UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 – April 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of a Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NZD	New Zealand Dollars
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of April 30, 2024.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
∞	Rates reflect the effective yields at purchase date.

Financial Highlights
**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,215.60	0.15%	$0.83
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,219.50	0.14%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.17	0.14%	$0.70

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,206.80	0.22%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,186.00	0.30%	$1.63
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,192.60	0.31%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,212.00	0.15%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,209.90	0.19%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,208.80	0.28%	$1.54
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,191.50	0.28%	$1.53
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,184.60	0.41%	$2.23
Hypothetical 5% Annual Return	$1,000.00	$1,022.83	0.41%	$2.06

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,206.60	0.23%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,107.20	0.18%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	2.7%
Communications	0.5%
Consumer, Cyclical	3.4%
Consumer, Non-cyclical	9.8%
Energy	7.9%
Financials	36.6%
Foreign Government	4.5%
Industrials	3.2%
Supranational	0.7%
Technology	1.1%
U.S. Government	26.5%
Utilities	3.1%

100.0%

6

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	8.7%
Consumer Discretionary	10.3%
Consumer Staples	6.8%
Energy	5.8%
Financials	13.9%
Health Care	11.5%
Industrials	10.9%
Information Technology	26.5%
Materials	3.5%
Real Estate	0.2%
Utilities	1.9%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.5%
Consumer Discretionary	16.2%
Consumer Staples	3.8%
Energy	10.8%
Financials	26.3%
Health Care	5.2%
Industrials	17.4%
Information Technology	8.0%
Materials	8.3%
Real Estate	1.1%
Utilities	0.4%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.1%
Consumer Discretionary	15.7%
Consumer Staples	4.2%
Energy	11.9%
Financials	25.2%
Health Care	4.2%
Industrials	20.0%
Information Technology	7.0%
Materials	8.4%
Real Estate	1.0%
Utilities	0.3%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.4%
Consumer Discretionary	10.6%
Consumer Staples	6.0%
Energy	6.3%
Financials	14.9%
Health Care	10.3%
Industrials	13.4%
Information Technology	24.8%
Materials	3.8%
Real Estate	0.3%
Utilities	2.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.2%
Consumer Discretionary	10.2%
Consumer Staples	6.1%
Energy	6.4%
Financials	15.8%
Health Care	10.7%
Industrials	14.5%
Information Technology	23.8%
Materials	4.1%
Real Estate	0.4%
Utilities	1.8%

100.0%

U.S. Vector Equity Portfolio
Communication Services	5.5%
Consumer Discretionary	11.9%
Consumer Staples	4.8%
Energy	10.2%
Financials	22.9%
Health Care	9.0%
Industrials	17.3%
Information Technology	9.9%
Materials	7.0%
Real Estate	0.6%
Utilities	0.9%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.2%
Consumer Discretionary	14.5%
Consumer Staples	4.4%
Energy	5.8%
Financials	19.7%
Health Care	9.2%
Industrials	21.9%
Information Technology	12.6%
Materials	6.2%
Real Estate	0.7%
Utilities	2.8%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.8%
Consumer Discretionary	15.0%
Consumer Staples	3.9%
Energy	5.7%
Financials	20.9%
Health Care	11.2%
Industrials	20.5%
Information Technology	11.1%
Materials	5.6%
Real Estate	1.1%
Utilities	2.2%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	0.7%
Consumer Discretionary	10.0%
Consumer Staples	10.2%
Energy	5.9%
Financials	11.0%
Health Care	16.1%
Industrials	16.7%
Information Technology	28.2%
Materials	1.0%
Utilities	0.2%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

7

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (66.9%)
AUSTRALIA — (2.1%)
ANZ New Zealand International Ltd., Floating Rate Note, SOFR + 0.600%, FRN
(r)Ω	5.950%, 02/18/25	460	$461,000
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 6.164%, 01/18/27	650	654,826
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.400%, FRN, 5.753%, 07/07/25	1,100	1,100,932
(r)Ω	SOFR + 0.750%, FRN, 6.103%, 03/13/26	892	896,603
(r)Ω	SOFR + 0.520%, FRN, 5.874%, 06/15/26	1,218	1,218,331

TOTAL AUSTRALIA			4,331,692

CANADA — (3.8%)
Bank of Montreal, SOFR + 0.620%, FRN
(r)	5.974%, 09/15/26	300	299,648
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN, 5.818%, 01/10/25	173	173,202
(r)	SOFR + 1.060%, FRN, 6.413%, 06/07/25	110	110,711
(r)	SOFR + 1.330%, FRN, 6.683%, 06/05/26	683	694,269
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.774%, 10/18/24	2,014	2,015,423

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
3.900%, 02/01/25		2,450	$2,416,417
Royal Bank of Canada
2.550%, 07/16/24		2,000	1,987,276

TOTAL CANADA			7,696,946

FRANCE — (4.6%)
Banque Federative du Credit Mutuel SA, SOFR + 1.400%, FRN
(r)	6.754%, 07/13/26	1,300	1,320,992
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.758%, 02/04/25	1,000	1,000,147
BNP Paribas SA
Ω	3.375%, 01/09/25	1,900	1,868,651
BPCE SA
Ω	2.375%, 01/14/25	2,265	2,208,699
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	6.223%, 03/11/27	1,000	1,003,574
Societe Generale SA
#Ω	2.625%, 10/16/24	2,000	1,967,565

TOTAL FRANCE			9,369,628

GERMANY — (3.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	2,471,244
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,833,085
Mercedes-Benz Finance North America LLC
Ω	3.250%, 08/01/24	1,750	1,738,273

TOTAL GERMANY			6,042,602

IRELAND — (1.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		2,300	2,280,865

8

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
ITALY — (2.3%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,202	$2,178,422
Republic of Italy Government International Bonds 2.375%, 10/17/24			2,500	2,460,295

TOTAL ITALY				4,638,717

JAPAN — (2.0%)
American Honda Finance Corp.
0.550%, 07/12/24			1,000	990,299
American Honda Finance Corp., Floating Rate Note, SOFR + 0.600%, FRN
(r)	5.948%, 08/14/25		269	269,489
Nomura Holdings, Inc.
2.648%, 01/16/25			2,500	2,441,284
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24			300	298,131

TOTAL JAPAN				3,999,203

NETHERLANDS — (5.3%)
BNG Bank NV
5.250%, 05/20/24		AUD	10,000	6,479,920
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,475,785
(r)	SOFR + 0.710%, FRN, 6.063%, 01/09/26		300	301,455
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r)	6.253%, 10/05/26		500	504,097

TOTAL NETHERLANDS				10,761,257

NORWAY — (3.3%)
Kommunalbanken AS
5.250%, 07/15/24		AUD	5,300	3,437,479
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.353%, 06/17/26		3,200	3,243,296

TOTAL NORWAY				6,680,775

SPAIN — (0.7%)
Avangrid, Inc.
3.150%, 12/01/24			266	261,743

		Face Amount^		Value†
		(000)
SPAIN — (Continued)
Banco Santander SA
2.706%, 06/27/24			1,200	$1,194,584

TOTAL SPAIN				1,456,327

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.7%)
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.180%, FRN
(r)	5.534%, 06/15/26		174	173,845
International Finance Corp.
1.450%, 07/22/24		AUD	2,000	1,287,148

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,460,993

SWITZERLAND — (1.2%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,416,271

UNITED KINGDOM — (3.0%)
BAT Capital Corp.
3.222%, 08/15/24			580	575,091
HSBC USA, Inc.
3.750%, 05/24/24			1,250	1,248,283
3.500%, 06/23/24			1,100	1,096,083
NatWest Markets PLC
Ω	0.800%, 08/12/24		350	345,227
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		2,958	2,944,896

TOTAL UNITED KINGDOM				6,209,580

UNITED STATES — (33.8%)
American Express Co.
3.375%, 05/03/24			1,075	1,074,926
American Express Co., Floating Rate Note,
(r)	SOFR + 0.930%, FRN, 6.282%, 03/04/25		500	503,725
(r)	SOFR + 0.650%, FRN, 5.998%, 11/04/26		266	266,699
American Water Capital Corp.
3.400%, 03/01/25			2,600	2,552,818
Ameriprise Financial, Inc.
3.000%, 04/02/25			1,814	1,771,343

9

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Amgen, Inc.
3.125%, 05/01/25		3,000	$2,925,153
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,486,045
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r)	5.764%, 06/14/24	655	655,037
Bank of America NA, Floating Rate Note, SOFR + 1.020%, FRN
(r)	6.370%, 08/18/26	300	304,194
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.975%, 04/25/25	1,500	1,504,597
Boardwalk Pipelines LP
4.950%, 12/15/24		1,500	1,491,050
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r)	5.838%, 02/20/26	750	752,654
Brixmor Operating Partnership LP
3.850%, 02/01/25		1,800	1,771,173
Capital One Financial Corp.
3.200%, 02/05/25		600	588,242
Cardinal Health, Inc.
3.079%, 06/15/24		2,750	2,740,343
Citibank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r)	6.412%, 12/04/26	1,500	1,518,437
CNA Financial Corp.
3.950%, 05/15/24		307	306,819
Discover Financial Services
3.950%, 11/06/24		1,340	1,326,467
Edison International
3.550%, 11/15/24		1,500	1,481,471
Elevance Health, Inc.
3.500%, 08/15/24		200	198,692
2.375%, 01/15/25		2,800	2,735,401
Energy Transfer LP
2.900%, 05/15/25		2,000	1,944,388
EOG Resources, Inc.
3.150%, 04/01/25		2,107	2,062,463
ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,968,910

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
3.800%, 04/07/25		1,500	$1,471,741
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,996,251
International Business Machines Corp.
3.000%, 05/15/24		2,200	2,197,795
John Deere Capital Corp., Floating Rate Note,
(r)	SOFR + 0.440%, FRN, 5.792%, 03/06/26	500	501,383
(r)	SOFR + 0.790%, FRN, 6.143%, 06/08/26	1,072	1,081,872
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.353%, 12/08/26	1,700	1,721,465
Kinder Morgan Energy Partners LP
4.250%, 09/01/24		1,500	1,491,198
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.520%, 10/30/26	1,350	1,369,432
MPLX LP
4.875%, 12/01/24		1,250	1,241,990
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.800%, FRN
(r)	6.148%, 02/05/27	1,218	1,223,243
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.115%, 01/29/26	750	751,833
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,476,675
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		1,004	993,283
ONEOK, Inc.
2.750%, 09/01/24		360	356,185
Parker-Hannifin Corp.
3.650%, 06/15/24		240	239,244

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	$1,164,339
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,491,297
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,000	999,622
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,382,559
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,601,790
	Ventas Realty LP
	3.750%, 05/01/24	1,000	1,000,000
	3.500%, 02/01/25	400	392,751
	VF Corp.
	2.400%, 04/23/25	520	501,592
	Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,975,013
	Willis North America, Inc.
	3.600%, 05/15/24	500	499,560

	TOTAL UNITED STATES		69,053,160

	TOTAL BONDS		136,398,016

U.S. TREASURY OBLIGATIONS — (26.2%)
	U.S. Treasury Floating Rate Notes
(r)	3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	8,000	7,997,522
	U.S. Treasury Notes
	3.000%, 06/30/24	2,000	1,991,836
(r)	3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	18,500	18,521,412
(r)	3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	18,000	18,039,540
	U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	4,900	4,905,168
(r)	3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	2,000	2,000,874

	TOTAL U.S. TREASURY OBLIGATIONS		53,456,352

		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (5.9%)
SPAIN — (0.4%)
Avangrid, Inc.
Ω	5.115%, 06/13/24	750	$744,800

UNITED STATES — (5.5%)
American Electric Power Co., Inc.
Ω	5.711%, 05/15/24	1,600	1,596,347
Bayer Corp.
Ω	5.753%, 07/08/24	1,000	989,102
Ω	5.661%, 07/08/24	500	494,551
Canadian National Railway Co.
Ω	5.561%, 07/08/24	2,000	1,979,108
Dominion Energy, Inc.
Ω	5.703%, 05/17/24	950	947,546
Ω	5.764%, 06/03/24	735	731,171
Duke Energy Corp.
Ω	5.610%, 05/02/24	1,000	999,699
EIDP, Inc.
Ω	5.617%, 05/10/24	500	499,236
Ω	5.595%, 06/13/24	1,000	993,201
Ω	5.689%, 06/28/24	500	495,673
Harley-Davidson Financial Services, Inc.
Ω	6.176%, 06/05/24	1,600	1,590,829

TOTAL UNITED STATES			11,316,463

TOTAL COMMERCIAL PAPER (Cost $12,062,955)			12,061,263

TOTAL INVESTMENT SECURITIES (Cost $204,658,628)			201,915,631

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	182,681	2,113,255

TOTAL INVESTMENTS — (100.0%) (Cost $206,771,884)			$204,028,886

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2024, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	10,958,462	CAD	14,771,410	HSBC Bank	05/08/24	$227,278
USD	648,766	GBP	510,849	Citibank, N.A.	05/13/24	10,401
GBP	510,849	USD	636,075	Citibank, N.A.	05/13/24	2,291
USD	11,568,178	AUD	17,683,011	Australia and New Zealand Bank	05/28/24	104,105

Total Appreciation						$344,075

CAD	9,679,577	USD	7,179,002	NatWest Markets PLC	05/08/24	$(146,950)
CAD	5,091,833	USD	3,761,366	UBS AG	05/08/24	(62,234)

Total (Depreciation)						$(209,184)

Total Appreciation (Depreciation)						$134,891

As of April 30, 2024, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	834	06/21/24	$213,269,480	$211,293,900	$(1,975,580)

Total Futures Contracts			$213,269,480	$211,293,900	$(1,975,580)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$4,331,692	—	$4,331,692
Canada	—	7,696,946	—	7,696,946
France	—	9,369,628	—	9,369,628
Germany	—	6,042,602	—	6,042,602
Ireland	—	2,280,865	—	2,280,865
Italy	—	4,638,717	—	4,638,717
Japan	—	3,999,203	—	3,999,203
Netherlands	—	10,761,257	—	10,761,257
Norway	—	6,680,775	—	6,680,775
Spain	—	1,456,327	—	1,456,327
Supranational Organization Obligations	—	1,460,993	—	1,460,993
Switzerland	—	2,416,271	—	2,416,271
United Kingdom	—	6,209,580	—	6,209,580
United States	—	69,053,160	—	69,053,160
U.S. Treasury Obligations	—	53,456,352	—	53,456,352

12

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$12,061,263	—	$12,061,263
Securities Lending Collateral	—	2,113,255	—	2,113,255

Total Investments in Securities	—	$204,028,886	—	$204,028,886

Financial Instruments
Assets
Forward Currency Contracts**	—	344,075	—	344,075

Liabilities
Forward Currency Contracts**	—	(209,184)	—	(209,184)
Futures Contracts**	$(1,975,580)	—	—	(1,975,580)

Total Financial Instruments	$(1,975,580)	$134,891	—	$(1,840,689)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	229,610	$37,375,916	2.1%
* Alphabet, Inc., Class C	200,426	32,998,137	1.9%
Comcast Corp., Class A	189,948	7,238,918	0.4%
Meta Platforms, Inc., Class A	85,107	36,610,478	2.1%
* Netflix, Inc.	10,791	5,941,956	0.3%
Other Securities		30,957,203	1.9%

TOTAL COMMUNICATION SERVICES		151,122,608	8.7%

CONSUMER DISCRETIONARY — (10.2%)
* Amazon.com, Inc.	339,845	59,472,875	3.4%
Home Depot, Inc.	40,965	13,691,322	0.8%
McDonald’s Corp.	22,877	6,246,336	0.4%
* Tesla, Inc.	79,700	14,607,416	0.8%
Other Securities		85,132,601	4.9%

TOTAL CONSUMER DISCRETIONARY		179,150,550	10.3%

CONSUMER STAPLES — (6.8%)
Coca-Cola Co.	139,387	8,609,935	0.5%
Costco Wholesale Corp.	13,733	9,927,586	0.6%
PepsiCo, Inc.	55,210	9,711,991	0.6%
Procter & Gamble Co.	89,222	14,561,030	0.8%
Walmart, Inc.	201,519	11,960,153	0.7%
Other Securities		63,819,920	3.6%

TOTAL CONSUMER STAPLES		118,590,615	6.8%

ENERGY — (5.7%)
Chevron Corp.	70,909	11,435,494	0.6%
ConocoPhillips	65,099	8,177,736	0.5%
Exxon Mobil Corp.	181,735	21,493,798	1.2%
Other Securities		59,186,933	3.5%

TOTAL ENERGY		100,293,961	5.8%

FINANCIALS — (13.8%)
American Express Co.	29,273	6,850,760	0.4%
Bank of America Corp.	222,437	8,232,393	0.5%
* Berkshire Hathaway, Inc., Class B	56,327	22,346,611	1.3%
JPMorgan Chase & Co.	109,615	21,017,580	1.2%
Mastercard, Inc., Class A	33,368	15,055,642	0.9%
# Visa, Inc., Class A	57,658	15,487,515	0.9%
Wells Fargo & Co.	110,486	6,554,030	0.4%
Other Securities		146,427,445	8.3%

TOTAL FINANCIALS		241,971,976	13.9%

HEALTH CARE — (11.4%)
Abbott Laboratories	62,251	6,596,738	0.4%
AbbVie, Inc.	73,369	11,932,734	0.7%
Amgen, Inc.	23,156	6,343,355	0.4%
Eli Lilly & Co.	32,354	25,271,709	1.5%

14

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	104,193	$15,065,266	0.9%
Merck & Co., Inc.	82,408	10,648,762	0.6%
Thermo Fisher Scientific, Inc.	10,883	6,189,380	0.4%
UnitedHealth Group, Inc.	40,430	19,555,991	1.1%
Other Securities		98,443,055	5.5%

TOTAL HEALTH CARE		200,046,990	11.5%

INDUSTRIALS — (10.8%)
Caterpillar, Inc.	24,452	8,180,906	0.5%
Deere & Co.	14,746	5,771,732	0.3%
Union Pacific Corp.	24,788	5,878,722	0.3%
Other Securities		170,425,878	9.8%

TOTAL INDUSTRIALS		190,257,238	10.9%

INFORMATION TECHNOLOGY — (26.2%)
Accenture PLC, Class A	25,784	7,758,664	0.4%
* Adobe, Inc.	14,236	6,588,848	0.4%
* Advanced Micro Devices, Inc.	48,629	7,701,861	0.4%
Apple, Inc.	514,947	87,710,752	5.0%
Broadcom, Inc.	17,709	23,026,481	1.3%
Cisco Systems, Inc.	175,806	8,259,366	0.5%
International Business Machines Corp.	49,670	8,255,154	0.5%
Microsoft Corp.	211,304	82,266,986	4.7%
NVIDIA Corp.	98,747	85,319,383	4.9%
Oracle Corp.	59,922	6,816,128	0.4%
QUALCOMM, Inc.	50,711	8,410,419	0.5%
Salesforce, Inc.	29,658	7,976,223	0.5%
Texas Instruments, Inc.	35,960	6,344,063	0.4%
Other Securities		114,146,225	6.5%

TOTAL INFORMATION TECHNOLOGY		460,580,553	26.4%

MATERIALS — (3.5%)
Linde PLC	18,643	8,220,817	0.5%
Other Securities		52,388,892	3.0%

TOTAL MATERIALS		60,609,709	3.5%

REAL ESTATE — (0.3%)
Other Securities		4,383,551	0.2%

UTILITIES — (1.8%)
Other Securities		32,284,048	1.8%

TOTAL COMMON STOCKS (Cost $712,399,669)		1,739,291,799	99.8%

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	7,727,614	7,727,614	0.5%

15

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	658,713	$7,619,997	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $727,747,280)		$1,754,639,410	100.7%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$151,112,317	$10,291	—		$151,122,608
Consumer Discretionary	179,150,550	—	—		179,150,550
Consumer Staples	118,590,615	—	—		118,590,615
Energy	100,293,961	—	—		100,293,961
Financials	241,971,976	—	—		241,971,976
Health Care	200,012,133	—	$34,857		200,046,990
Industrials	190,257,238	—	—		190,257,238
Information Technology	460,580,553	—	—		460,580,553
Materials	60,609,709	—	—		60,609,709
Real Estate	4,383,551	—	—		4,383,551
Utilities	32,284,048	—	—		32,284,048
Temporary Cash Investments	7,727,614	—	—		7,727,614
Securities Lending Collateral	—	7,619,997	—		7,619,997

Total Investments in Securities	$1,746,974,265	$7,630,288	$34,857	<>	$1,754,639,410

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

16

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,841,421,190

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,841,421,190

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

17

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
#	Nexstar Media Group, Inc.	287,913	$46,083,355	0.4%
	Other Securities		263,996,671	2.1%

TOTAL COMMUNICATION SERVICES			310,080,026	2.5%

CONSUMER DISCRETIONARY — (15.4%)
#*	AutoNation, Inc.	299,131	48,204,961	0.4%
	BorgWarner, Inc.	1,734,241	56,831,078	0.5%
#	Lithia Motors, Inc.	194,012	49,352,773	0.4%
	Macy’s, Inc.	2,552,342	47,039,663	0.4%
*	Modine Manufacturing Co.	519,425	48,114,338	0.4%
*	Mohawk Industries, Inc.	445,960	51,428,107	0.4%
#	Penske Automotive Group, Inc.	416,546	63,694,049	0.5%
	PVH Corp.	422,730	45,993,024	0.4%
#	Signet Jewelers Ltd.	457,648	44,863,233	0.4%
*	Taylor Morrison Home Corp.	1,092,774	61,206,272	0.5%
	Toll Brothers, Inc.	966,011	115,061,570	0.9%
	Other Securities		1,396,790,263	10.9%

TOTAL CONSUMER DISCRETIONARY			2,028,579,331	16.1%

CONSUMER STAPLES — (3.6%)
	Ingredion, Inc.	424,738	48,670,727	0.4%
*	Post Holdings, Inc.	469,667	49,855,152	0.4%
	Other Securities		373,087,948	2.9%

TOTAL CONSUMER STAPLES			471,613,827	3.7%

ENERGY — (10.2%)
*	Antero Resources Corp.	1,745,842	59,376,086	0.5%
#	Chesapeake Energy Corp.	650,849	58,498,308	0.5%
	HF Sinclair Corp.	1,452,267	78,785,485	0.6%
	Matador Resources Co.	841,863	52,448,065	0.4%
	Murphy Oil Corp.	1,255,247	56,034,226	0.5%
	PBF Energy, Inc., Class A	991,358	52,809,641	0.4%
	Range Resources Corp.	1,616,447	58,046,612	0.5%
	SM Energy Co.	1,068,077	51,791,054	0.4%
*	Southwestern Energy Co.	6,030,194	45,166,153	0.4%
	Other Securities		834,639,305	6.5%

TOTAL ENERGY			1,347,594,935	10.7%

FINANCIALS — (24.9%)
	Ally Financial, Inc.	1,617,301	62,023,493	0.5%
#	Bank OZK	1,057,763	47,229,118	0.4%
	Jackson Financial, Inc., Class A	673,039	45,982,024	0.4%
	MGIC Investment Corp.	2,233,839	45,302,255	0.4%
	Old Republic International Corp.	1,754,565	52,391,311	0.4%
	Popular, Inc.	690,156	58,656,358	0.5%
	SouthState Corp.	599,958	45,416,821	0.4%
	Unum Group	1,565,395	79,365,526	0.6%
	Wintrust Financial Corp.	485,243	46,893,884	0.4%

18

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Zions Bancorp NA	1,204,682	$49,126,932	0.4%
Other Securities		2,745,813,542	21.5%

TOTAL FINANCIALS		3,278,201,264	25.9%

HEALTH CARE — (4.9%)
Other Securities		647,984,376	5.1%

INDUSTRIALS — (16.5%)
AGCO Corp.	401,058	45,796,813	0.4%
Air Lease Corp.	1,150,875	57,819,960	0.5%
* Beacon Roofing Supply, Inc.	514,071	50,651,416	0.4%
Boise Cascade Co.	359,406	47,538,632	0.4%
Knight-Swift Transportation Holdings, Inc.	1,222,697	56,525,282	0.5%
Regal Rexnord Corp.	341,052	55,035,561	0.4%
Ryder System, Inc.	370,749	45,175,766	0.4%
UFP Industries, Inc.	405,541	45,704,471	0.4%
WESCO International, Inc.	358,650	54,783,787	0.4%
Other Securities		1,709,053,135	13.4%

TOTAL INDUSTRIALS		2,168,084,823	17.2%

INFORMATION TECHNOLOGY — (7.6%)
Amkor Technology, Inc.	2,177,190	70,432,097	0.6%
* Arrow Electronics, Inc.	519,037	66,265,454	0.5%
Avnet, Inc.	990,678	48,414,434	0.4%
TD SYNNEX Corp.	578,135	68,127,428	0.5%
Other Securities		743,886,558	5.9%

TOTAL INFORMATION TECHNOLOGY		997,125,971	7.9%

MATERIALS — (7.9%)
* Cleveland-Cliffs, Inc.	3,234,086	54,656,053	0.4%
Commercial Metals Co.	1,101,036	59,169,675	0.5%
Other Securities		928,136,320	7.3%

TOTAL MATERIALS		1,041,962,048	8.2%

REAL ESTATE — (1.1%)
* Jones Lang LaSalle, Inc.	264,310	47,760,817	0.4%
Other Securities		93,259,481	0.7%

TOTAL REAL ESTATE		141,020,298	1.1%

UTILITIES — (0.4%)
Other Securities		52,696,025	0.4%

TOTAL COMMON STOCKS		12,484,942,924	98.8%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
Other Security		155,258	0.0%

19

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$4,607,298	0.1%

TOTAL PREFERRED STOCKS.		4,762,556	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,615,429,993)		12,489,705,480

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250%.	127,456,205	127,456,205	1.0%

SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	46,203,814	534,485,715	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $9,277,367,959)		$13,151,647,400	104.1%

As of April 30, 2024, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	454	06/21/24	$117,999,947	$115,020,900	$(2,979,047)

Total Futures Contracts			$117,999,947	$115,020,900	$(2,979,047)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$309,958,671	$121,355	—		$310,080,026
Consumer Discretionary	2,028,565,955	13,376	—		2,028,579,331
Consumer Staples	471,602,695	11,132	—		471,613,827
Energy	1,347,594,935	—	—		1,347,594,935
Financials	3,278,150,368	50,896	—		3,278,201,264
Health Care	646,724,583	—	$1,259,793		647,984,376
Industrials	2,167,969,450	91,991	23,382		2,168,084,823
Information Technology	997,081,693	44,278	—		997,125,971
Materials	1,040,836,200	—	1,125,848		1,041,962,048
Real Estate	141,014,773	5,525	—		141,020,298
Utilities	52,696,025	—	—		52,696,025
Preferred Stocks
Communication Services	155,258	—	—		155,258
Industrials	4,607,298	—	—		4,607,298
Temporary Cash Investments	127,456,205	—	—		127,456,205
Securities Lending Collateral	—	534,485,715	—		534,485,715

Total Investments in Securities	$12,614,414,109	$534,824,268	$2,409,023	<>	$13,151,647,400

20

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(2,979,047)	—	—	$(2,979,047)

Total Financial Instruments	$(2,979,047)	—	—	$(2,979,047)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

21

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$312,182,300	2.1%

CONSUMER DISCRETIONARY — (14.5%)
	Graham Holdings Co., Class B	96,981	68,019,564	0.5%
#	Group 1 Automotive, Inc.	263,200	77,386,064	0.5%
	Macy’s, Inc.	3,998,728	73,696,557	0.5%
#	Meritage Homes Corp.	575,946	95,457,290	0.6%
#*	Modine Manufacturing Co.	941,518	87,212,812	0.6%
*	Mohawk Industries, Inc.	943,202	108,770,055	0.7%
	PVH Corp.	938,688	102,129,254	0.7%
*	Taylor Morrison Home Corp.	2,499,727	140,009,709	0.9%
#	Thor Industries, Inc.	786,308	78,174,741	0.5%
*	Tri Pointe Homes, Inc.	2,209,349	81,414,511	0.6%
	Other Securities		1,377,138,430	9.2%

TOTAL CONSUMER DISCRETIONARY			2,289,408,987	15.3%

CONSUMER STAPLES — (3.9%)
	Ingredion, Inc.	564,279	64,660,731	0.4%
*	Post Holdings, Inc.	653,700	69,390,255	0.5%
	Other Securities		471,769,888	3.2%

TOTAL CONSUMER STAPLES			605,820,874	4.1%

ENERGY — (11.0%)
#*	CNX Resources Corp.	3,455,708	81,278,252	0.5%
#*	DT Midstream, Inc.	1,191,435	74,107,257	0.5%
	Murphy Oil Corp.	2,274,675	101,541,492	0.7%
	PBF Energy, Inc., Class A	1,921,768	102,372,581	0.7%
	Scorpio Tankers, Inc.	893,863	62,892,201	0.4%
*	Southwestern Energy Co.	10,695,934	80,112,546	0.5%
	Other Securities		1,234,012,288	8.3%

TOTAL ENERGY			1,736,316,617	11.6%

FINANCIALS — (23.3%)
	American Equity Investment Life Holding Co.	1,546,160	86,755,038	0.6%
	Associated Banc-Corp.	3,219,427	67,833,327	0.5%
	Assured Guaranty Ltd.	1,272,526	97,602,744	0.7%
	Bank OZK	1,789,471	79,899,880	0.5%
#	FNB Corp.	7,542,462	100,616,443	0.7%
#	Jackson Financial, Inc., Class A	1,200,996	82,052,047	0.6%
	Janus Henderson Group PLC	2,020,820	63,090,000	0.4%
	MGIC Investment Corp.	4,358,814	88,396,748	0.6%
	Old National Bancorp	4,512,682	74,639,760	0.5%
	Popular, Inc.	963,439	81,882,681	0.6%
	United Bankshares, Inc.	1,941,200	63,011,352	0.4%
	White Mountains Insurance Group Ltd.	40,293	71,646,595	0.5%
	Other Securities		2,711,775,294	18.0%

TOTAL FINANCIALS			3,669,201,909	24.6%

22

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (3.9%)
*	Elanco Animal Health, Inc.	4,832,908	$63,601,069	0.4%
	Perrigo Co. PLC	2,001,455	65,367,520	0.4%
	Other Securities		476,116,408	3.2%

TOTAL HEALTH CARE			605,084,997	4.0%

INDUSTRIALS — (18.5%)
#	Air Lease Corp.	1,906,656	95,790,397	0.6%
#*	Alaska Air Group, Inc.	1,852,448	79,692,313	0.5%
*	Alight, Inc., Class A	6,985,829	63,012,178	0.4%
#	Boise Cascade Co.	651,886	86,224,961	0.6%
	Encore Wire Corp.	348,815	97,444,958	0.7%
*	Gates Industrial Corp. PLC	3,767,726	66,387,332	0.4%
#	GATX Corp.	750,478	91,828,488	0.6%
*	Kirby Corp.	837,100	91,352,723	0.6%
*	SkyWest, Inc.	1,078,678	78,775,854	0.5%
	Other Securities		2,157,466,821	14.6%

TOTAL INDUSTRIALS			2,907,976,025	19.5%

INFORMATION TECHNOLOGY — (6.5%)
	Amkor Technology, Inc.	4,431,293	143,352,329	1.0%
	Avnet, Inc.	1,966,781	96,116,588	0.7%
*	Sanmina Corp.	1,322,942	80,262,891	0.6%
	Other Securities		698,065,413	4.5%

TOTAL INFORMATION TECHNOLOGY			1,017,797,221	6.8%

MATERIALS — (7.7%)
	Ashland, Inc.	721,280	68,759,622	0.5%
	Carpenter Technology Corp.	1,018,558	87,290,421	0.6%
	Commercial Metals Co.	1,935,823	104,031,128	0.7%
	Element Solutions, Inc.	3,805,131	88,012,680	0.6%
#	U.S. Steel Corp.	2,597,186	94,797,289	0.6%
	Other Securities		775,937,804	5.2%

TOTAL MATERIALS			1,218,828,944	8.2%

REAL ESTATE — (0.9%)
	Other Securities		140,748,198	0.9%

UTILITIES — (0.3%)
	Other Securities		51,778,208	0.3%

TOTAL COMMON STOCKS			14,555,144,280	97.4%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
	Other Security		167,756	0.0%

INDUSTRIALS — (0.0%)
	Other Security		4,426,342	0.1%

TOTAL PREFERRED STOCKS			4,594,098	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,996,151,707)			14,559,738,378

23

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (2.6%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	407,039,495	$407,039,495	2.7%

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	67,079,579	775,976,572	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $11,179,186,492)		$15,742,754,445	105.4%

As of April 30, 2024, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,448	06/21/24	$366,222,912	$366,850,800	$627,888

Total Futures Contracts			$366,222,912	$366,850,800	$627,888

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$312,182,300	—	—		$312,182,300
Consumer Discretionary	2,289,057,279	$351,708	—		2,289,408,987
Consumer Staples	604,406,096	1,414,778	—		605,820,874
Energy	1,736,316,617	—	—		1,736,316,617
Financials	3,668,818,827	383,082	—		3,669,201,909
Health Care	603,625,637	—	$1,459,360		605,084,997
Industrials	2,907,872,542	103,483	—		2,907,976,025
Information Technology	1,017,797,221	—	—		1,017,797,221
Materials	1,215,911,672	967,953	1,949,319		1,218,828,944
Real Estate	140,748,198	—	—		140,748,198
Utilities	51,778,208	—	—		51,778,208
Preferred Stocks
Communication Services	167,756	—	—		167,756
Industrials	4,426,342	—	—		4,426,342
Temporary Cash Investments	407,039,495	—	—		407,039,495
Securities Lending Collateral	—	775,976,572	—		775,976,572

Total Investments in Securities	$14,960,148,190	$779,197,576	$3,408,679	<>	$15,742,754,445

Financial Instruments
Assets
Futures Contracts**	627,888	—	—		627,888

Total Financial Instruments	$627,888	—	—		$627,888

**	Valued at the unrealized appreciation/(depreciation) on the investment.

24

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

25

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (7.2%)
* Alphabet, Inc., Class A	2,905,839	$473,012,472	1.5%
* Alphabet, Inc., Class C	2,559,387	421,377,476	1.3%
Comcast Corp., Class A	3,950,603	150,557,480	0.5%
Meta Platforms, Inc., Class A	1,273,355	547,759,120	1.7%
* Netflix, Inc.	170,109	93,668,820	0.3%
Verizon Communications, Inc.	3,523,916	139,159,443	0.4%
Walt Disney Co.	813,577	90,388,405	0.3%
Other Securities		458,193,235	1.3%

TOTAL COMMUNICATION SERVICES		2,374,116,451	7.3%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	4,523,073	791,537,775	2.4%
Home Depot, Inc.	578,985	193,508,367	0.6%
McDonald’s Corp.	392,232	107,095,025	0.3%
* Tesla, Inc.	639,441	117,196,746	0.4%
Other Securities		2,219,024,789	6.8%

TOTAL CONSUMER DISCRETIONARY		3,428,362,702	10.5%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co.	2,283,694	141,063,778	0.4%
Costco Wholesale Corp.	244,634	176,845,919	0.6%
PepsiCo, Inc.	977,554	171,961,524	0.5%
Procter & Gamble Co.	1,494,389	243,884,285	0.8%
Walmart, Inc.	2,593,329	153,914,076	0.5%
Other Securities		1,039,336,461	3.1%

TOTAL CONSUMER STAPLES		1,927,006,043	5.9%

ENERGY — (6.2%)
Chevron Corp.	1,195,783	192,843,924	0.6%
ConocoPhillips	1,164,407	146,272,807	0.5%
Exxon Mobil Corp.	3,891,009	460,189,634	1.4%
Other Securities		1,244,796,654	3.8%

TOTAL ENERGY		2,044,103,019	6.3%

FINANCIALS — (14.5%)
American Express Co.	431,793	101,052,516	0.3%
Bank of America Corp.	3,912,477	144,800,774	0.5%
* Berkshire Hathaway, Inc., Class B	954,456	378,661,329	1.2%
JPMorgan Chase & Co.	2,201,688	422,151,657	1.3%
Mastercard, Inc., Class A	537,761	242,637,763	0.8%
# Visa, Inc., Class A	913,551	245,388,934	0.8%
Wells Fargo & Co.	1,702,102	100,968,691	0.3%
Other Securities		3,162,411,632	9.5%

TOTAL FINANCIALS		4,798,073,296	14.7%

HEALTH CARE — (10.1%)
AbbVie, Inc.	1,188,733	193,335,535	0.6%
Amgen, Inc.	373,973	102,446,164	0.3%

26

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly & Co.	520,601	$406,641,441	1.3%
Johnson & Johnson	1,354,074	195,785,560	0.6%
Merck & Co., Inc.	1,040,904	134,505,615	0.4%
Thermo Fisher Scientific, Inc.	171,737	97,670,267	0.3%
UnitedHealth Group, Inc.	497,708	240,741,360	0.8%
Other Securities		1,965,336,951	6.0%

TOTAL HEALTH CARE		3,336,462,893	10.3%

INDUSTRIALS — (13.0%)
Caterpillar, Inc.	417,155	139,567,548	0.4%
Union Pacific Corp.	454,379	107,760,524	0.3%
Other Securities		4,058,789,749	12.5%

TOTAL INDUSTRIALS		4,306,117,821	13.2%

INFORMATION TECHNOLOGY — (24.1%)
Accenture PLC, Class A	397,785	119,697,484	0.4%
* Adobe, Inc.	255,487	118,247,048	0.4%
* Advanced Micro Devices, Inc.	555,071	87,912,145	0.3%
Apple, Inc.	8,778,323	1,495,211,757	4.6%
Applied Materials, Inc.	568,804	112,992,915	0.4%
Broadcom, Inc.	292,283	380,046,816	1.2%
Cisco Systems, Inc.	2,518,417	118,315,231	0.4%
International Business Machines Corp.	582,556	96,820,807	0.3%
Microsoft Corp.	4,018,013	1,564,333,001	4.8%
NVIDIA Corp.	1,500,449	1,296,417,945	4.0%
Oracle Corp.	840,214	95,574,343	0.3%
QUALCOMM, Inc.	801,076	132,858,455	0.4%
Texas Instruments, Inc.	748,830	132,108,589	0.4%
Other Securities		2,241,870,282	6.6%

TOTAL INFORMATION TECHNOLOGY		7,992,406,818	24.5%

MATERIALS — (3.7%)
Linde PLC	225,284	99,341,233	0.3%
Other Securities		1,132,252,753	3.5%

TOTAL MATERIALS		1,231,593,986	3.8%

REAL ESTATE — (0.3%)
Other Securities		86,369,277	0.3%

UTILITIES — (2.1%)
Other Securities		711,407,127	2.2%

TOTAL COMMON STOCKS		32,236,019,433	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		168,913	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		455,144	0.0%

27

U.S. Core Equity 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,422,948	0.0%

TOTAL PREFERRED STOCKS		2,047,005	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,473,312,729)		32,238,066,438

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	313,041,451	313,041,451	1.0%

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	48,126,464	556,726,934	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $12,343,078,129)		$33,107,834,823	101.7%

As of April 30, 2024, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,130	06/21/24	$294,422,254	$286,285,500	$(8,136,754)

Total Futures Contracts			$294,422,254	$286,285,500	$(8,136,754)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,373,967,155	$149,296	—	$2,374,116,451
Consumer Discretionary	3,428,352,242	10,460	—	3,428,362,702
Consumer Staples	1,926,908,151	97,892	—	1,927,006,043
Energy	2,044,103,019	—	—	2,044,103,019
Financials	4,798,070,696	2,600	—	4,798,073,296
Health Care	3,335,441,892	—	$1,021,001	3,336,462,893
Industrials	4,305,057,297	1,053,368	7,156	4,306,117,821
Information Technology	7,992,207,836	198,982	—	7,992,406,818
Materials	1,231,361,941	—	232,045	1,231,593,986
Real Estate	86,329,812	39,465	—	86,369,277
Utilities	711,407,127	—	—	711,407,127
Preferred Stocks
Communication Services	168,913	—	—	168,913
Consumer Discretionary	455,144	—	—	455,144
Industrials	1,422,948	—	—	1,422,948

28

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Temporary Cash Investments	$313,041,451	—	—		$313,041,451
Securities Lending Collateral	—	$556,726,934	—		556,726,934

Total Investments in Securities	$32,548,295,624	$558,278,997	$1,260,202	<>	$33,107,834,823

Financial Instruments
Liabilities
Futures Contracts**	(8,136,754)	—	—		(8,136,754)

Total Financial Instruments	$(8,136,754)	—	—		$(8,136,754)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

29

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (6.1%)
* Alphabet, Inc., Class A	2,677,497	$435,842,962	1.4%
* Alphabet, Inc., Class C	1,961,540	322,947,946	1.0%
Comcast Corp., Class A	3,103,081	118,258,417	0.4%
Meta Platforms, Inc., Class A	917,389	394,633,226	1.3%
Verizon Communications, Inc.	2,275,706	89,867,630	0.3%
Other Securities		603,813,412	1.8%

TOTAL COMMUNICATION SERVICES		1,965,363,593	6.2%

CONSUMER DISCRETIONARY — (9.9%)
* Amazon.com, Inc.	3,334,764	583,583,700	1.8%
Home Depot, Inc.	543,803	181,749,839	0.6%
Other Securities		2,437,623,588	7.7%

TOTAL CONSUMER DISCRETIONARY		3,202,957,127	10.1%

CONSUMER STAPLES — (5.9%)
Coca-Cola Co.	2,221,306	137,210,072	0.4%
Costco Wholesale Corp.	139,674	100,970,335	0.3%
Kroger Co.	1,328,188	73,555,051	0.2%
PepsiCo, Inc.	986,623	173,556,852	0.6%
Procter & Gamble Co.	1,475,717	240,837,014	0.8%
Walmart, Inc.	2,286,919	135,728,643	0.4%
Other Securities		1,041,286,065	3.3%

TOTAL CONSUMER STAPLES		1,903,144,032	6.0%

ENERGY — (6.3%)
Chevron Corp.	1,182,652	190,726,288	0.6%
ConocoPhillips	1,162,116	145,985,012	0.5%
Exxon Mobil Corp.	2,780,914	328,898,699	1.0%
Other Securities		1,362,524,388	4.3%

TOTAL ENERGY		2,028,134,387	6.4%

FINANCIALS — (15.4%)
Bank of America Corp.	3,352,939	124,092,272	0.4%
* Berkshire Hathaway, Inc., Class B	813,088	322,576,402	1.0%
JPMorgan Chase & Co.	1,819,978	348,962,582	1.1%
Mastercard, Inc., Class A	491,098	221,583,418	0.7%
Morgan Stanley	871,822	79,196,310	0.3%
# Visa, Inc., Class A	909,954	244,422,744	0.8%
Wells Fargo & Co.	1,742,572	103,369,371	0.3%
Other Securities		3,521,717,919	11.0%

TOTAL FINANCIALS		4,965,921,018	15.6%

HEALTH CARE — (10.4%)
AbbVie, Inc.	1,169,550	190,215,612	0.6%
Amgen, Inc.	365,932	100,243,412	0.3%
Eli Lilly & Co.	462,619	361,351,701	1.1%
Johnson & Johnson	1,844,193	266,651,866	0.9%
Merck & Co., Inc.	808,550	104,480,831	0.3%

30

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	2,901,462	$74,335,456	0.2%
Thermo Fisher Scientific, Inc.	147,912	84,120,513	0.3%
UnitedHealth Group, Inc.	503,119	243,358,660	0.8%
Other Securities		1,944,282,835	6.1%

TOTAL HEALTH CARE		3,369,040,886	10.6%

INDUSTRIALS — (14.1%)
Caterpillar, Inc.	426,704	142,762,357	0.5%
Deere & Co.	216,269	84,649,849	0.3%
Honeywell International, Inc.	381,428	73,512,618	0.2%
Lockheed Martin Corp.	161,715	75,186,155	0.2%
Union Pacific Corp.	437,167	103,678,526	0.3%
Other Securities		4,082,935,507	12.8%

TOTAL INDUSTRIALS		4,562,725,012	14.3%

INFORMATION TECHNOLOGY — (23.2%)
Accenture PLC, Class A	449,831	135,358,646	0.4%
* Adobe, Inc.	173,720	80,402,828	0.3%
Apple, Inc.	8,343,456	1,421,140,860	4.5%
Applied Materials, Inc.	476,792	94,714,731	0.3%
Broadcom, Inc.	214,673	279,132,862	0.9%
Cisco Systems, Inc.	2,247,906	105,606,624	0.3%
International Business Machines Corp.	547,292	90,959,930	0.3%
Microsoft Corp.	3,889,402	1,514,260,881	4.8%
NVIDIA Corp.	1,461,559	1,262,816,207	4.0%
Oracle Corp.	832,941	94,747,039	0.3%
QUALCOMM, Inc.	817,724	135,619,525	0.4%
Texas Instruments, Inc.	673,110	118,750,066	0.4%
Other Securities		2,175,982,094	6.7%

TOTAL INFORMATION TECHNOLOGY		7,509,492,293	23.6%

MATERIALS — (4.0%)
Linde PLC	189,850	83,716,256	0.3%
Other Securities		1,217,365,527	3.8%

TOTAL MATERIALS		1,301,081,783	4.1%

REAL ESTATE — (0.3%)
Other Securities		111,388,923	0.3%

UTILITIES — (1.8%)
Other Securities		575,657,050	1.8%

TOTAL COMMON STOCKS		31,494,906,104	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		169,714	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		448,957	0.0%

31

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,941,644	0.0%

TOTAL PREFERRED STOCKS		2,560,315	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,890,421,919)		31,497,466,419

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	304,555,123	304,555,123	1.0%

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	46,549,580	538,485,536	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $13,733,482,608)		$32,340,507,078	101.7%

As of April 30, 2024, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,081	06/21/24	$272,821,145	$273,871,350	$1,050,205

Total Futures Contracts			$272,821,145	$273,871,350	$1,050,205

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,965,152,427	$211,166	—	$1,965,363,593
Consumer Discretionary	3,202,953,208	3,919	—	3,202,957,127
Consumer Staples	1,903,008,621	135,411	—	1,903,144,032
Energy	2,028,134,387	—	—	2,028,134,387
Financials	4,965,881,037	39,981	—	4,965,921,018
Health Care	3,367,781,388	—	$1,259,498	3,369,040,886
Industrials	4,560,427,866	2,290,149	6,997	4,562,725,012
Information Technology	7,509,312,007	179,935	351	7,509,492,293
Materials	1,300,756,360	—	325,423	1,301,081,783
Real Estate	111,269,958	118,965	—	111,388,923
Utilities	575,657,050	—	—	575,657,050
Preferred Stocks
Communication Services	169,714	—	—	169,714
Consumer Discretionary	448,957	—	—	448,957
Industrials	1,941,644	—	—	1,941,644

32

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Temporary Cash Investments	$304,555,123	—	—		$304,555,123
Securities Lending Collateral	—	$538,485,536	—		538,485,536

Total Investments in Securities	$31,797,449,747	$541,465,062	$1,592,269	<>	$32,340,507,078

Financial Instruments
Assets
Futures Contracts**	1,050,205	—	—		1,050,205

Total Financial Instruments	$1,050,205	—	—		$1,050,205

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

33

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (5.3%)
* Alphabet, Inc., Class A	170,641	$27,776,942	0.6%
* Alphabet, Inc., Class C	174,880	28,792,243	0.6%
Comcast Corp., Class A	440,297	16,779,719	0.4%
Meta Platforms, Inc., Class A	116,165	49,970,698	1.1%
Verizon Communications, Inc.	508,612	20,085,088	0.4%
Walt Disney Co.	87,280	9,696,808	0.2%
Other Securities		104,010,713	2.2%

TOTAL COMMUNICATION SERVICES		257,112,211	5.5%

CONSUMER DISCRETIONARY — (11.3%)
* Amazon.com, Inc.	314,432	55,025,600	1.2%
General Motors Co.	281,807	12,548,866	0.3%
Lennar Corp., Class A	91,957	13,942,520	0.3%
PulteGroup, Inc.	122,349	13,632,126	0.3%
Toll Brothers, Inc.	94,747	11,285,315	0.3%
Other Securities		445,260,139	9.3%

TOTAL CONSUMER DISCRETIONARY		551,694,566	11.7%

CONSUMER STAPLES — (4.6%)
Procter & Gamble Co.	90,151	14,712,643	0.3%
Walmart, Inc.	190,017	11,277,509	0.3%
Other Securities		198,015,267	4.2%

TOTAL CONSUMER STAPLES		224,005,419	4.8%

ENERGY — (9.8%)
Chevron Corp.	183,004	29,513,055	0.6%
ConocoPhillips	107,669	13,525,380	0.3%
Coterra Energy, Inc.	441,905	12,090,521	0.3%
Diamondback Energy, Inc.	88,399	17,779,691	0.4%
EOG Resources, Inc.	74,939	9,901,690	0.2%
Exxon Mobil Corp.	490,358	57,994,641	1.2%
Marathon Petroleum Corp.	85,987	15,625,558	0.3%
Valero Energy Corp.	72,578	11,603,045	0.3%
Other Securities		306,509,678	6.5%

TOTAL ENERGY		474,543,259	10.1%

FINANCIALS — (21.9%)
Bank of America Corp.	491,054	18,173,909	0.4%
Bank of New York Mellon Corp.	248,319	14,027,540	0.3%
* Berkshire Hathaway, Inc., Class B	110,049	43,659,740	0.9%
Discover Financial Services	123,098	15,600,210	0.3%
First Citizens BancShares, Inc., Class A	7,787	13,134,800	0.3%
Hartford Financial Services Group, Inc.	147,540	14,295,151	0.3%
JPMorgan Chase & Co.	273,311	52,404,651	1.1%
Morgan Stanley	121,949	11,077,847	0.2%
Prudential Financial, Inc.	149,872	16,557,859	0.4%
Travelers Cos., Inc.	89,577	19,004,656	0.4%
Wells Fargo & Co.	220,608	13,086,467	0.3%

34

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$835,761,607	17.8%

TOTAL FINANCIALS		1,066,784,437	22.7%

HEALTH CARE — (8.6%)
* Centene Corp.	152,830	11,165,760	0.2%
Cigna Group	32,553	11,622,723	0.3%
Johnson & Johnson	149,782	21,656,979	0.5%
Merck & Co., Inc.	89,572	11,574,494	0.3%
UnitedHealth Group, Inc.	33,343	16,128,009	0.4%
Other Securities		345,750,683	7.2%

TOTAL HEALTH CARE		417,898,648	8.9%

INDUSTRIALS — (16.5%)
EMCOR Group, Inc.	27,082	9,672,878	0.2%
Johnson Controls International PLC	191,281	12,446,655	0.3%
RTX Corp.	107,084	10,871,168	0.2%
Other Securities		770,218,054	16.4%

TOTAL INDUSTRIALS		803,208,755	17.1%

INFORMATION TECHNOLOGY — (9.5%)
* Advanced Micro Devices, Inc.	75,622	11,977,012	0.3%
Amkor Technology, Inc.	308,829	9,990,618	0.2%
Intel Corp.	359,241	10,946,073	0.2%
Micron Technology, Inc.	131,794	14,887,450	0.3%
#* Super Micro Computer, Inc.	40,553	34,826,916	0.7%
Other Securities		377,956,048	8.1%

TOTAL INFORMATION TECHNOLOGY		460,584,117	9.8%

MATERIALS — (6.7%)
Dow, Inc.	258,845	14,728,280	0.3%
Linde PLC	28,454	12,547,076	0.3%
Nucor Corp.	119,369	20,117,258	0.4%
Steel Dynamics, Inc.	93,151	12,120,808	0.3%
Other Securities		266,881,356	5.6%

TOTAL MATERIALS		326,394,778	6.9%

REAL ESTATE — (0.6%)
Other Securities		26,709,219	0.6%

UTILITIES — (0.8%)
Other Securities		40,526,088	0.9%

TOTAL COMMON STOCKS		4,649,461,497	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		168,157	0.0%

35

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$629,375	0.0%

TOTAL PREFERRED STOCKS		797,532	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,185,388,231)		4,650,259,029

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	44,644,690	44,644,690	1.0%

SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	14,719,112	170,270,687	3.6%

TOTAL INVESTMENTS—(100.0%) (Cost $2,400,303,608)		$4,865,174,406	103.6%

As of April 30, 2024, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	06/21/24	$41,168,374	$40,029,300	$(1,139,074)

Total Futures Contracts			$41,168,374	$40,029,300	$(1,139,074)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$257,029,797	$82,414	—		$257,112,211
Consumer Discretionary	551,640,402	54,164	—		551,694,566
Consumer Staples	223,931,735	73,684	—		224,005,419
Energy	474,543,259	—	—		474,543,259
Financials	1,066,759,499	24,938	—		1,066,784,437
Health Care	417,270,917	588	$627,143		417,898,648
Industrials	802,646,857	558,618	3,280		803,208,755
Information Technology	460,480,150	103,967	—		460,584,117
Materials	326,300,574	—	94,204		326,394,778
Real Estate	26,696,064	13,155	—		26,709,219
Utilities	40,526,088	—	—		40,526,088
Preferred Stocks
Communication Services	168,157	—	—		168,157
Industrials	629,375	—	—		629,375
Temporary Cash Investments	44,644,690	—	—		44,644,690
Securities Lending Collateral	—	170,270,687	—		170,270,687

Total Investments in Securities	$4,693,267,564	$171,182,215	$724,627	<>	$4,865,174,406

36

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(1,139,074)	—	—	$(1,139,074)

Total Financial Instruments	$(1,139,074)	—	—	$(1,139,074)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

37

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.3%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$330,579,185	2.2%

CONSUMER DISCRETIONARY — (13.3%)
#*	Abercrombie & Fitch Co., Class A	307,692	37,390,732	0.3%
#	Installed Building Products, Inc.	204,686	48,250,631	0.3%
	KB Home	580,762	37,610,147	0.3%
	Meritage Homes Corp.	232,019	38,454,829	0.3%
#	Signet Jewelers Ltd.	323,386	31,701,530	0.2%
*	Taylor Morrison Home Corp.	788,528	44,165,453	0.3%
*	Valvoline, Inc.	876,190	37,255,599	0.3%
	Other Securities		1,872,714,672	12.4%

TOTAL CONSUMER DISCRETIONARY			2,147,543,593	14.4%

CONSUMER STAPLES — (4.1%)
	Coca-Cola Consolidated, Inc.	51,279	42,356,454	0.3%
#*	elf Beauty, Inc.	263,111	42,763,431	0.3%
*	Sprouts Farmers Market, Inc.	644,318	42,544,318	0.3%
	Other Securities		527,072,555	3.5%

TOTAL CONSUMER STAPLES			654,736,758	4.4%

ENERGY — (5.3%)
#	SM Energy Co.	724,577	35,134,739	0.2%
	Other Securities		817,335,508	5.5%

TOTAL ENERGY			852,470,247	5.7%

FINANCIALS — (18.0%)
	Evercore, Inc., Class A	245,542	44,565,873	0.3%
	FirstCash Holdings, Inc.	296,366	33,483,431	0.2%
	RLI Corp.	227,887	32,211,827	0.2%
	Selective Insurance Group, Inc.	392,412	39,888,680	0.3%
	White Mountains Insurance Group Ltd.	19,195	34,131,397	0.2%
	Other Securities		2,732,983,880	18.4%

TOTAL FINANCIALS			2,917,265,088	19.6%

HEALTH CARE — (8.4%)
*	CorVel Corp.	146,325	34,949,726	0.2%
#	Ensign Group, Inc.	373,872	44,251,490	0.3%
*	Tenet Healthcare Corp.	341,457	38,342,207	0.3%
	Other Securities		1,241,443,628	8.3%

TOTAL HEALTH CARE			1,358,987,051	9.1%

INDUSTRIALS — (19.9%)
#	AAON, Inc.	532,919	50,142,349	0.3%
	Acuity Brands, Inc.	134,727	33,452,714	0.2%
	Applied Industrial Technologies, Inc.	248,688	45,572,076	0.3%
	Armstrong World Industries, Inc.	322,195	37,013,762	0.3%
#	Atkore, Inc.	241,573	42,347,747	0.3%
*	Beacon Roofing Supply, Inc.	454,581	44,789,866	0.3%

38

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#	Boise Cascade Co.	301,831	$39,923,186	0.3%
#	Comfort Systems USA, Inc.	262,154	81,113,069	0.6%
	Federal Signal Corp.	401,231	32,620,080	0.2%
*	FTI Consulting, Inc.	155,073	33,159,260	0.2%
	Moog, Inc., Class A	206,931	32,916,514	0.2%
	MSA Safety, Inc.	252,424	45,537,290	0.3%
#	Mueller Industries, Inc.	755,017	42,145,049	0.3%
#	Simpson Manufacturing Co., Inc.	335,531	58,345,486	0.4%
	Timken Co.	422,591	37,703,569	0.3%
	UFP Industries, Inc.	399,275	44,998,292	0.3%
	Watts Water Technologies, Inc., Class A	180,152	35,752,966	0.2%
	Other Securities		2,490,074,597	16.7%

TOTAL INDUSTRIALS			3,227,607,872	21.7%

INFORMATION TECHNOLOGY — (11.5%)
	Amkor Technology, Inc.	1,421,213	45,976,241	0.3%
#	Badger Meter, Inc.	192,848	35,275,756	0.2%
*	Fabrinet	238,552	41,286,195	0.3%
#*	Insight Enterprises, Inc.	218,092	39,817,056	0.3%
#*	Novanta, Inc.	235,809	36,904,108	0.2%
#*	Onto Innovation, Inc.	284,331	52,740,557	0.4%
*	Qualys, Inc.	264,495	43,353,375	0.3%
	Other Securities		1,565,829,414	10.5%

TOTAL INFORMATION TECHNOLOGY			1,861,182,702	12.5%

MATERIALS — (5.6%)
#*	ATI, Inc.	615,494	36,744,992	0.3%
#	Cabot Corp.	370,571	33,807,192	0.2%
	Commercial Metals Co.	715,898	38,472,359	0.3%
	Eagle Materials, Inc.	130,521	32,722,920	0.2%
#	Element Solutions, Inc.	1,739,840	40,242,499	0.3%
	Louisiana-Pacific Corp.	475,096	34,772,276	0.2%
	Other Securities		694,075,593	4.6%

TOTAL MATERIALS			910,837,831	6.1%

REAL ESTATE — (0.6%)
	Other Securities		96,704,284	0.6%

UTILITIES — (2.6%)
	Other Securities		411,785,654	2.8%

TOTAL COMMON STOCKS			14,769,700,265	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		151,988	0.0%

INDUSTRIALS — (0.0%)
	Other Security		3,399,850	0.0%

TOTAL PREFERRED STOCKS			3,551,838	0.0%

39

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
Other Security		$127	0.0%

TOTAL RIGHTS/WARRANTS		127	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,488,672,281)		14,773,252,230

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	139,331,546	139,331,546	0.9%

SECURITIES LENDING COLLATERAL — (7.9%)
@§ The DFA Short Term Investment Fund	110,365,111	1,276,703,601	8.6%

TOTAL INVESTMENTS—(100.0%) (Cost $9,904,718,683)		$16,189,287,377	108.6%

As of April 30, 2024, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	527	06/21/24	$138,389,383	$133,515,450	$(4,873,933)

Total Futures Contracts			$138,389,383	$133,515,450	$(4,873,933)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$330,538,617	$40,568	—	$330,579,185
Consumer Discretionary	2,147,543,593	—	—	2,147,543,593
Consumer Staples	654,572,191	164,567	—	654,736,758
Energy	852,470,247	—	—	852,470,247
Financials	2,917,183,245	81,843	—	2,917,265,088
Health Care	1,356,677,026	—	$2,310,025	1,358,987,051
Industrials	3,227,588,946	11,067	7,859	3,227,607,872
Information Technology	1,861,175,637	—	7,065	1,861,182,702
Materials	909,991,823	—	846,008	910,837,831
Real Estate	96,695,514	8,770	—	96,704,284
Utilities	411,785,654	—	—	411,785,654
Preferred Stocks
Communication Services	151,988	—	—	151,988
Industrials	3,399,850	—	—	3,399,850

40

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Financials	—	$127	—		$127
Temporary Cash Investments	$139,331,546	—	—		139,331,546
Securities Lending Collateral	—	1,276,703,601	—		1,276,703,601

Total Investments in Securities	$14,909,105,877	$1,277,010,543	$3,170,957	<>	$16,189,287,377

Financial Instruments
Liabilities
Futures Contracts**	(4,873,933)	—	—		(4,873,933)

Total Financial Instruments	$(4,873,933)	—	—		$(4,873,933)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

41

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.4%)
COMMUNICATION SERVICES — (2.6%)
	Other Securities		$189,925,966	2.8%

CONSUMER DISCRETIONARY — (13.9%)
#*	Abercrombie & Fitch Co., Class A	309,087	37,560,252	0.6%
#	American Eagle Outfitters, Inc.	862,452	20,923,086	0.3%
#*	Boot Barn Holdings, Inc.	218,493	23,262,950	0.3%
*	Cavco Industries, Inc.	67,389	24,543,748	0.4%
#*	Modine Manufacturing Co.	300,478	27,833,277	0.4%
*	ODP Corp.	343,644	17,494,916	0.3%
#	Signet Jewelers Ltd.	195,670	19,181,530	0.3%
#*	Stride, Inc.	307,962	20,556,463	0.3%
*	Tri Pointe Homes, Inc.	625,733	23,058,261	0.3%
#*	Vista Outdoor, Inc.	499,839	17,539,351	0.3%
	Other Securities		774,607,746	11.4%

TOTAL CONSUMER DISCRETIONARY			1,006,561,580	14.9%

CONSUMER STAPLES — (3.6%)
	Other Securities		263,390,513	3.9%

ENERGY — (5.3%)
	CNX Resources Corp.	1,161,237	27,312,294	0.4%
	Scorpio Tankers, Inc.	281,079	19,776,719	0.3%
#*	Tidewater, Inc.	228,378	20,976,519	0.3%
	Other Securities		315,429,094	4.7%

TOTAL ENERGY			383,494,626	5.7%

FINANCIALS — (19.3%)
	BancFirst Corp.	237,248	21,155,404	0.3%
	First BanCorp.	1,576,127	27,188,191	0.4%
*	NMI Holdings, Inc., Class A	581,320	17,939,535	0.3%
	Piper Sandler Cos	134,207	26,276,389	0.4%
	Other Securities		1,305,542,916	19.2%

TOTAL FINANCIALS			1,398,102,435	20.6%

HEALTH CARE — (10.3%)
*	CorVel Corp.	158,162	37,776,994	0.6%
#*	Krystal Biotech, Inc.	144,924	22,190,763	0.3%
*	Prestige Consumer Healthcare, Inc.	285,192	20,465,378	0.3%
*	RadNet, Inc.	388,934	18,863,299	0.3%
	Other Securities		650,894,171	9.6%

TOTAL HEALTH CARE			750,190,605	11.1%

INDUSTRIALS — (18.9%)
*	AAR Corp.	264,917	18,316,361	0.3%
*	AeroVironment, Inc.	140,696	22,481,814	0.3%
	Alamo Group, Inc.	91,149	17,717,543	0.3%
#	ArcBest Corp.	191,857	21,278,860	0.3%
	Boise Cascade Co.	282,825	37,409,263	0.6%
	CBIZ, Inc.	406,188	28,912,462	0.4%

42

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Encore Wire Corp.	84,933	$23,726,883	0.4%
Enpro, Inc.	125,591	18,854,977	0.3%
ESCO Technologies, Inc.	174,924	17,746,040	0.3%
Federal Signal Corp.	239,038	19,433,789	0.3%
* GMS, Inc.	223,238	20,653,980	0.3%
Griffon Corp.	402,713	26,385,756	0.4%
ICF International, Inc.	129,423	18,674,445	0.3%
* IES Holdings, Inc.	156,480	21,143,578	0.3%
# Kadant, Inc.	84,503	23,136,076	0.3%
Matson, Inc.	225,848	24,341,897	0.4%
McGrath RentCorp.	167,761	17,893,388	0.3%
* MYR Group, Inc.	136,039	22,616,484	0.3%
* SPX Technologies, Inc.	173,830	21,174,232	0.3%
Other Securities		950,350,130	13.9%

TOTAL INDUSTRIALS		1,372,247,958	20.3%

INFORMATION TECHNOLOGY — (10.2%)
* FormFactor, Inc.	482,486	21,514,051	0.3%
* Plexus Corp.	205,049	20,712,000	0.3%
Other Securities		699,378,613	10.3%

TOTAL INFORMATION TECHNOLOGY		741,604,664	10.9%

MATERIALS — (5.1%)
# Alpha Metallurgical Resources, Inc.	65,382	21,387,760	0.3%
Carpenter Technology Corp.	256,503	21,982,307	0.3%
Innospec, Inc.	180,162	21,619,440	0.3%
Materion Corp.	151,333	17,394,215	0.3%
U.S. Lime & Minerals, Inc.	58,620	18,172,200	0.3%
Other Securities		272,128,845	4.0%

TOTAL MATERIALS		372,684,767	5.5%

REAL ESTATE — (1.1%)
# St. Joe Co.	421,390	24,103,508	0.4%
Other Securities		52,751,473	0.7%

TOTAL REAL ESTATE		76,854,981	1.1%

UTILITIES — (2.1%)
# Otter Tail Corp.	270,818	23,117,024	0.3%
Other Securities		126,651,110	1.9%

TOTAL UTILITIES		149,768,134	2.2%

TOTAL COMMON STOCKS		6,704,826,229	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		162,397	0.0%

43

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,465,278	0.0%

TOTAL PREFERRED STOCKS		1,627,675	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,764,183,110)		6,706,453,904

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	65,400,025	65,400,025	1.0%

SECURITIES LENDING COLLATERAL — (6.7%)
@§ The DFA Short Term Investment Fund	42,232,036	488,540,195	7.2%

TOTAL INVESTMENTS—(100.0%) (Cost $4,318,116,864)		$7,260,394,124	107.2%

As of April 30, 2024, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	243	06/21/24	$62,217,347	$61,564,050	$(653,297)

Total Futures Contracts			$62,217,347	$61,564,050	$(653,297)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$189,757,360	$168,606	—		$189,925,966
Consumer Discretionary	1,006,347,048	214,532	—		1,006,561,580
Consumer Staples	262,735,545	654,968	—		263,390,513
Energy	383,494,626	—	—		383,494,626
Financials	1,397,870,136	232,299	—		1,398,102,435
Health Care	748,694,041	—	$1,496,564		750,190,605
Industrials	1,372,218,507	—	29,451		1,372,247,958
Information Technology	741,601,740	—	2,924		741,604,664
Materials	372,212,863	—	471,904		372,684,767
Real Estate	76,736,586	118,395	—		76,854,981
Utilities	149,768,134	—	—		149,768,134
Preferred Stocks
Communication Services	162,397	—	—		162,397
Industrials	1,465,278	—	—		1,465,278
Temporary Cash Investments	65,400,025	—	—		65,400,025
Securities Lending Collateral	—	488,540,195	—		488,540,195

Total Investments in Securities	$6,768,464,286	$489,928,995	$2,000,843	<>	$7,260,394,124

44

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(653,297)	—	—	$(653,297)

Total Financial Instruments	$(653,297)	—	—	$(653,297)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

45

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (0.7%)
Other Securities		$35,087,886	0.7%

CONSUMER DISCRETIONARY — (9.9%)
Home Depot, Inc.	400,450	133,838,399	2.7%
Ross Stores, Inc.	295,258	38,250,674	0.8%
* Royal Caribbean Cruises Ltd.	201,738	28,168,677	0.6%
TJX Cos., Inc.	600,719	56,521,651	1.1%
Other Securities		233,430,413	4.7%

TOTAL CONSUMER DISCRETIONARY		490,209,814	9.9%

CONSUMER STAPLES — (10.1%)
Coca-Cola Co.	1,429,132	88,277,484	1.8%
Kroger Co.	743,305	41,164,231	0.8%
PepsiCo, Inc.	689,790	121,340,959	2.5%
Procter & Gamble Co.	274,144	44,740,301	0.9%
Sysco Corp.	391,024	29,060,904	0.6%
Target Corp.	269,232	43,340,967	0.9%
Other Securities		132,197,032	2.6%

TOTAL CONSUMER STAPLES		500,121,878	10.1%

ENERGY — (5.8%)
Cheniere Energy, Inc.	193,073	30,470,781	0.6%
ConocoPhillips	445,887	56,012,325	1.1%
Devon Energy Corp.	572,583	29,304,798	0.6%
Occidental Petroleum Corp.	515,971	34,126,322	0.7%
Other Securities		136,660,183	2.8%

TOTAL ENERGY		286,574,409	5.8%

FINANCIALS — (10.9%)
American Express Co.	225,384	52,746,617	1.1%
Ameriprise Financial, Inc.	106,466	43,841,634	0.9%
Mastercard, Inc., Class A	325,683	146,948,170	3.0%
# Visa, Inc., Class A	777,312	208,793,776	4.2%
Other Securities		88,022,097	1.7%

TOTAL FINANCIALS		540,352,294	10.9%

HEALTH CARE — (16.0%)
AbbVie, Inc.	819,687	133,313,894	2.7%
Amgen, Inc.	263,714	72,241,813	1.5%
Bristol-Myers Squibb Co.	1,046,076	45,964,579	0.9%
Eli Lilly & Co.	304,063	237,503,609	4.8%
Gilead Sciences, Inc.	686,662	44,770,362	0.9%
* IDEXX Laboratories, Inc.	63,140	31,112,866	0.6%
Johnson & Johnson	970,803	140,368,406	2.8%
Zoetis, Inc.	195,153	31,076,164	0.6%
Other Securities		54,344,612	1.2%

TOTAL HEALTH CARE		790,696,305	16.0%

46

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (16.6%)
Automatic Data Processing, Inc.	186,986	$45,230,044	0.9%
Caterpillar, Inc.	272,530	91,180,362	1.9%
Deere & Co.	143,891	56,320,376	1.1%
Delta Air Lines, Inc.	579,429	29,012,010	0.6%
Ferguson PLC	174,587	36,645,811	0.7%
Honeywell International, Inc.	271,386	52,304,224	1.1%
Illinois Tool Works, Inc.	135,400	33,052,494	0.7%
Lockheed Martin Corp.	112,034	52,087,968	1.1%
Union Pacific Corp.	319,265	75,716,887	1.5%
United Parcel Service, Inc., Class B	392,703	57,915,838	1.2%
# United Rentals, Inc.	43,257	28,895,243	0.6%
Waste Management, Inc.	218,335	45,418,047	0.9%
Other Securities		214,804,709	4.3%

TOTAL INDUSTRIALS		818,584,013	16.6%

INFORMATION TECHNOLOGY — (27.9%)
Apple, Inc.	1,506,943	256,677,601	5.2%
Broadcom, Inc.	117,837	153,219,916	3.1%
International Business Machines Corp.	476,470	79,189,314	1.6%
KLA Corp.	62,338	42,968,960	0.9%
Lam Research Corp.	57,368	51,310,513	1.0%
Microsoft Corp.	611,844	238,209,224	4.8%
NVIDIA Corp.	247,401	213,759,412	4.3%
NXP Semiconductors NV	110,676	28,354,084	0.6%
Oracle Corp.	717,589	81,625,749	1.6%
Texas Instruments, Inc.	450,160	79,417,227	1.6%
Other Securities		155,614,400	3.2%

TOTAL INFORMATION TECHNOLOGY		1,380,346,400	27.9%

MATERIALS — (1.0%)
Sherwin-Williams Co.	103,032	30,869,417	0.6%
Other Securities		15,676,478	0.4%

TOTAL MATERIALS		46,545,895	1.0%

UTILITIES — (0.2%)
Other Securities		11,155,130	0.2%

TOTAL COMMON STOCKS (Cost $3,337,302,712)		4,899,674,024	99.1%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	44,755,708	44,755,708	0.9%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	105,696	1,222,693	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,383,281,015)		$4,945,652,425	100.0%

47

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2024, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,828,231	$34,962,300	$134,069

Total Futures Contracts			$34,828,231	$34,962,300	$134,069

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$35,087,886	—	—	$35,087,886
Consumer Discretionary	490,209,814	—	—	490,209,814
Consumer Staples	500,121,878	—	—	500,121,878
Energy	286,574,409	—	—	286,574,409
Financials	540,352,294	—	—	540,352,294
Health Care	790,696,305	—	—	790,696,305
Industrials	818,584,013	—	—	818,584,013
Information Technology	1,380,346,400	—	—	1,380,346,400
Materials	46,545,895	—	—	46,545,895
Utilities	11,155,130	—	—	11,155,130
Temporary Cash Investments	44,755,708	—	—	44,755,708
Securities Lending Collateral	—	$1,222,693	—	1,222,693

Total Investments in Securities	$4,944,429,732	$1,222,693	—	$4,945,652,425

Financial Instruments
Assets
Futures Contracts**	134,069	—	—	134,069

Total Financial Instruments	$134,069	—	—	$134,069

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

48

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
REAL ESTATE — (98.4%)
Agree Realty Corp.	569,263	$32,573,229	0.5%
Alexandria Real Estate Equities, Inc.	941,006	109,034,365	1.7%
American Homes 4 Rent, Class A	1,854,772	66,400,838	1.0%
American Tower Corp.	2,658,274	456,053,487	7.0%
Americold Realty Trust, Inc.	1,605,427	35,271,231	0.5%
Apartment Income REIT Corp.	818,418	31,410,883	0.5%
AvalonBay Communities, Inc.	804,395	152,489,160	2.4%
Boston Properties, Inc.	843,818	52,223,896	0.8%
Brixmor Property Group, Inc.	1,701,839	37,610,642	0.6%
Camden Property Trust	605,959	60,401,993	0.9%
Crown Castle, Inc.	2,466,463	231,304,900	3.6%
CubeSmart.	1,273,294	51,492,009	0.8%
Digital Realty Trust, Inc.	1,758,298	244,016,596	3.8%
EastGroup Properties, Inc.	270,603	42,040,882	0.7%
Equinix, Inc.	538,256	382,759,224	5.9%
Equity LifeStyle Properties, Inc.	1,004,219	60,544,364	0.9%
Equity Residential	2,038,988	131,310,827	2.0%
Essex Property Trust, Inc.	363,648	89,548,320	1.4%
Extra Space Storage, Inc.	1,199,654	161,089,539	2.5%
Federal Realty Investment Trust	421,484	43,905,988	0.7%
First Industrial Realty Trust, Inc.	747,722	33,961,533	0.5%
Gaming & Leisure Properties, Inc.	1,533,707	65,535,300	1.0%
Healthcare Realty Trust, Inc., Class A	2,153,562	30,645,187	0.5%
Healthpeak Properties, Inc.	4,009,893	74,624,109	1.2%
Host Hotels & Resorts, Inc.	3,985,010	75,197,139	1.2%
Invitation Homes, Inc.	3,465,975	118,536,345	1.8%
Iron Mountain, Inc.	1,660,021	128,684,828	2.0%
Kimco Realty Corp.	3,819,674	71,160,527	1.1%
Kite Realty Group Trust	1,239,531	27,021,776	0.4%
Lamar Advertising Co., Class A	496,918	57,567,950	0.9%
Mid-America Apartment Communities, Inc.	660,888	85,915,440	1.3%
NNN REIT, Inc.	1,032,246	41,836,930	0.6%
Omega Healthcare Investors, Inc.	1,387,389	42,190,500	0.7%
Prologis, Inc.	5,215,444	532,236,060	8.2%
Public Storage	899,490	233,372,681	3.6%
Realty Income Corp.	4,776,584	255,738,307	3.9%
Regency Centers Corp.	947,124	56,088,683	0.9%
Rexford Industrial Realty, Inc.	1,220,255	52,239,117	0.8%
Ryman Hospitality Properties, Inc.	321,354	33,896,420	0.5%
SBA Communications Corp.	612,485	113,995,708	1.8%
Simon Property Group, Inc.	1,847,843	259,677,377	4.0%
STAG Industrial, Inc.	1,026,618	35,305,393	0.5%
Sun Communities, Inc.	705,942	78,585,463	1.2%
Terreno Realty Corp.	510,332	27,736,544	0.4%
UDR, Inc.	1,772,273	67,488,156	1.0%
Ventas, Inc.	2,286,999	101,268,316	1.6%
VICI Properties, Inc.	5,894,872	168,298,596	2.6%
Welltower, Inc.	3,209,985	305,847,371	4.7%
WP Carey, Inc.	1,241,072	68,060,388	1.1%

49

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$712,304,823	10.8%

TOTAL COMMON STOCKS (Cost $4,317,984,570)		6,426,499,340	99.0%

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	62,161,102	62,161,102	1.0%

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	3,429,361	39,670,844	0.6%

TOTAL INVESTMENTS—(100.0%) (Cost $4,419,818,637)		$6,528,331,286	100.6%

As of April 30, 2024, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	217	06/21/24	$56,572,740	$54,976,950	$(1,595,790)

Total Futures Contracts			$56,572,740	$54,976,950	$(1,595,790)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,426,499,340	—	—	$6,426,499,340
Temporary Cash Investments	62,161,102	—	—	62,161,102
Securities Lending Collateral	—	$39,670,844	—	39,670,844

Total Investments in Securities	$6,488,660,442	$39,670,844	—	$6,528,331,286

Financial Instruments
Liabilities
Futures Contracts**	(1,595,790)	—	—	(1,595,790)

Total Financial Instruments	$(1,595,790)	—	—	$(1,595,790)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$23,841,421	—
Investment Securities at Value (including $2,064, $23,741, $0 and $667,396 of securities on loan, respectively)	$201,916	$1,739,292	—	$12,489,705
Temporary Cash Investments at Value & Cost	—	7,728	—	127,456
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $2,113, $7,620, $0 and $534,482, respectively)	2,113	7,620	—	534,486
Segregated Cash for Futures Contracts	—	—	—	5,357
Foreign Currencies at Value	2	—	—	—
Cash	16,880	—	4,581	—
Receivables:
Investment Securities Sold	—	1,907	—	12,309
Dividends and Interest	1,467	1,057	—	6,376
Securities Lending Income	—	4	—	107
Fund Shares Sold	5	216	5,894	4,244
Unrealized Gain on Forward Currency Contracts	344	—	—	—
Prepaid Expenses and Other Assets	12	14	71	66

Total Assets	222,739	1,757,838	23,851,967	13,180,106

LIABILITIES:
Payables:
Upon Return of Securities Loaned	2,112	7,633	—	534,847
Investment Securities Purchased	10,005	4,849	—	—
Fund Shares Redeemed	303	2,360	11,018	6,359
Due to Advisor	18	146	1,801	2,788
Futures Margin Variation	3,336	—	—	1,816
Unrealized Loss on Forward Currency Contracts	209	—	—	—
Accrued Expenses and Other Liabilities	33	78	926	635

Total Liabilities	16,016	15,066	13,745	546,445

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$206,723	$1,742,772	$23,838,222	$12,633,661

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $206,723; $1,742,772; $23,838,222 and $12,633,661, respectively and shares outstanding of 15,747,847, 62,072,926, 506,129,295 and 404,348,821, respectively, $0.01 Par Value (1)	$13.13	$28.08	$47.10	$31.24

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$204,659	$712,400	N/A	$8,615,430

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$228,471	$626,842	$12,947,758	$8,072,000
Total Distributable Earnings (Loss)	(21,748)	1,115,930	10,890,464	4,561,661

NET ASSETS	$206,723	$1,742,772	$23,838,222	$12,633,661

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $858,306, $694,660, $834,518 and $228,852 of securities on loan, respectively)	$14,559,738	$32,238,066	$31,497,466	$4,650,259
Temporary Cash Investments at Value & Cost	407,039	313,041	304,555	44,645
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $775,995, $556,724, $538,506 and $170,271, respectively)	775,977	556,727	538,486	170,271
Segregated Cash for Futures Contracts	17,086	13,334	12,756	1,864
Cash	—	—	425	—
Receivables:
Investment Securities Sold	6,486	9,886	16,049	2,014
Dividends and Interest	6,580	20,622	19,558	2,908
Securities Lending Income	112	167	179	43
Fund Shares Sold	4,904	9,061	6,477	2,236
Prepaid Expenses and Other Assets	68	151	90	28

Total Assets	15,777,990	33,161,055	32,396,041	4,874,268

LIABILITIES:
Payables:
Upon Return of Securities Loaned	776,025	557,130	538,987	170,364
Investment Securities Purchased	38,414	12,385	14,132	4,433
Fund Shares Redeemed	13,193	18,048	19,540	2,460
Due to Advisor	3,506	3,269	3,873	984
Futures Margin Variation	5,293	4,520	4,324	632
Accrued Expenses and Other Liabilities	746	913	1,092	170

Total Liabilities	837,177	596,265	581,948	179,043

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,940,813	$32,564,790	$31,814,093	$4,695,225

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $14,940,813; $32,564,790; $31,814,093 and $4,695,225, respectively and shares outstanding of 337,490,794, 859,079,173, 936,976,506 and 188,838,513, respectively, $0.01 Par Value (1)	$44.27	$37.91	$33.95	$24.86

(1) NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,996,152	$11,473,313	$12,890,422	$2,185,388

NET ASSETS CONSIST OF:
Paid-In Capital	$9,301,465	$10,917,259	$10,837,139	$1,993,870
Total Distributable Earnings (Loss)	5,639,348	21,647,531	20,976,954	2,701,355

NET ASSETS	$14,940,813	$32,564,790	$31,814,093	$4,695,225

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,589,011, $556,902, $108,639 and $46,243 of securities on loan, respectively)	$14,773,252	$6,706,454	$4,899,674	$6,426,499
Temporary Cash Investments at Value & Cost	139,332	65,400	44,756	62,161
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,276,715, $488,534, $1,223 and $39,673, respectively)	1,276,704	488,540	1,223	39,671
Segregated Cash for Futures Contracts	6,840	2,867	1,628	2,561
Cash	1,783	—	—	—
Receivables:
Investment Securities Sold	4,317	2,774	2,000	—
Dividends and Interest	5,789	3,578	4,334	4,711
Securities Lending Income	155	93	14	66
Fund Shares Sold	6,080	2,348	1,318	3,285
Prepaid Expenses and Other Assets	77	41	44	39

Total Assets	16,214,329	7,272,095	4,954,991	6,538,993

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,277,175	488,676	1,211	39,993
Investment Securities Purchased	3,683	944	—	—
Fund Shares Redeemed	20,670	4,271	6,015	5,522
Due to Advisor	3,113	2,158	795	838
Futures Margin Variation	1,702	972	552	868
Accrued Expenses and Other Liabilities	651	333	253	386

Total Liabilities	1,306,994	497,354	8,826	47,607

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$14,907,335	$6,774,741	$4,946,165	$6,491,386

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $14,907,335; $6,774,741; $4,946,165 and $6,491,386, respectively and shares outstanding of 340,501,853, 263,649,965, 228,395,693 and 182,233,906, respectively, $0.01 Par Value (1)	$43.78	$25.70	$21.66	$35.62

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost.	$8,488,672	$3,764,183	$3,337,303	$4,317,985

NET ASSETS CONSIST OF:
Paid-In Capital	$7,989,313	$3,646,877	$2,998,167	$4,271,743
Total Distributable Earnings (Loss)	6,918,022	3,127,864	1,947,998	2,219,643

NET ASSETS	$14,907,335	$6,774,741	$4,946,165	$6,491,386

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$288,970	—
Interest	—	—	2,523	—
Income from Securities Lending, Net	—	—	736	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,467)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	279,762	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $5, $0 and $271, respectively)	—	$13,935	—	$123,149
Interest	$4,146	—	—	—
Income from Securities Lending, Net	4	62	—	795

Total Fund Investment Income	4,150	13,997	—	123,944

Fund Expenses
Investment Management Fees	132	856	22,216	16,880
Accounting & Transfer Agent Fees	24	144	1,554	601
S&P 500® Fees	6	—	—	—
Custodian Fees	2	10	1	96
Filing Fees	10	16	67	57
Shareholders’ Reports	11	19	175	166
Directors’/Trustees’ Fees & Expenses	1	6	81	43
Professional Fees	2	11	122	77
Other	3	122	1,322	879

Total Fund Expenses.	191	1,184	25,538	18,799

Fees Waived, Expenses Reimbursed by Advisor (Note C)	27	—	11,708	167
Fees Paid Indirectly (Note C)	1	—	—	—

Net Expenses	163	1,184	13,830	18,632

Net Investment Income (Loss)	3,987	12,813	265,932	105,312

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(647)	26,517	—	(99,229)
Affiliated Investment Companies Shares Sold	—	—	—	23
Transactions Allocated from Affiliated Investment Company**	—	—	1,499,748	—
Futures	22,492	252	—	24,741
Foreign Currency Transactions	(13)	—	—	—
Forward Currency Contracts	(443)	—	—	—
In-Kind Redemptions	—	62,525	—	765,578
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	3,726	229,505	—	1,244,788
Affiliated Investment Companies Shares	—	—	—	20
Transactions Allocated from Affiliated Investment Company***	—	—	2,531,765	—
Futures	13,094	—	—	(1,832)
Translation of Foreign Currency-Denominated Amounts	2	—	—	—
Forward Currency Contracts	(13)	—	—	—

Net Realized and Unrealized Gain (Loss)	38,198	318,799	4,031,513	1,934,089

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,185	$331,612	$4,297,445	$2,039,401

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $321, $91, $108 and $26, respectively)	$147,995	$264,604	$262,849	$42,847
Income from Securities Lending, Net	821	1,827	1,630	379

Total Investment Income	148,816	266,431	264,479	43,226

Expenses
Investment Management Fees	20,673	19,093	25,178	5,769
Accounting & Transfer Agent Fees	1,100	2,557	2,353	400
Custodian Fees	99	154	163	31
Filing Fees	65	120	92	22
Shareholders’ Reports	166	154	157	48
Directors’/Trustees’ Fees & Expenses	50	107	108	15
Professional Fees	88	189	190	28
Other	657	1,540	1,910	189

Total Expenses	22,898	23,914	30,151	6,502

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	669	—

Net Expenses	22,898	23,914	29,482	6,502

Net Investment Income (Loss)	125,918	242,517	234,997	36,724

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	15,677	(105,396)	203,390	(15,932)
Affiliated Investment Companies Shares Sold	27	10	9	(8)
Futures	32,985	45,218	32,602	7,079
In-Kind Redemptions	1,004,320	899,538	2,070,087	238,368
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,313,837	4,823,821	3,276,842	579,549
Affiliated Investment Companies Shares	(9)	3	(9)	5
Futures	2,928	(1,861)	11,273	(272)

Net Realized and Unrealized Gain (Loss)	2,369,765	5,661,333	5,594,194	808,789

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,495,683	$5,903,850	$5,829,191	$845,513

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $168, $89, $30 and $0, respectively)	$116,987	$56,812	$44,560	$136,522
Income from Securities Lending, Net	1,417	752	94	232

Total Investment Income	118,404	57,564	44,654	136,754

Fund Expenses
Investment Management Fees	18,338	12,866	4,685	5,885
Accounting & Transfer Agent Fees	865	501	458	543
Custodian Fees	99	57	24	41
Filing Fees	65	27	39	35
Shareholders’ Reports	151	69	69	130
Directors’/Trustees’ Fees & Expenses	50	23	17	25
Professional Fees	88	41	30	46
Previously Waived Fees Recovered by Advisor (Note C)	28	—	—	—
Other	546	399	351	457

Total Fund Expenses	20,230	13,983	5,673	7,162

Fees Waived, Expenses Reimbursed by Advisor (Note C)	47	—	—	931

Net Expenses.	20,183	13,983	5,673	6,231

Net Investment Income (Loss)	98,221	43,581	38,981	130,523

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(36,781)	(3,292)	28,314	(12,163)
Affiliated Investment Companies Shares Sold	118	36	7	(14)
Futures	19,530	6,758	3,555	8,051
In-Kind Redemptions	633,196	171,710	359,653	138,071
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,713,364	880,699	460,012	436,831
Affiliated Investment Companies Shares	—	10	—	(1)
Futures	(70)	3,219	1,497	1,587

Net Realized and Unrealized Gain (Loss)	2,329,357	1,059,140	853,038	572,362

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,427,578	$1,102,721	$892,019	$702,885

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large		U.S. Large Cap Equity		U.S. Large Cap Value
	Company Portfolio		Portfolio		Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,987	$6,822	$12,813	$25,265	$265,932	$519,469
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(647)	(2,528)	26,517	63,579	—	—
Affiliated Investment Companies Shares Sold	—	(1)	—	1	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	1,499,748	1,275,114
Futures	22,492	9,122	252	19	—	—
Foreign Currency Transactions	(13)	15	—	—	—	—
Forward Currency Contracts	(443)	708	—	—	—	—
In-Kind Redemptions	—	—	62,525	1,670	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,726	6,323	229,505	46,602	—	—
Affiliated Investment Companies Shares	—	3	—	3	—	—
Transactions Allocated from Affiliated Investment Company***,****	—	—	—	—	2,531,765	(1,930,515)
Futures	13,094	2,459	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	2	8	—	—	—	—
Forward Currency Contracts	(13)	(374)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	42,185	22,557	331,612	137,139	4,297,445	(135,932)

Distributions:
Institutional Class Shares	(5,195)	(6,552)	(71,796)	(72,775)	(608,787)	(1,036,603)
Capital Share Transactions (1):
Shares Issued	12,279	15,615	166,899	112,800	3,966,580	4,366,292
Shares Issued in Lieu of Cash Distributions.	5,174	6,531	62,557	64,304	550,589	943,718
Shares Redeemed	(44,092)	(100,420)	(293,441)	(308,325)	(5,529,801)	(6,270,166)

Net Increase (Decrease) from Capital Share Transactions	(26,639)	(78,274)	(63,985)	(131,221)	(1,012,632)	(960,156)

Total Increase (Decrease) in Net Assets	10,351	(62,269)	195,831	(66,857)	2,676,026	(2,132,691)
Net Assets
Beginning of Period	196,372	258,641	1,546,941	1,613,798	21,162,196	23,294,887

End of Period	$206,723	$196,372	$1,742,772	$1,546,941	$23,838,222	$21,162,196

(1) Shares Issued and Redeemed:
Shares Issued	983	1,408	6,112	4,717	87,211	103,852
Shares Issued in Lieu of Cash Distributions	415	601	2,393	2,749	12,407	22,435
Shares Redeemed	(3,406)	(9,208)	(10,817)	(12,931)	(121,784)	(148,955)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,008)	(7,199)	(2,312)	(5,465)	(22,166)	(22,668)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value		U.S. Small Cap Value		U.S. Core Equity 1
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$105,312	$195,817	$125,918	$244,975	$242,517	$467,184
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(99,229)	203,527	15,677	499,680	(105,396)	(19,972)
Affiliated Investment Companies Shares Sold	23	37	27	178	10	129
Futures	24,741	15,355	32,985	16,515	45,218	7,188
In-Kind Redemptions	765,578	508,819	1,004,320	631,554	899,538	110,661
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,244,788	(1,143,344)	1,313,837	(1,685,616)	4,823,821	1,298,012
Affiliated Investment Companies Shares	20	300	(9)	310	3	401
Futures	(1,832)	(4,308)	2,928	(10,073)	(1,861)	2,341

Net Increase (Decrease) in Net Assets Resulting from Operations	2,039,401	(223,797)	2,495,683	(302,477)	5,903,850	1,865,944

Distributions:
Institutional Class Shares	(200,149)	(614,367)	(435,629)	(945,213)	(235,741)	(1,100,742)
Capital Share Transactions (1):
Shares Issued	2,252,509	3,123,341	2,522,971	2,986,948	2,387,531	3,051,996
Shares Issued in Lieu of Cash Distributions	187,111	574,668	396,013	863,245	226,425	1,059,256
Shares Issued upon Conversion from Class R1 and R2	—	92,602	—	—	—	—
Shares Redeemed	(2,682,326)	(3,768,767)	(2,954,823)	(4,030,343)	(3,817,600)	(4,831,411)

Net Increase (Decrease) from Capital Share Transactions	(242,706)	21,844	(35,839)	(180,150)	(1,203,644)	(720,159)

Total Increase (Decrease) in Net Assets	1,596,546	(816,320)	2,024,215	(1,427,840)	4,464,465	45,043
Net Assets
Beginning of Period	11,037,115	11,853,435	12,916,598	14,344,438	28,100,325	28,055,282

End of Period	$12,633,661	$11,037,115	$14,940,813	$12,916,598	$32,564,790	$28,100,325

(1) Shares Issued and Redeemed:
Shares Issued	72,451	109,646	57,449	73,906	65,205	96,032
Shares Issued in Lieu of Cash Distributions	6,026	20,580	9,114	21,635	6,168	33,949
Shares Issued upon Conversion from Class R1 and R2	—	3,282	—	—	—	—
Shares Redeemed	(86,590)	(133,479)	(66,895)	(99,192)	(104,210)	(151,907)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,113)	29	(332)	(3,651)	(32,837)	(21,926)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$234,997	$466,193	$36,724	$71,495	$98,221	$182,236
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	203,390	212,512	(15,932)	100,955	(36,781)	271,748
Affiliated Investment Companies Shares Sold	9	45	(8)	24	118	133
Futures	32,602	17,680	7,079	648	19,530	12,493
In-Kind Redemptions	2,070,087	928,790	238,368	78,286	633,196	470,958
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,276,842	70,927	579,549	(258,670)	1,713,364	(1,439,539)
Affiliated Investment Companies Shares	(9)	332	5	99	—	494
Futures	11,273	(5,760)	(272)	243	(70)	(8,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,829,191	1,690,719	845,513	(6,920)	2,427,578	(510,198)

Distributions:
Institutional Class Shares	(333,049)	(1,250,430)	(122,030)	(209,532)	(283,418)	(697,129)
Capital Share Transactions (1):
Shares Issued	3,598,136	3,561,807	524,522	537,638	1,947,175	2,543,294
Shares Issued in Lieu of Cash Distributions	327,347	1,231,432	118,025	203,171	265,329	650,841
Shares Redeemed	(5,541,172)	(6,573,835)	(744,531)	(875,691)	(2,197,149)	(3,122,590)

Net Increase (Decrease) from Capital Share Transactions	(1,615,689)	(1,780,596)	(101,984)	(134,882)	15,355	71,545

Total Increase (Decrease) in Net Assets	3,880,453	(1,340,307)	621,499	(351,334)	2,159,515	(1,135,782)
Net Assets
Beginning of Period	27,933,640	29,273,947	4,073,726	4,425,060	12,747,820	13,883,602

End of Period	$31,814,093	$27,933,640	$4,695,225	$4,073,726	$14,907,335	$12,747,820

(1) Shares Issued and Redeemed:
Shares Issued	107,606	122,172	21,674	24,272	45,193	62,952
Shares Issued in Lieu of Cash Distributions	10,109	43,512	4,967	9,286	6,288	16,356
Shares Redeemed	(165,795)	(225,764)	(30,706)	(39,565)	(51,175)	(77,231)

Net Increase (Decrease) from Shares Issued and Redeemed	(48,080)	(60,080)	(4,065)	(6,007)	306	2,077

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			U.S. High Relative		DFA Real Estate Securities
	U.S. Micro Cap Portfolio		Profitability Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,581	$79,326	$38,981	$82,978	$130,523	$255,696
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,292)	124,839	28,314	(13,359)	(12,163)	61,871
Affiliated Investment Companies Shares Sold	36	(7)	7	9	(14)	(60)
Futures	6,758	5,577	3,555	559	8,051	10,056
In-Kind Redemptions	171,710	98,676	359,653	146,859	138,071	185,024
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	880,699	(603,563)	460,012	179,761	436,831	(1,026,975)
Affiliated Investment Companies Shares	10	230	—	—	(1)	158
Futures	3,219	(5,850)	1,497	74	1,587	(5,903)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,102,721	(300,772)	892,019	396,881	702,885	(520,133)

Distributions:
Institutional Class Shares	(139,147)	(320,213)	(33,261)	(166,760)	(199,939)	(524,375)
Capital Share Transactions (1):
Shares Issued	531,235	822,690	1,053,384	1,054,944	729,039	1,558,787
Shares Issued in Lieu of Cash Distributions	126,129	293,272	32,805	165,299	192,975	493,034
Shares Redeemed	(869,610)	(946,998)	(1,372,895)	(1,738,549)	(1,275,603)	(2,734,210)

Net Increase (Decrease) from Capital Share Transactions	(212,246)	168,964	(286,706)	(518,306)	(353,589)	(682,389)

Total Increase (Decrease) in Net Assets	751,328	(452,021)	572,052	(288,185)	149,357	(1,726,897)
Net Assets
Beginning of Period	6,023,413	6,475,434	4,374,113	4,662,298	6,342,029	8,068,926

End of Period	$6,774,741	$6,023,413	$4,946,165	$4,374,113	$6,491,386	$6,342,029

(1) Shares Issued and Redeemed:
Shares Issued	20,855	34,724	48,810	57,418	19,598	42,513
Shares Issued in Lieu of Cash Distributions	4,962	12,513	1,528	9,180	5,193	13,149
Shares Redeemed	(34,247)	(39,963)	(63,956)	(95,116)	(34,155)	(74,244)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,430)	7,274	(13,618)	(28,518)	(9,364)	(18,582)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio							U.S. Large Cap Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.06		$10.36	$18.53	$14.06	$14.02	$13.03	$24.03		$23.10	$28.11	$20.01	$18.61	$16.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.33	0.15	0.10	0.12	0.26	0.20		0.38	0.37	0.33	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	2.14		0.68	(2.48)	5.49	1.17	1.60	4.99		1.62	(4.19)	8.11	1.42	1.86

Total from Investment Operations	2.37		1.01	(2.33)	5.59	1.29	1.86	5.19		2.00	(3.82)	8.44	1.74	2.17

Less Distributions:
Net Investment Income	(0.30)		(0.31)	(0.11)	(0.13)	(0.11)	(0.30)	(0.18)		(0.34)	(0.34)	(0.34)	(0.31)	(0.31)
Net Realized Gains	—		—	(5.73)	(0.99)	(1.14)	(0.57)	(0.96)		(0.73)	(0.85)	—	(0.03)	—

Total Distributions	(0.30)		(0.31)	(5.84)	(1.12)	(1.25)	(0.87)	(1.14)		(1.07)	(1.19)	(0.34)	(0.34)	(0.31)

Net Asset Value, End of Period	$13.13		$11.06	$10.36	$18.53	$14.06	$14.02	$28.08		$24.03	$23.10	$28.11	$20.01	$18.61

Total Return	21.56	%(B)	9.77%	(19.24%)	41.82%	9.55%	15.67%	21.95	%(B)	8.83%	(14.12%)	42.42%	9.52%	13.13%

Net Assets, End of Period (thousands)	$206,723		$196,372	$258,641	$426,867	$433,322	$386,750	$1,742,772		$1,546,941	$1,613,798	$2,200,814	$1,693,438	$1,611,529
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.15%	0.14	%(C)	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.19%	0.17%	0.17%	0.22%	0.25%	0.14	%(C)	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.63	%(C)	3.02%	1.26%	0.59%	0.89%	1.98%	1.50	%(C)	1.56%	1.45%	1.32%	1.68%	1.77%
Portfolio Turnover Rate	34	%(B)	19%	118%	70%	90%	109%	7	%(B)	8%	7%	7%	20%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio							U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$40.06		$42.28	$45.91	$31.40	$37.13	$37.41	$26.76		$28.74	$31.61	$18.57	$22.31	$23.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.51		0.96	0.91	0.76	0.79	0.83	0.26		0.47	0.43	0.46	0.31	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	7.70		(1.27)	(2.50)	14.46	(4.98)	1.45	4.71		(0.97)	(0.87)	13.02	(3.19)	(0.23)

Total from Investment Operations	8.21		(0.31)	(1.59)	15.22	(4.19)	2.28	4.97		(0.50)	(0.44)	13.48	(2.88)	0.09

Less Distributions:
Net Investment Income	(0.43)		(0.87)	(0.82)	(0.71)	(0.73)	(0.76)	(0.23)		(0.44)	(0.40)	(0.44)	(0.29)	(0.30)
Net Realized Gains	(0.74)		(1.04)	(1.22)	—	(0.81)	(1.80)	(0.26)		(1.04)	(2.03)	—	(0.57)	(0.94)

Total Distributions	(1.17)		(1.91)	(2.04)	(0.71)	(1.54)	(2.56)	(0.49)		(1.48)	(2.43)	(0.44)	(0.86)	(1.24)

Net Asset Value, End of Period	$47.10		$40.06	$42.28	$45.91	$31.40	$37.13	$31.24		$26.76	$28.74	$31.61	$18.57	$22.31

Total Return	20.68	%(B)	(0.89%)	(3.54%)	48.68%	(11.56%)	6.97%	18.60	%(B)	(1.90%)	(1.39%)	72.95%	(13.27%)	0.88%

Net Assets, End of Period (thousands)	$23,838,222		$21,162,196	$23,294,887	$25,309,703	$18,715,077	$12,633,661	$25,656,577		$11,037,115	$11,746,736	$12,591,768	$8,711,891	$10,655,324
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.21%	0.23%	0.27%	0.28%	0.30	%(C)	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.32	%(C)	0.32%	0.31%	0.33%	0.37%	0.38%	0.30	%(C)	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.27	%(C)	2.27%	2.09%	1.80%	2.38%	2.33%	1.68	%(C)	1.64%	1.47%	1.65%	1.65%	1.45%
Portfolio Turnover Rate	N/A	(B)	N/A	N/A	N/A	N/A	N/A	3	%(B)	20%	18%	13%	20%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$38.23		$42.01	$46.33	$27.34	$32.79	$36.39	$31.51		$30.70	$36.25	$25.24	$24.71	$22.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.72	0.68	0.80	0.44	0.42	0.28		0.52	0.49	0.44	0.41	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	6.97		(1.68)	(0.47)	18.98	(4.95)	(1.69)	6.39		1.51	(4.65)	10.99	0.93	2.08

Total from Investment Operations	7.34		(0.96)	0.21	19.78	(4.51)	(1.27)	6.67		2.03	(4.16)	11.43	1.34	2.48

Less Distributions:
Net Investment Income	(0.34)		(0.69)	(0.67)	(0.79)	(0.38)	(0.38)	(0.27)		(0.47)	(0.45)	(0.42)	(0.39)	(0.40)
Net Realized Gains	(0.96)		(2.13)	(3.86)	—	(0.56)	(1.95)	—		(0.75)	(0.94)	—	(0.42)	(0.14)

Total Distributions	(1.30)		(2.82)	(4.53)	(0.79)	(0.94)	(2.33)	(0.27)		(1.22)	(1.39)	(0.42)	(0.81)	(0.54)

Net Asset Value, End of Period	$44.27		$38.23	$42.01	$46.33	$27.34	$32.79	$37.91		$31.51	$30.70	$36.25	$25.24	$24.71

Total Return	19.26	%(B)	(2.49%)	0.58%	73.01%	(14.11%)	(3.04%)	21.20	%(B)	6.69%	(11.85%)	45.50%	5.55%	11.18%

Net Assets, End of Period (thousands)	$14,940,813		$12,916,598	$14,344,438	$15,145,347	$10,481,057	$13,766,513	$32,564,790		$28,100,325	$28,055,282	$33,385,041	$24,427,934	$26,592,058
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.31%	0.33%	0.42%	0.52%	0.53%	0.15	%(C)	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31	%(C)	0.31%	0.33%	0.42%	0.52%	0.53%	0.15	%(C)	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.71	%(C)	1.77%	1.62%	1.94%	1.56%	1.26%	1.52	%(C)	1.61%	1.48%	1.34%	1.69%	1.72%
Portfolio Turnover Rate	3	%(B)	25%	23%	22%	18%	19%	4	%(B)	8%	5%	4%	3%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio							U.S. Vector Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$28.36		$28.01	$33.16	$22.79	$22.66	$21.25	$21.12		$22.25	$26.02	$17.00	$18.71	$18.40

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.45	0.42	0.39	0.36	0.36	0.19		0.36	0.35	0.31	0.27	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	5.69		1.11	(3.98)	10.35	0.60	1.65	4.19		(0.42)	(2.17)	9.00	(1.40)	0.72

Total from Investment Operations	5.93		1.56	(3.56)	10.74	0.96	2.01	4.38		(0.06)	(1.82)	9.31	(1.13)	1.00

Less Distributions:
Net Investment Income	(0.21)		(0.42)	(0.39)	(0.37)	(0.33)	(0.37)	(0.17)		(0.34)	(0.32)	(0.29)	(0.25)	(0.27)
Net Realized Gains	(0.13)		(0.79)	(1.20)	—	(0.50)	(0.23)	(0.47)		(0.73)	(1.63)	—	(0.33)	(0.42)

Total Distributions	(0.34)		(1.21)	(1.59)	(0.37)	(0.83)	(0.60)	(0.64)		(1.07)	(1.95)	(0.29)	(0.58)	(0.69)

Net Asset Value, End of Period	$33.95		$28.36	$28.01	$33.16	$22.79	$22.66	$24.86		$21.12	$22.25	$26.02	$17.00	$18.71

Total Return	20.99	%(B)	5.64%	(11.19%)	47.35%	4.37%	9.78%	20.88	%(B)	(0.41%)	(7.42%)	54.98%	(6.12%)	5.92%

Net Assets, End of Period (thousands)	$31,814,093		$27,933,640	$29,273,947	$35,148,897	$25,670,305	$27,829,155	$4,695,225		$4,073,726	$4,425,060	$5,182,775	$3,612,716	$4,583,612
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.19%	0.18%	0.19%	0.21%	0.22%	0.28	%(C)	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.19	%(C)	0.19%	0.18%	0.19%	0.21%	0.22%	0.28	%(C)	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.57%	1.41%	1.29%	1.63%	1.69%	1.59	%(C)	1.64%	1.49%	1.31%	1.59%	1.53%
Portfolio Turnover Rate	5	%(B)	7%	5%	5%	3%	6%	5	%(B)	11%	10%	10%	13%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$37.47		$41.06	$48.50	$31.00	$33.80	$35.02	$22.14		$24.45	$29.55	$18.19	$20.78	$21.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29		0.53	0.48	0.50	0.35	0.38	0.16		0.29	0.27	0.24	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	6.86		(2.06)	(4.93)	17.50	(2.02)	(0.05)	3.92		(1.39)	(2.41)	11.37	(2.18)	(0.26)

Total from Investment Operations	7.15		(1.53)	(4.45)	18.00	(1.67)	0.33	4.08		(1.10)	(2.14)	11.61	(2.00)	(0.06)

Less Distributions:
Net Investment Income	(0.26)		(0.50)	(0.45)	(0.50)	(0.32)	(0.35)	(0.14)		(0.28)	(0.26)	(0.25)	(0.16)	(0.18)
Net Realized Gains	(0.58)		(1.56)	(2.54)	—	(0.81)	(1.20)	(0.38)		(0.93)	(2.70)	—	(0.43)	(0.86)

Total Distributions	(0.84)		(2.06)	(2.99)	(0.50)	(1.13)	(1.55)	(0.52)		(1.21)	(2.96)	(0.25)	(0.59)	(1.04)

Net Asset Value, End of Period	$43.78		$37.47	$41.06	$48.50	$31.00	$33.80	$25.70		$22.14	$24.45	$29.55	$18.19	$20.78

Total Return	19.15	%(B)	(3.96%)	(9.62%)	58.30%	(5.08%)	1.41%	18.46	%(B)	(4.74%)	(7.93%)	64.00%	(9.87%)	0.24%

Net Assets, End of Period (thousands)	$14,907,335		$12,747,820	$13,883,602	$16,747,405	$13,189,730	$17,392,495	$6,774,741		$6,023,413	$6,475,434	$7,453,865	$5,120,258	$6,351,299
Ratio of Expenses to Average Net Assets	0.28	%(C)	0.28%	0.29%	0.33%	0.36%	0.37%	0.41	%(C)	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28	%(C)	0.28%	0.29%	0.33%	0.36%	0.37%	0.41	%(C)	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.34	%(C)	1.31%	1.12%	1.13%	1.15%	1.13%	1.29	%(C)	1.22%	1.08%	0.90%	1.00%	0.98%
Portfolio Turnover Rate	3	%(B)	20%	13%	12%	3%	8%	4	%(B)	22%	22%	20%	11%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio							DFA Real Estate Securities Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.07		$17.23	$19.51	$14.61	$13.51	$11.85	$33.10		$38.39	$48.90	$34.21	$41.90	$34.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.32	0.29	0.26	0.25	0.22	0.70		1.26	0.89	0.90	1.01	0.52 **
Net Gains (Losses) on Securities (Realized and Unrealized)	3.57		1.17	(1.91)	4.89	1.07	1.64	2.89		(4.00)	(10.10)	14.86	(7.77)	8.09 **

Total from Investment Operations	3.73		1.49	(1.62)	5.15	1.32	1.86	3.59		(2.74)	(9.21)	15.76	(6.76)	8.61

Less Distributions:
Net Investment Income	(0.14)		(0.30)	(0.27)	(0.25)	(0.22)	(0.20)	(0.90)		(1.22)	(0.79)	(0.95)	(0.87)	(0.85)
Net Realized Gains	—		(0.35)	(0.39)	—	—	—	(0.17)		(1.33)	(0.51)	(0.12)	(0.06)	—

Total Distributions	(0.14)		(0.65)	(0.66)	(0.25)	(0.22)	(0.20)	(1.07)		(2.55)	(1.30)	(1.07)	(0.93)	(0.85)

Net Asset Value, End of Period	$21.66		$18.07	$17.23	$19.51	$14.61	$13.51	$35.62		$33.10	$38.39	$48.90	$34.21	$41.90

Total Return	20.66	%(B)	8.67%	(8.55%)	35.42%	9.90%	15.88%	10.72	%(B)	(7.83%)	(19.38%)	47.01%	(16.27%)	25.64%

Net Assets, End of Period (thousands)	$4,946,165		$4,374,113	$4,662,298	$5,835,637	$3,629,125	$1,703,302	$6,491,386		$6,342,029	$8,068,926	$11,215,098	$8,137,555	$10,671,437
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.25%	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.25%	0.21	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.58	%(C)	1.78%	1.61%	1.46%	1.76%	1.73%	3.77	%(C)	3.39%	1.96%	2.12%	2.73%	1.38%**
Portfolio Turnover Rate	6	%(B)	12%	20%	12%	0%	4%	1	%(B)	3%	3%	5%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2024, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

		Percentage
		Ownership
Feeder Fund	Master Fund	at 04/30/24
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that

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are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2024, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	—	$27
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	11,708
U.S. Targeted Value Portfolio (3)	0.29%	—	—	167
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.18%	—	—	669
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—
U.S. Small Cap Portfolio (1)	0.27%	—	$28	47
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	$931

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the U.S. Targeted Value Portfolio and the U.S. Core Equity 2 Portfolio was 0.50% and 0.26%, respectively. Prior to February 28, 2024, the U.S. Small Cap Portfolio did not have a Fee Waiver Agreement.

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(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
Enhanced U.S. Large Company Portfolio	$29	$65	$80	$27	$201
U.S. Targeted Value Portfolio	—	—	—	167	167
U.S. Core Equity 2 Portfolio	—	—	—	669	669
U.S. Small Cap Portfolio	—	—	—	19	19
DFA Real Estate Securities Portfolio	923	1,502	1,815	931	5,171

Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amount in thousands):

Fees Paid
Indirectly
Enhanced U.S. Large Company Portfolio	$1

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	1
U.S. Large Cap Value Portfolio	140
U.S. Targeted Value Portfolio	33
U.S. Small Cap Value Portfolio	147
U.S. Core Equity 1 Portfolio	23
U.S. Core Equity 2 Portfolio	37
U.S. Vector Equity Portfolio	31
U.S. Small Cap Portfolio	89
U.S. Micro Cap Portfolio	66
U.S. High Relative Profitability Portfolio	4
DFA Real Estate Securities Portfolio	38

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Portfolios other than the Enhanced U.S. Large Company Portfolio) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$46,533	$25,273	$19,392	$33,814
U.S. Large Cap Equity Portfolio	—	—	116,836	142,019
U.S. Targeted Value Portfolio	—	—	1,256,295	311,248
U.S. Small Cap Value Portfolio	—	—	1,695,484	463,458
U.S. Core Equity 1 Portfolio	—	—	1,102,280	1,205,212
U.S. Core Equity 2 Portfolio	—	—	2,454,300	1,691,529
U.S. Vector Equity Portfolio	—	—	345,917	227,029
U.S. Small Cap Portfolio	—	—	1,226,633	381,219
U.S. Micro Cap Portfolio	—	—	326,734	277,913
U.S. High Relative Profitability Portfolio	—	—	709,907	314,747
DFA Real Estate Securities Portfolio	—	—	54,527	266,176

There were no purchases or sales of long-term U.S. government securities by the Portfolios other than the Enhanced U.S. Large Company Portfolio.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$3,260	$38,681	$39,828	—	—	$2,113	183	$147	—

Total	$3,260	$38,681	$39,828	—	—	$2,113	183	$147	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$5,197	$55,912	$53,489	—	—	$7,620	659	$211	—

Total	$5,197	$55,912	$53,489	—	—	$7,620	659	$211	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$843,471	$2,957,082	$3,266,110	$23	$20	$534,486	46,204	$20,274	—

Total	$843,471	$2,957,082	$3,266,110	$23	$20	$534,486	46,204	$20,274	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$585,187	$3,665,260	$3,474,488	$27	$(9)	$775,977	67,080	$21,914	—

Total	$585,187	$3,665,260	$3,474,488	$27	$(9)	$775,977	67,080	$21,914	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$426,456	$4,067,618	$3,937,360	$10	$3	$556,727	48,126	$18,344	—

Total	$426,456	$4,067,618	$3,937,360	$10	$3	$556,727	48,126	$18,344	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$538,314	$3,039,098	$3,038,926	$9	$(9)	$538,486	46,550	$19,091	—

Total	$538,314	$3,039,098	$3,038,926	$9	$(9)	$538,486	46,550	$19,091	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$238,383	$979,271	$1,047,380	$(8)	$5	$170,271	14,719	$5,785	—

Total	$238,383	$979,271	$1,047,380	$(8)	$5	$170,271	14,719	$5,785	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$964,767	$4,849,420	$4,537,601	$118	—	$1,276,704	110,365	$29,814	—

Total	$964,767	$4,849,420	$4,537,601	$118	—	$1,276,704	110,365	$29,814	—

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$473,309	$2,179,749	$2,164,564	$36	$10	$488,540	42,232	$15,456	—

Total	$473,309	$2,179,749	$2,164,564	$36	$10	$488,540	42,232	$15,456	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$34,186	$370,615	$403,585	$7	—	$1,223	106	—	—

Total	$34,186	$370,615	$403,585	$7	—	$1,223	106	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$130,278	$496,228	$586,820	$(14)	$(1)	$39,671	3,429	$2,677	—

Total	$130,278	$496,228	$586,820	$(14)	$(1)	$39,671	3,429	$2,677	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2022	$56,965	$76,606	—	$133,571
2023	6,552	—	—	6,552
U.S. Large Cap Equity Portfolio
2022	25,100	65,512	—	90,612
2023	22,527	50,248	—	72,775

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Value Portfolio
2022	$452,232	$665,497	—	$1,117,729
2023	470,186	566,417	—	1,036,603
U.S. Targeted Value Portfolio
2022	248,278	726,722	—	975,000
2023	185,456	428,911	—	614,367
U.S. Small Cap Value Portfolio
2022	322,497	1,148,147	—	1,470,644
2023	232,902	712,311	—	945,213
U.S. Core Equity 1 Portfolio
2022	411,055	858,230	—	1,269,285
2023	427,511	673,231	—	1,100,742
U.S. Core Equity 2 Portfolio
2022	433,070	1,243,325	—	1,676,395
2023	433,372	817,058	—	1,250,430
U.S. Vector Equity Portfolio
2022	77,716	309,307	—	387,023
2023	66,344	143,188	—	209,532
U.S. Small Cap Portfolio
2022	153,059	848,752	—	1,001,811
2023	172,046	525,083	—	697,129
U.S. Micro Cap Portfolio
2022	67,157	674,741	—	741,898
2023	74,896	245,317	—	320,213
U.S. High Relative Profitability Portfolio
2022	83,850	110,031	—	193,881
2023	75,263	91,497	—	166,760
DFA Real Estate Securities Portfolio
2022	195,676	96,127	—	291,803
2023	248,798	275,577	—	524,375

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(681)	—	$(681)
U.S. Large Cap Equity Portfolio	(2,520)	$(2,995)	(5,515)
U.S. Large Cap Value Portfolio	(48,927)	(19,176)	(68,103)
U.S. Targeted Value Portfolio	(9,518)	(107,739)	(117,257)
U.S. Small Cap Value Portfolio	(11,661)	(136,344)	(148,005)

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	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Core Equity 1 Portfolio	$(13,276)	—	$(13,276)
U.S. Core Equity 2 Portfolio	(32,412)	$(101,482)	(133,894)
U.S. Vector Equity Portfolio	(5,267)	(11,491)	(16,758)
U.S. Small Cap Portfolio	(11,186)	(74,804)	(85,990)
U.S. Micro Cap Portfolio	(4,988)	(15,830)	(20,818)
U.S. High Relative Profitability Portfolio	(7,722)	—	(7,722)
DFA Real Estate Securities Portfolio	(23,922)	(30,684)	(54,606)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$2,979	—	$(57,576)	$(4,143)	$(58,740)
U.S. Large Cap Equity Portfolio	148	$60,512	—	795,453	856,113
U.S. Large Cap Value Portfolio	—	387,137	—	6,814,851	7,201,988
U.S. Targeted Value Portfolio	—	107,196	—	2,615,250	2,722,446
U.S. Small Cap Value Portfolio	—	321,805	—	3,257,644	3,579,449
U.S. Core Equity 1 Portfolio	26,293	—	(5,231)	15,958,400	15,979,462
U.S. Core Equity 2 Portfolio	—	128,901	—	15,351,960	15,480,861
U.S. Vector Equity Portfolio	—	89,685	—	1,888,220	1,977,905
U.S. Small Cap Portfolio	—	195,537	—	4,578,419	4,773,956
U.S. Micro Cap Portfolio	—	101,536	—	2,062,816	2,164,352
U.S. High Relative Profitability Portfolio	—	—	(12,848)	1,102,095	1,089,247
DFA Real Estate Securities Portfolio	69,575	31,436	—	1,615,727	1,716,738

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$57,576	$57,576
U.S. Core Equity 1 Portfolio	5,231	5,231
U.S. High Relative Profitability Portfolio	12,848	12,848

During the year ended October 31, 2023, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8,684

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As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$189,571	$439	$(3,092)	$(2,653)
U.S. Large Cap Equity Portfolio	729,682	1,029,355	(2,463)	1,026,892
U.S. Large Cap Value Portfolio	14,491,361	9,349,085	—	9,349,085
U.S. Targeted Value Portfolio	9,290,428	4,274,184	(399,905)	3,874,279
U.S. Small Cap Value Portfolio	11,168,985	4,979,329	(415,761)	4,563,568
U.S. Core Equity 1 Portfolio	12,319,336	20,884,033	(119,276)	20,764,757
U.S. Core Equity 2 Portfolio	13,701,491	18,772,595	(165,571)	18,607,024
U.S. Vector Equity Portfolio	2,396,534	2,510,627	(45,756)	2,464,871
U.S. Small Cap Portfolio	9,892,703	6,522,037	(237,468)	6,284,569
U.S. Micro Cap Portfolio	4,313,000	3,099,926	(157,648)	2,942,278
U.S. High Relative Profitability Portfolio	3,382,183	1,647,435	(85,064)	1,562,371
DFA Real Estate Securities Portfolio	4,553,300	2,377,642	(349,835)	2,027,807

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts.

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When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$34,530	$216,672
U.S. Targeted Value Portfolio	—	131,743
U.S. Small Cap Value Portfolio	—	186,329
U.S. Core Equity 1 Portfolio	—	269,386
U.S. Core Equity 2 Portfolio	—	264,799
U.S. Vector Equity Portfolio	—	38,342
U.S. Small Cap Portfolio	—	125,201
U.S. Micro Cap Portfolio	—	60,256
U.S. High Relative Profitability Portfolio	—	35,148
DFA Real Estate Securities Portfolio	—	58,758

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Equity Contracts *,(2)
Enhanced U.S. Large Company Portfolio	$344	$344	—
U.S. Small Cap Value Portfolio	628	—	$628
U.S. Core Equity 2 Portfolio	1,050	—	1,050
U.S. High Relative Profitability Portfolio	134	—	134

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	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (3)	Equity Contracts *,(4)
Enhanced U.S. Large Company Portfolio	$(2,185)	$(209)	$(1,976)
U.S. Targeted Value Portfolio	(2,979)	—	(2,979)
U.S. Core Equity 1 Portfolio	(8,137)	—	(8,137)
U.S. Vector Equity Portfolio	(1,139)	—	(1,139)
U.S. Small Cap Portfolio	(4,874)	—	(4,874)
U.S. Micro Cap Portfolio	(653)	—	(653)
DFA Real Estate Securities Portfolio	(1,596)	—	(1,596)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$22,049	$(443)	$22,492
U.S. Large Cap Equity Portfolio	252	—	252	*
U.S. Targeted Value Portfolio	24,741	—	24,741
U.S. Small Cap Value Portfolio	32,985	—	32,985
U.S. Core Equity 1 Portfolio	45,218	—	45,218
U.S. Core Equity 2 Portfolio	32,602	—	32,602
U.S. Vector Equity Portfolio	7,079	—	7,079
U.S. Small Cap Portfolio	19,530	—	19,530
U.S. Micro Cap Portfolio	6,758	—	6,758
U.S. High Relative Profitability Portfolio	3,555	—	3,555
DFA Real Estate Securities Portfolio	8,051	—	8,051

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$13,081	$(13)	$13,094
U.S. Targeted Value Portfolio	(1,832)	—	(1,832)
U.S. Small Cap Value Portfolio	2,928	—	2,928
U.S. Core Equity 1 Portfolio	(1,861)	—	(1,861)
U.S. Core Equity 2 Portfolio	11,273	—	11,273
U.S. Vector Equity Portfolio	(272)	—	(272)
U.S. Small Cap Portfolio	(70)	—	(70)
U.S. Micro Cap Portfolio	3,219	—	3,219
U.S. High Relative Profitability Portfolio	1,497	—	1,497
DFA Real Estate Securities Portfolio	1,587	—	1,587

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2024, there were no futures contracts outstanding. During the six months ended April 30, 2024, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
HSBC Bank	$227	$227	—	—	—	$227	—	—	—	—	—	—
NatWest Markets PLC	—	—	—	—	—	—	$147	$147	—	—	—	$147
UBS AG	—	—	—	—	—	—	62	62	—	—	—	62
Citibank, N.A.	13	13	—	—	—	13	—	—	—	—	—	—
Australia and New Zealand Bank	104	104	—	—	—	104	—	—	—	—	—	—

Total	$344	$344	—	—	—	$344	$209	$209	—	—	—	$209

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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For the six months ended April 30, 2024, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
U.S. Large Cap Equity Portfolio	6.08%	$1,187	4	$1	$2,093	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$9,251	$21,839	$(364)
U.S. Targeted Value Portfolio	139,080	68,707	(39,503)
U.S. Small Cap Value Portfolio	154,211	74,988	(23,262)
U.S. Core Equity 1 Portfolio	49,572	240,240	(52,750)
U.S. Core Equity 2 Portfolio	145,521	349,692	20,985
U.S. Vector Equity Portfolio	55,179	50,159	(10,511)
U.S. Small Cap Portfolio	113,102	48,660	(17,187)
U.S. Micro Cap Portfolio	107,729	66,949	(24,044)
U.S. High Relative Profitability Portfolio	53,656	44,614	(4,536)
DFA Real Estate Securities Portfolio	730	19,146	1,481

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J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$16,806
U.S. Targeted Value Portfolio	168,011
U.S. Small Cap Value Portfolio	129,787
U.S. Core Equity 1 Portfolio	165,646
U.S. Core Equity 2 Portfolio	328,411
U.S. Vector Equity Portfolio	68,130
U.S. Small Cap Portfolio	381,853
U.S. Micro Cap Portfolio	95,076
U.S. High Relative Profitability Portfolio	110,044
DFA Real Estate Securities Portfolio	8,257

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

83

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R1 and Class R2 shares (collectively, the “Class R shares”) of the U.S. Targeted Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Large Cap Equity Portfolio	$62,525
U.S. Targeted Value Portfolio	765,578
U.S. Small Cap Value Portfolio	1,004,320
U.S. Core Equity 1 Portfolio	899,538
U.S. Core Equity 2 Portfolio	2,070,087
U.S. Vector Equity Portfolio	238,368
U.S. Small Cap Portfolio	633,196
U.S. Micro Cap Portfolio	171,710
U.S. High Relative Profitability Portfolio	359,653
DFA Real Estate Securities Portfolio	138,071

N. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports and will have no effect on the Portfolios’ accounting policies or financial statements.

O. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

84

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio	3	67%
U.S. Large Cap Equity Portfolio	3	79%
U.S. Large Cap Value Portfolio	2	65%
U.S. Targeted Value Portfolio	2	51%
U.S. Small Cap Value Portfolio	3	75%
U.S. Core Equity 1 Portfolio	3	72%
U.S. Core Equity 2 Portfolio	4	82%
U.S. Vector Equity Portfolio	4	83%
U.S. Small Cap Portfolio	2	54%
U.S. Micro Cap Portfolio	4	82%
U.S. High Relative Profitability Portfolio	2	81%
DFA Real Estate Securities Portfolio	2	64%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements.Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

85

For the six months ended April 30, 2024, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
U.S. Large Cap Equity Portfolio	$80,382	2,938,293	$113
U.S. Large Cap Value Portfolio	920,195	20,117,012	1,294
U.S. Targeted Value Portfolio	480,330	15,778,240	675
U.S. Small Cap Value Portfolio	343,120	7,806,497	501
U.S. Core Equity 1 Portfolio	903,619	24,694,481	1,220
U.S. Core Equity 2 Portfolio	1,144,430	34,427,369	1,574
U.S. Vector Equity Portfolio	129,831	5,304,433	182
U.S. Small Cap Portfolio	256,625	5,931,665	359
U.S. Micro Cap Portfolio	230,129	9,029,092	323
U.S. High Relative Profitability Portfolio	259,876	12,310,874	365
DFA Real Estate Securities Portfolio	231,298	6,165,906	320

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

87

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,005.10	0.32%	$1.60
Hypothetical 5% Annual Return	1,000.00	1,023.27	0.32%	1.61

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28,2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	2.6%
Communications	0.9%
Consumer, Cyclical	3.0%
Consumer, Non-cyclical	8.9%
Energy	5.0%
Financials	25.7%
Foreign Government	3.1%
Industrials	2.9%
Supranational	1.5%
Technology	2.8%
U.S. Government	39.4%
Utilities	4.2%

100.0%

89

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face
		Amount^	Value†
		(000)
	BONDS — (51.0%)
	AUSTRALIA — (0.3%)
	APA Infrastructure Ltd.
Ω	4.200%, 03/23/25	3,200	3,148,757

	CANADA — (6.9%)
	Bank of Montreal
	2.500%, 06/28/24	3,000	$2,984,837
	0.625%, 07/09/24	1,350	1,337,164
	Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.320%, FRN, 5.673%, 07/09/24	2,000	2,000,358
(r)	SOFR + 0.950%, FRN, 6.305%, 09/25/25	2,000	2,012,800
(r)	SOFR + 1.330%, FRN, 6.683%, 06/05/26	2,100	2,134,650
	Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.736%, 07/31/24	1,000	1,000,419
(r)	SOFR + 0.460%, FRN, 5.813%, 01/10/25	1,205	1,206,286
(r)	SOFR + 1.090%, FRN, 6.444%, 06/12/25	1,000	1,008,391
	Brookfield Corp.
	4.000%, 01/15/25	3,400	3,359,382
	Canadian Imperial Bank of Commerce
	1.000%, 10/18/24	3,500	3,426,097
#	2.250%, 01/28/25	481	469,241
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 1.220%, FRN
(r)	6.575%, 10/02/26	2,200	2,225,619
	Canadian Natural Resources Ltd. 3.900%, 02/01/25	7,300	7,199,938
	Enbridge, Inc.
	3.500%, 06/10/24	1,560	1,556,201
	2.500%, 01/15/25	1,920	1,874,920

		Face Amount^		Value†
		(000)
CANADA — (Continued)
ITC Holdings Corp.
3.650%, 06/15/24			8,100	$8,075,293
National Bank of Canada
0.750%, 08/06/24			8,300	8,193,909
Province of Quebec
4.200%, 03/10/25		AUD	2,000	1,289,239
Royal Bank of Canada
0.650%, 07/29/24			1,750	1,729,504
Royal Bank of Canada, Floating Rate Note,
(r)	SOFR + 0.360%, FRN, 5.715%, 07/29/24		4,750	4,751,645
(r)	SOFR + 0.950%, FRN, 6.304%, 01/19/27		3,900	3,934,667
Thomson Reuters Corp.
3.850%, 09/29/24			5,000	4,947,739
Toronto-Dominion Bank
0.700%, 09/10/24			2,400	2,358,216

TOTAL CANADA				69,076,515

FINLAND — (0.1%)
Nordea Bank Abp
Ω	0.625%, 05/24/24		1,070	1,066,777

FRANCE — (1.9%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		1,846	1,812,199
BNP Paribas SA
Ω	3.375%, 01/09/25		6,500	6,392,755
BPCE SA
Ω	2.375%, 01/14/25		7,485	7,298,945
Credit Agricole SA
#	3.250%, 10/04/24		2,800	2,769,705
(r)Ω	SOFR + 0.870%, FRN, 6.223%, 03/11/27		750	752,680

TOTAL FRANCE				19,026,284

GERMANY — (3.0%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,930,986

90

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	GERMANY — (Continued)
	BMW U.S. Capital LLC,
	Floating Rate Note, SOFR + 0.550%, FRN
(r)Ω	5.905%, 04/02/26		2,000	$2,005,552
	Deutsche Bank AG
	0.898%, 05/28/24		2,240	2,232,491
	EMD Finance LLC
	3.250%, 03/19/25		5,697	5,579,490
	Kreditanstalt fuer Wiederaufbau
	1.500%, 07/24/24	AUD	8,800	5,663,359
	Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.670%, FRN
(r)Ω	6.023%, 01/09/26		3,800	3,814,339
	NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,571,093
	Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.830%, FRN
(r)Ω	6.183%, 03/20/26		1,700	1,702,907

	TOTAL GERMANY			29,500,217

	IRELAND — (0.5%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,450	2,429,617
	3.500%, 01/15/25		3,000	2,949,587

	TOTAL IRELAND			5,379,204

	ITALY — (0.6%)
	Republic of Italy Government International Bonds
	0.875%, 05/06/24		6,000	5,995,728

	JAPAN — (5.4%)
	American Honda Finance Corp.
	0.550%, 07/12/24		8,000	7,922,393
	American Honda Finance Corp., Floating Rate Note,
(r)	SOFR + 0.790%, FRN, 6.144%, 10/03/25		2,230	2,240,360
(r)	SOFR + 0.770%, FRN, 6.123%, 03/12/27		440	442,486

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	$1,982,057
Nomura Holdings, Inc.
	2.648%, 01/16/25		7,390	7,216,436
NTT Finance Corp.
Ω	4.142%, 07/26/24		2,000	1,992,403
ORIX Corp.
	3.250%, 12/04/24		5,000	4,924,244
Sumitomo Mitsui Banking Corp.
	3.400%, 07/11/24		300	298,671
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,440,807
	2.348%, 01/15/25		2,400	2,344,032
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.800%, 09/16/24		443	434,638
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.150%, FRN Note, SOFR + 1.150%, FRN
(r)Ω	6.503%, 09/14/26		1,750	1,770,830
Suntory Holdings Ltd.
Ω	2.250%, 10/16/24		3,700	3,637,727
Toyota Motor Credit Corp.,
Floating Rate Note,
(r)	SOFR + 0.890%, FRN, 6.240%, 05/18/26		1,800	1,813,041
(r)	SOFR + 0.650%, FRN, 6.004%, 03/19/27		7,900	7,919,093

TOTAL JAPAN				54,379,218

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,891,986

NEW ZEALAND — (2.4%)
New Zealand Government Bonds
	0.500%, 05/15/24	NZD	39,800	23,410,634

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.5%)
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,977,792
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	648,236
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	648,286

91

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face
		Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	$2,574,296
Nordic Investment Bank
	0.375%, 09/20/24		7,550	7,404,059

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				15,252,669

SWEDEN — (0.9%)
Skandinaviska Enskilda Banken AB
Ω	0.650%,09/09/24		9,299	9,125,036

SWITZERLAND — (0.2%)
UBS AG
Ω	0.700%,08/09/24		1,325	1,306,759
Ω	1.375%,01/13/25		1,000	970,563

TOTAL SWITZERLAND				2,277,322

UNITED KINGDOM — (2.6%)
BAT Capital Corp.
	3.222%, 08/15/24		6,345	6,291,301
	2.789%, 09/06/24		180	178,010
NatWest Markets PLC
Ω	0.800%,08/12/24		10,100	9,962,273
Reckitt Benckiser Treasury Services PLC
Ω	2.750%,06/26/24		8,458	8,420,530
Unilever Capital Corp.
	2.600%, 05/05/24		580	579,765

TOTAL UNITED KINGDOM				25,431,879

UNITED STATES — (24.0%)
AbbVie, Inc.
	3.850%, 06/15/24		245	244,373
Aetna, Inc.
	3.500%, 11/15/24		1,200	1,185,405
Allegion U.S. Holding Co., Inc.
	3.200%, 10/01/24		133	131,470
American Express Co., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.108%,02/13/26		1,376	1,382,346
American Tower Corp.
	3.375%, 05/15/24		2,490	2,487,530
Ameriprise Financial, Inc.
	3.000%, 04/02/25		3,960	3,866,878

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Arizona Public Service Co.
3.350%, 06/15/24	4,328	$4,305,828
Arrow Electronics, Inc.
3.250%, 09/08/24	1,500	1,486,045
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r) 5.764%, 06/14/24	460	460,026
Becton Dickinson & Co.
3.363%, 06/06/24	1,700	1,695,877
Campbell Soup Co.
3.300%, 03/19/25	6,287	6,154,906
Capital One Financial Corp.
3.300%, 10/30/24	1,486	1,468,111
3.200%, 02/05/25	4,900	4,803,974
Cardinal Health, Inc.
3.079%, 06/15/24	8,150	8,121,380
Caterpillar Financial Services Corp.
3.300%, 06/09/24	1,110	1,106,799
CenterPoint Energy, Inc.
2.500%, 09/01/24	2,000	1,976,323
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r) 5.868%, 05/13/26	7,700	7,691,633
Citigroup, Inc.
3.750%, 06/16/24	1,000	997,392
CNA Financial Corp.
3.950%, 05/15/24	5,850	5,846,546
Conagra Brands, Inc.
4.300%, 05/01/24	465	465,000
Constellation Energy Generation LLC
3.250%, 06/01/25	7,800	7,597,145
Continental Resources, Inc.
3.800%, 06/01/24	587	585,292
Crown Castle, Inc.
3.200%, 09/01/24	780	772,975
Devon Energy Corp.
5.250%, 09/15/24	400	398,874
Discover Financial Services
3.950%, 11/06/24	2,496	2,470,792
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	6,327	6,222,686
Edison International
3.550%, 11/15/24	3,000	2,962,941
4.950%, 04/15/25	4,620	4,580,055
Elevance Health, Inc.
3.500%, 08/15/24	2,300	2,284,960
2.375%, 01/15/25	8,700	$8,499,281

92

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Energy Transfer LP
4.050%, 03/15/25	344	338,743
Equifax, Inc.
2.600%, 12/01/24	1,700	1,668,502
Evergy, Inc.
2.450%, 09/15/24	447	441,091
Fiserv, Inc.
2.750%, 07/01/24	5,000	4,973,630
Flex Ltd.
4.750%, 06/15/25	600	592,199
General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r) 5.914%, 05/05/26	4,714	4,725,018
General Motors Financial Co., Inc.
1.200%, 10/15/24	2,000	1,958,897
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	4,361	4,351,515
Global Payments, Inc.
2.650%, 02/15/25	2,600	2,535,861
Goldman Sachs Group, Inc.
3.500%, 01/23/25	5,000	4,921,862
Goldman Sachs Group, Inc., Floating Rate Note, SOFR + 0.486%, FRN
(r) 5.840%, 10/21/24	5,160	5,163,664
Huntington Bancshares, Inc.
2.625%, 08/06/24	540	535,407
International Business Machines Corp.
3.000%, 05/15/24	6,600	6,593,384
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.792%, 03/06/26	2,500	2,506,914
Laboratory Corp. of America Holdings
3.600%, 02/01/25	363	356,710
Marathon Petroleum Corp.
3.625%, 09/15/24	5,500	5,452,169
MPLX LP
4.875%, 12/01/24	2,150	2,136,224
NextEra Energy Capital Holdings, Inc.
4.200%, 06/20/24	720	718,366

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.115%, 01/29/26	7,800	$7,819,065
	NNN REIT, Inc.
	3.900%, 06/15/24	1,300	1,296,682
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	6,250	6,191,687
	Oracle Corp.
	3.400%, 07/08/24	500	497,619
	2.950%, 11/15/24	6,300	6,206,637
	Parker-Hannifin Corp.
	3.650%, 06/15/24	2,000	1,993,702
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.450%, 07/01/24	2,060	2,051,758
	PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.748%, 02/13/26	3,020	3,025,255
	Philip Morris International, Inc.
	2.875%, 05/01/24	10,000	10,000,000
	Public Storage Operating Co., Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.054%, 04/16/27	11,500	11,539,848
	Realty Income Corp.
	3.875%, 07/15/24	8,657	8,626,865
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	5,000	4,998,112
	Simon Property Group LP
	2.000%, 09/13/24	8,267	8,157,807
	Timken Co.
	3.875%, 09/01/24	6,400	6,355,421
	Truist Financial Corp.
	2.500%, 08/01/24	280	277,672
	Ventas Realty LP
	3.500%, 02/01/25	6,600	6,480,398
	Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.144%, 03/20/26	2,259	2,275,287
	Wells Fargo & Co.
	# 3.300%, 09/09/24	5,000	4,958,355
	Williams Cos., Inc.
	3.900%, 01/15/25	2,843	2,805,237

93

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
#	3.550%, 04/01/25	2,600	$2,547,399

TOTAL UNITED STATES			240,327,805

TOTAL BONDS			510,290,031

U.S. TREASURY OBLIGATIONS — (39.2%)
U.S. Treasury Bills
∞	4.566%, 05/14/24	38,000	37,927,684
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	156,000	156,180,553
(r)	3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	153,000	153,336,089
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	35,000	35,036,914
(r)	3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	10,000	10,004,371

TOTAL U.S. TREASURY OBLIGATIONS			392,485,611

COMMERCIAL PAPER — (9.4%)

CANADA — (2.5%)
Canadian National Railway Co.
Ω	5.550%, 05/22/24	7,000	6,977,068
Ω	6.104%, 06/26/24	1,000	991,328
Nutrien Ltd.
Ω	5.704%, 07/05/24	7,500	7,423,633
Rogers Communications, Inc.
Ω	5.769%, 05/16/24	4,000	3,990,249
TELUS Corp.
Ω	5.635%, 08/22/24	5,500	5,402,080
Ω	5.776%, 09/25/24	250	244,204

TOTAL CANADA			25,028,562

GERMANY — (0.8%)
BASF SE
Ω	5.614%, 07/30/24	8,000	7,890,207
VW Credit, Inc.
Ω	5.799%, 05/17/24	250	249,351

TOTAL GERMANY			8,139,558

		Face Amount^	Value†
		(000)
ITALY — (0.6%)
Intesa Sanpaolo Funding LLC
	5.754%, 05/08/24	6,000	$5,992,359

SPAIN — (0.1%)
Avangrid, Inc.
Ω	5.115%,06/13/24	1,250	1,241,334

UNITED KINGDOM — (0.5%)
HSBC USA, Inc.
Ω	5.577%,05/24/24	3,213	3,201,437
Ω	5.627%,06/27/24	2,154	2,134,909

TOTAL UNITED KINGDOM			5,336,346

UNITED STATES — (4.9%)
American Electric Power Co., Inc.
Ω	5.741%,06/12/24	6,000	5,960,019
Bayer Corp.
Ω	5.753%,07/08/24	1,099	1,087,023
Ω	5.661%,07/08/24	3,000	2,967,305
Ω	5.756%,07/24/24	1,000	986,549
Ω	5.695%,08/15/24	500	491,533
Dominion Energy, Inc.
Ω	5.682%,05/01/24	1,000	999,850
Ω	5.703%,05/17/24	5,925	5,909,693
Ω	5.658%,09/05/24	1,000	979,986
EIDP, Inc.
Ω	5.617%,05/10/24	5,000	4,992,357
Ω	6.204%,05/13/24	1,500	1,497,012
Ω	5.610%,05/23/24	500	498,243
Ω	5.587%,06/10/24	3,500	3,477,715
Entergy Corp.
Ω	5.763%,05/07/24	6,000	5,993,700
Eversource Energy
Ω	5.756%,05/03/24	500	499,774
General Motors Financial Co., Inc.
Ω	5.065%,05/21/24	1,000	996,750
Ω	5.762%,08/09/24	2,979	2,931,832
Harley-Davidson Financial Services, Inc.
Ω	6.262%,05/14/24	6,000	5,986,956

94

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ω	6.155%, 06/27/24	2,250	$2,229,125

TOTAL UNITED STATES			48,485,422

TOTAL COMMERCIAL PAPER (Cost $94,243,757)			94,223,581

TOTAL INVESTMENT SECURITIES (Cost $1,007,927,989)			996,999,223

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	374,323	$4,330,168

TOTAL INVESTMENTS — (100.0%) (Cost $1,012,258,157)			$1,001,329,391

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	27,960,834	AUD	42,302,849	Societe Generale	05/07/24	$552,933
USD	7,559,406	CAD	10,189,740	HSBC Bank	05/08/24	156,730
USD	24,954,389	NZD	41,223,969	State Street Bank and Trust	05/10/24	663,296

Total Appreciation						$1,372,959

AUD	15,405,726	USD	10,180,447	Societe Generale	05/07/24	$(199,119)
CAD	10,189,740	USD	7,556,665	UBS AG	05/08/24	(153,989)
NZD	1,485,883	USD	879,432	Citibank, N.A.	05/10/24	(3,880)

Total (Depreciation)						$(356,988)

Total Appreciation (Depreciation)						$1,015,971

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	95	07/12/24	$2,137,839	$2,122,062	$(15,777)
CBOT Soybean Futures	37	07/12/24	2,178,057	2,151,550	(26,507)
CBOT Soybean Meal Futures	37	07/12/24	1,275,522	1,302,030	26,508
CBOT Soybean Oil Futures	46	07/12/24	1,257,068	1,187,076	(69,992)
CBOT Wheat Futures	36	07/12/24	1,120,179	1,085,851	(34,328)
CME Lean Hogs Futures	25	07/15/24	1,059,589	1,054,250	(5,339)
CME Live Cattle Futures	20	08/30/24	1,414,231	1,384,800	(29,431)
COMEX Copper Futures	22	07/29/24	2,515,771	2,510,475	(5,296)
COMEX Gold 100 Troy Oz. Futures	27	08/28/24	6,397,417	6,276,690	(120,727)
COMEX Silver Futures	15	07/29/24	2,065,173	1,999,050	(66,123)
Gas Oil	14	07/11/24	1,108,485	1,089,200	(19,285)
Ice Brent Crude Oil Futures	38	07/31/24	3,290,134	3,226,580	(63,554)

95

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CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
KCBT Hard Red Winter Wheat Futures	23	07/12/24	$752,470	$730,538	$(21,932)
LME Lead Futures	16	07/15/24	838,696	887,304	48,608
LME Lead Futures	19	05/13/24	1,047,386	1,039,970	(7,416)
LME Nickel Futures	30	05/13/24	2,919,501	3,438,360	518,859
LME Nickel Futures	26	07/15/24	2,748,308	3,000,036	251,728
LME Primary Aluminum Futures	83	05/13/24	4,706,697	5,323,807	617,110
LME Primary Aluminum Futures	73	07/15/24	4,397,356	4,725,564	328,208
LME Zinc Futures	45	05/13/24	2,813,179	3,290,422	477,243
LME Zinc Futures	39	07/15/24	2,535,014	2,854,264	319,250
Nybot Csc ’c’ Coffee Futures	17	07/19/24	1,428,063	1,381,144	(46,919)
Nybot Csc No. 11 World Sugar Futures	46	06/28/24	983,687	1,000,003	16,316
NYBOT CTN No. 2 Cotton Futures	15	07/09/24	606,806	588,225	(18,581)
NYMEX Henry Hub Natural Gas Futures	118	06/26/24	2,695,499	2,736,420	40,921
NYMEX Light Sweet Crude Oil Futures	39	06/20/24	3,242,191	3,169,920	(72,271)
NYMEX NY Harbor ULSD Futures	8	06/28/24	864,082	852,969	(11,113)
NYMEX Reformulated Gasoline Blend Futures	10	06/28/24	1,136,131	1,114,722	(21,409)

Total			$59,534,531	$61,523,282	$1,988,751
Short Position contracts:
LME Lead Futures	(10)	07/15/24	(536,920)	(554,565)	(17,645)
LME Lead Futures	(19)	05/13/24	(971,066)	(1,039,970)	(68,904)
LME Nickel Futures	(16)	07/15/24	(1,791,612)	(1,846,176)	(54,564)
LME Nickel Futures	(30)	05/13/24	(3,045,801)	(3,438,360)	(392,559)
LME Primary Aluminum Futures	(45)	07/15/24	(2,902,824)	(2,913,019)	(10,195)
LME Primary Aluminum Futures	(83)	05/13/24	(4,649,624)	(5,323,807)	(674,183)
LME Zinc Futures	(24)	07/15/24	(1,645,147)	(1,756,470)	(111,323)
LME Zinc Futures	(45)	05/13/24	(2,716,368)	(3,290,423)	(574,055)

Total			$(18,259,362)	$(20,162,790)	$(1,903,428)

Total Futures Contracts.			$41,275,169	$41,360,492	$85,323

As of April 30, 2024, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	152,977,323	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/29/24	—	—	$(1,870,210)	$(1,870,210)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	231,980,231	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/29/24	—	—	(2,375,908)	(2,375,908)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	215,817,415	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	06/26/24	—	—	(1,466,249)	(1,466,249)

96

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CONTINUED

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	100,718,778	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/26/24	—	—	$(893,630)	$(893,630)
RBC Custom RBCADM0T Total Return Index (5)	Royal Bank of Canada	USD	10,064,618	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/29/24	—	—	(115,602)	(115,602)
RBC Custom RBCADMDT Total Return Index (6)	Royal Bank of Canada	USD	90,057,656	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/29/24	—	—	(956,702)	(956,702)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	283,640,045	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/29/24	—	—	(3,257,677)	(3,257,677)

Total						—	—	$(10,935,978)	$(10,935,978)

*	Portfolio receives the price appreciation of the reference entity at maturity.
***	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$4,356,277
CBOT Corn Futures	5.17%	7,908,355
NYMEX Light Sweet Crude Oil Futures	7.63%	11,669,729
ICE Brent Crude Oil Futures	7.75%	11,861,040
NYBOT CTN No. 2 Cotton Futures	1.45%	2,212,275
COMEX Gold 100 Troy Oz. Futures	15.32%	23,436,932
COMEX Copper Futures	5.98%	9,151,917
NYMEX NY Harbor ULSD Futures	2.00%	3,066,856
NYBOT CSC ’C’ Coffee Futures	3.32%	5,077,381
KCBT Hard Red Winter Wheat Futures	1.73%	2,650,248
LME Primary Aluminum Futures	4.42%	6,759,963
CME Live Cattle Futures	3.31%	5,065,078
CME Lean Hogs Futures	2.53%	3,867,655
LME Lead Futures	0.87%	1,331,499
LME Nickel Futures	2.86%	4,382,277
LME Zinc Futures	2.68%	4,099,779
NYMEX Henry Hub Natural Gas Futures	6.65%	10,175,452
ICE Gasoil Futures	2.71%	4,143,938
CBOT Soybean Futures	5.15%	7,876,798
NYBOT CSC No. 11 World Sugar Futures	2.43%	3,718,506
COMEX Silver Futures	4.82%	7,372,450
CBOT Soybean Meal Futures	3.18%	4,857,796
CBOT Wheat Futures	2.60%	3,975,680
NYMEX Reformulated Gasoline Blend Futures	2.59%	3,959,442

Total Notional Amount		$152,977,323

97

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$6,714,718
CBOT Corn Futures	4.14%	9,613,226
NYMEX Light Sweet Crude Oil Futures	9.19%	21,322,963
ICE Brent Crude Oil Futures	9.49%	22,008,692
NYBOT CTN No. 2 Cotton Futures	1.78%	4,130,196
COMEX Gold 100 Troy Oz. Futures	12.16%	28,191,427
COMEX Copper Futures	5.99%	13,894,120
NYMEX NY Harbor ULSD Futures	2.02%	4,690,864
NYBOT CSC ’C’ Coffee Futures	3.99%	9,245,580
KCBT Hard Red Winter Wheat Futures	1.39%	3,217,286
LME Primary Aluminum Futures	4.42%	10,248,600
CME Live Cattle Futures	3.34%	7,758,243
CME Lean Hogs Futures	3.02%	7,010,768
LME Lead Futures	0.87%	2,021,414
LME Nickel Futures	2.29%	5,319,894
LME Zinc Futures	2.67%	6,188,542
NYMEX Henry Hub Natural Gas Futures	6.76%	15,676,693
ICE Gasoil Futures	3.27%	7,586,804
CBOT Soybean Futures	5.17%	11,997,847
NYBOT CSC No. 11 World Sugar Futures	2.92%	6,771,160
COMEX Silver Futures	3.86%	8,960,628
CBOT Soybean Meal Futures	3.18%	7,371,441
CBOT Wheat Futures	2.10%	4,869,212
NYMEX Reformulated Gasoline Blend Futures	3.09%	7,169,913

Total Notional Amount		$231,980,231

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$6,246,882
CBOT Corn Futures	4.14%	8,943,441
NYMEX Light Sweet Crude Oil Futures	9.19%	19,837,322
ICE Brent Crude Oil Futures	9.49%	20,475,275
NYBOT CTN No. 2 Cotton Futures	1.78%	3,842,432
COMEX Gold 100 Troy Oz. Futures	12.16%	26,227,237
COMEX Copper Futures	5.99%	12,926,071
NYMEX NY Harbor ULSD Futures	2.02%	4,364,036
NYBOT CSC ’C’ Coffee Futures	3.99%	8,601,411
KCBT Hard Red Winter Wheat Futures	1.39%	2,993,128
LME Primary Aluminum Futures	4.42%	9,534,547
CME Live Cattle Futures	3.34%	7,217,701
CME Lean Hogs Futures	3.02%	6,522,305

98

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Lead Futures	0.87%	1,880,576
LME Nickel Futures	2.29%	4,949,240
LME Zinc Futures	2.67%	5,757,367
NYMEX Henry Hub Natural Gas Futures	6.76%	14,584,447
ICE Gasoil Futures	3.27%	7,058,207
CBOT Soybean Futures	5.17%	11,161,918
NYBOT CSC No. 11 World Sugar Futures	2.92%	6,299,391
COMEX Silver Futures	3.86%	8,336,312
CBOT Soybean Meal Futures	3.18%	6,857,849
CBOT Wheat Futures	2.10%	4,529,958
NYMEX Reformulated Gasoline Blend Futures	3.09%	6,670,362

Total Notional Amount		$215,817,415

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$2,868,131
CBOT Corn Futures	5.17%	5,206,784
NYMEX Light Sweet Crude Oil Futures	7.63%	7,683,236
ICE Brent Crude Oil Futures	7.75%	7,809,193
NYBOT CTN No. 2 Cotton Futures	1.45%	1,456,540
COMEX Gold 100 Troy Oz. Futures	15.32%	15,430,648
COMEX Copper Futures	5.98%	6,025,533
NYMEX NY Harbor ULSD Futures	2.00%	2,019,188
NYBOT CSC ’C’ Coffee Futures	3.32%	3,342,898
KCBT Hard Red Winter Wheat Futures	1.73%	1,744,897
LME Primary Aluminum Futures	4.42%	4,450,694
CME Live Cattle Futures	3.31%	3,334,798
CME Lean Hogs Futures	2.53%	2,546,426
LME Lead Futures	0.87%	876,646
LME Nickel Futures	2.86%	2,885,248
LME Zinc Futures	2.68%	2,699,254
NYMEX Henry Hub Natural Gas Futures	6.65%	6,699,419
ICE Gasoil Futures	2.71%	2,728,329
CBOT Soybean Futures	5.15%	5,186,007
NYBOT CSC No. 11 World Sugar Futures	2.43%	2,448,228
COMEX Silver Futures	4.82%	4,853,949
CBOT Soybean Meal Futures	3.18%	3,198,325
CBOT Wheat Futures	2.60%	2,617,549
NYMEX Reformulated Gasoline Blend Futures	2.59%	2,606,858

Total Notional Amount		$100,718,778

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$286,607
CBOT Corn Futures	5.17%	520,303
NYMEX Light Sweet Crude Oil Futures	7.63%	767,770

99

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	7.75%	780,356
NYBOT CTN No. 2 Cotton Futures	1.45%	145,549
COMEX Gold 100 Troy Oz. Futures	15.32%	1,541,953
COMEX Copper Futures	5.98%	602,119
NYMEX NY Harbor ULSD Futures	2.00%	201,773
NYBOT CSC ’C’ Coffee Futures	3.32%	334,049
KCBT Hard Red Winter Wheat Futures	1.73%	174,364
LME Primary Aluminum Futures	4.42%	444,749
CME Live Cattle Futures	3.31%	333,239
CME Lean Hogs Futures	2.53%	254,459
LME Lead Futures	0.87%	87,601
LME Nickel Futures	2.86%	288,317
LME Zinc Futures	2.68%	269,731
NYMEX Henry Hub Natural Gas Futures	6.65%	669,459
ICE Gasoil Futures	2.71%	272,636
CBOT Soybean Futures	5.15%	518,227
NYBOT CSC No. 11 World Sugar Futures	2.43%	244,646
COMEX Silver Futures	4.82%	485,045
CBOT Soybean Meal Futures	3.18%	319,602
CBOT Wheat Futures	2.60%	261,566
NYMEX Reformulated Gasoline Blend Futures	2.59%	260,498

Total Notional Amount		$10,064,618

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.89%	$2,606,738
CBOT Corn Futures	4.14%	3,731,976
NYMEX Light Sweet Crude Oil Futures	9.19%	8,277,843
ICE Brent Crude Oil Futures	9.49%	8,544,052
NYBOT CTN No. 2 Cotton Futures	1.78%	1,603,394
COMEX Gold 100 Troy Oz. Futures	12.16%	10,944,267
COMEX Copper Futures	5.99%	5,393,873
NYMEX NY Harbor ULSD Futures	2.02%	1,821,053
NYBOT CSC ’C’ Coffee Futures	3.99%	3,589,251
KCBT Hard Red Winter Wheat Futures	1.39%	1,248,991
LME Primary Aluminum Futures	4.42%	3,978,636
CME Live Cattle Futures	3.34%	3,011,848
CME Lean Hogs Futures	3.02%	2,721,669
LME Lead Futures	0.87%	784,739
LME Nickel Futures	2.29%	2,065,250
LME Zinc Futures	2.67%	2,402,470
NYMEX Henry Hub Natural Gas Futures	6.76%	6,085,890
ICE Gasoil Futures	3.27%	2,945,293
CBOT Soybean Futures	5.17%	4,657,716
NYBOT CSC No. 11 World Sugar Futures	2.92%	2,628,650
COMEX Silver Futures	3.86%	3,478,629
CBOT Soybean Meal Futures	3.18%	2,861,687
CBOT Wheat Futures	2.10%	1,890,290
NYMEX Reformulated Gasoline Blend Futures	3.09%	2,783,451

Total Notional Amount		$90,057,656

100

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2024:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.85%	$8,077,111
CBOT Corn Futures	5.17%	14,663,128
NYMEX Light Sweet Crude Oil Futures	7.63%	21,637,211
ICE Brent Crude Oil Futures	7.75%	21,991,927
NYBOT CTN No. 2 Cotton Futures	1.45%	4,101,848
COMEX Gold 100 Troy Oz. Futures	15.32%	43,455,150
COMEX Copper Futures	5.98%	16,968,856
NYMEX NY Harbor ULSD Futures	2.00%	5,686,353
NYBOT CSC ’C’ Coffee Futures	3.32%	9,414,131
KCBT Hard Red Winter Wheat Futures	1.73%	4,913,908
LME Primary Aluminum Futures	4.42%	12,533,859
CME Live Cattle Futures	3.31%	9,391,319
CME Lean Hogs Futures	2.53%	7,171,140
LME Lead Futures	0.87%	2,468,774
LME Nickel Futures	2.86%	8,125,316
LME Zinc Futures	2.68%	7,601,528
NYMEX Henry Hub Natural Gas Futures	6.65%	18,866,625
ICE Gasoil Futures	2.71%	7,683,406
CBOT Soybean Futures	5.15%	14,604,618
NYBOT CSC No. 11 World Sugar Futures	2.43%	6,894,599
COMEX Silver Futures	4.82%	13,669,490
CBOT Soybean Meal Futures	3.18%	9,006,991
CBOT Wheat Futures	2.60%	7,371,432
NYMEX Reformulated Gasoline Blend Futures	2.59%	7,341,325

Total Notional Amount		$283,640,045

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$3,148,757	—	$3,148,757
Canada	—	69,076,515	—	69,076,515
Finland	—	1,066,777	—	1,066,777
France	—	19,026,284	—	19,026,284
Germany	—	29,500,217	—	29,500,217
Ireland	—	5,379,204	—	5,379,204
Italy	—	5,995,728	—	5,995,728
Japan	—	54,379,218	—	54,379,218
Netherlands	—	6,891,986	—	6,891,986
New Zealand	—	23,410,634	—	23,410,634
Supranational Organization Obligations	—	15,252,669	—	15,252,669
Sweden	—	9,125,036	—	9,125,036
Switzerland	—	2,277,322	—	2,277,322
United Kingdom	—	25,431,879	—	25,431,879
United States	—	240,327,805	—	240,327,805
U.S. Treasury Obligations	—	392,485,611	—	392,485,611

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$94,223,581	—	$94,223,581
Securities Lending Collateral	—	4,330,168	—	4,330,168

Total Investments in Securities	—	$1,001,329,391	—	$1,001,329,391

Financial Instruments
Assets
Forward Currency Contracts**	—	1,372,959	—	1,372,959
Futures Contracts**	$2,644,751	—	—	2,644,751
Liabilities
Forward Currency Contracts**	—	(356,988)	—	(356,988)
Futures Contracts**	(2,559,428)	—	—	(2,559,428)
Swap Agreements**	—	(10,935,978)	—	(10,935,978)

Total Financial Instruments	$85,323	$(9,920,007)	—	$(9,834,684)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $4,242 of securities on loan)	$996,999
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,330)	4,330
Segregated Cash for Futures Contracts	360
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	12,800
Cash	136,669
Receivables:
Investment Securities Sold	2,961
Dividends and Interest	3,829
Securities Lending Income	3
Fund Shares Sold	153
Unrealized Gain on Forward Currency Contracts	1,373

Total Assets	1,159,479

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,352
Investment Securities Purchased	23,051
Fund Shares Redeemed	712
Due to Advisor	272
Due to Broker	2,380
Futures Margin Variation	39
Unrealized Loss on Swap Contracts	10,936
Unrealized Loss on Forward Currency Contracts	357
Payable for Swap Contracts Payments	679
Accrued Expenses and Other Liabilities	125

Total Liabilities	42,903

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE D)
NET ASSETS	$1,116,576

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	243,491,736

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.59

Investment Securities at Cost	$1,007,928

Foreign Currencies at Cost	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,195,109
Total Distributable Earnings (Loss)	(78,533)

NET ASSETS	$1,116,576

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$23,978
Income from Securities Lending, Net	10

Total Investment Income	23,988

Expenses
Investment Management Fees	2,037
Accounting & Transfer Agent Fees	108
Custodian Fees	28
Filing Fees	23
Shareholders’ Reports	36
Directors’/Trustees’ Fees & Expenses	5
Professional Fees	13
Other	30

Total Expenses	2,280

Fees Waived, Expenses Reimbursed by Advisor (Note D)	393
Fees Paid Indirectly (Note D)	5

Net Expenses	1,882

Net Investment Income (Loss)	22,106

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(8,683)
Affiliated Investment Companies Shares Sold	1
Futures	(3,872)
Swap Contracts	(24,362)
Foreign Currency Transactions	47
Forward Currency Contracts	(1,686)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	23,430
Futures	520
Swap Contracts	(6,323)
Translation of Foreign Currency-Denominated Amounts	6
Forward Currency Contracts	(271)

Net Realized and Unrealized Gain (Loss)	(21,193)

Net Increase (Decrease) in Net Assets Resulting from Operations	$913

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,106	$43,688
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(8,683)	(20,616)
Affiliated Investment Companies Shares Sold	12
Futures	(3,872)	(9,574)
Swap Contracts	(24,362)	(127,781)
Foreign Currency Transactions	47	(111)
Forward Currency Contracts	(1,686)	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	23,430	49,627
Affiliated Investment Companies Shares	—	6
Futures	520	471
Swap Contracts	(6,323)	(10,073)
Translation of Foreign Currency-Denominated Amounts	6	14
Forward Currency Contracts	(271)	896

Net Increase (Decrease) in Net Assets Resulting from Operations	913	(74,125)

Distributions:
Institutional Class Shares	(25,469)	(113,511)
Capital Share Transactions (1):
Shares Issued	198,792	518,609
Shares Issued in Lieu of Cash Distributions	24,414	104,344
Shares Redeemed	(394,951)	(812,529)

Net Increase (Decrease) from Capital Share Transactions	(171,745)	(189,576)

Total Increase (Decrease) in Net Assets	(196,301)	(377,212)
Net Assets
Beginning of Period	1,312,877	1,690,089

End of Period	$1,116,576	$1,312,877

(1) Shares Issued and Redeemed:
Shares Issued	45,274	108,791
Shares Issued in Lieu of Cash Distributions	5,735	20,888
Shares Redeemed	(88,610)	(171,581)

Net Increase (Decrease) from Shares Issued and Redeemed	(37,601)	(41,902)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$4.67		$5.23	$7.26	$5.00	$5.46	$5.68

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.14	0.07	0.01	0.06	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.06)		(0.33)	0.07	2.27	(0.46)	(0.22)

Total from Investment Operations	0.02		(0.19)	0.14	2.28	(0.40)	(0.11)

Less Distributions:
Net Investment Income	(0.10)		(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Total Distributions	(0.10)		(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Net Asset Value, End of Period	$4.59		$4.67	$5.23	$7.26	$5.00	$5.46

Total Return	0.51	%(B)	(4.12%)	6.38%	45.67%	(7.41%)	(1.99%)

Net Assets, End of Period (thousands)	$1,116,576		$1,312,877	$1,690,089	$1,765,786	$1,096,427	$1,579,044
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.32%	0.30%	0.31%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39	%(C)	0.39%	0.38%	0.40%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	3.77	%(C)	2.85%	1.25%	0.24%	1.15%	1.99%
Portfolio Turnover Rate	41	%(B)	36%	134%	114%	71%	38%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

107

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

108

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2024, the Portfolio held a $242,475,735 investment in the Subsidiary, representing 21.71% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2024, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

109

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2024, approximately $393 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$7

F. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$321,024	$247,053	$61,023	$419,764

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$5,476	$26,712	$27,859	$1	—	$4,330	374	$134	—

Total	$5,476	$26,712	$27,859	$1	—	$4,330	374	$134	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2022	$500,400	—	—	$500,400
2023	113,511	—	—	113,511

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(3,129)	—	$(3,129)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$18,492	—	$(46,601)	$(25,858)	$(53,967)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$46,601	$46,601

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,705,512	$1,955	$(1,689,725)	$(1,687,770)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined

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investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt

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security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$90,413	$99,237	$1,114,815

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)
DFA Commodity Strategy Portfolio	$4,018	$1,373	$2,645

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (3)	Commodity Futures Contracts *,(4)	Swap Contracts (5)
DFA Commodity Strategy Portfolio	$(13,852)	$(357)	$(2,559)	$(10,936)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(29,920)	$(1,686)	$(3,872)	$(24,362)

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	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(6,074)	$(271)	$520	$(6,323)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

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The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2024 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets							Liabilities
DFA Commodity Strategy Portfolio
Citibank, N.A.	—	—	—	—	—	—	$2,364	$2,364	—	—	$(399)	$1,965
HSBC Bank	$157	$157	—	—	—	$157	—	—	—	—	—	—
UBS AG	—	—	—	—	—	—	3,412	3,412	—	—	(2,208)	1,204
Bank of America Corp	—	—	—	—	—	—	4,246	4,246	—	—	(4,246)	—
Royal Bank of Canada	—	—	—	—	—	—	1,072	1,072	—	—	—	1,072
Societe Generale	553	553	$(199)	—	—	354	199	199	$(199)	—	—	—
State Street Bank and Trust	663	663	—	—	—	663	—	—	—	—	—	—

Total	$1,373	$1,373	$(199)	—	—	$1,174	$11,293	$11,293	$(199)	—	$(6,853)	$4,241

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2024.

J. Securities Lending:

As of April 30, 2024, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

M. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio	3	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,209.30	0.08%	$0.44
Hypothetical 5% Annual Return	$1,000.00	$1,024.47	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

121

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	9.1%
Consumer Discretionary	10.3%
Consumer Staples	6.2%
Energy	4.1%
Financials	13.1%
Health Care	12.3%
Industrials	8.8%
Information Technology	29.2%
Materials	2.4%
Real Estate	2.2%
Utilities	2.3%

100.0%

122

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (9.1%)
* Alphabet, Inc., Class A	1,564,642	$254,692,425	2.3%
* Alphabet, Inc., Class C	1,309,971	215,673,625	1.9%
Comcast Corp., Class A	1,051,321	40,065,843	0.4%
Meta Platforms, Inc., Class A	583,924	251,186,587	2.2%
* Netflix, Inc.	114,916	63,277,346	0.6%
Verizon Communications, Inc.	1,115,925	44,067,878	0.4%
Walt Disney Co.	487,112	54,118,143	0.5%
Other Securities		101,240,560	0.8%

TOTAL COMMUNICATION SERVICES		1,024,322,407	9.1%

CONSUMER DISCRETIONARY — (10.3%)
* Amazon.com, Inc.	2,426,369	424,614,575	3.8%
Home Depot, Inc.	264,275	88,325,990	0.8%
McDonald’s Corp.	192,623	52,593,784	0.5%
* Tesla, Inc.	735,704	134,839,829	1.2%
Other Securities		455,822,231	4.0%

TOTAL CONSUMER DISCRETIONARY		1,156,196,409	10.3%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co.	1,033,283	63,825,891	0.6%
Costco Wholesale Corp.	117,825	85,175,692	0.8%
PepsiCo, Inc.	364,981	64,203,808	0.6%
Procter & Gamble Co.	624,797	101,966,870	0.9%
Walmart, Inc.	1,136,707	67,463,560	0.6%
Other Securities		308,121,879	2.6%

TOTAL CONSUMER STAPLES		690,757,700	6.1%

ENERGY — (4.1%)
Chevron Corp.	460,569	74,275,963	0.7%
Exxon Mobil Corp.	1,054,387	124,702,351	1.1%
Other Securities		259,618,695	2.3%

TOTAL ENERGY		458,597,009	4.1%

FINANCIALS — (13.1%)
Bank of America Corp.	1,828,278	67,664,569	0.6%
* Berkshire Hathaway, Inc., Class B	483,084	191,653,915	1.7%
JPMorgan Chase & Co.	767,617	147,182,884	1.3%
Mastercard, Inc., Class A	219,069	98,843,933	0.9%
# Visa, Inc., Class A	419,951	112,803,038	1.0%
Wells Fargo & Co.	955,707	56,692,539	0.5%
Other Securities		798,135,672	7.1%

TOTAL FINANCIALS		1,472,976,550	13.1%

HEALTH CARE — (12.2%)
Abbott Laboratories	461,034	48,855,773	0.4%
AbbVie, Inc.	468,821	76,249,047	0.7%
Danaher Corp.	174,655	43,073,416	0.4%
Eli Lilly & Co.	211,727	165,379,960	1.5%

123

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	639,207	$92,422,940	0.8%
Merck & Co., Inc.	672,872	86,948,520	0.8%
Thermo Fisher Scientific, Inc.	102,603	58,352,378	0.5%
UnitedHealth Group, Inc.	245,591	118,792,367	1.1%
Other Securities		687,890,168	6.0%

TOTAL HEALTH CARE		1,377,964,569	12.2%

INDUSTRIALS — (8.8%)
Caterpillar, Inc.	135,195	45,232,191	0.4%
General Electric Co.	288,927	46,754,167	0.4%
Other Securities		898,194,653	8.0%

TOTAL INDUSTRIALS		990,181,011	8.8%

INFORMATION TECHNOLOGY — (29.1%)
Accenture PLC, Class A	166,504	50,102,719	0.4%
* Adobe, Inc.	120,031	55,553,948	0.5%
* Advanced Micro Devices, Inc.	429,064	67,955,156	0.6%
Apple, Inc.	3,853,200	656,315,556	5.8%
Applied Materials, Inc.	220,834	43,868,674	0.4%
Broadcom, Inc.	116,841	151,924,847	1.4%
Cisco Systems, Inc.	1,079,101	50,696,165	0.5%
International Business Machines Corp.	242,867	40,364,495	0.4%
Intuit, Inc.	74,291	46,477,935	0.4%
Microsoft Corp.	1,972,458	767,937,073	6.8%
NVIDIA Corp.	655,664	566,506,809	5.0%
Oracle Corp.	423,406	48,162,432	0.4%
QUALCOMM, Inc.	296,368	49,152,633	0.4%
Salesforce, Inc.	257,046	69,129,951	0.6%
Texas Instruments, Inc.	241,489	42,603,489	0.4%
Other Securities		563,956,050	5.0%

TOTAL INFORMATION TECHNOLOGY		3,270,707,932	29.0%

MATERIALS — (2.3%)
Linde PLC	128,765	56,780,214	0.5%
Other Securities		208,007,271	1.9%

TOTAL MATERIALS		264,787,485	2.4%

REAL ESTATE — (2.2%)
Other Securities		243,449,900	2.2%

UTILITIES — (2.3%)
Other Securities		261,699,382	2.3%

TOTAL COMMON STOCKS (Cost $2,683,429,347)		11,211,640,354	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	33,565,140	33,565,140	0.3%

124

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	901,198	$10,425,062	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,727,419,499)		$11,255,630,556	100.0%

As of April 30, 2024, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	142	06/21/24	$36,990,443	$35,975,700	$(1,014,743)

Total Futures Contracts			$36,990,443	$35,975,700	$(1,014,743)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$1,024,322,407	—	—		$1,024,322,407
Consumer Discretionary	1,156,196,409	—	—		1,156,196,409
Consumer Staples	690,757,700	—	—		690,757,700
Energy	458,597,009	—	—		458,597,009
Financials	1,472,976,550	—	—		1,472,976,550
Health Care	1,377,757,799	—	$206,770		1,377,964,569
Industrials	990,181,011	—	—		990,181,011
Information Technology	3,270,707,932	—	—		3,270,707,932
Materials	264,787,485	—	—		264,787,485
Real Estate	243,449,900	—	—		243,449,900
Utilities	261,699,382	—	—		261,699,382
Temporary Cash Investments	33,565,140	—	—		33,565,140
Securities Lending Collateral	—	$10,425,062	—		10,425,062

Total Investments in Securities	$11,244,998,724	$10,425,062	$206,770	<>	$11,255,630,556

Financial Instruments
Liabilities
Futures Contracts**	(1,014,743)	—	—		(1,014,743)

Total Financial Instruments	$(1,014,743)	—	—		$(1,014,743)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

125

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $76,560 of securities on loan)	$11,211,640
Temporary Cash Investments at Value & Cost	33,565
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $10,425)	10,425
Segregated Cash for Futures Contracts	1,675
Receivables:
Dividends and Interest	6,928
Securities Lending Income	8
Fund Shares Sold	10,698
Prepaid Expenses and Other Assets	49

Total Assets	11,274,988

LIABILITIES:
Payables:
Upon Return of Securities Loaned	10,446
Fund Shares Redeemed	3,900
Due to Advisor	431
Futures Margin Variation	478
Accrued Expenses and Other Liabilities	867

Total Liabilities	16,122

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,258,866

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,258,866 and shares outstanding of 336,862,880, $0.01 Par Value (1)	$33.42

(1) NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,683,429

NET ASSETS CONSIST OF:
Paid-In Capital	$2,234,582
Total Distributable Earnings (Loss)	9,024,284

NET ASSETS	$11,258,866

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

126

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21)	$86,586
Income from Securities Lending, Net	99

Total Investment Income	86,685

Fund Expenses
Investment Management Fees	3,325
Accounting & Transfer Agent Fees	876
S&P 500® Fees	84
Custodian Fees	73
Filing Fees	49
Shareholders’ Reports	82
Directors’/Trustees’ Fees & Expenses	37
Professional Fees	92
Other	627

Total Fund Expenses	5,245

Fees Waived, Expenses Reimbursed by Advisor (Note C)	812

Net Expenses	4,433

Net Investment Income (Loss)	82,252

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	185,458
Affiliated Investment Companies Shares Sold	(1)
Futures	5,428
In-Kind Redemptions	296,829
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,472,221
Futures	(331)

Net Realized and Unrealized Gain (Loss)	1,959,604

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,041,856

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

127

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$82,252	$159,366
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	185,458	352,340
Affiliated Investment Companies Shares Sold	(1)	80
Futures	5,428	5,297
In-Kind Redemptions	296,829	196,611
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,472,221	252,431
Affiliated Investment Companies Shares	—	8
Futures	(331)	(1,071)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,041,856	965,062

Distributions:
Institutional Class Shares	(376,268)	(572,729)
Capital Share Transactions (1):
Shares Issued	830,736	1,249,148
Shares Issued in Lieu of Cash Distributions	350,954	534,574
Shares Redeemed	(1,487,146)	(2,094,067)

Net Increase (Decrease) from Capital Share Transactions	(305,456)	(310,345)

Total Increase (Decrease) in Net Assets	1,360,132	81,988
Net Assets
Beginning of Period	9,898,734	9,816,746

End of Period	$11,258,866	$9,898,734

(1) Shares Issued and Redeemed:
Shares Issued	25,585	43,453
Shares Issued in Lieu of Cash Distributions	11,337	19,445
Shares Redeemed	(45,903)	(73,335)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,981)	(10,437)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

128

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$28.62		$27.55	$34.56	$25.10	$23.48	$21.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.45	0.44	0.43	0.44	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	5.65		2.26	(5.21)	10.09	1.77	2.50

Total from Investment Operations	5.89		2.71	(4.77)	10.52	2.21	2.94

Less Distributions:
Net Investment Income	(0.20)		(0.42)	(0.40)	(0.43)	(0.47)	(0.39)
Net Realized Gains	(0.89)		(1.22)	(1.84)	(0.63)	(0.12)	(0.13)

Total Distributions	(1.09)		(1.64)	(2.24)	(1.06)	(0.59)	(0.52)

Net Asset Value, End of Period	$33.42		$28.62	$27.55	$34.56	$25.10	$23.48

Total Return	20.93	%(B)	10.12%	(14.71%)	42.87%	9.63%	14.29%

Net Assets, End of Period (thousands)	$11,258,866		$9,898,734	$9,816,746	$12,307,860	$9,562,761	$9,786,391
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09	%(C)	0.09%	0.09%	0.09%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.48	%(C)	1.58%	1.46%	1.39%	1.83%	2.02%
Portfolio Turnover Rate	1	%(B)	3%	2%	4%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

129

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

130

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the

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Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Large Company Portfolio (1)	0.08%	—	$812

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
U.S. Large Company Portfolio	$515	$711	$1,350	$812	$3,388

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $11 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$108

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$102,053	$371,203

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2023	at Cost	from Sales	on Sales	Depreciation	April 30, 2024	April 30, 2024	Income	Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$18,033	$205,031	$212,638	$(1)	—	$10,425	901	$621	—

Total	$18,033	$205,031	$212,638	$(1)	—	$10,425	901	$621	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
U.S. Large Company Portfolio
2022	$147,910	$644,294	—	$792,204
2023	145,816	426,913	—	572,729

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Company Portfolio	$(13,584)	$(38,586)	$(52,170)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
U.S. Large Company Portfolio	—	$306,650	—	$7,052,160	$7,358,810

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Company Portfolio	$2,730,566	$8,673,902	$(145,691)	$8,528,211

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts

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are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$35,074

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at	Equity
	April 30, 2024	Contracts *,(1)
U.S. Large Company Portfolio	$(1,015)	$(1,015)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$5,428	$5,428

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Company Portfolio	$(331)	$(331)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

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H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2024
U.S. Large Company Portfolio	6.08%	$8,496	10	$14	$18,123	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2024.

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I. Securities Lending:

As of April 30, 2024, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
U.S. Large Company Portfolio	$68,005

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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K. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

U.S. Large Company Portfolio	$296,829

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

M. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Large Company Portfolio	3	68%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the

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fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

For the six months ended April 30, 2024 the Portfolio’s activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
U.S. Large Company Portfolio	$374,691	11,536,151	$527

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,207.60	0.11%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	6.6%
Consumer Discretionary	5.5%
Consumer Staples	4.4%
Energy	14.4%
Financials	24.4%
Health Care	14.2%
Industrials	12.7%
Information Technology	9.1%
Materials	7.9%
Real Estate	0.4%
Utilities	0.4%

100.0%

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THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (6.5%)
AT&T, Inc.	17,424,096	$294,292,981	1.1%
Comcast Corp., Class A	12,257,215	467,122,464	1.7%
T-Mobile U.S., Inc.	1,545,488	253,722,765	0.9%
Verizon Communications, Inc.	10,105,721	399,074,922	1.5%
Other Securities		393,524,347	1.3%

TOTAL COMMUNICATION SERVICES		1,807,737,479	6.5%

CONSUMER DISCRETIONARY — (5.4%)
DR Horton, Inc.	1,755,869	250,193,774	0.9%
General Motors Co.	4,264,358	189,891,862	0.7%
PulteGroup, Inc.	1,754,546	195,491,515	0.7%
Other Securities		876,035,257	3.2%

TOTAL CONSUMER DISCRETIONARY		1,511,612,408	5.5%

CONSUMER STAPLES — (4.3%)
Kroger Co.	3,625,116	200,758,924	0.7%
Mondelez International, Inc., Class A	3,101,723	223,137,953	0.8%
Other Securities		778,572,924	2.8%

TOTAL CONSUMER STAPLES		1,202,469,801	4.3%

ENERGY — (14.1%)
Chevron Corp.	4,492,046	724,432,258	2.6%
ConocoPhillips	3,086,998	387,788,689	1.4%
Exxon Mobil Corp.	10,898,924	1,289,015,690	4.6%
Marathon Petroleum Corp.	1,036,074	188,275,367	0.7%
Other Securities		1,359,262,853	5.0%

TOTAL ENERGY		3,948,774,857	14.3%

FINANCIALS — (24.0%)
Bank of America Corp.	7,565,186	279,987,571	1.0%
* Berkshire Hathaway, Inc., Class B	1,791,259	710,646,183	2.6%
Capital One Financial Corp.	1,477,562	211,926,718	0.8%
Chubb Ltd.	623,230	154,959,907	0.6%
Goldman Sachs Group, Inc.	742,023	316,628,634	1.1%
Hartford Financial Services Group, Inc.	1,920,130	186,041,396	0.7%
JPMorgan Chase & Co.	7,413,686	1,421,500,154	5.1%
Morgan Stanley	2,664,369	242,031,280	0.9%
Travelers Cos., Inc.	1,031,317	218,804,215	0.8%
Wells Fargo & Co.	5,729,127	339,851,814	1.2%
Other Securities		2,618,576,108	9.4%

TOTAL FINANCIALS		6,700,953,980	24.2%

HEALTH CARE — (14.0%)
Bristol-Myers Squibb Co.	4,798,749	210,857,031	0.8%
Cigna Group	835,431	298,282,284	1.1%
CVS Health Corp.	3,020,719	204,532,883	0.7%
Danaher Corp.	1,108,364	273,344,730	1.0%
Elevance Health, Inc.	643,604	340,196,202	1.2%

142

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	2,415,847	$157,513,224	0.6%
Medtronic PLC	2,123,614	170,398,787	0.6%
Pfizer, Inc.	13,412,147	343,619,206	1.2%
* Regeneron Pharmaceuticals, Inc.	180,242	160,534,340	0.6%
Thermo Fisher Scientific, Inc.	370,154	210,513,983	0.8%
UnitedHealth Group, Inc.	424,475	205,318,557	0.7%
Other Securities		1,333,440,290	4.8%

TOTAL HEALTH CARE		3,908,551,517	14.1%

INDUSTRIALS — (12.5%)
Cummins, Inc.	618,184	174,630,798	0.6%
FedEx Corp.	613,891	160,704,386	0.6%
Norfolk Southern Corp.	677,854	156,123,333	0.6%
PACCAR, Inc.	2,024,474	214,816,936	0.8%
RTX Corp.	2,051,769	208,295,589	0.8%
Other Securities		2,561,609,394	9.1%

TOTAL INDUSTRIALS		3,476,180,436	12.5%

INFORMATION TECHNOLOGY — (9.0%)
Analog Devices, Inc.	1,159,653	232,637,988	0.8%
Cisco Systems, Inc.	6,281,401	295,100,219	1.1%
Intel Corp.	6,735,002	205,215,511	0.8%
Micron Technology, Inc.	1,553,715	175,507,646	0.6%
Salesforce, Inc.	579,386	155,820,071	0.6%
TE Connectivity Ltd.	1,310,687	185,435,997	0.7%
Other Securities		1,249,215,297	4.4%

TOTAL INFORMATION TECHNOLOGY		2,498,932,729	9.0%

MATERIALS — (7.7%)
Dow, Inc.	3,111,074	177,020,111	0.6%
Freeport-McMoRan, Inc.	4,433,625	221,415,233	0.8%
Nucor Corp.	1,548,608	260,986,906	1.0%
Steel Dynamics, Inc.	1,332,790	173,422,635	0.6%
Other Securities		1,327,738,271	4.8%

TOTAL MATERIALS		2,160,583,156	7.8%

REAL ESTATE — (0.4%)
Other Securities		109,922,778	0.4%

UTILITIES — (0.4%)
Other Securities		110,144,733	0.4%

TOTAL COMMON STOCKS (Cost $16,349,905,379)		27,435,863,874	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	253,789,454	253,789,454	0.9%

143

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	19,052,700	$220,401,630	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $16,824,095,969)		$27,910,054,958	100.7%

As of April 30, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	775	06/21/24	$202,824,226	$196,346,250	$(6,477,976)

Total Futures Contracts			$202,824,226	$196,346,250	$(6,477,976)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,807,683,605	$53,874	—	$1,807,737,479
Consumer Discretionary	1,511,612,408	—	—	1,511,612,408
Consumer Staples	1,202,469,801	—	—	1,202,469,801
Energy	3,948,774,857	—	—	3,948,774,857
Financials	6,700,953,980	—	—	6,700,953,980
Health Care	3,908,551,517	—	—	3,908,551,517
Industrials	3,476,180,436	—	—	3,476,180,436
Information Technology	2,498,932,729	—	—	2,498,932,729
Materials	2,160,583,156	—	—	2,160,583,156
Real Estate	109,922,778	—	—	109,922,778
Utilities	110,144,733	—	—	110,144,733
Temporary Cash Investments	253,789,454	—	—	253,789,454
Securities Lending Collateral	—	220,401,630	—	220,401,630

Total Investments in Securities	$27,689,599,454	$220,455,504	—	$27,910,054,958

Financial Instruments
Liabilities
Futures Contracts**	(6,477,976)	—	—	(6,477,976)

Total Financial Instruments	$(6,477,976)	—	—	$(6,477,976)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

144

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

The U.S. Large
Cap Value
Series*
ASSETS:
Investment Securities at Value (including $256,876 of securities on loan)	$27,435,864
Temporary Cash Investments at Value & Cost	253,789
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $220,401)	220,402
Segregated Cash for Futures Contracts	9,145
Receivables:
Investment Securities Sold	15,982
Dividends and Interest	31,443
Securities Lending Income	25
Prepaid Expenses and Other Assets	4

Total Assets	27,966,654

LIABILITIES:
Payables:
Due to Custodian	4,581
Upon Return of Securities Loaned	220,740
Investment Securities Purchased	9,641
Due to Advisor	2,343
Futures Margin Variation	3,100
Accrued Expenses and Other Liabilities	798

Total Liabilities	241,203

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$27,725,451

Investment Securities at Cost	$16,349,905

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

145

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$339,114
Income from Securities Lending, Net	857

Total Investment Income	339,971

Expenses
Investment Management Fees	13,623
Accounting & Transfer Agent Fees	262
Custodian Fees	125
Shareholders’ Reports	36
Directors’/Trustees’ Fees & Expenses	94
Professional Fees	157
Other	209

Total Expenses	14,506

Net Expenses	14,506

Net Investment Income (Loss)	325,465

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	46,783
Affiliated Investment Companies Shares Sold	(23)
Futures	36,338
In-Kind Redemptions	1,715,753
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	2,897,358
Affiliated Investment Companies Shares	1
Futures	(4,304)

Net Realized and Unrealized Gain (Loss)	4,691,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,017,371

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

146

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$325,465	$632,594
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	46,783	522,447
Affiliated Investment Companies Shares Sold	(23)	39
Futures	36,338	10,766
In-Kind Redemptions	1,715,753	1,015,486
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	2,897,358	(2,315,132)
Affiliated Investment Companies Shares	1	139
Futures	(4,304)	5,492

Net Increase (Decrease) in Net Assets Resulting from Operations	5,017,371	(128,169)

Transactions in Interest:
Contributions	2,198,396	1,697,787
Withdrawals	(4,138,295)	(3,967,620)

Net Increase (Decrease) from Transactions in Interest	(1,939,899)	(2,269,833)

Total Increase (Decrease) in Net Assets	3,077,472	(2,398,002)
Net Assets
Beginning of Period	24,647,979	27,045,981

End of Period	$27,725,451	$24,647,979

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	20.76	%(B)	(0.78%)	(3.45%)	48.85%	(11.42%)	7.15%

Net Assets, End of Period (thousands)	$27,725,451		$24,647,979	$27,045,981	$29,820,643	$22,154,405	$29,929,678
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.39	%(C)	2.38%	2.20%	1.92%	2.53%	2.50%
Portfolio Turnover Rate	4	%(B)	13%	10%	10%	4%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

148

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amounts paid by the Trust to the CCO were $21 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$179

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$2,189,097	$1,149,893

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$190,203	$1,862,203	$1,831,982	$(23)	$1	$220,402	19,053	$6,197	—

Total	$190,203	$1,862,203	$1,831,982	$(23)	$1	$220,402	19,053	$6,197	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$16,801,083	$11,441,437	$(355,478)	$11,085,959

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained,

151

assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. When the Series enters into stock index futures, it is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$192,643

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$(6,478)	$(6,478)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

152

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$36,338	$36,338

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(4,304)	$(4,304)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2024.

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I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$178,150	$221,300	$1,743

J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$47,130

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

154

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The U.S. Large Cap Value Series	$1,715,753

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder report and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

155

O. ReFlow Redemption Service:

The Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Series and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ registration statement. If the Series is part of a “master-feeder” structure, then the “feeder” portfolio does not generally buy individual securities directly. Instead, the feeder portfolio invests in a corresponding “master” portfolio, such as the Series, that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the Series’ financial statements. Purchases and redemptions of the feeder portfolio’s shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

156

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

157

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

158

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

159

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

161

DFA043024-001SD 00299850

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(F)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2024
EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,171.00	0.17%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,166.80	0.23%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,178.80	0.42%	$2.28
Hypothetical 5% Annual Return	$1,000.00	$1,022.78	0.42%	$2.11

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,163.70	0.39%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,115.20	0.40%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,140.60	0.41%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.83	0.41%	$2.06

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,221.30	0.51%	$2.82
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.51%	$2.56

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,182.60	0.39%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,125.10	0.27%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,111.30	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,173.70	0.42%	$2.27
Hypothetical 5% Annual Return	$1,000.00	$1,022.78	0.42%	$2.11

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,166.40	0.34%	$1.83
Hypothetical 5% Annual Return	$1,000.00	$1,023.17	0.34%	$1.71

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,151.10	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,173.20	0.37%	$2.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.02	0.37%	$1.86

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,162.30	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.37	0.30%	$1.51

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,166.50	0.48%	$2.59
Hypothetical 5% Annual Return	$1,000.00	$1,022.48	0.48%	$2.41

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,192.70	0.27%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,193.10	0.32%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,150.70	0.36%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.07	0.36%	$1.81

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,146.70	0.61%	$3.26
Hypothetical 5% Annual Return	$1,000.00	$1,021.83	0.61%	$3.07

Emerging Markets Value Portfolio (3)
Actual Fund Return	$1,000.00	$1,168.70	0.44%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.68	0.44%	$2.21

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,158.20	0.39%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,022.92	0.39%	$1.96

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,162.80	0.63%	$3.39
Hypothetical 5% Annual Return	$1,000.00	$1,021.73	0.63%	$3.17

Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,190.10	0.43%	$2.34
Hypothetical 5% Annual Return	$1,000.00	$1,022.73	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	4.4%
Consumer Discretionary	12.2%
Consumer Staples	8.0%
Energy	7.6%
Financials	19.7%
Health Care	10.1%
Industrials	17.1%
Information Technology	7.8%
Materials	9.0%
Real Estate	1.3%
Utilities	2.8%

100.0%

International Core Equity Portfolio
Communication Services	4.5%
Consumer Discretionary	12.7%
Consumer Staples	6.9%
Energy	8.3%
Financials	18.3%
Health Care	7.6%
Industrials	19.1%
Information Technology	6.9%
Materials	10.9%
Real Estate	2.1%
Utilities	2.7%

100.0%

DFA International Real Estate Securities
Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	26.8%
Real Estate	73.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.2%
Consumer Discretionary	11.9%
Consumer Staples	4.9%
Energy	7.2%
Financials	23.5%
Health Care	2.0%
Industrials	22.0%
Information Technology	3.6%
Materials	19.1%
Real Estate	3.0%
Utilities	0.6%

100.0%

International Vector Equity Portfolio
Communication Services	4.2%
Consumer Discretionary	12.2%
Consumer Staples	5.5%
Energy	8.1%
Financials	21.2%
Health Care	5.5%
Industrials	19.8%
Information Technology	6.2%
Materials	13.1%
Real Estate	2.2%
Utilities	2.0%

100.0%

International High Relative Profitability
Portfolio
Communication Services	7.0%
Consumer Discretionary	17.1%
Consumer Staples	10.2%
Energy	11.1%
Financials	5.5%
Health Care	11.0%
Industrials	18.8%
Information Technology	11.4%
Materials	6.3%
Real Estate	0.5%
Utilities	1.1%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	12.6%
Consumer Staples	6.6%
Energy	7.3%
Financials	17.8%
Health Care	6.9%
Industrials	16.7%
Information Technology	10.8%
Materials	11.3%
Real Estate	2.4%
Utilities	2.8%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.1%
Consumer Discretionary	11.9%
Consumer Staples	5.7%
Energy	5.5%
Financials	18.1%
Health Care	4.8%
Industrials	20.1%
Information Technology	6.3%
Materials	17.6%
Real Estate	4.3%
Utilities	2.6%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.1%
Consumer Discretionary	11.7%
Consumer Staples	5.9%
Energy	5.4%
Financials	18.0%
Health Care	4.7%
Industrials	11.2%
Information Technology	19.5%
Materials	10.8%
Real Estate	2.7%
Utilities	3.0%

100.0%

Emerging Markets Targeted Value
Portfolio
Communication Services	3.5%
Consumer Discretionary	10.3%
Consumer Staples	6.2%
Energy	3.1%
Financials	17.6%
Health Care	6.9%
Industrials	15.6%
Information Technology	12.3%
Materials	15.9%
Real Estate	6.2%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity
Portfolio
Communication Services	4.4%
Consumer Discretionary	9.4%
Consumer Staples	6.0%
Energy	5.5%
Financials	19.8%
Health Care	4.2%
Industrials	11.7%
Information Technology	22.4%
Materials	11.4%
Real Estate	2.4%
Utilities	2.8%

100.0%

8

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.9%)
BHP Group Ltd., Class DI	697,375	$19,126,284	0.3%
Commonwealth Bank of Australia	399,233	29,251,617	0.5%
Other Securities		303,857,491	5.2%

TOTAL AUSTRALIA		352,235,392	6.0%

AUSTRIA — (0.2%)
Other Securities		11,440,880	0.2%

BELGIUM — (0.9%)
Other Securities		54,006,867	0.9%

CANADA — (10.3%)
Canadian Natural Resources Ltd.	319,147	24,197,725	0.4%
Constellation Software, Inc.	6,752	17,383,488	0.3%
Royal Bank of Canada	194,133	18,782,243	0.3%
Royal Bank of Canada	206,240	19,970,219	0.3%
Suncor Energy, Inc.	450,346	17,198,714	0.3%
Toronto-Dominion Bank	286,785	17,012,086	0.3%
Other Securities		504,397,891	8.7%

TOTAL CANADA		618,942,366	10.6%

DENMARK — (3.2%)
Novo Nordisk AS, Class B	923,030	118,371,392	2.0%
Other Securities		75,513,497	1.3%

TOTAL DENMARK		193,884,889	3.3%

FINLAND — (1.0%)
Other Securities		61,168,151	1.0%

FRANCE — (9.7%)
Air Liquide SA	111,890	21,883,296	0.4%
Airbus SE	158,328	26,054,097	0.4%
Hermes International SCA	9,337	22,352,687	0.4%
L’Oreal SA	60,975	28,588,321	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	66,036,062	1.1%
Safran SA	105,878	22,957,748	0.4%
Sanofi SA	216,767	21,415,074	0.4%
Schneider Electric SE	111,591	25,444,241	0.4%
TotalEnergies SE	937,065	68,029,755	1.2%
# TotalEnergies SE, Sponsored ADR	18,895	1,369,321	0.0%
Vinci SA	155,702	18,244,554	0.3%
Other Securities		262,577,149	4.5%

TOTAL FRANCE		584,952,305	10.0%

GERMANY — (6.8%)
Allianz SE	83,147	23,595,874	0.4%
Deutsche Telekom AG	1,271,712	29,129,280	0.5%
Mercedes-Benz Group AG	314,581	23,795,186	0.4%

9

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,597	$17,854,908	0.3%
SAP SE	171,006	30,878,065	0.5%
Siemens AG	189,024	35,410,527	0.6%
Other Securities		246,735,889	4.2%

TOTAL GERMANY		407,399,729	6.9%

HONG KONG — (1.5%)
AIA Group Ltd	3,249,000	23,796,823	0.4%
Other Securities		66,834,951	1.1%

TOTAL HONG KONG		90,631,774	1.5%

IRELAND — (0.6%)
Other Securities		39,064,192	0.7%

ISRAEL — (0.6%)
Other Securities		34,757,300	0.6%

ITALY — (2.3%)
# Stellantis NV	852,765	18,868,702	0.3%
Other Securities		119,147,017	2.1%

TOTAL ITALY		138,015,719	2.4%

JAPAN — (21.2%)
Hitachi Ltd.	278,815	25,723,658	0.4%
Keyence Corp.	40,604	17,856,404	0.3%
Mitsubishi Corp.	740,400	16,932,628	0.3%
Shin-Etsu Chemical Co. Ltd.	533,500	20,651,219	0.4%
Sony Group Corp.	375,200	31,010,781	0.5%
Tokyo Electron Ltd.	131,100	28,756,226	0.5%
Toyota Motor Corp.	2,800,015	63,864,352	1.1%
# Toyota Motor Corp., Sponsored ADR	45,827	10,416,935	0.2%
Other Securities		1,062,117,214	18.1%

TOTAL JAPAN		1,277,329,417	21.8%

NETHERLANDS — (4.2%)
ASML Holding NV	30,871	26,888,810	0.5%
ASML Holding NV	73,888	64,465,063	1.1%
Wolters Kluwer NV	118,210	17,696,803	0.3%
Other Securities		142,802,668	2.4%

TOTAL NETHERLANDS		251,853,344	4.3%

NEW ZEALAND — (0.3%)
Other Securities		16,615,845	0.3%

NORWAY — (0.7%)
Other Securities		44,098,351	0.8%

PORTUGAL — (0.2%)
Other Securities		13,093,167	0.2%

10

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$55,088,785	0.9%

SPAIN — (2.4%)
# Banco Santander SA	3,608,632	17,558,274	0.3%
Other Securities		124,414,686	2.1%

TOTAL SPAIN		141,972,960	2.4%

SWEDEN — (2.6%)
Other Securities		158,123,089	2.7%

SWITZERLAND — (7.0%)
ABB Ltd.	492,951	23,951,719	0.4%
Nestle SA	702,768	70,558,018	1.2%
Novartis AG	340,245	33,023,321	0.6%
# Novartis AG, Sponsored ADR	195,278	18,967,352	0.3%
Roche Holding AG	213,373	51,127,200	0.9%
Other Securities		222,484,913	3.8%

TOTAL SWITZERLAND		420,112,523	7.2%

UNITED KINGDOM — (12.6%)
3i Group PLC	500,789	17,891,909	0.3%
AstraZeneca PLC	128,443	19,426,858	0.3%
AstraZeneca PLC, Sponsored ADR	495,669	37,611,364	0.6%
BP PLC, Sponsored ADR	748,671	29,025,955	0.5%
Glencore PLC	3,172,321	18,458,339	0.3%
# HSBC Holdings PLC, Sponsored ADR	519,933	22,658,680	0.4%
Shell PLC	77,031	2,738,327	0.0%
Shell PLC, ADR	1,047,820	75,086,750	1.3%
Other Securities		533,042,740	9.2%

TOTAL UNITED KINGDOM		755,940,922	12.9%

UNITED STATES — (0.3%)
Other Securities		15,480,328	0.3%

TOTAL COMMON STOCKS		5,736,208,295	97.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		24,088,658	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,749,718,050)		5,760,296,953

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	21,562,087	249,430,226	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,999,149,480)		$6,009,727,179	102.5%

11

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2024, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	206	06/21/24	$53,936,068	$52,190,100	$(1,745,968)

Total Futures Contracts			$53,936,068	$52,190,100	$(1,745,968)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,669,708	$334,565,684	—	$352,235,392
Austria	—	11,440,880	—	11,440,880
Belgium	634,219	53,372,648	—	54,006,867
Canada	616,582,261	2,360,105	—	618,942,366
Denmark	102,826	193,782,063	—	193,884,889
Finland	817,870	60,350,281	—	61,168,151
France	6,667,589	578,284,716	—	584,952,305
Germany	13,688,157	393,711,572	—	407,399,729
Hong Kong	—	90,631,774	—	90,631,774
Ireland	—	39,064,192	—	39,064,192
Israel	5,753,660	29,003,640	—	34,757,300
Italy	1,207,612	136,808,107	—	138,015,719
Japan	22,575,718	1,254,753,699	—	1,277,329,417
Netherlands	79,997,038	171,856,306	—	251,853,344
New Zealand	—	16,615,845	—	16,615,845
Norway	605,396	43,492,955	—	44,098,351
Portugal	—	13,093,167	—	13,093,167
Singapore	—	55,088,785	—	55,088,785
Spain	8,667,620	133,305,340	—	141,972,960
Sweden	32,921	158,090,168	—	158,123,089
Switzerland	45,367,925	374,744,598	—	420,112,523
United Kingdom	248,439,753	507,501,169	—	755,940,922
United States	11,666,575	3,813,753	—	15,480,328
Preferred Stocks
Germany	—	24,088,658	—	24,088,658
Securities Lending Collateral	—	249,430,226	—	249,430,226

Total Investments in Securities	$1,080,476,848	$4,929,250,331	—	$6,009,727,179

Financial Instruments
Liabilities
Futures Contracts**	(1,745,968)	—	—	(1,745,968)

Total Financial Instruments	$(1,745,968)	—	—	$(1,745,968)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.3%)
BHP Group Ltd., Class DI	4,030,666	$110,545,492	0.4%
# BHP Group Ltd., Sponsored ADR	1,271,993	70,163,134	0.2%
Commonwealth Bank of Australia	1,111,912	81,469,275	0.3%
Other Securities		1,731,883,565	5.5%

TOTAL AUSTRALIA		1,994,061,466	6.4%

AUSTRIA — (0.5%)
Other Securities		156,210,133	0.5%

BELGIUM — (1.1%)
Other Securities		342,800,019	1.1%

CANADA — (10.5%)
Bank of Montreal	739,051	66,012,035	0.2%
# Canadian Natural Resources Ltd.	1,401,957	106,296,380	0.4%
Fairfax Financial Holdings Ltd.	65,174	70,857,936	0.2%
National Bank of Canada	879,291	70,603,877	0.2%
# Royal Bank of Canada	1,198,667	116,066,926	0.4%
Suncor Energy, Inc.	2,810,639	107,338,303	0.4%
Other Securities		2,816,122,348	9.0%

TOTAL CANADA		3,353,297,805	10.8%

CHINA — (0.0%)
Other Securities		15,780,438	0.1%

DENMARK — (3.1%)
Novo Nordisk AS, Class B	1,773,052	227,380,079	0.7%
# Novo Nordisk AS, Sponsored ADR	1,177,766	151,119,155	0.5%
Pandora AS	465,215	70,805,666	0.2%
Other Securities		529,808,526	1.7%

TOTAL DENMARK		979,113,426	3.1%

FINLAND — (1.4%)
Other Securities		434,469,396	1.4%

FRANCE — (7.8%)
Airbus SE	394,642	64,941,392	0.2%
LVMH Moet Hennessy Louis Vuitton SE	247,349	203,181,376	0.7%
Orange SA	6,978,148	77,668,760	0.3%
Safran SA	302,894	65,677,138	0.2%
TotalEnergies SE	4,093,590	297,189,551	1.0%
# TotalEnergies SE, Sponsored ADR	215,223	15,597,211	0.1%
Vinci SA	658,120	77,115,939	0.3%
Other Securities		1,683,939,505	5.2%

TOTAL FRANCE		2,485,310,872	8.0%

GERMANY — (6.3%)
Bayerische Motoren Werke AG	620,585	67,612,296	0.2%
Deutsche Post AG	1,703,463	71,323,872	0.2%

13

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	6,030,773	$138,138,253	0.5%
Mercedes-Benz Group AG	1,670,941	126,391,459	0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	187,979	82,674,775	0.3%
Siemens AG	603,810	113,113,839	0.4%
Other Securities		1,413,937,744	4.5%

TOTAL GERMANY		2,013,192,238	6.5%

HONG KONG — (1.7%)
AIA Group Ltd.	11,480,000	84,083,571	0.3%
Other Securities		449,405,062	1.4%

TOTAL HONG KONG		533,488,633	1.7%

IRELAND — (0.6%)
Other Securities		204,504,536	0.7%

ISRAEL — (0.8%)
Other Securities		248,571,563	0.8%

ITALY — (2.8%)
Eni SpA	4,294,094	68,970,395	0.2%
# Stellantis NV	5,025,658	111,200,203	0.4%
UniCredit SpA	1,895,711	69,580,871	0.2%
Other Securities		648,582,802	2.1%

TOTAL ITALY		898,334,271	2.9%

JAPAN — (21.9%)
Hitachi Ltd.	1,078,385	99,492,520	0.3%
Mitsubishi UFJ Financial Group, Inc.	7,907,300	78,767,388	0.3%
Sony Group Corp.	1,128,800	93,296,828	0.3%
Tokyo Electron Ltd.	393,800	86,378,352	0.3%
Toyota Motor Corp.	10,742,970	245,031,837	0.8%
Other Securities		6,370,931,219	20.4%

TOTAL JAPAN		6,973,898,144	22.4%

NETHERLANDS — (3.5%)
ASML Holding NV	126,227	109,945,318	0.4%
ASML Holding NV	180,734	157,684,993	0.5%
Wolters Kluwer NV	664,231	99,439,685	0.3%
Other Securities		765,783,357	2.4%

TOTAL NETHERLANDS		1,132,853,353	3.6%

NEW ZEALAND — (0.3%)
Other Securities		88,095,466	0.3%

NORWAY — (0.8%)
Other Securities		252,926,638	0.8%

PORTUGAL — (0.3%)
Other Securities		95,798,781	0.3%

14

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (1.0%)
Other Securities		$307,177,228	1.0%

SPAIN — (2.4%)
Banco Bilbao Vizcaya Argentaria SA	6,497,154	70,260,053	0.2%
Repsol SA	4,909,248	77,055,941	0.3%
# Telefonica SA	15,385,994	68,923,032	0.2%
Other Securities		538,179,037	1.7%

TOTAL SPAIN		754,418,063	2.4%

SWEDEN — (2.7%)
Other Securities		866,699,390	2.8%

SWITZERLAND — (7.2%)
ABB Ltd.	1,744,140	84,745,037	0.3%
Nestle SA	2,370,731	238,021,766	0.8%
Novartis AG, Sponsored ADR	1,874,661	182,085,823	0.6%
Roche Holding AG	667,190	159,868,195	0.5%
Swiss Re AG	736,059	80,013,562	0.3%
Other Securities		1,543,949,663	4.9%

TOTAL SWITZERLAND		2,288,684,046	7.4%

UNITED KINGDOM — (12.3%)
AstraZeneca PLC, Sponsored ADR	1,849,779	140,361,230	0.5%
BP PLC	10,974,429	70,737,186	0.2%
BP PLC, Sponsored ADR	3,571,720	138,475,584	0.5%
Glencore PLC	13,494,847	78,520,584	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,009,227	131,142,113	0.4%
Shell PLC	1,472,115	52,331,622	0.2%
Shell PLC, ADR	4,713,009	337,734,225	1.1%
Other Securities		2,967,169,417	9.4%

TOTAL UNITED KINGDOM		3,916,471,961	12.6%

UNITED STATES — (0.2%)
Other Securities		76,494,489	0.2%

TOTAL COMMON STOCKS		30,412,652,355	97.8%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		145,034,246	0.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		11,452	0.0%

GERMANY — (0.0%)
Other Security		501	0.0%

15

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$2,362	0.0%

TOTAL RIGHTS/WARRANTS		14,315	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,497,062,191)		30,557,700,916

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	111,800,716	1,293,310,679	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $24,790,387,300)		$31,851,011,595	102.5%

As of April 30, 2024, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,037	06/21/24	$270,302,049	$262,723,950	$(7,578,099)

Total Futures Contracts			$270,302,049	$262,723,950	$(7,578,099)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$85,018,639	$1,908,812,722	$230,105	$1,994,061,466
Austria	43,358	156,166,775	—	156,210,133
Belgium	5,909,016	336,891,003	—	342,800,019
Canada	3,346,105,883	7,191,922	—	3,353,297,805
China	15,040,271	740,167	—	15,780,438
Denmark	151,650,223	827,463,203	—	979,113,426
Finland	9,109,765	425,359,631	—	434,469,396
France	33,226,908	2,452,083,964	—	2,485,310,872
Germany	37,020,684	1,976,171,554	—	2,013,192,238
Hong Kong	311,343	533,057,270	120,020	533,488,633
Ireland	—	204,504,536	—	204,504,536
Israel	16,719,031	231,852,532	—	248,571,563
Italy	5,642,156	892,692,115	—	898,334,271
Japan	119,367,095	6,854,531,049	—	6,973,898,144
Netherlands	228,954,178	903,899,175	—	1,132,853,353
New Zealand	216,809	87,878,657	—	88,095,466
Norway	2,500,260	250,426,378	—	252,926,638
Portugal	271,515	95,527,266	—	95,798,781
Singapore	6,161	306,582,266	588,801	307,177,228
Spain	22,678,617	731,739,446	—	754,418,063
Sweden	440,767	866,234,270	24,353	866,699,390

16

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Switzerland	$244,316,758	$2,044,367,288	—		$2,288,684,046
United Kingdom	937,716,630	2,978,755,172	$159		3,916,471,961
United States	57,598,544	18,895,945	—		76,494,489
Preferred Stocks
Germany	—	145,034,246	—		145,034,246
Rights/Warrants
Australia	—	11,452	—		11,452
Germany	—	501	—		501
Hong Kong	—	2,362	—		2,362
Securities Lending Collateral	—	1,293,310,679	—		1,293,310,679

Total Investments in Securities	$5,319,864,611	$26,530,183,546	$963,438	<>	$31,851,011,595

Financial Instruments
Liabilities
Futures Contracts**	(7,578,099)	—	—		(7,578,099)

Total Financial Instruments	$(7,578,099)	—	—		$(7,578,099)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

17

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,262,117	$55,255,465
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,299,632
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,915,612
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,764,105
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,325,466
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,690,883
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,617,271

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,368,607)		$89,868,434

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$89,868,434	—	—	$89,868,434

Total Investments in Securities	$89,868,434	—	—	$89,868,434

See accompanying Notes to Financial Statements.

18

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$4,757,916,244
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,793,964,918
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,572,423,633
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,302,029,690
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,235,093,317

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,661,427,802

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $116,704,449)	116,704,449	116,704,449

TOTAL INVESTMENTS — (100.0%) (Cost $10,326,391,244)		$11,778,132,251

As of April 30, 2024, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	415	06/21/24	$107,498,670	$105,140,250	$(2,358,420)

Total Futures Contracts			$107,498,670	$105,140,250	$(2,358,420)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,661,427,802	—	—	$11,661,427,802
Temporary Cash Investments	116,704,449	—	—	116,704,449

Total Investments in Securities	$11,778,132,251	—	—	$11,778,132,251

Financial Instruments
Liabilities
Futures Contracts**	(2,358,420)	—	—	(2,358,420)

Total Financial Instruments	$(2,358,420)	—	—	$(2,358,420)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$215,314,176

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$215,314,176

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

20

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$145,076,131

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$145,076,131

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

21

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$20,512,360

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$20,512,360

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

22

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$766,952,045

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$766,952,045

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

23

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
AUSTRALIA — (22.4%)
Charter Hall Group	3,650,402	$27,721,982	0.8%
Dexus	8,395,240	38,132,949	1.2%
Goodman Group	13,649,913	275,723,156	8.4%
GPT Group	14,903,864	40,082,943	1.2%
Mirvac Group	30,916,906	40,509,445	1.2%
Scentre Group	40,781,586	82,584,742	2.5%
Stockland	18,760,133	53,149,639	1.6%
Vicinity Ltd.	30,150,414	36,921,262	1.1%
Other Securities		142,134,889	4.4%

TOTAL AUSTRALIA		736,961,007	22.4%

BELGIUM — (3.6%)
Aedifica SA	379,680	24,260,640	0.7%
# Cofinimmo SA	285,513	18,912,832	0.6%
# Warehouses De Pauw CVA	1,371,456	36,267,277	1.1%
Other Securities		38,097,883	1.2%

TOTAL BELGIUM		117,538,632	3.6%

CANADA — (4.6%)
Canadian Apartment Properties REIT	631,329	19,650,926	0.6%
Other Securities		130,616,639	4.0%

TOTAL CANADA		150,267,565	4.6%

CHINA — (0.1%)
Other Securities		3,589,093	0.1%

FRANCE — (6.6%)
Covivio SA	355,455	17,693,172	0.5%
Gecina SA	328,657	33,556,468	1.0%
Klepierre SA	1,494,622	40,134,195	1.2%
* Unibail-Rodamco-Westfield	826,281	68,856,435	2.1%
* Unibail-Rodamco-Westfield,CDI	5,963,927	24,339,760	0.8%
Other Securities		33,286,291	1.0%

TOTAL FRANCE		217,866,321	6.6%

GERMANY — (0.2%)
Other Securities		5,900,735	0.2%

HONG KONG — (3.2%)
Link REIT	20,078,821	86,033,571	2.6%
Other Securities		17,647,757	0.5%

TOTAL HONG KONG		103,681,328	3.1%

INDIA — (0.1%)
Other Securities		4,523,871	0.1%

IRELAND — (0.2%)
Other Security		4,971,151	0.2%

24

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	ITALY — (0.0%)
	Other Security		$1,024,964	0.0%

	JAPAN — (21.5%)
	Advance Residence Investment Corp.	10,924	23,617,834	0.7%
	Daiwa House REIT Investment Corp.	18,094	30,393,862	0.9%
	GLP J-Reit	37,025	30,112,883	0.9%
	Invincible Investment Corp.	51,642	23,137,711	0.7%
	Japan Hotel REIT Investment Corp.	35,798	18,811,755	0.6%
	Japan Metropolitan Fund Invest	55,179	33,313,129	1.0%
	Japan Real Estate Investment Corp.	10,138	34,379,378	1.0%
#	KDX Realty Investment Corp.	32,714	32,266,535	1.0%
#	Nippon Building Fund, Inc.	12,088	46,185,763	1.4%
	Nippon Prologis REIT, Inc.	17,930	30,940,124	0.9%
	Nomura Real Estate Master Fund, Inc.	31,615	30,221,407	0.9%
	Orix JREIT, Inc.	21,023	22,159,928	0.7%
	United Urban Investment Corp.	22,330	21,396,470	0.7%
	Other Securities		331,475,652	10.1%

	TOTAL JAPAN		708,412,431	21.5%

	MALAYSIA — (0.6%)
	Other Securities		21,142,731	0.6%

	MEXICO — (3.2%)
Ω	FIBRA Macquarie Mexico	12,136,915	21,715,129	0.7%
	Fibra Uno Administracion SA de CV	24,857,154	35,579,144	1.1%
#	Prologis Property Mexico SA de CV	4,578,718	17,982,642	0.5%
#	TF Administradora Industrial S de Real de CV	8,563,016	21,064,197	0.6%
	Other Securities		8,964,953	0.3%

	TOTAL MEXICO		105,306,065	3.2%

	NETHERLANDS — (0.7%)
	Other Securities		22,737,155	0.7%

	NEW ZEALAND — (1.6%)
	Other Securities		53,361,207	1.6%

	PHILIPPINES — (0.1%)
	Other Securities		1,826,671	0.1%

	SAUDI ARABIA — (0.1%)
	Other Securities		3,972,626	0.1%

	SINGAPORE — (10.4%)
	CapitaLand Ascendas REIT	28,803,380	54,559,980	1.7%
	CapitaLand Integrated Commercial Trust	42,546,111	60,649,270	1.8%
	Mapletree Industrial Trust	17,228,858	28,528,152	0.9%
	Mapletree Logistics Trust	26,980,447	26,475,961	0.8%
	Other Securities		171,842,285	5.2%

	TOTAL SINGAPORE		342,055,648	10.4%

	SOUTH AFRICA — (1.8%)
	Other Securities		58,746,335	1.8%

25

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.5%)
Other Securities		$14,870,206	0.5%

SPAIN — (1.4%)
Merlin Properties Socimi SA	2,595,301	29,194,926	0.9%
Other Securities		17,611,126	0.5%

TOTAL SPAIN		46,806,052	1.4%

TAIWAN — (0.3%)
Other Securities		10,005,110	0.3%

THAILAND — (0.1%)
Other Securities		1,867,874	0.1%

TURKEY — (0.6%)
Other Securities		20,687,363	0.6%

UNITED KINGDOM — (14.5%)
Big Yellow Group PLC	1,521,297	20,464,975	0.6%
British Land Co. PLC	6,879,391	33,173,431	1.0%
# Derwent London PLC	800,123	20,501,596	0.6%
Land Securities Group PLC	5,689,059	45,979,298	1.4%
LondonMetric Property PLC	16,387,483	40,000,412	1.2%
Safestore Holdings PLC	1,984,208	19,123,517	0.6%
Segro PLC	10,262,575	107,943,018	3.3%
Shaftesbury Capital PLC	12,936,472	21,654,359	0.7%
# Tritax Big Box REIT PLC	15,845,981	29,930,444	0.9%
UNITE Group PLC	2,961,776	34,239,725	1.0%
Other Securities		103,286,424	3.2%

TOTAL UNITED KINGDOM		476,297,199	14.5%

UNITED STATES — (0.0%)
Other Security		53,530	0.0%

TOTAL COMMON STOCKS (Cost $3,516,138,609)		3,234,472,870	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	4,679,137	54,128,257	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,570,267,176)		$3,288,601,127	99.9%

As of April 30, 2024, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	84	06/21/24	$21,898,927	$21,281,400	$(617,527)

Total Futures Contracts			$21,898,927	$21,281,400	$(617,527)

26

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$736,961,007	—		$736,961,007
Belgium	—	117,538,632	—		117,538,632
Canada	$150,267,565	—	—		150,267,565
China	—	3,589,093	—		3,589,093
France	—	217,866,321	—		217,866,321
Germany	—	5,900,735	—		5,900,735
Hong Kong	—	103,681,328	—		103,681,328
India	—	4,523,871	—		4,523,871
Ireland	—	4,971,151	—		4,971,151
Italy	—	1,024,964	—		1,024,964
Japan	—	708,412,431	—		708,412,431
Malaysia	—	21,142,731	—		21,142,731
Mexico	105,306,065	—	—		105,306,065
Netherlands	—	22,737,155	—		22,737,155
New Zealand	—	53,361,207	—		53,361,207
Philippines	—	1,826,671	—		1,826,671
Saudi Arabia	—	3,972,626	—		3,972,626
Singapore	—	341,877,808	$177,840		342,055,648
South Africa	—	58,746,335	—		58,746,335
South Korea	—	14,870,206	—		14,870,206
Spain	—	46,806,052	—		46,806,052
Taiwan	—	10,005,110	—		10,005,110
Thailand	—	1,867,874	—		1,867,874
Turkey	—	20,687,363	—		20,687,363
United Kingdom	—	476,297,199	—		476,297,199
United States	—	53,530	—		53,530
Securities Lending Collateral	—	54,128,257	—		54,128,257

Total Investments in Securities	$255,573,630	$3,032,849,657	$177,840	<>	$3,288,601,127

Financial Instruments
Liabilities
Futures Contracts**	(617,527)	—	—		(617,527)

Total Financial Instruments	$(617,527)	—	—		$(617,527)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

27

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (71.7%)
UNITED STATES — (71.7%)
	Agree Realty Corp.	430,572	$24,637,330	0.4%
	Alexandria Real Estate Equities, Inc.	743,704	86,172,982	1.3%
	American Homes 4 Rent, Class A	1,429,182	51,164,716	0.7%
	American Tower Corp.	2,065,287	354,320,638	5.2%
	Americold Realty Trust, Inc.	1,231,191	27,049,266	0.4%
	Apartment Income REIT Corp.	693,170	26,603,865	0.4%
	AvalonBay Communities, Inc.	629,555	119,344,741	1.7%
	Boston Properties, Inc.	647,543	40,076,436	0.6%
	Brixmor Property Group, Inc.	1,292,442	28,562,968	0.4%
	Camden Property Trust	473,308	47,179,341	0.7%
	Crown Castle, Inc.	1,919,710	180,030,404	2.6%
	CubeSmart	985,619	39,858,432	0.6%
	Digital Realty Trust, Inc.	1,353,023	187,772,532	2.7%
	EastGroup Properties, Inc.	207,382	32,218,868	0.5%
	Equinix, Inc.	417,536	296,914,025	4.3%
	Equity LifeStyle Properties, Inc.	768,338	46,323,098	0.7%
	Equity Residential	1,602,298	103,187,991	1.5%
	Essex Property Trust, Inc.	279,450	68,814,563	1.0%
	Extra Space Storage, Inc.	929,204	124,773,541	1.8%
	Federal Realty Investment Trust	323,414	33,690,036	0.5%
	First Industrial Realty Trust, Inc.	573,968	26,069,627	0.4%
	Gaming & Leisure Properties, Inc.	1,220,934	52,170,510	0.8%
	Healthcare Realty Trust, Inc., Class A	1,653,260	23,525,890	0.3%
	Healthpeak Properties, Inc.	3,115,963	57,988,075	0.8%
	Host Hotels & Resorts, Inc.	3,074,595	58,017,608	0.8%
	Invitation Homes, Inc.	2,717,137	92,926,085	1.4%
	Iron Mountain, Inc.	1,289,294	99,946,071	1.5%
	Kimco Realty Corp.	2,951,692	54,990,024	0.8%
	Kite Realty Group Trust	937,588	20,439,418	0.3%
	Lamar Advertising Co., Class A	383,949	44,480,492	0.7%
	Mid-America Apartment Communities, Inc.	506,321	65,821,730	1.0%
	NNN REIT, Inc.	787,192	31,904,892	0.5%
#	Omega Healthcare Investors, Inc.	1,053,654	32,041,618	0.5%
	Prologis, Inc.	4,100,576	418,463,781	6.1%
	Public Storage	699,804	181,564,148	2.7%
	Realty Income Corp.	3,402,840	182,188,045	2.7%
	Regency Centers Corp.	765,174	45,313,604	0.7%
	Rexford Industrial Realty, Inc.	966,928	41,394,188	0.6%
	Ryman Hospitality Properties, Inc.	246,681	26,019,912	0.4%
	SBA Communications Corp.	473,148	88,062,306	1.3%
	Simon Property Group, Inc.	1,438,243	202,116,289	3.0%
	STAG Industrial, Inc.	787,311	27,075,625	0.4%
	Sun Communities, Inc.	546,928	60,884,025	0.9%
#	Terreno Realty Corp.	389,497	21,169,162	0.3%
	UDR, Inc.	1,359,216	51,758,945	0.8%
	Ventas, Inc.	1,771,326	78,434,315	1.1%
	VICI Properties, Inc.	4,620,464	131,914,247	1.9%
	Welltower, Inc.	2,304,870	219,608,014	3.2%
#	WP Carey, Inc.	954,768	52,359,477	0.8%

28

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$552,645,726	7.8%

TOTAL UNITED STATES		4,959,989,622	72.5%

TOTAL COMMON STOCKS		4,959,989,622	72.5%

		Value†
AFFILIATED INVESTMENT COMPANY — (26.3%)
DFA International Real Estate Securities Portfolio Portfolio of DFA Investment Dimensions Group, Inc.	521,719,930	1,815,585,358	26.5%

TOTAL INVESTMENT SECURITIES (Cost $7,028,762,841)		6,775,574,980

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	12,093,627	139,899,074	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $7,168,663,634)		$6,915,474,054	101.0%

As of April 30, 2024, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	215	06/21/24	$55,331,884	$54,470,250	$(861,634)

Total Futures Contracts			$55,331,884	$54,470,250	$(861,634)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$4,959,989,622	—	—	$4,959,989,622
Affiliated Investment Company	1,815,585,358	—	—	1,815,585,358
Securities Lending Collateral	—	$139,899,074	—	139,899,074

Total Investments in Securities	$6,775,574,980	$139,899,074	—	$6,915,474,054

Financial Instruments
Liabilities
Futures Contracts**	(861,634)	—	—	(861,634)

Total Financial Instruments	$(861,634)	—	—	$(861,634)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

29

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.1%)
* Sandfire Resources Ltd.	7,736,107	$46,594,719	0.4%
Other Securities		641,275,830	5.7%

TOTAL AUSTRALIA		687,870,549	6.1%

AUSTRIA — (0.8%)
Other Securities		87,406,421	0.8%

BELGIUM — (1.3%)
Ackermans & van Haaren NV	304,209	52,289,631	0.5%
Bekaert SA	841,379	42,099,012	0.4%
Other Securities		52,586,988	0.4%

TOTAL BELGIUM		146,975,631	1.3%

CANADA — (11.5%)
Alamos Gold, Inc., Class A	6,162,499	90,648,026	0.8%
Canadian Western Bank	1,865,596	35,790,063	0.3%
Celestica, Inc.	1,751,611	75,846,099	0.7%
Crescent Point Energy Corp.	6,012,475	53,021,063	0.5%
Crescent Point Energy Corp.	4,550,385	40,088,892	0.4%
Linamar Corp.	951,381	44,802,986	0.4%
* MEG Energy Corp.	2,853,514	64,899,229	0.6%
# Whitecap Resources, Inc.	6,745,528	51,155,566	0.5%
Other Securities		841,952,351	7.4%

TOTAL CANADA		1,298,204,275	11.6%

CHINA — (0.2%)
Other Securities		17,221,494	0.2%

DENMARK — (3.2%)
Jyske Bank AS	1,008,438	81,592,511	0.7%
Sydbank AS	1,462,751	74,380,112	0.7%
Other Securities		207,130,204	1.8%

TOTAL DENMARK		363,102,827	3.2%

FINLAND — (2.0%)
Cargotec OYJ, Class B	647,132	51,039,313	0.5%
Kemira OYJ	2,743,648	59,744,961	0.5%
Other Securities		116,158,310	1.0%

TOTAL FINLAND		226,942,584	2.0%

FRANCE — (4.4%)
Elis SA	2,934,769	65,889,592	0.6%
Rexel SA	2,297,104	59,540,572	0.5%
SCOR SE	1,888,097	61,604,338	0.6%
Other Securities		314,299,170	2.8%

TOTAL FRANCE		501,333,672	4.5%

30

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (4.1%)
	K&S AG	2,659,889	$39,791,790	0.4%
	KION Group AG	856,212	39,461,009	0.4%
	Other Securities		386,288,828	3.4%

	TOTAL GERMANY		465,541,627	4.2%

	HONG KONG — (1.8%)
	Other Securities		199,329,609	1.8%

	IRELAND — (0.2%)
	Other Securities		21,617,638	0.2%

	ISRAEL — (0.8%)
	Other Securities		87,481,526	0.8%

	ITALY — (6.0%)
	Banca Popolare di Sondrio SpA	8,486,970	70,906,605	0.6%
	Banco BPM SpA	8,898,965	58,427,399	0.5%
	BPER Banca SpA	15,116,711	78,504,065	0.7%
	Buzzi SpA	1,650,487	59,467,589	0.5%
	Leonardo SpA	4,403,984	101,212,574	0.9%
	Unipol Gruppo SpA	5,772,454	51,748,331	0.5%
	Other Securities		255,378,082	2.3%

	TOTAL ITALY		675,644,645	6.0%

	JAPAN — (26.1%)
	Other Securities		2,955,420,741	26.4%

	NETHERLANDS — (2.4%)
	ASR Nederland NV	1,574,912	78,807,795	0.7%
	SBM Offshore NV	3,171,882	46,860,126	0.4%
#Ω	Signify NV	1,837,233	50,104,026	0.5%
	Other Securities		101,382,925	0.9%

	TOTAL NETHERLANDS		277,154,872	2.5%

	NEW ZEALAND — (0.1%)
	Other Securities		15,778,655	0.1%

	NORWAY — (0.8%)
	Other Securities		93,088,166	0.8%

	PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	115,014,573	40,157,292	0.3%
	Other Security		10,243,481	0.1%

	TOTAL PORTUGAL		50,400,773	0.4%

	SINGAPORE — (0.6%)
	Other Securities		69,793,422	0.6%

	SPAIN — (3.6%)
	Banco de Sabadell SA	91,690,361	175,147,259	1.6%
	Bankinter SA	8,759,595	69,237,241	0.6%
	Mapfre SA	16,439,117	39,660,452	0.4%

31

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$119,564,228	1.0%

TOTAL SPAIN		403,609,180	3.6%

SWEDEN — (2.4%)
Other Securities		267,140,769	2.4%

SWITZERLAND — (6.2%)
Adecco Group AG	1,672,213	58,498,124	0.5%
Baloise Holding AG	350,114	52,906,723	0.5%
Helvetia Holding AG	613,525	80,252,458	0.7%
Mobimo Holding AG	130,204	36,449,748	0.3%
Siegfried Holding AG	58,589	55,986,615	0.5%
Swiss Prime Site AG	675,650	62,384,675	0.6%
Other Securities		349,814,523	3.1%

TOTAL SWITZERLAND		696,292,866	6.2%

UNITED KINGDOM — (12.1%)
Balfour Beatty PLC	8,689,209	39,405,388	0.4%
Bank of Georgia Group PLC	848,250	56,798,011	0.5%
Bellway PLC	2,050,891	64,450,830	0.6%
Centamin PLC	23,575,846	35,601,240	0.3%
Grafton Group PLC	5,225,428	61,462,676	0.6%
Marks & Spencer Group PLC	20,707,109	65,971,644	0.6%
Paragon Banking Group PLC	6,508,032	58,039,334	0.5%
Redrow PLC	6,430,388	51,699,993	0.5%
Travis Perkins PLC	3,974,082	37,198,624	0.3%
Vesuvius PLC	6,360,528	37,977,181	0.3%
Vistry Group PLC	5,627,213	83,590,075	0.8%
Other Securities		776,306,169	6.8%

TOTAL UNITED KINGDOM		1,368,501,165	12.2%

UNITED STATES — (0.0%)
Other Securities		2,886,237	0.0%

TOTAL COMMON STOCKS		10,978,739,344	97.9%

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
Other Securities		13,740,032	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,916,472,691)		10,992,479,376

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	26,912,556	311,324,449	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $9,227,798,825)		$11,303,803,825	100.8%

32

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2024, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	429	06/21/24	$111,448,086	$108,687,150	$(2,760,936)

Total Futures Contracts			$111,448,086	$108,687,150	$(2,760,936)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$687,769,441	$101,108		$687,870,549
Austria	$7,643	87,398,778	—		87,406,421
Belgium	1,073,305	145,902,326	—		146,975,631
Canada	1,297,778,354	425,921	—		1,298,204,275
China	16,776,206	445,288	—		17,221,494
Denmark	—	363,102,827	—		363,102,827
Finland	—	226,942,584	—		226,942,584
France	—	501,333,672	—		501,333,672
Germany	—	465,541,627	—		465,541,627
Hong Kong	—	199,164,554	165,055		199,329,609
Ireland	—	21,617,638	—		21,617,638
Israel	119,927	87,361,599	—		87,481,526
Italy	—	675,644,645	—		675,644,645
Japan	1,956,761	2,953,463,980	—		2,955,420,741
Netherlands	—	277,154,872	—		277,154,872
New Zealand	—	15,778,655	—		15,778,655
Norway	—	93,088,166	—		93,088,166
Portugal	—	50,400,773	—		50,400,773
Singapore	—	69,793,422	—		69,793,422
Spain	—	403,609,180	—		403,609,180
Sweden	654,172	266,486,597	—		267,140,769
Switzerland	—	696,292,866	—		696,292,866
United Kingdom	—	1,368,501,165	—		1,368,501,165
United States	—	2,886,237	—		2,886,237
Preferred Stocks
Germany	—	13,740,032	—		13,740,032
Securities Lending Collateral	—	311,324,449	—		311,324,449

Total Investments in Securities	$1,318,366,368	$9,985,171,294	$266,163	<>	$11,303,803,825

Financial Instruments
Liabilities
Futures Contracts**	(2,760,936)	—	—		(2,760,936)

Total Financial Instruments	$(2,760,936)	—	—		$(2,760,936)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

33

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.2%)
Santos Ltd.	1,745,460	$8,565,607	0.3%
Other Securities		209,076,189	6.0%

TOTAL AUSTRALIA		217,641,796	6.3%

AUSTRIA — (0.6%)
Other Securities		21,532,076	0.6%

BELGIUM — (1.5%)
KBC Group NV	121,871	9,053,085	0.3%
* Syensqo SA	72,824	6,750,175	0.2%
Other Securities		36,413,479	1.0%

TOTAL BELGIUM		52,216,739	1.5%

CANADA — (10.1%)
ARC Resources Ltd.	320,794	5,809,310	0.2%
Fairfax Financial Holdings Ltd.	11,497	12,499,673	0.4%
Teck Resources Ltd., Class B	254,468	12,517,281	0.4%
Other Securities		326,231,785	9.4%

TOTAL CANADA		357,058,049	10.4%

CHINA — (0.0%)
Other Securities		1,707,161	0.0%

CZECH REPUBLIC — (0.0%)
Other Security		22,546	0.0%

DENMARK — (2.9%)
Novo Nordisk AS, Class B	95,182	12,206,349	0.4%
Pandora AS	48,744	7,418,831	0.2%
Other Securities		83,594,530	2.4%

TOTAL DENMARK		103,219,710	3.0%

FINLAND — (1.5%)
Other Securities		54,389,292	1.6%

FRANCE — (7.3%)
BNP Paribas SA	94,067	6,769,236	0.2%
# Bouygues SA	182,855	6,739,174	0.2%
Cie Generale des Etablissements Michelin SCA	286,751	11,016,585	0.3%
Orange SA	1,286,762	14,322,025	0.4%
Rexel SA	244,826	6,345,851	0.2%
TotalEnergies SE	414,973	30,126,524	0.9%
Other Securities		181,944,101	5.3%

TOTAL FRANCE		257,263,496	7.5%

34

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.0%)
Allianz SE	21,119	$5,993,256	0.2%
Bayer AG	419,390	12,233,894	0.4%
Bayerische Motoren Werke AG	63,468	6,914,794	0.2%
Commerzbank AG	422,764	6,283,174	0.2%
Heidelberg Materials AG	74,417	7,489,004	0.2%
Mercedes-Benz Group AG	130,272	9,853,890	0.3%
Rheinmetall AG	10,704	5,898,384	0.2%
Other Securities		157,496,371	4.5%

TOTAL GERMANY		212,162,767	6.2%

HONG KONG — (1.6%)
Other Securities		56,979,025	1.7%

IRELAND — (0.7%)
Bank of Ireland Group PLC	642,405	6,854,092	0.2%
Other Securities		16,436,236	0.5%

TOTAL IRELAND		23,290,328	0.7%

ISRAEL — (0.8%)
Other Securities		29,189,291	0.8%

ITALY — (3.0%)
Banco BPM SpA	1,560,523	10,245,832	0.3%
Leonardo SpA	276,617	6,357,225	0.2%
Other Securities		88,581,716	2.6%

TOTAL ITALY		105,184,773	3.1%

JAPAN — (22.8%)
ENEOS Holdings, Inc.	1,351,570	6,244,539	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	11,126,829	0.3%
Sumitomo Mitsui Financial Group, Inc.	104,441	5,932,643	0.2%
Toyota Motor Corp.	430,090	9,809,740	0.3%
Other Securities		771,720,986	22.5%

TOTAL JAPAN.		804,834,737	23.5%

NETHERLANDS — (3.4%)
Aegon Ltd.	1,301,517	8,105,648	0.2%
ASML Holding NV	7,716	6,731,691	0.2%
ASR Nederland NV	149,446	7,478,202	0.2%
BE Semiconductor Industries NV	44,264	5,872,683	0.2%
Koninklijke Ahold Delhaize NV	320,272	9,721,596	0.3%
Other Securities		80,480,525	2.4%

TOTAL NETHERLANDS		118,390,345	3.5%

NEW ZEALAND — (0.3%)
Other Securities		10,363,872	0.3%

NORWAY — (0.9%)
Other Securities		32,900,856	1.0%

PORTUGAL — (0.4%)
Other Securities		13,730,572	0.4%

35

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$31,271,133	0.9%

SPAIN — (2.3%)
Banco Bilbao Vizcaya Argentaria SA	638,886	6,908,895	0.2%
Banco de Sabadell SA	4,364,413	8,336,918	0.3%
# Banco Santander SA	1,197,094	5,824,619	0.2%
Repsol SA	653,694	10,260,432	0.3%
Other Securities		49,392,552	1.4%

TOTAL SPAIN		80,723,416	2.4%

SWEDEN — (2.6%)
Other Securities		91,751,058	2.7%

SWITZERLAND — (7.1%)
Holcim AG	86,588	7,248,082	0.2%
Julius Baer Group Ltd	113,461	6,088,130	0.2%
Nestle SA	75,697	7,599,991	0.2%
Novartis AG, Sponsored ADR	91,541	8,891,377	0.3%
Swiss Life Holding AG	10,474	7,067,390	0.2%
Swiss Re AG	133,697	14,533,581	0.4%
Swisscom AG	14,020	7,691,464	0.2%
Other Securities		190,849,445	5.6%

TOTAL SWITZERLAND		249,969,460	7.3%

UNITED KINGDOM — (11.7%)
3i Group PLC	177,326	6,335,404	0.2%
# Barclays PLC, Sponsored ADR	626,038	6,410,629	0.2%
BP PLC	1,487,940	9,590,721	0.3%
HSBC Holdings PLC, Sponsored ADR	318,921	13,898,577	0.4%
Lloyds Banking Group PLC	11,033,128	7,120,590	0.2%
Shell PLC	153,886	5,470,431	0.2%
Shell PLC, ADR	404,410	28,980,021	0.9%
Other Securities		336,660,657	9.7%

TOTAL UNITED KINGDOM		414,467,030	12.1%

UNITED STATES — (0.1%)
Other Securities		4,505,096	0.1%

TOTAL COMMON STOCKS		3,344,764,624	97.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,820,562	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,094	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,508,792,023)		3,358,587,280

36

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	14,874,702	$172,070,557	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,680,863,989)		$3,530,657,837	103.0%

As of April 30, 2024, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	109	06/21/24	$28,490,167	$27,615,150	$(875,017)

Total Futures Contracts			$28,490,167	$27,615,150	$(875,017)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,029,041	$215,574,075	$38,680	$217,641,796
Austria	—	21,532,076	—	21,532,076
Belgium	1,520,080	50,696,659	—	52,216,739
Canada	356,234,804	823,245	—	357,058,049
China	1,393,220	313,941	—	1,707,161
Czech Republic	—	22,546	—	22,546
Denmark	52,623	103,167,087	—	103,219,710
Finland	—	54,389,292	—	54,389,292
France	286,551	256,976,945	—	257,263,496
Germany	5,876,308	206,286,459	—	212,162,767
Hong Kong	—	56,947,342	31,683	56,979,025
Ireland.	—	23,290,328	—	23,290,328
Israel	1,339,085	27,850,206	—	29,189,291
Italy	1,991,513	103,193,260	—	105,184,773
Japan	11,403,706	793,431,031	—	804,834,737
Netherlands	13,694,906	104,695,439	—	118,390,345
New Zealand	9,834	10,354,038	—	10,363,872
Norway	112,418	32,788,438	—	32,900,856
Portugal	—	13,730,572	—	13,730,572
Singapore	—	31,113,788	157,345	31,271,133
Spain	523,147	80,200,269	—	80,723,416
Sweden	65,622	91,685,436	—	91,751,058
Switzerland	20,231,104	229,738,356	—	249,969,460
United Kingdom	60,616,814	353,850,216	—	414,467,030
United States	1,298,798	3,206,298	—	4,505,096

37

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$13,820,562	—		$13,820,562
Rights/Warrants
Australia	—	2,094	—		2,094
Securities Lending Collateral	—	172,070,557	—		172,070,557

Total Investments in Securities	$478,679,574	$3,051,750,555	$227,708	<>	$3,530,657,837

Financial Instruments
Liabilities
Futures Contracts**	$(875,017)	—	—		(875,017)

Total Financial Instruments	$(875,017)	—	—		$(875,017)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

38

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.2%)
AUSTRALIA — (6.4%)
BHP Group Ltd., Class DI	172,250	$4,724,148	0.3%
BHP Group Ltd., Class DI	242,244	6,690,665	0.4%
# BHP Group Ltd., Sponsored ADR	439,796	24,259,147	1.5%
Wesfarmers Ltd	210,230	9,006,091	0.6%
Other Securities		61,624,283	3.9%

TOTAL AUSTRALIA		106,304,334	6.7%

AUSTRIA — (0.2%)
Other Securities		2,794,308	0.2%

BELGIUM — (0.6%)
Other Securities		9,885,430	0.6%

CANADA — (9.7%)
Alimentation Couche-Tard, Inc.	171,094	9,482,782	0.6%
Canadian National Railway Co.	66,754	8,102,223	0.5%
Canadian Natural Resources Ltd.	228,942	17,358,382	1.1%
Constellation Software, Inc.	4,241	10,918,746	0.7%
Suncor Energy, Inc.	311,402	11,892,442	0.8%
Other Securities		103,106,003	6.4%

TOTAL CANADA		160,860,578	10.1%

DENMARK — (4.1%)
Novo Nordisk AS, Class B	482,065	61,821,073	3.9%
Other Securities		6,179,312	0.4%

TOTAL DENMARK		68,000,385	4.3%

FINLAND — (0.8%)
Other Securities		14,237,845	0.9%

FRANCE — (10.1%)
Airbus SE	115,275	18,969,393	1.2%
Hermes International SCA	6,104	14,612,916	0.9%
LVMH Moet Hennessy Louis Vuitton SE	69,704	57,257,376	3.6%
Orange SA	727,420	8,096,390	0.5%
# TotalEnergies SE	636,758	46,227,840	2.9%
Other Securities		22,976,744	1.5%

TOTAL FRANCE		168,140,659	10.6%

GERMANY — (5.8%)
Deutsche Post AG	219,519	9,191,245	0.6%
Deutsche Telekom AG	866,133	19,839,264	1.2%
Mercedes-Benz Group AG	155,191	11,738,785	0.7%
Rheinmetall AG	17,613	9,705,553	0.6%
Other Securities		45,822,400	3.0%

TOTAL GERMANY		96,297,247	6.1%

39

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.5%)
Other Securities		$25,559,984	1.6%

IRELAND — (0.4%)
Other Securities		6,973,516	0.4%

ISRAEL — (0.3%)
Other Securities		5,276,053	0.3%

ITALY — (2.3%)
Enel SpA	1,169,593	7,687,081	0.5%
Eni SpA	496,029	7,967,063	0.5%
Ferrari NV	18,243	7,583,615	0.5%
# Stellantis NV	471,174	10,425,430	0.6%
Other Securities		4,043,607	0.3%

TOTAL ITALY		37,706,796	2.4%

JAPAN — (20.2%)
Fast Retailing Co. Ltd.	32,300	8,445,449	0.5%
Hitachi Ltd.	209,400	19,319,384	1.2%
KDDI Corp.	445,500	12,362,080	0.8%
Nintendo Co. Ltd.	220,400	10,748,681	0.7%
Recruit Holdings Co. Ltd.	267,200	11,507,598	0.7%
Shin-Etsu Chemical Co. Ltd.	348,500	13,490,066	0.9%
SoftBank Corp.	652,400	7,869,044	0.5%
Sony Group Corp.	328,700	27,167,494	1.7%
Tokyo Electron Ltd.	80,300	17,613,463	1.1%
Other Securities		208,633,700	13.1%

TOTAL JAPAN		337,156,959	21.2%

NETHERLANDS — (5.0%)
ASML Holding NV	25,123	21,882,452	1.4%
ASML Holding NV	56,796	49,552,806	3.1%
Wolters Kluwer NV	54,773	8,199,873	0.5%
Other Securities		4,282,287	0.3%

TOTAL NETHERLANDS		83,917,418	5.3%

NEW ZEALAND — (0.3%)
Other Securities		4,449,876	0.3%

NORWAY — (0.6%)
Other Securities		9,874,781	0.6%

PORTUGAL — (0.2%)
Other Securities		2,971,782	0.2%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	424,993	10,819,218	0.7%
Other Securities		7,257,093	0.4%

TOTAL SINGAPORE		18,076,311	1.1%

SPAIN — (2.2%)
# Industria de Diseno Textil SA	167,352	7,619,694	0.5%
Repsol SA	493,991	7,753,721	0.5%

40

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
# Telefonica SA	1,969,495	$8,822,541	0.6%
Other Securities		13,038,201	0.8%

TOTAL SPAIN		37,234,157	2.4%

SWEDEN — (2.6%)
Atlas Copco AB, Class A	530,564	9,293,403	0.6%
Volvo AB, Class B	410,093	10,438,171	0.7%
Other Securities		24,465,631	1.5%

TOTAL SWEDEN		44,197,205	2.8%

SWITZERLAND — (7.1%)
Nestle SA	373,872	37,536,808	2.4%
Partners Group Holding AG	7,501	9,650,532	0.6%
Roche Holding AG	7,170	1,886,129	0.1%
Roche Holding AG	167,805	40,208,460	2.5%
Other Securities		29,185,221	1.9%

TOTAL SWITZERLAND		118,467,150	7.5%

UNITED KINGDOM — (12.7%)
Ashtead Group PLC	224,550	16,305,002	1.0%
BP PLC	165,519	1,066,875	0.1%
BP PLC, Sponsored ADR	725,548	28,129,496	1.8%
Diageo PLC	80,730	2,790,002	0.2%
Diageo PLC, Sponsored ADR	100,847	13,933,022	0.9%
Experian PLC	189,224	7,632,151	0.5%
GSK PLC	1,144,717	23,749,338	1.5%
Imperial Brands PLC	492,449	11,252,533	0.7%
# RELX PLC, Sponsored ADR	309,204	12,736,113	0.8%
Unilever PLC	48,760	2,522,394	0.2%
Unilever PLC	62,170	3,215,940	0.2%
Unilever PLC, Sponsored ADR	520,618	26,994,043	1.7%
Other Securities		61,128,574	3.7%

TOTAL UNITED KINGDOM		211,455,483	13.3%

TOTAL COMMON STOCKS		1,569,838,257	98.9%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		7,860,946	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,247,305,294)		1,577,699,203

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	7,597,794	87,891,285	5.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,335,196,545)		$1,665,590,488	104.9%

41

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$24,259,147	$82,045,187	—	$106,304,334
Austria	—	2,794,308	—	2,794,308
Belgium	—	9,885,430	—	9,885,430
Canada	160,860,578	—	—	160,860,578
Denmark	—	68,000,385	—	68,000,385
Finland	—	14,237,845	—	14,237,845
France	2,469,296	165,671,363	—	168,140,659
Germany	—	96,297,247	—	96,297,247
Hong Kong	—	25,559,984	—	25,559,984
Ireland	—	6,973,516	—	6,973,516
Israel	136,608	5,139,445	—	5,276,053
Italy	7,583,615	30,123,181	—	37,706,796
Japan	—	337,156,959	—	337,156,959
Netherlands	49,552,806	34,364,612	—	83,917,418
New Zealand	—	4,449,876	—	4,449,876
Norway	—	9,874,781	—	9,874,781
Portugal	—	2,971,782	—	2,971,782
Singapore	—	18,076,311	—	18,076,311
Spain	—	37,234,157	—	37,234,157
Sweden	—	44,197,205	—	44,197,205
Switzerland	—	118,467,150	—	118,467,150
United Kingdom	87,013,749	124,441,734	—	211,455,483
Preferred Stocks
Germany	—	7,860,946	—	7,860,946
Securities Lending Collateral	—	87,891,285	—	87,891,285

Total Investments in Securities	$331,875,799	$1,333,714,689	—	$1,665,590,488

See accompanying Notes to Financial Statements.

42

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$165,550,602
Investment in Dimensional Emerging Markets Value Fund		82,828,609
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,019,535	22,511,325

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $211,331,369)		$270,890,536

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$270,890,536	—	—	$270,890,536

Total Investments in Securities	$270,890,536	—	—	$270,890,536

See accompanying Notes to Financial Statements.

43

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.3%)
BHP Group Ltd., Class DI	352,621	$9,671,023	0.3%
Commonwealth Bank of Australia	110,937	8,128,302	0.2%
Other Securities		157,162,804	3.9%

TOTAL AUSTRALIA		174,962,129	4.4%

AUSTRIA — (0.3%)
Other Securities		14,144,151	0.4%

BELGIUM — (0.7%)
Other Securities		28,353,424	0.7%

BRAZIL — (1.2%)
Other Securities		50,300,977	1.3%

CANADA — (7.1%)
Bank of Montreal	69,809	6,235,340	0.2%
Canadian Natural Resources Ltd.	119,520	9,062,006	0.2%
Fairfax Financial Holdings Ltd.	6,508	7,075,574	0.2%
Royal Bank of Canada	63,445	6,143,379	0.2%
Suncor Energy, Inc.	200,422	7,654,116	0.2%
Other Securities		254,571,252	6.3%

TOTAL CANADA		290,741,667	7.3%

CHILE — (0.1%)
Other Securities		5,836,074	0.1%

CHINA — (6.9%)
Alibaba Group Holding Ltd.	1,328,600	12,439,762	0.3%
China Construction Bank Corp., Class H	10,334,000	6,686,002	0.2%
Tencent Holdings Ltd.	490,000	21,502,759	0.6%
Other Securities		241,037,376	6.0%

TOTAL CHINA		281,665,899	7.1%

COLOMBIA — (0.0%)
Other Securities		1,517,297	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,473,382	0.0%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	260,349	33,387,727	0.9%
Pandora AS	47,629	7,249,128	0.2%
Other Securities		45,617,074	1.1%

TOTAL DENMARK		86,253,929	2.2%

EGYPT — (0.0%)
Other Securities		296,208	0.0%

44

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (0.9%)
Other Securities		$37,595,058	0.9%

FRANCE — (5.3%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	17,915,519	0.5%
# TotalEnergies SE	387,146	28,106,249	0.7%
# Vinci SA	56,868	6,663,571	0.2%
Other Securities		162,058,347	4.0%

TOTAL FRANCE		214,743,686	5.4%

GERMANY — (4.3%)
Deutsche Telekom AG	522,817	11,975,418	0.3%
Mercedes-Benz Group AG	127,944	9,677,798	0.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,531	6,390,858	0.2%
Siemens AG	51,599	9,666,221	0.3%
Other Securities		138,982,395	3.3%

TOTAL GERMANY		176,692,690	4.4%

GREECE — (0.2%)
Other Securities		6,071,204	0.2%

HONG KONG — (1.1%)
Other Securities		45,246,643	1.1%

HUNGARY — (0.1%)
Other Securities		2,673,594	0.1%

INDIA — (6.5%)
HDFC Bank Ltd.	390,512	7,070,231	0.2%
Reliance Industries Ltd.	235,961	8,277,591	0.2%
Tata Motors Ltd.	538,806	6,498,136	0.2%
Other Securities		240,751,021	6.0%

TOTAL INDIA		262,596,979	6.6%

INDONESIA — (0.5%)
Other Securities		21,702,972	0.5%

IRELAND — (0.4%)
Other Securities		16,758,788	0.4%

ISRAEL — (0.6%)
Other Securities		23,232,515	0.6%

ITALY — (2.0%)
Eni SpA	388,066	6,232,995	0.2%
# Stellantis NV	453,110	10,025,737	0.3%
UniCredit SpA	177,795	6,525,853	0.2%
Other Securities		56,604,003	1.3%

TOTAL ITALY		79,388,588	2.0%

JAPAN — (14.8%)
Hitachi Ltd.	89,500	8,257,330	0.2%
Mitsubishi UFJ Financial Group, Inc.	682,400	6,797,626	0.2%

45

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Group Corp.	104,000	$8,595,739	0.2%
Tokyo Electron Ltd.	30,000	6,580,372	0.2%
Toyota Motor Corp.	1,138,615	25,970,186	0.7%
Other Securities		544,848,883	13.6%

TOTAL JAPAN		601,050,136	15.1%

KUWAIT — (0.2%)
Other Securities		7,014,499	0.2%

MALAYSIA — (0.5%)
Other Securities		20,289,932	0.5%

MEXICO — (0.7%)
Other Securities		30,127,780	0.8%

NETHERLANDS — (2.3%)
ASML Holding NV	20,610	17,981,607	0.5%
Wolters Kluwer NV	49,154	7,358,672	0.2%
Other Securities		69,872,955	1.7%

TOTAL NETHERLANDS		95,213,234	2.4%

NEW ZEALAND — (0.2%)
Other Securities		8,034,730	0.2%

NORWAY — (0.6%)
Other Securities		23,654,078	0.6%

PERU — (0.0%)
Other Securities		355,245	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,113,140	0.2%

POLAND — (0.4%)
Other Securities		14,366,421	0.4%

PORTUGAL — (0.2%)
Other Securities		9,201,707	0.2%

QATAR — (0.2%)
Other Securities		9,888,097	0.3%

RUSSIA — (0.0%)
Other Securities		181,230	0.0%

SAUDI ARABIA — (1.0%)
Other Securities		38,843,995	1.0%

SINGAPORE — (0.7%)
Other Securities		27,624,779	0.7%

SOUTH AFRICA — (0.9%)
Other Securities		37,248,330	0.9%

46

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (4.0%)
Samsung Electronics Co. Ltd.	574,855	$31,954,257	0.8%
Other Securities		129,026,097	3.3%

TOTAL SOUTH KOREA		160,980,354	4.1%

SPAIN — (1.7%)
Banco Bilbao Vizcaya Argentaria SA	764,346	8,265,614	0.2%
Repsol SA	395,910	6,214,234	0.2%
Other Securities		52,703,593	1.3%

TOTAL SPAIN		67,183,441	1.7%

SWEDEN — (1.9%)
Other Securities		75,671,737	1.9%

SWITZERLAND — (4.9%)
ABB Ltd.	147,462	7,164,948	0.2%
Nestle SA	196,847	19,763,470	0.5%
Novartis AG	88,289	8,569,107	0.2%
Novartis AG, Sponsored ADR	65,041	6,317,432	0.2%
Roche Holding AG	58,789	14,086,679	0.4%
Other Securities		142,875,199	3.5%

TOTAL SWITZERLAND		198,776,835	5.0%

TAIWAN — (5.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	28,014,193	0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.,
Sponsored ADR	129,369	17,767,538	0.5%
Other Securities		193,605,367	4.8%

TOTAL TAIWAN		239,387,098	6.0%

THAILAND — (0.5%)
Other Securities		20,801,392	0.5%

TURKEY — (0.3%)
Other Securities		12,499,856	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		21,863,318	0.6%

UNITED KINGDOM — (8.5%)
3i Group PLC	173,852	6,211,287	0.2%
AstraZeneca PLC	47,070	7,119,284	0.2%
AstraZeneca PLC, Sponsored ADR	92,295	7,003,345	0.2%
BP PLC, Sponsored ADR	396,055	15,355,052	0.4%
Glencore PLC	1,575,387	9,166,484	0.2%
HSBC Holdings PLC, Sponsored ADR	229,718	10,011,110	0.3%
Shell PLC, ADR	433,805	31,086,466	0.8%
Other Securities		258,369,556	6.4%

TOTAL UNITED KINGDOM		344,322,584	8.7%

47

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.2%)
Other Securities		$6,658,019	0.2%

TOTAL COMMON STOCKS		3,901,599,821	98.2%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA, 8.432%	801,184	6,483,409	0.2%
Other Securities		6,831,321	0.2%

TOTAL BRAZIL		13,314,730	0.4%

CHILE — (0.0%)
Other Security		246,546	0.0%

COLOMBIA — (0.0%)
Other Securities		66,018	0.0%

GERMANY — (0.3%)
Other Securities		11,692,243	0.3%

INDIA — (0.0%)
Other Security		25	0.0%

PHILIPPINES — (0.0%)
Other Security		29,580	0.0%

TOTAL PREFERRED STOCKS		25,349,142	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		908	0.0%

BRAZIL — (0.0%)
Other Securities		383	0.0%

INDIA — (0.0%)
Other Security		7,143	0.0%

TAIWAN — (0.0%)
Other Securities		1,066	0.0%

THAILAND — (0.0%)
Other Securities		138	0.0%

TOTAL RIGHTS/WARRANTS		9,638	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,125,215,443)		3,926,958,601

		Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	12,463,723	144,180,345	3.6%

TOTAL INVESTMENTS—(100.0%) (Cost $3,269,396,223)		$4,071,138,946	102.5%

48

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2024, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	125	06/21/24	$32,676,389	$31,668,750	$(1,007,639)

Total Futures Contracts			$32,676,389	$31,668,750	$(1,007,639)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$6,272,115	$168,666,625	$23,389	$174,962,129
Austria	—	14,144,151	—	14,144,151
Belgium	481,181	27,872,243	—	28,353,424
Brazil	49,517,732	783,245	—	50,300,977
Canada	290,189,983	551,684	—	290,741,667
Chile	802,564	5,033,510	—	5,836,074
China	17,927,221	262,709,806	1,028,872	281,665,899
Colombia	1,462,378	54,919	—	1,517,297
Czech Republic	—	1,473,382	—	1,473,382
Denmark	65,391	86,188,538	—	86,253,929
Egypt	86,589	209,619	—	296,208
Finland	454,794	37,140,264	—	37,595,058
France	2,946,772	211,796,914	—	214,743,686
Germany	475,360	176,217,330	—	176,692,690
Greece	68,271	6,002,933	—	6,071,204
Hong Kong	—	45,226,974	19,669	45,246,643
Hungary	—	2,673,594	—	2,673,594
India	3,878,262	258,514,338	204,379	262,596,979
Indonesia	116,700	21,551,627	34,645	21,702,972
Ireland	—	16,758,788	—	16,758,788
Israel	1,425,346	21,807,169	—	23,232,515
Italy	81,452	79,307,136	—	79,388,588
Japan	1,844,020	599,206,116	—	601,050,136
Kuwait	6,122,201	892,298	—	7,014,499
Malaysia	1,854	20,288,078	—	20,289,932
Mexico	30,048,961	78,819	—	30,127,780
Netherlands	20,511,150	74,702,084	—	95,213,234
New Zealand	—	8,034,730	—	8,034,730
Norway	215,647	23,438,431	—	23,654,078
Peru	355,245	—	—	355,245
Philippines	19,926	8,093,214	—	8,113,140
Poland	—	14,366,421	—	14,366,421
Portugal	—	9,201,707	—	9,201,707
Qatar	—	9,888,097	—	9,888,097
Russia	—	—	181,230	181,230
Saudi Arabia	42,153	38,801,842	—	38,843,995
Singapore	—	27,562,773	62,006	27,624,779
South Africa	2,549,893	34,698,437	—	37,248,330
South Korea	672,288	160,111,742	196,324	160,980,354

49

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Spain	$499,196	$66,684,245	—		$67,183,441
Sweden	35,358	75,636,379	—		75,671,737
Switzerland	13,788,097	184,988,738	—		198,776,835
Taiwan	17,895,752	221,487,184	$4,162		239,387,098
Thailand	19,092,149	1,709,243	—		20,801,392
Turkey	—	12,499,856	—		12,499,856
United Arab Emirates	112,609	21,750,709	—		21,863,318
United Kingdom	90,350,650	253,971,934	—		344,322,584
United States	4,413,007	2,245,012	—		6,658,019
Preferred Stocks
Brazil	13,258,754	55,976	—		13,314,730
Chile	—	246,546	—		246,546
Colombia	66,018	—	—		66,018
Germany	—	11,692,243	—		11,692,243
India	—	25	—		25
Philippines	—	29,580	—		29,580
Rights/Warrants
Australia	—	908	—		908
Brazil	—	383	—		383
India	—	7,143	—		7,143
Taiwan	—	1,066	—		1,066
Thailand	—	138	—		138
Securities Lending Collateral	—	144,180,345	—		144,180,345

Total Investments in Securities	$598,147,039	$3,471,237,231	$1,754,676	<>	$4,071,138,946

Financial Instruments
Liabilities
Futures Contracts**	(1,007,639)	—	—		(1,007,639)

Total Financial Instruments	$(1,007,639)	—	—		$(1,007,639)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

50

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
AUSTRALIA — (4.9%)
BlueScope Steel Ltd.	105,930	$1,546,093	0.2%
Other Securities		33,599,099	4.7%

TOTAL AUSTRALIA		35,145,192	4.9%

AUSTRIA — (0.5%)
Other Securities		3,765,113	0.5%

BELGIUM — (1.1%)
Ageas SA	52,470	2,408,455	0.3%
Other Securities		5,723,216	0.8%

TOTAL BELGIUM		8,131,671	1.1%

BRAZIL — (1.1%)
Other Securities		7,859,735	1.1%

CANADA — (7.8%)
Alamos Gold, Inc., Class A	106,641	1,568,649	0.2%
AltaGas Ltd.	73,260	1,606,063	0.2%
ARC Resources Ltd.	157,602	2,854,041	0.4%
iA Financial Corp., Inc.	29,944	1,815,368	0.3%
Lundin Mining Corp.	177,526	2,027,174	0.3%
* MEG Energy Corp.	78,509	1,785,579	0.3%
Other Securities		44,769,955	6.2%

TOTAL CANADA		56,426,829	7.9%

CHILE — (0.1%)
Other Securities		748,241	0.1%

CHINA — (5.2%)
Other Securities		38,028,419	5.3%

COLOMBIA — (0.0%)
Other Securities		156,568	0.0%

DENMARK — (2.2%)
Jyske Bank AS	18,173	1,470,374	0.2%
* NKT AS	19,205	1,593,138	0.2%
Ringkjoebing Landbobank AS	9,222	1,549,899	0.2%
Other Securities		11,625,910	1.7%

TOTAL DENMARK		16,239,321	2.3%

FINLAND — (1.8%)
Stora Enso OYJ, Class R	124,293	1,655,661	0.2%
Wartsila OYJ Abp	106,918	1,972,376	0.3%
Other Securities		9,209,788	1.3%

TOTAL FINLAND		12,837,825	1.8%

51

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (4.3%)
	Arkema SA	14,903	$1,537,792	0.2%
	Bouygues SA	51,932	1,913,969	0.3%
	Carrefour SA	124,412	2,093,011	0.3%
	Eiffage SA	20,030	2,137,170	0.3%
	Renault SA	55,113	2,729,930	0.4%
	Vivendi SE	175,700	1,787,517	0.3%
	Other Securities		19,043,044	2.6%

	TOTAL FRANCE		31,242,433	4.4%

	GERMANY — (3.7%)
*Ω	Covestro AG	52,883	2,648,579	0.4%
	Fresenius Medical Care AG	47,923	2,017,688	0.3%
	Other Securities		22,093,782	3.1%

	TOTAL GERMANY		26,760,049	3.8%

	GREECE — (0.1%)
	Other Securities		972,050	0.1%

	HONG KONG — (1.3%)
	Other Securities		9,170,772	1.3%

	HUNGARY — (0.0%)
	Other Securities		262,533	0.0%

	INDIA — (6.8%)
	Other Securities		49,258,922	6.9%

	INDONESIA — (0.5%)
	Other Securities		3,704,678	0.5%

	IRELAND — (0.9%)
	AIB Group PLC	320,177	1,657,292	0.2%
	Bank of Ireland Group PLC	330,642	3,527,758	0.5%
	Other Securities		934,853	0.2%

	TOTAL IRELAND		6,119,903	0.9%

	ISRAEL — (0.7%)
	Other Securities		4,804,568	0.7%

	ITALY — (3.1%)
	Banco BPM SpA	394,306	2,588,874	0.4%
	BPER Banca SpA	292,670	1,519,893	0.2%
	Leonardo SpA	105,578	2,426,399	0.4%
	Mediobanca Banca di Credito Finanziario SpA	144,530	2,053,497	0.3%
	Other Securities		13,780,237	1.8%

	TOTAL ITALY		22,368,900	3.1%

	JAPAN — (16.1%)
	Other Securities		116,932,315	16.4%

	KUWAIT — (0.1%)
	Other Securities		869,856	0.1%

52

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	MALAYSIA — (0.5%)
	Other Securities		$3,916,942	0.5%

	MEXICO — (0.8%)
	Other Securities		5,571,384	0.8%

	NETHERLANDS — (2.3%)
Ω	ABN AMRO Bank NV, GDR	112,128	1,796,129	0.3%
	Aegon Ltd.	419,896	2,615,048	0.4%
	ASR Nederland NV	41,960	2,099,657	0.3%
	NN Group NV	43,448	2,004,294	0.3%
	Other Securities		8,392,912	1.1%

	TOTAL NETHERLANDS		16,908,040	2.4%

	NEW ZEALAND — (0.2%)
	Other Securities		1,095,708	0.2%

	NORWAY — (0.6%)
	Other Securities		4,314,994	0.6%

	PHILIPPINES — (0.2%)
	Other Securities		1,140,242	0.2%

	POLAND — (0.3%)
	Other Securities		2,004,905	0.3%

	PORTUGAL — (0.4%)
	Other Securities		2,641,344	0.4%

	QATAR — (0.2%)
	Other Securities		1,558,571	0.2%

	SAUDI ARABIA — (1.2%)
	Other Securities		8,946,625	1.3%

	SINGAPORE — (0.7%)
	Other Securities		4,980,808	0.7%

	SOUTH AFRICA — (0.8%)
	Other Securities		5,512,459	0.8%

	SOUTH KOREA — (3.3%)
	Other Securities		24,066,420	3.4%

	SPAIN — (1.5%)
	Banco de Sabadell SA	1,583,992	3,025,747	0.4%
	Bankinter SA	197,117	1,558,044	0.2%
	Other Securities		6,155,987	0.9%

	TOTAL SPAIN		10,739,778	1.5%

	SWEDEN — (1.9%)
	Other Securities		13,902,265	2.0%

	SWITZERLAND — (4.1%)
	Adecco Group AG	44,732	1,564,835	0.2%

53

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Baloise Holding AG	13,844	$2,092,006	0.3%
Julius Baer Group Ltd.	45,729	2,453,743	0.4%
* Sandoz Group AG	63,033	2,142,296	0.3%
# Swatch Group AG	7,058	1,482,965	0.2%
Swiss Prime Site AG	16,975	1,567,350	0.2%
Other Securities		18,509,443	2.6%

TOTAL SWITZERLAND		29,812,638	4.2%

TAIWAN — (5.2%)
Other Securities		37,886,473	5.3%

THAILAND — (0.4%)
Other Securities		3,202,597	0.4%

TURKEY — (0.3%)
Other Securities		1,954,472	0.3%

UNITED ARAB EMIRATES — (0.7%)
Emaar Properties PJSC	1,185,965	2,651,931	0.4%
Other Securities		2,453,965	0.3%

TOTAL UNITED ARAB EMIRATES		5,105,896	0.7%

UNITED KINGDOM — (9.6%)
Barratt Developments PLC	329,588	1,862,212	0.3%
Centrica PLC	1,664,091	2,656,341	0.4%
DS Smith PLC	416,595	1,814,909	0.3%
J Sainsbury PLC	531,830	1,744,496	0.3%
Kingfisher PLC	587,635	1,810,106	0.3%
Marks & Spencer Group PLC	673,692	2,146,344	0.3%
Mondi PLC	119,950	2,273,220	0.3%
Persimmon PLC	88,805	1,438,022	0.2%
Taylor Wimpey PLC	1,294,937	2,121,913	0.3%
Vistry Group PLC	118,116	1,754,568	0.3%
Other Securities		50,084,716	6.8%

TOTAL UNITED KINGDOM		69,706,847	9.8%

UNITED STATES — (0.0%)
Other Securities		187,950	0.0%

TOTAL COMMON STOCKS		706,963,251	99.2%

PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
Other Securities		1,239,936	0.2%

COLOMBIA — (0.0%)
Other Security		38,749	0.0%

GERMANY — (0.1%)
Other Securities		1,092,686	0.1%

INDIA — (0.0%)
Other Security		18	0.0%

54

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$12,084	0.0%

TOTAL PREFERRED STOCKS		2,383,473	0.3%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		1,152	0.0%

BRAZIL — (0.0%)
Other Securities		40	0.0%

THAILAND — (0.0%)
Other Securities		40	0.0%

TOTAL RIGHTS/WARRANTS		1,232	0.0%

TOTAL INVESTMENT SECURITIES (Cost $631,967,814)		709,347,956

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	1,384,017	16,010,314	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $647,978,254)		$725,358,270	101.8%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$35,138,385	$6,807	$35,145,192
Austria	$8,122	3,756,991	—	3,765,113
Belgium	—	8,131,671	—	8,131,671
Brazil	7,496,572	363,163	—	7,859,735
Canada	56,426,829	—	—	56,426,829
Chile	—	748,241	—	748,241
China	620,287	37,335,225	72,907	38,028,419
Colombia	156,568	—	—	156,568
Denmark	—	16,239,321	—	16,239,321
Finland	—	12,837,825	—	12,837,825
France	—	31,242,433	—	31,242,433
Germany	—	26,760,049	—	26,760,049
Greece	—	972,050	—	972,050
Hong Kong	—	9,165,427	5,345	9,170,772
Hungary	—	262,533	—	262,533
India	26,412	49,111,978	120,532	49,258,922
Indonesia	—	3,693,982	10,696	3,704,678
Ireland	—	6,119,903	—	6,119,903
Israel	103,282	4,701,286	—	4,804,568
Italy	—	22,368,900	—	22,368,900

55

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Japan	$137,469	$116,794,846	—		$116,932,315
Kuwait	787,940	81,916	—		869,856
Malaysia	781	3,916,161	—		3,916,942
Mexico	5,529,965	41,419	—		5,571,384
Netherlands	731,379	16,176,661	—		16,908,040
New Zealand	—	1,095,708	—		1,095,708
Norway	29,339	4,285,655	—		4,314,994
Philippines	—	1,140,242	—		1,140,242
Poland	—	2,004,905	—		2,004,905
Portugal	—	2,641,344	—		2,641,344
Qatar	—	1,558,571	—		1,558,571
Saudi Arabia	49,279	8,897,346	—		8,946,625
Singapore	—	4,980,808	—		4,980,808
South Africa	849,301	4,663,158	—		5,512,459
South Korea	39,793	23,951,076	$75,551		24,066,420
Spain	—	10,739,778	—		10,739,778
Sweden	11,770	13,881,898	8,597		13,902,265
Switzerland	—	29,812,638	—		29,812,638
Taiwan	—	37,884,475	1,998		37,886,473
Thailand	3,081,410	121,187	—		3,202,597
Turkey	—	1,954,472	—		1,954,472
United Arab Emirates	58,821	5,047,075	—		5,105,896
United Kingdom	242,539	69,464,308	—		69,706,847
United States	—	187,950	—		187,950
Preferred Stocks
Brazil	1,220,792	19,144	—		1,239,936
Colombia	38,749	—	—		38,749
Germany	—	1,092,686	—		1,092,686
India	—	18	—		18
Philippines	—	12,084	—		12,084
Rights/Warrants
Australia	—	825	327		1,152
Brazil	—	40	—		40
Thailand	—	40	—		40
Securities Lending Collateral	—	16,010,314	—		16,010,314

Total Investments in Securities	$77,647,399	$647,408,111	$302,760	<>	$725,358,270

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

56

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	17,368,288	$658,431,814
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	18,495,623	288,161,801
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,248,511	121,503,022

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $650,758,913)		$1,068,096,637

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $1,629,612)	1,629,612	1,629,612

TOTAL INVESTMENTS — (100.0%) (Cost $652,388,525)		$1,069,726,249

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,068,096,637	—	—	$1,068,096,637
Temporary Cash Investments	1,629,612	—	—	1,629,612

Total Investments in Securities	$1,069,726,249	—	—	$1,069,726,249

See accompanying Notes to Financial Statements.

57

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,753,175	$161,370,275
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,606,184	71,764,346
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,103,741	48,701,605

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $154,890,690)		$281,836,226

As of April 30, 2024, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	527,573	NOK	5,701,000	Citibank, N.A.	05/02/24	$14,362
USD	8,315,682	GBP	6,563,000	Bank of New York Mellon	05/07/24	114,697
USD	478,631	HKD	3,742,000	Citibank, N.A.	05/08/24	201
USD	7,982,397	HKD	62,432,000	State Street Bank and Trust	05/08/24	219
USD	15,104,759	JPY	2,301,921,000	Bank of America Corp.	05/13/24	485,343
USD	618,530	SGD	840,000	Citibank, N.A.	05/13/24	2,885
USD	4,152,481	AUD	6,337,000	Citibank, N.A.	05/28/24	44,141
USD	529,428	NOK	5,818,000	Citibank, N.A.	05/30/24	5,320
USD	511,639	ILS	1,864,000	Citibank, N.A.	06/13/24	12,544
USD	2,095,463	DKK	14,341,000	Morgan Stanley and Co. International	06/25/24	37,703
USD	1,820,633	SEK	19,732,000	Morgan Stanley and Co. International	07/12/24	24,352
USD	4,717,608	CHF	4,241,000	State Street Bank and Trust	07/18/24	64,130
USD	4,296,772	CAD	5,857,000	State Street Bank and Trust	07/25/24	36,156

Total Appreciation						$842,053
NOK	5,701,000	USD	518,415	Citibank, N.A.	05/02/24	$(5,204)
USD	17,882,457	EUR	16,754,000	Bank of America Corp.	07/12/24	(50,826)

Total (Depreciation)						$(56,030)

Total Appreciation
(Depreciation)						$786,023

As of April 30, 2024, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	13	06/21/24	$3,388,986	$3,293,550	$(95,436)

Total Futures Contracts			$3,388,986	$3,293,550	$(95,436)

58

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$281,836,226	—	—	$281,836,226

Total Investments in Securities	$281,836,226	—	—	$281,836,226

Financial Instruments
Assets
Forward Currency Contracts**	—	$842,053	—	842,053
Liabilities
Forward Currency Contracts**	—	(56,030)	—	(56,030)
Futures Contracts**	(95,436)	—	—	(95,436)

Total Financial Instruments	$(95,436)	$786,023	—	$690,587

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

59

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,969,114,846

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,969,114,846

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

60

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,048,538,697

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,048,538,697

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

61

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,762,572,408

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,762,572,408

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

62

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (3.7%)
Petroleo Brasileiro SA	16,003,488	$136,408,423	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	12,524,337	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	20,842,503	0.1%
Vale SA	8,041,867	98,018,291	0.4%
Other Securities		748,172,771	2.7%

TOTAL BRAZIL		1,015,966,325	3.8%

CHILE — (0.4%)
Other Securities		115,400,478	0.4%

CHINA — (22.7%)
Alibaba Group Holding Ltd.	27,674,300	259,116,151	1.0%
Alibaba Group Holding Ltd., Sponsored ADR	697,227	52,187,441	0.2%
Bank of China Ltd., Class H	204,525,702	91,727,739	0.4%
BYD Co. Ltd., Class H	2,014,800	55,230,840	0.2%
China Construction Bank Corp., Class H	279,316,302	180,715,044	0.7%
China Merchants Bank Co. Ltd., Class H	15,816,646	68,499,626	0.3%
China Petroleum & Chemical Corp., Class H	83,340,400	49,746,017	0.2%
China Shenhua Energy Co. Ltd., Class H	11,838,000	49,133,234	0.2%
Industrial & Commercial Bank of China Ltd., Class H	126,091,725	67,613,917	0.3%
NetEase, Inc.	3,062,200	57,399,792	0.2%
* PDD Holdings, Inc., ADR	965,971	120,920,250	0.5%
PetroChina Co. Ltd., Class H	101,830,000	94,879,195	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	23,796,000	107,845,366	0.4%
Tencent Holdings Ltd.	16,794,600	737,000,497	2.8%
Other Securities		4,180,188,821	15.1%

TOTAL CHINA		6,172,203,930	22.9%

COLOMBIA — (0.1%)
Other Securities		30,549,948	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		27,507,909	0.1%

EGYPT — (0.0%)
Other Securities		8,898,760	0.0%

GREECE — (0.5%)
Other Securities		123,893,733	0.5%

HONG KONG — (0.0%)
Other Securities		2,753,057	0.0%

HUNGARY — (0.2%)
Other Securities		54,502,728	0.2%

INDIA — (20.6%)
Axis Bank Ltd.	8,031,580	111,773,770	0.4%
Bharti Airtel Ltd.	7,221,137	114,491,223	0.4%
HDFC Bank Ltd.	5,093,539	92,218,671	0.4%

63

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
ICICI Bank Ltd.	3,800,989	$52,366,803	0.2%
ICICI Bank Ltd., Sponsored ADR	4,263,961	117,386,846	0.5%
Infosys Ltd.	7,955,267	134,434,304	0.5%
ITC Ltd.	9,888,606	51,526,008	0.2%
Larsen & Toubro Ltd.	1,682,110	72,259,752	0.3%
Mahindra & Mahindra Ltd.	2,998,788	77,477,738	0.3%
REC Ltd.	11,795,505	71,714,210	0.3%
Reliance Industries Ltd.	5,206,360	182,640,853	0.7%
State Bank of India	5,267,332	51,699,859	0.2%
Tata Consultancy Services Ltd.	1,966,712	89,838,426	0.3%
Tata Motors Ltd.	6,502,401	78,420,595	0.3%
Other Securities		4,306,071,694	15.8%

TOTAL INDIA		5,604,320,752	20.8%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	91,803,500	55,199,998	0.2%
Other Securities		399,881,528	1.5%

TOTAL INDONESIA		455,081,526	1.7%

KUWAIT — (0.3%)
Other Securities		76,262,366	0.3%

MALAYSIA — (1.5%)
Other Securities		418,515,249	1.6%

MEXICO — (2.6%)
# America Movil SAB de CV, ADR	3,625,850	69,108,701	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,710,838	56,645,837	0.2%
Grupo Mexico SAB de CV, Class B	8,423,453	52,052,989	0.2%
Other Securities		528,629,358	1.9%

TOTAL MEXICO		706,436,885	2.6%

PERU — (0.1%)
Other Securities		24,101,183	0.1%

PHILIPPINES — (0.6%)
Other Securities		176,531,303	0.7%

POLAND — (1.1%)
Other Securities		289,804,116	1.1%

QATAR — (0.7%)
Qatar National Bank QPSC	13,164,893	50,122,515	0.2%
Other Securities		140,647,235	0.5%

TOTAL QATAR		190,769,750	0.7%

SAUDI ARABIA — (3.9%)
Al Rajhi Bank	3,883,026	82,589,082	0.3%
Saudi Telecom Co.	6,054,085	60,748,372	0.2%
Other Securities		920,627,111	3.4%

TOTAL SAUDI ARABIA		1,063,964,565	3.9%

64

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (2.7%)
Other Securities		$735,884,351	2.7%

SOUTH KOREA — (11.4%)
Hyundai Motor Co.	506,028	91,022,236	0.4%
KB Financial Group, Inc.	1,155,887	62,691,697	0.3%
Kia Corp.	1,141,175	96,683,274	0.4%
Samsung Electronics Co. Ltd.	10,738,571	596,921,058	2.2%
Shinhan Financial Group Co. Ltd.	1,478,212	49,663,905	0.2%
Other Securities		2,205,696,703	8.0%

TOTAL SOUTH KOREA		3,102,678,873	11.5%

TAIWAN — (18.5%)
ASE Technology Holding Co. Ltd.	11,331,387	50,975,337	0.2%
CTBC Financial Holding Co. Ltd.	57,892,931	60,423,920	0.2%
Hon Hai Precision Industry Co. Ltd.	18,429,403	87,730,361	0.3%
MediaTek, Inc.	2,965,823	89,423,033	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	1,027,466,055	3.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,758,804	378,894,141	1.4%
Other Securities		3,330,528,027	12.4%

TOTAL TAIWAN		5,025,440,874	18.7%

THAILAND — (1.7%)
Other Securities		460,726,556	1.7%

TURKEY — (1.3%)
Other Securities		359,725,560	1.3%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	22,589,280	50,511,786	0.2%
Other Securities		300,632,583	1.1%

TOTAL UNITED ARAB EMIRATES		351,144,369	1.3%

UNITED KINGDOM — (0.1%)
Other Security		16,504,544	0.1%

UNITED STATES — (0.0%)
Other Securities		899,855	0.0%

TOTAL COMMON STOCKS		26,610,469,545	98.8%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Petroleo Brasileiro SA , 8.432%	22,001,222	178,040,163	0.7%
Other Securities		144,094,404	0.5%

TOTAL BRAZIL		322,134,567	1.2%

CHILE — (0.0%)
Other Securities		3,508,603	0.0%

COLOMBIA — (0.0%)
Other Securities		5,432,873	0.0%

65

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$282	0.0%

PHILIPPINES — (0.0%)
Other Security		633,501	0.0%

TOTAL PREFERRED STOCKS		331,709,826	1.2%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		2,269	0.0%

INDIA — (0.0%)
Other Security		177,689	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,650	0.0%

TAIWAN — (0.0%)
Other Securities		40,145	0.0%

THAILAND — (0.0%)
Other Securities		6,392	0.0%

TOTAL RIGHTS/WARRANTS		229,145	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,525,755,184)		26,942,408,516

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	24,207,306	280,030,112	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $19,805,785,003)		$27,222,438,628	101.0%

As of April 30, 2024, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	818	06/21/24	$212,201,293	$207,240,300	$(4,960,993)

Total Futures Contracts			$212,201,293	$207,240,300	$(4,960,993)

66

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$1,001,217,490	$14,748,835	—		$1,015,966,325
Chile	26,390,246	89,010,232	—		115,400,478
China	473,531,908	5,678,134,793	$20,537,229		6,172,203,930
Colombia	29,568,500	981,448	—		30,549,948
Czech Republic	—	27,507,909	—		27,507,909
Egypt	91,869	8,806,891	—		8,898,760
Greece	1,139,604	122,754,129	—		123,893,733
Hong Kong	—	2,634,806	118,251		2,753,057
Hungary	—	54,502,728	—		54,502,728
India	182,299,487	5,419,910,382	2,110,883		5,604,320,752
Indonesia	7,110,453	447,426,260	544,813		455,081,526
Kuwait	70,296,974	5,965,392	—		76,262,366
Malaysia	51,041	418,464,208	—		418,515,249
Mexico	703,100,813	3,336,072	—		706,436,885
Peru	24,101,111	72	—		24,101,183
Philippines	2,915,526	173,615,777	—		176,531,303
Poland	—	289,804,116	—		289,804,116
Qatar	—	190,769,750	—		190,769,750
Saudi Arabia	1,286,963	1,062,677,602	—		1,063,964,565
South Africa	88,651,778	647,232,573	—		735,884,351
South Korea	59,632,544	3,039,323,183	3,723,146		3,102,678,873
Taiwan	384,196,781	4,640,750,904	493,189		5,025,440,874
Thailand	423,305,623	37,420,933	—		460,726,556
Turkey	—	359,725,560	—		359,725,560
United Arab Emirates	1,991,334	349,153,035	—		351,144,369
United Kingdom	16,504,544	—	—		16,504,544
United States	626,302	273,553	—		899,855
Preferred Stocks
Brazil	321,604,891	529,676	—		322,134,567
Chile	—	3,508,603	—		3,508,603
Colombia	5,432,873	—	—		5,432,873
India	—	282	—		282
Philippines	—	633,501	—		633,501
Rights/Warrants
Brazil	—	2,269	—		2,269
India	—	177,689	—		177,689
South Korea	—	2,650	—		2,650
Taiwan	—	40,145	—		40,145
Thailand	—	6,392	—		6,392
Securities Lending Collateral	—	280,030,112	—		280,030,112

Total Investments in Securities	$3,825,048,655	$23,369,862,462	$27,527,511	<>	$27,222,438,628

Financial Instruments
Liabilities
Futures Contracts**	(4,960,993)	—	—		(4,960,993)

Total Financial Instruments	$(4,960,993)	—	—		$(4,960,993)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

67

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
BRAZIL — (3.5%)
*	Embraer SA	91,982	$590,764	0.3%
*Ω	Hapvida Participacoes e Investimentos SA	791,791	562,668	0.2%
	Other Securities		7,370,863	3.0%

TOTAL BRAZIL			8,524,295	3.5%

CHILE — (0.3%)
	Other Securities		841,896	0.3%

CHINA — (18.8%)
#	China Hongqiao Group Ltd.	396,000	546,432	0.2%
	China Mengniu Dairy Co. Ltd.	456,000	944,593	0.4%
	Geely Automobile Holdings Ltd.	973,000	1,171,062	0.5%
	Kunlun Energy Co. Ltd.	728,000	705,708	0.3%
	Sinopharm Group Co. Ltd., Class H	220,400	556,590	0.3%
	Wharf Holdings Ltd.	183,000	588,776	0.3%
*Ω	Wuxi Biologics Cayman, Inc.	519,000	899,082	0.4%
	Other Securities		40,810,310	16.5%

TOTAL CHINA			46,222,553	18.9%

COLOMBIA — (0.0%)
	Other Securities		96,522	0.0%

GREECE — (0.6%)
	Other Securities		1,463,243	0.6%

INDIA — (25.1%)
	Aurobindo Pharma Ltd.	53,022	729,541	0.3%
	Bharat Heavy Electricals Ltd.	185,535	622,870	0.3%
	Cholamandalam Investment & Finance Co. Ltd.	46,252	662,809	0.3%
	Cipla Ltd.	56,480	945,863	0.4%
	Dr Reddy’s Laboratories Ltd., ADR	11,240	825,803	0.4%
	Federal Bank Ltd.	298,315	580,322	0.3%
	GAIL India Ltd.	318,390	795,376	0.3%
	Hero MotoCorp Ltd.	16,291	885,693	0.4%
	Info Edge India Ltd.	8,600	621,085	0.3%
	Jindal Stainless Ltd.	67,116	567,707	0.2%
	Jindal Steel & Power Ltd.	67,480	748,911	0.3%
	JSW Energy Ltd.	106,314	802,404	0.3%
	Lupin Ltd.	29,069	573,100	0.2%
	Power Finance Corp. Ltd.	221,346	1,161,355	0.5%
	REC Ltd.	223,482	1,358,724	0.6%
	Samvardhana Motherson International Ltd.	372,045	582,442	0.3%
	Shriram Finance Ltd.	43,535	1,324,768	0.6%
	Sundaram Finance Ltd.	9,828	556,900	0.2%
	Tata Consumer Products Ltd.	84,056	1,112,288	0.5%
*	Yes Bank Ltd.	2,017,709	631,070	0.3%
	Other Securities		45,673,462	18.2%

TOTAL INDIA			61,762,493	25.2%

68

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (1.5%)
Other Securities		$3,825,194	1.6%

KUWAIT — (0.6%)
Other Securities		1,472,756	0.6%

MALAYSIA — (1.9%)
Other Securities		4,683,391	1.9%

MEXICO — (2.7%)
* Cemex SAB de CV, Sponsored ADR	156,566	1,238,437	0.5%
Other Securities		5,345,876	2.2%

TOTAL MEXICO		6,584,313	2.7%

PHILIPPINES — (0.5%)
Other Securities		1,363,669	0.5%

POLAND — (1.1%)
Other Securities		2,642,939	1.1%

QATAR — (0.8%)
Other Securities		1,962,533	0.8%

SAUDI ARABIA — (4.6%)
Arab National Bank	119,348	980,963	0.4%
Banque Saudi Fransi	72,951	711,849	0.3%
Etihad Etisalat Co.	69,362	960,119	0.4%
Sahara International Petrochemical Co.	66,578	608,508	0.3%
Savola Group	44,673	600,300	0.3%
Other Securities		7,409,804	2.9%

TOTAL SAUDI ARABIA		11,271,543	4.6%

SOUTH AFRICA — (2.3%)
Aspen Pharmacare Holdings Ltd.	50,127	597,159	0.3%
Other Securities		5,195,533	2.1%

TOTAL SOUTH AFRICA		5,792,692	2.4%

SOUTH KOREA — (11.1%)
DB Insurance Co. Ltd.	8,646	606,472	0.3%
Other Securities		26,772,248	10.9%

TOTAL SOUTH KOREA		27,378,720	11.2%

TAIWAN — (18.3%)
Acer, Inc.	479,000	659,082	0.3%
AUO Corp.	1,056,000	590,472	0.3%
Catcher Technology Co. Ltd.	97,000	647,929	0.3%
Compal Electronics, Inc.	784,000	855,155	0.4%
Innolux Corp.	1,417,804	616,604	0.3%
Powertech Technology, Inc.	120,000	639,044	0.3%
* Shin Kong Financial Holding Co. Ltd.	2,235,698	590,802	0.3%
Taiwan Business Bank	1,134,699	589,123	0.3%
# Walsin Lihwa Corp.	501,607	566,596	0.2%
WPG Holdings Ltd.	295,000	796,743	0.3%
Other Securities		38,439,291	15.4%

TOTAL TAIWAN		44,990,841	18.4%

69

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (1.4%)
Other Securities		$3,577,232	1.5%

TURKEY — (1.4%)
Other Securities		3,392,043	1.4%

UNITED ARAB EMIRATES — (2.5%)
Aldar Properties PJSC	383,104	569,337	0.2%
Dubai Islamic Bank PJSC	441,639	668,665	0.3%
Emaar Properties PJSC	1,027,143	2,296,807	1.0%
Other Securities		2,553,635	1.0%

TOTAL UNITED ARAB EMIRATES		6,088,444	2.5%

TOTAL COMMON STOCKS		243,937,312	99.7%

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.5%)
Other Securities		1,153,901	0.5%

COLOMBIA — (0.0%)
Other Security		55,098	0.0%

INDIA — (0.0%)
Other Security		14	0.0%

TOTAL PREFERRED STOCKS		1,209,013	0.5%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		310	0.0%

INDIA — (0.0%)
Other Security		4,308	0.0%

THAILAND — (0.0%)
Other Securities		316	0.0%

TOTAL RIGHTS/WARRANTS		4,934	0.0%

TOTAL INVESTMENT SECURITIES (Cost $213,471,552)		245,151,259

		Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	104,151	1,204,818	0.5%

TOTAL INVESTMENTS—(100.0%) (Cost $214,676,370)		$246,356,077	100.7%

70

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2024, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/21/24	$1,794,305	$1,773,450	$(20,855)

Total Futures Contracts			$1,794,305	$1,773,450	$(20,855)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$8,200,630	$323,665	—		$8,524,295
Chile	—	841,896	—		841,896
China	2,031,683	43,780,800	$410,070		46,222,553
Colombia	96,522	—	—		96,522
Greece	—	1,463,243	—		1,463,243
India	859,738	60,824,213	78,542		61,762,493
Indonesia	—	3,813,943	11,251		3,825,194
Kuwait	1,165,039	307,717	—		1,472,756
Malaysia	718	4,682,673	—		4,683,391
Mexico	6,097,680	486,633	—		6,584,313
Philippines	—	1,363,669	—		1,363,669
Poland	—	2,642,939	—		2,642,939
Qatar	—	1,962,533	—		1,962,533
Saudi Arabia	21,441	11,250,102	—		11,271,543
South Africa	428,062	5,364,630	—		5,792,692
South Korea	38,997	27,276,561	63,162		27,378,720
Taiwan	—	44,987,492	3,349		44,990,841
Thailand	3,486,513	90,719	—		3,577,232
Turkey	—	3,392,043	—		3,392,043
United Arab Emirates	79,714	6,001,077	7,653		6,088,444
Preferred Stocks
Brazil	1,138,181	15,720	—		1,153,901
Colombia	55,098	—	—		55,098
India	—	14	—		14
Rights/Warrants
Brazil	—	310	—		310
India	—	4,308	—		4,308
Thailand	—	316	—		316
Securities Lending Collateral	—	1,204,818	—		1,204,818

Total Investments in Securities	$23,700,016	$222,082,034	$574,027	<>	$246,356,077

Financial Instruments
Liabilities
Futures Contracts**	(20,855)	—	—		(20,855)

Total Financial Instruments	$(20,855)	—	—		$(20,855)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

71

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.9%)
	BRAZIL — (5.0%)
	Petroleo Brasileiro SA	413,702	$3,526,259	0.4%
#	Petroleo Brasileiro SA, Sponsored ADR	100,493	1,619,947	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	68,868	1,168,690	0.2%
	Vale SA, Sponsored ADR	475,821	5,790,742	0.7%
	Other Securities		30,442,167	3.6%

	TOTAL BRAZIL		42,547,805	5.1%

	CHILE — (0.6%)
	Other Securities		5,104,661	0.6%

	COLOMBIA — (0.2%)
	Other Securities		1,410,385	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		996,031	0.1%

	EGYPT — (0.1%)
	Other Securities		361,912	0.0%

	GREECE — (0.6%)
	Other Securities		5,362,341	0.6%

	HUNGARY — (0.3%)
	Other Securities		2,242,384	0.3%

	INDIA — (27.1%)
	Axis Bank Ltd.	346,667	4,824,490	0.6%
	Bajaj Finance Ltd.	19,972	1,651,815	0.2%
	Bharti Airtel Ltd.	272,662	4,323,059	0.5%
	HCL Technologies Ltd.	115,015	1,877,634	0.2%
	HDFC Bank Ltd.	259,802	4,703,723	0.6%
	ICICI Bank Ltd.	227,949	3,140,488	0.4%
	ICICI Bank Ltd., Sponsored ADR	166,469	4,582,892	0.6%
	Infosys Ltd.	352,587	5,958,290	0.7%
	ITC Ltd.	396,949	2,068,360	0.3%
	Larsen & Toubro Ltd.	52,847	2,270,191	0.3%
	Mahindra & Mahindra Ltd.	122,888	3,174,977	0.4%
	Power Finance Corp. Ltd.	320,262	1,680,346	0.2%
	Reliance Industries Ltd.	125,888	4,416,193	0.5%
Ω	Reliance Industries Ltd., GDR	31,421	2,215,771	0.3%
Ω	Reliance Industries Ltd., GDR	44,787	3,166,441	0.4%
	Shriram Finance Ltd.	53,495	1,627,846	0.2%
	Tata Consultancy Services Ltd.	70,992	3,242,880	0.4%
	Tata Motors Ltd.	221,563	2,672,106	0.3%
	Tata Steel Ltd.	942,537	1,855,097	0.2%
	Other Securities		169,422,104	20.2%

	TOTAL INDIA		228,874,703	27.5%

72

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (2.3%)
Bank Central Asia Tbk. PT	3,788,900	$2,278,206	0.3%
Bank Mandiri Persero Tbk. PT	5,499,800	2,324,638	0.3%
Other Securities		14,995,630	1.8%

TOTAL INDONESIA		19,598,474	2.4%

KUWAIT — (0.8%)
Kuwait Finance House KSCP	717,166	1,674,861	0.2%
Other Securities		5,420,109	0.7%

TOTAL KUWAIT		7,094,970	0.9%

MALAYSIA — (2.1%)
Other Securities		17,542,940	2.1%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	236,960	2,350,407	0.3%
Grupo Mexico SAB de CV, Class B	373,253	2,306,528	0.3%
Other Securities		20,059,053	2.4%

TOTAL MEXICO		24,715,988	3.0%

PERU — (0.1%)
Other Securities		409,052	0.1%

PHILIPPINES — (0.7%)
Other Securities		6,157,900	0.7%

POLAND — (1.4%)
Other Securities		11,766,276	1.4%

QATAR — (1.0%)
Qatar National Bank QPSC	527,665	2,008,972	0.3%
Other Securities		6,547,231	0.7%

TOTAL QATAR		8,556,203	1.0%

SAUDI ARABIA — (4.8%)
Al Rajhi Bank	135,589	2,883,877	0.4%
Saudi National Bank	251,689	2,519,522	0.3%
Saudi Telecom Co.	244,165	2,450,019	0.3%
Other Securities		32,304,463	3.8%

TOTAL SAUDI ARABIA		40,157,881	4.8%

SOUTH AFRICA — (3.4%)
FirstRand Ltd.	560,118	1,933,611	0.2%
Other Securities		26,907,439	3.3%

TOTAL SOUTH AFRICA		28,841,050	3.5%

SOUTH KOREA — (15.5%)
Hana Financial Group, Inc.	43,015	1,814,235	0.2%
Hyundai Motor Co.	21,302	3,831,716	0.5%
KB Financial Group, Inc.	52,610	2,853,403	0.4%
Kia Corp.	37,129	3,145,664	0.4%
LG Chem Ltd.	7,336	2,107,986	0.3%
Samsung Electronics Co. Ltd.	304,870	16,946,698	2.1%
Samsung Electronics Co. Ltd., GDR	3,955	5,572,595	0.7%

73

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Samsung SDI Co. Ltd.	6,994	$2,164,426	0.3%
SK Hynix, Inc.	55,500	6,849,010	0.8%
Other Securities		85,968,823	10.0%

TOTAL SOUTH KOREA		131,254,556	15.7%

TAIWAN — (23.3%)
CTBC Financial Holding Co. Ltd.	2,116,000	2,208,508	0.3%
Hon Hai Precision Industry Co. Ltd.	995,000	4,736,546	0.6%
MediaTek, Inc.	115,000	3,467,385	0.4%
Novatek Microelectronics Corp.	89,000	1,681,674	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,747,001	41,829,748	5.0%
Uni-President Enterprises Corp.	799,000	1,874,139	0.2%
# United Microelectronics Corp.	1,065,000	1,636,290	0.2%
Other Securities		139,531,676	16.7%

TOTAL TAIWAN		196,965,966	23.6%

THAILAND — (2.1%)
Other Securities		17,898,533	2.1%

TURKEY — (1.5%)
Other Securities		12,632,010	1.5%

UNITED ARAB EMIRATES — (1.9%)
Emaar Properties PJSC	854,324	1,910,350	0.2%
Other Securities		14,014,676	1.7%

TOTAL UNITED ARAB EMIRATES		15,925,026	1.9%

UNITED KINGDOM — (0.1%)
Other Security		827,778	0.1%

UNITED STATES — (0.0%)
Other Security		20,262	0.0%

TOTAL COMMON STOCKS		827,265,087	99.2%

PREFERRED STOCKS — (1.2%)

BRAZIL — (1.2%)
Petroleo Brasileiro SA , 8.432%	548,514	4,438,732	0.6%
Other Securities		5,213,356	0.6%

TOTAL BRAZIL		9,652,088	1.2%

CHILE — (0.0%)
Other Securities		64,554	0.0%

COLOMBIA — (0.0%)
Other Securities		143,799	0.0%

INDIA — (0.0%)
Other Security		23	0.0%

TOTAL PREFERRED STOCKS		9,860,464	1.2%

74

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$309	0.0%

INDIA — (0.0%)
Other Security		8,705	0.0%

MALAYSIA — (0.0%)
Other Security		1,133	0.0%

TAIWAN — (0.0%)
Other Securities		727	0.0%

THAILAND — (0.0%)
Other Securities		99	0.0%

TOTAL RIGHTS/WARRANTS		10,973	0.0%

TOTAL INVESTMENT SECURITIES (Cost $742,389,505)		837,136,524

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	663,142	7,671,221	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $750,060,618)		$844,807,745	101.3%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$41,766,609	$781,196	—	$42,547,805
Chile	1,373,184	3,731,477	—	5,104,661
Colombia	1,406,221	4,164	—	1,410,385
Czech Republic	—	996,031	—	996,031
Egypt	195,381	166,531	—	361,912
Greece	52,583	5,309,758	—	5,362,341
Hungary	—	2,242,384	—	2,242,384
India	12,516,146	216,323,751	$34,806	228,874,703
Indonesia	—	19,587,939	10,535	19,598,474
Kuwait	6,466,745	628,225	—	7,094,970
Malaysia	602	17,542,338	—	17,542,940
Mexico	24,715,988	—	—	24,715,988
Peru	409,052	—	—	409,052
Philippines	165,300	5,992,600	—	6,157,900
Poland	—	11,766,276	—	11,766,276
Qatar	—	8,556,203	—	8,556,203
Saudi Arabia	54,106	40,103,775	—	40,157,881
South Africa	2,896,179	25,944,871	—	28,841,050
South Korea	5,809,003	125,300,083	145,470	131,254,556
Taiwan	667,055	196,298,911	—	196,965,966

75

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$16,102,128	$1,796,405	—		$17,898,533
Turkey	—	12,632,010	—		12,632,010
United Arab Emirates	66,902	15,858,124	—		15,925,026
United Kingdom	827,778	—	—		827,778
United States	—	20,262	—		20,262
Preferred Stocks
Brazil	9,619,134	32,954	—		9,652,088
Chile	—	64,554	—		64,554
Colombia	143,799	—	—		143,799
India	—	23	—		23
Rights/Warrants
Brazil	—	309	—		309
India	—	8,705	—		8,705
Malaysia	—	1,133	—		1,133
Taiwan	—	727	—		727
Thailand	—	99	—		99
Securities Lending Collateral	—	7,671,221	—		7,671,221

Total Investments in Securities	$125,253,895	$719,363,039	$190,811	<>	$844,807,745

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$89,868	$11,661,428
Investment Securities at Value (including $274,028, $1,573,552, $0 and $0 of securities on loan, respectively)	$5,760,297	$30,557,701	—	—
Temporary Cash Investments at Value & Cost	—	—	—	116,704
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $249,431, $1,293,325, $0 and $0, respectively)	249,430	1,293,311	—	—
Segregated Cash for Futures Contracts	2,431	12,236	—	4,897
Foreign Currencies at Value	3,091	42,327	—	—
Cash	58,664	279,424	43	—
Receivables:
Investment Securities Sold	6,584	47,412	—	—
Dividends, Interest and Tax Reclaims	36,312	205,737	—	500
Securities Lending Income	250	1,664	—	—
Fund Shares Sold	1,257	9,280	2	9,378
Unrealized Gain on Foreign Currency Contracts	4	67	—	—
Prepaid Expenses and Other Assets	24	130	16	96

Total Assets	6,118,344	32,449,289	89,929	11,793,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,513	1,293,723	—	—
Investment Securities Purchased	3,439	29,273	—	—
Fund Shares Redeemed	2,014	28,944	18	6,875
Due to Advisor	681	5,165	9	2,428
Futures Margin Variation	824	3,705	—	1,660
Unrealized Loss on Foreign Currency Contracts	2	9	—	—
Accrued Expenses and Other Liabilities	114	1,218	3	430

Total Liabilities	256,587	1,362,037	30	11,393

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,861,757	$31,087,252	$89,899	$11,781,610

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,861,757; $31,087,252; $89,899 and $11,781,610, respectively and shares outstanding of 217,437,343, 1,995,629,867, 6,205,485 and 606,713,886, respectively, $0.01 Par Value (1)	$26.96	$15.58	$14.49	$19.42

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$74,369	N/A

Investment Securities at Cost	$3,749,718	$23,497,062	N/A	N/A

Foreign Currencies at Cost	$3,104	$42,992	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,359,225	$24,944,924	$75,095	$10,464,044
Total Distributable Earnings (Loss)	1,502,532	6,142,328	14,804	1,317,566

NET ASSETS	$5,861,757	$31,087,252	$89,899	$11,781,610

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$215,314	$145,076	$20,512	$766,952
Receivables:
Fund Shares Sold	58	1	—	30
Prepaid Expenses and Other Assets	12	11	14	13

Total Assets	215,384	145,088	20,526	766,995

LIABILITIES:
Payables:
Fund Shares Redeemed	56	18	20	10
Due to Advisor	44	30	5	158
Accrued Expenses and Other Liabilities	14	15	3	12

Total Liabilities	114	63	28	180

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$215,270	$145,025	$20,498	$766,815

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $215,270; $145,025; $20,498 and $766,815, respectively and shares outstanding of 9,820,723, 8,394,115, 809,669 and 25,397,428, respectively, $0.01 Par Value (1)	$21.92	$17.28	$25.32	$30.19

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$193,422	$203,541	$22,512	$651,559
Total Distributable Earnings (Loss)	21,848	(58,516)	(2,014)	115,256

NET ASSETS	$215,270	$145,025	$20,498	$766,815

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio*	Portfolio*	Value Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$1,815,585	—	—
Investment Securities at Value (including $88,661, $135,925, $397,201 and $212,329 of securities on loan, respectively)	$3,234,473	4,959,990	$10,992,479	$3,358,587
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $54,129, $139,901, $311,326 and $172,072, respectively)	54,128	139,899	311,324	172,071
Segregated Cash for Futures Contracts	991	2,537	5,568	1,286
Foreign Currencies at Value	4,051	—	7,298	2,371
Cash	28,665	68,721	103,153	39,759
Receivables:
Investment Securities Sold	1,604	2,100	12,567	4,817
Dividends, Interest and Tax Reclaims	26,935	3,383	100,425	24,742
Securities Lending Income	89	69	385	240
Fund Shares Sold	476	4,145	3,253	1,002
Unrealized Gain on Foreign Currency Contracts	6	—	11	6
Prepaid Expenses and Other Assets	241	55	31	15

Total Assets	3,351,659	6,996,484	11,536,494	3,604,896

LIABILITIES:
Payables:
Upon Return of Securities Loaned	54,288	139,885	311,306	172,091
Investment Securities Purchased	570	—	2,851	1,490
Fund Shares Redeemed	3,863	7,899	6,944	1,047
Due to Advisor	660	722	3,614	852
Futures Margin Variation	336	860	1,460	436
Unrealized Loss on Foreign Currency Contracts	1	—	—	1
Deferred Taxes Payable	4	—	—	—
Accrued Expenses and Other Liabilities	179	231	924	174

Total Liabilities	59,901	149,597	327,099	176,091

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,291,758	$6,846,887	$11,209,395	$3,428,805

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,291,758; $6,846,887; $11,209,395 and $3,428,805, respectively and shares outstanding of 945,859,172, 727,435,612, 507,560,111 and 251,794,677, respectively, $0.01 Par Value (1)	$3.48	$9.41	$22.08	$13.62

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,410,580	$—	$—

Investment Securities at Cost	$3,516,139	$4,618,183	$8,916,473	$2,508,792

Foreign Currencies at Cost	$4,070	$—	$7,372	$2,383

NET ASSETS CONSIST OF:
Paid-In Capital	$5,119,265	$7,454,837	$8,988,994	$2,629,416
Total Distributable Earnings (Loss)	(1,827,507)	(607,950)	2,220,401	799,389

NET ASSETS	$3,291,758	$6,846,887	$11,209,395	$3,428,805

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International
	High Relative		World ex U.S.	World ex U.S.
	Profitability	World ex U.S.	Core Equity	Targeted Value
	Portfolio*	Value Portfolio	Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$270,891	—	—
Investment Securities at Value (including $89,745, $0, $202,485 and $23,970 of securities on loan, respectively)	$1,577,699	—	$3,926,959	$709,348
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $87,891, $0, $144,181 and $16,010, respectively)	87,891	—	144,180	16,010
Segregated Cash for Futures Contracts	—	—	1,475	—
Foreign Currencies at Value	175	—	23,330	1,391
Cash	1,282	131	19,081	342
Receivables:
Investment Securities Sold	4,716	—	5,352	74
Dividends, Interest and Tax Reclaims	8,020	—	20,370	4,672
Securities Lending Income	103	—	291	33
Fund Shares Sold	369	146	1,210	59
Unrealized Gain on Foreign Currency Contracts	1	—	—	1
Prepaid Expenses and Other Assets	23	11	24	22

Total Assets	1,680,279	271,179	4,142,272	731,952

LIABILITIES:
Payables:
Upon Return of Securities Loaned	87,912	—	144,241	16,010
Investment Securities Purchased	974	—	5,867	—
Fund Shares Redeemed	3,489	2	1,725	128
Due to Advisor	339	30	819	235
Futures Margin Variation	—	—	500	—
Unrealized Loss on Foreign Currency Contracts	10	—	2	—
Deferred Taxes Payable	—	—	15,749	2,680
Accrued Expenses and Other Liabilities	118	1	321	103

Total Liabilities	92,842	33	169,224	19,156

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,587,437	$271,146	$3,973,048	$712,796

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,587,437; $271,146; $3,973,048 and $712,796, respectively and shares outstanding of 124,191,185, 20,732,454, 302,682,132 and 49,705,944, respectively, $0.01 Par Value (1)	$12.78	$13.08	$13.13	$14.34

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$211,331	$—	$—

Investment Securities at Cost	$1,247,305	N/A	$3,125,215	$631,968

Foreign Currencies at Cost	$176	$—	$23,531	$1,395

NET ASSETS CONSIST OF:
Paid-In Capital	$1,298,522	$221,438	$3,274,429	$641,697
Total Distributable Earnings (Loss)	288,915	49,708	698,619	71,099

NET ASSETS	$1,587,437	$271,146	$3,973,048	$712,796

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio	Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,068,097	$281,836	$4,969,115	$4,048,539
Temporary Cash Investments at Value & Cost	1,630	—	—	—
Segregated Cash for Futures Contracts	—	153	—	—
Cash	—	2,739	—	—
Receivables:
Dividends and Interest	1	—	—	—
Fund Shares Sold	140	146	1,750	603
Unrealized Gain on Forward Currency Contracts	—	842	—	—
Prepaid Expenses and Other Assets	18	11	28	35

Total Assets	1,069,886	285,727	4,970,893	4,049,177

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	1,245	279	—	—
Fund Shares Redeemed	237	10	2,234	3,096
Due to Advisor	44	12	761	1,052
Futures Margin Variation	—	52	—	—
Unrealized Loss on Forward Currency Contracts	—	56	—	—
Accrued Expenses and Other Liabilities	14	3	127	93

Total Liabilities	1,540	412	3,122	4,241

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,068,346	$285,315	$4,967,771	$4,044,936

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,068,346; $285,315; $4,967,771 and $4,044,936, respectively and shares outstanding of 47,245,085, 14,048,079, 175,788,460 and 173,038,790, respectively, $0.01 Par Value (1)	$22.61	$20.31	$28.26	$23.38

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$650,759	$154,891	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$668,097	$153,218	$3,191,827	$3,371,093
Total Distributable Earnings (Loss)	400,249	132,097	1,775,944	673,843

NET ASSETS	$1,068,346	$285,315	$4,967,771	$4,044,936

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

		Emerging
	Emerging	Markets Core	Emerging	Emerging
	Markets Value	Equity	Markets Targeted	Markets ex China Core
	Portfolio	Portfolio*	Value Portfolio*	Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,762,572	—	—	—
Investment Securities at Value (including $0, $1,394,921, $6,903 and $20,277 of securities on loan, respectively)	—	$26,942,409	$245,151	$837,137
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $280,030, $1,205 and $7,671, respectively)	—	280,030	1,205	7,671
Segregated Cash for Futures Contracts	—	9,652	83	—
Foreign Currencies at Value	—	165,783	868	19,883
Cash	—	101,230	2,084	18,839
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	23,892	—	689
Dividends and Interest	—	48,971	397	1,534
Securities Lending Income	—	3,848	20	67
Fund Shares Sold	2,103	8,530	86	275
Futures Margin Variation	—	—	—	699
Unrealized Gain on Foreign Currency Contracts.	—	—	—	1
Prepaid Expenses and Other Assets	50	117	14	25

Total Assets	10,764,725	27,584,462	249,908	886,820

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	280,127	1,206	7,671
Investment Securities/Affiliated Investment Companies Purchased	—	12,972	172	29,069
Fund Shares Redeemed	9,763	20,468	295	9,748
Due to Advisor	2,467	7,240	80	221
Futures Margin Variation	—	3,272	28	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	31
Deferred Taxes Payable	—	311,930	3,304	6,293
Accrued Expenses and Other Liabilities	347	4,103	65	147

Total Liabilities	12,577	640,112	5,150	53,180

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$10,752,148	$26,944,350	$244,758	$833,640

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,752,148; $26,944,350; $244,758 and $833,640, respectively and shares outstanding of 350,700,133, 1,163,835,843, 21,611,320 and 82,101,515, respectively, $0.01 Par Value (1)	$30.66	$23.15	$11.33	$10.15

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,525,755	$213,472	$742,390

Foreign Currencies at Cost	$—	$166,258	$870	$19,895

NET ASSETS CONSIST OF:
Paid-In Capital	$10,122,151	$22,562,571	$211,197	$779,178
Total Distributable Earnings (Loss)	629,997	4,381,779	33,561	54,462

NET ASSETS	$10,752,148	$26,944,350	$244,758	$833,640

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio#	Portfolio#	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $45 and $16,399, respectively)	—	—	$400	$157,545
Interest	—	—	1	445
Income from Securities Lending, Net	—	—	24	4,860
Expenses Allocated from Affiliated Investment Companies	—	—	(26)	(6,462)
Income Distributions Received from Affiliated Investment Companies	—	—	310	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	709	156,388

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,883, $47,038, $0 and $0, respectively)	$87,724	$474,278	—	—
Income from Securities Lending, Net	1,040	7,859	—	—

Total Fund Investment Income	88,764	482,137	—	—

Fund Expenses
Investment Management Fees	3,997	30,368	148	14,072
Accounting & Transfer Agent Fees	426	2,389	9	738
Custodian Fees	145	877	—	1
Filing Fees	26	106	10	70
Shareholders’ Reports	61	266	6	309
Directors’/Trustees’ Fees & Expenses	19	105	—	38
Professional Fees	46	245	—	59
Other	104	465	2	73

Total Fund Expenses	4,824	34,821	175	15,360

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	95	—
Fees Paid Indirectly (Note C)	73	—	—	—

Net Expenses	4,751	34,821	80	15,360

Net Investment Income (Loss)	84,013	447,316	629	141,028

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	688	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(12,307)	114,974	—	—
Affiliated Investment Companies Shares Sold	8	59	34	—
Transactions Allocated from Affiliated Investment Company**	—	—	229	72,052
Futures	7,918	32,387	—	17,779
Foreign Currency Transactions	1,170	368	—	—
In-Kind Redemptions	27,888	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	760,667	3,925,435	—	—
Affiliated Investment Companies Shares	2	(13)	7,558	—
Transactions Allocated from Affiliated Investment Company***	—	—	4,029	1,406,186
Futures	397	5,602	—	(690)
Translation of Foreign Currency-Denominated Amounts	(605)	(3,381)	—	—

Net Realized and Unrealized Gain (Loss)	785,138	4,075,431	12,538	1,495,327

Net Increase (Decrease) in Net Assets Resulting from Operations	$869,151	$4,522,747	$13,167	$1,636,355

**	Net of foreign capital gain taxes withheld of $0, $0, $17 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $338, $41, $3 and $1,451, respectively)	$3,041	$2,363	$350	$9,259
Interest	6	6	1	35
Income from Securities Lending, Net	115	149	2	281
Expenses Allocated from Affiliated Investment Companies	(129)	(94)	(11)	(429)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	3,033	2,424	342	9,146

Fund Expenses
Investment Management Fees	380	276	35	1,300
Accounting & Transfer Agent Fees	22	19	3	74
Filing Fees	9	9	8	10
Shareholders’ Reports	5	4	3	5
Directors’/Trustees’ Fees & Expenses	1	1	—	3
Professional Fees	1	1	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	1	2	1	2

Total Fund Expenses	419	312	50	1,398

Fees Waived, Expenses Reimbursed by Advisor (Note C)	109	79	10	373

Net Expenses	310	233	40	1,025

Net Investment Income (Loss)	2,723	2,191	302	8,121

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	5,612	(11,665)	(253)	10,360
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	15,906	30,931	3,978	100,684

Net Realized and Unrealized Gain (Loss)	21,518	19,266	3,725	111,044

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,241	$21,457	$4,027	$119,165

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio#	Portfolio#	Value Portfolio#	Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$104,602	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	104,602	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,256, $0, $20,166 and $5,753, respectively)	$76,005	101,271	$190,285	$52,715
Income from Securities Lending, Net	875	241	1,856	1,127

Total Fund Investment Income	76,880	101,512	192,141	53,842

Fund Expenses
Investment Management Fees	4,137	6,831	21,167	5,003
Accounting & Transfer Agent Fees	186	546	819	326
Custodian Fees	177	17	477	166
Filing Fees	17	45	35	21
Shareholders’ Reports	37	153	128	39
Directors’/Trustees’ Fees & Expenses	14	27	38	12
Professional Fees	33	41	89	27
Previously Waived Fees Recovered by Advisor (Note C)	—	2	—	—
Other	74	65	185	83

Total Fund Expenses	4,675	7,727	22,938	5,677

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	2,371	—	—
Fees Paid Indirectly (Note C)	82	17	—	—

Net Expenses	4,593	5,339	22,938	5,677

Net Investment Income (Loss)	72,287	200,775	169,203	48,165

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(191,902)	(98,937)	177,738	(15,770)
Affiliated Investment Companies Shares Sold	7	(106,864)	19	6
Futures	4,438	5,474	16,801	4,842
Foreign Currency Transactions	(387)	—	3,983	623
In-Kind Redemptions	—	—	—	19,173
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	553,009	504,220	1,350,707	443,122
Affiliated Investment Companies Shares	—	254,053	(2)	—
Futures	379	(862)	(573)	(559)
Translation of Foreign Currency-Denominated Amounts	223	—	(1,523)	(357)

Net Realized and Unrealized Gain (Loss)	365,767	557,084	1,547,150	451,080

Net Increase (Decrease) in Net Assets Resulting from Operations	$438,054	$757,859	$1,716,353	$499,245

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $(3), $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	International
	High Relative		World ex U.S.	World ex U.S.
	Profitability	World ex U.S.	Core Equity	Targeted Value
	Portfolio#	Value Portfolio*	Portfolio #	Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $454, $0 and $0, respectively)	—	$3,961	—	—
Interest	—	24	—	—
Income from Securities Lending, Net	—	65	—	—
Expenses Allocated from Affiliated Investment Companies	—	(226)	—	—
Income Distributions Received from Affiliated Investment Companies	—	407	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,231	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,496, $0, $5,983 and $961, respectively)	$22,846	—	$52,775	$10,344
Income from Securities Lending, Net	369	—	1,266	174

Total Fund Investment Income	23,215	—	54,041	10,518

Fund Expenses
Investment Management Fees	2,030	414	4,723	1,386
Accounting & Transfer Agent Fees	158	13	317	84
Custodian Fees	45	—	400	112
Filing Fees	20	11	19	24
Shareholders’ Reports	49	5	43	21
Directors’/Trustees’ Fees & Expenses	6	1	13	3
Professional Fees	13	2	57	26
Other	47	1	63	19

Total Fund Expenses	2,368	447	5,635	1,675

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	241	—	—

Net Expenses	2,368	206	5,635	1,675

Net Investment Income (Loss)	20,847	4,025	48,406	8,843

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	27	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	16,401	—	1,331	16,434
Affiliated Investment Companies Shares Sold	7	253	10	1
Transactions Allocated from Affiliated Investment Company**	—	2,627	—	—
Futures	471	(19)	4,840	54
Foreign Currency Transactions	262	—	37	(7)
In-Kind Redemptions	10,005	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	172,984	—	489,135	79,520
Affiliated Investment Companies Shares	1	2,823	—	—
Transactions Allocated from Affiliated Investment Company***	—	31,142	—	—
Futures	104	—	183	—
Translation of Foreign Currency-Denominated Amounts	(160)	—	(305)	(55)

Net Realized and Unrealized Gain (Loss)	200,075	36,853	495,231	95,947

Net Increase (Decrease) in Net Assets Resulting from Operations	$220,922	$40,878	$543,637	$104,790

**	Net of foreign capital gain taxes withheld of $0, $118, $64 and $364, respectively.
***	Including foreign capital gain taxes of $0, $0, $(6,195) and $(1,127), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio*	Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,301 and $4,640, respectively)	—	—	$50,796	$33,633
Interest	—	—	471	366
Income from Securities Lending, Net	—	—	1,674	5,593
Expenses Allocated from Affiliated Investment Companies	—	—	(3,484)	(5,378)
Income Distributions Received from Affiliated Investment Companies	$10,684	$2,805	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	10,684	2,805	49,457	34,214

Fund Expenses
Investment Management Fees	1,179	332	6,823	10,402
Accounting & Transfer Agent Fees	70	27	305	283
Custodian Fees	—	4	—	—
Filing Fees	12	12	22	28
Shareholders’ Reports	10	7	77	47
Directors’/Trustees’ Fees & Expenses	4	1	16	14
Professional Fees	6	1	25	23
Previously Waived Fees Recovered by Advisor (Note C)	7	—	—	—
Other	11	4	12	10

Total Fund Expenses	1,299	388	7,280	10,807

Fees Waived, Expenses Reimbursed by Advisor (Note C)	912	268	2,353	4,001

Net Expenses	387	120	4,927	6,806

Net Investment Income (Loss)	10,297	2,685	44,530	27,408

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	643	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	12,620	6,322	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	16,226	37,348
Futures	—	419	—	—
Forward Currency Contracts	—	606	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	162,634	36,906	—	—
Transactions Allocated from Affiliated Investment Company***	—	—	590,240	481,073
Futures	—	128	—	—
Forward Currency Contracts	—	338	—	—
Net Realized and Unrealized Gain (Loss)	175,254	45,362	606,466	518,421

Net Increase (Decrease) in Net Assets Resulting from Operations	$185,551	$48,047	$650,996	$545,829

**	Net of foreign capital gain taxes withheld of $0, $0, $3,779 and $7,107, respectively.
***	Including foreign capital gain taxes of $0, $0, $(19,501) and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

		Emerging
	Emerging	Markets Core	Emerging	Emerging
	Markets Value	Equity	Markets Targeted	Markets ex China Core
	Portfolio*	Portfolio#	Value Portfolio#	Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $13,905, $0, $0 and $0, respectively)	$116,407	—	—	—
Interest	1,488	—	—	—
Income from Securities Lending, Net	5,131	—	—	—
Expenses Allocated from Affiliated Investment Companies	(7,756)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	115,270	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $35,224, $290 and $1,141, respectively)	—	$263,754	$2,391	$8,686
Income from Securities Lending, Net	—	17,306	102	287

Total Fund Investment Income	—	281,060	2,493	8,973

Fund Expenses
Investment Management Fees	20,188	42,078	620	1,181
Accounting & Transfer Agent Fees	499	1,837	30	67
Custodian Fees	—	4,692	93	206
Filing Fees	66	86	12	15
Shareholders’ Reports	114	337	13	12
Directors’/Trustees’ Fees & Expenses	37	87	1	2
Professional Fees	56	235	20	17
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	26
Other	26	389	7	18

Total Fund Expenses	20,986	49,741	796	1,544

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5,314	—	50	5

Net Expenses	15,672	49,741	746	1,539

Net Investment Income (Loss)	99,598	231,319	1,747	7,434

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	8,101	9,079	(5,883)
Affiliated Investment Companies Shares Sold	—	14	—	—
Transactions Allocated from Affiliated Investment Company**	179,494	—	—	—
Futures	—	29,739	274	517
Foreign Currency Transactions	—	(2,223)	(96)	(121)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	—	3,377,554	24,111	112,764
Affiliated Investment Companies Shares	—	4	—	—
Transactions Allocated from Affiliated Investment Company***	1,356,362	—	—	—
Futures	—	4,543	77	—
Translation of Foreign Currency-Denominated Amounts	—	(367)	(3)	7

Net Realized and Unrealized Gain (Loss)	1,535,856	3,417,365	33,442	107,284

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,635,454	$3,648,684	$35,189	$114,718

**	Net of foreign capital gain taxes withheld of $15,954, $8,744, $464 and $13, respectively.
***	Including foreign capital gain taxes of $0, $(116,580), $(1,277) and $(4,316), respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International		International Core		Global Small
	Portfolio		Equity Portfolio		Company Portfolio#
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$84,013	$170,307	$447,316	$947,098	$629	$1,568
Capital Gain Distributions Received from Investment Securities	—	—	—	—	688	1,919
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,307)	(69,911)	114,974	(162,570)	—	—
Affiliated Investment Companies Shares Sold	8	13	59	120	34	(937)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	229	(481)
Futures	7,918	8,432	32,387	32,560	—	—
Foreign Currency Transactions	1,170	91	368	(2,848)	—	—
In-Kind Redemptions	27,888	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	760,667	582,750	3,925,435	2,887,117	—	—
Affiliated Investment Companies Shares	2	91	(13)	607	7,558	(3,170)
Transactions Allocated from Affiliated Investment Company***,****	—	—	—	—	4,029	3,483
Futures	397	(3,575)	5,602	(19,076)	—	—
Translation of Foreign Currency-Denominated Amounts	(605)	934	(3,381)	7,274	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	869,151	689,132	4,522,747	3,690,282	13,167	2,382

Distributions:
Institutional Class Shares	(77,001)	(153,335)	(394,015)	(813,378)	(2,238)	(1,067)
Capital Share Transactions (1):
Shares Issued	403,714	812,786	1,825,976	3,267,486	11,401	8,814
Shares Issued in Lieu of Cash Distributions	69,240	139,664	378,683	782,611	2,237	1,067
Shares Redeemed	(521,814)	(1,190,458)	(2,615,492)	(5,765,854)	(8,267)	(20,517)

Net Increase (Decrease) from Capital Share Transactions	(48,860)	(238,008)	(410,833)	(1,715,757)	5,371	(10,636)

Total Increase (Decrease) in Net Assets	743,290	297,789	3,717,899	1,161,147	16,300	(9,321)
Net Assets
Beginning of Period	5,118,467	4,820,678	27,369,353	26,208,206	73,599	82,920

End of Period	$5,861,757	$5,118,467	$31,087,252	$27,369,353	$89,899	$73,599

(1) Shares Issued and Redeemed:
Shares Issued	15,307	33,599	120,703	230,239	795	660
Shares Issued in Lieu of Cash Distributions	2,692	5,698	25,626	55,029	160	82
Shares Redeemed	(19,830)	(48,975)	(172,929)	(407,698)	(580)	(1,532)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,831)	(9,678)	(26,600)	(122,430)	375	(790)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $17, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $20, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio#		Company Portfolio#		Company Portfolio#
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$141,028	$306,140	$2,723	$6,022	$2,191	$8,891
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	72,052	(124,598)	5,612	6,571	(11,665)	(14,428)
Futures	17,779	11,496	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	1,406,186	818,605	15,906	32,438	30,931	11,518
Futures	(690)	(4,080)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,636,355	1,007,563	24,241	45,031	21,457	5,981

Distributions:
Institutional Class Shares	(139,936)	(431,764)	(13,108)	(15,684)	(8,400)	(23,333)
Capital Share Transactions (1):
Shares Issued	1,038,791	1,772,616	7,700	25,805	1,057	5,937
Shares Issued in Lieu of Cash Distributions	137,027	422,678	13,106	15,682	8,396	23,330
Shares Redeemed	(936,114)	(2,045,701)	(65,289)	(89,765)	(40,697)	(78,905)

Net Increase (Decrease) from Capital Share Transactions	239,704	149,593	(44,483)	(48,278)	(31,244)	(49,638)

Total Increase (Decrease) in Net Assets	1,736,123	725,392	(33,350)	(18,931)	(18,187)	(66,990)
Net Assets
Beginning of Period	10,045,487	9,320,095	248,620	267,551	163,212	230,202

End of Period	$11,781,610	$10,045,487	$215,270	$248,620	$145,025	$163,212

(1) Shares Issued and Redeemed:
Shares Issued	54,617	98,891	350	1,223	62	339
Shares Issued in Lieu of Cash Distributions	7,372	23,765	613	793	507	1,295
Shares Redeemed	(49,586)	(113,530)	(3,003)	(4,473)	(2,442)	(4,601)

Net Increase (Decrease) from Shares Issued and Redeemed	12,403	9,126	(2,040)	(2,457)	(1,873)	(2,967)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$302	$738	$8,121	$20,803	$72,287	$190,754
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(191,902)	(375,885)
Affiliated Investment Companies Shares Sold	—	—	—	—	7	39
Transactions Allocated from Affiliated Investment Company*,**	(253)	(1,041)	10,360	(6,379)	—	—
Futures	—	—	—	—	4,438	1,094
Foreign Currency Transactions	—	—	—	—	(387)	(927)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	—	—	—	—	553,009	106,639
Affiliated Investment Companies Shares	—	—	—	—	—	76
Transactions Allocated from Affiliated Investment Company***,****	3,978	2,081	100,684	59,050	—	—
Futures	—	—	—	—	379	(2,577)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	223	814

Net Increase (Decrease) in Net Assets Resulting from Operations	4,027	1,778	119,165	73,474	438,054	(79,973)

Distributions:
Institutional Class Shares	(430)	(438)	(4,345)	(21,516)	(185,455)	—
Capital Share Transactions (1):
Shares Issued	243	2,748	4,954	6,810	150,691	430,896
Shares Issued in Lieu of Cash Distributions	430	438	4,345	21,515	79,570	—
Shares Redeemed	(2,470)	(4,226)	(14,324)	(39,586)	(705,145)	(1,289,028)

Net Increase (Decrease) from Capital Share Transactions	(1,797)	(1,040)	(5,025)	(11,261)	(474,884)	(858,132)

Total Increase (Decrease) in Net Assets	1,800	300	109,795	40,697	(222,285)	(938,105)
Net Assets
Beginning of Period	18,698	18,398	657,020	616,323	3,514,043	4,452,148

End of Period	$20,498	$18,698	$766,815	$657,020	$3,291,758	$3,514,043

(1) Shares Issued and Redeemed:
Shares Issued	10	120	168	243	42,349	117,557
Shares Issued in Lieu of Cash Distributions	18	19	152	775	22,799	—
Shares Redeemed	(102)	(181)	(504)	(1,391)	(198,514)	(355,417)

Net Increase (Decrease) from Shares Issued and Redeemed	(74)	(42)	(184)	(373)	(133,366)	(237,860)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(3), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$200,775	$165,245	$169,203	$360,600	$48,165	$102,890
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(98,937)	30,694	177,738	94,798	(15,770)	(37,192)
Affiliated Investment Companies Shares Sold	(106,864)	(56,378)	19	18	6	(2)
Futures	5,474	935	16,801	12,515	4,842	1,361
Foreign Currency Transactions.	—	—	3,983	(43)	623	(374)
In-Kind Redemptions	—	—	—	—	19,173	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	504,220	(590,759)	1,350,707	1,270,150	443,122	348,448
Affiliated Investment Companies Shares	254,053	18,711	(2)	120	—	65
Futures	(862)	(1,144)	(573)	(5,611)	(559)	(755)
Translation of Foreign Currency-Denominated Amounts	—	—	(1,523)	1,733	(357)	446

Net Increase (Decrease) in Net Assets Resulting from Operations	757,859	(424,135)	1,716,353	1,734,280	499,245	414,887

Distributions:
Institutional Class Shares	(252,366)	(427,031)	(216,294)	(325,253)	(54,275)	(87,142)
Capital Share Transactions (1):
Shares Issued	686,671	1,700,976	332,822	797,051	138,673	255,188
Shares Issued in Lieu of Cash Distributions	240,943	409,942	184,971	279,530	53,900	86,542
Shares Redeemed	(1,248,101)	(2,468,944)	(850,154)	(2,108,611)	(240,873)	(520,271)

Net Increase (Decrease) from Capital Share Transactions	(320,487)	(358,026)	(332,361)	(1,032,030)	(48,300)	(178,541)

Total Increase (Decrease) in Net Assets	185,006	(1,209,192)	1,167,698	376,997	396,670	149,204
Net Assets
Beginning of Period	6,661,881	7,871,073	10,041,697	9,664,700	3,032,135	2,882,931

End of Period	$6,846,887	$6,661,881	$11,209,395	$10,041,697	$3,428,805	$3,032,135

(1) Shares Issued and Redeemed:
Shares Issued	69,929	174,511	15,846	40,801	10,468	20,731
Shares Issued in Lieu of Cash Distributions	24,143	40,790	9,146	14,462	4,155	7,002
Shares Redeemed	(127,432)	(252,569)	(40,455)	(107,327)	(18,289)	(42,435)

Net Increase (Decrease) from Shares Issued and Redeemed	(33,360)	(37,268)	(15,463)	(52,064)	(3,666)	(14,702)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio#		World ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,847	$45,066	$4,025	$10,060	$48,406	$111,651
Capital Gain Distributions Received from Investment Securities	—	—	27	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,401	(21,646)	—	—	1,331	(55,925)
Affiliated Investment Companies Shares Sold	7	5	253	5	10	(11)
Transactions Allocated from Affiliated Investment Company*,**	—	—	2,627	(1,412)	—	—
Futures	471	1,386	(19)	—	4,840	3,739
Foreign Currency Transactions	262	222	—	—	37	(264)
In-Kind Redemptions	10,005	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	172,984	202,380	—	—	489,135	386,976
Affiliated Investment Companies Shares	1	41	2,823	2,376	—	71
Transactions Allocated from Affiliated Investment Company***,****	—	—	31,142	22,935	—	—
Futures	104	(104)	—	—	183	(2,058)
Translation of Foreign Currency-Denominated Amounts	(160)	285	—	—	(305)	481

Net Increase (Decrease) in Net Assets Resulting from Operations	220,922	227,635	40,878	33,964	543,637	444,660

Distributions:
Institutional Class Shares	(14,501)	(42,438)	(4,259)	(9,912)	(46,828)	(109,998)
Capital Share Transactions (1):
Shares Issued	118,444	195,267	14,776	60,584	363,379	368,722
Shares Issued in Lieu of Cash Distributions	14,106	41,363	4,059	9,463	46,632	109,530
Shares Redeemed	(225,012)	(554,983)	(25,993)	(46,673)	(277,481)	(591,265)

Net Increase (Decrease) from Capital Share Transactions	(92,462)	(318,353)	(7,158)	23,374	132,530	(113,013)

Total Increase (Decrease) in Net Assets	113,959	(133,156)	29,461	47,426	629,339	221,649
Net Assets
Beginning of Period	1,473,478	1,606,634	241,685	194,259	3,343,709	3,122,060

End of Period	$1,587,437	$1,473,478	$271,146	$241,685	$3,973,048	$3,343,709

(1) Shares Issued and Redeemed:
Shares Issued	9,287	16,750	1,190	5,308	28,616	30,772
Shares Issued in Lieu of Cash Distributions	1,098	3,496	334	809	3,707	9,134
Shares Redeemed	(17,726)	(47,502)	(2,104)	(3,973)	(21,806)	(49,377)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,341)	(27,256)	(580)	2,144	10,517	(9,471)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $118 and $64, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $85 and $174, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(6,195), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $(3,037), respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,843	$20,581	$10,297	$19,797	$2,685	$5,621
Capital Gain Distributions Received from Investment Securities	—	—	—	13,934	643	4,197
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	16,434	(12,795)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	1	12,620	(1,692)	6,322	7,967
Futures	54	423	—	—	419	263
Foreign Currency Transactions	(7)	(77)	—	—	—	—
Forward Currency Contracts	—	—	—	—	606	(418)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	79,520	81,912	—	—	—	—
Affiliated Investment Companies Shares	—	1	162,634	60,732	36,906	8,278
Futures	—	—	—	—	128	(91)
Translation of Foreign Currency-Denominated Amounts	(55)	87	—	—	—	—
Forward Currency Contracts	—	—	—	—	338	344

Net Increase (Decrease) in Net Assets Resulting from Operations	104,790	90,133	185,551	92,771	48,047	26,161

Distributions:
Institutional Class Shares	(5,450)	(19,463)	(21,899)	(33,264)	(16,496)	(24,285)
Capital Share Transactions (1):
Shares Issued	19,324	87,117	34,839	84,179	8,946	20,252
Shares Issued in Lieu of Cash Distributions	5,444	19,439	18,712	28,882	16,391	24,140
Shares Redeemed	(48,566)	(107,529)	(106,589)	(163,853)	(26,903)	(61,646)

Net Increase (Decrease) from Capital Share Transactions	(23,798)	(973)	(53,038)	(50,792)	(1,566)	(17,254)

Total Increase (Decrease) in Net Assets	75,542	69,697	110,614	8,715	29,985	(15,378)
Net Assets
Beginning of Period	637,254	567,557	957,732	949,017	255,330	270,708

End of Period	$712,796	$637,254	$1,068,346	$957,732	$285,315	$255,330

(1) Shares Issued and Redeemed:
Shares Issued	1,406	6,858	1,592	4,274	448	1,108
Shares Issued in Lieu of Cash Distributions	398	1,517	874	1,471	871	1,379
Shares Redeemed	(3,518)	(8,458)	(4,721)	(8,261)	(1,378)	(3,346)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,714)	(83)	(2,255)	(2,516)	(59)	(859)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $364, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $203, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(1,127), $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(877), $0 and $0, respectively.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio#		Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$44,530	$139,980	$27,408	$102,728	$99,598	$425,751
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	16,226	(73,267)	37,348	(49,702)	179,494	14,022
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	590,240	442,787	481,073	476,925	1,356,362	1,068,150

Net Increase (Decrease) in Net Assets Resulting from Operations	650,996	509,500	545,829	529,951	1,635,454	1,507,923

Distributions:
Institutional Class Shares	(71,182)	(141,785)	(59,086)	(166,834)	(218,902)	(411,459)
Capital Share Transactions (1):
Shares Issued	404,530	658,031	189,585	411,134	427,643	1,241,262
Shares Issued in Lieu of Cash Distributions	68,598	136,792	54,774	155,308	208,342	393,166
Shares Issued upon Conversion from Class R2	—	—	—	—	—	18,520
Shares Redeemed	(412,236)	(774,254)	(490,285)	(637,349)	(1,237,223)	(2,425,659)

Net Increase (Decrease) from Capital Share Transactions	60,892	20,569	(245,926)	(70,907)	(601,238)	(772,711)

Total Increase (Decrease) in Net Assets	640,706	388,284	240,817	292,210	815,314	323,753
Net Assets
Beginning of Period	4,327,065	3,938,781	3,804,119	3,511,909	9,936,834	9,613,081

End of Period	$4,967,771	$4,327,065	$4,044,936	$3,804,119	$10,752,148	$9,936,834

(1) Shares Issued and Redeemed:
Shares Issued	14,838	24,952	8,435	19,271	14,706	44,938
Shares Issued in Lieu of Cash Distributions	2,587	5,259	2,473	7,416	7,375	14,282
Shares Issued upon Conversion from Class R2	—	—	—	—	—	644
Shares Redeemed	(15,124)	(29,645)	(21,749)	(30,005)	(42,243)	(88,320)

Net Increase (Decrease) from Shares Issued and Redeemed	2,301	566	(10,841)	(3,318)	(20,162)	(28,456)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,779, $7,107 and $15,954, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,794, $7,714 and $11,991, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,501), $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,421), $0 and $0, respectively.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core		Emerging Markets Targeted		Emerging Markets ex China Core
	Equity Portfolio		Value Portfolio		Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$231,319	$767,911	$1,747	$5,626	$7,434	$15,278
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	8,101	(303,346)	9,079	4,557	(5,883)	(8,988)
Affiliated Investment Companies Shares Sold	14	24	—	1	—	—
Futures	29,739	21,786	274	254	517	249
Foreign Currency Transactions	(2,223)	(3,910)	(96)	(99)	(121)	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,377,554	2,793,280	24,111	18,390	112,764	52,097
Affiliated Investment Companies Shares	4	172	—	1	—	3
Futures	4,543	(15,235)	77	(98)	—	—
Translation of Foreign Currency-Denominated Amounts	(367)	(119)	(3)	3	7	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,648,684	3,260,563	35,189	28,635	114,718	58,656

Distributions:
Institutional Class Shares.	(405,001)	(718,790)	(12,223)	(8,593)	(7,125)	(14,175)
Capital Share Transactions (1):
Shares Issued	2,447,682	3,784,373	23,206	40,849	204,455	236,642
Shares Issued in Lieu of Cash Distributions	386,656	685,310	11,989	8,389	6,337	12,679
Shares Redeemed	(2,128,598)	(4,985,104)	(32,581)	(40,028)	(55,835)	(147,159)

Net Increase (Decrease) from Capital Share Transactions	705,740	(515,421)	2,614	9,210	154,957	102,162

Total Increase (Decrease) in Net Assets	3,949,423	2,026,352	25,580	29,252	262,550	146,643
Net Assets
Beginning of Period	22,994,927	20,968,575	219,178	189,926	571,090	424,447

End of Period	$26,944,350	$22,994,927	$244,758	$219,178	$833,640	$571,090

(1) Shares Issued and Redeemed:
Shares Issued	110,566	180,050	2,128	3,944	20,801	27,058
Shares Issued in Lieu of Cash Distributions	17,916	32,622	1,134	836	662	1,440
Shares Redeemed	(96,123)	(237,918)	(3,002)	(3,874)	(5,646)	(16,908)

Net Increase (Decrease) from Shares Issued and Redeemed.	32,359	(25,246)	260	906	15,817	11,590

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $8,744, $464 and $13, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $17,503, $306 and $12, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(116,580), $(1,277) and $(4,316), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(44,763), $(826) and $(1,977), respectively.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$23.34		$21.06	$27.63	$20.90	$22.78	$21.29	$13.53		$12.22	$16.35	$12.08	$13.19 $	12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.76	0.78	0.70	0.49	0.70	0.22		0.46	0.47	0.40	0.28	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	3.59		2.22	(6.54)	6.70	(1.87)	1.47	2.03		1.25	(4.07)	4.24	(1.11)	0.53

Total from Investment Operations	3.97		2.98	(5.76)	7.40	(1.38)	2.17	2.25		1.71	(3.60)	4.64	(0.83)	0.94

Less Distributions:
Net Investment Income	(0.35)		(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.20)		(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Total Distributions	(0.35)		(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.20)		(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Net Asset Value, End of Period	$26.96		$23.34	$21.06	$27.63	$20.90	$22.78	$15.58		$13.53	$12.22	$16.35	$12.08	$13.19

Total Return	17.10	%(B)	14.00%	(21.12%)	35.55%	(6.05%)	10.38%	16.68	%(B)	13.84%	(22.29%)	38.56%	(6.32%)	7.67%

Net Assets, End of Period (thousands)	$5,861,757		$5,118,467	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$31,087,252		$27,369,353	$26,208,206	$34,629,583	$24,965,561	$30,559,427
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.17%	0.19%	0.22%	0.23%	0.23	%(C)	0.23%	0.24%	0.25%	0.30%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.17%	0.19%	0.23%	0.24%	0.23	%(C)	0.23%	0.24%	0.25%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.94	%(C)	3.12%	3.17%	2.65%	2.31%	3.22%	2.95	%(C)	3.21%	3.27%	2.56%	2.24%	3.21%
Portfolio Turnover Rate	5	%(B)	8%	9%	14%	19%	7%	6	%(B)	9%	11%	8%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio							International Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.62		$12.52	$15.52	$10.50	$11.07	$10.73	$16.90		$15.93	$23.29	$16.84	$18.21	$18.46

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.24	0.23	0.22	0.15	0.18	0.24		0.52	0.54	0.41	0.33	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	2.13		0.02	(2.68)	4.97	(0.55)	0.27	2.52		1.19	(6.44)	6.42	(0.93)	0.58

Total from Investment Operations	2.13		0.26	(2.45)	5.19	(0.40)	0.45	2.76		1.71	(5.90)	6.83	(0.60)	1.01

Less Distributions:
Net Investment Income	(0.26)		(0.16)	(0.25)	(0.17)	(0.17)	(0.11)	(0.24)		(0.53)	(0.67)	(0.38)	(0.37)	(0.44)
Net Realized Gains	—		—	(0.30)	—	—	—	—		(0.21)	(0.79)	—	(0.40)	(0.82)

Total Distributions	(0.26)		(0.16)	(0.55)	(0.17)	(0.17)	(0.11)	(0.24)		(0.74)	(1.46)	(0.38)	(0.77)	(1.26)

Net Asset Value, End of Period	$14.49		$12.62	$12.52	$15.52	$10.50	$11.07	$19.42		$16.90	$15.93	$23.29	$16.84	$18.21

Total Return	17.88	%(B)	2.05%	(16.32%)	49.81%	(3.75%)	4.29%	16.37	%(B)	10.58%	(26.55%)	40.83%	(3.64%)	6.44%

Net Assets, End of Period (thousands)	$89,899		$73,599	$82,920	$99,631	$43,568	$41,286	$11,781,610		$10,045,487	$9,320,095	$13,465,853	$10,148,132	$12,750,110
Ratio of Expenses to Average Net Assets *	0.42	%(C)	0.42%	0.44%	0.47%	0.47%	0.49%	0.39	%(C)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.65	%(C)	0.64%	0.66%	0.71%	0.85%	0.93%	0.39	%(C)	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.81%	1.66%	1.49%	1.50%	1.69%	2.51	%(C)	2.89%	2.79%	1.90%	1.96%	2.44%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22	%(C)	0.22%	0.22%	0.24%	0.27%	0.27%	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.96		$18.69	$25.80	$23.39	$24.89	$25.70	$15.90		$17.39	$26.94	$20.13	$21.11	$20.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		0.49	0.48	0.44	0.40	0.45	0.24		0.73	0.84	0.75	0.75	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	2.11		2.87	(6.33)	2.51	(0.91)	0.37	1.96		(0.46)	(7.40)	6.74	(0.77)	0.19

Total from Investment Operations	2.38		3.36	(5.85)	2.95	(0.51)	0.82	2.20		0.27	(6.56)	7.49	(0.02)	0.96

Less Distributions:
Net Investment Income	(1.03)		(0.26)	(0.53)	(0.54)	(0.61)	(0.28)	(0.82)		(0.75)	(1.07)	(0.68)	(0.96)	(0.68)
Net Realized Gains	(0.39)		(0.83)	(0.73)	—	(0.38)	(1.35)	—		(1.01)	(1.92)	—	—	—

Total Distributions	(1.42)		(1.09)	(1.26)	(0.54)	(0.99)	(1.63)	(0.82)		(1.76)	(2.99)	(0.68)	(0.96)	(0.68)

Net Asset Value, End of Period	$21.92		$20.96	$18.69	$25.80	$23.39	$24.89	$17.28		$15.90	$17.39	$26.94	$20.13	$21.11

Total Return	11.52	%(B)	18.33%	(23.79%)	12.66%	(2.32%)	4.01%	14.06	%(B)	0.37%	(26.90%)	37.81%	(0.23%)	4.81%

Net Assets, End of Period (thousands)	$215,270		$248,620	$267,551	$379,837	$466,696	$640,068	$145,025		$163,212	$230,202	$381,490	$378,682	$340,649
Ratio of Expenses to Average Net Assets (D)	0.40	%(C)	0.40%	0.42%	0.47%	0.54%	0.55%	0.41	%(C)	0.40%	0.42%	0.48%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.50	%(C)	0.50%	0.52%	0.57%	0.64%	0.65%	0.51	%(C)	0.50%	0.52%	0.58%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.51	%(C)	2.33%	2.24%	1.69%	1.74%	1.91%	2.77	%(C)	4.08%	3.95%	3.01%	3.92%	3.65%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$21.17		$19.89	$31.72	$21.35	$27.85	$26.95	$25.68		$23.75	$35.27	$23.82	$24.84	$24.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.82	0.94	0.58	0.43	0.76	0.32		0.81	0.76	0.57	0.40	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	4.29		0.96	(11.25)	10.31	(4.00)	1.68	4.36		1.96	(10.80)	11.45	(1.04)	1.23

Total from Investment Operations	4.65		1.78	(10.31)	10.89	(3.57)	2.44	4.68		2.77	(10.04)	12.02	(0.64)	1.78

Less Distributions:
Net Investment Income	(0.50)		(0.50)	(0.97)	(0.52)	(0.68)	(0.47)	(0.17)		(0.84)	(0.80)	(0.57)	(0.38)	(0.51)
Net Realized Gains	—		—	(0.55)	—	(2.25)	(1.07)	—		—	(0.68)	—	—	(0.80)

Total Distributions	(0.50)		(0.50)	(1.52)	(0.52)	(2.93)	(1.54)	(0.17)		(0.84)	(1.48)	(0.57)	(0.38)	(1.31)

Net Asset Value, End of Period	$25.32		$21.17	$19.89	$31.72	$21.35	$27.85	$30.19		$25.68	$23.75	$35.27	$23.82	$24.84

Total Return	22.13	%(B)	8.78%	(33.62%)	51.31%	(15.27%)	10.14%	18.26	%(B)	11.43%	(29.26%)	50.70%	(2.63%)	7.94%

Net Assets, End of Period (thousands)	$20,498		$18,698	$18,398	$44,133	$16,867	$26,540	$766,815		$657,020	$616,323	$867,759	$537,744	$657,105
Ratio of Expenses to Average Net Assets (D)	0.51	%(C)	0.51%	0.56%	0.59%	0.59%	0.59%	0.39	%(C)	0.39%	0.42%	0.47%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.61	%(C)	0.61%	0.66%	0.74%	0.86%	0.82%	0.49	%(C)	0.49%	0.52%	0.57%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.01	%(C)	3.50%	3.62%	1.88%	1.89%	2.92%	2.19	%(C)	2.88%	2.61%	1.76%	1.68%	2.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio								DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$3.26		$3.38	$5.04	$3.77	$5.61		$4.85	$8.76		$9.86		$13.29		$9.57		$12.71		$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.16	0.15	0.16	0.15		0.20	0.27		0.21		0.49		0.16		0.68		0.34	**
Net Gains (Losses) on Securities (Realized and Unrealized)	0.34		(0.28)	(1.44)	1.11	(1.35)		0.83	0.72		(0.76)		(3.32)		3.80		(3.00)		2.16	**

Total from Investment Operations	0.41		(0.12)	(1.29)	1.27	(1.20)		1.03	0.99		(0.55)		(2.83)		3.96		(2.32)		2.50

Less Distributions:
Net Investment Income	(0.19)		—	(0.37)	—	(0.64)		(0.27)	(0.34)		(0.14)		(0.48)		(0.20)		(0.70)		(0.50)
Net Realized Gains	—		—	—	—	—		—	—		(0.41)		(0.12)		(0.04)		(0.12)		(—)
Total Distributions	(0.19)		—	(0.37)	—	(0.64)		(0.27)	(0.34)		(0.55)		(0.60)		(0.24)		(0.82)		(0.50)

Net Asset Value, End of Period	$3.48		$3.26	$3.38 $	5.04	$3.77		$5.61	$9.41		$8.76		$9.86		$13.29		$9.57		$12.71

Total Return	12.51	%(B)	(3.55%)	(27.50%)	33.69%	(23.98%)		22.54%	11.13	%(B)	(6.27%)		(22.34%)		42.08%		(19.28%)		24.55%

Net Assets, End of Period (thousands)	$3,291,758		$3,514,043	$4,452,148	$5,987,464	$4,646,848		$6,297,963	$6,846,887		$6,661,881		$7,871,073		$10,537,586		$7,225,825		$9,269,011
Ratio of Expenses to Average Net Assets*	0.27	%(C)	0.26%	0.27%	0.27%	0.26	%0.27%		0.22	%(C)(E)	0.23	%(E)	0.24	%(E)	0.24	%(E)	0.24	%(E)	0.24	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.27%	0.27%		0.28%	0.29	%(C)(E)	0.31	%(E)	0.33	%(E)	0.34	%(E)	0.34	%(E)	0.35	%(E)
Ratio of Net Investment Income to Average Net Assets	4.19	%(C)	4.30%	3.67%	3.29%	3.61%		4.01%	5.58	%(C)	2.12%		4.14%		1.33%		6.44%		2.95	%**
Portfolio Turnover Rate	3	%(B)	6%	6%	8%	12%		8%	2	%(B)	0%		1%		1%		0%		0%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A		N/A	0.07	%(C)	0.09%		0.10%		0.11%		0.12%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.20		$16.81	$22.14	$15.65	$18.58	$19.24	$11.87		$10.67	$14.51	$10.42	$11.62	$11.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.66	0.61	0.44	0.33	0.45	0.19		0.40	0.40	0.32	0.23	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.97		2.33	(5.05)	6.48	(2.65)	(0.01)	1.77		1.14	(3.52)	4.06	(1.20)	0.24

Total from Investment Operations	3.30		2.99	(4.44)	6.92	(2.32)	0.44	1.96		1.54	(3.12)	4.38	(0.97)	0.57

Less Distributions:
Net Investment Income	(0.39)		(0.60)	(0.73)	(0.43)	(0.32)	(0.48)	(0.21)		(0.34)	(0.45)	(0.29)	(0.23)	(0.34)
Net Realized Gains	(0.03)		—	(0.16)	—	(0.29)	(0.62)	—		—	(0.27)	—	—	(0.35)

Total Distributions	(0.42)		(0.60)	(0.89)	(0.43)	(0.61)	(1.10)	(0.21)		(0.34)	(0.72)	(0.29)	(0.23)	(0.69)

Net Asset Value, End of Period	$22.08		$19.20	$16.81	$22.14	$15.65	$18.58	$13.62		$11.87	$10.67	$14.51	$10.42	$11.62

Total Return	17.37	%(B)	17.80%	(20.53%)	44.61%	(13.03%)	2.94%	16.64	%(B)	14.34%	(22.16%)	42.24%	(8.41%)	5.49%

Net Assets, End of Period (thousands)	$11,209,395		$10,041,697	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$3,428,805		$3,032,135	$2,882,931	$3,716,790	$2,722,859	$2,578,134
Ratio of Expenses to Average Net Assets	0.42	%(C)	0.43%	0.46%	0.53%	0.65%	0.68%	0.34	%(C)	0.34%	0.36%	0.42%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding
Fees Paid Indirectly)	0.42	%(C)	0.43%	0.46%	0.53%	0.66%	0.69%	0.34	%(C)	0.34%	0.36%	0.42%	0.48%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.12	%(C)	3.35%	3.13%	2.13%	2.02%	2.48%	2.89	%(C)	3.20%	3.16%	2.35%	2.20%	2.94%
Portfolio Turnover Rate	7	%(B)	13%	24%	15%	14%	18%	6	%(B)	13%	17%	15%	18%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio							World Ex U.S. Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year		Year		Year		Year		Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023		2022		2021		2020		2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.20		$10.12	$13.73	$10.64	$10.74	$9.71	$11.34		$10.14		$12.67		$8.99		$10.97		$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.32	0.38	0.30	0.21	0.27	0.19		0.48		0.47		0.38		0.25		0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.69		1.07	(3.51)	3.08	(0.13)	1.00	1.76		1.20		(2.49)		3.66		(1.96)		0.04

Total from Investment Operations	1.69		1.39	(3.13)	3.38	0.08	1.27	1.95		1.68		(2.02)		4.04		(1.71)		0.39

Less Distributions:
Net Investment Income	(0.11)		(0.31)	(0.37)	(0.29)	(0.18)	(0.24)	(0.21)		(0.48)		(0.51)		(0.36)		(0.27)		(0.35)
Net Realized Gains	—		—	(0.11)	—	—	—	—		—		—		—		—		(0.23)

Total Distributions	(0.11)		(0.31)	(0.48)	(0.29)	(0.18)	(0.24)	(0.21)		(0.48)		(0.51)		(0.36)		(0.27)		(0.58)

Net Asset Value, End of Period	$12.78		$11.20	$10.12	$13.73	$10.64	$10.74	$13.08		$11.34		$10.14		$12.67		$8.99		$10.97

Total Return	15.11	%(B)	13.58%	(23.22%)	31.85%	0.80%	13.19%	17.32	%(B)	16.53%		(16.23%)		45.23%		(15.76%)		3.75%

Net Assets, End of Period (thousands)	$1,587,437		$1,473,478	$1,606,634	$2,183,724	$1,475,345	$658,448	$271,146		$241,685		$194,259		$308,666		$206,915		$302,369
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.30%	0.30%	0.30%	0.33%	0.37	%(C)(E)	0.36	%(E)	0.40	%(E)	0.44	%(E)	0.50	%(E)	0.54	%(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.30%	0.30%	0.30%	0.31%	0.34%	0.56	%(C)(E)	0.55	%(E)	0.59	%(E)	0.64	%(E)	0.71	%(E)	0.76	%(E)
Ratio of Net Investment Income to Average Net Assets	2.57	%(C)	2.71%	3.15%	2.30%	1.97%	2.69%	3.11	%(C)	4.08%		4.02%		3.14%		2.56%		3.25%
Portfolio Turnover Rate	6	%(B)	11%	22%	15%	15%	9%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.19	%(C)	0.19%		0.19%		0.20%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio							World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.44		$10.35	$13.84	$10.44	$11.17	$10.65	$12.39		$11.02	$15.29	$10.91	$12.45	$12.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.38	0.40	0.33	0.24	0.33	0.17		0.40	0.39	0.32	0.23	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	1.69		1.08	(3.48)	3.40	(0.74)	0.56	1.89		1.35	(3.55)	4.34	(1.45)	0.26

Total from Investment Operations	1.85		1.46	(3.08)	3.73	(0.50)	0.89	2.06		1.75	(3.16)	4.66	(1.22)	0.58

Less Distributions:
Net Investment Income	(0.16)		(0.37)	(0.41)	(0.33)	(0.23)	(0.32)	(0.11)		(0.38)	(0.39)	(0.28)	(0.21)	(0.29)
Net Realized Gains	—		—	—	—	—	(0.05)	—		—	(0.72)	—	(0.11)	(0.36)

Total Distributions	(0.16)		(0.37)	(0.41)	(0.33)	(0.23)	(0.37)	(0.11)		(0.38)	(1.11)	(0.28)	(0.32)	(0.65)

Net Asset Value, End of Period	$13.13		$11.44	$10.35	$13.84	$10.44	$11.17	$14.34		$12.39	$11.02	$15.29	$10.91	$12.45

Total Return	16.23	%(B)	14.01%	(22.55%)	35.87%	(4.42%)	8.64%	16.65	%(B)	15.76%	(21.77%)	42.81%	(9.96%)	4.99%

Net Assets, End of Period (thousands)	$3,973,048		$3,343,709	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$712,796		$637,254	$567,557	$774,324	$508,058	$533,046
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.30%	0.32%	0.35%	0.37%	0.48	%(C)	0.48%	0.52%	0.55%	0.64%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.30%	0.32%	0.36%	0.38%	0.48	%(C)	0.48%	0.52%	0.55%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	2.56	%(C)	3.12%	3.25%	2.49%	2.26%	3.02%	2.55	%(C)	3.08%	2.98%	2.20%	2.02%	2.58%
Portfolio Turnover Rate	6	%(B)	10%	12%	6%	13%	8%	8	%(B)	24%	35%	28%	22%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$19.35		$18.24	$22.56	$16.29	$16.42	$15.40	$18.10		$18.09	$22.35	$16.21	$16.54	$15.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.39	0.45	0.34	0.29	0.35	0.19		0.37	0.44	0.33	0.28	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	3.49		1.38	(4.15)	6.27	(0.10)	1.13	3.21		1.28	(3.29)	6.21	(0.18)	1.12

Total from Investment Operations	3.70		1.77	(3.70)	6.61	0.19	1.48	3.40		1.65	(2.85)	6.54	0.10	1.47

Less Distributions:
Net Investment Income	(0.21)		(0.39)	(0.45)	(0.34)	(0.29)	(0.35)	(0.47)		(1.03)	(0.44)	(0.20)	(0.43)	(0.44)
Net Realized Gains	(0.23)		(0.27)	(0.17)	—	(0.03)	(0.11)	(0.72)		(0.61)	(0.97)	(0.20)	—	(0.20)

Total Distributions	(0.44)		(0.66)	(0.62)	(0.34)	(0.32)	(0.46)	(1.19)		(1.64)	(1.41)	(0.40)	(0.43)	(0.64)

Net Asset Value, End of Period	$22.61		$19.35	$18.24	$22.56	$16.29	$16.42	$20.31		$18.10	$18.09	$22.35	$16.21	$16.54

Total Return	19.27	%(B)	9.65%	(16.62%)	40.75%	1.25%	9.94%	19.31	%(B)	9.43%	(13.65%)	40.81%	0.47%	10.10%

Net Assets, End of Period (thousands)	$1,068,346		$957,732	$949,017	$1,088,714	$769,602	$879,553	$285,315		$255,330	$270,708	$348,707	$288,509	$375,832
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.27%	0.28%	0.32%	0.33%	0.32	%(C)	0.32%	0.31%	0.32%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44	%(C)	0.44%	0.45%	0.46%	0.56%	0.60%	0.51	%(C)	0.52%	0.51%	0.53%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.92	%(C)	1.94%	2.22%	1.64%	1.81%	2.23%	1.94	%(C)	2.02%	2.25%	1.60%	1.78%	2.25%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.20%	0.22%	0.25%	0.27%	0.23	%(C)	0.23%	0.24%	0.25%	0.28%	0.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$24.94		$22.78	$33.05	$27.64	$27.56	$25.46	$20.69		$18.76	$26.03	$19.67	$20.07	$18.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.82	0.88	0.74	0.55	0.73	0.15		0.55	0.59	0.52	0.41	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47		2.17	(9.07)	5.32	0.07	2.05	2.87		2.28	(6.16)	6.41	(0.24)	1.87

Total from Investment Operations	3.73		2.99	(8.19)	6.06	0.62	2.78	3.02		2.83	(5.57)	6.93	0.17	2.35

Less Distributions:
Net Investment Income	(0.41)		(0.77)	(0.91)	(0.65)	(0.54)	(0.68)	(0.33)		(0.49)	(1.00)	(0.57)	(0.44)	(0.46)
Net Realized Gains	—		(0.06)	(1.17)	—	—	—	—		(0.41)	(0.70)	—	(0.13)	(0.54)

Total Distributions	(0.41)		(0.83)	(2.08)	(0.65)	(0.54)	(0.68)	(0.33)		(0.90)	(1.70)	(0.57)	(0.57)	(1.00)

Net Asset Value, End of Period	$28.26		$24.94	$22.78	$33.05	$27.64	$27.56	$23.38		$20.69	$18.76	$26.03	$19.67	$20.07

Total Return	15.07	%(B)	13.02%	(25.94%)	21.91%	2.36%	11.06%	14.67	%(B)	15.09%	(22.57%)	35.51%	0.81%	12.96%

Net Assets, End of Period (thousands)	$4,967,771		$4,327,065	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$4,044,936		$3,804,119	$3,511,909	$5,115,924	$4,879,733	$6,423,859
Ratio of Expenses to Average Net Assets (D)	0.36	%(C)	0.35%	0.36%	0.39%	0.44%	0.48%	0.61	%(C)	0.59%	0.59%	0.63%	0.69%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.46	%(C)	0.45%	0.46%	0.49%	0.54%	0.58%	0.81	%(C)	0.79%	0.79%	0.83%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	1.89	%(C)	3.11%	3.05%	2.19%	2.07%	2.70%	1.37	%(C)	2.59%	2.57%	2.10%	2.20%	2.44%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio							Emerging Markets Core Equity Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$26.79		$24.08	$31.48	$23.93	$27.34	$26.81	$20.32		$18.13	$25.16	$20.34	$20.59	$18.95

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27		1.12	1.32	0.90	0.71	0.70	0.20		0.67	0.75	0.57	0.43	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	4.20		2.68	(7.34)	7.50	(3.35)	0.57	2.99		2.15	(6.97)	4.76	(0.22)	1.64

Total from Investment Operations	4.47		3.80	(6.02)	8.40	(2.64)	1.27	3.19		2.82	(6.22)	5.33	0.21	2.17

Less Distributions:
Net Investment Income	(0.60)		(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.36)		(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Total Distributions	(0.60)		(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.36)		(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Net Asset Value, End of Period	$30.66		$26.79	$24.08	$31.48	$23.93	$27.34	$23.15		$20.32	$18.13	$25.16	$20.34	$20.59

Total Return	16.87	%(B)	15.71%	(19.51%)	35.24%	(9.75%)	4.83%	15.82	%(B)	15.49%	(25.06%)	26.19%	1.13%	11.61%

Net Assets, End of Period (thousands)	$10,752,148		$9,936,834	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$26,944,350		$22,994,927	$20,968,575	$29,155,369	$24,780,700	$28,622,610
Ratio of Expenses to Average Net Assets (D)	0.44	%(C)	0.44%	0.45%	0.49%	0.52%	0.56%	0.39	%(C)	0.39%	0.40%	0.42%	0.49%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (D)	0.54	%(C)	0.54%	0.55%	0.59%	0.62%	0.66%	0.39	%(C)	0.39%	0.40%	0.42%	0.50%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.87	%(C)	4.03%	4.49%	2.92%	2.87%	2.54%	1.81	%(C)	3.18%	3.33%	2.26%	2.19%	2.62%
Portfolio Turnover Rate	N/A	(B)	N/A	N/A	N/A	N/A	N/A	5	%(B)	11%	14%	10%	15%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio								Emerging Markets Ex China Core Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019		Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Period Nov 15, 2021 to Oct 31, 2022
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$10.27		$9.29	$13.13	$9.71	$10.43	$10.00		$8.62		$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.27	0.30	0.28	0.21	0.24		0.10		0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.55		1.13	(2.85)	3.39	(0.59)	0.20		1.53		0.83	(2.28)

Total from Investment Operations	1.63		1.40	(2.55)	3.67	(0.38)	0.44		1.63		1.09	(2.00)

Less Distributions:
Net Investment Income	(0.39)		(0.24)	(0.42)	(0.23)	(0.23)	(0.01)		(0.10)		(0.23)	(0.24)
Net Realized Gains	(0.18)		(0.18)	(0.87)	(0.02)	(0.11)	—		—		—	—

Total Distributions	(0.57)		(0.42)	(1.29)	(0.25)	(0.34)	(0.01)		(0.10)		(0.23)	(0.24)

Net Asset Value, End of Period	$11.33		$10.27	$9.29	$13.13	$9.71	$10.43		$10.15		$8.62	$7.76

Total Return	16.28	%(B)	15.20%	(21.40%)	38.29%	(3.89%)	4.38	%(B)	19.01	%(B)	14.04%	(20.16	%)(B)

Net Assets, End of Period (thousands)	$244,758		$219,178	$189,926	$234,921	$170,163	$114,360		$833,640		$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.63	%(C)	0.66%	0.66%	0.72%	0.84%	0.85	%(C)(F)	0.43	%(C)	0.42%	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.67	%(C)	0.67%	0.66%	0.72%	0.87%	0.95	%(C)(F)	0.43	%(C)	0.47%	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	1.46	%(C)	2.55%	2.72%	2.19%	2.26%	2.30	%(C)(F)	2.08	%(C)	2.94%	3.20	%(C)
Portfolio Turnover Rate	12	%(B)	24%	28%	29%	34%	12	%(B)	2	%(B)	16%	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2024, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/24
Japanese Small Company Portfolio	The Japanese Small Company Series	13%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	10%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	41%
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	—
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	93%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—

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Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	55%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

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•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%
DFA International Small Cap Value Portfolio	0.39%

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International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Large Cap International Portfolio (1)	0.24%	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—
Global Small Company Portfolio (2)	0.42%	—	—	$95
International Small Company Portfolio (3)	0.45%	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	109
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	79
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	10

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Continental Small Company Portfolio (4)	0.42%	0.35%	$1	$373
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	2	2,371
International Vector Equity Portfolio (1)	0.60%	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	241
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	7	912
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	268
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,353
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	4,001
Emerging Markets Value Portfolio (12)	—	0.38%	—	5,314
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.58%	—	—	50
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	26	5

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the Emerging Markets Targeted Value Portfolio was 0.85% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its

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Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.
(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

116

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024		10/31/2025	10/31/2026		4/30/2027		Total
Global Small Company Portfolio	$128		$205	$194		$95		$622
United Kingdom Small Company Portfolio	—	*	9	—	*	—	*	9
DFA Global Real Estate Securities Portfolio	5,024		8,559	6,580		2,371		22,534
World Core Equity Portfolio	178		126	65		31		400
Emerging Markets Targeted Value Portfolio	—		—	—		50		50
Emerging Markets ex China Core Equity Portfolio	—		304	211		5		520

*	Amount less than $500

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$73
DFA International Real Estate Securities Portfolio	82
DFA Global Real Estate Securities Portfolio	17

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$29
International Core Equity Portfolio	27
Global Small Company Portfolio	—
International Small Company Portfolio	104
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	15
DFA Global Real Estate Securities Portfolio	7

117

DFA International Small Cap Value Portfolio	$174
International Vector Equity Portfolio	4
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	3
World ex U.S. Targeted Value Portfolio	—
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	54
Emerging Markets Small Cap Portfolio	50
Emerging Markets Value Portfolio	264
Emerging Markets Core Equity Portfolio	87
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$274,105	$296,909
International Core Equity Portfolio	1,890,990	2,327,449
DFA International Real Estate Securities Portfolio	86,150	669,212
DFA Global Real Estate Securities Portfolio	115,665	149,458
DFA International Small Cap Value Portfolio	791,703	1,132,647
International Vector Equity Portfolio	198,659	233,783
International High Relative Profitability Portfolio	98,059	162,268
World ex U.S. Core Equity Portfolio	349,737	220,404
World ex U.S. Targeted Value Portfolio	53,349	73,553
Emerging Markets Core Equity Portfolio	1,701,855	1,194,012
Emerging Markets Targeted Value Portfolio	28,204	36,766
Emerging Markets ex China Core Equity Portfolio	171,855	15,159

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

118

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$217,964	$709,932	$678,476	$8	$2	$249,430	21,562	$5,131	—

Total	$217,964	$709,932	$678,476	$8	$2	$249,430	21,562	$5,131	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,012,941	$2,845,654	$2,565,330	$59	$(13)	$1,293,311	111,801	$27,577	—

Total	$1,012,941	$2,845,654	$2,565,330	$59	$(13)	$1,293,311	111,801	$27,577	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$44,651	$6,276	$3,264	$34	$7,558	$55,255	1,262	$310	$688

Total	$44,651	$6,276	$3,264	$34	$7,558	$55,255	1,262	$310	$688

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$93,949	$340,635	$380,463	$7	—	$54,128	4,679	$1,854	—

Total	$93,949	$340,635	$380,463	$7	—	$54,128	4,679	$1,854	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,059,809	$58,587	$449,997	$(106,864)	$254,050	$1,815,585	521,720	$104,602	—
The DFA Short Term Investment Fund	339,950	646,405	846,459	—	3	139,899	12,094	4,444	—

Total	$2,399,759	$704,992	$1,296,456	$(106,864)	$254,053	$1,955,484	533,814	$109,046	—

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$166,249	$711,034	$565,976	$19	$(2)	$311,324	26,913	$5,698	—

Total	$166,249	$711,034	$565,976	$19	$(2)	$311,324	26,913	$5,698	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,579	$349,500	$301,014	$6	—	$172,071	14,875	$3,242	—

Total	$123,579	$349,500	$301,014	$6	—	$172,071	14,875	$3,242	—

119

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$74,949	$322,131	$309,197	$7	$1	$87,891	7,598	—	—

Total	$74,949	$322,131	$309,197	$7	$1	$87,891	7,598	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$21,069	$890	$2,524	$253	$2,823	$22,511	1,020	$407	$27

Total	$21,069	$890	$2,524	$253	$2,823	$22,511	1,020	$407	$27

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$97,753	$316,808	$270,391	$10	—	$144,180	12,464	$2,635	—

Total	$97,753	$316,808	$270,391	$10	—	$144,180	12,464	$2,635	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$9,526	$38,757	$32,274	$1	—	$16,010	1,384	$285	—

Total	$9,526	$38,757	$32,274	$1	—	$16,010	1,384	$285	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$582,234	$8,543	$51,582	$9,404	$109,833	$658,432	17,368	$4,910	—
International Core Equity Portfolio	265,142	7,022	24,646	2,851	37,793	288,162	18,496	3,820	—
Emerging Markets Core Equity Portfolio	110,391	5,129	9,390	365	15,008	121,503	5,249	1,949	—

Total	$957,767	$20,694	$85,618	$12,620	$162,634	$1,068,097	41,113	$10,679	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$141,618	$7,466	$15,056	$4,973	$22,369	$161,370	4,753	$1,017	$643
International Core Equity Portfolio	66,213	3,649	7,967	1,060	8,809	71,764	4,606	930	—
Emerging Markets Core Equity Portfolio	44,230	4,360	5,905	289	5,728	48,702	2,104	759	—

Total	$252,061	$15,475	$28,928	$6,322	$36,906	$281,836	11,463	$2,706	$643

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$246,185	$763,754	$729,927	$14	$4	$280,030	24,207	$7,134	—

Total	$246,185	$763,754	$729,927	$14	$4	$280,030	24,207	$7,134	—

120

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,726	$5,751	$6,272	—	—	$1,205	104	—	—

Total	$1,726	$5,751	$6,272	—	—	$1,205	104	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$8,001	$37,058	$37,388	—	—	$7,671	663	$148	—

Total	$8,001	$37,058	$37,388	—	—	$7,671	663	$148	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2022	$180,306	—	—	$180,306
2023	153,335	—	—	153,335
International Core Equity Portfolio
2022	1,137,901	—	—	1,137,901
2023	813,378	—	—	813,378
Global Small Company Portfolio
2022	1,603	$1,952	—	3,555
2023	1,067	—	—	1,067

121

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2022	$483,283	$367,884	—	$851,167
2023	310,109	121,655	—	431,764
Japanese Small Company Portfolio
2022	9,064	9,423	—	18,487
2023	3,684	12,000	—	15,684
Asia Pacific Small Company Portfolio
2022	15,273	26,996	—	42,269
2023	9,900	13,433	—	23,333
United Kingdom Small Company Portfolio
2022	1,165	742	—	1,907
2023	438	—	—	438
Continental Small Company Portfolio
2022	24,283	13,197	—	37,480
2023	21,516	—	—	21,516
DFA International Real Estate Securities Portfolio
2022	447,007	—	—	447,007
2023	—	—	—	—
DFA Global Real Estate Securities Portfolio
2022	384,272	96,161	—	480,433
2023	111,720	315,311	—	427,031
DFA International Small Cap Value Portfolio
2022	477,746	38,826	—	516,572
2023	325,253	—	—	325,253
International Vector Equity Portfolio
2022	118,326	68,984	—	187,310
2023	87,142	—	—	87,142
International High Relative Profitability Portfolio
2022	68,053	10,953	—	79,006
2023	42,438	—	—	42,438
World ex U.S. Value Portfolio
2022	10,666	—	—	10,666
2023	9,912	—	—	9,912
World ex U.S. Core Equity Portfolio
2022	119,143	—	—	119,143
2023	109,998	—	—	109,998
World ex U.S. Targeted Value Portfolio
2022	20,430	36,246	—	56,676
2023	19,463	—	—	19,463
World Core Equity Portfolio
2022	22,839	8,329	—	31,168
2023	19,655	13,609	—	33,264
Selectively Hedged Global Equity Portfolio
2022	7,741	13,787	—	21,528
2023	15,289	8,996	—	24,285

122

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio
2022	$157,133	$215,646	—	$372,779
2023	130,795	10,990	—	141,785
Emerging Markets Small Cap Portfolio
2022	235,523	93,647	—	329,170
2023	90,978	75,855	—	166,833
Emerging Markets Value Portfolio
2022	558,916	—	—	558,916
2023	411,459	—	—	411,459
Emerging Markets Core Equity Portfolio
2022	942,726	—	—	942,726
2023	718,790	—	—	718,790
Emerging Markets Targeted Value Portfolio
2022	11,192	10,941	—	22,133
2023	4,927	3,666	—	8,593
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
2023	14,175	—	—	14,175

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(7,959)	—	$(7,959)
International Core Equity Portfolio	(41,303)	—	(41,303)
Global Small Company Portfolio	(176)	$(105)	(281)
International Small Company Portfolio	(14,553)	—	(14,553)
Japanese Small Company Portfolio	(1,146)	(47)	(1,193)
Asia Pacific Small Company Portfolio	(981)	—	(981)
Continental Small Company Portfolio	(269)	—	(269)
DFA Global Real Estate Securities Portfolio	(3,291)	(6,592)	(9,883)
DFA International Small Cap Value Portfolio	(22,333)	—	(22,333)
International Vector Equity Portfolio	(4,070)	—	(4,070)
International High Relative Profitability Portfolio	(1,875)	—	(1,875)
World ex U.S. Value Portfolio	(516)	—	(516)
World ex U.S. Core Equity Portfolio	(4,530)	—	(4,530)
World ex U.S. Targeted Value Portfolio	(485)	—	(485)
World Core Equity Portfolio	(143)	(1,073)	(1,216)
Selectively Hedged Global Equity Portfolio	(623)	(801)	(1,424)
Emerging Markets Portfolio	(6,739)	—	(6,739)

123

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Emerging Markets Small Cap Portfolio	$(5,646)	—	$(5,646)
Emerging Markets Value Portfolio	(30,475)	—	(30,475)
Emerging Markets Core Equity Portfolio	(45,692)	—	(45,692)
Emerging Markets Targeted Value Portfolio	(890)	—	(890)
Emerging Markets ex China Core Equity Portfolio	(925)	—	(925)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$42,109	—	$(540,587)	$1,208,895	$710,417
International Core Equity Portfolio	234,460	—	(1,084,106)	2,863,285	2,013,639
Global Small Company Portfolio	1,321	$645	—	1,908	3,874
International Small Company Portfolio	96,949	—	(139,844)	(135,810)	(178,705)
Japanese Small Company Portfolio	9,815	2,791	—	(1,877)	10,729
Asia Pacific Small Company Portfolio	7,520	—	(14,737)	(64,352)	(71,569)
United Kingdom Small Company Portfolio	340	—	(3,826)	(2,125)	(5,611)
Continental Small Company Portfolio	3,114	—	(32,327)	29,640	427
DFA International Real Estate Securities Portfolio	149,439	—	(1,065,065)	(1,164,461)	(2,080,087)
DFA Global Real Estate Securities Portfolio	91,948	121	—	(1,205,501)	(1,113,432)
DFA International Small Cap Value Portfolio	154,700	13,281	—	552,541	720,522
International Vector Equity Portfolio	37,675	—	(53,879)	370,630	354,426
International High Relative Profitability Portfolio	2,900	—	(77,106)	156,700	82,494
World ex U.S. Value Portfolio	2,800	—	(11,823)	22,126	13,103
World ex U.S. Core Equity Portfolio	27,153	—	(86,490)	261,155	201,818
World ex U.S. Targeted Value Portfolio	2,262	—	(25,411)	(5,090)	(28,239)
World Core Equity Portfolio	—	11,417	—	225,178	236,595
Selectively Hedged Global Equity Portfolio	4,411	9,926	—	86,208	100,545
Emerging Markets Portfolio	51,190	—	(76,641)	1,220,797	1,195,346
Emerging Markets Small Cap Portfolio	46,116	—	(60,028)	201,098	187,186
Emerging Markets Value Portfolio	171,121	—	(1,349,492)	392,080	(786,291)
Emerging Markets Core Equity Portfolio	280,994	—	(2,449,745)	3,306,794	1,138,043
Emerging Markets Targeted Value Portfolio	8,154	3,295	—	(854)	10,595
Emerging Markets ex China Core Equity Portfolio	3,975	—	(22,892)	(34,123)	(53,040)

124

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$540,587	$540,587
International Core Equity Portfolio	1,084,106	1,084,106
International Small Company Portfolio	139,844	139,844
Asia Pacific Small Company Portfolio	14,737	14,737
United Kingdom Small Company Portfolio	3,826	3,826
Continental Small Company Portfolio	32,327	32,327
DFA International Real Estate Securities Portfolio	1,065,065	1,065,065
International Vector Equity Portfolio	53,879	53,879
International High Relative Profitability Portfolio	77,106	77,106
World ex U.S. Value Portfolio	11,823	11,823
World ex U.S. Core Equity Portfolio	86,490	86,490
World ex U.S. Targeted Value Portfolio	25,411	25,411
Emerging Markets Portfolio	76,641	76,641
Emerging Markets Small Cap Portfolio	60,028	60,028
Emerging Markets Value Portfolio	1,349,492	1,349,492
Emerging Markets Core Equity Portfolio	2,449,745	2,449,745
Emerging Markets ex China Core Equity Portfolio	22,892	22,892

During the year ended October 31, 2023, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Small Cap Value Portfolio	$57,347
Emerging Markets Value Portfolio	10,859

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,037,846	$2,172,160	$(161,583)	$2,010,577
International Core Equity Portfolio	25,047,113	9,431,608	(2,371,003)	7,060,605
Global Small Company Portfolio	76,234	15,672	(172)	15,500
International Small Company Portfolio	10,503,827	1,543,710	(91,969)	1,451,741
Japanese Small Company Portfolio	201,173	28,556	—	28,556
Asia Pacific Small Company Portfolio	178,489	—	(24,808)	(24,808)
United Kingdom Small Company Portfolio	18,661	3,130	—	3,130
Continental Small Company Portfolio	636,585	134,528	—	134,528
DFA International Real Estate Securities Portfolio	3,898,228	488,578	(770,244)	(281,666)
DFA Global Real Estate Securities Portfolio	7,390,107	793,241	(1,073,823)	(280,582)
DFA International Small Cap Value Portfolio	9,397,153	2,929,961	(854,010)	2,075,951
International Vector Equity Portfolio	2,716,329	1,041,052	(191,261)	849,791

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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International High Relative Profitability Portfolio	$1,335,799	$399,025	$(68,631)	$330,394
World ex U.S. Value Portfolio	213,979	59,559	—	59,559
World ex U.S. Core Equity Portfolio	3,308,095	1,174,913	(373,204)	801,709
World ex U.S. Targeted Value Portfolio	648,204	142,713	(65,339)	77,374
World Core Equity Portfolio	681,915	417,338	—	417,338
Selectively Hedged Global Equity Portfolio	158,946	127,788	(56)	127,732
Emerging Markets Portfolio	3,101,710	1,943,744	—	1,943,744
Emerging Markets Small Cap Portfolio	3,305,330	863,570	—	863,570
Emerging Markets Value Portfolio	8,899,093	2,096,033	—	2,096,033
Emerging Markets Core Equity Portfolio	20,216,757	10,542,274	(3,126,593)	7,415,681
Emerging Markets Targeted Value Portfolio	219,705	62,387	(30,718)	31,669
Emerging Markets ex China Core Equity Portfolio	759,877	153,685	(58,959)	94,726

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$50,915
International Core Equity Portfolio	—	263,041
International Small Company Portfolio	—	96,603
DFA International Real Estate Securities Portfolio	—	27,806
DFA Global Real Estate Securities Portfolio	—	31,512
DFA International Small Cap Value Portfolio	—	107,073
International Vector Equity Portfolio	—	26,414
International High Relative Profitability Portfolio	—	2,898
World ex U.S. Core Equity Portfolio	—	30,755
World ex U.S. Targeted Value Portfolio	—	1,021
Selectively Hedged Global Equity Portfolio	72,723	3,326

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	Forward Currency Contracts*	Futures**
Emerging Markets Core Equity Portfolio	$—	$223,684
Emerging Markets Targeted Value Portfolio	—	1,672
Emerging Markets ex China Core Equity Portfolio	—	3,402

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$842	$842

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (2)	Equity Contracts (3)
Large Cap International Portfolio	$(1,746)	—	$(1,746)
International Core Equity Portfolio	(7,578)	—	(7,578)
International Small Company Portfolio	(2,358)	—	(2,358)
DFA International Real Estate Securities Portfolio	(618)	—	(618)
DFA Global Real Estate Securities Portfolio	(862)	—	(862)
DFA International Small Cap Value Portfolio	(2,761)	—	(2,761)
International Vector Equity Portfolio	(875)	—	(875)
World ex U.S. Core Equity Portfolio	(1,008)	—	(1,008)
Selectively Hedged Global Equity Portfolio	(151)	$(56)	(95)
Emerging Markets Core Equity Portfolio	(4,961)	—	(4,961)
Emerging Markets Targeted Value Portfolio	(21)	—	(21)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$7,918	—	$7,918
International Core Equity Portfolio	32,387	—	32,387
International Small Company Portfolio	17,779	—	17,779
DFA International Real Estate Securities Portfolio	4,438	—	4,438
DFA Global Real Estate Securities Portfolio	5,474	—	5,474
DFA International Small Cap Value Portfolio	16,801	—	16,801
International Vector Equity Portfolio	4,842	—	4,842
International High Relative Profitability Portfolio	471	—	471
World ex U.S. Value Portfolio	(19)	—	(19)
World ex U.S. Core Equity Portfolio	4,840	—	4,840
World ex U.S. Targeted Value Portfolio	54	—	54
Selectively Hedged Global Equity Portfolio	1,025	$606	419
Emerging Markets Core Equity Portfolio	29,739	—	29,739
Emerging Markets Targeted Value Portfolio	274	—	274
Emerging Markets ex China Core Equity Portfolio	517	—	517

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$397	—	$397
International Core Equity Portfolio	5,602	—	5,602
International Small Company Portfolio	(690)	—	(690)
DFA International Real Estate Securities Portfolio	379	—	379
DFA Global Real Estate Securities Portfolio	(862)	—	(862)
DFA International Small Cap Value Portfolio	(573)	—	(573)
International Vector Equity Portfolio	(559)	—	(559)
International High Relative Profitability Portfolio	104	—	104
World ex U.S. Core Equity Portfolio	183	—	183
Selectively Hedged Global Equity Portfolio	466	$338	128
Emerging Markets Core Equity Portfolio	4,543	—	4,543
Emerging Markets Targeted Value Portfolio	77	—	77

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a

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Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A.	$79	$79	$(5)	—	—	$74	$5	$5	$(5)	—	—	—
Morgan Stanley and Co. International	62	62	—	—	—	62	—	—	—	—	—	—
Bank of New York Mellon	115	115	—	—	—	115	—	—	—	—	—	—
State Street Bank and Trust	101	101	—	—	—	101	—	—	—	—	—	—
Bank of America Corp.	485	485	(51)	—	—	434	51	51	(51)	—	—	—

Total	$842	$842	$(56)	—	—	$786	$56	$56	$(56)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Large Cap International Portfolio	6.08%	$801	2	—	$1,446	—
International Core Equity Portfolio	6.08%	3,810	5	$3	10,329	—
Global Small Company Portfolio	6.08%	59	36	—	288	—
DFA International Real Estate Securities Portfolio	6.08%	5,116	22	19	12,895	—
DFA Global Real Estate Securities Portfolio	6.08%	2,856	20	10	15,773	—
DFA International Small Cap Value Portfolio	6.08%	3,623	9	6	11,236	—
International High Relative Profitability Portfolio	6.08%	821	43	6	3,894	—
World ex U.S. Value Portfolio	6.08%	155	31	1	844	—
World ex U.S. Targeted Value Portfolio	6.08%	592	46	5	4,650	—
World Core Equity Portfolio	6.08%	789	40	5	10,024	—
Emerging Markets Targeted Value Portfolio	6.08%	4,300	4	3	5,605	—
Emerging Markets ex China Core Equity Portfolio	6.08%	3,943	4	3	4,298	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending

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portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
DFA International Real Estate Securities Portfolio	Borrower	5.69%	$25,470	2	$8	$25,909	—
DFA Global Real Estate Securities Portfolio	Borrower	5.70%	27,832	3	13	35,287	—
DFA International Small Cap Value Portfolio	Borrower	5.70%	44,767	1	7	44,767	—
International High Relative Profitability Portfolio	Borrower	5.69%	25,404	2	8	25,872	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$63,963	$48,395	$(4,288)
International Core Equity Portfolio	112,148	201,676	(29,390)
DFA Global Real Estate Securities Portfolio	10,698	3,222	(5,172)
DFA International Small Cap Value Portfolio	168,635	163,507	30,856

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Portfolio	Purchases	Sales	Realized Gain (Loss)
International Vector Equity Portfolio	$19,089	$32,518	$(6,009)
International High Relative Profitability Portfolio	17,423	16,074	(714)
World ex U.S. Core Equity Portfolio	10,230	28,211	(4,489)
World ex U.S. Targeted Value Portfolio	5,148	11,678	3,556
Emerging Markets Core Equity Portfolio	3,536	2,440	(376)
Emerging Markets Targeted Value Portfolio	129	213	13
Emerging Markets ex China Core Equity Portfolio	742	—	—

J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$45,225
International Core Equity Portfolio	410,217
DFA International Real Estate Securities Portfolio	41,213
DFA International Small Cap Value Portfolio	113,364
International Vector Equity Portfolio	54,008
International High Relative Profitability Portfolio	9,035
World ex U.S. Core Equity Portfolio	72,395
World ex U.S. Targeted Value Portfolio	10,645
Emerging Markets Core Equity Portfolio	1,192,972
Emerging Markets Targeted Value Portfolio	6,208
Emerging Markets ex China Core Equity Portfolio	13,920

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares (“Class R shares”) of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:

Large Cap International Portfolio	$27,888
International Vector Equity Portfolio	19,173
International High Relative Profitability Portfolio	10,005

N. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

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O. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio	4	77%
International Core Equity Portfolio	3	70%
Global Small Company Portfolio	3	90%
International Small Company Portfolio	3	80%
Japanese Small Company Portfolio	3	82%
Asia Pacific Small Company Portfolio	2	89%
United Kingdom Small Company Portfolio	3	90%
Continental Small Company Portfolio	2	96%
DFA International Real Estate Securities Portfolio	4	94%
DFA Global Real Estate Securities Portfolio	2	65%
DFA International Small Cap Value Portfolio	3	76%
International Vector Equity Portfolio	2	90%
International High Relative Profitability Portfolio	2	85%
World ex U.S. Value Portfolio	5	80%
World ex U.S. Core Equity Portfolio	2	74%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	5	88%
Selectively Hedged Global Equity Portfolio	4	92%
Emerging Markets Portfolio	3	69%
Emerging Markets Small Cap Portfolio	2	62%
Emerging Markets Value Portfolio	3	47%
Emerging Markets Core Equity Portfolio	2	61%
Emerging Markets Targeted Value Portfolio	2	92%
Emerging Markets ex China Core Equity Portfolio	3	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares

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when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the six months ended April 30, 2024, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
Large Cap International Portfolio	$40,043	1,462,919	$55
International Vector Equity Portfolio	31,278	2,340,754	44
International High Relative Profitability Portfolio	16,319	1,239,923	24

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,175.70	0.28%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

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DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company.	$8,972,005,892

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$8,972,005,892

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2024, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,972,006
Receivables:
Fund Shares Sold	5,910
Prepaid Expenses and Other Assets	33

Total Assets	8,977,949

LIABILITIES:
Payables:
Fund Shares Redeemed	4,444
Due to Advisor	369
Accrued Expenses and Other Liabilities	251

Total Liabilities	5,064

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,972,885

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,972,885 and shares outstanding of 427,029,989, $0.01 Par Value (1)	$21.01

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,292,926
Total Distributable Earnings (Loss)	1,679,959

NET ASSETS	$8,972,885

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $19,348)	$171,839
Interest	747
Income from Securities Lending, Net	1,520
Expenses Allocated from Affiliated Investment Companies	(9,479)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	164,627

Fund Expenses
Investment Management Fees	11,148
Accounting & Transfer Agent Fees	566
Filing Fees	33
Shareholders’ Reports	182
Directors’/Trustees’ Fees & Expenses	31
Professional Fees	55
Previously Waived Fees Recovered by Advisor (Note C)	14
Other	80

Total Fund Expenses	12,109

Fees Waived, Expenses Reimbursed by Advisor (Note C)	8,938

Net Expenses	3,171

Net Investment Income (Loss)	161,456

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	119,283
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***	1,157,805

Net Realized and Unrealized Gain (Loss)	1,277,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,438,544

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio#
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$161,456	$366,595
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	119,283	(47,315)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company***,****	1,157,805	949,714

Net Increase (Decrease) in Net Assets Resulting from Operations	1,438,544	1,268,994

Distributions:
Class R2 Shares	—	43
Institutional Class Shares	(147,626)	(351,486)

Total Distributions	(147,626)	(351,443)

Capital Share Transactions (1):
Shares Issued	729,459	1,196,309
Shares Issued in Lieu of Cash Distributions	144,811	344,995
Shares Redeemed	(1,430,430)	(1,714,650)

Net Increase (Decrease) from Capital Share Transactions	(556,160)	(173,346)

Total Increase (Decrease) in Net Assets	734,758	744,205
Net Assets
Beginning of Period	8,238,127	7,493,922

End of Period	$8,972,885	$8,238,127

(1) Shares Issued and Redeemed:
Shares Issued	36,085	63,752
Shares Issued in Lieu of Cash Distributions	7,367	18,392
Shares Redeemed	(69,793)	(91,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,341)	(9,585)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.
#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$18.17		$16.19	$19.80	$13.54	$17.18	$17.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.80	0.79	0.62	0.38	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	2.81		1.96	(3.49)	6.23	(3.58)	(0.11)

Total from Investment Operations	3.17		2.76	(2.70)	6.85	(3.20)	0.52

Less Distributions:
Net Investment Income	(0.33)		(0.78)	(0.87)	(0.59)	(0.44)	(0.56)
Net Realized Gains	—		—	(0.04)	—	—	(0.52)

Total Distributions	(0.33)		(0.78)	(0.91)	(0.59)	(0.44)	(1.08)

Net Asset Value, End of Period	$21.01		$18.17	$16.19	$19.80	$13.54	$17.18

Total Return	17.57	%(B)	16.93%	(13.90%)	50.90%	(18.87%)	3.37%

Net Assets, End of Period (thousands)	$8,972,885		$8,238,127	$7,492,497	$8,312,480	$6,557,488	$9,173,478
Ratio of Expenses to Average Net Assets (D)	0.28	%(C)	0.29%	0.30%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.48	%(C)	0.49%	0.50%	0.56%	0.60%	0.64%
Ratio of Net Investment Income to Average Net Assets	3.62	%(C)	4.27%	4.30%	3.36%	2.57%	3.70%

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2024, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2024, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio’s Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024 and waived fees/assumed expenses during the six months ended April 30, 2024, are reflected below (amounts in thousands).

146

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$14	$8,938

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, effective February 28, 2024, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $11 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$109

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

147

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2022	$402,701	—	—	$402,701
2023	351,443	—	—	351,443

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(14,751)	—	$(14,751)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA International Value Portfolio	$87,620	—	$(94,697)	$396,246	$389,169

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$94,697	$94,697

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$7,413,790	$1,601,455	—	$1,601,455

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

148

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 (“Class R shares”) shares of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder report and will have no effect on the Portfolio’s accounting policies or financial statements.

I. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio	3	67%

149

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

During the six months ended April 30, 2024, the DFA International Value Portfolio’s activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash
	and Value of
	Securities
	Sold	Shares Sold	Service Fees
DFA International Value Portfolio	$162,253	7,722,355	$226

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

150

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,175.70	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,116.60	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

151

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,142.30	0.12%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,223.70	0.11%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,184.20	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,159.50	0.11%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,151.90	0.15%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,148.50	0.27%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

152

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.3%
Consumer Discretionary	13.2%
Consumer Staples	3.7%
Energy	15.4%
Financials	30.2%
Health Care	6.6%
Industrials	10.6%
Information Technology	1.6%
Materials	12.7%
Real Estate	2.0%
Utilities	0.7%

100.0%

The Japanese Small Company Series
Communication Services	2.1%
Consumer Discretionary	15.3%
Consumer Staples	8.0%
Energy	0.8%
Financials	9.3%
Health Care	5.4%
Industrials	29.7%
Information Technology	13.2%
Materials	12.9%
Real Estate	1.6%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	4.3%
Consumer Discretionary	19.5%
Consumer Staples	5.8%
Energy	5.6%
Financials	13.4%
Health Care	5.4%
Industrials	12.5%
Information Technology	8.1%
Materials	18.6%
Real Estate	6.7%
Utilities	0.1%

100.0%

153

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	4.7%
Consumer Discretionary	19.1%
Consumer Staples	7.7%
Energy	2.9%
Financials	21.7%
Health Care	2.5%
Industrials	24.5%
Information Technology	5.5%
Materials	6.3%
Real Estate	2.7%
Utilities	2.4%

100.0%

The Continental Small Company Series
Communication Services	4.5%
Consumer Discretionary	8.2%
Consumer Staples	4.4%
Energy	3.4%
Financials	16.9%
Health Care	6.2%
Industrials	28.6%
Information Technology	9.5%
Materials	9.0%
Real Estate	5.4%
Utilities	3.9%

100.0%

The Canadian Small Company Series
Communication Services	0.9%
Consumer Discretionary	4.1%
Consumer Staples	4.6%
Energy	24.5%
Financials	7.3%
Health Care	2.5%
Industrials	14.9%
Information Technology	4.6%
Materials	25.5%
Real Estate	3.3%
Utilities	7.8%

100.0%

The Emerging Markets Series
Communication Services	8.2%
Consumer Discretionary	12.0%
Consumer Staples	5.9%
Energy	5.8%
Financials	21.8%
Health Care	3.9%
Industrials	8.7%
Information Technology	20.5%
Materials	8.7%
Real Estate	1.8%
Utilities	2.7%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.3%
Consumer Discretionary	12.5%
Consumer Staples	6.5%
Energy	1.9%
Financials	10.6%
Health Care	8.0%
Industrials	18.4%
Information Technology	14.9%
Materials	14.9%
Real Estate	5.1%
Utilities	3.9%

100.0%

154

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
ANZ Group Holdings Ltd.	3,720,839	$67,138,539	0.5%
National Australia Bank Ltd.	5,570,044	120,744,740	1.0%
Santos Ltd.	14,074,222	69,067,329	0.6%
Westpac Banking Corp.	5,237,352	86,973,266	0.7%
Woodside Energy Group Ltd.	3,761,716	67,398,682	0.5%
Other Securities		353,258,928	2.8%

TOTAL AUSTRALIA		764,581,484	6.1%

AUSTRIA — (0.1%)
Other Securities		10,364,334	0.1%

BELGIUM — (0.7%)
Other Securities		88,201,536	0.7%

CANADA — (10.2%)
Bank of Montreal	1,308,032	116,833,418	0.9%
# Bank of Nova Scotia	1,809,424	83,052,562	0.7%
Canadian Imperial Bank of Commerce	1,726,071	80,570,459	0.6%
Fairfax Financial Holdings Ltd.	96,097	104,477,784	0.8%
Manulife Financial Corp.	3,267,295	76,193,319	0.6%
Nutrien Ltd.	1,194,529	63,035,285	0.5%
Suncor Energy, Inc.	2,343,254	89,488,870	0.7%
Teck Resources Ltd., Class B	2,373,766	116,765,550	0.9%
# Toronto-Dominion Bank	1,259,832	74,733,234	0.6%
Other Securities		492,933,508	4.0%

TOTAL CANADA		1,298,083,989	10.3%

DENMARK — (2.6%)
Other Securities		333,225,955	2.7%

FINLAND — (0.7%)
Other Securities		90,445,884	0.7%

FRANCE — (10.9%)
BNP Paribas SA	1,245,833	89,652,462	0.7%
Cie de Saint-Gobain SA	1,944,950	153,811,784	1.2%
Cie Generale des Etablissements Michelin SCA	2,740,740	105,295,516	0.8%
Orange SA	7,524,383	83,748,511	0.7%
Publicis Groupe SA	572,887	63,216,237	0.5%
Sanofi SA	1,294,731	127,910,431	1.0%
TotalEnergies SE	6,761,803	490,898,501	3.9%
Other Securities		280,886,227	2.3%

TOTAL FRANCE		1,395,419,669	11.1%

GERMANY — (6.1%)
BASF SE	1,328,093	69,587,493	0.6%
Bayerische Motoren Werke AG	915,630	99,757,239	0.8%
Daimler Truck Holding AG	1,562,210	70,449,776	0.6%
Mercedes-Benz Group AG	2,408,921	182,212,921	1.4%
Other Securities		358,713,481	2.8%

TOTAL GERMANY		780,720,910	6.2%

155

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.2%)
Other Securities		$151,695,444	1.2%

IRELAND — (0.2%)
Other Securities		28,993,455	0.2%

ISRAEL — (0.5%)
Other Securities		63,487,764	0.5%

ITALY — (2.7%)
# Stellantis NV	3,233,234	71,540,140	0.6%
UniCredit SpA	4,033,254	148,038,025	1.2%
Other Securities		124,255,029	0.9%

TOTAL ITALY		343,833,194	2.7%

JAPAN — (21.0%)
Honda Motor Co. Ltd.	10,142,400	115,395,936	0.9%
Mitsubishi Corp.	4,952,200	113,254,674	0.9%
Mitsubishi UFJ Financial Group, Inc.	10,604,650	105,636,637	0.8%
Sumitomo Mitsui Financial Group, Inc.	1,457,900	82,814,222	0.7%
Takeda Pharmaceutical Co. Ltd.	2,716,171	71,386,586	0.6%
Toyota Motor Corp.	4,626,850	105,531,855	0.8%
Other Securities		2,089,448,091	16.7%

TOTAL JAPAN		2,683,468,001	21.4%

NETHERLANDS — (3.8%)
ING Groep NV	4,971,616	78,602,570	0.6%
Koninklijke Ahold Delhaize NV	4,003,663	121,527,947	1.0%
Other Securities		284,920,138	2.3%

TOTAL NETHERLANDS		485,050,655	3.9%

NEW ZEALAND — (0.2%)
Other Securities		18,639,643	0.2%

NORWAY — (0.8%)
Other Securities		104,525,067	0.8%

PORTUGAL — (0.1%)
Other Securities		17,222,936	0.2%

SINGAPORE — (0.9%)
Other Securities		115,436,172	0.9%

SPAIN — (2.9%)
Banco Bilbao Vizcaya Argentaria SA	6,651,895	71,933,413	0.6%
# Banco Santander SA	33,828,020	164,594,695	1.3%
Banco Santander SA, Sponsored ADR	219,342	1,052,842	0.0%
Repsol SA	5,175,215	81,230,579	0.6%
Other Securities		55,639,770	0.5%

TOTAL SPAIN		374,451,299	3.0%

156

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.1%)
Other Securities		$264,895,236	2.1%

SWITZERLAND — (9.5%)
Cie Financiere Richemont SA, Class A	787,983	108,920,549	0.9%
Holcim AG	895,794	74,984,857	0.6%
Lonza Group AG	120,322	66,416,929	0.5%
Novartis AG	1,526,421	148,150,570	1.2%
Novartis AG, Sponsored ADR	1,104,091	107,240,359	0.9%
UBS Group AG	5,916,152	155,377,485	1.2%
#* UBS Group AG	1,123,339	30,161,636	0.2%
Zurich Insurance Group AG	344,994	166,993,077	1.3%
Other Securities		361,262,905	2.9%

TOTAL SWITZERLAND		1,219,508,367	9.7%

UNITED KINGDOM — (12.1%)
Glencore PLC	12,728,997	74,064,434	0.6%
HSBC Holdings PLC	11,272,844	97,712,457	0.8%
# HSBC Holdings PLC, Sponsored ADR	2,088,271	91,006,850	0.7%
Lloyds Banking Group PLC	129,529,683	83,596,212	0.7%
Shell PLC	307,658	10,936,810	0.1%
Shell PLC, ADR	8,324,491	596,533,025	4.7%
Other Securities		593,743,571	4.7%

TOTAL UNITED KINGDOM		1,547,593,359	12.3%

UNITED STATES — (0.2%)
Other Securities		26,693,766	0.2%

TOTAL COMMON STOCKS		12,206,538,119	97.2%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		95,497,709	0.7%

TOTAL INVESTMENT SECURITIES (Cost $ 9,614,807,124)		12,302,035,828

		Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	41,646,336	481,764,815	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $ 10,096,565,575)		$12,783,800,643	101.8%

157

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2024, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	435	06/21/24	$113,704,115	$110,207,250	$(3,496,865)

Total Futures Contracts			$113,704,115	$110,207,250	$(3,496,865)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$764,581,484	—	$764,581,484
Austria	—	10,364,334	—	10,364,334
Belgium	—	88,201,536	—	88,201,536
Canada	$1,298,083,989	—	—	1,298,083,989
Denmark	529,252	332,696,703	—	333,225,955
Finland	4,858,347	85,587,537	—	90,445,884
France	—	1,395,419,669	—	1,395,419,669
Germany	22,757,937	757,962,973	—	780,720,910
Hong Kong	—	151,695,444	—	151,695,444
Ireland	—	28,993,455	—	28,993,455
Israel	—	63,487,764	—	63,487,764
Italy	56,797,453	287,035,741	—	343,833,194
Japan	28,430,409	2,655,037,592	—	2,683,468,001
Netherlands	27,323,680	457,726,975	—	485,050,655
New Zealand	—	18,639,643	—	18,639,643
Norway	—	104,525,067	—	104,525,067
Portugal	—	17,222,936	—	17,222,936
Singapore	—	115,436,172	—	115,436,172
Spain	10,494,671	363,956,628	—	374,451,299
Sweden	40,760	264,854,476	—	264,895,236
Switzerland	153,513,235	1,065,995,132	—	1,219,508,367
United Kingdom	818,953,672	728,639,687	—	1,547,593,359
United States	18,518,632	8,175,134	—	26,693,766
Preferred Stocks
Germany	—	95,497,709	—	95,497,709
Securities Lending Collateral	—	481,764,815	—	481,764,815

Total Investments in Securities	$2,440,302,037	$10,343,498,606	—	$12,783,800,643

Financial Instruments
Liabilities
Futures Contracts**	(3,496,865)	—	—	(3,496,865)

Total Financial Instruments	$(3,496,865)	—	—	$(3,496,865)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

158

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.1%)
Other Securities		$62,909,718	2.1%

CONSUMER DISCRETIONARY — (15.1%)
Food & Life Cos. Ltd.	547,600	10,350,094	0.4%
Kyoritsu Maintenance Co. Ltd.	360,800	7,694,293	0.3%
#* Mercari, Inc.	641,700	7,419,895	0.3%
NHK Spring Co. Ltd.	943,987	9,567,160	0.3%
Resorttrust, Inc.	477,064	7,895,577	0.3%
Tomy Co. Ltd.	510,693	8,165,540	0.3%
Other Securities		402,917,838	13.2%

TOTAL CONSUMER DISCRETIONARY		454,010,397	15.1%

CONSUMER STAPLES — (7.9%)
Morinaga Milk Industry Co. Ltd.	381,100	7,467,806	0.3%
Nissui Corp.	1,737,200	10,423,613	0.4%
Other Securities		218,966,614	7.2%

TOTAL CONSUMER STAPLES		236,858,033	7.9%

ENERGY — (0.8%)
Other Securities		24,392,797	0.8%

FINANCIALS — (9.2%)
77 Bank Ltd.	330,252	9,336,324	0.3%
Gunma Bank Ltd.	1,655,269	10,074,228	0.3%
Hirogin Holdings, Inc.	1,462,700	10,526,124	0.4%
Hokuhoku Financial Group, Inc.	650,353	7,977,844	0.3%
Nishi-Nippon Financial Holdings, Inc.	703,300	8,891,429	0.3%
Yamaguchi Financial Group, Inc.	879,230	8,881,638	0.3%
Other Securities		219,938,310	7.2%

TOTAL FINANCIALS		275,625,897	9.1%

HEALTH CARE — (5.3%)
Jeol Ltd.	247,200	9,793,908	0.3%
Sawai Group Holdings Co. Ltd.	219,400	8,176,036	0.3%
Tsumura & Co.	307,918	7,419,806	0.3%
Other Securities		134,470,298	4.4%

TOTAL HEALTH CARE		159,860,048	5.3%

INDUSTRIALS — (29.4%)
EXEO Group, Inc.	856,372	9,333,805	0.3%
Furukawa Electric Co. Ltd.	380,200	8,140,413	0.3%
GS Yuasa Corp.	417,183	7,871,173	0.3%
Hitachi Zosen Corp.	982,779	7,606,599	0.3%
Inaba Denki Sangyo Co. Ltd.	313,900	7,323,456	0.3%
Kanematsu Corp.	470,325	7,647,398	0.3%
Kokuyo Co. Ltd.	454,525	7,765,176	0.3%
Mabuchi Motor Co. Ltd.	483,268	7,484,797	0.3%
MEITEC Group Holdings, Inc.	453,200	8,452,181	0.3%
Nagase & Co. Ltd.	558,800	9,667,429	0.3%

159

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nichias Corp.	366,500	$10,045,658	0.3%
Nihon M&A Center Holdings, Inc.	1,777,000	9,726,109	0.3%
* Park24 Co. Ltd.	743,272	8,004,728	0.3%
Takasago Thermal Engineering Co. Ltd.	245,700	8,236,881	0.3%
Takeuchi Manufacturing Co. Ltd.	204,100	7,742,165	0.3%
Ushio, Inc.	572,300	7,527,951	0.3%
Other Securities		752,285,637	24.6%

TOTAL INDUSTRIALS		884,861,556	29.4%

INFORMATION TECHNOLOGY — (13.0%)
Alps Alpine Co. Ltd.	980,642	8,852,024	0.3%
Citizen Watch Co. Ltd.	1,379,800	9,165,989	0.3%
Daiwabo Holdings Co. Ltd.	556,300	9,662,968	0.3%
Dexerials Corp.	307,000	11,499,187	0.4%
Konica Minolta, Inc.	2,569,800	8,544,930	0.3%
NET One Systems Co. Ltd.	492,716	8,244,429	0.3%
Nippon Electric Glass Co. Ltd.	385,736	9,544,688	0.3%
NSD Co. Ltd.	464,660	9,082,229	0.3%
Other Securities		317,338,206	10.5%

TOTAL INFORMATION TECHNOLOGY		391,934,650	13.0%

MATERIALS — (12.8%)
ADEKA Corp.	494,500	10,276,060	0.3%
Mitsubishi Materials Corp.	477,800	9,337,438	0.3%
Mitsui Mining & Smelting Co. Ltd.	329,400	10,328,956	0.3%
Rengo Co. Ltd.	1,028,300	7,710,054	0.3%
Taiheiyo Cement Corp.	375,454	8,587,569	0.3%
Teijin Ltd.	840,188	8,196,597	0.3%
Tokuyama Corp.	354,797	7,320,919	0.3%
UBE Corp.	581,000	10,621,656	0.4%
Other Securities		311,066,537	10.2%

TOTAL MATERIALS		383,445,786	12.7%

REAL ESTATE — (1.6%)
Other Securities		48,217,548	1.6%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	655,600	10,692,315	0.3%
Other Securities		41,731,402	1.4%

TOTAL UTILITIES		52,423,717	1.7%

TOTAL COMMON STOCKS (Cost $2,691,088,163)		2,974,540,147	98.7%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	2,977,727	34,446,351	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,725,534,470)		$3,008,986,498	99.8%

160

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$62,909,718	—	$62,909,718
Consumer Discretionary	—	454,010,397	—	454,010,397
Consumer Staples	—	236,858,033	—	236,858,033
Energy	—	24,392,797	—	24,392,797
Financials	—	275,625,897	—	275,625,897
Health Care	—	159,860,048	—	159,860,048
Industrials	—	884,861,556	—	884,861,556
Information Technology	$2,705,824	389,228,826	—	391,934,650
Materials	—	383,445,786	—	383,445,786
Real Estate	—	48,217,548	—	48,217,548
Utilities	—	52,423,717	—	52,423,717
Securities Lending Collateral	—	34,446,351	—	34,446,351

Total Investments in Securities	$2,705,824	$3,006,280,674	—	$3,008,986,498

See accompanying Notes to Financial Statements.

161

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
AUSTRALIA — (68.9%)
*	Alumina Ltd.	9,199,687	$9,451,085	0.7%
	AMP Ltd.	16,162,745	11,375,893	0.8%
	Ansell Ltd.	826,903	13,595,186	1.0%
#	ARB Corp. Ltd.	515,473	12,654,606	0.9%
	AUB Group Ltd.	604,471	10,962,909	0.8%
#	Bank of Queensland Ltd.	3,764,914	14,871,977	1.1%
	Beach Energy Ltd.	9,477,871	9,705,184	0.7%
*	Bellevue Gold Ltd.	8,680,965	9,808,562	0.7%
#*	Boss Energy Ltd.	2,985,896	9,397,878	0.7%
	Breville Group Ltd.	613,229	10,096,657	0.7%
	Brickworks Ltd.	443,273	7,634,576	0.6%
	Challenger Ltd.	2,318,192	9,987,706	0.7%
	Champion Iron Ltd.	2,045,901	9,271,672	0.7%
	CSR Ltd.	3,025,097	17,254,499	1.3%
*	De Grey Mining Ltd.	9,589,596	7,980,148	0.6%
	Domino’s Pizza Enterprises Ltd.	366,930	9,255,966	0.7%
	Downer EDI Ltd.	4,102,725	12,316,600	0.9%
#	Flight Centre Travel Group Ltd.	991,677	13,478,887	1.0%
	Gold Road Resources Ltd.	7,834,503	8,107,416	0.6%
	HUB24 Ltd.	477,073	12,257,701	0.9%
	Iluka Resources Ltd.	1,975,515	9,606,164	0.7%
	Incitec Pivot Ltd.	4,870,252	8,744,963	0.6%
	Lendlease Corp. Ltd.	3,377,119	13,927,398	1.0%
	Lovisa Holdings Ltd.	404,882	8,160,018	0.6%
	Metcash Ltd.	5,799,205	14,706,116	1.1%
	Netwealth Group Ltd.	798,551	10,050,979	0.7%
	New Hope Corp. Ltd.	3,218,747	9,363,398	0.7%
	nib holdings Ltd.	2,762,115	13,190,585	1.0%
	Orora Ltd.	7,895,775	11,067,453	0.8%
*	Paladin Energy Ltd.	1,726,294	15,320,419	1.1%
	Perpetual Ltd.	533,324	8,108,790	0.6%
	Perseus Mining Ltd.	8,150,426	11,921,805	0.9%
	Premier Investments Ltd.	460,365	8,855,415	0.6%
	Ramelius Resources Ltd.	6,372,398	8,453,050	0.6%
	Reliance Worldwide Corp. Ltd.	4,574,507	15,015,063	1.1%
*	Sandfire Resources Ltd.	2,980,077	17,949,060	1.3%
	Sigma Healthcare Ltd.	10,130,069	8,248,735	0.6%
	Sims Ltd.	1,023,034	7,840,813	0.6%
	Super Retail Group Ltd.	1,077,207	10,016,276	0.7%
	Technology One Ltd.	962,439	9,968,181	0.7%
	Ventia Services Group Pty. Ltd.	4,118,921	9,586,161	0.7%
Ω	Viva Energy Group Ltd.	4,788,882	10,485,228	0.8%
#*	Webjet Ltd.	2,238,459	11,749,811	0.9%
	Other Securities		482,130,281	34.5%

TOTAL AUSTRALIA			953,931,270	69.0%

CHINA — (0.1%)
	Other Securities		674,675	0.0%

162

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (18.3%)
	ASMPT Ltd.	1,083,400	$13,464,149	1.0%
	Luk Fook Holdings International Ltd.	3,231,000	7,745,870	0.6%
	Pacific Basin Shipping Ltd.	28,012,000	9,699,374	0.7%
	PCCW Ltd.	18,623,545	9,311,665	0.7%
*Ω	Samsonite International SA	4,615,200	16,225,508	1.2%
	Other Securities		197,440,150	14.2%

	TOTAL HONG KONG		253,886,716	18.4%

	NEW ZEALAND — (2.7%)
	Other Securities		36,724,475	2.6%

	SINGAPORE — (9.6%)
	ComfortDelGro Corp. Ltd.	9,516,700	10,351,483	0.8%
	Venture Corp. Ltd.	886,900	9,396,912	0.7%
	Other Securities		112,787,770	8.1%

	TOTAL SINGAPORE		132,536,165	9.6%

	TOTAL COMMON STOCKS		1,377,753,301	99.6%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		52,639	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,504,134,299)		1,377,805,940

			Value†
	SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	532,661	6,161,821	0.5%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,510,296,094)		$1,383,967,761	100.1%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$19,489	$953,331,192	$580,589		$953,931,270
China	—	674,675	—		674,675
Hong Kong	—	253,645,575	241,141		253,886,716
New Zealand	—	36,724,475	—		36,724,475
Singapore	—	131,607,002	929,163		132,536,165
Rights/Warrants
Australia	—	46,528	6,111		52,639
Securities Lending Collateral	—	6,161,821	—		6,161,821

Total Investments in Securities	$19,489	$1,382,191,268	$1,757,004	<>	$1,383,967,761

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

163

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (4.6%)
4imprint Group PLC	170,419	$13,171,371	0.8%
ITV PLC	18,733,766	16,436,592	1.0%
Other Securities		44,701,286	2.9%

TOTAL COMMUNICATION SERVICES		74,309,249	4.7%

CONSUMER DISCRETIONARY — (18.7%)
Bellway PLC	630,147	19,802,855	1.2%
Domino’s Pizza Group PLC	3,097,499	12,556,883	0.8%
Games Workshop Group PLC	185,280	22,899,525	1.4%
Greggs PLC	616,518	20,864,178	1.3%
Inchcape PLC	2,224,738	22,173,790	1.4%
Persimmon PLC	1,210,381	19,599,733	1.2%
Pets at Home Group PLC	3,252,605	11,874,044	0.7%
Redrow PLC	1,640,617	13,190,480	0.8%
Vistry Group PLC	1,748,658	25,975,639	1.6%
Other Securities		131,811,036	8.4%

TOTAL CONSUMER DISCRETIONARY		300,748,163	18.8%

CONSUMER STAPLES — (7.5%)
Britvic PLC	1,626,728	17,939,125	1.1%
Cranswick PLC	366,623	19,689,598	1.2%
Marks & Spencer Group PLC	8,720,785	27,783,914	1.7%
Tate & Lyle PLC	2,282,146	18,710,462	1.2%
Other Securities		36,702,587	2.4%

TOTAL CONSUMER STAPLES		120,825,686	7.6%

ENERGY — (2.8%)
Other Securities		44,932,336	2.8%

FINANCIALS — (21.1%)
# abrdn PLC	7,794,646	14,214,168	0.9%
Bank of Georgia Group PLC	269,724	18,060,462	1.1%
Beazley PLC	3,371,873	27,898,081	1.7%
Burford Capital Ltd.	1,040,043	16,025,959	1.0%
Direct Line Insurance Group PLC	6,636,380	15,407,703	1.0%
Hargreaves Lansdown PLC	1,727,442	17,456,379	1.1%
Hiscox Ltd.	1,713,988	26,285,489	1.6%
IG Group Holdings PLC	1,903,515	17,762,173	1.1%
Man Group PLC	7,658,922	24,561,411	1.5%
Paragon Banking Group PLC	1,921,607	17,137,099	1.1%
Plus500 Ltd.	559,488	15,133,993	1.0%
Virgin Money U.K. PLC	5,748,672	15,285,030	1.0%
Other Securities		115,115,142	7.2%

TOTAL FINANCIALS		340,343,089	21.3%

HEALTH CARE — (2.4%)
Hikma Pharmaceuticals PLC	665,364	15,975,770	1.0%
Other Securities		23,112,542	1.4%

TOTAL HEALTH CARE		39,088,312	2.4%

164

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.0%)
Babcock International Group PLC	2,648,756	$16,761,406	1.1%
Balfour Beatty PLC	3,585,302	16,259,272	1.0%
Diploma PLC	406,243	18,362,419	1.2%
Grafton Group PLC	1,489,341	17,517,968	1.1%
Howden Joinery Group PLC	1,961,497	21,350,339	1.3%
* International Distributions Services PLC	3,658,794	12,328,647	0.8%
JET2 PLC	813,756	14,552,105	0.9%
Mitie Group PLC	8,157,936	11,840,775	0.7%
QinetiQ Group PLC	3,297,003	14,070,582	0.9%
Rotork PLC	4,453,609	17,903,215	1.1%
RS Group PLC	1,740,840	15,947,502	1.0%
Serco Group PLC	6,263,031	14,284,096	0.9%
Travis Perkins PLC	1,218,528	11,405,796	0.7%
Other Securities		182,976,112	11.5%

TOTAL INDUSTRIALS		385,560,234	24.2%

INFORMATION TECHNOLOGY — (5.4%)
Computacenter PLC	501,247	16,070,220	1.0%
Softcat PLC	721,394	14,120,067	0.9%
Other Securities		56,429,638	3.5%

TOTAL INFORMATION TECHNOLOGY		86,619,925	5.4%

MATERIALS — (6.2%)
Centamin PLC	8,657,968	13,074,160	0.8%
Hill & Smith PLC	552,541	12,969,366	0.8%
Johnson Matthey PLC	705,343	15,447,255	1.0%
Other Securities		58,327,738	3.7%

TOTAL MATERIALS		99,818,519	6.3%

REAL ESTATE — (2.6%)
Grainger PLC	4,254,403	13,572,770	0.8%
Savills PLC	971,680	13,132,539	0.8%
Other Securities		15,068,917	1.0%

TOTAL REAL ESTATE		41,774,226	2.6%

UTILITIES — (2.4%)
Drax Group PLC	2,467,126	15,979,925	1.0%
Pennon Group PLC	1,497,540	12,456,715	0.8%
Other Security		9,518,258	0.6%

TOTAL UTILITIES		37,954,898	2.4%

TOTAL COMMON STOCKS (Cost $1,411,512,091)		1,571,974,637	98.5%

165

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	3,168,193	$36,649,652	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,448,161,103)		$1,608,624,289	100.8%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,722	$74,293,527	—	$74,309,249
Consumer Discretionary	—	300,748,163	—	300,748,163
Consumer Staples	—	120,825,686	—	120,825,686
Energy	—	44,932,336	—	44,932,336
Financials	—	340,343,089	—	340,343,089
Health Care	—	39,088,312	—	39,088,312
Industrials	—	385,560,234	—	385,560,234
Information Technology	—	86,619,925	—	86,619,925
Materials	—	99,818,519	—	99,818,519
Real Estate	—	41,774,226	—	41,774,226
Utilities	—	37,954,898	—	37,954,898
Securities Lending Collateral	—	36,649,652	—	36,649,652

Total Investments in Securities	$15,722	$1,608,608,567	—	$1,608,624,289

See accompanying Notes to Financial Statements.

166

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (94.2%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	432,017	$23,581,005	0.4%
Ω	BAWAG Group AG	434,580	25,949,117	0.5%
	Wienerberger AG	687,303	24,560,986	0.4%
	Other Securities		107,360,326	2.0%

	TOTAL AUSTRIA		181,451,434	3.3%

	BELGIUM — (3.5%)
	Ackermans & van Haaren NV	169,888	29,201,571	0.5%
	Lotus Bakeries NV	2,257	22,690,810	0.4%
	Other Securities		151,568,290	2.8%

	TOTAL BELGIUM		203,460,671	3.7%

	DENMARK — (6.7%)
	Jyske Bank AS	425,821	34,453,090	0.6%
*	NKT AS	367,425	30,479,498	0.6%
	Ringkjoebing Landbobank AS	195,913	32,924,491	0.6%
	Royal Unibrew AS	312,981	23,569,800	0.4%
	Sydbank AS	452,041	22,986,045	0.4%
*	Zealand Pharma AS	271,476	24,363,736	0.5%
	Other Securities		219,345,231	3.9%

	TOTAL DENMARK		388,121,891	7.0%

	FINLAND — (5.0%)
	Huhtamaki OYJ	631,957	24,218,073	0.5%
	Konecranes OYJ	435,511	22,888,439	0.4%
	Orion OYJ, Class B	651,111	24,862,067	0.5%
	Wartsila OYJ Abp	2,286,733	42,184,489	0.8%
	Other Securities		174,808,656	3.0%

	TOTAL FINLAND		288,961,724	5.2%

	FRANCE — (11.6%)
	Elis SA	1,272,724	28,574,401	0.5%
	Gaztransport Et Technigaz SA	222,677	31,036,771	0.6%
	Rexel SA	1,258,287	32,614,600	0.6%
	SCOR SE	902,702	29,453,126	0.5%
	Sopra Steria Group	118,375	25,919,180	0.5%
	SPIE SA	882,098	32,073,668	0.6%
	Other Securities		487,201,867	8.8%

	TOTAL FRANCE		666,873,613	12.1%

	GERMANY — (13.4%)
	Bechtle AG	490,115	23,652,769	0.4%
	CTS Eventim AG & Co. KGaA	332,856	29,434,033	0.5%
	Freenet AG	997,996	27,742,670	0.5%
	Gerresheimer AG	251,672	27,104,302	0.5%
	Hugo Boss AG	439,456	23,679,978	0.4%
*	LEG Immobilien SE	448,636	38,083,971	0.7%
	Puma SE	646,828	29,864,691	0.5%
	Other Securities		572,236,781	10.4%

	TOTAL GERMANY		771,799,195	13.9%

167

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (0.7%)
	Other Securities		$40,784,651	0.7%

	ISRAEL — (2.2%)
	Other Securities		124,603,241	2.3%

	ITALY — (10.5%)
*	Banca Monte dei Paschi di Siena SpA	5,515,540	26,602,977	0.5%
	Banca Popolare di Sondrio SpA	2,730,141	22,809,675	0.4%
	BPER Banca SpA	6,542,561	33,976,811	0.6%
	Brunello Cucinelli SpA	239,655	24,459,767	0.4%
	Buzzi SpA	635,851	22,909,946	0.4%
	Leonardo SpA	2,065,863	47,477,764	0.9%
	Unipol Gruppo SpA	3,064,314	27,470,663	0.5%
	Other Securities		397,317,528	7.2%

	TOTAL ITALY		603,025,131	10.9%

	NETHERLANDS — (4.8%)
	Aalberts NV	654,734	31,129,846	0.6%
#	Arcadis NV	518,635	32,030,361	0.6%
	BE Semiconductor Industries NV	352,392	46,753,264	0.9%
	Other Securities		167,459,668	2.9%

	TOTAL NETHERLANDS		277,373,139	5.0%

	NORWAY — (2.1%)
	Other Securities		118,010,538	2.1%

	PORTUGAL — (0.9%)
	Other Securities		53,701,469	1.0%

	SPAIN — (6.4%)
	Banco de Sabadell SA	35,081,456	67,012,724	1.2%
	Bankinter SA	4,245,482	33,556,969	0.6%
	Other Securities		267,482,515	4.9%

	TOTAL SPAIN		368,052,208	6.7%

	SWEDEN — (6.3%)
	Other Securities		360,333,307	6.5%

	SWITZERLAND — (16.9%)
	Belimo Holding AG	67,026	31,012,080	0.6%
	Flughafen Zurich AG	143,958	28,820,507	0.5%
Ω	Galenica AG	305,886	23,405,870	0.4%
	Georg Fischer AG	616,034	42,996,395	0.8%
	Helvetia Holding AG	258,089	33,759,467	0.6%
	PSP Swiss Property AG	337,750	41,753,116	0.8%
	Siegfried Holding AG	32,456	31,014,381	0.6%
	Swissquote Group Holding SA	84,232	22,782,591	0.4%
	Temenos AG	389,997	24,260,699	0.4%
Ω	VAT Group AG	47,681	23,738,495	0.4%
	Other Securities		671,607,141	12.1%

	TOTAL SWITZERLAND		975,150,742	17.6%

168

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Securities		$661,428	0.0%

TOTAL COMMON STOCKS		5,422,364,382	98.0%

PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Other Securities		49,974,817	0.9%

RIGHTS/WARRANTS — (0.0%)
GERMANY — (0.0%)
Other Security		1,798	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,471,327,498)		5,472,340,997

		Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	24,669,963	285,382,134	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,756,711,162)		$5,757,723,131	104.0%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$181,451,434	—	$181,451,434
Belgium	$741,503	202,719,168	—	203,460,671
Denmark	—	388,121,891	—	388,121,891
Finland	—	288,961,724	—	288,961,724
France	—	666,873,613	—	666,873,613
Germany	—	771,799,195	—	771,799,195
Ireland	—	40,784,651	—	40,784,651
Israel	842,241	123,761,000	—	124,603,241
Italy	—	603,025,131	—	603,025,131
Netherlands	546,055	276,827,084	—	277,373,139
Norway	128,919	117,881,619	—	118,010,538
Portugal	—	53,701,469	—	53,701,469
Spain	—	368,052,208	—	368,052,208
Sweden	—	360,333,307	—	360,333,307
Switzerland	—	975,150,742	—	975,150,742
United States	—	661,428	—	661,428

169

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$49,974,817	—	$49,974,817
Rights/Warrants
Germany	—	1,798	—	1,798
Securities Lending Collateral	—	285,382,134	—	285,382,134

Total Investments in Securities	$2,258,718	$5,755,464,413	—	$5,757,723,131

See accompanying Notes to Financial Statements.

170

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.6%)
COMMUNICATION SERVICES — (0.8%)
Other Securities		$12,287,258	0.9%

CONSUMER DISCRETIONARY — (3.8%)
* Aritzia, Inc.	462,710	11,979,068	0.9%
Linamar Corp.	263,351	12,401,878	0.9%
Other Securities		30,497,458	2.3%

TOTAL CONSUMER DISCRETIONARY		54,878,404	4.1%

CONSUMER STAPLES — (4.2%)
North West Co., Inc.	292,956	8,303,594	0.6%
# Premium Brands Holdings Corp.	244,773	16,037,863	1.2%
Primo Water Corp.	92,255	1,740,852	0.1%
Primo Water Corp.	799,922	15,084,426	1.1%
Other Securities		20,918,400	1.6%

TOTAL CONSUMER STAPLES		62,085,135	4.6%

ENERGY — (22.5%)
* Advantage Energy Ltd.	1,240,556	9,678,256	0.7%
Crescent Point Energy Corp.	2,074,528	18,294,243	1.4%
Crescent Point Energy Corp.	744,375	6,557,944	0.5%
Enerplus Corp.	1,189,317	23,265,396	1.7%
Enerplus Corp.	28,353	555,152	0.0%
Gibson Energy, Inc.	868,190	14,240,170	1.1%
* MEG Energy Corp.	549,610	12,500,119	0.9%
* NuVista Energy Ltd.	996,250	9,002,542	0.7%
Paramount Resources Ltd., Class A	453,102	10,268,978	0.8%
Parex Resources, Inc.	562,234	9,801,777	0.7%
Parkland Corp.	584,903	18,018,913	1.3%
# Peyto Exploration & Development Corp.	1,064,787	11,903,586	0.9%
# PrairieSky Royalty Ltd.	1,219,867	23,242,735	1.7%
Secure Energy Services, Inc.	1,822,233	15,434,014	1.2%
# Whitecap Resources, Inc.	2,615,211	19,832,787	1.5%
Other Securities		126,894,075	9.4%

TOTAL ENERGY		329,490,687	24.5%

FINANCIALS — (6.6%)
Canadian Western Bank	535,877	10,280,399	0.8%
EQB, Inc.	171,631	10,361,568	0.8%
goeasy Ltd.	69,359	8,869,326	0.7%
Other Securities		67,811,929	4.9%

TOTAL FINANCIALS		97,323,222	7.2%

HEALTH CARE — (2.3%)
#* Bausch Health Cos., Inc.	1,560,196	13,667,317	1.0%
Bausch Health Cos., Inc.	17,777	155,604	0.0%
Other Securities		19,288,527	1.5%

TOTAL HEALTH CARE		33,111,448	2.5%

171

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (13.6%)
*	ATS Corp.	445,364	$14,651,898	1.1%
*	ATS Corp.	3,718	122,322	0.0%
*	Bombardier, Inc., Class A	13,489	615,341	0.0%
*	Bombardier, Inc., Class B	502,174	22,878,984	1.7%
	Boyd Group Services, Inc.	104,026	19,452,594	1.4%
	Finning International, Inc.	820,364	25,737,494	1.9%
#	Richelieu Hardware Ltd.	309,993	8,748,213	0.7%
	Russel Metals, Inc.	357,603	10,071,019	0.8%
	SNC-Lavalin Group, Inc.	625,874	24,032,034	1.8%
	Other Securities		73,616,143	5.4%

TOTAL INDUSTRIALS			199,926,042	14.8%

INFORMATION TECHNOLOGY — (4.2%)
	Celestica, Inc.	119,768	5,189,547	0.4%
	Celestica, Inc.	584,405	25,305,184	1.9%
*	Lightspeed Commerce, Inc.	662,243	8,662,139	0.6%
	Other Securities		22,408,424	1.7%

TOTAL INFORMATION TECHNOLOGY			61,565,294	4.6%

MATERIALS — (23.4%)
	Alamos Gold, Inc., Class A	1,466,350	21,569,446	1.6%
	B2Gold Corp.	1,658,587	4,192,702	0.3%
	B2Gold Corp.	5,464,921	13,935,546	1.0%
*	Capstone Copper Corp.	2,311,783	16,003,554	1.2%
	Dundee Precious Metals, Inc.	1,095,246	8,290,025	0.6%
*	Eldorado Gold Corp.	682,069	9,720,837	0.7%
*	Eldorado Gold Corp.	469,393	6,693,544	0.5%
	Hudbay Minerals, Inc.	592,277	4,986,972	0.4%
	Hudbay Minerals, Inc.	1,347,989	11,348,699	0.8%
*	IAMGOLD Corp.	2,355,142	8,365,703	0.6%
	Methanex Corp.	206,998	9,911,966	0.7%
	Methanex Corp.	144,520	6,923,953	0.5%
	OceanaGold Corp.	4,394,012	9,511,608	0.7%
	Osisko Gold Royalties Ltd.	621,481	9,548,050	0.7%
	Osisko Gold Royalties Ltd.	312,002	4,801,711	0.4%
	Stella-Jones, Inc.	340,688	19,793,140	1.5%
	Other Securities		177,251,185	13.2%

TOTAL MATERIALS			342,848,641	25.4%

REAL ESTATE — (3.1%)
	Altus Group Ltd.	236,293	8,671,429	0.6%
	Tricon Residential, Inc.	1,029,961	11,536,700	0.9%
	Tricon Residential, Inc.	221,156	2,483,582	0.2%
	Other Securities		21,917,858	1.6%

TOTAL REAL ESTATE			44,609,569	3.3%

UTILITIES — (7.1%)
#	Algonquin Power & Utilities Corp.	524,908	3,206,680	0.2%
#	Algonquin Power & Utilities Corp.	2,812,115	17,182,023	1.3%
	Atco Ltd., Class I	427,741	11,673,431	0.9%
#	Boralex, Inc., Class A	518,790	10,412,354	0.8%
#	Capital Power Corp.	702,946	18,346,602	1.3%
	Northland Power, Inc.	940,772	14,357,767	1.1%

172

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
TransAlta Corp.	1,643,807	$10,901,796	0.8%
Other Securities		18,160,239	1.3%

TOTAL UTILITIES		104,240,892	7.7%

TOTAL COMMON STOCKS (Cost $1,123,481,772)		1,342,366,592	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ The DFA Short Term Investment Fund	10,700,552	123,783,985	9.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,247,265,944)		$1,466,150,577	108.8%

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$12,287,258	—	—	$12,287,258
Consumer Discretionary	54,878,404	—	—	54,878,404
Consumer Staples	62,085,135	—	—	62,085,135
Energy	329,490,687	—	—	329,490,687
Financials	97,221,918	$101,304	—	97,323,222
Health Care	33,098,452	12,996	—	33,111,448
Industrials	199,926,042	—	—	199,926,042
Information Technology	61,565,294	—	—	61,565,294
Materials	342,848,641	—	—	342,848,641
Real Estate	44,609,569	—	—	44,609,569
Utilities	104,240,892	—	—	104,240,892
Securities Lending Collateral	—	123,783,985	—	123,783,985

Total Investments in Securities	$1,342,252,292	$123,898,285	—	$1,466,150,577

See accompanying Notes to Financial Statements.

173

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.1%)
	BRAZIL — (3.5%)
	Petroleo Brasileiro SA	2,733,556	$23,299,925	0.5%
#	Petroleo Brasileiro SA, Sponsored ADR	511,889	8,251,651	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	216,306	3,670,713	0.1%
	Vale SA	1,665,412	20,298,867	0.4%
	Other Securities		120,469,871	2.3%

	TOTAL BRAZIL		175,991,027	3.5%

	CHILE — (0.4%)
	Other Securities		22,482,792	0.4%

	CHINA — (23.6%)
	Alibaba Group Holding Ltd.	3,987,600	37,336,141	0.8%
	Alibaba Group Holding Ltd., Sponsored ADR	526,727	39,425,516	0.8%
*	Baidu, Inc., Class A	1,754,700	22,733,155	0.5%
	Bank of China Ltd., Class H	43,912,181	19,694,176	0.4%
	BYD Co. Ltd., Class H	533,886	14,635,186	0.3%
	China Construction Bank Corp., Class H	53,612,590	34,686,846	0.7%
	China Resources Land Ltd.	3,576,166	12,859,304	0.3%
	CSPC Pharmaceutical Group Ltd.	15,439,200	12,677,619	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	29,524,185	15,831,696	0.3%
	JD.com, Inc., Class A	1,229,171	17,710,351	0.4%
	Kweichow Moutai Co. Ltd., Class A	54,793	12,846,395	0.3%
*Ω	Meituan, Class B	1,455,540	19,874,712	0.4%
	NetEase, Inc., ADR	176,951	16,539,610	0.4%
*	PDD Holdings, Inc., ADR	305,910	38,293,814	0.8%
	PetroChina Co. Ltd., Class H	17,336,000	16,152,663	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	4,750,000	21,527,378	0.5%
	Tencent Holdings Ltd.	3,804,300	166,944,791	3.3%
*	Trip.com Group Ltd., ADR	308,669	14,896,366	0.3%
*Ω	Xiaomi Corp., Class B	7,785,800	16,972,469	0.4%
	Other Securities		647,435,522	12.3%

	TOTAL CHINA		1,199,073,710	23.8%

	COLOMBIA — (0.1%)
	Other Securities		4,250,822	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,173,508	0.2%

	EGYPT — (0.0%)
	Other Securities		2,469,822	0.0%

	GREECE — (0.5%)
	Other Securities		26,717,250	0.5%

	HUNGARY — (0.2%)
	Other Securities		12,920,239	0.3%

	INDIA — (18.9%)
	Axis Bank Ltd.	1,498,371	20,852,507	0.4%

174

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Bharti Airtel Ltd.	1,430,688	$22,683,576	0.5%
HDFC Bank Ltd.	1,427,372	25,842,611	0.5%
ICICI Bank Ltd.	1,737,136	23,932,786	0.5%
ICICI Bank Ltd., Sponsored ADR	649,989	17,894,183	0.4%
Infosys Ltd.	1,736,871	29,351,000	0.6%
Larsen & Toubro Ltd.	363,308	15,606,914	0.3%
Mahindra & Mahindra Ltd.	902,395	23,314,593	0.5%
Reliance Industries Ltd.	1,388,901	48,723,112	1.0%
Tata Consultancy Services Ltd.	522,408	23,863,342	0.5%
Tata Motors Ltd.	1,134,022	13,676,591	0.3%
Tata Steel Ltd.	6,638,101	13,065,080	0.3%
Other Securities		679,292,862	13.3%

TOTAL INDIA		958,099,157	19.1%

INDONESIA — (1.7%)
Bank Central Asia Tbk. PT	28,212,600	16,963,792	0.4%
Other Securities		70,479,751	1.3%

TOTAL INDONESIA		87,443,543	1.7%

KUWAIT — (0.6%)
Other Securities		28,283,200	0.6%

MALAYSIA — (1.6%)
Other Securities		78,945,829	1.6%

MEXICO — (2.3%)
Grupo Financiero Banorte SAB de CV, Class O	1,340,021	13,291,675	0.3%
Other Securities		105,163,703	2.1%

TOTAL MEXICO		118,455,378	2.4%

PERU — (0.1%)
Other Securities		6,212,361	0.1%

PHILIPPINES — (0.7%)
Other Securities		35,090,843	0.7%

POLAND — (1.1%)
Other Securities		53,937,540	1.1%

QATAR — (0.8%)
Other Securities		39,108,137	0.8%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	1,034,714	22,007,599	0.4%
Saudi National Bank	1,360,188	13,616,102	0.3%
Saudi Telecom Co.	1,342,689	13,472,915	0.3%
Other Securities		143,806,648	2.8%

TOTAL SAUDI ARABIA		192,903,264	3.8%

SOUTH AFRICA — (2.6%)
Other Securities		130,376,195	2.6%

175

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.5%)
Hana Financial Group, Inc.	460,124	$19,406,561	0.4%
Hyundai Motor Co.	110,675	19,907,764	0.4%
KB Financial Group, Inc.	299,828	16,261,721	0.3%
Kia Corp.	207,178	17,552,652	0.4%
Samsung Electronics Co. Ltd.	2,535,224	140,924,579	2.8%
Shinhan Financial Group Co. Ltd.	476,184	15,998,503	0.3%
SK Hynix, Inc.	153,536	18,947,201	0.4%
Other Securities		384,485,447	7.6%

TOTAL SOUTH KOREA		633,484,428	12.6%

TAIWAN — (18.5%)
Hon Hai Precision Industry Co. Ltd.	5,740,322	27,325,926	0.5%
MediaTek, Inc.	759,995	22,914,738	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	325,654,405	6.5%
Other Securities		562,554,612	11.2%

TOTAL TAIWAN		938,449,681	18.7%

THAILAND — (1.8%)
Other Securities		89,897,423	1.8%

TURKEY — (1.0%)
Other Securities		49,373,545	1.0%

UNITED ARAB EMIRATES — (1.5%)
Emaar Properties PJSC	6,568,802	14,688,468	0.3%
Other Securities		61,426,224	1.2%

TOTAL UNITED ARAB EMIRATES		76,114,692	1.5%

UNITED KINGDOM — (0.1%)
Other Security		5,591,214	0.1%

TOTAL COMMON STOCKS		4,973,845,600	99.0%

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
Petroleo Brasileiro SA , 8.432%	2,968,647	24,023,138	0.5%
Other Securities		26,518,097	0.5%

TOTAL BRAZIL		50,541,235	1.0%

CHILE — (0.0%)
Other Security		662,411	0.0%

COLOMBIA — (0.0%)
Other Securities		551,785	0.0%

SOUTH KOREA — (0.0%)
Other Security		6,200	0.0%

TOTAL PREFERRED STOCKS		51,761,631	1.0%

TOTAL INVESTMENT SECURITIES (Cost $3,029,391,388)		5,025,607,231

176

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	4,082,518	$47,226,566	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,076,617,556)		$5,072,833,797	100.9%

As of April 30, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)

Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,781,921	$34,962,300	$180,379

Total Futures Contracts			$34,781,921	$34,962,300	$180,379

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$175,991,027	—	—	$175,991,027
Chile	7,880,419	$14,602,373	—	22,482,792
China	147,881,421	1,051,192,289	—	1,199,073,710
Colombia	4,168,574	82,248	—	4,250,822
Czech Republic	—	8,173,508	—	8,173,508
Egypt	181,307	2,288,515	—	2,469,822
Greece	—	26,717,250	—	26,717,250
Hungary	—	12,920,239	—	12,920,239
India	30,937,677	926,195,588	$965,892	958,099,157
Indonesia	—	87,443,543	—	87,443,543
Kuwait	25,092,585	3,190,615	—	28,283,200
Malaysia	—	78,945,829	—	78,945,829
Mexico	118,455,378	—	—	118,455,378
Peru	6,212,361	—	—	6,212,361
Philippines	—	35,090,843	—	35,090,843
Poland	—	53,937,540	—	53,937,540
Qatar	—	39,108,137	—	39,108,137
Saudi Arabia	—	192,903,264	—	192,903,264
South Africa	15,154,102	115,222,093	—	130,376,195
South Korea	4,042,854	629,441,574	—	633,484,428
Taiwan	4,191,881	934,257,800	—	938,449,681
Thailand	81,431,539	8,465,884	—	89,897,423
Turkey	—	49,373,545	—	49,373,545
United Arab Emirates	—	76,114,692	—	76,114,692
United Kingdom	5,591,214	—	—	5,591,214
Preferred Stocks
Brazil	50,541,235	—	—	50,541,235
Chile	—	662,411	—	662,411
Colombia	551,785	—	—	551,785

177

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$6,200	—	$6,200
Securities Lending Collateral	—	47,226,566	—	47,226,566

Total Investments in Securities	$678,305,359	$4,393,562,546	$965,892<>	$5,072,833,797

Financial Instruments
Assets
Futures Contracts**	$180,379	—	—	180,379

Total Financial Instruments	$180,379	—	—	$180,379

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

178

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.5%)
	BRAZIL — (4.2%)
*	Embraer SA, Sponsored ADR	293,047	$7,487,351	0.2%
	TOTVS SA	1,646,258	8,731,262	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,137,423	7,714,832	0.2%
	Ultrapar Participacoes SA	1,466,307	7,299,626	0.2%
	Other Securities		142,929,386	3.5%

	TOTAL BRAZIL		174,162,457	4.3%

	CHILE — (0.6%)
	Other Securities		25,197,451	0.6%

	CHINA — (19.0%)
	AAC Technologies Holdings, Inc.	2,164,500	6,888,814	0.2%
#*	Bilibili, Inc., Class Z	504,380	6,404,704	0.2%
	Bosideng International Holdings Ltd.	11,634,000	6,734,542	0.2%
††	Brilliance China Automotive Holdings Ltd.	9,222,000	7,657,813	0.2%
	China Gas Holdings Ltd.	8,237,600	7,713,119	0.2%
	China Power International Development Ltd.	16,804,333	6,781,147	0.2%
	Haitian International Holdings Ltd.	2,453,000	7,989,045	0.2%
	Hengan International Group Co. Ltd.	1,944,500	6,528,018	0.2%
	Kingsoft Corp. Ltd.	2,800,000	9,097,151	0.2%
*	Tongcheng Travel Holdings Ltd.	3,499,200	9,209,471	0.2%
	Xinyi Solar Holdings Ltd.	11,946,000	8,219,635	0.2%
Ω	Yadea Group Holdings Ltd.	3,806,000	7,321,490	0.2%
	Other Securities		690,103,943	16.8%

	TOTAL CHINA		780,648,892	19.2%

	COLOMBIA — (0.1%)
	Other Securities		6,031,482	0.1%

	GREECE — (0.5%)
	Other Securities		21,258,358	0.5%

	HONG KONG — (0.0%)
	Other Securities		1,937,501	0.0%

	HUNGARY — (0.1%)
	Other Securities		3,226,045	0.1%

	INDIA — (24.8%)
	AIA Engineering Ltd.	166,966	7,570,728	0.2%
	Apollo Tyres Ltd.	1,058,537	6,468,404	0.2%
	Bharat Heavy Electricals Ltd.	3,064,501	10,288,012	0.3%
	BSE Ltd.	221,938	7,362,329	0.2%
	Coforge Ltd.	124,463	7,572,840	0.2%
	Dixon Technologies India Ltd.	94,230	9,394,465	0.2%
	Federal Bank Ltd.	4,686,932	9,117,644	0.2%
	Fortis Healthcare Ltd.	1,577,328	8,289,732	0.2%
	Ipca Laboratories Ltd.	422,563	6,789,520	0.2%
	Jindal Stainless Ltd.	832,797	7,044,340	0.2%
	KEI Industries Ltd.	196,497	9,391,225	0.2%

179

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	KPIT Technologies Ltd.	574,663	$10,201,036	0.3%
	LIC Housing Finance Ltd.	911,792	7,333,493	0.2%
	Petronet LNG Ltd.	1,773,588	6,575,787	0.2%
	Phoenix Mills Ltd.	318,175	12,069,904	0.3%
	Prestige Estates Projects Ltd.	430,830	7,099,123	0.2%
	REC Ltd.	1,511,711	9,190,886	0.2%
	Sundaram Finance Ltd.	130,148	7,374,793	0.2%
	Supreme Industries Ltd.	133,184	8,034,229	0.2%
*	Suzlon Energy Ltd.	23,338,088	11,467,571	0.3%
	Torrent Power Ltd.	356,612	6,424,305	0.2%
	Tube Investments of India Ltd.	161,374	7,253,322	0.2%
	Voltas Ltd.	434,117	7,656,440	0.2%
	Other Securities		827,252,780	20.1%

	TOTAL INDIA		1,017,222,908	25.1%

	INDONESIA — (1.7%)
	Other Securities		67,855,855	1.7%

	KUWAIT — (0.5%)
	Other Securities		20,642,981	0.5%

	MALAYSIA — (1.5%)
	Other Securities		60,479,506	1.5%

	MEXICO — (3.2%)
Ω	Banco del Bajio SA	2,398,641	8,866,042	0.2%
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,406,651	0.2%
	Grupo Comercial Chedraui SA de CV	1,597,509	11,763,045	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,044,855	0.3%
*	Industrias CH SAB de CV, Class B	1,683,487	18,183,419	0.5%
	Other Securities		74,127,864	1.7%

	TOTAL MEXICO		129,391,876	3.2%

	PHILIPPINES — (0.8%)
	Other Securities		31,492,091	0.8%

	POLAND — (1.4%)
#	Grupa Kety SA	52,444	10,867,161	0.3%
	KRUK SA	62,008	7,048,498	0.2%
	Other Securities		38,042,612	0.9%

	TOTAL POLAND		55,958,271	1.4%

	QATAR — (0.7%)
	Other Securities		30,470,405	0.7%

	SAUDI ARABIA — (4.7%)
*	Bank Al-Jazira	1,719,351	7,412,127	0.2%
	Other Securities		186,375,293	4.6%

	TOTAL SAUDI ARABIA		193,787,420	4.8%

	SOUTH AFRICA — (2.7%)
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,561,263	13,380,024	0.3%
	Other Securities		96,080,921	2.4%

	TOTAL SOUTH AFRICA		109,460,945	2.7%

180

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (10.1%)
Other Securities		$413,205,747	10.2%

TAIWAN — (17.5%)
Other Securities		720,729,871	17.8%

THAILAND — (1.3%)
Other Securities		53,164,139	1.3%

TURKEY — (1.5%)
Other Securities		60,297,447	1.5%

UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC	4,010,162	12,192,023	0.3%
Emaar Development PJSC	2,871,694	6,523,794	0.2%
Other Securities		47,535,806	1.1%

TOTAL UNITED ARAB EMIRATES		66,251,623	1.6%

UNITED STATES — (0.0%)
Other Securities		98,991	0.0%

TOTAL COMMON STOCKS		4,042,972,262	99.6%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		25,064,277	0.6%

CHILE — (0.0%)
Other Securities		844,534	0.1%

COLOMBIA — (0.0%)
Other Securities		137,385	0.0%

INDIA — (0.0%)
Other Security		167	0.0%

PHILIPPINES — (0.0%)
Other Security		233,805	0.0%

TOTAL PREFERRED STOCKS		26,280,168	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,366	0.0%

INDIA — (0.0%)
Other Security		69,154	0.0%

TAIWAN — (0.0%)
Other Securities		15,823	0.0%

181

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,624	0.0%

TOTAL RIGHTS/WARRANTS		89,967	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,211,396,012)		4,069,342,397

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	3,234,759	37,419,687	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,248,815,699)		$4,106,762,084	101.2%

As of April 30, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	110	06/21/24	$28,261,288	$27,868,500	$(392,788)

Total Futures Contracts			$28,261,288	$27,868,500	$(392,788)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$164,783,179	$9,379,278	—	$174,162,457
Chile	1,555,317	23,642,134	—	25,197,451
China	26,582,429	744,761,789	$9,304,674	780,648,892
Colombia	5,211,808	819,674	—	6,031,482
Greece	425,775	20,832,583	—	21,258,358
Hong Kong	—	1,839,238	98,263	1,937,501
Hungary	—	3,226,045	—	3,226,045
India	398,834	1,016,805,899	18,175	1,017,222,908
Indonesia	—	67,612,843	243,012	67,855,855
Kuwait	19,320,864	1,322,117	—	20,642,981
Malaysia	19,099	60,460,407	—	60,479,506
Mexico	122,972,558	6,419,318	—	129,391,876
Philippines	—	31,489,339	2,752	31,492,091
Poland	—	55,958,271	—	55,958,271
Qatar	—	30,470,405	—	30,470,405
Saudi Arabia	471,687	193,315,733	—	193,787,420
South Africa	13,874,182	95,586,763	—	109,460,945
South Korea	496,818	411,189,040	1,519,889	413,205,747
Taiwan	—	720,685,951	43,920	720,729,871
Thailand	50,414,694	2,743,031	6,414	53,164,139
Turkey	—	60,297,447	—	60,297,447

182

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	$808,460	$65,443,163	—		$66,251,623
United States	66,714	32,277	—		98,991
Preferred Stocks
Brazil	24,913,990	150,287	—		25,064,277
Chile	—	844,534	—		844,534
Colombia	137,385	—	—		137,385
India	—	167	—		167
Philippines	—	233,805	—		233,805
Rights/Warrants
Brazil	—	3,366	—		3,366
India	—	69,154	—		69,154
Taiwan	—	15,823	—		15,823
Thailand	—	1,624	—		1,624
Securities Lending Collateral	—	37,419,687	—		37,419,687

Total Investments in Securities	$432,453,793	$3,663,071,192	$11,237,099	<>	$4,106,762,084

Financial Instruments
Liabilities
Futures Contracts**	(392,788)	—	—		(392,788)

Total Financial Instruments	$(392,788)	—	—		$(392,788)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

183

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $500,677, $198,433, $106,626 and $35,346 of securities on loan, respectively)	$12,302,036	$2,974,540	$1,377,806	$1,571,975
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $481,758, $34,446, $6,162 and $36,649, respectively)	481,765	34,446	6,162	36,650
Segregated Cash for Futures Contracts	5,133	—	—	—
Foreign Currencies at Value	15,170	118	2,022	591
Cash	118,396	4,361	2,354	3,965
Receivables:
Investment Securities Sold	11,775	6,237	2,717	6,210
Dividends, Interest and Tax Reclaims	132,848	34,995	1,493	13,699
Securities Lending Income	803	276	202	28
Unrealized Gain on Foreign Currency Contracts	3	—	1	1
Prepaid Expenses and Other Assets	2	1	—	—

Total Assets	13,067,931	3,054,974	1,392,757	1,633,119

LIABILITIES:
Payables:
Upon Return of Securities Loaned	481,646	34,493	6,174	36,650
Investment Securities Purchased	19,179	4,996	3,572	—
Due to Advisor	2,100	251	115	129
Futures Margin Variation	1,740	—	—	—
Unrealized Loss on Foreign Currency Contracts	52	—	—	—
Accrued Expenses and Other Liabilities	597	191	109	78

Total Liabilities	505,314	39,931	9,970	36,857

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,562,617	$3,015,043	$1,382,787	$1,596,262

Investment Securities at Cost	$9,614,807	$2,691,088	$1,504,134	$1,411,512

Foreign Currencies at Cost	$15,361	$118	$2,035	$594

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

184

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $277,174, $122,872, $160,574 and $347,298 of securities on loan, respectively)	$5,472,341	$1,342,367	$5,025,607	$4,069,342
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $285,384, $123,784, $47,226 and $37,420, respectively)	285,382	123,784	47,227	37,420
Segregated Cash for Futures Contracts	—	—	1,628	1,298
Foreign Currencies at Value	5,978	115	21,265	31,675
Cash	10,994	2,327	29,266	5,467
Receivables:
Investment Securities Sold	1,204	3,002	5,180	5,438
Dividends, Interest and Tax Reclaims	44,687	958	7,481	9,028
Securities Lending Income	391	75	374	1,189
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	—	1	1	—

Total Assets	5,820,985	1,472,629	5,138,029	4,160,857

LIABILITIES:
Payables:
Upon Return of Securities Loaned	285,471	123,847	47,284	37,402
Investment Securities Purchased	—	1,356	2,701	—
Due to Advisor	454	112	406	660
Futures Margin Variation	—	—	552	440
Deferred Taxes Payable	—	—	59,214	62,432
Accrued Expenses and Other Liabilities	276	56	858	1,085

Total Liabilities	286,201	125,371	111,015	102,019

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,534,784	$1,347,258	$5,027,014	$4,058,838

Investment Securities at Cost	$4,471,327	$1,123,482	$3,029,391	$3,211,396

Foreign Currencies at Cost	$5,995	$116	$21,367	$31,786

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

185

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $27,018, $4,747, $375 and $237, respectively)	$240,715	$42,823	$20,592	$26,172
Income from Securities Lending, Net	2,118	1,593	1,259	128

Total Investment Income	242,833	44,416	21,851	26,300

Expenses
Investment Management Fees	12,425	1,492	666	737
Accounting & Transfer Agent Fees	126	34	15	16
Custodian Fees	292	127	68	32
Shareholders’ Reports	22	11	11	10
Directors’/Trustees’ Fees & Expenses	43	10	5	5
Professional Fees	93	20	9	9
Other	197	82	18	21

Total Expenses.	13,198	1,776	792	830

Net Expenses	13,198	1,776	792	830

Net Investment Income (Loss)	229,635	42,640	21,059	25,470

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	63,834	46,402	(49,265)	(19,012)
Affiliated Investment Companies Shares Sold	5	1	2	1
Futures	13,675	—	—	—
Foreign Currency Transactions	2,777	170	467	528
In-Kind Redemptions	79,168	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,610,140	233,112	198,095	275,684
Affiliated Investment Companies Shares	7	1	—	1
Futures	960	—	—	—
Translation of Foreign Currency-Denominated Amounts	(949)	(1,103)	27	(26)

Net Realized and Unrealized Gain (Loss)	1,769,617	278,583	149,326	257,176

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,999,252	$321,223	$170,385	$282,646

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

186

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,380, $2,609, $6,374 and $4,652, respectively)	$66,476	$14,798	$51,868	$34,071
Income from Securities Lending, Net	1,999	453	1,694	5,607

Total Investment Income	68,475	15,251	53,562	39,678

Expenses
Investment Management Fees	2,639	639	2,381	4,011
Accounting & Transfer Agent Fees	54	13	52	49
Custodian Fees	217	22	934	1,166
Shareholders’ Reports	15	10	14	14
Directors’/Trustees’ Fees & Expenses	18	5	17	14
Professional Fees	40	8	62	76
Other	70	16	66	61

Total Expenses	3,053	713	3,526	5,391

Net Expenses	3,053	713	3,526	5,391

Net Investment Income (Loss)	65,422	14,538	50,036	34,287

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	85,563	11,423	15,495	34,422
Affiliated Investment Companies Shares Sold	18	9	5	3
Futures	103	—	2,607	3,701
Foreign Currency Transactions	207	(75)	(743)	(681)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	699,544	160,639	594,030	480,822
Affiliated Investment Companies Shares	(3)	—	1	—
Futures	—	—	2,190	1,425
Translation of Foreign Currency-Denominated Amounts	(115)	8	(70)	(68)

Net Realized and Unrealized Gain (Loss)	785,317	172,004	613,515	519,624

Net Increase (Decrease) in Net Assets Resulting from Operations	$850,739	$186,542	$663,551	$553,911

**	Net of foreign capital gain taxes withheld of $0, $0, $3,823 and $7,124, respectively.
***	Including foreign capital gain taxes of $0, $0, $(19,728) and $(20,736), respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

187

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$229,635	$521,529	$42,640	$74,994	$21,059	$56,434
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	63,834	(82,311)	46,402	(18,627)	(49,265)	(71,672)
Affiliated Investment Companies Shares Sold	5	40	1	5	2	2
Futures	13,675	13,590	—	—	—	—
Foreign Currency Transactions	2,777	(3,403)	170	(1,676)	467	(160)
In-Kind Redemptions	79,168	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,610,140	1,357,100	233,112	411,469	198,095	24,799
Affiliated Investment Companies Shares	7	193	1	18	—	7
Futures	960	(9,976)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(949)	3,266	(1,103)	363	27	(26)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,999,252	1,800,028	321,223	466,546	170,385	9,384

Transactions in Interest:
Contributions	233,188	250,078	24,322	89,497	60,015	142,192
Withdrawals	(1,111,596)	(1,135,466)	(151,675)	(255,213)	(49,754)	(143,456)

Net Increase (Decrease) from Transactions in Interest	(878,408)	(885,388)	(127,353)	(165,716)	10,261	(1,264)

Total Increase (Decrease) in Net Assets	1,120,844	914,640	193,870	300,830	180,646	8,120
Net Assets
Beginning of Period	11,441,773	10,527,133	2,821,173	2,520,343	1,202,141	1,194,021

End of Period	$12,562,617	$11,441,773	$3,015,043	$2,821,173	$1,382,787	$1,202,141

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

188

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,470	$52,045	$65,422	$157,395	$14,538	$31,559
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(19,012)	(66,245)	85,563	(20,150)	11,423	39,665
Affiliated Investment Companies Shares Sold	1	5	18	32	9	12
Futures	—	(38)	103	—	—	100
Foreign Currency Transactions	528	624	207	(947)	(75)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	275,684	124,537	699,544	387,371	160,639	(25,591)
Affiliated Investment Companies Shares	1	7	(3)	103	—	84
Translation of Foreign
Currency-Denominated Amounts	(26)	(27)	(115)	2,185	8	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	282,646	110,908	850,739	525,989	186,542	45,714

Transactions in Interest:
Contributions	66,494	49,887	126,899	78,110	5,311	11,312
Withdrawals	(4,791)	(76,729)	(84,567)	(308,949)	(21,994)	(94,687)

Net Increase (Decrease) from Transactions in Interest	61,703	(26,842)	42,332	(230,839)	(16,683)	(83,375)

Total Increase (Decrease) in Net Assets	344,349	84,066	893,071	295,150	169,859	(37,661)
Net Assets
Beginning of Period	1,251,913	1,167,847	4,641,713	4,346,563	1,177,399	1,215,060

End of Period	$1,596,262	$1,251,913	$5,534,784	$4,641,713	$1,347,258	$1,177,399

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

189

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,036	$151,343	$34,287	$116,485
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	15,495	(74,176)	34,422	(52,118)
Affiliated Investment Companies Shares Sold	5	(7)	3	13
Futures	2,607	1,925	3,701	2,911
Foreign Currency Transactions	(743)	(1,157)	(681)	(623)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	594,030	447,867	480,822	476,799
Affiliated Investment Companies Shares	1	35	—	25
Futures	2,190	140	1,425	1,364
Translation of Foreign Currency-Denominated Amounts	(70)	(15)	(68)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	663,551	525,955	553,911	544,864

Transactions in Interest:
Contributions	145,735	213,807	44,343	188,166
Withdrawals	(161,267)	(353,195)	(353,855)	(439,510)

Net Increase (Decrease) from Transactions in Interest	(15,532)	(139,388)	(309,512)	(251,344)

Total Increase (Decrease) in Net Assets	648,019	386,567	244,399	293,520
Net Assets
Beginning of Period	4,378,995	3,992,428	3,814,439	3,520,919

End of Period	$5,027,014	$4,378,995	$4,058,838	$3,814,439

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $3,823 and $7,124, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,865 and $7,734, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(19,728) and $(20,736), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(2,454) and $(11,992), respectively.

See accompanying Notes to Financial Statements.

190

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Total Return	17.57	%(B)	17.00%	(13.82%)	51.09%	(18.68%)	3.60%	11.66	%(B)	18.71%	(23.60%)	13.08%	(1.93%)	4.47%

Net Assets, End of Period (thousands)	$12,562,617		$11,441,773	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$3,015,043		$2,821,173	$2,520,343	$3,416,144	$2,943,153	$3,748,177
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.22%	0.21%	0.21%	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.70	%(C)	4.34%	4.36%	3.50%	2.77%	3.92%	2.86	%(C)	2.63%	2.56%	2.11%	2.13%	2.32%
Portfolio Turnover Rate	6	%(B)	13%	15%	9%	12%	16%	7	%(B)	9%	11%	11%	5%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

191

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Total Return	14.23	%(B)	0.60%	(26.65%)	38.31%	0.14%	5.27%	22.37	%(B)	9.20%	(33.34%)	51.93%	(14.87%)	10.67%

Net Assets, End of Period (thousands)	$1,382,787		$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,596,262		$1,251,913	$1,167,847	$1,897,276	$1,475,782	$2,277,451
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.16	%(C)	4.37%	4.23%	3.42%	4.21%	4.11%	3.46	%(C)	3.88%	4.07%	2.27%	2.38%	3.43%
Portfolio Turnover Rate	6	%(B)	17%	19%	19%	18%	18%	7	%(B)	9%	14%	12%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

192

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Total Return	18.43	%(B)	11.76%	(29.07%)	51.24%	(2.23%)	8.43%	15.95	%(B)	3.53%	(12.52%)	59.72%	6.02%	1.00%

Net Assets, End of Period (thousands)	$5,534,784		$4,641,713	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$1,347,258		$1,177,399	$1,215,060	$1,451,408	$970,883	$1,148,615
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.12%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%	0.11	%(C)	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.48	%(C)	3.14%	2.85%	2.11%	2.15%	2.74%	2.28	%(C)	2.47%	3.00%	1.90%	2.08%	2.37%
Portfolio Turnover Rate	7	%(B)	11%	11%	17%	8%	17%	7	%(B)	17%	15%	27%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

193

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Total Return	15.19	%(B)	13.27%	(25.79%)	22.22%	2.67%	11.40%	14.85	%(B)	15.47%	(22.31%)	36.03%	1.25%	13.47%

Net Assets, End of Period (thousands)	$5,027,014		$4,378,995	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$4,058,838		$3,814,439	$3,520,919	$5,128,719	$4,906,954	$6,430,367
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.15%	0.13%	0.14%	0.27	%(C)	0.25%	0.26%	0.27%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.16%	0.15%	0.14%	0.15%	0.27	%(C)	0.26%	0.26%	0.27%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.10	%(C)	3.32%	3.26%	2.42%	2.38%	3.04%	1.71	%(C)	2.93%	2.91%	2.47%	2.64%	2.90%
Portfolio Turnover Rate	8	%(B)	14%	10%	19%	22%	9%	5	%(B)	19%	12%	16%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

194

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

195

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

196

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2024, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

197

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2024, the total related amounts paid by the Trust to the CCO were $21 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$141
The Japanese Small Company Series	37
The Asia Pacific Small Company Series	17
The United Kingdom Small Company Series	24
The Continental Small Company Series	29
The Canadian Small Company Series	8
The Emerging Markets Series	57
The Emerging Markets Small Cap Series	51

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$689,611	$1,213,954
The Japanese Small Company Series	213,112	311,193
The Asia Pacific Small Company Series	136,802	79,359
The United Kingdom Small Company Series	186,227	102,081
The Continental Small Company Series	490,583	391,263
The Canadian Small Company Series	92,251	96,603
The Emerging Markets Series	412,429	385,654
The Emerging Markets Small Cap Series	186,504	473,775

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

198

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

Total	$397,485	$1,600,579	$1,516,311	$5	$7	$481,765	41,646	$8,556	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$29,019	$117,774	$112,349	$1	$1	$34,446	2,978	$1,163	—

Total	$29,019	$117,774	$112,349	$1	$1	$34,446	2,978	$1,163	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$11,830	$25,734	$31,404	$2	—	$6,162	533	$332	—

Total	$11,830	$25,734	$31,404	$2	—	$6,162	533	$332	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$11,602	$54,895	$29,849	$1	$1	$36,650	3,168	$471	—

Total	$11,602	$54,895	$29,849	$1	$1	$36,650	3,168	$471	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$151,094	$497,521	$363,248	$18	$(3)	$285,382	24,670	$5,569	—

Total	$151,094	$497,521	$363,248	$18	$(3)	$285,382	24,670	$5,569	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$85,252	$386,079	$347,556	$9	—	$123,784	10,701	$2,204	—

Total	$85,252	$386,079	$347,556	$9	—	$123,784	10,701	$2,204	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

Total	$41,499	$233,477	$227,755	$5	$1	$47,227	4,083	$1,191	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$46,467	$106,184	$115,234	$3	—	$37,420	3,235	$998	—

Total	$46,467	$106,184	$115,234	$3	—	$37,420	3,235	$998	—

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F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,157,970	$3,307,039	$(619,804)	$2,687,235
The Japanese Small Company Series	2,807,931	671,511	(388,059)	283,452
The Asia Pacific Small Company Series	1,542,632	254,123	(380,452)	(126,329)
The United Kingdom Small Company Series	1,458,801	400,065	(239,602)	160,463
The Continental Small Company Series	4,797,632	1,688,501	(687,510)	1,000,991
The Canadian Small Company Series	1,272,290	364,557	(145,672)	218,885
The Emerging Markets Series	3,146,315	2,296,981	(300,764)	1,996,217
The Emerging Markets Small Cap Series	3,357,034	1,556,238	(698,300)	857,938

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

200

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$120,429
The Emerging Markets Series	33,229
The Emerging Markets Small Cap Series	29,076

*	Average Notional Value of futures contracts.

201

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
The Emerging Markets Series	$180	$180

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(2)
The DFA International Value Series	$(3,497)	$(3,497)
The Emerging Markets Small Cap Series	(393)	(393)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$13,675	$13,675
The Continental Small Company Series	103	103
The Emerging Markets Series	2,607	2,607
The Emerging Markets Small Cap Series	3,701	3,701

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$960	$960
The Emerging Markets Series	2,190	2,190
The Emerging Markets Small Cap Series	1,425	1,425

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment

202

limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	6.08%	$1,658	10	$3	$3,809	—
The Japanese Small Company Series	6.08%	811	1	—	811	—
The United Kingdom Small Company Series	6.08%	1,492	3	1	1,492	—
The Continental Small Company Series	6.08%	195	1	—	195	—
The Emerging Markets Small Cap Series	6.08%	3,468	1	1	3,468	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2024, activity by the under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2024
The DFA International Value Series	Borrower	5.69%	$51,243	4	$32	$51,243	—
The Japanese Small Company Series	Borrower	5.69%	$50,906	5	$40	$54,029	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024 that the Series utilized the interfund lending program.

203

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2024, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$152,440	$70,473	$4,988
The Japanese Small Company Series	15,314	31,946	5,953
The Asia Pacific Small Company Series	21,849	11,979	(4,612)
The United Kingdom Small Company Series	31,988	11,847	(2,092)
The Continental Small Company Series	41,230	17,376	(2,363)
The Canadian Small Company Series	30,015	8,365	3,070
The Emerging Markets Series	1,240	782	(98)
The Emerging Markets Small Cap Series	133	2,060	(653)

J. Securities Lending:

As of April 30, 2024, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$63,165
The Japanese Small Company Series	190,748
The Asia Pacific Small Company Series	107,949
The Continental Small Company Series	7,582
The Canadian Small Company Series	5,568
The Emerging Markets Series	125,789
The Emerging Markets Small Cap Series	332,217

204

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the realized net gains (losses) on in-kind redemptions as follows:

The DFA International Value Series	$79,168

205

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

206

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

207

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,170.10	0.15%	$0.81
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.12	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

208

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value
Fund
Communication Services	2.4%
Consumer Discretionary	9.9%
Consumer Staples	2.5%
Energy	11.0%
Financials	31.1%
Health Care	2.4%
Industrials	9.7%
Information Technology	13.0%
Materials	13.3%
Real Estate	3.5%
Utilities	1.2%

100.0%

209

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
BRAZIL — (3.7%)
Petroleo Brasileiro SA	11,148,884	$95,029,389	0.9%
# Petroleo Brasileiro SA, Sponsored ADR	7,727,618	124,569,202	1.1%
Petroleo Brasileiro SA, Sponsored ADR	2,471,880	41,947,804	0.4%
Other Securities		147,084,630	1.3%

TOTAL BRAZIL		408,631,025	3.7%

CHILE — (0.5%)
Other Securities		58,877,907	0.5%

CHINA — (23.4%)
Agricultural Bank of China Ltd., Class H	93,468,000	41,678,398	0.4%
Alibaba Group Holding Ltd.	20,938,200	196,045,638	1.8%
* Baidu, Inc., Sponsored ADR	624,224	64,544,762	0.6%
Bank of China Ltd., Class H	284,847,817	127,751,408	1.2%
China Construction Bank Corp., Class H	393,120,101	254,345,042	2.4%
China Petroleum & Chemical Corp., Class H	95,493,575	57,000,266	0.5%
China Resources Land Ltd.	11,585,000	41,657,751	0.4%
Industrial & Commercial Bank of China Ltd., Class H	180,841,996	96,972,547	0.9%
PetroChina Co. Ltd., Class H	90,670,000	84,480,964	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	116,229,713	1.1%
Other Securities		1,481,439,431	13.4%

TOTAL CHINA		2,562,145,920	23.5%

COLOMBIA — (0.1%)
Other Securities		8,378,484	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		12,191,695	0.1%

GREECE — (0.5%)
Other Securities		53,314,707	0.5%

HONG KONG — (0.0%)
Other Securities		11,749	0.0%

HUNGARY — (0.2%)
Other Securities		24,136,179	0.2%

INDIA — (19.6%)
Axis Bank Ltd.	10,198,375	141,928,590	1.3%
HDFC Bank Ltd.	3,892,230	70,468,936	0.7%
Hindalco Industries Ltd.	5,501,565	42,285,007	0.4%
ICICI Bank Ltd., Sponsored ADR	2,702,493	74,399,629	0.7%
* Jio Financial Services Ltd.	9,844,822	44,185,694	0.4%
JSW Steel Ltd.	3,977,863	41,991,303	0.4%
Larsen & Toubro Ltd.	1,309,639	56,259,216	0.5%
Mahindra & Mahindra Ltd.	2,449,241	63,279,449	0.6%
REC Ltd.	7,646,370	46,488,335	0.4%
Reliance Industries Ltd.	11,159,215	391,469,003	3.6%
State Bank of India	7,741,976	75,988,962	0.7%

210

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Tata Steel Ltd.	26,276,288	$51,716,869	0.5%
Other Securities		1,044,974,664	9.5%

TOTAL INDIA		2,145,435,657	19.7%

INDONESIA — (1.5%)
Other Securities		169,203,406	1.5%

KUWAIT — (0.3%)
Other Securities		31,293,555	0.3%

MALAYSIA — (1.6%)
Other Securities		174,366,045	1.6%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	3,914,576	38,828,704	0.4%
Grupo Mexico SAB de CV, Class B	8,985,336	55,525,162	0.5%
Other Securities		228,125,849	2.0%

TOTAL MEXICO		322,479,715	2.9%

PHILIPPINES — (0.8%)
Other Securities		82,530,849	0.8%

POLAND — (0.9%)
ORLEN SA	2,616,360	42,658,139	0.4%
Other Securities		57,592,791	0.5%

TOTAL POLAND		100,250,930	0.9%

QATAR — (0.7%)
Other Securities		73,642,455	0.7%

SAUDI ARABIA — (3.9%)
Saudi Awwal Bank	3,857,265	41,858,659	0.4%
Saudi Basic Industries Corp.	3,103,274	69,917,739	0.7%
Saudi National Bank	7,722,754	77,308,289	0.7%
Other Securities		232,354,073	2.1%

TOTAL SAUDI ARABIA		421,438,760	3.9%

SOUTH AFRICA — (2.5%)
Other Securities		270,321,565	2.5%

SOUTH KOREA — (12.3%)
Hana Financial Group, Inc.	1,106,230	46,657,236	0.5%
Hyundai Motor Co.	482,676	86,821,774	0.8%
# KB Financial Group, Inc., ADR	1,814,985	97,954,740	0.9%
Kia Corp.	1,118,017	94,721,269	0.9%
LG Electronics, Inc.	506,987	33,766,379	0.3%
# POSCO Holdings, Inc., Sponsored ADR	752,158	53,816,905	0.5%
Samsung Electronics Co. Ltd.	3,630,212	201,791,281	1.9%
# Shinhan Financial Group Co. Ltd., ADR	993,611	33,534,371	0.3%
Other Securities		693,363,587	6.2%

TOTAL SOUTH KOREA		1,342,427,542	12.3%

211

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (18.8%)
# ASE Technology Holding Co. Ltd.	13,906,000	$62,557,482	0.6%
# Cathay Financial Holding Co. Ltd.	23,968,201	37,063,330	0.4%
China Steel Corp.	44,325,320	33,767,989	0.3%
CTBC Financial Holding Co. Ltd.	74,608,073	77,869,822	0.7%
Fubon Financial Holding Co. Ltd.	25,483,365	53,910,530	0.5%
Hon Hai Precision Industry Co. Ltd.	42,212,192	200,944,704	1.9%
# United Microelectronics Corp.	42,425,681	65,183,765	0.6%
Yuanta Financial Holding Co. Ltd.	39,747,131	37,284,227	0.4%
Other Securities		1,485,653,061	13.4%

TOTAL TAIWAN		2,054,234,910	18.8%

THAILAND — (1.7%)
PTT PCL	45,410,900	41,355,042	0.4%
Other Securities		145,502,336	1.3%

TOTAL THAILAND		186,857,378	1.7%

TURKEY — (1.1%)
Other Securities		120,315,950	1.1%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	25,662,471	57,383,735	0.5%
Other Securities		85,675,520	0.8%

TOTAL UNITED ARAB EMIRATES		143,059,255	1.3%

UNITED KINGDOM — (0.0%)
Other Security		1,264,565	0.0%

TOTAL COMMON STOCKS		10,766,810,203	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA , 8.432%	5,630,679	45,565,060	0.4%
Other Securities		42,450,022	0.4%

TOTAL BRAZIL		88,015,082	0.8%

COLOMBIA — (0.1%)
Other Securities		5,512,864	0.1%

INDIA — (0.0%)
Other Security		33	0.0%

PHILIPPINES — (0.0%)
Other Security		465,694	0.0%

TAIWAN — (0.0%)
Other Security		140,794	0.0%

TOTAL PREFERRED STOCKS		94,134,467	0.9%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3,768	0.0%

212

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (0.0%)
Other Security		$82,500	0.0%

THAILAND — (0.0%)
Other Securities		471	0.0%

TOTAL RIGHTS/WARRANTS		86,739	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,674,227,426)		10,861,031,409

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	7,020,581	81,214,079	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $8,755,439,619)		$10,942,245,488	100.2%

As of April 30, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	06/21/24	$123,811,859	$120,594,600	$(3,217,259)

Total Futures Contracts			$123,811,859	$120,594,600	$(3,217,259)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$407,313,944	$1,317,081	—	$408,631,025
Chile	—	58,877,907	—	58,877,907
China	127,150,819	2,418,501,934	$16,493,167	2,562,145,920
Colombia	8,375,855	2,629	—	8,378,484
Czech Republic	—	12,191,695	—	12,191,695
Greece	—	53,314,707	—	53,314,707
Hong Kong	—	9,850	1,899	11,749
Hungary	—	24,136,179	—	24,136,179
India	83,155,016	2,060,557,055	1,723,586	2,145,435,657
Indonesia	—	168,833,061	370,345	169,203,406
Kuwait	24,121,593	7,171,962	—	31,293,555
Malaysia	34,662	174,331,383	—	174,366,045
Mexico	314,655,809	7,823,906	—	322,479,715
Philippines	—	82,524,503	6,346	82,530,849
Poland	—	100,250,930	—	100,250,930
Qatar	—	73,642,455	—	73,642,455
Saudi Arabia	1,012,405	420,426,355	—	421,438,760
South Africa	7,176,990	263,144,575	—	270,321,565

213

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
South Korea	$195,747,840	$1,145,169,148	$1,510,554		$1,342,427,542
Taiwan	17,238,331	2,036,851,520	145,059		2,054,234,910
Thailand	176,302,626	10,554,752	—		186,857,378
Turkey	—	120,315,950	—		120,315,950
United Arab Emirates	459,964	142,599,291	—		143,059,255
United Kingdom	1,264,565	—	—		1,264,565
Preferred Stocks
Brazil	87,922,195	92,887	—		88,015,082
Colombia	5,512,864	—	—		5,512,864
India	—	33	—		33
Philippines	—	465,694	—		465,694
Taiwan	—	140,794	—		140,794
Rights/Warrants
Brazil	—	3,768	—		3,768
India	—	82,500	—		82,500
Thailand	—	471	—		471
Securities Lending Collateral	—	81,214,079	—		81,214,079

Total Investments in Securities	$1,457,445,478	$9,464,549,054	$20,250,956	<>	$10,942,245,488

Financial Instruments
Liabilities
Futures Contracts**	(3,217,259)	—	—		(3,217,259)

Total Financial Instruments	$(3,217,259)	—	—		$(3,217,259)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

214

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $444,452 of securities on loan)*	$10,861,031
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $81,212)	81,214
Segregated Cash for Futures Contracts	5,617
Foreign Currencies at Value	106,010
Cash	36,403
Receivables:
Investment Securities Sold	20,183
Dividends, Interest and Tax Reclaims	11,623
Securities Lending Income	1,224
Prepaid Expenses and Other Assets	2

Total Assets	11,123,307

LIABILITIES:
Payables:
Upon Return of Securities Loaned	81,211
Due to Advisor	895
Futures Margin Variation	1,904
Deferred Taxes Payable	121,440
Accrued Expenses and Other Liabilities	1,983

Total Liabilities	207,433

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,915,874

Investment Securities at Cost	$8,674,227

Foreign Currencies at Cost	$109,308

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

215

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,097)	$119,205
Income from Securities Lending, Net	5,202

Total Investment Income	124,407

Expenses
Investment Management Fees	5,387
Accounting & Transfer Agent Fees	117
Custodian Fees	1,912
Shareholders’ Reports	55
Directors’/Trustees’ Fees & Expenses	38
Professional Fees	138
Other	226

Total Expenses	7,873

Net Expenses	7,873

Net Investment Income (Loss)	116,534

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	175,133
Affiliated Investment Companies Shares Sold	6
Futures	9,709
Foreign Currency Transactions	(2,978)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,375,356
Affiliated Investment Companies Shares	4
Futures	324
Translation of Foreign Currency-Denominated Amounts	(85)

Net Realized and Unrealized Gain (Loss)	1,557,469

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,674,003

**	Net of foreign capital gain taxes withheld of $16,174.
***	Including foreign capital gain taxes of $(41,614).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

216

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$116,534	$462,712
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	175,133	13,066
Affiliated Investment Companies Shares Sold	6	36
Futures	9,709	6,571
Foreign Currency Transactions	(2,978)	(5,395)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,375,356	1,083,861
Affiliated Investment Companies Shares	4	81
Futures	324	(1,409)
Translation of Foreign Currency-Denominated Amounts	(85)	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,674,003	1,559,509

Transactions in Interest:
Contributions	64,011	466,478
Withdrawals	(952,426)	(1,655,840)

Net Increase (Decrease) from Transactions in Interest	(888,415)	(1,189,362)

Total Increase (Decrease) in Net Assets	785,588	370,147
Net Assets
Beginning of Period	10,130,286	9,760,139

End of Period	$10,915,874	$10,130,286

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $16,174.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $12,151.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(41,614).
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(13,476).

See accompanying Notes to Financial Statements.

217

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Total Return	17.01	%(B)	16.09%	(19.27%)	35.69%	(9.41%)	5.24%

Net Assets, End of Period (thousands)	$10,915,874		$10,130,286	$9,760,139	$13,469,705	$12,870,255	$17,426,097
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.14%	0.15%	0.14%	0.14%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.15%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.16	%(C)	4.33%	4.79%	3.26%	3.25%	2.95%
Portfolio Turnover Rate	5	%(B)	12%	14%	14%	20%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

218

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

219

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $272 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of

220

Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2024, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$272

221

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$502,771	$1,296,622

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$123,700	$418,895	$461,391	$6	$4	$81,214	7,021	$3,138	—

Total	$123,700	$418,895	$461,391	$6	$4	$81,214	7,021	$3,138	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$8,988,424	$3,680,091	$(1,493,619)	$2,186,472

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

222

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$105,312

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2024	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$(3,217)	$(3,217)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

223

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$9,709	$9,709

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$324	$324

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Fund under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2024.

224

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2024, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$563	$3,354	$(1,415)

J. Securities Lending:

As of April 30, 2024, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$488,531

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

225

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder report and will have no effect on the Fund’s accounting policies or financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

226

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

227

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

228

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

229

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

230

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

231

DFA043024-001SI
00299851

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Targeted Credit Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Global Core Plus Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Investment Grade Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Diversified Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA LTIP Portfolio

DFA Short-Term Government Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Intermediate-Term Extended Quality Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
3M Swap	Three Month Swap
EURIBOR	Euro Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2024.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000

= 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,028.00	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.22	0.13%	$0.65

DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,028.50	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,032.50	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,027.70	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,056.50	0.19%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$1,027.30	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,035.70	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,032.10	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,074.60	0.21%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$1,035.90	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01

DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,071.90	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16

DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$1,056.70	0.19%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96

DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$1,033.40	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$1,061.60	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,037.30	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,038.70	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$1,070.90	0.29%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

6

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Basic Materials	3.1%
Communications	0.1%
Consumer, Cyclical	3.9%
Financials	55.7%
Foreign Government	1.2%
Technology	1.9%
U.S. Government	32.8%
Utilities	1.3%

100.0%

DFA Two-Year Global Fixed Income
Portfolio
Basic Materials	2.9%
Communications	0.1%
Consumer, Cyclical	2.8%
Consumer, Non-cyclical	0.2%
Energy	0.3%
Financials	47.1%
Foreign Government	10.5%
Supranational	7.7%
Technology	0.6%
U.S. Government	27.8%

100.0%

DFA Selectively Hedged Global Fixed
Income Portfolio
Basic Materials	3.2%
Communications	3.6%
Consumer, Cyclical	6.4%
Consumer, Non-cyclical	6.4%
Energy	4.7%
Financials	40.8%
Foreign Government	5.2%
Industrials	5.9%
Supranational	5.2%
Technology	2.4%
U.S. Government	11.1%
Utilities	5.1%

100.0%

DFA Five-Year Global Fixed Income
Portfolio
Consumer, Cyclical	2.0%
Consumer, Non-cyclical	0.2%
Energy	0.9%
Financials	46.4%
Foreign Government	16.5%
Industrial	0.1%
Supranational	9.1%
Technology	2.6%
U.S. Government	19.0%
Utilities	3.2%

100.0%

DFA World ex U.S. Government Fixed
Income Portfolio
Energy	2.9%
Financials	9.9%
Foreign Government	70.1%
Industrials	2.7%
Supranational	11.9%
U.S. Government	2.5%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

DFA Intermediate Government Fixed
Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality
Portfolio
Basic Materials	2.9%
Communications	2.9%
Consumer, Cyclical	7.8%
Consumer, Non-cyclical	6.4%
Energy	3.9%
Financials	38.4%
Foreign Government	4.4%
Industrials	5.6%
Supranational	7.3%
Technology	3.7%
U.S. Government	11.5%
Utilities	5.2%

100.0%

DFA Intermediate-Term Extended Quality
Portfolio
Basic Materials	6.0%
Communications	5.7%
Consumer, Cyclical	6.0%
Consumer, Non-cyclical	11.2%
Energy	7.8%
Financials	36.6%
Foreign Government	1.6%
Industrials	8.1%
Supranational	1.3%
Technology	6.4%
U.S. Government	4.3%
Utilities	5.0%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	5.0%
Communications	3.4%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	12.9%
Energy	3.3%
Financials	38.3%
Foreign Government	0.2%
Industrials	9.3%
Technology	4.1%
U.S. Government	6.0%
Utilities	5.6%

100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Global Core Plus Fixed Income
Portfolio
Basic Materials	3.2%
Communications	4.8%
Consumer, Cyclical	6.9%
Consumer, Non-cyclical	6.9%
Energy	4.1%
Financials	25.4%
Foreign Government	17.2%
Industrials	5.4%
Mortgage Securities	8.8%
Supranational	2.0%
Technology	5.0%
U.S. Government	7.9%
Utilities	2.4%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.7%
Communications	3.0%
Consumer, Cyclical	3.0%
Consumer, Non-cyclical	8.0%
Energy	2.9%
Financials	20.3%
Foreign Government	2.7%
Industrials	3.4%
Supranational	0.7%
Technology	2.8%
U.S. Government	49.1%
Utilities	2.4%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.2%
U.S. Government	19.8%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities
Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	3.2%
Communications	1.7%
Consumer, Cyclical	8.1%
Consumer, Non-cyclical	5.3%
Energy	5.9%
Financials	39.5%
Foreign Government	4.7%
Industrials	5.1%
Supranational	8.5%
Technology	4.2%
U.S. Government	9.6%
Utilities	4.2%

100.0%

DFA Global Core Plus Real Return
Portfolio
Basic Materials	3.0%
Communications	4.1%
Consumer, Cyclical	7.4%
Consumer, Non-cyclical	7.5%
Energy	5.1%
Financials	28.2%
Foreign Government	14.8%
Industrials	5.0%
Mortgage Securities	9.0%
Supranational	1.1%
Technology	2.8%
U.S. Government	7.4%
Utilities	4.6%

100.0%

8

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
BONDS — (14.1%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	97,200	$96,798,952
Amazon.com, Inc.
0.450%, 05/12/24	6,490	6,479,786
Australia & New Zealand Banking Group Ltd., SOFR + 0.640%, FRN
#(r) 5.994%, 10/03/25	3,766	3,779,589
Australia & New Zealand Banking Group Ltd., SOFR + 0.750%, FRN
(r) 6.104%, 07/03/25	3,000	3,012,060
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω 5.914%, 03/18/26	22,007	22,032,748
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
#(r)Ω 6.104%, 07/03/25	19,780	19,859,516
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24	45,880	45,717,726
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.740%, 05/19/25	13,200	13,219,428
(r)Ω 5.749%, 05/19/25	43,150	43,213,510
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r) 5.984%, 09/12/25	5,600	5,618,625
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.753%, 07/07/25	32,971	32,998,941
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω 5.984%, 09/12/25	60,406	60,606,909

	Face Amount (000)	Value†
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.094%, 03/14/25	6,500	$6,527,359
(r) 6.094%, 03/14/25	16,247	16,315,384
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.054%, 07/18/25	31,807	31,941,231
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24	17,344	17,292,346
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r) 5.963%, 09/12/25	794	796,592
FMS Wertmanagement
0.375%, 05/06/24	13,800	13,792,181
Kommuninvest I Sverige AB
1.375%, 05/08/24	11,750	11,741,961
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25	8,400	8,452,097
National Australia Bank Ltd.
# 5.132%, 11/22/24	14,475	14,433,490
National Australia Bank Ltd.
# 5.132%, 11/22/24	14,475	14,433,490
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω 5.733%, 01/12/25	2,900	2,902,341
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
(r)Ω 6.003%, 12/10/25	21,160	21,244,063
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω 6.108%, 05/13/25	11,110	11,149,118
Nordea Bank Abp
Ω 0.625%, 05/24/24	17,000	16,948,801
Oesterreichische Kontrollbank AG
0.500%, 09/16/24	1,500	1,472,371
OMERS Finance Trust
2.500%, 05/02/24	10,000	10,000,000

9

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24	12,750	$12,680,663
Westpac Banking Corp.
5.350%, 10/18/24	88,450	88,332,979
Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 6.069%, 11/17/25	25,000	25,092,348

TOTAL BONDS		664,453,115

U.S. TREASURY OBLIGATIONS — (32.0%)
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25	446,500	447,016,774
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26	142,000	142,311,926
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.446%, 07/31/25	474,000	474,207,190
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25	244,000	244,257,347
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25	202,500	202,732,470

TOTAL U.S. TREASURY OBLIGATIONS		1,510,525,707

COMMERCIAL PAPER — (51.5%)
Australia & New Zealand Banking Group Ltd.
Ω 5.437%, 05/16/24	8,500	8,479,873
Ω 5.495%, 09/23/24	25,000	24,457,569
Ω 5.573%, 10/01/24	52,250	51,053,903
Bank of Montreal
5.492%, 06/26/24	5,000	4,957,804
Caisse d’Amortissement de la Dette Sociale
Ω 5.467%, 07/03/24	7,250	7,180,795
Ω 5.507%, 09/17/24	85,250	83,453,119

	Face Amount (000)	Value†
Caisse des Depots et Consignations
Ω 5.434%, 05/31/24	5,000	$4,977,219
Ω 5.443%, 06/20/24	22,000	21,834,474
Ω 5.431%, 06/25/24	47,000	46,611,341
Ω 5.462%, 08/05/24	38,000	37,455,291
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	20,000	19,894,004
Cisco Systems, Inc.
Ω 5.431%, 05/21/24	10,000	9,968,530
Ω 5.470%, 05/17/24	25,000	24,936,325
Ω 5.467%, 05/29/24	73,500	73,180,569
Ω 5.469%, 06/06/24	5,000	4,972,265
Ω 5.478%, 07/31/24	24,125	23,796,391
Cooperatieve Rabobank UA
5.618%, 06/04/24	5,000	4,974,343
DBS Bank Ltd.
Ω 5.446%, 05/14/24	15,000	14,968,931
Ω 5.520%, 08/01/24	74,645	73,615,658
Ω 5.517%, 08/21/24	20,589	20,241,955
DNB Bank ASA
Ω 5.596%, 05/28/24	20,000	19,917,761
Ω 5.448%, 06/13/24	13,250	13,164,410
Ω 5.460%, 06/28/24	14,000	13,878,803
Ω 5.543%, 10/25/24	47,500	46,252,559
Erste Abwicklungsanstalt
Ω 5.431%, 05/22/24	24,250	24,170,969
Ω 5.461%, 07/29/24	54,250	53,517,625
Export Development Canada
5.473%, 07/23/24	44,500	43,955,498
5.475%, 07/25/24	43,000	42,461,462
5.464%, 07/26/24	21,125	20,857,385
5.484%, 08/19/24	16,500	16,234,127
Johnson & Johnson
Ω 5.433%, 07/08/24	60,000	59,388,085
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.785%, 05/20/24	25,500	25,424,617
Ω 5.774%, 05/22/24	33,900	33,789,727
Ω 5.788%, 05/23/24	15,500	15,447,280
Ω 5.466%, 07/15/24	3,700	3,658,216
Ω 5.521%, 08/12/24	10,083	9,927,725
Ω 5.522%, 08/13/24	8,250	8,121,747
Ω 5.526%, 08/14/24	7,000	6,890,156
Ω 5.542%, 10/15/24	37,000	36,085,903
Microsoft Corp.
Ω 5.418%, 05/20/24	87,000	86,744,502
National Securities Clearing Corp.
Ω 5.451%, 05/10/24	40,000	39,940,860
Ω 5.449%, 05/20/24	25,000	24,924,125
Ω 5.472%, 06/10/24	36,500	36,277,562

10

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
Nederlandse Waterschapsbank NV
Ω 5.445%, 05/06/24	6,425	6,419,296
Ω 5.429%, 05/17/24	24,500	24,438,235
Ω 5.443%, 07/11/24	111,500	110,315,870
Nestle Finance International Ltd.
Ω 5.507%, 09/30/24	28,000	27,375,488
Novartis Finance Corp.
Ω 5.423%, 05/07/24	16,000	15,983,511
NRW Bank
Ω 5.450%, 05/22/24	48,250	48,093,691
Ω 5.449%, 06/03/24	48,500	48,256,711
Ω 5.466%, 07/15/24	38,500	38,066,302
Province of Alberta
Ω 5.455%, 06/18/24	41,200	40,900,601
Ω 5.446%, 08/02/24	10,000	9,860,897
Ω 5.421%, 05/28/24	9,600	9,560,291
Province of Quebec
Ω 5.446%, 05/07/24	50,000	49,948,472
PSP Capital, Inc.
Ω 5.443%, 06/13/24	91,675	91,081,822
Ω 5.456%, 07/19/24	35,000	34,586,741
Ω 5.462%, 07/23/24	3,450	3,407,271
Queensland Treasury Corp.
5.532%, 10/16/24	32,800	31,986,433
Sanofi SA
Ω 5.473%, 07/26/24	70,000	69,093,605
Ω 5.452%, 07/26/24	48,750	48,118,761
Ω 5.469%, 07/10/24	25,000	24,736,347
Siemens Capital Co. LLC
Ω 5.430%, 05/31/24	50,000	49,772,193
Ω 5.432%, 05/31/24	15,000	14,931,658
Ω 5.461%, 07/31/24	21,500	21,209,893
Ω 5.467%, 07/31/24	18,750	18,497,000
Svensk Exportkredit AB
5.423%, 05/02/24	25,000	24,992,649

	Face Amount (000)	Value†
Svenska Handelsbanken AB
Ω 5.516%, 10/08/24	26,000	$25,387,061
Ω 5.522%, 10/08/24	25,000	24,410,636
Toronto-Dominion Bank
Ω 5.434%, 05/01/24	5,000	4,999,262
Ω 5.443%, 05/01/24	10,000	9,998,525
Ω 5.445%, 05/01/24	50,000	49,992,624
Ω 5.455%, 05/06/24	39,125	39,090,346
Ω 5.451%, 05/13/24	22,000	21,957,835
Ω 5.466%, 06/10/24	14,000	13,915,561
United Overseas Bank Ltd.
Ω 5.472%, 07/18/24	45,000	44,468,725
Ω 5.486%, 07/23/24	45,000	44,435,100
Ω 5.520%, 07/08/24	47,000	46,515,352

TOTAL COMMERCIAL PAPER (Cost $2,429,262,478)		2,428,846,228

TOTAL INVESTMENT SECURITIES (Cost $4,602,030,163)		4,603,825,050

	Shares
TEMPORARY CASH INVESTMENTS — (2.4%)
State Street Institutional U.S. Government Money Market Fund 5.250%	113,060,760	113,060,760
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	32,453	375,421

TOTAL INVESTMENTS — (100.0%) (Cost $4,715,466,344)		$4,717,261,231

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$664,453,115	—	$664,453,115
U.S. Treasury Obligations	—	1,510,525,707	—	1,510,525,707
Commercial Paper	—	2,428,846,228	—	2,428,846,228

11

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$113,060,760	—	—	$113,060,760
Securities Lending Collateral	—	$375,421	—	375,421

Total Investments in Securities	$113,060,760	$4,604,200,471	—	$4,717,261,231

See accompanying Notes to Financial Statements.

12

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (34.1%)
AUSTRALIA — (8.1%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω SOFR + 0.750%, FRN, 6.104%, 07/03/25		19,780	$19,859,516
(r) 3M Swap + 0.920%, FRN, 5.269%, 11/04/25	AUD	10,000	6,520,146
(r)Ω SOFR + 0.560%, FRN, 5.914%, 03/18/26		22,007	22,032,748
Australia & New Zealand Banking Group Ltd SOFR + 0.810%, FRN, 6.164%,
(r)Ω 01/18/27		21,125	21,281,832
Commonwealth Bank of Australia 4.200%, 08/18/25 SOFR + 0.630%, FRN, 5.984%,	AUD	7,000	4,496,484
(r)Ω 09/12/25		33,540	33,651,553
Commonwealth Bank of Australia, Floating Rate Note,
Commonwealth Bank of Australia. SOFR + 0.740%, FRN, 6.094%,
(r)Ω 03/14/25		15,861	15,927,759
(r)Ω SOFR + 0.400%, FRN, 5.753%, 07/07/25		23,933	23,953,282
(r) 3M Swap + 0.800%, FRN, 5.140%, 08/18/25	AUD	1,500	976,100
(r) 3M Swap + 0.900%, FRN, 5.255%, 01/13/26	AUD	3,500	2,280,841
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	992	1,056,819
(r) 3M Swap + 0.410%, FRN, 4.746%, 08/24/26	AUD	4,000	2,579,277

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
National Australia Bank Ltd., Floating Rate Note,
(r)Ω SOFR + 0.380%, FRN, 5.733%, 01/12/25		11,248	$11,257,079
(r) 3M Swap + 0.770%, FRN, 5.137%, 01/21/25	AUD	14,900	9,681,651
(r)Ω SOFR + 0.760%, FRN, 6.108%, 05/13/25		11,110	11,149,118
(r) 3M Swap + 0.920%, FRN, 5.256%, 11/25/25	AUD	23,500	15,325,459
(r)Ω SOFR + 0.650%, FRN, 6.003%, 12/10/25		6,368	6,393,298
(r) 3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	13,750	8,941,202
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	8,000	5,191,086
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	50,300	32,678,766
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	33,700	21,965,330
Western Australian Treasury Corp.
2.500%, 07/23/24	AUD	7,200	4,644,811
Westpac Banking Corp.
2.700%, 03/17/25	AUD	4,200	2,671,016
3.900%, 08/11/25	AUD	10,000	6,398,635
(r) SOFR + 0.720%, FRN, 6.069%, 11/17/25		25,000	25,092,348
Westpac Banking Corp., Floating Rate Note,
(r) 3M Swap + 0.690%, FRN, 5.044%, 03/17/25	AUD	19,300	12,537,017
(r) 3M Swap + 0.800%, FRN, 5.147%, 08/11/25	AUD	33,500	21,797,122

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r) SOFR + 1.000%, FRN, 6.351%, 08/26/25		4,500	$4,538,061
(r) 3M Swap + 0.750%, FRN, 5.088%, 02/16/26	AUD	13,500	8,776,264

TOTAL AUSTRALIA			363,654,620

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		1,500	1,472,371

BELGIUM — (0.4%)
Dexia SA
Δ 0.000%, 05/29/24	EUR	16,800	17,878,194
Euroclear Bank SA
1.250%, 09/30/24	GBP	2,000	2,458,640

TOTAL BELGIUM			20,336,834

CANADA — (7.6%)
Bank of Nova Scotia
2.290%, 06/28/24	CAD	10,000	7,232,267
Canada Government Bonds
1.500%, 05/01/24	CAD	62,000	45,032,361
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	115,625	83,746,550
CDP Financial, Inc.
3.150%, 07/24/24		23,431	23,302,294
CDP Financial, Inc., Floating Rate Note,
(r) SOFR + 0.400%, FRN, 5.740%, 05/19/25		9,475	9,488,946
(r)Ω SOFR + 0.400%, FRN, 5.749%, 05/19/25		38,150	38,206,151
CPPIB Capital, Inc.
Ω 3.000%, 06/13/24		16,481	16,431,917
OMERS Finance Trust
2.500%, 05/02/24		10,000	10,000,000
Province of Ontario
3.200%, 05/16/24		7,200	7,193,530
3.500%, 06/02/24	CAD	73,100	53,019,735
4.250%, 08/22/24	AUD	3,200	2,069,830
Province of Quebec
3.750%, 09/01/24	CAD	14,000	10,125,173
4.200%, 03/10/25	AUD	40,915	26,374,604

		Face Amount^ (000)	Value†
CANADA — (Continued)
Toronto-Dominion Bank
3.226%, 07/24/24	CAD	15,000	$10,850,034

TOTAL CANADA			343,073,392

DENMARK — (0.3%)
Kommunekredit
2.000%, 06/25/24	GBP	2,700	3,357,079
0.750%, 08/15/24	GBP	7,732	9,537,139

TOTAL DENMARK			12,894,218

FINLAND — (0.4%)
Nordea Bank Abp, Floating Rate Note,
(r)Ω SOFR + 0.740%, FRN, 6.095%, 03/19/27		16,687	16,728,984

FRANCE — (0.5%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24		6,200	6,174,419
BNP Paribas SA
2.375%, 05/20/24	EUR	2,000	2,132,403
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24		5,720	5,699,769
SFIL SA
Δ 0.000%, 05/24/24	EUR	2,000	2,129,274
Unedic Asseo
2.375%, 05/25/24	EUR	4,000	4,263,705

TOTAL FRANCE			20,399,570

GERMANY — (1.7%)
FMS Wertmanagement
0.375%, 05/06/24		5,000	4,997,167
Kreditanstalt fuer Wiederaufbau
0.875%, 07/18/24	GBP	1,750	2,166,595
1.500%, 07/24/24	AUD	16,081	10,349,144
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.000%, 07/23/24		30,000	29,755,980
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25		8,800	8,854,578
Landwirtschaftliche Rentenbank
0.400%, 09/23/24	AUD	9,970	6,357,638
4.250%, 01/09/25	AUD	20,300	13,116,748

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
NRW Bank
1.600%, 07/31/24	AUD	4,000	$2,571,093

TOTAL GERMANY			78,168,943

NETHERLANDS — (1.8%)
BNG Bank NV
5.250%, 05/20/24	AUD	16,050	10,400,271
3.250%, 07/15/25	AUD	11,800	7,517,225
Cooperatieve Rabobank UA
1.375%, 01/10/25		4,468	4,341,781
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		13,000	13,034,255
Cooperatieve Rabobank UA, Floating Rate Note,
(r) SOFR + 0.380%, FRN, 5.733%, 01/10/25		1,170	1,170,780
(r) SOFR + 0.700%, FRN, 6.054%, 07/18/25		34,481	34,626,516
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.250%, 07/08/25	AUD	5,000	3,211,705
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	7,540	4,809,555

TOTAL NETHERLANDS			79,112,088

NEW ZEALAND — (0.4%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	28,200	16,587,434

NORWAY — (0.5%)
Kommunalbanken AS
5.250%, 07/15/24	AUD	2,900	1,880,885
0.500%, 10/08/24	AUD	9,288	5,907,624
4.250%, 07/16/25	AUD	11,500	7,409,852
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/17/26		8,598	8,714,330

TOTAL NORWAY			23,912,691

		Face Amount^ (000)	Value†
SINGAPORE — (0.1%)
United Overseas Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.350%, FRN, 4.683%, 05/20/24	AUD	4,500	2,915,070

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.7%)
African Development Bank
4.000%, 01/10/25	AUD	39,000	$25,137,883
Asian Development Bank
3.500%, 05/30/24	NZD	91,000	53,534,846
1.100%, 08/15/24	AUD	17,250	11,067,244
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.350%, 08/27/26		11,740	11,901,308
European Financial Stability Facility
1.750%, 06/27/24	EUR	885	941,467
European Investment Bank
4.750%, 08/07/24	AUD	63,272	41,015,185
1.700%, 11/15/24	AUD	24,846	15,854,481
Inter-American Development Bank
4.750%, 08/27/24	AUD	40,000	25,931,454
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r) 5.523%, 09/16/26		16,100	16,069,893
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	707	509,621
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.180%, FRN, 5.534%, 06/15/26		18,500	18,483,535
(r) SOFR + 0.370%, FRN, 5.723%, 01/12/27		4,000	4,009,123
(r) SOFR + 0.280%, FRN, 5.629%, 02/23/27		60,000	60,045,600
International Finance Corp.
1.450%, 07/22/24	AUD	33,887	21,808,790
4.000%, 04/03/25	AUD	5,141	3,312,961

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 03/16/26		10,000	$10,013,703
Nordic Investment Bank
1.500%, 03/13/25	NOK	166,500	14,576,907
1.050%, 05/12/25	SEK	100,000	8,832,735
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 05/12/26		4,000	4,055,967

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			347,102,703

SWEDEN — (3.3%)
Kommuninvest I Sverige AB
Ω 1.375%, 05/08/24		21,800	21,785,081
Ω 2.875%, 07/03/24		12,872	12,813,045
1.000%, 10/02/24	SEK	113,000	10,132,001
1.000%, 05/12/25	SEK	96,000	8,484,643
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24		33,603	32,974,362
Svensk Exportkredit AB
3.625%, 09/03/24		11,700	11,618,688
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		51,467	52,272,508
Svenska Handelsbanken AB
0.125%, 06/18/24	EUR	1,000	1,061,847

TOTAL SWEDEN			151,142,175

UNITED STATES — (1.3%)
Amazon.com, Inc.
0.450%, 05/12/24		6,490	6,479,786
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	1,000	1,061,054
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 12/08/26		29,800	30,176,266
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.520%, 10/30/26		1,785	1,810,693

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26		8,400	$8,453,727
Shell International Finance BV
0.500%, 05/11/24	EUR	4,835	5,155,890
0.750%, 05/12/24	EUR	5,800	6,184,688

TOTAL UNITED STATES			59,322,104

TOTAL BONDS			1,536,823,197

U.S. TREASURY OBLIGATIONS — (27.8%)
U.S. Treasury Bills
∞ 5.090%, 06/27/24		70,000	69,415,631
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN,
5.491%, 10/31/25		451,000	451,521,983
(r) 3M USTMMR + 0.245%, FRN,
5.566%, 01/31/26		221,500	221,986,560
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN,
5.521%, 01/31/25		38,850	38,894,600
(r) 3M USTMMR + 0.169%, FRN,
5.490%, 04/30/25		178,000	178,187,737
(r) 3M USTMMR + 0.125%, FRN,
5.446%, 07/31/25		295,000	295,128,947

TOTAL U.S. TREASURY OBLIGATIONS			1,255,135,458

COMMERCIAL PAPER — (35.2%)
AUSTRALIA — (1.0%)
Australia & New Zealand Banking Group Ltd.
Ω 5.573%, 10/01/24		14,000	13,679,515
Queensland Treasury Corp.
5.532%, 10/16/24		32,500	31,693,874

TOTAL AUSTRALIA			45,373,389

CANADA — (4.6%)
Bank of Montreal
5.657%, 07/08/24		7,900	7,819,159

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	44,912	$44,673,975
PSP Capital, Inc.
Ω 5.456%, 07/19/24	11,650	11,512,444
Ω 5.462%, 07/23/24	22,000	21,727,523
Toronto-Dominion Bank
Ω 5.452%, 05/28/24	27,750	27,635,836
Ω 5.466%, 06/10/24	23,125	22,985,525
Ω 5.458%, 06/13/24	50,000	49,676,221
Ω 5.486%, 07/01/24	20,500	20,312,330

TOTAL CANADA		206,343,013

FRANCE — (7.5%)
Caisse d’Amortissement de la Dette Sociale
Ω 5.467%, 07/03/24	18,500	18,323,409
Caisse des Depots et Consignations
Ω 5.663%, 05/02/24	35,000	34,989,683
Ω 5.609%, 05/13/24	80,000	79,847,242
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.470%, 08/09/24	35,700	35,165,889
Ω 5.521%, 08/12/24	18,104	17,825,204
Ω 5.522%, 08/13/24	14,825	14,594,533
Ω 5.526%, 08/14/24	6,500	6,398,002
Sanofi SA
Ω 5.485%, 06/07/24	32,500	32,316,877
Ω 5.469%, 07/10/24	20,750	20,531,168
Ω 5.478%, 07/17/24	35,000	34,594,140
Ω 5.483%, 07/17/24	42,000	41,512,968

TOTAL FRANCE		336,099,115

GERMANY — (1.4%)
Erste Abwicklungsanstalt
Ω 5.429%, 06/21/24	39,000	38,692,495
Ω 5.461%, 07/29/24	23,250	22,936,125

TOTAL GERMANY		61,628,620

NETHERLANDS — (2.9%)
Nederlandse Waterschapsbank NV
Ω 5.447%, 05/23/24	65,000	64,778,177
Ω 5.443%, 07/11/24	46,500	46,006,170
Ω 5.452%, 07/24/24	18,500	18,268,056

TOTAL NETHERLANDS		129,052,403

NORWAY — (1.0%)
DNB Bank ASA
Ω 5.704%, 06/17/24	15,000	14,894,312

	Face Amount^ (000)	Value†
NORWAY — (Continued)
Ω 5.433%, 07/01/24	25,000	$24,772,561
Ω 5.469%, 08/01/24	4,750	4,685,119
Ω 5.492%, 09/24/24	3,000	2,935,228

TOTAL NORWAY		47,287,220

SINGAPORE — (5.8%)
DBS Bank Ltd.
Ω 5.446%, 05/14/24	55,400	55,285,252
Ω 5.475%, 06/18/24	45,000	44,672,701
Ω 5.482%, 06/18/24	32,250	32,015,435
United Overseas Bank Ltd.
Ω 5.721%, 05/16/24	41,000	40,902,733
Ω 5.472%, 07/18/24	45,000	44,468,725
Ω 5.486%, 07/23/24	45,000	44,435,100

TOTAL SINGAPORE		261,779,946

SWEDEN — (1.0%)
Svensk Exportkredit AB
5.423%, 05/02/24	15,000	14,995,589
Svenska Handelsbanken AB
Ω 5.487%, 09/03/24	7,250	7,117,162
Ω 5.522%, 10/08/24	25,000	24,410,636

TOTAL SWEDEN		46,523,387

UNITED STATES — (10.0%)
Bank of Montreal
5.492%, 06/26/24	16,000	15,864,973
Caisse des Depots et Consignations
Ω 5.443%, 06/20/24	10,000	9,924,761
Cisco Systems, Inc.
Ω 5.466%, 05/20/24	4,123	4,110,643
Ω 5.467%, 05/29/24	46,250	46,048,997
Ω 5.466%, 06/10/24	4,500	4,472,590
Ω 5.482%, 06/21/24	18,500	18,355,718
Ω 5.478%, 07/31/24	16,735	16,507,051
L’Oreal USA, Inc.
Ω 5.483%, 07/25/24	32,500	32,079,515
National Securities Clearing Corp.
Ω 5.451%, 05/10/24	18,250	18,223,017
Ω 5.643%, 05/07/24	16,410	16,393,025
Ω 5.677%, 05/07/24	12,000	11,987,587
Ω 5.426%, 05/15/24	46,000	45,895,258
Ω 5.484%, 07/30/24	9,250	9,123,395
Novartis Finance Corp.
Ω 5.423%, 05/07/24	15,000	14,984,542
NRW Bank
Ω 5.450%, 05/22/24	60,000	59,805,626
Ω 5.468%, 06/10/24	37,000	36,776,088
Ω 5.466%, 07/15/24	32,500	32,133,891

17

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Province of Quebec
Ω 5.470%, 05/31/24		50,000	$49,770,901
Siemens Capital Co. LLC
Ω 5.467%, 07/31/24		10,000	9,865,067

TOTAL UNITED STATES			452,322,645

TOTAL COMMERCIAL PAPER (Cost $1,586,679,561)			1,586,409,738

FOREIGN SOVEREIGN OBLIGATIONS — (2.9%)
SINGAPORE — (2.9%)
Monetary Authority of Singapore Bills
3.870%, 05/10/24	SGD	60,000	43,912,023

		Face Amount^ (000)	Value†
SINGAPORE — (Continued)
3.831%, 05/17/24	SGD	65,000	$47,535,734
3.962%, 05/24/24	SGD	55,000	40,192,484

TOTAL SINGAPORE			131,640,241

TOTAL INVESTMENT SECURITIES (Cost $4,554,525,629)			4,510,008,634

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund		28,426	328,826

TOTAL INVESTMENTS — (100.0%) (Cost $4,554,854,455)			$4,510,337,460

As of April 30, 2024, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	18,854,787	USD	23,483,626	Barclays Capital	05/02/24	$76,376
USD	25,308,405	GBP	20,121,197	State Street Bank and Trust	05/02/24	165,960
USD	112,667,891	AUD	172,779,664	UBS AG	05/02/24	741,201
USD	13,660,315	GBP	10,791,886	Bank of New York Mellon	05/07/24	175,004
USD	92,371,455	SGD	125,050,130	State Street Bank and Trust	05/07/24	746,309
USD	94,039,195	AUD	144,692,981	Australia and New Zealand Bank	05/08/24	290,196
USD	125,186,924	CAD	168,780,359	State Street Bank and Trust	05/08/24	2,570,799
USD	108,742,290	AUD	166,526,759	State Street Bank and Trust	05/13/24	830,485
USD	44,006,042	NZD	74,259,644	Bank of New York Mellon	05/20/24	248,781
USD	14,855,401	NOK	162,403,523	UBS AG	05/24/24	227,720
USD	109,789,691	AUD	167,748,719	Bank of New York Mellon	05/28/24	1,036,521
USD	2,599,410	GBP	2,076,756	Citibank, N.A.	05/28/24	4,059
USD	40,311,059	SGD	54,880,000	Morgan Stanley and Co. International	05/31/24	54,526
USD	135,327,666	SGD	180,692,550	State Street Bank and Trust	05/31/24	2,782,922
USD	111,456,609	AUD	170,511,177	State Street Bank and Trust	05/31/24	902,438
USD	30,729,260	NZD	50,552,105	UBS AG	06/11/24	941,566
USD	15,764,133	EUR	14,615,948	State Street Bank and Trust	07/01/24	127,285
USD	6,801,182	EUR	6,313,830	HSBC Bank	07/10/24	43,557
USD	28,338,367	SEK	303,157,471	Royal Bank of Scotland	07/10/24	743,483
USD	58,301,284	CAD	79,674,534	UBS AG	07/10/24	358,542
USD	61,140,744	CAD	83,896,424	Bank of America Corp.	07/11/24	126,561
EUR	23,311,122	USD	24,919,256	Morgan Stanley and Co. International	07/12/24	32,693
USD	60,350,627	CAD	82,964,973	UBS AG	07/18/24	6,219
USD	6,184,029	EUR	5,743,391	Australia and New Zealand Bank	07/24/24	32,963
USD	1,593,327	GBP	1,270,815	Morgan Stanley and Co. International	07/26/24	4,626

Total Appreciation						$13,270,792
GBP	1,266,410	USD	1,587,032	Morgan Stanley and Co. International	05/02/24	$(4,589)
AUD	172,779,664	USD	112,838,370	State Street Bank and Trust	05/02/24	(911,680)

18

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
SGD	51,163,170	USD	37,618,733	Morgan Stanley and Co. International	05/07/24	$(131,104)
CAD	121,182,275	USD	89,870,296	UBS AG	05/08/24	(1,833,388)
NZD	4,231,630	USD	2,502,770	Citibank, N.A.	05/20/24	(9,295)
SGD	64,950,120	USD	48,217,242	Morgan Stanley and Co. International	05/31/24	(573,900)
SGD	64,781,190	USD	48,099,857	State Street Bank and Trust	05/31/24	(580,431)
USD	13,682,263	EUR	12,793,354	Morgan Stanley and Co. International	07/11/24	(10,959)
USD	24,940,322	EUR	23,311,122	Morgan Stanley and Co. International	07/12/24	(11,626)

Total (Depreciation)						$(4,066,972)

Total Appreciation (Depreciation)						$9,203,820

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$363,654,620	—	$363,654,620
Austria	—	1,472,371	—	1,472,371
Belgium	—	20,336,834	—	20,336,834
Canada	—	343,073,392	—	343,073,392
Denmark	—	12,894,218	—	12,894,218
Finland	—	16,728,984	—	16,728,984
France	—	20,399,570	—	20,399,570
Germany	—	78,168,943	—	78,168,943
Netherlands	—	79,112,088	—	79,112,088
New Zealand	—	16,587,434	—	16,587,434
Norway	—	23,912,691	—	23,912,691
Singapore	—	2,915,070	—	2,915,070
Supranational Organization Obligations	—	347,102,703	—	347,102,703
Sweden	—	151,142,175	—	151,142,175
United States	—	59,322,104	—	59,322,104
U.S. Treasury Obligations	—	1,255,135,458	—	1,255,135,458
Commercial Paper	—	1,586,409,738	—	1,586,409,738
Foreign Sovereign Obligations	—	131,640,241	—	131,640,241
Securities Lending Collateral	—	328,826	—	328,826

Total Investments in Securities	—	$4,510,337,460	—	$4,510,337,460

Financial Instruments
Assets
Forward Currency Contracts**	—	13,270,792	—	13,270,792
Liabilities
Forward Currency Contracts**	—	(4,066,972)	—	(4,066,972)

Total Financial Instruments	—	$9,203,820	—	$9,203,820

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (81.3%)
AUSTRALIA — (5.2%)
ANZ New Zealand International Ltd., Floating Rate Note, SOFR + 0.600%, FRN
(r)Ω 5.950%, 02/18/25		1,400	$1,403,042
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω SOFR + 0.560%, FRN, 5.914%, 03/18/26		2,841	2,844,324
(r)Ω SOFR + 0.810%, FRN, 6.164%, 01/18/27		2,000	2,014,848
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	4,800	5,117,799
Commonwealth Bank of Australia, Floating Rate Note,
(r) SOFR + 0.740%, FRN, 6.094%, 03/14/25		1,170	1,174,925
(r)Ω SOFR + 0.630%, FRN, 5.984%, 09/12/25		3,400	3,411,308
(r) 3M Swap + 0.900%, FRN, 5.255%, 01/13/26	AUD	800	521,335
(r)Ω SOFR + 0.750%, FRN, 6.103%, 03/13/26		100	100,516
(r) 3M Swap + 0.750%, FRN, 5.090%, 08/17/26	AUD	3,000	1,949,397
(r) 3M Swap + 1.020%, FRN, 5.360%, 08/18/27	AUD	1,000	653,154
(r) 3M Swap + 0.950%, FRN, 5.290%, 08/17/28	AUD	1,000	651,367
Glencore Funding LLC
Ω 1.625%, 09/01/25		330	311,956
#Ω 1.625%, 04/27/26		2,398	2,214,058

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Macquarie Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.480%, FRN, 4.826%, 12/09/25	AUD	500	$323,236
(r)Ω SOFR + 1.200%, FRN, 6.553%, 12/07/26		5,220	5,276,889
National Australia Bank Ltd.
(r) 3M Swap + 0.410%, FRN, 4.746%, 08/24/26	AUD	1,500	967,229
(r) 3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	3,800	2,473,230
National Australia Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.900%, FRN, 5.240%, 05/30/25	AUD	3,000	1,954,062
(r) 3M Swap + 0.920%, FRN, 5.256%, 11/25/25	AUD	1,500	978,221
(r)Ω SOFR + 0.650%, FRN, 6.003%, 12/10/25		2,160	2,168,581
(r) 3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	5,828	3,789,769
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 5.192%, 01/25/27	AUD	3,500	2,267,020
Westpac Banking Corp.
(r) 3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	4,000	2,598,343
(r) 3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	1,500	971,827
Westpac Banking Corp., Floating Rate Note,
(r) 3M Swap + 0.690%, FRN, 5.044%, 03/17/25	AUD	3,500	2,273,552

20

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r) 3M Swap + 0.800%, FRN, 5.147%, 08/11/25	AUD	2,000	$1,301,321

TOTAL AUSTRALIA			49,711,309

AUSTRIA — (0.3%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	3,300	3,434,598

BELGIUM — (1.2%)
Belfius Bank SA
0.010%, 10/15/25	EUR	700	705,722
Dexia SA
Δ 0.000%, 05/29/24	EUR	5,000	5,320,891
0.500%, 01/17/25	EUR	5,000	5,214,192
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	200	213,142

TOTAL BELGIUM			11,453,947

CANADA — (8.4%)
Alimentation Couche-Tard, Inc.
3.056%, 07/26/24	CAD	3,500	2,529,488
Bank of Montreal
2.280%, 07/29/24	CAD	5,500	3,967,719
2.700%, 09/11/24	CAD	1,500	1,080,122
(r) SOFR + 0.620%, FRN, 5.974%, 09/15/26		310	309,636
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.359%, 07/17/24	AUD	2,000	1,296,621
Bank of Nova Scotia
2.290%, 06/28/24	CAD	21,000	15,187,760
2.490%, 09/23/24	CAD	1,500	1,078,248
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r) 6.444%, 06/12/25		3,500	3,529,369
Canada Government Bonds
1.500%, 05/01/24	CAD	4,800	3,486,376
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	6,300	4,563,055

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	12,500	$8,998,565
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.774%, 10/18/24		130	130,092
Canadian Natural Resources Ltd.
3.550%, 06/03/24	CAD	1,000	725,319
3.900%, 02/01/25		1,110	1,094,785
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.749%, 05/19/25		3,700	3,705,446
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	826	596,749
Emera U.S. Finance LP
0.833%, 06/15/24		400	397,172
ITC Holdings Corp.
3.650%, 06/15/24		2,162	2,155,405
National Bank of Canada
2.545%, 07/12/24	CAD	7,050	5,095,112
Province of Alberta
3.100%, 06/01/24	CAD	1,500	1,087,695
Province of Ontario
3.500%, 06/02/24	CAD	1,900	1,378,078
Province of Saskatchewan
3.200%, 06/03/24	CAD	3,000	2,175,237
Royal Bank of Canada
2.352%, 07/02/24	CAD	5,250	3,795,796
Royal Bank of Canada, Floating Rate Note,
(r) SOFR + 0.340%, FRN, 5.693%, 10/07/24		1,500	1,500,581
(r) SOFR + 0.570%, FRN, 5.925%, 04/27/26		1,200	1,200,316
(r) SOFR + 0.950%, FRN, 6.304%, 01/19/27		500	504,445
(r) SOFR + 0.710%, FRN, 6.064%, 01/21/27		2,121	2,131,605
Toronto-Dominion Bank. SOFR + 1.080%, FRN, 6.434%,
(r) 07/17/26		6,635	6,698,911

21

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.346%, 07/10/24	AUD	1,000	$648,292

TOTAL CANADA			81,047,995

FINLAND — (1.1%)
Kuntarahoitus OYJ
1.500%, 09/02/24	NOK	30,000	2,670,874
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 07/15/26		4,000	4,053,920
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.095%, 03/19/27		2,896	2,903,286
OP Corporate Bank PLC 0.375%, 06/19/24	EUR	1,000	1,062,069

TOTAL FINLAND			10,690,149

FRANCE — (3.2%)
Arval Service Lease SA
0.875%, 02/17/25	EUR	2,400	2,500,610
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		300	294,507
0.010%, 03/07/25	EUR	1,800	1,861,576
(r)Ω SOFR + 1.130%, FRN, 6.484%, 01/23/27		2,250	2,272,320
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω 5.758%, 02/04/25		1,000	1,000,147
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	822	873,116
Ω 0.000%, 01/22/25	EUR	3,500	3,633,522
BNP Paribas SA
1.000%, 06/27/24	EUR	3,000	3,187,098
BPCE SA
1.000%, 07/15/24	EUR	2,000	2,121,501
Ω 2.375%, 01/14/25		1,500	1,462,714
Credit Agricole SA
2.375%, 05/20/24	EUR	2,000	2,132,634
0.500%, 06/24/24	EUR	2,000	2,123,644
1.375%, 03/13/25	EUR	700	731,517
1.000%, 09/18/25	EUR	1,000	1,029,441

		Face Amount^ (000)	Value†
FRANCE — (Continued)
(r)Ω SOFR + 0.870%, FRN, 6.223%, 03/11/27		2,000	$2,007,148
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	986,923
Regie Autonome des Transports Parisiens EPIC
0.375%, 06/15/24	EUR	1,300	1,380,762
Societe Generale SA
1.875%, 10/03/24	GBP	900	1,108,302

TOTAL FRANCE			30,707,482

GERMANY — (3.9%)
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		551	547,846
BMW U.S. Capital LLC, Floating Rate Note,
(r)Ω SOFR + 0.620%, FRN, 5.969%, 08/11/25		350	351,080
(r)Ω SOFR + 0.550%, FRN, 5.905%, 04/02/26		1,000	1,002,776
Daimler Truck Finance Canada, Inc.
2.140%, 12/13/24	CAD	2,600	1,852,777
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 12/13/24		1,000	1,002,340
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	2,000	2,084,413
Deutsche Bank AG
0.898%, 05/28/24		650	647,821
3.700%, 05/30/24		748	746,715
HOWOGE Wohnungsbaugesellschaft GmbH
Δ 0.000%, 11/01/24	EUR	2,900	3,032,216
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	7,500	4,823,771

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25		3,000	$3,018,606
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω SOFR + 0.930%, FRN, 6.285%, 03/30/25		2,700	2,714,981
(r)Ω SOFR + 0.570%, FRN, 5.925%, 08/01/25		1,200	1,202,489
(r)Ω SOFR + 0.670%, FRN, 6.023%, 01/09/26		4,000	4,015,094
NRW Bank
1.050%, 03/31/26	AUD	2,800	1,686,523
Siemens Financieringsmaatschappij NV
Δ 0.000%, 09/05/24	EUR	240	252,750
1.000%, 02/20/25	GBP	500	604,139
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	600	745,951
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	987,921
Volkswagen Leasing GmbH
Δ 0.000%, 07/19/24	EUR	3,633	3,843,796
VW Credit Canada, Inc.
2.850%, 09/26/24	CAD	1,500	1,078,891
2.050%, 12/10/24	CAD	1,500	1,068,605

TOTAL GERMANY			37,311,501

IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		5,000	4,958,403
1.750%, 01/30/26		2,700	2,515,604
4.450%, 04/03/26		150	146,511
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	834,508

TOTAL IRELAND			8,455,026

		Face Amount^ (000)	Value†
ITALY — (1.2%)
Enel Finance International NV
5.625%, 08/14/24	GBP	4,787	$5,981,178
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		1,000	989,293
Republic of Italy Government International Bonds 2.375%, 10/17/24		4,562	4,489,546

TOTAL ITALY			11,460,017

JAPAN — (3.7%)
American Honda Finance Corp., Floating Rate Note,
(r) SOFR + 0.550%, FRN, 5.899%, 02/12/25		150	150,174
(r) SOFR + 0.600%, FRN, 5.948%, 08/14/25		610	611,108
(r) SOFR + 0.790%, FRN, 6.144%, 10/03/25		1,000	1,004,646
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		3,167	3,179,941
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	2,000	2,097,801
Honda Canada Finance, Inc.
2.500%, 06/04/24	CAD	3,900	2,826,023
Mitsubishi Corp.
3.375%, 07/23/24		450	447,300
Mitsubishi UFJ Financial Group, Inc.
0.978%, 06/09/24	EUR	3,000	3,191,574
0.339%, 07/19/24	EUR	2,999	3,176,095
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	3,623	3,815,894
Nomura Holdings, Inc.
1.653%, 07/14/26		4,587	4,194,627
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	2,000	2,106,423
Toyota Credit Canada, Inc.
1.270%, 07/22/24	CAD	4,250	3,061,241
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,400	1,480,066
0.064%, 01/13/25	EUR	2,700	2,806,899

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.650%, FRN
(r) 6.004%, 03/19/27		1,100	$1,102,659

TOTAL JAPAN			35,252,471

LUXEMBOURG — (0.2%)
JAB Holdings BV 1.625%, 04/30/25	EUR	2,000	2,088,298

NETHERLANDS — (2.5%)
BNG Bank NV
4.750%, 05/22/24		2,400	2,398,722
3.250%, 07/15/25	AUD	5,000	3,185,265
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,000	993,082
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		6,000	6,029,098
(r) 3M Swap + 0.870%, FRN, 5.206%, 02/26/27	AUD	1,500	973,681
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		3,500	3,509,222
(r) 3M Swap + 1.030%, FRN, 5.366%, 02/26/29	AUD	1,100	713,746
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r) 6.253%, 10/05/26		300	302,458
de Volksbank NV
0.010%, 09/16/24	EUR	1,000	1,050,894
ING Groep NV
1.125%, 02/14/25	EUR	4,600	4,806,080

TOTAL NETHERLANDS			23,962,248

NORWAY — (1.8%)
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	57,990
Kommunalbanken AS, Floating Rate Note,
Kommunalbanken AS SOFR + 1.000%, FRN, 6.353%,
(r)Ω 06/17/26		11,000	11,146,446
(r)Ω SOFR + 0.400%, FRN, 5.751%, 03/03/28		5,000	4,998,408

		Face Amount^ (000)	Value†
NORWAY — (Continued)
Statnett SF
0.875%, 03/08/25	EUR	500	$520,081
Telenor ASA
2.625%, 12/06/24	EUR	1,000	1,058,994

TOTAL NORWAY			17,781,919

PORTUGAL — (0.1%)
EDP Finance BV
Ω 3.625%, 07/15/24		1,000	995,371

SPAIN — (0.6%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	4,000	4,269,229
Avangrid, Inc.
3.150%, 12/01/24		232	228,288
Banco Santander SA
0.250%, 06/19/24	EUR	100	106,198
CaixaBank SA
0.375a%, 02/03/25	EUR	1,000	1,039,336

TOTAL SPAIN			5,643,051

SUPRANATIONAL ORGANIZATION OBLIGATIONS —(5.2%)
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/16/26		3,200	3,245,920
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	120,273
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		1,000	1,005,190
European Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.679%, 02/20/28		4,050	4,051,863
(r) SOFR + 0.300%, FRN, 5.649%, 02/16/29		5,360	5,332,789
Inter-American Development Bank, Floating Rate Note,
(r) SOFR + 0.170%, FRN, 5.523%, 09/16/26		1,100	1,097,943

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r) SOFR + 0.280%, FRN, 5.633%, 04/12/27		127	$126,806
(r) SOFR + 0.350%, FRN, 5.705%, 10/04/27		9,400	9,400,342
(r) SOFR + 0.350%, FRN, 5.705%, 10/05/28		2,100	2,098,427
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	11,819	8,519,399
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.280%, FRN, 5.629%, 02/23/27		5,115	5,118,887
(r) SOFR + 0.430%, FRN, 5.779%, 08/19/27		9,414	9,455,327
International Finance Corp.
1.375%, 09/13/24	CAD	324	232,195

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			49,805,361

SWEDEN — (1.6%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	2,000	2,070,156
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	1,400	1,484,808
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		3,550	3,605,561
Svenska Handelsbanken AB, Floating Rate Note, Svenska Handelsbanken AB. SOFR + 0.910%, FRN, 6.263%,
(r)Ω 06/10/25		6,233	6,264,862
(r)Ω SOFR + 1.250%, FRN, 6.604%, 06/15/26		500	507,300
Swedbank AB
0.250%, 10/09/24	EUR	800	840,254

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
Volvo Treasury AB
0.125%, 09/17/24	EUR	250	$263,046

TOTAL SWEDEN			15,035,987

SWITZERLAND — (0.8%)
UBS AG
0.010%, 03/31/26	EUR	1,270	1,263,171
UBS Group AG
Ω 4.125%, 09/24/25		2,000	1,950,964
#Ω 4.125%, 04/15/26		5,000	4,841,291

TOTAL SWITZERLAND			8,055,426

UNITED KINGDOM — (2.0%)
Barclays PLC
3.650%, 03/16/25		500	490,529
4.375%, 01/12/26		3,300	3,218,155
BAT Capital Corp.
3.222%, 08/15/24		2,030	2,012,820
BAT International Finance PLC
1.668%, 03/25/26		600	557,135
Diageo Finance PLC
0.500%, 06/19/24	EUR	174	184,825
1.750%, 09/23/24	EUR	600	634,862
HSBC Continental Europe SA
0.250%, 05/17/24	EUR	400	426,253
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24	GBP	4,000	4,962,673
0.375%, 01/28/25	EUR	100	104,104
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	330	348,096
Motability Operations Group PLC
0.875%, 03/14/25	EUR	970	1,009,323
NatWest Group PLC
4.800%, 04/05/26		668	656,304
NatWest Markets PLC
Ω 0.800%, 08/12/24		1,770	1,745,864
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		2,450	2,439,146
Unilever Capital Corp.
2.600%, 05/05/24		250	249,899

TOTAL UNITED KINGDOM			19,039,988

25

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (37.4%)
American Express Co.
2.500%, 07/30/24		2,500	$2,480,279
American Express Co., Floating Rate Note,
(r) SOFR + 0.760%, FRN, 6.108%, 02/13/26		2,035	2,044,386
(r) SOFR + 0.650%, FRN, 5.998%, 11/04/26		2,400	2,406,306
American Honda Finance Corp.
1.950%, 10/18/24	EUR	910	961,804
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	1,039,577
American Tower Corp.
4.000%, 06/01/25		2,000	1,964,088
Aon Global Ltd.
3.500%, 06/14/24		100	99,750
Arrow Electronics, Inc.
3.250%, 09/08/24		200	198,139
AT&T, Inc.
2.850%, 05/25/24	CAD	8,700	6,309,072
Avnet, Inc.
4.625%, 04/15/26		2,000	1,952,767
Bank of America Corp.
2.375%, 06/19/24	EUR	1,000	1,064,846
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r) 5.764%, 06/14/24		923	923,052
Becton Dickinson & Co.
3.363%, 06/06/24		1,750	1,745,755
Boardwalk Pipelines LP
4.950%, 12/15/24		355	352,882
5.950%, 06/01/26		188	188,459
Boeing Co.
3.100%, 05/01/26		639	601,942
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	3,700	3,923,221
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r) 5.838%, 02/20/26		3,500	3,512,384
Brown & Brown, Inc.
4.200%, 09/15/24		2,850	2,830,854
Capital One Financial Corp.
3.200%, 02/05/25		1,000	980,403
Carrier Global Corp.
2.242%, 02/15/25		436	424,181

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Celanese U.S. Holdings LLC
1.400%, 08/05/26		820	$743,765
Charles Schwab Corp., Floating Rate Note,
(r) SOFR + 0.520%, FRN, 5.868%, 05/13/26		4,376	4,371,245
(r) SOFR + 1.050%, FRN, 6.402%, 03/03/27		4,000	4,033,887
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	1,166	1,216,410
Citigroup, Inc.
2.375%, 05/22/24	EUR	3,000	3,198,720
1.750%, 01/28/25	EUR	300	315,201
3.400%, 05/01/26		366	351,234
CNA Financial Corp.
3.950%, 05/15/24		9,100	9,094,627
CNH Industrial Capital LLC
3.950%, 05/23/25		3,800	3,723,005
Conagra Brands, Inc.
4.300%, 05/01/24		1,899	1,899,000
Constellation Energy Generation LLC
3.250%, 06/01/25		2,000	1,947,986
Cox Communications, Inc.
Ω 3.150%, 08/15/24		230	228,183
Crown Castle, Inc.
3.200%, 09/01/24		5,800	5,747,763
Devon Energy Corp.
5.250%, 09/15/24		1,500	1,495,777
Discover Bank
2.450%, 09/12/24		1,400	1,382,666
Discover Financial Services
4.500%, 01/30/26		647	630,657
Discovery Communications LLC
2.500%, 09/20/24	GBP	2,200	2,716,242
3.450%, 03/15/25		200	195,454
DXC Technology Co.
1.800%, 09/15/26		285	258,145
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		530	521,262
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	500	527,070
eBay, Inc.
# 3.450%, 08/01/24		120	119,291
Edison International
3.550%, 11/15/24		1,000	987,647
4.950%, 04/15/25		6,000	5,948,123

26

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Elevance Health, Inc.
3.500%, 08/15/24		1,731	$1,719,680
2.375%, 01/15/25		1,000	976,929
Energy Transfer LP
4.050%, 03/15/25		300	295,416
# 2.900%, 05/15/25		6,319	6,143,295
Equinix, Inc.
# 2.625%, 11/18/24		4,000	3,928,783
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,000	3,958,546
Evergy, Inc.
2.450%, 09/15/24		7,000	6,907,468
Eversource Energy
2.900%, 10/01/24		320	316,084
Exelon Corp.
3.950%, 06/15/25		1,338	1,311,913
Expedia Group, Inc.
5.000%, 02/15/26		2,811	2,776,751
Fiserv, Inc.
2.750%, 07/01/24		1,016	1,010,642
Flex Ltd.
3.750%, 02/01/26		7,297	7,034,090
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	978,458
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	200	247,201
1.694%, 03/26/25	EUR	500	522,923
2.750%, 06/20/25		2,000	1,931,748
General Motors Financial Co., Inc., Floating Rate Note, SOFR + 1.350%, FRN
(r) 6.698%, 05/08/27		1,100	1,109,108
Georgia-Pacific LLC
Ω 3.600%, 03/01/25		125	122,915
GlaxoSmithKline Capital PLC
# 3.000%, 06/01/24		1,000	997,825
Global Payments, Inc.
1.500%, 11/15/24		1,977	1,932,432
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	500	527,517
3.375%, 03/27/25	EUR	2,000	2,125,245
Goldman Sachs Group, Inc., Floating Rate Note, SOFR + 0.486%, FRN
(r) 5.840%, 10/21/24		140	140,099
Hess Corp.
3.500%, 07/15/24		1,500	1,492,213

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		600	$600,173
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	514	536,693
Humana, Inc.
3.850%, 10/01/24		6,850	6,793,377
Huntsman International LLC
4.250%, 04/01/25	EUR	2,000	2,113,271
International Business Machines Corp.
3.000%, 05/15/24		6,000	5,993,985
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	2,000	2,019,592
J M Smucker Co.
3.500%, 03/15/25		1,000	981,486
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	1,500	1,589,925
John Deere Capital Corp., Floating Rate Note,
(r) SOFR + 0.570%, FRN, 5.920%, 03/03/26		300	301,447
(r) SOFR + 0.790%, FRN, 6.143%, 06/08/26		3,950	3,986,376
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	2,500	1,800,857
Johnson Controls International PLC
1.375%, 02/25/25	EUR	291	304,254
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 12/08/26		950	961,995
Juniper Networks, Inc.
1.200%, 12/10/25		4,472	4,157,022
Keurig Dr Pepper, Inc., Floating Rate Note, SOFR + 0.880%, FRN
(r) 6.236%, 03/15/27		3,000	3,020,640
Keysight Technologies, Inc.
4.550%, 10/30/24		3,800	3,783,036
Kinder Morgan, Inc.
4.300%, 06/01/25		1,700	1,675,385
Laboratory Corp. of America Holdings
2.300%, 12/01/24		160	156,813

27

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Lazard Group LLC
3.625%, 03/01/27		4,000	$3,786,701
Lennar Corp.
4.750%, 05/30/25		3,700	3,657,934
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	200	207,970
Marathon Petroleum Corp.
3.625%, 09/15/24		1,190	1,179,651
4.700%, 05/01/25		3,790	3,751,584
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		2,270	2,265,129
MPLX LP
4.875%, 12/01/24		165	163,943
1.750%, 03/01/26		1,255	1,169,474
National Rural Utilities Cooperative Finance Corp., Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.684%, 10/18/24		200	200,112
(r) SOFR + 0.800%, FRN, 6.148%, 02/05/27		4,988	5,009,472
NetApp, Inc.
3.300%, 09/29/24		771	762,856
NextEra Energy Capital Holdings, Inc.
4.255%, 09/01/24		35	34,804
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.115%, 01/29/26		2,240	2,245,475
NNN REIT, Inc.
3.900%, 06/15/24		5,170	5,156,805
Nuveen Finance LLC
Ω 4.125%, 11/01/24		7,000	6,934,690
ONEOK, Inc.
2.750%, 09/01/24		3,652	3,613,297
2.200%, 09/15/25		1,927	1,835,571
Oracle Corp.
3.400%, 07/08/24		300	298,572
2.500%, 04/01/25		1,000	970,788
Ovintiv, Inc.
5.375%, 01/01/26		292	289,590
Parker-Hannifin Corp.
2.700%, 06/14/24		1,000	996,257
3.650%, 06/15/24		727	724,711
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.000%, 07/15/25		2,000	1,954,334
Ω 4.450%, 01/29/26		1,715	1,674,838

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Ω 1.700%, 06/15/26		4,000	$3,672,649
PepsiCo, Inc.
2.150%, 05/06/24	CAD	4,012	2,913,184
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.748%, 02/13/26		2,900	2,905,047
Philip Morris International, Inc.
2.875%, 05/01/24		1,413	1,413,000
0.625%, 11/08/24	EUR	1,500	1,573,821
2.750%, 03/19/25	EUR	424	448,031
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		7,053	6,974,496
PNC Financial Services Group, Inc.
2.200%, 11/01/24		469	461,073
PPG Industries, Inc.
1.875%, 06/01/25	EUR	5,000	5,223,851
Public Service Enterprise Group, Inc.
2.875%, 06/15/24		4,527	4,510,415
PVH Corp.
4.625%, 07/10/25		4,851	4,765,573
Realty Income Corp.
3.875%, 07/15/24		6,000	5,979,114
1.875%, 01/14/27	GBP	300	339,749
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26		1,800	1,811,513
Ross Stores, Inc.
4.600%, 04/15/25		2,000	1,979,764
Royalty Pharma PLC
1.200%, 09/02/25		7,500	7,062,930
Ryder System, Inc.
2.500%, 09/01/24		5,181	5,121,806
4.625%, 06/01/25		1,000	986,570
Santander Holdings USA, Inc.
3.500%, 06/07/24		200	199,924
Schlumberger Finance BV
Δ 0.000%, 10/15/24	EUR	1,740	1,824,711
Sempra
3.300%, 04/01/25		3,531	3,451,884
Simon Property Group LP
2.000%, 09/13/24		8,750	8,634,428
3.500%, 09/01/25		600	584,304
Southwestern Electric Power Co.
1.650%, 03/15/26		2,188	2,035,341

28

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r) 6.193%, 08/03/26		2,375	$2,392,794
Steel Dynamics, Inc.
2.800%, 12/15/24		490	480,984
Timken Co.
3.875%, 09/01/24		227	225,419
Truist Bank
2.150%, 12/06/24		720	705,260
Truist Financial Corp.
2.500%, 08/01/24		6,011	5,961,023
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	12,725	9,146,397
U.S. Bancorp
0.850%, 06/07/24	EUR	6,000	6,380,792
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	12,500	9,065,667
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,917,956
Ventas Realty LP
3.750%, 05/01/24		1,793	1,793,000
2.650%, 01/15/25		2,000	1,954,117
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		3,757	3,784,088
Viatris, Inc.
1.650%, 06/22/25		480	457,234
VMware LLC
1.400%, 08/15/26		104	94,575
Wells Fargo & Co.
2.125%, 06/04/24	EUR	260	276,982
Western Union Co.
1.350%, 03/15/26		3,062	2,816,317
Williams Cos., Inc.
4.550%, 06/24/24		5,600	5,588,773
Willis North America, Inc.
3.600%, 05/15/24		2,262	2,260,009
WRKCo, Inc.
3.000%, 09/15/24		3,300	3,264,172

TOTAL UNITED STATES			359,264,410

TOTAL BONDS			781,196,554

U.S. TREASURY OBLIGATIONS — (11.1%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25		62,500	62,572,337

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	29,500	$29,564,801
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.521%, 01/31/25	4,250	4,254,879
(r) 3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	10,000	10,010,547

TOTAL U.S. TREASURY OBLIGATIONS		106,402,564

COMMERCIAL PAPER — (7.1%)
AUSTRALIA — (0.3%)
National Australia Bank Ltd.
Ω 5.903%, 05/07/24	1,500	1,498,461
Telstra Group Ltd.
Ω 5.675%, 05/01/24	1,000	999,851

TOTAL AUSTRALIA		2,498,312

CANADA — (1.2%)
CDP Financial, Inc.
Ω 5.830%, 05/16/24	7,000	6,983,425
PSP Capital, Inc.
Ω 5.731%, 05/13/24	2,000	1,996,159
Rogers Communications, Inc.
Ω 5.821%, 05/02/24	3,000	2,999,096

TOTAL CANADA		11,978,680

FRANCE — (0.8%)
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.526%, 08/14/24	1,000	984,308
Ω 5.546%, 09/20/24	4,000	3,915,715
Sanofi SA
Ω 5.469%, 07/10/24	3,000	2,968,362

TOTAL FRANCE		7,868,385

GERMANY — (0.3%)
BASF SE
Ω 5.563%, 06/12/24	2,500	2,483,840

SINGAPORE — (0.2%)
DBS Bank Ltd.
Ω 5.456%, 05/28/24	2,000	1,991,696

29

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED KINGDOM — (0.4%)
HSBC USA, Inc.
Ω 6.014%, 06/07/24	3,000	$2,982,750
Ω 6.031%, 06/24/24	1,000	991,615

TOTAL UNITED KINGDOM		3,97 4,365

UNITED STATES — (3.9%)
Bayer Corp.
Ω 5.739%, 07/09/24	500	494,471
Canadian National Railway Co.
Ω 5.572%, 05/10/24	5,000	4,992,566
Ω 5.552%, 05/15/24	4,000	3,991,072
Ω 5.607%, 08/27/24	500	491,154
Cisco Systems, Inc.
Ω 5.483%, 06/05/24	5,000	4,973,015
Ω 5.469%, 06/06/24	500	497,227
Dominion Energy, Inc.
Ω 5.721%, 05/16/24	2,000	1,995,142
EIDP, Inc.
Ω 5.617%, 05/10/24	2,000	1,996,943
Ω 5.639%, 06/20/24	2,000	1,984,578
Ω 5.610%, 07/16/24	5,000	4,943,626
Enbridge U.S., Inc.
Ω 5.692%, 05/06/24	2,000	1,998,157
Entergy Corp.
Ω 5.706%, 06/13/24	3,000	2,979,542
ERP Operating LP
Ω 5.663%, 05/30/24	2,000	1,990,717

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
HSBC USA, Inc.
Ω 5.626%, 07/03/24		2,000	$1,980,409
Verizon Communications, Inc.
Ω 5.604%, 05/28/24		1,000	995,677
Ω 5.617%, 06/04/24		750	745,936

TOTAL UNITED STATES			37,050,232

TOTAL COMMERCIAL PAPER (Cost $67,851,985)			67,845,510

FOREIGN SOVEREIGN OBLIGATIONS — (0.2%)

CANADA — (0.2%)
Canada Treasury Bills
∞ 4.921%, 05/23/24	CAD	3,200	2,317,277

TOTAL INVESTMENT SECURITIES (Cost $969,994,360)			957,761,905

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund		254,680	2,946,140

TOTAL INVESTMENTS — (100.0%) (Cost $972,940,416)			$960,708,045

As of April 30, 2024, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,346,350	GBP	8,954,970	Bank of New York Mellon	05/07/24	$ 156,410
USD	9,198,126	AUD	14,033,199	Citibank, N.A.	05/07/24	106,055
GBP	1,066,308	USD	1,326,796	Citibank, N.A.	05/07/24	5,640
USD	29,046,495	AUD	43,865,748	UBS AG	05/07/24	625,996
USD	2,728,349	NOK	29,970,410	UBS AG	05/24/24	28,915
USD	7,227,880	GBP	5,774,080	Morgan Stanley and Co. International	05/28/24	11,931
EUR	4,193,424	USD	4,482,619	Morgan Stanley and Co. International	07/03/24	4,108
USD	56,456,422	EUR	52,095,459	Royal Bank of Scotland	07/03/24	717,221
USD	47,587,611	EUR	44,249,434	Royal Bank of Scotland	07/10/24	227,915
USD	31,050,222	CAD	42,506,295	UBS AG	07/10/24	137,820
USD	38,095,439	CAD	52,369,991	UBS AG	07/18/24	4,230
USD	38,226,952	CAD	52,379,028	UBS AG	07/19/24	128,481
USD	40,334,736	EUR	37,566,981	Bank of America Corp.	07/24/24	101,193

Total Appreciation						$2,255,915

30

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	606,750	USD	661,106	Citibank, N.A.	07/03/24	$(11,918)
EUR	3,660,405	USD	3,988,044	UBS AG	07/03/24	(71,617)

Total (Depreciation)						$(83,535)

Total Appreciation (Depreciation)						$2,172,380

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$49,711,309	—	$49,711,309
Austria	—	3,434,598	—	3,434,598
Belgium	—	11,453,947	—	11,453,947
Canada	—	81,047,995	—	81,047,995
Finland	—	10,690,149	—	10,690,149
France	—	30,707,482	—	30,707,482
Germany	—	37,311,501	—	37,311,501
Ireland	—	8,455,026	—	8,455,026
Italy	—	11,460,017	—	11,460,017
Japan	—	35,252,471	—	35,252,471
Luxembourg	—	2,088,298	—	2,088,298
Netherlands	—	23,962,248	—	23,962,248
Norway	—	17,781,919	—	17,781,919
Portugal	—	995,371	—	995,371
Spain	—	5,643,051	—	5,643,051
Supranational Organization Obligations	—	49,805,361	—	49,805,361
Sweden	—	15,035,987	—	15,035,987
Switzerland	—	8,055,426	—	8,055,426
United Kingdom	—	19,039,988	—	19,039,988
United States	—	359,264,410	—	359,264,410
U.S. Treasury Obligations	—	106,402,564	—	106,402,564
Commercial Paper	—	67,845,510	—	67,845,510
Foreign Sovereign Obligations	—	2,317,277	—	2,317,277
Securities Lending Collateral	—	2,946,140	—	2,946,140

Total Investments in Securities	—	$960,708,045	—	$960,708,045

Financial Instruments
Assets
Forward Currency Contracts**	—	2,255,915	—	2,255,915
Liabilities
Forward Currency Contracts**	—	(83,535)	—	(83,535)

Total Financial Instruments	—	$2,172,380	—	$2,172,380

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (48.7%)
AUSTRALIA — (9.9%)
Australia & New Zealand Banking Group Ltd.
1.550%, 08/29/24	AUD	5,750	$3,687,070
4.050%, 05/12/25	AUD	19,446	12,495,921
SOFR + 0.750%, FRN, 6.104%,
(r),Ω 07/03/25		40,720	40,883,694
#(r) SOFR + 0.640%, FRN, 5.994%, 10/03/25		1,600	1,605,773
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r) 3M Swap + 0.770%, FRN, 5.117%, 05/12/25	AUD	5,000	3,251,832
(r) 3M Swap + 0.920%, FRN, 5.269%, 11/04/25	AUD	33,300	21,712,087
(r)Ω SOFR + 0.560%, FRN, 5.914%, 03/18/26		79,225	79,317,693
(r) 3M Swap + 0.830%, FRN, 5.174%, 03/31/26	AUD	20,300	13,215,837
(r) 3M Swap + 0.750%, FRN, 5.096%, 09/11/26	AUD	11,400	7,405,779
Australia & New Zealand Banking Group Ltd SOFR + 0.810%, FRN, 6.164%,
(r),Ω 01/18/27		12,060	12,149,533
(r) 3M Swap + 0.800%, FRN, 5.149%, 02/05/27	AUD	13,900	9,032,035
Australia & New Zealand Banking Group Ltd 3M Swap + 0.970%, FRN, 5.317%,
(r) 05/12/27	AUD	4,710	3,073,223
(r) 3M Swap + 1.200%, FRN, 5.549%, 11/04/27	AUD	3,400	2,234,185

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	17,300	$11,112,738
Commonwealth Bank of Australia, Floating Rate Note,
(r) SOFR + 0.740%, FRN, 6.094%, 03/14/25		14,600	14,661,452
(r)Ω SOFR + 0.400%, FRN, 5.753%, 07/07/25		25,381	25,402,509
(r) 3M Swap + 0.800%, FRN, 5.140%, 08/18/25	AUD	29,230	19,020,930
(r)Ω SOFR + 0.630%, FRN, 5.984%, 09/12/25		4,600	4,615,299
(r) 3M Swap + 0.900%, FRN, 5.255%, 01/13/26	AUD	50,100	32,648,615
(r)Ω SOFR + 0.750%, FRN, 6.103%, 03/13/26		2,300	2,311,868
(r) 3M Swap + 0.750%, FRN, 5.090%, 08/17/26	AUD	19,070	12,391,668
(r) 3M Swap + 0.700%, FRN, 5.055%, 01/14/27	AUD	40,300	26,119,664
(r) 3M Swap + 1.020%, FRN, 5.360%, 08/18/27	AUD	52,000	33,964,026
(r) 3M Swap + 1.150%, FRN, 5.505%, 01/13/28	AUD	18,800	12,326,196
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	20,208	21,528,421
3.900%, 05/30/25	AUD	26,280	16,853,258
(r) 3M Swap + 0.410%, FRN, 4.746%, 08/24/26	AUD	16,000	10,317,107
(r) 3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	29,500	19,200,073
2.900%, 02/25/27	AUD	8,000	4,899,438

32

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r) 3M Swap + 0.720%, FRN, 5.056%, 02/25/27	AUD	50,140	$32,513,138
(r) 3M Swap + 1.000%, FRN, 5.347%, 05/12/28	AUD	31,800	20,733,485
National Australia Bank Ltd., Floating Rate Note,
(r)Ω SOFR + 0.380%, FRN, 5.733%, 01/12/25		1,500	1,501,211
(r) 3M Swap + 0.770%, FRN, 5.137%, 01/21/25	AUD	15,840	10,292,440
(r)Ω SOFR + 0.760%, FRN, 6.108%, 05/13/25		48,550	48,720,945
(r) 3M Swap + 0.900%, FRN, 5.240%, 05/30/25	AUD	36,050	23,481,308
(r) 3M Swap + 0.920%, FRN, 5.256%, 11/25/25	AUD	45,167	29,455,533
(r) 3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	26,000	16,907,000
(r) 3M Swap + 1.200%, FRN, 5.536%, 11/25/27	AUD	7,720	5,070,520
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	7,900	5,132,450
Treasury Corp. of Victoria
5.500%, 12/17/24	AUD	17,400	11,341,150
Westpac Banking Corp.
(r) SOFR + 0.720%, FRN, 6.069%, 11/17/25		4,497	4,513,612
4.125%, 06/04/26	AUD	10,000	6,369,782
(r) 3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	34,700	22,540,628
(r) 3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	3,800	2,461,961
(r) 3M Swap + 0.980%, FRN, 5.318%, 02/16/28	AUD	34,100	22,225,221

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Westpac Banking Corp., Floating Rate Note,
(r) 3M Swap + 0.690%, FRN, 5.044%, 03/17/25	AUD	64,300	$41,768,404
(r) 3M Swap + 0.800%, FRN, 5.147%, 08/11/25	AUD	59,300	38,584,160
(r) 3M Swap + 0.950%, FRN, 5.297%, 11/11/25	AUD	35,900	23,415,621
(r) 3M Swap + 0.750%, FRN, 5.088%, 02/16/26	AUD	42,000	27,303,931
(r) 3M Swap + 0.820%, FRN, 5.165%, 12/15/26	AUD	27,100	17,618,647
(r) 3M Swap + 1.050%, FRN, 5.383%, 05/20/27	AUD	9,100	5,947,760
(r) 3M Swap + 1.230%, FRN, 5.577%, 11/11/27	AUD	19,000	12,485,718

TOTAL AUSTRALIA			907,822,549

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		9,000	8,834,223

BELGIUM — (1.5%)
Dexia SA
Δ 0.000%, 05/29/24	EUR	33,900	36,075,643
0.500%, 07/16/24		70,086	69,358,875
Kingdom of Belgium Government Bonds
2.600%, 06/22/24	EUR	31,700	33,759,214

TOTAL BELGIUM			139,193,732

CANADA — (11.1%)
Bank of Montreal
2.700%, 09/11/24	CAD	95,150	68,515,741
Bank of Nova Scotia
2.290%, 06/28/24	CAD	70,000	50,625,867
Canada Government Bonds
1.500%, 05/01/24	CAD	81,500	59,195,765
2.500%, 06/01/24	CAD	73,541	53,295,790
2.750%, 08/01/24	CAD	50,000	36,121,382
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	150,400	108,933,890

33

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
CDP Financial, Inc.
3.150%, 07/24/24		16,980	$16,886,729
CDP Financial, Inc., Floating Rate Note,
(r) SOFR + 0.400%, FRN, 5.740%, 05/19/25		10,800	10,815,896
#(r)Ω SOFR + 0.400%, FRN, 5.749%, 05/19/25		23,000	23,033,852
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	34,173	24,688,512
0.375%, 06/20/24	EUR	53,600	56,939,393
Ω 0.500%, 09/16/24		59,000	57,918,115
4.125%, 10/21/24		1,605	1,594,352
SOFR + 1.250%, FRN, 6.603%,
(r),Ω 03/11/26		18,958	19,292,065
OMERS Finance Trust
2.500%, 05/02/24		3,870	3,870,000
Province of Alberta
3.100%, 06/01/24	CAD	106,600	77,298,841
1.875%, 11/13/24		9,850	9,664,081
Province of Ontario
3.200%, 05/16/24		202	201,819
3.500%, 06/02/24	CAD	192,100	139,330,933
0.375%, 06/14/24	EUR	9,400	9,990,455
4.250%, 08/22/24	AUD	4,500	2,910,699
2.300%, 09/08/24	CAD	67,500	48,569,698
Province of Quebec
3.750%, 09/01/24	CAD	76,100	55,037,550
Province of Saskatchewan
3.200%, 06/03/24	CAD	29,750	21,571,100
Toronto-Dominion Bank
3.226%, 07/24/24	CAD	93,147	67,376,544

TOTAL CANADA			1,023,679,069

DENMARK — (0.2%)
Kommunekredit
2.000%, 06/25/24	GBP	14,650	18,215,259
0.750%, 08/15/24	GBP	900	1,110,117

TOTAL DENMARK			19,325,376

FINLAND — (0.8%)
Finnvera OYJ
1.625%, 10/23/24		10,000	9,817,223
Kuntarahoitus OYJ
0.875%, 12/16/24	GBP	20,847	25,374,954

		Face Amount^ (000)	Value†
FINLAND — (Continued)
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.095%, 03/19/27		36,594	$36,686,071

TOTAL FINLAND			71,878,248

FRANCE — (2.1%)
Bpifrance SACA
2.500%, 05/25/24	EUR	29,700	31,663,400
Caisse d’Amortissement de la Dette Sociale 0.375%, 05/27/24		37,800	37,666,304
Caisse des Depots et Consignations, Floating Rate Note, SOFR + 0.340%, FRN
(r) 5.687%, 05/03/26		68,000	67,915,000
Regie Autonome des Transports Parisiens EPIC
0.375%, 06/15/24	EUR	7,000	7,434,875
SFIL SA
Δ 0.000%, 05/24/24	EUR	27,100	28,851,666
Unedic Asseo
2.375%, 05/25/24	EUR	20,200	21,531,711

TOTAL FRANCE			195,062,956

GERMANY — (2.2%)
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.000%, 07/23/24		113,054	112,134,419
0.375%, 12/09/24	GBP	31,593	38,372,392
4.250%, 08/07/25	AUD	2,300	1,479,289
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25		12,200	12,275,664
Landwirtschaftliche Rentenbank
0.400%, 09/23/24	AUD	5,000	3,188,384
4.250%, 01/09/25	AUD	3,400	2,196,894
NRW Bank
1.050%, 03/31/26	AUD	17,092	10,295,016
State of North Rhine-Westphalia
0.625%, 12/16/24	GBP	20,200	24,548,692

TOTAL GERMANY			204,490,750

34

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NETHERLANDS — (4.0%)
BNG Bank NV
0.250%, 06/07/24	EUR	11,200	$11,909,665
4.625%, 07/29/24		31,000	30,925,304
3.250%, 07/15/25	AUD	21,875	13,935,533
Cooperatieve Rabobank UA
3.875%, 08/22/24		5,000	4,973,655
(r) 3M Swap + 0.880%, FRN, 5.217%, 05/22/26	AUD	4,600	2,990,446
(r) 3M Swap + 0.730%, FRN, 5.141%, 01/27/27	AUD	21,300	13,772,883
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		65,000	65,171,275
(r) 3M Swap + 1.150%, FRN, 5.483%, 11/21/28	AUD	11,500	7,500,583
Cooperatieve Rabobank UA, Floating Rate Note,
(r) SOFR + 0.380%, FRN, 5.733%, 01/10/25		3,700	3,702,469
(r) SOFR + 0.700%, FRN, 6.054%, 07/18/25		68,962	69,253,032
Nederlandse Waterschapsbank NV
2.000%, 12/16/24	GBP	34,950	42,831,533
Netherlands Government Bonds
2.000%, 07/15/24	EUR	91,450	97,244,147

TOTAL NETHERLANDS			364,210,525

NEW ZEALAND — (0.1%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	19,800	11,646,496

NORWAY — (1.1%)
Kommunalbanken AS
2.000%, 06/19/24		35,972	35,802,573
5.250%, 07/15/24	AUD	4,246	2,753,875
4.250%, 07/16/25	AUD	24,924	16,059,404
SOFR + 1.000%, FRN, 6.353%,
(r),Ω 06/17/26		45,752	46,358,910

TOTAL NORWAY			100,974,762

		Face Amount^ (000)	Value†
SINGAPORE — (0.4%)
DBS Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.850%, FRN, 5.204%, 06/16/25	AUD	17,200	$11,187,532
(r) 3M Swap + 0.750%, FRN, 5.086%, 02/24/26	AUD	12,000	7,791,966
United Overseas Bank Ltd., 3M Swap + 0.730%, FRN
(r) 5.084%, 03/16/26	AUD	11,000	7,143,135
United Overseas Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.350%, FRN, 4.683%, 05/20/24	AUD	9,400	6,089,258
(r) 3M Swap + 0.410%, FRN, 4.745%, 08/27/26	AUD	15,000	9,663,708

TOTAL SINGAPORE			41,875,599

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.3%)
African Development Bank
4.000%, 01/10/25	AUD	34,000	21,915,077
Asian Development Bank
0.375%, 06/11/24		2,532	2,517,970
1.100%, 08/15/24	AUD	5,150	3,304,134
4.125%, 09/27/24		18,040	17,939,571
3.750%, 03/12/25	AUD	12,000	7,720,720
Asian Development Bank, Floating Rate Note,
(r) SOFR + 1.000%, FRN, 6.353%, 06/16/26		657	666,428
(r) SOFR + 1.000%, FRN, 6.350%, 08/27/26		12,348	12,517,661
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	7,900	4,750,790
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		48,000	48,249,120

35

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.190%, FRN, 5.544%, 04/14/26		6,344	$6,340,130
(r) SOFR + 0.330%, FRN, 5.679%, 02/20/28		121,210	121,265,757
European Financial Stability Facility
1.750%, 06/27/24	EUR	18,276	19,442,095
European Investment Bank
0.375%, 07/24/24		15,000	14,825,810
4.750%, 08/07/24	AUD	14,616	9,474,617
0.750%, 09/09/24	NOK	113,000	10,029,570
1.700%, 11/15/24	AUD	9,035	5,765,324
SOFR + 1.000%, FRN, 6.350%,
(r),Ω 05/21/28		12,947	13,253,402
Inter-American Development Bank
4.750%, 08/27/24	AUD	22,500	14,586,443
1.700%, 10/10/24	CAD	8,072	5,778,957
Inter-American Development Bank, Floating Rate Note,
(r) SOFR + 0.170%, FRN, 5.523%, 09/16/26		27,700	27,648,201
(r) SOFR + 0.280%, FRN, 5.633%, 04/12/27		8,720	8,706,658
(r) SOFR + 0.350%, FRN, 5.705%, 10/04/27		58,579	58,581,132
(r) SOFR + 0.270%, FRN, 5.623%, 03/20/28		51,000	50,811,710
#(r) SOFR + 0.350%, FRN, 5.705%, 10/05/28		103,500	103,422,456
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	102,463	73,857,614

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.180%, FRN, 5.534%, 06/15/26		39,000	$38,965,290
(r) SOFR + 0.370%, FRN, 5.723%, 01/12/27		40,530	40,622,436
(r) SOFR + 0.430%, FRN, 5.779%, 08/19/27		54,880	55,120,923
International Finance Corp.
1.450%, 07/22/24	AUD	11,952	7,691,996
1.375%, 09/13/24	CAD	24,644	17,661,190
Nordic Investment Bank
1.500%, 03/13/25	NOK	106,500	9,323,968
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 05/12/26		22,400	22,713,414

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			855,470,564

SWEDEN — (4.5%)
Kommuninvest I Sverige AB
Ω 1.375%, 05/08/24		71,550	71,501,041
#Ω 2.875%, 07/03/24		43,817	43,616,314
1.000%, 10/02/24	SEK	639,000	57,295,122
1.000%, 05/12/25	SEK	184,000	16,262,232
Svensk Exportkredit AB
0.375%, 07/30/24		72,022	71,115,631
3.625%, 09/03/24		93,900	93,247,416
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		53,250	54,083,414
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24		4,500	4,475,528

TOTAL SWEDEN			411,596,698

UNITED STATES — (1.4%)
Apple, Inc.
2.513%, 08/19/24	CAD	22,000	15,857,291

36

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Bank of America NA, Floating Rate Note,
(r) SOFR + 0.780%, FRN, 6.130%, 08/18/25		1,330	$1,336,125
(r) SOFR + 1.020%, FRN, 6.370%, 08/18/26		1,450	1,470,271
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	31,427	33,345,727
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.520%, 10/30/26		400	405,758
Roche Holdings, Inc., Floating Rate Note,
(r)Ω SOFR + 0.560%, FRN, 5.913%, 03/10/25		1,975	1,980,525
(r)Ω SOFR + 0.740%, FRN, 6.088%, 11/13/26		18,040	18,155,385
Shell International Finance BV
0.750%, 05/12/24	EUR	47,300	50,437,194
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.407%, 08/07/26		2,530	2,558,408

TOTAL UNITED STATES			125,546,684

TOTAL BONDS			4,481,608,231

U.S. TREASURY OBLIGATIONS — (19.0%)
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25		545,000	545,630,777
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26		763,000	764,676,052
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25		354,000	354,373,364

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	80,000	$80,034,969

TOTAL U.S. TREASURY OBLIGATIONS		1,744,715,162

COMMERCIAL PAPER — (29.3%)
CANADA — (3.8%)
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	12,000	11,936,402
PSP Capital, Inc.
Ω 5.731%, 05/13/24	10,000	9,980,797
Ω 5.477%, 07/15/24	91,500	90,472,611
Ω 5.462%, 07/23/24	40,500	39,998,394
Toronto-Dominion Bank
Ω 5.458%, 06/13/24	80,000	79,481,954
Ω 5.472%, 06/17/24	45,000	44,681,904
Ω 5.472%, 06/25/24	75,000	74,380,671

TOTAL CANADA		350,932,733

FRANCE — (7.6%)
Caisse d’Amortissement de la Dette Sociale
Ω 5.467%, 07/03/24	55,000	54,474,999
Ω 5.467%, 07/08/24	40,000	39,587,457
Ω 5.517%, 08/28/24	90,000	88,380,000
Caisse des Depots et Consignations
Ω 5.434%, 05/31/24	65,000	64,703,851
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.521%, 08/12/24	21,084	20,759,313
Ω 5.522%, 08/13/24	17,250	16,981,834
Ω 5.526%, 08/14/24	12,000	11,811,697
Ω 5.526%, 08/14/24	33,000	32,482,166
Ω 5.528%, 08/20/24	40,000	39,337,292
Ω 5.524%, 08/26/24	14,050	13,804,938
Ω 5.550%, 09/18/24	45,500	44,554,427
Sanofi SA
Ω 5.457%, 06/13/24	90,000	89,412,160
Ω 5.457%, 07/10/24	50,000	49,472,693
Ω 5.461%, 07/10/24	35,000	34,630,885
Ω 5.468%, 07/10/24	65,000	64,314,501
Ω 5.492%, 07/17/24	35,000	34,594,140

TOTAL FRANCE		699,302,353

GERMANY — (1.9%)
Erste Abwicklungsanstalt
Ω 5.456%, 06/14/24	75,000	74,493,281

37

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
GERMANY — (Continued)
Ω 5.429%, 06/21/24	100,000	$99,211,526

TOTAL GERMANY		173,704,807

NETHERLANDS — (1.5%)
Cooperatieve Rabobank UA
5.618%, 06/04/24	39,500	39,297,310
Nederlandse Waterschapsbank NV
Ω 5.452%, 07/24/24	100,000	98,746,250

TOTAL NETHERLANDS		138,043,560

NORWAY — (0.3%)
DNB Bank ASA
Ω 5.460%, 06/28/24	11,940	11,836,636
Ω 5.433%, 07/01/24	14,800	14,665,356

TOTAL NORWAY		26,501,992

SINGAPORE — (5.4%)
DBS Bank Ltd.
Ω 5.456%, 05/28/24	61,000	60,746,731
Ω 5.468%, 06/14/24	160,000	158,910,880
Ω 5.482%, 06/18/24	20,000	19,854,534
Ω 5.520%, 08/01/24	15,000	14,793,152
United Overseas Bank Ltd.
Ω 5.458%, 06/04/24	65,000	64,661,594
Ω 5.472%, 07/18/24	100,000	98,819,389
Ω 5.486%, 07/23/24	60,000	59,246,800
Ω 5.526%, 08/27/24	25,000	24,555,403

TOTAL SINGAPORE		501,588,483

UNITED STATES — (8.8%)
Bank of Montreal
5.492%, 06/26/24	50,000	49,578,042
Caisse des Depots et Consignations
Ω 5.431%, 06/25/24	45,000	44,627,880
Ω 5.472%, 07/31/24	16,000	15,782,471
Ω 5.462%, 08/05/24	47,500	46,819,114
Cisco Systems, Inc.
Ω 5.483%, 06/05/24	53,900	53,609,102
Ω 5.469%, 06/06/24	45,000	44,750,385
Ω 5.476%, 06/11/24	97,550	96,935,728
Ω 5.472%, 06/12/24	76,000	75,509,952
Equinor ASA
Ω 5.575%, 10/18/24	25,000	24,363,144

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
National Securities Clearing Corp.
Ω 5.444%, 05/14/24		25,000	$24,948,218
Ω 5.473%, 06/12/24		33,500	33,282,049
Ω 5.472%, 06/27/24		50,000	49,562,050
NRW Bank
Ω 5.441%, 06/03/24		25,560	25,431,784
Ω 5.446%, 06/03/24		20,000	19,899,675
Ω 5.452%, 06/05/24		66,500	66,146,752
Ω 5.468%, 06/10/24		100,000	99,394,832
Ω 5.466%, 07/15/24		30,000	29,662,053
Siemens Capital Co. LLC
Ω 5.467%, 07/31/24		8,000	7,892,053

TOTAL UNITED STATES			808,195,284

TOTAL COMMERCIAL PAPER (Cost $2,698,821,414)			2,698,269,212

FOREIGN SOVEREIGN OBLIGATIONS — (2.9%)

CANADA — (0.1%)
Canada Treasury Bills
∞ 4.934%, 06/06/24	CAD	20,000	14,455,671

SINGAPORE — (2.8%)
Monetary Authority of Singapore Bills
∞ 3.870%, 05/10/24	SGD	150,000	109,780,057
∞ 3.831%, 05/17/24	SGD	200,000	146,263,797

TOTAL SINGAPORE			256,043,854

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			270,499,525

TOTAL INVESTMENT SECURITIES (Cost $9,231,589,830)			9,195,092,130

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund		463,556	5,362,410

TOTAL INVESTMENTS — (100.0%) (Cost $9,236,952,240)			$9,200,454,540

38

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2024, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	20,452,862	NZD	34,263,935	Morgan Stanley and Co. International	05/02/24	$262,844
USD	138,285,630	AUD	212,038,913	UBS AG	05/02/24	926,793
USD	114,410,064	AUD	173,071,824	Societe Generale	05/07/24	2,277,301
GBP	4,939,593	USD	6,153,511	Barclays Capital	05/08/24	18,928
USD	11,644,779	GBP	9,218,610	State Street Bank and Trust	05/08/24	125,348
USD	124,124,153	AUD	190,977,012	State Street Bank and Trust	05/08/24	386,957
USD	72,926,868	SGD	98,000,000	Barclays Capital	05/10/24	1,111,740
USD	72,293,430	SGD	97,141,000	State Street Bank and Trust	05/10/24	1,107,784
USD	76,943,455	EUR	71,617,058	Bank of America Corp.	05/13/24	483,673
USD	134,666,959	AUD	206,240,306	Bank of America Corp.	05/13/24	1,020,187
USD	11,802,308	GBP	9,295,718	Bank of New York Mellon	05/13/24	186,228
GBP	9,295,718	USD	11,572,823	Barclays Capital	05/13/24	43,257
USD	124,934,323	AUD	192,449,493	Societe Generale	05/16/24	212,845
USD	146,858,508	SGD	200,070,500	State Street Bank and Trust	05/17/24	196,710
USD	19,749,318	NOK	215,871,657	UBS AG	05/24/24	305,764
USD	146,322,665	GBP	116,910,946	State Street Bank and Trust	05/28/24	217,415
USD	113,617,277	AUD	173,653,147	State Street Bank and Trust	05/28/24	1,036,208
USD	124,899,568	AUD	191,135,927	State Street Bank and Trust	05/31/24	972,948
USD	11,784,583	NZD	19,815,646	UBS AG	05/31/24	108,276
USD	44,419,710	NZD	73,071,593	UBS AG	06/11/24	1,362,468
USD	64,587,923	EUR	59,892,301	State Street Bank and Trust	07/01/24	512,243
USD	68,273,370	EUR	63,080,763	State Street Bank and Trust	07/02/24	783,516
USD	19,128,128	SEK	204,539,138	UBS AG	07/02/24	517,252
USD	38,456,364	EUR	35,290,700	Bank of America Corp.	07/03/24	697,307
USD	36,893,474	EUR	33,952,067	Bank of America Corp.	07/05/24	563,325
USD	145,130,613	CAD	198,377,743	Bank of America Corp.	07/10/24	861,801
USD	63,917,541	EUR	59,351,224	HSBC Bank	07/10/24	394,560
EUR	58,765,152	USD	62,812,055	Morgan Stanley and Co. International	07/11/24	86,563
USD	56,503,632	SEK	610,417,380	State Street Bank and Trust	07/12/24	934,969
USD	137,154,226	CAD	188,203,029	UBS AG	07/12/24	279,960
USD	109,815,826	SGD	148,970,000	Bank of America Corp.	07/16/24	305,926
EUR	75,503,614	USD	80,730,767	Barclays Capital	07/17/24	106,068
USD	84,584,706	EUR	78,985,768	State Street Bank and Trust	07/17/24	19,754
USD	144,785,263	CAD	198,385,781	UBS AG	07/17/24	492,365
USD	144,160,092	CAD	198,194,178	UBS AG	07/18/24	3,950
USD	55,654,380	CAD	76,141,531	Societe Generale	07/19/24	271,988
USD	71,189,908	CAD	97,449,312	State Street Bank and Trust	07/19/24	309,064
USD	61,447,402	EUR	57,067,431	Australia and New Zealand Bank	07/24/24	329,238
USD	127,495,654	CAD	174,048,894	State Street Bank and Trust	07/24/24	887,814
USD	131,198,784	CAD	178,908,448	State Street Bank and Trust	07/25/24	1,053,624

Total Appreciation						$21,774,961
NZD	14,496,906	USD	8,576,790	Morgan Stanley and Co. International	05/02/24	$(34,490)
AUD	19,445,428	USD	12,848,145	Societe Generale	05/02/24	(251,394)
AUD	192,593,485	USD	125,742,360	State Street Bank and Trust	05/02/24	(980,275)
NZD	19,767,029	USD	11,755,848	UBS AG	05/02/24	(108,129)
SGD	195,141,000	USD	143,580,096	Morgan Stanley and Co. International	05/10/24	(579,322)
EUR	69,825,310	USD	76,064,704	Bank of America Corp.	05/13/24	(1,517,828)
USD	119,710,003	AUD	185,702,913	State Street Bank and Trust	05/20/24	(653,809)
NZD	73,071,593	USD	43,236,717	State Street Bank and Trust	06/11/24	(179,475)
EUR	5,324,675	USD	5,701,358	UBS AG	07/02/24	(4,510)
USD	76,047,233	EUR	71,111,046	Morgan Stanley and Co. International	07/11/24	(65,673)
USD	65,346,998	EUR	61,079,621	Bank of America Corp.	07/12/24	(31,905)

39

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	58,155,175	EUR	54,376,945	Bank of America Corp.	07/18/24	$(65,391)

Total (Depreciation)						$(4,472,201)

Total Appreciation (Depreciation)						$17,302,760

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$907,822,549	—	$907,822,549
Austria	—	8,834,223	—	8,834,223
Belgium	—	139,193,732	—	139,193,732
Canada	—	1,023,679,069	—	1,023,679,069
Denmark	—	19,325,376	—	19,325,376
Finland	—	71,878,248	—	71,878,248
France	—	195,062,956	—	195,062,956
Germany	—	204,490,750	—	204,490,750
Netherlands	—	364,210,525	—	364,210,525
New Zealand	—	11,646,496	—	11,646,496
Norway	—	100,974,762	—	100,974,762
Singapore	—	41,875,599	—	41,875,599
Supranational Organization Obligations	—	855,470,564	—	855,470,564
Sweden	—	411,596,698	—	411,596,698
United States	—	125,546,684	—	125,546,684
U.S. Treasury Obligations	—	1,744,715,162	—	1,744,715,162
Commercial Paper	—	2,698,269,212	—	2,698,269,212
Foreign Sovereign Obligations	—	270,499,525	—	270,499,525
Securities Lending Collateral	—	5,362,410	—	5,362,410

Total Investments in Securities	—	$9,200,454,540	—	$9,200,454,540

Financial Instruments
Assets
Forward Currency Contracts**	—	21,774,961	—	21,774,961
Liabilities
Forward Currency Contracts**	—	(4,472,201)	—	(4,472,201)

Total Financial Instruments	—	$17,302,760	—	$17,302,760

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (97.5%)
AUSTRALIA — (7.3%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	14,000	$7,577,872
1.750%, 03/20/34	AUD	6,000	2,859,554
4.750%, 02/20/35	AUD	5,000	3,102,969
Queensland Treasury Corp.
3.500%, 08/21/30	AUD	11,000	6,651,414
1.750%, 08/21/31	AUD	3,000	1,575,722
1.750%, 07/20/34	AUD	7,000	3,295,166
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	3,000	1,532,533
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	5,000	3,053,324
2.250%, 11/20/34	AUD	51,500	25,156,999
2.000%, 09/17/35	AUD	11,000	5,079,390
2.000%, 11/20/37	AUD	4,200	1,801,042
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	4,849,415

TOTAL AUSTRALIA			66,535,400

BELGIUM — (1.3%)
Kingdom of Belgium Government Bonds
1.900%, 06/22/38	EUR	13,000	11,709,602

CANADA — (11.0%)
CPPIB Capital, Inc.
0.875%, 02/06/29	EUR	2,100	2,013,020
1.500%, 03/04/33	EUR	31,520	29,094,991
Ontario Teachers’ Finance Trust
1.850%, 05/03/32	EUR	13,000	12,328,254
Province of British Columbia
3.550%, 06/18/33	CAD	18,000	12,138,902
Province of Ontario
3.750%, 06/02/32	CAD	15,000	10,398,177
Province of Quebec
Δ 0.000%, 10/15/29	EUR	27,700	24,856,454
Δ 0.000%, 10/29/30	EUR	11,500	9,981,596

TOTAL CANADA			100,811,394

		Face Amount^ (000)	Value†
DENMARK — (2.6%)
Denmark Government Bonds
2.250%, 11/15/33	DKK	150,000	$20,852,638
Kommunekredit
Δ 0.000%, 11/17/29	EUR	2,917	2,636,775

TOTAL DENMARK			23,489,413

FINLAND — (6.9%)
Finland Government Bonds
1.125%, 04/15/34	EUR	42,000	37,534,476
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	28,011	25,667,152

TOTAL FINLAND			63,201,628

FRANCE — (25.1%)
Action Logement Services
0.500%,10/30/34	EUR	25,200	19,940,582
4.125%,10/03/38	EUR	10,000	11,132,289
Agence Francaise de Developpement EPIC
0.500%,05/31/35	EUR	5,000	3,920,842
French Republic Government Bonds OAT
3.500%,11/25/33	EUR	69,000	76,290,305
1.250%,05/25/34	EUR	75,000	67,494,885
4.750%,04/25/35	EUR	23,000	28,205,707
SNCF Reseau
5.250%,12/07/28	GBP	5,213	6,642,021
5.000%,10/10/33	EUR	11,000	13,186,697
Unedic Asseo
1.250%,05/25/33	EUR	3,400	3,107,105

TOTAL FRANCE			229,920,433

GERMANY — (4.0%)
Deutsche Bahn Finance GmbH
1.625%,08/16/33	EUR	4,773	4,407,529
Kreditanstalt fuer Wiederaufbau
5.750%,06/07/32	GBP	14,775	20,093,378
0.050%,09/29/34	EUR	10,000	7,859,078
State of North Rhine-Westphalia
2.375%,05/13/33	EUR	4,600	4,661,457

TOTAL GERMANY			37,021,442

41

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
NETHERLANDS — (1.7%)
BNG Bank NV
3.300%,04/26/29	AUD	19,600	$11,820,925
1.250%,03/30/37	EUR	4,500	3,765,448

TOTAL NETHERLANDS			15,586,373

NEW ZEALAND — (4.4%)
New Zealand Government Bonds
4.250%,05/15/34	NZD	35,000	19,560,797
2.750%,04/15/37	NZD	24,200	11,167,456
New Zealand Local Government Funding Agency Bonds
3.500%,04/14/33	NZD	10,000	5,069,128
3.000%,05/15/35	NZD	5,000	2,313,142
2.000%,04/15/37	NZD	6,000	2,329,262

TOTAL NEW ZEALAND			40,439,785

NORWAY — (2.9%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	26,477,352

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.9%)
Asian Development Bank
2.350%,06/21/27	JPY	1,830,000	12,351,615
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%,05/21/29	AUD	15,000	9,010,673
0.150%,10/10/34	EUR	30,000	23,654,906
European Financial Stability Facility
1.250%,05/24/33	EUR	30,000	27,518,471
European Investment Bank
1.900%,01/26/26	JPY	2,297,800	15,006,620
2.150%,01/18/27	JPY	517,100	3,449,093
3.875%,06/08/37	GBP	4,250	4,908,577
European Stability Mechanism
1.200%,05/23/33	EUR	16,700	15,324,211

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	7,200	$6,633,724
3.375%, 10/04/38	EUR	9,000	9,704,752
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	8,918,488

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			136,481,130

SWITZERLAND — (3.0%)
Swiss Confederation Government Bonds
4.000%, 04/08/28	CHF	22,900	27,943,107

UNITED KINGDOM — (12.4%)
U.K. Gilts
3.250%, 01/31/33	GBP	14,000	16,159,808
0.625%, 07/31/35	GBP	117,600	97,954,936

TOTAL UNITED KINGDOM			114,114,744

TOTAL BONDS			893,731,803

U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Notes
3.250%, 06/30/29		25,000	23,307,617

TOTAL INVESTMENT SECURITIES (Cost $1,105,867,446)			917,039,420

TOTAL INVESTMENTS — (100.0%) (Cost $1,105,867,446)			$917,039,420

As of April 30, 2024, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	64,438,718	GBP	51,228,135	Bank of America Corp.	05/02/24	$426,594

42

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,514,086	GBP	41,501,560	Bank of America Corp.	05/07/24	$654,619
USD	42,660,034	NZD	70,480,288	HSBC Bank	05/10/24	1,129,746
GBP	1,749,413	USD	2,185,622	Citibank, N.A.	05/13/24	473
GBP	2,502,677	USD	3,116,533	HSBC Bank	05/13/24	10,853
USD	80,849,713	EUR	75,255,358	Societe Generale	05/13/24	505,611
USD	70,978,872	GBP	55,889,003	State Street Bank and Trust	05/13/24	1,139,066
USD	89,902,527	AUD	138,516,179	Societe Generale	05/16/24	133,818
USD	31,796,641	JPY	4,890,608,882	Morgan Stanley and Co. International	05/20/24	703,676
EUR	6,254,112	USD	6,685,560	Barclays Capital	07/02/24	5,689
USD	84,109,444	EUR	77,333,676	HSBC Bank	07/02/24	1,370,456
USD	78,658,097	EUR	72,213,676	Bank of America Corp.	07/03/24	1,393,540
USD	8,040,454	EUR	7,495,477	Australia and New Zealand Bank	07/10/24	18,125
USD	46,526,826	EUR	43,195,659	HSBC Bank	07/10/24	294,974
USD	21,676,475	DKK	150,002,746	Societe Generale	07/10/24	134,633
USD	5,401,266	EUR	5,041,645	Royal Bank of Scotland	07/12/24	4,749
USD	22,897,489	CAD	31,287,798	Morgan Stanley and Co. International	07/23/24	138,316
USD	79,255,965	EUR	73,665,991	HSBC Bank	07/24/24	361,050
USD	28,746,486	CHF	25,952,204	Bank of America Corp.	07/25/24	247,144
USD	65,259,518	GBP	52,052,830	Morgan Stanley and Co. International	07/26/24	186,040

Total Appreciation						$8,859,172
GBP	51,228,135	USD	64,194,693	Morgan Stanley and Co. International	05/02/24	$(182,569)
NZD	697,223	USD	416,746	Royal Bank of Scotland	05/10/24	(5,909)
NZD	901,868	USD	533,565	State Street Bank and Trust	05/10/24	(2,143)
AUD	1,982,847	USD	1,290,134	UBS AG	05/16/24	(5,102)
DKK	2,293,548	USD	331,144	Citibank, N.A.	07/10/24	(1,768)
USD	79,864,762	EUR	74,678,001	Morgan Stanley and Co. International	07/11/24	(65,995)
USD	47,615,355	EUR	44,515,009	Bank of America Corp.	07/12/24	(32,983)
GBP	5,063,574	USD	6,364,790	Barclays Capital	07/26/24	(34,599)

Total (Depreciation)						$(331,068)

Total Appreciation (Depreciation)						$8,528,104

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$66,535,400	—	$66,535,400
Belgium.	—	11,709,602	—	11,709,602
Canada.	—	100,811,394	—	100,811,394
Denmark.	—	23,489,413	—	23,489,413
Finland.	—	63,201,628	—	63,201,628
France.	—	229,920,433	—	229,920,433
Germany.	—	37,021,442	—	37,021,442
Netherlands.	—	15,586,373	—	15,586,373
New Zealand.	—	40,439,785	—	40,439,785
Norway.	—	26,477,352	—	26,477,352
Supranational Organization Obligations	—	136,481,130	—	136,481,130

43

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$27,943,107	—	$27,943,107
United Kingdom.	—	114,114,744	—	114,114,744
U.S. Treasury Obligations.	—	23,307,617	—	23,307,617

Total Investments in Securities	—	$917,039,420	—	$917,039,420

Financial Instruments
Assets
Forward Currency Contracts**	—	8,859,172	—	8,859,172
Liabilities
Forward Currency Contracts**	—	(331,068)	—	(331,068)

Total Financial Instruments	—	$8,528,104	—	$8,528,104

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (7.3%)
Federal Home Loan Bank Discount Notes
∞ 5.518%, 05/03/24.	27,850	$27,837,758
∞ 5.400%, 07/24/24.	45,850	45,286,523
∞ 5.407%, 08/21/24.	38,500	37,866,760

TOTAL AGENCY OBLIGATIONS		110,991,041

U.S. TREASURY OBLIGATIONS — (92.4%)
U.S. Treasury Bills
∞ 5.373%, 05/02/24.	52,000	51,992,349
∞ 5.390%, 05/07/24.	148,750	148,619,075
∞ 5.369%, 05/09/24.	30,000	29,964,790
∞ 4.840%, 05/23/24.	52,700	52,529,954
∞ 5.379%, 05/28/24.	45,750	45,569,173
∞ 5.368%, 06/04/24.	7,000	6,965,110
∞ 5.390%, 06/11/24.	127,000	126,238,476
∞ 5.394%, 06/18/24.	68,750	68,267,834
∞ 5.391%, 07/18/24.	53,200	52,594,850
∞ 5.405%, 07/25/24.	150,500	148,635,316
∞ 5.373%, 08/01/24.	73,500	72,512,467
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25.	146,700	146,869,789
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26.	148,700	149,026,643
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.446%, 07/31/25.	147,375	147,439,419
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25.	148,325	148,481,438
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25.	4,550	4,555,223

TOTAL U.S. TREASURY OBLIGATIONS.		1,400,261,906

TOTAL INVESTMENT SECURITIES (Cost $1,510,716,088)		1,511,252,947

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.250%	4,458,093	4,458,093

TOTAL INVESTMENTS — (100.0%) (Cost $1,515,174,181)		$1,515,711,040

45

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$110,991,041	—	$110,991,041
U.S. Treasury Obligations	—	1,400,261,906	—	1,400,261,906
Temporary Cash Investments	$4,458,093	—	—	4,458,093

Total Investments in Securities	$4,458,093	$1,511,252,947	—	$1,515,711,040

See accompanying Notes to Financial Statements.

46

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (26.4%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$6,001,227
5.750%, 06/12/26	16,080	16,303,281
1.875%, 09/11/26	2,500	2,331,904
3.000%, 09/11/26	62,930	60,118,115
2.125%, 12/11/26	30,250	28,150,379
2.500%, 12/10/27	97,640	89,979,441
3.000%, 03/10/28	51,070	47,844,968
3.250%, 06/09/28	202,360	190,916,346
3.250%, 11/16/28	270,180	253,663,637
2.125%, 09/14/29	12,635	11,000,251
2.125%, 12/14/29	52,580	45,616,271
4.500%, 09/13/30	1,690	1,657,588
5.500%, 07/15/36	158,590	167,546,543
Tennessee Valley Authority
2.875%, 02/01/27	170,019	160,985,800
7.125%, 05/01/30	159,440	177,688,954
1.500%, 09/15/31	77,768	62,214,790
4.700%, 07/15/33	19,000	18,680,679
4.650%, 06/15/35	10,635	10,289,884
5.880%, 04/01/36	79,490	85,223,903
6.150%, 01/15/38	709	777,705
5.500%, 06/15/38	6,207	6,327,110

TOTAL AGENCY OBLIGATIONS		1,443,318,776

U.S. TREASURY OBLIGATIONS — (73.4%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,502,441
6.500%, 11/15/26	15,000	15,619,922
6.625%, 02/15/27	5,000	5,239,648
6.125%, 11/15/27	170,500	177,712,950
5.500%, 08/15/28	76,500	78,809,941
5.250%, 11/15/28	42,932	43,784,034
5.250%, 02/15/29	41,500	42,404,571
6.125%, 08/15/29	6,278	6,685,825
6.250%, 05/15/30	48,789	52,660,153
5.375%, 02/15/31	13,250	13,836,416
4.500%, 02/15/36	79,750	79,382,402
4.750%, 02/15/37	322,750	327,515,604
5.000%, 05/15/37	328,000	340,005,312
4.375%, 02/15/38	253,400	245,847,492
4.500%, 05/15/38	353,150	346,349,104
3.500%, 02/15/39	61,200	53,318,110
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,764,219
2.250%, 03/31/26	8,000	7,595,938
2.375%, 04/30/26	13,000	12,347,461
1.625%, 05/15/26	71,500	66,821,777

	Face Amount (000)	Value†
2.125%, 05/31/26	25,000	$23,583,985
1.875%, 06/30/26	22,750	21,308,574
1.875%, 07/31/26	45,000	42,050,390
1.500%, 08/15/26	65,000	60,135,156
1.375%, 08/31/26	11,000	10,135,898
1.625%, 09/30/26	19,000	17,577,227
1.625%, 10/31/26	31,000	28,607,187
2.000%, 11/15/26	35,550	33,080,942
1.500%, 01/31/27	5,000	4,566,602
2.250%, 02/15/27	25,000	23,291,992
1.125%, 02/28/27	27,750	25,021,611
0.625%, 03/31/27	5,000	4,429,492
0.500%, 04/30/27	5,000	4,396,484
2.375%, 05/15/27	161,000	149,755,156
0.500%, 05/31/27	22,000	19,278,359
0.500%, 06/30/27	12,250	10,701,523
0.375%, 07/31/27	3,000	2,599,805
2.250%, 08/15/27	114,400	105,417,813
0.500%, 08/31/27	5,000	4,338,281
0.375%, 09/30/27	5,000	4,305,273
0.500%, 10/31/27	7,000	6,032,852
2.250%, 11/15/27	5,000	4,584,180
0.625%, 11/30/27	5,000	4,315,820
2.750%, 02/15/28	28,750	26,710,547
1.125%, 02/29/28	5,000	4,362,109
1.250%, 03/31/28	5,000	4,372,461
1.250%, 04/30/28	37,000	32,270,937
2.875%, 05/15/28	88,000	81,881,250
1.250%, 06/30/28	13,500	11,716,523
1.000%, 07/31/28	6,000	5,137,969
2.875%, 08/15/28	10,750	9,965,586
1.250%, 09/30/28	25,000	21,536,133
1.375%, 10/31/28	37,875	32,741,162
3.125%, 11/15/28	21,000	19,613,672
2.625%, 02/15/29	130,000	118,289,844
2.375%, 05/15/29	232,500	208,205,566
1.625%, 08/15/29	44,700	38,337,234
4.000%, 10/31/29	23,500	22,679,336
1.750%, 11/15/29	44,250	38,044,629
3.875%, 11/30/29	91,750	87,929,473
3.875%, 12/31/29	86,250	82,621,436
3.500%, 01/31/30	16,000	15,019,375
1.500%, 02/15/30	38,400	32,200,500
4.000%, 02/28/30	38,000	36,607,656
3.625%, 03/31/30	15,000	14,158,008
3.500%, 04/30/30	12,600	11,805,609
0.625%, 05/15/30	152,050	119,674,041
3.750%, 05/31/30	11,500	10,912,871
3.750%, 06/30/30	20,000	18,967,188
4.000%, 07/31/30	22,000	21,149,219

47

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
0.625%, 08/15/30	125,000	$97,470,702
4.625%, 09/30/30	18,500	18,406,777
4.875%, 10/31/30	8,000	8,070,000
4.375%, 11/30/30	8,400	8,239,547
1.250%, 08/15/31	214,250	169,232,392
1.375%, 11/15/31	7,500	5,932,617
2.875%, 05/15/32	16,000	14,058,750
4.500%, 11/15/33	13,000	12,809,063
4.000%, 02/15/34	15,000	14,203,125

TOTAL U.S. TREASURY OBLIGATIONS		4,013,051,229

TOTAL INVESTMENT SECURITIES (Cost $6,033,035,042)		5,456,370,005

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 5.250%	8,533,767	$8,533,767

TOTAL INVESTMENTS — (100.0%) (Cost $6,041,568,809)		$5,464,903,772

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,443,318,776	—	$1,443,318,776
U.S. Treasury Obligations	—	4,013,051,229	—	4,013,051,229
Temporary Cash Investments	$8,533,767	—	—	8,533,767

Total Investments in Securities	$8,533,767	$5,456,370,005	—	$5,464,903,772

See accompanying Notes to Financial Statements.

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (78.0%)
AerCap Ireland Capital
DAC/AerCap Global Aviation Trust
2.875%, 08/14/24		8,200	$8,131,780
3.500%, 01/15/25		4,000	3,932,782
6.500%, 07/15/25		7,102	7,152,884
4.450%, 10/01/25		1,800	1,764,980
1.750%, 01/30/26		16,100	15,000,454
4.450%, 04/03/26		410	400,463
AES Corp.
Ω 3.300%, 07/15/25		400	387,371
1.375%, 01/15/26		8,849	8,194,469
Aetna, Inc.
3.500%, 11/15/24		1,236	1,220,967
AIB Group PLC
1.250%, 05/28/24	EUR	8,303	8,842,996
Alimentation Couche-Tard, Inc.
3.056%, 07/26/24	CAD	24,100	17,417,333
Altria Group, Inc.
2.350%, 05/06/25		5,000	4,835,378
Amcor Flexibles North America, Inc.
4.000%, 05/17/25		16,150	15,825,309
Ameren Corp.
2.500%, 09/15/24		2,575	2,541,992
American Express Co.
2.500%, 07/30/24		8,900	8,829,795
2.250%, 03/04/25		3,080	2,995,301
American Express Co., Floating Rate Note, SOFR + 0.650%, FRN
(r) 5.998%, 11/04/26		30,122	30,201,149
American Express Co., Floating Rate Note, SOFR + 0.720%, FRN (r) 6.068%, 05/03/24		1,232	1,232,018
American Honda Finance Corp.
# 0.550%, 07/12/24		50,000	49,514,955
1.950%, 10/18/24	EUR	1,550	1,638,238
American Honda Finance Corp., Floating Rate Note, SOFR + 0.550%, FRN
(r) 5.899%, 02/12/25		350	350,407

		Face Amount^ (000)	Value†
American Honda Finance Corp., Floating Rate Note, SOFR + 0.600%, FRN
(r) 5.948%, 08/14/25		225	$225,409
American Honda Finance Corp., Floating Rate Note, SOFR + 0.710%, FRN
(r) 6.063%, 01/09/26		2,767	2,778,306
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,079,154
American Tower Corp.
3.375%, 05/15/24		6,200	6,193,849
2.400%, 03/15/25		4,300	4,170,563
4.000%, 06/01/25		7,489	7,354,528
American Water Capital Corp.
3.400%, 03/01/25		1,676	1,645,586
Amgen, Inc.
3.625%, 05/22/24		4,928	4,922,062
Aon Global Ltd.
3.500%, 06/14/24		10,466	10,439,820
APA Infrastructure Ltd.
Ω 4.200%, 03/23/25		12,284	12,087,290
4.200%, 03/23/25		11,334	11,152,503
ArcelorMittal SA
6.125%, 06/01/25		1,000	1,002,131
Arrow Electronics, Inc.
3.250%, 09/08/24		7,895	7,821,551
Arval Service Lease SA
0.875%, 02/17/25	EUR	9,600	10,002,439
Asian Development Bank
0.375%, 06/11/24		13,500	13,425,195
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/16/26		26,800	27,184,580
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	800	481,093
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		6,000	6,031,140
AT&T, Inc.
2.850%, 05/25/24	CAD	19,550	14,177,283

49

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.800%, FRN
(r) 5.149%, 02/05/27	AUD	4,218	$2,740,800
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.830%, FRN
(r) 5.174%, 03/31/26	AUD	3,300	2,148,387
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r) 5.269%, 11/04/25	AUD	7,000	4,564,102
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω 5.914%, 03/18/26		18,706	18,727,886
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.104%, 07/03/25		11,820	11,867,516
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.810%, FRN
(r)Ω 6.164%, 01/18/27		20,000	20,148,480
Banco Santander SA
0.250%, 06/19/24	EUR	800	849,587
3.496%, 03/24/25		4,000	3,923,629
Bank of America Corp.
2.375%, 06/19/24	EUR	5,250	5,590,443
Bank of America Corp., Floating Rate Note, SOFR + 0.410%, FRN
(r) 5.764%, 06/14/24		1,359	1,359,076
Bank of America NA, Floating Rate Note, SOFR + 0.780%, FRN
(r) 6.130%, 08/18/25		420	421,934
Bank of Montreal
0.625%, 07/09/24		400	396,197
2.280%, 07/29/24	CAD	8,750	6,312,280
2.700%, 09/11/24	CAD	10,300	7,416,838
Bank of Montreal, SOFR + 0.620%, FRN
(r) 5.974%, 09/15/26		1,545	1,543,188

		Face Amount^ (000)	Value†
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.359%, 07/17/24	AUD	14,000	$9,076,346
Bank of Montreal, Floating Rate Note, SOFR + 0.710%, FRN
(r) 6.064%, 12/12/24		1,380	1,382,983
Bank of Montreal, Floating Rate Note, SOFR + 1.330%, FRN
(r) 6.683%, 06/05/26		6,000	6,099,000
Bank of New York Mellon Corp.
1.600%, 04/24/25		3,500	3,368,695
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.975%, 04/25/25		670	672,053
Bank of New Zealand
Ω 1.000%, 03/03/26		20	18,405
Bank of Nova Scotia
0.650%, 07/31/24		4,000	3,950,729
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r) 5.736%, 07/31/24		4,284	4,285,795
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r) 5.813%, 01/10/25		1,170	1,171,248
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.900%, FRN
(r) 6.253%, 04/11/25		11,214	11,269,472
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r) 6.444%, 06/12/25		25,933	26,150,604
Banque Federative du Credit Mutuel SA
Ω 2.375%, 11/21/24		2,700	2,650,561
#Ω 0.998%, 02/04/25		2,950	2,846,336
0.998%, 02/04/25		4,400	4,245,383
0.010%, 03/07/25	EUR	10,200	10,548,933
Banque Federative du Credit Mutuel SA, SOFR + 1.130%, FRN
(r)Ω 6.484%, 01/23/27		8,250	8,331,840

50

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω 5.758%, 02/04/25		6,623	$6,623,974
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 1.400%, FRN
(r)Ω 6.754%, 07/13/26		3,850	3,912,167
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	8,754	9,298,365
Δ 0.000%, 01/22/25	EUR	7,800	8,097,564
Barclays PLC
3.650%, 03/16/25		12,419	12,183,749
4.375%, 01/12/26		5,380	5,246,567
BAT Capital Corp.
3.222%, 08/15/24		2,204	2,185,347
2.789%, 09/06/24		940	929,610
BAT International Finance PLC
1.668%, 03/25/26		9,826	9,124,022
Baxter International, Inc.
0.400%, 05/15/24	EUR	6,014	6,410,314
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		2,968	2,951,012
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	988,498
Becton Dickinson & Co.
3.363%, 06/06/24		1,054	1,051,444
Belfius Bank SA
0.010%, 10/15/25	EUR	5,000	5,040,868
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	15,700	16,739,466
BMW U.S. Capital LLC
Ω 0.750%, 08/12/24		6,466	6,378,123
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω 5.969%, 08/11/25		31,650	31,747,648
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.840%, FRN
(r)Ω 6.195%, 04/01/25		1,806	1,814,813
BNG Bank NV
4.750%, 05/22/24		12,808	12,801,178
BNG Bank NV, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 08/05/26		20,000	20,284,654
BNP Paribas SA
1.000%, 06/27/24	EUR	5,083	5,400,007

		Face Amount^ (000)	Value†
1.125%, 08/28/24	EUR	8,000	$8,461,381
Boardwalk Pipelines LP
5.950%, 06/01/26		2,123	2,128,185
Boeing Co.
3.100%, 05/01/26		7,700	7,253,446
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	6,000	6,361,979
# 3.650%, 03/15/25		11,425	11,233,325
BPCE SA
1.000%, 07/15/24	EUR	2,300	2,439,726
Ω 2.375%, 01/14/25		21,027	20,504,331
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r) 5.838%, 02/20/26		10,750	10,788,037
Brixmor Operating Partnership LP
3.850%, 02/01/25		2,651	2,608,544
Brookfield Corp.
4.000%, 01/15/25		39,625	39,151,623
Brown & Brown, Inc.
4.200%, 09/15/24		7,494	7,443,657
CaixaBank SA
0.375%, 02/03/25	EUR	2,300	2,390,473
Campbell Soup Co.
3.950%, 03/15/25		17,000	16,731,392
Canada Government Bonds
1.500%, 05/01/24	CAD	47,800	34,718,498
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	53,500	38,749,755
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	30,000	21,596,557
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r) 5.774%, 10/18/24		3,061	3,063,162
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.940%, FRN
(r) 6.293%, 04/07/25		4,906	4,933,143
Canadian Natural Resources Ltd.
3.550%, 06/03/24	CAD	3,900	2,828,743
3.900%, 02/01/25		5,789	5,709,649
2.050%, 07/15/25		3,809	3,640,029
Capital One Financial Corp.
3.300%, 10/30/24		2,628	2,596,363

51

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
3.200%, 02/05/25		13,412	$13,149,163
Cardinal Health, Inc.
3.079%, 06/15/24		6,000	5,978,930
Carrier Global Corp.
2.242%, 02/15/25		2,200	2,140,361
Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
#(r) 5.804%, 08/11/25		34,000	34,101,832
Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.460%, FRN
#(r) 5.811%, 02/27/26		3,800	3,809,307
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.740%, 05/19/25		6,340	6,349,331
(r)Ω 5.749%, 05/19/25		22,500	22,533,116
Celanese U.S. Holdings LLC
1.400%, 08/05/26		13,998	12,696,617
Cencora, Inc.
3.400%, 05/15/24		4,550	4,545,301
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
#(r) 5.868%, 05/13/26		26,530	26,501,170
Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r) 6.402%, 03/03/27		15,000	15,127,075
Charles Schwab Corp.
3.850%, 05/21/25		9,100	8,944,535
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	8,972	9,359,890
Cigna Group
3.250%, 04/15/25		4,630	4,525,050
Citigroup, Inc.
1.750%, 01/28/25	EUR	4,500	4,728,013
# 3.400%, 05/01/26		2,009	1,927,950
CNA Financial Corp.
3.950%, 05/15/24		26,626	26,610,279
CNH Industrial Capital LLC
3.950%, 05/23/25		16,910	16,567,374
CNO Financial Group, Inc.
5.250%, 05/30/25		11,350	11,254,986
Commerzbank AG
1.750%, 01/22/25	GBP	1,100	1,335,950

		Face Amount^ (000)	Value†
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.750%, FRN
(r) 5.090%, 08/17/26	AUD	2,500	$1,624,498
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.950%, FRN
(r) 5.290%, 08/17/28	AUD	6,500	4,233,887
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 1.020%, FRN
(r) 5.360%, 08/18/27	AUD	7,500	4,898,658
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω 5.984%, 09/12/25		19,900	19,966,187
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 03/13/26		1,800	1,809,288
Conagra Brands, Inc.
4.300%, 05/01/24		6,776	6,776,000
Constellation Energy Generation LLC
3.250%, 06/01/25		40,500	39,446,716
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		45,658	45,342,117
2.625%, 07/22/24		1,000	993,082
1.250%, 01/14/25	GBP	200	242,952
Cooperatieve Rabobank UA, 3M Swap + 0.870%, FRN
(r) 5.206%, 02/26/27	AUD	11,500	7,464,886
Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r) 5.366%, 02/26/29	AUD	2,700	1,751,922
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r) 6.063%, 01/09/26		22,100	22,207,179
(r) 6.063%, 03/05/27		17,750	17,796,771

52

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Cooperatieve Rabobank UA, Floating Rate Note, 3M Swap + 1.180%, FRN
(r) 5.543%, 01/19/28	AUD	8,000	$5,233,935
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.380%, FRN
(r) 5.733%, 01/10/25		1,300	1,300,867
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.900%, FRN
(r) 6.253%, 10/05/26		2,500	2,520,484
Cox Communications, Inc.
Ω 3.850%, 02/01/25		2,000	1,969,868
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	6,195	4,475,619
CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω 6.603%, 03/11/26		1,517	1,543,732
(r) 6.603%, 03/11/26		4,550	4,630,177
Credit Agricole SA
2.375%, 05/20/24	EUR	2,300	2,452,529
1.000%, 09/16/24	EUR	3,000	3,166,691
1.375%, 03/13/25	EUR	400	418,010
1.000%, 09/18/25	EUR	7,000	7,206,086
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω 6.223%, 03/11/27		6,257	6,279,361
Credit Agricole SA, Floating Rate Note, SOFR + 1.290%, FRN
(r)Ω 6.643%, 07/05/26		9,955	10,094,330
Crown Castle, Inc.
3.200%, 09/01/24		7,955	7,883,354
Daimler Truck Finance North America LLC
Ω 3.500%, 04/07/25		37,415	36,656,812
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 12/13/24		5,750	5,763,454
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	7,200	7,503,888
Deutsche Bank AG
0.898%, 05/28/24		3,398	3,386,609
2.625%, 12/16/24	GBP	2,500	3,067,614
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	10,700	11,223,232

		Face Amount^ (000)	Value†
Devon Energy Corp.
5.250%, 09/15/24		6,600	$6,581,420
Dexia SA
Δ 0.000%, 05/29/24	EUR	8,800	9,364,769
0.500%, 01/17/25	EUR	22,400	23,359,582
Diageo Finance PLC
0.500%, 06/19/24	EUR	1,000	1,062,215
1.750%, 09/23/24	EUR	2,600	2,751,070
Discover Bank
3.450%, 07/27/26		1,293	1,221,806
Discover Financial Services
4.500%, 01/30/26		1,502	1,464,061
Discovery Communications LLC
2.500%, 09/20/24	GBP	2,800	3,457,035
3.450%, 03/15/25		1,010	987,043
Dominion Energy, Inc.
3.300%, 03/15/25		2,400	2,349,554
DXC Technology Co.
1.800%, 09/15/26		2,639	2,390,333
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		19,083	18,768,376
Eaton Capital UnLtd Co.
0.750%, 09/20/24	EUR	750	790,605
eBay, Inc.
# 3.450%, 08/01/24		670	666,039
Edison International
3.550%, 11/15/24		1,500	1,481,471
4.950%, 04/15/25		44,815	44,427,525
EDP Finance BV
Ω 3.625%, 07/15/24		6,000	5,972,225
Elevance Health, Inc.
3.500%, 08/15/24		9,505	9,442,843
3.350%, 12/01/24		400	394,712
2.375%, 01/15/25		4,216	4,118,732
Emera U.S. Finance LP
0.833%, 06/15/24		4,270	4,239,806
Enbridge, Inc.
2.500%, 01/15/25		7,500	7,323,908
Enel Finance International NV
5.625%, 08/14/24	GBP	5,250	6,559,679
Energy Transfer LP
4.050%, 03/15/25		13,982	13,768,341
2.900%, 05/15/25		9,845	9,571,251
Equifax, Inc.
2.600%, 12/01/24		6,900	6,772,157
Equinix, Inc.
2.625%, 11/18/24		15,500	15,224,036
ERAC USA Finance LLC
#Ω 3.850%, 11/15/24		20,900	20,683,405

53

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r) 5.544%, 04/14/26		2,078	$2,076,732
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r) 5.649%, 02/16/29		26,430	26,295,822
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.330%, FRN
(r) 5.679%, 02/20/28		23,180	23,190,663
Evergy, Inc.
2.450%, 09/15/24		16,000	15,788,498
Exelon Corp.
3.950%, 06/15/25		2,312	2,266,923
Expedia Group, Inc.
5.000%, 02/15/26		22,491	22,216,971
Experian Finance PLC
2.125%, 09/27/24	GBP	2,000	2,467,392
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	3,700	3,925,898
Fiserv, Inc.
2.750%, 07/01/24		10,986	10,928,061
Flex Ltd.
4.750%, 06/15/25		15,825	15,619,234
3.750%, 02/01/26		31,223	30,098,040
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		2,400	2,348,299
GAS Networks Ireland
0.125%, 12/04/24	EUR	1,700	1,773,330
General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r) 5.914%, 05/05/26		2,899	2,905,776
General Mills, Inc.
4.000%, 04/17/25		4,100	4,035,935
General Motors Financial Co., Inc.
2.750%, 06/20/25		22,533	21,764,036
General Motors Financial Co., Inc., Floating Rate Note, SOFR + 1.350%, FRN
(r) 6.698%, 05/08/27		13,300	13,410,124

		Face Amount^ (000)	Value†
Georgia-Pacific LLC
Ω 0.625%, 05/15/24		16,000	$15,970,011
Ω 3.600%, 03/01/25		2,350	2,310,795
Gilead Sciences, Inc.
3.500%, 02/01/25		6,476	6,374,825
GlaxoSmithKline Capital PLC
3.000%, 06/01/24		7,358	7,341,996
Glencore Funding LLC
Ω 1.625%, 09/01/25		2,244	2,121,303
Ω 1.625%, 04/27/26		9,399	8,678,038
Global Payments, Inc.
1.500%, 11/15/24		6,236	6,095,420
2.650%, 02/15/25		10,900	10,631,111
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	6,600	6,963,227
3.375%, 03/27/25	EUR	3,250	3,453,522
3.750%, 05/22/25		17,519	17,175,335
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	1,000	1,065,709
1.875%, 06/19/25	EUR	4,000	4,182,060
Harley-Davidson Financial Services, Inc.
3.050%, 02/14/27		3,000	2,778,117
Hess Corp.
3.500%, 07/15/24		10,142	10,089,348
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		8,510	8,512,455
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	1,203	1,256,111
Honda Canada Finance, Inc.
2.500%, 06/04/24	CAD	1,600	1,159,394
HOWOGE Wohnungsbaugesellschaft GmbH
Δ 0.000%, 11/01/24	EUR	6,800	7,110,025
HP, Inc.
2.200%, 06/17/25		10,859	10,436,830
HSBC Holdings PLC
6.500%, 05/20/24	GBP	3,000	3,749,745
0.875%, 09/06/24	EUR	9,000	9,502,898
Humana, Inc.
3.850%, 10/01/24		17,000	16,859,475
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
1.375%, 04/14/25	EUR	5,400	5,620,252
ING Groep NV
1.125%, 02/14/25	EUR	4,900	5,119,520

54

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r) 5.523%, 09/16/26		33,290	$33,227,748
Inter-American Development Bank, Floating Rate Note, SOFR + 0.270%, FRN
(r) 5.623%, 03/20/28		11,000	10,959,388
Inter-American Development Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 04/12/27		1,062	1,060,375
Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r) 5.705%, 10/04/27		60,800	60,802,213
(r) 5.705%, 10/05/28		40,300	40,269,806
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	62,621	45,138,612
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.629%, 02/23/27		29,500	29,522,420
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.370%, FRN
(r) 5.723%, 01/12/27		16,000	16,036,491
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.430%, FRN
(r) 5.779%, 08/19/27		61,638	61,908,591
International Business Machines Corp.
3.000%, 05/15/24		12,900	12,887,069
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 03/16/26		3,810	3,815,221

		Face Amount^ (000)	Value†
Interstate Power & Light Co.
# 3.250%, 12/01/24		690	$680,690
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		2,500	2,473,232
ITC Holdings Corp.
3.650%, 06/15/24		3,571	3,560,108
J M Smucker Co.
3.500%, 03/15/25		1,000	981,486
Japan Bank for International Cooperation
1.750%, 10/17/24		1,000	982,594
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.792%, 03/06/26		4,600	4,612,722
John Deere Capital Corp., Floating Rate Note, SOFR + 0.570%, FRN
(r) 5.920%, 03/03/26		2,100	2,110,126
John Deere Capital Corp., Floating Rate Note, SOFR + 0.570%, FRN
(r) 5.920%, 03/03/26		2,100	2,110,126
John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.143%, 06/08/26		33,997	34,310,085
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	7,000	5,042,400
Johnson Controls International PLC
1.375%, 02/25/25	EUR	1,000	1,045,545
JPMorgan Chase & Co.
1.500%, 01/27/25	EUR	4,000	4,198,640
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.975%, 04/29/26		2,100	2,105,176
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 12/08/26		7,700	7,797,223
Juniper Networks, Inc.
1.200%, 12/10/25		19,528	18,152,576
Keurig Dr Pepper, Inc., Floating Rate Note, SOFR + 0.880%, FRN
(r) 6.236%, 03/15/27		15,000	15,103,200
Keysight Technologies, Inc.
4.550%, 10/30/24		11,300	11,249,554
Kinder Morgan Energy Partners LP
4.300%, 05/01/24		7,757	7,757,000
Kinder Morgan, Inc.
4.300%, 06/01/25		5,090	5,016,300

55

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Kommunalbanken AS
1.000%, 12/12/24	GBP	2,420	$2,949,112
4.250%, 07/16/25	AUD	190	122,424
Kommunalbanken AS, Floating Rate Note, SOFR + 0.400%, FRN
#(r)Ω 5.751%,03/03/28		34,000	33,989,172
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω 6.353%, 06/17/26		41,500	42,045,013
(r) 6.353%, 06/17/26		5,200	5,270,356
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 07/15/26		8,900	9,019,972
Laboratory Corp. of America Holdings
3.250%, 09/01/24		5,500	5,450,964
2.300%, 12/01/24		545	534,145
3.600%, 02/01/25		4,900	4,815,086
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25		19,400	19,520,319
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		15,100	14,902,534
2.125%, 05/06/25	EUR	4,500	4,715,633
Leggett & Platt, Inc.
3.800%, 11/15/24		400	395,421
Lennar Corp.
4.750%, 05/30/25		18,642	18,430,054
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	3,650	3,799,809
Lloyds Bank PLC
1.250%, 01/13/25	EUR	1,200	1,257,822
Lloyds Banking Group PLC
2.250%, 10/16/24	GBP	11,171	13,753,475
4.450%, 05/08/25		3,600	3,549,573
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	1,020	1,075,933
Lseg Netherlands BV
Δ 0.000%, 04/06/25	EUR	3,620	3,728,021
Macquarie Bank Ltd.
#Ω 3.231%, 03/21/25		52,000	50,890,534
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r) 4.826%, 12/09/25	AUD	500	323,236

		Face Amount^ (000)	Value†
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.200%, FRN
(r)Ω 6.553%, 12/07/26		1,020	$1,031,116
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.310%, FRN
(r)Ω 6.664%, 03/21/25		600	605,332
Marathon Petroleum Corp.
3.625%, 09/15/24		7,147	7,084,846
4.700%, 05/01/25		12,089	11,966,463
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		36,510	36,431,660
Mercedes-Benz Finance North America LLC
Ω 2.700%, 06/14/24		3,000	2,989,699
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.570%, FRN
(r)Ω 5.925%, 08/01/25		20,450	20,492,413
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.670%, FRN
#(r)Ω 6.023%, 01/09/26		5,700	5,721,509
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω 6.285%, 03/30/25		10,100	10,156,039
Mitsubishi Corp.
3.375%, 07/23/24		5,850	5,814,900
Mitsubishi UFJ Financial Group, Inc.
0.978%, 06/09/24	EUR	1,543	1,641,533
2.801%, 07/18/24		2,219	2,205,378
0.339%, 07/19/24	EUR	9,671	10,242,086
2.193%, 02/25/25		29,785	28,940,908
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	3,835	4,039,181
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	10,500	11,141,913
Morgan Stanley
4.000%, 07/23/25		1,900	1,863,752
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.520%, 10/30/26		1,440	1,460,727

56

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Motability Operations Group PLC
0.875%, 03/14/25	EUR	7,300	$7,595,940
MPLX LP
4.875%, 12/01/24		6,290	6,249,696
4.000%, 02/15/25		1,000	984,496
1.750%, 03/01/26		8,782	8,183,520
National Australia Bank Ltd., 3M Swap + 0.410%, FRN
(r) 4.746%, 08/24/26	AUD	6,300	4,062,361
National Australia Bank Ltd., 3M Swap + 0.850%, FRN
(r) 5.188%, 11/16/26	AUD	27,800	18,093,628
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.470%, FRN
(r) 4.806%, 02/25/25	AUD	10,000	6,484,437
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 5.127%, 05/12/26	AUD	5,221	3,395,056
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.200%, FRN
(r) 5.536%, 11/25/27	AUD	2,100	1,379,287
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
(r)Ω 6.003%, 12/10/25		14,390	14,447,168
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω 6.108%, 05/13/25		2,220	2,227,817
National Bank of Canada
2.545%, 07/12/24	CAD	22,600	16,333,267
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
(r) 5.684%, 10/18/24		3,037	3,038,706
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.047%, 05/07/25		1,392	1,398,008

		Face Amount^ (000)	Value†
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.800%, FRN
(r) 6.148%, 02/05/27		16,700	$16,771,889
Nationwide Building Society
Ω 3.900%, 07/21/25		31,371	30,757,172
1.500%, 10/13/26		782	709,992
NatWest Markets PLC
Ω 0.800%, 08/12/24		950	937,045
Ω 3.479%, 03/22/25		50,000	49,025,067
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	3,700	2,312,209
NextEra Energy Capital Holdings, Inc.
4.200%, 06/20/24		4,000	3,990,923
4.255%, 09/01/24		6,771	6,733,100
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.115%, 01/29/26		19,274	19,321,110
NNN REIT, Inc.
3.900%, 06/15/24		6,418	6,401,620
Nomura Holdings, Inc.
2.648%, 01/16/25		11,228	10,964,296
1.851%, 07/16/25		20,555	19,556,998
1.653%, 07/14/26		13,898	12,709,163
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.095%, 03/19/27		13,438	13,471,810
Nordic Investment Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 05/12/26		11,000	11,153,909
NRW Bank
1.050%, 03/31/26	AUD	5,600	3,373,045
NTT Finance Corp.
Ω 4.142%, 07/26/24		420	418,405
0.010%, 03/03/25	EUR	10,150	10,490,572
Nutrien Ltd.
3.000%, 04/01/25		3,990	3,890,409
Nuveen Finance LLC
Ω 4.125%, 11/01/24		27,200	26,946,223
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		6,273	6,206,041

57

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
ONEOK, Inc.
2.750%, 09/01/24		4,441	$4,393,935
2.200%, 09/15/25		3,160	3,010,070
Oracle Corp.
3.400%, 07/08/24		6,500	6,469,052
2.500%, 04/01/25		7,800	7,572,144
Parker-Hannifin Corp.
2.700%, 06/14/24		4,750	4,732,221
3.650%, 06/15/24		20,000	19,937,022
# 3.300%, 11/21/24		2,130	2,103,076
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 3.450%, 07/01/24		881	877,475
Ω 4.000%, 07/15/25		795	776,848
Ω 4.450%, 01/29/26		3,072	3,000,059
Ω 1.700%, 06/15/26		31,500	28,922,114
PepsiCo, Inc.
2.150%, 05/06/24	CAD	9,720	7,057,865
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.748%, 02/13/26		3,453	3,459,009
Philip Morris International, Inc.
2.875%, 05/01/24		29,112	29,112,000
0.625%, 11/08/24	EUR	2,508	2,631,429
2.750%, 03/19/25	EUR	796	841,116
Phillips 66
3.850%, 04/09/25		5,000	4,913,197
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		13,226	13,078,787
PNC Financial Services Group, Inc.
2.200%, 11/01/24		1,916	1,883,614
PPG Industries, Inc.
1.875%, 06/01/25	EUR	3,250	3,395,503
Principal Financial Group, Inc.
3.400%, 05/15/25		2,000	1,955,280
Province of Ontario
3.500%, 06/02/24	CAD	9,000	6,527,738
Public Service Enterprise Group, Inc.
2.875%, 06/15/24		14,263	14,210,748
Public Storage Operating Co., Floating Rate Note, SOFR + 0.600%, FRN
(r) 5.955%, 07/25/25		3,700	3,713,543
Public Storage Operating Co., Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.054%, 04/16/27		5,000	5,017,325

		Face Amount^ (000)	Value†
PVH Corp.
4.625%, 07/10/25		17,556	$17,246,835
Realty Income Corp.
3.875%, 07/15/24		700	697,563
1.875%, 01/14/27	GBP	2,000	2,264,992
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		13,805	13,743,842
Regie Autonome des Transports Parisiens EPIC
0.375%, 06/15/24	EUR	4,700	4,991,987
Republic of Italy Government International Bonds
0.875%, 05/06/24		5,000	4,996,440
2.375%, 10/17/24		23,379	23,007,695
Reynolds American, Inc.
4.450%, 06/12/25		3,536	3,478,980
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26		10,410	10,476,583
Ross Stores, Inc.
4.600%, 04/15/25		7,200	7,127,152
Royal Bank of Canada
2.352%, 07/02/24	CAD	15,000	10,845,131
0.125%, 07/23/24	EUR	660	698,365
2.609%, 11/01/24	CAD	7,000	5,021,501
0.875%, 01/20/26		16,224	15,042,852
Royal Bank of Canada, SOFR + 0.440%, FRN
(r) 5.794%, 01/21/25		805	805,807
Royal Bank of Canada, Floating Rate Note, SOFR + 0.570%, FRN
(r) 5.925%, 04/27/26		8,500	8,502,234
Royal Bank of Canada, Floating Rate Note, SOFR + 0.840%, FRN
(r) 6.194%, 04/14/25		8,000	8,037,029
Royal Bank of Canada, Floating Rate Note, SOFR + 0.950%, FRN
(r) 6.304%, 01/19/27		3,700	3,732,889
Royalty Pharma PLC
1.200%, 09/02/25		10,303	9,702,582
Ryder System, Inc.
2.500%, 09/01/24		22,467	22,210,291
4.625%, 06/01/25		4,800	4,735,537
4.300%, 06/15/27		283	272,523

58

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Santander Holdings USA, Inc.
3.500%, 06/07/24		5,770	$5,767,821
Schlumberger Finance BV
Δ 0.000%, 10/15/24	EUR	4,473	4,690,766
Sempra
3.300%, 04/01/25		12,987	12,696,010
Shell International Finance BV
1.875%, 09/15/25	EUR	4,500	4,694,992
Sherwin-Williams Co.
3.125%, 06/01/24		10,500	10,473,689
Siemens Financieringsmaatschappij NV
Δ 0.000%, 09/05/24	EUR	1,180	1,242,687
Simon Property Group LP
2.000%, 09/13/24		21,376	21,093,660
3.500%, 09/01/25		11,400	11,101,780
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	900	954,520
Societe Generale SA
Ω 2.625%, 10/16/24		2,000	1,967,565
1.125%, 01/23/25	EUR	100	104,606
Ω 1.375%, 07/08/25		6,600	6,279,889
Ω 4.000%, 01/12/27		4,000	3,802,688
Southwestern Electric Power Co.
1.650%, 03/15/26		21,360	19,869,691
Spectra Energy Partners LP
3.500%, 03/15/25		5,800	5,686,544
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r) 6.193%, 08/03/26		18,500	18,638,606
Statnett SF
0.875%, 03/08/25	EUR	3,500	3,640,567
Steel Dynamics, Inc.
2.800%, 12/15/24		5,189	5,093,527
Stockland Trust
1.625%, 04/27/26	EUR	1,250	1,258,667
Sumitomo Mitsui Financial Group, Inc.
0.465%, 05/30/24	EUR	4,000	4,257,575
2.696%, 07/16/24		13,364	13,280,731
1.546%, 06/15/26	EUR	680	693,188
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, SOFR + 1.300%, FRN
(r) 6.653%, 07/13/26		890	904,490

		Face Amount^ (000)	Value†
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		11,800	$11,500,472
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.120%, FRN
(r)Ω 6.472%, 03/09/26		10,000	10,097,210
Sumitomo Mitsui Trust Bank Ltd., Floating Rate Note, SOFR + 1.150%, FRN
(r)Ω 6.503%, 09/14/26		6,000	6,071,418
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r) 4.825%, 09/15/26	AUD	7,000	4,510,071
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r) 5.192%, 01/25/27	AUD	13,670	8,854,332
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		28,980	29,433,565
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 0.910%, FRN
(r)Ω 6.263%, 06/10/25		7,750	7,789,617
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω 6.604%, 06/15/26		22,350	22,676,310
(r) 6.604%, 06/15/26		13,000	13,189,800
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	1,000	1,246,791
Telenor ASA
2.625%, 12/06/24	EUR	1,000	1,058,994
Telstra Corp. Ltd.
3.125%, 04/07/25		577	563,357
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	2,200	2,320,602
0.125%, 03/01/25	EUR	16,280	16,861,491
Timken Co.
3.875%, 09/01/24		2,579	2,561,036
Toronto-Dominion Bank
1.200%, 06/03/26		31,440	28,805,927
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.590%, FRN
(r) 5.943%, 09/10/26		3,995	3,990,469

59

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.730%, FRN
(r) 6.083%, 04/05/27		9,000	$9,003,690
Toronto-Dominion Bank, Floating Rate Note, SOFR + 1.080%, FRN
#(r) 6.434%, 07/17/26		7,205	7,274,402
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r) 5.346%, 07/10/24	AUD	7,200	4,667,703
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	3,870	4,091,326
0.064%, 01/13/25	EUR	4,000	4,158,368
Toyota Motor Credit Corp.
0.625%, 09/13/24		13,300	13,063,757
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.560%, FRN
(r) 5.913%, 01/10/25		4,600	4,607,708
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.650%, FRN
(r) 6.004%, 03/19/27		4,400	4,410,634
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.890%, FRN
(r) 6.240%, 05/18/26		14,372	14,476,123
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	5,500	5,871,082
Truist Bank
2.150%, 12/06/24		4,400	4,309,922
Truist Financial Corp.
2.500%, 08/01/24		11,086	10,993,828
2.850%, 10/26/24		4,000	3,943,056
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	43,000	30,907,275
U.S. Bancorp
0.850%, 06/07/24	EUR	19,500	20,737,574
UBS AG
0.010%, 03/31/26	EUR	5,320	5,291,391
UBS Group AG
Ω 4.125%, 09/24/25		17,000	16,583,194
# 4.125%, 09/24/25		21,000	20,485,122
4.125%, 04/15/26		4,000	3,873,033
Ω 4.125%, 04/15/26		2,700	2,614,297
Unedic Asseo
2.375%, 05/25/24	EUR	2,400	2,558,223

		Face Amount^ (000)	Value†
Unilever Capital Corp.
2.600%, 05/05/24		575	$574,767
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r) 4.683%, 05/20/24	AUD	2,500	1,619,483
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	16,500	11,966,680
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	11,076	11,700,692
3.950%, 06/15/26		6,500	6,233,357
Ventas Realty LP
3.750%, 05/01/24		10,732	10,732,000
2.650%, 01/15/25		5,000	4,885,293
3.500%, 02/01/25		5,900	5,793,083
VeriSign, Inc.
5.250%, 04/01/25		750	746,898
Verizon Communications, Inc.
3.376%, 02/15/25		3,000	2,946,833
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		10,629	10,705,634
VF Corp.
# 2.400%, 04/23/25		4,636	4,471,882
Viatris, Inc.
1.650%, 06/22/25		1,120	1,066,880
Volkswagen Financial Services AG
Δ 0.000%, 02/12/25	EUR	9,900	10,253,927
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	1,700	2,113,529
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		1,000	987,921
Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω 6.284%, 09/12/25		2,000	2,011,072
Volkswagen Leasing GmbH
Δ 0.000%, 07/19/24	EUR	13,260	14,029,380
Volvo Treasury AB
0.125%, 09/17/24	EUR	500	526,093
VW Credit Canada, Inc.
2.850%, 09/26/24	CAD	7,400	5,322,528
Wells Fargo & Co.
2.125%, 06/04/24	EUR	2,000	2,130,632
3.000%, 02/19/25		9,300	9,099,033
1.625%, 06/02/25	EUR	1,000	1,040,429

60

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.407%, 08/07/26		1,310	$1,324,709
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.070%, FRN
(r) 6.423%, 12/11/26		560	567,580
Welltower OP LLC
4.000%, 06/01/25		400	392,310
Wendel SE
1.375%, 04/26/26	EUR	2,000	2,033,295
Western Union Co.
1.350%, 03/15/26		55,086	50,666,120
Westpac Banking Corp.
4.125%, 06/04/26	AUD	1,500	955,467
Westpac Banking Corp., 3M Swap + 0.700%, FRN
(r) 5.112%, 01/25/27	AUD	21,700	14,059,094
Westpac Banking Corp., 3M Swap + 0.750%, FRN
(r) 5.097%, 08/10/26	AUD	34,700	22,540,628
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r) 5.044%, 03/17/25	AUD	25,200	16,369,577
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.750%, FRN
(r) 5.088%, 02/16/26	AUD	9,000	5,850,842
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.800%, FRN
(r) 5.147%, 08/11/25	AUD	8,000	5,205,283
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.230%, FRN
(r) 5.577%, 11/11/27	AUD	5,000	3,285,715
Williams Cos., Inc.
4.550%, 06/24/24		25,800	25,748,275
3.900%, 01/15/25		9,993	9,860,263
Willis North America, Inc.
3.600%, 05/15/24		15,034	15,020,768
WP Carey, Inc.
4.000%, 02/01/25		6,000	5,918,870
WRKCo, Inc.
3.000%, 09/15/24		13,485	13,338,594
3.750%, 03/15/25		400	393,304

TOTAL BONDS			4,469,141,065

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (11.5%)
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25	222,000	$222,256,940
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26	201,500	201,942,627
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25	90,000	90,094,923
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25	142,000	142,163,016

TOTAL U.S. TREASURY OBLIGATIONS		656,457,506

COMMERCIAL PAPER — (9.5%)
AT&T, Inc.
Ω 5.656%, 06/26/24	13,000	12,887,059
Banco Santander SA
Ω 5.841%, 05/14/24	24,000	23,949,870
BASF SE
Ω 5.563%, 06/12/24	8,000	7,948,288
Ω 5.582%, 07/08/24	16,000	15,833,480
Ω 5.614%, 07/30/24	1,550	1,528,728
Bayer Corp.
Ω 5.738%, 07/08/24	2,000	1,978,204
Ω 5.739%, 07/09/24	1,700	1,681,202
BP Capital Markets PLC
Ω 5.565%, 06/24/24	8,500	8,429,421
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	15,000	14,920,503
Canadian National Railway Co.
Ω 5.572%, 05/10/24	25,000	24,962,829
Ω 5.552%, 05/15/24	5,000	4,988,840
Ω 5.607%, 08/27/24	20,500	20,137,328
Cisco Systems, Inc.
Ω 5.483%, 06/05/24	30,250	30,086,741
Ω 5.469%, 06/06/24	12,500	12,430,662
Cooperatieve Rabobank UA
5.618%, 06/04/24	10,000	9,948,686
Dominion Energy, Inc.
Ω 5.721%, 05/16/24	6,500	6,484,212

61

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
EIDP, Inc.
Ω 5.617%, 05/10/24	5,000	$4,992,357
Ω 5.610%, 05/23/24	9,500	9,466,620
Ω 5.637%, 06/17/24	10,000	9,926,613
Ω 5.639%, 06/20/24	17,500	17,365,059
Ω 5.689%, 06/28/24	1,500	1,487,019
Ω 5.632%, 08/13/24	7,000	6,890,199
Ω 5.622%, 09/03/24	5,020	4,923,822
Enbridge U.S., Inc.
Ω 5.692%, 05/06/24	4,000	3,996,314
Enel Finance America LLC
Ω 5.651%, 06/05/24	5,400	5,370,106
Entergy Corp.
Ω 5.706%, 06/13/24	6,000	5,959,085
ERP Operating LP
Ω 5.663%, 05/30/24	10,000	9,953,583
Harley-Davidson Financial Services, Inc.
Ω 6.183%, 05/28/24	6,000	5,973,364
HSBC USA, Inc.
Ω 5.863%, 06/06/24	10,000	9,944,010
Ω 6.014%, 06/07/24	15,000	14,913,751
Ω 5.626%, 07/03/24	7,000	6,931,431
Keurig Dr Pepper, Inc.
Ω 5.687%, 06/26/24	10,000	9,912,014
L3Harris Technologies, Inc.
Ω 5.713%, 05/29/24	3,000	2,986,646
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.526%, 08/14/24	25,000	24,607,702
Ω 5.546%, 09/20/24	28,000	27,410,003
National Securities Clearing Corp.
Ω 5.772%, 05/13/24	10,000	9,980,770
NextEra Energy Capital Holdings, Inc.
Ω 5.666%, 06/05/24	3,458	3,438,725
PSP Capital, Inc.
Ω 5.731%, 05/13/24	10,000	9,980,797

		Face Amount^ (000)	Value†
Rogers Communications, Inc.
Ω 5.821%, 05/02/24		18,000	$17,994,577
Sanofi SA
Ω 5.469%, 07/10/24		25,000	24,736,347
Telstra Group Ltd.
Ω 5.675%, 05/01/24		6,900	6,898,974
Ω 5.611%, 07/19/24		29,025	28,663,370
TELUS Corp.
Ω 5.704%, 05/15/24		10,454	10,430,134
Verizon Communications, Inc.
Ω 5.604%, 05/28/24		6,600	6,571,470
Ω 5.617%, 06/04/24		4,275	4,251,836
Ω 5.650%, 06/18/24		20,000	19,848,027
Walt Disney Co.
Ω 5.886%, 05/01/24		22,500	22,496,643

TOTAL COMMERCIAL PAPER (Cost$546,571,314)			546,497,421

FOREIGN SOVEREIGN OBLIGATIONS — (0.3%)
Canada Treasury Bills
∞ 4.984%, 05/23/24	CAD	25,200	18,248,560

TOTAL INVESTMENT SECURITIES (Cost $5,745,329,649)			5,690,344,552

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund		3,716,305	42,990,220

TOTAL INVESTMENTS — (100.0%) (Cost $5,788,319,869)			$5,733,334,772

As of April 30, 2024, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,795,464	AUD	10,446,380	Bank of New York Mellon	05/02/24	$ 28,298
USD	65,660,940	CAD	88,882,266	Morgan Stanley and Co. International	05/02/24	1,095,724
USD	40,134,995	AUD	61,523,714	UBS AG	05/02/24	279,925
USD	8,753,594	GBP	6,918,175	Bank of New York Mellon	05/07/24	108,790

62

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	32,019,243	AUD	48,456,869	Societe Generale	05/07/24	$624,169
USD	7,564,554	AUD	11,598,802	State Street Bank and Trust	05/07/24	49,722
USD	45,705,755	GBP	35,990,229	Bank of New York Mellon	05/13/24	731,781
GBP	757,598	USD	943,595	Citibank, N.A.	05/13/24	3,112
GBP	6,876,619	USD	8,551,699	Morgan Stanley and Co. International	05/13/24	41,436
USD	66,836,524	EUR	62,211,717	Societe Generale	05/13/24	418,069
USD	47,908,660	AUD	73,817,664	Societe Generale	05/16/24	69,365
USD	15,692,043	AUD	24,159,092	Morgan Stanley and Co. International	05/31/24	28,035
USD	47,025,353	AUD	71,970,094	State Street Bank and Trust	05/31/24	362,171
USD	48,358,312	EUR	44,847,518	State Street Bank and Trust	07/01/24	378,268
USD	62,778,550	EUR	58,002,963	State Street Bank and Trust	07/02/24	721,414
USD	61,850,545	EUR	56,778,343	Bank of America Corp.	07/03/24	1,100,923
EUR	12,329,511	USD	13,174,706	Morgan Stanley and Co. International	07/03/24	17,174
EUR	13,289,110	USD	14,203,931	Royal Bank of Scotland	07/03/24	14,667
USD	40,749,847	EUR	37,475,393	State Street Bank and Trust	07/03/24	653,292
USD	17,722,207	EUR	16,460,124	Morgan Stanley and Co. International	07/10/24	105,112
USD	61,601,324	CAD	84,529,583	UBS AG	07/12/24	125,562
USD	64,773,509	EUR	60,465,065	Bank of America Corp.	07/17/24	37,476
USD	67,889,045	CAD	93,247,592	State Street Bank and Trust	07/17/24	66,818
USD	61,407,066	CAD	84,139,508	Citibank, N.A.	07/19/24	207,257
USD	59,142,173	EUR	54,961,739	Australia and New Zealand Bank	07/24/24	279,166
USD	60,157,371	CAD	82,041,413	State Street Bank and Trust	07/25/24	477,166
USD	65,405,223	CAD	89,427,436	State Street Bank and Trust	07/29/24	347,428

Total Appreciation						$8,372,320
CAD	88,882,266	USD	64,910,889	State Street Bank and Trust	05/02/24	$(345,673)
AUD	71,970,094	USD	46,984,237	State Street Bank and Trust	05/02/24	(362,000)
USD	23,499,834	AUD	36,282,275	Societe Generale	05/07/24	(7,353)
EUR	2,116,231	USD	2,304,015	State Street Bank and Trust	05/13/24	(44,685)
EUR	10,545,655	USD	11,376,638	UBS AG	07/03/24	(93,383)
USD	24,544,276	EUR	22,947,476	Morgan Stanley and Co. International	07/11/24	(17,296)
USD	49,136,625	EUR	45,940,623	Bank of America Corp.	07/12/24	(37,674)

Total (Depreciation)						$(908,064)

Total Appreciation (Depreciation)						$7,464,256

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$4,469,141,065	—	$4,469,141,065
U.S. Treasury Obligations	—	656,457,506	—	656,457,506
Commercial Paper.	—	546,497,421	—	546,497,421
Foreign Sovereign Obligations	—	18,248,560	—	18,248,560
Securities Lending Collateral	—	42,990,220	—	42,990,220

Total Investments in Securities	—	$5,733,334,772	—	$5,733,334,772

63

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$8,372,320	—	$8,372,320
Liabilities
Forward Currency Contracts**	—	(908,064)	—	(908,064)

Total Financial Instruments	—	$7,464,256	—	$7,464,256

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

64

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (0.4%)
Federal National Mortgage Association
0.375%, 08/25/25		5,750	$5,401,219

BONDS — (92.8%)
3M Co.
# 2.375%, 08/26/29		6,900	5,917,659
7-Eleven, Inc.
Ω 1.800%, 02/10/31		5,000	3,923,180
Ω 2.500%, 02/10/41		5,454	3,491,606
AbbVie, Inc.
4.050%, 11/21/39		3,000	2,541,707
4.400%, 11/06/42		1,000	861,874
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400%, 10/29/33		4,000	3,256,688
3.850%, 10/29/41		2,000	1,507,181
Aetna, Inc.
6.750%, 12/15/37		1,000	1,066,226
Affiliated Managers Group, Inc.
3.300%, 06/15/30		5,200	4,532,337
Aflac, Inc.
6.450%, 08/15/40		2,300	2,430,746
African Development Bank
3.300%, 07/27/27	AUD	7,300	4,531,627
3.350%, 08/08/28	AUD	4,300	2,636,068
Aker BP ASA
Ω 4.000%, 01/15/31		1,000	891,290
Ω 6.000%, 06/13/33		4,000	3,991,599
Alabama Power Co.
3.850%, 12/01/42		650	509,900
Albemarle Corp.
# 5.050%, 06/01/32		2,000	1,875,384
Alimentation Couche-Tard, Inc.
Ω 3.439%, 05/13/41		650	475,378
Allegion PLC
3.500%, 10/01/29		3,800	3,432,882
Allstate Corp.
5.350%, 06/01/33		1,900	1,875,967
4.500%, 06/15/43		4,470	3,751,718
Altria Group, Inc.
3.400%, 05/06/30		2,100	1,863,178
2.450%, 02/04/32		6,600	5,210,496
4.500%, 05/02/43		900	723,204

		Face Amount^ (000)	Value†
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		375	$313,116
Amdocs Ltd.
2.538%, 06/15/30		1,600	1,337,708
American Electric Power Co., Inc.
5.625%, 03/01/33		400	390,997
American Express Co.
4.050%, 12/03/42		6,000	4,985,863
American Tower Corp.
4.125%, 05/16/27	EUR	2,000	2,143,421
5.650%, 03/15/33		400	394,055
5.550%, 07/15/33		400	390,640
Amgen, Inc.
2.300%, 02/25/31		3,413	2,814,182
4.950%, 10/01/41		1,200	1,088,029
Amphenol Corp.
2.800%, 02/15/30		5,600	4,895,271
Analog Devices, Inc.
2.800%, 10/01/41		1,500	1,033,342
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/39		4,695	4,615,588
ANZ New Zealand International Ltd.
Ω 3.450%, 07/17/27		1,000	937,944
Aon Corp.
3.750%, 05/02/29		9,775	9,041,825
Appalachian Power Co.
7.000%, 04/01/38		1,200	1,284,811
Apple, Inc.
3.350%, 02/09/27		6,000	5,732,062
2.200%, 09/11/29		5,000	4,344,693
3.850%, 05/04/43		5,500	4,506,910
ArcelorMittal SA
# 4.250%, 07/16/29		2,447	2,298,669
6.800%, 11/29/32		5,000	5,206,911
Arizona Public Service Co.
2.200%, 12/15/31		7,500	5,936,989
Arrow Electronics, Inc.
3.875%, 01/12/28		5,330	5,012,417
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		2,000	1,587,760
Ω 5.500%, 08/11/32		4,600	4,410,560
Asian Development Bank
3.400%, 09/10/27	AUD	4,800	2,998,177
4.250%, 01/17/28	AUD	5,000	3,202,100

65

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Asian Infrastructure Investment Bank
1.900%, 01/18/27	AUD	2,000	$1,200,788
Assurant, Inc.
2.650%, 01/15/32		6,000	4,799,258
AT&T, Inc.
4.500%, 05/15/35		2,000	1,795,642
4.900%, 08/15/37		2,000	1,818,321
4.850%, 03/01/39		1,000	890,937
Australia & New Zealand Banking Group Ltd.
5.350%, 11/04/27	AUD	24,800	16,243,381
4.500%, 03/31/28	AUD	9,200	5,850,475
4.950%, 09/11/28	AUD	6,425	4,147,200
AutoNation, Inc.
1.950%, 08/01/28		3,000	2,555,353
2.400%, 08/01/31		3,000	2,352,299
AutoZone, Inc.
5.200%, 08/01/33		400	388,203
AvalonBay Communities, Inc.
2.450%, 01/15/31		3,000	2,510,337
Avnet, Inc.
3.000%, 05/15/31		8,245	6,673,060
AXIS Specialty Finance PLC
4.000%, 12/06/27		4,280	4,053,896
Baker Hughes Holdings LLC
5.125%, 09/15/40		6,000	5,634,667
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.138%, 11/07/29		2,000	1,784,981
Banco Santander SA
3.800%, 02/23/28		5,800	5,398,428
3.490%, 05/28/30		600	526,953
Bank of America Corp.
7.000%, 07/31/28	GBP	5,000	6,644,421
5.875%, 02/07/42		3,636	3,718,016
Bank of Nova Scotia
2.450%, 02/02/32		6,800	5,461,756
5.650%, 02/01/34		2,000	1,989,548
Banque Federative du Credit Mutuel SA
5.375%, 05/25/28	GBP	3,000	3,756,436
Barclays PLC
3.250%, 02/12/27	GBP	3,000	3,513,078
BAT Capital Corp.
4.906%, 04/02/30		8,600	8,235,610
4.390%, 08/15/37		1,200	985,029
Bayer U.S. Finance II LLC
Ω 4.375%, 12/15/28		1,500	1,395,481

		Face Amount^ (000)	Value†
Berkshire Hathaway Energy Co.
5.950%, 05/15/37		6,000	$5,987,791
BHP Billiton Finance USA Ltd.
5.000%, 09/30/43		3,919	3,573,514
Black Hills Corp.
4.350%, 05/01/33		8,837	7,791,629
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30		4,000	3,777,657
BNG Bank NV
3.500%, 07/19/27	AUD	1,980	1,235,892
3.300%, 07/17/28	AUD	1,500	918,051
BNP Paribas SA
Ω 3.500%, 11/16/27		8,631	8,016,977
Boardwalk Pipelines LP
3.600%, 09/01/32		150	126,635
Boeing Co.
2.950%, 02/01/30		1,800	1,512,519
6.125%, 02/15/33		3,335	3,262,277
3.600%, 05/01/34		2,600	2,060,274
3.250%, 02/01/35		300	226,024
BP Capital Markets America, Inc.
3.060%, 06/17/41		5,400	3,879,804
BPCE SA
Ω 2.700%, 10/01/29		2,000	1,734,287
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		4,035	3,984,062
Bristol-Myers Squibb Co.
4.125%, 06/15/39		2,750	2,324,828
2.350%, 11/13/40		1,200	775,959
3.550%, 03/15/42		4,000	3,048,291
Brixmor Operating Partnership LP
2.500%, 08/16/31		1,833	1,468,227
Broadcom, Inc.
Ω 2.450%, 02/15/31		400	328,745
Ω 4.150%, 04/15/32		400	360,153
4.300%, 11/15/32		2,800	2,550,619
Ω 3.419%, 04/15/33		600	503,875
Ω 3.137%, 11/15/35		4,900	3,802,635
Brookfield Finance, Inc.
4.350%, 04/15/30		2,000	1,867,944
2.724%, 04/15/31		4,000	3,333,020
Brown & Brown, Inc.
4.200%, 03/17/32		400	355,949
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,041	1,929,888
Canadian Imperial Bank of Commerce
3.600%, 04/07/32		2,000	1,749,143

66

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
Canadian Natural Resources Ltd.
5.850%, 02/01/35		2,000	$1,954,024
6.250%, 03/15/38		2,400	2,419,102
Carrier Global Corp.
3.377%, 04/05/40		3,211	2,407,812
CBRE Services, Inc.
5.950%, 08/15/34		787	782,508
CenterPoint Energy Resources Corp.
5.850%, 01/15/41		3,000	2,987,173
CF Industries, Inc.
5.150%, 03/15/34		1,700	1,604,719
Charles Schwab Corp.
2.750%, 10/01/29		3,000	2,646,418
Choice Hotels International, Inc.
3.700%, 12/01/29		1,040	917,032
Cigna Group
4.375%, 10/15/28		4,600	4,399,216
2.400%, 03/15/30		3,360	2,832,806
3.200%, 03/15/40		1,470	1,062,384
Citigroup, Inc.
8.125%, 07/15/39		4,866	5,939,213
5.875%, 01/30/42		4,000	4,039,169
CNO Financial Group, Inc.
5.250%, 05/30/29		3,750	3,605,063
Comcast Corp.
7.050%, 03/15/33		3,437	3,781,778
4.400%, 08/15/35		3,250	2,929,119
3.900%, 03/01/38		1,300	1,077,150
Commonwealth Bank of Australia
2.400%, 01/14/27	AUD	5,000	3,030,053
4.400%, 08/18/27	AUD	2,000	1,272,850
5.000%, 01/13/28	AUD	18,450	11,947,610
Conagra Brands, Inc.
5.300%, 11/01/38		7,600	6,961,192
ConocoPhillips
5.900%, 10/15/32		4,800	5,020,656
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38		1,300	1,415,405
5.500%, 12/01/39		1,400	1,350,099
5.700%, 06/15/40		294	285,723
3.950%, 03/01/43		500	392,590
Constellation Energy Generation LLC
5.800%, 03/01/33		400	399,801
# 5.600%, 06/15/42		568	534,114
Corebridge Financial, Inc.
3.900%, 04/05/32		800	697,914
4.350%, 04/05/42		8,000	6,413,915

	Face Amount^ (000)	Value†
Cox Communications, Inc.
Ω 4.800%, 02/01/35	3,797	$3,398,630
Ω 4.700%, 12/15/42	1,000	802,568
CRH America Finance, Inc.
Ω 3.950%, 04/04/28	1,280	1,215,815
Crown Castle, Inc.
2.900%, 04/01/41	1,000	669,498
CSX Corp.
5.200%, 11/15/33	1,000	986,259
4.750%, 05/30/42	968	860,611
CVS Health Corp.
4.780%, 03/25/38	5,000	4,402,420
Danske Bank AS
Ω 4.375%, 06/12/28	6,000	5,674,083
Dell International LLC/EMC Corp.
3.375%, 12/15/41	5,000	3,565,137
Devon Energy Corp.
5.600%, 07/15/41	800	739,866
4.750%, 05/15/42	8,000	6,654,149
Diageo Capital PLC
2.375%, 10/24/29	5,500	4,759,914
Dominion Energy, Inc.
4.900%, 08/01/41	6,755	5,859,807
Dow Chemical Co.
5.250%, 11/15/41	8,400	7,617,307
Duke Energy Corp.
3.300%, 06/15/41	400	283,947
DuPont de Nemours, Inc.
5.319%, 11/15/38	7,000	6,635,187
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32	500	396,721
DXC Technology Co.
2.375%, 09/15/28	5,000	4,264,708
Eagle Materials, Inc.
2.500%, 07/01/31	600	491,609
Eastman Chemical Co.
4.800%, 09/01/42	3,305	2,789,349
Edison International
6.950%, 11/15/29	5,000	5,250,333
Elevance Health, Inc.
4.101%, 03/01/28	466	446,226
2.250%, 05/15/30	3,616	3,019,168
5.950%, 12/15/34	1,200	1,223,316
Enel Finance International NV
Ω 3.500%, 04/06/28	4,000	3,705,459
Enterprise Products Operating LLC
6.875%, 03/01/33	2,035	2,216,713
6.650%, 10/15/34	1,500	1,617,013
5.950%, 02/01/41	2,049	2,074,052
5.700%, 02/15/42	1,270	1,246,205

67

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
4.850%, 08/15/42		400	$355,988
4.450%, 02/15/43		1,000	841,323
Equinix, Inc.
3.900%, 04/15/32		400	353,769
ERAC USA Finance LLC
Ω 5.625%, 03/15/42		1,851	1,804,015
ERP Operating LP
1.850%, 08/01/31		2,000	1,586,511
Estee Lauder Cos., Inc.
2.600%, 04/15/30		145	125,046
European Investment Bank
3.300%, 02/03/28	AUD	1,931	1,196,403
Eversource Energy
5.125%, 05/15/33		400	377,227
Exelon Corp.
5.625%, 06/15/35		400	391,318
Expedia Group, Inc.
3.250%, 02/15/30		53	46,752
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		1,500	1,401,250
5.625%, 08/16/32		950	922,130
FedEx Corp.
4.900%, 01/15/34		3,588	3,413,933
Fidelity National Financial, Inc.
3.400%, 06/15/30		8,900	7,712,212
2.450%, 03/15/31		1,000	797,706
Fidelity National Information Services, Inc.
5.100%, 07/15/32		3,500	3,395,137
3.100%, 03/01/41		1,000	696,099
First American Financial Corp.
2.400%, 08/15/31		3,010	2,326,482
Flex Ltd.
4.875%, 06/15/29		2,389	2,291,279
4.875%, 05/12/30		2,500	2,373,890
Flowserve Corp.
2.800%, 01/15/32		9,600	7,707,182
FMC Corp.
# 5.650%, 05/18/33		3,500	3,355,210
FMR LLC
Ω 4.950%, 02/01/33		8,555	8,012,106
Fortune Brands Innovations, Inc.
# 3.250%, 09/15/29		3,900	3,478,947
5.875%, 06/01/33		400	398,027
Fox Corp.
5.476%, 01/25/39		5,600	5,128,963
GATX Corp.
3.500%, 06/01/32		1,050	890,738
5.450%, 09/15/33		500	479,762

		Face Amount^ (000)	Value†
General Motors Co.
5.000%, 04/01/35		1,350	$1,236,320
General Motors Financial Co., Inc.
5.850%, 04/06/30		8,000	7,973,728
Georgia-Pacific LLC
7.750%, 11/15/29		4,760	5,318,910
Gilead Sciences, Inc.
2.600%, 10/01/40		5,786	3,872,114
Glencore Funding LLC
Ω 2.850%, 04/27/31		5,600	4,643,032
Ω 2.625%, 09/23/31		400	323,871
Global Payments, Inc.
4.450%, 06/01/28		1,071	1,021,549
Goldman Sachs Group, Inc.
6.125%, 02/15/33		6,200	6,455,958
6.250%, 02/01/41		1,200	1,253,195
Halliburton Co.
6.700%, 09/15/38		5,400	5,812,971
7.450%, 09/15/39		1,000	1,156,782
Harley-Davidson Financial Services, Inc.
Ω 3.050%, 02/14/27		7,460	6,908,250
HCA, Inc.
5.500%, 06/01/33		5,000	4,857,371
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		350	289,468
Healthcare Realty Holdings LP
2.000%, 03/15/31		400	308,876
Helmerich & Payne, Inc.
2.900%, 09/29/31		3,600	2,925,042
Hess Corp.
5.600%, 02/15/41		3,000	2,918,655
Home Depot, Inc.
5.875%, 12/16/36		2,000	2,073,009
3.300%, 04/15/40		8,400	6,375,675
Honeywell International, Inc.
5.700%, 03/15/37		2,000	2,031,863
Hongkong & Shanghai Banking Corp. Ltd.
5.100%, 03/03/28	AUD	3,670	2,371,589
Host Hotels & Resorts LP
3.375%, 12/15/29		1,101	961,032
HP, Inc.
# 5.500%, 01/15/33		1,000	984,843
HSBC Holdings PLC
4.950%, 03/31/30		3,556	3,433,425
# 6.100%, 01/14/42		1,200	1,244,104

68

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
4.000%, 02/01/27	EUR	2,000	$2,125,078
Indiana Michigan Power Co.
6.050%, 03/15/37		1,384	1,391,430
ING Groep NV
3.950%, 03/29/27		6,550	6,257,067
4.550%, 10/02/28		206	198,213
Intel Corp.
4.600%, 03/25/40		4,200	3,712,643
2.800%, 08/12/41		3,000	2,021,678
# 4.250%, 12/15/42		1,500	1,220,006
5.625%, 02/10/43		3,050	2,964,501
Inter-American Development Bank
3.100%, 02/22/28	AUD	2,000	1,227,477
Inter-American Investment Corp.
2.300%, 02/17/27	AUD	1,500	902,865
Intercontinental Exchange, Inc.
2.650%, 09/15/40		7,000	4,771,970
International Business Machines Corp.
# 3.300%, 01/27/27		126	119,333
3.500%, 05/15/29		29	26,690
4.150%, 05/15/39		3,300	2,760,545
2.850%, 05/15/40		6,000	4,166,088
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		9,500	6,462,651
Interstate Power & Light Co.
2.300%, 06/01/30		2,228	1,855,066
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		4,000	3,720,519
Ω 4.000%, 09/23/29		1,500	1,359,669
Invitation Homes Operating Partnership LP
5.500%, 08/15/33		1,000	966,658
Jabil, Inc.
3.600%, 01/15/30		3,995	3,535,683
3.000%, 01/15/31		5,767	4,825,184
Jackson Financial, Inc.
# 5.670%, 06/08/32		2,000	1,968,082
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		3,398	3,341,136
Japan Government Five Year Bonds
0.200%, 12/20/27	JPY	1,600,000	10,091,621

		Face Amount^ (000)	Value†
Jefferies Financial Group, Inc.
2.625%, 10/15/31		7,900	$6,278,146
Johnson & Johnson
1.300%, 09/01/30		2,825	2,275,942
# 4.375%, 12/05/33		4,334	4,173,035
3.400%, 01/15/38		2,000	1,636,957
2.100%, 09/01/40		11,000	7,169,543
JPMorgan Chase & Co.
5.500%, 10/15/40		8,700	8,572,192
Juniper Networks, Inc.
3.750%, 08/15/29		7,000	6,389,152
Kellanova
7.450%, 04/01/31		700	770,533
Kemper Corp.
3.800%, 02/23/32		2,227	1,835,532
Kimco Realty OP LLC
4.600%, 02/01/33		2,500	2,288,093
Kinder Morgan Energy Partners LP
6.500%, 09/01/39		1,565	1,577,417
Kinder Morgan, Inc.
7.750%, 01/15/32		400	442,871
5.300%, 12/01/34		5,000	4,778,288
Kommunalbanken AS
3.000%, 12/09/26	AUD	1,000	621,095
4.350%, 01/18/28	AUD	8,300	5,310,828
Kraft Heinz Foods Co.
5.000%, 06/04/42		5,000	4,465,753
Kroger Co.
7.500%, 04/01/31		6,725	7,493,710
Landwirtschaftliche Rentenbank
4.000%, 01/19/28	AUD	2,360	1,496,115
Lazard Group LLC
4.500%, 09/19/28		7,000	6,663,863
Lear Corp.
3.500%, 05/30/30		3,595	3,171,329
Legg Mason, Inc.
5.625%, 01/15/44		1,080	1,040,390
Leggett & Platt, Inc.
# 4.400%, 03/15/29		6,200	5,662,445
Lincoln National Corp.
3.400%, 01/15/31		50	42,802
3.400%, 03/01/32		4,555	3,807,417
6.300%, 10/09/37		1,000	986,144
Lloyds Banking Group PLC
4.375%, 03/22/28		4,000	3,813,289
Loews Corp.
6.000%, 02/01/35		1,900	1,964,544
4.125%, 05/15/43		3,000	2,428,839
LSEGA Financing PLC
Ω 2.500%, 04/06/31		1,500	1,236,439
Ω 3.200%, 04/06/41		2,700	1,950,177

69

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
LYB International Finance III LLC
3.375%, 10/01/40		9,500	$6,814,417
Markel Group, Inc.
3.350%, 09/17/29		7,000	6,238,659
Marriott International, Inc.
# 2.750%, 10/15/33		3,000	2,363,297
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33		2,500	2,581,134
Merck & Co., Inc.
2.350%, 06/24/40		3,000	2,006,154
MetLife, Inc.
# 6.500%, 12/15/32		300	322,138
5.700%, 06/15/35		7,200	7,260,890
Micron Technology, Inc.
# 4.663%, 02/15/30		4,334	4,127,053
5.875%, 02/09/33		400	402,126
5.875%, 09/15/33		1,000	1,004,435
3.366%, 11/01/41		3,200	2,271,047
Microsoft Corp.
# 3.500%, 02/12/35		8,000	7,071,469
4.200%, 11/03/35		3,750	3,512,741
Mississippi Power Co.
4.250%, 03/15/42		1,200	964,977
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	7,140,940
3.751%, 07/18/39		3,200	2,606,473
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,480,129
Morgan Stanley
7.250%, 04/01/32		3,334	3,719,661
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	5,663,252
5.600%, 06/01/32		1,511	1,502,836
MPLX LP
4.500%, 04/15/38		5,610	4,794,318
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	11,550	7,467,643
4.400%, 05/12/28	AUD	6,210	3,929,900
5.400%, 11/16/28	AUD	800	525,578
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,712,929
NatWest Markets PLC
5.899%, 08/23/28	AUD	7,500	4,916,344
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	7,300	4,561,926
3.450%, 07/17/28	AUD	10,000	6,159,014
NetApp, Inc.
2.700%, 06/22/30		3,600	3,052,926

		Face Amount^ (000)	Value†
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	2,000	$1,289,946
Newmont Corp.
5.875%, 04/01/35		5,000	5,056,397
4.875%, 03/15/42		3,000	2,688,459
NiSource, Inc.
5.950%, 06/15/41		525	515,259
Nomura Holdings, Inc.
3.103%, 01/16/30		7,625	6,608,690
2.679%, 07/16/30		2,000	1,667,622
2.999%, 01/22/32		400	328,094
Northern Trust Corp.
1.950%, 05/01/30		1,039	861,918
NOV, Inc.
3.950%, 12/01/42		1,359	998,080
Nucor Corp.
3.125%, 04/01/32		180	153,596
NVIDIA Corp.
3.500%, 04/01/40		1,600	1,286,383
ONEOK, Inc.
6.350%, 01/15/31		3,700	3,815,419
Oracle Corp.
3.250%, 11/15/27		1,799	1,671,658
# 3.250%, 05/15/30		2,966	2,624,934
3.800%, 11/15/37		400	320,385
3.600%, 04/01/40		4,000	2,997,177
ORIX Corp.
4.000%, 04/13/32		2,500	2,264,466
Owens Corning
3.875%, 06/01/30		4,900	4,474,740
Pacific LifeCorp
Ω 5.125%, 01/30/43		3,000	2,702,586
Penske Truck Leasing Co. LP/PTL Finance Corp.
# 5.550%, 05/01/28		5,000	4,967,723
Pfizer, Inc.
2.550%, 05/28/40		4,000	2,719,757
5.600%, 09/15/40		400	397,534
Philip Morris International, Inc.
2.100%, 05/01/30		3,800	3,145,012
4.375%, 11/15/41		2,200	1,814,118
3.875%, 08/21/42		5,000	3,824,048
4.125%, 03/04/43		400	315,385
4.875%, 11/15/43		400	347,554
Phillips 66
2.150%, 12/15/30		2,200	1,789,570
5.875%, 05/01/42		2,380	2,376,671
PNC Financial Services Group, Inc.
3.450%, 04/23/29		150	136,711

70

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
PPG Industries, Inc.
2.800%, 08/15/29		5,000	$4,398,588
2.550%, 06/15/30		2,695	2,296,569
Primerica, Inc.
2.800%, 11/19/31		5,950	4,852,767
Progress Energy, Inc.
6.000%, 12/01/39		5,010	4,935,707
Progressive Corp.
6.250%, 12/01/32		900	950,346
Prologis LP
4.625%, 01/15/33		2,600	2,438,248
Province of Manitoba
3.600%, 08/17/27	AUD	6,800	4,237,369
Prudential Financial, Inc.
5.750%, 07/15/33		3,625	3,732,946
3.000%, 03/10/40		600	432,743
Prudential Funding Asia PLC
3.125%, 04/14/30		3,600	3,160,625
3.625%, 03/24/32		2,750	2,411,254
PulteGroup, Inc.
6.375%, 05/15/33		1,100	1,134,993
Rayonier LP
2.750%, 05/17/31		3,500	2,825,160
Realty Income Corp.
5.625%, 10/13/32		2,600	2,583,511
2.850%, 12/15/32		2,067	1,667,611
1.800%, 03/15/33		4,600	3,365,262
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,200	1,047,016
Revvity, Inc.
3.300%, 09/15/29		1,500	1,339,685
Royal Bank of Canada
3.875%, 05/04/32		2,000	1,791,023
5.000%, 02/01/33		6,000	5,784,232
Royalty Pharma PLC
2.200%, 09/02/30		400	324,608
3.300%, 09/02/40		8,450	5,954,928
RTX Corp.
4.875%, 10/15/40		4,000	3,569,544
Schlumberger Holdings Corp.
Ω 4.300%, 05/01/29		1,000	955,164
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26		80	81,439
Simon Property Group LP
2.650%, 07/15/30		3,800	3,242,017
2.250%, 01/15/32		3,967	3,146,425
Skandinaviska Enskilda Banken AB
3.750%, 02/07/28	EUR	800	852,881

		Face Amount^ (000)	Value†
Societe Generale SA
0.750%, 01/25/27	EUR	2,000	$1,957,801
Ω 3.000%, 01/22/30		5,400	4,602,508
Southern Co.
5.200%, 06/15/33		400	385,353
Southwest Gas Corp.
2.200%, 06/15/30		5,700	4,722,941
Stanley Black & Decker, Inc.
3.000%, 05/15/32		6,500	5,362,225
5.200%, 09/01/40		3,000	2,739,249
Steel Dynamics, Inc.
3.250%, 01/15/31		6,080	5,276,483
Stellantis Finance U.S., Inc.
Ω 2.691%, 09/15/31		9,099	7,443,121
Sumitomo Mitsui Financial Group, Inc.
3.040%, 07/16/29		3,000	2,660,079
2.222%, 09/17/31		6,227	4,947,184
Sun Communities Operating LP
4.200%, 04/15/32		5,000	4,378,138
Suncor Energy, Inc.
# 5.950%, 12/01/34		6,600	6,662,200
6.500%, 06/15/38		1,000	1,025,447
Suncorp-Metway Ltd.
4.800%, 12/14/27	AUD	5,000	3,195,379
Svenska Handelsbanken AB
5.000%, 03/02/28	AUD	15,000	9,616,010
Swedbank AB
1.300%, 02/17/27	EUR	1,000	995,726
4.250%, 07/11/28	EUR	1,919	2,079,718
Targa Resources Corp.
4.200%, 02/01/33		3,000	2,648,060
Telefonica Europe BV
8.250%, 09/15/30		6,875	7,696,225
Telstra Group Ltd.
4.900%, 03/08/28	AUD	770	496,551
T-Mobile USA, Inc.
4.375%, 04/15/40		1,450	1,235,288
3.000%, 02/15/41		8,500	5,942,902
Toronto-Dominion Bank
2.000%, 09/10/31		2,778	2,206,079
3.200%, 03/10/32		5,000	4,263,761
# 4.456%, 06/08/32		4,909	4,554,414
Toyota Motor Credit Corp.
3.050%, 01/11/28		4,722	4,386,213
TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	6,487,829
Travelers Cos., Inc.
5.350%, 11/01/40		3,300	3,201,808

71

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		1,000	$828,220
UBS Group AG
1.250%, 09/01/26	EUR	2,900	2,918,195
Union Pacific Corp.
3.600%, 09/15/37		2,000	1,640,683
3.375%, 02/14/42		250	187,946
United Parcel Service, Inc.
6.200%, 01/15/38		1,075	1,143,750
5.200%, 04/01/40		5,260	5,049,432
4.875%, 11/15/40		907	833,140
UnitedHealth Group, Inc.
3.050%, 05/15/41		4,400	3,183,750
4.250%, 03/15/43		1,550	1,308,608
Unum Group
5.750%, 08/15/42		2,000	1,881,323
Valero Energy Corp.
7.500%, 04/15/32		4,400	4,919,339
6.625%, 06/15/37		2,300	2,428,501
Ventas Realty LP
3.000%, 01/15/30		3,400	2,926,107
Verizon Communications, Inc.
4.812%, 03/15/39		10,500	9,508,417
Viatris, Inc.
3.850%, 06/22/40		5,350	3,778,722
Virginia Electric & Power Co.
8.875%, 11/15/38		670	856,401
4.000%, 01/15/43		2,800	2,201,189
Vodafone Group PLC
7.875%, 02/15/30		7,225	8,059,014
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	7,968,212
Voya Financial, Inc.
5.700%, 07/15/43		1,200	1,126,600
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		387	331,913
Walt Disney Co.
6.200%, 12/15/34		2,200	2,346,645
3.500%, 05/13/40		6,400	4,984,462
Warnermedia Holdings, Inc.
4.054%, 03/15/29		4,800	4,378,483
Wells Fargo & Co.
4.150%, 01/24/29		5,764	5,454,565
Welltower OP LLC
3.100%, 01/15/30		1,200	1,054,050

		Face Amount^ (000)	Value†
2.750%, 01/15/31		7,300	$6,129,784
2.750%, 01/15/32		400	326,294
Western Union Co.
2.750%, 03/15/31		5,000	4,072,823
Westlake Corp.
3.375%, 06/15/30		1,016	892,499
2.875%, 08/15/41		800	524,742
Westpac Banking Corp.
4.800%, 02/16/28	AUD	5,600	3,596,047
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,318,575
7.950%, 02/15/31		3,112	3,470,263
Williams Cos., Inc.
5.650%, 03/15/33		400	396,801
6.300%, 04/15/40		1,000	1,012,197
5.400%, 03/04/44		2,000	1,827,529
Willis North America, Inc.
5.350%, 05/15/33		3,000	2,884,563
WP Carey, Inc.
2.250%, 04/01/33		5,000	3,721,323
WRKCo, Inc.
# 4.200%, 06/01/32		1,600	1,457,241

TOTAL BONDS			1,272,874,605

U.S. TREASURY OBLIGATIONS — (3.8%)
U.S. Treasury Notes
0.375%, 04/30/25		3,000	2,859,170
0.250%, 05/31/25		11,750	11,137,715
0.250%, 07/31/25		3,750	3,527,344
0.250%, 08/31/25		11,000	10,307,773
2.250%, 11/15/25		5,000	4,786,914
0.375%, 11/30/25		4,500	4,177,265
2.625%, 01/31/26		5,000	4,793,750
1.875%, 07/31/26		8,600	8,036,297
1.500%, 08/15/26		2,500	2,312,891

TOTAL U.S. TREASURY OBLIGATIONS			51,939,119

TOTAL INVESTMENT SECURITIES (Cost $1,457,972,336)			1,330,214,943

		Shares
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund		3,518,018	40,696,433

TOTAL INVESTMENTS — (100.0%) (Cost $1,498,668,810)			$1,370,911,376

72

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

As of April 30, 2024, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	62,559,881	AUD	95,913,961	UBS AG	05/02/24	$426,804
USD	10,362,469	JPY	1,592,651,596	Morgan Stanley and Co. International	05/20/24	236,888
USD	62,164,152	AUD	95,032,327	Australia and New Zealand Bank	05/28/24	553,745
USD	22,187,193	GBP	17,729,156	Morgan Stanley and Co. International	05/28/24	30,818
USD	62,332,223	AUD	95,364,182	UBS AG	05/31/24	501,038
USD	8,752,854	EUR	8,048,770	State Street Bank and Trust	07/03/24	141,124

Total Appreciation						$1,890,417

AUD	95,913,961	USD	62,636,612	UBS AG	05/02/24	$(503,535)
USD	4,734,453	EUR	4,426,942	Morgan Stanley and Co. International	07/11/24	(3,874)

Total (Depreciation)						$(507,409)

Total Appreciation (Depreciation)						$1,383,008

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,401,219	—	$5,401,219
Bonds	—	1,272,874,605	—	1,272,874,605
U.S. Treasury Obligations	—	51,939,119	—	51,939,119
Securities Lending Collateral	—	40,696,433	—	40,696,433

Total Investments in Securities	—	$1,370,911,376	—	$1,370,911,376

Financial Instruments
Assets
Forward Currency Contracts**	—	1,890,417	—	1,890,417
Liabilities
Forward Currency Contracts**	—	(507,409)	—	(507,409)

Total Financial Instruments	—	$1,383,008	—	$1,383,008

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

73

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (88.3%)
AUSTRALIA — (2.7%)
APA Infrastructure Ltd.
4.250%, 11/26/24	GBP	2,000	$2,482,076
Ω 4.200%, 03/23/25		3,200	3,148,757
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	5,900	6,290,627
3.250%, 09/25/24	GBP	1,250	1,549,973
BNZ International Funding Ltd.
0.375%, 09/14/24	EUR	4,200	4,422,673
Glencore Finance Europe Ltd.
0.625%, 09/11/24	EUR	397	418,411
1.750%, 03/17/25	EUR	1,000	1,047,152
Glencore Funding LLC
Ω 1.625%, 09/01/25		1,175	1,110,754
Ω 1.625%, 04/27/26		700	646,306
Macquarie Group Ltd.
0.625%, 02/03/27	EUR	500	491,069
Westpac Securities NZ Ltd.
1.099%, 03/24/26	EUR	2,235	2,262,313

TOTAL AUSTRALIA			23,870,111

BELGIUM — (0.8%)
Belfius Bank SA
0.375%, 09/02/25	EUR	1,800	1,834,994
0.375%, 02/13/26	EUR	5,000	5,027,240

TOTAL BELGIUM			6,862,234

CANADA — (4.3%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	1,000	1,026,073
Bank of Montreal
1.500%, 01/10/25		2,000	1,943,446
(r) SOFR + 0.620%, FRN, 5.974%, 09/15/26		170	169,801
Bank of Nova Scotia
0.650%, 07/31/24		3,400	3,358,120
1.050%, 03/02/26		5,900	5,440,946
Brookfield Corp.
4.000%, 01/15/25		2,100	2,074,912
Canadian Imperial Bank of Commerce
1.250%, 06/22/26		7,391	6,768,800
Canadian Natural Resources Ltd.
3.900%, 02/01/25		1,200	1,183,551

		Face Amount^ (000)	Value†
CANADA — (Continued)
Enbridge Pipelines, Inc.
3.000%, 08/10/26	CAD	3,000	$2,089,180
Enbridge, Inc.
2.500%, 01/15/25		2,200	2,148,346
Methanex Corp.
4.250%, 12/01/24		300	295,800
Royal Bank of Canada
(r) SOFR + 0.440%, FRN, 5.794%, 01/21/25		180	180,181
0.875%, 01/20/26		8,000	7,417,580
Toronto-Dominion Bank
1.200%, 06/03/26		5,121	4,691,958

TOTAL CANADA			38,788,694

DENMARK — (1.8%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	5,500	5,645,560
Danske Bank AS
0.625%, 05/26/25	EUR	2,500	2,579,989
ISS Finance BV
1.250%, 07/07/25	EUR	2,800	2,893,897
Nykredit Realkredit AS
0.250%, 01/13/26	EUR	5,000	5,018,095

TOTAL DENMARK			16,137,541

FINLAND — (0.8%)
OP Corporate Bank PLC
0.125%, 07/01/24	EUR	6,500	6,893,934

FRANCE — (4.6%)
Air Liquide Finance SA
1.875%, 06/05/24	EUR	1,200	1,278,079
Banque Federative du Credit Mutuel SA
0.010%, 03/07/25	EUR	1,000	1,034,209
1.000%, 05/23/25	EUR	2,000	2,072,704
(r) SOFR + 1.400%, FRN, 6.754%, 07/13/26		500	508,074
(r)Ω SOFR + 1.130%, FRN, 6.484%, 01/23/27		750	757,440
Banque Stellantis France SACA
Δ 0.000%, 01/22/25	EUR	2,400	2,491,558

74

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
BNP Paribas SA
1.000%, 06/27/24	EUR	498	$529,058
1.125%, 08/28/24	EUR	700	740,371
Ω 3.375%, 01/09/25		2,000	1,967,002
1.250%, 03/19/25	EUR	1,800	1,879,161
BPCE SA
1.000%, 07/15/24	EUR	700	742,525
Ω 2.375%, 01/14/25		2,300	2,242,829
0.625%, 04/28/25	EUR	2,600	2,690,603
Ω 1.000%, 01/20/26		3,000	2,775,749
1.375%, 03/23/26	EUR	1,000	1,018,645
Credit Agricole SA
0.500%, 06/24/24	EUR	800	849,457
1.000%, 09/16/24	EUR	1,000	1,055,564
1.375%, 03/13/25	EUR	2,000	2,090,048
(r)Ω SOFR + 0.870%, FRN, 6.223%, 03/11/27		1,200	1,204,289
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		3,000	2,960,768
2.125%, 05/06/25	EUR	700	733,543
0.250%, 02/23/26	EUR	1,043	1,040,929
Societe Generale SA
#Ω 2.625%, 10/16/24		800	787,026
#Ω 1.375%, 07/08/25		3,600	3,425,394
0.125%, 02/24/26	EUR	2,200	2,204,233
Ω 4.000%, 01/12/27		2,000	1,901,344

TOTAL FRANCE			40,980,602

GERMANY — (5.7%)
Bayer U.S. Finance II LLC
Ω 4.250%, 12/15/25		2,800	2,720,435
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		1,000	988,498
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.550%, FRN
(r)Ω 5.905%, 04/02/26		6,500	6,518,045
Commerzbank AG
1.750%, 01/22/25	GBP	600	728,700
1.125%, 06/22/26	EUR	3,000	3,018,950
Daimler Truck Finance North America LLC
Ω 3.500%, 04/07/25		4,490	4,399,013
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	4,700	4,898,372
Deutsche Bank AG
3.700%, 05/30/24		1,800	1,796,517
2.625%, 12/16/24	GBP	1,000	1,227,046
4.100%, 01/13/26		1,000	971,533
1.625%, 01/20/27	EUR	2,500	2,504,512

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Fresenius Medical Care AG
3.875%, 09/20/27	EUR	1,500	$1,607,710
Fresenius Medical Care U.S. Finance III, Inc.
Ω 1.875%, 12/01/26		3,280	2,944,381
Fresenius SE & Co. KGaA
1.875%, 05/24/25	EUR	2,707	2,828,682
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		2,024	1,883,983
Mercedes-Benz International Finance BV
1.625%, 11/11/24	GBP	2,000	2,453,867
Volkswagen Bank GmbH
1.250%, 06/10/24	EUR	2,000	2,127,007
Volkswagen Financial Services NV
4.250%, 10/09/25	GBP	4,000	4,902,216
Volkswagen Leasing GmbH
0.375%, 07/20/26	EUR	500	494,906
VW Credit Canada, Inc.
2.050%, 12/10/24	CAD	1,350	961,744
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		500	491,982

TOTAL GERMANY			50,468,099

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.500%, 07/15/25		5,450	5,489,048
1.750%, 01/30/26		500	465,853

TOTAL IRELAND			5,954,901

ITALY — (3.2%)
Enel Finance International NV
5.625%, 08/14/24	GBP	4,000	4,997,851
0.375%, 06/17/27	EUR	2,000	1,927,168
Eni SpA
0.625%, 09/19/24	EUR	1,000	1,053,963
Holding d’Infrastructures de Transport SASU
2.500%, 05/04/27	EUR	5,400	5,535,641
Intesa Sanpaolo SpA
1.000%, 07/04/24	EUR	2,000	2,123,345
Ω 3.250%, 09/23/24		800	791,434
0.625%, 02/24/26	EUR	3,800	3,816,160

75

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
ITALY — (Continued)
Republic of Italy Government International Bonds
2.375%, 10/17/24		1,661	$1,634,620
Snam SpA
Δ 0.000%, 08/15/25	EUR	5,000	5,075,766
UniCredit SpA
0.325%, 01/19/26	EUR	1,750	1,759,878

TOTAL ITALY			28,715,826

JAPAN — (5.8%)
7-Eleven, Inc.
Ω 0.950%, 02/10/26		7,926	7,305,577
Aircastle Ltd.
4.125%, 05/01/24		2,000	2,000,000
Ω 5.250%, 08/11/25		50	49,374
4.250%, 06/15/26		3,500	3,384,412
American Honda Finance Corp., Floating Rate Note, SOFR + 0.710%, FRN
(r) 6.063%, 01/09/26		1,700	1,706,946
Honda Canada Finance, Inc.
2.500%, 0 6/04/24	CAD	4,000	2,898,485
JT International Financial Services BV
1.125%, 09/28/25	EUR	1,000	1,024,594
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	1,470	1,556,806
3.850%, 03/01/26		4,000	3,883,255
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,782	1,876,876
Nissan Motor Acceptance Co. LLC
Ω 1.125%, 09/16/24		500	490,095
Ω 2.000%, 03/09/26		1,500	1,384,578
1.850%, 09/16/26		250	225,879
Nissan Motor Co. Ltd.
Ω 3.522%, 09/17/25		3,000	2,890,928
Nomura Holdings, Inc.
2.648%, 01/16/25		5,500	5,370,826
1.653%, 07/14/26		700	640,122
NTT Finance Corp.
0.010%, 03/03/25	EUR	580	599,461
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	2,000	2,106,423
1.546%, 06/15/26	EUR	1,522	1,551,517

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Takeda Pharmaceutical Co. Ltd.
2.250%, 11/21/26	EUR	2,900	$2,988,387
Toyota Credit Canada, Inc.
1.270%, 07/22/24	CAD	2,250	1,620,657
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	700	740,033
0.064%, 01/13/25	EUR	4,300	4,470,246
Toyota Motor Credit Corp.
(r) SOFR + 0.550%, FRN, 5.877%, 10/16/24		360	360,601
(r) SOFR + 0.650%, FRN, 6.003%, 01/05/26		1,000	1,003,401

TOTAL JAPAN			52,129,479

LUXEMBOURG — (0.7%)
ArcelorMittal SA
6.125%, 06/01/25		500	501,065
4.875%, 09/26/26	EUR	5,500	5,977,351

TOTAL LUXEMBOURG			6,478,416

NETHERLANDS — (1.6%)
ABN AMRO Bank NV
2.375%, 06/01/27	EUR	1,000	1,026,853
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,450	1,439,968
Enexis Holding NV
0.875%, 04/28/26	EUR	1,000	1,010,707
ING Groep NV
Ω 4.625%, 01/06/26		6,100	5,998,562
Koninklijke Philips NV
0.500%, 05/22/26	EUR	4,550	4,552,054

TOTAL NETHERLANDS			14,028,144

SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA
1.375%, 05/14/25	EUR	400	415,955
1.750%, 11/26/25	EUR	3,000	3,104,708
Banco Santander SA
0.250%, 06/19/24	EUR	900	955,786
# 1.849%, 03/25/26		2,000	1,855,892
CaixaBank SA
1.000%, 06/25/24	EUR	300	318,728
0.375%, 02/03/25	EUR	4,000	4,157,344
1.375%, 06/19/26	EUR	1,800	1,818,708
Naturgy Finance BV
0.875%, 05/15/25	EUR	1,500	1,552,817

76

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SPAIN — (Continued)
Santander Holdings USA, Inc.
3.244%, 10/05/26		3,000	$2,811,778
Santander U.K. Group Holdings PLC
3.625%, 01/14/26	GBP	1,000	1,210,157
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	1,000	1,246,791

TOTAL SPAIN			19,448,664

SWEDEN — (1.5%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	3,500	3,622,772
Swedbank AB
0.250%, 10/09/24	EUR	2,500	2,625,794
0.750%, 05/05/25	EUR	2,000	2,069,814
3.750%, 11/14/25	EUR	1,000	1,066,475
Volvo Treasury AB
2.125%, 09/01/24	EUR	1,400	1,485,451
2.625%, 02/20/26	EUR	2,400	2,510,337

TOTAL SWEDEN			13,380,643

SWITZERLAND — (0.8%)
ABB Finance BV
0.750%, 05/16/24	EUR	1,880	2,003,942
UBS AG
0.010%, 03/31/26	EUR	2,000	1,989,245
UBS Group AG
4.125%, 09/24/25		2,000	1,950,964
4.125%, 04/15/26		1,000	968,258

TOTAL SWITZERLAND			6,912,409

UNITED KINGDOM — (5.1%)
Barclays PLC
3.650%, 03/16/25		1,650	1,618,744
4.375%, 01/12/26		2,160	2,106,429
3.000%, 05/08/26	GBP	2,000	2,373,095
BAT Capital Corp.
3.222%, 08/15/24		116	115,018
2.789%, 09/06/24		490	484,584
3.215%, 09/06/26		1,500	1,419,082
BAT International Finance PLC
2.750%, 03/25/25	EUR	900	951,010
1.668%, 03/25/26		2,616	2,429,111
British Telecommunications PLC
0.500%, 09/12/25	EUR	1,000	1,019,095
CK Hutchison Group Telecom Finance SA
0.750%, 04/17/26	EUR	2,000	2,005,765
Diageo Finance PLC
1.000%, 04/22/25	EUR	2,500	2,598,265

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
HSBC Holdings PLC
6.500%, 05/20/24	GBP	1,200	$1,499,898
0.875%, 09/06/24	EUR	1,316	1,389,535
4.300%, 03/08/26		1,108	1,081,810
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24	GBP	3,000	3,722,005
Lseg Netherlands BV
Δ 0.000%, 04/06/25	EUR	325	334,698
Motability Operations Group PLC
0.875%, 03/14/25	EUR	3,552	3,695,997
National Grid North America, Inc.
0.410%, 01/20/26	EUR	2,750	2,764,443
Nationwide Building Society
1.250%, 03/03/25	EUR	2,000	2,089,404
Ω 3.900%, 07/21/25		1,800	1,764,780
Ω 1.000%, 08/28/25		2,600	2,438,137
Ω 1.500%, 10/13/26		1,500	1,361,878
NatWest Group PLC
4.800%, 04/05/26		2,367	2,325,555
Reynolds American, Inc.
4.450%, 06/12/25		930	915,003
Standard Chartered PLC
#Ω 3.200%, 04/17/25		2,000	1,946,220
Vodafone Group PLC
1.875%, 09/11/25	EUR	1,500	1,560,057

TOTAL UNITED KINGDOM			46,009,618

UNITED STATES — (46.0%)
AES Corp.
Ω 3.300%, 07/15/25		1,500	1,452,640
Aetna, Inc.
3.500%, 11/15/24		412	406,989
Altria Group, Inc.
2.200%, 06/15/27	EUR	2,000	2,024,095
Amcor Finance USA, Inc.
3.625%, 04/28/26		2,835	2,717,992
Ameren Corp.
2.500%, 09/15/24		1,750	1,727,567
American Electric Power Co., Inc.
1.000%, 11/01/25		678	631,147
American Express Co., Floating Rate Note,
(r) SOFR + 0.720%, FRN, 6.068%, 05/03/24		100	100,001

77

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
(r) SOFR + 0.650%, FRN, 5.998%, 11/04/26		426	$427,119
American Honda Finance Corp.
1.950%, 10/18/24	EUR	3,267	3,452,983
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	4,400	4,574,139
American Tower Corp.
3.375%, 05/15/24		1,000	999,008
4.400%, 02/15/26		1,300	1,270,951
1.600%, 04/15/26		3,250	3,006,432
1.950%, 05/22/26	EUR	500	512,118
Ares Capital Corp.
# 4.200%, 06/10/24		3,000	2,994,184
3.250%, 07/15/25		2,500	2,410,815
3.875%, 01/15/26		1,000	962,859
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,386,975
AT&T, Inc.
4.000%, 11/25/25	CAD	2,000	1,425,620
AT&T, Inc., Floating Rate Note, 3M Euribor + 0.400%, FRN
(r) 4.332%, 03/06/25	EUR	2,000	2,139,353
Bank of America Corp.
2.375%, 06/19/24	EUR	1,500	1,597,269
Becton Dickinson & Co.
0.034%, 08/13/25	EUR	4,250	4,321,885
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,913,510
5.950%, 06/01/26		1,926	1,930,703
Boeing Co.
2.600%, 10/30/25		1,827	1,733,709
3.100%, 05/01/26		3,840	3,617,303
2.250%, 06/15/26		153	140,783
Booking Holdings, Inc
2.375%, 09/23/24	EUR	3,146	3,335,798
Boston Properties LP
3.200%, 01/15/25		87	85,298
BP Capital Markets PLC
0.900%, 07/03/24	EUR	500	530,763
Brixmor Operating Partnership LP
3.850%, 02/01/25		1,442	1,418,906
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	1,827,639
Campbell Soup Co.
3.950%, 03/15/25		1,000	984,200
3.300%, 03/19/25		1,223	1,197,304

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Capital One Financial Corp.
3.200%, 02/05/25		1,000	$980,403
Carrier Global Corp.
2.242%, 02/15/25		79	76,858
Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
#(r) 5.804%, 08/11/25		5,250	5,265,724
Celanese U.S. Holdings LLC
1.400%, 08/05/26		6,800	6,167,810
Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r) 6.402%, 03/03/27		2,324	2,343,688
Citibank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.412%, 12/04/26		1,200	1,214,750
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,420	1,514,061
CNA Financial Corp.
3.950%, 05/15/24		1,499	1,498,115
CNH Industrial Capital LLC
3.950%, 05/23/25		1,700	1,665,555
CNO Financial Group, Inc.
5.250%, 05/30/25		5,500	5,453,958
Conagra Brands, Inc.
4.300%, 05/01/24		704	704,000
Constellation Energy Generation LLC
3.250%, 06/01/25		3,500	3,408,975
COPT Defense Properties LP
2.250%, 03/15/26		1,200	1,124,736
Cox Communications, Inc.
Ω 3.850%, 02/01/25		380	374,275
DCP Midstream Operating LP
5.375%, 07/15/25		1,272	1,265,626
Digital Stout Holding LLC
4.250%, 01/17/25	GBP	2,000	2,474,214
Discover Bank
3.450%, 07/27/26		2,000	1,889,877
Discover Financial Services
3.750%, 03/04/25		1,200	1,178,555
4.500%, 01/30/26		2,500	2,436,852
4.100%, 02/09/27		1,000	953,663
Dominion Energy, Inc.
3.300%, 03/15/25		600	587,388

78

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Dow Chemical Co.
0.500%, 03/15/27	EUR	525	$511,205
DPL, Inc.
# 4.125%, 07/01/25		2,000	1,942,714
DTE Energy Co.
# 1.050%, 06/01/25		2,300	2,185,883
DXC Capital Funding DAC
0.450%, 09/15/27	EUR	2,500	2,354,058
DXC Technology Co.
1.750%, 01/15/26	EUR	2,000	2,052,611
1.800%, 09/15/26		3,000	2,717,317
Eastman Chemical Co.
3.800%, 03/15/25		1,000	982,377
Edison International
4.950%, 04/15/25		5,500	5,452,447
Emerson Electric Co.
0.375%, 05/22/24	EUR	2,500	2,662,799
Energy Transfer LP
4.050%, 03/15/25		1,500	1,477,078
EPR Properties
4.750%, 12/15/26		2,000	1,918,330
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		4,394	4,348,463
Expedia Group, Inc.
5.000%, 02/15/26		1,166	1,151,794
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		4,900	4,853,058
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	1,500	1,497,463
Fiserv, Inc.
3.200%, 07/01/26		1,188	1,131,534
Flex Ltd.
4.750%, 06/15/25		650	641,548
3.750%, 02/01/26		5,000	4,819,851
Ford Motor Credit Co. LLC
4.134%, 08/04/25		2,000	1,950,621
4.389%, 01/08/26		1,000	971,648
6.950%, 03/06/26		1,000	1,013,531
Freeport-McMoRan, Inc.
4.550%, 11/14/24		2,000	1,984,880
General Motors Co.
6.125%, 10/01/25		1,300	1,304,372
General Motors Financial Co., Inc.
2.750%, 06/20/25		3,500	3,380,559
1.250%, 01/08/26		300	278,746
0.850%, 02/26/26	EUR	750	759,082
5.250%, 03/01/26		1,473	1,460,575
Global Payments, Inc.
1.200%, 03/01/26		1,600	1,477,209

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.800%, 04/01/26		4,250	$4,181,994
GLP Capital LP/GLP Financing II, Inc.
3.350%, 09/01/24		3,125	3,093,414
Goldman Sachs Group, Inc.
3.500%, 01/23/25		4,200	4,134,364
3.375%, 03/27/25	EUR	3,500	3,719,178
4.250%, 01/29/26	GBP	700	858,012
Graphic Packaging International LLC
4.125%, 08/15/24		824	816,654
Hanesbrands, Inc.
Ω 4.875%, 05/15/26		2,500	2,418,009
Harley-Davidson Financial Services, Inc.
0.900%, 11/19/24	EUR	1,000	1,049,054
HCA, Inc.
5.375%, 02/01/25		6,350	6,321,531
Healthcare Realty Holdings LP
3.500%, 08/01/26		5,000	4,745,166
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		900	900,260
1.750%, 04/01/26		2,000	1,861,867
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	5,750	6,003,857
Howmet Aerospace, Inc.
6.875%, 05/01/25		112	112,846
HP, Inc.
2.200%, 06/17/25		2,000	1,922,245
Humana, Inc.
3.850%, 10/01/24		3,000	2,975,201
Huntington Bancshares, Inc.
2.625%, 08/06/24		700	694,046
Hyatt Hotels Corp.
4.850%, 03/15/26		1,796	1,768,796
International Flavors & Fragrances, Inc.
1.800%, 09/25/26	EUR	1,000	1,009,796
Jabil, Inc.
1.700%, 04/15/26		5,825	5,389,576
Jefferies Financial Group, Inc.
1.000%, 07/19/24	EUR	863	914,737
4.850%, 01/15/27		2,000	1,961,237
John Deere Capital Corp., Floating Rate Note, SOFR + 0.440%, FRN
(r) 5.792%, 03/06/26		2,100	2,105,808
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	2,870	2,067,384

79

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Johnson Controls International PLC
1.375%, 02/25/25	EUR	2,000	$2,091,090
Kellanova
1.250%, 03/10/25	EUR	3,000	3,130,910
Kilroy Realty LP
3.450%, 12/15/24		2,000	1,967,459
Laboratory Corp. of America Holdings
1.550%, 06/01/26		1,914	1,761,428
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,886,004
Lennar Corp.
4.750%, 05/30/25		1,200	1,186,357
Lincoln National Corp.
# 3.350%, 03/09/25		1,000	977,902
LYB International Finance II BV
0.875%, 09/17/26	EUR	1,200	1,193,114
LYB International Finance III LLC
1.250%, 10/01/25		316	296,146
ManpowerGroup, Inc.
1.750%, 06/22/26	EUR	130	132,981
Marathon Petroleum Corp.
3.625%, 09/15/24		2,100	2,081,737
4.700%, 05/01/25		1,900	1,880,741
Marriott International, Inc.
3.750%, 03/15/25		5,000	4,911,821
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		1,635	1,631,492
McKesson Corp.
1.500%, 11/17/25	EUR	2,000	2,063,556
Micron Technology, Inc.
4.975%, 02/06/26		1,500	1,483,680
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.047%, 05/07/25		232	233,001
Netflix, Inc.
5.875%, 02/15/25		3,000	3,010,490
Newell Brands, Inc.
4.875%, 06/01/25		2,000	1,967,818
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.115%, 01/29/26		1,290	1,293,153

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NextEra Energy Operating Partners LP
Ω 3.875%, 10/15/26		1,000	$935,505
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,500	2,476,675
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		500	494,663
OneMain Finance Corp.
6.875%, 03/15/25		3,585	3,608,481
Oracle Corp.
3.400%, 07/08/24		500	497,619
2.950%, 05/15/25		5,000	4,862,608
Parker-Hannifin Corp.
3.650%, 06/15/24		2,081	2,074,447
1.125%, 03/01/25	EUR	2,000	2,083,449
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.450%, 01/29/26		572	558,605
Ω 1.700%, 06/15/26		5,150	4,728,536
PepsiCo, Inc.
0.250%, 05/06/24	EUR	1,500	1,600,282
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		1,066	1,049,628
Philip Morris International, Inc.
2.875%, 05/01/24		5,800	5,800,000
0.625%, 11/08/24	EUR	1,118	1,173,021
2.750%, 03/19/25	EUR	2,000	2,113,356
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		1,500	1,483,304
PNC Financial Services Group, Inc.
2.200%, 11/01/24		108	106,175
PPG Industries, Inc.
1.875%, 06/01/25	EUR	4,000	4,179,081
Prologis LP
3.000%, 06/02/26	EUR	2,100	2,206,070
Radian Group, Inc.
4.500%, 10/01/24		3,500	3,473,528
Revvity, Inc.
1.875%, 07/19/26	EUR	6,000	6,120,374
Royalty Pharma PLC
1.200%, 09/02/25		3,986	3,753,712
Ryder System, Inc.
2.500%, 09/01/24		2,100	2,076,002
Seagate HDD Cayman
4.750%, 01/01/25		1,500	1,485,194
Sealed Air Corp.
Ω 5.500%, 09/15/25		2,500	2,485,177

80

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Sempra
3.300%, 04/01/25		1,477	$1,443,906
Simon Property Group LP
2.000%, 09/13/24		6,850	6,759,523
3.500%, 09/01/25		2,000	1,947,681
SLM Corp.
3.125%, 11/02/26		3,000	2,782,920
Southwest Airlines Co.
5.250%, 05/04/25		3,500	3,480,022
Steel Dynamics, Inc.
2.400%, 06/15/25		100	96,222
Stryker Corp.
0.250%, 12/03/24	EUR	2,000	2,088,879
Thermo Fisher Scientific, Inc.
0.750%, 09/12/24	EUR	3,300	3,480,902
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	249,711
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	991,293
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	11,900	8,553,409
U.S. Bancorp
0.850%, 06/07/24	EUR	900	957,119
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	10,250	7,433,847
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,000	5,753,868
Ventas Realty LP
2.650%, 01/15/25		500	488,529
4.125%, 01/15/26		2,500	2,426,168
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		3,200	3,223,072
VMware LLC
1.400%, 08/15/26		3,725	3,387,437
Vontier Corp.
1.800%, 04/01/26		3,500	3,237,234
Vornado Realty LP
2.150%, 06/01/26		6,100	5,538,541
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	1,000	1,199,441
3.450%, 06/01/26		5,000	4,727,082
Wells Fargo & Co.
1.625%, 06/02/25	EUR	1,600	1,664,686
2.000%, 07/28/25	GBP	1,000	1,197,351
2.975%, 05/19/26	CAD	2,500	1,742,182
Western Digital Corp.
4.750%, 02/15/26		3,000	2,919,322

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Western Union Co.
1.350%, 03/15/26	5,000	$4,598,820
Williams Cos., Inc.
3.900%, 01/15/25	1,596	1,574,800
WRKCo, Inc.
4.650%, 03/15/26	5,500	5,396,341
Xerox Holdings Corp.
Ω 5.000%, 08/15/25	1,169	1,135,812

TOTAL UNITED STATES		410,226,417

TOTAL BONDS		787,285,732

U.S. TREASURY OBLIGATIONS — (5.9%)
U.S. Treasury Notes
0.250%, 05/15/24	35,500	35,429,842
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	8,000	8,009,259
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	9,500	9,520,869

TOTAL U.S. TREASURY OBLIGATIONS		52,959,970

COMMERCIAL PAPER — (5.0%)

UNITED KINGDOM — (0.9%)
BP Capital Markets PLC
Ω 5.565%, 06/24/24	8,000	7,933,572

UNITED STATES — (4.1%)
AT&T, Inc.
Ω 5.656%, 06/26/24	2,500	2,478,281
Bayer Corp.
Ω 5.738%, 07/08/24	5,250	5,192,785
Duke Energy Corp.
Ω 5.610%, 05/02/24	1,855	1,854,441
EIDP, Inc.
Ω 5.587%, 06/10/24	2,500	2,484,083
Ω 5.607%, 06/24/24	5,000	4,959,043
Ω 5.653%, 07/24/24	1,000	987,541
Harley-Davidson Financial Services, Inc.
Ω 6.200%, 07/30/24	2,000	1,969,866
Intesa Sanpaolo Funding LLC
5.857%, 07/29/24	2,000	1,971,100
Keurig Dr Pepper, Inc.
Ω 5.687%, 06/26/24	6,000	5,947,209
L3Harris Technologies, Inc.
Ω 5.713%, 05/29/24	3,000	2,986,646

81

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
Ω 5.693%, 05/10/24	5,000	$4,992,424
Verizon Communications, Inc.
Ω 5.617%, 06/04/24	300	298,374

TOTAL UNITED STATES		36,121,793

TOTAL COMMERCIAL PAPER (Cost $44,062,743)		44,055,365

TOTAL INVESTMENT SECURITIES (Cost $900,183,210)		884,301,067

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	633,296	$7,325,964

TOTAL INVESTMENTS — (100.0%) (Cost $907,509,011)		$891,627,031

As of April 30, 2024, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	17,173,820	GBP	13,574,812	Bank of New York Mellon	05/07/24	$211,024
USD	17,145,397	CAD	23,112,871	State Street Bank and Trust	05/08/24	354,280
USD	17,908,057	GBP	14,307,763	Morgan Stanley and Co. International	05/28/24	27,445
EUR	1,901,372	USD	2,025,547	Morgan Stanley and Co. International	07/02/24	8,723
USD	94,379,232	EUR	87,251,016	State Street Bank and Trust	07/02/24	1,029,723
USD	95,081,579	EUR	87,420,396	HSBC Bank	07/03/24	1,546,690
USD	91,457,002	EUR	84,931,778	Citibank, N.A.	07/10/24	555,427
USD	15,846,594	CAD	21,608,326	State Street Bank and Trust	07/25/24	127,834

Total Appreciation						$3,861,146

CAD	4,777,489	USD	3,549,087	Morgan Stanley and Co. International	05/08/24	$(78,320)
EUR	617,394	USD	664,041	State Street Bank and Trust	07/02/24	(3,494)
EUR	2,091,881	USD	2,243,344	Morgan Stanley and Co. International	07/03/24	(5,150)
EUR	2,168,130	USD	2,361,006	State Street Bank and Trust	07/03/24	(41,230)
EUR	313,075	USD	335,387	State Street Bank and Trust	07/10/24	(306)

Total (Depreciation)						$(128,500)

Total Appreciation (Depreciation)						$3,732,646

82

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$787,285,732	—	$787,285,732
U.S. Treasury Obligations	—	52,959,970	—	52,959,970
Commercial Paper.	—	44,055,365	—	44,055,365
Securities Lending Collateral	—	7,325,964	—	7,325,964

Total Investments in Securities	—	$891,627,031	—	$891,627,031

Financial Instruments
Assets
Forward Currency Contracts**	—	3,861,146	—	3,861,146
Liabilities
Forward Currency Contracts**	—	(128,500)	—	(128,500)

Total Financial Instruments	—	$3,732,646	—	$3,732,646

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

83

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (8.4%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		67	$63,541
Government National Mortgage Association, TBA
3.500%, 03/20/52 TBA		37,068	32,648,904
4.000%, 05/20/54 TBA		6,198	5,616,143
Uniform Mortgage-Backed Security, TBA
1.500%, 05/01/54 TBA		45,678	32,724,423
2.000%, 05/01/54 TBA		38,116	28,766,017
2.500%, 05/01/54 TBA		87,913	69,544,103
6.000%, 05/01/54 TBA		27,660	27,402,851
6.500%, 05/01/54 TBA		38,386	38,675,468

TOTAL AGENCY OBLIGATIONS			235,441,450

BONDS — (79.5%)

AUSTRALIA — (5.5%)
APA Infrastructure Ltd.
3.500%, 03/22/30	GBP	1,400	1,545,726
2.000%, 07/15/30	EUR	1,367	1,304,515
BHP Billiton Finance Ltd.
3.250%, 09/25/24	GBP	1,200	1,487,974
1.500%, 04/29/30	EUR	1,000	935,517
3.125%, 04/29/33	EUR	3,000	3,020,404
BNZ International Funding Ltd.
0.375%, 09/14/24	EUR	3,290	3,464,427
Buckeye Partners LP
3.950%, 12/01/26		87	81,900
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.753%, 07/07/25		1,000	1,000,847
FMG Resources August 2006 Pty. Ltd.
Ω 4.500%, 09/15/27		1,800	1,697,566
Ω 5.875%, 04/15/30		700	672,955

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Ω 4.375%, 04/01/31		2,100	$1,848,931
Glencore Funding LLC
Ω 2.500%, 09/01/30		910	753,045
Ω 2.850%, 04/27/31		3,000	2,487,339
National Australia Bank Ltd.
(r) SOFR + 0.760%, FRN, 6.104%, 05/13/25		1,000	1,003,521
(r) SOFR + 0.860%, FRN, 6.213%, 06/09/25		5,835	5,866,581
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	5,000	2,706,383
1.500%, 02/20/32	AUD	14,820	7,469,653
2.000%, 03/08/33	AUD	8,000	4,050,713
1.750%, 03/20/34	AUD	9,200	4,384,650
4.250%, 02/20/36	AUD	18,900	11,066,446
Queensland Treasury Corp.
1.500%, 08/20/32	AUD	9,700	4,808,260
1.750%, 07/20/34	AUD	34,000	16,005,090
Rio Tinto Alcan, Inc.
5.750%, 06/01/35		1,000	1,011,914
Rio Tinto Finance USA Ltd.
5.200%, 11/02/40		3,000	2,858,322
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	29,500	15,069,908
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	5,000	2,556,250
4.250%, 12/20/32	AUD	10,800	6,595,180
2.250%, 09/15/33	AUD	6,000	3,045,760
2.250%, 11/20/34	AUD	51,000	24,912,757
2.000%, 09/17/35	AUD	21,100	9,743,193
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	15,500	7,516,593
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	3,200	3,042,006

TOTAL AUSTRALIA			154,014,326

BELGIUM — (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40		7,000	6,041,191
Dexia SA
0.250%, 12/11/24	GBP	4,000	4,853,413

84

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
BELGIUM — (Continued)
Euroclear Bank SA
1.250%, 09/30/24	GBP	2,000	$2,458,640

TOTAL BELGIUM			13,353,244

CANADA — (3.8%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27		1,620	1,525,070
Bank of Montreal
2.500%, 06/28/24		700	696,462
1.500%, 12/18/24	GBP	2,000	2,441,961
Bank of Nova Scotia
2.150%, 08/01/31		500	400,737
2.450%, 02/02/32		14,891	11,960,442
Canada Government Bonds
2.750%, 08/01/24	CAD	26,000	18,783,118
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	19,650	14,232,387
Canadian Natural Resources Ltd.
6.250%, 03/15/38		7,295	7,353,063
CI Financial Corp.
3.200%, 12/17/30		7,053	5,614,940
CPPIB Capital, Inc.
0.375%, 06/20/24	EUR	600	637,381
Enbridge, Inc.
3.500%, 06/10/24		15	14,963
Fairfax Financial Holdings Ltd.
2.750%, 03/29/28	EUR	461	469,780
# 4.850%, 04/17/28		1,000	970,933
4.625%, 04/29/30		200	186,833
ITC Holdings Corp.
3.650%, 06/15/24		2,070	2,063,686
Magna International, Inc.
4.375%, 03/17/32	EUR	1,720	1,903,098
Methanex Corp.
5.250%, 12/15/29		3,260	3,090,281
Nutrien Ltd.
3.000%, 04/01/25		40	39,002
Province of British Columbia
6.500%, 01/15/26		93	94,513
Royal Bank of Canada
1.375%, 12/09/24	GBP	1,100	1,343,496
2.300%, 11/03/31		300	242,432
3.875%, 05/04/32		8,000	7,164,093
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,716,021
6.800%, 05/15/38		3,734	3,918,042
6.500%, 06/15/38		152	155,868

		Face Amount^ (000)	Value†
CANADA — (Continued)
TC PipeLines LP
3.900%, 05/25/27		2,000	$1,894,508
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	13,200	12,747,341
3.200%, 03/10/32		1,000	852,752
3.129%, 08/03/32	EUR	2,000	2,040,423
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	970,042

TOTAL CANADA			105,523,668

DENMARK — (0.0%)
DSV Finance BV
1.375%, 03/16/30	EUR	400	376,659

FINLAND — (0.1%)
Nokia OYJ
4.375%, 06/12/27		350	334,996
OP Corporate Bank PLC
0.625%, 11/12/29	EUR	2,750	2,481,686

TOTAL FINLAND			2,816,682

FRANCE — (3.8%)
Banque Federative du Credit Mutuel SA
2.625%, 11/06/29	EUR	4,500	4,496,537
0.750%, 01/17/30	EUR	1,200	1,072,507
1.250%, 06/03/30	EUR	1,700	1,551,891
0.625%, 02/21/31	EUR	9,900	8,515,937
1.125%, 01/19/32	EUR	2,700	2,359,941
Banque Stellantis France SACA
Δ 0.000%, 01/22/25	EUR	3,000	3,114,448
BNP Paribas SA
1.000%, 06/27/24	EUR	2,000	2,124,732
3.375%, 01/23/26	GBP	2,782	3,350,547
2.100%, 04/07/32	EUR	1,500	1,399,109
BPCE SA
Ω 3.500%, 10/23/27		5,000	4,628,207
Ω 2.700%, 10/01/29		6,626	5,745,694
0.250%, 01/14/31	EUR	5,300	4,527,566
2.375%, 04/26/32	EUR	1,400	1,356,641
Caisse des Depots et Consignations
1.125%, 12/16/24	GBP	1,000	1,219,064
Credit Agricole SA
4.000%, 01/18/33	EUR	7,500	8,181,453
Electricite de France SA
Ω 3.625%, 10/13/25		40	38,885
6.250%, 05/30/28	GBP	1,000	1,289,121
5.875%, 07/18/31	GBP	3,200	4,070,623
6.125%, 06/02/34	GBP	1,500	1,899,242

85

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
FRANCE — (Continued)
Ile-de-France Mobilites
3.700%, 06/14/38	EUR	6,000	$6,454,531
La Poste SA
1.375%, 04/21/32	EUR	8,500	7,708,492
Orange SA
3.250%, 01/15/32	GBP	600	663,965
SNCF Reseau
5.250%, 01/31/35	GBP	10,050	12,872,230
Societe Generale SA
#Ω 4.750%, 09/14/28		1,000	961,368
Ω 3.000%, 01/22/30		1,400	1,193,243
4.250%, 11/16/32	EUR	1,000	1,106,551
Unibail-Rodamco-Westfield SE
1.875%, 01/15/31	EUR	500	464,067
Vinci SA
3.375%, 10/17/32	EUR	5,000	5,274,639
WEA Finance LLC
Ω 3.500%, 06/15/29		9,550	8,336,728

TOTAL FRANCE			105,977,959

GERMANY — (2.4%)
BASF SE
3.750%, 06/29/32	EUR	8,400	8,964,126
Bayer Capital Corp. BV
2.125%, 12/15/29	EUR	900	861,128
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	25,754
Daimler Truck Finance North America LLC
Ω 5.500%, 09/20/33		600	591,143
Deutsche Bank AG
3.700%, 05/30/24		113	112,806
Deutsche Telekom AG
3.125%, 02/06/34	GBP	3,000	3,185,888
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	2,846,382
Fresenius Medical Care AG
1.500%, 05/29/30	EUR	3,000	2,781,459
Fresenius Medical Care
U.S. Finance III, Inc.
Ω 3.750%, 06/15/29		4,000	3,535,442
Ω 2.375%, 02/16/31		8,100	6,284,172
Fresenius SE & Co. KGaA
2.875%, 05/24/30	EUR	2,500	2,519,927
HOWOGE Wohnungsbaugesellschaft GmbH
1.125%, 11/01/33	EUR	200	166,067

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Kreditanstalt fuer Wiederaufbau
5.000%, 09/10/24	GBP	3,500	$4,368,842
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.375%, 12/09/24	GBP	5,600	6,801,678
Mercedes-Benz Finance North America LLC
Ω 2.625%, 03/10/30		170	146,658
NRW Bank
0.375%, 12/16/24	GBP	1,200	1,456,426
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41		1,000	718,603
State of North Rhine-Westphalia
0.625%, 12/16/24	GBP	3,000	3,645,845
Volkswagen Financial Services NV
1.875%, 12/03/24	GBP	1,000	1,225,584
0.875%, 02/20/25	GBP	3,000	3,614,486
4.250%, 10/09/25	GBP	600	735,332
Volkswagen Leasing GmbH
0.625%, 07/19/29	EUR	5,000	4,536,396
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	2,961,733
Ω 7.125%, 04/14/30		3,908	3,995,875

TOTAL GERMANY			66,081,752

HONG KONG — (0.6%)
Prudential Funding Asia PLC
3.125%, 04/14/30		100	87,795
3.625%, 03/24/32		19,800	17,361,026

TOTAL HONG KONG			17,448,821

IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400%, 10/29/33		4,000	3,256,688
3.850%, 10/29/41		1,000	753,590

TOTAL IRELAND			4,010,278

ITALY — (1.3%)
Eni SpA
0.625%, 01/23/30	EUR	1,000	903,643
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,395,194

86

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CONTINUED

		Face Amount^ (000)	Value†
ITALY — (Continued)
1.750%, 07/04/29	EUR	3,800	$3,661,546
Ω 4.000%, 09/23/29		2,000	1,812,891
2.500%, 01/15/30	GBP	3,850	4,021,129
1.350%, 02/24/31	EUR	1,400	1,247,023
5.625%, 03/08/33	EUR	500	581,998
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/34	EUR	4,000	4,674,851
4.000%, 02/01/37	EUR	6,000	6,423,694
Snam SpA
0.625%, 06/30/31	EUR	7,000	6,023,312
UniCredit SpA
1.625%, 01/18/32	EUR	7,400	6,694,575

TOTAL ITALY			37,439,856

JAPAN — (10.2%)
Aircastle Ltd.
4.250%, 06/15/26		500	483,487
Ω 2.850%, 01/26/28		1,500	1,336,472
Japan Government Ten Year Bonds
0.100%, 06/20/27	JPY	632,000	3,980,861
0.200%, 03/20/32	JPY	4,000,000	24,406,049
0.200%, 09/20/32	JPY	4,580,000	27,770,978
0.500%, 12/20/32	JPY	3,000,000	18,611,927
0.400%, 06/20/33	JPY	4,500,000	27,530,704
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	1,440,000	10,434,944
Japan Government Twenty Year
Bonds
1.500%, 03/20/34	JPY	1,500,000	10,074,723
1.400%, 09/20/34	JPY	2,700,000	17,931,465
1.200%, 09/20/35	JPY	3,550,000	22,979,618
0.400%, 03/20/36	JPY	4,630,000	27,233,377
0.600%, 09/20/37	JPY	2,200,000	12,943,056
0.500%, 12/20/41	JPY	2,268,000	12,122,364
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		4,053	3,630,656
2.559%, 02/25/30		5,000	4,274,024
3.556%, 06/15/32	EUR	4,069	4,345,163
3.751%, 07/18/39		3,155	2,569,819
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	12,784	11,494,687
0.797%, 04/15/30	EUR	923	830,529
0.693%, 10/07/30	EUR	1,620	1,423,751
2.096%, 04/08/32	EUR	2,850	2,690,210
Nissan Motor Acceptance Co. LLC
Ω 2.450%, 09/15/28		800	680,575
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		6,300	5,730,156

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	$8,812,743
Sumitomo Mitsui Financial Group, Inc.
# 3.944%, 07/19/28		700	661,717
3.040%, 07/16/29		9,750	8,645,256
0.632%, 10/23/29	EUR	2,000	1,813,925
2.750%, 01/15/30		790	680,811
2.130%, 07/08/30		4,000	3,271,791
2.222%, 09/17/31		6,000	4,766,838

TOTAL JAPAN			284,162,676

LUXEMBOURG — (0.2%)
JAB Holdings BV
1.000%, 07/14/31	EUR	800	703,019
Prologis International Funding II SA
2.375%, 11/14/30	EUR	4,550	4,363,563
1.625%, 06/17/32	EUR	1,000	881,074

TOTAL LUXEMBOURG			5,947,656

NETHERLANDS — (1.0%)
BNG Bank NV
1.600%, 11/27/30	AUD	3,000	1,565,467
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		3,600	3,575,094
Heineken NV
4.125%, 03/23/35	EUR	1,500	1,649,962
Koninklijke KPN NV
5.750%, 09/17/29	GBP	1,500	1,916,891
Nederlandse Waterschapsbank NV
2.000%, 12/16/24	GBP	11,700	14,338,453
Shell International Finance BV
1.875%, 04/07/32	EUR	5,000	4,717,048

TOTAL NETHERLANDS			27,762,915

NEW ZEALAND — (0.6%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	26,800	15,763,945

NORWAY — (0.2%)
Aker BP ASA
Ω 6.000%, 06/13/33		1,000	997,900
Kommunalbanken AS
1.000%, 12/12/24	GBP	4,760	5,800,732

TOTAL NORWAY			6,798,632

87

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SPAIN — (0.4%)
Banco Santander SA
0.250%, 06/19/24	EUR	2,000	$2,123,968
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	300	294,244
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	202,198
4.400%, 07/13/27		2,000	1,914,757
Santander U.K. PLC
3.875%, 10/15/29	GBP	1,478	1,710,650
Telefonica Emisiones SA
5.445%, 10/08/29	GBP	650	814,181
7.045%, 06/20/36		4,530	4,851,399
Telefonica Europe BV
8.250%, 09/15/30		500	559,725

TOTAL SPAIN			12,471,122

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.9%)
Asian Development Bank
4.800%, 01/17/33	AUD	5,000	3,184,914
European Investment Bank
2.150%, 01/18/27	JPY	1,009,600	6,734,102
4.550%, 06/02/33	AUD	2,170	1,355,134
European Union
3.375%, 10/04/38	EUR	4,000	4,313,223
Inter-American
Development Bank
1.375%, 12/15/24	GBP	20,634	25,196,547
International Finance Corp.
2.875%, 12/18/24	GBP	4,300	5,298,693
1.250%, 02/06/31	AUD	3,000	1,532,268
1.500%, 04/15/35	AUD	10,100	4,529,488

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			52,144,369

SWITZERLAND — (0.7%)
UBS AG
0.500%, 03/31/31	EUR	4,000	3,432,502
UBS Group AG
0.875%, 11/03/31	EUR	17,900	15,288,539
0.625%, 02/24/33	EUR	200	159,656

TOTAL SWITZERLAND			18,880,697

UNITED KINGDOM — (4.8%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		300	238,164
Ω 5.500%, 08/11/32		1,000	958,817
Ω 5.950%, 10/15/33		5,000	4,923,178
Barclays PLC
4.375%, 01/12/26		2,000	1,950,397
3.250%, 02/12/27	GBP	1,657	1,940,390

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
3.250%, 01/17/33	GBP	7,500	$7,731,510
BAT Capital Corp.
2.726%, 03/25/31		4,000	3,303,980
BAT International Finance PLC
3.125%, 03/06/29	EUR	3,200	3,297,599
2.250%, 01/16/30	EUR	6,500	6,263,823
British Telecommunications PLC
5.125%, 12/04/28		1,000	984,459
Ω 3.250%, 11/08/29		600	533,269
3.125%, 11/21/31	GBP	1,500	1,611,920
Centrica PLC
4.375%, 03/13/29	GBP	1,000	1,199,116
CK Hutchison Group Telecom Finance SA
1.500%, 10/17/31	EUR	2,000	1,794,212
HSBC Holdings PLC
0.875%, 09/06/24	EUR	343	362,166
4.950%, 03/31/30		2,000	1,931,060
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24	GBP	3,453	4,284,028
Lloyds Banking Group PLC
3.750%, 01/11/27		3,500	3,336,112
LSEGA Financing PLC
Ω 3.200%, 04/06/41		1,736	1,253,892
National Grid Electricity Distribution South West PLC
2.375%, 05/16/29	GBP	1,300	1,415,814
National Grid PLC
0.750%, 09/01/33	EUR	5,000	3,983,212
4.275%, 01/16/35	EUR	500	538,573
Nationwide Building Society
3.250%, 09/05/29	EUR	4,800	5,011,782
NatWest Group PLC
4.800%, 04/05/26		2,600	2,554,475
Rolls-Royce PLC
Ω 3.625%, 10/14/25		3,000	2,880,002
3.375%, 06/18/26	GBP	800	953,407
Smith & Nephew PLC
2.032%, 10/14/30		200	160,972
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	4,200	3,910,871
Transport for London
4.000%, 09/12/33	GBP	5,900	6,669,555
U.K. Gilts
1.750%, 09/07/37	GBP	5,300	4,790,138
1.125%, 01/31/39	GBP	61,800	48,549,599
Vodafone Group PLC
4.200%, 12/13/27	AUD	1,800	1,118,969

88

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
6.150%, 02/27/37		5,000	$5,104,583

TOTAL UNITED KINGDOM			135,540,044

UNITED STATES — (41.4%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		209	163,989
Ω 2.500%, 02/10/41		5,400	3,457,035
Abbott Laboratories
5.300%, 05/27/40		8,660	8,545,406
AbbVie, Inc.
3.800%, 03/15/25		29	28,562
4.050%, 11/21/39		2,230	1,889,335
4.400%, 11/06/42		500	430,937
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		700	624,953
3.500%, 03/15/32		2,600	2,170,051
AECOM
5.125%, 03/15/27		5,660	5,498,717
Aetna, Inc.
6.750%, 12/15/37		700	746,358
Affiliated Managers Group,
Inc.
3.300%, 06/15/30		3,100	2,701,970
Air Products & Chemicals, Inc.
4.000%, 03/03/35	EUR	7,250	7,856,280
Alabama Power Co.
2.800%, 04/01/25		30	29,240
Allstate Corp.
5.950%, 04/01/36		600	614,104
Ally Financial, Inc.
8.000%, 11/01/31		7,775	8,417,772
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,756,624
3.125%, 06/15/31	EUR	4,118	4,031,463
2.450%, 02/04/32		612	483,155
5.800%, 02/14/39		1,000	976,562
4.500%, 05/02/43		1,000	803,560
Amazon.com, Inc.
3.875%, 08/22/37		400	344,040
2.875%, 05/12/41		12,000	8,642,488
American International Group, Inc.
1.875%, 06/21/27	EUR	2,603	2,615,609
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	913,498
0.950%, 10/05/30	EUR	2,000	1,764,377
1.000%, 01/15/32	EUR	3,247	2,759,311
4.050%, 03/15/32		2,725	2,434,811
Ameriprise Financial, Inc.
4.500%, 05/13/32		700	659,244

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Amgen, Inc.
3.125%, 05/01/25		37	$36,077
3.350%, 02/22/32		655	567,996
3.150%, 02/21/40		2,000	1,459,342
4.950%, 10/01/41		1,500	1,360,036
Aon Global Ltd.
3.500%, 06/14/24		107	106,732
Apache Corp.
6.000%, 01/15/37		500	485,159
Apple, Inc.
2.500%, 02/09/25		53	51,860
3.000%, 06/20/27		64	60,222
3.850%, 05/04/43		8,000	6,555,506
Ares Capital Corp.
4.200%, 06/10/24		6,000	5,988,369
3.875%, 01/15/26		4,000	3,851,437
3.200%, 11/15/31		3,700	3,022,870
Arizona Public Service Co.
# 2.600%, 08/15/29		800	696,315
2.200%, 12/15/31		500	395,799
5.050%, 09/01/41		700	622,648
Arrow Electronics, Inc.
3.875%, 01/12/28		2,203	2,071,736
Ashland, Inc.
Ω 3.375%, 09/01/31		12,070	10,011,318
Assurant, Inc.
2.650%, 01/15/32		4,450	3,559,450
AT&T, Inc.
4.375%, 09/14/29	GBP	500	596,663
2.600%, 12/17/29	EUR	1,463	1,474,156
3.550%, 12/17/32	EUR	1,500	1,563,146
2.550%, 12/01/33		181	139,710
4.850%, 03/01/39		1,700	1,514,593
3.500%, 06/01/41		4,355	3,229,229
4.300%, 12/15/42		3,500	2,844,919
AutoNation, Inc.
2.400%, 08/01/31		7,300	5,723,926
3.850%, 03/01/32		8,000	6,918,131
AutoZone, Inc.
3.250%, 04/15/25		72	70,350
Avnet, Inc.
4.625%, 04/15/26		65	63,465
3.000%, 05/15/31		555	449,187
Ball Corp.
2.875%, 08/15/30		5,865	4,897,819
Bank of America Corp.
2.300%, 07/25/25	GBP	200	240,721
5.875%, 02/07/42		13,200	13,497,746
Bath & Body Works, Inc.
5.250%, 02/01/28		2,000	1,923,429
Baxter International, Inc.
1.300%, 05/15/29	EUR	1,300	1,232,282
Belo Corp.
7.250%, 09/15/27		1,000	1,010,358

89

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	$80,206
2.000%, 03/18/34	EUR	6,500	6,053,124
2.375%, 06/19/39	GBP	15,000	12,959,385
4.400%, 05/15/42		200	178,364
Berkshire Hathaway, Inc.
0.440%, 09/13/29	JPY	2,020,000	12,290,560
0.437%, 04/15/31	JPY	2,050,000	12,043,425
0.472%, 01/23/32	JPY	1,100,000	6,396,986
# 4.500%, 02/11/43		200	182,181
Black Hills Corp.
4.350%, 05/01/33		2,250	1,983,837
BlackRock, Inc.
4.750%, 05/25/33		5,000	4,812,058
Block Financial LLC
2.500%, 07/15/28		1,500	1,318,455
Block, Inc.
3.500%, 06/01/31		9,932	8,390,098
Boardwalk Pipelines LP
3.600%, 09/01/32		1,700	1,435,193
Boeing Co.
2.500%, 03/01/25		75	72,720
2.950%, 02/01/30		500	420,144
Booking Holdings, Inc.
4.750%, 11/15/34	EUR	5,000	5,716,748
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,385,281
Boston Properties LP
3.400%, 06/21/29		200	175,057
2.450%, 10/01/33		3,000	2,173,248
BP Capital Markets PLC
1.231%, 05/08/31	EUR	4,750	4,291,922
2.822%, 04/07/32	EUR	4,000	4,000,568
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	739,545
Bristol-Myers Squibb Co.
4.125%, 06/15/39		8,200	6,932,215
Brixmor Operating Partnership LP
2.500%, 08/16/31		2,550	2,042,541
Broadcom, Inc.
4.300%, 11/15/32		750	683,201
Ω 3.419%, 04/15/33		1,000	839,792
Ω 3.137%, 11/15/35		205	159,090
Ω 3.500%, 02/15/41		14,600	10,847,800
Broadstone Net Lease LLC
2.600%, 09/15/31		7,685	5,968,842
Brown & Brown, Inc.
4.200%, 09/15/24		54	53,637
4.500%, 03/15/29		800	763,426
Brunswick Corp.
2.400%, 08/18/31		2,700	2,098,957
# 4.400%, 09/15/32		10,000	8,791,022

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Campbell Soup Co.
3.300%, 03/19/25		47	$46,012
Capital One Financial Corp.
3.800%, 01/31/28		4,400	4,122,596
1.650%, 06/12/29	EUR	8,515	7,978,336
CBRE Services, Inc.
5.950%, 08/15/34		1,713	1,703,223
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	2,000	1,835,124
Cencora, Inc.
3.400%, 05/15/24		433	432,553
Chemours Co.
5.375%, 05/15/27		1,600	1,513,815
Choice Hotels International, Inc.
3.700%, 12/01/29		700	617,233
Chubb INA Holdings LLC
3.350%, 05/15/24		60	59,950
0.300%, 12/15/24	EUR	750	782,425
0.875%, 12/15/29	EUR	3,000	2,772,587
Cigna Group
4.800%, 08/15/38		7,336	6,567,150
Cisco Systems, Inc.
5.500%, 01/15/40		1,000	995,940
Citigroup, Inc.
8.125%, 07/15/39		3,400	4,149,882
5.875%, 01/30/42		4,000	4,039,169
CMS Energy Corp.
3.600%, 11/15/25		37	35,760
3.000%, 05/15/26		58	55,041
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	2,550	2,455,180
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,201,416
5.250%, 05/30/29		1,600	1,538,160
Comcast Corp.
0.750%, 02/20/32	EUR	4,700	4,050,293
4.400%, 08/15/35		500	450,634
4.600%, 10/15/38		4,600	4,097,902
3.250%, 11/01/39		3,780	2,800,985
Conagra Brands, Inc.
5.300%, 11/01/38		5,000	4,579,731
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		15	14,785
5.500%, 12/01/39		1,905	1,837,099
Constellation Energy Generation LLC
6.250%, 10/01/39		1,500	1,508,925
Continental Resources, Inc.
Ω 5.750%, 01/15/31		3,000	2,936,966

90

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Ω 2.875%, 04/01/32		3,000	$2,397,685
COPT Defense Properties LP
2.750%, 04/15/31		2,000	1,606,705
2.900%, 12/01/33		2,875	2,187,734
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	77,810
Ω 3.500%, 08/15/27		800	751,121
Ω 4.800%, 02/01/35		8,000	7,160,663
Ω 8.375%, 03/01/39		2,225	2,556,543
Crown Castle, Inc.
2.900%, 04/01/41		1,600	1,071,197
CSX Corp.
6.150%, 05/01/37		3,000	3,158,251
CVS Health Corp.
3.375%, 08/12/24		174	172,868
3.250%, 08/15/29		300	269,006
6.125%, 09/15/39		800	792,725
4.125%, 04/01/40		1,000	798,711
Dell, Inc.
6.500%, 04/15/38		3,500	3,648,522
Dentsply Sirona, Inc.
3.250%, 06/01/30		5,000	4,316,413
Devon Energy Corp.
5.600%, 07/15/41		197	182,192
4.750%, 05/15/42		1,000	831,769
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		12,700	10,477,198
Digital Dutch Finco BV
1.250%, 02/01/31	EUR	1,050	914,884
Discovery Communications LLC
3.900%, 11/15/24		63	62,339
3.450%, 03/15/25		66	64,500
1.900%, 03/19/27	EUR	5,700	5,760,910
3.625%, 05/15/30		3,000	2,612,232
Dominion Energy, Inc.
4.900%, 08/01/41		1,500	1,301,215
Dow Chemical Co.
1.125%, 03/15/32	EUR	1,932	1,690,578
4.250%, 10/01/34		1,055	945,957
DPL, Inc.
4.125%, 07/01/25		940	913,075
4.350%, 04/15/29		5,029	4,534,091
Duke Energy Corp.
3.850%, 06/15/34	EUR	5,000	5,136,543
3.300%, 06/15/41		1,250	887,335
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,411,818
Eagle Materials, Inc.
2.500%, 07/01/31		500	409,674
Eastman Chemical Co.
3.800%, 03/15/25		51	50,101
1.875%, 11/23/26	EUR	5,000	5,061,999
Edison International
4.125%, 03/15/28		995	936,091

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Elevance Health, Inc.
3.500%, 08/15/24		58	$57,621
4.625%, 05/15/42		1,000	865,052
4.650%, 01/15/43		2,000	1,722,180
Emerson Electric Co.
3.150%, 06/01/25		62	60,586
Energy Transfer LP
3.750%, 05/15/30		1,755	1,583,217
EnerSys
Ω 4.375%, 12/15/27		3,700	3,460,382
Entergy Corp.
2.800%, 06/15/30		1,600	1,364,714
EPR Properties
4.950%, 04/15/28		1,500	1,409,698
3.750%, 08/15/29		7,600	6,598,334
3.600%, 11/15/31		6,000	4,870,735
EQM Midstream Partners LP
Ω 4.750%, 01/15/31		3,500	3,198,065
Equifax, Inc.
3.250%, 06/01/26		900	855,540
3.100%, 05/15/30		800	696,880
Equinix, Inc.
2.500%, 05/15/31		545	444,403
Equitable Holdings, Inc.
4.350%, 04/20/28		800	762,046
Exelon Corp.
3.950%, 06/15/25		27	26,474
Expedia Group, Inc.
# 3.250%, 02/15/30		1,000	882,105
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	5,170	5,485,646
0.835%, 06/26/32	EUR	3,000	2,577,385
2.995%, 08/16/39		200	148,467
4.227%, 03/19/40		9,000	7,830,334
FedEx Corp.
0.950%, 05/04/33	EUR	3,900	3,232,481
4.900%, 01/15/34		600	570,892
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		3,000	2,971,260
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	2,519,034
2.450%, 03/15/31		2,350	1,874,609
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	2,885,168
3.100%, 03/01/41		39	27,148
Fiserv, Inc.
1.625%, 07/01/30	EUR	10,300	9,603,503
3.000%, 07/01/31	GBP	2,000	2,152,225

91

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		1,500	$1,289,398
Flex Ltd.
4.875%, 06/15/29		549	526,543
4.875%, 05/12/30		10,200	9,685,471
Flowserve Corp.
3.500%, 10/01/30		300	260,527
2.800%, 01/15/32		13,730	11,022,876
FMC Corp.
# 5.650%, 05/18/33		1,500	1,437,947
Ford Motor Co.
# 3.250%, 02/12/32		1,000	805,431
Ford Motor Credit Co. LLC
4.134%, 08/04/25		500	487,655
5.113%, 05/03/29		301	286,802
4.000%, 11/13/30		613	534,220
3.625%, 06/17/31		1,000	844,514
Fortune Brands Innovations, Inc.
4.000%, 03/25/32		500	444,523
Fox Corp.
4.709%, 01/25/29		279	269,771
5.476%, 01/25/39		1,000	915,886
GATX Corp.
3.250%, 03/30/25		60	58,588
3.250%, 09/15/26		32	30,304
3.500%, 03/15/28		500	464,148
3.500%, 06/01/32		3,065	2,600,108
General Motors Co.
6.125%, 10/01/25		2,000	2,006,727
4.200%, 10/01/27		1,400	1,336,003
6.800%, 10/01/27		1,035	1,068,827
5.150%, 04/01/38		1,000	900,886
General Motors Financial Co., Inc.
4.350%, 01/17/27		1,058	1,023,490
3.600%, 06/21/30		1,000	880,345
2.700%, 06/10/31		2,500	2,025,777
3.100%, 01/12/32		1,000	824,627
Gilead Sciences, Inc.
2.600%, 10/01/40		960	642,452
5.650%, 12/01/41		10,700	10,491,024
GlaxoSmithKline Capital PLC
5.250%, 12/19/33	GBP	1,388	1,774,568
Global Payments, Inc.
2.900%, 05/15/30		2,900	2,471,605
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		500	485,394
3.250%, 01/15/32		500	408,979

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Goldman Sachs Group, Inc.
3.800%, 03/15/30		950	$869,012
0.750%, 03/23/32	EUR	6,379	5,382,037
6.125%, 02/15/33		684	712,238
Goodyear Tire & Rubber Co.
# 4.875%, 03/15/27		2,739	2,626,219
Graphic Packaging International LLC
Ω 3.500%, 03/15/28		879	796,521
Ω 3.750%, 02/01/30		4,540	3,950,155
Halliburton Co.
2.920%, 03/01/30		300	262,499
Hanesbrands, Inc.
#Ω 4.875%, 05/15/26		7,800	7,544,188
Hasbro, Inc.
6.350%, 03/15/40		1,350	1,344,288
HAT Holdings I LLC/HAT Holdings II LLC
#Ω 3.750%, 09/15/30		5,400	4,480,362
HCA, Inc.
3.500%, 09/01/30		725	639,205
7.500%, 11/06/33		273	297,557
Healthcare Realty Holdings LP
2.000%, 03/15/31		1,600	1,235,504
Hess Corp.
# 5.600%, 02/15/41		5,500	5,350,868
Home Depot, Inc.
5.875%, 12/16/36		500	518,252
3.300%, 04/15/40		2,000	1,518,018
5.400%, 09/15/40		2,500	2,440,744
4.200%, 04/01/43		600	499,672
Howmet Aerospace, Inc.
6.875%, 05/01/25		32	32,242
6.750%, 01/15/28		700	722,700
# 5.950%, 02/01/37		500	499,823
HP, Inc.
# 5.500%, 01/15/33		2,000	1,969,687
# 6.000%, 09/15/41		10,400	10,319,208
Humana, Inc.
3.850%, 10/01/24		91	90,248
Huntsman International LLC
4.500%, 05/01/29		4,750	4,432,034
Hyatt Hotels Corp.
4.375%, 09/15/28		5,300	5,047,225
Intel Corp.
4.600%, 03/25/40		1,200	1,060,755
2.800%, 08/12/41		1,657	1,116,640
5.625%, 02/10/43		11,900	11,566,413

92

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
2.650%, 09/15/40		2,611	$1,779,945
International Business Machines Corp.
0.650%, 02/11/32	EUR	13,860	11,866,755
2.850%, 05/15/40		1,500	1,041,522
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		3,500	2,380,977
Interpublic Group of Cos., Inc.
4.650%, 10/01/28		500	481,577
Interstate Power & Light Co.
5.700%, 10/15/33		500	497,401
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	772,867
2.700%, 01/15/34		2,100	1,615,564
J M Smucker Co.
3.500%, 03/15/25		58	56,926
Jabil, Inc.
3.600%, 01/15/30		1,483	1,312,495
Jackson Financial, Inc.
3.125%, 11/23/31		1,671	1,368,937
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	737,449
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		106	104,647
Jefferies Financial Group, Inc.
4.850%, 01/15/27		57	55,895
2.625%, 10/15/31		1,200	953,642
2.750%, 10/15/32		3,200	2,483,816
John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.143%, 06/08/26		5,000	5,046,046
Johnson & Johnson
2.450%, 03/01/26		38	36,253
2.950%, 03/03/27		100	94,797
JPMorgan Chase & Co.
5.500%, 10/15/40		2,700	2,660,335
5.600%, 07/15/41		11,700	11,643,572
5.400%, 01/06/42		1,800	1,752,470
Juniper Networks, Inc.
3.750%, 08/15/29		3,600	3,285,850
2.000%, 12/10/30		750	590,487
KB Home
4.000%, 06/15/31		2,315	2,010,516

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Kemper Corp.
2.400%, 09/30/30		5,200	$4,097,258
3.800%, 02/23/32		3,500	2,884,761
Kilroy Realty LP
2.500%, 11/15/32		10,500	7,675,035
Kimco Realty OP LLC
1.900%, 03/01/28		400	349,736
Kinder Morgan Energy Partners LP
4.250%, 09/01/24		500	497,066
6.950%, 01/15/38		4,500	4,797,014
5.000%, 08/15/42		1,000	855,272
5.000%, 03/01/43		6,900	5,891,896
Kroger Co.
# 6.900%, 04/15/38		1,500	1,634,678
Laboratory Corp. of America Holdings
3.250%, 09/01/24		500	495,542
Las Vegas Sands Corp.
# 3.900%, 08/08/29		2,221	1,981,806
Lazard Group LLC
4.500%, 09/19/28		1,800	1,713,565
Lear Corp.
3.800%, 09/15/27		2,076	1,965,591
4.250%, 05/15/29		500	469,146
Legg Mason, Inc.
3.950%, 07/15/24		55	54,746
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	5,200	5,407,211
Ω 4.569%, 02/01/29		78	74,044
4.625%, 12/02/30	EUR	2,000	2,186,564
Lincoln National Corp.
# 3.050%, 01/15/30		7,900	6,824,264
3.400%, 01/15/31		127	108,717
6.300%, 10/09/37		3,550	3,500,813
7.000%, 06/15/40		800	846,936
Loews Corp.
4.125%, 05/15/43		3,000	2,428,839
LYB International Finance II BV
1.625%, 09/17/31	EUR	6,500	5,932,424
Marathon Petroleum Corp.
3.625%, 09/15/24		96	95,165
Markel Group, Inc.
3.350%, 09/17/29		4,300	3,832,319
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,473,546
4.000%, 04/15/28		5,901	5,591,030
4.650%, 12/01/28		650	627,808
2.750%, 10/15/33		250	196,941
Mars, Inc.
Ω 3.600%, 04/01/34		595	514,747
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	96,792

93

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
2.375%, 12/15/31		400	$324,761
Masonite International Corp.
Ω 3.500%, 02/15/30		10,200	8,937,834
Merck & Co., Inc.
2.750%, 02/10/25		136	133,152
Meta Platforms, Inc.
# 4.950%, 05/15/33		8,770	8,591,455
MetLife, Inc.
# 6.500%, 12/15/32		281	301,736
5.375%, 07/15/33		200	198,517
6.375%, 06/15/34		2,600	2,757,680
5.700%, 06/15/35		1,215	1,225,275
MGM Resorts International
4.625%, 09/01/26		2,693	2,592,980
Micron Technology, Inc.
5.327%, 02/06/29		550	544,591
2.703%, 04/15/32		500	404,647
3.366%, 11/01/41		1,500	1,064,553
Microsoft Corp.
# 5.300%, 02/08/41		12,000	12,473,549
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		500	433,646
#Ω 3.875%, 05/15/32		4,850	4,058,368
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	1,200	1,273,361
5.000%, 05/01/42		4,600	4,121,719
Morgan Stanley
1.750%, 01/30/25	EUR	2,000	2,102,534
7.250%, 04/01/32		300	334,703
6.375%, 07/24/42		3,527	3,803,860
Mosaic Co.
# 4.050%, 11/15/27		866	826,548
Motorola Solutions, Inc.
4.600%, 02/23/28		100	96,986
MPLX LP
4.125%, 03/01/27		2,876	2,772,630
4.000%, 03/15/28		1,500	1,421,760
4.500%, 04/15/38		3,500	2,991,108
Nasdaq, Inc.
0.900%, 07/30/33	EUR	1,000	824,395
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		1,232	1,401,899
Netflix, Inc.
Ω 5.375%, 11/15/29		500	498,573
NewMarket Corp.
2.700%, 03/18/31		3,255	2,676,209
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		4,700	4,379,297

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NIKE, Inc.
3.250%, 03/27/40		5,900	$4,518,767
Nordstrom, Inc.
4.000%, 03/15/27		500	474,532
4.375%, 04/01/30		2,300	2,052,770
NOV, Inc.
3.600%, 12/01/29		2,000	1,799,119
Novartis Capital Corp.
3.700%, 09/21/42		200	158,774
Nucor Corp.
3.125%, 04/01/32		2,300	1,962,616
NuStar Logistics LP
5.625%, 04/28/27		432	422,562
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	31,701
NVIDIA Corp.
3.500%, 04/01/40		1,000	803,989
Omnicom Group, Inc.
4.200%, 06/01/30		300	279,557
OneMain Finance Corp.
6.875%, 03/15/25		1,500	1,509,825
7.125%, 03/15/26		5,000	5,045,500
ONEOK, Inc.
4.000%, 07/13/27		77	73,404
4.550%, 07/15/28		1,766	1,698,277
4.350%, 03/15/29		1,273	1,207,289
6.350%, 01/15/31		1,600	1,649,911
Oracle Corp.
3.800%, 11/15/37		2,000	1,601,923
6.125%, 07/08/39		1,400	1,406,882
3.600%, 04/01/40		2,000	1,498,589
5.375%, 07/15/40		1,100	1,015,474
3.650%, 03/25/41		9,000	6,706,509
Owens Corning
4.200%, 12/01/24		2,000	1,980,204
Paramount Global
7.875%, 07/30/30		2,013	2,077,942
# 4.950%, 01/15/31		500	440,596
# 4.200%, 05/19/32		3,000	2,449,933
5.500%, 05/15/33		400	345,428
Parker-Hannifin Corp.
# 3.300%, 11/21/24		71	70,103
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 3.400%, 11/15/26		1,589	1,501,276
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,415,846
Pfizer, Inc.
3.900%, 03/15/39		400	330,488
Philip Morris International, Inc.
2.875%, 05/01/24		5,800	5,800,000
3.250%, 11/10/24		68	67,206
2.875%, 05/14/29	EUR	2,650	2,709,670

94

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
0.800%, 08/01/31	EUR	4,700	$4,030,099
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	4,093,328
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30		4,600	4,122,419
6.700%, 05/15/36		800	818,941
6.650%, 01/15/37		1,700	1,755,002
4.300%, 01/31/43		534	412,748
PNC Financial Services Group, Inc.
2.550%, 01/22/30		1,100	939,421
Primerica, Inc.
2.800%, 11/19/31		4,350	3,547,821
Principal Financial Group, Inc.
6.050%, 10/15/36		500	511,309
4.625%, 09/15/42		1,000	861,156
Progress Energy, Inc.
7.750%, 03/01/31		730	812,673
7.000%, 10/30/31		630	682,043
Prologis Euro Finance LLC
0.625%, 09/10/31	EUR	1,493	1,254,337
0.500%, 02/16/32	EUR	11,500	9,408,844
Prudential Financial, Inc.
3.000%, 03/10/40		400	288,496
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	638,530
Public Storage Operating Co.
0.875%, 01/24/32	EUR	9,400	8,113,709
PulteGroup, Inc.
6.000%, 02/15/35		800	803,879
PVH Corp.
4.625%, 07/10/25		1,400	1,375,346
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	3,919
Radian Group, Inc.
4.500%, 10/01/24		6,000	5,954,619
Rayonier LP
2.750%, 05/17/31		3,185	2,570,895
Realty Income Corp.
5.875%, 03/15/35		156	155,914
Rockwell Automation, Inc.
2.875%, 03/01/25		67	65,546
Royalty Pharma PLC
2.150%, 09/02/31		1,600	1,254,060
3.300%, 09/02/40		2,900	2,043,703
RTX Corp.
4.450%, 11/16/38		1,000	863,808
4.500%, 06/01/42		3,000	2,548,890

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Ryder System, Inc.
2.500%, 09/01/24		700	$692,023
Sabra Health Care LP
3.900%, 10/15/29		7,230	6,386,258
3.200%, 12/01/31		3,658	2,939,091
Schlumberger Finance BV
2.000%, 05/06/32	EUR	2,900	2,756,648
Seagate HDD Cayman
4.091%, 06/01/29		900	818,663
4.125%, 01/15/31		9,500	8,245,056
5.750%, 12/01/34		2,800	2,654,967
Sealed Air Corp.
Ω 4.000%, 12/01/27		1,600	1,480,037
Ω 6.875%, 07/15/33		3,492	3,515,148
Sempra
3.800%, 02/01/38		1,253	994,744
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		5,000	4,476,435
Shell International Finance BV
6.375%, 12/15/38		400	432,283
5.500%, 03/25/40		5,800	5,776,383
3.625%, 08/21/42		200	155,391
Simon Property Group LP
2.450%, 09/13/29		3,500	3,011,827
2.650%, 07/15/30		7,264	6,197,372
2.250%, 01/15/32		500	396,575
Steel Dynamics, Inc.
3.250%, 01/15/31		300	260,353
Steelcase, Inc.
5.125%, 01/18/29		542	506,955
Stellantis Finance U.S., Inc.
Ω 2.691%, 09/15/31		800	654,412
Store Capital LLC
4.625%, 03/15/29		200	185,752
Stryker Corp.
3.375%, 05/15/24		6	5,995
Sutter Health
2.294%, 08/15/30		1,200	1,006,267
Tanger Properties LP
2.750%, 09/01/31		1,000	798,017
Tapestry, Inc.
3.050%, 03/15/32		1,800	1,429,684
Targa Resources Corp.
4.200%, 02/01/33		1,500	1,324,030
Taylor Morrison Communities, Inc.
Ω 5.875%, 06/15/27		100	98,456
Ω 5.750%, 01/15/28		5,000	4,861,543
Ω 5.125%, 08/01/30		650	605,262
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,665,644
Textron, Inc.
2.450%, 03/15/31		750	615,413

95

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
2.375%, 04/15/32	EUR	4,821	$4,744,067
Timken Co.
4.125%, 04/01/32		600	532,025
T-Mobile USA, Inc.
4.375%, 04/15/40		6,700	5,707,883
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	1,758,409
4.350%, 02/15/28		4,018	3,841,583
3.800%, 11/01/29		4,000	3,644,066
Travelers Cos., Inc.
6.250%, 06/15/37		600	633,913
5.350%, 11/01/40		500	485,122
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	3,396,070
Trimble, Inc.
4.750%, 12/01/24		1,300	1,290,371
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		1,700	1,448,660
4.125%, 12/01/41		7,011	5,806,650
U.S. Cellular Corp.
# 6.700%, 12/15/33		800	780,645
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,884,502
United Parcel Service, Inc.
5.200%, 04/01/40		500	479,984
4.875%, 11/15/40		255	234,235
UnitedHealth Group, Inc.
4.625%, 07/15/35		777	728,732
3.500%, 08/15/39		5,300	4,162,968
2.750%, 05/15/40		3,000	2,101,292
Unum Group
3.875%, 11/05/25		23	22,221
4.000%, 06/15/29		1,100	1,014,853
5.750%, 08/15/42		125	117,583
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,083,859
3.125%, 11/22/28	EUR	3,400	3,489,315
Verizon Communications, Inc.
4.329%, 09/21/28		200	191,641
2.625%, 12/01/31	EUR	2,500	2,483,733
2.355%, 03/15/32		53	42,287
4.750%, 02/17/34	GBP	1,500	1,776,744
3.400%, 03/22/41		5,000	3,722,565
VF Corp.
# 2.950%, 04/23/30		2,166	1,724,041
Viatris, Inc.
3.850%, 06/22/40		12,500	8,828,789
VMware LLC
3.900%, 08/21/27		3,521	3,332,637
Vontier Corp.
2.950%, 04/01/31		12,875	10,539,693

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Voya Financial, Inc.
5.700%, 07/15/43		500	$469,417
Walgreens Boots Alliance, Inc.
2.125%, 11/20/26	EUR	2,700	2,727,111
Walmart, Inc.
5.250%, 09/28/35	GBP	4,886	6,249,253
4.875%, 07/08/40		7,644	7,219,503
2.500%, 09/22/41		200	135,443
Walt Disney Co.
6.400%, 12/15/35		300	322,327
4.625%, 03/23/40		1,500	1,361,112
Waste Management, Inc.
2.950%, 06/01/41		1,000	712,166
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,661
Wells Fargo & Co.
3.000%, 02/19/25		190	185,894
4.150%, 01/24/29		1,000	946,316
2.500%, 05/02/29	GBP	750	818,505
0.625%, 03/25/30	EUR	1,016	897,659
0.625%, 08/14/30	EUR	3,461	3,022,805
Welltower OP LLC
3.100%, 01/15/30		1,000	878,375
Western Digital Corp.
4.750%, 02/15/26		980	953,645
2.850%, 02/01/29		4,800	4,054,092
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,675,159
3.375%, 06/15/30		500	439,222
Weyerhaeuser Co.
7.375%, 03/15/32		254	281,408
Whirlpool Corp.
3.700%, 05/01/25		145	142,245
Willis North America, Inc.
2.950%, 09/15/29		600	525,407
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	35,991
WP Carey, Inc.
2.450%, 02/01/32		1,900	1,488,780
WRKCo, Inc.
# 4.200%, 06/01/32		2,150	1,958,168
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		1,670	1,622,589
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		3,875	3,626,318
3.625%, 03/15/31		2,470	2,134,393

TOTAL UNITED STATES			1,157,838,264

TOTAL BONDS			2,224,353,565

96

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (7.2%)
U.S. Treasury Bills
∞ 4.840%, 05/23/24	6,000	$5,980,640
∞ 4.938%, 05/30/24	2,000	1,991,501
U.S. Treasury Bonds
3.875%, 05/15/43	16,000	13,953,125
4.375%, 08/15/43	5,000	4,669,531
U.S. Treasury Floating Rate Notes
(r) 3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	21,000	20,993,495
U.S. Treasury Notes
# 2.500%, 05/15/24	4,000	3,995,463
# 2.500%, 05/31/24	36,000	35,912,920
# 1.750%, 06/30/24	10,800	10,733,660
# 3.000%, 06/30/24	20,000	19,918,360
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	42,000	42,048,611

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	42,000	$42,092,260

TOTAL U.S. TREASURY OBLIGATIONS		202,289,566

TOTAL INVESTMENT SECURITIES (Cost $2,906,013,674)		2,662,084,581

	Shares
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	11,899,995	137,659,139

TOTAL INVESTMENTS — (100.0%) (Cost $3,043,672,978)		$2,799,743,720

As of April 30, 2024, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	9,018,450	NZD	15,106,180	Morgan Stanley and Co. International	05/02/24	$117,136
USD	42,773,489	JPY	6,465,247,570	Societe Generale	05/02/24	1,780,257
USD	38,040,842	AUD	57,549,737	Societe Generale	05/07/24	754,525
USD	84,526,741	GBP	66,903,084	State Street Bank and Trust	05/08/24	925,688
USD	108,855,489	JPY	16,406,655,723	UBS AG	05/08/24	4,735,789
USD	7,039,330	NZD	11,628,509	Morgan Stanley and Co. International	05/10/24	187,267
USD	83,918,531	GBP	66,094,862	Bank of New York Mellon	05/13/24	1,325,318
AUD	2,322,194	USD	1,494,724	Citibank, N.A.	05/13/24	10,092
USD	65,071,289	EUR	60,569,526	State Street Bank and Trust	05/13/24	406,071
USD	65,155,158	AUD	99,816,297	State Street Bank and Trust	05/13/24	472,719
USD	35,197,590	AUD	54,225,762	Societe Generale	05/16/24	55,293
USD	111,432,224	JPY	17,139,972,129	Societe Generale	05/20/24	2,461,633
USD	76,367,349	GBP	61,020,118	Bank of New York Mellon	05/28/24	109,651
USD	4,756,272	GBP	3,801,737	Citibank, N.A.	05/28/24	5,188
USD	9,030,676	NZD	15,189,325	UBS AG	05/31/24	80,415
USD	41,363,666	JPY	6,432,132,765	Bank of New York Mellon	07/01/24	207,615
USD	61,754,959	EUR	56,796,400	State Street Bank and Trust	07/03/24	986,017
USD	60,566,788	EUR	55,744,550	HSBC Bank	07/05/24	917,760
USD	67,017,705	EUR	62,247,701	Australia and New Zealand Bank	07/10/24	394,656
EUR	4,122,007	USD	4,406,056	Australia and New Zealand Bank	07/10/24	5,684
EUR	4,753,227	USD	5,081,271	Goldman Sachs Capital Markets L.P.	07/12/24	6,526
USD	33,545,507	CAD	46,093,673	UBS AG	07/18/24	19,365
USD	59,185,929	EUR	55,019,996	HSBC Bank	07/24/24	260,529

Total Appreciation						$16,225,194

97

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	6,465,247,570	USD	41,200,390	Bank of New York Mellon	05/02/24	$(207,158)
NZD	15,106,180	USD	8,981,379	UBS AG	05/02/24	(80,065)
GBP	3,109,657	USD	3,890,222	Citibank, N.A.	05/08/24	(4,443)
AUD	3,284,724	USD	2,158,080	Bank of New York Mellon	05/13/24	(29,530)
GBP	2,588,734	USD	3,252,260	Royal Bank of Scotland	05/13/24	(17,336)
USD	61,632,179	EUR	57,615,724	Morgan Stanley and Co. International	07/11/24	(36,161)
USD	67,488,055	EUR	63,091,039	Australia and New Zealand Bank	07/12/24	(43,845)

Total (Depreciation)						$(418,538)

Total Appreciation (Depreciation)						$15,806,656

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$235,441,450	—	$235,441,450
Bonds	—	2,224,353,565	—	2,224,353,565
U.S. Treasury Obligations	—	202,289,566	—	202,289,566
Securities Lending Collateral	—	137,659,139	—	137,659,139

Total Investments in Securities	—	$2,799,743,720	—	$2,799,743,720

Financial Instruments
Assets
Forward Currency Contracts**	—	16,225,194	—	16,225,194
Liabilities
Forward Currency Contracts**	—	(418,538)	—	(418,538)

Total Financial Instruments	—	$15,806,656	—	$15,806,656

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (13.5%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26		5,760	$5,462,667
Federal Home Loan Banks
# 2.750%, 12/13/24		37,645	37,040,976
3.125%, 09/12/25		10,000	9,723,119
5.750%, 06/12/26		6,000	6,083,314
2.500%, 12/10/27		4,000	3,686,171
3.000%, 03/10/28		30,815	28,869,056
3.250%, 06/09/28		109,035	102,868,965
3.250%, 11/16/28		91,250	85,671,800
2.125%, 09/14/29		10,000	8,706,174
2.125%, 12/14/29		23,735	20,591,522
# 5.500%, 07/15/36		22,355	23,617,523
Federal Home Loan Mortgage Corp.
# 6.750%, 09/15/29		76,476	83,319,826
# 6.750%, 03/15/31		100,575	111,975,721
# 6.250%, 07/15/32		85,446	93,872,230
Federal National Mortgage Association
2.125%, 04/24/26		86,000	81,294,799
1.875%, 09/24/26		116,529	108,291,282
# 0.750%, 10/08/27		73,250	63,801,091
# 6.250%, 05/15/29		102,508	109,254,409
7.125%, 01/15/30		72,196	80,593,876
7.250%, 05/15/30		72,729	82,073,837
0.875%, 08/05/30		209,150	164,961,342
6.625%, 11/15/30		93,212	102,499,413
Tennessee Valley Authority
2.875%, 02/01/27		31,804	30,114,237
# 7.125%, 05/01/30		70,383	78,438,796
4.650%, 06/15/35		5,000	4,837,745
3.500%, 12/15/42		15,000	11,935,493

TOTAL AGENCY OBLIGATIONS			1,539,585,384

BONDS — (46.5%)

AUSTRALIA — (3.3%)
ANZ New Zealand International Ltd.
0.200%, 09/23/27	EUR	3,600	3,415,814
APA Infrastructure Ltd.
Ω 5.000%, 03/23/35		4,000	3,621,114
Australia & New Zealand Banking Group Ltd.
1.650%, 01/16/25	AUD	6,150	3,896,536
5.350%, 11/04/27	AUD	35,090	22,983,074

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
4.950%, 09/11/28	AUD	12,630	$8,152,395
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r) 3M Swap + 0.750%, FRN, 5.096%, 09/11/26	AUD	10,000	6,496,298
(r) 3M Swap + 1.200%, FRN, 5.549%, 11/04/27	AUD	10,000	6,571,131
BHP Billiton Finance Ltd.
3.000%, 05/29/24	EUR	5,000	5,331,040
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	5,000	3,211,774
2.400%, 01/14/27	AUD	4,500	2,727,048
4.400%, 08/18/27	AUD	6,120	3,894,921
5.000%, 01/13/28	AUD	10,780	6,980,771
4.900%, 08/17/28	AUD	26,650	17,172,880
Commonwealth Bank of Australia, Floating Rate Note,
(r)Ω SOFR + 0.400%, FRN, 5.753%, 07/07/25		15,000	15,012,712
(r) 3M Swap + 0.750%, FRN, 5.090%, 08/17/26	AUD	10,850	7,050,320
Glencore Funding LLC
Ω 2.500%, 09/01/30		4,600	3,806,599
#Ω 2.850%, 04/27/31		33,500	27,775,281
Ω 2.625%, 09/23/31		9,800	7,934,838
National Australia Bank Ltd.
2.350%, 02/25/25	AUD	11,100	7,046,983
3.900%, 05/30/25	AUD	1,208	774,686
(r) 3M Swap + 0.410%, FRN, 4.746%, 08/24/26	AUD	19,900	12,831,901
(r) 3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	19,000	12,366,149
2.900%, 02/25/27	AUD	4,750	2,909,041
(r) 3M Swap + 0.720%, FRN, 5.056%, 02/25/27	AUD	53,140	34,458,479
4.950%, 11/25/27	AUD	22,110	14,295,202
4.400%, 05/12/28	AUD	5,640	3,569,185

99

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
(r) 3M Swap + 1.000%, FRN, 5.347%, 05/12/28	AUD	15,500	$10,105,944
5.400%, 11/16/28	AUD	5,000	3,284,859
Rio Tinto Finance USA Ltd.
5.200%, 11/02/40		1,200	1,143,329
Westpac Banking Corp.
2.700%, 03/17/25	AUD	1,700	1,081,126
4.600%, 02/16/26	AUD	10,000	6,437,693
(r) 3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	23,500	15,265,267
(r) 3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	16,900	10,949,249
5.300%, 11/11/27	AUD	7,300	4,772,684
4.800%, 02/16/28	AUD	8,400	5,394,070
(r) 3M Swap + 0.980%, FRN, 5.318%, 02/16/28	AUD	6,500	4,236,479
5.000%, 09/19/28	AUD	35,900	23,207,444
2.150%, 06/03/31		57,000	46,624,978

TOTAL AUSTRALIA			376,789,294

BELGIUM — (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
5.875%, 06/15/35		2,846	2,929,076
4.375%, 04/15/38		5,800	5,139,415
5.450%, 01/23/39		12,986	12,766,352
4.950%, 01/15/42		5,000	4,599,663
Dexia SA
0.500%, 01/17/25	EUR	14,800	15,434,010

TOTAL BELGIUM			40,868,516

CANADA — (3.4%)
Alimentation Couche-Tard, Inc.
Ω 3.439%, 05/13/41		15,600	11,409,061
Bank of Montreal
2.280%, 07/29/24	CAD	10,300	7,430,455
Bank of Nova Scotia
2.490%, 09/23/24	CAD	27,400	19,695,995
2.450%, 02/02/32		24,575	19,738,624
Barrick North America Finance LLC
5.700%, 05/30/41		4,500	4,406,134
5.750%, 05/01/43		4,000	3,929,632
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	5,136,845

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	64,100	$46,427,276
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	12,100	8,710,611
6.092%, 10/03/33		4,800	4,883,399
Canadian Natural Resources Ltd.
2.950%, 07/15/30		12,722	10,925,303
5.850%, 02/01/35		3,000	2,931,037
6.250%, 03/15/38		6,000	6,047,755
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	826	596,749
Emera U.S. Finance LP
2.639%, 06/15/31		3,000	2,411,488
Enbridge Energy Partners LP
7.500%, 04/15/38		7,825	8,790,439
Enbridge, Inc.
3.500%, 06/10/24		880	877,857
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31		3,400	2,905,706
ITC Holdings Corp.
3.650%, 06/15/24		9,714	9,684,370
Nutrien Ltd.
3.000%, 04/01/25		3,460	3,373,638
Province of Alberta
3.600%, 04/11/28	AUD	2,900	1,777,845
Province of Ontario
3.200%, 05/16/24		203	202,818
3.500%, 06/02/24	CAD	74,100	53,745,040
Province of Quebec
3.750%, 09/01/24	CAD	25,000	18,080,667
Rogers Communications, Inc.
7.500%, 08/15/38		2,500	2,810,336
Royal Bank of Canada
0.250%, 05/02/24	EUR	2,400	2,561,281
2.352%, 07/02/24	CAD	12,100	8,748,406
2.609%, 11/01/24	CAD	8,200	5,882,330
5.000%, 01/24/28	GBP	6,500	8,035,121
5.000%, 02/01/33		5,000	4,820,193
Suncor Energy, Inc.
6.800%, 05/15/38		10,283	10,789,829
6.850%, 06/01/39		3,000	3,150,440
Toronto-Dominion Bank
3.200%, 03/10/32		40,300	34,365,913
# 4.456%, 06/08/32		20,850	19,343,969
TransCanada PipeLines Ltd.
4.625%, 03/01/34		20,566	18,674,416
6.200%, 10/15/37		3,000	3,008,225

100

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
7.250%, 08/15/38		7,000	$7,668,689
6.100%, 06/01/40		400	393,636

TOTAL CANADA			384,371,528

FINLAND — (0.2%)
Kuntarahoitus OYJ
Δ 0.000%, 11/15/24	EUR	14,000	14,648,416
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN

(r)Ω 6.095%, 03/19/27		2,925	2,932,359

TOTAL FINLAND			17,580,775
FRANCE — (0.6%)
Banque Federative du Credit Mutuel SA
1.750%, 12/19/24	GBP	5,000	6,113,636
BNP Paribas SA
1.000%, 06/27/24	EUR	2,700	2,868,388
1.875%, 12/14/27	GBP	4,000	4,434,010
Ω 4.400%, 08/14/28		2,200	2,090,215
BPCE SA
1.000%, 07/15/24	EUR	17,900	18,987,432
0.625%, 09/26/24	EUR	6,900	7,264,274
Credit Agricole SA
2.375%, 05/20/24	EUR	2,700	2,879,056
1.375%, 05/03/27	EUR	3,100	3,094,750
Ω 5.514%, 07/05/33		5,000	4,948,170
LeasePlan Corp. NV
2.125%, 05/06/25	EUR	5,000	5,239,592
Societe Generale SA
Ω 3.000%, 01/22/30		5,000	4,261,582
TotalEnergies Capital International SA
2.986%, 06/29/41		9,527	6,796,620

TOTAL FRANCE			68,977,725

GERMANY — (1.0%)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		1,053	1,043,034
Ω 4.375%, 12/15/28		10,200	9,489,268
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24		9,544	9,434,221
Deutsche Bank AG
2.625%, 02/12/26	EUR	4,800	5,007,953
E.ON International Finance BV
Ω 6.650%, 04/30/38		9,000	9,349,965
Heidelberg Materials AG
1.500%, 02/07/25	EUR	4,000	4,190,683
Kreditanstalt fuer Wiederaufbau
4.300%, 07/13/27	AUD	10,000	6,424,411

		Face Amount^ (000)	Value†
GERMANY — (Continued)
4.200%, 02/08/29	AUD	4,000	$2,539,439
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31		10,899	12,901,171
Siemens Financieringsmaatschappij NV
#Ω 2.875%, 03/11/41		1,161	834,298
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	1,400	1,494,457
0.125%, 03/24/25	EUR	4,800	4,950,178
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	3,200	3,978,408
Volkswagen Group of America Finance LLC
Ω 5.900%, 09/12/33		14,800	14,732,641
Volkswagen Leasing GmbH
Δ 0.000%, 07/19/24	EUR	24,497	25,918,380
1.375%, 01/20/25	EUR	1,083	1,135,573

TOTAL GERMANY			113,424,080

HONG KONG — (0.0%)
Prudential Funding Asia PLC
3.125%, 04/14/30		1,100	965,746
3.625%, 03/24/32		3,800	3,331,914

TOTAL HONG KONG			4,297,660

IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.850%, 10/29/41		3,000	2,260,771

ITALY — (0.1%)
Cassa Depositi e Prestiti SpA
1.500%, 06/21/24	EUR	1,800	1,914,107
Intesa Sanpaolo SpA
Ω 4.000%, 09/23/29		15,800	14,321,842

TOTAL ITALY			16,235,949

JAPAN — (1.9%)
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	6,600	6,922,741
Japan Government Five Year Bonds
0.300%, 12/20/28	JPY	2,000,000	12,595,251

101

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
Japan Government Ten Year Bonds
0.100%, 09/20/27	JPY	2,000,000	$12,584,726
0.100%, 06/20/28	JPY	1,000,000	6,265,796
0.100%, 09/20/28	JPY	5,100,000	31,898,323
0.100%, 12/20/28	JPY	1,500,000	9,363,123
Japan Government Twenty Year Bonds
2.100%, 03/20/26	JPY	2,000,000	13,119,234
Mitsubishi UFJ Financial Group, Inc.
0.339%, 07/19/24	EUR	420	444,802
0.872%, 09/07/24	EUR	5,000	5,279,868
3.677%, 02/22/27		495	473,292
3.741%, 03/07/29		1,900	1,769,955
3.195%, 07/18/29		4,977	4,458,371
2.048%, 07/17/30		13,830	11,286,766
4.286%, 07/26/38		400	351,027
3.751%, 07/18/39		11,191	9,115,324
MUFG Bank Ltd.
3.250%, 09/08/24		3,237	3,207,959
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	8,720,871
2.679%, 07/16/30		3,600	3,001,719
# 2.608%, 07/14/31		10,000	8,076,135
NTT Finance Corp.
Ω 4.142%, 07/26/24		1,805	1,798,144
0.010%, 03/03/25	EUR	1,500	1,550,331
ORIX Corp.
# 2.250%, 03/09/31		9,600	7,881,028
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	7,486	7,884,343
3.040%, 07/16/29		17,527	15,541,066
2.130%, 07/08/30		14,250	11,655,754
2.222%, 09/17/31		9,265	7,360,793
# 5.808%, 09/14/33		5,000	5,057,773
2.296%, 01/12/41		7,700	5,006,382
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,428	1,509,668

TOTAL JAPAN			214,180,565

NETHERLANDS — (0.7%)
BNG Bank NV
4.750%, 05/22/24		1,300	1,299,308
3.500%, 07/19/27	AUD	5,834	3,641,513
3.300%, 07/17/28	AUD	10,000	6,120,343
Cooperatieve Rabobank UA
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		10,500	10,550,922

		Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
(r) 3M Swap + 0.880%, FRN, 5.217%, 05/22/26	AUD	500	$325,048
(r) 3M Swap + 0.730%, FRN, 5.141%, 01/27/27	AUD	1,600	1,034,583
(r) 3M Swap + 0.870%, FRN, 5.206%, 02/26/27	AUD	7,800	5,063,140
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		5,500	5,514,492
(r) 3M Swap + 1.150%, FRN, 5.483%, 11/21/28	AUD	25,000	16,305,615
(r) 3M Swap + 1.030%, FRN, 5.366%, 02/26/29	AUD	5,700	3,698,503
5.250%, 05/24/41		5,700	5,483,547
ING Groep NV
3.000%, 02/18/26	GBP	1,200	1,437,504
4.050%, 04/09/29		4,000	3,730,321
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	4,100	2,615,275
3.450%, 07/17/28	AUD	25,100	15,459,124

TOTAL NETHERLANDS			82,279,238

NEW ZEALAND — (0.3%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	46,800	27,528,082
New Zealand Local Government Funding Agency Bonds
4.700%, 08/01/28	AUD	10,000	6,449,731

TOTAL NEW ZEALAND			33,977,813

NORWAY — (0.1%)
Equinor ASA
1.750%, 01/22/26		3,000	2,825,525
Kommunalbanken AS
4.250%, 07/16/25	AUD	1,000	644,335
4.350%, 01/18/28	AUD	12,000	7,678,306
3.400%, 07/24/28	AUD	1,692	1,036,182
Norsk Hydro ASA
1.125%, 04/11/25	EUR	5,000	5,195,840

TOTAL NORWAY			17,380,188

102

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
SPAIN — (0.7%)
Banco Bilbao Vizcaya Argentaria SA
0.375%, 10/02/24	EUR	5,000	$5,257,692
3.375%, 09/20/27	EUR	15,000	15,879,016
Banco Santander SA
3.800%, 02/23/28		4,800	4,467,665
3.490%, 05/28/30		4,000	3,513,017
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	17,265,365
Telefonica Emisiones SA
7.045%, 06/20/36		13,000	13,922,337
Telefonica Europe BV
8.250%, 09/15/30		16,567	18,545,944

TOTAL SPAIN			78,851,036

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.9%)
African Development Bank
4.000%, 01/10/25	AUD	19,170	12,356,236
3.300%, 07/27/27	AUD	5,000	3,103,854
3.350%, 08/08/28	AUD	10,400	6,375,607
Asian Development Bank
3.300%, 08/08/28	AUD	5,000	3,071,383
European Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.679%, 02/20/28		30,400	30,413,984
(r) SOFR + 0.300%, FRN, 5.649%, 02/16/29		3,772	3,752,850
European Financial Stability Facility
1.750%, 06/27/24	EUR	27,296	29,037,614
European Investment Bank
4.750%, 08/07/24	AUD	9,000	5,834,124
1.700%, 11/15/24	AUD	3,880	2,475,867
Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r) 5.705%, 10/04/27		3,000	3,000,109
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	4,500	3,243,700

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
0.750%, 05/24/28	AUD	5,000	$2,776,559

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			105,441,887

SWEDEN — (0.2%)
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	18,300	19,408,568
Svenska Handelsbanken AB, Floating Rate Note, 3M Swap + 0.450%, FRN
(r) 4.789%, 03/04/26	AUD	5,550	3,575,994

TOTAL SWEDEN			22,984,562

SWITZERLAND — (0.1%)
UBS AG
0.010%, 03/31/26	EUR	2,000	1,989,245
UBS Group AG
Ω 4.125%, 09/24/25		10,990	10,720,547

TOTAL SWITZERLAND			12,709,792

UNITED KINGDOM — (1.4%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		4,750	3,770,929
Ω 5.950%, 10/15/33		6,500	6,400,131
AstraZeneca PLC
6.450%, 09/15/37		3,700	4,023,982
Barclays PLC
3.650%, 03/16/25		14,330	14,058,549
BAT Capital Corp.
4.906%, 04/02/30		20,600	19,727,160
Diageo Capital PLC
2.125%, 04/29/32		2,555	2,033,378
HSBC Holdings PLC
0.875%, 09/06/24	EUR	7,520	7,940,199
4.300%, 03/08/26		13,770	13,444,513
4.950%, 03/31/30		12,700	12,262,232
6.100%, 01/14/42		4,500	4,665,388
HSBC USA, Inc.
3.500%, 06/23/24		23,674	23,589,687
Lloyds Bank Corporate Markets PLC
1.750%, 07/11/24	GBP	2,201	2,730,711
Lloyds Banking Group PLC
3.750%, 01/11/27		3,530	3,364,708

103

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	3,170	$3,343,830
LSEGA Financing PLC
Ω 3.200%, 04/06/41		24,202	17,480,813
Motability Operations Group PLC
0.875%, 03/14/25	EUR	6,323	6,579,333
Nationwide Building Society
Ω 3.900%, 07/21/25		4,200	4,117,820
RELX Capital, Inc.
4.750%, 05/20/32		3,633	3,492,117
Vodafone Group PLC
7.875%, 02/15/30		7,107	7,927,392

TOTAL UNITED KINGDOM			160,952,872

UNITED STATES — (31.2%)
3M Co.
# 2.875%, 10/15/27		4,534	4,166,690
5.700%, 03/15/37		3,500	3,570,540
7-Eleven, Inc.
Ω 1.800%, 02/10/31		11,653	9,143,362
Ω 2.500%, 02/10/41		30,950	19,813,935
Abbott Laboratories
2.950%, 03/15/25		5,200	5,087,832
4.750%, 04/15/43		10,000	9,167,882
AbbVie, Inc.
3.600%, 05/14/25		300	294,307
4.500%, 05/14/35		1,000	923,078
4.300%, 05/14/36		5,000	4,500,721
Acuity Brands Lighting, Inc.
2.150%, 12/15/30		1,642	1,322,990
AEP Texas, Inc.
4.700%, 05/15/32		20,000	18,542,838
Aetna, Inc.
3.500%, 11/15/24		4,959	4,898,685
6.750%, 12/15/37		8,500	9,062,922
Affiliated Managers Group, Inc.
3.300%, 06/15/30		21,400	18,652,311
Air Products & Chemicals, Inc.
2.700%, 05/15/40		400	277,301
Allegion PLC
3.500%, 10/01/29		10,000	9,033,899
Allstate Corp.
5.250%, 03/30/33		4,400	4,294,653
5.350%, 06/01/33		7,500	7,405,133
Altria Group, Inc.
3.400%, 05/06/30		10,700	9,493,335
2.450%, 02/04/32		27,231	21,498,033

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.400%, 02/04/41	6,000	$4,201,693
4.250%, 08/09/42	400	311,982
4.500%, 05/02/43	9,100	7,312,396
Amazon.com, Inc.
2.100%, 05/12/31	10,294	8,471,699
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	2,087,440
Amdocs Ltd.
2.538%, 06/15/30	2,000	1,672,135
American Express Co.
3.300%, 05/03/27	5,196	4,889,226
American Tower Corp.
2.700%, 04/15/31	300	247,806
2.300%, 09/15/31	6,375	5,065,039
4.050%, 03/15/32	2,325	2,077,407
Ameriprise Financial, Inc.
4.500%, 05/13/32	8,200	7,722,572
Amgen, Inc.
2.300%, 02/25/31	3,400	2,803,463
2.000%, 01/15/32	9,200	7,221,584
3.350%, 02/22/32	14,200	12,313,803
3.150%, 02/21/40	26,545	19,369,115
2.800%, 08/15/41	26,250	17,976,482
Analog Devices, Inc.
3.450%, 06/15/27	3,931	3,724,728
2.800%, 10/01/41	1,800	1,240,011
Aon Corp.
4.500%, 12/15/28	2,300	2,208,034
2.800%, 05/15/30	13,400	11,538,783
Aon Global Ltd.
3.500%, 06/14/24	8,747	8,725,120
Apple, Inc.
2.375%, 02/08/41	4,000	2,687,090
3.850%, 05/04/43	3,500	2,868,034
Applied Materials, Inc.
5.850%, 06/15/41	400	415,058
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,333,636
# 2.600%, 08/15/29	4,846	4,217,929
2.200%, 12/15/31	31,150	24,658,293
5.050%, 09/01/41	400	355,799
Arrow Electronics, Inc.
3.875%, 01/12/28	11,938	11,226,685
Assurant, Inc.
2.650%, 01/15/32	4,000	3,199,505
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31	4,600	3,909,319
AT&T, Inc.
2.550%, 12/01/33	18,868	14,563,770
3.500%, 06/01/41	30,700	22,764,023
4.300%, 12/15/42	3,000	2,438,502

104

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Autodesk, Inc.
4.375%, 06/15/25		3,015	$2,977,971
3.500%, 06/15/27		9,509	9,008,372
Avnet, Inc.
4.625%, 04/15/26		4,760	4,647,585
3.000%, 05/15/31		17,500	14,163,560
5.500%, 06/01/32		13,180	12,383,088
AXIS Specialty Finance PLC
4.000%, 12/06/27		19,920	18,867,665
Baker Hughes Holdings LLC
5.125%, 09/15/40		2,677	2,514,001
Bank of America Corp.
# 5.875%, 02/07/42		31,300	32,006,020
Bank of New York Mellon Corp.
1.600%, 04/24/25		14,050	13,522,906
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		17,500	14,628,432
1.450%, 10/15/30		73,603	59,034,043
5.750%, 01/15/40		8,956	9,366,845
4.300%, 05/15/43		1,900	1,648,145
Berkshire Hathaway, Inc.
3.125%, 03/15/26		8,285	7,982,112
# 4.500%, 02/11/43		3,500	3,188,173
Best Buy Co., Inc.
# 4.450%, 10/01/28		18,193	17,496,351
1.950%, 10/01/30		12,200	9,877,086
Biogen, Inc.
2.250%, 05/01/30		19,587	16,173,482
Black Hills Corp.
2.500%, 06/15/30		2,250	1,841,333
4.350%, 05/01/33		5,728	5,050,408
BlackRock, Inc.
2.400%, 04/30/30		32,233	27,652,337
1.900%, 01/28/31		22,957	18,627,072
Boardwalk Pipelines LP
3.600%, 09/01/32		9,310	7,859,791
Boeing Co.
2.500%, 03/01/25		6,399	6,204,438
3.200%, 03/01/29		4,600	4,021,029
2.950%, 02/01/30		5,400	4,537,557
3.600%, 05/01/34		2,000	1,584,826
3.250%, 02/01/35		2,463	1,855,659
3.550%, 03/01/38		2,550	1,831,258
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	8,900	9,436,936
Boston Scientific Corp.
4.550%, 03/01/39		1,264	1,134,768
BP Capital Markets America, Inc.
2.721%, 01/12/32		1,500	1,256,072

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.060%, 06/17/41		50,100	$35,995,964
BP Capital Markets PLC
0.900%, 07/03/24	EUR	3,400	3,609,186
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		3,000	2,962,128
Bristol-Myers Squibb Co.
4.125%, 06/15/39		21,400	18,091,391
2.350%, 11/13/40		400	258,653
3.550%, 03/15/42		800	609,658
Brixmor Operating Partnership LP
4.050%, 07/01/30		5,600	5,070,127
Broadcom, Inc.
4.300%, 11/15/32		31,000	28,238,993
Ω 2.600%, 02/15/33		200	157,649
Ω 3.419%, 04/15/33		200	167,958
Ω 3.469%, 04/15/34		5,000	4,142,659
Ω 3.137%, 11/15/35		17,502	13,582,390
Ω 4.926%, 05/15/37		1,000	913,219
Ω 3.500%, 02/15/41		8,150	6,055,450
Brown & Brown, Inc.
4.200%, 09/15/24		4,660	4,628,695
2.375%, 03/15/31		3,000	2,418,482
Bunge Ltd. Finance Corp.
# 3.750%, 09/25/27		14,600	13,805,174
Burlington Northern Santa Fe LLC
6.150%, 05/01/37		800	847,549
5.750%, 05/01/40		400	404,128
5.050%, 03/01/41		400	373,016
5.400%, 06/01/41		400	388,187
4.950%, 09/15/41		400	368,623
4.400%, 03/15/42		400	342,651
5.150%, 09/01/43		400	375,747
Capital One Financial Corp.
3.200%, 02/05/25		2,300	2,254,927
3.800%, 01/31/28		3,600	3,373,033
Carrier Global Corp.
# 2.700%, 02/15/31		2,100	1,770,320
Caterpillar, Inc.
3.803%, 08/15/42		800	640,113
Cencora, Inc.
2.800%, 05/15/30		29,884	25,861,944
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		4,478	4,246,816
Charles Schwab Corp.
3.000%, 03/10/25		12,777	12,494,126
3.625%, 04/01/25		5,758	5,656,199
1.950%, 12/01/31		700	548,543
2.900%, 03/03/32		14,300	11,951,210
Chevron Corp.
1.554%, 05/11/25		3,254	3,129,741

105

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Choice Hotels International, Inc.
3.700%, 12/01/29		1,470	$1,296,189
Chubb Corp.
6.000%, 05/11/37		400	414,407
6.500%, 05/15/38		400	433,915
Chubb INA Holdings LLC
3.350%, 05/15/24		4,320	4,316,420
Cigna Group
3.400%, 03/01/27		6,566	6,221,400
2.400%, 03/15/30		493	415,647
2.375%, 03/15/31		18,767	15,346,721
4.800%, 08/15/38		37,897	33,925,201
3.200%, 03/15/40		15,445	11,162,259
Cincinnati Financial Corp.
6.920%, 05/15/28		3,000	3,161,913
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,175	1,252,832
1.750%, 01/28/25	EUR	4,200	4,412,812
8.125%, 07/15/39		15,697	19,159,028
5.875%, 01/30/42		26,650	26,910,960
Clorox Co.
# 3.900%, 05/15/28		3,912	3,722,328
CME Group, Inc.
5.300%, 09/15/43		2,600	2,539,814
CNA Financial Corp.
4.500%, 03/01/26		13,822	13,524,833
3.900%, 05/01/29		850	788,699
5.500%, 06/15/33		5,000	4,896,858
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,614,481
Coca-Cola Co.
2.875%, 05/05/41		400	286,701
Comcast Corp.
4.250%, 01/15/33		15,667	14,323,782
7.050%, 03/15/33		14,000	15,404,392
4.200%, 08/15/34		400	358,620
6.500%, 11/15/35		400	426,925
3.200%, 07/15/36		400	314,555
3.900%, 03/01/38		1,200	994,292
4.600%, 10/15/38		5,700	5,077,835
6.550%, 07/01/39		400	426,108
3.250%, 11/01/39		2,200	1,630,203
3.750%, 04/01/40		15,900	12,600,267
Conagra Brands, Inc.
5.300%, 11/01/38		34,100	31,233,769
ConocoPhillips
5.900%, 05/15/38		400	407,382
6.500%, 02/01/39		800	868,631
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		1,280	1,261,640
5.300%, 03/01/35		400	388,193
6.750%, 04/01/38		400	435,509

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
5.500%, 12/01/39	400	$385,742
5.700%, 06/15/40	400	388,739
4.200%, 03/15/42	1,174	947,962
3.950%, 03/01/43	400	314,072
Constellation Brands, Inc.
3.150%, 08/01/29	5,800	5,174,688
Constellation Energy Generation LLC
6.250%, 10/01/39	1,289	1,296,669
5.750%, 10/01/41	2,300	2,196,103
Corebridge Financial, Inc.
4.350%, 04/05/42	400	320,696
Costco Wholesale Corp.
1.600%, 04/20/30	9,554	7,846,672
Cox Communications, Inc.
Ω 3.850%, 02/01/25	6,790	6,687,701
Ω 4.800%, 02/01/35	8,981	8,038,740
Crown Castle, Inc.
2.100%, 04/01/31	300	237,357
2.900%, 04/01/41	19,205	12,857,715
CSX Corp.
4.750%, 05/30/42	400	355,625
CVS Health Corp.
3.375%, 08/12/24	10,857	10,786,375
3.250%, 08/15/29	3,000	2,690,064
4.125%, 04/01/40	12,694	10,138,841
2.700%, 08/21/40	4,600	3,007,058
Daimler Truck Finance North America LLC
5.500%, 09/20/33	5,000	4,930,164
Deere & Co.
3.900%, 06/09/42	400	328,336
Dell International LLC/EMC Corp.
3.375%, 12/15/41	5,509	3,928,068
Devon Energy Corp.
5.600%, 07/15/41	9,858	9,116,997
4.750%, 05/15/42	400	332,707
DH Europe Finance II SARL
3.250%, 11/15/39	400	307,045
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32	9,525	7,857,899
Discovery Communications LLC
3.900%, 11/15/24	4,796	4,745,650
3.450%, 03/15/25	4,209	4,113,332
Dow Chemical Co.
5.250%, 11/15/41	400	362,729
4.375%, 11/15/42	2,116	1,717,440
Duke Energy Corp.
3.300%, 06/15/41	25,250	17,924,171
Duquesne Light Holdings, Inc.
Ω 2.532%, 10/01/30	1,500	1,226,107

106

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Ω 2.775%, 01/07/32	641	$508,596
Eaton Corp.
4.000%, 11/02/32	8,105	7,427,785
Eaton Vance Corp.
3.500%, 04/06/27	9,262	8,790,970
Ecolab, Inc.
5.500%, 12/08/41	1,000	987,980
Elevance Health, Inc.
3.500%, 08/15/24	3,786	3,761,242
4.101%, 03/01/28	10,108	9,679,081
5.950%, 12/15/34	11,300	11,519,557
6.375%, 06/15/37	4,100	4,273,899
4.625%, 05/15/42	5,400	4,671,281
Energy Transfer LP
6.050%, 06/01/41	400	384,733
Enterprise Products Operating LLC
6.875%, 03/01/33	1,400	1,525,012
7.550%, 04/15/38	2,557	2,958,404
6.125%, 10/15/39	6,217	6,364,570
6.450%, 09/01/40	5,235	5,539,237
5.700%, 02/15/42	1,600	1,570,022
4.850%, 08/15/42	400	355,988
Equifax, Inc.
3.100%, 05/15/30	200	174,220
Equinix, Inc.
3.200%, 11/18/29	2,500	2,204,218
2.500%, 05/15/31	5,700	4,647,886
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	6,590	6,521,705
Ω 5.625%, 03/15/42	400	389,847
Eversource Energy
4.250%, 04/01/29	600	562,877
Exelon Corp.
3.400%, 04/15/26	3,066	2,945,233
Extra Space Storage LP
2.350%, 03/15/32	13,100	10,221,903
Exxon Mobil Corp.
2.995%, 08/16/39	2,200	1,633,133
4.227%, 03/19/40	8,200	7,134,304
FedEx Corp.
4.900%, 01/15/34	2,075	1,974,334
3.900%, 02/01/35	2,800	2,416,418
3.250%, 05/15/41	9,750	6,911,782
Fidelity National Financial, Inc.
3.400%, 06/15/30	19,454	16,857,682
2.450%, 03/15/31	1,800	1,435,871
Fidelity National Information Services, Inc.
3.100%, 03/01/41	10,400	7,239,426

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
First American Financial Corp.
2.400%, 08/15/31		16,044	$12,400,690
Flex Ltd.
4.875%, 06/15/29		2,040	1,956,555
4.875%, 05/12/30		4,000	3,798,224
Flowserve Corp.
2.800%, 01/15/32		29,138	23,392,904
FMR LLC
Ω 4.950%, 02/01/33		2,400	2,247,698
Fortune Brands Innovations, Inc.
# 3.250%, 09/15/29		3,900	3,478,947
4.000%, 03/25/32		414	368,065
Fox Corp.
5.476%, 01/25/39		2,000	1,831,772
GATX Corp.
3.250%, 03/30/25		3,170	3,095,404
3.500%, 06/01/32		6,850	5,811,007
General Dynamics Corp.
4.250%, 04/01/40		5,000	4,302,589
2.850%, 06/01/41		400	279,310
General M1otors Co.
5.150%, 04/01/38		3,669	3,305,352
General Motors Financial Co., Inc.
1.694%, 03/26/25	EUR	4,600	4,810,891
5.250%, 03/01/26		11,336	11,240,382
3.600%, 06/21/30		6,000	5,282,067
3.100%, 01/12/32		8,400	6,926,866
Georgia Power Co.
4.300%, 03/15/42		400	330,525
Georgia-Pacific LLC
7.750%, 11/15/29		800	893,934
Gilead Sciences, Inc.
4.600%, 09/01/35		800	737,354
4.000%, 09/01/36		4,050	3,477,389
2.600%, 10/01/40		7,300	4,885,315
5.650%, 12/01/41		10,300	10,098,837
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38		413	446,488
Global Payments, Inc.
2.900%, 11/15/31		400	328,549
Globe Life, Inc.
4.800%, 06/15/32		10,000	8,982,888
Goldman Sachs Group, Inc.
0.125%, 08/19/24	EUR	2,900	3,059,600
3.750%, 05/22/25		6,213	6,091,122
3.750%, 02/25/26		5,700	5,525,890
2.600%, 02/07/30		4,600	3,945,542
# 3.800%, 03/15/30		12,000	10,976,997
6.125%, 02/15/33		1,621	1,687,921
6.250%, 02/01/41		4,350	4,542,833

107

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Halliburton Co.
4.850%, 11/15/35	400	$376,641
6.700%, 09/15/38	5,760	6,200,503
7.450%, 09/15/39	2,200	2,544,920
4.500%, 11/15/41	3,000	2,543,320
4.750%, 08/01/43	1,400	1,215,703
Harley-Davidson, Inc.
# 3.500%, 07/28/25	4,983	4,839,980
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	20,000	16,541,053
Healthcare Realty Holdings LP
2.000%, 03/15/31	2,800	2,162,132
Hess Corp.
5.600%, 02/15/41	15,000	14,593,276
Home Depot, Inc.
5.875%, 12/16/36	15,888	16,467,986
3.300%, 04/15/40	2,000	1,518,018
5.400%, 09/15/40	6,000	5,857,786
5.950%, 04/01/41	1,580	1,636,456
Honeywell International, Inc.
5.375%, 03/01/41	670	658,845
HP, Inc.
2.650%, 06/17/31	200	164,797
# 6.000%, 09/15/41	11,400	11,311,440
Humana, Inc.
3.850%, 10/01/24	5,825	5,776,849
Indiana Michigan Power Co.
6.050%, 03/15/37	1,108	1,113,948
Intel Corp.
4.600%, 03/25/40	27,624	24,418,581
2.800%, 08/12/41	23,576	15,887,696
4.800%, 10/01/41	400	355,427
# 5.625%, 02/10/43	20,100	19,536,547
Intercontinental Exchange, Inc.
3.750%, 12/01/25	11,500	11,196,860
4.600%, 03/15/33	14,500	13,589,980
2.650%, 09/15/40	16,100	10,975,531
International Business Machines Corp.
# 3.300%, 01/27/27	154	145,957
# 1.950%, 05/15/30	9,340	7,696,071
4.150%, 05/15/39	8,300	6,943,190
2.850%, 05/15/40	31,266	21,709,483
4.000%, 06/20/42	3,400	2,713,905
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40	12,000	8,163,349

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Interpublic Group of Cos., Inc.
4.750%, 03/30/30	375	$358,130
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,312,141
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	3,000	2,318,602
2.700%, 01/15/34	1,500	1,153,974
J M Smucker Co.
3.500%, 03/15/25	3,600	3,533,351
4.250%, 03/15/35	10,700	9,404,359
Jabil, Inc.
3.600%, 01/15/30	23,950	21,196,398
3.000%, 01/15/31	15,033	12,577,941
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	5,060,398
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25	9,046	8,930,548
Jefferies Financial Group, Inc.
2.625%, 10/15/31	20,514	16,302,518
2.750%, 10/15/32	6,280	4,874,490
Johnson & Johnson
1.300%, 09/01/30	5,800	4,672,731
JPMorgan Chase & Co.
3.625%, 05/13/24	9,931	9,924,596
3.900%, 07/15/25	416	408,023
6.400%, 05/15/38	20,000	21,599,578
5.500%, 10/15/40	4,400	4,335,361
5.600%, 07/15/41	7,100	7,065,757
5.400%, 01/06/42	9,350	9,103,110
JPMorgan Chase Bank NA, Floating Rate Note,
(r) SOFR + 0.620%, FRN, 5.975%, 04/29/26 900		902,218
(r) SOFR + 1.000%, FRN, 6.353%, 12/08/26 22,820		23,108,134
Juniper Networks, Inc.
3.750%, 08/15/29	3,600	3,285,850
2.000%, 12/10/30	5,000	3,936,581
Kellanova
3.400%, 11/15/27	3,300	3,084,014
7.450%, 04/01/31	6,159	6,779,592
Kemper Corp.
3.800%, 02/23/32	16,930	13,953,999
Kimco Realty OP LLC
2.250%, 12/01/31	10,200	7,988,185

108

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	5,800	$6,182,818
6.500%, 09/01/39	1,900	1,915,074
5.000%, 08/15/42	4,000	3,421,090
4.700%, 11/01/42	400	328,937
5.000%, 03/01/43	12,400	10,588,335
Kroger Co.
7.500%, 04/01/31	16,177	18,026,133
L3Harris Technologies, Inc.
3.950%, 05/28/24	2,469	2,465,555
Lazard Group LLC
4.500%, 09/19/28	17,626	16,779,608
4.375%, 03/11/29	400	376,443
Legg Mason, Inc.
3.950%, 07/15/24	4,736	4,714,127
# 4.750%, 03/15/26	3,745	3,699,388
5.625%, 01/15/44	1,247	1,201,265
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	9,305	8,833,059
Ω 6.500%, 03/15/35	4,250	4,075,764
Lincoln National Corp.
# 3.050%, 01/15/30	300	259,149
# 3.400%, 01/15/31	8,337	7,136,810
3.400%, 03/01/32	23,378	19,541,118
7.000%, 06/15/40	125	132,334
Lockheed Martin Corp.
3.600%, 03/01/35	671	574,304
4.500%, 05/15/36	1,000	914,522
Loews Corp.
3.750%, 04/01/26	7,290	7,068,190
6.000%, 02/01/35	5,000	5,169,853
Lowe’s Cos., Inc.
2.800%, 09/15/41	25,000	16,867,913
LYB International Finance III LLC
3.375%, 10/01/40	18,700	13,413,642
Marathon Petroleum Corp.
3.625%, 09/15/24	6,891	6,831,072
6.500%, 03/01/41	4,500	4,667,231
Marriott International, Inc.
# 2.750%, 10/15/33	7,200	5,671,913
Mars, Inc.
Ω 1.625%, 07/16/32	7,250	5,462,062
Ω 3.600%, 04/01/34	400	346,048
Ω 3.875%, 04/01/39	800	657,877
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	8,320	8,302,148
2.375%, 12/15/31	2,561	2,079,279
Medtronic, Inc.
4.375%, 03/15/35	3,065	2,818,798
Merck & Co., Inc.
# 3.400%, 03/07/29	8,084	7,497,935
1.450%, 06/24/30	40,801	32,876,505

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
3.900%, 03/07/39		400	$336,269
2.350%, 06/24/40		800	534,974
MetLife, Inc.
5.375%, 07/15/33		5,000	4,962,915
6.375%, 06/15/34		19,000	20,152,274
5.700%, 06/15/35		7,200	7,260,890
4.125%, 08/13/42		5,800	4,684,017
4.875%, 11/13/43		400	355,218
Micron Technology, Inc.
# 4.663%, 02/15/30		330	314,243
2.703%, 04/15/32		2,650	2,144,631
3.366%, 11/01/41		31,640	22,454,981
Microsoft Corp.
Ω 3.400%, 06/15/27		4,165	3,966,688
Mohawk Industries, Inc.
# 3.625%, 05/15/30		1,971	1,769,407
Molson Coors Beverage
Co.
1.250%, 07/15/24	EUR	2,000	2,122,269
Morgan Stanley
3.875%, 01/27/26		14,283	13,875,063
# 3.625%, 01/20/27		8,004	7,651,621
7.250%, 04/01/32		14,996	16,730,666
6.375%, 07/24/42		4,600	4,961,088
Mosaic Co.
5.625%, 11/15/43		2,000	1,841,150
Motorola Solutions, Inc.
4.600%, 05/23/29		3,500	3,362,976
2.300%, 11/15/30		25,444	20,927,434
MPLX LP
4.500%, 04/15/38		4,700	4,016,630
National Fuel Gas Co.
2.950%, 03/01/31		5,000	4,110,499
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		2,708	3,081,446
NetApp, Inc.
3.300%, 09/29/24		3,451	3,414,548
2.700%, 06/22/30		4,400	3,731,354
NewMarket Corp.
2.700%, 03/18/31		4,000	3,288,736
Newmont Corp.
5.875%, 04/01/35		400	404,512
NIKE, Inc.
2.850%, 03/27/30		13,787	12,177,550
Northern Trust Corp.
1.950%, 05/01/30		19,870	16,483,462
Nucor Corp.
3.950%, 05/01/28		4,016	3,819,208
3.125%, 04/01/32		7,340	6,263,306
6.400%, 12/01/37		6,585	6,976,107
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,348	2,326,093

109

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Oklahoma Gas & Electric Co.
5.400%, 01/15/33		4,200	$4,145,359
Omnicom Group, Inc.
4.200%, 06/01/30		12,055	11,233,513
ONE Gas, Inc.
# 4.250%, 09/01/32		4,300	3,971,985
Oracle Corp.
3.250%, 11/15/27		14,193	13,188,353
4.300%, 07/08/34		400	355,250
3.900%, 05/15/35		800	675,342
5.375%, 07/15/40		10,000	9,231,578
3.650%, 03/25/41		17,000	12,667,851
Owens Corning
3.875%, 06/01/30		9,226	8,425,297
Parker-Hannifin Corp.
# 3.300%, 11/21/24		3,093	3,053,903
3.250%, 06/14/29		6,000	5,447,280
Penske Truck Leasing Co.
LP/PTL Finance Corp.
Ω 3.400%, 11/15/26		133	125,657
PepsiCo, Inc.
4.875%, 11/01/40		400	379,164
2.625%, 10/21/41		1,200	824,652
Pfizer, Inc.
4.000%, 12/15/36		400	348,571
4.100%, 09/15/38		1,600	1,383,475
3.900%, 03/15/39		6,600	5,453,050
7.200%, 03/15/39		2,400	2,765,757
2.550%, 05/28/40		2,000	1,359,878
5.600%, 09/15/40		400	397,534
Philip Morris International, Inc.
2.875%, 05/01/24		1,327	1,327,000
0.625%, 11/08/24	EUR	774	812,092
# 3.250%, 11/10/24		6,698	6,619,799
3.375%, 08/15/29		6,000	5,468,935
2.100%, 05/01/30		8,350	6,910,751
5.375%, 02/15/33		1,000	980,107
5.625%, 09/07/33		10,000	9,943,467
6.375%, 05/16/38		13,000	13,671,493
4.375%, 11/15/41		5,100	4,205,454
4.500%, 03/20/42		400	333,862
3.875%, 08/21/42		4,300	3,288,681
4.125%, 03/04/43		6,308	4,973,615
Phillips 66
2.150%, 12/15/30		400	325,376
4.650%, 11/15/34		400	365,977
5.875%, 05/01/42		1,592	1,589,773
Plains All American Pipeline LP/PAA Finance Corp.
5.150%, 06/01/42		5,000	4,312,027
4.300%, 01/31/43		6,441	4,978,477

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
PNC Bank NA
2.950%, 02/23/25		1,093	$1,069,744
3.250%, 06/01/25		4,680	4,558,703
PPG Industries, Inc.
1.875%, 06/01/25	EUR	2,125	2,220,137
2.550%, 06/15/30		9,250	7,882,474
Precision Castparts Corp.
3.250%, 06/15/25		14,684	14,326,339
3.900%, 01/15/43		3,000	2,406,568
Primerica, Inc.
2.800%, 11/19/31		15,500	12,641,661
Principal Financial Group, Inc.
3.400%, 05/15/25		2,300	2,248,572
6.050%, 10/15/36		4,000	4,090,472
Progress Energy, Inc.
7.750%, 03/01/31		2,500	2,783,126
6.000%, 12/01/39		5,600	5,516,958
Progressive Corp.
3.000%, 03/15/32		16,100	13,634,721
Prologis LP
5.125%, 01/15/34		5,563	5,366,729
Prudential Financial, Inc.
3.000%, 03/10/40		9,850	7,104,204
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		1,000	1,110,487
PulteGroup, Inc.
7.875%, 06/15/32		3,895	4,398,143
6.375%, 05/15/33		11,000	11,349,931
6.000%, 02/15/35		6,449	6,480,268
QUALCOMM, Inc.
1.650%, 05/20/32		10,143	7,756,974
Quanta Services, Inc.
2.900%, 10/01/30		302	258,273
Realty Income Corp.
2.700%, 02/15/32		14,491	11,752,196
2.850%, 12/15/32		8,577	6,919,738
1.800%, 03/15/33		1,800	1,316,842
4.900%, 07/15/33		5,000	4,696,550
Reinsurance Group of America, Inc.
3.950%, 09/15/26		15,789	15,263,305
3.900%, 05/15/29		4,725	4,392,761
3.150%, 06/15/30		15,455	13,484,698
Revvity, Inc.
3.300%, 09/15/29		1,300	1,161,060
Royalty Pharma PLC
2.200%, 09/02/30		10,000	8,115,210
3.300%, 09/02/40		63,117	44,480,142
RTX Corp.
4.450%, 11/16/38		1,200	1,036,570
4.700%, 12/15/41		5,600	4,861,363
4.500%, 06/01/42		28,524	24,234,845

110

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CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Salesforce, Inc.
3.700%, 04/11/28	7,800	$7,424,883
2.700%, 07/15/41	1,600	1,093,371
Sanofi SA
3.625%, 06/19/28	10,200	9,708,496
Shell International Finance BV
5.500%, 03/25/40	2,200	2,191,042
2.875%, 11/26/41	3,200	2,242,177
Sherwin-Williams Co.
2.950%, 08/15/29	4,800	4,253,963
Simon Property Group LP
2.650%, 07/15/30	19,576	16,701,509
2.200%, 02/01/31	13,548	10,966,205
# 2.250%, 01/15/32	7,377	5,851,066
5.500%, 03/08/33	5,400	5,332,761
6.750%, 02/01/40	1,200	1,283,589
4.750%, 03/15/42	3,870	3,347,554
Southern California Edison Co.
6.650%, 04/01/29	400	414,601
Southern Power Co.
5.150%, 09/15/41	3,000	2,686,549
Southwest Gas Corp.
3.700%, 04/01/28	2,900	2,709,116
2.200%, 06/15/30	13,700	11,351,630
Stanley Black & Decker, Inc.
2.300%, 03/15/30	2,650	2,199,422
5.200%, 09/01/40	400	365,233
Steel Dynamics, Inc.
3.250%, 01/15/31	19,725	17,118,195
Stellantis Finance U.S., Inc.
Ω 2.691%, 09/15/31	11,500	9,407,176
Sutter Health
3.161%, 08/15/40	2,000	1,467,053
Targa Resources Corp.
4.200%, 02/01/33	3,000	2,648,060
Target Corp.
4.000%, 07/01/42	2,100	1,729,972
Texas Instruments, Inc.
3.875%, 03/15/39	5,790	4,927,580
Textron, Inc.
2.450%, 03/15/31	14,820	12,160,566
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41	2,700	1,864,050
5.404%, 08/10/43	7,500	7,314,896
T-Mobile USA, Inc.
4.375%, 04/15/40	8,000	6,815,382
3.000%, 02/15/41	400	279,666
Travelers Cos., Inc.
6.250%, 06/15/37	1,335	1,410,457
5.350%, 11/01/40	1,200	1,164,294

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		10,000	$8,521,527
U.S. Bancorp
0.850%, 06/07/24	EUR	800	850,772
Union Pacific Corp.
3.250%, 01/15/25		9,115	8,972,131
2.891%, 04/06/36		23,350	18,302,023
3.600%, 09/15/37		1,800	1,476,615
3.550%, 08/15/39		400	316,977
3.200%, 05/20/41		15,400	11,430,496
3.375%, 02/14/42		5,150	3,871,681
United Parcel Service, Inc.
4.875%, 11/15/40		1,020	936,938
UnitedHealth Group, Inc.
4.200%, 05/15/32		18,800	17,336,735
5.800%, 03/15/36		400	411,471
6.875%, 02/15/38		350	391,686
3.500%, 08/15/39		17,038	13,382,764
2.750%, 05/15/40		11,200	7,844,825
5.700%, 10/15/40		2,400	2,405,458
5.950%, 02/15/41		1,000	1,025,967
3.050%, 05/15/41		28,172	20,384,684
4.625%, 11/15/41		1,200	1,062,257
Unum Group
3.875%, 11/05/25		1,977	1,910,003
4.000%, 06/15/29		10,963	10,114,395
5.750%, 08/15/42		3,000	2,821,984
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,367	16,654,572
Valero Energy Corp.
7.500%, 04/15/32		580	648,458
6.625%, 06/15/37		11,550	12,195,298
Ventas Realty LP
3.000%, 01/15/30		1,100	946,682
VeriSign, Inc.
2.700%, 06/15/31		5,106	4,186,842
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	6,200	3,983,046
4.016%, 12/03/29		9,753	9,088,640
2.355%, 03/15/32		2,733	2,180,558
4.812%, 03/15/39		10,500	9,508,417
2.650%, 11/20/40		5,000	3,340,820
3.400%, 03/22/41		19,400	14,443,552
Viatris, Inc.
2.700%, 06/22/30		1,000	826,968
3.850%, 06/22/40		10,000	7,063,031
Virginia Electric & Power Co.
6.000%, 01/15/36		3,100	3,149,239
6.000%, 05/15/37		1,000	1,005,638
8.875%, 11/15/38		2,000	2,556,421
4.000%, 01/15/43		8,000	6,289,112
Visa, Inc.
2.050%, 04/15/30		49,459	41,673,025

111

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Voya Financial, Inc.
5.700%, 07/15/43		913	$857,155
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		3,867	3,316,560
Walmart, Inc.
5.625%, 04/01/40		6,000	6,178,930
5.000%, 10/25/40		7,200	6,920,912
Walt Disney Co.
3.700%, 09/15/24		3,814	3,786,072
6.400%, 12/15/35		3,000	3,223,273
4.625%, 03/23/40		6,500	5,898,151
3.500%, 05/13/40		24,596	19,155,909
6.150%, 02/15/41		400	418,431
5.400%, 10/01/43		2,400	2,320,986
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,707,428
Wells Fargo & Co.
2.125%, 06/04/24	EUR	6,240	6,647,571
3.000%, 02/19/25		4,264	4,171,858
2.000%, 07/28/25	GBP	887	1,062,051
3.000%, 04/22/26		953	909,095
4.150%, 01/24/29		600	567,790
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.070%, FRN
(r) 6.423%, 12/11/26		840	851,370
Welltower OP LLC
4.125%, 03/15/29		1,150	1,077,307
2.750%, 01/15/31		17,596	14,775,297
2.750%, 01/15/32		4,600	3,752,623
6.500%, 03/15/41		1,903	1,987,864
Westlake Corp.
3.375%, 06/15/30		11,785	10,352,457
WestRock MWV LLC
8.200%, 01/15/30		19,367	21,528,401
Weyerhaeuser Co.
7.375%, 03/15/32		813	900,727
Whirlpool Corp.
3.700%, 05/01/25		14,663	14,384,443
# 4.750%, 02/26/29		700	673,945
Williams Cos., Inc.
3.500%, 11/15/30		13,600	12,068,236
6.300%, 04/15/40		20,000	20,243,947
WP Carey, Inc.
2.400%, 02/01/31		2,300	1,867,565
2.450%, 02/01/32		9,800	7,678,971
WRKCo, Inc.
3.000%, 06/15/33		19,705	16,038,622

TOTAL UNITED STATES			3,563,880,267

TOTAL BONDS			5,317,444,518

	Face Amount^ (000)	Value†
U.S. TREASURY OBLIGATIONS — (32.3%)
U.S. Treasury Bills
∞ 1.766%, 05/02/24	37,000	$36,994,556
∞ 4.566%, 05/14/24	20,000	19,961,939
∞ 4.982%, 06/04/24	20,000	19,900,314
∞ 5.033%, 06/11/24	20,000	19,880,075
U.S. Treasury Bonds
# 5.250%, 02/15/29	28,500	29,121,211
6.125%, 08/15/29	25,000	26,624,023
6.250%, 05/15/30	37,000	39,935,430
1.125%, 05/15/40	134,000	78,897,734
1.125%, 08/15/40	165,000	96,164,062
1.375%, 11/15/40	162,000	98,174,530
1.875%, 02/15/41	137,000	90,040,039
2.250%, 05/15/41	120,000	83,625,000
1.750%, 08/15/41	195,000	123,817,383
2.000%, 11/15/41	146,000	96,451,250
2.375%, 02/15/42	135,000	94,652,929
2.750%, 08/15/42	123,000	91,029,609
2.750%, 11/15/42	120,000	88,481,250
3.125%, 02/15/43	57,000	44,508,985
2.875%, 05/15/43	120,000	89,807,813
U.S. Treasury Floating Rate Notes
(r) 3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	163,000	162,949,509
U.S. Treasury Floating Rate Notes, Floating Rate Note
(r) 3M USTMMR + 0.140%, FRN, 5.461%, 10/31/24	10,000	10,004,096
U.S. Treasury Notes
0.250%, 05/15/24	62,000	61,877,471
# 2.500%, 05/15/24	40,000	39,954,633
# 2.000%, 05/31/24	50,000	49,859,115
# 2.500%, 05/31/24	50,000	49,879,056
# 0.250%, 06/15/24	102,000	101,345,566
# 1.750%, 06/30/24	60,000	59,631,445
# 2.000%, 06/30/24	20,000	19,885,547
# 3.000%, 06/30/24	57,000	56,767,324
# 0.375%, 07/15/24	25,000	24,747,558
1.750%, 07/31/24	20,000	19,820,508
# 2.125%, 07/31/24	50,000	49,589,844
3.000%, 07/31/24	20,000	19,879,688
# 1.250%, 08/31/24	20,000	19,728,125
# 1.875%, 08/31/24	55,000	54,366,211
# 3.250%, 08/31/24	25,000	24,825,195
1.500%, 10/31/24	80,000	78,486,718
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25	160,000	160,185,182

112

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	160,000	$160,351,466
0.375%, 07/31/27	25,000	21,665,039
2.250%, 08/15/27	40,000	36,859,375
0.500%, 08/31/27	25,000	21,691,406
0.500%, 10/31/27	25,000	21,545,899
2.250%, 11/15/27	39,018	35,773,380
3.875%, 11/30/27	25,000	24,218,750
2.750%, 02/15/28	47,000	43,665,937
1.125%, 02/29/28	54,000	47,110,782
1.250%, 03/31/28	15,000	13,117,383
1.250%, 04/30/28	40,000	34,887,500
2.875%, 05/15/28	69,000	64,202,344
2.875%, 08/15/28	90,000	83,432,812
3.125%, 11/15/28	75,000	70,048,828
2.625%, 02/15/29	25,000	22,748,047
2.375%, 03/31/29	10,000	8,971,875
3.500%, 01/31/30	25,000	23,467,774
3.500%, 04/30/30	25,000	23,423,828
4.000%, 07/31/30	25,000	24,033,203
4.125%, 08/31/30	25,000	24,192,383
4.875%, 10/31/30	25,000	25,218,750
4.375%, 11/30/30	25,000	24,522,461
4.250%, 02/28/31	25,000	24,339,844
4.125%, 11/15/32	20,000	19,203,125
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.521%, 01/31/25	150,000	150,172,200
(r) 3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	150,000	150,158,205
(r) 3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	160,000	160,069,938

TOTAL U.S. TREASURY OBLIGATIONS		3,690,943,457

	Face Amount^ (000)	Value†
COMMERCIAL PAPER — (0.8%)
CANADA — (0.0%)
Province of Alberta
Ω 5.423%, 05/31/24	3,000	$2,986,254

FRANCE — (0.6%)
Sanofi SA
Ω 5.441%, 06/10/24	16,500	16,399,634
Ω 5.452%, 06/10/24	4,940	4,909,951
Ω 5.466%, 06/21/24	50,000	49,614,140

TOTAL FRANCE		70,923,725

UNITED STATES — (0.2%)
EIDP, Inc.
Ω 5.690%, 09/25/24	25,000	24,437,771

TOTAL COMMERCIAL PAPER
(Cost $98,366,040)		98,347,750

TOTAL INVESTMENT SECURITIES (Cost $11,598,812,343)		10,646,321,109

	Shares
SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	68,210,028	789,053,605

TOTAL INVESTMENTS — (100.0%) (Cost $12,387,864,858)		$11,435,374,714

As of April 30, 2024, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	144,571,064	AUD	221,625,988	UBS AG	05/02/24	$1,001,719
USD	70,866,224	AUD	108,261,144	Bank of New York Mellon	05/08/24	722,020
USD	11,176,118	AUD	16,988,190	State Street Bank and Trust	05/08/24	169,186

113

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	24,187,914	AUD	36,528,089	UBS AG	05/08/24	$520,755
USD	16,669,256	GBP	13,147,926	Bank of New York Mellon	05/10/24	239,651
GBP	519,233	USD	648,636	Citibank, N.A.	05/10/24	196
USD	13,513,931	GBP	10,643,936	Citibank, N.A.	05/13/24	213,095
USD	56,941,070	EUR	53,000,617	Societe Generale	05/13/24	356,567
USD	89,849,554	JPY	13,578,716,950	State Street Bank and Trust	05/13/24	3,611,623
USD	143,668,037	AUD	221,344,476	Societe Generale	05/16/24	220,477
USD	27,706,077	NZD	46,752,876	State Street Bank and Trust	05/20/24	157,092
USD	142,595,418	AUD	218,229,711	State Street Bank and Trust	05/31/24	1,102,026
EUR	9,808,866	USD	10,480,522	Morgan Stanley and Co. International	07/02/24	13,944
USD	63,175,557	EUR	58,369,117	State Street Bank and Trust	07/02/24	726,675
USD	43,336,112	EUR	40,251,581	Morgan Stanley and Co. International	07/10/24	255,275
USD	120,414,595	CAD	165,002,313	Citibank, N.A.	07/19/24	398,322
USD	24,316,036	CAD	33,415,687	State Street Bank and Trust	07/19/24	10,763
USD	48,587,807	EUR	45,151,695	Australia and New Zealand Bank	07/24/24	231,176
USD	31,274,763	CAD	42,969,460	State Street Bank and Trust	08/01/24	13,106

Total Appreciation						$9,963,668

AUD	221,625,988	USD	144,688,526	State Street Bank and Trust	05/02/24	$(1,119,181)
GBP	744,434	USD	931,107	Citibank, N.A.	05/10/24	(865)
EUR	15,873,550	USD	17,220,983	Morgan Stanley and Co. International	05/13/24	(274,068)
EUR	9,975,350	USD	10,875,226	UBS AG	07/02/24	(202,640)
USD	40,920,239	EUR	38,260,657	Morgan Stanley and Co. International	07/11/24	(31,624)
USD	51,545,468	EUR	48,187,872	Bank of America Corp.	07/12/24	(34,259)
EUR	1,038,808	USD	1,115,606	HSBC Bank	07/12/24	(3,678)
EUR	3,242,178	USD	3,488,768	Morgan Stanley and Co. International	07/12/24	(18,379)
USD	49,207,136	EUR	46,001,830	State Street Bank and Trust	07/18/24	(46,322)
EUR	15,445,887	USD	16,573,977	UBS AG	07/18/24	(36,302)
EUR	5,546,804	USD	5,944,177	UBS AG	07/24/24	(3,652)

Total (Depreciation)						$(1,770,970)

Total Appreciation (Depreciation)						$8,192,698

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,539,585,384	—	$1,539,585,384
Bonds
Australia	—	376,789,294	—	376,789,294
Belgium	—	40,868,516	—	40,868,516
Canada	—	384,371,528	—	384,371,528
Finland	—	17,580,775	—	17,580,775
France	—	68,977,725	—	68,977,725
Germany	—	113,424,080	—	113,424,080
Hong Kong	—	4,297,660	—	4,297,660
Ireland	—	2,260,771	—	2,260,771
Italy	—	16,235,949	—	16,235,949
Japan	—	214,180,565	—	214,180,565

114

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$82,279,238	—	$82,279,238
New Zealand	—	33,977,813	—	33,977,813
Norway	—	17,380,188	—	17,380,188
Spain	—	78,851,036	—	78,851,036
Supranational Organization Obligations	—	105,441,887	—	105,441,887
Sweden	—	22,984,562	—	22,984,562
Switzerland	—	12,709,792	—	12,709,792
United Kingdom	—	160,952,872	—	160,952,872
United States	—	3,563,880,267	—	3,563,880,267
U.S. Treasury Obligations	—	3,690,943,457	—	3,690,943,457
Commercial Paper.	—	98,347,750	—	98,347,750
Securities Lending Collateral	—	789,053,605	—	789,053,605

Total Investments in Securities	—	$11,435,374,714	—	$11,435,374,714

Financial Instruments
Assets
Forward Currency Contracts**	—	9,963,668	—	9,963,668
Liabilities
Forward Currency Contracts**	—	(1,770,970)	—	(1,770,970)

Total Financial Instruments	—	$8,192,698	—	$8,192,698

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

115

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (19.8%)
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/24	81,830	$81,903,083
0.125%, 10/15/24	76,082	75,728,528
0.250%, 01/15/25	58,663	57,676,287
0.125%, 04/15/25	28,228	27,502,328
0.625%, 01/15/26	20,200	19,531,611
0.125%, 04/15/27	81,316	75,922,345

TOTAL U.S. TREASURY OBLIGATIONS.		338,264,182

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.0%)
DFA Intermediate Government Fixed Income Portfolio
DFA Investment Dimensions Group Inc.	79,656,389	846,747,414
DFA Two-Year Global Fixed Income Portfolio
DFA Investment Dimensions Group, Inc.	52,711,325	519,206,551

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($ 1,511,398,515)		1,365,953,965

TOTAL INVESTMENT SECURITIES (Cost $ 1,849,524,859)		1,704,218,147

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 5.250%	2,654,319	2,654,319

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12

TOTAL INVESTMENTS — (100.0%) (Cost $1,852,179,190)		$1,706,872,478

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$338,264,182	—	$338,264,182
Affiliated Investment Companies	$1,365,953,965	—	—	1,365,953,965
Temporary Cash Investments	2,654,319	—	—	2,654,319
Securities Lending Collateral	—	12	—	12

Total Investments in Securities	$1,368,608,284	$338,264,194	—	$1,706,872,478

See accompanying Notes to Financial Statements.

116

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds 0.250%, 02/15/50	168,268	$98,384,595
0.125%, 02/15/51	178,531	98,614,843
0.125%, 02/15/52	181,911	98,573,932
1.500%, 02/15/53	52,498	42,503,591

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 525,686,098)		338,076,961

TOTAL INVESTMENTS — (100.0%) (Cost $ 525,686,098)		$338,076,961

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations.	—	$338,076,961	—	$338,076,961

Total Investments in Securities	—	$338,076,961	—	$338,076,961

See accompanying Notes to Financial Statements.

117

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	417,195	$408,089,083
3.625%, 04/15/28	449,837	470,814,806
2.500%, 01/15/29	473,270	477,924,319
3.875%, 04/15/29	441,152	473,681,229
3.375%, 04/15/32	289,287	311,849,484
2.125%, 02/15/40	414,851	401,105,449
2.125%, 02/15/41	376,601	363,847,153
0.750%, 02/15/42	118,085	89,480,366
0.625%, 02/15/43	160,589	116,830,231
1.375%, 02/15/44	69,225	57,579,586
U.S. Treasury Inflation-Indexed Notes
0.375%, 07/15/27	246,694	232,297,144
0.500%, 01/15/28	256,094	239,203,826
0.750%, 07/15/28	100,118	94,204,019
0.875%, 01/15/29	513,003	481,028,046
0.250%, 07/15/29	153,437	139,032,658
0.125%, 01/15/30	246,008	218,189,173
0.125%, 07/15/30	72,607	64,000,782
0.125%, 01/15/31	148,984	129,443,038
0.125%, 07/15/31	103,027	88,884,234
0.125%, 01/15/32	205,944	175,090,528
1.125%, 01/15/33	10,416	9,472,048

TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,715,797,193)		5,042,047,202

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.250%	5,912,436	5,912,436

TOTAL INVESTMENTS — (100.0%) (Cost $5,721,709,629)		$5,047,959,638

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$5,042,047,202	—	$5,042,047,202
Temporary Cash Investments	$5,912,436	—	—	5,912,436

Total Investments in Securities	$5,912,436	$5,042,047,202	—	$5,047,959,638

See accompanying Notes to Financial Statements.

118

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
BONDS — (78.5%)
AUSTRALIA — (3.9%)
APA Infrastructure Ltd.
Ω 4.200%, 03/23/25		6,300	$6,199,115
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω OFR + 0.560%, FRN, 5.914%, 03/18/26		4,401	4,406,149
(r) 3M Swap + 0.800%, FRN, 5.149%, 02/05/27	AUD	1,800	1,169,616
BHP Billiton Finance Ltd. 3.000%, 05/29/24	EUR	1,600	1,705,933
Commonwealth Bank of Australia, Floating Rate Note,
(r) SOFR + 0.740%, FRN, 6.094%, 03/14/25		2,500	2,510,523
(r) SOFR + 0.400%, FRN, 5.753%, 07/07/25		2,150	2,151,822
(r)Ω SOFR + 0.630%, FRN, 5.984%, 09/12/25		3,100	3,110,311
(r)Ω SOFR + 0.750%, FRN, 6.103%, 03/13/26		1,100	1,105,676
#(r)Ω SOFR + 0.520%, FRN, 5.874%, 06/15/26		1,050	1,050,286
(r) 3M Swap + 1.020%, FRN, 5.360%, 08/18/27	AUD	2,500	1,632,886
(r) 3M Swap + 0.950%, FRN, 5.290%, 08/17/28	AUD	2,500	1,628,418
Glencore Funding LLC
Ω 1.625%, 04/27/26		1,748	1,613,917
Ω 4.000%, 03/27/27		2,000	1,910,869
Macquarie Bank Ltd., Floating Rate Note, SOFR + 1.200%, FRN
(r)Ω 6.553%, 12/07/26		12,620	12,757,537

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
National Australia Bank Ltd.
(r) SOFR + 0.860%, FRN, 6.213%, 06/09/25		2,500	$2,513,531
(r) 3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	1,400	911,190
NationalAustralia Bank Ltd., Floating Rate Note,
(r)Ω SOFR + 0.760%, FRN, 6.108%, 05/13/25		2,670	2,679,401
(r)Ω SOFR + 0.650%, FRN, 6.003%, 12/10/25		2,880	2,891,442
(r) 3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	1,151	748,460
(r) 3M Swap + 1.200%, FRN, 5.536%, 11/25/27	AUD	750	492,602
Stockland Trust 1.625%, 04/27/26	EUR	750	755,200
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r) 5.267%, 08/22/25	AUD	1,200	781,330
Telstra Corp. Ltd. 3.125%, 04/07/25		192	187,460
Westpac Banking Corp. 4.125%, 06/04/26	AUD	500	318,489
(r) 3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	3,000	1,948,758
(r) 3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	6,600	4,276,038
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r) 5.044%, 03/17/25	AUD	6,500	4,222,311
Westpac Securities NZ Ltd. 1.099%, 03/24/26	EUR	3,448	3,490,136

TOTAL AUSTRALIA			69,169,406

119

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
AUSTRIA — (0.1%)
HYPO NOE Landesbank fuer
Niederoesterreich und Wien AG 1.375%, 04/14/25	EUR	1,600	1,665,260

BELGIUM — (0.7%)
Belfius Bank SA
0.010%, 10/15/25	EUR	1,900	$1,915,530
Dexia SA
Δ 0.000%, 05/29/24	EUR	3,800	4,043,877
0.500%, 01/17/25	EUR	5,000	5,214,193
Groupe Bruxelles Lambert NV
1.375%, 05/23/24	EUR	400	426,283
1.875%, 06/19/25	EUR	1,000	1,045,515

TOTAL BELGIUM			12,645,398

CANADA — (7.2%)
Alimentation Couche-Tard, Inc. 3.056%, 07/26/24	CAD	17,600	12,719,712
Bank of Montreal
0.625%, 07/09/24		3,150	3,120,050
2.280%, 07/29/24	CAD	7,750	5,590,876
(r) SOFR + 0.620%, FRN, 5.974%, 09/15/26		690	689,191
Bank of Montreal, Floating Rate Note, SOFR + 0.465%, FRN
(r) 5.818%, 01/10/25		523	523,611
Bank of Nova Scotia
0.650%, 07/31/24		700	691,378
2.490%, 09/23/24	CAD	6,250	4,492,700
Bank of Nova Scotia, Floating Rate Note,
(r) SOFR + 0.460%, FRN, 5.813%, 01/10/25		825	825,880
(r) SOFR + 1.090%, FRN, 6.444%, 06/12/25		11,850	11,949,433
Canada Government Bonds
1.500%, 05/01/24	CAD	18,900	13,727,607
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	11,300	8,184,528
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	2,250	1,619,742

		Face Amount^ (000)	Value†
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate Note,
(r) SOFR + 0.420%, FRN, 5.774%, 10/18/24		2,367	$2,368,672
(r) SOFR + 0.940%, FRN, 6.293%, 04/07/25		2,986	3,002,521
(r) SOFR + 1.220%, FRN, 6.575%, 10/02/26		2,000	2,023,289
Canadian Natural Resources Ltd.
3.900%, 02/01/25		559	551,338
2.050%, 07/15/25		555	530,380
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.749%, 05/19/25		7,300	7,310,744
CPPIB Capital, Inc.
0.750%, 06/15/24	CAD	2,065	1,491,873
CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r) 6.603%, 03/11/26		900	915,859
Emera U.S. Finance LP
0.833%, 06/15/24		700	695,050
ITC Holdings Corp.
3.650%, 06/15/24		1,391	1,386,757
National Bank of Canada
2.545%, 07/12/24	CAD	6,100	4,408,537
Province of Alberta
3.100%, 06/01/24	CAD	5,000	3,625,649
Province of Ontario
3.500%, 06/02/24	CAD	900	652,774
Province of Saskatchewan
3.200%, 06/03/24	CAD	8,000	5,800,632
Royal Bank of Canada
2.352%, 07/02/24	CAD	7,500	5,422,566
0.125%, 07/23/24	EUR	440	465,577
2.609%, 11/01/24	CAD	6,250	4,483,483
Royal Bank of Canada, Floating Rate Note,
#(r) SOFR + 0.340%, FRN, 5.693%, 10/07/24		2,825	2,826,094
(r) SOFR + 0.570%, FRN, 5.925%, 04/27/26		4,583	4,584,205
Toronto-Dominion Bank
2.875%, 04/05/27	GBP	1,500	1,748,044

120

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
CANADA — (Continued)
Toronto-Dominion Bank, Floating Rate Note, SOFR + 1.080%, FRN
(r) 6.434%, 07/17/26		3,100	$3,129,861
TransCanada PipeLines Ltd.
1.000%, 10/12/24		7,100	6,949,841

TOTAL CANADA			128,508,454

DENMARK — (0.1%)
Danske Bank AS
0.625%, 05/26/25	EUR	2,500	2,579,989

FINLAND — (0.3%)
OP Corporate Bank PLC
0.375%, 06/19/24	EUR	1,600	1,699,311
0.250%, 03/24/26	EUR	1,624	1,621,527
1.375%, 09/04/26	GBP	2,487	2,821,760

TOTAL FINLAND			6,142,598

FRANCE — (4.1%)
Arval Service Lease SA
0.875%, 02/17/25	EUR	400	416,768
Banque Federative du Credit Mutuel SA
0.010%, 03/07/25	EUR	11,100	11,479,721
SOFR + 1.400%, FRN, 6.754%,
(r)Ω 07/13/26		4,670	4,745,408
(r)Ω SOFR + 1.130%, FRN, 6.484%, 01/23/27		900	908,928
Banque Stellantis France SACA
0.625%, 06/21/24	EUR	3,109	3,302,332
Δ 0.000%, 01/22/25	EUR	3,700	3,841,152
BNP Paribas SA
1.000%, 06/27/24	EUR	3,930	4,175,099
BPCE SA
1.000%, 07/15/24	EUR	2,100	2,227,576
#,Ω 2.375%, 01/14/25		12,700	12,384,316
Credit Agricole SA
2.375%, 05/20/24	EUR	2,300	2,452,529
#Ω 3.250%, 10/04/24		8,000	7,913,443
(r)Ω SOFR + 0.870%, FRN, 6.223%, 03/11/27		5,871	5,891,982
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	986,923
Societe Generale SA
#Ω 2.625%, 10/16/24		1,700	1,672,431
#,Ω 2.625%, 01/22/25		9,420	9,189,766

		Face Amount^ (000)	Value†
FRANCE — (Continued)
Unedic Asseo 2.375%, 05/25/24	EUR	1,100	$1,172,519

TOTAL FRANCE			72,760,893

GERMANY — (4.1%)
Bayer U.S. Finance II LLC
Ω 3.375%, 07/15/24		6,635	6,597,023
BMW U.S. Capital LLC, Floating Rate Note,
(r)Ω SOFR + 0.620%, FRN, 5.969%, 08/11/25		12,500	12,538,566
(r)Ω SOFR + 0.550%, FRN, 5.905%, 04/02/26		4,000	4,011,105
Daimler Truck Finance Canada, Inc.
2.140%, 12/13/24	CAD	8,400	5,985,896
Daimler Truck Finance
North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 12/13/24		1,750	1,754,095
Daimler Truck International Finance BV
1.250%, 04/06/25	EUR	5,300	5,523,696
HOWOGE
Wohnungsbaugesellschaft GmbH
Δ 0.000%, 11/01/24	EUR	3,500	3,659,572
Landeskreditbank
Baden-Wuerttemberg Foerderbank
4.250%, 08/07/25	AUD	4,200	2,701,311
Mercedes-Benz Finance North America LLC
Ω 1.450%, 03/02/26		480	446,794
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω SOFR + 0.930%, FRN, 6.285%, 03/30/25		2,500	2,513,871
(r)Ω SOFR + 0.570%, FRN, 5.925%, 08/01/25		7,350	7,365,244
NRW Bank
1.050%, 03/31/26	AUD	580	349,351
Siemens
Financieringsmaatschappij NV 0.250%, 06/05/24	EUR	400	425,408

121

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Δ 0.000%, 09/05/24	EUR	580	$610,812
1.000%, 02/20/25	GBP	500	604,139
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	3,300	4,102,733
Volkswagen Group of America Finance LLC
Ω 2.850%, 09/26/24		500	493,960
Volkswagen Group of America Finance LLC, Floating Rate Note,
(r)Ω SOFR + 0.950%, FRN, 6.303%, 06/07/24		1,450	1,450,987
(r)Ω SOFR + 0.930%, FRN, 6.284%, 09/12/25		4,300	4,323,805
VW Credit Canada, Inc.
2.850%, 09/26/24	CAD	10,600	7,624,162

TOTAL GERMANY			73,082,530

IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.500%, 01/15/25		3,000	2,949,587
1.750%, 01/30/26		12,800	11,925,827
4.450%, 04/03/26		150	146,511
GAS Networks Ireland
0.125%, 12/04/24	EUR	800	834,508

TOTAL IRELAND			15,856,433

ITALY — (0.5%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24		5,900	5,836,827
Republic of Italy Government International Bonds
2.375%, 10/17/24		3,961	3,898,091

TOTAL ITALY			9,734,918

JAPAN — (4.8%)
American Honda Finance Corp., Floating Rate Note,
(r) SOFR + 0.600%, FRN, 5.948%, 08/14/25		110	110,200
(r) SOFR + 0.790%, FRN, 6.144%, 10/03/25		4,000	4,018,583

		Face Amount^ (000)	Value†
JAPAN — (Continued)
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		3,000	$3,012,258
(r) SOFR + 0.920%, FRN, 6.273%, 01/12/26		5,000	5,037,200
(r) SOFR + 0.770%, FRN, 6.123%, 03/12/27		1,000	1,005,650
Honda Canada Finance, Inc.
2.500%, 06/04/24	CAD	4,400	3,188,334
Japan Bank for International Cooperation
2.500%, 05/23/24		2,694	2,689,164
Mitsubishi Corp.
3.375%, 07/23/24		400	397,600
Mitsubishi UFJ Financial Group, Inc.
0.978%, 06/09/24	EUR	960	1,021,304
0.339%, 07/19/24	EUR	6,550	6,936,787
2.193%, 02/25/25		8,500	8,259,114
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,750	1,843,173
Nomura Holdings, Inc.
2.648%, 01/16/25		600	585,908
1.851%, 07/16/25		6,215	5,913,244
1.653%, 07/14/26		5,528	5,055,134
2.329%, 01/22/27		2,000	1,827,653
NTT Finance Corp.
Ω 4.142%, 07/26/24		535	532,968
0.010%, 03/03/25	EUR	2,050	2,118,785
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		7,500	7,453,268
0.934%, 10/11/24	EUR	800	842,569
1.546%, 06/15/26	EUR	6,580	6,707,610
Sumitomo Mitsui Trust Bank Ltd.
Ω 2.550%, 03/10/25		3,200	3,118,772
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	970	1,025,475
0.064%, 01/13/25	EUR	3,450	3,586,593
Toyota Motor Credit Corp., Floating Rate Note,
(r) SOFR + 0.560%, FRN, 5.913%, 01/10/25		3,400	3,405,697
(r) SOFR + 0.890%, FRN, 6.240%, 05/18/26		5,030	5,066,442

122

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CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
(r) SOFR + 0.650%, FRN, 6.004%, 03/19/27		2,000	$2,004,834

TOTAL JAPAN			86,764,319

NETHERLANDS — (1.7%)
BNG Bank NV 4.750%, 05/22/24		4,000	3,997,869
BNG Bank NV, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.348%, 08/05/26		8,200	8,316,708
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		1,000	993,082
(r) SOFR + 0.710%, FRN, 6.063%, 01/09/26		10,377	10,427,325
(r) SOFR + 0.710%, FRN, 6.063%, 03/05/27		3,000	3,007,905
Cooperatieve Rabobank UA, Floating Rate Note, 3M Swap + 1.180%, FRN
(r) 5.543%, 01/19/28	AUD	2,000	1,308,484
de Volksbank NV
0.010%, 09/16/24	EUR	1,900	1,996,698
ING Groep NV
1.125%, 02/14/25	EUR	1,000	1,044,800

TOTAL NETHERLANDS			31,092,871

NEW ZEALAND — (1.0%)
New Zealand Government Bonds
0.500%, 05/15/24	NZD	31,000	18,234,413

NORWAY — (0.8%)
Kommunalbanken AS
4.250%, 07/16/25	AUD	90	57,990
Kommunalbanken AS, Floating Rate Note,
(r)Ω SOFR + 1.000%, FRN, 6.353%, 06/17/26		4,000	4,052,531
(r)Ω SOFR + 0.400%, FRN, 5.751%, 03/03/28		9,500	9,496,975
Telenor ASA
2.625%, 12/06/24	EUR	500	529,497

TOTAL NORWAY			14,136,993

		Face Amount^ (000)	Value†
PORTUGAL — (0.1%)
EDP Finance BV
Ω 3.625%, 07/15/24		2,500	2,488,427

SPAIN — (1.0%)
Autonomous Community of Madrid
4.125%, 05/21/24	EUR	5,000	$5,336,536
Banco Santander SA
2.746%, 05/28/25		2,000	1,936,613
# 1.849%, 03/25/26		1,000	927,946
Santander Holdings USA, Inc.
4.500%, 07/17/25		1,000	981,544
3.244%, 10/05/26		6,000	5,623,556
Telefonica Emisiones SA
4.103%, 03/08/27		3,339	3,212,437

TOTAL SPAIN			18,018,632

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.4%)
Asian Development Bank
0.800%, 11/06/25	AUD	10,650	6,520,606
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	17,500	10,523,902
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		2,000	2,010,380
European Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.190%, FRN, 5.544%, 04/14/26		378	377,769
(r) SOFR + 0.330%, FRN, 5.679%, 02/20/28		7,460	7,463,432
(r) SOFR + 0.300%, FRN, 5.649%, 02/16/29		12,000	11,939,079
Inter-American Development Bank, Floating Rate Note,
(r) SOFR + 0.170%, FRN, 5.523%, 09/16/26		11,600	11,578,308
(r) SOFR + 0.280%, FRN, 5.633%, 04/12/27		16,900	16,874,143

123

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CONTINUED

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r) SOFR + 0.350%, FRN, 5.705%, 10/04/27		4,000	$4,000,146
(r) SOFR + 0.350%, FRN, 5.705%, 10/05/28		3,000	2,997,752
(r) SOFR + 0.300%, FRN, 5.648%, 02/15/29		20,000	19,882,200
International Bank for Reconstruction & Development
1.800%, 07/26/24	CAD	4,000	2,883,289
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.370%, FRN, 5.723%, 01/12/27		1,400	1,403,193
(r) SOFR + 0.280%, FRN, 5.629%, 02/23/27		9,600	9,607,296
(r) SOFR + 0.430%, FRN, 5.779%, 08/19/27		19,525	19,610,715
International Finance Corp.
1.375%, 09/13/24	CAD	259	185,613
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 03/16/26		23,700	23,732,475

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			151,590,298

SWEDEN — (1.2%)
Lansforsakringar Bank AB
0.125%, 02/19/25	EUR	1,500	1,552,617
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26		6,000	6,093,906
Svenska Handelsbanken AB, Floating Rate Note,
Svenska Handelsbanken AB

		Face Amount^ (000)	Value†
SWEDEN — (Continued)
SOFR + 0.910%, FRN, 6.263%,
(r)Ω 06/10/25		6,424	$6,456,838
(r)Ω SOFR + 1.250%, FRN, 6.604%, 06/15/26		5,585	5,666,541
Swedbank AB
0.250%, 10/09/24	EUR	1,200	1,260,381

TOTAL SWEDEN			21,030,283

SWITZERLAND — (0.7%)
UBS AG
0.010%, 03/31/26	EUR	4,410	4,386,285
UBS Group AG
# 4.125%, 09/24/25		3,000	2,926,446
4.125%, 04/15/26		5,000	4,841,291
1.250%, 09/01/26	EUR	580	583,639

TOTAL SWITZERLAND			12,737,661

UNITED KINGDOM — (1.7%)
Barclays PLC
4.375%, 01/12/26		11,400	11,117,262
BAT Capital Corp.
3.222%, 08/15/24		870	862,637
Diageo Finance PLC
0.500%, 06/19/24	EUR	174	184,825
1.750%, 09/23/24	EUR	1,200	1,269,725
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	855	890,092
Lloyds Bank PLC
1.250%, 01/13/25	EUR	800	838,548
Lloyds Banking Group PLC
4.450%, 05/08/25		5,000	4,929,962
3.750%, 01/11/27		1,070	1,019,897
Motability Operations Group PLC
0.875%, 03/14/25	EUR	2,000	2,081,080
Nationwide Building Society
1.500%, 10/13/26		1,000	907,919
NatWest Markets PLC
Ω 0.800%, 08/12/24		3,070	3,028,136
Reckitt Benckiser Treasury Services PLC
Ω 2.750%, 06/26/24		1,980	1,971,228
Unilever Capital Corp.
2.600%, 05/05/24		450	449,818

TOTAL UNITED KINGDOM			29,551,129

124

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (35.2%)
AES Corp.
1.375%, 01/15/26		3,000	$2,778,100
American Express Co., Floating Rate Note,
(r) SOFR + 0.930%, FRN, 6.282%, 03/04/25		829	835,177
(r) SOFR + 0.760%, FRN, 6.108%, 02/13/26		7,682	7,717,431
(r) SOFR + 0.650%, FRN, 5.998%, 11/04/26		9,290	9,314,411
American Honda Finance Corp.
1.950%, 10/18/24	EUR	440	465,048
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	2,000	2,079,154
American Tower Corp.
4.000%, 06/01/25		700	687,431
Amgen, Inc.
3.625%, 05/22/24		4,159	4,153,989
5.500%, 12/07/26	GBP	500	628,434
Aon Global Ltd.
3.500%, 06/14/24		320	319,200
Arizona Public Service Co.
3.350%, 06/15/24		1,000	994,877
Arrow Electronics, Inc.
3.250%, 09/08/24		6,073	6,016,501
AT&T, Inc.
2.850%, 05/25/24	CAD	1,500	1,087,771
Bank of America Corp.
2.375%, 06/19/24	EUR	500	532,423
Baxter International, Inc.
0.400%, 05/15/24	EUR	130	138,567
Boardwalk Pipelines LP
5.950%, 06/01/26		1,033	1,035,523
Booking Holdings, Inc.
# 3.650%, 03/15/25		1,375	1,351,932
BP Capital Markets PLC
0.900%, 07/03/24	EUR	2,500	2,653,813
Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r) 5.838%, 02/20/26		6,500	6,522,999
Brown & Brown, Inc.
4.200%, 09/15/24		11,428	11,351,230
Camden Property Trust
3.500%, 09/15/24		3,244	3,212,433
Capital One Financial Corp.
3.300%, 10/30/24		1,500	1,481,942
3.200%, 02/05/25		1,900	1,862,765

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.250%, 04/30/25		1,500	$1,477,338
3.750%, 03/09/27		5,000	4,749,147
Caterpillar Financial Services Corp.
3.300%, 06/09/24		260	259,250
Caterpillar Financial Services Corp., Floating Rate Note,
(r) SOFR + 0.455%, FRN, 5.804%, 08/11/25		10,750	10,782,197
#(r) SOFR + 0.460%, FRN, 5.811%, 02/27/26		4,700	4,711,512
Celanese U.S. Holdings LLC
1.400%, 08/05/26		9,489	8,606,815
Cencora, Inc.
3.400%, 05/15/24		4,000	3,995,869
Charles Schwab Corp., Floating Rate Note,
#(r) SOFR + 0.520%, FRN, 5.868%, 05/13/26		12,867	12,853,018
(r) SOFR + 1.050%, FRN, 6.402%, 03/03/27		4,094	4,128,683
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	2,642	2,756,223
Citigroup, Inc.
1.750%, 01/28/25	EUR	500	525,335
CNA Financial Corp.
3.950%, 05/15/24		9,042	9,036,661
CNO Financial Group, Inc.
5.250%, 05/30/25		5,600	5,553,121
Conagra Brands, Inc.
4.300%, 05/01/24		1,433	1,433,000
Constellation Energy Generation LLC
3.250%, 06/01/25		9,272	9,030,863
Crown Castle, Inc.
3.200%, 09/01/24		4,000	3,963,975
2.900%, 03/15/27		8,000	7,413,377
Devon Energy Corp.
5.250%, 09/15/24		8,716	8,691,463
Discover Bank
3.450%, 07/27/26		910	859,894
Discover Financial Services
3.950%, 11/06/24		2,702	2,674,712
3.750%, 03/04/25		150	147,319
4.500%, 01/30/26		578	563,400

125

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Discovery Communications LLC
3.450%, 03/15/25		200	$195,454
Dominion Energy, Inc.
3.300%, 03/15/25		1,400	1,370,573
DXC Technology Co.
# 1.800%, 09/15/26		15,069	13,649,082
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		370	363,900
eBay, Inc.
3.450%, 08/01/24		210	208,759
Edison International
3.550%, 11/15/24		1,000	987,647
4.950%, 04/15/25		8,017	7,947,684
Elevance Health, Inc.
3.500%, 08/15/24		2,307	2,291,914
Energy Transfer LP
4.050%, 03/15/25		3,241	3,191,474
2.900%, 05/15/25		1,552	1,508,845
Equifax, Inc.
2.600%, 12/01/24		5,000	4,907,360
Equinix, Inc.
2.625%, 11/18/24		5,000	4,910,979
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		1,600	1,583,419
Evergy, Inc.
2.450%, 09/15/24		9,700	9,571,777
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	1,600	1,697,686
Fiserv, Inc.
2.750%, 07/01/24		5,586	5,556,540
Flex Ltd.
3.750%, 02/01/26		7,612	7,337,741
Fortune Brands Innovations, Inc.
4.000%, 06/15/25		1,000	978,458
GATX Corp.
3.850%, 03/30/27		850	811,065
General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r) 5.914%, 05/05/26		1,400	1,403,272
General Motors Co.
6.125%, 10/01/25		2,200	2,207,400
General Motors Financial Co., Inc.
2.250%, 09/06/24	GBP	275	339,901
2.750%, 06/20/25		6,220	6,007,736

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
General Motors Financial Co., Inc., Floating Rate Note,
(r) SOFR + 1.040%, FRN, 6.391%, 02/26/27		3,000	$2,999,421
(r) SOFR + 1.350%, FRN, 6.698%, 05/08/27		1,600	1,613,248
Global Payments, Inc.
1.500%, 11/15/24		781	763,394
2.650%, 02/15/25		2,500	2,438,328
2.150%, 01/15/27		5,000	4,577,726
Goldman Sachs Group, Inc.
3.375%, 03/27/25	EUR	5,750	6,110,078
3.750%, 05/22/25		7,300	7,156,798
Hess Corp.
3.500%, 07/15/24		3,200	3,183,387
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		1,700	1,700,490
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	910	950,176
HP, Inc.
2.200%, 06/17/25		1,069	1,027,440
Interstate Power & Light Co.
# 3.250%, 12/01/24		60	59,190
J M Smucker Co.
3.500%, 03/15/25		1,000	981,486
Jabil, Inc.
4.250%, 05/15/27		5,000	4,793,148
Jefferies Financial Group, Inc.
6.450%, 06/08/27		5,000	5,088,896
John Deere Capital Corp., Floating Rate Note,
(r) SOFR + 0.570%, FRN, 5.920%, 03/03/26		600	602,893
(r) SOFR + 0.440%, FRN, 5.792%, 03/06/26		3,700	3,710,233
(r) SOFR + 0.790%, FRN, 6.143%, 06/08/26		9,784	9,874,103
John Deere Financial, Inc.
1.090%, 07/17/24	CAD	5,500	3,961,886
JPMorgan Chase & Co.
1.500%, 01/27/25	EUR	1,000	1,049,660

126

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CONTINUED

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
JPMorgan Chase Bank
NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 12/08/26	27,240	$27,583,943
KeysightTechnologies, Inc.
4.550%, 10/30/24	2,900	2,887,054
Kinder Morgan Energy Kinder Morgan Energy Partners LP
4.300%, 05/01/24	2,680	2,680,000
Lazard Group LLC
3.625%, 03/01/27	6,000	5,680,051
Legg Mason, Inc.
4.750%, 03/15/26	7,000	6,914,744
Lennar Corp.
4.750%, 05/30/25	3,900	3,855,660
Marathon Petroleum Corp.
3.625%, 09/15/24	5,528	5,479,926
4.700%, 05/01/25	2,970	2,939,895
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	3,050	3,043,456
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.520%, 10/30/26	300	304,318
MPLXLP
4.875%, 12/01/24	1,330	1,321,478
1.750%, 03/01/26	2,558	2,383,676
National Rural Utilities Cooperative Finance Corp., Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.684%, 10/18/24	2,011	2,012,129
(r) SOFR + 0.700%, FRN, 6.047%, 05/07/25	14,302	14,363,734
(r) SOFR + 0.800%, FRN, 6.148%, 02/05/27	300	301,291
NetApp, Inc.
3.300%, 09/29/24	1,928	1,907,635
NextEra Energy Capital Holdings, Inc.
4.200%, 06/20/24	1,000	997,731
4.255%, 09/01/24	1,310	1,302,667
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.115%, 01/29/26	2,580	2,586,306

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
NNN REIT, Inc.
3.900%, 06/15/24		612	$610,438
Nucor Corp.
2.000%, 06/01/25		1,300	1,252,570
Nuveen Finance LLC
Ω 4.125%, 11/01/24		2,000	1,981,340
ONEOK, Inc.
2.750%, 09/01/24		985	974,561
Oracle Corp.
3.400%, 07/08/24		1,100	1,094,763
2.500%, 04/01/25		5,200	5,048,096
Ovintiv, Inc.
5.375%, 01/01/26		3,484	3,455,246
Parker-Hannifin Corp.
3.650%, 06/15/24		2,362	2,354,562
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.000%, 07/15/25		341	333,214
Ω 1.200%, 11/15/25		4,000	3,723,331
Ω 4.450%, 01/29/26		1,572	1,535,186
PepsiCo, Inc.
2.150%, 05/06/24	CAD	1,700	1,234,400
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.748%, 02/13/26		440	440,766
Philip Morris International, Inc.
2.875%, 05/01/24		12,221	12,221,000
2.750%, 03/19/25	EUR	636	672,047
Plains All American Pipeline LP/PAA Finance Corp.
3.600%, 11/01/24		13,579	13,427,858
PNC Financial Services Group, Inc.
2.200%, 11/01/24		358	351,949
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	828	785,300
Public Service Enterprise Group, Inc.
2.875%, 06/15/24		5,910	5,888,349
Public Storage Operating Co., Floating Rate Note,
(r) SOFR + 0.600%, FRN, 5.955%, 07/25/25		600	602,196
(r) SOFR + 0.700%, FRN, 6.054%, 04/16/27		5,000	5,017,325
PVH Corp.
4.625%, 07/10/25		4,003	3,932,506
Realty Income Corp.
3.875%, 07/15/24		3,400	3,388,165

127

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
1.875%, 01/14/27	GBP	1,700	$1,925,243
3.200%, 01/15/27		10,000	9,397,760
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26		3,600	3,623,026
Ross Stores, Inc.
3.375%, 09/15/24		2,000	1,979,814
4.600%, 04/15/25		1,000	989,882
Royalty Pharma PLC
1.200%, 09/02/25		5,372	5,058,941
Ryder System, Inc.
2.500%, 09/01/24		5,081	5,022,949
4.625%, 06/01/25		1,000	986,570
4.300%, 06/15/27		2,140	2,060,775
Santander Holdings USA, Inc.
3.500%, 06/07/24		1,550	1,549,415
Schlumberger Finance BV
Δ 0.000%, 10/15/24	EUR	1,080	1,132,579
Sherwin-Williams Co.
3.125%, 06/01/24		3,300	3,291,731
Simon Property Group LP
2.000%, 09/13/24		1,230	1,213,754
Southwest Airlines Co.
5.250%, 05/04/25		8,152	8,105,468
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r) 6.193%, 08/03/26		5,500	5,541,207
ThermoFisher Scientific, Inc.
0.750%, 09/12/24	EUR	1,000	1,054,819
0.125%, 03/01/25	EUR	3,000	3,107,154
Timken Co.
3.875%, 09/01/24		986	979,132
Truist Bank
1.500%, 03/10/25		280	270,192
4.050%, 11/03/25		5,000	4,895,404
Truist Financial Corp.
2.500%, 08/01/24		6,417	6,363,647
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	7,000	5,031,417
U.S. Bancorp
0.850%, 06/07/24	EUR	1,500	1,595,198
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	10,050	7,288,796
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	17,165,707
Ventas Realty LP
3.750%, 05/01/24		7,768	7,768,000
2.650%, 01/15/25		800	781,647
3.500%, 02/01/25		3,000	2,945,635

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
4.125%, 01/15/26		2,000	$1,940,935
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	982,278
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.144%, 03/20/26		2,092	2,107,083
VF Corp.
2.400%, 04/23/25		2,203	2,125,012
VMware LLC
1.400%, 08/15/26		1,760	1,600,507
Wells Fargo & Co.
1.625%, 06/02/25	EUR	4,000	4,161,715
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.407%, 08/07/26		500	505,614
Western Union Co.
1.350%, 03/15/26		11,347	10,436,562
Williams Cos., Inc.
4.550%, 06/24/24		11,500	11,476,944
3.900%, 01/15/25		2,277	2,246,755
Willis North America, Inc.
3.600%, 05/15/24		6,830	6,823,989
WRKCo, Inc.
3.000%, 09/15/24		5,150	5,094,087

TOTAL UNITED STATES			632,603,175

TOTAL BONDS			1,410,394,080

U.S. TREASURY OBLIGATIONS — (9.6%)
U.S. Treasury Inflation-Indexed Bonds
2.375%, 01/15/25		9,876	9,860,071
U.S. Treasury Inflation-Indexed Notes
0.250%, 01/15/25		6,550	6,439,529
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN,5.491%, 10/31/25		33,000	33,038,194
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26		32,000	32,070,293
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.521%, 01/31/25		19,500	19,522,386

128

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CONTINUED

	Face Amount^ (000)	Value†
(r) 3M USTMMR + 0.169%, FRN, 5.490%, 04/30/25	59,000	$59,062,227
(r) 3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25	12,000	12,005,246

TOTAL U.S. TREASURY OBLIGATIONS		171,997,946

COMMERCIAL PAPER — (11.1%)
AUSTRALIA — (0.1%)
Telstra Group Ltd.
Ω 5.675%, 05/01/24	1,500	1,499,777

CANADA — (1.8%)
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	5,175	5,147,574
CDP Financial, Inc.
Ω 5.830%, 05/16/24	12,000	11,971,585
PSP Capital, Inc.
Ω 5.731%, 05/13/24	3,000	2,994,239
Rogers Communications, Inc.
Ω 5.799%, 05/02/24	6,000	5,998,192
Ω 5.821%, 05/02/24	6,000	5,998,192

TOTAL CANADA		32,109,782

FRANCE — (0.8%)
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.526%, 08/14/24	6,000	5,905,849
Ω 5.526%, 08/14/24	2,000	1,968,616
Sanofi SA
Ω 5.469%, 07/10/24	7,000	6,926,177

TOTAL FRANCE		14,800,642

GERMANY — (0.8%)
BASF SE
Ω 5.582%, 07/08/24	2,150	2,127,624
Ω 5.614%, 07/30/24	13,000	12,821,586

TOTAL GERMANY		14,949,210

NETHERLANDS — (0.3%)
Cooperatieve Rabobank UA
5.618%, 06/04/24	5,000	4,974,343

SINGAPORE — (0.2%)
DBS Bank Ltd.
Ω 5.456%, 05/28/24	4,000	3,983,392

	Face Amount^ (000)	Value†
UNITED KINGDOM — (1.0%)
BP Capital Markets PLC
Ω 5.565%, 06/24/24	11,000	$10,908,662
HSBC USA, Inc.
Ω 6.014%, 06/07/24	3,250	3,231,312
Ω 6.031%, 06/24/24	3,000	2,974,845

TOTAL UNITED KINGDOM		17,114,819

UNITED STATES — (6.1%)
American Electric Power Co., Inc.
Ω 5.741%, 06/12/24	10,000	9,933,366
Canadian National Railway Co.
Ω 5.561%, 07/08/24	1,500	1,484,331
Ω 5.619%, 08/14/24	2,000	1,968,330
Ω 5.607%, 08/27/24	8,000	7,858,469
Cisco Systems, Inc.
Ω 5.483%, 06/05/24	10,000	9,946,030
Ω 5.469%, 06/06/24	7,000	6,961,171
Ω 5.476%, 06/11/24	10,000	9,937,030
Consolidated Edison Co. of New York, Inc.
Ω 5.582%, 05/03/24	1,000	999,548
Dominion Energy, Inc.
Ω 5.694%, 05/02/24	1,000	999,700
EIDP, Inc.
Ω 5.595%, 06/13/24	8,000	7,945,610
Ω 5.689%, 06/28/24	1,000	991,346
Ω 5.689%, 07/26/24	2,000	1,972,930
Ω 5.632%, 08/13/24	3,000	2,952,942
Ω 5.622%, 09/03/24	3,000	2,942,523
Entergy Corp.
Ω 5.706%, 06/13/24	3,500	3,476,133
HSBC USA, Inc.
Ω 5.626%, 07/03/24	5,000	4,951,022
NextEra Energy Capital Holdings, Inc.
Ω 5.693%, 05/10/24	12,000	11,981,818
Verizon Communications, Inc.
Ω 5.650%, 06/18/24	10,000	9,924,014
Walt Disney Co.
Ω 5.886%, 05/01/24	12,250	12,248,172
Ω 5.558%, 06/28/24	1,000	990,977

TOTAL UNITED STATES		110,465,462

TOTAL COMMERCIAL PAPER (Cost $199,925,249)		199,897,427

129

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CONTINUED

		Face Amount^ (000)	Value†
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
CANADA — (0.1%)
Canada Treasury Bills
∞ 4.921%, 05/23/24	CAD	1,600	$1,158,639

TOTAL INVESTMENT SECURITIES (Cost $1,801,958,807)			1,783,448,092

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	1,073,123	$12,413,885

TOTAL INVESTMENTS — (100.0%) (Cost $1,814,372,763)		$1,795,861,977

As of April 30, 2024, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,185,664	AUD	6,434,087	Citibank, N.A.	05/07/24	$17,036
USD	16,153,972	AUD	24,447,264	Societe Generale	05/07/24	314,657
USD	35,925,026	CAD	48,826,076	Barclays Capital	05/09/24	453,162
USD	7,171,453	NOK	76,521,843	Morgan Stanley and Co. International	05/10/24	281,612
USD	18,722,146	NZD	30,926,374	Morgan Stanley and Co. International	05/10/24	498,878
USD	1,966,305	GBP	1,548,289	Citibank, N.A.	05/13/24	31,538
USD	62,194,318	EUR	57,891,600	State Street Bank and Trust	05/13/24	388,106
USD	13,832,667	AUD	21,316,329	Societe Generale	05/16/24	18,112
USD	10,412,483	GBP	8,318,192	Morgan Stanley and Co. International	05/28/24	17,122
USD	52,871,481	EUR	48,611,772	HSBC Bank	07/03/24	859,629
EUR	33,388,045	USD	35,694,611	Royal Bank of Scotland	07/03/24	28,712
USD	45,019,196	EUR	41,810,674	Morgan Stanley and Co. International	07/10/24	269,678
EUR	7,991,912	USD	8,545,801	Morgan Stanley and Co. International	07/11/24	8,252
USD	39,099,428	CAD	53,751,067	Citibank, N.A.	07/18/24	3,696
USD	38,608,617	CAD	52,904,897	Citibank, N.A.	07/19/24	127,649

Total Appreciation						$3,317,839

NOK	76,521,843	USD	7,071,841	Morgan Stanley and Co. International	05/10/24	$(182,001)
EUR	4,683,000	USD	5,120,926	Australia and New Zealand Bank	05/13/24	(121,263)
EUR	2,748,240	USD	2,960,802	Citibank, N.A.	05/13/24	(26,727)
EUR	3,129,631	USD	3,402,424	Morgan Stanley and Co. International	05/13/24	(61,168)
EUR	5,935,135	USD	6,461,675	State Street Bank and Trust	05/13/24	(125,208)
USD	5,994,684	AUD	9,259,006	Societe Generale	05/16/24	(5,835)
EUR	2,014,135	USD	2,160,565	Morgan Stanley and Co. International	07/10/24	(4,858)
USD	50,768,827	EUR	47,471,624	Morgan Stanley and Co. International	07/11/24	(41,890)

Total (Depreciation)						$(568,950)

Total Appreciation (Depreciation)						$2,748,889

130

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CONTINUED

As of April 30, 2024, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD 26,000,000	01/14/25	—	—	$1,031,851	$1,031,851
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD 18,000,000	01/25/25	—	—	764,195	764,195
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD 21,000,000	10/08/24	—	—	1,391,562	1,391,562
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD 20,000,000	08/04/24	—	—	1,560,855	1,560,855
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD 44,000,000	09/03/24	—	—	3,218,100	3,218,100
Bank of America Corp.	2.765%	Fixed	CPI	Maturity	USD 22,000,000	12/05/24	—	—	222,053	222,053
Bank of America Corp.	2.681%	Fixed	CPI	Maturity	USD 52,000,000	10/17/24	—	—	279,292	279,292
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD 63,000,000	10/23/24	—	—	315,071	315,071
Bank of America Corp.	2.629%	Fixed	CPI	Maturity	USD 36,000,000	09/27/24	—	—	273,030	273,030
Bank of America Corp.	2.574%	Fixed	CPI	Maturity	USD 64,000,000	09/28/24	—	—	524,107	524,107
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD 43,000,000	03/16/26	—	—	4,411,295	4,411,295
Bank of America Corp.	2.464%	Fixed	CPI	Maturity	USD 36,000,000	02/28/25	—	—	206,766	206,766
Bank of America Corp.	2.405%	Fixed	CPI	Maturity	USD 27,000,000	08/23/24	—	—	283,310	283,310
Bank of America Corp.	2.384%	Fixed	CPI	Maturity	USD 37,000,000	07/27/24	—	—	397,995	397,995
Bank of America Corp.	2.052%	Fixed	CPI	Maturity	USD 64,000,000	05/17/24	—	—	809,977	809,977
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD 38,000,000	06/24/24	—	—	6,289,907	6,289,907
Citibank, N.A	3.859%	Fixed	CPI	Maturity	USD 39,000,000	03/09/25	—	—	467,884	467,884
Citibank, N.A	3.774%	Fixed	CPI	Maturity	USD 22,000,000	03/04/25	—	—	338,065	338,065
Citibank, N.A	3.125%	Fixed	CPI	Maturity	USD 42,000,000	01/31/25	—	—	1,663,589	1,663,589
Citibank, N.A	2.642%	Fixed	CPI	Maturity	USD 55,000,000	03/20/25	—	—	167,780	167,780
Citibank, N.A	2.563%	Fixed	CPI	Maturity	USD 52,000,000	10/04/24	—	—	407,900	407,900
Citibank, N.A	2.470%	Fixed	CPI	Maturity	USD 59,000,000	06/26/24	—	—	552,244	552,244
Citibank, N.A	2.414%	Fixed	CPI	Maturity	USD 37,000,000	11/03/24	—	—	235,088	235,088
Citibank, N.A	2.335%	Fixed	CPI	Maturity	USD 40,000,000	05/24/24	—	—	422,266	422,266
Citibank, N.A	2.198%	Fixed	CPI	Maturity	USD 54,000,000	11/21/24	—	—	402,634	402,634
Citibank, N.A	2.064%	Fixed	CPI	Maturity	USD 63,000,000	12/13/24	—	—	510,926	510,926
Citibank, N.A	2.054%	Fixed	CPI	Maturity	USD 20,000,000	02/05/25	—	—	181,977	181,977
Citibank, N.A	1.303%	Fixed	CPI	Maturity	USD 25,000,000	06/22/25	—	—	4,293,374	4,293,374
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD 30,000,000	11/01/24	—	—	1,549,513	1,549,513
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD 25,000,000	11/29/25	—	—	980,538	980,538
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD 20,000,000	01/05/25	—	—	809,648	809,648
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD 43,000,000	11/08/24	—	—	2,291,943	2,291,943
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD 20,000,000	12/01/25	—	—	858,147	858,147
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD 22,000,000	11/16/25	—	—	176,153	176,153
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD 32,000,000	09/24/25	—	—	2,151,354	2,151,354
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD 45,000,000	03/08/26	—	—	4,798,049	4,798,049
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD 20,000,000	03/05/26	—	—	2,134,592	2,134,592

131

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	$4,687,019	$4,687,019
Deutsche Bank AG	2.120%	Fixed	CPI	Maturity	USD	50,000,000	01/22/25	—	—	401,111	401,111
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,286,664	3,286,664
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	5,504,638	5,504,638
Morgan Stanley and Co. International	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	24,420	24,420
Morgan Stanley and Co. International	2.530%	Fixed	CPI	Maturity	USD	5,000,000	03/13/25	—	—	22,748	22,748
Morgan Stanley and Co. International	2.440%	Fixed	CPI	Maturity	USD	42,000,000	11/01/24	—	—	259,438	259,438
Morgan Stanley and Co. International	2.410%	Fixed	CPI	Maturity	USD	35,000,000	06/12/24	—	—	361,482	361,482
Morgan Stanley and Co. International	2.390%	Fixed	CPI	Maturity	USD	58,000,000	06/06/24	—	—	619,895	619,895
Morgan Stanley and Co. International	2.275%	Fixed	CPI	Maturity	USD	37,000,000	11/22/24	—	—	246,065	246,065
Morgan Stanley and Co. International	2.198%	Fixed	CPI	Maturity	USD	22,000,000	07/17/24	—	—	267,650	267,650

Total Appreciation										$63,054,160	$63,054,160
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(32,117)	(32,117)

Total (Depreciation)										$(32,117)	$(32,117)

Total Appreciation (Depreciation)										$63,022,043	$63,022,043

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$69,169,406	—	$69,169,406
Austria	—	1,665,260	—	1,665,260
Belgium	—	12,645,398	—	12,645,398
Canada	—	128,508,454	—	128,508,454
Denmark	—	2,579,989	—	2,579,989
Finland	—	6,142,598	—	6,142,598
France	—	72,760,893	—	72,760,893
Germany	—	73,082,530	—	73,082,530
Ireland	—	15,856,433	—	15,856,433
Italy	—	9,734,918	—	9,734,918
Japan	—	86,764,319	—	86,764,319
Netherlands	—	31,092,871	—	31,092,871

132

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$18,234,413	—	$18,234,413
Norway	—	14,136,993	—	14,136,993
Portugal	—	2,488,427	—	2,488,427
Spain	—	18,018,632	—	18,018,632
Supranational Organization Obligations	—	151,590,298	—	151,590,298
Sweden	—	21,030,283	—	21,030,283
Switzerland	—	12,737,661	—	12,737,661
United Kingdom	—	29,551,129	—	29,551,129
United States	—	632,603,175	—	632,603,175
U.S. Treasury Obligations	—	171,997,946	—	171,997,946
Commercial Paper	—	199,897,427	—	199,897,427
Foreign Sovereign Obligations	—	1,158,639	—	1,158,639
Securities Lending Collateral	—	12,413,885	—	12,413,885

Total Investments in Securities	—	$1,795,861,977	—	$1,795,861,977

Financial Instruments
Assets
Forward Currency Contracts**	—	3,317,839	—	3,317,839
Swap Agreements**	—	63,054,160	—	63,054,160
Liabilities
Forward Currency Contracts**	—	(568,950)	—	(568,950)
Swap Agreements**	—	(32,117)	—	(32,117)

Total Financial Instruments	—	$65,770,932	—	$65,770,932

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

133

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SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (8.8%)
Government National Mortgage Association, TBA
3.500%, 03/20/52 TBA		3,851	$3,391,899
4.000%, 05/20/54 TBA		642	581,730
Uniform Mortgage-Backed Security, TBA
1.500%, 05/01/54 TBA		4,747	3,400,824
2.000%, 05/01/54 TBA		3,947	2,978,788
2.500%, 05/01/54 TBA		9,120	7,214,430
6.000%, 05/01/54 TBA		2,884	2,857,188
6.500%, 05/01/54 TBA		3,992	4,022,104

TOTAL AGENCY OBLIGATIONS			24,446,963

BONDS — (82.3%)

AUSTRALIA — (6.1%)
APA Infrastructure Ltd.
0.750%, 03/15/29	EUR	1,500	1,378,473
BNZ International Funding Ltd.
0.375%, 09/14/24	EUR	196	206,391
FMG Resources August 2006 Pty. Ltd.
Ω 4.500%, 09/15/27		1,150	1,084,556
Ω 4.375%, 04/01/31		200	176,089
Glencore Funding LLC
Ω 2.850%, 04/27/31		500	414,557
New South Wales TreasuryCorp.
2.000%, 03/20/31	AUD	900	487,149
1.500%, 02/20/32	AUD	5,860	2,953,588
4.250%, 02/20/36	AUD	1,600	936,842
3.500%, 11/20/37	AUD	2,000	1,056,814
Queensland Treasury Corp.
1.500%, 08/20/32	AUD	1,700	842,685
Rio Tinto Alcan, Inc.
5.750%, 06/01/35		1,000	1,011,914
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	1,200	613,013
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	900	549,598
2.250%, 09/15/33	AUD	2,100	1,066,016
2.250%, 11/20/34	AUD	3,690	1,802,511
2.000%, 09/17/35	AUD	2,100	969,702

		Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
4.750%, 09/15/36	AUD	2,050	$1,244,378

TOTAL AUSTRALIA			16,794,276

BELGIUM — (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40		1,000	863,027

CANADA — (3.6%)
Bank of Montreal
2.500%, 06/28/24		69	68,651
Bank of Nova Scotia
2.450%, 02/02/32		195	156,624
Brookfield Finance, Inc.
4.850%, 03/29/29		600	582,657
Canada Government Bonds
2.750%, 08/01/24	CAD	2,100	1,517,098
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	2,000	1,448,589
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	429,386
CI Financial Corp.
3.200%, 12/17/30		1,500	1,194,160
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	467,083
Ontario Teachers’ Finance Trust
1.850%, 05/03/32	EUR	800	758,662
Royal Bank of Canada
1.375%, 12/09/24	GBP	400	488,544
2.125%, 04/26/29	EUR	500	496,581
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	880	849,823
3.129%, 08/03/32	EUR	500	510,106
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,200	1,089,629

TOTAL CANADA			10,057,593

DENMARK — (0.2%)
DSV Finance BV
1.375%, 03/16/30	EUR	700	659,153

134

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CONTINUED

		Face Amount^ (000)	Value†
FINLAND — (0.3%)
Nokia OYJ
4.375%, 06/12/27		900	861,420

FRANCE — (4.0%)
Banque Federative du Credit Mutuel SA
1.250%, 06/03/30	EUR	1,300	$1,186,740
0.625%, 02/21/31	EUR	600	516,117
1.125%, 01/19/32	EUR	400	349,621
BNP Paribas SA
1.375%, 05/28/29	EUR	500	473,185
1.250%, 07/13/31	GBP	400	376,702
BPCE SA
Ω 2.700%, 10/01/29		1,500	1,300,716
0.250%, 01/14/31	EUR	1,200	1,025,109
Electricite de France SA
6.125%, 06/02/34	GBP	300	379,848
JCDecaux SE
1.625%, 02/07/30	EUR	1,200	1,106,402
La Poste SA
1.375%, 04/21/32	EUR	1,100	997,570
Societe Generale SA
0.750%, 01/25/27	EUR	500	489,450
0.875%, 09/24/29	EUR	1,000	905,253
Vinci SA
2.750%, 09/15/34	GBP	700	712,795
WEA Finance LLC
Ω 3.500%, 06/15/29		1,400	1,222,138

TOTAL FRANCE			11,041,646

GERMANY — (2.7%)
BASF SE
3.750%, 06/29/32	EUR	500	533,579
Deutsche Bank AG
1.750%, 01/17/28	EUR	400	394,560
Deutsche Telekom AG
3.125%, 02/06/34	GBP	320	339,828
E.ON International Finance BV
6.375%, 06/07/32	GBP	250	330,975
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		750	581,868
Kreditanstalt fuer Wiederaufbau
1.375%, 12/09/24	GBP	1,500	1,833,626
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.375%, 12/09/24	GBP	522	634,013

		Face Amount^ (000)	Value†
GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41		500	$359,302
Volkswagen Financial Services AG
0.375%, 02/12/30	EUR	900	788,368
Wintershall Dea Finance BV
1.332%, 09/25/28	EUR	1,000	938,449
1.823%, 09/25/31	EUR	1,000	882,442

TOTAL GERMANY			7,617,010

HONG KONG — (0.3%)
Prudential Funding Asia PLC
3.625%, 03/24/32		1,000	876,820

ITALY — (1.2%)
Eni SpA
0.625%, 01/23/30	EUR	1,000	903,643
Holding d’Infrastructures de Transport SASU
1.625%, 09/18/29	EUR	1,100	1,039,652
Intesa Sanpaolo SpA
2.500%, 01/15/30	GBP	400	417,780
UniCredit SpA
1.625%, 01/18/32	EUR	1,000	904,672

TOTAL ITALY			3,265,747

JAPAN — (10.8%)
Aircastle Ltd.
Ω 2.850%, 01/26/28		400	356,393
Japan Government Ten Year Bonds
0.100%, 06/20/27	JPY	201,000	1,266,065
0.200%, 03/20/32	JPY	300,000	1,830,454
0.200%, 09/20/32	JPY	420,000	2,546,684
0.500%, 12/20/32	JPY	330,000	2,047,312
0.400%, 06/20/33	JPY	350,000	2,141,277
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	120,000	869,579
Japan Government Twenty Year Bonds
1.500%, 03/20/34	JPY	261,000	1,753,002
1.400%, 09/20/34	JPY	350,000	2,324,449
1.200%, 09/20/35	JPY	394,000	2,550,414
0.400%, 03/20/36	JPY	370,000	2,176,317
0.600%, 09/20/37	JPY	20,000	117,664
0.500%, 12/20/41	JPY	207,600	1,109,613
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		1,000	895,795

135

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CONTINUED

		Face Amount^ (000)	Value†
JAPAN — (Continued)
3.556%,06/15/32	EUR	1,480	$1,580,447
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	1,700	1,528,549
0.693%,10/07/30	EUR	600	527,315
2.096%, 04/08/32	EUR	400	377,573
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		1,250	1,136,936
Nomura Holdings, Inc.
2.172%, 07/14/28		300	259,969
2.608%, 07/14/31		1,000	807,613
Sumitomo Mitsui Financial Group, Inc.
2.724%, 09/27/29		1,000	869,798
2.222%, 09/17/31		1,000	794,473

TOTAL JAPAN			29,867,691

LUXEMBOURG — (0.3%)
ArcelorMittal SA
4.250%, 07/16/29		940	883,019

NETHERLANDS — (1.7%)
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		600	595,849
ING Groep NV
3.000%, 02/18/26	GBP	300	359,376
Nederlandse Waterschapsbank NV
4.500%, 06/18/25	GBP	400	495,879
Shell International Finance BV
4.550%, 08/12/43		2,500	2,183,445
TenneT Holding BV
2.375%, 05/17/33	EUR	1,000	998,202

TOTAL NETHERLANDS			4,632,751

NORWAY — (0.5%)
Aker BP ASA
Ω 4.000%, 01/15/31		300	267,387
Kommunalbanken AS
1.000%, 12/12/24	GBP	900	1,096,777

TOTAL NORWAY			1,364,164

SPAIN — (0.3%)
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	900	882,732

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.1%)
Inter-American Development Bank
1.375%, 12/15/24	GBP	1,050	1,282,174

		Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
1.100%, 11/18/30	AUD	1,000	$511,006
International Finance Corp.
1.500%, 04/15/35	AUD	2,500	1,121,160

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,914,340

SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
0.625%, 11/12/29	EUR	200	181,647
Svenska Handelsbanken AB
1.375%, 02/23/29	EUR	140	134,880

TOTAL SWEDEN			316,527

SWITZERLAND — (0.8%)
UBS Group AG
0.875%, 11/03/31	EUR	2,270	1,938,826
0.625%, 02/24/33	EUR	200	159,656

TOTAL SWITZERLAND			2,098,482

UNITED KINGDOM — (3.9%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		200	158,776
Ω 5.500%, 08/11/32		1,000	958,817
Barclays PLC
3.250%, 01/17/33	GBP	600	618,521
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	437,697
2.250%, 01/16/30	EUR	500	481,833
British Telecommunications PLC
3.125%, 11/21/31	GBP	560	601,783
Lloyds Bank Corporate Markets PLC
0.375%, 01/28/25	EUR	500	520,522
Lloyds Banking Group PLC
4.550%, 08/16/28		300	286,796
London Stock Exchange Group PLC
1.750%, 09/19/29	EUR	1,200	1,165,012
National Gas Transmission PLC
1.125%, 01/14/33	GBP	656	569,434

136

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CONTINUED

		Face Amount^ (000)	Value†
UNITED KINGDOM — (Continued)
National Grid Electricity Distribution West Midlands PLC
5.750%, 04/16/32	GBP	300	$378,195
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	1,250	1,163,950
U.K. Gilts
1.125%, 01/31/39	GBP	4,000	3,142,369
Vodafone Group PLC
6.150%, 02/27/37		200	204,183

TOTAL UNITED KINGDOM			10,687,888

UNITED STATES — (44.1%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		300	235,391
Abbott Laboratories
5.300%, 05/27/40		2,975	2,935,633
4.750%, 04/15/43		700	641,752
AbbVie, Inc.
4.050%, 11/21/39		1,000	847,236
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		150	133,919
3.500%, 03/15/32		270	225,351
AECOM
5.125%, 03/15/27		750	728,629
Allstate Corp.
5.950%, 04/01/36		1,400	1,432,909
Ally Financial, Inc.
8.000%, 11/01/31		300	324,801
Altria Group, Inc.
3.400%, 05/06/30		200	177,446
Amazon.com, Inc.
2.875%, 05/12/41		1,200	864,249
American Assets Trust LP
3.375%, 02/01/31		1,000	798,895
American Tower Corp.
1.000%, 01/15/32	EUR	500	424,902
Ares Capital Corp.
3.200%, 11/15/31		800	653,593
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	940,416
Ashland, Inc.
Ω 3.375%,		400	331,775
Assurant, Inc.
# 2.650%, 01/15/32		1,000	799,876
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		1,000	849,852
AT&T, Inc.
3.500%, 06/01/41		1,400	1,038,099

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
AutoNation, Inc.
2.400%, 08/01/31		1,500	$1,176,149
3.850%, 03/01/32		500	432,383
Bank of America Corp.
# 5.875%, 02/07/42		1,350	1,380,451
Bath & Body Works, Inc.
5.250%, 02/01/28		600	577,029
Berkshire Hathaway Finance Corp.
2.375%, 06/19/39	GBP	600	518,375
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	410,000	2,408,685
0.472%, 01/23/32	JPY	200,000	1,163,088
1.585%, 04/16/40	JPY	100,000	582,008
Black Hills Corp.
2.500%, 06/15/30		800	654,696
Block, Inc.
3.500%, 06/01/31		1,500	1,267,131
Boardwalk Pipelines LP
3.600%, 09/01/32		100	84,423
Boeing Co.
3.200%, 03/01/29		200	174,827
BP Capital Markets PLC
1.231%, 05/08/31	EUR	2,300	2,078,194
2.822%, 04/07/32	EUR	300	300,043
Brixmor Operating Partnership LP
4.050%, 07/01/30		300	271,614
Broadcom, Inc.
Ω 2.600%, 02/15/33		1,000	788,243
Ω 3.187%, 11/15/36		150	115,019
Broadstone Net Lease LLC
2.600%, 09/15/31		1,504	1,168,138
Brown & Brown, Inc.
2.375%, 03/15/31		1,000	806,161
Capital One Financial Corp.
1.650%, 06/12/29	EUR	373	349,491
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	1,000	917,562
Chubb INA Holdings LLC
0.875%, 12/15/29	EUR	1,000	924,196
1.400%, 06/15/31	EUR	700	643,069
Cigna Group
4.800%, 08/15/38		800	716,156
Cincinnati Financial Corp.
6.125%, 11/01/34		721	745,604
Cisco Systems, Inc.
5.900%, 02/15/39		1,000	1,039,881
5.500%, 01/15/40		1,000	995,940
Conagra Brands, Inc.
5.300%, 11/01/38		200	183,189

137

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CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
ConocoPhillips
6.500%, 02/01/39		300	$325,737
Consolidated Edison Co. of New York, Inc.
5.700%, 06/15/40		475	461,628
Continental Resources, Inc.
4.375%, 01/15/28		1,000	953,397
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	610,286
Crown Castle, Inc.
3.800%, 02/15/28		600	559,683
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	561,134
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		500	412,488
Digital Dutch Finco BV
1.000%, 01/15/32	EUR	1,000	837,168
Discover Bank
4.650%, 09/13/28		200	189,563
Dow Chemical Co.
1.125%, 03/15/32	EUR	267	233,636
DPL, Inc.
4.350%, 04/15/29		1,500	1,352,383
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32		1,000	793,441
DXC Technology Co.
2.375%, 09/15/28		400	341,177
Edison International
4.125%, 03/15/28		650	611,516
Elevance Health, Inc.
4.625%, 05/15/42		500	432,526
Energy Transfer LP
3.750%, 05/15/30		350	315,741
EnerSys
Ω 4.375%, 12/15/27		1,000	935,238
EPR Properties
4.950%, 04/15/28		500	469,899
3.750%, 08/15/29		1,200	1,041,842
Equinix, Inc.
2.150%, 07/15/30		300	244,499
Expedia Group, Inc.
# 3.250%, 02/15/30		650	573,368
Experian Finance PLC
Ω 2.750%, 03/08/30		602	516,958
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	500	530,527
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		500	429,799
Flowserve Corp.
2.800%, 01/15/32		2,000	1,605,663

	Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Fluor Corp.Fluor Corp.
4.250%, 09/15/28	600	$559,686
Ford Motor Credit Co. LLC
4.134%, 08/04/25	350	341,359
2.900%, 02/16/28	250	222,399
Fox Corp.
4.709%, 01/25/29	300	290,077
GATX Corp.
4.700%, 04/01/29	200	192,577
3.500%, 06/01/32	500	424,161
General Motors Financial Co., Inc.
5.650%, 01/17/29	600	594,318
Gilead Sciences, Inc.
5.650%, 12/01/41	1,000	980,470
Global Payments, Inc.
3.200%, 08/15/29	250	220,579
GLP Capital LP/GLP Financing II, Inc.
5.750%, 06/01/28	200	197,556
4.000%, 01/15/30	200	179,108
Goldman Sachs Group, Inc.
6.250%, 02/01/41	200	208,866
Graphic Packaging International LLC
Ω 4.750%, 07/15/27	500	477,806
HAT Holdings I LLC/HAT Holdings II LLC
Ω 3.750%, 09/15/30	600	497,818
HCA, Inc.
7.500%, 11/06/33	117	127,524
Hess Corp.
5.600%, 02/15/41	500	486,443
Home Depot, Inc.
5.400%, 09/15/40	1,000	976,298
Howmet Aerospace, Inc.
6.875%, 05/01/25	10	10,075
3.000%, 01/15/29	500	443,442
HP, Inc.
2.650%, 06/17/31	200	164,797
Humana, Inc.
3.125%, 08/15/29	150	133,374
Huntsman International LLC
2.950%, 06/15/31	1,000	809,814
Hyatt Hotels Corp.
4.375%, 09/15/28	1,000	952,307
Indiana Michigan Power Co.
6.050%, 03/15/37	500	502,684
Intel Corp.
4.600%, 03/25/40	800	707,170

138

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued) 5.625%, 02/10/43		700	$680,377
International Business Machines Corp.
1.250%, 02/09/34	EUR	1,000	861,615
Interstate Power & Light Co.
5.700%, 10/15/33		1,595	1,586,708
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	692,384
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	819,232
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	737,449
Jefferies Financial Group, Inc.
2.625%, 10/15/31		300	238,411
JPMorgan Chase & Co.
6.400%, 05/15/38		500	539,989
5.500%, 10/15/40		500	492,655
5.400%, 01/06/42		500	486,797
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	944,779
KB Home
4.000%, 06/15/31		1,500	1,302,710
Kemper Corp.
3.800%, 02/23/32		1,000	824,217
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,169,529
Kimco Realty OP LLC
1.900%, 03/01/28		700	612,038
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	106,600
Las Vegas Sands Corp.
# 3.900%, 08/08/29		1,000	892,304
LazardGroup LLC
4.500%, 09/19/28		500	475,990
Lennar Corp.
4.750%, 05/30/25		500	494,315
Lincoln National Corp.
3.400%, 01/15/31		700	599,228
Loews Corp.
4.125%, 05/15/43		495	400,758
LYB International Finance III LLC
3.375%, 10/01/40		500	358,654
Marriott International, Inc.
2.750%, 10/15/33		100	78,777
Marsh & McLennan Cos., Inc.
1.979%, 03/21/30	EUR	300	294,309

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Masonite International Corp.
Ω 3.500%, 02/15/30		1,500	$1,314,387
MetLife, Inc.
5.700%, 06/15/35		750	756,343
MGM Resorts International
4.625%, 09/01/26		350	337,001
Micron Technology, Inc.
3.366%, 11/01/41		500	354,851
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30		1,000	867,292
Ω 3.875%, 05/15/32		250	209,194
Morgan Stanley
6.375%, 07/24/42		900	970,648
Motorola Solutions, Inc.
2.300%, 11/15/30		200	164,498
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	487,955
National Fuel Gas Co.
2.950%, 03/01/31		1,000	822,100
Nestle Holdings, Inc.
5.125%, 09/21/32	GBP	1,900	2,410,446
NewMarket Corp.
2.700%, 03/18/31		1,000	822,184
NextEra Energy Operating Partners LP
Ω 4.500%, 09/15/27		300	279,530
NIKE, Inc.
3.250%, 03/27/40		1,000	765,893
Nordstrom, Inc.
4.000%, 03/15/27		885	839,922
NOV, Inc.
3.600%, 12/01/29		400	359,824
OneMain Finance Corp.
7.125%, 03/15/26		450	454,095
ONEOK, Inc.
6.350%, 01/15/31		300	309,358
Oracle Corp.
6.125%, 07/08/39		600	602,949
3.600%, 04/01/40		875	655,633
Ovintiv, Inc.
8.125%, 09/15/30		400	440,976
Paramount Global
4.950%, 01/15/31		200	176,239
Philip Morris International, Inc.
2.875%, 05/01/24		600	600,000
0.800%, 08/01/31	EUR	800	685,974
4.375%, 11/15/41		100	82,460
Piedmont Operating Partnership LP
3.150%, 08/15/30		1,000	772,326

139

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	$179,905
3.800%, 09/15/30		50	44,809
6.700%, 05/15/36		200	204,735
6.650%, 01/15/37		500	516,177
Primerica, Inc.
2.800%, 11/19/31		1,000	815,591
Principal Financial Group, Inc.
3.700%, 05/15/29		177	162,629
6.050%, 10/15/36		147	150,325
Progress Energy, Inc.
7.000%, 10/30/31		290	313,956
Prologis Euro Finance LLC
0.500%, 02/16/32	EUR	2,100	1,718,137
Public Storage Operating Co.
0.500%, 09/09/30	EUR	1,000	866,411
0.875%, 01/24/32	EUR	200	172,632
Realty Income Corp.
2.100%, 03/15/28		800	704,802
4.000%, 07/15/29		203	189,128
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	225,109
Ross Stores, Inc.
1.875%, 04/15/31		99	78,893
Royalty Pharma PLC
2.200%, 09/02/30		150	121,728
RTX Corp.
4.500%, 06/01/42		500	424,815
Sabra Health Care LP
3.900%, 10/15/29		500	441,650
3.200%, 12/01/31		900	723,122
Seagate HDD Cayman
4.091%, 06/01/29		400	363,850
4.125%, 01/15/31		500	433,950
Sensata Technologies BV
Ω 5.000%, 10/01/25		150	148,072
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		850	760,994
Simon Property Group LP
2.450%, 09/13/29		500	430,261
Steelcase, Inc.
5.125%, 01/18/29		700	654,739
Store Capital LLC
4.625%, 03/15/29		900	835,884
Tapestry, Inc.
3.050%, 03/15/32		300	238,281
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		1,000	972,309

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
Thermo Fisher Scientific, Inc.
5.404%,08/10/43		200	$195,064
Toll Brothers Finance Corp.
4.350%,02/15/28		900	860,484
@ 3.800%,11/01/29		350	318,856
Truist Financial Corp.
1.950%,06/05/30		200	161,654
U.S. Cellular Corp.
6.700%,12/15/33		200	195,161
UnitedHealth Group, Inc.
3.500%,08/15/39		600	471,279
Utah Acquisition Sub, Inc.
3.125%,11/22/28	EUR	550	564,448
Vontier Corp.
2.400%,04/01/28		400	349,348
2.950%,04/01/31		665	544,380
Walmart, Inc.
5.625%,03/27/34	GBP	850	1,120,938
5.250%,09/28/35	GBP	1,580	2,020,839
4.875%,07/08/40		500	472,233
Walt Disney Co.
6.400%,12/15/35		700	752,097
3.500%,05/13/40		500	389,411
Wells Fargo & Co.
4.150%,01/24/29		500	473,158
0.625%,08/14/30	EUR	278	242,803
2.125%,09/24/31	GBP	1,000	1,002,177
Welltower OP LLC
2.050%,01/15/29		1,000	854,484
Western Digital Corp.
2.850%,02/01/29		1,200	1,013,523
Western Union Co.
1.350%,03/15/26		600	551,858
Westlake Corp.
1.625%,07/17/29	EUR	500	472,930
WPC Eurobond BV
1.350%,04/15/28	EUR	600	571,383
Yum! Brands, Inc.
Ω 4.750%,01/15/30		200	187,165
3.625%,03/15/31		500	432,063

TOTAL UNITED STATES			122,229,007

TOTAL BONDS			227,913,293

U.S. TREASURY OBLIGATIONS — (7.3%)
U.S. Treasury Bonds
3.875%,05/15/43		4,200	3,662,695

140

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^ (000)	Value†
U.S. Treasury Floating Rate Notes
(r) 3MTreasury money market yield + 0.150%, FRN, 5.471%, 04/30/26	1,000	$999,690
U.S. Treasury
Inflation-Indexed Notes
0.125%, 04/15/25	5,405	5,266,403
U.S. Treasury Notes
2.500%, 05/31/24	2,100	2,094,921
1.750%, 06/30/24	800	795,086
# 3.000%, 06/30/24	2,000	1,991,836
3.000%, 07/31/24	1,300	1,292,180
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26	4,200	4,209,226

TOTAL U.S. TREASURY
OBLIGATIONS		20,312,037

TOTAL INVESTMENT SECURITIES
(Cost $300,803,358)		272,672,293

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	384,561	$4,448,598

TOTAL INVESTMENTS — (100.0%)
(Cost $305,251,956)		$277,120,891

As of April 30, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	584,203	USD	376,942	Citibank, N.A.	05/02/24	$1,506
USD	3,928,461	JPY	593,738,497	Societe Generale	05/02/24	163,831
USD	7,434,478	AUD	11,395,404	State Street Bank and Trust	05/02/24	52,533
USD	11,398,939	GBP	9,008,007	Bank of New York Mellon	05/07/24	142,725
USD	14,086,576	JPY	2,123,259,764	UBS AG	05/08/24	611,973
USD	11,952,895	EUR	11,126,150	State Street Bank and Trust	05/13/24	74,398
USD	7,871,975	JPY	1,210,724,326	Morgan Stanley and Co. International	05/20/24	174,567
USD	7,383,398	AUD	11,286,885	Australia and New Zealand Bank	05/28/24	65,998
USD	2,563,445	GBP	2,049,103	Citibank, N.A.	05/28/24	2,653
USD	11,675,677	GBP	9,329,105	Morgan Stanley and Co. International	05/28/24	16,964
USD	6,900,740	AUD	10,559,468	State Street Bank and Trust	05/31/24	54,308
USD	3,807,493	JPY	592,086,056	Australia and New Zealand Bank	07/01/24	19,025
USD	10,842,382	EUR	10,069,968	Morgan Stanley and Co. International	07/10/24	64,603
USD	3,014,313	CAD	4,141,532	Citibank, N.A.	07/18/24	1,978
USD	10,721,382	EUR	9,965,084	Australia and New Zealand Bank	07/24/24	48,962

Total Appreciation						$1,496,024

JPY	593,738,497	USD	3,783,557	Australia and New Zealand Bank	05/02/24	$(18,928)
AUD	10,811,201	USD	7,059,066	State Street Bank and Trust	05/02/24	(55,568)
EUR	952,415	USD	1,018,699	Citibank, N.A.	05/13/24	(1,882)

141

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	1,858,340	USD	2,334,747	Citibank, N.A.	05/28/24	$(12,353)
USD	11,063,443	EUR	10,345,533	Morgan Stanley and Co. International	07/11/24	(9,782)

Total (Depreciation)						$(98,513)

Total Appreciation
(Depreciation)						$1,397,511

As of April 30, 2024, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$380,117	$380,117
Bank of America Corp	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	505,813	505,813
Bank of America Corp	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	94,251	94,251
Bank of America Corp	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,758,321	3,758,321
Bank of America Corp	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	63,247	63,247
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	284,396	284,396
Bank of America Corp	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	121,379	121,379
Bank of America Corp	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	112,542	112,542
Bank of America Corp	2.355%	Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	141,235	141,235
Citibank, N.A	2.498%	Fixed	CPI	Maturity	USD	12,000,000	07/10/24	—	—	108,499	108,499
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	171,926	171,926
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	153,301	153,301
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	251,607	251,607
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	501,645	501,645
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	349,457	349,457
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	526,793	526,793
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	351,929	351,929
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	371,200	371,200
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	473,065	473,065
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	9,463	9,463
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	44,014	44,014

142

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	$17,618	$17,618
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	77,237	77,237
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	105,170	105,170
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	211,078	211,078

Total Appreciation										$9,185,303	$9,185,303
Bank of America Corp	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(20,452)	(20,452)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(29,228)	(29,228)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(20,199)	(20,199)

Total (Depreciation)										$(69,879)	$(69,879)

Total Appreciation (Depreciation)										$9,115,424	$9,115,424

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations.	—	$24,446,963	—	$24,446,963
Bonds
Australia	—	16,794,276	—	16,794,276
Belgium.	—	863,027	—	863,027
Canada.	—	10,057,593	—	10,057,593
Denmark.	—	659,153	—	659,153
Finland.	—	861,420	—	861,420
France.	—	11,041,646	—	11,041,646
Germany	—	7,617,010	—	7,617,010
Hong Kong.	—	876,820	—	876,820
Italy.	—	3,265,747	—	3,265,747
Japan.	—	29,867,691	—	29,867,691
Luxembourg.	—	883,019	—	883,019
Netherlands.	—	4,632,751	—	4,632,751
Norway.	—	1,364,164	—	1,364,164
Spain.	—	882,732	—	882,732
Supranational Organization Obligations	—	2,914,340	—	2,914,340
Sweden	—	316,527	—	316,527
Switzerland	—	2,098,482	—	2,098,482
United Kingdom.	—	10,687,888	—	10,687,888
United States	—	122,229,007	—	122,229,007

143

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations.	—	$20,312,037	—	$20,312,037
Securities Lending Collateral	—	4,448,598	—	4,448,598

Total Investments in Securities	—	$277,120,891	—	$277,120,891

Financial Instruments
Assets
Forward Currency Contracts**	—	1,496,024	—	1,496,024
Swap Agreements**	—	9,185,303	—	9,185,303
Liabilities
Forward Currency Contracts**	—	(98,513)	—	(98,513)
Swap Agreements**	—	(69,879)	—	(69,879)

Total Financial Instruments	—	$10,512,935	—	$10,512,935

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

144

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $528, $322, $2,885 and $5,326 of securities on loan, respectively)	$4,603,825	$4,510,009	$957,762	$9,195,092
Temporary Cash Investments at Value & Cost	113,061	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $375, $329, $2,946 and $5,362, respectively)	375	329	2,946	5,362
Foreign Currencies at Value	1	291	151	6,586
Cash	—	32,949	13,107	194,004
Receivables:
Dividends and Interest	6,782	14,365	6,745	37,145
Securities Lending Income	2	—	1	1
Fund Shares Sold	6,125	1,421	54	3,612
Unrealized Gain on Forward Currency Contracts	—	13,271	2,256	21,775
Unrealized Gain on Foreign Currency Contracts	—	—	—	5
Prepaid Expenses and Other Assets	35	46	19	96

Total Assets	4,730,206	4,572,681	983,041	9,463,678

LIABILITIES:
Payables:
Upon Return of Securities Loaned	539	329	2,947	5,440
Investment Securities Purchased	92,130	9,865	4,160	157,872
Fund Shares Redeemed	3,399	2,126	524	9,600
Due to Advisor	387	523	117	1,375
Unrealized Loss on Forward Currency Contracts	—	4,067	84	4,472
Unrealized Loss on Foreign Currency Contracts	—	—	3	—
Accrued Expenses and Other Liabilities	414	377	33	674

Total Liabilities	96,869	17,287	7,868	179,433

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,633,337	$4,555,394	$975,173	$9,284,245

Institutional Class Shares — based on net assets of $4,633,337; $4,555,394; $975,173 and $9,284,245, respectively and shares outstanding of 452,544,194, 462,560,610, 105,404,701 and 915,315,640, respectively, $0.01 Par Value (1)	$10.24	$9.85	$9.25	$10.14

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$4,602,030	$4,554,526	$969,994	$9,231,590

Foreign Currencies at Cost	$1	$293	$152	$6,604

NET ASSETS CONSIST OF:
Paid-In Capital	$4,707,983	$4,655,104	$10,277,869	$1,099,894
Total Distributable Earnings (Loss)	(74,646)	(99,710)	(124,721)	(993,624)

NET ASSETS	$4,633,337	$4,555,394	$975,173	$9,284,245

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

145

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $42,123 of securities on loan, respectively)	$917,039	$1,511,253	$5,456,370	$5,690,345
Temporary Cash Investments at Value & Cost	—	4,458	8,534	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $42,990, respectively)	—	—	—	42,990
Foreign Currencies at Value	1,507	—	—	5,869
Cash	2,793	—	—	58,068
Receivables:
Investment Securities Sold	22,749	—	—	—
Dividends, Interest and Tax Reclaims	9,517	107	66,723	36,961
Securities Lending Income	—	—	—	7
Fund Shares Sold	412	1,266	2,262	33,722
Unrealized Gain on Forward Currency Contracts	8,859	—	—	8,372
Unrealized Gain on Foreign Currency Contracts	35	—	—	5
Prepaid Expenses and Other Assets	21	22	59	44

Total Assets	962,932	1,517,106	5,533,948	5,876,383

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	43,006
Investment Securities Purchased	16,385	—	—	29,495
Fund Shares Redeemed	1,599	1,360	2,561	3,826
Due to Advisor	127	174	411	715
Unrealized Loss on Forward Currency Contracts	331	—	—	908
Unrealized Loss on Foreign Currency Contracts	—	—	—	29
Accrued Expenses and Other Liabilities	45	105	169	245

Total Liabilities	18,487	1,639	3,141	78,224

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$944,445	$1,515,467	$5,530,807	$5,798,159

Institutional Class Shares — based on net assets of $944,445; $1,515,467; $5,530,807 and $5,798,159, respectively and shares outstanding of 113,677,068, 152,031,486, 520,219,463 and 558,798,260, respectively, $0.01 Par Value (1)	$8.31	$9.97	$10.63	$10.38

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,105,867	$1,510,716	$6,033,035	$5,745,330

Foreign Currencies at Cost	$1,510	$—	$—	$5,895

NET ASSETS CONSIST OF:
Paid-In Capital	$1,239,362	$1,645,866	$6,470,249	$6,187,973
Total Distributable Earnings (Loss)	(294,917)	(130,399)	(939,442)	(389,814)

NET ASSETS	$944,445	$1,515,467	$5,530,807	$5,798,159

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $39,856, $7,176, $134,835 and $773,340 of securities on loan, respectively)	$1,330,215	$884,301	$2,662,085	$10,646,321
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $40,696, $7,326, $137,659 and $789,053, respectively)	40,696	7,326	137,659	789,054
Segregated Cash for Futures Contracts	—	—	5,595	—
Foreign Currencies at Value	2	635	4,290	5,525
Segregated Cash for Swaps Contracts	—	—	6,683	—
Cash	6,036	11,496	34,338	313,840
Receivables:
Investment Securities Sold	—	—	9,219	3,087
Dividends and Interest	15,934	6,909	23,325	100,026
Securities Lending Income	24	2	12	86
Fund Shares Sold	32,666	574	1,890	10,086
Unrealized Gain on Forward Currency Contracts	1,890	3,861	16,225	9,964
Unrealized Gain on Foreign Currency Contracts	—	1	20	5
Prepaid Expenses and Other Assets	24	24	49	101

Total Assets	1,427,487	915,129	2,901,390	11,878,095

LIABILITIES:
Payables:
Upon Return of Securities Loaned	40,758	7,329	137,680	789,394
Investment Securities Purchased	—	—	276,613	296,560
Fund Shares Redeemed	1,000	734	2,070	12,622
Due to Advisor	182	119	389	1,418
Segregated Cash for Swap Contracts	—	—	606	—
Unrealized Loss on Forward Currency Contracts	507	129	419	1,771
Unrealized Loss on Foreign Currency Contracts	—	—	5	24
Accrued Expenses and Other Liabilities	59	44	44	225

Total Liabilities	42,506	8,355	417,826	1,102,014

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,384,981	$906,774	$2,483,564	$10,776,081

Institutional Class Shares — based on net assets of $1,384,981; $906,774; $2,483,564 and $10,776,081, respectively and shares outstanding of 149,074,326, 95,661,110, 276,828,706 and 1,101,107,290, respectively, $0.01 Par Value (1)	$9.29	$9.48	$8.97	$9.79

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,457,972	$900,183	$2,906,014	$11,598,812

Foreign Currencies at Cost	$2	$635	$4,298	$5,536

NET ASSETS CONSIST OF:
Paid-In Capital	$1,689,493	$958,784	$2,981,472	$12,436,744
Total Distributable Earnings (Loss)	(304,512)	(52,010)	(497,908)	(1,660,663)

NET ASSETS	$1,384,981	$906,774	$2,483,564	$10,776,081

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

147

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,365,954	—	—	—
Investment Securities at Value (including $0, $0, $0 and $12,127 of securities on loan, respectively)	338,264	$338,077	$5,042,047	$1,783,448
Temporary Cash Investments at Value & Cost	2,654	—	5,912	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $12,414, respectively)	—	—	—	12,414
Foreign Currencies at Value	—	—	—	79
Segregated Cash for Swaps Contracts	—	—	—	38,859
Cash	—	2,019	—	12,076
Receivables:
Dividends and Interest	155	346	14,281	12,381
Securities Lending Income	—	—	—	2
Fund Shares Sold	888	305	2,937	9,428
Unrealized Gain on Swap Contracts	—	—	—	63,054
Unrealized Gain on Forward Currency Contracts	—	—	—	3,318
Prepaid Expenses and Other Assets	15	16	35	29

Total Assets	1,707,930	340,763	5,065,212	1,935,088

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	12,402
Fund Shares Redeemed	1,487	297	5,102	1,340
Due to Advisor	24	28	378	281
Segregated Cash for Swap Contracts	—	—	—	39,080
Unrealized Loss on Swap Contracts	—	—	—	32
Unrealized Loss on Forward Currency Contracts	—	—	—	569
Accrued Expenses and Other Liabilities	70	10	216	105

Total Liabilities	1,581	335	5,696	53,809

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,706,349	$340,428	$5,059,516	$1,881,279

Institutional Class Shares — based on net assets of $1,706,349; $340,428; $5,059,516 and $1,881,279, respectively and shares outstanding of 187,942,454, 61,179,577, 474,621,400 and 178,673,362, respectively, $0.01 Par Value (1)	$9.08	$5.56	$10.66	$10.53

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,511,399	$—	$—	$—

Investment Securities at Cost	$338,126	$525,686	$5,715,797	$1,801,959

Foreign Currencies at Cost	$—	$—	$—	$80

NET ASSETS CONSIST OF:
Paid-In Capital	$1,935,077	$538,910	$5,888,298	$1,839,419
Total Distributable Earnings (Loss)	(228,728)	(198,482)	(828,782)	41,860

NET ASSETS	$1,706,349	$340,428	$5,059,516	$1,881,279

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

148

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $4,348 of securities on loan, respectively)	$272,672
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,449)	4,449
Segregated Cash for Futures Contracts	598
Foreign Currencies at Value	2,409
Segregated Cash for Swaps Contracts	3,848
Cash	4,346
Receivables:
Dividends and Interest	2,309
Securities Lending Income	1
Fund Shares Sold	18
Unrealized Gain on Swap Contracts	9,185
Unrealized Gain on Forward Currency Contracts	1,496
Unrealized Gain on Foreign Currency Contracts	13
Prepaid Expenses and Other Assets	19

Total Assets	301,363

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,447
Investment Securities Purchased	30,824
Fund Shares Redeemed	42
Due to Advisor	50
Segregated Cash for Swap Contracts	3,250
Unrealized Loss on Swap Contracts	70
Unrealized Loss on Forward Currency Contracts	99
Unrealized Loss on Foreign Currency Contracts	3
Accrued Expenses and Other Liabilities	40

Total Liabilities	38,825

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$262,538

Institutional Class Shares — based on net assets of $262,538 and shares outstanding of 27,980,733, $0.01 Par Value (1)	$9.38

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

Investment Securities at Cost	$300,803

Foreign Currencies at Cost	$2,412

NET ASSETS CONSIST OF:
Paid-In Capital	$297,002
Total Distributable Earnings (Loss)	(34,464)

NET ASSETS	$262,538

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

149

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$120,167	$103,425	$22,482	$213,605
Income from Securities Lending, Net	61	3	3	5

Total Investment Income	120,228	103,428	22,485	213,610

Expenses
Investment Management Fees	2,311	3,183	709	8,422
Accounting & Transfer Agent Fees	371	345	71	922
Custodian Fees	30	70	11	151
Filing Fees	26	40	15	82
Shareholders’ Reports	73	44	16	124
Directors’/Trustees’ Fees & Expenses	17	17	4	34
Professional Fees	30	31	8	62
Other	43	48	10	94

Total Expenses	2,901	3,778	844	9,891

Fees Paid Indirectly (Note C)	—	—	6	—

Net Expenses	2,901	3,778	838	9,891

Net Investment Income (Loss)	117,327	99,650	21,647	203,719

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	605	(33,846)	(67)	50,837
Affiliated Investment Companies Shares Sold	(26)	—	1	1
Foreign Currency Transactions	—	315	42	1,525
Forward Currency Contracts	—	(34,815)	(5,486)	(58,252)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	10,247	97,034	16,333	66,672
Affiliated Investment Companies Shares	—	1	—	—
Translation of Foreign Currency-Denominated Amounts	—	269	40	550
Forward Currency Contracts	—	(1,051)	(201)	(3,785)

Net Realized and Unrealized Gain (Loss)	10,826	27,907	10,662	57,548

Net Increase (Decrease) in Net Assets Resulting from Operations	$128,153	$127,557	$32,309	$261,267

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

150

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$8,912	$40,174	$79,693	$129,248
Income from Securities Lending, Net	—	—	—	33

Total Investment Income	8,912	40,174	79,693	129,281

Expenses
Investment Management Fees	822	1,047	2,485	4,376
Accounting & Transfer Agent Fees	89	142	442	572
Custodian Fees	27	7	24	47
Filing Fees	17	17	53	38
Shareholders’ Reports	26	35	56	115
Directors’/Trustees’ Fees & Expenses	4	5	19	22
Professional Fees	7	9	33	45
Previously Waived Fees Recovered by Advisor (Note C)	25	—	—	20
Other	12	15	47	56

Total Expenses	1,029	1,277	3,159	5,291

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1	—	—	20
Fees Paid Indirectly (Note C)	26	—	—	24

Net Expenses	1,002	1,277	3,159	5,247

Net Investment Income (Loss)	7,910	38,897	76,534	124,034

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(76,316)	1,007	(49,275)	(7,930)
Affiliated Investment Companies Shares Sold	—	—	—	2
Foreign Currency Transactions	44	—	—	346
Forward Currency Contracts	(10,660)	—	—	(16,797)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	132,244	(118)	156,703	89,175
Affiliated Investment Companies Shares	—	—	—	1
Translation of Foreign Currency-Denominated Amounts	74	—	—	166
Forward Currency Contracts	4,765	—	—	(4,800)

Net Realized and Unrealized Gain (Loss)	50,151	889	107,428	60,163

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,061	$39,786	$183,962	$184,197

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

151

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$30,108	$14,719	$50,612	$207,596
Income from Securities Lending, Net	168	18	148	982

Total Investment Income	30,276	14,737	50,760	208,578

Expenses
Investment Management Fees	1,085	813	2,646	8,453
Accounting & Transfer Agent Fees	151	115	282	961
Custodian Fees	7	10	31	54
Filing Fees	23	19	66	72
Shareholders’ Reports	30	22	42	115
Directors’/Trustees’ Fees & Expenses	5	4	9	37
Professional Fees	10	7	20	78
Previously Waived Fees Recovered by Advisor (Note C)	77	—	—	—
Other	13	9	32	96

Total Expenses	1,401	999	3,128	9,866

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	95	42	—
Fees Paid Indirectly (Note C)	—	—	29	24

Net Expenses	1,401	904	3,057	9,842

Net Investment Income (Loss)	28,875	13,833	47,703	198,736

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(6,226)	883	(42,292)	(76,604)
Affiliated Investment Companies Shares Sold	5	2	6	48
Foreign Currency Transactions	(33)	15	(55)	77
Forward Currency Contracts	(1,544)	(4,898)	(3,722)	(16,723)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	72,527	20,461	174,770	439,985
Affiliated Investment Companies Shares	1	—	—	4
Translation of Foreign Currency-Denominated Amounts	35	39	245	99
Forward Currency Contracts	943	2,151	11,640	9,498

Net Realized and Unrealized Gain (Loss)	65,708	18,653	140,592	356,384

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,583	$32,486	$188,295	$555,120

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

152

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$20,836	—	—	—

Total Investment Income	20,836	—	—	—

Fund Investment Income
Interest	7,255	$7,726	$67,066	$43,243
Income from Securities Lending, Net	—	—	—	11

Total Fund Investment Income	7,255	7,726	67,066	43,254

Expenses
Investment Management Fees	1,021	173	2,324	1,736
Accounting & Transfer Agent Fees	175	9	275	205
Custodian Fees	2	1	25	22
Filing Fees	35	10	34	27
Shareholders’ Reports	20	11	75	41
Directors’/Trustees’ Fees & Expenses	7	1	19	7
Professional Fees	10	2	34	15
Other	4	4	51	32

Total Expenses	1,274	211	2,837	2,085

Fees Waived, Expenses Reimbursed by Advisor (Note C)	904	—	—	—
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	370	210	2,837	2,085

Net Investment Income (Loss)	27,721	7,516	64,229	41,169

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(127)	(3,060)	(29,911)	(4,015)
Affiliated Investment Companies Shares Sold	(1,098)	—	—	1
Swap Contracts	—	—	—	21,022
Foreign Currency Transactions	—	—	—	(148)
Forward Currency Contracts	—	—	—	(6,306)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	3,743	14,099	156,609	30,505
Affiliated Investment Companies Shares	24,718	—	—	—
Swap Contracts	—	—	—	(9,891)
Translation of Foreign Currency-Denominated Amounts	—	—	—	51
Forward Currency Contracts	—	—	—	851

Net Realized and Unrealized Gain (Loss)	27,236	11,039	126,698	32,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,957	$18,555	$190,927	$73,239

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

153

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio#
Investment Income
Interest	$4,437
Income from Securities Lending, Net	30

Total Investment Income	4,467

Expenses
Investment Management Fees	268
Accounting & Transfer Agent Fees	46
Custodian Fees	9
Filing Fees	11
Shareholders’ Reports	11
Directors’/Trustees’ Fees & Expenses	1
Professional Fees	2
Previously Waived Fees Recovered by Advisor (Note C)	12
Other	18

Total Expenses	378

Fees Waived, Expenses Reimbursed by Advisor (Note C)	8
Fees Paid Indirectly (Note C)	2

Net Expenses	368

Net Investment Income (Loss)	4,099

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,811)
Swap Contracts	1,074
Foreign Currency Transactions	(249)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	14,342
Swap Contracts	(547)
Translation of Foreign Currency-Denominated Amounts	31
Forward Currency Contracts	1,116

Net Realized and Unrealized Gain (Loss)	12,956

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,055

**	Net of foreign capital gain taxes withheld of $0.
***	Including foreign capital gain taxes of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$117,327	$145,073	$99,650	$120,297	$21,647	$28,867	$203,719	$286,541
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	605	(42,341)	(33,846)	(55,940)	(67)	(47,361)	50,837	(303,224)
Affiliated Investment Companies Shares Sold	(26)	78	—	(3)	1	2	1	(1)
Foreign Currency Transactions	—	—	315	(81)	42	187	1,525	1,919
Forward Currency Contracts	—	—	(34,815)	(16,578)	(5,486)	3,483	(58,252)	(175,028)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	10,247	132,056	97,034	163,317	16,333	70,986	66,672	601,167
Affiliated Investment Companies Shares	—	29	1	8	—	9	—	11
Translation of Foreign Currency-Denominated Amounts	—	—	269	80	40	(7)	550	(227)
Forward Currency Contracts	—	—	(1,051)	11,000	(201)	135	(3,785)	31,001

Net Increase (Decrease) in Net Assets Resulting from Operations	128,153	234,895	127,557	222,100	32,309	56,301	261,267	442,159

Distributions:
Institutional Class Shares	(110,609)	(139,456)	(86,491)	(118,218)	(38,276)	(454)	(238,007)	(223,412)
Capital Share Transactions (1):
Shares Issued	1,080,141	1,718,082	315,442	761,326	67,462	146,970	956,542	2,052,698
Shares Issued in Lieu of Cash Distributions	99,358	126,013	72,945	100,680	38,265	454	234,193	219,803
Shares Redeemed	(1,019,701)	(2,832,997)	(497,558)	(1,381,337)	(129,813)	(217,187)	(1,553,402)	(3,328,313)

Net Increase (Decrease) from Capital Share Transactions	159,798	(988,902)	(109,171)	(519,331)	(24,086)	(69,763)	(362,667)	(1,055,812)

Total Increase (Decrease) in Net Assets	177,342	(893,463)	(68,105)	(415,449)	(30,053)	(13,916)	(339,407)	(837,065)
Net Assets
Beginning of Period	4,455,995	5,349,458	4,623,499	5,038,948	1,005,226	1,019,142	9,623,652	10,460,717

End of Period	$4,633,337	$4,455,995	$4,555,394	$4,623,499	$975,173	$1,005,226	$9,284,245	$9,623,652

(1) Shares Issued and Redeemed:
Shares Issued	105,539	169,791	32,416	79,186	7,355	16,191	95,306	205,648
Shares Issued in Lieu of Cash Distributions	9,722	12,439	7,567	10,483	4,228	51	23,584	22,097
Shares Redeemed	(99,604)	(279,713)	(51,119)	(143,165)	(14,107)	(23,867)	(154,661)	(333,766)

Net Increase (Decrease) from Shares Issued and Redeemed	15,657	(97,483)	(11,136)	(53,496)	(2,524)	(7,625)	(35,771)	(106,021)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,910 $	14,376	$38,897 $	49,424	$76,534$	119,116	$124,034$	185,224
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(76,316)	(56,804)	1,007	(10,881)	(49,275)	(195,176)	(7,930)	(265,300)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	2	—
Foreign Currency Transactions	44	237	—	—	—	—	346	666
Forward Currency Contracts	(10,660)	(49,426)	—	—	—	—	(16,797)	(5,758)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	132,244	91,492	(118)	33,281	156,703	27,628	89,175	416,688
Affiliated Investment Companies Shares	—	—	—	—	—	—	1	29
Translation of Foreign
Currency-Denominated Amounts	74	190	—	—	—	—	166	(25)
Forward Currency Contracts	4,765	5,366	—	—	—	—	(4,800)	6,303

Net Increase (Decrease) in Net Assets Resulting from Operations	58,061	5,431	39,786	71,824	183,962	(48,432)	184,197	337,827

Distributions:
Institutional Class Shares	(27,826)	(20,060)	(35,681)	(44,032)	(73,020)	(108,613)	(93,514)	(236,492)
Capital Share Transactions (1):
Shares Issued.	129,838	258,214	163,341	288,198	643,546	1,847,599	600,341	1,411,539
Shares Issued in Lieu of Cash Distributions	26,596	19,191	34,894	42,970	71,656	105,457	92,746	234,594
Shares Redeemed	(288,165)	(335,750)	(179,357)	(438,260)	(538,227)	(1,340,834)	(898,676)	(2,331,464)

Net Increase (Decrease) from Capital Share Transactions	(131,731)	(58,345)	18,878	(107,092)	176,975	612,222	(205,589)	(685,331)

Total Increase (Decrease) in Net Assets	(101,496)	(72,974)	22,983	(79,300)	287,917	455,177	(114,906)	(583,996)
Net Assets
Beginning of Period	1,045,941	1,118,915	1,492,484	1,571,784	5,242,890	4,787,713	5,913,065	6,497,061

End of Period.	$944,445	$1,045,941	$1,515,467	$1,492,484	$5,530,807	$5,242,890	$5,798,159	$5,913,065

(1) Shares Issued and Redeemed:
Shares Issued.	15,445	31,041	16,425	29,269	59,299	169,958	58,179	138,127
Shares Issued in Lieu of Cash Distributions	3,212	2,395	3,525	4,365	6,617	9,739	9,007	22,991
Shares Redeemed	(34,381)	(40,408)	(18,026)	(44,507)	(49,694)	(124,055)	(87,072)	(228,179)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,724)	(6,972)	1,924	(10,873)	16,222	55,642	(19,886)	(67,061)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****Including	foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$28,875	$47,475	$13,833	$25,226	$47,703	$82,236	$198,736	$335,821
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(6,226)	(104,159)	883	(30,254)	(42,292)	(130,064)	(76,604)	(430,908)
Affiliated Investment Companies Shares Sold	5	(11)	2	5	6	12	48	25
Foreign Currency Transactions	(33)	147	15	139	(55)	347	77	228
Forward Currency Contracts	(1,544)	9,993	(4,898)	201	(3,722)	(25,248)	(16,723)	32,990
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	72,527	86,137	20,461	55,411	174,770	152,225	439,985	308,964
Affiliated Investment Companies Shares	1	16	—	8	—	22	4	300
Translation of Foreign
Currency-Denominated Amounts	35	(63)	39	(81)	254	163	99	(224)
Forward Currency Contracts	943	440	2,151	1,825	11,640	(622)	9,498	(1,712)

Net Increase (Decrease) in Net Assets Resulting from Operations	94,583	39,975	32,486	52,480	188,295	79,171	555,120	245,484

Distributions:
Institutional Class Shares	(27,290)	(46,186)	(4,810)	(29,651)	(70,326)	(78,104)	(199,079)	(282,362)
Capital Share Transactions (1):
Shares Issued	194,052	548,716	87,275	309,673	428,621	941,601	1,738,690	2,940,218
Shares Issued in Lieu of Cash Distributions	25,892	44,096	4,773	29,412	70,177	77,910	193,180	275,170
Shares Redeemed	(181,127)	(598,501)	(130,126)	(310,812)	(726,289)	(828,066)	(1,677,769)	(3,010,041)

Net Increase (Decrease) from Capital Share Transactions	38,817	(5,689)	(38,078)	28,273	(227,491)	191,445	254,101	205,347

Total Increase (Decrease) in Net Assets	106,110	(11,900)	(10,402)	51,102	(109,522)	192,512	610,142	168,469
Net Assets
Beginning of Period	1,278,871	1,290,771	917,176	866,074	2,593,086	2,400,574	10,165,939	9,997,470

End of Period	$1,384,981	$1,278,871	$906,774	$917,176	$2,483,564	$2,593,086	$10,776,081	$10,165,939

(1) Shares Issued and Redeemed:
Shares Issued	20,580	59,158	9,304	33,887	47,545	106,033	175,175	299,595
Shares Issued in Lieu of Cash Distributions	2,753	4,793	514	3,191	7,921	8,907	19,427	28,084
Shares Redeemed	(19,189)	(65,586)	(13,901)	(33,725)	(80,676)	(94,112)	(170,061)	(307,220)

Net Increase (Decrease) from Shares Issued and Redeemed	4,144	(1,635)	(4,083)	3,353	(25,210)	20,828	24,541	20,459

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,721	$53,149	$7,516	$19,532	$64,229	$220,864	$41,169	$62,432
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(127)	(5,454)	(3,060)	(5,151)	(29,911)	(95,955)	(4,015)	(100,739)
Affiliated Investment Companies Shares Sold	(1,098)	(50,451)	—	—	—	—	1	18
Swap Contracts.	—	—	—	—	—	—	21,022	39,000
Foreign Currency Transactions	—	—	—	—	—	—	(148)	223
Forward Currency Contracts	—	—	—	—	—	—	(6,306)	(7,739)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	3,743	3,519	14,099	(64,772)	156,609	(135,490)	30,505	157,043
Affiliated Investment Companies Shares	24,718	38,548	—	—	—	—	—	29
Swap Contracts.	—	—	—	—	—	—	(9,891)	(43,435)
Translation of Foreign Currency-Denominated Amounts.	—	—	—	—	—	—	51	46
Forward Currency Contracts	—	—	—	—	—	—	851	828

Net Increase (Decrease) in Net Assets Resulting from Operations	54,957	39,311	18,555	(50,391)	190,927	(10,581)	73,239	107,706

Distributions:
Institutional Class Shares	(25,716)	(50,318)	(7,275)	(15,322)	(56,707)	(184,142)	(70,751)	(36,318)
Capital Share Transactions (1):
Shares Issued.	225,652	522,849	48,668	116,248	586,184	1,249,889	271,958	693,117
Shares Issued in Lieu of Cash Distributions	25,712	50,313	7,275	15,322	55,819	180,592	69,762	35,801
Shares Redeemed.	(254,830)	(813,124)	(31,281)	(57,589)	(814,930)	(2,029,967)	(441,456)	(993,203)

Net Increase (Decrease) from Capital Share Transactions.	(3,466)	(239,962)	24,662	73,981	(172,927)	(599,486)	(99,736)	(264,285)

Total Increase (Decrease) in Net Assets	25,775	(250,969)	35,942	8,268	(38,707)	(794,209)	(97,248)	(192,897)
Net Assets
Beginning of Period.	1,680,574	1,931,543	304,486	296,218	5,098,223	5,892,432	1,978,527	2,171,424

End of Period.	$1,706,349	$1,680,574	$340,428	$304,486	$5,059,516	$5,098,223	$1,881,279	$1,978,527

(1) Shares Issued and Redeemed:
Shares Issued.	24,719	57,431	8,250	18,039	54,578	114,739	26,122	67,488
Shares Issued in Lieu of Cash Distributions	2,821	5,552	1,227	2,407	5,266	16,785	6,819	3,541
Shares Redeemed	(27,940)	(89,770)	(5,255)	(8,614)	(75,899)	(186,516)	(42,505)	(96,956)

Net Increase (Decrease) from Shares Issued and Redeemed	(400)	(26,787)	4,222	11,832	(16,055)	(54,992)	(9,564)	(25,927)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,099	$7,152
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,811)	(13,344)
Affiliated Investment Companies Shares Sold	—	1
Swap Contracts	1,074	8,213
Foreign Currency Transactions	(249)	(1,984)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	14,342	17,632
Swap Contracts	(547)	(8,967)
Translation of Foreign Currency-Denominated Amounts	31	15
Forward Currency Contracts	1,116	(954)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,055	7,764

Distributions:
Institutional Class Shares	(6,001)	(6,778)
Capital Share Transactions (1):
Shares Issued	36,685	59,904
Shares Issued in Lieu of Cash Distributions	5,992	6,757
Shares Redeemed	(32,789)	(109,963)

Net Increase (Decrease) from Capital Share Transactions	9,888	(43,302)

Total Increase (Decrease) in Net Assets	20,942	(42,316)
Net Assets
Beginning of Period	241,596	283,912

End of Period	$262,538	$241,596

(1) Shares Issued and Redeemed:
Shares Issued	3,923	6,533
Shares Issued in Lieu of Cash Distributions	648	743
Shares Redeemed	(3,516)	(12,123)

Net Increase (Decrease) from Shares Issued and Redeemed	1,055	(4,847)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.20		$10.01	$10.30	$10.30	$10.31	$10.24	$9.76		$9.56	$9.91	$10.00	$10.03	$9.95

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.29	0.08	(—)	0.10	0.23	0.21		0.24	0.08	0.01	0.08	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		0.19	(0.30)	—	(0.01)	0.06	0.06		0.20	(0.41)	(0.04)	0.04	0.15

Total from Investment Operations	0.28		0.48	(0.22)	—	0.09	0.29	0.27		0.44	(0.33)	(0.03)	0.12	0.33

Less Distributions:
Net Investment Income	(0.24)		(0.29)	(0.07)	(—)	(0.10)	(0.22)	(0.18)		(0.24)	(0.02)	(0.06)	(0.15)	(0.25)

Total Distributions	(0.24)		(0.29)	(0.07)	—	(0.10)	(0.22)	(0.18)		(0.24)	(0.02)	(0.06)	(0.15)	(0.25)

Net Asset Value, End of Period	$10.24		$10.20	$10.01	$10.30	$10.30	$10.31	$9.85		$9.76	$9.56	$9.91	$10.00	$10.03

Total Return	2.80	%(B)	4.84%	(2.10%)	0.02%	0.84%	2.90%	2.85	%(B)	4.61%	(3.31%)	(0.33%)	1.23%	3.42%

Net Assets, End of Period (thousands)	$4,633,337		$4,455,995	$5,349,458	$5,858,298	$6,655,886	$7,418,534	$4,555,394		$4,623,499	$5,038,948	$5,693,916	$5,321,434	$5,518,420
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.13%	0.13%	0.17%	0.17%	0.18%	0.17	%(C)	0.17%	0.16%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.13%	0.13%	0.17%	0.17%	0.18%	0.17	%(C)	0.17%	0.16%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	5.08	%(C)	2.89%	0.79%	—	0.95%	2.22%	4.38	%(C)	2.45%	0.85%	0.09%	0.80%	1.83%
Portfolio Turnover Rate	34	%(B)	37%	67%	96%	83%	30%	41	%(B)	31%	111%	93%	51%	59%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.31		$8.82	$9.76	$9.76	$9.79	$9.60	$10.12		$9.90		$10.78	$10.89	$10.96	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.26	0.13	0.08	0.10	0.15	0.22		0.29		0.12	0.04	0.04	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09		0.23	(0.90)	(0.08)	0.11	0.34	0.05		0.16		(0.88)	(0.15)	0.14	0.44

Total from Investment Operations	0.29		0.49	(0.77)	—	0.21	0.49	0.27		0.45		(0.76)	(0.11)	0.18	0.51

Less Distributions:
Net Investment Income	(0.35)		(—)	(0.17)	(—)	(0.24)	(0.30)	(0.25)		(0.23)		(0.12)	(—)	(0.25)	(0.45)

Total Distributions	(0.35)		—	(0.17)	—	(0.24)	(0.30)	(0.25)		(0.23)		(0.12)	—	(0.25)	(0.45)

Net Asset Value, End of Period	$9.25		$9.31	$8.82	$9.76	$9.76	$9.79	$10.14		$10.12		$9.90	$10.78	$10.89	$10.96

Total Return	3.25	%(B)	5.60%	(8.03%)	0.03%	2.20%	5.29%	2.77	%(B)	4.58	%(B)	(7.15%)	(0.98%)	1.64%	4.88%

Net Assets, End of Period (thousands)	$975,173		$1,005,226	$1,019,142	$1,235,970	$1,130,900	$1,235,997	$9,284,245		$9,623,652		$10,460,717	$13,621,273	$13,288,386	$15,555,653
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.16%	0.16%	0.17%	0.17%	0.18%	0.21	%(C)	0.22	%(C)	0.23%	0.26%	0.26%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17	%(C)	0.16%	0.16%	0.17%	0.17%	0.18%	0.21	%(C)	0.22	%(C)	0.23%	0.26%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	4.27	%(C)	2.822%	1.42%	0.80%	1.01%	1.60%	4.36	%(C)	2.93	%(C)	1.17%	0.39%	0.38%	0.63%
Portfolio Turnover Rate	29	%(B)	45%	62%	94%	45%	62%	42	%(B)	43	%(B)	111%	126%	47%	46%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.08		$8.20	$10.10	$10.85	$10.85	$10.45	$9.94		$9.76	$10.43	$10.56	$10.57	$10.38

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.11	0.08	0.07	0.07	0.09	0.26		0.32	0.15	0.01	0.06	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.40		(0.07)	(1.79)	(0.64)	0.37	1.08	0.01		0.15	(0.69)	(0.13)	0.01	0.19

Total from Investment Operations	0.46		0.04	(1.71)	(0.57)	0.44	1.17	0.27		0.47	(0.54)	(0.12)	0.07	0.39

Less Distributions:
Net Investment Income	(0.23)		(0.16)	(0.09)	(0.09)	(0.33)	(0.73)	(0.24)		(0.29)	(0.13)	(0.01)	(0.08)	(0.20)
Net Realized Gains	—		—	(0.10)	(0.09)	(0.11)	(0.04)	—		—	—	—	—	—

Total Distributions	(0.23)		(0.16)	(0.19)	(0.18)	(0.44)	(0.77)	(0.24)		(0.29)	(0.13)	(0.01)	(0.08)	(0.20)

Net Asset Value, End of Period	$8.31		$8.08	$8.20	$10.10	$10.85	$10.85	$9.97		$9.94	$9.76	$10.43	$10.56	$10.57

Total Return	5.65	%(B)	0.45%	(17.33%)	(5.34%)	4.28%	11.92%	2.73	%(B)	4.84%	(5.19%)	(1.15%)	0.63%	3.75%

Net Assets, End of Period (thousands)	$944,445		$1,045,941	$1,118,915	$1,723,236	$1,702,457	$1,487,373	$1,515,467		$1,492,484	$1,571,784	$1,748,372	$2,518,761	$2,306,858
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.20%	0.17	%(C)	0.18%	0.18%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.20%	0.20%	0.21%	0.22%	0.22%	0.17	%(C)	0.18%	0.18%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.54	%(C)	1.29%	0.83%	0.70%	0.66%	0.85%	5.20	%(C)	3.24%	1.53%	0.11%	0.52%	1.92%
Portfolio Turnover Rate	27	%(B)	21%	41%	31%	41%	49%	24	%(B)	74%	226%	58%	85%	58%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

162

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.40		$10.68	$12.79	$13.72	$12.99	$11.88	$10.22		$10.06	$10.93	$10.97	$10.95	$10.68

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.26	0.19	0.19	0.25	0.29	0.23		0.31	0.16	0.09	0.13	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22		(0.31)	(2.00)	(0.61)	0.74	1.10	0.11		0.25	(0.90)	(0.10)	0.10	0.35

Total from Investment Operations	0.37		(0.05)	(1.81)	(0.42)	0.99	1.39	0.33		0.56	(0.74)	(0.01)	0.23	0.54

Less Distributions:
Net Investment Income	(0.14)		(0.23)	(0.17)	(0.17)	(0.26)	(0.28)	(0.17)		(0.40)	(0.12)	(0.03)	(0.21)	(0.27)
Net Realized Gains	—		—	(0.13)	(0.34)	—	—	—		—	(0.01)	—	—	—

Total Distributions	(0.14)		(0.23)	(0.30)	(0.51)	(0.26)	(0.28)	(0.17)		(0.40)	(0.13)	(0.03)	(0.21)	(0.27)

Net Asset Value, End of Period	$10.63		$10.40	$10.68	$12.79	$13.72	$12.99	$10.38		$10.22	$10.06	$10.93	$10.97	$10.95

Total Return	3.57	%(B)	(0.51%)	(14.37%)	(3.20%)	7.67%	11.81%	3.21	%(B)	5.61%	(6.81%)	(0.05%)	2.13%	5.11%

Net Assets, End of Period (thousands)	$5,530,807		$5,242,890	$4,787,713	$6,200,229	$5,838,968	$5,611,187	$5,798,159		$5,913,065	$6,497,061	$7,281,208	$6,246,736	$6,534,046
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.12%	0.11%	0.12%	0.12%	0.13%	0.18	%(C)	0.20%	0.20%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.12%	0.11%	0.12%	0.12%	0.13%	0.18	%(C)	0.20%	0.20%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	2.36%	1.62%	1.44%	1.85%	2.28%	4.25	%(C)	3.00%	1.52%	0.80%	1.20%	1.73%
Portfolio Turnover Rate	6	%(B)	24%	22%	25%	45%	25%	25	%(B)	34%	74%	80%	40%	51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

163

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio							DFA Targeted Credit Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.82		$8.81	$11.49	$11.79	$11.29	$10.11	$9.20		$8.99	$10.18	$10.18	$10.19	$9.8

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.35	0.29	0.28	0.32	0.35	0.14		0.24	0.16	0.14	0.16	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	0.46		—	(2.49)	(0.21)	0.50	1.17	0.19		0.26	(1.08)	(0.05)	0.07	0.42

Total from Investment Operations	0.66		0.35	(2.20)	0.07	0.82	1.52	0.33		0.50	(0.92)	0.09	0.23	0.63

Less Distributions:
Net Investment Income	(0.19)		(0.34)	(0.29)	(0.28)	(0.32)	(0.34)	(0.05)		(0.29)	(0.25)	(0.09)	(0.24)	(0.24)
Net Realized Gains	—		—	(0.19)	(0.09)	—	—	—		—	(0.02)	—	(—)	—

Total Distributions	(0.19)		(0.34)	(0.48)	(0.37)	(0.32)	(0.34)	(0.05)		(0.29)	(0.27)	(0.09)	(0.24)	(0.24)

Net Asset Value, End of Period	$9.29		$8.82	$8.81	$11.49	$11.79	$11.29	$9.48		$9.20	$8.99	$10.18	$10.18	$10.19

Total Return	7.46	%(B)	3.86%	(19.74%)	0.52%	7.37%	15.27%	3.59	%(B)	5.59%	(9.17%)	0.85%	2.32%	6.51%

Net Assets, End of Period (thousands)	$1,384,981		$1,278,871	$1,290,771	$2,073,764	$2,131,021	$1,712,376	$906,774		$917,176	$866,074	$936,850	$818,911	$766,607
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.21%	0.21%	0.22%	0.23%	0.23%	0.22	%(C)	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	4.26	%(C)	3.79%	2.83%	2.44%	2.80%	3.25%	3.06	%(C)	2.63%	1.63%	1.41%	1.61%	2.12%
Portfolio Turnover Rate	11	%(B)	53%	21%	43%	42%	19%	5	%(B)	33%	39%	65%	35%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

164

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio							DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019

	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.59		$8.54	$10.67	$10.91	$10.50	$9.89	$9.44		$9.47	$11.60	$11.96	$11.38	$10.38

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.29	0.22	0.20	0.20	0.20	0.19		0.32	0.25	0.24	0.28	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	0.45		0.04	(2.07)	(0.22)	0.39	0.96	0.35		(0.08)	(2.04)	(0.36)	0.57	1.00

Total from Investment Operations	0.61		0.33	(1.85)	(0.02)	0.59	1.16	0.54		(0.24)	(1.79)	(0.12)	0.85	1.29

Less Distributions:
Net Investment Income	(0.23)		(0.28)	(0.20)	(0.19)	(0.18)	(0.55)	(0.19)		(0.27)	(0.24)	(0.24)	(0.27)	(0.29)
Net Realized Gains	—		—	(0.08)	(0.03)	—	—	—		—	(0.10)	(—)	—	—

Total Distributions	(0.23)		(0.28)	(0.28)	(0.22)	(0.18)	(0.55)	(0.19)		(0.27)	(0.34)	(0.24)	(0.27)	(0.29)

Net Asset Value, End of Period	$8.97		$8.59	$8.54	$10.67	$10.91	$10.50	$9.79		$9.44	$9.47	$11.60	$11.96	$11.38

Total Return	7.19	%(B)	3.79%	(17.71%)	(0.22%)	5.69%	12.33%	5.67	%(B)	2.43%	(15.69%)	(1.01%)	7.54%	12.60%

Net Assets, End of Period (thousands)	$2,483,564		$2,593,086	$2,400,574	$3,119,475	$2,368,742	$1,521,379	$10,776,081		$10,165,939	$9,997,470	$13,622,911	$11,162,601	$9,843,294
Ratio of Expenses to Average Net Assets *	0.23	%(C)	0.24%	0.25%	0.28%	0.29%	0.30%	0.19	%(C)	0.20%	0.21%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.23	%(C)	0.24%	0.25%	0.28%	0.29%	0.30%	0.19	%(C)	0.20%	0.21%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.61	%(C)	2.28%	2.28%	1.87%	1.90%	1.99%	3.76	%(C)	3.23%	2.38%	2.02%	2.38%	2.69%

Portfolio Turnover Rate	16	%(B)	33%	45%	17%	32%	14%	21	%(B)	24%	25%	17%	22%	21%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

165

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio												DFA LTIP Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$8.92		$8.98		$10.13		$10.36		$10.00		$9.47		$5.35		$6.56	$11.94	$12.16	$10.11	$8.47

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.25		0.21		0.17		0.17		0.22		0.13		0.39	0.83	0.56	0.20	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.15		(0.07)		(1.07)		(0.22)		0.35		0.53		0.21		(1.29)	(5.17)	0.39	1.99	1.66

Total from Investment Operations	0.30		0.18		(0.86)		(0.05)		0.52		0.75		0.34		(0.90)	(4.34)	0.95	2.19	1.90

Less Distributions:
Net Investment Income	(0.14)		(0.24)		(0.21)		(0.17)		(0.16)		(0.22)		(0.13)		(0.31)	(0.77)	(0.52)	(0.14)	(0.22)
Net Realized Gains	—		—		(0.08)		(0.01)		—		—		—		—	(0.27)	(0.65)	—	(0.04)

Total Distributions	(0.14)		(0.24)		(0.29)		(0.18)		(0.16)		(0.22)		(0.13)		(0.31)	(1.04)	(1.17)	(0.14)	(0.22)

Net Asset Value, End of Period	$9.08		$8.92		$8.98		$10.13		$10.36		$10.00		$5.56		$5.35	$6.56	$11.94	$12.16	$10.11

Total Return	3.34	%(B)	1.97%		(8.63%)		(0.54%)		5.26%		7.97%		6.16	%(B)	(14.47%)	(38.26%)	8.30%	21.75%	22.69%

Net Assets, End of Period (thousands)	$1,706,349		$1,680,574		$1,931,543		$2,361,921		$1,528,078		$1,064,950		$340,428		$304,486	$296,218	$290,675	$290,675	$215,040
Ratio of Expenses to Average Net Assets	0.15	%(C)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.12	%(C)	0.13%	0.13%	0.13%	0.14%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26	%(C)(D)	0.26	%(D)	0.26	%(D)	0.26	%(D)	0.27	%(D)	0.27	%(D)	0.12	%(C)	0.13%	0.13%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.26	%(C)	2.77%		2.17%		1.63%		1.61%		2.21%		4.35	%(C)	5.92%	8.72%	4.86%	1.71%	2.52%
Portfolio Turnover Rate	12	%(B)	17%		43%		2%		12%		3%		2	%(B)	27%	60%	39%	65%	38%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.11	%(C)	0.11%		0.10%		0.11%		0.11%		0.12%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

166

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.39		$10.80	$13.32	$13.05	$12.03	$11.25	$10.51		$10.14	$10.58	$10.05	$10.06	$9.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.43	0.94	0.61	0.19	0.25	0.22		0.32	0.17	0.12	0.17	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.26		(0.48)	(2.50)	0.27	0.97	0.78	0.18		0.22	(0.51)	0.49	0.07	0.20

Total from Investment Operations	0.39		(0.05)	(1.56)	0.88	1.16	1.03	0.40		0.54	(0.34)	0.61	0.24	0.40

Less Distributions:
Net Investment Income	(0.12)		(0.36)	(0.95)	(0.57)	(0.13)	(0.25)	(0.38)		(0.17)	(0.10)	(0.08)	(0.25)	(0.26)
Net Realized Gains	—		—	(0.01)	(0.04)	(0.01)	—	—		—	—	—	—	—

Total Distributions	(0.12)		(0.36)	(0.96)	(0.61)	(0.14)	(0.25)	(0.38)		(0.17)	(0.10)	(0.08)	(0.25)	(0.26)

Net Asset Value, End of Period	$10.66		$10.39	$10.80	$13.32	$13.05	$12.03	$10.53		$10.51	$10.14	$10.58	$10.05	$10.06

Total Return	3.73	%(B)	(0.54%)	(12.04%)	6.91%	9.69%	9.16%	3.87	%(B)	5.38%	(3.21%)	6.13%	2.43%	4.16%

Net Assets, End of Period (thousands)	$5,059,516		$5,098,223	$5,892,432	$7,223,739	$5,622,483	$4,887,736	$1,881,279		$1,978,527	$2,171,424$	1,797,965	$1,393,554	$1,484,797
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.11%	0.11%	0.11%	0.12%	0.12%	0.22	%(C)	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.49	%(C)	3.91%	7.59%	4.58%	1.49%	2.13%	4.27	%(C)	3.07%	1.67%	1.17%	1.68%	1.98%
Portfolio Turnover Rate	3	%(B)	9%	13%	1%	15%	28%	22	%(B)	42%	56%	72%	44%	42%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

167

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2021	Period Apr 26, 2021 to Oct 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period.	$8.97		$8.94	$10.44	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.27	0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.48		0.01	(1.55)	0.40

Total from Investment Operations	0.63		0.28	(1.36)	0.48

Less Distributions:
Net Investment Income	(0.22)		(0.25)	(0.13)	(0.04)
Net Realized Gains	—		—	(0.01)	—

Total Distributions	(0.22)		(0.25)	(0.14)	(0.04)

Net Asset Value, End of Period.	$9.38		$8.97	$8.94	$10.44

Total Return	7.09	%(B)	3.14%	(13.16%)	4.78	%(B)

Net Assets, End of Period (thousands)	$262,538		$241,596$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.28%	0.29%	0.30	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.35%	0.38	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	3.21	%(C)	2.91%	1.90%	1.34	%(C)(E)
Portfolio Turnover Rate	15	%(B)	37%	80%	27	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

168

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2024, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/24
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	11%
	DFA Intermediate Government Fixed Income Portfolio	15%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

169

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the International Fixed Income Portfolios), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

170

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the

171

related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.18%
DFA World ex U.S. Government Fixed Income Portfolio	0.16%
DFA Short-Term Government Portfolio	0.14%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.16%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.20%
DFA Investment Grade Portfolio	0.16%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2025. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$25	$1
DFA Short-Term Government Portfolio (2)	0.20%	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.18%	20	20
DFA Intermediate-Term Extended Quality Portfolio (1)	0.20%	77	—
DFA Targeted Credit Portfolio (1)	0.20%	—	95
DFA Global Core Plus Fixed Income Portfolio (3)	0.23%	—	42
DFA Investment Grade Portfolio (4)	0.19%	—	—
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	904
DFA LTIP Portfolio (1)	0.15%	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	12	8

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amounts for the DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio were 0.20% and 0.21% respectively. Prior to February 28, 2022, the Expense Limitation Amounts for each of DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio was 0.22%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the DFA Global Core Plus Fixed Income Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022, the Expense Limitation Amount for the DFA Global Core Plus Real Return Portfolio was 0.30%of the average net assets of such class of the Portfolio on an annualized basis.

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amount for the Portfolio was 0.21% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.22% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor, has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

173

			Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring

	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
DFA World ex U.S. Government Fixed Income Portfolio	$129	$155	$37	$1	$322
DFA Intermediate-Term Extended Quality Portfolio	—	—	4	1	5
DFA Targeted Credit Portfolio	112	154	202	95	563
DFA Global Core Plus Fixed Income Portfolio	—	—	—	42	42
DFA Diversified Fixed Income Portfolio	1,238	2,361	2,108	904	6,611
DFA Global Core Plus Real Return Portfolio	—	149	35	8	192

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Selectively Hedged Global Fixed Income Portfolio	$6
DFA World ex U.S. Government Fixed Income Portfolio	26
DFA Short-Term Extended Quality Portfolio	24
DFA Global Core Plus Fixed Income Portfolio	29
DFA Investment Grade Portfolio	24
DFA LTIP Portfolio	1
DFA Global Core Plus Real Return Portfolio	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$195
DFA Two-Year Global Fixed Income Portfolio	144
DFA Selectively Hedged Global Fixed Income Portfolio	12
DFA Five-Year Global Fixed Income Portfolio	128
DFA World ex U.S. Government Fixed Income Portfolio	1
DFA Short-Term Government Portfolio	39
DFA Intermediate Government Fixed Income Portfolio	44

174

DFA Short-Term Extended Quality Portfolio	$25
DFA Intermediate-Term Extended Quality Portfolio	8
DFA Targeted Credit Portfolio	1
DFA Global Core Plus Fixed Income Portfolio	2
DFA Investment Grade Portfolio	9
DFA Diversified Fixed Income Portfolio	2
DFA LTIP Portfolio	—
DFA Inflation-Protected Securities Portfolio	12
DFA Short-Duration Real Return Portfolio	2
DFA Global Core Plus Real Return Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$697,280	$449,547	$165,115	$908,910
DFA Two-Year Global Fixed Income Portfolio	867,154	499,289	306,812	1,338,042
DFA Selectively Hedged Global Fixed Income Portfolio	79,507	87,132	146,644	126,162
DFA Five-Year Global Fixed Income Portfolio	1,437,924	600,039	998,057	2,471,090
DFA World ex U.S. Government Fixed Income Portfolio	33,997	51,035	235,858	380,603
DFA Short-Term Government Portfolio	148,858	372,872	—	—
DFA Intermediate Government Fixed Income Portfolio	530,448	341,534	—	—
DFA Short-Term Extended Quality Portfolio	423,524	372,959	930,242	636,463
DFA Intermediate-Term Extended Quality Portfolio	1,392	9,243	151,232	142,529
DFA Targeted Credit Portfolio	17,502	14,824	22,618	113,043
DFA Global Core Plus Fixed Income Portfolio	125,364	68,314	273,823	589,820
DFA Investment Grade Portfolio	1,479,670	594,450	659,995	1,303,956
DFA Diversified Fixed Income Portfolio	115,520	170,001	23,502	39,600
DFA LTIP Portfolio	25,652	7,760	—	—
DFA Inflation-Protected Securities Portfolio	150,452	346,134	—	—
DFA Short-Duration Real Return Portfolio	65,006	28,719	311,363	249,084
DFA Global Core Plus Real Return Portfolio	11,486	3,300	33,169	30,501

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$28,168	$1,706,421	$1,734,188	$(26)	—	$375	32	$1,758	—

Total	$28,168	$1,706,421	$1,734,188	$(26)	—	$375	32	$1,758	—

DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$429	$23,001	$23,102	—	$1	$329	28	$44	—

Total	$429	$23,001	$23,102	—	$1	$329	28	$44	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$2,756	$17,377	$17,188	$1	—	$2,946	255	$51	—

Total	$2,756	$17,377	$17,188	$1	—	$2,946	255	$51	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$126	$51,935	$46,700	$1	—	$5,362	464	$104	—

Total	$126	$51,935	$46,700	$1	—	$5,362	464	$104	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$10,104	$158,477	$125,594	$2	$1	$42,990	3,716	$581	—

Total	$10,104	$158,477	$125,594	$2	$1	$42,990	3,716	$581	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$43,808	$124,962	$128,080	$5	$1	$40,696	3,518	$1,384	—

Total	$43,808	$124,962	$128,080	$5	$1	$40,696	3,518	$1,384	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$10,638	$57,857	$61,171	$2	—	$7,326	633	$265	—

Total	$10,638	$57,857	$61,171	$2	—	$7,326	633	$265	—

176

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$89,069	$345,639	$297,055	$6	—	$137,659	11,900	—	—

Total	$89,069	$345,639	$297,055	$6	—	$137,659	11,900	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$437,193	$1,943,651	$1,591,842	$48	$4	$789,054	68,210	$17,680	—

Total	$437,193	$1,943,651	$1,591,842	$48	$4	$789,054	68,210	$17,680	—

DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio	$844,087	$23,502	$39,600	$(937)	$19,695	$846,747	79,656	$11,278	—
DFA Two-Year Global Fixed Income Portfolio	508,588	17,188	11,430	(162)	5,023	519,207	52,711	9,558	—

Total	$1,352,675	$40,690	$51,030	$(1,099)	$24,718	$1,365,954	132,367	$20,836	—

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$10,594	$54,466	$52,647	$1	—	$12,414	1,073	$247	—

Total	$10,594	$54,466	$52,647	$1	—	$12,414	1,073	$247	—

DFA Global Core Plus Real Return Portfolio
The DFA Short Term Investment Fund	$3,834	$26,768	$26,153	—	—	$4,449	385	$118	—

Total	$3,834	$26,768	$26,153	—	—	$4,449	385	$118	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on

177

redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA One-Year Fixed Income Portfolio
2022	$41,461	—	—	$41,461
2023	139,456	—	—	139,456
DFA Two-Year Global Fixed Income Portfolio
2022	13,251	—	—	13,251
2023	118,218	—	—	118,218
DFA Selectively Hedged Global Fixed Income Portfolio
2022	21,454	—	—	21,454
2023	454	—	—	454
DFA Five-Year Global Fixed Income Portfolio
2022	138,146	—	—	138,146
2023	223,411	—	—	223,411
DFA World ex U.S. Government Fixed Income Portfolio
2022	14,658	$16,048	—	30,706
2023	20,060	—	—	20,060
DFA Short-Term Government Portfolio
2022	21,142	—	—	21,142
2023	44,032	—	—	44,032
DFA Intermediate Government Fixed Income Portfolio
2022	78,465	63,393	—	141,858
2023	108,613	—	—	108,613
DFA Short-Term Extended Quality Portfolio
2022	75,449	9,077	—	84,526
2023	236,492	—	—	236,492
DFA Intermediate-Term Extended Quality Portfolio
2022	46,253	34,961	—	81,214
2023	46,186	—	—	46,186
DFA Targeted Credit Portfolio
2022	23,056	1,914	—	24,970
2023	29,651	—	—	29,651
DFA Global Core Plus Fixed Income Portfolio
2022	62,263	21,555	—	83,818
2023	78,104	—	—	78,104
DFA Investment Grade Portfolio
2022	274,726	116,617	—	391,343
2023	282,362	—	—	282,362
DFA Diversified Fixed Income Portfolio
2022	48,872	17,880	—	66,752
2023	50,318	—	—	50,318

178

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA LTIP Portfolio
2022	$28,431	$8,721	—	$37,152
2023	15,322	—	—	15,322
DFA Inflation-Protected Securities Portfolio
2022	524,096	3,670	—	527,766
2023	184,142	—	—	184,142
DFA Short-Duration Real Return Portfolio
2022	18,197	—	—	18,197
2023	36,318	—	—	36,318
DFA Global Core Plus Real Return Portfolio
2022	4,464	—	—	4,464
2023	6,778	—	—	6,778

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(5,624)	—	$(5,624)
DFA Two-Year Global Fixed Income Portfolio	(12,238)	—	(12,238)
DFA Selectively Hedged Global Fixed Income Portfolio	(2,873)	—	(2,873)
DFA Five-Year Global Fixed Income Portfolio	(28,982)	—	(28,982)
DFA World ex U.S. Government Fixed Income Portfolio	(4,347)	—	(4,347)
DFA Short-Term Government Portfolio	(1,793)	—	(1,793)
DFA Intermediate Government Fixed Income Portfolio	(3,412)	—	(3,412)
DFA Short-Term Extended Quality Portfolio	(19,142)	—	(19,142)
DFA Intermediate-Term Extended Quality Portfolio	(1,446)	—	(1,446)
DFA Targeted Credit Portfolio	(1,942)	—	(1,942)
DFA Global Core Plus Fixed Income Portfolio	(9,361)	—	(9,361)
DFA Investment Grade Portfolio	(14,029)	—	(14,029)
DFA Diversified Fixed Income Portfolio	(1,231)	—	(1,231)
DFA LTIP Portfolio	(631)	—	(631)
DFA Inflation-Protected Securities Portfolio	(11,407)	—	(11,407)
DFA Short-Duration Real Return Portfolio	(7,087)	—	(7,087)
DFA Global Core Plus Real Return Portfolio	(778)	—	(778)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(83,516)	$(8,476)	$(91,992)
DFA Two-Year Global Fixed Income Portfolio	$52,814	—	(170,012)	(23,829)	(141,027)
DFA Selectively Hedged Global Fixed Income Portfolio	30,430	—	(130,889)	(18,357)	(118,816)
DFA Five-Year Global Fixed Income Portfolio	163,128	—	(1,131,737)	(48,979)	(1,017,588)
DFA World ex U.S. Government Fixed Income Portfolio	24,552	—	(98,568)	(251,749)	(325,765)
DFA Short-Term Government Portfolio	5,973	—	(141,092)	656	(134,463)
DFA Intermediate Government Fixed Income Portfolio	14,781	—	(327,858)	(737,261)	(1,050,338)
DFA Short-Term Extended Quality Portfolio	10,645	—	(375,485)	(115,899)	(480,739)
DFA Intermediate-Term Extended Quality Portfolio	2,176	—	(181,197)	(192,841)	(371,862)
DFA Targeted Credit Portfolio	—	—	(39,652)	(40,102)	(79,754)
DFA Global Core Plus Fixed Income Portfolio	52,009	—	(320,523)	(347,714)	(616,228)
DFA Investment Grade Portfolio	74,190	—	(717,002)	(1,374,092)	(2,016,904)
DFA Diversified Fixed Income Portfolio	1,602	—	(63,372)	(196,195)	(257,965)
DFA LTIP Portfolio	3,795	—	(8,785)	(204,771)	(209,761)
DFA Inflation-Protected Securities Portfolio	25,322	—	(146,741)	(841,569)	(962,988)
DFA Short-Duration Real Return Portfolio	54,987	—	(50,582)	34,778	39,183
DFA Global Core Plus Real Return Portfolio	4,461	—	(25,434)	(24,477)	(45,450)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$83,516	$83,516
DFA Two-Year Global Fixed Income Portfolio	170,012	170,012
DFA Selectively Hedged Global Fixed Income Portfolio	130,889	130,889
DFA Five-Year Global Fixed Income Portfolio	1,131,737	1,131,737
DFA World ex U.S. Government Fixed Income Portfolio	98,568	98,568
DFA Short-Term Government Portfolio	141,092	141,092
DFA Intermediate Government Fixed Income Portfolio	327,858	327,858
DFA Short-Term Extended Quality Portfolio	375,485	375,485

180

	Unlimited	Total
DFA Intermediate-Term Extended Quality Portfolio	$181,197	$181,197
DFA Targeted Credit Portfolio	39,652	39,652
DFA Global Core Plus Fixed Income Portfolio	320,523	320,523
DFA Investment Grade Portfolio	717,002	717,002
DFA Diversified Fixed Income Portfolio	63,372	63,372
DFA LTIP Portfolio	8,785	8,785
DFA Inflation-Protected Securities Portfolio	146,741	146,741
DFA Short-Duration Real Return Portfolio	50,582	50,582
DFA Global Core Plus Real Return Portfolio	25,434	25,434

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$4,715,489	$2,624	$(829)	$1,795
DFA Two-Year Global Fixed Income Portfolio	4,436,731	19,446	(54,760)	(35,314)
DFA Selectively Hedged Global Fixed Income Portfolio	962,842	5,185	(15,426)	(10,241)
DFA Five-Year Global Fixed Income Portfolio	9,181,901	53,335	(72,530)	(19,195)
DFA World ex U.S. Government Fixed Income Portfolio	1,036,318	9,213	(189,518)	(180,305)
DFA Short-Term Government Portfolio	1,515,174	554	(17)	537
DFA Intermediate Government Fixed Income Portfolio	6,045,463	214	(576,879)	(576,665)
DFA Short-Term Extended Quality Portfolio	5,760,966	21,291	(70,017)	(48,726)
DFA Intermediate-Term Extended Quality Portfolio	1,491,512	6,011	(132,737)	(126,726)
DFA Targeted Credit Portfolio	911,764	13,175	(25,892)	(12,717)
DFA Global Core Plus Fixed Income Portfolio	2,730,436	22,767	(244,377)	(221,610)
DFA Investment Grade Portfolio	12,370,052	24,878	(969,973)	(945,095)
DFA Diversified Fixed Income Portfolio	1,874,606	555	(145,862)	(145,307)
DFA LTIP Portfolio	528,749	—	(187,609)	(187,609)
DFA Inflation-Protected Securities Portfolio	5,732,919	—	(673,750)	(673,750)
DFA Short-Duration Real Return Portfolio	1,803,671	10,450	(26,475)	(16,025)
DFA Global Core Plus Real Return Portfolio	271,817	2,340	(28,452)	(26,112)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real

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interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$2,012,956	$—
DFA Selectively Hedged Global Fixed Income Portfolio	505,849	—
DFA Five-Year Global Fixed Income Portfolio	4,502,938	—
DFA World ex U.S. Government Fixed Income Portfolio	1,147,875	—
DFA Short-Term Extended Quality Portfolio	1,765,227	—

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	Forward Currency Contracts*	Swap Contracts**
DFA Intermediate-Term Extended Quality Portfolio	$267,692	$—
DFA Targeted Credit Portfolio	427,847	—
DFA Global Core Plus Fixed Income Portfolio	1,525,466	—
DFA Investment Grade Portfolio	1,307,054	—
DFA Short-Duration Real Return Portfolio	551,297	1,856,429
DFA Global Core Plus Real Return Portfolio	150,133	246,857

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$13,271	$13,271	—
DFA Selectively Hedged Global Fixed Income Portfolio	2,256	2,256	—
DFA Five-Year Global Fixed Income Portfolio	21,775	21,775	—
DFA World ex U.S. Government Fixed Income Portfolio	8,859	8,859	—
DFA Short-Term Extended Quality Portfolio	8,372	8,372	—
DFA Intermediate-Term Extended Quality Portfolio	1,890	1,890	—
DFA Targeted Credit Portfolio	3,861	3,861	—
DFA Global Core Plus Fixed Income Portfolio	16,225	16,225	—
DFA Investment Grade Portfolio	9,964	9,964	—
DFA Short-Duration Real Return Portfolio	66,372	3,318	$63,054
DFA Global Core Plus Real Return Portfolio	10,681	1,496	9,185

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(4,067)	$(4,067)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(84)	(84)	—
DFA Five-Year Global Fixed Income Portfolio	(4,472)	(4,472)	—
DFA World ex U.S. Government Fixed Income Portfolio	(331)	(331)	—
DFA Short-Term Extended Quality Portfolio	(908)	(908)	—
DFA Intermediate-Term Extended Quality Portfolio	(507)	(507)	—
DFA Targeted Credit Portfolio	(129)	(129)	—
DFA Global Core Plus Fixed Income Portfolio	(419)	(419)	—
DFA Investment Grade Portfolio	(1,771)	(1,771)	—
DFA Short-Duration Real Return Portfolio	(601)	(569)	$(32)

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	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Global Core Plus Real Return Portfolio	$(169)	$(99)	$(70)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(34,815)	$(34,815)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(5,486)	(5,486)	—
DFA Five-Year Global Fixed Income Portfolio	(58,252)	(58,252)	—
DFA World ex U.S. Government Fixed Income Portfolio	(10,660)	(10,660)	—
DFA Short-Term Extended Quality Portfolio	(16,797)	(16,797)	—
DFA Intermediate-Term Extended Quality Portfolio	(1,544)	(1,544)	—
DFA Targeted Credit Portfolio	(4,898)	(4,898)	—
DFA Global Core Plus Fixed Income Portfolio	(3,722)	(3,722)	—
DFA Investment Grade Portfolio	(16,723)	(16,723)	—
DFA Short-Duration Real Return Portfolio	14,716	(6,306)	$21,022
DFA Global Core Plus Real Return Portfolio	1,074	—	1,074

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(1,051)	$(1,051)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(201)	(201)	—
DFA Five-Year Global Fixed Income Portfolio	(3,785)	(3,785)	—
DFA World ex U.S. Government Fixed Income Portfolio	4,765	4,765	—
DFA Short-Term Extended Quality Portfolio	(4,800)	(4,800)	—
DFA Intermediate-Term Extended Quality Portfolio	943	943	—
DFA Targeted Credit Portfolio	2,151	2,151	—
DFA Global Core Plus Fixed Income Portfolio	11,640	11,640	—
DFA Investment Grade Portfolio	9,498	9,498	—
DFA Short-Duration Real Return Portfolio	(9,040)	851	$(9,891)
DFA Global Core Plus Real Return Portfolio	569	1,116	(547)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.

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(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
State Street Bank and Trust	$8,126	$8,126	$(1,492)	—	—	$6,634	$1,492	$1,492	$(1,492)	—	—	—
UBS AG	2,275	2,275	(1,833)	—	—	442	1,833	1,833	(1,833)	—	—	—
Bank of New York Mellon	1,460	1,460	—	—	—	1,460	—	—	—	—	—	—
Morgan Stanley and Co. International	92	92	(92)	—	—	—	732	732	(92)	—	—	$640
HSBC Bank	44	44	—	—	—	44	—	—	—	—	—	—
Royal Bank of Scotland	743	743	—	—	—	743	—	—	—	—	—	—
Barclays Capital	76	76	—	—	—	76	—	—	—	—	—	—
Australia and New Zealand Bank	323	323	—	—	—	323	—	—	—	—	—	—
Bank of America Corp	127	127	—	—	—	127	—	—	—	—	—	—
Citibank, N.A	4	4	(4)	—	—	—	9	9	(4)	—	—	5

Total	$13,270	$13,270	$(3,421)	—	—	$9,849	$4,066	$4,066	$(3,421)	—	—	$645

DFA Selectively Hedged Global Fixed Income Portfolio
Bank of New York Mellon	$156	$156	—	—	—	$156	—	—	—	—	—	—
UBS AG	926	926	$(72)	—	—	854	$72	$72	$(72)	—	—	—
Royal Bank of Scotland	945	945	—	—	—	945	—	—	—	—	—	—
Citibank, N.A	112	112	(12)	—	—	100	12	12	(12)	—	—	—
Morgan Stanley and Co. International	16	16	—	—	—	16	—	—	—	—	—	—
Bank of America Corp	101	101	—	—	—	101	—	—	—	—	—	—

Total	$2,256	$2,256	$(84)	—	—	$2,172	$84	$84	$(84)	—	—	—

DFA Five-Year Global Fixed Income Portfolio
Bank of America Corp	$3,932	$3,932	$(1,615)	—	—	$2,317	$1,615	$1,615	$(1,615)	—	—	—
State Street Bank and Trust	8,544	8,544	(1,813)	—	—	6,731	1,813	1,813	(1,813)	—	—	—
Morgan Stanley and Co. International	349	349	(349)	—	—	—	679	679	(349)	—	—	$330
UBS AG	3,997	3,997	(113)	—	—	3,884	113	113	(113)	—	—	—
Societe Generale	2,762	2,762	(251)	—	—	2,511	251	251	(251)	—	—	—
Barclays Capital	1,280	1,280	—	—	—	1,280	—	—	—	—	—	—
Bank of New York Mellon	186	186	—	—	—	186	—	—	—	—	—	—
HSBC Bank	395	395	—	—	—	395	—	—	—	—	—	—
Australia and New Zealand Bank	329	329	—	—	—	329	—	—	—	—	—	—

Total	$21,774	$21,774	$(4,141)	—	—	$17,633	$4,471	$4,471	$(4,141)	—	—	$330

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA World ex U.S. Government Fixed Income Portfolio
Societe Generale	$774	$774	—	—	—	$774	—	—	—	—	—	—
Bank of America Corp	2,722	2,722	$(33)	—	—	2,689	$33	$33	$(33)	—	—	—
HSBC Bank	3,167	3,167	—	—	—	3,167	—	—	—	—	—	—
State Street Bank and Trust	1,139	1,139	(2)	—	—	1,137	2	2	(2)	—	—	—
Morgan Stanley and Co. International	1,028	1,028	(249)	—	—	779	249	249	(249)	—	—	—
Barclays Capital	6	6	(6)	—	—	—	35	35	(6)	—	—	$29
Citibank, N.A	11		(1)	—	—	—	22		(1)	—	—	1
UBS AG	—	—	—	—	—	—	5	5	—	—	—	5
Australia and New Zealand Bank	18	18	—	—	—	18	—	—	—	—	—	—
Royal Bank of Scotland	55		(5)	—	—	—	66		(5)	—	—	1

Total	$8,860	$8,860	$(296)	—	—	$8,564	$332	$332	$(296)	—	—	$36

DFA Short-Term Extended Quality Portfolio
Societe Generale	$1,112	$1,112	$(7)	—	—	$1,105	$7	$7	$(7)	—	—	—
State Street Bank and Trust	3,056	3,056	(752)	—	—	2,304	752	752	(752)	—	—	—
Morgan Stanley and Co. International	1,287	1,287	(17)	—	—	1,270	17	17	(17)	—	—	—
UBS AG	405	405	(93)	—	—	312	93	93	(93)	—	—	—
Bank of America Corp	1,138	1,138	(38)	—	—	1,100	38	38	(38)	—	—	—
Bank of New York Mellon	869	869	—	—	—	869	—	—	—	—	—	—
Citibank, N.A	210	210	—	—	—	210	—	—	—	—	—	—
Royal Bank of Scotland	15	15	—	—	—	15	—	—	—	—	—	—
Australia and New Zealand Bank	279	279	—	—	—	279	—	—	—	—	—	—

Total	$8,371	$8,371	$(907)	—	—	$7,464	$907	$907	$(907)	—	—	—

DFA Intermediate-Term Extended Quality Portfolio
UBS AG	$928	$928	$(504)	—	—	$424	$504	$504	$(504)	—	—	—
State Street Bank and Trust	141	141	—	—	—	141	—	—	—	—	—	—
Morgan Stanley and Co. International	268	268	(4)	—	—	264	4	4	(4)	—	—	—
Australia and New Zealand Bank	554	554	—	—	—	554	—	—	—	—	—	—

Total	$1,891	$1,891	$(508)	—	—	$1,383	$508	$508	$(508)	—	—	—

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Targeted Credit Portfolio
State Street Bank and Trust	$1,512	$1,512	$(45)	—	—	$1,467	$45	$45	$(45)	—	—	—
Morgan Stanley and Co. International	36	36	(36)	—	—	—	83	83	(36)	—	—	$47
Bank of New York Mellon	211	211	—	—	—	211	—	—	—	—	—	—
HSBC Bank	1,547	1,547	—	—	—	1,547	—	—	—	—	—	—
Citibank, N.A	555	555	—	—	—	555	—	—	—	—	—	—

Total	$3,861	$3,861	$(81)	—	—	$3,780	$128	$128	$(81)	—	—	$47

DFA Global Core Plus Fixed Income Portfolio
State Street Bank and Trust	$2,790	$2,790	—	—	—	$2,790	—	—	—	—	—	—
Morgan Stanley and Co. International	304	304	$(36)	—	—	268	$36	$36	$(36)	—	—	—
Societe Generale	5,052	5,052	—	—	—	5,052	—	—	—	—	—	—
UBS AG	4,836	4,836	(80)	—	—	4,756	80	80	(80)	—	—	—
HSBC Bank	1,178	1,178	—	—	—	1,178	—	—	—	—	—	—
Bank of New York Mellon	1,643	1,643	(237)	—	—	1,406	237	237	(237)	—	—	—
Australia and New Zealand Bank	400	400	(44)	—	—	356	44	44	(44)	—	—	—
Goldman Sachs Capital Markets L.P	7	7	—	—	—	7	—	—	—	—	—	—
Citibank, N.A	15	15	(4)	—	—	11	4	4	(4)	—	—	—
Royal Bank of Scotland	—	—	—	—	—	—	17	17	—	—	—	$17

Total	$16,225	$16,225	$(401)	—	—	$15,824	$418	$418	$(401)	—	—	$17

DFA Investment Grade Portfolio
Societe Generale	$577	$577	—	—	—	$577	—	—	—	—	—	—
UBS AG	1,523	1,523	$(243)	—	—	1,280	$243	$243	$(243)	—	—	—
State Street Bank and Trust	5,790	5,790	(1,165)	—	—	4,625	1,165	1,165	(1,165)	—	—	—
Morgan Stanley and Co. International	269	269	(269)	—	—	—	324	324	(269)	—	—	$55
Bank of New York Mellon	962	962	—	—	—	962	—	—	—	—	—	—
Citibank, N.A	612	612	(1)	—	—	611	1	1	(1)	—	—	—
Bank of America Corp	—	—	—	—	—	—	34	34	—	—	—	34
HSBC Bank	—	—	—	—	—	—	4	4	—	—	—	4
Australia and New Zealand Bank	231	231	—	—	—	231	—	—	—	—	—	—

Total	$9,964	$9,964	$(1,678)	—	—	$8,286	$1,771	$1,771	$(1,678)	—	—	$93

189

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)		Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received		Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
DFA Short-Duration Real Return Portfolio
Citibank, N.A	$9,824	$9,824	$(27)	—	$(9,420)	$377	$27	$27	$(27)	—	—	—
Bank of America Corp	21,979	21,979	—	$(21,979)	—	—	—	—	—	—	—	—
Deutsche Bank AG	29,629	29,629	(32)	—	(29,597)	—	32	32	(32)	—	—	—
Morgan Stanley and Co. International	2,877	2,877	(290)	—	—	2,587	290	290	(290)	—	—	—
State Street Bank and Trust	388	388	(125)	—	—	263	125	125	(125)	—	—	—
Australia and New Zealand Bank	—	—	—	—	—	—	121	121	—	—	—	$121
Societe Generale	333	333	(6)	—	—	327	6	6	(6)	—	—	—
HSBC Bank	860	860	—	—	—	860	—	—	—	—	—	—
Barclays Capital	453	453	—	—	—	453	—	—	—	—	—	—
Royal Bank of Scotland	29	29	—	—	—	29	—	—	—	—	—	—

Total	$66,372	$66,372	$(480)	$(21,979)	$(39,017)	$4,896	$601	$601	$(480)	—	—	$121

DFA Global Core Plus Real Return Portfolio
Bank of America Corp	$5,461	$5,461	$(20)	—	—	$5,441	$20	$20	$(20)	—	—	—
Deutsche Bank AG	3,160	3,160	—	—	$(2,960)	200	—	—	—	—	—	—
Morgan Stanley and Co. International	711	711	(59)	—	(290)	362	59	59	(59)	—	—	—
Citibank, N.A	115	115	(14)	—	—	101	14	14	(14)	—	—	—
State Street Bank and Trust	181	181	(56)	—	—	125	56	56	(56)	—	—	—
Societe Generale	164	164	—	—	—	164	—	—	—	—	—	—
Bank of New York Mellon	143	143	—	—	—	143	—	—	—	—	—	—
UBS AG	612	612	—	—	—	612	—	—	—	—	—	—
Australia and New Zealand Bank	134	134	(19)	—	—	115	19	19	(19)	—	—	—

Total	$10,681	$10,681	$(168)	—	$(3,250)	$7,263	$168	$168	$(168)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment

190

limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

191

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

L. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Global Fixed Income Portfolio	4	81%
DFA Selectively Hedged Global Fixed Income Portfolio	2	85%
DFA Five-Year Global Fixed Income Portfolio	2	80%
DFA World ex U.S. Government Fixed Income Portfolio	3	83%
DFA Short-Term Government Portfolio	4	89%
DFA Intermediate Government Fixed Income Portfolio	3	86%
DFA Short-Term Extended Quality Portfolio	3	80%
DFA Intermediate-Term Extended Quality Portfolio	2	84%
DFA Targeted Credit Portfolio	2	90%
DFA Global Core Plus Fixed Income Portfolio	4	89%

192

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Investment Grade Portfolio	3	76%
DFA Diversified Fixed Income Portfolio	2	93%
DFA LTIP Portfolio	8	91%
DFA Inflation-Protected Securities Portfolio	3	48%
DFA Short-Duration Real Return Portfolio	3	84%
DFA Global Core Plus Real Return Portfolio	2	95%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

193

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,027.50	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,026.30	0.17%	$0.86

194

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

195

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

196

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Consumer, Cyclical	3.9%
Consumer, Non-cyclical	0.2%
Financials	59.0%
Foreign Government	2.4%
Supranational	2.0%
Technology	2.7%
U.S. Government	27.0%
Utilities	2.8%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

197

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
BONDS — (18.1%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	2,200	$2,190,923
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
#(r)Ω 5.914%, 03/18/26	400	400,468
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.104%, 07/03/25	400	401,608
CDP Financial, Inc. 3.150%, 07/24/24	500	497,254
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r) 5.740%, 05/19/25	400	400,589
#(r)Ω 5.749%, 05/19/25	500	500,736
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.753%, 07/07/25	656	656,556
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
#(r)Ω 5.984%, 09/12/25	1,000	1,003,326
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.094%, 03/14/25	1,275	1,280,366
(r) 6.094%, 03/14/25	543	545,285
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω 6.103%, 03/13/26	400	402,064
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
#(r) 6.054%, 07/18/25	770	773,250

	Face Amount (000)	Value†
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω 5.963%, 09/12/25	1,700	$1,705,549
FMS Wertmanagement
0.375%, 05/06/24	200	199,887
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r) 5.523%, 09/16/26	700	698,691
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.180%, FRN
(r) 5.534%, 06/15/26	1,500	1,498,665
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r) 5.633%, 03/16/26	500	500,685
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/17/26	1,296	1,313,535
Kommuninvest I Sverige AB
Ω 1.375%, 05/08/24	1,000	999,315
Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 07/15/26	600	608,088
Landeskreditbank Baden-Wuerttemberg Foerderbank 2.000%, 07/23/24	400	396,746
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.356%, 04/01/25	400	402,481
National Australia Bank Ltd., SOFR + 0.860%, FRN
(r) 6.213%, 06/09/25	825	829,465

198

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω 5.733%, 01/12/25	250	$250,202
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.650%, FRN
#(r)Ω 6.003%, 12/10/25	350	351,390
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω 6.108%, 05/13/25	270	270,951
Nordea Bank Abp
Ω 0.625%, 05/24/24	1,500	1,495,482
Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
#(r)Ω 6.095%, 03/19/27	325	325,818
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.088%, 11/13/26	200	201,279
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24	261	256,117
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.347%, 08/03/26	250	253,913
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24	750	745,921
Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 6.069%, 11/17/25	58	58,214
Westpac Banking Corp., Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.351%, 08/26/25	1,750	1,764,802

TOTAL BONDS		24,179,621

U.S. TREASURY OBLIGATIONS — (26.7%)
U.S. Treasury Bills
(r)∞ 4.566%, 05/14/24	1,000	998,097
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25	13,500	13,515,625
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26	5,450	5,461,972

	Face Amount (000)	Value†
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.446%, 07/31/25	8,165	$8,168,569
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25	3,725	3,728,929
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25	3,808	3,812,371

TOTAL U.S. TREASURY OBLIGATIONS		35,685,563

COMMERCIAL PAPER — (54.2%)
Australia & New Zealand Banking Group Ltd.
Ω 5.437%, 05/16/24	1,500	1,496,448
Ω 5.497%, 07/18/24	1,200	1,186,050
Bank of Montreal
5.447%, 05/01/24	250	249,963
5.889%, 05/01/24	250	249,963
5.492%, 06/26/24	1,000	991,561
BNGBankNV
Ω 5.423%, 05/16/24	1,000	997,632
Caisse d’Amortissement de la Dette Sociale
Ω 5.467%, 07/03/24	925	916,170
Ω 5.507%, 09/17/24	1,625	1,590,749
Caisse des Depots et Consignations
Ω 5.590%, 05/15/24	1,125	1,122,526
Ω 5.434%, 05/31/24	650	647,039
Ω 5.443%, 06/20/24	1,500	1,488,714
Canadian Imperial Bank of Commerce
Ω 5.651%, 06/05/24	700	696,290
CDP Financial, Inc.
Ω 5.528%, 09/23/24	400	391,289
Cisco Systems, Inc.
Ω 5.431%, 05/21/24	550	548,269
Ω 5.466%, 05/20/24	3,000	2,991,009
Ω 5.469%, 06/06/24	250	248,613
Cooperatieve Rabobank UA
5.879%, 05/02/24	250	249,927
5.722%, 06/14/24	300	298,020

199

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
DBS Bank Ltd.
Ω 5.446%, 05/14/24	1,925	$1,921,013
DNB Bank ASA
Ω 5.704%, 06/17/24	300	297,886
Ω 5.460%, 06/28/24	2,500	2,478,358
Ω 5.439%, 07/05/24	1,000	990,295
Erste Abwicklungsanstalt
Ω 5.456%, 06/14/24	1,600	1,589,190
Ω 5.429%, 06/21/24	1,000	992,115
Export Development Canada
5.473%, 07/23/24	1,000	987,764
5.475%, 07/25/24	1,500	1,481,214
5.464%, 07/26/24	1,250	1,234,165
FMS Wertmanagement
Ω 5.441%, 05/02/24	300	299,912
Ω 5.491%, 08/01/24	1,000	986,257
Kreditanstalt fuer Wiederaufbau
Ω 5.760%, 05/02/24	250	249,928
L’Oreal USA, Inc.
Ω 5.483%, 07/25/24	1,350	1,332,534
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.788%, 05/23/24	1,500	1,494,898
Ω 5.471%, 05/17/24	250	249,372
Ω 5.466%, 07/15/24	500	494,353
Ω 5.470%, 08/09/24	1,000	985,039
Ω 5.528%, 08/20/24	600	590,059
Microsoft Corp.
Ω 5.390%, 05/01/24	525	524,923
National Securities Clearing Corp.
Ω 5.433%, 06/11/24	2,650	2,633,157
Ω 5.484%, 07/30/24	1,000	986,313
Nederlandse Waterschapsbank NV
Ω 5.445%, 05/06/24	1,000	999,112
Ω 5.429%, 05/17/24	2,000	1,994,958
Novartis Finance Corp.
Ω 5.423%, 05/07/24	1,000	998,969
NRW Bank
Ω 5.450%, 05/22/24	1,200	1,196,113
Ω 5.452%, 06/05/24	650	646,547
Ω 5.468%, 06/10/24	1,950	1,938,199
Province of Alberta
Ω 5.455%, 06/18/24	1,125	1,116,825
Ω 5.446%, 08/02/24	1,200	1,183,308
Ω 5.421%, 05/28/24	1,000	995,864
Province of Quebec
Ω 5.450%, 05/13/24	500	499,042

	Face Amount (000)	Value†
Ω 5.470%, 05/31/24	500	$497,709
PSP Capital, Inc.
Ω 5.630%, 05/09/24	500	499,335
Ω 5.443%, 06/13/24	1,325	1,316,427
Ω 5.453%, 07/19/24	350	345,867
Ω 5.456%, 07/19/24	1,350	1,334,060
Ω 5.462%, 07/23/24	250	246,904
Queensland Treasury Corp.
5.532%, 10/16/24	1,000	975,196
Sanofi SA
Ω 5.457%, 07/10/24	3,050	3,017,834
Ω 5.461%, 07/10/24	750	742,090
Siemens Capital Co. LLC
Ω 5.430%, 05/31/24	1,300	1,294,077
Ω 5.432%, 05/31/24	250	248,861
Ω 5.406%, 06/20/24	1,325	1,315,031
Ω 5.467%, 07/31/24	1,000	986,507
Svensk Exportkredit AB
5.423%, 05/02/24	1,625	1,624,522
Toronto-Dominion Bank
Ω 5.445%, 05/01/24	525	524,923
Ω 5.455%, 05/06/24	300	299,734
Ω 5.466%, 06/10/24	1,600	1,590,350
Ω 5.458%, 06/13/24	1,100	1,092,877
United Overseas Bank Ltd.
Ω 5.721%, 05/16/24	3,000	2,992,883
Ω 5.458%, 06/04/24	650	646,616

TOTAL COMMERCIAL PAPER (Cost $72,332,228)		72,319,717

TOTAL INVESTMENT SECURITIES (Cost $132,132,539)		132,184,901

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 5.250%	909,328	909,328

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	35,707	413,060

TOTAL INVESTMENTS — (100.0%) (Cost $133,454,913)		$133,507,289

200

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$24,179,621	—	$24,179,621
U.S. Treasury Obligations	—	35,685,563	—	35,685,563
Commercial Paper	—	72,319,717	—	72,319,717
Temporary Cash Investments	$909,328	—	—	909,328
Securities Lending Collateral	—	413,060	—	413,060

Total Investments in Securities	$909,328	$132,597,961	—	$133,507,289

See accompanying Notes to Financial Statements.

201

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount (000)	Value†
AGENCY OBLIGATIONS — (8.2%)
Federal Home Loan Bank Discount Notes
∞ 5.518%, 05/03/24	3,380	$3,378,514
∞ 5.400%, 07/24/24	4,000	3,950,842
∞ 5.407%, 08/21/24	3,500	3,442,433

TOTAL AGENCY OBLIGATIONS		10,771,789

U.S. TREASURY OBLIGATIONS — (91.5%)
U.S. Treasury Bills
∞ 1.766%, 05/02/24	2,950	2,949,566
∞ 5.390%, 05/07/24	13,285	13,273,307
∞ 5.369%, 05/09/24	821	819,537
∞ 5.390%, 05/21/24	4,050	4,038,143
∞ 5.404%, 05/23/24	2,060	2,053,353
∞ 5.379%, 05/28/24	2,650	2,639,526
∞ 5.390%, 06/11/24	13,000	12,922,049
∞ 5.394%, 06/18/24	7,250	7,199,153
∞ 5.391%, 07/18/24	3,150	3,114,169
∞ 5.405%, 07/25/24	11,850	11,703,179
∞ 5.373%, 08/01/24	6,300	6,215,354
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 5.491%, 10/31/25	13,200	13,215,278
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 5.566%, 01/31/26	12,450	12,477,348
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.446%, 07/31/25	13,860	13,866,058
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.490%, 04/30/25	13,845	13,859,602
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.521%, 01/31/25	40	40,046

TOTAL U.S. TREASURY OBLIGATIONS.		120,385,668

TOTAL INVESTMENT SECURITIES (Cost $131,108,107)		131,157,457

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.250%	363,968	363,968

TOTAL INVESTMENTS — (100.0%) (Cost $131,472,075)		$131,521,425

202

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$10,771,789	—	$10,771,789
U.S. Treasury Obligations	—	120,385,668	—	120,385,668
Temporary Cash Investments	$363,968	—	—	363,968

Total Investments in Securities	$363,968	$131,157,457	—	$131,521,425

See accompanying Notes to Financial Statements.

203

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $405 and $0 of securities on loan, respectively)	$132,185	$131,157
Temporary Cash Investments at Value & Cost	909	364
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $413 and $0, respectively)	413	—
Receivables:
Dividends and Interest	233	9
Fund Shares Sold	70	76
Prepaid Expenses and Other Assets	18	18

Total Assets	133,828	131,624

LIABILITIES:
Payables:
Upon Return of Securities Loaned	413	—
Fund Shares Redeemed	113	—
Due to Advisor	14	11
Accrued Expenses and Other Liabilities	12	15

Total Liabilities	552	26

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$133,276	$131,598

Institutional Class Shares — based on net assets of $133,276 and $131,598, respectively and shares outstanding of 13,783,554 and 13,776,850, respectively, $0.01 Par Value (1)	$9.67	$9.55

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$132,133	$131,108

NET ASSETS CONSIST OF:
Paid-In Capital	$136,891	$137,346
Total Distributable Earnings (Loss)	(3,615)	(5,748)

NET ASSETS	$133,276	$131,598

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

204

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$3,259	$3,694
Income from Securities Lending, Net	3	—

Total Investment Income	3,262	3,694

Fund Expenses
Investment Management Fees	92	69
Accounting & Transfer Agent Fees	19	18
Custodian Fees	2	1
Filing Fees	11	13
Shareholders’ Reports	12	12
Professional Fees	1	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—
Other	3	2

Total Fund Expenses	140	117

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	1

Net Expenses	138	116

Net Investment Income (Loss)	3,124	3,578

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	17	65
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	455	(2)

Net Realized and Unrealized Gain (Loss)	472	63

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,596	$3,641

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
***	Including foreign capital gain taxes of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

205

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,124	$4,228	$3,578	$3,967
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	17	(1,901)	65	(1,728)
Affiliated Investment Companies Shares Sold	—	1	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	455	3,684	(2)	5,017

Net Increase (Decrease) in Net Assets Resulting from Operations	3,596	6,012	3,641	7,256

Distributions:
Institutional Class Shares	(2,660)	(3,657)	(3,285)	(3,419)
Capital Share Transactions (1):
Shares Issued	26,514	84,451	12,480	47,315
Shares Issued in Lieu of Cash Distributions	2,658	3,657	3,281	3,416
Shares Redeemed	(27,304)	(89,760)	(29,643)	(81,408)

Net Increase (Decrease) from Capital Share Transactions	1,868	(1,652)	(13,882)	(30,677)

Total Increase (Decrease) in Net Assets	2,804	703	(13,526)	(26,840)
Net Assets
Beginning of Period	130,472	129,769	145,124	171,964

End of Period	$133,276	$130,472	$131,598	$145,124

(1) Shares Issued and Redeemed:
Shares Issued	2,754	8,881	1,310	5,044
Shares Issued in Lieu of Cash Distributions	277	384	346	363
Shares Redeemed	(2,843)	(9,414)	(3,111)	(8,679)

Net Increase (Decrease) from Shares Issued and Redeemed	188	(149)	(1,455)	(3,272)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

206

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.60		$9.44	$9.94	$9.96	$9.97	$9.91	$9.53		$9.29	$9.75	$9.78	$9.77		$9.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.31	0.11	(—)	0.10	0.23	0.25		0.24	0.08	(0.01)	0.04		0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03		0.13	(0.53)	(0.02)	—	0.07	—		0.21	(0.48)	(0.02)	0.03		0.05

Total from Investment Operations	0.26		0.44	(0.42)	(0.02)	0.10	0.30	0.25		0.45	(0.40)	(0.03)	0.07		0.25

Less Distributions:
Net Investment Income	(0.19)		(0.28)	(0.08)	(—)	(0.11)	(0.24)	(0.23)		(0.21)	(0.06)	—	(0.06)		(0.20)

Total Distributions	(0.19)		(0.28)	(0.08)	—	(0.11)	(0.24)	(0.23)		(0.21)	(0.06)	—	(0.06)		(0.20)

Net Asset Value, End of Period.	$9.67		$9.60	$9.44	$9.94	$9.96	$9.97	$9.55		$9.53 $	9.29	$9.75	$9.78		$9.77

Total Return	2.75	%(B)	4.74%	(4.25%)	(0.18%)	1.00%	3.07%	2.63	%(B)	4.92%	(4.06%)	(0.31%)	0.77%		2.63%

Net Assets, End of Period (thousands)	$133,276		$130,472	$129,769	$96,149	$100,447	$105,173	$131,598		$145,124	$171,964	$165,276	$157,724		$121,148
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.21%	0.21%	0.22%	0.25%	0.17	%(C)	0.17%	0.17%	0.20%	0.21%		0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.22%	0.21%	0.24%	0.25%	0.25%	0.17	%(C)	0.17%	0.17%	0.21%	0.22	%0.26%
Ratio of Net Investment Income to Average Net Assets	4.77	%(C)	3.22%	1.17%	—	0.98%	2.34%	5.22	%(C)	2.59%	0.88%	(0.08%)	0.45%		2.06%
Portfolio Turnover Rate	40	%(B)	53%	108%	186%	65%	50%	21	%(B)	75%	121%	108%	103%		57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

207

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

208

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.10%

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Two-Year Fixed Income Portfolio (1)	0.21%	—	$2
DFA Two-Year Government Portfolio (1)	0.17%	—	1

209

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Two-Year Government Portfolio was 0.20%.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
DFA Two-Year Fixed Income Portfolio	$13	$6	$8	$2	$29
DFA Two-Year Government Portfolio	—	—	6	1	7

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $11 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$2
DFA Two-Year Government Portfolio	3

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$23,061	$11,414	$7,586	$46,467
DFA Two-Year Government Portfolio	12,463	34,545	—	—

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

210

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$311	$12,299	$12,197	—	—	$413	36	$26	—

Total	$311	$12,299	$12,197	—	—	$413	36	$26	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2022	$1,088	—	—	$1,088
2023	3,657	—	—	3,657
DFA Two-Year Government Portfolio
2022	1,120	—	—	1,120
2023	3,419	—	—	3,419

211

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(423)	—	$(423)
DFA Two-Year Government Portfolio	(236)	—	(236)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$326	—	$(4,427)	$(446)	$(4,547)
DFA Two-Year Government Portfolio	509	—	(6,662)	51	(6,102)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$4,427	$4,427
DFA Two-Year Government Portfolio	6,662	6,662

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$133,498	$82	$(29)	$53
DFA Two-Year Government Portfolio	131,472	51	(2)	49

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

212

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

H. Securities Lending:

As of April 30, 2024, the DFA Two-Year Fixed Income Portfolio had securities on loan to brokers/dealers, for which it received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

213

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

K. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	3	94%
DFA Two-Year Government Portfolio	3	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

214

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

215

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

216

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

217

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

218

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

219

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

220

DFA043024-002S 00299852

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA Short-Term Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
ETM’	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
USD	United States Dollar

Investment Footnotes

^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Commencement of operations.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Ʊ	Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2024
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,027.70	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,025.50	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/23	04/30/24	Ratio (1)	Period (1)
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,033.50	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,017.80	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,043.80	0.19%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,041.50	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
DFA Short-Term Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,018.50	0.25%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.25%	$1.26
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,017.90	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,042.30	0.21%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,018.50	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.67	0.24%	$1.21
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,017.90	0.26%	$1.30
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,032.80	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

DFA Municipal Real Return Portfolio
Airport	0.5%
Development	0.1%
Education	1.3%
General Obligation	58.3%
Higher Education	3.2%
Medical	1.5%
Power	0.9%
School District	20.3%
Transportation	2.8%
Utilities	1.5%
Water	8.0%
Investment Companies	1.6%

100.0%

DFA California Municipal Real Return
Portfolio
Airport	1.1%
Education	1.0%
General Obligation	48.9%
Higher Education	7.1%
Medical	2.4%
Power	3.6%
School District	23.5%
Tobacco Settlement	1.8%
Transportation	1.9%
Utilities	0.2%
Water	8.5%

100.0%

DFA Municipal Bond Portfolio
Education	0.3%
General Obligation	63.2%
Higher Education	1.0%
Nursing Homes	0.3%
Power	1.4%
School District	22.8%
Transportation	0.5%
Utilities	2.8%
Water	7.4%
Investment Companies	0.3%

100.0%

DFA Short-Term Municipal Bond Portfolio
Airport	1.0%
Bond Bank	0.3%
Education	3.3%
Facilities	0.2%
General Obligation	55.6%
Higher Education	2.9%
Housing	0.1%
Medical	3.4%
Power	2.1%
School District	18.2%
Transportation	6.8%
Utilities	0.5%
Water	4.3%
Investment Companies	1.3%

100.0%

DFA Intermediate-Term Municipal Bond
Portfolio
Airport	1.3%
Development	0.3%
Education	1.3%
General Obligation	56.3%
Higher Education	4.0%
Medical	4.3%
Nursing Homes	0.9%
Power	4.2%
School District	13.8%
Transportation	4.4%
Utilities	1.8%
Water	7.3%
Investment Companies	0.1%

100.0%

DFA Selective State Municipal Bond
Portfolio
Airport	2.9%
Bond Bank	0.1%
Development	0.4%
Education	2.8%
Facilities	0.1%
General Obligation	35.9%
Higher Education	3.9%
Housing	0.1%
Medical	11.9%
Power	4.4%
School District	18.3%
Transportation	4.7%
Utilities	6.7%
Water	7.0%
Investment Companies	0.8%

100.0%

DFA Short-Term Selective State Municipal
Bond Portfolio
Airport	1.7%
Bond Bank	0.4%
Education	5.8%
General Obligation	41.8%
Higher Education	5.1%
Medical	8.6%
Power	2.2%
School District	18.2%
Transportation	2.9%
Utilities	1.3%
Water	7.4%
Investment Companies	4.6%

100.0%

DFA California Short-Term Municipal
Bond Portfolio
Airport	1.1%
Education	2.2%
General Obligation	47.6%
Higher Education	7.7%
Medical	6.1%
Multifamily Housing	0.1%
Pollution	0.2%
Power	2.5%
School District	19.0%
Tobacco Settlement	2.3%
Transportation	2.4%
Utilities	0.6%
Water	6.2%
Investment Companies	2.0%

100.0%

DFA California Intermediate-Term
Municipal Bond Portfolio
Airport	0.8%
Education	0.6%
General Obligation	42.4%
Higher Education	8.1%
Medical	6.1%
Power	5.7%
School District	25.6%
Transportation	0.6%
Utilities	0.2%
Water	9.7%
Investment Companies	0.2%

100.0%

6

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA NY Municipal Bond Portfolio
Airport	0.3%
Development	4.6%
Education	0.6%
General Obligation	65.5%
Higher Education	2.3%
Housing	0.9%
Medical	0.8%
School District	19.0%
Transportation	3.5%
Utilities	0.4%
Investment Companies	2.1%

100.0%

DFA MN Municipal Bond Portfolio
General Obligation	56.5%
Higher Education	6.3%
Medical	1.6%
Nursing Homes	0.9%
Power	2.7%
School District	27.6%
Utilities	3.0%
Water	1.4%

100.0%

DFA Oregon Municipal Bond Portfolio
Airport	0.9%
General Obligation	55.7%
Medical	2.7%
School District	24.7%
Transportation	3.8%
Utilities	0.5%
Water	11.7%

100.0%

7

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (96.5%)
ALABAMA — (1.4%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	3,605	$3,617,251
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,070	1,111,756
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,540	2,639,121
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,740	4,924,975
State of Alabama (GO) Series B
5.000%, 11/01/24	2,665	2,682,134
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,141,885
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,705	5,759,825

TOTAL ALABAMA		21,876,947

ARIZONA — (1.1%)
City of Chandler (GO)
5.000%, 07/01/24	3,090	3,095,279
City of Mesa (GO)
5.000%, 07/01/24	4,580	4,588,585
City of Phoenix (GO)
5.000%, 07/01/27	1,500	1,585,013
City of Tempe (GO)
5.000%, 07/01/26	1,710	1,773,186
5.000%, 07/01/27	955	1,009,125

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Coconino County Unified
School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	$1,026,769
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,347,754
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/24	765	766,294
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,190	1,211,210
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,588,591

TOTAL ARIZONA		17,991,806

ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,410	1,417,643

CALIFORNIA — (5.0%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,269,574
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,394,513
City of Los Angeles (RN)
5.000%, 06/27/24	10,000	10,015,407
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,845	7,991,279

8

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Clovis Unified School
District (GO) Series C
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	7,000	$7,003,392
County of Los Angeles (RN)
5.000%, 06/28/24	4,000	4,006,060
County of Riverside (RN)
5.000%, 06/28/24	4,200	4,206,362
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	15	15,276
5.000%, 07/01/26	1,065	1,103,923
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,110	1,150,568
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	802,750
San Diego Unified School District (GO) Series F2
5.000%, 07/01/24	2,020	2,023,753
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,850,385
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	548,708
State of California (GO)
5.000%, 08/01/24	1,250	1,253,999
5.000%, 10/01/25	1,900	1,910,518
5.000%, 08/01/26	9,000	9,334,002
5.000%, 12/01/26	5,535	5,777,699
3.500%, 08/01/27	1,500	1,512,221
5.000%, 10/01/29	1,020	1,053,503
5.000%, 10/01/33	3,000	3,005,530
4.000%, 08/01/37	3,000	3,006,452
State of California (GO) Series B
5.000%, 09/01/25	3,175	3,242,564

TOTAL CALIFORNIA		78,478,438

COLORADO — (1.2%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,459,397

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
5.000%, 12/15/27	3,450	$3,679,203
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	3,045	3,172,410
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	1,815	1,839,908
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,090	3,224,205
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	1,455	1,465,603
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	385	402,239
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	620	635,667
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.250%, 12/15/24	1,035	1,044,271
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	455	466,365

TOTAL COLORADO		19,389,268

CONNECTICUT — (1.3%)
City of New London (GO)
4.500%, 03/13/25	8,600	8,651,139
City of Torrington (GO)
4.000%, 03/13/25	4,420	4,433,794

9

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Town of Greenwich (GO)
4.000%, 02/06/25	2,640	$2,649,759
Town of Madison (GO)
4.000%, 12/19/24	5,030	5,042,222

TOTAL CONNECTICUT		20,776,914

DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,180	1,199,836
District of Columbia (GO) Series E
5.000%, 06/01/26	2,180	2,255,572

TOTAL DISTRICT OF COLUMBIA		3,455,408

FLORIDA — (3.4%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	375	381,584
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	1,960	2,029,421
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,025	5,192,343
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,420	1,446,969
Hillsborough County Aviation Authority (RB) Series B
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/24)	4,825	4,847,803
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	2,400	2,411,342
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/24	3,645	3,664,108
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,420	1,428,406

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (RN)
5.000%, 06/28/24	8,610	$8,621,106
State of Florida (GO) Series A
5.000%, 06/01/24	2,995	2,997,764
5.000%, 07/01/24	770	771,414
5.000%, 06/01/25	4,770	4,852,728
5.000%, 07/01/27	1,165	1,207,266
State of Florida (GO) Series B
5.000%, 06/01/24	1,350	1,351,246
5.000%, 07/01/24	5,160	5,169,473
5.000%, 06/01/25	3,110	3,163,938
State of Florida (GO) Series E
5.000%, 06/01/25	3,035	3,087,637

TOTAL FLORIDA		52,624,548

GEORGIA — (3.5%)
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	865	871,933
City of Atlanta (GO) Series A-2
5.000%, 12/01/24	1,690	1,703,546
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,120	3,305,777
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	26,460,575
Richmond County Board of Education (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,060	1,081,615
State of Georgia (GO) Series A
5.000%, 07/01/26	1,240	1,285,790
5.000%, 07/01/27	8,065	8,534,298
State of Georgia (GO) Series A-1
5.000%, 02/01/25	2,620	2,648,684
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	4,210,308
State of Georgia (GO) Series C-1
5.000%, 07/01/24	3,355	3,361,215

10

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
State of Georgia (GO) Series F
5.000%, 01/01/27	1,195	$1,251,558

TOTAL GEORGIA		54,715,299

HAWAII — (0.6%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,135	3,210,480
City & County of Honolulu (GO) Series B
5.000%, 10/01/25	475	485,697
5.000%, 10/01/26	640	652,927
5.000%, 03/01/27	2,560	2,684,833
County of Maui (GO)
5.000%, 03/01/25	765	774,037
State of Hawaii (GO) Series FH
5.000%, 10/01/26	1,845	1,918,187

TOTAL HAWAII		9,726,161

ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,045	1,065,926

IOWA — (0.6%)
City of Des Moines (GO) Series A
5.000%, 06/01/24	2,000	2,001,650
City of Des Moines (GO) Series D
5.000%, 06/01/25	1,400	1,422,506
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,301,921
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,095,929
City of Urbandale (GO) Series B
5.000%, 06/01/24	1,000	1,000,784
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	2,993,109

TOTAL IOWA		9,815,899

KANSAS — (0.3%)
City of Merriam (GO)
5.000%, 10/01/25	200	204,220

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	$1,559,969
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,143,410

TOTAL KANSAS		3,907,599

KENTUCKY — (1.3%)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/24	1,780	1,780,693
5.000%, 05/15/25	1,640	1,666,023
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,251,839
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	3,800	3,895,971
5.000%, 04/01/28	7,885	8,463,500

TOTAL KENTUCKY		20,058,026

LOUISIANA — (2.0%)
City of Shreveport (GO)
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	1,750	1,756,236
East Baton Rouge Sewerage Commission (RB) Series B
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/25)	2,415	2,440,627
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	1,000	1,004,315

11

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	1,590	$1,596,861
¤ 5.000%, 10/01/37 (Pre-refunded @ $100, 10/1/24)	2,015	2,023,695
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,110	1,114,790
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	1,252,415
State of Louisiana (GO)
4.000%, 05/01/31	1,385	1,389,368
4.000%, 05/01/34	3,000	3,008,305
State of Louisiana (GO) Series B
5.000%, 10/01/24	7,100	7,138,097
State of Louisiana (GO) Series B
5.000%, 08/01/25	5,000	5,096,283
State of Louisiana (GO) Series D-1
5.000%, 12/01/26	4,265	4,296,879

TOTAL LOUISIANA		32,117,871

MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,054,977
State of Maine (GO) Series D
5.000%, 06/01/28	1,710	1,840,784

TOTAL MAINE		2,895,761

MARYLAND — (6.9%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	833,579
County of Anne Arundel (GO)
5.000%, 04/01/26	4,475	4,617,992
County of Anne Arundel (GO) Series 2024
5.000%, 04/01/26	2,210	2,280,617
County of Baltimore (GO)
3.000%, 11/01/24	5,015	4,980,476
5.000%, 08/01/26	3,850	3,925,286
County of Charles (GO)
5.000%, 10/01/24	2,025	2,035,449
5.000%, 10/01/25	390	398,494

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	$2,556,885
County of Howard (GO) Series D
5.000%, 02/15/25	8,390	8,486,492
County of Montgomery (GO) Series A
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	2,010	2,023,857
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,515	5,747,219
5.000%, 10/01/27	6,655	7,078,878
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,025,549
State of Maryland (GO) Series A
5.000%, 03/15/26	1,010	1,041,385
4.000%, 08/01/26	5,400	5,384,655
5.000%, 03/15/28	8,030	8,617,180
State of Maryland (GO) Series B
5.000%, 08/01/24	2,690	2,697,800
5.000%, 08/01/26	6,645	6,901,852
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,350	4,354,264
3.000%, 06/01/26	2,160	2,131,472
¤ 4.000%, 06/01/38 (Pre-refunded @ $100, 6/1/24)	5,000	4,999,619
¤ 4.000%, 06/01/41 (Pre-refunded @ $100, 6/1/24)	7,320	7,319,741
¤ 4.000%, 06/01/42 (Pre-refunded @ $100, 6/1/24)	9,565	9,564,661
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2ND
¤ 4.000%, 06/01/39 (Pre-refunded @ $100, 6/1/24)	8,715	8,714,336

TOTAL MARYLAND		107,717,738

12

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (3.2%)
City of Quincy (GO)
4.500%, 07/05/24	10,175	$10,177,272
5.000%, 07/05/24	12,075	12,094,434
Commonwealth of Massachusetts (GO) Series A
5.000%, 09/01/24	3,965	3,981,297
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,630	1,634,807
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	685	709,843
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,064,418
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,314,628
Massachusetts Water Resources Authority (RB) Series F
¤ 4.000%, 08/01/38 (Pre-refunded @ $100, 8/1/24)	2,300	2,301,285
¤ 4.000%, 08/01/40 (Pre-refunded @ $100, 8/1/24)	1,860	1,861,039
Town of Belmont (GO)
4.500%, 11/14/24	6,665	6,686,533
Town of Hingham (GO)
4.000%, 02/14/25	5,000	5,011,786
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,027,588

TOTAL MASSACHUSETTS		49,864,930

MICHIGAN — (0.9%)
L’Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,025	1,040,030

	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	5,170	$5,181,835
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,945	2,951,742
¤ 5.000%, 11/15/31 (Pre-refunded @ $100, 5/15/25)	1,200	1,215,808
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	2,500	2,505,723
State of Michigan (GO) Series A
5.000%, 05/01/25	1,755	1,781,348

TOTAL MICHIGAN		14,676,486

MINNESOTA — (2.6%)
City of Minneapolis (GO)
5.500%, 12/01/24	325	328,513
County of Hennepin (GO) Series C
5.000%, 12/15/24	3,995	4,029,335
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,415	4,633,303
Metropolitan Council (GO) Series B
5.000%, 03/01/27	4,360	4,582,389
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,775,523
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,150	12,394,023
5.000%, 09/01/25	2,100	2,145,384
5.000%, 08/01/28	6,000	6,491,971
5.000%, 08/01/32	1,175	1,177,753
State of Minnesota (GO) Series B
5.000%, 08/01/24	1,030	1,033,217
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	828,933

TOTAL MINNESOTA		40,420,344

13

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/28	1,155	$1,224,698
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,135	5,172,651
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,665	4,862,996

TOTAL MISSISSIPPI		11,260,345

MISSOURI — (0.2%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,000	1,022,790
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	163,816
North Kansas City School District No. 74 (GO) (ST AID DIR DEP) Series B
4.000%, 03/01/26	1,965	1,984,731

TOTAL MISSOURI		3,171,337

NEBRASKA — (1.3%)
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,147,169
5.000%, 06/01/27	2,535	2,653,811
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,015	3,071,421
Elkhorn School District (GO)
¤ 4.000%, 12/15/32 (Pre-refunded @ $100, 12/15/24)	1,280	1,282,656
Kearney School District (GO)
¤ 4.750%, 12/15/36 (Pre-refunded @ $100, 12/15/24)	7,820	7,866,996
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,135	1,143,518

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Omaha Public Power District (RB) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 8/1/24)	1,340	$1,340,616
Omaha School District (GO)
5.000%, 12/15/25	1,365	1,400,018

TOTAL NEBRASKA		19,906,205

NEVADA — (2.3%)
County of Clark (GO) Series B
5.000%, 11/01/24	6,065	6,101,110
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/24	1,170	1,170,728
5.000%, 06/01/27	11,490	12,111,014
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,075	2,076,290
State of Nevada (GO) Series A
5.000%, 05/01/24	2,000	2,000,000
State of Nevada (GO) Series D
5.000%, 04/01/25	11,755	11,906,203

TOTAL NEVADA		35,365,345

NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,000,626
5.000%, 08/01/28	1,655	1,787,160

TOTAL NEW HAMPSHIRE		3,787,786

NEW JERSEY — (2.9%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	980,428
County of Hudson (GO)
4.000%, 02/28/25	15,000	15,022,320
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,498,187
4.000%, 02/01/28	3,290	3,392,742
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,075	6,428,924

14

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,040	$5,048,872
Township of Toms River (GO) 5.000%, 07/26/24	5,470	5,481,746
4.000%, 06/01/27	865	885,295
4.000%, 06/01/28	1,255	1,296,365
Township of West Orange (GO) Series A
5.000%, 11/07/24	4,000	4,025,051

TOTAL NEW JERSEY		46,059,930

NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/25	4,965	5,053,946
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,768,445

TOTAL NEW MEXICO		10,822,391

NEW YORK — (5.3%)
City of New York (GO) Series A
5.000%, 08/01/25	1,165	1,168,814
City of New York (GO) Series B-1
5.000%, 10/01/35	2,525	2,656,408
5.000%, 12/01/38	1,610	1,653,387
City of New York (GO) Series C
5.000%, 08/01/26	4,315	4,464,608
5.000%, 08/01/31	4,620	4,661,203
City of New York (GO) Series E
5.000%, 08/01/26	3,890	4,024,873
City of New York (GO) Series F-1
5.000%, 06/01/34	2,425	2,455,507
City of New York (GO) Series J
5.000%, 08/01/25	1,890	1,896,187
City of Rochester (GO) Series II
4.500%, 08/01/24	4,070	4,073,445
4.500%, 02/27/25	5,000	5,035,613

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Dutchess County Local Development Corp. (RB) Series A
¤ 5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	$1,001,363
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,507,200
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/38	2,330	2,332,837
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	565	571,298
5.000%, 03/15/26	1,010	1,041,385
5.000%, 02/15/30	2,000	2,002,435
5.000%, 02/15/33	1,330	1,362,739
5.000%, 02/15/37	2,830	2,931,825
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/29	1,100	1,109,721
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/34	1,165	1,174,575
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,000	9,490,825
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,381,753
New York State Urban Development Corp. (RB)
5.000%, 03/15/26	6,985	7,203,215
Smithtown Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/24	11,025	11,030,899
Town of East Hampton (GO) Series A
5.000%, 08/16/24	1,500	1,504,605

TOTAL NEW YORK		83,736,720

NORTH CAROLINA — (1.7%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	1,900	2,010,625

15

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

NORTH CAROLINA — (Continued)
City of Charlotte Water & Sewer System Revenue (RB) Series A
5.000%, 07/01/24	6,045	$6,055,897
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/24	470	471,963
County of Durham (GO)
5.000%, 06/01/24	590	590,520
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,571,713
County of New Hanover (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,500	3,687,020
County of Wake (GO)
5.000%, 09/01/24	4,185	4,202,063
County of Wake (GO) Series C
5.000%, 03/01/25	7,730	7,824,284

TOTAL NORTH CAROLINA		27,414,085

OHIO — (2.0%)
City of Cincinnati (GO) Series A
5.000%, 12/01/24	1,600	1,612,733
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,240	4,340,804
City of Columbus (GO) Series A
5.000%, 08/15/24	1,015	1,018,477
4.000%, 08/15/25	3,745	3,773,328
5.000%, 04/01/27	2,010	2,113,331
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,000	1,007,352
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 12/1/24)	1,590	1,601,690
State of Ohio (GO) Series R
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/24)	1,010	1,010,000

	Face Amount^	Value†
	(000)

OHIO — (Continued)
State of Ohio (GO) Series A
5.000%, 09/15/25	2,380	$2,432,212
5.000%, 09/01/28	2,500	2,700,745
5.000%, 02/01/33	1,790	1,834,674
State of Ohio (GO) Series B
5.000%, 09/01/27	1,010	1,070,760
5.000%, 09/15/27	3,715	3,941,633
State of Ohio (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	535	543,056
State of Ohio (GO) Series X
5.000%, 05/01/29	650	711,084
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,555	1,619,965

TOTAL OHIO		31,331,844

OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	798,481
4.000%, 06/01/28	1,790	1,842,766
City of Tulsa (GO)
5.000%, 03/01/25	1,475	1,491,552

TOTAL OKLAHOMA		4,132,799

OREGON — (2.9%)
City of Portland (GO) Series A
5.000%, 06/01/24	1,830	1,831,588
5.000%, 06/15/25	170	172,940
5.000%, 06/01/26	1,465	1,515,221
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	1,780	1,871,507
City of Salem (GO)
5.000%, 06/01/24	615	615,504
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	5,055	5,131,001

16

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

OREGON — (Continued)
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	$1,153,724
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,254,456
Portland Community College District (GO)
5.000%, 06/15/27	1,375	1,422,213
State of Oregon (GO) Series A
5.000%, 05/01/27	670	705,045
State of Oregon (GO) Series C
5.000%, 05/01/26	870	897,560
¤ 5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	1,740	1,745,108
State of Oregon (GO) Series F
5.000%, 05/01/29	1,000	1,031,135
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	5,055	5,090,160
5.000%, 11/15/26	1,750	1,826,006
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	4,610	4,640,520
¤ 4.000%, 11/15/32 (Pre-refunded @ $100, 11/15/24)	7,500	7,513,790
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	2,085	2,087,474
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	2,305	2,307,735

TOTAL OREGON		45,812,687

	Face Amount^	Value†
	(000)

PENNSYLVANIA — (1.3%)
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	5,660	$5,669,025
County of Chester (GO) Series A
4.000%, 07/15/28	5,305	5,402,472
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,397,746
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/46 (Pre-refunded @ $100, 1/15/25)	1,520	1,534,889
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	2,010	2,022,243

TOTAL PENNSYLVANIA		21,026,375

RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,100	1,155,262

SOUTH CAROLINA — (1.5%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	3,350	3,395,810
5.000%, 04/01/26	3,520	3,632,476
5.000%, 04/01/27	2,800	2,942,348
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	7,650	7,743,308
Clemson University (RB) Series B
5.000%, 05/01/25	800	810,946
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	1,927,003

17

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SOUTH CAROLINA — (Continued)
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	$2,001,714
State of South Carolina (GO) Series D
5.000%, 04/01/25	1,050	1,064,358

TOTAL SOUTH CAROLINA		23,517,963

TENNESSEE — (2.9%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	933,790
City of Memphis (GO)
5.000%, 05/01/24	2,775	2,775,000
City of Murfreesboro (GO)
5.000%, 06/01/28	1,000	1,075,727
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,795	1,892,557
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,431,707
County of Knox (GO)
5.000%, 06/01/24	1,045	1,045,845
County of Knox (GO) Series C
5.000%, 06/01/26	125	129,285
County of Rutherford (GO)
5.000%, 04/01/26	3,570	3,683,477
County of Shelby (GO) Series A
5.000%, 04/01/25	5,090	5,160,573
County of Washington (GO) Series A
4.000%, 06/01/26	1,705	1,726,349
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,175	5,314,492
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 01/01/26	4,000	4,043,622
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	4,065	4,135,647

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	2,945	$2,979,539
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,560,215
5.000%, 09/01/27	1,900	2,018,017
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,260	1,267,757
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,180	1,187,265

TOTAL TENNESSEE		45,360,864

TEXAS — (18.9%)
Alamo Community College District (GO)
5.000%, 08/15/24	6,115	6,134,773
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	625	631,475
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	1,370	1,373,813
5.000%, 08/01/25	525	534,855
5.000%, 08/01/26	2,250	2,332,461
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,458,331
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	2,290	2,334,156
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	12,855	13,113,290
City of Anna (GO)
4.000%, 02/15/28	1,350	1,378,701
City of Arlington (GO)
5.000%, 08/15/24	5,720	5,738,989
5.000%, 08/15/25	1,115	1,136,820
City of Arlington (GO) Series A
5.000%, 08/15/24	1,225	1,229,067

18

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Austin (GO)
5.000%, 05/01/24	1,600	$1,600,000
5.000%, 09/01/24	4,000	4,015,558
5.000%, 09/01/25	4,500	4,592,132
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,200	1,227,216
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	1,063,232
City of Bedford (GO)
5.000%, 02/01/25	2,920	2,944,926
City of Carrollton (GO)
5.000%, 08/15/25	1,300	1,324,453
5.000%, 08/15/26	1,420	1,474,684
City of Cedar Park (GO)
5.000%, 02/15/26	680	698,637
City of College Station (GO)
5.000%, 02/15/28	500	532,827
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,960	2,015,633
City of Denton (GO)
5.000%, 02/15/28	2,040	2,165,692
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	400	411,210
5.000%, 03/01/27	225	235,965
City of Fort Worth (GO)
5.000%, 03/01/27	5,170	5,417,657
5.000%, 03/01/28	5,000	5,334,722
City of Frisco (GO) Series A
5.000%, 02/15/25	2,095	2,118,658
City of Georgetown (GO)
5.000%, 08/15/25	2,050	2,088,421
City of Houston (GO) Series A
5.000%, 03/01/25	6,200	6,272,224
5.000%, 03/01/26	7,020	7,027,323
5.000%, 03/01/27	5,010	5,245,840
City of Irving (GO)
5.000%, 09/15/27	2,020	2,139,907
City of Leander (GO) Series A
5.000%, 08/15/24	1,150	1,153,686
5.000%, 08/15/25	1,250	1,273,829
City of Lewisville (GO)
5.000%, 02/15/27	620	648,803
5.000%, 02/15/28	745	793,638

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	$1,086,860
City of McKinney (GO)
5.000%, 08/15/24	5,145	5,160,603
City of Midland (GO)
5.000%, 03/01/28	705	751,933
City of Pflugerville (GO)
5.000%, 08/01/26	1,160	1,202,995
City of Richardson (GO)
5.000%, 02/15/25	3,500	3,535,485
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,126,062
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	3,065	3,146,254
4.000%, 02/01/27	1,500	1,526,571
4.000%, 02/01/36	2,775	2,783,297
City of Temple (GO) Series A
5.000%, 08/01/28	185	197,185
City of Temple (GO) Series B
5.000%, 08/01/27	160	167,877
5.000%, 08/01/28	165	175,868
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	1,000	1,033,770
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,072,121
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,210	1,223,194
5.000%, 02/15/32	1,025	1,046,484
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,956,346
5.000%, 02/15/29	880	956,840
County of Bexar (GO)
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,140	2,142,279
County of Collin (GO)
5.000%, 02/15/25	1,635	1,653,082
County of Harris (GO)
5.000%, 10/01/25	795	811,467

19

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
County of Harris (GO) Series A
5.000%, 10/01/25	1,405	$1,434,103
County of Tarrant (GO)
5.000%, 07/15/28	500	537,225
5.000%, 07/15/29	350	382,871
County of Travis (GO) Series A
5.000%, 03/01/26	1,440	1,482,942
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,016,947
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	5,315	5,374,606
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,855	2,927,699
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	265	268,095
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,420	1,421,776
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	380	381,207
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,105	1,127,324
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,405,258
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,044,640
5.000%, 08/15/25	1,295	1,319,523

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,165	$2,172,125
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,015	1,073,512
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,265	1,278,892
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,240	1,253,521
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,080	3,090,578
5.000%, 02/15/27	785	822,346
4.000%, 02/15/28	2,000	2,056,215
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,496,098
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,145,577
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	345	354,028
5.000%, 02/01/27	180	188,122
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	600	606,496
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,010	2,031,172
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,137,010
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,053,073

20

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	510	$520,564
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	900	925,613
5.000%, 02/15/27	1,020	1,069,637
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,660	1,678,229
5.000%, 02/15/26	1,480	1,522,118
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	160,500
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,105	2,110,313
¤ 5.000%, 08/15/42 (Pre-refunded @ $100, 8/15/24)	3,345	3,353,443
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	407,222
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/34	2,490	2,490,312
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	1,977,834
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	2,888,810
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	7,709,665
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,525	4,655,362

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Montgomery Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/38 (Pre-refunded @ $100, 2/15/25)	3,230	$3,263,790
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	705	707,015
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,620	2,843,840
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 7/1/24)	5,015	5,014,939
Permanent University Fund-University of Texas System (RB) Series A
5.000%, 07/01/25	310	315,565
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,544,003
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	625,208
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	155	162,374
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,950	4,097,372
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	2,108,681
Socorro Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,840	1,845,435
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	533,888

21

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
State of Texas (GO)
5.000%, 10/01/25	1,685	$1,686,935
State of Texas (GO) Series A
5.000%, 10/01/25	1,175	1,200,755
5.000%, 10/01/26	12,980	13,111,132
5.000%, 04/01/27	1,480	1,525,442
¤ 5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/24)	1,715	1,722,400
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	6,910	6,944,077
State of Texas (GO) Series C
5.000%, 08/01/27	420	442,941
Tarrant County College District (GO)
5.000%, 08/15/24	1,835	1,840,407
5.000%, 08/15/28	1,025	1,102,966
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	533,158
Texas Transportation Commission (GO)
5.000%, 04/01/25	1,580	1,601,748
Texas Transportation Commission State Highway Fund (RB)
5.000%, 04/01/25	4,850	4,909,327
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	415	438,179
5.000%, 08/01/28	575	619,013
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	731,941
United Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	1,000	1,002,811
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	263,213

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,200	$2,200,012
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	800	830,111
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/25)	2,355	2,397,621
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	10,000	10,180,980

TOTAL TEXAS		296,670,059

UTAH — (1.0%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,200,840
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,526,301
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	725	741,328
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	1,833,840
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,241,454
State of Utah (GO)
5.000%, 07/01/25	665	677,286
5.000%, 07/01/26	2,160	2,239,713
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,237,722
5.000%, 06/01/28	1,890	2,026,957

TOTAL UTAH		15,725,441

VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,347,657

22

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (2.7%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	$1,985,031
City of Norfolk (GO) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,220	1,224,750
¤ 5.000%, 09/01/31 (Pre-refunded @ $100, 9/1/24)	1,100	1,104,283
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	215,708
5.000%, 04/01/28	730	784,632
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	1,410	1,413,304
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,340	2,345,484
5.000%, 09/15/24	3,245	3,260,161
County of Arlington (GO)
5.000%, 08/15/27	7,820	8,293,135
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	10,000	10,051,599
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,600	5,840,823
Hampton Roads Sanitation District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,400	1,402,465
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	3,886,632

TOTAL VIRGINIA		41,808,007

	Face Amount^	Value†
	(000)
WASHINGTON — (8.8%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	5,000	$5,120,478
City of Seattle (GO)
4.000%, 12/01/34	1,165	1,169,618
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,639,984
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	1,605	1,605,000
City of Spokane (GO)
5.000%, 12/01/25	1,240	1,270,202
City of Tacoma Regional Water Supply System Revenue (RB)
5.000%, 12/01/24	3,380	3,405,019
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,525	2,543,691
County of King (GO) Series A
4.000%, 01/01/25	285	285,792
5.000%, 12/01/25	1,830	1,875,425
5.000%, 12/01/26	5,945	6,208,528
County of King (GO) Series B
5.000%, 12/01/24	1,455	1,466,689
5.000%, 12/01/25	1,455	1,491,116
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,150	1,160,296
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/36	12,275	12,270,467
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/24	1,475	1,477,471
County of Spokane (GO)
5.000%, 12/01/26	3,875	4,043,620
Energy Northwest (RB) Series A
4.000%, 07/01/24	3,005	3,004,964

23

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 07/01/26	1,310	$1,357,849
5.000%, 07/01/28	5,735	6,171,849
5.000%, 07/01/33	1,105	1,120,436
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	1,950	1,953,110
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,000	2,088,655
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,590	10,669,605
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	390	393,088
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/24	1,040	1,042,082
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	2,500	2,519,098
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	2,790	2,811,314
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,225	1,234,358
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,215	1,243,651
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	175	178,229
5.000%, 12/01/29	3,015	3,324,432

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series D
5.000%, 02/01/35	1,060	$1,087,726
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	4,555	4,595,269
State of Washington (GO) Series 2016-B
5.000%, 08/01/36	2,000	2,027,259
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,670	1,730,756
State of Washington (GO) Series A
5.000%, 08/01/26	3,640	3,772,427
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,760	1,791,954
State of Washington (GO) Series B
5.000%, 07/01/24	2,250	2,254,206
5.000%, 07/01/31	1,205	1,231,812
State of Washington (GO) Series C
5.000%, 02/01/25	7,075	7,151,411
5.000%, 06/01/38	2,000	2,047,055
State of Washington (GO) Series D
5.000%, 06/01/26	2,400	2,479,720
State of Washington (GO) Series R-2022C
5.000%, 07/01/24	10,100	10,118,878
4.000%, 07/01/27	2,335	2,393,804
State of Washington (GO) Series RC
5.000%, 08/01/27	4,850	5,128,396

TOTAL WASHINGTON		138,956,789

WEST VIRGINIA — (0.0%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	495	498,939

WISCONSIN — (2.8%)
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,328,384
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	948,659

24

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	1,435	$1,435,000
5.000%, 11/01/24	4,800	4,832,041
5.000%, 05/01/26	5,010	5,178,516
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	8,100	8,154,069
5.000%, 11/01/26	4,265	4,447,749
State of Wisconsin (GO) Series 4
5.000%, 05/01/28	1,170	1,177,932
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,020	4,155,216
State of Wisconsin (GO) Series D
¤ 5.000%, 05/01/35 (Pre-refunded @ $100, 5/1/24)	1,000	1,000,000
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	9,440	9,611,157

TOTAL WISCONSIN		43,268,723

TOTAL MUNICIPAL BONDS (Cost $1,530,929,187)		1,515,130,565

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (1.9%)
California Educational Facilities Authority
3.300%, 05/02/24	3,625	$3,624,914
California Statewide Communities Development Authority
3.450%, 05/15/24	5,500	5,499,258
County of Harris
0.001%, 06/13/24	1,718	1,717,440
3.800%, 08/07/24	5,000	4,999,974
Massachusetts Health & Educational Facilities Authority
3.150%, 05/07/24	5,538	5,537,485
3.310%, 06/06/24	8,000	7,995,265

TOTAL COMMERCIAL PAPER (Cost $29,381,000)		29,374,336

	Shares
INVESTMENT COMPANIES — (1.6%)
BlackRock Liquidity Funds MuniCash (Cost $26,053,593)	26,051,015	26,053,620

TOTAL INVESTMENTS — (100.0%) (Cost $1,586,363,780)		$1,570,558,521

As of April 30, 2024, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$498,999	$498,999
Bank of America Corp.	3.270%	Fixed	CPI	Maturity	USD	25,000,000	08/12/24	—	—	173,600	173,600
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	722,519	722,519
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	652,214	652,214
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	396,755	396,755
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	528,844	528,844
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	446,691	446,691
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	565,148	565,148
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	291,509	291,509

25

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	$1,376,085	$1,376,085
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	629,358	629,358
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	330,864	330,864
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	800,663	800,663
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	796,595	796,595
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,150,133	1,150,133
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	973,548	973,548
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	436,675	436,675
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	560,957	560,957
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	537,081	537,081
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	824,222	824,222
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	836,472	836,472
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	889,783	889,783
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	696,573	696,573
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,027,302	1,027,302
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	900,748	900,748
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	697,805	697,805
Bank of America Corp.	2.532%	Fixed	CPI	Maturity	USD	55,000,000	04/03/25	—	—	178,261	178,261
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	918,950	918,950
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	844,194	844,194
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,553,556	1,553,556
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,732,204	1,732,204
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,366,244	1,366,244
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,362,921	1,362,921
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	30,000,000	07/26/24	—	—	329,048	329,048
Bank of America Corp.	2.334%	Fixed	CPI	Maturity	USD	29,000,000	06/22/24	—	—	322,095	322,095
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,641,777	1,641,777
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,571,921	1,571,921
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,230,076	2,230,076
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,374,908	1,374,908
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	50,000,000	12/18/24	—	—	350,498	350,498

26

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	$1,766,461	$1,766,461
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,720,668	1,720,668
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,960,334	1,960,334
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,865,166	1,865,166
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	3,188,690	3,188,690
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	711,946	711,946
Citibank, N.A.	2.737%	Fixed	CPI	Maturity	USD	37,000,000	09/25/24	—	—	242,842	242,842
Citibank, N.A.	2.605%	Fixed	CPI	Maturity	USD	50,000,000	10/02/24	—	—	381,618	381,618
Citibank, N.A.	2.585%	Fixed	CPI	Maturity	USD	33,000,000	09/28/24	—	—	266,693	266,693
Citibank, N.A.	2.442%	Fixed	CPI	Maturity	USD	34,000,000	08/21/24	—	—	344,118	344,118
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	972,306	972,306
Citibank, N.A.	2.335%	Fixed	CPI	Maturity	USD	29,000,000	05/24/24	—	—	306,143	306,143
Citibank, N.A.	2.325%	Fixed	CPI	Maturity	USD	68,000,000	11/09/24	—	—	472,675	472,675
Citibank, N.A.	2.240%	Fixed	CPI	Maturity	USD	29,000,000	07/14/24	—	—	341,743	341,743
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	40,000,000	11/20/24	—	—	321,755	321,755
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,126,771	2,126,771
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,281,662	1,281,662
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	3,281,426	3,281,426
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,384,427	1,384,427
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,205,636	2,205,636
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,644,768	1,644,768
Citibank, N.A.	1.924%	Fixed	CPI	Maturity	USD	61,000,000	01/12/25	—	—	586,688	586,688
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,860,402	2,860,402
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,145,248	1,145,248
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	109,262	109,262
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	263,105	263,105
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	691,244	691,244
Morgan Stanley and Co. International	2.690%	Fixed	CPI	Maturity	USD	26,000,000	10/18/24	—	—	134,743	134,743
Morgan Stanley and Co. International	2.370%	Fixed	CPI	Maturity	USD	32,000,000	10/12/24	—	—	289,025	289,025
Morgan Stanley and Co. International	2.330%	Fixed	CPI	Maturity	USD	33,000,000	10/06/24	—	—	328,430	328,430
Morgan Stanley and Co. International	2.053%	Fixed	CPI	Maturity	USD	59,000,000	01/18/25	—	—	498,726	498,726
Morgan Stanley and Co. International	2.020%	Fixed	CPI	Maturity	USD	50,000,000	01/08/25	—	—	431,580	431,580

Total Appreciation										$67,644,097	$67,644,097

Total Appreciation (Depreciation)										$67,644,097	$67,644,097

*	As of April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $55,756,736 in connection with open inflation swap contracts.

27

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,515,130,565	—	$1,515,130,565
Commercial Paper	—	29,374,336	—	29,374,336
Investment Companies	$26,053,620	—	—	26,053,620

Total Investments in Securities	$26,053,620	$1,544,504,901	—	$1,570,558,521

Financial Instruments
Assets
Swap Agreements**	—	67,644,097	—	67,644,097

Total Financial Instruments	—	$67,644,097	—	$67,644,097

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

28

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.7%)
CALIFORNIA — (99.7%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,000	$2,052,482
Albany Unified School District (GO)
5.000%, 08/01/25	255	260,132
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 5/1/24)	2,000	2,000,000
Arcadia Unified School District (GO)
4.000%, 08/01/40	1,000	995,907
Cajon Valley Union School District (GO)
5.000%, 08/01/24	350	351,052
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	935	958,194
5.000%, 02/01/34	1,000	1,048,324
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	1,500	1,518,625
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	170	182,698
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	211,329
¤ 5.000%, 02/01/46 (Pre-refunded @ $100, 2/1/25)	600	605,968
California State Public Works Board (RB) Series C
5.000%, 11/01/24	1,085	1,092,349
5.000%, 11/01/25	2,180	2,233,026
4.000%, 11/01/30	750	759,101

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series D
5.000%, 11/01/24	1,640	$1,651,109
California State Public Works Board (RB) Series A
5.000%, 02/01/25	1,500	1,516,311
5.000%, 02/01/28	160	170,555
5.000%, 09/01/28	2,405	2,413,826
California State Public Works Board (RB) Series C
5.000%, 08/01/25	790	805,575
California State Public Works Board (RB) Series D
5.000%, 11/01/26	100	104,241
5.000%, 05/01/28	1,000	1,071,371
California State University (RB) Series A
¤ 5.000%, 11/01/39 (Pre-refunded @ $100, 11/1/24)	300	302,142
California State University (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	1,095	1,102,818
3.375%, 11/01/29	3,500	3,492,117
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,000	3,021,420
4.000%, 11/01/35	1,000	1,007,466
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,205	1,210,604
5.000%, 03/01/27	625	638,584
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,275	1,299,398
4.000%, 08/01/37	500	501,702

29

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Carlsbad Unified School District (GO)
5.000%, 08/01/26	320	$333,217
Carlsbad Unified School District (COP)
4.000%, 10/01/27	115	118,358
4.000%, 10/01/28	100	104,144
4.000%, 10/01/29	55	57,915
Centinela Valley Union High School District (GO) Series C
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,675	1,680,084
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,025	1,034,470
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	690	704,650
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	361,370
Chula Vista Elementary School District (GO) Series B
5.000%, 08/01/24	805	807,461
City & County of San Francisco (COP)
5.000%, 04/01/25	410	415,803
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	801,250
City & County of San Francisco (GO) Series C
4.000%, 06/15/29	1,500	1,500,023
City of Grover Beach (GO)
5.000%, 09/01/26	345	359,321
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	225	248,966
City of Los Angeles (RN)
5.000%, 06/27/24	2,000	2,003,081
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	910	925,681

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/35	1,305	$1,325,125
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	275,738
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	211,447
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	715	748,501
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/34	1,000	1,000,984
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	2,680	2,729,972
City of San Francisco Public Utilities Commission Water Revenue (RB) Series C
¤ 5.000%, 11/01/43 (Pre-refunded @ $100, 11/1/24)	2,775	2,793,448
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	340	348,938
5.000%, 11/01/26	260	272,621
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	431,562
Compton Community College District (GO) Series B
5.000%, 08/01/25	1,005	1,025,224
5.000%, 08/01/26	300	311,861
5.000%, 08/01/27	125	132,984
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	655	664,958

30

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
County of Los Angeles (RN)
5.000%, 06/28/24	2,675	$2,679,052
County of Riverside (RN)
5.000%, 06/28/24	2,155	2,158,265
County of Riverside (GO) Series A
3.875%, 10/18/24	2,040	2,041,467
County of Santa Cruz (RN)
5.000%, 07/05/24	3,500	3,506,433
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,636,200
Dublin Unified School District (GO)
5.000%, 08/01/26	1,630	1,635,941
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	990	993,149
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	106,461
5.000%, 06/01/28	125	136,317
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	1,000	1,064,611
East Side Union High School District (GO) (BAM)
5.000%, 08/01/25	1,150	1,173,992
East Side Union High School District (GO)
5.000%, 08/01/27	305	325,065
5.000%, 08/01/28	315	343,327
East Side Union High School District (GO) Series B
5.000%, 08/01/33	1,005	1,026,580
El Monte Union High School District (GO)
5.000%, 06/01/24	270	270,245
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	410	410,830

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Escondido Union School District (GO) Series A
¤ 4.250%, 02/01/45 (Pre-refunded @ $100, 8/1/25)	1,500	$1,516,405
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	550	551,738
4.000%, 08/01/37	1,850	1,862,698
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	4,960	5,050,498
Goleta Water District (RB) Series A
5.000%, 09/01/24	115	115,428
Hacienda La Puente Unified School District (GO) Series A
5.000%, 08/01/24	840	842,714
Hayward Area Recreation & Park District (GO) Series B
5.000%, 08/01/24	315	315,971
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	275	297,541
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	555,006
Kern High School District (GO) Series A
5.000%, 08/01/25	130	132,696
Kern High School District (GO) Series E
4.000%, 08/01/24	200	200,195
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	750,324
4.000%, 08/01/25	390	392,793
Lodi Unified School District (GO)
5.000%, 08/01/28	500	542,455

31

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	$500,228
Los Angeles Community College District (GO) Series A
¤ 4.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	945	946,043
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	1,100	1,102,317
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	1,060	1,062,233
4.000%, 07/01/34	1,195	1,195,327
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/33	500	502,884
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,295	1,331,225
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	272,495
5.000%, 12/01/25	260	267,385
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/24	1,820	1,823,532
5.000%, 07/01/26	845	879,119
5.000%, 07/01/29	380	400,159
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/29	1,000	1,001,694

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	450	$450,911
5.000%, 07/01/25	60	61,221
5.000%, 07/01/33	1,465	1,506,133
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,400	1,425,756
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	635	636,211
5.000%, 07/01/25	915	931,834
5.000%, 07/01/26	1,160	1,202,395
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	300	317,198
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,630	2,654,413
5.000%, 07/01/29	2,000	2,005,491
4.000%, 07/01/31	2,500	2,500,936
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/24	200	201,002
Manteca Unified School District (GO) Series B
5.000%, 08/01/24	250	250,795
5.000%, 08/01/25	275	281,110
Marin Community College District (GO)
¤ 4.000%, 08/01/27 (Pre-refunded @ $100, 8/1/25)	1,335	1,348,822
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,250	1,255,362
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	1,757,507
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	399,984
5.000%, 12/01/26	265	277,424
5.000%, 12/01/27	385	411,615
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	650	653,363

32

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	$732,301
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	20,402
5.000%, 08/01/26	280	291,256
5.000%, 08/01/27	150	159,245
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	266,287
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	129,547
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/25	335	340,633
Municipal Improvement Corp. of Los Angeles (RB) Series B
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 5/1/24)	1,085	1,085,000
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	505	508,777
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	280	281,172
New Haven Unified School District (GO)
5.000%, 08/01/26	440	458,368
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	750	753,191
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	160,370
5.000%, 12/01/28	175	190,974
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	500	500,000

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	$120,801
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,096,765
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	355	370,151
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	203,976
5.000%, 08/01/28	1,020	1,043,241
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	890	919,183
5.000%, 02/01/34	2,255	2,327,926
5.000%, 02/01/35	1,000	1,003,046
Orange County Transportation Authority (RB)
5.000%, 10/15/24	1,000	1,006,768
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	207,269
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	281,621
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	595	604,603
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	702,750
5.000%, 08/01/29	1,930	1,934,154
Pleasanton Unified School District (GO)
5.000%, 08/01/24	560	561,781
Pomona Unified School District (GO)
5.000%, 08/01/29	350	386,946
Poway Unified School District (GO)
4.000%, 08/01/29	3,000	3,002,499

33

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Reed Union School District (GO)
4.000%, 08/01/26	250	$254,765
Rialto Unified School District (GO)
5.000%, 08/01/24	260	260,814
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,000	1,004,224
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	2,570	2,636,851
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	413,425
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	538,044
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	1,077,741
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/35	1,000	1,000,378
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,540	2,607,816
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	570	574,227
San Diego Community College District (GO)
5.000%, 08/01/26	385	401,993
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,655	1,655,000

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	$259,604
5.000%, 05/01/27	115	122,238
San Diego Unified School District (RN) Series A
5.000%, 06/28/24	920	921,517
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	508,927
San Diego Unified School District (GO) Series G
5.000%, 07/01/25	900	918,317
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	295	307,541
San Dieguito Union High School District (GO) Series B-2
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	1,820	1,835,507
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,000	1,006,020
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,076,817
San Francisco Community College District (GO)
5.000%, 06/15/24	1,390	1,392,122
San Francisco Unified School District (GO)
4.000%, 06/15/24	1,180	1,180,289
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	835	850,180
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,500	1,557,686

34

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,160	$1,259,081
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,573,275
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	250	255,031
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/26	300	310,298
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/50 (Pre-refunded @ $100, 1/15/25)	4,065	4,109,431
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	390	391,878
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/24	250	251,823
5.000%, 11/15/25	560	573,883
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	150	164,022
San Mateo County Transit District (RB) Series A
5.000%, 06/01/29	1,595	1,627,770
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,105	1,129,269
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	327,074
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	355	370,449
5.000%, 08/01/27	145	154,725

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	850	$857,242
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	575	585,088
Santa Ana College Improvement District #1 Rancho Santiago Community College District (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	685	687,079
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	530	551,085
Santa Maria Joint Union High School District (GO)
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	2,000	2,001,464
Santee School District (GO)
5.000%, 08/01/24	290	290,850
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	150,050
4.000%, 08/01/25	365	367,659
5.000%, 08/01/26	250	260,050
Simi Valley Unified School District (GO)
5.000%, 08/01/24	1,015	1,018,178
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	300	300,667
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	930	931,500
5.000%, 07/01/31	4,020	4,025,818
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	261,736

35

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State Center Community College District (GO) Series C
5.000%, 08/01/24	785	$787,536
State of California (GO)
5.000%, 09/01/24	4,165	4,183,489
5.000%, 10/01/24	7,105	7,146,322
4.000%, 11/01/24	3,570	3,577,100
5.000%, 11/01/24	875	881,014
5.000%, 12/01/24	1,540	1,552,620
5.500%, 02/01/25	1,080	1,095,842
5.000%, 05/01/25	2,970	2,975,475
5.000%, 08/01/25	1,500	1,529,638
5.000%, 09/01/25	7,230	7,383,854
4.000%, 10/01/25	2,075	2,093,399
5.000%, 10/01/25	3,000	3,033,630
5.000%, 12/01/25	1,040	1,066,706
5.000%, 08/01/26	5,285	5,481,133
4.000%, 09/01/26	1,320	1,341,491
5.000%, 09/01/26	2,000	2,077,533
3.500%, 08/01/27	2,905	2,928,669
5.000%, 08/01/27	950	969,824
5.000%, 11/01/27	245	260,391
5.000%, 12/01/27	1,245	1,325,398
5.000%, 04/01/28	1,685	1,803,477
5.000%, 08/01/28	2,085	2,245,589
5.000%, 10/01/28	990	992,778
5.000%, 10/01/32	720	722,257
5.000%, 04/01/33	2,530	2,534,664
5.000%, 10/01/33	1,000	1,001,843
5.000%, 10/01/35	2,030	2,089,542
4.000%, 11/01/35	1,000	1,020,282
4.000%, 09/01/36	1,960	1,967,527
State of California (GO) (AMBAC)
5.000%, 02/01/27	810	848,093
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,490	1,504,086
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	170	175,032
Stockton Unified School District (GO)
5.000%, 08/01/26	2,880	2,970,301
Stockton Unified School District (GO) Series A
5.000%, 07/01/24	335	335,578

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	$311,596
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	735	748,436
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	275	275,920
5.000%, 08/01/28	2,000	2,006,393
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	387,647
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	104,175
Torrance Unified School District (GO) Series U
4.000%, 08/01/33	2,030	2,030,675
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	433,009
University of California (RB) Series BS
5.000%, 05/15/26	2,285	2,369,078
University of California (RB) Series AM
5.000%, 05/15/27	495	495,184
University of California (RB) Series AR
5.000%, 05/15/32	1,505	1,561,264
University of California (RB) Series BN
5.000%, 05/15/24	7,010	7,012,682
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	143,321
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	234,670
Western Placer Unified School District (RN)
6.250%, 06/28/24	750	752,651

TOTAL MUNICIPAL BONDS (Cost $287,040,726)		285,324,439

36

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (0.3%)
California Statewide Communities Development Authority
3.550%, 06/05/24	1,000	$999,787

TOTAL INVESTMENTS — (100.0%) (Cost $288,040,726)		$286,324,226

As of April 30, 2024, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	$385,436	$385,436
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	253,567	253,567
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	219,608	219,608
Bank of America Corp.	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	136,981	136,981
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	215,307	215,307
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	163,526	163,526
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	723,281	723,281
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	348,386	348,386
Bank of America Corp.	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	409,582	409,582
Bank of America Corp.	2.532%	Fixed	CPI	Maturity	USD	6,000,000	04/03/25	—	—	19,447	19,447
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	911,614	911,614
Bank of America Corp.	2.419%	Fixed	CPI	Maturity	USD	7,000,000	08/29/24	—	—	72,552	72,552
Bank of America Corp.	2.404%	Fixed	CPI	Maturity	USD	22,000,000	02/27/25	—	—	138,437	138,437
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	581,191	581,191
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	8,000,000	07/26/24	—	—	87,746	87,746
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	606,063	606,063
Bank of America Corp.	2.261%	Fixed	CPI	Maturity	USD	6,000,000	11/13/24	—	—	43,623	43,623
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	5,000,000	11/24/24	—	—	34,364	34,364
Bank of America Corp.	2.169%	Fixed	CPI	Maturity	USD	6,000,000	07/18/24	—	—	74,819	74,819
Bank of America Corp.	2.100%	Fixed	CPI	Maturity	USD	8,000,000	02/09/25	—	—	69,980	69,980
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,096,777	1,096,777
Bank of America Corp.	2.030%	Fixed	CPI	Maturity	USD	15,000,000	01/16/25	—	—	131,054	131,054

37

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	$524,290	$524,290
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	135,471	135,471
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	342,093	342,093
Citibank, N.A.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	09/21/24	—	—	67,324	67,324
Citibank, N.A.	2.657%	Fixed	CPI	Maturity	USD	10,000,000	10/18/24	—	—	54,994	54,994
Citibank, N.A.	2.520%	Fixed	CPI	Maturity	USD	12,000,000	03/13/25	—	—	55,740	55,740
Citibank, N.A.	2.428%	Fixed	CPI	Maturity	USD	9,000,000	02/16/25	—	—	51,959	51,959
Citibank, N.A.	2.320%	Fixed	CPI	Maturity	USD	12,000,000	06/01/24	—	—	141,747	141,747
Citibank, N.A.	2.198%	Fixed	CPI	Maturity	USD	7,000,000	12/21/24	—	—	47,464	47,464
Citibank, N.A.	2.179%	Fixed	CPI	Maturity	USD	19,000,000	12/18/24	—	—	132,822	132,822
Citibank, N.A.	2.163%	Fixed	CPI	Maturity	USD	10,000,000	02/01/25	—	—	79,394	79,394
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	771,400	771,400
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	539,749	539,749
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	631,014	631,014
Morgan Stanley and Co. International	2.173%	Fixed	CPI	Maturity	USD	11,000,000	01/24/25	—	—	83,247	83,247

Total Appreciation										$10,382,049	$10,382,049

Total Appreciation (Depreciation)										$10,382,049	$10,382,049

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$285,324,439	—	$285,324,439
Commercial Paper	—	999,787	—	999,787

Total Investments in Securities	—	$286,324,226	—	$286,324,226

Financial Instruments
Assets
Swap Agreements**	—	10,382,049	—	10,382,049

Total Financial Instruments	—	$10,382,049	—	$10,382,049

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

38

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.7%)
ALABAMA — (0.8%)
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,525	$1,597,592
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,009,610
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,545	1,613,829

TOTAL ALABAMA		4,221,031

ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	338,320

ARIZONA — (0.7%)
City of Phoenix (GO)
5.000%, 07/01/24	240	240,446
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	166,933
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	470	477,946
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	454,880
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	396,538

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,010	$2,045,364

TOTAL ARIZONA		3,782,107

CALIFORNIA — (1.7%)
State of California (GO) 3.500%, 08/01/27	5,000	5,040,738
5.000%, 08/01/27	270	285,526
5.000%, 10/01/27	2,000	2,122,046
5.000%, 04/01/29	1,000	1,091,348
4.000%, 10/01/36	1,000	1,033,115

TOTAL CALIFORNIA		9,572,773

COLORADO — (1.1%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,002,459
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	225,337
Colorado Health Facilities Authority (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,864,562
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	554,008
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	208,956
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	327,993

39

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
5.000%, 12/01/36	1,090	$1,179,869
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	717,765

TOTAL COLORADO		6,080,949

DELAWARE — (0.2%)
County of Kent (GO)
4.000%, 09/01/24	415	415,400
State of Delaware (GO) Series B
5.000%, 07/01/24	780	781,471

TOTAL DELAWARE		1,196,871

DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series B
5.000%, 06/01/27	510	538,315
District of Columbia (GO) Series D
5.000%, 06/01/25	365	371,136
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	732,311

TOTAL DISTRICT OF COLUMBIA		1,641,762

FLORIDA — (6.3%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	523,327
5.000%, 07/01/28	435	469,335
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	100	112,282
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	129,124
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,065	1,126,569
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,028,636

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	$666,500
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	11,154,127
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,305	3,379,284
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,018,992
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	69,196
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	140,723
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	4,362,377
5.000%, 10/01/36	290	330,184
School District of Broward County (GO)
5.000%, 07/01/24	1,035	1,036,574
5.000%, 07/01/25	3,855	3,920,915
State of Florida (GO) Series A
5.000%, 06/01/24	350	350,323
State of Florida (GO) Series B
5.000%, 06/01/25	1,070	1,088,557
5.000%, 06/01/29	2,383	2,614,179
State of Florida (GO) (ST GTD) Series A
5.000%, 06/01/29	1,255	1,324,875

TOTAL FLORIDA		34,846,079

GEORGIA — (1.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,015	1,040,144
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,259,064

40

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,530	$1,541,459
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,099,870
State of Georgia (GO) Series A-1
5.000%, 02/01/25	1,060	1,071,605

TOTAL GEORGIA		7,012,142

HAWAII — (2.5%)
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	1,075	1,094,407
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,122,837
County of Maui (GO)
5.000%, 03/01/26	200	205,892
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,280,577
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,005	1,010,434
5.000%, 10/01/25	2,815	2,878,662
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,046,134

TOTAL HAWAII		13,638,943

ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,049,579
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	605,167

TOTAL ILLINOIS		2,654,746

IOWA — (0.5%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	498,034

	Face Amount^	Value†
	(000)
IOWA — (Continued)
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	$152,500
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	624,889
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,290,906

TOTAL IOWA		2,566,329

KANSAS — (0.9%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,153,735
City of Merriam (GO)
5.000%, 10/01/25	800	816,881
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,435,200
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	233,995
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,035	1,074,179

TOTAL KANSAS		4,713,990

KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,309,026

LOUISIANA — (0.7%)
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	4,000	4,017,260

MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	248,678

41

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MAINE — (Continued)
State of Maine (GO) Series B
4.000%, 06/01/26	500	$506,049

TOTAL MAINE		754,727

MARYLAND — (7.6%)
City of Baltimore (GO) Series A
5.000%, 10/15/24	700	703,928
5.000%, 10/15/25	1,530	1,563,749
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,085	2,216,800
County of Anne Arundel (GO)
5.000%, 10/01/24	1,520	1,530,286
5.000%, 10/01/25	650	664,610
5.000%, 10/01/27	1,005	1,069,012
County of Baltimore (GO)
5.000%, 03/01/26	3,000	3,090,908
5.000%, 03/01/28	1,335	1,431,431
County of Baltimore (GO) Series 83
5.000%, 03/01/26	1,590	1,638,181
County of Charles (GO)
5.000%, 10/01/38	620	704,512
County of Harford (GO) Series A
5.000%, 10/01/29	1,920	2,122,286
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,112,510
County of Howard (GO) Series A
5.000%, 08/15/29	840	926,317
5.000%, 08/15/36	1,525	1,762,896
County of Prince George’s (GO) Series A
5.000%, 07/15/29	3,585	3,947,356
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	928,122
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,700	1,820,151
State of Maryland (GO) Series A
5.000%, 08/01/27	3,690	3,911,561
5.000%, 06/01/37	4,490	5,072,659

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
State of Maryland (GO) Series B
5.000%, 08/01/27	1,840	$1,950,480
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,195,928
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	655,642

TOTAL MARYLAND		42,019,325

MASSACHUSETTS — (2.1%)
City of Beverly (GO)
5.000%, 03/15/25	500	506,872
City of Quincy (GO)
5.000%, 01/15/25	405	408,391
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	2,340	2,575,167
City of Worcester (GO)
5.000%, 02/15/29	1,225	1,345,743
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,295,334
5.000%, 09/01/28	2,040	2,208,028
5.000%, 05/01/38	220	248,311
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/40	2,000	2,233,373
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	402,022
Town of Norwood (GO)
5.000%, 03/15/29	340	375,280

TOTAL MASSACHUSETTS		11,598,521

MICHIGAN — (0.3%)
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,646,433

MINNESOTA — (3.5%)
City of St. Paul (GO) Series A
5.000%, 03/01/25	2,020	2,042,999
5.000%, 09/01/29	1,040	1,137,581

42

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
County of Hennepin (GO) Series A
5.000%, 12/01/26	4,135	$4,318,399
County of Ramsey (GO) Series A
5.000%, 02/01/25	1,150	1,162,515
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/27	4,735	4,960,225
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,081,319
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,820,327
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,450	1,601,812

TOTAL MINNESOTA		19,125,177

MISSOURI — (1.8%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,745,773
County of St. Louis (GO)
5.000%, 02/01/25	1,270	1,283,727
Metropolitan St. Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,562,582
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	5,040	5,174,117

TOTAL MISSOURI		9,766,199

NEBRASKA — (2.6%)
City of Omaha (GO)
5.000%, 04/15/28	270	289,115
County of Sarpy (GO)
5.000%, 06/01/25	1,925	1,955,741
5.000%, 06/01/26	1,115	1,152,336

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	$2,427,434
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,218,090
Omaha Public Power District (RB) Series C
5.000%, 02/01/39	1,500	1,511,488
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,102,616
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	604,612
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,232,449

TOTAL NEBRASKA		14,493,881

NEVADA — (1.4%)
County of Washoe (GO)
5.000%, 07/01/24	1,265	1,267,140
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,054,048
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	405,252
State of Nevada (GO) Series C
5.000%, 11/01/24	485	488,023
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,235,680
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,277,401

TOTAL NEVADA		7,727,544

NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	770,241

43

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW HAMPSHIRE — (Continued)
State of New Hampshire (GO) Series A
5.000%, 03/01/29	1,500	$1,641,399

TOTAL NEW HAMPSHIRE.		2,411,640

NEW JERSEY — (0.6%)
City of Hoboken (GO)
3.000%, 02/01/25	975	966,103
Princeton (GO)
2.000%, 12/15/25	1,815	1,742,772
Township of Montville (GO)
3.000%, 10/01/25	500	493,313

TOTAL NEW JERSEY		3,202,188

NEW MEXICO — (1.4%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,144,213
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,000	1,012,537
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	207,178
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,095	4,327,085

TOTAL NEW MEXICO		7,691,013

NEW YORK — (3.5%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,003,123
5.000%, 08/01/25	1,700	1,733,098
City of New York (GO) Series F-1
5.000%, 08/01/36	1,145	1,300,695
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,493,843
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	505,557
5.000%, 03/15/33	2,175	2,352,385

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/39	4,230	$4,250,973
New York State Dormitory Authority (RB)
Series E 5.000%, 03/15/29	5,000	5,437,983
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	507,049
New York State Urban Development Corp. (RB) Series E2
4.000%, 03/15/34	500	519,299
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	335,547

TOTAL NEW YORK		19,439,552

NORTH CAROLINA — (2.0%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,030	2,232,177
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,042,463
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	114,805
County of Durham (GO)
5.000%, 06/01/37	210	240,523
County of Mecklenburg (GO) Series A
5.000%, 12/01/24	825	831,613
County of Wake (GO)
5.000%, 04/01/25	3,015	3,056,229
State of North Carolina (GO)
5.000%, 06/01/25	2,045	2,080,031
State of North Carolina (GO) Series A
5.000%, 06/01/25	655	666,220
State of North Carolina (GO) Series B
5.000%, 06/01/25	1,000	1,017,130

TOTAL NORTH CAROLINA		11,281,191

44

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OHIO — (1.6%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	$2,220,243
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,145	1,152,277
State of Ohio (GO) Series A
5.000%, 03/01/28	530	567,063
5.000%, 06/15/30	1,440	1,604,992
5.000%, 03/01/43	1,000	1,099,993
State of Ohio (GO) Series C
5.000%, 08/01/28	2,015	2,173,403
State of Ohio (GO) Series W
4.000%, 05/01/24	215	215,000

TOTAL OHIO		9,032,971

OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,260,145
City of Tulsa (GO)
5.000%, 03/01/26	2,750	2,830,421
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,950,347

TOTAL OKLAHOMA		6,040,913

OREGON — (2.8%)
City of Salem (GO)
5.000%, 06/01/25	1,280	1,300,470
5.000%, 06/01/26	1,220	1,261,767
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	400,285
County of Multnomah (GO) Series A
5.000%, 06/15/29	250	274,445
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	929,125

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	$4,412,115
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,016,965
State of Oregon (GO) Series A
5.000%, 05/01/26	1,020	1,052,312
State of Oregon (GO) Series C
5.000%, 05/01/25	700	710,440
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,185	1,192,845
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	152,936
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	665	665,789
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,202,011

TOTAL OREGON		15,571,505

PENNSYLVANIA — (1.0%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,925,212

45

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
County of Montgomery (GO) Series A
5.000%, 01/01/26	2,745	$2,821,188
Pennsylvania State University (RB) Series E
5.000%, 03/01/25	130	131,612
Township of Lower Merion (GO)
5.000%, 05/01/29	605	665,100

TOTAL PENNSYLVANIA		5,543,112

RHODE ISLAND — (0.4%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,264,398

SOUTH CAROLINA — (3.1%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,349,090
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	995	1,007,136
Clemson University (RB) Series B
5.000%, 05/01/25	750	760,261
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	3,000	3,036,592
County of Richland (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	541,525
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,697,452
3.000%, 04/01/26	1,500	1,475,108
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,020	3,232,435
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	896,929
5.000%, 03/01/38	1,000	1,111,907

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	$1,104,905

TOTAL SOUTH CAROLINA		17,213,340

TENNESSEE — (4.9%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	1,000	1,001,771
5.000%, 07/01/25	1,775	1,805,983
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	895,494
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,276,840
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,032,874
City of Memphis (GO) Series A
5.000%, 04/01/25	2,585	2,619,208
County of Knox (GO) Series C
5.000%, 06/01/25	1,000	1,015,863
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,437,385
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,551,421
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,966,195
County of Williamson (GO) Series A
5.000%, 04/01/26	1,015	1,047,454
5.000%, 04/01/28	1,365	1,467,733
County of Williamson (GO) Series B
5.000%, 05/01/28	2,700	2,908,447
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,054,019
Metropolitan Government of Nashville & Davidson County (GO)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	1,245	1,289,480

46

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	330	$348,193

TOTAL TENNESSEE		26,718,360

TEXAS — (21.5%)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,515,424
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	243,257
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	213,688
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	250,696
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	558,785
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,116,383
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,020,566
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,605,266
City of Amarillo (GO)
2.000%, 02/15/25	725	709,414
4.000%, 02/15/26	1,685	1,705,743
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,117,877
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,058,861

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Austin (GO)
5.000%, 09/01/26	2,675	$2,780,343
5.000%, 09/01/27	2,255	2,391,393
5.000%, 09/01/38	210	234,567
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	547,267
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,446,710
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,945,300
City of Celina (GO)
4.125%, 09/01/25	1,415	1,425,071
4.125%, 09/01/26	2,520	2,551,514
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	849,193
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,710,701
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	120,621
5.000%, 10/01/25	500	509,525
City of Denton (GO)
5.000%, 02/15/35	1,420	1,600,959
City of Fort Worth (GO)
5.000%, 03/01/28	2,070	2,122,375
5.000%, 03/01/37	1,000	1,110,230
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	4,380	4,427,079
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,559,222
5.000%, 02/15/28	3,495	3,729,608
City of Houston (GO) Series A
5.000%, 03/01/26	1,020	1,049,684
City of Irving (GO)
5.000%, 09/15/25	1,770	1,806,759
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,685,387
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	778,516
City of Midland (GO)
5.000%, 03/01/28	1,200	1,279,886

47

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Pearland (GO)
5.000%, 03/01/25	565	$570,980
City of Pflugerville (GO)
5.000%, 08/01/37	350	386,798
City of Richardson (GO)
5.000%, 02/15/39	750	826,294
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,065,054
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,600	1,734,217
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,025,663
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,038,566
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/24	140	140,040
5.000%, 08/15/37	1,370	1,529,426
County of Bexar (GO)
4.000%, 06/15/26	650	656,899
5.000%, 06/15/26	1,625	1,681,561
County of Collin (GO)
5.000%, 02/15/38	335	375,113
County of Collin (GO)
5.000%, 02/15/25	1,010	1,021,170
County of Harris (GO)
5.000%, 10/01/26	460	478,694
County of Harris (GO) Series A
5.000%, 10/01/24	715	718,463
County of Williamson (GO)
4.000%, 02/15/26	4,000	4,049,241
5.000%, 02/15/39	500	565,240
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	85	85,953
Dallas College (GO)
5.000%, 02/15/28	930	992,085
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	915	1,036,117

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	$1,532,512
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	501,588
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	170	170,559
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	470	483,293
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	773,698
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	182,897
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,010,533
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,072,369
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,716,416
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	620	645,635
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	850,368
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	674,585

48

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/29	1,120	$1,181,659
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,232,129
5.000%, 02/15/30	855	941,401
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	702,263
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	893,572
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,119,985
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	447,707
Permanent University Fund-University of Texas System (RB) Series A
5.000%, 07/01/38	500	567,610
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	840,125
5.000%, 08/15/30	2,850	2,944,429
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,638,630
State of Texas (GO) Series A
5.000%, 04/01/25	2,185	2,215,273
5.000%, 10/01/25	2,465	2,519,032
State of Texas (GO) Series B
5.000%, 08/01/25	350	356,900
State of Texas (GO) Series C
5.000%, 08/01/25	675	688,308
5.000%, 08/01/26	1,420	1,472,667
Tarrant County College District (GO)
5.000%, 08/15/24	1,000	1,002,947

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	$5,973,177
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,000	1,129,458
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/24	120	120,382
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	333,894
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	330	353,882
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	105,277
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	843,349
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,221,718

TOTAL TEXAS		118,215,671

UTAH — (1.8%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,642,577
County of Salt Lake (GO) Series B
5.000%, 12/15/24	1,600	1,613,674
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,016,631
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	137,053

49

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	$2,033,488
State of Utah (GO) Series B
5.000%, 07/01/24	575	576,103
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,858,848
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	795	808,868

TOTAL UTAH		9,687,242

VIRGINIA — (3.8%)
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,093,536
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,551,532
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	952,226
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	1,147,095
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,453,733
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,815,368
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	750	770,866
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,025	3,206,430
County of Henrico (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,574,890
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	512,775

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	$1,330,735
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,225,090

TOTAL VIRGINIA		20,634,276

WASHINGTON — (7.9%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,035	1,060,691
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	200,372
5.000%, 07/01/25	175	178,159
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	287,725
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,265,460
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,230	2,268,503
County of King (GO)
5.000%, 12/01/35	4,000	4,647,654
County of King (GO) Series A
4.000%, 01/01/26	710	716,734
County of King (GO) Series B
5.000%, 12/01/37	1,000	1,139,904
County of King (GO) Series E
5.000%, 12/01/25	480	491,915
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,326,913
5.000%, 07/01/28	1,565	1,616,033
County of Spokane (GO)
5.000%, 12/01/28	1,255	1,361,546
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,500	4,002,279
5.000%, 07/01/37	165	186,763

50

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	555	$630,330
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,024,822
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	265	296,742
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,039,106
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,390	1,404,359
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 06/01/24	1,045	1,045,796
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,000	1,157,431
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,119,951
State of Washington (GO) Series C
5.000%, 02/01/25	1,000	1,010,800
5.000%, 02/01/34	2,470	2,535,876
5.000%, 02/01/37	2,155	2,406,384
State of Washington (GO) Series D
5.000%, 02/01/28	1,065	1,116,848
State of Washington (GO) Series R-2023A
5.000%, 08/01/30	5,055	5,638,880

TOTAL WASHINGTON		43,177,976

WEST VIRGINIA — (0.4%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,000	2,163,085

	Face Amount^	Value†
	(000)
WISCONSIN — (3.9%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,320	$2,565,446
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	203,859
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,251,818
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,270,755
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	3,325,041
State of Wisconsin (GO) Series A
5.000%, 05/01/36	2,500	2,653,398
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	1,416,068
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	631,705
State of Wisconsin (GO) Series A
5.000%, 05/01/25	970	984,753
State of Wisconsin (GO) Series B
5.000%, 05/01/25	2,025	2,055,799
5.000%, 05/01/27	1,305	1,374,831
5.000%, 05/01/37	2,370	2,665,611

TOTAL WISCONSIN		21,399,084

TOTAL MUNICIPAL BONDS (Cost $567,879,660)		548,411,652

	Shares
INVESTMENT COMPANIES — (0.3%)
BlackRock Liquidity Funds MuniCash (Cost $1,378,196)	1,378,082	1,378,219

TOTAL INVESTMENTS — (100.0%) (Cost $569,257,856)		$549,789,871

51

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$548,411,652	—	$548,411,652
Investment Companies	$1,378,219	—	—	1,378,219

Total Investments in Securities	$1,378,219	$548,411,652	—	$549,789,871

See accompanying Notes to Financial Statements.

52

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (96.7%)
ALABAMA — (0.6%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	3,685	$3,697,523
City of Huntsville (GO) Series B
5.000%, 05/01/24	2,410	2,410,000
City of Madison (GO) Series A
¤ 5.000%, 04/01/37 (Pre-refunded @ $100, 1/4/25)	1,590	1,610,946
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/25	245	247,589
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	1,000	1,004,587

TOTAL ALABAMA		8,970,645

ARIZONA — (1.4%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	4,325	4,353,078
City of Chandler (GO)
5.000%, 07/01/24	3,160	3,165,399
City of Mesa (GO)
5.000%, 07/01/24	4,655	4,663,725
City of Phoenix (GO)
5.000%, 07/01/24	820	821,524
City of Tempe (GO)
5.000%, 07/01/24	2,225	2,228,949
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	508,740
Maricopa County Unified School District No. 4 Mesa (GO) Series E
5.000%, 07/01/24	1,400	1,402,508

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,160	$1,180,675
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/25	1,550	1,577,271
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	1,400	1,402,787
Pima County Unified School District No. 6 Marana (GO) (AGM)
5.000%, 07/01/24	665	666,092
Pima County Unified School District No. 6 Marana (GO) (AGM) Series A
5.000%, 07/01/24	505	505,829

TOTAL ARIZONA		22,476,577

ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,595	1,603,646

CALIFORNIA — (2.9%)
City of Los Angeles (RN)
5.000%, 06/27/24	9,000	9,013,866
Clovis Unified School District (GO) Series C
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	7,000	7,003,392
County of Los Angeles (RN)
5.000%, 06/28/24	8,000	8,012,119
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,857,224

53

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified
School District (GO) Series C
5.000%, 06/15/24	475	$475,673
5.000%, 06/15/25	565	575,272
State of California (GO)
5.000%, 09/01/24	5,010	5,032,241
5.000%, 09/01/25	1,470	1,501,282
5.000%, 10/01/25	1,935	1,945,711
5.000%, 10/01/28	3,305	3,314,275
5.000%, 10/01/33	3,000	3,005,530

TOTAL CALIFORNIA		44,736,585

COLORADO — (1.3%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTERCEPT PROG) Series C
¤ 4.000%, 03/01/38 (Pre-refunded @ $100, 1/3/25)	615	617,237
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/24	1,365	1,371,444
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	885	899,781
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	10,050	10,065,040
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.250%, 12/15/24	4,740	4,782,461
Regional Transportation District (COP)
5.000%, 06/01/29	360	364,521

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
University of Northern Colorado (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/24)	1,745	$1,746,101

TOTAL COLORADO		19,846,585

CONNECTICUT — (2.7%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	620	638,777
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	300,799
City of New Haven (GO) Series B
5.000%, 08/01/26	100	102,010
City of New London (GO)
4.500%, 03/13/25	8,400	8,449,950
City of Torrington (GO)
4.000%, 03/13/25	4,320	4,333,482
State of Connecticut (GO) Series A
4.000%, 01/15/25	10,800	10,835,726
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 09/01/32	3,450	3,462,653
Town of Fairfield (GO)
4.500%, 07/05/24	2,170	2,171,776
Town of Greenwich (GO)
4.000%, 02/06/25	5,740	5,761,219
Town of Madison (GO)
4.000%, 12/19/24	5,000	5,012,149

TOTAL CONNECTICUT		41,068,541

DELAWARE — (0.0%)
Delaware River & Bay Authority (RB) Series B
5.000%, 01/01/25	745	751,501

DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/24	3,785	3,788,338

54

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (6.6%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	340	$345,346
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/24	380	381,539
5.000%, 10/01/25	700	713,110
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/24	575	577,249
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/24	825	828,227
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/24	3,205	3,220,483
City of Port St. Lucie (GO)
5.000%, 07/01/24	1,240	1,241,804
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	1,485	1,487,505
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/24	2,635	2,645,829
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,478,119
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	5,110	5,207,052
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	56,038
5.000%, 10/01/26	150	155,244
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	250	250,297
Lee County School Board (COP)
5.000%, 08/01/24	2,000	2,003,861
Miami-Dade County Expressway Authority (RB) (BAM-TCRS) Series B
5.000%, 07/01/26	3,925	3,930,984

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/24	2,640	$2,642,178
5.000%, 07/01/27	1,040	1,041,069
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	965	984,678
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,250	1,257,399
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	368,758
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	8,315	8,323,659
School Board of Miami-Dade County (COP) Series B
5.000%, 05/01/24	6,110	6,110,000
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,012,936
School District of Broward County (RN)
5.000%, 06/28/24	15,265	15,284,690
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,390	2,393,635
5.000%, 07/01/25	655	665,299
St. Lucie County School Board (COP) Series B
5.000%, 07/01/24	4,660	4,667,087
State of Florida (GO) Series A
5.000%, 06/01/24	2,955	2,957,727
5.000%, 07/01/24	6,980	6,992,815
5.000%, 06/01/25	12,325	12,538,757
State of Florida (GO) Series B
5.000%, 06/01/25	5,405	5,498,741
State of Florida (GO) Series E
5.000%, 06/01/25	2,870	2,919,776

TOTAL FLORIDA		101,181,891

55

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (0.6%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/24	1,935	$1,942,634
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,548,541
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	2,500	2,500,748
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/25	60	60,612
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	125	125,437
5.000%, 10/01/25	230	233,559
State of Georgia (GO) Series H
4.000%, 12/01/24	1,320	1,320,180
State of Georgia (GO) Series A
5.000%, 08/01/24	1,160	1,163,392

TOTAL GEORGIA		9,895,103

HAWAII — (0.5%)
County of Hawaii (GO) Series D
5.000%, 09/01/24	515	516,986
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,010	5,104,252
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,485	1,493,029

TOTAL HAWAII		7,114,267

ILLINOIS — (2.4%)
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/34	1,500	1,511,773
Chicago Park District (GO) Series C
5.000%, 01/01/26	880	898,178
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/24	4,365	4,366,701

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,500	$1,510,050
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land (GO) Series A
5.000%, 12/01/25	4,820	4,917,846
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	207,401
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/24	1,855	1,856,949
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	2,861,251
County of Cook (GO) Series A
5.000%, 11/15/26	1,700	1,759,096
County of Cook (GO) Series B
4.000%, 11/15/24	4,225	4,229,080
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/24	1,075	1,081,971
Kane Cook & DuPage Counties School District No. U-46 Elgin (GO)
5.000%, 01/01/25	500	503,482
Kendall Kane & Will Counties Community Unit School District No. 308 (GO) (AGM) Series A
5.000%, 02/01/25	1,050	1,059,488
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/24	1,755	1,764,953
Sangamon County School District No. 186 Springfield (GO) (AGM) Series C
4.000%, 06/01/24	500	499,767

56

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO) Series A
5.000%, 12/01/24	5,555	$5,586,291
Village of Romeoville (GO)
5.000%, 12/30/24	1,885	1,897,445

TOTAL ILLINOIS		36,511,722

INDIANA — (0.4%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,460	1,460,905
5.000%, 06/01/25	3,345	3,389,886
IPS Multi-School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/24	855	856,498
Noblesville High School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/24	500	500,784
5.000%, 01/15/25	165	166,269

TOTAL INDIANA		6,374,342

IOWA — (0.2%)
City of Des Moines (GO) Series A
5.000%, 06/01/24	2,030	2,031,675
City of Sioux City (GO) Series A
3.000%, 06/01/25	650	642,642
College Community School District (GO) Series C
3.000%, 06/01/24	240	239,664
3.000%, 06/01/25	405	400,733

TOTAL IOWA		3,314,714

KANSAS — (0.9%)
City of Leawood (GO) Series 2023-1
5.000%, 09/01/24	6,815	6,837,633
City of Olathe (GO) Series 231
5.000%, 10/01/24	1,000	1,004,547
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	276,386

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
Sedgwick County Unified School District No. 262 Valley Center (GO)
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/24)	1,315	$1,319,686
Wyandotte County-Kansas City Unified Government (GO) Series I
4.000%, 04/01/25	4,000	4,003,730

TOTAL KANSAS		13,441,982

KENTUCKY — (0.7%)
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/31	385	392,201
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	735	756,848
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/24	260	261,633
Kentucky State Property & Building Commission (RB) Series B
5.000%, 11/01/24	5,000	5,031,410
5.000%, 08/01/25	875	889,673
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/24	1,815	1,815,707
5.000%, 05/15/25	1,680	1,706,658
TOTAL KENTUCKY		10,854,130
LOUISIANA — (3.5%)
Ascension Parish School Board (GO)
5.000%, 03/01/25	200	202,244
5.000%, 03/01/26	75	77,112
City of New Orleans (GO) Series A
5.000%, 12/01/24	5,500	5,540,015
East Ouachita Parish School District (GO)
4.000%, 03/01/25	200	200,315

57

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,045	$10,088,345
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/25	500	505,693
State of Louisiana (GO)
4.000%, 05/01/31	1,285	1,289,053
State of Louisiana (GO) Series B
5.000%, 08/01/25	10,000	10,192,565
State of Louisiana (RB) Series A
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,400	6,406,817
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	8,729,288
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	3,650	3,653,888
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,270	4,274,548
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	1,065,000
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,280	1,280,000

TOTAL LOUISIANA		53,504,883

MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/24	1,000	1,000,000
5.000%, 05/01/25	455	461,831
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/24	390	390,395

	Face Amount^	Value†
	(000)
MAINE — (Continued)
5.000%, 07/01/25	435	$440,076

TOTAL MAINE		2,292,302

MARYLAND — (4.2%)
County of Anne Arundel (GO)
5.000%, 10/01/24	9,975	10,042,503
5.000%, 04/01/25	4,595	4,657,835
County of Anne Arundel
(GO) Series 2024
5.000%, 04/01/25	2,325	2,356,793
County of Baltimore (GO)
5.000%, 08/01/26	3,770	3,843,721
County of Charles (GO)
5.000%, 10/01/24	590	593,044
5.000%, 10/01/25	610	623,286
County of Howard (GO) Series A
5.000%, 08/15/24	1,700	1,705,677
County of Prince George’s (GO) Series A
5.000%, 09/15/24	7,010	7,042,751
State of Maryland (GO) Series A
5.000%, 08/01/25	1,665	1,697,621
State of Maryland (GO) Series B
5.000%, 08/01/24	2,625	2,632,611
5.000%, 08/01/25	1,445	1,473,311
State of Maryland (GO) Series C
5.000%, 08/01/24	1,020	1,022,856
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
¤ 4.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	5,000	4,999,619
¤ 4.000%, 06/01/33 (Pre-refunded @ $100, 6/1/24)	5,000	4,999,619
¤ 4.000%, 06/01/40 (Pre-refunded @ $100, 6/1/24)	10,455	10,454,630
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2
¤ 4.000%, 06/01/43 (Pre-refunded @ $100, 6/1/24)	3,190	3,189,757

58

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
¤ 4.000%, 06/01/44 (Pre-refunded @ $100, 6/1/24)	2,140	$2,139,837
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2ND
¤ 4.000%, 06/01/41 (Pre-refunded @ $100, 6/1/24)	1,000	999,924

TOTAL MARYLAND		64,475,395

MASSACHUSETTS — (5.5%)
Bristol-Plymouth Regional Vocational Technical School District (GO) (ST AID WITHHLDG)
4.000%, 02/28/25	9,915	9,943,456
City of Framingham (GO)
4.000%, 12/19/24	5,010	5,020,153
City of Peabody (GO)
5.000%, 07/12/24	1,540	1,542,712
City of Quincy (GO)
4.500%, 07/05/24	3,115	3,115,696
5.000%, 07/05/24	27,555	27,600,262
Commonwealth of Massachusetts (GO) Series B
5.000%, 11/01/24	2,875	2,894,333
Commonwealth of Massachusetts (GO) Series C
5.000%, 07/01/24	900	901,682
5.000%, 08/01/24	2,230	2,236,577
Town of Belmont (GO)
4.500%, 11/14/24	8,275	8,301,734
Town of Hingham (GO)
4.000%, 02/14/25	14,065	14,098,153
Town of Lynnfield (GO)
4.000%, 02/06/25	4,530	4,537,885
Town of Nantucket (GO) Series A
5.000%, 08/15/24	1,000	1,003,971
Town of Watertown (GO)
5.000%, 06/15/24	260	260,383
5.000%, 06/15/25	500	509,349

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	3,320	$3,341,256

TOTAL MASSACHUSETTS		85,307,602

MICHIGAN — (0.7%)
East Grand Rapids Public School District (GO) (Q-SBLF)
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,225	1,225,000
Grand Rapids Public Schools (GO) (AGM)
5.000%, 05/01/25	1,825	1,848,835
Great Lakes Water Authority Water Supply System Revenue (RB) Series A
5.000%, 07/01/25	150	152,498
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/24)	3,000	3,006,868
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,500	1,503,434
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	1,425	1,428,262
Oakland University (RB) Series A
5.000%, 03/01/25	155	156,541
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	320	320,000
4.000%, 05/01/25	535	536,378

TOTAL MICHIGAN		10,177,816

MINNESOTA — (2.7%)
City of Blaine (GO) Series A
5.000%, 02/01/25	430	434,934

59

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of Lakeville (GO) Series C
5.000%, 02/01/25	1,420	$1,433,146
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/24	1,050	1,054,220
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	250	251,509
County of Hennepin (GO) Series B
5.000%, 12/01/25	3,235	3,314,692
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,007,677
Minneapolis Special School District No. 1 (COP) (SD CRED PROG) Series C
5.000%, 02/01/25	3,990	4,030,767
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	341,109
5.000%, 10/01/26	385	396,687
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,769
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	150,295
State of Minnesota (GO) Series B
5.000%, 08/01/24	240	240,750
State of Minnesota (GO) Series D
5.000%, 08/01/24	25,475	25,554,569
University of Minnesota (RB) Series B
4.000%, 01/01/30	700	699,914
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	1,000	1,026,628

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,105	$1,115,637

TOTAL MINNESOTA		41,198,303

MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series C
5.000%, 10/01/24	1,530	1,539,786

MISSOURI — (0.5%)
City of Kansas City (RB) Series C
5.000%, 09/01/24	945	948,981
City of St. Louis Airport Revenue (RB) Series A
5.000%, 07/01/24	3,050	3,054,105
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,145	1,160,406
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/24	515	515,000
St. Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,400	1,413,676

TOTAL MISSOURI		7,092,168

MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series C
5.000%, 06/01/24	405	405,133
Yellowstone County School District No. 2 Billings (GO)
¤ 4.500%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,350	2,351,412

TOTAL MONTANA		2,756,545

NEBRASKA — (0.7%)
County of Sarpy (GO)
5.000%, 06/01/24	1,985	1,986,622

60

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,155	$1,163,668
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	278,985
5.000%, 07/15/26	645	663,367
Omaha Public Power District (RB) Series B
5.000%, 02/01/25	2,015	2,035,736
¤ 5.000%, 02/01/31 (Pre-refunded @ $100, 8/1/24)	3,700	3,710,678
Public Power Generation Agency (RB) Series A
5.000%, 01/01/28	475	478,113
5.000%, 01/01/29	650	654,558

TOTAL NEBRASKA		10,971,727

NEVADA — (1.6%)
Clark County School District (GO) (AGM) Series B
5.000%, 06/15/24	3,525	3,528,371
Clark County School District (GO) Series A
5.000%, 06/15/24	1,995	1,997,392
5.000%, 06/15/25	4,305	4,374,710
5.000%, 06/15/26	910	939,054
County of Clark (GO)
5.000%, 12/01/25	1,805	1,847,004
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/24	1,235	1,235,768
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	1,760	1,761,094
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	3,980	3,982,475
State of Nevada (GO) Series A
5.000%, 05/01/24	2,000	2,000,000
State of Nevada Highway Improvement Revenue (RB) Series A
5.000%, 12/01/25	3,140	3,218,273

TOTAL NEVADA		24,884,141

	Face Amount^	Value†
	(000)
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	$1,835,261

NEW JERSEY — (9.1%)
City of Hoboken (GO) Series A
4.000%, 03/12/25	10,065	10,092,032
City of Jersey City (GO) Series C
5.000%, 10/24/24	8,130	8,161,415
City of Linden (GO)
5.000%, 07/12/24	1,010	1,011,860
City of New Brunswick (GO)
4.750%, 05/31/24	6,700	6,701,536
City of Rahway (GO)
5.000%, 07/26/24	8,000	8,016,010
County of Bergen (GO)
5.000%, 10/18/24	14,355	14,432,144
County of Camden (GO) Series A
4.500%, 05/22/24	9,000	9,001,160
County of Hudson (GO)
4.000%, 02/28/25	14,105	14,125,988
County of Mercer (GO)
4.000%, 02/01/25	665	666,839
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	266,740
New Jersey Economic Development Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	640	652,623
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	355	360,925
5.000%, 07/01/26	670	690,635
New Jersey Transportation Trust Fund Authority (RB) Series A
5.000%, 06/15/24	5,000	5,005,065
New Jersey Turnpike Authority (RB) Series E
5.000%, 01/01/33	3,010	3,038,162

61

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,110	$5,118,996
State of New Jersey (GO) Series A
5.000%, 06/01/25	9,215	9,358,127
Township of Edison (GO)
4.500%, 11/07/24	10,000	10,036,115
Township of Livingston (GO)
5.000%, 12/10/24	5,770	5,814,487
Township of Lyndhurst (GO)
4.250%, 01/30/25	3,000	3,011,116
Township of Mahwah (GO)
5.000%, 05/31/24	3,500	3,502,192
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,140	1,141,812
Township of Parsippany-Troy Hills (GO)
5.000%, 10/31/24	4,285	4,306,020
Township of Toms River (GO)
4.000%, 06/01/24	1,520	1,519,985
5.000%, 07/26/24	5,540	5,551,896
Township of Union/Union County (GO)
4.500%, 01/21/25	4,500	4,524,198
Township of West Orange (GO) Series A
5.000%, 11/07/24	4,140	4,165,928

TOTAL NEW JERSEY		140,274,006

NEW MEXICO — (0.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,013,077
Los Alamos Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	315	315,908

TOTAL NEW MEXICO		1,328,985

	Face Amount^	Value†
	(000)
NEW YORK — (8.5%)
Cattaraugus-Little Valley Central School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	4,085	$4,089,770
City of New York (GO) Series A
5.000%, 08/01/25	2,075	2,096,854
City of New York (GO) Series C
5.000%, 08/01/29	710	716,646
City of New York (GO) Series E
5.000%, 08/01/25	2,265	2,309,098
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,028,105
City of New York (GO) Series J
5.000%, 08/01/25	1,900	1,906,220
City of Rochester (GO) Series II
4.500%, 08/01/24	16,155	16,168,674
County of Chemung (GO) Series C
4.000%, 08/29/24	8,020	8,020,274
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	675	675,787
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.750%, 05/24/24	8,000	8,002,360
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	780	795,680
New York Convention Center Development Corp. (RB)
5.000%, 11/15/24	2,085	2,095,641
5.000%, 11/15/25	2,000	2,035,055
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/25	345	349,864
5.000%, 02/15/30	2,050	2,052,496
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,845	1,879,395
5.000%, 03/15/32	635	635,705

62

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/30	3,280	$3,283,993
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	305,090
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	1,835	1,858,344
Oswego City School District (GO) (ST AID WITHHLDG)
4.750%, 07/19/24	2,000	2,001,681
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	780	787,899
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.750%, 06/26/24	3,375	3,377,625
Smithtown Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/24	12,035	12,041,440
Town of East Hampton (GO) Series A
5.000%, 08/16/24	1,500	1,504,605
Town of North Hempstead (GO) Series A
4.000%, 03/21/25	16,000	16,048,762
Town of North Hempstead (GO) Series B
4.500%, 09/20/24	4,000	4,008,976
Town of Oyster Bay (GO)
4.750%, 08/23/24	3,025	3,032,756
4.000%, 03/07/25	6,540	6,561,518
Town of Wallkill (GO)
5.000%, 07/25/24	4,470	4,479,379
Village of Garden City (GO)
4.000%, 02/14/25	10,000	10,032,075
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/09/24	1,750	1,752,272

TOTAL NEW YORK		130,934,039

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (1.5%)
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/24	630	$632,631
County of Durham (GO)
5.000%, 06/01/24	605	605,534
County of Gaston (GO)
4.000%, 05/01/25	15,455	15,478,490
State of North Carolina (GO) Series A
5.000%, 06/01/24	6,760	6,766,127

TOTAL NORTH CAROLINA		23,482,782

OHIO — (1.0%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	430	432,250
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	935	943,504
5.000%, 02/15/26	450	460,971
City of Cincinnati (GO) Series A
5.000%, 12/01/24	1,620	1,632,892
5.000%, 12/01/25	3,220	3,299,767
City of Columbus (GO) Series A
5.000%, 08/15/24	1,140	1,143,905
Cleveland Department of Public Utilities Division of Public Power (RB) (AGM) Series A
5.000%, 11/15/24	1,100	1,105,963
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,015	1,022,463
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,875	1,888,785
Perrysburg Exempted Village School District (GO)
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/24)	1,090	1,097,701

63

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series A
5.000%, 06/15/24	1,545	$1,547,071
State of Ohio (GO) Series X
5.000%, 05/01/24	500	500,000

TOTAL OHIO		15,075,272

OKLAHOMA — (0.5%)
City of Tulsa (GO)
5.000%, 03/01/25	1,485	1,501,664
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	4,470	4,482,190
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,584,626

TOTAL OKLAHOMA		7,568,480

OREGON — (3.4%)
City of Salem (GO)
5.000%, 06/01/24	590	590,483
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/29 (Pre-refunded @ $100, 6/15/24)	5,880	5,879,380
¤ 4.000%, 06/15/30 (Pre-refunded @ $100, 6/15/24)	6,350	6,349,331
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	1,000	1,016,011
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	401,396
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,385	1,408,497

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	435	$449,221
Portland Community College District (GO)
5.000%, 06/15/24	1,845	1,846,988
State of Oregon (GO) Series A
5.000%, 05/01/24	955	955,000
¤ 5.000%, 05/01/33 (Pre-refunded @ $100, 5/1/24)	1,560	1,560,000
State of Oregon (GO) Series C
5.000%, 06/01/24	1,785	1,786,501
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	4,940	4,974,360
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	4,640	4,670,718
¤ 4.000%, 11/15/32 (Pre-refunded @ $100, 11/15/24)	4,000	4,007,354
Union County School District No. 1 La Grande (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,280	1,300,493
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/24)	12,030	12,044,272
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	2,280	2,282,705
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	1,420	1,421,788

TOTAL OREGON		52,944,498

64

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (3.9%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,275	$1,312,447
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	350	354,692
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	335	335,000
City of Philadelphia (GO) Series B
5.000%, 08/01/24	1,085	1,087,364
City of Philadelphia (GO) Series A
5.000%, 05/01/25	390	394,784
5.000%, 08/01/25	4,275	4,342,504
City of Philadelphia (GO) Series B
5.000%, 02/01/26	845	864,899
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,550	15,574,796
Commonwealth of Pennsylvania (GO)
5.000%, 09/01/24	10,000	10,040,111
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,625	4,734,984
County of Lackawanna (GO) (BAM)
5.000%, 09/01/24	1,000	1,002,097
County of Lebanon (GO) (AGM)
4.000%, 10/15/24	250	250,191
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,350,646
Montgomery County Higher Education & Health Authority (RB) Series B
5.000%, 05/01/24	475	475,000

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/46 (Pre-refunded @ $100, 1/15/25)	1,550	$1,565,183
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/36 (Pre-refunded @ $100, 1/15/25)	1,520	1,534,889
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/27	5,200	5,208,227
5.000%, 02/01/29	1,000	1,001,696
5.000%, 02/01/33	60	60,067
Pennsylvania Turnpike Commission (RB) Series A
5.000%, 12/01/24	545	549,024
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	6,365	6,403,768

TOTAL PENNSYLVANIA		59,442,369

RHODE ISLAND — (0.3%)
City of East Providence (GO)
4.000%, 07/31/24	4,000	3,999,247

SOUTH CAROLINA — (0.5%)
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	1,017,466
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	225	226,462
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	1,590	1,598,048
5.000%, 12/01/26	4,325	4,329,101

TOTAL SOUTH CAROLINA		7,171,077

65

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (2.5%)
City of Memphis (GO)
5.000%, 05/01/24	1,060	$1,060,000
City of Sevierville (GO)
5.000%, 06/01/24	2,330	2,331,885
County of Knox (GO)
5.000%, 06/01/24	1,500	1,501,213
County of Rutherford (GO)
5.000%, 04/01/25	1,575	1,596,269
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	185	190,713
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/25	1,395	1,407,916
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	3,935	4,003,388
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	8,050	8,144,411
State of Tennessee (GO) Series A
5.000%, 05/01/24	10,925	10,925,000
5.000%, 11/01/24	1,000	1,006,872
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,420	1,428,743
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,030	1,036,341
¤ 5.000%, 11/01/34 (Pre-refunded @ $100, 11/1/24)	1,325	1,333,158
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/24)	1,620	1,629,974
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,195	1,202,357

TOTAL TENNESSEE		38,798,240

	Face Amount^	Value†
	(000)
TEXAS — (13.9%)
Alamo Community College District (GO)
5.000%, 08/15/24	7,150	$7,173,120
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	695	702,147
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	3,210	3,271,896
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,565	1,593,646
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/35 (Pre-refunded @ $100, 7/1/25)	1,000	1,016,806
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,095	2,130,209
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/25	185	186,325
City of Allen (GO)
5.000%, 08/15/25	950	967,029
City of Arlington (GO) Series A
5.000%, 08/15/24	2,575	2,583,549
City of Austin (GO)
5.000%, 09/01/24	2,810	2,820,558
5.000%, 09/01/25	1,000	1,020,474
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	270	273,916
5.000%, 07/01/26	860	885,756
City of Cedar Park (GO)
5.000%, 02/15/25	535	540,875
City of College Station (GO)
5.000%, 02/15/25	1,170	1,182,848
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,113,573

66

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Dallas (GO)
5.000%, 02/15/25	4,205	$4,251,178
City of Denton (GO)
5.000%, 02/15/25	995	1,005,618
City of El Paso (GO)
5.000%, 08/15/24	690	692,192
City of Houston (GO) Series A
5.000%, 03/01/25	7,050	7,132,125
City of Irving (GO)
5.000%, 09/15/24	950	953,925
City of Lubbock (GO)
5.000%, 02/15/25	5,470	5,530,495
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/25	520	526,816
City of McKinney (GO)
5.000%, 08/15/24	5,355	5,371,240
City of Temple (GO) Series A
5.000%, 08/01/24	100	100,273
5.000%, 08/01/25	160	162,964
5.000%, 08/01/26	100	103,224
City of Temple (GO) Series B
5.000%, 08/01/25	100	101,853
5.000%, 08/01/26	160	165,158
City of Victoria (GO)
5.000%, 08/15/24	2,185	2,190,937
Clear Lake City Water Authority (GO)
5.000%, 03/01/25	200	202,199
5.000%, 03/01/26	250	255,710
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/24	425	425,559
5.000%, 08/15/25	440	444,734
County of Bell (GO)
¤ 5.000%, 08/15/31 (Pre-refunded @ $100, 8/15/24)	2,500	2,507,743
County of Bexar (GO)
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,160	2,162,301
County of Harris (GO) Series A
5.000%, 10/01/24	1,070	1,075,183
County of Midland (GO)
5.000%, 02/15/26	2,295	2,356,293

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
County of San Patricio (GO)
5.000%, 04/01/25	200	$202,254
County of Tarrant (GO)
5.000%, 07/15/24	355	355,812
5.000%, 07/15/25	445	452,808
County of Williamson (GO)
5.000%, 02/15/25	1,880	1,901,522
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	190	192,131
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,635	2,664,551
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,745	1,789,434
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,480	1,492,156
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,495	2,558,532
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	360	367,481
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,006,157
5.000%, 11/01/25	1,980	2,021,600
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	2,995	3,013,440
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,070	1,082,499
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	380	381,207

67

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dickinson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	535	$541,125
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,090	1,093,587
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	1,000	1,003,291
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,460,644
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	330	331,693
5.000%, 05/15/27	800	834,529
Humble Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/29	2,500	2,506,737
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	190	190,486
5.000%, 08/01/25	125	127,208
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/42 (Pre-refunded @ $100, 8/15/24)	3,400	3,408,582
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	255	257,919
Katy Independent School District (GO) (PSF-GTD) Series B
4.000%, 02/15/33	1,790	1,790,168
Lower Colorado River Authority (RB)
5.000%, 05/15/24	2,585	2,585,856
5.000%, 05/15/25	275	278,948
5.000%, 05/15/26	1,800	1,854,133
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	1,515	1,515,501

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/24	1,355	$1,355,474
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	3,705	3,747,414
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,125	2,163,324
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	893,572
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,355	7,379,667
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	655	656,872
Permanent University Fund-University of Texas System (RB) Series A
5.000%, 07/01/25	300	305,386
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	6,860	6,938,000
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	650	657,138
Reagan County Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,250	1,262,853
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,500	1,504,721
Socorro Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,865	1,870,509

68

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
State of Texas (GO)
5.000%, 10/01/25	1,690	$1,691,941
State of Texas (GO) Series A
5.000%, 10/01/24	3,285	3,302,897
¤ 5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/24)	1,675	1,682,228
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	13,325	13,390,714
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	4,830	4,853,820
State of Texas (GO) Series B
5.000%, 08/01/24	2,135	2,141,349
State of Texas (GO) Series C
5.000%, 08/01/24	680	682,022
Tarrant County College District (GO)
5.000%, 08/15/24	3,305	3,314,739
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/26	365	374,491
Texas Transportation Commission (GO)
5.000%, 04/01/25	3,810	3,862,444
Texas Transportation Commission State Highway Fund (RB)
5.000%, 04/01/25	3,335	3,375,795
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/25	555	556,414
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/24	640	642,036
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	660	666,705

		Face Amount^	Value†
		(000)
TEXAS — (Continued)
United Independent School District (GO) (PSF-GTD)
¤	5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/24)	2,550	$2,557,167
¤	5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	3,255	3,264,148
¤	5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/24)	4,465	4,477,549
Waco Independent School District (GO) (PSF-GTD)
	5.000%, 08/15/25 250		254,576
	5.000%, 08/15/26 100		103,451
¤	5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	2,275	2,281,394
¤	4.000%, 08/15/30 (Pre-refunded @ $100, 8/15/24)	2,015	2,015,011
¤	4.000%, 08/15/32 (Pre-refunded @ $100, 8/15/24)	3,890	3,890,022
¤	4.000%, 08/15/33 (Pre-refunded @ $100, 8/15/24)	6,125	6,125,034
¤	4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,670	2,670,015
¤	4.000%, 08/15/36 (Pre-refunded @ $100, 8/15/24)	6,890	6,890,039
West Travis County Public Utility Agency (RB) (AGM)
	6.500%, 08/15/25 675		698,154
	6.500%, 08/15/26 280		298,304
Wylie Independent School District/Collin County (GO) (PSF-GTD)
	5.000%, 08/15/25 150		152,954
Ysleta Independent School District (GO) (PSF-GTD)
¤	5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	4,740	4,825,784

TOTAL TEXAS			214,218,565

69

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (0.5%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/25	2,200	$2,227,461
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	1,340	1,353,910
Ogden City School District Municipal Building Authority (RB) (BAM)
5.000%, 01/15/25	500	504,684
State of Utah (GO) Series B
5.000%, 07/01/24	3,360	3,366,447

TOTAL UTAH		7,452,502

VIRGINIA — (0.3%)
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 10/01/24	1,465	1,472,680
City of Salem (GO)
5.000%, 05/01/24	2,410	2,410,000
Virginia Public Building Authority (RB) Series A
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,002,786

TOTAL VIRGINIA		4,885,466

WASHINGTON — (5.9%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	6,000	6,144,574
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,305	1,307,424
City of Seattle (GO)
4.000%, 12/01/32	1,360	1,365,743
City of Seattle (GO) Series B
5.000%, 12/01/24	1,125	1,133,909
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	775	781,004

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
County of King (GO)
5.000%, 12/01/24	2,705	$2,726,576
5.000%, 12/01/25	2,640	2,705,531
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,008,625
County of King (GO) Series A
5.000%, 12/01/25	2,560	2,623,545
County of King (GO) Series B
5.000%, 12/01/24	3,705	3,734,766
5.000%, 12/01/25	4,995	5,118,987
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 1/1/25)	1,105	1,114,893
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,405	1,417,579
Energy Northwest (RB)
5.000%, 07/01/26	525	533,194
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	1,970	1,973,141
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/24	3,340	3,366,641
5.000%, 12/01/25	1,380	1,413,612
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	905	923,261
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,115	3,114,878
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,000	10,075,170

70

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	400	$403,168
3.500%, 12/01/25	750	748,588
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	2,755	2,776,046
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	6,000	6,045,836
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	2,250	2,303,800
¤ 5.000%, 12/01/36 (Pre-refunded @ $100, 12/1/24)	1,600	1,612,223
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	900	921,223
State of Washington (GO)
5.000%, 06/01/24	1,725	1,726,507
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	5,465	5,513,313
State of Washington (GO) Series B
5.000%, 07/01/24	2,295	2,299,289
5.000%, 07/01/26	2,845	2,850,328
State of Washington (GO) Series R-2018D
5.000%, 08/01/24	560	561,652
State of Washington (GO) Series R-2022C
5.000%, 07/01/24	10,420	10,439,476
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	125	128,272

TOTAL WASHINGTON		90,912,774

	Face Amount^	Value†
	(000)
WEST VIRGINIA — (0.7%)
West Virginia University (RB) Series A
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	10,115	$10,162,803

WISCONSIN — (2.7%)
City of Kenosha (GO)
4.000%, 09/01/24	365	365,065
4.000%, 09/01/25	725	728,974
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,040	3,067,932
5.000%, 04/01/27	1,060	1,095,031
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,391,528
5.000%, 07/01/26	1,275	1,312,437
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	1,000	1,000,000
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	2,115	2,129,118
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/24	1,365	1,365,000
State of Wisconsin (GO) Series A
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	2,035	2,063,841
State of Wisconsin (GO) Series C
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,025	2,025,000
State of Wisconsin (GO) Series D
¤ 5.000%, 05/01/35 (Pre-refunded @ $100, 5/1/24)	9,000	9,000,000
Wisconsin Department of Transportation (RB) Series 1
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/24)	2,000	2,003,521

71

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CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	14,090	$14,345,466

TOTAL WISCONSIN		41,892,913

TOTAL MUNICIPAL BONDS (Cost $1,495,041,053)		1,488,510,516

COMMERCIAL PAPER — (2.0%)
California Educational Facilities Authority
3.300%, 05/02/24	3,625	3,624,914
California Statewide Communities Development Authority
3.450%, 05/15/24	5,500	5,499,258
3.550%, 06/05/24	7,000	6,998,506

	Face Amount^	Value†
	(000)
County of Harris
0.001%, 06/13/24	1,720	$1,719,440
Massachusetts Health & Educational Facilities Authority
3.150%, 05/07/24	5,564	5,563,483
3.310%, 06/06/24	8,000	7,995,265

TOTAL COMMERCIAL PAPER (Cost $31,409,000)		31,400,866

	Shares
INVESTMENT COMPANIES — (1.3%)
BlackRock Liquidity Funds MuniCash (Cost $20,010,174)	20,008,254	20,010,255

TOTAL INVESTMENTS — (100.0%) (Cost $1,546,460,227)		$1,539,921,637

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,488,510,516	—	$1,488,510,516
Commercial Paper	—	31,400,866	—	31,400,866
Investment Companies	$20,010,255	—	—	20,010,255

Total Investments in Securities	$20,010,255	$1,519,911,382	—	$1,539,921,637

See accompanying Notes to Financial Statements.

72

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.6%)
Mobile County Board of School Commissioners (RB) (BAM)
5.000%, 03/01/29	575	$618,480
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/30	810	884,867
4.000%, 03/01/33	1,230	1,267,685
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	698,338
State of Alabama (GO) Series C
5.000%, 08/01/24	3,000	3,008,400
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,287,253

TOTAL ALABAMA		7,765,023

ALASKA — (0.2%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	322,210
Municipality of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,776,302
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/27	210	213,333

TOTAL ALASKA		3,311,845

ARIZONA — (1.7%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	2,035,559
City of Tucson (GO) Series A
5.000%, 07/01/24	700	701,300

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	$266,010
5.000%, 07/01/29	500	540,629
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	250,419
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,104,006
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,400	2,507,145
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,000	3,169,098
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,256,469
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 12/01/36	7,965	8,065,014

TOTAL ARIZONA		22,895,649

ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,100	2,244,598
County of Pulaski (RB)
5.000%, 03/01/37	500	548,406

TOTAL ARKANSAS		2,793,004

73

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (2.9%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	$4,427,149
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,331,867
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	1,000,319
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	816,920
Santa Clara Unified School District (GO)
4.000%, 07/01/32	10,755	10,757,940
State of California (GO)
5.000%, 08/01/25	2,765	2,819,632
5.000%, 08/01/26	2,250	2,333,501
3.500%, 08/01/27	800	806,518
5.000%, 11/01/27	5,610	5,962,414
5.000%, 04/01/29	2,000	2,182,695
5.000%, 10/01/31	1,885	2,145,020
5.000%, 10/01/35	1,785	1,837,356
4.000%, 10/01/36	2,410	2,489,808
5.000%, 10/01/41	1,235	1,340,839

TOTAL CALIFORNIA		40,251,978

COLORADO — (1.7%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	815	849,101
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	4,290	4,348,872
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,190,373
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	450,675

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	$1,080,553
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,160,185
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	32,155
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	337,227
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,309,195
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	876,690

TOTAL COLORADO		23,635,026

CONNECTICUT — (0.9%)
City of Bristol (GO)
5.000%, 03/15/29	830	908,981
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,045,322
5.000%, 08/01/29	1,000	1,057,948
City of Waterbury (GO)
5.000%, 08/01/29	625	686,478
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,391,652
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	742,334
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	993,568

TOTAL CONNECTICUT		12,826,283

DELAWARE — (0.2%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	45,749
State of Delaware (GO)
5.000%, 02/01/29	2,000	2,187,755

74

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CONTINUED

	Face Amount^	Value†
	(000)
DELAWARE — (Continued)
State of Delaware (GO) Series B
5.000%, 07/01/24	470	$470,886

TOTAL DELAWARE		2,704,390

DISTRICT OF COLUMBIA — (1.0%)
District of Columbia (GO) Series A
5.000%, 06/01/24	1,485	1,486,310
5.000%, 06/01/25	1,500	1,525,215
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	2,525	2,609,146
5.000%, 07/01/27	8,285	8,698,103

TOTAL DISTRICT OF COLUMBIA		14,318,774

FLORIDA — (5.2%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,696,201
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	604,108
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,574,710
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,166,305
4.000%, 07/01/35	1,750	1,822,602
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,518,592
4.000%, 07/01/35	1,100	1,103,045
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	825	939,200
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	269,477
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	314,390

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	$2,259,037
4.000%, 09/01/38	5,000	4,955,580
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,057,230
County of Miami-Dade (GO) Series A
5.000%, 07/01/25	2,295	2,335,030
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,571,742
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,619,593
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,016,869
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,310	1,392,760
5.000%, 11/15/29	1,060	1,141,685
5.000%, 11/15/30	1,220	1,328,556
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,945,406
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	511,680
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,196,665
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	665	722,548
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	500,969
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	108,089

75

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/36	1,985	$2,212,625
5.000%, 08/01/37	3,000	3,299,397
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,070,550
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,103,672
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	168,548
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	720,395
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,000	1,053,871
5.000%, 07/01/35	6,010	6,772,377
State of Florida (GO) Series A
5.000%, 06/01/24	1,400	1,401,292
5.000%, 06/01/25	2,500	2,543,358
State of Florida (GO) Series C
5.000%, 06/01/27	2,045	2,159,089
State of Florida (GO) (ST GTD) Series A
5.000%, 06/01/27	6,580	6,947,094

TOTAL FLORIDA		72,124,337

GEORGIA — (1.9%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,049,545
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	761,753
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,014,979
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	267,873

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	$137,742
5.000%, 10/01/29	265	283,314
5.000%, 10/01/30	285	307,880
State of Georgia (GO) Series A
5.000%, 07/01/27	6,090	6,444,373
State of Georgia (GO) Series C
4.000%, 07/01/29	1,140	1,199,938
State of Georgia (GO) Series C-1
5.000%, 07/01/26	9,210	9,550,102
State of Georgia (GO) Series E
5.000%, 12/01/26	3,080	3,220,336

TOTAL GEORGIA		26,237,835

HAWAII — (1.4%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/24	2,045	2,056,000
5.000%, 10/01/25	1,925	1,968,352
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	676,254
5.000%, 07/01/25	845	860,254
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,550,382
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	1,677,089
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,522,713

TOTAL HAWAII		19,311,044

IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	305,357

ILLINOIS — (3.1%)
Chicago O’Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	5,010,020

76

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CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/33	860	$866,786
Chicago O’Hare International Airport (RB) Series D
5.250%, 01/01/36	170	177,735
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	76,115
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,281,786
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,108,398
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,014,092
5.000%, 12/01/25	1,180	1,209,252
Cook County School District No. 78 Rosemont (GO) (AGM)
5.000%, 12/01/34	1,000	1,090,220
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	2,043,498
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	285	310,988
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,450	3,737,596
5.000%, 08/15/34	2,380	2,637,512
5.000%, 08/15/35	2,220	2,449,012
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,441,492
4.000%, 02/15/33	2,805	2,828,780
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	934,119
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,495,513

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	$1,338,142
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,955,996
University of Illinois (RB) Series A
5.000%, 04/01/30	640	703,661
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/26	425	432,723
5.000%, 01/01/27	630	651,007
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	559,994

TOTAL ILLINOIS		43,354,437

INDIANA — (0.7%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,742,481
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	394,542
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,505,978
Indiana Municipal Power Agency (RB) Series A
5.000%, 01/01/35	1,365	1,399,782
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	520,534

TOTAL INDIANA		9,563,317

IOWA — (0.6%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/29	1,470	1,522,069
4.000%, 06/01/30	1,090	1,134,844

77

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CONTINUED

	Face Amount^	Value†
	(000)
IOWA — (Continued)
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	$2,083,611
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,079,566
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,151,510

TOTAL IOWA		7,971,600

KANSAS — (0.4%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,445,967
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,196,874
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	1,990,702
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,583,521

TOTAL KANSAS		6,217,064

KENTUCKY — (1.6%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	387,547
5.000%, 04/01/36	1,520	1,674,332
5.000%, 04/01/37	1,600	1,746,582
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,101,706
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	1,625	1,704,508
5.000%, 08/01/31	920	931,486
5.000%, 04/01/33	3,500	3,642,550

	Face Amount^	Value†
	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	$698,420
5.000%, 06/01/30	560	616,631
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	156,955
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,968,349
5.000%, 05/15/43	3,935	4,302,462
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,041,366

TOTAL KENTUCKY		21,972,894

LOUISIANA — (0.8%)
Ascension Parish School Board (GO)
5.000%, 03/01/29	380	409,800
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,049,638
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,127,999
5.000%, 12/01/33	1,195	1,318,417
5.000%, 12/01/34	2,370	2,608,251
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,100,325
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	363,567
4.000%, 03/01/30	400	413,956
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	443,704
State of Louisiana (GO)
4.000%, 05/01/31	1,150	1,153,627

TOTAL LOUISIANA		10,989,284

78

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CONTINUED

	Face Amount^	Value†
	(000)
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	$527,075
5.000%, 07/01/29	480	513,154
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,109,837

TOTAL MAINE		3,150,066

MARYLAND — (5.9%)
County of Anne Arundel (GO)
5.000%, 10/01/29	5,560	6,145,788
5.000%, 10/01/43	2,280	2,506,508
County of Baltimore (GO)
3.000%, 11/01/24	1,000	993,116
5.000%, 03/01/27	4,145	4,356,423
5.000%, 11/01/27	2,200	2,344,217
5.000%, 03/01/28	4,000	4,288,932
County of Frederick (GO) Series A
5.000%, 08/01/27	4,725	4,997,683
County of Howard (GO) Series A
5.000%, 02/15/28	1,220	1,306,924
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,722,488
County of Montgomery (GO) Series C
5.000%, 10/01/27	8,545	9,089,258
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,690,439
County of Prince George’s (GO) Series A
4.000%, 07/01/26	2,000	2,032,476
3.000%, 09/15/27	10,950	10,786,387
State of Maryland (GO) Series A
5.000%, 03/15/26	2,500	2,577,685
5.000%, 08/01/27	5,170	5,480,426
5.000%, 06/01/37	3,000	3,389,305
State of Maryland (GO) Series B
5.000%, 08/01/27	6,115	6,482,167
5.000%, 08/01/28	2,000	2,162,329

TOTAL MARYLAND		81,352,551

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (3.3%)
City of Boston (GO) Series A
5.000%, 03/01/28	2,300	$2,484,270
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	901,805
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,502,065
5.000%, 06/15/25	1,565	1,592,878
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	316,032
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	5,950	6,419,641
4.000%, 02/01/39	1,000	1,015,935
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,064,283
5.000%, 08/01/40	12,000	13,400,237
5.000%, 08/01/41	5,000	5,537,988
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	4,010	4,268,314
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	3,718,700
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	182,324
5.000%, 07/01/37	2,680	2,830,700

TOTAL MASSACHUSETTS		46,235,172

MICHIGAN — (0.7%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,170,468
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,674,508
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,030	1,106,149

79

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CONTINUED

	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Oakland University (RB) Series A
5.000%, 03/01/29	695	$750,109
5.000%, 03/01/30	805	881,178
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	293,803
5.000%, 05/01/30	225	249,396
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,425,643

TOTAL MICHIGAN		9,551,254

MINNESOTA — (1.5%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,182,659
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,658,620
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	719,968
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	684,393
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,159,126
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,358,521
5.000%, 08/01/28	2,305	2,493,999
State of Minnesota (GO) Series D
5.000%, 08/01/24	500	501,562
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	354,035

TOTAL MINNESOTA		20,112,883

	Face Amount^	Value†
	(000)
MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,270	$9,844,308

MISSOURI — (0.9%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,245,997
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,176,571
5.000%, 02/01/37	400	451,537
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,000	1,086,141
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	790	841,568
City of Wentzville (COP)
5.000%, 11/01/32	600	623,174
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,450	1,554,730
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	2,000	2,053,214

TOTAL MISSOURI		13,032,932

MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	403,612

NEBRASKA — (1.2%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,424,538
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,389,625
5.000%, 12/01/42	3,635	3,966,592
Omaha Public Power District (RB) Series C
5.000%, 02/01/39	4,990	5,028,216
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	656,079

80

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CONTINUED

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Public Power Generation Agency (RB) Series A
5.000%, 01/01/29	45	$45,315

TOTAL NEBRASKA		16,510,365

NEVADA — (2.1%)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,142,597
County of Clark (GO) Series A
5.000%, 07/01/25	2,700	2,744,100
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	500,731
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,130,393
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	2,850	3,061,196
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	781,436
5.000%, 07/01/28	2,670	2,846,226
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,915	2,058,493
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,679,979
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,474,050
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,716,362
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	1,317,851

TOTAL NEVADA		29,453,414

NEW HAMPSHIRE — (0.2%)
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,657,784

	Face Amount^	Value†
	(000)
NEW HAMPSHIRE — (Continued)
State of New Hampshire (GO) Series C
5.000%, 12/01/24	450	$453,607

TOTAL NEW HAMPSHIRE		2,111,391

NEW JERSEY — (1.8%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,897,773
3.000%, 02/01/27	3,035	2,975,599
3.000%, 02/01/28	4,560	4,461,804
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,044,848
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	816,785
5.000%, 06/15/35	3,300	3,689,973
New Jersey Turnpike Authority (RB) Series E
5.000%, 01/01/33	2,645	2,669,747
Princeton (GO)
2.000%, 12/15/24	1,790	1,759,094
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,000	1,071,378
5.000%, 06/01/29	500	545,363
4.000%, 06/01/31	2,455	2,604,840
Township of Montville (GO)
3.000%, 10/01/25	505	498,246

TOTAL NEW JERSEY		25,035,450

NEW MEXICO — (0.6%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	539,683
City of Albuquerque (GO) Series A
5.000%, 07/01/24	2,800	2,804,737
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,035,890
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,004,622

81

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CONTINUED

	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	$2,113,350

TOTAL NEW MEXICO		8,498,282

NEW YORK — (5.0%)
City of New York (GO) Series A
5.000%, 08/01/24	2,610	2,618,152
5.000%, 08/01/26	2,015	2,084,864
5.000%, 08/01/33	1,635	1,638,540
City of New York (GO) Series C
5.000%, 08/01/31	5,445	5,493,560
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,586,679
City of New York (GO) Series F-1
5.000%, 06/01/34	2,130	2,156,795
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	502,407
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,952,736
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,803,980
5.000%, 03/01/30	1,275	1,390,052
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,050	1,122,814
5.000%, 07/01/34	440	442,569
5.000%, 03/15/38	625	699,713
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,349,806
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	5,460	5,829,795
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,356,713
5.000%, 03/15/29	1,010	1,098,473
5.000%, 03/15/36	6,455	6,539,484

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	$3,275,566
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,488,494
5.000%, 03/15/27	5,880	6,175,856
New York State Urban Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	6,110,157
Port Authority of New York & New Jersey (RB) Series
243 5.000%, 12/01/37	540	614,221
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	181,319
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	553,657
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,395,725

TOTAL NEW YORK		69,462,127

NORTH CAROLINA — (2.0%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,767,568
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,639,499
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,713,494
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	172,208
County of Guilford (GO) Series B
5.000%, 05/01/24	2,500	2,500,000
County of Wake (GO)
5.000%, 04/01/25	2,000	2,027,349

82

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Wake (GO) Series A
5.000%, 03/01/28	2,010	$2,156,658
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,502,299
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	1,627,174
State of North Carolina (RB)
5.000%, 03/01/25	1,000	1,011,623
5.000%, 03/01/33	50	54,234
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,105	5,501,546

TOTAL NORTH CAROLINA		27,673,652

NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,338,505

OHIO — (3.6%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	272,155
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	248,448
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,014,437
City of Columbus (GO) Series
1 5.000%, 07/01/26	4,260	4,408,375
City of Columbus (GO) Series
2017-1 4.000%, 04/01/27	1,290	1,320,669
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	9,063,342
County of Butler (RB)
4.000%, 11/15/35	1,000	917,599

	Face Amount^	Value†
	(000)
OHIO — (Continued)
County of Montgomery (RB)
5.000%, 08/01/30	1,350	$1,456,560
4.000%, 08/01/39	1,400	1,380,849
State of Ohio (GO) Series A
5.000%, 06/15/38	3,000	3,060,795
State of Ohio (GO) Series A
5.000%, 06/15/24	800	801,072
5.000%, 09/01/25	1,000	1,021,218
State of Ohio (GO) Series B
5.000%, 08/01/24	970	972,885
5.000%, 09/01/24	2,665	2,676,042
5.000%, 09/01/27	640	678,502
5.000%, 09/15/27	1,725	1,830,234
State of Ohio (GO) Series C
5.000%, 08/01/27	7,150	7,567,475
State of Ohio (GO) Series U
5.000%, 05/01/28	4,360	4,681,098
State of Ohio (GO) Series W
4.000%, 05/01/24	785	785,000
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,387,974
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,009,061

TOTAL OHIO		49,553,790

OKLAHOMA — (0.8%)
City of Tulsa (GO)
5.000%, 03/01/26	4,000	4,116,976
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,660,347
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,576,611

83

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CONTINUED

	Face Amount^	Value†
	(000)
OKLAHOMA — (Continued)
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	$1,430,249
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	752,615

TOTAL OKLAHOMA		11,536,798

OREGON — (2.6%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	656,169
City of Portland (GO) Series A
5.000%, 06/15/24	400	400,528
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	1,614,658
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,572,883
City of Salem (GO)
5.000%, 06/01/25	530	538,476
Clackamas & Washington Counties School District ` No. 3 (GO) (SCH BD GTY)
5.000%, 06/15/28	4,445	4,511,830
County of Washington (GO)
5.000%, 03/01/25	1,000	1,011,403
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,695	4,953,632
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,329,725
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	1,055	1,147,523

	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series F
5.000%, 05/01/34	1,510	$1,554,657
State of Oregon (GO) Series G
5.000%, 12/01/24	2,290	2,307,829
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	150,993
5.000%, 11/15/41	1,515	1,669,795
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,683,315
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,450	2,584,962
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	1,000	1,001,259
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,045,916

TOTAL OREGON		35,735,553

PENNSYLVANIA — (1.4%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,574,155
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	586,746
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	231,033
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,348,384

84

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CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
County of Lebanon (GO) (AGM)
4.000%, 10/15/27	150	$153,948
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	929,492
County of Montgomery (GO) Series A
5.000%, 01/01/25	2,390	2,411,955
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	711,749
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	422,768
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,327,427
Pennsylvania State University (RB) Series E
5.000%, 03/01/25	540	546,695
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,600,809
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,807,245
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	344,272

TOTAL PENNSYLVANIA		18,996,678

RHODE ISLAND — (0.4%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	969,788
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	267,453
5.000%, 12/01/42	890	986,957
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,489,401

TOTAL RHODE ISLAND		5,713,599

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (2.2%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	$2,169,263
County of Charleston (GO) Series A
5.000%, 11/01/29	8,145	9,025,604
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,042,057
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	989,768
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,447,442
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	4,765	4,922,797
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,016,566
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,195,905
5.000%, 03/01/38	4,000	4,447,627
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,850,054

TOTAL SOUTH CAROLINA		31,107,083

SOUTH DAKOTA — (0.2%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,190	2,191,652

TENNESSEE — (3.9%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,560,833

85

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CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	$1,918,984
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,659,398
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,096,486
County of Knox (GO)
5.000%, 06/01/29	1,750	1,917,355
County of Sumner (GO)
5.000%, 06/01/24	720	720,624
County of Williamson (GO)
5.000%, 04/01/39	2,670	3,005,181
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	6,003,052
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,795	4,008,909
4.000%, 07/01/28	10,085	10,437,626
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/30	1,005	1,113,722
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,015,298
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	8,101,312
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,019,592
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,069,638

TOTAL TENNESSEE		53,648,010

	Face Amount^	Value†
	(000)
TEXAS — (18.1%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	$1,003,234
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,799,212
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,459,859
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	605,313
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	752,087
5.000%, 08/01/25	250	254,693
5.000%, 08/01/27	2,300	2,434,373
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,775,239
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	15,628,610
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,856,361
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,157,787
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	5,041,751
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,597,592
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,000,448
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,020	1,071,059
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,464,125

86

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Amarillo (GO)
2.000%, 02/15/25	5,015	$4,907,188
4.000%, 02/15/25	1,620	1,626,109
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,600,295
5.000%, 08/15/37	1,995	2,230,165
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,218,982
City of Austin (GO)
5.000%, 09/01/24	1,215	1,219,559
5.000%, 09/01/38	790	882,418
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	983,267
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	895	988,080
5.000%, 11/15/41	1,715	1,873,819
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	590	638,525
5.000%, 07/01/30	1,040	1,142,721
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,840,670
City of Cedar Park (GO)
5.000%, 02/15/29	590	640,940
City of Celina (GO)
4.125%, 09/01/24	2,325	2,326,373
5.000%, 09/01/31	405	452,333
5.000%, 09/01/32	465	524,860
City of College Station (GO)
5.000%, 02/15/29	330	357,421
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	618,835
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,159,677
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	683,518
5.000%, 10/01/25	1,000	1,019,049

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
4.000%, 02/15/25	3,790	$3,801,367
5.000%, 02/15/29	2,150	2,317,740
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,650,424
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,665,345
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,057,425
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	9,470	9,571,789
City of Garland (GO)
5.000%, 02/15/25	2,030	2,050,244
City of Houston (GO) Series A
5.000%, 03/01/25	500	505,824
City of Irving (GO)
5.000%, 09/15/28	1,875	2,021,479
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,389,952
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	569,244
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,089,574
City of Pearland (GO)
5.000%, 03/01/25	3,885	3,926,117
City of Pflugerville (GO)
5.000%, 08/01/37	425	469,683
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,793,739
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,250	2,318,579
4.000%, 02/01/36	2,435	2,442,281
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	501,367
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,199,561
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	379,535

87

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	$742,426
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,323,920
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/24	410	410,116
5.000%, 08/15/37	2,000	2,232,739
County of Bexar (RB)
5.000%, 08/15/27	680	711,163
County of Collin (GO)
5.000%, 02/15/38	415	464,692
County of Harris (GO) Series A
5.000%, 10/01/24	1,000	1,004,844
5.000%, 10/01/29	1,990	2,177,564
County of San Patricio (GO)
5.000%, 04/01/29	150	161,699
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	925	1,001,480
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	819,641
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	501,588
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,003,291
5.000%, 08/15/37	250	277,566
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	500	500,242
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,006,869
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	470,306

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	$1,440,159
5.000%, 10/01/33	895	1,001,666
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,069,540
5.000%, 10/01/31	1,290	1,313,469
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,586,479
5.000%, 07/01/29	1,195	1,288,072
3.000%, 10/01/40	2,120	1,775,595
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	673,245
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,113,834
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,182,727
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,654,403
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,525,177
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,011,448
5.000%, 02/15/37	250	277,935
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/33	1,045	1,045,098
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	524,111

88

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	$2,006,467
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	515,932
5.000%, 05/15/32	1,475	1,644,780
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,105	1,192,481
5.000%, 05/15/41	1,600	1,698,154
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	542,004
5.000%, 05/15/30	400	439,686
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/24	5,715	5,734,585
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,020	2,178,795
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	3,500	3,589,886
5.000%, 01/01/27	1,910	1,994,424
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,003,377
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,217,969
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/25	1,880	1,917,267
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,750	1,936,310
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,250,106

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	$5,689,142
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,501,411
5.000%, 08/15/30	1,000	1,116,299
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,596,214
State of Texas (GO) Series A
5.000%, 10/01/28	1,180	1,202,491
State of Texas (GO) Series A
5.000%, 04/01/25	1,000	1,013,855
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	5,000	5,024,658
State of Texas (GO) Series B
5.000%, 08/01/39	1,900	1,918,066
5.000%, 08/01/41	1,200	1,209,230
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,226,944
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	200	214,693
5.000%, 07/01/30	455	495,468
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,473,923
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	500	542,108
5.000%, 02/01/30	1,000	1,102,046
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	891,897
Texas Transportation Commission State Highway Fund (RB)
5.250%, 04/01/26	300	310,684
5.000%, 10/01/26	4,385	4,564,234

89

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	$3,500,149
5.000%, 08/01/29	250	274,068
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/29	500	541,165
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	216,765
5.000%, 08/01/32	485	545,419
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	838,608
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	496,308
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	597,012
5.000%, 02/15/31	875	980,771
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,058,931
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	5,971,145

TOTAL TEXAS		251,826,847

UTAH — (1.5%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,796,957
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,135	2,370,697

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	$2,181,589
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,100,002
State of Utah (GO)
5.000%, 07/01/26	4,450	4,614,223
5.000%, 07/01/27	6,205	6,565,854
State of Utah (GO) Series B
5.000%, 07/01/24	1,010	1,011,938

TOTAL UTAH		20,641,260

VIRGINIA — (3.8%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	102,936
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,200	3,384,871
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,054,301
City of Norfolk (GO) (ST AID WITHHLDG)
5.000%, 08/01/28	2,425	2,622,674
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	314,009
5.000%, 09/01/37	550	621,315
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,148,192
5.000%, 11/01/42	2,040	2,252,058
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	3,170	3,177,104
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,438,225
City of Richmond (GO) Series B
5.000%, 07/15/25	3,000	3,054,657

90

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	$2,251,725
5.000%, 06/01/25	500	508,298
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,911,184
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,064,292
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,780,761
5.000%, 08/01/28	2,905	3,143,009
County of Henrico Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,395,547
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,509,816
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	512,775
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,783,442
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	440,087
5.000%, 01/01/29	530	563,746

TOTAL VIRGINIA		53,035,024

WASHINGTON — (6.9%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,015,378
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,001,858
5.000%, 07/01/25	900	916,248
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	335,671
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,024,043

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle (GO) Series A
5.000%, 12/01/26	3,060	$3,191,782
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,884,192
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/24	2,265	2,268,494
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	443,824
5.000%, 01/01/30	500	548,829
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	698,211
5.000%, 01/01/30	880	965,939
County of King (GO) Series A
5.000%, 06/01/28	3,565	3,837,806
5.000%, 06/01/29	2,050	2,245,032
County of King (GO) Series E
5.000%, 12/01/25	975	999,202
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,140	1,201,033
5.000%, 07/01/39	8,830	9,782,185
5.000%, 07/01/40	3,760	4,084,100
5.000%, 07/01/41	3,305	3,577,268
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,641,131
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,860,052
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	250	279,946
5.000%, 12/01/41	2,260	2,482,765
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,485,194
5.000%, 12/01/26	1,555	1,623,929

91

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	1,000	$1,002,516
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,096,185
State of Washington (GO) Series C
5.000%, 02/01/42	1,520	1,618,130
State of Washington (GO) Series D
5.000%, 02/01/37	1,410	1,440,622
State of Washington (GO) Series R-2022C
4.000%, 07/01/29	3,205	3,352,963
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,435	1,615,529
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,944,588
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,359,852
5.000%, 08/01/39	1,000	1,082,254
5.000%, 08/01/40	2,325	2,505,118
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,679,830
State of Washington (GO) Series B
5.000%, 07/01/24	2,000	2,003,738
State of Washington (GO) Series C
5.000%, 02/01/38	2,485	2,655,912
State of Washington (GO) Series D
5.000%, 06/01/25	1,500	1,524,895
State of Washington (GO) Series E
5.000%, 06/01/38	2,410	2,598,290

TOTAL WASHINGTON		95,874,534

WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	755	761,009
5.000%, 12/01/41	2,500	2,639,689

	Face Amount^	Value†
	(000)
WEST VIRGINIA — (Continued)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	$429,881
TOTAL WEST VIRGINIA		3,830,579
WISCONSIN — (2.8%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,086,846
5.000%, 10/01/26	920	958,257
City of Madison (GO) Series C
5.000%, 10/01/26	945	984,297
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	4,147,689
5.000%, 04/01/28	5,385	5,621,736
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,185	1,292,447
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,320,435
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	661,814
Racine Unified School District (GO) (AGM)
5.000%, 04/01/39	1,125	1,217,471
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,500	1,640,234
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,792,675
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,334,440
State of Wisconsin (GO) Series A
5.000%, 05/01/25	2,885	2,928,879
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,548,524
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,070	1,137,111

92

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CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	$4,317,975
WPPI Energy (RB) Series A
5.000%, 07/01/28	1,380	1,422,994

TOTAL WISCONSIN		39,413,824

TOTAL MUNICIPAL BONDS (Cost $1,411,798,965)		1,387,420,336

	Shares	Value
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $1,633,054)	1,632,931	$1,633,095

TOTAL INVESTMENTS — (100.0%) (Cost $1,413,432,019)		$1,389,053,431

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,387,420,336	—	$1,387,420,336
Investment Companies.	$1,633,095	—	—	1,633,095

Total Investments in Securities	$1,633,095	$1,387,420,336	—	$1,389,053,431

See accompanying Notes to Financial Statements.

93

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.0%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$701,294
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	329,930
4.000%, 02/01/38	750	713,492
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	246,324

TOTAL ALABAMA		1,991,040

ALASKA — (1.9%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	260,618
Borough of Matanuska-Susitna (RB)
5.250%, 09/01/28	370	376,943
Municipality of Anchorage (GO) Series A
4.000%, 09/01/34	2,945	2,959,577
Municipality of Anchorage (GO) Series C
4.000%, 09/01/34	2,000	2,009,899
State of Alaska (GO) Series B
5.000%, 08/01/29	1,210	1,228,854
State of Alaska (GO) Series A
5.000%, 08/01/36	250	274,454
State of Alaska (GO) Series B
5.000%, 08/01/30	575	583,889

TOTAL ALASKA		7,694,234

ARIZONA — (0.8%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,145	1,257,575

	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	$1,079,220
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	224,933
4.000%, 09/01/37	390	389,507
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	170,888

TOTAL ARIZONA		3,122,123

ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,915
5.000%, 09/01/30	10	10,698
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	220,920
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	225,506

TOTAL ARKANSAS		499,039

CALIFORNIA — (0.7%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	300,138
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	250	257,136
Hesperia Community Redevelopment Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	471,861

94

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	$262,241
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	308,950
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	171,539
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	213,138
Ukiah Public Financing Authority (RB) 4.000%, 04/01/28	475	483,951
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	196,507
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	98,766

TOTAL CALIFORNIA		2,764,227

COLORADO — (1.7%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	182,158
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	560	605,110
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	55	55,919
4.000%, 08/01/37	300	293,837
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	795	848,989
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	2,000	2,002,993

	Face Amount	Value†
	(000)
COLORADO — (Continued)
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	$337,502
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	990	1,021,264
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	244,320
5.000%, 09/01/36	300	328,711
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	421,797
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	301,733
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	300,933
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	136,760

TOTAL COLORADO		7,082,026

CONNECTICUT — (0.9%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	386,683
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	515,143
City of New Haven (GO) Series A
5.000%, 08/01/29	595	629,479
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	305	326,137
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	501,865
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	577,421
5.000%, 05/01/38	500	542,205

TOTAL CONNECTICUT		3,478,933

95

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	130	$141,346
DISTRICT OF COLUMBIA — (1.0%)
District of Columbia (RB)
5.000%, 04/01/26	140	143,151
District of Columbia (GO) Series D
5.000%, 06/01/36	1,660	1,713,779
District of Columbia (GO) Series A
4.000%, 10/15/39	1,610	1,625,032
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	430	460,211
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	290	305,124
TOTAL DISTRICT OF COLUMBIA		4,247,297
FLORIDA — (11.6%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,590,113
Brevard County School District (COP)
5.000%, 07/01/27	305	305,374
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	261,001
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	440	437,673
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/35	2,000	2,005,536
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	301,682
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	432,510
5.000%, 10/01/37	400	429,320

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	675	$688,438
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	2,295	2,341,593
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	270,811
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/24	1,040	1,045,067
5.000%, 10/01/25	1,375	1,400,371
City of Orlando Tourist Development Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	811,966
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	2,070	2,104,649
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,041,085
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,000	991,116
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	822,864
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	325	325,548
County of Miami-Dade (GO) Series B
4.000%, 07/01/33	1,505	1,498,969
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/30	595	610,766
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	750	815,671

96

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,495	$2,538,831
County of Pasco (GO) Series A
5.000%, 10/01/24	570	572,777
5.000%, 10/01/25	595	607,546
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	855	871,914
4.000%, 10/01/28	2,500	2,515,383
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	350	355,182
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	145	156,174
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/43	570	597,364
Hillsborough County School Board (COP)
5.000%, 07/01/30	685	729,219
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	595	601,437
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	855	895,326
JEA Water & Sewer System Revenue (RB) Series A
4.000%, 10/01/30	1,020	1,019,970
Marion County School Board (COP) (AGM)
5.000%, 06/01/42	1,000	1,084,982
5.000%, 06/01/43	1,000	1,081,588
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	395	418,174
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	305,573

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/24	1,000	$1,000,825
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	260	270,776
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	538,051
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,274,746
Polk County School District (COP) Series A
5.000%, 01/01/28	585	621,260
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	1,130	1,131,177
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	560	565,901
School Board of Miami-Dade County (COP) Series B
5.000%, 05/01/24	1,420	1,420,000
School District of Broward County (COP) Series A
5.000%, 07/01/32	560	572,268
South Florida Water Management District (COP)
3.000%, 10/01/31	450	422,408
5.000%, 10/01/36	1,395	1,421,775
Town of Longboat Key (GO)
5.000%, 08/01/24	410	411,128
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	552,347
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	264,925

TOTAL FLORIDA		47,351,150

97

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
GEORGIA — (0.7%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	$101,994
5.000%, 03/01/29	250	259,716
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	250	271,490
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	408,739
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	780	803,086
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	457,546
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	104,859
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	166,239
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	209,099
5.000%, 10/01/28	170	180,124

TOTAL GEORGIA		2,962,892

HAWAII — (0.4%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	343,724
4.000%, 07/01/39	700	695,303
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	488,663

TOTAL HAWAII		1,527,690

IDAHO — (0.1%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	425	436,268

	Face Amount	Value†
	(000)
ILLINOIS — (6.1%)
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	260	$284,937
Chicago O’Hare International Airport (RB) Series C
5.000%, 01/01/38	1,555	1,579,605
Chicago O’Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,079,172
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	106,596
5.000%, 01/01/44	200	212,042
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	603,849
5.000%, 06/01/29	1,230	1,309,305
City of Chicago (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,175	3,201,342
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,255	2,273,709
City of Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	141,283
5.000%, 03/01/29	360	363,270
Cook County Community Consolidated School District No. 15 Palatine (GO) Series A
5.250%, 12/15/24	1,265	1,275,928
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,024,790
Cook County Community Unit School District No. 401 Elmwood Park (GO)
4.000%, 12/01/24	290	290,048
Cook County High School District No. 202 Evanston Township (GO)
5.000%, 12/01/27	1,000	1,020,496

98

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	450	$446,135
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	155	169,134
4.000%, 11/15/39	100	96,848
5.000%, 11/15/42	1,255	1,341,184
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
¤ 5.000%, 02/01/27 (Pre-refunded @ $100, 2/1/26)	160	164,026
5.000%, 02/01/27	415	424,869
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	390	430,232
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	835	863,811
5.000%, 02/15/31	600	620,251
4.000%, 02/15/33	345	347,925
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	251,107
5.000%, 01/01/39	805	844,633
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	405	411,945
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	505,238
State of Illinois (GO)
5.500%, 01/01/30	1,000	1,103,422
4.000%, 06/01/37	100	96,945
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	907,606
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	518,918

	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM)
5.000%, 01/01/27	245	$248,921
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	307,858

TOTAL ILLINOIS		24,867,380

INDIANA — (1.1%)
Ball State University (RB) Series R
5.000%, 07/01/29	290	304,086
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	291,388
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	425,879
4.000%, 02/01/34	750	778,414
5.000%, 10/01/41	510	553,902
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,591,553
Indiana State University (RB) Series T
4.000%, 10/01/39	110	109,415
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	364,374

TOTAL INDIANA		4,419,011

IOWA — (1.5%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/24	1,215	1,214,844
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,375	1,395,642
Waukee Community School District (GO) Series A
5.000%, 06/01/24	3,535	3,537,482

TOTAL IOWA		6,147,968

99

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
KANSAS — (0.5%)
City of Olathe (GO) Series A
5.000%, 08/01/24	2,110	$2,114,335
KENTUCKY — (1.6%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	263,532
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,057,934
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	736,238
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	115	115,313
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	526,490
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	535	573,992
Kentucky State Property & Building Commission (RB) Series B
5.000%, 11/01/24	1,500	1,509,423
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,080	1,113,540
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	410,644
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	390	391,986

TOTAL KENTUCKY		6,699,092

LOUISIANA — (1.4%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,095,676

	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	$148,121
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	304,848
Lafourche Parish School Board (GO)
5.000%, 03/01/28	625	662,008
5.000%, 03/01/29	40	43,044
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	268,605
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	219,629
State of Louisiana (GO)
4.000%, 05/01/34	2,245	2,251,215
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	531,111

TOTAL LOUISIANA		5,524,257

MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	239,560

MARYLAND — (0.2%)
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	964,906

MASSACHUSETTS — (0.5%)
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	348,126
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	490	503,626
5.000%, 10/01/29	150	161,744

100

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	$834,256

TOTAL
MASSACHUSETTS		1,847,752

MICHIGAN — (1.7%)
Central Michigan University (RB)
4.000%, 10/01/35	450	462,955
4.000%, 10/01/36	470	478,204
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	838,009
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	510	523,004
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	670,407
4.000%, 03/01/34	320	324,607
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	241,722
Ferris State University (RB)
5.000%, 10/01/27	480	494,430
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	215	229,223
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	180	180,726
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	521,695
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,205	1,241,920
4.000%, 11/15/35	295	286,650
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	540,904

TOTAL MICHIGAN		7,034,456

	Face Amount	Value†
	(000)
MINNESOTA — (0.3%)
City of St. Cloud (RB) Series B
5.000%, 05/01/24	1,000	$1,000,000
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	241,091
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	60	61,293

TOTAL MINNESOTA		1,302,384

MISSISSIPPI — (0.2%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	648,810

MISSOURI — (0.7%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	388,485
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
4.000%, 07/01/34	500	520,773
5.000%, 11/15/38	1,020	1,064,284
Health & Educational Facilities Authority of the State of Missouri (RB) Series E
5.000%, 11/15/29	350	375,470
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	133,198
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	16,386
5.000%, 03/01/33	450	490,282

TOTAL MISSOURI		2,988,878

MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	504,515

101

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NEBRASKA — (0.2%)
Public Power Generation Agency (RB)
5.000%, 01/01/41	1,000	$1,013,632

NEVADA — (2.4%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	560	599,470
Clark County School District (GO) Series A
5.000%, 06/15/28	495	518,378
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	395,045
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	425	463,169
5.000%, 07/01/40	500	530,283
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	300	326,644
County of Washoe (GO)
5.000%, 07/01/24	735	736,244
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	355	386,238
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,354,840
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	260,955
State of Nevada (GO) Series D
5.000%, 04/01/27	2,370	2,401,147
Washoe County School District (GO)
5.000%, 06/01/25	1,505	1,528,587
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	305	311,487

TOTAL NEVADA		9,812,487

	Face Amount	Value†
	(000)
NEW JERSEY — (1.8%)
City of New Brunswick (GO)
4.750%, 05/31/24	1,700	$1,700,390
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	502,385
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	159,383
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	331,364
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	316,091
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	105,415
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	155,114
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	777,890
5.250%, 06/15/31	285	289,861
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	757,900
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	704,007
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	366,057
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,015	1,016,613

TOTAL NEW JERSEY		7,182,470

NEW YORK — (1.5%)
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	1,015	1,015,727

102

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	$1,057,762
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	155,207
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	722,061
5.000%, 12/01/28	315	325,618
New York City Industrial Development Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	472,209
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	760	760,298
Palmyra Macedon Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/13/24	1,600	1,601,137

TOTAL NEW YORK		6,110,019

NORTH CAROLINA — (1.2%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,495	1,521,145
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,597,052
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	494,336
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	410	440,542
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,049,790

TOTAL NORTH CAROLINA		5,102,865

NORTH DAKOTA — (0.0%)
City of Grand Forks (RB)
5.000%, 12/01/29	175	178,837

	Face Amount	Value†
	(000)
OHIO — (0.8%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	225	$238,148
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	193,532
County of Butler (RB)
4.000%, 11/15/35	1,000	917,599
County of Montgomery (RB)
5.000%, 08/01/28	370	390,937
4.000%, 08/01/39	600	591,792
4.000%, 08/01/40	500	488,044
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	9,656
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	320	330,580

TOTAL OHIO		3,160,288

OKLAHOMA — (1.0%)
City of Bixby (GO) Series A
4.000%, 06/01/26	1,000	1,010,735
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,912,733
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	775,148
University of Oklahoma (RB) Series C
5.000%, 07/01/27	215	221,697

TOTAL OKLAHOMA		3,920,313

OREGON — (0.3%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	222,396
Metro (RB)
5.000%, 06/15/30	225	235,151
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	591,045
5.000%, 05/15/37	200	209,942

TOTAL OREGON		1,258,534

103

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
PENNSYLVANIA — (3.8%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	$1,311,796
4.000%, 07/15/38	1,125	1,123,875
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	267,973
Chester County School Authority (RB)
5.000%, 03/01/28	290	297,229
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	813,351
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	549,718
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	839,555
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	252,157
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	566,163
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	413,000
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	259,094
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	530,796
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	955	989,516
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/28	1,000	1,001,723
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	249,134
5.000%, 05/01/34	1,260	1,277,803

	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,565	$1,605,489
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,365,229
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	265,855
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	521,084
5.000%, 09/01/31	780	866,314
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	263,538

TOTAL PENNSYLVANIA		15,630,392

RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	160	163,069

SOUTH CAROLINA — (1.4%)
Berkeley County School District (GO) (SCSDE) Series A
5.000%, 05/30/24	2,525	2,526,488
College of Charleston (RB) Series A
3.000%, 04/01/32	750	720,822
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	463,316
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	508,283
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	1,069,101
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	630	632,189

TOTAL SOUTH CAROLINA		5,920,199

104

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
SOUTH DAKOTA — (0.5%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	$894,535
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	126,714
South Dakota State Building Authority (RB) Series E
¤ 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	1,180	1,180,890

TOTAL SOUTH DAKOTA		2,202,139

TENNESSEE — (2.9%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	1,050	1,067,537
City of Jackson (GO)
5.000%, 06/01/24	1,000	1,000,801
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	966,709
5.000%, 07/01/25	970	986,932
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,050	2,110,319
County of Maury (GO)
5.000%, 04/01/25	895	906,683
County of Sumner (GO)
5.000%, 06/01/24	940	940,814
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	696,913
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	655	674,595

	Face
	Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	125	$128,860
5.000%, 07/01/31	1,000	1,098,454
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,065	1,102,678

TOTAL TENNESSEE		11,681,295

TEXAS — (24.7%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	318,619
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,618,393
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	579,878
5.000%, 02/15/42	250	267,661
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	200,090
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)
	1,325	1,347,268
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	531,727
4.000%, 01/01/40	755	744,652
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,394,386
City of Austin (GO)
5.000%, 09/01/27	1,330	1,335,680
City of Austin (GO) Series A
5.000%, 09/01/24	235	235,883
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	415	428,990

105

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,110	$2,157,855
City of Austin Water & Wastewater System Revenue (RB)
¤ 5.000%, 11/15/24 (Pre-refunded @ $100, 5/15/24)	675	675,189
5.000%, 11/15/24	15	15,013
City of Celina (GO)
4.125%, 09/01/25	1,000	1,007,117
City of Dallas (GO)
5.000%, 02/15/34	1,855	1,868,543
City of Dallas (GO) Series B
5.000%, 02/15/27	5,000	5,236,359
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,045,959
City of Fort Worth (GO)
4.000%, 03/01/29	2,225	2,232,150
City of Fort Worth (GO) Series A
5.000%, 03/01/25	605	611,948
City of Houston (GO) Series A
5.000%, 03/01/26	3,000	3,003,130
5.000%, 03/01/30	1,730	1,807,551
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	494,924
City of Irving (GO)
5.000%, 09/15/26	240	249,594
City of League City (GO)
4.000%, 02/15/28	160	161,567
City of Lubbock (GO)
5.000%, 02/15/25	830	839,179
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	420,692
5.000%, 05/15/30	415	454,028
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,163,439
City of Odessa (GO)
5.000%, 03/01/29	185	195,205
City of Plano (GO)
5.000%, 09/01/35	2,045	2,073,293
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,010,283

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	6,065	$6,225,784
5.000%, 02/01/27	1,215	1,273,051
5.000%, 02/01/35	1,000	1,049,883
4.000%, 02/01/36	630	631,884
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,883,303
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,003,965
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,312,848
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	4,010	4,094,049
5.000%, 02/15/43	735	810,142
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,075	1,086,722
County of Bexar (GO)
4.000%, 06/15/26	600	606,369
County of Harris (GO) Series A
5.000%, 10/01/26	715	727,836
County of Midland (GO)
5.000%, 02/15/42	1,110	1,210,173
Dallas College (GO)
5.000%, 02/15/35	1,525	1,550,819
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	810	826,833
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	38,999
4.000%, 11/01/39	465	461,851
Denton Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/31 (Pre-refunded @ $100, 2/15/25)	2,725	2,731,555

106

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
Duncanville Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	1,940	$1,961,199
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	214,711
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	317,192
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	256,942
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/26	1,035	1,041,841
5.000%, 05/15/28	790	838,340
5.000%, 07/01/28	395	419,215
5.000%, 05/15/31	510	546,352
3.000%, 10/01/40	100	83,754
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	318,386
Houston Community College System (RB)
5.000%, 04/15/26	1,230	1,243,773
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,260	1,273,837
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/43	2,500	2,707,730
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/34	750	750,094
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,130	1,142,936

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	$2,526,153
Klein Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/01/33	2,000	2,004,777
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,284,117
5.000%, 05/15/41	725	764,677
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	990	990,328
5.000%, 05/15/38	450	481,247
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,460	1,477,592
Permanent University Fund-Texas A&M University System (RB) Series A
4.000%, 07/01/32	920	921,438
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	641,316
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	97,097
Port Freeport (RB) Series B
5.000%, 06/01/29	350	364,640
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	545,244
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	835	843,421
State of Texas (GO) Series B
5.000%, 08/01/39	1,000	1,009,508

107

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
TEXAS — (Continued)
Stephen F Austin State University (RB)
5.000%, 10/15/29	340	$351,074
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	188,622
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,176,036
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/26	365	368,711
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,723,233
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	400	404,063
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	274,842
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	695	758,589
Waco Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,500	1,504,216
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	1,100	1,100,006
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,925,596

TOTAL TEXAS		101,095,156

UTAH — (1.4%)
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/24	1,050	1,051,386
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	760,819
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,016,631

	Face
	Amount	Value†
	(000)
UTAH — (Continued)
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/43	450	$485,055
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	430	465,464
Murray City School District
(GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,262,976
Utah Associated Municipal
Power Systems (RB) Series B
5.000%, 09/01/35	720	760,010

TOTAL UTAH		5,802,341

VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	190	202,098

WASHINGTON — (13.2%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,250	3,328,311
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	770	788,554
City of Kirkland (GO)
5.000%, 12/01/43	2,725	3,015,066
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,284,662
5.000%, 11/01/26	750	781,933
City of Seattle (GO)
4.000%, 12/01/32	375	376,584
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	480	527,750
4.000%, 04/01/33	735	739,563
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	171,910

108

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	2,110	$2,110,000
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,090	2,316,216
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/36	3,000	2,998,892
County of King Sewer Revenue (RB) Series B
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 1/7/24)	2,500	2,499,970
Energy Northwest (RB)
4.000%, 07/01/27	380	381,931
Energy Northwest (RB) Series A
5.000%, 07/01/31	1,240	1,243,663
5.000%, 07/01/35	2,770	2,808,693
Energy Northwest (RB) Series C
5.000%, 07/01/26	1,170	1,171,920
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	520	543,050
5.000%, 12/01/42	1,180	1,306,665
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,024,822
King County School District No. 216 Enumclaw (GO) (SCH BD GTY)
5.000%, 12/01/34	2,610	2,647,576
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,595	1,630,870
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/24	1,385	1,395,809
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	296,405

	Face
	Amount	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	570	$594,516
Port of Seattle (GO)
4.000%, 06/01/32	900	900,213
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,330	2,383,843
State of Washington (GO) Series B
5.000%, 08/01/41	1,430	1,474,552
State of Washington (GO) Series 2016-B
5.000%, 08/01/40	1,215	1,228,011
State of Washington (GO) Series A
5.000%, 08/01/26	1,500	1,554,571
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,175	1,196,333
State of Washington (GO) Series B
5.000%, 07/01/24	1,290	1,292,411
5.000%, 08/01/29	920	951,042
State of Washington (GO) Series C
5.000%, 06/01/29	1,035	1,067,304
5.000%, 02/01/34	2,115	2,251,774
State of Washington (GO) Series R-2018D
5.000%, 08/01/25	1,075	1,095,533
State of Washington (COP) Series D
5.000%, 07/01/40	630	673,284
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	782,904
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,584
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,037,158

TOTAL WASHINGTON		53,909,848

109

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	$457,765

WISCONSIN — (5.3%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	817,355
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	571,737
City of Milwaukee (GO) Series N4 & B5
5.000%, 04/01/26	530	541,995
4.000%, 04/01/28	335	339,466
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	280	290,369
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	269,524
Green Bay Area Public School District (GO)
5.000%, 04/01/25	400	404,645
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,314,743
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	914,723
Platteville School District (GO)
5.000%, 03/01/31	565	619,771
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	676,948
4.000%, 07/01/39	675	669,882
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,503,448
State of Wisconsin (GO) Series A
5.000%, 05/01/40	1,750	1,782,137

	Face
	Amount	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series B
5.000%, 05/01/40	1,140	$1,185,954
State of Wisconsin (GO) Series 1-REF
5.000%, 05/01/38	1,000	1,139,946
State of Wisconsin (GO) Series A
5.000%, 05/01/41	1,100	1,217,571
5.000%, 05/01/43	4,000	4,390,864
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	690	730,861
5.000%, 07/01/34	430	446,731
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,371,053
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	610,165

TOTAL WISCONSIN		21,809,888

TOTAL MUNICIPAL BONDS (Cost $418,584,706)		405,215,204

COMMERCIAL PAPER — (0.2%)
Massachusetts Health & Educational Facilities Authority
3.310%, 06/06/24	1,000	999,408

	Shares
INVESTMENT COMPANIES — (0.8%) BlackRock Liquidity Funds MuniCash (Cost $3,317,327)	3,316,995	3,317,327

TOTAL INVESTMENTS — (100.0%) (Cost $422,902,033)		$409,531,939

110

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$405,215,204	—	$405,215,204
Commercial Paper	—	999,408	—	999,408
Investment Companies	$3,317,327	—	—	3,317,327

Total Investments in Securities	$3,317,327	$406,214,612	—	$409,531,939

See accompanying Notes to Financial Statements.

111

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (94.0%)
ALABAMA — (1.3%)
City of Madison (GO) Series A
¤ 5.000%, 04/01/37 (Pre-refunded @ $100, 1/4/25)	1,000	$1,013,174
UAB Medicine Finance Authority (RB) Series B
5.000%, 09/01/25	750	761,745
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	685	688,142

TOTAL ALABAMA		2,463,061

ALASKA — (0.1%)
Borough of North Slope (GO) Series A
5.000%, 06/30/25	225	228,615

ARIZONA — (0.2%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	305	306,980

CALIFORNIA — (0.6%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	251,586
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	783,065

TOTAL CALIFORNIA		1,034,651

COLORADO — (0.7%)
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	365	373,946
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	1,000	1,001,496

TOTAL COLORADO		1,375,442

	Face Amount^	Value†
	(000)
CONNECTICUT — (1.1%)
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	$614,313
State of Connecticut (GO) Series A
4.000%, 01/15/25	380	381,257
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 09/01/32	500	501,834
Town of Madison (GO)
4.000%, 12/19/24	500	501,215

TOTAL CONNECTICUT		1,998,619

DELAWARE — (0.1%)
Delaware River & Bay Authority (RB) Series B
5.000%, 01/01/25	260	262,269

DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series B
5.000%, 06/01/24	975	975,860
District of Columbia (GO) Series D
5.000%, 06/01/30	1,500	1,501,070

TOTAL DISTRICT OF COLUMBIA		2,476,930

FLORIDA — (11.9%)
Bay County School Board (COP) Series A
5.000%, 07/01/24	290	290,441
City of Cape Coral Water & Sewer Revenue (RB)
5.000%, 10/01/24	250	251,013
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	1,000	1,001,687
County of Seminole Water & Sewer Revenue (RB) Series A
4.000%, 10/01/28	1,500	1,509,230
Duval County Public Schools (COP) Series A
5.000%, 07/01/24	350	350,619

112

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/25	200	$202,851
Florida Governmental Utility Authority (RB) (AGM)
5.000%, 10/01/24	750	753,469
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,215	1,238,076
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	105	106,981
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	625	631,762
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	950	951,130
Miami-Dade County Expressway Authority (RB) (BAM-TCRS) Series B
5.000%, 07/01/26	995	996,517
Palm Beach County Health
Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,005,919
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	1,505	1,506,567
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	1,395	1,404,023
School District of Broward County (RN)
5.000%, 06/28/24	2,120	2,122,735
School District of Broward County (COP) Series A
5.000%, 07/01/24	1,285	1,286,954
St. Lucie County School Board (COP) Series B
5.000%, 07/01/24	1,000	1,001,521

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series A
5.000%, 06/01/24	1,370	$1,371,265
5.000%, 06/01/25	1,250	1,271,679
State of Florida (GO) Series B
5.000%, 06/01/25	805	818,961
State of Florida (GO) Series C
5.000%, 06/01/24	500	500,461
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,166,694

TOTAL FLORIDA		21,740,555

GEORGIA — (1.0%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	460	468,932
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	500	500,149
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	160,559
5.000%, 04/01/25	670	676,717

TOTAL GEORGIA		1,806,357

ILLINOIS — (4.2%)
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/34	1,050	1,058,241
Chicago Park District (GO) Series C
5.000%, 01/01/26	160	163,305
Cook County Community Consolidated School District No. 15 Palatine (GO) Series A
5.250%, 12/15/24	990	998,552
Cook County Community Unit School District No. 401 Elmwood Park (GO)
4.000%, 12/01/24	1,000	1,000,166

113

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CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
County of Cook (GO) Series A
5.000%, 11/15/26	780	$807,115
Illinois Finance Authority (RB)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	1,105	1,107,530
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	302,368
Kendall Kane & Will Counties Community Unit School District No. 308 (GO) (AGM) Series A
5.000%, 02/01/25	450	454,067
State of Illinois (GO) Series A
5.000%, 12/01/24	645	648,633
State of Illinois (GO) Series D
5.000%, 07/01/24	595	595,778
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	427,337
Village of Romeoville (GO)
5.000%, 12/30/24	200	201,320

TOTAL ILLINOIS		7,764,412

INDIANA — (0.6%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	760	770,198
IPS Multi-School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/24	100	100,175
Noblesville High School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/24	100	100,157
5.000%, 01/15/25	110	110,846

TOTAL INDIANA		1,081,376

IOWA — (2.9%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/24	1,000	999,872

	Face Amount^	Value†
	(000)
IOWA — (Continued)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,275	$1,274,989
City of Sioux City (GO) Series A
3.000%, 06/01/24	500	499,268
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,132,331
College Community School District (GO) Series C
3.000%, 06/01/24	345	344,517
Waukee Community School District (GO) Series A
5.000%, 06/01/25	980	994,191

TOTAL IOWA		5,245,168

KANSAS — (0.9%)
City of Leawood (GO) Series 2023-1
5.000%, 09/01/24	500	501,660
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,095,495

TOTAL KANSAS		1,597,155

KENTUCKY — (1.7%)
Hardin County School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 05/01/24	500	500,000
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,240	1,260,794
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	1,080	1,097,600
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/24	200	200,740

TOTAL KENTUCKY		3,059,134

114

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (1.3%)
City of New Orleans (GO) Series A
5.000%, 12/01/24	1,500	$1,510,913
City of Shreveport Water & Sewer Revenue (RB) (BAM) Series A
5.000%, 12/01/24	900	905,619

TOTAL LOUISIANA		2,416,532

MASSACHUSETTS — (2.0%)
Bristol-Plymouth Regional Vocational Technical School District (GO) (ST AID WITHHLDG)
4.000%, 02/28/25	1,500	1,504,305
Nauset Regional School District (GO)
5.000%, 05/16/24	950	950,315
Town of Lynnfield (GO)
4.000%, 02/06/25	1,300	1,302,263

TOTAL MASSACHUSETTS		3,756,883

MICHIGAN — (0.5%)
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	875	877,003

MINNESOTA — (0.8%)
City of St. Cloud (RB) Series B
5.000%, 05/01/24	650	650,000
South Washington County Independent School District No. 833 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	740	747,670

TOTAL MINNESOTA		1,397,670

MISSOURI — (1.3%)
City of Kansas City (RB) Series C
5.000%, 09/01/24	200	200,842
City of St. Louis Airport Revenue (RB) Series A
5.000%, 07/01/24	1,000	1,001,346

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	675	$679,175
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	525	532,064

TOTAL MISSOURI		2,413,427

NEBRASKA — (0.5%)
City of Gretna (COP)
5.000%, 12/15/25	380	382,839
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/24	250	250,404
5.000%, 07/15/25	240	243,478

TOTAL NEBRASKA		876,721

NEVADA — (0.6%)
Clark County School District (GO) (AGM) Series B
5.000%, 06/15/24	355	355,339
County of Clark (GO)
5.000%, 12/01/25	195	199,538
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	527,720

TOTAL NEVADA		1,082,597

NEW JERSEY — (6.9%)
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,015	1,020,778
City of Linden (GO)
5.000%, 07/12/24	1,000	1,001,841
City of New Brunswick (GO)
4.750%, 05/31/24	600	600,138
5.000%, 05/31/24	500	500,347
City of Newark (GO) (AGM ST AID WITHHLDG) Series A
5.000%, 10/01/24	745	747,773
City of Ocean City (GO)
5.000%, 10/16/24	1,190	1,195,972

115

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CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
City of Rahway (GO)
5.000%, 07/26/24	1,000	$1,002,001
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	1,070	1,070,790
Township of Edison (GO)
4.500%, 11/07/24	1,000	1,003,612
Township of Livingston (GO)
5.000%, 12/10/24	250	251,928
Township of Mahwah (GO)
5.000%, 05/31/24	500	500,313
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,085	1,086,725
Township of Parsippany-Troy Hills (GO)
5.000%, 10/31/24	990	994,856
Township of Toms River (GO)
5.000%, 07/26/24	1,000	1,002,147
Township of Union/Union County (GO)
4.500%, 01/21/25	300	301,613
Township of West Orange (GO) Series A
5.000%, 11/07/24	420	422,630

TOTAL NEW JERSEY		12,703,464

NEW YORK — (4.4%)
County of Chemung (GO) Series C
4.000%, 08/29/24	1,000	1,000,034
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	1,000	1,001,167
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	325	325,233
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/24	895	895,000
5.000%, 05/01/26	230	231,862
Olean City School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	825	825,309

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	780	$780,306
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.500%, 06/24/24	1,230	1,230,206
Town of East Hampton (GO) Series A
5.000%, 08/16/24	500	501,535
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	200,520
Town of Wallkill (GO)
5.000%, 07/25/24	1,000	1,002,098

TOTAL NEW YORK		7,993,270

NORTH CAROLINA — (0.4%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	680	685,220

OHIO — (0.9%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	70	70,366
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/25	65	65,591
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	790	819,476
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	675,403

TOTAL OHIO		1,630,836

OKLAHOMA — (1.7%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,295,818
Cleveland County Educational Facilities Authority (RB)
5.000%, 06/01/24	415	415,230

116

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CONTINUED

	Face Amount^	Value†
	(000)
OKLAHOMA — (Continued)
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	530	$531,445
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	885	899,997

TOTAL OKLAHOMA		3,142,490

OREGON — (0.4%)
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	600	600,256
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	50	50,331

TOTAL OREGON		650,587

PENNSYLVANIA — (2.3%)
Allegheny County Hospital Development Authority (RB) Series B
5.000%, 10/15/24	255	256,344
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	710	710,000
City of Philadelphia (GO) Series A
5.000%, 05/01/25	445	450,458
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 03/15/29	1,000	1,007,805
Montgomery County Higher Education & Health Authority (RB)
5.000%, 09/01/24	250	250,372
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/29	750	751,272
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	300	309,545

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	$468,436

TOTAL PENNSYLVANIA		4,204,232

RHODE ISLAND — (0.5%)
City of East Providence (GO)
4.000%, 07/31/24	1,000	999,812

SOUTH CAROLINA — (2.0%)
Berkeley County School District (GO) (SCSDE) Series A
5.000%, 05/30/24	1,335	1,335,787
Charleston County School District (GO) (SCSDE) Series B
4.750%, 05/08/25	1,000	1,010,077
Charleston Educational Excellence Finance Corp. (RB)
5.000%, 12/01/24	535	539,166
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	325	327,112
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	395	396,999

TOTAL SOUTH CAROLINA		3,609,141

SOUTH DAKOTA — (0.3%)
South Dakota State Building Authority (RB) Series E
¤ 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	600	600,453

TENNESSEE — (2.4%)
Chattanooga Health Educational & Housing Facility Board (RB) Series A-1
5.000%, 08/01/25	410	416,848
City of Jackson (GO)
5.000%, 06/01/24	855	855,684

117

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CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/24	575	$576,019
5.000%, 07/01/25	845	859,749
County of Bedford (GO)
5.000%, 06/01/26	500	516,936
County of Rutherford (GO)
5.000%, 04/01/25	170	172,296
Shelby County Health Educational & Housing Facilities Board (RB) Series A
5.000%, 05/01/24	870	870,000
State of Tennessee (GO) Series A
5.000%, 05/01/24	100	100,000

TOTAL TENNESSEE		4,367,532

TEXAS — (22.6%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	75	75,771
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	509,386
Bell County Water Control & Improvement District No. 1 (RB) (BAM)
5.000%, 07/10/25	360	365,657
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/24	1,460	1,465,020
Carrizo Springs Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	490	498,969
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	615	616,918
City of Austin (GO)
5.000%, 09/01/24	285	286,071
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,681,323

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	195	$197,828
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,805,562
City of Dallas (GO)
5.000%, 02/15/25	900	909,883
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	675	678,492
City of Denton (GO)
5.000%, 02/15/25	855	864,124
City of El Paso (GO) Series A
5.000%, 08/15/26	525	543,691
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	340	345,280
City of Irving (GO)
4.000%, 09/15/24	1,085	1,085,550
City of Lubbock (GO)
5.000%, 02/15/25	1,905	1,926,068
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/25	50	50,655
City of Victoria (GO)
5.000%, 08/15/24	225	225,611
College of the Mainland (GO)
5.000%, 08/15/24	555	556,922
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	390	394,253
County of Harris (GO) Series A
5.000%, 10/01/24	1,000	1,004,844
County of Midland (GO)
5.000%, 02/15/26	245	251,543
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,000	1,011,215
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	270	276,875

118

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	730	$734,494
Denton Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/31 (Pre-refunded @ $100, 2/15/25)	1,500	1,503,608
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	355	359,064
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	385	386,975
5.000%, 12/01/26	540	543,569
5.000%, 05/15/27	515	537,228
5.000%, 07/01/28	285	302,472
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,285	1,289,376
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/32	1,720	1,720,028
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	650	652,102
Lewisville Independent School District (GO)
5.000%, 08/15/24	1,160	1,163,352
Lower Colorado River Authority (RB)
5.000%, 05/15/24	755	755,250
5.000%, 05/15/26	530	545,939
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	315	315,104
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	295	298,377
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,570	1,575,265

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	570	$571,925
Permanent University Fund - University of Texas System (RB) Series B
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 7/1/24)	2,000	1,999,976
Permanent University Fund-University of Texas System (RB) Series A
5.000%, 07/01/25	150	152,693
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	140	141,592
State of Texas (GO)
5.000%, 10/01/25	175	175,201
State of Texas (GO) Series A
5.000%, 10/01/24	405	407,206
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	1,470	1,477,249
State of Texas (GO) Series B
5.000%, 08/01/24	170	170,506
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	931,925
Tarrant County College District (GO)
5.000%, 08/15/24	130	130,383
Texas Transportation Commission (GO)
5.000%, 04/01/25	665	674,154
Texas Transportation Commission State Highway Fund (RB)
5.000%, 04/01/25	600	607,339
Waco Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,000	1,002,811
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	400	400,002

119

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
West Harris County Regional Water Authority (RB) Series A
5.000%, 12/15/24	505	$508,605
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/24	630	634,253

TOTAL TEXAS		41,295,534

UTAH — (2.2%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,165,858
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	300	303,114
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/26)	2,500	2,543,612

TOTAL UTAH		4,012,584

VIRGINIA — (0.1%)
City of Salem (GO)
5.000%, 05/01/24	245	245,000

WASHINGTON — (9.2%)
City of Seattle (GO)
4.000%, 12/01/32	375	376,584
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,170	1,173,402
County of King (GO)
5.000%, 12/01/24	270	272,154
5.000%, 12/01/25	265	271,578
County of King (GO) Series A
4.000%, 01/01/25	965	967,682
5.000%, 12/01/25	275	281,826
County of King (GO) Series B
5.000%, 12/01/24	970	977,793
County of King Sewer Revenue (RB) Series B
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 1/7/24)	1,000	999,988

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Energy Northwest (RB) Series A
5.000%, 07/01/24	525	$525,837
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/24	360	362,871
5.000%, 12/01/25	120	122,923
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	493,205
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	295	297,254
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/25)	1,360	1,392,519
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,007,639
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	740	745,653
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/25)	1,000	1,023,911
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	100	102,358
Port of Seattle (GO)
4.000%, 06/01/32	490	490,116
State of Washington (GO) Series 2015-A-1
5.000%, 08/01/27	675	676,950
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	195	196,724
State of Washington (GO) Series A-1
5.000%, 08/01/26	500	509,078
State of Washington (GO) Series B
5.000%, 07/01/24	500	500,935
5.000%, 07/01/26	780	781,461

120

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2015E
5.000%, 07/01/24	1,395	$1,397,607
State of Washington (GO) Series R-2018D
5.000%, 08/01/24	915	917,699

TOTAL WASHINGTON		16,865,747

WISCONSIN — (2.1%)
City of Kenosha (GO)
4.000%, 09/01/24	130	130,023
4.000%, 09/01/25	75	75,411
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	135	136,240
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	2,000	2,000,000
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	220	221,469
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/24	1,230	1,230,000

TOTAL WISCONSIN		3,793,143

TOTAL MUNICIPAL BONDS (Cost $172,670,507)		172,060,602

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (1.4%)
County of Harris
3.800%, 08/07/24	1,500	$1,499,992
Massachusetts Health & Educational Facilities Authority
3.310%, 06/06/24	1,000	999,408
TOTAL COMMERCIAL PAPER (Cost $2,500,000)		2,499,400
	Shares
INVESTMENT COMPANIES — (4.6%)
BlackRock Liquidity Funds MuniCash (Cost $8,459,527)	8,458,715	8,459,561

TOTAL INVESTMENTS — (100.0%) (Cost $183,630,034)		$183,019,563

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$172,060,602	—	$172,060,602
Commercial Paper	—	2,499,400	—	2,499,400
Investment Companies	$8,459,561	—	—	8,459,561

Total Investments in Securities	$8,459,561	$174,560,002	—	$183,019,563

See accompanying Notes to Financial Statements.

121

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SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.1%)
CALIFORNIA — (96.1%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/24	1,885	$1,900,158
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/24	620	621,725
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 5/1/24)	8,010	8,010,000
¤ 5.000%, 05/01/46 (Pre-refunded @ $100, 5/1/24)	6,260	6,260,000
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	780,589
Bay Area Toll Authority (RB) Series S-6
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	3,350	3,370,383
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,085	1,097,718
California Educational Facilities Authority (RB) Series C
5.250%, 10/01/24	1,200	1,208,126
California Health Facilities Financing Authority (RB)
5.000%, 11/15/24	100	100,539
5.000%, 11/15/29	1,030	1,055,550
California Health Facilities Financing Authority (RB) Series A
5.000%, 10/01/24	1,020	1,023,188
5.000%, 11/15/24	5,630	5,665,714
5.000%, 11/15/25	150	153,315
5.000%, 12/01/25	500	511,026
5.000%, 02/01/26	3,040	3,073,643

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 03/01/26	2,565	$2,565,368
5.000%, 11/15/26	1,000	1,038,754
5.000%, 02/01/27	525	531,123
4.000%, 03/01/28	4,660	4,660,226
5.000%, 10/01/29	2,390	2,402,843
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,819,903
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	1,982,345
5.000%, 02/01/26	1,135	1,151,035
5.000%, 02/01/28	750	776,882
California State Public Works Board (RB) Series B
5.000%, 12/01/24	615	619,965
California State Public Works Board (RB) Series C
4.000%, 11/01/31	1,250	1,262,460
5.000%, 11/01/33	1,205	1,250,993
California State Public Works Board (RB) Series D
4.000%, 04/01/32	1,060	1,069,412
California State Public Works Board (RB) Series A
5.000%, 02/01/25	7,020	7,096,337
5.000%, 09/01/28	1,175	1,179,312
California State Public Works Board (RB) Series B
5.000%, 05/01/24	1,200	1,200,000
California State Public Works Board (RB) Series D
5.000%, 05/01/24	6,500	6,500,000
5.000%, 11/01/25	1,460	1,495,513
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,600	1,610,838

122

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CONTINUED

		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series F
	5.000%, 05/01/24	1,910	$1,910,000
California State Public Works Board (RB) Series H
	5.000%, 12/01/25	1,810	1,825,984
California State University (RB) Series A
¤	5.000%, 11/01/39 (Pre-refunded @ $100, 11/1/24)	6,000	6,042,841
California State University (RB) Series A
¤	5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	515	518,677
	5.000%, 11/01/25	935	959,321
¤	5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	5,930	5,972,341
¤	5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,715	1,727,245
	3.375%, 11/01/29	1,435	1,431,768
¤	5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,090	3,112,063
¤	5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,500	1,510,710
¤	5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,020	1,027,283
California Statewide Communities Development Authority (RB) Series B
¤	5.000%, 07/01/33 (Pre-refunded @ $100, 7/1/24)	2,380	2,384,585
Calleguas Municipal Water District (RB) Series A
¤	5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,310	1,312,632
Carlsbad Unified School District (COP)
	4.000%, 10/01/24	125	125,093
	4.000%, 10/01/25	150	151,118

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	670	$684,225
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/24	125	125,103
4.000%, 08/01/25	275	277,574
Chula Vista Elementary School District (GO) Series B
5.000%, 08/01/24	1,895	1,900,792
City & County of San Francisco (GO) Series C
4.000%, 06/15/29	3,030	3,030,045
City & County of San Francisco (GO) Series C1
5.000%, 06/15/24	1,245	1,246,946
City & County of San Francisco (GO) Series R1
5.000%, 06/15/27	1,860	1,864,821
City & County of San Francisco (COP) Series R1
4.000%, 09/01/30	5,215	5,215,006
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/24	190	190,170
5.000%, 06/01/25	200	203,393
5.000%, 06/01/26	200	207,424
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/25	1,555	1,574,018
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,589,146
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	124,912
4.000%, 09/01/25	150	150,555
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/25	1,000	1,024,890
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,100	1,124,493

123

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	290	$292,240
City of San Mateo (ST) (BAM)
5.000%, 09/01/24	125	125,427
5.000%, 09/01/25	280	284,591
5.000%, 09/01/26	250	257,857
Compton Community College District (GO) Series B
5.000%, 08/01/25	615	627,376
County of Los Angeles (RN)
5.000%, 06/28/24	6,625	6,635,036
County of Santa Cruz (RN)
5.000%, 07/05/24	17,500	17,532,165
Davis Joint Unified School District (COP) (AGM)
5.000%, 08/01/25	1,300	1,323,924
Delano Union School District (GO) (AGM)
4.000%, 02/01/25	300	300,881
4.000%, 02/01/26	315	318,429
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	510	511,622
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/24	110	110,104
5.000%, 06/01/25	150	152,879
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,023,747
East Side Union High School District (GO)
5.000%, 08/01/24	285	285,907
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,378,162
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,542,074
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	675	687,008

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	1,165	$1,168,681
Fremont Unified School District/Alameda County (GO) Series A
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	2,700	2,701,643
Gilroy Unified School District (GO) (AGM)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,504,739
Glendale Unified School District (GO) Series B
¤ 4.000%, 09/01/41 (Pre-refunded @ $100, 9/1/25)	1,925	1,945,387
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	15,175	15,451,875
Goleta Water District (RB) Series A
5.000%, 09/01/24	295	296,099
Imperial Community College District (GO) Series A
5.000%, 08/01/24	555	556,572
Imperial Community College District (GO) (AGM) Series A
5.000%, 08/01/25	240	244,682
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/24	165	166,007
5.000%, 11/01/25	225	230,020
5.000%, 11/01/26	300	312,269
Jefferson Union High School District (GO)
5.000%, 08/01/24	580	582,004
Jefferson Union High School District (GO) Series A
5.000%, 08/01/24	670	672,315

124

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO)
5.000%, 08/01/24	600	$602,043
Kern High School District (GO) Series A
5.000%, 08/01/25	655	668,584
La Quinta Redevelopment Successor Agency (TAN) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,000	1,004,059
Lodi Unified School District (GO)
5.000%, 08/01/24	600	601,759
5.000%, 08/01/25	500	510,062
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/24	685	686,975
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	1,285	1,285,587
Los Angeles Community College District (GO) Series D
5.000%, 08/01/25	5,000	5,109,859
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,225	1,229,328
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,125	1,128,975
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/24)	1,115	1,118,939
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,215	1,219,293
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	3,820	3,828,048

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	315	$317,911
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/24	1,525	1,528,086
5.000%, 07/01/33	1,960	1,981,743
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/24	2,255	2,259,377
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/26	1,870	1,873,447
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	3,625	3,632,336
5.000%, 07/01/29	1,255	1,257,003
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,050	1,052,125
5.000%, 07/01/31	1,240	1,275,108
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/24	320	320,648
5.000%, 07/01/25	515	525,481
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	1,950	1,953,720
5.000%, 07/01/25	2,280	2,321,946
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/24	2,535	2,539,836
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,025,307
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	4,500	4,512,356
5.000%, 07/01/28	1,625	1,629,462
5.000%, 07/01/29	3,000	3,008,237
4.000%, 07/01/31	7,500	7,502,809

125

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/24	400	$402,003
Los Rios Community College District (GO)
5.000%, 08/01/25	520	530,528
Manteca Unified School District (GO) Series B
5.000%, 08/01/24	725	727,306
5.000%, 08/01/25	535	546,887
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,750	1,757,507
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,757,507
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,983,472
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,515,014
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	2,008,580
Merced Community College District (GO)
5.000%, 08/01/24	50	50,140
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	2,170	2,181,226
5.000%, 10/01/25	1,025	1,047,371
Monrovia Unified School District (GO) Series A
5.000%, 08/01/24	1,115	1,118,491
Mount Diablo Unified School District (GO) Series B
4.000%, 08/01/24	1,425	1,425,580
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 05/01/24	500	500,000
5.000%, 05/01/25	665	676,183
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/30	1,060	1,105,007
5.000%, 11/01/31	1,230	1,281,901

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	$1,695,147
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	1,750	1,757,446
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	171,278
5.000%, 12/01/25	175	179,480
Northern California Power Agency (RB) Series A
5.000%, 07/01/24	665	666,324
5.000%, 07/01/25	895	911,980
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	975	975,000
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	1,375	1,379,065
5.000%, 08/01/25	1,730	1,764,388
5.000%, 08/01/28	990	1,032,252
Oakland Unified School District/Alameda County (GO) (AGM) Series A
5.000%, 08/01/31	200	211,619
Oceanside Unified School District (GO)
5.000%, 08/01/32	1,140	1,160,559
Orange County Transportation Authority (RB)
5.000%, 10/15/24	8,015	8,069,242
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/24	325	326,034
5.000%, 08/01/25	325	332,101
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/24	2,450	2,442,382
Pasadena Area Community College District (GO)
4.000%, 08/01/24	1,625	1,626,225
Peralta Community College District (GO)
5.000%, 08/01/24	1,000	1,003,007

126

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Peralta Community College District (GO) Series A
5.000%, 08/01/25	800	$803,143
5.000%, 08/01/29	500	501,076
4.000%, 08/01/30	3,500	3,501,230
Placentia-Yorba Linda Unified School District (COP) (AGM)
4.000%, 10/01/25	1,500	1,512,831
Pleasanton Unified School District (GO)
5.000%, 08/01/24	2,600	2,608,271
Poway Unified School District (GO)
4.000%, 08/01/28	2,375	2,377,077
4.000%, 08/01/29	3,450	3,452,874
Rialto Unified School District (GO)
5.000%, 08/01/24	1,075	1,078,366
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,000	1,004,224
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	1,000	1,004,224
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	855	877,240
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	843,842
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/24	1,210	1,213,247
5.000%, 08/01/25	540	549,739
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,039,001
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/24	300	301,177
5.000%, 08/15/25	845	863,787

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	6,555	$6,603,609
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,050	1,050,000
San Diego County Water Authority (RB) Series A
5.000%, 05/01/25	485	493,347
San Diego Public Facilities Financing Authority (RB)
3.000%, 05/15/24	2,000	1,999,117
5.000%, 05/15/24	1,150	1,150,483
5.000%, 10/15/30	1,950	1,995,885
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/33	1,635	1,670,563
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 10/15/31	1,030	1,053,790
5.000%, 10/15/32	1,000	1,022,490
San Diego Unified School District (RN) Series A
5.000%, 06/28/24	9,115	9,130,030
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
4.000%, 05/01/25	1,625	1,634,783
5.000%, 05/01/25	1,200	1,218,895
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,500	2,590,199
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,350	1,384,480
San Francisco Community College District (GO)
5.000%, 06/15/24	510	510,778
5.000%, 06/15/29	1,545	1,574,903

127

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO)
4.000%, 06/15/24	8,855	$8,857,169
5.000%, 06/15/24	1,055	1,056,495
5.000%, 06/15/25	1,770	1,802,179
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,535	1,546,187
San Francisco Unified School District (GO) Series C
5.000%, 06/15/24	800	801,134
5.000%, 06/15/25	560	570,181
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	2,000	1,990,680
4.000%, 06/15/33	3,000	2,986,316
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,109,049
San Gabriel Unified School District (GO) Series A
4.000%, 08/01/24	300	300,107
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 1/15/25)	4,565	4,614,896
San Jose Evergreen Community College District (GO) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/24)	1,115	1,119,895
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	560	562,697
San Jose Financing Authority (RB) Series B
5.000%, 11/01/24	600	604,369
5.000%, 11/01/25	570	585,237

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	$780,502
San Mateo County Community College District (GO)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,510	1,516,629
San Mateo County Transit District (RB) Series A
5.000%, 06/01/27	1,170	1,192,070
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	555	566,451
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	3,000	3,007,418
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/24	175	175,145
4.000%, 11/01/25	180	181,726
San Rafael City High School District (GO) Series B
5.000%, 08/01/25	275	281,042
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/24	1,265	1,268,207
5.000%, 08/01/25	375	381,579
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	989,409
Santa Clara Unified School District (GO)
4.000%, 07/01/31	4,950	4,951,353
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/25	6,055	6,146,727
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/25)	1,000	1,015,885

128

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/24	1,100	$1,096,993
Santa Maria Joint Union High School District (GO)
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	2,000	2,001,464
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,225	1,225,897
Santa Rosa Elementary School District (GO) Series A
5.000%, 08/01/24	500	501,591
Simi Valley Unified School District (GO)
5.000%, 08/01/24	2,465	2,472,719
Southern California Public Power Authority (RB)
5.000%, 07/01/25	2,020	2,061,577
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	375	375,834
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/31	1,785	1,819,104
State Center Community College District (GO) Series C
5.000%, 08/01/24	765	767,472
State of California (GO)
5.000%, 09/01/24	23,450	23,554,100
4.000%, 10/01/24	1,260	1,262,205
5.000%, 10/01/24	21,910	22,037,428
5.000%, 11/01/24	2,580	2,597,733
5.000%, 12/01/24	3,915	3,947,082
5.500%, 02/01/25	9,355	9,492,220
5.000%, 04/01/25	6,075	6,160,299
5.000%, 08/01/25	3,000	3,059,275
5.000%, 09/01/25	21,250	21,702,200
5.000%, 10/01/25	4,320	4,417,453
5.000%, 12/01/25	2,155	2,158,972
3.000%, 03/01/26	1,865	1,843,228
5.000%, 08/01/26	4,750	4,926,279

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 09/01/26	2,250	$2,286,633
5.000%, 05/01/29	5,000	5,009,217
5.000%, 05/01/31	5,850	5,860,784
4.000%, 08/01/31	3,335	3,357,112
5.000%, 08/01/31	4,540	4,631,213
5.000%, 10/01/31	10,110	10,141,687
5.000%, 10/01/32	1,850	1,855,798
5.000%, 04/01/33	4,000	4,007,374
State of California (GO) Series C
5.000%, 08/01/30	5,000	5,066,078
State of California (GO) Series C
5.000%, 09/01/28	1,870	1,914,469
5.000%, 09/01/32	1,000	1,019,224
State of California Department of Water Resources (RB) Series AR
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 6/1/24)	1,790	1,791,644
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	495	499,680
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	3,210	3,238,767
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,740	1,755,593
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/24)	2,240	2,260,074
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/24	10,120	10,215,674
Stockton Unified School District (GO) (BAM)
5.000%, 08/01/25	600	610,466
Stockton Unified School District (COP)
5.000%, 02/01/26	200	205,302
Stockton Unified School District (GO) Series A
5.000%, 07/01/24	665	666,147
5.000%, 07/01/25	1,425	1,449,091

129

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (GO) Series B
5.000%, 08/01/25	200	$203,656
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	410	417,495
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/24	600	600,586
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	1,000	1,003,346
5.000%, 08/01/28	6,000	6,019,178
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/24	295	296,612
5.000%, 11/01/25	440	449,946
Ukiah Public Financing Authority (RB)
4.000%, 04/01/25	385	385,845
4.000%, 04/01/26	370	372,435
University of California (RB) Series BS
5.000%, 05/15/25	4,500	4,581,488
University of California (RB) Series AM
5.000%, 05/15/25	1,305	1,305,485
5.000%, 05/15/27	350	350,130
University of California (RB) Series BN
5.000%, 05/15/24	10,070	10,073,853
University of California (RB) Series BV
5.000%, 05/15/24	5,000	5,002,147
5.000%, 05/15/25	1,665	1,695,150
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,350	1,377,853

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Vallejo City Unified School District (GO)
5.000%, 08/01/24	1,000	$1,002,833
Vista Unified School District (COP) (AGM)
5.000%, 10/01/24	1,195	1,200,101
5.000%, 10/01/25	1,295	1,319,310
Walnut Energy Center Authority (RB) Series A
5.000%, 01/01/32	1,655	1,657,560
Western Placer Unified School District (RN)
6.250%, 06/28/24	3,000	3,010,605

TOTAL MUNICIPAL BONDS (Cost $651,948,056)		648,864,761

COMMERCIAL PAPER — (1.9%)
California Educational Facilities Authority
3.300%, 05/02/24	5,000	4,999,882
California Statewide Communities Development Authority
3.450%, 05/15/24	4,000	3,999,461
3.550%, 06/05/24	4,000	3,999,146

TOTAL COMMERCIAL PAPER (Cost $13,000,000)		12,998,489

	Shares
INVESTMENT COMPANIES — (2.0%)
BlackRock Liquidity Funds MuniCash (Cost $13,206,978)	13,205,658	13,206,978

TOTAL INVESTMENTS — (100.0%) (Cost $678,155,034)		$675,070,228

130

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$648,864,761	—	$648,864,761
Commercial Paper	—	12,998,489	—	12,998,489
Investment Companies	$13,206,978	—	—	13,206,978

Total Investments in Securities	$13,206,978	$661,863,250	—	$675,070,228

See accompanying Notes to Financial Statements.

131

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SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.8%)
CALIFORNIA — (99.8%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,397,476
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	854,261
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	408,477
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	392,655
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	852,450
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,020,239
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	484,351
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	156,362
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,330	1,371,002
Burbank Unified School District (GO)
5.000%, 08/01/24	300	300,917
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	435,103
4.000%, 08/01/34	525	552,699
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,095,319
5.000%, 02/01/34	1,250	1,310,404
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	800,070

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	$4,946,951
5.000%, 02/01/27	1,740	1,760,292
5.000%, 12/01/27	375	398,039
5.000%, 11/15/34	3,040	3,243,049
5.000%, 08/15/41	2,000	2,175,674
5.000%, 12/01/41	855	934,257
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,560	1,616,136
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	537,348
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	703,217
5.000%, 02/01/29	825	864,005
5.000%, 02/01/30	1,000	1,056,647
California State Public Works Board (RB) Series B
5.000%, 12/01/31	1,500	1,709,878
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,228,743
5.000%, 02/01/28	5,030	5,361,823
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,790	1,935,277
5.000%, 08/01/35	675	758,258
California State Public Works Board (RB) Series D
5.000%, 05/01/28	3,040	3,256,966
California State University (RB) Series A
5.000%, 11/01/25	1,015	1,041,402

132

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/26	1,375	$1,437,354
3.250%, 11/01/28	4,000	3,968,575
3.375%, 11/01/29	5,000	4,988,738
5.000%, 11/01/31	1,170	1,212,555
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	770,462
4.000%, 11/01/35	2,000	2,014,932
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,170,418
4.000%, 06/01/26	1,035	1,049,438
5.000%, 03/01/27	1,490	1,522,385
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	86,481
4.000%, 10/01/28	150	156,216
4.000%, 10/01/29	110	115,830
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	444,492
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,610	2,634,115
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	844,281
5.000%, 08/01/43	435	484,253
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	250,083
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	913,870
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	279,191
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,014,155
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,001,563

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	2,300	$2,344,868
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	220	233,012
5.000%, 06/01/28	205	221,826
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	542,384
5.000%, 05/15/29	410	453,518
City of Oakland (GO) Series A
5.000%, 01/15/25	500	505,345
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	366,179
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,285	2,449,996
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/34	1,500	1,501,476
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	1,250	1,259,656
4.000%, 11/01/30	1,270	1,293,681
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	261,883
5.000%, 09/01/28	370	392,740
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	482,892
5.000%, 08/01/32	340	384,820
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	765,309
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,000	1,015,202

133

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 03/01/27	1,290	$1,364,060
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	362,263
5.000%, 10/01/25	400	410,235
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	196,403
County of Sacramento (COP) (AGM)
5.000%, 10/01/28	795	859,506
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	898,193
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	265,885
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	592,851
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	176,938
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	586,682
East Side Union High School District (GO)
5.000%, 08/01/25	275	280,703
5.000%, 08/01/26	325	338,496
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,986,966
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,028,175
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	200,405
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,387,666

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	$260,823
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	102,350
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	503,432
Fountain Valley Public Financing Authority (RB) Series A
5.000%, 07/01/24	250	250,423
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	811,488
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	729,955
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	140,050
4.000%, 08/01/25	100	100,680
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	532,254
4.000%, 08/01/30	1,760	1,794,909
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	497,975
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	419,246
5.000%, 11/01/29	350	385,202
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,471,727
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	332,941
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	181,073

134

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	$267,157
Kern High School District (GO)
5.000%, 08/01/25	670	683,895
Kern High School District (GO) Series A
3.000%, 08/01/26	990	977,127
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,806,708
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	614,369
4.000%, 08/01/26	525	534,002
Lodi Unified School District (GO)
5.000%, 08/01/26	500	520,320
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	344,729
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	707,185
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	152,297
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	219,092
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,239,865
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	617,786
Los Angeles Community College District (GO) Series A
5.000%, 08/01/24	250	250,764
Los Angeles Community College District (GO) Series A-1
5.000%, 08/01/27	2,160	2,304,724

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	$1,267,245
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	3,820	4,068,429
5.000%, 06/01/29	105	116,605
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,530	2,721,615
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,167,202
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	195,396
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	349,657
5.000%, 12/01/26	425	446,868
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/37	1,000	1,051,361
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/29	4,925	4,986,976
5.000%, 07/01/30	2,030	2,299,800
5.000%, 07/01/31	310	326,271
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	742,400
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	579,459
5.000%, 07/01/41	505	556,999
5.000%, 07/01/43	2,200	2,407,350

135

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	$249,725
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	500	554,958
5.000%, 07/01/30	300	339,872
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	350	350,708
5.000%, 07/01/25	290	295,902
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	3,392,501
5.000%, 07/01/28	855	929,918
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	4,189,624
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	833,599
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,010	1,028,581
5.000%, 07/01/27	1,730	1,829,172
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	644,968
5.000%, 07/01/34	1,880	2,004,030
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,062,287
Los Rios Community College District (GO)
5.000%, 08/01/26	500	520,873
5.000%, 08/01/27	415	441,771
5.000%, 08/01/28	220	238,772
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	946,772

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	860	$923,388
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,011,869
3.000%, 07/01/28	3,420	3,394,938
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/25	200	204,117
5.000%, 07/01/40	165	181,007
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	403,451
4.000%, 08/01/26	400	407,468
4.000%, 08/01/27	250	257,886
4.000%, 08/01/28	510	531,802
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,080	1,164,450
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	100,306
5.000%, 08/01/25	80	81,610
5.000%, 08/01/26	220	228,844
5.000%, 08/01/27	120	127,396
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,417,646
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	931,400
4.000%, 08/01/26	475	483,972
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	797,212
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	600,229
4.000%, 08/01/25	400	403,206
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	327,430
5.000%, 11/01/30	3,885	4,442,389

136

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,850	$4,012,455
5.000%, 11/01/32	2,505	2,609,955
4.000%, 11/01/34	1,355	1,371,119
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,164,857
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,095	1,111,511
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	209,376
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,400	3,693,733
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	243,750
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,592,279
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/24	1,125	1,128,467
5.000%, 08/01/25	1,250	1,275,308
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	902,661
5.000%, 08/01/26	575	596,045
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/24	500	500,290
5.000%, 08/01/25	1,290	1,315,642
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,680,037
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	518,300
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	617,745

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	$560,653
5.000%, 08/01/41	500	558,064
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	250,183
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,145,047
Orange County Sanitation District (RB) Series A
5.000%, 02/01/34	965	996,208
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,372,194
5.000%, 08/01/28	345	375,302
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	802,664
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	506,703
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,051,124
Pomona Unified School District (GO)
5.000%, 08/01/27	260	276,025
Poway Unified School District (GO)
4.000%, 08/01/29	1,500	1,501,250
Redlands Unified School District (GO)
5.000%, 07/01/26	300	311,538
5.000%, 07/01/27	535	567,328
Redwood City School District (GO)
5.000%, 08/01/27	50	53,225
5.000%, 08/01/28	85	92,501
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	445,962
Reed Union School District (GO)
4.000%, 08/01/27	460	474,769

137

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	$1,106,909
5.000%, 11/01/25	1,255	1,285,586
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	239,514
5.000%, 08/01/29	225	248,982
5.000%, 08/01/30	300	338,347
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	791,296
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	302,738
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,009,127
5.000%, 12/01/25	1,000	1,028,714
5.000%, 12/01/26	360	377,608
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,533,351
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	939,354
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	451,624
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	819,614
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	265,648
San Bernardino City Unified School District (GO) (AGM) Series H
5.000%, 08/01/40	2,270	2,537,260

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25 (Pre-refunded @ $100, 11/15/24)	1,125	$1,133,342
¤ 5.000%, 11/15/26 (Pre-refunded @ $100, 11/15/25)	1,565	1,604,590
San Diego Community College District (GO)
¤ 6.000%, 08/01/33 (Pre-refunded @ $100, 8/1/27)	2,785	3,055,902
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,981,476
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	940,000
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	342,677
5.000%, 05/01/27	160	170,071
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 08/01/43	1,165	1,301,777
San Diego Regional Building Authority (RB) Series A
5.000%, 10/15/27	1,000	1,024,416
San Diego Unified School District (GO) (NATL) Series D-1
5.500%, 07/01/24	190	190,518
5.500%, 07/01/25	445	456,577
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,672,278
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	333,604
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	346,941

138

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	$1,048,220
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/26	385	391,252
4.000%, 07/01/34	95	97,571
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	500	517,566
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	2,197,629
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.250%, 10/01/40	4,000	4,597,632
San Francisco Community College District (GO)
5.000%, 06/15/25	805	820,526
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	275	286,898
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,220	2,358,136
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,493,010
4.000%, 06/15/33	2,000	1,990,877
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	816,920
4.000%, 01/15/34	260	270,969
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	500	560,240

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/30	400	$457,349
San Jose Unified School District (GO)
5.000%, 08/01/31	1,280	1,311,522
San Juan Unified School District (GO)
3.000%, 08/01/24	610	608,447
3.000%, 08/01/25	1,475	1,467,355
3.000%, 08/01/26	3,135	3,094,237
San Juan Water District (RB)
5.000%, 02/01/26	500	514,800
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	200,017
4.000%, 08/01/25	125	126,033
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	160,691
5.000%, 11/15/29	250	279,405
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	481,195
5.000%, 09/01/28	420	459,260
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,119,118
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,001,600
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	168,308
4.000%, 11/01/27	140	144,563
4.000%, 11/01/28	145	151,588
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	148,120
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	357,129
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	109,383

139

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	$501,580
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,361,780
5.000%, 08/01/42	1,700	1,889,520
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,015	1,125,802
5.000%, 08/01/30	815	920,673
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	511,109
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,020,583
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	700	701,556
5.000%, 07/01/25	965	984,862
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	1,115	1,136,528
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	896,559
3.000%, 08/01/25	200	198,310
4.000%, 08/01/26	280	284,436
Standard School District (GO) Series A
4.000%, 08/01/24	240	239,908
State of California (GO)
5.000%, 05/01/24	975	975,000
5.000%, 12/01/24	750	756,146
5.500%, 02/01/25	1,000	1,014,668
5.000%, 08/01/25	250	254,940
5.000%, 09/01/25	840	857,875
5.000%, 10/01/25	1,750	1,789,477
3.000%, 03/01/26	3,055	3,019,336
5.000%, 08/01/26	4,370	4,532,176
5.000%, 09/01/26	2,290	2,378,775
3.000%, 03/01/27	2,565	2,535,710

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
3.500%, 08/01/27	2,855	$2,878,262
5.000%, 08/01/27	9,895	10,427,355
5.000%, 10/01/27	2,560	2,716,219
5.000%, 04/01/28	1,825	1,953,321
5.000%, 08/01/28	3,570	3,819,970
5.000%, 10/01/28	6,780	7,324,756
5.000%, 11/01/28	1,180	1,254,719
5.000%, 04/01/29	7,265	7,928,641
4.000%, 08/01/29	2,800	2,834,587
5.000%, 10/01/29	1,530	1,580,255
5.000%, 11/01/29	1,180	1,301,295
5.000%, 12/01/29	3,055	3,373,925
5.000%, 09/01/30	1,250	1,299,545
4.000%, 09/01/31	2,000	2,013,724
5.000%, 10/01/31	2,010	2,287,263
5.000%, 08/01/32	1,790	1,855,136
5.000%, 04/01/33	1,940	2,115,109
4.000%, 11/01/33	1,360	1,391,069
4.000%, 11/01/35	1,000	1,020,282
4.000%, 10/01/39	1,500	1,532,773
5.000%, 10/01/39	755	847,862
5.000%, 09/01/41	880	959,381
5.000%, 04/01/42	455	473,017
5.000%, 09/01/43	1,250	1,385,829
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,009,454
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	70	77,175
Stockton Unified School District (COP)
5.000%, 02/01/31	335	355,633
Stockton Unified School District (GO) (AGM) Series A
5.000%, 07/01/27	1,585	1,677,333
Stockton Unified School District (GO) (AGM) Series C
5.000%, 08/01/27	1,260	1,335,655
Sunnyvale School District (GO)
5.000%, 09/01/25	640	654,194
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	421,280

140

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	$519,946
5.000%, 11/01/28	510	551,614
University of California (RB) Series AO
5.000%, 05/15/31	1,625	1,652,309
University of California (RB) Series AV
5.000%, 05/15/32	1,835	1,940,136
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,297,037
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,135,191
University of California (RB) Series BN
5.000%, 05/15/28	3,025	3,277,815
5.000%, 05/15/41	2,510	2,806,008
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/24	300	300,798
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	510,316
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	100,953
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	820,903

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/30	2,780	$2,873,691
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,098,102
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	530,081
5.000%, 08/01/26	545	567,149
5.000%, 08/01/27	575	611,174
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	150,495
Windsor Unified School District (GO)
4.000%, 08/01/26	105	106,641

TOTAL MUNICIPAL BONDS (Cost $424,468,539)		417,407,942

	Shares
INVESTMENT COMPANIES — (0.2%)
BlackRock Liquidity Funds MuniCash (Cost $876,493)	876,405	876,493

TOTAL INVESTMENTS — (100.0%) (Cost $425,345,032)		$418,284,435

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$417,407,942	—	$417,407,942
Investment Companies.	$876,493	—	—	876,493

Total Investments in Securities	$876,493	$417,407,942	—	$418,284,435

See accompanying Notes to Financial Statements.

141

DFA NY MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.9%)
NEW YORK — (97.9%)
Amityville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/24	1,500	$1,502,320
Battery Park City Authority (RB) Series B
5.000%, 11/01/24	5,630	5,661,221
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	1,000	1,018,366
Cattaraugus-Little Valley Central School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	1,010	1,011,179
Central Square Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/04/24	640	642,622
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	502,786
City of Middletown (GO)
4.500%, 08/23/24	1,040	1,041,622
City of New York (GO) Series A
5.000%, 08/01/24	5,010	5,025,649
5.000%, 08/01/25	555	565,805
5.000%, 08/01/27	2,025	2,058,094
5.000%, 08/01/31	970	972,124
City of New York (GO) Series B-1
5.000%, 10/01/24	900	905,014
City of New York (GO) Series C
5.000%, 08/01/29	1,610	1,625,071
5.000%, 08/01/31	2,445	2,466,805
City of New York (GO) Series F-1
5.000%, 08/01/25	340	346,620
5.000%, 06/01/35	750	759,197
City of New York (GO) Series H
5.000%, 01/01/25	1,550	1,564,442

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series I
5.000%, 03/01/31	1,500	$1,477,477
City of New York (GO) Series J
5.000%, 08/01/25	765	767,504
5.000%, 08/01/28	1,000	1,002,264
City of Rochester (GO) Series II
4.500%, 08/01/24	990	990,838
4.500%, 02/27/25	2,000	2,014,245
City of Yonkers (GO) (BAM) Series A
5.000%, 05/01/24	425	425,000
City of Yonkers (GO) (AGM ST AID WITHHLDG) Series B
5.000%, 02/15/26	280	288,002
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
2.500%, 06/15/24	300	299,124
3.000%, 06/15/25	300	296,762
Corning City School District (GO) (ST AID WITHHLDG) Series B
5.000%, 06/21/24	750	750,770
County of Chautauqua (GO)
4.000%, 06/01/24	575	574,890
County of Chautauqua (GO) (BAM)
4.000%, 06/01/25	325	326,702
County of Chemung (GO) Series C
4.000%, 08/29/24	1,020	1,020,035
County of Erie (GO) Series A
5.000%, 09/15/24	195	195,875
5.000%, 09/15/25	190	193,989
5.000%, 09/15/26	350	364,903
County of Nassau (GO) Series C
5.000%, 10/01/32	515	545,526
County of Onondaga (GO)
5.000%, 08/15/24	700	702,760

142

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
County of Schenectady (GO)
5.000%, 06/15/25	140	$142,417
County of Suffolk (GO) (AGM) Series A
5.000%, 02/01/25	1,000	1,010,135
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	19,555
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.750%, 05/24/24	1,000	1,000,295
Ellenville Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	750,284
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	805	805,577
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/24	500	500,000
5.000%, 05/01/25	250	253,655
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series B
5.000%, 05/01/24	770	770,000
Hempstead Union Free School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	1,000	1,001,166
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/21/24	1,340	1,341,145
Indian River Central School District at Philadelphia (GO) (ST AID WITHHLDG)
4.750%, 06/27/24	750	750,456
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	580,146

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/24	350	$350,051
4.000%, 06/15/25	560	563,448
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	550	551,678
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
4.750%, 06/21/24	2,010	2,011,659
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/24	1,000	1,006,143
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	160	160,671
4.250%, 11/21/24	1,080	1,080,486
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	302,963
5.000%, 07/01/26	1,165	1,180,488
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	453,065
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	520	550,215
New York Convention Center Development Corp. (RB)
5.000%, 11/15/25	90	91,578
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/24	300	300,000
5.000%, 02/15/25	2,610	2,638,520
5.000%, 03/15/25	1,685	1,708,512
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/25)	825	836,630
5.000%, 03/15/29	825	833,067
5.000%, 02/15/30	750	750,913
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,250	1,273,303
5.000%, 03/15/32	1,225	1,226,361

143

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	$500,723
5.000%, 07/01/34	515	518,007
5.000%, 07/01/35	1,275	1,293,716
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/25	600	607,490
5.000%, 02/15/29	1,420	1,432,550
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/30	3,000	3,003,653
5.000%, 03/15/31	2,130	2,132,593
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/26	1,815	1,866,801
New York State Dormitory Authority (RB) Series E
¤ 4.000%, 03/15/27 (Pre-refunded @ $100, 9/15/25)	2,000	2,020,727
5.000%, 02/15/30	585	590,215
5.000%, 03/15/36	2,000	2,026,176
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 03/15/25	1,000	1,014,097
New York State Thruway Authority (RB) Series P
5.000%, 01/01/25	500	504,790
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	535,158
New York State Urban Development Corp. (RB)
5.000%, 03/15/26	2,385	2,459,112
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	2,730	2,767,311
5.000%, 03/15/30	2,900	2,963,120
5.000%, 03/15/32	885	905,057
4.000%, 03/15/37	3,000	3,011,246
Niagara Falls City School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/15/25	775	788,035
Odessa-Montour Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	775	775,328

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Olean City School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	825	$825,309
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	750,295
Oswego City School District (GO) (ST AID WITHHLDG)
4.750%, 07/19/24	340	340,286
Palmyra Macedon Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/13/24	750	750,533
Phelps-Clifton Springs Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	1,000	1,000,445
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	375	378,798
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,525	1,563,726
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.750%, 06/26/24	750	750,583
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/25	710	718,538
Sales Tax Asset Receivable Corp. (RB) Series A
¤ 5.000%, 10/15/27 (Pre-refunded @ $100, 10/15/24)	2,100	2,112,890
¤ 4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	1,340	1,342,266

144

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.500%, 06/24/24	1,250	$1,250,209
Town of Babylon (GO)
3.000%, 07/01/25	375	370,530
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	326,718
Town of Clarence (GO)
2.250%, 08/01/24	210	208,565
Town of East Hampton (GO) Series A
5.000%, 08/16/24	4,000	4,012,281
Town of East Hampton (GO) Series B
4.000%, 08/16/24	1,290	1,289,833
Town of Harrison/Village of Harrison (GO)
5.000%, 07/01/24	135	135,250
5.000%, 07/01/25	140	142,538
Town of Islip (GO)
4.000%, 10/15/29	725	735,172
Town of Islip (GO) Series B
4.000%, 05/09/24	1,000	1,000,010
Town of North Hempstead (GO) Series A
4.000%, 03/21/25	2,085	2,091,354
Town of North Hempstead (GO) Series B
4.500%, 09/20/24	3,000	3,006,732
Town of Oyster Bay (GO)
5.000%, 08/01/24	1,250	1,253,251

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of Tonawanda (GO)
4.500%, 08/23/24	1,230	$1,231,530
Town of Wallkill (GO)
5.000%, 07/25/24	1,000	1,002,098
Triborough Bridge & Tunnel Authority (RB) Series C-1
5.000%, 11/15/25	1,110	1,137,465
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,000	1,015,652
Village of Garden City (GO)
4.000%, 02/14/25	2,000	2,006,415
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/09/24	1,000	1,001,298

TOTAL MUNICIPAL BONDS (Cost $132,925,523)		132,166,660

	Shares
INVESTMENT COMPANIES — (2.1%)
BlackRock Liquidity Funds MuniCash (Cost $2,776,623)	2,776,345	2,776,623

TOTAL INVESTMENTS — (100.0%) (Cost $135,702,146)		$134,943,283

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$132,166,660	—	$132,166,660
Investment Companies.	$2,776,623	—	—	2,776,623

Total Investments in Securities	$2,776,623	$132,166,660	—	$134,943,283

See accompanying Notes to Financial Statements.

145

DFA MN MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$361,672
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	272,655
City of Blaine (GO) Series A
5.000%, 02/01/25	515	520,909
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	345,805
City of Minneapolis (GO)
5.000%, 12/01/24	785	791,252
5.500%, 12/01/24	310	313,351
4.000%, 12/01/25	290	292,986
3.000%, 12/01/27	1,450	1,410,432
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	230	237,951
City of Moorhead Public Utility Revenue (RB) Series A
5.000%, 11/01/25	670	684,830
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	705,344
City of St. Cloud (RB) Series B
5.000%, 05/01/24	185	185,000
City of St. Paul (GO) Series A
5.000%, 09/01/24	690	692,588
5.000%, 03/01/25	125	126,423
City of St. Paul Sales & Use Tax Revenue (RB) Series G
5.000%, 11/01/30	150	150,906
City of Waconia (GO) Series A
3.000%, 02/01/26	820	808,287
County of Hennepin (GO) Series C
5.000%, 12/15/25	425	435,768
County of Hennepin (GO) Series A
5.000%, 12/01/24	715	720,694
5.000%, 12/01/31	1,000	1,040,152

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
County of Hennepin (GO) Series B
5.000%, 12/01/25	525	$537,933
County of Olmsted (GO) Series A
5.000%, 02/01/25	160	161,717
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	160	161,706
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	325	328,465
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	551,243
Hawley Independent School District No. 150 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	115	116,192
Housing & Redevelopment Authority of The City of St. Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	252,555
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	369,022
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	513,923
Metropolitan Council (GO) Series B
5.000%, 12/01/24	110	110,844
5.000%, 03/01/26	395	406,268
Metropolitan Council (GO) Series C
5.000%, 12/01/26	230	240,492
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	100	101,059

146

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CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	$204,379
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,769
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/25	380	384,728
Minnesota State Colleges & Universities Foundation (RB) Series A
5.000%, 10/01/24	300	301,294
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	200	202,088
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	500	505,441
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	217,187
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	580	586,097
Roseville Independent School District No. 623 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	150	153,885
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	150	153,232
Spring Grove Independent School District No. 297 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	160	164,455

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	$360,708
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	505	510,048
State of Minnesota (GO) Series A
5.000%, 08/01/24	330	331,031
5.000%, 09/01/24	570	572,418
5.000%, 10/01/24	245	246,365
5.000%, 08/01/25	745	759,963
5.000%, 10/01/25	150	153,476
5.000%, 08/01/26	740	753,072
5.000%, 08/01/27	365	366,209
5.000%, 08/01/32	175	175,410
State of Minnesota (GO) Series B
5.000%, 08/01/24	200	200,625
5.000%, 10/01/26	90	93,556
State of Minnesota (GO) Series D
5.000%, 08/01/24	1,015	1,018,171
5.000%, 08/01/25	490	499,841
5.000%, 08/01/26	425	440,398
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	125	126,342
Stillwater Independent School District No. 834 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	760	781,815
University of Minnesota (RB) Series A
5.000%, 04/01/25	145	147,067
University of Minnesota (RB) Series B
5.000%, 10/01/25	790	808,466
4.000%, 01/01/30	300	299,963
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/25	225	227,054
5.000%, 01/01/26	345	354,187
Westonka Independent School District No. 277 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	250	252,407

147

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CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	$217,479
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,060,728

TOTAL MUNICIPAL BONDS (Cost $28,084,393)		27,723,778

TOTAL INVESTMENTS — (100.0%) (Cost $28,084,393)		$27,723,778

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$27,723,778	—	$27,723,778

Total Investments in Securities	—	$27,723,778	—	$27,723,778

See accompanying Notes to Financial Statements.

148

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/24	200	$200,245
5.000%, 06/15/29	610	667,520
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	258,314
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	115	125,766
5.000%, 04/01/34	365	403,545
City of Bend (GO)
5.000%, 06/01/41	1,015	1,115,974
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	206,642
5.000%, 12/01/30	350	360,912
City of Cottage Grove (GO)
5.000%, 09/01/26	515	534,026
4.000%, 06/01/29	100	103,590
City of Eugene (GO) Series A
5.000%, 06/01/36	250	286,487
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	310	310,870
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	252,776
City of Lake Oswego (GO)
5.000%, 12/01/26	250	261,068
4.000%, 06/01/41	500	499,053
City of Medford (GO) Series A
5.000%, 06/01/24	555	555,464
City of Newberg (GO)
4.000%, 12/01/25	120	120,853
City of Portland (GO) Series A
5.000%, 06/15/25	270	274,670
5.000%, 03/01/26	115	118,201
5.000%, 06/01/26	700	723,996

	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 04/01/27	925	$972,553
5.000%, 06/01/27	540	569,674
3.000%, 06/15/28	150	146,312
4.000%, 04/01/32	225	229,461
City of Portland (GO) Series B
5.000%, 06/01/25	620	630,311
5.000%, 06/01/26	850	879,138
5.000%, 06/15/26	485	501,993
5.000%, 06/15/30	355	381,707
City of Portland (GO) Series C
5.000%, 06/15/25	100	101,730
City of Portland (GO) Series D
5.000%, 04/01/28	250	267,955
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/24	200	200,240
5.000%, 06/15/27	700	723,455
City of Portland Water System Revenue (RB) Series A
5.000%, 05/01/24	415	415,000
5.000%, 04/01/25	460	466,055
5.000%, 04/01/27	365	383,764
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	86,970
City of Salem (GO)
5.000%, 06/01/25	445	452,116
5.000%, 06/01/26	235	243,045
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	795	807,714
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/26	280	282,980
4.000%, 04/01/27	280	285,309
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	258,488

149

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CONTINUED

	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	$110,585
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	350	376,024
5.000%, 06/15/36	200	213,250
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	530	538,699
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	310	315,805
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	270	282,158
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	300,439
5.000%, 06/15/29	500	546,403
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	75,535
County of Clackamas (GO)
5.000%, 06/01/24	100	100,085
County of Multnomah (GO)
5.000%, 06/01/29	290	305,842
4.000%, 06/01/37	385	387,768
County of Multnomah (GO) Series A
5.000%, 06/15/28	515	554,773
5.000%, 06/15/29	1,085	1,191,092
County of Washington (GO)
4.000%, 03/01/30	1,020	1,033,811
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	1,130	1,169,541

	Face Amount	Value†
	(000)
OREGON — (Continued)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	$258,600
5.000%, 01/01/32	340	363,351
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,290	1,356,393
4.000%, 06/15/34	220	228,416
4.000%, 06/15/40	400	399,600
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	61,392
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,034,730
Lane Community College (GO) (SCH BD GTY)
4.000%, 06/15/24	565	565,016
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	615,202
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	630	640,087
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	345	374,431
Metro (GO)
5.000%, 06/01/26	1,140	1,179,261
5.000%, 06/01/28	200	215,288
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,147,983
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	910	959,297

150

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	425	$439,871
5.000%, 06/15/27	250	263,924
5.000%, 06/15/29	835	918,732
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	250	250,013
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	640,688
5.000%, 06/15/27	1,000	1,016,247
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	154,318
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	345	345,147
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	441,318
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	160,389
Portland Community College District (GO)
5.000%, 06/15/26	910	941,464
5.000%, 06/15/31	440	454,561
5.000%, 06/15/33	1,155	1,191,548
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	359,766
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	485	519,137
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,320	1,392,312
State of Oregon (GO) Series A
5.000%, 05/01/27	730	768,184
5.000%, 05/01/29	275	300,562
5.250%, 05/01/44	75	84,189
State of Oregon (GO) Series B
5.000%, 08/01/33	950	966,664

	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series C
5.000%, 06/01/26	420	$433,951
5.000%, 06/01/31	845	887,100
5.000%, 06/01/35	1,365	1,427,706
State of Oregon (GO) Series D
5.000%, 06/01/28	305	327,707
5.000%, 05/01/29	535	551,657
State of Oregon (GO) Series F
5.000%, 05/01/24	175	175,000
5.000%, 05/01/25	310	314,623
5.000%, 08/01/25	240	244,643
5.000%, 08/01/27	1,495	1,580,815
5.000%, 05/01/31	530	545,881
5.000%, 05/01/32	1,110	1,143,260
5.000%, 05/01/34	500	514,787
State of Oregon (GO) Series G
5.000%, 12/01/33	1,000	1,037,850
5.000%, 08/01/41	350	387,949
State of Oregon (GO) Series H
5.000%, 06/01/25	265	269,370
5.000%, 06/01/27	380	392,620
5.000%, 06/01/29	365	376,825
State of Oregon (GO) Series N
5.000%, 05/01/27	380	399,876
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/25	1,030	1,054,553
5.000%, 11/15/26	450	469,544
5.000%, 11/15/27	600	632,422
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	175	178,652
5.000%, 09/01/26	790	821,870
5.000%, 09/01/34	280	306,724
3.250%, 10/01/34	420	404,758
5.000%, 09/01/38	540	578,907
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	425	433,319

151

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
OREGON — (Continued)
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	$111,027
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	435,807
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/40	190	202,528
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	275	289,488
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	345	357,072
5.000%, 06/15/30	350	389,044
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	605	638,327

	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	$200,252
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	660	670,687
Washington County Clean Water Services (RB)
5.000%, 10/01/24	235	236,254
5.000%, 10/01/25	480	490,810
5.000%, 10/01/27	535	568,304
5.000%, 10/01/28	330	357,471
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	95,083
5.000%, 06/01/29	400	438,211

TOTAL MUNICIPAL BONDS (Cost $68,503,131)		66,548,567

TOTAL INVESTMENTS — (100.0%) (Cost $68,503,131)		$66,548,567

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$66,548,567	—	$66,548,567

Total Investments in Securities	—	$66,548,567	—	$66,548,567

See accompanying Notes to Financial Statements.

152

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,570,559	$286,324	$549,790	$1,539,922
Segregated Cash for Swaps Contracts	23,600	2,840	—	—
Cash	—	1,127	—	—
Receivables:
Dividends and Interest	21,166	4,370	6,515	25,261
Fund Shares Sold	838	270	408	298
Unrealized Gain on Swap Contracts	67,644	10,382	—	—
Prepaid Expenses and Other Assets	17	11	26	18

Total Assets	1,683,824	305,324	556,739	1,565,499

LIABILITIES:
Payables:
Due to Custodian	23,600	—	—	—
Investment Securities Purchased	20,235	1,820	1,859	18,596
Fund Shares Redeemed	740	42	333	694
Due to Advisor	268	50	73	193
Accrued Expenses and Other Liabilities	83	15	4	106

Total Liabilities	44,926	1,927	2,269	19,589

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,638,898	$303,397	$554,470	$1,545,910

Institutional Class Shares — based on net assets of $1,638,898; $303,397; $554,470 and $1,545,910, respectively and shares outstanding of 151,888,572, 28,268,916, 56,076,785 and 152,642,828, respectively, $0.01 Par Value (1)	$10.79	$10.73	$9.89	$10.13

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000

Investment Securities at Cost	$1,586,364	$288,041	$569,258	$1,546,460

NET ASSETS CONSIST OF:
Paid-In Capital	$1,572,634	$291,581	$583,222	$1,557,296
Total Distributable Earnings (Loss)	66,264	11,816	(28,752)	(11,386)

NET ASSETS	$1,638,898	$303,397	$554,470	$1,545,910

See accompanying Notes to Financial Statements.

153

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short- Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,389,053	$409,532	$183,020	$675,070
Receivables:
Investment Securities Sold	—	2,500	—	—
Dividends and Interest	18,127	4,921	2,961	10,015
Fund Shares Sold	199	57	20	507
Prepaid Expenses and Other Assets	22	23	16	17

Total Assets	1,407,401	417,033	186,017	685,609

LIABILITIES:
Payables:
Investment Securities Purchased	1,929	1,943	4,147	2,461
Fund Shares Redeemed	894	118	27	320
Due to Advisor	181	59	25	84
Accrued Expenses and Other Liabilities	66	17	13	62

Total Liabilities	3,070	2,137	4,212	2,927

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,404,331	$414,896	$181,805	$682,682

Institutional Class Shares — based on net assets of $1,404,331; $414,896; $181,805 and $682,682, respectively and shares outstanding of 141,088,535, 44,328,341, 18,295,238 and 67,194,769, respectively, $0.01 Par Value (1)	$9.95	$9.36	$9.94	$10.16

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$1,413,432	$422,902	$183,630	$678,155

NET ASSETS CONSIST OF:
Paid-In Capital	$1,447,218	$434,568	$182,890	$691,335
Total Distributable Earnings (Loss)	(42,887)	(19,672)	(1,085)	(8,653)

NET ASSETS	$1,404,331	$414,896	$181,805	$682,682

See accompanying Notes to Financial Statements.

154

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$418,284	$134,943	$27,724	$66,549
Cash	—	—	483	254
Receivables:
Dividends and Interest	5,469	2,329	354	1,113
Fund Shares Sold	19	—	32	293
Prepaid Expenses and Other Assets	12	17	6	9

Total Assets	423,784	137,289	28,599	68,218

LIABILITIES:
Payables:
Investment Securities Purchased	953	133	385	180
Fund Shares Redeemed	424	1	24	6
Due to Advisor	56	20	1	10
Accrued Expenses and Other Liabilities	22	14	2	7

Total Liabilities	1,455	168	412	203

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$422,329	$137,121	$28,187	$68,015

Institutional Class Shares — based on net assets of $422,329; $137,121; $28,187 and $68,015, respectively and shares outstanding of 41,300,691, 13,593,620, 2,892,594 and 7,031,525, respectively, $0.01 Par Value (1)	$10.23	$10.09	$9.74	$9.67

(1) NUMBER OF SHARES AUTHORIZED.	1,000,000,000	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$425,345	$135,702	$28,084	$68,503

NET ASSETS CONSIST OF:
Paid-In Capital	$442,367	$138,245	$28,775	$70,874
Total Distributable Earnings (Loss)	(20,038)	(1,124)	(588)	(2,859)

NET ASSETS	$422,329	$137,121	$28,187	$68,015

See accompanying Notes to Financial Statements.

155

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$21,315	$3,994	$4,433	$22,628

Total Investment Income	21,315	3,994	4,433	22,628

Expenses
Investment Management Fees	1,630	295	470	1,212
Accounting & Transfer Agent Fees	202	50	79	201
Custodian Fees	14	5	3	9
Filing Fees	24	10	26	29
Shareholders’ Reports	19	11	14	26
Directors’/Trustees’ Fees & Expenses	6	1	2	6
Professional Fees	11	2	4	11
Previously Waived Fees Recovered by Advisor (Note C)	—	—	11	—
Other	442	50	9	23

Total Expenses	2,348	424	618	1,517

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	1	—
Fees Paid Indirectly (Note C)	13	25	31	18

Net Expenses	2,335	399	586	1,499

Net Investment Income (Loss)	18,980	3,595	3,847	21,129

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(10)	(168)	(2,624)	(164)
Swap Contracts	14,130	3,189	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	15,453	2,321	18,095	7,114
Swap Contracts	(4,366)	(1,401)	—	—

Net Realized and Unrealized Gain (Loss)	25,207	3,941	15,471	6,950

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,187	$7,536	$19,318	$28,079

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$16,238	$4,461	$2,556	$9,035

Total Investment Income	16,238	4,461	2,556	9,035

Expenses
Investment Management Fees	1,149	381	152	561
Accounting & Transfer Agent Fees	180	67	33	101
Custodian Fees	8	3	2	5
Filing Fees	20	19	10	12
Shareholders’ Reports	21	11	11	15
Directors’/Trustees’ Fees & Expenses	5	1	—	3
Professional Fees	9	2	1	5
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	19	6	3	10

Total Expenses	1,411	490	213	712

Fees Waived, Expenses Reimbursed by Advisor (Note C)	12	51	2	12
Fees Paid Indirectly (Note C)	6	1	—	20

Net Expenses	1,393	438	211	680

Net Investment Income (Loss)	14,845	4,023	2,345	8,355

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,377)	(315)	(33)	(220)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	48,994	11,339	826	4,756

Net Realized and Unrealized Gain (Loss)	46,617	11,024	793	4,536

Net Increase (Decrease) in Net Assets Resulting from Operations	$61,462	$15,047	$3,138	$12,891

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$4,623	$1,921	$313	$655

Total Investment Income	4,623	1,921	313	655

Expenses
Investment Management Fees	344	140	35	83
Accounting & Transfer Agent Fees	69	24	8	16
Custodian Fees	3	1	1	1
Filing Fees	11	10	9	10
Shareholders’ Reports	12	10	10	10
Directors’/Trustees’ Fees & Expenses	1	—	—	—
Professional Fees	3	2	—	—
Other	7	3	1	2

Total Expenses.	450	190	64	122

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	15	20	18
Fees Paid Indirectly (Note C)	1	4	7	6

Net Expenses	449	171	37	98

Net Investment Income (Loss)	4,174	1,750	276	557

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(428)	(80)	(2)	(111)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	13,683	899	248	1,684

Net Realized and Unrealized Gain (Loss)	13,255	819	246	1,573

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,429	$2,569	$522	$2,130

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			DFA California				DFA Short-Term
	DFA Municipal Real		Municipal Real		DFA Municipal		Municipal Bond
	Return Portfolio		Return Portfolio		Bond Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,980	$30,231	$3,595	$4,620	$3,847	$6,786	$21,129	$30,512
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(10)	(25,803)	(168)	(5,792)	(2,624)	(3,754)	(164)	(4,404)
Swap Contracts	14,130	27,009	3,189	5,757	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	15,453	38,866	2,321	8,906	18,095	5,432	7,114	26,412
Swap Contracts	(4,366)	(28,334)	(1,401)	(5,805)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	44,187	41,969	7,536	7,686	19,318	8,464	28,079	52,520

Distributions:
Institutional Class Shares	(18,666)	(30,121)	(3,567)	(4,536)	(3,726)	(6,717)	(20,569)	(30,453)
Capital Share Transactions (1):
Shares Issued	213,933	604,593	63,635	67,451	64,251	260,522	122,807	476,056
Shares Issued in Lieu of Cash Distributions	18,539	29,981	3,555	4,528	3,705	6,683	19,930	29,488
Shares Redeemed	(234,775)	(817,942)	(49,201)	(82,928)	(116,069)	(251,555)	(254,091)	(1,032,770)

Net Increase (Decrease) from Capital Share Transactions	(2,303)	(183,368)	17,989	(10,949)	(48,113)	15,650	(111,354)	(527,226)

Total Increase (Decrease) in Net Assets	23,218	(171,520)	21,958	(7,799)	(32,521)	17,397	(103,844)	(505,159)
Net Assets
Beginning of Period	1,615,680	1,787,200	281,439	289,238	586,991	569,594	1,649,754	2,154,913

End of Period	$1,638,898	$1,615,680	$303,397	$281,439	$554,470	$586,991	$1,545,910	$1,649,754

(1) Shares Issued and Redeemed:
Shares Issued	19,882	56,505	5,946	6,349	6,457	26,511	12,111	47,277
Shares Issued in Lieu of Cash Distributions	1,723	2,801	332	426	373	681	1,967	2,925
Shares Redeemed	(21,816)	(76,379)	(4,594)	(7,811)	(11,686)	(25,660)	(25,049)	(102,513)

Net Increase (Decrease) from Shares Issued and Redeemed	(211)	(17,073)	1,684	(1,036)	(4,856)	1,532	(10,971)	(52,311)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

					DFA Short-Term
	DFA Intermediate-		DFA Selective		Selective
	Term Municipal Bond		State Municipal		State Municipal		DFA California Short-Term
	Portfolio		Bond Portfolio		Bond Portfolio		Municipal Bond Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,845	$26,357	$4,023	$5,890	$2,345	$3,926	$8,355	$14,168
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,377)	(12,478)	(315)	(1,791)	(33)	(352)	(220)	(2,930)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	48,994	16,621	11,339	2,633	826	1,608	4,756	10,321

Net Increase (Decrease) in Net Assets Resulting from Operations	61,462	30,500	15,047	6,732	3,138	5,182	12,891	21,559

Distributions:
Institutional Class Shares	(14,638)	(26,160)	(3,956)	(5,810)	(2,271)	(3,957)	(8,301)	(13,988)
Capital Share Transactions (1):
Shares Issued	147,211	481,321	83,905	249,675	31,314	56,451	82,082	441,427
Shares Issued in Lieu of Cash Distributions	13,563	24,542	3,640	5,371	2,271	3,955	8,247	13,858
Shares Redeemed	(212,299)	(761,756)	(51,537)	(152,536)	(21,893)	(92,418)	(131,083)	(582,714)

Net Increase (Decrease) from Capital Share Transactions	(51,525)	(255,893)	36,008	102,510	11,692	(32,012)	(40,754)	(127,429)

Total Increase (Decrease) in Net Assets	(4,701)	(251,553)	47,099	103,432	12,559	(30,787)	(36,164)	(119,858)
Net Assets
Beginning of Period	1,409,032	1,660,585	367,797	264,365	169,246	200,033	718,846	838,704

End of Period	$1,404,331	$1,409,032	$414,896	$367,797	$181,805	$169,246	$682,682	$718,846

(1) Shares Issued and Redeemed:
Shares Issued	14,715	48,836	8,930	26,915	3,148	5,683	8,075	43,698
Shares Issued in Lieu of Cash Distributions	1,354	2,487	387	579	228	399	812	1,370
Shares Redeemed	(21,265)	(77,392)	(5,503)	(16,510)	(2,202)	(9,293)	(12,892)	(57,682)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,196)	(26,069)	3,814	10,984	1,174	(3,211)	(4,005)	(12,614)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Intermediate-Term						DFA Oregon
	Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		Municipal Bond Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,174	$7,627	$1,750	$2,522	$276	$386	$557	$901
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(428)	(6,916)	(80)	(226)	(2)	(159)	(111)	(383)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	13,683	7,713	899	1,321	248	423	1,684	466

Net Increase (Decrease) in Net Assets Resulting from Operations	17,429	8,424	2,569	3,617	522	650	2,130	984

Distributions:
Institutional Class Shares	(4,158)	(7,560)	(1,720)	(2,479)	(270)	(383)	(554)	(889)
Capital Share Transactions (1):
Shares Issued	41,644	232,910	30,677	39,762	3,212	7,532	7,504	24,683
Shares Issued in Lieu of Cash Distributions	4,149	7,544	1,691	2,427	270	383	550	885
Shares Redeemed	(56,252)	(313,801)	(33,302)	(59,269)	(2,767)	(14,669)	(6,886)	(21,097)

Net Increase (Decrease) from Capital Share Transactions	(10,459)	(73,347)	(934)	(17,080)	715	(6,754)	1,168	4,471

Total Increase (Decrease) in Net Assets	2,812	(72,483)	(85)	(15,942)	967	(6,487)	2,744	4,566
Net Assets
Beginning of Period	419,517	492,000	137,206	153,148	27,220	33,707	65,271	60,705

End of Period	$422,329	$419,517	$137,121	$137,206	$28,187	$27,220	$68,015	$65,271

(1) Shares Issued and Redeemed:
Shares Issued	4,050	23,001	3,038	3,954	329	776	771	2,571
Shares Issued in Lieu of Cash Distributions	403	742	167	242	28	39	57	92
Shares Redeemed	(5,469)	(30,944)	(3,296)	(5,895)	(283)	(1,516)	(712)	(2,194)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,016)	(7,201)	(91)	(1,699)	74	(701)	116	469

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

161

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio							DFA California Municipal Real Return Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.62		$10.56	$10.91	$10.21	$9.99	$9.71	$10.59		$10.47	$10.76	$10.10	$10.02	$9.80

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.19	0.12	0.11	0.15	0.16	0.13		0.17	0.09	0.09	0.12	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.17		0.06	(0.36)	0.70	0.22	0.28	0.14		0.12	(0.29)	0.66	0.08	0.21

Total from Investment Operations	0.29		0.25	(0.24)	0.81	0.37	0.44	0.27		0.29	(0.20)	0.75	0.20	0.36

Less Distributions:
Net Investment Income	(0.12)		(0.19)	(0.11)	(0.11)	(0.15)	(0.16)	(0.13)		(0.17)	(0.09)	(0.09)	(0.12)	(0.14)
Return of Capital	—		—	—	—	—	—	—		—	—	—	(0.00)*	—

Total Distributions	(0.12)		(0.19)	(0.11)	(0.11)	(0.15)	(0.16)	(0.13)		(0.17)	(0.09)	(0.09)	(0.12)	(0.14)

Net Asset Value, End of Period	$10.79		$10.62	$10.56	$10.91	$10.21	$9.99	$10.73		$10.59	$10.47	$10.76	$10.10	$10.02

Total Return	2.77	%(B)	2.39%	(2.22%)	8.00%	3.77%	4.56%	2.55	%(B)	2.74%	(1.91%)	7.41%	2.04%	3.73%

Net Assets, End of Period (thousands)	$1,638,898		$1,615,680	$1,787,200	$1,153,419	$856,386	$884,142	$303,397		$281,439	$289,238	$214,216	$156,192	$135,575
Ratio of Expenses to Average Net Assets	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.23%	0.24	%(C)	0.23%	0.26%	0.26%	0.27%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24	%(C)	0.24%	0.24%	0.24%	0.24%	0.24%	0.26	%(C)	0.26%	0.26%	0.26%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.33	%(C)	1.79%	1.07%	1.08%	1.51%	1.62%	2.43	%(C)	1.59%	0.84%	0.86%	1.19%	1.46%
Portfolio Turnover Rate	46	%(B)	62%	26%	14%	34%	6%	16	%(B)	61%	27%	24%	21%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

162

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio							DFA Short-Term Municipal Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.63		$9.59	$10.37	$10.50	$10.33	$9.96	$10.08		$9.98	$10.16	$10.19	$10.18	$10.10

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06		0.11	0.09	0.11	0.15	0.15	0.13		0.17	0.04	0.03	0.09	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.26		0.04	(0.78)	(0.13)	0.17	0.37	0.05		0.10	(0.18)	(0.03)	0.01	0.08

Total from Investment Operations	0.32		0.15	(0.69)	(0.02)	0.32	0.52	0.18		0.27	(0.14)	—	0.10	0.20

Less Distributions:
Net Investment Income	(0.06)		(0.11)	(0.09)	(0.11)	(0.15)	(0.15)	(0.13)		(0.17)	(0.04)	(0.03)	(0.09)	(0.12)

Total Distributions	(0.06)		(0.11)	(0.09)	(0.11)	(0.15)	(0.15)	(0.13)		(0.17)	(0.04)	(0.03)	(0.09)	(0.12)

Net Asset Value, End of Period	$9.89		$9.63	$9.59	$10.37	$10.50	$10.33	$10.13		$10.08	$9.98	$10.16	$10.19	$10.18

Total Return	3.35	%(B)	1.53%	(6.71%)	(0.23%)	3.11%	5.28%	1.78	%(B)	2.75%	(1.36%)	(0.03%)	1.02%	2.03%

Net Assets, End of Period (thousands)	$554,470		$586,991	$569,594	$648,588	$527,633	$509,830	$1,545,910		$1,649,754	$2,154,913	$2,436,433	$2,633,204	$2,618,249
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.20%	0.21%	0.23%	0.23%	0.22%	0.19	%(C)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.23%	0.23%	0.25%	0.19	%(C)	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.31	%(C)	1.11%	0.85%	1.02%	1.43%	1.51%	2.61	%(C)	1.68%	0.43%	0.29%	0.88%	1.22%
Portfolio Turnover Rate	16	%(B)	26%	34%	15%	33%	13%	80	%(B)	103%	75%	67%	140%	90%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

163

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

								DFA Selective State
								Municipal
	DFA Intermediate-Term Municipal Bond Portfolio							Bond Portfolio
													Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Sep 30,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	2020 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.63		$9.63	$10.43	$10.58	$10.38	$9.93	$9.08		$8.95	$10.00	$9.99	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.17	0.14	0.14	0.16	0.16	0.10		0.16	0.09	0.06	—
Net Gains (Losses) on Securities (Realized and Unrealized)	0.32		—	(0.80)	(0.15)	0.20	0.45	0.28		0.12	(1.05)	0.01	(0.01)

Total from Investment Operations	0.42		0.17	(0.66)	(0.01)	0.36	0.61	0.38		0.28	(0.96)	0.07	(0.01)

Less Distributions:
Net Investment Income	(0.10)		(0.17)	(0.14)	(0.14)	(0.16)	(0.16)	(0.10)		(0.15)	(0.09)	(0.06)	(—)

Total Distributions	(0.10)		(0.17)	(0.14)	(0.14)	(0.16)	(0.16)	(0.10)		(0.15)	(0.09)	(0.06)	—

Net Asset Value, End of Period	$9.95		$9.63	$9.63	$10.43	$10.58	$10.38	$9.36		$9.08	$8.95	$10.00	$9.99

Total Return	4.38	%(B)	1.69%	(6.36%)	(0.11%)	3.47%	6.17%	4.15	%(B)	3.12%	(9.67%)	0.66%	(0.10	%)(B)

Net Assets, End of Period (thousands)	$1,404,331		$1,409,032	$1,660,585	$2,133,305	$2,044,065	$2,069,659	$414,896		$367,797	$264,365	$267,126	$85,450
Ratio of Expenses to Average Net Assets	0.19	%(C)	0.20%	0.20%	0.22%	0.23%	0.23%	0.23	%(C)	0.23%	0.23%	0.23%	0.23	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19	%(C)	0.20%	0.20%	0.22%	0.23%	0.23%	0.26	%(C)	0.25%	0.27%	0.34%	0.34	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.07	%(C)	1.67%	1.38%	1.35%	1.50%	1.57%	2.11	%(C)	1.67%	0.93%	0.64%	0.11	%(C)(D)
Portfolio Turnover Rate	17	%(B)	40%	21%	9%	31%	12%	41	%(B)	77%	36%	3%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

164

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term
	Selective
	State Municipal
	Bond Portfolio(E)					DFA California Short-Term Municipal Bond Portfolio
				Period
	Six Months		Year	Apr 12,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended	2022 to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022		2024		2023	2022	2021	2020	2019
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$9.89		$9.84	$10.00		$10.10		$10.01	$10.25	$10.29	$10.30	$10.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.23	0.10		0.12		0.17	0.06	0.06	0.09	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04		0.06	(0.17)		0.06		0.09	(0.24)	(0.05)	(0.01)	0.07

Total from Investment Operations	0.18		0.29	(0.07)		0.18		0.26	(0.18)	0.01	0.08	0.19

Less Distributions:
Net Investment Income	(0.13)		(0.24)	(0.09)		(0.12)		(0.17)	(0.06)	(0.05)	(0.09)	(0.12)
Return of Capital	—		—	—		—		—	—	—	(0.00)*	—
Total Distributions	(0.13)		(0.24)	(0.09)		(0.12)		(0.17)	(0.06)	(0.05)	(0.09)	(0.12)

Net Asset Value, End of Period	$9.94		$9.89	$9.84		$10.16		$10.10	$10.01	$10.25	$10.29	$10.30

Total Return	1.85	%(B)	2.94%	(0.75	%)(B)	1.79	%(B)	2.56%	(1.80%)	0.05%	0.82%	1.88%

Net Assets, End of Period (thousands)	$181,805		$169,246	$200,033		$682,682		$718,846	$838,704	$872,821	$1,036,970	$1,228,326
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.24%	0.25	%(C)(D)	0.19	%(C)	0.19%	0.19%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25	%(C)	0.32%	0.30	%(C)(D)	0.20	%(C)	0.20%	0.19%	0.22%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.77	%(C)	2.36%	1.75	%(C)(D)	2.38	%(C)	1.64%	0.57%	0.58%	0.87%	1.19%
Portfolio Turnover Rate	75	%(B)	90%	17	%(B)	61	%(B)	115%	65%	55%	83%	97%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

165

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio							DFA NY Municipal Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.91		$9.94	$10.73	$10.85	$10.72	$10.33	$10.03		$9.95	$10.23	$10.29	$10.26	$10.10

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.16	0.11	0.12	0.15	0.16	0.13		0.17	0.06	0.08	0.11	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.32		(0.03)	(0.79)	(0.13)	0.13	0.38	0.05		0.08	(0.28)	(0.07)	0.03	0.15

Total from Investment Operations	0.42		0.13	(0.68)	(0.01)	0.28	0.54	0.18		0.25	(0.22)	0.01	0.14	0.29
Less Distributions:
Net Investment Income	(0.10)		(0.16)	(0.11)	(0.11)	(0.15)	(0.15)	(0.12)		(0.17)	(0.06)	(0.07)	(0.11)	(0.13)
Return of Capital	—		—	—	—	(0.00)*	—	—		—	—	—	—	—

Total Distributions	(0.10)		(0.16)	(0.11)	(0.11)	(0.15)	(0.15)	(0.12)		(0.17)	(0.06)	(0.07)	(0.11)	(0.13)

Net Asset Value, End of Period	$10.23		$9.91	$9.94	$10.73	$10.85	$10.72	$10.09		$10.03	$9.95 $	10.23	$10.29	$10.26

Total Return	4.23	%(B)	1.28%	(6.36%)	(0.07%)	2.66%	5.30%	1.85	%(B)	2.50%	(2.17%)	0.10%	1.39%	2.92%

Net Assets, End of Period (thousands)	$422,329		$419,517	$492,000	$650,729	$568,867	$519,431	$137,121		$137,206	$153,148	$122,934	$110,128	$121,169
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.20%	0.20%	0.23%	0.23%	0.22%	0.24	%(C)	0.24%	0.25%	0.25%	0.24%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.20%	0.20%	0.23%	0.23%	0.24%	0.27	%(C)	0.26%	0.25%	0.28%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.94	%(C)	1.56%	1.05%	1.07%	1.38%	1.47%	2.50	%(C)	1.67%	0.62%	0.79%	1.07%	1.32%
Portfolio Turnover Rate	19	%(B)	77%	32%	10%	33%	19%	68	%(B)	133%	36%	54%	91%	40%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

166

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

								DFA Oregon
								Municipal
	DFA MN Municipal Bond Portfolio							Bond Portfolio
														Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Sep 10,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	2019 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.66		$9.58	$10.00	$10.15	$10.05	$9.73	$9.44		$9.42	$10.14	$10.21	$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.13	0.08	0.08	0.11	0.11	0.08		0.13	0.06	0.05	0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07		0.08	(0.42)	(0.10)	0.10	0.32	0.23		0.02	(0.72)	(0.08)	0.21	(0.01)

Total from Investment Operations	0.17		0.21	(0.34)	(0.02)	0.21	0.43	0.31		0.15	(0.66)	(0.03)	0.30	—

Less Distributions:
Net Investment Income	(0.09)		(0.13)	(0.08)	(0.08)	(0.11)	(0.11)	(0.08)		(0.13)	(0.06)	(0.04)	(0.09)	(—)
Net Realized Gains	—		—	—	(0.05)	—	—	—		—	—	—	—	—
Return of Capital	—		—	—	—	—	—	—		—	—	—	(0.00)*	—

Total Distributions	(0.09)		(0.13)	(0.08)	(0.13)	(0.11)	(0.11)	(0.08)		(0.13)	(0.06)	(0.04)	(0.09)	—

Net Asset Value, End of Period	$9.74		$9.66	$9.58	$10.00	$10.15	$10.05	$9.67		$9.44	$9.42	$10.14	$10.21	$10.00

Total Return	1.79	%(B)	2.18%	(3.40%)	(0.18%)	2.13%	4.47%	3.28	%(B)	1.54%	(6.51%)	(0.25%)	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$28,187		$27,220	$33,707	$40,844	$38,103	$74,139	$68,015		$65,271	$60,705	$54,243	$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.26	%(C)	0.28%	0.32%	0.32%	0.30%	0.30%	0.29	%(C)	0.30%	0.32%	0.32%	0.29%	0.32	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.45	%(C)	0.43%	0.38%	0.41%	0.37%	0.38%	0.36	%(C)	0.34%	0.34%	0.37%	0.87%	0.65	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.95	%(C)	1.33%	0.82%	0.83%	1.05%	1.14%	1.67	%(C)	1.33%	0.66%	0.45%	0.87%	0.47	%(C)(D)
Portfolio Turnover Rate	30	%(B)	27%	44%	20%	27%	14%	7	%(B)	19%	30%	8%	11%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

167

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

168

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

169

DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.16%
DFA Short-Term Municipal Bond Portfolio	0.15%
DFA Intermediate-Term Municipal Bond Portfolio	0.16%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.16%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2025. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA Municipal Real Return Portfolio (1)	0.27%	—	—
DFA California Municipal Real Return Portfolio (2)	0.30%	—	—
DFA Municipal Bond Portfolio (1)	0.21%	$11	$1
DFA Short-Term Municipal Bond Portfolio (3)	0.30%	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.19%	—	12
DFA Selective State Municipal Bond Portfolio (1)	0.23%	—	51
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	1	2
DFA California Short-Term Municipal Bond Portfolio (1)	0.19%	—	12
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	—	15
DFA MN Municipal Bond Portfolio (1)	0.30%	—	20
DFA Oregon Municipal Bond Portfolio (1)	0.30%	—	18

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2024, the Expense Limitation Amounts for the DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA MN Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio were 0.23%, 0.30%, 0.32% and 0.32%, respectively. Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2022 the Expense Limitation Amount for the DFA Municipal Bond Portfolio was 0.23%.

170

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)(“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
DFA Municipal Bond Portfolio	$—	$—	$2	$1	$3
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—	12	12
DFA Selective State Municipal Bond Portfolio	123	101	62	51	337
DFA Short-Term Selective State Municipal Bond Portfolio	—	6	125	2	133
DFA California Short-Term Municipal Bond Portfolio	—	—	—	12	12
DFA NY Municipal Bond Portfolio	16	8	11	15	50
DFA MN Municipal Bond Portfolio	17	23	31	20	91
DFA Oregon Municipal Bond Portfolio	3	11	10	18	42

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Municipal Real Return Portfolio	$13
DFA California Municipal Real Return Portfolio	25
DFA Municipal Bond Portfolio	31
DFA Short-Term Municipal Bond Portfolio	18
DFA Intermediate-Term Municipal Bond Portfolio	6
DFA Selective State Municipal Bond Portfolio	1
DFA Short-Term Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	20
DFA California Intermediate-Term Municipal Bond Portfolio	1
DFA NY Municipal Bond Portfolio	4
DFA MN Municipal Bond Portfolio	7
DFA Oregon Municipal Bond Portfolio	6

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Municipal Real Return Portfolio	$2
DFA California Municipal Real Return Portfolio	—
DFA Municipal Bond Portfolio	—
DFA Short-Term Municipal Bond Portfolio	37
DFA Intermediate-Term Municipal Bond Portfolio	2
DFA Selective State Municipal Bond Portfolio	—
DFA Short-Term Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	10
DFA California Intermediate-Term Municipal Bond Portfolio	—
DFA NY Municipal Bond Portfolio	—
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
DFA Municipal Real Return Portfolio	$661,308	$618,899
DFA California Municipal Real Return Portfolio	67,572	42,409
DFA Municipal Bond Portfolio	95,558	133,044
DFA Short-Term Municipal Bond Portfolio	965,845	1,136,988
DFA Intermediate-Term Municipal Bond Portfolio	242,387	306,621
DFA Selective State Municipal Bond Portfolio	196,727	145,074
DFA Short-Term Selective State Municipal Bond Portfolio	100,801	102,780
DFA California Short-Term Municipal Bond Portfolio	382,635	417,303
DFA California Intermediate-Term Municipal Bond Portfolio	82,788	97,256
DFA NY Municipal Bond Portfolio	84,544	91,467
DFA MN Municipal Bond Portfolio	7,398	8,315
DFA Oregon Municipal Bond Portfolio	5,521	4,320

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of non-deductible expenses, bond amortization, and other book to tax differences, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Municipal Real Return Portfolio
2022	—	—	$16,450	$16,450
2023	—	—	30,121	30,121
DFA California Municipal Real Return Portfolio
2022	—	—	2,206	2,206
2023	—	—	4,536	4,536
DFA Municipal Bond Portfolio
2022	—	—	5,770	5,770
2023	—	—	6,717	6,717
DFA Short-Term Municipal Bond Portfolio
2022	—	—	9,420	9,420
2023	—	—	30,453	30,453
DFA Intermediate-Term Municipal Bond Portfolio
2022	—	—	27,157	27,157
2023	—	—	26,160	26,160
DFA Selective State Municipal Bond Portfolio
2022	—	—	2,396	2,396
2023	—	—	5,810	5,810
DFA Short-Term Selective State Municipal Bond Portfolio
2022	—	—	1,537	1,537
2023	—	—	3,957	3,957
DFA California Short-Term Municipal Bond Portfolio
2022	—	—	4,577	4,577
2023	—	—	13,988	13,988
DFA California Intermediate-Term Municipal Bond Portfolio
2022	—	—	6,164	6,164
2023	—	—	7,560	7,560

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA NY Municipal Bond Portfolio
2022	—	—	$805	$805
2023	—	—	2,479	2,479
DFA MN Municipal Bond Portfolio
2022	—	—	297	297
2023	—	—	383	383
DFA Oregon Municipal Bond Portfolio
2022	—	—	393	393
2023	—	—	889	889

As of October 31, 2023, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Tax-Exempt Net Investment Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Municipal Real Return Portfolio	$782	—	$(791)	$40,753	$40,744
DFA California Municipal Real Return Portfolio	185	—	(54)	7,716	7,847
DFA Municipal Bond Portfolio	173	—	(6,970)	(37,547)	(44,344)
DFA Short-Term Municipal Bond Portfolio	754	—	(5,875)	(13,736)	(18,857)
DFA Intermediate-Term Municipal Bond Portfolio	852	—	(17,329)	(73,229)	(89,706)
DFA Selective State Municipal Bond Portfolio	181	—	(6,306)	(24,640)	(30,765)
DFA Short-Term Selective State Municipal Bond Portfolio	139	—	(585)	(1,436)	(1,882)
DFA California Short-Term Municipal Bond Portfolio	478	—	(5,819)	(7,891)	(13,232)
DFA California Intermediate-Term Municipal Bond Portfolio	246	—	(12,814)	(20,743)	(33,311)
DFA NY Municipal Bond Portfolio	84	—	(399)	(1,658)	(1,973)
DFA MN Municipal Bond Portfolio	11	—	(243)	(608)	(840)
DFA Oregon Municipal Bond Portfolio	28	—	(826)	(3,636)	(4,434)

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Municipal Real Return Portfolio	$791	$791
DFA California Municipal Real Return Portfolio	54	54
DFA Municipal Bond Portfolio	6,970	6,970
DFA Short-Term Municipal Bond Portfolio	5,875	5,875
DFA Intermediate-Term Municipal Bond Portfolio	17,329	17,329
DFA Selective State Municipal Bond Portfolio	6,306	6,306
DFA Short-Term Selective State Municipal Bond Portfolio	585	585
DFA California Short-Term Municipal Bond Portfolio	5,819	5,819
DFA California Intermediate-Term Municipal Bond Portfolio	12,814	12,814
DFA NY Municipal Bond Portfolio	399	399
DFA MN Municipal Bond Portfolio	243	243
DFA Oregon Municipal Bond Portfolio	826	826

During the year ended October 31, 2023, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Municipal Real Return Portfolio	$1,213

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Municipal Real Return Portfolio	$1,586,354	$104	$(15,900)	$(15,796)
DFA California Municipal Real Return Portfolio	288,068	95	(1,813)	(1,718)
DFA Municipal Bond Portfolio	569,142	655	(20,024)	(19,369)
DFA Short-Term Municipal Bond Portfolio	1,546,546	77	(6,618)	(6,541)
DFA Intermediate-Term Municipal Bond Portfolio	1,413,075	7,719	(31,881)	(24,162)
DFA Selective State Municipal Bond Portfolio	422,774	403	(13,715)	(13,312)
DFA Short-Term Selective State Municipal Bond Portfolio	183,630	17	(627)	(610)
DFA California Short-Term Municipal Bond Portfolio	678,239	36	(3,155)	(3,119)
DFA California Intermediate-Term Municipal Bond Portfolio	425,307	2,204	(9,228)	(7,024)
DFA NY Municipal Bond Portfolio	135,703	9	(768)	(759)
DFA MN Municipal Bond Portfolio	28,084	1	(362)	(361)
DFA Oregon Municipal Bond Portfolio	68,500	48	(2,002)	(1,954)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales or other investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation.As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

176

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

3. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

Swap
Contracts*
DFA Municipal Real Return Portfolio	$1,564,143
DFA California Municipal Real Return Portfolio	284,714

*	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Swap
	April 30, 2024	Contracts (1)
DFA Municipal Real Return Portfolio	$67,644	$67,644
DFA California Municipal Real Return Portfolio	10,382	10,382

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.

177

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Swap
	Total	Contracts (1)
DFA Municipal Real Return Portfolio	$14,130	$14,130
DFA California Municipal Real Return Portfolio	3,189	3,189

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Swap
	Total	Contracts (2)
DFA Municipal Real Return Portfolio	$(4,366)	$(4,366)
DFA California Municipal Real Return Portfolio	(1,401)	(1,401)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

178

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2024 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
DFA Municipal Real Return Portfolio
Citibank, N.A.	$20,879	$20,879	—	—	$(20,879)	—	—	—	—	—	—	—
Bank of America Corp.	44,019	44,019	—	$(44,019)	—	—	—	—	—	—	—	—
Morgan Stanley and Co. International	2,746	2,746	—	—	(2,720)	$26	—	—	—	—	—	—

Total	$67,644	$67,644	—	$(44,019)	$(23,599)	$26	—	—	—	—	—	—

DFA California Municipal Real Return Portfolio
Merrill Lynch Capital Services, Inc.	$606	$606	—	—	—	$606	—	—	—	—	—	—
Bank of America Corp.	6,642	6,642	—	$(6,642)	—	—	—	—	—	—	—	—
Citibank, N.A.	3,051	3,051	—	—	$(2,840)	211	—	—	—	—	—	—
Morgan Stanley and Co. International	83	83	—	—	—	83	—	—	—	—	—	—

Total	$10,382	$10,382	—	$(6,642)	$(2,840)	$900	—	—	—	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

179

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2024.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

180

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

L. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Municipal Real Return Portfolio	2	88%
DFA California Municipal Real Return Portfolio	3	97%
DFA Municipal Bond Portfolio	4	96%
DFA Short-Term Municipal Bond Portfolio	3	89%
DFA Intermediate-Term Municipal Bond Portfolio	3	82%
DFA Selective State Municipal Bond Portfolio	4	91%
DFA Short-Term Selective State Municipal Bond Portfolio	2	98%
DFA California Short-Term Municipal Bond Portfolio	2	94%
DFA California Intermediate-Term Municipal Bond Portfolio	2	96%
DFA NY Municipal Bond Portfolio	2	94%
DFA MN Municipal Bond Portfolio	2	91%
DFA Oregon Municipal Bond Portfolio	2	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

181

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

182

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

183

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

184

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

185

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

186

DFA043024-002MS 00299853

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

International Social Core Equity Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler CO-CHIEF EXECUTIVE OFFICER	Gerard O’Reilly CO-CHIEF EXECUTIVE OFFICER and CO-CHIEF INVESTMENT OFFICER

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DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NZD	New Zealand Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
(r)	The adjustable rate shown is effective as of April 30, 2024.
∞	Rates reflect the effective yields at purchase date.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,229.10	0.22%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,173.20	0.26%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.57	0.26%	$1.31

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,153.70	0.44%	$2.36
Hypothetical 5% Annual Return	$1,000.00	$1,022.68	0.44%	$2.21

Global Social Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,203.70	0.34%	$1.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.17	0.34%	$1.71

DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,057.70	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	99.9%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio
Communication Services	7.9%
Consumer Discretionary	11.9%
Consumer Staples	6.0%
Energy	3.0%
Financials	17.4%
Health Care	5.2%
Industrials	14.9%
Information Technology	28.3%
Materials	4.1%
Real Estate	0.4%
Utilities	0.9%

100.0%

International Social Core Equity Portfolio
Communication Services	5.6%
Consumer Discretionary	13.9%
Consumer Staples	5.7%
Energy	3.2%
Financials	23.6%
Health Care	3.2%
Industrials	20.8%
Information Technology	8.9%
Materials	9.7%
Real Estate	2.6%
Utilities	2.8%

100.0%

Emerging Markets Social Core Equity Portfolio
Communication Services	8.1%
Consumer Discretionary	13.4%
Consumer Staples	5.5%
Energy	2.6%
Financials	21.1%
Health Care	2.8%
Industrials	11.5%
Information Technology	21.1%
Materials	8.6%
Real Estate	3.0%
Utilities	2.3%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio
Basic Materials	1.0%
Communications	5.9%
Consumer, Cyclical	5.1%
Consumer, Non-cyclical	2.8%
Energy	2.4%
Financials	22.3%
Foreign Government	2.9%
Industrials	2.8%
Supranational	1.1%
Technology	3.1%
U.S. Government	49.5%
Utilities	1.1%

100.0%

6

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (7.7%)
* Alphabet, Inc., Class A	157,891	$25,701,497	1.5%
* Alphabet, Inc., Class C	133,537	21,985,532	1.3%
Comcast Corp., Class A	178,241	6,792,765	0.4%
Meta Platforms, Inc., Class A	62,040	26,687,747	1.6%
Verizon Communications, Inc.	224,497	8,865,387	0.5%
Walt Disney Co.	46,713	5,189,814	0.3%
Other Securities		41,505,617	2.2%

TOTAL COMMUNICATION SERVICES		136,728,359	7.8%

CONSUMER DISCRETIONARY — (11.6%)
* Amazon.com, Inc.	172,015	30,102,625	1.7%
DR Horton, Inc.	29,519	4,206,162	0.3%
General Motors Co.	95,675	4,260,408	0.3%
Home Depot, Inc.	39,255	13,119,806	0.8%
* Tesla, Inc.	42,763	7,837,603	0.5%
TJX Cos., Inc.	47,908	4,507,664	0.3%
Other Securities		142,211,039	7.9%

TOTAL CONSUMER DISCRETIONARY		206,245,307	11.8%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co.	147,192	9,092,050	0.5%
Costco Wholesale Corp.	16,126	11,657,485	0.7%
Kroger Co.	79,338	4,393,738	0.3%
PepsiCo, Inc.	61,706	10,854,702	0.6%
Walmart, Inc.	127,596	7,572,823	0.4%
Other Securities		60,667,028	3.5%

TOTAL CONSUMER STAPLES		104,237,826	6.0%

ENERGY — (2.9%)
Valero Energy Corp.	27,724	4,432,236	0.3%
Other Securities		47,532,778	2.7%

TOTAL ENERGY		51,965,014	3.0%

FINANCIALS — (17.0%)
American Express Co.	24,847	5,814,943	0.3%
Bank of America Corp.	191,203	7,076,423	0.4%
JPMorgan Chase & Co.	112,899	21,647,254	1.3%
Marsh & McLennan Cos., Inc.	21,206	4,229,113	0.3%
Mastercard, Inc., Class A	32,919	14,853,053	0.9%
Morgan Stanley	47,540	4,318,534	0.3%
Visa, Inc., Class A	60,057	16,131,911	0.9%
Wells Fargo & Co.	99,638	5,910,526	0.3%
Other Securities		223,300,536	12.7%

TOTAL FINANCIALS		303,282,293	17.4%

HEALTH CARE — (5.1%)
* IQVIA Holdings, Inc.	17,273	4,003,363	0.2%
Other Securities		86,964,315	5.0%

TOTAL HEALTH CARE		90,967,678	5.2%

7

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (14.5%)
Automatic Data Processing, Inc.	17,797	$4,304,916	0.3%
Caterpillar, Inc.	22,679	7,587,713	0.4%
Deere & Co.	14,209	5,561,545	0.3%
Union Pacific Corp.	29,358	6,962,543	0.4%
United Parcel Service, Inc., Class B	31,216	4,603,736	0.3%
Other Securities		229,462,794	13.1%

TOTAL INDUSTRIALS		258,483,247	14.8%

INFORMATION TECHNOLOGY — (27.5%)
Accenture PLC, Class A	28,651	8,621,372	0.5%
* Adobe, Inc.	17,768	8,223,563	0.5%
* Advanced Micro Devices, Inc.	33,142	5,249,030	0.3%
Apple, Inc.	519,048	88,409,446	5.1%
Applied Materials, Inc.	39,656	7,877,664	0.5%
Broadcom, Inc.	9,071	11,794,749	0.7%
Cisco Systems, Inc.	178,077	8,366,057	0.5%
International Business Machines Corp.	43,893	7,295,017	0.4%
Lam Research Corp.	5,163	4,617,839	0.3%
Microchip Technology, Inc.	45,991	4,230,252	0.3%
Microsoft Corp.	215,871	84,045,056	4.8%
NVIDIA Corp.	97,954	84,632,487	4.9%
Oracle Corp.	63,773	7,254,179	0.4%
QUALCOMM, Inc.	51,008	8,459,677	0.5%
Salesforce, Inc.	16,660	4,480,540	0.3%
* Super Micro Computer, Inc.	7,652	6,571,538	0.4%
Texas Instruments, Inc.	34,063	6,009,394	0.4%
Other Securities		134,783,963	7.4%

TOTAL INFORMATION TECHNOLOGY		490,921,823	28.2%

MATERIALS — (4.0%)
Other Securities		71,105,717	4.1%

REAL ESTATE — (0.4%)
Other Securities		7,586,005	0.4%

UTILITIES — (0.9%)
Other Securities		15,573,630	0.9%

TOTAL COMMON STOCKS		1,737,096,899	99.6%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		22,796	0.0%

8

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$89,198	0.0%

TOTAL PREFERRED STOCKS		111,994	0.0%

TOTAL INVESTMENT SECURITIES (Cost $861,416,345)		1,737,208,893

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	6,811,940	6,811,940	0.4%

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	3,422,329	39,589,499	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $907,816,630)		$1,783,610,332	102.2%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$136,717,941	$10,418	—		$136,728,359
Consumer Discretionary	206,234,168	11,139	—		206,245,307
Consumer Staples	104,220,097	17,729	—		104,237,826
Energy	51,965,014	—	—		51,965,014
Financials	303,282,293	—	—		303,282,293
Health Care	90,901,123	—	$66,555		90,967,678
Industrials	258,483,116	—	131		258,483,247
Information Technology	490,902,801	19,022	—		490,921,823
Materials	71,087,892	—	17,825		71,105,717
Real Estate	7,586,005	—	—		7,586,005
Utilities	15,573,630	—	—		15,573,630
Preferred Stocks
Communication Services	22,796	—	—		22,796
Industrials	89,198	—	—		89,198
Temporary Cash Investments	6,811,940	—	—		6,811,940
Securities Lending Collateral	—	39,589,499	—		39,589,499

Total Investments in Securities	$1,743,878,014	$39,647,807	$84,511	<>	$1,783,610,332

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.2%)
Commonwealth Bank of Australia	69,026	$5,057,503	0.4%
National Australia Bank Ltd.	176,579	3,827,795	0.3%
Woodside Energy Group Ltd.	208,020	3,727,095	0.3%
Other Securities		81,329,734	5.5%

TOTAL AUSTRALIA		93,942,127	6.5%

AUSTRIA — (0.6%)
Other Securities		9,420,418	0.7%

BELGIUM — (1.1%)
KBC Group NV	48,610	3,610,953	0.3%
Other Securities		13,641,182	0.9%

TOTAL BELGIUM		17,252,135	1.2%

CANADA — (10.3%)
Fairfax Financial Holdings Ltd.	4,317	4,693,493	0.3%
National Bank of Canada	51,008	4,095,757	0.3%
Nutrien Ltd.	84,615	4,465,142	0.3%
Royal Bank of Canada	80,240	7,769,639	0.5%
Toronto-Dominion Bank	70,973	4,210,118	0.3%
Other Securities		131,055,848	9.0%

TOTAL CANADA		156,289,997	10.7%

CHINA — (0.0%)
Other Securities		405,154	0.0%

DENMARK — (1.8%)
Pandora AS	24,859	3,783,537	0.3%
Other Securities		23,863,066	1.6%

TOTAL DENMARK		27,646,603	1.9%

FINLAND — (1.6%)
Other Securities		24,214,416	1.7%

FRANCE — (7.3%)
Cie de Saint-Gobain SA	40,652	3,214,868	0.2%
# Engie SA	196,616	3,413,374	0.2%
Hermes International SCA	1,349	3,229,493	0.2%
L’Oreal SA	8,848	4,148,413	0.3%
LVMH Moet Hennessy Louis Vuitton SE	14,435	11,857,429	0.8%
Orange SA	394,462	4,390,474	0.3%
# Vinci SA	41,382	4,848,982	0.3%
Other Securities		75,716,292	5.3%

TOTAL FRANCE		110,819,325	7.6%

GERMANY — (6.8%)
Allianz SE	15,593	4,425,060	0.3%
Bayerische Motoren Werke AG	39,721	4,327,575	0.3%

10

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Daimler Truck Holding AG	75,342	$3,397,640	0.2%
Deutsche Post AG	106,592	4,462,999	0.3%
Deutsche Telekom AG	387,487	8,875,608	0.6%
Mercedes-Benz Group AG	89,327	6,756,774	0.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,568	5,087,706	0.4%
Other Securities		65,819,580	4.5%

TOTAL GERMANY		103,152,942	7.1%

HONG KONG — (1.7%)
AIA Group Ltd.	601,000	4,401,936	0.3%
Other Securities		21,760,393	1.5%

TOTAL HONG KONG		26,162,329	1.8%

IRELAND — (0.7%)
Other Securities		10,817,351	0.7%

ISRAEL — (0.9%)
Other Securities		14,123,431	1.0%

ITALY — (3.1%)
Enel SpA	505,273	3,320,877	0.2%
# Stellantis NV	247,907	5,485,313	0.4%
UniCredit SpA	98,416	3,612,304	0.3%
Other Securities		34,540,005	2.3%

TOTAL ITALY		46,958,499	3.2%

JAPAN — (23.0%)
Komatsu Ltd.	108,300	3,233,421	0.2%
Mitsubishi UFJ Financial Group, Inc.	488,200	4,863,131	0.4%
Seven & i Holdings Co. Ltd.	262,400	3,390,521	0.3%
Shin-Etsu Chemical Co. Ltd.	99,700	3,859,281	0.3%
Sony Group Corp.	75,100	6,207,115	0.4%
Tokio Marine Holdings, Inc.	118,700	3,751,678	0.3%
Tokyo Electron Ltd.	19,200	4,211,438	0.3%
Other Securities		318,453,667	21.7%

TOTAL JAPAN		347,970,252	23.9%

LUXEMBOURG — (0.0%)
Other Security		6,580	0.0%

NETHERLANDS — (4.3%)
ASML Holding NV	1,474	1,283,873	0.1%
ASML Holding NV	16,394	14,303,177	1.0%
Koninklijke Ahold Delhaize NV	115,481	3,505,323	0.2%
Wolters Kluwer NV	39,187	5,866,548	0.4%
Other Securities		40,272,572	2.8%

TOTAL NETHERLANDS		65,231,493	4.5%

NEW ZEALAND — (0.3%)
Other Securities		5,114,968	0.4%

11

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NORWAY — (0.9%)
Other Securities		$13,590,540	0.9%

PORTUGAL — (0.4%)
Other Securities		5,886,269	0.4%

SINGAPORE — (1.1%)
Other Securities		16,324,875	1.1%

SPAIN — (3.0%)
Banco Bilbao Vizcaya Argentaria SA	647,395	7,000,912	0.5%
# Banco Santander SA	707,292	3,441,423	0.2%
Repsol SA	273,915	4,299,391	0.3%
Telefonica SA	948,346	4,248,207	0.3%
Other Securities		26,027,231	1.8%

TOTAL SPAIN		45,017,164	3.1%

SWEDEN — (3.3%)
Volvo AB, Class B	166,228	4,231,031	0.3%
Other Securities		45,622,943	3.1%

TOTAL SWEDEN		49,853,974	3.4%

SWITZERLAND — (5.5%)
ABB Ltd.	82,855	4,025,795	0.3%
Swiss Re AG	46,349	5,038,385	0.4%
#* UBS Group AG	126,593	3,399,019	0.2%
Zurich Insurance Group AG	6,930	3,354,441	0.2%
Other Securities		67,218,286	4.6%

TOTAL SWITZERLAND		83,035,926	5.7%

UNITED KINGDOM — (10.4%)
3i Group PLC	124,580	4,450,925	0.3%
# HSBC Holdings PLC, Sponsored ADR	153,480	6,688,658	0.5%
Unilever PLC, Sponsored ADR	109,688	5,687,323	0.4%
Other Securities		140,164,293	9.6%

TOTAL UNITED KINGDOM		156,991,199	10.8%

UNITED STATES — (0.1%)
Other Securities		1,050,333	0.1%

TOTAL COMMON STOCKS		1,431,278,300	98.4%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		7,572,542	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		781	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,167,325,024)		1,438,851,623

12

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	6,652,087	$76,951,338	5.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,244,277,399)		$1,515,802,961	104.2%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$93,927,787	$14,340		$93,942,127
Austria	—	9,420,418	—		9,420,418
Belgium	$238,067	17,014,068	—		17,252,135
Canada	156,289,997	—	—		156,289,997
China	325,893	79,261	—		405,154
Denmark	21,909	27,624,694	—		27,646,603
Finland	362,525	23,851,891	—		24,214,416
France	1,261,173	109,558,152	—		110,819,325
Germany	2,946,812	100,206,130	—		103,152,942
Hong Kong	—	26,160,024	2,305		26,162,329
Ireland	—	10,817,351	—		10,817,351
Israel	602,778	13,520,653	—		14,123,431
Italy	322,788	46,635,711	—		46,958,499
Japan	881,095	347,089,157	—		347,970,252
Luxembourg	—	6,580	—		6,580
Netherlands	16,185,970	49,045,523	—		65,231,493
New Zealand	—	5,114,968	—		5,114,968
Norway	69,880	13,520,660	—		13,590,540
Portugal	—	5,886,269	—		5,886,269
Singapore	—	16,271,650	53,225		16,324,875
Spain	48,388	44,968,776	—		45,017,164
Sweden	8,074	49,840,429	5,471		49,853,974
Switzerland	6,523,174	76,512,752	—		83,035,926
United Kingdom	22,187,962	134,803,237	—		156,991,199
United States	—	1,050,333	—		1,050,333
Preferred Stocks
Germany	—	7,572,542	—		7,572,542
Rights/Warrants
Australia	—	521	260		781
Securities Lending Collateral	—	76,951,338	—		76,951,338

Total Investments in Securities	$208,276,485	$1,307,450,875	$75,601	<>	$1,515,802,961

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

13

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.7%)
BRAZIL — (2.9%)
Other Securities		$45,628,753	2.9%

CHILE — (0.5%)
Other Securities		8,056,539	0.5%

CHINA — (22.8%)
Alibaba Group Holding Ltd.	1,896,800	17,759,854	1.2%
Bank of China Ltd., Class H	15,192,356	6,813,620	0.5%
BYD Co. Ltd., Class H	143,500	3,933,703	0.3%
China Construction Bank Corp., Class H	20,356,990	13,170,783	0.9%
China Merchants Bank Co. Ltd., Class H	1,055,598	4,571,644	0.3%
Industrial & Commercial Bank of China Ltd., Class H	7,829,017	4,198,138	0.3%
JD.com, Inc., Class A	295,147	4,252,587	0.3%
Lenovo Group Ltd.	2,788,000	3,135,830	0.2%
*Ω Meituan, Class B	232,860	3,179,593	0.2%
* PDD Holdings, Inc., ADR	73,431	9,192,093	0.6%
Ping An Insurance Group Co. of China Ltd., Class H	1,655,500	7,502,858	0.5%
Tencent Holdings Ltd.	1,075,700	47,205,139	3.0%
Other Securities		236,892,507	14.8%

TOTAL CHINA		361,808,349	23.1%

COLOMBIA — (0.1%)
Other Securities		1,687,742	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		896,421	0.1%

EGYPT — (0.0%)
Other Securities		610,249	0.0%

GREECE — (0.5%)
Other Securities		7,812,226	0.5%

HONG KONG — (0.0%)
Other Securities		274,754	0.0%

HUNGARY — (0.2%)
Other Securities		3,216,068	0.2%

INDIA — (19.6%)
Axis Bank Ltd.	591,864	8,236,844	0.5%
Bajaj Finance Ltd.	39,918	3,301,480	0.2%
Bharti Airtel Ltd.	467,310	7,409,206	0.5%
HCL Technologies Ltd.	217,744	3,554,696	0.2%
HDFC Bank Ltd.	256,888	4,650,965	0.3%
ICICI Bank Ltd.	488,233	6,726,467	0.4%
ICICI Bank Ltd., Sponsored ADR	241,227	6,640,993	0.4%
Infosys Ltd.	635,690	10,742,385	0.7%
Mahindra & Mahindra Ltd.	205,398	5,306,735	0.4%
Reliance Industries Ltd.	124,079	4,352,733	0.3%
Ω Reliance Industries Ltd., GDR	143,194	10,123,816	0.7%

14

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Tata Consultancy Services Ltd.	127,389	$5,819,081	0.4%
Tata Motors Ltd.	392,818	4,737,484	0.3%
Other Securities		229,034,677	14.5%

TOTAL INDIA		310,637,562	19.8%

INDONESIA — (1.5%)
Bank Central Asia Tbk. PT	5,426,900	3,263,109	0.2%
Bank Mandiri Persero Tbk. PT	8,347,888	3,528,458	0.3%
Other Securities		16,866,214	1.0%

TOTAL INDONESIA		23,657,781	1.5%

KUWAIT — (0.5%)
Other Securities		8,364,058	0.5%

MALAYSIA — (1.5%)
Other Securities		23,673,462	1.5%

MEXICO — (2.7%)
America Movil SAB de CV, Class B	3,453,069	3,289,645	0.2%
Grupo Financiero Banorte SAB de CV, Class O	332,658	3,299,633	0.2%
Grupo Mexico SAB de CV, Class B	550,324	3,400,744	0.2%
Other Securities		32,234,457	2.1%

TOTAL MEXICO		42,224,479	2.7%

PERU — (0.1%)
Other Securities		985,414	0.1%

PHILIPPINES — (0.6%)
Other Securities		9,508,315	0.6%

POLAND — (1.1%)
Other Securities		17,671,679	1.1%

QATAR — (0.8%)
Qatar National Bank QPSC	862,234	3,282,772	0.2%
Other Securities		10,187,444	0.7%

TOTAL QATAR		13,470,216	0.9%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	264,647	5,628,845	0.4%
Saudi National Bank	481,783	4,822,868	0.3%
Saudi Telecom Co.	459,501	4,610,761	0.3%
Other Securities		46,016,156	2.9%

TOTAL SAUDI ARABIA		61,078,630	3.9%

SOUTH AFRICA — (2.7%)
Other Securities		42,096,191	2.7%

SOUTH KOREA — (12.2%)
Hana Financial Group, Inc.	78,879	3,326,850	0.2%
Hyundai Motor Co.	38,423	6,911,371	0.5%
KB Financial Group, Inc.	59,620	3,233,630	0.2%

15

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Kia Corp.	72,123	$6,110,446	0.4%
LG Chem Ltd.	10,975	3,153,646	0.2%
Samsung Electronics Co. Ltd.	543,603	30,217,063	2.0%
Samsung Electronics Co. Ltd., GDR	4,269	5,957,199	0.4%
Samsung SDI Co. Ltd.	11,092	3,432,518	0.2%
Shinhan Financial Group Co. Ltd.	115,362	3,875,861	0.3%
Other Securities		127,338,341	7.9%

TOTAL SOUTH KOREA		193,556,925	12.3%

TAIWAN — (20.2%)
CTBC Financial Holding Co. Ltd.	3,676,612	3,837,348	0.3%
Hon Hai Precision Industry Co. Ltd.	1,336,599	6,362,676	0.4%
MediaTek, Inc.	178,360	5,377,763	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,122,214	50,813,771	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	175,603	24,117,316	1.6%
# United Microelectronics Corp.	2,349,081	3,609,181	0.3%
Other Securities		226,982,080	14.2%

TOTAL TAIWAN		321,100,135	20.5%

THAILAND — (1.4%)
Other Securities		22,469,450	1.4%

TURKEY — (1.2%)
Other Securities		18,703,910	1.2%

UNITED ARAB EMIRATES — (1.7%)
Emaar Properties PJSC	1,630,096	3,645,050	0.2%
Other Securities		22,890,684	1.5%

TOTAL UNITED ARAB EMIRATES.		26,535,734	1.7%

UNITED KINGDOM — (0.0%)
Other Security		754,371	0.1%

UNITED STATES — (0.0%)
Other Securities		196,166	0.0%

TOTAL COMMON STOCKS		1,566,675,579	99.9%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		9,184,974	0.6%

CHILE — (0.0%)
Other Securities		256,595	0.0%

COLOMBIA — (0.0%)
Other Securities		130,804	0.0%

INDIA — (0.0%)
Other Security		42	0.0%

16

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$40,444	0.0%

TOTAL PREFERRED STOCKS.		9,612,859	0.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		594	0.0%

INDIA — (0.0%)
Other Security		13,846	0.0%

TAIWAN — (0.0%)
Other Securities		2,305	0.0%

THAILAND — (0.0%)
Other Securities		695	0.0%

TOTAL RIGHTS/WARRANTS		17,440	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,199,732,296)		1,576,305,878

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	935,102	10,817,257	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,210,549,457)		$1,587,123,135	101.2%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$44,452,665	$1,176,088	—	$45,628,753
Chile	1,887,219	6,169,320	—	8,056,539
China	22,047,919	338,480,611	$1,279,819	361,808,349
Colombia	1,614,837	72,905	—	1,687,742
Czech Republic	—	896,421	—	896,421
Egypt	9,061	601,188	—	610,249
Greece	99,800	7,712,426	—	7,812,226
Hong Kong	—	267,840	6,914	274,754
Hungary	—	3,216,068	—	3,216,068
India	18,902,398	291,729,541	5,623	310,637,562
Indonesia	835,339	22,788,042	34,400	23,657,781
Kuwait	7,442,893	921,165	—	8,364,058
Malaysia	3,023	23,670,439	—	23,673,462
Mexico	41,511,107	713,372	—	42,224,479
Peru	985,406	8	—	985,414
Philippines	27,028	9,481,287	—	9,508,315
Poland	—	17,671,679	—	17,671,679

17

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Qatar	—	$13,470,216	—		$13,470,216
Saudi Arabia	$96,897	60,981,733	—		61,078,630
South Africa	4,496,216	37,599,975	—		42,096,191
South Korea	2,660,820	190,591,394	$304,711		193,556,925
Taiwan	24,654,658	296,409,616	35,861		321,100,135
Thailand	20,089,144	2,379,859	447		22,469,450
Turkey	—	18,703,910	—		18,703,910
United Arab Emirates	64,971	26,470,763	—		26,535,734
United Kingdom	754,371	—	—		754,371
United States	132,958	63,208	—		196,166
Preferred Stocks
Brazil	9,138,058	46,916	—		9,184,974
Chile	—	256,595	—		256,595
Colombia	130,804	—	—		130,804
India	—	42	—		42
Philippines	—	40,444	—		40,444
Rights/Warrants
Brazil	—	594	—		594
India	—	13,846	—		13,846
Taiwan	—	2,305	—		2,305
Thailand	—	695	—		695
Securities Lending Collateral	—	10,817,257	—		10,817,257

Total Investments in Securities	$202,037,592	$1,383,417,768	$1,667,775	<>	$1,587,123,135

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

18

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,589,542	$39,388,842
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,209,800	17,300,131
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	509,004	7,319,482

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $54,697,830)		$64,008,455

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $33,043)	33,043	33,043

TOTAL INVESTMENTS — (100.0%) (Cost $54,730,873)		$64,041,498

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$64,008,455	—	—	$64,008,455
Temporary Cash Investments	33,043	—	—	33,043

TOTAL	$64,041,498	—	—	$64,041,498

See accompanying Notes to Financial Statements.

19

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (10.7%)
Federal Home Loan Banks
#	2.750%, 12/13/24		1,700	$1,672,723
	3.125%, 09/12/25		1,000	972,312
	5.750%, 06/12/26		200	202,777
	3.000%, 09/11/26		1,200	1,146,381
	3.000%, 03/10/28		2,500	2,342,127
	3.250%, 06/09/28		3,190	3,009,602
	3.250%, 11/16/28		7,100	6,665,970
	2.125%, 09/14/29		945	822,734
	2.125%, 12/14/29		1,000	867,559
	5.500%, 07/15/36		3,295	3,481,089
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,723,725
	6.750%, 03/15/31		3,815	4,247,451
#	6.250%, 07/15/32		4,239	4,657,028
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,835,865
	1.875%, 09/24/26		2,400	2,230,338
	0.750%, 10/08/27		1,750	1,524,258
	6.250%, 05/15/29		4,330	4,614,972
	7.125%, 01/15/30		3,583	3,999,777
	7.250%, 05/15/30		3,316	3,742,068
	0.875%, 08/05/30		10,650	8,399,896
	6.625%, 11/15/30		4,400	4,838,405

TOTAL AGENCY OBLIGATIONS				64,997,057

BONDS — (46.6%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	135,742
Ω	2.500%, 02/10/41		1,050	672,201
Aetna, Inc.
	3.500%, 11/15/24		50	49,392
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	145,795
	3.300%, 06/15/30		800	697,283
African Development Bank
	4.000%, 01/10/25	AUD	1,000	644,561
	3.350%, 08/08/28	AUD	3,100	1,900,421
Ahold Finance USA LLC
	6.875%, 05/01/29		40	42,356
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		850	621,648

			Face Amount^	Value†
			(000)
Allstate Corp.
	4.500%, 06/15/43		2,000	$1,678,621
Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,263,284
	2.875%, 05/12/41		3,200	2,304,664
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	104,372
American Express Co.
	3.300%, 05/03/27		204	191,956
	4.050%, 12/03/42		1,000	830,977
American Tower Corp.
	2.300%, 09/15/31		500	397,258
	4.050%, 03/15/32		625	558,443
Ameriprise Financial, Inc.
	3.700%, 10/15/24		400	396,645
	4.500%, 05/13/32		200	188,355
Analog Devices, Inc.
	3.450%, 06/15/27		150	142,129
ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27		500	468,972
Aon Corp.
	3.750%, 05/02/29		1,000	924,995
Aon Global Ltd.
	3.500%, 06/14/24		275	274,312
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	905,278
Apple, Inc.
	3.850%, 05/04/43		1,900	1,556,933
Arrow Electronics, Inc.
	3.875%, 01/12/28		400	376,166
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	793,880
Asian Development Bank
	1.100%, 08/15/24	AUD	500	320,790
AT&T, Inc.
	2.750%, 06/01/31		306	256,075
#	3.500%, 06/01/41		705	522,757
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	1,000	641,230
	4.050%, 05/12/25	AUD	4,500	2,891,682
	4.500%, 03/31/28	AUD	2,500	1,589,803
Autodesk, Inc.
	3.500%, 06/15/27		315	298,416
Avnet, Inc.
	3.000%, 05/15/31		1,500	1,214,019
	5.500%, 06/01/32		120	112,744

20

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		728	$689,541
	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
	3.337%, 12/15/27		30	27,995
	Banco Santander SA
	0.500%, 02/04/27	EUR	600	585,383
	3.800%, 02/23/28		200	186,153
	Bank of America Corp.
	5.875%, 02/07/42		2,075	2,121,805
	Bank of Montreal
	2.280%, 07/29/24	CAD	200	144,281
	1.850%, 05/01/25		2,000	1,927,921
	2.750%, 06/15/27	EUR	300	310,813
	Bank of Nova Scotia
	2.490%, 09/23/24	CAD	3,100	2,228,379
	1.950%, 01/10/25	CAD	1,600	1,137,242
	2.150%, 08/01/31		2,200	1,763,241
	2.450%, 02/02/32		275	220,880
	Banque Federative du Credit Mutuel SA
	1.250%, 05/26/27	EUR	300	297,407
	Barclays PLC
	4.375%, 01/12/26		500	487,599
	Belfius Bank SA
Δ	0.000%, 08/28/26	EUR	100	98,013
	Best Buy Co., Inc.
	4.450%, 10/01/28		200	192,342
	1.950%, 10/01/30		800	647,678
	BlackRock, Inc.
#	3.250%, 04/30/29		1,400	1,280,911
	2.400%, 04/30/30		133	114,099
	1.900%, 01/28/31		160	129,822
	BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	298,517
	BNG Bank NV
	3.300%, 07/17/28	AUD	1,500	918,051
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	886,443
	Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,100	1,166,363
#	4.625%, 04/13/30		800	771,185
	BPCE SA
	1.000%, 07/15/24	EUR	800	848,600
	0.500%, 02/24/27	EUR	700	681,374
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,481,064
	British Telecommunications PLC
	5.125%, 12/04/28		500	492,229
Ω	3.250%, 11/08/29		1,000	888,781

			Face Amount^	Value†
			(000)
Broadcom, Inc.
Ω	3.419%, 04/15/33		767	$644,120
Ω	3.469%, 04/15/34		345	285,843
Ω	3.137%, 11/15/35		483	374,831
Ω	3.187%, 11/15/36		41	31,439
Ω	4.926%, 05/15/37		436	398,163
Ω	3.500%, 02/15/41		1,400	1,040,200
Brown & Brown, Inc.
	4.200%, 09/15/24		240	238,388
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		965	912,465
Campbell Soup Co.
	4.150%, 03/15/28		71	67,637
Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	9,000	6,518,650
Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	1,850	1,331,788
Canadian Pacific Railway Co.
	2.900%, 02/01/25		50	48,927
Capital One Financial Corp.
	3.800%, 01/31/28		300	281,086
Carrier Global Corp.
	3.377%, 04/05/40		1,000	749,864
Cassa Depositi e Prestiti SpA
	1.500%, 06/21/24	EUR	200	212,679
Charles Schwab Corp.
	3.625%, 04/01/25		30	29,470
Choice Hotels International, Inc.
	3.700%, 12/01/29		520	458,516
Chubb Corp.
	6.000%, 05/11/37		1,000	1,036,017
Chubb INA Holdings LLC
	3.350%, 05/15/24		50	49,959
Cincinnati Financial Corp.
	6.920%, 05/15/28		400	421,588
Cisco Systems, Inc.
	5.900%, 02/15/39		200	207,976
Citigroup, Inc.
	8.125%, 07/15/39		1,167	1,424,386
	5.875%, 01/30/42		400	403,917
Clorox Co.
	3.900%, 05/15/28		350	333,030
CNA Financial Corp.
	3.950%, 05/15/24		300	299,823
CNO Financial Group, Inc.
	5.250%, 05/30/29		700	672,945
Coca-Cola Co.
	2.900%, 05/25/27		200	188,365

21

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Comcast Corp.
	7.050%, 03/15/33		400	$440,126
	4.600%, 10/15/38		425	378,611
	6.550%, 07/01/39		1,000	1,065,271
	3.750%, 04/01/40		3,173	2,514,506
Commonwealth Bank of Australia
	4.400%, 08/18/27	AUD	1,000	636,425
Ω	3.150%, 09/19/27		100	93,290
	4.900%, 08/17/28	AUD	4,000	2,577,543
Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	967,955
	5.300%, 11/01/38		300	274,784
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	295,697
	5.300%, 03/01/35		350	339,669
	4.200%, 03/15/42		600	484,478
Constellation Energy Generation LLC
	3.250%, 06/01/25		200	194,799
	5.750%, 10/01/41		500	477,414
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	6.063%, 03/05/27		500	501,318
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	268,525
Ω	8.375%, 03/01/39		1,500	1,723,512
Credit Agricole SA
	0.500%, 06/24/24	EUR	1,000	1,061,822
Crown Castle, Inc.
	2.900%, 04/01/41		1,050	702,973
CVS Health Corp.
	6.125%, 09/15/39		1,500	1,486,359
	2.700%, 08/21/40		400	261,483
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	1,500	1,068,910
Deere & Co.
	3.900%, 06/09/42		1,000	820,840
Deutsche Bank AG
	2.625%, 02/12/26	EUR	200	208,665
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	900	944,010
Dexia SA
Δ	0.000%, 05/29/24	EUR	1,000	1,064,178
Dick’s Sporting Goods, Inc.
	3.150%, 01/15/32		300	247,493
Discovery Communications LLC
	3.900%, 11/15/24		150	148,425
	6.350%, 06/01/40		2,000	1,894,766

			Face Amount^	Value†
			(000)
Dollar General Corp.
	4.150%, 11/01/25		500	$488,783
Dollar Tree, Inc.
	4.200%, 05/15/28		400	380,145
Dow Chemical Co.
#	6.300%, 03/15/33		1,200	1,252,997
	5.250%, 11/15/41		1,250	1,133,528
E. ON International Finance BV
Ω	6.650%, 04/30/38		1,000	1,038,885
Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,423,716
Elevance Health, Inc.
	3.500%, 08/15/24		150	149,019
	4.101%, 03/01/28		218	208,749
	6.375%, 06/15/37		200	208,483
	4.625%, 05/15/42		1,000	865,052
Enbridge Energy Partners LP
	5.500%, 09/15/40		650	603,610
Enbridge, Inc.
	3.500%, 06/10/24		300	299,269
	3.700%, 07/15/27		500	474,847
Enel Finance International NV
Ω	3.500%, 04/06/28		200	185,273
Ω	6.000%, 10/07/39		1,750	1,697,450
Enterprise Products Operating LLC
	6.125%, 10/15/39		200	204,747
	5.950%, 02/01/41		1,800	1,822,008
Equinix, Inc.
	2.500%, 05/15/31		500	407,709
Equinor ASA
	1.250%, 02/17/27	EUR	1,600	1,607,518
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	197,927
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.649%, 02/16/29		184	183,066
European Investment Bank
	4.750%, 08/07/24	AUD	2,000	1,296,472
Expedia Group, Inc.
#	3.250%, 02/15/30		1,200	1,058,526
Extra Space Storage LP
	2.350%, 03/15/32		900	702,268
FedEx Corp.
	4.900%, 01/15/34		672	639,399
	3.250%, 05/15/41		250	177,225

22

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	$606,578
	2.450%, 03/15/31		500	398,853
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		61	42,462
	First American Financial Corp.
	2.400%, 08/15/31		300	231,875
	Flex Ltd.
	4.875%, 06/15/29		700	671,367
	Flowserve Corp.
	2.800%, 01/15/32		900	722,548
	FMR LLC
Ω	4.950%, 02/01/33		250	234,135
	Fortune Brands Innovations, Inc.
#	3.250%, 09/15/29		2,000	1,784,075
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,617,261
	GATX Corp.
	3.500%, 06/01/32		850	721,074
	General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	400	418,338
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	44,697
	Global Payments, Inc.
	4.450%, 06/01/28		1,107	1,055,887
	Goldman Sachs Group, Inc.
	7.250%, 04/10/28	GBP	150	198,972
	Halliburton Co.
	6.700%, 09/15/38		795	855,799
	7.450%, 09/15/39		800	925,425
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	568,210
	Hasbro, Inc.
	6.350%, 03/15/40		1,900	1,891,961
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	413,526
	Home Depot, Inc.
	3.300%, 04/15/40		3,200	2,428,829
	Hongkong & Shanghai Banking Corp. Ltd.
	5.100%, 03/03/28	AUD	1,500	969,314
	HP, Inc.
#	6.000%, 09/15/41		1,150	1,141,066
	HSBC Holdings PLC
	4.300%, 03/08/26		200	195,273

			Face Amount^	Value†
			(000)
	6.100%, 01/14/42		1,500	$1,555,129
	HSBC USA, Inc.
	3.500%, 06/23/24		1,000	996,439
	Illinois Tool Works, Inc.
	4.875%, 09/15/41		1,000	926,404
	ING Groep NV
	4.050%, 04/09/29		700	652,806
	Intel Corp.
	4.600%, 03/25/40		300	265,189
	2.800%, 08/12/41		2,300	1,549,953
	5.625%, 02/10/43		2,400	2,332,722
Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r)	5.523%, 09/16/26		750	748,598
Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	5.705%, 10/05/28		1,200	1,199,101
Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,238,123
International Business Machines Corp.
	1.950%, 05/15/30		2,600	2,142,375
	4.000%, 06/20/42		400	319,283
International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		650	442,181
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	772,867
	2.700%, 01/15/34		1,000	769,316
	ITC Holdings Corp.
	3.650%, 06/15/24		200	199,390
	J M Smucker Co.
	4.250%, 03/15/35		1,300	1,142,586
	Jabil, Inc.
	3.600%, 01/15/30		750	663,770
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	192,520
Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		350	345,533
Japan Government Five Year Bonds
	0.400%, 09/20/28	JPY	292,000	1,849,756
Japan Government Ten Year Bonds
	0.100%, 09/20/28	JPY	400,000	2,501,829

23

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	$278,146
	2.750%, 10/15/32		2,120	1,645,528
JPMorgan Chase & Co.
	5.500%, 10/15/40		1,600	1,576,495
Kemper Corp.
	3.800%, 02/23/32		630	519,257
Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	1,847,990
Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	100,793
	5.000%, 08/15/42		1,000	855,272
Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	544,643
	4.625%, 10/01/39		1,700	1,469,747
Kroger Co.
	7.500%, 04/01/31		424	472,466
Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	1,000	637,677
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		900	888,231
Legg Mason, Inc.
	4.750%, 03/15/26		28	27,659
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		1,000	949,281
Lincoln National Corp.
	3.350%, 03/09/25		75	73,343
	3.400%, 01/15/31		373	319,303
	3.400%, 03/01/32		268	224,015
	7.000%, 06/15/40		1,144	1,211,119
Lloyds Banking Group PLC
	4.450%, 05/08/25		700	690,195
	4.375%, 03/22/28		600	571,993
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	480	506,321
LSEGA Financing PLC
Ω	2.500%, 04/06/31		750	618,220
Ω	3.200%, 04/06/41		2,113	1,526,194
LYB International Finance III LLC
	3.375%, 10/01/40		340	243,884
Macquarie Bank Ltd.
	1.700%, 02/12/25	AUD	1,280	808,560
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	491,069
Marathon Petroleum Corp.
	6.500%, 03/01/41		1,750	1,815,034
Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	245,608

			Face Amount^	Value†
			(000)
	2.375%, 12/15/31		574	$466,031
	4.750%, 03/15/39		500	454,216
	MetLife, Inc.
	3.000%, 03/01/25		250	244,865
	5.700%, 06/15/35		1,650	1,663,954
	Micron Technology, Inc.
#	4.663%, 02/15/30		600	571,350
	3.366%, 11/01/41		2,950	2,093,622
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		3,500	2,856,376
	Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,000	1,053,242
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		171	153,510
	Morgan Stanley
	6.375%, 07/24/42		2,500	2,696,243
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	864,765
	MPLX LP
	4.500%, 04/15/38		300	256,381
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27		250	238,959
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	137,686
	Nationwide Building Society
	0.250%, 07/22/25	EUR	200	204,579
	Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	3,000	3,676,526
	3.400%, 07/22/25	AUD	700	446,510
	NetApp, Inc.
	3.300%, 09/29/24		200	197,887
	2.700%, 06/22/30		300	254,411
	New Zealand Government Bonds
	0.500%, 05/15/24	NZD	2,500	1,470,517
	NIKE, Inc.
	2.850%, 03/27/30		7,550	6,668,637
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	333,524
	Nordea Bank Abp
	1.125%, 02/16/27	EUR	100	99,594
	Northern Trust Corp.
	1.950%, 05/01/30		100	82,957
	NRW Bank
	1.600%, 07/31/24	AUD	500	321,387
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	100	103,355

24

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Nucor Corp.
	3.950%, 05/01/28		171	$162,621
	6.400%, 12/01/37		1,750	1,853,939
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	49,534
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		300	296,798
	OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	200	199,695
	1.375%, 09/04/26	GBP	350	397,111
	Oracle Corp.
	2.950%, 05/15/25		50	48,626
	3.250%, 11/15/27		851	790,762
	3.650%, 03/25/41		1,000	745,168
	PNC Bank NA
	3.250%, 06/01/25		250	243,520
	Primerica, Inc.
	2.800%, 11/19/31		1,700	1,386,505
	Principal Financial Group, Inc.
	6.050%, 10/15/36		1,000	1,022,618
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	200	189,686
	Prologis LP
	3.000%, 06/02/26	EUR	400	420,204
	5.125%, 01/15/34		800	771,775
	Province of Ontario
	3.500%, 06/02/24	CAD	2,700	1,958,321
	Province of Quebec
	4.200%, 03/10/25	AUD	2,000	1,289,239
	7.500%, 09/15/29		500	557,018
	Prudential Funding Asia PLC
	3.625%, 03/24/32		2,200	1,929,003
	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	1,507,273
	Quanta Services, Inc.
	2.900%, 10/01/30		1,147	980,926
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		200	195,958
	Realty Income Corp.
	2.850%, 12/15/32		366	295,281
Reinsurance Group of America, Inc.
	3.900%, 05/15/29		500	464,842
	3.150%, 06/15/30		1,300	1,134,268
	RELX Capital, Inc.
	4.750%, 05/20/32		133	127,842
	Rockwell Automation, Inc.
	2.875%, 03/01/25		300	293,491

			Face Amount^	Value†
			(000)
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	$337,240
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	796,898
	Royal Bank of Canada
	0.250%, 05/02/24	EUR	100	106,720
	2.352%, 07/02/24	CAD	600	433,805
	2.609%, 11/01/24	CAD	1,800	1,291,243
	5.000%, 01/24/28	GBP	400	494,469
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,460,738
	3.300%, 09/02/40		1,425	1,004,233
	Ryder System, Inc.
	3.350%, 09/01/25		1,000	968,504
Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	245,386
	4.400%, 07/13/27		200	191,476
	Schlumberger Investment SA
#	2.650%, 06/26/30		439	379,834
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	97,179
	2.950%, 08/15/29		600	531,745
	Simon Property Group LP
	2.200%, 02/01/31		1,000	809,434
	2.250%, 01/15/32		2,366	1,876,592
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	1,900	2,015,097
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,619,401
	Southwest Gas Corp.
	3.700%, 04/01/28		100	93,418
	2.200%, 06/15/30		500	414,293
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	108,480
	Stryker Corp.
	3.375%, 05/15/24		200	199,828
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	514	541,351
	3.784%, 03/09/26		600	581,604
	1.546%, 06/15/26	EUR	100	101,939
	3.040%, 07/16/29		800	709,354
	2.130%, 07/08/30		1,800	1,472,306
	2.222%, 09/17/31		250	198,618
	Svenska Handelsbanken AB
	5.000%, 03/02/28	AUD	1,500	961,601
	Target Corp.
	4.000%, 07/01/42		600	494,278

25

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Telefonica Emisiones SA
7.045%, 06/20/36		700	$749,664
Telefonica Europe BV
8.250%, 09/15/30		975	1,091,465
T-Mobile USA, Inc.
4.375%, 04/15/40		1,000	851,923
Toronto-Dominion Bank
2.551%, 08/03/27	EUR	2,000	2,057,068
4.456%, 06/08/32		750	695,826
TransCanada PipeLines Ltd.
4.250%, 05/15/28		300	285,153
4.625%, 03/01/34		800	726,419
7.250%, 08/15/38		800	876,422
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	100	106,747
0.125%, 03/24/25	EUR	200	206,257
Travelers Cos., Inc.
5.350%, 11/01/40		800	776,196
Trimble, Inc.
4.750%, 12/01/24		468	464,534
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		2,000	1,704,305
U.S. Bancorp
0.850%, 06/07/24	EUR	200	212,693
U.S. Bank NA
2.800%, 01/27/25		750	734,188
UBS AG
1.200%, 07/30/25	AUD	2,000	1,233,787
5.808%, 11/24/28	AUD	1,500	987,812
UDR, Inc.
2.100%, 06/15/33		1,000	737,533
Union Pacific Corp.
2.891%, 04/06/36		250	195,953
3.200%, 05/20/41		2,500	1,855,600
United Parcel Service, Inc.
4.875%, 11/15/40		2,000	1,837,133
Valero Energy Corp.
6.625%, 06/15/37		450	475,142
VeriSign, Inc.
2.700%, 06/15/31		1,000	819,985
Verizon Communications, Inc.
4.050%, 02/17/25	AUD	3,800	2,441,222
4.329%, 09/21/28		623	596,962
4.016%, 12/03/29		151	140,714
2.355%, 03/15/32		238	189,891
4.812%, 03/15/39		1,000	905,564
3.400%, 03/22/41		1,400	1,042,318
Visa, Inc.
2.050%, 04/15/30		1,000	842,577

			Face Amount^	Value†
			(000)
	Vodafone Group PLC
	7.875%, 02/15/30		200	$223,087
	6.250%, 11/30/32		533	555,889
	Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	200	248,651
	Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	2,800	2,962,463
	1.375%, 01/20/25	EUR	120	125,825
	Walmart, Inc.
	5.625%, 04/01/40		4,000	4,119,287
	Walt Disney Co.
	3.700%, 09/15/24		200	198,536
	4.625%, 03/23/40		500	453,704
	3.500%, 05/13/40		140	109,035
	Wells Fargo & Co.
	2.125%, 06/04/24	EUR	500	532,658
	3.000%, 02/19/25		450	440,276
	1.375%, 10/26/26	EUR	500	502,680
	Welltower OP LLC
	4.125%, 03/15/29		450	421,555
	2.750%, 01/15/31		2,000	1,679,393
	Westlake Corp.
	3.375%, 06/15/30		100	87,844
	WestRock MWV LLC
	8.200%, 01/15/30		222	246,776
	Whirlpool Corp.
	3.700%, 05/01/25		200	196,201
#	4.750%, 02/26/29		600	577,667
	WP Carey, Inc.
	2.450%, 02/01/32		1,000	783,569

	TOTAL BONDS			284,518,616

U.S. TREASURY OBLIGATIONS — (35.1%)
	U.S. Treasury Bills
∞	1.766%, 05/02/24		3,000	2,999,559
	U.S. Treasury Bonds
#	5.250%, 02/15/29		3,500	3,576,289
	6.250%, 05/15/30		2,000	2,158,672
	1.125%, 05/15/40		7,600	4,474,797
	1.125%, 08/15/40		8,800	5,128,750
	1.375%, 11/15/40		9,000	5,454,141
	1.875%, 02/15/41		8,300	5,454,980
	2.250%, 05/15/41		6,300	4,390,312
	1.750%, 08/15/41		8,300	5,270,176
	2.000%, 11/15/41		7,900	5,218,937
	2.375%, 02/15/42		7,800	5,468,836
	2.750%, 08/15/42		7,600	5,624,594
	2.750%, 11/15/42		6,500	4,792,734
	3.125%, 02/15/43		3,700	2,889,180
	2.875%, 05/15/43		6,400	4,789,750

26

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
U.S. Treasury Floating Rate Notes, 3MTreasury money market yield + 0.150%, FRN
(r)	5.471%, 04/30/26	8,600	$8,597,336
U.S. Treasury Notes
	0.250%, 05/15/24	5,300	5,289,526
#	2.500%, 05/15/24	5,000	4,994,329
#	2.000%, 05/31/24	3,000	2,991,547
#	2.500%, 05/31/24	2,300	2,294,437
#	0.250%, 06/15/24	5,700	5,663,429
#	1.750%, 06/30/24	2,500	2,484,644
#	2.000%, 06/30/24	5,000	4,971,387
#	3.000%, 06/30/24	3,000	2,987,754
	3.000%, 07/31/24	5,000	4,969,922
#	1.250%, 08/31/24	2,000	1,972,812
	1.875%, 08/31/24	3,500	3,459,668
#	3.250%, 08/31/24	5,000	4,965,039
	1.500%, 10/31/24	4,000	3,924,336
	0.375%, 07/31/27	2,000	1,733,203
	2.250%, 08/15/27	1,700	1,566,523
	0.500%, 10/31/27	3,500	3,016,426
	2.250%, 11/15/27	1,000	916,836
	2.750%, 02/15/28	1,700	1,579,406
	1.125%, 02/29/28	4,500	3,925,898
	1.250%, 03/31/28	2,150	1,880,158
	1.250%, 04/30/28	5,800	5,058,687
	2.875%, 05/15/28	4,250	3,954,492
	2.875%, 08/15/28	4,250	3,939,883
	3.125%, 11/15/28	5,000	4,669,922
	2.625%, 02/15/29	4,000	3,639,687
	2.375%, 03/31/29	3,000	2,691,562
	3.250%, 06/30/29	1,500	1,398,457
	3.500%, 01/31/30	600	563,227
	4.000%, 07/31/30	5,500	5,287,305
	4.125%, 08/31/30	2,500	2,419,238
	4.625%, 09/30/30	600	596,977
	4.375%, 11/30/30	1,000	980,898
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	5.491%, 10/31/25	8,500	8,509,838

		Face Amount^	Value†
		(000)
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	5.566%, 01/31/26	8,500	$8,518,672
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.446%, 07/31/25	8,500	8,503,715
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.490%, 04/30/25	8,000	8,008,438
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.521%, 01/31/25	3,500	3,504,018

TOTAL U.S. TREASURY OBLIGATIONS			214,121,339

TOTAL INVESTMENT SECURITIES (Cost $607,107,751)			563,637,012

		Shares
SECURITIES LENDING COLLATERAL — (7.6%)
@§	The DFA Short Term Investment Fund	4,007,737	46,361,499

TOTAL INVESTMENTS — (100.0%) (Cost $653,469,588)			$609,998,511

27

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2024, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,152,376	CAD	4,250,130	State Street Bank and Trust	05/08/24	$64,727
USD	2,426,968	CAD	3,283,115	UBS AG	05/08/24	$41,840
USD	24,041,218	AUD	36,834,538	Australia and New Zealand Bank	05/13/24	171,892
USD	5,152,442	GBP	4,057,307	Citibank, N.A.	05/13/24	82,365
USD	4,553,731	JPY	688,151,843	Citibank, N.A.	05/13/24	183,303
EUR	431,417	USD	459,961	Citibank, N.A.	05/13/24	629
USD	25,113,177	EUR	23,378,140	State Street Bank and Trust	05/13/24	154,214
USD	1,479,696	NZD	2,497,483	Citibank, N.A.	05/20/24	8,062
CAD	2,622,171	USD	1,899,593	State Street Bank and Trust	07/12/24	7,431
USD	12,755,474	CAD	17,502,220	UBS AG	07/12/24	26,649

Total Appreciation						$741,112

EUR	1,695,391	USD	1,814,822	Citibank, N.A.	05/13/24	$(4,789)

Total (Depreciation)						$(4,789)

Total Appreciation (Depreciation)						$736,323

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$64,997,057	—	$64,997,057
Bonds	—	284,518,616	—	284,518,616
U.S. Treasury Obligations	—	214,121,339	—	214,121,339
Securities Lending Collateral	—	46,361,499	—	46,361,499

Total Investments in Securities	—	$609,998,511	—	$609,998,511

Financial Instruments Assets
Forward Currency Contracts**	—	741,112	—	741,112
Liabilities
Forward Currency Contracts**	—	(4,789)	—	(4,789)

Total Financial Instruments	—	$736,323	—	$736,323

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	International Social Core Equity Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$64,008	—
Investment Securities at Value (including $47,321, $88,551, $59,553, $0 and $45,415 of securities on loan, respectively)	$1,737,209	$1,438,852	$1,576,306	—	$563,637
Temporary Cash Investments at Value & Cost	6,812	—	—	33	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $39,588, $76,952, $10,817, $0 and $46,362, respectively)	39,589	76,951	10,817	—	46,361
Foreign Currencies at Value	—	1,274	4,253	—	4
Cash	—	7,521	1,912	—	17,204
Receivables:
Investment Securities Sold	7,823	1,706	2,712	—	503
Dividends and Interest	935	9,676	2,509	—	5,033
Securities Lending Income	11	88	199	—	4
Fund Shares Sold	3,247	842	358	1	1,240
Unrealized Gain on Forward Currency Contracts	—	—	—	—	741
Unrealized Gain on Foreign Currency Contracts	—	1	—	—	—
Prepaid Expenses and Other Assets	16	15	21	11	24

Total Assets	1,795,642	1,536,926	1,599,087	64,053	634,751

LIABILITIES:
Payables:
Upon Return of Securities Loaned	39,612	76,961	10,828	—	46,355
Investment Securities Purchased	6,498	3,457	3,709	—	12,528
Fund Shares Redeemed	4,517	1,148	585	35	360
Due to Advisor	263	265	445	1	85
Unrealized Loss on Forward Currency Contracts	—	—	—	—	5
Unrealized Loss on Foreign Currency Contracts	—	5	—	—	—
Deferred Taxes Payable	—	—	14,272	—	—
Accrued Expenses and Other Liabilities	64	44	386	2	17

Total Liabilities	50,954	81,880	30,225	38	59,350

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$1,744,688	$1,455,046	$1,568,862	$64,015	$575,401

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	70,401,834	101,764,106	109,065,201	4,791,730	64,832,924

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$24.78	$14.30	$14.38	$13.36	$8.88

Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$54,698	$—

Investment Securities at Cost	$861,416	$1,167,325	$1,199,732	$—	$607,108

Foreign Currencies at Cost	$—	$1,282	$4,256	$—	$4

NET ASSETS CONSIST OF:
Paid-In Capital	$779,279	$1,203,699	$1,307,276	$54,685	$652,273
Total Distributable Earnings (Loss)	965,409	251,347	261,586	9,330	(76,872)

NET ASSETS	$1,744,688	$1,455,046	$1,568,862	$64,015	$575,401

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	500,000,000	1,000,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements

29

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	International Social Core Equity Portfolio#	Emerging Markets Social Core Equity Portfolio#	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Income Distributions	—	—	—	$471	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	—	471	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $10, $2,477, $1,874, $0 and $0, respectively)	$12,701	$21,264	$14,332	2	—
Interest	—	—	—	—	$11,232
Income from Securities Lending, Net	109	403	884	—	38

Total Fund Investment Income	12,810	21,667	15,216	2	11,270

Fund Expenses
Investment Management Fees	1,527	1,543	2,596	—	501
Accounting & Transfer Agent Fees	123	90	97	6	70
Custodian Fees	13	87	407	—	3
Filing Fees	19	16	16	10	15
Shareholders’ Reports	26	26	31	5	19
Directors’/Trustees’ Fees & Expenses	6	5	5	—	3
Professional Fees	10	11	40	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	4	—
Other	103	56	72	1	5

Total Fund Expenses	1,827	1,834	3,264	26	620

Net Expenses	1,827	1,834	3,264	26	620

Net Investment Income (Loss)	10,983	19,833	11,952	447	10,650

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	—	199	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	5,490	5,415	11,241	—	(4,721)
Affiliated Investment Companies Shares Sold	3	3	1	(41)	2
Futures	521	13	(260)	13	—
Foreign Currency Transactions	—	144	(206)	—	4
Forward Currency Contracts	—	—	—	—	(429)
In-Kind Redemptions	81,648	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	234,164	188,668	185,667	—	23,116
Affiliated Investment Companies Shares	1	(1)	—	9,127	(1)
Translation of Foreign Currency-Denominated Amounts	—	(136)	(24)	—	5
Forward Currency Contracts	—	—	—	—	705

Net Realized and Unrealized Gain (Loss)	321,827	194,106	196,419	9,298	18,681

Net Increase (Decrease) in Net Assets Resulting from Operations	$332,810	$213,939	$208,371	$9,745	$29,331

**	Net of foreign capital gain taxes withheld of $0, $0, $908, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $(5,294), $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2		International Social Core		Emerging Markets Social
	Portfolio		Equity Portfolio		Core Equity Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,983	$20,864	$19,833	$41,026	$11,952	$40,500
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	5,490	10,500	5,415	(22,635)	11,241	(24,290)
Affiliated Investment Companies Shares Sold	3	(1)	3	7	1	1
Futures	521	(8)	13	92	(260)	68
Foreign Currency Transactions	—	—	144	(221)	(206)	(183)
In-Kind Redemptions	81,648	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	234,164	66,522	188,668	139,161	185,667	175,843
Affiliated Investment Companies Shares	1	14	(1)	28	—	11
Translation of Foreign Currency-Denominated Amounts	—	—	(136)	213	(24)	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	332,810	97,891	213,939	157,671	208,371	191,948

Distributions:
Institutional Class Shares	(20,435)	(62,175)	(16,901)	(35,604)	(20,325)	(44,558)
Capital Share Transactions (1):
Shares Issued	224,541	277,050	107,567	160,216	120,672	202,664
Shares Issued in Lieu of Cash Distributions	19,173	58,098	15,452	32,493	18,074	38,663
Shares Redeemed	(269,303)	(321,728)	(111,500)	(206,048)	(108,904)	(297,502)

Net Increase (Decrease) from Capital Share Transactions	(25,589)	13,420	11,519	(13,339)	29,842	(56,175)

Total Increase (Decrease) in Net Assets	286,786	49,136	208,557	108,728	217,888	91,215
Net Assets
Beginning of Period	1,457,902	1,408,766	1,246,489	1,137,761	1,350,974	1,259,759

End of Period	$1,744,688	$1,457,902	$1,455,046	$1,246,489	$1,568,862	$1,350,974

(1) Shares Issued and Redeemed:
Shares Issued	9,291	13,195	7,616	12,313	8,706	15,485
Shares Issued in Lieu of Cash Distributions	818	2,876	1,136	2,488	1,342	2,950
Shares Redeemed	(11,142)	(15,285)	(7,960)	(15,738)	(7,900)	(22,386)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,033)	786	792	(937)	2,148	(3,951)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $908, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $1,954, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $(5,294), respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $(1,691), respectively.

See accompanying Notes to Financial Statements.

31

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$447	$857	$10,650	$16,450
Capital Gain Distributions Received from Affiliated Investment Companies	199	789	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(4,721)	(21,887)
Affiliated Investment Companies Shares Sold	(41)	(789)	2	4
Futures	13	2	—	—
Foreign Currency Transactions	—	—	4	27
Forward Currency Contracts	—	—	(429)	1,682
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	—	—	23,116	14,949
Affiliated Investment Companies Shares	9,127	2,898	(1)	7
Translation of Foreign Currency-Denominated Amounts	—	—	5	(12)
Forward Currency Contracts	—	—	705	25

Net Increase (Decrease) in Net Assets Resulting from Operations	9,745	3,757	29,331	11,245

Distributions:
Institutional Class Shares	(451)	(838)	(10,221)	(16,312)
Capital Share Transactions (1):
Shares Issued	9,056	7,790	75,510	145,389
Shares Issued in Lieu of Cash Distributions	447	830	10,034	16,018
Shares Redeemed	(1,122)	(4,952)	(44,304)	(106,957)

Net Increase (Decrease) from Capital Share Transactions	8,381	3,668	41,240	54,450

Total Increase (Decrease) in Net Assets	17,675	6,587	60,350	49,383
Net Assets
Beginning of Period	46,340	39,753	515,051	465,668

End of Period	$64,015	$46,340	$575,401	$515,051

(1) Shares Issued and Redeemed:
Shares Issued	703	682	8,378	16,292
Shares Issued in Lieu of Cash Distributions	35	71	1,118	1,808
Shares Redeemed	(88)	(438)	(4,937)	(12,014)

Net Increase (Decrease) from Shares Issued and Redeemed	650	315	4,559	6,086

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio							International Social Core Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.41		$19.94	$24.72	$16.94	$16.92	$15.83	$12.34		$11.16	$15.60	$11.49	$12.64	$12.17

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.29	0.28	0.27	0.25	0.25	0.20		0.41	0.41	0.37	0.27	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	4.50		1.06	(3.89)	7.78	0.39	1.33	1.93		1.12	(4.30)	4.09	(1.16)	0.47

Total from Investment Operations	4.65		1.35	(3.61)	8.05	0.64	1.58	2.13		1.53	(3.89)	4.46	(0.89)	0.85

Less Distributions:
Net Investment Income	(0.14)		(0.26)	(0.25)	(0.27)	(0.24)	(0.24)	(0.17)		(0.35)	(0.48)	(0.35)	(0.26)	(0.38)
Net Realized Gains	(0.14)		(0.62)	(0.92)	—	(0.38)	(0.25)	—		—	(0.07)	—	—	—

Total Distributions	(0.28)		(0.88)	(1.17)	(0.27)	(0.62)	(0.49)	(0.17)		(0.35)	(0.55)	(0.35)	(0.26)	(0.38)

Net Asset Value, End of Period	$24.78		$20.41	$19.94	$24.72	$16.94	$16.92	$14.30		$12.34	$11.16	$15.60	$11.49	$12.64

Total Return	22.91	%(B)	6.85%	(15.22%)	47.73%	3.85%	10.43%	17.32	%(B)	13.59%	(25.40%)	38.96%	(7.10%)	7.18%

Net Assets, End of Period (thousands)	$1,744,688		$1,457,902	$1,408,766	$1,744,512	$1,246,167	$1,248,004	$1,455,046		$1,246,489	$1,137,761	$1,601,533	$1,215,312	$1,207,738
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.21%	0.23%	0.28%	0.29%	0.26	%(C)	0.26%	0.27%	0.29%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.22%	0.21%	0.23%	0.28%	0.29%	0.26	%(C)	0.26%	0.27%	0.29%	0.33%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.29	%(C)	1.39%	1.29%	1.20%	1.56%	1.59%	2.83	%(C)	3.10%	3.09%	2.49%	2.29%	3.15%
Portfolio Turnover Rate	5	%(B)	14%	14%	16%	13%	18%	9	%(B)	15%	24%	20%	9%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio							Global Social Core Equity Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Period Nov 19, 2019 to Oct 31, 2020
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.64		$11.36	$16.08 $	13.18	$13.38	$12.25	$11.19		$10.39		$13.29		$9.60		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.37	0.38	0.33	0.27	0.35	0.10		0.21		0.22		0.20		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	1.82		1.32	(4.71)	2.87	(0.18)	1.13	2.18		0.79		(2.82)		3.77		(0.41)

Total from Investment Operations	1.93		1.69	(4.33)	3.20	0.09	1.48	2.28		1.00		(2.60)		3.97		(0.24)

Less Distributions:
Net Investment Income	(0.19)		(0.41)	(0.39)	(0.30)	(0.29)	(0.35)	(0.11)		(0.20)		(0.24)		(0.19)		(0.16)
Net Realized Gains	—		—	—	—	—	—	—		—		(0.06)		(0.09)		—

Total Distributions	(0.19)		(0.41)	(0.39)	(0.30)	(0.29)	(0.35)	(0.11)		(0.20)		(0.30)		(0.28)		(0.16)

Net Asset Value, End of Period	$14.38		$12.64	$11.36	$16.08	$13.18	$13.38	$13.36		$11.19		$10.39		$13.29		$9.60

Total Return	15.37	%(B)	14.76%	(27.23%)	24.28%	0.82%	12.20%	20.37	%(B)	9.60%		(19.80%)		41.79%		(2.29	%)(B)

Net Assets, End of Period (thousands)	$1,568,862		$1,350,974	$1,259,759	$1,714,154	$1,467,837	$1,466,938	$64,015		$46,340		$39,753		$70,243		$75,851
Ratio of Expenses to Average Net Assets *	0.44	%(C)	0.43%	0.45%	0.47%	0.53%	0.54%	0.34	%(C)(D)	0.34	%(D)	0.34	%(D)	0.34	%(D)	0.34	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)*	0.44	%(C)	0.44%	0.45%	0.47%	0.54%	0.55%	0.34	%(C)(D)	0.36	%(D)	0.34	%(D)	0.36	%(D)	0.57	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.61	%(C)	2.77%	2.64%	2.00%	2.16%	2.64%	1.51	%(C)(D)	1.80	%(D)	1.87	%(D)	1.60	%(D)	1.86	%(C)(D)(E)
Portfolio Turnover Rate	10	%(B)	21%	25%	22%	20%	15%	N/A	(B)	N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.25	%(C)	0.26%		0.26%		0.28%		0.32	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$8.55		$8.59	$10.55	$10.89	$10.36	$9.43

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.29	0.22	0.20	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.32		(0.05)	(1.86)	(0.33)	0.53	0.92

Total from Investment Operations	0.49		0.24	(1.64)	(0.13)	0.77	1.18

Less Distributions:
Net Investment Income	(0.16)		(0.28)	(0.22)	(0.19)	(0.24)	(0.25)
Net Realized Gains	—		—	(0.10)	(0.02)	—	—

Total Distributions	(0.16)		(0.28)	(0.32)	(0.21)	(0.24)	(0.25)

Net Asset Value, End of Period	$8.88		$8.55	$8.59	$10.55	$10.89	$10.36

Total Return	5.77	%(B)	2.74%	(15.92%)	(1.19%)	7.54%	12.72%

Net Assets, End of Period (thousands)	$575,401		$515,051	$465,668	$545,008	$406,803	$298,233
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.23%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22	%(C)	0.22%	0.22%	0.23%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.82	%(C)	3.21%	2.26%	1.89%	2.21%	2.60%
Portfolio Turnover Rate	19	%(B)	36%	27%	21%	18%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, five of which, U.S. Social Core Equity 2 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, and DFA Social Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of April 30, 2024, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/2024
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange

36

generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio and International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the U.S. Social Core Equity 2 Portfolio and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Social Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.

The International Equity Portfolios and DFA Social Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios and DFA Social Fixed Income Portfolio accrue such taxes when the

38

related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio. As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.18%
International Social Core Equity Portfolio	0.22%
Emerging Markets Social Core Equity Portfolio	0.35%
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2025. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios,is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—
Global Social Core Equity Portfolio (3)	0.34%	$4	—
DFA Social Fixed Income Portfolio (2)	0.27%	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

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(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
Global Social Core Equity Portfolio	$—	$28	$12	$1	$41

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$1
International Social Core Equity Portfolio	1
Emerging Markets Social Core Equity Portfolio	8
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$153,253	$85,118
International Social Core Equity Portfolio	—	—	130,086	121,824
Emerging Markets Social Core Equity Portfolio	—	—	158,085	142,775
DFA Social Fixed Income Portfolio	$79,625	$28,971	39,664	59,280

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For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$49,668	$267,642	$277,725	$3	$1	$39,589	3,422	$1,430	—

Total	$49,668	$267,642	$277,725	$3	$1	$39,589	3,422	$1,430	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$51,079	$168,002	$142,132	$3	$(1)	$76,951	6,652	$1,292	—

Total	$51,079	$168,002	$142,132	$3	$(1)	$76,951	6,652	$1,292	—

Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$9,575	$78,188	$76,947	$1	—	$10,817	935	$297	—

Total	$9,575	$78,188	$76,947	$1	—	$10,817	935	$297	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$28,142	$5,543	$515	$(14)	$6,233	$39,389	1,590	$211	$199
International Social Core Equity Portfolio	12,844	2,571	194	(13)	2,092	17,300	1,210	177	—
Emerging Markets Social Core Equity Portfolio	5,322	1,300	91	(14)	802	7,319	508	83	—

Total	$46,308	$9,414	$800	$(41)	$9,127	$64,008	3,308	$471	$199

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$15,256	$127,770	$96,666	$2	$(1)	$46,361	4,008	$775	—

Total	$15,256	$127,770	$96,666	$2	$(1)	$46,361	4,008	$775	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net

41

realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2022	$19,275	$62,054	—	$81,329
2023	18,916	43,259	—	62,175
International Social Core Equity Portfolio
2022	50,390	5,036	—	55,426
2023	35,604	—	—	35,604
Emerging Markets Social Core Equity Portfolio
2022	42,842	—	—	42,842
2023	44,558	—	—	44,558
Global Social Core Equity Portfolio
2022	790	43	—	833
2023	838	—	—	838
DFA Social Fixed Income Portfolio
2022	12,092	4,589	—	16,681
2023	16,312	—	—	16,312

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,256)	—	$(1,256)
International Social Core Equity Portfolio	(1,431)	—	(1,431)
Emerging Markets Social Core Equity Portfolio	(2,654)	—	(2,654)
Global Social Core Equity Portfolio	(20)	—	(20)
DFA Social Fixed Income Portfolio	(377)	—	(377)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	$664	$10,270	—	$642,104	$653,038
International Social Core Equity Portfolio	10,816	—	$(28,742)	72,235	54,309
Emerging Markets Social Core Equity Portfolio	14,752	—	(92,568)	151,363	73,547
Global Social Core Equity Portfolio	—	—	(137)	172	35
DFA Social Fixed Income Portfolio	648	—	(31,174)	(65,469)	(95,995)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
International Social Core Equity Portfolio	$28,742	$28,742
Emerging Markets Social Core Equity Portfolio	92,568	92,568
Global Social Core Equity Portfolio	137	137
DFA Social Fixed Income Portfolio	31,174	31,174

During the year ended October 31, 2023, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Global Social Core Equity Portfolio	$1

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$907,342	$894,359	$(18,565)	$875,794
International Social Core Equity Portfolio	1,254,824	377,006	(105,480)	271,526
Emerging Markets Social Core Equity Portfolio	1,235,831	546,246	(169,696)	376,550
Global Social Core Equity Portfolio	54,742	9,311	—	9,311
DFA Social Fixed Income Portfolio	652,411	2,361	(45,136)	(42,775)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded

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that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operation as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operation as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The U.S. Social Core Equity 2 Portfolio, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Emerging Markets Social Core Equity Portfolio	$—	$297
DFA Social Fixed Income Portfolio	76,356	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$741	$741

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (2)
DFA Social Fixed Income Portfolio	$(5)	$(5)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Social Core Equity 2 Portfolio	$521	—	$521
International Social Core Equity Portfolio	13	—	13
Emerging Markets Social Core Equity Portfolio	(260)	—	(260)
Global Social Core Equity Portfolio	13	—	13
DFA Social Fixed Income Portfolio	(429)	$(429)	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
DFA Social Fixed Income Portfolio	$705	$705

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

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(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of April 30, 2024, there were no futures contracts outstanding. During the six months ended April 30, 2024, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2024 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
DFA Social Fixed Income Portfolio
State Street Bank and Trust	$226	$226	—	—	—	$226	—	—	—	—	—	—
UBS AG	68	68	—	—	—	68	—	—	—	—	—	—
Citibank, N.A.	275	275	$(5)	—	—	270	$5	$5	$(5)	—	—	—
Australia and New Zealand Bank	172	172	—	—	—	172	—	—	—	—	—	—

Total	$741	$741	$(5)	—	—	$736	$5	$5	$(5)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

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H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
International Social Core Equity Portfolio	6.08%	$1,257	23	$5	$4,238	—
Emerging Markets Social Core Equity Portfolio	6.08%	1,494	25	6	7,007	—
Global Social Core Equity Portfolio	6.08%	197	1	—	197	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a

47

common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$12,172	$22,441	$610
International Social Core Equity Portfolio	6,800	11,482	(1,843)
Emerging Markets Social Core Equity Portfolio	75	148	(79)

J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Social Core Equity 2 Portfolio	$9,736
International Social Core Equity Portfolio	18,461
Emerging Markets Social Core Equity Portfolio	53,127

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

48

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the U.S. Social Core Equity 2 Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

U.S. Social Core Equity 2 Portfolio	$81,648

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

N. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	3	70%
International Social Core Equity Portfolio	4	55%
Emerging Markets Social Core Equity Portfolio	4	56%
Global Social Core Equity Portfolio	5	93%
DFA Social Fixed Income Portfolio	4	85%

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The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

During the six months ended April 30, 2024, the U.S. Social Core Equity 2 Portfolio’s activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Social Core Equity 2 Portfolio	$62,235	2,570,270	$87

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

52

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

54

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

55

DFA043024-005S 00299855

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler CO-CHIEF EXECUTIVE OFFICER	Gerard O’Reilly CO-CHIEF EXECUTIVE OFFICER and CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of April 30, 2024.
∞	Rates reflect the effective yields at purchase date.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,187.40	0.29%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.42	0.29%	$1.46

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$1,207.90	0.20%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.87	0.20%	$1.01

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$1,175.70	0.27%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

VA International Small Portfolio
Actual Fund Return	$1,000.00	$1,167.30	0.40%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.40%	$2.01

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,028.30	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.27	0.12%	$0.60

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,028.30	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,036.70	0.11%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.11%	$0.55

VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,136.10	0.28%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.47	0.28%	$1.41

VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,195.00	0.31%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.32	0.31%	$1.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	100.0%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	3.2%
Consumer Discretionary	15.8%
Consumer Staples	4.2%
Energy	10.1%
Financials	25.9%
Health Care	6.4%
Industrials	16.9%
Information Technology	7.5%
Materials	8.4%
Real Estate	1.2%
Utilities	0.4%

100.0%

VA U.S. Large Value Portfolio
Communication Services	7.0%
Consumer Discretionary	5.1%
Consumer Staples	4.8%
Energy	14.4%
Financials	23.3%
Health Care	12.8%
Industrials	14.8%
Information Technology	8.6%
Materials	8.4%
Real Estate	0.3%
Utilities	0.5%

100.0%

VA International Value Portfolio
Communication Services	3.4%
Consumer Discretionary	12.6%
Consumer Staples	4.0%
Energy	14.8%
Financials	29.5%
Health Care	7.0%
Industrials	10.7%
Information Technology	1.7%
Materials	13.1%
Real Estate	2.2%
Utilities	1.0%

100.0%

5

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	3.6%
Consumer Discretionary	12.1%
Consumer Staples	5.7%
Energy	5.6%
Financials	14.4%
Health Care	5.3%
Industrials	24.7%
Information Technology	9.3%
Materials	12.0%
Real Estate	4.4%
Utilities	2.9%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Basic Materials	2.9%
Communications	0.5%
Consumer, Cyclical	3.9%
Financials	54.7%
Foreign Government	0.4%
Technology	4.2%
U.S. Government	33.1%
Utilities	0.3%

100.0%

VA Global Bond Portfolio
Consumer, Cyclical	2.8%
Consumer, Non-cyclical	0.8%
Energy	1.7%
Financials	49.4%
Foreign Government	15.6%
Supranational	10.3%
Technology	1.4%
U.S. Government	15.1%
Utilities	2.9%

100.0%

VIT Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

6

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.2%)
COMMUNICATION SERVICES — (3.1%)
Other Securities		$19,898,341	3.2%

CONSUMER DISCRETIONARY — (15.2%)
* Abercrombie & Fitch Co., Class A	24,766	3,009,564	0.5%
BorgWarner, Inc.	79,367	2,600,857	0.4%
Gap, Inc.	112,981	2,318,370	0.4%
Lithia Motors, Inc.	8,060	2,050,303	0.3%
* Modine Manufacturing Co.	26,018	2,410,047	0.4%
* Mohawk Industries, Inc.	25,039	2,887,497	0.5%
Penske Automotive Group, Inc.	15,107	2,310,011	0.4%
PVH Corp.	25,860	2,813,568	0.5%
* Taylor Morrison Home Corp.	50,519	2,829,569	0.5%
Toll Brothers, Inc.	32,975	3,927,652	0.6%
Other Securities		71,551,371	11.3%

TOTAL CONSUMER DISCRETIONARY		98,708,809	15.8%

CONSUMER STAPLES — (4.1%)
* Post Holdings, Inc.	22,089	2,344,747	0.4%
Other Securities		24,102,462	3.8%

TOTAL CONSUMER STAPLES		26,447,209	4.2%

ENERGY — (9.7%)
* Antero Resources Corp.	86,345	2,936,593	0.5%
# Chesapeake Energy Corp.	28,502	2,561,760	0.4%
HF Sinclair Corp.	63,549	3,447,533	0.6%
Matador Resources Co.	37,489	2,335,565	0.4%
Murphy Oil Corp.	64,924	2,898,207	0.5%
PBF Energy, Inc., Class A	44,154	2,352,084	0.4%
* Southwestern Energy Co.	289,558	2,168,789	0.4%
Other Securities		43,888,750	6.8%

TOTAL ENERGY		62,589,281	10.0%

FINANCIALS — (24.9%)
Ally Financial, Inc.	86,341	3,311,177	0.5%
American Equity Investment Life Holding Co.	39,094	2,193,564	0.4%
Assured Guaranty Ltd.	28,997	2,224,070	0.4%
Comerica, Inc.	42,020	2,108,143	0.3%
First Horizon Corp.	138,417	2,065,182	0.3%
Invesco Ltd.	139,344	1,974,504	0.3%
Jackson Financial, Inc., Class A	30,536	2,086,220	0.3%
Jefferies Financial Group, Inc.	53,150	2,288,639	0.4%
Old Republic International Corp.	85,882	2,564,437	0.4%
Popular, Inc.	24,352	2,069,676	0.3%
Unum Group	63,075	3,197,903	0.5%
Wintrust Financial Corp.	20,523	1,983,343	0.3%
Zions Bancorp NA	49,046	2,000,096	0.3%
Other Securities		131,412,927	21.1%

TOTAL FINANCIALS		161,479,881	25.8%

7

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (6.1%)
Universal Health Services, Inc., Class B	14,148	$2,411,244	0.4%
Other Securities		37,178,591	6.0%

TOTAL HEALTH CARE		39,589,835	6.4%

INDUSTRIALS — (16.2%)
AGCO Corp.	21,399	2,443,552	0.4%
Air Lease Corp.	43,419	2,181,371	0.4%
Boise Cascade Co.	15,348	2,030,080	0.3%
Knight-Swift Transportation Holdings, Inc.	55,140	2,549,122	0.4%
Regal Rexnord Corp.	16,873	2,722,796	0.4%
UFP Industries, Inc.	19,080	2,150,316	0.3%
WESCO International, Inc.	16,199	2,474,397	0.4%
Other Securities		88,324,083	14.2%

TOTAL INDUSTRIALS		104,875,717	16.8%

INFORMATION TECHNOLOGY — (7.2%)
Amkor Technology, Inc.	93,254	3,016,767	0.5%
* Arrow Electronics, Inc.	28,545	3,644,340	0.6%
Avnet, Inc.	48,735	2,381,679	0.4%
TD SYNNEX Corp.	27,839	3,280,548	0.5%
Other Securities		34,132,716	5.4%

TOTAL INFORMATION TECHNOLOGY		46,456,050	7.4%

MATERIALS — (8.1%)
Alcoa Corp.	56,676	1,991,595	0.3%
* Cleveland-Cliffs, Inc.	156,837	2,650,545	0.4%
Commercial Metals Co.	41,452	2,227,630	0.4%
Mosaic Co.	71,467	2,243,349	0.4%
U.S. Steel Corp.	74,750	2,728,375	0.4%
Westrock Co.	66,154	3,172,746	0.5%
Other Securities		37,609,924	6.0%

TOTAL MATERIALS		52,624,164	8.4%

REAL ESTATE — (1.2%)
* Jones Lang LaSalle, Inc.	13,194	2,384,156	0.4%
Other Securities		5,291,209	0.8%

TOTAL REAL ESTATE		7,675,365	1.2%

UTILITIES — (0.4%)
Other Securities		2,272,389	0.4%

TOTAL COMMON STOCKS		622,617,041	99.6%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		148,285	0.0%

TOTAL PREFERRED STOCKS		148,285	0.0%

TOTAL INVESTMENT SECURITIES (Cost $521,550,971)		622,765,326

8

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	549,983	$549,983	0.1%

SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	2,074,246	23,994,873	3.8%

TOTAL INVESTMENTS—(100.0%) (Cost $546,095,450)		$647,310,182	103.5%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$19,897,813	$528	—		$19,898,341
Consumer Discretionary	98,708,809	—	—		98,708,809
Consumer Staples	26,447,209	—	—		26,447,209
Energy	62,589,281	—	—		62,589,281
Financials	161,479,853	28	—		161,479,881
Health Care	39,547,722	76	$42,037		39,589,835
Industrials	104,871,902	3,057	758		104,875,717
Information Technology	46,382,796	73,254	—		46,456,050
Materials	52,589,070	—	35,094		52,624,164
Real Estate	7,675,365	—	—		7,675,365
Utilities	2,272,389	—	—		2,272,389
Preferred Stocks
Industrials	148,285	—	—		148,285
Temporary Cash Investments	549,983	—	—		549,983
Securities Lending Collateral	—	23,994,873	—		23,994,873

Total Investments in Securities	$623,160,477	$24,071,816	$77,889	<>	$647,310,182

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (6.9%)
AT&T, Inc.	423,900	$7,159,671	1.0%
Comcast Corp., Class A	261,885	9,980,437	1.4%
T-Mobile U.S., Inc.	37,769	6,200,537	0.9%
Verizon Communications, Inc.	272,600	10,764,974	1.5%
Walt Disney Co	43,143	4,793,187	0.7%
Other Securities		10,095,140	1.4%

TOTAL COMMUNICATION SERVICES		48,993,946	6.9%

CONSUMER DISCRETIONARY — (5.1%)
DR Horton, Inc.	30,121	4,291,941	0.6%
General Motors Co.	104,842	4,668,614	0.7%
Lennar Corp., Class A	27,799	4,214,884	0.6%
PulteGroup, Inc.	36,762	4,096,022	0.6%
Other Securities		18,428,000	2.6%

TOTAL CONSUMER DISCRETIONARY		35,699,461	5.1%

CONSUMER STAPLES — (4.8%)
Kroger Co.	81,457	4,511,089	0.7%
Mondelez International, Inc., Class A	70,011	5,036,591	0.7%
Other Securities		24,174,356	3.4%

TOTAL CONSUMER STAPLES		33,722,036	4.8%

ENERGY — (14.4%)
Chevron Corp.	111,364	17,959,672	2.5%
ConocoPhillips	78,670	9,882,525	1.4%
EOG Resources, Inc.	31,707	4,189,446	0.6%
Exxon Mobil Corp.	255,479	30,215,501	4.3%
Marathon Petroleum Corp.	25,478	4,629,862	0.7%
Other Securities		35,011,759	4.9%

TOTAL ENERGY		101,888,765	14.4%

FINANCIALS — (23.2%)
Bank of America Corp.	183,242	6,781,786	1.0%
* Berkshire Hathaway, Inc., Class B	41,380	16,416,687	2.3%
Goldman Sachs Group, Inc.	10,148	4,330,253	0.6%
Hartford Financial Services Group, Inc.	46,372	4,492,983	0.6%
JPMorgan Chase & Co.	176,883	33,915,546	4.8%
Morgan Stanley	57,274	5,202,770	0.7%
Travelers Cos., Inc.	24,711	5,242,686	0.8%
Wells Fargo & Co.	133,330	7,909,136	1.1%
Other Securities		80,163,344	11.3%

TOTAL FINANCIALS		164,455,191	23.2%

HEALTH CARE — (12.8%)
Bristol-Myers Squibb Co.	110,604	4,859,940	0.7%
Cigna Group	19,463	6,949,069	1.0%
CVS Health Corp.	77,059	5,217,665	0.7%
Danaher Corp.	21,419	5,282,354	0.7%

10

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Elevance Health, Inc.	14,962	$7,908,614	1.1%
Gilead Sciences, Inc.	65,112	4,245,302	0.6%
Pfizer, Inc.	189,482	4,854,529	0.7%
Thermo Fisher Scientific, Inc.	10,143	5,768,527	0.8%
Other Securities		45,469,187	6.5%

TOTAL HEALTH CARE		90,555,187	12.8%

INDUSTRIALS — (14.8%)
Cummins, Inc.	14,520	4,101,755	0.6%
Eaton Corp. PLC	18,743	5,965,147	0.8%
FedEx Corp.	16,996	4,449,213	0.6%
PACCAR, Inc.	43,530	4,618,968	0.7%
Parker-Hannifin Corp.	9,126	4,972,849	0.7%
Quanta Services, Inc.	15,876	4,104,899	0.6%
Republic Services, Inc.	24,693	4,733,648	0.7%
RTX Corp.	44,315	4,498,859	0.6%
United Rentals, Inc.	6,374	4,257,768	0.6%
Other Securities		62,974,943	8.9%

TOTAL INDUSTRIALS		104,678,049	14.8%

INFORMATION TECHNOLOGY — (8.6%)
Analog Devices, Inc.	25,324	5,080,248	0.7%
Cisco Systems, Inc.	161,606	7,592,250	1.1%
Micron Technology, Inc.	37,530	4,239,389	0.6%
Salesforce, Inc.	17,854	4,801,655	0.7%
TE Connectivity Ltd.	30,520	4,317,970	0.6%
Other Securities		34,804,436	4.9%

TOTAL INFORMATION TECHNOLOGY		60,835,948	8.6%

MATERIALS — (8.3%)
Dow, Inc.	78,218	4,450,604	0.6%
Freeport-McMoRan, Inc.	78,938	3,942,164	0.6%
Linde PLC	16,727	7,375,938	1.0%
Nucor Corp.	26,837	4,522,840	0.6%
Other Securities		38,748,934	5.5%

TOTAL MATERIALS		59,040,480	8.3%

REAL ESTATE — (0.3%)
Other Securities		2,401,656	0.3%

UTILITIES — (0.5%)
Other Securities		3,392,322	0.5%

TOTAL COMMON STOCKS (Cost $449,149,859)		705,663,041	99.7%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	681,966	681,966	0.1%

11

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	108,897	$1,259,721	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $451,091,546)		$707,604,728	100.0%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$48,993,042	$904	—	$48,993,946
Consumer Discretionary	35,699,461	—	—	35,699,461
Consumer Staples	33,722,036	—	—	33,722,036
Energy	101,888,765	—	—	101,888,765
Financials	164,455,191	—	—	164,455,191
Health Care	90,555,187	—	—	90,555,187
Industrials	104,678,049	—	—	104,678,049
Information Technology	60,835,948	—	—	60,835,948
Materials	59,040,480	—	—	59,040,480
Real Estate	2,401,656	—	—	2,401,656
Utilities	3,392,322	—	—	3,392,322
Temporary Cash Investments	681,966	—	—	681,966
Securities Lending Collateral	—	1,259,721	—	1,259,721

Total Investments in Securities	$706,344,103	$1,260,625	—	$707,604,728

See accompanying Notes to Financial Statements.

12

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.9%)
AUSTRALIA — (5.6%)
ANZ Group Holdings Ltd.	157,918	$2,849,460	0.6%
National Australia Bank Ltd.	214,668	4,653,470	1.0%
Santos Ltd.	496,255	2,435,304	0.5%
Westpac Banking Corp.	184,558	3,064,834	0.6%
Woodside Energy Group Ltd.	142,185	2,547,529	0.5%
Other Securities		13,682,686	2.8%

TOTAL AUSTRALIA		29,233,283	6.0%

AUSTRIA — (0.1%)
Other Securities		628,466	0.1%

BELGIUM — (0.7%)
Other Securities		3,507,752	0.7%

CANADA — (9.7%)
Bank of Montreal	36,571	3,266,522	0.7%
Bank of Nova Scotia	60,584	2,780,806	0.6%
Canadian Imperial Bank of Commerce	49,997	2,333,787	0.5%
Fairfax Financial Holdings Ltd.	3,164	3,439,938	0.7%
Manulife Financial Corp.	152,486	3,555,973	0.7%
Nutrien Ltd.	64,702	3,414,356	0.7%
Suncor Energy, Inc.	110,479	4,219,193	0.9%
Teck Resources Ltd., Class B	82,812	4,073,522	0.8%
# Toronto-Dominion Bank	45,230	2,683,044	0.5%
Other Securities		20,481,070	4.2%

TOTAL CANADA		50,248,211	10.3%

DENMARK — (2.5%)
Other Securities		13,112,728	2.7%

FINLAND — (0.7%)
Other Securities		3,592,938	0.7%

FRANCE — (10.2%)
BNP Paribas SA	47,637	3,428,047	0.7%
Cie de Saint-Gobain SA	72,243	5,713,167	1.2%
Cie Generale des Etablissements Michelin SCA	105,336	4,046,866	0.8%
Orange SA	282,052	3,139,319	0.7%
# Sanofi SA	49,835	4,923,352	1.0%
TotalEnergies SE	228,351	16,577,999	3.4%
# TotalEnergies SE, Sponsored ADR	7,191	521,132	0.1%
Other Securities		14,187,014	2.9%

TOTAL FRANCE		52,536,896	10.8%

GERMANY — (6.2%)
BASF SE	70,417	3,689,608	0.8%
Bayer AG	88,113	2,570,317	0.5%
Bayerische Motoren Werke AG	30,928	3,369,584	0.7%
Daimler Truck Holding AG	59,994	2,705,503	0.6%

13

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Mercedes-Benz Group AG	86,769	$6,563,284	1.3%
Other Securities		13,039,835	2.7%

TOTAL GERMANY		31,938,131	6.6%

HONG KONG — (1.4%)
Other Securities		7,345,558	1.5%

IRELAND — (0.3%)
Other Securities		1,645,688	0.3%

ISRAEL — (0.5%)
Other Securities		2,706,212	0.6%

ITALY — (2.4%)
# Stellantis NV	145,096	3,210,466	0.7%
UniCredit SpA	145,641	5,345,653	1.1%
Other Securities		3,989,862	0.8%

TOTAL ITALY.		12,545,981	2.6%

JAPAN — (20.2%)
Honda Motor Co. Ltd.	325,200	3,699,988	0.8%
Mitsubishi Corp.	219,200	5,013,009	1.0%
Mitsubishi UFJ Financial Group, Inc.	492,100	4,901,981	1.0%
Sumitomo Mitsui Financial Group, Inc.	56,996	3,237,588	0.7%
Takeda Pharmaceutical Co. Ltd.	101,267	2,661,506	0.5%
Toyota Motor Corp.	183,950	4,195,637	0.9%
Other Securities		80,856,378	16.6%

TOTAL JAPAN		104,566,087	21.5%

NETHERLANDS — (3.5%)
ING Groep NV	150,382	2,377,579	0.5%
Koninklijke Ahold Delhaize NV	133,198	4,043,132	0.8%
Other Securities		11,853,494	2.5%

TOTAL NETHERLANDS		18,274,205	3.8%

NEW ZEALAND — (0.2%)
Other Securities		1,095,379	0.2%

NORWAY — (0.8%)
Other Securities		3,976,464	0.8%

PORTUGAL — (0.1%)
Other Securities		558,723	0.1%

SINGAPORE — (0.9%)
Other Securities		4,618,620	1.0%

SPAIN — (2.9%)
Banco Bilbao Vizcaya Argentaria SA	225,959	2,443,515	0.5%
# Banco Santander SA	1,370,586	6,668,766	1.4%
Repsol SA	188,959	2,965,915	0.6%

14

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$2,687,841	0.5%

TOTAL SPAIN		14,766,037	3.0%

SWEDEN — (2.2%)
Other Securities		11,177,794	2.3%

SWITZERLAND — (8.6%)
Cie Financiere Richemont SA, Class A	29,199	4,036,091	0.8%
Holcim AG	40,627	3,400,793	0.7%
Lonza Group AG	4,520	2,495,009	0.5%
Novartis AG	5,485	532,360	0.1%
Novartis AG, Sponsored ADR	96,728	9,395,191	1.9%
UBS Group AG	152,323	4,000,490	0.8%
#* UBS Group AG	46,469	1,247,695	0.3%
Zurich Insurance Group AG	12,509	6,054,935	1.3%
Other Securities		13,107,923	2.7%

TOTAL SWITZERLAND		44,270,487	9.1%

UNITED KINGDOM — (12.0%)
# Barclays PLC, Sponsored ADR	257,802	2,639,892	0.5%
BP PLC	536,234	3,456,370	0.7%
BP PLC, Sponsored ADR	36,678	1,422,002	0.3%
British American Tobacco PLC	99,083	2,908,707	0.6%
Glencore PLC	450,571	2,621,674	0.5%
HSBC Holdings PLC	66,473	576,185	0.1%
# HSBC Holdings PLC, Sponsored ADR	161,756	7,049,326	1.5%
Shell PLC	61,108	2,172,304	0.5%
Shell PLC, ADR	290,164	20,793,152	4.3%
Other Securities		18,424,353	3.8%

TOTAL UNITED KINGDOM		62,063,965	12.8%

UNITED STATES — (0.2%)
Other Securities		936,169	0.2%

TOTAL COMMON STOCKS		475,345,774	97.7%

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Other Securities		3,676,015	0.8%

TOTAL INVESTMENT SECURITIES (Cost $415,328,932)		479,021,789

		Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	3,288,111	38,036,870	7.8%

TOTAL INVESTMENTS—(100.0%) (Cost $453,365,848)		$517,058,659	106.3%

15

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$29,233,283	—	$29,233,283
Austria	—	628,466	—	628,466
Belgium	—	3,507,752	—	3,507,752
Canada	$50,248,211	—	—	50,248,211
Denmark	34,880	13,077,848	—	13,112,728
Finland	124,279	3,468,659	—	3,592,938
France	521,132	52,015,764	—	52,536,896
Germany	767,960	31,170,171	—	31,938,131
Hong Kong	—	7,345,558	—	7,345,558
Ireland	—	1,645,688	—	1,645,688
Israel	—	2,706,212	—	2,706,212
Italy	1,523,759	11,022,222	—	12,545,981
Japan	—	104,566,087	—	104,566,087
Netherlands	1,736,046	16,538,159	—	18,274,205
New Zealand	—	1,095,379	—	1,095,379
Norway	—	3,976,464	—	3,976,464
Portugal	—	558,723	—	558,723
Singapore	—	4,618,620	—	4,618,620
Spain	596,011	14,170,026	—	14,766,037
Sweden	6,347	11,171,447	—	11,177,794
Switzerland	12,788,605	31,481,882	—	44,270,487
United Kingdom	35,069,762	26,994,203	—	62,063,965
United States	609,141	327,028	—	936,169
Preferred Stocks
Germany	—	3,676,015	—	3,676,015
Securities Lending Collateral	—	38,036,870	—	38,036,870

Total Investments in Securities	$104,026,133	$413,032,526	—	$517,058,659

See accompanying Notes to Financial Statements.

16

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.0%)
	AUSTRALIA — (7.0%)
	Other Securities		$20,958,306	7.1%

	AUSTRIA — (1.2%)
Ω	BAWAG Group AG	9,361	558,953	0.2%
	Other Securities		3,208,812	1.1%

	TOTAL AUSTRIA		3,767,765	1.3%

	BELGIUM — (1.4%)
	Other Securities		4,165,351	1.4%

	CANADA — (10.8%)
*	Bombardier, Inc., Class B	12,248	558,014	0.2%
	Celestica, Inc.	14,897	645,052	0.2%
	Crescent Point Energy Corp.	69,179	609,467	0.2%
	Finning International, Inc.	19,206	602,555	0.2%
	PrairieSky Royalty Ltd.	29,509	562,250	0.2%
	Stella-Jones, Inc.	9,209	535,020	0.2%
	Other Securities		28,948,252	9.9%

	TOTAL CANADA		32,460,610	11.1%

	CHINA — (0.1%)
	Other Securities		279,795	0.1%

	DENMARK — (2.6%)
*	NKT AS	8,648	717,389	0.3%
	Ringkjoebing Landbobank AS	3,553	597,104	0.2%
*	Zealand Pharma AS	6,043	542,332	0.2%
	Other Securities		6,006,942	2.0%

	TOTAL DENMARK		7,863,767	2.7%

	FINLAND — (2.1%)
	Wartsila OYJ Abp	51,266	945,729	0.3%
	Other Securities		5,450,910	1.9%

	TOTAL FINLAND		6,396,639	2.2%

	FRANCE — (4.8%)
	Elis SA	24,685	554,212	0.2%
	Gaztransport Et Technigaz SA	6,705	934,544	0.3%
	Rexel SA	21,938	568,629	0.2%
	SCOR SE	24,119	786,948	0.3%
	SPIE SA	16,615	604,132	0.2%
	Other Securities		10,882,505	3.7%

	TOTAL FRANCE		14,330,970	4.9%

	GERMANY — (5.7%)
	CTS Eventim AG & Co. KGaA	6,560	580,092	0.2%
	GEA Group AG	17,583	709,650	0.3%
	Gerresheimer AG	5,211	561,209	0.2%

17

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
* LEG Immobilien SE	9,504	$806,779	0.3%
* TAG Immobilien AG	39,123	556,238	0.2%
Other Securities		14,089,903	4.7%

TOTAL GERMANY		17,303,871	5.9%

HONG KONG — (2.0%)
Other Securities		6,046,489	2.1%

IRELAND — (0.3%)
Other Securities		936,357	0.3%

ISRAEL — (1.1%)
Other Securities		3,444,796	1.2%

ITALY — (4.3%)
* Banca Monte dei Paschi di Siena SpA	165,513	798,315	0.3%
Banca Popolare di Sondrio SpA	70,355	587,799	0.2%
BPER Banca SpA	148,501	771,195	0.3%
Leonardo SpA	30,899	710,122	0.3%
Other Securities		10,096,217	3.3%

TOTAL ITALY.		12,963,648	4.4%

JAPAN — (22.5%)
Other Securities		67,683,749	23.1%

NETHERLANDS — (2.0%)
Aalberts NV	11,759	559,091	0.2%
Arcadis NV	9,292	573,864	0.2%
BE Semiconductor Industries NV	8,268	1,096,949	0.4%
Other Securities		3,871,936	1.3%

TOTAL NETHERLANDS		6,101,840	2.1%

NEW ZEALAND — (0.3%)
Other Securities		879,594	0.3%

NORWAY — (1.0%)
Other Securities		2,879,936	1.0%

PORTUGAL — (0.4%)
Other Securities		1,204,991	0.4%

SINGAPORE — (0.9%)
Other Securities		2,737,763	0.9%

SPAIN — (2.4%)
Banco de Sabadell SA	591,420	1,129,733	0.4%
Bankinter SA	84,414	667,222	0.2%
Other Securities		5,414,230	1.8%

TOTAL SPAIN		7,211,185	2.4%

SWEDEN — (2.8%)
Other Securities		8,402,243	2.9%

18

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (7.2%)
	Adecco Group AG	21,275	$744,252	0.3%
	Baloise Holding AG	5,446	822,961	0.3%
	Belimo Holding AG	1,399	647,300	0.2%
	Flughafen Zurich AG	2,650	530,532	0.2%
Ω	Galenica AG	6,980	534,098	0.2%
	Georg Fischer AG	11,602	809,767	0.3%
	Helvetia Holding AG	4,948	647,226	0.2%
	PSP Swiss Property AG	6,211	767,812	0.3%
	Siegfried Holding AG	570	544,682	0.2%
	Swiss Prime Site AG	9,061	836,628	0.3%
	Swissquote Group Holding SA	2,083	563,398	0.2%
	Other Securities		14,125,791	4.6%

	TOTAL SWITZERLAND		21,574,447	7.3%

	UNITED KINGDOM — (13.1%)
	Babcock International Group PLC	94,572	598,454	0.2%
	Beazley PLC	74,129	613,326	0.2%
	Bellway PLC	18,805	590,962	0.2%
	Burford Capital Ltd.	44,746	689,488	0.2%
	Games Workshop Group PLC	4,534	560,376	0.2%
	Hiscox Ltd.	34,829	534,137	0.2%
	Marks & Spencer Group PLC	218,052	694,701	0.3%
	Rotork PLC	131,010	526,652	0.2%
	Vistry Group PLC	53,017	787,547	0.3%
	Other Securities		33,987,047	11.5%

	TOTAL UNITED KINGDOM		39,582,690	13.5%

	UNITED STATES — (0.0%)
	Other Securities		110,915	0.0%

	TOTAL COMMON STOCKS		289,287,717	98.6%

	PREFERRED STOCKS — (0.4%)

	GERMANY — (0.4%)
	Other Securities		1,028,847	0.3%

	RIGHTS/WARRANTS — (0.0%)

	AUSTRALIA — (0.0%)
	Other Securities		957	0.0%

	GERMANY — (0.0%)
	Other Security		20	0.0%

	TOTAL RIGHTS/WARRANTS		977	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $ 283,502,306)		290,317,541

			Value†
	SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	950,222	10,992,163	3.8%

	TOTAL INVESTMENTS—(100.0%) (Cost $ 294,494,512)		$301,309,704	102.7%

19

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$20,926,262	$32,044		$20,958,306
Austria	—	3,767,765	—		3,767,765
Belgium	$76,457	4,088,894	—		4,165,351
Canada	32,460,459	151	—		32,460,610
China	248,423	31,372	—		279,795
Denmark	—	7,863,767	—		7,863,767
Finland	—	6,396,639	—		6,396,639
France	—	14,330,970	—		14,330,970
Germany	—	17,303,871	—		17,303,871
Hong Kong	—	6,042,693	3,796		6,046,489
Ireland	—	936,357	—		936,357
Israel	73,243	3,371,553	—		3,444,796
Italy	—	12,963,648	—		12,963,648
Japan	55,841	67,627,908	—		67,683,749
Netherlands	148,515	5,953,325	—		6,101,840
New Zealand	—	879,594	—		879,594
Norway	95,667	2,784,269	—		2,879,936
Portugal	—	1,204,991	—		1,204,991
Singapore	—	2,704,072	33,691		2,737,763
Spain	—	7,211,185	—		7,211,185
Sweden	12,196	8,390,047	—		8,402,243
Switzerland	—	21,574,447	—		21,574,447
United Kingdom	11,572	39,571,118	—		39,582,690
United States	8,412	102,503	—		110,915
Preferred Stocks
Germany	—	1,028,847	—		1,028,847
Rights/Warrants
Australia	—	957	—		957
Germany	—	20	—		20
Securities Lending Collateral	—	10,992,163	—		10,992,163

Total Investments in Securities	$33,190,785	$268,049,388	$69,531	<>	$301,309,704

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (15.5%)
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	6,200	$6,174,419
Amazon.com, Inc.
#	0.450%, 05/12/24	1,782	1,779,196
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.560%, FRN
(r)Ω	5.914%, 03/18/26	1,400	1,401,638
BNG Bank NV
	4.750%, 05/22/24	400	399,787
	4.625%, 07/29/24	3,000	2,992,771
Caisse d’Amortissement de la Dette Sociale
	0.375%, 05/27/24	1,550	1,544,518
CDP Financial, Inc.
	3.150%, 07/24/24	8,000	7,956,056
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.740%, 05/19/25	1,300	1,301,913
(r)Ω	5.749%, 05/19/25	850	851,251
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.753%, 07/07/25	2,118	2,119,795
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.984%, 09/12/25	3,425	3,436,391
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.094%, 03/14/25	2,500	2,510,523
(r)	6.094%, 03/14/25	1,443	1,449,074
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.054%, 07/18/25	1,041	1,045,393
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.963%, 09/12/25	5,950	5,969,421

		Face Amount	Value†
		(000)
FMS Wertmanagement
	0.375%, 05/06/24	1,600	$1,599,093
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.356%, 04/01/25	800	804,962
National Australia Bank Ltd., SOFR + 0.860%, FRN
(r)	6.213%, 06/09/25	3,500	3,518,943
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.733%, 01/12/25	1,150	1,150,928
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.108%, 05/13/25	670	672,359
Nordea Bank Abp
Ω	0.625%, 05/24/24	4,000	3,987,953
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	400	392,632
OMERS Finance Trust
	2.500%, 05/02/24	2,000	2,000,000
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24	2,000	1,989,124

TOTAL BONDS			57,048,140

U.S. TREASURY OBLIGATIONS — (32.2%)
U.S. Treasury Bills
∞	4.840%, 05/23/24	3,000	2,990,320
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	5.491%, 10/31/25	28,750	28,783,275
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	5.566%, 01/31/26	9,750	9,771,418
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.446%, 07/31/25	31,350	31,363,703

21

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.490%, 04/30/25	32,905	$32,939,705
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.521%, 01/31/25	12,745	12,759,631

TOTAL U.S. TREASURY OBLIGATIONS			118,608,052

COMMERCIAL PAPER — (49.6%)
Australia & New Zealand Banking Group Ltd.
Ω	5.735%, 05/15/24	1,250	1,247,225
Ω	5.781%, 05/15/24	1,250	1,247,226
Ω	5.437%, 05/16/24	5,000	4,988,160
Ω	5.452%, 07/01/24	500	495,429
Ω	5.501%, 07/16/24	1,000	988,667
Caisse d’Amortissement de la Dette Sociale
Ω	5.517%, 08/28/24	1,825	1,792,150
Ω	5.507%, 09/17/24	6,625	6,485,360
Caisse des Depots et Consignations
Ω	5.663%, 05/02/24	3,600	3,598,939
Ω	5.609%, 05/13/24	1,800	1,796,563
Ω	5.443%, 06/20/24	2,000	1,984,952
Ω	5.494%, 06/25/24	1,500	1,487,596
Ω	5.462%, 08/05/24	1,500	1,478,498
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24	1,625	1,616,388
Cisco Systems, Inc.
Ω	5.466%, 05/20/24	1,450	1,445,654
Ω	5.467%, 05/29/24	1,575	1,568,155
Ω	5.469%, 06/06/24	750	745,840
Ω	5.476%, 06/11/24	3,650	3,627,016
Ω	5.482%, 06/21/24	2,925	2,902,188
Commonwealth Bank of Australia
Ω	5.525%, 09/16/24	1,000	979,705
Cooperatieve Rabobank UA
	5.618%, 06/04/24	945	940,151
	5.487%, 05/03/24	1,000	999,559
DBS Bank Ltd.
Ω	5.446%, 05/14/24	1,450	1,446,997
Ω	5.517%, 08/21/24	3,000	2,949,432

		Face Amount	Value†
		(000)
DNB Bank ASA
Ω	5.596%, 05/28/24	2,000	$1,991,776
Ω	5.704%, 06/17/24	3,000	2,978,862
Ω	5.444%, 06/28/24	250	247,836
Ω	5.451%, 06/28/24	2,000	1,982,686
Ω	5.460%, 06/28/24	3,500	3,469,701
Erste Abwicklungsanstalt
Ω	5.440%, 05/15/24	2,750	2,743,896
Ω	5.431%, 05/22/24	3,450	3,438,756
Ω	5.456%, 06/14/24	3,650	3,625,340
Export Development Canada
	5.473%, 07/23/24	4,500	4,444,938
	5.475%, 07/25/24	4,500	4,443,641
	5.464%, 07/26/24	1,750	1,727,831
Johnson & Johnson
Ω	5.433%, 07/08/24	1,000	989,801
L’Oreal USA, Inc.
Ω	5.483%, 07/25/24	2,450	2,418,302
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.785%, 05/20/24	697	694,940
Ω	5.787%, 05/23/24	1,304	1,299,565
Ω	5.788%, 05/23/24	2,850	2,840,306
Ω	5.521%, 08/12/24	1,604	1,579,299
Ω	5.522%, 08/13/24	1,325	1,304,402
Ω	5.526%, 08/14/24	500	492,154
Ω	5.549%, 09/24/24	2,500	2,445,875
Microsoft Corp.
Ω	5.419%, 05/28/24	7,300	7,269,975
National Australia Bank Ltd.
Ω	5.903%, 05/07/24	1,250	1,248,717
Ω	5.879%, 05/06/24	2,000	1,998,241
National Securities Clearing Corp.
Ω	5.451%, 05/10/24	5,050	5,042,533
Ω	5.444%, 05/14/24	3,000	2,993,786
Nederlandse Waterschapsbank NV
Ω	5.429%, 05/17/24	4,550	4,538,529
Ω	5.438%, 05/17/24	1,800	1,795,462
Ω	5.443%, 07/11/24	2,250	2,226,105
NRW Bank
Ω	5.449%, 06/03/24	4,925	4,900,295
Ω	5.466%, 07/15/24	2,750	2,719,022
Province of Alberta
Ω	5.455%, 06/18/24	2,750	2,730,016
PSP Capital, Inc.
Ω	5.731%, 05/13/24	2,200	2,195,775
Ω	5.443%, 06/13/24	3,500	3,477,353
Ω	5.456%, 07/19/24	1,000	988,193
Ω	5.462%, 07/23/24	850	839,472

22

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Queensland Treasury Corp.
	5.532%, 10/16/24	3,700	$3,608,226
Sanofi SA
Ω	5.473%, 07/26/24	3,875	3,824,825
Ω	5.469%, 07/10/24	4,025	3,982,552
Ω	5.478%, 07/17/24	1,250	1,235,505
Ω	5.483%, 07/17/24	1,275	1,260,215
Siemens Capital Co. LLC
Ω	5.430%, 05/31/24	3,600	3,583,598
Ω	5.432%, 05/31/24	1,000	995,444
Ω	5.461%, 07/31/24	835	823,733
Ω	5.467%, 07/31/24	2,600	2,564,917
Ω	5.464%, 07/31/24	1,100	1,085,157
Svensk Exportkredit AB
	5.423%, 05/02/24	1,000	999,706
Svenska Handelsbanken AB
Ω	5.516%, 10/08/24	1,650	1,611,102
Toronto-Dominion Bank
Ω	5.913%, 05/09/24	700	699,070
Ω	5.455%, 05/06/24	3,600	3,596,811
Ω	5.466%, 06/10/24	4,000	3,975,875
Ω	5.486%, 07/01/24	1,250	1,238,557
United Overseas Bank Ltd.
Ω	5.721%, 05/16/24	2,500	2,494,069
Ω	5.424%, 05/16/24	1,100	1,097,390

		Face Amount	Value†
		(000)
Ω	5.472%, 07/18/24	3,500	$3,458,679
Ω	5.486%, 07/23/24	3,500	3,456,063
Westpac Banking Corp.
Ω	5.445%, 05/17/24	500	498,761

TOTAL COMMERCIAL PAPER (Cost $183,054,195)			183,025,486

TOTAL INVESTMENT SECURITIES (Cost $358,556,590)			358,681,678

		Shares
TEMPORARY CASH INVESTMENTS — (2.2%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	8,200,893	8,200,893

SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	157,434	1,821,195

TOTAL INVESTMENTS — (100.0%) (Cost $368,578,565)			$368,703,766

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$57,048,140	—	$57,048,140
U.S. Treasury Obligations	—	118,608,052	—	118,608,052
Commercial Paper	—	183,025,486	—	183,025,486
Temporary Cash Investments	$8,200,893	—	—	8,200,893
Securities Lending Collateral	—	1,821,195	—	1,821,195

Total Investments in Securities	$8,200,893	$360,502,873	—	$368,703,766

See accompanying Notes to Financial Statements.

23

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (52.1%)
AUSTRALIA — (9.8%)
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	500	$320,615
	4.050%, 05/12/25	AUD	700	449,817
(r)	SOFR + 0.750%, FRN, 6.104%, 07/03/25		200	200,804
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	3M Swap + 0.920%, FRN, 5.269%, 11/04/25	AUD	2,000	1,304,029
(r)Ω	SOFR + 0.560%, FRN, 5.914%, 03/18/26		4,646	4,651,436
(r)	3M Swap + 0.830%, FRN, 5.174%, 03/31/26	AUD	1,500	976,540
(r)	3M Swap + 0.800%, FRN, 5.149%, 02/05/27	AUD	500	324,893
(r)	3M Swap + 0.970%, FRN, 5.317%, 05/12/27	AUD	500	326,244
(r)	3M Swap + 1.200%, FRN, 5.549%, 11/04/27	AUD	500	328,556
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	1,500	963,532
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.094%, 03/14/25		943	946,969
(r)Ω	SOFR + 0.400%, FRN, 5.753%, 07/07/25		1,630	1,631,381
(r)	3M Swap + 0.800%, FRN, 5.140%, 08/18/25	AUD	1,000	650,733
(r)	3M Swap + 0.900%, FRN, 5.255%, 01/13/26	AUD	2,500	1,629,172

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.750%, FRN, 6.103%, 03/13/26		300	$301,548
(r)	3M Swap + 0.750%, FRN, 5.090%, 08/17/26	AUD	500	324,899
(r)	3M Swap + 0.700%, FRN, 5.055%, 01/14/27	AUD	1,000	648,131
(r)	3M Swap + 1.150%, FRN, 5.505%, 01/13/28	AUD	1,500	983,473
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	800	852,273
	2.350%, 02/25/25	AUD	500	317,432
	3.900%, 05/30/25	AUD	2,000	1,282,592
(r)	3M Swap + 0.850%, FRN, 5.188%, 11/16/26	AUD	500	325,425
	2.900%, 02/25/27	AUD	500	306,215
(r)	3M Swap + 0.720%, FRN, 5.056%, 02/25/27	AUD	500	324,224
(r)	3M Swap + 1.000%, FRN, 5.347%, 05/12/28	AUD	500	325,998
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.380%, FRN, 5.733%, 01/12/25		250	250,202
(r)	3M Swap + 0.770%, FRN, 5.137%, 01/21/25	AUD	700	454,843
(r)Ω	SOFR + 0.760%, FRN, 6.108%, 05/13/25		1,460	1,465,141
(r)	3M Swap + 0.900%, FRN, 5.240%, 05/30/25	AUD	2,500	1,628,385
(r)	3M Swap + 0.920%, FRN, 5.256%, 11/25/25	AUD	1,500	978,221
(r)	3M Swap + 0.780%, FRN, 5.127%, 05/12/26	AUD	1,000	650,269

24

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^
			(000)	Value†
AUSTRALIA — (Continued)
(r)	3M Swap + 1.200%, FRN, 5.536%, 11/25/27	AUD	500	$328,401
Westpac Banking Corp.
	2.700%, 03/17/25	AUD	700	445,169
(r)	3M Swap + 0.750%, FRN, 5.097%, 08/10/26	AUD	1,500	974,379
(r)	3M Swap + 0.700%, FRN, 5.112%, 01/25/27	AUD	500	323,942
(r)	3M Swap + 0.980%, FRN, 5.318%, 02/16/28	AUD	500	325,883
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.880%, FRN, 5.218%, 08/16/24	AUD	100	64,888
(r)	3M Swap + 0.690%, FRN, 5.044%, 03/17/25	AUD	1,200	779,504
(r)	3M Swap + 0.800%, FRN, 5.147%, 08/11/25	AUD	2,500	1,626,651
(r)	3M Swap + 0.950%, FRN, 5.297%, 11/11/25	AUD	500	326,123
(r)	3M Swap + 0.750%, FRN, 5.088%, 02/16/26	AUD	1,000	650,094
(r)	3M Swap + 1.230%, FRN, 5.577%, 11/11/27	AUD	1,500	985,715

TOTAL AUSTRALIA				32,954,741

AUSTRIA — (0.2%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		600	588,948

BELGIUM — (1.3%)
Dexia SA
Δ	0.000%, 05/29/24	EUR	800	851,343
	0.500%, 07/16/24		3,500	3,463,688
Kigdom of Belgium Government Bonds
	2.600%, 06/22/24	EUR	100	106,496

TOTAL BELGIUM				4,421,527

			Face Amount^
			(000)	Value†
CANADA — (13.6%)
Bank of Montreal
	2.700%, 09/11/24	CAD	300	$216,024
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	2,600	1,880,389
Canada Government Bonds
	1.500%, 05/01/24	CAD	2,800	2,033,720
	2.500%, 06/01/24	CAD	2,875	2,083,537
	2.750%, 08/01/24	CAD	2,000	1,444,855
Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	4,650	3,367,969
CDP Financial, Inc., Floating Rate Note,
(r)	SOFR + 0.400%, FRN, 5.740%, 05/19/25		300	300,442
(r)Ω	SOFR + 0.400%, FRN, 5.749%, 05/19/25		2,200	2,203,238
CPPIB Capital, Inc.
	0.750%, 06/15/24	CAD	1,000	722,457
	0.375%, 06/20/24	EUR	2,900	3,080,676
Ω	0.500%, 09/16/24		5,502	5,401,110
(r)Ω	SOFR + 1.250%, FRN, 6.603%, 03/11/26		850	864,978
OMERS Finance Trust
	2.500%, 05/02/24		290	290,000
Province of Alberta
	3.100%, 06/01/24	CAD	1,300	942,669
	1.875%, 11/13/24		4,500	4,415,063
Province of Manitoba
	3.300%, 06/02/24	CAD	1,000	725,275
Province of Ontario
	3.200%, 05/16/24		300	299,730
	3.500%, 06/02/24	CAD	7,300	5,294,720
	0.375%, 06/14/24	EUR	600	637,689
	2.300%, 09/08/24	CAD	2,500	1,798,878
Province of Quebec
	3.750%, 09/01/24	CAD	3,300	2,386,648
Province of Saskatchewan
	3.200%, 06/03/24	CAD	1,100	797,587
Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	6,400	4,629,348

TOTAL CANADA				45,817,002

DENMARK — (0.2%)
Kommunekredit
	2.000%, 06/25/24	GBP	600	746,017

25

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^
			(000)	Value†
	FINLAND — (1.0%)
	Finnvera OYJ 1.625%, 10/23/24		500	$490,861
	Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.353%, 07/15/26		1,900	1,925,612
	Nordea Bank Abp, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.095%, 03/19/27		1,025	1,027,579

	TOTAL FINLAND			3,444,052

	FRANCE — (1.7%)
	Agence Francaise de Developpement EPIC
	3.125%, 06/30/24		600	597,524
	Caisse d’Amortissement de la Dette Sociale
	0.375%, 05/27/24		1,000	996,463
	Caisse des Depots et Consignations, Floating Rate Note, SOFR + 0.340%, FRN
(r)	5.687%, 05/03/26		3,200	3,196,000
	French Republic Government Bonds OAT
	2.250%, 05/25/24	EUR	300	319,776
	Unedic Asseo
	2.375%, 05/25/24	EUR	600	639,556

	TOTAL FRANCE			5,749,319

GERMANY — (1.5%)
	Kreditanstalt fuer Wiederaufbau
	0.875%, 07/18/24	GBP	100	123,806
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	2.000%, 07/23/24		3,181	3,155,126
	Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	500	318,838
	4.250%, 01/09/25	AUD	1,000	646,145
	State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	700	850,697

	TOTAL GERMANY			5,094,612

NETHERLANDS — (2.0%)
	BNG Bank NV
	0.250%, 06/07/24	EUR	700	744,354
	4.625%, 07/29/24		900	897,831

			Face Amount^
			(000)	Value†
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
(r)	3M Swap + 0.880%, FRN, 5.217%, 05/22/26	AUD	500	$325,049
(r)	3M Swap + 1.150%, FRN, 5.483%, 11/21/28	AUD	1,250	815,281
(r)	3M Swap + 1.030%, FRN, 5.366%, 02/26/29	AUD	500	324,430
Cooperatieve Rabobank UA, Floating Rate Note,
(r)	SOFR + 0.700%, FRN, 6.054%, 07/18/25		1,109	1,113,680
(r)	3M Swap + 1.180%, FRN, 5.543%, 01/19/28	AUD	2,000	1,308,484
Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	950	1,164,233

TOTAL NETHERLANDS				6,693,342

NEW ZEALAND — (0.1%)
New Zealand Government Bonds
	0.500%, 05/15/24	NZD	600	352,924

NORWAY — (1.3%)
Kommunalbanken AS
	2.000%, 06/19/24		500	497,645
	1.000%, 10/18/24	CAD	2,000	1,426,100
	4.250%, 07/16/25	AUD	500	322,167
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.353%, 06/17/26		2,000	2,026,266

TOTAL NORWAY				4,272,178

SINGAPORE — (1.1%)
DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.850%, FRN
(r)	5.204%, 06/16/25	AUD	500	325,219
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.963%, 09/12/25		2,000	2,006,528

26

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^
			(000)	Value†
SINGAPORE — (Continued)
	United Overseas Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.350%, FRN, 4.683%, 05/20/24	AUD	500	$323,897
(r)	3M Swap + 0.590%, FRN, 5.001%, 10/27/25	AUD	1,600	1,037,614

	TOTAL SINGAPORE			3,693,258

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.8%)
	African Development Bank
	4.000%, 01/10/25	AUD	500	322,281
	Asian Development Bank
	0.375%, 06/11/24		600	596,675
	3.750%, 03/12/25	AUD	1,000	643,393
	Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.350%, 08/27/26		1,842	1,867,309
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	500	300,683
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.968%, 08/16/27		3,000	3,015,570
	European Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.190%, FRN, 5.544%, 04/14/26		204	203,876
(r)	SOFR + 0.330%, FRN, 5.679%, 02/20/28		4,240	4,241,950
	European Financial Stability Facility
	1.750%, 06/27/24	EUR	1,647	1,752,086
	European Investment Bank
	0.375%, 07/24/24		500	494,194
	0.750%, 09/09/24	NOK	15,000	1,331,359
	SOFR + 1.000%, FRN, 6.350%,
(r)Ω	05/21/28		900	921,815
	Inter-American Development Bank
	1.700%, 10/10/24	CAD	700	501,148

			Face Amount^
			(000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.170%, FRN, 5.523%, 09/16/26		1,000	$998,130
(r)	SOFR + 0.280%, FRN, 5.633%, 04/12/27		127	126,806
(r)	SOFR + 0.350%, FRN, 5.705%, 10/04/27		2,671	2,671,097
(r)	SOFR + 0.270%, FRN, 5.623%, 03/20/28		1,400	1,394,831
(r)	SOFR + 0.350%, FRN, 5.705%, 10/05/28		4,220	4,216,838
International Bank for Reconstruction & Development
	1.800%, 07/26/24	CAD	5,893	4,247,806
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.180%, FRN, 5.534%, 06/15/26		1,000	999,110
(r)	SOFR + 0.370%, FRN, 5.723%, 01/12/27		1,450	1,453,307
(r)	SOFR + 0.430%, FRN, 5.779%, 08/19/27		1,474	1,480,471
International Finance Corp.
	1.375%, 09/13/24	CAD	2,130	1,526,470
Nordic Investment Bank
	1.500%, 03/13/25	NOK	2,000	175,098
Nordic Investment Bank, Floating Rate Note,
	SOFR + 1.000%, FRN
(r)	6.348%, 05/12/26		650	659,095

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				36,141,398

SWEDEN — (4.8%)
Kommuninvest I Sverige AB
Ω	1.375%, 05/08/24		3,200	3,197,810
Ω	2.875%, 07/03/24		1,183	1,177,582

27

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^
			(000)	Value†
SWEDEN — (Continued)
	1.000%, 10/02/24	SEK	19,000	$1,703,611
	1.000%, 05/12/25	SEK	14,000	1,237,344
Svensk Exportkredit AB
#	0.375%, 07/30/24		3,000	2,962,246
	3.625%, 09/03/24		2,100	2,085,405
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.347%, 08/03/26		1,330	1,350,816
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24		1,250	1,243,202
	0.125%, 06/18/24	EUR	1,000	1,061,848

TOTAL SWEDEN				16,019,864

UNITED STATES — (2.7%)
Bank of America NA, Floating Rate Note, SOFR + 1.020%, FRN
(r)	6.370%, 08/18/26		250	253,495
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	2,100	2,228,212
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r)	6.520%, 10/30/26		500	507,197
Roche Holdings, Inc.
#Ω	3.350%, 09/30/24		2,000	1,981,612
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.088%, 11/13/26		600	603,838
Shell International Finance BV
	0.500%, 05/11/24	EUR	400	426,547
	0.750%, 05/12/24	EUR	2,800	2,985,711

TOTAL UNITED STATES				8,986,612

TOTAL BONDS				174,975,794

U.S. TREASURY OBLIGATIONS — (15.1%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25		29,500	29,534,143
(r)	3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26		21,000	21,046,130

TOTAL U.S. TREASURY OBLIGATIONS				50,580,273

		Face Amount^
		(000)	Value†
COMMERCIAL PAPER — (30.1%)
AUSTRALIA — (0.2%)
Australia & New Zealand Banking Group Ltd.
Ω	5.452%, 07/01/24	500	$495,429

CANADA — (4.0%)
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24	1,250	1,243,375
Export Development Canada
	5.475%, 07/25/24	1,000	987,476
PSP Capital, Inc.
Ω	5.477%, 07/15/24	4,000	3,955,087
Ω	5.472%, 07/16/24	1,000	988,627
Ω	5.462%, 07/23/24	1,400	1,382,661
Toronto-Dominion Bank
Ω	5.458%, 06/13/24	3,500	3,477,335
Ω	5.472%, 06/17/24	1,500	1,489,397

TOTAL CANADA			13,523,958

FRANCE — (7.6%)
Caisse d’Amortissement de la Dette Sociale
Ω	5.467%, 07/03/24	3,500	3,466,591
Ω	5.467%, 07/08/24	3,500	3,463,902
Ω	5.477%, 07/09/24	1,250	1,236,916
Caisse des Depots et Consignations
Ω	5.434%, 05/31/24	1,000	995,444
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.521%, 08/12/24	917	902,879
Ω	5.522%, 08/13/24	725	713,729
Ω	5.526%, 08/14/24	500	492,154
Ω	5.528%, 08/20/24	1,500	1,475,148
Ω	5.524%, 08/26/24	1,000	982,558
Ω	5.550%, 09/18/24	2,000	1,958,436
Sanofi SA
Ω	5.457%, 06/13/24	3,600	3,576,486
Ω	5.457%, 07/10/24	800	791,563
Ω	5.461%, 07/10/24	1,500	1,484,181
Ω	5.492%, 07/17/24	4,000	3,953,616

TOTAL FRANCE			25,493,603

GERMANY — (0.9%)
Erste Abwicklungsanstalt
Ω	5.429%, 06/21/24	3,000	2,976,346

28

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^
		(000)	Value†
NETHERLANDS — (2.7%)
Cooperatieve Rabobank UA
	5.618%, 06/04/24	2,100	$2,089,224
Nederlandse Waterschapsbank NV
Ω	5.452%, 07/24/24	7,000	6,912,238

TOTAL NETHERLANDS			9,001,462

NORWAY — (1.2%)
DNB Bank ASA
Ω	5.892%, 05/16/24	1,000	997,651
Ω	5.789%, 05/09/24	2,500	2,496,697
Ω	5.460%, 06/28/24	450	446,104

TOTAL NORWAY			3,940,452

SINGAPORE — (4.7%)
DBS Bank Ltd.
Ω	5.456%, 05/28/24	3,000	2,987,544
Ω	5.482%, 06/18/24	3,000	2,978,180
Ω	5.520%, 08/01/24	1,500	1,479,315
United Overseas Bank Ltd.
Ω	5.472%, 07/18/24	3,000	2,964,582
Ω	5.486%, 07/23/24	2,500	2,468,617
Ω	5.543%, 08/27/24	3,000	2,946,648

TOTAL SINGAPORE			15,824,886

UNITED STATES — (8.8%)
Bank of Montreal
	5.817%, 05/16/24	2,500	2,494,091
Caisse des Depots et Consignations
Ω	5.590%, 05/15/24	3,100	3,093,184
Ω	5.431%, 06/25/24	1,725	1,710,735
Ω	5.472%, 07/31/24	750	739,803
Cisco Systems, Inc.
Ω	5.483%, 06/05/24	3,500	3,481,110
Ω	5.469%, 06/06/24	5,000	4,972,265

			Face Amount^
			(000)	Value†
UNITED STATES — (Continued)
Ω	5.476%, 06/11/24		1,400	$1,391,184
L’Oreal USA, Inc.
Ω	5.484%, 08/08/24		500	492,471
National Securities Clearing Corp.
Ω	5.451%, 05/10/24		2,250	2,246,673
Ω	5.677%, 05/07/24		850	849,121
Ω	5.473%, 06/12/24		1,250	1,241,868
NRW Bank
Ω	5.449%, 06/03/24		1,000	994,984
Ω	5.452%, 06/05/24		3,000	2,984,064
Ω	5.468%, 06/10/24		3,000	2,981,845

TOTAL UNITED STATES				29,673,398

TOTAL COMMERCIAL PAPER (Cost $100,947,073)				100,929,534

FOREIGN SOVEREIGN OBLIGATIONS — (2.6%)
SINGAPORE — (2.6%)
Monetary Authority of Singapore Bills
(r)	3.870%, 05/10/24	SGD	4,000	2,927,468
(r)	3.831%, 05/17/24	SGD	8,000	5,850,552

TOTAL SINGAPORE				8,778,020

TOTAL INVESTMENT SECURITIES (Cost $337,130,424)				335,263,621

			Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund		34,556	399,744

TOTAL INVESTMENTS — (100.0%) (Cost $337,530,168)				$335,663,365

As of April 30, 2024, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,184,350	AUD	1,787,529	Citibank, N.A.	05/02/24	$26,389
USD	3,072,092	NZD	5,148,694	Morgan Stanley and Co. International	05/02/24	38,225
USD	13,367,357	AUD	20,510,267	State Street Bank and Trust	05/02/24	80,804
USD	2,974,895	SGD	3,997,360	Citibank, N.A.	05/10/24	45,600

29

VA GLOBAL BOND PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,572,390	NOK	16,782,031	Morgan Stanley and Co. International	05/10/24	$61,377
USD	11,822,411	SGD	16,001,880	State Street Bank and Trust	05/10/24	96,114
USD	15,611,511	AUD	23,907,623	Bank of New York Mellon	05/13/24	119,017
USD	2,917,685	GBP	2,330,906	Citibank, N.A.	05/28/24	4,719
USD	357,149	NZD	600,474	Citibank, N.A.	05/31/24	3,322
USD	14,489,550	AUD	22,167,407	State Street Bank and Trust	05/31/24	116,890
USD	2,377,586	SEK	25,434,292	Royal Bank of Scotland	07/02/24	63,337
EUR	3,056,811	USD	3,265,888	Morgan Stanley and Co. International	07/03/24	4,727
USD	11,046,209	EUR	10,155,865	Royal Bank of Scotland	07/03/24	180,007
USD	4,618,918	CAD	6,320,362	Citibank, N.A.	07/10/24	22,478
USD	14,119,995	CAD	19,298,898	UBS AG	07/10/24	85,007
USD	657,685	SEK	7,108,458	Citibank, N.A.	07/12/24	10,575
USD	2,935,226	CAD	4,016,549	Societe Generale	07/12/24	14,114
USD	15,019,076	CAD	20,610,278	State Street Bank and Trust	07/12/24	29,855
USD	8,946,500	EUR	8,315,155	UBS AG	07/24/24	41,122

Total Appreciation						$1,043,679

NZD	4,549,693	USD	2,691,491	Australia and New Zealand Bank	05/02/24	$(10,586)
NZD	599,001	USD	356,280	Citibank, N.A.	05/02/24	(3,319)
AUD	22,297,796	USD	14,562,022	State Street Bank and Trust	05/02/24	(117,506)
SGD	8,009,360	USD	5,889,413	Morgan Stanley and Co. International	05/10/24	(20,094)
EUR	616,862	USD	672,113	Citibank, N.A.	07/03/24	(12,105)

Total (Depreciation)						$(163,610)

Total Appreciation (Depreciation)						$880,069

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$32,954,741	—	$32,954,741
Austria	—	588,948	—	588,948
Belgium	—	4,421,527	—	4,421,527
Canada	—	45,817,002	—	45,817,002
Denmark	—	746,017	—	746,017
Finland	—	3,444,052	—	3,444,052
France	—	5,749,319	—	5,749,319
Germany	—	5,094,612	—	5,094,612
Netherlands	—	6,693,342	—	6,693,342
New Zealand	—	352,924	—	352,924
Norway	—	4,272,178	—	4,272,178
Singapore	—	3,693,258	—	3,693,258
Supranational Organization Obligations	—	36,141,398	—	36,141,398
Sweden	—	16,019,864	—	16,019,864
United States	—	8,986,612	—	8,986,612
U.S. Treasury Obligations	—	50,580,273	—	50,580,273
Commercial Paper	—	100,929,534	—	100,929,534

30

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Foreign Sovereign Obligations	—	$8,778,020	—	$8,778,020
Securities Lending Collateral	—	399,744	—	399,744

Total Investments in Securities	—	$335,663,365	—	$335,663,365

Financial Instruments
Assets
Forward Currency Contracts**	—	1,043,679	—	1,043,679
Liabilities
Forward Currency Contracts**	—	(163,610)	—	(163,610)

Total Financial Instruments	—	$880,069	—	$880,069

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Face Amount±
	(000)	Value†
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Inflation-Indexed Bonds 3.625%, 04/15/28	14,564	$15,242,755
2.500%, 01/15/29	17,991	18,168,420
3.875%, 04/15/29	15,551	16,698,254
3.375%, 04/15/32	11,397	12,285,551
2.125%, 02/15/40	8,613	8,327,449
2.125%, 02/15/41	8,359	8,075,911
0.750%, 02/15/42	6,591	4,994,253
0.625%, 02/15/43	5,398	3,927,067
1.375%, 02/15/44	1,331	1,107,300
U.S. Treasury Inflation-Indexed Notes 0.750%, 07/15/28	18,726	17,619,617
0.875%, 01/15/29	19,906	18,665,040
0.250%, 07/15/29	2,001	1,813,469
0.125%, 01/15/30	19,837	17,594,176
0.125%, 07/15/30	3,872	3,413,375
0.125%, 01/15/31	13,962	12,130,366
0.125%, 07/15/31	13,833	11,934,456
0.125%, 01/15/32	15,670	13,322,105
1.125%, 01/15/33	3,125	2,841,614
1.375%, 07/15/33	1,532	1,422,578

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 209,360,649)		189,583,756

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.250%	534,921	534,921

TOTAL INVESTMENTS — (100.0%) (Cost $ 209,895,570)		$190,118,677

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$189,583,756	—	$189,583,756
Temporary Cash Investments	$534,921	—	—	534,921

Total Investments in Securities	$534,921	$189,583,756	—	$190,118,677

See accompanying Notes to Financial Statements.

32

VA GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,900,084	$64,507,853
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,804,544	25,942,028
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,622,692	25,938,424
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	609,662	23,112,270
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,479,062	23,043,788
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	472,053	10,928,029
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,055,380	10,395,499
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	1,017,060	10,394,349
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	137,639	4,765,070
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	188,918	2,705,303
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	55,831	1,988,686
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	203,359	707,691

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $149,155,466)		$204,428,990

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $87,531)	87,531	87,531

TOTAL INVESTMENTS — (100.0%) (Cost $149,242,997)		$204,516,521

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$204,428,990	—	—	$204,428,990
Temporary Cash Investments	87,531	—	—	87,531

Total Investments in Securities	$204,516,521	—	—	$204,516,521

See accompanying Notes to Financial Statements.

33

VA EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,250,400	$47,402,658
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,135,028	37,932,654
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	967,411	21,321,734
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,346,480	20,978,152
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	590,058	13,659,836
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	341,444	11,820,797
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	542,189	6,484,584
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	337,959	4,839,571
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	68,855	2,452,600
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	257,751	896,974

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,199,731)		$167,789,560

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$167,789,560	—	—	$167,789,560

Total Investments in Securities	$167,789,560	—	—	$167,789,560

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio*	VA U.S. Large Value Portfolio*	VA International Value Portfolio*	VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $29,548, $1,737, $39,319 and $18,013 of securities on loan, respectively)	$622,765	$705,663	$479,022	$290,318
Temporary Cash Investments at Value & Cost	550	682	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $23,994, $1,260, $38,037 and $10,992, respectively)	23,995	1,260	38,037	10,992
Foreign Currencies at Value	—	—	532	292
Cash	—	—	455	273
Receivables:
Investment Securities Sold	1,056	1,206	1,782	891
Dividends and Interest	261	745	3,738	1,968
Securities Lending Income	5	—	42	24
Fund Shares Sold	894	359	1,897	29
Unrealized Gain on Foreign Currency Contracts	—	—	3	1
Prepaid Expenses and Other Assets	—	—	—	1

Total Assets	649,526	709,915	525,508	304,789

LIABILITIES:
Payables:
Upon Return of Securities Loaned	23,990	1,260	38,035	10,997
Investment Securities Purchased	—	444	959	54
Fund Shares Redeemed	118	433	59	180
Due to Advisor	141	112	100	85
Line of Credit	2	2	—	—
Accrued Expenses and Other Liabilities	29	22	29	44

Total Liabilities	24,280	2,273	39,182	11,360

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$625,246	$707,642	$486,326	$293,429

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	28,366,544	20,442,103	33,971,217	24,525,803

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.04	$34.62	$14.32	$11.96

Investment Securities at Cost	$521,551	$449,150	$415,329	$283,502

Foreign Currencies at Cost	$—	$—	$535	$296

NET ASSETS CONSIST OF:
Paid-In Capital	$494,753	$427,842	$415,462	$285,690
Total Distributable Earnings (Loss)	130,493	279,800	70,864	7,739

NET ASSETS	$625,246	$707,642	$486,326	$293,429

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA Short- Term Fixed Portfolio*	VA Global Bond Portfolio*	VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $1,782, $395 and $0 of securities on loan, respectively)	$358,682	$335,264	$189,584
Temporary Cash Investments at Value & Cost	8,201	—	535
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,821, $400 and $0, respectively)	1,821	400	—
Foreign Currencies at Value	—	47	—
Cash	—	6,665	—
Receivables:
Dividends and Interest	569	1,317	435
Fund Shares Sold	428	143	12
Unrealized Gain on Forward Currency Contracts	—	1,044	—

Total Assets	369,701	344,880	190,566

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,821	403	—
Investment Securities Purchased	6,794	5,477	—
Fund Shares Redeemed	466	54	850
Due to Advisor	30	52	14
Unrealized Loss on Forward Currency Contracts	—	164	—
Accrued Expenses and Other Liabilities	17	26	9

Total Liabilities	9,128	6,176	873

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$360,573	$338,704	$189,693

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	35,272,792	34,258,850	21,289,488

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.22	$9.89	$8.91

Investment Securities at Cost	$358,557	$337,130	$209,361

Foreign Currencies at Cost	$—	$47	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$358,818	$365,235	$227,504
Total Distributable Earnings (Loss)	1,755	(26,531)	(37,811)

NET ASSETS	$360,573	$338,704	$189,693

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA Global Moderate Allocation Portfolio	VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$204,429	$167,790
Temporary Cash Investments at Value & Cost	88	—
Cash	—	1,106
Receivables:
Dividends and Interest	1	—
Fund Shares Sold	—	85

Total Assets	204,518	168,981

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	1,008
Fund Shares Redeemed	5	1
Due to Advisor	13	13
Accrued Expenses and Other Liabilities	7	2

Total Liabilities	25	1,024

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$204,493	$167,957

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	13,129,053	11,420,346

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.58	$14.71

Investments in Affiliated Investment Companies at Cost	$149,155	$132,200

NET ASSETS CONSIST OF:
Paid-In Capital	$149,880	$133,638
Total Distributable Earnings (Loss)	54,613	34,319

NET ASSETS	$204,493	$167,957

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio#	VA U.S. Large Value Portfolio#	VA International Value Portfolio#	VA International Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7, $0, $1,020 and $424, respectively)	$5,795	$8,132	$9,059	$3,963
Income from Securities Lending, Net	51	16	122	137

Total Investment Income	5,846	8,148	9,181	4,100

Expenses
Investment Management Fees	824	648	580	498
Accounting & Transfer Agent Fees	9	9	8	10
Custodian Fees	9	5	21	27
Shareholders’ Reports	14	12	13	12
Directors’/Trustees’ Fees & Expenses	2	2	2	1
Professional Fees	5	5	4	3
Other	9	15	10	11

Total Expenses	872	696	638	562

Net Expenses	872	696	638	562

Net Investment Income (Loss)	4,974	7,452	8,543	3,538

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	27,211	18,643	3,777	3,569
Affiliated Investment Companies Shares Sold	2	—	2	1
Futures	—	34	(8)	—
Foreign Currency Transactions	—	—	12	52
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	65,287	98,382	61,367	35,491
Affiliated Investment Companies Shares	1	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(39)	(30)

Net Realized and Unrealized Gain (Loss)	92,501	117,059	65,111	39,083

Net Increase (Decrease) in Net Assets Resulting from Operations	$97,475	$124,511	$73,654	$42,621

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	VA Short- Term Fixed Portfolio#	VA Global Bond Portfolio#	VIT Inflation- Protected Securities Portfolio
Investment Income
Interest	$9,198	$7,633	$2,656
Income from Securities Lending, Net	10	—	—

Total Investment Income	9,208	7,633	2,656

Expenses
Investment Management Fees	177	315	87
Accounting & Transfer Agent Fees	9	17	3
Custodian Fees	3	6	1
Shareholders’ Reports	12	10	10
Directors’/Trustees’ Fees & Expenses	2	1	1
Professional Fees	3	3	2
Other	3	4	2

Total Expenses	209	356	106

Net Expenses	209	356	106

Net Investment Income (Loss)	8,999	7,277	2,550

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	54	1,261	(4,336)
Foreign Currency Transactions	—	61	—
Forward Currency Contracts	—	(2,193)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	793	2,729	9,103
Translation of Foreign Currency-Denominated Amounts	—	16	—
Forward Currency Contracts	—	163	—

Net Realized and Unrealized Gain (Loss)	847	2,037	4,767

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,846	$9,314	$7,317

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio*	VA Equity Allocation Portfolio*
Investment Income
Investment Income
Dividends	$4	$5
Income Distributions Received from Affiliated Investment Companies	3,664	1,765

Total Investment Income	3,668	1,770

Expenses
Investment Management Fees	227	191
Custodian Fees	—	1
Shareholders’ Reports	7	4
Professional Fees	2	1
Previously Waived Fees Recovered by Advisor (Note C)	3	—
Other	2	3

Total Expenses	241	200

Fees Waived, Expenses Reimbursed by Advisor (Note C)	158	120

Net Expenses	83	80

Net Investment Income (Loss)	3,585	1,690

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	354	2,095
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	661	42
Futures	—	(19)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	19,697	18,826

Net Realized and Unrealized Gain (Loss)	20,712	20,944

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,297	$22,634

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,974	$8,548	$7,452	$14,169
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	27,211	40,150	18,643	8,846
Affiliated Investment Companies Shares Sold	2	8	—	—
Futures	—	(46)	34	(79)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	65,287	(58,176)	98,382	(30,203)
Affiliated Investment Companies Shares	1	8	—	1
Futures	—	—	—	(10)

Net Increase (Decrease) in Net Assets Resulting from Operations	97,475	(9,508)	124,511	(7,276)

Distributions:
Institutional Class Shares	(49,322)	(47,350)	(23,418)	(21,821)
Capital Share Transactions (1):
Shares Issued	72,620	105,803	64,396	79,278
Shares Issued in Lieu of Cash Distributions	48,967	46,966	23,379	21,781
Shares Redeemed	(62,905)	(96,881)	(71,991)	(124,490)

Net Increase (Decrease) from Capital Share Transactions	58,682	55,888	15,784	(23,431)

Total Increase (Decrease) in Net Assets	106,835	(970)	116,877	(52,528)
Net Assets
Beginning of Period	518,411	519,381	590,765	643,293

End of Period	$625,246	$518,411	$707,642	$590,765

(1) Shares Issued and Redeemed:
Shares Issued	3,266	4,988	1,979	2,563
Shares Issued in Lieu of Cash Distributions	2,331	2,244	748	704
Shares Redeemed	(2,827)	(4,517)	(2,155)	(4,004)

Net Increase (Decrease) from Shares Issued and Redeemed	2,770	2,715	572	(737)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,543	$17,960	$3,538	$7,462
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	3,777	6,209	3,569	(1,074)
Affiliated Investment Companies Shares Sold	2	(4)	1	2
Futures	(8)	(183)	—	30
Foreign Currency Transactions	12	(44)	52	(37)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	61,367	36,065	35,491	16,689
Affiliated Investment Companies Shares	—	7	—	6
Futures	—	(12)	—	(17)
Translation of Foreign Currency-Denominated Amounts	(39)	55	(30)	39

Net Increase (Decrease) in Net Assets Resulting from Operations	73,654	60,053	42,621	23,100

Distributions:
Institutional Class Shares	(25,581)	(19,942)	(8,825)	(11,443)
Capital Share Transactions (1):
Shares Issued	26,632	64,874	15,101	51,647
Shares Issued in Lieu of Cash Distributions	25,524	19,888	8,715	11,284
Shares Redeemed	(36,044)	(61,127)	(20,354)	(55,050)

Net Increase (Decrease) from Capital Share Transactions	16,112	23,635	3,462	7,881

Total Increase (Decrease) in Net Assets	64,185	63,746	37,258	19,538
Net Assets
Beginning of Period	422,141	358,395	256,171	236,633

End of Period	$486,326	$422,141	$293,429	$256,171

(1) Shares Issued and Redeemed:
Shares Issued	1,939	4,874	1,283	4,603
Shares Issued in Lieu of Cash Distributions	1,953	1,632	779	1,056
Shares Redeemed	(2,617)	(4,657)	(1,739)	(4,894)

Net Increase (Decrease) from Shares Issued and Redeemed	1,275	1,849	323	765

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio		VIT Inflation-Protected Securities Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,999	$11,315	$7,277	$9,724	$2,550	$7,988
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	54	(1,986)	1,261	(8,593)	(4,336)	(6,164)
Affiliated Investment Companies Shares Sold	—	6	—	—	—	—
Foreign Currency Transactions	—	—	61	73	—	—
Forward Currency Contracts	—	—	(2,193)	(5,367)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	793	6,512	2,729	18,029	9,103	(2,995)
Affiliated Investment Companies Shares	—	1	—	3	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	16	1	—	—
Forward Currency Contracts	—	—	163	1,120	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	9,846	15,848	9,314	14,990	7,317	(1,171)

Distributions:
Institutional Class Shares	(13,160)	(4,223)	(12,675)	(5,491)	(7,600)	(18,023)
Capital Share Transactions (1):
Shares Issued	38,348	111,638	36,558	33,384	19,878	59,362
Shares Issued in Lieu of Cash Distributions	13,140	4,215	12,569	5,446	7,600	18,023
Shares Redeemed	(40,801)	(102,871)	(32,398)	(61,076)	(36,549)	(68,418)

Net Increase (Decrease) from Capital Share Transactions	10,687	12,982	16,729	(22,246)	(9,071)	8,967

Total Increase (Decrease) in Net Assets	7,373	24,607	13,368	(12,747)	(9,354)	(10,227)
Net Assets
Beginning of Period	353,200	328,593	325,336	338,083	199,047	209,274

End of Period	$360,573	$353,200	$338,704	$325,336	$189,693	$199,047

(1) Shares Issued and Redeemed:
Shares Issued	3,779	11,029	3,706	3,408	2,198	6,384
Shares Issued in Lieu of Cash Distributions	1,314	425	1,298	565	845	1,963
Shares Redeemed	(3,998)	(10,159)	(3,258)	(6,247)	(4,027)	(7,412)

Net Increase (Decrease) from Shares Issued and Redeemed	1,095	1,295	1,746	(2,274)	(984)	935

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio		VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,585	$2,742	$1,690	$1,977
Capital Gain Distributions Received from Affiliated Investment Companies	354	2,045	2,095	2,853
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	661	(305)	42	(1,220)
Futures	—	18	(19)	(5)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	19,697	6,535	18,826	3,308

Net Increase (Decrease) in Net Assets Resulting from Operations	24,297	11,035	22,634	6,913

Distributions:
Institutional Class Shares	(7,038)	(4,947)	(5,425)	(4,628)
Capital Share Transactions (1):
Shares Issued	11,135	22,203	39,345	26,478
Shares Issued in Lieu of Cash Distributions	7,038	4,947	5,425	4,628
Shares Redeemed	(9,878)	(16,352)	(8,042)	(17,555)

Net Increase (Decrease) from Capital Share Transactions	8,295	10,798	36,728	13,551

Total Increase (Decrease) in Net Assets	25,554	16,886	53,937	15,836
Net Assets
Beginning of Period	178,939	162,053	114,020	98,184

End of Period	$204,493	$178,939	$167,957	$114,020

(1) Shares Issued and Redeemed:
Shares Issued	726	1,549	2,703	2,000
Shares Issued in Lieu of Cash Distributions	475	356	393	366
Shares Redeemed	(642)	(1,139)	(553)	(1,332)

Net Increase (Decrease) from Shares Issued and Redeemed	559	766	2,543	1,034

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio							VA U.S. Large Value Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$20.25		$22.70	$25.08	$14.54	$17.42	$18.75	$29.73		$31.22	$32.69	$22.57	$26.49	$26.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.34	0.32	0.34	0.24	0.24	0.36		0.70	0.67	0.53	0.57	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	3.52		(0.71)	(0.64)	10.48	(2.41)	(0.24)	5.69		(1.10)	(1.59)	10.13	(3.63)	1.08

Total from Investment Operations	3.70		(0.37)	(0.32)	10.82	(2.17)	—	6.05		(0.40)	(0.92)	10.66	(3.06)	1.66

Less Distributions:
Net Investment Income	(0.35)		(0.30)	(0.34)	(0.28)	(0.26)	(0.19)	(0.72)		(0.71)	(0.55)	(0.54)	(0.57)	(0.59)
Net Realized Gains	(1.56)		(1.78)	(1.72)	—	(0.45)	(1.14)	(0.44)		(0.38)	—	—	(0.29)	(0.58)

Total Distributions	(1.91)		(2.08)	(2.06)	(0.28)	(0.71)	(1.33)	(1.16)		(1.09)	(0.55)	(0.54)	(0.86)	(1.17)

Net Asset Value, End of Period	$22.04		$20.25	$22.70	$25.08	$14.54	$17.42	$34.62		$29.73	$31.22	$32.69	$22.57	$26.49

Total Return	18.74	%(B)	(1.95%)	(1.25%)	75.17%	(13.18%)	0.85%	20.79	%(B)	(1.41%)	(2.85%)	47.86%	(12.12%)	7.08%

Net Assets, End of Period (thousands)	$625,246		$518,411	$519,381	$527,102	$317,817	$340,608	$707,642		$590,765	$643,293	$648,392	$456,107	$553,107
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.29%	0.30%	0.34%	0.38%	0.38%	0.20	%(C)	0.21%	0.21%	0.24%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses
Reimbursed)	0.29	%(C)	0.29%	0.30%	0.34%	0.38%	0.38%	0.20	%(C)	0.21%	0.21%	0.24%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.63	%(C)	1.58%	1.42%	1.55%	1.61%	1.42%	2.19	%(C)	2.25%	2.11%	1.78%	2.39%	2.30%
Portfolio Turnover Rate	12	%(B)	18%	19%	23%	23%	19%	8	%(B)	10%	13%	15%	12%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio							VA International Small Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.91		$11.62	$14.07 $	9.57	$12.15	$12.13	$10.58		$10.10	$11.22	$15.29	$12.09	$12.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.56	0.55	0.43	0.26	0.43	0.14		0.31	0.32	0.26	0.22	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.94		1.38	(2.45)	4.33	(2.41)	(0.03)	1.60		0.67	(4.09)	4.28	(0.61)	0.37

Total from Investment Operations	2.19		1.94	(1.90)	4.76	(2.15)	0.40	1.74		0.98	(3.77)	4.54	(0.39)	0.65

Less Distributions:
Net Investment Income	(0.65)		(0.51)	(0.55)	(0.26)	(0.43)	(0.34)	(0.36)		(0.30)	(0.38)	(0.25)	(0.33)	(0.22)
Net Realized Gains	(0.13)		(0.14)	—	—	—	(0.04)	—		(0.20)	(1.04)	(0.22)	(0.15)	(0.57)

Total Distributions	(0.78)		(0.65)	(0.55)	(0.26)	(0.43)	(0.38)	(0.36)		(0.50)	(1.42)	(0.47)	(0.48)	(0.79)

Net Asset Value, End of Period	$14.32		$12.91	$11.62	$14.07	$9.57	$12.15	$11.96		$10.58	$10.10	$15.29	$11.22	$12.09

Total Return	17.57	%(B)	16.99%	(13.92%)	50.31%	(18.49%)	3.61%	16.73	%(B)	9.62%	(26.82%)	41.32%	(3.66%)	6.30%

Net Assets, End of Period (thousands)	$486,326		$358,395	$407,723	$422,141	$281,549	$327,525	$293,429		$256,171	$236,633	$311,019	$229,844	$244,418
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.27%	0.30%	0.38%	0.43%	0.44%	0.40	%(C)	0.39%	0.42%	0.50%	0.56%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.27	%(C)	0.27%	0.30%	0.38%	0.44%	0.45%	0.40	%(C)	0.40%	0.42%	0.50%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	3.68	%(C)	4.23%	4.27%	3.33%	2.52%	3.68%	2.49	%(C)	2.76%	2.69%	1.84%	1.96%	2.40%
Portfolio Turnover Rate	7	%(B)	14%	14%	19%	16%	16%	8	%(B)	18%	18%	23%	19%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio							VA Global Bond Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.33		$9.99	$10.20	$10.26	$10.41	$10.28	$10.01		$9.72	$10.52	$10.62	$10.73	$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.34	0.10	(—)	0.09	0.23	0.21		0.29	0.13	0.04	0.04	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		0.13	(0.31)	—	—	0.06	0.06		0.16	(0.85)	(0.14)	0.12	0.44

Total from Investment Operations	0.28		0.47	(0.21)	—	0.09	0.29	0.27		0.45	(0.72)	(0.10)	0.16	0.51

Less Distributions:
Net Investment Income	(0.39)		(0.13)	(—)	(0.06)	(0.24)	(0.16)	(0.39)		(0.16)	(0.08)	(—)	(0.27)	(0.49)

Total Distributions	(0.39)		(0.13)	—	(0.06)	(0.24)	(0.16)	(0.39)		(0.16)	(0.08)	—	(0.27)	(0.49)

Net Asset Value, End of Period	$10.22		$10.33	$9.99	$10.20	$10.26	$10.41	$9.89		$10.01	$9.72	$10.52	$10.62	$10.73

Total Return	2.83	%(B)	4.78%	(2.05%)	0.01%	0.84%	2.86%	2.83	%(B)	4.68%	(6.90%)	(0.92%)	1.54%	5.00%

Net Assets, End of Period (thousands)	$360,573		$353,200	$328,593	$282,429	$359,871	$319,471	$338,704		$325,336	$338,083	$391,750	$416,369	$405,709
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.18%	0.21%	0.23%	0.21	%(C)	0.22%	0.23%	0.24%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.18%	0.21%	0.23%	0.21	%(C)	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	5.09	%(C)	3.35%	0.96%	(0.01%)	0.91%	2.23%	4.39	%(C)	2.96%	1.25%	0.39%	0.40%	0.70%
Portfolio Turnover Rate	15	%(B)	61%	74%	109%	97%	37%	42	%(B)	62%	118%	133%	49%	45%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio							VA Global Moderate Allocation Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$8.94		$9.81	$11.81	$11.23	$10.40	$9.73	$14.23		$13.73		$16.30		$13.19		$13.15		$12.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.36	0.80	0.48	0.15	0.19	0.28		0.22		0.24		0.16		0.25		0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21		(0.39)	(2.16)	0.28	0.85	0.69	1.63		0.70		(2.06)		3.27		0.19		0.67

Total from Investment Operations	0.33		(0.03)	(1.36)	0.76	1.00	0.88	1.91		0.92		(1.82)		3.43		0.44		0.97

Less Distributions:
Net Investment Income	(0.36)		(0.84)	(0.54)	(0.12)	(0.17)	(0.21)	(0.40)		(0.21)		(0.23)		(0.15)		(0.30)		(0.27)
Net Realized Gains	—		—	(0.10)	(0.06)	—	—	(0.16)		(0.21)		(0.52)		(0.17)		(0.10)		(0.04)

Total Distributions	(0.36)		(0.84)	(0.64)	(0.18)	(0.17)	(0.21)	(0.56)		(0.42)		(0.75)		(0.32)		(0.40)		(0.31)

Net Asset Value, End of Period	$8.91		$8.94	$9.81	$11.81	$11.23	$10.40	$15.58		$14.23		$13.73		$16.30		$13.19		$13.15

Total Return	3.67	%(B)	(0.49%)	(12.22%)	6.89%	9.72%	9.18%	13.61	%(B)	6.76%		(11.67%)		26.33%		3.35%		8.07%

Net Assets, End of Period (thousands)	$189,693		$199,047	$209,274	$220,920	$210,287	$150,732	$204,493		$178,939		$162,053		$182,112		$146,978		$138,838
Ratio of Expenses to Average Net Assets *	0.11	%(C)	0.11%	0.11%	0.12%	0.14%	0.15%	0.28	%(C)(D)	0.28	%(D)	0.28	%(D)	0.29	%(D)	0.30	%(D)	0.33	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.11	%(C)	0.11%	0.11%	0.12%	0.14%	0.15%	0.44	%(C)(D)	0.44	%(D)	0.45	%(D)	0.46	%(D)	0.50	%(D)	0.53	%(D)
Ratio of Net Investment Income to Average Net Assets	2.64	%(C)	3.85%	7.49%	4.16%	1.34%	1.88%	3.64	%(C)	1.56%		1.61%		1.03%		1.94%		2.40%
Portfolio Turnover Rate	7	%(B)	22%	46%	17%	48%	43%	N/A	(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.20	%(C)	0.20%		0.20%		0.21%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$12.84		$12.52	$15.68	$10.98	$11.28	$10.55

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.24	0.27	0.22	0.19	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	2.30		0.67	(2.35)	4.71	(0.20)	0.79

Total from Investment Operations	2.47		0.91	(2.08)	4.93	(0.01)	0.98

Less Distributions:
Net Investment Income	(0.30)		(0.24)	(0.32)	(0.20)	(0.21)	(0.19)
Net Realized Gains	(0.30)		(0.35)	(0.76)	(0.03)	(0.08)	(0.06)

Total Distributions	(0.60)		(0.59)	(1.08)	(0.23)	(0.29)	(0.25)

Net Asset Value, End of Period	$14.71		$12.84	$12.52	$15.68	$10.98	$11.28

Total Return	19.50	%(B)	7.35%	(14.25%)	45.39%	(0.25%)	9.60%

Net Assets, End of Period (thousands)	$167,957		$114,020	$98,184	$101,923	$81,083	$69,829
Ratio of Expenses to Average Net Assets *	0.31	%(C)	0.31%	0.31%	0.32%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.48	%(C)	0.49%	0.49%	0.52%	0.59%	0.63%
Ratio of Net Investment Income to Average Net Assets	2.39	%(C)	1.80%	1.96%	1.56%	1.80%	1.80%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.21%	0.23%	0.25%	0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio (formerly known as DFA VA Global Moderate Allocation Portfolio) and VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of April 30, 2024, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	3%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	3%
	VA Global Bond Portfolio (IDG)	8%
	DFA International Real Estate Securities Portfolio (IDG)	—

VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	2%
	VA U.S. Targeted Value Portfolio (IDG)	3%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—

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B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International

51

Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the _Fixed Income Portfolios_), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

52

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity

53

Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.27%
VA U.S. Large Value Portfolio	0.19%
VA International Value Portfolio	0.25%
VA International Small Portfolio	0.35%
VA Short-Term Fixed Portfolio	0.10%
VA Global Bond Portfolio	0.19%
VIT Inflation-Protected Securities Portfolio	0.09%
VA Global Moderate Allocation Portfolio	0.23%
VA Equity Allocation Portfolio	0.27%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2025, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.28%	—	$3	$158
VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	120

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

54

(2)

Effective February 28, 2021, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, effective February 28, 2021, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2021, the Expense Limitation Amount was 0.40%.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
VA Global Moderate Allocation Portfolio	$161	$290	$287	$158	$896

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	—
VA U.S. Large Value Portfolio	$1
VA International Value Portfolio	1
VA International Small Portfolio	1
VA Short-Term Fixed Portfolio	3
VA Global Bond Portfolio	3
VIT Inflation-Protected Securities Portfolio	—
VA Global Moderate Allocation Portfolio	—
VA Equity Allocation Portfolio	—

55

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$89,631	$72,862
VA U.S. Large Value Portfolio	—	—	53,970	55,158
VA International Value Portfolio	—	—	30,945	36,086
VA International Small Portfolio	—	—	22,788	24,604
VA Short-Term Fixed Portfolio	$26,253	$8,983	4,103	88,854
VA Global Bond Portfolio	53,989	39,505	35,466	88,336
VIT Inflation-Protected Securities Portfolio	12,805	28,049	—	—

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$43,490	$153,053	$172,550	$2	—	$23,995	2,074	$1,056	—

Total	$43,490	$153,053	$172,550	$2	—	$23,995	2,074	$1,056	—

VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$585	$17,878	$17,203	—	—	$1,260	109	$44	—

Total	$585	$17,878	$17,203	—	—	$1,260	109	$44	—

VA International Value Portfolio
The DFA Short Term Investment Fund	$21,668	$115,637	$99,270	$2	—	$38,037	3,288	$443	—

Total	$21,668	$115,637	$99,270	$2	—	$38,037	3,288	$443	—

VA International Small Portfolio
The DFA Short Term Investment Fund	$6,877	$19,648	$15,534	$1	—	$10,992	950	$217	—

Total	$6,877	$19,648	$15,534	$1	—	$10,992	950	$217	—

VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$3,010	$86,395	$87,584	—	—	$1,821	157	$122	—

Total	$3,010	$86,395	$87,584	—	—	$1,821	157	$122	—

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
VA Global Bond Portfolio
The DFA Short Term Investment Fund	$478	$3,291	$3,369	—	—	$400	35	$11	—

Total	$478	$3,291	$3,369	—	—	$400	35	$11	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$56,402	$808	$3,769	$450	$10,618	$64,509	1,900	$413	$262
DFA Selectively Hedged Global Fixed Income Portfolio	22,672	3,607	228	(11)	(98)	25,942	2,805	882	—
VA Global Bond Portfolio	22,670	3,784	281	(22)	(213)	25,938	2,623	916	—
U.S. Core Equity 1 Portfolio	19,909	179	1,028	177	3,875	23,112	610	168	—
International Core Equity Portfolio	20,366	308	739	59	3,050	23,044	1,479	295	—
Emerging Markets Core Equity Portfolio	9,516	167	92	(8)	1,345	10,928	472	167	—
DFA Two-Year Global Fixed Income Portfolio	9,306	1,168	177	(1)	99	10,395	1,055	173	—
VA Short-Term Fixed Portfolio	9,304	1,345	174	2	(83)	10,394	1,017	349	—
VA U.S. Large Value Portfolio	3,919	192	14	2	666	4,765	138	96	59
VA International Value Portfolio	2,380	144	94	13	262	2,705	189	120	24
DFA Real Estate Securities Portfolio	1,786	69	—	—	134	1,989	56	49	9
DFA International Real Estate Securities Portfolio	622	44	—	—	42	708	203	36	—

Total	$178,852	$11,815	$6,596	$661	$19,697	$204,429	12,547	$3,664	$354

VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$31,679	$10,047	$940	$3	$6,614	$47,403	1,250	$292	—
U.S. Large Company Portfolio	25,340	9,042	864	6	4,408	37,932	1,135	199	$813
VA U.S. Targeted Value Portfolio	14,261	6,818	1,140	26	1,357	21,322	967	250	1,114
International Core Equity Portfolio	14,652	4,917	936	5	2,339	20,977	1,346	222	—
Emerging Markets Core Equity Portfolio	9,387	3,364	513	(3)	1,425	13,660	590	173	—
VA U.S. Large Value Portfolio	7,949	2,943	523	34	1,418	11,821	341	202	123
VA International Small Portfolio	4,520	1,570	240	(17)	652	6,485	542	159	—
VA International Value Portfolio	3,345	1,224	166	3	434	4,840	338	179	36
DFA Real Estate Securities Portfolio	1,782	604	55	(11)	133	2,453	69	51	9
DFA International Real Estate Securities Portfolio	639	229	13	(4)	46	897	258	38	—

Total	$113,554	$40,758	$5,390	$42	$18,826	$167,790	6,836	$1,765	$2,095

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net

57

realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Targeted Value Portfolio
2022	$16,994	$26,336	—	$43,330
2023	8,909	38,440	—	47,349
VA U.S. Large Value Portfolio
2022	10,957	—	—	10,957
2023	14,159	7,662	—	21,821
VA International Value Portfolio
2022	15,923	—	—	15,923
2023	15,605	4,337	—	19,942
VA International Small Portfolio
2022	13,089	16,016	—	29,105
2023	6,808	4,635	—	11,443
VA Short-Term Fixed Portfolio
2022	18	—	—	18
2023	4,223	—	—	4,223
VA Global Bond Portfolio
2022	2,982	—	—	2,982
2023	5,491	—	—	5,491
VIT Inflation-Protected Securities Portfolio
2022	10,568	1,677	—	12,245
2023	18,023	—	—	18,023
VA Global Moderate Allocation Portfolio
2022	3,107	5,497	—	8,604
2023	2,576	2,371	—	4,947
VA Equity Allocation Portfolio
2022	2,781	4,225	—	7,006
2023	1,899	2,729	—	4,628

As of October 31, 2023, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$10,366	$36,341	—	$35,635	$82,342
VA U.S. Large Value Portfolio	11,233	8,868	—	158,606	178,707
VA International Value Portfolio	19,242	3,599	—	(50)	22,791
VA International Small Portfolio	7,606	—	$(1,970)	(31,694)	(26,058)
VA Short-Term Fixed Portfolio	9,997	—	(4,256)	(669)	5,072
VA Global Bond Portfolio	9,939	—	(31,366)	(1,764)	(23,191)
VIT Inflation-Protected Securities Portfolio	6,235	—	(13,562)	(30,200)	(37,527)
VA Global Moderate Allocation Portfolio.	1,710	1,867	—	33,778	37,355
VA Equity Allocation Portfolio	1,116	2,697	—	13,298	17,111

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA International Small Portfolio	$1,970	$1,970
VA Short-Term Fixed Portfolio	4,256	4,256
VA Global Bond Portfolio	31,366	31,366
VIT Inflation-Protected Securities Portfolio	13,562	13,562

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$546,388	$163,623	$(62,409)	$101,214
VA U.S. Large Value Portfolio	450,616	280,685	(24,172)	256,513
VA International Value Portfolio	455,710	98,027	(34,334)	63,693
VA International Small Portfolio	297,494	60,826	(54,012)	6,814
VA Short-Term Fixed Portfolio	368,579	190	(65)	125
VA Global Bond Portfolio	334,676	1,735	(2,724)	(989)
VIT Inflation-Protected Securities Portfolio	211,216	—	(19,777)	(19,777)
VA Global Moderate Allocation Portfolio	151,042	56,963	(1,689)	55,274
VA Equity Allocation Portfolio	135,667	35,753	(163)	35,590

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The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as

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a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
VA International Value Portfolio	$—	$138
VA Global Bond Portfolio	165,743	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)
VA Global Bond Portfolio	$1,044	$1,044

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (2)
VA Global Bond Portfolio	$(164)	$(164)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts*,(2)
VA U.S. Large Value Portfolio	$34	—	$34
VA International Value Portfolio	(8)	—	(8)
VA Global Bond Portfolio	(2,193)	$(2,193)	—
VA Equity Allocation Portfolio	(19)	—	(19)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
VA Global Bond Portfolio	$163	$163

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of April 30, 2024, there were no futures contracts outstanding. During the six months ended April 30, 2024, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2024 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
VA Global Bond Portfolio
State Street Bank and Trust	$324	$324	$(118)	—	—	$206	$118	$118	$(118)	—	—	—
Morgan Stanley and Co. International	104	104	(20)	—	—	84	20	20	(20)	—	—	—
Royal Bank of Scotland	243	243	—	—	—	243	—	—	—	—	—	—
Citibank, N.A	113	113	(15)	—	—	98	15	15	(15)	—	—	—
Bank of New York Mellon	119	119	—	—	—	119	—	—	—	—	—	—
UBS AG	126	126	—	—	—	126	—	—	—	—	—	—
Australia and New Zealand Bank	—	—	—	—	—	—	10	10	—	—	—	$10
Societe Generale	14	14	—	—	—	14	—	—	—	—	—	—

Total	$1,043	$1,043	$(153)	—	—	$890	$163	$163	$(153)	—	—	$10

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable

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for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
VA U.S. Targeted Value Portfolio	6.08%	$1,407	14	$3	$7,015	—
VA U.S. Large Value Portfolio	6.08%	2,072	22	8	9,604	—
VA International Value Portfolio	6.08%	336	47	3	1,689	—
VA International Small Portfolio	6.08%	444	57	4	2,191	—
VA Global Moderate Allocation Portfolio	6.08%	289	20	1	587	—
VA Equity Allocation Portfolio	6.08%	222	41	2	1,032	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$13,709	$20,368	$8,439
VA U.S. Large Value Portfolio	8,953	9,093	2,993
VA International Value Portfolio	5,910	2,579	48
VA International Small Portfolio	2,556	3,393	653

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J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$7,191
VA U.S. Large Value Portfolio	557
VA International Value Portfolio	3,645
VA International Small Portfolio	8,712

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

65

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

M. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	6	64%
VA U.S. Large Value Portfolio	6	69%
VA International Value Portfolio	4	66%
VA International Small Portfolio	4	60%
VA Short-Term Fixed Portfolio	4	75%
VA Global Bond Portfolio	6	84%
VIT Inflation-Protected Securities Portfolio	5	80%
VA Global Moderate Allocation Portfolio	3	70%
VA Equity Allocation Portfolio	4	89%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

66

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

67

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program,

68

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

69

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

70

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

71

DFA043024-004S 00299854

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt

Investment Footnotes

†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,210.60	0.18%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,212.40	0.32%	$1.76
Hypothetical 5% Annual Return	$1,000.00	$1,023.27	0.32%	$1.61

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,164.00	0.27%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.52	0.27%	$1.36

International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,158.80	0.46%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.58	0.46%	$2.31

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio
Communication Services	4.2%
Consumer Discretionary	12.4%
Consumer Staples	10.8%
Energy	1.4%
Financials	10.2%
Health Care	11.8%
Industrials	16.2%
Information Technology	32.4%
Materials	0.6%

100.0%

U.S. Small Cap Growth Portfolio
Communication Services	2.9%
Consumer Discretionary	18.0%
Consumer Staples	5.8%
Energy	4.7%
Financials	8.8%
Health Care	9.6%
Industrials	27.7%
Information Technology	13.6%
Materials	8.5%
Real Estate	0.4%

100.0%

International Large Cap Growth Portfolio
Communication Services	4.6%
Consumer Discretionary	16.6%
Consumer Staples	10.2%
Energy	3.4%
Financials	7.3%
Health Care	13.1%
Industrials	24.7%
Information Technology	12.7%
Materials	5.3%
Real Estate	0.4%
Utilities	1.7%

100.0%

International Small Cap Growth Portfolio
Communication Services	4.5%
Consumer Discretionary	15.5%
Consumer Staples	8.5%
Energy	5.0%
Financials	6.6%
Health Care	6.9%
Industrials	26.0%
Information Technology	17.0%
Materials	7.3%
Real Estate	1.3%
Utilities	1.4%

100.0%

4

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (4.1%)
Meta Platforms, Inc., Class A	312,857	$134,581,696	4.1%
Other Security		40,276	0.0%

TOTAL COMMUNICATION SERVICES		134,621,972	4.1%

CONSUMER DISCRETIONARY — (12.3%)
* Amazon.com, Inc.	595,558	104,222,650	3.2%
Home Depot, Inc.	357,115	119,354,975	3.6%
* Lululemon Athletica, Inc.	68,545	24,717,327	0.7%
Ross Stores, Inc.	214,145	27,742,485	0.8%
TJX Cos., Inc.	199,930	18,811,414	0.6%
Other Securities		106,270,415	3.4%

TOTAL CONSUMER DISCRETIONARY		401,119,266	12.3%

CONSUMER STAPLES — (10.7%)
Coca-Cola Co.	877,851	54,224,856	1.7%
Costco Wholesale Corp.	29,838	21,569,890	0.7%
Kimberly-Clark Corp.	193,444	26,410,909	0.8%
PepsiCo, Inc.	481,297	84,664,955	2.6%
Procter & Gamble Co.	560,130	91,413,216	2.8%
Sysco Corp.	329,590	24,495,129	0.7%
Other Securities		44,828,233	1.4%

TOTAL CONSUMER STAPLES		347,607,188	10.7%

ENERGY — (1.4%)
Cheniere Energy, Inc.	173,964	27,454,998	0.8%
Other Securities		18,812,676	0.6%

TOTAL ENERGY		46,267,674	1.4%

FINANCIALS — (10.1%)
Ameriprise Financial, Inc.	85,827	35,342,700	1.1%
Marsh & McLennan Cos., Inc.	93,296	18,606,021	0.6%
Mastercard, Inc., Class A	304,329	137,313,245	4.2%
Visa, Inc., Class A	411,693	110,584,857	3.4%
Other Securities		27,658,789	0.8%

TOTAL FINANCIALS		329,505,612	10.1%

HEALTH CARE — (11.7%)
AbbVie, Inc.	602,006	97,910,256	3.0%
Amgen, Inc.	190,975	52,315,691	1.6%
Cencora, Inc.	110,420	26,395,901	0.8%
Eli Lilly & Co.	209,373	163,541,250	5.0%
Other Securities		41,405,474	1.3%

TOTAL HEALTH CARE		381,568,572	11.7%

INDUSTRIALS — (16.0%)
Automatic Data Processing, Inc.	111,831	27,050,801	0.8%
Caterpillar, Inc.	160,993	53,863,428	1.7%

5

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
Fastenal Co.	360,259	$24,475,996	0.8%
Ferguson PLC	108,923	22,862,938	0.7%
Honeywell International, Inc.	175,312	33,787,882	1.0%
Illinois Tool Works, Inc.	81,280	19,841,261	0.6%
Lockheed Martin Corp.	62,304	28,966,999	0.9%
Old Dominion Freight Line, Inc.	104,840	19,050,476	0.6%
Paychex, Inc.	222,724	26,461,838	0.8%
Rockwell Automation, Inc.	69,454	18,819,256	0.6%
Union Pacific Corp.	201,847	47,870,034	1.5%
United Parcel Service, Inc., Class B	135,150	19,931,922	0.6%
Verisk Analytics, Inc.	95,607	20,838,502	0.6%
Waste Management, Inc.	122,177	25,415,260	0.8%
Other Securities		132,203,864	4.0%

TOTAL INDUSTRIALS		521,440,457	16.0%

INFORMATION TECHNOLOGY — (32.1%)
Accenture PLC, Class A	148,325	44,632,476	1.4%
* Adobe, Inc.	88,546	40,981,745	1.3%
Apple, Inc.	954,286	162,543,364	5.0%
Applied Materials, Inc.	224,943	44,684,927	1.4%
Broadcom, Inc.	85,030	110,561,958	3.4%
CDW Corp.	80,865	19,558,009	0.6%
* Gartner, Inc.	45,967	18,965,525	0.6%
KLA Corp.	44,582	30,729,927	0.9%
Lam Research Corp.	40,572	36,288,002	1.1%
Microsoft Corp.	408,897	159,195,869	4.9%
NVIDIA Corp.	204,856	176,999,681	5.4%
Oracle Corp.	682,988	77,689,885	2.4%
QUALCOMM, Inc.	127,663	21,172,909	0.6%
Texas Instruments, Inc.	303,284	53,505,363	1.6%
Other Securities		49,586,738	1.5%

TOTAL INFORMATION TECHNOLOGY		1,047,096,378	32.1%

MATERIALS — (0.6%)
Other Securities		18,957,490	0.6%

TOTAL COMMON STOCKS (Cost $1,798,577,708)		3,228,184,609	99.0%

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	31,120,131	31,120,131	1.0%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	64,508	746,234	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,830,444,011)		$3,260,050,974	100.0%

6

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2024, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	94	06/21/24	$24,684,254	$23,814,900	$(869,354)

Total Futures Contracts			$24,684,254	$23,814,900	$(869,354)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$134,621,972	—	—	$134,621,972
Consumer Discretionary	401,119,266	—	—	401,119,266
Consumer Staples	347,607,188	—	—	347,607,188
Energy	46,267,674	—	—	46,267,674
Financials	329,505,612	—	—	329,505,612
Health Care	381,568,572	—	—	381,568,572
Industrials	521,440,457	—	—	521,440,457
Information Technology	1,047,096,378	—	—	1,047,096,378
Materials	18,957,490	—	—	18,957,490
Temporary Cash Investments	31,120,131	—	—	31,120,131
Securities Lending Collateral	—	$746,234	—	746,234

Total Investments in Securities	$3,259,304,740	$746,234	—	$3,260,050,974

Financial Instruments
Liabilities
Futures Contracts**	(869,354)	—	—	(869,354)

Total Financial Instruments	$(869,354)	—	—	$(869,354)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

7

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (92.7%)
COMMUNICATION SERVICES — (2.7%)
Other Securities		$33,469,455	2.9%
CONSUMER DISCRETIONARY — (16.7%)
* Crocs, Inc.	37,505	4,664,497	0.4%
Gap, Inc.	243,035	4,987,078	0.4%
# H&R Block, Inc.	141,271	6,672,229	0.6%
# Hasbro, Inc.	77,223	4,733,770	0.4%
Installed Building Products, Inc.	35,707	8,417,211	0.7%
* Modine Manufacturing Co.	59,366	5,499,073	0.5%
#* Norwegian Cruise Line Holdings Ltd.	275,068	5,204,287	0.5%
Tapestry, Inc.	128,512	5,130,199	0.4%
* Valvoline, Inc.	111,382	4,735,963	0.4%
Other Securities		155,545,932	13.6%

TOTAL CONSUMER DISCRETIONARY		205,590,239	17.9%

CONSUMER STAPLES — (5.4%)
Coca-Cola Consolidated, Inc.	7,675	6,339,550	0.5%
elf Beauty, Inc.	61,168	9,941,635	0.9%
* Sprouts Farmers Market, Inc.	117,824	7,779,919	0.7%
Other Securities		42,646,335	3.7%

TOTAL CONSUMER STAPLES		66,707,439	5.8%

ENERGY — (4.3%)
EnLink Midstream LLC	347,900	4,773,188	0.4%
Weatherford International PLC	48,390	5,981,972	0.5%
Other Securities		42,695,701	3.7%

TOTAL ENERGY		53,450,861	4.6%

FINANCIALS — (8.2%)
Houlihan Lokey, Inc.	35,947	4,582,883	0.4%
RLI Corp.	39,546	5,589,827	0.5%
Other Securities		90,665,068	7.9%

TOTAL FINANCIALS		100,837,778	8.8%

HEALTH CARE — (8.9%)
* CorVel Corp.	20,965	5,007,490	0.4%
* DaVita, Inc.	50,240	6,983,862	0.6%
Encompass Health Corp.	61,192	5,102,189	0.4%
Ensign Group, Inc.	50,176	5,938,831	0.5%
* Option Care Health, Inc.	156,905	4,689,890	0.4%
* Tenet Healthcare Corp.	75,659	8,495,749	0.7%
Other Securities		73,528,109	6.5%

TOTAL HEALTH CARE		109,746,120	9.5%

INDUSTRIALS — (25.7%)
AAON, Inc.	77,160	7,259,984	0.6%
Allison Transmission Holdings, Inc.	89,446	6,578,753	0.6%
Applied Industrial Technologies, Inc.	34,370	6,298,302	0.6%

8

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
Armstrong World Industries, Inc.	41,056	$4,716,513	0.4%
# Atkore, Inc.	52,786	9,253,386	0.8%
BWX Technologies, Inc.	62,035	5,941,092	0.5%
Comfort Systems USA, Inc.	35,143	10,873,596	0.9%
* Core & Main, Inc., Class A	95,586	5,397,741	0.5%
* ExlService Holdings, Inc.	161,475	4,682,775	0.4%
Federal Signal Corp.	65,908	5,358,320	0.5%
MSA Safety, Inc.	25,672	4,631,229	0.4%
Science Applications International Corp.	47,653	6,132,941	0.5%
Simpson Manufacturing Co., Inc.	40,731	7,082,714	0.6%
Watts Water Technologies, Inc., Class A	23,210	4,606,257	0.4%
* XPO, Inc.	46,415	4,987,756	0.4%
Other Securities		222,951,679	19.4%

TOTAL INDUSTRIALS		316,753,038	27.5%

INFORMATION TECHNOLOGY — (12.6%)
# Badger Meter, Inc.	35,327	6,462,015	0.6%
* Fabrinet	40,287	6,972,471	0.6%
MACOM Technology Solutions Holdings, Inc.	50,545	5,153,063	0.5%
* Qualys, Inc.	39,013	6,394,621	0.6%
Other Securities		130,085,091	11.2%

TOTAL INFORMATION TECHNOLOGY		155,067,261	13.5%

MATERIALS — (7.8%)
ATI, Inc.	87,696	5,235,451	0.5%
* Axalta Coating Systems Ltd.	150,580	4,734,235	0.4%
# Cabot Corp.	63,305	5,775,315	0.5%
Eagle Materials, Inc.	33,514	8,402,295	0.7%
Graphic Packaging Holding Co.	274,265	7,089,750	0.6%
Louisiana-Pacific Corp.	95,154	6,964,321	0.6%
Olin Corp.	96,494	5,044,706	0.4%
Silgan Holdings, Inc.	106,149	4,952,912	0.4%
Other Securities		48,601,085	4.3%

TOTAL MATERIALS		96,800,070	8.4%

REAL ESTATE — (0.4%)
Other Securities		4,409,974	0.4%

UTILITIES — (0.0%)
Other Security		75,956	0.0%

TOTAL COMMON STOCKS		1,142,908,191	99.3%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		54,710	0.0%

TOTAL PREFERRED STOCKS		54,710	0.0%

TOTAL INVESTMENT SECURITIES (Cost $810,019,810)		1,142,962,901

9

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	6,182,947	$6,182,947	0.6%

SECURITIES LENDING COLLATERAL — (6.8%)
@§ The DFA Short Term Investment Fund	7,283,724	84,258,118	7.3%

TOTAL INVESTMENTS—(100.0%) (Cost $900,460,875)		$1,233,403,966	107.2%

As of April 30, 2024, U.S. Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	06/21/24	$504,757	$506,700	$1,943

Total Futures Contracts			$504,757	$506,700	$1,943

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$33,469,455	—	—	$33,469,455
Consumer Discretionary	205,590,239	—	—	205,590,239
Consumer Staples	66,707,439	—	—	66,707,439
Energy	53,450,861	—	—	53,450,861
Financials	100,837,778	—	—	100,837,778
Health Care	109,746,120	—	—	109,746,120
Industrials	316,753,038	—	—	316,753,038
Information Technology	155,067,261	—	—	155,067,261
Materials	96,800,070	—	—	96,800,070
Real Estate	4,409,974	—	—	4,409,974
Utilities	75,956	—	—	75,956
Preferred Stocks
Communication Services	54,710	—	—	54,710
Temporary Cash Investments	6,182,947	—	—	6,182,947
Securities Lending Collateral	—	$84,258,118	—	84,258,118

Total Investments in Securities	$1,149,145,848	$84,258,118	—	$1,233,403,966

Financial Instruments
Assets
Futures Contracts**	1,943	—	—	1,943

Total Financial Instruments	$1,943	—	—	$1,943

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

10

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.1%)
BHP Group Ltd., Class DI	165,660	$4,543,409	0.6%
BHP Group Ltd., Class DI	71,676	1,979,657	0.3%
# BHP Group Ltd., Sponsored ADR	107,705	5,941,008	0.8%
Wesfarmers Ltd.	112,005	4,798,208	0.6%
Other Securities		31,087,606	4.0%

TOTAL AUSTRALIA		48,349,888	6.3%

AUSTRIA — (0.2%)
Other Securities		1,186,883	0.1%

BELGIUM — (0.6%)
Other Securities		5,062,518	0.7%

CANADA — (10.1%)
# Canadian National Railway Co.	32,824	3,986,147	0.5%
Canadian Natural Resources Ltd.	111,559	8,458,403	1.1%
Constellation Software, Inc.	2,145	5,522,450	0.7%
Dollarama, Inc.	45,252	3,774,917	0.5%
Other Securities		58,152,220	7.6%

TOTAL CANADA		79,894,137	10.4%

DENMARK — (4.0%)
Novo Nordisk AS, Class B	250,706	32,151,088	4.2%

FINLAND — (0.7%)
Other Securities		5,734,787	0.7%

FRANCE — (9.4%)
Air Liquide SA	19,850	3,882,236	0.5%
Airbus SE	61,794	10,168,681	1.3%
Hermes International SCA	2,735	6,547,563	0.8%
L’Oreal SA	9,004	4,221,554	0.5%
LVMH Moet Hennessy Louis Vuitton SE	37,354	30,683,921	4.0%
Safran SA	24,779	5,372,882	0.7%
Other Securities		14,050,743	1.9%

TOTAL FRANCE		74,927,580	9.7%

GERMANY — (7.5%)
adidas AG	20,275	4,885,933	0.6%
Deutsche Boerse AG	41,068	7,917,579	1.0%
Deutsche Post AG	103,523	4,334,500	0.6%
Infineon Technologies AG	129,585	4,496,993	0.6%
Rheinmetall AG	11,155	6,146,905	0.8%
Siemens AG	62,620	11,730,824	1.5%
Other Securities		20,469,045	2.7%

TOTAL GERMANY		59,981,779	7.8%

HONG KONG — (1.5%)
Other Securities		11,981,278	1.6%

11

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
IRELAND — (0.5%)
Other Securities		$3,897,207	0.5%

ISRAEL — (0.6%)
Other Securities		4,906,080	0.6%

ITALY — (2.3%)
Enel SpA	946,877	6,223,293	0.8%
Other Securities		12,306,138	1.6%

TOTAL ITALY		18,529,431	2.4%

JAPAN — (21.0%)
Fast Retailing Co. Ltd.	18,000	4,706,442	0.6%
Hitachi Ltd.	63,200	5,830,874	0.8%
Hoya Corp.	35,900	4,162,239	0.5%
KDDI Corp.	213,200	5,916,039	0.8%
Nintendo Co. Ltd.	75,400	3,677,180	0.5%
Recruit Holdings Co. Ltd.	115,900	4,991,507	0.7%
Shin-Etsu Chemical Co. Ltd.	164,300	6,359,879	0.8%
SoftBank Corp.	316,300	3,815,111	0.5%
Sony Group Corp.	137,300	11,348,029	1.5%
Tokio Marine Holdings, Inc.	138,100	4,364,842	0.6%
Tokyo Electron Ltd.	52,500	11,515,651	1.5%
Toyota Motor Corp.	208,755	4,761,404	0.6%
Other Securities		95,454,642	12.3%

TOTAL JAPAN		166,903,839	21.7%

NETHERLANDS — (4.0%)
ASML Holding NV	3,091	2,692,300	0.3%
ASML Holding NV	26,442	23,069,852	3.0%
Wolters Kluwer NV	28,669	4,291,935	0.6%
Other Securities		1,729,154	0.2%

TOTAL NETHERLANDS		31,783,241	4.1%

NEW ZEALAND — (0.3%)
Other Securities		2,349,676	0.3%

NORWAY — (0.8%)
Other Securities		6,235,701	0.8%

PORTUGAL — (0.1%)
Other Securities		923,541	0.1%

SINGAPORE — (1.0%)
Other Securities		7,926,157	1.0%

SPAIN — (2.2%)
# Industria de Diseno Textil SA	86,393	3,933,554	0.5%
Other Securities		13,516,438	1.8%

TOTAL SPAIN		17,449,992	2.3%

SWEDEN — (2.8%)
Atlas Copco AB, Class A	253,368	4,438,015	0.6%
Volvo AB, Class B	150,552	3,832,027	0.5%

12

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (Continued)
Other Securities		$13,845,243	1.8%

TOTAL SWEDEN		22,115,285	2.9%

SWITZERLAND — (7.5%)
Geberit AG	7,768	4,146,412	0.5%
# Kuehne & Nagel International AG	14,000	3,700,150	0.5%
Nestle SA	180,778	18,150,140	2.3%
Partners Group Holding AG	3,714	4,778,306	0.6%
Roche Holding AG	3,298	867,567	0.1%
Roche Holding AG	79,355	19,014,584	2.5%
Other Securities		8,662,947	1.2%

TOTAL SWITZERLAND		59,320,106	7.7%

UNITED KINGDOM — (12.1%)
Ashtead Group PLC	145,355	10,554,503	1.4%
AstraZeneca PLC	13,406	2,027,642	0.3%
# AstraZeneca PLC, Sponsored ADR	112,934	8,569,432	1.1%
Diageo PLC, Sponsored ADR	42,848	5,919,880	0.8%
Experian PLC	129,136	5,208,564	0.7%
GSK PLC	106,170	2,202,700	0.3%
# GSK PLC, Sponsored ADR	231,014	9,573,237	1.2%
Imperial Brands PLC	194,199	4,437,476	0.6%
RELX PLC	57,560	2,364,960	0.3%
RELX PLC	71,813	2,953,278	0.4%
RELX PLC, Sponsored ADR	64,018	2,636,901	0.3%
Unilever PLC	712	36,832	0.0%
Unilever PLC, Sponsored ADR	170,056	8,817,404	1.1%
Other Securities		30,525,551	3.9%

TOTAL UNITED KINGDOM		95,828,360	12.4%

TOTAL COMMON STOCKS		757,438,554	98.3%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		1,893,629	0.2%

TOTAL INVESTMENT SECURITIES (Cost $580,669,068)		759,332,183

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	3,109,188	35,967,084	4.7%

TOTAL INVESTMENTS—(100.0%) (Cost $616,635,740)		$795,299,267	103.2%

13

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2024, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	18	06/21/24	$4,595,993	$4,560,300	$(35,693)

Total Futures Contracts			$4,595,993	$4,560,300	$(35,693)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$5,941,008	$42,408,880	—	$48,349,888
Austria	—	1,186,883	—	1,186,883
Belgium	321,053	4,741,465	—	5,062,518
Canada	79,894,137	—	—	79,894,137
Denmark	—	32,151,088	—	32,151,088
Finland	—	5,734,787	—	5,734,787
France	—	74,927,580	—	74,927,580
Germany	—	59,981,779	—	59,981,779
Hong Kong	—	11,981,278	—	11,981,278
Ireland	—	3,897,207	—	3,897,207
Israel	940,765	3,965,315	—	4,906,080
Italy	2,612,675	15,916,756	—	18,529,431
Japan	—	166,903,839	—	166,903,839
Netherlands	23,622,811	8,160,430	—	31,783,241
New Zealand	—	2,349,676	—	2,349,676
Norway	41,616	6,194,085	—	6,235,701
Portugal	—	923,541	—	923,541
Singapore	—	7,926,157	—	7,926,157
Spain	—	17,449,992	—	17,449,992
Sweden	—	22,115,285	—	22,115,285
Switzerland	—	59,320,106	—	59,320,106
United Kingdom	38,008,362	57,819,998	—	95,828,360
Preferred Stocks
Germany	—	1,893,629	—	1,893,629
Securities Lending Collateral	—	35,967,084	—	35,967,084

Total Investments in Securities	$151,382,427	$643,916,840	—	$795,299,267

Financial Instruments
Liabilities
Futures Contracts**	(35,693)	—	—	(35,693)

Total Financial Instruments	$(35,693)	—	—	$(35,693)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

14

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (96.9%)
	AUSTRALIA — (7.4%)
	Other Securities		$19,663,653	7.5%

	AUSTRIA — (1.1%)
	ANDRITZ AG	22,725	1,240,410	0.5%
	Other Securities		1,595,867	0.6%

	TOTAL AUSTRIA		2,836,277	1.1%

	BELGIUM — (1.6%)
	Lotus Bakeries NV	126	1,266,744	0.5%
	Other Securities		3,130,939	1.2%

	TOTAL BELGIUM		4,397,683	1.7%

	CANADA — (11.5%)
	Boyd Group Services, Inc.	5,138	960,793	0.4%
	Celestica, Inc.	25,108	1,087,930	0.4%
	Enerplus Corp.	63,030	1,234,127	0.5%
	Finning International, Inc.	47,121	1,478,339	0.6%
	Parkland Corp.	40,153	1,236,980	0.5%
	PrairieSky Royalty Ltd.	60,896	1,160,282	0.4%
	Stella-Jones, Inc.	15,153	880,352	0.3%
	Other Securities		22,734,851	8.6%

	TOTAL CANADA		30,773,654	11.7%

	CHINA — (0.0%)
	Other Security		6,693	0.0%

	DENMARK — (2.6%)
*	GN Store Nord AS	35,003	944,244	0.4%
	Ringkjoebing Landbobank AS	7,386	1,241,264	0.5%
	Royal Unibrew AS	16,661	1,254,697	0.5%
	Other Securities		3,391,594	1.2%

	TOTAL DENMARK		6,831,799	2.6%

	FINLAND — (2.0%)
	Kesko OYJ, Class B	59,117	1,009,268	0.4%
	Orion OYJ, Class B	27,053	1,032,993	0.4%
	Other Securities		3,218,216	1.2%

	TOTAL FINLAND		5,260,477	2.0%

	FRANCE — (4.6%)
	Alten SA	9,179	1,078,719	0.4%
	Gaztransport Et Technigaz SA	10,027	1,397,566	0.5%
#Ω	La Francaise des Jeux SAEM	29,328	1,105,218	0.4%
	Sopra Steria Group	5,081	1,112,527	0.4%
	SPIE SA	33,641	1,223,209	0.5%
	Other Securities		6,377,035	2.5%

	TOTAL FRANCE		12,294,274	4.7%

15

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

				Percentage
		Shares	Value»	of Net Assets‡
	GERMANY — (5.8%)
	Bechtle AG	22,343	$1,078,265	0.4%
	CTS Eventim AG & Co. KGaA	15,249	1,348,450	0.5%
	GEA Group AG	33,419	1,348,790	0.5%
	Gerresheimer AG	8,490	914,347	0.3%
	Hugo Boss AG	16,811	905,857	0.3%
	Other Securities		9,904,752	3.9%

	TOTAL GERMANY		15,500,461	5.9%

	HONG KONG — (2.2%)
	ASMPT Ltd.	85,400	1,061,324	0.4%
*Ω	Samsonite International SA	334,200	1,174,936	0.5%
	Other Securities		3,703,058	1.4%

	TOTAL HONG KONG		5,939,318	2.3%

	IRELAND — (0.4%)
	Glanbia PLC	47,771	906,993	0.3%
	Other Security		216,076	0.1%

	TOTAL IRELAND		1,123,069	0.4%

	ISRAEL — (1.0%)
	Other Securities		2,772,734	1.1%

	ITALY — (4.1%)
	Amplifon SpA	35,115	1,172,360	0.5%
	Azimut Holding SpA	38,489	1,014,279	0.4%
	Brunello Cucinelli SpA	11,735	1,197,702	0.5%
	Reply SpA	7,137	931,802	0.4%
	Other Securities		6,645,985	2.4%

	TOTAL ITALY		10,962,128	4.2%

	JAPAN — (22.0%)
	Other Securities		58,618,623	22.4%

	NETHERLANDS — (2.3%)
	BE Semiconductor Industries NV	19,776	2,623,761	1.0%
	Other Securities		3,507,782	1.3%

	TOTAL NETHERLANDS		6,131,543	2.3%

	NEW ZEALAND — (0.3%)
	Other Securities		685,176	0.3%

	NORWAY — (1.0%)
	Other Securities		2,630,958	1.0%

	PORTUGAL — (0.3%)
	Other Securities		844,067	0.3%

	SINGAPORE — (0.7%)
	Other Securities		1,777,298	0.7%

	SPAIN — (2.4%)
	Other Securities		6,491,356	2.5%

16

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

				Percentage
		Shares	Value»	of Net Assets‡
	SWEDEN — (2.6%)
	Other Securities		$6,926,879	2.6%

	SWITZERLAND — (7.8%)
	Accelleron Industries AG	23,434	911,085	0.4%
*	Avolta AG	23,523	889,565	0.3%
	Belimo Holding AG	3,044	1,408,420	0.5%
	Georg Fischer AG	20,757	1,448,745	0.6%
	Siegfried Holding AG	1,437	1,373,172	0.5%
	Temenos AG	20,126	1,251,986	0.5%
Ω	VAT Group AG	3,136	1,561,291	0.6%
	Other Securities		11,963,600	4.5%

	TOTAL SWITZERLAND		20,807,864	7.9%

	UNITED KINGDOM — (13.2%)
	Babcock International Group PLC	201,649	1,276,041	0.5%
	Britvic PLC	88,023	970,694	0.4%
	Games Workshop Group PLC	8,702	1,075,516	0.4%
	Greggs PLC	33,984	1,150,085	0.4%
	Hikma Pharmaceuticals PLC	38,301	919,629	0.4%
	Howden Joinery Group PLC	136,911	1,490,237	0.6%
	IMI PLC	56,929	1,240,067	0.5%
	Inchcape PLC	100,016	996,852	0.4%
	Man Group PLC	302,104	968,818	0.4%
	Rotork PLC	221,063	888,659	0.3%
	RS Group PLC	113,836	1,042,830	0.4%
	Other Securities		23,228,054	8.8%

	TOTAL UNITED KINGDOM		35,247,482	13.5%

	TOTAL COMMON STOCKS		258,523,466	98.7%

	PREFERRED STOCKS — (0.3%)
	GERMANY — (0.3%)
	Other Securities		817,426	0.3%

	TOTAL INVESTMENT SECURITIES (Cost $234,143,520)		259,340,892

			Value†
	SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	652,565	7,548,877	2.9%

	TOTAL INVESTMENTS—(100.0%) (Cost $241,692,408)		$266,889,769	101.9%

17

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	—	$19,628,372	$35,281		$19,663,653
Austria	—	2,836,277	—		2,836,277
Belgium	$364,193	4,033,490	—		4,397,683
Canada	30,773,654	—	—		30,773,654
China	—	6,693	—		6,693
Denmark	—	6,831,799	—		6,831,799
Finland	—	5,260,477	—		5,260,477
France	—	12,294,274	—		12,294,274
Germany	—	15,500,461	—		15,500,461
Hong Kong	—	5,939,318	—		5,939,318
Ireland	—	1,123,069	—		1,123,069
Israel	170,018	2,602,716	—		2,772,734
Italy	—	10,962,128	—		10,962,128
Japan	—	58,618,623	—		58,618,623
Netherlands	—	6,131,543	—		6,131,543
New Zealand	—	685,176	—		685,176
Norway	—	2,630,958	—		2,630,958
Portugal	—	844,067	—		844,067
Singapore	—	1,733,912	43,386		1,777,298
Spain	—	6,491,356	—		6,491,356
Sweden	—	6,926,879	—		6,926,879
Switzerland	—	20,807,864	—		20,807,864
United Kingdom	—	35,247,482	—		35,247,482
Preferred Stocks
Germany	—	817,426	—		817,426
Securities Lending Collateral	—	7,548,877	—		7,548,877

Total Investments in Securities	$31,307,865	$235,503,237	$78,667	<>	$266,889,769

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

			International	International
	U.S. Large Cap	U.S. Small Cap	Large Cap	Small Cap
	Growth	Growth	Growth	Growth
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $721, $96,650, $37,507 and $15,148 of securities on loan, respectively)	$3,228,185	$1,142,963	$759,332	$259,341
Temporary Cash Investments at Value & Cost	31,120	6,183	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $746, $84,258, $35,967 and $7,549, respectively)	746	84,258	35,967	7,549
Segregated Cash for Futures Contracts	1,109	24	213	—
Foreign Currencies at Value	—	—	188	229
Cash	—	—	5,792	67
Receivables:
Investment Securities Sold	—	744	2,009	1,118
Dividends and Interest	3,008	418	3,171	1,422
Securities Lending Income	—	15	25	18
Fund Shares Sold	4,009	5,500	1,493	65
Unrealized Gain on Foreign Currency Contracts	—	—	—	2
Prepaid Expenses and Other Assets	40	25	16	9

Total Assets	3,268,217	1,240,130	808,206	269,820

LIABILITIES:
Payables:
Upon Return of Securities Loaned	746	84,268	35,975	7,559
Investment Securities Purchased	1,216	4,535	925	—
Fund Shares Redeemed	4,163	513	461	193
Due to Advisor	409	265	144	86
Futures Margin Variation	376	8	161	—
Unrealized Loss on Foreign Currency Contracts	—	—	9	—
Accrued Expenses and Other Liabilities	28	61	42	38

Total Liabilities	6,938	89,650	37,717	7,876

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,261,279	$1,150,480	$770,489	$261,944

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,261,279; $1,150,480; $770,489 and $261,944, respectively and shares outstanding of 98,530,019, 44,449,634, 48,331,348 and 17,797,918, respectively, $0.01 Par Value (1)	$33.10	$25.88	$15.94	$14.72

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,798,578	$810,020	$580,669	$234,144

Foreign Currencies at Cost	$—	$—	$189	$229

NET ASSETS CONSIST OF:
Paid-In Capital	$1,527,805	$786,852	$626,244	$255,881
Total Distributable Earnings (Loss)	1,733,474	363,628	144,245	6,063

NET ASSETS	$3,261,279	$1,150,480	$770,489	$261,944

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

			International	International
	U.S. Large Cap	U.S. Small Cap	Large Cap	Small Cap
	Growth	Growth	Growth	Growth
	Portfolio#	Portfolio#	Portfolio#	Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4, $5, $887 and $303, respectively)	$24,008	$6,128	$8,407	$2,881
Income from Securities Lending, Net	7	103	83	116

Total Investment Income	24,015	6,231	8,490	2,997

Fund Expenses
Investment Management Fees	2,368	1,448	762	514
Accounting & Transfer Agent Fees	245	83	62	23
Custodian Fees	15	13	22	27
Filing Fees	34	20	13	10
Shareholders’ Reports	39	25	22	16
Directors’/Trustees’ Fees & Expenses	11	3	2	1
Professional Fees	18	6	5	2
Other	77	53	20	7

Total Fund Expenses	2,807	1,651	908	600

Net Expenses	2,807	1,651	908	600

Net Investment Income (Loss)	21,208	4,580	7,582	2,397

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	6,113	(10,549)	(1,202)	262
Affiliated Investment Companies Shares Sold	—	3	(1)	—
Futures	4,962	395	(147)	82
Foreign Currency Transactions	—	—	145	43
In-Kind Redemptions	288,494	41,359	508	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	251,813	143,894	80,864	34,151
Affiliated Investment Companies Shares	—	2	—	—
Futures	437	2	(38)	—
Translation of Foreign Currency-Denominated Amounts	—	—	(78)	(22)

Net Realized and Unrealized Gain (Loss)	551,819	175,106	80,051	34,516

Net Increase (Decrease) in Net Assets Resulting from Operations	$573,027	$179,686	$87,633	$36,913

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap		U.S. Small Cap		International Large		International Small
	Growth Portfolio		Growth Portfolio		Cap Growth Portfolio		Cap Growth Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2024	2023	2024	2023	2024	2023	2024	2023
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,208	$41,666	$4,580	$7,520	$7,582	$12,944	$2,397	$5,399
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	6,113	25,339	(10,549)	(1,982)	(1,202)	185	262	(14,934)
Affiliated Investment Companies Shares Sold	—	—	3	6	(1)	4	—	1
Futures	4,962	240	395	(38)	(147)	104	82	(22)
Foreign Currency Transactions	—	—	—	—	145	(77)	43	(85)
In-Kind Redemptions	288,494	55,659	41,359	26,707	508	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	251,813	159,714	143,894	(31,274)	80,864	52,482	34,151	21,771
Affiliated Investment Companies Shares	—	1	2	17	—	13	—	6
Futures	437	(586)	2	—	(38)	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(78)	102	(22)	29

Net Increase (Decrease) in Net Assets Resulting from Operations	573,027	282,033	179,686	956	87,633	65,757	36,913	12,165

Distributions:
Institutional Class Shares	(35,196)	(191,311)	(4,155)	(32,837)	(4,750)	(12,405)	(2,190)	(5,268)
Capital Share Transactions (1):
Shares Issued	797,234	763,551	292,276	238,555	187,103	88,698	17,245	39,424
Shares Issued in Lieu of Cash Distributions	34,950	189,376	4,055	32,314	4,733	12,372	2,158	5,185
Shares Redeemed	(819,270)	(688,429)	(164,833)	(224,554)	(59,858)	(121,702)	(25,234)	(56,577)

Net Increase (Decrease) from Capital Share Transactions	12,914	264,498	131,498	46,315	131,978	(20,632)	(5,831)	(11,968)

Total Increase (Decrease) in Net Assets	550,745	355,220	307,029	14,434	214,861	32,720	28,892	(5,071)
Net Assets
Beginning of Period	2,710,534	2,355,314	843,451	829,017	555,628	522,908	233,052	238,123

End of Period	$3,261,279	$2,710,534	$1,150,480	$843,451	$770,489	$555,628	$261,944	$233,052

(1) Shares Issued and Redeemed:
Shares Issued	24,756	27,461	11,451	10,457	11,510	6,110	1,175	2,793
Shares Issued in Lieu of Cash Distributions	1,093	7,071	158	1,465	291	839	150	369
Shares Redeemed	(25,355)	(24,761)	(6,516)	(9,893)	(3,768)	(8,249)	(1,722)	(4,010)

Net Increase (Decrease) from Shares Issued and Redeemed	494	9,771	5,093	2,029	8,033	(1,300)	(397)	(848)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0, $0 and $0, respectively.
****Including	foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio							U.S. Small Cap Growth Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.65		$26.68	$32.74	$24.35	$22.13	$19.78	$21.43		$22.21	$27.98	$18.67	$18.50	$18.19

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.44	0.41	0.40	0.39	0.38	0.11		0.19	0.17	0.16	0.12	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	5.59		2.67	(4.02)	8.37	2.41	2.81	4.44		(0.09)	(3.83)	9.30	0.27	1.00

Total from Investment Operations	5.81		3.11	(3.61)	8.77	2.80	3.19	4.55		0.10	(3.66)	9.46	0.39	1.15

Less Distributions:
Net Investment Income	(0.18)		(0.39)	(0.38)	(0.38)	(0.38)	(0.35)	(0.10)		(0.19)	(0.17)	(0.15)	(0.12)	(0.15)
Net Realized Gains	(0.18)		(1.75)	(2.07)	—	(0.20)	(0.49)	—		(0.69)	(1.94)	—	(0.10)	(0.69)

Total Distributions	(0.36)		(2.14)	(2.45)	(0.38)	(0.58)	(0.84)	(0.10)		(0.88)	(2.11)	(0.15)	(0.22)	(0.84)

Net Asset Value, End of Period	$33.10		$27.65	$26.68	$32.74	$24.35	$22.13	$25.88		$21.43	$22.21	$27.98	$18.67	$18.50

Total Return	21.06	%(B)	12.01%	(12.12%)	36.20%	12.89%	16.87%	21.24	%(B)	0.33%	(14.10%)	50.76%	2.23%	7.04%

Net Assets, End of Period (thousands)	$3,261,279		$2,710,534	$2,355,314	$2,942,457	$2,393,740	$2,196,279	$1,150,480		$843,451	$829,017	$984,629	$694,814	$621,629
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.18%	0.18%	0.18%	0.19%	0.20%	0.32	%(C)	0.32%	0.33%	0.37%	0.38%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18	%(C)	0.18%	0.18%	0.18%	0.19%	0.20%	0.32	%(C)	0.32%	0.33%	0.37%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.34	%(C)	1.58%	1.43%	1.35%	1.69%	1.83%	0.89	%(C)	0.85%	0.74%	0.64%	0.68%	0.84%
Portfolio Turnover Rate	5	%(B)	13%	13%	11%	20%	11%	6	%(B)	25%	30%	29%	32%	24%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio							International Small Cap Growth Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019	2024		2023	2022	2021	2020	2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.79		$12.57	$17.35	$13.40	$13.30	$11.83	$12.81		$12.50	$20.04	$14.79	$14.23	$13.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.31	0.38	0.31	0.23	0.30	0.13		0.29	0.33	0.27	0.19	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	2.08		1.21	(4.80)	3.93	0.09	1.46	1.90		0.31	(6.67)	5.23	0.62	0.69

Total from Investment Operations	2.26		1.52	(4.42)	4.24	0.32	1.76	2.03		0.60	(6.34)	5.50	0.81	0.99

Less Distributions:
Net Investment Income	(0.11)		(0.30)	(0.36)	(0.29)	(0.22)	(0.29)	(0.12)		(0.29)	(0.29)	(0.25)	(0.18)	(0.28)
Net Realized Gains	—		—	—	—	—	—	—		—	(0.91)	—	(0.07)	(0.40)

Total Distributions	(0.11)		(0.30)	(0.36)	(0.29)	(0.22)	(0.29)	(0.12)		(0.29)	(1.20)	(0.25)	(0.25)	(0.68)

Net Asset Value, End of Period	$15.94		$13.79	$12.57	$17.35	$13.40	$13.30	$14.72		$12.81	$12.50	$20.04	$14.79	$14.23

Total Return	16.40	%(B)	11.97%	(25.63%)	31.77%	2.50%	15.01%	15.88	%(B)	4.58%	(33.14%)	37.31%	5.75%	7.64%

Net Assets, End of Period (thousands)	$770,489		$555,628	$522,908	$662,401	$523,019	$414,117	$261,944		$233,052	$238,123	$267,467	$215,690	$206,913
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.28%	0.29%	0.30%	0.29%	0.29%	0.46	%(C)	0.48%	0.53%	0.55%	0.55%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.27	%(C)	0.28%	0.29%	0.30%	0.30%	0.33%	0.46	%(C)	0.49%	0.53%	0.56%	0.58%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.29	%(C)	2.15%	2.55%	1.86%	1.78%	2.39%	1.82	%(C)	2.05%	2.10%	1.45%	1.35%	2.21%
Portfolio Turnover Rate	7	%(B)	15%	17%	14%	17%	20%	12%		23%	32%	24%	34%	35%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio,

25

U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.28%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.39%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

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During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. The Portfolios did not waive fees/assume expenses or recover previously waived fees/expenses assumed during the six months ended April 30, 2024, and have no previously waived fees/expenses assumed subject to future recovery by the Advisor. At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

		Recovery
	Expense	of Previously	Waived Fees/
	Limitation	Waived Fees/	Assumed
Institutional Class Shares	Amount	Assumed Expenses	Expenses
U.S. Large Cap Growth Portfolio	0.20%	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—
International Large Cap Growth Portfolio	0.30%	—	—
International Small Cap Growth Portfolio (1)	0.52%	—	—

(1)	Prior to February 28, 2022, the Expense Limitation Amount for International Small Cap Growth Portfolio was 0.55%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	$2
U.S. Small Cap Growth Portfolio	1
International Large Cap Growth Portfolio	—
International Small Cap Growth Portfolio	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$604,799	$141,378
U.S. Small Cap Growth Portfolio	247,286	64,326
International Large Cap Growth Portfolio	$178,950	$49,056
International Small Cap Growth Portfolio	30,894	36,750

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There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2023	at Cost	from Sales	on Sales	Depreciation	April 30, 2024	April 30, 2024	Income	Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$3,716	$109,649	$112,619	—	—	$746	65	$256	—

Total	$3,716	$109,649	$112,619	—	—	$746	65	$256	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$76,899	$410,130	$402,776	$3	$2	$84,258	7,284	$2,542	—

Total	$76,899	$410,130	$402,776	$3	$2	$84,258	7,284	$2,542	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$25,080	$137,699	$126,811	$(1)	—	$35,967	3,109	$649	—

Total	$25,080	$137,699	$126,811	$(1)	—	$35,967	3,109	$649	—

International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$6,649	$18,750	$17,850	—	—	$7,549	653	$149	—

Total	$6,649	$18,750	$17,850	—	—	$7,549	653	$149	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities

28

considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
U.S. Large Cap Growth Portfolio
2022	$33,452	$180,892	—	$214,344
2023	37,370	153,941	—	191,311
U.S. Small Cap Growth Portfolio
2022	9,615	63,597	—	73,212
2023	7,163	25,673	—	32,836
International Large Cap Growth Portfolio
2022	14,738	—	—	14,738
2023	12,405	—	—	12,405
International Small Cap Growth Portfolio
2022	7,633	14,355	—	21,988
2023	5,268	—	—	5,268

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(4,167)	$(7,291)	$(11,458)
U.S. Small Cap Growth Portfolio	(335)	—	(335)
International Large Cap Growth Portfolio	(268)	—	(268)
International Small Cap Growth Portfolio	(253)	—	(253)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
U.S. Large Cap Growth Portfolio	$132	$17,700	—	$1,177,813	$1,195,645
U.S. Small Cap Growth Portfolio	—	—	$(1,950)	190,048	188,098
International Large Cap Growth Portfolio	753	—	(37,053)	97,661	61,361
International Small Cap Growth Portfolio	1,352	—	(20,081)	(9,930)	(28,659)

29

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Small Cap Growth Portfolio	$1,950	$1,950
International Large Cap Growth Portfolio	37,053	37,053
International Small Cap Growth Portfolio	20,081	20,081

During the year ended October 31, 2023, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Large Cap Growth Portfolio	$223

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
U.S. Large Cap Growth Portfolio	$1,829,120	$1,457,252	$(27,645)	$1,429,607
U.S. Small Cap Growth Portfolio	899,460	354,433	(21,490)	332,943
International Large Cap Growth Portfolio	616,766	196,692	(18,028)	178,664
International Small Cap Growth Portfolio	242,656	50,051	(24,854)	25,197

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

30

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$22,761
U.S. Small Cap Growth Portfolio	876
International Large Cap Growth Portfolio	2,897
International Small Cap Growth Portfolio	207

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	April 30, 2024	Contracts *,(1)
U.S. Small Cap Growth Portfolio	$2	$2

	Liability Derivatives Value
	Total Value
	at	Equity
	April 30, 2024	Contracts *,(2)
U.S. Large Cap Growth Portfolio	$(869)	$(869)
International Large Cap Growth Portfolio	(36)	(36)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
U.S. Large Cap Growth Portfolio	$4,962	$4,962
U.S. Small Cap Growth Portfolio	395	395
International Large Cap Growth Portfolio	(147)	(147)
International Small Cap Growth Portfolio	82	82	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
U.S. Large Cap Growth Portfolio	$437	$437
U.S. Small Cap Growth Portfolio	2	2
International Large Cap Growth Portfolio	(38)	(38)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2024, there were no futures contracts outstanding. During the six months ended April 30, 2024, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

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For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2024
International Large Cap Growth Portfolio	6.08%	$4,094	11	$8	$9,440	—
International Small Cap Growth Portfolio	6.08%	239	34	1	1,656	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$111,021	$53,686	$(1,660)
U.S. Small Cap Growth Portfolio	15,560	21,083	(4,493)
International Large Cap Growth Portfolio	30,509	14,330	117
International Small Cap Growth Portfolio	6,754	6,364	(585)

33

J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Small Cap Growth Portfolio	$16,535
International Large Cap Growth Portfolio	4,144
International Small Cap Growth Portfolio	8,848

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

34

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

U.S. Large Cap Growth Portfolio	$288,494
U.S. Small Cap Growth Portfolio	41,359
International Large Cap Growth Portfolio	508

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

N. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	80%
U.S. Small Cap Growth Portfolio	2	65%
International Large Cap Growth Portfolio	3	77%
International Small Cap Growth Portfolio	3	87%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

35

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

During the six months ended April 30, 2024 the Portfolios’ activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Large Cap Growth Portfolio	$74,986	2,329,691	$100
U.S. Small Cap Growth Portfolio	15,043	617,264	21
International Large Cap Growth Portfolio	1,382	85,765	2

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

36

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

37

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

38

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

39

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

40

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

41

DFA043024-011S 00299860

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2024

EXPENSE TABLE

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,064.00	0.18%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

3

DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,098,731	$33,032,471
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,156,504	22,082,601
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	144,410	4,826,190
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	127,265	4,824,634
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	69,272	1,867,577
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	51,287	1,187,286
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	60,046	935,511

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $67,233,044)		$68,756,270

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $17,445)	17,445	17,445

TOTAL INVESTMENTS — (100.0%) (Cost $67,250,489)		$68,773,715

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$68,756,270	—	—	$68,756,270
Temporary Cash Investments	17,445	—	—	17,445

Total Investments in Securities	$68,773,715	—	—	$68,773,715

See accompanying Notes to Financial Statements.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Dimensional Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$68,756
Temporary Cash Investments at Value & Cost	17
Receivables:
Fund Shares Sold	4
Due from Advisor	1
Prepaid Expenses and Other Assets	10

Total Assets	68,788

LIABILITIES:
Payables:
Fund Shares Redeemed	5
Accrued Expenses and Other Liabilities	7

Total Liabilities	12

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$68,776

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,172,494

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.14

Investments in Affiliated Investment Companies at Cost	$67,233

NET ASSETS CONSIST OF:
Paid-In Capital	$71,127
Total Distributable Earnings (Loss)	(2,351)

NET ASSETS	$68,776

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

Dimensional Retirement Income Fund
Investment Income
Dividends	$1
Income Distributions Received from Affiliated Investment Companies	1,043

Total Investment Income	1,044

Expenses
Accounting & Transfer Agent Fees	8
Custodian Fees	1
Filing Fees	12
Shareholders’ Reports	7
Previously Waived Fees Recovered by Advisor (Note C)	—
Other	2

Total Expenses	30

Fees Waived, Expenses Reimbursed by Advisor (Note C)	9

Net Expenses	21

Net Investment Income (Loss)	1,023

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	145
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(154)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,481

Net Realized and Unrealized Gain (Loss)	3,472

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,495

See accompanying Notes to Financial Statements.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Retirement Income Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,023	$2,121
Capital Gain Distributions Received from Affiliated Investment Companies	145	375
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(154)	(3,185)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,481	3,583

Net Increase (Decrease) in Net Assets Resulting from Operations	4,495	2,894

Distributions:
Institutional Class Shares	(958)	(2,241)
Capital Share Transactions (1):
Shares Issued	5,108	17,815
Shares Issued in Lieu of Cash Distributions	956	2,237
Shares Redeemed	(10,621)	(38,792)

Net Increase (Decrease) from Capital Share Transactions	(4,557)	(18,740)

Total Increase (Decrease) in Net Assets	(1,020)	(18,087)
Net Assets
Beginning of Period	69,796	87,883

End of Period	$68,776	$69,796

(1) Shares Issued and Redeemed:
Shares Issued	462	1,644
Shares Issued in Lieu of Cash Distributions	86	207
Shares Redeemed	(956)	(3,585)

Net Increase (Decrease) from Shares Issued and Redeemed	(408)	(1,734)

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.61		$10.57	$12.24	$11.36	$10.83	$10.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.30	0.51	0.31	0.13	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.52		0.06	(1.67)	0.89	0.53	0.57

Total from Investment Operations	0.68		0.36	(1.16)	1.20	0.66	0.79

Less Distributions:
Net Investment Income	(0.15)		(0.29)	(0.48)	(0.28)	(0.12)	(0.22)
Net Realized Gains	—		(0.03)	(0.03)	(0.04)	(0.01)	(0.01)

Total Distributions	(0.15)		(0.32)	(0.51)	(0.32)	(0.13)	(0.23)

Net Asset Value, End of Period	$11.14		$10.61	$10.57	$12.24	$11.36	$10.83

Total Return	6.40	%(B)	3.39%	(9.59%)	10.60%	6.19%	7.72%

Net Assets, End of Period (thousands)	$68,776		$69,796	$87,883	$72,386	$34,812	$19,602
Ratio of Expenses to Average Net Assets *(C)	0.18	%(D)	0.19%	0.19%	0.20%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21	%(D)	0.22%	0.19%	0.25%	0.46%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.88	%(D)	2.75%	4.43%	2.59%	1.14%	2.07%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(D)	0.13%	0.13%	0.14%	0.16%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, the Dimensional Retirement Income Fund (the “Portfolio”), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Fund shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2024, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the Schedule of Investments.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

9

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2024, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, as listed below. Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover previously assumed expenses to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year expenses were assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered

10

previously assumed expenses during the six months ended April 30, 2024, assumed expenses during the six months ended April 30, 2024, and previously assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for previously assumed expenses by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional Retirement Income Fund	0.06%	—	$9

	Previously Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
Dimensional Retirement Income Fund	$5	$17	$24	$10	$56

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

11

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$33,591	$1,623	$3,081	$(535)	$1,433	$33,031	3,099	$377	—
DFA One-Year Fixed Income Portfolio	22,479	1,918	2,407	(11)	104	22,083	2,157	536	—
U.S. Large Company Portfolio	4,804	481	1,254	139	656	4,826	144	31	$145
U.S. Core Equity 1 Portfolio	4,795	417	1,334	174	773	4,825	127	37	—
Large Cap International Portfolio	1,913	163	500	46	246	1,868	69	28	—
Emerging Markets Core Equity Portfolio	1,202	89	263	11	148	1,187	51	21	—
International Core Equity Portfolio	959	70	236	22	121	936	60	13	—

Total	$69,743	$4,761	$9,075	$(154)	$3,481	$68,756	5,707	$1,043	$145

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional Retirement Income Fund
2022	$3,580	$180	—	$3,760
2023	1,989	252	—	2,241

12

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(92)	—	$(92)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	$40	—	$(1,494)	$(4,433)	$(5,887)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Dimensional Retirement Income Fund	$1,494	$1,494

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$69,726	$4,574	$(3,050)	$1,524

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

13

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Dimensional Retirement Income Fund	6.08%	$192	45	$1	$708	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2024.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

I. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

J. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	3	86%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

15

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

16

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

17

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

18

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the portfolio (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Broadridge Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that the Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

19

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

20

DFA043024-015S 00299863

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2025 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,086.30	0.17%	$0.88
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86
Dimensional 2030 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,108.50	0.17%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2035 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,128.60	0.18%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91
Dimensional 2040 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,145.10	0.19%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.92	0.19%	$0.96
Dimensional 2045 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,165.00	0.21%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06
Dimensional 2050 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,188.30	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06
Dimensional 2055 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,188.00	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06
Dimensional 2060 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,188.40	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06
Dimensional 2065 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,000.00	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.21%	$1.06

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2025 Target Date Retirement Income Fund	99.9%
Dimensional 2030 Target Date Retirement Income Fund	100.0%
Dimensional 2035 Target Date Retirement Income Fund	99.8%
Dimensional 2040 Target Date Retirement Income Fund	99.9%
Dimensional 2045 Target Date Retirement Income Fund	99.8%
Dimensional 2050 Target Date Retirement Income Fund	100.0%
Dimensional 2055 Target Date Retirement Income Fund	99.8%
Dimensional 2060 Target Date Retirement Income Fund	99.8%
Dimensional 2065 Target Date Retirement Income Fund	99.9%

4

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,204,972	$76,805,002
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,529,257	30,742,668
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	419,018	14,003,591
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	368,731	13,978,581
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	202,010	5,446,186
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	149,341	3,457,243
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	175,110	2,728,220
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	55,102	542,751
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	52,283	542,701

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $147,301,102)		$148,246,943

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $120,203)	120,203	120,203

TOTAL INVESTMENTS — (100.0%) (Cost $147,421,305)		$148,367,146

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$148,246,943	—	—	$148,246,943
Temporary Cash Investments	120,203	—	—	120,203

Total Investments in Securities	$148,367,146	—	—	$148,367,146

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	9,893,542	$55,008,095
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	4,227,503	45,065,185
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	790,455	26,417,001
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	696,527	26,405,335
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	380,015	10,245,201
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	282,386	6,537,226
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	562,942	5,544,979
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	534,017	5,543,098
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	329,540	5,134,233

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $177,127,637)		$185,900,353

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$185,900,353	—	—	$185,900,353

Total Investments in Securities	$185,900,353	—	—	$185,900,353

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	9,077,368	$50,470,165
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,009,201	33,727,515
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	887,600	33,648,935
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	486,265	13,109,699
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,060,592	11,305,910
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,028,746	10,133,144
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	976,075	10,131,656
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	360,987	8,356,847
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	422,757	6,586,558

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $158,799,652)		$177,470,429

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $311,549)	311,549	311,549

TOTAL INVESTMENTS — (100.0%) (Cost $159,111,201)		$177,781,978

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$177,470,429	—	—	$177,470,429
Temporary Cash Investments	311,549	—	—	311,549

Total Investments in Securities	$177,781,978	—	—	$177,781,978

See accompanying Notes to Financial Statements.

7

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,245,049	$41,609,543
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,097,365	41,601,101
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,127,832	28,510,743
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	597,990	16,121,817
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,512,389	14,897,025
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,435,034	14,895,654
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	441,725	10,225,930
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	517,324	8,059,911

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $142,456,209)		$175,921,724

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $241,596)	241,596	241,596

TOTAL INVESTMENTS — (100.0%) (Cost $142,697,805)		$176,163,320

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$175,921,724	—	—	$175,921,724
Temporary Cash Investments	241,596	—	—	241,596

Total Investments in Securities	$176,163,320	—	—	$176,163,320

See accompanying Notes to Financial Statements.

8

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,268,665	$48,095,088
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,436,252	47,999,547
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	697,441	18,802,999
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,676,205	16,510,619
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,590,618	16,510,619
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	511,170	11,833,592
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	600,741	9,359,540

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $131,361,751)		$169,112,004

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $373,731)	373,731	373,731

TOTAL INVESTMENTS — (100.0%) (Cost $131,735,482)		$169,485,735

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$169,112,004	—	—	$169,112,004
Temporary Cash Investments	373,731	—	—	373,731

Total Investments in Securities	$169,485,735	—	—	$169,485,735

See accompanying Notes to Financial Statements.

9

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,194,572	$45,286,230
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,353,102	45,220,672
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	650,556	17,539,002
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	480,525	11,124,150
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	563,083	8,772,830
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	409,164	4,030,263
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	388,237	4,029,896

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $102,156,269)		$136,003,043

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$136,003,043	—	—	$136,003,043

Total Investments in Securities	$136,003,043	—	—	$136,003,043

See accompanying Notes to Financial Statements.

10

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	904,787	$30,237,996
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	797,404	30,229,567
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	437,437	11,793,292
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	322,342	7,462,225
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	377,303	5,878,386
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	231,593	2,281,192
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	219,768	2,281,192

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $72,181,232)		$90,163,850

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $188,703)	188,703	188,703

TOTAL INVESTMENTS — (100.0%) (Cost $72,369,935)		$90,352,553

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$90,163,850	—	—	$90,163,850
Temporary Cash Investments	188,703	—	—	188,703

Total Investments in Securities	$90,352,553	—	—	$90,352,553

See accompanying Notes to Financial Statements.

11

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	724,544	$24,214,271
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	638,425	24,202,695
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	349,001	9,409,056
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	257,371	5,958,136
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	300,962	4,688,980
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	185,549	1,827,662
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	176,075	1,827,661

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $57,348,475)		$72,128,461

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $154,281)	154,281	154,281

TOTAL INVESTMENTS — (100.0%) (Cost $57,502,756)		$72,282,742

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$72,128,461	—	—	$72,128,461
Temporary Cash Investments	154,281	—	—	154,281

Total Investments in Securities	$72,282,742	—	—	$72,282,742

See accompanying Notes to Financial Statements.

12

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	188,788	$6,309,290
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	166,355	6,306,519
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	91,613	2,469,895
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	66,686	1,543,794
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	78,930	1,229,728
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	48,320	475,952
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	45,853	475,952

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $17,081,105)		$18,811,130

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $22,227)	22,227	22,227

TOTAL INVESTMENTS — (100.0%) (Cost $17,103,332)		$18,833,357

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$18,811,130	—	—	$18,811,130
Temporary Cash Investments	22,227	—	—	22,227

Total Investments in Securities	$18,833,357	—	—	$18,833,357

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund+	Dimensional 2030 Target Date Retirement Income Fund+	Dimensional 2035 Target Date Retirement Income Fund+	Dimensional 2040 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$148,247	$185,900	$177,470	$175,922
Temporary Cash Investments at Value & Cost	120	—	312	242
Receivables:
Affiliated Investment Companies Sold	—	413	—	—
Dividends and Interest	1	1	1	1
Fund Shares Sold	70	537	554	685
Prepaid Expenses and Other Assets	8	9	11	9

Total Assets	148,446	186,860	178,348	176,859

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	39	—	219	153
Fund Shares Redeemed	184	101	23	7
Line of Credit	—	313	—	—
Accrued Expenses and Other Liabilities	15	15	13	10

Total Liabilities	238	429	255	170

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$148,208	$186,431	$178,093	$176,689

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $148,208; $186,431; $178,093 and $176,689, respectively and shares outstanding of 13,819,729, 15,935,723, 13,738,259 and 11,878,620, respectively, $0.01 Par Value (1)	$10.72	$11.70	$12.96	$14.87

(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$147,301	$177,128	$158,800	$142,456

NET ASSETS CONSIST OF:
Paid-In Capital	$152,066	$184,035	$163,384	$145,275
Total Distributable Earnings (Loss)	(3,858)	2,396	14,709	31,414

NET ASSETS	$148,208	$186,431	$178,093	$176,689

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$169,112	$136,003	$90,164	$72,128	$18,811
Temporary Cash Investments at Value & Cost	374	—	189	154	22
Receivables:
Affiliated Investment Companies Sold	—	73	—	—	—
Dividends and Interest	—	1	—	—	—
Fund Shares Sold	308	478	358	336	65
Due from Advisor	—	—	—	—	2
Prepaid Expenses and Other Assets	9	9	8	10	12

Total Assets	169,803	136,564	90,719	72,628	18,912

LIABILITIES:
Payables:
Due to Custodian	—	18	—	—	—
Affiliated Investment Companies Purchased	291	—	156	131	26
Fund Shares Redeemed	170	40	75	21	4
Due to Advisor	—	2	—	—	—
Accrued Expenses and Other Liabilities	7	5	3	2	—

Total Liabilities	468	65	234	154	30

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$169,335	$136,499	$90,485	$72,474	$18,882

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $169,335; $136,499; $90,485; $72,474 and $18,882, respectively and shares outstanding of 9,855,910, 7,839,948, 5,086,519, 4,049,605 and 1,402,797, respectively, $0.01 Par Value (1)	$17.18	$17.41	$17.79	$17.90	$13.46

(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$131,362	$102,156	$72,181	$57,348	$17,081

NET ASSETS CONSIST OF:
Paid-In Capital	$132,929	$103,820	$73,282	$58,772	$17,086
Total Distributable Earnings (Loss)	36,406	32,679	17,203	13,702	1,796

NET ASSETS	$169,335	$136,499	$90,485	$72,474	$18,882

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$3	$3	$3	$4
Income Distributions Received from Affiliated Investment Companies	2,020	2,568	2,409	2,028

Total Investment Income	2,023	2,571	2,412	2,032

Expenses
Accounting & Transfer Agent Fees	6	6	6	6
Custodian Fees	1	1	1	1
Filing Fees	12	10	12	11
Shareholders’ Reports	6	7	6	6
Directors’/Trustees’ Fees & Expenses	1	—	—	—
Professional Fees	1	1	1	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	11	12	10	8

Total Expenses	38	37	36	34

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1

Net Expenses	38	37	36	33

Net Investment Income (Loss)	1,985	2,534	2,376	1,999

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	444	778	961	1,104
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,692	2,246	1,460	279
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	8,946	13,575	16,176	18,336

Net Realized and Unrealized Gain (Loss)	11,082	16,599	18,597	19,719

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,067	$19,133	$20,973	$21,718

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Dividends	$4	$3	$3	$2	—
Income Distributions Received from Affiliated Investment Companies	1,639	1,156	746	593	$134

Total Investment Income	1,643	1,159	749	595	134

Expenses
Accounting & Transfer Agent Fees	6	5	4	4	1
Custodian Fees	1	1	1	1	1
Filing Fees	11	11	10	10	9
Shareholders’ Reports	6	6	5	5	4
Previously Waived Fees Recovered by Advisor (Note C)	13	11	2	—	—
Other	6	5	3	2	1

Total Expenses	43	39	25	22	16

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2	1	1	3	12

Net Expenses	41	38	24	19	4

Net Investment Income (Loss)	1,602	1,121	725	576	130

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	1,213	1,094	700	554	117
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	81	59	2	2	(10)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	19,963	17,783	11,378	8,939	1,823

Net Realized and Unrealized Gain (Loss)	21,257	18,936	12,080	9,495	1,930

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,859	$20,057	$12,805	$10,071	$2,060

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund		Dimensional 2035 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,985	$5,269	$2,534	$5,727	$2,376	$4,813
Capital Gain Distributions Received from Affiliated Investment Companies	444	1,150	778	1,695	961	2,000
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,692	(3,304)	2,246	(6,089)	1,460	(3,795)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	8,946	(3,483)	13,575	(2,365)	16,176	(614)

Net Increase (Decrease) in Net Assets Resulting from Operations	13,067	(368)	19,133	(1,032)	20,973	2,404

Distributions:
Institutional Class Shares	(3,405)	(7,474)	(3,692)	(7,824)	(3,808)	(7,484)
Capital Share Transactions (1):
Shares Issued	14,630	50,509	21,837	71,293	17,526	61,762
Shares Issued in Lieu of Cash Distributions	3,405	7,474	3,691	7,823	3,808	7,482
Shares Redeemed	(29,061)	(63,182)	(30,780)	(58,677)	(24,401)	(51,132)

Net Increase (Decrease) from Capital Share Transactions	(11,026)	(5,199)	(5,252)	20,439	(3,067)	18,112

Total Increase (Decrease) in Net Assets	(1,364)	(13,041)	10,189	11,583	14,098	13,032
Net Assets
Beginning of Period	149,572	162,613	176,242	164,659	163,995	150,963

End of Period	$148,208	$149,572	$186,431	$176,242	$178,093	$163,995

(1) Shares Issued and Redeemed:
Shares Issued	1,349	4,620	1,863	6,091	1,347	4,903
Shares Issued in Lieu of Cash Distributions	316	691	315	676	296	600
Shares Redeemed	(2,684)	(5,807)	(2,626)	(5,048)	(1,885)	(4,073)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,019)	(496)	(448)	1,719	(242)	1,430

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund		Dimensional 2050 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,999	$3,570	$1,602	$2,684	$1,121	$1,902
Capital Gain Distributions Received from Affiliated Investment Companies	1,104	2,113	1,213	2,148	1,094	1,911
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	279	(1,915)	81	(984)	59	(1,137)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	18,336	3,371	19,963	6,468	17,783	5,508

Net Increase (Decrease) in Net Assets Resulting from Operations	21,718	7,139	22,859	10,316	20,057	8,184

Distributions:
Institutional Class Shares	(3,826)	(5,727)	(3,588)	(4,675)	(2,797)	(3,584)
Capital Share Transactions (1):
Shares Issued	25,293	52,474	24,560	49,087	24,275	43,172
Shares Issued in Lieu of Cash Distributions	3,822	5,723	3,588	4,675	2,797	3,584
Shares Redeemed	(18,225)	(37,829)	(15,782)	(27,808)	(13,374)	(28,510)

Net Increase (Decrease) from Capital Share Transactions	10,890	20,368	12,366	25,954	13,698	18,246

Total Increase (Decrease) in Net Assets	28,782	21,780	31,637	31,595	30,958	22,846
Net Assets
Beginning of Period	147,907	126,127	137,698	106,103	105,541	82,695

End of Period	$176,689	$147,907	$169,335	$137,698	$136,499	$105,541

(1) Shares Issued and Redeemed:
Shares Issued	1,725	3,814	1,465	3,222	1,427	2,843
Shares Issued in Lieu of Cash Distributions	264	419	219	310	169	239
Shares Redeemed	(1,240)	(2,742)	(946)	(1,818)	(790)	(1,878)

Net Increase (Decrease) from Shares Issued and Redeemed	749	1,491	738	1,714	806	1,204

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$725	$1,183	$576	$931	$130	$149
Capital Gain Distributions Received from Affiliated Investment Companies	700	1,088	554	941	117	132
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	2	(576)	2	(788)	(10)	(164)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	11,378	2,928	8,939	2,865	1,823	363

Net Increase (Decrease) in Net Assets Resulting from Operations	12,805	4,623	10,071	3,949	2,060	480

Distributions:
Institutional Class Shares	(1,657)	(2,106)	(1,346)	(1,753)	(130)	(148)
Capital Share Transactions (1):
Shares Issued	18,947	33,905	17,333	26,950	8,635	5,612
Shares Issued in Lieu of Cash Distributions	1,657	2,105	1,346	1,753	130	148
Shares Redeemed	(8,213)	(18,257)	(7,432)	(18,892)	(1,490)	(2,073)

Net Increase (Decrease) from Capital Share Transactions	12,391	17,753	11,247	9,811	7,275	3,687

Total Increase (Decrease) in Net Assets	23,539	20,270	19,972	12,007	9,205	4,019
Net Assets
Beginning of Period	66,946	46,676	52,502	40,495	9,677	5,658

End of Period	$90,485	$66,946	$72,474	$52,502	$18,882	$9,677

(1) Shares Issued and Redeemed:
Shares Issued	1,088	2,179	987	1,719	659	481
Shares Issued in Lieu of Cash Distributions	98	137	79	114	10	13
Shares Redeemed	(474)	(1,169)	(425)	(1,205)	(113)	(182)

Net Increase (Decrease) from Shares Issued and Redeemed	712	1,147	641	628	556	312

See accompanying Notes to Financial Statements.

20

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund							Dimensional 2030 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.08		$10.60	$14.79	$13.23	$12.08	$10.81	$10.76		$11.23	$15.61	$13.44	$12.37	$11.09

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.34	0.74	0.46	0.18	0.25	0.16		0.36	0.63	0.41	0.21	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.74		(0.37)	(3.56)	1.88	1.18	1.28	1.01		(0.32)	(3.87)	2.52	1.11	1.29

Total from Investment Operations	0.88		(0.03)	(2.82)	2.34	1.36	1.53	1.17		0.04	(3.24)	2.93	1.32	1.55
Less Distributions:
Net Investment Income	(0.14)		(0.34)	(0.72)	(0.46)	(0.18)	(0.25)	(0.16)		(0.35)	(0.62)	(0.40)	(0.20)	(0.26)
Net Realized Gains	(0.10)		(0.15)	(0.65)	(0.32)	(0.03)	(0.01)	(0.07)		(0.16)	(0.52)	(0.36)	(0.05)	(0.01)

Total Distributions	(0.24)		(0.49)	(1.37)	(0.78)	(0.21)	(0.26)	(0.23)		(0.51)	(1.14)	(0.76)	(0.25)	(0.27)

Net Asset Value, End of Period	$10.72		$10.08	$10.60	$14.79	$13.23	$12.08	$11.70		$10.76	$11.23	$15.61	$13.44	$12.37

Total Return	8.63	%(B)	(0.51%)	(20.29%)	18.13%	11.36%	14.33%	10.85	%(B)	0.07%	(21.74%)	22.29%	10.80%	14.20%
Net Assets, End of Period (thousands)	$148,208		$149,572	$162,613	$184,318	$167,857	$172,021	$186,431		$176,242	$164,659	$190,639	$146,402	$159,851
Ratio of Expenses to Average Net Assets *(C)	0.17	%(D)	0.18%	0.18%	0.19%	0.21%	0.22%	0.17	%(D)	0.18%	0.20%	0.21%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.17	%(D)	0.18%	0.18%	0.20%	0.21%	0.24%	0.17	%(D)	0.18%	0.20%	0.22%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.56	%(D)	3.12%	5.77%	3.25%	1.44%	2.20%	2.67	%(D)	3.07%	4.71%	2.76%	1.61%	2.21%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(D)	0.12%	0.13%	0.13%	0.15%	0.16%	0.14	%(D)	0.14%	0.14%	0.15%	0.17%	0.18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

21

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund							Dimensional 2040 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.73		$12.03	$16.02	$13.20	$12.45	$11.35	$13.29		$13.08	$16.27	$12.90	$12.65	$11.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.35	0.51	0.33	0.23	0.26	0.17		0.34	0.34	0.24	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.34		(0.08)	(3.72)	3.08	0.78	1.12	1.75		0.44	(2.97)	3.60	0.27	0.92

Total from Investment Operations	1.51		0.27	(3.21)	3.41	1.01	1.38	1.92		0.78	(2.63)	3.84	0.51	1.18

Less Distributions:
Net Investment Income	(0.17)		(0.34)	(0.49)	(0.32)	(0.22)	(0.26)	(0.17)		(0.32)	(0.33)	(0.23)	(0.23)	(0.26)
Net Realized Gains	(0.11)		(0.23)	(0.29)	(0.27)	(0.04)	(0.02)	(0.17)		(0.25)	(0.23)	(0.24)	(0.03)	(0.02)

Total Distributions	(0.28)		(0.57)	(0.78)	(0.59)	(0.26)	(0.28)	(0.34)		(0.57)	(0.56)	(0.47)	(0.26)	(0.28)

Net Asset Value, End of Period	$12.96		$11.73	$12.03	$16.02	$13.20	$12.45	$14.87		$13.29	$13.08	$16.27	$12.90	$12.65

Total Return	12.86	%(B)	2.09%	(20.61%)	26.31%	8.23%	12.42%	14.51	%(B)	5.86%	(16.49%)	30.23%	4.17%	10.25%

Net Assets, End of Period (thousands)	$178,093		$163,995	$150,963	$161,715	$115,093	$129,931	$176,689		$147,907	$126,127	$127,722	$91,658	$105,567
Ratio of Expenses to Average Net Assets *(C)	0.18	%(D)	0.20%	0.21%	0.22%	0.25%	0.26%	0.19	%(D)	0.22%	0.22%	0.23%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.18	%(D)	0.20%	0.21%	0.23%	0.26%	0.29%	0.19	%(D)	0.22%	0.22%	0.24%	0.28%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.66	%(D)	2.82%	3.62%	2.17%	1.78%	2.20%	2.36	%(D)	2.43%	2.34%	1.55%	1.93%	2.16%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14	%(D)	0.15%	0.15%	0.16%	0.19%	0.20%	0.15	%(D)	0.16%	0.16%	0.17%	0.19%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

22

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund							Dimensional 2050 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.10		$14.33	$17.24	$13.10	$12.94	$11.90	$15.00		$14.18	$17.27	$13.04	$12.89	$11.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.32	0.28	0.24	0.25	0.26	0.15		0.29	0.30	0.25	0.25	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	2.30		1.04	(2.76)	4.35	0.18	1.06	2.65		1.10	(2.97)	4.62	0.17	1.06

Total from Investment Operations	2.47		1.36	(2.48)	4.59	0.43	1.32	2.80		1.39	(2.67)	4.87	0.42	1.32

Less Distributions:
Net Investment Income	(0.17)		(0.30)	(0.28)	(0.23)	(0.24)	(0.26)	(0.15)		(0.28)	(0.29)	(0.25)	(0.24)	(0.27)
Net Realized Gains	(0.22)		(0.29)	(0.15)	(0.22)	(0.03)	(0.02)	(0.24)		(0.29)	(0.13)	(0.39)	(0.03)	(0.02)

Total Distributions	(0.39)		(0.59)	(0.43)	(0.45)	(0.27)	(0.28)	(0.39)		(0.57)	(0.42)	(0.64)	(0.27)	(0.29)

Net Asset Value, End of Period	$17.18		$15.10	$14.33	$17.24	$13.10	$12.94	$17.41		$15.00	$14.18	$17.27	$13.04	$12.89

Total Return	16.50	%(B)	9.53%	(14.64%)	35.48%	3.42%	11.32%	18.83	%(B)	9.90%	(15.66%)	38.07%	3.37%	11.28%

Net Assets, End of Period (thousands)	$169,335		$137,698	$106,103	$101,027	$62,585	$78,184	$136,499		$105,541	$82,695	$73,989	$47,328	$63,803
Ratio of Expenses to Average Net Assets *(C)	0.21	%(D)	0.22%	0.22%	0.23%	0.25%	0.26%	0.21	%(D)	0.22%	0.22%	0.23%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21	%(D)	0.22%	0.22%	0.24%	0.29%	0.33%	0.21	%(D)	0.22%	0.22%	0.26%	0.32%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.03	%(D)	2.06%	1.77%	1.47%	1.92%	2.14%	1.79	%(D)	1.92%	1.91%	1.56%	1.95%	2.16%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16	%(D)	0.16%	0.16%	0.17%	0.19%	0.20%	0.15	%(D)	0.16%	0.16%	0.17%	0.19%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

23

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund							Dimensional 2060 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$15.30		$14.46	$17.60	$13.06	$12.88	$11.85	$15.40		$14.56	$17.71	$13.10	$12.94	$11.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.30	0.31	0.26	0.25	0.26	0.16		0.30	0.30	0.25	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	2.71		1.12	(3.04)	4.67	0.19	1.05	2.72		1.13	(3.05)	4.70	0.18	1.07

Total from Investment Operations	2.86		1.42	(2.73)	4.93	0.44	1.31	2.88		1.43	(2.75)	4.95	0.42	1.33

Less Distributions:
Net Investment Income	(0.16)		(0.29)	(0.30)	(0.25)	(0.24)	(0.26)	(0.16)		(0.29)	(0.30)	(0.25)	(0.24)	(0.26)
Net Realized Gains	(0.21)		(0.29)	(0.11)	(0.14)	(0.02)	(0.02)	(0.22)		(0.30)	(0.10)	(0.09)	(0.02)	(0.02)

Total Distributions	(0.37)		(0.58)	(0.41)	(0.39)	(0.26)	(0.28)	(0.38)		(0.59)	(0.40)	(0.34)	(0.26)	(0.28)

Net Asset Value, End of Period	$17.79		$15.30	$14.46	$17.60	$13.06	$12.88	$17.90		$15.40	$14.56	$17.71	$13.10	$12.94

Total Return	18.80	%(B)	9.85%	(15.71%)	38.10%	3.56%	11.26%	18.84	%(B)	9.86%	(15.70%)	38.13%	3.40%	11.37%

Net Assets, End of Period (thousands)	$90,485		$66,946	$46,676	$41,261	$25,074	$32,952	$72,474		$52,502	$40,495	$37,559	$20,934	$23,244
Ratio of Expenses to Average Net Assets *(C)	0.21	%(D)	0.22%	0.22%	0.23%	0.25%	0.27%	0.21	%(D)	0.22%	0.22%	0.23%	0.25%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.21	%(D)	0.23%	0.24%	0.43%	0.40%	0.47%	0.22	%(D)	0.24%	0.26%	0.39%	0.45%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.79	%(D)	1.94%	1.92%	1.57%	1.92%	2.15%	1.80	%(D)	1.93%	1.90%	1.55%	1.91%	2.12%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15	%(D)	0.16%	0.16%	0.17%	0.19%	0.21%	0.15	%(D)	0.16%	0.16%	0.17%	0.19%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

24

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jan 2, 2020 to Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period.	$11.44		$10.60	$12.82	$9.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.23	0.23	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	2.02		0.83	(2.23)	3.38	(0.51)

Total from Investment Operations	2.14		1.06	(2.00)	3.57	(0.34)

Less Distributions:
Net Investment Income	(0.12)		(0.21)	(0.22)	(0.18)	(0.23)
Net Realized Gains	—		(0.01)	(—)	—	—

Total Distributions	(0.12)		(0.22)	(0.22)	(0.18)	(0.23)

Net Asset Value, End of Period	$13.46		$11.44	$10.60	$12.82	$9.43

Total Return	18.74	%(B)	10.00%	(15.66%)	38.01%	(3.18	%)(B)

Net Assets, End of Period (thousands)	$18,882		$9,677	$5,658	$2,483	$954
Ratio of Expenses to Average Net Assets *(C)	0.21	%(D)	0.22%	0.22%	0.23%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.38	%(D)	0.53%	0.85%	2.33%	35.30	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.78	%(D)	1.99%	1.98%	1.61%	2.18	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15	%(D)	0.16%	0.16%	0.17%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which nine portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2024, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	9%
	DFA Inflation-Protected Securities Portfolio (IDG)	2%

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	16%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—

26

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	15%
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	8%

Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—

27

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2024, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its

29

management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover previously assumed expenses to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year expenses were assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously assumed expenses during the six months ended April 30, 2024, assumed expenses during the six months ended April 30, 2024, and previously assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for previously assumed expenses by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional 2025 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2030 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2035 Target Date Retirement Income Fund	0.06%	—	—
Dimensional 2040 Target Date Retirement Income Fund	0.06%	$1	$1
Dimensional 2045 Target Date Retirement Income Fund	0.06%	13	2
Dimensional 2050 Target Date Retirement Income Fund	0.06%	11	1
Dimensional 2055 Target Date Retirement Income Fund	0.06%	2	1
Dimensional 2060 Target Date Retirement Income Fund	0.06%	—	3
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	12

	Previously Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
Dimensional 2050 Target Date Retirement Income Fund	$2	$2	$2	$1	$ 7
Dimensional 2055 Target Date Retirement Income Fund	10	11	8	1	30
Dimensional 2060 Target Date Retirement Income Fund	12	14	13	3	42
Dimensional 2065 Target Date Retirement Income Fund	9	28	22	12	71

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

30

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$73,540	$5,986	$4,621	$(1,003)	$2,902	$76,804	7,205	$842	—
DFA LTIP Portfolio	32,503	2,598	6,024	(1,113)	2,779	30,743	5,529	753	—
U.S. Large Company Portfolio	14,535	944	3,865	1,403	987	14,004	419	95	$444
U.S. Core Equity 1 Portfolio	14,547	507	3,933	1,714	1,144	13,979	369	113	—
Large Cap International Portfolio	5,881	259	1,582	360	528	5,446	202	84	—
Emerging Markets Core Equity Portfolio	3,679	105	811	156	328	3,457	149	63	—
International Core Equity Portfolio	2,950	97	754	184	251	2,728	175	41	—
DFA Short-Term Extended Quality Portfolio	939	12	421	(7)	20	543	52	12	—
DFA Two-Year Global Fixed Income Portfolio	939	17	418	(2)	7	543	55	17	—

Total	$149,513	$10,525	$22,429	$1,692	$8,946	$148,247	14,155	$2,020	$444

Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$51,742	$5,566	$4,297	$(1,412)	$3,410	$55,009	9,894	$1,181	—
DFA Inflation-Protected Securities Portfolio	40,755	4,213	949	(118)	1,164	45,065	4,228	474	—
U.S. Large Company Portfolio	25,592	1,532	4,995	1,300	2,988	26,417	790	171	$778
U.S. Core Equity 1 Portfolio	25,612	682	4,992	1,760	3,343	26,405	697	203	—
Large Cap International Portfolio	10,352	334	2,020	415	1,164	10,245	380	149	—
Emerging Markets Core Equity Portfolio	6,471	174	991	142	741	6,537	282	111	—
DFA Two-Year Global Fixed Income Portfolio	5,774	760	1,045	(9)	65	5,545	563	113	—
DFA Short-Term Extended Quality Portfolio	5,775	723	1,050	(32)	127	5,543	534	94	—
International Core Equity Portfolio	5,191	136	966	200	573	5,134	330	72	—

Total	$177,264	$14,120	$21,305	$2,246	$13,575	$185,900	17,698	$2,568	$778

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$45,159	$5,548	$1,870	$(258)	$1,891	$50,470	9,077	$1,060	—
U.S. Large Company Portfolio	31,516	1,176	4,236	575	4,696	33,727	1,009	214	$961
U.S. Core Equity 1 Portfolio	31,502	258	4,388	758	5,518	33,648	888	254	—
Large Cap International Portfolio	12,719	188	1,735	271	1,667	13,110	486	187	—
DFA Inflation-Protected Securities Portfolio	9,256	1,824	—	—	226	11,306	1,061	107	—
DFA Two-Year Global Fixed Income Portfolio	9,649	994	607	(8)	105	10,133	1,029	193	—
DFA Short-Term Extended Quality Portfolio	9,660	914	603	(22)	183	10,132	976	164	—
Emerging Markets Core Equity Portfolio	7,958	139	822	43	1,039	8,357	361	139	—
International Core Equity Portfolio	6,381	91	837	101	851	6,587	423	91	—

Total	$163,800	$11,132	$15,098	$1,460	$16,176	$177,470	15,310	$2,409	$961

Dimensional 2040 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$35,275	$3,102	$2,789	$131	$5,891	$41,610	1,245	$253	$1,104
U.S. Core Equity 1 Portfolio	35,257	1,773	2,611	218	6,964	41,601	1,097	299	—
DFA LTIP Portfolio	20,699	7,831	502	(80)	562	28,510	5,128	514	—
Large Cap International Portfolio	14,210	843	1,151	48	2,172	16,122	598	216	—
DFA Two-Year Global Fixed Income Portfolio	13,044	2,319	610	(12)	156	14,897	1,512	256	—
DFA Short-Term Extended Quality Portfolio	13,045	2,260	629	(26)	246	14,896	1,435	228	—
Emerging Markets Core Equity Portfolio	9,007	534	570	(19)	1,274	10,226	442	158	—
International Core Equity Portfolio	7,168	334	532	19	1,071	8,060	517	104	—

Total	$147,705	$18,996	$9,394	$279	$18,336	$175,922	11,974	$2,028	$1,104

Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$39,322	$2,417	$1,583	$55	$7,883	$48,095	1,269	$337	—
U.S. Large Company Portfolio	39,322	3,475	1,457	47	6,613	48,000	1,436	284	$1,213
Large Cap International Portfolio	15,869	1,249	773	18	2,440	18,803	697	239	—
DFA Short-Term Extended Quality Portfolio	12,397	4,467	575	(22)	243	16,510	1,591	236	—
DFA Two-Year Global Fixed Income Portfolio	12,397	4,577	625	(7)	168	16,510	1,676	254	—
Emerging Markets Core Equity Portfolio	9,915	845	326	(6)	1,406	11,834	511	175	—
International Core Equity Portfolio	7,911	560	317	(4)	1,210	9,360	601	114	—

Total	$137,133	$17,590	$5,656	$81	$19,963	$169,112	7,781	$1,639	$1,213

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2050 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$34,982	$4,563	$1,427	$36	$7,132	$45,286	1,195	$308	—
U.S. Large Company Portfolio	35,016	5,643	1,443	39	5,966	45,221	1,353	261	$1,094
Large Cap International Portfolio	14,184	1,849	715	2	2,219	17,539	651	217	—
Emerging Markets Core Equity Portfolio	8,855	1,165	169	(10)	1,283	11,124	481	158	—
International Core Equity Portfolio	7,083	810	208	(1)	1,089	8,773	563	104	—
DFA Short-Term Extended Quality Portfolio	2,638	1,601	257	(6)	54	4,030	388	54	—
DFA Two-Year Global Fixed Income Portfolio	2,638	1,597	244	(1)	40	4,030	409	54	—

Total	$105,396	$17,228	$4,463	$59	$17,783	$136,003	5,040	$1,156	$1,094

Dimensional 2055 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$22,160	$4,929	$671	$2	$3,819	$30,239	905	$170	$700
U.S. Core Equity 1 Portfolio	22,137	4,225	699	5	4,562	30,230	797	200	—
Large Cap International Portfolio	8,984	1,798	408	6	1,413	11,793	437	140	—
Emerging Markets Core Equity Portfolio	5,626	1,214	201	(7)	830	7,462	322	102	—
International Core Equity Portfolio	4,495	823	137	—	697	5,878	377	67	—
DFA Short-Term Extended Quality Portfolio	1,650	850	249	(4)	34	2,281	220	32	—
DFA Two-Year Global Fixed Income Portfolio	1,649	853	244	—	23	2,281	232	35	—

Total	$66,701	$14,692	$2,609	$2	$11,378	$90,164	3,290	$746	$700

Dimensional 2060 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$17,442	$4,400	$630	$4	$2,998	$24,214	725	$136	$554
U.S. Core Equity 1 Portfolio	17,443	3,880	711	—	3,591	24,203	638	159	—
Large Cap International Portfolio	7,054	1,506	267	1	1,114	9,408	349	111	—
Emerging Markets Core Equity Portfolio	4,412	1,033	130	(2)	645	5,958	257	81	—
International Core Equity Portfolio	3,540	708	107	1	547	4,689	301	53	—
DFA Short-Term Extended Quality Portfolio	1,306	606	108	(2)	26	1,828	176	26	—
DFA Two-Year Global Fixed Income Portfolio	1,306	611	107	—	18	1,828	186	27	—

Total	$52,503	$12,744	$2,060	$2	$8,939	$72,128	2,632	$593	$554

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	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2065 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$3,201	$2,641	$137	$(1)	$604	$6,308	189	$31	$117
U.S. Core Equity 1 Portfolio	3,203	2,462	86	(1)	729	6,307	166	37	—
Large Cap International Portfolio	1,298	1,022	75	(1)	226	2,470	92	25	—
Emerging Markets Core Equity Portfolio	809	638	39	(5)	141	1,544	67	17	—
International Core Equity Portfolio	649	496	26	(1)	112	1,230	79	12	—
DFA Short-Term Extended Quality Portfolio	243	252	24	(1)	6	476	46	6	—
DFA Two-Year Global Fixed Income Portfolio	243	254	26	—	5	476	48	6	—

Total	$9,646	$7,765	$413	$(10)	$1,823	$18,811	687	$134	$117

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2025 Target Date Retirement Income Fund
2022	$10,203	$7,985	—	$18,188
2023	5,227	2,248	—	7,475
Dimensional 2030 Target Date Retirement Income Fund
2022	8,709	6,426	—	15,135
2023	5,602	2,222	—	7,824
Dimensional 2035 Target Date Retirement Income Fund
2022	5,801	2,915	—	8,716
2023	4,663	2,821	—	7,484

34

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2040 Target Date Retirement Income Fund
2022	$3,035	$1,731	—	$4,766
2023	3,368	2,359	—	5,727
Dimensional 2045 Target Date Retirement Income Fund
2022	1,886	848	—	2,734
2023	2,514	2,161	—	4,675
Dimensional 2050 Target Date Retirement Income Fund
2022	1,560	466	—	2,026
2023	1,854	1,730	—	3,584
Dimensional 2055 Target Date Retirement Income Fund
2022	864	240	—	1,104
2023	1,150	956	—	2,106
Dimensional 2060 Target Date Retirement Income Fund
2022	768	181	—	949
2023	904	849	—	1,753
Dimensional 2065 Target Date Retirement Income Fund
2022	89	—	—	89
2023	140	8	—	148

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2025 Target Date Retirement Income Fund	$(196)	$(301)	$(497)
Dimensional 2030 Target Date Retirement Income Fund	(410)	—	(410)
Dimensional 2035 Target Date Retirement Income Fund	(150)	(228)	(378)
Dimensional 2040 Target Date Retirement Income Fund	(225)	(87)	(312)
Dimensional 2045 Target Date Retirement Income Fund	(174)	(102)	(276)
Dimensional 2050 Target Date Retirement Income Fund	(58)	(217)	(275)
Dimensional 2055 Target Date Retirement Income Fund	(37)	(147)	(184)
Dimensional 2060 Target Date Retirement Income Fund	(29)	(139)	(168)
Dimensional 2065 Target Date Retirement Income Fund	(4)	—	(4)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2025 Target Date Retirement Income Fund	—	$1,413	—	$(14,934)	$(13,521)

35

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2030 Target Date Retirement Income Fund	$94	$1,056	—	$(14,196)	$(13,046)
Dimensional 2035 Target Date Retirement Income Fund	—	1,458	—	(3,915)	(2,457)
Dimensional 2040 Target Date Retirement Income Fund	—	1,877	—	11,647	13,524
Dimensional 2045 Target Date Retirement Income Fund	—	2,041	—	15,094	17,135
Dimensional 2050 Target Date Retirement Income Fund	—	1,681	—	13,737	15,418
Dimensional 2055 Target Date Retirement Income Fund	—	937	—	5,119	6,056
Dimensional 2060 Target Date Retirement Income Fund	—	774	—	4,203	4,977
Dimensional 2065 Target Date Retirement Income Fund	5	—	$(32)	(107)	(134)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Dimensional 2065 Target Date Retirement Income Fund	$32	$32

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2025 Target Date Retirement Income Fund	$154,355	$19,431	$(18,485)	$946
Dimensional 2030 Target Date Retirement Income Fund	186,520	35,005	(26,233)	8,772
Dimensional 2035 Target Date Retirement Income Fund	165,520	40,709	(22,038)	18,671
Dimensional 2040 Target Date Retirement Income Fund	146,181	42,665	(9,199)	33,466
Dimensional 2045 Target Date Retirement Income Fund	134,428	37,750	—	37,750

36

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2050 Target Date Retirement Income Fund	$104,484	$33,847	—	$33,847
Dimensional 2055 Target Date Retirement Income Fund	73,855	17,983	—	17,983
Dimensional 2060 Target Date Retirement Income Fund	59,140	14,780	—	14,780
Dimensional 2065 Target Date Retirement Income Fund	17,117	1,730	—	1,730

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Dimensional 2025 Target Date Retirement Income Fund	6.08%	$406	59	$4	$1,516	—

37

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Dimensional 2030 Target Date Retirement Income Fund	6.08%	$373	58	$4	$1,742	$313
Dimensional 2035 Target Date Retirement Income Fund	6.08%	424	40	3	1,423	—
Dimensional 2040 Target Date Retirement Income Fund	6.08%	535	27	2	1,629	—
Dimensional 2045 Target Date Retirement Income Fund	6.08%	301	23	1	1,036	—
Dimensional 2050 Target Date Retirement Income Fund	6.08%	237	24	1	719	—
Dimensional 2055 Target Date Retirement Income Fund	6.08%	226	17	1	507	—
Dimensional 2060 Target Date Retirement Income Fund	6.08%	234	9	—	363	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

38

H. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios accounting policies or financial statements.

I. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2025 Target Date Retirement Income Fund	8	92%
Dimensional 2030 Target Date Retirement Income Fund	7	86%
Dimensional 2035 Target Date Retirement Income Fund	8	90%
Dimensional 2040 Target Date Retirement Income Fund	7	87%
Dimensional 2045 Target Date Retirement Income Fund	5	82%
Dimensional 2050 Target Date Retirement Income Fund	5	82%
Dimensional 2055 Target Date Retirement Income Fund	5	86%
Dimensional 2060 Target Date Retirement Income Fund	5	91%
Dimensional 2065 Target Date Retirement Income Fund	4	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

39

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

40

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

41

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

42

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

43

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

44

DFA043024-013S 00299861

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2024

EXPENSE TABLES

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,067.10	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,075.60	0.17%	$0.88
Hypothetical 5% Annual Return	$1,000.00	$1,024.02	0.17%	$0.86

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2020 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,078.90	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.18%	$0.91

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	99.8%
Dimensional 2015 Target Date Retirement Income Fund	100.0%
Dimensional 2020 Target Date Retirement Income Fund	100.0%

4

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	656,209	$6,995,185
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	198,814	2,035,854
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	24,628	823,069
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	21,701	822,707
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	11,781	317,626
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	8,731	202,121
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	10,193	158,801

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $10,573,080)		$11,355,363

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250% (Cost $24,486)	24,486	24,486

TOTAL INVESTMENTS — (100.0%) (Cost $10,597,566)		$11,379,849

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,355,363	—	—	$11,355,363
Temporary Cash Investments	24,486	—	—	24,486

Total Investments in Securities	$11,379,849	—	—	$11,379,849

See accompanying Notes to Financial Statements.

5

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,907,862	$20,337,807
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	73,305	2,449,843
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	64,544	2,446,850
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	35,316	952,128
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	149,601	831,785
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	26,032	602,652
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,570	476,279

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $26,116,683)		$28,097,344

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$28,097,344	—	—	$28,097,344

Total Investments in Securities	$28,097,344	—	—	$28,097,344

See accompanying Notes to Financial Statements.

6

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	4,575,719	$48,777,169
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,589,059	8,835,165
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	201,467	6,733,019
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	177,315	6,722,001
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	96,855	2,611,218
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	71,839	1,663,067
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	83,861	1,306,559

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,031,894)		$76,648,198

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$76,648,198	—	—	$76,648,198

Total Investments in Securities	$76,648,198	—	—	$76,648,198

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$11,355	$28,097	$76,648
Temporary Cash Investments at Value & Cost	24	—	—
Receivables:
Affiliated Investment Companies Sold	—	—	484
Fund Shares Sold	2	5	29
Due from Advisor	3	2	1
Prepaid Expenses and Other Assets	9	8	9

Total Assets	11,393	28,112	77,171

LIABILITIES:
Payables:
Due to Custodian	—	1	—
Affiliated Investment Companies Purchased	25	—	—
Fund Shares Redeemed	—	30	1
Line of Credit	—	—	441
Accrued Expenses and Other Liabilities	3	4	14

Total Liabilities	28	35	456

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,365	$28,077	$76,715

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $11,365; $28,077 and $76,715, respectively and shares outstanding of 1,018,960, 2,619,034 and 7,206,796, respectively, $0.01 Par Value (1)	$11.15	$10.72	$10.64

(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$10,573	$26,117	$74,032

NET ASSETS CONSIST OF:
Paid-In Capital	$10,965	$26,396	$76,092
Total Distributable Earnings (Loss)	400	1,681	623

NET ASSETS	$11,365	$28,077	$76,715

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Dividends	—	—	$1
Income Distributions Received from Affiliated Investment Companies	$196	$323	1,049

Total Investment Income	196	323	1,050

Expenses
Accounting & Transfer Agent Fees	2	2	6
Custodian Fees	—	1	1
Filing Fees	9	10	11
Shareholders’ Reports	5	5	8
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1
Other	3	4	8

Total Expenses	19	22	35

Fees Waived, Expenses Reimbursed by Advisor (Note C)	14	13	9

Net Expenses	5	9	26

Net Investment Income (Loss)	191	314	1,024

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	35	75	225
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	587	584	1,222
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	283	1,278	4,506

Net Realized and Unrealized Gain (Loss)	905	1,937	5,953

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,096	$2,251	$6,977

See accompanying Notes to Financial Statements.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund		Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$191	$547	$314	$976	$1,024	$2,916
Capital Gain Distributions Received from Affiliated Investment Companies	35	105	75	190	225	524
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	587	(239)	584	(142)	1,222	(1,361)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	283	193	1,278	(368)	4,506	(1,082)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,096	606	2,251	656	6,977	997

Distributions:
Institutional Class Shares	(181)	(535)	(613)	(959)	(1,176)	(3,487)
Capital Share Transactions (1):
Shares Issued	946	5,972	684	7,605	3,070	21,930
Shares Issued in Lieu of Cash Distributions	181	535	613	959	1,176	3,487
Shares Redeemed	(7,386)	(10,522)	(4,717)	(11,938)	(19,229)	(37,877)

Net Increase (Decrease) from Capital Share Transactions	(6,259)	(4,015)	(3,420)	(3,374)	(14,983)	(12,460)

Total Increase (Decrease) in Net Assets	(5,344)	(3,944)	(1,782)	(3,677)	(9,182)	(14,950)
Net Assets
Beginning of Period	16,709	20,653	29,859	33,536	85,897	100,847

End of Period	$11,365	$16,709	$28,077	$29,859	$76,715	$85,897

(1) Shares Issued and Redeemed:
Shares Issued	85	542	64	721	287	2,053
Shares Issued in Lieu of Cash Distributions	16	49	58	91	110	330
Shares Redeemed	(664)	(961)	(440)	(1,128)	(1,785)	(3,532)

Net Increase (Decrease) from Shares Issued and Redeemed	(563)	(370)	(318)	(316)	(1,388)	(1,149)

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund							Dimensional 2015 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.57		$10.59	$12.82	$11.84	$11.13	$10.32	$10.17		$10.31	$13.18	$12.20	$11.28	$10.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15		0.30	0.66	0.41	0.14	0.23	0.11		0.31	0.72	0.47	0.14	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	0.56		(0.01)	(2.11)	1.18	0.76	0.80	0.66		(0.14)	(2.55)	1.27	0.93	0.94

Total from Investment Operations	0.71		0.29	(1.45)	1.59	0.90	1.03	0.77		0.17	(1.83)	1.74	1.07	1.17

Less Distributions:
Net Investment Income	(0.13)		(0.31)	(0.64)	(0.41)	(0.14)	(0.22)	(0.11)		(0.31)	(0.74)	(0.46)	(0.14)	(0.23)
Net Realized Gains	—		—	(0.14)	(0.20)	(0.05)	—	(0.11)		—	(0.30)	(0.30)	(0.01)	(—)

Total Distributions	(0.13)		(0.31)	(0.78)	(0.61)	(0.19)	(0.22)	(0.22)		(0.31)	(1.04)	(0.76)	(0.15)	(0.23)

Net Asset Value, End of Period	$11.15		$10.57	$10.59	$12.82	$11.84	$11.13	$10.72		$10.17	$10.31	$13.18	$12.20	$11.28

Total Return	6.71	%(B)	2.68%	(11.62%)	13.65%	8.09%	10.09%	7.56	%(B)	1.58%	(14.53%)	14.68%	9.58%	11.39%

Net Assets, End of Period (thousands)	$11,365		$16,709	$20,653	$25,985	$18,952	$19,681	$28,077		$29,859	$33,536	$45,672	$41,450	$51,570
Ratio of Expenses to Average Net Assets *(C)	0.18	%(D)	0.18%	0.18%	0.19%	0.20%	0.21%	0.17	%(D)	0.17%	0.17%	0.18%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.38	%(D)	0.30%	0.24%	0.34%	0.45%	0.55%	0.26	%(D)	0.24%	0.19%	0.25%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets	2.65	%(D)	2.74%	5.55%	3.25%	1.22%	2.10%	2.13	%(D)	2.89%	6.02%	3.69%	1.23%	2.09%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(D)	0.12%	0.12%	0.13%	0.14%	0.15%	0.11	%(D)	0.11%	0.11%	0.12%	0.13%	0.13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$9.99		$10.35	$13.80	$12.66	$11.60	$10.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13		0.32	0.76	0.48	0.15	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.66		(0.29)	(3.01)	1.35	1.12	1.11

Total from Investment Operations	0.79		0.03	(2.25)	1.83	1.27	1.35

Less Distributions:
Net Investment Income	(0.12)		(0.32)	(0.76)	(0.48)	(0.15)	(0.24)
Net Realized Gains	(0.02)		(0.07)	(0.44)	(0.21)	(0.06)	(0.03)

Total Distributions	(0.14)		(0.39)	(1.20)	(0.69)	(0.21)	(0.27)

Net Asset Value, End of Period	$10.64		$9.99	$10.35	$13.80	$12.66	$11.60

Total Return	7.89	%(B)	0.18%	(17.18%)	14.83%	11.11%	12.94%

Net Assets, End of Period (thousands)	$76,715		$85,897	$100,847	$131,477	$125,810	$120,380
Ratio of Expenses to Average Net Assets *(C)	0.18	%(D)	0.19%	0.19%	0.19%	0.20%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(C)	0.20	%(D)	0.20%	0.18%	0.20%	0.22%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.37	%(D)	3.00%	6.20%	3.60%	1.27%	2.15%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(D)	0.13%	0.13%	0.13%	0.14%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, three of which, the Dimensional 2010 Target Date Retirement Income Fund, the Dimensional 2015 Target Date Retirement Income Fund, and the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2024, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—

13

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/24
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	4%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

14

fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the six months ended April 30, 2024, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover previously assumed expenses to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year expenses were assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously assumed expenses during the six months ended April 30, 2024, assumed expenses during the six months ended April 30, 2024, and previously assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for previously assumed expenses by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional 2010 Target Date Retirement Income Fund	0.06%	—	$14
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	13

15

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses	Assumed Expenses
Dimensional 2020 Target Date Retirement Income Fund	0.06%	$1	$9

	Previously Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
Dimensional 2010 Target Date Retirement Income Fund	$13	$17	$24	$14	$68
Dimensional 2015 Target Date Retirement Income Fund	14	16	21	13	64
Dimensional 2020 Target Date Retirement Income Fund	2	8	12	9	31

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	—
Dimensional 2020 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

16

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$10,588	$220	$4,110	$(241)	$537	$6,994	656	$114	—
DFA One-Year Fixed Income Portfolio	2,661	397	1,035	11	1	2,035	199	54	—
U.S. Core Equity 1 Portfolio	1,205	71	681	350	(121)	824	22	8	—
U.S. Large Company Portfolio	1,209	85	664	313	(120)	823	25	6	$35
Large Cap International Portfolio	485	23	259	73	(4)	318	12	6	—
Emerging Markets Core Equity Portfolio	304	14	153	43	(6)	202	9	5	—
International Core Equity Portfolio	243	8	126	38	(4)	159	10	3	—

Total	$16,695	$818	$7,028	$587	$283	$11,355	933	$196	$35

Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$21,633	$418	$2,297	$(67)	$649	$20,336	1,908	$235	—
U.S. Large Company Portfolio	2,551	105	621	270	146	2,451	73	16	$75
U.S. Core Equity 1 Portfolio	2,544	50	641	328	166	2,447	65	19	—
Large Cap International Portfolio	1,030	25	257	70	84	952	35	14	—
DFA LTIP Portfolio	1,011	48	284	(83)	140	832	150	21	—
Emerging Markets Core Equity Portfolio	644	13	138	30	54	603	26	11	—
International Core Equity Portfolio	516	10	125	36	39	476	31	7	—

Total	$29,929	$669	$4,363	$584	$1,278	$28,097	2,288	$323	$75

Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$54,552	$1,125	$8,417	$(786)	$2,301	$48,775	4,576	$614	—
DFA LTIP Portfolio	10,247	404	2,398	(576)	1,158	8,835	1,589	234	—
U.S. Large Company Portfolio	7,359	325	2,185	954	280	6,733	201	48	$225
U.S. Core Equity 1 Portfolio	7,351	152	2,252	1,112	361	6,724	177	57	—
Large Cap International Portfolio	2,984	58	887	257	199	2,611	97	43	—
Emerging Markets Core Equity Portfolio	1,869	37	488	136	109	1,663	72	32	—
International Core Equity Portfolio	1,493	23	432	125	98	1,307	84	21	—

Total	$85,855	$2,124	$17,059	$1,222	$4,506	$76,648	6,796	$1,049	$225

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

17

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2022	$1,450	$233	—	$1,683
2023	535	—	—	535
Dimensional 2015 Target Date Retirement Income Fund
2022	2,487	1,035	—	3,522
2023	959	—	—	959
Dimensional 2020 Target Date Retirement Income Fund
2022	7,431	4,196	—	11,627
2023	2,873	614	—	3,487

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(12)	—	$(12)
Dimensional 2015 Target Date Retirement Income Fund	(69)	$(14)	(83)
Dimensional 2020 Target Date Retirement Income Fund	(76)	(81)	(157)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	—	—	$(359)	$(156)	$(515)
Dimensional 2015 Target Date Retirement Income Fund	—	$298	—	(252)	46

18

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2020 Target Date Retirement Income Fund	—	$146	—	$(5,327)	$(5,181)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the following Portfolio had capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Dimensional 2010 Target Date Retirement Income Fund	$359	$359

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$11,252	$1,142	$(359)	$783
Dimensional 2015 Target Date Retirement Income Fund	27,071	3,417	(1,436)	1,981
Dimensional 2020 Target Date Retirement Income Fund	77,469	9,468	(6,851)	2,617

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

19

parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
Dimensional 2010 Target Date Retirement Income Fund	6.08%	$83	16	—	$176	—
Dimensional 2015 Target Date Retirement Income Fund	6.08%	137	35	$1	306	—
Dimensional 2020 Target Date Retirement Income Fund	6.08%	420	35	2	899	$441

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20

I. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios accounting policies or financial statements.

J. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	4	73%
Dimensional 2015 Target Date Retirement Income Fund	9	85%
Dimensional 2020 Target Date Retirement Income Fund	6	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

21

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

22

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

24

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

25

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

26

DFA043024-014S 00299862

Semi-Annual Report

Six Months Ended: April 30, 2024 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio

U.S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

Emerging Markets Sustainability Core 1 Portfolio

DFA Global Sustainability Fixed Income Portfolio

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically.

Financial statements will no longer be included in the shareholder report but will be available at https://www.dimensional.com/us-en/document-center, can be mailed by sending a request to Dimensional Fund Advisors, LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or can be accessed on the SEC’s website at www.sec.gov. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly, by calling (888) 576-1167, or by sending an e-mail request to document_requests@dimensional.com.

June 2024

Dear Shareholder,

For more than 40 years, Dimensional’s commitment to research, rigor, and pursuing higher expected returns has provided data-driven solutions for investors. Our evidence-based approach, which combines Nobel Prize-winning insights with decades of expertise managing portfolios, guides us at every point in the investment process.

We use the information in prices to seek higher returns and manage risk while maintaining low costs and diversification. Our systematic approach to investing can be implemented consistently around the world and across asset classes.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CO-CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SOFR	Secured Overnight Financing Rate

USTMMR	U.S. Treasury Money Market Rate

AUD	Australian Dollars

CAD	Canadian Dollars

EUR	Euro

GBP	British Pounds

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollars

Investment Footnotes

†	See Note B to Financial Statements.
‡

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
(r)	The adjustable rate shown is effective as of April 30, 2024.
∞	Rates reflect the effective yields at purchase date.

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Annualized

(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2024
EXPENSE TABLES
	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,219.50	0.16%	$0.88
Hypothetical 5% Annual Return	$1,000.00	$1,024.07	0.16%	$0.81
U.S. Sustainability Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,192.70	0.34%	$1.85
Hypothetical 5% Annual Return	$1,000.00	$1,023.17	0.34%	$1.71

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,181.80	0.23%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.72	0.23%	$1.16
Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,147.90	0.44%	$2.35
Hypothetical 5% Annual Return	$1,000.00	$1,022.68	0.44%	$2.21
DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,068.00	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.77	0.22%	$1.11

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 28, 2024. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

U.S. Sustainability Core 1 Portfolio
Communication Services	9.3%
Consumer Discretionary	12.4%
Consumer Staples	5.8%
Energy	2.3%
Financials	16.5%
Health Care	12.4%
Industrials	13.8%
Information Technology	23.5%
Materials	2.9%
Real Estate	0.3%
Utilities	0.8%

100.0%

U.S. Sustainability Targeted Value
Portfolio
Communication Services	3.6%
Consumer Discretionary	17.2%
Consumer Staples	3.8%
Energy	4.6%
Financials	27.0%
Health Care	6.8%
Industrials	19.3%
Information Technology	9.5%
Materials	6.4%
Real Estate	1.4%
Utilities	0.4%

100.0%

International Sustainability Core 1
Portfolio
Communication Services	4.9%
Consumer Discretionary	14.1%
Consumer Staples	6.4%
Energy	1.6%
Financials	20.3%
Health Care	10.5%
Industrials	21.1%
Information Technology	9.3%
Materials	7.4%
Real Estate	2.2%
Utilities	2.2%

100.0%

Emerging Markets Sustainability Core 1
Portfolio
Communication Services	7.7%
Consumer Discretionary	13.2%
Consumer Staples	6.4%
Energy	1.7%
Financials	19.7%
Health Care	5.4%
Industrials	12.1%
Information Technology	21.1%
Materials	7.3%
Real Estate	2.9%
Utilities	2.5%

100.0%

DFA Global Sustainability Fixed Income
Portfolio
Communications	3.0%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	7.9%
Financials	34.1%
Foreign Government	26.0%
Industrials	7.4%
Supranational	4.9%
Technology	4.8%
U.S. Government	7.0%

100.0%

5

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (9.1%)
* Alphabet, Inc., Class A	735,459	$119,718,016	1.9%
* Alphabet, Inc., Class C	676,392	111,361,179	1.8%
Comcast Corp., Class A	733,926	27,969,920	0.5%
Meta Platforms, Inc., Class A	429,226	184,640,148	2.9%
* Netflix, Inc.	42,854	23,597,127	0.4%
Verizon Communications, Inc.	605,467	23,909,892	0.4%
Walt Disney Co.	186,308	20,698,819	0.3%
Other Securities		81,560,476	1.0%

TOTAL COMMUNICATION SERVICES		593,455,577	9.2%

CONSUMER DISCRETIONARY — (12.2%)
* Amazon.com, Inc.	885,420	154,948,500	2.4%
Booking Holdings, Inc.	6,994	24,143,498	0.4%
Home Depot, Inc.	163,348	54,594,169	0.9%
NIKE, Inc., Class B	214,659	19,804,439	0.3%
* Tesla, Inc.	312,132	57,207,553	0.9%
Other Securities		482,969,091	7.5%

TOTAL CONSUMER DISCRETIONARY		793,667,250	12.4%

CONSUMER STAPLES — (5.6%)
Coca-Cola Co.	581,190	35,900,106	0.6%
Costco Wholesale Corp.	74,525	53,874,123	0.8%
PepsiCo, Inc.	121,503	21,373,593	0.3%
Procter & Gamble Co.	279,145	45,556,464	0.7%
Walmart, Inc.	653,522	38,786,531	0.6%
Other Securities		173,096,634	2.7%

TOTAL CONSUMER STAPLES		368,587,451	5.7%

ENERGY — (2.3%)
Marathon Petroleum Corp.	114,768	20,855,641	0.3%
Valero Energy Corp.	121,413	19,410,296	0.3%
Other Securities		107,076,536	1.7%

TOTAL ENERGY		147,342,473	2.3%

FINANCIALS — (16.2%)
American Express Co.	98,561	23,066,231	0.4%
Bank of America Corp.	593,476	21,964,547	0.4%
JPMorgan Chase & Co.	361,711	69,354,467	1.1%
Mastercard, Inc., Class A	125,721	56,725,315	0.9%
Travelers Cos., Inc.	100,687	21,361,754	0.3%
# Visa, Inc., Class A	235,534	63,266,788	1.0%
Other Securities		799,790,169	12.4%

TOTAL FINANCIALS		1,055,529,271	16.5%

HEALTH CARE — (12.1%)
AbbVie, Inc.	269,102	43,766,749	0.7%
Amgen, Inc.	87,600	23,997,144	0.4%
Cigna Group	68,560	24,478,662	0.4%

6

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Elevance Health, Inc.	44,081	$23,300,335	0.4%
Eli Lilly & Co.	76,168	59,494,825	0.9%
Johnson & Johnson	417,006	60,294,898	1.0%
Merck & Co., Inc.	229,731	29,685,840	0.5%
Pfizer, Inc.	1,135,847	29,100,400	0.5%
Thermo Fisher Scientific, Inc.	36,770	20,911,834	0.3%
UnitedHealth Group, Inc.	174,757	84,529,961	1.3%
Other Securities		393,049,523	6.0%

TOTAL HEALTH CARE		792,610,171	12.4%

INDUSTRIALS — (13.5%)
Automatic Data Processing, Inc.	79,540	19,239,931	0.3%
Caterpillar, Inc.	96,606	32,321,469	0.5%
Deere & Co.	53,725	21,028,502	0.3%
Other Securities		810,872,847	12.7%

TOTAL INDUSTRIALS		883,462,749	13.8%

INFORMATION TECHNOLOGY — (23.1%)
Accenture PLC, Class A	90,040	27,093,936	0.4%
* Adobe, Inc.	53,343	24,688,741	0.4%
* Advanced Micro Devices, Inc.	157,141	24,887,992	0.4%
Apple, Inc.	1,776,476	302,587,157	4.7%
Applied Materials, Inc.	122,619	24,358,264	0.4%
Broadcom, Inc.	74,684	97,109,365	1.5%
Cisco Systems, Inc.	538,922	25,318,556	0.4%
International Business Machines Corp.	161,754	26,883,515	0.4%
Microsoft Corp.	512,070	199,364,213	3.1%
NVIDIA Corp.	336,121	290,415,266	4.5%
Oracle Corp.	207,914	23,650,218	0.4%
QUALCOMM, Inc.	199,612	33,105,650	0.5%
Other Securities		409,024,920	6.4%

TOTAL INFORMATION TECHNOLOGY		1,508,487,793	23.5%

MATERIALS — (2.9%)
Other Securities		186,581,800	2.9%

REAL ESTATE — (0.3%)
Other Securities		21,794,548	0.3%

UTILITIES — (0.8%)
Other Securities		53,030,839	0.8%

TOTAL COMMON STOCKS		6,404,549,922	99.8%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		125,300	0.0%

TOTAL PREFERRED STOCKS		125,300	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,649,129,845)		6,404,675,222

7

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	12,234,706	$12,234,706	0.2%

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	9,632,999	111,434,528	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $3,772,798,546)		$6,528,344,456	101.7%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$593,444,313	$11,264	—		$593,455,577
Consumer Discretionary	793,667,250	—	—		793,667,250
Consumer Staples	368,587,451	—	—		368,587,451
Energy	147,342,473	—	—		147,342,473
Financials	1,055,529,271	—	—		1,055,529,271
Health Care	792,461,259	—	$148,912		792,610,171
Industrials	883,462,749	—	—		883,462,749
Information Technology	1,508,439,932	47,861	—		1,508,487,793
Materials	186,579,017	—	2,783		186,581,800
Real Estate	21,794,548	—	—		21,794,548
Utilities	53,030,839	—	—		53,030,839
Preferred Stocks
Industrials	125,300	—	—		125,300
Temporary Cash Investments	12,234,706	—	—		12,234,706
Securities Lending Collateral	—	111,434,528	—		111,434,528

Total Investments in Securities	$6,416,699,108	$111,493,653	$151,695	<>	$6,528,344,456

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

8

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (3.5%)
Nexstar Media Group, Inc.	9,308	$1,489,838	0.4%
Other Securities		12,978,984	3.2%

TOTAL COMMUNICATION SERVICES		14,468,822	3.6%

CONSUMER DISCRETIONARY — (16.8%)
* Abercrombie & Fitch Co., Class A	14,721	1,788,896	0.4%
BorgWarner, Inc.	55,202	1,808,970	0.5%
Gap, Inc.	79,349	1,628,241	0.4%
Lithia Motors, Inc.	5,925	1,507,201	0.4%
* Modine Manufacturing Co.	14,884	1,378,705	0.3%
* Mohawk Industries, Inc.	14,558	1,678,829	0.4%
Penske Automotive Group, Inc.	13,166	2,013,213	0.5%
PVH Corp.	16,074	1,748,851	0.4%
* Taylor Morrison Home Corp.	28,582	1,600,878	0.4%
Toll Brothers, Inc.	25,249	3,007,408	0.7%
Other Securities		51,391,951	12.7%

TOTAL CONSUMER DISCRETIONARY		69,553,143	17.1%

CONSUMER STAPLES — (3.8%)
* Darling Ingredients, Inc.	32,339	1,370,203	0.4%
Ingredion, Inc.	12,984	1,487,837	0.4%
* Post Holdings, Inc.	15,736	1,670,376	0.4%
* U.S. Foods Holding Corp.	34,691	1,743,223	0.4%
Other Securities		9,335,463	2.2%

TOTAL CONSUMER STAPLES		15,607,102	3.8%

ENERGY — (4.5%)
* Antero Resources Corp.	46,328	1,575,615	0.4%
HF Sinclair Corp.	46,398	2,517,091	0.6%
Range Resources Corp.	51,093	1,834,750	0.5%
TechnipFMC PLC	86,764	2,222,894	0.6%
#* Transocean Ltd.	257,339	1,343,309	0.3%
Other Securities		9,014,277	2.1%

TOTAL ENERGY		18,507,936	4.5%

FINANCIALS — (26.5%)
Ally Financial, Inc.	50,877	1,951,133	0.5%
East West Bancorp, Inc.	21,537	1,604,291	0.4%
Jefferies Financial Group, Inc.	35,304	1,520,190	0.4%
Old Republic International Corp.	63,596	1,898,977	0.5%
Popular, Inc.	16,467	1,399,530	0.4%
SouthState Corp.	18,392	1,392,274	0.4%
Unum Group	41,877	2,123,164	0.5%
Webster Financial Corp.	30,758	1,348,123	0.3%
Zions Bancorp NA	33,088	1,349,329	0.3%
Other Securities		94,876,806	23.3%

TOTAL FINANCIALS		109,463,817	27.0%

9

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (6.7%)
Universal Health Services, Inc., Class B	16,077	$2,740,003	0.7%
Other Securities		24,825,835	6.1%

TOTAL HEALTH CARE		27,565,838	6.8%

INDUSTRIALS — (18.9%)
AGCO Corp.	13,591	1,551,956	0.4%
Air Lease Corp.	37,705	1,894,299	0.5%
Boise Cascade Co.	11,682	1,545,178	0.4%
Encore Wire Corp.	4,821	1,346,795	0.3%
Knight-Swift Transportation Holdings, Inc.	36,488	1,686,840	0.4%
Mueller Industries, Inc.	26,233	1,464,326	0.4%
Regal Rexnord Corp.	13,998	2,258,857	0.6%
UFP Industries, Inc.	12,828	1,445,716	0.4%
U-Haul Holding Co.	26,313	1,613,513	0.4%
WESCO International, Inc.	11,778	1,799,089	0.4%
Other Securities		61,678,737	15.1%

TOTAL INDUSTRIALS		78,285,306	19.3%

INFORMATION TECHNOLOGY — (9.3%)
Amkor Technology, Inc.	66,375	2,147,231	0.5%
* Arrow Electronics, Inc.	18,498	2,361,640	0.6%
Avnet, Inc.	33,784	1,651,024	0.4%
* Flex Ltd.	60,045	1,720,289	0.4%
TD SYNNEX Corp.	19,597	2,309,310	0.6%
Other Securities		28,360,444	7.0%

TOTAL INFORMATION TECHNOLOGY		38,549,938	9.5%

MATERIALS — (6.3%)
Commercial Metals Co.	32,834	1,764,499	0.4%
Mosaic Co.	48,401	1,519,307	0.4%
Westrock Co.	37,192	1,783,728	0.4%
Other Securities		20,936,596	5.2%

TOTAL MATERIALS		26,004,130	6.4%

REAL ESTATE — (1.4%)
* Jones Lang LaSalle, Inc.	10,107	1,826,335	0.5%
Other Securities		3,794,689	0.9%

TOTAL REAL ESTATE		5,621,024	1.4%

UTILITIES — (0.4%)
Other Securities		1,718,855	0.4%

TOTAL COMMON STOCKS (Cost $339,649,985)		405,345,911	99.8%

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 5.250%	1,578,636	1,578,636	0.4%

10

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	556,178	$6,433,868	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $347,662,488)		$413,358,415	101.8%

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$14,464,776	$4,046	—		$14,468,822
Consumer Discretionary	69,553,143	—	—		69,553,143
Consumer Staples	15,607,102	—	—		15,607,102
Energy	18,507,936	—	—		18,507,936
Financials	109,463,817	—	—		109,463,817
Health Care	27,552,378	—	$13,460		27,565,838
Industrials	78,285,306	—	—		78,285,306
Information Technology	38,519,584	30,354	—		38,549,938
Materials	26,004,130	—	—		26,004,130
Real Estate	5,621,024	—	—		5,621,024
Utilities	1,718,855	—	—		1,718,855
Temporary Cash Investments	1,578,636	—	—		1,578,636
Securities Lending Collateral	—	6,433,868	—		6,433,868

Total Investments in Securities	$406,876,687	$6,468,268	$13,460	<>	$413,358,415

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

11

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.5%)
AUSTRALIA — (5.1%)
Commonwealth Bank of Australia	161,290	$11,817,643	0.4%
Other Securities		164,915,198	4.9%

TOTAL AUSTRALIA		176,732,841	5.3%

AUSTRIA — (0.3%)
Other Securities		10,442,653	0.3%

BELGIUM — (0.9%)
Other Securities		32,628,108	1.0%

CANADA — (8.8%)
Constellation Software, Inc.	3,958	10,190,143	0.3%
Fairfax Financial Holdings Ltd.	8,844	9,615,300	0.3%
# Royal Bank of Canada	108,384	10,494,823	0.3%
Other Securities		277,569,405	8.4%

TOTAL CANADA		307,869,671	9.3%

CHINA — (0.0%)
Other Securities		261,822	0.0%

DENMARK — (4.3%)
Novo Nordisk AS, Class B	665,193	85,305,810	2.6%
Other Securities		62,865,176	1.9%

TOTAL DENMARK		148,170,986	4.5%

FINLAND — (1.7%)
Other Securities		58,926,358	1.8%

FRANCE — (8.6%)
Airbus SE	93,989	15,466,617	0.5%
BNP Paribas SA	148,407	10,679,644	0.3%
Hermes International SCA	7,917	18,953,221	0.6%
L’Oreal SA	50,782	23,809,301	0.7%
LVMH Moet Hennessy Louis Vuitton SE	56,840	46,690,423	1.4%
Safran SA	51,848	11,242,310	0.4%
# Sanofi SA	113,576	11,220,520	0.3%
Schneider Electric SE	55,318	12,613,244	0.4%
# Vinci SA	76,416	8,954,129	0.3%
Other Securities		140,084,951	4.2%

TOTAL FRANCE		299,714,360	9.1%

GERMANY — (6.3%)
Allianz SE	36,020	10,221,937	0.3%
Mercedes-Benz Group AG	185,781	14,052,640	0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,050	11,017,205	0.3%
SAP SE	79,831	14,414,855	0.4%
Siemens AG	111,880	20,958,872	0.6%

12

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$147,826,896	4.6%

TOTAL GERMANY		218,492,405	6.6%

HONG KONG — (1.1%)
AIA Group Ltd.	1,521,200	11,141,806	0.4%
Other Securities		26,056,914	0.7%

TOTAL HONG KONG		37,198,720	1.1%

IRELAND — (0.6%)
Other Securities		22,207,770	0.7%

ISRAEL — (0.6%)
Other Securities		22,284,725	0.7%

ITALY — (2.3%)
Other Securities		78,742,828	2.4%

JAPAN — (19.7%)
Fast Retailing Co. Ltd.	33,900	8,863,800	0.3%
Mitsubishi UFJ Financial Group, Inc.	928,000	9,244,133	0.3%
Nintendo Co. Ltd.	280,000	13,655,312	0.4%
Recruit Holdings Co. Ltd.	375,900	16,189,020	0.5%
Shin-Etsu Chemical Co. Ltd.	256,900	9,944,327	0.3%
Sony Group Corp.	204,300	16,885,668	0.5%
Tokyo Electron Ltd.	73,500	16,121,912	0.5%
Toyota Motor Corp.	1,529,800	34,892,558	1.1%
Other Securities		560,748,132	16.8%

TOTAL JAPAN		686,544,862	20.7%

NETHERLANDS — (5.4%)
ASML Holding NV	6,365	5,543,918	0.2%
ASML Holding NV	67,911	59,250,310	1.8%
ING Groep NV	573,584	9,068,515	0.3%
Wolters Kluwer NV	98,561	14,755,220	0.4%
Other Securities		98,302,694	2.9%

TOTAL NETHERLANDS		186,920,657	5.6%

NEW ZEALAND — (0.3%)
Other Securities		9,440,667	0.3%

NORWAY — (0.6%)
Other Securities		21,363,953	0.6%

PORTUGAL — (0.2%)
Other Securities		5,207,307	0.2%

SINGAPORE — (0.7%)
Other Securities		24,359,815	0.7%

SPAIN — (2.7%)
Amadeus IT Group SA	155,557	9,873,813	0.3%
# Banco Santander SA	2,061,320	10,029,624	0.3%
# Industria de Diseno Textil SA	303,676	13,826,654	0.4%

13

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$61,498,797	1.9%

TOTAL SPAIN		95,228,888	2.9%

SWEDEN — (3.8%)
Atlas Copco AB, Class A	503,290	8,815,669	0.3%
Other Securities		124,126,910	3.7%

TOTAL SWEDEN		132,942,579	4.0%

SWITZERLAND — (7.4%)
ABB Ltd.	271,023	13,168,584	0.4%
Givaudan SA	2,624	11,222,241	0.4%
Novartis AG, Sponsored ADR	259,667	25,221,456	0.8%
Partners Group Holding AG	6,937	8,924,909	0.3%
Roche Holding AG	131,274	31,455,114	1.0%
Sika AG	31,292	8,901,366	0.3%
Swiss Re AG	152,284	16,554,088	0.5%
Zurich Insurance Group AG	20,949	10,140,286	0.3%
Other Securities		132,741,870	3.8%

TOTAL SWITZERLAND		258,329,914	7.8%

UNITED KINGDOM — (12.1%)
3i Group PLC	392,954	14,039,241	0.4%
AstraZeneca PLC, Sponsored ADR	337,697	25,624,448	0.8%
Diageo PLC, Sponsored ADR	85,975	11,878,306	0.4%
Experian PLC	304,611	12,286,164	0.4%
# HSBC Holdings PLC, Sponsored ADR	312,232	13,607,071	0.4%
# RELX PLC, Sponsored ADR	397,933	16,390,852	0.5%
Unilever PLC, Sponsored ADR	417,065	21,624,820	0.7%
Other Securities		307,004,576	9.2%

TOTAL UNITED KINGDOM		422,455,478	12.8%

UNITED STATES — (0.0%)
Other Securities		1,068,675	0.0%

TOTAL COMMON STOCKS		3,257,536,042	98.4%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		18,916,434	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		208	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,600,020,387)		3,276,452,684

14

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.0%)
@§ The DFA Short Term Investment Fund	18,099,815	$209,378,660	6.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,809,399,911)		$3,485,831,344	105.3%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Australia	$17,726	$176,707,844	$7,271		$176,732,841
Austria	—	10,442,653	—		10,442,653
Belgium	47,313	32,580,795	—		32,628,108
Canada	307,857,368	12,303	—		307,869,671
China	198,235	63,587	—		261,822
Denmark	—	148,170,986	—		148,170,986
Finland	250,069	58,676,289	—		58,926,358
France	—	299,714,360	—		299,714,360
Germany	319,462	218,172,943	—		218,492,405
Hong Kong	—	37,196,607	2,113		37,198,720
Ireland	—	22,207,770	—		22,207,770
Israel	2,647,172	19,637,553	—		22,284,725
Italy	12,550,926	66,191,902	—		78,742,828
Japan	1,814,205	684,730,657	—		686,544,862
Netherlands	68,092,268	118,828,389	—		186,920,657
New Zealand	18,731	9,421,936	—		9,440,667
Norway	—	21,363,953	—		21,363,953
Portugal	—	5,207,307	—		5,207,307
Singapore	—	24,225,368	134,447		24,359,815
Spain	969,200	94,259,688	—		95,228,888
Sweden	279,654	132,644,407	18,518		132,942,579
Switzerland	31,342,812	226,987,102	—		258,329,914
United Kingdom	104,379,089	318,076,389	—		422,455,478
United States	—	1,068,675	—		1,068,675
Preferred Stocks
Germany	—	18,916,434	—		18,916,434
Rights/Warrants
Australia	—	208	—		208
Securities Lending Collateral	—	209,378,660	—		209,378,660

Total Investments in Securities	$530,784,230	$2,954,884,765	$162,349	<>	$3,485,831,344

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

15

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2024

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.0%)
	BRAZIL — (3.8%)
	Other Securities		$38,247,344	3.9%

	CHILE — (0.6%)
	Other Securities		5,956,413	0.6%

	CHINA — (24.5%)
	Alibaba Group Holding Ltd.	1,195,000	11,188,858	1.2%
	ANTA Sports Products Ltd.	203,000	2,298,161	0.3%
	Bank of China Ltd., Class H	4,939,000	2,215,092	0.2%
	China Construction Bank Corp., Class H	8,901,000	5,758,864	0.6%
	China Merchants Bank Co. Ltd., Class H	578,000	2,503,235	0.3%
	ENN Energy Holdings Ltd.	285,200	2,430,014	0.3%
	JD.com, Inc., Class A	175,728	2,531,954	0.3%
	Kweichow Moutai Co. Ltd., Class A	10,400	2,438,313	0.3%
	Lenovo Group Ltd.	2,936,000	3,302,294	0.4%
	Li Ning Co. Ltd.	1,090,500	2,854,784	0.3%
*Ω	Meituan, Class B	269,210	3,675,936	0.4%
	NetEase, Inc.	170,600	3,197,833	0.3%
	NetEase, Inc., ADR	25,226	2,357,874	0.3%
*	PDD Holdings, Inc., ADR	66,425	8,315,081	0.9%
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,257,409	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	1,067,500	4,837,995	0.5%
	Tencent Holdings Ltd.	651,000	28,567,952	2.9%
	Vipshop Holdings Ltd., ADR	171,914	2,585,587	0.3%
*Ω	Xiaomi Corp., Class B	1,487,600	3,242,858	0.4%
	Other Securities		148,074,832	14.3%

	TOTAL CHINA		244,634,926	24.8%

	COLOMBIA — (0.1%)
	Other Securities		1,198,574	0.1%

	CZECH REPUBLIC — (0.0%)
	Other Securities		267,975	0.0%

	GREECE — (0.5%)
	Other Securities		4,854,726	0.5%

	HONG KONG — (0.0%)
	Other Securities		150,812	0.0%

	HUNGARY — (0.2%)
	Other Securities		1,812,007	0.2%

	INDIA — (19.1%)
	Asian Paints Ltd.	69,692	2,396,509	0.3%
	Bharat Electronics Ltd.	893,349	2,501,876	0.3%
	Bharti Airtel Ltd.	144,977	2,298,612	0.3%
	HDFC Bank Ltd.	176,075	3,187,843	0.3%
	ICICI Bank Ltd., Sponsored ADR	156,926	4,320,173	0.5%
	Infosys Ltd.	326,432	5,516,302	0.6%
#	Infosys Ltd., Sponsored ADR	249,310	4,165,970	0.4%

16

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	149,821	$3,870,828	0.4%
Power Finance Corp. Ltd.	434,070	2,277,469	0.2%
REC Ltd.	364,331	2,215,054	0.2%
Tata Consultancy Services Ltd.	119,745	5,469,893	0.6%
Tata Motors Ltd.	234,366	2,826,513	0.3%
Titan Co. Ltd.	53,736	2,309,361	0.3%
Other Securities		147,910,016	14.7%

TOTAL INDIA.		191,266,419	19.4%

INDONESIA — (0.6%)
Other Securities		6,491,925	0.7%

KUWAIT — (0.5%)
Other Securities		5,107,142	0.5%

MALAYSIA — (1.2%)
Other Securities		12,475,910	1.3%

MEXICO — (2.4%)
Grupo Financiero Banorte SAB de CV, Class O	241,696	2,397,384	0.3%
Other Securities		21,779,942	2.1%

TOTAL MEXICO		24,177,326	2.4%

PERU — (0.1%)
Other Securities		881,616	0.1%

PHILIPPINES — (0.3%)
Other Securities		2,718,431	0.3%

POLAND — (1.0%)
Other Securities		9,680,829	1.0%

QATAR — (0.7%)
Other Securities		7,075,635	0.7%

RUSSIA — (0.0%)
Other Securities		66,796	0.0%

SAUDI ARABIA — (3.6%)
Al Rajhi Bank	181,888	3,868,623	0.4%
Saudi National Bank	252,543	2,528,071	0.3%
Other Securities		29,230,613	2.9%

TOTAL SAUDI ARABIA		35,627,307	3.6%

SOUTH AFRICA — (2.1%)
Other Securities		21,098,220	2.1%

SOUTH KOREA — (13.9%)
Celltrion, Inc.	22,338	3,033,098	0.3%
Hana Financial Group, Inc.	72,441	3,055,330	0.3%
Hyundai Motor Co.	16,935	3,046,198	0.3%
KB Financial Group, Inc.	55,087	2,987,747	0.3%
Kia Corp.	39,120	3,314,347	0.4%
Samsung Electronics Co. Ltd.	282,243	15,688,939	1.6%

17

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Samsung Electronics Co. Ltd., GDR	573	$799,596	0.1%
Samsung Electronics Co. Ltd., GDR	4,405	6,206,645	0.7%
Samsung Fire & Marine Insurance Co. Ltd.	13,622	3,048,952	0.3%
Other Securities		97,717,334	9.8%

TOTAL SOUTH KOREA		138,898,186	14.1%

TAIWAN — (18.7%)
CTBC Financial Holding Co. Ltd.	2,261,000	2,359,847	0.3%
Hon Hai Precision Industry Co. Ltd.	1,036,600	4,934,576	0.5%
MediaTek, Inc.	161,000	4,854,338	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,223,000	29,283,212	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	83,594	11,480,800	1.2%
Uni-President Enterprises Corp.	1,577,000	3,699,020	0.4%
Other Securities		129,915,485	13.0%

TOTAL TAIWAN		186,527,278	18.9%

THAILAND — (1.4%)
Other Securities		13,554,250	1.4%

TURKEY — (0.9%)
Other Securities		8,853,157	0.9%

UNITED ARAB EMIRATES — (1.7%)
Other Securities		17,437,682	1.8%

UNITED KINGDOM — (0.1%)
Other Securities		937,383	0.1%

UNITED STATES — (0.0%)
Other Securities		145,728	0.0%

TOTAL COMMON STOCKS		980,143,997	99.4%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Itau Unibanco Holding SA , 7.530%	401,443	2,424,460	0.3%
Other Securities		6,000,784	0.6%

TOTAL BRAZIL		8,425,244	0.9%

CHILE — (0.0%)
Other Securities		414,399	0.0%

COLOMBIA — (0.0%)
Other Securities		218,449	0.0%

INDIA — (0.0%)
Other Security		21	0.0%

PHILIPPINES — (0.0%)
Other Security		1,779	0.0%

TOTAL PREFERRED STOCKS		9,059,892	0.9%

18

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$465	0.0%

INDIA — (0.0%)
Other Security		5,492	0.0%

TAIWAN — (0.0%)
Other Securities		1,534	0.0%

THAILAND — (0.0%)
Other Securities		346	0.0%

TOTAL RIGHTS/WARRANTS		7,837	0.0%

TOTAL INVESTMENT SECURITIES (Cost $859,429,782)		989,211,726

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	941,333	10,889,337	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $870,319,041)		$1,000,101,063	101.4%

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$37,595,060	$652,284	—	$38,247,344
Chile	1,424,094	4,532,319	—	5,956,413
China	21,778,017	222,190,362	$666,547	244,634,926
Colombia	1,188,052	10,522	—	1,198,574
Czech Republic	—	267,975	—	267,975
Greece	55,132	4,799,594	—	4,854,726
Hong Kong	—	149,000	1,812	150,812
Hungary	—	1,812,007	—	1,812,007
India	8,658,499	182,605,967	1,953	191,266,419
Indonesia	192,088	6,281,258	18,579	6,491,925
Kuwait	4,253,703	853,439	—	5,107,142
Malaysia	—	12,475,910	—	12,475,910
Mexico	24,084,108	93,218	—	24,177,326
Peru	881,616	—	—	881,616
Philippines	—	2,718,431	—	2,718,431
Poland	—	9,680,829	—	9,680,829
Qatar	—	7,075,635	—	7,075,635
Russia	—	—	66,796	66,796
Saudi Arabia	50,772	35,576,535	—	35,627,307
South Africa	2,041,281	19,056,939	—	21,098,220
South Korea	6,277,661	132,483,598	136,927	138,898,186
Taiwan	11,612,938	174,912,272	2,068	186,527,278

19

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Thailand	$12,175,875	$1,378,375	—		$13,554,250
Turkey	—	8,853,157	—		8,853,157
United Arab Emirates	66,123	17,371,559	—		17,437,682
United Kingdom	535,713	401,670	—		937,383
United States	56,479	89,249	—		145,728
Preferred Stocks
Brazil	8,406,730	18,514	—		8,425,244
Chile	—	414,399	—		414,399
Colombia	218,449	—	—		218,449
India	—	21	—		21
Philippines	—	1,779	—		1,779
Rights/Warrants
Brazil	—	465	—		465
India	—	5,492	—		5,492
Taiwan	—	1,534	—		1,534
Thailand	—	346	—		346
Securities Lending Collateral	—	10,889,337	—		10,889,337

Total Investments in Securities	$141,552,390	$857,653,991	$894,682	<>	$1,000,101,063

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

20

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.8%)
	Federal National Mortgage Association
	6.210%, 08/06/38		5,000	$5,675,343

	BONDS — (91.0%)
	AUSTRALIA — (5.2%)
	National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	1,752,754
	New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	3,981,799
	2.250%, 05/07/41	AUD	5,000	2,056,195
	Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	3,500	1,838,343
	1.750%, 07/20/34	AUD	10,000	4,707,379
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,277,111
	Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,300,625
	2.250%, 09/15/33	AUD	2,000	1,015,253
	2.250%, 11/20/34	AUD	19,900	9,720,860
	2.000%, 09/17/35	AUD	4,800	2,216,461
	2.000%, 11/20/37	AUD	7,500	3,216,146
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,212,354

	TOTAL AUSTRALIA			35,295,280

	BELGIUM — (2.8%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.950%, 01/15/42		1,400	1,287,906
	Dexia SA
Δ	0.000%, 05/29/24	EUR	1,000	1,064,178
	1.000%, 10/18/27	EUR	1,250	1,236,944
Δ	0.000%, 01/21/28	EUR	7,000	6,631,567
	Kingdom of Belgium Government Bonds
	1.450%, 06/22/37	EUR	3,750	3,244,439
	1.900%, 06/22/38	EUR	6,500	5,854,801

	TOTAL BELGIUM			19,319,835

			Face Amount^	Value†
			(000)
	CANADA — (10.9%)
	Bank of Montreal
	2.700%, 09/11/24	CAD	3,000	$2,160,244
	Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.710%, FRN, 6.064%, 12/12/24		328	328,709
(r)	SOFR + 1.330%, FRN, 6.683%, 06/05/26		4,000	4,066,000
	Bank of Nova Scotia
	2.490%, 09/23/24	CAD	4,250	3,055,036
	2.150%, 08/01/31		2,600	2,083,830
	Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.444%, 06/12/25		1,000	1,008,391
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	13,250	9,596,902
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	10,000	7,198,852
	CDP Financial, Inc.
	3.150%, 07/24/24		3,000	2,983,521
	CDP Financial, Inc.,
	Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.740%, 05/19/25		324	324,477
	CPPIB Capital, Inc.
	0.375%, 06/20/24	EUR	2,000	2,124,604
	4.125%, 10/21/24		7,000	6,953,558
	Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	900,837
	Ontario Teachers’ Finance Trust
	0.100%, 05/19/28	EUR	5,000	4,679,728
	0.050%, 11/25/30	EUR	6,000	5,147,535
	1.850%, 05/03/32	EUR	10,600	10,052,268
	Province of Ontario
	0.250%, 06/09/31	EUR	4,400	3,805,118
	Royal Bank of Canada
	2.609%, 11/01/24	CAD	2,000	1,434,715
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.340%, FRN
#(r)	5.693%, 10/07/24		1,500	1,500,581

21

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	6,500	$4,701,682

	TOTAL CANADA			74,106,588

	DENMARK — (0.1%)
	Danske Bank AS
Ω	4.375%, 06/12/28		1,000	945,680

	FINLAND — (1.0%)
	Kuntarahoitus OYJ
	0.050%, 09/10/35	EUR	2,300	1,732,135
	Nordea Bank Abp
	0.500%, 11/02/28	EUR	5,500	5,116,967

	TOTAL FINLAND			6,849,102

	FRANCE — (6.5%)
	Action Logement Services
	0.500%, 10/30/34	EUR	4,100	3,244,301
	Agence Francaise de Developpement EPIC
	0.500%, 05/31/35	EUR	4,600	3,607,174
	0.375%, 05/25/36	EUR	500	370,425
	1.125%, 03/02/37	EUR	2,500	2,013,557
	BNP Paribas SA
	5.750%, 06/13/32	GBP	2,800	3,524,358
	BPCE SA
	2.375%, 04/26/32	EUR	5,000	4,845,145
	Caisse d’Amortissement de la Dette Sociale
	0.375%, 05/27/24		7,000	6,975,242
	Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	2,717,125
	0.200%, 11/16/35	EUR	4,000	2,952,799
	SNCF Reseau
	5.250%, 01/31/35	GBP	5,870	7,518,407
	0.750%, 05/25/36	EUR	1,500	1,168,825
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	1,357,879
Ω	3.000%, 01/22/30		1,600	1,363,706
	Societe Nationale SNCF SACA
	0.625%, 04/17/30	EUR	3,000	2,747,454

	TOTAL FRANCE			44,406,397

	GERMANY — (3.2%)
	Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		1,000	985,239
	Deutsche Bahn Finance GmbH
	1.125%, 12/18/28	EUR	1,000	973,695
	0.875%, 07/11/31	EUR	4,000	3,627,611
	0.350%, 09/29/31	EUR	1,841	1,598,312

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	0.750%, 07/16/35	EUR	500	$399,054
	0.625%, 04/15/36	EUR	6,600	5,085,692
	Kreditanstalt fuer Wiederaufbau
(r)	GBP SONIA + 1.000%, FRN, 6.230%, 06/14/24	GBP	1,900	2,376,638
	0.875%, 07/18/24	GBP	5,000	6,190,271
	Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		250	179,651
	State of North Rhine-Westphalia
	0.625%, 12/16/24	GBP	500	607,641

	TOTAL GERMANY			22,023,804

	HONG KONG — (0.5%)
	Prudential Funding Asia PLC
	3.625%, 03/24/32		3,500	3,068,868

	ITALY — (0.3%)
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,395,194
	1.750%, 07/04/29	EUR	800	770,852

	TOTAL ITALY			2,166,046

	JAPAN — (10.5%)
	Japan Government Five Year Bonds
	0.200%, 12/20/27	JPY	540,000	3,405,922
	Japan Government Ten Year Bonds
	0.100%, 03/20/26	JPY	900,000	5,689,833
	0.100%, 06/20/29	JPY	500,000	3,110,104
	0.200%, 03/20/32	JPY	600,000	3,660,907
	0.200%, 09/20/32	JPY	600,000	3,638,120
	0.400%, 06/20/33	JPY	700,000	4,282,554
	Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,000,000	7,246,489
	2.400%, 09/20/38	JPY	450,000	3,272,647
	2.200%, 03/20/41	JPY	220,000	1,545,489
	Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,000,000	6,716,482
	1.400%, 09/20/34	JPY	500,000	3,320,642
	1.200%, 09/20/35	JPY	600,000	3,883,879
	0.400%, 03/20/36	JPY	715,000	4,205,586
	0.400%, 06/20/40	JPY	1,000,000	5,413,943
	0.500%, 12/20/41	JPY	700,000	3,741,471
	1.500%, 09/20/43	JPY	540,000	3,358,090

22

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
4.153%, 03/07/39		1,000	$864,525
Nomura Holdings, Inc.
3.103%, 01/16/30		1,629	1,411,876
2.679%, 07/16/30		1,000	833,811
Sumitomo Mitsui Financial Group, Inc.
2.296%, 01/12/41		2,507	1,630,000

TOTAL JAPAN			71,232,370

LUXEMBOURG — (0.8%)
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,180,164
2.250%, 12/19/39	EUR	5,300	4,198,355

TOTAL LUXEMBOURG			5,378,519

NETHERLANDS — (2.0%)
BNG Bank NV
3.300%, 04/26/29	AUD	1,000	603,108
Cooperatieve Rabobank UA
5.250%, 05/24/41		2,000	1,924,051
Nederlandse Waterschapsbank NV
2.000%, 12/16/24	GBP	8,800	10,784,478

TOTAL NETHERLANDS			13,311,637

NEW ZEALAND — (0.6%)
New Zealand Government Bonds
2.750%, 04/15/37	NZD	6,800	3,137,963
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	2,500	1,267,282

TOTAL NEW ZEALAND			4,405,245

NORWAY — (1.0%)
Kommunalbanken AS
1.000%, 10/18/24	CAD	3,450	2,460,022
1.000%, 12/12/24	GBP	1,750	2,132,622
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.353%, 06/17/26		2,000	2,027,060

TOTAL NORWAY			6,619,704

		Face Amount^	Value†
		(000)
SINGAPORE — (0.2%)
Optus Finance Pty. Ltd.
1.000%, 06/20/29	EUR	1,429	1,305,258

SPAIN — (0.5%)
Banco Santander SA
3.490%, 05/28/30		400	$351,302
Santander U.K. Group Holdings PLC
3.625%, 01/14/26	GBP	400	484,063
Telefonica Emisiones SA
7.045%, 06/20/36		2,300	2,463,182

TOTAL SPAIN			3,298,547

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.9%)
Asian Development Bank
2.350%, 06/21/27	JPY	800,000	5,399,613
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.968%, 08/16/27		1,500	1,507,785
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r) 5.544%, 04/14/26		486	485,704
European Investment Bank
2.150%, 01/18/27	JPY	590,000	3,935,341
European Union
3.375%, 10/04/38	EUR	2,800	3,019,256
Inter-American Development Bank
1.375%, 12/15/24	GBP	1,000	1,221,118
Inter-American Development Bank, Floating Rate Note,
(r) SOFR + 0.350%, FRN, 5.705%, 10/04/27		3,200	3,200,117
(r) SOFR + 0.270%, FRN, 5.623%, 03/20/28		300	298,892
(r) SOFR + 0.350%, FRN, 5.705%, 10/05/28		3,000	2,997,752

23

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.370%, FRN, 5.723%, 01/12/27		2,800	$2,806,386
(r)	SOFR + 0.430%, FRN, 5.779%, 08/19/27		1,200	1,205,268
	International Development Association
	0.350%, 04/22/36	EUR	2,280	1,758,793
	International Finance Corp.
	1.250%, 02/06/31	AUD	1,053	537,826
	1.500%, 04/15/35	AUD	5,300	2,376,860
	Nordic Investment Bank, Floating Rate Note,
(r)	SOFR + 1.000%, FRN, 6.348%, 05/12/26		500	506,996
(r)	3M NIBOR + 1.000%, FRN, 5.730%, 01/27/28	NOK	20,000	1,851,933

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			33,109,640

	SWEDEN — (1.1%)
	Kommuninvest I Sverige AB
	1.375%, 05/08/24		200	199,863
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.347%, 08/03/26		300	304,696
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	5,500	4,915,370
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.604%, 06/15/26		1,000	1,014,600
	Swedbank AB
	0.200%, 01/12/28	EUR	800	749,832

	TOTAL SWEDEN			7,184,361

			Face Amount^	Value†
			(000)
	SWITZERLAND — (0.3%)
	UBS Group AG
	0.875%, 11/03/31	EUR	2,000	1,708,217

	UNITED KINGDOM — (4.0%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	$1,855,562
	HSBC Holdings PLC
#	6.100%, 01/14/42		3,000	3,110,259
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		750	541,716
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,134,911
	U.K. Gilts
	1.125%, 01/31/39	GBP	25,000	19,639,805

	TOTAL UNITED KINGDOM			27,282,253

	UNITED STATES — (34.6%)
	Abbott Laboratories
	4.750%, 04/15/43		4,500	4,125,547
	AbbVie, Inc.
	2.125%, 06/01/29	EUR	800	801,047
	Allstate Corp.
	5.550%, 05/09/35		1,200	1,193,794
	4.500%, 06/15/43		1,000	839,310
	Amazon.com, Inc.
	2.875%, 05/12/41		3,500	2,520,726
	American Express Co.
	3.000%, 10/30/24		1,000	987,106
	American International Group, Inc.
	1.875%, 06/21/27	EUR	511	513,475
	American Tower Corp.
	0.950%, 10/05/30	EUR	700	617,532
	1.000%, 01/15/32	EUR	1,400	1,189,725
	4.050%, 03/15/32		1,875	1,675,328
	Amgen, Inc.
	3.150%, 02/21/40		3,375	2,462,639
	2.800%, 08/15/41		3,500	2,396,864
	Apple, Inc.
	2.513%, 08/19/24	CAD	10,000	7,207,860
	3.850%, 05/04/43		1,000	819,438
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	940,416
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,199,505
	AT&T, Inc.
	5.200%, 11/18/33	GBP	500	609,439
	3.500%, 06/01/41		2,500	1,853,748
	4.300%, 12/15/42		1,500	1,219,251
	Athene Holding Ltd.
	5.875%, 01/15/34		3,165	3,083,470

24

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Avnet, Inc.
	3.000%, 05/15/31		4,350	$3,520,656
	Bank of America Corp.
	5.875%, 02/07/42		4,600	4,703,760
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	473,954
	Biogen, Inc.
	2.250%, 05/01/30		2,400	1,981,741
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,510,822
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,536,176
	Broadcom, Inc.
Ω	3.469%, 04/15/34		4,000	3,314,127
Ω	3.137%, 11/15/35		1,000	776,048
	Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	954,282
	2.375%, 03/15/31		3,100	2,499,098
	Capital One Financial Corp.
	3.800%, 01/31/28		700	655,867
	1.650%, 06/12/29	EUR	2,800	2,623,528
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,374,386
	Choice Hotels International, Inc.
	3.700%, 12/01/29		290	255,711
	Chubb INA Holdings LLC
	1.550%, 03/15/28	EUR	800	789,735
	0.875%, 12/15/29	EUR	1,833	1,694,051
	Cigna Group
	4.800%, 08/15/38		1,436	1,285,500
	Cisco Systems, Inc.
	5.500%, 01/15/40		434	432,238
	Citigroup, Inc.
	8.125%, 07/15/39		3,600	4,393,993
	5.875%, 01/30/42		750	757,344
	CME Group, Inc.
	5.300%, 09/15/43		3,000	2,930,555
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,884,051
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,705,006
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	411,738
	Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,460,208
	4.650%, 01/15/43		2,000	1,722,180
	Equinix, Inc.
	2.150%, 07/15/30		1,500	1,222,496
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,126,503
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,051,234

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Flex Ltd.
	4.875%, 06/15/29		1,000	$959,095
	4.875%, 05/12/30		1,500	1,424,334
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,170,676
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	860,518
	General Motors Financial Co., Inc.
	3.100%, 01/12/32		2,000	1,649,254
	Gilead Sciences, Inc.
	4.000%, 09/01/36		1,750	1,502,576
	2.600%, 10/01/40		600	401,533
	5.650%, 12/01/41		3,250	3,186,526
	GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	806,172
	Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	2,271	1,916,069
	6.250%, 02/01/41		1,000	1,044,330
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	971,298
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,000	772,190
	Home Depot, Inc.
	3.300%, 04/15/40		217	164,705
	5.400%, 09/15/40		1,000	976,298
	5.950%, 04/01/41		1,000	1,035,732
	HP, Inc.
	6.000%, 09/15/41		2,500	2,480,579
	Intel Corp.
	5.625%, 02/10/43		6,000	5,831,805
	International Business Machines Corp.
	4.150%, 05/15/39		2,000	1,673,058
	2.850%, 05/15/40		2,900	2,013,609
	4.000%, 06/20/42		800	638,566
	J M Smucker Co.
	4.250%, 03/15/35		1,400	1,230,477
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,342,728
	Johnson & Johnson
	2.100%, 09/01/40		6,500	4,236,548
	JPMorgan Chase & Co.
	5.500%, 10/15/40		3,300	3,251,521
	Kemper Corp.
	3.800%, 02/23/32		710	585,194
	Kroger Co.
	7.500%, 04/01/31		600	668,584
	5.150%, 08/01/43		800	716,912
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,446,881

25

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Legg Mason, Inc.
	4.750%, 03/15/26		900	$889,039
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,143,833
Ω	6.500%, 03/15/35		900	863,103
	Lincoln National Corp.
#	3.050%, 01/15/30		749	647,009
	3.400%, 01/15/31		1,589	1,360,248
	7.000%, 06/15/40		1,373	1,453,554
	Loews Corp.
	4.125%, 05/15/43		5,500	4,452,871
	MetLife, Inc.
	5.700%, 06/15/35		1,050	1,058,880
	5.875%, 02/06/41		2,000	2,003,277
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		3,000	2,693,161
	Morgan Stanley
	6.375%, 07/24/42		2,600	2,804,093
	Motorola Solutions, Inc.
	2.300%, 11/15/30		1,000	822,490
	NIKE, Inc.
	3.250%, 03/27/40		12,950	9,918,310
	Oracle Corp.
	3.400%, 07/08/24		2,000	1,990,478
	3.600%, 04/01/40		750	561,971
	Prologis Euro Finance LLC
	1.000%, 02/08/29	EUR	3,000	2,809,758
	Prudential Financial, Inc.
	5.700%, 12/14/36		2,000	2,021,622
	PulteGroup, Inc.
	6.375%, 05/15/33		850	877,040
	6.000%, 02/15/35		1,000	1,004,849
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,400	1,221,519
	Royalty Pharma PLC
	3.300%, 09/02/40		8,000	5,637,802
	RTX Corp.
	4.500%, 06/01/42		2,000	1,699,260
	Ryder System, Inc.
	3.350%, 09/01/25		2,000	1,937,008
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		1,305	1,191,573
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,665,644
	Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		3,800	3,706,214
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,500	1,277,884
	Travelers Cos., Inc.
	6.250%, 06/15/37		1,000	1,056,522
	5.350%, 11/01/40		4,500	4,366,102

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	$718,774
UnitedHealth Group, Inc.
5.950%, 02/15/41		2,500	2,564,918
3.050%, 05/15/41		1,800	1,302,443
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	845,120
3.125%, 11/22/28	EUR	2,000	2,052,538
Ventas Realty LP
4.125%, 01/15/26		2,000	1,940,935
Verizon Communications, Inc.
3.375%, 10/27/36	GBP	1,300	1,308,259
VMware LLC
3.900%, 08/21/27		1,400	1,325,104
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	839,608
# 3.200%, 04/15/30		306	262,443
Walmart, Inc.
5.625%, 03/27/34	GBP	3,100	4,088,126
5.250%, 09/28/35	GBP	684	874,844
5.625%, 04/01/40		3,000	3,089,465
5.625%, 04/15/41		500	514,446
2.500%, 09/22/41		4,300	2,912,022
Walt Disney Co.
3.500%, 05/13/40		2,000	1,557,644
Welltower OP LLC
3.100%, 01/15/30		1,600	1,405,399

TOTAL UNITED STATES			234,998,178

TOTAL BONDS			618,015,529

U.S. TREASURY OBLIGATIONS — (6.1%)
U.S. Treasury Bonds
1.125%, 08/15/40		5,000	2,914,062
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN, 5.491%, 10/31/25		7,000	7,008,102
(r) 3M USTMMR + 0.245%, FRN, 5.566%, 01/31/26		21,000	21,046,130
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.125%, FRN, 5.446%, 07/31/25		10,500	10,504,590

TOTAL U.S. TREASURY OBLIGATIONS			41,472,884

26

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (1.4%)
CANADA — (1.4%)
Canada Treasury Bills
∞ 4.921%, 05/23/24	CAD	13,000	$9,413,939

TOTAL INVESTMENT SECURITIES (Cost $751,571,512)			674,577,695

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	403,546	$4,668,223

TOTAL INVESTMENTS — (100.0%) (Cost $756,239,732)			$679,245,918

As of April 30, 2024, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	24,177,252	CAD	32,729,991	Morgan Stanley and Co. International	05/02/24	$401,767
USD	35,762,754	GBP	28,266,170	Bank of New York Mellon	05/07/24	441,949
USD	4,604,277	NZD	7,605,573	Morgan Stanley and Co. International	05/10/24	122,717
GBP	4,014,066	USD	5,001,069	Bank of New York Mellon	05/13/24	14,973
USD	33,471,140	JPY	5,108,619,752	Bank of New York Mellon	05/13/24	1,026,484
AUD	1,503,023	USD	969,701	Citibank, N.A.	05/13/24	4,280
USD	38,925,402	AUD	59,616,400	Societe Generale	05/13/24	293,092
USD	37,666,236	GBP	29,659,196	State Street Bank and Trust	05/13/24	603,623
USD	44,740,253	JPY	6,881,189,153	Societe Generale	05/20/24	991,801
USD	1,885,112	NOK	20,710,011	Citibank, N.A.	05/28/24	19,570
USD	46,175,820	EUR	42,884,814	Morgan Stanley and Co. International	07/10/24	276,662
USD	24,603,444	CAD	33,634,266	State Street Bank and Trust	07/10/24	143,162
USD	45,600,715	EUR	42,391,477	Australia and New Zealand Bank	07/24/24	200,227
USD	24,130,850	CAD	32,988,807	State Street Bank and Trust	07/29/24	131,738

Total Appreciation						$4,672,045
CAD	32,729,991	USD	23,906,281	State Street Bank and Trust	05/02/24	$(130,796)
NZD	185,127	USD	110,041	Citibank, N.A.	05/10/24	(956)
AUD	908,454	USD	596,869	Citibank, N.A.	05/13/24	(8,178)
EUR	3,302,264	USD	3,552,507	Royal Bank of Scotland	07/10/24	(18,129)
USD	45,715,762	EUR	42,743,167	Morgan Stanley and Co. International	07/12/24	(36,017)

Total (Depreciation)						$(194,076)

Total Appreciation (Depreciation)						$4,477,969

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations.	—	$5,675,343	—	$5,675,343
Bonds
Australia	—	35,295,280	—	35,295,280
Belgium	—	19,319,835	—	19,319,835
Canada	—	74,106,588	—	74,106,588
Denmark	—	945,680	—	945,680

27

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$6,849,102	—	$6,849,102
France	—	44,406,397	—	44,406,397
Germany	—	22,023,804	—	22,023,804
Hong Kong	—	3,068,868	—	3,068,868
Italy	—	2,166,046	—	2,166,046
Japan	—	71,232,370	—	71,232,370
Luxembourg	—	5,378,519	—	5,378,519
Netherlands	—	13,311,637	—	13,311,637
New Zealand	—	4,405,245	—	4,405,245
Norway	—	6,619,704	—	6,619,704
Singapore	—	1,305,258	—	1,305,258
Spain	—	3,298,547	—	3,298,547
Supranational Organization Obligations	—	33,109,640	—	33,109,640
Sweden	—	7,184,361	—	7,184,361
Switzerland	—	1,708,217	—	1,708,217
United Kingdom	—	27,282,253	—	27,282,253
United States	—	234,998,178	—	234,998,178
U.S. Treasury Obligations	—	41,472,884	—	41,472,884
Foreign Sovereign Obligations	—	9,413,939	—	9,413,939
Securities Lending Collateral	—	4,668,223	—	4,668,223

Total Investments in Securities	—	$679,245,918	—	$679,245,918

Financial Instruments
Assets
Forward Currency Contracts**	—	4,672,045	—	4,672,045
Liabilities
Forward Currency Contracts**	—	(194,076)	—	(194,076)

Total Financial Instruments	—	$4,477,969	—	$4,477,969

**	Valued at the unrealized appreciation/(depreciation) on the investment.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2024

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	Emerging Markets Sustainability Core 1 Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $189,010, $7,740, $223,179, $29,640 and $4,571 of securities on loan, respectively)	$6,404,675	$405,346	$3,276,453	$989,212	$674,578
Temporary Cash Investments at Value & Cost	12,235	1,579	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $111,434, $6,434, $209,380, $10,889 and $4,668, respectively)	111,435	6,434	209,379	10,889	4,668
Foreign Currencies at Value	—	—	2,311	2,003	355
Cash	—	—	12,803	722	2,022
Receivables:
Investment Securities Sold	1,884	250	4,988	2,131	—
Dividends and Interest	3,673	132	21,386	1,611	5,486
Securities Lending Income	41	1	215	85	3
Fund Shares Sold	1,778	81	1,171	261	336
Unrealized Gain on Forward Currency Contracts	—	—	—	—	4,672
Unrealized Gain on Foreign Currency Contracts	—	—	2	—	—
Prepaid Expenses and Other Assets	34	6	24	21	16

Total Assets	6,535,755	413,829	3,528,732	1,006,935	692,136

LIABILITIES:
Payables:
Upon Return of Securities Loaned	111,447	6,435	209,409	10,897	4,667
Investment Securities Purchased	3,585	835	6,333	21	—
Fund Shares Redeemed	3,511	463	1,610	1,009	325
Due to Advisor	751	97	551	282	102
Line of Credit	—	—	—	1	—
Unrealized Loss on Forward Currency Contracts	—	—	—	—	194
Unrealized Loss on Foreign Currency Contracts	—	—	7	—	—
Deferred Taxes Payable	—	—	—	8,693	—
Accrued Expenses and Other Liabilities	75	22	145	188	16

Total Liabilities	119,369	7,852	218,055	21,091	5,304

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$6,416,386	$405,977	$3,310,677	$985,844	$686,832

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	163,865,281	22,963,825	267,028,631	106,502,880	73,486,030

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$39.16	$17.68	$12.40	$9.26	$9.35

Investment Securities at Cost	$3,649,130	$339,650	$2,600,020	$859,430	$751,572

Foreign Currencies at Cost	$—	$—	$2,322	$2,004	$357

NET ASSETS CONSIST OF:
Paid-In Capital	$3,621,462	$340,073	$2,699,981	$956,786	$826,796
Total Distributable Earnings (Loss)	2,794,924	65,904	610,696	29,058	(139,964)

NET ASSETS	$6,416,386	$405,977	$3,310,677	$985,844	$686,832

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	500,000,000	500,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2024

(Unaudited)

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio#	U.S. Sustainability Targeted Value Portfolio#	International Sustainability Core 1 Portfolio#	Emerging Markets Sustainability Core 1 Portfolio#	DFA Global Sustainability Fixed Income Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21, $5, $5,435, $1,194 and $0, respectively)	$46,763	$3,472	$46,461	$9,261	—
Interest	—	—	—	—	$13,993
Income from Securities Lending, Net	379	9	710	396	51

Total Investment Income	47,142	3,481	47,171	9,657	14,044

Expenses
Investment Management Fees	4,336	555	3,265	1,678	673
Accounting & Transfer Agent Fees	477	42	289	103	97
Custodian Fees	29	11	118	240	11
Filing Fees	26	12	20	17	15
Shareholders’ Reports	38	14	33	22	18
Directors’/Trustees’ Fees & Expenses	21	1	11	4	3
Professional Fees	36	2	25	34	5
Previously Waived Fees Recovered by Advisor (Note C)	—	14	—	—	—
Other	129	25	55	23	8

Total Expenses	5,092	676	3,816	2,121	830

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	3	—	—	—
Fees Paid Indirectly (Note C)	—	—	—	—	5

Net Expenses	5,092	673	3,816	2,121	825

Net Investment Income (Loss)	42,050	2,808	43,355	7,536	13,219

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,557)	(4,255)	592	(10,951)	(25,586)
Affiliated Investment Companies Shares Sold	10	1	6	1	2
Futures	(52)	60	—	204	—
Foreign Currency Transactions	—	—	395	(105)	100
Forward Currency Contracts	—	—	—	—	(1,226)
In-Kind Redemptions	52,104	4,141	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***	1,071,041	62,003	477,963	132,306	62,331
Affiliated Investment Companies Shares	2	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(295)	(28)	52
Forward Currency Contracts	—	—	—	—	2,725

Net Realized and Unrealized Gain (Loss)	1,120,548	61,950	478,661	121,427	38,398

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,162,598	$64,758	$522,016	$128,963	$51,617

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $657 and $0, respectively.
***	Including foreign capital gain taxes of $0, $0, $0, $(3,397) and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,050	$72,608	$2,808	$4,926	$43,355	$80,140
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,557)	(8,876)	(4,255)	4,212	592	(58,354)
Affiliated Investment Companies Shares Sold	10	30	1	(1)	6	1
Futures	(52)	86	60	(333)	—	220
Foreign Currency Transactions	—	—	—	—	395	(438)
In-Kind Redemptions	52,104	—	4,141	7,186	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	1,071,041	324,603	62,003	(29,863)	477,963	320,876
Affiliated Investment Companies Shares	2	34	—	5	—	65
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(295)	439

Net Increase (Decrease) in Net Assets Resulting from Operations	1,162,598	388,485	64,758	(13,868)	522,016	342,949

Distributions:
Institutional Class Shares	(41,170)	(70,236)	(5,036)	(12,245)	(30,276)	(70,779)
Capital Share Transactions (1):
Shares Issued	628,618	1,083,598	53,213	116,285	194,187	466,564
Shares Issued in Lieu of Cash Distributions	37,713	66,067	5,024	12,232	27,791	64,839
Shares Redeemed	(669,668)	(1,031,196)	(46,686)	(90,182)	(268,378)	(593,941)

Net Increase (Decrease) from Capital Share Transactions	(3,337)	118,469	11,551	38,335	(46,400)	(62,538)

Total Increase (Decrease) in Net Assets	1,118,091	436,718	71,273	12,222	445,340	209,632
Net Assets
Beginning of Period	5,298,295	4,861,577	334,704	322,482	2,865,337	2,655,705

End of Period	$6,416,386	$5,298,295	$405,977	$334,704	$3,310,677	$2,865,337

(1) Shares Issued and Redeemed:
Shares Issued	16,538	33,508	3,045	7,289	16,196	41,949
Shares Issued in Lieu of Cash Distributions	975	2,031	283	764	2,313	5,739
Shares Redeemed	(17,571)	(32,137)	(2,667)	(5,656)	(22,090)	(53,797)

Net Increase (Decrease) from Shares Issued and Redeemed	(58)	3,402	661	2,397	(3,581)	(6,109)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $0, $0 and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

31

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023	Six Months Ended Apr 30, 2024	Year Ended Oct 31, 2023
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,536	$23,466	$13,219	$22,745
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(10,951)	(46,574)	(25,586)	(48,770)
Affiliated Investment Companies Shares Sold	1	(2)	2	3
Futures	204	188	—	—
Foreign Currency Transactions	(105)	(119)	100	167
Forward Currency Contracts	—	—	(1,226)	(12,516)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency***,****	132,306	134,899	62,331	64,415
Affiliated Investment Companies Shares	—	10	—	5
Translation of Foreign Currency-Denominated Amounts	(28)	4	52	64
Forward Currency Contracts	—	—	2,725	(472)

Net Increase (Decrease) in Net Assets Resulting from Operations	128,963	111,872	51,617	25,641

Distributions:
Institutional Class Shares	(12,091)	(21,062)	(21,975)	(20,613)
Capital Share Transactions (1):
Shares Issued	75,303	191,818	82,841	202,676
Shares Issued in Lieu of Cash Distributions	11,802	20,565	21,921	20,569
Shares Redeemed	(97,645)	(220,201)	(226,029)	(269,036)

Net Increase (Decrease) from Capital Share Transactions	(10,540)	(7,818)	(121,267)	(45,791)

Total Increase (Decrease) in Net Assets	106,332	82,992	(91,625)	(40,763)
Net Assets
Beginning of Period	879,512	796,520	778,457	819,220

End of Period	$985,844	$879,512	$686,832	$778,457

(1) Shares Issued and Redeemed:
Shares Issued	8,490	22,713	8,799	21,909
Shares Issued in Lieu of Cash Distributions	1,345	2,411	2,337	2,235
Shares Redeemed	(10,923)	(26,593)	(24,026)	(29,158)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,088)	(1,469)	(12,890)	(5,014)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2024 of $657 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $528 and $0, respectively.
***	Including foreign capital gain tax for the period ended April 30, 2024 of $(3,397) and $0, respectively.
****	Including foreign capital gain tax for the fiscal year ended October 31, 2023 of $(1,738) and $0, respectively.

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Sustainability Core 1 Portfolio							U.S. Sustainability Targeted Value Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jul 7, 2020 to Oct 31, 2020
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$32.32		$30.29	$36.55	$25.40	$23.65	$21.35	$15.01		$16.20 $	18.06	$11.28	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.45	0.41	0.37	0.34	0.33	0.12		0.23	0.22	0.23	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	6.83		2.02	(5.85)	11.17	1.92	2.46	2.77		(0.83)	(1.12)	6.81	1.27

Total from Investment Operations	7.09		2.47	(5.44)	11.54	2.26	2.79	2.89		(0.60)	(0.90)	7.04	1.32

Less Distributions:
Net Investment Income	(0.25)		(0.44)	(0.38)	(0.39)	(0.30)	(0.30)	(0.11)		(0.21)	(0.21)	(0.20)	(0.04)
Net Realized Gains	—		—	(0.44)	—	(0.21)	(0.19)	(0.11)		(0.38)	(0.75)	(0.06)	—

Total Distributions	(0.25)		(0.44)	(0.82)	(0.39)	(0.51)	(0.49)	(0.22)		(0.59)	(0.96)	(0.26)	(0.04)

Net Asset Value, End of Period	$39.16		$32.32	$30.29	$36.55	$25.40	$23.65	$17.68		$15.01 $	16.20	$18.06	$11.28

Total Return	21.95	%(B)	8.14%	(15.14%)	45.64%	9.73%	13.39%	19.27	%(B)	(3.89%)	(5.18%)	62.79%	13.19	%(B)

Net Assets, End of Period (thousands)	$6,416,386		$5,298,295	$4,861,577	$5,624,655	$3,237,305	$2,099,507	$405,977		$334,704	$322,482	$285,842	$90,512
Ratio of Expenses to Average Net Assets	0.16	%(C)	0.17%	0.18%	0.21%	0.25%	0.25%	0.34	%(C)	0.34%	0.36%	0.40%	0.40	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.16	%(C)	0.17%	0.18%	0.21%	0.25%	0.26%	0.34	%(C)	0.34%	0.37%	0.46%	0.78	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.36	%(C)	1.38%	1.25%	1.13%	1.39%	1.48%	1.42	%(C)	1.41%	1.33%	1.39%	1.35	%(C)(D)
Portfolio Turnover Rate	2	%(B)	8%	7%	8%	5%	12%	7	%(B)	26%	29%	21%	3	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Sustainability Core 1 Portfolio							Emerging Markets Sustainability Core 1 Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019

	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.59		$9.60	$13.43	$10.09	$10.55	$9.74	$8.17		$7.30	$10.51	$8.99	$8.86	$8.01

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16		0.30	0.31	0.29	0.20	0.29	0.07		0.22	0.23	0.20	0.17	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	1.76		0.95	(3.80)	3.31	(0.47)	0.79	1.13		0.85	(3.05)	1.49	0.11	0.81

Total from Investment Operations	1.92		1.25	(3.49)	3.60	(0.27)	1.08	1.20		1.07	(2.82)	1.69	0.28	1.02

Less Distributions:
Net Investment Income	(0.11)		(0.26)	(0.34)	(0.26)	(0.19)	(0.27)	(0.11)		(0.20)	(0.22)	(0.17)	(0.15)	(0.17)
Net Realized Gains	—		—	—	—	—	—	—		—	(0.17)	—	—	—

Total Distributions	(0.11)		(0.26)	(0.34)	(0.26)	(0.19)	(0.27)	(0.11)		(0.20)	(0.39)	(0.17)	(0.15)	(0.17)

Net Asset Value, End of Period	$12.40		$10.59	$9.60	$13.43	$10.09	$10.55	$9.26		$8.17	$7.30	$10.51	$8.99	$8.86

Total Return	18.18	%(B)	12.91%	(26.29%)	35.82%	(2.58%)	11.26%	14.79	%(B)	14.54%	(27.51%)	18.83%	3.27%	12.85%

Net Assets, End of Period (thousands)	$3,310,677		$2,865,337	$2,655,705	$3,386,249	$2,179,432	$1,375,052	$985,844		$879,512	$796,520	$963,873	$663,516	$272,648
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.24%	0.25%	0.27%	0.32%	0.35%	0.44	%(C)	0.44%	0.46%	0.49%	0.60%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.24%	0.25%	0.27%	0.33%	0.36%	0.44	%(C)	0.44%	0.46%	0.49%	0.61%	0.69%
Ratio of Net Investment Income to Average Net Assets	2.66	%(C)	2.64%	2.70%	2.28%	1.97%	2.89%	1.57	%(C)	2.58%	2.45%	1.87%	1.97%	2.44%
Portfolio Turnover Rate	7	%(B)	13%	14%	7%	4%	5%	7	%(B)	17%	14%	13%	5%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Sustainability Fixed Income Portfolio
	Six Months Ended Apr 30, 2024		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 6, 2018 to Oct 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$9.01		$8.96	$11.00	$11.40	$11.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.27	0.20	0.17	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.44		0.02	(2.03)	(0.37)	0.45	0.96

Total from Investment Operations	0.61		0.29	(1.83)	(0.20)	0.63	1.16

Less Distributions:
Net Investment Income	(0.27)		(0.24)	(0.20)	(0.18)	(0.21)	(0.16)
Net Realized Gains	—		—	(0.01)	(0.02)	(0.02)	—

Total Distributions	(0.27)		(0.24)	(0.21)	(0.20)	(0.23)	(0.16)

Net Asset Value, End of Period	$9.35		$9.01	$8.96	$11.00	$11.40	$11.00

Total Return	6.80	%(B)	3.19%	(16.88%)	(1.78%)	5.83%	11.65	%(B)

Net Assets, End of Period (thousands)	$686,832		$778,457	$819,220	$891,738	$561,436	$351,487
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.26%	0.28%	0.28%	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.23%	0.26%	0.28%	0.30%	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	3.54	%(C)	2.87%	1.99%	1.55%	1.62%	1.85	%(C)(D)
Portfolio Turnover Rate	30	%(B)	39%	29%	11%	19%	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, five of which, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, Emerging Markets Sustainability Core 1 Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities held by U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

36

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

37

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.

The International Equity Portfolios and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Sustainability Core 1 Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the six months ended April 30, 2024, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Sustainability Core 1 Portfolio	0.14%
U.S. Sustainability Targeted Value Portfolio	0.28%
International Sustainability Core 1 Portfolio	0.20%
Emerging Markets Sustainability Core 1 Portfolio	0.35%
DFA Global Sustainability Fixed Income Portfolio	0.18%

38

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2025. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2024, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2024, waived fees/assumed expenses during the six months ended April 30, 2024, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
U.S. Sustainability Core 1 Portfolio (1)	0.25%	—	—
U.S. Sustainability Targeted Value Portfolio (2)	0.34%	$14	$3
International Sustainability Core 1 Portfolio (1)	0.38%	—	—
Emerging Markets Sustainability Core 1 Portfolio (2)	0.65%	—	—
DFA Global Sustainability Fixed Income Portfolio (2)	0.25%	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for the U.S. Sustainability Targeted Value Portfolio and DFA Global Sustainability Fixed Income Portfolio were 0.40% and 0.28%, respectively.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2024	10/31/2025	10/31/2026	4/30/2027	Total
U.S. Sustainability Targeted Value Portfolio	$42	$24	$4	$2	$72

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Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2024, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Global Sustainability Fixed Income Portfolio	$5

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2024, the total related amount paid by the Fund to the CCO was $107 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2024, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Sustainability Core 1 Portfolio	$4
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	2
Emerging Markets Sustainability Core 1 Portfolio	1
DFA Global Sustainability Fixed Income Portfolio	1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2024, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	—	—	$229,685	$142,368
U.S. Sustainability Targeted Value Portfolio	—	—	44,112	26,068
International Sustainability Core 1 Portfolio	—	—	235,682	278,551
Emerging Markets Sustainability Core 1 Portfolio	—	—	62,932	80,083
DFA Global Sustainability Fixed Income Portfolio	$106,900	$108,864	102,913	228,630

For the six months ended April 30, 2024, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2024	Shares as of April 30, 2024	Dividend Income	Capital Gain Distributions
U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$110,290	$381,618	$380,485	$10	$2	$111,435	9,633	$2,627	—

Total	$110,290	$381,618	$380,485	$10	$2	$111,435	9,633	$2,627	—

U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,737	$22,618	$21,922	$1	—	$6,434	556	$184	—

Total	$5,737	$22,618	$21,922	$1	—	$6,434	556	$184	—

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$114,248	$426,323	$331,198	$6	—	$209,379	18,100	$2,806	—

Total	$114,248	$426,323	$331,198	$6	—	$209,379	18,100	$2,806	—

Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$13,709	$50,793	$53,614	$1	—	$10,889	941	—	—

Total	$13,709	$50,793	$53,614	$1	—	$10,889	941	—	—

DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$13,486	$46,693	$55,513	$2	—	$4,668	404	$272	—

Total	$13,486	$46,693	$55,513	$2	—	$4,668	404	$272	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of

41

the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Sustainability Core 1 Portfolio
2022	$62,697	$65,523	—	$128,220
2023	70,236	—	—	70,236
U.S. Sustainability Targeted Value Portfolio
2022	14,071	1,866	—	15,937
2023	4,557	7,688	—	12,245
International Sustainability Core 1 Portfolio
2022	91,322	—	—	91,322
2023	70,779	—	—	70,779
Emerging Markets Sustainability Core 1 Portfolio
2022	23,758	14,899	—	38,657
2023	21,062	—	—	21,062
DFA Global Sustainability Fixed Income Portfolio
2022	17,132	975	—	18,107
2023	20,613	—	—	20,613

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio	$(930)	—	$(930)
U.S. Sustainability Targeted Value Portfolio	(360)	$(1,278)	(1,638)
International Sustainability Core 1 Portfolio	(2,946)	—	(2,946)
Emerging Markets Sustainability Core 1 Portfolio	(1,259)	—	(1,259)
DFA Global Sustainability Fixed Income Portfolio	(2,523)	—	(2,523)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Sustainability Core 1 Portfolio	$4,591	—	$(11,179)	$1,680,089	$1,673,501
U.S. Sustainability Targeted Value Portfolio	—	$2,495	—	3,684	6,179

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
International Sustainability Core 1 Portfolio	$17,274	—	$(81,823)	$183,509	$118,960
Emerging Markets Sustainability Core 1 Portfolio	8,387	—	(74,685)	(21,517)	(87,815)
DFA Global Sustainability Fixed Income Portfolio	16,615	—	(70,215)	(116,038)	(169,638)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Sustainability Core 1 Portfolio	$11,179	$11,179
International Sustainability Core 1 Portfolio	81,823	81,823
Emerging Markets Sustainability Core 1 Portfolio	74,685	74,685
DFA Global Sustainability Fixed Income Portfolio	70,215	70,215

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2024, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$3,777,214	$2,927,861	$(172,315)	$2,755,546
U.S. Sustainability Targeted Value Portfolio	347,671	87,517	(21,821)	65,696
International Sustainability Core 1 Portfolio	2,824,268	882,179	(205,747)	676,432
Emerging Markets Sustainability Core 1 Portfolio	880,632	259,986	(130,220)	129,766
DFA Global Sustainability Fixed Income Portfolio	735,221	7,120	(80,238)	(73,118)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Global Sustainability Fixed Income Portfolio hedges its foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operation as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operation as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2024 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$—	$344
DFA Global Sustainability Fixed Income Portfolio	471,900	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

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The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2024 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (1)
DFA Global Sustainability Fixed Income Portfolio	$4,672	$4,672

	Liability Derivatives Value
	Total Value at April 30, 2024	Forward Currency Contracts (2)
DFA Global Sustainability Fixed Income Portfolio	$(194)	$(194)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2024 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Sustainability Core 1 Portfolio	$(52)	—	$(52)
U.S. Sustainability Targeted Value Portfolio	60	—	60
Emerging Markets Sustainability Core 1 Portfolio	204	—	204
DFA Global Sustainability Fixed Income Portfolio	(1,226)	$(1,226)	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
DFA Global Sustainability Fixed Income Portfolio	$2,725	$2,725

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of April 30, 2024, there were no futures contracts outstanding. During the six months ended April 30, 2024, the Portfolios had limited activity in futures contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2024 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
DFA Global Sustainability Fixed Income Portfolio
Morgan Stanley and Co. International	$801	$801	$(36)	—	—	$765	$36	$36	$(36)	—	—	—
Bank of New York Mellon	1,483	1,483	—	—	—	1,483	—	—	—	—	—	—
State Street Bank and Trust	879	879	(131)	—	—	748	131	131	(131)	—	—	—
Societe Generale	1,285	1,285	—	—	—	1,285	—	—	—	—	—	—
Citibank, N.A	24	24	(9)	—	—	15	9	9	(9)	—	—	—
Royal Bank of Scotland	—	—	—	—	—	—	18	18	—	—	—	$18
Australia and New Zealand Bank	200	200	—	—	—	200	—	—	—	—	—	—

Total	$4,672	$4,672	$(176)	—	—	$4,496	$194	$194	$(176)	—	—	$18

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

46

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 3, 2024, with its domestic custodian bank. A line of credit with similar terms was in effect through April 3, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 2, 2025.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 27, 2023. A line of credit with similar terms was in effect through December 27, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 26, 2024.

For the six months ended April 30, 2024, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2024
International Sustainability Core 1 Portfolio	6.08%	$1,031	27	$5	$3,506	—
Emerging Markets Sustainability Core 1 Portfolio	6.08%	1,318	32	7	5,390	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2024, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2024.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2024, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

47

For the six months ended April 30, 2024, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Sustainability Core 1 Portfolio	$22,227	$20,523	$(961)
U.S. Sustainability Targeted Value Portfolio	8,147	4,319	(555)
International Sustainability Core 1 Portfolio	17,773	37,109	(4,310)
Emerging Markets Sustainability Core 1 Portfolio	134	373	(12)

J. Securities Lending:

As of April 30, 2024, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Sustainability Core 1 Portfolio	$84,026
U.S. Sustainability Targeted Value Portfolio	1,762
International Sustainability Core 1 Portfolio	24,856
Emerging Markets Sustainability Core 1 Portfolio	20,254

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

48

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2024, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Sustainability Core 1 Portfolio	$52,104
U.S. Sustainability Targeted Value Portfolio	4,141

M. Recently Issued Accounting Standards and Regulations:

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

N. Other:

As of April 30, 2024, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Sustainability Core 1 Portfolio	4	77%
U.S. Sustainability Targeted Value Portfolio	2	93%

49

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International Sustainability Core 1 Portfolio	2	73%
Emerging Markets Sustainability Core 1 Portfolio	2	87%
DFA Global Sustainability Fixed Income Portfolio	3	90%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

During the six months ended April 30, 2024, the Portfolios’ activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Sustainability Core 1 Portfolio	$109,436	2,804,135	$153
U.S. Sustainability Targeted Value Portfolio	10,590	607,461	15

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

50

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

51

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on April 1-2, 2024, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period, such as the impacts of a number of U.S. regional bank failures beginning in March 2023, the possibility of a U.S. Government default prior to a deal being struck in early June 2023 to suspend the debt ceiling limit until January 2025, and extended market holidays, on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to utilize available cash, draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

52

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

53

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2023 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 31, 2023, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

54

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

55

DFA043024-006S 00299856

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Cap Equity Portfolio	Series of Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

U.S. High Relative Profitability Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA Global Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

International High Relative Profitability Portfolio	Series of Registrant

World ex U.S. Core Equity Portfolio	Series of Registrant

World ex U.S. Targeted Value Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
Emerging Markets Core Equity Portfolio	Series of Registrant

Emerging Markets Targeted Value Portfolio	Series of Registrant

Emerging Markets ex China Core Equity Portfolio	Series of Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

U.S. Social Core Equity 2 Portfolio	Series of Registrant

International Social Core Equity Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

U.S. Sustainability Targeted Value Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Cap Growth Portfolio	Series of Registrant

U.S. Small Cap Growth Portfolio	Series of Registrant

International Large Cap Growth Portfolio	Series of Registrant

International Small Cap Growth Portfolio	Series of Registrant

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (8.6%)
*	Alphabet, Inc., Class A	229,610	$37,375,916
*	Alphabet, Inc., Class C	200,426	32,998,137
	AT&T, Inc.	99,632	1,682,784
*	Atlanta Braves Holdings, Inc., Class C	475	17,779
*	Charter Communications, Inc., Class A	5,189	1,328,073
	Comcast Corp., Class A	189,948	7,238,918
	Electronic Arts, Inc.	15,784	2,001,727
#	Endeavor Group Holdings, Inc., Class A	10,840	286,284
	Fox Corp., Class A	5,430	168,384
	Fox Corp., Class B	12,521	359,102
»	GCI Liberty, Inc.	11,378	10,291
	Interpublic Group of Cos., Inc.	57,659	1,755,140
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	119,247
*	Liberty Media Corp.-Liberty Formula One, Class C	14,506	1,014,985
*	Live Nation Entertainment, Inc.	8,787	781,252
	Meta Platforms, Inc., Class A	85,107	36,610,478
*	Netflix, Inc.	10,791	5,941,956
	News Corp., Class A	35,333	840,925
#	News Corp., Class B	19,570	480,248
	Omnicom Group, Inc.	21,759	2,020,106
*	Pinterest, Inc., Class A	23,644	790,892
*	ROBLOX Corp., Class A	1,177	41,854
#	Sirius XM Holdings, Inc.	38,728	113,860
*	Snap, Inc., Class A	27,949	420,632
*	Spotify Technology SA	5,364	1,504,280
*	Take-Two Interactive Software, Inc.	7,153	1,021,520
	TKO Group Holdings, Inc.	4,362	412,951
	T-Mobile U.S., Inc.	24,793	4,070,267
*	Trade Desk, Inc., Class A	10,796	894,449
	Verizon Communications, Inc.	84,401	3,332,996
	Walt Disney Co.	44,550	4,949,505
*	Warner Bros Discovery, Inc.	62,032	456,556
#	Warner Music Group Corp., Class A	2,458	81,114

TOTAL COMMUNICATION SERVICES			151,122,608

CONSUMER DISCRETIONARY — (10.2%)
*	Airbnb, Inc., Class A	12,095	1,917,904
*	Amazon.com, Inc.	339,845	59,472,875
*	Aptiv PLC	13,328	946,288
	Aramark	18,850	593,964
*	AutoZone, Inc.	536	1,584,630
	Best Buy Co., Inc.	24,574	1,809,629
	Booking Holdings, Inc.	1,074	3,707,480
*	Burlington Stores, Inc.	4,320	777,341
*	CarMax, Inc.	20,086	1,365,245
*	Carnival Corp.	40,917	606,390
*	Carvana Co.	1,831	151,827
*	Chipotle Mexican Grill, Inc.	993	3,137,483
	Darden Restaurants, Inc.	6,141	942,091
*	Deckers Outdoor Corp.	1,197	979,709
#	Dick’s Sporting Goods, Inc.	4,197	843,345
	Domino’s Pizza, Inc.	1,080	571,612
*	DoorDash, Inc., Class A	8,093	1,046,101

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	DR Horton, Inc.	11,507	$1,639,632
*	DraftKings, Inc., Class A	12,531	520,788
	eBay, Inc.	46,386	2,390,734
*	Expedia Group, Inc.	5,821	783,681
#*	Floor & Decor Holdings, Inc., Class A	13,970	1,541,310
	Ford Motor Co.	125,232	1,521,569
	Garmin Ltd.	13,111	1,894,146
	General Motors Co.	54,359	2,420,606
	Genuine Parts Co.	13,715	2,156,135
	Hilton Worldwide Holdings, Inc.	8,690	1,714,363
	Home Depot, Inc.	40,965	13,691,322
#	Hyatt Hotels Corp., Class A	3,673	546,506
	Las Vegas Sands Corp.	20,459	907,561
	Lennar Corp., Class A	16,275	2,467,615
#	Lennar Corp., Class B	921	129,299
	LKQ Corp.	35,324	1,523,524
	Lowe’s Cos., Inc.	17,799	4,057,994
*	Lululemon Athletica, Inc.	4,092	1,475,575
	Marriott International, Inc., Class A	9,153	2,161,298
	McDonald’s Corp.	22,877	6,246,336
*	MGM Resorts International	18,488	729,167
	NIKE, Inc., Class B	33,111	3,054,821
*	NVR, Inc.	295	2,194,461
*	O’Reilly Automotive, Inc.	1,829	1,853,253
	Penske Automotive Group, Inc.	7,394	1,130,617
	Phinia, Inc.	4,987	194,493
	Pool Corp.	2,288	829,469
	PulteGroup, Inc.	19,137	2,132,245
	Ralph Lauren Corp.	973	159,222
	Ross Stores, Inc.	16,374	2,121,252
*	Royal Caribbean Cruises Ltd.	15,995	2,233,382
	Starbucks Corp.	30,715	2,717,970
*	Tesla, Inc.	79,700	14,607,416
	TJX Cos., Inc.	49,633	4,669,969
	Toll Brothers, Inc.	11,573	1,378,460
*	TopBuild Corp.	5,748	2,326,043
	Tractor Supply Co.	6,285	1,716,308
*	Ulta Beauty, Inc.	2,499	1,011,695
#	Williams-Sonoma, Inc.	8,562	2,455,410
	Wynn Resorts Ltd.	1,775	162,679
	Yum! Brands, Inc.	8,696	1,228,310

TOTAL CONSUMER DISCRETIONARY			179,150,550

CONSUMER STAPLES — (6.8%)
	Albertsons Cos., Inc., Class A	54,157	1,104,803
	Altria Group, Inc.	26,025	1,140,155
	Archer-Daniels-Midland Co.	18,321	1,074,710
	Brown-Forman Corp., Class A	4,122	202,266
	Brown-Forman Corp., Class B	13,915	665,833
	Bunge Global SA	13,483	1,372,030
	Campbell Soup Co.	32,944	1,505,870
	Casey’s General Stores, Inc.	1,060	338,755
*	Celsius Holdings, Inc.	6,510	463,968
	Church & Dwight Co., Inc.	12,985	1,400,952
	Clorox Co.	5,263	778,240
	Coca-Cola Co.	139,387	8,609,935
	Colgate-Palmolive Co.	24,225	2,226,762
	Conagra Brands, Inc.	14,354	441,816
	Constellation Brands, Inc., Class A	6,081	1,541,290

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	13,733	$9,927,586
	Dollar General Corp.	21,431	2,982,981
*	Dollar Tree, Inc.	17,963	2,124,125
	Estee Lauder Cos., Inc., Class A	7,361	1,079,932
	General Mills, Inc.	47,495	3,346,498
	Hershey Co.	6,595	1,278,902
	Hormel Foods Corp.	22,835	812,013
	J M Smucker Co.	6,229	715,401
	Kellanova	23,950	1,385,747
	Kenvue, Inc.	209,206	3,937,257
	Keurig Dr Pepper, Inc.	53,887	1,815,992
	Kimberly-Clark Corp.	12,559	1,714,680
	Kraft Heinz Co.	72,790	2,810,422
	Kroger Co.	91,614	5,073,583
	Lamb Weston Holdings, Inc.	3,876	323,026
	McCormick & Co., Inc.	13,674	1,040,044
	McCormick & Co., Inc.	508	38,377
	Molson Coors Beverage Co., Class B	11,347	649,729
	Mondelez International, Inc., Class A	45,815	3,295,931
*	Monster Beverage Corp.	22,868	1,222,295
	PepsiCo, Inc.	55,210	9,711,991
*	Performance Food Group Co.	14,694	997,429
	Philip Morris International, Inc.	49,352	4,685,479
	Procter & Gamble Co.	89,222	14,561,030
	Sysco Corp.	23,113	1,717,758
	Target Corp.	24,504	3,944,654
	Tyson Foods, Inc., Class A	15,479	938,801
*	U.S. Foods Holding Corp.	27,186	1,366,096
	Walgreens Boots Alliance, Inc.	7,083	125,582
	Walmart, Inc.	201,519	11,960,153
	WK Kellogg Co.	5,987	139,736

TOTAL CONSUMER STAPLES			118,590,615

ENERGY — (5.7%)
	Baker Hughes Co.	65,841	2,147,733
	Cheniere Energy, Inc.	12,034	1,899,206
#	Chesapeake Energy Corp.	4,459	400,775
	Chevron Corp.	70,909	11,435,494
	ConocoPhillips	65,099	8,177,736
	Coterra Energy, Inc.	38,506	1,053,524
	Devon Energy Corp.	55,306	2,830,561
	Diamondback Energy, Inc.	15,074	3,031,834
	EOG Resources, Inc.	28,524	3,768,876
	EQT Corp.	31,137	1,248,282
	Exxon Mobil Corp.	181,735	21,493,798
	Halliburton Co.	87,495	3,278,438
	Hess Corp.	31,222	4,917,153
	HF Sinclair Corp.	21,915	1,188,889
	Kinder Morgan, Inc.	117,037	2,139,436
	Marathon Oil Corp.	62,489	1,677,830
	Marathon Petroleum Corp.	19,110	3,472,669
	Occidental Petroleum Corp.	40,637	2,687,731
	ONEOK, Inc.	41,588	3,290,443
	Ovintiv, Inc.	19,194	985,036
	Permian Resources Corp.	5,653	94,688
	Phillips 66	17,787	2,547,276
	Pioneer Natural Resources Co.	11,126	2,996,454
	Schlumberger NV	60,870	2,890,108
	Targa Resources Corp.	15,887	1,812,071

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	TechnipFMC PLC	45,222	$1,158,588
	Texas Pacific Land Corp.	1,449	835,059
	Valero Energy Corp.	19,642	3,140,167
	Williams Cos., Inc.	96,301	3,694,106

TOTAL ENERGY			100,293,961

FINANCIALS — (13.8%)
	Aflac, Inc.	20,960	1,753,304
	Allstate Corp.	17,084	2,905,305
	Ally Financial, Inc.	1,500	57,525
	American Express Co.	29,273	6,850,760
	American International Group, Inc.	27,070	2,038,642
	Ameriprise Financial, Inc.	7,468	3,075,248
	Aon PLC, Class A	6,197	1,747,616
	Apollo Global Management, Inc.	14,286	1,548,317
*	Arch Capital Group Ltd.	26,543	2,482,832
	Ares Management Corp., Class A	4,814	640,695
	Arthur J Gallagher & Co.	8,349	1,959,427
	Bank of America Corp.	222,437	8,232,393
	Bank of New York Mellon Corp.	34,515	1,949,752
*	Berkshire Hathaway, Inc., Class B	56,327	22,346,611
	BlackRock, Inc.	4,680	3,531,715
	Blackstone, Inc.	15,132	1,764,543
*	Block, Inc.	27,990	2,043,270
	Brown & Brown, Inc.	20,872	1,701,903
	Capital One Financial Corp.	12,909	1,851,538
	Carlyle Group, Inc.	26,272	1,176,986
	Cboe Global Markets, Inc.	8,205	1,486,336
	Charles Schwab Corp.	64,010	4,733,539
	Chubb Ltd.	13,257	3,296,220
	Cincinnati Financial Corp.	11,162	1,291,332
	Citigroup, Inc.	58,141	3,565,788
	Citizens Financial Group, Inc.	19,841	676,776
	CME Group, Inc.	11,347	2,378,785
*	Coinbase Global, Inc., Class A	7,714	1,573,116
	Corebridge Financial, Inc.	19,072	506,552
*	Corpay, Inc.	5,921	1,788,971
	Discover Financial Services	28,814	3,651,598
	East West Bancorp, Inc.	1,334	99,370
	Equitable Holdings, Inc.	55,785	2,059,024
	Erie Indemnity Co., Class A	1,552	593,888
	Everest Group Ltd.	2,916	1,068,452
	FactSet Research Systems, Inc.	1,647	686,618
	Fidelity National Financial, Inc.	32,803	1,623,748
	Fidelity National Information Services, Inc.	23,464	1,593,675
	Fifth Third Bancorp	48,790	1,778,883
	First Citizens BancShares, Inc., Class A	913	1,540,012
*	Fiserv, Inc.	19,824	3,026,530
	Franklin Resources, Inc.	16,632	379,875
	Global Payments, Inc.	10,390	1,275,580
	Globe Life, Inc.	2,186	166,508
	Goldman Sachs Group, Inc.	10,268	4,381,458
	Hartford Financial Services Group, Inc.	29,518	2,859,999
	Huntington Bancshares, Inc.	75,475	1,016,648
	Interactive Brokers Group, Inc., Class A	2,406	276,979
	Intercontinental Exchange, Inc.	18,765	2,416,181
	Jack Henry & Associates, Inc.	6,529	1,062,203
	JPMorgan Chase & Co.	109,615	21,017,580
	KeyCorp	45,369	657,397

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	KKR & Co., Inc.	18,869	$1,756,138
	Loews Corp.	17,071	1,282,886
	LPL Financial Holdings, Inc.	5,695	1,532,695
	M&T Bank Corp.	8,401	1,213,020
*	Markel Group, Inc.	923	1,346,103
	Marsh & McLennan Cos., Inc.	20,867	4,161,506
	Mastercard, Inc., Class A	33,368	15,055,642
	MetLife, Inc.	23,135	1,644,436
	Moody’s Corp.	5,964	2,208,648
	Morgan Stanley	37,715	3,426,031
#	Morningstar, Inc.	3,764	1,063,895
	MSCI, Inc.	2,428	1,130,938
	Nasdaq, Inc.	29,103	1,741,815
	Northern Trust Corp.	11,518	948,968
*	PayPal Holdings, Inc.	34,188	2,322,049
	PNC Financial Services Group, Inc.	12,425	1,904,255
	Principal Financial Group, Inc.	18,429	1,458,471
	Progressive Corp.	19,077	3,972,785
	Prudential Financial, Inc.	29,328	3,240,157
	Raymond James Financial, Inc.	17,554	2,141,588
	Regions Financial Corp.	74,541	1,436,405
	Reinsurance Group of America, Inc.	6,385	1,193,931
	RenaissanceRe Holdings Ltd.	3,272	717,386
*	Robinhood Markets, Inc., Class A	8,411	138,697
#*	Rocket Cos., Inc., Class A	9,767	119,939
	S&P Global, Inc.	9,995	4,156,221
	State Street Corp.	20,144	1,460,239
	Synchrony Financial	49,494	2,176,746
	T Rowe Price Group, Inc.	13,649	1,495,521
#*	Toast, Inc., Class A	23,139	546,775
	Tradeweb Markets, Inc., Class A	6,784	690,001
	Travelers Cos., Inc.	13,148	2,789,480
	Truist Financial Corp.	30,818	1,157,216
	U.S. Bancorp	32,028	1,301,298
#	Visa, Inc., Class A	57,658	15,487,515
	W R Berkley Corp.	19,770	1,521,697
	Wells Fargo & Co.	110,486	6,554,030
	Willis Towers Watson PLC	5,132	1,288,850

TOTAL FINANCIALS			241,971,976

HEALTH CARE — (11.4%)
	Abbott Laboratories	62,251	6,596,738
	AbbVie, Inc.	73,369	11,932,734
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	22,068	3,024,199
*	Align Technology, Inc.	4,020	1,135,168
*	Alnylam Pharmaceuticals, Inc.	3,636	523,402
	Amgen, Inc.	23,156	6,343,355
*	Avantor, Inc.	17,831	432,045
	Baxter International, Inc.	15,580	628,965
	Becton Dickinson & Co.	9,471	2,221,897
*	Biogen, Inc.	2,332	500,960
*	BioMarin Pharmaceutical, Inc.	7,684	620,560
*	Boston Scientific Corp.	44,884	3,225,813
	Bristol-Myers Squibb Co.	42,898	1,884,938
	Bruker Corp.	3,676	286,765
	Cardinal Health, Inc.	9,146	942,404
	Cencora, Inc.	6,986	1,670,003
*	Centene Corp.	24,401	1,782,737

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Charles River Laboratories International, Inc.	6,746	$1,544,834
	Cigna Group	11,209	4,002,061
	Cooper Cos., Inc.	9,696	863,526
	CVS Health Corp.	38,965	2,638,320
	Danaher Corp.	21,516	5,306,276
*	DaVita, Inc.	3,886	540,193
*	Dexcom, Inc.	9,544	1,215,810
*	Edwards Lifesciences Corp.	19,018	1,610,254
	Elevance Health, Inc.	9,053	4,785,235
	Eli Lilly & Co.	32,354	25,271,709
*	Exact Sciences Corp.	8,544	507,086
*	Fortrea Holdings, Inc.	7,957	291,147
*	GE HealthCare Technologies, Inc.	35,890	2,736,254
	Gilead Sciences, Inc.	38,123	2,485,620
	HCA Healthcare, Inc.	6,213	1,924,912
*	Hologic, Inc.	16,697	1,265,132
	Humana, Inc.	4,710	1,422,844
*	IDEXX Laboratories, Inc.	3,400	1,675,384
*	Illumina, Inc.	952	117,144
*	Incyte Corp.	5,619	292,469
*	Intuitive Surgical, Inc.	7,089	2,627,325
*	IQVIA Holdings, Inc.	13,969	3,237,595
	Johnson & Johnson	104,193	15,065,266
	Laboratory Corp. of America Holdings	5,960	1,200,165
	McKesson Corp.	4,067	2,184,833
*	Medpace Holdings, Inc.	1,329	516,117
	Medtronic PLC	30,284	2,429,988
	Merck & Co., Inc.	82,408	10,648,762
*	Mettler-Toledo International, Inc.	656	806,683
*	Moderna, Inc.	21,165	2,334,711
*	Molina Healthcare, Inc.	3,901	1,334,532
*	Neurocrine Biosciences, Inc.	5,472	752,619
	Pfizer, Inc.	76,381	1,956,881
	Quest Diagnostics, Inc.	9,879	1,365,080
*	Regeneron Pharmaceuticals, Inc.	3,375	3,005,977
	ResMed, Inc.	9,897	2,117,859
	Revvity, Inc.	7,472	765,656
	Royalty Pharma PLC, Class A	4,304	119,221
*	Sarepta Therapeutics, Inc.	2,119	268,393
*	Solventum Corp.	1,931	125,534
	STERIS PLC	6,805	1,392,031
	Stryker Corp.	10,433	3,510,704
	Teleflex, Inc.	139	29,016
	Thermo Fisher Scientific, Inc.	10,883	6,189,380
*	United Therapeutics Corp.	3,500	820,155
	UnitedHealth Group, Inc.	40,430	19,555,991
	Universal Health Services, Inc., Class B	5,543	944,693
*	Veeva Systems, Inc., Class A	4,424	878,429
*	Vertex Pharmaceuticals, Inc.	8,838	3,471,655
	Viatris, Inc.	41,457	479,657
*	Waters Corp.	2,690	831,318
	West Pharmaceutical Services, Inc.	2,654	948,752
	Zimmer Biomet Holdings, Inc.	10,384	1,248,988
	Zoetis, Inc.	16,323	2,599,274

TOTAL HEALTH CARE			200,046,990

INDUSTRIALS — (10.8%)
	3M Co.	7,725	745,540
	A O Smith Corp.	13,701	1,134,991

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Advanced Drainage Systems, Inc.	4,058	$637,106
	AECOM	14,411	1,331,000
	Allegion PLC	5,209	633,206
	AMETEK, Inc.	17,254	3,013,584
	Automatic Data Processing, Inc.	17,610	4,259,683
*	Axon Enterprise, Inc.	2,186	685,661
*	Boeing Co.	18,166	3,048,981
	Booz Allen Hamilton Holding Corp.	6,553	967,682
	Broadridge Financial Solutions, Inc.	5,331	1,031,069
*	Builders FirstSource, Inc.	14,298	2,613,960
	Carlisle Cos., Inc.	4,922	1,910,966
	Carrier Global Corp.	52,629	3,236,157
	Caterpillar, Inc.	24,452	8,180,906
	Cintas Corp.	3,245	2,136,313
*	Copart, Inc.	27,262	1,480,599
*	Core & Main, Inc., Class A	17,659	997,204
	CSX Corp.	103,942	3,452,953
	Cummins, Inc.	12,538	3,541,860
#*	Dayforce, Inc.	7,678	471,199
	Deere & Co.	14,746	5,771,732
	Delta Air Lines, Inc.	54,372	2,722,406
	Dover Corp.	9,740	1,746,382
	Eaton Corp. PLC	13,996	4,454,367
	EMCOR Group, Inc.	3,695	1,319,743
	Emerson Electric Co.	18,002	1,940,256
	Equifax, Inc.	7,005	1,542,431
	Expeditors International of Washington, Inc.	10,350	1,152,058
	Fastenal Co.	28,315	1,923,721
	FedEx Corp.	11,457	2,999,213
	Ferguson PLC	10,975	2,303,652
	Fortive Corp.	23,508	1,769,447
*	GE Vernova, Inc.	7,824	1,202,627
	General Dynamics Corp.	9,569	2,747,164
	General Electric Co.	31,299	5,064,804
	Graco, Inc.	10,578	848,356
	HEICO Corp.	1,837	380,994
	HEICO Corp., Class A	3,397	563,392
	Honeywell International, Inc.	25,659	4,945,259
	Howmet Aerospace, Inc.	23,797	1,588,450
	Hubbell, Inc.	3,796	1,406,494
	Huntington Ingalls Industries, Inc.	798	220,990
	IDEX Corp.	4,354	959,883
	Illinois Tool Works, Inc.	12,431	3,034,531
	Ingersoll Rand, Inc.	26,744	2,495,750
	Jacobs Solutions, Inc.	8,883	1,274,977
	JB Hunt Transport Services, Inc.	8,635	1,403,792
	Johnson Controls International PLC	37,147	2,417,155
	L3Harris Technologies, Inc.	7,815	1,672,801
	Leidos Holdings, Inc.	10,597	1,485,911
	Lennox International, Inc.	1,509	699,301
	Lincoln Electric Holdings, Inc.	3,611	792,723
	Lockheed Martin Corp.	9,322	4,334,077
	Masco Corp.	7,236	495,304
*	NEXTracker, Inc., Class A	7,164	306,548
	Nordson Corp.	3,436	887,141
	Norfolk Southern Corp.	7,948	1,830,583
	Northrop Grumman Corp.	5,251	2,546,893
	nVent Electric PLC	7,432	535,624
	Old Dominion Freight Line, Inc.	5,999	1,090,078

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Otis Worldwide Corp.	12,817	$1,168,910
	Owens Corning	12,012	2,020,539
	PACCAR, Inc.	26,362	2,797,272
	Parker-Hannifin Corp.	5,826	3,174,646
	Paychex, Inc.	12,736	1,513,164
	Paycom Software, Inc.	348	65,417
	Pentair PLC	19,267	1,523,827
	Quanta Services, Inc.	11,990	3,100,134
	Republic Services, Inc.	11,233	2,153,366
	Rockwell Automation, Inc.	5,091	1,379,457
	Rollins, Inc.	15,673	698,389
	RTX Corp.	40,747	4,136,635
*	Saia, Inc.	1,668	661,912
	Snap-on, Inc.	5,139	1,377,046
	Southwest Airlines Co.	17,901	464,352
	SS&C Technologies Holdings, Inc.	15,765	975,696
	Stanley Black & Decker, Inc.	5,117	467,694
#*	Symbotic, Inc.	1,576	60,786
	Textron, Inc.	13,791	1,166,581
	Trane Technologies PLC	8,785	2,787,832
	TransDigm Group, Inc.	1,695	2,115,411
	TransUnion	12,799	934,327
*	Uber Technologies, Inc.	29,580	1,960,267
#*	U-Haul Holding Co.	2,400	151,752
	U-Haul Holding Co.	23,433	1,436,912
	Union Pacific Corp.	24,788	5,878,722
*	United Airlines Holdings, Inc.	23,982	1,234,114
	United Parcel Service, Inc., Class B	28,145	4,150,825
	United Rentals, Inc.	7,148	4,774,793
	Veralto Corp.	7,653	716,933
	Verisk Analytics, Inc.	5,968	1,300,785
	Vertiv Holdings Co., Class A	18,931	1,760,583
	Vestis Corp.	1,386	25,530
	Waste Management, Inc.	16,706	3,475,182
#	Watsco, Inc.	2,186	978,716
	Westinghouse Air Brake Technologies Corp.	12,208	1,966,465
	WW Grainger, Inc.	2,017	1,858,363
*	XPO, Inc.	978	105,096
	Xylem, Inc.	10,338	1,351,177

TOTAL INDUSTRIALS			190,257,238

INFORMATION TECHNOLOGY — (26.2%)
	Accenture PLC, Class A	25,784	7,758,664
*	Adobe, Inc.	14,236	6,588,848
*	Advanced Micro Devices, Inc.	48,629	7,701,861
*	Akamai Technologies, Inc.	12,966	1,308,658
	Amphenol Corp., Class A	23,205	2,802,468
	Analog Devices, Inc.	18,365	3,684,203
	Apple, Inc.	514,947	87,710,752
	Applied Materials, Inc.	25,215	5,008,960
*	AppLovin Corp., Class A	16,057	1,133,143
*	Arista Networks, Inc.	6,732	1,727,162
*	Aspen Technology, Inc.	4,159	818,782
*	Atlassian Corp., Class A	3,215	553,945
*	Autodesk, Inc.	8,662	1,843,707
#	Bentley Systems, Inc., Class B	7,957	417,981
	Broadcom, Inc.	17,709	23,026,481
*	Cadence Design Systems, Inc.	8,350	2,301,511
	CDW Corp.	6,151	1,487,681

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cisco Systems, Inc.	175,806	$8,259,366
*	Cloudflare, Inc., Class A	3,863	337,626
	Cognizant Technology Solutions Corp., Class A	36,029	2,366,385
	Corning, Inc.	57,992	1,935,773
*	Crowdstrike Holdings, Inc., Class A	4,868	1,424,085
*	Datadog, Inc., Class A	5,103	640,427
	Dell Technologies, Inc., Class C	8,265	1,030,150
*	DocuSign, Inc.	3,264	184,742
*	Dropbox, Inc., Class A	13,999	324,217
*	Dynatrace, Inc.	10,791	488,940
*	Enphase Energy, Inc.	4,650	505,734
	Entegris, Inc.	7,773	1,033,187
*	EPAM Systems, Inc.	2,630	618,734
*	Fair Isaac Corp.	770	872,664
*	First Solar, Inc.	7,786	1,372,672
*	Flex Ltd.	54,300	1,555,695
*	Fortinet, Inc.	19,857	1,254,565
*	Gartner, Inc.	2,756	1,137,098
	Gen Digital, Inc.	34,196	688,707
#*	GLOBALFOUNDRIES, Inc.	4,313	210,819
*	GoDaddy, Inc., Class A	5,302	648,859
	Hewlett Packard Enterprise Co.	91,810	1,560,770
	HP, Inc.	30,337	852,166
*	HubSpot, Inc.	1,029	622,411
	Intel Corp.	130,932	3,989,498
	International Business Machines Corp.	49,670	8,255,154
	Intuit, Inc.	7,056	4,414,375
	Jabil, Inc.	23,278	2,731,906
*	Keysight Technologies, Inc.	10,965	1,622,162
	KLA Corp.	5,497	3,789,027
	Lam Research Corp.	4,673	4,179,578
*	Manhattan Associates, Inc.	2,322	478,471
	Marvell Technology, Inc.	26,487	1,745,758
	Microchip Technology, Inc.	26,389	2,427,260
	Micron Technology, Inc.	33,822	3,820,533
	Microsoft Corp.	211,304	82,266,986
#*	MongoDB, Inc.	1,556	568,220
	Monolithic Power Systems, Inc.	1,525	1,020,728
	Motorola Solutions, Inc.	6,252	2,120,366
	NetApp, Inc.	10,783	1,102,130
*	Nutanix, Inc., Class A	2,814	170,810
	NVIDIA Corp.	98,747	85,319,383
	NXP Semiconductors NV	12,300	3,151,137
*	Okta, Inc.	8,297	771,455
*	ON Semiconductor Corp.	33,625	2,359,130
	Oracle Corp.	59,922	6,816,128
*	Palantir Technologies, Inc., Class A	44,657	981,114
#*	Palo Alto Networks, Inc.	7,471	2,173,239
*	PTC, Inc.	4,884	866,617
*	Pure Storage, Inc., Class A	15,710	791,784
*	Qorvo, Inc.	6,976	815,076
	QUALCOMM, Inc.	50,711	8,410,419
	Roper Technologies, Inc.	3,578	1,830,004
	Salesforce, Inc.	29,658	7,976,223
*	Samsara, Inc., Class A	6,978	243,742
	Seagate Technology Holdings PLC	8,085	694,582
*	ServiceNow, Inc.	4,114	2,852,360
	Skyworks Solutions, Inc.	8,826	940,763
*	Snowflake, Inc., Class A	568	88,154

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Super Micro Computer, Inc.	1,746	$1,499,465
*	Synopsys, Inc.	3,872	2,054,445
	TE Connectivity Ltd.	23,253	3,289,834
*	Teledyne Technologies, Inc.	2,892	1,103,240
	Teradyne, Inc.	10,997	1,279,171
	Texas Instruments, Inc.	35,960	6,344,063
*	Trimble, Inc.	17,675	1,061,737
*	Twilio, Inc., Class A	5,251	314,430
*	Tyler Technologies, Inc.	2,043	942,947
*	UiPath, Inc., Class A	5,269	99,953
*	VeriSign, Inc.	3,278	555,555
*	Western Digital Corp.	20,636	1,461,648
*	Workday, Inc., Class A	3,528	863,407
*	Zebra Technologies Corp., Class A	4,644	1,460,817
*	Zoom Video Communications, Inc., Class A	3,193	195,092
*	Zscaler, Inc.	2,717	469,878

TOTAL INFORMATION TECHNOLOGY			460,580,553

MATERIALS — (3.5%)
	Air Products & Chemicals, Inc.	8,086	1,911,045
#	Albemarle Corp.	7,491	901,242
	Amcor PLC	77,857	696,042
	Avery Dennison Corp.	5,269	1,144,848
	Ball Corp.	16,494	1,147,488
#	Celanese Corp.	15,715	2,413,981
	CF Industries Holdings, Inc.	16,618	1,312,324
	Corteva, Inc.	34,848	1,886,322
	Dow, Inc.	43,139	2,454,609
	DuPont de Nemours, Inc.	19,390	1,405,775
	Eastman Chemical Co.	8,312	784,985
	Ecolab, Inc.	8,819	1,994,417
	Freeport-McMoRan, Inc.	55,695	2,781,408
	International Flavors & Fragrances, Inc.	10,706	906,263
	International Paper Co.	11,059	386,402
	Linde PLC	18,643	8,220,817
	LyondellBasell Industries NV, Class A	41,038	4,102,569
	Martin Marietta Materials, Inc.	4,677	2,745,726
	Mosaic Co.	28,274	887,521
	Newmont Corp.	53,753	2,184,522
	Nucor Corp.	21,648	3,648,337
	Packaging Corp. of America	9,342	1,615,979
	PPG Industries, Inc.	14,198	1,831,542
	Reliance, Inc.	4,429	1,261,025
	RPM International, Inc.	13,194	1,410,571
	Sherwin-Williams Co.	10,009	2,998,797
#	Southern Copper Corp.	5,635	657,435
	Steel Dynamics, Inc.	26,812	3,488,777
	Vulcan Materials Co.	9,940	2,560,842
	Westlake Corp.	5,891	868,098

TOTAL MATERIALS			60,609,709

REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	20,642	1,793,583
*	CoStar Group, Inc.	22,368	2,047,343
*	Zillow Group, Inc., Class A	5,703	239,526
*	Zillow Group, Inc., Class C	7,120	303,099

TOTAL REAL ESTATE			4,383,551

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (1.8%)
AES Corp.	7,633	$136,631
Alliant Energy Corp.	13,896	692,021
Ameren Corp.	7,705	569,168
American Electric Power Co., Inc.	16,469	1,416,828
American Water Works Co., Inc.	3,953	483,531
Atmos Energy Corp.	5,126	604,355
Avangrid, Inc.	7,963	290,888
CenterPoint Energy, Inc.	19,019	554,214
CMS Energy Corp.	8,632	523,185
Consolidated Edison, Inc.	10,655	1,005,832
Constellation Energy Corp.	9,884	1,837,831
Dominion Energy, Inc.	22,231	1,133,336
DTE Energy Co.	6,698	738,923
Duke Energy Corp.	24,565	2,413,757
Edison International	8,123	577,220
Entergy Corp.	6,278	669,674
Evergy, Inc.	12,028	630,869
Eversource Energy	6,567	398,092
Exelon Corp.	27,207	1,022,439
FirstEnergy Corp.	17,123	656,496
NextEra Energy, Inc.	41,835	2,801,690
NiSource, Inc.	14,351	399,819
NRG Energy, Inc.	13,908	1,010,694
PG&E Corp.	45,405	776,880
PPL Corp.	13,793	378,756
Public Service Enterprise Group, Inc.	16,884	1,166,347
Sempra	20,574	1,473,716
Southern Co.	34,825	2,559,637
Vistra Corp.	47,901	3,632,812
WEC Energy Group, Inc.	9,626	795,493
Xcel Energy, Inc.	17,363	932,914

TOTAL UTILITIES		32,284,048

TOTAL COMMON STOCKS Cost ($712,399,669)		1,739,291,799
TEMPORARY CASH INVESTMENTS — (0.5%)

State Street Institutional U.S. Government Money Market Fund 5.250%	7,727,614	7,727,614

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	658,713	7,619,997

TOTAL INVESTMENTS — (100.0%) (Cost $727,747,280)		$1,754,639,410

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$151,112,317	$10,291	—	$151,122,608
Consumer Discretionary	179,150,550	—	—	179,150,550
Consumer Staples	118,590,615	—	—	118,590,615
Energy	100,293,961	—	—	100,293,961

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$241,971,976	—	—	$241,971,976
Health Care	200,012,133	—	$34,857	200,046,990
Industrials	190,257,238	—	—	190,257,238
Information Technology	460,580,553	—	—	460,580,553
Materials	60,609,709	—	—	60,609,709
Real Estate	4,383,551	—	—	4,383,551
Utilities	32,284,048	—	—	32,284,048
Temporary Cash Investments	7,727,614	—	—	7,727,614
Securities Lending Collateral	—	$7,619,997	—	7,619,997

Total Investments in Securities	$1,746,974,265	$7,630,288	$34,857<>	$1,754,639,410

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.9%)
COMMUNICATION SERVICES — (2.4%)
*	Advantage Solutions, Inc.	379,233	$1,615,533
#*	AMC Networks, Inc., Class A	218,488	2,320,343
*	Angi, Inc.	272,828	575,667
	ATN International, Inc.	120,159	2,292,634
*	Bandwidth, Inc., Class A	194,701	3,543,558
#*	Boston Omaha Corp., Class A	203,496	3,141,978
*	Bumble, Inc., Class A	277,496	2,802,710
#	Cable One, Inc.	14,033	5,526,897
*	Cardlytics, Inc.	76,914	942,197
*	Cars.com, Inc.	535,367	8,945,983
#*	comScore, Inc.	2,333	32,242
*	Consolidated Communications Holdings, Inc.	879,339	3,798,745
*	Cumulus Media, Inc., Class A	112,059	294,715
*	DHI Group, Inc.	288,509	675,111
#*	EchoStar Corp., Class A	315,701	5,048,059
	Entravision Communications Corp., Class A	450,792	942,155
*	EW Scripps Co., Class A	467,685	1,758,496
#*	Frontier Communications Parent, Inc.	861,789	19,941,797
*	Gaia, Inc.	98,514	381,249
#*	Gannett Co., Inc.	429,063	1,038,332
»	GCI Liberty, Inc.	134,177	121,355
	Gray Television, Inc.	645,844	3,713,603
*	IMAX Corp.	13,818	221,226
*	Integral Ad Science Holding Corp.	144,924	1,389,821
	Interpublic Group of Cos., Inc.	276,559	8,418,456
#*	IZEA Worldwide, Inc.	5,509	15,370
#	John Wiley & Sons, Inc., Class A	137,782	5,176,470
#	John Wiley & Sons, Inc., Class B	455	16,428
*	Liberty Broadband Corp., Class A	67,405	3,379,013
*	Liberty Broadband Corp., Class C	462,115	22,980,979
*	Liberty Global Ltd., Class A	230,035	3,656,406
#*	Liberty Global Ltd., Class C	249,733	4,088,129
*	Liberty Latin America Ltd., Class A	338,093	2,552,602
*	Liberty Latin America Ltd., Class C	993,859	7,493,697
*	Liberty Media Corp.-Liberty Live, Class A	7,325	262,675
*	Liberty Media Corp.-Liberty Live, Class C	8,643	322,557
*	Liberty Media Corp.-Liberty SiriusXM, Class A	29,300	704,958
*	Liberty Media Corp.-Liberty SiriusXM, Class C	34,572	831,802
#*	Lions Gate Entertainment Corp., Class A	35,336	356,540
*	Lions Gate Entertainment Corp., Class B	86,077	811,706
*	Madison Square Garden Entertainment Corp.	158,837	6,218,469
*	Magnite, Inc.	1,050,005	9,271,544
#	Marcus Corp.	244,471	3,187,902
	News Corp., Class A	117,946	2,807,115
	News Corp., Class B	19,644	482,064
#	Nexstar Media Group, Inc.	287,913	46,083,355
#*	Nextdoor Holdings, Inc.	86,500	176,460
*	Ooma, Inc.	1,920	13,555
#*	Paltalk, Inc.	1,133	4,158
	Paramount Global, Class A	512	10,593
	Paramount Global, Class B	30,405	346,313
*	Playstudios, Inc.	147,741	319,121
*	PubMatic, Inc., Class A	355,026	7,966,783

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	QuinStreet, Inc.	137,835	$2,493,435
#*	Reading International, Inc., Class A	10,954	18,512
#*	Reservoir Media, Inc.	409	3,661
	Saga Communications, Inc., Class A	37,013	843,526
	Scholastic Corp.	334,814	11,926,075
#	Shenandoah Telecommunications Co.	240,377	3,081,633
#	Shutterstock, Inc.	4,700	200,737
#	Sinclair, Inc.	294,379	3,620,862
#*	Sphere Entertainment Co.	253,244	9,841,062
	Spok Holdings, Inc.	146,791	2,267,921
	TEGNA, Inc.	1,466,969	20,009,457
	Telephone & Data Systems, Inc.	781,502	12,230,506
#*	Thryv Holdings, Inc.	281,628	6,480,260
	Townsquare Media, Inc., Class A	49,421	596,511
*	TripAdvisor, Inc.	47,164	1,241,828
*	TrueCar, Inc.	290,517	766,965
*	U.S. Cellular Corp.	429,873	15,630,182
*	Urban One, Inc.	258,944	401,363
*	Urban One, Inc.	44,668	88,889
*	Vimeo, Inc.	54,782	196,667
#*	WideOpenWest, Inc.	131,801	470,530
*	Yelp, Inc.	48,878	1,966,851
*	Zedge, Inc., Class B	3,903	9,367
*	Ziff Davis, Inc.	133,179	6,673,600

TOTAL COMMUNICATION SERVICES			310,080,026

CONSUMER DISCRETIONARY — (15.4%)
#*	1-800-Flowers.com, Inc., Class A	511,279	4,637,301
#*	1stdibs.com, Inc.	22,955	131,303
	Aaron’s Co., Inc.	235,359	1,626,331
#*	Abercrombie & Fitch Co., Class A	368,063	44,727,016
	Academy Sports & Outdoors, Inc.	542,486	31,626,934
*	Adient PLC	799,275	23,874,344
	ADT, Inc.	737,982	4,796,883
*	Adtalem Global Education, Inc.	465,372	23,091,759
	Advance Auto Parts, Inc.	15,351	1,120,316
#	AMCON Distributing Co.	2,433	359,731
*	American Axle & Manufacturing Holdings, Inc.	1,239,493	9,097,879
#	American Eagle Outfitters, Inc.	1,554,711	37,717,289
*	American Outdoor Brands, Inc.	142,349	1,113,169
*	American Public Education, Inc.	107,305	1,484,028
#*	America’s Car-Mart, Inc.	51,951	2,973,675
*	AMMO, Inc.	94,437	239,870
	Aramark	90,210	2,842,517
#	Ark Restaurants Corp.	35,079	486,897
#*	Asbury Automotive Group, Inc.	134,337	28,243,011
#*	AutoNation, Inc.	299,131	48,204,961
#*	Bally’s Corp.	17,840	234,418
	Bassett Furniture Industries, Inc.	94,227	1,317,293
*	Beazer Homes USA, Inc.	151,803	4,255,038
#	Big 5 Sporting Goods Corp.	30,819	109,099
*	Biglari Holdings, Inc., Class A	943	942,859
*	Biglari Holdings, Inc., Class B	15,486	3,052,445
#*	BJ’s Restaurants, Inc.	170,334	5,551,185
	BorgWarner, Inc.	1,734,241	56,831,078
	Brunswick Corp.	208,453	16,809,650
#	Build-A-Bear Workshop, Inc.	57,154	1,723,765
*	Caesars Entertainment, Inc.	66,568	2,384,466
#	Caleres, Inc.	352,545	12,984,232

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Capri Holdings Ltd.	249,507	$8,852,508
*	CarParts.com, Inc.	257,359	316,552
	Carriage Services, Inc.	54,731	1,400,019
	Carrols Restaurant Group, Inc.	142,678	1,358,295
#	Cato Corp., Class A	136,679	658,793
*	Cavco Industries, Inc.	72,179	26,288,314
#*	Century Casinos, Inc.	2,097	6,228
	Century Communities, Inc.	331,628	26,304,733
*	Chegg, Inc.	520,507	2,691,021
#*	Chuy’s Holdings, Inc.	182,836	5,386,349
#*	Citi Trends, Inc.	60,092	1,288,372
#	Clarus Corp.	150,919	955,317
*	Conn’s, Inc.	182,042	642,608
*	Container Store Group, Inc.	165,821	139,621
	Crown Crafts, Inc.	997	5,085
*	Culp, Inc.	100,169	456,771
#	Dana, Inc.	1,323,607	16,452,435
#*	Delta Apparel, Inc.	40,938	96,204
#	Designer Brands, Inc., Class A	312,740	2,905,355
#*	Destination XL Group, Inc.	283,402	909,720
#	Dillard’s, Inc., Class A	95,748	41,936,666
*	Dorman Products, Inc.	62,590	5,473,495
#*	Duluth Holdings, Inc., Class B	140,176	590,141
#*	El Pollo Loco Holdings, Inc.	405,382	3,453,855
	Escalade, Inc.	35,092	437,246
#	Ethan Allen Interiors, Inc.	270,855	7,648,945
*	Figs, Inc., Class A	197,384	1,008,632
#*	First Watch Restaurant Group, Inc.	135,160	3,449,283
	Flanigan’s Enterprises, Inc.	2,679	70,351
	Flexsteel Industries, Inc.	40,142	1,323,080
#	Foot Locker, Inc.	620,494	12,937,300
#*	Fossil Group, Inc.	214,775	167,052
#*	Funko, Inc., Class A	167,245	1,018,522
	Gap, Inc.	1,267,240	26,003,765
*	Genesco, Inc.	118,810	3,007,081
#*	Gentherm, Inc.	46,389	2,345,892
#*	G-III Apparel Group Ltd.	324,132	9,124,316
*	Good Times Restaurants, Inc.	4,137	11,046
*	Goodyear Tire & Rubber Co.	3,081,437	36,853,986
#*	GoPro, Inc., Class A	708,431	1,225,586
	Graham Holdings Co., Class B	37,200	26,090,964
*	Green Brick Partners, Inc.	179,567	9,719,962
	Group 1 Automotive, Inc.	148,311	43,606,400
#*	GrowGeneration Corp.	290,991	870,063
#	Guess?, Inc.	560,464	15,009,226
	Hamilton Beach Brands Holding Co., Class A	27,700	563,418
	Harley-Davidson, Inc.	800,761	27,538,171
	Haverty Furniture Cos., Inc.	167,531	5,159,955
	Haverty Furniture Cos., Inc., Class A	844	24,008
#*	Helen of Troy Ltd.	169,566	15,720,464
#	Hibbett, Inc.	121,734	10,498,340
*	Hilton Grand Vacations, Inc.	134,472	5,599,414
#*	Holley, Inc.	42,603	171,264
	Hooker Furnishings Corp.	98,042	1,666,714
*	Hovnanian Enterprises, Inc., Class A	20,336	3,006,271
*	JAKKS Pacific, Inc.	28,031	530,066
	Johnson Outdoors, Inc., Class A	76,819	3,150,347
	KB Home	221,451	14,341,167
#	Kohl’s Corp.	1,007,809	24,126,947

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Krispy Kreme, Inc.	319,765	$4,045,027
#	Lakeland Industries, Inc.	73,908	1,223,177
*	Lands’ End, Inc.	160,220	2,191,810
#*	Landsea Homes Corp.	84,410	974,935
*	Latham Group, Inc.	149,855	419,594
	Laureate Education, Inc.	1,148,334	16,650,843
	La-Z-Boy, Inc.	442,389	14,528,055
#	LCI Industries	127,358	13,242,685
	Lear Corp.	169,974	21,394,627
#*	Legacy Housing Corp.	53,083	1,081,301
	Leggett & Platt, Inc.	147,162	2,659,217
*	LGI Homes, Inc.	233,063	20,959,356
#*	Life Time Group Holdings, Inc.	461,566	6,304,992
	Lifetime Brands, Inc.	76,909	702,948
*	Lincoln Educational Services Corp.	111,100	1,184,326
#	Lithia Motors, Inc.	194,012	49,352,773
#*	LL Flooring Holdings, Inc.	169,430	267,699
#*	Lovesac Co.	121,438	2,693,495
*	M/I Homes, Inc.	132,543	15,404,147
	Macy’s, Inc.	2,552,342	47,039,663
#*	Malibu Boats, Inc., Class A	102,206	3,477,048
	Marine Products Corp.	1,351	14,523
*	MarineMax, Inc.	173,993	4,292,407
	Marriott Vacations Worldwide Corp.	167,500	16,098,425
#*	MasterCraft Boat Holdings, Inc.	50,122	1,013,968
	Meritage Homes Corp.	252,136	41,789,021
#*	Mister Car Wash, Inc.	121,854	815,203
*	Modine Manufacturing Co.	519,425	48,114,338
*	Mohawk Industries, Inc.	445,960	51,428,107
#	Monarch Casino & Resort, Inc.	13,813	936,107
#	Monro, Inc.	151,419	4,126,168
*	Motorcar Parts of America, Inc.	78,547	446,147
#	Movado Group, Inc.	161,290	4,108,056
*	National Vision Holdings, Inc.	499,252	8,696,970
#	Newell Brands, Inc.	1,458,074	11,577,108
*	ODP Corp.	380,278	19,359,953
*	OneSpaWorld Holdings Ltd.	107,546	1,367,985
#*	OneWater Marine, Inc., Class A	47,934	992,713
#	Oxford Industries, Inc.	112,306	12,104,341
#	Patrick Industries, Inc.	171,213	17,890,046
#	Penske Automotive Group, Inc.	416,546	63,694,049
	Perdoceo Education Corp.	684,428	12,525,032
#*	Petco Health & Wellness Co., Inc.	4,311	6,466
#	PetMed Express, Inc.	20,418	80,651
	Phinia, Inc.	346,848	13,527,072
*	Playa Hotels & Resorts NV	1,146,566	10,319,094
*	Portillo’s, Inc., Class A	12,389	151,889
	PulteGroup, Inc.	65,248	7,269,932
	PVH Corp.	422,730	45,993,024
#	RCI Hospitality Holdings, Inc.	72,575	3,683,907
	Rocky Brands, Inc.	72,784	1,875,644
*	RumbleON, Inc., Class B	642	3,313
*	Sally Beauty Holdings, Inc.	430,824	4,674,440
#	Shoe Carnival, Inc.	283,169	9,469,171
#	Signet Jewelers Ltd.	457,648	44,863,233
#	Smith & Wesson Brands, Inc.	471,963	8,009,212
#*	Solo Brands, Inc., Class A	136,893	257,359
#	Sonic Automotive, Inc., Class A	252,077	14,580,134
#*	Sportsman’s Warehouse Holdings, Inc.	125,196	400,627

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Standard Motor Products, Inc.	218,256	$7,006,018
#	Steven Madden Ltd.	64,242	2,596,019
#*	Stitch Fix, Inc., Class A	473,217	1,003,220
*	Stoneridge, Inc.	267,695	4,010,071
	Strategic Education, Inc.	174,419	20,030,278
*	Strattec Security Corp.	27,607	628,335
#*	Stride, Inc.	425,551	28,405,529
	Superior Group of Cos., Inc.	79,091	1,286,811
*»	Tandy Leather Factory, Inc.	2,816	13,376
*	Taylor Morrison Home Corp.	1,092,774	61,206,272
#	Thor Industries, Inc.	368,955	36,681,506
*	Tile Shop Holdings, Inc.	90,731	609,712
#*	Tilly’s, Inc., Class A	203,620	1,235,973
	Toll Brothers, Inc.	966,011	115,061,570
*	Topgolf Callaway Brands Corp.	1,529,248	24,498,553
#*	Traeger, Inc.	3,505	7,536
*	Tri Pointe Homes, Inc.	1,012,922	37,326,176
*	Under Armour, Inc., Class A	1,652,809	11,123,405
#*	Under Armour, Inc., Class C	1,557,218	10,153,061
*	Unifi, Inc.	147,346	879,656
*	Universal Electronics, Inc.	94,845	1,070,800
*	Universal Technical Institute, Inc.	231,015	3,516,048
	Upbound Group, Inc.	335,996	10,419,236
*	Urban Outfitters, Inc.	656,223	25,566,448
*	Vera Bradley, Inc.	221,277	1,458,215
#	VF Corp.	235,793	2,937,981
#*	Vista Outdoor, Inc.	600,528	21,072,528
*	Visteon Corp.	3,191	353,020
#*	VOXX International Corp.	217,832	1,285,209
#	Weyco Group, Inc.	79,851	2,343,627
#	Whirlpool Corp.	29,399	2,788,789
#	Winnebago Industries, Inc.	294,221	18,118,129
#	Worthington Enterprises, Inc.	363,123	20,756,111
*	Zumiez, Inc.	208,844	3,592,117

TOTAL CONSUMER DISCRETIONARY			2,028,579,331

CONSUMER STAPLES — (3.6%)
#	Alico, Inc.	56,175	1,567,844
	Andersons, Inc.	349,038	19,176,148
#	B&G Foods, Inc.	74,972	832,189
*	Bridgford Foods Corp.	1,732	18,290
#	Calavo Growers, Inc.	128,722	3,469,058
	Cal-Maine Foods, Inc.	438,279	24,249,977
#*	Central Garden & Pet Co.	111,731	4,575,384
*	Central Garden & Pet Co., Class A	486,093	17,222,275
#*	Chefs’ Warehouse, Inc.	66,824	2,210,538
*	Darling Ingredients, Inc.	476,689	20,197,313
#*	Duckhorn Portfolio, Inc.	594,957	5,039,286
#	Edgewell Personal Care Co.	520,541	19,582,752
*	Farmer Bros Co.	52,188	161,783
	Fresh Del Monte Produce, Inc.	521,025	13,322,609
*	Grocery Outlet Holding Corp.	646,016	16,777,036
#*	Hain Celestial Group, Inc.	541,116	3,322,452
#*	HF Foods Group, Inc.	3,524	10,290
#	Ingles Markets, Inc., Class A	151,717	10,885,695
	Ingredion, Inc.	424,738	48,670,727
	J & J Snack Foods Corp.	1,813	248,907
	J M Smucker Co.	45,370	5,210,745
	Lifevantage Corp.	49,279	300,602

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Lifeway Foods, Inc.	143,138	$2,927,172
#	Limoneira Co.	118,353	2,341,022
#	MGP Ingredients, Inc.	55,881	4,383,306
#*	Mission Produce, Inc.	153,861	1,746,322
	Molson Coors Beverage Co., Class B	239,081	13,689,778
*	Natural Alternatives International, Inc.	43,065	269,156
	Natural Grocers by Vitamin Cottage, Inc.	227,047	3,714,489
*	Nature’s Sunshine Products, Inc.	79,625	1,548,706
	Nu Skin Enterprises, Inc., Class A	45,188	531,411
	Oil-Dri Corp. of America	54,882	3,800,579
*	Performance Food Group Co.	61,220	4,155,614
*	Pilgrim’s Pride Corp.	227,868	8,207,805
*	Post Holdings, Inc.	469,667	49,855,152
	PriceSmart, Inc.	227,546	18,337,932
	Seaboard Corp.	5,801	19,201,948
#*	Seneca Foods Corp., Class A	63,593	3,694,117
*»	Seneca Foods Corp., Class B	189	11,132
*	Simply Good Foods Co.	519,481	18,935,082
	SpartanNash Co.	339,636	6,483,651
	Spectrum Brands Holdings, Inc.	277,004	22,678,318
#	Tootsie Roll Industries, Inc.	37,003	1,099,359
*	TreeHouse Foods, Inc.	565,400	21,230,770
*	U.S. Foods Holding Corp.	101,040	5,077,260
*	United Natural Foods, Inc.	459,712	4,105,228
#	Universal Corp.	246,521	12,678,575
*	USANA Health Sciences, Inc.	57,130	2,372,038
	Utz Brands, Inc.	4,353	78,485
#	Village Super Market, Inc., Class A	113,216	3,166,652
*	Vital Farms, Inc.	897	24,004
#	Weis Markets, Inc.	279,102	17,619,709
#*	Whole Earth Brands, Inc.	123,891	597,155

TOTAL CONSUMER STAPLES			471,613,827

ENERGY — (10.2%)
	Adams Resources & Energy, Inc.	31,434	927,303
*	Amplify Energy Corp.	298,388	2,106,619
	Antero Midstream Corp.	135,472	1,874,932
*	Antero Resources Corp.	1,745,842	59,376,086
	APA Corp.	460,495	14,477,963
	Archrock, Inc.	1,534,513	29,447,304
	Ardmore Shipping Corp.	423,969	7,101,481
	Berry Corp.	708,058	6,011,412
#*	Bristow Group, Inc.	169,018	4,446,864
#	California Resources Corp.	494,046	26,115,272
#	Chesapeake Energy Corp.	650,849	58,498,308
#	Chord Energy Corp.	218,829	38,728,356
	Civitas Resources, Inc.	73,821	5,312,159
#*	Clean Energy Fuels Corp.	1,977,960	4,588,867
*	CNX Resources Corp.	1,498,228	35,238,323
#	Comstock Resources, Inc.	1,436,949	14,455,707
#	CONSOL Energy, Inc.	312,332	25,848,596
	Crescent Energy Co., Class A	74,291	790,456
	Delek U.S. Holdings, Inc.	661,146	18,069,120
	DHT Holdings, Inc.	1,664,919	19,013,375
*	DMC Global, Inc.	84,321	1,336,488
	Dorian LPG Ltd.	431,635	17,835,158
#*	Dril-Quip, Inc.	232,717	4,230,795
*	DT Midstream, Inc.	533,038	33,154,964
	Epsilon Energy Ltd.	37,377	202,583

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Evolution Petroleum Corp.	193,448	$1,044,619
*	Expro Group Holdings NV	395,389	7,417,498
*	Forum Energy Technologies, Inc.	66,666	1,243,321
	FutureFuel Corp.	396,302	2,147,957
*	Geospace Technologies Corp.	78,667	955,804
*	Green Plains, Inc.	294,309	6,083,367
*	Gulf Island Fabrication, Inc.	112,435	775,802
*	Gulfport Energy Corp.	56,498	8,966,798
#*	Hallador Energy Co.	204,405	1,044,510
*	Helix Energy Solutions Group, Inc.	1,558,526	16,738,569
#	Helmerich & Payne, Inc.	867,814	34,131,125
	HF Sinclair Corp.	1,452,267	78,785,485
#*	Independence Contract Drilling, Inc.	13,438	25,129
	International Seaways, Inc.	455,097	25,162,313
#*	Kosmos Energy Ltd.	386,008	2,188,665
#	Liberty Energy, Inc.	1,272,951	28,004,922
#	Magnolia Oil & Gas Corp., Class A	256,535	6,431,332
#*	Mammoth Energy Services, Inc.	116,542	378,762
	Matador Resources Co.	841,863	52,448,065
*	Mexco Energy Corp.	1,995	24,738
	Murphy Oil Corp.	1,255,247	56,034,226
#*	Nabors Industries Ltd.	26,310	1,895,109
	NACCO Industries, Inc., Class A	56,666	1,560,582
*	Natural Gas Services Group, Inc.	102,641	2,266,313
*	Newpark Resources, Inc.	879,909	6,106,568
#	Nordic American Tankers Ltd.	1,790,311	6,982,213
#	Northern Oil & Gas, Inc.	92,621	3,778,011
	NOV, Inc.	1,735,799	32,094,924
*	Oil States International, Inc.	392,041	1,564,244
	Overseas Shipholding Group, Inc., Class A	700,969	4,261,892
	Ovintiv, Inc.	615,139	31,568,933
*	Par Pacific Holdings, Inc.	368,683	11,355,436
	Patterson-UTI Energy, Inc.	747,246	8,085,202
	PBF Energy, Inc., Class A	991,358	52,809,641
#	Peabody Energy Corp.	1,036,306	22,736,554
#	Permian Resources Corp.	401,782	6,729,848
#	PHX Minerals, Inc.	221,574	742,273
*	PrimeEnergy Resources Corp.	4,079	417,934
#*	Profire Energy, Inc.	15,050	27,241
*	ProPetro Holding Corp.	957,022	8,345,232
	Range Resources Corp.	1,616,447	58,046,612
	Ranger Energy Services, Inc.	55,954	550,587
*	REX American Resources Corp.	188,774	10,444,865
	Riley Exploration Permian, Inc.	1,677	43,485
#	RPC, Inc.	1,436,543	9,610,473
	SandRidge Energy, Inc.	260,929	3,574,727
	Scorpio Tankers, Inc.	554,700	39,028,692
*	SEACOR Marine Holdings, Inc.	157,641	1,926,373
*	Seadrill Ltd.	207,817	10,089,515
	Select Water Solutions, Inc.	1,057,880	9,774,811
	SFL Corp. Ltd.	1,136,088	15,144,053
#*	SilverBow Resources, Inc.	67,767	2,081,802
#	Sitio Royalties Corp., Class A	51,908	1,206,342
	SM Energy Co.	1,068,077	51,791,054
#*	Smart Sand, Inc.	45,396	94,878
	Solaris Oilfield Infrastructure, Inc., Class A	220,744	1,944,755
*	Southwestern Energy Co.	6,030,194	45,166,153
#*	Talos Energy, Inc.	861,701	11,357,219
	TechnipFMC PLC	890,552	22,815,942

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Teekay Corp.	647,164	$4,737,240
	Teekay Tankers Ltd., Class A	307,888	17,940,634
*	Tidewater, Inc.	47,029	4,319,614
#*	TOP Ships, Inc.	1,650	20,707
#*	Transocean Ltd.	5,784,095	30,192,976
*	U.S. Silica Holdings, Inc.	767,191	11,837,757
#*	Vital Energy, Inc.	96,503	5,116,589
#	Vitesse Energy, Inc.	133,575	2,964,029
	World Kinect Corp.	562,698	13,223,403

TOTAL ENERGY			1,347,594,935

FINANCIALS — (24.9%)
	1st Source Corp.	238,031	11,806,338
#*	Acacia Research Corp.	185,478	903,278
#	ACNB Corp.	36,826	1,198,318
	Affiliated Managers Group, Inc.	2,181	340,454
*	Affinity Bancshares, Inc.	632	10,580
#	Alerus Financial Corp.	36,825	725,452
	Ally Financial, Inc.	1,617,301	62,023,493
	Amalgamated Financial Corp.	211,761	5,196,615
#	A-Mark Precious Metals, Inc.	228,356	9,150,225
*	Ambac Financial Group, Inc.	438,024	6,329,447
	Amerant Bancorp, Inc.	124,656	2,700,049
	American Equity Investment Life Holding Co.	700,594	39,310,329
	Ameris Bancorp	526,081	24,978,326
	AmeriServ Financial, Inc.	136,832	331,133
#	Ames National Corp.	42,206	812,465
#	Arrow Financial Corp.	107,148	2,386,186
*	AssetMark Financial Holdings, Inc.	93,509	3,161,539
	Associated Banc-Corp.	1,623,791	34,213,276
	Associated Capital Group, Inc., Class A	19,192	623,548
	Assured Guaranty Ltd.	550,793	42,245,823
#	Atlantic Union Bankshares Corp.	704,824	22,392,258
#*	Atlanticus Holdings Corp.	89,190	2,359,075
	Auburn National BanCorp, Inc.	692	12,809
	Axis Capital Holdings Ltd.	718,352	44,056,528
*	Axos Financial, Inc.	511,321	25,877,956
	Banc of California, Inc.	952,663	13,041,956
	BancFirst Corp.	1,206	107,539
	Bank of Marin Bancorp	97,116	1,394,586
	Bank of NT Butterfield & Son Ltd.	199,685	6,789,290
	Bank of the James Financial Group, Inc.	1,002	10,200
#	Bank OZK	1,057,763	47,229,118
	Bank7 Corp.	30,206	824,624
	BankFinancial Corp.	144,704	1,399,288
	BankUnited, Inc.	515,453	13,778,059
	Bankwell Financial Group, Inc.	47,105	1,080,118
	Banner Corp.	238,407	10,401,697
	Bar Harbor Bankshares	105,396	2,643,332
	BayCom Corp.	91,029	1,800,554
	BCB Bancorp, Inc.	114,617	1,079,692
	Berkshire Hills Bancorp, Inc.	304,375	6,489,275
#*	Blue Foundry Bancorp	146,130	1,247,950
#	Blue Ridge Bankshares, Inc.	19,101	47,752
	BOK Financial Corp.	425,753	37,777,064
#	Bread Financial Holdings, Inc.	504,170	18,608,915
*	Bridgewater Bancshares, Inc.	148,960	1,620,685
*	Brighthouse Financial, Inc.	541,800	26,141,850
	Brookline Bancorp, Inc.	627,719	5,210,068

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Business First Bancshares, Inc.	73,032	$1,474,516
	Byline Bancorp, Inc.	255,927	5,545,938
	C&F Financial Corp.	23,696	928,172
	Cadence Bank	1,433,853	39,674,712
*	California BanCorp	4,380	95,046
*»	California First Leasing Corp.	755	14,496
	Cambridge Bancorp	30,608	1,878,413
	Camden National Corp.	90,721	2,832,310
#*	Cannae Holdings, Inc.	960	18,672
	Capital Bancorp, Inc.	49,399	958,341
	Capital City Bank Group, Inc.	164,147	4,353,178
	Capitol Federal Financial, Inc.	959,290	4,575,813
*	Carter Bankshares, Inc.	151,755	1,846,858
	Cathay General Bancorp	504,389	17,371,157
#*»	CCUR Holdings, Inc.	14	36,400
	Central Pacific Financial Corp.	188,819	3,765,051
#	CF Bankshares, Inc.	88	1,626
	Chemung Financial Corp.	23,286	981,854
	Citizens & Northern Corp.	125,873	2,146,135
	Citizens Community Bancorp, Inc.	21,961	241,571
#	City Holding Co.	12,599	1,272,751
	Civista Bancshares, Inc.	117,013	1,670,946
	CNB Financial Corp.	147,856	2,809,264
	CNO Financial Group, Inc.	789,069	20,776,187
*	Coastal Financial Corp.	17,901	692,411
	Codorus Valley Bancorp, Inc.	50,058	1,111,288
	Colony Bankcorp, Inc.	75,149	816,870
#*	Columbia Financial, Inc.	145,426	2,414,072
	Comerica, Inc.	598,542	30,028,852
	Community Bank System, Inc.	223,155	9,644,759
	Community Trust Bancorp, Inc.	173,055	7,270,041
#	Community West Bancshares	84,078	1,443,619
	ConnectOne Bancorp, Inc.	299,269	5,359,908
*	Consumer Portfolio Services, Inc.	220,635	1,888,636
*	CrossFirst Bankshares, Inc.	225,535	2,724,463
*	Customers Bancorp, Inc.	320,502	14,637,326
	CVB Financial Corp.	766,770	12,529,022
#	Dime Community Bancshares, Inc.	234,691	4,271,376
	Donegal Group, Inc., Class A	287,604	3,865,398
	Eagle Bancorp Montana, Inc.	8,651	110,733
	Eagle Bancorp, Inc.	199,166	3,682,579
	Eastern Bankshares, Inc.	613,495	7,705,497
*	eHealth, Inc.	189,905	812,793
	Employers Holdings, Inc.	262,191	11,166,715
	Enact Holdings, Inc.	132,708	3,945,409
#*	Encore Capital Group, Inc.	239,846	9,855,272
*	Enova International, Inc.	298,048	18,040,845
*	Enstar Group Ltd.	133,034	38,629,083
	Enterprise Bancorp, Inc.	66,423	1,614,079
	Enterprise Financial Services Corp.	284,489	10,813,427
#	Equity Bancshares, Inc., Class A	107,736	3,588,686
	Esquire Financial Holdings, Inc.	3,814	179,487
	ESSA Bancorp, Inc.	35,707	578,453
	Essent Group Ltd.	618,527	32,763,375
#	Evans Bancorp, Inc.	23,581	603,438
#*	EZCORP, Inc., Class A	531,950	5,840,811
#	Farmers & Merchants Bancorp, Inc.	8,636	177,038
	Farmers National Banc Corp.	231,683	2,740,810
	FB Financial Corp.	469,643	17,212,416

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp., Class A	300	$44,256
	Federal Agricultural Mortgage Corp., Class C	64,657	12,034,607
	Fidelity D&D Bancorp, Inc.	1,845	83,763
	Financial Institutions, Inc.	120,233	2,070,412
	First American Financial Corp.	549,216	29,421,501
	First BanCorp	1,725,837	29,770,688
	First Bancorp, Inc.	89,974	1,986,626
	First Bancorp/Southern Pines NC	247,902	7,538,700
	First Bancshares, Inc.	181,078	4,335,007
	First Bank	113,656	1,327,502
#	First Busey Corp.	385,782	8,618,370
	First Business Financial Services, Inc.	81,866	2,707,309
	First Citizens BancShares, Inc., Class A	10,630	17,930,259
	First Commonwealth Financial Corp.	1,054,739	13,912,007
	First Community Bankshares, Inc.	192,316	6,381,045
#	First Community Corp.	3,070	50,747
	First Financial Bancorp	923,563	20,419,978
	First Financial Corp.	86,241	3,140,035
	First Financial Northwest, Inc.	82,917	1,689,019
#	First Foundation, Inc.	390,853	2,141,874
	First Hawaiian, Inc.	981,173	20,692,939
	First Horizon Corp.	2,645,416	39,469,607
	First Internet Bancorp	55,083	1,710,327
	First Interstate BancSystem, Inc., Class A	563,254	15,038,882
	First Merchants Corp.	385,427	12,880,970
	First Mid Bancshares, Inc.	130,908	4,052,912
	First Northwest Bancorp	18,700	191,675
	First of Long Island Corp.	153,250	1,451,277
	First United Corp.	35,417	800,070
*	First Western Financial, Inc.	40,783	679,853
	Five Star Bancorp	17,208	372,037
	Flushing Financial Corp.	208,188	2,294,232
#	FNB Corp.	2,510,048	33,484,040
	FS Bancorp, Inc.	72,216	2,250,973
	Fulton Financial Corp.	1,423,950	23,566,372
*	Fundamental Global, Inc.	123,789	165,877
#*	FVCBankcorp, Inc.	48,457	557,740
*	Genworth Financial, Inc., Class A	4,806,075	28,500,025
#	German American Bancorp, Inc.	196,711	6,241,640
#	Glacier Bancorp, Inc.	5,183	187,521
	Globe Life, Inc.	11,866	903,833
	Great Southern Bancorp, Inc.	121,456	6,242,838
*	Green Dot Corp., Class A	383,448	3,355,170
#*	Greenlight Capital Re Ltd., Class A	316,705	3,838,465
#	Guaranty Bancshares, Inc.	69,165	1,987,110
	Hancock Whitney Corp.	763,825	34,670,017
	Hanmi Financial Corp.	263,622	4,033,417
#	HarborOne Bancorp, Inc.	315,913	3,200,199
#	Hawthorn Bancshares, Inc.	790	14,402
	HBT Financial, Inc.	50,307	928,416
	Heartland Financial USA, Inc.	243,193	10,240,857
	Heritage Commerce Corp.	420,800	3,341,152
	Heritage Financial Corp.	242,278	4,298,012
*	Heritage Global, Inc.	3,807	9,365
*	Heritage Insurance Holdings, Inc.	157,556	1,608,647
	Hilltop Holdings, Inc.	498,481	14,585,554
	Hingham Institution For Savings The	4,157	702,117
	HMN Financial, Inc.	4,634	92,217
	Home Bancorp, Inc.	56,371	1,972,985

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Home BancShares, Inc.	932,644	$22,085,010
	HomeStreet, Inc.	48,231	590,830
	HomeTrust Bancshares, Inc.	68,745	1,766,746
	Hope Bancorp, Inc.	834,989	8,366,590
	Horace Mann Educators Corp.	288,575	10,636,874
#	Horizon Bancorp, Inc.	241,394	2,771,203
	Independent Bank Corp.	324,541	16,304,940
	Independent Bank Corp.	177,501	4,403,800
	Independent Bank Group, Inc.	286,485	10,668,701
	International Bancshares Corp.	626,421	34,860,329
	Invesco Ltd.	2,872,424	40,702,248
#	Investar Holding Corp.	33,501	558,797
	Investors Title Co.	13,443	2,156,660
	Jackson Financial, Inc., Class A	673,039	45,982,024
	James River Group Holdings Ltd.	159,098	1,414,381
	Janus Henderson Group PLC	1,221,228	38,126,738
	Jefferies Financial Group, Inc.	827,008	35,610,964
	Kearny Financial Corp.	478,278	2,582,701
	Kemper Corp.	427,280	24,914,697
	KeyCorp	165,331	2,395,646
*	Kingstone Cos., Inc.	6,490	30,178
*	Lake Shore Bancorp, Inc.	406	4,714
	Lakeland Bancorp, Inc.	485,783	5,921,695
#	Lakeland Financial Corp.	3,013	177,074
#	Landmark Bancorp, Inc.	1,733	31,194
#	LCNB Corp.	48,557	684,654
*	LendingClub Corp.	797,969	6,000,727
	Live Oak Bancshares, Inc.	117,128	3,785,577
	Macatawa Bank Corp.	349,560	4,893,840
	Magyar Bancorp, Inc.	920	10,479
#*	Maiden Holdings Ltd.	575,150	1,196,312
#	MainStreet Bancshares, Inc.	4,580	69,937
	Mercantile Bank Corp.	167,806	6,054,440
	Merchants Bancorp	153,913	6,207,311
	Mercury General Corp.	395,152	20,650,644
	Meridian Corp.	9,605	88,942
#	Metrocity Bankshares, Inc.	49,885	1,146,357
#*	Metropolitan Bank Holding Corp.	32,720	1,298,984
	MGIC Investment Corp.	2,233,839	45,302,255
	Mid Penn Bancorp, Inc.	86,912	1,758,230
	Midland States Bancorp, Inc.	151,764	3,323,632
	MidWestOne Financial Group, Inc.	145,669	2,938,144
*	Moneylion, Inc.	1,440	95,486
*	Mr Cooper Group, Inc.	464,321	35,845,581
	MVB Financial Corp.	61,664	1,108,102
	National Bank Holdings Corp., Class A	331,016	10,834,154
	National Bankshares, Inc.	17,588	471,534
	National Western Life Group, Inc., Class A	29,087	14,218,307
#	Navient Corp.	1,348,823	20,259,321
#	NBT Bancorp, Inc.	366,495	12,830,990
*	NCR Atleos Corp.	280,237	5,585,123
	Nelnet, Inc., Class A	275,988	25,992,550
#	New York Community Bancorp, Inc.	445,543	1,180,689
*	NI Holdings, Inc.	41,869	622,592
#*	Nicholas Financial, Inc.	43,400	278,194
#	Nicolet Bankshares, Inc.	100,023	7,654,760
*	NMI Holdings, Inc., Class A	785,011	24,225,439
#	Northeast Bank	79,487	4,111,068
	Northeast Community Bancorp, Inc.	18,303	288,821

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	349,081	$2,911,336
#	Northrim BanCorp, Inc.	60,074	2,871,537
#	Northwest Bancshares, Inc.	906,218	9,605,911
#	Norwood Financial Corp.	7,203	173,520
	Oak Valley Bancorp	7,366	177,889
	OceanFirst Financial Corp.	411,669	6,076,234
*	Ocwen Financial Corp.	53,454	1,247,616
	OFG Bancorp	479,770	17,324,495
	Ohio Valley Banc Corp.	12,447	292,504
	Old National Bancorp	2,339,185	38,690,120
	Old Republic International Corp.	1,754,565	52,391,311
	Old Second Bancorp, Inc.	324,571	4,446,623
	OneMain Holdings, Inc.	311,282	16,220,905
	OP Bancorp	79,152	722,658
*	Oportun Financial Corp.	172,809	547,805
	Oppenheimer Holdings, Inc., Class A	65,321	2,616,106
	Orange County Bancorp, Inc.	921	39,796
	Origin Bancorp, Inc.	118,158	3,509,293
	Orrstown Financial Services, Inc.	72,536	1,901,894
	Pacific Premier Bancorp, Inc.	586,014	12,599,301
#	Park National Corp.	40,577	5,344,397
	Parke Bancorp, Inc.	57,577	947,717
	Pathward Financial, Inc.	259,848	13,088,544
#*	Paysafe Ltd.	229,243	3,259,835
#	PCB Bancorp	55,285	804,950
	Peapack-Gladstone Financial Corp.	187,997	4,207,373
#	Penns Woods Bancorp, Inc.	36,579	639,401
	PennyMac Financial Services, Inc.	418,584	35,847,534
	Peoples Bancorp of North Carolina, Inc.	15,491	450,633
	Peoples Bancorp, Inc.	340,421	9,885,826
#	Peoples Financial Services Corp.	20,501	776,373
#	Pinnacle Financial Partners, Inc.	541,232	41,512,494
	Plumas Bancorp	3,326	116,942
*	Ponce Financial Group, Inc.	131,595	1,058,024
	Popular, Inc.	690,156	58,656,358
*	PRA Group, Inc.	245,578	5,842,301
#	Preferred Bank	111,272	8,422,178
	Premier Financial Corp.	252,211	4,887,849
	Primis Financial Corp.	109,406	1,063,426
	Princeton Bancorp, Inc.	3,286	95,787
	ProAssurance Corp.	352,439	4,708,585
	PROG Holdings, Inc.	117,201	3,895,761
	Prosperity Bancshares, Inc.	638,628	39,575,777
*	Provident Bancorp, Inc.	56,942	506,499
	Provident Financial Holdings, Inc.	48,431	626,697
	Provident Financial Services, Inc.	551,688	8,098,780
	QCR Holdings, Inc.	170,739	9,383,815
	Radian Group, Inc.	758,065	22,643,402
	RBB Bancorp	141,662	2,515,917
	Red River Bancshares, Inc.	3,322	150,188
	Regional Management Corp.	102,504	2,584,126
	Reinsurance Group of America, Inc.	60,469	11,307,098
	RenaissanceRe Holdings Ltd.	7,434	1,629,904
	Renasant Corp.	453,324	13,173,595
*	Repay Holdings Corp.	429,640	4,369,439
	Republic Bancorp, Inc., Class A	100,450	5,094,824
#	Richmond Mutual BanCorp, Inc.	3,315	36,034
	Riverview Bancorp, Inc.	147,351	549,619
*	Root, Inc., Class A	4,825	336,061

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)

	S&T Bancorp, Inc.	285,624	$8,611,564
#	Safety Insurance Group, Inc.	134,291	10,685,535
	Sandy Spring Bancorp, Inc.	312,316	6,386,862
	Seacoast Banking Corp. of Florida	485,851	11,208,583
*	Security National Financial Corp., Class A	52,992	348,687
	Shore Bancshares, Inc.	273,271	2,828,355
	Sierra Bancorp	103,227	2,045,959
	Simmons First National Corp., Class A	682,944	11,671,513
#*	SiriusPoint Ltd.	564,405	6,648,691
	SmartFinancial, Inc.	98,897	2,032,333
	South Plains Financial, Inc.	63,944	1,657,428
#*	Southern First Bancshares, Inc.	50,672	1,308,351
#	Southern Missouri Bancorp, Inc.	68,701	2,754,910
	Southern States Bancshares, Inc.	1,391	33,620
#	Southside Bancshares, Inc.	198,443	5,290,490
	SouthState Corp.	599,958	45,416,821
	Stellar Bancorp, Inc.	208,488	4,628,434
#*	Sterling Bancorp, Inc.	61,974	293,137
#	Stewart Information Services Corp.	278,925	17,296,139
#	Stock Yards Bancorp, Inc.	35,393	1,576,758
*	StoneX Group, Inc.	236,046	17,136,940
	Summit Financial Group, Inc.	99,197	2,625,745
	Summit State Bank	3,741	37,298
	Synovus Financial Corp.	862,572	30,871,452
	Territorial Bancorp, Inc.	61,578	463,682
*	Texas Capital Bancshares, Inc.	517,827	29,723,270
#	TFS Financial Corp.	13,531	162,507
*	Third Coast Bancshares, Inc.	14,242	276,580
	Timberland Bancorp, Inc.	81,750	1,994,700
	Tiptree, Inc.	390,003	6,212,748
#	Tompkins Financial Corp.	79,039	3,476,135
	Towne Bank	697,178	18,035,995
	TriCo Bancshares	243,752	8,475,257
#*	Triumph Financial, Inc.	124,877	8,786,346
	TrustCo Bank Corp.	189,672	5,049,069
	Trustmark Corp.	649,723	19,231,801
	UMB Financial Corp.	212,371	16,917,474
	United Bancshares, Inc.	7,312	134,906
	United Bankshares, Inc.	928,786	30,148,394
	United Community Banks, Inc.	945,498	23,854,915
	United Fire Group, Inc.	194,785	4,302,801
	United Security Bancshares	131,423	935,732
	Unity Bancorp, Inc.	74,071	1,993,991
	Universal Insurance Holdings, Inc.	220,152	4,297,367
	Univest Financial Corp.	400,895	8,366,679
	Unum Group	1,565,395	79,365,526
#	Valley National Bancorp	3,592,052	25,180,285
	Veritex Holdings, Inc.	274,389	5,345,098
	Victory Capital Holdings, Inc., Class A	133,345	6,781,927
#	Virginia National Bankshares Corp.	5,032	141,953
	Virtus Investment Partners, Inc.	29,678	6,508,979
	Voya Financial, Inc.	287,245	19,578,619
	WaFd, Inc.	703,556	19,059,332
#	Walker & Dunlop, Inc.	163,739	15,003,405
#	Washington Trust Bancorp, Inc.	85,990	2,189,305
	Waterstone Financial, Inc.	209,370	2,374,256
	Webster Financial Corp.	874,354	38,322,936
#	WesBanco, Inc.	417,298	11,267,046
#	West BanCorp, Inc.	118,094	1,920,208

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Westamerica BanCorp	46,745	$2,175,980
	Western Alliance Bancorp	386,807	21,982,242
	Western New England Bancorp, Inc.	193,789	1,170,486
	Westwood Holdings Group, Inc.	27,497	342,063
	White Mountains Insurance Group Ltd.	23,650	42,053,011
	Wintrust Financial Corp.	485,243	46,893,884
#*	World Acceptance Corp.	20,337	2,797,761
	WSFS Financial Corp.	555,321	23,728,866
	WVS Financial Corp.	111	1,430
	Zions Bancorp NA	1,204,682	49,126,932

TOTAL FINANCIALS			3,278,201,264

HEALTH CARE — (4.9%)
#*	Absci Corp.	8,233	39,024
*	Acadia Healthcare Co., Inc.	575,109	42,523,559
*	Accolade, Inc.	107,418	819,599
#*	Acumen Pharmaceuticals, Inc.	6,557	21,114
#*	AdaptHealth Corp.	360,197	3,547,940
*	Addus HomeCare Corp.	120,621	11,597,709
#*	Affimed NV	3,491	18,677
*	Agiliti, Inc.	104,959	1,065,334
*	Agios Pharmaceuticals, Inc.	534,527	17,372,127
#*	Allogene Therapeutics, Inc.	394,003	1,087,448
*	Alpha Teknova, Inc.	308	548
*	Amedisys, Inc.	71,846	6,613,424
*	American Shared Hospital Services	12,364	37,642
*	AMN Healthcare Services, Inc.	1,793	107,544
*	Amneal Pharmaceuticals, Inc.	199,295	1,205,735
*	AngioDynamics, Inc.	164,954	955,084
*	ANI Pharmaceuticals, Inc.	85,259	5,627,094
*	Anika Therapeutics, Inc.	137,286	3,554,335
#*	Arcturus Therapeutics Holdings, Inc.	175,088	4,477,000
#*	Artivion, Inc.	237,836	4,666,342
*	Atea Pharmaceuticals, Inc.	46,504	172,065
#*	Athira Pharma, Inc.	127,129	250,444
*	aTyr Pharma, Inc.	71,271	111,895
*	Avanos Medical, Inc.	326,838	5,909,231
#*	Avidity Biosciences, Inc.	64,202	1,549,194
*	Aytu BioPharma, Inc.	1,227	3,534
#*	Azenta, Inc.	352,997	18,518,223
#*	BioAtla, Inc.	121,807	274,675
*	Bio-Rad Laboratories, Inc., Class A	64,943	17,518,374
#*	Black Diamond Therapeutics, Inc.	2,084	11,608
#*	Bluebird Bio, Inc.	190,930	169,374
#*	Brookdale Senior Living, Inc.	1,628,768	11,059,335
*	C4 Therapeutics, Inc.	98,906	623,108
*	CareDx, Inc.	237,633	1,844,032
#*	Caribou Biosciences, Inc.	165,964	602,449
*	Castle Biosciences, Inc.	147,045	3,101,179
*	Century Therapeutics, Inc.	2,040	5,936
#*	Certara, Inc.	424,921	7,270,398
	CONMED Corp.	3,200	217,536
*	Cross Country Healthcare, Inc.	321,184	5,652,838
#*	CryoPort, Inc.	26,647	431,415
*	Cullinan Therapeutics, Inc.	163,447	4,414,703
*	Cumberland Pharmaceuticals, Inc.	79,720	127,552
#*	Cytek Biosciences, Inc.	75,160	451,712
#*	Definitive Healthcare Corp.	224,015	1,554,664
*	Dynavax Technologies Corp.	448,921	5,104,232

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Eagle Pharmaceuticals, Inc.	12,380	$50,634
#*	Editas Medicine, Inc.	432,334	2,252,460
*	Elanco Animal Health, Inc.	2,899,779	38,161,092
*	Electromed, Inc.	57,549	1,000,777
#*	Enhabit, Inc.	302,187	3,049,067
#*	Enovis Corp.	471,520	26,042,050
*	Envista Holdings Corp.	942,489	18,548,184
*	Erasca, Inc.	74,290	149,323
*	EyePoint Pharmaceuticals, Inc.	6,902	121,475
#*	Fate Therapeutics, Inc.	14,377	56,789
#*	FONAR Corp.	45,903	722,513
*	Fulcrum Therapeutics, Inc.	7,500	53,475
#*	Fulgent Genetics, Inc.	218,674	4,450,016
*	Generation Bio Co.	178,568	505,347
*	Globus Medical, Inc., Class A	41,057	2,044,228
#*	GoodRx Holdings, Inc., Class A	128,978	915,744
*	Harvard Bioscience, Inc.	368,446	1,407,464
*	Health Catalyst, Inc.	382,034	2,376,251
	HealthStream, Inc.	317,511	8,182,258
*	ICU Medical, Inc.	8,855	867,082
*	ImmuCell Corp.	2,014	9,889
#*	Innoviva, Inc.	695,792	10,513,417
*	Inogen, Inc.	40,876	277,957
*	Integer Holdings Corp.	307,799	34,359,602
*	Integra LifeSciences Holdings Corp.	199,192	5,810,431
#*	Invivyd, Inc.	14,923	33,129
*	iTeos Therapeutics, Inc.	141,509	1,519,807
*	Jazz Pharmaceuticals PLC	23,910	2,648,033
*	Kewaunee Scientific Corp.	13,424	479,237
#*	Kodiak Sciences, Inc.	90,079	289,154
*	Larimar Therapeutics, Inc.	14,299	98,520
*	LENSAR, Inc.	116,724	364,179
#*	LifeStance Health Group, Inc.	26,581	164,271
*	Ligand Pharmaceuticals, Inc.	87,127	6,089,306
*	Lisata Therapeutics, Inc.	3,039	8,540
*	LivaNova PLC	100,015	5,575,836
*	MaxCyte, Inc.	33,324	120,966
	MEI Pharma, Inc.	3,219	9,818
	Mesa Laboratories, Inc.	19,518	2,070,469
#*	Monte Rosa Therapeutics, Inc.	4,291	22,828
*	Myriad Genetics, Inc.	281,739	5,513,632
	National HealthCare Corp.	140,121	12,732,795
*	Nautilus Biotechnology, Inc.	76,739	194,917
#*	Neogen Corp.	177,580	2,189,561
*	NeuroBo Pharmaceuticals, Inc.	91	300
*	Nurix Therapeutics, Inc.	114,037	1,370,725
#*	Nuvation Bio, Inc.	31,040	92,810
#*	Olema Pharmaceuticals, Inc.	434,748	4,421,387
*	OmniAb, Inc.	204,914	909,818
#*»	OmniAb, Inc.	10,236	0
#*»	OmniAb, Inc.	10,236	0
*	Omnicell, Inc.	124,592	3,340,312
*††	Opiant Pharmaceuticals, Inc.	26,299	0
#*	OptimizeRx Corp.	937	9,557
*	OraSure Technologies, Inc.	531,667	2,812,518
*	Organogenesis Holdings, Inc.	289,270	679,785
*	Orthofix Medical, Inc.	88,422	1,149,486
#*	OrthoPediatrics Corp.	119,186	3,531,481
*	Owens & Minor, Inc.	726,245	17,967,301

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Pacira BioSciences, Inc.	296,201	$7,775,276
#	Patterson Cos., Inc.	825,080	21,014,788
#*††	PDL BioPharma, Inc.	1,058,582	1,259,713
*	Pediatrix Medical Group, Inc.	574,154	5,092,746
*	Pennant Group, Inc.	57,140	1,194,797
	Perrigo Co. PLC	963,776	31,476,924
*	PetIQ, Inc.	221,246	3,610,735
	Phibro Animal Health Corp., Class A	140,932	2,353,564
*	Poseida Therapeutics, Inc.	10,500	25,410
	Premier, Inc., Class A	611,978	12,778,101
*	Prestige Consumer Healthcare, Inc.	376,465	27,015,128
#*	Pyxis Oncology, Inc.	45,578	202,822
*	Quanterix Corp.	59,187	954,094
*	QuidelOrtho Corp.	183,118	7,425,435
*	REGENXBIO, Inc.	70,456	1,081,500
*	Relay Therapeutics, Inc.	50,544	329,547
	Revvity, Inc.	50,961	5,221,974
#*	Sage Therapeutics, Inc.	43,907	612,064
	Select Medical Holdings Corp.	608,379	17,259,712
*	Semler Scientific, Inc.	1,364	34,823
#	SIGA Technologies, Inc.	291,714	2,561,249
*	Supernus Pharmaceuticals, Inc.	366,798	11,040,620
#*	Surgery Partners, Inc.	135,834	3,389,058
#*	Sutro Biopharma, Inc.	58,050	197,080
*	Tactile Systems Technology, Inc.	221,376	3,048,348
*	Taro Pharmaceutical Industries Ltd.	46,660	1,982,117
#*	Teladoc Health, Inc.	962,366	12,270,166
#*	Terns Pharmaceuticals, Inc.	83,297	420,650
††	Tetraphase Pharmaceuticals, Inc.	1,600	80
#	Tourmaline Bio, Inc.	227	3,593
*	TruBridge, Inc.	88,909	702,381
#	U.S. Physical Therapy, Inc.	2,570	260,881
	Universal Health Services, Inc., Class B	63,521	10,825,884
	Utah Medical Products, Inc.	8,436	558,463
*	Vanda Pharmaceuticals, Inc.	112,059	533,401
*	Varex Imaging Corp.	432,182	7,022,958
#*	Veracyte, Inc.	606,277	11,864,841
#*	Veradigm, Inc.	182,210	1,455,858
#*	Vir Biotechnology, Inc.	1,397	11,819
*	Voyager Therapeutics, Inc.	98,572	770,833
*	Xencor, Inc.	18,721	392,018
*	Zimvie, Inc.	63,640	967,328
*	Zymeworks, Inc.	42,029	360,609

TOTAL HEALTH CARE			647,984,376

INDUSTRIALS — (16.5%)
#*	3D Systems Corp.	611,876	2,049,785
*	AAR Corp.	353,776	24,460,073
	ABM Industries, Inc.	585,255	25,575,643
	ACCO Brands Corp.	694,409	3,347,051
#	Acme United Corp.	37,074	1,516,697
#*	AerSale Corp.	46,480	331,402
	AGCO Corp.	401,058	45,796,813
	Air Lease Corp.	1,150,875	57,819,960
*	Air Transport Services Group, Inc.	466,695	5,983,030
	Alamo Group, Inc.	101,965	19,819,957
*	Alaska Air Group, Inc.	893,476	38,437,337
	Albany International Corp., Class A	45,348	3,616,503
*	Alight, Inc., Class A	1,765,003	15,920,327

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Allegiant Travel Co.	131,791	$7,190,517
	Allient, Inc.	53,510	1,572,659
	Alta Equipment Group, Inc.	38,177	424,146
*	American Woodmark Corp.	165,732	15,260,603
	Apogee Enterprises, Inc.	235,413	14,543,815
	ARC Document Solutions, Inc.	196,003	517,448
#	ArcBest Corp.	254,043	28,175,909
	Arcosa, Inc.	394,351	29,978,563
	Argan, Inc.	137,826	8,305,395
#	Aris Water Solutions, Inc., Class A	31,562	442,815
*	Art’s-Way Manufacturing Co., Inc.	2,101	3,971
	Astec Industries, Inc.	245,528	10,263,070
*	Astronics Corp.	145,884	2,446,475
*	Astronics Corp., Class B	5,003	84,276
#*	Asure Software, Inc.	151,560	1,120,028
*	Avalon Holdings Corp., Class A	11,061	24,113
	AZZ, Inc.	140,004	10,028,487
	Barnes Group, Inc.	457,383	15,880,338
*	Beacon Roofing Supply, Inc.	514,071	50,651,416
	BGSF, Inc.	66,884	573,196
#*	Blade Air Mobility, Inc.	199,961	637,876
*	BlueLinx Holdings, Inc.	90,663	9,943,011
	Boise Cascade Co.	359,406	47,538,632
	Brady Corp., Class A	80,051	4,723,009
*	BrightView Holdings, Inc.	200,196	2,252,205
*	Broadwind, Inc.	50,189	106,401
*	Builders FirstSource, Inc.	115,753	21,161,963
*	Cadeler AS, ADR	31,130	579,329
#*	CBIZ, Inc.	197,726	14,074,137
*	CECO Environmental Corp.	363,335	7,855,303
	Chicago Rivet & Machine Co.	2,571	41,187
	Civeo Corp.	59,963	1,392,341
#*	Clarivate PLC	1,447,230	9,783,275
	Columbus McKinnon Corp.	266,994	11,018,842
*	Commercial Vehicle Group, Inc.	247,329	1,486,447
	CompX International, Inc.	11,424	359,742
	Concentrix Corp.	227,605	12,443,165
*	Concrete Pumping Holdings, Inc.	200,834	1,335,546
*	Conduent, Inc.	1,526,374	4,808,078
	Copa Holdings SA, Class A	68,693	6,560,181
#††	Costa Communications, Inc.	17,714	23,382
	Costamare, Inc.	833,431	9,984,503
	Covenant Logistics Group, Inc.	91,476	4,133,800
*»	CPI Aerostructures, Inc.	34,845	91,991
	CRA International, Inc.	38,862	5,638,488
*	Custom Truck One Source, Inc.	35,242	175,858
	Deluxe Corp.	168,171	3,321,377
#*	Distribution Solutions Group, Inc.	92,104	3,036,669
#*	DLH Holdings Corp.	31,481	334,328
*	DNOW, Inc.	752,540	10,618,339
	Douglas Dynamics, Inc.	4,496	101,789
*	Ducommun, Inc.	140,108	7,578,442
#	Dun & Bradstreet Holdings, Inc.	1,402,568	12,763,369
*	DXP Enterprises, Inc.	179,910	8,772,412
*	Dycom Industries, Inc.	109,502	15,332,470
#	Eastern Co.	43,844	1,393,801
	Encore Wire Corp.	159,547	44,571,050
	EnerSys	119,595	10,817,368
	Ennis, Inc.	267,574	5,324,723

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Enpro, Inc.	138,321	$20,766,132
*	Enviri Corp.	313,910	2,442,220
	Esab Corp.	212,509	22,500,453
	ESCO Technologies, Inc.	223,713	22,695,684
	Espey Mfg. & Electronics Corp.	7,670	194,051
#	EVI Industries, Inc.	550	11,286
	First Advantage Corp.	91,823	1,496,715
#*	Forrester Research, Inc.	23,086	419,934
	FTAI Infrastructure, Inc.	69,726	504,816
*	Gates Industrial Corp. PLC	1,641,493	28,923,107
#	GATX Corp.	238,616	29,197,054
#	Genco Shipping & Trading Ltd.	443,971	9,474,341
*	Gencor Industries, Inc.	88,546	1,502,626
	Genpact Ltd.	61,873	1,901,976
*	Gibraltar Industries, Inc.	311,389	22,251,858
*	GMS, Inc.	360,720	33,373,814
	Gorman-Rupp Co.	278,095	9,224,411
*	Graham Corp.	35,840	997,786
	Granite Construction, Inc.	406,490	22,560,195
*	Great Lakes Dredge & Dock Corp.	688,849	4,546,403
#	Greenbrier Cos., Inc.	321,515	15,879,626
*	Hawaiian Holdings, Inc.	25,978	329,921
#*	Hayward Holdings, Inc.	126,968	1,724,225
*	Healthcare Services Group, Inc.	355,478	3,775,176
#	Heartland Express, Inc.	457,847	4,550,999
	Heidrick & Struggles International, Inc.	208,087	6,134,405
	Helios Technologies, Inc.	118,401	5,339,885
#*	Hertz Global Holdings, Inc.	700,301	3,186,370
#	Hillenbrand, Inc.	162,884	7,772,824
*	Hillman Solutions Corp.	282,950	2,705,002
	HNI Corp.	112,693	4,727,471
	Hub Group, Inc., Class A	631,684	25,406,330
*	Hudson Global, Inc.	10,847	176,264
*	Hudson Technologies, Inc.	235,986	2,340,981
	Hurco Cos., Inc.	48,795	883,189
*	Huron Consulting Group, Inc.	161,494	15,057,701
	Hyster-Yale Materials Handling, Inc.	57,820	3,386,517
*	IBEX Holdings Ltd.	3,448	45,169
	ICF International, Inc.	149,804	21,615,219
*	IES Holdings, Inc.	47,117	6,366,449
	Insteel Industries, Inc.	201,118	6,455,888
	Interface, Inc.	179,486	2,744,341
#*	JanOne, Inc.	2,416	8,770
*	JELD-WEN Holding, Inc.	131,821	2,702,330
#*	JetBlue Airways Corp.	2,258,950	12,830,836
	John Bean Technologies Corp.	4,454	396,807
	Karat Packaging, Inc.	570	15,447
	Kelly Services, Inc., Class A	323,565	7,422,581
#	Kennametal, Inc.	596,150	14,027,409
*	Kirby Corp.	324,680	35,432,328
	Knight-Swift Transportation Holdings, Inc.	1,222,697	56,525,282
	Korn Ferry	472,274	28,676,477
*	Kratos Defense & Security Solutions, Inc.	80,128	1,427,881
*	L B Foster Co., Class A	97,525	2,267,456
*	Limbach Holdings, Inc.	54,479	2,469,533
	Lindsay Corp.	244	28,341
	LSI Industries, Inc.	278,141	4,060,859
	Luxfer Holdings PLC	104,625	1,007,539
*	Manitex International, Inc.	86,361	449,941

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Manitowoc Co., Inc.	361,464	$4,373,714
	ManpowerGroup, Inc.	243,638	18,382,487
	Marten Transport Ltd.	572,842	9,692,487
*	Masonite International Corp.	5,687	753,812
*	Mastech Digital, Inc.	4,901	43,521
*	Masterbrand, Inc.	353,368	5,890,645
*	Matrix Service Co.	171,595	1,932,160
#	Matson, Inc.	316,965	34,162,488
	Matthews International Corp., Class A	189,047	5,100,488
*	Mayville Engineering Co., Inc.	82,679	1,137,663
	McGrath RentCorp	110,976	11,836,700
	MDU Resources Group, Inc.	927,263	22,903,396
#*	Mercury Systems, Inc.	276,236	7,789,855
	Miller Industries, Inc.	109,747	5,345,776
	MillerKnoll, Inc.	329,701	8,384,296
*	Mistras Group, Inc.	187,863	1,643,801
	Moog, Inc., Class A	184,720	29,383,410
*	MRC Global, Inc.	382,788	4,298,709
	Mueller Industries, Inc.	626,354	34,963,080
	Mueller Water Products, Inc., Class A	81,254	1,287,063
*	MYR Group, Inc.	20,693	3,440,211
	National Presto Industries, Inc.	55,040	4,512,730
	NL Industries, Inc.	146,313	1,201,230
#*	NN, Inc.	158,780	565,257
*	Northwest Pipe Co.	104,206	3,298,120
*	NV5 Global, Inc.	59,522	5,549,831
*	OPENLANE, Inc.	914,317	15,707,966
*	Orion Group Holdings, Inc.	265,091	1,884,797
*	PAM Transportation Services, Inc.	121,854	2,087,359
	Pangaea Logistics Solutions Ltd.	234,547	1,688,738
	Park Aerospace Corp.	36,363	518,900
	Park-Ohio Holdings Corp.	90,871	2,319,937
#*	Paycor HCM, Inc.	73,413	1,275,184
*	Perma-Fix Environmental Services, Inc.	859	9,836
*	Perma-Pipe International Holdings, Inc.	27,679	238,039
#*	Planet Labs PBC	55,398	93,623
	Powell Industries, Inc.	126,502	18,089,786
	Preformed Line Products Co.	49,286	5,965,085
	Primoris Services Corp.	551,808	25,714,253
*	Proto Labs, Inc.	134,464	4,098,463
	Quad/Graphics, Inc.	246,328	1,106,013
	Quanex Building Products Corp.	342,018	11,361,838
*	Quest Resource Holding Corp.	9,326	94,566
*	Radiant Logistics, Inc.	493,668	2,438,720
	Regal Rexnord Corp.	341,052	55,035,561
*	Resideo Technologies, Inc.	1,015,969	19,841,875
	Resources Connection, Inc.	360,167	3,979,845
	REV Group, Inc.	615,358	13,451,726
	Rush Enterprises, Inc., Class A	494,431	21,715,410
#	Rush Enterprises, Inc., Class B	79,269	3,242,895
	Ryder System, Inc.	370,749	45,175,766
	Schneider National, Inc., Class B	508,421	10,514,146
	Sensata Technologies Holding PLC	521,393	19,974,566
	Shyft Group, Inc.	4,568	49,700
*	SIFCO Industries, Inc.	17,808	55,987
#*	SkyWest, Inc.	395,002	28,846,996
*	SP Plus Corp.	29,375	1,499,887
	Standex International Corp.	26,785	4,630,591
#	Star Bulk Carriers Corp.	214,868	5,225,590

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Steelcase, Inc., Class A	247,543	$2,977,942
*	Sterling Check Corp.	4,681	70,824
*	Sterling Infrastructure, Inc.	203,810	20,707,096
*	Stratasys Ltd.	217,419	2,113,313
*	Sun Country Airlines Holdings, Inc.	191,320	2,546,469
#*	Sunrun, Inc.	449,506	4,625,417
#*	TaskUS, Inc., Class A	11,609	133,039
	Terex Corp.	509,166	28,538,754
*	Thermon Group Holdings, Inc.	320,261	10,225,934
	Timken Co.	91,683	8,179,957
#*	Titan International, Inc.	653,333	7,199,730
#*	Titan Machinery, Inc.	238,477	5,308,498
	Trinity Industries, Inc.	818,397	21,294,690
*	TrueBlue, Inc.	229,567	2,392,088
*	Tutor Perini Corp.	183,968	3,059,388
	Twin Disc, Inc.	78,881	1,268,406
	UFP Industries, Inc.	405,541	45,704,471
#*	U-Haul Holding Co.	38,535	2,436,568
	U-Haul Holding Co.	537,943	32,986,665
*	Ultralife Corp.	132,803	1,553,795
	UniFirst Corp.	96,674	15,480,408
#	Universal Logistics Holdings, Inc.	81,611	3,646,379
*	V2X, Inc.	87,291	4,240,597
#	Virco Mfg. Corp.	20,978	223,835
#	VSE Corp.	119,059	9,294,936
#	Wabash National Corp.	479,427	11,079,558
#	Werner Enterprises, Inc.	548,066	18,743,857
	WESCO International, Inc.	358,650	54,783,787
*	Willdan Group, Inc.	22,021	620,772
*	Willis Lease Finance Corp.	25,217	1,225,798

TOTAL INDUSTRIALS			2,168,084,823

INFORMATION TECHNOLOGY — (7.6%)
#*	8x8, Inc.	10,778	23,819
#*	908 Devices, Inc.	23,424	133,517
*	ACI Worldwide, Inc.	560,995	19,129,930
#*	Airgain, Inc.	15,727	82,409
#*	Alithya Group, Inc., Class A	17,314	26,317
*	Alpha & Omega Semiconductor Ltd.	246,461	5,390,102
	American Software, Inc., Class A	113,187	1,144,321
	Amkor Technology, Inc.	2,177,190	70,432,097
#*	Amtech Systems, Inc.	120,356	580,116
*	Arrow Electronics, Inc.	519,037	66,265,454
#*	Aspen Technology, Inc.	38,684	7,615,719
*	AstroNova, Inc.	70,866	1,223,856
#*	Aviat Networks, Inc.	53,247	1,781,112
	Avnet, Inc.	990,678	48,414,434
*	Aware, Inc.	124,285	243,599
*	AXT, Inc.	167,429	502,287
#	Bel Fuse, Inc., Class A	3,065	214,550
#	Bel Fuse, Inc., Class B	116,316	6,830,076
	Belden, Inc.	129,767	10,546,164
	Benchmark Electronics, Inc.	372,407	11,250,415
*	BK Technologies Corp.	1,650	23,193
#*	Brightcove, Inc.	78,414	139,577
*	Calix, Inc.	26,433	732,987
#*	Cambium Networks Corp.	1,730	5,865
#*	Cerence, Inc.	266,559	2,428,353
*	CEVA, Inc.	53,414	1,082,702

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cleanspark, Inc.	1,676,809	$27,466,131
	Climb Global Solutions, Inc.	24,452	1,576,176
*	Coherent Corp.	467,937	25,563,398
*	Cohu, Inc.	491,258	14,894,943
*	Comtech Telecommunications Corp.	120,976	227,435
*	Corsair Gaming, Inc.	97,124	1,078,076
#	CSP, Inc.	20,576	268,928
#	CTS Corp.	233,127	10,665,560
#*	Daily Journal Corp.	2,591	868,503
#*	Daktronics, Inc.	321,295	3,036,238
*	Data I/O Corp.	89,287	254,468
#*	Diebold Nixdorf, Inc.	4,092	129,553
#*	Digi International, Inc.	373,374	11,447,647
#*»	Digital Turbine, Inc.	23,182	44,278
*	Diodes, Inc.	276,872	20,214,425
*	DXC Technology Co.	1,272,807	24,807,008
#*	E2open Parent Holdings, Inc.	991,423	4,808,402
#*	Eastman Kodak Co.	95,402	429,309
*	eGain Corp.	7,948	49,357
*	ePlus, Inc.	205,942	15,832,821
#*	EverCommerce, Inc.	4,870	43,830
#*	FARO Technologies, Inc.	69,276	1,298,925
*	Flex Ltd.	337,832	9,678,887
*	FormFactor, Inc.	67,330	3,002,245
*	Frequency Electronics, Inc.	107,125	1,028,400
*	Grid Dynamics Holdings, Inc.	51,415	502,325
#*	GSI Technology, Inc.	24,453	96,100
*	Ichor Holdings Ltd.	315,632	12,240,209
#*	Identiv, Inc.	41,334	208,323
	Immersion Corp.	103,670	753,681
	Information Services Group, Inc.	221,596	746,779
*	Insight Enterprises, Inc.	28,081	5,126,748
*	Instructure Holdings, Inc.	4,080	78,050
#*	inTEST Corp.	118,640	1,337,073
#*	Intevac, Inc.	180,866	765,063
*	IPG Photonics Corp.	9,325	783,114
*	Issuer Direct Corp.	7,604	88,016
*	Iteris, Inc.	78,413	351,290
*	Itron, Inc.	162,549	14,974,014
	Juniper Networks, Inc.	291,177	10,138,783
*	Key Tronic Corp.	129,644	560,062
*	Kimball Electronics, Inc.	259,557	5,432,528
*	Knowles Corp.	956,873	15,147,300
#	Kulicke & Soffa Industries, Inc.	491,975	22,768,603
#*	KVH Industries, Inc.	68,254	327,619
*	Kyndryl Holdings, Inc.	1,134,954	22,313,196
#*	Lantronix, Inc.	114,113	429,065
*	LiveRamp Holdings, Inc.	14,426	463,219
#*	Lumentum Holdings, Inc.	355,030	15,536,113
#*	Luna Innovations, Inc.	147,445	303,737
*	Magnachip Semiconductor Corp.	272,286	1,366,876
*	Matterport, Inc.	1,182,041	5,437,389
*	MaxLinear, Inc.	84,832	1,763,657
*	MeridianLink, Inc.	33,872	564,985
	Methode Electronics, Inc.	247,116	3,012,344
#*	Mirion Technologies, Inc.	394,999	4,293,639
#*	Mitek Systems, Inc.	150,148	1,896,369
*	NCR Voyix Corp.	190,762	2,336,835
#*	NETGEAR, Inc.	211,509	3,126,103

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NetScout Systems, Inc.	755,664	$14,554,089
#*	NetSol Technologies, Inc.	4,360	10,987
	Network-1 Technologies, Inc.	106,808	201,867
*	nLight, Inc.	9,361	106,622
*	Olo, Inc., Class A	929,065	4,459,512
	ON24, Inc.	304,836	2,008,869
*	OneSpan, Inc.	6,221	67,311
*	Onto Innovation, Inc.	69,826	12,952,025
*	Optical Cable Corp.	54,966	153,905
*	OSI Systems, Inc.	139,705	18,362,825
	PC Connection, Inc.	185,212	11,477,588
*	Photronics, Inc.	632,652	17,340,991
*	Plexus Corp.	248,847	25,136,035
	ReposiTrak, Inc.	1,504	23,808
*	RF Industries Ltd.	24,753	71,165
*	Ribbon Communications, Inc.	1,022,710	3,241,991
#	Richardson Electronics Ltd.	119,659	1,260,009
#*	Riot Platforms, Inc.	974,790	9,855,127
*	Rogers Corp.	146,816	17,484,317
*	Sanmina Corp.	583,026	35,372,187
*	ScanSource, Inc.	248,680	10,350,062
*	SecureWorks Corp., Class A	62,072	378,018
*	SigmaTron International, Inc.	5,630	23,871
#*††	Silicon Graphics, Inc.	494	0
*	SMART Global Holdings, Inc.	21,549	393,700
#*	SmartRent, Inc.	148,611	344,778
	SolarWinds Corp.	1,039,052	11,450,353
*	Synchronoss Technologies, Inc.	1,327	8,373
#	Taitron Components, Inc., Class A	2,052	6,474
	TD SYNNEX Corp.	578,135	68,127,428
#*	Telos Corp.	21,117	72,642
*	TransAct Technologies, Inc.	31,072	166,235
*	Trio-Tech International	3,288	20,385
*	TSR, Inc.	3,389	26,502
#*	TTM Technologies, Inc.	1,068,399	15,951,197
*	Twilio, Inc., Class A	336,868	20,171,656
*	Ultra Clean Holdings, Inc.	467,894	19,572,006
#*	Upland Software, Inc.	57,564	124,338
#*	Veeco Instruments, Inc.	491,007	17,352,187
*	Verint Systems, Inc.	198,021	5,996,076
#*	Viasat, Inc.	186,717	2,970,667
*	Viavi Solutions, Inc.	53,233	420,541
#	Vishay Intertechnology, Inc.	1,317,537	30,487,806
*	Vishay Precision Group, Inc.	131,665	4,344,945
#	Xerox Holdings Corp.	1,643,504	21,842,168
*	Xperi, Inc.	205,063	2,155,212

TOTAL INFORMATION TECHNOLOGY			997,125,971

MATERIALS — (7.9%)
	AdvanSix, Inc.	266,013	6,719,488
	Alcoa Corp.	1,227,131	43,121,383
	Alpha Metallurgical Resources, Inc.	106,489	34,834,682
*	Alto Ingredients, Inc.	463,874	876,722
#	American Vanguard Corp.	219,813	2,503,670
#*	Ampco-Pittsburgh Corp.	165,753	339,794
#*	Arcadium Lithium PLC	1,248,290	5,492,476
	Arch Resources, Inc.	137,421	21,819,706
#*	Arq, Inc.	19,444	150,885
*	Ascent Industries Co.	65,952	677,327

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Ashland, Inc.	378,345	$36,067,629
#*	Aspen Aerogels, Inc.	56,393	883,114
	Avient Corp.	438,987	18,621,829
	Berry Global Group, Inc.	264,742	14,994,987
	Caledonia Mining Corp. PLC	18,421	180,710
	Carpenter Technology Corp.	515,711	44,196,433
#*	Century Aluminum Co.	44,496	772,006
*	Clearwater Paper Corp.	171,284	7,714,631
*	Cleveland-Cliffs, Inc.	3,234,086	54,656,053
#*	Coeur Mining, Inc.	4,213,487	19,044,961
	Commercial Metals Co.	1,101,036	59,169,675
#	Compass Minerals International, Inc.	232,065	2,889,209
*	Core Molding Technologies, Inc.	37,724	679,786
	Eastman Chemical Co.	28,134	2,656,975
*	Ecovyst, Inc.	865,298	8,159,760
	Element Solutions, Inc.	847,596	19,604,895
	Ferroglobe PLC	384,426	2,018,237
#	Flexible Solutions International, Inc.	23,743	50,573
	Fortitude Gold Corp.	93,160	456,484
	Friedman Industries, Inc.	75,567	1,468,267
#*	Gatos Silver, Inc.	172,625	1,652,021
*	Glatfelter Corp.	198,260	283,512
#	Graphic Packaging Holding Co.	97,330	2,515,981
	Greif, Inc., Class A	204,898	12,556,149
	Greif, Inc., Class B	49,017	3,062,582
	Hawkins, Inc.	175,876	13,326,125
	Haynes International, Inc.	88,871	5,345,591
	HB Fuller Co.	292,884	21,881,364
#	Hecla Mining Co.	5,860,756	27,721,376
	Huntsman Corp.	1,771,135	42,259,281
*	Ingevity Corp.	155,851	7,970,220
	Innospec, Inc.	221,866	26,623,920
	International Paper Co.	1,026,455	35,864,338
#*	Intrepid Potash, Inc.	89,794	1,806,655
	Kaiser Aluminum Corp.	90,908	8,226,265
*	Knife River Corp.	101,854	7,963,964
	Koppers Holdings, Inc.	120,217	6,164,728
#	Kronos Worldwide, Inc.	496,190	5,681,376
*	LSB Industries, Inc.	136,049	1,265,256
#	Materion Corp.	176,437	20,279,669
#	Mativ Holdings, Inc.	236,916	4,326,086
#	Mercer International, Inc.	471,223	4,773,489
#*	Metallus, Inc.	450,402	9,260,265
	Minerals Technologies, Inc.	337,800	24,622,242
	Mosaic Co.	1,221,855	38,354,028
#*	MP Materials Corp.	235,391	3,766,256
	Myers Industries, Inc.	141,895	3,107,501
*	Nexa Resources SA	36,775	268,090
#	Northern Technologies International Corp.	40,358	714,337
*	O-I Glass, Inc.	1,036,158	15,500,924
	Olin Corp.	780,083	40,782,739
	Olympic Steel, Inc.	115,124	7,318,433
	Orion SA	246,171	5,824,406
	Pactiv Evergreen, Inc.	145,926	2,223,912
*	Perimeter Solutions SA	17,689	123,823
#	Quaker Chemical Corp.	34,607	6,455,244
	Radius Recycling, Inc.	261,343	4,552,595
	Ramaco Resources, Inc., Class A	87,298	1,368,833
	Ramaco Resources, Inc., Class B	376	4,177

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Ranpak Holdings Corp.	89,357	$646,945
*	Rayonier Advanced Materials, Inc.	460,229	1,716,654
»††	Resolute Forest Products, Inc.	792,851	1,125,848
	Ryerson Holding Corp.	361,728	10,327,334
	Sensient Technologies Corp.	102,008	7,469,026
	Silgan Holdings, Inc.	145,181	6,774,145
	Sonoco Products Co.	317,655	17,804,563
	Stepan Co.	197,180	16,363,968
*	Summit Materials, Inc., Class A	564,367	21,953,876
	SunCoke Energy, Inc.	866,135	8,929,852
	Sylvamo Corp.	150,985	9,436,562
	Tredegar Corp.	214,048	1,365,626
	TriMas Corp.	228,409	5,936,350
#	Tronox Holdings PLC	1,213,427	20,616,125
	U.S. Lime & Minerals, Inc.	27,023	8,377,130
#	U.S. Steel Corp.	958,741	34,994,046
*	Universal Stainless & Alloy Products, Inc.	64,420	1,684,583
	Warrior Met Coal, Inc.	163,848	11,199,011
	Westrock Co.	155,124	7,439,747
	Worthington Steel, Inc.	363,123	11,180,557

TOTAL MATERIALS			1,041,962,048

REAL ESTATE — (1.1%)
#*	AMREP Corp.	4,326	87,749
*	Anywhere Real Estate, Inc.	651,519	3,166,382
#*	Cushman & Wakefield PLC	1,283,827	12,388,930
	Douglas Elliman, Inc.	406,500	552,840
*	Five Point Holdings LLC, Class A	25,165	71,469
*	Forestar Group, Inc.	287,527	8,910,462
*	FRP Holdings, Inc.	135,530	4,107,914
*	Howard Hughes Holdings, Inc.	393,909	25,667,110
*	Jones Lang LaSalle, Inc.	264,310	47,760,817
*»	JW Mays, Inc.	126	5,525
	Kennedy-Wilson Holdings, Inc.	1,124,835	9,662,333
#	Marcus & Millichap, Inc.	272,190	8,620,257
	Newmark Group, Inc., Class A	1,128,123	10,796,137
#*	Opendoor Technologies, Inc.	1,857,276	3,695,979
*	Rafael Holdings, Inc., Class B	14,422	22,931
	RE/MAX Holdings, Inc., Class A	100,435	705,054
	RMR Group, Inc., Class A	1,687	40,016
#*	Stratus Properties, Inc.	30,930	701,492
*	Tejon Ranch Co.	241,770	4,056,901

TOTAL REAL ESTATE			141,020,298

UTILITIES — (0.4%)
#*	Altus Power, Inc.	256,286	940,570
#	Brookfield Infrastructure Corp., Class A	934,451	28,472,722
#	Brookfield Renewable Corp., Class A	409,668	9,520,684
#	Genie Energy Ltd., Class B	175,430	2,682,325
#*	Montauk Renewables, Inc.	6,389	23,000
	New Jersey Resources Corp.	105,302	4,600,644
	NRG Energy, Inc.	87,540	6,361,532
#*	Sunnova Energy International, Inc.	22,458	94,548

TOTAL UTILITIES			52,696,025

TOTAL COMMON STOCKS			12,484,942,924

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
	PREFERRED STOCKS — (0.1%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	6,981	$155,258

	INDUSTRIALS — (0.1%)
π	WESCO International, Inc., Series A, 10.625%	174,585	4,607,298

	TOTAL PREFERRED STOCKS		4,762,556

	TOTAL INVESTMENT SECURITIES (Cost $8,615,429,993)		12,489,705,480

	TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	127,456,205	127,456,205

	SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	46,203,814	534,485,715

	TOTAL INVESTMENTS — (100.0%) (Cost $9,277,367,959)		$13,151,647,400

As of April 30, 2024, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	454	06/21/24	$117,999,947	$115,020,900	$(2,979,047)

Total Futures Contracts			$117,999,947	$115,020,900	$(2,979,047)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$309,958,671	$121,355	—	$310,080,026
Consumer Discretionary	2,028,565,955	13,376	—	2,028,579,331
Consumer Staples	471,602,695	11,132	—	471,613,827
Energy	1,347,594,935	—	—	1,347,594,935
Financials	3,278,150,368	50,896	—	3,278,201,264
Health Care	646,724,583	—	$1,259,793	647,984,376
Industrials	2,167,969,450	91,991	23,382	2,168,084,823
Information Technology	997,081,693	44,278	—	997,125,971
Materials	1,040,836,200	—	1,125,848	1,041,962,048
Real Estate	141,014,773	5,525	—	141,020,298
Utilities	52,696,025	—	—	52,696,025
Preferred Stocks
Communication Services	155,258	—	—	155,258
Industrials	4,607,298	—	—	4,607,298
Temporary Cash Investments	127,456,205	—	—	127,456,205
Securities Lending Collateral	—	534,485,715	—	534,485,715

Total Investments in Securities	$12,614,414,109	$534,824,268	$2,409,023<>	$13,151,647,400

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments Liabilities
Futures Contracts**	$(2,979,047)	—	—	$(2,979,047)

Total Financial Instruments	$(2,979,047)	—	—	$(2,979,047)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (2.0%)
#*	Advantage Solutions, Inc.	91,750	$390,855
#*	AMC Networks, Inc., Class A	465,140	4,939,787
*	Angi, Inc.	417,558	881,047
	ATN International, Inc.	230,924	4,406,030
*	Bandwidth, Inc., Class A	86,109	1,567,184
#*	Boston Omaha Corp., Class A	192,327	2,969,529
*	Bumble, Inc., Class A	979,065	9,888,556
#	Cable One, Inc.	5,843	2,301,266
#*	Cars.com, Inc.	92,466	1,545,107
#*	Consolidated Communications Holdings, Inc.	568,063	2,454,032
*	Creative Realities, Inc.	12,514	41,546
*	Cumulus Media, Inc., Class A	185,262	487,239
*	DHI Group, Inc.	656,388	1,535,948
#*	EchoStar Corp., Class A	324,064	5,181,783
#	Entravision Communications Corp., Class A	704,956	1,473,358
*	EW Scripps Co., Class A	1,271,814	4,782,021
#*	Frontier Communications Parent, Inc.	1,646,700	38,104,638
*	Gaia, Inc.	17,852	69,087
#*	Gannett Co., Inc.	1,374,688	3,326,745
#	Gray Television, Inc.	1,303,787	7,496,775
#	Gray Television, Inc., Class A	3,121	24,469
	John Wiley & Sons, Inc., Class A	454,042	17,058,358
*	Liberty Global Ltd., Class A	320,050	5,087,195
#*	Liberty Global Ltd., Class C	285,314	4,670,590
*	Liberty Latin America Ltd., Class A	508,609	3,839,998
#*	Liberty Latin America Ltd., Class C	2,248,583	16,954,316
*	Madison Square Garden Entertainment Corp.	101,660	3,979,989
#*	Magnite, Inc.	239,148	2,111,677
#	Marcus Corp.	492,484	6,421,991
	Nexstar Media Group, Inc.	30,126	4,821,968
#*	Reading International, Inc., Class A	17,827	30,128
	Saga Communications, Inc., Class A	114,017	2,598,447
	Scholastic Corp.	751,050	26,752,401
#	Shenandoah Telecommunications Co.	341,026	4,371,953
#	Sinclair, Inc.	501,683	6,170,701
#*	Sphere Entertainment Co.	291,894	11,343,001
	Spok Holdings, Inc.	37,931	586,034
	TEGNA, Inc.	2,401,130	32,751,413
	Telephone & Data Systems, Inc.	1,503,577	23,530,980
#*	Thryv Holdings, Inc.	260,707	5,998,868
	Townsquare Media, Inc., Class A	331	3,995
#*	U.S. Cellular Corp.	497,377	18,084,628
#*	Urban One, Inc.	146,127	226,497
*	Urban One, Inc.	149,346	297,199
*	Ziff Davis, Inc.	411,554	20,622,971

TOTAL COMMUNICATION SERVICES			312,182,300

CONSUMER DISCRETIONARY — (14.5%)
#*	1-800-Flowers.com, Inc., Class A	388,973	3,527,985
	Aaron’s Co., Inc.	457,284	3,159,832
*	Abercrombie & Fitch Co., Class A	410,950	49,938,644
*	Adient PLC	1,347,572	40,251,976
	ADT, Inc.	582,829	3,788,389

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adtalem Global Education, Inc.	891,126	$44,217,672
#	Advance Auto Parts, Inc.	96,280	7,026,514
	AMCON Distributing Co.	4,641	686,195
*	American Axle & Manufacturing Holdings, Inc.	1,746,423	12,818,745
#	American Eagle Outfitters, Inc.	540,445	13,111,196
#*	American Outdoor Brands, Inc.	187,353	1,465,100
*	AMMO, Inc.	314,106	797,829
#	Ark Restaurants Corp.	2,951	40,960
#*	Asbury Automotive Group, Inc.	185,168	38,929,720
#*	Bally’s Corp.	6,650	87,381
	Bassett Furniture Industries, Inc.	183,954	2,571,677
#*	Beazer Homes USA, Inc.	54,686	1,532,849
*	Biglari Holdings, Inc., Class A	951	950,857
*	Biglari Holdings, Inc., Class B	9,914	1,954,149
*	BJ’s Restaurants, Inc.	31,598	1,029,779
	BorgWarner, Inc.	198,216	6,495,538
	Canterbury Park Holding Corp.	15,171	348,933
	Carrols Restaurant Group, Inc.	106,954	1,018,202
#	Cato Corp., Class A	277,983	1,339,878
	Century Communities, Inc.	705,214	55,937,574
*	Chegg, Inc.	870,668	4,501,354
#*	Citi Trends, Inc.	86,934	1,863,865
#	Clarus Corp.	64,076	405,601
*	Conn’s, Inc.	123,875	437,279
*	Container Store Group, Inc.	26,188	22,050
	Crown Crafts, Inc.	144,720	738,072
*	Culp, Inc.	30,802	140,457
#	Dana, Inc.	2,075,931	25,803,822
#*	Delta Apparel, Inc.	141,042	331,449
#	Designer Brands, Inc., Class A	309,541	2,875,636
#*	Destination XL Group, Inc.	169,622	544,487
#*	Duluth Holdings, Inc., Class B	141,862	597,239
#*	El Pollo Loco Holdings, Inc.	469,446	3,999,680
	Escalade, Inc.	44,219	550,969
#	Ethan Allen Interiors, Inc.	526,814	14,877,227
	Flanigan’s Enterprises, Inc.	5,134	134,819
#	Flexsteel Industries, Inc.	116,824	3,850,519
#	Foot Locker, Inc.	1,362,681	28,411,899
#	Gap, Inc.	1,749,690	35,903,639
*	Genesco, Inc.	169,656	4,293,993
#*	G-III Apparel Group Ltd.	664,783	18,713,641
*	Goodyear Tire & Rubber Co.	4,321,437	51,684,387
	Graham Holdings Co., Class B	96,981	68,019,564
*	Green Brick Partners, Inc.	584,289	31,627,564
#	Group 1 Automotive, Inc.	263,200	77,386,064
#	Guess?, Inc.	134,833	3,610,828
	Harley-Davidson, Inc.	1,551,418	53,353,265
#	Haverty Furniture Cos., Inc.	342,554	10,550,663
	Haverty Furniture Cos., Inc., Class A	5,701	162,165
#*	Helen of Troy Ltd.	101,990	9,455,493
#	Hibbett, Inc.	53,280	4,594,867
*	Hilton Grand Vacations, Inc.	13,477	561,182
#*	Holley, Inc.	168,127	675,871
	Hooker Furnishings Corp.	270,788	4,603,396
*	Hovnanian Enterprises, Inc., Class A	24,798	3,665,888
#*	JAKKS Pacific, Inc.	81,673	1,544,436
#	Johnson Outdoors, Inc., Class A	144,825	5,939,273
#	KB Home	378,883	24,536,463
#	Kohl’s Corp.	1,583,332	37,904,968

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lakeland Industries, Inc.	147,401	$2,439,487
*	Lands’ End, Inc.	265,837	3,636,650
#*	Landsea Homes Corp.	351,447	4,059,213
*	Latham Group, Inc.	389,474	1,090,527
	Laureate Education, Inc.	1,167,841	16,933,695
#	La-Z-Boy, Inc.	674,152	22,139,152
#	LCI Industries	56,892	5,915,630
	Lear Corp.	98,615	12,412,670
#*	Legacy Housing Corp.	179,475	3,655,906
	Leggett & Platt, Inc.	169,189	3,057,245
*	LGI Homes, Inc.	348,282	31,321,000
#*	Life Time Group Holdings, Inc.	1,230,889	16,813,944
#	Lifetime Brands, Inc.	324,257	2,963,709
*	Lincoln Educational Services Corp.	105,945	1,129,374
#	Lithia Motors, Inc.	50,482	12,841,611
*	Live Ventures, Inc.	10,943	279,484
#*	Lovesac Co.	147,184	3,264,541
*	M/I Homes, Inc.	434,428	50,489,222
	Macy’s, Inc.	3,998,728	73,696,557
#*	Malibu Boats, Inc., Class A	158,598	5,395,504
#*	MarineMax, Inc.	388,736	9,590,117
	Marriott Vacations Worldwide Corp.	224,472	21,574,004
#*	MasterCraft Boat Holdings, Inc.	5,953	120,429
#	Meritage Homes Corp.	575,946	95,457,290
#*	Modine Manufacturing Co.	941,518	87,212,812
*	Mohawk Industries, Inc.	943,202	108,770,055
#	Monro, Inc.	183,673	5,005,089
*	Motorcar Parts of America, Inc.	230,227	1,307,689
#	Movado Group, Inc.	319,319	8,133,055
	Newell Brands, Inc.	770,561	6,118,254
	Nobility Homes, Inc.	1,505	50,606
*	ODP Corp.	870,738	44,329,272
#*	OneWater Marine, Inc., Class A	91,667	1,898,424
#	Patrick Industries, Inc.	212,222	22,175,077
	Penske Automotive Group, Inc.	36,657	5,605,222
#	Perdoceo Education Corp.	1,040,719	19,045,158
#*	Playa Hotels & Resorts NV	1,652,294	14,870,646
	PVH Corp.	938,688	102,129,254
*»	QEP Co., Inc.	13,099	351,708
#	RCI Hospitality Holdings, Inc.	10,621	539,122
#	Rocky Brands, Inc.	160,718	4,141,703
#	Shoe Carnival, Inc.	565,628	18,914,600
#	Signet Jewelers Ltd.	8,567	839,823
#	Smith & Wesson Brands, Inc.	406,963	6,906,162
#*	Solo Brands, Inc., Class A	62,105	116,757
#	Sonic Automotive, Inc., Class A	405,922	23,478,528
#*	Sportsman’s Warehouse Holdings, Inc.	6,138	19,642
	Standard Motor Products, Inc.	328,140	10,533,294
*	Stoneridge, Inc.	83,335	1,248,358
	Strategic Education, Inc.	339,138	38,946,608
*	Strattec Security Corp.	62,096	1,413,305
#*	Stride, Inc.	439,846	29,359,721
	Superior Group of Cos., Inc.	209,818	3,413,739
#*	Superior Industries International, Inc.	106,360	397,786
*	Taylor Morrison Home Corp.	2,499,727	140,009,709
#	Thor Industries, Inc.	786,308	78,174,741
*	Tile Shop Holdings, Inc.	106,820	717,830
#*	Tilly’s, Inc., Class A	286,665	1,740,057
#*	Topgolf Callaway Brands Corp.	717,746	11,498,291

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tri Pointe Homes, Inc.	2,209,349	$81,414,511
*	Under Armour, Inc., Class A	1,359,268	9,147,874
#*	Under Armour, Inc., Class C	3,241,856	21,136,901
#*	Unifi, Inc.	6,353	37,927
*	Universal Technical Institute, Inc.	396,254	6,030,986
*	Urban Outfitters, Inc.	1,553,485	60,523,776
#*	Vera Bradley, Inc.	441	2,906
#*	Vista Outdoor, Inc.	641,142	22,497,673
#*	VOXX International Corp.	119,212	703,351
	Weyco Group, Inc.	122,399	3,592,411
#	Winnebago Industries, Inc.	477,230	29,387,823
#	Worthington Enterprises, Inc.	300,742	17,190,413
*	Zumiez, Inc.	357,661	6,151,769

TOTAL CONSUMER DISCRETIONARY			2,289,408,987

CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	51,418	1,435,076
	Andersons, Inc.	767,278	42,154,253
#	B&G Foods, Inc.	167,191	1,855,820
#*	Bridgford Foods Corp.	13,817	145,908
	Cal-Maine Foods, Inc.	453,514	25,092,930
#*	Central Garden & Pet Co.	178,693	7,317,478
*	Central Garden & Pet Co., Class A	838,746	29,716,771
*	Darling Ingredients, Inc.	573,883	24,315,423
	Dole PLC	111,813	1,360,764
#*	Duckhorn Portfolio, Inc.	242,386	2,053,009
#	Edgewell Personal Care Co.	900,759	33,886,554
	Fresh Del Monte Produce, Inc.	1,213,815	31,037,250
#*	HF Foods Group, Inc.	30,970	90,432
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	313,111	22,465,714
	Ingredion, Inc.	564,279	64,660,731
	J M Smucker Co.	81,771	9,391,399
*	Lifeway Foods, Inc.	4,902	100,246
	Limoneira Co.	726	14,360
#*	Mission Produce, Inc.	113,619	1,289,576
#*	Natural Alternatives International, Inc.	149,173	932,331
	Natural Grocers by Vitamin Cottage, Inc.	308,524	5,047,453
*	Nature’s Sunshine Products, Inc.	40,272	783,290
	Oil-Dri Corp. of America	89,205	6,177,446
*	Pilgrim’s Pride Corp.	821,014	29,572,924
*	Post Holdings, Inc.	653,700	69,390,255
	PriceSmart, Inc.	18,037	1,453,602
	Seaboard Corp.	16,659	55,143,123
#*	Seneca Foods Corp., Class A	128,812	7,482,689
*»	Seneca Foods Corp., Class B	24,020	1,414,778
	SpartanNash Co.	743,085	14,185,493
*	TreeHouse Foods, Inc.	795,440	29,868,772
#*	United Natural Foods, Inc.	868,039	7,751,588
#	Universal Corp.	620,959	31,935,921
*	USANA Health Sciences, Inc.	15,115	627,575
#	Village Super Market, Inc., Class A	187,400	5,241,578
#	Weis Markets, Inc.	640,124	40,411,028
*	Willamette Valley Vineyards, Inc.	4,137	17,334

TOTAL CONSUMER STAPLES			605,820,874

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (11.0%)
	Adams Resources & Energy, Inc.	90,507	$2,669,956
#*	Amplify Energy Corp.	577,623	4,078,018
	Antero Midstream Corp.	51,211	708,760
*	Antero Resources Corp.	1,255,615	42,703,466
	APA Corp.	1,006,924	31,657,691
#	Archrock, Inc.	1,469,681	28,203,178
	Ardmore Shipping Corp.	659,226	11,042,035
	Barnwell Industries, Inc.	4,144	11,955
#	Berry Corp.	1,072,797	9,108,047
#*	Bristow Group, Inc.	376,813	9,913,950
#	California Resources Corp.	768,508	40,623,333
#	Chord Energy Corp.	165,784	29,340,452
#	Civitas Resources, Inc.	620,275	44,634,989
#*	Clean Energy Fuels Corp.	1,028,202	2,385,429
#*	CNX Resources Corp.	3,455,708	81,278,252
#	Comstock Resources, Inc.	3,156,823	31,757,639
#	CONSOL Energy, Inc.	501,662	41,517,547
#	Crescent Energy Co., Class A	515,955	5,489,761
	Delek U.S. Holdings, Inc.	711,248	19,438,408
	DHT Holdings, Inc.	3,914,476	44,703,316
*	DMC Global, Inc.	273,701	4,338,161
	Dorian LPG Ltd.	884,650	36,553,738
#*	Dril-Quip, Inc.	507,332	9,223,296
#*	DT Midstream, Inc.	1,191,435	74,107,257
	Epsilon Energy Ltd.	97,593	528,954
#	Evolution Petroleum Corp.	25,153	135,826
#*	Expro Group Holdings NV	296,624	5,564,666
*	Forum Energy Technologies, Inc.	94,053	1,754,088
	FutureFuel Corp.	235,526	1,276,551
#*	Geospace Technologies Corp.	100,219	1,217,661
*	Gulf Island Fabrication, Inc.	127	876
*	Gulfport Energy Corp.	125,314	19,888,585
#*	Hallador Energy Co.	446,571	2,281,978
*	Helix Energy Solutions Group, Inc.	2,365,148	25,401,690
#	Helmerich & Payne, Inc.	1,462,888	57,535,385
	International Seaways, Inc.	761,485	42,102,506
#	Liberty Energy, Inc.	2,026,723	44,587,906
*	Mammoth Energy Services, Inc.	103,516	336,427
#	Matador Resources Co.	434,792	27,087,542
#*	Mexco Energy Corp.	4,558	56,519
	Murphy Oil Corp.	2,274,675	101,541,492
#	NACCO Industries, Inc., Class A	141,095	3,885,756
*	Natural Gas Services Group, Inc.	190,151	4,198,534
*	Newpark Resources, Inc.	1,317,253	9,141,736
#	Noble Corp. PLC	1,432	63,552
#	Nordic American Tankers Ltd.	1,418,042	5,530,364
	NOV, Inc.	1,418,674	26,231,282
*	Oil States International, Inc.	955,051	3,810,653
	Overseas Shipholding Group, Inc., Class A	1,346,690	8,187,875
	Patterson-UTI Energy, Inc.	40,697	440,342
	PBF Energy, Inc., Class A	1,921,768	102,372,581
#	Peabody Energy Corp.	2,016,899	44,250,764
#	Permian Resources Corp.	2,130,140	35,679,845
#	PHX Minerals, Inc.	251,843	843,674
*	PrimeEnergy Resources Corp.	823	84,325
#*	ProPetro Holding Corp.	1,696,559	14,793,994
#	Range Resources Corp.	683,553	24,546,388
	Ranger Energy Services, Inc.	298,453	2,936,778
*	REX American Resources Corp.	397,830	22,011,934
#	RPC, Inc.	1,277,885	8,549,051

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	SandRidge Energy, Inc.	158,615	$2,173,026
	Scorpio Tankers, Inc.	893,863	62,892,201
*	SEACOR Marine Holdings, Inc.	163,526	1,998,288
*	Seadrill Ltd.	710,441	34,491,911
	Select Water Solutions, Inc.	1,340,077	12,382,311
	SFL Corp. Ltd.	2,124,732	28,322,678
#*	SilverBow Resources, Inc.	207,129	6,363,003
	SM Energy Co.	1,222,011	59,255,313
#	Solaris Oilfield Infrastructure, Inc., Class A	226,344	1,994,091
*	Southwestern Energy Co.	10,695,934	80,112,546
#*	Talos Energy, Inc.	1,752,481	23,097,700
	TechnipFMC PLC	781,739	20,028,153
*	Teekay Corp.	1,374,184	10,059,027
	Teekay Tankers Ltd., Class A	460,748	26,847,786
#*	Transocean Ltd.	7,991,112	41,713,605
*	U.S. Silica Holdings, Inc.	1,170,773	18,065,027
#*	Vital Energy, Inc.	541,463	28,708,368
#	Vitesse Energy, Inc.	103,668	2,300,393
#	World Kinect Corp.	900,616	21,164,476

TOTAL ENERGY			1,736,316,617

FINANCIALS — (23.3%)
	1st Source Corp.	299,922	14,876,131
#*	Acacia Research Corp.	44,708	217,728
#	ACNB Corp.	26,339	857,071
*	Affinity Bancshares, Inc.	1,447	24,223
#	Alerus Financial Corp.	24,880	490,136
	Amalgamated Financial Corp.	28,254	693,353
*	Ambac Financial Group, Inc.	650,109	9,394,075
#	Amerant Bancorp, Inc.	86,856	1,881,301
	American Equity Investment Life Holding Co.	1,546,160	86,755,038
	Ameris Bancorp	1,022,281	48,537,902
#	AmeriServ Financial, Inc.	324,794	786,001
	Arrow Financial Corp.	581	12,939
	Associated Banc-Corp.	3,219,427	67,833,327
#	Associated Capital Group, Inc., Class A	19,371	629,364
	Assured Guaranty Ltd.	1,272,526	97,602,744
	Atlantic American Corp.	196,322	388,718
#	Atlantic Union Bankshares Corp.	1,359,528	43,192,205
#*	Atlanticus Holdings Corp.	4,930	130,399
	Axis Capital Holdings Ltd.	714,873	43,843,161
#	Banc of California, Inc.	691,332	9,464,335
	Bank of Marin Bancorp	203,875	2,927,645
	Bank OZK	1,789,471	79,899,880
#	BankFinancial Corp.	180,097	1,741,538
#	BankUnited, Inc.	1,066,825	28,516,232
	Bankwell Financial Group, Inc.	31,231	716,127
	Banner Corp.	497,191	21,692,443
	Bar Harbor Bankshares	215,931	5,415,550
	BayCom Corp.	134,808	2,666,502
	BCB Bancorp, Inc.	210,884	1,986,527
	Berkshire Hills Bancorp, Inc.	638,429	13,611,306
#*	Blue Foundry Bancorp	161,735	1,381,217
	BOK Financial Corp.	141,733	12,575,969
#	Bread Financial Holdings, Inc.	736,267	27,175,615
*	Bridgewater Bancshares, Inc.	85,177	926,726
*	Brighthouse Financial, Inc.	1,009,460	48,706,445
	Brookline Bancorp, Inc.	1,278,602	10,612,397
	Business First Bancshares, Inc.	93,343	1,884,595

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	BV Financial, Inc.	8,496	$89,463
	Byline Bancorp, Inc.	411,244	8,911,658
#	C&F Financial Corp.	52,817	2,068,842
	Cadence Bank	2,225,918	61,591,151
*	California BanCorp.	1,966	42,662
*»	California First Leasing Corp.	12,672	243,302
#	Cambridge Bancorp	53,609	3,289,984
	Camden National Corp.	147,237	4,596,739
#*	Cannae Holdings, Inc.	789	15,346
	Capital City Bank Group, Inc.	49,555	1,314,199
	Capitol Federal Financial, Inc.	264,353	1,260,964
*	Carter Bankshares, Inc.	137,915	1,678,426
	Cathay General Bancorp	733,526	25,262,635
#	CB Financial Services, Inc.	1,113	24,720
*»	CCUR Holdings, Inc.	53	137,800
	Central Pacific Financial Corp.	215,526	4,297,588
	Chemung Financial Corp.	4,546	191,682
#	ChoiceOne Financial Services, Inc.	701	17,427
	Citizens Community Bancorp, Inc.	53,920	593,120
	Civista Bancshares, Inc.	209,801	2,995,958
	CNB Financial Corp.	185,199	3,518,781
	Codorus Valley Bancorp, Inc.	77,758	1,726,228
	Colony Bankcorp, Inc.	88,676	963,908
	Columbia Banking System, Inc.	721,307	13,567,785
	Community Trust Bancorp, Inc.	123,155	5,173,742
#	Community West Bancshares	101,382	1,740,729
	ConnectOne Bancorp, Inc.	564,141	10,103,765
#*	Consumer Portfolio Services, Inc.	382,707	3,275,972
*	CrossFirst Bankshares, Inc.	427,746	5,167,172
*	Customers Bancorp, Inc.	547,623	25,009,942
#	CVB Financial Corp.	79,972	1,306,742
#	Dime Community Bancshares, Inc.	570,204	10,377,713
#	Donegal Group, Inc., Class A	403,055	5,417,059
	Donegal Group, Inc., Class B	54,141	702,209
	Eagle Bancorp Montana, Inc.	11,748	150,374
#	Eagle Bancorp, Inc.	250,037	4,623,184
	Eastern Bankshares, Inc.	1,021,220	12,826,523
	Employers Holdings, Inc.	543,342	23,140,936
	Enact Holdings, Inc.	371,181	11,035,211
*	Encore Capital Group, Inc.	351,761	14,453,860
*	Enova International, Inc.	190,332	11,520,796
*	Enstar Group Ltd.	150,852	43,802,895
	Enterprise Bancorp, Inc.	12,827	311,696
	Enterprise Financial Services Corp.	303,063	11,519,425
#	Equity Bancshares, Inc., Class A	59,017	1,965,856
	ESSA Bancorp, Inc.	174,964	2,834,417
	Essent Group Ltd.	569,001	30,139,983
#	Evans Bancorp, Inc.	10,591	271,024
#*	EZCORP, Inc., Class A	1,061,243	11,652,448
#	Farmers & Merchants Bancorp, Inc.	5,935	121,668
	FB Financial Corp.	65,939	2,416,664
	Financial Institutions, Inc.	226,987	3,908,716
	Finward Bancorp	280	6,857
*	Finwise Bancorp	7,296	77,411
	First American Financial Corp.	78,553	4,208,084
#	First Bancorp/Southern Pines NC	220,240	6,697,498
	First Bancshares, Inc.	263,432	6,306,562
	First Bank	152,583	1,782,169
#	First Busey Corp.	831,341	18,572,158

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	136,704	$4,520,801
#	First Commonwealth Financial Corp.	1,071,342	14,131,001
	First Community Bankshares, Inc.	57,539	1,909,144
#	First Community Corp.	3,528	58,318
#	First Financial Bancorp	1,616,452	35,739,754
	First Financial Corp.	159,601	5,811,072
	First Financial Northwest, Inc.	251,056	5,114,011
	First Hawaiian, Inc.	860,157	18,140,711
	First Horizon Corp.	1,184,981	17,679,917
	First Internet Bancorp	71,846	2,230,818
	First Interstate BancSystem, Inc., Class A	1,134,968	30,303,646
	First Merchants Corp.	684,697	22,882,574
#	First Mid Bancshares, Inc.	89,193	2,761,415
	First Northwest Bancorp	135,012	1,383,873
	First of Long Island Corp.	300,789	2,848,472
	First United Corp.	97,412	2,200,537
#*	First Western Financial, Inc.	12,484	208,108
	Flushing Financial Corp.	428,622	4,723,414
#	FNB Corp.	7,542,462	100,616,443
#	Franklin Financial Services Corp.	6,431	194,666
	FS Bancorp, Inc.	55,058	1,716,158
#	Fulton Financial Corp.	3,384,002	56,005,233
*	Fundamental Global, Inc.	286,684	384,157
#*	FVCBankcorp, Inc.	11,660	134,207
*	Genworth Financial, Inc., Class A	8,106,962	48,074,285
	Great Southern Bancorp, Inc.	46,333	2,381,516
*	Green Dot Corp., Class A	567,724	4,967,585
*	Greenlight Capital Re Ltd., Class A	508,659	6,164,947
	Hancock Whitney Corp.	1,185,318	53,801,584
	Hanmi Financial Corp.	445,431	6,815,094
	HarborOne Bancorp, Inc.	278,521	2,821,418
#	Hawthorn Bancshares, Inc.	46,129	840,932
	Heartland Financial USA, Inc.	309,711	13,041,930
#	Hennessy Advisors, Inc.	40	274
	Heritage Commerce Corp.	657,061	5,217,064
	Heritage Financial Corp.	193,585	3,434,198
*	Heritage Insurance Holdings, Inc.	131,343	1,341,012
	Hilltop Holdings, Inc.	1,127,969	33,004,373
	HMN Financial, Inc.	98,222	1,954,618
	Home Bancorp, Inc.	95,473	3,341,555
#	Home BancShares, Inc.	63,628	1,506,711
#	HomeStreet, Inc.	149,249	1,828,300
	HomeTrust Bancshares, Inc.	224,495	5,769,522
	Hope Bancorp, Inc.	1,341,523	13,442,060
	Horace Mann Educators Corp.	437,565	16,128,646
#	Horizon Bancorp, Inc.	241,863	2,776,587
	Independent Bank Corp.	311,697	15,659,657
	Independent Bank Corp.	68,630	1,702,710
	Independent Bank Group, Inc.	384,824	14,330,846
	International Bancshares Corp.	779,678	43,389,081
	Invesco Ltd.	4,273,132	60,550,280
	Investar Holding Corp.	40,585	676,958
	Investors Title Co.	731	117,274
#	Jackson Financial, Inc., Class A	1,200,996	82,052,047
	Janus Henderson Group PLC	2,020,820	63,090,000
	Jefferies Financial Group, Inc.	18,823	810,518
	Kearny Financial Corp.	1,018,797	5,501,504
	Lakeland Bancorp, Inc.	922,147	11,240,972
#	Landmark Bancorp, Inc.	55,774	1,003,932

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	LCNB Corp.	108,595	$1,531,190
*	LendingClub Corp.	1,574,671	11,841,526
	Magyar Bancorp, Inc.	45,251	515,409
#	MainStreet Bancshares, Inc.	15,862	242,213
	Mercantile Bank Corp.	330,270	11,916,142
	Merchants Bancorp	40,542	1,635,059
	Meridian Corp.	30,011	277,902
	MGIC Investment Corp.	4,358,814	88,396,748
	Mid Penn Bancorp, Inc.	27,015	546,513
#	Middlefield Banc Corp.	9,162	196,708
	Midland States Bancorp, Inc.	355,760	7,791,144
#*††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	122,547	2,471,773
*	Mr Cooper Group, Inc.	442,457	34,157,680
	MVB Financial Corp.	7,075	127,138
	National Bank Holdings Corp., Class A	53,816	1,761,398
	National Western Life Group, Inc., Class A	66,904	32,704,013
#	Navient Corp.	2,373,395	35,648,393
	Nelnet, Inc., Class A	665,031	62,632,620
#	New York Community Bancorp, Inc.	549,215	1,455,420
#*	Nicholas Financial, Inc.	138,264	886,272
#	Nicolet Bankshares, Inc.	34,182	2,615,948
*	NMI Holdings, Inc., Class A	456,378	14,083,825
	Northeast Bank	78,168	4,042,849
#	Northeast Community Bancorp, Inc.	44,630	704,261
	Northfield Bancorp, Inc.	704,589	5,876,272
	Northrim BanCorp, Inc.	165,403	7,906,263
#	Northwest Bancshares, Inc.	2,033,474	21,554,824
	OceanFirst Financial Corp.	844,939	12,471,300
#*	Ocwen Financial Corp.	53,289	1,243,765
	OFG Bancorp	936,251	33,808,024
	Old National Bancorp	4,512,682	74,639,760
#	Old Second Bancorp, Inc.	14,461	198,116
#	OP Bancorp	105,669	964,758
	Oppenheimer Holdings, Inc., Class A	152,133	6,092,927
#*	OptimumBank Holdings, Inc.	1,253	5,325
	Origin Bancorp, Inc.	157,133	4,666,850
	Orrstown Financial Services, Inc.	110,731	2,903,367
	Pacific Premier Bancorp, Inc.	1,236,193	26,578,150
	Parke Bancorp, Inc.	85,114	1,400,976
#	PCB Bancorp	106,374	1,548,805
#	Peapack-Gladstone Financial Corp.	271,556	6,077,423
#	Penns Woods Bancorp, Inc.	41,346	722,728
	PennyMac Financial Services, Inc.	578,696	49,559,525
	Peoples Bancorp of North Carolina, Inc.	3,235	94,106
#	Peoples Bancorp, Inc.	685,992	19,921,208
	Peoples Financial Services Corp.	48,015	1,818,328
#	Pinnacle Financial Partners, Inc.	371,529	28,496,274
*	Pioneer Bancorp, Inc.	1,132	10,024
*	Ponce Financial Group, Inc.	29,346	235,942
	Popular, Inc.	963,439	81,882,681
*	PRA Group, Inc.	131,976	3,139,709
	Premier Financial Corp.	580,956	11,258,927
	Primis Financial Corp.	308,740	3,000,953
	Princeton Bancorp, Inc.	27,455	800,313
#	ProAssurance Corp.	745,983	9,966,333
	Prosperity Bancshares, Inc.	1,000,878	62,024,410
*	Provident Bancorp, Inc.	33,278	296,008
#	Provident Financial Holdings, Inc.	173,566	2,245,944

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Provident Financial Services, Inc.	1,668,154	$24,488,501
	QCR Holdings, Inc.	130,837	7,190,802
#	Radian Group, Inc.	1,590,600	47,511,222
#	RBB Bancorp	73,935	1,313,086
	Regional Management Corp.	190,393	4,799,808
	Renasant Corp.	822,285	23,895,602
	Republic Bancorp, Inc., Class A	177,284	8,991,845
#	Richmond Mutual BanCorp, Inc.	7,448	80,960
	Riverview Bancorp, Inc.	483,937	1,805,085
#	S&T Bancorp, Inc.	536,175	16,165,676
	Sandy Spring Bancorp, Inc.	609,012	12,454,295
	SB Financial Group, Inc.	59,845	800,726
	Seacoast Banking Corp. of Florida	141,614	3,267,035
*	Security National Financial Corp., Class A	95,820	630,496
	Shore Bancshares, Inc.	144,152	1,491,973
#	Sierra Bancorp	321,918	6,380,415
	Simmons First National Corp., Class A	1,505,521	25,729,354
#*	SiriusPoint Ltd.	855,889	10,082,372
	SmartFinancial, Inc.	160,743	3,303,269
	South Plains Financial, Inc.	8,516	220,735
#*	Southern First Bancshares, Inc.	19,189	495,460
	Southern Missouri Bancorp, Inc.	2,433	97,563
	SouthState Corp.	282,885	21,414,395
	Stellar Bancorp, Inc.	247,081	5,485,198
#*	Sterling Bancorp, Inc.	170,732	807,562
#	Stewart Information Services Corp.	319,722	19,825,961
	Summit Financial Group, Inc.	195,928	5,186,214
#	Summit State Bank	10,197	101,664
#*	SWK Holdings Corp.	4,912	85,174
	Synovus Financial Corp.	879,152	31,464,850
	Territorial Bancorp, Inc.	104,900	789,897
*	Texas Capital Bancshares, Inc.	812,104	46,614,770
*	Third Coast Bancshares, Inc.	74,505	1,446,887
	Timberland Bancorp, Inc.	137,085	3,344,874
	Tiptree, Inc.	667,043	10,625,995
#	Tompkins Financial Corp.	4,170	183,397
	Towne Bank	913,110	23,622,156
#	TriCo Bancshares	46,922	1,631,478
	TrustCo Bank Corp.	277,799	7,395,009
	Trustmark Corp.	822,354	24,341,678
*»	Unico American Corp.	99,017	1,980
	United Bancshares, Inc.	13,367	246,621
	United Bankshares, Inc.	1,941,200	63,011,352
	United Community Banks, Inc.	835,127	21,070,254
	United Fire Group, Inc.	158,124	3,492,959
#	United Security Bancshares	269,950	1,922,044
	Unity Bancorp, Inc.	58,812	1,583,219
	Univest Financial Corp.	423,054	8,829,137
	Unum Group	416,046	21,093,532
#	Valley National Bancorp	7,460,788	52,300,124
#*	Velocity Financial, Inc.	3,813	65,393
	Veritex Holdings, Inc.	481,985	9,389,068
	WaFd, Inc.	1,724,701	46,722,150
#	Washington Trust Bancorp, Inc.	116,910	2,976,529
	Waterstone Financial, Inc.	299,256	3,393,563
	Webster Financial Corp.	324,832	14,237,387
#	WesBanco, Inc.	1,119,609	30,229,443
	Western Alliance Bancorp	558,910	31,762,855
#	Western New England Bancorp, Inc.	417,580	2,522,183

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Westwood Holdings Group, Inc.	7,696	$95,738
	White Mountains Insurance Group Ltd.	40,293	71,646,595
#	William Penn Bancorp	23,209	284,078
#	Wintrust Financial Corp.	473,630	45,771,603
	WSFS Financial Corp.	674,646	28,827,624
	WVS Financial Corp.	1,740	22,411
	Zions Bancorp NA	465,940	19,001,033

TOTAL FINANCIALS			3,669,201,909

HEALTH CARE — (3.9%)
*	Acadia Healthcare Co., Inc.	622,869	46,054,934
*	American Shared Hospital Services	118,315	360,210
*	AngioDynamics, Inc.	297,605	1,723,133
*	Anika Therapeutics, Inc.	59,157	1,531,575
*	Avanos Medical, Inc.	677,556	12,250,213
*	Aytu BioPharma, Inc.	1,344	3,871
#*	Azenta, Inc.	770,407	40,415,551
*	Bio-Rad Laboratories, Inc., Class A	26,695	7,200,976
#*	Brookdale Senior Living, Inc.	1,047,376	7,111,683
*	Cross Country Healthcare, Inc.	360,579	6,346,190
#*††	Curative Health Services, Inc.	347,123	0
	Dentsply Sirona, Inc.	238,935	7,170,439
*	Elanco Animal Health, Inc.	4,832,908	63,601,069
*	Enovis Corp.	859,252	47,456,488
*	Envista Holdings Corp.	1,620,042	31,882,427
*	FONAR Corp.	94,530	1,487,902
#*	Fulgent Genetics, Inc.	183,855	3,741,449
	HealthStream, Inc.	27,183	700,506
#*	ICU Medical, Inc.	39,561	3,873,813
*	ImmuCell Corp.	28,578	140,318
#*	Innoviva, Inc.	992,261	14,993,064
#*	Integer Holdings Corp.	377,698	42,162,428
#*	Kewaunee Scientific Corp.	64,268	2,294,368
*	LENSAR, Inc.	100,409	313,276
#*	Ligand Pharmaceuticals, Inc.	54,012	3,774,899
	National HealthCare Corp.	225,079	20,452,929
#*	Neogen Corp.	1,195,524	14,740,811
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc.	2,029	0
*»	OmniAb, Inc.	2,029	0
*	Omnicell, Inc.	92,473	2,479,201
#*	OraSure Technologies, Inc.	1,087,119	5,750,860
*	Organogenesis Holdings, Inc.	108,569	255,137
#*	OrthoPediatrics Corp.	3,235	95,853
#*	Owens & Minor, Inc.	547,942	13,556,085
*	Pacira BioSciences, Inc.	34,786	913,133
#*††	PDL BioPharma, Inc.	1,226,353	1,459,360
*	Pediatrix Medical Group, Inc.	936,666	8,308,227
	Perrigo Co. PLC	2,001,455	65,367,520
	Phibro Animal Health Corp., Class A	8,400	140,280
#	Premier, Inc., Class A	1,354,845	28,289,164
*	Prestige Consumer Healthcare, Inc.	830,023	59,562,451
*	QuidelOrtho Corp.	207,737	8,423,735
*	Sensus Healthcare, Inc.	20,529	77,189
*	Supernus Pharmaceuticals, Inc.	150,144	4,519,334
*	Taro Pharmaceutical Industries Ltd.	23,740	1,008,475
*††	U.S. Diagnostic, Inc.	3	0
	Utah Medical Products, Inc.	741	49,054
*	Vanda Pharmaceuticals, Inc.	235,273	1,119,899

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Varex Imaging Corp.	606,264	$9,851,790
#*	Veracyte, Inc.	273,699	5,356,289
#*	Veradigm, Inc.	242,313	1,936,081
*	Voyager Therapeutics, Inc.	45,497	355,787
*	Zimvie, Inc.	291,156	4,425,571

TOTAL HEALTH CARE			605,084,997

INDUSTRIALS — (18.5%)
*	AAR Corp.	796,777	55,089,162
	ABM Industries, Inc.	1,320,756	57,717,037
	ACCO Brands Corp.	1,307,604	6,302,651
#	Acme United Corp.	27,459	1,123,348
#*	AerSale Corp.	50,528	360,265
#	Air Lease Corp.	1,906,656	95,790,397
#*	Air Transport Services Group, Inc.	926,256	11,874,602
#*	Alaska Air Group, Inc.	1,852,448	79,692,313
*	Alight, Inc., Class A	6,985,829	63,012,178
	Allegiant Travel Co.	160,044	8,732,001
	Allient, Inc.	2,418	71,065
*	American Woodmark Corp.	260,863	24,020,265
	Apogee Enterprises, Inc.	44,918	2,775,034
	ARC Document Solutions, Inc.	502,095	1,325,531
#	ArcBest Corp.	409,943	45,466,778
	Arcosa, Inc.	750,147	57,026,175
	Argan, Inc.	46,178	2,782,686
*	ASGN, Inc.	104,852	10,112,975
	Astec Industries, Inc.	317,581	13,274,886
#*	Asure Software, Inc.	120,057	887,221
*	Avalon Holdings Corp., Class A	10,149	22,125
#	AZZ, Inc.	219,939	15,754,231
	Barnes Group, Inc.	1,028,436	35,707,298
*	Beacon Roofing Supply, Inc.	444,221	43,769,095
	BGSF, Inc.	25,145	215,493
*	BlueLinx Holdings, Inc.	133,682	14,660,905
#	Boise Cascade Co.	651,886	86,224,961
*	BrightView Holdings, Inc.	625,159	7,033,039
*	Broadwind, Inc.	33,374	70,753
*	Cadeler AS, ADR	168,930	3,143,787
*	CBIZ, Inc.	19,480	1,386,586
#*	CECO Environmental Corp.	503,131	10,877,692
#	Chicago Rivet & Machine Co.	27,374	438,531
	Civeo Corp.	63,207	1,467,667
#*	Clarivate PLC	2,661,055	17,988,732
	Columbus McKinnon Corp.	453,399	18,711,777
*	Commercial Vehicle Group, Inc.	108,551	652,391
#	CompX International, Inc.	67,429	2,123,339
#	Concentrix Corp.	23,973	1,310,604
*	Concrete Pumping Holdings, Inc.	542,036	3,604,539
*	Conduent, Inc.	413,150	1,301,422
	Copa Holdings SA, Class A	17,788	1,698,754
#	Costamare, Inc.	1,941,676	23,261,278
	Covenant Logistics Group, Inc.	204,109	9,223,686
*»	CPI Aerostructures, Inc.	39,198	103,483
	CRA International, Inc.	31,590	4,583,393
*	Custom Truck One Source, Inc.	375,757	1,875,027
#	Deluxe Corp.	460,295	9,090,826
#*	Distribution Solutions Group, Inc.	80,589	2,657,019
#*	DLH Holdings Corp.	21,323	226,450
*	DNOW, Inc.	989,158	13,957,019

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ducommun, Inc.	298,256	$16,132,667
#	Dun & Bradstreet Holdings, Inc.	4,408,433	40,116,740
*	DXP Enterprises, Inc.	230,987	11,262,926
#	Eastern Co.	102,896	3,271,064
	Encore Wire Corp.	348,815	97,444,958
	EnerSys	162,706	14,716,758
	Ennis, Inc.	652,611	12,986,959
	Enpro, Inc.	324,158	48,665,841
*	Enviri Corp.	1,168,141	9,088,137
	Esab Corp.	459,501	48,651,966
	ESCO Technologies, Inc.	183,399	18,605,829
	First Advantage Corp.	641,428	10,455,276
*	Forrester Research, Inc.	3,312	60,245
#	FTAI Infrastructure, Inc.	235,124	1,702,298
*	Gates Industrial Corp. PLC	3,767,726	66,387,332
#	GATX Corp.	750,478	91,828,488
#	Genco Shipping & Trading Ltd.	668,251	14,260,476
*	Gencor Industries, Inc.	190,007	3,224,419
*	Gibraltar Industries, Inc.	177,023	12,650,064
*	GMS, Inc.	556,190	51,458,699
*	Graham Corp.	54,678	1,522,236
#	Granite Construction, Inc.	362,390	20,112,645
*	Great Lakes Dredge & Dock Corp.	981,706	6,479,260
#	Greenbrier Cos., Inc.	644,855	31,849,388
*	GXO Logistics, Inc.	158,327	7,862,519
#	Heartland Express, Inc.	693,119	6,889,603
	Heidrick & Struggles International, Inc.	273,335	8,057,916
	Helios Technologies, Inc.	11,005	496,325
#*	Hertz Global Holdings, Inc.	407,235	1,852,919
#	Hillenbrand, Inc.	79,879	3,811,826
*	Hillman Solutions Corp.	1,002,404	9,582,982
*	HireRight Holdings Corp.	69,879	999,270
	HNI Corp.	77,226	3,239,631
	Hub Group, Inc., Class A	1,429,150	57,480,413
	Hurco Cos., Inc.	116,424	2,107,274
*	Huron Consulting Group, Inc.	172,624	16,095,462
	ICF International, Inc.	261,865	37,784,501
*	IES Holdings, Inc.	22,436	3,031,552
#	Insteel Industries, Inc.	155,910	5,004,711
	Interface, Inc.	477,583	7,302,244
*	JELD-WEN Holding, Inc.	576,052	11,809,066
#*	JetBlue Airways Corp.	4,732,201	26,878,902
	Kelly Services, Inc., Class A	807,102	18,514,920
#	Kennametal, Inc.	708,745	16,676,770
*	Kirby Corp.	837,100	91,352,723
	Knight-Swift Transportation Holdings, Inc.	107,549	4,971,990
	Korn Ferry	757,895	46,019,384
*	L B Foster Co., Class A	168,097	3,908,255
#*	Limbach Holdings, Inc.	82,476	3,738,637
*	LS Starrett Co., Class A	47,736	769,027
	LSI Industries, Inc.	139,534	2,037,196
*	Manitowoc Co., Inc.	410,155	4,962,875
	ManpowerGroup, Inc.	533,573	40,258,083
	Marten Transport Ltd.	1,686,704	28,539,032
*	MasTec, Inc.	96,629	8,570,026
*	Masterbrand, Inc.	659,380	10,991,865
#	Matson, Inc.	559,717	60,326,298
	Matthews International Corp., Class A	288,994	7,797,058
*	Mayville Engineering Co., Inc.	42,458	584,222

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp.	15,570	$1,660,696
	MDU Resources Group, Inc.	1,612,968	39,840,310
#*	Mercury Systems, Inc.	208,080	5,867,856
	Miller Industries, Inc.	279,467	13,612,838
#	MillerKnoll, Inc.	652,327	16,588,676
*	Mistras Group, Inc.	292,298	2,557,607
	Moog, Inc., Class A	125,566	19,973,784
*	MRC Global, Inc.	309,411	3,474,686
*	MYR Group, Inc.	3,529	586,696
	National Presto Industries, Inc.	48,736	3,995,865
	NL Industries, Inc.	800,872	6,575,159
*	Northwest Pipe Co.	179,380	5,677,377
*	OPENLANE, Inc.	1,491,782	25,628,815
#*	Orion Group Holdings, Inc.	386,865	2,750,610
	Oshkosh Corp.	210,699	23,655,177
*	PAM Transportation Services, Inc.	360,028	6,167,280
	Pangaea Logistics Solutions Ltd.	510,606	3,676,363
#	Park-Ohio Holdings Corp.	176,961	4,517,814
*	Perma-Pipe International Holdings, Inc.	181,198	1,558,303
#	Powell Industries, Inc.	114,484	16,371,212
	Preformed Line Products Co.	99,288	12,016,827
	Primoris Services Corp.	785,693	36,613,294
*	Proto Labs, Inc.	31,989	975,025
	Quad/Graphics, Inc.	477,948	2,145,987
	Quanex Building Products Corp.	765,596	25,433,099
*	Radiant Logistics, Inc.	636,279	3,143,218
*	Resideo Technologies, Inc.	2,079,222	40,607,206
	Resources Connection, Inc.	625,248	6,908,990
	REV Group, Inc.	473,340	10,347,212
	Rush Enterprises, Inc., Class A	1,423,809	62,533,691
#	Rush Enterprises, Inc., Class B	612,988	25,077,339
	Ryder System, Inc.	198,241	24,155,666
#	Schneider National, Inc., Class B	1,154,606	23,877,252
	Sensata Technologies Holding PLC	729,338	27,940,939
#*	Servotronics, Inc.	15,025	195,325
*	SIFCO Industries, Inc.	49,091	154,337
*	SkyWest, Inc.	1,078,678	78,775,854
#	Standex International Corp.	15,567	2,691,223
#	Star Bulk Carriers Corp.	300,421	7,306,239
#	Steelcase, Inc., Class A	1,431,676	17,223,062
#*	Stericycle, Inc.	335,443	15,004,365
*	Sterling Check Corp.	182,708	2,764,372
*	Stratasys Ltd.	85,943	835,366
*	Sun Country Airlines Holdings, Inc.	65,722	874,760
#*	Taylor Devices, Inc.	6,091	302,357
*	Team, Inc.	1,696	12,076
*	Thermon Group Holdings, Inc.	224,879	7,180,386
	Timken Co.	8,073	720,273
#*	Titan International, Inc.	306,860	3,381,597
*	Titan Machinery, Inc.	507,231	11,290,962
	Trinity Industries, Inc.	1,503,712	39,126,586
*	TrueBlue, Inc.	471,856	4,916,740
*	Tutor Perini Corp.	371,726	6,181,803
	Twin Disc, Inc.	70,858	1,139,397
*	Ultralife Corp.	196,652	2,300,828
	UniFirst Corp.	115,651	18,519,195
#	Universal Logistics Holdings, Inc.	41,933	1,873,566
*	V2X, Inc.	67,913	3,299,214
	Virco Mfg. Corp.	63,739	680,095

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	VSE Corp.	176,490	$13,778,574
#	Werner Enterprises, Inc.	893,628	30,562,078
	WESCO International, Inc.	359,144	54,859,246
*	Willdan Group, Inc.	11,966	337,322
#*	Willis Lease Finance Corp.	233,642	11,357,338

TOTAL INDUSTRIALS			2,907,976,025

INFORMATION TECHNOLOGY — (6.5%)
#*	Alithya Group, Inc., Class A	167,316	254,320
*	Alpha & Omega Semiconductor Ltd.	575,122	12,577,918
	Amkor Technology, Inc.	4,431,293	143,352,329
#*	Amtech Systems, Inc.	394,114	1,899,630
*	Arrow Electronics, Inc.	327,314	41,788,178
#*	AstroNova, Inc.	173,996	3,004,911
	Avnet, Inc.	1,966,781	96,116,588
*	Aware, Inc.	419,661	822,536
*	AXT, Inc.	147,631	442,893
#	Bel Fuse, Inc., Class A	16,000	1,120,000
#	Bel Fuse, Inc., Class B	195,751	11,494,499
	Benchmark Electronics, Inc.	878,163	26,529,304
#*	Cerence, Inc.	9,302	84,741
#*	Cleanspark, Inc.	1,832,860	30,022,247
*	Coherent Corp.	896,569	48,979,565
*	Cohu, Inc.	568,523	17,237,617
*	Comtech Telecommunications Corp.	314,397	591,066
#	CSP, Inc.	222,966	2,914,166
#*	Daktronics, Inc.	395,223	3,734,857
#*	Diebold Nixdorf, Inc.	19,720	624,335
#*	Digi International, Inc.	572,078	17,539,912
*	Diodes, Inc.	37,132	2,711,007
#*	DXC Technology Co.	2,758,147	53,756,285
#*	E2open Parent Holdings, Inc.	398,492	1,932,686
#*	Eastman Kodak Co.	519,695	2,338,628
*	ePlus, Inc.	122,629	9,427,718
*	Frequency Electronics, Inc.	219,689	2,109,014
*	Ichor Holdings Ltd.	27,677	1,073,314
	Immersion Corp.	163,239	1,186,748
#*	Insight Enterprises, Inc.	111,297	20,319,493
#*	Intevac, Inc.	257,294	1,088,354
*	IPG Photonics Corp.	28,821	2,420,388
*	Key Tronic Corp.	235,708	1,018,259
*	Kimball Electronics, Inc.	675,180	14,131,517
*	Knowles Corp.	1,269,902	20,102,549
#*	KVH Industries, Inc.	170,354	817,699
*	Kyndryl Holdings, Inc.	1,772,329	34,843,988
*	Magnachip Semiconductor Corp.	7,022	35,250
#	Methode Electronics, Inc.	12,629	153,948
#*	Mirion Technologies, Inc.	1,138,532	12,375,843
#*	NETGEAR, Inc.	111,800	1,652,404
*	NetScout Systems, Inc.	1,337,740	25,764,872
*	Optical Cable Corp.	117,105	327,894
	PC Connection, Inc.	644,125	39,916,426
*	Photronics, Inc.	1,170,281	32,077,402
*	Plexus Corp.	293,739	29,670,576
*	Ribbon Communications, Inc.	763,870	2,421,468
#	Richardson Electronics Ltd.	281,148	2,960,488
*	Rogers Corp.	5,744	684,053
*	Sanmina Corp.	1,322,942	80,262,891
*	ScanSource, Inc.	378,786	15,765,073

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*††	Silicon Graphics, Inc.	289,563	$0
	SolarWinds Corp.	278,716	3,071,450
#*††	Superior Telecom, Inc.	29,232	0
#*	Synchronoss Technologies, Inc.	27,672	174,610
	Taitron Components, Inc., Class A	7,394	23,328
#*	Thoughtworks Holding, Inc.	21,010	48,743
*	TransAct Technologies, Inc.	90,160	482,356
*	Trio-Tech International	51,061	316,573
#*	TTM Technologies, Inc.	2,267,396	33,852,222
*	Ultra Clean Holdings, Inc.	196,079	8,201,985
#*	Viasat, Inc.	183,448	2,918,658
#	Vishay Intertechnology, Inc.	2,617,758	60,574,920
*	Vishay Precision Group, Inc.	264,959	8,743,647
#	Xerox Holdings Corp.	1,874,408	24,910,882

TOTAL INFORMATION TECHNOLOGY			1,017,797,221

MATERIALS — (7.7%)
	AdvanSix, Inc.	394,336	9,960,927
	Alcoa Corp.	1,710,119	60,093,582
#	Alpha Metallurgical Resources, Inc.	125,802	41,152,350
*	Alto Ingredients, Inc.	182,200	344,358
*	American Biltrite, Inc.	25	2,431
#	American Vanguard Corp.	597,325	6,803,532
#*	Ampco-Pittsburgh Corp.	3,528	7,232
#*	Arcadium Lithium PLC	271,381	1,194,076
	Arch Resources, Inc.	119,186	18,924,353
#*	Ascent Industries Co.	55,385	568,804
	Ashland, Inc.	721,280	68,759,622
	Avient Corp.	740,372	31,406,580
	Berry Global Group, Inc.	206,792	11,712,699
#	Caledonia Mining Corp. PLC	47,200	463,032
	Carpenter Technology Corp.	1,018,558	87,290,421
*	Clearwater Paper Corp.	244,129	10,995,570
#*	Coeur Mining, Inc.	2,918,172	13,190,137
	Commercial Metals Co.	1,935,823	104,031,128
*	Core Molding Technologies, Inc.	148,824	2,681,808
*	Ecovyst, Inc.	1,247,879	11,767,499
	Element Solutions, Inc.	3,805,131	88,012,680
#	Ferroglobe PLC	380,758	1,998,980
	Fortitude Gold Corp.	40,459	198,249
	Friedman Industries, Inc.	176,781	3,434,855
	Greif, Inc., Class A	585,420	35,874,538
	Greif, Inc., Class B	28,041	1,752,002
	Haynes International, Inc.	224,383	13,496,637
	HB Fuller Co.	168,297	12,573,469
#	Hecla Mining Co.	9,920,626	46,924,561
	Huntsman Corp.	2,631,597	62,789,904
	Innospec, Inc.	8,209	985,080
#*	Intrepid Potash, Inc.	195,782	3,939,134
#	Kaiser Aluminum Corp.	83,086	7,518,452
*	Knife River Corp.	170,261	13,312,708
	Koppers Holdings, Inc.	181,808	9,323,114
#	Kronos Worldwide, Inc.	561,775	6,432,324
#*	LSB Industries, Inc.	245,924	2,287,093
	Materion Corp.	241,283	27,733,068
#	Mativ Holdings, Inc.	20,130	367,574
#	Mercer International, Inc.	817,932	8,285,651
#*	Metallus, Inc.	845,253	17,378,402
	Minerals Technologies, Inc.	479,893	34,979,401

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Nexa Resources SA	119,467	$870,914
*	O-I Glass, Inc.	1,147,102	17,160,646
#	Olympic Steel, Inc.	239,610	15,232,008
	Pactiv Evergreen, Inc.	356,860	5,438,546
#*	Perimeter Solutions SA	314,636	2,202,452
	Radius Recycling, Inc.	610,916	10,642,157
#	Ramaco Resources, Inc., Class A	112,110	1,757,885
	Ramaco Resources, Inc., Class B	5,650	62,772
*	Ranpak Holdings Corp.	345,224	2,499,422
*	Rayonier Advanced Materials, Inc.	812,076	3,029,044
#††	Resolute Forest Products, Inc.	1,372,760	1,949,319
	Ryerson Holding Corp.	426,844	12,186,396
	Stepan Co.	118,804	9,859,544
*	Summit Materials, Inc., Class A	1,065,911	41,463,938
	SunCoke Energy, Inc.	2,041,389	21,046,721
	Tredegar Corp.	76,342	487,062
#	TriMas Corp.	586,269	15,237,131
#	Tronox Holdings PLC	2,483,090	42,187,699
#	U.S. Steel Corp.	2,597,186	94,797,289
*	Universal Stainless & Alloy Products, Inc.	135,723	3,549,156
	Warrior Met Coal, Inc.	380,293	25,993,027
*»	Webco Industries, Inc.	5,531	967,953
	Worthington Steel, Inc.	300,742	9,259,846

TOTAL MATERIALS			1,218,828,944

REAL ESTATE — (0.9%)
#*	AMREP Corp.	13,071	265,132
#*	Anywhere Real Estate, Inc.	846,275	4,112,896
*	Cushman & Wakefield PLC	811,813	7,833,995
*	Five Point Holdings LLC, Class A	8,813	25,029
*	Forestar Group, Inc.	573,035	17,758,355
*	FRP Holdings, Inc.	162,206	4,916,464
*	Howard Hughes Holdings, Inc.	732,230	47,712,107
*	Jones Lang LaSalle, Inc.	175,757	31,759,290
#	Kennedy-Wilson Holdings, Inc.	551,562	4,737,918
#	Marcus & Millichap, Inc.	120,341	3,811,199
	Newmark Group, Inc., Class A	709,084	6,785,934
	RE/MAX Holdings, Inc., Class A	242,246	1,700,567
#*	Stratus Properties, Inc.	107,816	2,445,267
*	Tejon Ranch Co.	410,253	6,884,045

TOTAL REAL ESTATE			140,748,198

UTILITIES — (0.3%)
#	Brookfield Infrastructure Corp., Class A	1,126,177	34,314,613
#	Genie Energy Ltd., Class B	24,883	380,461
	New Jersey Resources Corp.	330,243	14,428,317
#	Ormat Technologies, Inc.	41,592	2,654,817

TOTAL UTILITIES			51,778,208

TOTAL COMMON STOCKS			14,555,144,280

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	7,543	167,756

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	167,728	$4,426,342

	TOTAL PREFERRED STOCKS		4,594,098

	TOTAL INVESTMENT SECURITIES (Cost $9,996,151,707)		14,559,738,378

	TEMPORARY CASH INVESTMENTS — (2.6%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	407,039,495	407,039,495

	SECURITIES LENDING COLLATERAL — (4.9%)
@§	The DFA Short Term Investment Fund	67,079,579	775,976,572

	TOTAL INVESTMENTS — (100.0%) (Cost $11,179,186,492)		$15,742,754,445

As of April 30, 2024, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,448	06/21/24	$366,222,912	$366,850,800	$627,888

Total Futures Contracts			$366,222,912	$366,850,800	$627,888

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$312,182,300	—	—	$312,182,300
Consumer Discretionary	2,289,057,279	$351,708	—	2,289,408,987
Consumer Staples	604,406,096	1,414,778	—	605,820,874
Energy	1,736,316,617	—	—	1,736,316,617
Financials	3,668,818,827	383,082	—	3,669,201,909
Health Care	603,625,637	—	$1,459,360	605,084,997
Industrials	2,907,872,542	103,483	—	2,907,976,025
Information Technology	1,017,797,221	—	—	1,017,797,221
Materials	1,215,911,672	967,953	1,949,319	1,218,828,944
Real Estate	140,748,198	—	—	140,748,198
Utilities	51,778,208	—	—	51,778,208
Preferred Stocks
Communication Services	167,756	—	—	167,756
Industrials	4,426,342	—	—	4,426,342
Temporary Cash Investments	407,039,495	—	—	407,039,495
Securities Lending Collateral	—	775,976,572	—	775,976,572

Total Investments in Securities	$14,960,148,190	$779,197,576	$3,408,679<>	$15,742,754,445

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$627,888	—	—	$627,888

Total Financial Instruments	$627,888	—	—	$627,888

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (7.2%)
#*††	Akazoo SA	1,631	$0
*	Alphabet, Inc., Class A	2,905,839	473,012,472
*	Alphabet, Inc., Class C	2,559,387	421,377,476
#*	AMC Networks, Inc., Class A	13,768	146,216
*	Angi, Inc.	73,469	155,020
#*	Anterix, Inc.	18,440	581,229
	AT&T, Inc.	2,615,382	44,173,802
#*	Atlanta Braves Holdings, Inc., Class A	15,003	605,221
*	Atlanta Braves Holdings, Inc., Class C	55,951	2,094,246
	ATN International, Inc.	12,446	237,470
*	Bandwidth, Inc., Class A	50,501	919,118
#*	Boston Omaha Corp., Class A	39,153	604,522
*	Bumble, Inc., Class A	69,416	701,102
#	Cable One, Inc.	7,863	3,096,843
#*	Cardlytics, Inc.	42,712	523,222
*	Cargurus, Inc.	99,950	2,244,877
*	Cars.com, Inc.	166,237	2,777,820
#*	Charter Communications, Inc., Class A	97,492	24,952,102
#*	Cinemark Holdings, Inc.	157,357	2,697,099
	Comcast Corp., Class A	3,950,603	150,557,480
*	Consolidated Communications Holdings, Inc.	169,647	732,875
*	DHI Group, Inc.	775,296	1,814,193
#*	EchoStar Corp., Class A	197,041	3,150,686
	Electronic Arts, Inc.	155,923	19,774,155
#*	Emerald Holding, Inc.	18,652	107,249
#	Endeavor Group Holdings, Inc., Class A	140,373	3,707,251
#	Entravision Communications Corp., Class A	121,873	254,715
*	Eventbrite, Inc., Class A	58,679	309,825
*	EW Scripps Co., Class A	75,506	283,903
	Fox Corp., Class A	157,984	4,899,084
	Fox Corp., Class B	61,900	1,775,292
#*	Frontier Communications Parent, Inc.	200,783	4,646,119
*	Gambling.com Group Ltd.	5,258	45,482
*	Gannett Co., Inc.	135,661	328,300
»	GCI Liberty, Inc.	165,070	149,296
#*	Gogo, Inc.	81,391	737,402
	Gray Television, Inc.	79,299	455,969
	Gray Television, Inc., Class A	600	4,704
*	Harte Hanks, Inc.	2,554	18,236
	IDT Corp., Class B	178,200	6,333,228
*	IMAX Corp.	36,294	581,067
*	Integral Ad Science Holding Corp.	132,801	1,273,562
	Interpublic Group of Cos., Inc.	682,571	20,777,461
	Iridium Communications, Inc.	209,946	6,464,237
	John Wiley & Sons, Inc., Class A	29,756	1,117,933
	John Wiley & Sons, Inc., Class B	2,261	81,633
#*	Lee Enterprises, Inc.	5,611	69,464
*	Liberty Broadband Corp., Class A	9,694	485,960
*	Liberty Broadband Corp., Class C	96,897	4,818,688
*	Liberty Global Ltd., Class A	14,525	230,875
#*	Liberty Global Ltd., Class C	43,842	717,694
*	Liberty Latin America Ltd., Class A	132,386	999,514
*	Liberty Latin America Ltd., Class C	254,789	1,921,109

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One, Class A	18,244	$1,136,054
*	Liberty Media Corp.-Liberty Formula One, Class C	163,723	11,455,698
*	Liberty Media Corp.-Liberty Live, Class A	20,487	734,664
*	Liberty Media Corp.-Liberty Live, Class C	55,388	2,067,080
*	Liberty Media Corp.-Liberty SiriusXM, Class A	16,704	401,898
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,055	410,343
*	Lions Gate Entertainment Corp., Class A	236,648	2,387,778
*	Lions Gate Entertainment Corp., Class B	446,399	4,209,543
#*	Live Nation Entertainment, Inc.	139,583	12,410,324
*	Madison Square Garden Entertainment Corp.	42,724	1,672,645
*	Madison Square Garden Sports Corp.	11,841	2,201,479
#*	Magnite, Inc.	303,286	2,678,015
#	Marcus Corp.	36,307	473,443
*	Match Group, Inc.	168,807	5,202,632
	Meta Platforms, Inc., Class A	1,273,355	547,759,120
*	Netflix, Inc.	170,109	93,668,820
	New York Times Co., Class A	270,403	11,635,441
	News Corp., Class A	389,294	9,265,197
#	News Corp., Class B	207,046	5,080,909
#	Nexstar Media Group, Inc.	91,493	14,644,370
	Omnicom Group, Inc.	284,891	26,449,280
*	Ooma, Inc.	1,045	7,378
	Paramount Global, Class A	15,306	316,681
	Paramount Global, Class B	145,713	1,659,671
*	Pinterest, Inc., Class A	88,608	2,963,938
	Playtika Holding Corp.	47,899	347,268
*	PubMatic, Inc., Class A	87,542	1,964,442
#*	QuinStreet, Inc.	52,285	945,836
#*	Reading International, Inc., Class A	66,563	112,491
#*	Reservoir Media, Inc.	10,823	96,866
*	ROBLOX Corp., Class A	73,134	2,600,645
#*	Roku, Inc.	81,063	4,674,093
	Saga Communications, Inc., Class A	8,767	199,800
	Scholastic Corp.	37,573	1,338,350
	Shenandoah Telecommunications Co.	105,144	1,347,946
#	Shutterstock, Inc.	25,227	1,077,445
#	Sinclair, Inc.	68,681	844,776
#	Sirius XM Holdings, Inc.	860,794	2,530,734
*	Snap, Inc., Class A	155,041	2,333,367
#*	Sphere Entertainment Co.	54,517	2,118,531
	Spok Holdings, Inc.	43,687	674,964
*	Spotify Technology SA	37,527	10,524,072
#*	Stagwell, Inc.	177,122	1,053,876
*	Take-Two Interactive Software, Inc.	141,181	20,162,059
*	TechTarget, Inc.	44,033	1,210,907
	TEGNA, Inc.	282,397	3,851,895
	Telephone & Data Systems, Inc.	100,601	1,574,406
*	Thryv Holdings, Inc.	50,566	1,163,524
#	TKO Group Holdings, Inc.	73,691	6,976,327
	T-Mobile U.S., Inc.	362,688	59,542,489
	Townsquare Media, Inc., Class A	28,652	345,830
*	Trade Desk, Inc., Class A	145,577	12,061,054
*	Travelzoo	40,759	363,163
#*	TripAdvisor, Inc.	92,361	2,431,865
*	TrueCar, Inc.	164,406	434,032
#*	U.S. Cellular Corp.	56,532	2,055,503
*	Urban One, Inc.	121,326	188,055
	Verizon Communications, Inc.	3,523,916	139,159,443
*	Vimeo, Inc.	205,454	737,580

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Walt Disney Co.	813,577	$90,388,405
*	Warner Bros Discovery, Inc.	746,921	5,497,339
#	Warner Music Group Corp., Class A	10,591	349,503
#*	WideOpenWest, Inc.	69,539	248,254
*	Yelp, Inc.	59,739	2,403,897
*	Zedge, Inc., Class B	7,377	17,705
*	Ziff Davis, Inc.	56,814	2,846,949
*	ZipRecruiter, Inc., Class A	39,373	404,754
*	ZoomInfo Technologies, Inc.	220,625	3,499,112

TOTAL COMMUNICATION SERVICES			2,374,116,451

CONSUMER DISCRETIONARY — (10.4%)
#*	1-800-Flowers.com, Inc., Class A	49,427	448,303
#*	1stdibs.com, Inc.	4,758	27,216
	Aaron’s Co., Inc.	36,020	248,898
*	Abercrombie & Fitch Co., Class A	118,790	14,435,361
	Academy Sports & Outdoors, Inc.	78,485	4,575,675
#	Acushnet Holdings Corp.	122,824	7,489,808
*	Adient PLC	57,925	1,730,220
	ADT, Inc.	453,567	2,948,185
*	Adtalem Global Education, Inc.	101,505	5,036,678
#	Advance Auto Parts, Inc.	37,591	2,743,391
*	Airbnb, Inc., Class A	112,156	17,784,577
*	Amazon.com, Inc.	4,523,073	791,537,775
#	AMCON Distributing Co.	377	55,741
*	American Axle & Manufacturing Holdings, Inc.	180,521	1,325,024
	American Eagle Outfitters, Inc.	346,698	8,410,893
*	American Outdoor Brands, Inc.	31,272	244,547
*	American Public Education, Inc.	32,259	446,142
#*	America’s Car-Mart, Inc.	13,791	789,397
*	Aptiv PLC	152,300	10,813,300
	Aramark	327,277	10,312,498
#	Arhaus, Inc.	37,007	468,509
	Ark Restaurants Corp.	3,088	42,861
#	Arko Corp.	19,207	82,590
#*	Asbury Automotive Group, Inc.	41,573	8,740,308
	Autoliv, Inc.	176,591	21,153,836
#*	AutoNation, Inc.	112,335	18,102,785
*	AutoZone, Inc.	8,138	24,059,183
#*	Barnes & Noble Education, Inc.	72,383	14,723
	Bassett Furniture Industries, Inc.	10,823	151,306
	Bath & Body Works, Inc.	155,937	7,082,659
*	Beazer Homes USA, Inc.	61,898	1,735,001
	Best Buy Co., Inc.	351,343	25,872,899
*	Beyond, Inc.	40,222	809,669
#	Big 5 Sporting Goods Corp.	170,565	603,800
#	Big Lots, Inc.	23,737	83,554
#*	Biglari Holdings, Inc., Class A	309	308,954
*	Biglari Holdings, Inc., Class B	3,890	766,758
*	BJ’s Restaurants, Inc.	38,663	1,260,027
#	Bloomin’ Brands, Inc.	141,477	3,648,692
	Booking Holdings, Inc.	15,960	55,094,399
#*	Boot Barn Holdings, Inc.	62,822	6,688,658
	BorgWarner, Inc.	253,778	8,316,305
#	Bowlero Corp., Class A	13,832	162,526
	Boyd Gaming Corp.	41,929	2,243,621
*	Bright Horizons Family Solutions, Inc.	70,176	7,277,953
*	Brinker International, Inc.	66,820	3,581,552
	Brunswick Corp.	145,834	11,760,054

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Buckle, Inc.	63,932	$2,390,417
#	Build-A-Bear Workshop, Inc.	37,650	1,135,524
*	Burlington Stores, Inc.	30,146	5,424,471
*	Caesars Entertainment, Inc.	134,766	4,827,318
#	Caleres, Inc.	91,179	3,358,123
#	Camping World Holdings, Inc., Class A	39,647	803,645
*	Capri Holdings Ltd.	7,151	253,717
#*	CarMax, Inc.	206,378	14,027,513
*	Carnival Corp.	315,614	4,677,399
*	CarParts.com, Inc.	88,692	109,091
	Carriage Services, Inc.	36,377	930,524
	Carrols Restaurant Group, Inc.	8,903	84,757
	Carter’s, Inc.	59,650	4,080,656
#*	Carvana Co.	62,273	5,163,677
	Cato Corp., Class A	23,990	115,632
#*	Cavco Industries, Inc.	15,131	5,510,862
	Century Communities, Inc.	70,527	5,594,202
#	Cheesecake Factory, Inc.	106,271	3,668,475
*	Chegg, Inc.	103,039	532,712
#*	Children’s Place, Inc.	17,236	119,963
*	Chipotle Mexican Grill, Inc.	13,150	41,548,740
	Choice Hotels International, Inc.	60,898	7,201,797
	Churchill Downs, Inc.	71,300	9,197,700
#*	Chuy’s Holdings, Inc.	32,741	964,550
#*	Citi Trends, Inc.	21,388	458,559
#	Clarus Corp.	25,557	161,776
#	Columbia Sportswear Co.	111,496	8,878,426
#*	Conn’s, Inc.	14,123	49,854
*	Container Store Group, Inc.	98,119	82,616
*	Cooper-Standard Holdings, Inc.	7,910	122,051
*	Coursera, Inc.	100,847	1,030,656
#	Cracker Barrel Old Country Store, Inc.	17,384	1,011,575
#	Cricut, Inc., Class A	6,215	33,064
*	Crocs, Inc.	68,289	8,493,103
#	Crown Crafts, Inc.	10,832	55,243
*	Culp, Inc.	23,254	106,038
	Dana, Inc.	160,446	1,994,344
#	Darden Restaurants, Inc.	136,985	21,014,869
*	Dave & Buster’s Entertainment, Inc.	40,145	2,143,743
*	Deckers Outdoor Corp.	21,434	17,543,086
*	Delta Apparel, Inc.	17,018	39,992
*	Denny’s Corp.	46,060	369,401
	Designer Brands, Inc., Class A	117,981	1,096,043
#*	Destination XL Group, Inc.	95,055	305,127
#	Dick’s Sporting Goods, Inc.	121,465	24,407,177
#	Dillard’s, Inc., Class A	22,573	9,886,748
#	Dine Brands Global, Inc.	10,793	475,971
	Domino’s Pizza, Inc.	21,043	11,137,429
*	DoorDash, Inc., Class A	122,416	15,823,492
*	Dorman Products, Inc.	51,956	4,543,552
	DR Horton, Inc.	268,392	38,243,176
*	DraftKings, Inc., Class A	158,220	6,575,623
#*	Dream Finders Homes, Inc., Class A	14,772	524,406
*	Duluth Holdings, Inc., Class B	25,127	105,785
*	Duolingo, Inc.	306	69,080
*	Dutch Bros, Inc., Class A	11,581	326,121
	eBay, Inc.	580,318	29,909,590
*	El Pollo Loco Holdings, Inc.	45,638	388,836
	Escalade, Inc.	24,025	299,351

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Ethan Allen Interiors, Inc.	56,389	$1,592,425
*	Etsy, Inc.	81,324	5,584,519
#*	European Wax Center, Inc., Class A	1,713	20,145
*	Expedia Group, Inc.	53,396	7,188,703
#*	Figs, Inc., Class A	157,864	806,685
#*	First Watch Restaurant Group, Inc.	114,105	2,911,960
#*	Five Below, Inc.	84,265	12,331,340
	Flanigan’s Enterprises, Inc.	1,100	28,886
	Flexsteel Industries, Inc.	11,820	389,587
#*	Floor & Decor Holdings, Inc., Class A	163,679	18,058,704
#	Foot Locker, Inc.	83,434	1,739,599
	Ford Motor Co.	2,119,717	25,754,562
*	Fox Factory Holding Corp.	62,549	2,434,407
*	Frontdoor, Inc.	84,680	2,598,829
#*	Full House Resorts, Inc.	1,684	8,588
#*	Funko, Inc., Class A	39,664	241,554
*	GameStop Corp., Class A	98,479	1,092,132
#	Gap, Inc.	436,511	8,957,206
	Garmin Ltd.	179,618	25,949,412
*	Garrett Motion, Inc.	112,515	1,075,643
	General Motors Co.	638,331	28,424,879
*	Genesco, Inc.	13,583	343,786
	Gentex Corp.	432,433	14,832,452
*	Gentherm, Inc.	51,034	2,580,789
	Genuine Parts Co.	150,801	23,707,425
*	G-III Apparel Group Ltd.	119,162	3,354,410
#*	Good Times Restaurants, Inc.	689	1,840
*	Goodyear Tire & Rubber Co.	303,337	3,627,911
#*	GoPro, Inc., Class A	166,565	288,157
	Graham Holdings Co., Class B	7,724	5,417,382
*	Grand Canyon Education, Inc.	60,377	7,850,218
*	Green Brick Partners, Inc.	14,320	775,142
#	Group 1 Automotive, Inc.	40,340	11,860,767
#*	GrowGeneration Corp.	55,048	164,594
#	Guess?, Inc.	145,183	3,888,001
#	H&R Block, Inc.	203,394	9,606,299
	Hamilton Beach Brands Holding Co., Class A	17,781	361,666
#*	Hanesbrands, Inc.	390,447	1,780,438
#	Harley-Davidson, Inc.	115,455	3,970,497
	Hasbro, Inc.	150,373	9,217,865
#	Haverty Furniture Cos., Inc.	39,090	1,203,972
	Haverty Furniture Cos., Inc., Class A	1,608	45,740
#*	Helen of Troy Ltd.	42,759	3,964,187
#	Hibbett, Inc.	35,730	3,081,355
*	Hilton Grand Vacations, Inc.	94,290	3,926,236
	Hilton Worldwide Holdings, Inc.	165,906	32,729,936
*	Holley, Inc.	19,857	79,825
	Home Depot, Inc.	578,985	193,508,367
#	Hooker Furnishings Corp.	26,448	449,616
*	Hovnanian Enterprises, Inc., Class A	99	14,635
	Hyatt Hotels Corp., Class A	73,948	11,002,723
#	Installed Building Products, Inc.	55,478	13,077,829
	International Game Technology PLC	41,102	811,353
*	J Jill, Inc.	933	23,250
	Jack in the Box, Inc.	33,995	1,940,095
*	JAKKS Pacific, Inc.	11,137	210,601
	Jerash Holdings U.S., Inc.	2,842	8,810
	Johnson Outdoors, Inc., Class A	19,099	783,250
#	KB Home	105,351	6,822,531

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Kohl’s Corp.	61,695	$1,476,978
#	Kontoor Brands, Inc.	73,560	4,565,134
*	Koss Corp.	37	86
#	Krispy Kreme, Inc.	73,277	926,954
#*	Kura Sushi USA, Inc., Class A	8,383	922,801
#	Lakeland Industries, Inc.	22,183	367,129
*	Lands’ End, Inc.	33,957	464,532
#*	Landsea Homes Corp.	16,604	191,776
	Las Vegas Sands Corp.	190,048	8,430,529
	Laureate Education, Inc.	103,854	1,505,883
*††	Lazare Kaplan International, Inc.	1,600	0
#	La-Z-Boy, Inc.	96,895	3,182,032
*	Lazydays Holdings, Inc.	2,974	10,528
#	LCI Industries	54,831	5,701,327
	Lear Corp.	113,923	14,339,488
*	Legacy Housing Corp.	6,389	130,144
	Leggett & Platt, Inc.	107,797	1,947,892
	Lennar Corp., Class A	263,561	39,961,119
	Lennar Corp., Class B	21,010	2,949,594
#	Levi Strauss & Co., Class A	69,348	1,471,565
*	LGI Homes, Inc.	48,714	4,380,850
#*	Life Time Group Holdings, Inc.	77,635	1,060,494
	Lifetime Brands, Inc.	54,215	495,525
*	Light & Wonder, Inc.	132,363	11,814,721
*	Lincoln Educational Services Corp.	34,986	372,951
#*	Lindblad Expeditions Holdings, Inc.	700	5,138
	Lithia Motors, Inc.	42,762	10,877,798
*	Live Ventures, Inc.	1,259	32,155
	LKQ Corp.	280,798	12,110,818
#*	LL Flooring Holdings, Inc.	32,553	51,434
#*	Lovesac Co.	16,925	375,396
	Lowe’s Cos., Inc.	329,483	75,118,829
#*	Lucid Group, Inc.	330,377	842,461
*	Lululemon Athletica, Inc.	64,632	23,306,299
*	M/I Homes, Inc.	45,749	5,316,949
	Macy’s, Inc.	422,011	7,777,663
*	Malibu Boats, Inc., Class A	51,154	1,740,259
	Marine Products Corp.	25,388	272,921
*	MarineMax, Inc.	18,154	447,859
	Marriott International, Inc., Class A	181,015	42,743,072
	Marriott Vacations Worldwide Corp.	61,098	5,872,129
*	MasterCraft Boat Holdings, Inc.	35,274	713,593
*	Mattel, Inc.	353,682	6,479,454
	McDonald’s Corp.	392,232	107,095,025
	Meritage Homes Corp.	85,142	14,111,435
*	MGM Resorts International	252,492	9,958,284
#*	Mister Car Wash, Inc.	17,362	116,152
#*	Modine Manufacturing Co.	108,068	10,010,339
*	Mohawk Industries, Inc.	44,397	5,119,862
	Monarch Casino & Resort, Inc.	6,425	435,422
#	Monro, Inc.	68,365	1,862,946
*	Motorcar Parts of America, Inc.	8,454	48,019
#	Movado Group, Inc.	31,584	804,444
#*	Mullen Automotive, Inc.	1,120	7,045
	Murphy USA, Inc.	54,583	22,587,537
	Nathan’s Famous, Inc.	8,181	528,574
*	National Vision Holdings, Inc.	94,277	1,642,305
*	Nephros, Inc.	1,951	4,429
	Newell Brands, Inc.	143,612	1,140,279

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	NIKE, Inc., Class B	653,823	$60,321,710
	Nobility Homes, Inc.	1,105	37,156
#	Nordstrom, Inc.	241,852	4,597,607
#*	Norwegian Cruise Line Holdings Ltd.	38,791	733,926
*	NVR, Inc.	4,465	33,214,465
*	ODP Corp.	76,988	3,919,459
*	Ollie’s Bargain Outlet Holdings, Inc.	106,876	7,816,911
#*	ONE Group Hospitality, Inc.	54,431	291,750
*	OneSpaWorld Holdings Ltd.	98,362	1,251,165
#*	OneWater Marine, Inc., Class A	12,362	256,017
*	O’Reilly Automotive, Inc.	27,322	27,684,290
#	Oxford Industries, Inc.	37,178	4,007,045
#	Papa John’s International, Inc.	53,884	3,324,104
#	Patrick Industries, Inc.	57,720	6,031,163
#*	Penn Entertainment, Inc.	113,225	1,872,741
#	Penske Automotive Group, Inc.	131,632	20,127,849
	Perdoceo Education Corp.	151,914	2,780,026
#	PetMed Express, Inc.	9,278	36,648
	Phinia, Inc.	82,276	3,208,764
*	Planet Fitness, Inc., Class A	118,732	7,104,923
*	Playa Hotels & Resorts NV	287,594	2,588,346
*	PlayAGS, Inc.	2,831	25,026
	Polaris, Inc.	122,184	10,405,189
	Pool Corp.	30,526	11,066,591
*	Portillo’s, Inc., Class A	31,640	387,906
*	Potbelly Corp.	23,416	238,609
	PulteGroup, Inc.	343,166	38,235,556
	PVH Corp.	76,894	8,366,067
	Ralph Lauren Corp.	40,383	6,608,274
*	Rave Restaurant Group, Inc.	4,521	9,268
#	RCI Hospitality Holdings, Inc.	8,400	426,384
#*	Red Robin Gourmet Burgers, Inc.	2,317	17,493
	Red Rock Resorts, Inc., Class A	70,239	3,731,096
*	Restoration Hardware, Inc.	21,751	5,373,585
#*	Revolve Group, Inc.	38,455	765,639
	Rocky Brands, Inc.	11,872	305,941
	Ross Stores, Inc.	287,335	37,224,249
#*	Royal Caribbean Cruises Ltd.	129,019	18,014,923
*	Sally Beauty Holdings, Inc.	119,549	1,297,107
	Service Corp. International	233,460	16,741,417
*	Shake Shack, Inc., Class A	35,065	3,711,630
#	SharkNinja, Inc.	17,651	1,134,606
#	Shoe Carnival, Inc.	61,692	2,062,980
	Signet Jewelers Ltd.	107,623	10,550,283
#*	Six Flags Entertainment Corp.	88,294	2,081,973
*	Skechers USA, Inc., Class A	264,752	17,486,870
*	Skyline Champion Corp.	96,528	7,238,635
*	Sleep Number Corp.	23,816	316,991
	Smith & Wesson Brands, Inc.	98,451	1,670,713
#	Sonic Automotive, Inc., Class A	99,885	5,777,348
*	Sonos, Inc.	79,579	1,344,885
#*	Sportsman’s Warehouse Holdings, Inc.	76,266	244,051
	Standard Motor Products, Inc.	28,251	906,857
	Starbucks Corp.	610,287	54,004,297
#	Steven Madden Ltd.	145,902	5,895,900
#*	Stitch Fix, Inc., Class A	125,658	266,395
*	Stoneridge, Inc.	62,594	937,658
	Strategic Education, Inc.	39,673	4,556,047
*	Strattec Security Corp.	5,496	125,089

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stride, Inc.	91,908	$6,134,859
	Superior Group of Cos., Inc.	43,033	700,147
*	Superior Industries International, Inc.	54,490	203,793
#*	Sweetgreen, Inc., Class A	145,042	3,259,094
#*	Sypris Solutions, Inc.	8	11
*»	Tandy Leather Factory, Inc.	2,202	10,460
	Tapestry, Inc.	259,360	10,353,651
*	Taylor Morrison Home Corp.	276,183	15,469,010
	Tempur Sealy International, Inc.	205,029	10,263,752
*	Tesla, Inc.	639,441	117,196,746
	Texas Roadhouse, Inc.	111,420	17,914,108
	Thor Industries, Inc.	98,714	9,814,146
*	Tile Shop Holdings, Inc.	31,520	211,814
#*	Tilly’s, Inc., Class A	53,216	323,021
	TJX Cos., Inc.	756,801	71,207,406
	Toll Brothers, Inc.	212,223	25,277,882
*	TopBuild Corp.	44,281	17,919,192
#*	Topgolf Callaway Brands Corp.	217,598	3,485,920
#	Tractor Supply Co.	113,013	30,861,590
	Travel & Leisure Co.	121,603	5,294,595
*	Tri Pointe Homes, Inc.	267,910	9,872,483
*	Ulta Beauty, Inc.	45,761	18,525,883
*	Under Armour, Inc., Class A	122,823	826,599
#*	Under Armour, Inc., Class C	258,006	1,682,199
*	Unifi, Inc.	33,334	199,004
*	United Parks & Resorts, Inc.	97,387	4,949,207
*	Universal Electronics, Inc.	7,176	81,017
*	Universal Technical Institute, Inc.	70,433	1,071,990
	Upbound Group, Inc.	90,578	2,808,824
*	Urban Outfitters, Inc.	219,639	8,557,135
#	Vail Resorts, Inc.	36,055	6,827,735
*	Valvoline, Inc.	153,819	6,540,384
*	Vera Bradley, Inc.	41,333	272,384
#	VF Corp.	158,932	1,980,293
#*	Victoria’s Secret & Co.	53,205	937,472
#*	Vince Holding Corp.	1,836	3,654
*	Vista Outdoor, Inc.	143,260	5,026,993
*	Visteon Corp.	45,101	4,989,524
#*	VOXX International Corp.	65,868	388,621
#*	Warby Parker, Inc., Class A	116,900	1,372,406
	Wendy’s Co.	363,034	7,257,050
	Weyco Group, Inc.	14,654	430,095
	Whirlpool Corp.	56,000	5,312,160
#	Williams-Sonoma, Inc.	117,783	33,777,809
#	Wingstop, Inc.	37,504	14,431,164
	Winmark Corp.	3,616	1,299,301
	Winnebago Industries, Inc.	60,549	3,728,607
#	Wolverine World Wide, Inc.	53,503	574,622
	Worthington Enterprises, Inc.	90,166	5,153,889
	Wyndham Hotels & Resorts, Inc.	101,410	7,454,649
	Wynn Resorts Ltd.	67,385	6,175,835
#*	XPEL, Inc.	9,862	518,248
*	YETI Holdings, Inc.	56,858	2,030,968
	Yum! Brands, Inc.	172,941	24,427,916
*	Zumiez, Inc.	31,485	541,542

TOTAL CONSUMER DISCRETIONARY			3,428,362,702

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (5.8%)
	Albertsons Cos., Inc., Class A	258,735	$5,278,194
#	Alico, Inc.	18,991	530,039
	Altria Group, Inc.	782,547	34,283,384
	Andersons, Inc.	72,828	4,001,170
#	B&G Foods, Inc.	33,715	374,237
*	BellRing Brands, Inc.	199,439	11,003,050
*	BJ’s Wholesale Club Holdings, Inc.	191,460	14,298,233
*	Boston Beer Co., Inc., Class A	12,086	3,364,863
*	Bridgford Foods Corp.	5,919	62,505
#	Brown-Forman Corp., Class A	52,700	2,585,989
	Brown-Forman Corp., Class B	225,181	10,774,911
	Bunge Global SA	176,791	17,990,252
	Calavo Growers, Inc.	38,258	1,031,053
	Cal-Maine Foods, Inc.	75,154	4,158,271
	Campbell Soup Co.	162,423	7,424,355
	Casey’s General Stores, Inc.	68,526	21,899,539
#*	Celsius Holdings, Inc.	69,957	4,985,835
#*	Central Garden & Pet Co.	25,073	1,026,739
*	Central Garden & Pet Co., Class A	118,643	4,203,521
#*	Chefs’ Warehouse, Inc.	45,226	1,496,076
	Church & Dwight Co., Inc.	176,491	19,041,614
	Clorox Co.	106,669	15,773,145
	Coca-Cola Co.	2,283,694	141,063,778
	Coca-Cola Consolidated, Inc.	17,084	14,111,384
	Colgate-Palmolive Co.	461,059	42,380,543
	Conagra Brands, Inc.	187,412	5,768,541
	Constellation Brands, Inc., Class A	86,473	21,917,447
	Costco Wholesale Corp.	244,634	176,845,919
*	Coty, Inc., Class A	721,898	8,258,513
*	Darling Ingredients, Inc.	276,415	11,711,704
	Dole PLC	21,768	264,917
	Dollar General Corp.	147,104	20,475,406
*	Dollar Tree, Inc.	177,797	21,024,495
#*	Duckhorn Portfolio, Inc.	105,576	894,229
	Edgewell Personal Care Co.	47,831	1,799,402
*	elf Beauty, Inc.	82,778	13,453,908
#	Energizer Holdings, Inc.	25,216	724,204
	Estee Lauder Cos., Inc., Class A	123,536	18,123,967
	Flowers Foods, Inc.	395,981	9,875,766
	Fresh Del Monte Produce, Inc.	56,944	1,456,058
*	Fresh Market, Inc.	23,061	0
*	Freshpet, Inc.	46,320	4,913,162
	General Mills, Inc.	471,088	33,192,860
*	Grocery Outlet Holding Corp.	113,214	2,940,168
#*	Hain Celestial Group, Inc.	62,044	380,950
#*	Herbalife Ltd.	48,699	421,246
	Hershey Co.	110,231	21,375,996
*	HF Foods Group, Inc.	14,235	41,566
	Hormel Foods Corp.	170,127	6,049,716
	Ingles Markets, Inc., Class A	37,572	2,695,791
	Ingredion, Inc.	113,515	13,007,684
#	Inter Parfums, Inc.	49,667	5,780,245
	J & J Snack Foods Corp.	25,025	3,435,682
	J M Smucker Co.	75,725	8,697,016
	John B Sanfilippo & Son, Inc.	19,420	1,936,174
	Kellanova	224,243	12,974,700
	Kenvue, Inc.	1,858,904	34,984,573
	Keurig Dr Pepper, Inc.	337,872	11,386,286
	Kimberly-Clark Corp.	198,892	27,154,725
	Kraft Heinz Co.	437,667	16,898,323

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kroger Co.	1,272,898	$70,493,091
	Lamb Weston Holdings, Inc.	125,502	10,459,337
	Lancaster Colony Corp.	41,557	7,929,491
#	Lifevantage Corp.	11,327	69,095
*	Lifeway Foods, Inc.	13,678	279,715
#	Limoneira Co.	38,605	763,607
*	Mama’s Creations, Inc.	5,508	32,718
	Mannatech, Inc.	519	4,412
	McCormick & Co., Inc.	176,036	13,389,298
#	McCormick & Co., Inc.	8,596	649,387
#	Medifast, Inc.	16,165	445,022
#	MGP Ingredients, Inc.	30,287	2,375,712
#*	Mission Produce, Inc.	35,205	399,577
	Molson Coors Beverage Co., Class B	182,461	10,447,717
	Mondelez International, Inc., Class A	577,565	41,550,026
*	Monster Beverage Corp.	300,184	16,044,835
*	National Beverage Corp.	96,017	4,272,757
*	Natural Alternatives International, Inc.	9,699	60,619
	Natural Grocers by Vitamin Cottage, Inc.	50,818	831,382
	Natural Health Trends Corp.	13,193	88,657
*	Nature’s Sunshine Products, Inc.	37,029	720,214
	Nu Skin Enterprises, Inc., Class A	39,316	462,356
	Oil-Dri Corp. of America	9,075	628,444
	PepsiCo, Inc.	977,554	171,961,524
*	Performance Food Group Co.	274,120	18,607,266
	Philip Morris International, Inc.	635,337	60,318,895
*	Pilgrim’s Pride Corp.	192,549	6,935,615
*	Post Holdings, Inc.	145,511	15,445,993
	PriceSmart, Inc.	37,809	3,047,027
	Procter & Gamble Co.	1,494,389	243,884,285
	Reynolds Consumer Products, Inc.	37,551	1,075,085
*	Rocky Mountain Chocolate Factory, Inc.	5,266	19,221
	Seaboard Corp.	729	2,413,070
*	Seneca Foods Corp., Class A	18,887	1,097,146
*»	Seneca Foods Corp., Class B	1,662	97,892
*	Simply Good Foods Co.	139,441	5,082,624
	SpartanNash Co.	45,018	859,394
	Spectrum Brands Holdings, Inc.	65,145	5,333,421
*	Sprouts Farmers Market, Inc.	237,033	15,651,289
	Sysco Corp.	342,238	25,435,128
	Target Corp.	313,394	50,450,166
#	Tootsie Roll Industries, Inc.	43,060	1,279,313
*	TreeHouse Foods, Inc.	62,720	2,355,136
	Turning Point Brands, Inc.	18,237	525,955
	Tyson Foods, Inc., Class A	213,673	12,959,267
*	U.S. Foods Holding Corp.	405,718	20,387,330
*	United Natural Foods, Inc.	129,013	1,152,086
	United-Guardian, Inc.	1,741	14,555
	Universal Corp.	53,232	2,737,722
*	USANA Health Sciences, Inc.	26,838	1,114,314
#	Utz Brands, Inc.	69,161	1,246,973
	Vector Group Ltd.	118,262	1,224,012
#	Village Super Market, Inc., Class A	19,632	549,107
#*	Vita Coco Co., Inc.	45,454	1,101,805
*	Vital Farms, Inc.	31,036	830,523
	Walgreens Boots Alliance, Inc.	158,360	2,807,723
	Walmart, Inc.	2,593,329	153,914,076
#	WD-40 Co.	17,214	3,892,602
#	Weis Markets, Inc.	55,071	3,476,632

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Whole Earth Brands, Inc.	1,200	$5,784
#*	Willamette Valley Vineyards, Inc.	1,470	6,159
#	WK Kellogg Co.	56,060	1,308,440

TOTAL CONSUMER STAPLES			1,927,006,043

ENERGY — (6.2%)
	Adams Resources & Energy, Inc.	3,234	95,403
#*	Amplify Energy Corp.	45,957	324,456
	Antero Midstream Corp.	588,304	8,142,127
*	Antero Resources Corp.	340,017	11,563,978
#	APA Corp.	272,644	8,571,927
	Archrock, Inc.	473,845	9,093,086
	Ardmore Shipping Corp.	105,823	1,772,535
	Baker Hughes Co.	588,091	19,183,528
	Barnwell Industries, Inc.	1,109	3,200
#*	Battalion Oil Corp.	5,434	27,876
	Berry Corp.	114,972	976,112
*	Bristow Group, Inc.	49,961	1,314,474
	Cactus, Inc., Class A	64,311	3,192,398
	California Resources Corp.	105,397	5,571,285
#*	Centrus Energy Corp., Class A	4,260	182,882
#	ChampionX Corp.	120,777	4,054,484
	Cheniere Energy, Inc.	148,356	23,413,544
#	Chesapeake Energy Corp.	132,890	11,944,153
	Chevron Corp.	1,195,783	192,843,924
	Chord Energy Corp.	2,604	460,856
	Civitas Resources, Inc.	11,001	791,632
#*	Clean Energy Fuels Corp.	408,982	948,838
#*	CNX Resources Corp.	455,989	10,724,861
#	Comstock Resources, Inc.	240,339	2,417,810
	ConocoPhillips	1,164,407	146,272,807
	CONSOL Energy, Inc.	72,892	6,032,542
#	Core Laboratories, Inc.	13,752	217,282
	Coterra Energy, Inc.	1,290,117	35,297,601
	Crescent Energy Co., Class A	6,254	66,543
#	CVR Energy, Inc.	123,879	3,763,444
	Delek U.S. Holdings, Inc.	132,001	3,607,587
	Devon Energy Corp.	878,701	44,971,917
	DHT Holdings, Inc.	372,797	4,257,342
	Diamondback Energy, Inc.	220,982	44,446,110
*	DMC Global, Inc.	27,158	430,454
	Dorian LPG Ltd.	104,713	4,326,741
*	Dril-Quip, Inc.	73,514	1,336,485
*	DT Midstream, Inc.	125,340	7,796,148
*	Encore Energy Corp.	5,489	24,207
	Energy Services of America Corp.	14,777	102,257
	EnLink Midstream LLC	550,117	7,547,605
	EOG Resources, Inc.	500,872	66,180,217
#	Epsilon Energy Ltd.	60,463	327,710
	EQT Corp.	355,009	14,232,311
	Equitrans Midstream Corp.	42,732	578,164
#	Evolution Petroleum Corp.	83,704	452,002
	Excelerate Energy, Inc., Class A	2,527	42,605
#*	Expro Group Holdings NV	85,984	1,613,060
	Exxon Mobil Corp.	3,891,009	460,189,634
*	Forum Energy Technologies, Inc.	5,279	98,453
	FutureFuel Corp.	87,340	473,383
*	Geospace Technologies Corp.	19,822	240,837
#*	Green Plains, Inc.	102,986	2,128,721

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Gulf Island Fabrication, Inc.	27,965	$192,959
*	Gulfport Energy Corp.	16,031	2,544,280
*	Hallador Energy Co.	59,390	303,483
	Halliburton Co.	954,687	35,772,122
*	Helix Energy Solutions Group, Inc.	327,697	3,519,466
#	Helmerich & Payne, Inc.	123,338	4,850,884
	Hess Corp.	230,914	36,366,646
	HF Sinclair Corp.	415,328	22,531,544
	International Seaways, Inc.	90,125	4,983,011
	Kinder Morgan, Inc.	1,165,002	21,296,237
#	Kinetik Holdings, Inc.	7,269	278,693
*	Kosmos Energy Ltd.	506,248	2,870,426
#	Liberty Energy, Inc.	360,395	7,928,690
#	Magnolia Oil & Gas Corp., Class A	315,778	7,916,555
#*	Mammoth Energy Services, Inc.	22,885	74,376
	Marathon Oil Corp.	968,121	25,994,049
	Marathon Petroleum Corp.	422,145	76,712,189
	Matador Resources Co.	308,984	19,249,703
*	Mexco Energy Corp.	5,900	73,160
	Murphy Oil Corp.	329,599	14,713,299
#*	Nabors Industries Ltd.	12,138	874,300
	NACCO Industries, Inc., Class A	10,033	276,309
*	Natural Gas Services Group, Inc.	32,924	726,962
*	NCS Multistage Holdings, Inc.	343	5,625
#	New Fortress Energy, Inc.	129,764	3,399,817
*	Newpark Resources, Inc.	171,361	1,189,245
	Noble Corp. PLC	19,227	853,294
#	Nordic American Tankers Ltd.	446,235	1,740,317
#	Northern Oil & Gas, Inc.	155,048	6,324,408
	NOV, Inc.	257,697	4,764,818
	Occidental Petroleum Corp.	698,169	46,176,898
*	Oceaneering International, Inc.	224,425	5,141,577
#*	Oil States International, Inc.	47,455	189,345
	ONEOK, Inc.	489,308	38,714,049
#*	OPAL Fuels, Inc., Class A	2,230	10,436
	Overseas Shipholding Group, Inc., Class A	88,418	537,581
	Ovintiv, Inc.	364,432	18,702,650
*	Par Pacific Holdings, Inc.	144,279	4,443,793
	Patterson-UTI Energy, Inc.	60,756	657,380
	PBF Energy, Inc., Class A	245,199	13,061,751
#	Peabody Energy Corp.	179,682	3,942,223
	Permian Resources Corp.	614,767	10,297,347
	Phillips 66	354,693	50,795,585
#	PHX Minerals, Inc.	57,379	192,220
	Pioneer Natural Resources Co.	241,278	64,980,991
*	PrimeEnergy Resources Corp.	2,817	288,630
*	ProPetro Holding Corp.	105,352	918,669
#	Range Resources Corp.	491,810	17,660,897
#	Ranger Energy Services, Inc.	27,285	268,484
*	REX American Resources Corp.	37,869	2,095,292
#	RPC, Inc.	315,704	2,112,060
#	SandRidge Energy, Inc.	36,068	494,132
	Schlumberger NV	828,297	39,327,542
	Scorpio Tankers, Inc.	136,240	9,585,846
*	SEACOR Marine Holdings, Inc.	53,527	654,100
*	Seadrill Ltd.	11,681	567,113
	Select Water Solutions, Inc.	180,662	1,669,317
	SFL Corp. Ltd.	301,968	4,025,233
#*	SilverBow Resources, Inc.	18,752	576,061

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Sitio Royalties Corp., Class A	18,711	$434,844
	SM Energy Co.	231,309	11,216,173
	Solaris Oilfield Infrastructure, Inc., Class A	26,632	234,628
*	Southwestern Energy Co.	1,871,825	14,019,969
*	Stabilis Solutions, Inc.	2,642	10,859
#*	Talos Energy, Inc.	131,703	1,735,846
	Targa Resources Corp.	242,766	27,689,890
	TechnipFMC PLC	539,026	13,809,846
*	Teekay Corp.	233,482	1,709,088
	Teekay Tankers Ltd., Class A	81,588	4,754,133
*	TETRA Technologies, Inc.	184,999	793,646
	Texas Pacific Land Corp.	2,583	1,488,583
#*	Tidewater, Inc.	78,180	7,180,833
#*	Transocean Ltd.	684,728	3,574,280
#*	U.S. Silica Holdings, Inc.	178,432	2,753,206
#*	Uranium Energy Corp.	434,279	2,931,383
	VAALCO Energy, Inc.	28,738	183,923
*	Valaris Ltd.	97,394	6,336,454
	Valero Energy Corp.	423,534	67,710,381
#*	Vital Energy, Inc.	49,403	2,619,347
#	Vitesse Energy, Inc.	73,416	1,629,101
#	W&T Offshore, Inc.	71,113	160,004
*	Weatherford International PLC	64,453	7,967,680
	Williams Cos., Inc.	1,023,874	39,275,807
	World Kinect Corp.	119,128	2,799,508

TOTAL ENERGY			2,044,103,019

FINANCIALS — (14.5%)
	1st Source Corp.	52,420	2,600,032
#*	Acacia Research Corp.	114,844	559,290
#	ACNB Corp.	14,348	466,884
	Affiliated Managers Group, Inc.	35,352	5,518,447
#*	Affinity Bancshares, Inc.	8,297	138,892
*	Affirm Holdings, Inc.	169,397	5,400,376
	Aflac, Inc.	378,948	31,699,000
#	Alerus Financial Corp.	2,337	46,039
	Allstate Corp.	245,952	41,826,597
	Ally Financial, Inc.	528,777	20,278,598
	Amalgamated Financial Corp.	26,181	642,482
#	A-Mark Precious Metals, Inc.	48,844	1,957,179
*	Ambac Financial Group, Inc.	81,357	1,175,609
	Amerant Bancorp, Inc.	33,710	730,159
*	American Coastal Insurance Corp., Class C	3,892	40,749
	American Express Co.	431,793	101,052,516
	American Financial Group, Inc.	120,375	15,377,906
	American International Group, Inc.	626,222	47,160,779
	Ameriprise Financial, Inc.	123,111	50,695,879
	Ameris Bancorp	139,040	6,601,619
	AMERISAFE, Inc.	28,554	1,302,062
	AmeriServ Financial, Inc.	8,436	20,415
#	Ames National Corp.	12,711	244,687
	Aon PLC, Class A	113,269	31,942,991
	Apollo Global Management, Inc.	156,296	16,939,360
*	Arch Capital Group Ltd.	372,851	34,876,483
	Ares Management Corp., Class A	81,043	10,786,013
	Arrow Financial Corp.	16,228	361,398
	Arthur J Gallagher & Co.	108,245	25,404,019
	Artisan Partners Asset Management, Inc., Class A	77,502	3,172,157
*	AssetMark Financial Holdings, Inc.	10,837	366,399

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp.	272,106	$5,733,273
	Associated Capital Group, Inc., Class A	5,345	173,659
	Assurant, Inc.	86,759	15,130,770
	Assured Guaranty Ltd.	126,709	9,718,580
	Atlantic American Corp.	2,737	5,419
	Atlantic Union Bankshares Corp.	100,901	3,205,625
*	Atlanticus Holdings Corp.	18,425	487,341
	Auburn National BanCorp, Inc.	2,633	48,737
#*	AvidXchange Holdings, Inc.	192,360	2,242,918
	Axis Capital Holdings Ltd.	137,568	8,437,045
*	Axos Financial, Inc.	114,666	5,803,246
#	B Riley Financial, Inc.	4,403	151,463
	Banc of California, Inc.	69,000	944,610
	BancFirst Corp.	61,993	5,527,916
*	Bancorp, Inc.	91,813	2,748,881
	Bank of America Corp.	3,912,477	144,800,774
#	Bank of Hawaii Corp.	36,727	2,082,054
	Bank of Marin Bancorp	18,206	261,438
	Bank of New York Mellon Corp.	467,865	26,429,694
	Bank of NT Butterfield & Son Ltd.	98,948	3,364,232
	Bank of the James Financial Group, Inc.	3,363	34,235
	Bank OZK	147,616	6,591,054
#	Bank7 Corp.	2,632	71,854
	BankFinancial Corp.	40,449	391,142
	BankUnited, Inc.	72,679	1,942,710
#	Bankwell Financial Group, Inc.	10,293	236,018
	Banner Corp.	65,324	2,850,086
	Bar Harbor Bankshares	24,189	606,660
	BayCom Corp.	20,776	410,949
	BCB Bancorp, Inc.	18,223	171,661
*	Berkshire Hathaway, Inc., Class B	954,456	378,661,329
	Berkshire Hills Bancorp, Inc.	88,997	1,897,416
	BGC Group, Inc., Class A	440,515	3,449,232
	BlackRock, Inc.	61,690	46,553,742
	Blackstone, Inc.	209,625	24,444,371
*	Block, Inc.	196,700	14,359,100
#*	Blue Foundry Bancorp	12,399	105,887
*	BM Technologies, Inc.	1,299	2,065
	BOK Financial Corp.	81,414	7,223,864
#	Bread Financial Holdings, Inc.	82,737	3,053,823
#	Bridge Investment Group Holdings, Inc., Class A	21,757	143,161
*	Bridgewater Bancshares, Inc.	20,810	226,413
*	Brighthouse Financial, Inc.	54,012	2,606,079
	Brightsphere Investment Group, Inc.	65,502	1,456,764
	Brookline Bancorp, Inc.	110,918	920,619
	Brown & Brown, Inc.	264,001	21,526,642
#*	BRP Group, Inc., Class A	35,935	957,308
	Business First Bancshares, Inc.	10,475	211,490
*	BV Financial, Inc.	4,641	48,870
	Byline Bancorp, Inc.	25,623	555,250
	C&F Financial Corp.	3,812	149,316
	Cadence Bank	211,537	5,853,229
*	California BanCorp	1,644	35,675
#	Cambridge Bancorp	6,734	413,266
	Camden National Corp.	15,305	477,822
*	Cannae Holdings, Inc.	2,672	51,970
*	Cantaloupe, Inc.	11,909	68,953
	Capital Bancorp, Inc.	5,480	106,312
	Capital City Bank Group, Inc.	34,347	910,882

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capital One Financial Corp.	272,221	$39,044,658
#	Capitol Federal Financial, Inc.	270,165	1,288,687
#	Carlyle Group, Inc.	197,274	8,837,875
*	Carter Bankshares, Inc.	16,261	197,896
#	Cass Information Systems, Inc.	19,890	859,049
#	Cathay General Bancorp	129,800	4,470,312
	CB Financial Services, Inc.	1,493	33,160
	Cboe Global Markets, Inc.	94,710	17,156,716
*»	CCUR Holdings, Inc.	1	2,600
	Central Pacific Financial Corp.	54,366	1,084,058
	CF Bankshares, Inc.	3,263	60,300
	Charles Schwab Corp.	573,157	42,384,960
	Chemung Financial Corp.	6,362	268,254
#	ChoiceOne Financial Services, Inc.	1,826	45,394
	Chubb Ltd.	227,406	56,542,228
	Cincinnati Financial Corp.	131,496	15,212,772
	Citigroup, Inc.	692,112	42,447,229
#	Citizens & Northern Corp.	23,755	405,023
	Citizens Community Bancorp, Inc.	18,370	202,070
	Citizens Financial Group, Inc.	273,213	9,319,295
#*	Citizens, Inc.	39,312	87,666
	City Holding Co.	31,756	3,207,991
	Civista Bancshares, Inc.	24,928	355,972
	CME Group, Inc.	135,048	28,311,463
	CNB Financial Corp.	27,967	531,373
	CNO Financial Group, Inc.	178,117	4,689,821
*	Coastal Financial Corp.	24,281	939,189
	Codorus Valley Bancorp, Inc.	16,457	365,345
#	Cohen & Steers, Inc.	85,298	5,866,796
*	Coinbase Global, Inc., Class A	58,183	11,865,259
	Colony Bankcorp, Inc.	23,761	258,282
#*	Columbia Financial, Inc.	5,103	84,710
	Comerica, Inc.	142,539	7,151,182
	Commerce Bancshares, Inc.	224,639	12,283,261
	Community Bank System, Inc.	81,224	3,510,501
	Community Trust Bancorp, Inc.	53,596	2,251,568
	Community West Bancshares	40,721	699,180
	ConnectOne Bancorp, Inc.	77,930	1,395,726
#*	Consumer Portfolio Services, Inc.	137,807	1,179,628
#	Corebridge Financial, Inc.	8,592	228,204
*	Corpay, Inc.	88,306	26,680,775
	Crawford & Co., Class A	86,071	798,739
	Crawford & Co., Class B	47,570	440,022
*	Credit Acceptance Corp.	21,232	10,907,303
*	CrossFirst Bankshares, Inc.	37,576	453,918
	Cullen/Frost Bankers, Inc.	101,759	10,617,534
*	Customers Bancorp, Inc.	67,545	3,084,780
	CVB Financial Corp.	172,582	2,819,990
	Diamond Hill Investment Group, Inc.	6,074	906,362
#	Dime Community Bancshares, Inc.	45,083	820,511
	Discover Financial Services	274,634	34,804,367
	Donegal Group, Inc., Class A	86,728	1,165,624
#	Donegal Group, Inc., Class B	2,147	27,847
*	Donnelley Financial Solutions, Inc.	63,953	4,014,969
	Eagle Bancorp Montana, Inc.	10,879	139,251
#	Eagle Bancorp, Inc.	73,612	1,361,086
	East West Bancorp, Inc.	200,070	14,903,214
#	Eastern Bankshares, Inc.	24,100	302,696
*	eHealth, Inc.	35,533	152,081

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	61,550	$2,621,414
	Enact Holdings, Inc.	3,358	99,833
#*	Encore Capital Group, Inc.	58,645	2,409,723
*	Enova International, Inc.	84,162	5,094,326
*	Enstar Group Ltd.	32,164	9,339,461
	Enterprise Bancorp, Inc.	14,425	350,527
	Enterprise Financial Services Corp.	44,993	1,710,184
	Equitable Holdings, Inc.	495,360	18,283,738
#	Equity Bancshares, Inc., Class A	23,114	769,927
	Erie Indemnity Co., Class A	38,082	14,572,458
	Esquire Financial Holdings, Inc.	15,296	719,830
	ESSA Bancorp, Inc.	9,594	155,423
	Essent Group Ltd.	174,932	9,266,148
*	Euronet Worldwide, Inc.	71,012	7,291,512
#	Evans Bancorp, Inc.	7,352	188,138
	Evercore, Inc., Class A	70,215	12,744,022
	Everest Group Ltd.	42,252	15,481,555
	EVERTEC, Inc.	112,423	4,219,235
#*	EZCORP, Inc., Class A	133,758	1,468,663
#	F&G Annuities & Life, Inc.	36,363	1,375,249
	FactSet Research Systems, Inc.	32,638	13,606,456
#	Farmers & Merchants Bancorp, Inc.	2,160	44,280
	Farmers National Banc Corp.	27,473	325,006
	FB Financial Corp.	79,592	2,917,047
	Federal Agricultural Mortgage Corp., Class A	1,374	202,692
#	Federal Agricultural Mortgage Corp., Class C	18,152	3,378,632
	Federated Hermes, Inc.	207,946	6,831,026
*	FFBW, Inc.	1,974	25,326
#	Fidelity D&D Bancorp, Inc.	1,322	60,019
	Fidelity National Financial, Inc.	302,183	14,958,058
	Fidelity National Information Services, Inc.	341,352	23,184,628
	Fifth Third Bancorp	628,365	22,910,188
	Financial Institutions, Inc.	34,627	596,277
	Finward Bancorp	1,270	31,102
*	Finwise Bancorp	10,281	109,081
	First American Financial Corp.	180,593	9,674,367
	First BanCorp	464,247	8,008,261
	First Bancorp, Inc.	15,976	352,750
#	First Bancorp/Southern Pines NC	87,924	2,673,769
#	First Bancshares, Inc.	26,745	640,275
	First Bank	22,545	263,326
	First Busey Corp.	102,592	2,291,905
	First Business Financial Services, Inc.	16,313	539,471
#	First Capital, Inc.	3,880	106,700
	First Citizens BancShares, Inc., Class A	21,001	35,423,647
	First Commonwealth Financial Corp.	226,842	2,992,046
	First Community Bankshares, Inc.	34,138	1,132,699
	First Community Corp.	13,022	215,254
	First Financial Bancorp	169,494	3,747,512
#	First Financial Bankshares, Inc.	211,177	6,242,392
	First Financial Corp.	21,968	799,855
	First Financial Northwest, Inc.	14,137	287,971
#	First Foundation, Inc.	64,228	351,969
	First Hawaiian, Inc.	112,025	2,362,607
	First Horizon Corp.	728,194	10,864,654
#	First Internet Bancorp	18,211	565,452
	First Interstate BancSystem, Inc., Class A	89,200	2,381,640
	First Merchants Corp.	52,592	1,757,625
	First Mid Bancshares, Inc.	28,308	876,416

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First National Corp.	1,787	$26,376
	First Northwest Bancorp	17,621	180,615
	First of Long Island Corp.	10,550	99,909
#	First Savings Financial Group, Inc.	2,715	43,521
*	First Seacoast Bancorp, Inc.	23	201
	First U.S. Bancshares, Inc.	5,297	54,771
	First United Corp.	12,304	277,947
*	First Western Financial, Inc.	1,084	18,070
	FirstCash Holdings, Inc.	72,932	8,239,857
*	Fiserv, Inc.	253,288	38,669,479
	Five Star Bancorp	3,075	66,482
	Flushing Financial Corp.	57,492	633,562
*	Flywire Corp.	72,117	1,478,398
	FNB Corp.	427,938	5,708,693
#	FNCB Bancorp, Inc.	17,421	96,338
	Franklin Financial Services Corp.	4,397	133,097
	Franklin Resources, Inc.	238,053	5,437,131
	FS Bancorp, Inc.	18,178	566,608
#	Fulton Financial Corp.	344,571	5,702,650
*	Fundamental Global, Inc.	3,448	4,620
#*	FVCBankcorp, Inc.	6,909	79,523
*	Genworth Financial, Inc., Class A	399,633	2,369,824
#	German American Bancorp, Inc.	64,775	2,055,311
#	Glacier Bancorp, Inc.	164,215	5,941,299
	Global Payments, Inc.	151,241	18,567,858
	Globe Life, Inc.	120,236	9,158,376
	Goldman Sachs Group, Inc.	176,078	75,134,243
#*	Goosehead Insurance, Inc., Class A	2,415	137,438
	Great Southern Bancorp, Inc.	25,144	1,292,402
*	Green Dot Corp., Class A	63,946	559,527
	Greene County Bancorp, Inc.	339	9,973
*	Greenlight Capital Re Ltd., Class A	41,430	502,132
	Guaranty Bancshares, Inc.	17,297	496,943
*	Hagerty, Inc., Class A	1,396	12,494
	Hamilton Lane, Inc., Class A	34,379	3,840,822
	Hancock Whitney Corp.	139,177	6,317,244
	Hanmi Financial Corp.	34,156	522,587
	Hanover Insurance Group, Inc.	71,834	9,325,490
	HarborOne Bancorp, Inc.	67,766	686,470
	Hartford Financial Services Group, Inc.	430,639	41,724,613
#	Hawthorn Bancshares, Inc.	11,816	215,406
	HBT Financial, Inc.	3,390	62,562
#	HCI Group, Inc.	17,003	1,941,403
#	Heartland Financial USA, Inc.	90,704	3,819,545
#	Hennessy Advisors, Inc.	13,944	95,377
	Heritage Commerce Corp.	62,907	499,482
#	Heritage Financial Corp.	70,327	1,247,601
*	Heritage Global, Inc.	36,556	89,928
*	Heritage Insurance Holdings, Inc.	38,448	392,554
	Hilltop Holdings, Inc.	140,544	4,112,317
	Hingham Institution For Savings The	3,148	531,697
	HMN Financial, Inc.	6,890	137,111
	Home Bancorp, Inc.	12,259	429,065
	Home BancShares, Inc.	236,036	5,589,332
	Home Federal Bancorp, Inc. of Louisiana	2,148	24,917
	HomeStreet, Inc.	14,705	180,136
	HomeTrust Bancshares, Inc.	2,074	53,302
	Hope Bancorp, Inc.	223,277	2,237,236
	Horace Mann Educators Corp.	76,523	2,820,638

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Horizon Bancorp, Inc.	50,600	$580,888
	Houlihan Lokey, Inc.	85,808	10,939,662
	Huntington Bancshares, Inc.	1,334,654	17,977,789
*	I3 Verticals, Inc., Class A	21,737	493,647
#*	ICC Holdings, Inc.	1,000	15,980
#	IF Bancorp, Inc.	2,855	47,108
#	Independent Bank Corp.	59,968	3,012,792
	Independent Bank Corp.	42,766	1,061,024
	Independent Bank Group, Inc.	34,049	1,267,985
#	Interactive Brokers Group, Inc., Class A	49,433	5,690,727
	Intercontinental Exchange, Inc.	251,052	32,325,456
	International Bancshares Corp.	132,955	7,398,946
*	International Money Express, Inc.	38,844	785,814
	Invesco Ltd.	276,295	3,915,100
	Investar Holding Corp.	14,020	233,854
	Investors Title Co.	3,641	584,126
	Jack Henry & Associates, Inc.	57,952	9,428,211
#	Jackson Financial, Inc., Class A	59,681	4,077,406
	James River Group Holdings Ltd.	30,792	273,741
	Janus Henderson Group PLC	177,671	5,546,889
	Jefferies Financial Group, Inc.	347,509	14,963,738
	JPMorgan Chase & Co.	2,201,688	422,151,657
	Kearny Financial Corp.	97,625	527,175
	Kemper Corp.	98,234	5,728,025
	Kentucky First Federal Bancorp	6,958	27,067
	KeyCorp	623,452	9,033,819
*	Kingstone Cos., Inc.	16,836	78,287
	Kinsale Capital Group, Inc.	25,262	9,176,421
	KKR & Co., Inc.	223,300	20,782,531
*	Lake Shore Bancorp, Inc.	3,574	41,494
	Lakeland Bancorp, Inc.	44,802	546,136
#	Lakeland Financial Corp.	54,013	3,174,344
#	Landmark Bancorp, Inc.	7,590	136,620
	LCNB Corp.	20,970	295,677
*	LendingClub Corp.	252,079	1,895,634
*	LendingTree, Inc.	2,040	98,471
	Lincoln National Corp.	192,048	5,237,149
	LINKBANCORP, Inc.	118	782
	Live Oak Bancshares, Inc.	94,865	3,066,037
*	loanDepot, Inc., Class A	10,735	22,329
	Loews Corp.	227,665	17,109,025
#	LPL Financial Holdings, Inc.	88,990	23,949,879
	M&T Bank Corp.	98,280	14,190,649
	Macatawa Bank Corp.	53,880	754,320
#	Magyar Bancorp, Inc.	5,872	66,882
#*	Maiden Holdings Ltd.	166,192	345,679
	MainStreet Bancshares, Inc.	1,101	16,812
*	Markel Group, Inc.	10,873	15,857,183
	MarketAxess Holdings, Inc.	26,420	5,286,378
*	Marqeta, Inc., Class A	355,792	1,974,646
	Marsh & McLennan Cos., Inc.	310,585	61,939,967
	Mastercard, Inc., Class A	537,761	242,637,763
#	MBIA, Inc.	13,016	81,871
	Mercantile Bank Corp.	35,141	1,267,887
	Merchants Bancorp	3,251	131,113
	Mercury General Corp.	87,017	4,547,508
	Meridian Corp.	8,599	79,627
	MetLife, Inc.	426,707	30,330,334
	Metrocity Bankshares, Inc.	3,846	88,381

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Metropolitan Bank Holding Corp.	6,059	$240,542
	MGIC Investment Corp.	302,149	6,127,582
	Mid Penn Bancorp, Inc.	17,986	363,857
#	Middlefield Banc Corp.	11,702	251,242
	Midland States Bancorp, Inc.	38,780	849,282
	MidWestOne Financial Group, Inc.	30,215	609,437
	Moelis & Co., Class A	61,562	3,021,463
*	Moneylion, Inc.	1,534	101,720
	Moody’s Corp.	105,054	38,904,648
	Morgan Stanley	934,894	84,925,771
	Morningstar, Inc.	65,738	18,580,846
*	Mr Cooper Group, Inc.	20,870	1,611,164
	MSCI, Inc.	45,780	21,323,866
	MVB Financial Corp.	22,355	401,719
	Nasdaq, Inc.	376,167	22,513,595
	National Bank Holdings Corp., Class A	80,445	2,632,965
	National Bankshares, Inc.	4,012	107,562
	National Western Life Group, Inc., Class A	3,312	1,618,972
#	Navient Corp.	431,770	6,485,185
	NBT Bancorp, Inc.	99,854	3,495,889
*	NCR Atleos Corp.	111,031	2,212,848
#	Nelnet, Inc., Class A	64,519	6,076,399
*	NerdWallet, Inc., Class A	62,287	782,948
#	New York Community Bancorp, Inc.	70,964	188,055
*	NI Holdings, Inc.	20,072	298,471
*	Nicholas Financial, Inc.	9,629	61,722
#	Nicolet Bankshares, Inc.	27,558	2,109,014
*	NMI Holdings, Inc., Class A	157,596	4,863,413
	Northeast Bank	15,024	777,041
	Northeast Community Bancorp, Inc.	5,283	83,366
	Northern Trust Corp.	149,423	12,310,961
	Northfield Bancorp, Inc.	97,569	813,725
#	Northrim BanCorp, Inc.	8,802	420,736
	Northwest Bancshares, Inc.	172,816	1,831,850
#	Norwood Financial Corp.	6,580	158,512
#	Oak Valley Bancorp	11,626	280,768
	OceanFirst Financial Corp.	68,250	1,007,370
*	Ocwen Financial Corp.	12,471	291,073
	OFG Bancorp	110,128	3,976,722
#	Ohio Valley Banc Corp.	6,853	161,045
#	Old National Bancorp	358,552	5,930,450
	Old Point Financial Corp.	2,092	29,497
	Old Republic International Corp.	490,431	14,644,270
	Old Second Bancorp, Inc.	64,129	878,567
	OneMain Holdings, Inc.	204,271	10,644,562
	OP Bancorp	8,984	82,024
*	Open Lending Corp., Class A	76,391	389,594
*	Oportun Financial Corp.	7,685	24,361
	Oppenheimer Holdings, Inc., Class A	13,697	548,565
#*	OptimumBank Holdings, Inc.	1,636	6,953
#	Orange County Bancorp, Inc.	527	22,772
	Origin Bancorp, Inc.	22,655	672,853
	Orrstown Financial Services, Inc.	19,955	523,220
	Pacific Premier Bancorp, Inc.	85,114	1,829,951
*	Palomar Holdings, Inc.	30,454	2,395,816
#	Park National Corp.	29,566	3,894,138
	Parke Bancorp, Inc.	10,265	168,962
	Pathfinder Bancorp, Inc.	4,141	52,674
	Pathward Financial, Inc.	65,985	3,323,664

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Patriot National Bancorp, Inc.	1,773	$6,436
*	Paymentus Holdings, Inc., Class A	38,576	787,336
#*	Payoneer Global, Inc.	86,821	428,896
*	PayPal Holdings, Inc.	414,542	28,155,693
#*	Paysafe Ltd.	71,860	1,021,849
#	PCB Bancorp	7,651	111,399
	Peapack-Gladstone Financial Corp.	31,028	694,407
#	Penns Woods Bancorp, Inc.	11,344	198,293
	PennyMac Financial Services, Inc.	69,655	5,965,254
	Peoples Bancorp of North Carolina, Inc.	11,687	339,975
	Peoples Bancorp, Inc.	44,531	1,293,180
	Peoples Financial Services Corp.	3,008	113,913
	Perella Weinberg Partners	8,273	123,433
#	Pinnacle Financial Partners, Inc.	118,118	9,059,651
*	Pioneer Bancorp, Inc.	10,571	93,606
	Piper Sandler Cos	31,118	6,092,593
#	PJT Partners, Inc., Class A	17,282	1,632,976
	Plumas Bancorp	10,140	356,522
	PNC Financial Services Group, Inc.	220,907	33,856,207
*	Ponce Financial Group, Inc.	20,410	164,096
	Popular, Inc.	155,745	13,236,768
*	PRA Group, Inc.	97,907	2,329,208
#	Preferred Bank	34,774	2,632,044
	Premier Financial Corp.	39,620	767,836
	Primerica, Inc.	83,131	17,612,134
	Primis Financial Corp.	27,202	264,403
#	Princeton Bancorp, Inc.	10,139	295,552
	Principal Financial Group, Inc.	241,425	19,106,374
	ProAssurance Corp.	56,214	751,019
	PROG Holdings, Inc.	117,289	3,898,686
	Progressive Corp.	220,073	45,830,202
	Prosperity Bancshares, Inc.	106,783	6,617,343
*	Provident Bancorp, Inc.	9,530	84,769
	Provident Financial Holdings, Inc.	15,618	202,097
	Provident Financial Services, Inc.	91,607	1,344,791
	Prudential Financial, Inc.	435,994	48,168,617
	QCR Holdings, Inc.	35,788	1,966,908
#	Radian Group, Inc.	132,571	3,959,896
	Raymond James Financial, Inc.	224,721	27,415,962
	RBB Bancorp	19,234	341,596
	Red River Bancshares, Inc.	1,510	68,267
	Regional Management Corp.	14,928	376,335
	Regions Financial Corp.	862,555	16,621,435
#	Reinsurance Group of America, Inc.	76,308	14,268,833
*	Remitly Global, Inc.	101,579	1,811,154
	RenaissanceRe Holdings Ltd.	62,334	13,666,729
	Renasant Corp.	121,137	3,520,241
*	Repay Holdings Corp.	206,672	2,101,854
	Republic Bancorp, Inc., Class A	33,127	1,680,201
#*	Rhinebeck Bancorp, Inc.	4,151	32,253
#	Richmond Mutual BanCorp, Inc.	8,015	87,123
	Riverview Bancorp, Inc.	39,045	145,638
	RLI Corp.	70,993	10,034,861
*	Robinhood Markets, Inc., Class A	179,508	2,960,087
#*	Rocket Cos., Inc., Class A	38,289	470,189
	S&P Global, Inc.	134,834	56,068,022
	S&T Bancorp, Inc.	63,597	1,917,450
	Safety Insurance Group, Inc.	34,513	2,746,199
	Sandy Spring Bancorp, Inc.	56,889	1,163,380

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SB Financial Group, Inc.	9,865	$131,994
	Seacoast Banking Corp. of Florida	90,241	2,081,860
*	Security National Financial Corp., Class A	30,073	197,880
	SEI Investments Co.	218,654	14,420,231
	Selective Insurance Group, Inc.	107,139	10,890,679
#	ServisFirst Bancshares, Inc.	99,803	5,884,385
#*	Shift4 Payments, Inc., Class A	46,411	2,685,340
	Shore Bancshares, Inc.	34,212	354,094
	Sierra Bancorp	22,734	450,588
	Silvercrest Asset Management Group, Inc., Class A	14,147	207,254
	Simmons First National Corp., Class A	299,316	5,115,310
#*	SiriusPoint Ltd.	284,802	3,354,968
#	SLM Corp.	728,823	15,443,759
	SmartFinancial, Inc.	14,242	292,673
#	Sound Financial Bancorp, Inc.	3,278	131,087
	South Plains Financial, Inc.	5,344	138,516
*	Southern First Bancshares, Inc.	7,157	184,794
#	Southern Missouri Bancorp, Inc.	11,488	460,669
	Southern States Bancshares, Inc.	2,514	60,763
#	Southside Bancshares, Inc.	37,918	1,010,894
	SouthState Corp.	83,031	6,285,447
	State Street Corp.	190,786	13,830,077
	Stellar Bancorp, Inc.	52,673	1,169,341
	StepStone Group, Inc., Class A	15,393	555,226
#*	Sterling Bancorp, Inc.	22,667	107,215
#	Stewart Information Services Corp.	59,412	3,684,138
	Stifel Financial Corp.	184,922	14,778,966
#	Stock Yards Bancorp, Inc.	61,436	2,736,974
#*	StoneX Group, Inc.	53,935	3,915,681
	Summit Financial Group, Inc.	20,927	553,938
#	Summit State Bank	8,370	83,449
*	SWK Holdings Corp.	797	13,820
	Synchrony Financial	525,219	23,099,132
	Synovus Financial Corp.	189,295	6,774,868
#	T Rowe Price Group, Inc.	174,833	19,156,452
	Territorial Bancorp, Inc.	19,133	144,071
*	Texas Capital Bancshares, Inc.	99,324	5,701,198
#	TFS Financial Corp.	222,218	2,668,838
*	Third Coast Bancshares, Inc.	2,238	43,462
	Timberland Bancorp, Inc.	12,962	316,273
	Tiptree, Inc.	80,023	1,274,766
#*	Toast, Inc., Class A	176,961	4,181,588
#	Tompkins Financial Corp.	13,550	595,929
	Towne Bank	69,980	1,810,383
	Tradeweb Markets, Inc., Class A	19,981	2,032,268
	Travelers Cos., Inc.	222,415	47,187,566
	TriCo Bancshares	45,272	1,574,107
#*	Triumph Financial, Inc.	50,326	3,540,937
	Truist Financial Corp.	583,803	21,921,803
#*	Trupanion, Inc.	8,654	194,715
	TrustCo Bank Corp.	24,214	644,577
	Trustmark Corp.	133,414	3,949,054
	U.S. Bancorp	642,197	26,092,464
	U.S. Global Investors, Inc., Class A	2,359	6,322
	UMB Financial Corp.	66,378	5,287,671
	Union Bankshares, Inc.	863	22,611
	United Bancorp, Inc.	5,663	70,731
	United Bancshares, Inc.	3,436	63,394
	United Bankshares, Inc.	129,339	4,198,344

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Community Banks, Inc.	119,338	$3,010,898
	United Fire Group, Inc.	61,645	1,361,738
	United Security Bancshares	21,808	155,273
	Unity Bancorp, Inc.	24,003	646,161
	Universal Insurance Holdings, Inc.	75,550	1,474,736
	Univest Financial Corp.	60,544	1,263,553
	Unum Group	281,779	14,286,195
	USCB Financial Holdings, Inc.	7,249	80,754
#	UWM Holdings Corp.	30,205	190,291
#	Valley National Bancorp	435,953	3,056,031
	Value Line, Inc.	6,620	239,644
#*	Velocity Financial, Inc.	10,296	176,576
	Veritex Holdings, Inc.	56,023	1,091,328
	Victory Capital Holdings, Inc., Class A	23,129	1,176,341
	Virginia National Bankshares Corp.	2,069	58,366
	Virtu Financial, Inc., Class A	78,730	1,708,441
	Virtus Investment Partners, Inc.	15,305	3,356,693
#	Visa, Inc., Class A	913,551	245,388,934
	Voya Financial, Inc.	182,238	12,421,342
	W R Berkley Corp.	263,688	20,296,065
	WaFd, Inc.	165,199	4,475,241
	Walker & Dunlop, Inc.	78,369	7,180,951
	Washington Trust Bancorp, Inc.	24,174	615,470
	Waterstone Financial, Inc.	62,508	708,841
	Webster Financial Corp.	295,129	12,935,504
	Wells Fargo & Co.	1,702,102	100,968,691
#	WesBanco, Inc.	128,040	3,457,080
#	West BanCorp, Inc.	23,121	375,947
	Westamerica BanCorp	68,627	3,194,587
	Western Alliance Bancorp	219,887	12,496,178
	Western New England Bancorp, Inc.	52,431	316,683
	Western Union Co.	291,595	3,919,037
	Westwood Holdings Group, Inc.	20,013	248,962
*	WEX, Inc.	60,913	12,868,480
	White Mountains Insurance Group Ltd.	5,834	10,373,669
	Willis Towers Watson PLC	83,176	20,888,821
#	Wintrust Financial Corp.	112,101	10,833,441
#	WisdomTree, Inc.	296,529	2,639,108
#*	World Acceptance Corp.	15,516	2,134,536
	WSFS Financial Corp.	85,620	3,658,543
	WVS Financial Corp.	803	10,343
	Zions Bancorp NA	263,378	10,740,555

TOTAL FINANCIALS			4,798,073,296

HEALTH CARE — (10.1%)
#*	2seventy bio, Inc.	24,709	112,673
*	4D Molecular Therapeutics, Inc.	25,673	614,355
	Abbott Laboratories	745,260	78,975,202
	AbbVie, Inc.	1,188,733	193,335,535
††	Abiomed, Inc.	26,621	415,554
*	AC Immune SA	4,792	11,884
*	Acadia Healthcare Co., Inc.	171,561	12,685,220
*	ACADIA Pharmaceuticals, Inc.	31,291	522,873
#*	Accolade, Inc.	145,084	1,106,991
#*	Accuray, Inc.	109,207	232,611
#*	Acumen Pharmaceuticals, Inc.	1,866	6,009
*	AdaptHealth Corp.	21,821	214,937
#*	Adaptive Biotechnologies Corp.	118,273	309,875
*	Addus HomeCare Corp.	34,460	3,313,329

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	ADMA Biologics, Inc.	140,784	$917,912
††	Aduro Biotech, Inc.	7,016	3,438
	Agilent Technologies, Inc.	129,989	17,813,693
*	Agiliti, Inc.	7,532	76,450
#*	agilon health, Inc.	29,528	162,404
*	Agios Pharmaceuticals, Inc.	104,828	3,406,910
††	Albireo Pharma, Inc.	28,723	160,849
*	Align Technology, Inc.	25,063	7,077,290
*	Alkermes PLC	114,646	2,813,413
#*	Allogene Therapeutics, Inc.	121,597	335,608
*	Alnylam Pharmaceuticals, Inc.	30,629	4,409,045
*	Altimmune, Inc.	62,392	408,668
*	American Shared Hospital Services	797	2,426
	Amgen, Inc.	373,973	102,446,164
*	AMN Healthcare Services, Inc.	95,803	5,746,264
#*	Amneal Pharmaceuticals, Inc.	85,588	517,807
#*	AN2 Therapeutics, Inc.	6,829	16,390
*	AngioDynamics, Inc.	22,770	131,838
*	ANI Pharmaceuticals, Inc.	28,535	1,883,310
*	Anika Therapeutics, Inc.	30,358	785,969
*	Anixa Biosciences, Inc.	3,561	10,576
*	Annexon, Inc.	21,437	97,538
*	Aprea Therapeutics, Inc.	2,190	11,191
*	Apyx Medical Corp.	8,072	11,543
#*	Arcturus Therapeutics Holdings, Inc.	45,095	1,153,079
*	Arcus Biosciences, Inc.	71,382	1,087,148
#*	ARS Pharmaceuticals, Inc.	7,081	61,605
#*	Artivion, Inc.	66,465	1,304,043
*	Arvinas, Inc.	24,489	778,016
#*	Astrana Health, Inc.	30,330	1,126,759
*	Atea Pharmaceuticals, Inc.	5,839	21,604
#*	AtriCure, Inc.	40,878	985,977
#	Atrion Corp.	2,644	1,119,179
*	Avanos Medical, Inc.	53,871	973,988
*	Avantor, Inc.	220,809	5,350,202
#*	Avid Bioservices, Inc.	38,529	293,976
#*	Avita Medical, Inc.	2,421	20,336
*	Axogen, Inc.	53,700	344,217
*	Axonics, Inc.	17,009	1,132,289
*	Azenta, Inc.	54,207	2,843,699
	Baxter International, Inc.	202,931	8,192,324
#*	Beam Therapeutics, Inc.	47,915	1,016,756
	Becton Dickinson & Co.	114,489	26,859,119
*	BioAtla, Inc.	10,769	24,284
*	Biogen, Inc.	58,439	12,553,866
#*	BioLife Solutions, Inc.	93,880	1,646,655
*	BioMarin Pharmaceutical, Inc.	79,417	6,413,717
#*	Biomea Fusion, Inc.	1,758	18,881
*	Bio-Rad Laboratories, Inc., Class A	21,633	5,835,502
	Bio-Techne Corp.	110,808	7,004,174
*	Bioventus, Inc., Class A	3,840	15,206
*	Boston Scientific Corp.	530,072	38,096,275
	Bristol-Myers Squibb Co.	808,175	35,511,209
#*	Brookdale Senior Living, Inc.	267,515	1,816,427
	Bruker Corp.	232,721	18,154,565
	Cardinal Health, Inc.	216,292	22,286,728
*	CareDx, Inc.	37,054	287,539
*	Caribou Biosciences, Inc.	146,412	531,476
*	Castle Biosciences, Inc.	47,499	1,001,754

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Catalyst Pharmaceuticals, Inc.	108,774	$1,637,049
#*	Celcuity, Inc.	400	6,308
	Cencora, Inc.	149,912	35,836,464
*	Centene Corp.	360,439	26,333,673
#*	Certara, Inc.	109,160	1,867,728
*	Charles River Laboratories International, Inc.	39,777	9,108,933
	Chemed Corp.	21,936	12,459,648
††	Chinook Therapeutics, Inc.	54,163	67,704
	Cigna Group	239,976	85,681,031
*	Cogent Biosciences, Inc.	25,998	168,987
#*	Collegium Pharmaceutical, Inc.	61,622	2,275,700
*	Community Health Systems, Inc.	69,480	229,284
	CONMED Corp.	44,505	3,025,450
	Cooper Cos., Inc.	155,796	13,875,192
#*	Corcept Therapeutics, Inc.	171,686	4,003,718
*	CorVel Corp.	27,771	6,633,103
#*	CRISPR Therapeutics AG	211,917	11,229,482
*	Cross Country Healthcare, Inc.	75,856	1,335,066
#*	CryoPort, Inc.	62,718	1,015,404
*	Cullinan Therapeutics, Inc.	9,118	246,277
*	Cumberland Pharmaceuticals, Inc.	19,290	30,864
*	CVRx, Inc.	2,386	37,007
	CVS Health Corp.	790,839	53,547,709
#*	Cytek Biosciences, Inc.	29,359	176,448
	Danaher Corp.	249,608	61,558,325
*	DaVita, Inc.	159,980	22,238,820
#*	Day One Biopharmaceuticals, Inc.	21,852	373,669
*	Deciphera Pharmaceuticals, Inc.	127,933	3,232,867
#*	Definitive Healthcare Corp.	101,516	704,521
*	Denali Therapeutics, Inc.	53,570	827,121
	Dentsply Sirona, Inc.	104,330	3,130,943
*	Dexcom, Inc.	107,815	13,734,553
#*	Doximity, Inc., Class A	83,798	2,035,453
*	Dynavax Technologies Corp.	150,099	1,706,626
#*	Eagle Pharmaceuticals, Inc.	23,435	95,849
*	Edgewise Therapeutics, Inc.	7,775	139,483
#*	Editas Medicine, Inc.	74,266	386,926
*	Edwards Lifesciences Corp.	210,260	17,802,714
*	Elanco Animal Health, Inc.	320,967	4,223,926
#*	Electromed, Inc.	5,226	90,880
	Elevance Health, Inc.	134,124	70,895,264
	Eli Lilly & Co.	520,601	406,641,441
	Embecta Corp.	39,292	398,028
#*	Emergent BioSolutions, Inc.	2,413	4,536
*	Enanta Pharmaceuticals, Inc.	11,035	151,621
	Encompass Health Corp.	191,514	15,968,437
#*	Enhabit, Inc.	47,488	479,154
*	Enovis Corp.	94,480	5,218,130
	Ensign Group, Inc.	80,610	9,541,000
*	Envista Holdings Corp.	147,627	2,905,299
#*	enVVeno Medical Corp.	4,348	23,044
*	Enzo Biochem, Inc.	67,488	70,188
*	Evolent Health, Inc., Class A	41,902	1,162,361
*	Exact Sciences Corp.	76,092	4,516,060
*	Exelixis, Inc.	293,390	6,882,929
*	Fate Therapeutics, Inc.	65,958	260,534
*	FONAR Corp.	11,430	179,908
#*	Fortrea Holdings, Inc.	99,818	3,652,341
*	Fulcrum Therapeutics, Inc.	91,206	650,299

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Fulgent Genetics, Inc.	32,368	$658,689
*	GE HealthCare Technologies, Inc.	349,028	26,609,895
*	GeneDx Holdings Corp.	1,127	19,238
	Gilead Sciences, Inc.	817,781	53,319,321
*	Glaukos Corp.	13,887	1,333,152
*	Globus Medical, Inc., Class A	37,754	1,879,772
#*	GoodRx Holdings, Inc., Class A	102,649	728,808
*	Great Elm Group, Inc.	25,987	49,635
*	Haemonetics Corp.	79,332	7,294,577
#*	Halozyme Therapeutics, Inc.	66,773	2,544,051
#*	Harmony Biosciences Holdings, Inc.	72,168	2,230,713
*	Harvard Bioscience, Inc.	100,799	385,052
	HCA Healthcare, Inc.	124,520	38,578,786
*	Health Catalyst, Inc.	32,964	205,036
*	HealthEquity, Inc.	85,129	6,717,529
	HealthStream, Inc.	65,532	1,688,760
*	Henry Schein, Inc.	156,059	10,811,767
*	HilleVax, Inc.	2,413	31,852
*	Hims & Hers Health, Inc.	172,801	2,165,197
*	Hologic, Inc.	192,412	14,579,057
	Humana, Inc.	72,492	21,899,108
*	ICU Medical, Inc.	3,923	384,140
*	Ideaya Biosciences, Inc.	91,991	3,739,434
*	IDEXX Laboratories, Inc.	50,033	24,654,261
*	Illumina, Inc.	44,816	5,514,609
*	ImmuCell Corp.	1,149	5,642
#*	Immunovant, Inc.	5,674	155,695
*	Inari Medical, Inc.	18,659	696,727
*	Incyte Corp.	74,347	3,869,761
*	InfuSystem Holdings, Inc.	25,741	193,315
#*	Innoviva, Inc.	144,482	2,183,123
*	Inogen, Inc.	19,382	131,798
*	Inovio Pharmaceuticals, Inc.	4,467	51,147
*	Inozyme Pharma, Inc.	13,892	61,264
*	Insulet Corp.	17,168	2,951,866
*	Integer Holdings Corp.	73,078	8,157,697
*	Integra LifeSciences Holdings Corp.	98,121	2,862,190
#*	Intellia Therapeutics, Inc.	83,911	1,795,695
*	Intuitive Surgical, Inc.	113,927	42,223,625
*	IQVIA Holdings, Inc.	191,105	44,292,406
	iRadimed Corp.	6,081	246,949
*	iTeos Therapeutics, Inc.	38,482	413,297
*	Jazz Pharmaceuticals PLC	54,044	5,985,373
	Johnson & Johnson	1,354,074	195,785,560
#*	Joint Corp.	33,568	400,802
#*	KalVista Pharmaceuticals, Inc.	38,599	438,099
*	Kewaunee Scientific Corp.	4,208	150,226
*	Kiniksa Pharmaceuticals Ltd., Class A	21,150	395,928
#*	Krystal Biotech, Inc.	27,671	4,236,983
*	Kura Oncology, Inc.	18,105	355,220
*	Kymera Therapeutics, Inc.	1,110	37,318
	Laboratory Corp. of America Holdings	92,172	18,560,676
#*	Lantern Pharma, Inc.	1,951	9,950
*	Lantheus Holdings, Inc.	115,540	7,688,032
#*	Larimar Therapeutics, Inc.	2,659	18,320
#	LeMaitre Vascular, Inc.	35,972	2,330,986
*	LENSAR, Inc.	23,475	73,242
	LENZ Therapeutics, Inc.	2,009	31,883
#*	LifeStance Health Group, Inc.	12,214	75,483

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Ligand Pharmaceuticals, Inc.	33,836	$2,364,798
*	LivaNova PLC	63,186	3,522,619
#*	Longboard Pharmaceuticals, Inc.	3,563	75,892
*	Lumos Pharma, Inc.	950	2,726
#*	Lyra Therapeutics, Inc.	2,628	13,560
*	Maravai LifeSciences Holdings, Inc., Class A	90,598	742,904
#*	Masimo Corp.	44,429	5,971,702
#*	MaxCyte, Inc.	23,519	85,374
	McKesson Corp.	83,179	44,684,591
*	Medpace Holdings, Inc.	36,494	14,172,445
	Medtronic PLC	435,456	34,940,989
*	MeiraGTx Holdings PLC	4,813	23,487
	Merck & Co., Inc.	1,040,904	134,505,615
*	Merit Medical Systems, Inc.	89,886	6,660,553
	Mesa Laboratories, Inc.	6,075	644,436
*	Mettler-Toledo International, Inc.	16,029	19,710,861
*	MiMedx Group, Inc.	22,318	137,479
††	Mirati Therapeutics, Inc.	10,076	5,290
*	Moderna, Inc.	63,517	7,006,560
#*	ModivCare, Inc.	8,858	207,897
*	Molina Healthcare, Inc.	66,098	22,612,126
*	Monte Rosa Therapeutics, Inc.	2,643	14,061
*	Myriad Genetics, Inc.	203,694	3,986,292
*	Natera, Inc.	27,378	2,542,869
	National HealthCare Corp.	32,550	2,957,818
	National Research Corp.	18,119	620,576
*	Nautilus Biotechnology, Inc.	28,849	73,276
#*	Neogen Corp.	10,337	127,455
#*	NeoGenomics, Inc.	164,931	2,295,840
*»	Neoleukin Therapeutics, Inc.	3,638	0
*	Neurocrine Biosciences, Inc.	42,614	5,861,130
#*	Nevro Corp.	33,718	356,736
#*	Nurix Therapeutics, Inc.	62,141	746,935
*	Nutriband, Inc.	759	2,634
*	Nuvalent, Inc., Class A	2,844	195,895
#*	Olema Pharmaceuticals, Inc.	128,189	1,303,682
*	OmniAb, Inc.	221,987	985,622
*»	OmniAb, Inc.	12,217	0
*»	OmniAb, Inc.	12,217	0
*	Omnicell, Inc.	43,531	1,167,066
#*††	Opiant Pharmaceuticals, Inc.	3,087	0
#*	OptimizeRx Corp.	24,127	246,095
*	Option Care Health, Inc.	155,404	4,645,026
#*	OraSure Technologies, Inc.	156,304	826,848
*	Organogenesis Holdings, Inc.	10,217	24,010
	Organon & Co.	137,030	2,550,128
*	ORIC Pharmaceuticals, Inc.	5,727	50,569
#*	OrthoPediatrics Corp.	24,480	725,342
#*	Outset Medical, Inc.	396	1,002
#*	Ovid therapeutics, Inc.	49,555	151,143
*	Owens & Minor, Inc.	184,066	4,553,793
#*	Pacific Biosciences of California, Inc.	47,578	78,504
*	Pacira BioSciences, Inc.	55,107	1,446,559
	Patterson Cos., Inc.	105,422	2,685,098
#*††	PDL BioPharma, Inc.	309,383	368,166
*	Pediatrix Medical Group, Inc.	41,044	364,060
*	Pennant Group, Inc.	50,978	1,065,950
#*	Penumbra, Inc.	21,849	4,292,673
	Perrigo Co. PLC	165,456	5,403,793

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	PetIQ, Inc.	49,784	$812,475
	Pfizer, Inc.	1,844,358	47,252,452
#*	PharmaCyte Biotech, Inc.	3,571	7,678
	Phibro Animal Health Corp., Class A	33,194	554,340
#*	Poseida Therapeutics, Inc.	24,504	59,300
*	Praxis Precision Medicines, Inc.	870	47,737
	Premier, Inc., Class A	166,970	3,486,334
*	Prestige Consumer Healthcare, Inc.	115,113	8,260,509
#*	Pro-Dex, Inc.	7,945	147,936
#*	Progyny, Inc.	41,406	1,327,476
#*	Prothena Corp. PLC	36,992	752,417
	Psychemedics Corp.	5,773	15,125
*	Pulmonx Corp.	2,638	20,075
#*	Puma Biotechnology, Inc.	4,817	24,422
*	Quanterix Corp.	67,950	1,095,354
	Quest Diagnostics, Inc.	127,031	17,553,144
*	QuidelOrtho Corp.	5,808	235,514
*	R1 RCM, Inc.	28,255	347,254
*	RadNet, Inc.	92,539	4,488,141
*	RAPT Therapeutics, Inc.	33,488	257,858
#*	Recursion Pharmaceuticals, Inc., Class A	20,896	163,407
*	Regeneron Pharmaceuticals, Inc.	47,082	41,934,054
*	REGENXBIO, Inc.	107,611	1,651,829
*	Relay Therapeutics, Inc.	60,997	397,700
#*	Repligen Corp.	47,174	7,745,971
#*	Replimune Group, Inc.	27,167	172,510
	ResMed, Inc.	80,564	17,239,890
	Revvity, Inc.	90,478	9,271,281
*	Rezolute, Inc.	5,910	15,839
	Royalty Pharma PLC, Class A	110,312	3,055,642
*	Sage Therapeutics, Inc.	60,229	839,592
*	Sarepta Therapeutics, Inc.	58,943	7,465,720
#*	Schrodinger, Inc.	43,110	1,051,022
#*	scPharmaceuticals, Inc.	117	523
	Select Medical Holdings Corp.	258,281	7,327,432
#*	Semler Scientific, Inc.	902	23,028
*	Sensus Healthcare, Inc.	4,535	17,052
*	Sera Prognostics, Inc., Class A	3,095	36,181
#*	Shattuck Labs, Inc.	4,699	49,246
#*	SI-BONE, Inc.	4,536	64,683
#	SIGA Technologies, Inc.	83,095	729,574
#*	Sight Sciences, Inc.	34,102	189,266
#	Simulations Plus, Inc.	14,431	654,446
#*	Solid Biosciences, Inc.	9,317	82,642
*	Solventum Corp.	58,329	3,791,968
#*	Sotera Health Co.	169,050	1,893,360
*	STAAR Surgical Co.	30,022	1,379,811
	STERIS PLC	86,275	17,648,414
#*	Stoke Therapeutics, Inc.	5,381	59,352
	Stryker Corp.	133,711	44,993,751
*	Supernus Pharmaceuticals, Inc.	100,306	3,019,211
#*	Surgery Partners, Inc.	94,243	2,351,363
*	Surmodics, Inc.	24,348	625,500
#*	Sutro Biopharma, Inc.	72,157	244,973
*	Tactile Systems Technology, Inc.	47,103	648,608
*	Talkspace, Inc.	20,673	63,259
*	Tango Therapeutics, Inc.	6,547	50,412
*	Taro Pharmaceutical Industries Ltd.	51,959	2,207,218
#*	Tarsus Pharmaceuticals, Inc.	1,488	46,768

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Teladoc Health, Inc.	49,324	$628,881
	Teleflex, Inc.	40,382	8,429,742
*	Tenet Healthcare Corp.	162,661	18,265,204
*	Terns Pharmaceuticals, Inc.	12,890	65,094
#*	Theravance Biopharma, Inc.	13,003	109,745
	Thermo Fisher Scientific, Inc.	171,737	97,670,267
*	Trevi Therapeutics, Inc.	8,010	23,469
*	TruBridge, Inc.	22,925	181,107
*	Twist Bioscience Corp.	92,978	2,903,703
#	U.S. Physical Therapy, Inc.	23,444	2,379,800
*	UFP Technologies, Inc.	13,647	2,810,463
*	United Therapeutics Corp.	52,947	12,407,070
	UnitedHealth Group, Inc.	497,708	240,741,360
	Universal Health Services, Inc., Class B	130,642	22,265,316
	Utah Medical Products, Inc.	5,390	356,818
*	Vanda Pharmaceuticals, Inc.	57,914	275,671
#*	Varex Imaging Corp.	53,142	863,557
*	Veeva Systems, Inc., Class A	48,960	9,721,498
*	Veracyte, Inc.	140,894	2,757,296
*	Veradigm, Inc.	69,057	551,765
*	Vertex Pharmaceuticals, Inc.	108,217	42,508,720
	Viatris, Inc.	494,035	5,715,985
*	Voyager Therapeutics, Inc.	39,866	311,752
*	Waters Corp.	51,456	15,901,962
*	Werewolf Therapeutics, Inc.	14,724	91,878
	West Pharmaceutical Services, Inc.	49,436	17,672,381
#*	XBiotech, Inc.	1,680	12,886
*	Xencor, Inc.	161,000	3,371,340
*	Xenon Pharmaceuticals, Inc.	6,169	250,770
*	XOMA Corp.	803	20,348
#*	Y-mAbs Therapeutics, Inc.	4,848	73,738
#*	Zentalis Pharmaceuticals, Inc.	46,184	510,795
	Zimmer Biomet Holdings, Inc.	114,546	13,777,593
*	Zimvie, Inc.	38,334	582,677
	Zoetis, Inc.	257,028	40,929,139

TOTAL HEALTH CARE			3,336,462,893

INDUSTRIALS — (13.0%)
#*	3D Systems Corp.	62,178	208,296
	3M Co.	233,316	22,517,327
	A O Smith Corp.	200,432	16,603,787
#	AAON, Inc.	102,658	9,659,091
*	AAR Corp.	88,516	6,119,996
	ABM Industries, Inc.	129,940	5,678,378
	ACCO Brands Corp.	189,766	914,672
	Acme United Corp.	4,368	178,695
	Acuity Brands, Inc.	59,931	14,880,867
*	ACV Auctions, Inc., Class A	101,237	1,766,586
	Advanced Drainage Systems, Inc.	119,804	18,809,228
	AECOM	151,570	13,999,005
*	AeroVironment, Inc.	42,897	6,854,512
#*	AerSale Corp.	4,432	31,600
	AGCO Corp.	156,855	17,911,272
#	Air Lease Corp.	238,354	11,974,905
#*	Air T, Inc.	3,363	86,833
*	Air Transport Services Group, Inc.	114,938	1,473,505
	Alamo Group, Inc.	22,524	4,378,215
#*	Alaska Air Group, Inc.	131,785	5,669,391
	Albany International Corp., Class A	55,813	4,451,087

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Alight, Inc., Class A	245,903	$2,218,045
	Allegiant Travel Co.	16,766	914,753
	Allegion PLC	89,351	10,861,508
	Allient, Inc.	32,953	968,489
	Allison Transmission Holdings, Inc.	216,026	15,888,712
*	Alpha Pro Tech Ltd.	8,900	53,133
	Alta Equipment Group, Inc.	1,996	22,176
#*	Ameresco, Inc., Class A	54,488	1,140,434
*	American Airlines Group, Inc.	106,895	1,444,151
*	American Superconductor Corp.	40,121	495,494
*	American Woodmark Corp.	34,572	3,183,390
	AMETEK, Inc.	189,073	33,023,490
*	API Group Corp.	72,425	2,793,432
	Apogee Enterprises, Inc.	45,624	2,818,651
	Applied Industrial Technologies, Inc.	57,467	10,530,828
	ARC Document Solutions, Inc.	21,817	57,597
	ArcBest Corp.	52,615	5,835,530
	Arcosa, Inc.	104,680	7,957,774
	Argan, Inc.	29,568	1,781,768
#	Aris Water Solutions, Inc., Class A	29,718	416,944
	Armstrong World Industries, Inc.	84,659	9,725,626
#*	Array Technologies, Inc.	101,767	1,255,805
*	Art’s-Way Manufacturing Co., Inc.	2,230	4,215
*	ASGN, Inc.	92,102	8,883,238
	Astec Industries, Inc.	43,782	1,830,088
*	Astronics Corp.	49,458	829,411
*	Astronics Corp., Class B	10,587	178,338
#*	Asure Software, Inc.	18,562	137,173
#	Atkore, Inc.	102,243	17,923,198
	Automatic Data Processing, Inc.	281,935	68,197,257
#*	Avalon Holdings Corp., Class A	6,700	14,606
#	Avis Budget Group, Inc.	64,765	6,181,819
*	Axon Enterprise, Inc.	28,328	8,885,361
*	AZEK Co., Inc.	107,684	4,914,698
	AZZ, Inc.	45,952	3,291,542
#	Barnes Group, Inc.	65,798	2,284,507
	Barrett Business Services, Inc.	14,347	1,743,161
*	Beacon Roofing Supply, Inc.	130,885	12,896,099
	BGSF, Inc.	4,290	36,765
#*	Blade Air Mobility, Inc.	12,133	38,704
*	Blue Bird Corp.	15,014	494,786
*	BlueLinx Holdings, Inc.	17,597	1,929,863
*	Boeing Co.	293,933	49,333,715
	Boise Cascade Co.	96,903	12,817,360
	Booz Allen Hamilton Holding Corp.	143,783	21,232,436
*	Bowman Consulting Group Ltd.	713	23,165
	Brady Corp., Class A	82,315	4,856,585
*	BrightView Holdings, Inc.	39,935	449,269
	Brink’s Co.	62,803	5,492,750
	Broadridge Financial Solutions, Inc.	110,558	21,383,023
#*	Broadwind, Inc.	37,600	79,712
*	Builders FirstSource, Inc.	239,166	43,724,328
	BWX Technologies, Inc.	127,681	12,228,009
#*	Byrna Technologies, Inc.	4,544	56,255
*	CACI International, Inc., Class A	38,458	15,468,961
*	Cadeler AS, ADR	25,545	475,392
#	Cadre Holdings, Inc.	11,161	372,219
	Carlisle Cos., Inc.	74,637	28,977,815
	Carrier Global Corp.	679,019	41,752,878

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Casella Waste Systems, Inc., Class A	10,618	$959,867
	Caterpillar, Inc.	417,155	139,567,548
*	CBIZ, Inc.	101,190	7,202,704
#*	CECO Environmental Corp.	72,221	1,561,418
	CH Robinson Worldwide, Inc.	109,709	7,789,339
*	Chart Industries, Inc.	7,006	1,009,284
	Chicago Rivet & Machine Co.	474	7,593
*	Cimpress PLC	26,684	2,275,345
	Cintas Corp.	50,733	33,399,563
	Civeo Corp.	17,761	412,410
#*	Clarivate PLC	287,392	1,942,770
*	Clean Harbors, Inc.	106,173	20,114,475
	Columbus McKinnon Corp.	64,669	2,668,890
	Comfort Systems USA, Inc.	57,144	17,680,925
*	Commercial Vehicle Group, Inc.	56,543	339,823
	CompX International, Inc.	5,126	161,418
	Concentrix Corp.	75,087	4,105,006
*	Concrete Pumping Holdings, Inc.	24,159	160,657
*	Conduent, Inc.	280,214	882,674
*	Construction Partners, Inc., Class A	74,775	3,861,381
#	Copa Holdings SA, Class A	29,392	2,806,936
*	Copart, Inc.	303,332	16,473,961
*	Core & Main, Inc., Class A	74,647	4,215,316
#††	Costa Communications, Inc.	5,421	7,156
	Costamare, Inc.	278,959	3,341,929
	Covenant Logistics Group, Inc.	41,118	1,858,122
*»	CPI Aerostructures, Inc.	14,667	38,721
	CRA International, Inc.	15,631	2,267,902
	Crane Co.	96,286	13,481,003
#	CSG Systems International, Inc.	57,677	2,724,662
	CSW Industrials, Inc.	23,454	5,573,140
	CSX Corp.	1,409,800	46,833,556
	Cummins, Inc.	146,299	41,328,005
	Curtiss-Wright Corp.	65,946	16,712,035
*	Custom Truck One Source, Inc.	13,752	68,622
#*	Dayforce, Inc.	97,883	6,007,080
	Deere & Co.	215,595	84,386,039
	Delta Air Lines, Inc.	567,330	28,406,213
#	Deluxe Corp.	61,019	1,205,125
#*	Distribution Solutions Group, Inc.	37,709	1,243,266
*	DLH Holdings Corp.	16,821	178,639
*	DNOW, Inc.	181,403	2,559,596
	Donaldson Co., Inc.	207,319	14,968,432
	Douglas Dynamics, Inc.	48,640	1,101,210
	Dover Corp.	140,275	25,151,308
*	Ducommun, Inc.	29,363	1,588,245
	Dun & Bradstreet Holdings, Inc.	218,724	1,990,388
*	DXP Enterprises, Inc.	33,592	1,637,946
*	Dycom Industries, Inc.	76,819	10,756,196
#	Eastern Co.	10,629	337,896
	Eaton Corp. PLC	173,614	55,254,392
	EMCOR Group, Inc.	90,816	32,436,751
	Emerson Electric Co.	239,422	25,804,903
	Encore Wire Corp.	38,634	10,792,794
*	Energy Recovery, Inc.	20,809	310,054
	Enerpac Tool Group Corp.	81,526	2,904,771
	EnerSys	88,446	7,999,941
	Ennis, Inc.	51,227	1,019,417
	Enpro, Inc.	42,864	6,435,172

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Enviri Corp.	178,095	$1,385,579
#	Equifax, Inc.	63,541	13,991,093
	Esab Corp.	71,141	7,532,409
	ESCO Technologies, Inc.	44,193	4,483,380
#	Espey Mfg. & Electronics Corp.	1,489	37,672
#	EVI Industries, Inc.	100	2,052
*	ExlService Holdings, Inc.	258,850	7,506,650
	Expeditors International of Washington, Inc.	210,911	23,476,503
#	Exponent, Inc.	63,465	5,833,068
	Fastenal Co.	497,576	33,805,313
	Federal Signal Corp.	105,146	8,548,370
	FedEx Corp.	224,338	58,727,202
	Ferguson PLC	158,657	33,302,104
	First Advantage Corp.	11,240	183,212
	Flowserve Corp.	99,726	4,703,078
#*	Fluence Energy, Inc.	50,785	906,004
*	Fluor Corp.	119,351	4,813,426
*	Forrester Research, Inc.	14,611	265,774
	Fortive Corp.	210,263	15,826,496
	Fortune Brands Innovations, Inc.	232,918	17,026,306
	Forward Air Corp.	46,562	1,025,295
*	Franklin Covey Co.	21,848	850,761
	Franklin Electric Co., Inc.	82,295	7,922,540
*	FreightCar America, Inc.	4,172	14,560
	FTAI Infrastructure, Inc.	14,247	103,148
*	FTI Consulting, Inc.	64,333	13,756,325
*	Gates Industrial Corp. PLC	28,984	510,698
#	GATX Corp.	71,539	8,753,512
*	GE Vernova, Inc.	87,657	13,473,757
#	Genco Shipping & Trading Ltd.	93,618	1,997,808
*	Gencor Industries, Inc.	20,109	341,250
*	Generac Holdings, Inc.	65,769	8,941,953
	General Dynamics Corp.	131,153	37,652,715
	General Electric Co.	350,629	56,738,785
	Genpact Ltd.	294,805	9,062,306
*	Gibraltar Industries, Inc.	61,179	4,371,851
#	Global Industrial Co.	65,687	2,529,606
*	GMS, Inc.	79,138	7,321,848
	Gorman-Rupp Co.	52,284	1,734,260
	Graco, Inc.	126,975	10,183,395
#	GrafTech International Ltd.	56,774	97,651
*	Graham Corp.	24,344	677,737
	Granite Construction, Inc.	59,139	3,282,215
*	Great Lakes Dredge & Dock Corp.	228,135	1,505,691
	Greenbrier Cos., Inc.	61,778	3,051,215
	Griffon Corp.	122,556	8,029,869
*	GXO Logistics, Inc.	179,805	8,929,116
	H&E Equipment Services, Inc.	98,045	4,734,593
*	Hayward Holdings, Inc.	122,718	1,666,510
*	Healthcare Services Group, Inc.	74,112	787,069
	Heartland Express, Inc.	75,156	747,051
	HEICO Corp.	28,816	5,976,438
	HEICO Corp., Class A	47,921	7,947,698
	Heidrick & Struggles International, Inc.	45,773	1,349,388
	Helios Technologies, Inc.	49,033	2,211,388
	Herc Holdings, Inc.	76,393	10,926,491
#*	Hertz Global Holdings, Inc.	221,530	1,007,962
	Hexcel Corp.	142,430	9,145,430
	Hillenbrand, Inc.	159,607	7,616,446

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hillman Solutions Corp.	61,369	$586,688
#	HireQuest, Inc.	1,513	19,397
*	HireRight Holdings Corp.	2,349	33,591
	HNI Corp.	78,740	3,303,143
	Honeywell International, Inc.	366,579	70,650,771
	Howmet Aerospace, Inc.	302,882	20,217,374
	Hub Group, Inc., Class A	143,578	5,774,707
	Hubbell, Inc.	65,849	24,398,372
*	Hudson Global, Inc.	15,507	251,989
*	Hudson Technologies, Inc.	90,176	894,546
	Huntington Ingalls Industries, Inc.	68,152	18,873,333
	Hurco Cos., Inc.	11,263	203,860
*	Huron Consulting Group, Inc.	49,576	4,622,466
	Hyster-Yale Materials Handling, Inc.	19,523	1,143,462
#*	IBEX Holdings Ltd.	26,040	341,124
	ICF International, Inc.	35,088	5,062,848
	IDEX Corp.	54,755	12,071,287
*	IES Holdings, Inc.	14,359	1,940,188
	Illinois Tool Works, Inc.	209,372	51,109,799
	Ingersoll Rand, Inc.	328,264	30,633,597
*	Innovative Solutions & Support, Inc.	12,502	81,013
	Insperity, Inc.	50,138	5,160,704
	Insteel Industries, Inc.	51,155	1,642,076
	Interface, Inc.	126,076	1,927,702
	ITT, Inc.	141,683	18,325,279
	Jacobs Solutions, Inc.	91,834	13,180,934
#*	Janus International Group, Inc.	128,904	1,857,507
	JB Hunt Transport Services, Inc.	113,434	18,440,965
*	JELD-WEN Holding, Inc.	185,714	3,807,137
#*	JetBlue Airways Corp.	933,140	5,300,235
#	John Bean Technologies Corp.	55,746	4,966,411
	Johnson Controls International PLC	429,175	27,926,417
#	Kadant, Inc.	20,204	5,531,653
	Karat Packaging, Inc.	2,625	71,138
	KBR, Inc.	259,174	16,830,760
	Kelly Services, Inc., Class A	99,461	2,281,635
#	Kennametal, Inc.	96,970	2,281,704
	Kforce, Inc.	50,373	3,111,037
*	Kirby Corp.	100,080	10,921,730
	Knight-Swift Transportation Holdings, Inc.	278,609	12,880,094
	Korn Ferry	119,716	7,269,156
*	Kratos Defense & Security Solutions, Inc.	206,217	3,674,787
*	L B Foster Co., Class A	21,327	495,853
	L3Harris Technologies, Inc.	113,479	24,290,180
	Landstar System, Inc.	69,304	12,087,311
*	Legalzoom.com, Inc.	54,173	647,367
	Leidos Holdings, Inc.	147,262	20,649,078
#	Lennox International, Inc.	34,327	15,907,818
*	Leonardo DRS, Inc.	4,999	107,579
*	Limbach Holdings, Inc.	23,954	1,085,835
#	Lincoln Electric Holdings, Inc.	82,478	18,106,395
	Lindsay Corp.	18,341	2,130,307
*	LiqTech International, Inc.	2,156	5,843
*	Liquidity Services, Inc.	63,454	1,095,216
	Lockheed Martin Corp.	186,232	86,584,844
#*	LS Starrett Co., Class A	90,794	1,462,691
	LSI Industries, Inc.	56,846	829,952
	Luxfer Holdings PLC	30,675	295,400
*	Manitex International, Inc.	8,711	45,384

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc.	77,144	$933,442
	ManpowerGroup, Inc.	65,294	4,926,432
	Marten Transport Ltd.	176,079	2,979,257
	Masco Corp.	170,498	11,670,588
*	MasTec, Inc.	151,521	13,438,398
*	Mastech Digital, Inc.	14,713	130,651
*	Masterbrand, Inc.	269,929	4,499,716
*	Matrix Service Co.	56,426	635,357
	Matson, Inc.	80,684	8,696,122
	Matthews International Corp., Class A	38,958	1,051,087
	Maximus, Inc.	117,123	9,402,634
#*	Mayville Engineering Co., Inc.	30,482	419,432
	McGrath RentCorp.	9,858	1,051,454
	MDU Resources Group, Inc.	358,328	8,850,702
#*	Mercury Systems, Inc.	55,255	1,558,191
#*	Middleby Corp.	87,998	12,229,082
	Miller Industries, Inc.	21,971	1,070,207
	MillerKnoll, Inc.	65,810	1,673,548
*	Mistras Group, Inc.	38,504	336,910
*	Montrose Environmental Group, Inc.	33,876	1,470,896
	Moog, Inc., Class A	60,150	9,568,061
*	MRC Global, Inc.	171,663	1,927,776
	MSA Safety, Inc.	50,384	9,089,274
#	MSC Industrial Direct Co., Inc., Class A	86,189	7,863,884
	Mueller Industries, Inc.	244,898	13,670,206
	Mueller Water Products, Inc., Class A	288,030	4,562,395
*	MYR Group, Inc.	39,987	6,647,839
	National Presto Industries, Inc.	15,339	1,257,645
#*	NEXTracker, Inc., Class A	151,668	6,489,874
	NL Industries, Inc.	249,437	2,047,878
#*	NN, Inc.	47,963	170,748
	Nordson Corp.	47,563	12,280,291
	Norfolk Southern Corp.	156,816	36,117,861
	Northrop Grumman Corp.	65,021	31,537,136
*	Northwest Pipe Co.	20,413	646,071
*	NV5 Global, Inc.	34,214	3,190,113
	nVent Electric PLC	252,046	18,164,955
	Old Dominion Freight Line, Inc.	107,692	19,568,713
#	Omega Flex, Inc.	6,888	456,399
*	OPENLANE, Inc.	240,842	4,137,666
*	Orion Group Holdings, Inc.	69,591	494,792
	Oshkosh Corp.	114,146	12,815,171
	Otis Worldwide Corp.	270,834	24,700,061
	Owens Corning	190,278	32,006,662
	PACCAR, Inc.	419,228	44,484,283
*	PAM Transportation Services, Inc.	62,384	1,068,638
	Pangaea Logistics Solutions Ltd.	59,876	431,107
	Park Aerospace Corp.	11,307	161,351
	Parker-Hannifin Corp.	99,003	53,947,725
	Park-Ohio Holdings Corp.	28,070	716,627
*	Parsons Corp.	39,455	3,097,612
	Paychex, Inc.	207,898	24,700,361
	Paycom Software, Inc.	36,043	6,775,363
#*	Paycor HCM, Inc.	23,527	408,664
#*	Paylocity Holding Corp.	34,710	5,385,604
	Pentair PLC	274,046	21,674,298
*	Performant Financial Corp.	21,017	55,905
*	Perma-Fix Environmental Services, Inc.	9,203	105,374
*	Perma-Pipe International Holdings, Inc.	8,588	73,857

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Pioneer Power Solutions, Inc.	1,702	$6,468
	Powell Industries, Inc.	20,653	2,953,379
	Preformed Line Products Co.	10,405	1,259,317
	Primoris Services Corp.	116,711	5,438,733
*	Proto Labs, Inc.	54,272	1,654,211
	Quad/Graphics, Inc.	93,659	420,529
	Quanex Building Products Corp.	72,949	2,423,366
	Quanta Services, Inc.	138,954	35,927,946
*	Quest Resource Holding Corp.	8,339	84,557
*	Radiant Logistics, Inc.	64,775	319,989
#*	RBC Bearings, Inc.	30,704	7,508,663
*	RCM Technologies, Inc.	10,846	205,532
	Regal Rexnord Corp.	116,184	18,748,612
	Republic Services, Inc.	182,489	34,983,141
*	Resideo Technologies, Inc.	234,732	4,584,316
	Resources Connection, Inc.	39,457	436,000
	REV Group, Inc.	106,419	2,326,319
	Robert Half, Inc.	202,264	13,984,533
#*	Rocket Lab USA, Inc.	319,119	1,199,887
	Rockwell Automation, Inc.	89,876	24,352,801
	Rollins, Inc.	285,473	12,720,677
	RTX Corp.	782,005	79,389,148
	Rush Enterprises, Inc., Class A	155,463	6,827,935
	Rush Enterprises, Inc., Class B	16,606	679,351
#*	RXO, Inc.	189,442	3,582,348
	Ryder System, Inc.	118,409	14,428,137
*	Saia, Inc.	20,044	7,954,061
	Schneider National, Inc., Class B	80,160	1,657,709
	Science Applications International Corp.	108,019	13,902,045
	Sensata Technologies Holding PLC	129,133	4,947,085
*	Servotronics, Inc.	389	5,057
	Shyft Group, Inc.	60,300	656,064
*	SIFCO Industries, Inc.	3,251	10,221
#	Simpson Manufacturing Co., Inc.	77,914	13,548,465
*	SiteOne Landscape Supply, Inc.	61,370	9,628,339
*	SkyWest, Inc.	112,066	8,184,180
	Snap-on, Inc.	60,102	16,104,932
#	Southwest Airlines Co.	433,136	11,235,548
*	SP Plus Corp.	16,462	840,550
*	SPX Technologies, Inc.	80,175	9,766,117
	SS&C Technologies Holdings, Inc.	227,027	14,050,701
#	Standex International Corp.	21,923	3,790,048
	Stanley Black & Decker, Inc.	110,571	10,106,189
	Star Bulk Carriers Corp.	43,101	1,048,216
	Steelcase, Inc., Class A	203,259	2,445,206
*	Stericycle, Inc.	65,980	2,951,285
*	Sterling Check Corp.	13,081	197,916
*	Sterling Infrastructure, Inc.	62,906	6,391,250
*	Stratasys Ltd.	142,361	1,383,749
*	Sun Country Airlines Holdings, Inc.	35,613	474,009
#*	Sunrun, Inc.	191,240	1,967,860
#*	Symbotic, Inc.	5,013	193,351
#*	TaskUS, Inc., Class A	41,945	480,690
*	Taylor Devices, Inc.	3,116	154,678
*	TechPrecision Corp.	1,626	7,919
#	Tecnoglass, Inc.	66,255	3,680,465
	Tennant Co.	38,252	4,455,593
	Terex Corp.	124,301	6,967,071
	Tetra Tech, Inc.	78,447	15,275,200

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Textron, Inc.	189,605	$16,038,687
*	Thermon Group Holdings, Inc.	71,953	2,297,459
	Timken Co.	149,716	13,357,662
*	Titan International, Inc.	160,206	1,765,470
#*	Titan Machinery, Inc.	45,374	1,010,025
#	Toro Co.	147,945	12,958,503
	Trane Technologies PLC	106,912	33,927,454
*	Transcat, Inc.	14,702	1,578,554
	TransDigm Group, Inc.	25,806	32,206,662
	TransUnion	154,848	11,303,904
*	Trex Co., Inc.	133,578	11,828,332
	TriNet Group, Inc.	59,805	6,002,628
	Trinity Industries, Inc.	228,697	5,950,696
*	Triumph Group, Inc.	90,926	1,214,771
*	TrueBlue, Inc.	45,182	470,796
	TTEC Holdings, Inc.	51,488	374,833
*	Tutor Perini Corp.	95,376	1,586,103
	Twin Disc, Inc.	20,989	337,503
*	Uber Technologies, Inc.	416,151	27,578,327
	UFP Industries, Inc.	110,846	12,492,344
#*	U-Haul Holding Co.	30,210	1,910,178
	U-Haul Holding Co.	282,425	17,318,301
*	Ultralife Corp.	50,332	588,884
	UniFirst Corp.	27,557	4,412,702
	Union Pacific Corp.	454,379	107,760,524
*	United Airlines Holdings, Inc.	383,552	19,737,586
	United Parcel Service, Inc., Class B	516,774	76,213,830
	United Rentals, Inc.	106,645	71,237,794
#	Universal Logistics Holdings, Inc.	64,781	2,894,415
*	Upwork, Inc.	88,529	1,035,789
*	V2X, Inc.	10,659	517,814
	Valmont Industries, Inc.	37,586	7,697,613
	Veralto Corp.	83,202	7,794,363
	Verisk Analytics, Inc.	130,342	28,409,342
#*	Verra Mobility Corp.	183,715	4,332,000
	Vertiv Holdings Co., Class A	140,784	13,092,912
	Vestis Corp.	155,781	2,869,486
*	Viad Corp.	24,119	831,623
#*	Vicor Corp.	27,067	876,429
	Virco Mfg. Corp.	17,549	187,248
#*	VirTra, Inc.	4,729	74,529
#	VSE Corp.	32,465	2,534,543
#	Wabash National Corp.	122,753	2,836,822
	Waste Management, Inc.	314,321	65,385,054
#	Watsco, Inc.	27,467	12,297,525
#»	Watsco, Inc., Class B	2,268	1,014,647
	Watts Water Technologies, Inc., Class A	47,397	9,406,409
	Werner Enterprises, Inc.	154,083	5,269,639
	WESCO International, Inc.	72,551	11,082,165
	Westinghouse Air Brake Technologies Corp.	165,917	26,725,910
*	Wilhelmina International, Inc.	584	2,575
*	Willdan Group, Inc.	21,462	605,014
*	Willis Lease Finance Corp.	4,420	214,856
*	WillScot Mobile Mini Holdings Corp.	418,008	15,449,576
	Woodward, Inc.	100,229	16,273,180
	WW Grainger, Inc.	50,698	46,710,602
#*	Xometry, Inc., Class A	53,490	955,866
*	XPO, Inc.	217,562	23,379,213
	Xylem, Inc.	153,784	20,099,569

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Zurn Elkay Water Solutions Corp.	42,368	$1,325,271

TOTAL INDUSTRIALS			4,306,117,821

INFORMATION TECHNOLOGY — (24.1%)
*	8x8, Inc.	5,952	13,154
#*	908 Devices, Inc.	10,028	57,160
	A10 Networks, Inc.	61,352	801,257
	Accenture PLC, Class A	397,785	119,697,484
*	ACI Worldwide, Inc.	210,968	7,194,009
	Adeia, Inc.	178,032	1,751,835
*	Adobe, Inc.	255,487	118,247,048
#	Advanced Energy Industries, Inc.	63,099	6,047,408
*	Advanced Micro Devices, Inc.	555,071	87,912,145
*	Agilysys, Inc.	18,444	1,531,774
#*	Airgain, Inc.	8,609	45,111
*	Akamai Technologies, Inc.	148,639	15,002,134
*	Alarm.com Holdings, Inc.	53,926	3,586,079
*	Alkami Technology, Inc.	8,072	194,293
*	Allegro MicroSystems, Inc.	86,453	2,566,790
*	Alpha & Omega Semiconductor Ltd.	72,667	1,589,227
#*	Altair Engineering, Inc., Class A	500	40,225
*	Ambarella, Inc.	48,848	2,245,543
	Amdocs Ltd.	179,095	15,042,189
	American Software, Inc., Class A	43,704	441,847
	Amkor Technology, Inc.	556,454	18,001,287
	Amphenol Corp., Class A	356,605	43,067,186
#*	Amtech Systems, Inc.	26,598	128,202
	Analog Devices, Inc.	219,172	43,968,095
*	Appfolio, Inc., Class A	792	179,610
	Apple, Inc.	8,778,323	1,495,211,757
	Applied Materials, Inc.	568,804	112,992,915
#*	Applied Optoelectronics, Inc.	22,985	226,402
#*	AppLovin Corp., Class A	96,950	6,841,762
*	Arista Networks, Inc.	91,042	23,357,736
*	Arrow Electronics, Inc.	125,007	15,959,644
*	Aspen Technology, Inc.	41,015	8,074,623
*	AstroNova, Inc.	10,455	180,558
*	Atlassian Corp., Class A	25,965	4,473,770
#*	Aurora Innovation, Inc.	271,083	752,255
*	Autodesk, Inc.	118,624	25,249,118
#*	AvePoint, Inc.	9,212	71,577
#*	Aviat Networks, Inc.	38,734	1,295,652
	Avnet, Inc.	173,801	8,493,655
*	Aware, Inc.	4,790	9,388
*	Axcelis Technologies, Inc.	62,487	6,468,654
#*	AXT, Inc.	75,463	226,389
#*	Backblaze, Inc., Class A	2,666	24,820
	Badger Meter, Inc.	49,152	8,990,884
	Bel Fuse, Inc., Class A	1,700	119,000
#	Bel Fuse, Inc., Class B	23,581	1,384,676
	Belden, Inc.	71,701	5,827,140
	Benchmark Electronics, Inc.	77,510	2,341,577
#	Bentley Systems, Inc., Class B	82,850	4,352,111
*	Bill Holdings, Inc.	34,301	2,139,010
*	BK Technologies Corp.	1,353	19,019
*	Blackbaud, Inc.	66,644	5,192,900
#*	BlackLine, Inc.	11,798	684,874
*	Box, Inc., Class A	128,687	3,348,436
#*	Brightcove, Inc.	67,166	119,555

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Broadcom, Inc.	292,283	$380,046,816
*	Cadence Design Systems, Inc.	112,285	30,949,115
#*	Calix, Inc.	95,431	2,646,302
#*	Cambium Networks Corp.	10,239	34,710
*	CCC Intelligent Solutions Holdings, Inc.	132,744	1,489,388
	CDW Corp.	121,804	29,459,515
#*	Cerence, Inc.	33,436	304,602
*	CEVA, Inc.	54,057	1,095,735
*	Ciena Corp.	267,152	12,350,437
*	Cipher Mining, Inc.	41,492	154,350
*	Cirrus Logic, Inc.	86,857	7,692,924
	Cisco Systems, Inc.	2,518,417	118,315,231
*	Cleanspark, Inc.	9,683	158,608
#*	Clearfield, Inc.	7,184	216,382
	Climb Global Solutions, Inc.	4,700	302,962
*	Cloudflare, Inc., Class A	49,127	4,293,700
#*	Coda Octopus Group, Inc.	10,231	68,138
	Cognex Corp.	124,354	5,165,665
	Cognizant Technology Solutions Corp., Class A	360,809	23,697,935
*	Cognyte Software Ltd.	43,404	296,015
*	Coherent Corp.	152,550	8,333,807
*	Cohu, Inc.	105,028	3,184,449
*	CommVault Systems, Inc.	8,349	855,522
*	Comtech Telecommunications Corp.	42,019	78,996
#*	Confluent, Inc., Class A	77,536	2,180,312
*	Consensus Cloud Solutions, Inc.	18,918	220,206
#*	CoreCard Corp.	605	7,248
	Corning, Inc.	481,047	16,057,349
*	Corsair Gaming, Inc.	80,541	894,005
#*	CPI Card Group, Inc.	1,323	22,822
#	Crane NXT Co.	100,600	6,117,486
*	Credo Technology Group Holding Ltd.	107,108	1,914,020
*	Crowdstrike Holdings, Inc., Class A	17,999	5,265,427
*	CS Disco, Inc.	5,667	42,786
#	CSP, Inc.	6,678	87,281
	CTS Corp.	53,770	2,459,978
*	CVD Equipment Corp.	2,900	13,050
#*	Daily Journal Corp.	401	134,415
#*	Daktronics, Inc.	123,811	1,170,014
*	Datadog, Inc., Class A	49,790	6,248,645
*	Dave, Inc.	1,221	53,480
	Dell Technologies, Inc., Class C	155,755	19,413,303
#*	Diebold Nixdorf, Inc.	4,630	146,586
#*	Digi International, Inc.	76,888	2,357,386
#*»	Digital Turbine, Inc.	104,179	198,982
#*	DigitalOcean Holdings, Inc.	69,733	2,291,426
*	Diodes, Inc.	95,808	6,994,942
*	DocuSign, Inc.	144,650	8,187,190
	Dolby Laboratories, Inc., Class A	97,283	7,554,998
*	DoubleVerify Holdings, Inc.	123,847	3,628,717
*	Dropbox, Inc., Class A	162,534	3,764,287
*	DXC Technology Co.	196,411	3,828,050
*	Dynatrace, Inc.	104,069	4,715,366
#*	E2open Parent Holdings, Inc.	169,226	820,746
#*	Eastman Kodak Co.	18,393	82,769
*	eGain Corp.	35,687	221,616
*	Elastic NV	26,686	2,727,843
#*	Electro-Sensors, Inc.	2,348	9,744
#*	Enfusion, Inc., Class A	6,344	59,063

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Enphase Energy, Inc.	63,767	$6,935,299
	Entegris, Inc.	79,964	10,628,815
#*	Envestnet, Inc.	62,312	3,867,706
*	EPAM Systems, Inc.	34,840	8,196,458
*	ePlus, Inc.	57,839	4,446,662
#*	EverCommerce, Inc.	2,920	26,280
#*	Everspin Technologies, Inc.	2,982	22,126
*	Extreme Networks, Inc.	105,484	1,181,421
*	F5, Inc.	82,667	13,665,682
*	Fabrinet	66,013	11,424,870
*	Fair Isaac Corp.	14,909	16,896,817
#*	FARO Technologies, Inc.	22,124	414,825
*	Fastly, Inc., Class A	140,076	1,771,961
*	First Solar, Inc.	118,308	20,857,700
*	Five9, Inc.	28,486	1,639,939
*	Flex Ltd.	870,735	24,946,558
*	FormFactor, Inc.	131,285	5,853,998
*	Fortinet, Inc.	409,667	25,882,761
#*	Franklin Wireless Corp.	2,438	7,290
*	Frequency Electronics, Inc.	25,787	247,555
*	Freshworks, Inc., Class A	45,777	817,119
*	Gartner, Inc.	60,461	24,945,604
	Gen Digital, Inc.	451,910	9,101,467
#*	Genasys, Inc.	29,336	61,606
*	Gitlab, Inc., Class A	59,872	3,141,484
#*	GLOBALFOUNDRIES, Inc.	24,977	1,220,876
#*	Globant SA	44,712	7,985,116
*	GoDaddy, Inc., Class A	107,562	13,163,438
*	Grid Dynamics Holdings, Inc.	32,618	318,678
#*	GSI Technology, Inc.	33,150	130,280
*	Guidewire Software, Inc.	57,716	6,371,846
	Hackett Group, Inc.	53,933	1,169,807
#*	Harmonic, Inc.	241,100	2,589,414
*	HashiCorp, Inc., Class A	70,066	2,274,342
	Hewlett Packard Enterprise Co.	1,228,466	20,883,922
	HP, Inc.	735,637	20,664,043
*	HubSpot, Inc.	12,544	7,587,489
*	Ichor Holdings Ltd.	62,103	2,408,354
#*	Identiv, Inc.	21,759	109,665
	Immersion Corp.	41,595	302,396
#*	Infinera Corp.	111,385	536,876
*	Informatica, Inc., Class A	40,451	1,252,767
	Information Services Group, Inc.	78,125	263,281
#*	Insight Enterprises, Inc.	55,945	10,213,879
*	Instructure Holdings, Inc.	3,300	63,129
#*	Intapp, Inc.	9,483	293,214
	Intel Corp.	2,571,581	78,356,073
#	InterDigital, Inc.	52,968	5,229,531
	International Business Machines Corp.	582,556	96,820,807
*	inTEST Corp.	19,860	223,822
#*	Intevac, Inc.	45,491	192,427
	Intuit, Inc.	100,847	63,091,900
#*	IonQ, Inc.	66,455	568,190
*	IPG Photonics Corp.	60,344	5,067,689
*	Issuer Direct Corp.	3,222	37,295
*	Iteris, Inc.	49,178	220,317
*	Itron, Inc.	88,154	8,120,746
	Jabil, Inc.	274,916	32,264,142
#*	Jamf Holding Corp.	64,407	1,254,004

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	JFrog Ltd.	127,879	$5,099,815
*	Key Tronic Corp.	11,279	48,725
*	Keysight Technologies, Inc.	145,115	21,468,313
*	Kimball Electronics, Inc.	29,676	621,119
	KLA Corp.	95,365	65,734,141
*	Knowles Corp.	304,436	4,819,222
#	Kulicke & Soffa Industries, Inc.	134,547	6,226,835
#*	KVH Industries, Inc.	24,016	115,277
*	Kyndryl Holdings, Inc.	250,854	4,931,790
	Lam Research Corp.	72,209	64,584,452
*	Lantronix, Inc.	33,168	124,712
#*	Lattice Semiconductor Corp.	121,248	8,317,613
*	LGL Group, Inc.	1,687	9,616
	Littelfuse, Inc.	39,760	9,170,246
*	LiveRamp Holdings, Inc.	134,228	4,310,061
*	Lumentum Holdings, Inc.	99,805	4,367,467
#*	Luna Innovations, Inc.	63,841	131,512
*	MACOM Technology Solutions Holdings, Inc.	77,730	7,924,574
*	Magnachip Semiconductor Corp.	53,075	266,437
*	Manhattan Associates, Inc.	47,679	9,824,735
*	Marathon Digital Holdings, Inc.	107,782	1,730,979
	Marvell Technology, Inc.	341,720	22,522,765
*	Matterport, Inc.	288,908	1,328,977
*	MaxLinear, Inc.	89,595	1,862,680
*	MeridianLink, Inc.	4,334	72,291
	Methode Electronics, Inc.	33,723	411,083
	Microchip Technology, Inc.	384,022	35,322,344
	Micron Technology, Inc.	688,281	77,748,222
	Microsoft Corp.	4,018,013	1,564,333,001
*	Mirion Technologies, Inc.	61,662	670,266
#*	Mitek Systems, Inc.	80,280	1,013,936
	MKS Instruments, Inc.	5,950	707,931
#*	Model N, Inc.	32,796	972,401
#*	MongoDB, Inc.	19,934	7,279,498
	Monolithic Power Systems, Inc.	20,614	13,797,569
	Motorola Solutions, Inc.	98,334	33,349,976
#*	M-Tron Industries, Inc.	843	23,402
*	N-able, Inc.	112,837	1,383,382
#	Napco Security Technologies, Inc.	54,014	2,198,370
#*	Navitas Semiconductor Corp.	303,876	1,315,783
#*	nCino, Inc.	78,098	2,277,338
*	NCR Voyix Corp.	135,746	1,662,889
	NetApp, Inc.	197,406	20,176,867
#*	NETGEAR, Inc.	69,474	1,026,826
*	NetScout Systems, Inc.	84,445	1,626,411
#*	NetSol Technologies, Inc.	15,653	39,446
	Network-1 Technologies, Inc.	28,392	53,661
#*	nLight, Inc.	77,057	877,679
*	Nortech Systems, Inc.	1,100	18,744
#*	Novanta, Inc.	46,196	7,229,674
*	Nutanix, Inc., Class A	24,462	1,484,843
	NVE Corp.	5,648	459,747
	NVIDIA Corp.	1,500,449	1,296,417,945
	NXP Semiconductors NV	109,609	28,080,730
*	Okta, Inc.	117,692	10,943,002
*	Olo, Inc., Class A	91,678	440,054
*	ON Semiconductor Corp.	448,097	31,438,486
	ON24, Inc.	50,774	334,601
*	OneSpan, Inc.	56,471	611,016

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Onto Innovation, Inc.	79,119	$14,675,783
*	Optical Cable Corp.	3,696	10,349
	Oracle Corp.	840,214	95,574,343
*	OSI Systems, Inc.	29,417	3,866,570
*	Palantir Technologies, Inc., Class A	424,727	9,331,252
*	Palo Alto Networks, Inc.	88,194	25,654,753
#*	PAR Technology Corp.	24,163	1,021,612
	PC Connection, Inc.	56,955	3,529,501
*	PDF Solutions, Inc.	48,952	1,472,476
	Pegasystems, Inc.	5,117	304,052
*	Perficient, Inc.	54,576	2,579,262
*	Photronics, Inc.	305,612	8,376,825
*	Plexus Corp.	53,175	5,371,207
#	Power Integrations, Inc.	68,194	4,549,904
#*	Powerfleet, Inc. NJ	41,143	197,075
#*	PowerSchool Holdings, Inc., Class A	69,856	1,209,906
#*	Procore Technologies, Inc.	67,669	4,629,913
	Progress Software Corp.	96,220	4,793,680
*	PTC, Inc.	83,954	14,896,798
*	Pure Storage, Inc., Class A	223,936	11,286,374
*	Q2 Holdings, Inc.	44,550	2,289,425
*	Qorvo, Inc.	160,244	18,722,909
	QUALCOMM, Inc.	801,076	132,858,455
*	Qualys, Inc.	50,301	8,244,837
#*	QuickLogic Corp.	2,500	38,650
*	Rambus, Inc.	126,395	6,928,974
*	Red Violet, Inc.	3,537	59,351
*	RF Industries Ltd.	9,040	25,990
*	Ribbon Communications, Inc.	92,562	293,422
#	Richardson Electronics Ltd.	21,406	225,405
#*	Rimini Street, Inc.	179,555	477,616
*	Riot Platforms, Inc.	306,360	3,097,300
*	Rogers Corp.	27,356	3,257,826
	Roper Technologies, Inc.	41,731	21,343,737
	Salesforce, Inc.	276,131	74,262,671
*	Samsara, Inc., Class A	38,194	1,334,116
*	Sanmina Corp.	120,317	7,299,632
	Sapiens International Corp. NV	45,328	1,396,102
*	ScanSource, Inc.	48,851	2,033,179
	Seagate Technology Holdings PLC	183,447	15,759,932
*	SecureWorks Corp., Class A	19,292	117,488
*	SEMrush Holdings, Inc., Class A	21,141	258,766
*	SentinelOne, Inc., Class A	234,700	4,959,211
*	ServiceNow, Inc.	36,022	24,975,133
*	SigmaTron International, Inc.	3,900	16,536
#*	Silicon Laboratories, Inc.	48,623	5,907,208
*	SiTime Corp.	17,141	1,527,606
	Skyworks Solutions, Inc.	154,924	16,513,349
#*	SMART Global Holdings, Inc.	103,326	1,887,766
#*	SmartRent, Inc.	208,180	482,978
*	Smartsheet, Inc., Class A	54,587	2,065,026
*	Snowflake, Inc., Class A	34,262	5,317,462
#*	SolarEdge Technologies, Inc.	24,862	1,458,156
	SolarWinds Corp.	191,308	2,108,214
*	Sono-Tek Corp.	1,447	6,454
#*	SoundThinking, Inc.	12,949	172,999
#*	Sprinklr, Inc., Class A	99,709	1,165,598
*	SPS Commerce, Inc.	34,252	5,955,395
*	Squarespace, Inc., Class A	39,059	1,361,597

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Super Micro Computer, Inc.	68,977	$59,237,448
*	Synaptics, Inc.	55,016	4,949,239
*	Synopsys, Inc.	47,246	25,068,255
	Taitron Components, Inc., Class A	500	1,578
	TD SYNNEX Corp.	114,133	13,449,433
	TE Connectivity Ltd.	181,858	25,729,270
*	Teledyne Technologies, Inc.	34,169	13,034,790
#*	Telos Corp.	45,785	157,500
*	Teradata Corp.	123,982	4,599,732
#	Teradyne, Inc.	146,614	17,054,140
	Texas Instruments, Inc.	748,830	132,108,589
*	TransAct Technologies, Inc.	8,492	45,432
*	Trimble, Inc.	199,370	11,976,156
*	Trio-Tech International	1,525	9,455
*	TSR, Inc.	210	1,642
*	TTM Technologies, Inc.	215,980	3,224,581
*	Turtle Beach Corp.	14,323	201,954
*	Twilio, Inc., Class A	145,054	8,685,834
*	Tyler Technologies, Inc.	21,500	9,923,325
*	UiPath, Inc., Class A	413,675	7,847,415
*	Ultra Clean Holdings, Inc.	101,643	4,251,727
*	Unisys Corp.	70,522	382,934
#*	Unity Software, Inc.	248,718	6,036,386
	Universal Display Corp.	48,479	7,658,712
*	Varonis Systems, Inc.	42,246	1,848,263
#*	Veeco Instruments, Inc.	118,322	4,181,499
*	Verint Systems, Inc.	117,626	3,561,715
*	VeriSign, Inc.	77,009	13,051,485
*	Vertex, Inc., Class A	19,783	576,279
*	Viant Technology, Inc., Class A	2,954	25,966
#*	Viasat, Inc.	70,014	1,113,923
*	Viavi Solutions, Inc.	293,068	2,315,237
	Vishay Intertechnology, Inc.	269,891	6,245,278
*	Vishay Precision Group, Inc.	26,216	865,128
	Vontier Corp.	198,935	8,082,729
*	Western Digital Corp.	194,388	13,768,502
*	WidePoint Corp.	4,900	9,506
*	Workday, Inc., Class A	42,783	10,470,284
#	Xerox Holdings Corp.	156,320	2,077,493
#*	Xperi, Inc.	38,639	406,096
*	Yext, Inc.	39,575	217,267
*	Zebra Technologies Corp., Class A	47,732	15,014,578
*	Zoom Video Communications, Inc., Class A	51,167	3,126,304
*	Zscaler, Inc.	33,761	5,838,627

TOTAL INFORMATION TECHNOLOGY			7,992,406,818

MATERIALS — (3.7%)
	AdvanSix, Inc.	34,213	864,220
	Air Products & Chemicals, Inc.	96,372	22,776,558
#	Albemarle Corp.	71,422	8,592,781
	Alcoa Corp.	125,904	4,424,267
	Alpha Metallurgical Resources, Inc.	21,590	7,062,521
*	Alto Ingredients, Inc.	106,794	201,841
	Amcor PLC	880,871	7,874,987
*	American Biltrite, Inc.	17	1,653
	American Vanguard Corp.	59,708	680,074
#*	Ampco-Pittsburgh Corp.	59,518	122,012
	AptarGroup, Inc.	104,911	15,147,050
#*	Arcadium Lithium PLC	727,956	3,203,006

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Arch Resources, Inc.	42,026	$6,672,888
	Ardagh Metal Packaging SA	51,678	204,128
*	Arq, Inc.	44,340	344,078
*	Ascent Industries Co.	19,475	200,008
	Ashland, Inc.	95,982	9,149,964
*	Aspen Aerogels, Inc.	97,176	1,521,776
#*	ATI, Inc.	185,772	11,090,588
	Avery Dennison Corp.	90,910	19,752,925
	Avient Corp.	128,662	5,457,842
*	Axalta Coating Systems Ltd.	289,463	9,100,717
	Balchem Corp.	51,361	7,261,418
	Ball Corp.	236,390	16,445,652
	Berry Global Group, Inc.	303,278	17,177,666
	Cabot Corp.	127,931	11,671,145
	Caledonia Mining Corp. PLC	1,100	10,791
	Carpenter Technology Corp.	84,897	7,275,673
	Celanese Corp.	110,566	16,984,043
#*	Century Aluminum Co.	87,581	1,519,530
	CF Industries Holdings, Inc.	305,398	24,117,280
	Chemours Co.	200,429	5,361,476
*	Clearwater Paper Corp.	255,088	11,489,164
*	Cleveland-Cliffs, Inc.	416,564	7,039,932
#*	Coeur Mining, Inc.	564,489	2,551,490
	Commercial Metals Co.	264,148	14,195,314
#	Compass Minerals International, Inc.	27,474	342,051
*	Core Molding Technologies, Inc.	12,521	225,628
	Corteva, Inc.	502,230	27,185,710
	Crown Holdings, Inc.	197,731	16,227,783
*	Dakota Gold Corp.	7,828	20,822
	Dow, Inc.	744,363	42,354,255
	DuPont de Nemours, Inc.	214,257	15,533,633
	Eagle Materials, Inc.	68,709	17,226,033
	Eastman Chemical Co.	151,316	14,290,283
	Ecolab, Inc.	113,210	25,602,442
*	Ecovyst, Inc.	227,001	2,140,619
	Element Solutions, Inc.	245,527	5,679,040
	Ferroglobe PLC	151,743	796,651
#*	Flotek Industries, Inc.	32,612	112,185
#	FMC Corp.	81,410	4,804,004
	Fortitude Gold Corp.	38,385	188,087
	Freeport-McMoRan, Inc.	898,463	44,869,242
	Friedman Industries, Inc.	9,041	175,667
#*	Gatos Silver, Inc.	24,781	237,154
*	Glatfelter Corp.	57,478	82,194
	Graphic Packaging Holding Co.	699,317	18,077,344
	Greif, Inc., Class A	64,805	3,971,250
	Greif, Inc., Class B	23,807	1,487,461
	Hawkins, Inc.	47,316	3,585,133
	Haynes International, Inc.	2,468	148,450
	HB Fuller Co.	108,121	8,077,720
#	Hecla Mining Co.	537,410	2,541,949
	Huntsman Corp.	416,582	9,939,647
*	Idaho Strategic Resources, Inc.	58	494
*	Ingevity Corp.	57,995	2,965,864
	Innospec, Inc.	44,386	5,326,320
	International Flavors & Fragrances, Inc.	127,583	10,799,901
	International Paper Co.	246,517	8,613,304
#*	Intrepid Potash, Inc.	15,633	314,536
	Kaiser Aluminum Corp.	31,440	2,845,006

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Knife River Corp.	94,808	$7,413,038
	Koppers Holdings, Inc.	54,338	2,786,453
#	Kronos Worldwide, Inc.	103,378	1,183,678
	Linde PLC	225,284	99,341,233
	Louisiana-Pacific Corp.	172,921	12,656,088
*	LSB Industries, Inc.	232,203	2,159,488
	LyondellBasell Industries NV, Class A	400,118	39,999,796
	Martin Marietta Materials, Inc.	55,426	32,538,942
	Materion Corp.	38,242	4,395,535
	Mativ Holdings, Inc.	138,610	2,531,019
	Mercer International, Inc.	123,308	1,249,110
*	Metallus, Inc.	139,370	2,865,447
	Minerals Technologies, Inc.	46,948	3,422,040
	Mosaic Co.	189,379	5,944,607
#*	MP Materials Corp.	72,980	1,167,680
	Myers Industries, Inc.	74,264	1,626,382
	NewMarket Corp.	19,207	10,120,552
	Newmont Corp.	554,706	22,543,252
*	Nexa Resources SA	7,300	53,217
#	Northern Technologies International Corp.	15,000	265,500
	Nucor Corp.	318,185	53,623,718
*	O-I Glass, Inc.	172,184	2,575,873
	Olin Corp.	285,216	14,911,092
#	Olympic Steel, Inc.	42,024	2,671,466
	Orion SA	63,821	1,510,005
	Packaging Corp of America	145,652	25,194,883
	Pactiv Evergreen, Inc.	1,543	23,515
#*	Perimeter Solutions SA	47,389	331,723
#*	Piedmont Lithium, Inc.	1,059	12,973
	PPG Industries, Inc.	183,526	23,674,854
	Quaker Chemical Corp.	9,058	1,689,589
	Radius Recycling, Inc.	58,596	1,020,742
	Ramaco Resources, Inc., Class A	103,696	1,625,953
	Ramaco Resources, Inc., Class B	459	5,099
*	Ranpak Holdings Corp.	29,099	210,677
*	Rayonier Advanced Materials, Inc.	112,113	418,181
	Reliance, Inc.	86,198	24,542,295
#††	Resolute Forest Products, Inc.	163,412	232,045
	Royal Gold, Inc.	91,793	11,027,093
	RPM International, Inc.	154,445	16,511,715
	Ryerson Holding Corp.	82,390	2,352,235
	Sealed Air Corp.	161,535	5,085,122
	Sensient Technologies Corp.	51,035	3,736,783
	Sherwin-Williams Co.	164,408	49,258,281
	Silgan Holdings, Inc.	229,732	10,719,295
*	Smith-Midland Corp.	340	12,145
	Sonoco Products Co.	194,662	10,910,805
#	Southern Copper Corp.	58,239	6,794,744
	Steel Dynamics, Inc.	383,695	49,926,393
	Stepan Co.	39,998	3,319,434
*	Summit Materials, Inc., Class A	258,449	10,053,666
	SunCoke Energy, Inc.	208,058	2,145,078
	Sylvamo Corp.	66,570	4,160,625
	Tredegar Corp.	64,820	413,552
	TriMas Corp.	72,172	1,875,750
#	Trinseo PLC	7,018	18,317
#	Tronox Holdings PLC	266,107	4,521,158
#*	U.S Gold Corp.	2,698	11,278
	U.S Lime & Minerals, Inc.	9,889	3,065,590

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Universal Stainless & Alloy Products, Inc.	16,325	$426,899
	Vulcan Materials Co.	117,856	30,363,241
	Warrior Met Coal, Inc.	117,737	8,047,324
	Westlake Corp.	75,931	11,189,192
#	Worthington Steel, Inc.	90,166	2,776,211

TOTAL MATERIALS			1,231,593,986

REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	137,384
*	Anywhere Real Estate, Inc.	108,493	527,276
*	CBRE Group, Inc., Class A	302,427	26,277,882
#*	CKX Lands, Inc.	743	10,439
#*	Compass, Inc., Class A	83,316	262,445
*	Comstock Holding Cos., Inc.	2,585	18,896
*	CoStar Group, Inc.	178,350	16,324,376
#*	Cushman & Wakefield PLC	196,190	1,893,234
#	DigitalBridge Group, Inc.	136,924	2,251,031
	Douglas Elliman, Inc.	87,828	119,446
*	Five Point Holdings LLC, Class A	66,308	188,315
*	Forestar Group, Inc.	26,896	833,507
*	FRP Holdings, Inc.	36,063	1,093,070
*	Howard Hughes Holdings, Inc.	43,170	2,812,957
*	Jones Lang LaSalle, Inc.	74,770	13,510,939
*»	JW Mays, Inc.	900	39,465
	Kennedy-Wilson Holdings, Inc.	154,520	1,327,327
#	Marcus & Millichap, Inc.	68,978	2,184,533
#*	Maui Land & Pineapple Co., Inc.	9,974	194,294
	Newmark Group, Inc., Class A	195,397	1,869,949
#*	Opendoor Technologies, Inc.	621,488	1,236,761
*	Rafael Holdings, Inc., Class B	19,697	31,318
	RE/MAX Holdings, Inc., Class A	23,068	161,937
	RMR Group, Inc., Class A	6,959	165,067
	St. Joe Co.	97,660	5,586,152
#*	Stratus Properties, Inc.	14,509	329,064
*	Tejon Ranch Co.	40,629	681,755
#*	Zillow Group, Inc., Class A	58,679	2,464,518
*	Zillow Group, Inc., Class C	90,109	3,835,940

TOTAL REAL ESTATE			86,369,277

UTILITIES — (2.1%)
	AES Corp.	445,524	7,974,880
	ALLETE, Inc.	63,894	3,783,803
	Alliant Energy Corp.	236,759	11,790,598
*	Altus Power, Inc.	43,248	158,720
	Ameren Corp.	172,084	12,711,845
	American Electric Power Co., Inc.	250,917	21,586,390
	American States Water Co.	56,025	3,968,811
	American Water Works Co., Inc.	113,895	13,931,636
#	Artesian Resources Corp., Class A	9,786	342,314
	Atmos Energy Corp.	102,106	12,038,297
#	Avangrid, Inc.	32,799	1,198,147
	Avista Corp.	75,259	2,707,819
	Black Hills Corp.	55,728	3,059,467
#	Brookfield Renewable Corp., Class A	119,825	2,784,733
	California Water Service Group	72,894	3,580,553
	CenterPoint Energy, Inc.	432,065	12,590,374
	Chesapeake Utilities Corp.	25,608	2,711,119
	Clearway Energy, Inc., Class A	22,455	487,498

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
#	Clearway Energy, Inc., Class C	76,238	$1,782,444
	CMS Energy Corp.	200,108	12,128,546
	Consolidated Edison, Inc.	200,815	18,956,936
#	Consolidated Water Co. Ltd.	26,390	671,626
	Constellation Energy Corp.	188,364	35,024,402
	Dominion Energy, Inc.	329,435	16,794,596
	DTE Energy Co.	122,301	13,492,246
	Duke Energy Corp.	369,102	36,267,963
	Edison International	186,212	13,232,225
	Entergy Corp.	131,363	14,012,491
	Essential Utilities, Inc.	219,773	8,039,296
	Evergy, Inc.	184,147	9,658,510
	Eversource Energy	184,833	11,204,576
	Exelon Corp.	445,235	16,731,931
	FirstEnergy Corp.	280,717	10,762,690
#	Genie Energy Ltd., Class B	58,152	889,144
	Global Water Resources, Inc.	1,904	23,305
#	Hawaiian Electric Industries, Inc.	4,862	47,891
#	IDACORP, Inc.	72,282	6,850,888
	MGE Energy, Inc.	53,374	4,180,252
	Middlesex Water Co.	26,334	1,335,661
	National Fuel Gas Co.	60,320	3,202,992
	New Jersey Resources Corp.	143,120	6,252,913
	NextEra Energy, Inc.	957,284	64,109,310
	NiSource, Inc.	296,183	8,251,658
	Northwest Natural Holding Co.	21,447	818,203
	Northwestern Energy Group, Inc.	41,729	2,104,811
	NRG Energy, Inc.	437,560	31,797,485
	OGE Energy Corp.	222,267	7,701,552
	ONE Gas, Inc.	70,572	4,553,305
#	Ormat Technologies, Inc.	94,696	6,044,446
#	Otter Tail Corp.	64,486	5,504,525
	PG&E Corp.	519,158	8,882,793
#	Pinnacle West Capital Corp.	99,704	7,343,200
	PNM Resources, Inc.	122,521	4,540,628
	Portland General Electric Co.	120,995	5,230,614
	PPL Corp.	267,021	7,332,397
	Public Service Enterprise Group, Inc.	300,038	20,726,625
*	Pure Cycle Corp.	31,214	297,782
	RGC Resources, Inc.	10,999	226,799
	Sempra	295,714	21,181,994
	SJW Group	35,366	1,925,679
	Southern Co.	534,107	39,256,865
	Southwest Gas Holdings, Inc.	58,444	4,361,091
	Spire, Inc.	56,789	3,508,992
#*	Sunnova Energy International, Inc.	27,954	117,686
	UGI Corp.	143,715	3,673,355
	Unitil Corp.	25,846	1,316,595
*	Via Renewables, Inc.	1,857	20,223
	Vistra Corp.	764,596	57,986,961
	WEC Energy Group, Inc.	187,863	15,524,998
	Xcel Energy, Inc.	324,279	17,423,511
#	York Water Co.	19,502	692,516

TOTAL UTILITIES			711,407,127

TOTAL COMMON STOCKS			32,236,019,433

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
	PREFERRED STOCKS — (0.0%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	7,595	$168,913

	CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	9,858	455,144

	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	53,920	1,422,948

	TOTAL PREFERRED STOCKS		2,047,005

	TOTAL INVESTMENT SECURITIES (Cost $11,473,312,729)		32,238,066,438

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	313,041,451	313,041,451

	SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	48,126,464	556,726,934

	TOTAL INVESTMENTS — (100.0%) (Cost $12,343,078,129)		$33,107,834,823

As of April 30, 2024, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,130	06/21/24	$294,422,254	$286,285,500	$(8,136,754)

Total Futures Contracts			$294,422,254	$286,285,500	$(8,136,754)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,373,967,155	$149,296	—	$2,374,116,451
Consumer Discretionary	3,428,352,242	10,460	—	3,428,362,702
Consumer Staples	1,926,908,151	97,892	—	1,927,006,043
Energy	2,044,103,019	—	—	2,044,103,019
Financials	4,798,070,696	2,600	—	4,798,073,296
Health Care	3,335,441,892	—	$1,021,001	3,336,462,893
Industrials	4,305,057,297	1,053,368	7,156	4,306,117,821
Information Technology	7,992,207,836	198,982	—	7,992,406,818
Materials	1,231,361,941	—	232,045	1,231,593,986
Real Estate	86,329,812	39,465	—	86,369,277
Utilities	711,407,127	—	—	711,407,127
Preferred Stocks
Communication Services	168,913	—	—	168,913
Consumer Discretionary	455,144	—	—	455,144
Industrials	1,422,948	—	—	1,422,948

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$313,041,451	—	—	$313,041,451
Securities Lending Collateral	—	$556,726,934	—	556,726,934

Total Investments in Securities	$32,548,295,624	$558,278,997	$1,260,202<>	$33,107,834,823

Financial Instruments Liabilities
Futures Contracts**	(8,136,754)	—	—	(8,136,754)

Total Financial Instruments	$(8,136,754)	—	—	$(8,136,754)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (6.1%)
#*	Advantage Solutions, Inc.	97,273	$414,383
*	Alphabet, Inc., Class A	2,677,497	435,842,962
*	Alphabet, Inc., Class C	1,961,540	322,947,946
*	Altice USA, Inc., Class A	80,994	156,318
#*	AMC Networks, Inc., Class A	18,282	194,155
*	Angi, Inc.	88,329	186,374
#*	Anterix, Inc.	38,089	1,200,565
	AT&T, Inc.	2,327,077	39,304,331
*	Atlanta Braves Holdings, Inc., Class A	25,005	1,008,702
*	Atlanta Braves Holdings, Inc., Class C	75,182	2,814,062
	ATN International, Inc.	21,715	414,322
*	Bandwidth, Inc., Class A	52,199	950,022
#*	Boston Omaha Corp., Class A	43,830	676,735
*	Bumble, Inc., Class A	123,164	1,243,956
#	Cable One, Inc.	10,731	4,226,404
*	Cardlytics, Inc.	27,824	340,844
*	Cargurus, Inc.	167,178	3,754,818
#*	Cars.com, Inc.	183,771	3,070,813
*	Charter Communications, Inc., Class A	112,322	28,747,693
#*	Cinemark Holdings, Inc.	270,650	4,638,941
	Comcast Corp., Class A	3,103,081	118,258,417
*	Consolidated Communications Holdings, Inc.	190,075	821,124
*	Creative Realities, Inc.	2,782	9,236
*	Cumulus Media, Inc., Class A	7,807	20,532
*	DHI Group, Inc.	750,413	1,755,966
#*	EchoStar Corp., Class A	182,204	2,913,442
	Electronic Arts, Inc.	116,272	14,745,615
#*	Emerald Holding, Inc.	27,806	159,884
#	Endeavor Group Holdings, Inc., Class A	105,443	2,784,750
	Entravision Communications Corp., Class A	119,559	249,878
#*	Eventbrite, Inc., Class A	185,120	977,434
*	EverQuote, Inc., Class A	1,868	37,678
*	EW Scripps Co., Class A	119,834	450,576
	Fox Corp., Class A	194,235	6,023,227
	Fox Corp., Class B	163,166	4,679,601
#*	Frontier Communications Parent, Inc.	188,027	4,350,945
*	Gambling.com Group Ltd.	8,290	71,709
*	Gannett Co., Inc.	14,608	35,351
»	GCI Liberty, Inc.	228,724	206,867
#*	Getty Images Holdings, Inc.	7,915	29,127
#*	Gogo, Inc.	113,465	1,027,993
	Gray Television, Inc.	102,627	590,105
	Gray Television, Inc., Class A	3,160	24,774
*	Harte Hanks, Inc.	2,212	15,794
	IDT Corp., Class B	223,478	7,942,408
*	IMAX Corp.	55,018	880,838
*	Integral Ad Science Holding Corp.	399,061	3,826,995
	Interpublic Group of Cos., Inc.	686,983	20,911,763
	Iridium Communications, Inc.	309,905	9,541,975
	John Wiley & Sons, Inc., Class A	43,477	1,633,431
	John Wiley & Sons, Inc., Class B	2,271	81,994
#*	Lee Enterprises, Inc.	2,052	25,404
*	Liberty Broadband Corp., Class A	13,937	698,662

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class C	106,084	$5,275,557
*	Liberty Global Ltd., Class A	30,639	487,007
#*	Liberty Global Ltd., Class C	8,029	131,435
*	Liberty Latin America Ltd., Class A	202,611	1,529,713
#*	Liberty Latin America Ltd., Class C	228,761	1,724,858
*	Liberty Media Corp.-Liberty Formula One, Class A	15,089	939,592
*	Liberty Media Corp.-Liberty Formula One, Class C	211,996	14,833,360
*	Liberty Media Corp.-Liberty Live, Class A	25,309	907,581
*	Liberty Media Corp.-Liberty Live, Class C	69,306	2,586,500
*	Liberty Media Corp.-Liberty SiriusXM, Class A	1,998	48,072
*	Liberty Media Corp.-Liberty SiriusXM, Class C	4,182	100,619
#*	Lions Gate Entertainment Corp., Class A	276,860	2,793,517
*	Lions Gate Entertainment Corp., Class B	426,942	4,026,063
#*	Live Nation Entertainment, Inc.	129,375	11,502,731
*	Madison Square Garden Entertainment Corp.	62,748	2,456,584
*	Madison Square Garden Sports Corp.	22,553	4,193,054
*	Magnite, Inc.	394,184	3,480,645
#	Marcus Corp.	40,815	532,228
*	Match Group, Inc.	205,361	6,329,226
	Meta Platforms, Inc., Class A	917,389	394,633,226
*	Netflix, Inc.	51,615	28,421,284
	New York Times Co., Class A	249,625	10,741,364
	News Corp., Class A	299,394	7,125,577
	News Corp., Class B	260,357	6,389,161
	Nexstar Media Group, Inc.	95,232	15,242,834
	Omnicom Group, Inc.	293,081	27,209,640
*	Ooma, Inc.	2,577	18,194
	Paramount Global, Class A	19,160	396,420
	Paramount Global, Class B	217,691	2,479,500
*	Pinterest, Inc., Class A	191,320	6,399,654
*	Playstudios, Inc.	7,694	16,619
	Playtika Holding Corp.	76,119	551,863
*	PubMatic, Inc., Class A	133,767	3,001,731
#*	QuinStreet, Inc.	92,075	1,665,637
#*	Reading International, Inc., Class A	61,879	104,576
#*»	Reading International, Inc., Class B	300	4,299
#*	Reservoir Media, Inc.	11,071	99,085
*	ROBLOX Corp., Class A	39,501	1,404,656
#*	Roku, Inc.	137,408	7,922,945
	Saga Communications, Inc., Class A	15,687	357,507
	Scholastic Corp.	66,362	2,363,814
	Shenandoah Telecommunications Co.	180,301	2,311,459
#	Shutterstock, Inc.	39,885	1,703,488
#	Sinclair, Inc.	59,490	731,727
#	Sirius XM Holdings, Inc.	468,219	1,376,564
*	Snap, Inc., Class A	550,277	8,281,669
#*	Sphere Entertainment Co.	79,824	3,101,961
	Spok Holdings, Inc.	53,905	832,832
*	Spotify Technology SA	29,127	8,168,376
#*	Stagwell, Inc.	29,040	172,788
*	Take-Two Interactive Software, Inc.	146,065	20,859,543
*	TechTarget, Inc.	68,643	1,887,682
	TEGNA, Inc.	416,687	5,683,611
	Telephone & Data Systems, Inc.	142,915	2,236,620
#*	Thryv Holdings, Inc.	70,399	1,619,881
	TKO Group Holdings, Inc.	65,484	6,199,370
	T-Mobile U.S., Inc.	420,494	69,032,500
	Townsquare Media, Inc., Class A	36,537	441,002
*	Trade Desk, Inc., Class A	92,791	7,687,734

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Travelzoo	45,377	$404,309
*	TripAdvisor, Inc.	258,494	6,806,147
*	TrueCar, Inc.	183,313	483,946
*	U.S. Cellular Corp.	96,269	3,500,341
*	Urban One, Inc.	120,011	186,017
	Verizon Communications, Inc.	2,275,706	89,867,630
*	Vimeo, Inc.	182,137	653,872
#*	Vivid Seats, Inc., Class A	10,938	57,534
	Walt Disney Co.	580,982	64,547,100
*	Warner Bros Discovery, Inc.	245,216	1,804,790
#	Warner Music Group Corp., Class A	101,364	3,345,012
#*	WideOpenWest, Inc.	120,395	429,810
*	Yelp, Inc.	85,213	3,428,971
*	Zedge, Inc., Class B	8,399	20,158
*	Ziff Davis, Inc.	129,835	6,506,032
*	ZipRecruiter, Inc., Class A	68,298	702,103
*	ZoomInfo Technologies, Inc.	122,651	1,945,245

TOTAL COMMUNICATION SERVICES			1,965,363,593

CONSUMER DISCRETIONARY — (9.9%)
#*	1-800-Flowers.com, Inc., Class A	100,205	908,859
*	1stdibs.com, Inc.	2,448	14,003
	Aaron’s Co., Inc.	56,348	389,365
*	Abercrombie & Fitch Co., Class A	173,759	21,115,194
	Academy Sports & Outdoors, Inc.	101,921	5,941,994
#	Acushnet Holdings Corp.	167,733	10,228,358
*	Adient PLC	178,600	5,334,782
	ADT, Inc.	264,074	1,716,481
*	Adtalem Global Education, Inc.	130,670	6,483,845
	Advance Auto Parts, Inc.	33,992	2,480,736
*	Airbnb, Inc., Class A	41,023	6,505,017
*	Amazon.com, Inc.	3,334,764	583,583,700
	AMCON Distributing Co.	1,168	172,695
*	American Axle & Manufacturing Holdings, Inc.	364,262	2,673,683
	American Eagle Outfitters, Inc.	484,541	11,754,965
*	American Outdoor Brands, Inc.	31,950	249,849
*	American Public Education, Inc.	42,476	587,443
#*	America’s Car-Mart, Inc.	20,797	1,190,420
*	AMMO, Inc.	37,310	94,767
*	Aptiv PLC	178,266	12,656,886
	Aramark	369,099	11,630,309
#	Arhaus, Inc.	104,077	1,317,615
	Ark Restaurants Corp.	7,366	102,240
#	Arko Corp.	51,831	222,873
#*	Asbury Automotive Group, Inc.	51,636	10,855,953
	Autoliv, Inc.	185,979	22,278,424
#*	AutoNation, Inc.	131,712	21,225,389
*	AutoZone, Inc.	3,354	9,915,766
	Bassett Furniture Industries, Inc.	18,048	252,311
	Bath & Body Works, Inc.	141,990	6,449,186
*	Beazer Homes USA, Inc.	82,176	2,303,393
	Best Buy Co., Inc.	562,690	41,436,492
*	Beyond, Inc.	26,420	531,835
#	Big 5 Sporting Goods Corp.	183,434	649,356
#	Big Lots, Inc.	15,609	54,944
*	Biglari Holdings, Inc., Class A	446	445,933
*	Biglari Holdings, Inc., Class B	4,990	983,579
*	BJ’s Restaurants, Inc.	69,759	2,273,446
	Bloomin’ Brands, Inc.	217,550	5,610,615

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Booking Holdings, Inc.	9,737	$33,612,416
#*	Boot Barn Holdings, Inc.	71,935	7,658,919
	BorgWarner, Inc.	253,629	8,311,422
	Boyd Gaming Corp.	77,977	4,172,549
*	Bright Horizons Family Solutions, Inc.	86,683	8,989,894
*	Brinker International, Inc.	80,810	4,331,416
#	Brunswick Corp.	162,447	13,099,726
	Buckle, Inc.	125,514	4,692,968
#	Build-A-Bear Workshop, Inc.	43,143	1,301,193
*	Burlington Stores, Inc.	54,786	9,858,193
*	Caesars Entertainment, Inc.	90,221	3,231,716
#	Caleres, Inc.	108,263	3,987,326
#	Camping World Holdings, Inc., Class A	83,142	1,685,288
#*	CarMax, Inc.	198,716	13,506,727
*	Carnival Corp.	47,800	708,396
*	CarParts.com, Inc.	91,768	112,875
	Carriage Services, Inc.	44,345	1,134,345
	Carrols Restaurant Group, Inc.	8,342	79,416
	Carter’s, Inc.	77,403	5,295,139
#*	Carvana Co.	29,347	2,433,453
#	Cato Corp., Class A	28,043	135,167
*	Cavco Industries, Inc.	16,790	6,115,086
	Century Communities, Inc.	90,349	7,166,483
#	Cheesecake Factory, Inc.	115,955	4,002,767
*	Chegg, Inc.	119,980	620,297
#*	Children’s Place, Inc.	14,857	103,405
*	Chipotle Mexican Grill, Inc.	7,578	23,943,449
	Choice Hotels International, Inc.	75,521	8,931,113
	Churchill Downs, Inc.	88,391	11,402,439
*	Chuy’s Holdings, Inc.	52,005	1,532,067
#*	Citi Trends, Inc.	22,451	481,349
#	Clarus Corp.	26,518	167,859
#	Columbia Sportswear Co.	148,559	11,829,753
*	Conn’s, Inc.	18,404	64,966
*	Container Store Group, Inc.	102,339	86,169
*	Cooper-Standard Holdings, Inc.	13,386	206,546
*	Coursera, Inc.	258,358	2,640,419
#	Cracker Barrel Old Country Store, Inc.	23,471	1,365,777
*	Crocs, Inc.	121,055	15,055,610
	Crown Crafts, Inc.	22,116	112,792
*	Culp, Inc.	32,058	146,184
#	Dana, Inc.	320,707	3,986,388
	Darden Restaurants, Inc.	176,901	27,138,382
#*	Dave & Buster’s Entertainment, Inc.	70,322	3,755,195
*	Deckers Outdoor Corp.	21,895	17,920,401
*	Delta Apparel, Inc.	23,691	55,674
#*	Denny’s Corp.	34,984	280,572
	Designer Brands, Inc., Class A	95,048	882,996
#*	Destination XL Group, Inc.	93,325	299,573
	Dick’s Sporting Goods, Inc.	114,739	23,055,655
#	Dillard’s, Inc., Class A	19,364	8,481,238
#	Dine Brands Global, Inc.	10,687	471,297
	Domino’s Pizza, Inc.	19,533	10,338,231
*	DoorDash, Inc., Class A	140,553	18,167,881
*	Dorman Products, Inc.	65,678	5,743,541
	DR Horton, Inc.	172,939	24,642,078
*	DraftKings, Inc., Class A	277,744	11,543,041
#*	Dream Finders Homes, Inc., Class A	29,784	1,057,332
#*	Duluth Holdings, Inc., Class B	17,989	75,734

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Duolingo, Inc.	16,346	$3,690,110
	eBay, Inc.	592,282	30,526,214
*	El Pollo Loco Holdings, Inc.	59,762	509,172
*	Envela Corp.	829	3,556
	Escalade, Inc.	37,461	466,764
#	Ethan Allen Interiors, Inc.	73,014	2,061,915
*	Etsy, Inc.	86,315	5,927,251
#*	European Wax Center, Inc., Class A	25,824	303,690
*	Everi Holdings, Inc.	13,173	107,623
*	Expedia Group, Inc.	125,135	16,846,925
*	Figs, Inc., Class A	285,971	1,461,312
#*	First Watch Restaurant Group, Inc.	136,243	3,476,921
*	Five Below, Inc.	87,336	12,780,750
	Flanigan’s Enterprises, Inc.	2,891	75,918
#	Flexsteel Industries, Inc.	20,065	661,342
*	Floor & Decor Holdings, Inc., Class A	109,958	12,131,666
#	Foot Locker, Inc.	118,464	2,469,974
	Ford Motor Co.	2,477,365	30,099,985
*	Fox Factory Holding Corp.	100,175	3,898,811
*	Frontdoor, Inc.	165,928	5,092,330
#*	Full House Resorts, Inc.	23,954	122,165
#*	Funko, Inc., Class A	39,642	241,420
#*	GameStop Corp., Class A	33,613	372,768
	Gap, Inc.	394,554	8,096,248
	Garmin Ltd.	161,695	23,360,077
*	Garrett Motion, Inc.	30,020	286,991
	General Motors Co.	804,089	35,806,083
*	Genesco, Inc.	21,975	556,187
	Gentex Corp.	471,555	16,174,337
*	Gentherm, Inc.	81,222	4,107,397
	Genuine Parts Co.	187,569	29,487,723
#*	G-III Apparel Group Ltd.	188,862	5,316,465
	Golden Entertainment, Inc.	2,500	80,125
#*	Good Times Restaurants, Inc.	1,690	4,512
*	Goodyear Tire & Rubber Co.	590,434	7,061,591
#*	GoPro, Inc., Class A	164,679	284,895
	Graham Holdings Co., Class B	10,234	7,177,821
*	Grand Canyon Education, Inc.	88,811	11,547,206
*	Green Brick Partners, Inc.	15,871	859,097
	Group 1 Automotive, Inc.	38,554	11,335,647
#*	GrowGeneration Corp.	84,153	251,617
#	Guess?, Inc.	154,630	4,140,991
#	H&R Block, Inc.	271,991	12,846,135
#*	Hall of Fame Resort & Entertainment Co.	1,008	3,145
	Hamilton Beach Brands Holding Co., Class A	27,412	557,560
#*	Hanesbrands, Inc.	525,856	2,397,903
	Harley-Davidson, Inc.	241,058	8,289,985
#	Hasbro, Inc.	202,860	12,435,318
	Haverty Furniture Cos., Inc.	53,102	1,635,542
#	Haverty Furniture Cos., Inc., Class A	2,523	71,767
#*	Helen of Troy Ltd.	60,409	5,600,518
	Hibbett, Inc.	27,488	2,370,565
*	Hilton Grand Vacations, Inc.	101,621	4,231,498
	Hilton Worldwide Holdings, Inc.	61,468	12,126,407
*	Holley, Inc.	24,942	100,267
	Home Depot, Inc.	543,803	181,749,839
	Hooker Furnishings Corp.	45,153	767,601
*	Hovnanian Enterprises, Inc., Class A	300	44,349
	Hyatt Hotels Corp., Class A	43,346	6,449,451

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Installed Building Products, Inc.	62,161	$14,653,213
	International Game Technology PLC	98,836	1,951,023
*	J Jill, Inc.	1,647	41,043
	Jack in the Box, Inc.	29,986	1,711,301
*	JAKKS Pacific, Inc.	20,620	389,924
	Jerash Holdings U.S., Inc.	8,736	27,082
	Johnson Outdoors, Inc., Class A	21,439	879,213
#	KB Home	157,600	10,206,176
#	Kohl’s Corp.	126,055	3,017,757
#	Kontoor Brands, Inc.	90,594	5,622,264
#	Krispy Kreme, Inc.	116,161	1,469,437
#*	Kura Sushi USA, Inc., Class A	12,661	1,393,723
	Lakeland Industries, Inc.	30,717	508,366
*	Lands’ End, Inc.	76,251	1,043,114
#*	Landsea Homes Corp.	33,937	391,972
	Las Vegas Sands Corp.	212,051	9,406,582
*	Latham Group, Inc.	9,398	26,314
	Laureate Education, Inc.	116,956	1,695,862
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	126,564	4,156,362
#*	Lazydays Holdings, Inc.	11,759	41,627
#	LCI Industries	77,616	8,070,512
	Lear Corp.	118,491	14,914,462
*	Legacy Housing Corp.	6,904	140,634
	Leggett & Platt, Inc.	82,117	1,483,854
	Lennar Corp., Class A	264,168	40,053,152
	Lennar Corp., Class B	31,301	4,394,347
#	Levi Strauss & Co., Class A	117,334	2,489,827
*	LGI Homes, Inc.	69,991	6,294,291
#*	Life Time Group Holdings, Inc.	92,952	1,269,724
	Lifetime Brands, Inc.	51,471	470,445
*	Light & Wonder, Inc.	120,879	10,789,660
#*	Lincoln Educational Services Corp.	56,293	600,083
#*	Lindblad Expeditions Holdings, Inc.	4,794	35,188
	Lithia Motors, Inc.	52,671	13,398,449
*	Live Ventures, Inc.	1,591	40,634
	LKQ Corp.	289,834	12,500,540
*	LL Flooring Holdings, Inc.	28,750	45,425
#*	Lovesac Co.	41,627	923,287
	Lowe’s Cos., Inc.	110,465	25,184,915
#*	Lucid Group, Inc.	273,625	697,744
*	Lululemon Athletica, Inc.	65,775	23,718,465
*	M/I Homes, Inc.	73,907	8,589,472
	Macy’s, Inc.	751,364	13,847,639
*	Malibu Boats, Inc., Class A	65,250	2,219,805
#	Marine Products Corp.	32,828	352,901
#*	MarineMax, Inc.	24,410	602,195
	Marriott International, Inc., Class A	59,982	14,163,550
	Marriott Vacations Worldwide Corp.	82,271	7,907,066
*	MasterCraft Boat Holdings, Inc.	36,758	743,614
*	Mattel, Inc.	409,018	7,493,210
	McDonald’s Corp.	168,336	45,962,461
	Meritage Homes Corp.	105,802	17,535,623
*	MGM Resorts International	257,788	10,167,159
#*	Mister Car Wash, Inc.	14,357	96,048
*	Modine Manufacturing Co.	142,259	13,177,451
*	Mohawk Industries, Inc.	58,368	6,730,998
	Monarch Casino & Resort, Inc.	6,743	456,973
#	Monro, Inc.	49,706	1,354,489

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Motorcar Parts of America, Inc.	28,158	$159,937
#	Movado Group, Inc.	33,191	845,375
	Murphy USA, Inc.	43,490	17,997,032
	Nathan’s Famous, Inc.	8,885	574,060
*	National Vision Holdings, Inc.	93,240	1,624,241
*	Nephros, Inc.	1,194	2,710
	Newell Brands, Inc.	245,691	1,950,787
	NIKE, Inc., Class B	437,130	40,329,614
	Nobility Homes, Inc.	2,557	85,979
#	Nordstrom, Inc.	333,472	6,339,303
#*	Norwegian Cruise Line Holdings Ltd.	595,762	11,271,817
*	NVR, Inc.	4,676	34,784,063
*	ODP Corp.	119,271	6,072,087
*	Ollie’s Bargain Outlet Holdings, Inc.	105,157	7,691,183
#*	ONE Group Hospitality, Inc.	81,299	435,763
*	OneSpaWorld Holdings Ltd.	184,574	2,347,781
#*	OneWater Marine, Inc., Class A	15,651	324,132
*	O’Reilly Automotive, Inc.	11,414	11,565,350
#	Oxford Industries, Inc.	44,371	4,782,306
#	Papa John’s International, Inc.	49,539	3,056,061
#	Patrick Industries, Inc.	51,481	5,379,250
#*	Penn Entertainment, Inc.	173,233	2,865,274
	Penske Automotive Group, Inc.	213,809	32,693,534
	Perdoceo Education Corp.	192,038	3,514,295
#	PetMed Express, Inc.	12,769	50,438
	Phinia, Inc.	78,873	3,076,047
*	Planet Fitness, Inc., Class A	113,010	6,762,518
*	Playa Hotels & Resorts NV	368,601	3,317,409
	Polaris, Inc.	127,470	10,855,345
	Pool Corp.	32,684	11,848,931
*	Portillo’s, Inc., Class A	60,484	741,534
*	Potbelly Corp.	41,352	421,377
	PulteGroup, Inc.	359,535	40,059,390
	PVH Corp.	72,946	7,936,525
#*	QuantumScape Corp.	147,167	797,645
	Ralph Lauren Corp.	58,151	9,515,830
	RCI Hospitality Holdings, Inc.	15,909	807,541
#*	Red Robin Gourmet Burgers, Inc.	3,643	27,505
	Red Rock Resorts, Inc., Class A	140,814	7,480,040
#*	Restoration Hardware, Inc.	32,866	8,119,545
#*	Revolve Group, Inc.	73,440	1,462,190
#*	Rivian Automotive, Inc., Class A	225,702	2,008,748
	Rocky Brands, Inc.	18,710	482,157
	Ross Stores, Inc.	256,716	33,257,558
*	Royal Caribbean Cruises Ltd.	327,175	45,683,445
*	RumbleON, Inc., Class B	3,285	16,951
#*	Sabre Corp.	90,548	259,873
*	Sally Beauty Holdings, Inc.	229,341	2,488,350
	Service Corp. International	375,334	26,915,201
*	Shake Shack, Inc., Class A	35,536	3,761,486
	SharkNinja, Inc.	75,642	4,862,268
#	Shoe Carnival, Inc.	81,251	2,717,033
#	Signet Jewelers Ltd.	131,114	12,853,105
*	Six Flags Entertainment Corp.	108,535	2,559,255
*	Skechers USA, Inc., Class A	264,662	17,480,925
*	Skyline Champion Corp.	140,783	10,557,317
*	Sleep Number Corp.	50,884	677,266
#	Smith & Wesson Brands, Inc.	165,557	2,809,502
#*	Soho House & Co., Inc.	2,539	13,228

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Sonic Automotive, Inc., Class A	56,247	$3,253,326
*	Sonos, Inc.	168,396	2,845,892
#*	Sportsman’s Warehouse Holdings, Inc.	92,413	295,722
#	Standard Motor Products, Inc.	46,749	1,500,643
	Starbucks Corp.	261,927	23,177,920
	Steven Madden Ltd.	183,941	7,433,056
#*	Stitch Fix, Inc., Class A	54,328	115,175
*	Stoneridge, Inc.	85,748	1,284,505
	Strategic Education, Inc.	66,104	7,591,383
*	Strattec Security Corp.	8,355	190,160
#*	Stride, Inc.	138,789	9,264,166
	Superior Group of Cos., Inc.	53,996	878,515
*	Superior Industries International, Inc.	55,341	206,975
#*	Sweetgreen, Inc., Class A	206,695	4,644,437
*»	Tandy Leather Factory, Inc.	825	3,919
	Tapestry, Inc.	465,667	18,589,427
*	Taylor Morrison Home Corp.	329,873	18,476,187
	Tempur Sealy International, Inc.	338,549	16,947,763
*	Tesla, Inc.	369,857	67,787,391
	Texas Roadhouse, Inc.	97,743	15,715,120
#	Thor Industries, Inc.	102,424	10,182,994
*	Tile Shop Holdings, Inc.	41,144	276,488
#*	Tilly’s, Inc., Class A	58,190	353,213
	TJX Cos., Inc.	751,565	70,714,751
	Toll Brothers, Inc.	226,263	26,950,186
*	TopBuild Corp.	82,207	33,266,707
*	Topgolf Callaway Brands Corp.	274,932	4,404,411
#	Tractor Supply Co.	124,735	34,062,634
	Travel & Leisure Co.	126,253	5,497,056
#*	Tri Pointe Homes, Inc.	280,735	10,345,085
*	Ulta Beauty, Inc.	54,211	21,946,781
#*	Under Armour, Inc., Class A	386,344	2,600,095
#*	Under Armour, Inc., Class C	424,133	2,765,347
*	Unifi, Inc.	57,679	344,344
*	United Parks & Resorts, Inc.	155,945	7,925,125
*	Universal Electronics, Inc.	9,434	106,510
*	Universal Technical Institute, Inc.	110,279	1,678,446
	Upbound Group, Inc.	150,112	4,654,973
*	Urban Outfitters, Inc.	275,313	10,726,194
	Vail Resorts, Inc.	54,873	10,391,300
*	Valvoline, Inc.	255,713	10,872,917
*	Vera Bradley, Inc.	59,400	391,446
#	VF Corp.	227,735	2,837,578
#*	Victoria’s Secret & Co.	65,038	1,145,970
#*	Vince Holding Corp.	450	896
*	Vista Outdoor, Inc.	183,916	6,453,612
*	Visteon Corp.	55,214	6,108,325
#*	VOXX International Corp.	82,262	485,346
#*	Warby Parker, Inc., Class A	177,922	2,088,804
	Wendy’s Co.	508,517	10,165,255
	Weyco Group, Inc.	23,535	690,752
#	Whirlpool Corp.	55,958	5,308,176
	Williams-Sonoma, Inc.	94,677	27,151,470
#	Wingstop, Inc.	34,825	13,400,312
	Winmark Corp.	1,714	615,874
#	Winnebago Industries, Inc.	85,156	5,243,906
#	Wolverine World Wide, Inc.	86,866	932,941
#	Worthington Enterprises, Inc.	126,194	7,213,249
	Wyndham Hotels & Resorts, Inc.	144,478	10,620,578

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wynn Resorts Ltd.	67,368	$6,174,277
#*	XPEL, Inc.	15,360	807,168
#*	YETI Holdings, Inc.	119,559	4,270,647
	Yum! Brands, Inc.	119,667	16,902,964
*	Zumiez, Inc.	57,201	983,857

TOTAL CONSUMER DISCRETIONARY			3,202,957,127

CONSUMER STAPLES — (5.9%)
	Albertsons Cos., Inc., Class A	572,441	11,677,796
#	Alico, Inc.	18,723	522,559
	Altria Group, Inc.	515,625	22,589,531
	Andersons, Inc.	98,966	5,437,192
#	B&G Foods, Inc.	65,915	731,656
*	BellRing Brands, Inc.	156,423	8,629,857
*	BJ’s Wholesale Club Holdings, Inc.	239,975	17,921,333
*	Boston Beer Co., Inc., Class A	24,084	6,705,226
*	Bridgford Foods Corp.	11,491	121,345
#	Brown-Forman Corp., Class A	59,147	2,902,343
	Brown-Forman Corp., Class B	308,975	14,784,454
	Bunge Global SA	257,076	26,160,054
#	Calavo Growers, Inc.	50,096	1,350,087
	Cal-Maine Foods, Inc.	102,792	5,687,481
	Campbell Soup Co.	250,611	11,455,429
	Casey’s General Stores, Inc.	75,021	23,975,211
#*	Celsius Holdings, Inc.	165,187	11,772,877
#*	Central Garden & Pet Co.	36,639	1,500,367
*	Central Garden & Pet Co., Class A	177,144	6,276,212
#*	Chefs’ Warehouse, Inc.	77,718	2,570,911
	Church & Dwight Co., Inc.	190,258	20,526,936
	Clorox Co.	81,258	12,015,620
	Coca-Cola Co.	2,221,306	137,210,072
	Coca-Cola Consolidated, Inc.	22,037	18,202,562
	Colgate-Palmolive Co.	335,246	30,815,812
	Conagra Brands, Inc.	202,440	6,231,103
	Constellation Brands, Inc., Class A	93,372	23,666,067
	Costco Wholesale Corp.	139,674	100,970,335
*	Coty, Inc., Class A	737,997	8,442,686
*	Darling Ingredients, Inc.	257,402	10,906,123
	Dole PLC	4,657	56,676
	Dollar General Corp.	169,194	23,550,113
*	Dollar Tree, Inc.	226,840	26,823,830
#*	Duckhorn Portfolio, Inc.	142,988	1,211,108
	Edgewell Personal Care Co.	88,316	3,322,448
*	elf Beauty, Inc.	31,626	5,140,174
#	Energizer Holdings, Inc.	64,946	1,865,249
	Estee Lauder Cos., Inc., Class A	45,681	6,701,859
	Flowers Foods, Inc.	629,426	15,697,884
#*	Forafric Global PLC	2,321	23,837
	Fresh Del Monte Produce, Inc.	105,986	2,710,062
*	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	82,101	8,708,453
	General Mills, Inc.	435,445	30,681,455
*	Grocery Outlet Holding Corp.	175,202	4,549,996
#*	Hain Celestial Group, Inc.	99,955	613,724
#*	Herbalife Ltd.	84,000	726,600
	Hershey Co.	140,242	27,195,729
#*	HF Foods Group, Inc.	24,820	72,474
*	Honest Co., Inc.	64,054	192,803
	Hormel Foods Corp.	329,036	11,700,520

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingles Markets, Inc., Class A	34,648	$2,485,994
	Ingredion, Inc.	141,457	16,209,558
	Inter Parfums, Inc.	56,770	6,606,893
#	J & J Snack Foods Corp.	43,923	6,030,189
	J M Smucker Co.	101,673	11,677,144
	John B Sanfilippo & Son, Inc.	26,335	2,625,599
	Kellanova	421,774	24,403,844
	Kenvue, Inc.	1,956,600	36,823,212
	Keurig Dr Pepper, Inc.	195,851	6,600,179
	Kimberly-Clark Corp.	175,136	23,911,318
	Kraft Heinz Co.	339,135	13,094,002
	Kroger Co.	1,328,188	73,555,051
#	Lamb Weston Holdings, Inc.	180,850	15,072,039
	Lancaster Colony Corp.	48,853	9,321,641
#	Lifevantage Corp.	21,105	128,740
*	Lifeway Foods, Inc.	25,136	514,031
#	Limoneira Co.	26,286	519,937
*	Mama’s Creations, Inc.	9,034	53,662
	Mannatech, Inc.	462	3,927
	McCormick & Co., Inc.	211,272	16,069,348
#	McCormick & Co., Inc.	6,660	503,132
#	Medifast, Inc.	33,574	924,292
#	MGP Ingredients, Inc.	59,962	4,703,419
#*	Mission Produce, Inc.	76,086	863,576
	Molson Coors Beverage Co., Class B	169,487	9,704,826
	Mondelez International, Inc., Class A	545,190	39,220,969
*	Monster Beverage Corp.	166,864	8,918,881
*	National Beverage Corp.	155,337	6,912,496
*	Natural Alternatives International, Inc.	16,951	105,944
	Natural Grocers by Vitamin Cottage, Inc.	64,864	1,061,175
#	Natural Health Trends Corp.	16,960	113,971
*	Nature’s Sunshine Products, Inc.	53,859	1,047,558
	Nu Skin Enterprises, Inc., Class A	64,845	762,577
	Oil-Dri Corp. of America	13,370	925,872
	PepsiCo, Inc.	986,623	173,556,852
*	Performance Food Group Co.	154,255	10,470,829
	Philip Morris International, Inc.	291,355	27,661,244
*	Pilgrim’s Pride Corp.	210,164	7,570,107
*	Post Holdings, Inc.	139,048	14,759,945
	PriceSmart, Inc.	57,087	4,600,641
	Procter & Gamble Co.	1,475,717	240,837,014
	Reynolds Consumer Products, Inc.	63,076	1,805,866
*	Rocky Mountain Chocolate Factory, Inc.	12,203	44,541
	Seaboard Corp.	1,382	4,574,572
*	Seneca Foods Corp., Class A	23,166	1,345,713
*»	Seneca Foods Corp., Class B	2,299	135,411
*	Simply Good Foods Co.	239,708	8,737,357
	SpartanNash Co.	57,052	1,089,123
#	Spectrum Brands Holdings, Inc.	111,461	9,125,312
*	Sprouts Farmers Market, Inc.	315,552	20,835,899
	Sysco Corp.	382,270	28,410,306
	Target Corp.	430,413	69,287,885
#	Tootsie Roll Industries, Inc.	93,767	2,785,818
#*	TreeHouse Foods, Inc.	103,603	3,890,293
	Turning Point Brands, Inc.	34,100	983,444
	Tyson Foods, Inc., Class A	317,209	19,238,726
*	U.S. Foods Holding Corp.	436,345	21,926,336
#*	United Natural Foods, Inc.	132,675	1,184,788
	United-Guardian, Inc.	4,655	38,916

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Universal Corp.	71,206	$3,662,125
*	USANA Health Sciences, Inc.	44,640	1,853,453
#	Utz Brands, Inc.	138,417	2,495,659
	Vector Group Ltd.	209,114	2,164,330
	Village Super Market, Inc., Class A	27,555	770,713
#*	Vita Coco Co., Inc.	36,374	881,706
*	Vital Farms, Inc.	22,960	614,410
	Walgreens Boots Alliance, Inc.	137,307	2,434,453
	Walmart, Inc.	2,286,919	135,728,643
#	WD-40 Co.	29,801	6,738,900
#	Weis Markets, Inc.	64,746	4,087,415
#*	Whole Earth Brands, Inc.	3,012	14,518
*	Willamette Valley Vineyards, Inc.	6,260	26,229
#	WK Kellogg Co.	85,489	1,995,313

TOTAL CONSUMER STAPLES			1,903,144,032

ENERGY — (6.3%)
	Adams Resources & Energy, Inc.	7,057	208,182
#*	Amplify Energy Corp.	68,493	483,561
	Antero Midstream Corp.	855,022	11,833,504
#*	Antero Resources Corp.	332,581	11,311,080
	APA Corp.	604,889	19,017,710
	Archrock, Inc.	705,372	13,536,089
	Ardmore Shipping Corp.	125,062	2,094,788
	Baker Hughes Co.	539,447	17,596,761
	Barnwell Industries, Inc.	1,214	3,502
#*	Battalion Oil Corp.	7,657	39,280
	Berry Corp.	148,836	1,263,618
*	Bristow Group, Inc.	54,061	1,422,345
#	Cactus, Inc., Class A	116,416	5,778,890
#	California Resources Corp.	108,418	5,730,975
#*	Centrus Energy Corp., Class A	14,263	612,311
	ChampionX Corp.	339,701	11,403,763
	Cheniere Energy, Inc.	274,292	43,288,763
#	Chesapeake Energy Corp.	274,023	24,629,187
	Chevron Corp.	1,182,652	190,726,288
	Chord Energy Corp.	5,047	893,218
	Civitas Resources, Inc.	1,368	98,441
#*	Clean Energy Fuels Corp.	536,130	1,243,822
#*	CNX Resources Corp.	605,909	14,250,980
#	Comstock Resources, Inc.	277,535	2,792,002
	ConocoPhillips	1,162,116	145,985,012
	CONSOL Energy, Inc.	68,653	5,681,722
#	Core Laboratories, Inc.	29,596	467,617
	Coterra Energy, Inc.	1,361,926	37,262,295
	Crescent Energy Co., Class A	17,524	186,455
#	CVR Energy, Inc.	175,965	5,345,817
	Delek U.S. Holdings, Inc.	176,777	4,831,315
	Devon Energy Corp.	809,240	41,416,903
	DHT Holdings, Inc.	495,445	5,657,982
	Diamondback Energy, Inc.	239,947	48,260,540
*	DMC Global, Inc.	38,071	603,425
	Dorian LPG Ltd.	125,558	5,188,057
*	Dril-Quip, Inc.	89,778	1,632,164
*	DT Midstream, Inc.	139,475	8,675,345
*	Encore Energy Corp.	11,862	52,311
	Energy Services of America Corp.	19,547	135,265
	EnLink Midstream LLC	657,349	9,018,828
	EOG Resources, Inc.	427,861	56,533,274

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Epsilon Energy Ltd.	67,458	$365,622
#	EQT Corp.	408,230	16,365,941
#	Evolution Petroleum Corp.	56,061	302,729
	Excelerate Energy, Inc., Class A	1,403	23,655
#*	Expro Group Holdings NV	191,082	3,584,698
	Exxon Mobil Corp.	2,780,914	328,898,699
*	Forum Energy Technologies, Inc.	7,048	131,445
	FutureFuel Corp.	105,943	574,211
*	Geospace Technologies Corp.	35,517	431,532
	Granite Ridge Resources, Inc.	6,227	40,600
*	Green Plains, Inc.	148,313	3,065,630
*	Gulf Island Fabrication, Inc.	26,657	183,933
*	Gulfport Energy Corp.	23,699	3,761,268
#*	Hallador Energy Co.	50,688	259,016
	Halliburton Co.	1,308,160	49,016,755
*	Helix Energy Solutions Group, Inc.	472,602	5,075,745
#	Helmerich & Payne, Inc.	221,248	8,701,684
	Hess Corp.	304,941	48,025,158
	HF Sinclair Corp.	407,621	22,113,439
	International Seaways, Inc.	116,321	6,431,388
	Kinder Morgan, Inc.	885,191	16,181,291
#	Kinetik Holdings, Inc.	21,971	842,368
#*	Kosmos Energy Ltd.	554,056	3,141,498
#	Liberty Energy, Inc.	474,282	10,434,204
#*	Lightbridge Corp.	5,228	12,965
#	Magnolia Oil & Gas Corp., Class A	450,869	11,303,286
#*	Mammoth Energy Services, Inc.	14,869	48,324
	Marathon Oil Corp.	882,648	23,699,099
	Marathon Petroleum Corp.	290,066	52,710,794
#	Matador Resources Co.	306,779	19,112,332
#*	Mexco Energy Corp.	305	3,782
	Murphy Oil Corp.	385,279	17,198,855
#*	Nabors Industries Ltd.	12,087	870,627
	NACCO Industries, Inc., Class A	14,843	408,776
*	Natural Gas Services Group, Inc.	45,446	1,003,448
*	NCS Multistage Holdings, Inc.	1,988	32,603
#	New Fortress Energy, Inc.	198,513	5,201,041
*	Newpark Resources, Inc.	316,153	2,194,102
#*	Nine Energy Service, Inc.	7,286	15,738
	Noble Corp. PLC	15,319	679,857
#	Nordic American Tankers Ltd.	598,283	2,333,304
#	Northern Oil & Gas, Inc.	210,865	8,601,183
	NOV, Inc.	278,390	5,147,431
	Occidental Petroleum Corp.	810,090	53,579,353
#*	Oceaneering International, Inc.	142,583	3,266,577
*	Oil States International, Inc.	87,644	349,700
	ONEOK, Inc.	501,921	39,711,990
	Overseas Shipholding Group, Inc., Class A	94,096	572,104
	Ovintiv, Inc.	363,557	18,657,745
*	Par Pacific Holdings, Inc.	125,529	3,866,293
	Patterson-UTI Energy, Inc.	41,297	446,834
	PBF Energy, Inc., Class A	319,764	17,033,828
#	Peabody Energy Corp.	298,620	6,551,723
#	Permian Resources Corp.	562,767	9,426,347
	Phillips 66	262,444	37,584,605
	PHX Minerals, Inc.	62,833	210,491
	Pioneer Natural Resources Co.	161,301	43,441,585
*	PrimeEnergy Resources Corp.	3,139	321,622
#*	ProPetro Holding Corp.	317,971	2,772,707

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Range Resources Corp.	509,975	$18,313,202
	Ranger Energy Services, Inc.	26,959	265,277
*	REX American Resources Corp.	49,589	2,743,759
#	RPC, Inc.	404,531	2,706,312
	SandRidge Energy, Inc.	53,216	729,059
	Schlumberger NV	910,020	43,207,750
	Scorpio Tankers, Inc.	152,708	10,744,535
*	SEACOR Marine Holdings, Inc.	62,145	759,412
*	Seadrill Ltd.	22,402	1,087,617
	Select Water Solutions, Inc.	298,551	2,758,611
	SFL Corp. Ltd.	385,924	5,144,367
#*	SilverBow Resources, Inc.	17,606	540,856
	Sitio Royalties Corp., Class A	16,723	388,643
	SM Energy Co.	329,461	15,975,564
	Solaris Oilfield Infrastructure, Inc., Class A	84,986	748,727
*	Southwestern Energy Co.	2,152,272	16,120,517
*	Stabilis Solutions, Inc.	3,403	13,986
#*	Talos Energy, Inc.	154,916	2,041,793
	Targa Resources Corp.	339,356	38,706,945
	TechnipFMC PLC	591,475	15,153,589
*	Teekay Corp.	107,206	784,748
	Teekay Tankers Ltd., Class A	86,293	5,028,293
*	TETRA Technologies, Inc.	154,703	663,676
	Texas Pacific Land Corp.	14,515	8,364,994
#*	Tidewater, Inc.	129,063	11,854,437
*	TOP Ships, Inc.	1,424	17,871
#*	Transocean Ltd.	1,175,080	6,133,918
*	U.S. Silica Holdings, Inc.	216,826	3,345,625
#*	Uranium Energy Corp.	755,486	5,099,530
*	Valaris Ltd.	142,409	9,265,130
	Valero Energy Corp.	356,609	57,011,081
#*	Vital Energy, Inc.	50,630	2,684,403
#	Vitesse Energy, Inc.	60,861	1,350,506
#	W&T Offshore, Inc.	89,838	202,136
*	Weatherford International PLC	130,226	16,098,538
	Williams Cos., Inc.	1,173,315	45,008,363
	World Kinect Corp.	151,220	3,553,670

TOTAL ENERGY			2,028,134,387

FINANCIALS — (15.4%)
	1st Source Corp.	68,006	3,373,098
#*	Acacia Research Corp.	157,643	767,721
	ACNB Corp.	15,047	489,629
	Affiliated Managers Group, Inc.	68,763	10,733,904
*	Affinity Bancshares, Inc.	10,451	174,950
#*	Affirm Holdings, Inc.	304,702	9,713,900
	Aflac, Inc.	404,788	33,860,516
#	Alerus Financial Corp.	5,995	118,102
	Allstate Corp.	232,539	39,545,582
	Ally Financial, Inc.	643,804	24,689,883
	Amalgamated Financial Corp.	57,685	1,415,590
#	A-Mark Precious Metals, Inc.	55,214	2,212,425
*	Ambac Financial Group, Inc.	109,792	1,586,494
	Amerant Bancorp, Inc.	44,718	968,592
*	American Coastal Insurance Corp., Class C	6,725	70,411
	American Express Co.	310,185	72,592,596
	American Financial Group, Inc.	164,262	20,984,471
	American International Group, Inc.	509,460	38,367,433
	Ameriprise Financial, Inc.	115,996	47,765,993

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ameris Bancorp	201,627	$9,573,250
	AMERISAFE, Inc.	47,477	2,164,951
	AmeriServ Financial, Inc.	21,821	52,807
#	Ames National Corp.	18,524	356,587
	Aon PLC, Class A	48,339	13,632,081
	Apollo Global Management, Inc.	158,216	17,147,450
*	Arch Capital Group Ltd.	457,069	42,754,234
	Ares Management Corp., Class A	57,354	7,633,244
	Arrow Financial Corp.	25,404	565,747
	Arthur J Gallagher & Co.	95,579	22,431,436
#	Artisan Partners Asset Management, Inc., Class A	130,939	5,359,333
*	AssetMark Financial Holdings, Inc.	6,478	219,021
	Associated Banc-Corp.	356,087	7,502,753
	Associated Capital Group, Inc., Class A	6,051	196,597
	Assurant, Inc.	111,499	19,445,426
	Assured Guaranty Ltd.	158,965	12,192,616
	Atlantic American Corp.	17,563	34,775
	Atlantic Union Bankshares Corp.	177,427	5,636,856
*	Atlanticus Holdings Corp.	41,723	1,103,573
	Auburn National BanCorp, Inc.	6,204	114,836
*	AvidXchange Holdings, Inc.	443,710	5,173,659
	Axis Capital Holdings Ltd.	214,878	13,178,468
*	Axos Financial, Inc.	162,440	8,221,088
	B Riley Financial, Inc.	15,134	520,610
#	Banc of California, Inc.	108,313	1,482,805
	BancFirst Corp.	89,908	8,017,096
*	Bancorp, Inc.	149,769	4,484,084
	Bank of America Corp.	3,352,939	124,092,272
#	Bank of Hawaii Corp.	66,854	3,789,953
	Bank of Marin Bancorp	11,654	167,351
	Bank of New York Mellon Corp.	389,555	22,005,962
	Bank of NT Butterfield & Son Ltd.	128,379	4,364,886
	Bank of the James Financial Group, Inc.	8,408	85,593
	Bank OZK	283,976	12,679,528
	Bank7 Corp.	971	26,508
	BankFinancial Corp.	45,427	439,279
	BankUnited, Inc.	126,168	3,372,471
	Bankwell Financial Group, Inc.	11,752	269,473
	Banner Corp.	68,266	2,978,446
	Bar Harbor Bankshares	33,895	850,087
	BayCom Corp.	20,708	409,604
	BCB Bancorp, Inc.	30,018	282,770
*	Berkshire Hathaway, Inc., Class B	813,088	322,576,402
	Berkshire Hills Bancorp, Inc.	68,516	1,460,761
	BGC Group, Inc., Class A	827,412	6,478,636
	BlackRock, Inc.	55,831	42,132,306
	Blackstone, Inc.	115,421	13,459,243
*	Block, Inc.	133,150	9,719,950
#*	Blue Foundry Bancorp	13,116	112,011
#	Blue Ridge Bankshares, Inc.	2,343	5,858
	BOK Financial Corp.	127,845	11,343,687
	Bread Financial Holdings, Inc.	111,799	4,126,501
#	Bridge Investment Group Holdings, Inc., Class A	6,793	44,698
#*	Bridgewater Bancshares, Inc.	40,564	441,336
*	Brighthouse Financial, Inc.	52,344	2,525,598
	Brightsphere Investment Group, Inc.	115,744	2,574,147
	Brookline Bancorp, Inc.	141,014	1,170,416
	Brown & Brown, Inc.	280,664	22,885,343
*	BRP Group, Inc., Class A	84,557	2,252,598

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Business First Bancshares, Inc.	17,724	$357,848
*	BV Financial, Inc.	1,982	20,870
	Byline Bancorp, Inc.	37,626	815,355
#	C&F Financial Corp.	4,917	192,599
	Cadence Bank	242,217	6,702,144
*	California BanCorp	3,000	65,100
*»	California First Leasing Corp.	1,535	29,472
	Cambridge Bancorp	8,945	548,955
	Camden National Corp.	44,478	1,388,603
*	Cannae Holdings, Inc.	4,839	94,119
#*	Cantaloupe, Inc.	4,641	26,871
	Capital Bancorp, Inc.	3,878	75,233
	Capital City Bank Group, Inc.	44,492	1,179,928
	Capital One Financial Corp.	244,403	35,054,722
	Capitol Federal Financial, Inc.	159,357	760,133
#	Carlyle Group, Inc.	113,265	5,074,272
*	Carter Bankshares, Inc.	28,814	350,666
	Cass Information Systems, Inc.	33,230	1,435,204
	Cathay General Bancorp	197,794	6,812,025
	CB Financial Services, Inc.	747	16,591
	Cboe Global Markets, Inc.	76,244	13,811,601
#*»	CCUR Holdings, Inc.	4	10,400
	Central Pacific Financial Corp.	77,705	1,549,438
	CF Bankshares, Inc.	6,476	119,676
	Charles Schwab Corp.	818,013	60,492,061
	Chemung Financial Corp.	10,517	443,449
	Chubb Ltd.	207,711	51,645,263
	Cincinnati Financial Corp.	188,721	21,833,133
	Citigroup, Inc.	941,348	57,732,873
#	Citizens & Northern Corp.	26,602	453,564
	Citizens Community Bancorp, Inc.	24,520	269,720
	Citizens Financial Group, Inc.	468,322	15,974,463
	Citizens Financial Services, Inc.	916	37,006
#*	Citizens, Inc.	73,975	164,964
#	City Holding Co.	42,947	4,338,506
	Civista Bancshares, Inc.	20,799	297,010
	CME Group, Inc.	130,742	27,408,753
	CNA Financial Corp.	266	11,688
	CNB Financial Corp.	42,813	813,447
	CNO Financial Group, Inc.	170,411	4,486,922
*	Coastal Financial Corp.	36,581	1,414,953
	Codorus Valley Bancorp, Inc.	23,996	532,711
	Cohen & Co., Inc.	1,816	11,931
#	Cohen & Steers, Inc.	120,691	8,301,127
*	Coinbase Global, Inc., Class A	19,113	3,897,714
	Colony Bankcorp, Inc.	20,044	217,878
#*	Columbia Financial, Inc.	95,129	1,579,141
	Comerica, Inc.	162,802	8,167,776
	Commerce Bancshares, Inc.	277,985	15,200,220
#	Community Bank System, Inc.	129,466	5,595,521
	Community Trust Bancorp, Inc.	52,995	2,226,320
	Community West Bancshares	36,006	618,223
	ConnectOne Bancorp, Inc.	59,459	1,064,911
*	Consumer Portfolio Services, Inc.	175,197	1,499,686
	Corebridge Financial, Inc.	333,823	8,866,339
*	Corpay, Inc.	114,547	34,609,231
	Crawford & Co., Class A	92,887	861,991
	Crawford & Co., Class B	54,625	505,281
#*	Credit Acceptance Corp.	31,132	15,993,131

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	CrossFirst Bankshares, Inc.	60,281	$728,194
	Cullen/Frost Bankers, Inc.	103,752	10,825,484
*	Customers Bancorp, Inc.	91,419	4,175,106
	CVB Financial Corp.	284,803	4,653,681
#	Diamond Hill Investment Group, Inc.	6,829	1,019,023
#	Dime Community Bancshares, Inc.	55,104	1,002,893
	Discover Financial Services	394,452	49,988,902
	Donegal Group, Inc., Class A	81,739	1,098,572
	Donegal Group, Inc., Class B	5,678	73,644
*	Donnelley Financial Solutions, Inc.	98,704	6,196,637
	Eagle Bancorp Montana, Inc.	17,152	219,546
#	Eagle Bancorp, Inc.	113,900	2,106,011
	East West Bancorp, Inc.	247,667	18,448,715
	Eastern Bankshares, Inc.	33,470	420,383
#*	eHealth, Inc.	39,164	167,622
	Employers Holdings, Inc.	74,014	3,152,256
	Enact Holdings, Inc.	24,112	716,850
*	Encore Capital Group, Inc.	69,610	2,860,275
*	Enova International, Inc.	130,591	7,904,673
*	Enstar Group Ltd.	44,463	12,910,721
	Enterprise Bancorp, Inc.	18,101	439,854
	Enterprise Financial Services Corp.	69,380	2,637,134
	Equitable Holdings, Inc.	521,959	19,265,507
#	Equity Bancshares, Inc., Class A	30,585	1,018,786
	Erie Indemnity Co., Class A	32,299	12,359,535
	Esquire Financial Holdings, Inc.	19,785	931,082
	ESSA Bancorp, Inc.	19,001	307,816
	Essent Group Ltd.	223,155	11,820,520
*	Euronet Worldwide, Inc.	86,383	8,869,806
#	Evans Bancorp, Inc.	10,792	276,167
	Evercore, Inc., Class A	76,161	13,823,222
	Everest Group Ltd.	43,520	15,946,163
#	EVERTEC, Inc.	158,139	5,934,957
#*	EZCORP, Inc., Class A	158,564	1,741,033
#	F&G Annuities & Life, Inc.	32,157	1,216,178
	FactSet Research Systems, Inc.	32,998	13,756,536
#	Farmers & Merchants Bancorp, Inc.	11,118	227,919
	Farmers National Banc Corp.	52,650	622,850
	FB Financial Corp.	75,710	2,774,772
	Federal Agricultural Mortgage Corp., Class A	2,460	362,899
	Federal Agricultural Mortgage Corp., Class C	23,500	4,374,055
	Federated Hermes, Inc.	253,979	8,343,210
*	FFBW, Inc.	1,924	24,685
	Fidelity D&D Bancorp, Inc.	5,497	249,564
	Fidelity National Financial, Inc.	274,106	13,568,247
	Fidelity National Information Services, Inc.	268,347	18,226,128
	Fifth Third Bancorp	780,570	28,459,582
	Financial Institutions, Inc.	47,493	817,829
	Finward Bancorp	1,450	35,511
*	Finwise Bancorp	10,834	114,949
	First American Financial Corp.	261,334	13,999,662
	First BanCorp	714,381	12,323,072
	First Bancorp, Inc.	24,417	539,127
	First Bancorp/Southern Pines NC	106,131	3,227,444
	First Bancshares, Inc.	36,807	881,160
	First Bank	37,004	432,207
	First Busey Corp.	151,418	3,382,678
	First Business Financial Services, Inc.	26,280	869,080
#	First Capital, Inc.	6,938	190,795

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Citizens BancShares, Inc., Class A	19,901	$33,568,211
	First Commonwealth Financial Corp.	302,611	3,991,439
	First Community Bankshares, Inc.	54,654	1,813,420
#	First Community Corp.	15,125	250,016
	First Financial Bancorp	276,480	6,112,973
#	First Financial Bankshares, Inc.	237,955	7,033,950
	First Financial Corp.	30,359	1,105,371
	First Financial Northwest, Inc.	22,460	457,510
#	First Foundation, Inc.	82,181	450,352
#	First Guaranty Bancshares, Inc.	6,919	77,700
	First Hawaiian, Inc.	119,311	2,516,269
	First Horizon Corp.	278,785	4,159,472
	First Internet Bancorp	23,124	718,000
	First Interstate BancSystem, Inc., Class A	136,655	3,648,689
	First Merchants Corp.	98,592	3,294,945
	First Mid Bancshares, Inc.	29,513	913,722
	First National Corp.	4,665	68,855
	First Northwest Bancorp	16,112	165,148
	First of Long Island Corp.	12,815	121,358
#	First Savings Financial Group, Inc.	10,533	168,844
#	First U.S. Bancshares, Inc.	11,301	116,852
	First United Corp.	18,660	421,529
*	First Western Financial, Inc.	7,087	118,140
	FirstCash Holdings, Inc.	104,652	11,823,583
*	Fiserv, Inc.	218,222	33,315,953
	Five Star Bancorp	6,435	139,125
	Flushing Financial Corp.	70,925	781,594
*	Flywire Corp.	113,931	2,335,586
	FNB Corp.	624,416	8,329,709
	FNCB Bancorp, Inc.	19,566	108,200
	Franklin Financial Services Corp.	4,753	143,873
	Franklin Resources, Inc.	199,612	4,559,138
	FS Bancorp, Inc.	25,306	788,788
#	Fulton Financial Corp.	387,943	6,420,457
#*	FVCBankcorp, Inc.	11,784	135,634
*	Genworth Financial, Inc., Class A	857,855	5,087,080
#	German American Bancorp, Inc.	85,430	2,710,694
#	Glacier Bancorp, Inc.	239,098	8,650,566
	Global Payments, Inc.	155,375	19,075,389
	Globe Life, Inc.	150,636	11,473,944
	Goldman Sachs Group, Inc.	169,100	72,156,661
#*	Goosehead Insurance, Inc., Class A	11,073	630,164
	Great Southern Bancorp, Inc.	34,320	1,764,048
*	Green Dot Corp., Class A	49,352	431,830
	Greene County Bancorp, Inc.	4,267	125,535
#*	Greenlight Capital Re Ltd., Class A	64,412	780,673
	Guaranty Bancshares, Inc.	23,617	678,516
#	Hamilton Lane, Inc., Class A	53,044	5,926,076
	Hancock Whitney Corp.	212,086	9,626,584
	Hanmi Financial Corp.	52,342	800,833
	Hanover Insurance Group, Inc.	102,809	13,346,664
	HarborOne Bancorp, Inc.	87,349	884,845
	Hartford Financial Services Group, Inc.	528,605	51,216,538
#	Hawthorn Bancshares, Inc.	19,298	351,803
	HBT Financial, Inc.	6,344	117,079
#	HCI Group, Inc.	23,694	2,705,381
	Heartland Financial USA, Inc.	58,924	2,481,290
#	Hennessy Advisors, Inc.	19,696	134,721
	Heritage Commerce Corp.	119,884	951,879

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Heritage Financial Corp.	56,578	$1,003,694
*	Heritage Global, Inc.	61,940	152,372
*	Heritage Insurance Holdings, Inc.	80,688	823,824
	Hilltop Holdings, Inc.	272,040	7,959,890
	Hingham Institution For Savings The	3,887	656,514
	HMN Financial, Inc.	11,368	226,223
	Home Bancorp, Inc.	16,661	583,135
	Home BancShares, Inc.	388,225	9,193,168
	Home Federal Bancorp, Inc. of Louisiana	5,228	60,645
	HomeStreet, Inc.	11,934	146,192
	HomeTrust Bancshares, Inc.	14,545	373,807
	Hope Bancorp, Inc.	172,493	1,728,380
	Horace Mann Educators Corp.	120,036	4,424,527
	Horizon Bancorp, Inc.	115,691	1,328,133
	Houlihan Lokey, Inc.	98,343	12,537,749
	Huntington Bancshares, Inc.	1,813,776	24,431,563
#*	I3 Verticals, Inc., Class A	22,536	511,793
#*	ICC Holdings, Inc.	4,514	72,134
	IF Bancorp, Inc.	6,461	106,607
	Independent Bank Corp.	92,173	4,630,772
	Independent Bank Corp.	57,880	1,436,003
	Independent Bank Group, Inc.	47,050	1,752,142
	Interactive Brokers Group, Inc., Class A	17,006	1,957,731
	Intercontinental Exchange, Inc.	195,418	25,162,022
	International Bancshares Corp.	202,040	11,243,526
*	International Money Express, Inc.	41,282	835,135
	Invesco Ltd.	340,641	4,826,883
	Investar Holding Corp.	14,748	245,997
	Investors Title Co.	4,936	791,882
	Jack Henry & Associates, Inc.	89,221	14,515,365
#	Jackson Financial, Inc., Class A	88,168	6,023,638
	James River Group Holdings Ltd.	32,248	286,685
	Janus Henderson Group PLC	330,070	10,304,785
	Jefferies Financial Group, Inc.	413,368	17,799,626
	JPMorgan Chase & Co.	1,819,978	348,962,582
	Kearny Financial Corp.	155,027	837,146
	Kemper Corp.	159,662	9,309,891
#	Kentucky First Federal Bancorp	16,790	65,313
	KeyCorp	788,337	11,423,003
*	Kingstone Cos., Inc.	3,970	18,461
	Kinsale Capital Group, Inc.	24,672	8,962,104
	KKR & Co., Inc.	220,163	20,490,570
*	Lake Shore Bancorp, Inc.	8,295	96,305
	Lakeland Bancorp, Inc.	74,207	904,583
#	Lakeland Financial Corp.	75,606	4,443,365
#	Landmark Bancorp, Inc.	13,195	237,510
#	LCNB Corp.	26,961	380,150
*	LendingClub Corp.	140,601	1,057,320
#*	LendingTree, Inc.	5,593	269,974
	Lincoln National Corp.	308,899	8,423,676
	LINKBANCORP, Inc.	11,147	73,905
	Live Oak Bancshares, Inc.	126,456	4,087,058
#*	loanDepot, Inc., Class A	15,652	32,556
	Loews Corp	300,622	22,591,743
	LPL Financial Holdings, Inc.	108,895	29,306,911
	M&T Bank Corp.	123,143	17,780,618
	Macatawa Bank Corp.	74,151	1,038,114
	Magyar Bancorp, Inc.	10,743	122,363
#*	Maiden Holdings Ltd.	192,863	401,155

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	MainStreet Bancshares, Inc.	3,548	$54,178
*	Markel Group, Inc.	14,157	20,646,569
	MarketAxess Holdings, Inc.	26,704	5,343,203
*	Marqeta, Inc., Class A	739,303	4,103,132
	Marsh & McLennan Cos., Inc.	306,412	61,107,745
	Mastercard, Inc., Class A	491,098	221,583,418
#	MBIA, Inc.	9,029	56,792
	Mercantile Bank Corp.	43,807	1,580,557
	Merchants Bancorp	24,044	969,695
	Mercury General Corp.	77,958	4,074,085
	Meridian Corp.	13,039	120,741
	MetLife, Inc.	393,003	27,934,653
#	Metrocity Bankshares, Inc.	10,291	236,487
*	Metropolitan Bank Holding Corp.	15,026	596,532
	MGIC Investment Corp.	457,825	9,284,691
	Mid Penn Bancorp, Inc.	23,766	480,786
#	Middlefield Banc Corp.	15,418	331,024
	Midland States Bancorp, Inc.	62,696	1,373,042
	MidWestOne Financial Group, Inc.	37,240	751,131
	Moelis & Co., Class A	48,301	2,370,613
*	Moneylion, Inc.	2,698	178,904
	Moody’s Corp.	56,054	20,758,478
	Morgan Stanley	871,822	79,196,310
	Morningstar, Inc.	51,944	14,681,972
*	Mr Cooper Group, Inc.	52,741	4,071,605
	MSCI, Inc.	23,630	11,006,618
	MVB Financial Corp.	29,989	538,902
	Nasdaq, Inc.	477,012	28,549,168
	National Bank Holdings Corp., Class A	110,326	3,610,970
	National Bankshares, Inc.	7,777	208,501
	National Western Life Group, Inc., Class A	5,096	2,491,027
	Navient Corp.	510,368	7,665,727
	NBT Bancorp, Inc.	133,902	4,687,909
*	NCR Atleos Corp.	138,349	2,757,296
	Nelnet, Inc., Class A	93,672	8,822,029
*	NerdWallet, Inc., Class A	95,950	1,206,092
#	New York Community Bancorp, Inc.	120,128	318,339
*	NI Holdings, Inc.	26,430	393,014
#*	Nicholas Financial, Inc.	18,462	118,341
#	Nicolet Bankshares, Inc.	35,965	2,752,401
*	NMI Holdings, Inc., Class A	235,780	7,276,171
	Northeast Bank	21,480	1,110,946
	Northeast Community Bancorp, Inc.	4,059	64,051
	Northern Trust Corp.	190,287	15,677,746
	Northfield Bancorp, Inc.	117,225	977,657
	Northrim BanCorp, Inc.	16,807	803,375
	Northwest Bancshares, Inc.	376,545	3,991,377
#	Norwood Financial Corp.	10,571	254,655
	Oak Valley Bancorp	15,016	362,636
	OceanFirst Financial Corp.	72,787	1,074,336
*	Ocwen Financial Corp.	19,078	445,281
	OFG Bancorp	152,842	5,519,125
#	Ohio Valley Banc Corp.	9,760	229,360
	Old National Bancorp	668,257	11,052,971
#	Old Point Financial Corp.	7,052	99,433
	Old Republic International Corp.	596,740	17,818,656
	Old Second Bancorp, Inc.	88,920	1,218,204
	OneMain Holdings, Inc.	176,897	9,218,103
	OP Bancorp	14,529	132,650

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Open Lending Corp., Class A	273,293	$1,393,794
*	Oportun Financial Corp.	9,200	29,164
	Oppenheimer Holdings, Inc., Class A	16,285	652,214
*	OptimumBank Holdings, Inc.	179	761
	Orange County Bancorp, Inc.	1,169	50,512
	Origin Bancorp, Inc.	45,401	1,348,410
	Orrstown Financial Services, Inc.	25,868	678,259
*	Oscar Health, Inc., Class A	39,512	686,323
	Pacific Premier Bancorp, Inc.	131,182	2,820,413
*	Palomar Holdings, Inc.	38,376	3,019,040
#	Park National Corp.	41,676	5,489,146
#	Parke Bancorp, Inc.	23,687	389,888
	Pathfinder Bancorp, Inc.	8,118	103,261
	Pathward Financial, Inc.	118,755	5,981,689
*	Patriot National Bancorp, Inc.	5,433	19,722
*	Paymentus Holdings, Inc., Class A	61,810	1,261,542
*	Payoneer Global, Inc.	324,635	1,603,697
*	PayPal Holdings, Inc.	205,579	13,962,926
#*	Paysafe Ltd.	98,689	1,403,358
	PCB Bancorp	23,637	344,155
	Peapack-Gladstone Financial Corp.	40,441	905,070
#	Penns Woods Bancorp, Inc.	15,255	266,657
	PennyMac Financial Services, Inc.	93,751	8,028,836
	Peoples Bancorp of North Carolina, Inc.	16,336	475,214
	Peoples Bancorp, Inc.	105,059	3,050,913
#	Peoples Financial Services Corp.	8,101	306,785
	Perella Weinberg Partners	5,012	74,779
	Pinnacle Financial Partners, Inc.	133,923	10,271,894
*	Pioneer Bancorp, Inc.	28,260	250,242
	Piper Sandler Cos	43,885	8,592,244
#	PJT Partners, Inc., Class A	29,090	2,748,714
	Plumas Bancorp	13,751	483,485
	PNC Financial Services Group, Inc.	200,864	30,784,417
#*	Ponce Financial Group, Inc.	38,353	308,358
	Popular, Inc.	211,645	17,987,709
*	PRA Group, Inc.	145,201	3,454,332
	Preferred Bank	40,690	3,079,826
	Premier Financial Corp.	57,030	1,105,241
	Primerica, Inc.	136,583	28,936,474
	Primis Financial Corp.	28,136	273,482
	Princeton Bancorp, Inc.	15,033	438,212
	Principal Financial Group, Inc.	285,996	22,633,723
	ProAssurance Corp.	28,981	387,186
	PROG Holdings, Inc.	137,016	4,554,412
	Progressive Corp.	142,919	29,762,882
	Prosperity Bancshares, Inc.	189,581	11,748,335
*	Provident Bancorp, Inc.	21,860	194,445
	Provident Financial Holdings, Inc.	18,377	237,798
	Provident Financial Services, Inc.	107,679	1,580,728
	Prudential Financial, Inc.	300,573	33,207,305
	QCR Holdings, Inc.	48,152	2,646,434
	Radian Group, Inc.	181,035	5,407,515
	Raymond James Financial, Inc.	231,215	28,208,230
	RBB Bancorp	47,967	851,894
	Red River Bancshares, Inc.	2,727	123,288
	Regional Management Corp.	21,069	531,149
	Regions Financial Corp.	1,012,946	19,519,469
	Reinsurance Group of America, Inc.	94,766	17,720,294
*	Remitly Global, Inc.	125,378	2,235,490

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	85,190	$18,677,908
	Renasant Corp.	143,126	4,159,242
*	Repay Holdings Corp.	192,567	1,958,406
	Republic Bancorp, Inc., Class A	45,364	2,300,862
#*	Rhinebeck Bancorp, Inc.	4,626	35,944
#	Richmond Mutual BanCorp, Inc.	8,215	89,297
	Riverview Bancorp, Inc.	48,199	179,782
	RLI Corp.	92,240	13,038,124
*	Robinhood Markets, Inc., Class A	304,215	5,016,505
#*	Rocket Cos., Inc., Class A	16,585	203,664
*	Root, Inc., Class A	752	52,377
	S&P Global, Inc.	106,122	44,128,711
	S&T Bancorp, Inc.	78,212	2,358,092
#	Safety Insurance Group, Inc.	43,985	3,499,886
	Sandy Spring Bancorp, Inc.	51,147	1,045,956
	SB Financial Group, Inc.	17,623	235,796
	Seacoast Banking Corp of Florida	76,580	1,766,701
*	Security National Financial Corp., Class A	44,382	292,034
	SEI Investments Co.	262,557	17,315,634
	Selective Insurance Group, Inc.	118,259	12,021,027
#	ServisFirst Bancshares, Inc.	137,761	8,122,389
#*	Shift4 Payments, Inc., Class A	112,654	6,518,160
	Shore Bancshares, Inc.	43,336	448,528
*	Siebert Financial Corp.	2,656	5,365
	Sierra Bancorp	24,804	491,615
	Silvercrest Asset Management Group, Inc., Class A	27,562	403,783
	Simmons First National Corp., Class A	185,212	3,165,273
#*	SiriusPoint Ltd.	400,172	4,714,026
	SLM Corp.	633,502	13,423,907
	SmartFinancial, Inc.	24,425	501,934
#*	SoFi Technologies, Inc.	1,418,008	9,614,094
	Sound Financial Bancorp, Inc.	5,599	223,904
	South Plains Financial, Inc.	8,821	228,640
*	Southern First Bancshares, Inc.	9,314	240,487
	Southern Missouri Bancorp, Inc.	16,218	650,342
	Southern States Bancshares, Inc.	5,132	124,040
#	Southside Bancshares, Inc.	55,058	1,467,846
	SouthState Corp.	107,413	8,131,164
	State Street Corp.	238,969	17,322,863
	Stellar Bancorp, Inc.	69,426	1,541,257
	StepStone Group, Inc., Class A	71,586	2,582,107
#*	Sterling Bancorp, Inc.	49,723	235,190
#	Stewart Information Services Corp.	82,168	5,095,238
	Stifel Financial Corp.	201,037	16,066,877
#	Stock Yards Bancorp, Inc.	70,284	3,131,152
*	StoneX Group, Inc.	77,826	5,650,168
	Summit Financial Group, Inc.	28,537	755,374
	Summit State Bank	14,814	147,696
	Synchrony Financial	814,793	35,834,596
	Synovus Financial Corp.	339,901	12,165,057
	T Rowe Price Group, Inc.	193,183	21,167,061
	Territorial Bancorp, Inc.	22,603	170,201
*	Texas Capital Bancshares, Inc.	137,684	7,903,062
#	TFS Financial Corp.	338,115	4,060,761
*	Third Coast Bancshares, Inc.	3,646	70,805
	Timberland Bancorp, Inc.	14,573	355,581
	Tiptree, Inc.	128,893	2,053,266
#*	Toast, Inc., Class A	98,969	2,338,637
#	Tompkins Financial Corp.	19,453	855,543

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	116,263	$3,007,724
	Tradeweb Markets, Inc., Class A	20,578	2,092,988
	Travelers Cos., Inc.	201,071	42,659,223
	TriCo Bancshares	71,819	2,497,147
*	Triumph Financial, Inc.	89,285	6,282,093
	Truist Financial Corp.	562,697	21,129,272
#*	Trupanion, Inc.	1,537	34,583
	TrustCo Bank Corp.	30,709	817,474
	Trustmark Corp.	136,303	4,034,569
	U.S. Bancorp	884,794	35,949,180
	U.S. Global Investors, Inc., Class A	9,655	25,875
	UMB Financial Corp.	124,449	9,913,607
*»	Unico American Corp.	5,450	109
	Union Bankshares, Inc.	2,439	63,902
#	United Bancorp, Inc.	11,080	138,389
#	United Bancshares, Inc.	6,375	117,619
	United Bankshares, Inc.	559,631	18,165,622
	United Community Banks, Inc.	167,392	4,223,300
	United Fire Group, Inc.	66,643	1,472,144
	United Security Bancshares	26,629	189,598
	Unity Bancorp, Inc.	26,049	701,239
	Universal Insurance Holdings, Inc.	84,288	1,645,302
	Univest Financial Corp.	47,860	998,838
	Unum Group	302,556	15,339,589
	USCB Financial Holdings, Inc.	6,071	67,631
#	UWM Holdings Corp.	17,556	110,603
	Valley National Bancorp	918,711	6,440,164
	Value Line, Inc.	11,063	400,481
#*	Velocity Financial, Inc.	16,551	283,850
	Veritex Holdings, Inc.	62,115	1,210,000
	Victory Capital Holdings, Inc., Class A	62,583	3,182,971
#	Virginia National Bankshares Corp.	806	22,737
	Virtu Financial, Inc., Class A	131,769	2,859,387
	Virtus Investment Partners, Inc.	20,733	4,547,162
#	Visa, Inc., Class A	909,954	244,422,744
	Voya Financial, Inc.	237,573	16,192,976
	W R Berkley Corp.	250,151	19,254,122
	WaFd, Inc.	195,059	5,284,148
	Walker & Dunlop, Inc.	98,963	9,067,980
#	Washington Trust Bancorp, Inc.	28,846	734,419
	Waterstone Financial, Inc.	70,369	797,984
	Webster Financial Corp.	423,877	18,578,529
	Wells Fargo & Co.	1,742,572	103,369,371
#	WesBanco, Inc.	108,283	2,923,641
#	West BanCorp, Inc.	27,507	447,264
	Westamerica BanCorp	40,425	1,881,784
	Western Alliance Bancorp	190,640	10,834,071
#	Western New England Bancorp, Inc.	64,760	391,150
	Western Union Co.	387,956	5,214,129
	Westwood Holdings Group, Inc.	28,914	359,690
*	WEX, Inc.	74,004	15,634,085
	White Mountains Insurance Group Ltd.	7,559	13,440,960
	Willis Towers Watson PLC	101,246	25,426,920
#	Wintrust Financial Corp.	158,739	15,340,537
#	WisdomTree, Inc.	300,092	2,670,819
#*	World Acceptance Corp.	17,428	2,397,570
	WSFS Financial Corp.	173,331	7,406,434
	WVS Financial Corp.	2,157	27,782

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Zions Bancorp NA	276,860	$11,290,351

TOTAL FINANCIALS			4,965,921,018

HEALTH CARE — (10.4%)
#*	2seventy bio, Inc.	17,885	81,556
	Abbott Laboratories	654,730	69,381,738
	AbbVie, Inc.	1,169,550	190,215,612
††	Abiomed, Inc.	32,675	510,057
*	AC Immune SA	8,197	20,329
*	Acadia Healthcare Co., Inc.	255,846	18,917,253
*	ACADIA Pharmaceuticals, Inc.	24,527	409,846
#*	Accolade, Inc.	191,145	1,458,436
#*	Accuray, Inc.	93,604	199,377
#*	Acumen Pharmaceuticals, Inc.	5,118	16,480
#*	AdaptHealth Corp.	121,822	1,199,947
#*	Adaptive Biotechnologies Corp.	193,135	506,014
*	Addus HomeCare Corp.	42,070	4,045,031
#††	Aduro Biotech, Inc.	19,543	9,576
*	Adverum Biotechnologies, Inc.	1,175	11,421
	Agilent Technologies, Inc.	144,563	19,810,914
#*	agilon health, Inc.	21,910	120,505
*	Agios Pharmaceuticals, Inc.	132,165	4,295,362
#*	Akoya Biosciences, Inc.	4,136	15,800
††	Albireo Pharma, Inc.	26,553	148,697
#*	Alector, Inc.	6,743	34,254
*	Align Technology, Inc.	26,711	7,542,652
*	Alkermes PLC	188,686	4,630,354
#*	Allogene Therapeutics, Inc.	118,959	328,327
*	Alnylam Pharmaceuticals, Inc.	21,324	3,069,590
#*	Altimmune, Inc.	48,380	316,889
*	American Shared Hospital Services	3,958	12,050
	Amgen, Inc.	365,932	100,243,412
#*	AMN Healthcare Services, Inc.	118,813	7,126,404
#*	Amneal Pharmaceuticals, Inc.	51,779	313,263
*	AngioDynamics, Inc.	40,159	232,521
*	ANI Pharmaceuticals, Inc.	48,704	3,214,464
*	Anika Therapeutics, Inc.	44,034	1,140,040
#*	Anixa Biosciences, Inc.	7,188	21,348
#*	Annexon, Inc.	26,124	118,864
*	Aprea Therapeutics, Inc.	168	858
*	Apyx Medical Corp.	16,304	23,315
#*	Arcturus Therapeutics Holdings, Inc.	66,458	1,699,331
#*	Arcus Biosciences, Inc.	204,405	3,113,088
*	ARS Pharmaceuticals, Inc.	8,588	74,716
#*	Artivion, Inc.	129,202	2,534,943
*	Arvinas, Inc.	78,644	2,498,520
#*	Astrana Health, Inc.	42,049	1,562,120
*	Astria Therapeutics, Inc.	4,187	38,437
*	Atea Pharmaceuticals, Inc.	16,803	62,171
*	Athira Pharma, Inc.	35,743	70,414
#*	AtriCure, Inc.	41,317	996,566
#	Atrion Corp.	4,264	1,804,909
*	Aura Biosciences, Inc.	11,550	85,470
*	Avanos Medical, Inc.	72,511	1,310,999
*	Avantor, Inc.	233,200	5,650,436
#*	Avid Bioservices, Inc.	77,881	594,232
*	Axogen, Inc.	75,661	484,987
*	Axonics, Inc.	1,008	67,103
*	Aytu BioPharma, Inc.	2,879	8,292

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Azenta, Inc.	91,984	$4,825,481
	Baxter International, Inc.	252,390	10,188,984
#*	Beam Therapeutics, Inc.	122,014	2,589,137
	Becton Dickinson & Co.	84,444	19,810,562
#*	BioAtla, Inc.	7,207	16,252
*	Biogen, Inc.	57,977	12,454,619
#*	BioLife Solutions, Inc.	123,284	2,162,401
*	BioMarin Pharmaceutical, Inc.	80,251	6,481,071
*	Bio-Rad Laboratories, Inc., Class A	16,139	4,353,495
#*	Biote Corp., Class A	17,763	97,874
	Bio-Techne Corp.	133,131	8,415,211
*	Bioventus, Inc., Class A	15,703	62,184
*	Black Diamond Therapeutics, Inc.	9,994	55,667
*	Boston Scientific Corp.	348,414	25,040,514
	Bristol-Myers Squibb Co.	1,077,760	47,356,774
#*	Brookdale Senior Living, Inc.	463,531	3,147,375
	Bruker Corp.	251,344	19,607,345
*	C4 Therapeutics, Inc.	39,608	249,530
	Cardinal Health, Inc.	173,906	17,919,274
*	CareDx, Inc.	123,839	960,991
*	Caribou Biosciences, Inc.	120,481	437,346
*	Castle Biosciences, Inc.	60,472	1,275,354
*	Catalyst Pharmaceuticals, Inc.	150,792	2,269,420
	Cencora, Inc.	125,411	29,979,500
*	Centene Corp.	388,997	28,420,121
*	Century Therapeutics, Inc.	9,517	27,694
#*	Certara, Inc.	156,603	2,679,477
*	Charles River Laboratories International, Inc.	54,424	12,463,096
	Chemed Corp.	26,628	15,124,704
††	Chinook Therapeutics, Inc.	21,057	26,321
*	ChromaDex Corp.	5,199	18,404
	Cigna Group	202,015	72,127,436
#*	Cogent Biosciences, Inc.	18,971	123,312
*	Cognition Therapeutics, Inc.	5,882	11,293
#*	Collegium Pharmaceutical, Inc.	88,658	3,274,140
*	Community Health Systems, Inc.	178,960	590,568
#	CONMED Corp.	76,002	5,166,616
	Cooper Cos., Inc.	162,491	14,471,448
#*	Corcept Therapeutics, Inc.	249,839	5,826,245
#*	CorVel Corp.	30,917	7,384,525
#*	CRISPR Therapeutics AG	203,836	10,801,270
*	Cross Country Healthcare, Inc.	97,253	1,711,653
#*	CryoPort, Inc.	67,597	1,094,395
*	Cullinan Therapeutics, Inc.	26,460	714,685
*	Cumberland Pharmaceuticals, Inc.	19,461	31,138
*	CVRx, Inc.	530	8,220
	CVS Health Corp.	680,040	46,045,508
#*	Cytek Biosciences, Inc.	56,834	341,572
	Danaher Corp.	233,867	57,676,280
*	DaVita, Inc.	188,128	26,151,673
#*	Day One Biopharmaceuticals, Inc.	43,139	737,677
*	Deciphera Pharmaceuticals, Inc.	198,970	5,027,972
#*	Definitive Healthcare Corp.	190,812	1,324,235
*	Denali Therapeutics, Inc.	124,859	1,927,823
	Dentsply Sirona, Inc.	206,360	6,192,864
*	Dexcom, Inc.	49,522	6,308,608
#*	Dianthus Therapeutics, Inc.	1,025	21,884
*	Doximity, Inc., Class A	113,279	2,751,547
*	Dynavax Technologies Corp.	155,369	1,766,546

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Eagle Pharmaceuticals, Inc.	19,505	$79,775
*	Edesa Biotech, Inc.	3,422	15,296
#*	Editas Medicine, Inc.	195,092	1,016,429
*	Edwards Lifesciences Corp.	102,426	8,672,409
*	Elanco Animal Health, Inc.	548,320	7,215,891
*	Electromed, Inc.	13,044	226,835
	Elevance Health, Inc.	137,941	72,912,854
	Eli Lilly & Co.	462,619	361,351,701
*	Elicio Operating Co., Inc.	2,336	21,491
	Embecta Corp.	47,821	484,427
#*	Emergent BioSolutions, Inc.	20,564	38,660
*	Enanta Pharmaceuticals, Inc.	21,383	293,802
	Encompass Health Corp.	252,065	21,017,180
#*	Enhabit, Inc.	66,897	674,991
*	Enovis Corp.	115,679	6,388,951
	Ensign Group, Inc.	110,880	13,123,757
*	Envista Holdings Corp.	196,381	3,864,778
#*	enVVeno Medical Corp.	3,133	16,605
#*	Enzo Biochem, Inc.	67,057	69,739
*	Evolent Health, Inc., Class A	107,109	2,971,204
#*	Exact Sciences Corp.	77,058	4,573,392
*	Exelixis, Inc.	336,206	7,887,393
#*	Fate Therapeutics, Inc.	29,709	117,351
*	FONAR Corp.	19,066	300,099
#*	Forian, Inc.	4,603	11,968
#*	Fortrea Holdings, Inc.	114,141	4,176,419
*	Fulcrum Therapeutics, Inc.	96,682	689,343
*	Fulgent Genetics, Inc.	48,952	996,173
*	GE HealthCare Technologies, Inc.	387,147	29,516,087
*	Generation Bio Co.	39,919	112,971
	Gilead Sciences, Inc.	784,732	51,164,526
*	Glaukos Corp.	33,404	3,206,784
*	Globus Medical, Inc., Class A	31,843	1,585,463
#*	GoodRx Holdings, Inc., Class A	179,508	1,274,507
*	Haemonetics Corp.	116,758	10,735,898
#*	Halozyme Therapeutics, Inc.	162,942	6,208,090
#*	Harmony Biosciences Holdings, Inc.	68,129	2,105,867
*	Harvard Bioscience, Inc.	201,593	770,085
	HCA Healthcare, Inc.	48,355	14,981,346
*	Health Catalyst, Inc.	20,590	128,070
*	HealthEquity, Inc.	94,159	7,430,087
	HealthStream, Inc.	87,056	2,243,433
*	Henry Schein, Inc.	175,487	12,157,739
*	HilleVax, Inc.	5,996	79,147
*	Hims & Hers Health, Inc.	269,719	3,379,579
*	Hologic, Inc.	208,337	15,785,694
	Humana, Inc.	80,513	24,322,172
*	ICU Medical, Inc.	7,492	733,617
*	Ideaya Biosciences, Inc.	132,830	5,399,539
*	IDEXX Laboratories, Inc.	60,039	29,584,818
*	Illumina, Inc.	17,609	2,166,787
#††	IMARA, Inc.	6,186	2,351
*	Immix Biopharma, Inc.	5,696	12,360
*	ImmuCell Corp.	6,242	30,648
#*	Immunovant, Inc.	4,430	121,559
#*	Inari Medical, Inc.	47,787	1,784,367
*	Incyte Corp.	61,966	3,225,330
*	InfuSystem Holdings, Inc.	40,643	305,229
#*	Innoviva, Inc.	189,116	2,857,543

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Inogen, Inc.	27,170	$184,756
#*	Inotiv, Inc.	4,911	18,858
#*	Inozyme Pharma, Inc.	38,296	168,885
#*	Instil Bio, Inc.	1,580	17,064
*	Insulet Corp.	8,002	1,375,864
*	Integer Holdings Corp.	83,322	9,301,235
*	Integra LifeSciences Holdings Corp.	144,908	4,226,966
#*	Intellia Therapeutics, Inc.	127,715	2,733,101
*	Intuitive Surgical, Inc.	34,199	12,674,833
*	IQVIA Holdings, Inc.	233,870	54,204,050
	iRadimed Corp.	6,240	253,406
*	iTeos Therapeutics, Inc.	47,485	509,989
*	Jazz Pharmaceuticals PLC	35,747	3,958,980
	Johnson & Johnson	1,844,193	266,651,866
#*	Joint Corp.	29,610	353,543
#*	KalVista Pharmaceuticals, Inc.	37,465	425,228
*	Kewaunee Scientific Corp.	6,314	225,410
*	Kiniksa Pharmaceuticals Ltd., Class A	42,434	794,364
#*	KORU Medical Systems, Inc.	5,740	12,456
#*	Krystal Biotech, Inc.	36,688	5,617,667
*	Kura Oncology, Inc.	54,037	1,060,206
	Laboratory Corp. of America Holdings	86,103	17,338,561
#*	Lantern Pharma, Inc.	5,454	27,815
*	Lantheus Holdings, Inc.	159,155	10,590,174
*	Larimar Therapeutics, Inc.	4,948	34,092
*	Leap Therapeutics, Inc.	4,582	14,204
#	LeMaitre Vascular, Inc.	53,708	3,480,278
*	LENSAR, Inc.	35,748	111,534
	LENZ Therapeutics, Inc.	2,963	47,023
#*	LifeStance Health Group, Inc.	11,354	70,168
*	Ligand Pharmaceuticals, Inc.	47,007	3,285,319
*	Lipocine, Inc.	32	148
*	LivaNova PLC	116,157	6,475,753
*	Longboard Pharmaceuticals, Inc.	1,115	23,750
*	Lumos Pharma, Inc.	2,500	7,175
#*	Lyra Therapeutics, Inc.	6,380	32,921
*	Maravai LifeSciences Holdings, Inc., Class A	110,908	909,446
*	Masimo Corp.	20,872	2,805,406
#*	MaxCyte, Inc.	65,771	238,749
	McKesson Corp.	31,197	16,759,340
*	Medpace Holdings, Inc.	49,487	19,218,276
	Medtronic PLC	420,257	33,721,422
#*	MeiraGTx Holdings PLC	22,496	109,780
	Merck & Co., Inc.	808,550	104,480,831
*	Merit Medical Systems, Inc.	140,288	10,395,341
*	Merrimack Pharmaceuticals, Inc.	2,035	29,996
#	Mesa Laboratories, Inc.	7,063	749,243
*	Mettler-Toledo International, Inc.	14,739	18,124,548
*	MiMedx Group, Inc.	46,184	284,493
††	Mirati Therapeutics, Inc.	32,564	17,096
*	Moderna, Inc.	79,211	8,737,765
#*	ModivCare, Inc.	17,320	406,500
*	Molina Healthcare, Inc.	60,891	20,830,811
#*	Monte Rosa Therapeutics, Inc.	8,745	46,523
*	Myriad Genetics, Inc.	286,928	5,615,181
*	Natera, Inc.	9,785	908,831
	National HealthCare Corp.	41,132	3,737,665
	National Research Corp.	38,592	1,321,776
*	Nautilus Biotechnology, Inc.	73,375	186,373

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Neogen Corp.	44,690	$551,028
#*	NeoGenomics, Inc.	251,435	3,499,975
*»	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	42,269	5,813,678
*	Neuronetics, Inc.	40,239	135,605
#*	Nevro Corp.	42,878	453,649
#*	Nkarta, Inc.	8,824	58,944
*	Nurix Therapeutics, Inc.	118,866	1,428,769
#*	Nuvalent, Inc., Class A	26,635	1,834,619
*	Nuvation Bio, Inc.	6,216	18,586
#*	Olema Pharmaceuticals, Inc.	163,837	1,666,222
*	OmniAb, Inc.	271,022	1,203,338
*»	OmniAb, Inc.	13,783	0
*»	OmniAb, Inc.	13,783	0
*	Omnicell, Inc.	62,286	1,669,888
#*	Oncocyte Corp.	447	1,118
#*††	Opiant Pharmaceuticals, Inc.	5,178	0
#*	OptimizeRx Corp.	28,070	286,314
*	Option Care Health, Inc.	298,704	8,928,263
*	OraSure Technologies, Inc.	223,619	1,182,945
*	Organogenesis Holdings, Inc.	47,614	111,893
#	Organon & Co.	174,877	3,254,461
#*	ORIC Pharmaceuticals, Inc.	16,768	148,061
#*	OrthoPediatrics Corp.	29,524	874,796
#*	Outset Medical, Inc.	11,406	28,857
*	Ovid therapeutics, Inc.	31,950	97,448
*	Owens & Minor, Inc.	229,124	5,668,528
#*	Pacific Biosciences of California, Inc.	26,962	44,487
*	Pacira BioSciences, Inc.	55,608	1,459,710
#*	Paragon 28, Inc.	15,572	143,574
	Patterson Cos., Inc.	193,014	4,916,067
#*††	PDL BioPharma, Inc.	458,319	545,400
*	Pediatrix Medical Group, Inc.	104,921	930,649
*	Pennant Group, Inc.	69,139	1,445,696
*	Penumbra, Inc.	13,693	2,690,264
	Perrigo Co. PLC	353,866	11,557,264
*	PetIQ, Inc.	85,518	1,395,654
	Pfizer, Inc.	2,901,462	74,335,456
	Phibro Animal Health Corp., Class A	36,327	606,661
#*	Pliant Therapeutics, Inc.	29,301	346,338
#*	Poseida Therapeutics, Inc.	45,912	111,107
#*	Praxis Precision Medicines, Inc.	511	28,039
#	Premier, Inc., Class A	252,800	5,278,464
*	Prestige Consumer Healthcare, Inc.	141,442	10,149,878
*	Privia Health Group, Inc.	10,571	194,506
#*	Pro-Dex, Inc.	6,861	127,752
#*	Progyny, Inc.	77,353	2,479,937
#	Psychemedics Corp.	7,568	19,828
*	Pulmonx Corp.	4,472	34,032
#*	Puma Biotechnology, Inc.	9,918	50,284
*	Quanterix Corp.	92,111	1,484,829
	Quest Diagnostics, Inc.	151,722	20,964,946
*	QuidelOrtho Corp.	39,011	1,581,896
*	R1 RCM, Inc.	194,889	2,395,186
*	RadNet, Inc.	170,930	8,290,105
#*	RAPT Therapeutics, Inc.	42,768	329,314
#*	Recursion Pharmaceuticals, Inc., Class A	32,217	251,937
*	Regeneron Pharmaceuticals, Inc.	58,022	51,677,875
*	REGENXBIO, Inc.	65,479	1,005,103

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Relay Therapeutics, Inc.	82,402	$537,261
#*	Repligen Corp.	46,205	7,586,861
#*	Replimune Group, Inc.	60,386	383,451
#	ResMed, Inc.	98,337	21,043,135
	Revvity, Inc.	127,578	13,072,918
*	ReWalk Robotics Ltd.	2,136	10,146
#*	Rocket Pharmaceuticals, Inc.	1,100	23,672
	Royalty Pharma PLC, Class A	91,063	2,522,445
#*	Sage Therapeutics, Inc.	72,490	1,010,511
#*	Sana Biotechnology, Inc.	9,273	83,457
*	Sarepta Therapeutics, Inc.	25,958	3,287,840
#*	Schrodinger, Inc.	87,600	2,135,688
	Select Medical Holdings Corp.	416,411	11,813,580
*	Semler Scientific, Inc.	325	8,297
*	Sensus Healthcare, Inc.	22,487	84,551
#*	Sera Prognostics, Inc., Class A	3,612	42,224
#*	Shattuck Labs, Inc.	2,015	21,117
*	SI-BONE, Inc.	54,583	778,354
#	SIGA Technologies, Inc.	119,804	1,051,879
#	Simulations Plus, Inc.	32,650	1,480,678
*	Solid Biosciences, Inc.	5,023	44,554
*	Solventum Corp.	33,036	2,147,670
#*	Sotera Health Co.	245,321	2,747,595
#*	STAAR Surgical Co.	35,465	1,629,971
*††	Steadymed Ltd.	10,116	0
	STERIS PLC	97,004	19,843,138
#*	Stoke Therapeutics, Inc.	9,761	107,664
	Stryker Corp.	83,305	28,032,132
*	Supernus Pharmaceuticals, Inc.	118,826	3,576,663
#*	Surgery Partners, Inc.	197,799	4,935,085
*	Surmodics, Inc.	36,772	944,673
*	Sutro Biopharma, Inc.	96,238	326,728
*	Tactile Systems Technology, Inc.	43,146	594,120
*	Talkspace, Inc.	7,415	22,690
#*	Tango Therapeutics, Inc.	5,112	39,362
*	Taro Pharmaceutical Industries Ltd.	67,573	2,870,501
#*	Teladoc Health, Inc.	23,208	295,902
	Teleflex, Inc.	32,713	6,828,839
*	Tenet Healthcare Corp.	208,668	23,431,330
#*	Terns Pharmaceuticals, Inc.	15,567	78,613
	Thermo Fisher Scientific, Inc.	147,912	84,120,513
*	Trevi Therapeutics, Inc.	6,727	19,710
*	TruBridge, Inc.	18,705	147,770
#*	Twist Bioscience Corp.	156,655	4,892,336
#	U.S. Physical Therapy, Inc.	31,184	3,165,488
*	UFP Technologies, Inc.	14,760	3,039,674
*	United Therapeutics Corp.	82,607	19,357,298
	UnitedHealth Group, Inc.	503,119	243,358,660
	Universal Health Services, Inc., Class B	126,472	21,554,623
	Utah Medical Products, Inc.	8,679	574,550
*	Vanda Pharmaceuticals, Inc.	92,622	440,881
*	Varex Imaging Corp.	62,125	1,009,531
*	Veeva Systems, Inc., Class A	32,201	6,393,831
*	Veracyte, Inc.	226,756	4,437,615
#*	Veradigm, Inc.	66,693	532,877
#*	Verastem, Inc.	2,650	26,447
*	Vertex Pharmaceuticals, Inc.	91,424	35,912,261
	Viatris, Inc.	603,530	6,982,842
#*	Vir Biotechnology, Inc.	17,774	150,368

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Voyager Therapeutics, Inc.	59,421	$464,672
*	Waters Corp.	55,281	17,084,040
*	Werewolf Therapeutics, Inc.	24,780	154,627
	West Pharmaceutical Services, Inc.	33,964	12,141,451
#*	XBiotech, Inc.	9,859	75,619
*	Xencor, Inc.	69,469	1,454,681
*	Xenon Pharmaceuticals, Inc.	12,830	521,540
#*	XOMA Corp.	1,135	28,761
#*	Y-mAbs Therapeutics, Inc.	5,956	90,591
#*	Zentalis Pharmaceuticals, Inc.	33,002	365,002
	Zimmer Biomet Holdings, Inc.	131,131	15,772,437
*	Zimvie, Inc.	35,979	546,881
	Zoetis, Inc.	275,487	43,868,550

TOTAL HEALTH CARE			3,369,040,886

INDUSTRIALS — (14.1%)
#*	3D Systems Corp.	92,216	308,924
	3M Co.	132,145	12,753,314
	A O Smith Corp.	219,337	18,169,877
	AAON, Inc.	98,281	9,247,259
*	AAR Corp.	100,747	6,965,648
	ABM Industries, Inc.	177,886	7,773,618
	ACCO Brands Corp.	236,618	1,140,499
	Acme United Corp.	7,309	299,011
	Acuity Brands, Inc.	59,954	14,886,578
*	ACV Auctions, Inc., Class A	147,565	2,575,009
	Advanced Drainage Systems, Inc.	128,511	20,176,227
	AECOM	182,809	16,884,239
*	AeroVironment, Inc.	66,436	10,615,808
#*	AerSale Corp.	7,370	52,548
#	AGCO Corp.	199,026	22,726,779
	Air Lease Corp.	254,769	12,799,595
#*	Air T, Inc.	4,373	112,911
*	Air Transport Services Group, Inc.	135,777	1,740,661
	Alamo Group, Inc.	28,657	5,570,348
*	Alaska Air Group, Inc.	274,976	11,829,468
	Albany International Corp., Class A	76,922	6,134,530
*	Alight, Inc., Class A	246,971	2,227,678
#	Allegiant Travel Co.	27,655	1,508,857
	Allegion PLC	192,335	23,380,243
	Allient, Inc.	57,514	1,690,336
	Allison Transmission Holdings, Inc.	255,118	18,763,929
*	Alpha Pro Tech Ltd.	28,782	171,829
	Alta Equipment Group, Inc.	3,877	43,073
#*	Ameresco, Inc., Class A	74,961	1,568,934
#*	American Airlines Group, Inc.	498,335	6,732,506
*	American Superconductor Corp.	59,482	734,603
*	American Woodmark Corp.	46,351	4,268,000
	AMETEK, Inc.	219,766	38,384,330
*	API Group Corp.	85,788	3,308,843
	Apogee Enterprises, Inc.	62,269	3,846,979
	Applied Industrial Technologies, Inc.	77,585	14,217,451
	ARC Document Solutions, Inc.	19,679	51,953
#	ArcBest Corp.	53,593	5,944,000
	Arcosa, Inc.	139,941	10,638,315
#	Argan, Inc.	51,167	3,083,323
#	Aris Water Solutions, Inc., Class A	29,446	413,127
	Armstrong World Industries, Inc.	106,790	12,268,035
*	Array Technologies, Inc.	71,889	887,110

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	ASGN, Inc.	136,021	$13,119,225
	Astec Industries, Inc.	53,316	2,228,609
*	Astronics Corp.	62,803	1,053,206
*	Astronics Corp., Class B	36,887	621,362
#*	Asure Software, Inc.	20,330	150,239
	Atkore, Inc.	107,554	18,854,216
	Automatic Data Processing, Inc.	302,104	73,075,937
*	Avalon Holdings Corp., Class A	810	1,766
#	Avis Budget Group, Inc.	49,336	4,709,121
*	Axon Enterprise, Inc.	20,530	6,439,440
*	AZEK Co., Inc.	164,864	7,524,393
	AZZ, Inc.	64,245	4,601,869
	Barnes Group, Inc.	108,149	3,754,933
	Barrett Business Services, Inc.	18,622	2,262,573
*	Beacon Roofing Supply, Inc.	200,218	19,727,480
	BGSF, Inc.	10,564	90,533
#*	Blade Air Mobility, Inc.	25,638	81,785
#*	Blue Bird Corp.	35,786	1,179,328
*	BlueLinx Holdings, Inc.	15,918	1,745,727
*	Boeing Co.	124,648	20,920,920
	Boise Cascade Co.	108,436	14,342,830
	Booz Allen Hamilton Holding Corp.	140,747	20,784,109
*	Bowman Consulting Group Ltd.	779	25,310
	Brady Corp., Class A	108,218	6,384,862
*	BrightView Holdings, Inc.	53,068	597,015
	Brink’s Co.	112,368	9,827,705
	Broadridge Financial Solutions, Inc.	123,137	23,815,927
*	Broadwind, Inc.	4,684	9,930
*	Builders FirstSource, Inc.	194,629	35,582,074
	BWX Technologies, Inc.	206,849	19,809,929
#*	Byrna Technologies, Inc.	5,301	65,626
*	CACI International, Inc., Class A	43,648	17,556,535
*	Cadeler AS, ADR	26,622	495,435
	Cadre Holdings, Inc.	18,761	625,679
	Carlisle Cos., Inc.	61,024	23,692,568
	Carrier Global Corp.	493,681	30,356,445
*	Casella Waste Systems, Inc., Class A	25,291	2,286,306
	Caterpillar, Inc.	426,704	142,762,357
*	CBIZ, Inc.	153,808	10,948,053
*	CECO Environmental Corp.	98,773	2,135,472
	CH Robinson Worldwide, Inc.	110,103	7,817,313
#*	Chart Industries, Inc.	6,235	898,214
	Chicago Rivet & Machine Co.	653	10,461
*	Cimpress PLC	40,219	3,429,474
	Cintas Corp.	30,416	20,024,069
	Civeo Corp.	24,024	557,837
#*	Clarivate PLC	151,967	1,027,297
*	Clean Harbors, Inc.	141,347	26,778,189
	Columbus McKinnon Corp.	83,524	3,447,035
	Comfort Systems USA, Inc.	31,156	9,639,978
*	Commercial Vehicle Group, Inc.	62,362	374,796
	CompX International, Inc.	9,138	287,756
	Concentrix Corp.	111,878	6,116,370
*	Concrete Pumping Holdings, Inc.	11,257	74,859
*	Conduent, Inc.	530,924	1,672,411
#*	Construction Partners, Inc., Class A	105,824	5,464,751
	Copa Holdings SA, Class A	60,014	5,731,337
*	Copart, Inc.	267,055	14,503,757
*	Core & Main, Inc., Class A	174,434	9,850,288

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#††	Costa Communications, Inc.	5,301	$6,997
	Costamare, Inc.	380,919	4,563,410
	Covenant Logistics Group, Inc.	30,853	1,394,247
*»	CPI Aerostructures, Inc.	27,297	72,064
	CRA International, Inc.	23,082	3,348,967
	Crane Co.	83,415	11,678,934
#	CSG Systems International, Inc.	86,127	4,068,639
#	CSW Industrials, Inc.	32,913	7,820,787
	CSX Corp.	1,824,214	60,600,389
	Cummins, Inc.	161,142	45,521,004
	Curtiss-Wright Corp.	80,961	20,517,137
*	Custom Truck One Source, Inc.	24,658	123,043
#*	Dayforce, Inc.	57,714	3,541,908
	Deere & Co.	216,269	84,649,849
	Delta Air Lines, Inc.	904,256	45,276,098
	Deluxe Corp.	50,987	1,006,993
#*	Distribution Solutions Group, Inc.	55,203	1,820,043
#*	DLH Holdings Corp.	21,039	223,434
*	DNOW, Inc.	209,148	2,951,078
	Donaldson Co., Inc.	254,309	18,361,110
	Douglas Dynamics, Inc.	87,363	1,977,898
	Dover Corp.	136,408	24,457,954
*	Driven Brands Holdings, Inc.	5,322	76,264
*	Ducommun, Inc.	41,112	2,223,748
	Dun & Bradstreet Holdings, Inc.	250,493	2,279,486
*	DXP Enterprises, Inc.	48,547	2,367,152
*	Dycom Industries, Inc.	82,955	11,615,359
	Eastern Co.	15,411	489,916
	Eaton Corp. PLC	127,978	40,730,278
	EMCOR Group, Inc.	60,248	21,518,778
	Emerson Electric Co.	224,071	24,150,372
	Encore Wire Corp.	51,038	14,257,976
*	Energy Recovery, Inc.	32,086	478,081
	Enerpac Tool Group Corp.	144,400	5,144,972
	EnerSys	116,949	10,578,037
	Ennis, Inc.	74,428	1,481,117
	Enpro, Inc.	60,225	9,041,579
*	Enviri Corp.	221,761	1,725,301
	Equifax, Inc.	64,068	14,107,133
	Esab Corp.	104,494	11,063,825
	ESCO Technologies, Inc.	69,555	7,056,355
	Espey Mfg & Electronics Corp.	4,614	116,734
#	EVI Industries, Inc.	1,292	26,512
*	ExlService Holdings, Inc.	290,969	8,438,101
	Expeditors International of Washington, Inc.	200,981	22,371,195
	Exponent, Inc.	97,919	8,999,735
	Fastenal Co.	597,124	40,568,605
	Federal Signal Corp.	144,867	11,777,687
	FedEx Corp.	190,828	49,954,954
	Ferguson PLC	225,362	47,303,484
	First Advantage Corp.	34,277	558,715
	Flowserve Corp.	155,507	7,333,710
#*	Fluence Energy, Inc.	75,310	1,343,530
*	Fluor Corp.	148,436	5,986,424
*	Forrester Research, Inc.	30,052	546,646
	Fortive Corp.	253,056	19,047,525
	Fortune Brands Innovations, Inc.	252,115	18,429,606
#	Forward Air Corp.	70,426	1,550,781
*	Franklin Covey Co.	39,055	1,520,802

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Franklin Electric Co., Inc.	113,726	$10,948,402
*	FreightCar America, Inc.	8,587	29,969
#	FTAI Infrastructure, Inc.	16,503	119,482
*	FTI Consulting, Inc.	71,027	15,187,703
*	Gates Industrial Corp. PLC	138,651	2,443,031
	GATX Corp.	104,802	12,823,573
*	GE Vernova, Inc.	108,306	16,647,715
	Genco Shipping & Trading Ltd.	126,104	2,691,059
*	Gencor Industries, Inc.	23,495	398,710
*	Generac Holdings, Inc.	61,227	8,324,423
	General Dynamics Corp.	143,773	41,275,791
	General Electric Co.	433,225	70,104,469
	Genpact Ltd.	383,167	11,778,554
*	Gibraltar Industries, Inc.	81,395	5,816,487
	Global Industrial Co.	85,969	3,310,666
*	GMS, Inc.	109,330	10,115,212
	Gorman-Rupp Co.	64,096	2,126,064
	Graco, Inc.	131,445	10,541,889
#	GrafTech International Ltd.	21,337	36,700
*	Graham Corp.	34,756	967,607
	Granite Construction, Inc.	101,096	5,610,828
*	Great Lakes Dredge & Dock Corp.	230,767	1,523,062
#	Greenbrier Cos., Inc.	93,688	4,627,250
	Griffon Corp.	125,604	8,229,574
*	GXO Logistics, Inc.	271,512	13,483,286
	H&E Equipment Services, Inc.	106,666	5,150,901
#*	Hayward Holdings, Inc.	319,889	4,344,093
*	Healthcare Services Group, Inc.	53,793	571,282
	Heartland Express, Inc.	90,074	895,336
	HEICO Corp.	27,411	5,685,041
	HEICO Corp., Class A	59,691	9,899,752
	Heidrick & Struggles International, Inc.	56,859	1,676,203
	Helios Technologies, Inc.	76,344	3,443,114
	Herc Holdings, Inc.	96,806	13,846,162
#*	Hertz Global Holdings, Inc.	197,840	900,172
	Hexcel Corp.	153,972	9,886,542
#	Hillenbrand, Inc.	197,235	9,412,054
*	Hillman Solutions Corp.	86,022	822,370
#	HireQuest, Inc.	871	11,166
	HNI Corp.	112,399	4,715,138
	Honeywell International, Inc.	381,428	73,512,618
	Howmet Aerospace, Inc.	320,057	21,363,805
	Hub Group, Inc., Class A	184,347	7,414,436
	Hubbell, Inc.	71,396	26,453,646
*	Hudson Global, Inc.	21,775	353,844
*	Hudson Technologies, Inc.	76,469	758,572
	Huntington Ingalls Industries, Inc.	74,199	20,547,929
	Hurco Cos., Inc.	15,067	272,713
*	Huron Consulting Group, Inc.	85,109	7,935,563
	Hyster-Yale Materials Handling, Inc.	32,887	1,926,192
#*	IBEX Holdings Ltd.	26,744	350,346
	ICF International, Inc.	46,467	6,704,723
*	Ideal Power, Inc.	1,199	9,364
	IDEX Corp.	68,726	15,151,334
*	IES Holdings, Inc.	35,815	4,839,323
	Illinois Tool Works, Inc.	211,517	51,633,415
	Ingersoll Rand, Inc.	280,410	26,167,861
#*	Innodata, Inc.	7,948	46,416
*	Innovative Solutions & Support, Inc.	32,517	210,710

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Insperity, Inc.	73,548	$7,570,296
	Insteel Industries, Inc.	61,713	1,980,987
	Interface, Inc.	111,869	1,710,477
	ITT, Inc.	164,108	21,225,729
	Jacobs Solutions, Inc.	110,266	15,826,479
*	Janus International Group, Inc.	163,253	2,352,476
	JB Hunt Transport Services, Inc.	137,318	22,323,787
*	JELD-WEN Holding, Inc.	235,981	4,837,611
#*	JetBlue Airways Corp.	1,425,183	8,095,039
	John Bean Technologies Corp.	73,791	6,574,040
	Johnson Controls International PLC	318,085	20,697,791
#	Kadant, Inc.	22,702	6,215,581
	Karat Packaging, Inc.	2,335	63,279
	KBR, Inc.	349,013	22,664,904
	Kelly Services, Inc., Class A	145,779	3,344,170
#	Kennametal, Inc.	128,355	3,020,193
	Kforce, Inc.	81,015	5,003,486
*	Kirby Corp.	154,920	16,906,420
	Knight-Swift Transportation Holdings, Inc.	354,820	16,403,329
	Korn Ferry	149,560	9,081,283
*	Kratos Defense & Security Solutions, Inc.	359,287	6,402,494
*	L B Foster Co., Class A	28,244	656,673
	L3Harris Technologies, Inc.	88,923	19,033,968
	Landstar System, Inc.	87,065	15,185,007
*	Legalzoom.com, Inc.	74,401	889,092
	Leidos Holdings, Inc.	118,493	16,615,088
	Lennox International, Inc.	33,252	15,409,642
*	Limbach Holdings, Inc.	29,902	1,355,458
	Lincoln Electric Holdings, Inc.	83,039	18,229,552
	Lindsay Corp.	25,564	2,969,259
*	LiqTech International, Inc.	1,314	3,561
#*	Liquidity Services, Inc.	102,626	1,771,325
	Lockheed Martin Corp.	161,715	75,186,155
*	LS Starrett Co., Class A	125,165	2,016,408
	LSI Industries, Inc.	83,517	1,219,348
	Luxfer Holdings PLC	39,886	384,102
*	Manitex International, Inc.	15,512	80,818
*	Manitowoc Co., Inc.	144,693	1,750,785
	ManpowerGroup, Inc.	138,713	10,465,896
	Marten Transport Ltd.	237,882	4,024,963
	Masco Corp.	172,950	11,838,428
*	MasTec, Inc.	128,769	11,420,523
*	Mastech Digital, Inc.	18,872	167,583
*	Masterbrand, Inc.	362,147	6,036,990
*	Matrix Service Co.	82,387	927,678
	Matson, Inc.	98,850	10,654,053
	Matthews International Corp., Class A	42,069	1,135,022
	Maximus, Inc.	148,774	11,943,577
*	Mayville Engineering Co., Inc.	10,072	138,591
	McGrath RentCorp	17,508	1,867,403
	MDU Resources Group, Inc.	437,367	10,802,965
*	Mercury Systems, Inc.	80,910	2,281,662
*	Middleby Corp.	107,147	14,890,219
	Miller Industries, Inc.	19,202	935,329
	MillerKnoll, Inc.	126,981	3,229,127
*	Mistras Group, Inc.	19,303	168,901
*	Montrose Environmental Group, Inc.	50,374	2,187,239
	Moog, Inc., Class A	86,896	13,822,547
*	MRC Global, Inc.	185,961	2,088,342

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	MSA Safety, Inc.	59,007	$10,644,863
	MSC Industrial Direct Co., Inc., Class A	127,866	11,666,494
#	Mueller Industries, Inc.	287,704	16,059,637
	Mueller Water Products, Inc., Class A	380,706	6,030,383
*	MYR Group, Inc.	54,599	9,077,084
	National Presto Industries, Inc.	18,647	1,528,868
*	NEXTracker, Inc., Class A	168,189	7,196,807
	NL Industries, Inc.	254,088	2,086,062
#*	NN, Inc.	69,454	247,256
	Nordson Corp.	54,310	14,022,299
	Norfolk Southern Corp.	139,224	32,066,072
	Northrop Grumman Corp.	64,731	31,396,477
*	Northwest Pipe Co.	28,272	894,809
*	NV5 Global, Inc.	42,697	3,981,068
	nVent Electric PLC	200,418	14,444,125
	Old Dominion Freight Line, Inc.	114,928	20,883,567
#	Omega Flex, Inc.	9,847	652,462
*	OPENLANE, Inc.	324,383	5,572,900
*	Optex Systems Holdings, Inc.	1,476	10,509
*	Orion Group Holdings, Inc.	112,479	799,726
	Oshkosh Corp.	140,668	15,792,796
	Otis Worldwide Corp.	276,063	25,176,946
	Owens Corning	171,211	28,799,402
	PACCAR, Inc.	459,736	48,782,587
*	PAM Transportation Services, Inc.	67,432	1,155,110
	Pangaea Logistics Solutions Ltd.	83,711	602,719
	Park Aerospace Corp.	31,222	445,538
	Parker-Hannifin Corp.	63,318	34,502,611
	Park-Ohio Holdings Corp.	48,634	1,241,626
*	Parsons Corp.	60,268	4,731,641
	Paychex, Inc.	242,965	28,866,672
	Paycom Software, Inc.	45,175	8,491,997
#*	Paycor HCM, Inc.	21,713	377,155
#*	Paylocity Holding Corp.	35,766	5,549,453
	Pentair PLC	210,671	16,661,969
*	Performant Financial Corp.	14,004	37,251
*	Perma-Fix Environmental Services, Inc.	20,738	237,450
*	Perma-Pipe International Holdings, Inc.	16,930	145,598
*	Pioneer Power Solutions, Inc.	2,486	9,447
#	Pitney Bowes, Inc.	12,700	54,102
	Powell Industries, Inc.	41,145	5,883,735
	Preformed Line Products Co.	14,345	1,736,175
	Primoris Services Corp.	147,554	6,876,016
*	Proto Labs, Inc.	59,038	1,799,478
	Quad/Graphics, Inc.	92,400	414,876
	Quanex Building Products Corp.	103,451	3,436,642
	Quanta Services, Inc.	110,828	28,655,688
*	Quest Resource Holding Corp.	17,632	178,788
*	Radiant Logistics, Inc.	99,680	492,419
*	RBC Bearings, Inc.	31,392	7,676,914
#*	RCM Technologies, Inc.	14,252	270,075
	Regal Rexnord Corp.	130,767	21,101,871
	Republic Services, Inc.	105,204	20,167,607
*	Resideo Technologies, Inc.	305,945	5,975,106
#	Resources Connection, Inc.	53,802	594,512
	REV Group, Inc.	163,263	3,568,929
	Robert Half, Inc.	240,774	16,647,114
#*	Rocket Lab USA, Inc.	667,114	2,508,349
	Rockwell Automation, Inc.	142,763	38,683,062

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Rollins, Inc.	321,041	$14,305,587
	RTX Corp.	701,753	71,241,965
	Rush Enterprises, Inc., Class A	207,090	9,095,393
	Rush Enterprises, Inc., Class B	30,845	1,261,869
#*	RXO, Inc.	287,763	5,441,598
	Ryder System, Inc.	146,730	17,879,050
*	Saia, Inc.	25,413	10,084,641
	Schneider National, Inc., Class B	91,067	1,883,266
	Science Applications International Corp.	131,544	16,929,713
	Sensata Technologies Holding PLC	39,290	1,505,200
*	Servotronics, Inc.	1,473	19,149
	Shyft Group, Inc.	71,462	777,507
*	SIFCO Industries, Inc.	7,118	22,378
	Simpson Manufacturing Co., Inc.	86,270	15,001,490
*	SiteOne Landscape Supply, Inc.	64,621	10,138,389
*	SkyWest, Inc.	139,551	10,191,410
	Snap-on, Inc.	52,050	13,947,318
#	Southwest Airlines Co.	501,238	13,002,114
*	SPX Technologies, Inc.	112,542	13,708,741
	SS&C Technologies Holdings, Inc.	238,881	14,784,345
	Standex International Corp.	29,267	5,059,679
	Stanley Black & Decker, Inc.	111,049	10,149,879
#	Star Bulk Carriers Corp.	64,339	1,564,724
	Steelcase, Inc., Class A	275,560	3,314,987
*	Stericycle, Inc.	185,132	8,280,954
*	Sterling Check Corp.	8,850	133,901
*	Sterling Infrastructure, Inc.	78,696	7,995,514
*	Stratasys Ltd.	35,215	342,290
*	Sun Country Airlines Holdings, Inc.	34,604	460,579
#*	Sunrun, Inc.	370,851	3,816,057
*	Symbotic, Inc.	1,766	68,115
#*	TaskUS, Inc., Class A	47,460	543,892
*	Taylor Devices, Inc.	4,486	222,685
*	TechPrecision Corp.	2,148	10,461
#	Tecnoglass, Inc.	80,299	4,460,609
	Tennant Co.	45,390	5,287,027
	Terex Corp.	197,971	11,096,275
	Tetra Tech, Inc.	80,487	15,672,429
	Textron, Inc.	197,447	16,702,042
*	Thermon Group Holdings, Inc.	91,306	2,915,401
	Timken Co.	184,263	16,439,945
*	Titan International, Inc.	254,984	2,809,924
#*	Titan Machinery, Inc.	55,675	1,239,326
#	Toro Co.	154,432	13,526,699
	Trane Technologies PLC	41,581	13,195,315
#*	Transcat, Inc.	20,095	2,157,600
	TransDigm Group, Inc.	10,746	13,411,330
	TransUnion	153,462	11,202,726
*	Trex Co., Inc.	155,390	13,759,785
	TriNet Group, Inc.	81,862	8,216,489
	Trinity Industries, Inc.	239,452	6,230,541
*	Triumph Group, Inc.	85,676	1,144,631
*	TrueBlue, Inc.	44,252	461,106
	TTEC Holdings, Inc.	72,114	524,990
*	Tutor Perini Corp.	94,277	1,567,827
	Twin Disc, Inc.	27,108	435,897
*	Uber Technologies, Inc.	146,992	9,741,160
	UFP Industries, Inc.	129,329	14,575,378
#*	U-Haul Holding Co.	33,051	2,089,815

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	U-Haul Holding Co.	315,360	$19,337,875
*	Ultralife Corp.	45,236	529,261
	UniFirst Corp.	37,390	5,987,261
	Union Pacific Corp.	437,167	103,678,526
*	United Airlines Holdings, Inc.	349,661	17,993,555
	United Parcel Service, Inc., Class B	446,131	65,795,400
	United Rentals, Inc.	80,671	53,887,421
	Universal Logistics Holdings, Inc.	72,087	3,220,847
*	Upwork, Inc.	230,816	2,700,547
*	V2X, Inc.	17,983	873,614
	Valmont Industries, Inc.	54,352	11,131,290
	Veralto Corp.	83,898	7,859,565
	Verisk Analytics, Inc.	129,932	28,319,979
*	Verra Mobility Corp.	248,133	5,850,976
	Vertiv Holdings Co., Class A	283,856	26,398,608
	Vestis Corp.	191,025	3,518,681
*	Viad Corp.	47,392	1,634,076
#*	Vicor Corp.	49,203	1,593,193
#	Virco Mfg. Corp.	31,667	337,887
#*	VirTra, Inc.	6,136	96,703
#	VSE Corp.	37,251	2,908,186
#	Wabash National Corp.	192,420	4,446,826
	Waste Management, Inc.	331,754	69,011,467
#	Watsco, Inc.	54,277	24,300,898
#»	Watsco, Inc., Class B	4,958	2,218,085
	Watts Water Technologies, Inc., Class A	55,298	10,974,441
#	Werner Enterprises, Inc.	193,671	6,623,548
	WESCO International, Inc.	75,778	11,575,090
	Westinghouse Air Brake Technologies Corp.	152,043	24,491,086
*	Wilhelmina International, Inc.	3,392	14,959
*	Willdan Group, Inc.	26,200	738,578
*	Willis Lease Finance Corp.	8,926	433,893
*	WillScot Mobile Mini Holdings Corp.	500,797	18,509,457
	Woodward, Inc.	120,529	19,569,088
	WW Grainger, Inc.	40,749	37,544,091
#*	Xometry, Inc., Class A	21,567	385,402
*	XPO, Inc.	239,865	25,775,893
	Xylem, Inc.	204,831	26,771,412
	Zurn Elkay Water Solutions Corp.	153,414	4,798,790

TOTAL INDUSTRIALS			4,562,725,012

INFORMATION TECHNOLOGY — (23.2%)
*	8x8, Inc.	34,091	75,341
	A10 Networks, Inc.	147,710	1,929,093
	Accenture PLC, Class A	449,831	135,358,646
*	ACI Worldwide, Inc.	256,789	8,756,505
#	Adeia, Inc.	190,258	1,872,139
*	Adobe, Inc.	173,720	80,402,828
#	Advanced Energy Industries, Inc.	89,319	8,560,333
*	Advanced Micro Devices, Inc.	338,161	53,557,939
*	Airgain, Inc.	21,069	110,402
*	Akamai Technologies, Inc.	159,798	16,128,412
*	Alarm.com Holdings, Inc.	81,664	5,430,656
#*	Alithya Group, Inc., Class A	12,642	19,216
*	Alkami Technology, Inc.	51,279	1,234,286
*	Allegro MicroSystems, Inc.	61,784	1,834,367
*	Alpha & Omega Semiconductor Ltd.	76,697	1,677,363
#*	Altair Engineering, Inc., Class A	10,692	860,171
*	Ambarella, Inc.	67,984	3,125,224

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amdocs Ltd.	152,769	$12,831,068
	American Software, Inc., Class A	47,719	482,439
	Amkor Technology, Inc.	754,418	24,405,422
	Amphenol Corp., Class A	278,124	33,589,035
*	Amtech Systems, Inc.	28,475	137,250
	Analog Devices, Inc.	208,424	41,811,939
#*	Appfolio, Inc., Class A	1,468	332,913
	Apple, Inc.	8,343,456	1,421,140,860
	Applied Materials, Inc.	476,792	94,714,731
#*	Applied Optoelectronics, Inc.	110,555	1,088,967
*	AppLovin Corp., Class A	254,085	17,930,778
*	Arista Networks, Inc.	35,978	9,230,516
*	Arrow Electronics, Inc.	115,438	14,737,969
#*	Aspen Technology, Inc.	48,675	9,582,647
*	AstroNova, Inc.	16,656	287,649
#*	Astrotech Corp.	1,031	9,434
*	Atlassian Corp., Class A	15,287	2,633,950
#*	Aurora Innovation, Inc.	862,405	2,393,174
*	Autodesk, Inc.	61,065	12,997,685
#*	AvePoint, Inc.	46,424	360,714
#*	Aviat Networks, Inc.	45,064	1,507,391
	Avnet, Inc.	260,395	12,725,504
*	Aware, Inc.	7,026	13,771
*	Axcelis Technologies, Inc.	47,878	4,956,331
*	AXT, Inc.	65,181	195,543
	Badger Meter, Inc.	42,125	7,705,505
#	Bel Fuse, Inc., Class A	4,354	304,780
	Bel Fuse, Inc., Class B	31,187	1,831,301
	Belden, Inc.	97,460	7,920,574
	Benchmark Electronics, Inc.	104,467	3,155,948
#	Bentley Systems, Inc., Class B	69,092	3,629,403
*	Bill Holdings, Inc.	36,179	2,256,122
*	BK Technologies Corp.	4,890	68,737
*	Blackbaud, Inc.	91,363	7,119,005
#*	BlackLine, Inc.	26,302	1,526,831
*	Box, Inc., Class A	203,631	5,298,479
#*	Brightcove, Inc.	92,424	164,515
	Broadcom, Inc.	214,673	279,132,862
*	Cadence Design Systems, Inc.	36,844	10,155,312
#*	Calix, Inc.	155,258	4,305,304
#*	Cambium Networks Corp.	14,819	50,236
*	CCC Intelligent Solutions Holdings, Inc.	101,792	1,142,106
	CDW Corp.	157,565	38,108,671
#*	Cerence, Inc.	36,832	335,540
*	CEVA, Inc.	67,090	1,359,914
*	Ciena Corp.	263,050	12,160,801
*	Cirrus Logic, Inc.	127,546	11,296,749
	Cisco Systems, Inc.	2,247,906	105,606,624
#	Clear Secure, Inc., Class A	11,439	199,839
#*	Clearfield, Inc.	31,727	955,617
	Climb Global Solutions, Inc.	9,192	592,516
*	Cloudflare, Inc., Class A	32,513	2,841,636
#*	Coda Octopus Group, Inc.	22,446	149,490
	Cognex Corp.	86,749	3,603,553
	Cognizant Technology Solutions Corp., Class A	440,603	28,938,805
*	Cognyte Software Ltd.	40,818	278,379
*	Coherent Corp.	25,377	1,386,346
*	Cohu, Inc.	135,241	4,100,507
*	CommVault Systems, Inc.	12,398	1,270,423

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Comtech Telecommunications Corp.	70,491	$132,523
#*	Confluent, Inc., Class A	90,348	2,540,586
*	Consensus Cloud Solutions, Inc.	31,506	366,730
#*	CoreCard Corp.	729	8,733
	Corning, Inc.	742,499	24,784,617
*	Corsair Gaming, Inc.	122,671	1,361,648
*	CPI Card Group, Inc.	215	3,709
#	Crane NXT Co.	144,647	8,795,984
*	Credo Technology Group Holding Ltd.	169,240	3,024,319
#	Crexendo, Inc.	6,605	26,948
*	Crowdstrike Holdings, Inc., Class A	11,561	3,382,055
#*	CS Disco, Inc.	27,576	208,199
	CSP, Inc.	16,390	214,217
	CTS Corp.	73,540	3,364,455
*	CVD Equipment Corp.	2,767	12,452
#*	Daily Journal Corp.	942	315,758
#*	Daktronics, Inc.	144,872	1,369,040
*	Datadog, Inc., Class A	24,069	3,020,660
	Dell Technologies, Inc., Class C	159,887	19,928,316
#*	Diebold Nixdorf, Inc.	23,443	742,205
#*	Digi International, Inc.	93,202	2,857,573
#*»	Digital Turbine, Inc.	94,207	179,935
#*	DigitalOcean Holdings, Inc.	118,010	3,877,809
*	Diodes, Inc.	130,146	9,501,959
*	DocuSign, Inc.	13,840	783,344
	Dolby Laboratories, Inc., Class A	110,837	8,607,601
*	DoubleVerify Holdings, Inc.	225,918	6,619,397
*	Dropbox, Inc., Class A	151,454	3,507,675
*	DXC Technology Co.	208,440	4,062,496
*	Dynatrace, Inc.	97,973	4,439,157
#*	E2open Parent Holdings, Inc.	375,034	1,818,915
#*	Eastman Kodak Co.	40,132	180,594
*	eGain Corp.	34,008	211,190
*	Elastic NV	22,881	2,338,896
*	Electro-Sensors, Inc.	1,588	6,590
#*	Enfusion, Inc., Class A	11,872	110,528
*	Enphase Energy, Inc.	66,551	7,238,087
	Entegris, Inc.	75,805	10,076,001
#*	Envestnet, Inc.	79,401	4,928,420
*	EPAM Systems, Inc.	35,260	8,295,268
*	ePlus, Inc.	55,905	4,297,976
*	Everbridge, Inc.	1,457	50,631
#*	EverCommerce, Inc.	3,752	33,768
*	Everspin Technologies, Inc.	2,019	14,981
*	Extreme Networks, Inc.	131,508	1,472,890
*	F5, Inc.	74,838	12,371,470
*	Fabrinet	73,403	12,703,857
*	Fair Isaac Corp.	13,924	15,780,487
#*	FARO Technologies, Inc.	21,564	404,325
#*	Fastly, Inc., Class A	155,557	1,967,796
*	First Solar, Inc.	94,830	16,718,529
*	Five9, Inc.	56,131	3,231,462
*	Flex Ltd.	965,580	27,663,867
*	FormFactor, Inc.	193,285	8,618,578
*	Fortinet, Inc.	128,417	8,113,386
*	Franklin Wireless Corp.	8,801	26,315
*	Frequency Electronics, Inc.	36,985	355,056
#*	Freshworks, Inc., Class A	264,033	4,712,989
*	Gartner, Inc.	72,045	29,725,047

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Gen Digital, Inc.	726,948	$14,640,733
#*	Genasys, Inc.	36,815	77,312
*	Gitlab, Inc., Class A	48,378	2,538,394
#*	GLOBALFOUNDRIES, Inc.	39,619	1,936,577
*	Globant SA	53,740	9,597,427
*	GoDaddy, Inc., Class A	103,810	12,704,268
*	Grid Dynamics Holdings, Inc.	102,133	997,839
#*	GSI Technology, Inc.	46,295	181,939
*	Guidewire Software, Inc.	58,333	6,439,963
	Hackett Group, Inc.	90,402	1,960,819
*	Harmonic, Inc.	309,199	3,320,797
*	HashiCorp, Inc., Class A	83,818	2,720,732
	Hewlett Packard Enterprise Co.	1,175,649	19,986,033
	HP, Inc.	536,451	15,068,909
*	HubSpot, Inc.	5,453	3,298,356
*	Ichor Holdings Ltd.	96,393	3,738,121
*	Identiv, Inc.	33,818	170,443
	Immersion Corp.	39,703	288,641
*	indie Semiconductor, Inc., Class A	18,751	105,381
#*	Infinera Corp.	102,263	492,908
#*	Informatica, Inc., Class A	17,072	528,720
	Information Services Group, Inc.	78,352	264,046
#*	Insight Enterprises, Inc.	59,045	10,779,846
*	Instructure Holdings, Inc.	4,151	79,409
#*	Intapp, Inc.	25,300	782,276
	Intel Corp.	1,953,693	59,529,026
#	InterDigital, Inc.	88,259	8,713,811
	International Business Machines Corp.	547,292	90,959,930
#*	inTEST Corp.	29,892	336,883
#*	Intevac, Inc.	53,932	228,132
	Intuit, Inc.	37,826	23,664,702
#*	IonQ, Inc.	102,439	875,853
*	IPG Photonics Corp.	84,509	7,097,066
#*	Issuer Direct Corp.	4,899	56,706
*	Iteris, Inc.	72,168	323,313
*	Itron, Inc.	111,779	10,297,081
	Jabil, Inc.	254,948	29,920,697
#*	Jamf Holding Corp.	163,214	3,177,777
*	JFrog Ltd.	165,935	6,617,488
*	Key Tronic Corp.	22,454	97,001
*	Keysight Technologies, Inc.	173,257	25,631,641
*	Kimball Electronics, Inc.	56,571	1,184,031
	KLA Corp.	77,815	53,637,101
*	Knowles Corp.	299,910	4,747,575
#	Kulicke & Soffa Industries, Inc.	161,919	7,493,611
#*	KVH Industries, Inc.	68,090	326,832
*	Kyndryl Holdings, Inc.	484,797	9,531,109
	Lam Research Corp.	75,319	67,366,067
*	Lantronix, Inc.	61,727	232,094
#*	Lattice Semiconductor Corp.	125,393	8,601,960
*	LGL Group, Inc.	6,640	37,848
	Littelfuse, Inc.	58,319	13,450,694
*	LiveRamp Holdings, Inc.	170,177	5,464,383
*	Lumentum Holdings, Inc.	147,373	6,449,042
#*	Luna Innovations, Inc.	87,808	180,884
*	MACOM Technology Solutions Holdings, Inc.	71,071	7,245,688
*	Magnachip Semiconductor Corp.	64,913	325,863
*	Manhattan Associates, Inc.	57,118	11,769,735
#*	Marathon Digital Holdings, Inc.	255,967	4,110,830

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Marvell Technology, Inc.	410,109	$27,030,284
*	Matterport, Inc.	298,482	1,373,017
*	MaxLinear, Inc.	121,102	2,517,711
#*	MeridianLink, Inc.	34,516	575,727
#	Methode Electronics, Inc.	48,843	595,396
	Microchip Technology, Inc.	540,197	49,687,320
	Micron Technology, Inc.	368,046	41,574,476
	Microsoft Corp.	3,889,402	1,514,260,881
*	Mirion Technologies, Inc.	14,411	156,648
#*	Mitek Systems, Inc.	115,178	1,454,698
	MKS Instruments, Inc.	9,092	1,081,766
*	Model N, Inc.	9,043	268,125
#*	MongoDB, Inc.	7,608	2,778,289
	Monolithic Power Systems, Inc.	16,189	10,835,783
	Motorola Solutions, Inc.	72,016	24,424,226
*	M-Tron Industries, Inc.	3,320	92,163
*	N-able, Inc.	166,756	2,044,429
#	Napco Security Technologies, Inc.	64,822	2,638,255
#*	Navitas Semiconductor Corp.	355,183	1,537,942
*	nCino, Inc.	150,187	4,379,453
*	NCR Voyix Corp.	130,816	1,602,496
	NetApp, Inc.	241,476	24,681,262
*	NETGEAR, Inc.	45,163	667,509
*	NetScout Systems, Inc.	121,220	2,334,697
*	NetSol Technologies, Inc.	24,448	61,609
	Network-1 Technologies, Inc.	57,348	108,388
#*	nLight, Inc.	103,444	1,178,227
*	Nortech Systems, Inc.	446	7,600
#*	Novanta, Inc.	34,624	5,418,656
*	Nutanix, Inc., Class A	114,805	6,968,664
	NVE Corp.	7,415	603,581
	NVIDIA Corp.	1,461,559	1,262,816,207
	NXP Semiconductors NV	118,472	30,351,342
*	Okta, Inc.	33,138	3,081,171
*	Olo, Inc., Class A	121,620	583,776
*	ON Semiconductor Corp.	423,762	29,731,142
	ON24, Inc.	80,431	530,040
*	OneSpan, Inc.	65,876	712,778
*	Onto Innovation, Inc.	79,482	14,743,116
*	Optical Cable Corp.	8,150	22,820
	Oracle Corp.	832,941	94,747,039
*	OSI Systems, Inc.	42,027	5,524,029
#*	Ouster, Inc.	23,082	209,354
*	Palantir Technologies, Inc., Class A	167,279	3,675,120
*	Palo Alto Networks, Inc.	34,785	10,118,609
#*	PAR Technology Corp.	40,659	1,719,063
	PC Connection, Inc.	69,016	4,276,922
*	PDF Solutions, Inc.	89,834	2,702,207
	Pegasystems, Inc.	19,976	1,186,974
*	Perficient, Inc.	91,221	4,311,104
*	Photronics, Inc.	215,041	5,894,274
*	Plexus Corp.	81,690	8,251,507
	Power Integrations, Inc.	127,903	8,533,688
#*	Powerfleet, Inc. NJ	46,023	220,450
#*	PowerSchool Holdings, Inc., Class A	141,202	2,445,619
*	Procore Technologies, Inc.	42,139	2,883,150
	Progress Software Corp.	128,358	6,394,796
*	PTC, Inc.	60,114	10,666,628
*	Pure Storage, Inc., Class A	179,745	9,059,148

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Q2 Holdings, Inc.	81,339	$4,180,011
*	Qorvo, Inc.	147,318	17,212,635
	QUALCOMM, Inc.	817,724	135,619,525
*	Qualys, Inc.	58,292	9,554,642
#*	QuickLogic Corp.	4,090	63,231
*	Rambus, Inc.	159,034	8,718,244
*	Red Violet, Inc.	3,910	65,610
*	RF Industries Ltd.	19,118	54,964
#*	Ribbon Communications, Inc.	239,784	760,115
#	Richardson Electronics Ltd.	31,325	329,852
#*	Rimini Street, Inc.	154,721	411,558
*	Riot Platforms, Inc.	528,007	5,338,151
*	Rogers Corp.	38,296	4,560,671
	Roper Technologies, Inc.	38,852	19,871,244
	Salesforce, Inc.	184,056	49,500,021
*	Samsara, Inc., Class A	69,922	2,442,375
*	Sanmina Corp.	159,866	9,699,070
	Sapiens International Corp. NV	85,515	2,633,862
*	ScanSource, Inc.	107,798	4,486,553
	Seagate Technology Holdings PLC	149,795	12,868,888
*	SecureWorks Corp., Class A	39,029	237,687
*	SEMrush Holdings, Inc., Class A	18,181	222,535
*	SentinelOne, Inc., Class A	568,231	12,006,721
*	ServiceNow, Inc.	14,628	10,142,031
*	SigmaTron International, Inc.	9,201	39,012
*	Silicon Laboratories, Inc.	63,252	7,684,485
#*	SiTime Corp.	23,538	2,097,707
	Skyworks Solutions, Inc.	152,359	16,239,946
#*	SMART Global Holdings, Inc.	148,014	2,704,216
#*	SmartRent, Inc.	231,282	536,574
*	Smartsheet, Inc., Class A	104,976	3,971,242
*	Snowflake, Inc., Class A	13,268	2,059,194
#*	SolarEdge Technologies, Inc.	20,505	1,202,618
	SolarWinds Corp.	261,550	2,882,281
#*	Sono-Tek Corp.	696	3,104
*	SoundThinking, Inc.	19,141	255,724
#*	Sprinklr, Inc., Class A	227,598	2,660,621
*	SPS Commerce, Inc.	24,278	4,221,216
*	Squarespace, Inc., Class A	15,346	534,962
††	SRAX, Inc.	3,513	351
*	Super Micro Computer, Inc.	59,022	50,688,094
*	Synaptics, Inc.	97,044	8,730,078
*	Synchronoss Technologies, Inc.	1,336	8,430
*	Synopsys, Inc.	20,639	10,950,847
	Taitron Components, Inc., Class A	1,484	4,682
	TD SYNNEX Corp.	162,838	19,188,830
	TE Connectivity Ltd.	215,681	30,514,548
*	Teledyne Technologies, Inc.	41,328	15,765,805
*	Telos Corp.	36,741	126,389
*	Teradata Corp.	182,290	6,762,959
	Teradyne, Inc.	119,411	13,889,888
	Texas Instruments, Inc.	673,110	118,750,066
*	TransAct Technologies, Inc.	17,129	91,640
*	Trimble, Inc.	215,604	12,951,332
*	Trio-Tech International	3,963	24,570
*	TSR, Inc.	1,081	8,453
*	TTM Technologies, Inc.	302,815	4,521,028
*	Turtle Beach Corp.	31,489	443,995
*	Twilio, Inc., Class A	107,334	6,427,160

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Tyler Technologies, Inc.	18,698	$8,630,062
*	UiPath, Inc., Class A	269,909	5,120,174
*	Ultra Clean Holdings, Inc.	121,097	5,065,488
*	Unisys Corp.	37,471	203,468
#*	Unity Software, Inc.	273,955	6,648,888
	Universal Display Corp.	39,706	6,272,754
*	Varonis Systems, Inc.	6,861	300,169
*	Veeco Instruments, Inc.	152,561	5,391,506
*	Verint Systems, Inc.	112,145	3,395,751
*	VeriSign, Inc.	60,467	10,247,947
*	Vertex, Inc., Class A	17,299	503,920
*	Viant Technology, Inc., Class A	2,633	23,144
#*	Viasat, Inc.	77,314	1,230,066
*	Viavi Solutions, Inc.	447,377	3,534,278
#*	VirnetX Holding Corp.	1,504	7,911
	Vishay Intertechnology, Inc.	361,522	8,365,619
*	Vishay Precision Group, Inc.	35,021	1,155,693
	Vontier Corp.	270,539	10,992,000
*	Western Digital Corp.	194,711	13,791,380
*	WidePoint Corp.	562	1,090
#*	Wolfspeed, Inc.	100,664	2,720,948
*	Workday, Inc., Class A	13,900	3,401,747
	Xerox Holdings Corp.	290,022	3,854,392
*	Xperi, Inc.	51,330	539,478
*	Yext, Inc.	63,643	349,400
*	Zebra Technologies Corp., Class A	40,290	12,673,622
*	Zoom Video Communications, Inc., Class A	39,084	2,388,032
*	Zscaler, Inc.	14,782	2,556,399

TOTAL INFORMATION TECHNOLOGY			7,509,492,293

MATERIALS — (4.0%)
	AdvanSix, Inc.	42,158	1,064,911
	Air Products & Chemicals, Inc.	96,668	22,846,515
#	Albemarle Corp.	107,476	12,930,438
	Alcoa Corp.	174,563	6,134,144
	Alpha Metallurgical Resources, Inc.	24,708	8,082,481
*	Alto Ingredients, Inc.	80,480	152,107
	Amcor PLC	1,297,645	11,600,946
*	American Biltrite, Inc.	36	3,501
	American Vanguard Corp.	52,426	597,132
#*	Ampco-Pittsburgh Corp.	46,292	94,899
	AptarGroup, Inc.	133,462	19,269,244
#*	Arcadium Lithium PLC	984,445	4,331,558
	Arch Resources, Inc.	52,328	8,308,640
*	Arq, Inc.	33,633	260,992
*	Ascent Industries Co.	20,399	209,498
	Ashland, Inc.	127,668	12,170,590
#*	Aspen Aerogels, Inc.	122,812	1,923,236
#*	ATI, Inc.	227,010	13,552,497
	Avery Dennison Corp.	142,088	30,872,881
	Avient Corp.	189,145	8,023,531
*	Axalta Coating Systems Ltd.	436,883	13,735,602
	Balchem Corp.	74,795	10,574,517
	Ball Corp.	331,914	23,091,257
	Berry Global Group, Inc.	323,985	18,350,510
	Cabot Corp.	137,563	12,549,872
	Caledonia Mining Corp. PLC	1,563	15,333
	Carpenter Technology Corp.	133,308	11,424,496
	Celanese Corp.	106,191	16,311,999

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Century Aluminum Co.	245,589	$4,260,969
	CF Industries Holdings, Inc.	247,915	19,577,848
	Chemours Co.	201,860	5,399,755
*	Clearwater Paper Corp.	111,620	5,027,365
*	Cleveland-Cliffs, Inc.	408,915	6,910,663
*	Coeur Mining, Inc.	774,432	3,500,433
	Commercial Metals Co.	252,512	13,569,995
#	Compass Minerals International, Inc.	38,789	482,923
*	Core Molding Technologies, Inc.	18,326	330,235
	Corteva, Inc.	458,974	24,844,263
	Crown Holdings, Inc.	272,535	22,366,947
*	Dakota Gold Corp.	17,015	45,260
	Dow, Inc.	732,881	41,700,929
	DuPont de Nemours, Inc.	181,245	13,140,262
	Eagle Materials, Inc.	90,031	22,571,672
	Eastman Chemical Co.	130,172	12,293,444
	Ecolab, Inc.	91,823	20,765,771
*	Ecovyst, Inc.	176,129	1,660,896
	Element Solutions, Inc.	568,940	13,159,582
#	Ferroglobe PLC	161,110	845,827
#*	Flotek Industries, Inc.	39,791	136,881
	FMC Corp.	123,961	7,314,939
	Fortitude Gold Corp.	54,214	265,649
	Freeport-McMoRan, Inc.	874,147	43,654,901
	Friedman Industries, Inc.	15,398	299,183
#*	Gatos Silver, Inc.	60,435	578,363
*	Glatfelter Corp.	61,231	87,560
#	Graphic Packaging Holding Co.	905,461	23,406,167
	Greif, Inc., Class A	73,383	4,496,910
	Greif, Inc., Class B	32,148	2,008,607
	Hawkins, Inc.	60,754	4,603,331
	HB Fuller Co.	136,253	10,179,462
	Hecla Mining Co.	692,087	3,273,571
	Huntsman Corp.	569,356	13,584,834
*	Idaho Strategic Resources, Inc.	1,131	9,626
*	Ingevity Corp.	51,055	2,610,953
	Innospec, Inc.	59,037	7,084,440
	International Flavors & Fragrances, Inc.	108,112	9,151,681
	International Paper Co.	353,899	12,365,231
#*	Intrepid Potash, Inc.	21,119	424,914
	Kaiser Aluminum Corp.	31,924	2,888,803
*	Knife River Corp.	118,604	9,273,647
	Koppers Holdings, Inc.	58,787	3,014,597
	Kronos Worldwide, Inc.	139,048	1,592,100
	Linde PLC	189,850	83,716,256
	Louisiana-Pacific Corp.	176,125	12,890,589
*	LSB Industries, Inc.	213,557	1,986,080
	LyondellBasell Industries NV, Class A	459,795	45,965,706
	Martin Marietta Materials, Inc.	58,468	34,324,809
#	Materion Corp.	52,387	6,021,362
	Mativ Holdings, Inc.	85,743	1,565,667
	Mercer International, Inc.	115,280	1,167,786
*	Metallus, Inc.	151,655	3,118,027
	Minerals Technologies, Inc.	77,549	5,652,547
	Mosaic Co.	130,450	4,094,825
#*	MP Materials Corp.	95,015	1,520,240
	Myers Industries, Inc.	99,654	2,182,423
	NewMarket Corp.	20,152	10,618,492
	Newmont Corp.	499,261	20,289,967

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Nexa Resources SA	16,644	$121,335
	Northern Technologies International Corp.	21,837	386,515
	Nucor Corp.	239,453	40,355,014
*	O-I Glass, Inc.	176,943	2,647,067
	Olin Corp.	355,613	18,591,448
	Olympic Steel, Inc.	39,123	2,487,049
	Orion SA	98,378	2,327,623
	Packaging Corp. of America	117,975	20,407,315
	Pactiv Evergreen, Inc.	56,429	859,978
#*	Perimeter Solutions SA	93,272	652,904
#*	Piedmont Lithium, Inc.	11,405	139,711
	PPG Industries, Inc.	236,776	30,544,104
	Quaker Chemical Corp.	12,634	2,356,620
	Radius Recycling, Inc.	48,625	847,047
	Ramaco Resources, Inc., Class A	69,333	1,087,141
	Ramaco Resources, Inc., Class B	3,692	41,018
*	Ranpak Holdings Corp.	27,705	200,584
*	Rayonier Advanced Materials, Inc.	142,544	531,689
	Reliance, Inc.	81,191	23,116,701
††	Resolute Forest Products, Inc.	229,171	325,423
	Royal Gold, Inc.	98,520	11,835,208
	RPM International, Inc.	171,572	18,342,763
	Ryerson Holding Corp.	99,511	2,841,039
	Sealed Air Corp.	177,120	5,575,738
	Sensient Technologies Corp.	86,790	6,354,764
	Sherwin-Williams Co.	139,942	41,928,023
	Silgan Holdings, Inc.	313,577	14,631,503
*	Smith-Midland Corp.	778	27,790
	Sonoco Products Co.	282,079	15,810,528
#	Southern Copper Corp.	90,274	10,532,268
	Steel Dynamics, Inc.	275,188	35,807,463
	Stepan Co.	50,304	4,174,729
*	Summit Materials, Inc., Class A	326,725	12,709,602
	SunCoke Energy, Inc.	243,408	2,509,536
#	Sylvamo Corp.	77,650	4,853,125
	Tredegar Corp.	19,647	125,348
	TriMas Corp.	111,899	2,908,255
#	Trinseo PLC	10,500	27,405
#	Tronox Holdings PLC	299,210	5,083,578
#*	U.S. Gold Corp.	6,134	25,640
	U.S. Lime & Minerals, Inc.	13,554	4,201,740
*	Universal Stainless & Alloy Products, Inc.	21,124	552,393
	Vulcan Materials Co.	124,001	31,946,378
	Warrior Met Coal, Inc.	126,547	8,649,487
	Westlake Corp.	50,760	7,479,994
	Westrock Co.	39,120	1,876,195
#	Worthington Steel, Inc.	126,194	3,885,513

TOTAL MATERIALS			1,301,081,783

REAL ESTATE — (0.3%)
#*	AMREP Corp.	11,298	229,169
#*	Anywhere Real Estate, Inc.	148,276	720,621
*	CBRE Group, Inc., Class A	298,072	25,899,476
#*	CKX Lands, Inc.	2,161	30,362
*	Compass, Inc., Class A	122,967	387,346
*	Comstock Holding Cos., Inc.	2,731	19,963
*	CoStar Group, Inc.	185,770	17,003,528
*	Cushman & Wakefield PLC	344,869	3,327,986
#	DigitalBridge Group, Inc.	264,254	4,344,336

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Douglas Elliman, Inc.	87,984	$119,658
*	Five Point Holdings LLC, Class A	101,104	287,135
*	Forestar Group, Inc.	55,009	1,704,729
*	FRP Holdings, Inc.	52,892	1,603,156
*	Howard Hughes Holdings, Inc.	88,126	5,742,290
*	Jones Lang LaSalle, Inc.	82,268	14,865,827
*»	JW Mays, Inc.	2,713	118,965
#	Kennedy-Wilson Holdings, Inc.	112,613	967,346
	Marcus & Millichap, Inc.	108,689	3,442,181
#*	Maui Land & Pineapple Co., Inc.	13,093	255,052
	Newmark Group, Inc., Class A	348,683	3,336,896
*	Opendoor Technologies, Inc.	1,385,618	2,757,380
*	Rafael Holdings, Inc., Class B	20,215	32,142
	RE/MAX Holdings, Inc., Class A	25,144	176,511
	RMR Group, Inc., Class A	22,879	542,690
	St. Joe Co.	175,759	10,053,415
#*	Stratus Properties, Inc.	21,138	479,410
*	Tejon Ranch Co.	52,163	875,295
*	Zillow Group, Inc., Class A	67,709	2,843,778
*	Zillow Group, Inc., Class C	216,638	9,222,280

TOTAL REAL ESTATE			111,388,923

UTILITIES — (1.8%)
	AES Corp.	496,941	8,895,244
	ALLETE, Inc.	66,245	3,923,029
	Alliant Energy Corp.	184,462	9,186,208
#*	Altus Power, Inc.	78,992	289,901
	Ameren Corp.	114,460	8,455,160
	American Electric Power Co., Inc.	221,751	19,077,239
	American States Water Co.	56,210	3,981,916
	American Water Works Co., Inc.	76,643	9,374,972
#	Artesian Resources Corp., Class A	12,552	439,069
	Atmos Energy Corp.	92,101	10,858,708
#	Avangrid, Inc.	48,189	1,760,344
#	Avista Corp.	73,614	2,648,632
	Black Hills Corp.	68,263	3,747,639
#	Brookfield Renewable Corp., Class A	91,293	2,121,649
	California Water Service Group	92,876	4,562,069
	CenterPoint Energy, Inc.	272,551	7,942,136
	Chesapeake Utilities Corp.	33,768	3,575,018
	Clearway Energy, Inc., Class A	30,472	661,547
	Clearway Energy, Inc., Class C	109,210	2,553,330
	CMS Energy Corp.	159,173	9,647,476
	Consolidated Edison, Inc.	145,724	13,756,346
#	Consolidated Water Co. Ltd.	40,703	1,035,891
	Constellation Energy Corp.	77,855	14,476,359
	Dominion Energy, Inc.	115,174	5,871,571
	DTE Energy Co.	105,448	11,633,023
	Duke Energy Corp.	144,772	14,225,297
	Edison International	174,281	12,384,408
	Entergy Corp.	107,906	11,510,333
	Essential Utilities, Inc.	205,785	7,527,615
	Evergy, Inc.	216,513	11,356,107
	Eversource Energy	102,092	6,188,817
	Exelon Corp.	391,646	14,718,057
	FirstEnergy Corp.	264,403	10,137,211
	Genie Energy Ltd., Class B	78,248	1,196,412
	Global Water Resources, Inc.	1,921	23,513
#	Hawaiian Electric Industries, Inc.	4,435	43,685

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
#	IDACORP, Inc.	68,279	$6,471,484
	MGE Energy, Inc.	65,025	5,092,758
	Middlesex Water Co.	35,564	1,803,806
	National Fuel Gas Co.	64,675	3,434,242
	New Jersey Resources Corp.	164,186	7,173,286
	NextEra Energy, Inc.	402,588	26,961,318
	NiSource, Inc.	255,334	7,113,605
#	Northwest Natural Holding Co.	28,079	1,071,214
	Northwestern Energy Group, Inc.	59,193	2,985,695
	NRG Energy, Inc.	651,199	47,322,631
	OGE Energy Corp.	187,074	6,482,114
	ONE Gas, Inc.	74,793	4,825,644
#	Ormat Technologies, Inc.	136,352	8,703,348
#	Otter Tail Corp.	84,477	7,210,957
	PG&E Corp.	1,040,025	17,794,828
#	Pinnacle West Capital Corp.	70,924	5,223,553
	PNM Resources, Inc.	74,020	2,743,181
	Portland General Electric Co.	118,737	5,133,001
	PPL Corp.	368,720	10,125,051
	Public Service Enterprise Group, Inc.	296,330	20,470,476
*	Pure Cycle Corp.	41,462	395,547
#	RGC Resources, Inc.	12,782	263,565
	Sempra	198,125	14,191,694
	SJW Group	44,526	2,424,441
	Southern Co.	226,157	16,622,539
#	Southwest Gas Holdings, Inc.	78,920	5,889,010
	Spire, Inc.	71,074	4,391,662
#*	Sunnova Energy International, Inc.	32,708	137,701
	UGI Corp.	223,261	5,706,551
	Unitil Corp.	32,521	1,656,620
*	Via Renewables, Inc.	5,525	60,167
	Vistra Corp.	691,902	52,473,848
	WEC Energy Group, Inc.	96,080	7,940,051
	Xcel Energy, Inc.	270,396	14,528,377
	York Water Co.	29,489	1,047,154

TOTAL UTILITIES			575,657,050

TOTAL COMMON STOCKS			31,494,906,104

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	7,631	169,714

CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	9,724	448,957

INDUSTRIALS — (0.0%)

π	WESCO International, Inc., Series A, 10.625%	73,575	1,941,644

TOTAL PREFERRED STOCKS			2,560,315

TOTAL INVESTMENT SECURITIES (Cost $12,890,421,919)			31,497,466,419

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	304,555,123	304,555,123

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	46,549,580	$538,485,536

TOTAL INVESTMENTS — (100.0%) (Cost $13,733,482,608)		$32,340,507,078

As of April 30, 2024, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,081	06/21/24	$272,821,145	$273,871,350	$1,050,205

Total Futures Contracts			$272,821,145	$273,871,350	$1,050,205

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,965,152,427	$211,166	—	$1,965,363,593
Consumer Discretionary	3,202,953,208	3,919	—	3,202,957,127
Consumer Staples	1,903,008,621	135,411	—	1,903,144,032
Energy	2,028,134,387	—	—	2,028,134,387
Financials	4,965,881,037	39,981	—	4,965,921,018
Health Care	3,367,781,388	—	$1,259,498	3,369,040,886
Industrials	4,560,427,866	2,290,149	6,997	4,562,725,012
Information Technology	7,509,312,007	179,935	351	7,509,492,293
Materials	1,300,756,360	—	325,423	1,301,081,783
Real Estate	111,269,958	118,965	—	111,388,923
Utilities	575,657,050	—	—	575,657,050
Preferred Stocks
Communication Services	169,714	—	—	169,714
Consumer Discretionary	448,957	—	—	448,957
Industrials	1,941,644	—	—	1,941,644
Temporary Cash Investments	304,555,123	—	—	304,555,123
Securities Lending Collateral	—	538,485,536	—	538,485,536

Total Investments in Securities	$31,797,449,747	$541,465,062	$1,592,269<>	$32,340,507,078

Financial Instruments
Assets
Futures Contracts**	1,050,205	—	—	1,050,205

Total Financial Instruments	$1,050,205	—	—	$1,050,205

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (5.3%)
#*	Advantage Solutions, Inc.	14,644	$62,383
*	Alphabet, Inc., Class A	170,641	27,776,942
*	Alphabet, Inc., Class C	174,880	28,792,243
*	Angi, Inc.	20,303	42,839
#*	Anterix, Inc.	13,159	414,772
	AT&T, Inc.	479,870	8,105,004
*	Atlanta Braves Holdings, Inc., Class A	7,868	317,395
*	Atlanta Braves Holdings, Inc., Class C	20,086	751,819
	ATN International, Inc.	14,086	268,761
*	Bandwidth, Inc., Class A	23,295	423,969
#*	Boston Omaha Corp., Class A	8,691	134,189
*	Bumble, Inc., Class A	42,957	433,866
#	Cable One, Inc.	2,052	808,180
*	Cardlytics, Inc.	31,322	383,695
*	Cargurus, Inc.	54,085	1,214,749
*	Cars.com, Inc.	60,339	1,008,265
#*	Charter Communications, Inc., Class A	6,662	1,705,072
#*	Cinemark Holdings, Inc.	101,239	1,735,236
	Comcast Corp., Class A	440,297	16,779,719
*	Consolidated Communications Holdings, Inc.	63,509	274,359
*	Creative Realities, Inc.	100	332
*	Cumulus Media, Inc., Class A	8,649	22,747
*	DHI Group, Inc.	17,998	42,115
#*	EchoStar Corp., Class A	37,779	604,086
	Electronic Arts, Inc.	9,605	1,218,106
*	Emerald Holding, Inc.	3,272	18,814
#	Endeavor Group Holdings, Inc., Class A	2,837	74,925
	Entravision Communications Corp., Class A	25,805	53,932
#*	Eventbrite, Inc., Class A	19,335	102,089
*	EverQuote, Inc., Class A	9,338	188,347
*	EW Scripps Co., Class A	69,581	261,625
	Fox Corp., Class A	93,167	2,889,109
	Fox Corp., Class B	97,927	2,808,546
*	Frontier Communications Parent, Inc.	120,192	2,781,243
*	Gaia, Inc.	9,523	36,854
#*	Gannett Co., Inc.	10,904	26,388
»	GCI Liberty, Inc.	91,121	82,414
	Gray Television, Inc.	56,090	322,518
#	Gray Television, Inc., Class A	2,300	18,032
#*	Harte Hanks, Inc.	2,751	19,642
	IDT Corp., Class B	38,595	1,371,666
*	IMAX Corp.	22,928	367,077
*	Integral Ad Science Holding Corp.	76,747	736,004
	Interpublic Group of Cos., Inc.	80,376	2,446,645
	Iridium Communications, Inc.	65,223	2,008,216
	John Wiley & Sons, Inc., Class A	32,215	1,210,318
	John Wiley & Sons, Inc., Class B	2,087	75,351
#*	Lee Enterprises, Inc.	3,798	47,019
*	Liberty Broadband Corp., Class A	3,022	151,493
*	Liberty Broadband Corp., Class C	37,226	1,851,249
*	Liberty Global Ltd., Class A	13,954	221,799
#*	Liberty Global Ltd., Class C	16,291	266,684
*	Liberty Latin America Ltd., Class A	20,793	156,987

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd., Class C	154,852	$1,167,584
*	Liberty Media Corp.-Liberty Formula One, Class A	4,117	256,366
*	Liberty Media Corp.-Liberty Formula One, Class C	34,596	2,420,682
*	Liberty Media Corp.-Liberty Live, Class A	3,558	127,590
*	Liberty Media Corp.-Liberty Live, Class C	13,869	517,591
*	Liberty Media Corp.-Liberty SiriusXM, Class A	110	2,647
#*	Lions Gate Entertainment Corp., Class A	59,076	596,077
*	Lions Gate Entertainment Corp., Class B	45,267	426,868
*	Madison Square Garden Entertainment Corp.	22,059	863,610
*	Madison Square Garden Sports Corp.	3,747	696,642
#*	Magnite, Inc.	90,851	802,214
#	Marcus Corp.	25,358	330,668
	Meta Platforms, Inc., Class A	116,165	49,970,698
	New York Times Co., Class A	41,331	1,778,473
	News Corp., Class A	174,543	4,154,123
	News Corp., Class B	90,843	2,229,287
	Nexstar Media Group, Inc.	33,521	5,365,371
#*	Nextdoor Holdings, Inc.	79,049	161,260
	Omnicom Group, Inc.	38,949	3,616,025
*	Ooma, Inc.	2,567	18,123
	Paramount Global, Class A	3,778	78,167
*	Pinterest, Inc., Class A	9,803	327,910
*	PubMatic, Inc., Class A	36,891	827,834
*	QuinStreet, Inc.	35,147	635,809
*	Reading International, Inc., Class A	26,489	44,766
#*	Reservoir Media, Inc.	7,804	69,846
#*	Roku, Inc.	12,653	729,572
	Saga Communications, Inc., Class A	5,577	127,100
	Scholastic Corp.	30,422	1,083,632
	Shenandoah Telecommunications Co.	57,187	733,137
#	Shutterstock, Inc.	18,653	796,670
#	Sinclair, Inc.	29,009	356,811
#	Sirius XM Holdings, Inc.	120,878	355,381
*	Snap, Inc., Class A	1,700	25,585
#*	Sphere Entertainment Co.	28,188	1,095,386
	Spok Holdings, Inc.	22,686	350,499
#*	Stagwell, Inc.	22,543	134,131
*	Take-Two Interactive Software, Inc.	20,880	2,981,873
*	TechTarget, Inc.	19,310	531,025
	TEGNA, Inc.	194,817	2,657,304
	Telephone & Data Systems, Inc.	86,144	1,348,154
*	Thryv Holdings, Inc.	29,941	688,942
	TKO Group Holdings, Inc.	10,889	1,030,862
	T-Mobile U.S., Inc.	48,874	8,023,645
	Townsquare Media, Inc., Class A	16,264	196,306
*	Trade Desk, Inc., Class A	8,822	730,903
*	Travelzoo	12,456	110,983
*	TripAdvisor, Inc.	69,216	1,822,457
*	TrueCar, Inc.	88,534	233,730
*	U.S. Cellular Corp.	46,149	1,677,978
*	Urban One, Inc.	26,346	40,836
	Verizon Communications, Inc.	508,612	20,085,088
*	Vimeo, Inc.	123,611	443,763
	Walt Disney Co.	87,280	9,696,808
*	Warner Bros Discovery, Inc.	407,147	2,996,602
*	WideOpenWest, Inc.	22,903	81,764
*	Yelp, Inc.	40,602	1,633,824
*	Zedge, Inc., Class B	5,669	13,606
*	Ziff Davis, Inc.	39,009	1,954,741

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	ZoomInfo Technologies, Inc.	59,335	$941,053

TOTAL COMMUNICATION SERVICES			257,112,211

CONSUMER DISCRETIONARY — (11.3%)
*	1-800-Flowers.com, Inc., Class A	39,182	355,381
*	1stdibs.com, Inc.	14,223	81,356
	Aaron’s Co., Inc.	32,851	227,000
*	Abercrombie & Fitch Co., Class A	58,833	7,149,386
	Academy Sports & Outdoors, Inc.	63,006	3,673,250
*	Accel Entertainment, Inc.	4,871	52,315
#	Acushnet Holdings Corp.	69,470	4,236,281
*	Adient PLC	72,568	2,167,606
	ADT, Inc.	146,058	949,377
*	Adtalem Global Education, Inc.	47,047	2,334,472
#	Advance Auto Parts, Inc.	19,844	1,448,215
*	Amazon.com, Inc.	314,432	55,025,600
	AMCON Distributing Co.	438	64,760
*	American Axle & Manufacturing Holdings, Inc.	92,696	680,389
	American Eagle Outfitters, Inc.	193,730	4,699,890
*	American Outdoor Brands, Inc.	14,342	112,154
*	American Public Education, Inc.	20,121	278,273
#*	America’s Car-Mart, Inc.	5,702	326,382
*	AMMO, Inc.	18,554	47,127
*	Aptiv PLC	17,650	1,253,150
	Aramark	111,373	3,509,363
	Arhaus, Inc.	19,085	241,616
	Ark Restaurants Corp.	2,975	41,293
#	Arko Corp.	17,818	76,617
*	Asbury Automotive Group, Inc.	19,730	4,148,035
	Autoliv, Inc.	26,841	3,215,283
#*	AutoNation, Inc.	44,678	7,199,860
	Bassett Furniture Industries, Inc.	9,023	126,142
	Bath & Body Works, Inc.	16,472	748,158
*	Beazer Homes USA, Inc.	33,974	952,291
	Best Buy Co., Inc.	38,802	2,857,379
#*	Beyond, Inc.	25,174	506,753
#	Big 5 Sporting Goods Corp.	17,970	63,614
*	Biglari Holdings, Inc., Class A	142	141,979
*	Biglari Holdings, Inc., Class B	1,757	346,322
*	BJ’s Restaurants, Inc.	24,816	808,753
	Bloomin’ Brands, Inc.	44,701	1,152,839
#*	Boot Barn Holdings, Inc.	35,095	3,736,565
	BorgWarner, Inc.	161,539	5,293,633
	Boyd Gaming Corp.	43,949	2,351,711
*	Bright Horizons Family Solutions, Inc.	15,179	1,574,214
*	Brinker International, Inc.	18,604	997,174
	Brunswick Corp.	50,302	4,056,353
#	Buckle, Inc.	37,622	1,406,687
	Build-A-Bear Workshop, Inc.	17,072	514,892
*	Burlington Stores, Inc.	2,401	432,036
*	Caesars Entertainment, Inc.	7,463	267,325
	Caleres, Inc.	41,504	1,528,592
#	Camping World Holdings, Inc., Class A	24,308	492,723
*	Capri Holdings Ltd.	44,674	1,585,034
#*	CarMax, Inc.	101,675	6,910,850
*	Carnival Corp.	43,104	638,801
*	CarParts.com, Inc.	11,073	13,620
	Carriage Services, Inc.	17,249	441,229
	Carrols Restaurant Group, Inc.	9,255	88,108

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Carter’s, Inc.	25,889	$1,771,066
	Cato Corp., Class A	9,685	46,682
*	Cavco Industries, Inc.	8,273	3,013,109
	Century Communities, Inc.	34,436	2,731,464
#	Cheesecake Factory, Inc.	38,709	1,336,235
*	Chegg, Inc.	5,359	27,706
#*	Children’s Place, Inc.	6,070	42,247
	Choice Hotels International, Inc.	8,184	967,840
	Churchill Downs, Inc.	5,130	661,770
*	Chuy’s Holdings, Inc.	16,180	476,663
#*	Citi Trends, Inc.	10,291	220,639
#	Clarus Corp.	3,449	21,832
#	Columbia Sportswear Co.	32,436	2,582,879
*	Conn’s, Inc.	16,808	59,332
*	Coursera, Inc.	32,006	327,101
#	Cracker Barrel Old Country Store, Inc.	9,859	573,695
	Cricut, Inc., Class A	4,863	25,871
*	Crocs, Inc.	5,094	633,541
	Crown Crafts, Inc.	4,355	22,211
*	Culp, Inc.	13,186	60,128
	Dana, Inc.	141,662	1,760,859
#	Darden Restaurants, Inc.	16,601	2,546,759
*	Dave & Buster’s Entertainment, Inc.	25,137	1,342,316
*	Deckers Outdoor Corp.	2,167	1,773,624
*	Delta Apparel, Inc.	8,762	20,591
#*	Denny’s Corp.	17,757	142,411
	Designer Brands, Inc., Class A	24,074	223,647
#*	Destination XL Group, Inc.	36,439	116,969
	Dick’s Sporting Goods, Inc.	26,403	5,305,419
	Dillard’s, Inc., Class A	9,953	4,359,314
	Dine Brands Global, Inc.	2,580	113,778
*	DoorDash, Inc., Class A	18,626	2,407,597
*	Dorman Products, Inc.	30,222	2,642,914
	DR Horton, Inc.	35,457	5,052,268
#*	Dream Finders Homes, Inc., Class A	5,187	184,139
*	Duluth Holdings, Inc., Class B	10,904	45,906
	eBay, Inc.	25,601	1,319,476
*	El Pollo Loco Holdings, Inc.	30,722	261,751
	Escalade, Inc.	12,824	159,787
	Ethan Allen Interiors, Inc.	28,196	796,255
*	Etsy, Inc.	4,577	314,303
#*	European Wax Center, Inc., Class A	4,248	49,956
*	Expedia Group, Inc.	4,495	605,162
*	Figs, Inc., Class A	72,898	372,509
#*	First Watch Restaurant Group, Inc.	30,048	766,825
*	Five Below, Inc.	10,014	1,465,449
	Flanigan’s Enterprises, Inc.	1,001	26,286
	Flexsteel Industries, Inc.	8,187	269,844
#*	Floor & Decor Holdings, Inc., Class A	15,459	1,705,591
	Foot Locker, Inc.	71,878	1,498,656
	Ford Motor Co.	462,094	5,614,442
*	Fox Factory Holding Corp.	13,049	507,867
*	Frontdoor, Inc.	15,293	469,342
#*	Full House Resorts, Inc.	19,188	97,859
#*	Funko, Inc., Class A	7,564	46,065
#	Gap, Inc.	158,091	3,244,027
	Garmin Ltd.	22,692	3,278,313
	General Motors Co.	281,807	12,548,866
*	Genesco, Inc.	10,217	258,592

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Gentex Corp.	117,490	$4,029,907
*	Gentherm, Inc.	28,320	1,432,142
	Genuine Parts Co.	16,918	2,659,679
*	G-III Apparel Group Ltd.	56,994	1,604,381
#*	Good Times Restaurants, Inc.	3,814	10,183
*	Goodyear Tire & Rubber Co.	215,961	2,582,894
*	GoPro, Inc., Class A	39,103	67,648
	Graham Holdings Co., Class B	4,229	2,966,094
*	Grand Canyon Education, Inc.	21,595	2,807,782
*	Green Brick Partners, Inc.	22,902	1,239,685
	Group 1 Automotive, Inc.	15,409	4,530,554
#	Guess?, Inc.	60,420	1,618,048
	H&R Block, Inc.	34,561	1,632,316
	Hamilton Beach Brands Holding Co., Class A	11,937	242,799
#*	Hanesbrands, Inc.	250,528	1,142,408
	Harley-Davidson, Inc.	101,397	3,487,043
#	Hasbro, Inc.	16,501	1,011,511
#	Haverty Furniture Cos., Inc.	19,633	604,696
	Haverty Furniture Cos., Inc., Class A	1,796	51,087
#*	Helen of Troy Ltd.	21,310	1,975,650
#	Hibbett, Inc.	13,553	1,168,811
*	Hilton Grand Vacations, Inc.	20,280	844,459
*	Holley, Inc.	15,731	63,239
	Hooker Furnishings Corp.	23,717	403,189
*	Hovnanian Enterprises, Inc., Class A	2,664	393,819
	Hyatt Hotels Corp., Class A	9,003	1,339,556
	Installed Building Products, Inc.	15,522	3,659,001
	International Game Technology PLC	102,105	2,015,553
#*	iRobot Corp.	12,719	108,875
*	J Jill, Inc.	2,926	72,916
	Jack in the Box, Inc.	6,082	347,100
*	JAKKS Pacific, Inc.	3,955	74,789
	Jerash Holdings U.S., Inc.	2,916	9,040
	Johnson Outdoors, Inc., Class A	10,729	439,996
	KB Home	80,690	5,225,484
#	Kohl’s Corp.	87,465	2,093,912
#	Kontoor Brands, Inc.	24,669	1,530,958
#	Krispy Kreme, Inc.	23,794	300,994
#*	Kura Sushi USA, Inc., Class A	2,725	299,968
	Lakeland Industries, Inc.	7,500	124,125
*	Lands’ End, Inc.	31,801	435,038
*	Landsea Homes Corp.	9,347	107,958
	Las Vegas Sands Corp.	12,049	534,494
	Laureate Education, Inc.	99,781	1,446,824
	La-Z-Boy, Inc.	49,990	1,641,672
	LCI Industries	25,955	2,698,801
	Lear Corp.	52,945	6,664,187
*	Legacy Housing Corp.	1,789	36,442
	Leggett & Platt, Inc.	57,524	1,039,459
	Lennar Corp., Class A	91,957	13,942,520
#	Lennar Corp., Class B	9,841	1,381,578
*	LGI Homes, Inc.	24,836	2,233,501
#*	Life Time Group Holdings, Inc.	39,811	543,818
	Lifetime Brands, Inc.	20,647	188,714
*	Light & Wonder, Inc.	19,895	1,775,828
*	Lincoln Educational Services Corp.	18,096	192,903
	Lithia Motors, Inc.	19,223	4,889,947
*	Live Ventures, Inc.	1,595	40,736
	LKQ Corp.	88,048	3,797,510

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lovesac Co.	14,144	$313,714
*	Lululemon Athletica, Inc.	290	104,574
*	M/I Homes, Inc.	33,882	3,937,766
	Macy’s, Inc.	252,979	4,662,403
*	Malibu Boats, Inc., Class A	18,168	618,075
#	Marine Products Corp.	15,913	171,065
*	MarineMax, Inc.	26,965	665,227
	Marriott Vacations Worldwide Corp.	32,840	3,156,252
*	MasterCraft Boat Holdings, Inc.	14,582	294,994
*	Mattel, Inc.	85,940	1,574,421
	Meritage Homes Corp.	32,130	5,325,226
*	MGM Resorts International	29,407	1,159,812
*	Modine Manufacturing Co.	50,652	4,691,895
*	Mohawk Industries, Inc.	33,822	3,900,353
	Monarch Casino & Resort, Inc.	5,624	381,138
	Monro, Inc.	13,707	373,516
*	Motorcar Parts of America, Inc.	17,004	96,583
#	Movado Group, Inc.	12,959	330,066
	Murphy USA, Inc.	8,285	3,428,499
	Nathan’s Famous, Inc.	3,147	203,328
*	National Vision Holdings, Inc.	45,216	787,663
	Newell Brands, Inc.	183,883	1,460,031
	Nobility Homes, Inc.	1,284	43,175
#	Nordstrom, Inc.	135,228	2,570,684
#*	Norwegian Cruise Line Holdings Ltd.	16,399	310,269
*	NVR, Inc.	623	4,634,404
*	ODP Corp.	35,503	1,807,458
*	Ollie’s Bargain Outlet Holdings, Inc.	42,835	3,132,952
#*	ONE Group Hospitality, Inc.	24,612	131,920
*	OneSpaWorld Holdings Ltd.	55,036	700,058
#*	OneWater Marine, Inc., Class A	5,606	116,100
#	Oxford Industries, Inc.	17,750	1,913,095
#	Papa John’s International, Inc.	7,165	442,009
	Patrick Industries, Inc.	19,915	2,080,918
#*	Penn Entertainment, Inc.	38,186	631,596
	Penske Automotive Group, Inc.	48,153	7,363,075
	Perdoceo Education Corp.	72,173	1,320,766
#	PetMed Express, Inc.	4,334	17,119
	Phinia, Inc.	28,669	1,118,091
*	Planet Fitness, Inc., Class A	9,900	592,416
*	Playa Hotels & Resorts NV	110,579	995,211
	Polaris, Inc.	34,480	2,936,317
#	Pool Corp.	1,426	516,968
*	Portillo’s, Inc., Class A	20,552	251,968
*	Potbelly Corp.	8,889	90,579
	PulteGroup, Inc.	122,349	13,632,126
	PVH Corp.	40,846	4,444,045
*»	QEP Co., Inc.	1,575	42,289
	Ralph Lauren Corp.	24,732	4,047,144
	RCI Hospitality Holdings, Inc.	9,765	495,671
	Red Rock Resorts, Inc., Class A	21,324	1,132,731
#*	Restoration Hardware, Inc.	6,650	1,642,882
#*	Revolve Group, Inc.	16,300	324,533
#*	Rivian Automotive, Inc., Class A	382,412	3,403,467
	Rocky Brands, Inc.	7,323	188,714
	Ross Stores, Inc.	14,432	1,869,666
#*	Royal Caribbean Cruises Ltd.	11,741	1,639,396
*	Sally Beauty Holdings, Inc.	46,468	504,178
	Service Corp. International	53,157	3,811,888

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Shake Shack, Inc., Class A	11,445	$1,211,453
#	Shoe Carnival, Inc.	30,438	1,017,847
#	Signet Jewelers Ltd.	46,478	4,556,238
*	Skechers USA, Inc., Class A	67,293	4,444,703
*	Skyline Champion Corp.	46,412	3,480,436
*	Sleep Number Corp.	12,790	170,235
	Smith & Wesson Brands, Inc.	52,546	891,706
#*	Solo Brands, Inc., Class A	8,273	15,553
	Sonic Automotive, Inc., Class A	40,894	2,365,309
*	Sonos, Inc.	43,411	733,646
#*	Sportsman’s Warehouse Holdings, Inc.	26,191	83,811
	Standard Motor Products, Inc.	24,063	772,422
	Steven Madden Ltd.	64,835	2,619,982
#*	Stitch Fix, Inc., Class A	43,257	91,705
*	Stoneridge, Inc.	31,731	475,330
	Strategic Education, Inc.	24,634	2,828,969
*	Strattec Security Corp.	3,345	76,132
*	Stride, Inc.	46,169	3,081,781
	Superior Group of Cos., Inc.	19,083	310,480
*	Superior Industries International, Inc.	2,376	8,886
#*	Sweetgreen, Inc., Class A	86,867	1,951,901
*»	Tandy Leather Factory, Inc.	2,500	11,875
	Tapestry, Inc.	157,237	6,276,901
*	Taylor Morrison Home Corp.	114,538	6,415,273
	Tempur Sealy International, Inc.	23,482	1,175,509
	Texas Roadhouse, Inc.	21,627	3,477,189
	Thor Industries, Inc.	39,971	3,973,917
*	Tile Shop Holdings, Inc.	30,029	201,795
*	Tilly’s, Inc., Class A	21,615	131,203
	Toll Brothers, Inc.	94,747	11,285,315
*	TopBuild Corp.	18,291	7,401,819
#*	Topgolf Callaway Brands Corp.	82,804	1,326,520
#	Tractor Supply Co.	17,500	4,778,900
	Travel & Leisure Co.	18,662	812,543
*	Tri Pointe Homes, Inc.	103,909	3,829,047
*	Ulta Beauty, Inc.	4,881	1,976,024
*	Under Armour, Inc., Class A	111,235	748,612
#*	Under Armour, Inc., Class C	148,769	969,974
*	Unifi, Inc.	14,180	84,655
*	United Parks & Resorts, Inc.	18,405	935,342
*	Universal Electronics, Inc.	9,381	105,911
*	Universal Technical Institute, Inc.	35,976	547,555
	Upbound Group, Inc.	37,132	1,151,463
*	Urban Outfitters, Inc.	135,047	5,261,431
	Vail Resorts, Inc.	5,219	988,322
*	Valvoline, Inc.	31,325	1,331,939
*	Vera Bradley, Inc.	18,908	124,604
#	VF Corp.	10,051	125,235
*	Victoria’s Secret & Co.	24,890	438,562
*	Vista Outdoor, Inc.	65,311	2,291,763
*	Visteon Corp.	16,990	1,879,604
*	VOXX International Corp.	35,211	207,745
#*	Warby Parker, Inc., Class A	56,737	666,092
	Wendy’s Co.	91,147	1,822,029
	Weyco Group, Inc.	9,580	281,173
#	Whirlpool Corp.	17,752	1,683,955
#	Williams-Sonoma, Inc.	11,078	3,176,949
	Wingstop, Inc.	6,181	2,378,387
	Winmark Corp.	2,807	1,008,611

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Winnebago Industries, Inc.	36,274	$2,233,753
	Wolverine World Wide, Inc.	54,360	583,826
	Worthington Enterprises, Inc.	39,194	2,240,329
	Wyndham Hotels & Resorts, Inc.	20,217	1,486,152
	Wynn Resorts Ltd.	6,042	553,749
*	YETI Holdings, Inc.	13,147	469,611
*	Zumiez, Inc.	21,641	372,225

TOTAL CONSUMER DISCRETIONARY			551,694,566

CONSUMER STAPLES — (4.6%)
	Albertsons Cos., Inc., Class A	15,969	325,768
#	Alico, Inc.	9,293	259,368
	Andersons, Inc.	34,511	1,896,034
	Archer-Daniels-Midland Co.	75,839	4,448,716
#	B&G Foods, Inc.	42,598	472,838
*	BellRing Brands, Inc.	15,102	833,177
#*	BJ’s Wholesale Club Holdings, Inc.	19,268	1,438,934
*	Boston Beer Co., Inc., Class A	2,839	790,406
*	Bridgford Foods Corp.	4,114	43,444
#	Brown-Forman Corp., Class A	3,283	161,097
#	Brown-Forman Corp., Class B	800	38,280
	Bunge Global SA	94,400	9,606,144
	Calavo Growers, Inc.	17,478	471,032
	Cal-Maine Foods, Inc.	37,112	2,053,407
	Campbell Soup Co.	35,835	1,638,018
	Casey’s General Stores, Inc.	18,796	6,006,826
*	Celsius Holdings, Inc.	9,105	648,913
#*	Central Garden & Pet Co.	12,298	503,603
*	Central Garden & Pet Co., Class A	62,922	2,229,326
*	Chefs’ Warehouse, Inc.	36,090	1,193,857
	Church & Dwight Co., Inc.	20,030	2,161,037
	Coca-Cola Co.	15,978	986,961
	Coca-Cola Consolidated, Inc.	7,611	6,286,686
	Conagra Brands, Inc.	86,781	2,671,119
	Constellation Brands, Inc., Class A	7,145	1,810,972
*	Coty, Inc., Class A	245,150	2,804,516
*	Darling Ingredients, Inc.	65,425	2,772,057
	Dole PLC	7,367	89,656
	Dollar General Corp.	11,806	1,643,277
*	Dollar Tree, Inc.	31,716	3,750,417
#*	Duckhorn Portfolio, Inc.	54,927	465,232
	Edgewell Personal Care Co.	39,380	1,481,476
*	elf Beauty, Inc.	45,692	7,426,321
	Energizer Holdings, Inc.	12,486	358,598
*	Farmer Bros Co.	11,276	34,956
	Flowers Foods, Inc.	126,752	3,161,195
	Fresh Del Monte Produce, Inc.	60,762	1,553,684
*	Fresh Market, Inc.	6,378	0
#*	Freshpet, Inc.	12,416	1,316,965
	General Mills, Inc.	39,083	2,753,788
*	Grocery Outlet Holding Corp.	82,681	2,147,226
#*	Hain Celestial Group, Inc.	48,565	298,189
#*	Herbalife Ltd.	14,800	128,020
*	Honest Co., Inc.	20,990	63,180
	Hormel Foods Corp.	29,766	1,058,479
#	Ingles Markets, Inc., Class A	11,945	857,054
	Ingredion, Inc.	44,866	5,141,195
	Inter Parfums, Inc.	17,260	2,008,719
	J & J Snack Foods Corp.	12,758	1,751,546

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	J M Smucker Co.	38,020	$4,366,597
	John B Sanfilippo & Son, Inc.	10,331	1,030,001
	Kellanova	29,809	1,724,749
	Kenvue, Inc.	192,958	3,631,469
	Keurig Dr Pepper, Inc.	162,518	5,476,857
	Kraft Heinz Co.	153,684	5,933,739
	Kroger Co.	148,256	8,210,417
#	Lamb Weston Holdings, Inc.	5,072	422,700
	Lancaster Colony Corp.	7,532	1,437,181
	Lifevantage Corp.	3,901	23,796
*	Lifeway Foods, Inc.	6,493	132,782
#	Limoneira Co.	17,070	337,645
	Mannatech, Inc.	99	841
	McCormick & Co., Inc.	23,510	1,788,171
#	McCormick & Co., Inc.	2,128	160,760
#	Medifast, Inc.	10,658	293,415
#	MGP Ingredients, Inc.	22,542	1,768,194
*	Mission Produce, Inc.	21,116	239,667
	Molson Coors Beverage Co., Class B	49,288	2,822,231
	Mondelez International, Inc., Class A	66,070	4,753,076
*	Monster Beverage Corp.	19,568	1,045,910
*	National Beverage Corp.	20,130	895,785
*	Natural Alternatives International, Inc.	8,015	50,094
	Natural Grocers by Vitamin Cottage, Inc.	12,385	202,619
#	Natural Health Trends Corp.	1,821	12,237
*	Nature’s Sunshine Products, Inc.	18,373	357,355
	Nu Skin Enterprises, Inc., Class A	10,876	127,902
	Oil-Dri Corp. of America	4,973	344,380
*	Performance Food Group Co.	67,726	4,597,241
*	Pilgrim’s Pride Corp.	80,508	2,899,898
*	Post Holdings, Inc.	65,228	6,923,952
	PriceSmart, Inc.	23,361	1,882,663
	Procter & Gamble Co.	90,151	14,712,643
	Reynolds Consumer Products, Inc.	10,836	310,235
*	Rocky Mountain Chocolate Factory, Inc.	5,160	18,834
	Seaboard Corp.	676	2,237,634
#*	Seneca Foods Corp., Class A	6,380	370,614
*»	Seneca Foods Corp., Class B	1,251	73,684
*	Simply Good Foods Co.	78,194	2,850,171
	SpartanNash Co.	29,694	566,858
	Spectrum Brands Holdings, Inc.	25,661	2,100,866
*	Sprouts Farmers Market, Inc.	92,203	6,088,164
	Sysco Corp.	5,111	379,849
	Target Corp.	27,480	4,423,730
	Tootsie Roll Industries, Inc.	29,976	890,587
*	TreeHouse Foods, Inc.	43,497	1,633,312
	Turning Point Brands, Inc.	9,779	282,026
	Tyson Foods, Inc., Class A	75,789	4,596,603
*	U.S. Foods Holding Corp.	93,276	4,687,119
*	United Natural Foods, Inc.	38,533	344,100
	United-Guardian, Inc.	1,872	15,650
	Universal Corp.	20,505	1,054,572
*	USANA Health Sciences, Inc.	19,181	796,395
	Utz Brands, Inc.	35,936	647,926
	Vector Group Ltd.	34,078	352,707
	Village Super Market, Inc., Class A	11,621	325,039
#*	Vita Coco Co., Inc.	18,266	442,768
*	Vital Farms, Inc.	12,710	340,120
#	Walgreens Boots Alliance, Inc.	170,091	3,015,713

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	190,017	$11,277,509
#	WD-40 Co.	6,701	1,515,297
#	Weis Markets, Inc.	23,567	1,487,785
#*	Whole Earth Brands, Inc.	11,119	53,594
#*	Willamette Valley Vineyards, Inc.	800	3,352
#	WK Kellogg Co.	7,452	173,930

TOTAL CONSUMER STAPLES			224,005,419

ENERGY — (9.8%)
	Adams Resources & Energy, Inc.	3,588	105,846
*	Amplify Energy Corp.	35,232	248,738
	Antero Midstream Corp.	416,730	5,767,543
*	Antero Resources Corp.	217,675	7,403,127
	APA Corp.	56,354	1,771,770
	Archrock, Inc.	247,933	4,757,834
	Ardmore Shipping Corp.	48,293	808,908
	Baker Hughes Co.	239,711	7,819,373
#*	Battalion Oil Corp.	8,207	42,102
	Berry Corp.	61,646	523,375
*	Bristow Group, Inc.	20,789	546,959
	Cactus, Inc., Class A	26,100	1,295,604
#	California Resources Corp.	69,806	3,689,945
*	Centrus Energy Corp., Class A	3,411	146,434
	ChampionX Corp.	86,393	2,900,213
	Cheniere Energy, Inc.	4,646	733,232
#	Chesapeake Energy Corp.	89,768	8,068,348
	Chevron Corp.	183,004	29,513,055
#	Chord Energy Corp.	24,691	4,369,813
	Civitas Resources, Inc.	7,040	506,598
*	Clean Energy Fuels Corp.	175,078	406,181
*	CNX Resources Corp.	208,465	4,903,097
#	Comstock Resources, Inc.	210,476	2,117,389
	ConocoPhillips	107,669	13,525,380
	CONSOL Energy, Inc.	36,002	2,979,526
#	Core Laboratories, Inc.	31,613	499,485
	Coterra Energy, Inc.	441,905	12,090,521
	Crescent Energy Co., Class A	46,312	492,760
#	CVR Energy, Inc.	73,861	2,243,897
	Delek U.S. Holdings, Inc.	71,468	1,953,220
	Devon Energy Corp.	171,572	8,781,055
	DHT Holdings, Inc.	185,564	2,119,141
	Diamondback Energy, Inc.	88,399	17,779,691
*	DMC Global, Inc.	19,446	308,219
	Dorian LPG Ltd.	45,854	1,894,687
*	Dril-Quip, Inc.	34,689	630,646
*	DT Midstream, Inc.	51,541	3,205,850
*	Encore Energy Corp.	20,454	90,202
	Energy Services of America Corp.	4,053	28,047
	EnLink Midstream LLC	301,646	4,138,583
	EOG Resources, Inc.	74,939	9,901,690
	Epsilon Energy Ltd.	15,216	82,471
#	EQT Corp.	216,761	8,689,948
	Equitrans Midstream Corp.	258,942	3,503,485
#	Evolution Petroleum Corp.	31,276	168,890
*	Expro Group Holdings NV	106,324	1,994,638
	Exxon Mobil Corp.	490,358	57,994,641
*	Forum Energy Technologies, Inc.	5,809	108,338
#	FutureFuel Corp.	52,456	284,312
*	Geospace Technologies Corp.	11,721	142,410

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Granite Ridge Resources, Inc.	5,098	$33,239
*	Green Plains, Inc.	36,133	746,869
*	Gulf Island Fabrication, Inc.	10,040	69,276
*	Gulfport Energy Corp.	10,014	1,589,322
*	Hallador Energy Co.	18,996	97,070
	Halliburton Co.	110,561	4,142,721
*	Helix Energy Solutions Group, Inc.	155,684	1,672,046
#	Helmerich & Payne, Inc.	88,409	3,477,126
	Hess Corp.	33,658	5,300,798
	HF Sinclair Corp.	169,076	9,172,373
	International Seaways, Inc.	47,303	2,615,383
	Kinder Morgan, Inc.	401,370	7,337,044
#*	Kosmos Energy Ltd.	234,141	1,327,579
#	Liberty Energy, Inc.	165,419	3,639,218
#	Magnolia Oil & Gas Corp., Class A	155,271	3,892,644
*	Mammoth Energy Services, Inc.	13,792	44,824
	Marathon Oil Corp.	306,076	8,218,141
	Marathon Petroleum Corp.	85,987	15,625,558
	Matador Resources Co.	115,055	7,167,926
*	Mexco Energy Corp.	4,700	58,280
	Murphy Oil Corp.	168,763	7,533,580
#*	Nabors Industries Ltd.	6,724	484,330
	NACCO Industries, Inc., Class A	6,859	188,897
*	Natural Gas Services Group, Inc.	10,917	241,047
*	NCS Multistage Holdings, Inc.	1,080	17,712
#	New Fortress Energy, Inc.	21,731	569,352
*	Newpark Resources, Inc.	88,701	615,585
	Noble Corp. PLC	10,861	482,011
#	Nordic American Tankers Ltd.	194,274	757,669
#	Northern Oil & Gas, Inc.	86,985	3,548,118
	NOV, Inc.	178,484	3,300,169
	Occidental Petroleum Corp.	118,726	7,852,538
*	Oceaneering International, Inc.	79,506	1,821,482
*	Oil States International, Inc.	77,668	309,895
	ONEOK, Inc.	71,124	5,627,331
	Overseas Shipholding Group, Inc., Class A	47,197	286,958
	Ovintiv, Inc.	151,443	7,772,055
*	Par Pacific Holdings, Inc.	69,312	2,134,810
	Patterson-UTI Energy, Inc.	6,461	69,908
	PBF Energy, Inc., Class A	119,889	6,386,487
#	Peabody Energy Corp.	122,976	2,698,093
	Permian Resources Corp.	277,242	4,643,803
	Phillips 66	58,638	8,397,548
#	PHX Minerals, Inc.	30,919	103,579
	Pioneer Natural Resources Co.	27,646	7,445,621
*	PrimeEnergy Resources Corp.	1,038	106,353
*	ProPetro Holding Corp.	83,157	725,129
#	Range Resources Corp.	195,453	7,018,717
	Ranger Energy Services, Inc.	11,326	111,448
*	REX American Resources Corp.	17,647	976,409
	Riley Exploration Permian, Inc.	1,159	30,053
#	RPC, Inc.	180,234	1,205,765
	SandRidge Energy, Inc.	32,036	438,893
	Schlumberger NV	111,868	5,311,493
	Scorpio Tankers, Inc.	52,501	3,693,970
*	SEACOR Marine Holdings, Inc.	27,377	334,547
*	Seadrill Ltd.	5,436	263,918
	Select Water Solutions, Inc.	98,967	914,455
	SFL Corp. Ltd.	191,219	2,548,949

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	SilverBow Resources, Inc.	11,552	$354,877
#	Sitio Royalties Corp., Class A	21,394	497,197
	SM Energy Co.	123,164	5,972,222
	Solaris Oilfield Infrastructure, Inc., Class A	13,692	120,627
*	Southwestern Energy Co.	644,126	4,824,504
*	Stabilis Solutions, Inc.	2,037	8,372
*	Talos Energy, Inc.	91,135	1,201,159
	Targa Resources Corp.	53,518	6,104,263
	TechnipFMC PLC	239,042	6,124,256
*	Teekay Corp.	88,860	650,455
	Teekay Tankers Ltd., Class A	31,849	1,855,841
*	TETRA Technologies, Inc.	80,336	344,641
	Texas Pacific Land Corp.	201	115,836
*	Tidewater, Inc.	24,086	2,212,299
#*	Transocean Ltd.	646,538	3,374,928
*	U.S. Silica Holdings, Inc.	74,827	1,154,581
	VAALCO Energy, Inc.	21,138	135,283
*	Valaris Ltd.	22,685	1,475,886
	Valero Energy Corp.	72,578	11,603,045
#*	Vital Energy, Inc.	26,702	1,415,740
#	Vitesse Energy, Inc.	19,888	441,315
#	W&T Offshore, Inc.	74,551	167,740
*	Weatherford International PLC	17,126	2,117,116
	Williams Cos., Inc.	101,371	3,888,592
	World Kinect Corp.	47,198	1,109,153

TOTAL ENERGY			474,543,259

FINANCIALS — (21.9%)
	1st Source Corp.	35,024	1,737,190
#*	Acacia Research Corp.	37,575	182,990
	ACNB Corp.	7,905	257,229
	Affiliated Managers Group, Inc.	33,169	5,177,681
*	Affinity Bancshares, Inc.	810	13,559
*	Affirm Holdings, Inc.	117,204	3,736,464
	Aflac, Inc.	73,631	6,159,233
#	Alerus Financial Corp.	5,262	103,661
	Allstate Corp.	34,430	5,855,166
	Ally Financial, Inc.	188,760	7,238,946
	Amalgamated Financial Corp.	23,190	569,083
#	A-Mark Precious Metals, Inc.	21,409	857,859
*	Ambac Financial Group, Inc.	37,437	540,965
	Amerant Bancorp, Inc.	24,639	533,681
*	American Coastal Insurance Corp., Class C	2,465	25,809
	American Express Co.	33,003	7,723,692
	American Financial Group, Inc.	33,279	4,251,392
	American International Group, Inc.	118,879	8,952,777
	Ameriprise Financial, Inc.	14,077	5,796,768
	Ameris Bancorp	58,199	2,763,289
	AMERISAFE, Inc.	19,324	881,174
	AmeriServ Financial, Inc.	15,921	38,529
#	Ames National Corp.	6,781	130,534
	Apollo Global Management, Inc.	17,153	1,859,042
*	Arch Capital Group Ltd.	75,655	7,076,769
	Arrow Financial Corp.	16,031	357,010
	Arthur J Gallagher & Co.	14,066	3,301,150
	Artisan Partners Asset Management, Inc., Class A	20,958	857,811
*	AssetMark Financial Holdings, Inc.	28,902	977,177
	Associated Banc-Corp.	123,184	2,595,487
	Associated Capital Group, Inc., Class A	2,402	78,041

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Assurant, Inc.	40,745	$7,105,928
	Assured Guaranty Ltd.	66,849	5,127,318
	Atlantic American Corp.	5,179	10,254
	Atlantic Union Bankshares Corp.	86,184	2,738,066
*	Atlanticus Holdings Corp.	18,293	483,850
	Auburn National BanCorp, Inc.	2,722	50,384
*	AvidXchange Holdings, Inc.	70,693	824,280
	Axis Capital Holdings Ltd.	59,826	3,669,129
*	Axos Financial, Inc.	48,745	2,466,984
#	B Riley Financial, Inc.	4,535	156,004
	Banc of California, Inc.	72,710	995,400
	BancFirst Corp.	37,917	3,381,059
*	Bancorp, Inc.	49,862	1,492,868
	Bank of America Corp.	491,054	18,173,909
#	Bank of Hawaii Corp.	32,151	1,822,640
	Bank of Marin Bancorp.	7,220	103,679
	Bank of New York Mellon Corp.	248,319	14,027,540
	Bank of NT Butterfield & Son Ltd.	37,021	1,258,714
	Bank of the James Financial Group, Inc.	1,690	17,204
#	Bank OZK	104,417	4,662,219
	Bank7 Corp.	4,635	126,536
	BankFinancial Corp.	16,151	156,180
	BankUnited, Inc.	59,243	1,583,565
	Bankwell Financial Group, Inc.	5,797	132,925
	Banner Corp.	32,298	1,409,162
	Bar Harbor Bankshares	12,263	307,556
	BayCom Corp.	8,823	174,519
	BCB Bancorp, Inc.	9,517	89,650
*	Berkshire Hathaway, Inc., Class B	110,049	43,659,740
	Berkshire Hills Bancorp, Inc.	35,777	762,766
	BGC Group, Inc., Class A	203,956	1,596,975
	BlackRock, Inc.	6,183	4,665,939
*	Block, Inc.	46,561	3,398,953
#*	Blue Foundry Bancorp	10,815	92,360
	BOK Financial Corp.	49,383	4,381,754
	Bread Financial Holdings, Inc.	33,130	1,222,828
*	Bridgewater Bancshares, Inc.	16,240	176,691
*	Brighthouse Financial, Inc.	68,814	3,320,275
	Brightsphere Investment Group, Inc.	14,075	313,028
	Brookline Bancorp, Inc.	73,088	606,630
	Brown & Brown, Inc.	39,544	3,224,418
#*	BRP Group, Inc., Class A	7,199	191,781
	Business First Bancshares, Inc.	16,652	336,204
*	BV Financial, Inc.	1,771	18,649
	Byline Bancorp, Inc.	13,032	282,403
	C&F Financial Corp.	4,203	164,632
	Cadence Bank	127,654	3,532,186
*	California BanCorp	1,994	43,270
*»	California First Leasing Corp.	1,028	19,738
	Cambridge Bancorp	3,531	216,697
	Camden National Corp.	18,415	574,916
#*	Cantaloupe, Inc.	7,057	40,860
	Capital Bancorp, Inc.	3,991	77,425
	Capital City Bank Group, Inc.	15,432	409,257
	Capital One Financial Corp.	55,890	8,016,303
	Capitol Federal Financial, Inc.	62,381	297,557
#	Carlyle Group, Inc.	78,382	3,511,514
*	Carter Bankshares, Inc.	18,144	220,812
	Cass Information Systems, Inc.	13,882	599,564

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cathay General Bancorp	73,111	$2,517,943
	CB Financial Services, Inc.	1,467	32,582
	Cboe Global Markets, Inc.	11,984	2,170,902
*»	CCUR Holdings, Inc.	2	5,200
	Central Pacific Financial Corp.	22,566	449,966
	CF Bankshares, Inc.	1,903	35,167
	Charles Schwab Corp.	59,213	4,378,801
	Chemung Financial Corp.	3,839	161,871
	Chubb Ltd.	25,440	6,325,402
	Cincinnati Financial Corp.	61,758	7,144,783
	Citigroup, Inc.	107,145	6,571,203
	Citizens & Northern Corp.	11,691	199,332
	Citizens Community Bancorp, Inc.	9,063	99,693
	Citizens Financial Group, Inc.	114,399	3,902,150
	Citizens Financial Services, Inc.	632	25,533
#	Citizens Holding Co.	716	5,599
#*	Citizens, Inc.	35,994	80,267
	City Holding Co.	13,464	1,360,133
	Civista Bancshares, Inc.	9,464	135,146
	CME Group, Inc.	14,913	3,126,361
	CNB Financial Corp.	18,746	356,174
	CNO Financial Group, Inc.	16,341	430,259
*	Coastal Financial Corp.	4,520	174,834
	Codorus Valley Bancorp, Inc.	9,206	204,373
#	Cohen & Steers, Inc.	29,832	2,051,845
*	Coinbase Global, Inc., Class A	7,571	1,543,954
	Colony Bankcorp, Inc.	12,187	132,473
#*	Columbia Financial, Inc.	48,769	809,565
	Comerica, Inc.	59,489	2,984,563
	Commerce Bancshares, Inc.	65,570	3,585,368
	Community Bank System, Inc.	54,753	2,366,425
	Community Trust Bancorp, Inc.	18,982	797,434
	Community West Bancshares	18,353	315,121
	ConnectOne Bancorp, Inc.	32,045	573,926
*	Consumer Portfolio Services, Inc.	51,999	445,111
	Corebridge Financial, Inc.	86,443	2,295,926
*	Corpay, Inc.	8,593	2,596,289
	Crawford & Co., Class A	33,896	314,555
	Crawford & Co., Class B	21,302	197,044
*	Credit Acceptance Corp.	6,330	3,251,848
*	CrossFirst Bankshares, Inc.	26,760	323,261
	Cullen/Frost Bankers, Inc.	36,071	3,763,648
*	Customers Bancorp, Inc.	31,038	1,417,505
	CVB Financial Corp.	140,344	2,293,221
	Diamond Hill Investment Group, Inc.	3,194	476,609
	Dime Community Bancshares, Inc.	32,949	599,672
	Discover Financial Services	123,098	15,600,210
	Donegal Group, Inc., Class A	23,174	311,459
	Donegal Group, Inc., Class B	3,821	49,558
*	Donnelley Financial Solutions, Inc.	33,283	2,089,507
	Eagle Bancorp Montana, Inc.	5,214	66,739
	Eagle Bancorp, Inc.	13,499	249,597
	East West Bancorp, Inc.	87,866	6,545,138
	Eastern Bankshares, Inc.	61,633	774,110
*	eHealth, Inc.	21,722	92,970
	Employers Holdings, Inc.	26,031	1,108,660
	Enact Holdings, Inc.	9,125	271,286
*	Encore Capital Group, Inc.	23,289	956,945
*	Enova International, Inc.	37,642	2,278,470

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Enstar Group Ltd.	16,951	$4,922,062
	Enterprise Bancorp, Inc.	6,961	169,152
	Enterprise Financial Services Corp.	35,716	1,357,565
	Equitable Holdings, Inc.	129,582	4,782,872
	Equity Bancshares, Inc., Class A	13,160	438,360
	Erie Indemnity Co., Class A	2,592	991,855
	Esquire Financial Holdings, Inc.	2,267	106,685
	ESSA Bancorp, Inc.	12,606	204,217
	Essent Group Ltd.	57,208	3,030,308
*	Euronet Worldwide, Inc.	21,872	2,245,817
	Evans Bancorp, Inc.	3,849	98,496
	Evercore, Inc., Class A	19,214	3,487,341
	Everest Group Ltd.	16,892	6,189,398
#	EVERTEC, Inc.	24,381	915,019
#*	EZCORP, Inc., Class A	58,343	640,606
#	F&G Annuities & Life, Inc.	11,495	434,741
#	FactSet Research Systems, Inc.	3,846	1,603,359
#	Farmers & Merchants Bancorp, Inc.	3,243	66,482
	Farmers National Banc Corp.	18,464	218,429
	FB Financial Corp.	37,230	1,364,479
	Federal Agricultural Mortgage Corp., Class A	987	145,602
	Federal Agricultural Mortgage Corp., Class C	13,008	2,421,179
	Federated Hermes, Inc.	70,977	2,331,594
*	FFBW, Inc.	1,966	25,224
	Fidelity D&D Bancorp, Inc.	50	2,270
	Fidelity National Financial, Inc.	117,503	5,816,398
	Fidelity National Information Services, Inc.	139,242	9,457,317
	Fifth Third Bancorp	238,430	8,693,158
	Financial Institutions, Inc.	18,691	321,859
	Finward Bancorp	872	21,355
*	Finwise Bancorp	9,069	96,222
	First American Financial Corp.	77,959	4,176,264
	First BanCorp	198,662	3,426,919
	First Bancorp, Inc.	10,347	228,462
	First Bancorp/Southern Pines NC	38,292	1,164,460
	First Bancshares, Inc.	25,924	620,621
	First Bank	15,693	183,294
	First Busey Corp.	53,231	1,189,181
	First Business Financial Services, Inc.	8,680	287,048
	First Capital, Inc.	2,700	74,250
	First Citizens BancShares, Inc., Class A	7,787	13,134,800
	First Commonwealth Financial Corp.	99,175	1,308,118
	First Community Bankshares, Inc.	18,847	625,343
#	First Community Corp.	6,036	99,775
	First Financial Bancorp	94,216	2,083,116
	First Financial Bankshares, Inc.	79,826	2,359,657
	First Financial Corp.	13,801	502,494
	First Financial Northwest, Inc.	14,131	287,848
#	First Foundation, Inc.	5,500	30,140
	First Guaranty Bancshares, Inc.	425	4,773
	First Hawaiian, Inc.	57,402	1,210,608
	First Horizon Corp.	305,503	4,558,105
	First Internet Bancorp	7,590	235,670
	First Interstate BancSystem, Inc., Class A	45,532	1,215,704
	First Merchants Corp.	58,979	1,971,078
	First Mid Bancshares, Inc.	12,051	373,099
#	First National Corp.	2,096	30,937
	First Northwest Bancorp	4,192	42,968
	First of Long Island Corp.	9,952	94,245

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Savings Financial Group, Inc.	6,504	$104,259
*	First Seacoast Bancorp, Inc.	822	7,184
	First U.S. Bancshares, Inc.	1,708	17,661
	First United Corp.	7,908	178,642
*	First Western Financial, Inc.	5,270	87,851
	FirstCash Holdings, Inc.	41,900	4,733,862
*	Fiserv, Inc.	22,803	3,481,334
	Five Star Bancorp	4,616	99,798
	Flushing Financial Corp.	26,176	288,460
*	Flywire Corp.	38,584	790,972
	FNB Corp.	352,042	4,696,240
	FNCB Bancorp, Inc.	14,887	82,325
#	Franklin Financial Services Corp.	2,057	62,265
	Franklin Resources, Inc.	114,853	2,623,243
	FS Bancorp, Inc.	7,078	220,621
	Fulton Financial Corp.	135,191	2,237,411
*	Fundamental Global, Inc.	3,676	4,926
#*	FVCBankcorp, Inc.	9,963	114,674
*	Genworth Financial, Inc., Class A	250,992	1,488,383
#	German American Bancorp, Inc.	31,621	1,003,334
#	Glacier Bancorp, Inc.	94,747	3,427,946
	Global Payments, Inc.	50,864	6,244,573
	Globe Life, Inc.	38,140	2,905,124
	Goldman Sachs Group, Inc.	21,056	8,984,806
#*	Goosehead Insurance, Inc., Class A	5,779	328,883
	Great Southern Bancorp, Inc.	13,243	680,690
*	Green Dot Corp., Class A.	10,659	93,266
*	Greenlight Capital Re Ltd., Class A	31,918	386,846
	Guaranty Bancshares, Inc.	5,967	171,432
	Hamilton Lane, Inc., Class A	4,583	512,013
	Hancock Whitney Corp.	71,063	3,225,550
	Hanmi Financial Corp.	26,699	408,495
	Hanover Insurance Group, Inc.	28,509	3,701,038
	HarborOne Bancorp, Inc.	27,173	275,262
	Hartford Financial Services Group, Inc.	147,540	14,295,151
#	Hawthorn Bancshares, Inc.	7,305	133,170
	HBT Financial, Inc.	2,401	44,310
#	HCI Group, Inc.	9,811	1,120,220
	Heartland Financial USA, Inc.	34,104	1,436,119
#	Hennessy Advisors, Inc.	6,453	44,139
	Heritage Commerce Corp.	38,376	304,705
	Heritage Financial Corp.	29,911	530,621
*	Heritage Global, Inc.	11,857	29,168
*	Heritage Insurance Holdings, Inc.	32,529	332,121
	Hilltop Holdings, Inc.	75,031	2,195,407
	Hingham Institution For Savings The	2,051	346,414
	HMN Financial, Inc.	2,450	48,755
	Home Bancorp, Inc.	7,804	273,140
	Home BancShares, Inc.	145,366	3,442,267
#	Home Federal Bancorp, Inc. of Louisiana	944	10,950
	HomeStreet, Inc.	8,405	102,961
	HomeTrust Bancshares, Inc.	9,675	248,648
	Hope Bancorp, Inc.	97,010	972,040
	Horace Mann Educators Corp.	39,513	1,456,449
	Horizon Bancorp, Inc.	30,305	347,901
#	Houlihan Lokey, Inc.	25,633	3,267,951
	Huntington Bancshares, Inc.	506,912	6,828,105
*	I3 Verticals, Inc., Class A	13,833	314,147
	IF Bancorp, Inc.	781	12,887

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp.	46,289	$2,325,559
	Independent Bank Corp.	20,166	500,318
	Independent Bank Group, Inc.	31,731	1,181,662
	Interactive Brokers Group, Inc., Class A	1,700	195,704
	Intercontinental Exchange, Inc.	34,860	4,488,574
	International Bancshares Corp.	70,397	3,917,593
*	International Money Express, Inc.	27,388	554,059
	Invesco Ltd.	49,344	699,204
	Investar Holding Corp.	4,344	72,458
	Investors Title Co.	2,041	327,438
	Jack Henry & Associates, Inc.	12,721	2,069,579
	Jackson Financial, Inc., Class A	61,673	4,213,499
	James River Group Holdings Ltd.	12,442	110,609
	Janus Henderson Group PLC	119,037	3,716,335
	Jefferies Financial Group, Inc.	147,940	6,370,296
	JPMorgan Chase & Co.	273,311	52,404,651
	Kearny Financial Corp.	61,656	332,942
	Kemper Corp.	52,142	3,040,400
	KeyCorp.	187,249	2,713,238
*	Kingstone Cos., Inc.	2,088	9,709
	Kinsale Capital Group, Inc.	4,708	1,710,181
	KKR & Co., Inc.	24,837	2,311,580
*	Lake Shore Bancorp, Inc.	2,509	29,129
	Lakeland Bancorp, Inc.	53,812	655,968
#	Lakeland Financial Corp.	25,757	1,513,739
#	Landmark Bancorp, Inc.	5,058	91,044
#	Lazard, Inc.	26,679	1,027,141
	LCNB Corp.	11,830	166,803
*	LendingClub Corp.	60,405	454,246
#*	LendingTree, Inc.	6,080	293,482
	Lincoln National Corp.	156,866	4,277,736
	LINKBANCORP, Inc.	8,752	58,026
	Live Oak Bancshares, Inc.	41,297	1,334,719
#*	loanDepot, Inc., Class A	2,833	5,893
	Loews Corp.	64,258	4,828,989
	LPL Financial Holdings, Inc.	16,691	4,492,049
	M&T Bank Corp.	53,673	7,749,844
	Macatawa Bank Corp.	33,722	472,108
	Magyar Bancorp, Inc.	2,911	33,156
*	Maiden Holdings Ltd.	41,248	85,796
#	MainStreet Bancshares, Inc.	828	12,644
*	Markel Group, Inc.	4,656	6,790,310
	MarketAxess Holdings, Inc.	531	106,248
*	Marqeta, Inc., Class A	322,417	1,789,414
	Marsh & McLennan Cos., Inc.	7,935	1,582,477
	MBIA, Inc.	3,059	19,241
	Mercantile Bank Corp.	17,978	648,646
	Merchants Bancorp.	10,695	431,329
	Mercury General Corp.	51,953	2,715,064
	Meridian Corp.	1,432	13,260
	MetLife, Inc.	46,316	3,292,141
	Metrocity Bankshares, Inc.	4,305	98,929
*	Metropolitan Bank Holding Corp.	5,036	199,929
	MGIC Investment Corp.	175,975	3,568,773
	Mid Penn Bancorp, Inc.	13,072	264,447
	Middlefield Banc Corp	8,086	173,606
	Midland States Bancorp, Inc.	19,942	436,730
	MidWestOne Financial Group, Inc.	9,112	183,789
	Moelis & Co., Class A	22,413	1,100,030

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Moneylion, Inc.	780	$51,722
	Morgan Stanley	121,949	11,077,847
	Morningstar, Inc.	5,538	1,565,316
*	Mr Cooper Group, Inc.	74,750	5,770,700
	MVB Financial Corp.	10,817	194,381
	National Bank Holdings Corp., Class A	40,969	1,340,915
	National Bankshares, Inc.	4,963	133,058
	National Western Life Group, Inc., Class A	1,807	883,298
	Navient Corp.	135,362	2,033,137
	NBT Bancorp, Inc.	51,869	1,815,934
*	NCR Atleos Corp.	41,262	822,352
	Nelnet, Inc., Class A	29,960	2,821,633
*	NerdWallet, Inc., Class A	11,701	147,082
#	New York Community Bancorp, Inc.	156,657	415,141
*	NI Holdings, Inc.	14,940	222,158
#*	Nicholas Financial, Inc.	8,010	51,344
#	Nicolet Bankshares, Inc.	12,580	962,747
*	NMI Holdings, Inc., Class A	79,138	2,442,199
	Northeast Bank	7,135	369,022
	Northeast Community Bancorp, Inc.	3,544	55,924
	Northern Trust Corp.	50,311	4,145,123
	Northfield Bancorp, Inc.	56,575	471,836
	Northrim BanCorp, Inc.	7,507	358,835
	Northwest Bancshares, Inc.	107,574	1,140,284
#	Norwood Financial Corp.	2,461	59,285
	Oak Valley Bancorp	6,523	157,530
	OceanFirst Financial Corp.	48,764	719,757
*	Ocwen Financial Corp.	6,386	149,049
	OFG Bancorp	52,281	1,887,867
	Ohio Valley Banc Corp	4,011	94,259
	Old National Bancorp.	290,350	4,802,389
#	Old Point Financial Corp.	4,109	57,937
	Old Republic International Corp.	241,850	7,221,641
	Old Second Bancorp, Inc.	36,649	502,091
	OneMain Holdings, Inc.	77,528	4,039,984
	OP Bancorp	9,341	85,283
*	Open Lending Corp., Class A	43,073	219,672
*	Oportun Financial Corp.	16,305	51,687
	Oppenheimer Holdings, Inc., Class A	9,819	393,251
*	OptimumBank Holdings, Inc.	2,148	9,129
	Orange County Bancorp, Inc.	394	17,025
	Origin Bancorp, Inc.	17,358	515,533
	Orrstown Financial Services, Inc.	9,962	261,204
*	Oscar Health, Inc., Class A	127,374	2,212,486
	Pacific Premier Bancorp, Inc.	70,846	1,523,189
*	Palomar Holdings, Inc.	15,383	1,210,181
#	Park National Corp.	12,806	1,686,678
	Parke Bancorp, Inc.	11,518	189,586
	Pathfinder Bancorp, Inc.	1,554	19,767
	Pathward Financial, Inc.	29,922	1,507,171
*	Patriot National Bancorp, Inc.	877	3,184
*	Paymentus Holdings, Inc., Class A	20,758	423,671
*	Payoneer Global, Inc.	79,019	390,354
*	PayPal Holdings, Inc.	10,461	710,511
*	Paysafe Ltd.	29,945	425,818
#	PCB Bancorp	6,587	95,907
	Peapack-Gladstone Financial Corp.	17,223	385,451
#	Penns Woods Bancorp, Inc.	5,598	97,853
	PennyMac Financial Services, Inc.	57,776	4,947,937

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	3,887	$113,073
	Peoples Bancorp, Inc.	36,003	1,045,527
	Peoples Financial Services Corp.	2,111	79,944
	Pinnacle Financial Partners, Inc.	60,315	4,626,160
#*	Pioneer Bancorp, Inc.	10,487	92,862
	Piper Sandler Cos	13,381	2,619,866
#	PJT Partners, Inc., Class A	9,227	871,859
	Plumas Bancorp.	5,164	181,566
	PNC Financial Services Group, Inc.	31,663	4,852,671
*	Ponce Financial Group, Inc.	7,460	59,978
	Popular, Inc.	80,189	6,815,263
*	PRA Group, Inc.	33,261	791,279
	Preferred Bank.	15,252	1,154,424
	Premier Financial Corp.	31,728	614,889
	Primerica, Inc.	22,689	4,806,892
	Primis Financial Corp.	22,018	214,015
	Princeton Bancorp, Inc.	1,413	41,189
	Principal Financial Group, Inc.	89,313	7,068,231
	ProAssurance Corp.	24,130	322,377
	PROG Holdings, Inc.	51,490	1,711,528
	Progressive Corp.	16,737	3,485,480
	Prosperity Bancshares, Inc.	70,812	4,388,220
*	Provident Bancorp, Inc.	12,767	113,562
	Provident Financial Holdings, Inc.	7,891	102,110
	Provident Financial Services, Inc.	62,285	914,344
	Prudential Financial, Inc.	149,872	16,557,859
	QCR Holdings, Inc.	16,494	906,510
	Radian Group, Inc.	118,291	3,533,352
	Raymond James Financial, Inc.	41,208	5,027,376
	RBB Bancorp	15,037	267,057
	Red River Bancshares, Inc.	3,292	148,831
	Regional Management Corp.	16,926	426,704
	Regions Financial Corp.	325,643	6,275,141
	Reinsurance Group of America, Inc.	30,108	5,629,895
*	Remitly Global, Inc.	20,608	367,441
	RenaissanceRe Holdings Ltd.	33,797	7,409,992
	Renasant Corp.	45,399	1,319,295
*	Repay Holdings Corp.	99,943	1,016,420
	Republic Bancorp, Inc., Class A	16,335	828,511
#*	Rhinebeck Bancorp, Inc.	2,179	16,931
#	Richmond Mutual BanCorp, Inc.	10,309	112,059
	Riverview Bancorp, Inc.	19,717	73,544
	RLI Corp.	16,915	2,390,935
*	Robinhood Markets, Inc., Class A	323,113	5,328,133
	S&P Global, Inc.	11,333	4,712,601
	S&T Bancorp, Inc.	37,920	1,143,288
	Safety Insurance Group, Inc.	13,154	1,046,664
	Sandy Spring Bancorp, Inc.	28,674	586,383
	SB Financial Group, Inc.	6,557	87,733
	Seacoast Banking Corp. of Florida	50,597	1,167,273
*	Security National Financial Corp., Class A	16,401	107,919
	SEI Investments Co.	55,511	3,660,950
	Selective Insurance Group, Inc.	26,159	2,659,062
#	ServisFirst Bancshares, Inc.	44,568	2,627,729
#*	Shift4 Payments, Inc., Class A	11,288	653,124
	Shore Bancshares, Inc.	19,714	204,040
	Sierra Bancorp	13,927	276,033
	Silvercrest Asset Management Group, Inc., Class A	7,061	103,444
	Simmons First National Corp., Class A	99,833	1,706,146

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	SiriusPoint Ltd.	146,868	$1,730,105
#*	Skyward Specialty Insurance Group, Inc.	3,159	110,312
	SLM Corp.	199,453	4,226,409
	SmartFinancial, Inc.	4,161	85,509
	Sound Financial Bancorp, Inc.	1,802	72,062
	South Plains Financial, Inc.	7,869	203,964
*	Southern First Bancshares, Inc.	4,205	108,573
	Southern Missouri Bancorp, Inc.	5,092	204,189
	Southern States Bancshares, Inc.	3,284	79,374
	Southside Bancshares, Inc.	34,766	926,862
	SouthState Corp.	57,472	4,350,630
	State Street Corp.	97,744	7,085,463
	Stellar Bancorp, Inc.	53,096	1,178,731
	StepStone Group, Inc., Class A	9,979	359,943
*	Sterling Bancorp, Inc.	36,946	174,755
	Stewart Information Services Corp.	29,773	1,846,224
	Stifel Financial Corp.	103,447	8,267,484
	Stock Yards Bancorp, Inc.	29,427	1,310,973
*	StoneX Group, Inc.	26,487	1,922,956
	Summit Financial Group, Inc.	12,423	328,837
	Summit State Bank	4,662	46,480
*	SWK Holdings Corp.	459	7,959
	Synchrony Financial	153,553	6,753,261
	Synovus Financial Corp.	124,757	4,465,053
	T Rowe Price Group, Inc.	18,720	2,051,150
	Territorial Bancorp, Inc.	7,664	57,710
*	Texas Capital Bancshares, Inc.	46,158	2,649,469
#	TFS Financial Corp.	68,078	817,617
*	Third Coast Bancshares, Inc.	1,356	26,334
	Timberland Bancorp, Inc.	8,054	196,518
	Tiptree, Inc.	65,506	1,043,511
#*	Toast, Inc., Class A	5,584	131,950
	Tompkins Financial Corp.	16,837	740,491
	Towne Bank	72,442	1,874,075
	Tradeweb Markets, Inc., Class A	7,876	801,068
	Travelers Cos., Inc.	89,577	19,004,656
	TriCo Bancshares	32,249	1,121,298
*	Triumph Financial, Inc.	23,303	1,639,599
	Truist Financial Corp.	165,226	6,204,236
	TrustCo Bank Corp.	15,935	424,190
	Trustmark Corp.	61,541	1,821,614
	U.S. Bancorp	69,476	2,822,810
	U.S. Global Investors, Inc., Class A	3,303	8,852
	UMB Financial Corp.	46,006	3,664,838
#	Union Bankshares, Inc.	2,000	52,400
#	United Bancorp, Inc.	2,256	28,177
	United Bancshares, Inc.	2,040	37,638
	United Bankshares, Inc.	115,809	3,759,160
	United Community Banks, Inc.	92,245	2,327,341
	United Fire Group, Inc.	24,364	538,201
	United Security Bancshares	13,201	93,991
	Unity Bancorp, Inc.	6,942	186,879
	Universal Insurance Holdings, Inc.	33,603	655,931
	Univest Financial Corp.	25,524	532,686
	Unum Group	136,107	6,900,625
#	USCB Financial Holdings, Inc.	7,405	82,492
#	Valley National Bancorp	444,696	3,117,319
#	Value Line, Inc.	3,433	124,275
#*	Velocity Financial, Inc.	20,216	346,704

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Veritex Holdings, Inc.	24,578	$478,779
	Victory Capital Holdings, Inc., Class A	20,055	1,019,997
#	Virginia National Bankshares Corp.	3,780	106,634
	Virtu Financial, Inc., Class A	59,877	1,299,331
	Virtus Investment Partners, Inc.	7,580	1,662,446
	Voya Financial, Inc.	76,641	5,223,851
	W R Berkley Corp.	30,617	2,356,590
	WaFd, Inc.	75,501	2,045,322
	Walker & Dunlop, Inc.	35,329	3,237,196
	Washington Trust Bancorp, Inc.	15,471	393,892
	Waterstone Financial, Inc.	21,434	243,062
	Webster Financial Corp.	144,019	6,312,353
	Wells Fargo & Co.	220,608	13,086,467
	WesBanco, Inc.	57,786	1,560,222
	West BanCorp, Inc.	15,539	252,664
	Westamerica BanCorp	24,045	1,119,295
	Western Alliance Bancorp	74,414	4,228,948
	Western New England Bancorp, Inc.	22,820	137,833
	Western Union Co.	32,151	432,109
	Westwood Holdings Group, Inc.	12,438	154,729
*	WEX, Inc.	8,860	1,871,764
	White Mountains Insurance Group Ltd.	2,746	4,882,772
	Willis Towers Watson PLC	16,771	4,211,869
	Wintrust Financial Corp.	47,223	4,563,631
#	WisdomTree, Inc.	157,812	1,404,527
#*	World Acceptance Corp.	7,167	985,964
	WSFS Financial Corp.	63,826	2,727,285
	WVS Financial Corp.	1,627	20,956
	Zions Bancorp NA	108,744	4,434,580

TOTAL FINANCIALS			1,066,784,437

HEALTH CARE — (8.6%)
#*	4D Molecular Therapeutics, Inc.	14,899	356,533
	Abbott Laboratories	63,378	6,716,167
††	Abiomed, Inc.	2,059	32,141
#*	AC Immune SA	15,821	39,236
*	Acadia Healthcare Co., Inc.	47,922	3,543,353
*	Accolade, Inc.	66,055	504,000
#*	Accuray, Inc.	49,134	104,655
#*	Actinium Pharmaceuticals, Inc.	4,846	37,314
#*	Acumen Pharmaceuticals, Inc.	6,544	21,072
#*	AdaptHealth Corp.	49,728	489,821
#*	Adaptive Biotechnologies Corp.	35,592	93,251
*	Addus HomeCare Corp.	16,900	1,624,935
#††	Aduro Biotech, Inc.	740	363
	Agilent Technologies, Inc.	12,036	1,649,413
*	Agiliti, Inc.	28,365	287,905
*	Agios Pharmaceuticals, Inc.	54,676	1,776,970
††	Albireo Pharma, Inc.	7,009	39,250
#*	Aldeyra Therapeutics, Inc.	50,086	197,339
*	Align Technology, Inc.	2,744	774,851
*	Alkermes PLC	55,103	1,352,228
*	Alpha Teknova, Inc.	10,660	18,975
#*	ALX Oncology Holdings, Inc.	3,024	51,468
*	Amedisys, Inc.	6,940	638,827
*	American Shared Hospital Services	3,867	11,773
*	AMN Healthcare Services, Inc.	40,093	2,404,778
*	Amneal Pharmaceuticals, Inc.	52,781	319,325
*	Amphastar Pharmaceuticals, Inc.	12,706	524,123

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AnaptysBio, Inc.	2,900	$70,586
*	AngioDynamics, Inc.	17,050	98,720
*	ANI Pharmaceuticals, Inc.	18,156	1,198,296
*	Anika Therapeutics, Inc.	13,525	350,162
#*	Anixa Biosciences, Inc.	3,476	10,324
#*	Annexon, Inc.	6,534	29,730
#*	Arcturus Therapeutics Holdings, Inc.	21,308	544,846
*	Arcus Biosciences, Inc.	34,389	523,744
*	ARS Pharmaceuticals, Inc.	2,866	24,934
#*	Artivion, Inc.	35,445	695,431
*	Arvinas, Inc.	9,930	315,476
#*	Astrana Health, Inc.	22,007	817,560
*	Atea Pharmaceuticals, Inc.	5,068	18,752
*	Athira Pharma, Inc.	7,656	15,082
*	AtriCure, Inc.	18,900	455,868
#	Atrion Corp.	1,520	643,401
*	Avanos Medical, Inc.	22,480	406,438
#*	Avid Bioservices, Inc.	30,985	236,416
#*	Avidity Biosciences, Inc.	71,639	1,728,649
#*	Avita Medical, Inc.	4,189	35,188
*	Axogen, Inc.	19,635	125,860
*	Axonics, Inc.	20,962	1,395,440
*	Azenta, Inc.	30,413	1,595,466
	Baxter International, Inc.	44,709	1,804,902
#*	Beam Therapeutics, Inc.	31,168	661,385
	Becton Dickinson & Co.	9,587	2,249,110
*	Biogen, Inc.	29,021	6,234,291
#*	BioLife Solutions, Inc.	32,862	576,399
*	BioMarin Pharmaceutical, Inc.	6,298	508,626
#*	Biomea Fusion, Inc.	5,405	58,050
*	Bio-Rad Laboratories, Inc., Class A	10,683	2,881,739
	Bio-Techne Corp.	8,280	523,379
*	Boston Scientific Corp.	41,667	2,994,607
	Bristol-Myers Squibb Co.	86,446	3,798,437
*	Brookdale Senior Living, Inc.	185,240	1,257,780
	Bruker Corp.	22,783	1,777,302
*	CareDx, Inc.	30,225	234,546
*	Caribou Biosciences, Inc.	29,111	105,673
*	Castle Biosciences, Inc.	14,533	306,501
*	Catalent, Inc.	6,073	339,177
*	Catalyst Pharmaceuticals, Inc.	87,316	1,314,106
#*	Celcuity, Inc.	1,900	29,963
*	Centene Corp.	152,830	11,165,760
#*	Certara, Inc.	63,588	1,087,991
*	Charles River Laboratories International, Inc.	11,265	2,579,685
	Chemed Corp.	4,093	2,324,824
††	Chinook Therapeutics, Inc.	45,796	57,245
	Cigna Group	32,553	11,622,723
#*	Codexis, Inc.	5,709	16,613
#*	Cogent Biosciences, Inc.	12,282	79,833
#*	Collegium Pharmaceutical, Inc.	31,260	1,154,432
	CONMED Corp.	15,145	1,029,557
	Cooper Cos., Inc.	21,952	1,955,045
#*	Corcept Therapeutics, Inc.	93,425	2,178,671
*	CorVel Corp.	9,420	2,249,967
*	Crinetics Pharmaceuticals, Inc.	4,719	206,787
#*	CRISPR Therapeutics AG	69,749	3,696,000
*	Cross Country Healthcare, Inc.	39,131	688,706
#*	CryoPort, Inc.	33,129	536,359

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Cullinan Therapeutics, Inc.	16,673	$450,338
*	Cumberland Pharmaceuticals, Inc.	16,847	26,955
*	Curis, Inc.	1,289	19,786
	CVS Health Corp.	104,973	7,107,722
#*	Cytek Biosciences, Inc.	51,011	306,576
	Danaher Corp.	31,151	7,682,460
*	DaVita, Inc.	23,556	3,274,520
#*	Day One Biopharmaceuticals, Inc.	23,181	396,395
*	Deciphera Pharmaceuticals, Inc.	62,925	1,590,115
#*	Definitive Healthcare Corp.	46,268	321,100
*	Denali Therapeutics, Inc.	33,718	520,606
	Dentsply Sirona, Inc.	64,435	1,933,694
#*	Dianthus Therapeutics, Inc.	909	19,407
#*	Doximity, Inc., Class A	3,873	94,075
#*	Dynavax Technologies Corp.	94,436	1,073,737
#*	Dyne Therapeutics, Inc.	54,948	1,390,734
#*	Eagle Pharmaceuticals, Inc.	12,170	49,775
*	Edgewise Therapeutics, Inc.	257	4,611
*	Editas Medicine, Inc.	37,602	195,906
*	Edwards Lifesciences Corp.	5,405	457,641
*	Elanco Animal Health, Inc.	199,694	2,627,973
*	Electromed, Inc.	3,600	62,604
	Elevance Health, Inc.	15,836	8,370,593
#*	Elevation Oncology, Inc.	8,088	28,712
*	Elicio Operating Co., Inc.	1,338	12,310
	Embecta Corp.	13,561	137,373
#*	Emergent BioSolutions, Inc.	17,727	33,327
*	Enanta Pharmaceuticals, Inc.	9,330	128,194
	Encompass Health Corp.	30,122	2,511,572
*	Enhabit, Inc.	33,863	341,678
*	Enovis Corp.	45,284	2,501,035
	Ensign Group, Inc.	28,435	3,365,567
*	Envista Holdings Corp.	95,626	1,881,920
*	enVVeno Medical Corp.	2,854	15,126
*	Evolent Health, Inc., Class A	75,979	2,107,657
#*	Exact Sciences Corp.	9,431	559,730
*	Exelixis, Inc.	124,120	2,911,855
#*	Fate Therapeutics, Inc.	59,391	234,594
*	FONAR Corp.	5,646	88,868
*	Fortrea Holdings, Inc.	22,412	820,055
*	Fulcrum Therapeutics, Inc.	32,448	231,354
#*	Fulgent Genetics, Inc.	5,688	115,751
*	GE HealthCare Technologies, Inc.	31,609	2,409,870
*	Generation Bio Co.	39,480	111,728
	Gilead Sciences, Inc.	71,697	4,674,644
*	Glaukos Corp.	19,786	1,899,456
*	Globus Medical, Inc., Class A.	14,643	729,075
#*	GoodRx Holdings, Inc., Class A.	62,707	445,220
*	Haemonetics Corp.	29,348	2,698,549
#*	Halozyme Therapeutics, Inc.	17,695	674,180
#*	Harmony Biosciences Holdings, Inc.	22,473	694,640
*	Harvard Bioscience, Inc.	43,252	165,223
*	Health Catalyst, Inc.	14,546	90,476
*	HealthEquity, Inc.	29,622	2,337,472
	HealthStream, Inc.	26,151	673,911
*	Henry Schein, Inc.	34,522	2,391,684
*	HilleVax, Inc.	1,340	17,688
*	Hims & Hers Health, Inc.	87,475	1,096,062
*	Hologic, Inc.	18,579	1,407,731

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Humana, Inc.	9,303	$2,810,343
*	ICU Medical, Inc.	1,207	118,189
*	Ideaya Biosciences, Inc.	40,169	1,632,870
*	Immix Biopharma, Inc.	4,811	10,440
*	ImmuCell Corp.	2,993	14,696
#*	Immunovant, Inc.	4,177	114,617
*	Inari Medical, Inc.	1,424	53,172
*	Incyte Corp.	7,515	391,156
#*	InfuSystem Holdings, Inc.	10,768	80,868
#*	Innoviva, Inc.	74,771	1,129,790
*	Inogen, Inc.	14,582	99,158
*	Inovio Pharmaceuticals, Inc.	863	9,881
#*	Inozyme Pharma, Inc.	9,183	40,497
*	Integer Holdings Corp.	30,554	3,410,743
*	Integra LifeSciences Holdings Corp.	35,221	1,027,397
#*	Intellia Therapeutics, Inc.	54,451	1,165,251
#*	Invivyd, Inc.	4,980	11,056
#*	Iovance Biotherapeutics, Inc.	139,028	1,637,750
*	IQVIA Holdings, Inc.	7,513	1,741,288
	iRadimed Corp.	3,451	140,145
*	iTeos Therapeutics, Inc.	13,135	141,070
#*	Janux Therapeutics, Inc.	2,382	135,774
*	Jazz Pharmaceuticals PLC	38,917	4,310,058
	Johnson & Johnson	149,782	21,656,979
#*	KalVista Pharmaceuticals, Inc.	15,204	172,565
#*	Keros Therapeutics, Inc.	3,008	169,621
*	Kewaunee Scientific Corp.	2,037	72,721
*	Kiniksa Pharmaceuticals Ltd., Class A	6,103	114,248
»	Kinnate Biopharma, Inc.	9,473	588
*	Krystal Biotech, Inc.	15,791	2,417,918
*	Kura Oncology, Inc.	48,561	952,767
#*	Kymera Therapeutics, Inc.	23,915	804,022
	Laboratory Corp. of America Holdings	20,421	4,112,177
#*	Lantern Pharma, Inc.	1,402	7,150
*	Lantheus Holdings, Inc.	46,636	3,103,159
#*	Larimar Therapeutics, Inc.	7,953	54,796
*	Leap Therapeutics, Inc.	5,232	16,219
	LeMaitre Vascular, Inc.	19,224	1,245,715
*	LENSAR, Inc.	38,325	119,574
	LENZ Therapeutics, Inc.	1,310	20,790
*	Ligand Pharmaceuticals, Inc.	15,141	1,058,204
#*	Lisata Therapeutics, Inc.	3,732	10,487
*	LivaNova PLC	45,007	2,509,140
*	Lumos Pharma, Inc.	3,725	10,691
*	Lyra Therapeutics, Inc.	8,884	45,841
*	MacroGenics, Inc.	18,148	268,227
*	Maravai LifeSciences Holdings, Inc., Class A	44,464	364,605
#*	Masimo Corp.	5,582	750,277
*	MaxCyte, Inc.	11,304	41,034
*	Medpace Holdings, Inc.	7,287	2,829,906
	Medtronic PLC	57,439	4,608,905
#*	MeiraGTx Holdings PLC	8,596	41,948
	Merck & Co., Inc.	89,572	11,574,494
*	Merit Medical Systems, Inc.	34,010	2,520,141
*	Merrimack Pharmaceuticals, Inc.	9,794	144,364
	Mesa Laboratories, Inc.	3,670	389,314
*	MiMedx Group, Inc.	6,624	40,804
*	Moderna, Inc.	9,812	1,082,362
#*	ModivCare, Inc.	2,985	70,058

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Molina Healthcare, Inc.	5,256	$1,798,078
#*	Monte Rosa Therapeutics, Inc.	5,011	26,659
#*	Morphic Holding, Inc.	8,831	240,821
*	Myriad Genetics, Inc.	57,640	1,128,015
	National HealthCare Corp.	15,873	1,442,380
	National Research Corp.	17,603	602,903
*	Nautilus Biotechnology, Inc.	20,690	52,553
#*	Neogen Corp.	28,105	346,535
#*	NeoGenomics, Inc.	100,681	1,401,480
*	Neurocrine Biosciences, Inc.	2,879	395,978
#*	Nevro Corp.	3,075	32,534
*	Nurix Therapeutics, Inc.	33,609	403,980
*	Nuvation Bio, Inc.	19,709	58,930
*	Olema Pharmaceuticals, Inc.	55,678	566,245
*	OmniAb, Inc.	100,198	444,879
*»	OmniAb, Inc.	6,492	0
*»	OmniAb, Inc.	6,492	0
*	Omnicell, Inc.	9,550	256,036
#*	OptimizeRx Corp.	9,052	92,330
*	Option Care Health, Inc.	83,263	2,488,731
*	Oramed Pharmaceuticals, Inc.	9,066	21,033
*	OraSure Technologies, Inc.	58,201	307,883
*	Organogenesis Holdings, Inc.	31,866	74,885
#	Organon & Co.	3,332	62,009
*	ORIC Pharmaceuticals, Inc.	7,374	65,112
#*	OrthoPediatrics Corp.	3,521	104,327
#*	Outset Medical, Inc.	15,132	38,284
*	Ovid therapeutics, Inc.	29,862	91,079
*	Owens & Minor, Inc.	60,407	1,494,469
#*	Pacific Biosciences of California, Inc.	22,342	36,864
*	Pacira BioSciences, Inc.	20,837	546,971
	Patterson Cos., Inc.	73,369	1,868,708
#*††	PDL BioPharma, Inc.	418,608	498,144
*	Pediatrix Medical Group, Inc.	41,597	368,965
*	Pennant Group, Inc.	24,733	517,167
*	Penumbra, Inc.	1,533	301,189
*	PepGen, Inc.	1,548	19,009
	Perrigo Co. PLC	106,873	3,490,472
*	PetIQ, Inc.	24,554	400,721
	Pfizer, Inc.	335,624	8,598,687
*	PharmaCyte Biotech, Inc.	4,103	8,821
	Phibro Animal Health Corp., Class A	11,764	196,459
#*	Pliant Therapeutics, Inc.	3,237	38,261
#*	Poseida Therapeutics, Inc.	7,718	18,678
	Premier, Inc., Class A	71,121	1,485,006
*	Prestige Consumer Healthcare, Inc.	53,953	3,871,667
#*	Privia Health Group, Inc.	13,036	239,862
#*	Pro-Dex, Inc.	810	15,082
#*	Progyny, Inc.	13,316	426,911
*	Protagonist Therapeutics, Inc.	9,941	249,619
#*	Prothena Corp. PLC	44,814	911,517
*	Pulmonx Corp.	7,700	58,597
#*	Puma Biotechnology, Inc.	10,979	55,664
*	Quanterix Corp.	18,516	298,478
	Quest Diagnostics, Inc.	21,797	3,011,909
*	QuidelOrtho Corp.	27,103	1,099,027
*	R1 RCM, Inc.	195,780	2,406,136
*	RadNet, Inc.	49,154	2,383,969
#*	RAPT Therapeutics, Inc.	15,517	119,481

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Recursion Pharmaceuticals, Inc., Class A	40,990	$320,542
*	Regeneron Pharmaceuticals, Inc.	4,878	4,344,639
*	REGENXBIO, Inc.	23,929	367,310
*	Relay Therapeutics, Inc.	19,162	124,936
#*	Repligen Corp.	5,096	836,763
#*	Replimune Group, Inc.	30,596	194,285
#	ResMed, Inc.	9,930	2,124,921
#*	REVOLUTION Medicines, Inc.	23,683	882,902
	Revvity, Inc.	28,355	2,905,537
*	ReWalk Robotics Ltd.	206	979
*	Rocket Pharmaceuticals, Inc.	29,552	635,959
	Royalty Pharma PLC, Class A	13,692	379,268
#*	Sage Therapeutics, Inc.	23,800	331,772
#*	Sana Biotechnology, Inc.	32,154	289,386
*	Sarepta Therapeutics, Inc.	1,206	152,752
#*	Schrodinger, Inc.	38,247	932,462
	Select Medical Holdings Corp.	129,163	3,664,354
*	Semler Scientific, Inc.	863	22,032
#*	Shattuck Labs, Inc.	8,606	90,191
#*	SI-BONE, Inc.	15,315	218,392
#	SIGA Technologies, Inc.	64,399	565,423
#	Simulations Plus, Inc.	9,534	432,367
*	Soleno Therapeutics, Inc.	46	2,054
#*	Solid Biosciences, Inc.	1,737	15,407
*	Sotera Health Co.	3,566	39,939
#*	SpringWorks Therapeutics, Inc.	34,751	1,622,524
*	STAAR Surgical Co.	10,552	484,970
	STERIS PLC	11,494	2,351,213
#*	Stoke Therapeutics, Inc.	6,626	73,085
	Stryker Corp.	5,109	1,719,178
*	Supernus Pharmaceuticals, Inc.	50,846	1,530,465
#*	Surgery Partners, Inc.	65,044	1,622,848
*	Surmodics, Inc.	12,576	323,077
*	Surrozen, Inc.	67	725
*	Sutro Biopharma, Inc.	19,102	64,851
*	Tactile Systems Technology, Inc.	37,438	515,521
#*	Tango Therapeutics, Inc.	3,520	27,104
*	Taro Pharmaceutical Industries Ltd.	28,006	1,189,695
#*	Tarsus Pharmaceuticals, Inc.	13,787	433,325
#*	Teladoc Health, Inc.	74,428	948,957
#	Teleflex, Inc.	12,514	2,612,297
*	Tenet Healthcare Corp.	35,047	3,935,428
#*	Terns Pharmaceuticals, Inc.	752	3,798
#*	Theravance Biopharma, Inc.	9,441	79,682
	Thermo Fisher Scientific, Inc.	15,310	8,707,103
#*	TruBridge, Inc.	9,263	73,178
#*	Twist Bioscience Corp.	55,649	1,737,918
#	U.S. Physical Therapy, Inc.	10,859	1,102,297
*	UFP Technologies, Inc.	7,442	1,532,605
*	United Therapeutics Corp.	36,363	8,520,942
	UnitedHealth Group, Inc.	33,343	16,128,009
	Universal Health Services, Inc., Class B	44,206	7,534,029
	Utah Medical Products, Inc.	4,076	269,831
*	Vanda Pharmaceuticals, Inc.	14,341	68,263
#*	Varex Imaging Corp.	40,408	656,630
*	Veeva Systems, Inc., Class A	2,094	415,785
*	Veracyte, Inc.	64,905	1,270,191
#*	Veradigm, Inc.	40,722	325,369
*	Vericel Corp.	3,500	160,545

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Vertex Pharmaceuticals, Inc.	10,772	$4,231,349
*	Verve Therapeutics, Inc.	22,582	135,718
	Viatris, Inc.	280,285	3,242,897
*	Voyager Therapeutics, Inc.	19,187	150,042
*	Werewolf Therapeutics, Inc.	3,748	23,388
	West Pharmaceutical Services, Inc.	7,074	2,528,814
#*	XBiotech, Inc.	1,910	14,650
*	Xencor, Inc.	45,259	947,723
*	XOMA Corp.	579	14,672
#*	Zentalis Pharmaceuticals, Inc.	28,428	314,414
	Zimmer Biomet Holdings, Inc.	26,873	3,232,284
*	Zimvie, Inc.	8,336	126,707
*	Zymeworks, Inc.	6,708	57,555

TOTAL HEALTH CARE			417,898,648

INDUSTRIALS — (16.5%)
#*	3D Systems Corp.	19,886	66,618
	A O Smith Corp.	39,705	3,289,162
	AAON, Inc.	36,111	3,397,684
*	AAR Corp.	41,249	2,851,956
	ABM Industries, Inc.	63,879	2,791,512
	ACCO Brands Corp.	76,817	370,258
	Acme United Corp.	1,921	78,588
	Acuity Brands, Inc.	15,523	3,854,361
*	ACV Auctions, Inc., Class A	41,990	732,726
	Advanced Drainage Systems, Inc.	19,953	3,132,621
	AECOM	28,187	2,603,351
*	AeroVironment, Inc.	16,778	2,680,957
#*	AerSale Corp.	16,463	117,381
#	AGCO Corp.	44,447	5,075,403
*	Air Industries Group	317	2,251
	Air Lease Corp.	120,144	6,036,035
*	Air Transport Services Group, Inc.	50,272	644,487
	Alamo Group, Inc.	11,911	2,315,260
*	Alaska Air Group, Inc.	56,288	2,421,510
	Albany International Corp., Class A	27,180	2,167,605
*	Alight, Inc., Class A	220,019	1,984,571
	Allegiant Travel Co.	11,433	623,784
	Allegion PLC	10,433	1,268,235
	Allient, Inc.	18,665	548,564
	Allison Transmission Holdings, Inc.	59,503	4,376,446
*	Alpha Pro Tech Ltd.	2,600	15,522
	Alta Equipment Group, Inc.	10,323	114,689
#*	Ameresco, Inc., Class A	28,526	597,049
#*	American Airlines Group, Inc.	35,363	477,754
*	American Superconductor Corp.	25,200	311,220
*	American Woodmark Corp.	18,060	1,662,965
	AMETEK, Inc.	27,671	4,833,017
*	API Group Corp.	1,727	66,610
	Apogee Enterprises, Inc.	22,486	1,389,185
	Applied Industrial Technologies, Inc.	22,313	4,088,857
	ARC Document Solutions, Inc.	30,100	79,464
	ArcBest Corp.	27,286	3,026,290
	Arcosa, Inc.	40,864	3,106,481
	Argan, Inc.	15,345	924,690
	Armstrong World Industries, Inc.	24,436	2,807,208
*	Art’s-Way Manufacturing Co., Inc.	2,856	5,398
*	ASGN, Inc.	47,729	4,603,462
	Astec Industries, Inc.	24,684	1,031,791

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp.	23,004	$385,777
*	Astronics Corp., Class B	13,763	231,838
#*	Asure Software, Inc.	15,600	115,284
	Atkore, Inc.	44,248	7,756,674
#	Avis Budget Group, Inc.	3,513	335,316
*	Axon Enterprise, Inc.	2,511	787,600
*	AZEK Co., Inc.	86,946	3,968,215
	AZZ, Inc.	23,996	1,718,833
	Barnes Group, Inc.	48,579	1,686,663
	Barrett Business Services, Inc.	5,321	646,502
*	Beacon Roofing Supply, Inc.	66,745	6,576,385
	BGSF, Inc.	9,704	83,163
#*	Blue Bird Corp.	17,257	568,704
*	BlueLinx Holdings, Inc.	9,186	1,007,429
	Boise Cascade Co.	44,969	5,948,050
	Booz Allen Hamilton Holding Corp.	14,073	2,078,160
*	Bowman Consulting Group Ltd.	550	17,870
	Brady Corp., Class A	39,484	2,329,556
*	BrightView Holdings, Inc.	26,880	302,400
	Brink’s Co.	18,815	1,645,560
	Broadridge Financial Solutions, Inc.	13,941	2,696,329
*	Builders FirstSource, Inc.	30,594	5,593,195
	BWX Technologies, Inc.	29,270	2,803,188
#*	Byrna Technologies, Inc.	3,751	46,437
*	CACI International, Inc., Class A	11,833	4,759,588
*	Cadeler AS, ADR	31,408	584,503
	Cadre Holdings, Inc.	3,857	128,631
	Carlisle Cos., Inc.	7,707	2,992,243
	Carrier Global Corp.	48,277	2,968,553
*	Casella Waste Systems, Inc., Class A	5,066	457,966
	Caterpillar, Inc.	23,075	7,720,203
*	CBIZ, Inc.	56,917	4,051,352
*	CECO Environmental Corp.	38,048	822,598
	CH Robinson Worldwide, Inc.	13,017	924,207
	Chicago Rivet & Machine Co.	855	13,697
*	Cimpress PLC	8,368	713,539
	Civeo Corp.	6,595	153,136
#*	Clarivate PLC	34,631	234,106
*	Clean Harbors, Inc.	31,136	5,898,715
	Columbus McKinnon Corp.	33,087	1,365,500
	Comfort Systems USA, Inc.	10,280	3,180,735
*	Commercial Vehicle Group, Inc.	23,779	142,912
	CompX International, Inc.	3,722	117,206
#	Concentrix Corp.	40,401	2,208,723
*	Concrete Pumping Holdings, Inc.	11,980	79,667
*	Conduent, Inc.	168,408	530,485
#*	Construction Partners, Inc., Class A	22,816	1,178,218
	Copa Holdings SA, Class A	14,555	1,390,003
*	Copart, Inc.	25,248	1,371,219
*	Core & Main, Inc., Class A	16,123	910,466
#††	Costa Communications, Inc.	2,485	3,280
	Costamare, Inc.	135,444	1,622,619
	Covenant Logistics Group, Inc.	12,201	551,363
*»	CPI Aerostructures, Inc.	7,398	19,531
	CRA International, Inc.	10,793	1,565,956
	Crane Co.	12,265	1,717,223
	CSG Systems International, Inc.	30,759	1,453,055
	CSW Industrials, Inc.	16,758	3,982,036
	CSX Corp.	119,497	3,969,690

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Cummins, Inc.	19,861	$5,610,534
	Curtiss-Wright Corp.	19,882	5,038,496
*	Custom Truck One Source, Inc.	28,938	144,401
#*	Dayforce, Inc.	32,007	1,964,270
	Deere & Co.	19,219	7,522,509
	Delta Air Lines, Inc.	20,897	1,046,313
	Deluxe Corp.	36,775	726,306
#*	Distribution Solutions Group, Inc.	27,224	897,575
*	DLH Holdings Corp.	4,597	48,820
*	DNOW, Inc.	96,513	1,361,798
	Donaldson Co., Inc.	31,166	2,250,185
	Douglas Dynamics, Inc.	30,432	688,980
	Dover Corp.	16,701	2,994,489
*	Ducommun, Inc.	13,037	705,171
#	Dun & Bradstreet Holdings, Inc.	165,668	1,507,579
*	DXP Enterprises, Inc.	19,078	930,243
*	Dycom Industries, Inc.	31,668	4,434,153
#	Eastern Co.	5,972	189,850
	Eaton Corp. PLC	26,007	8,276,988
	EMCOR Group, Inc.	27,082	9,672,878
	Emerson Electric Co.	27,946	3,012,020
	Encore Wire Corp.	12,915	3,607,934
*	Energy Recovery, Inc.	21,892	326,191
	Enerpac Tool Group Corp.	49,153	1,751,321
	EnerSys	35,677	3,226,985
	Ennis, Inc.	25,451	506,475
	Enpro, Inc.	24,193	3,632,095
*	Enviri Corp.	115,188	896,163
	Equifax, Inc.	7,143	1,572,817
	Esab Corp.	39,219	4,152,508
	ESCO Technologies, Inc.	24,130	2,447,989
	Espey Mfg. & Electronics Corp.	3,027	76,583
#	EVI Industries, Inc.	3,830	78,592
*	ExlService Holdings, Inc.	80,565	2,336,385
	Expeditors International of Washington, Inc.	10,629	1,183,114
	Exponent, Inc.	23,078	2,121,099
	Fastenal Co.	27,033	1,836,622
	Federal Signal Corp.	53,708	4,366,460
	FedEx Corp.	21,097	5,522,773
	Ferguson PLC	4,409	925,449
	First Advantage Corp.	22,103	360,279
	Flowserve Corp.	60,718	2,863,461
*	Fluor Corp.	62,332	2,513,850
*	Forrester Research, Inc.	17,334	315,305
	Fortive Corp.	40,474	3,046,478
	Fortune Brands Innovations, Inc.	25,464	1,861,418
#	Forward Air Corp.	28,548	628,627
*	Franklin Covey Co.	13,385	521,212
	Franklin Electric Co., Inc.	42,569	4,098,118
#*	Frontier Group Holdings, Inc.	47,686	288,023
	FTAI Infrastructure, Inc.	10,630	76,961
*	FTI Consulting, Inc.	17,887	3,824,777
*	Gates Industrial Corp. PLC	91,383	1,610,168
	GATX Corp.	33,088	4,048,648
*	GE Vernova, Inc.	4,112	632,056
	Genco Shipping & Trading Ltd.	40,097	855,670
*	Gencor Industries, Inc.	12,690	215,349
*	Generac Holdings, Inc.	6,608	898,424
	General Dynamics Corp.	15,911	4,567,889

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	General Electric Co.	16,449	$2,661,777
	Genpact Ltd.	66,360	2,039,906
*	Gibraltar Industries, Inc.	30,285	2,164,166
	Global Industrial Co.	34,554	1,330,675
*	GMS, Inc.	38,466	3,558,874
	Gorman-Rupp Co.	24,641	817,342
	Graco, Inc.	14,575	1,168,915
#	GrafTech International Ltd.	40,212	69,165
*	Graham Corp.	10,619	295,633
#	Granite Construction, Inc.	61,159	3,394,324
*	Great Lakes Dredge & Dock Corp.	83,978	554,255
	Greenbrier Cos., Inc.	35,955	1,775,817
	Griffon Corp.	33,783	2,213,462
*	GXO Logistics, Inc.	42,980	2,134,387
	H&E Equipment Services, Inc.	41,966	2,026,538
*	Hayward Holdings, Inc.	85,244	1,157,614
*	Healthcare Services Group, Inc.	31,134	330,643
	Heartland Express, Inc.	35,235	350,236
	HEICO Corp.	3,400	705,160
	HEICO Corp., Class A	5,443	902,722
	Heidrick & Struggles International, Inc.	19,184	565,544
	Helios Technologies, Inc.	26,531	1,196,548
	Herc Holdings, Inc.	27,075	3,872,537
#*	Hertz Global Holdings, Inc.	61,394	279,343
	Hexcel Corp.	36,315	2,331,786
#	Hillenbrand, Inc.	40,968	1,954,993
*	Hillman Solutions Corp.	15,462	147,817
#	HireQuest, Inc.	1,551	19,884
	HNI Corp.	60,162	2,523,796
	Honeywell International, Inc.	22,922	4,417,757
	Howmet Aerospace, Inc.	52,078	3,476,206
	Hub Group, Inc., Class A	59,814	2,405,719
	Hubbell, Inc.	7,919	2,934,148
*	Hudson Global, Inc.	5,895	95,794
*	Hudson Technologies, Inc.	40,516	401,919
	Huntington Ingalls Industries, Inc.	17,118	4,740,488
	Hurco Cos., Inc.	6,566	118,845
*	Huron Consulting Group, Inc.	33,674	3,139,764
	Hyster-Yale Materials Handling, Inc.	15,792	924,937
*	IBEX Holdings Ltd.	7,805	102,246
	ICF International, Inc.	19,317	2,787,250
	IDEX Corp.	6,614	1,458,122
*	IES Holdings, Inc.	20,887	2,822,251
	Ingersoll Rand, Inc.	47,776	4,458,456
#*	Innodata, Inc.	20,391	119,083
*	Innovative Solutions & Support, Inc.	14,202	92,029
	Insperity, Inc.	11,619	1,195,944
	Insteel Industries, Inc.	22,392	718,783
	Interface, Inc.	60,253	921,268
	ITT, Inc.	41,354	5,348,726
	Jacobs Solutions, Inc.	10,283	1,475,919
*	Janus International Group, Inc.	25,863	372,686
	JB Hunt Transport Services, Inc.	17,722	2,881,066
*	JELD-WEN Holding, Inc.	76,194	1,561,977
*	JetBlue Airways Corp.	267,985	1,522,155
	John Bean Technologies Corp.	17,534	1,562,104
	Johnson Controls International PLC	191,281	12,446,655
#	Kadant, Inc.	10,320	2,825,513
	Karat Packaging, Inc.	5,494	148,887

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	KBR, Inc.	51,889	$3,369,672
#	Kelly Services, Inc., Class A	54,974	1,261,104
#	Kennametal, Inc.	90,014	2,118,029
	Kforce, Inc.	22,749	1,404,978
*	Kirby Corp.	50,715	5,534,528
	Knight-Swift Transportation Holdings, Inc.	138,261	6,391,806
	Korn Ferry	49,952	3,033,085
*	Kratos Defense & Security Solutions, Inc.	124,862	2,225,041
*	L B Foster Co., Class A	9,119	212,017
	L3Harris Technologies, Inc.	20,285	4,342,004
	Landstar System, Inc.	10,347	1,804,620
	Leidos Holdings, Inc.	26,625	3,733,357
#*	Limbach Holdings, Inc.	18,803	852,340
	Lincoln Electric Holdings, Inc.	6,174	1,355,378
	Lindsay Corp.	9,330	1,083,680
*	Liquidity Services, Inc.	31,073	536,320
	Lockheed Martin Corp.	2,444	1,136,289
*	LS Starrett Co., Class A	609	9,811
	LSI Industries, Inc.	28,466	415,604
	Luxfer Holdings PLC	24,059	231,688
*	Manitex International, Inc.	9,037	47,083
#*	Manitowoc Co., Inc.	54,485	659,269
	ManpowerGroup, Inc.	51,785	3,907,178
	Marten Transport Ltd.	90,946	1,538,806
*	Masonite International Corp.	22	2,916
*	MasTec, Inc.	60,112	5,331,333
*	Mastech Digital, Inc.	1,982	17,600
*	Masterbrand, Inc.	55,633	927,402
*	Matrix Service Co.	37,258	419,525
	Matson, Inc.	44,826	4,831,346
	Matthews International Corp., Class A	25,469	687,154
	Maximus, Inc.	25,230	2,025,464
*	Mayville Engineering Co., Inc.	7,256	99,843
	MDU Resources Group, Inc.	165,046	4,076,636
*	Mercury Systems, Inc.	28,050	791,010
*	Middleby Corp.	13,555	1,883,738
	Miller Industries, Inc.	13,178	641,900
	MillerKnoll, Inc.	58,806	1,495,437
*	Mistras Group, Inc.	30,433	266,289
*	Montrose Environmental Group, Inc.	17,760	771,139
	Moog, Inc., Class A	25,777	4,100,347
*	MRC Global, Inc.	73,915	830,065
	MSA Safety, Inc.	8,487	1,531,055
	MSC Industrial Direct Co., Inc., Class A	30,223	2,757,547
	Mueller Industries, Inc.	114,144	6,371,518
	Mueller Water Products, Inc., Class A	155,170	2,457,893
*	MYR Group, Inc.	18,525	3,079,781
	National Presto Industries, Inc.	7,400	606,726
*	NEXTracker, Inc., Class A	26,197	1,120,970
	NL Industries, Inc.	27,206	223,361
*	NN, Inc.	14,160	50,410
	Nordson Corp.	4,924	1,271,328
	Norfolk Southern Corp.	13,284	3,059,571
	Northrop Grumman Corp.	9,443	4,580,138
*	Northwest Pipe Co.	8,819	279,121
*	NV5 Global, Inc.	11,057	1,030,955
	nVent Electric PLC	84,713	6,105,266
#	Omega Flex, Inc.	4,638	307,314
*	OPENLANE, Inc.	98,629	1,694,446

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Orion Group Holdings, Inc.	32,630	$231,999
	Oshkosh Corp.	55,655	6,248,387
	Otis Worldwide Corp.	879	80,165
	Owens Corning	47,516	7,992,666
	PACCAR, Inc.	27,082	2,873,671
*	PAM Transportation Services, Inc.	26,870	460,283
	Pangaea Logistics Solutions Ltd.	36,161	260,359
	Park Aerospace Corp.	13,943	198,967
	Parker-Hannifin Corp.	8,913	4,856,783
	Park-Ohio Holdings Corp.	20,132	513,970
*	Parsons Corp.	31,968	2,509,808
	Paychex, Inc.	10,435	1,239,782
	Paycom Software, Inc.	2,951	554,729
#*	Paycor HCM, Inc.	9,934	172,554
*	Paylocity Holding Corp.	4,290	665,636
	Pentair PLC	72,189	5,709,428
*	Performant Financial Corp.	8,931	23,756
#*	Perma-Fix Environmental Services, Inc.	2,877	32,942
*	Perma-Pipe International Holdings, Inc.	5,730	49,278
#	Pitney Bowes, Inc.	43,527	185,425
	Powell Industries, Inc.	12,049	1,723,007
	Preformed Line Products Co.	4,776	578,039
	Primoris Services Corp.	58,673	2,734,162
*	Proto Labs, Inc.	19,758	602,224
	Quad/Graphics, Inc.	66,720	299,573
	Quanex Building Products Corp.	37,808	1,255,982
	Quanta Services, Inc.	22,160	5,729,690
*	Quest Resource Holding Corp.	10,130	102,718
*	Radiant Logistics, Inc.	44,703	220,833
*	RBC Bearings, Inc.	12,558	3,071,059
#*	RCM Technologies, Inc.	3,727	70,627
	Regal Rexnord Corp.	50,131	8,089,639
	Republic Services, Inc.	15,538	2,978,635
*	Resideo Technologies, Inc.	136,536	2,666,548
	Resources Connection, Inc.	27,394	302,704
	REV Group, Inc.	86,124	1,882,671
	Robert Half, Inc.	28,346	1,959,842
#*	Rocket Lab USA, Inc.	144,327	542,670
	Rockwell Automation, Inc.	1,280	346,829
	Rollins, Inc.	21,642	964,368
	RTX Corp.	107,084	10,871,168
	Rush Enterprises, Inc., Class A	67,551	2,966,840
	Rush Enterprises, Inc., Class B	17,113	700,093
*	RXO, Inc.	61,034	1,154,153
	Ryder System, Inc.	45,181	5,505,305
*	Saia, Inc.	1,776	704,770
	Schneider National, Inc., Class B	67,640	1,398,795
	Science Applications International Corp.	28,065	3,611,965
	Sensata Technologies Holding PLC	52,970	2,029,281
*	Servotronics, Inc.	1,499	19,487
	Shyft Group, Inc.	38,885	423,069
*	SIFCO Industries, Inc.	4,888	15,367
	Simpson Manufacturing Co., Inc.	21,495	3,737,766
*	SiteOne Landscape Supply, Inc.	10,251	1,608,279
*	SkyWest, Inc.	52,334	3,821,952
	Snap-on, Inc.	6,267	1,679,305
#	Southwest Airlines Co.	85,212	2,210,399
*	SP Plus Corp.	4,622	235,999
*	SPX Technologies, Inc.	34,490	4,201,227

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	SS&C Technologies Holdings, Inc.	35,510	$2,197,714
	Standex International Corp.	13,043	2,254,874
	Stanley Black & Decker, Inc.	22,102	2,020,123
#	Star Bulk Carriers Corp.	23,956	582,610
	Steelcase, Inc., Class A	95,288	1,146,315
*	Stericycle, Inc.	57,069	2,552,696
*	Sterling Check Corp.	30,327	458,848
*	Sterling Infrastructure, Inc.	30,155	3,063,748
*	Stratasys Ltd.	63,523	617,444
*	Sun Country Airlines Holdings, Inc.	7,466	99,372
#*	Sunrun, Inc.	119,935	1,234,131
#*	TaskUS, Inc., Class A	16,400	187,944
#*	Taylor Devices, Inc.	1,412	70,092
#	Tecnoglass, Inc.	25,633	1,423,913
	Tennant Co.	18,358	2,138,340
	Terex Corp.	58,736	3,292,153
	Tetra Tech, Inc.	11,542	2,247,458
	Textron, Inc.	43,582	3,686,601
*	Thermon Group Holdings, Inc.	36,725	1,172,629
	Timken Co.	67,263	6,001,205
*	Titan International, Inc.	80,234	884,179
*	Titan Machinery, Inc.	25,317	563,556
#	Toro Co.	19,647	1,720,881
	Trane Technologies PLC	10,333	3,279,074
#*	Transcat, Inc.	4,446	477,367
	TransUnion	12,705	927,465
*	Trex Co., Inc.	16,675	1,476,571
	TriNet Group, Inc.	8,723	875,528
	Trinity Industries, Inc.	101,146	2,631,819
*	Triumph Group, Inc.	23,283	311,061
*	TrueBlue, Inc.	26,796	279,214
	TTEC Holdings, Inc.	42,582	309,997
*	Tutor Perini Corp.	46,322	770,335
	Twin Disc, Inc.	12,774	205,406
	UFP Industries, Inc.	65,346	7,364,494
#*	U-Haul Holding Co.	13,857	876,178
	U-Haul Holding Co.	132,613	8,131,829
*	Ultralife Corp.	16,801	196,572
	UniFirst Corp.	17,486	2,800,033
	Union Pacific Corp.	4,860	1,152,598
*	United Airlines Holdings, Inc.	76,248	3,923,722
	United Parcel Service, Inc., Class B	33,063	4,876,131
	United Rentals, Inc.	7,224	4,825,560
	Universal Logistics Holdings, Inc.	26,597	1,188,354
*	Upwork, Inc.	3,859	45,150
*	V2X, Inc.	17,366	843,640
	Valmont Industries, Inc.	13,308	2,725,478
	Veralto Corp.	10,383	972,679
*	Verra Mobility Corp.	98,841	2,330,671
	Vertiv Holdings Co., Class A	15,394	1,431,642
	Vestis Corp.	55,686	1,025,736
*	Viad Corp.	15,387	530,544
*	Vicor Corp.	11,138	360,648
#	Virco Mfg. Corp.	18,900	201,663
#*	VirTra, Inc.	2,086	32,875
#	VSE Corp.	14,435	1,126,940
	Wabash National Corp.	63,600	1,469,796
#	Watsco, Inc.	6,176	2,765,119
#»	Watsco, Inc., Class B	1,205	539,087

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Watts Water Technologies, Inc., Class A	14,212	$2,820,514
	Werner Enterprises, Inc.	70,126	2,398,309
	WESCO International, Inc.	50,302	7,683,630
	Westinghouse Air Brake Technologies Corp.	54,176	8,726,670
*	Willdan Group, Inc.	13,889	391,531
*	Willis Lease Finance Corp.	7,583	368,610
*	WillScot Mobile Mini Holdings Corp.	68,847	2,544,585
	Woodward, Inc.	25,919	4,208,209
#*	Xometry, Inc., Class A	11,825	211,313
*	XPO, Inc.	23,874	2,565,500
	Xylem, Inc.	19,082	2,494,017
	Zurn Elkay Water Solutions Corp.	18,120	566,794

TOTAL INDUSTRIALS.			803,208,755

INFORMATION TECHNOLOGY — (9.5%)
	A10 Networks, Inc.	55,860	729,532
	Accenture PLC, Class A	12,211	3,674,412
*	ACI Worldwide, Inc.	106,947	3,646,893
	Adeia, Inc.	74,103	729,174
#	Advanced Energy Industries, Inc.	32,862	3,149,494
*	Advanced Micro Devices, Inc.	75,622	11,977,012
*	Agilysys, Inc.	9,840	817,212
#*	Airgain, Inc.	7,221	37,838
*	Akamai Technologies, Inc.	17,530	1,769,303
*	Alarm.com Holdings, Inc.	18,450	1,226,925
*	Alithya Group, Inc., Class A	9,189	13,967
*	Alkami Technology, Inc.	9,848	237,041
*	Allegro MicroSystems, Inc.	25,197	748,099
*	Alpha & Omega Semiconductor Ltd.	29,736	650,326
*	Altair Engineering, Inc., Class A	4,241	341,188
*	Ambarella, Inc.	22,816	1,048,852
	Amdocs Ltd.	29,378	2,467,458
	American Software, Inc., Class A	29,205	295,263
	Amkor Technology, Inc.	308,829	9,990,618
	Amphenol Corp., Class A	24,798	2,994,854
*	Amtech Systems, Inc.	11,930	57,503
	Analog Devices, Inc.	26,601	5,336,427
*	Appfolio, Inc., Class A	2,156	488,938
	Applied Materials, Inc.	11,896	2,363,140
#*	Applied Optoelectronics, Inc.	42,565	419,265
*	Arrow Electronics, Inc.	63,192	8,067,723
*	Aspen Technology, Inc.	14,470	2,848,709
*	AstroNova, Inc.	7,311	126,261
#*	Aurora Innovation, Inc.	142,732	396,081
*	AvePoint, Inc.	35,682	277,249
#*	Aviat Networks, Inc.	13,873	464,052
	Avnet, Inc.	86,363	4,220,560
*	Aware, Inc.	1,601	3,138
*	Axcelis Technologies, Inc.	17,674	1,829,612
*	AXT, Inc.	56,792	170,376
	Badger Meter, Inc.	19,033	3,481,516
	Bel Fuse, Inc., Class A	2,276	159,320
#	Bel Fuse, Inc., Class B	10,532	618,439
	Belden, Inc.	32,752	2,661,755
	Benchmark Electronics, Inc.	39,919	1,205,953
*	Bill Holdings, Inc.	26,026	1,622,981
*	BK Technologies Corp.	1,538	21,619
*	Blackbaud, Inc.	18,429	1,435,988
*	Box, Inc., Class A	29,144	758,327

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Broadcom, Inc.	123	$159,933
*	Calix, Inc.	44,965	1,246,879
#*	Cambium Networks Corp.	400	1,356
*	CCC Intelligent Solutions Holdings, Inc.	2,372	26,614
	CDW Corp.	10,144	2,453,428
#*	Cerence, Inc.	21,698	197,669
*	CEVA, Inc.	18,532	375,644
*	Ciena Corp.	62,530	2,890,762
*	Cipher Mining, Inc.	11,217	41,727
*	Cirrus Logic, Inc.	40,723	3,606,836
	Cisco Systems, Inc.	205,622	9,660,122
*	Cleanspark, Inc.	181,255	2,968,957
#*	Clearfield, Inc.	6,868	206,864
	Climb Global Solutions, Inc.	4,672	301,157
#*	Coda Octopus Group, Inc.	4,669	31,096
	Cognex Corp.	10,076	418,557
	Cognizant Technology Solutions Corp., Class A	27,803	1,826,101
*	Coherent Corp.	50,135	2,738,875
*	Cohu, Inc.	54,502	1,652,501
*	CommVault Systems, Inc.	11,803	1,209,453
*	Comtech Telecommunications Corp.	25,933	48,754
#*	Confluent, Inc., Class A	5,121	144,003
*	Consensus Cloud Solutions, Inc.	8,452	98,381
	Corning, Inc.	207,418	6,923,613
*	Corsair Gaming, Inc.	22,257	247,053
#*	CPI Card Group, Inc.	706	12,179
#	Crane NXT Co.	37,428	2,275,997
*	Credo Technology Group Holding Ltd.	25,084	448,251
#	Crexendo, Inc.	3,718	15,169
#*	CS Disco, Inc.	5,489	41,442
	CSP, Inc.	4,538	59,312
	CTS Corp.	33,491	1,532,213
*	CVD Equipment Corp.	5,741	25,835
#*	Daily Journal Corp.	677	226,930
#*	Daktronics, Inc.	87,962	831,241
*	Data I/O Corp.	3,111	8,866
#*	Dave, Inc.	1,621	71,000
*	Diebold Nixdorf, Inc.	10,483	331,892
#*	Digi International, Inc.	41,948	1,286,126
#*»	Digital Turbine, Inc.	54,433	103,967
*	Diodes, Inc.	42,123	3,075,400
	Dolby Laboratories, Inc., Class A	28,306	2,198,244
*	DoubleVerify Holdings, Inc.	31,598	925,821
*	Dropbox, Inc., Class A	24,300	562,788
*	DXC Technology Co.	144,218	2,810,809
*	Dynatrace, Inc.	5,949	269,549
#*	E2open Parent Holdings, Inc.	64,577	313,198
#*	Eastman Kodak Co.	4,122	18,549
*	eGain Corp.	20,400	126,684
#*	Enphase Energy, Inc.	6,057	658,759
	Entegris, Inc.	13,834	1,838,815
*	Envestnet, Inc.	28,581	1,774,023
*	EPAM Systems, Inc.	4,374	1,029,027
*	ePlus, Inc.	27,501	2,114,277
*	Everbridge, Inc.	12,566	436,669
#*	EverCommerce, Inc.	8,089	72,801
#*	Everspin Technologies, Inc.	1,444	10,714
*	Extreme Networks, Inc.	51,584	577,741
*	F5, Inc.	12,726	2,103,735

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fabrinet	18,300	$3,167,181
#*	FARO Technologies, Inc.	14,545	272,719
#*	Fastly, Inc., Class A	87,845	1,111,239
*	First Solar, Inc.	19,499	3,437,674
*	Five9, Inc.	4,904	282,323
*	Flex Ltd.	150,400	4,308,960
*	FormFactor, Inc.	71,695	3,196,880
#*	Franklin Wireless Corp.	6,922	20,697
*	Frequency Electronics, Inc.	8,185	78,576
*	Freshworks, Inc., Class A	34,481	615,486
	Gen Digital, Inc.	78,040	1,571,726
#*	Genasys, Inc.	1,974	4,145
#*	GLOBALFOUNDRIES, Inc.	527	25,760
*	Globant SA	5,573	995,282
*	GoDaddy, Inc., Class A	13,141	1,608,196
*	Grid Dynamics Holdings, Inc.	21,661	211,628
*	Guidewire Software, Inc.	19,676	2,172,230
	Hackett Group, Inc.	32,110	696,466
*	Harmonic, Inc.	97,724	1,049,556
*	HashiCorp, Inc., Class A	42,325	1,373,869
	Hewlett Packard Enterprise Co.	478,279	8,130,743
*	Ichor Holdings Ltd.	37,001	1,434,899
*	Identiv, Inc.	4,548	22,922
	Immersion Corp.	18,725	136,131
#*	Infinera Corp.	73,633	354,911
*	Informatica, Inc., Class A	2,410	74,638
	Information Services Group, Inc.	28,241	95,172
#*	Insight Enterprises, Inc.	29,949	5,467,789
*	Instructure Holdings, Inc.	4,768	91,212
	Intel Corp.	359,241	10,946,073
#	InterDigital, Inc.	38,244	3,775,830
	International Business Machines Corp.	52,019	8,645,558
*	inTEST Corp.	11,005	124,026
*	Intevac, Inc.	24,332	102,924
	Intuit, Inc.	2,073	1,296,910
*	IPG Photonics Corp.	34,078	2,861,870
*	Iteris, Inc.	20,318	91,025
*	Itron, Inc.	36,254	3,339,718
	Jabil, Inc.	74,660	8,762,098
#*	Jamf Holding Corp.	40,037	779,520
*	JFrog Ltd.	31,941	1,273,807
	Juniper Networks, Inc.	151,640	5,280,105
*	Key Tronic Corp.	10,062	43,468
*	Keysight Technologies, Inc.	20,470	3,028,332
*	Kimball Electronics, Inc.	22,283	466,383
*	Knowles Corp.	183,551	2,905,612
	Kulicke & Soffa Industries, Inc.	43,939	2,033,497
*	KVH Industries, Inc.	13,808	66,278
*	Kyndryl Holdings, Inc.	132,590	2,606,719
*	Lantronix, Inc.	13,607	51,162
#*	LGL Group, Inc.	2,275	12,968
	Littelfuse, Inc.	11,838	2,730,316
*	LiveRamp Holdings, Inc.	66,405	2,132,265
*	Lumentum Holdings, Inc.	39,102	1,711,104
#*	Luna Innovations, Inc.	21,659	44,618
*	MACOM Technology Solutions Holdings, Inc.	10,375	1,057,731
*	Magnachip Semiconductor Corp.	32,473	163,014
#*	Marathon Digital Holdings, Inc.	165,940	2,664,996
	Marvell Technology, Inc.	50,922	3,356,269

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MaxLinear, Inc.	44,393	$922,930
*	MeridianLink, Inc.	8,358	139,411
	Methode Electronics, Inc.	32,645	397,943
	Microchip Technology, Inc.	24,136	2,220,029
	Micron Technology, Inc.	131,794	14,887,450
*	Mirion Technologies, Inc.	18,783	204,171
#*	Mitek Systems, Inc.	18,335	231,571
	Monolithic Power Systems, Inc.	2,408	1,611,747
#*	M-Tron Industries, Inc.	1,137	31,563
*	N-able, Inc.	48,929	599,870
	Napco Security Technologies, Inc.	27,782	1,130,727
#*	Navitas Semiconductor Corp.	63,673	275,704
*	nCino, Inc.	25,222	735,474
*	NCR Voyix Corp.	62,198	761,926
*	NETGEAR, Inc.	26,647	393,843
*	NetScout Systems, Inc.	61,967	1,193,484
#*	NetSol Technologies, Inc.	3,177	8,006
*	nLight, Inc.	39,458	449,427
*	Nortech Systems, Inc.	1,040	17,722
*	Novanta, Inc.	8,157	1,276,570
*	Nutanix, Inc., Class A	1,434	87,044
	NVE Corp.	3,647	296,866
	NXP Semiconductors NV	3,694	946,366
*	Okta, Inc.	25,434	2,364,853
*	Olo, Inc., Class A	54,422	261,226
*	ON Semiconductor Corp.	77,943	5,468,481
	ON24, Inc.	21,429	141,217
*	OneSpan, Inc.	41,594	450,047
*	Onto Innovation, Inc.	21,191	3,930,719
*	Optical Cable Corp.	6,626	18,553
*	OSI Systems, Inc.	16,914	2,223,176
#*	PAR Technology Corp.	16,682	705,315
	PC Connection, Inc.	31,851	1,973,806
*	PDF Solutions, Inc.	22,158	666,513
*	Perficient, Inc.	27,340	1,292,088
*	Photronics, Inc.	72,078	1,975,658
*	Plexus Corp.	28,370	2,865,654
	Power Integrations, Inc.	20,457	1,364,891
*	Powerfleet, Inc. NJ	36,722	175,898
#*	PowerSchool Holdings, Inc., Class A	37,128	643,057
*	Procore Technologies, Inc.	6,394	437,477
	Progress Software Corp.	40,738	2,029,567
*	PTC, Inc.	8,262	1,466,009
*	Pure Storage, Inc., Class A	35,471	1,787,738
*	Q2 Holdings, Inc.	13,912	714,938
*	Qorvo, Inc.	28,567	3,337,768
	QUALCOMM, Inc.	46,540	7,718,659
*	Qualys, Inc.	5,294	867,740
*	Rambus, Inc.	23,209	1,272,317
*	RF Industries Ltd.	7,730	22,224
*	Ribbon Communications, Inc.	23,863	75,646
	Richardson Electronics Ltd.	12,056	126,950
#*	Riot Platforms, Inc.	199,947	2,021,464
*	Rogers Corp.	16,840	2,005,476
	Roper Technologies, Inc.	4,888	2,500,016
	Salesforce, Inc.	18,769	5,047,735
*	Sanmina Corp.	55,177	3,347,589
	Sapiens International Corp. NV	22,840	703,472
*	ScanSource, Inc.	50,523	2,102,767

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SecureWorks Corp., Class A	9,248	$56,320
#*	Semtech Corp.	31,569	1,187,626
*	SentinelOne, Inc., Class A	67,268	1,421,373
#*	Silicon Laboratories, Inc.	16,179	1,965,587
#*	SiTime Corp.	7,376	657,349
	Skyworks Solutions, Inc.	21,255	2,265,570
*	SMART Global Holdings, Inc.	39,576	723,054
#*	SmartRent, Inc.	106,421	246,897
*	Smartsheet, Inc., Class A	8,774	331,920
#*	SolarEdge Technologies, Inc.	2,609	153,018
	SolarWinds Corp.	89,884	990,522
#*	Sono-Tek Corp.	1,661	7,408
*	SoundThinking, Inc.	6,218	83,072
*	Sprinklr, Inc., Class A	17,058	199,408
*	SPS Commerce, Inc.	2,905	505,092
#*	Super Micro Computer, Inc.	40,553	34,826,916
*	Synaptics, Inc.	18,436	1,658,503
	Taitron Components, Inc., Class A	2,735	8,629
	TD SYNNEX Corp.	52,083	6,137,461
	TE Connectivity Ltd.	21,510	3,043,235
*	Teledyne Technologies, Inc.	5,520	2,105,770
*	Telos Corp.	11,265	38,752
*	Teradata Corp.	40,315	1,495,686
	Teradyne, Inc.	19,994	2,325,702
*	TransAct Technologies, Inc.	8,099	43,330
*	Trimble, Inc.	20,017	1,202,421
*	TTM Technologies, Inc.	90,902	1,357,167
*	Turtle Beach Corp.	10,782	152,026
*	Twilio, Inc., Class A	93,511	5,599,439
*	Tyler Technologies, Inc.	1,882	868,637
*	UiPath, Inc., Class A	58,960	1,118,471
*	Ultra Clean Holdings, Inc.	47,400	1,982,742
*	Unisys Corp.	57,400	311,682
#*	Unity Software, Inc.	38,700	939,249
	Universal Display Corp.	10,224	1,615,188
*	Upland Software, Inc.	12,964	28,002
*	Veeco Instruments, Inc.	40,737	1,439,646
*	Verint Systems, Inc.	61,643	1,866,550
#*	Vertex, Inc., Class A	2,937	85,555
*	Viant Technology, Inc., Class A	2,723	23,935
#*	Viasat, Inc.	10,959	174,358
*	Viavi Solutions, Inc.	205,328	1,622,091
	Vishay Intertechnology, Inc.	131,816	3,050,222
*	Vishay Precision Group, Inc.	14,496	478,368
	Vontier Corp.	59,654	2,423,742
*	Western Digital Corp.	79,527	5,632,897
*	WidePoint Corp.	1,177	2,283
#*	Wolfspeed, Inc.	21,349	577,063
#	Xerox Holdings Corp.	68,167	905,939
*	Xperi, Inc.	24,517	257,674
*	Zebra Technologies Corp., Class A	5,373	1,690,131
*	Zoom Video Communications, Inc., Class A	35,449	2,165,934

TOTAL INFORMATION TECHNOLOGY			460,584,117

MATERIALS — (6.7%)
	AdvanSix, Inc.	21,226	536,169
	Air Products & Chemicals, Inc.	8,130	1,921,444
	Albemarle Corp.	13,100	1,576,061
	Alcoa Corp.	135,697	4,768,393

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Alpha Metallurgical Resources, Inc.	9,144	$2,991,185
*	Alto Ingredients, Inc.	32,184	60,828
	Amcor PLC	162,279	1,450,774
*	American Biltrite, Inc.	22	2,139
	American Vanguard Corp.	25,854	294,477
#*	Ampco-Pittsburgh Corp.	19,907	40,809
	AptarGroup, Inc.	28,975	4,183,410
#*	Arcadium Lithium PLC	212,312	934,173
	Arch Resources, Inc.	14,390	2,284,844
#*	Arq, Inc.	3,973	30,830
*	Ascent Industries Co.	9,589	98,479
	Ashland, Inc.	50,290	4,794,146
*	Aspen Aerogels, Inc.	19,336	302,802
*	ATI, Inc.	88,354	5,274,734
	Avery Dennison Corp.	13,122	2,851,148
	Avient Corp.	83,389	3,537,361
*	Axalta Coating Systems Ltd.	68,159	2,142,919
	Balchem Corp.	25,088	3,546,941
	Ball Corp.	25,400	1,767,078
	Berry Global Group, Inc.	62,448	3,537,055
	Cabot Corp.	47,034	4,290,912
	Caledonia Mining Corp. PLC	1,210	11,870
	Carpenter Technology Corp.	40,717	3,489,447
	Celanese Corp.	17,092	2,625,502
*	Century Aluminum Co.	84,932	1,473,570
	CF Industries Holdings, Inc.	37,807	2,985,619
	Chemours Co.	51,743	1,384,125
*	Clearwater Paper Corp.	16,011	721,135
*	Cleveland-Cliffs, Inc.	270,491	4,571,298
*	Coeur Mining, Inc.	375,372	1,696,681
	Commercial Metals Co.	113,636	6,106,799
#	Compass Minerals International, Inc.	9,054	112,722
*	Core Molding Technologies, Inc.	8,981	161,838
	Corteva, Inc.	135,605	7,340,299
	Crown Holdings, Inc.	25,923	2,127,501
*	Dakota Gold Corp.	11,415	30,364
	Dow, Inc.	258,845	14,728,280
	DuPont de Nemours, Inc.	86,471	6,269,147
	Eagle Materials, Inc.	12,552	3,146,912
	Eastman Chemical Co.	89,058	8,410,638
	Ecolab, Inc.	9,334	2,110,884
*	Ecovyst, Inc.	112,240	1,058,423
	Element Solutions, Inc.	246,475	5,700,967
	Ferroglobe PLC	152,400	800,100
	FMC Corp.	14,998	885,032
	Fortitude Gold Corp.	17,074	83,663
	Freeport-McMoRan, Inc.	127,751	6,379,885
	Friedman Industries, Inc.	9,833	191,055
#*	Gatos Silver, Inc.	7,527	72,033
	Graphic Packaging Holding Co.	220,227	5,692,868
	Greif, Inc., Class A	30,282	1,855,681
	Greif, Inc., Class B	10,075	629,486
	Hawkins, Inc.	20,396	1,545,405
	HB Fuller Co.	44,273	3,307,636
#	Hecla Mining Co.	520,329	2,461,156
	Huntsman Corp.	201,971	4,819,028
*	Ingevity Corp.	14,951	764,594
	Innospec, Inc.	23,208	2,784,960
	International Flavors & Fragrances, Inc.	56,365	4,771,297

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	International Paper Co.	276,502	$9,660,980
#*	Intrepid Potash, Inc.	7,505	151,001
	Kaiser Aluminum Corp.	15,681	1,418,974
*	Knife River Corp.	41,261	3,226,198
	Koppers Holdings, Inc.	21,478	1,101,392
	Kronos Worldwide, Inc.	61,563	704,896
	Linde PLC	28,454	12,547,076
	Louisiana-Pacific Corp.	65,945	4,826,515
*	LSB Industries, Inc.	34,780	323,454
	LyondellBasell Industries NV, Class A	79,944	7,992,002
	Martin Marietta Materials, Inc.	6,388	3,750,203
	Materion Corp.	20,362	2,340,408
#	Mativ Holdings, Inc.	44,720	816,587
	Mercer International, Inc.	63,817	646,466
*	Metallus, Inc.	49,685	1,021,524
	Minerals Technologies, Inc.	31,015	2,260,683
	Mosaic Co.	132,103	4,146,713
#*	MP Materials Corp.	43,947	703,152
	Myers Industries, Inc.	42,892	939,335
	NewMarket Corp.	3,889	2,049,192
	Newmont Corp.	72,416	2,942,986
*	Nexa Resources SA	4,756	34,671
	Northern Technologies International Corp.	7,510	132,927
	Nucor Corp.	119,369	20,117,258
*	O-I Glass, Inc.	103,510	1,548,510
	Olin Corp.	79,365	4,149,202
	Olympic Steel, Inc.	12,888	819,290
	Orion SA	31,485	744,935
	Packaging Corp. of America	17,420	3,013,312
	Pactiv Evergreen, Inc.	8,433	128,519
#*	Perimeter Solutions SA	69,028	483,196
	PPG Industries, Inc.	17,129	2,209,641
	Quaker Chemical Corp.	4,811	897,396
	Radius Recycling, Inc.	25,078	436,859
	Ramaco Resources, Inc., Class A	20,433	320,389
	Ramaco Resources, Inc., Class B	2,375	26,386
*	Ranpak Holdings Corp.	33,248	240,716
*	Rayonier Advanced Materials, Inc.	58,687	218,903
	Reliance, Inc.	24,813	7,064,757
††	Resolute Forest Products, Inc.	66,341	94,204
	Royal Gold, Inc.	9,767	1,173,310
	RPM International, Inc.	14,838	1,586,331
	Ryerson Holding Corp.	33,811	965,304
	Sealed Air Corp.	29,195	919,059
	Sensient Technologies Corp.	25,882	1,895,080
	Silgan Holdings, Inc.	48,379	2,257,364
	Sonoco Products Co.	63,252	3,545,275
#	Southern Copper Corp.	4,558	531,782
	Steel Dynamics, Inc.	93,151	12,120,808
	Stepan Co.	21,974	1,823,622
*	Summit Materials, Inc., Class A	116,349	4,525,976
	SunCoke Energy, Inc.	78,069	804,891
	Sylvamo Corp.	21,415	1,338,437
	Tredegar Corp.	15,775	100,644
	TriMas Corp.	44,003	1,143,638
	Tronox Holdings PLC	136,806	2,324,334
#*	U.S. Gold Corp.	2,664	11,136
	U.S. Lime & Minerals, Inc.	6,160	1,909,600
*	Universal Stainless & Alloy Products, Inc.	9,499	248,399

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Vulcan Materials Co.	15,682	$4,040,154
	Warrior Met Coal, Inc.	42,685	2,917,520
	Westlake Corp.	30,830	4,543,109
	Westrock Co.	35,121	1,684,403
	Worthington Steel, Inc.	39,194	1,206,783

TOTAL MATERIALS.			326,394,778

REAL ESTATE — (0.6%)
*	AMREP Corp.	3,623	73,489
*	Anywhere Real Estate, Inc.	53,571	260,355
*	CBRE Group, Inc., Class A	37,401	3,249,773
#*	CKX Lands, Inc.	465	6,533
*	Compass, Inc., Class A	140,149	441,469
*	Comstock Holding Cos., Inc.	2,434	17,793
*	CoStar Group, Inc.	19,470	1,782,089
*	Cushman & Wakefield PLC	88,096	850,126
#	DigitalBridge Group, Inc.	52,637	865,352
	Douglas Elliman, Inc.	13,529	18,399
*	Forestar Group, Inc.	20,932	648,683
*	FRP Holdings, Inc.	18,640	564,978
*	Howard Hughes Holdings, Inc.	29,141	1,898,828
*	Jones Lang LaSalle, Inc.	30,695	5,546,587
*»	JW Mays, Inc.	300	13,155
	Kennedy-Wilson Holdings, Inc.	69,436	596,455
	Marcus & Millichap, Inc.	37,341	1,182,590
#*	Maui Land & Pineapple Co., Inc.	1,380	26,882
	Newmark Group, Inc., Class A	165,265	1,581,586
#*	Opendoor Technologies, Inc.	362,568	721,510
*	Rafael Holdings, Inc., Class B	20,549	32,673
	RE/MAX Holdings, Inc., Class A	11,035	77,466
	RMR Group, Inc., Class A	4,044	95,924
	St. Joe Co.	44,103	2,522,692
*	Stratus Properties, Inc.	8,335	189,038
*	Tejon Ranch Co.	24,641	413,476
*	Zillow Group, Inc., Class A	13,902	583,884
*	Zillow Group, Inc., Class C	57,492	2,447,434

TOTAL REAL ESTATE			26,709,219

UTILITIES — (0.8%)
	AES Corp.	54,711	979,327
	ALLETE, Inc.	9,015	533,868
	Alliant Energy Corp.	106	5,279
#*	Altus Power, Inc.	37,317	136,953
	American States Water Co.	11,069	784,128
	Artesian Resources Corp., Class A	4,057	141,914
#	Avangrid, Inc.	9,028	329,793
	Avista Corp.	23,123	831,966
	Black Hills Corp.	12,973	712,218
#	Brookfield Renewable Corp., Class A	18,351	426,477
	California Water Service Group	16,250	798,200
	CenterPoint Energy, Inc.	6,565	191,304
	Chesapeake Utilities Corp.	7,116	753,371
#	Clearway Energy, Inc., Class A	3,852	83,627
	Clearway Energy, Inc., Class C	14,450	337,841
	Consolidated Water Co. Ltd.	12,933	329,145
	Essential Utilities, Inc.	18,470	675,633
	Evergy, Inc.	22,911	1,201,682
	Genie Energy Ltd., Class B	25,298	386,806

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	Global Water Resources, Inc.	1,359	$16,634
#	IDACORP, Inc.	5,746	544,606
	MGE Energy, Inc.	13,029	1,020,431
	Middlesex Water Co.	7,465	378,625
	National Fuel Gas Co.	10,267	545,178
	New Jersey Resources Corp.	77,526	3,387,111
	NiSource, Inc.	31,603	880,460
#	Northwest Natural Holding Co.	6,432	245,381
	Northwestern Energy Group, Inc.	12,148	612,745
	NRG Energy, Inc.	84,493	6,140,106
	OGE Energy Corp.	16,299	564,760
	ONE Gas, Inc.	7,311	471,706
	Ormat Technologies, Inc.	56,661	3,616,672
	Otter Tail Corp.	12,006	1,024,832
#	Pinnacle West Capital Corp.	7,400	545,010
	PNM Resources, Inc.	20,489	759,322
	Portland General Electric Co.	15,008	648,796
*	Pure Cycle Corp.	2,900	27,666
	RGC Resources, Inc.	1,634	33,693
	SJW Group	12,053	656,286
	Southwest Gas Holdings, Inc.	7,654	571,141
	Spire, Inc.	7,217	445,938
	UGI Corp.	26,511	677,621
	Unitil Corp.	8,110	413,123
	Vistra Corp.	84,904	6,439,119
	York Water Co.	6,184	219,594

	TOTAL UTILITIES		40,526,088

	TOTAL COMMON STOCKS		4,649,461,497

	PREFERRED STOCKS — (0.0%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	7,561	168,157

	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	23,849	629,375

	TOTAL PREFERRED STOCKS		797,532

	TOTAL INVESTMENT SECURITIES (Cost $2,185,388,231)		4,650,259,029

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	44,644,690	44,644,690

	SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	14,719,112	170,270,687

	TOTAL INVESTMENTS — (100.0%) (Cost $2,400,303,608)		$4,865,174,406

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

As of April 30, 2024, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	06/21/24	$41,168,374	$40,029,300	$(1,139,074)

Total Futures Contracts			$41,168,374	$40,029,300	$(1,139,074)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$257,029,797	$82,414	—	$257,112,211
Consumer Discretionary	551,640,402	54,164	—	551,694,566
Consumer Staples	223,931,735	73,684	—	224,005,419
Energy	474,543,259	—	—	474,543,259
Financials	1,066,759,499	24,938	—	1,066,784,437
Health Care	417,270,917	588	$627,143	417,898,648
Industrials	802,646,857	558,618	3,280	803,208,755
Information Technology	460,480,150	103,967	—	460,584,117
Materials	326,300,574	—	94,204	326,394,778
Real Estate	26,696,064	13,155	—	26,709,219
Utilities	40,526,088	—	—	40,526,088
Preferred Stocks
Communication Services	168,157	—	—	168,157
Industrials	629,375	—	—	629,375
Temporary Cash Investments	44,644,690	—	—	44,644,690
Securities Lending Collateral	—	170,270,687	—	170,270,687

Total Investments in Securities	$4,693,267,564	$171,182,215	$724,627<>	$4,865,174,406

Financial Instruments Liabilities
Futures Contracts**	(1,139,074)	—	—	(1,139,074)

Total Financial Instruments	$(1,139,074)	—	—	$(1,139,074)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.3%)
COMMUNICATION SERVICES — (2.0%)
#*	Advantage Solutions, Inc.	32,276	$137,496
#*	Altice USA, Inc., Class A	492,187	949,921
#*	AMC Networks, Inc., Class A	62,055	659,024
*	Angi, Inc.	53,198	112,248
#*	Anterix, Inc.	79,223	2,497,109
*	Atlanta Braves Holdings, Inc., Class A	55,694	2,246,696
*	Atlanta Braves Holdings, Inc., Class C	172,933	6,472,882
	ATN International, Inc.	72,320	1,379,866
*	Bandwidth, Inc., Class A	18,738	341,032
#*	Boston Omaha Corp., Class A	58,120	897,373
*	Bumble, Inc., Class A	345,325	3,487,783
#	Cable One, Inc.	12,489	4,918,793
*	Cardlytics, Inc.	42,133	516,129
#*	Cargurus, Inc.	420,333	9,440,679
#*	Cars.com, Inc.	463,196	7,740,005
#*	Cinemark Holdings, Inc.	571,476	9,795,099
#	Cogent Communications Holdings, Inc.	264,044	16,946,344
*	Consolidated Communications Holdings, Inc.	544,039	2,350,249
*	DHI Group, Inc.	200,688	469,610
#*	EchoStar Corp., Class A	203,956	3,261,256
	Entravision Communications Corp., Class A	193,712	404,858
#*	Eventbrite, Inc., Class A	187,565	990,343
*	EverQuote, Inc., Class A	55,442	1,118,265
*	EW Scripps Co., Class A	317,411	1,193,465
#*	Frontier Communications Parent, Inc.	348,964	8,075,027
#*	Gambling.com Group Ltd.	91,517	791,622
#*	Gannett Co., Inc.	276,553	669,258
#*	Gogo, Inc.	7,848	71,103
#	Gray Television, Inc.	370,560	2,130,720
#	Gray Television, Inc., Class A	3,603	28,248
	IDT Corp., Class B	227,545	8,086,949
*	IMAX Corp.	293,127	4,692,963
*	Integral Ad Science Holding Corp.	294,726	2,826,422
	Iridium Communications, Inc.	446,937	13,761,190
#	John Wiley & Sons, Inc., Class A	81,966	3,079,463
#*	Lee Enterprises, Inc.	7,291	90,263
*	Liberty Broadband Corp., Class A	3,466	173,751
*	Liberty Broadband Corp., Class C	25,754	1,280,746
*	Liberty Global Ltd., Class A	179,514	2,853,375
#*	Liberty Global Ltd., Class C	258,368	4,229,484
*	Liberty Latin America Ltd., Class A	121,980	920,949
#*	Liberty Latin America Ltd., Class C	751,190	5,663,973
#*	Lions Gate Entertainment Corp., Class A	595,098	6,004,539
*	Lions Gate Entertainment Corp., Class B	1,006,127	9,487,778
*	Madison Square Garden Entertainment Corp.	60,303	2,360,862
#*	Madison Square Garden Sports Corp.	50,848	9,453,660
#*	Magnite, Inc.	502,365	4,435,883
#	Marcus Corp.	156,510	2,040,890
	New York Times Co., Class A	367,914	15,831,339
#	Nexstar Media Group, Inc.	102,678	16,434,641
#*	Nextdoor Holdings, Inc.	47,807	97,526
*	Ooma, Inc.	58,950	416,187
#*	Paltalk, Inc.	3,698	13,572

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Paramount Global, Class A	4,805	$99,415
	Paramount Global, Class B	81,904	932,887
*»	Pegasus Cos., Inc.	34	1,734
	Playtika Holding Corp.	151,593	1,099,049
*	PubMatic, Inc., Class A	149,919	3,364,182
#*	QuinStreet, Inc.	376,776	6,815,878
#*»	Reading International, Inc., Class B	2,710	38,834
	Saga Communications, Inc., Class A	14,041	319,994
#	Scholastic Corp.	189,536	6,751,272
#	Shenandoah Telecommunications Co.	356,698	4,572,868
#	Shutterstock, Inc.	196,462	8,390,892
#	Sinclair, Inc.	145,473	1,789,318
#*	Sphere Entertainment Co.	123,068	4,782,423
	Spok Holdings, Inc.	97,452	1,505,633
#*	Stagwell, Inc.	182,438	1,085,506
#*	SurgePays, Inc.	3,348	12,187
*	TechTarget, Inc.	201,403	5,538,583
	TEGNA, Inc.	837,336	11,421,263
	Telephone & Data Systems, Inc.	436,745	6,835,059
*	Thryv Holdings, Inc.	123,364	2,838,606
	Townsquare Media, Inc., Class A	100,039	1,207,471
#*	Travelzoo	14,290	127,324
*	TripAdvisor, Inc.	529,692	13,946,790
*	TrueCar, Inc.	349,819	923,522
*	U.S. Cellular Corp.	83,444	3,034,024
#*	Urban One, Inc.	56,309	87,279
*	Urban One, Inc.	38,196	76,010
*	Vimeo, Inc.	737,635	2,648,110
#*	Vivid Seats, Inc., Class A	193,918	1,020,009
#*	WideOpenWest, Inc.	16,337	58,323
*	Yelp, Inc.	316,053	12,717,973
*	Zedge, Inc., Class B	5,436	13,046
*	Ziff Davis, Inc.	196,003	9,821,710
*	ZipRecruiter, Inc., Class A	123,895	1,273,641
*	ZoomInfo Technologies, Inc.	699,840	11,099,462

TOTAL COMMUNICATION SERVICES			330,579,185

CONSUMER DISCRETIONARY — (13.3%)

#*	1-800-Flowers.com, Inc., Class A	340,686	3,090,022
	Aaron’s Co., Inc.	159,684	1,103,416
#*	Abercrombie & Fitch Co., Class A	307,692	37,390,732
#	Academy Sports & Outdoors, Inc.	396,265	23,102,249
*	Accel Entertainment, Inc.	121,562	1,305,576
#	Acushnet Holdings Corp.	294,682	17,969,708
*	Adient PLC	387,719	11,581,167
	ADT, Inc.	794,411	5,163,672
*	Adtalem Global Education, Inc.	299,943	14,883,172
#	Advance Auto Parts, Inc.	145,412	10,612,168
	AMCON Distributing Co.	3,090	456,872
*	American Axle & Manufacturing Holdings, Inc.	829,608	6,089,323
#	American Eagle Outfitters, Inc.	1,189,408	28,855,038
*	American Outdoor Brands, Inc.	106,586	833,503
*	American Public Education, Inc.	17,192	237,765
#*	America’s Car-Mart, Inc.	45,980	2,631,895
*	AMMO, Inc.	35,970	91,364
	Aramark.	300,696	9,474,931
#	Arhaus, Inc.	90,763	1,149,060
#	Ark Restaurants Corp.	16,816	233,406
#	Arko Corp.	136,230	585,789

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Asbury Automotive Group, Inc.	132,456	$27,847,549
#*	AutoNation, Inc.	188,124	30,316,183
#*	Bally’s Corp.	6,548	86,041
#	Bassett Furniture Industries, Inc.	110,876	1,550,046
	Bath & Body Works, Inc.	103,813	4,715,186
*	Beazer Homes USA, Inc.	64,485	1,807,515
#*	Beyond, Inc.	141,806	2,854,555
#	Big 5 Sporting Goods Corp.	111,283	393,942
#*	Biglari Holdings, Inc., Class A	224	223,966
*	Biglari Holdings, Inc., Class B	11,401	2,247,251
#*	BJ’s Restaurants, Inc.	101,545	3,309,352
#	Bloomin’ Brands, Inc.	627,500	16,183,225
#*	Boot Barn Holdings, Inc.	199,082	21,196,261
	BorgWarner, Inc.	337,350	11,054,959
*	Bright Horizons Family Solutions, Inc.	178,290	18,490,456
#*	Brinker International, Inc.	262,675	14,079,380
#	Brunswick Corp.	303,703	24,490,610
#	Buckle, Inc.	268,599	10,042,917
#	Build-A-Bear Workshop, Inc.	93,991	2,834,769
#	Caleres, Inc.	256,047	9,430,211
#	Camping World Holdings, Inc., Class A	9,349	189,504
*	CarParts.com, Inc.	102,322	125,856
	Carriage Services, Inc.	124,259	3,178,545
	Carrols Restaurant Group, Inc.	20,673	196,807
	Carter’s, Inc.	160,264	10,963,660
#	Cato Corp., Class A	85,220	410,760
*	Cavco Industries, Inc.	54,839	19,972,912
	Century Communities, Inc.	230,694	18,298,648
#	Cheesecake Factory, Inc.	258,499	8,923,385
*	Chegg, Inc.	237,793	1,229,390
#*	Children’s Place, Inc.	10,012	69,684
	Choice Hotels International, Inc.	159,119	18,817,413
#*	Chuy’s Holdings, Inc.	129,961	3,828,651
#*	Citi Trends, Inc.	61,701	1,322,869
#	Clarus Corp.	69,238	438,277
#	Columbia Sportswear Co.	241,432	19,225,230
*	Conn’s, Inc.	63,690	224,826
*	Cooper-Standard Holdings, Inc.	91,231	1,407,694
*	Coursera, Inc.	522,956	5,344,610
#	Cracker Barrel Old Country Store, Inc.	87,320	5,081,151
*	Crocs, Inc.	131,311	16,331,149
	Crown Crafts, Inc.	7,793	39,744
*	Culp, Inc.	30,682	139,910
#	Dana, Inc.	675,638	8,398,180
*	Dave & Buster’s Entertainment, Inc.	246,176	13,145,798
#*	Delta Apparel, Inc.	10,228	24,036
#*	Denny’s Corp.	248,616	1,993,900
#	Designer Brands, Inc., Class A	214,748	1,995,009
#*	Destination XL Group, Inc.	193,863	622,300
#	Dillard’s, Inc., Class A	51,920	22,740,441
#	Dine Brands Global, Inc.	45,897	2,024,058
*	Dorman Products, Inc.	205,368	17,959,432
#*	Dream Finders Homes, Inc., Class A	31,000	1,100,500
#*	Duluth Holdings, Inc., Class B	30,536	128,557
*	Dutch Bros, Inc., Class A	92,951	2,617,500
#*	El Pollo Loco Holdings, Inc.	161,521	1,376,159
#*	Envela Corp.	21,361	91,639
	Escalade, Inc.	56,160	699,754
#	Ethan Allen Interiors, Inc.	181,898	5,136,800

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Etsy, Inc.	64,791	$4,449,198
#*	European Wax Center, Inc., Class A	133,803	1,573,523
*	Everi Holdings, Inc.	159,180	1,300,501
#*	Figs, Inc., Class A	353,247	1,805,092
#*	First Watch Restaurant Group, Inc.	125,643	3,206,409
	Flanigan’s Enterprises, Inc.	9,481	248,971
	Flexsteel Industries, Inc.	32,393	1,067,673
#	Foot Locker, Inc.	179,282	3,738,030
#*	Fox Factory Holding Corp.	269,849	10,502,523
*	Frontdoor, Inc.	382,851	11,749,697
#*	Full House Resorts, Inc.	17,119	87,307
#*	Funko, Inc., Class A	160,550	977,750
#	Gap, Inc.	1,158,227	23,766,818
#*	Garrett Motion, Inc.	401,993	3,843,053
*	Genesco, Inc.	59,913	1,516,398
	Gentex Corp.	111,900	3,838,170
*	Gentherm, Inc.	221,978	11,225,427
#*	G-III Apparel Group Ltd.	311,231	8,761,153
	Golden Entertainment, Inc.	6,823	218,677
*	Goodyear Tire & Rubber Co.	1,332,762	15,939,834
#*	GoPro, Inc., Class A	484,540	838,254
	Graham Holdings Co., Class B	27,834	19,521,933
*	Grand Canyon Education, Inc.	132,023	17,165,630
*	Green Brick Partners, Inc.	103,821	5,619,831
#	Group 1 Automotive, Inc.	88,750	26,094,275
*	Groupon, Inc.	25,913	299,554
#*	GrowGeneration Corp.	30,175	90,223
#	Guess?, Inc.	380,071	10,178,301
	H&R Block, Inc.	650,971	30,745,360
	Hamilton Beach Brands Holding Co., Class A	55,868	1,136,355
#*	Hanesbrands, Inc.	1,249,341	5,696,995
	Harley-Davidson, Inc.	280,459	9,644,985
#	Hasbro, Inc.	169,796	10,408,495
#	Haverty Furniture Cos., Inc.	94,919	2,923,505
	Haverty Furniture Cos., Inc., Class A	3,785	107,664
#*	Helen of Troy Ltd.	173,141	16,051,902
#	Hibbett, Inc.	77,506	6,684,117
*	Hilton Grand Vacations, Inc.	317,765	13,231,735
*	Holley, Inc.	18,420	74,048
	Hooker Furnishings Corp.	73,251	1,245,267
#*	Hovnanian Enterprises, Inc., Class A	20,221	2,989,270
#*	Inspired Entertainment, Inc.	74,166	630,411
#	Installed Building Products, Inc.	204,686	48,250,631
	International Game Technology PLC	330,684	6,527,702
*	J Jill, Inc.	48,381	1,205,655
	Jack in the Box, Inc.	144,870	8,267,731
*	JAKKS Pacific, Inc.	27,345	517,094
#	Johnson Outdoors, Inc., Class A	53,594	2,197,890
	KB Home	580,762	37,610,147
#	Kohl’s Corp.	427,327	10,230,208
#	Kontoor Brands, Inc.	245,308	15,223,814
#*	Koss Corp.	7,268	16,934
#	Krispy Kreme, Inc.	492,815	6,234,110
#*	Kura Sushi USA, Inc., Class A	45,299	4,986,514
#	Lakeland Industries, Inc.	55,796	923,424
#*	Lands’ End, Inc.	106,471	1,456,523
*	Landsea Homes Corp.	63,798	736,867
*	Latham Group, Inc.	13,891	38,895
	Laureate Education, Inc.	756,121	10,963,754

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*††	Lazare Kaplan International, Inc.	9,600	$0
#	La-Z-Boy, Inc.	280,150	9,200,126
#	LCI Industries	167,198	17,385,248
	Lear Corp.	32,382	4,075,922
#*	Legacy Housing Corp.	41,671	848,838
	Leggett & Platt, Inc.	207,286	3,745,658
#*	Leslie’s, Inc.	43,489	170,912
#	Levi Strauss & Co., Class A	191,229	4,057,879
#*	LGI Homes, Inc.	100,200	9,010,986
#*	Life Time Group Holdings, Inc.	50,332	687,535
	Lifetime Brands, Inc.	68,971	630,395
#*	Light & Wonder, Inc.	170,384	15,208,476
*	Lincoln Educational Services Corp.	126,963	1,353,426
#*	Lindblad Expeditions Holdings, Inc.	7,563	55,512
#	Lithia Motors, Inc.	25,285	6,431,998
#*	Live Ventures, Inc.	8,538	218,061
#*	LL Flooring Holdings, Inc.	13,136	20,755
#*	Lovesac Co.	51,069	1,132,710
*	M/I Homes, Inc.	157,200	18,269,784
	Macy’s, Inc.	669,729	12,343,105
*	Malibu Boats, Inc., Class A	147,974	5,034,075
#	Marine Products Corp.	116,805	1,255,654
#*	MarineMax, Inc.	118,488	2,923,099
	Marriott Vacations Worldwide Corp.	205,358	19,736,957
#*	MasterCraft Boat Holdings, Inc.	130,820	2,646,489
*	Mattel, Inc.	713,983	13,080,169
	Meritage Homes Corp.	232,019	38,454,829
#*	Mister Car Wash, Inc.	5,623	37,618
#*	Modine Manufacturing Co.	295,920	27,411,070
*	Mohawk Industries, Inc.	161,708	18,648,167
	Monarch Casino & Resort, Inc.	25,536	1,730,575
#	Monro, Inc.	140,386	3,825,519
*	Motorcar Parts of America, Inc.	86,039	488,702
#	Movado Group, Inc.	112,846	2,874,188
	Murphy USA, Inc.	70,610	29,219,830
	Nathan’s Famous, Inc.	54,083	3,494,303
#*	National Vision Holdings, Inc.	163,848	2,854,232
	Newell Brands, Inc.	1,140,188	9,053,093
#	Nordstrom, Inc.	614,825	11,687,823
#*	Norwegian Cruise Line Holdings Ltd.	628,239	11,886,282
#*	ODP Corp.	311,187	15,842,530
#*	Ollie’s Bargain Outlet Holdings, Inc.	323,771	23,680,611
#*	ONE Group Hospitality, Inc.	3,039	16,289
*	OneSpaWorld Holdings Ltd.	440,500	5,603,160
#*	OneWater Marine, Inc., Class A	12,471	258,274
#	Oxford Industries, Inc.	102,687	11,067,605
#	Papa John’s International, Inc.	215,285	13,280,932
#	Patrick Industries, Inc.	147,181	15,378,943
	Penske Automotive Group, Inc.	39,989	6,114,718
#	Perdoceo Education Corp.	472,871	8,653,539
#	PetMed Express, Inc.	27,917	110,272
#*	Planet Fitness, Inc., Class A	211,929	12,681,831
*	Playa Hotels & Resorts NV	591,351	5,322,159
*	PlayAGS, Inc.	44,994	397,747
	Polaris, Inc.	123,556	10,522,029
#*	Portillo’s, Inc., Class A	114,538	1,404,236
#*	Potbelly Corp.	125,934	1,283,267
	PVH Corp.	242,683	26,403,910
#*	QuantumScape Corp.	283,385	1,535,947

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	RCI Hospitality Holdings, Inc.	61,495	$3,121,486
#	Red Rock Resorts, Inc., Class A	66,206	3,516,863
#*	Restoration Hardware, Inc.	43,054	10,636,491
#*	Rivian Automotive, Inc., Class A	627,337	5,583,299
	Rocky Brands, Inc.	69,120	1,781,222
#*	Sabre Corp.	590,829	1,695,679
#*	Sally Beauty Holdings, Inc.	268,587	2,914,169
#*	Shake Shack, Inc., Class A	209,489	22,174,411
#	SharkNinja, Inc.	102,067	6,560,867
#	Shoe Carnival, Inc.	178,264	5,961,148
#	Signet Jewelers Ltd.	323,386	31,701,530
*	Six Flags Entertainment Corp.	359,675	8,481,137
*	Skyline Champion Corp.	266,245	19,965,713
#*	Sleep Number Corp.	160,043	2,130,172
#	Smith & Wesson Brands, Inc.	346,237	5,875,642
#*	Soho House & Co., Inc.	17,189	89,555
#*	Solo Brands, Inc., Class A	49,454	92,974
#	Sonic Automotive, Inc., Class A	171,288	9,907,298
*	Sonos, Inc.	331,212	5,597,483
#*	Sportsman’s Warehouse Holdings, Inc.	172,187	550,998
#	Standard Motor Products, Inc.	148,988	4,782,515
#	Steven Madden Ltd.	441,000	17,820,810
#*	Stitch Fix, Inc., Class A	427,602	906,516
*	Stoneridge, Inc.	198,284	2,970,294
	Strategic Education, Inc.	130,072	14,937,468
#*	Strattec Security Corp.	10,173	231,537
#*	Stride, Inc.	309,746	20,675,545
	Superior Group of Cos., Inc.	44,613	725,854
#*	Superior Industries International, Inc.	33,442	125,073
#*	Sweetgreen, Inc., Class A	308,069	6,922,310
	Tapestry, Inc.	136,330	5,442,294
*	Taylor Morrison Home Corp.	788,528	44,165,453
	Tempur Sealy International, Inc.	172,518	8,636,251
	Texas Roadhouse, Inc.	66,363	10,669,843
#	Thor Industries, Inc.	201,526	20,035,715
*	Tile Shop Holdings, Inc.	111,774	751,121
#*	Tilly’s, Inc., Class A	99,881	606,278
*	TopBuild Corp.	4,704	1,903,568
*	Topgolf Callaway Brands Corp.	250,153	4,007,451
#*	Traeger, Inc.	9,990	21,479
	Travel & Leisure Co.	316,276	13,770,657
*	Tri Pointe Homes, Inc.	713,215	26,281,973
#*	Under Armour, Inc., Class A	833,467	5,609,233
#*	Under Armour, Inc., Class C	513,101	3,345,419
#*	Unifi, Inc.	31,929	190,616
#*	United Parks & Resorts, Inc.	304,493	15,474,334
*	Universal Technical Institute, Inc.	203,659	3,099,690
	Upbound Group, Inc.	278,657	8,641,154
*	Urban Outfitters, Inc..	584,822	22,784,665
#	Vail Resorts, Inc.	9,430	1,785,759
*	Valvoline, Inc.	876,190	37,255,599
#*	Vera Bradley, Inc.	130,832	862,183
#	VF Corp.	672,805	8,383,150
#*	Victoria’s Secret & Co.	68,333	1,204,027
*	Vista Outdoor, Inc.	417,900	14,664,111
*	Visteon Corp.	165,534	18,313,026
#*	VOXX International Corp.	235,583	1,389,940
#*	Warby Parker, Inc., Class A	202,188	2,373,687
	Wendy’s Co.	1,028,316	20,556,037

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Weyco Group, Inc.	58,541	$1,718,178
#	Whirlpool Corp.	88,610	8,405,545
	Wingstop, Inc.	65,532	25,216,058
#	Winmark Corp.	33,373	11,991,586
#	Winnebago Industries, Inc.	217,655	13,403,195
#	Wolverine World Wide, Inc.	198,898	2,136,165
#	Worthington Enterprises, Inc.	331,956	18,974,605
	Wyndham Hotels & Resorts, Inc.	199,428	14,659,952
#*	XPEL, Inc.	44,027	2,313,619
#*	YETI Holdings, Inc.	360,186	12,865,844
*	Zumiez, Inc.	119,647	2,057,928

TOTAL CONSUMER DISCRETIONARY			2,147,543,593

CONSUMER STAPLES — (4.1%)
#	Alico, Inc.	33,310	929,682
#	Andersons, Inc.	243,171	13,359,815
#	B&G Foods, Inc.	197,673	2,194,170
*	BellRing Brands, Inc.	574,059	31,670,835
*	Boston Beer Co., Inc. , Class A	42,243	11,760,874
*	Bridgford Foods Corp.	27,854	294,138
#	Calavo Growers, Inc.	75,636	2,038,390
#	Cal-Maine Foods, Inc.	226,409	12,527,210
#*	Central Garden & Pet Co.	85,280	3,492,216
*	Central Garden & Pet Co., Class A	377,244	13,365,755
#*	Chefs’ Warehouse, Inc.	276,189	9,136,332
	Coca-Cola Consolidated, Inc.	51,279	42,356,454
*	Darling Ingredients, Inc.	279,958	11,861,820
	Dole PLC	49,197	598,727
#	Edgewell Personal Care Co.	270,206	10,165,150
#*	elf Beauty, Inc.	263,111	42,763,431
#	Energizer Holdings, Inc.	35,112	1,008,417
	Flowers Foods, Inc.	694,144	17,311,951
	Fresh Del Monte Produce, Inc.	344,930	8,819,860
*	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	269,590	28,595,411
#*	Grocery Outlet Holding Corp.	289,916	7,529,118
#*	Hain Celestial Group, Inc.	26,272	161,310
#*	Herbalife Ltd.	18,790	162,533
*	Honest Co., Inc.	58,852	177,144
	Ingles Markets, Inc., Class A	104,654	7,508,924
	Ingredion, Inc.	230,751	26,441,757
	Inter Parfums, Inc.	210,388	24,484,955
#	J & J Snack Foods Corp.	102,004	14,004,129
	John B Sanfilippo & Son, Inc.	59,149	5,897,155
*	Laird Superfood, Inc.	12,003	23,286
	Lancaster Colony Corp.	160,039	30,537,042
	Lifevantage Corp.	72,727	443,635
*	Lifeway Foods, Inc.	16,548	338,407
#	Limoneira Co.	56,608	1,119,706
#*	Mama’s Creations, Inc.	77,937	462,946
#	Medifast, Inc.	67,198	1,849,961
#	MGP Ingredients, Inc.	134,840	10,576,850
#*	Mission Produce, Inc.	34,974	396,955
*	National Beverage Corp.	253,938	11,300,241
*	Natural Alternatives International, Inc.	25,533	159,581
	Natural Grocers by Vitamin Cottage, Inc.	114,074	1,866,251
*	Nature’s Sunshine Products, Inc.	82,456	1,603,769
	Oil-Dri Corp. of America	29,772	2,061,711
*	Pilgrim’s Pride Corp.	392,457	14,136,301

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Post Holdings, Inc.	249,782	$26,514,359
	PriceSmart, Inc.	150,800	12,152,972
	Reynolds Consumer Products, Inc.	261,689	7,492,156
*	Rocky Mountain Chocolate Factory, Inc.	13,940	50,881
	Seaboard Corp.	2,878	9,526,497
#*	Seneca Foods Corp., Class A	60,109	3,491,732
*»	Seneca Foods Corp., Class B	2,794	164,567
*	Simply Good Foods Co.	509,120	18,557,424
	SpartanNash Co.	193,822	3,700,062
#	Spectrum Brands Holdings, Inc.	219,439	17,965,471
*	Sprouts Farmers Market, Inc.	644,318	42,544,318
#	Tootsie Roll Industries, Inc.	186,398	5,537,885
#*	TreeHouse Foods, Inc.	228,862	8,593,768
	Turning Point Brands, Inc.	111,241	3,208,190
#*	United Natural Foods, Inc.	362,820	3,239,983
	United-Guardian, Inc.	8,416	70,358
#	Universal Corp.	177,497	9,128,671
*	USANA Health Sciences, Inc.	119,843	4,975,881
#	Utz Brands, Inc.	114,508	2,064,579
	Vector Group Ltd.	669,997	6,934,469
#	Village Super Market, Inc., Class A	69,705	1,949,649
#*	Vita Coco Co., Inc.	130,578	3,165,211
*	Vital Farms, Inc.	166,876	4,465,602
#	WD-40 Co.	88,737	20,066,098
#	Weis Markets, Inc.	183,262	11,569,330
#*	Westrock Coffee Co.	4,926	49,950
#*	Whole Earth Brands, Inc.	12,944	62,390

TOTAL CONSUMER STAPLES			654,736,758

ENERGY — (5.3%)
	Adams Resources & Energy, Inc.	23,817	702,602
#*	Amplify Energy Corp.	140,784	993,935
	Antero Midstream Corp.	2,089,510	28,918,818
*	Antero Resources Corp.	313,077	10,647,749
#	Archrock, Inc.	729,999	14,008,681
	Ardmore Shipping Corp.	231,555	3,878,546
#	Barnwell Industries, Inc.	49,095	141,639
	Berry Corp.	334,065	2,836,212
#*	Bristow Group, Inc.	99,795	2,625,606
#	Cactus, Inc., Class A	303,293	15,055,465
#	California Resources Corp.	319,938	16,911,923
*	Centrus Energy Corp., Class A	63,552	2,728,287
	ChampionX Corp.	656,402	22,035,415
#	Chord Energy Corp.	81,843	14,484,574
	Civitas Resources, Inc.	200,611	14,435,968
#*	Clean Energy Fuels Corp.	1,576,679	3,657,895
#*	CNX Resources Corp.	1,163,288	27,360,534
#	Comstock Resources, Inc.	480,149	4,830,299
#	CONSOL Energy, Inc.	179,464	14,852,441
#	Core Laboratories, Inc.	131,160	2,072,328
	Crescent Energy Co., Class A	25,541	271,756
#	CVR Energy, Inc.	399,003	12,121,711
	Delek U.S. Holdings, Inc.	302,890	8,277,984
	DHT Holdings, Inc.	1,169,946	13,360,783
*	DMC Global, Inc.	94,732	1,501,502
	Dorian LPG Ltd.	281,942	11,649,843
#*	Dril-Quip, Inc.	151,765	2,759,088
*	DT Midstream, Inc.	294,421	18,312,986
*	Encore Energy Corp.	170,062	749,973

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Energy Services of America Corp.	8,879	$61,443
	EnLink Midstream LLC	1,691,833	23,211,949
	Epsilon Energy Ltd.	74,003	401,096
	Equitrans Midstream Corp.	1,552,226	21,001,618
#	Evolution Petroleum Corp.	142,170	767,718
	Excelerate Energy, Inc., Class A	29,682	500,439
#*	Expro Group Holdings NV	160,935	3,019,141
*	Forum Energy Technologies, Inc.	36,895	688,092
	FutureFuel Corp.	261,814	1,419,032
#*	Geospace Technologies Corp.	53,663	652,005
#	Granite Ridge Resources, Inc.	7,549	49,219
#*	Green Plains, Inc.	255,140	5,273,744
*	Gulf Island Fabrication, Inc.	47,566	328,205
#*	Gulfport Energy Corp.	51,209	8,127,380
#*	Hallador Energy Co.	162,141	828,541
*	Helix Energy Solutions Group, Inc.	767,248	8,240,244
#	Helmerich & Payne, Inc.	440,308	17,317,314
	International Seaways, Inc.	271,081	14,988,068
	Kinetik Holdings, Inc.	86,187	3,304,410
#*	Kosmos Energy Ltd.	2,005,579	11,371,633
#	Liberty Energy, Inc.	737,898	16,233,756
#	Magnolia Oil & Gas Corp., Class A	691,335	17,331,768
#*	Mammoth Energy Services, Inc.	104,736	340,392
	Matador Resources Co.	296,284	18,458,493
#*	Mexco Energy Corp.	11,942	148,081
	Murphy Oil Corp.	523,335	23,361,674
#*	Nabors Industries Ltd.	31,731	2,285,584
	NACCO Industries, Inc., Class A	42,888	1,181,136
*	Natural Gas Services Group, Inc.	75,945	1,676,866
*	NCS Multistage Holdings, Inc.	1,729	28,356
#	New Fortress Energy, Inc.	185,757	4,866,833
*	Newpark Resources, Inc.	445,710	3,093,227
#*	Nine Energy Service, Inc.	81,831	176,755
#	Noble Corp. PLC	57,969	2,572,664
#	Nordic American Tankers Ltd.	1,228,287	4,790,319
#	Northern Oil & Gas, Inc.	207,334	8,457,154
	NOV, Inc.	406,973	7,524,931
#*	Oceaneering International, Inc.	440,402	10,089,610
#*	Oil States International, Inc.	267,922	1,069,009
	Overseas Shipholding Group, Inc., Class A	473,563	2,879,263
#*	Par Pacific Holdings, Inc.	347,020	10,688,216
	Patterson-UTI Energy, Inc.	426,362	4,613,237
	PBF Energy, Inc., Class A	563,990	30,043,747
#	Peabody Energy Corp.	599,775	13,159,063
#	PHX Minerals, Inc.	164,255	550,254
*	PrimeEnergy Resources Corp.	3,733	382,483
#*	ProPetro Holding Corp.	476,914	4,158,690
#	Range Resources Corp.	253,267	9,094,818
#	Ranger Energy Services, Inc.	28,211	277,596
*	REX American Resources Corp.	115,003	6,363,116
	Riley Exploration Permian, Inc.	14,265	369,891
#	RPC, Inc.	803,901	5,378,098
#	SandRidge Energy, Inc.	223,703	3,064,731
	Scorpio Tankers, Inc.	319,961	22,512,456
*	SEACOR Marine Holdings, Inc.	117,770	1,439,149
*	Seadrill Ltd.	87,856	4,265,409
	Select Water Solutions, Inc.	515,727	4,765,317
#	SFL Corp. Ltd.	548,506	7,311,585
*	SilverBow Resources, Inc.	49,432	1,518,551

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Sitio Royalties Corp., Class A	139,576	$3,243,746
#	SM Energy Co.	724,577	35,134,739
#	Solaris Oilfield Infrastructure, Inc., Class A	101,380	893,158
*	Southwestern Energy Co.	2,503,158	18,748,653
#*††	Strongbridge Biopharma	228,415	0
#*	Talos Energy, Inc.	408,795	5,387,918
	TechnipFMC PLC	898,974	23,031,714
*	Teekay Corp.	471,111	3,448,533
	Teekay Tankers Ltd., Class A	160,429	9,348,198
*	TETRA Technologies, Inc.	540,776	2,319,929
#*	Tidewater, Inc.	251,360	23,087,416
#*	Transocean Ltd.	1,632,989	8,524,203
*	U.S. Silica Holdings, Inc.	419,720	6,476,280
#*	Uranium Energy Corp.	1,215,420	8,204,085
	VAALCO Energy, Inc.	21,687	138,797
*	Valaris Ltd.	227,426	14,796,336
#*	Vital Energy, Inc.	111,972	5,936,755
#	Vitesse Energy, Inc.	12,405	275,267
#	W&T Offshore, Inc.	389,372	876,087
#*	Weatherford International PLC	207,579	25,660,916
#	World Kinect Corp.	284,230	6,679,405

TOTAL ENERGY			852,470,247

FINANCIALS — (18.0%)
	1st Source Corp.	177,325	8,795,320
#*	Acacia Research Corp.	198,300	965,721
#	ACNB Corp.	20,463	665,866
	Affiliated Managers Group, Inc.	195,773	30,560,165
#*	Affirm Holdings, Inc.	378,780	12,075,506
#	Alerus Financial Corp.	12,188	240,104
	Amalgamated Financial Corp.	85,460	2,097,188
#	A-Mark Precious Metals, Inc.	167,235	6,701,106
*	Ambac Financial Group, Inc.	196,284	2,836,304
#	Amerant Bancorp, Inc.	19,146	414,702
*	American Coastal Insurance Corp., Class C	12,608	132,006
	American Equity Investment Life Holding Co.	482,379	27,066,286
	Ameris Bancorp	484,145	22,987,205
#	AMERISAFE, Inc.	141,706	6,461,794
	AmeriServ Financial, Inc.	196,617	475,813
#	Ames National Corp.	33,773	650,130
#	Arrow Financial Corp.	82,203	1,830,661
#	Artisan Partners Asset Management, Inc., Class A	393,788	16,117,743
*	AssetMark Financial Holdings, Inc.	155,082	5,243,322
	Associated Banc-Corp.	984,209	20,737,284
	Associated Capital Group, Inc., Class A	13,824	449,142
	Assurant, Inc.	14,472	2,523,917
	Assured Guaranty Ltd.	329,654	25,284,462
	Atlantic American Corp.	13,763	27,251
#	Atlantic Union Bankshares Corp.	521,044	16,553,568
#*	Atlanticus Holdings Corp.	83,337	2,204,264
#	Auburn National BanCorp, Inc.	2,786	51,569
#*	AvidXchange Holdings, Inc.	886,245	10,333,617
	Axis Capital Holdings Ltd.	324,723	19,915,262
#*	Axos Financial, Inc.	344,148	17,417,330
#	Banc of California, Inc.	413,441	5,660,007
	BancFirst Corp.	201,271	17,947,335
*	Bancorp, Inc.	468,472	14,026,052
#	Bank First Corp.	1,213	93,631
#	Bank of Hawaii Corp.	196,258	11,125,866

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Bank of Marin Bancorp	63,179	$907,250
	Bank of NT Butterfield & Son Ltd.	197,939	6,729,926
#	Bank OZK	646,331	28,858,679
#	Bank7 Corp.	2,321	63,363
#	BankFinancial Corp.	70,341	680,197
	BankUnited, Inc.	690,298	18,451,666
	Bankwell Financial Group, Inc.	32,564	746,693
	Banner Corp.	300,856	13,126,347
	Bar Harbor Bankshares	66,015	1,655,656
	BayCom Corp.	54,475	1,077,516
	BCB Bancorp, Inc.	73,494	692,314
	Berkshire Hills Bancorp, Inc.	184,679	3,937,356
	BGC Group, Inc., Class A	1,483,494	11,615,758
#*	Blue Foundry Bancorp	77,163	658,972
	BOK Financial Corp.	210,189	18,650,070
#	Bread Financial Holdings, Inc.	217,991	8,046,048
#	Bridge Investment Group Holdings, Inc., Class A	55,668	366,295
*	Bridgewater Bancshares, Inc.	54,406	591,937
*	Brighthouse Financial, Inc.	376,025	18,143,206
	Brightsphere Investment Group, Inc.	267,126	5,940,882
	Brookline Bancorp, Inc.	520,240	4,317,992
#*	BRP Group, Inc., Class A	267,910	7,137,122
	Business First Bancshares, Inc.	53,434	1,078,832
	Byline Bancorp, Inc.	165,125	3,578,259
#	C&F Financial Corp.	22,172	868,477
	Cadence Bank	997,922	27,612,502
*	California BanCorp	2,244	48,695
#*»	California First Leasing Corp.	2,096	40,243
#	Cambridge Bancorp	10,149	622,844
	Camden National Corp.	103,652	3,236,015
#*	Cannae Holdings, Inc.	788	15,327
#*	Cantaloupe, Inc.	314,774	1,822,541
	Capital Bancorp, Inc.	30,735	596,259
	Capital City Bank Group, Inc.	106,781	2,831,832
	Capitol Federal Financial, Inc.	467,016	2,227,666
*	Carter Bankshares, Inc.	69,202	842,188
#	Cass Information Systems, Inc.	101,625	4,389,184
	Cathay General Bancorp	506,842	17,455,639
*»	CCUR Holdings, Inc.	16	41,600
	Central Pacific Financial Corp.	118,104	2,354,994
	Chemung Financial Corp.	19,078	804,424
#	Citizens & Northern Corp.	40,177	685,018
#	Citizens Community Bancorp, Inc.	1,592	17,512
#*	Citizens, Inc.	10,440	23,281
#	City Holding Co.	109,366	11,048,153
	Civista Bancshares, Inc.	48,469	692,137
	CNB Financial Corp.	59,676	1,133,844
	CNO Financial Group, Inc.	641,415	16,888,457
*	Coastal Financial Corp.	56,887	2,200,389
	Codorus Valley Bancorp, Inc.	42,165	936,063
#	Cohen & Steers, Inc.	335,293	23,061,453
	Colony Bankcorp, Inc.	26,354	286,468
	Columbia Banking System, Inc.	45,351	853,052
#*	Columbia Financial, Inc.	197,598	3,280,127
	Comerica, Inc.	260,197	13,054,084
#	Commerce Bancshares, Inc.	227,901	12,461,627
	Community Bank System, Inc.	308,681	13,341,193
	Community Trust Bancorp, Inc.	160,889	6,758,947
	Community West Bancshares	55,154	946,994

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	ConnectOne Bancorp, Inc.	180,602	$3,234,582
#*	Consumer Portfolio Services, Inc.	149,853	1,282,742
	Crawford & Co., Class A	193,793	1,798,399
	Crawford & Co., Class B	155,532	1,438,671
#*	Credit Acceptance Corp.	23,400	12,021,048
#*	CrossFirst Bankshares, Inc.	73,659	889,801
	Cullen/Frost Bankers, Inc.	106,544	11,116,801
#*	Customers Bancorp, Inc.	200,485	9,156,150
	CVB Financial Corp.	863,986	14,117,531
#	Diamond Hill Investment Group, Inc.	25,584	3,817,645
#	Dime Community Bancshares, Inc.	164,977	3,002,581
#	Donegal Group, Inc., Class A	190,310	2,557,766
	Donegal Group, Inc., Class B	5,267	68,313
*	Donnelley Financial Solutions, Inc.	244,778	15,367,163
	Eagle Bancorp Montana, Inc.	1,699	21,747
#	Eagle Bancorp, Inc.	33,844	625,776
	Eastern Bankshares, Inc.	207,755	2,609,403
#*	eHealth, Inc.	83,904	359,109
	Employers Holdings, Inc.	209,143	8,907,400
	Enact Holdings, Inc.	87,663	2,606,221
#*	Encore Capital Group, Inc.	169,728	6,974,124
*	Enova International, Inc.	255,908	15,490,111
*	Enstar Group Ltd.	92,469	26,850,224
	Enterprise Bancorp, Inc.	40,174	976,228
	Enterprise Financial Services Corp.	246,480	9,368,705
#	Equity Bancshares, Inc., Class A	142,442	4,744,743
	Esquire Financial Holdings, Inc.	36,387	1,712,372
	ESSA Bancorp, Inc.	49,615	803,763
	Essent Group Ltd.	484,121	25,643,889
*	Euronet Worldwide, Inc.	101,251	10,396,453
#	Evans Bancorp, Inc.	12,217	312,633
	Evercore, Inc., Class A	245,542	44,565,873
#	EVERTEC, Inc.	424,009	15,913,058
#*	EZCORP, Inc., Class A	382,806	4,203,210
#	F&G Annuities & Life, Inc.	24,566	929,086
#	Farmers & Merchants Bancorp, Inc.	13,444	275,602
	Farmers National Banc Corp.	169,793	2,008,651
	FB Financial Corp.	157,381	5,768,014
	Federal Agricultural Mortgage Corp., Class A	2,089	308,169
#	Federal Agricultural Mortgage Corp., Class C	69,691	12,971,586
	Federated Hermes, Inc.	625,414	20,544,850
	Fidelity D&D Bancorp, Inc.	1,159	52,619
	Financial Institutions, Inc.	83,620	1,439,936
	First American Financial Corp.	293,747	15,736,027
	First BanCorp	1,449,019	24,995,578
	First Bancorp, Inc.	68,483	1,512,105
	First Bancorp/Southern Pines NC	227,308	6,912,436
	First Bancshares, Inc.	132,343	3,168,291
	First Bank	84,781	990,242
#	First Busey Corp.	293,554	6,557,996
	First Business Financial Services, Inc.	57,279	1,894,217
#	First Commonwealth Financial Corp.	731,503	9,648,525
	First Community Bankshares, Inc.	161,661	5,363,912
#	First Community Corp.	1,740	28,762
#	First Financial Bancorp.	664,782	14,698,330
#	First Financial Bankshares, Inc.	602,722	17,816,462
	First Financial Corp.	55,879	2,034,554
#	First Financial Northwest, Inc.	81,969	1,669,709
#	First Foundation, Inc.	229,331	1,256,734

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Hawaiian, Inc.	274,116	$5,781,106
	First Horizon Corp.	1,036,647	15,466,773
	First Internet Bancorp	59,633	1,851,605
#	First Interstate BancSystem, Inc., Class A	287,854	7,685,702
	First Merchants Corp.	312,774	10,452,907
	First Mid Bancshares, Inc.	33,914	1,049,977
	First Northwest Bancorp	40,125	411,281
	First of Long Island Corp.	92,785	878,674
#	First U.S. Bancshares, Inc.	2,966	30,668
	First United Corp.	43,304	978,237
*	First Western Financial, Inc.	9,279	154,681
	FirstCash Holdings, Inc.	296,366	33,483,431
	Five Star Bancorp	12,338	266,748
	Flushing Financial Corp.	109,652	1,208,365
*	Flywire Corp.	339,004	6,949,582
#	FNB Corp.	1,710,913	22,823,579
	FS Bancorp, Inc.	46,084	1,436,438
#	Fulton Financial Corp.	1,181,762	19,558,161
*	Fundamental Global, Inc.	49,841	66,787
#*	FVCBankcorp, Inc.	16,275	187,325
*	Genworth Financial, Inc., Class A	2,853,072	16,918,717
#	German American Bancorp, Inc.	158,002	5,013,403
#	Glacier Bancorp, Inc.	734,080	26,559,014
#*	Goosehead Insurance, Inc., Class A	73,385	4,176,340
	Great Southern Bancorp, Inc.	97,283	5,000,346
*	Green Dot Corp., Class A	30,119	263,541
	Greene County Bancorp, Inc.	14,678	431,827
#*	Greenlight Capital Re Ltd., Class A	161,551	1,957,998
	Guaranty Bancshares, Inc.	50,140	1,440,522
#*	Hagerty, Inc., Class A	1,083	9,693
	Hamilton Lane, Inc., Class A	168,526	18,827,725
	Hancock Whitney Corp.	501,494	22,762,813
	Hanmi Financial Corp.	165,445	2,531,309
	Hanover Insurance Group, Inc.	156,155	20,272,042
	HarborOne Bancorp, Inc.	316,410	3,205,233
#	Hawthorn Bancshares, Inc.	6,047	110,237
	HBT Financial, Inc.	58,726	1,083,788
#	HCI Group, Inc.	68,552	7,827,267
	Heartland Financial USA, Inc.	391,828	16,499,877
	Heritage Commerce Corp.	374,033	2,969,822
	Heritage Financial Corp.	261,948	4,646,958
*	Heritage Global, Inc.	36,898	90,769
*	Heritage Insurance Holdings, Inc.	105,142	1,073,500
	Hilltop Holdings, Inc.	458,680	13,420,977
	Hingham Institution For Savings The	9,599	1,621,271
#	HMN Financial, Inc.	33,229	661,257
	Home Bancorp, Inc.	33,870	1,185,450
	Home BancShares, Inc.	1,157,211	27,402,757
#	HomeStreet, Inc.	21,537	263,828
	HomeTrust Bancshares, Inc.	57,149	1,468,729
	Hope Bancorp, Inc.	1,095,114	10,973,042
	Horace Mann Educators Corp.	274,135	10,104,616
	Horizon Bancorp, Inc.	390,126	4,478,647
#	Houlihan Lokey, Inc.	49,247	6,278,500
#*	I3 Verticals, Inc., Class A	105,374	2,393,044
	Independent Bank Corp.	312,301	15,690,002
	Independent Bank Corp.	112,943	2,802,116
#	Independent Bank Group, Inc.	356,619	13,280,492
	International Bancshares Corp.	480,912	26,762,753

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	International Money Express, Inc.	176,241	$3,565,355
	Invesco Ltd.	611,735	8,668,285
	Investar Holding Corp.	10,872	181,345
	Investors Title Co.	14,553	2,334,738
#	Jackson Financial, Inc., Class A	257,155	17,568,830
	James River Group Holdings Ltd.	7,289	64,799
	Janus Henderson Group PLC	597,981	18,668,967
	Kearny Financial Corp.	281,785	1,521,639
	Kemper Corp.	454,991	26,530,525
#*	Kingsway Financial Services, Inc.	10,560	93,984
	Kinsale Capital Group, Inc.	23,383	8,493,875
*	Lake Shore Bancorp, Inc.	537	6,235
	Lakeland Bancorp, Inc.	305,059	3,718,669
#	Lakeland Financial Corp.	180,847	10,628,378
#	Landmark Bancorp, Inc.	15,241	274,338
#	Lazard, Inc.	125,139	4,817,852
	LCNB Corp.	41,144	580,130
*	LendingClub Corp.	286,848	2,157,097
#*	LendingTree, Inc.	5,277	254,721
	Lincoln National Corp.	630,576	17,195,808
	Live Oak Bancshares, Inc.	194,960	6,301,107
#*	loanDepot, Inc., Class A	11,036	22,955
	Macatawa Bank Corp.	237,308	3,322,312
	Magyar Bancorp, Inc.	4,764	54,262
#*	Maiden Holdings Ltd.	629,357	1,309,063
#	MainStreet Bancshares, Inc.	9,629	147,035
	MarketAxess Holdings, Inc.	29,925	5,987,693
*	Marqeta, Inc., Class A	1,678,345	9,314,815
#	MBIA, Inc.	9,042	56,874
	Mercantile Bank Corp.	119,105	4,297,308
	Merchants Bancorp	88,544	3,570,980
	Mercury General Corp.	102,489	5,356,075
	Meridian Corp.	28,262	261,706
#	Metrocity Bankshares, Inc.	57,201	1,314,479
*	Metropolitan Bank Holding Corp.	14,481	574,896
	MGIC Investment Corp.	1,351,323	27,404,830
	Mid Penn Bancorp, Inc.	9,441	190,991
#	Middlefield Banc Corp.	769	16,510
	Midland States Bancorp, Inc.	124,818	2,733,514
	MidWestOne Financial Group, Inc.	6,626	133,646
#	Moelis & Co., Class A	296,903	14,571,999
#*	Moneylion, Inc.	2,396	158,879
*	Mr Cooper Group, Inc.	317,086	24,479,039
	MVB Financial Corp.	20,037	360,065
	National Bank Holdings Corp., Class A	236,938	7,754,981
#	National Bankshares, Inc.	20,766	556,736
	National Western Life Group, Inc., Class A	17,185	8,400,372
#	Navient Corp.	1,034,819	15,542,981
#	NBT Bancorp, Inc.	305,816	10,706,618
*	NCR Atleos Corp.	379,978	7,572,962
	Nelnet, Inc., Class A	238,273	22,440,551
*	NerdWallet, Inc., Class A	105,978	1,332,143
#	New York Community Bancorp, Inc.	248,325	658,061
*	NI Holdings, Inc.	2,804	41,695
#*	Nicholas Financial, Inc.	33,215	212,908
#	Nicolet Bankshares, Inc.	65,526	5,014,705
*	NMI Holdings, Inc., Class A	499,504	15,414,693
	Northeast Bank	56,004	2,896,527
#	Northeast Community Bancorp, Inc.	22,845	360,494

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	276,918	$2,309,496
	Northrim BanCorp, Inc.	49,363	2,359,551
#	Northwest Bancshares, Inc.	737,788	7,820,553
#	Norwood Financial Corp.	11,648	280,600
	Oak Valley Bancorp	7,400	178,710
	OceanFirst Financial Corp.	250,795	3,701,734
#*	Ocwen Financial Corp.	37,948	885,706
	OFG Bancorp	332,409	12,003,289
#	Ohio Valley Banc Corp.	17,444	409,934
	Old National Bancorp	1,311,135	21,686,173
	Old Republic International Corp.	232,711	6,948,750
	Old Second Bancorp, Inc.	203,254	2,784,580
	OneMain Holdings, Inc.	484,439	25,244,116
#	OP Bancorp	36,694	335,016
*	Open Lending Corp., Class A	367,037	1,871,889
*	Oportun Financial Corp.	53,804	170,559
	Oppenheimer Holdings, Inc., Class A	68,267	2,734,093
	Origin Bancorp, Inc.	50,296	1,493,791
#*††	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	46,334	1,214,878
*	Oscar Health, Inc., Class A	270,438	4,697,508
	Pacific Premier Bancorp, Inc.	697,137	14,988,446
*	Palomar Holdings, Inc.	68,388	5,380,084
#	Park National Corp.	80,641	10,621,226
#	Parke Bancorp, Inc.	43,808	721,080
#	Pathward Financial, Inc.	205,841	10,368,211
*	Paymentus Holdings, Inc., Class A	134,895	2,753,207
*	Payoneer Global, Inc.	450,226	2,224,116
#*	Paysafe Ltd.	76,678	1,090,361
#*	Paysign, Inc.	4,666	21,464
#	PCB Bancorp	33,968	494,574
#	Peapack-Gladstone Financial Corp.	124,414	2,784,385
#	Penns Woods Bancorp, Inc.	35,586	622,043
	PennyMac Financial Services, Inc.	232,008	19,869,165
	Peoples Bancorp of North Carolina, Inc.	15,462	449,790
#	Peoples Bancorp, Inc.	185,354	5,382,680
#	Peoples Financial Services Corp.	14,179	536,959
	Perella Weinberg Partners	46,335	691,318
#	Pinnacle Financial Partners, Inc.	229,666	17,615,382
	Piper Sandler Cos	95,670	18,731,229
#	PJT Partners, Inc., Class A	142,534	13,468,038
	Plumas Bancorp.	5,004	175,941
#*	Ponce Financial Group, Inc.	82,305	661,732
	Popular, Inc.	280,789	23,864,257
*	PRA Group, Inc.	181,957	4,328,757
#	Preferred Bank	100,465	7,604,196
	Premier Financial Corp.	257,422	4,988,838
	Primerica, Inc.	44,247	9,374,169
	Primis Financial Corp.	17,875	173,745
#	Princeton Bancorp, Inc.	1,858	54,161
	ProAssurance Corp.	210,295	2,809,541
	PROG Holdings, Inc.	386,688	12,853,509
	Prosperity Bancshares, Inc.	173,597	10,757,806
	Provident Financial Holdings, Inc.	46,618	603,237
#	Provident Financial Services, Inc.	353,013	5,182,231
	QCR Holdings, Inc.	117,269	6,445,104
	Radian Group, Inc.	223,172	6,666,148
#	RBB Bancorp	19,924	353,850
	Red River Bancshares, Inc.	10,791	487,861

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regional Management Corp.	96,440	$2,431,252
#*	Remitly Global, Inc.	547,138	9,755,471
	Renasant Corp.	353,234	10,264,980
#*	Repay Holdings Corp.	338,438	3,441,914
	Republic Bancorp, Inc., Class A	112,294	5,695,552
#	Richmond Mutual BanCorp, Inc.	5,690	61,850
	Riverview Bancorp, Inc.	90,250	336,633
	RLI Corp.	227,887	32,211,827
#	S&T Bancorp, Inc.	248,368	7,488,295
	Safety Insurance Group, Inc.	109,603	8,721,111
	Sandy Spring Bancorp, Inc.	288,688	5,903,670
	SB Financial Group, Inc.	4,414	59,059
	Seacoast Banking Corp. of Florida	386,037	8,905,874
*	Security National Financial Corp., Class A	51,160	336,633
	Selective Insurance Group, Inc.	392,412	39,888,680
#	ServisFirst Bancshares, Inc.	375,160	22,119,434
#*	Shift4 Payments, Inc., Class A	179,165	10,366,487
	Shore Bancshares, Inc.	52,844	546,935
#	Sierra Bancorp	64,499	1,278,370
	Silvercrest Asset Management Group, Inc., Class A	40,280	590,102
	Simmons First National Corp., Class A	500,695	8,556,878
#*	SiriusPoint Ltd.	432,176	5,091,033
#*	Skyward Specialty Insurance Group, Inc.	7,079	247,199
	SLM Corp.	1,101,665	23,344,281
	SmartFinancial, Inc.	61,681	1,267,545
#*	SoFi Technologies, Inc.	929,000	6,298,620
	Sound Financial Bancorp, Inc.	100	3,999
	South Plains Financial, Inc.	36,828	954,582
#*	Southern First Bancshares, Inc.	19,657	507,544
#	Southern Missouri Bancorp, Inc.	52,214	2,093,781
#	Southside Bancshares, Inc.	214,478	5,717,984
	SouthState Corp.	344,345	26,066,917
	Stellar Bancorp, Inc.	171,011	3,796,444
	StepStone Group, Inc., Class A	156,444	5,642,935
#*	Sterling Bancorp, Inc.	62,693	296,538
#	Stewart Information Services Corp.	197,020	12,217,210
	Stifel Financial Corp.	318,719	25,472,023
#	Stock Yards Bancorp, Inc.	194,290	8,655,620
*	StoneX Group, Inc.	223,518	16,227,407
#	Summit Financial Group, Inc.	62,554	1,655,804
#	Summit State Bank	817	8,146
	Synovus Financial Corp.	403,283	14,433,499
	Territorial Bancorp, Inc.	34,518	259,921
*	Texas Capital Bancshares, Inc.	334,072	19,175,733
#	TFS Financial Corp.	474,014	5,692,908
*	Third Coast Bancshares, Inc.	7,766	150,816
	Timberland Bancorp, Inc.	68,417	1,669,375
	Tiptree, Inc.	275,767	4,392,968
#	Tompkins Financial Corp.	62,059	2,729,355
	Towne Bank	266,587	6,896,606
	TriCo Bancshares	210,084	7,304,621
#*	Triumph Financial, Inc.	147,075	10,348,197
	TrustCo Bank Corp.	96,971	2,581,368
	Trustmark Corp.	460,680	13,636,128
	UMB Financial Corp.	338,533	26,967,539
#	Union Bankshares, Inc.	2,252	59,002
	United Bancshares, Inc.	900	16,605
	United Bankshares, Inc.	865,501	28,094,162
	United Community Banks, Inc.	680,519	17,169,494

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Fire Group, Inc.	122,312	$2,701,872
#	United Security Bancshares	70,209	499,888
#	Unity Bancorp, Inc.	65,347	1,759,141
	Universal Insurance Holdings, Inc.	216,712	4,230,218
	Univest Financial Corp.	128,231	2,676,181
#	Valley National Bancorp	2,162,269	15,157,506
#	Value Line, Inc.	21,056	762,227
	Veritex Holdings, Inc.	100,708	1,961,792
	Victory Capital Holdings, Inc., Class A	265,610	13,508,925
#	Virginia National Bankshares Corp.	1,004	28,323
	Virtu Financial, Inc., Class A	429,164	9,312,859
	Virtus Investment Partners, Inc.	46,832	10,271,194
	Voya Financial, Inc.	91,412	6,230,642
	WaFd, Inc.	477,368	12,931,899
#	Walker & Dunlop, Inc.	240,235	22,012,733
#	Washington Trust Bancorp, Inc.	72,374	1,842,642
#	Waterstone Financial, Inc.	218,264	2,475,114
	Webster Financial Corp.	140,530	6,159,430
	WesBanco, Inc.	313,485	8,464,095
#	West BanCorp, Inc.	77,475	1,259,744
	Westamerica BanCorp	180,636	8,408,606
	Western Alliance Bancorp	185,808	10,559,469
#	Western New England Bancorp, Inc.	139,451	842,284
	Western Union Co.	1,154,975	15,522,864
	Westwood Holdings Group, Inc.	8,382	104,272
	White Mountains Insurance Group Ltd.	19,195	34,131,397
#	Wintrust Financial Corp.	287,570	27,790,765
#	WisdomTree, Inc.	878,821	7,821,507
#*	World Acceptance Corp.	51,578	7,095,585
	WSFS Financial Corp.	431,632	18,443,635
	WVS Financial Corp.	4,323	55,680
	Zions Bancorp NA	409,930	16,716,945

TOTAL FINANCIALS			2,917,265,088

HEALTH CARE — (8.4%)
#*	4D Molecular Therapeutics, Inc.	185,506	4,439,159
*	Abeona Therapeutics, Inc.	3,982	16,485
*	Acadia Healthcare Co., Inc.	359,969	26,616,108
*	ACADIA Pharmaceuticals, Inc.	73,514	1,228,419
#*	Accolade, Inc.	283,030	2,159,519
#*	Accuray, Inc.	291,415	620,714
#*	Actinium Pharmaceuticals, Inc.	39,328	302,826
#*	AdaptHealth Corp.	34,187	336,742
#*	Adaptive Biotechnologies Corp.	28,100	73,622
*	Addus HomeCare Corp.	97,014	9,327,896
*	ADMA Biologics, Inc.	991,123	6,462,122
#††	Aduro Biotech, Inc.	57,164	28,010
#*	Adverum Biotechnologies, Inc.	55,336	537,866
*	Aerovate Therapeutics, Inc.	3,329	66,613
*	Agios Pharmaceuticals, Inc.	243,620	7,917,650
#*	AirSculpt Technologies, Inc.	3,015	16,613
#*	Akero Therapeutics, Inc.	46,698	928,823
††	Albireo Pharma, Inc.	36,732	205,699
#*	Aldeyra Therapeutics, Inc.	200,935	791,684
#*	Alector, Inc.	106,675	541,909
*	Alkermes PLC	870,998	21,374,291
#*	Allogene Therapeutics, Inc.	143,111	394,986
#*	Alpine Immune Sciences, Inc.	72,765	4,699,891
#*	Altimmune, Inc.	22,023	144,251

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	ALX Oncology Holdings, Inc.	5,573	$94,852
*	Amedisys, Inc.	68,164	6,274,496
#*	American Shared Hospital Services	3,446	10,491
#*	AMN Healthcare Services, Inc.	248,934	14,931,061
#*	Amneal Pharmaceuticals, Inc.	447,595	2,707,950
*	Amphastar Pharmaceuticals, Inc.	308,390	12,721,087
*	Amylyx Pharmaceuticals, Inc.	34,256	62,003
*	AnaptysBio, Inc.	116,255	2,829,647
*	AngioDynamics, Inc.	4,900	28,371
*	ANI Pharmaceuticals, Inc.	94,074	6,208,884
*	Anika Therapeutics, Inc.	82,219	2,128,650
#*	Annexon, Inc.	36,547	166,289
*	Apyx Medical Corp.	17,308	24,750
#*	Arcturus Therapeutics Holdings, Inc.	161,411	4,127,279
#*	Arcus Biosciences, Inc.	351,976	5,360,594
*	ARS Pharmaceuticals, Inc.	18,181	158,175
#*	Artivion, Inc.	279,102	5,475,981
#*	Assembly Biosciences, Inc.	842	10,500
#*	Astrana Health, Inc.	112,317	4,172,577
*	Atea Pharmaceuticals, Inc.	36,495	135,031
#*	Athira Pharma, Inc.	85,108	167,663
#*	AtriCure, Inc.	197,986	4,775,422
#	Atrion Corp.	9,929	4,202,846
*	Aura Biosciences, Inc.	34,613	256,136
*	Avanos Medical, Inc.	174,289	3,151,145
#*	Axogen, Inc.	181,566	1,163,838
*	Axonics, Inc.	230,722	15,359,164
#*	Azenta, Inc.	213,488	11,199,580
#*	Beam Therapeutics, Inc.	126,838	2,691,502
#*	BioAtla, Inc.	15,564	35,097
#*	BioLife Solutions, Inc.	64,815	1,136,855
#*	Biomea Fusion, Inc.	33,682	361,745
*	Bio-Rad Laboratories, Inc., Class A	300	80,925
*	Bioventus, Inc., Class A	10,258	40,622
*	Black Diamond Therapeutics, Inc.	8,458	47,111
#*	Brookdale Senior Living, Inc.	829,578	5,632,835
#*	CareDx, Inc.	151,639	1,176,719
#*	Caribou Biosciences, Inc.	385,744	1,400,251
*	Castle Biosciences, Inc.	82,319	1,736,108
*	Catalent, Inc.	12,505	698,404
#*	Catalyst Pharmaceuticals, Inc.	579,289	8,718,299
#*	Certara, Inc.	168,093	2,876,071
	Chemed Corp.	2,843	1,614,824
††	Chinook Therapeutics, Inc.	363,217	454,021
#*	Codexis, Inc.	21,444	62,402
#*	Cogent Biosciences, Inc.	381,916	2,482,454
#*	Collegium Pharmaceutical, Inc.	243,106	8,977,905
*	Community Health Systems, Inc.	353,649	1,167,042
#	CONMED Corp.	185,686	12,622,934
#*	Corbus Pharmaceuticals Holdings, Inc.	16,075	595,418
#*	Corcept Therapeutics, Inc.	603,203	14,066,694
*	CorVel Corp.	146,325	34,949,726
*	Crinetics Pharmaceuticals, Inc.	163,079	7,146,122
#*	CRISPR Therapeutics AG	203,396	10,777,954
#*	Cross Country Healthcare, Inc.	257,943	4,539,797
#*	CryoPort, Inc.	91,617	1,483,279
#*	Cue Biopharma, Inc.	102,020	193,838
#*	Cullinan Therapeutics, Inc.	112,041	3,026,227
*	Curis, Inc.	1,112	17,069

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	CVRx, Inc.	5,625	$87,244
#*	Cytek Biosciences, Inc.	203,397	1,222,416
#*	Day One Biopharmaceuticals, Inc.	139,587	2,386,938
*	Deciphera Pharmaceuticals, Inc.	214,372	5,417,180
#*	Definitive Healthcare Corp.	121,520	843,349
*	Denali Therapeutics, Inc.	305,943	4,723,760
	Dentsply Sirona, Inc.	486,944	14,613,189
#*	Dianthus Therapeutics, Inc.	1,019	21,756
#*	Doximity, Inc., Class A	240,392	5,839,122
#*	Dynavax Technologies Corp.	730,230	8,302,715
#*	Dyne Therapeutics, Inc.	8,288	209,769
#*	Editas Medicine, Inc.	340,458	1,773,786
*	Elanco Animal Health, Inc.	1,340,984	17,647,349
*	ElectroCore, Inc.	2,539	15,539
*	Electromed, Inc.	61,656	1,072,198
	Encompass Health Corp.	359,732	29,994,454
*	Enhabit, Inc.	213,116	2,150,340
*	Enovis Corp.	294,285	16,253,361
#	Ensign Group, Inc.	373,872	44,251,490
*	Envista Holdings Corp.	226,642	4,460,315
*	Erasca, Inc.	10,844	21,796
#*	Eton Pharmaceuticals, Inc.	2,561	8,964
#*	Evolent Health, Inc., Class A	627,696	17,412,287
*	Exelixis, Inc.	1,141,581	26,781,490
#*	Fate Therapeutics, Inc.	210,993	833,422
*	FONAR Corp.	33,321	524,473
#*	Fulcrum Therapeutics, Inc.	151,462	1,079,924
#*	Fulgent Genetics, Inc.	150,732	3,067,396
#*	G1 Therapeutics, Inc.	865	3,261
#*	Glaukos Corp.	200,404	19,238,784
#*	Globus Medical, Inc., Class A	104,722	5,214,108
#*	GlycoMimetics, Inc.	8,445	15,201
#*	GoodRx Holdings, Inc., Class A	345,548	2,453,391
*	Haemonetics Corp.	220,429	20,268,447
#*	Halozyme Therapeutics, Inc.	443,117	16,882,758
#*	Harmony Biosciences Holdings, Inc.	83,140	2,569,857
*	Harvard Bioscience, Inc.	220,402	841,936
*	Health Catalyst, Inc.	198,801	1,236,542
*	HealthEquity, Inc.	360,292	28,430,642
	HealthStream, Inc.	228,168	5,879,889
*	HilleVax, Inc.	12,826	169,303
*	Hims & Hers Health, Inc.	267,329	3,349,632
*	ICU Medical, Inc.	8,099	793,054
#*	Ideaya Biosciences, Inc.	312,045	12,684,629
††	IMARA, Inc.	8,795	3,342
#*	Immix Biopharma, Inc.	18,364	39,850
#*	Immunovant, Inc.	63,191	1,733,961
#*	Inari Medical, Inc.	169,365	6,324,089
*	InfuSystem Holdings, Inc.	103,581	777,893
#*	Innoviva, Inc.	396,670	5,993,684
*	Inogen, Inc.	13,498	91,786
#*	Inozyme Pharma, Inc.	30,420	134,152
#*	Inspire Medical Systems, Inc.	22,489	5,434,692
#*	Integer Holdings Corp.	219,748	24,530,469
*	Integra LifeSciences Holdings Corp.	238,035	6,943,481
#*	Intellia Therapeutics, Inc.	376,625	8,059,775
#*	Iovance Biotherapeutics, Inc.	610,265	7,188,922
	iRadimed Corp.	57,164	2,321,430
*	iTeos Therapeutics, Inc.	88,695	952,584

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals PLC	94,766	$10,495,334
#*	Joint Corp.	12,404	148,104
#*	KalVista Pharmaceuticals, Inc.	134,086	1,521,876
#*	Keros Therapeutics, Inc.	1,589	89,604
#*	Kewaunee Scientific Corp.	18,446	658,522
#*	Kiniksa Pharmaceuticals Ltd., Class A	136,196	2,549,589
#*	Krystal Biotech, Inc.	135,476	20,744,085
#*	Kura Oncology, Inc.	95,783	1,879,262
*	Lantheus Holdings, Inc.	408,023	27,149,850
#*	Larimar Therapeutics, Inc.	11,809	81,364
*	Leap Therapeutics, Inc.	12,675	39,292
#	LeMaitre Vascular, Inc.	150,747	9,768,406
*	LENSAR, Inc.	102,775	320,658
#*	LifeStance Health Group, Inc.	54,564	337,206
*	Ligand Pharmaceuticals, Inc.	62,421	4,362,604
*	LivaNova PLC	284,313	15,850,450
*	Lyra Therapeutics, Inc.	26,563	137,065
#*	MacroGenics, Inc.	227,190	3,357,868
#*	Marker Therapeutics, Inc.	15,900	64,395
*	Masimo Corp.	78,193	10,509,921
#*	MaxCyte, Inc.	27,968	101,524
#*	Medpace Holdings, Inc.	65,102	25,282,362
	MEI Pharma, Inc.	5,576	17,007
#*	MeiraGTx Holdings PLC	92,376	450,795
#*	Merit Medical Systems, Inc.	380,609	28,203,127
#*	Merrimack Pharmaceuticals, Inc.	98,548	1,452,598
#*	MiMedx Group, Inc.	144,886	892,498
††	Mirati Therapeutics, Inc.	13,386	7,028
#*	ModivCare, Inc.	67,697	1,588,849
*	Moleculin Biotech, Inc.	1,817	9,121
#*	Monte Rosa Therapeutics, Inc.	6,035	32,106
#*	Morphic Holding, Inc.	2,720	74,174
*	Myriad Genetics, Inc.	375,343	7,345,463
#	National HealthCare Corp.	90,123	8,189,477
	National Research Corp.	138,874	4,756,434
#*	Neogen Corp.	88,206	1,087,580
#*	NeoGenomics, Inc.	560,482	7,801,909
*	NeuroBo Pharmaceuticals, Inc.	355	1,172
*	Neuronetics, Inc.	3,066	10,332
#*	Nexgel, Inc.	152	325
*	NexImmune, Inc.	1,155	3,869
#*	Nkarta, Inc.	38,720	258,650
#*	Nurix Therapeutics, Inc.	39,298	472,362
#*	Nuvalent, Inc., Class A	94,151	6,485,121
#*	Nuvation Bio, Inc.	10,643	31,823
#*	Olema Pharmaceuticals, Inc.	308,069	3,133,062
#*	Omega Therapeutics, Inc.	72	161
*	OmniAb, Inc.	413,581	1,836,300
#*»	OmniAb, Inc.	30,196	0
#*»	OmniAb, Inc.	30,196	0
*	Omnicell, Inc.	298,330	7,998,227
*††	Opiant Pharmaceuticals, Inc.	18,273	0
#*	OptimizeRx Corp.	73,221	746,854
*	Option Care Health, Inc.	933,459	27,901,090
*	OraSure Technologies, Inc.	354,339	1,874,453
*	Organogenesis Holdings, Inc.	76,153	178,960
#	Organon & Co.	448,099	8,339,122
*	ORIC Pharmaceuticals, Inc.	20,230	178,631
*	Orthofix Medical, Inc.	7,135	92,755

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	OrthoPediatrics Corp.	37,789	$1,119,688
#*	Ovid therapeutics, Inc.	30,747	93,778
#*	Owens & Minor, Inc.	503,252	12,450,454
#*	Pacific Biosciences of California, Inc.	941,118	1,552,845
*	Pacira BioSciences, Inc.	196,119	5,148,124
#*	Paragon 28, Inc.	44,227	407,773
#	Patterson Cos., Inc.	380,680	9,695,920
#*††	PDL BioPharma, Inc.	1,354,466	1,611,815
*	Pediatrix Medical Group, Inc.	320,592	2,843,651
*	Pennant Group, Inc.	197,398	4,127,592
#*	Penumbra, Inc.	49,986	9,820,749
	Perrigo Co. PLC	349,016	11,398,863
*	PetIQ, Inc.	130,308	2,126,627
	Phibro Animal Health Corp., Class A	80,620	1,346,354
*	Phreesia, Inc.	11,693	242,513
#*	Poseida Therapeutics, Inc.	38,796	93,886
#	Premier, Inc., Class A	302,549	6,317,223
*	Prestige Consumer Healthcare, Inc.	326,204	23,408,399
#*	Privia Health Group, Inc.	184,468	3,394,211
#*	Pro-Dex, Inc.	25,019	465,854
#*	Progyny, Inc.	331,801	10,637,540
*	Protagonist Therapeutics, Inc.	149,123	3,744,479
#*	Prothena Corp. PLC	254,119	5,168,780
*	Pulmonx Corp.	119,500	909,395
#*	Puma Biotechnology, Inc.	159,797	810,171
*	Quanterix Corp.	156,937	2,529,824
*	QuidelOrtho Corp.	44,673	1,811,490
*	R1 RCM, Inc.	495,765	6,092,952
*	RadNet, Inc.	404,850	19,635,225
#*	RAPT Therapeutics, Inc.	56,269	433,271
#*	Recursion Pharmaceuticals, Inc., Class A	229,716	1,796,379
*	REGENXBIO, Inc.	206,454	3,169,069
#*	Renovaro, Inc.	10,906	17,231
#*	Replimune Group, Inc.	14,585	92,615
#*	REVOLUTION Medicines, Inc.	371,495	13,849,334
*	ReWalk Robotics Ltd.	1,842	8,750
*††	Rexahn Pharmaceuticals, Inc.	246	0
#*	Rocket Pharmaceuticals, Inc.	208,860	4,494,667
*	RxSight, Inc.	2,872	149,717
#*	Sage Therapeutics, Inc.	46,901	653,800
#*	Sanara Medtech, Inc.	888	28,274
*	Savara, Inc.	23,648	108,308
#*	Scholar Rock Holding Corp.	38,949	571,382
#*	Schrodinger, Inc.	225,524	5,498,275
#*	scPharmaceuticals, Inc.	37,827	169,087
	Select Medical Holdings Corp.	960,480	27,248,818
#*	Semler Scientific, Inc.	19,577	499,801
#*	Sensus Healthcare, Inc.	11,240	42,262
#*	Sera Prognostics, Inc., Class A	1,348	15,758
*	SI-BONE, Inc.	163,526	2,331,881
#	SIGA Technologies, Inc.	174,834	1,535,043
#	Simulations Plus, Inc.	81,547	3,698,156
#*	Sotera Health Co.	401,689	4,498,917
#*	SpringWorks Therapeutics, Inc.	206,673	9,649,562
#*	STAAR Surgical Co.	63,784	2,931,513
*	Supernus Pharmaceuticals, Inc.	393,330	11,839,233
#*	Surgery Partners, Inc.	387,337	9,664,058
*	Surmodics, Inc.	118,517	3,044,702
*	Sutro Biopharma, Inc.	275,055	933,812

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Syros Pharmaceuticals, Inc.	3,453	$18,646
#*	Tactile Systems Technology, Inc.	102,986	1,418,117
#*	Talkspace, Inc.	65,927	201,737
#*	Tango Therapeutics, Inc.	64,151	493,963
*	Taro Pharmaceutical Industries Ltd.	42,220	1,793,506
#*	Tarsus Pharmaceuticals, Inc.	103,620	3,256,777
#*	Teladoc Health, Inc.	565,548	7,210,737
#*	Tempest Therapeutics, Inc.	25,084	87,041
#*	Tenaya Therapeutics, Inc.	12,202	55,397
*	Tenet Healthcare Corp.	341,457	38,342,207
#*	Terns Pharmaceuticals, Inc.	15,936	80,477
††	Tetraphase Pharmaceuticals, Inc.	2,198	110
*	Theravance Biopharma, Inc.	5,357	45,213
*	Trevi Therapeutics, Inc.	210	615
*	TScan Therapeutics, Inc.	8,757	67,604
#*	Twist Bioscience Corp.	212,583	6,638,967
#*	Tyra Biosciences, Inc.	1,701	29,087
#	U.S. Physical Therapy, Inc.	99,002	10,049,693
#*	UFP Technologies, Inc.	44,250	9,112,845
	Utah Medical Products, Inc.	31,973	2,116,613
*	Vanda Pharmaceuticals, Inc.	172,855	822,790
#*	Varex Imaging Corp.	186,131	3,024,629
#*	Veracyte, Inc.	319,751	6,257,527
#*	Veradigm, Inc.	177,386	1,417,314
#*	Vericel Corp.	146,955	6,740,826
*	Verve Therapeutics, Inc.	75,971	456,586
#*	Viridian Therapeutics, Inc.	37,748	500,538
*	Voyager Therapeutics, Inc.	139,017	1,087,113
#*	Xencor, Inc.	210,259	4,402,823
#*	Xenon Pharmaceuticals, Inc.	97,340	3,956,871
#*	Xeris Biopharma Holdings, Inc.	23,113	40,448
*	XOMA Corp.	3,350	84,889
#*	Y-mAbs Therapeutics, Inc.	62,770	954,732
#*	Zentalis Pharmaceuticals, Inc.	242,840	2,685,810
*	Zimvie, Inc.	53,591	814,583
*	Zymeworks, Inc.	36,762	315,418

TOTAL HEALTH CARE			1,358,987,051

INDUSTRIALS — (19.9%)
#	AAON, Inc.	532,919	50,142,349
*	AAR Corp.	252,079	17,428,742
	ABM Industries, Inc.	472,132	20,632,168
	ACCO Brands Corp.	307,089	1,480,169
#	Acme United Corp.	20,105	822,496
	Acuity Brands, Inc.	134,727	33,452,714
*	ACV Auctions, Inc., Class A	281,401	4,910,447
#*	AeroVironment, Inc.	155,084	24,780,872
#*	AerSale Corp.	11,264	80,312
#	Air Lease Corp.	484,883	24,360,522
*	Air T, Inc.	1,157	29,874
#*	Air Transport Services Group, Inc.	424,188	5,438,090
	Alamo Group, Inc.	79,139	15,383,039
*	Alaska Air Group, Inc.	535,588	23,040,996
	Albany International Corp., Class A	226,089	18,030,598
*	Alight, Inc., Class A	974,651	8,791,352
#	Allegiant Travel Co.	83,913	4,578,293
	Allient, Inc.	144,925	4,259,346
	Allison Transmission Holdings, Inc.	321,152	23,620,730
#*	Alpha Pro Tech Ltd.	22,068	131,746

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Alta Equipment Group, Inc.	102,491	$1,138,675
#*	Ameresco, Inc., Class A	207,957	4,352,540
#*	American Superconductor Corp.	104,923	1,295,799
*	American Woodmark Corp.	123,605	11,381,548
*	API Group Corp.	497,335	19,182,211
	Apogee Enterprises, Inc.	185,074	11,433,872
	Applied Industrial Technologies, Inc.	248,688	45,572,076
#	ARC Document Solutions, Inc.	104,702	276,413
#	ArcBest Corp.	154,424	17,127,166
	Arcosa, Inc.	186,965	14,213,079
	Argan, Inc.	102,558	6,180,145
#	Aris Water Solutions, Inc., Class A	44,214	620,322
	Armstrong World Industries, Inc.	322,195	37,013,762
#*	Array Technologies, Inc.	43,840	540,986
*	ASGN, Inc.	306,409	29,553,148
	Astec Industries, Inc.	131,105	5,480,189
*	Astronics Corp.	107,247	1,798,532
#*	Astronics Corp., Class B	39,754	669,656
#*	Asure Software, Inc.	105,477	779,475
#	Atkore, Inc.	241,573	42,347,747
*	Avalon Holdings Corp., Class A	27,805	60,615
#	Avis Budget Group, Inc.	11,374	1,085,648
*	AZEK Co., Inc.	652,292	29,770,607
#	AZZ, Inc.	118,078	8,457,927
	Barnes Group, Inc.	380,734	13,219,084
	Barrett Business Services, Inc.	52,889	6,426,013
*	Beacon Roofing Supply, Inc.	454,581	44,789,866
#	BGSF, Inc.	23,261	199,347
#*	Blade Air Mobility, Inc.	63,450	202,406
#*	Blue Bird Corp.	3,116	102,688
*	BlueLinx Holdings, Inc.	38,288	4,199,045
#	Boise Cascade Co.	301,831	39,923,186
*	Bowman Consulting Group Ltd.	600	19,494
	Brady Corp., Class A	327,380	19,315,420
*	BrightView Holdings, Inc.	124,151	1,396,699
	Brink’s Co.	311,666	27,258,308
#*	Broadwind, Inc.	33,929	71,929
	BWX Technologies, Inc.	158,700	15,198,699
*	CACI International, Inc., Class A	7,275	2,926,223
*	Cadeler AS, ADR	50,578	941,257
	Cadre Holdings, Inc.	36,564	1,219,409
*	Casella Waste Systems, Inc., Class A	339,146	30,658,798
#*	CBIZ, Inc.	333,313	23,725,219
#*	CECO Environmental Corp.	233,997	5,059,015
#	CH Robinson Worldwide, Inc.	55,779	3,960,309
#*	Chart Industries, Inc.	41,447	5,970,855
#	Chicago Rivet & Machine Co.	3,975	63,680
#*	Cimpress PLC	138,210	11,785,167
	Civeo Corp.	11,675	271,094
#*	Clarivate PLC	906,654	6,128,981
*	Clean Harbors, Inc.	38,743	7,339,861
	Columbus McKinnon Corp.	168,591	6,957,751
#	Comfort Systems USA, Inc.	262,154	81,113,069
*	Commercial Vehicle Group, Inc.	243,116	1,461,127
	CompX International, Inc.	21,907	689,851
	Concentrix Corp.	47,617	2,603,221
*	Concrete Pumping Holdings, Inc.	92,027	611,980
*	Conduent, Inc.	1,111,719	3,501,915
#*	Construction Partners, Inc., Class A	131,802	6,806,255

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Copa Holdings SA, Class A	113,066	$10,797,803
*	Core & Main, Inc., Class A	185,459	10,472,870
#††	Costa Communications, Inc.	5,954	7,859
#	Costamare, Inc.	594,390	7,120,792
	Covenant Logistics Group, Inc.	63,300	2,860,527
*»	CPI Aerostructures, Inc.	4,192	11,067
	CRA International, Inc.	54,768	7,946,289
	Crane Co.	98,114	13,736,941
#	CSG Systems International, Inc.	232,096	10,964,215
#	CSW Industrials, Inc.	110,682	26,300,257
	Curtiss-Wright Corp.	34,420	8,722,716
*	Custom Truck One Source, Inc.	27,407	136,761
#	Deluxe Corp.	188,785	3,728,504
#*	Distribution Solutions Group, Inc.	198,511	6,544,908
*	DLH Holdings Corp.	2,381	25,286
*	DNOW, Inc.	603,446	8,514,623
	Donaldson Co., Inc.	21,023	1,517,861
	Douglas Dynamics, Inc.	177,284	4,013,710
*	Ducommun, Inc.	94,952	5,135,954
#	Dun & Bradstreet Holdings, Inc.	776,437	7,065,577
*	DXP Enterprises, Inc.	126,367	6,161,655
*	Dycom Industries, Inc.	191,137	26,763,003
	Eastern Co.	31,570	1,003,610
	EMCOR Group, Inc.	16,207	5,788,654
#	Encore Wire Corp.	96,734	27,023,610
*	Energy Recovery, Inc.	132,814	1,978,929
	Enerpac Tool Group Corp.	363,749	12,960,377
	EnerSys	294,231	26,613,194
	Ennis, Inc.	186,261	3,706,594
#	Enpro, Inc.	138,544	20,799,611
*	Enviri Corp.	54,326	422,656
	Esab Corp.	238,858	25,290,285
#	ESCO Technologies, Inc.	176,582	17,914,244
	Espey Mfg. & Electronics Corp.	7,785	196,961
#	EVI Industries, Inc.	16,839	345,536
*	ExlService Holdings, Inc.	1,089,224	31,587,496
	Exponent, Inc.	334,381	30,732,958
	Federal Signal Corp.	401,231	32,620,080
	First Advantage Corp.	109,504	1,784,915
	Flowserve Corp.	472,380	22,277,441
#*	Fluence Energy, Inc.	77,557	1,383,617
*	Fluor Corp.	490,477	19,780,937
*	Forrester Research, Inc.	72,993	1,327,743
#	Forward Air Corp.	71,354	1,571,215
*	Franklin Covey Co.	110,076	4,286,359
	Franklin Electric Co., Inc.	319,470	30,755,377
#	FTAI Infrastructure, Inc.	27,060	195,914
*	FTI Consulting, Inc.	155,073	33,159,260
*	Gates Industrial Corp. PLC	554,307	9,766,889
#	GATX Corp.	255,042	31,206,939
#	Genco Shipping & Trading Ltd.	245,775	5,244,838
*	Gencor Industries, Inc.	119,082	2,020,822
*	Generac Holdings, Inc.	77,133	10,487,003
	Genpact Ltd.	296,861	9,125,507
*	Gibraltar Industries, Inc.	213,635	15,266,357
	Global Industrial Co.	189,412	7,294,256
*	GMS, Inc.	209,868	19,416,987
	Gorman-Rupp Co.	254,665	8,447,238
#	GrafTech International Ltd.	50,842	87,448

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Graham Corp.	34,596	$963,153
#	Granite Construction, Inc.	322,062	17,874,441
*	Great Lakes Dredge & Dock Corp.	464,532	3,065,911
#	Greenbrier Cos., Inc.	253,368	12,513,846
	Griffon Corp.	223,039	14,613,515
*	GXO Logistics, Inc.	261,954	13,008,636
	H&E Equipment Services, Inc.	240,005	11,589,841
*	Hawaiian Holdings, Inc.	26,874	341,300
#*	Hayward Holdings, Inc.	447,477	6,076,738
*	Healthcare Services Group, Inc.	90,442	960,494
	Heartland Express, Inc.	437,030	4,344,078
	Heidrick & Struggles International, Inc.	145,179	4,279,877
	Helios Technologies, Inc.	230,337	10,388,199
	Herc Holdings, Inc.	194,519	27,822,053
#*	Hertz Global Holdings, Inc.	13,623	61,985
	Hexcel Corp.	249,939	16,048,583
#	Hillenbrand, Inc.	199,096	9,500,861
*	Hillman Solutions Corp.	139,685	1,335,389
	HireQuest, Inc.	703	9,012
*	HireRight Holdings Corp.	35,704	510,567
	HNI Corp.	266,631	11,185,170
	Hub Group, Inc., Class A	463,792	18,653,714
*	Hudson Global, Inc.	5,138	83,493
*	Hudson Technologies, Inc.	233,814	2,319,435
	Hurco Cos., Inc.	32,347	585,481
*	Huron Consulting Group, Inc.	160,633	14,977,421
	Hyster-Yale Materials Handling, Inc.	69,322	4,060,190
#*	IBEX Holdings Ltd.	14,579	190,985
	ICF International, Inc.	137,411	19,827,033
*	IES Holdings, Inc.	199,706	26,984,275
#*	Innodata, Inc.	50,970	297,665
*	Innovative Solutions & Support, Inc.	74,191	480,758
	Insperity, Inc.	168,614	17,355,439
	Insteel Industries, Inc.	142,976	4,589,530
	Interface, Inc.	253,428	3,874,914
#*	Janus International Group, Inc.	176,243	2,539,662
*	JELD-WEN Holding, Inc.	213,019	4,366,889
#*	JetBlue Airways Corp.	995,752	5,655,871
	John Bean Technologies Corp.	212,080	18,894,207
#	Kadant, Inc.	56,357	15,429,983
	Karat Packaging, Inc.	12,228	331,379
#	Kelly Services, Inc., Class A	173,089	3,970,662
#	Kennametal, Inc.	690,060	16,237,112
#	Kforce, Inc.	160,425	9,907,848
*	Kirby Corp.	239,885	26,178,650
	Knight-Swift Transportation Holdings, Inc.	110,941	5,128,802
	Korn Ferry.	395,076	23,989,015
*	Kratos Defense & Security Solutions, Inc.	773,604	13,785,623
*	L B Foster Co., Class A	48,037	1,116,860
	Landstar System, Inc.	102,273	17,837,434
*	Legalzoom.com, Inc.	158,133	1,889,689
*	Leonardo DRS, Inc.	46,069	991,405
*	Limbach Holdings, Inc.	73,188	3,317,612
	Lindsay Corp.	70,481	8,186,368
#*	Liquidity Services, Inc.	342,220	5,906,717
*	LS Starrett Co., Class A	14,605	235,287
	LSI Industries, Inc.	283,518	4,139,363
	Luxfer Holdings PLC	3,837	36,950
*	Manitex International, Inc.	35,828	186,664

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Manitowoc Co., Inc.	196,973	$2,383,373
	ManpowerGroup, Inc.	173,837	13,116,002
	Marten Transport Ltd.	536,204	9,072,572
*	MasTec, Inc.	151,256	13,414,895
*	Mastech Digital, Inc.	77,353	686,895
*	Masterbrand, Inc.	215,410	3,590,885
*	Matrix Service Co.	115,436	1,299,809
#	Matson, Inc.	265,030	28,564,933
	Matthews International Corp., Class A	117,643	3,174,008
	Maximus, Inc.	166,146	13,338,201
*	Mayville Engineering Co., Inc.	27,164	373,777
	McGrath RentCorp	118,345	12,622,678
	MDU Resources Group, Inc.	593,181	14,651,571
#*	Mercury Systems, Inc.	248,613	7,010,887
#*	Middleby Corp.	42,969	5,971,402
	Miller Industries, Inc.	79,044	3,850,233
	MillerKnoll, Inc.	278,549	7,083,501
*	Mistras Group, Inc.	112,781	986,834
#*	Montrose Environmental Group, Inc.	76,280	3,312,078
	Moog, Inc., Class A	206,931	32,916,514
*	MRC Global, Inc.	366,900	4,120,287
	MSA Safety, Inc.	252,424	45,537,290
#	MSC Industrial Direct Co., Inc., Class A	147,111	13,422,408
#	Mueller Industries, Inc.	755,017	42,145,049
	Mueller Water Products, Inc., Class A	1,127,413	17,858,222
#*	MYR Group, Inc.	132,045	21,952,481
	National Presto Industries, Inc.	26,077	2,138,053
*	NEXTracker, Inc., Class A	43,109	1,844,634
	NL Industries, Inc.	106,051	870,679
*	Northwest Pipe Co.	81,103	2,566,910
*	NV5 Global, Inc.	90,245	8,414,444
	nVent Electric PLC	8,439	608,199
#	Omega Flex, Inc.	71,893	4,763,630
*	OPENLANE, Inc.	471,743	8,104,545
*	Orion Group Holdings, Inc.	155,264	1,103,927
	Oshkosh Corp.	211,812	23,780,133
*	PAM Transportation Services, Inc.	155,689	2,666,953
	Pangaea Logistics Solutions Ltd.	118,034	849,845
	Park Aerospace Corp.	89,664	1,279,505
	Park-Ohio Holdings Corp.	48,069	1,227,202
*	Parsons Corp.	254,848	20,008,116
#*	Paycor HCM, Inc.	205,052	3,561,753
#*	Performant Financial Corp.	95,648	254,424
*	Perma-Pipe International Holdings, Inc.	31,813	273,592
*	Pioneer Power Solutions, Inc.	11,878	45,136
#	Pitney Bowes, Inc.	408,751	1,741,279
#	Powell Industries, Inc.	95,807	13,700,401
	Preformed Line Products Co.	36,477	4,414,811
	Primoris Services Corp.	364,333	16,977,918
*	Proto Labs, Inc.	169,617	5,169,926
	Quad/Graphics, Inc.	134,233	602,706
	Quanex Building Products Corp.	237,970	7,905,363
*	Quest Resource Holding Corp.	1,710	17,339
*	Radiant Logistics, Inc.	366,317	1,809,606
*	RBC Bearings, Inc.	31,413	7,682,049
#*	RCM Technologies, Inc.	86,221	1,633,888
*	Resideo Technologies, Inc.	366,492	7,157,589
	Resources Connection, Inc.	222,429	2,457,840
	REV Group, Inc.	310,184	6,780,622

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Robert Half, Inc.	51,513	$3,561,609
#*	Rocket Lab USA, Inc.	617,070	2,320,183
	Rush Enterprises, Inc., Class A	459,903	20,198,940
#	Rush Enterprises, Inc., Class B	113,743	4,653,226
#*	RXO, Inc.	283,725	5,365,240
	Ryder System, Inc.	50,823	6,192,783
#*	Saia, Inc.	69,610	27,623,336
#	Schneider National, Inc., Class B	268,887	5,560,583
	Science Applications International Corp.	183,756	23,649,397
	Sensata Technologies Holding PLC	369,657	14,161,560
*	Servotronics, Inc.	1,500	19,500
#*	Shoals Technologies Group, Inc., Class A	39,780	336,141
	Shyft Group, Inc.	297,678	3,238,737
*	SIFCO Industries, Inc.	14,255	44,816
#	Simpson Manufacturing Co., Inc.	335,531	58,345,486
*	SiteOne Landscape Supply, Inc.	89,525	14,045,577
*	SkyWest, Inc.	230,312	16,819,685
*	SP Plus Corp.	145,121	7,409,878
*	SPX Technologies, Inc.	249,047	30,336,415
#	Standex International Corp.	87,109	15,059,404
#	Star Bulk Carriers Corp.	191,459	4,656,283
	Steelcase, Inc., Class A	408,981	4,920,041
#*	Stericycle, Inc.	263,942	11,806,126
*	Sterling Check Corp.	65,536	991,560
*	Sterling Infrastructure, Inc.	226,768	23,039,629
*	Stratasys Ltd.	213,990	2,079,983
#*	Sun Country Airlines Holdings, Inc.	27,085	360,501
#*	Sunrun, Inc.	147,734	1,520,183
#*	TaskUS, Inc., Class A	63,868	731,927
#*	Taylor Devices, Inc.	769	38,173
#	Tecnoglass, Inc.	35,871	1,992,634
	Tennant Co.	133,887	15,595,158
	Terex Corp.	444,614	24,920,615
*	Thermon Group Holdings, Inc.	170,781	5,453,037
	Timken Co.	422,591	37,703,569
*	Titan International, Inc.	440,791	4,857,517
*	Titan Machinery, Inc.	164,725	3,666,778
#*	Transcat, Inc.	46,777	5,022,446
#*	Trex Co., Inc.	176,085	15,592,327
	TriNet Group, Inc.	187,309	18,800,204
	Trinity Industries, Inc.	451,253	11,741,603
*	Triumph Group, Inc.	168,651	2,253,177
*	TrueBlue, Inc.	133,375	1,389,767
	TTEC Holdings, Inc.	230,597	1,678,746
*	Tutor Perini Corp.	276,512	4,598,395
	Twin Disc, Inc.	48,864	785,733
	UFP Industries, Inc.	399,275	44,998,292
*	Ultralife Corp.	104,805	1,226,218
	UniFirst Corp.	106,199	17,005,646
	Universal Logistics Holdings, Inc.	130,219	5,818,185
*	Upwork, Inc.	256,235	2,997,949
*	V2X, Inc.	90,151	4,379,536
	Valmont Industries, Inc.	105,000	21,504,000
*	Verra Mobility Corp.	647,635	15,271,233
	Vestis Corp.	33,723	621,178
*	Viad Corp.	78,342	2,701,232
#*	Vicor Corp.	117,322	3,798,886
	Virco Mfg. Corp.	8,103	86,459
#	VSE Corp.	85,811	6,699,265

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Wabash National Corp.	339,747	$7,851,553
	Watts Water Technologies, Inc., Class A	180,152	35,752,966
	Werner Enterprises, Inc.	440,684	15,071,393
	WESCO International, Inc.	21,217	3,240,897
#*	Willdan Group, Inc.	6,467	182,305
#*	Willis Lease Finance Corp.	32,308	1,570,492
*	WillScot Mobile Mini Holdings Corp.	89,768	3,317,825
	Woodward, Inc.	32,119	5,214,841
#*	Xometry, Inc., Class A	19,070	340,781
*	XPO, Inc.	141,007	15,152,612
#	Zurn Elkay Water Solutions Corp.	47,840	1,496,435

TOTAL INDUSTRIALS			3,227,607,872

INFORMATION TECHNOLOGY — (11.5%)
#*	8x8, Inc.	206,908	457,267
#*	908 Devices, Inc.	17,986	102,520
	A10 Networks, Inc.	316,537	4,133,973
*	ACI Worldwide, Inc.	780,189	26,604,445
#	Adeia, Inc.	440,817	4,337,639
#	Advanced Energy Industries, Inc.	242,343	23,226,153
#*	Aeva Technologies, Inc.	5,325	16,614
*	Agilysys, Inc.	215,419	17,890,548
*	Alarm.com Holdings, Inc.	332,168	22,089,172
*	Alithya Group, Inc., Class A	58,809	89,390
*	Alkami Technology, Inc.	223,763	5,385,975
#*	Allegro MicroSystems, Inc.	207,024	6,146,543
#*	Alpha & Omega Semiconductor Ltd.	199,249	4,357,576
#*	Alpine 4 Holdings, Inc.	4,537	3,489
#*	Altair Engineering, Inc., Class A	191,039	15,369,088
*	Ambarella, Inc.	163,568	7,519,221
	American Software, Inc., Class A	286,657	2,898,102
	Amkor Technology, Inc.	1,421,213	45,976,241
#*	Amplitude, Inc., Class A	14,515	142,102
#*	Amtech Systems, Inc.	93,053	448,515
#*	Appfolio, Inc., Class A	32,239	7,311,160
#*	Applied Optoelectronics, Inc.	160,925	1,585,111
*	Arlo Technologies, Inc.	98,972	1,225,273
*	Arrow Electronics, Inc.	102,103	13,035,490
*	AstroNova, Inc.	44,165	762,730
#*	Aurora Innovation, Inc.	2,409,398	6,686,079
#*	AvePoint, Inc.	394,744	3,067,161
#*	Aviat Networks, Inc.	54,612	1,826,771
	Avnet, Inc.	518,154	25,322,186
*	Aware, Inc.	28,531	55,921
*	Axcelis Technologies, Inc.	186,142	19,269,420
*	AXT, Inc.	359,212	1,077,636
*	Backblaze, Inc., Class A	100	931
#	Badger Meter, Inc.	192,848	35,275,756
#	Bel Fuse, Inc., Class A	11,432	800,240
#	Bel Fuse, Inc., Class B	60,774	3,568,649
	Belden, Inc.	304,735	24,765,813
	Benchmark Electronics, Inc.	248,699	7,513,197
*	Bill Holdings, Inc.	252,711	15,759,058
*	BK Technologies Corp.	17,076	240,031
*	Blackbaud, Inc.	297,709	23,197,485
#*	BlackLine, Inc.	66,963	3,887,202
*	Box, Inc., Class A	697,122	18,139,114
#*	C3.ai, Inc., Class A	136,665	3,079,062
*	Calix, Inc.	477,809	13,249,644

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	905,600	$10,160,832
#*	Cerence, Inc.	88,720	808,239
*	CEVA, Inc.	145,337	2,945,981
*	Ciena Corp.	405,972	18,768,086
*	Cirrus Logic, Inc.	333,214	29,512,764
#*	Cleanspark, Inc.	665,037	10,893,306
#	Clear Secure, Inc., Class A	95,804	1,673,696
#*	Clearfield, Inc.	29,350	884,022
	Climb Global Solutions, Inc.	25,894	1,669,127
#*	Coda Octopus Group, Inc.	2,667	17,762
	Cognex Corp.	282,882	11,750,918
#*	Cognyte Software Ltd.	9,477	64,633
*	Coherent Corp.	199,471	10,897,101
*	Cohu, Inc.	338,921	10,276,085
*	CommVault Systems, Inc.	202,039	20,702,936
#*	Comtech Telecommunications Corp.	34,983	65,768
#*	Consensus Cloud Solutions, Inc.	60,104	699,611
#*	CoreCard Corp.	34,016	407,512
#*	Corsair Gaming, Inc.	371,278	4,121,186
#	Crane NXT Co.	178,601	10,860,727
#*	Credo Technology Group Holding Ltd.	470,140	8,401,402
#	Crexendo, Inc.	2,156	8,796
#*	CS Disco, Inc.	43,282	326,779
#	CSP, Inc.	54,624	713,936
#	CTS Corp.	245,107	11,213,645
*	CVD Equipment Corp.	8,212	36,954
#*	Daily Journal Corp.	3,825	1,282,140
#*	Daktronics, Inc.	326,090	3,081,550
*	Data I/O Corp.	31,665	90,245
#*	Diebold Nixdorf, Inc.	23,383	740,306
#*	Digi International, Inc.	243,136	7,454,550
#*	DigitalOcean Holdings, Inc.	138,617	4,554,955
*	Diodes, Inc.	339,589	24,793,393
	Dolby Laboratories, Inc., Class A	72,070	5,596,956
#*	DoubleVerify Holdings, Inc.	565,513	16,569,531
*	Dropbox, Inc., Class A	262,060	6,069,310
*	DXC Technology Co.	1,296,611	25,270,948
#*	E2open Parent Holdings, Inc.	143,384	695,412
#*	Eastman Kodak Co.	67,524	303,858
*	eGain Corp.	134,285	833,910
#*	Enfusion, Inc., Class A	58,335	543,099
#*	Envestnet, Inc.	125,831	7,810,330
*	ePlus, Inc.	177,098	13,615,294
*	Everbridge, Inc.	45,067	1,566,078
#*	EverCommerce, Inc.	41,264	371,376
#*	Everspin Technologies, Inc.	114,328	848,314
*	Extreme Networks, Inc.	340,777	3,816,702
*	Fabrinet	238,552	41,286,195
#*	FARO Technologies, Inc.	64,250	1,204,687
#*	Fastly, Inc., Class A	805,409	10,188,424
*	Five9, Inc.	120,056	6,911,624
*	FormFactor, Inc.	514,088	22,923,184
#*	Frequency Electronics, Inc.	63,812	612,595
*	Freshworks, Inc., Class A	761,320	13,589,562
*	Globant SA	40,297	7,196,641
*	Grid Dynamics Holdings, Inc.	197,336	1,927,973
*	Guidewire Software, Inc.	94,187	10,398,245
	Hackett Group, Inc.	267,452	5,801,034
#*	Harmonic, Inc.	806,301	8,659,673

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	HashiCorp, Inc., Class A	188,259	$6,110,887
#*	Ichor Holdings Ltd.	199,594	7,740,255
*	Identiv, Inc.	13,382	67,445
	Immersion Corp.	137,847	1,002,148
#*	indie Semiconductor, Inc., Class A	145,384	817,058
#*	Infinera Corp.	268,673	1,295,004
#*	Informatica, Inc., Class A	24,181	748,886
	Information Services Group, Inc.	228,871	771,295
#*	Insight Enterprises, Inc.	218,092	39,817,056
*	Instructure Holdings, Inc.	21,859	418,163
#*	Intapp, Inc.	134,230	4,150,392
#	InterDigital, Inc.	199,388	19,685,577
#*	inTEST Corp.	79,393	894,759
#*	Intevac, Inc.	136,503	577,408
#*	IonQ, Inc.	26,616	227,567
*	IPG Photonics Corp.	184,414	15,487,088
*	Issuer Direct Corp.	13,877	160,626
*	Iteris, Inc.	261,361	1,170,897
*	Itron, Inc.	319,906	29,469,741
#*	Jamf Holding Corp.	419,244	8,162,681
*	JFrog Ltd.	461,149	18,390,622
*	Key Tronic Corp.	61,473	265,563
*	Kimball Electronics, Inc.	163,395	3,419,857
#*	Knowles Corp.	641,042	10,147,695
#	Kulicke & Soffa Industries, Inc.	335,740	15,538,047
#*	KVH Industries, Inc.	115,064	552,307
*	Kyndryl Holdings, Inc.	1,120,611	22,031,212
#*	Lantronix, Inc.	159,237	598,731
#*	LGL Group, Inc.	15,751	89,781
	Littelfuse, Inc.	55,267	12,746,781
*	LiveRamp Holdings, Inc.	425,611	13,666,369
#*	Lumentum Holdings, Inc.	149,719	6,551,703
#*	Luna Innovations, Inc.	168,747	347,619
#*	MACOM Technology Solutions Holdings, Inc.	286,738	29,232,939
*	Magnachip Semiconductor Corp.	150,488	755,450
#*	Marathon Digital Holdings, Inc.	578,386	9,288,879
*	Matterport, Inc.	563,825	2,593,595
*	MaxLinear, Inc.	351,885	7,315,689
*	MeridianLink, Inc.	89,565	1,493,944
	Methode Electronics, Inc.	187,300	2,283,187
#*	MicroCloud Hologram, Inc.	25,817	65,317
#*	Mirion Technologies, Inc.	502,883	5,466,338
#*	Mitek Systems, Inc.	257,747	3,255,345
#	MKS Instruments, Inc.	103,941	12,366,900
#*	Model N, Inc.	96,405	2,858,408
#*	M-Tron Industries, Inc.	7,875	218,610
*	N-able, Inc.	482,278	5,912,728
#	Napco Security Technologies, Inc.	322,794	13,137,716
#*	Navitas Semiconductor Corp.	561,534	2,431,442
#*	nCino, Inc.	277,327	8,086,855
*	NCR Voyix Corp.	614,753	7,530,724
#*	NETGEAR, Inc.	129,254	1,910,374
*	NetScout Systems, Inc.	471,646	9,083,902
	Network-1 Technologies, Inc.	135,577	256,241
#*	nLight, Inc.	174,838	1,991,405
#*	Novanta, Inc.	235,809	36,904,108
#	NVE Corp.	27,530	2,240,942
*	Olo, Inc., Class A	461,191	2,213,717
	ON24, Inc.	118,900	783,551

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OneSpan, Inc.	161,544	$1,747,906
#*	Onto Innovation, Inc.	284,331	52,740,557
#*	Optical Cable Corp.	19,296	54,029
#*	OSI Systems, Inc.	113,541	14,923,829
#*	PAR Technology Corp.	138,149	5,840,940
	PC Connection, Inc.	133,963	8,301,687
#*	PDF Solutions, Inc.	248,524	7,475,602
	Pegasystems, Inc.	16,131	958,504
#*	Perficient, Inc.	228,180	10,783,787
*	Photronics, Inc.	450,636	12,351,933
*	Plexus Corp.	206,221	20,830,383
#	Power Integrations, Inc.	413,500	27,588,720
*	Powerfleet, Inc. NJ	31,705	151,867
#*	PowerSchool Holdings, Inc., Class A	478,787	8,292,591
#	Progress Software Corp.	312,434	15,565,462
*	Q2 Holdings, Inc.	171,957	8,836,870
*	Qualys, Inc.	264,495	43,353,375
*	Rambus, Inc.	447,828	24,549,931
*	Red Violet, Inc.	22,961	385,286
*	RF Industries Ltd.	18,967	54,530
*	Ribbon Communications, Inc.	464,889	1,473,698
#	Richardson Electronics Ltd.	82,537	869,115
#*	Rimini Street, Inc.	31,607	84,075
#*	Riot Platforms, Inc.	1,117,384	11,296,752
*	Rogers Corp.	124,642	14,843,616
*	Sanmina Corp.	413,924	25,112,769
	Sapiens International Corp. NV	173,482	5,343,246
*	ScanSource, Inc.	176,334	7,339,021
#*	SecureWorks Corp., Class A	17,304	105,381
*	SEMrush Holdings, Inc., Class A	77,314	946,323
#*	Semtech Corp.	217,639	8,187,579
*	SentinelOne, Inc., Class A	941,136	19,886,204
*	SigmaTron International, Inc.	4,390	18,614
#*††	Silicon Graphics, Inc.	10,199	0
#*	Silicon Laboratories, Inc.	146,228	17,765,240
	SilverSun Technologies, Inc.	860	12,307
#*	SiTime Corp.	40,874	3,642,691
#*	SMART Global Holdings, Inc.	361,722	6,608,661
#*	SmartRent, Inc.	284,703	660,511
*	Smartsheet, Inc., Class A	58,346	2,207,229
	SolarWinds Corp.	600,113	6,613,245
#*	SoundThinking, Inc.	16,480	220,173
#*	Sprinklr, Inc., Class A	407,206	4,760,238
*	SPS Commerce, Inc.	156,104	27,141,802
*	Squarespace, Inc., Class A	15,514	540,818
††	SRAX, Inc.	70,653	7,065
#*	Synaptics, Inc.	231,450	20,821,242
*	Synchronoss Technologies, Inc.	2,632	16,608
*	Telos Corp.	38,023	130,799
*	Teradata Corp.	413,857	15,354,095
#*	Terawulf, Inc.	236,486	513,175
#*	Thoughtworks Holding, Inc.	9,880	22,922
*	TransAct Technologies, Inc.	41,671	222,940
*	Trio-Tech International	12,740	78,987
*	TTM Technologies, Inc.	732,414	10,934,941
#*	Tucows, Inc., Class A	2,650	46,826
*	Turtle Beach Corp.	87,785	1,237,768
*	Ultra Clean Holdings, Inc.	296,635	12,408,242
*	Unisys Corp.	241,254	1,310,009

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Universal Display Corp.	45,391	$7,170,870
#*	Upland Software, Inc.	13,749	29,698
*	Varonis Systems, Inc.	272,891	11,938,981
#*	Veeco Instruments, Inc.	281,073	9,933,120
*	Verint Systems, Inc.	363,410	11,004,055
#*	Vertex, Inc., Class A	178,516	5,200,171
*	Viant Technology, Inc., Class A	60,213	529,272
*	Viavi Solutions, Inc.	1,309,042	10,341,432
#	Vishay Intertechnology, Inc.	914,597	21,163,775
*	Vishay Precision Group, Inc.	92,173	3,041,709
	Vontier Corp.	481,755	19,573,706
#*	Wolfspeed, Inc.	25,136	679,426
#	Xerox Holdings Corp.	629,368	8,364,301
*	Xperi, Inc.	186,670	1,961,902
#*	Yext, Inc.	271,849	1,492,451

TOTAL INFORMATION TECHNOLOGY			1,861,182,702

MATERIALS — (5.6%)
	AdvanSix, Inc.	131,410	3,319,417
	Alcoa Corp.	316,456	11,120,264
#	Alpha Metallurgical Resources, Inc.	64,557	21,117,886
*	Alto Ingredients, Inc.	198,700	375,543
	American Vanguard Corp.	132,926	1,514,027
#*	Ampco-Pittsburgh Corp.	11,637	23,856
#*	Arcadium Lithium PLC	1,062,686	4,675,818
	Arch Resources, Inc.	108,228	17,184,442
	Ardagh Metal Packaging SA	50,398	199,072
#*	Arq, Inc.	4,600	35,696
*	Ascent Industries Co.	43,974	451,613
	Ashland, Inc.	200,784	19,140,739
#*	Aspen Aerogels, Inc.	110,211	1,725,904
#*	ATI, Inc.	615,494	36,744,992
	Avient Corp.	469,364	19,910,421
*	Axalta Coating Systems Ltd.	642,773	20,208,783
	Balchem Corp.	212,978	30,110,830
	Berry Global Group, Inc.	111,889	6,337,393
#*	Bioceres Crop Solutions Corp.	9,257	109,233
#	Cabot Corp.	370,571	33,807,192
	Caledonia Mining Corp. PLC	13,224	129,727
	Carpenter Technology Corp.	337,375	28,913,037
#*	Century Aluminum Co.	543,748	9,434,028
	Chemours Co.	648,267	17,341,142
*	Clearwater Paper Corp.	116,836	5,262,293
*	Cleveland-Cliffs, Inc.	53,428	902,933
#*	Coeur Mining, Inc.	944,657	4,269,850
	Commercial Metals Co.	715,898	38,472,359
#	Compass Minerals International, Inc.	54,769	681,874
*	Core Molding Technologies, Inc.	46,870	844,597
*	Dakota Gold Corp.	104,872	278,960
	Eagle Materials, Inc.	130,521	32,722,920
*	Ecovyst, Inc.	511,817	4,826,434
#	Element Solutions, Inc.	1,739,840	40,242,499
#	Ferroglobe PLC	500,402	2,627,111
	Fortitude Gold Corp.	179,751	880,780
	Friedman Industries, Inc.	63,820	1,240,023
#*	Gatos Silver, Inc.	41,676	398,839
#	Graphic Packaging Holding Co.	316,936	8,192,796
	Greif, Inc., Class A	203,851	12,491,989
	Greif, Inc., Class B	25,301	1,580,806

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	168,600	$12,774,822
	Haynes International, Inc.	67,991	4,089,659
	HB Fuller Co.	342,326	25,575,175
#	Hecla Mining Co.	2,647,599	12,523,143
	Huntsman Corp.	537,474	12,824,130
*	Ingevity Corp.	44,210	2,260,899
	Innospec, Inc.	165,753	19,890,360
#*	Intrepid Potash, Inc.	57,243	1,151,729
	Kaiser Aluminum Corp.	129,937	11,757,999
*	Knife River Corp.	160,884	12,579,520
	Koppers Holdings, Inc.	150,377	7,711,333
	Kronos Worldwide, Inc.	173,933	1,991,533
	Louisiana-Pacific Corp.	475,096	34,772,276
*	LSB Industries, Inc.	316,494	2,943,394
	Materion Corp.	113,490	13,044,541
#	Mativ Holdings, Inc.	393,070	7,177,458
#*	McEwen Mining, Inc.	29,488	337,932
	Mercer International, Inc.	575,268	5,827,465
#*	Metallus, Inc.	319,594	6,570,853
	Minerals Technologies, Inc.	236,013	17,202,988
#*	MP Materials Corp.	77,547	1,240,752
	Myers Industries, Inc.	308,354	6,752,953
	NewMarket Corp.	23,326	12,290,936
*	Nexa Resources SA	13,494	98,371
#	Northern Technologies International Corp.	45,686	808,642
*	O-I Glass, Inc.	462,498	6,918,970
	Olin Corp.	194,886	10,188,640
#	Olympic Steel, Inc.	80,206	5,098,695
	Orion SA	333,093	7,880,980
	Pactiv Evergreen, Inc.	81,168	1,237,000
#*	Perimeter Solutions SA	33,691	235,837
	Quaker Chemical Corp.	31,005	5,783,363
	Radius Recycling, Inc.	182,378	3,177,025
	Ramaco Resources, Inc., Class A	124,836	1,957,428
	Ramaco Resources, Inc., Class B	5,450	60,550
*	Ranpak Holdings Corp.	145,184	1,051,132
*	Rayonier Advanced Materials, Inc.	211,781	789,943
#††	Resolute Forest Products, Inc.	595,780	846,008
	Royal Gold, Inc.	34,301	4,120,579
	Ryerson Holding Corp.	247,759	7,073,519
	Sealed Air Corp.	88,933	2,799,611
	Sensient Technologies Corp.	290,796	21,292,083
	Silgan Holdings, Inc.	649,949	30,326,620
*	Smith-Midland Corp.	8,297	296,369
	Sonoco Products Co.	280,066	15,697,699
	Stepan Co.	163,389	13,559,653
*	Summit Materials, Inc., Class A	658,363	25,610,321
#	SunCoke Energy, Inc.	476,619	4,913,942
	Sylvamo Corp.	147,769	9,235,563
#	TriMas Corp.	295,283	7,674,405
#	Tronox Holdings PLC	569,930	9,683,111
#*	U.S. Gold Corp.	5,146	21,510
#	U.S. Lime & Minerals, Inc.	38,735	12,007,850
	U.S. Steel Corp.	119,373	4,357,115
*	Universal Stainless & Alloy Products, Inc.	38,916	1,017,653
	Warrior Met Coal, Inc.	170,545	11,656,751
	Worthington Steel, Inc.	331,956	10,220,925

TOTAL MATERIALS			910,837,831

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (0.6%)
#*	AMREP Corp.	9,336	$189,371
#*	Anywhere Real Estate, Inc.	466,782	2,268,561
*	CKX Lands, Inc.	5,107	71,753
#*	Compass, Inc., Class A	399,108	1,257,190
#*	Comstock Holding Cos., Inc.	19,084	139,504
*	Cushman & Wakefield PLC	836,290	8,070,198
#	DigitalBridge Group, Inc.	387,177	6,365,190
	Douglas Elliman, Inc.	96,349	131,035
*	Forestar Group, Inc.	201,982	6,259,422
*	FRP Holdings, Inc.	173,232	5,250,662
*	Howard Hughes Holdings, Inc.	213,543	13,914,462
*	Jones Lang LaSalle, Inc.	43,157	7,798,470
*»	JW Mays, Inc.	200	8,770
#	Kennedy-Wilson Holdings, Inc.	647,032	5,558,005
#	Marcus & Millichap, Inc.	186,499	5,906,423
#*	Maui Land & Pineapple Co., Inc.	101,235	1,972,058
	Newmark Group, Inc., Class A	433,294	4,146,624
#*	Opendoor Technologies, Inc.	2,549,425	5,073,356
*	Rafael Holdings, Inc., Class B	17,033	27,082
	RE/MAX Holdings, Inc., Class A	61,558	432,137
	RMR Group, Inc., Class A	66,930	1,587,580
#	St. Joe Co.	303,448	17,357,226
#*	Stratus Properties, Inc.	42,423	962,154
*	Tejon Ranch Co.	116,630	1,957,051

TOTAL REAL ESTATE			96,704,284

UTILITIES — (2.6%)
	ALLETE, Inc.	287,291	17,013,373
#*	Altus Power, Inc.	168,051	616,747
	American States Water Co.	261,002	18,489,382
#	Artesian Resources Corp., Class A	82,962	2,902,011
	Avista Corp.	460,250	16,559,795
#	Black Hills Corp.	220,928	12,128,947
#	Brookfield Infrastructure Corp., Class A	445,253	13,566,859
#	Brookfield Renewable Corp., Class A	19,987	464,498
#*	Cadiz, Inc.	9,556	21,788
	California Water Service Group	390,117	19,162,547
	Chesapeake Utilities Corp.	129,014	13,658,712
	Clearway Energy, Inc., Class A	132,629	2,879,376
#	Clearway Energy, Inc., Class C	201,080	4,701,250
#	Consolidated Water Co. Ltd.	108,409	2,759,009
#	Genie Energy Ltd., Class B	179,580	2,745,778
	Global Water Resources, Inc.	26,333	322,316
#	IDACORP, Inc.	175,908	16,672,560
#	MGE Energy, Inc.	262,137	20,530,570
#	Middlesex Water Co.	127,866	6,485,364
#*	Montauk Renewables, Inc.	128,657	463,165
	National Fuel Gas Co.	254,221	13,499,135
	New Jersey Resources Corp.	563,973	24,639,980
#	Northwest Natural Holding Co.	160,954	6,140,395
	Northwestern Energy Group, Inc.	340,511	17,175,375
	OGE Energy Corp.	301,571	10,449,435
	ONE Gas, Inc.	226,220	14,595,714
#	Ormat Technologies, Inc.	266,023	16,980,248
#	Otter Tail Corp.	300,508	25,651,363
#	Pinnacle West Capital Corp.	55,263	4,070,120
	PNM Resources, Inc.	618,405	22,918,089
	Portland General Electric Co.	407,005	17,594,826
#*	Pure Cycle Corp.	103,601	988,354

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
#	RGC Resources, Inc.	31,616	$651,922
	SJW Group	164,930	8,980,439
#	Southwest Gas Holdings, Inc.	250,717	18,708,503
	Spire, Inc.	313,275	19,357,262
	UGI Corp.	259,281	6,627,222
	Unitil Corp.	115,940	5,905,984
	York Water Co.	132,561	4,707,241

	TOTAL UTILITIES		411,785,654

	TOTAL COMMON STOCKS		14,769,700,265

	PREFERRED STOCKS — (0.0%)
	COMMUNICATION SERVICES — (0.0%)
#	Liberty Broadband Corp., 7.000%	6,834	151,988

	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	128,831	3,399,850

	TOTAL PREFERRED STOCKS		3,551,838

	RIGHTS/WARRANTS — (0.0%)
	FINANCIALS — (0.0%)
*»	TurnOnGreen, Inc. Warrants 07/14/2028	90,960	127

	TOTAL INVESTMENT SECURITIES (Cost $8,488,672,281)		14,773,252,230

	TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	139,331,546	139,331,546

	SECURITIES LENDING COLLATERAL — (7.9%)
@§	The DFA Short Term Investment Fund	110,365,111	1,276,703,601

	TOTAL INVESTMENTS — (100.0%) (Cost $9,904,718,683)		$16,189,287,377

As of April 30, 2024, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	527	06/21/24	$138,389,383	$133,515,450	$(4,873,933)

Total Futures Contracts			$138,389,383	$133,515,450	$(4,873,933)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$330,538,617	$40,568	—	$330,579,185
Consumer Discretionary	2,147,543,593	—	—	2,147,543,593

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$654,572,191	$164,567	—	$654,736,758
Energy	852,470,247	—	—	852,470,247
Financials	2,917,183,245	81,843	—	2,917,265,088
Health Care	1,356,677,026	—	$2,310,025	1,358,987,051
Industrials	3,227,588,946	11,067	7,859	3,227,607,872
Information Technology	1,861,175,637	—	7,065	1,861,182,702
Materials	909,991,823	—	846,008	910,837,831
Real Estate	96,695,514	8,770	—	96,704,284
Utilities	411,785,654	—	—	411,785,654
Preferred Stocks
Communication Services	151,988	—	—	151,988
Industrials	3,399,850	—	—	3,399,850
Rights/Warrants
Financials	—	127	—	127
Temporary Cash Investments	139,331,546	—	—	139,331,546
Securities Lending Collateral	—	1,276,703,601	—	1,276,703,601

Total Investments in Securities	$14,909,105,877	$1,277,010,543$	3,170,957<>	$16,189,287,377

Financial Instruments Liabilities
Futures Contracts**	(4,873,933)	—	—	(4,873,933)

Total Financial Instruments	$(4,873,933)	—	—	$(4,873,933)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.4%)
COMMUNICATION SERVICES — (2.6%)
#*	Advantage Solutions, Inc.	286,874	$1,222,083
*	Altice USA, Inc., Class A	602,413	1,162,657
#*	AMC Networks, Inc., Class A	63,564	675,050
#*	Anterix, Inc.	83,492	2,631,668
*	Atlanta Braves Holdings, Inc., Class A	61,107	2,465,056
*	Atlanta Braves Holdings, Inc., Class C	203,906	7,632,202
	ATN International, Inc.	128,166	2,445,407
*	Bandwidth, Inc., Class A	101,569	1,848,556
#*	Boston Omaha Corp., Class A	78,003	1,204,366
*	Bumble, Inc., Class A	19,326	195,193
#	Cable One, Inc.	7,147	2,814,846
	Cardlytics, Inc.	59,946	734,338
*	Cargurus, Inc.	444,224	9,977,271
#*	Cars.com, Inc.	414,504	6,926,362
#*	Cinemark Holdings, Inc.	550,854	9,441,638
	Consolidated Communications Holdings, Inc.	158,058	682,811
#	DallasNews Corp.	2,506	9,072
*	DHI Group, Inc.	190,563	445,917
#*	EchoStar Corp., Class A	130,340	2,084,137
#*	Emerald Holding, Inc.	115,008	661,296
#	Entravision Communications Corp., Class A	810,206	1,693,330
#*	Eventbrite, Inc., Class A	31,128	164,356
	EverQuote, Inc., Class A	57,997	1,169,799
	EW Scripps Co., Class A	484,051	1,820,032
*	Gaia, Inc.	41,894	162,130
*	Gambling.com Group Ltd.	12,876	111,377
#*	Gannett Co., Inc.	526,481	1,274,084
#	Gray Television, Inc.	74,155	426,391
#	Gray Television, Inc., Class A	3,666	28,741
#	IDT Corp., Class B	243,518	8,654,630
*	IMAX Corp.	239,238	3,830,200
*	Integral Ad Science Holding Corp.	109,970	1,054,612
	Iridium Communications, Inc.	41,171	1,267,655
	John Wiley & Sons, Inc., Class A	154,455	5,802,874
*	Liberty Latin America Ltd., Class A	163,278	1,232,749
*	Liberty Latin America Ltd., Class C	705,428	5,318,927
*	LICT Corp.	1	10,595
#*	Lions Gate Entertainment Corp., Class A	303,495	3,062,264
*	Lions Gate Entertainment Corp., Class B	522,329	4,925,562
*	Machten, Inc.	97	667
*	Madison Square Garden Entertainment Corp.	104,065	4,074,145
#*	Magnite, Inc.	108,914	961,711
#	Marcus Corp.	119,353	1,556,363
*	Ooma, Inc.	75,750	534,795
*»	Pegasus Cos., Inc.	41	2,091
*	Playstudios, Inc.	78,320	169,171
*	PubMatic, Inc., Class A	150,929	3,386,847
#*	QuinStreet, Inc.	229,911	4,159,090
#*	Reading International, Inc., Class A	109,290	184,700
#*»	Reading International, Inc., Class B	11,620	166,515
#*	Reservoir Media, Inc.	18,429	164,940
	Saga Communications, Inc., Class A	26,603	606,282
	Scholastic Corp.	145,538	5,184,064

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	380,425	$4,877,048
#	Shutterstock, Inc.	156,204	6,671,473
#	Sinclair, Inc.	92,409	1,136,631
#*	Sphere Entertainment Co.	112,427	4,368,913
	Spok Holdings, Inc.	68,707	1,061,523
#*	Stagwell, Inc.	231,359	1,376,586
*	TechTarget, Inc.	180,160	4,954,400
	TEGNA, Inc.	532,937	7,269,261
	Telephone & Data Systems, Inc.	199,261	3,118,435
*	Thryv Holdings, Inc.	145,244	3,342,064
	Townsquare Media, Inc., Class A	94,580	1,141,581
*	Travelzoo	71,454	636,655
*	TripAdvisor, Inc.	239,558	6,307,562
*	TrueCar, Inc.	552,329	1,458,149
*	U.S. Cellular Corp.	144,903	5,268,673
*	Urban One, Inc.	64,416	99,845
*	Urban One, Inc.	29,788	59,278
*	Vimeo, Inc.	547,707	1,966,268
#*	Vivid Seats, Inc., Class A	26,301	138,343
*	WideOpenWest, Inc.	37,510	133,911
*	Yelp, Inc.	307,178	12,360,843
*	Zedge, Inc., Class B	24,863	59,671
*	Ziff Davis, Inc.	60,951	3,054,255
*	ZipRecruiter, Inc., Class A	62,547	642,983

TOTAL COMMUNICATION SERVICES			189,925,966

CONSUMER DISCRETIONARY — (13.9%)
#*	1-800-Flowers.com, Inc., Class A	205,041	1,859,722
	1stdibs.com, Inc.	15,412	88,157
	Aaron’s Co., Inc.	38,628	266,919
#*	Abercrombie & Fitch Co., Class A	309,087	37,560,252
*	Accel Entertainment, Inc.	225,559	2,422,504
#	Acushnet Holdings Corp.	162,106	9,885,224
*	Adient PLC	85,751	2,561,382
*	Adtalem Global Education, Inc.	268,742	13,334,978
	AMCON Distributing Co.	5,890	870,866
*	American Axle & Manufacturing Holdings, Inc.	522,685	3,836,508
#	American Eagle Outfitters, Inc.	862,452	20,923,086
*	American Outdoor Brands, Inc.	57,967	453,302
*	American Public Education, Inc.	74,621	1,032,008
#*	America’s Car-Mart, Inc.	61,632	3,527,816
*	AMMO, Inc.	73,758	187,345
#	Ark Restaurants Corp.	33,977	471,601
#	Arko Corp.	431,452	1,855,244
	Bassett Furniture Industries, Inc.	77,182	1,079,004
*	Beazer Homes USA, Inc.	81,581	2,286,715
#*	Beyond, Inc.	171,850	3,459,341
*	Biglari Holdings, Inc., Class A	840	839,874
*	Biglari Holdings, Inc., Class B	9,577	1,887,722
	BJ’s Restaurants, Inc.	140,038	4,563,838
	Bloomin’ Brands, Inc.	547,673	14,124,487
#*	Boot Barn Holdings, Inc.	218,493	23,262,950
#*	Brinker International, Inc.	193,220	10,356,592
#	Buckle, Inc.	227,162	8,493,587
#	Build-A-Bear Workshop, Inc.	136,220	4,108,395
#	Caleres, Inc.	227,259	8,369,949
#	Camping World Holdings, Inc., Class A	66,461	1,347,164
#	Canterbury Park Holding Corp.	10,905	250,815
*	CarParts.com, Inc.	53,145	65,368

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Carriage Services, Inc.	184,714	$4,724,984
	Carrols Restaurant Group, Inc.	78,001	742,570
	Carter’s, Inc.	187,190	12,805,668
#	Cato Corp., Class A	69,614	335,539
*	Cavco Industries, Inc.	67,389	24,543,748
	Century Communities, Inc.	212,216	16,832,973
#	Cheesecake Factory, Inc.	131,940	4,554,569
*	Chegg, Inc.	121,556	628,445
#*	Children’s Place, Inc.	15,442	107,476
#*	Chuy’s Holdings, Inc.	105,852	3,118,400
#*	Citi Trends, Inc.	82,951	1,778,469
	Conn’s, Inc.	163,906	578,588
*	Container Store Group, Inc.	26,897	22,647
	Cooper-Standard Holdings, Inc.	70,377	1,085,917
*	Coursera, Inc.	651,028	6,653,506
#	Cracker Barrel Old Country Store, Inc.	60,561	3,524,045
	Crown Crafts, Inc.	12,250	62,475
*	Culp, Inc.	149,674	682,513
#	Dana, Inc.	647,640	8,050,165
#*	Dave & Buster’s Entertainment, Inc.	286,201	15,283,133
#*	Delta Apparel, Inc.	65,823	154,684
#*	Denny’s Corp.	301,653	2,419,257
#	Designer Brands, Inc., Class A	91,870	853,472
#*	Destination XL Group, Inc.	234,740	753,515
#	Dine Brands Global, Inc.	18,893	833,181
*	Dorman Products, Inc.	102,633	8,975,256
#*	Duluth Holdings, Inc., Class B	55,057	231,790
*	Educational Development Corp.	3,317	7,165
*	El Pollo Loco Holdings, Inc.	204,212	1,739,886
#	Escalade, Inc.	71,194	887,077
#	Ethan Allen Interiors, Inc.	227,675	6,429,542
#*	European Wax Center, Inc., Class A	199,391	2,344,838
*	Everi Holdings, Inc.	320,539	2,618,804
#*	Figs, Inc., Class A	489,040	2,498,994
#*	First Watch Restaurant Group, Inc.	46,355	1,182,980
	Flanigan’s Enterprises, Inc.	21,539	565,614
	Flexsteel Industries, Inc.	25,596	843,644
#	Foot Locker, Inc.	226,170	4,715,644
*	Frontdoor, Inc.	371,382	11,397,714
#*	Full House Resorts, Inc.	19,629	100,108
#*	Funko, Inc., Class A	172,533	1,050,726
*	Garrett Motion, Inc.	379,777	3,630,668
*	Genesco, Inc.	48,597	1,229,990
*	Gentherm, Inc.	216,777	10,962,413
	G-III Apparel Group Ltd.	410,014	11,541,894
	Golden Entertainment, Inc.	8,980	287,809
*	Goodyear Tire & Rubber Co.	252,683	3,022,089
#*	GoPro, Inc., Class A	224,595	388,549
	Graham Holdings Co., Class B	13,765	9,654,358
*	Grand Canyon Education, Inc.	76,485	9,944,580
*	Green Brick Partners, Inc.	192,927	10,443,139
	Group 1 Automotive, Inc.	59,066	17,366,585
#*	GrowGeneration Corp.	198,480	593,455
#	Guess?, Inc.	473,394	12,677,491
	Hamilton Beach Brands Holding Co., Class A	64,926	1,320,595
#*	Hanesbrands, Inc.	231,102	1,053,825
#	Haverty Furniture Cos., Inc.	120,317	3,705,764
	Haverty Furniture Cos., Inc., Class A	18,389	523,075
#*	Helen of Troy Ltd.	22,035	2,042,865

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Hibbett, Inc.	55,861	$4,817,453
	Holley, Inc.	56,695	227,914
	Hooker Furnishings Corp.	46,023	782,391
*	Hovnanian Enterprises, Inc., Class A	24,571	3,632,331
#*	Inspired Entertainment, Inc.	19,360	164,560
#	Installed Building Products, Inc.	30,339	7,151,812
*	J Jill, Inc.	59,109	1,472,996
	Jack in the Box, Inc.	108,642	6,200,199
#*	JAKKS Pacific, Inc.	24,923	471,294
#	Johnson Outdoors, Inc., Class A	65,549	2,688,164
#	Kohl’s Corp.	303,833	7,273,762
#	Kontoor Brands, Inc.	241,697	14,999,716
#*	Koss Corp.	115,127	268,246
#	Krispy Kreme, Inc.	129,169	1,633,988
#*	Kura Sushi USA, Inc., Class A	42,824	4,714,066
	Lakeland Industries, Inc.	52,171	863,430
	Lands’ End, Inc.	138,486	1,894,488
#*	Landsea Homes Corp.	81,773	944,478
*	Latham Group, Inc.	32,455	90,874
	Laureate Education, Inc.	868,618	12,594,961
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	328,859	10,799,730
#	LCI Industries	73,732	7,666,653
#*††	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	43,413	884,323
	Leggett & Platt, Inc.	321,451	5,808,620
#*	Leslie’s, Inc.	86,564	340,197
	LGI Homes, Inc.	105,495	9,487,165
	Life Time Group Holdings, Inc.	25,873	353,425
	Lifetime Brands, Inc.	103,294	944,107
#*	Lincoln Educational Services Corp.	85,727	913,850
#*	Lindblad Expeditions Holdings, Inc.	16,628	122,050
*	Live Ventures, Inc.	6,057	154,696
#*	LL Flooring Holdings, Inc.	25,521	40,323
#*	Lovesac Co.	44,651	990,359
*	M/I Homes, Inc.	121,927	14,170,356
#*	Malibu Boats, Inc., Class A	116,014	3,946,796
#	Marine Products Corp.	185,819	1,997,554
#*	MarineMax, Inc.	144,058	3,553,911
	Marriott Vacations Worldwide Corp.	17,483	1,680,291
*	MasterCraft Boat Holdings, Inc.	69,856	1,413,187
#*	Modine Manufacturing Co.	300,478	27,833,277
	Monarch Casino & Resort, Inc.	27,353	1,853,713
#	Monro, Inc.	14,566	396,924
#*	Motorcar Parts of America, Inc.	78,437	445,522
#	Movado Group, Inc.	126,566	3,223,636
	Nathan’s Famous, Inc.	53,185	3,436,283
#*	National Vision Holdings, Inc.	180,109	3,137,499
#	Newell Brands, Inc.	642,536	5,101,736
	Nobility Homes, Inc.	6,408	215,469
#	Nordstrom, Inc.	181,237	3,445,315
*	ODP Corp.	343,644	17,494,916
#*	ONE Group Hospitality, Inc.	21,605	115,803
*	OneSpaWorld Holdings Ltd.	361,754	4,601,511
#*	OneWater Marine, Inc., Class A	44,411	919,752
#	Oxford Industries, Inc.	129,087	13,912,997
#	Papa John’s International, Inc.	119,571	7,376,335
#	Patrick Industries, Inc.	161,967	16,923,932
	Perdoceo Education Corp.	538,380	9,852,354

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	PetMed Express, Inc.	80,794	$319,136
*	Playa Hotels & Resorts NV	642,201	5,779,809
*	PlayAGS, Inc.	68,953	609,545
#*	Potbelly Corp.	124,148	1,265,068
»	QEP Co., Inc.	7,990	214,532
#*	Rave Restaurant Group, Inc.	23,757	48,702
#	RCI Hospitality Holdings, Inc.	32,826	1,666,248
*	Revolve Group, Inc.	8,646	172,142
	Rocky Brands, Inc.	43,280	1,115,326
#*	Sally Beauty Holdings, Inc.	122,724	1,331,555
#*	Shake Shack, Inc., Class A	161,121	17,054,658
#	Shoe Carnival, Inc.	203,740	6,813,066
#	Signet Jewelers Ltd.	195,670	19,181,530
*	Six Flags Entertainment Corp.	434,860	10,253,999
*	Skyline Champion Corp.	57,382	4,303,076
*	Sleep Number Corp.	25,488	339,245
#	Smith & Wesson Brands, Inc.	335,382	5,691,433
#	Sonic Automotive, Inc., Class A	168,083	9,721,921
	Sonos, Inc.	381,509	6,447,502
#*	Sportsman’s Warehouse Holdings, Inc.	24,184	77,389
	Standard Motor Products, Inc.	164,872	5,292,391
	Steven Madden Ltd.	192,679	7,786,158
#*	Stitch Fix, Inc., Class A	73,879	156,623
*	Stoneridge, Inc.	235,367	3,525,798
	Strategic Education, Inc.	107,770	12,376,307
*	Strattec Security Corp.	25,022	569,501
#*	Stride, Inc.	307,962	20,556,463
	Superior Group of Cos., Inc.	111,721	1,817,701
#*	Superior Industries International, Inc.	95,296	356,407
	Sweetgreen, Inc., Class A	206,972	4,650,661
*	Taylor Morrison Home Corp.	49,193	2,755,300
#*	ThredUp, Inc., Class A	8,207	13,131
*	Tile Shop Holdings, Inc.	130,259	875,340
#*	Tilly’s, Inc., Class A	100,413	609,507
	Topgolf Callaway Brands Corp.	786,870	12,605,657
	Travel & Leisure Co.	287,890	12,534,731
*	Tri Pointe Homes, Inc.	625,733	23,058,261
*	Under Armour, Inc., Class A	179,427	1,207,544
#*	Under Armour, Inc., Class C	286,781	1,869,812
#*	Unifi, Inc.	77,357	461,821
#*	United Parks & Resorts, Inc.	16,936	860,688
*	Universal Electronics, Inc.	65,190	735,995
*	Universal Technical Institute, Inc.	170,085	2,588,694
	Upbound Group, Inc.	343,482	10,651,377
*	Urban Outfitters, Inc.	377,548	14,709,270
#*	Vacasa, Inc., Class A	2,906	22,638
#*	Vera Bradley, Inc.	146,151	963,135
#*	Victoria’s Secret & Co.	1,082	19,065
#*	Vista Outdoor, Inc.	499,839	17,539,351
*	Visteon Corp.	14,049	1,554,241
*	Vizio Holding Corp., Class A	35,147	372,558
#*	VOXX International Corp.	95,319	562,382
#*	Warby Parker, Inc., Class A	9,201	108,020
	Wendy’s Co.	42,407	847,716
	Weyco Group, Inc.	60,632	1,779,549
#	Winmark Corp.	42,095	15,125,575
#	Winnebago Industries, Inc.	191,418	11,787,520
#	Worthington Enterprises, Inc.	161,919	9,255,290
#*	XPEL, Inc.	72,899	3,830,842

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	YETI Holdings, Inc.	96,225	$3,437,157
#*	Zumiez, Inc.	182,689	3,142,251

TOTAL CONSUMER DISCRETIONARY			1,006,561,580

CONSUMER STAPLES — (3.6%)
#	Alico, Inc.	68,294	1,906,086
	Andersons, Inc.	246,851	13,561,994
#	B&G Foods, Inc.	90,439	1,003,873
*	Boston Beer Co., Inc., Class A	1,898	528,422
*	Bridgford Foods Corp.	72,953	770,384
#	Calavo Growers, Inc.	117,112	3,156,168
	Cal-Maine Foods, Inc.	201,985	11,175,830
#*	Central Garden & Pet Co.	69,768	2,857,000
*	Central Garden & Pet Co., Class A	368,420	13,053,121
#*	Chefs’ Warehouse, Inc.	217,305	7,188,449
	Dole PLC	11,060	134,600
#*	Duckhorn Portfolio, Inc.	340,765	2,886,280
	Edgewell Personal Care Co.	310,477	11,680,145
	Energizer Holdings, Inc.	27,807	798,617
*	Farmer Bros Co.	21,702	67,276
#*	Forafric Global PLC	6,341	65,122
	Fresh Del Monte Produce, Inc.	208,337	5,327,177
#*	Freshpet, Inc.	85,314	9,049,256
*	Grocery Outlet Holding Corp.	248,186	6,445,390
#*	Hain Celestial Group, Inc.	45,767	281,009
#*	Herbalife Ltd.	90,024	778,708
#*	HF Foods Group, Inc.	7,090	20,703
	Ingles Markets, Inc., Class A	123,817	8,883,870
	Inter Parfums, Inc.	74,540	8,674,965
#	J & J Snack Foods Corp.	51,750	7,104,757
	John B Sanfilippo & Son, Inc.	72,313	7,209,606
	Lifevantage Corp.	41,429	252,717
*	Lifeway Foods, Inc.	33,111	677,120
#	Limoneira Co.	64,193	1,269,738
*	Mama’s Creations, Inc.	100,181	595,075
#	Medifast, Inc.	70,654	1,945,105
#	MGP Ingredients, Inc.	141,007	11,060,589
#*	Mission Produce, Inc.	169,306	1,921,623
	Natural Alternatives International, Inc.	67,637	422,731
	Natural Grocers by Vitamin Cottage, Inc.	114,017	1,865,318
*	Nature’s Sunshine Products, Inc.	163,343	3,177,021
	Oil-Dri Corp. of America	56,726	3,928,276
	PriceSmart, Inc.	157,174	12,666,653
	Rocky Mountain Chocolate Factory, Inc.	70,528	257,427
	Seaboard Corp.	767	2,538,854
#*	Seneca Foods Corp., Class A	45,292	2,631,012
*»	Seneca Foods Corp., Class B	11,120	654,968
*	Simply Good Foods Co.	79,684	2,904,482
	SpartanNash Co.	290,851	5,552,346
#	Spectrum Brands Holdings, Inc.	10,611	868,723
#*	Sprouts Farmers Market, Inc.	160,739	10,613,596
#	Tootsie Roll Industries, Inc.	161,044	4,784,617
*	TreeHouse Foods, Inc.	235,827	8,855,304
	Turning Point Brands, Inc.	91,451	2,637,447
#*	United Natural Foods, Inc.	262,854	2,347,286
	United-Guardian, Inc.	33,435	279,517
	Universal Corp.	132,394	6,809,023
*	USANA Health Sciences, Inc.	75,643	3,140,697
#	Utz Brands, Inc.	110,297	1,988,655

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
Vector Group Ltd.		914,140	$9,461,349
	Village Super Market, Inc., Class A	61,728	1,726,532
#*	Vita Coco Co., Inc.	108,922	2,640,269
*	Vital Farms, Inc.	168,689	4,514,118
#	WD-40 Co.	50,247	11,362,354
#	Weis Markets, Inc.	196,657	12,414,956
*	Willamette Valley Vineyards, Inc.	3,868	16,207

TOTAL CONSUMER STAPLES			263,390,513

ENERGY — (5.3%)
	Adams Resources & Energy, Inc.	35,152	1,036,984
#*	Amplify Energy Corp.	172,966	1,221,140
	Archrock, Inc.	894,239	17,160,446
	Ardmore Shipping Corp.	181,369	3,037,931
	Berry Corp.	349,486	2,967,136
#*	Bristow Group, Inc.	121,557	3,198,165
	Cactus, Inc., Class A	49,617	2,462,988
	California Resources Corp.	170,701	9,023,255
*	Centrus Energy Corp., Class A	64,228	2,757,308
#*	Clean Energy Fuels Corp.	946,125	2,195,010
	CNX Resources Corp.	1,161,237	27,312,294
#	Comstock Resources, Inc.	14,027	141,112
#	CONSOL Energy, Inc.	159,990	13,240,772
#	Core Laboratories, Inc.	120,894	1,910,125
	Crescent Energy Co., Class A	4,416	46,986
#	CVR Energy, Inc.	236,183	7,175,240
	Delek U.S. Holdings, Inc.	336,926	9,208,188
	DHT Holdings, Inc.	971,142	11,090,442
*	DMC Global, Inc.	83,925	1,330,211
	Dorian LPG Ltd.	226,600	9,363,112
	Dril-Quip, Inc.	121,773	2,213,833
*	Encore Energy Corp.	401,901	1,772,383
	Energy Services of America Corp.	44,874	310,528
	Epsilon Energy Ltd.	33,799	183,191
#	Evolution Petroleum Corp.	194,809	1,051,969
	Excelerate Energy, Inc., Class A	17,546	295,826
*	Expro Group Holdings NV	123,196	2,311,157
*	Forum Energy Technologies, Inc.	41,344	771,066
	FutureFuel Corp.	200,677	1,087,669
*	Geospace Technologies Corp.	121,063	1,470,916
	Green Plains, Inc.	294,923	6,096,058
*	Gulf Island Fabrication, Inc.	65,465	451,709
*	Gulfport Energy Corp.	70,166	11,136,046
	Hallador Energy Co.	59,531	304,203
*	Helix Energy Solutions Group, Inc.	992,495	10,659,396
#	Helmerich & Payne, Inc.	93,373	3,672,360
	International Seaways, Inc.	256,449	14,179,065
	Kosmos Energy Ltd.	1,072,927	6,083,496
#	Liberty Energy, Inc.	656,121	14,434,662
#*	Mammoth Energy Services, Inc.	71,460	232,245
*	Mexco Energy Corp.	1,906	23,634
#*	Nabors Industries Ltd.	42,506	3,061,707
	NACCO Industries, Inc., Class A	40,634	1,119,060
*	Natural Gas Services Group, Inc.	91,766	2,026,193
*	Newpark Resources, Inc.	725,833	5,037,281
#*††	Next Bridge Hydrocarbons, Inc.	18,077	0
#	Nordic American Tankers Ltd.	927,820	3,618,498
	Northern Oil & Gas, Inc.	86,159	3,514,426
*	Oceaneering International, Inc.	439,356	10,065,646

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Oil States International, Inc.	257,303	$1,026,639
#*	OPAL Fuels, Inc., Class A	4,407	20,625
	Overseas Shipholding Group, Inc., Class A	344,928	2,097,162
*	Par Pacific Holdings, Inc.	310,089	9,550,741
	Patterson-UTI Energy, Inc.	10,958	118,566
#	Peabody Energy Corp.	137,446	3,015,565
#	PHX Minerals, Inc.	151,244	506,667
*	PrimeEnergy Resources Corp.	2,472	253,281
	ProPetro Holding Corp.	492,861	4,297,748
	Ranger Energy Services, Inc.	59,320	583,709
*	REX American Resources Corp.	154,662	8,557,449
	Riley Exploration Permian, Inc.	5,051	130,972
#	RPC, Inc.	936,946	6,268,169
#	SandRidge Energy, Inc.	47,791	654,737
	Scorpio Tankers, Inc.	281,079	19,776,719
*	SEACOR Marine Holdings, Inc.	117,457	1,435,325
*	Seadrill Ltd.	49,442	2,400,409
	Select Water Solutions, Inc.	440,763	4,072,650
	SFL Corp. Ltd.	889,603	11,858,408
#*	SilverBow Resources, Inc.	94,248	2,895,299
#	Sitio Royalties Corp., Class A	234,924	5,459,634
#*	Smart Sand, Inc.	122,367	255,747
	Solaris Oilfield Infrastructure, Inc., Class A	114,948	1,012,692
*††	Strongbridge Biopharma	9,014	0
	Talos Energy, Inc.	544,445	7,175,785
*	Teekay Corp.	417,513	3,056,195
	Teekay Tankers Ltd., Class A	160,516	9,353,267
*	TETRA Technologies, Inc.	630,377	2,704,317
#*	Tidewater, Inc.	228,378	20,976,519
#*	TOP Ships, Inc.	4,756	59,687
	U.S. Silica Holdings, Inc.	335,994	5,184,387
#*	Uranium Energy Corp.	228,169	1,540,141
#*	Vital Energy, Inc.	90,948	4,822,063
#	Vitesse Energy, Inc.	23,379	518,780
#	W&T Offshore, Inc.	105,432	237,222
	World Kinect Corp.	364,012	8,554,282

TOTAL ENERGY			383,494,626

FINANCIALS — (19.3%)
	1st Source Corp.	198,015	9,821,544
#*	Acacia Research Corp.	101,485	494,232
#	ACNB Corp.	31,333	1,019,576
*	Affinity Bancshares, Inc.	1,853	31,019
#	Alerus Financial Corp.	45,501	896,370
	Amalgamated Financial Corp.	131,403	3,224,630
#	A-Mark Precious Metals, Inc.	125,454	5,026,942
*	Ambac Financial Group, Inc.	272,209	3,933,420
	Amerant Bancorp, Inc.	47,596	1,030,929
*	American Coastal Insurance Corp., Class C	6,743	70,599
	American Equity Investment Life Holding Co.	242,227	13,591,357
	Ameris Bancorp.	220,633	10,475,655
	AMERISAFE, Inc.	147,059	6,705,890
	AmeriServ Financial, Inc.	111,291	269,324
#	Ames National Corp.	31,155	599,734
#	Arrow Financial Corp.	156,541	3,486,168
	Artisan Partners Asset Management, Inc., Class A	297,594	12,180,522
*	AssetMark Financial Holdings, Inc.	141,956	4,799,532
	Associated Banc-Corp	433,681	9,137,659
	Associated Capital Group, Inc., Class A	12,813	416,294

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Assured Guaranty Ltd.	40,374	$3,096,686
	Atlantic American Corp.	7,131	14,119
#	Atlantic Union Bankshares Corp.	470,267	14,940,383
#*	Atlanticus Holdings Corp.	115,004	3,041,856
	Auburn National BanCorp, Inc.	12,735	235,725
#*	AvidXchange Holdings, Inc.	815,503	9,508,765
*	Axos Financial, Inc.	274,883	13,911,829
	Banc of California, Inc.	289,558	3,964,049
	BancFirst Corp.	237,248	21,155,404
*	Bancorp, Inc.	494,971	14,819,432
#	Bank First Corp.	1,424	109,919
#	Bank of Hawaii Corp.	18,122	1,027,336
	Bank of Marin Bancorp	43,570	625,665
	Bank of NT Butterfield & Son Ltd.	212,744	7,233,296
	Bank7 Corp.	11,682	318,919
	BankFinancial Corp.	56,236	543,802
	BankUnited, Inc.	157,986	4,222,966
	Bankwell Financial Group, Inc.	34,572	792,736
	Banner Corp.	241,612	10,541,532
	Bar Harbor Bankshares	81,741	2,050,064
	BayCom Corp.	50,923	1,007,257
	BCB Bancorp, Inc.	105,998	998,501
	Berkshire Hills Bancorp, Inc.	191,189	4,076,149
	BGC Group, Inc., Class A	969,730	7,592,986
#*	Blue Foundry Bancorp	93,502	798,507
	Bread Financial Holdings, Inc.	217,446	8,025,932
#	Bridge Investment Group Holdings, Inc., Class A	6,684	43,981
*	Bridgewater Bancshares, Inc.	35,917	390,777
	Brightsphere Investment Group, Inc.	248,928	5,536,159
	Brookline Bancorp, Inc.	361,249	2,998,367
#*	BRP Group, Inc., Class A	167,018	4,449,360
	Business First Bancshares, Inc.	73,860	1,491,233
*	BV Financial, Inc.	1,149	12,099
	Byline Bancorp, Inc.	184,258	3,992,871
#	C&F Financial Corp.	18,341	718,417
*	California BanCorp	3,677	79,791
*»	California First Leasing Corp.	10,510	201,792
#	Cambridge Bancorp	27,388	1,680,802
	Camden National Corp.	94,501	2,950,321
#*	Cannae Holdings, Inc.	1,081	21,025
#*	Cantaloupe, Inc.	308,696	1,787,350
	Capital Bancorp, Inc.	23,535	456,579
	Capital City Bank Group, Inc.	98,473	2,611,504
	Capitol Federal Financial, Inc.	553,598	2,640,662
*	Carter Bankshares, Inc.	98,302	1,196,335
#	Cass Information Systems, Inc.	91,913	3,969,722
	Cathay General Bancorp	185,617	6,392,650
	CB Financial Services, Inc.	1,003	22,277
*»	CCUR Holdings, Inc.	11	28,600
	Central Pacific Financial Corp.	116,245	2,317,925
	Chemung Financial Corp.	12,247	516,395
	Citizens & Northern Corp.	62,866	1,071,865
	Citizens Community Bancorp, Inc.	8,182	90,002
#	Citizens Holding Co.	992	7,757
#*	Citizens, Inc.	112,023	249,811
#	City Holding Co.	117,002	11,819,542
	Civista Bancshares, Inc.	63,590	908,065
	CNB Financial Corp.	89,912	1,708,328
*	Coastal Financial Corp.	57,864	2,238,180

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Codorus Valley Bancorp, Inc.	42,014	$932,711
#	Cohen & Steers, Inc.	117,330	8,069,957
	Colony Bankcorp, Inc.	25,068	272,489
	Columbia Banking System, Inc.	55,630	1,046,400
#*	Columbia Financial, Inc.	359,097	5,961,010
	Community Bank System, Inc.	93,937	4,059,957
	Community Trust Bancorp, Inc.	152,015	6,386,150
	Community West Bancshares	76,462	1,312,853
	ConnectOne Bancorp, Inc.	172,974	3,097,964
#*	Consumer Portfolio Services, Inc.	124,706	1,067,483
	Crawford & Co., Class A	241,413	2,240,313
	Crawford & Co., Class B	26,911	248,927
	CrossFirst Bankshares, Inc.	183,747	2,219,664
*	Customers Bancorp, Inc.	154,585	7,059,897
	CVB Financial Corp.	289,364	4,728,208
	Diamond Hill Investment Group, Inc.	15,850	2,365,137
#	Dime Community Bancshares, Inc.	217,327	3,955,351
#	Donegal Group, Inc., Class A	137,590	1,849,210
	Donegal Group, Inc., Class B	34,951	453,314
*	Donnelley Financial Solutions, Inc.	155,898	9,787,276
	Eagle Bancorp Montana, Inc.	578	7,398
	Eagle Bancorp, Inc.	109,826	2,030,683
*	eHealth, Inc.	102,485	438,636
	Employers Holdings, Inc.	226,428	9,643,569
#*	Encore Capital Group, Inc.	238,170	9,786,405
*	Enova International, Inc.	275,497	16,675,833
	Enterprise Bancorp, Inc.	52,835	1,283,891
	Enterprise Financial Services Corp.	214,385	8,148,774
	Equity Bancshares, Inc., Class A	64,039	2,133,139
	Esquire Financial Holdings, Inc.	29,823	1,403,470
	ESSA Bancorp, Inc.	59,731	967,642
#	Evans Bancorp, Inc.	22,516	576,184
	EVERTEC, Inc.	293,666	11,021,285
#*	EZCORP, Inc., Class A	447,746	4,916,251
#	Farmers & Merchants Bancorp, Inc.	8,187	167,834
	Farmers National Banc Corp.	166,190	1,966,028
	FB Financial Corp.	148,965	5,459,567
	Federal Agricultural Mortgage Corp., Class A	4,200	619,584
	Federal Agricultural Mortgage Corp., Class C	80,626	15,006,917
	Federated Hermes, Inc.	214,694	7,052,698
#	Fidelity D&D Bancorp, Inc.	657	29,828
	Financial Institutions, Inc.	80,320	1,383,110
*	Finwise Bancorp	7,017	74,450
	First BanCorp.	1,576,127	27,188,191
	First Bancorp, Inc.	76,258	1,683,777
	First Bancorp/Southern Pines NC	227,881	6,929,861
	First Bancshares, Inc.	124,646	2,984,025
	First Bank	95,765	1,118,535
	First Busey Corp.	262,980	5,874,973
	First Business Financial Services, Inc.	48,671	1,609,550
	First Capital, Inc.	350	9,625
	First Commonwealth Financial Corp.	738,487	9,740,644
	First Community Bankshares, Inc.	102,227	3,391,892
#	First Community Corp.	23,267	384,604
	First Financial Bancorp	498,811	11,028,711
	First Financial Corp.	94,219	3,430,514
	First Financial Northwest, Inc.	56,022	1,141,168
#	First Foundation, Inc.	236,843	1,297,900
	First Hawaiian, Inc.	96,322	2,031,431

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	48,133	$1,494,530
	First Interstate BancSystem, Inc., Class A	118,901	3,174,657
	First Merchants Corp.	336,177	11,235,035
	First Mid Bancshares, Inc.	101,656	3,147,270
#	First National Corp.	1,082	15,970
	First Northwest Bancorp	42,395	434,549
	First of Long Island Corp.	90,118	853,417
	First United Corp.	29,799	673,159
#*	First Western Financial, Inc.	7,866	131,126
	Five Star Bancorp	29,518	638,179
	Flushing Financial Corp.	226,906	2,500,504
*	Flywire Corp.	84,600	1,734,300
#	FNCB Bancorp, Inc.	10,902	60,288
	Franklin Financial Services Corp.	1,044	31,602
	FS Bancorp, Inc.	42,693	1,330,741
#	Fulton Financial Corp.	677,461	11,211,980
*	Fundamental Global, Inc.	72,905	97,693
*	FVCBankcorp, Inc.	4,180	48,112
*	Genworth Financial, Inc., Class A	2,133,102	12,649,295
#	German American Bancorp, Inc.	132,569	4,206,414
#*	GoHealth, Inc., Class A	2,046	20,603
#*	Goosehead Insurance, Inc., Class A	102,305	5,822,178
	Great Southern Bancorp, Inc.	117,359	6,032,253
*	Green Dot Corp., Class A	90,286	790,003
*	Greenlight Capital Re Ltd., Class A	150,600	1,825,272
	Guaranty Bancshares, Inc.	40,838	1,173,276
	Hancock Whitney Corp.	35,477	1,610,301
	Hanmi Financial Corp.	183,619	2,809,371
	HarborOne Bancorp, Inc.	280,984	2,846,368
#	Hawthorn Bancshares, Inc.	19,768	360,371
	HBT Financial, Inc.	97,588	1,800,987
#	HCI Group, Inc.	100,407	11,464,471
	Heartland Financial USA, Inc.	171,718	7,231,045
	Heritage Commerce Corp.	254,615	2,021,643
	Heritage Financial Corp.	246,756	4,377,451
*	Heritage Global, Inc.	102,862	253,041
*	Heritage Insurance Holdings, Inc.	141,265	1,442,316
	Hingham Institution For Savings The	14,583	2,463,069
	HMN Financial, Inc.	34,270	681,973
	Home Bancorp, Inc.	35,974	1,259,090
	HomeStreet, Inc.	61,980	759,255
	HomeTrust Bancshares, Inc.	66,754	1,715,578
	Hope Bancorp, Inc.	586,658	5,878,313
	Horace Mann Educators Corp.	304,047	11,207,172
#	Horizon Bancorp, Inc.	189,860	2,179,593
*	I3 Verticals, Inc., Class A	123,558	2,806,002
	Independent Bank Corp.	64,526	3,241,786
	Independent Bank Corp.	88,232	2,189,036
	Independent Bank Group, Inc.	252,435	9,400,679
	International Bancshares Corp.	222,482	12,381,123
*	International Money Express, Inc.	154,297	3,121,428
	Investar Holding Corp.	20,476	341,540
	Investors Title Co.	20,940	3,359,404
	Jackson Financial, Inc., Class A	137,637	9,403,360
	James River Group Holdings Ltd.	16,229	144,276
#*	Katapult Holdings, Inc.	1,007	13,227
	Kearny Financial Corp.	282,750	1,526,850
	Kemper Corp.	169,823	9,902,379
	Kentucky First Federal Bancorp	40,640	158,090

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Kingstone Cos., Inc.	2,400	$11,160
#*	Lake Shore Bancorp, Inc.	4,212	48,901
	Lakeland Bancorp, Inc.	307,413	3,747,364
#	Lakeland Financial Corp.	183,511	10,784,941
#	Landmark Bancorp, Inc.	25,828	464,904
	LCNB Corp.	36,303	511,872
*	LendingClub Corp.	376,447	2,830,881
#*	LendingTree, Inc.	32,497	1,568,630
	Live Oak Bancshares, Inc.	187,845	6,071,150
	Macatawa Bank Corp.	213,910	2,994,740
	Magyar Bancorp, Inc.	25,049	285,308
#*	Maiden Holdings Ltd.	305,429	635,292
#	MainStreet Bancshares, Inc.	3,194	48,772
*	Marqeta, Inc., Class A	642,373	3,565,170
	Mercantile Bank Corp.	80,498	2,904,368
	Merchants Bancorp	131,830	5,316,704
	Mercury General Corp.	251,758	13,156,873
	Meridian Corp.	6,998	64,801
#	Metrocity Bankshares, Inc.	58,106	1,335,276
#*	Metropolitan Bank Holding Corp.	10,589	420,383
	Mid Penn Bancorp, Inc.	37,315	754,882
#	Middlefield Banc Corp.	1,832	39,333
	Midland States Bancorp, Inc.	93,139	2,039,744
	MidWestOne Financial Group, Inc.	36,035	726,826
#*	Moneylion, Inc.	2,806	186,066
*	Mr Cooper Group, Inc.	150,508	11,619,218
#	MVB Financial Corp.	46,981	844,249
	National Bank Holdings Corp., Class A	228,519	7,479,427
#	National Bankshares, Inc.	4,337	116,275
	National Western Life Group, Inc., Class A	15,360	7,508,275
#	Navient Corp.	474,013	7,119,675
	NBT Bancorp, Inc.	333,653	11,681,192
	Nelnet, Inc., Class A	59,790	5,631,022
*	NerdWallet, Inc., Class A	94,841	1,192,151
*	NI Holdings, Inc.	37,399	556,123
#*	Nicholas Financial, Inc.	52,807	338,493
#	Nicolet Bankshares, Inc.	64,165	4,910,547
*	NMI Holdings, Inc., Class A	581,320	17,939,535
	Northeast Bank	42,137	2,179,326
	Northeast Community Bancorp, Inc.	17,990	283,882
	Northfield Bancorp, Inc.	268,374	2,238,239
	Northrim BanCorp, Inc.	50,162	2,397,744
#	Northwest Bancshares, Inc.	838,021	8,883,023
#	Norwood Financial Corp.	22,723	547,397
	Oak Valley Bancorp	7,182	173,445
	OceanFirst Financial Corp.	257,962	3,807,519
*	Ocwen Financial Corp.	33,238	775,775
	OFG Bancorp	404,726	14,614,656
	Ohio Valley Banc Corp.	18,090	425,115
#	Old Second Bancorp, Inc.	161,662	2,214,769
	OP Bancorp	17,026	155,447
*	Open Lending Corp., Class A	173,034	882,473
	Oppenheimer Holdings, Inc., Class A	57,747	2,312,767
*	OptimumBank Holdings, Inc.	3,264	13,872
#	Orange County Bancorp, Inc.	710	30,679
	Origin Bancorp, Inc.	107,945	3,205,967
	Orrstown Financial Services, Inc.	43,494	1,140,413
*	Oscar Health, Inc., Class A	464,062	8,060,757
	Pacific Premier Bancorp, Inc.	584,276	12,561,934

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Palomar Holdings, Inc.	89,620	$7,050,405
#	Park National Corp.	69,937	9,211,402
	Parke Bancorp, Inc.	38,573	634,912
	Pathfinder Bancorp, Inc.	100	1,272
	Pathward Financial, Inc.	287,658	14,489,333
*	Paymentus Holdings, Inc., Class A	113,064	2,307,636
*	Payoneer Global, Inc.	203,332	1,004,460
#*	Paysafe Ltd.	141,402	2,010,736
	PCB Bancorp	35,532	517,346
	Peapack-Gladstone Financial Corp.	123,933	2,773,621
#	Penns Woods Bancorp, Inc.	47,304	826,874
	PennyMac Financial Services, Inc.	120,968	10,359,700
	Peoples Bancorp of North Carolina, Inc.	29,492	857,922
#	Peoples Bancorp, Inc.	205,490	5,967,430
	Peoples Financial Services Corp.	19,563	740,851
	Perella Weinberg Partners	136,957	2,043,398
#*	Pioneer Bancorp, Inc.	16,561	146,648
	Piper Sandler Cos	134,207	26,276,389
#	PJT Partners, Inc., Class A	59,416	5,614,218
	Plumas Bancorp	8,413	295,801
#*	Ponce Financial Group, Inc.	49,684	399,459
*	PRA Group, Inc.	114,751	2,729,926
#	Preferred Bank	120,502	9,120,796
	Premier Financial Corp.	178,693	3,463,070
	Primis Financial Corp.	77,674	754,991
	Princeton Bancorp, Inc.	2,150	62,673
	ProAssurance Corp.	210,598	2,813,589
	PROG Holdings, Inc.	235,156	7,816,585
*	Provident Bancorp, Inc.	31,830	283,128
	Provident Financial Holdings, Inc.	65,597	848,825
	Provident Financial Services, Inc.	301,341	4,423,686
	QCR Holdings, Inc.	105,948	5,822,902
	RBB Bancorp	42,815	760,394
	Red River Bancshares, Inc.	6,403	289,480
	Regional Management Corp.	66,929	1,687,280
*	Remitly Global, Inc.	88,364	1,575,530
	Renasant Corp.	344,730	10,017,854
#*	Repay Holdings Corp.	386,379	3,929,474
	Republic Bancorp, Inc., Class A	172,853	8,767,104
#	Richmond Mutual BanCorp, Inc.	3,990	43,371
	Riverview Bancorp, Inc.	152,405	568,471
	S&T Bancorp, Inc.	233,113	7,028,357
	Safety Insurance Group, Inc.	116,851	9,297,834
	Sandy Spring Bancorp, Inc.	185,101	3,785,315
	SB Financial Group, Inc.	8,523	114,038
	Seacoast Banking Corp. of Florida	349,893	8,072,032
*	Security National Financial Corp., Class A	73,187	481,570
#	ServisFirst Bancshares, Inc.	12,219	720,432
	Shore Bancshares, Inc.	57,036	590,323
	Sierra Bancorp	80,030	1,586,195
	Silvercrest Asset Management Group, Inc., Class A	34,585	506,670
	Simmons First National Corp., Class A	763,401	13,046,523
#*	SiriusPoint Ltd.	653,647	7,699,962
	SmartFinancial, Inc.	72,921	1,498,527
	Sound Financial Bancorp, Inc.	300	11,997
	South Plains Financial, Inc.	57,703	1,495,662
*	Southern First Bancshares, Inc.	66,635	1,720,516
	Southern Missouri Bancorp, Inc.	49,412	1,981,421
	Southern States Bancshares, Inc.	14,216	343,601

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Southside Bancshares, Inc.	190,645	$5,082,596
#	Stellar Bancorp, Inc.	112,486	2,497,189
	StepStone Group, Inc., Class A	56,449	2,036,115
#*	Sterling Bancorp, Inc.	106,206	502,354
#	Stewart Information Services Corp.	200,788	12,450,864
#	Stock Yards Bancorp, Inc.	194,594	8,669,163
*	StoneX Group, Inc.	226,750	16,462,050
	Summit Financial Group, Inc.	65,399	1,731,112
#	Summit State Bank	3,397	33,868
	Territorial Bancorp, Inc.	33,232	250,237
*	Texas Capital Bancshares, Inc.	204,783	11,754,544
*	Third Coast Bancshares, Inc.	16,260	315,769
	Timberland Bancorp, Inc.	70,916	1,730,350
	Tiptree, Inc.	258,075	4,111,135
	Tompkins Financial Corp.	90,562	3,982,917
	Towne Bank	285,040	7,373,985
	TriCo Bancshares	204,656	7,115,889
#*	Triumph Financial, Inc.	200,880	14,133,917
#*	Trupanion, Inc.	1,497	33,683
	TrustCo Bank Corp.	82,896	2,206,692
	Trustmark Corp.	199,960	5,918,816
#	U.S. Global Investors, Inc., Class A	10,779	28,888
	UMB Financial Corp.	2,987	237,944
*»	Unico American Corp.	95,372	1,907
	Union Bankshares, Inc.	14,917	390,825
	United Bancorp, Inc.	2,991	37,358
	United Bancshares, Inc.	7,872	145,238
	United Community Banks, Inc.	97,352	2,456,191
	United Fire Group, Inc.	219,939	4,858,453
	United Security Bancshares	52,852	376,306
	Unity Bancorp, Inc.	57,280	1,541,978
	Universal Insurance Holdings, Inc.	295,542	5,768,980
	Univest Financial Corp.	133,670	2,789,693
	USCB Financial Holdings, Inc.	12,890	143,595
	Valley National Bancorp	296,802	2,080,582
#	Value Line, Inc.	52,803	1,911,469
#*	Velocity Financial, Inc.	18,218	312,439
	Veritex Holdings, Inc.	220,977	4,304,632
	Victory Capital Holdings, Inc., Class A	273,580	13,914,279
#	Virginia National Bankshares Corp.	4,265	120,316
	Virtu Financial, Inc., Class A	131,170	2,846,389
#	Virtus Investment Partners, Inc.	58,936	12,925,844
#	WaFd, Inc.	320,000	8,668,800
#	Walker & Dunlop, Inc.	141,082	12,927,344
#	Washington Trust Bancorp, Inc.	110,623	2,816,462
	Waterstone Financial, Inc.	152,016	1,723,861
#	WesBanco, Inc.	387,668	10,467,036
#	West BanCorp, Inc.	108,529	1,764,682
	Westamerica BanCorp	108,286	5,040,713
#	Western New England Bancorp, Inc.	139,812	844,464
	Westwood Holdings Group, Inc.	26,477	329,374
	White Mountains Insurance Group Ltd.	4,310	7,663,783
#	WisdomTree, Inc.	648,981	5,775,931
#*	World Acceptance Corp.	63,898	8,790,448
	WSFS Financial Corp.	376,179	16,074,129
	WVS Financial Corp.	6,337	81,621

TOTAL FINANCIALS			1,398,102,435

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (10.3%)
#*	2seventy bio, Inc.	10,300	$46,968
#*	4D Molecular Therapeutics, Inc.	157,943	3,779,576
*	AC Immune SA	10,530	26,114
#*	Accolade, Inc.	105,327	803,645
#*	Accuray, Inc.	436,337	929,398
#*	Actinium Pharmaceuticals, Inc.	52,101	401,178
#*	AdaptHealth Corp.	64,622	636,527
*	Addus HomeCare Corp.	116,046	11,157,823
*	ADMA Biologics, Inc.	961,282	6,267,559
#††	Aduro Biotech, Inc.	3,260	1,597
*	Agios Pharmaceuticals, Inc.	315,792	10,263,240
#*	Akero Therapeutics, Inc.	18,391	365,797
††	Albireo Pharma, Inc.	44,018	246,501
#*	Aldeyra Therapeutics, Inc.	192,521	758,533
#*	Alector, Inc.	266,468	1,353,657
#*	Allogene Therapeutics, Inc.	99,967	275,909
*	Amedisys, Inc.	28,208	2,596,546
*	American Shared Hospital Services	5,689	17,320
#*	AMN Healthcare Services, Inc.	23,601	1,415,588
#*	Amneal Pharmaceuticals, Inc.	682,671	4,130,160
*	Amphastar Pharmaceuticals, Inc.	363,850	15,008,812
	AnaptysBio, Inc.	121,414	2,955,217
*	AngioDynamics, Inc.	76,103	440,636
*	ANI Pharmaceuticals, Inc.	86,385	5,701,410
*	Anika Therapeutics, Inc.	112,335	2,908,353
*	Apyx Medical Corp.	22,839	32,660
#*	ARCA biopharma, Inc.	32,400	113,076
#*	Arcturus Therapeutics Holdings, Inc.	122,352	3,128,541
#*	Arcus Biosciences, Inc.	197,603	3,009,494
	ARS Pharmaceuticals, Inc.	46,986	408,778
#*	Artivion, Inc.	288,919	5,668,591
*	Arvinas, Inc.	77,158	2,451,310
#*	Astrana Health, Inc.	187,616	6,969,934
#*	Atea Pharmaceuticals, Inc.	65,408	242,010
#*	AtriCure, Inc.	188,913	4,556,582
#	Atrion Corp.	13,689	5,794,417
	Aura Biosciences, Inc.	67,894	502,416
*	Avanos Medical, Inc.	188,650	3,410,792
#*	Avidity Biosciences, Inc.	39,587	955,234
#*	Avita Medical, Inc.	9,863	82,849
#*	Axogen, Inc.	50,714	325,077
*	Axonics, Inc.	207,632	13,822,062
*	Aytu BioPharma, Inc.	3,228	9,297
*	Azenta, Inc.	89,021	4,670,042
#*	BioLife Solutions, Inc.	68,833	1,207,331
#*	Biomea Fusion, Inc.	20,772	223,091
	Black Diamond Therapeutics, Inc.	9,979	55,583
#*	Brookdale Senior Living, Inc.	809,852	5,498,895
#*	Cabaletta Bio, Inc.	11,728	124,845
#*	CareDx, Inc.	84,413	655,045
#*	Caribou Biosciences, Inc.	367,667	1,334,631
*	Castle Biosciences, Inc.	25,937	547,011
#*	Catalyst Pharmaceuticals, Inc.	713,683	10,740,929
#*	Celcuity, Inc.	3,519	55,495
#*	Certara, Inc.	265,583	4,544,125
*	CervoMed, Inc.	1,022	24,824
#*	Check Cap Ltd.	8,958	19,618
#††	Chinook Therapeutics, Inc.	384,400	480,500
#*	Codexis, Inc.	14,875	43,286

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Cogent Biosciences, Inc.	290,777	$1,890,050
	Collegium Pharmaceutical, Inc.	232,091	8,571,121
*	Community Health Systems, Inc.	208,879	689,301
#	CONMED Corp.	93,451	6,352,799
#*	Corcept Therapeutics, Inc.	464,405	10,829,925
*	CorVel Corp.	158,162	37,776,994
*	Crinetics Pharmaceuticals, Inc.	137,584	6,028,931
*	Cross Country Healthcare, Inc.	296,441	5,217,362
#*	CryoPort, Inc.	29,123	471,501
#*	Cue Biopharma, Inc.	30,156	57,296
*	Cullinan Therapeutics, Inc.	134,587	3,635,195
*	Cumberland Pharmaceuticals, Inc.	47,772	76,435
#*††	Curative Health Services, Inc.	113,000	0
	CVRx, Inc.	235	3,645
#*	Cytek Biosciences, Inc.	120,996	727,186
#*	Day One Biopharmaceuticals, Inc.	234,174	4,004,375
*	Deciphera Pharmaceuticals, Inc.	341,481	8,629,225
#*	Definitive Healthcare Corp.	154,163	1,069,891
#*	Dianthus Therapeutics, Inc.	3,308	70,626
#*	Dynavax Technologies Corp.	561,526	6,384,551
#*	Dyne Therapeutics, Inc.	73,729	1,866,081
*	Edesa Biotech, Inc.	7,911	35,362
	Edgewise Therapeutics, Inc.	12,830	230,170
#*	Editas Medicine, Inc.	283,445	1,476,748
#*	Electromed, Inc.	44,680	776,985
	Embecta Corp.	2,868	29,053
#*	Enhabit, Inc.	204,756	2,065,988
*	Enovis Corp.	136,699	7,549,886
*	Envista Holdings Corp.	148,300	2,918,544
*	Eton Pharmaceuticals, Inc.	3,315	11,602
#*	Evolent Health, Inc., Class A	309,655	8,589,830
#*	Fate Therapeutics, Inc.	62,081	245,220
*	FONAR Corp.	54,951	864,929
	Fulcrum Therapeutics, Inc.	258,212	1,841,052
#*	Fulgent Genetics, Inc.	97,871	1,991,675
#*	Glaukos Corp.	180,018	17,281,728
#*	GoodRx Holdings, Inc., Class A	45,246	321,247
*	Haemonetics Corp.	23,163	2,129,838
#*	Harmony Biosciences Holdings, Inc.	126,666	3,915,246
*	Harvard Bioscience, Inc.	211,453	807,750
	HealthStream, Inc.	263,522	6,790,962
*	HilleVax, Inc.	20,175	266,310
*	Hims & Hers Health, Inc.	726,441	9,102,306
#*	ICU Medical, Inc.	34,140	3,342,989
*	Ideaya Biosciences, Inc.	270,006	10,975,744
*	ImmuCell Corp.	1,763	8,656
#*	Immunome, Inc.	4,456	62,651
#*	Immunovant, Inc.	89,648	2,459,941
*	Inari Medical, Inc.	109,044	4,071,703
	InfuSystem Holdings, Inc.	90,156	677,072
#*	Inmune Bio, Inc.	5,679	67,239
#*	Innoviva, Inc.	402,219	6,077,529
*	Inogen, Inc.	77,476	526,837
#*	Inozyme Pharma, Inc.	14,065	62,027
	Integer Holdings Corp.	153,874	17,176,955
*	Integra LifeSciences Holdings Corp.	49,750	1,451,207
*	Intellia Therapeutics, Inc.	9,618	205,825
#*	Iovance Biotherapeutics, Inc.	320,723	3,778,117
	iRadimed Corp.	56,210	2,282,688

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	iTeos Therapeutics, Inc.	51,000	$547,740
#*	Janux Therapeutics, Inc.	4,563	260,091
#*	Joint Corp.	17,499	208,938
#*	KalVista Pharmaceuticals, Inc.	124,102	1,408,558
#*	Keros Therapeutics, Inc.	19,472	1,098,026
	Kewaunee Scientific Corp.	26,379	941,730
*	Kiniksa Pharmaceuticals Ltd., Class A	84,194	1,576,112
*	Kodiak Sciences, Inc.	48,912	157,007
#*	Krystal Biotech, Inc.	144,924	22,190,763
#*	Kura Oncology, Inc.	259,923	5,099,689
*	Larimar Therapeutics, Inc.	41,139	283,448
#	LeMaitre Vascular, Inc.	171,467	11,111,062
*	LENSAR, Inc.	81,309	253,684
#*	LifeStance Health Group, Inc.	119,967	741,396
*	Ligand Pharmaceuticals, Inc.	77,764	5,434,926
*	LivaNova PLC	123,849	6,904,582
	Longboard Pharmaceuticals, Inc.	12,626	268,934
	Lyra Therapeutics, Inc.	53,050	273,738
*	MacroGenics, Inc.	363,770	5,376,521
#*	MaxCyte, Inc.	159,633	579,468
#*	MeiraGTx Holdings PLC	83,880	409,334
#*	Merrimack Pharmaceuticals, Inc.	145,158	2,139,629
#	Mesa Laboratories, Inc.	21,945	2,327,926
#*	MiMedx Group, Inc.	189,189	1,165,404
#††	Mirati Therapeutics, Inc.	65,800	34,545
	ModivCare, Inc.	108,547	2,547,598
#*	Monte Rosa Therapeutics, Inc.	7,043	37,469
#*	Morphic Holding, Inc.	59,839	1,631,809
*	Myriad Genetics, Inc.	366,738	7,177,063
	National HealthCare Corp.	107,117	9,733,722
	National Research Corp.	222,620	7,624,735
*	Nautilus Biotechnology, Inc.	87,150	221,361
#*	Neogen Corp.	98,614	1,215,911
#*	NeoGenomics, Inc.	537,962	7,488,431
*»	Neoleukin Therapeutics, Inc.	2,887	0
#*	Neurogene, Inc.	721	24,860
#*	Nevro Corp.	765	8,094
#*	Nexgel, Inc.	198	423
	Nurix Therapeutics, Inc.	123,689	1,486,742
#*	Olema Pharmaceuticals, Inc.	255,760	2,601,079
*	OmniAb, Inc.	493,279	2,190,159
*»	OmniAb, Inc.	35,754	0
*»	OmniAb, Inc.	35,754	0
*	Omnicell, Inc.	62,770	1,682,864
*††	Opiant Pharmaceuticals, Inc.	15,320	0
#*	OptimizeRx Corp.	42,450	432,990
	OraSure Technologies, Inc.	327,154	1,730,645
*	Organogenesis Holdings, Inc.	156,087	366,804
#*	ORIC Pharmaceuticals, Inc.	31,602	279,046
#*	OrthoPediatrics Corp.	28,004	829,758
#*	Ovid therapeutics, Inc.	75,605	230,595
*	Owens & Minor, Inc.	354,198	8,762,858
#*	Pacific Biosciences of California, Inc.	595,347	982,323
*	Pacira BioSciences, Inc.	186,056	4,883,970
#*	Paragon 28, Inc.	10,056	92,716
#	Patterson Cos., Inc.	395,339	10,069,284
#*††	PDL BioPharma, Inc.	616,320	733,421
#*	PDS Biotechnology Corp.	14,335	48,022
*	Pediatrix Medical Group, Inc.	259,619	2,302,820

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Pennant Group, Inc.	236,375	$4,942,601
*	PetIQ, Inc.	124,940	2,039,021
	Phibro Animal Health Corp., Class A	75,516	1,261,117
*	Phreesia, Inc.	48,618	1,008,337
#*	Pliant Therapeutics, Inc.	59,224	700,028
#*	Poseida Therapeutics, Inc.	62,027	150,105
#	Premier, Inc., Class A	526,158	10,986,179
*	Prestige Consumer Healthcare, Inc.	285,192	20,465,378
#*	Privia Health Group, Inc.	83,030	1,527,752
#*	Pro-Dex, Inc.	376	7,001
	Progyny, Inc.	61,908	1,984,770
#*	Protagonist Therapeutics, Inc.	213,059	5,349,911
#*	Prothena Corp. PLC	214,514	4,363,215
*	Pulmonx Corp.	35,538	270,444
#*	Puma Biotechnology, Inc.	96,384	488,667
*	Quanterix Corp.	156,924	2,529,615
*	QuidelOrtho Corp.	42,051	1,705,168
*	RadNet, Inc.	388,934	18,863,299
#*	RAPT Therapeutics, Inc.	140,763	1,083,875
#*	Recursion Pharmaceuticals, Inc., Class A	805,114	6,295,991
*	REGENXBIO, Inc.	116,062	1,781,552
#*	Relay Therapeutics, Inc.	354,758	2,313,022
#*	Replimune Group, Inc.	59,143	375,558
#*	Rocket Pharmaceuticals, Inc.	294,454	6,336,650
*	RxSight, Inc.	18,095	943,292
#*	Sage Therapeutics, Inc.	56,569	788,572
#*	Sana Biotechnology, Inc.	141,816	1,276,344
#*	Sanara Medtech, Inc.	314	9,998
#*	Savara, Inc.	52,313	239,594
#*	Scholar Rock Holding Corp.	145,728	2,137,830
#*	Schrodinger, Inc.	299,226	7,295,130
#*	scPharmaceuticals, Inc.	24,981	111,665
	Select Medical Holdings Corp.	165,714	4,701,306
#*	Semler Scientific, Inc.	29,640	756,709
#*	Shattuck Labs, Inc.	210	2,201
	SI-BONE, Inc.	108,015	1,540,294
#	SIGA Technologies, Inc.	298,070	2,617,055
#	Simulations Plus, Inc.	86,274	3,912,526
*	Soleno Therapeutics, Inc.	4,472	199,719
#*	SpringWorks Therapeutics, Inc.	251,361	11,736,045
*	Supernus Pharmaceuticals, Inc.	314,990	9,481,199
#*	Surgery Partners, Inc.	11,733	292,738
*	Surmodics, Inc.	74,836	1,922,537
*	Sutro Biopharma, Inc.	22,829	77,504
*	Tactile Systems Technology, Inc.	61,773	850,614
#*	Tango Therapeutics, Inc.	66,003	508,223
*	Taro Pharmaceutical Industries Ltd.	49,657	2,109,429
#*	Tarsus Pharmaceuticals, Inc.	112,666	3,541,092
#*	Teladoc Health, Inc.	507,003	6,464,288
#*	Tenaya Therapeutics, Inc.	2,827	12,835
#*	Terns Pharmaceuticals, Inc.	6,598	33,320
*	TruBridge, Inc.	51,206	404,527
#*	Twist Bioscience Corp.	245,063	7,653,317
#*	Tyra Biosciences, Inc.	2,087	35,688
*††	U.S. Diagnostic, Inc.	3	0
#	U.S. Physical Therapy, Inc.	94,167	9,558,892
*	UFP Technologies, Inc.	44,298	9,122,730
	Utah Medical Products, Inc.	46,317	3,066,185
*	Vanda Pharmaceuticals, Inc.	99,262	472,487

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Varex Imaging Corp.	166,390	$2,703,837
#*	Veracyte, Inc.	314,975	6,164,061
#*	Veradigm, Inc.	112,127	895,895
#*	Vericel Corp.	203,615	9,339,820
#*	Verve Therapeutics, Inc.	115,413	693,632
*	Viking Therapeutics, Inc.	1,502	119,529
#*	Viridian Therapeutics, Inc.	4,227	56,050
*	Voyager Therapeutics, Inc.	102,047	798,008
#*	XBiotech, Inc.	15,235	116,852
*	Xencor, Inc.	201,068	4,210,364
*	Xenon Pharmaceuticals, Inc.	22,924	931,861
*	Xeris Biopharma Holdings, Inc.	912	1,596
#*	XOMA Corp.	5,094	129,082
#*	Y-mAbs Therapeutics, Inc.	136,671	2,078,766
#*	Zentalis Pharmaceuticals, Inc.	68,013	752,224
#*	Zevra Therapeutics, Inc.	4,679	21,430
*	Zimvie, Inc.	67,733	1,029,542
*	Zymeworks, Inc.	24,890	213,556

TOTAL HEALTH CARE			750,190,605

INDUSTRIALS — (18.9%)
	AAON, Inc.	84	7,904
*	AAR Corp.	264,917	18,316,361
	ABM Industries, Inc.	250,502	10,946,937
	ACCO Brands Corp.	580,321	2,797,147
#	Acme United Corp.	32,984	1,349,375
*	ACV Auctions, Inc., Class A	479,361	8,364,849
*	AeroVironment, Inc.	140,696	22,481,814
#*	AerSale Corp.	40,852	291,275
#*	Air Transport Services Group, Inc.	402,639	5,161,832
	Alamo Group, Inc.	91,149	17,717,543
	Albany International Corp., Class A	178,866	14,264,563
	Allegiant Travel Co.	66,492	3,627,804
	Allient, Inc.	103,523	3,042,541
#	Alta Equipment Group, Inc.	102,215	1,135,609
#*	Ameresco, Inc., Class A	155,020	3,244,569
*	American Superconductor Corp.	79,416	980,788
*	American Woodmark Corp.	129,866	11,958,061
	Apogee Enterprises, Inc.	197,436	12,197,596
	ARC Document Solutions, Inc.	18,766	49,542
#	ArcBest Corp.	191,857	21,278,860
	Arcosa, Inc.	62,744	4,769,799
	Argan, Inc.	120,680	7,272,177
	Armstrong World Industries, Inc.	19,456	2,235,105
	Astec Industries, Inc.	167,096	6,984,613
	Astronics Corp.	132,624	2,224,104
*	Astronics Corp., Class B	36,203	609,840
#*	Asure Software, Inc.	21,321	157,562
#	Avis Budget Group, Inc.	24,964	2,382,814
*	AZEK Co., Inc.	28,465	1,299,143
	AZZ, Inc.	55,761	3,994,160
#	Barnes Group, Inc.	188,294	6,537,568
	Barrett Business Services, Inc.	40,155	4,878,832
	BGSF, Inc.	28,240	242,017
*	BlueLinx Holdings, Inc.	43,609	4,782,599
	Boise Cascade Co.	282,825	37,409,263
*	Bowman Consulting Group Ltd.	16,067	522,017
	Brady Corp., Class A	106,793	6,300,787
*	BrightView Holdings, Inc.	136,283	1,533,184

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Brink’s Co.	75,327	$6,588,099
	Broadwind, Inc.	7,587	16,084
*	Cadeler AS, ADR	75,936	1,413,169
	Cadre Holdings, Inc.	21,766	725,896
	CBIZ, Inc.	406,188	28,912,462
#*	CECO Environmental Corp.	251,431	5,435,938
	Chicago Rivet & Machine Co.	17,700	283,554
*	Cimpress PLC	94,876	8,090,077
	Civeo Corp.	49,684	1,153,662
	Columbus McKinnon Corp.	162,185	6,693,375
*	Commercial Vehicle Group, Inc.	123,112	739,903
	CompX International, Inc.	22,380	704,746
*	Concrete Pumping Holdings, Inc.	134,101	891,772
*	Conduent, Inc.	818,710	2,578,936
#*	Construction Partners, Inc., Class A	183,397	9,470,621
	Copa Holdings SA, Class A	34,343	3,279,756
#††	Costa Communications, Inc.	22,311	29,451
#	Costamare, Inc.	714,072	8,554,583
	Covenant Logistics Group, Inc.	58,109	2,625,946
	CRA International, Inc.	82,906	12,028,832
#	CSG Systems International, Inc.	226,031	10,677,704
	CSW Industrials, Inc.	68,883	16,367,978
*	Custom Truck One Source, Inc.	37,272	185,987
	Deluxe Corp.	156,055	3,082,086
#*	Distribution Solutions Group, Inc.	136,930	4,514,582
#*	DLH Holdings Corp.	14,417	153,109
*	DNOW, Inc.	585,005	8,254,421
	Douglas Dynamics, Inc.	198,169	4,486,546
*	Ducommun, Inc.	98,591	5,332,787
*	DXP Enterprises, Inc.	106,385	5,187,333
*	Dycom Industries, Inc.	68,493	9,590,390
#	Eastern Co.	56,600	1,799,314
	Encore Wire Corp.	84,933	23,726,883
*	Energy Recovery, Inc.	226,200	3,370,380
	Enerpac Tool Group Corp.	274,712	9,787,989
	EnerSys	27,366	2,475,255
	Ennis, Inc.	219,027	4,358,637
	Enpro, Inc.	125,591	18,854,977
*	Enviri Corp.	280,823	2,184,803
	ESCO Technologies, Inc.	174,924	17,746,040
	Espey Mfg. & Electronics Corp.	35,187	890,231
#	EVI Industries, Inc.	36,137	741,531
	Federal Signal Corp.	239,038	19,433,789
	First Advantage Corp.	185,322	3,020,749
*	Forrester Research, Inc.	154,073	2,802,588
#	Forward Air Corp.	30,898	680,374
	Franklin Covey Co.	148,131	5,768,221
*	Gates Industrial Corp. PLC	47,486	836,703
	Genco Shipping & Trading Ltd.	199,672	4,261,000
*	Gencor Industries, Inc.	55,104	935,115
*	Gibraltar Industries, Inc.	212,636	15,194,969
	Global Industrial Co.	297,670	11,463,272
*	GMS, Inc.	223,238	20,653,980
	Gorman-Rupp Co.	234,749	7,786,624
#	GrafTech International Ltd.	29,408	50,582
*	Graham Corp.	86,246	2,401,089
	Granite Construction, Inc.	297,076	16,487,718
*	Great Lakes Dredge & Dock Corp.	308,009	2,032,859
#	Greenbrier Cos., Inc.	228,037	11,262,747

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	402,713	$26,385,756
	H&E Equipment Services, Inc.	280,843	13,561,908
#*	Hayward Holdings, Inc.	167,810	2,278,860
*	Healthcare Services Group, Inc.	126,301	1,341,317
	Heartland Express, Inc.	94,883	943,137
	Heidrick & Struggles International, Inc.	125,952	3,713,065
	Helios Technologies, Inc.	244,713	11,036,556
	Herc Holdings, Inc.	32,983	4,717,558
#	Hillenbrand, Inc.	89,764	4,283,538
*	Hillman Solutions Corp.	128,527	1,228,718
#	HireQuest, Inc.	878	11,256
*	HireRight Holdings Corp.	17,537	250,779
	HNI Corp.	170,593	7,156,376
	Hub Group, Inc., Class A	393,428	15,823,674
*	Hudson Global, Inc.	2,393	38,886
*	Hudson Technologies, Inc.	173,327	1,719,404
	Hurco Cos., Inc.	50,036	905,652
*	Huron Consulting Group, Inc.	170,273	15,876,255
	Hyster-Yale Materials Handling, Inc.	96,179	5,633,204
*	IBEX Holdings Ltd.	5,619	73,609
	ICF International, Inc.	129,423	18,674,445
*	IES Holdings, Inc.	156,480	21,143,578
#*	Innodata, Inc.	25,888	151,186
*	Innovative Solutions & Support, Inc.	137,613	891,732
	Insperity, Inc.	15,575	1,603,135
	Insteel Industries, Inc.	156,860	5,035,206
	Interface, Inc.	252,933	3,867,346
#*	Janus International Group, Inc.	289,414	4,170,456
*	JELD-WEN Holding, Inc.	299,646	6,142,743
#*	JetBlue Airways Corp.	2,200	12,496
	John Bean Technologies Corp.	9,286	827,290
#	Kadant, Inc.	84,503	23,136,076
	Karat Packaging, Inc.	4,702	127,424
	Kelly Services, Inc., Class A	310,302	7,118,328
#	Kennametal, Inc.	320,400	7,539,012
	Kforce, Inc.	169,253	10,453,065
	Korn Ferry	115,536	7,015,346
*	Kratos Defense & Security Solutions, Inc.	580,592	10,346,149
*	L B Foster Co., Class A	98,654	2,293,705
	Limbach Holdings, Inc.	97,186	4,405,441
	Lindsay Corp.	80,152	9,309,655
*	Liquidity Services, Inc.	205,898	3,553,799
*	LS Starrett Co., Class A	10,210	164,483
	LSI Industries, Inc.	239,767	3,500,598
*	Manitex International, Inc.	45,726	238,232
#*	Manitowoc Co., Inc.	151,730	1,835,933
	ManpowerGroup, Inc.	44,551	3,361,373
	Marten Transport Ltd.	621,259	10,511,702
*	Masonite International Corp.	65,894	8,734,250
*	Mastech Digital, Inc.	59,786	530,900
*	Matrix Service Co.	152,479	1,716,914
	Matson, Inc.	225,848	24,341,897
	Matthews International Corp., Class A	147,648	3,983,543
	Mayville Engineering Co., Inc.	37,170	511,459
	McGrath RentCorp.	167,761	17,893,388
#*	Mercury Systems, Inc.	87,526	2,468,233
	Miller Industries, Inc.	87,308	4,252,773
#	MillerKnoll, Inc.	98,858	2,513,959
*	Mistras Group, Inc.	104,430	913,762

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Montrose Environmental Group, Inc.	59,788	$2,595,995
	Moog, Inc., Class A	51,733	8,229,168
*	MRC Global, Inc.	435,958	4,895,808
	Mueller Water Products, Inc., Class A	903,193	14,306,577
*	MYR Group, Inc.	136,039	22,616,484
	National Presto Industries, Inc.	43,211	3,542,870
	NL Industries, Inc.	100,326	823,676
*	Northwest Pipe Co.	91,196	2,886,353
*	NV5 Global, Inc.	68,516	6,388,432
#	Omega Flex, Inc.	92,135	6,104,865
*	OPENLANE, Inc.	513,182	8,816,467
*	Orion Group Holdings, Inc.	177,528	1,262,224
*	PAM Transportation Services, Inc.	163,228	2,796,096
	Pangaea Logistics Solutions Ltd.	67,554	486,389
	Park Aerospace Corp.	138,386	1,974,768
	Park-Ohio Holdings Corp.	117,622	3,002,890
#*	Paycor HCM, Inc.	63,062	1,095,387
#*	Performant Financial Corp.	42,091	111,962
#*	Perma-Fix Environmental Services, Inc.	2,699	30,904
	Perma-Pipe International Holdings, Inc.	52,501	451,509
#	Pitney Bowes, Inc.	186,510	794,533
	Powell Industries, Inc.	112,544	16,093,792
	Preformed Line Products Co.	51,179	6,194,194
	Primoris Services Corp.	361,141	16,829,171
*	Proto Labs, Inc.	58,991	1,798,046
	Quad/Graphics, Inc.	361,051	1,621,119
	Quanex Building Products Corp.	278,645	9,256,587
*	Quest Resource Holding Corp.	1,700	17,238
*	Radiant Logistics, Inc.	221,650	1,094,951
#*	RCM Technologies, Inc.	15,580	295,241
*	Resideo Technologies, Inc.	253,948	4,959,604
	Resources Connection, Inc.	199,042	2,199,414
	REV Group, Inc.	257,651	5,632,251
	Rush Enterprises, Inc., Class A	368,286	16,175,121
	Rush Enterprises, Inc., Class B	203,494	8,324,940
*	RXO, Inc.	5,245	99,183
*	Servotronics, Inc.	24,804	322,452
	Shyft Group, Inc.	235,248	2,559,498
*	SIFCO Industries, Inc.	45,608	143,387
*	SkyWest, Inc.	213,560	15,596,287
*	SP Plus Corp.	150,328	7,675,748
*	SPX Technologies, Inc.	173,830	21,174,232
	Standex International Corp.	87,438	15,116,281
#	Star Bulk Carriers Corp.	130,109	3,164,251
	Steelcase, Inc., Class A	327,563	3,940,583
*	Sterling Check Corp.	35,646	539,324
*	Sterling Infrastructure, Inc.	144,036	14,634,058
*	Stratasys Ltd.	117,010	1,137,337
#*	Sunrun, Inc.	10,850	111,647
#	Tecnoglass, Inc.	180,436	10,023,220
	Tennant Co.	138,250	16,103,360
	Terex Corp.	171,708	9,624,233
*	Thermon Group Holdings, Inc.	155,845	4,976,131
*	Titan International, Inc.	374,549	4,127,530
*	Titan Machinery, Inc.	105,135	2,340,305
#*	Transcat, Inc.	44,874	4,818,121
	Trinity Industries, Inc.	358,905	9,338,708
*	Triumph Group, Inc.	16,917	226,011
*	TrueBlue, Inc.	188,226	1,961,315

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	TTEC Holdings, Inc.	73,055	$531,840
*	Tutor Perini Corp.	225,294	3,746,639
	Twin Disc, Inc.	88,449	1,422,260
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	93,981	1,099,578
#	Universal Logistics Holdings, Inc.	106,109	4,740,950
*	V2X, Inc.	47,027	2,284,572
*	Verra Mobility Corp.	385,526	9,090,703
	Vestis Corp.	11,261	207,428
*	Viad Corp.	34,187	1,178,768
#*	Vicor Corp.	41,521	1,344,450
	Virco Mfg. Corp.	133,476	1,424,189
#	VSE Corp.	75,217	5,872,191
#	Wabash National Corp.	457,466	10,572,039
	Werner Enterprises, Inc.	163,849	5,603,636
*	Willdan Group, Inc.	47,861	1,349,202
#*	Willis Lease Finance Corp.	74,923	3,642,007

TOTAL INDUSTRIALS			1,372,247,958

INFORMATION TECHNOLOGY — (10.2%)
#*	8x8, Inc.	204,345	451,602
#*	908 Devices, Inc.	3,160	18,012
	A10 Networks, Inc.	411,676	5,376,489
*	ACI Worldwide, Inc.	450,684	15,368,324
#	Adeia, Inc.	522,819	5,144,539
#	Advanced Energy Industries, Inc.	42,671	4,089,589
*	Agilysys, Inc.	187,965	15,610,493
#*	Airgain, Inc.	27,729	145,300
*	Alarm.com Holdings, Inc.	201,668	13,410,922
*	Alithya Group, Inc., Class A	86,816	131,960
*	Alkami Technology, Inc.	161,417	3,885,307
*	Alpha & Omega Semiconductor Ltd.	192,304	4,205,688
*	Ambarella, Inc.	97,444	4,479,501
	American Software, Inc., Class A	224,960	2,274,346
#*	Amplitude, Inc., Class A	62,913	615,918
#*	Amtech Systems, Inc.	64,515	310,962
#*	Applied Optoelectronics, Inc.	25,312	249,323
*	Arlo Technologies, Inc.	12,353	152,930
#*	AstroNova, Inc.	59,126	1,021,106
#*	Aurora Innovation, Inc.	337,587	936,804
#*	AvePoint, Inc.	312,464	2,427,845
#*	Aviat Networks, Inc.	29,230	977,744
*	Aware, Inc.	97,830	191,747
*	Axcelis Technologies, Inc.	34,022	3,521,957
*	AXT, Inc.	157,701	473,103
	Badger Meter, Inc.	62,690	11,467,255
#	Bel Fuse, Inc., Class A	33,047	2,313,290
	Bel Fuse, Inc., Class B	83,530	4,904,882
	Belden, Inc.	204,344	16,607,037
	Benchmark Electronics, Inc.	296,235	8,949,259
*	BK Technologies Corp.	9,350	131,429
*	Blackbaud, Inc.	87,887	6,848,155
#*	BlackLine, Inc.	65,637	3,810,228
*	Box, Inc., Class A	115,959	3,017,253
	Calix, Inc.	288,495	7,999,966
#*	Cerence, Inc.	164,487	1,498,477
	CEVA, Inc.	147,076	2,981,231
#*	Cleanspark, Inc.	651,738	10,675,468
#*	Clearfield, Inc.	10,284	309,754

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Climb Global Solutions, Inc.	32,917	$2,121,830
*	Cohu, Inc.	288,294	8,741,074
*	CommVault Systems, Inc.	60,211	6,169,821
*	Comtech Telecommunications Corp.	41,659	78,319
#*	CoreCard Corp.	5,645	67,627
*	Corsair Gaming, Inc.	236,251	2,622,386
	Crane NXT Co.	79,968	4,862,854
*	Credo Technology Group Holding Ltd.	195,075	3,485,990
#*	CS Disco, Inc.	166,282	1,255,429
#	CSP, Inc.	99,782	1,304,151
	CTS Corp.	254,031	11,621,918
#*	CVD Equipment Corp.	38,740	174,330
#*	Daily Journal Corp.	3,764	1,261,693
#*	Daktronics, Inc.	195,368	1,846,228
*	Data I/O Corp.	49,450	140,933
#*	Data Storage Corp.	9,283	44,930
#*	Diebold Nixdorf, Inc.	18,491	585,425
	Digi International, Inc.	231,060	7,084,300
#*	DigitalOcean Holdings, Inc.	71,327	2,343,805
*	Diodes, Inc.	13,942	1,017,905
*	DXC Technology Co.	57,377	1,118,278
#*	E2open Parent Holdings, Inc.	77,097	373,920
#*	Eastman Kodak Co.	187,721	844,745
*	eGain Corp.	122,120	758,365
*	Electro-Sensors, Inc.	4,550	18,883
#*	Enfusion, Inc., Class A	62,112	578,263
#*	Envestnet, Inc.	212,941	13,217,248
#*	ePlus, Inc.	206,398	15,867,878
*	Everbridge, Inc.	60,771	2,111,792
*	EverCommerce, Inc.	3,049	27,441
#*	Everspin Technologies, Inc.	80,807	599,588
*	Extreme Networks, Inc.	617,687	6,918,094
#*	FARO Technologies, Inc.	82,249	1,542,169
#*	Fastly, Inc., Class A	607,756	7,688,113
*	FormFactor, Inc.	482,486	21,514,051
*	Frequency Electronics, Inc.	67,479	647,798
*	Grid Dynamics Holdings, Inc.	322,483	3,150,659
#*	GSI Technology, Inc.	54,160	212,849
	Hackett Group, Inc.	317,440	6,885,274
#*	Harmonic, Inc.	861,681	9,254,454
*	Ichor Holdings Ltd.	134,988	5,234,835
*	Identiv, Inc.	55,048	277,442
	Immersion Corp.	140,453	1,021,093
#*	indie Semiconductor, Inc., Class A	167,555	941,659
#*	Infinera Corp.	276,395	1,332,224
	Information Services Group, Inc.	203,378	685,384
#*	Insight Enterprises, Inc.	19,439	3,548,978
#*	Intapp, Inc.	87,630	2,709,520
#	InterDigital, Inc.	129,352	12,770,923
#*	inTEST Corp.	81,789	921,762
#*	Intevac, Inc.	123,293	521,529
#*	IonQ, Inc.	19,907	170,205
*	Issuer Direct Corp.	94	1,088
*	Iteris, Inc.	189,753	850,093
*	Itron, Inc.	177,401	16,342,180
#*	Jamf Holding Corp.	211,144	4,110,974
*	JFrog Ltd.	215,527	8,595,217
*	Key Tronic Corp.	68,663	296,624
*	Kimball Electronics, Inc.	183,859	3,848,169

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Knowles Corp.	549,007	$8,690,781
#	Kulicke & Soffa Industries, Inc.	372,420	17,235,598
#*	KVH Industries, Inc.	104,181	500,069
*	Kyndryl Holdings, Inc.	327,418	6,437,038
#*	Lantronix, Inc.	123,199	463,228
	LGL Group, Inc.	51,187	291,766
*	LiveRamp Holdings, Inc.	292,799	9,401,776
#*	Lumentum Holdings, Inc.	37,455	1,639,031
#*	Luna Innovations, Inc.	112,545	231,843
*	Magnachip Semiconductor Corp.	173,906	873,008
*	Matterport, Inc.	526,283	2,420,902
*	MaxLinear, Inc.	272,856	5,672,676
*	MeridianLink, Inc.	108,821	1,815,134
	Methode Electronics, Inc.	275,701	3,360,795
#*	Mirion Technologies, Inc.	357,312	3,883,981
#*	Mitek Systems, Inc.	202,863	2,562,160
#*	Model N, Inc.	115,154	3,414,316
#*	M-Tron Industries, Inc.	25,593	710,462
*	N-able, Inc.	614,529	7,534,126
	Napco Security Technologies, Inc.	371,440	15,117,608
	Navitas Semiconductor Corp.	171,615	743,093
*	nCino, Inc.	35,243	1,027,686
*	NCR Voyix Corp.	274,098	3,357,701
#*	NETGEAR, Inc.	125,528	1,855,304
*	NetScout Systems, Inc.	424,006	8,166,356
	Network-1 Technologies, Inc.	41,388	78,223
#*	nLight, Inc.	201,560	2,295,768
#	NVE Corp.	26,844	2,185,102
*	Olo, Inc., Class A	160,928	772,454
	ON24, Inc.	172,421	1,136,254
*	OneSpan, Inc.	35,161	380,442
*	Optical Cable Corp.	27,967	78,308
*	OSI Systems, Inc.	130,061	17,095,218
#*	PAR Technology Corp.	122,684	5,187,080
	PC Connection, Inc.	152,870	9,473,354
*	PDF Solutions, Inc.	170,662	5,133,513
*	Perficient, Inc.	164,692	7,783,344
*	Photronics, Inc.	339,230	9,298,294
*	Plexus Corp.	205,049	20,712,000
	Powerfleet, Inc. NJ	34,344	164,508
	Progress Software Corp.	298,601	14,876,302
#*	Q2 Holdings, Inc.	205,399	10,555,455
*	Red Violet, Inc.	6,476	108,667
*	RF Industries Ltd.	52,025	149,572
#*	Ribbon Communications, Inc.	376,085	1,192,189
#	Richardson Electronics Ltd.	101,116	1,064,751
#*	Riot Platforms, Inc.	686,004	6,935,500
*	Rogers Corp.	76,669	9,130,511
*	Sanmina Corp.	275,638	16,722,957
	Sapiens International Corp. NV	241,724	7,445,099
*	ScanSource, Inc.	243,771	10,145,749
*	SecureWorks Corp., Class A	20,131	122,598
*	SEMrush Holdings, Inc., Class A	3,867	47,332
*	SiTime Corp.	17,651	1,573,057
#*	SMART Global Holdings, Inc.	302,404	5,524,921
#*	SmartRent, Inc.	486,042	1,127,617
	SolarWinds Corp.	552,398	6,087,426
#*	SoundThinking, Inc.	5,077	67,829
#*	Sprinklr, Inc., Class A	7,993	93,438

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
††	SRAX, Inc.	29,242	$2,924
*	Synaptics, Inc.	26,805	2,411,378
*	Telos Corp.	188,798	649,465
*	Teradata Corp.	46,101	1,710,347
#*	Thoughtworks Holding, Inc.	37,838	87,784
*	TransAct Technologies, Inc.	60,404	323,161
#*	Trio-Tech International	14,028	86,972
*	TSR, Inc.	51,284	401,041
#*	TTM Technologies, Inc.	717,821	10,717,068
*	Turtle Beach Corp.	63,770	899,157
*	Ultra Clean Holdings, Inc.	276,231	11,554,743
*	Unisys Corp.	264,085	1,433,982
	Upland Software, Inc.	41,656	89,977
*	Varonis Systems, Inc.	111,751	4,889,106
#*	Veeco Instruments, Inc.	337,766	11,936,650
*	Verint Systems, Inc.	110,501	3,345,970
#*	Vertex, Inc., Class A	118,706	3,457,906
*	Viant Technology, Inc., Class A	33,655	295,827
*	Viavi Solutions, Inc.	334,408	2,641,823
	Vishay Intertechnology, Inc.	351,711	8,138,593
*	Vishay Precision Group, Inc.	106,087	3,500,871
#	Xerox Holdings Corp.	625,523	8,313,201
*	Xperi, Inc.	72,337	760,262
*	Yext, Inc.	87,301	479,282

TOTAL INFORMATION TECHNOLOGY			741,604,664

MATERIALS — (5.1%)
	AdvanSix, Inc.	128,649	3,249,674
#	Alpha Metallurgical Resources, Inc.	65,382	21,387,760
*	Alto Ingredients, Inc.	10,113	19,114
	American Vanguard Corp.	128,237	1,460,619
#*	Ampco-Pittsburgh Corp.	13,633	27,948
	Arch Resources, Inc.	79,113	12,561,562
*	Ascent Industries Co.	60,117	617,402
#*	Aspen Aerogels, Inc.	221,911	3,475,126
	Avient Corp.	32,563	1,381,322
#*	Bioceres Crop Solutions Corp.	15,939	188,080
	Caledonia Mining Corp. PLC	8,957	87,868
	Carpenter Technology Corp.	256,503	21,982,307
#*	Century Aluminum Co.	804,592	13,959,671
*	Clearwater Paper Corp.	103,200	4,648,128
	Coeur Mining, Inc.	879,000	3,973,080
#	Compass Minerals International, Inc.	7,266	90,462
*	Core Molding Technologies, Inc.	45,561	821,009
*	Dakota Gold Corp.	12,040	32,026
*	Ecovyst, Inc.	505,008	4,762,225
	Ferroglobe PLC	687,616	3,609,984
	Fortitude Gold Corp.	56,138	275,076
	Friedman Industries, Inc.	73,974	1,437,315
#*	Gatos Silver, Inc.	82,364	788,223
	Greif, Inc., Class A	95,064	5,825,522
	Greif, Inc., Class B	20,094	1,255,473
	Hawkins, Inc.	197,821	14,988,897
	Haynes International, Inc.	39,199	2,357,820
#	Hecla Mining Co.	1,864,356	8,818,404
*	Ingevity Corp.	51,968	2,657,644
	Innospec, Inc.	180,162	21,619,440
#*	Intrepid Potash, Inc.	52,546	1,057,226
	Kaiser Aluminum Corp.	112,013	10,136,056

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Koppers Holdings, Inc.	128,414	$6,585,070
	Kronos Worldwide, Inc.	194,328	2,225,056
*	LSB Industries, Inc.	120,030	1,116,279
	Materion Corp.	151,333	17,394,215
	Mativ Holdings, Inc.	113,229	2,067,562
#	Mercer International, Inc.	277,426	2,810,325
#*	Metallus, Inc.	342,359	7,038,901
	Minerals Technologies, Inc.	191,997	13,994,661
#*	MP Materials Corp.	141,084	2,257,344
	Myers Industries, Inc.	308,235	6,750,347
*	Nexa Resources SA	57,271	417,506
	Northern Technologies International Corp.	76,828	1,359,856
*	O-I Glass, Inc.	573,987	8,586,846
#	Olympic Steel, Inc.	91,634	5,825,173
	Orion SA	253,172	5,990,050
	Pactiv Evergreen, Inc.	218,019	3,322,610
#*	Perimeter Solutions SA	5,690	39,830
	Quaker Chemical Corp.	22,997	4,289,630
	Radius Recycling, Inc.	206,526	3,597,683
	Ramaco Resources, Inc., Class A	178,721	2,802,345
	Ramaco Resources, Inc., Class B	918	10,199
*	Ranpak Holdings Corp.	232,706	1,684,791
*	Rayonier Advanced Materials, Inc.	258,926	965,794
††	Resolute Forest Products, Inc.	332,327	471,904
	Ryerson Holding Corp.	181,928	5,194,044
	Sensient Technologies Corp.	66,803	4,891,316
*	Smith-Midland Corp.	1,828	65,296
	Stepan Co.	162,737	13,505,544
	SunCoke Energy, Inc.	412,466	4,252,524
#	Sylvamo Corp.	218,073	13,629,563
	Tredegar Corp.	102,871	656,317
	TriMas Corp.	291,396	7,573,382
#	Tronox Holdings PLC	749,982	12,742,194
#*	U.S. Gold Corp.	6,742	28,182
	U.S. Lime & Minerals, Inc.	58,620	18,172,200
*	Universal Stainless & Alloy Products, Inc.	45,031	1,177,561
	Warrior Met Coal, Inc.	214,407	14,654,718
	Worthington Steel, Inc.	161,919	4,985,486

TOTAL MATERIALS.			372,684,767

REAL ESTATE — (1.1%)
*	AMREP Corp.	66,750	1,353,957
#*	Anywhere Real Estate, Inc.	478,160	2,323,858
#*	CKX Lands, Inc.	12,473	175,246
#*	Compass, Inc., Class A	777,663	2,449,638
	Cushman & Wakefield PLC	476,582	4,599,016
#	DigitalBridge Group, Inc.	35,334	580,891
*	Five Point Holdings LLC, Class A	20,869	59,268
*	Forestar Group, Inc.	128,423	3,979,829
*	FRP Holdings, Inc.	179,132	5,429,491
*	Howard Hughes Holdings, Inc.	84,984	5,537,557
*»	JW Mays, Inc.	2,700	118,395
	Kennedy-Wilson Holdings, Inc.	377,693	3,244,383
#	Marcus & Millichap, Inc.	254,835	8,070,625
#*	Maui Land & Pineapple Co., Inc.	85,311	1,661,858
	Newmark Group, Inc., Class A	495,498	4,741,916
#*	Opendoor Technologies, Inc.	1,339,969	2,666,538
*	Rafael Holdings, Inc., Class B	114,197	181,573
	RE/MAX Holdings, Inc., Class A	74,446	522,611

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
	REAL ESTATE — (Continued)
#	RMR Group, Inc., Class A	67,157	$1,592,964
#	St. Joe Co.	421,390	24,103,508
	Stratus Properties, Inc.	54,918	1,245,540
*	Tejon Ranch Co.	132,081	2,216,319

	TOTAL REAL ESTATE		76,854,981

	UTILITIES — (2.1%)
	ALLETE, Inc.	104,755	6,203,591
#*	Altus Power, Inc.	393,167	1,442,923
	American States Water Co.	155,826	11,038,714
#	Artesian Resources Corp., Class A	50,464	1,765,231
	Avista Corp.	316,580	11,390,548
	Black Hills Corp.	53,017	2,910,633
	California Water Service Group	247,671	12,165,600
#	Chesapeake Utilities Corp.	123,935	13,120,998
#	Consolidated Water Co. Ltd.	90,999	2,315,925
	Genie Energy Ltd., Class B	210,566	3,219,554
	Global Water Resources, Inc.	33,493	409,954
	MGE Energy, Inc.	131,963	10,335,342
	Middlesex Water Co.	127,634	6,473,596
	Northwest Natural Holding Co.	190,971	7,285,544
	Northwestern Energy Group, Inc.	146,007	7,364,593
	ONE Gas, Inc.	51,704	3,335,942
	Ormat Technologies, Inc.	5,785	369,257
#	Otter Tail Corp.	270,818	23,117,024
	PNM Resources, Inc.	86,727	3,214,103
*	Pure Cycle Corp.	103,234	984,852
	RGC Resources, Inc.	24,596	507,170
	SJW Group	182,599	9,942,516
	Spire, Inc.	29,970	1,851,846
	Unitil Corp.	115,409	5,878,934
	York Water Co.	87,968	3,123,744

	TOTAL UTILITIES		149,768,134

	TOTAL COMMON STOCKS		6,704,826,229

	PREFERRED STOCKS — (0.0%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	7,302	162,397

	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	55,524	1,465,278

	TOTAL PREFERRED STOCKS		1,627,675

	TOTAL INVESTMENT SECURITIES (Cost $3,764,183,110)		6,706,453,904

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	65,400,025	65,400,025

	SECURITIES LENDING COLLATERAL — (6.7%)
@§	The DFA Short Term Investment Fund	42,232,036	488,540,195

	TOTAL INVESTMENTS — (100.0%) (Cost $4,318,116,864)		$7,260,394,124

U.S. MICRO CAP PORTFOLIO

CONTINUED

As of April 30, 2024, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	243	06/21/24	$62,217,347	$61,564,050	$(653,297)

Total Futures Contracts			$62,217,347	$61,564,050	$(653,297)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$189,757,360	$168,606	—		$189,925,966
Consumer Discretionary	1,006,347,048	214,532	—		1,006,561,580
Consumer Staples	262,735,545	654,968	—		263,390,513
Energy	383,494,626	—	—		383,494,626
Financials	1,397,870,136	232,299	—		1,398,102,435
Health Care	748,694,041	—	$1,496,564		750,190,605
Industrials	1,372,218,507	—	29,451		1,372,247,958
Information Technology	741,601,740	—	2,924		741,604,664
Materials	372,212,863	—	471,904		372,684,767
Real Estate	76,736,586	118,395	—		76,854,981
Utilities	149,768,134	—	—		149,768,134
Preferred Stocks
Communication Services	162,397	—	—		162,397
Industrials	1,465,278	—	—		1,465,278
Temporary Cash Investments	65,400,025	—	—		65,400,025
Securities Lending Collateral	—	488,540,195	—		488,540,195

Total Investments in Securities	$6,768,464,286	$489,928,995	$2,000,843	<>	$7,260,394,124

Financial Instruments
Liabilities
Futures Contracts**	(653,297)	—	—		(653,297)

Total Financial Instruments	$(653,297)	—	—		$(653,297)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (0.7%)
#*	Charter Communications, Inc., Class A	55,766	$14,272,750
#*	Live Nation Entertainment, Inc.	17,735	1,576,819
*	Match Group, Inc.	2,080	64,105
	Omnicom Group, Inc.	166,633	15,470,208
	Verizon Communications, Inc.	93,796	3,704,004

TOTAL COMMUNICATION SERVICES			35,087,886

CONSUMER DISCRETIONARY — (9.9%)
	Best Buy Co., Inc.	257,034	18,927,984
	Booking Holdings, Inc.	7,213	24,899,492
*	Burlington Stores, Inc.	16,942	3,048,543
*	Chipotle Mexican Grill, Inc.	7,968	25,175,693
	Darden Restaurants, Inc.	97,648	14,980,180
	Dick’s Sporting Goods, Inc.	8,934	1,795,198
*	Expedia Group, Inc.	85,600	11,524,328
	Genuine Parts Co.	15,473	2,432,510
	Home Depot, Inc.	400,450	133,838,399
	Las Vegas Sands Corp.	142,970	6,342,149
*	Lululemon Athletica, Inc.	63,071	22,743,403
	NIKE, Inc., Class B	270,804	24,984,377
*	NVR, Inc.	740	5,504,749
#	Pool Corp.	24,604	8,919,688
	Ross Stores, Inc.	295,258	38,250,674
*	Royal Caribbean Cruises Ltd.	201,738	28,168,677
	Service Corp. International	2,262	162,208
	TJX Cos., Inc.	600,719	56,521,651
#	Tractor Supply Co.	101,092	27,606,203
*	Ulta Beauty, Inc.	43,665	17,677,339
#	Williams-Sonoma, Inc.	58,255	16,706,369

TOTAL CONSUMER DISCRETIONARY			490,209,814

CONSUMER STAPLES — (10.1%)
	Albertsons Cos., Inc., Class A	172,133	3,511,513
	Altria Group, Inc.	383,854	16,816,644
*	Celsius Holdings, Inc.	8,718	621,332
	Clorox Co.	38,496	5,692,404
	Coca-Cola Co.	1,429,132	88,277,484
	Colgate-Palmolive Co.	233,131	21,429,401
	Costco Wholesale Corp.	28,122	20,329,394
	Dollar General Corp.	49,648	6,910,505
	Hershey Co.	76,408	14,817,039
	Kellanova	188,994	10,935,193
	Kimberly-Clark Corp.	173,476	23,684,678
	Kroger Co.	743,305	41,164,231
	Lamb Weston Holdings, Inc.	89,380	7,448,929
	PepsiCo, Inc.	689,790	121,340,959
	Procter & Gamble Co.	274,144	44,740,301
	Sysco Corp.	391,024	29,060,904
	Target Corp.	269,232	43,340,967

TOTAL CONSUMER STAPLES			500,121,878

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (5.8%)
	APA Corp.	22,907	$720,196
	Cheniere Energy, Inc.	193,073	30,470,781
	ConocoPhillips	445,887	56,012,325
	Devon Energy Corp.	572,583	29,304,798
	EOG Resources, Inc.	18,824	2,487,215
	Halliburton Co.	715,440	26,807,537
	Hess Corp.	172,808	27,215,532
	Marathon Petroleum Corp.	150,398	27,330,324
	Occidental Petroleum Corp.	515,971	34,126,322
	Pioneer Natural Resources Co.	25,502	6,868,199
	Targa Resources Corp.	180,723	20,613,265
	Texas Pacific Land Corp.	4,056	2,337,473
	Valero Energy Corp.	139,366	22,280,442

TOTAL ENERGY			286,574,409

FINANCIALS — (10.9%)
	American Express Co.	225,384	52,746,617
	Ameriprise Financial, Inc.	106,466	43,841,634
*	Corpay, Inc.	55,567	16,789,013
	Discover Financial Services	78,770	9,982,522
	Equitable Holdings, Inc.	65,446	2,415,612
	First Citizens BancShares, Inc., Class A	5,576	9,405,374
	LPL Financial Holdings, Inc.	65,582	17,650,084
	Marsh & McLennan Cos., Inc.	38,877	7,753,240
	Mastercard, Inc., Class A	325,683	146,948,170
	Moody’s Corp.	60,375	22,358,674
	Travelers Cos., Inc.	7,860	1,667,578
#	Visa, Inc., Class A	777,312	208,793,776

TOTAL FINANCIALS			540,352,294

HEALTH CARE — (16.0%)
	AbbVie, Inc.	819,687	133,313,894
	Amgen, Inc.	263,714	72,241,813
	Bristol-Myers Squibb Co.	1,046,076	45,964,579
	Cencora, Inc.	74,883	17,900,781
*	DaVita, Inc.	60,162	8,363,120
	Eli Lilly & Co.	304,063	237,503,609
	Gilead Sciences, Inc.	686,662	44,770,362
*	IDEXX Laboratories, Inc.	63,140	31,112,866
*	IQVIA Holdings, Inc.	18,303	4,242,086
	Johnson & Johnson	970,803	140,368,406
*	Medpace Holdings, Inc.	8,263	3,208,936
*	Mettler-Toledo International, Inc.	8,715	10,716,836
*	Solventum Corp.	17,766	1,154,968
*	Waters Corp.	28,339	8,757,885
	Zoetis, Inc.	195,153	31,076,164

TOTAL HEALTH CARE			790,696,305

INDUSTRIALS — (16.6%)
	3M Co.	71,065	6,858,483
	Advanced Drainage Systems, Inc.	21,230	3,333,110
	Allegion PLC	18,364	2,232,328
	Automatic Data Processing, Inc.	186,986	45,230,044
*	Boeing Co.	4,861	815,870
	Booz Allen Hamilton Holding Corp.	45,149	6,667,153
	Broadridge Financial Solutions, Inc.	81,226	15,709,921
*	Builders FirstSource, Inc.	87,514	15,999,309
	Caterpillar, Inc.	272,530	91,180,362

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CH Robinson Worldwide, Inc.	4,684	$332,564
	Cintas Corp.	36,943	24,321,055
*	Core & Main, Inc., Class A	28,058	1,584,435
	CSX Corp.	825,128	27,410,752
	Deere & Co.	143,891	56,320,376
	Delta Air Lines, Inc.	579,429	29,012,010
	Expeditors International of Washington, Inc.	750	83,483
	Fastenal Co.	1,537	104,424
	Ferguson PLC	174,587	36,645,811
	Honeywell International, Inc.	271,386	52,304,224
	Illinois Tool Works, Inc.	135,400	33,052,494
	Lennox International, Inc.	7,376	3,418,186
	Lincoln Electric Holdings, Inc.	5,859	1,286,226
	Lockheed Martin Corp.	112,034	52,087,968
	Masco Corp.	12,069	826,123
	Old Dominion Freight Line, Inc.	5,626	1,022,300
	Paychex, Inc.	216,260	25,693,851
	Rockwell Automation, Inc.	7,351	1,991,827
	Rollins, Inc.	119,501	5,324,965
	Union Pacific Corp.	319,265	75,716,887
*	United Airlines Holdings, Inc.	164,974	8,489,562
	United Parcel Service, Inc., Class B	392,703	57,915,838
#	United Rentals, Inc.	43,257	28,895,243
	Verisk Analytics, Inc.	75,115	16,372,065
	Vertiv Holdings Co., Class A	193,485	17,994,105
	Waste Management, Inc.	218,335	45,418,047
	WW Grainger, Inc.	24,411	22,491,075
*	XPO, Inc.	41,332	4,441,537

TOTAL INDUSTRIALS			818,584,013

INFORMATION TECHNOLOGY — (27.9%)
*	Adobe, Inc.	33,017	15,281,258
	Apple, Inc.	1,506,943	256,677,601
	Applied Materials, Inc.	42,063	8,355,815
*	Autodesk, Inc.	88,623	18,863,405
	Broadcom, Inc.	117,837	153,219,916
	CDW Corp.	100,219	24,238,967
*	Dropbox, Inc., Class A	47,404	1,097,877
*	Enphase Energy, Inc.	100	10,876
*	Gartner, Inc.	53,889	22,234,062
	Gen Digital, Inc.	315,694	6,358,077
*	GoDaddy, Inc., Class A	15,962	1,953,430
	International Business Machines Corp.	476,470	79,189,314
	Jabil, Inc.	55,372	6,498,458
	KLA Corp.	62,338	42,968,960
	Lam Research Corp.	57,368	51,310,513
*	Manhattan Associates, Inc.	13,379	2,756,877
	Microchip Technology, Inc.	208,853	19,210,299
	Microsoft Corp.	611,844	238,209,224
	Motorola Solutions, Inc.	37,631	12,762,554
	NetApp, Inc.	130,865	13,375,712
	NVIDIA Corp.	247,401	213,759,412
	NXP Semiconductors NV	110,676	28,354,084
	Oracle Corp.	717,589	81,625,749
	Seagate Technology Holdings PLC	30,459	2,616,733
	Texas Instruments, Inc.	450,160	79,417,227

TOTAL INFORMATION TECHNOLOGY			1,380,346,400

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (1.0%)
Avery Dennison Corp.	55,076	$11,966,913
CF Industries Holdings, Inc.	1,877	148,227
Crown Holdings, Inc.	33,247	2,728,581
LyondellBasell Industries NV, Class A	1,029	102,869
Sherwin-Williams Co.	103,032	30,869,417
# Southern Copper Corp.	6,256	729,888

TOTAL MATERIALS		46,545,895

UTILITIES — (0.2%)
NRG Energy, Inc.	21,300	1,547,871
Vistra Corp.	126,678	9,607,259

TOTAL UTILITIES		11,155,130

TOTAL COMMON STOCKS Cost ($3,337,302,712)		4,899,674,024

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 5.250%	44,755,708	44,755,708

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	105,696	1,222,693

TOTAL INVESTMENTS — (100.0%) (Cost $3,383,281,015)		$4,945,652,425

As of April 30, 2024, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,828,231	$34,962,300	$134,069

Total Futures Contracts			$34,828,231	$34,962,300	$134,069

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$35,087,886	—	—	$35,087,886
Consumer Discretionary	490,209,814	—	—	490,209,814
Consumer Staples	500,121,878	—	—	500,121,878
Energy	286,574,409	—	—	286,574,409
Financials	540,352,294	—	—	540,352,294
Health Care	790,696,305	—	—	790,696,305
Industrials	818,584,013	—	—	818,584,013
Information Technology	1,380,346,400	—	—	1,380,346,400
Materials	46,545,895	—	—	46,545,895
Utilities	11,155,130	—	—	11,155,130

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$44,755,708	—	—	$44,755,708
Securities Lending Collateral	—	$1,222,693	—	1,222,693

Total Investments in Securities	$4,944,429,732	$1,222,693	—	$4,945,652,425

Financial Instruments
Assets
Futures Contracts**	134,069	—	—	134,069

Total Financial Instruments	$134,069	—	—	$134,069

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
REAL ESTATE — (98.4%)
#	Acadia Realty Trust	581,315	$10,045,123
	Agree Realty Corp.	569,263	32,573,229
#	Alexander’s, Inc.	13,330	2,820,095
	Alexandria Real Estate Equities, Inc.	941,006	109,034,365
#	Alpine Income Property Trust, Inc.	23,346	348,556
	American Assets Trust, Inc.	279,621	5,969,908
	American Homes 4 Rent, Class A	1,854,772	66,400,838
	American Tower Corp.	2,658,274	456,053,487
	Americold Realty Trust, Inc.	1,605,427	35,271,231
	Apartment Income REIT Corp.	818,418	31,410,883
*	Apartment Investment & Management Co., Class A	753,504	6,028,032
	Apple Hospitality REIT, Inc.	1,299,405	19,179,218
#*	Ashford Hospitality Trust, Inc.	213,302	249,563
	AvalonBay Communities, Inc.	804,395	152,489,160
#	Bluerock Homes Trust, Inc.	21,940	369,250
	Boston Properties, Inc.	843,818	52,223,896
#	Braemar Hotels & Resorts, Inc.	329,524	899,601
	Brandywine Realty Trust	988,954	4,489,851
	Brixmor Property Group, Inc.	1,701,839	37,610,642
	Broadstone Net Lease, Inc.	1,063,832	15,489,394
#	BRT Apartments Corp.	62,294	1,117,554
	Camden Property Trust	605,959	60,401,993
	CareTrust REIT, Inc.	734,448	18,155,555
#	CBL & Associates Properties, Inc.	21,560	468,930
	Centerspace	85,428	5,745,033
	Chatham Lodging Trust	283,366	2,598,466
	City Office REIT, Inc.	245,352	1,143,340
	Clipper Realty, Inc.	84,924	356,681
	Community Healthcare Trust, Inc.	149,961	3,978,465
	COPT Defense Properties	636,775	15,263,497
	Cousins Properties, Inc.	860,476	19,739,319
	Creative Media & Community Trust Corp.	24,321	80,746
	Crown Castle, Inc.	2,466,463	231,304,900
#	CTO Realty Growth, Inc.	119,421	2,071,954
	CubeSmart	1,273,294	51,492,009
	DiamondRock Hospitality Co.	1,190,153	10,592,362
	Digital Realty Trust, Inc.	1,758,298	244,016,596
	Diversified Healthcare Trust	545,580	1,287,569
#	Douglas Emmett, Inc.	945,117	12,957,554
#	Easterly Government Properties, Inc.	551,494	6,446,965
	EastGroup Properties, Inc.	270,603	42,040,882
	Elme Communities	498,948	7,564,052
	Empire State Realty Trust, Inc., Class A	783,279	7,127,839
	EPR Properties	429,679	17,440,671
	Equinix, Inc.	538,256	382,759,224
*	Equity Commonwealth	605,334	11,331,852
	Equity LifeStyle Properties, Inc.	1,004,219	60,544,364
	Equity Residential	2,038,988	131,310,827
	Essential Properties Realty Trust, Inc.	942,355	24,821,631
	Essex Property Trust, Inc.	363,648	89,548,320
	Extra Space Storage, Inc.	1,199,654	161,089,539
	Federal Realty Investment Trust	421,484	43,905,988
	First Industrial Realty Trust, Inc.	747,722	33,961,533

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Four Corners Property Trust, Inc.	521,841	$12,237,171
#	Franklin Street Properties Corp., Class C	526,270	978,862
	Gaming & Leisure Properties, Inc.	1,533,707	65,535,300
	Generation Income Properties, Inc.	1,247	4,714
	Getty Realty Corp.	287,578	7,793,364
#	Gladstone Commercial Corp.	226,064	3,022,476
	Global Medical REIT, Inc.	358,969	2,911,239
	Global Net Lease, Inc.	1,115,811	7,754,886
	Global Self Storage, Inc.	43,975	184,255
	Healthcare Realty Trust, Inc., Class A	2,153,562	30,645,187
	Healthpeak Properties, Inc.	4,009,893	74,624,109
	Highwoods Properties, Inc.	596,901	15,638,806
	Host Hotels & Resorts, Inc.	3,985,010	75,197,139
#	Hudson Pacific Properties, Inc.	727,561	4,219,854
	Independence Realty Trust, Inc.	1,271,132	20,045,752
#	Industrial Logistics Properties Trust	352,252	1,239,927
#	Innovative Industrial Properties, Inc.	123,180	12,736,812
	InvenTrust Properties Corp.	334,541	8,477,269
	Invitation Homes, Inc.	3,465,975	118,536,345
	Iron Mountain, Inc.	1,660,021	128,684,828
#	JBG SMITH Properties	495,170	7,432,502
	Kilroy Realty Corp.	629,005	21,260,369
	Kimco Realty Corp.	3,819,674	71,160,527
	Kite Realty Group Trust.	1,239,531	27,021,776
	Lamar Advertising Co., Class A	496,918	57,567,950
#	LTC Properties, Inc.	242,818	8,037,276
	LXP Industrial Trust	1,672,950	13,969,133
	Macerich Co.	1,221,152	16,803,052
#	Medical Properties Trust, Inc.	3,408,845	15,680,687
	Mid-America Apartment Communities, Inc.	660,888	85,915,440
	Modiv Industrial, Inc.	5,169	77,380
	National Health Investors, Inc.	246,551	15,547,506
#	National Storage Affiliates Trust	429,869	15,062,610
#	NET Lease Office Properties	87,692	2,004,639
#	NETSTREIT Corp.	415,667	7,003,989
	NexPoint Residential Trust, Inc.	132,724	4,544,470
	NNN REIT, Inc.	1,032,246	41,836,930
#	Office Properties Income Trust	243,191	491,246
	Omega Healthcare Investors, Inc.	1,387,389	42,190,500
	One Liberty Properties, Inc.	96,800	2,217,688
	Orion Office REIT, Inc.	327,185	1,020,817
	Outfront Media, Inc.	801,792	12,716,421
	Paramount Group, Inc.	938,222	4,353,350
	Park Hotels & Resorts, Inc.	1,192,337	19,232,396
#	Pebblebrook Hotel Trust	682,500	9,916,725
	Phillips Edison & Co., Inc.	346,937	11,344,840
	Piedmont Office Realty Trust, Inc., Class A	706,033	4,864,567
	Plymouth Industrial REIT, Inc.	234,156	4,889,177
#	Postal Realty Trust, Inc., Class A	51,994	720,117
	Prologis, Inc.	5,215,444	532,236,060
	Public Storage	899,490	233,372,681
	Realty Income Corp.	4,776,584	255,738,307
	Regency Centers Corp.	947,124	56,088,683
	Retail Opportunity Investments Corp.	723,194	8,873,590
	Rexford Industrial Realty, Inc.	1,220,255	52,239,117
	RLJ Lodging Trust	888,191	9,770,101
	Ryman Hospitality Properties, Inc.	321,354	33,896,420
	Sabra Health Care REIT, Inc.	1,309,644	18,230,244
	Saul Centers, Inc.	79,787	2,905,045

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	SBA Communications Corp.	612,485	$113,995,708
#	Service Properties Trust	948,086	5,811,767
	Simon Property Group, Inc.	1,847,843	259,677,377
	SITE Centers Corp.	1,066,048	14,380,988
#	SL Green Realty Corp.	366,670	18,271,166
*	Sotherly Hotels, Inc.	71,297	93,399
	STAG Industrial, Inc.	1,026,618	35,305,393
	Summit Hotel Properties, Inc.	622,774	3,742,872
	Sun Communities, Inc.	705,942	78,585,463
	Sunstone Hotel Investors, Inc.	1,095,450	11,173,590
	Tanger, Inc.	617,220	17,498,187
	Terreno Realty Corp.	510,332	27,736,544
	UDR, Inc.	1,772,273	67,488,156
	UMH Properties, Inc.	373,136	5,940,325
	Uniti Group, Inc.	1,363,068	7,837,641
	Universal Health Realty Income Trust	76,076	2,741,018
	Urban Edge Properties	672,101	11,244,250
	Ventas, Inc.	2,286,999	101,268,316
	Veris Residential, Inc.	420,418	6,058,223
	VICI Properties, Inc.	5,894,872	168,298,596
	Vornado Realty Trust	918,393	23,905,770
	Welltower, Inc.	3,209,985	305,847,371
#	Whitestone REIT	275,369	3,166,744
	WP Carey, Inc.	1,241,072	68,060,388
	Xenia Hotels & Resorts, Inc.	580,024	8,044,933

TOTAL REAL ESTATE			6,426,499,340

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	62,161,102	62,161,102

SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	3,429,361	39,670,844

TOTAL INVESTMENTS — (100.0%) (Cost $4,419,818,637)			$6,528,331,286

As of April 30, 2024, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	217	06/21/24	$56,572,740	$54,976,950	$(1,595,790)

Total Futures Contracts			$56,572,740	$54,976,950	$(1,595,790)

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,426,499,340	—	—	$6,426,499,340
Temporary Cash Investments	62,161,102	—	—	62,161,102
Securities Lending Collateral	—	$39,670,844	—	39,670,844

Total Investments in Securities	$6,488,660,442	$39,670,844	—	$6,528,331,286

Financial Instruments
Liabilities
Futures Contracts**	(1,595,790)	—	—	(1,595,790)

Total Financial Instruments	$(1,595,790)	—	—	$(1,595,790)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.9%)
	AGL Energy Ltd.	245,834	$1,497,269
	ALS Ltd.	256,998	2,148,764
	Altium Ltd.	57,090	2,412,045
	Ampol Ltd.	183,437	4,331,643
	ANZ Group Holdings Ltd.	668,376	12,060,126
	APA Group	214,317	1,143,698
*	Arcadium Lithium PLC, CDI	143,118	599,252
	Aristocrat Leisure Ltd.	198,517	5,066,152
	ASX Ltd.	41,528	1,696,424
	Atlas Arteria Ltd.	329,488	1,097,338
	Aurizon Holdings Ltd.	1,670,434	4,103,005
	Bendigo & Adelaide Bank Ltd.	285,791	1,791,374
#	BHP Group Ltd., Sponsored ADR	298,208	16,449,153
	BHP Group Ltd., Class DI	939,771	25,821,147
	BlueScope Steel Ltd.	232,410	3,392,121
#	Boral Ltd.	37,146	136,685
	Brambles Ltd.	421,059	3,961,175
	CAR Group Ltd.	90,286	1,957,717
	Challenger Ltd.	130,211	561,002
	Cleanaway Waste Management Ltd.	1,014,244	1,754,613
	Cochlear Ltd.	14,647	3,055,481
	Coles Group Ltd.	339,580	3,541,553
	Commonwealth Bank of Australia	399,233	29,251,617
	Computershare Ltd.	147,454	2,590,526
	CSL Ltd.	85,188	15,135,870
	Endeavour Group Ltd.	272,797	938,122
	Evolution Mining Ltd.	1,445,427	3,727,441
#	Flight Centre Travel Group Ltd.	46,867	637,017
	Fortescue Ltd.	506,502	8,394,989
	Harvey Norman Holdings Ltd.	414,306	1,216,739
	IDP Education Ltd.	7,071	73,729
	Incitec Pivot Ltd.	992,567	1,782,241
	Insurance Australia Group Ltd.	1,347,639	5,583,237
*	James Hardie Industries PLC, CDI	123,983	4,262,282
	JB Hi-Fi Ltd.	87,528	3,415,525
	Lottery Corp. Ltd.	715,861	2,233,122
*	Lynas Rare Earths Ltd.	143,100	598,351
	Macquarie Group Ltd.	73,460	8,796,042
	Medibank Pvt Ltd.	810,449	1,857,434
	Mineral Resources Ltd.	56,503	2,563,107
	National Australia Bank Ltd.	730,123	15,827,256
#*	NEXTDC Ltd.	238,275	2,529,405
	Northern Star Resources Ltd.	457,579	4,337,270
	Orica Ltd.	256,717	2,972,458
	Origin Energy Ltd.	639,687	4,037,330
#	Pilbara Minerals Ltd.	1,041,411	2,651,332
	Pro Medicus Ltd.	22,446	1,603,656
*	Qantas Airways Ltd.	299,473	1,129,882
	QBE Insurance Group Ltd.	516,186	5,904,635
	Qube Holdings Ltd.	798,076	1,697,719
	Ramsay Health Care Ltd.	60,194	2,017,716
	REA Group Ltd.	13,665	1,566,392
	Reece Ltd.	79,223	1,405,389
	Rio Tinto Ltd.	126,517	10,529,291
	Santos Ltd.	2,286,429	11,220,339

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	SEEK Ltd.	109,408	$1,690,115
	Seven Group Holdings Ltd.	103,066	2,504,413
	Sonic Healthcare Ltd.	213,771	3,673,799
	South32 Ltd.	3,032,937	6,919,588
	Steadfast Group Ltd.	394,176	1,434,573
	Suncorp Group Ltd.	483,396	5,162,864
	Technology One Ltd.	153,363	1,588,412
	Telstra Group Ltd.	1,190,618	2,812,969
	TPG Telecom Ltd.	178,430	515,706
	Transurban Group	584,482	4,692,489
	Treasury Wine Estates Ltd.	295,168	2,289,088
Ω	Viva Energy Group Ltd.	636,826	1,394,327
	Wesfarmers Ltd.	328,349	14,066,217
	Westpac Banking Corp.	748,445	12,428,934
	Whitehaven Coal Ltd.	858,906	4,248,566
	WiseTech Global Ltd.	30,641	1,805,139
#	Woodside Energy Group Ltd., ADR	68,532	1,220,555
#	Woodside Energy Group Ltd.	626,216	11,226,104
	Woolworths Group Ltd.	343,006	7,037,492
	Worley Ltd.	163,196	1,575,364
*	Xero Ltd.	23,463	1,821,625
#	Yancoal Australia Ltd.	297,444	1,061,855

TOTAL AUSTRALIA			352,235,392

AUSTRIA — (0.2%)
	Erste Group Bank AG	135,918	6,338,546
	OMV AG	82,151	3,898,180
#	Verbund AG	15,763	1,204,154

TOTAL AUSTRIA			11,440,880

BELGIUM — (0.9%)
	Ageas SA	159,770	7,333,674
	Anheuser-Busch InBev SA	236,931	14,162,261
*	Argenx SE, ADR	1,689	634,219
*	Argenx SE	4,901	1,830,836
	D’ieteren Group	7,883	1,700,541
	Elia Group SA	3,298	317,537
	KBC Group NV	184,905	13,735,512
	Lotus Bakeries NV	57	573,051
#	Solvay SA	76,668	2,476,645
*	Syensqo SA	76,668	7,106,482
	UCB SA	31,190	4,136,109

TOTAL BELGIUM			54,006,867

CANADA — (10.3%)
	Agnico Eagle Mines Ltd.	187,860	11,900,526
*	Air Canada	5,492	81,064
	Alamos Gold, Inc., Class A	202,728	2,982,129
#	Algonquin Power & Utilities Corp.	51,320	313,559
	Alimentation Couche-Tard, Inc.	256,932	14,240,302
#	AltaGas Ltd.	156,204	3,424,426
	ARC Resources Ltd.	412,789	7,475,269
	Bank of Montreal	172,428	15,401,333
	Bank of Nova Scotia	340,388	15,620,117
	Barrick Gold Corp.	557,496	9,286,239
#	BCE, Inc.	17,800	584,730
	Boyd Group Services, Inc.	5,800	1,084,585
	Brookfield Corp.	92,109	3,694,683

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Brookfield Corp., Class A	162,198	$6,507,384
	Brookfield Infrastructure Corp., Class A	33,473	1,019,907
	BRP, Inc.	6,295	423,471
*	CAE, Inc.	121,074	2,335,652
#	Cameco Corp.	89,257	4,072,797
	Canadian Imperial Bank of Commerce	267,521	12,488,712
#	Canadian National Railway Co.	154,440	18,750,053
	Canadian Natural Resources Ltd.	334,883	25,390,170
	Canadian Pacific Kansas City Ltd.	144,393	11,326,657
#	Canadian Tire Corp. Ltd., Class A	25,265	2,440,702
	Canadian Utilities Ltd., Class A	49,190	1,099,821
	CCL Industries, Inc., Class B	74,386	3,798,595
	Celestica, Inc.	65,838	2,852,760
	Cenovus Energy, Inc.	440,659	9,058,734
*	CGI, Inc.	67,611	6,843,607
	Colliers International Group, Inc.	12,713	1,322,660
	Constellation Software, Inc.	6,752	17,383,488
*	Descartes Systems Group, Inc.	23,769	2,205,073
	Dollarama, Inc.	72,584	6,054,950
	Element Fleet Management Corp.	268,036	4,277,595
#	Emera, Inc.	63,612	2,145,429
	Empire Co. Ltd., Class A	121,941	2,840,699
#	Enbridge, Inc.	418,361	14,869,128
	Endeavour Mining PLC	25,860	540,437
	Fairfax Financial Holdings Ltd.	14,706	15,988,535
	Finning International, Inc.	7,200	225,887
	First Quantum Minerals Ltd.	94,804	1,203,770
	FirstService Corp.	22,522	3,308,474
#	Fortis, Inc.	112,819	4,430,377
	Franco-Nevada Corp.	30,976	3,729,510
	George Weston Ltd.	21,948	2,888,402
#	GFL Environmental, Inc.	53,106	1,694,081
	Gildan Activewear, Inc.	98,507	3,414,253
	Great-West Lifeco, Inc.	134,181	3,967,972
Ω	Hydro One Ltd.	67,923	1,902,525
	iA Financial Corp., Inc.	78,667	4,769,221
	IGM Financial, Inc.	27,792	694,674
	Imperial Oil Ltd.	59,071	4,072,945
	Intact Financial Corp.	59,891	9,843,850
#*	Ivanhoe Mines Ltd., Class A	133,750	1,812,934
	Keyera Corp.	126,300	3,240,414
	Kinross Gold Corp.	1,222,164	7,883,288
	Loblaw Cos. Ltd.	56,928	6,242,608
	Lundin Mining Corp.	441,451	5,040,940
	Magna International, Inc.	188,818	9,025,500
	Manulife Financial Corp.	443,972	10,354,168
*	MEG Energy Corp.	252,402	5,740,534
	Metro, Inc.	94,918	4,855,368
	National Bank of Canada	194,599	15,625,594
	Northland Power, Inc.	38	580
	Nutrien Ltd.	216,545	11,426,555
	Onex Corp.	42,459	3,012,364
	Open Text Corp.	88,610	3,128,819
#	Pan American Silver Corp.	173,732	3,203,618
	Parkland Corp.	123,436	3,802,652
	Pembina Pipeline Corp.	232,396	8,180,041
#	Quebecor, Inc., Class B	78,607	1,626,785
#	RB Global, Inc.	39,207	2,805,993
#	Restaurant Brands International, Inc.	87,030	6,602,129

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc., Class B	141,614	$5,305,539
	Royal Bank of Canada	400,373	38,752,462
	Saputo, Inc.	77,694	1,493,887
*	Shopify, Inc., Class A	169,879	11,925,568
	SNC-Lavalin Group, Inc.	90,231	3,464,650
	Stantec, Inc.	44,678	3,557,282
	Sun Life Financial, Inc.	167,720	8,560,758
	Suncor Energy, Inc.	450,346	17,198,714
#	TC Energy Corp.	358,246	12,842,642
	Teck Resources Ltd., Class B	309,485	15,223,567
	TELUS Corp.	80,071	1,285,998
	TFI International, Inc.	29,264	3,812,807
	Thomson Reuters Corp.	33,821	5,110,353
	TMX Group Ltd.	107,305	2,841,149
	Toromont Industries Ltd.	48,516	4,440,501
	Toronto-Dominion Bank	482,539	28,625,226
	Tourmaline Oil Corp.	215,686	10,541,063
	Waste Connections, Inc.	54,737	8,873,266
	West Fraser Timber Co. Ltd.	40,174	3,076,996
	Wheaton Precious Metals Corp.	81,471	4,247,898
	WSP Global, Inc.	38,746	5,879,237

TOTAL CANADA			618,942,366

DENMARK — (3.2%)
	AP Moller – Maersk AS, Class A	658	933,168
	AP Moller – Maersk AS, Class B	872	1,263,587
	Carlsberg AS, Class B	56,858	7,648,132
	Coloplast AS, Class B	33,150	3,996,733
	Danske Bank AS	264,432	7,612,201
*	Demant AS	67,218	3,209,791
	DSV AS	41,270	5,863,204
*	Genmab AS	15,351	4,261,896
	H Lundbeck AS	2,027	9,857
	Jyske Bank AS	25,789	2,086,583
	Novo Nordisk AS, Class B	923,030	118,371,392
	Novonesis (Novozymes) B, Class B	195,607	10,832,072
*Ω	Orsted AS	33,591	1,846,105
	Pandora AS	84,537	12,866,521
	Rockwool AS, Class A	43	13,976
	Rockwool AS, Class B	4,931	1,607,450
	Svitzer AS	3,060	102,826
	Tryg AS	201,083	3,979,881
*	Vestas Wind Systems AS	215,913	5,786,173
*	Zealand Pharma AS	17,754	1,593,341

TOTAL DENMARK			193,884,889

FINLAND — (1.0%)
	Elisa OYJ	79,278	3,574,594
	Fortum OYJ	259,989	3,425,977
	Kesko OYJ, Class A	50,885	892,422
	Kesko OYJ, Class B	171,188	2,922,586
	Kone OYJ, Class B	96,348	4,696,675
	Metso OYJ	370,921	4,205,169
	Neste OYJ	139,912	3,171,682
	Nokia OYJ	1,833,016	6,658,835
	Nokia OYJ, Sponsored ADR	224,074	817,870
	Nordea Bank Abp	839,643	9,782,906
	Sampo OYJ, Class A	126,967	5,152,755

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Stora Enso OYJ, Class R	289,596	$3,857,600
	UPM-Kymmene OYJ	191,607	6,714,889
	Wartsila OYJ Abp	286,987	5,294,191

TOTAL FINLAND			61,168,151

FRANCE — (9.7%)
	Accor SA	81,247	3,560,705
	Aeroports de Paris SA	14,111	1,792,305
	Air Liquide SA	111,890	21,883,296
	Airbus SE	158,328	26,054,097
Ω	Amundi SA	28,160	1,964,566
	Arkema SA	41,122	4,243,245
	AXA SA	404,632	13,980,673
	BioMerieux	19,678	2,091,849
	BNP Paribas SA	230,011	16,552,020
	Bollore SE	356,077	2,311,205
	Bouygues SA	126,311	4,655,229
	Bureau Veritas SA	168,692	4,920,009
	Capgemini SE	49,461	10,395,763
	Carrefour SA	334,601	5,629,068
	Cie de Saint-Gobain SA	153,158	12,112,139
	Cie Generale des Etablissements Michelin SCA	390,422	14,999,482
	Credit Agricole SA	260,750	4,034,646
	Danone SA	138,572	8,672,852
	Dassault Aviation SA	9,740	2,084,834
	Dassault Systemes SE	127,410	5,001,088
	Edenred SE	58,764	2,788,461
	Eiffage SA	71,012	7,576,869
	Engie SA	462,898	8,036,191
	EssilorLuxottica SA	53,305	11,366,311
	Eurofins Scientific SE	67,409	4,131,412
Ω	Euronext NV	37,614	3,387,171
	Getlink SE	186,505	3,175,004
	Hermes International SCA	9,337	22,352,687
	Ipsen SA	26,660	3,242,824
	Kering SA	22,325	7,824,225
Ω	La Francaise des Jeux SAEM	23,534	886,873
	Legrand SA	91,595	9,412,908
	L’Oreal SA	60,975	28,588,321
	LVMH Moet Hennessy Louis Vuitton SE	80,391	66,036,062
	Orange SA	1,240,665	13,808,952
	Pernod Ricard SA	36,289	5,488,424
	Publicis Groupe SA	104,028	11,479,155
	Renault SA	82,943	4,108,443
	Rexel SA	142,203	3,685,879
	Safran SA	105,878	22,957,748
	Sanofi SA	216,767	21,415,074
	Sartorius Stedim Biotech	2,736	589,244
	Schneider Electric SE	112,526	25,657,253
	Societe Generale SA	324,830	8,752,561
	Sodexo SA	43,413	3,780,119
	Sodexo, Inc.	16,625	1,450,426
#	STMicroelectronics NV	299,437	11,850,178
	Teleperformance SE	35,682	3,232,244
	Thales SA	34,475	5,794,124
#	TotalEnergies SE, Sponsored ADR	18,895	1,369,321
	TotalEnergies SE	937,065	68,029,755
	Veolia Environnement SA, ADR	34,172	529,666
	Veolia Environnement SA	113,389	3,525,002

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Vinci SA	155,702	$18,244,554
	Vivendi SE	340,073	3,459,793

TOTAL FRANCE			584,952,305

GERMANY — (6.8%)
	adidas AG	34,923	8,415,853
	Allianz SE	83,147	23,595,874
	Allianz SE, ADR	72,894	2,066,545
	BASF SE	252,610	13,235,893
	Bayer AG	486,282	14,185,179
	Bayerische Motoren Werke AG	130,059	14,169,836
	Beiersdorf AG	17,411	2,616,936
	Brenntag SE	85,280	6,805,633
#	Carl Zeiss Meditec AG	10,923	1,152,517
	Commerzbank AG	484,764	7,204,630
	Continental AG	76,468	4,955,989
*Ω	Covestro AG	113,265	5,672,802
	CTS Eventim AG & Co. KGaA	28,969	2,561,692
	Daimler Truck Holding AG	244,650	11,032,792
	Deutsche Bank AG	742,745	11,919,611
	Deutsche Boerse AG	61,727	11,900,468
*	Deutsche Lufthansa AG	346,934	2,482,878
	Deutsche Post AG	356,864	14,941,870
	Deutsche Telekom AG	1,271,712	29,129,280
	Deutsche Wohnen SE	10,810	203,935
Ω	DWS Group GmbH & Co. KGaA	19,983	843,163
	E.ON SE	685,486	9,077,183
	Evonik Industries AG	123,047	2,564,381
	Fresenius Medical Care AG	127,725	5,377,568
	Fresenius SE & Co. KGaA	191,090	5,702,197
	GEA Group AG	58,335	2,354,399
	Hannover Rueck SE	19,776	4,905,317
#Ω	Hapag-Lloyd AG	11,492	2,116,976
	Heidelberg Materials AG	81,883	8,240,349
	Hella GmbH & Co. KGaA	4,101	359,218
	Henkel AG & Co. KGaA	39,152	2,815,363
	HOCHTIEF AG	10,126	1,066,261
	Infineon Technologies AG	379,745	13,178,305
	Knorr-Bremse AG	33,758	2,505,031
	Mercedes-Benz Group AG	314,581	23,795,186
	Merck KGaA	24,580	3,905,803
	MTU Aero Engines AG	13,065	3,147,580
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,597	17,854,908
	Nemetschek SE	41,237	3,644,083
	Puma SE	6,295	290,646
	Rational AG	2,583	2,203,293
	Rheinmetall AG	17,179	9,466,399
	RWE AG	241,954	8,428,597
	SAP SE	171,006	30,878,065
	Siemens AG	189,024	35,410,527
*	Siemens Energy AG	178,818	3,671,750
Ω	Siemens Healthineers AG	57,939	3,213,151
	Symrise AG	25,445	2,727,492
*	Talanx AG	43,193	3,248,742
	Volkswagen AG	9,319	1,315,592
	Vonovia SE	167,566	4,841,991

TOTAL GERMANY			407,399,729

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (1.5%)
	AIA Group Ltd.	3,249,000	$23,796,823
	ASMPT Ltd.	59,800	743,175
	BOC Hong Kong Holdings Ltd.	945,000	2,896,513
Ω	Budweiser Brewing Co. APAC Ltd.	477,900	664,850
#	Cathay Pacific Airways Ltd.	1,192,000	1,283,244
	Chow Tai Fook Jewellery Group Ltd.	663,800	903,198
	CK Asset Holdings Ltd.	718,486	3,064,756
	CK Hutchison Holdings Ltd.	1,017,462	4,941,582
	CK Infrastructure Holdings Ltd.	226,000	1,276,705
	CLP Holdings Ltd.	317,400	2,496,688
Ω	ESR Group Ltd.	132,400	145,093
	Galaxy Entertainment Group Ltd.	329,000	1,476,188
	Hang Seng Bank Ltd.	184,300	2,430,286
	Henderson Land Development Co. Ltd.	572,571	1,726,199
	HK Electric Investments & HK Electric Investments Ltd.	801,500	479,476
	HKT Trust & HKT Ltd.	3,282,000	3,623,253
	Hong Kong & China Gas Co. Ltd.	4,247,661	3,229,718
	Hong Kong Exchanges & Clearing Ltd.	349,451	11,103,599
	L’Occitane International SA	39,750	163,814
	MGM China Holdings Ltd.	138,800	234,287
	MTR Corp. Ltd.	315,814	1,037,903
	Power Assets Holdings Ltd.	277,707	1,592,969
	PRADA SpA	167,500	1,366,014
*Ω	Samsonite International SA	15,300	53,790
*	Sands China Ltd.	427,600	1,008,556
	Sino Land Co. Ltd.	1,793,584	1,917,698
	SITC International Holdings Co. Ltd.	260,000	563,834
	Sun Hung Kai Properties Ltd.	274,108	2,528,634
	Swire Pacific Ltd., Class A	195,000	1,651,398
	Swire Pacific Ltd., Class B	375,000	509,469
	Swire Properties Ltd.	188,600	390,056
	Techtronic Industries Co. Ltd.	426,000	5,887,017
Ω	WH Group Ltd.	6,050,235	4,397,553
	Wharf Real Estate Investment Co. Ltd.	337,609	1,047,436

TOTAL HONG KONG			90,631,774

IRELAND — (0.6%)
	AIB Group PLC	861,102	4,457,213
	Bank of Ireland Group PLC	796,170	8,494,680
*	Flutter Entertainment PLC	35,144	6,510,773
	Kerry Group PLC, Class A	51,366	4,383,671
	Kingspan Group PLC	52,236	4,646,266
	Smurfit Kappa Group PLC	243,981	10,571,589

TOTAL IRELAND			39,064,192

ISRAEL — (0.6%)
*	Airport City Ltd.	27,194	417,839
	Amot Investments Ltd.	66,234	277,793
#	Ashtrom Group Ltd.	20,618	283,483
	Azrieli Group Ltd.	9,244	594,762
	Bank Hapoalim BM	391,423	3,526,105
	Bank Leumi Le-Israel BM	524,756	4,088,956
	Bezeq The Israeli Telecommunication Corp. Ltd.	572,050	708,848
*	Big Shopping Centers Ltd.	2,966	305,116
	Camtek Ltd.	6,429	523,155
	Delek Group Ltd.	8,300	974,941
#	Elbit Systems Ltd.	5,040	1,023,888
	Electra Ltd.	961	365,425

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Energix-Renewable Energies Ltd.	93,195	$347,301
*	Enlight Renewable Energy Ltd.	20,237	325,049
*	Fattal Holdings 1998 Ltd.	3,434	416,626
	First International Bank Of Israel Ltd.	30,269	1,201,469
	Gav-Yam Lands Corp. Ltd.	14,388	102,293
	Harel Insurance Investments & Financial Services Ltd.	116,406	1,061,250
	ICL Group Ltd.	260,045	1,220,643
	Israel Discount Bank Ltd., Class A	669,873	3,435,928
	Melisron Ltd.	6,899	473,272
	Menora Mivtachim Holdings Ltd.	10,679	257,399
	Mivne Real Estate KD Ltd.	176,043	423,161
	Mizrahi Tefahot Bank Ltd.	50,700	1,846,201
#*	Nice Ltd., Sponsored ADR	9,122	2,038,858
*	Nova Ltd.	10,060	1,702,728
*	OPC Energy Ltd.	24,033	180,549
	Phoenix Holdings Ltd.	104,783	1,000,953
#	Shapir Engineering & Industry Ltd.	40,599	221,485
*	Shikun & Binui Ltd.	128,304	275,472
	Shufersal Ltd.	45,387	298,831
	Strauss Group Ltd.	14,917	274,019
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	191,861	2,695,647
*	Teva Pharmaceutical Industries Ltd.	25,813	360,997
*	Tower Semiconductor Ltd.	46,443	1,506,858

TOTAL ISRAEL			34,757,300

ITALY — (2.3%)
	Amplifon SpA	66,280	2,212,845
	Assicurazioni Generali SpA	197,550	4,816,750
	Banca Mediolanum SpA	107,989	1,168,611
	Banco BPM SpA	645,486	4,238,029
	Davide Campari-Milano NV	67,465	676,593
	Enel SpA	2,301,014	15,123,279
	Eni SpA	919,077	14,761,927
	Ferrari NV	35,768	14,710,922
	FinecoBank Banca Fineco SpA	244,712	3,748,930
Ω	Infrastrutture Wireless Italiane SpA	91,240	977,813
	Intesa Sanpaolo SpA	3,246,212	12,150,589
	Leonardo SpA	171,357	3,938,135
	Mediobanca Banca di Credito Finanziario SpA	293,203	4,165,859
	Moncler SpA	42,586	2,899,347
*Ω	Nexi SpA	122,152	710,699
Ω	Poste Italiane SpA	154,290	1,959,964
	Prysmian SpA	75,797	4,112,620
	Recordati Industria Chimica e Farmaceutica SpA	50,467	2,685,518
	Snam SpA	381,578	1,745,823
#	Stellantis NV	852,765	18,868,702
	Stellantis NV	26,989	601,855
*	Telecom Italia SpA, Sponsored ADR	53,165	123,343
	Tenaris SA, ADR	13,804	455,394
	Tenaris SA	101,644	1,688,023
	Terna – Rete Elettrica Nazionale	322,004	2,579,867
	UniCredit SpA	460,280	16,894,282

TOTAL ITALY			138,015,719

JAPAN – (21.2%)
	ABC-Mart, Inc.	30,600	609,499
	Acom Co. Ltd.	211,300	544,842
	Advantest Corp.	232,400	7,274,272

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aeon Co. Ltd.	212,200	$4,436,741
	AEON Financial Service Co. Ltd.	13,800	114,874
	Aeon Mall Co. Ltd.	38,848	444,146
	AGC, Inc.	109,800	4,059,770
	Air Water, Inc.	175,500	2,635,168
	Aisin Corp.	82,800	3,149,400
	Ajinomoto Co., Inc.	124,400	4,625,372
	Alfresa Holdings Corp.	87,600	1,298,187
	Amada Co. Ltd.	164,800	1,799,956
	ANA Holdings, Inc.	30,900	586,853
#	Aozora Bank Ltd.	41,217	640,386
	Asahi Group Holdings Ltd.	114,000	3,899,821
	Asahi Intecc Co. Ltd.	73,900	1,082,833
	Asahi Kasei Corp.	717,000	4,999,018
	Asics Corp.	37,500	1,607,338
	Astellas Pharma, Inc.	341,075	3,273,602
	Azbil Corp.	27,100	756,903
	Bandai Namco Holdings, Inc.	168,800	3,154,057
	BayCurrent Consulting, Inc.	61,700	1,313,418
	BIPROGY, Inc.	49,200	1,431,297
	Bridgestone Corp.	187,413	8,269,970
	Brother Industries Ltd.	148,000	2,617,966
	Calbee, Inc.	45,100	985,055
	Canon Marketing Japan, Inc.	28,600	785,852
	Canon, Inc., Sponsored ADR	22,768	613,370
#	Canon, Inc.	205,100	5,551,091
	Capcom Co. Ltd.	97,200	1,600,149
	Casio Computer Co. Ltd.	7,500	62,485
	Central Japan Railway Co.	144,725	3,309,568
	Chiba Bank Ltd.	198,137	1,673,676
	Chubu Electric Power Co., Inc.	146,800	1,884,318
	Chugai Pharmaceutical Co. Ltd.	183,900	5,848,726
	Chugoku Electric Power Co., Inc.	110,508	758,660
	Coca-Cola Bottlers Japan Holdings, Inc.	60,722	850,141
	COMSYS Holdings Corp.	60,800	1,423,178
	Concordia Financial Group Ltd.	460,464	2,481,042
	Cosmo Energy Holdings Co. Ltd.	53,494	2,557,306
	Cosmos Pharmaceutical Corp.	7,900	726,753
	Credit Saison Co. Ltd.	120,900	2,231,711
	CyberAgent, Inc.	184,300	1,148,293
	Dai Nippon Printing Co. Ltd.	80,600	2,347,564
	Daicel Corp.	209,700	1,947,713
	Daido Steel Co. Ltd.	44,900	495,090
	Daifuku Co. Ltd.	79,947	1,637,619
	Dai-ichi Life Holdings, Inc.	221,265	5,124,726
	Daiichi Sankyo Co. Ltd.	256,638	8,637,841
	Daikin Industries Ltd.	67,500	9,213,162
	Daito Trust Construction Co. Ltd.	24,400	2,615,542
	Daiwa House Industry Co. Ltd.	228,500	6,429,739
	Daiwa Securities Group, Inc.	513,300	3,772,271
	Denso Corp.	405,800	6,916,097
	Dentsu Group, Inc.	81,182	2,196,230
	Dentsu Soken, Inc.	13,500	447,229
	Dexerials Corp.	26,600	996,346
	Disco Corp.	28,200	8,032,649
	DMG Mori Co. Ltd.	73,900	1,975,533
	Dowa Holdings Co. Ltd.	43,140	1,615,463
	East Japan Railway Co.	181,200	3,321,208
	Ebara Corp.	40,000	3,297,361

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eisai Co. Ltd.	42,500	$1,745,434
	Electric Power Development Co. Ltd.	50,000	849,349
	ENEOS Holdings, Inc.	1,399,470	6,465,847
	EXEO Group, Inc.	101,600	1,107,363
	Ezaki Glico Co. Ltd.	3,600	92,937
	FANUC Corp.	161,100	4,771,667
	Fast Retailing Co. Ltd.	52,500	13,727,123
	Food & Life Cos. Ltd.	56,100	1,060,337
	Fuji Electric Co. Ltd.	50,500	3,141,297
	Fuji Media Holdings, Inc.	23,019	273,590
	Fuji Soft, Inc.	22,800	892,251
	FUJIFILM Holdings Corp.	228,900	4,869,270
	Fujikura Ltd.	160,700	2,761,520
	Fujitsu Ltd.	537,440	8,302,449
	Fukuoka Financial Group, Inc.	79,500	2,111,720
	Fuyo General Lease Co. Ltd.	14,100	1,209,210
	GMO internet group, Inc.	27,100	444,959
	GMO Payment Gateway, Inc.	15,302	699,931
	Goldwin, Inc.	9,000	545,908
	Gunma Bank Ltd.	118,391	720,546
	Hachijuni Bank Ltd.	190,571	1,271,286
	Hakuhodo DY Holdings, Inc.	135,600	1,261,255
	Hamamatsu Photonics KK	47,000	1,722,158
	Hankyu Hanshin Holdings, Inc.	86,548	2,269,136
#	Harmonic Drive Systems, Inc.	16,100	402,094
	Haseko Corp.	207,200	2,503,236
	Hikari Tsushin, Inc.	7,500	1,218,913
*	Hino Motors Ltd.	66,800	195,001
	Hirose Electric Co. Ltd.	14,700	1,560,343
	Hisamitsu Pharmaceutical Co., Inc.	9,100	220,781
	Hitachi Construction Machinery Co. Ltd.	64,600	1,845,123
	Hitachi Ltd.	278,815	25,723,658
#	Honda Motor Co. Ltd., Sponsored ADR	13,282	451,455
	Honda Motor Co. Ltd.	1,078,407	12,269,659
	Horiba Ltd.	26,200	2,541,900
	Hoshizaki Corp.	26,000	895,926
	House Foods Group, Inc.	16,700	329,037
	Hoya Corp.	107,200	12,428,748
	Hulic Co. Ltd.	203,600	1,876,104
	Ibiden Co. Ltd.	47,000	1,786,633
	Idemitsu Kosan Co. Ltd.	612,595	4,150,403
	IHI Corp.	85,600	2,049,619
	Iida Group Holdings Co. Ltd.	69,750	890,422
	INFRONEER Holdings, Inc.	150,700	1,334,550
	Inpex Corp.	417,117	6,248,328
	Internet Initiative Japan, Inc.	49,200	832,413
	Isetan Mitsukoshi Holdings Ltd.	137,580	1,932,333
	Isuzu Motors Ltd.	437,793	5,548,084
#	Ito En Ltd.	15,709	381,183
#	ITOCHU Corp.	244,000	11,007,995
	Iwatani Corp.	33,900	1,924,926
	Iyogin Holdings, Inc.	85,500	652,520
	J Front Retailing Co. Ltd.	170,800	1,487,470
	Japan Airlines Co. Ltd.	85,800	1,520,270
	Japan Airport Terminal Co. Ltd.	25,200	890,548
	Japan Exchange Group, Inc.	151,600	3,550,550
	Japan Petroleum Exploration Co. Ltd.	11,800	497,762
	Japan Post Bank Co. Ltd.	157,000	1,593,598
	Japan Post Holdings Co. Ltd.	490,590	4,711,282

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Post Insurance Co. Ltd.	65,500	$1,229,702
	Japan Tobacco, Inc.	357,900	9,628,088
	JFE Holdings, Inc.	327,413	4,886,873
	JGC Holdings Corp.	105,200	1,014,041
	JTEKT Corp.	134,360	1,040,053
	Kadokawa Corp.	30,600	559,313
	Kagome Co. Ltd.	23,200	593,059
	Kajima Corp.	166,500	3,189,654
	Kakaku.com, Inc.	31,500	362,330
	Kamigumi Co. Ltd.	48,000	1,036,588
	Kandenko Co. Ltd.	17,300	192,976
	Kansai Electric Power Co., Inc.	157,100	2,353,266
	Kansai Paint Co. Ltd.	58,200	757,658
	Kao Corp.	102,400	4,224,225
	Kawasaki Heavy Industries Ltd.	82,000	2,538,560
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,417,823
	KDDI Corp.	507,100	14,071,405
	Keihan Holdings Co. Ltd.	44,100	922,337
	Keikyu Corp.	49,500	393,498
	Keio Corp.	32,582	797,192
	Keisei Electric Railway Co. Ltd.	24,000	894,070
	Kewpie Corp.	53,000	1,069,230
	Keyence Corp.	40,604	17,856,404
	Kikkoman Corp.	120,500	1,435,807
	Kinden Corp.	65,500	1,249,813
	Kintetsu Group Holdings Co. Ltd.	32,128	825,965
	Kirin Holdings Co. Ltd.	201,000	2,934,117
	Kobayashi Pharmaceutical Co. Ltd.	16,400	581,379
	Kobe Bussan Co. Ltd.	34,800	751,585
	Kobe Steel Ltd.	260,200	3,175,881
	Koei Tecmo Holdings Co. Ltd.	32,724	304,378
	Koito Manufacturing Co. Ltd.	98,500	1,324,897
	Komatsu Ltd.	298,500	8,912,060
	Konami Group Corp.	25,100	1,514,467
	Kose Corp.	8,831	455,362
	Kubota Corp.	222,700	3,572,047
	Kuraray Co. Ltd.	290,700	3,220,699
	Kurita Water Industries Ltd.	50,400	1,996,046
	Kyocera Corp.	264,860	3,228,283
	Kyoto Financial Group, Inc.	111,152	1,978,412
	Kyowa Kirin Co. Ltd.	83,900	1,409,004
	Kyudenko Corp.	22,100	917,235
	Kyushu Electric Power Co., Inc.	130,300	1,208,778
	Kyushu Financial Group, Inc.	169,500	1,134,133
	Kyushu Railway Co.	43,600	938,094
	Lasertec Corp.	22,800	4,918,081
	Lion Corp.	118,100	1,059,119
	Lixil Corp.	178,040	1,912,278
	LY Corp.	566,700	1,361,572
	M3, Inc.	125,100	1,323,329
	Mabuchi Motor Co. Ltd.	21,400	331,441
	Macnica Holdings, Inc.	30,000	1,322,791
	Makita Corp.	79,100	2,290,014
	Marubeni Corp.	303,300	5,403,699
	Marui Group Co. Ltd.	91,200	1,392,976
	Maruichi Steel Tube Ltd.	24,000	617,963
	Maruwa Co. Ltd.	3,600	758,620
	MatsukiyoCocokara & Co.	99,040	1,404,459
	Mazda Motor Corp.	378,499	4,284,410

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	McDonald’s Holdings Co. Japan Ltd.	26,100	$1,148,105
	Mebuki Financial Group, Inc.	513,249	1,815,682
	Medipal Holdings Corp.	89,050	1,396,575
	MEIJI Holdings Co. Ltd.	110,190	2,465,430
#*	Mercari, Inc.	53,126	614,289
	Minebea Mitsumi, Inc.	165,900	3,107,363
	MISUMI Group, Inc.	127,500	2,072,877
	Mitsubishi Chemical Group Corp.	946,690	5,522,863
	Mitsubishi Corp.	740,400	16,932,628
	Mitsubishi Electric Corp.	419,700	7,315,340
	Mitsubishi Estate Co. Ltd.	238,553	4,371,413
	Mitsubishi Gas Chemical Co., Inc.	97,500	1,725,186
	Mitsubishi HC Capital, Inc.	613,970	3,976,096
	Mitsubishi Heavy Industries Ltd.	841,000	7,519,475
	Mitsubishi Logistics Corp.	28,700	952,157
	Mitsubishi Materials Corp.	31,700	619,499
	Mitsubishi Motors Corp.	510,999	1,619,274
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	859,393	8,550,960
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	15,575,289
	Mitsui & Co. Ltd., Sponsored ADR	854	829,473
	Mitsui & Co. Ltd.	271,755	13,119,158
	Mitsui Chemicals, Inc.	110,600	3,147,995
	Mitsui Fudosan Co. Ltd.	564,600	5,745,969
	Mitsui High-Tec, Inc.	4,200	188,059
#	Mitsui OSK Lines Ltd.	117,900	3,742,097
	Miura Co. Ltd.	32,500	511,331
	Mizuho Financial Group, Inc.	501,612	9,695,712
	MonotaRO Co. Ltd.	62,000	743,062
	MS&AD Insurance Group Holdings, Inc.	280,485	5,042,850
	Murata Manufacturing Co. Ltd.	455,500	8,322,968
	Nabtesco Corp.	29,400	484,863
	Nagoya Railroad Co. Ltd.	72,428	944,726
	Nankai Electric Railway Co. Ltd.	38,100	663,415
	NEC Corp.	67,755	4,905,568
	NEC Networks & System Integration Corp.	28,800	478,427
	Nexon Co. Ltd.	71,100	1,108,545
	NGK Insulators Ltd.	165,900	2,259,937
	NH Foods Ltd.	49,000	1,611,914
	NHK Spring Co. Ltd.	84,900	860,448
	Nichirei Corp.	70,100	1,755,065
	NIDEC Corp.	71,872	3,365,970
	Nifco, Inc.	54,400	1,315,035
	Nihon Kohden Corp.	32,000	870,030
	Nikon Corp.	147,500	1,525,050
	Nintendo Co. Ltd.	275,200	13,421,221
	Nippon Electric Glass Co. Ltd.	38,600	955,122
	Nippon Express Holdings, Inc.	54,000	2,762,547
	Nippon Paint Holdings Co. Ltd.	169,500	1,084,972
	Nippon Sanso Holdings Corp.	83,000	2,465,299
	Nippon Shinyaku Co. Ltd.	2,601	71,970
	Nippon Steel Corp.	296,342	6,643,664
	Nippon Telegraph & Telephone Corp.	7,051,300	7,613,021
	Nippon Yusen KK	123,100	3,494,867
	Nissan Chemical Corp.	41,000	1,397,615
	Nissan Motor Co. Ltd.	840,500	3,075,980
	Nisshin Seifun Group, Inc.	81,370	1,061,462
	Nissin Foods Holdings Co. Ltd.	39,300	1,048,741
	Niterra Co. Ltd.	102,300	3,355,217
	Nitori Holdings Co. Ltd.	23,400	3,131,694

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Denko Corp.	65,900	$5,448,982
	NOF Corp.	101,400	1,360,375
	NOK Corp.	38,800	561,515
	Nomura Holdings, Inc.	556,800	3,168,182
#	Nomura Holdings, Inc., Sponsored ADR	300,092	1,713,525
	Nomura Real Estate Holdings, Inc.	64,100	1,794,615
	Nomura Research Institute Ltd.	105,834	2,560,959
#	NS Solutions Corp.	16,900	550,460
	NSK Ltd.	214,653	1,180,459
	NTT Data Group Corp.	195,500	3,057,193
	Obayashi Corp.	292,800	3,267,879
	OBIC Business Consultants Co. Ltd.	9,700	396,364
	Obic Co. Ltd.	15,300	1,965,537
	Odakyu Electric Railway Co. Ltd.	62,900	707,165
	Oji Holdings Corp.	614,000	2,405,047
	Olympus Corp.	233,600	3,253,980
	Omron Corp.	53,900	1,849,976
	Ono Pharmaceutical Co. Ltd.	196,400	2,828,819
	Open House Group Co. Ltd.	60,100	1,827,655
	Oracle Corp.	12,300	923,048
	Oriental Land Co. Ltd.	225,100	6,210,895
	ORIX Corp.	343,700	7,033,961
	Osaka Gas Co. Ltd.	85,500	1,901,167
	Otsuka Corp.	57,400	1,141,578
	Otsuka Holdings Co. Ltd.	73,000	3,121,250
	Pan Pacific International Holdings Corp.	119,100	2,797,186
	Panasonic Holdings Corp.	658,740	5,749,779
*	Park24 Co. Ltd.	54,700	589,096
	Persol Holdings Co. Ltd.	1,105,565	1,529,339
	Pola Orbis Holdings, Inc.	26,900	246,839
	Rakus Co. Ltd.	32,000	323,458
*	Rakuten Group, Inc.	243,213	1,169,719
	Recruit Holdings Co. Ltd.	381,000	16,408,664
	Renesas Electronics Corp.	401,900	6,525,149
	Resona Holdings, Inc.	631,631	3,994,273
	Resonac Holdings Corp.	131,600	2,853,474
	Ricoh Co. Ltd.	270,100	2,330,167
	Rinnai Corp.	43,500	942,535
	Rohm Co. Ltd.	138,248	1,987,294
	Rohto Pharmaceutical Co. Ltd.	54,300	1,059,416
	Rorze Corp.	2,400	416,100
	Ryohin Keikaku Co. Ltd.	119,200	1,920,196
	Sankyo Co. Ltd.	155,000	1,683,613
	Sankyu, Inc.	45,200	1,567,065
	Sanrio Co. Ltd.	71,400	1,203,836
	Santen Pharmaceutical Co. Ltd.	202,000	1,951,135
	Sanwa Holdings Corp.	147,500	2,408,805
	Sapporo Holdings Ltd.	22,100	798,819
	SBI Holdings, Inc.	112,450	2,737,948
	SCREEN Holdings Co. Ltd.	24,300	2,507,205
	SCSK Corp.	53,000	963,498
	Secom Co. Ltd.	46,000	3,195,273
	Sega Sammy Holdings, Inc.	110,648	1,448,268
	Seibu Holdings, Inc.	109,000	1,696,485
	Seiko Epson Corp.	163,400	2,687,928
	Seino Holdings Co. Ltd.	71,200	953,876
	Sekisui Chemical Co. Ltd.	188,700	2,745,215
	Sekisui House Ltd.	192,960	4,434,289
	Seven & i Holdings Co. Ltd.	861,228	11,128,094

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seven Bank Ltd.	58,901	$105,290
	SG Holdings Co. Ltd.	112,800	1,320,334
#*	Sharp Corp.	90,600	475,574
*	SHIFT, Inc.	5,400	496,732
	Shimadzu Corp.	77,300	2,100,091
	Shimamura Co. Ltd.	23,708	1,168,729
	Shimano, Inc.	21,600	3,510,280
	Shimizu Corp.	237,600	1,471,802
	Shin-Etsu Chemical Co. Ltd.	533,500	20,651,219
	Shinko Electric Industries Co. Ltd.	23,200	814,558
	Shionogi & Co. Ltd.	71,800	3,353,114
	Shiseido Co. Ltd.	92,800	2,484,092
	Shizuoka Financial Group, Inc.	202,870	1,893,558
	SHO-BOND Holdings Co. Ltd.	16,400	633,317
	Skylark Holdings Co. Ltd.	139,100	1,982,267
	SMC Corp.	10,200	5,358,739
	Socionext, Inc.	49,600	1,450,087
	SoftBank Corp.	790,100	9,529,938
	SoftBank Group Corp.	220,376	10,838,223
	Sohgo Security Services Co. Ltd.	264,500	1,471,079
	Sojitz Corp.	107,299	2,762,611
	Sompo Holdings, Inc.	232,182	4,594,909
	Sony Group Corp.	375,200	31,010,781
	Square Enix Holdings Co. Ltd.	27,000	975,972
	Stanley Electric Co. Ltd.	76,800	1,359,129
	Subaru Corp.	332,586	7,426,308
	Sugi Holdings Co. Ltd.	63,300	928,755
	SUMCO Corp.	218,400	3,257,066
	Sumitomo Bakelite Co. Ltd.	34,600	985,509
	Sumitomo Chemical Co. Ltd.	719,948	1,538,141
	Sumitomo Corp.	240,000	6,311,315
	Sumitomo Electric Industries Ltd.	353,200	5,459,170
	Sumitomo Forestry Co. Ltd.	105,800	3,259,664
	Sumitomo Heavy Industries Ltd.	80,100	2,232,123
	Sumitomo Metal Mining Co. Ltd.	115,336	3,853,219
	Sumitomo Mitsui Financial Group, Inc.	271,540	15,424,497
	Sumitomo Mitsui Trust Holdings, Inc.	166,880	3,508,628
	Sumitomo Realty & Development Co. Ltd.	95,300	3,297,752
	Sumitomo Rubber Industries Ltd.	114,512	1,389,928
	Sundrug Co. Ltd.	47,800	1,387,979
	Suntory Beverage & Food Ltd.	71,700	2,332,777
	Suzuken Co. Ltd.	33,738	996,409
	Suzuki Motor Corp.	480,000	5,589,974
	Sysmex Corp.	156,600	2,504,093
	T&D Holdings, Inc.	172,600	2,816,371
	Taiheiyo Cement Corp.	41,601	951,519
	Taisei Corp.	68,600	2,511,473
	Taiyo Yuden Co. Ltd.	61,600	1,442,830
	Takashimaya Co. Ltd.	87,500	1,240,339
	Takeda Pharmaceutical Co. Ltd.	389,352	10,232,975
	TBS Holdings, Inc.	17,600	458,687
	TDK Corp.	146,202	6,522,215
	TechnoPro Holdings, Inc.	62,400	1,062,884
	Terumo Corp.	250,800	4,254,602
	THK Co. Ltd.	73,300	1,599,340
	TIS, Inc.	84,100	1,796,088
	Tobu Railway Co. Ltd.	35,200	698,385
	Toei Animation Co. Ltd.	15,500	256,530
	Toei Co. Ltd.	14,000	332,329

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Co. Ltd.	21,800	$730,351
	Toho Gas Co. Ltd.	12,200	313,302
	Tohoku Electric Power Co., Inc.	171,200	1,321,674
	Tokio Marine Holdings, Inc.	523,043	16,531,499
	Tokyo Century Corp.	141,600	1,409,391
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	2,180,830
	Tokyo Electron Ltd.	131,100	28,756,226
	Tokyo Gas Co. Ltd.	94,000	2,108,161
	Tokyo Ohka Kogyo Co. Ltd.	52,500	1,392,209
	Tokyo Seimitsu Co. Ltd.	24,500	1,594,283
	Tokyo Tatemono Co. Ltd.	150,519	2,504,631
	Tokyu Corp.	94,517	1,118,856
	Tokyu Fudosan Holdings Corp.	504,100	3,693,164
	TOPPAN Holdings, Inc.	100,000	2,372,394
	Toray Industries, Inc.	571,293	2,611,221
	Toridoll Holdings Corp.	22,200	533,476
	Tosoh Corp.	133,800	1,844,583
#	TOTO Ltd.	52,800	1,429,005
	Toyo Seikan Group Holdings Ltd.	72,000	1,112,929
	Toyo Suisan Kaisha Ltd.	21,400	1,338,233
	Toyo Tire Corp.	121,600	2,300,563
	Toyoda Gosei Co. Ltd.	61,000	1,181,002
	Toyota Boshoku Corp.	67,300	995,254
	Toyota Industries Corp.	30,100	2,860,306
#	Toyota Motor Corp., Sponsored ADR	45,827	10,416,935
	Toyota Motor Corp.	2,800,015	63,864,352
	Toyota Tsusho Corp.	82,660	5,255,514
	Trend Micro, Inc.	37,800	1,862,716
	Tsuruha Holdings, Inc.	26,200	1,653,846
	Ulvac, Inc.	20,100	1,201,895
	Unicharm Corp.	92,200	2,739,551
	USS Co. Ltd.	155,700	1,189,438
*	Visional, Inc.	11,900	542,976
	Welcia Holdings Co. Ltd.	60,500	889,519
	West Japan Railway Co.	85,600	1,624,812
#	Workman Co. Ltd.	8,500	208,825
	Yakult Honsha Co. Ltd.	71,100	1,390,697
	Yamada Holdings Co. Ltd.	365,600	1,046,562
	Yamaguchi Financial Group, Inc.	74,500	752,570
#	Yamaha Corp.	45,500	958,829
	Yamaha Motor Co. Ltd.	567,900	5,296,927
	Yamato Holdings Co. Ltd.	83,600	1,104,078
	Yamato Kogyo Co. Ltd.	21,200	1,139,059
	Yamazaki Baking Co. Ltd.	35,700	864,061
	Yaoko Co. Ltd.	11,800	637,936
	Yaskawa Electric Corp.	51,800	2,134,295
	Yokogawa Electric Corp.	68,600	1,515,772
	Yokohama Rubber Co. Ltd.	91,300	2,389,705
	Zenkoku Hosho Co. Ltd.	37,300	1,309,675
	Zensho Holdings Co. Ltd.	30,000	1,162,776
	Zeon Corp.	75,400	751,446
	ZOZO, Inc.	38,500	829,231

TOTAL JAPAN			1,277,329,417

NETHERLANDS — (4.2%)
Ω	ABN AMRO Bank NV, GDR	188,850	3,025,105
*Ω	Adyen NV	4,721	5,655,759
	Aegon Ltd.	875,474	5,421,978
	Akzo Nobel NV	91,211	6,018,272

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	ArcelorMittal SA	217,743	$5,445,743
	ASM International NV	19,135	12,036,659
	ASML Holding NV	104,759	91,353,873
	ASR Nederland NV	91,948	4,601,031
	BE Semiconductor Industries NV	43,183	5,729,262
	Coca-Cola Europacific Partners PLC	102,049	7,318,848
Ω	CTP NV	16,119	273,438
	Heineken NV	66,466	6,468,448
	IMCD NV	32,233	4,863,141
	ING Groep NV	811,477	12,829,667
*	InPost SA	12,589	202,113
	JDE Peet’s NV	39,599	879,873
	Koninklijke Ahold Delhaize NV	477,963	14,508,179
	Koninklijke KPN NV	2,048,207	7,443,454
#*	Koninklijke Philips NV	347,106	9,216,773
	NN Group NV	154,493	7,126,898
*	Pluxee NV	48,220	1,486,691
	Prosus NV	245,959	8,229,778
	Qiagen NV	69,782	2,925,273
	Randstad NV	68,985	3,459,662
	Universal Music Group NV	259,615	7,636,623
	Wolters Kluwer NV	118,210	17,696,803

TOTAL NETHERLANDS			251,853,344

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	209,608	825,651
	Air New Zealand Ltd.	340,413	110,266
	Auckland International Airport Ltd.	254,995	1,178,859
	Chorus Ltd.	377,181	1,598,166
	Contact Energy Ltd.	260,795	1,331,462
#	EBOS Group Ltd.	45,694	941,616
	Fisher & Paykel Healthcare Corp. Ltd.	159,404	2,669,657
	Fletcher Building Ltd.	485,148	1,085,865
	Fonterra Co.-operative Group Ltd.	22,286	48,623
	Genesis Energy Ltd.	121,584	166,590
	Infratil Ltd.	183,063	1,175,400
	Mainfreight Ltd.	27,514	1,099,659
	Mercury NZ Ltd.	146,906	551,318
	Meridian Energy Ltd.	285,465	1,006,801
	Port of Tauranga Ltd.	117,196	337,947
*	Ryman Healthcare Ltd.	215,555	514,517
	Spark New Zealand Ltd.	589,184	1,655,698
	Summerset Group Holdings Ltd.	26,493	172,901
	Vector Ltd.	65,942	144,849

TOTAL NEW ZEALAND			16,615,845

NORWAY — (0.7%)
*	Adevinta ASA	61,332	623,602
#	Aker ASA, Class A	6,538	362,963
	Aker BP ASA	99,748	2,419,202
	Aker Solutions ASA	159,249	600,257
	Austevoll Seafood ASA	7,647	61,061
*Ω	AutoStore Holdings Ltd.	67,198	95,210
	Bakkafrost P	10,429	633,396
	Borr Drilling Ltd.	57,051	302,370
	Borregaard ASA	43,288	741,478
Ω	BW LPG Ltd.	128,967	1,862,357
	DNB Bank ASA	205,466	3,581,097

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
	NORWAY — (Continued)
*Ω	Entra ASA	11,555	$106,340
	Equinor ASA	303,757	8,082,477
*	FLEX LNG Ltd.	5,140	133,691
	Frontline PLC	52,572	1,245,703
	Gjensidige Forsikring ASA	36,071	578,337
	Golar LNG Ltd.	6,906	169,335
	Golden Ocean Group Ltd.	67,870	953,778
	Hafnia Ltd.	151,063	1,138,977
	Hoegh Autoliners ASA	40,378	423,814
	Kongsberg Gruppen ASA	19,687	1,389,767
	Leroy Seafood Group ASA	99,660	439,301
	Mowi ASA	97,976	1,720,156
	Norsk Hydro ASA	379,482	2,332,062
	Orkla ASA	137,913	938,141
	Protector Forsikring ASA	14,279	288,646
	Salmar ASA	15,415	969,774
	Schibsted ASA, Class A	14,867	425,008
	Schibsted ASA, Class B	30,944	864,473
	SpareBank 1 SR-Bank ASA	79,319	960,437
	Stolt-Nielsen Ltd.	19,501	830,407
	Storebrand ASA	257,410	2,471,033
	Subsea 7 SA	98,067	1,577,678
	Telenor ASA	172,346	1,981,418
	TOMRA Systems ASA	34,735	425,525
	Var Energi ASA	88,080	285,954
	Wallenius Wilhelmsen ASA	75,368	759,147
	Yara International ASA	46,447	1,323,979

	TOTAL NORWAY		44,098,351

	PORTUGAL — (0.2%)
	EDP—Energias de Portugal SA	524,117	1,968,147
	EDP Renovaveis SA	116,435	1,594,016
	Galp Energia SGPS SA	371,585	7,982,076
	Jeronimo Martins SGPS SA	75,294	1,548,928

	TOTAL PORTUGAL		13,093,167

	SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	773,550	1,495,931
	City Developments Ltd.	263,200	1,179,645
	DBS Group Holdings Ltd.	542,548	13,811,863
	Genting Singapore Ltd.	1,095,300	730,970
	Great Eastern Holdings Ltd.	13,000	173,752
	Hongkong Land Holdings Ltd.	443,000	1,415,464
#	Jardine Cycle & Carriage Ltd.	69,910	1,349,140
	Keppel Ltd.	497,900	2,490,451
	Oversea-Chinese Banking Corp. Ltd.	754,857	7,836,596
#*	Seatrium Ltd.	17,238,974	1,231,474
	Sembcorp Industries Ltd.	511,720	1,999,838
	Singapore Airlines Ltd.	557,200	2,658,746
	Singapore Exchange Ltd.	281,600	1,920,941
	Singapore Technologies Engineering Ltd.	424,600	1,247,255
	Singapore Telecommunications Ltd.	1,201,150	2,083,123
	United Overseas Bank Ltd.	377,365	8,374,026
	UOL Group Ltd.	242,187	1,034,078
	Wilmar International Ltd.	903,900	2,124,683
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	1,930,809

	TOTAL SINGAPORE		55,088,785

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (2.4%)
	Acciona SA	8,286	$957,912
	ACS Actividades de Construccion y Servicios SA	116,869	4,680,656
Ω	Aena SME SA	22,177	4,041,527
	Amadeus IT Group SA	116,548	7,397,759
	Banco Bilbao Vizcaya Argentaria SA	1,401,013	15,150,519
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	729,514	7,813,095
	Banco de Sabadell SA	2,511,975	4,798,384
#	Banco Santander SA	3,608,632	17,558,274
	CaixaBank SA	1,636,972	8,632,666
Ω	Cellnex Telecom SA	119,663	3,955,424
	Corp. ACCIONA Energias Renovables SA	11,197	227,381
	Endesa SA	108,730	1,982,761
	Ferrovial SE	78,034	2,806,516
*	Grifols SA	11,211	102,608
	Iberdrola SA	1,208,581	14,819,102
#	Industria de Diseno Textil SA	322,128	14,666,791
	Mapfre SA	438,623	1,058,207
#	Naturgy Energy Group SA	33,680	851,881
	Redeia Corp. SA	151,757	2,533,371
	Repsol SA	863,177	13,548,498
#	Telefonica SA, Sponsored ADR	192,895	854,525
#	Telefonica SA	3,021,501	13,535,103

TOTAL SPAIN			141,972,960

SWEDEN — (2.6%)
	AAK AB	54,219	1,394,596
	AddTech AB, Class B	76,982	1,600,433
#	Alfa Laval AB	60,529	2,577,007
#	Assa Abloy AB, Class B	199,102	5,260,554
	Atlas Copco AB, Class A	738,553	12,936,555
	Atlas Copco AB, Class B	450,234	6,750,906
	Atrium Ljungberg AB, Class B	12,064	213,231
#	Avanza Bank Holding AB	71,879	1,540,369
	Axfood AB	38,731	1,001,950
#	Beijer Ref AB	62,408	879,538
	Billerud Aktiebolag	116,116	963,024
#	Boliden AB	147,411	4,844,617
	Bure Equity AB	3,116	97,558
*	Camurus AB	4,560	204,487
*	Castellum AB	71,347	847,742
#Ω	Dometic Group AB	165,116	1,179,939
#*	Electrolux AB, Class B	99,848	868,202
	Elekta AB, Class B	184,774	1,315,744
#*	Embracer Group AB	87,519	218,536
	Epiroc AB, Class A	177,442	3,280,434
	Epiroc AB, Class B	99,521	1,649,658
	Essity AB, Class A	8,605	213,368
	Essity AB, Class B	153,538	3,830,734
Ω	Evolution AB	40,354	4,458,518
	Fabege AB	92,014	703,751
*	Fastighets AB Balder, Class B	139,666	880,357
	Fortnox AB	150,293	875,748
	Getinge AB, Class B	79,031	1,663,794
#	H & M Hennes & Mauritz AB, Class B	207,154	3,292,671
	Hemnet Group AB	8,810	228,960
#	Hexagon AB, Class B	359,770	3,763,544
	Hexpol AB	104,516	1,182,612
	Holmen AB, Class B	30,769	1,198,369
	Hufvudstaden AB, Class A	31,720	368,444

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Husqvarna AB, Class A	12,600	$102,850
#	Husqvarna AB, Class B	164,617	1,335,242
	Indutrade AB	88,874	2,044,600
	Kindred Group PLC, SDR	33,409	374,351
	Lagercrantz Group AB, Class B	111,522	1,636,400
#	Lifco AB, Class B	63,235	1,532,094
	Loomis AB	18,697	477,835
	Medicover AB, Class B	15,661	245,347
*	Millicom International Cellular SA, SDR	146,270	3,001,248
Ω	Munters Group AB	81,374	1,622,383
	Mycronic AB	31,459	1,094,899
#	Nibe Industrier AB, Class B	236,728	1,092,315
#	Nordnet AB publ	42,759	760,207
	Pandox AB	52,404	810,398
#	Saab AB, Class B	26,161	2,071,133
	Sagax AB, Class B	32,558	815,319
#	Sandvik AB	245,661	4,896,892
	Sectra AB, Class B	46,610	917,116
	Securitas AB, Class B	225,286	2,257,726
*Ω	Sinch AB	335,523	758,612
	Skandinaviska Enskilda Banken AB, Class A	385,765	5,052,141
	Skanska AB, Class B	148,452	2,550,154
	SKF AB, Class A	5,065	104,333
	SKF AB, Class B	161,381	3,317,680
#	SSAB AB, Class A	167,702	941,668
#	SSAB AB, Class B	462,311	2,586,888
	Svenska Cellulosa AB SCA, Class A	8,605	125,022
	Svenska Cellulosa AB SCA, Class B	177,476	2,600,957
	Svenska Handelsbanken AB, Class A	292,444	2,507,802
#	Svenska Handelsbanken AB, Class B	3,612	38,750
	Sweco AB, Class B	72,597	777,638
	Swedbank AB, Class A	193,925	3,708,285
*	Swedish Orphan Biovitrum AB	52,989	1,367,808
	Tele2 AB, Class B	284,401	2,652,625
#	Telefonaktiebolaget LM Ericsson, Class A	17,870	91,220
	Telefonaktiebolaget LM Ericsson, Class B	872,896	4,429,847
	Telia Co. AB	1,246,329	2,850,947
#Ω	Thule Group AB	41,461	1,170,434
	Trelleborg AB, Class B	97,629	3,440,683
#	Vitrolife AB	12,671	189,253
	Volvo AB, Class A	76,450	2,013,406
	Volvo AB, Class B	533,507	13,579,449
*	Volvo Car AB	161,248	32,921
*	Volvo Car AB, Class B	161,248	500,551
#	Wallenstam AB, Class B	137,474	607,695
#	Wihlborgs Fastigheter AB	89,786	752,015

TOTAL SWEDEN			158,123,089

SWITZERLAND — (7.0%)
	ABB Ltd.	492,951	23,951,719
#	Alcon, Inc.	192,210	14,894,104
	Baloise Holding AG	15,636	2,362,800
	Banque Cantonale Vaudoise	11,019	1,152,307
	Barry Callebaut AG	558	901,712
	BKW AG	5,898	875,487
	Chocoladefabriken Lindt & Spruengli AG	31	3,577,482
	Cie Financiere Richemont SA, Class A	121,670	16,818,083
	DSM-Firmenich AG	28,398	3,184,963
	EMS-Chemie Holding AG	1,257	1,002,879

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Geberit AG	9,299	$4,963,631
	Givaudan SA	1,980	8,468,002
	Holcim AG	135,781	11,373,308
	Julius Baer Group Ltd.	92,739	4,976,222
#	Kuehne & Nagel International AG	16,670	4,405,822
#	Logitech International SA	53,387	4,177,588
	Lonza Group AG	24,189	13,352,164
	Nestle SA	702,768	70,558,018
#	Novartis AG, Sponsored ADR	195,278	18,967,352
	Novartis AG	340,245	33,023,321
	Partners Group Holding AG	6,830	8,787,246
	Roche Holding AG	222,769	53,598,897
*	Sandoz Group AG	155,694	5,291,556
*	Sandoz Group AG, ADR	39,056	1,323,204
	Schindler Holding AG	9,697	2,362,710
	SGS SA	31,204	2,747,688
#	SIG Group AG	172,828	3,453,682
	Sika AG	31,243	8,887,427
	Sonova Holding AG	17,883	4,943,436
	Straumann Holding AG	25,568	3,398,947
#	Swatch Group AG	33,446	3,357,181
	Swiss Life Holding AG	11,467	7,737,422
	Swiss Prime Site AG	27,938	2,579,595
	Swiss Re AG	147,397	16,022,845
	Swisscom AG	17,746	9,735,572
#*	UBS Group AG	731,216	19,391,582
Ω	VAT Group AG	13,758	6,849,567
	Zurich Insurance Group AG	34,412	16,657,002

TOTAL SWITZERLAND			420,112,523

UNITED KINGDOM — (12.6%)

	3i Group PLC	500,789	17,891,909
	Admiral Group PLC	92,548	3,150,069
Ω	Airtel Africa PLC	513,907	709,681
	Anglo American PLC	336,736	11,003,677
	Antofagasta PLC	146,171	4,009,730
	Ashtead Group PLC	166,204	12,068,388
	Associated British Foods PLC	142,156	4,705,034
	AstraZeneca PLC, Sponsored ADR	495,669	37,611,364
	AstraZeneca PLC	128,443	19,426,858
Ω	Auto Trader Group PLC	474,580	4,114,361
	Aviva PLC	1,016,927	5,904,432
	B&M European Value Retail SA	507,513	3,275,270
	BAE Systems PLC	589,279	9,801,016
#	Barclays PLC, Sponsored ADR	996,036	10,199,409
	Barclays PLC	2,341,417	5,903,397
	Barratt Developments PLC	539,321	3,047,228
	Beazley PLC	339,301	2,807,296
	Berkeley Group Holdings PLC	53,150	3,121,256
	BP PLC, Sponsored ADR	748,671	29,025,955
	BP PLC	2,286,869	14,740,328
	British American Tobacco PLC, Sponsored ADR	22,867	672,747
	British American Tobacco PLC	446,549	13,109,014
	BT Group PLC	5,262,709	6,729,970
	Bunzl PLC	94,984	3,642,427
	Burberry Group PLC	82,094	1,174,653
*	Carnival PLC	32,636	437,600
	Centrica PLC	4,931,495	7,872,005
	Coca-Cola HBC AG	60,881	1,965,161

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Compass Group PLC	437,966	$12,181,458
Ω	ConvaTec Group PLC	740,532	2,304,025
	Croda International PLC	23,148	1,325,841
	DCC PLC	54,003	3,687,901
#	Diageo PLC, Sponsored ADR	105,239	14,539,820
	Diageo PLC	169,923	5,872,483
	Diploma PLC	56,315	2,545,471
	DS Smith PLC	830,221	3,616,884
	easyJet PLC	41,783	279,865
	Entain PLC	149,927	1,462,719
*††	Evraz PLC	179,407	0
	Experian PLC	245,636	9,907,469
*	Frasers Group PLC	80,398	818,177
	Fresnillo PLC	13,527	93,685
	Glencore PLC	3,172,321	18,458,339
	GSK PLC	612,423	12,705,890
#	GSK PLC, Sponsored ADR	292,073	12,103,489
	Haleon PLC	773,607	3,267,205
#	Haleon PLC, ADR	300,137	2,560,169
	Halma PLC	92,238	2,527,952
	Hargreaves Lansdown PLC	51,408	519,495
	Hikma Pharmaceuticals PLC	73,777	1,771,428
	Hiscox Ltd.	136,430	2,092,273
	Howden Joinery Group PLC	387,823	4,221,343
	HSBC Holdings PLC	1,377,459	11,939,747
#	HSBC Holdings PLC, Sponsored ADR	519,933	22,658,680
	IMI PLC	138,922	3,026,097
	Imperial Brands PLC	376,885	8,611,878
	Informa PLC	432,233	4,279,058
#	InterContinental Hotels Group PLC, ADR	1,227	120,715
	InterContinental Hotels Group PLC	38,416	3,746,864
	Intermediate Capital Group PLC	147,806	3,852,401
*	International Consolidated Airlines Group SA	119,677	260,818
	Intertek Group PLC	72,170	4,441,813
	Investec PLC	316,523	2,004,946
	J Sainsbury PLC	996,122	3,267,456
	JD Sports Fashion PLC	984,756	1,409,850
	Kingfisher PLC	777,174	2,393,947
	Legal & General Group PLC	2,109,101	6,191,265
	Lloyds Banking Group PLC	17,375,717	11,213,986
	Lloyds Banking Group PLC, ADR	1,025,568	2,625,454
	London Stock Exchange Group PLC	77,053	8,494,309
	M&G PLC	1,189,909	2,978,970
	Marks & Spencer Group PLC	1,992,807	6,348,967
	Melrose Industries PLC	671,778	5,277,710
	Mondi PLC	218,897	4,148,404
	National Grid PLC	288,742	3,787,473
#	National Grid PLC, Sponsored ADR	94,014	6,266,033
	NatWest Group PLC	1,736,125	6,552,798
#	NatWest Group PLC, Sponsored ADR	275,889	2,124,343
	Next PLC	32,817	3,680,688
	Pearson PLC	226,928	2,753,506
	Pearson PLC, Sponsored ADR	78,104	951,307
	Persimmon PLC	97,204	1,574,027
	Phoenix Group Holdings PLC	357,495	2,177,397
	Prudential PLC, ADR	47,310	830,764
	Prudential PLC	534,285	4,646,862
	Reckitt Benckiser Group PLC	176,599	9,873,121
#	RELX PLC, Sponsored ADR	162,328	6,686,292

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	RELX PLC	370,363	$15,224,607
	Rentokil Initial PLC	566,438	2,859,364
	Rightmove PLC	387,435	2,481,831
	Rio Tinto PLC	154,229	10,435,246
#	Rio Tinto PLC, Sponsored ADR	108,740	7,375,834
*	Rolls-Royce Holdings PLC	1,793,396	9,196,578
	RS Group PLC	52,237	478,533
	Sage Group PLC	232,230	3,367,543
	Schroders PLC	306,543	1,343,910
	Severn Trent PLC	92,560	2,853,095
	Shell PLC	77,031	2,738,327
	Shell PLC, ADR	1,047,820	75,086,750
#	Smith & Nephew PLC, Sponsored ADR	13,121	316,610
	Smith & Nephew PLC	197,388	2,391,483
	Smiths Group PLC	131,756	2,656,195
	Spectris PLC	9,462	391,378
	Spirax-Sarco Engineering PLC	19,361	2,130,434
	SSE PLC	319,976	6,651,147
	Standard Chartered PLC	1,001,127	8,601,221
	Taylor Wimpey PLC	2,110,498	3,458,310
	Tesco PLC	2,857,251	10,549,168
	Unilever PLC, Sponsored ADR	314,426	16,302,988
	Unilever PLC	337,393	17,452,957
	United Utilities Group PLC	247,233	3,222,724
	Vodafone Group PLC	11,673,883	9,844,602
	Vodafone Group PLC, Sponsored ADR	21,712	182,601
	Weir Group PLC	112,716	2,876,215
	Whitbread PLC	89,645	3,533,159
*	Wise PLC, Class A	98,605	947,638
#	WPP PLC, Sponsored ADR	3,941	198,429
	WPP PLC	260,445	2,610,483

	TOTAL UNITED KINGDOM		755,940,922

	UNITED STATES — (0.3%)
	CRH PLC	150,692	11,666,575
	Newmont Corp., CDI	94,193	3,813,753

	TOTAL UNITED STATES		15,480,328

	TOTAL COMMON STOCKS		5,736,208,295

	PREFERRED STOCKS — (0.4%)
	GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.806%	23,091	2,372,639
Ω	Dr Ing hc F Porsche AG, 1.204%	27,451	2,443,865
	Henkel AG & Co. KGaA, 2.489%	64,566	5,129,235
	Porsche Automobil Holding SE, 5.339%	55,237	2,814,407
	Sartorius AG, 0.262%	4,698	1,404,496
	Volkswagen AG, 7.568%	81,009	9,924,016

	TOTAL GERMANY		24,088,658

	RIGHTS/WARRANTS — (0.0%)
	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0

	TOTAL INVESTMENT SECURITIES (Cost $3,749,718,050)		5,760,296,953

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	21,562,087	$249,430,226

TOTAL INVESTMENTS — (100.0%) (Cost $3,999,149,480)		$6,009,727,179

As of April 30, 2024, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	206	06/21/24	$53,936,068	$52,190,100	$(1,745,968)

Total Futures Contracts			$53,936,068	$52,190,100	$(1,745,968)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,669,708	$334,565,684	—	$352,235,392
Austria	—	11,440,880	—	11,440,880
Belgium	634,219	53,372,648	—	54,006,867
Canada	616,582,261	2,360,105	—	618,942,366
Denmark	102,826	193,782,063	—	193,884,889
Finland	817,870	60,350,281	—	61,168,151
France	6,667,589	578,284,716	—	584,952,305
Germany	13,688,157	393,711,572	—	407,399,729
Hong Kong	—	90,631,774	—	90,631,774
Ireland	—	39,064,192	—	39,064,192
Israel	5,753,660	29,003,640	—	34,757,300
Italy	1,207,612	136,808,107	—	138,015,719
Japan	22,575,718	1,254,753,699	—	1,277,329,417
Netherlands	79,997,038	171,856,306	—	251,853,344
New Zealand	—	16,615,845	—	16,615,845
Norway	605,396	43,492,955	—	44,098,351
Portugal	—	13,093,167	—	13,093,167
Singapore	—	55,088,785	—	55,088,785
Spain	8,667,620	133,305,340	—	141,972,960
Sweden	32,921	158,090,168	—	158,123,089
Switzerland	45,367,925	374,744,598	—	420,112,523
United Kingdom	248,439,753	507,501,169	—	755,940,922
United States	11,666,575	3,813,753	—	15,480,328
Preferred Stocks
Germany	—	24,088,658	—	24,088,658
Securities Lending Collateral	—	249,430,226	—	249,430,226

Total Investments in Securities	$1,080,476,848	$4,929,250,331	—	$6,009,727,179

Financial Instruments Liabilities
Futures Contracts**	(1,745,968)	—	—	(1,745,968)

Total Financial Instruments	$(1,745,968)	—	—	$(1,745,968)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.3%)
*	3P Learning Ltd.	182,513	$146,789
	Accent Group Ltd.	1,632,618	1,983,631
	Acrow Ltd.	656,600	479,885
#	Adairs Ltd.	504,527	691,515
*	Adbri Ltd.	1,853,949	3,760,948
	AGL Energy Ltd.	1,030,143	6,274,156
*	Ainsworth Game Technology Ltd.	387,271	300,101
*	Alkane Resources Ltd.	2,028,893	811,884
*	Alliance Aviation Services Ltd.	68,678	139,372
	ALS Ltd.	1,278,713	10,691,338
	Altium Ltd.	254,090	10,735,267
*	Alumina Ltd.	5,465,435	5,614,788
#*	AMA Group Ltd.	3,079,657	118,631
	AMP Ltd.	10,563,207	7,434,746
	Ampol Ltd.	642,032	15,160,810
	Ansell Ltd.	483,710	7,952,720
	ANZ Group Holdings Ltd.	2,346,578	42,341,477
	APA Group	1,223,265	6,527,928
#*	Appen Ltd.	1,073,928	422,631
#*	Arafura Rare Earths Ltd.	3,290,916	420,182
#	ARB Corp. Ltd.	259,635	6,373,910
*	Arcadium Lithium PLC, CDI	554,035	2,319,808
#*	Argosy Minerals Ltd.	38,616	3,179
	Aristocrat Leisure Ltd.	749,656	19,131,214
#	ARN Media Ltd.	1,779,831	958,929
#*	Articore Group Ltd.	321,992	91,116
	ASX Ltd.	97,646	3,988,852
	Atlas Arteria Ltd.	1,996,188	6,648,175
	AUB Group Ltd.	194,464	3,526,871
*	Audinate Group Ltd.	48,475	581,978
#*	Aurelia Metals Ltd.	6,700,939	861,563
	Aurizon Holdings Ltd.	7,011,863	17,222,894
#*	Aussie Broadband Ltd.	578,989	1,381,008
	Austal Ltd.	1,658,246	2,452,681
*	Australian Agricultural Co. Ltd.	1,363,305	1,210,360
#	Australian Clinical Labs Ltd.	569,093	893,278
	Australian Ethical Investment Ltd.	140,512	424,525
#	Australian Finance Group Ltd.	919,470	889,343
#*	Australian Strategic Materials Ltd.	459,279	300,037
#*	Australian Vanadium Ltd.	1,474,018	13,376
#*	Australian Vintage Ltd.	101,209	24,680
	Auswide Bank Ltd.	65,573	184,701
	Autosports Group Ltd.	10,383	17,491
*	AVJennings Ltd.	408,347	85,294
#	Baby Bunting Group Ltd.	398,158	471,492
#	Bank of Queensland Ltd.	2,984,695	11,789,994
*	Bannerman Energy Ltd.	81,394	196,008
	Bapcor Ltd.	1,094,943	4,099,778
	Base Resources Ltd.	615,478	99,489
	Beach Energy Ltd.	9,945,810	10,184,345
#	Beacon Lighting Group Ltd.	7,025	13,205
	Bega Cheese Ltd.	2,108,120	5,588,733
	Bell Financial Group Ltd.	286,368	249,564
*	Bellevue Gold Ltd.	1,949,876	2,203,151
	Bendigo & Adelaide Bank Ltd.	2,030,825	12,729,468

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	BHP Group Ltd., Sponsored ADR	1,271,993	$70,163,134
#	BHP Group Ltd., Class DI	5,686,501	156,278,874
*	Bigtincan Holdings Ltd.	142,818	13,810
	BlueScope Steel Ltd.	1,333,978	19,469,960
#	Boral Ltd.	167,961	618,043
#*	Boss Energy Ltd.	438,702	1,380,781
	Brambles Ltd.	2,189,246	20,595,656
*	Bravura Solutions Ltd.	1,392,040	1,230,568
	Breville Group Ltd.	324,731	5,346,612
	Brickworks Ltd.	378,248	6,514,638
#*††	BWX Ltd.	252,368	0
#	Capitol Health Ltd.	1,685,329	260,897
	Capral Ltd.	11,079	70,586
*	Capricorn Metals Ltd.	1,297,668	4,107,903
	CAR Group Ltd.	259,930	5,636,193
*	Carnarvon Energy Ltd.	5,473,454	689,023
#	Cash Converters International Ltd.	2,116,492	287,249
#*	Catapult Group International Ltd.	192,104	176,988
	Cedar Woods Properties Ltd.	323,854	995,196
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	482,810	917,777
	Challenger Ltd.	2,072,693	8,929,998
	Champion Iron Ltd.	1,602,385	7,261,734
*	Chrysos Corp. Ltd.	13,677	49,980
#*	City Chic Collective Ltd.	510,287	126,654
*	Clean Seas Seafood Ltd.	49,960	8,746
	Cleanaway Waste Management Ltd.	5,201,274	8,998,053
#	Clinuvel Pharmaceuticals Ltd.	83,814	809,548
	Clover Corp. Ltd.	41,173	13,733
#*	Coast Entertainment Holdings Ltd.	1,741,068	548,345
	Cochlear Ltd.	76,109	15,876,944
	Codan Ltd.	548,273	3,864,033
#*	Cogstate Ltd.	34,463	31,377
	Coles Group Ltd.	1,776,551	18,528,036
	Collins Foods Ltd.	745,655	4,780,010
*	Comet Ridge Ltd.	305,586	38,260
	Commonwealth Bank of Australia	1,111,912	81,469,275
	Computershare Ltd.	749,686	13,170,760
#*	Cooper Energy Ltd.	13,848,614	1,817,534
#*	Core Lithium Ltd.	493,674	45,334
Ω	Coronado Global Resources, Inc., CDI	102,026	81,084
#	Corporate Travel Management Ltd.	255,204	2,500,323
	Credit Corp. Group Ltd.	253,195	2,649,644
	CSL Ltd.	111,674	19,841,799
	CSR Ltd.	2,933,308	16,730,954
	Data#3 Ltd.	772,847	3,801,270
*	De Grey Mining Ltd.	681,561	567,173
#*	Deep Yellow Ltd.	328,915	303,894
	Deterra Royalties Ltd.	1,021,339	3,232,945
	Dicker Data Ltd.	304,029	2,094,445
	Domain Holdings Australia Ltd.	613,605	1,159,650
	Domino’s Pizza Enterprises Ltd.	187,291	4,724,495
	Downer EDI Ltd.	3,199,703	9,605,680
#*	Dropsuite Ltd.	51,891	9,005
	Duratec Ltd.	142,534	94,147
#	Eagers Automotive Ltd.	643,609	5,184,674
	Elders Ltd.	669,769	3,638,971
#*	Electro Optic Systems Holdings Ltd.	27,306	30,867
#	Emeco Holdings Ltd.	1,389,629	644,840

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Emerald Resources NL	1,831,301	$4,122,433
#*	EML Payments Ltd.	1,117,973	719,962
	Endeavour Group Ltd.	1,842,086	6,334,755
*	Energy Transition Minerals Ltd.	413,383	9,966
*	Energy World Corp. Ltd.	9,123,150	70,494
	Enero Group Ltd.	111,101	119,248
	EQT Holdings Ltd.	46,741	916,999
#*	European Lithium Ltd.	816,358	27,920
	Euroz Hartleys Group Ltd.	129,142	72,696
	Evolution Mining Ltd.	6,604,982	17,032,810
	EVT Ltd.	447,919	3,428,096
*	Finbar Group Ltd.	5,532	2,838
*	FleetPartners Group Ltd.	1,306,349	3,024,805
#	Fleetwood Ltd.	413,728	430,706
#	Flight Centre Travel Group Ltd.	549,526	7,469,165
	Fortescue Ltd.	2,191,313	36,319,793
#*	Frontier Digital Ventures Ltd.	46,215	16,826
	G8 Education Ltd.	3,715,935	2,918,804
#*	Galan Lithium Ltd.	145,923	30,646
*	Genesis Minerals Ltd.	1,064,147	1,189,994
	Gold Road Resources Ltd.	4,286,057	4,435,361
	GR Engineering Services Ltd.	130,967	193,404
	GrainCorp Ltd., Class A	1,123,159	6,171,370
	Grange Resources Ltd.	3,041,908	818,875
	GUD Holdings Ltd.	609,332	4,001,342
	GWA Group Ltd.	1,080,852	1,785,864
	Hansen Technologies Ltd.	610,452	1,849,789
#	Harvey Norman Holdings Ltd.	2,283,959	6,707,557
*	Healius Ltd.	4,421,142	3,405,811
	Helia Group Ltd.	2,165,304	5,557,782
#*	Highfield Resources Ltd.	332,037	65,310
*	Hillgrove Resources Ltd.	1,161,966	61,311
	Horizon Oil Ltd.	237,477	26,799
*	Hot Chili Ltd.	31,366	25,081
	HUB24 Ltd.	90,168	2,316,735
#	Humm Group Ltd.	1,902,899	570,127
#	IDP Education Ltd.	216,089	2,253,136
	IGO Ltd.	733,814	3,654,893
	Iluka Resources Ltd.	1,503,932	7,313,039
	Imdex Ltd.	1,488,467	1,996,156
#*	Immutep Ltd.	148,541	40,908
#*	Immutep Ltd., Sponsored ADR	5,613	15,099
#*	ImpediMed Ltd.	12,557	683
#*	Imugene Ltd.	3,662,603	202,331
	Incitec Pivot Ltd.	6,228,762	11,184,286
	Infomedia Ltd.	1,428,829	1,520,439
	Inghams Group Ltd.	1,743,860	4,127,512
	Insignia Financial Ltd.	2,897,863	4,535,083
	Insurance Australia Group Ltd.	6,562,753	27,189,329
#	Integral Diagnostics Ltd.	685,756	1,128,120
#*	ioneer Ltd.	1,638,925	203,528
	IPD Group Ltd.	21,113	62,289
	IPH Ltd.	708,012	2,850,066
#*	IRESS Ltd.	152,361	832,707
	IVE Group Ltd.	415,550	573,291
*	James Hardie Industries PLC, CDI	587,693	20,203,685
#*	James Hardie Industries PLC, Sponsored ADR	38,440	1,326,180
#	JB Hi-Fi Ltd.	508,433	19,840,117
#	Johns Lyng Group Ltd.	813,562	2,917,455

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Jupiter Mines Ltd.	2,148,540	$408,964
*	Karoon Energy Ltd.	3,332,372	4,112,992
#	Kelsian Group Ltd.	324,843	1,154,484
#	Kogan.com Ltd.	139,993	455,139
#*	Lark Distilling Co. Ltd.	15,656	10,546
#*	Latin Resources Ltd.	211,229	30,228
	Lendlease Corp. Ltd.	1,623,215	6,694,215
	Lifestyle Communities Ltd.	361,990	2,761,949
	Lindsay Australia Ltd.	272,902	167,924
	Link Administration Holdings Ltd.	2,895,258	4,178,248
*	Liontown Resources Ltd.	967,287	759,101
	Lottery Corp. Ltd.	3,159,237	9,855,212
	Lovisa Holdings Ltd.	267,732	5,395,888
	Lycopodium Ltd.	95,832	761,849
*	Lynas Rare Earths Ltd.	1,415,246	5,917,639
	MA Financial Group Ltd.	190,903	566,470
	Maas Group Holdings Ltd.	6,134	17,066
	Macmahon Holdings Ltd.	4,944,481	794,715
	Macquarie Group Ltd.	200,456	24,002,304
*	Macquarie Technology Group Ltd.	6,522	343,098
#	Mader Group Ltd.	24,395	105,577
	Magellan Financial Group Ltd.	889,274	5,049,414
*	Mayne Pharma Group Ltd.	361,426	1,621,125
	McMillan Shakespeare Ltd.	367,183	4,382,859
#	McPherson’s Ltd.	645,002	204,551
	Medibank Pvt Ltd.	3,885,523	8,905,069
*	Megaport Ltd.	88,515	757,910
#*	Mesoblast Ltd.	507,572	322,312
#*	Mesoblast Ltd., ADR	796	5,254
#*	Metals X Ltd.	2,115,759	616,259
	Metcash Ltd.	4,087,134	10,364,501
	Michael Hill International Ltd.	142,460	61,492
	Mineral Resources Ltd.	282,698	12,823,835
*	MMA Offshore Ltd.	1,621,538	2,734,894
	Monadelphous Group Ltd.	370,950	3,186,419
	Monash IVF Group Ltd.	1,313,389	1,243,952
*	Mount Gibson Iron Ltd.	3,045,216	872,277
#	Myer Holdings Ltd.	6,686,413	3,277,030
	MyState Ltd.	419,546	970,618
*	Nanosonics Ltd.	175,842	325,362
	National Australia Bank Ltd.	2,743,430	59,470,758
	Navigator Global Investments Ltd.	1,263,062	1,510,449
#*	Neometals Ltd.	551,838	35,111
	Netwealth Group Ltd.	524,718	6,604,374
	New Hope Corp. Ltd.	2,327,984	6,772,151
#*	New World Resources Ltd.	584,206	13,628
#*	NEXTDC Ltd.	666,168	7,071,697
	nib holdings Ltd.	1,962,070	9,369,940
	Nick Scali Ltd.	379,595	3,806,797
	Nickel Industries Ltd.	3,659,153	2,197,738
#	Nine Entertainment Co. Holdings Ltd.	6,788,449	6,616,799
	Northern Star Resources Ltd.	1,679,385	15,918,446
#*	Novonix Ltd.	149,741	82,627
	NRW Holdings Ltd.	2,868,910	5,120,884
	Nufarm Ltd.	1,733,315	5,729,098
*	Nuix Ltd.	78,830	104,442
	Objective Corp. Ltd.	42,963	346,496
*	OFX Group Ltd.	1,135,778	1,218,400
#	OM Holdings Ltd.	418,603	130,080

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Omni Bridgeway Ltd.	831,931	$668,208
	oOh!media Ltd.	2,361,047	2,552,698
	Orica Ltd.	1,306,946	15,132,781
	Origin Energy Ltd.	2,708,241	17,092,833
	Orora Ltd.	7,278,942	10,202,843
	Pacific Current Group Ltd.	236,569	1,537,976
#	Pacific Smiles Group Ltd.	108,709	130,822
*	Paladin Energy Ltd.	340,984	3,026,146
#*††	Panoramic Resources Ltd.	3,747,267	63,114
*	Pantoro Ltd.	549,134	30,403
	Paragon Care Ltd.	160,736	33,854
	Peet Ltd.	1,092,350	838,539
#*	Peninsula Energy Ltd.	320,858	22,442
#	PeopleIN Ltd.	148,477	92,783
	Pepper Money Ltd.	30,518	29,301
	Perenti Ltd.	3,346,687	2,054,189
	Perpetual Ltd.	436,622	6,638,506
	Perseus Mining Ltd.	6,223,443	9,103,165
*	PEXA Group Ltd.	335,715	2,611,283
#	Pilbara Minerals Ltd.	4,443,204	11,311,967
#	Pinnacle Investment Management Group Ltd.	169,405	1,213,761
	Platinum Asset Management Ltd.	1,337,567	920,598
#	PointsBet Holdings Ltd.	49,262	16,147
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#*	Praemium Ltd.	624,852	197,543
	Premier Investments Ltd.	360,344	6,931,447
	Pro Medicus Ltd.	129,219	9,232,062
#	Propel Funeral Partners Ltd.	103,848	359,785
	PSC Insurance Group Ltd.	62,175	215,306
	PWR Holdings Ltd.	218,102	1,651,019
*	Qantas Airways Ltd.	1,139,112	4,297,761
	QBE Insurance Group Ltd.	1,681,477	19,234,362
	Qube Holdings Ltd.	3,861,608	8,214,663
	Ramelius Resources Ltd.	5,038,580	6,683,727
	Ramsay Health Care Ltd.	244,020	8,179,603
	REA Group Ltd.	77,714	8,908,204
*	ReadyTech Holdings Ltd.	19,841	43,601
*	Red 5 Ltd.	9,944,056	2,848,212
*††	Red River Resources Ltd.	74,847	0
	Reece Ltd.	307,194	5,449,516
#	Regis Healthcare Ltd.	600,786	1,528,807
*	Regis Resources Ltd.	3,634,722	5,119,787
	Reject Shop Ltd.	149,969	412,018
	Reliance Worldwide Corp. Ltd.	2,806,829	9,212,952
#	Resimac Group Ltd.	61,700	39,241
*	Resolute Mining Ltd.	10,970,894	2,980,398
*	Retail Food Group Ltd.	1,001,267	45,409
	Ridley Corp. Ltd.	1,305,429	1,904,627
	Rio Tinto Ltd.	690,790	57,490,535
*	RPMGlobal Holdings Ltd.	246,856	394,127
*	Sandfire Resources Ltd.	2,684,458	16,168,541
	Santos Ltd.	10,353,005	50,805,963
	SEEK Ltd.	285,161	4,405,116
#*	Select Harvests Ltd.	943,437	2,129,335
	Servcorp Ltd.	216,214	573,399
	Service Stream Ltd.	2,861,062	2,356,405
	Seven Group Holdings Ltd.	508,650	12,359,735
#*	Seven West Media Ltd.	4,756,155	642,788
	SG Fleet Group Ltd.	304,714	617,959

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Shaver Shop Group Ltd.	416,027	$306,822
	Sigma Healthcare Ltd.	7,582,878	6,174,602
*	Silver Lake Resources Ltd.	4,249,861	3,921,737
#*	Silver Mines Ltd.	584,787	61,388
	Sims Ltd.	804,985	6,169,626
	SmartGroup Corp. Ltd.	489,566	3,001,852
#	Solvar Ltd.	955,155	594,505
	Sonic Healthcare Ltd.	688,547	11,833,144
	South32 Ltd., ADR	433,668	4,939,479
	South32 Ltd.	11,006,223	25,110,487
	Southern Cross Electrical Engineering Ltd.	142,233	113,187
#	Southern Cross Media Group Ltd.	1,054,005	650,296
*	Spartan Resources Ltd.	104,085	39,588
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	277,459	149,906
#*	St Barbara Ltd.	4,245,215	716,295
#*	Star Entertainment Group Ltd.	11,070,608	2,853,793
	Steadfast Group Ltd.	1,199,331	4,364,872
*††	Strandline Resources Ltd.	1,026,220	23,932
#*	Strike Energy Ltd.	1,899,253	268,889
	Suncorp Group Ltd.	2,343,224	25,026,599
††	Sunland Group Ltd.	273,202	9,734
*	Sunstone Metals Ltd.	1,933,490	17,404
	Super Retail Group Ltd.	1,008,955	9,381,643
*	Superloop Ltd.	1,345,064	1,165,523
#*	Syrah Resources Ltd.	2,816,556	929,189
	Tabcorp Holdings Ltd.	8,398,372	3,940,655
	Technology One Ltd.	1,057,319	10,950,873
	Telstra Group Ltd.	4,748,298	11,218,389
	Telstra Group Ltd., ADR	31,498	369,787
*	Temple & Webster Group Ltd.	93,440	681,949
#*††	Ten Sixty Four Ltd.	1,871,019	133,325
#	Terracom Ltd.	2,027,778	319,390
	TPG Telecom Ltd.	992,240	2,867,813
	Transurban Group	1,312,349	10,536,139
	Treasury Wine Estates Ltd.	869,488	6,743,058
*	Tuas Ltd.	842,979	2,170,077
*	Tyro Payments Ltd.	117,001	71,795
#	Universal Store Holdings Ltd.	8,603	31,959
	Ventia Services Group Pty. Ltd.	2,699,282	6,282,168
*††	Virgin Australia Holdings Pty. Ltd.	3,195,173	0
Ω	Viva Energy Group Ltd.	2,869,367	6,282,461
#*	Vulcan Energy Resources Ltd.	3,508	7,541
*	Webjet Ltd.	625,196	3,281,693
	Wesfarmers Ltd.	867,784	37,175,180
*	West African Resources Ltd.	3,117,330	2,641,479
#	Westgold Resources Ltd.	2,603,992	3,720,139
	Westpac Banking Corp.	2,572,802	42,724,834
	Whitehaven Coal Ltd.	3,599,686	17,805,798
	WiseTech Global Ltd.	90,289	5,319,154
#	Woodside Energy Group Ltd., ADR	460,399	8,199,706
#	Woodside Energy Group Ltd.	3,021,373	54,176,233
	Woolworths Group Ltd.	1,001,067	20,539,003
	Worley Ltd.	881,013	8,504,595
#*	Xanadu Mines Ltd.	147,601	6,715
*	Xero Ltd.	74,596	5,791,498
	XRF Scientific Ltd.	233,210	217,007
#	Yancoal Australia Ltd.	1,299,617	4,639,545

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Zip Co. Ltd.	166,965	$130,851

TOTAL AUSTRALIA			1,994,061,466

AUSTRIA — (0.5%)
	Addiko Bank AG	10,150	199,906
	Agrana Beteiligungs AG	60,507	866,334
	ANDRITZ AG	291,281	15,899,140
#	AT&S Austria Technologie & Systemtechnik AG	45,056	1,000,505
Ω	BAWAG Group AG	250,872	14,979,766
	CA Immobilien Anlagen AG	131,022	4,261,731
	DO & Co. AG	34,540	5,290,895
	Erste Group Bank AG	488,664	22,788,883
*	Eurotelesites AG	148,219	556,696
	EVN AG	173,936	5,345,689
*	FACC AG	27,713	185,858
	Frequentis AG	407	11,686
*	Immofinanz AG	334,550	2,759,742
*	Kapsch TrafficCom AG	9,730	84,563
#*	Lenzing AG	51,493	1,663,888
	Mayr Melnhof Karton AG	20,496	2,452,758
	Oberbank AG	5,628	420,345
	Oesterreichische Post AG	143,438	4,569,541
	OMV AG	410,752	19,490,759
	Palfinger AG	44,518	1,000,494
	POLYTEC Holding AG	68,337	255,597
	Porr AG	65,497	992,775
	Raiffeisen Bank International AG	367,971	6,796,004
*	Rosenbauer International AG	4,215	134,112
*	S IMMO AG	2,042	37,585
	Schoeller-Bleckmann Oilfield Equipment AG	14,619	711,077
	Semperit AG Holding	32,073	397,209
*	Strabag SE	13,440	571,243
*	Telekom Austria AG, ADR	4,200	72,164
	Telekom Austria AG	592,878	5,092,299
*	UBM Development AG	5,647	114,906
	UNIQA Insurance Group AG	247,580	2,171,683
#	Verbund AG	77,955	5,955,073
	Vienna Insurance Group AG Wiener Versicherung Gruppe	183,810	5,722,113
	voestalpine AG	425,526	11,363,706
	Wienerberger AG	315,861	11,287,391
	Zumtobel Group AG	110,458	706,017

TOTAL AUSTRIA			156,210,133

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	116,051	19,947,680
	Ageas SA	649,695	29,822,012
#*	AGFA-Gevaert NV	707,044	899,971
	Anheuser-Busch InBev SA	740,486	44,261,647
#	Anheuser-Busch InBev SA, Sponsored ADR	59,509	3,550,307
#*	Argenx SE, ADR	5,187	1,947,718
*	Argenx SE	8,301	3,100,953
	Atenor	22,912	146,363
	Azelis Group NV	125,000	3,003,491
	Barco NV	59,649	827,510
	Bekaert SA	233,229	11,669,783
#	bpost SA	419,997	1,653,810
	Cie d’Entreprises CFE	55,505	452,968
	Colruyt Group NV	305,404	14,128,668

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Deceuninck NV	311,742	$846,264
	Deme Group NV	48,065	7,630,558
	D’ieteren Group	18,732	4,040,914
	Econocom Group SA	371,050	868,981
	Elia Group SA	56,576	5,447,226
*	Euronav NV	24,625	410,991
	EVS Broadcast Equipment SA	57,926	2,091,072
	Fagron	313,348	6,079,494
*	Galapagos NV	179,988	5,090,901
	Gimv NV	113,600	5,303,165
	Greenyard NV	30,465	173,542
*	Hyloris Pharmaceuticals SA	739	9,227
#	Immobel SA	12,649	378,194
#	Ion Beam Applications	19,444	260,173
	Jensen-Group NV	9,952	387,087
	KBC Group NV	837,916	62,243,885
#	Kinepolis Group NV	66,097	2,816,034
	Lotus Bakeries NV	1,558	15,663,395
	Melexis NV	77,866	6,506,952
#*	Ontex Group NV	328,583	3,311,144
*	Orange Belgium SA	143,087	2,147,587
	Proximus SADP	763,596	5,625,952
#	Recticel SA	187,912	2,474,832
	Roularta Media Group NV	3,140	36,342
	Sipef NV	19,091	1,148,290
#	Solvay SA	311,505	10,062,703
*	Syensqo SA	311,505	28,873,905
	Tessenderlo Group SA	149,172	3,828,051
#	UCB SA	71,834	9,525,915
#	Umicore SA	278,044	6,158,738
	Van de Velde NV	28,353	1,054,993
#	VGP NV	52,006	5,658,165
	Viohalco SA	173,711	1,064,555
	What’s Cooking BV	2,086	167,911

TOTAL BELGIUM			342,800,019

CANADA — (10.5%)
*	5N Plus, Inc.	191,324	649,027
#	Acadian Timber Corp.	48,264	613,182
	ADENTRA, Inc.	35,738	1,105,382
	ADF Group, Inc.	24,400	257,001
*	Advantage Energy Ltd.	1,574,721	12,285,260
	Aecon Group, Inc.	304,780	3,743,747
	Africa Oil Corp.	479,608	853,550
	Ag Growth International, Inc.	46,958	1,808,189
	AGF Management Ltd., Class B	444,084	2,541,955
	Agnico Eagle Mines Ltd.	762,977	48,324,876
*	Aimia, Inc.	202,936	347,894
*	Air Canada	565,062	8,340,580
#	AirBoss of America Corp.	95,983	409,269
	Alamos Gold, Inc., Class A	1,481,325	21,789,854
	Algoma Central Corp.	16,660	176,082
#	Algonquin Power & Utilities Corp.	991,207	6,055,552
	Alimentation Couche-Tard, Inc.	788,530	43,703,802
#	AltaGas Ltd.	840,207	18,419,676
#	Altius Minerals Corp.	74,789	1,182,151
*	Altius Renewable Royalties Corp.	18,533	124,931
	Altus Group Ltd.	45,784	1,680,171
	Amerigo Resources Ltd.	433,074	544,233

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Andlauer Healthcare Group, Inc.	52,599	$1,593,654
#	Andrew Peller Ltd., Class A	102,169	284,988
#	ARC Resources Ltd.	2,074,569	37,568,749
#*	Argonaut Gold, Inc.	1,405,841	428,906
*	Aritzia, Inc.	232,295	6,013,870
	Atco Ltd., Class I	174,585	4,764,580
*	Athabasca Oil Corp.	1,924,656	6,710,746
*	ATS Corp.	260,242	8,561,635
#*	Aurora Cannabis, Inc.	14,401	132,868
*	AutoCanada, Inc.	176,932	3,105,130
	B2Gold Corp.	6,411,050	16,206,337
	Badger Infrastructure Solution	171,636	5,604,212
#*	Ballard Power Systems, Inc.	613,461	1,613,303
	Bank of Montreal	739,051	66,012,035
#	Bank of Nova Scotia	1,288,315	59,126,913
	Barrick Gold Corp.	2,055,812	34,236,499
#*	Bausch & Lomb Corp.	10,894	158,399
#*	Bausch Health Cos., Inc.	648,414	5,680,107
#	Baytex Energy Corp.	510,112	1,889,784
#	BCE, Inc.	92,444	3,036,878
#	Birchcliff Energy Ltd.	1,352,940	5,562,518
	Bird Construction, Inc.	191,871	2,638,374
	Black Diamond Group Ltd.	257,998	1,587,363
#*	BlackBerry Ltd.	402,187	1,122,102
	BMTC Group, Inc.	7,200	75,261
*	Bombardier, Inc., Class A	5,540	252,724
*	Bombardier, Inc., Class B	172,827	7,873,976
*	Bonterra Energy Corp.	136,052	586,052
	Boralex, Inc., Class A	186,035	3,733,808
	Boyd Group Services, Inc.	76,481	14,301,750
	Bridgemarq Real Estate Services	29,800	297,643
	Brookfield Corp., Class A	799,490	32,075,539
	Brookfield Infrastructure Corp., Class A	197,338	6,011,969
	Brookfield Reinsurance Ltd.	1,544	62,095
#	BRP, Inc.	88,339	5,943,383
*	CAE, Inc.	483,389	9,324,684
*	Calfrac Well Services Ltd.	55,563	170,324
	Calian Group Ltd.	27,849	1,111,816
#	Cameco Corp.	187,270	8,545,130
	Canaccord Genuity Group, Inc.	469,657	2,978,319
#	Canacol Energy Ltd.	113,536	408,239
#*	Canada Goose Holdings, Inc.	47,682	538,247
	Canadian Imperial Bank of Commerce	1,160,186	54,165,865
#	Canadian National Railway Co.	384,802	46,728,216
#	Canadian Natural Resources Ltd.	1,401,957	106,296,380
#	Canadian Pacific Kansas City Ltd.	176,162	13,816,386
#	Canadian Tire Corp. Ltd., Class A	208,541	20,145,910
	Canadian Utilities Ltd., Class A	210,188	4,699,514
	Canadian Western Bank	517,180	9,921,711
*	Canfor Corp.	492,267	5,188,533
*	Canfor Pulp Products, Inc.	157,874	174,313
	Capital Power Corp.	336,369	8,779,093
*	Capstone Copper Corp.	3,589,481	24,848,548
#	Cardinal Energy Ltd.	603,543	3,095,203
	Cargojet, Inc.	7,533	673,053
	Cascades, Inc.	434,553	2,916,696
*	Cathedral Energy Services Ltd.	22,000	14,063
	CCL Industries, Inc., Class B	425,261	21,716,375
	Celestica, Inc.	611,467	26,489,577

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc.	2,137,492	$43,935,275
	Centerra Gold, Inc.	1,113,802	6,779,981
	CES Energy Solutions Corp.	1,169,979	4,818,785
*	CGI, Inc.	299,374	30,321,120
#	Chesswood Group Ltd.	31,923	176,004
	CI Financial Corp.	646,107	7,631,351
*	Cineplex, Inc.	2,825	17,833
	Clairvest Group, Inc.	516	27,512
#	Cogeco Communications, Inc.	93,057	3,688,752
	Cogeco, Inc.	32,957	1,228,840
#	Colliers International Group, Inc.	102,704	10,686,307
	Computer Modelling Group Ltd.	376,361	3,001,811
*	Conifex Timber, Inc.	32,928	15,547
	Constellation Software, Inc.	20,401	52,523,776
	Converge Technology Solutions Corp.	68,263	265,287
	Corby Spirit & Wine Ltd.	38,585	371,373
#	Corus Entertainment, Inc., Class B	1,444,025	534,960
	Crescent Point Energy Corp.	2,601,475	22,936,305
*	Crew Energy, Inc.	1,760,998	5,781,942
#*	Cronos Group, Inc.	610,558	1,795,057
	Definity Financial Corp.	109,226	3,640,999
#*	Denison Mines Corp.	1,668,715	3,321,308
*	dentalcorp Holdings Ltd.	21,649	98,601
*	Descartes Systems Group, Inc.	62,902	5,835,694
	Dexterra Group, Inc.	149,186	638,292
	Dollarama, Inc.	391,965	32,697,680
	Doman Building Materials Group Ltd.	338,569	1,888,795
#*	Dorel Industries, Inc., Class B	171,748	759,776
#	DREAM Unlimited Corp., Class A	131,244	1,716,044
	Dundee Precious Metals, Inc.	869,587	6,581,990
	Dye & Durham Ltd.	68,293	728,247
	Dynacor Group, Inc.	7,600	28,818
#	ECN Capital Corp.	893,638	1,142,486
	E-L Financial Corp. Ltd.	538	429,880
*	Eldorado Gold Corp.	886,735	12,638,469
	Element Fleet Management Corp.	1,731,825	27,638,249
#	Emera, Inc.	293,289	9,891,700
	Empire Co. Ltd., Class A	569,865	13,275,394
#	Enbridge, Inc.	930,766	33,079,426
#	Endeavour Mining PLC	479,538	10,021,656
#*	Endeavour Silver Corp.	405,095	1,065,332
	Enerflex Ltd.	578,713	3,384,041
#*	Energy Fuels, Inc.	205,896	1,066,386
	Enerplus Corp.	947,146	18,544,590
#	Enghouse Systems Ltd.	164,792	3,568,408
*	Ensign Energy Services, Inc.	744,722	1,379,465
	EQB, Inc.	156,656	9,457,509
#*	Equinox Gold Corp.	1,192,388	6,451,162
#*	ERO Copper Corp.	257,055	5,241,356
	Evertz Technologies Ltd.	124,636	1,262,068
#	Exchange Income Corp.	100,991	3,402,435
	Exco Technologies Ltd.	124,252	638,115
#	Extendicare, Inc.	282,154	1,485,938
	Fairfax Financial Holdings Ltd.	65,174	70,857,936
#	Fiera Capital Corp.	90,454	450,742
	Finning International, Inc.	668,984	20,988,210
	Firm Capital Mortgage Investment Corp.	143,518	1,122,790
#	First Majestic Silver Corp.	595,060	3,968,914
	First National Financial Corp.	78,535	2,187,787

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	First Quantum Minerals Ltd.	922,566	$11,714,274
	FirstService Corp.	100,965	14,839,906
*	Fission Uranium Corp.	1,807,387	1,417,919
	Foraco International SA	237,750	507,743
*	Forsys Metals Corp.	1,500	981
#	Fortis, Inc.	408,490	16,045,301
*	Fortuna Silver Mines, Inc.	1,564,589	7,103,243
	Franco-Nevada Corp.	51,560	6,207,824
#	Freehold Royalties Ltd.	515,144	5,302,430
	Frontera Energy Corp.	108,190	745,813
#*	Galiano Gold, Inc.	738,913	1,191,579
	Gamehost, Inc.	83,742	625,944
*	GDI Integrated Facility Services, Inc.	18,321	494,806
#	Gear Energy Ltd.	537,509	285,026
	George Weston Ltd.	152,896	20,121,431
#	GFL Environmental, Inc.	314,204	10,023,108
	Gibson Energy, Inc.	660,600	10,835,251
#	Gildan Activewear, Inc.	521,145	18,063,392
	goeasy Ltd.	73,651	9,418,169
#*	GoldMoney, Inc.	9,639	56,157
*	Gran Tierra Energy, Inc.	192,140	1,663,681
	Great-West Lifeco, Inc.	459,852	13,598,645
	Guardian Capital Group Ltd., Class A	21,306	711,464
*	Haivision Systems, Inc.	3,100	10,313
	Hammond Manufacturing Co. Ltd., Class A	1,600	13,656
#	Hammond Power Solutions, Inc.	34,395	2,882,219
	Headwater Exploration, Inc.	862,380	4,685,724
*	Heroux-Devtek, Inc.	155,414	2,106,581
	High Liner Foods, Inc.	106,599	1,030,642
#	HLS Therapeutics, Inc.	1,000	3,378
	Hudbay Minerals, Inc.	2,516,716	21,188,200
Ω	Hydro One Ltd.	274,288	7,682,814
#*	i-80 Gold Corp.	413,213	492,260
	iA Financial Corp., Inc.	453,040	27,465,745
*	IAMGOLD Corp.	2,715,226	9,644,757
#	IGM Financial, Inc.	224,927	5,622,154
#*	Imperial Metals Corp.	164,385	316,435
	Imperial Oil Ltd.	337,342	23,259,731
	Information Services Corp.	31,209	600,988
	Innergex Renewable Energy, Inc.	244,172	1,424,258
#	InPlay Oil Corp.	17,292	30,523
	Intact Financial Corp.	190,880	31,373,565
*	Interfor Corp.	340,543	4,321,568
#*	Ivanhoe Mines Ltd., Class A	326,973	4,432,002
Ω	Jamieson Wellness, Inc.	69,440	1,319,040
*	K92 Mining, Inc.	336,313	1,788,262
*	Karora Resources, Inc.	105,920	412,401
	K-Bro Linen, Inc.	32,564	817,264
*	Kelt Exploration Ltd.	835,753	3,794,324
	Keyera Corp.	628,640	16,128,693
*	Kinaxis, Inc.	62,216	6,624,954
	Kinross Gold Corp.	6,236,551	40,228,506
*	Knight Therapeutics, Inc.	385,359	1,615,168
*	Kolibri Global Energy, Inc.	26,102	83,237
#	KP Tissue, Inc.	37,940	226,540
	Labrador Iron Ore Royalty Corp.	236,034	5,155,662
#*	Laramide Resources Ltd.	26,500	13,860
#*	Largo, Inc.	59,040	94,351
	Lassonde Industries, Inc., Class A	9,085	950,439

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Laurentian Bank of Canada	228,899	$4,278,191
	Leon’s Furniture Ltd.	123,748	2,037,822
#*	Lightspeed Commerce, Inc.	552,623	7,228,309
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	295,689	13,924,758
#*	Lion Electric Co.	32,068	28,861
	Loblaw Cos. Ltd.	226,123	24,796,044
*	Lucara Diamond Corp.	1,820,013	482,552
	Lundin Gold, Inc.	365,852	4,972,281
#	Lundin Mining Corp.	2,957,041	33,766,523
	Magellan Aerospace Corp.	85,901	494,197
	Magna International, Inc.	918,867	43,920,975
	Mainstreet Equity Corp.	18,373	2,270,183
*	Major Drilling Group International, Inc.	406,954	2,826,049
*	Mandalay Resources Corp.	42,348	70,137
	Manulife Financial Corp.	1,560,040	36,380,661
#	Maple Leaf Foods, Inc.	178,132	3,153,363
	Martinrea International, Inc.	432,089	3,593,810
*	Mattr Corp.	288,961	3,423,495
*	Maxim Power Corp.	24,537	75,751
#*	MDA Ltd.	73,725	761,537
	Medical Facilities Corp.	135,205	1,109,807
#*	MEG Energy Corp.	1,399,817	31,836,901
	Melcor Developments Ltd.	15,876	130,777
	Methanex Corp.	304,201	14,571,139
	Metro, Inc.	313,098	16,015,955
	Morguard Corp.	11,535	927,308
#	MTY Food Group, Inc.	80,803	2,899,551
#	Mullen Group Ltd.	434,518	4,033,807
	National Bank of Canada	879,291	70,603,877
	Neo Performance Materials, Inc.	35,818	148,564
*	New Gold, Inc.	4,727,443	8,172,967
*	NFI Group, Inc.	121,143	994,382
#	North American Construction Group Ltd.	142,799	3,009,780
	North West Co., Inc.	214,359	6,075,828
	Northland Power, Inc.	797,252	12,167,410
	Nutrien Ltd.	1,060,963	55,982,996
	Nuvei Corp.	17,788	571,706
*	NuVista Energy Ltd.	1,034,258	9,345,999
#*	Obsidian Energy Ltd.	219,229	1,879,557
	OceanaGold Corp.	3,580,178	7,749,922
	Onex Corp.	259,023	18,377,058
	Open Text Corp.	363,658	12,840,798
*††	Orbite Technologies, Inc.	174,500	0
#*	Organigram Holdings, Inc.	34,983	74,163
*	Orla Mining Ltd.	71,396	279,872
	Osisko Gold Royalties Ltd.	405,161	6,224,792
*	Osisko Mining, Inc.	980,376	2,164,924
#	Pan American Silver Corp.	1,558,694	28,745,053
#	Paramount Resources Ltd., Class A	380,813	8,630,628
	Parex Resources, Inc.	731,277	12,748,809
	Park Lawn Corp.	134,996	1,613,107
	Parkland Corp.	600,946	18,513,144
	Pason Systems, Inc.	302,458	3,438,396
	Pembina Pipeline Corp.	915,334	32,217,660
#	Petrus Resources Ltd.	29,921	29,776
#	Peyto Exploration & Development Corp.	858,945	9,602,411
	PHX Energy Services Corp.	170,046	1,106,753
*	Pieridae Energy Ltd.	200	55

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Pine Cliff Energy Ltd.	408,078	$293,464
	Pizza Pizza Royalty Corp.	128,187	1,250,537
	Polaris Renewable Energy, Inc.	119,978	1,008,350
#	Pollard Banknote Ltd.	30,796	833,292
#	PrairieSky Royalty Ltd.	573,941	10,935,585
*	Precision Drilling Corp.	69,220	4,853,537
	Premium Brands Holdings Corp.	104,790	6,865,985
	Primo Water Corp.	658,952	12,433,621
	Propel Holdings, Inc.	1,300	21,011
#	Quarterhill, Inc.	607,249	771,936
	Quebecor, Inc., Class B	476,526	9,861,785
#*	Questerre Energy Corp., Class A	145,025	22,123
#	RB Global, Inc.	119,501	8,553,683
#*	Real Matters, Inc.	4,105	15,327
#	Restaurant Brands International, Inc.	230,473	17,482,002
*	RF Capital Group, Inc.	11,366	55,563
	Richelieu Hardware Ltd.	191,896	5,415,436
#	Rogers Communications, Inc., Class B	609,795	22,844,670
	Rogers Sugar, Inc.	243,620	921,992
#	Royal Bank of Canada	1,474,046	142,709,667
	Russel Metals, Inc.	324,607	9,141,767
	Sandstorm Gold Ltd.	140,668	768,047
*	Sangoma Technologies Corp.	20,967	91,078
	Saputo, Inc.	410,644	7,895,795
#	Savaria Corp.	91,656	1,099,220
#*	Seabridge Gold, Inc.	135,926	2,038,890
	Secure Energy Services, Inc.	1,102,178	9,335,267
*	Shopify, Inc., Class A	141,627	9,942,215
	Sienna Senior Living, Inc.	143,911	1,400,797
*	SilverCrest Metals, Inc.	425,828	3,479,141
Ω	Sleep Country Canada Holdings, Inc.	153,005	3,037,538
	SNC-Lavalin Group, Inc.	331,030	12,710,744
*	SNDL, Inc.	107,315	265,068
*	Source Energy Services Ltd.	2,200	26,225
#	Spartan Delta Corp.	14,673	42,954
Ω	Spin Master Corp.	91,974	2,009,645
	Sprott, Inc.	40,438	1,586,615
	SSR Mining, Inc.	1,077,133	5,774,114
	Stantec, Inc.	214,339	17,064,388
	Stelco Holdings, Inc.	110,860	3,213,905
	Stella-Jones, Inc.	249,792	14,512,305
#*Ω	STEP Energy Services Ltd.	43,194	122,995
#	StorageVault Canada, Inc.	379,845	1,305,101
#*	Strathcona Resources Ltd.	4,454	102,950
	Sun Life Financial, Inc.	638,082	32,570,640
	Suncor Energy, Inc.	2,810,647	107,338,625
#*	SunOpta, Inc.	92,307	606,045
	Superior Plus Corp.	711,433	4,821,610
	Supremex, Inc.	20,200	57,079
	Surge Energy, Inc.	246,484	1,337,474
	Sylogist Ltd.	2,200	14,351
	Taiga Building Products Ltd.	19,400	47,913
	Tamarack Valley Energy Ltd.	1,494,570	4,049,501
#*	Taseko Mines Ltd.	872,033	2,153,497
#	TC Energy Corp.	1,745,751	62,582,043
	Teck Resources Ltd., Class A	4,800	237,062
	Teck Resources Ltd., Class B	1,177,474	57,919,081
	TELUS Corp.	276,575	4,441,996
#*	TELUS International CDA, Inc.	71,094	597,901

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	TerraVest Industries, Inc.	5,281	$277,083
	TFI International, Inc.	161,421	21,021,724
#	Thomson Reuters Corp.	65,580	9,907,628
#	Tidewater Midstream & Infrastructure Ltd.	582,130	300,230
	Timbercreek Financial Corp.	218,437	1,183,700
	TMX Group Ltd.	346,855	9,183,790
	Topaz Energy Corp.	274,453	4,543,482
*	Torex Gold Resources, Inc.	424,156	5,977,283
	Toromont Industries Ltd.	237,426	21,730,778
#	Toronto-Dominion Bank	1,174,402	69,668,930
	Total Energy Services, Inc.	193,584	1,361,196
	Tourmaline Oil Corp.	1,034,338	50,550,438
	TransAlta Corp.	390,820	2,595,045
#	TransAlta Corp.	819,090	5,432,239
*	Transat AT, Inc.	81,018	211,866
	Transcontinental, Inc., Class A	370,879	3,680,098
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,611,123	4,891,942
	Tricon Residential, Inc.	679,007	7,607,063
	Triple Flag Precious Metals Corp.	87,142	1,403,900
*	Trisura Group Ltd.	81,850	2,500,203
	Vecima Networks, Inc.	4,100	59,565
#	Vermilion Energy, Inc.	829,005	9,555,961
	VersaBank	24,959	247,507
*	Victoria Gold Corp.	52,694	264,494
*	Viemed Healthcare, Inc.	100,781	825,396
	Wajax Corp.	115,651	2,842,025
	Waste Connections, Inc.	107,847	17,482,253
#*	Well Health Technologies Corp.	189,402	502,174
*	Wesdome Gold Mines Ltd.	319,269	2,388,749
#	West Fraser Timber Co. Ltd.	263,756	20,200,742
	Western Forest Products, Inc.	1,938,184	760,265
#	Westshore Terminals Investment Corp.	135,266	2,601,855
	Wheaton Precious Metals Corp.	176,458	9,200,518
#	Whitecap Resources, Inc.	2,625,357	19,909,731
#*	WildBrain Ltd.	386,389	286,287
	Winpak Ltd.	107,109	3,335,461
	WSP Global, Inc.	141,861	21,525,692
*	Yangarra Resources Ltd.	278,894	237,029
#	Yellow Pages Ltd.	49,061	345,688

TOTAL CANADA			3,353,297,805

CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd.	2,627,562	15,040,271
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	2,373,000	124,651
	PAX Global Technology Ltd.	212,000	177,376
	SIIC Environment Holdings Ltd.	3,630,180	438,140

TOTAL CHINA			15,780,438

DENMARK — (3.1%)
*	ALK-Abello AS	525,386	9,740,129
	Alm Brand AS	4,778,541	8,285,814
*	Ambu AS, Class B	750,851	12,005,752
#	AP Moller - Maersk AS, Class A	3,582	5,079,950
	AP Moller - Maersk AS, Class B	3,692	5,349,960
*	Asetek AS	19,090	11,767
#*	Bang & Olufsen AS	533,253	723,093

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	BankNordik P	2,307	$52,292
#*	Bavarian Nordic AS	334,576	7,301,345
#*	Cadeler AS, ADR	2,268	42,207
	Carlsberg AS, Class B	209,913	28,235,996
	cBrain AS	10,681	425,767
	Chemometec AS	42,122	1,782,469
#	Coloplast AS, Class B	83,060	10,014,137
	Columbus AS	444,816	623,198
	D/S Norden AS	136,347	5,749,041
	Danske Bank AS	1,144,970	32,960,237
*	Demant AS	374,005	17,859,473
	Dfds AS	178,096	5,441,123
	Djurslands Bank AS	1,040	76,619
	DSV AS	154,095	21,892,219
	FLSmidth & Co. AS	223,791	11,167,895
#	Fluegger Group AS	350	16,521
*	Genmab AS	86,966	24,144,361
*	GN Store Nord AS	596,168	16,082,276
	GronlandsBANKEN AS	33	3,026
	H Lundbeck AS	1,283,159	6,239,523
	H Lundbeck AS, Class A	164,384	691,459
*	H&H International AS, Class B	87,948	919,544
*	Harboes Bryggeri AS, Class B	2,462	43,276
*	Huscompagniet AS	3,907	30,803
	ISS AS	776,587	14,540,352
	Jeudan AS	19,945	592,931
	Jyske Bank AS	282,853	22,885,578
	Matas AS	225,722	3,636,038
#*	MT Hoejgaard Holding AS	328	10,499
#*Ω	Netcompany Group AS	188,514	6,838,942
*	Nilfisk Holding AS	62,392	1,309,405
*	NKT AS	292,535	24,267,047
#*Ω	NNIT AS	59,700	908,109
	North Media AS	26,060	225,274
#	Novo Nordisk AS, Sponsored ADR	1,177,766	151,119,155
	Novo Nordisk AS, Class B	1,773,052	227,380,079
	Novonesis (Novozymes) B, Class B	934,729	51,762,216
#*	NTG Nordic Transport Group AS, Class A	19,888	804,643
*Ω	Orsted AS	101,755	5,592,284
	Pandora AS	465,215	70,805,666
	Parken Sport & Entertainment AS	10,398	174,920
	Per Aarsleff Holding AS	100,112	4,690,970
	Ringkjoebing Landbobank AS	150,939	25,366,245
#	Rockwool AS, Class A	7,901	2,568,006
	Rockwool AS, Class B	38,344	12,499,711
	Royal Unibrew AS	238,392	17,952,693
#*	RTX AS	28,702	398,517
Ω	Scandinavian Tobacco Group AS, Class A	351,313	5,675,179
	Schouw & Co. AS	71,013	5,696,902
	Solar AS, Class B	25,629	1,199,104
	SP Group AS	10,194	316,231
	Spar Nord Bank AS	471,763	8,346,722
	Sparekassen Sjaelland-Fyn AS	9,020	278,420
	Svitzer AS	14,548	488,861
	Sydbank AS	366,966	18,660,026
*	TCM Group AS	8,463	64,047
	Tivoli AS	1,741	180,501
	Topdanmark AS	236,125	9,850,861
	TORM PLC, Class A	186,275	6,434,679

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
#	Tryg AS	783,713	$15,511,427
	UIE PLC	43,770	1,390,267
*	Vestas Wind Systems AS	539,279	14,451,940
*	Zealand Pharma AS	125,329	11,247,707

TOTAL DENMARK			979,113,426

FINLAND — (1.4%)
	Aktia Bank OYJ	204,365	2,083,190
#	Alandsbanken Abp, Class B	1,250	43,879
#*	Alisa Pankki OYJ	1,367	28,633
	Alma Media OYJ	67,280	710,739
	Anora Group OYJ	47,645	253,390
	Apetit OYJ	3,389	50,739
	Aspo OYJ	32,663	205,176
	Atria OYJ	77,416	775,500
#	Bittium OYJ	81,505	516,380
	Cargotec OYJ, Class B	197,492	15,576,198
	Citycon OYJ	251,230	1,027,815
	Digia OYJ	28,994	164,287
	Elisa OYJ	376,622	16,981,645
Ω	Enento Group OYJ	29,785	524,354
	eQ OYJ	7,039	101,586
#	Evli OYJ, Class B	1,367	28,621
*	Finnair OYJ	572,020	1,790,521
#	Fiskars OYJ Abp	97,858	1,828,114
	Fortum OYJ	1,547,773	20,395,614
	F-Secure OYJ	263,470	579,493
	Glaston OYJ Abp	11,415	10,947
#	Gofore OYJ	7,011	180,104
	Harvia OYJ	49,563	2,156,936
#*	HKScan OYJ, Class A	213,312	159,209
#	Huhtamaki OYJ	516,722	19,801,998
	Ilkka OYJ	29,672	99,524
#*	Incap OYJ	30,277	289,409
	Kamux Corp.	41,665	236,522
	Kemira OYJ	688,522	14,993,075
	Kesko OYJ, Class A	179,431	3,146,865
	Kesko OYJ, Class B	1,296,571	22,135,548
*	Kojamo OYJ	364,883	4,030,797
	Kone OYJ, Class B	431,363	21,027,647
	Konecranes OYJ	384,815	20,224,092
#	Lassila & Tikanoja OYJ	143,498	1,332,308
*	Lindex Group OYJ	43,243	132,898
*	Mandatum OYJ	478,241	2,216,307
	Marimekko OYJ	110,978	1,508,885
#	Metsa Board OYJ, Class B	684,788	4,924,368
	Metso OYJ	1,882,889	21,346,503
	Neste OYJ	483,805	10,967,432
	Nokia OYJ	4,468,403	16,222,928
#	Nokia OYJ, Sponsored ADR	2,495,826	9,109,765
#	Nokian Renkaat OYJ	695,310	6,062,388
	Nordea Bank Abp	2,887,821	33,613,202
	Olvi OYJ, Class A	47,170	1,507,953
	Oma Saastopankki OYJ	24,666	452,067
#*	Optomed OYJ	6,829	36,414
	Oriola OYJ, Class B	667,421	636,163
	Orion OYJ, Class A	15,994	614,849
	Orion OYJ, Class B	440,437	16,817,677
#	Outokumpu OYJ	1,739,181	7,032,909

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Pihlajalinna OYJ	42,037	$370,877
	Ponsse OYJ	47,190	1,154,446
	Puuilo OYJ	151,844	1,654,387
*	QT Group OYJ	62,180	4,789,799
	Raisio OYJ, Class V	411,166	842,884
*	Rapala VMC OYJ	25,862	81,946
#*	Remedy Entertainment OYJ	2,352	47,857
	Revenio Group OYJ	59,270	1,652,033
	Sampo OYJ, Class A	395,918	16,067,705
	Sanoma OYJ	444,019	3,224,397
	Scanfil OYJ	17,253	134,807
	Stora Enso OYJ, Class R	1,505,237	20,050,700
	Suominen OYJ	10,369	28,715
#	Taaleri PLC	19,235	165,837
#	Talenom OYJ	21,268	119,305
#*	Teleste OYJ	20,343	60,482
Ω	Terveystalo OYJ	269,665	2,504,132
	TietoEVRY OYJ	416,944	7,868,184
	Tokmanni Group Corp.	186,812	2,834,984
	UPM-Kymmene OYJ	752,946	26,387,078
	Vaisala OYJ, Class A	58,526	2,185,623
#	Valmet OYJ	660,437	16,478,580
*	Verkkokauppa.com OYJ	8,621	20,746
	Wartsila OYJ Abp	953,765	17,594,565
#*	WithSecure OYJ	88,143	100,554
#	YIT OYJ	652,852	1,355,210

TOTAL FINLAND			434,469,396

FRANCE — (7.8%)
#	ABC arbitrage	101,628	429,348
	Accor SA	436,148	19,114,484
	Aeroports de Paris SA	74,631	9,479,237
	Air Liquide SA	182,172	35,628,955
	Airbus SE	394,642	64,941,392
	AKWEL SADIR	51,264	764,273
Ω	ALD SA	254,853	1,676,044
#	Alstom SA	867,169	13,673,584
	Altamir	46,348	1,297,613
	Alten SA	119,657	14,062,125
Ω	Amundi SA	159,533	11,129,725
*Ω	Aramis Group SAS	14,986	57,423
	Arkema SA	272,144	28,081,650
#	Assystem SA	31,844	1,826,977
#*	Atos SE	285,599	610,991
	Aubay	27,927	1,220,061
	AXA SA	929,826	32,126,954
	Axway Software SA	27,758	740,179
#*	Bastide le Confort Medical	13,234	253,881
	Beneteau SACA	160,405	2,077,110
#*	Bigben Interactive	76,728	211,513
	BioMerieux	60,838	6,467,320
	BNP Paribas SA	814,226	58,593,215
	Boiron SA	27,994	1,023,643
	Bollore SE	1,607,425	10,433,383
	Bonduelle SCA	68,459	591,668
*††	Bourbon Corp. SA	56,660	0
	Bouygues SA	799,771	29,475,793
	Bureau Veritas SA	762,687	22,244,249
	Capgemini SE	90,467	19,014,445

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Carrefour SA	1,734,717	$29,183,534
#	Catana Group	91,952	477,491
	CBo Territoria	2,301	9,095
*	Cegedim SA	37,508	575,794
*	CGG SA	3,637,360	1,521,903
	Cie de Saint-Gobain SA	547,866	43,326,691
	Cie des Alpes	104,990	1,523,938
	Cie Generale des Etablissements Michelin SCA	1,475,887	56,701,578
	Cie Plastic Omnium SE	296,243	3,608,228
#*	Claranova SE	37,465	97,016
#	Clariane SE	364,097	869,403
	Coface SA	680,985	10,479,407
	Credit Agricole SA	1,003,498	15,527,359
	Danone SA	382,440	23,935,900
	Dassault Aviation SA	27,905	5,973,028
	Dassault Systemes SE	118,650	4,657,241
	Derichebourg SA	604,087	2,560,438
	Edenred SE	326,889	15,511,493
	Eiffage SA	432,758	46,174,602
#*	Ekinops SAS	16,325	57,376
	Electricite de Strasbourg SA	1,257	155,532
#*Ω	Elior Group SA	555,988	1,526,550
	Elis SA	1,019,789	22,895,663
	Engie SA	3,006,097	52,187,675
	Equasens	11,609	727,957
#	Eramet SA	42,089	4,076,895
	EssilorLuxottica SA	118,582	25,285,431
	Esso SA Francaise	10,411	1,978,780
	Etablissements Maurel et Prom SA	377,717	2,385,472
	Eurazeo SE	122,197	11,007,213
*	Euroapi SA	18,789	58,940
	Eurofins Scientific SE	403,226	24,713,212
Ω	Euronext NV	228,633	20,588,584
#*	Eutelsat Communications SACA	948,501	3,810,189
*	Exclusive Networks SA	20,720	441,093
	Exel Industries SA, Class A	6,839	400,335
	Fnac Darty SA	69,713	2,458,252
*	Forvia SE	647,320	10,295,523
*	Gaumont SA	768	78,438
	Gaztransport Et Technigaz SA	148,544	20,704,097
	GEA	181	15,041
#*	Genfit SA	10,446	35,628
	Getlink SE	1,005,129	17,111,007
	GL Events SACA	46,334	929,626
	Groupe Crit SA	22,390	1,796,376
	Groupe SFPI	7,834	15,985
#	Guerbet	30,025	1,199,780
#	Guillemot Corp.	18,369	107,382
*	Haulotte Group SA	49,449	111,861
	Hermes International SCA	23,367	55,940,370
*	ID Logistics Group SACA	12,270	4,526,841
	Imerys SA	173,224	5,566,335
	Infotel SA	2,653	138,537
	Interparfums SA	32,814	1,664,543
	Ipsen SA	133,207	16,202,809
	IPSOS SA	207,397	13,878,512
	Jacquet Metals SACA	68,563	1,327,599
*	JCDecaux SE	262,483	5,478,648
	Kaufman & Broad SA	73,263	2,362,113

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Kering SA	75,210	$26,358,787
#*	La Francaise De L’energie SACA	2,920	105,117
Ω	La Francaise des Jeux SAEM	343,124	12,930,541
	Laurent-Perrier	7,300	950,545
	Lectra	100,569	3,426,210
	Legrand SA	223,177	22,935,144
	Linedata Services	3,879	307,329
	LISI SA	40,903	1,071,799
#	LNA Sante SA	27,399	593,885
	L’Oreal SA	133,343	62,518,285
#*	Lumibird	1,775	23,501
	LVMH Moet Hennessy Louis Vuitton SE	247,349	203,181,376
#Ω	Maisons du Monde SA	144,638	693,910
	Manitou BF SA	37,916	932,766
	Mersen SA	106,696	3,940,759
	Metropole Television SA	153,633	2,169,581
*	Nacon SA	26,878	33,049
Ω	Neoen SA	155,733	4,766,227
	Nexans SA	118,477	12,617,405
#	Nexity SA	211,889	2,376,564
	NRJ Group	87,380	727,584
	Oeneo SA	138,265	1,509,813
#	Orange SA, Sponsored ADR	127,541	1,414,430
	Orange SA	6,978,148	77,668,760
	Pernod Ricard SA	77,494	11,720,357
#*	Pierre Et Vacances SA	302,068	463,084
#*	Plastiques Du Val De Loire	36,390	110,639
*	Prodways Group SA	16,832	12,388
	Publicis Groupe SA, ADR	49,760	1,375,864
	Publicis Groupe SA	495,805	54,710,487
	Quadient SA	160,982	3,080,480
*††	Recylex SA	65,252	0
	Renault SA	374,869	18,568,511
	Rexel SA	1,189,700	30,836,835
	Robertet SA	1,503	1,410,705
	Rubis SCA	239,430	8,285,776
	Safran SA	302,894	65,677,138
	Samse SACA	989	188,579
#	Sanofi SA, ADR	244,541	12,038,753
	Sanofi SA	552,673	54,600,254
	Sartorius Stedim Biotech	9,917	2,135,794
	Savencia SA	22,204	1,250,363
	Schneider Electric SE	199,030	45,377,242
	SCOR SE	781,003	25,482,363
	SEB SA	107,631	12,703,071
	Seche Environnement SACA	12,843	1,438,524
	SES SA	1,900,136	9,218,471
#*Ω	SMCP SA	201,866	486,038
	Societe BIC SA	122,267	8,598,186
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	88,526
	Societe Generale SA	1,157,657	31,193,128
	Societe LDC SADIR	1,717	273,924
	Sodexo SA	86,376	7,521,055
	Sodexo, Inc.	8,908	777,166
*	SOITEC	63,115	6,171,569
	Sopra Steria Group	72,428	15,858,597
	SPIE SA	537,963	19,560,691
	Stef SA	22,404	3,037,352
#	STMicroelectronics NV	1,004,464	39,759,824

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Sword Group	33,966	$1,298,359
	Synergie SE	44,846	1,716,561
	Technip Energies NV	618,619	14,568,495
	Teleperformance SE	182,359	16,518,941
	Television Francaise 1 SA	217,769	1,988,550
#	TFF Group	496	22,596
	Thales SA	142,400	23,932,798
#	Thermador Groupe	15,697	1,341,492
#	Tikehau Capital SCA	24,876	582,099
	Totalenergies EP Gabon	1,532	276,347
#	TotalEnergies SE, Sponsored ADR	215,223	15,597,211
	TotalEnergies SE	4,093,590	297,189,551
	Trigano SA	45,304	6,887,134
*	Ubisoft Entertainment SA	417,685	9,836,237
	Valeo SE	1,023,066	12,965,829
*	Vallourec SACA	785,641	13,526,177
	Veolia Environnement SA	597,619	18,578,595
Ω	Verallia SA	323,028	12,441,493
	Vetoquinol SA	4,018	404,515
	Vicat SACA	90,225	3,330,950
	VIEL & Cie SA	79,165	852,372
	Vinci SA	658,120	77,115,939
	Virbac SACA	13,467	4,976,787
	Vivendi SE	1,944,278	19,780,486
#*	Voltalia SA	45,563	378,569
	Vranken-Pommery Monopole SA	9,140	150,906
	Wavestone	27,360	1,556,203
*Ω	Worldline SA	414,872	4,303,259
*Ω	X-Fab Silicon Foundries SE	249,205	1,723,746

TOTAL FRANCE			2,485,310,872

GERMANY — (6.3%)
	1&1 AG	213,498	3,731,095
	7C Solarparken AG	201,783	679,799
#*	About You Holding SE	17,742	85,135
	Adesso SE	9,670	1,123,497
	adidas AG	65,332	15,743,908
#*	Adtran Networks SE	25,248	536,869
	All for One Group SE	5,097	318,019
	Allgeier SE	19,044	399,225
	Allianz SE	195,310	55,426,054
	Allianz SE, ADR	50,320	1,426,572
	AlzChem Group AG	1,438	69,920
	Amadeus Fire AG	16,614	1,993,311
*	Aroundtown SA	2,165,274	4,488,763
	Atoss Software AG	16,292	4,355,350
Ω	Aumann AG	3,278	61,754
	Aurubis AG	180,301	14,361,650
#*Ω	Auto1 Group SE	64,442	328,095
	BASF SE	1,033,875	54,171,485
	Basler AG	15,791	187,751
	Bayer AG	2,148,242	62,665,690
	Bayerische Motoren Werke AG	620,585	67,612,296
	BayWa AG	70,651	1,694,856
	Bechtle AG	339,184	16,368,895
Ω	Befesa SA	44,251	1,265,140
	Beiersdorf AG	36,706	5,517,043
	Bertrandt AG	24,838	1,066,870
	Bijou Brigitte AG	20,351	831,221

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bilfinger SE	112,125	$5,218,913
*	Borussia Dortmund GmbH & Co. KGaA	396,591	1,572,078
#*	BRANICKS Group AG	167,695	295,242
	Brenntag SE	411,118	32,808,611
	CANCOM SE	115,146	3,595,558
#	Carl Zeiss Meditec AG	36,333	3,833,598
*	Ceconomy AG	800,316	1,843,525
	CENIT AG	41,872	556,219
	Cewe Stiftung & Co. KGaA	37,049	3,942,511
	Commerzbank AG	1,987,589	29,539,823
	CompuGroup Medical SE & Co. KGaA	113,362	3,395,861
	Continental AG	336,639	21,818,006
*Ω	Covestro AG	516,534	25,870,263
	CTS Eventim AG & Co. KGaA	217,197	19,206,455
	Daimler Truck Holding AG	1,294,166	58,362,003
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	99,721
#*Ω	Delivery Hero SE	56,990	1,594,441
	Dermapharm Holding SE	75,933	2,548,471
	Deutsche Bank AG	3,290,214	52,664,260
	Deutsche Beteiligungs AG	76,872	2,265,304
	Deutsche Boerse AG	272,674	52,569,348
	Deutsche EuroShop AG	16,492	333,388
*	Deutsche Lufthansa AG	1,409,207	10,085,171
#Ω	Deutsche Pfandbriefbank AG	677,165	3,211,883
	Deutsche Post AG	1,703,463	71,323,872
	Deutsche Telekom AG, Sponsored ADR	7,726	176,925
	Deutsche Telekom AG	6,030,773	138,138,253
	Deutsche Wohnen SE	66,493	1,254,418
	Deutz AG	225,216	1,301,100
	DMG Mori AG	7,629	360,174
*	Dr Hoenle AG	15,398	327,334
	Draegerwerk AG & Co. KGaA	14,733	685,090
	Duerr AG	190,743	4,879,506
Ω	DWS Group GmbH & Co. KGaA	89,654	3,782,862
	E.ON SE	1,405,303	18,608,977
	Eckert & Ziegler SE	30,044	1,187,732
	EDAG Engineering Group AG	20,949	253,791
	Elmos Semiconductor SE	30,720	2,545,418
	ElringKlinger AG	159,126	1,130,067
#*	Encavis AG	325,346	5,857,177
	Energiekontor AG	28,222	1,937,464
	Evonik Industries AG	699,257	14,572,979
*	Evotec SE	283,665	2,923,225
	Fabasoft AG	2,907	62,575
	Fielmann Group AG	103,613	4,831,296
*	flatexDEGIRO AG	294,384	3,846,231
#*	Fraport AG Frankfurt Airport Services Worldwide	146,423	7,331,121
	Freenet AG	716,464	19,916,537
	Fresenius Medical Care AG, ADR	1,074	22,597
	Fresenius Medical Care AG	544,294	22,916,249
	Fresenius SE & Co. KGaA	742,778	22,164,775
	Friedrich Vorwerk Group SE	10,661	178,652
	FUCHS SE	108,636	3,971,356
	GEA Group AG	610,361	24,634,157
	Gerresheimer AG	145,559	15,676,257
	Gesco SE	29,514	599,145
	GFT Technologies SE	91,417	2,677,851
*	Grand City Properties SA	220,329	2,460,566
	Grenke AG	64,146	1,493,333

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	H&R GmbH & Co. KGaA	71,325	$376,856
*	Hamburger Hafen und Logistik AG	136,711	2,432,757
	Hannover Rueck SE	57,946	14,373,154
#Ω	Hapag-Lloyd AG	54,284	9,999,821
	Hawesko Holding SE	1,974	63,642
	Heidelberg Materials AG	295,837	29,771,750
#*	Heidelberger Druckmaschinen AG	1,386,338	1,396,582
	Hella GmbH & Co. KGaA	38,501	3,372,408
*	HelloFresh SE	461,352	3,093,348
	Henkel AG & Co. KGaA	126,429	9,091,324
	Hensoldt AG	236,332	9,310,763
*	Highlight Communications AG	42,880	111,339
	HOCHTIEF AG	87,405	9,203,686
#	Hornbach Holding AG & Co. KGaA	41,942	3,291,186
	Hugo Boss AG	253,887	13,680,638
	Indus Holding AG	59,084	1,604,268
	Infineon Technologies AG	1,074,405	37,285,118
	Infineon Technologies AG, ADR	184,129	6,394,800
	Init Innovation in Traffic Systems SE	12,825	538,175
Ω	Instone Real Estate Group SE	115,129	1,066,355
	IVU Traffic Technologies AG	27,158	420,846
	Jenoptik AG	166,093	4,452,989
Ω	JOST Werke SE	23,990	1,158,487
	K&S AG	303,119	4,534,643
	KION Group AG	367,518	16,938,131
	Kloeckner & Co. SE	10,782	76,420
	Knaus Tabbert AG	13,165	596,706
	Knorr-Bremse AG	212,337	15,756,581
*	Koenig & Bauer AG	68,891	976,212
	Kontron AG	110,484	2,224,102
	Krones AG	59,453	7,837,799
	KSB SE & Co. KGaA	267	190,928
	KWS Saat SE & Co. KGaA	34,799	1,913,464
	Lanxess AG	417,863	11,810,074
*	LEG Immobilien SE	187,925	15,952,643
	Leifheit AG	30,678	516,277
#*	LPKF Laser & Electronics SE	13,810	114,780
#*	Manz AG	11,990	97,384
*	Mediclin AG	12,692	38,451
#*	Medigene AG	32,630	47,693
*	Medios AG	40,262	609,967
	Mercedes-Benz Group AG	1,670,941	126,391,459
	Merck KGaA	42,555	6,762,060
	METRO AG	800,844	4,284,289
	MLP SE	323,179	1,944,352
	MTU Aero Engines AG	34,600	8,335,726
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	187,979	82,674,775
	Mutares SE & Co. KGaA	46,779	2,096,569
#*	Nagarro SE	31,247	2,374,400
	Nemetschek SE	216,927	19,169,678
	New Work SE	10,325	653,432
	Nexus AG	25,848	1,420,854
	Norma Group SE	154,653	3,062,381
*	OHB SE	34,731	1,616,638
	Patrizia SE	206,861	1,823,943
	Pfeiffer Vacuum Technology AG	20,172	3,328,861
	PNE AG	300,761	4,305,928
*	ProCredit Holding AG	18,195	185,296
#	ProSiebenSat.1 Media SE	691,203	5,368,480

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	PSI Software SE	22,317	$534,207
	Puma SE	259,960	12,002,611
#*	PVA TePla AG	63,402	1,254,582
	PWO AG	5,972	193,760
*	q.beyond AG	684,149	467,061
*	R Stahl AG	4,599	102,180
	Rational AG	12,769	10,891,928
	Rheinmetall AG	84,035	46,307,054
#	RTL Group SA	134,254	4,138,357
	RWE AG	860,373	29,971,553
	SAF-Holland SE	82,602	1,591,283
	Salzgitter AG	130,544	3,352,508
	SAP SE	198,124	35,774,684
	Secunet Security Networks AG	5,412	868,104
#*	SGL Carbon SE	174,965	1,252,737
	Siemens AG, Sponsored ADR	63,609	5,951,894
	Siemens AG	603,810	113,113,839
*	Siemens Energy AG	445,048	9,138,370
#Ω	Siemens Healthineers AG	235,630	13,067,445
	Siltronic AG	74,257	5,787,177
	Sixt SE	70,355	6,736,181
*	SMA Solar Technology AG	30,939	1,622,748
	Stabilus SE	107,888	6,694,224
	Stemmer Imaging AG	3,450	126,861
	STRATEC SE	8,076	371,644
	Stroeer SE & Co. KGaA	137,619	8,824,938
	Suedzucker AG	359,492	5,130,881
	SUESS MicroTec SE	61,566	3,047,170
	Surteco Group SE	34,391	606,201
	Symrise AG	74,653	8,002,179
*	TAG Immobilien AG	628,263	8,932,433
	Takkt AG	106,632	1,483,499
*	Talanx AG	206,949	15,565,574
*Ω	TeamViewer SE	468,177	6,176,533
	Technotrans SE	40,582	913,628
#	thyssenkrupp AG	1,661,129	8,336,679
	United Internet AG	375,052	9,072,074
#	Verbio SE	36,978	770,863
	Volkswagen AG	75,485	10,656,449
	Vonovia SE	693,018	20,025,471
	Vossloh AG	39,609	1,916,749
	Wacker Chemie AG	73,072	7,822,216
	Wacker Neuson SE	158,620	2,837,403
	Washtec AG	54,594	2,320,496
*	Westwing Group SE	29,283	269,650
	Wuestenrot & Wuerttembergische AG	126,715	1,781,923
	Zeal Network SE	29,514	1,094,591

TOTAL GERMANY			2,013,192,238

HONG KONG — (1.7%)
*	Aceso Life Science Group Ltd.	10,902,900	209,286
*	Acme International Holdings Ltd.	152,500	39,514
	Aeon Credit Service Asia Co. Ltd.	28,000	20,227
	AIA Group Ltd.	11,480,000	84,083,571
*	Aidigong Maternal & Child Health Ltd.	3,464,000	26,876
	Allied Group Ltd.	1,676,000	313,304
	Analogue Holdings Ltd.	34,000	4,681
	APAC Resources Ltd.	361,197	54,294
*	Apollo Future Mobility Group Ltd.	66,400	4,426

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Asia Financial Holdings Ltd.	400,000	$169,673
*	Asia Standard International Group Ltd.	2,185,561	110,265
	ASMPT Ltd.	747,900	9,294,663
	Associated International Hotels Ltd.	79,000	54,576
	Bank of East Asia Ltd.	3,512,613	4,422,708
	BOC Hong Kong Holdings Ltd.	3,312,000	10,151,588
*	BOCOM International Holdings Co. Ltd.	415,000	15,804
	Bright Smart Securities & Commodities Group Ltd.	3,018,000	632,495
Ω	Budweiser Brewing Co. APAC Ltd.	773,100	1,075,530
	Build King Holdings Ltd.	870,000	119,548
	Cafe de Coral Holdings Ltd.	1,656,000	1,717,502
#	Cathay Pacific Airways Ltd.	7,119,180	7,664,133
*	Central Wealth Group Holdings Ltd.	7,700,000	27,268
*	Century City International Holdings Ltd.	3,792,000	94,667
	Chen Hsong Holdings	408,000	70,261
	Cheuk Nang Holdings Ltd.	124,488	26,387
	Chevalier International Holdings Ltd.	130,276	73,746
*	Chi Kan Holdings Ltd.	88,000	32,477
*	China Best Group Holding Ltd.	1,465,800	23,930
*	China Energy Development Holdings Ltd.	33,840,000	339,209
	China Motor Bus Co. Ltd.	6,800	48,238
*	China Star Entertainment Ltd.	8,376,000	835,500
*	Chinese Estates Holdings Ltd.	1,984,000	268,250
	Chow Sang Sang Holdings International Ltd.	1,779,000	1,911,310
	Chow Tai Fook Jewellery Group Ltd.	3,461,200	4,709,475
*	Chuang’s China Investments Ltd.	6,774,219	110,149
*	Chuang’s Consortium International Ltd.	4,671,553	211,271
	CITIC Telecom International Holdings Ltd.	8,655,000	2,935,192
	CK Asset Holdings Ltd.	2,380,124	10,152,598
	CK Hutchison Holdings Ltd.	3,082,908	14,972,983
	CK Infrastructure Holdings Ltd.	754,045	4,259,704
#	CK Life Sciences International Holdings, Inc.	7,186,000	342,994
	CLP Holdings Ltd.	1,055,000	8,298,695
#*	C-Mer Eye Care Holdings Ltd.	1,490,000	561,504
	CN Logistics International Holdings Ltd.	88,000	36,959
	CNT Group Ltd.	814,000	31,737
	Convenience Retail Asia Ltd.	122,000	10,516
#††	Convoy, Inc.	23,823,171	95,321
#*	Cowell e Holdings, Inc.	587,000	1,331,764
Ω	Crystal International Group Ltd.	864,000	444,044
*	CSC Holdings Ltd.	98,610,000	353,487
	CSI Properties Ltd.	29,024,200	332,316
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,434,102	1,990,346
	Dah Sing Financial Holdings Ltd.	925,244	2,591,523
	Dickson Concepts International Ltd.	404,500	262,914
	Dynamic Holdings Ltd.	42,000	44,072
	Eagle Nice International Holdings Ltd.	1,394,000	862,327
#	EC Healthcare	1,855,000	308,428
*††	EcoGreen International Group Ltd.	468,240	21,327
	Emperor International Holdings Ltd.	6,684,416	293,327
	Emperor Watch & Jewellery Ltd.	18,200,000	413,167
*	Energy International Investments Holdings Ltd.	392,000	47,575
*	ENM Holdings Ltd.	4,992,000	213,789
*	Esprit Holdings Ltd.	11,733,469	341,847
#Ω	ESR Group Ltd.	3,513,752	3,850,613
*	Eternity Investment Ltd.	520,000	3,345
	EuroEyes International Eye Clinic Ltd.	73,000	49,963
	Fairwood Holdings Ltd.	300,000	305,021

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Far East Consortium International Ltd.	7,560,465	$1,022,433
*	Far East Hotels & Entertainment Ltd.	322,000	20,292
	First Pacific Co. Ltd.	10,963,756	5,127,471
*Ω	FIT Hon Teng Ltd.	3,241,000	929,252
*Ω	Fosun Tourism Group	656,200	310,787
	Four Seas Mercantile Holdings Ltd.	36,000	11,256
#*Ω	Frontage Holdings Corp.	1,678,000	262,721
	FSE Lifestyle Services Ltd.	445,000	308,414
	Galaxy Entertainment Group Ltd.	314,000	1,408,884
	Get Nice Financial Group Ltd.	798,824	64,688
	Giordano International Ltd.	5,366,000	1,369,401
	Glorious Sun Enterprises Ltd.	1,763,000	189,448
#*††	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd.	605,000	41,764
	Golden Resources Development International Ltd.	1,144,000	61,403
*	GR Life Style Company Ltd.	2,932,000	116,662
	Great Eagle Holdings Ltd.	1,022,652	1,561,066
	G-Resources Group Ltd.	6,457,820	2,056,099
	Guoco Group Ltd.	26,000	246,938
	Guotai Junan International Holdings Ltd.	14,012,000	1,014,712
	Hang Lung Group Ltd.	3,125,000	3,708,213
	Hang Lung Properties Ltd.	5,667,000	6,254,734
	Hang Seng Bank Ltd.	521,700	6,879,436
	Hanison Construction Holdings Ltd.	973,496	75,187
#*	Hao Tian International Construction Investment Group Ltd.	1,032,000	97,520
*	Harbour Centre Development Ltd.	158,000	118,684
	Henderson Land Development Co. Ltd.	2,286,104	6,892,194
	HK Electric Investments & HK Electric Investments Ltd.	5,053,000	3,022,824
#	HKBN Ltd.	3,820,500	1,149,250
	HKR International Ltd.	4,565,238	729,574
	HKT Trust & HKT Ltd.	13,491,000	14,893,754
	Hon Kwok Land Investment Co. Ltd.	234,000	44,482
	Hong Kong & China Gas Co. Ltd.	10,791,586	8,205,405
#*	Hong Kong ChaoShang Group Ltd.	48,000	3,661
	Hong Kong Exchanges & Clearing Ltd.	812,318	25,810,925
	Hong Kong Ferry Holdings Co. Ltd.	489,000	266,146
*	Hong Kong Resources Holdings Co. Ltd.	70,356	8,540
*	Hong Kong Technology Venture Co. Ltd.	2,213,000	427,443
*	Hongkong & Shanghai Hotels Ltd.	2,333,726	1,816,481
*	Hongkong Chinese Ltd.	3,741,143	128,634
Ω	Honma Golf Ltd.	558,000	238,573
	Hung Hing Printing Group Ltd.	1,234,524	187,435
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,004,000	921,319
	Hysan Development Co. Ltd.	1,386,215	2,160,531
*	IGG, Inc.	2,421,000	1,009,247
Ω	Impro Precision Industries Ltd.	122,000	32,311
	International Housewares Retail Co. Ltd.	1,496,000	244,257
*	IPE Group Ltd.	1,865,000	111,907
*	ITC Properties Group Ltd.	677,994	48,498
	Johnson Electric Holdings Ltd.	1,793,818	2,447,087
	K Wah International Holdings Ltd.	3,864,000	899,538
*	Kader Holdings Co. Ltd.	100,000	4,093
	Karrie International Holdings Ltd.	2,438,000	164,557
	Kerry Logistics Network Ltd.	2,157,791	2,019,585
	Kerry Properties Ltd.	2,696,583	5,227,636
	Kingmaker Footwear Holdings Ltd.	1,152,000	128,821
#	Kowloon Development Co. Ltd.	1,851,000	1,279,515
	KRP Development Holdings Ltd.	609,500	58,892
*	Lai Sun Development Co. Ltd.	1,819,480	132,603

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Lam Soon Hong Kong Ltd.	12,000	$13,764
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	42,596
*	Lerado Financial Group Co. Ltd.	74,000	1,708
*	Lippo China Resources Ltd.	284,600	28,232
*	Lippo Ltd.	236,000	23,509
	Liu Chong Hing Investment Ltd.	1,034,000	611,224
	L’Occitane International SA	1,845,500	7,605,478
	Luk Fook Holdings International Ltd.	1,716,000	4,113,870
	Lung Kee Bermuda Holdings	432,000	63,460
*	Magnificent Hotel Investment Ltd.	4,616,000	45,964
	Man Wah Holdings Ltd.	8,369,200	6,108,257
#*	MECOM Power & Construction Ltd.	3,777,500	78,782
#*	Melco International Development Ltd.	457,000	343,285
*	Melco Resorts & Entertainment Ltd., ADR	47,606	311,343
	MGM China Holdings Ltd.	1,369,200	2,311,132
#*††	MH Development NPV	564,000	0
*	Midland Holdings Ltd.	1,342,364	152,078
	Miramar Hotel & Investment	572,000	728,487
	Modern Dental Group Ltd.	1,402,000	857,940
#*	Mongolian Mining Corp.	2,097,000	2,673,741
	MTR Corp. Ltd.	736,632	2,420,894
*	NagaCorp Ltd.	5,750,719	3,013,849
	Nameson Holdings Ltd.	1,670,000	136,623
	National Electronics Holdings	61,600	4,923
*††	National United Resources Holdings Ltd.	332,000	3,372
*	NEW Concepts Holdings Ltd.	1,308,000	33,470
*	New Focus Auto Tech Holdings Ltd.	5,064,000	106,986
#	New World Development Co. Ltd.	4,840,284	5,140,142
*††	NewOcean Energy Holdings Ltd.	4,088,000	0
#	Nissin Foods Co. Ltd.	834,000	546,771
	NWS Holdings Ltd.	5,923,221	5,007,157
	Oriental Watch Holdings	2,291,793	1,033,063
#*	Oshidori International Holdings Ltd.	17,547,000	359,832
	Pacific Basin Shipping Ltd.	27,655,000	9,575,760
*	Pacific Century Premium Developments Ltd.	190,004	4,196
	Pacific Textiles Holdings Ltd.	3,934,000	750,808
*	Paliburg Holdings Ltd.	928,790	95,821
*	Paradise Entertainment Ltd.	120,000	13,595
	PC Partner Group Ltd.	1,144,000	414,854
	PCCW Ltd.	20,281,308	10,140,537
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,519,000	470,533
	Pico Far East Holdings Ltd.	3,390,000	697,127
	Playmates Holdings Ltd.	3,856,000	270,068
	Plover Bay Technologies Ltd.	1,016,000	362,324
	Power Assets Holdings Ltd.	1,447,000	8,300,210
	PRADA SpA	884,600	7,214,186
*	PT International Development Co. Ltd.	6,648,825	49,733
	Public Financial Holdings Ltd.	2,050,000	316,687
#*	Realord Group Holdings Ltd.	90,000	62,084
*	Regal Hotels International Holdings Ltd.	1,641,400	512,165
Ω	Regina Miracle International Holdings Ltd.	1,148,000	326,579
*	Sa Sa International Holdings Ltd.	2,274,000	225,540
*Ω	Samsonite International SA	4,758,000	16,727,545
*	Sands China Ltd.	1,787,200	4,215,368
	SAS Dragon Holdings Ltd.	1,326,000	654,523
	SEA Holdings Ltd.	1,123,918	223,205
#*	Shandong Hi-Speed Holdings Group Ltd.	9,000	8,189
*	Shangri-La Asia Ltd.	4,816,166	3,359,231

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Shun Ho Property Investments Ltd.	70,224	$7,016
*	Shun Tak Holdings Ltd.	9,208,250	912,031
	Singamas Container Holdings Ltd.	7,676,000	537,186
	Sino Land Co. Ltd.	6,651,156	7,111,408
#	SITC International Holdings Co. Ltd.	5,550,000	12,035,694
#*	SJM Holdings Ltd.	5,389,125	1,977,837
	SmarTone Telecommunications Holdings Ltd.	1,668,430	776,915
*	Solomon Systech International Ltd.	204,000	7,247
	Soundwill Holdings Ltd.	466,500	420,660
	Stella International Holdings Ltd.	1,853,500	3,378,624
#	Sun Hung Kai & Co. Ltd.	3,532,787	1,078,781
	Sun Hung Kai Properties Ltd.	838,511	7,735,228
	SUNeVision Holdings Ltd.	2,253,000	715,864
	Swire Pacific Ltd., Class A	897,000	7,596,431
	Swire Pacific Ltd., Class B	1,545,000	2,099,012
	Swire Properties Ltd.	673,650	1,393,220
	TAI Cheung Holdings Ltd.	1,103,000	470,265
	Tai Hing Group Holdings Ltd.	1,034,000	117,269
	Tai Sang Land Development Ltd.	145,523	36,730
	Tan Chong International Ltd.	372,000	66,967
	Tao Heung Holdings Ltd.	795,000	73,804
	Techtronic Industries Co. Ltd.	1,089,000	15,049,206
*	Television Broadcasts Ltd.	1,228,900	529,447
#*	Texhong International Group Ltd.	1,335,500	725,315
	Texwinca Holdings Ltd.	4,120,000	408,663
	Theme International Holdings Ltd.	11,310,000	863,803
*	Tongda Group Holdings Ltd.	1,280,000	12,924
	Town Health International Medical Group Ltd.	2,602,000	92,990
	Tradelink Electronic Commerce Ltd.	2,608,000	306,095
	Transport International Holdings Ltd.	1,264,609	1,451,386
	Tycoon Group Holdings Ltd.	202,000	104,152
	United Laboratories International Holdings Ltd.	5,441,500	6,416,860
*††	Untrade.Genting Hk	1,416,000	0
*	Value Convergence Holdings Ltd.	1,880,000	14,581
	Value Partners Group Ltd.	3,203,000	730,487
	Vedan International Holdings Ltd.	1,404,000	101,039
	Vitasoy International Holdings Ltd.	1,718,000	1,282,245
#*	Vobile Group Ltd.	488,000	85,402
#*Ω	VPower Group International Holdings Ltd.	2,440,506	86,416
	VSTECS Holdings Ltd.	3,787,200	2,411,575
	VTech Holdings Ltd.	709,400	4,100,473
*	Wai Kee Holdings Ltd.	384,000	44,480
	Wang On Group Ltd.	66,120,000	270,720
*	Wealthink AI-Innovation Capital Ltd.	1,516,000	25,075
Ω	WH Group Ltd.	29,792,234	21,654,186
	Wharf Real Estate Investment Co. Ltd.	1,468,750	4,556,815
	Wing On Co. International Ltd.	123,137	185,972
	Wing Tai Properties Ltd.	462,000	128,446
*	Wynn Macau Ltd.	108,800	101,037
*	Xingye Alloy Materials Group Ltd.	279,000	35,817
	Xinyi Glass Holdings Ltd.	7,805,829	8,341,356
	YTO International Express & Supply Chain Technology Ltd.	716,000	114,444
	Yue Yuen Industrial Holdings Ltd.	3,938,500	6,973,337
*	Zhaobangji Lifestyle Holdings Ltd.	4,424,000	123,517

TOTAL HONG KONG			533,488,633

IRELAND — (0.6%)
	AIB Group PLC	4,269,427	22,099,290
	Bank of Ireland Group PLC	4,895,144	52,228,399

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Cairn Homes PLC	2,901,465	$4,887,293
	CRH PLC	16,510	1,278,547
	Dalata Hotel Group PLC	626,787	2,818,764
	FBD Holdings PLC	85,461	1,261,320
#*	Flutter Entertainment PLC	125,960	23,335,127
	Glanbia PLC	802,749	15,230,274
*Ω	Glenveagh Properties PLC	2,245,769	3,051,408
	Irish Continental Group PLC	492,900	2,633,889
	Kerry Group PLC, Class A	117,720	9,976,317
	Kingspan Group PLC	251,124	22,336,639
*	Permanent TSB Group Holdings PLC	66,622	106,431
	Smurfit Kappa Group PLC	998,414	43,260,838

TOTAL IRELAND			204,504,536

ISRAEL — (0.8%)
	Adgar Investment & Development Ltd.	194,139	257,662
#*	Afcon Holdings Ltd.	2,339	59,360
#*	AFI Properties Ltd.	50,056	2,029,133
	Africa Israel Residences Ltd.	10,691	642,125
#*	Airport City Ltd.	177,034	2,720,147
*	Allot Ltd.	48,893	101,915
	Alony Hetz Properties & Investments Ltd.	250,156	1,614,880
	Alrov Properties & Lodgings Ltd.	27,535	1,133,904
	Amot Investments Ltd.	347,422	1,457,129
#	Arad Ltd.	16,074	207,629
#*	Argo Properties NV	10,341	190,457
	Ashdod Refinery Ltd.	41,383	931,466
#	Ashtrom Group Ltd.	99,503	1,368,102
	Atreyu Capital Markets Ltd.	5,574	77,826
	AudioCodes Ltd.	92,430	1,001,896
#	Aura Investments Ltd.	253,712	982,248
#	Automatic Bank Services Ltd.	38,498	142,863
*	Avgol Industries 1953 Ltd.	305,415	108,555
*	Azorim-Investment Development & Construction Co. Ltd.	237,047	1,080,443
	Azrieli Group Ltd.	32,915	2,117,761
	Bank Hapoalim BM	1,575,579	14,193,487
	Bank Leumi Le-Israel BM	2,382,401	18,563,928
	Bet Shemesh Engines Holdings 1997 Ltd.	16,406	780,761
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,883,393	4,812,056
*	Big Shopping Centers Ltd.	19,162	1,971,219
#*	BioLine RX Ltd.	391,980	18,532
	Blue Square Real Estate Ltd.	19,892	1,491,187
*	Brack Capital Properties NV	6,273	369,153
#*	Brainsway Ltd.	47,282	127,783
*	Brainsway Ltd., ADR	3,819	20,050
	Camtek Ltd.	27,321	2,223,227
	Carasso Motors Ltd.	109,966	536,076
*	Cellcom Israel Ltd.	437,285	1,818,180
*	Ceragon Networks Ltd.	99,230	274,867
*	Clal Insurance Enterprises Holdings Ltd.	259,218	4,322,463
*	Compugen Ltd.	85,662	167,783
	Danel Adir Yeoshua Ltd.	22,583	2,043,416
	Danya Cebus Ltd.	5,433	124,573
	Delek Automotive Systems Ltd.	63,635	358,455
#	Delek Group Ltd.	34,370	4,037,202
	Delta Galil Ltd.	51,956	2,311,600
	Diplomat Holdings Ltd.	12,311	111,016
#	Direct Finance of Direct Group 2006 Ltd.	1,025	129,015
	Dor Alon Energy in Israel 1988 Ltd.	1,634	32,092

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Doral Group Renewable Energy Resources Ltd.	65,576	$187,482
*	Duniec Brothers Ltd.	2,984	162,366
*	El Al Israel Airlines	301,267	421,225
	Elbit Systems Ltd.	8,778	1,785,641
	Electra Consumer Products 1970 Ltd.	30,423	648,639
#	Electra Ltd.	7,787	2,961,049
#	Electra Real Estate Ltd.	34,338	333,780
#*	Electreon Wireless Ltd.	868	45,414
*	Ellomay Capital Ltd.	2,636	41,140
#	Energix-Renewable Energies Ltd.	392,735	1,463,568
*	Enlight Renewable Energy Ltd.	45,513	730,231
*	Equital Ltd.	122,706	3,399,484
#*	Fattal Holdings 1998 Ltd.	24,148	2,929,731
	First International Bank Of Israel Ltd.	166,408	6,605,240
	FMS Enterprises Migun Ltd.	12,304	512,047
	Formula Systems 1985 Ltd.	51,579	3,754,502
	Fox Wizel Ltd.	46,484	3,690,839
	Gav-Yam Lands Corp. Ltd.	157,040	1,116,469
#*	Gilat Satellite Networks Ltd.	80,942	404,982
	Globrands Ltd.	82	8,893
*	Hagag Group Real Estate Development	35,863	165,620
#	Hamat Group Ltd.	11,261	38,617
	Harel Insurance Investments & Financial Services Ltd.	623,326	5,682,737
	Hilan Ltd.	74,724	4,195,142
	ICL Group Ltd.	1,007,821	4,730,682
	IDI Insurance Co. Ltd.	36,238	1,034,926
#*	IES Holdings Ltd.	5,166	286,879
#	Ilex Medical Ltd.	11,771	211,535
	Inrom Construction Industries Ltd.	328,521	1,085,608
	Isracard Ltd.	470,469	1,721,107
	Israel Canada T.R Ltd.	239,040	880,534
#	Israel Discount Bank Ltd., Class A	3,366,184	17,265,906
	Israel Land Development Co. Ltd.	61,365	535,299
#	Israel Shipyards Industries Ltd.	8,862	155,390
	Isras Investment Co. Ltd.	4,934	941,560
#*	Issta Ltd.	25,299	542,856
*	Kamada Ltd.	76,600	403,059
	Kardan Real Estate Enterprise & Development Ltd.	218,428	252,700
	Kenon Holdings Ltd.	67,991	1,531,827
	Kerur Holdings Ltd.	23,328	402,547
#*	Klil Industries Ltd.	5,157	258,324
#	Kvutzat Acro Ltd.	33,275	367,369
	Lapidoth Capital Ltd.	18,593	300,493
#	Levinstein Properties Ltd.	11,100	187,750
	M Yochananof & Sons Ltd.	18,750	972,014
	Magic Software Enterprises Ltd.	102,132	1,206,534
	Malam - Team Ltd.	2,958	48,177
	Matrix IT Ltd.	185,473	3,741,158
#	Max Stock Ltd.	176,851	405,999
#	Maytronics Ltd.	270,719	2,314,288
	Mediterranean Towers Ltd.	304,400	657,850
	Mega Or Holdings Ltd.	68,803	1,779,707
#	Meitav Investment House Ltd.	187,499	839,763
#	Melisron Ltd.	34,006	2,332,779
	Menora Mivtachim Holdings Ltd.	101,172	2,438,580
*	Meshek Energy Renewable Energies Ltd.	55,117	37,872
#	Meshulam Levinstein Contracting & Engineering Ltd.	3,777	310,337
#	Migdal Insurance & Financial Holdings Ltd.	1,807,916	2,289,220
#	Mivne Real Estate KD Ltd.	1,006,974	2,420,501

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mivtach Shamir Holdings Ltd.	24,052	$809,792
	Mizrahi Tefahot Bank Ltd.	274,347	9,990,134
#*	Naphtha Israel Petroleum Corp. Ltd.	245,022	1,270,370
	Nawi Brothers Ltd.	66,743	463,658
*	Nayax Ltd.	8,950	238,606
#*	Neto Malinda Trading Ltd.	9,641	149,287
*	Neto ME Holdings Ltd.	3,268	60,626
#	Next Vision Stabilized Systems Ltd.	108,703	1,452,140
#*	Nice Ltd., Sponsored ADR	10,434	2,332,103
*	Nova Ltd.	40,181	6,799,856
#	Novolog Ltd.	325,479	133,875
	Oil Refineries Ltd.	10,030,611	2,906,195
	One Software Technologies Ltd.	86,472	1,198,025
#*	OPC Energy Ltd.	121,181	910,373
#*	OY Nofar Energy Ltd.	3,691	92,060
	Palram Industries 1990 Ltd.	23,956	317,713
*	Partner Communications Co. Ltd.	543,882	2,541,851
	Paz Oil Co. Ltd.	41,383	4,122,918
	Peninsula Group Ltd.	90,236	38,244
*	Perion Network Ltd.	85,830	1,070,424
#	Phoenix Holdings Ltd.	416,600	3,979,624
	Plasson Industries Ltd.	14,371	527,807
	Pluri, Inc.	33,473	26,489
#	Polyram Plastic Industries Ltd.	33,733	101,970
	Prashkovsky Investments & Construction Ltd.	23,817	559,653
#*	Priortech Ltd.	18,929	832,882
	Qualitau Ltd.	2,758	94,152
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,155,019
#*	Rani Zim Shopping Centers Ltd.	56,848	45,031
	Raval Ics Ltd.	19,152	12,444
	Retailors Ltd.	33,477	735,434
	Sano-Brunos Enterprises Ltd.	139	11,707
*	Scope Metals Group Ltd.	36,102	1,243,590
#	Shapir Engineering & Industry Ltd.	101,000	550,999
*	Shikun & Binui Ltd.	852,224	1,829,745
#	Shufersal Ltd.	400,265	2,635,367
	Strauss Group Ltd.	36,688	673,942
	Summit Real Estate Holdings Ltd.	137,133	1,651,179
	Suny Cellular Communication Ltd.	183,699	50,961
	Tadiran Group Ltd.	12,626	878,465
Ω	Tamar Petroleum Ltd.	91,788	541,843
*	TAT Technologies Ltd.	7,244	87,215
	Tel Aviv Stock Exchange Ltd.	121,258	802,562
#	Telsys Ltd.	7,024	423,573
*	Tera Light Ltd.	1,738	3,243
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	275,392	3,869,258
*	Teva Pharmaceutical Industries Ltd.	210,439	2,943,004
	Tiv Taam Holdings 1 Ltd.	207,976	277,747
*	Tower Semiconductor Ltd.	221,725	7,288,101
#	Turpaz Industries Ltd.	14,761	73,772
	YD More Investments Ltd.	53,863	112,850
	YH Dimri Construction & Development Ltd.	18,058	1,414,095

TOTAL ISRAEL			248,571,563

ITALY — (2.8%)
	A2A SpA	4,748,877	9,365,509
	Abitare In SpA	13,548	57,826
	ACEA SpA	235,959	4,093,043
#*	Aeffe SpA	143,961	128,110

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Amplifon SpA	404,401	$13,501,457
Ω	Anima Holding SpA	835,068	3,912,585
#	Aquafil SpA	12,802	46,855
#	Ariston Holding NV	7,285	37,494
	Arnoldo Mondadori Editore SpA	832,678	1,989,793
	Ascopiave SpA	302,866	792,445
	Assicurazioni Generali SpA	421,499	10,277,173
#	Avio SpA	35,879	433,217
	Azimut Holding SpA	495,748	13,064,175
	Banca Generali SpA	294,523	11,535,273
	Banca IFIS SpA	123,753	2,757,068
	Banca Mediolanum SpA	464,975	5,031,764
*	Banca Monte dei Paschi di Siena SpA	693,992	3,347,316
	Banca Popolare di Sondrio SpA	2,327,006	19,441,579
	Banca Profilo SpA	963,146	228,210
#Ω	Banca Sistema SpA	234,953	337,863
	Banco BPM SpA	7,632,144	50,109,908
	Banco di Desio e della Brianza SpA	100,099	499,639
	BasicNet SpA	4,285	17,492
Ω	BFF Bank SpA	616,198	7,907,434
	Biesse SpA	941	12,214
	BPER Banca SpA	5,306,391	27,557,136
	Brunello Cucinelli SpA	128,063	13,070,419
	Buzzi SpA	275,635	9,931,220
	Cairo Communication SpA	216,362	497,585
Ω	Carel Industries SpA	82,796	1,676,051
	Cembre SpA	4,684	221,810
	Cementir Holding NV	193,185	2,045,516
*	CIR SpA-Compagnie Industriali	2,009,188	1,193,294
	Credito Emiliano SpA	388,991	4,109,101
	d’Amico International Shipping SA	271,674	1,949,089
	Danieli & C Officine Meccaniche SpA	235,718	6,583,668
#	Datalogic SpA	44,649	270,557
	Davide Campari-Milano NV	413,582	4,147,731
	De’ Longhi SpA	111,697	3,662,823
	DiaSorin SpA	13,820	1,395,783
	Digital Value SpA	166	10,335
#Ω	doValue SpA	51,862	115,352
	Elica SpA	93,229	188,188
	Emak SpA	287,089	349,284
Ω	Enav SpA	77,179	317,405
	Enel SpA	7,879,569	51,788,001
	Eni SpA	4,294,094	68,970,395
#	Eni SpA, Sponsored ADR	104,050	3,332,721
	ERG SpA	43,917	1,182,666
*	Esprinet SpA	138,174	754,478
#*	Eurotech SpA	79,018	126,331
	Ferrari NV	106,547	43,820,158
	Fiera Milano SpA	13,338	51,320
	Fila SpA	51,466	483,561
	FinecoBank Banca Fineco SpA	1,414,543	21,670,462
	FNM SpA	658,558	323,596
*	Garofalo Health Care SpA	19,608	98,474
	Gefran SpA	20,755	179,458
#*	Geox SpA	156,273	116,413
	GPI SpA	1,431	19,078
	Gruppo MutuiOnline SpA	62,680	2,342,841
	Hera SpA	2,752,140	9,936,545
	IMMSI SpA	712,288	408,275

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
Ω	Infrastrutture Wireless Italiane SpA	251,239	$2,692,512
	Intercos SpA	15,413	215,817
	Interpump Group SpA	83,822	3,651,266
	Intesa Sanpaolo SpA	8,812,451	32,985,051
	Iren SpA	1,875,844	3,770,862
	Italgas SpA	1,441,065	7,988,040
	Italian Sea Group SpA	47,208	482,178
	Italmobiliare SpA	37,224	1,369,336
	Iveco Group NV	824,488	10,338,023
	Leonardo SpA	531,947	12,225,232
	LU-VE SpA	12,994	298,756
	Maire Tecnimont SpA	626,222	5,186,168
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,538,453	21,858,500
	MFE-MediaForEurope NV, Class A	858,420	2,520,256
	Moncler SpA	252,157	17,167,396
*	Newlat Food SpA	37,066	235,316
*Ω	Nexi SpA	1,206,733	7,020,961
	Openjobmetis SpA agenzia per il lavoro	34,444	600,291
	Orsero SpA	27,544	429,072
Ω	OVS SpA	1,376,867	3,597,092
#	Pharmanutra SpA	15,122	859,247
	Piaggio & C SpA	851,775	2,483,274
Ω	Piovan SpA	11,041	141,944
Ω	Pirelli & C SpA	1,312,981	8,301,917
Ω	Poste Italiane SpA	793,783	10,083,520
	Prysmian SpA	166,035	9,008,784
Ω	RAI Way SpA	447,959	2,543,944
	Recordati Industria Chimica e Farmaceutica SpA	172,033	9,154,453
	Reply SpA	37,141	4,849,104
	Rizzoli Corriere Della Sera Mediagroup SpA	670,863	584,790
*	Sabaf SpA	35,285	645,528
	SAES Getters SpA	7,639	214,127
*	Safilo Group SpA	51,052	63,508
	Salcef Group SpA	4,412	121,542
#	Salvatore Ferragamo SpA	92,525	918,115
	Sanlorenzo SpA	45,614	1,997,646
	Saras SpA	2,565,569	4,817,697
	Sesa SpA	21,000	2,183,792
	Snam SpA	1,641,266	7,509,237
*	Sogefi SpA	352,538	1,080,379
	SOL SpA	145,703	5,604,998
#	Spaxs SpA	235,239	1,310,429
#	Stellantis NV	5,025,658	111,200,203
	Stellantis NV	11,429	254,867
	Tamburi Investment Partners SpA	200,556	1,946,627
Ω	Technogym SpA	457,549	4,314,918
*	Technoprobe SpA	65,240	519,826
#*	Telecom Italia SpA	39,999,044	9,482,789
*	Telecom Italia SpA, Sponsored ADR	180,144	417,934
	Tenaris SA, ADR	49,610	1,636,634
	Tenaris SA	417,015	6,925,453
	Terna - Rete Elettrica Nazionale	1,655,936	13,267,212
	Tinexta SpA	11,059	208,286
	UniCredit SpA	1,895,711	69,580,871
#Ω	Unieuro SpA	30,996	302,735
	Unipol Gruppo SpA	2,108,967	18,906,261
	UnipolSai Assicurazioni SpA	1,222,587	3,500,641
	Webuild SpA	734,563	1,843,788

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Wiit SpA	6,663	$114,206
	Zignago Vetro SpA	73,473	978,358

TOTAL ITALY			898,334,271

JAPAN — (21.9%)
	&Do Holdings Co. Ltd.	27,200	218,037
	77 Bank Ltd.	294,674	8,330,534
#	A&D HOLON Holdings Co. Ltd.	106,800	1,854,797
	AB&Company Co. Ltd.	9,700	54,657
	ABC-Mart, Inc.	76,600	1,525,739
#*	Access Co. Ltd.	29,900	273,606
	Achilles Corp.	93,000	933,141
	Acom Co. Ltd.	1,090,600	2,812,136
	AD Works Group Co. Ltd.	62,020	95,185
	Adastria Co. Ltd.	147,100	3,203,001
	ADEKA Corp.	402,600	8,366,313
	Ad-sol Nissin Corp.	32,700	339,081
#	Adtec Plasma Technology Co. Ltd.	1,900	15,975
	Advan Group Co. Ltd.	70,900	503,971
#	Advanced Media, Inc.	34,100	350,020
	Advantest Corp.	744,300	23,297,076
#	Adventure, Inc.	9,200	192,615
	Aeon Co. Ltd.	720,768	15,070,043
	Aeon Delight Co. Ltd.	88,990	2,104,813
	Aeon Fantasy Co. Ltd.	29,100	408,824
	AEON Financial Service Co. Ltd.	454,600	3,784,170
	Aeon Hokkaido Corp.	114,100	671,134
#	Aeon Kyushu Co. Ltd.	3,700	66,402
	Aeon Mall Co. Ltd.	179,420	2,051,294
	Aeria, Inc.	65,500	151,668
	AFC-HD AMS Life Science Co. Ltd.	18,100	96,827
	AGC, Inc.	503,800	18,627,615
#	Agro-Kanesho Co. Ltd.	9,700	72,237
#	AGS Corp.	4,100	29,325
#	Ahresty Corp.	92,200	370,370
	Ai Holdings Corp.	68,400	1,052,031
*	AI inside, Inc.	2,000	77,592
	Aica Kogyo Co. Ltd.	137,100	3,177,874
	Aichi Corp.	157,100	1,056,197
	Aichi Financial Group, Inc.	197,051	3,716,646
	Aichi Steel Corp.	66,000	1,447,557
	Aichi Tokei Denki Co. Ltd.	34,800	526,057
	Aida Engineering Ltd.	220,500	1,248,240
#*	Aidma Holdings, Inc.	9,900	111,151
	Aiful Corp.	1,088,100	3,160,638
#	Ain Holdings, Inc.	113,798	4,306,852
	Aiphone Co. Ltd.	47,500	903,902
	Air Water, Inc.	781,700	11,737,384
	Airport Facilities Co. Ltd.	130,400	510,390
#	Airtech Japan Ltd.	28,300	213,422
#	Airtrip Corp.	55,900	501,809
	Aisan Industry Co. Ltd.	198,800	1,857,030
	Aisin Corp.	347,682	13,224,515
	AIT Corp.	34,400	390,238
	Aizawa Securities Group Co. Ltd.	121,200	1,352,175
	Ajinomoto Co., Inc.	329,500	12,251,288
	Ajis Co. Ltd.	18,400	294,952
	Akatsuki Corp.	107,500	336,361
	Akatsuki, Inc.	27,300	398,353

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Akebono Brake Industry Co. Ltd.	467,864	$459,379
	Akita Bank Ltd.	92,000	1,214,421
	Albis Co. Ltd.	27,700	469,300
	Alconix Corp.	125,800	1,096,299
	Alfresa Holdings Corp.	520,100	7,707,612
#	Alinco, Inc.	65,400	478,295
	Alleanza Holdings Co. Ltd.	58,700	399,163
	Allied Telesis Holdings KK	36,900	23,369
	Almado, Inc.	10,400	97,291
#	Alpen Co. Ltd.	78,674	1,037,000
#	Alpha Corp.	33,700	320,441
	Alpha Systems, Inc.	13,920	280,409
*	AlphaPolis Co. Ltd.	4,500	54,811
	Alps Alpine Co. Ltd.	891,204	8,044,688
	Alps Logistics Co. Ltd.	36,400	738,773
#	Altech Corp.	90,910	1,583,452
	Amada Co. Ltd.	1,035,300	11,307,612
	Amano Corp.	192,700	4,634,680
	Amiyaki Tei Co. Ltd.	15,100	605,050
#	Amuse, Inc.	37,000	377,479
	Amvis Holdings, Inc.	152,800	2,084,645
	ANA Holdings, Inc.	130,900	2,486,053
#	Anabuki Kosan, Inc.	12,300	169,677
	Anest Iwata Corp.	140,700	1,200,656
	Anicom Holdings, Inc.	239,100	900,620
*	Anrakutei Co. Ltd.	2,100	93,157
	Anritsu Corp.	19,200	146,384
	AOI Electronics Co. Ltd.	20,400	305,822
	AOKI Holdings, Inc.	179,100	1,261,736
	Aoyama Trading Co. Ltd.	206,400	2,119,986
	Aoyama Zaisan Networks Co. Ltd.	91,800	815,073
#	Aozora Bank Ltd.	380,700	5,914,910
	Apaman Co. Ltd.	44,700	134,612
	Arakawa Chemical Industries Ltd.	94,257	655,274
	Arata Corp.	138,000	3,057,528
#	Araya Industrial Co. Ltd.	17,700	455,795
	ARCLANDS Corp.	154,386	1,900,532
	Arcs Co. Ltd.	181,873	3,569,582
	ARE Holdings, Inc.	265,100	3,426,574
	Arealink Co. Ltd.	34,400	676,360
	Argo Graphics, Inc.	55,500	1,423,783
	Arisawa Manufacturing Co. Ltd.	148,400	1,434,764
	Artience Co. Ltd.	177,000	3,280,252
	Artnature, Inc.	90,700	436,414
	Artner Co. Ltd.	14,900	205,246
	As One Corp.	159,960	2,635,385
	Asahi Co. Ltd.	82,900	751,747
	Asahi Diamond Industrial Co. Ltd.	224,627	1,307,736
	Asahi Group Holdings Ltd.	387,900	13,269,654
	Asahi Intecc Co. Ltd.	300,400	4,401,666
	Asahi Kasei Corp.	2,876,700	20,056,730
	Asahi Kogyosha Co. Ltd.	72,600	711,910
	Asahi Net, Inc.	60,400	244,390
	Asahi Yukizai Corp.	70,900	2,213,702
#	Asanuma Corp.	64,600	1,535,929
	Asax Co. Ltd.	6,600	31,517
#	Ashimori Industry Co. Ltd.	18,800	292,272
	Asia Pile Holdings Corp.	192,500	1,028,499
	Asics Corp.	176,800	7,578,062

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ASKA Pharmaceutical Holdings Co. Ltd.	123,600	$1,823,547
	ASKUL Corp.	172,900	2,611,186
	Astellas Pharma, Inc.	378,800	3,635,683
	Astena Holdings Co. Ltd.	173,300	542,184
	Asti Corp.	16,699	342,592
#	Asukanet Co. Ltd.	4,200	17,105
	Ateam, Inc.	16,500	65,292
#*	Atsugi Co. Ltd.	69,800	284,180
	Aucnet, Inc.	41,700	686,303
#	Autobacs Seven Co. Ltd.	281,800	2,849,312
	Avant Group Corp.	79,300	646,012
	Avantia Co. Ltd.	15,000	77,829
	Avex, Inc.	120,500	992,090
	Awa Bank Ltd.	178,822	3,046,789
	Axell Corp.	21,500	229,557
	Axial Retailing, Inc.	327,600	2,189,479
	Axxzia, Inc.	34,700	195,266
	Azbil Corp.	216,700	6,052,431
	AZ-COM MARUWA Holdings, Inc.	184,000	1,410,119
	AZOOM Co. Ltd.	3,500	119,954
	Bandai Namco Holdings, Inc.	386,100	7,214,346
	Bando Chemical Industries Ltd.	155,200	1,756,594
	Bank of Iwate Ltd.	74,300	1,157,183
#	Bank of Kochi Ltd.	16,800	97,805
#	Bank of Nagoya Ltd.	59,899	2,674,783
	Bank of Saga Ltd.	66,180	919,457
#	Bank of the Ryukyus Ltd.	263,800	1,971,537
	Base Co. Ltd.	24,700	547,018
*	baudroie, Inc.	3,500	74,694
	BayCurrent Consulting, Inc.	310,600	6,611,793
#	Beauty Garage, Inc.	32,200	396,768
	Beenos, Inc.	46,500	622,220
	Belc Co. Ltd.	54,538	2,602,733
	Bell System24 Holdings, Inc.	155,300	1,525,882
	Belluna Co. Ltd.	243,100	978,855
#*	Bengo4.com, Inc.	30,400	554,998
	Bewith, Inc.	5,500	66,227
	Bic Camera, Inc.	300,000	2,913,080
	BIPROGY, Inc.	282,200	8,209,595
	B-Lot Co. Ltd.	32,900	211,172
	BML, Inc.	123,400	2,279,307
#	Bookoff Group Holdings Ltd.	42,000	452,500
	Bourbon Corp.	2,800	42,056
	Br Holdings Corp.	123,800	280,114
#	BrainPad, Inc.	59,900	457,947
	Bridgestone Corp.	863,500	38,103,648
#	Broadband Tower, Inc.	50,000	65,513
#	Broadmedia Corp.	11,659	99,129
	Brother Industries Ltd.	518,400	9,169,956
	Bunka Shutter Co. Ltd.	243,600	2,625,455
#	Bushiroad, Inc.	3,900	9,142
	Business Brain Showa-Ota, Inc.	19,900	256,399
	Business Engineering Corp.	14,800	330,932
#	BuySell Technologies Co. Ltd.	11,600	201,667
	C Uyemura & Co. Ltd.	18,800	1,230,584
	CAC Holdings Corp.	43,200	541,675
	Calbee, Inc.	236,000	5,154,609
	Canon Electronics, Inc.	89,600	1,278,809
	Canon Marketing Japan, Inc.	150,000	4,121,604

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Canon, Inc., Sponsored ADR	53,108	$1,430,730
	Canon, Inc.	439,434	11,893,409
	Capcom Co. Ltd.	661,600	10,891,547
	Career Design Center Co. Ltd.	13,100	150,378
#	Careerlink Co. Ltd.	27,900	442,325
#	Carenet, Inc.	33,700	121,851
	Carlit Holdings Co. Ltd.	83,400	606,870
#	Casa, Inc.	5,100	26,982
	Casio Computer Co. Ltd.	412,900	3,439,983
#*	CAVE Interactive Co. Ltd.	15,900	151,070
#	Cawachi Ltd.	72,600	1,310,186
#	C’BON COSMETICS Co. Ltd.	2,100	18,629
#	CDS Co. Ltd.	5,000	56,586
	CE Holdings Co. Ltd.	2,700	9,705
#	CellSource Co. Ltd.	1,700	16,761
#	Celsys, Inc.	190,800	1,003,827
#	Central Automotive Products Ltd.	37,300	1,365,369
	Central Glass Co. Ltd.	132,500	2,352,968
	Central Japan Railway Co.	313,200	7,162,250
	Central Security Patrols Co. Ltd.	33,100	561,907
#	Central Sports Co. Ltd.	22,200	344,122
#	Ceres, Inc.	19,200	205,545
#	Change Holdings, Inc.	148,500	1,111,883
	Charm Care Corp. KK	61,900	587,866
	Chiba Bank Ltd.	1,035,363	8,745,776
	Chiba Kogyo Bank Ltd.	212,000	1,457,251
#	Chikaranomoto Holdings Co. Ltd.	43,800	469,957
	Chilled & Frozen Logistics Holdings Co. Ltd.	59,300	1,251,830
*	CHIMNEY Co. Ltd.	7,500	61,178
#	Chino Corp.	30,600	550,108
	Chiyoda Co. Ltd.	88,200	492,335
*	Chiyoda Corp.	380,300	1,048,666
	Chiyoda Integre Co. Ltd.	56,400	996,963
#	Chofu Seisakusho Co. Ltd.	88,200	1,275,095
	Chori Co. Ltd.	48,100	1,073,252
#	Choushimaru Co. Ltd.	6,100	76,447
	Chubu Electric Power Co., Inc.	596,400	7,655,364
	Chubu Shiryo Co. Ltd.	131,198	1,003,083
	Chudenko Corp.	152,700	3,081,097
#	Chuetsu Pulp & Paper Co. Ltd.	48,611	523,922
	Chugai Pharmaceutical Co. Ltd.	439,200	13,968,247
#	Chugai Ro Co. Ltd.	25,600	542,893
	Chugin Financial Group, Inc.	490,700	4,132,289
	Chugoku Electric Power Co., Inc.	525,100	3,604,916
#	Chugoku Marine Paints Ltd.	139,900	1,830,917
	Chuo Gyorui Co. Ltd.	3,800	78,123
#	Chuo Spring Co. Ltd.	77,869	531,096
	CI Takiron Corp.	157,200	651,436
	Citizen Watch Co. Ltd.	984,650	6,541,014
	CKD Corp.	138,300	2,584,690
	CK-San-Etsu Co. Ltd.	14,700	369,044
	Cleanup Corp.	123,900	590,296
	CMK Corp.	239,700	915,909
	Coca-Cola Bottlers Japan Holdings, Inc.	439,452	6,152,568
	COLOPL, Inc.	147,800	571,229
#	Colowide Co. Ltd.	271,300	3,696,122
	Computer Engineering & Consulting Ltd.	89,000	1,024,368
#	Computer Institute of Japan Ltd.	143,970	420,042
	COMSYS Holdings Corp.	265,094	6,205,197

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Comture Corp.	96,700	$1,184,251
	Concordia Financial Group Ltd.	2,210,511	11,910,531
*	COOKPAD, Inc.	71,300	71,995
	Copro-Holdings Co. Ltd.	13,100	130,664
*	Core Concept Technologies, Inc.	5,700	82,630
	Core Corp.	17,200	211,202
	Corona Corp.	62,900	383,381
	Cosel Co. Ltd.	101,300	944,241
	Cosmo Energy Holdings Co. Ltd.	265,800	12,706,694
	Cosmos Initia Co. Ltd.	43,100	235,835
	Cosmos Pharmaceutical Corp.	35,900	3,302,586
#	Cota Co. Ltd.	60,381	541,144
#	CRE, Inc.	25,500	230,860
	Create Medic Co. Ltd.	3,300	20,597
	Create Restaurants Holdings, Inc.	449,100	3,094,968
	Create SD Holdings Co. Ltd.	100,300	2,167,611
	Credit Saison Co. Ltd.	630,000	11,629,266
	Creek & River Co. Ltd.	52,200	547,991
	Cresco Ltd.	67,300	854,819
	Cross Cat Co. Ltd.	9,600	79,445
	Cross Marketing Group, Inc.	18,400	57,720
*	CrowdWorks, Inc.	13,200	112,306
	CTI Engineering Co. Ltd.	60,600	1,842,221
	CTS Co. Ltd.	102,900	482,153
	Cube System, Inc.	17,900	125,481
	Curves Holdings Co. Ltd.	199,600	937,452
#*	Cyber Security Cloud, Inc.	17,700	299,636
	CyberAgent, Inc.	562,000	3,501,577
	Cybozu, Inc.	112,900	1,142,746
	Dai Nippon Printing Co. Ltd.	310,000	9,029,093
	Dai Nippon Toryo Co. Ltd.	105,500	795,490
	Daicel Corp.	1,119,200	10,395,235
	Dai-Dan Co. Ltd.	126,200	2,236,366
	Daido Kogyo Co. Ltd.	33,200	150,758
	Daido Metal Co. Ltd.	182,538	717,334
	Daido Steel Co. Ltd.	585,200	6,452,710
	Daifuku Co. Ltd.	297,500	6,093,932
#	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	753,225
	Daihen Corp.	29,300	1,781,069
#	Daiho Corp.	25,900	542,522
	Dai-Ichi Cutter Kogyo KK	29,400	283,695
	Daiichi Jitsugyo Co. Ltd.	91,300	1,198,703
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	93,300	561,336
	Dai-ichi Life Holdings, Inc.	588,988	13,641,571
	Daiichi Sankyo Co. Ltd.	171,000	5,755,464
	Daiichikosho Co. Ltd.	244,354	2,852,197
	Daiken Medical Co. Ltd.	65,400	228,517
	Daiki Aluminium Industry Co. Ltd.	172,800	1,458,515
#	Daiki Axis Co. Ltd.	21,800	97,979
	Daikin Industries Ltd.	222,000	30,301,066
#	Daikoku Denki Co. Ltd.	20,300	464,997
	Daikokutenbussan Co. Ltd.	21,600	1,104,420
	Daikyonishikawa Corp.	194,400	892,557
	Dainichi Co. Ltd.	37,800	166,437
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	1,093,046
#	Daio Paper Corp.	402,000	2,878,124
	Daiseki Co. Ltd.	146,790	2,789,741
	Daiseki Eco. Solution Co. Ltd.	15,200	84,473
	Daishi Hokuetsu Financial Group, Inc.	187,724	5,380,613

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daishinku Corp.	168,000	$900,594
	Daisue Construction Co. Ltd.	44,600	455,291
	Daito Bank Ltd.	5,100	23,038
	Daito Pharmaceutical Co. Ltd.	72,249	1,153,527
	Daito Trust Construction Co. Ltd.	112,300	12,037,923
	Daitron Co. Ltd.	44,900	958,744
	Daiwa House Industry Co. Ltd.	1,074,700	30,240,875
	Daiwa Industries Ltd.	108,100	1,098,297
	Daiwa Securities Group, Inc.	1,847,400	13,576,649
	Daiwabo Holdings Co. Ltd.	442,200	7,681,043
	DCM Holdings Co. Ltd.	569,780	5,275,195
#*	DD GROUP Co. Ltd.	42,000	338,096
	Dear Life Co. Ltd.	168,600	1,096,061
	Delica Foods Holdings Co. Ltd.	14,600	53,745
#*	Demae-Can Co. Ltd.	95,600	164,909
*	DeNA Co. Ltd.	308,000	3,106,530
	Denka Co. Ltd.	392,700	5,818,839
#	Densan System Holdings Co. Ltd.	26,800	471,431
	Denso Corp.	786,400	13,402,708
	Dentsu Group, Inc.	242,000	6,546,867
	Dentsu Soken, Inc.	105,600	3,498,321
	Denyo Co. Ltd.	75,900	1,140,927
	Dexerials Corp.	213,500	7,996,992
	DIC Corp.	374,184	6,993,340
	Digital Arts, Inc.	50,800	1,362,328
	Digital Hearts Holdings Co. Ltd.	56,200	342,199
#	Digital Holdings, Inc.	48,000	331,350
	Digital Information Technologies Corp.	39,900	440,286
	Dip Corp.	136,000	2,298,423
	Direct Marketing MiX, Inc.	40,200	65,708
	Disco Corp.	86,000	24,496,731
	DKK Co. Ltd.	45,200	602,091
	DKS Co. Ltd.	35,953	745,596
	DMG Mori Co. Ltd.	465,300	12,438,641
	DMS, Inc.	1,300	14,623
	DMW Corp.	900	21,281
	Doshisha Co. Ltd.	89,300	1,230,874
	Double Standard, Inc.	23,400	263,773
	Doutor Nichires Holdings Co. Ltd.	129,423	1,733,164
	Dowa Holdings Co. Ltd.	256,900	9,620,133
	DTS Corp.	174,600	4,763,209
	Duskin Co. Ltd.	173,800	3,612,937
	DyDo Group Holdings, Inc.	71,200	1,232,378
	Eagle Industry Co. Ltd.	113,500	1,316,529
	East Japan Railway Co.	397,100	7,278,431
	EAT & Holdings Co. Ltd.	24,700	310,975
	Ebara Corp.	185,200	15,266,781
	Ebara Foods Industry, Inc.	11,300	205,446
	Ebara Jitsugyo Co. Ltd.	27,400	586,473
	Ebase Co. Ltd.	55,300	236,589
	Eco’s Co. Ltd.	39,100	581,462
#	EDION Corp.	394,800	4,078,599
#	EF-ON, Inc.	76,539	207,115
	eGuarantee, Inc.	99,000	1,082,016
#	E-Guardian, Inc.	8,154	71,518
#	Ehime Bank Ltd.	152,198	1,134,942
#	Eidai Co. Ltd.	108,100	179,901
	Eiken Chemical Co. Ltd.	134,200	1,706,575
	Eisai Co. Ltd.	96,000	3,942,626

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eizo Corp.	77,800	$2,499,848
	EJ Holdings, Inc.	40,500	475,875
	Elan Corp.	142,500	818,033
	Elecom Co. Ltd.	145,100	1,373,157
#	Electric Power Development Co. Ltd.	259,700	4,411,521
	Elematec Corp.	79,806	973,963
	EM Systems Co. Ltd.	58,800	246,963
	en Japan, Inc.	49,700	826,260
	Endo Lighting Corp.	60,900	551,066
	ENEOS Holdings, Inc.	9,494,520	43,866,687
#	Enomoto Co. Ltd.	24,600	247,248
#	Enplas Corp.	16,500	893,786
	Entrust, Inc.	18,200	95,647
#	Envipro Holdings, Inc.	47,200	155,769
#*	eRex Co. Ltd.	93,300	489,206
	ERI Holdings Co. Ltd.	6,200	88,632
#	ES-Con Japan Ltd.	122,300	805,421
	Eslead Corp.	40,700	876,929
	ESPEC Corp.	68,000	1,270,342
	Exedy Corp.	149,100	2,729,830
	EXEO Group, Inc.	640,295	6,978,727
	Ezaki Glico Co. Ltd.	134,600	3,474,829
	F&M Co. Ltd.	23,100	318,324
	FALCO HOLDINGS Co. Ltd.	45,000	634,537
	Fancl Corp.	221,616	2,588,392
	FANUC Corp.	192,866	5,712,553
#	Fast Fitness Japan, Inc.	24,500	164,700
	Fast Retailing Co. Ltd.	122,600	32,056,101
	FCC Co. Ltd.	183,200	2,606,724
*	FDK Corp.	5,000	23,943
	Feed One Co. Ltd.	119,448	779,328
	Felissimo Corp.	5,200	29,940
	Fenwal Controls of Japan Ltd.	800	8,418
	Ferrotec Holdings Corp.	222,800	4,230,202
#	Fibergate, Inc.	33,600	237,443
	FIDEA Holdings Co. Ltd.	88,140	855,533
	Financial Partners Group Co. Ltd.	230,900	3,235,807
	FINDEX, Inc.	68,000	441,810
*	Fintech Global, Inc.	475,300	259,608
	First Bank of Toyama Ltd.	38,400	226,188
	First Brothers Co. Ltd.	4,400	35,264
#	First Juken Co. Ltd.	11,400	77,412
	First-Corp., Inc.	27,500	150,802
#	Fixstars Corp.	90,800	1,132,554
	FJ Next Holdings Co. Ltd.	92,500	799,556
	Focus Systems Corp.	27,600	213,155
	Food & Life Cos. Ltd.	390,300	7,376,994
#	Forum Engineering, Inc.	47,300	282,304
	Forval Corp.	2,600	21,443
	Foster Electric Co. Ltd.	101,710	805,852
	FP Corp.	198,300	3,190,722
	FP Partner, Inc.	4,500	143,308
#	France Bed Holdings Co. Ltd.	125,500	961,217
#	Freebit Co. Ltd.	55,800	507,850
	Freund Corp.	10,900	56,894
	Frontier Management, Inc.	13,900	134,058
#	F-Tech, Inc.	43,300	198,449
	FTGroup Co. Ltd.	48,500	379,621
	Fudo Tetra Corp.	74,720	1,107,030

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Fuji Corp.	340,500	$5,393,127
	Fuji Corp. Ltd.	115,755	546,165
	Fuji Electric Co. Ltd.	256,700	15,967,740
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	80,230
#	Fuji Kosan Co. Ltd.	5,800	66,008
	Fuji Kyuko Co. Ltd.	84,000	1,793,415
	Fuji Media Holdings, Inc.	171,400	2,037,159
	Fuji Nihon Seito Corp.	5,400	33,354
#	Fuji Oil Co. Ltd.	206,100	626,958
	Fuji Oil Holdings, Inc.	205,200	3,020,138
#	Fuji Pharma Co. Ltd.	58,800	592,489
	Fuji Seal International, Inc.	200,707	2,578,963
	Fuji Soft, Inc.	79,800	3,122,877
#	Fujibo Holdings, Inc.	50,500	1,334,886
	Fujicco Co. Ltd.	93,100	1,120,919
	FUJIFILM Holdings Corp.	569,025	12,104,571
	Fujikura Composites, Inc.	108,700	1,009,415
	Fujikura Kasei Co. Ltd.	105,200	311,098
	Fujikura Ltd.	1,255,700	21,578,345
	Fujimi, Inc.	107,500	2,331,646
	Fujimori Kogyo Co. Ltd.	78,000	2,110,631
*	Fujio Food Group, Inc.	9,600	87,751
	Fujisash Co. Ltd.	210,500	121,384
	Fujishoji Co. Ltd.	33,700	268,946
*	Fujita Kanko, Inc.	17,700	744,775
#	Fujitsu General Ltd.	230,400	2,972,003
	Fujitsu Ltd.	1,920,290	29,664,911
	Fujiya Co. Ltd.	43,500	684,252
#	FuKoKu Co. Ltd.	43,300	514,985
	Fukuda Corp.	29,500	1,024,762
	Fukuda Denshi Co. Ltd.	58,300	2,417,467
	Fukui Bank Ltd.	93,842	1,130,156
	Fukui Computer Holdings, Inc.	39,500	615,516
	Fukuoka Financial Group, Inc.	337,756	8,971,648
	Fukushima Galilei Co. Ltd.	56,800	2,271,131
	Fukuyama Transporting Co. Ltd.	108,000	2,609,593
	FULLCAST Holdings Co. Ltd.	85,300	817,648
	Fumakilla Ltd.	16,801	125,253
	Funai Soken Holdings, Inc.	139,620	2,112,333
	Furukawa Battery Co. Ltd.	63,100	418,016
	Furukawa Co. Ltd.	173,200	2,195,521
	Furukawa Electric Co. Ltd.	337,088	7,217,341
	Furuno Electric Co. Ltd.	108,000	1,435,209
	Furuya Metal Co. Ltd.	17,900	1,252,033
#	Furyu Corp.	98,400	749,660
	Fuso Chemical Co. Ltd.	112,500	2,889,369
#	Fuso Pharmaceutical Industries Ltd.	26,998	382,795
	Futaba Corp.	185,000	543,946
	Futaba Industrial Co. Ltd.	267,500	1,568,745
	Future Corp.	213,800	2,156,892
	Fuyo General Lease Co. Ltd.	98,500	8,447,318
	G-7 Holdings, Inc.	134,000	1,185,077
#*	GA Technologies Co. Ltd.	41,500	348,708
	Gakken Holdings Co. Ltd.	141,700	823,570
	Gakkyusha Co. Ltd.	29,000	399,994
	Gakujo Co. Ltd.	34,700	382,958
	Gecoss Corp.	62,449	408,220
	Genki Sushi Co. Ltd.	55,800	1,048,067
	Genky DrugStores Co. Ltd.	40,800	1,495,594

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Geo Holdings Corp.	168,800	$2,122,997
#	Gift Holdings, Inc.	28,100	532,561
#*	giftee, Inc.	50,800	379,073
	Giken Ltd.	29,500	366,192
#	GL Sciences, Inc.	27,500	489,037
#	Global Security Experts, Inc.	1,700	47,865
	GLOBERIDE, Inc.	110,398	1,405,144
	Glory Ltd.	194,745	3,508,965
#	GMO Financial Gate, Inc.	14,500	645,132
	GMO Financial Holdings, Inc.	171,000	817,923
	GMO GlobalSign Holdings KK	15,700	267,252
	GMO internet group, Inc.	255,900	4,201,657
	GMO Payment Gateway, Inc.	84,200	3,851,404
*	GNI Group Ltd.	176,600	2,770,919
	Godo Steel Ltd.	53,900	1,806,998
*	Gokurakuyu Holdings Co. Ltd.	39,100	99,544
	Goldcrest Co. Ltd.	79,030	1,273,904
#	Goldwin, Inc.	56,000	3,396,763
	Grandy House Corp.	68,500	263,320
	Gree, Inc.	183,500	541,791
	Greens Co. Ltd.	24,500	345,711
	gremz, Inc.	34,300	461,673
	GS Yuasa Corp.	343,499	6,480,945
	GSI Creos Corp.	41,400	590,300
	G-Tekt Corp.	110,089	1,502,013
	Gun-Ei Chemical Industry Co. Ltd.	21,600	479,741
	GungHo Online Entertainment, Inc.	182,018	2,675,941
	Gunma Bank Ltd.	1,284,301	7,816,458
	Gunze Ltd.	76,400	2,589,522
#	H.U. Group Holdings, Inc.	224,000	3,405,058
	H2O Retailing Corp.	430,360	4,862,742
#	HABA Laboratories, Inc.	8,500	108,483
	Hachijuni Bank Ltd.	1,475,973	9,846,115
#	Hagihara Industries, Inc.	45,500	449,581
	Hagiwara Electric Holdings Co. Ltd.	36,100	992,260
	Hagoromo Foods Corp.	1,500	30,860
#	Hakudo Co. Ltd.	26,600	476,521
	Hakuhodo DY Holdings, Inc.	747,600	6,953,646
	Hakuto Co. Ltd.	44,400	1,533,211
	Halows Co. Ltd.	50,800	1,489,264
	Hamakyorex Co. Ltd.	92,100	2,270,560
	Hamamatsu Photonics KK	185,600	6,800,694
	Hamee Corp.	12,200	89,873
	Hankyu Hanshin Holdings, Inc.	370,300	9,708,612
	Hanwa Co. Ltd.	166,600	6,410,167
	Happinet Corp.	75,400	1,460,364
	Hard Off Corp. Co. Ltd.	44,600	490,529
#	Harima Chemicals Group, Inc.	71,300	404,336
#	Harmonic Drive Systems, Inc.	46,900	1,171,317
	Haseko Corp.	1,187,700	14,348,906
	Hazama Ando Corp.	766,680	5,716,407
	Heiwa Corp.	261,700	3,278,315
	Heiwa Real Estate Co. Ltd.	124,400	3,439,170
	Heiwado Co. Ltd.	137,096	2,114,007
#	Helios Techno Holding Co. Ltd.	4,600	13,921
*	Hennge KK	61,600	398,980
	Hibino Corp.	2,500	31,723
	Hibiya Engineering Ltd.	90,800	1,709,503
	Hiday Hidaka Corp.	24,300	431,932

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hikari Tsushin, Inc.	18,200	$2,957,896
	HI-LEX Corp.	98,800	967,855
	Himacs Ltd.	2,700	23,704
#	Himaraya Co. Ltd.	21,000	121,712
*	Hino Motors Ltd.	719,896	2,101,499
#	Hioki EE Corp.	36,300	1,447,556
	Hirakawa Hewtech Corp.	50,200	430,692
*	Hiramatsu, Inc.	29,800	50,148
	Hirano Tecseed Co. Ltd.	34,700	436,028
#	Hirata Corp.	35,700	1,597,165
	Hirogin Holdings, Inc.	1,020,700	7,345,330
#	Hirose Electric Co. Ltd.	67,725	7,188,722
*	Hirose Tusyo, Inc.	3,400	71,501
	Hiroshima Gas Co. Ltd.	109,500	266,306
#*	HIS Co. Ltd.	102,800	1,142,245
	Hisaka Works Ltd.	91,800	626,791
	Hisamitsu Pharmaceutical Co., Inc.	93,900	2,278,166
	Hitachi Construction Machinery Co. Ltd.	334,700	9,559,795
	Hitachi Ltd.	1,078,385	99,492,520
#	Hitachi Ltd., ADR	52,496	9,685,512
	Hitachi Zosen Corp.	820,700	6,352,125
#	Hito Communications Holdings, Inc.	28,300	180,016
	Hochiki Corp.	62,800	964,965
	Hodogaya Chemical Co. Ltd.	27,700	816,668
	Hogy Medical Co. Ltd.	86,200	2,037,104
#	Hokkaido Electric Power Co., Inc.	510,800	3,629,597
	Hokkaido Gas Co. Ltd.	41,200	803,558
	Hokkan Holdings Ltd.	49,800	570,483
#	Hokko Chemical Industry Co. Ltd.	104,100	1,032,179
	Hokkoku Financial Holdings, Inc.	111,800	3,588,924
#	Hokuetsu Corp.	596,995	5,034,946
#	Hokuetsu Industries Co. Ltd.	95,300	1,220,760
#	Hokuhoku Financial Group, Inc.	693,510	8,507,249
	Hokuriku Electric Industry Co. Ltd.	33,000	284,257
#	Hokuriku Electric Power Co.	504,800	2,953,246
#	Hokuriku Electrical Construction Co. Ltd.	27,820	210,510
	Hokuto Corp.	67,076	777,755
#	Honda Motor Co. Ltd., Sponsored ADR	460,628	15,656,746
	Honda Motor Co. Ltd.	3,092,769	35,188,217
	H-One Co. Ltd.	139,505	612,520
	Honeys Holdings Co. Ltd.	85,830	924,343
	Hoosiers Holdings Co. Ltd.	135,200	934,895
	Horiba Ltd.	111,800	10,846,735
	Hoshizaki Corp.	58,100	2,002,050
	Hosiden Corp.	266,600	3,328,933
	Hosokawa Micron Corp.	59,400	1,660,288
	Hotland Co. Ltd.	44,100	604,671
	House Foods Group, Inc.	157,400	3,101,222
#	Howa Machinery Ltd.	36,700	184,347
	Hoya Corp.	320,800	37,193,492
	HS Holdings Co. Ltd.	63,158	384,979
	Hulic Co. Ltd.	907,317	8,360,612
	Hyakugo Bank Ltd.	1,067,698	4,390,997
	Hyakujushi Bank Ltd.	110,100	2,017,039
#	I K K Holdings, Inc.	30,900	152,493
	Ibiden Co. Ltd.	229,605	8,728,084
#	IBJ, Inc.	91,200	313,969
	Ichibanya Co. Ltd.	123,460	852,438
	Ichigo, Inc.	96,100	258,861

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ichiken Co. Ltd.	28,500	$433,066
	Ichikoh Industries Ltd.	204,000	690,418
	Ichimasa Kamaboko Co. Ltd.	1,700	8,081
	Ichinen Holdings Co. Ltd.	115,572	1,269,565
	Ichiyoshi Securities Co. Ltd.	104,900	543,869
	Icom, Inc.	38,300	775,064
	ID Holdings Corp.	51,225	473,574
	IDEA Consultants, Inc.	2,900	43,821
	Idec Corp.	149,800	2,644,143
	Idemitsu Kosan Co. Ltd.	2,983,055	20,210,547
	IDOM, Inc.	402,100	3,565,814
#	IG Port, Inc.	4,700	124,064
	IHI Corp.	305,200	7,307,753
	Iida Group Holdings Co. Ltd.	408,095	5,209,703
	Iino Kaiun Kaisha Ltd.	400,300	3,217,670
	I’ll, Inc.	28,900	494,128
	Imagica Group, Inc.	79,899	306,376
	Imasen Electric Industrial	43,200	173,615
	i-mobile Co. Ltd.	97,600	243,800
	Imuraya Group Co. Ltd.	21,800	338,716
	Inaba Denki Sangyo Co. Ltd.	169,400	3,952,193
	Inaba Seisakusho Co. Ltd.	49,800	567,754
	Inabata & Co. Ltd.	215,200	4,386,837
	Inageya Co. Ltd.	6,100	49,323
#	I-NE Co. Ltd.	23,200	261,672
	Ines Corp.	82,300	827,217
	I-Net Corp.	61,310	788,120
	Infocom Corp.	104,700	1,791,580
	INFRONEER Holdings, Inc.	727,808	6,445,231
	Innotech Corp.	64,600	754,152
	Inpex Corp.	1,938,500	29,038,337
	Insource Co. Ltd.	201,796	980,489
	Intage Holdings, Inc.	32,000	296,920
	Integrated Design & Engineering Holdings Co. Ltd.	69,800	2,070,879
	Intelligent Wave, Inc.	20,400	147,119
	Inter Action Corp.	35,700	349,419
	Internet Initiative Japan, Inc.	390,600	6,608,550
#	Inui Global Logistics Co. Ltd.	40,500	282,688
	I-PEX, Inc.	62,300	700,307
#	IPS, Inc.	18,401	269,717
#	IR Japan Holdings Ltd.	35,200	266,265
	Iriso Electronics Co. Ltd.	80,614	1,576,383
	I’rom Group Co. Ltd.	22,100	252,725
	ISB Corp.	38,300	312,071
#	Ise Chemicals Corp.	7,800	918,200
#	Iseki & Co. Ltd.	84,100	549,046
	Isetan Mitsukoshi Holdings Ltd.	500,540	7,030,164
	Ishihara Chemical Co. Ltd.	8,100	91,103
	Ishihara Sangyo Kaisha Ltd.	173,700	2,012,195
#	Ishii Iron Works Co. Ltd.	1,800	31,340
#	Ishizuka Glass Co. Ltd.	6,599	113,371
*	Istyle, Inc.	232,600	777,393
	Isuzu Motors Ltd.	1,988,107	25,194,978
	Itfor, Inc.	84,600	733,132
#	ITmedia, Inc.	37,200	427,392
#	Ito En Ltd.	203,396	4,935,454
#	ITOCHU Corp.	423,300	19,097,066
	Itochu Enex Co. Ltd.	290,300	2,809,814
	Itochu-Shokuhin Co. Ltd.	24,300	1,149,213

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Itoham Yonekyu Holdings, Inc.	107,369	$2,801,894
	Itoki Corp.	211,500	2,526,623
	IwaiCosmo Holdings, Inc.	96,600	1,418,346
	Iwaki Co. Ltd.	20,400	329,009
	Iwatani Corp.	226,900	12,883,947
	Iwatsuka Confectionery Co. Ltd.	1,000	16,511
	Iyogin Holdings, Inc.	1,024,157	7,816,170
	Izumi Co. Ltd.	145,900	3,389,618
	J Front Retailing Co. Ltd.	994,301	8,659,206
	J Trust Co. Ltd.	127,319	362,297
	JAC Recruitment Co. Ltd.	288,800	1,391,640
	Jaccs Co. Ltd.	125,000	4,492,112
*	Jade Group, Inc.	33,300	323,151
	JAFCO Group Co. Ltd.	282,300	3,185,927
#	JALCO Holdings, Inc.	10,400	23,040
#*	Jamco Corp.	9,900	68,280
	JANOME Corp.	88,199	373,202
	Japan Airlines Co. Ltd.	448,900	7,953,951
	Japan Airport Terminal Co. Ltd.	135,983	4,805,530
#	Japan Aviation Electronics Industry Ltd.	260,800	4,189,784
	Japan Business Systems, Inc.	10,100	81,039
	Japan Cash Machine Co. Ltd.	63,200	542,011
#*	Japan Communications, Inc.	746,000	936,076
#	Japan Electronic Materials Corp.	42,700	693,149
	Japan Elevator Service Holdings Co. Ltd.	252,400	3,922,448
	Japan Exchange Group, Inc.	734,700	17,207,050
	Japan Foundation Engineering Co. Ltd.	94,400	305,415
#*	Japan Hospice Holdings, Inc.	13,900	125,193
	Japan Investment Adviser Co. Ltd.	41,000	281,887
	Japan Lifeline Co. Ltd.	241,700	1,774,008
	Japan Material Co. Ltd.	225,800	3,185,583
	Japan Medical Dynamic Marketing, Inc.	83,441	356,170
	Japan Oil Transportation Co. Ltd.	8,479	148,972
	Japan Petroleum Exploration Co. Ltd.	85,800	3,619,323
	Japan Post Bank Co. Ltd.	681,300	6,915,405
	Japan Post Holdings Co. Ltd.	1,043,700	10,022,962
	Japan Post Insurance Co. Ltd.	231,300	4,342,444
	Japan Property Management Center Co. Ltd.	52,300	438,553
	Japan Pulp & Paper Co. Ltd.	48,100	1,671,086
	Japan Pure Chemical Co. Ltd.	2,200	44,620
	Japan Securities Finance Co. Ltd.	434,300	4,402,865
	Japan Steel Works Ltd.	124,400	3,019,665
	Japan System Techniques Co. Ltd.	42,800	455,320
	Japan Tobacco, Inc.	1,389,400	37,377,105
	Japan Transcity Corp.	157,600	725,228
	Japan Wool Textile Co. Ltd.	225,700	1,948,446
#	Jastec Co. Ltd.	35,900	440,673
	JBCC Holdings, Inc.	54,100	1,144,067
	JCR Pharmaceuticals Co. Ltd.	101,600	522,274
	JCU Corp.	109,400	2,611,874
#	JDC Corp.	102,800	336,344
	Jeol Ltd.	161,400	6,394,566
	JFE Holdings, Inc.	1,372,308	20,482,678
	JFE Systems, Inc.	11,700	273,947
	JGC Holdings Corp.	623,000	6,005,203
	Jichodo Co. Ltd.	100	8,575
#*	JIG-SAW, Inc.	16,800	418,302
#*	Jimoto Holdings, Inc.	89,710	259,399
	JINS Holdings, Inc.	55,100	1,157,591

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JINUSHI Co. Ltd.	51,100	$826,519
	JK Holdings Co. Ltd.	69,700	472,560
	J-Lease Co. Ltd.	55,200	437,745
	JM Holdings Co. Ltd.	72,300	1,212,040
	JMS Co. Ltd.	93,240	314,860
#*	Joban Kosan Co. Ltd.	26,499	202,910
	J-Oil Mills, Inc.	98,800	1,238,547
	Joshin Denki Co. Ltd.	79,200	1,277,582
	Joyful Honda Co. Ltd.	87,100	1,238,743
	JP-Holdings, Inc.	266,200	764,950
	JSB Co. Ltd.	29,400	545,221
	JSP Corp.	34,700	511,937
	JTEKT Corp.	702,800	5,440,231
#	Juki Corp.	135,899	462,921
	Juroku Financial Group, Inc.	148,300	4,454,183
	Justsystems Corp.	112,799	1,964,799
	JVCKenwood Corp.	898,370	4,566,808
#	K&O Energy Group, Inc.	65,400	1,410,983
	Kadokawa Corp.	142,805	2,610,213
	Kadoya Sesame Mills, Inc.	8,500	196,724
	Kaga Electronics Co. Ltd.	86,100	3,391,806
	Kagome Co. Ltd.	75,900	1,940,222
	Kajima Corp.	574,400	11,003,828
	Kakaku.com, Inc.	383,800	4,414,680
	Kaken Pharmaceutical Co. Ltd.	101,000	2,195,443
#	Kakiyasu Honten Co. Ltd.	32,400	563,998
#	Kamakura Shinsho Ltd.	47,500	160,325
	Kameda Seika Co. Ltd.	27,000	710,964
	Kamei Corp.	121,400	1,563,274
	Kamigumi Co. Ltd.	279,200	6,029,487
	Kanaden Corp.	71,400	704,748
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	398,822
	Kanamic Network Co. Ltd.	91,900	301,145
#	Kanamoto Co. Ltd.	147,859	2,486,840
	Kandenko Co. Ltd.	474,600	5,294,022
	Kaneka Corp.	196,600	5,092,338
	Kaneko Seeds Co. Ltd.	17,500	158,560
	Kanematsu Corp.	433,200	7,043,752
	Kanemi Co. Ltd.	3,400	68,727
	Kanro, Inc.	17,400	249,646
	Kansai Electric Power Co., Inc.	556,300	8,333,050
#	Kansai Food Market Ltd.	8,300	102,886
	Kansai Paint Co. Ltd.	247,600	3,223,300
	Kanto Denka Kogyo Co. Ltd.	206,218	1,407,267
	Kao Corp.	357,200	14,735,285
*	Kaonavi, Inc.	14,800	135,823
#*	Kappa Create Co. Ltd.	13,000	132,762
#	Kasumigaseki Capital Co. Ltd.	5,900	548,318
	Katakura Industries Co. Ltd.	101,600	1,242,562
	Katitas Co. Ltd.	201,377	2,426,161
	Kato Sangyo Co. Ltd.	83,300	2,415,697
	Kato Works Co. Ltd.	50,926	446,795
	Kawada Technologies, Inc.	84,600	1,610,539
	Kawagishi Bridge Works Co. Ltd.	6,000	168,842
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	578,957
	Kawasaki Heavy Industries Ltd.	335,300	10,380,234
#	Kawasaki Kisen Kaisha Ltd.	631,098	8,892,095
	KDDI Corp.	1,990,100	55,222,842
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,743,143

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keihan Holdings Co. Ltd.	218,100	$4,561,488
	Keihanshin Building Co. Ltd.	116,900	1,171,837
	Keihin Co. Ltd.	9,500	120,303
	Keikyu Corp.	361,700	2,875,319
	Keio Corp.	159,600	3,904,976
	Keisei Electric Railway Co. Ltd.	129,648	4,829,767
#	KEIWA, Inc.	5,600	39,148
	Keiyo Bank Ltd.	503,355	2,474,804
	KEL Corp.	14,100	164,814
	Kenko Mayonnaise Co. Ltd.	53,963	771,403
	Kewpie Corp.	295,400	5,959,442
	Keyence Corp.	47,920	21,073,759
	KeyHolder, Inc.	14,400	87,328
#	KFC Holdings Japan Ltd.	67,500	2,189,276
	KH Neochem Co. Ltd.	138,600	2,128,169
	Kibun Foods, Inc.	28,800	211,183
	Kikkoman Corp.	510,050	6,077,453
#	Kimoto Co. Ltd.	126,000	168,928
	Kimura Chemical Plants Co. Ltd.	58,500	283,385
#	Kimura Unity Co. Ltd.	17,000	197,654
	Kinden Corp.	366,000	6,983,689
#	King Jim Co. Ltd.	9,300	52,460
	Kintetsu Department Store Co. Ltd.	21,600	299,474
	Kintetsu Group Holdings Co. Ltd.	146,400	3,763,734
	Kirin Holdings Co. Ltd.	758,280	11,069,065
	Kissei Pharmaceutical Co. Ltd.	147,200	3,372,928
#	Ki-Star Real Estate Co. Ltd.	46,800	1,134,525
	Kitagawa Corp.	33,581	327,462
#	Kita-Nippon Bank Ltd.	44,600	707,475
	Kitano Construction Corp.	19,600	425,507
	Kitz Corp.	390,200	3,321,287
	Kiyo Bank Ltd.	579,900	6,661,770
#*	KLab, Inc.	106,700	164,448
#*	KNT-CT Holdings Co. Ltd.	38,800	310,855
	Koa Corp.	145,100	1,496,546
#	Koa Shoji Holdings Co. Ltd.	29,400	157,225
	Koatsu Gas Kogyo Co. Ltd.	119,100	653,448
	Kobayashi Pharmaceutical Co. Ltd.	67,200	2,382,235
	Kobe Bussan Co. Ltd.	208,800	4,509,511
#	Kobe Electric Railway Co. Ltd.	15,400	268,113
	Kobe Steel Ltd.	1,264,382	15,432,464
	Koei Tecmo Holdings Co. Ltd.	200,700	1,866,783
	Kohnan Shoji Co. Ltd.	138,800	3,919,771
#	Kohoku Kogyo Co. Ltd.	8,700	112,396
#	Kohsoku Corp.	39,800	552,256
#	Koike Sanso Kogyo Co. Ltd.	3,300	143,298
	Koike-ya, Inc.	3,200	95,849
	Koito Manufacturing Co. Ltd.	564,600	7,594,284
	Kojima Co. Ltd.	187,200	965,735
	Kokuyo Co. Ltd.	333,164	5,691,826
	KOMAIHALTEC, Inc.	2,300	28,962
	Komatsu Ltd.	1,366,000	40,783,498
	Komatsu Matere Co. Ltd.	117,300	562,394
	Komatsu Wall Industry Co. Ltd.	32,800	663,367
	KOMEDA Holdings Co. Ltd.	209,200	3,433,761
#	Komehyo Holdings Co. Ltd.	35,800	843,604
	Komeri Co. Ltd.	154,400	3,743,590
	Komori Corp.	203,913	1,592,837
#	Konaka Co. Ltd.	107,880	268,636

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Konami Group Corp.	142,662	$8,607,842
	Kondotec, Inc.	69,800	565,194
	Konica Minolta, Inc.	1,917,800	6,376,942
	Konishi Co. Ltd.	221,000	1,876,834
	Konoike Transport Co. Ltd.	117,400	1,702,092
#	Konoshima Chemical Co. Ltd.	31,800	308,088
#	Kosaido Holdings Co. Ltd.	282,200	1,302,543
	Kose Corp.	55,400	2,856,649
	Koshidaka Holdings Co. Ltd.	217,924	1,192,197
	Kotobuki Spirits Co. Ltd.	355,600	3,661,458
#*	Kourakuen Holdings Corp.	4,000	31,895
	Kozo Keikaku Engineering, Inc.	9,500	239,558
	KPP Group Holdings Co. Ltd.	132,600	623,746
#	Krosaki Harima Corp.	114,800	2,481,547
	KRS Corp.	58,467	433,265
	K’s Holdings Corp.	763,580	7,329,780
	KU Holdings Co. Ltd.	61,200	447,755
#	Kubota Corp., Sponsored ADR	39,134	3,129,155
	Kubota Corp.	319,200	5,119,880
*	Kufu Co., Inc.	46,700	85,527
	Kumagai Gumi Co. Ltd.	199,100	5,248,907
#	Kumiai Chemical Industry Co. Ltd.	317,665	1,619,076
#	Kura Sushi, Inc.	18,600	577,337
	Kurabo Industries Ltd.	101,014	2,376,980
	Kuraray Co. Ltd.	1,336,000	14,801,698
	Kureha Corp.	257,700	4,594,092
	Kurimoto Ltd.	54,000	1,436,564
	Kurita Water Industries Ltd.	230,500	9,128,740
	Kuriyama Holdings Corp.	65,700	579,419
	Kushikatsu Tanaka Holdings Co.	13,000	139,121
#	Kusuri No. Aoki Holdings Co. Ltd.	196,800	3,669,211
	KYB Corp.	103,100	3,519,721
	Kyocera Corp.	784,020	9,556,137
	Kyodo Printing Co. Ltd.	38,000	790,745
	Kyoei Steel Ltd.	163,200	2,323,360
	Kyokuto Boeki Kaisha Ltd.	45,618	561,595
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,482,301
#	Kyokuto Securities Co. Ltd.	107,143	1,069,248
	Kyokuyo Co. Ltd.	45,200	1,033,753
	Kyorin Pharmaceutical Co. Ltd.	187,100	2,180,158
#	KYORITSU Co. Ltd.	170,500	182,436
#	Kyoritsu Maintenance Co. Ltd.	226,000	4,819,596
	Kyosan Electric Manufacturing Co. Ltd.	174,000	565,209
	Kyoto Financial Group, Inc.	528,244	9,402,299
#	Kyowa Electronic Instruments Co. Ltd.	75,400	203,236
	Kyowa Kirin Co. Ltd.	179,563	3,015,554
	Kyowa Leather Cloth Co. Ltd.	58,800	291,401
	Kyudenko Corp.	188,500	7,823,479
	Kyushu Electric Power Co., Inc.	618,200	5,734,969
	Kyushu Financial Group, Inc.	1,303,648	8,722,772
#	Kyushu Leasing Service Co. Ltd.	3,300	26,821
	Kyushu Railway Co.	215,100	4,628,073
	LA Holdings Co. Ltd.	16,200	486,553
	LAC Co. Ltd.	59,000	302,800
	Lacto Japan Co. Ltd.	44,200	729,894
	Lasertec Corp.	70,500	15,207,226
	LEC, Inc.	93,700	655,966
	Leopalace21 Corp.	701,200	2,320,753
	Life Corp.	109,400	2,732,949

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lifedrink Co., Inc.	19,700	$624,206
#*	LIFENET INSURANCE Co.	84,600	747,001
	LIFULL Co. Ltd.	234,600	245,544
	LIKE, Inc.	37,200	403,328
#	Linical Co. Ltd.	43,100	110,072
	Link & Motivation, Inc.	200,800	636,261
	Lintec Corp.	174,200	3,472,845
	Lion Corp.	719,401	6,451,576
	LITALICO, Inc.	83,200	962,116
	Lixil Corp.	973,819	10,459,516
	Loadstar Capital KK	20,000	430,254
	Look Holdings, Inc.	31,700	600,407
	LY Corp.	2,171,600	5,217,556
	M&A Capital Partners Co. Ltd.	60,400	815,428
	M3, Inc.	449,900	4,759,120
	Mabuchi Motor Co. Ltd.	251,500	3,895,202
	Macnica Holdings, Inc.	214,450	9,455,754
	Macromill, Inc.	176,200	821,481
	Maeda Kosen Co. Ltd.	102,700	2,247,578
	Maezawa Industries, Inc.	54,300	438,868
#	Maezawa Kasei Industries Co. Ltd.	58,900	641,408
	Maezawa Kyuso Industries Co. Ltd.	83,300	677,727
	Makino Milling Machine Co. Ltd.	120,300	4,825,558
	Makita Corp., Sponsored ADR	800	23,112
	Makita Corp.	305,791	8,852,917
	Mammy Mart Corp.	900	30,072
#	Management Solutions Co. Ltd.	37,400	403,819
	Mandom Corp.	144,900	1,195,479
	Mani, Inc.	191,700	2,220,852
	MarkLines Co. Ltd.	45,600	860,694
#	Mars Group Holdings Corp.	34,500	706,532
	Marubeni Corp.	766,859	13,662,627
	Marubun Corp.	92,400	850,334
	Marudai Food Co. Ltd.	94,214	969,507
	Maruha Nichiro Corp.	215,897	4,211,169
	Marui Group Co. Ltd.	440,700	6,731,192
	Maruichi Steel Tube Ltd.	178,400	4,593,527
	MARUKA FURUSATO Corp.	77,376	1,187,748
#	Marumae Co. Ltd.	13,601	164,933
#	Marusan Securities Co. Ltd.	196,300	1,268,653
	Maruwa Co. Ltd.	26,200	5,521,068
	Maruyama Manufacturing Co., Inc.	9,400	146,915
	Maruzen CHI Holdings Co. Ltd.	80,600	168,660
	Maruzen Co. Ltd.	26,400	488,222
	Maruzen Showa Unyu Co. Ltd.	59,000	1,765,155
	Marvelous, Inc.	21,200	90,704
	Matching Service Japan Co. Ltd.	26,400	203,023
	Matsuda Sangyo Co. Ltd.	63,362	1,102,810
#	Matsui Construction Co. Ltd.	79,600	430,393
	Matsui Securities Co. Ltd.	357,600	1,830,380
	MatsukiyoCocokara & Co.	253,155	3,589,922
#	Matsuoka Corp.	10,400	97,677
	Matsuya Co. Ltd.	29,300	166,557
	Matsuyafoods Holdings Co. Ltd.	3,700	131,327
	Max Co. Ltd.	93,700	2,090,884
	Maxell Ltd.	206,842	2,040,758
	Maxvalu Tokai Co. Ltd.	29,700	582,362
	Mazda Motor Corp.	1,749,400	19,802,290
	McDonald’s Holdings Co. Japan Ltd.	94,000	4,134,936

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MCJ Co. Ltd.	373,200	$3,257,871
	Mebuki Financial Group, Inc.	3,064,191	10,839,953
	MEC Co. Ltd.	37,900	994,250
	Media Do Co. Ltd.	35,800	307,435
	Medical Data Vision Co. Ltd.	94,800	347,797
	Medical System Network Co. Ltd.	130,100	521,421
	Medikit Co. Ltd.	1,200	21,452
	Medipal Holdings Corp.	463,300	7,265,952
#	Medius Holdings Co. Ltd.	14,000	68,786
*	Medley, Inc.	27,000	618,894
	MedPeer, Inc.	47,500	205,975
*	Megachips Corp.	58,200	1,349,353
	Megmilk Snow Brand Co. Ltd.	225,400	3,640,163
	Meidensha Corp.	177,200	3,926,561
	Meiho Facility Works Ltd.	12,000	65,955
	Meiji Electric Industries Co. Ltd.	24,300	252,074
	MEIJI Holdings Co. Ltd.	247,040	5,527,361
#	Meiji Shipping Group Co. Ltd.	65,900	325,034
	Meiko Electronics Co. Ltd.	147,900	4,825,497
	Meisei Industrial Co. Ltd.	141,800	1,205,365
	MEITEC Group Holdings, Inc.	334,900	6,245,886
	Meito Sangyo Co. Ltd.	39,700	445,862
#	Meiwa Corp.	106,000	449,555
#	Meiwa Estate Co. Ltd.	36,400	226,414
	Melco Holdings, Inc.	22,500	489,098
#	Members Co. Ltd.	3,700	21,314
	Menicon Co. Ltd.	271,499	2,619,594
#*	Mercari, Inc.	420,600	4,863,344
#	Mercuria Holdings Co. Ltd.	25,300	167,546
#*	MetaReal Corp.	12,000	74,492
	METAWATER Co. Ltd.	60,400	751,365
	Micronics Japan Co. Ltd.	97,900	4,032,849
#	Midac Holdings Co. Ltd.	31,400	282,920
	Mie Kotsu Group Holdings, Inc.	271,000	1,018,385
#	Mikuni Corp.	106,778	291,170
	Milbon Co. Ltd.	58,572	1,151,298
	MIMAKI ENGINEERING Co. Ltd.	87,300	680,564
	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,587,962
	Minebea Mitsumi, Inc.	777,226	14,557,706
	Ministop Co. Ltd.	58,400	571,718
#	Mirai Industry Co. Ltd.	7,300	191,218
	Miraial Co. Ltd.	35,800	336,252
	Mirait One Corp.	359,210	4,385,954
	Mirarth Holdings, Inc.	406,400	1,246,117
	Miroku Jyoho Service Co. Ltd.	79,400	854,070
	MISUMI Group, Inc.	440,500	7,161,586
	Mitani Corp.	141,600	1,494,357
	Mitani Sekisan Co. Ltd.	10,800	395,826
	Mito Securities Co. Ltd.	317,800	1,072,401
	Mitsuba Corp.	160,200	1,470,904
	Mitsubishi Chemical Group Corp.	5,045,660	29,435,707
	Mitsubishi Corp.	1,678,800	38,393,430
	Mitsubishi Electric Corp.	1,152,800	20,093,219
	Mitsubishi Estate Co. Ltd.	625,520	11,462,470
	Mitsubishi Gas Chemical Co., Inc.	554,000	9,802,597
	Mitsubishi HC Capital, Inc.	3,582,670	23,201,524
	Mitsubishi Heavy Industries Ltd.	2,696,200	24,107,025
	Mitsubishi Kakoki Kaisha Ltd.	30,900	760,810
	Mitsubishi Logisnext Co. Ltd.	202,500	1,997,178

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	189,099	$6,273,585
	Mitsubishi Materials Corp.	420,120	8,210,223
	Mitsubishi Motors Corp.	2,382,800	7,550,712
#	Mitsubishi Paper Mills Ltd.	95,100	345,833
	Mitsubishi Pencil Co. Ltd.	67,500	1,029,677
	Mitsubishi Research Institute, Inc.	37,100	1,153,435
	Mitsubishi Shokuhin Co. Ltd.	76,200	2,701,927
	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	571,750
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	940,032	9,353,318
	Mitsubishi UFJ Financial Group, Inc.	7,907,300	78,767,388
	Mitsuboshi Belting Ltd.	94,600	2,901,445
	Mitsui & Co. Ltd., Sponsored ADR	10,054	9,765,249
	Mitsui & Co. Ltd.	703,945	33,983,424
	Mitsui Chemicals, Inc.	356,389	10,143,852
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,583,941
#	Mitsui E&S Co. Ltd.	386,519	4,190,119
	Mitsui Fudosan Co. Ltd.	1,523,700	15,506,789
	Mitsui High-Tec, Inc.	77,100	3,452,224
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	1,224,884
	Mitsui Mining & Smelting Co. Ltd.	237,400	7,444,123
#	Mitsui OSK Lines Ltd.	599,700	19,034,228
	Mitsui-Soko Holdings Co. Ltd.	125,900	3,713,651
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,210,671
	Miura Co. Ltd.	131,400	2,067,351
	MIXI, Inc.	145,500	2,220,598
	Miyaji Engineering Group, Inc.	54,000	1,365,287
	Miyazaki Bank Ltd.	79,500	1,544,617
	Miyoshi Oil & Fat Co. Ltd.	37,645	300,983
	Mizuho Financial Group, Inc.	1,730,496	33,448,943
	Mizuho Leasing Co. Ltd.	828,500	5,918,336
#	Mizuho Medy Co. Ltd.	13,100	276,271
	Mizuno Corp.	94,821	4,602,018
	Mochida Pharmaceutical Co. Ltd.	47,298	954,147
	Modec, Inc.	48,400	954,900
	Monex Group, Inc.	588,700	3,041,749
	Money Partners Group Co. Ltd.	10,500	18,538
	Monogatari Corp.	119,200	3,220,574
#	MonotaRO Co. Ltd.	364,300	4,366,091
#	MORESCO Corp.	24,000	197,179
	Mori-Gumi Co. Ltd.	51,800	110,536
	Morinaga & Co. Ltd.	312,800	5,055,082
	Morinaga Milk Industry Co. Ltd.	421,400	8,257,501
	Moriroku Holdings Co. Ltd.	13,500	231,660
	Morita Holdings Corp.	150,000	1,765,846
	Morito Co. Ltd.	75,500	738,066
	Morozoff Ltd.	19,398	513,562
#	Mortgage Service Japan Ltd.	30,200	92,795
	Mory Industries, Inc.	24,100	1,003,711
	MrMax Holdings Ltd.	113,400	470,550
	MS&AD Insurance Group Holdings, Inc.	955,422	17,177,567
	Mugen Estate Co. Ltd.	57,251	503,540
#	m-up Holdings, Inc.	93,800	619,714
	Murakami Corp.	2,100	62,320
	Murata Manufacturing Co. Ltd.	1,530,060	27,957,498
	Musashi Seimitsu Industry Co. Ltd.	234,700	2,486,965
	Musashino Bank Ltd.	172,701	3,381,714
	Muto Seiko Co.	4,100	48,735
	Mutoh Holdings Co. Ltd.	11,700	162,984
	Nabtesco Corp.	251,000	4,139,476

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	NAC Co. Ltd.	87,800	$295,723
	Nachi-Fujikoshi Corp.	72,764	1,572,865
	Nadex Co. Ltd.	4,600	31,102
	Nafco Co. Ltd.	27,100	495,345
#	Nagano Keiki Co. Ltd.	61,000	915,689
	Nagase & Co. Ltd.	470,200	8,134,619
	Nagase Brothers, Inc.	13,000	154,918
	Nagatanien Holdings Co. Ltd.	43,700	643,932
#	Nagawa Co. Ltd.	6,900	322,247
	Nagoya Railroad Co. Ltd.	312,499	4,076,131
	Naigai Trans Line Ltd.	26,700	426,299
	Nakabayashi Co. Ltd.	109,000	361,007
	Nakamoto Packs Co. Ltd.	18,300	193,321
#	Nakamuraya Co. Ltd.	14,400	286,217
	Nakanishi, Inc.	182,600	2,805,085
	Nakano Corp.	8,100	32,290
	Nakayama Steel Works Ltd.	182,100	1,055,934
#	Namura Shipbuilding Co. Ltd.	114,548	1,428,256
	Nankai Electric Railway Co. Ltd.	238,900	4,159,836
	Nanto Bank Ltd.	167,601	3,221,251
	Narasaki Sangyo Co. Ltd.	13,400	264,293
	Nasu Denki Tekko Co. Ltd.	1,000	67,998
#	Natori Co. Ltd.	29,400	396,380
	NCD Co. Ltd./Shinagawa	7,500	85,217
	NEC Capital Solutions Ltd.	60,900	1,480,976
	NEC Corp.	179,980	13,030,909
	NEC Networks & System Integration Corp.	182,800	3,036,680
	Needs Well, Inc.	17,200	91,157
	NEOJAPAN, Inc.	3,100	29,336
	NET One Systems Co. Ltd.	319,700	5,349,418
	Neturen Co. Ltd.	129,700	868,311
#	New Art Holdings Co. Ltd.	18,600	193,543
#*	New Japan Chemical Co. Ltd.	58,900	62,565
	Nexon Co. Ltd.	180,200	2,809,561
#	Nextage Co. Ltd.	187,100	3,284,872
*	NexTone, Inc.	8,300	61,233
#	NF Holdings Corp.	3,700	28,047
	NGK Insulators Ltd.	745,800	10,159,499
	NH Foods Ltd.	289,599	9,526,708
	NHK Spring Co. Ltd.	875,037	8,868,363
	Nicca Chemical Co. Ltd.	17,100	108,419
	Nice Corp.	28,861	317,840
	Nichia Steel Works Ltd.	139,301	273,095
	Nichias Corp.	327,900	8,987,643
	Nichiban Co. Ltd.	41,400	501,053
	Nichicon Corp.	249,100	2,108,698
	Nichiden Corp.	56,100	903,284
	Nichiha Corp.	123,700	2,884,323
#	Nichimo Co. Ltd.	9,600	126,299
	Nichirei Corp.	389,199	9,744,216
	Nichireki Co. Ltd.	126,400	1,928,310
	Nichirin Co. Ltd.	55,030	1,374,285
	NIDEC Corp.	106,594	4,992,091
	Nifco, Inc.	278,900	6,741,972
	Nihon Chouzai Co. Ltd.	54,848	535,238
	Nihon Dempa Kogyo Co. Ltd.	102,600	838,758
	Nihon Dengi Co. Ltd.	7,200	266,980
	Nihon Denkei Co. Ltd.	30,300	442,116
	Nihon Flush Co. Ltd.	78,400	453,267

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nihon House Holdings Co. Ltd.	175,077	$346,335
	Nihon Kagaku Sangyo Co. Ltd.	54,300	492,995
	Nihon Kohden Corp.	115,100	3,129,389
	Nihon M&A Center Holdings, Inc.	1,196,199	6,547,193
	Nihon Nohyaku Co. Ltd.	198,000	939,620
	Nihon Parkerizing Co. Ltd.	296,200	2,277,813
	Nihon Plast Co. Ltd.	78,471	250,432
	Nihon Tokushu Toryo Co. Ltd.	58,000	514,786
	Nihon Trim Co. Ltd.	10,500	237,100
#	Nihon Yamamura Glass Co. Ltd.	7,600	69,062
#	Niitaka Co. Ltd.	10,200	126,258
	Nikkiso Co. Ltd.	214,300	1,711,440
	Nikko Co. Ltd.	113,400	534,321
	Nikkon Holdings Co. Ltd.	259,300	5,089,569
#	Nikon Corp.	780,300	8,067,775
	Nintendo Co. Ltd.	674,900	32,914,178
	Nippi, Inc.	8,500	289,743
	Nippn Corp.	255,100	3,936,680
	Nippon Air Conditioning Services Co. Ltd.	73,400	419,879
	Nippon Aqua Co. Ltd.	49,400	300,827
#	Nippon Avionics Co. Ltd.	4,700	267,953
	Nippon Beet Sugar Manufacturing Co. Ltd.	85,901	1,079,691
	Nippon Carbide Industries Co., Inc.	39,800	454,394
#	Nippon Carbon Co. Ltd.	35,500	1,251,709
	Nippon Chemical Industrial Co. Ltd.	38,300	586,335
*	Nippon Chemi-Con Corp.	97,400	984,400
	Nippon Coke & Engineering Co. Ltd.	865,949	711,478
	Nippon Concept Corp.	32,900	377,731
	Nippon Concrete Industries Co. Ltd.	270,900	689,145
	Nippon Denko Co. Ltd.	695,450	1,371,568
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,245,488
	Nippon Dry-Chemical Co. Ltd.	6,200	104,119
	Nippon Electric Glass Co. Ltd.	325,401	8,051,753
	Nippon Express Holdings, Inc.	235,676	12,056,789
	Nippon Felt Co. Ltd.	15,100	40,746
	Nippon Filcon Co. Ltd.	10,400	36,189
#	Nippon Fine Chemical Co. Ltd.	43,300	665,419
	Nippon Gas Co. Ltd.	563,800	9,195,130
	Nippon Hume Corp.	106,300	571,769
	Nippon Kayaku Co. Ltd.	381,300	3,105,852
	Nippon Kodoshi Corp.	40,100	520,071
	Nippon Light Metal Holdings Co. Ltd.	323,728	3,841,354
	Nippon Paint Holdings Co. Ltd.	242,600	1,552,886
	Nippon Paper Industries Co. Ltd.	497,702	3,460,307
	Nippon Parking Development Co. Ltd.	959,600	1,177,902
	Nippon Pillar Packing Co. Ltd.	97,200	3,828,663
	Nippon Rietec Co. Ltd.	13,800	114,993
	Nippon Road Co. Ltd.	83,000	994,973
	Nippon Sanso Holdings Corp.	348,000	10,336,436
	Nippon Seiki Co. Ltd.	282,600	2,569,784
	Nippon Seisen Co. Ltd.	41,500	350,287
	Nippon Sharyo Ltd.	38,799	593,711
#*	Nippon Sheet Glass Co. Ltd.	402,200	1,340,687
	Nippon Shinyaku Co. Ltd.	144,194	3,989,888
	Nippon Shokubai Co. Ltd.	395,200	3,756,408
	Nippon Signal Company Ltd.	210,200	1,360,802
	Nippon Soda Co. Ltd.	116,000	4,255,301
#	Nippon Steel Corp.	1,478,279	33,141,392
	Nippon Telegraph & Telephone Corp.	14,775,000	15,952,006

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Thompson Co. Ltd.	383,600	$1,589,577
	Nippon Tungsten Co. Ltd.	9,800	79,492
	Nippon Yakin Kogyo Co. Ltd.	65,009	1,923,289
#	Nippon Yusen KK	768,490	21,817,791
	Nipro Corp.	730,601	5,911,213
	Nishikawa Rubber Co. Ltd.	3,400	42,833
	Nishimatsu Construction Co. Ltd.	157,600	4,556,973
	Nishimatsuya Chain Co. Ltd.	144,900	2,009,357
	Nishimoto Co. Ltd.	18,900	698,060
	Nishi-Nippon Financial Holdings, Inc.	635,914	8,039,503
	Nishi-Nippon Railroad Co. Ltd.	167,000	2,601,697
	Nishio Holdings Co. Ltd.	98,600	2,519,403
	Nissan Chemical Corp.	209,500	7,141,472
	Nissan Motor Co. Ltd.	4,464,800	16,339,843
	Nissan Shatai Co. Ltd.	267,300	1,727,768
#	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	433,168
	Nissei ASB Machine Co. Ltd.	27,200	894,130
	Nissei Plastic Industrial Co. Ltd.	69,200	492,929
	Nissha Co. Ltd.	188,083	2,024,473
	Nisshin Group Holdings Co. Ltd.	147,300	499,819
	Nisshin Oillio Group Ltd.	141,300	4,539,207
	Nisshin Seifun Group, Inc.	445,345	5,809,473
	Nisshinbo Holdings, Inc.	611,941	4,639,130
	Nissin Corp.	62,397	1,234,534
	Nissin Foods Holdings Co. Ltd.	101,625	2,711,917
#	Nisso Holdings Co. Ltd.	56,500	296,773
	Nissui Corp.	1,451,900	8,711,746
	Niterra Co. Ltd.	565,200	18,537,329
	Nitori Holdings Co. Ltd.	93,100	12,459,858
	Nitta Corp.	80,200	2,069,305
#	Nitta Gelatin, Inc.	53,700	244,163
	NITTAN Corp.	52,700	114,991
	Nittetsu Mining Co. Ltd.	73,602	2,313,409
	Nitto Denko Corp.	264,100	21,837,272
	Nitto Fuji Flour Milling Co. Ltd.	3,600	121,163
	Nitto Kogyo Corp.	118,100	3,167,802
	Nitto Kohki Co. Ltd.	51,600	797,483
	Nitto Seiko Co. Ltd.	136,300	532,254
	Nittoc Construction Co. Ltd.	99,449	718,443
	Nittoku Co. Ltd.	25,800	318,489
	NJS Co. Ltd.	22,900	455,296
	Noda Corp.	44,452	314,285
	Noevir Holdings Co. Ltd.	51,900	1,717,235
	NOF Corp.	439,500	5,896,298
	Nohmi Bosai Ltd.	81,800	1,244,995
	Nojima Corp.	412,100	4,923,754
	NOK Corp.	348,900	5,049,291
	Nomura Holdings, Inc.	2,516,598	14,319,396
	Nomura Holdings, Inc., Sponsored ADR	161,535	922,365
#	Nomura Micro Science Co. Ltd.	79,200	2,532,362
	Nomura Real Estate Holdings, Inc.	224,500	6,285,352
	Nomura Research Institute Ltd.	245,385	5,937,798
	Noritake Co. Ltd.	98,400	2,583,143
	Noritsu Koki Co. Ltd.	111,800	2,193,553
	Noritz Corp.	127,200	1,436,421
	North Pacific Bank Ltd.	1,307,500	3,760,331
	Nozawa Corp.	30,300	173,480
	NPC, Inc.	27,000	146,588
	NPR-RIKEN Corp.	133,480	2,455,850

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	NS Solutions Corp.	82,800	$2,696,930
	NS Tool Co. Ltd.	47,200	276,131
	NS United Kaiun Kaisha Ltd.	65,200	1,972,913
	NSD Co. Ltd.	204,878	4,004,539
	NSK Ltd.	1,149,047	6,319,050
	NSW, Inc.	34,700	655,401
#	NTN Corp.	2,014,300	3,997,431
	NTT Data Group Corp.	557,200	8,713,391
	Oat Agrio Co. Ltd.	27,500	349,092
	Obara Group, Inc.	41,400	1,081,478
	Obayashi Corp.	1,106,100	12,344,949
	OBIC Business Consultants Co. Ltd.	15,400	629,280
	Obic Co. Ltd.	45,500	5,845,225
	Odakyu Electric Railway Co. Ltd.	278,900	3,135,584
#	Oenon Holdings, Inc.	183,600	415,271
	Ogaki Kyoritsu Bank Ltd.	261,546	3,746,141
	Ohara, Inc.	37,400	314,521
#	Ohashi Technica, Inc.	48,100	483,655
#	Ohba Co. Ltd.	19,400	138,509
	Ohsho Food Service Corp.	27,000	1,338,118
#	OIE Sangyo Co. Ltd.	11,800	120,521
	Oiles Corp.	88,001	1,331,058
#*	Oisix ra daichi, Inc.	62,700	475,015
	Oita Bank Ltd.	66,200	1,229,175
	Oji Holdings Corp.	2,263,100	8,864,596
	Okabe Co. Ltd.	153,400	780,509
#	Okada Aiyon Corp.	19,400	370,787
	Okamoto Industries, Inc.	37,600	1,179,455
	Okamoto Machine Tool Works Ltd.	21,199	802,261
	Okamura Corp.	261,600	3,961,726
	Okasan Securities Group, Inc.	768,300	3,680,508
	Oki Electric Industry Co. Ltd.	452,278	3,232,306
	Okinawa Cellular Telephone Co.	75,800	1,628,712
	Okinawa Electric Power Co., Inc.	131,658	982,215
	Okinawa Financial Group, Inc.	94,740	1,606,545
	OKUMA Corp.	114,800	5,156,118
	Okumura Corp.	130,400	4,079,685
	Okura Industrial Co. Ltd.	35,151	697,680
	Okuwa Co. Ltd.	151,547	906,699
	Olympus Corp.	296,400	4,128,766
	Omron Corp.	213,800	7,338,124
	Ono Pharmaceutical Co. Ltd.	868,800	12,513,637
	Onoken Co. Ltd.	83,400	975,726
	Onward Holdings Co. Ltd.	382,896	1,473,873
#	Ootoya Holdings Co. Ltd.	7,900	253,652
	Open House Group Co. Ltd.	290,299	8,828,061
	Open Up Group, Inc.	54,100	685,329
	Optex Group Co. Ltd.	112,460	1,320,191
*	Optim Corp.	64,400	363,962
	Optorun Co. Ltd.	97,800	1,201,455
	Oracle Corp.	52,600	3,947,345
	Organo Corp.	118,200	5,422,344
	Orient Corp.	259,044	1,690,615
	Oriental Land Co. Ltd.	438,900	12,110,003
	Oriental Shiraishi Corp.	571,300	1,370,863
	Origin Co. Ltd.	25,500	194,609
	ORIX Corp.	1,479,000	30,268,342
#	ORIX Corp., Sponsored ADR	7,267	745,376
	Oro Co. Ltd.	27,100	447,783

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Osaka Gas Co. Ltd.	346,400	$7,702,505
#	Osaka Organic Chemical Industry Ltd.	70,000	1,450,864
	Osaka Soda Co. Ltd.	48,899	2,867,850
	Osaka Steel Co. Ltd.	14,000	212,807
#	OSAKA Titanium Technologies Co. Ltd.	110,500	1,721,503
	Osaki Electric Co. Ltd.	257,200	1,118,752
	OSG Corp.	288,200	3,716,714
	Otsuka Corp.	260,600	5,182,844
	Otsuka Holdings Co. Ltd.	169,600	7,251,561
	OUG Holdings, Inc.	3,900	66,706
	Oyo Corp.	106,400	1,653,714
#	Ozu Corp.	7,200	80,469
	Pacific Industrial Co. Ltd.	207,400	2,139,171
#*	Pacific Metals Co. Ltd.	87,058	719,452
	Pack Corp.	57,100	1,326,099
	PAL GROUP Holdings Co. Ltd.	212,200	2,532,427
	PALTAC Corp.	90,958	2,753,019
	Pan Pacific International Holdings Corp.	377,900	8,875,369
	Panasonic Holdings Corp.	1,959,142	17,100,272
	Paraca, Inc.	22,122	286,051
	Paramount Bed Holdings Co. Ltd.	143,600	2,446,729
#	Paris Miki Holdings, Inc.	18,300	46,464
*	Park24 Co. Ltd.	484,700	5,220,016
	Parker Corp.	6,000	36,674
	Pasco Corp.	4,700	58,668
#	Pasona Group, Inc.	107,000	1,501,506
	PCI Holdings, Inc.	16,800	100,284
	Pegasus Co. Ltd.	100,975	334,783
	Penta-Ocean Construction Co. Ltd.	1,485,700	7,455,984
	People Dreams & Technologies Group Co. Ltd.	17,800	193,552
*	PeptiDream, Inc.	372,300	4,743,934
	Persol Holdings Co. Ltd.	5,812,601	8,040,626
#	Pharma Foods International Co. Ltd.	84,600	449,864
#	PHC Holdings Corp.	64,400	464,636
*	PIA Corp.	12,800	252,368
	Pickles Holdings Co. Ltd.	48,382	362,744
#	Pigeon Corp.	431,200	3,930,399
	Pilot Corp.	114,900	3,075,269
	Piolax, Inc.	133,600	2,269,672
	Plus Alpha Consulting Co. Ltd.	59,200	753,032
#	Pola Orbis Holdings, Inc.	175,300	1,608,581
	Pole To Win Holdings, Inc.	124,900	392,952
#	Port, Inc.	25,800	326,243
*	PR Times Corp.	13,000	149,265
	Premium Group Co. Ltd.	150,000	2,105,523
	Premium Water Holdings, Inc.	7,800	150,539
#	Press Kogyo Co. Ltd.	442,300	2,176,211
#	Pressance Corp.	96,800	1,121,734
	Prestige International, Inc.	304,700	1,301,239
	Prima Meat Packers Ltd.	128,399	1,878,156
	Procrea Holdings, Inc.	184,173	2,158,873
	Pronexus, Inc.	38,100	277,278
	Pro-Ship, Inc.	29,100	255,754
	Proto Corp.	99,700	882,890
	PS Mitsubishi Construction Co. Ltd.	45,817	289,045
	Punch Industry Co. Ltd.	6,400	18,451
#	QB Net Holdings Co. Ltd.	40,592	293,156
	Qol Holdings Co. Ltd.	119,500	1,340,482
	Quick Co. Ltd.	43,100	636,658

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Raccoon Holdings, Inc.	61,600	$261,602
	Raito Kogyo Co. Ltd.	223,300	2,901,495
	Raiznext Corp.	128,100	1,646,735
#*	Raksul, Inc.	99,900	565,777
	Rakus Co. Ltd.	244,700	2,473,445
*	Rakuten Group, Inc.	610,500	2,936,165
	Rasa Corp.	34,900	419,718
	Rasa Industries Ltd.	40,199	715,098
	Raysum Co. Ltd.	35,379	814,779
	Recruit Holdings Co. Ltd.	1,047,700	45,121,673
	Relo Group, Inc.	445,499	3,872,547
#	Remixpoint, Inc.	38,700	37,965
#	Renaissance, Inc.	9,900	63,356
	Renesas Electronics Corp.	1,315,700	21,361,379
	Rengo Co. Ltd.	1,050,310	7,875,082
#*	RENOVA, Inc.	130,397	1,225,264
	Resol Holdings Co. Ltd.	1,200	39,025
	Resona Holdings, Inc.	1,973,148	12,477,685
	Resonac Holdings Corp.	570,100	12,361,439
	Resorttrust, Inc.	277,100	4,586,102
	Restar Corp.	100,400	1,899,859
	Retail Partners Co. Ltd.	30,500	326,252
	Rheon Automatic Machinery Co. Ltd.	64,200	610,066
#	Rhythm Co. Ltd.	45,000	876,868
	Riberesute Corp.	14,600	73,856
	Ricoh Co. Ltd.	1,218,319	10,510,504
#	Ricoh Leasing Co. Ltd.	77,500	2,634,016
#	Ride On Express Holdings Co. Ltd.	38,900	255,831
#*	Right On Co. Ltd.	64,100	158,029
#	Riken Keiki Co. Ltd.	89,800	2,197,289
	Riken Technos Corp.	208,600	1,333,848
	Riken Vitamin Co. Ltd.	65,400	1,127,039
	Ringer Hut Co. Ltd.	14,000	205,697
	Rinnai Corp.	204,200	4,424,500
	Rion Co. Ltd.	33,300	668,188
	Riso Kagaku Corp.	16,258	303,482
#	Riso Kyoiku Co. Ltd.	519,650	908,024
	Rix Corp.	6,200	176,209
#	Rock Field Co. Ltd.	51,400	507,013
	Rohm Co. Ltd.	427,700	6,148,122
	Rohto Pharmaceutical Co. Ltd.	279,000	5,443,409
	Rokko Butter Co. Ltd.	42,769	396,775
	Roland Corp.	51,300	1,394,578
	Roland DG Corp.	71,200	2,512,109
	Rorze Corp.	40,900	7,091,040
	Round One Corp.	732,241	3,216,533
	Royal Holdings Co. Ltd.	84,000	1,313,092
	RS Technologies Co. Ltd.	42,400	841,941
	Ryobi Ltd.	112,267	1,950,065
	RYODEN Corp.	75,000	1,257,926
	Ryohin Keikaku Co. Ltd.	674,050	10,858,287
#	Ryoyo Ryosan Holdings, Inc.	79,860	1,407,671
	S Foods, Inc.	68,600	1,324,304
	S LINE GROUP Co. Ltd.	10,600	58,513
	S&B Foods, Inc.	5,300	152,724
	Sac’s Bar Holdings, Inc.	60,500	327,348
	Sagami Rubber Industries Co. Ltd.	28,000	168,717
	Saibu Gas Holdings Co. Ltd.	80,100	998,771
	Saizeriya Co. Ltd.	100,000	3,376,742

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakai Chemical Industry Co. Ltd.	93,500	$1,216,275
	Sakai Heavy Industries Ltd.	19,600	781,022
	Sakai Moving Service Co. Ltd.	90,400	1,591,289
	Sakata INX Corp.	195,100	1,981,537
	Sakata Seed Corp.	29,200	672,777
#	Sakura Internet, Inc.	79,400	2,961,479
	Sala Corp.	233,360	1,164,607
#	Samco, Inc.	11,200	312,983
	SAMTY Co. Ltd.	120,100	2,048,769
	San Holdings, Inc.	83,000	570,153
	San ju San Financial Group, Inc.	100,017	1,322,123
	San-A Co. Ltd.	75,700	2,271,861
	San-Ai Obbli Co. Ltd.	285,400	3,744,085
	Sangetsu Corp.	186,000	3,954,126
	San-In Godo Bank Ltd.	692,197	5,391,825
*	Sanix, Inc.	36,700	78,533
	Sanken Electric Co. Ltd.	94,300	4,071,255
	Sanki Engineering Co. Ltd.	161,700	2,269,896
	Sanko Gosei Ltd.	92,152	394,721
	Sanko Metal Industrial Co. Ltd.	11,300	335,902
	Sankyo Co. Ltd.	933,750	10,142,409
	Sankyo Frontier Co. Ltd.	14,100	384,185
	Sankyo Seiko Co. Ltd.	113,400	547,261
	Sankyo Tateyama, Inc.	112,097	575,340
	Sankyu, Inc.	252,000	8,736,737
	Sanoh Industrial Co. Ltd.	134,200	962,240
	Sanrio Co. Ltd.	313,800	5,290,807
	Sansei Landic Co. Ltd.	18,900	124,355
	Sansei Technologies, Inc.	44,700	349,851
	Sansha Electric Manufacturing Co. Ltd.	48,400	468,580
	Sanshin Electronics Co. Ltd.	35,000	487,313
	Santec Holdings Corp.	18,100	565,449
	Santen Pharmaceutical Co. Ltd.	990,999	9,572,143
	Sanwa Holdings Corp.	812,500	13,268,843
	Sanyo Chemical Industries Ltd.	59,500	1,555,933
	Sanyo Denki Co. Ltd.	49,000	2,310,290
	Sanyo Electric Railway Co. Ltd.	48,500	639,284
	Sanyo Engineering & Construction, Inc.	32,400	164,819
	Sanyo Industries Ltd.	1,500	27,543
	Sanyo Shokai Ltd.	45,999	813,143
	Sanyo Special Steel Co. Ltd.	65,600	887,386
	Sanyo Trading Co. Ltd.	111,300	1,055,085
	Sapporo Holdings Ltd.	85,700	3,097,681
	Sata Construction Co. Ltd.	46,000	212,550
	Sato Holdings Corp.	122,101	1,691,928
	Sato Shoji Corp.	47,400	528,768
#	Satori Electric Co. Ltd.	53,900	781,331
	Sawai Group Holdings Co. Ltd.	161,800	6,029,547
	Saxa Holdings, Inc.	19,400	352,747
	SB Technology Corp.	55,400	1,028,406
*	SBI ARUHI Corp.	57,070	307,489
#	SBI Global Asset Management Co. Ltd.	59,000	242,983
	SBI Holdings, Inc.	431,380	10,503,300
	SBI Sumishin Net Bank Ltd.	21,600	322,995
	SBS Holdings, Inc.	109,500	1,887,515
	SCREEN Holdings Co. Ltd.	153,300	15,817,056
	Scroll Corp.	141,300	839,073
	SCSK Corp.	219,677	3,993,552
	SE Corp.	31,800	66,378

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SEC Carbon Ltd.	14,000	$225,866
	Secom Co. Ltd.	87,300	6,064,073
#	Seed Co. Ltd.	21,400	80,067
	Sega Sammy Holdings, Inc.	461,812	6,044,641
	Segue Group Co. Ltd.	21,300	69,688
	Seibu Holdings, Inc.	497,400	7,741,575
	Seika Corp.	36,134	931,976
	Seikagaku Corp.	194,500	918,277
	Seikitokyu Kogyo Co. Ltd.	95,399	1,079,518
#	Seiko Electric Co. Ltd.	16,300	147,463
	Seiko Epson Corp.	593,700	9,766,356
	Seiko Group Corp.	137,600	3,639,682
	Seino Holdings Co. Ltd.	468,100	6,271,200
#	Seiren Co. Ltd.	182,200	3,035,094
	Sekisui Chemical Co. Ltd.	837,600	12,185,435
	Sekisui House Ltd.	526,700	12,103,752
	Sekisui Jushi Corp.	94,200	1,539,598
	Sekisui Kasei Co. Ltd.	107,121	336,605
#	SEMITEC Corp.	30,000	337,964
	Senko Group Holdings Co. Ltd.	620,500	4,547,424
#	Senshu Electric Co. Ltd.	49,400	1,721,494
	Senshu Ikeda Holdings, Inc.	1,136,660	2,893,535
#*	Senshukai Co. Ltd.	110,900	219,592
	SERAKU Co. Ltd.	5,900	39,713
	Seria Co. Ltd.	138,000	2,339,267
	Seven & i Holdings Co. Ltd.	4,047,856	52,303,134
	Seven Bank Ltd.	2,229,600	3,985,577
	SFP Holdings Co. Ltd.	5,000	65,051
	SG Holdings Co. Ltd.	466,200	5,456,912
#*	Sharingtechnology, Inc.	35,900	125,046
#*	Sharp Corp.	337,898	1,773,682
	Shibaura Electronics Co. Ltd.	35,100	1,358,920
	Shibaura Machine Co. Ltd.	97,000	2,171,476
	Shibaura Mechatronics Corp.	47,700	1,816,794
	Shibusawa Warehouse Co. Ltd.	37,500	721,708
	Shibuya Corp.	78,200	1,747,697
*	SHIFT, Inc.	35,900	3,302,347
	Shiga Bank Ltd.	197,436	5,106,074
	Shikibo Ltd.	63,700	422,961
#	Shikino High-Tech Co. Ltd.	4,400	65,159
	Shikoku Bank Ltd.	176,900	1,273,669
	Shikoku Electric Power Co., Inc.	332,200	2,753,156
	Shikoku Kasei Holdings Corp.	129,700	1,461,093
	Shima Seiki Manufacturing Ltd.	116,200	1,035,327
	Shimadzu Corp.	271,800	7,384,279
	Shimamura Co. Ltd.	142,892	7,044,124
	Shimano, Inc.	61,507	9,995,685
	Shimizu Bank Ltd.	77,300	766,940
#	Shimizu Corp.	909,100	5,631,379
#	Shimojima Co. Ltd.	13,800	110,587
	Shin Maint Holdings Co. Ltd.	6,100	52,787
	Shin Nippon Air Technologies Co. Ltd.	44,800	1,133,148
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,007,103
	Shinagawa Refractories Co. Ltd.	141,400	1,723,123
	Shindengen Electric Manufacturing Co. Ltd.	34,106	638,935
	Shin-Etsu Chemical Co. Ltd.	1,676,000	64,876,183
	Shin-Etsu Polymer Co. Ltd.	197,700	1,929,833
	Shinko Electric Industries Co. Ltd.	137,900	4,841,705
	Shinko Shoji Co. Ltd.	118,000	777,578

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shinmaywa Industries Ltd.	300,900	$2,294,126
	Shinnihon Corp.	150,500	1,510,647
	Shinnihonseiyaku Co. Ltd.	31,500	342,075
	Shinsho Corp.	26,500	1,153,985
	Shinwa Co. Ltd.	61,000	727,009
	Shionogi & Co. Ltd.	146,000	6,818,310
	Ship Healthcare Holdings, Inc.	414,200	6,162,433
	Shiseido Co. Ltd.	327,542	8,767,722
#	Shizuki Electric Co., Inc.	51,900	143,330
	Shizuoka Financial Group, Inc.	869,830	8,118,860
	Shizuoka Gas Co. Ltd.	225,900	1,382,255
	SHO-BOND Holdings Co. Ltd.	61,000	2,355,630
	Shoei Co. Ltd.	200,400	2,567,484
#	Shoei Foods Corp.	28,100	767,284
	Shofu, Inc.	45,300	877,269
	Showa Sangyo Co. Ltd.	87,700	1,966,168
	Showa Shinku Co. Ltd.	17,400	155,375
	Sigma Koki Co. Ltd.	11,700	116,616
	SIGMAXYZ Holdings, Inc.	142,200	1,414,937
	Siix Corp.	138,880	1,431,749
*	Simplex Holdings, Inc.	61,300	990,333
	Sinanen Holdings Co. Ltd.	26,400	836,226
	Sinfonia Technology Co. Ltd.	111,500	2,366,105
	Sinko Industries Ltd.	79,500	2,018,935
	Sintokogio Ltd.	173,900	1,384,287
	SK Kaken Co. Ltd.	2,000	100,720
#	SK-Electronics Co. Ltd.	39,685	813,576
	SKY Perfect JSAT Holdings, Inc.	799,300	4,703,641
	Skylark Holdings Co. Ltd.	707,200	10,078,067
#*	Smaregi, Inc.	22,100	315,615
	SMC Corp.	14,100	7,407,669
	SMK Corp.	22,999	356,861
	SMS Co. Ltd.	275,300	3,809,458
	Socionext, Inc.	210,100	6,142,405
	Soda Nikka Co. Ltd.	70,300	498,423
	Sodick Co. Ltd.	221,234	1,024,383
	Soft99 Corp.	11,800	108,774
	SoftBank Corp.	1,912,800	23,071,593
	SoftBank Group Corp.	529,963	26,063,878
	Softcreate Holdings Corp.	63,000	739,255
	Software Service, Inc.	9,300	796,055
	Sohgo Security Services Co. Ltd.	1,142,500	6,354,283
	Sojitz Corp.	471,819	12,147,852
	Soken Chemical & Engineering Co. Ltd.	30,200	562,532
	Solasto Corp.	249,100	785,467
	Soliton Systems KK	43,000	350,431
	Sompo Holdings, Inc.	1,030,300	20,389,756
	Sony Group Corp.	1,128,800	93,296,828
#	Sony Group Corp., Sponsored ADR	340,689	28,130,691
	Sotetsu Holdings, Inc.	189,500	3,020,753
#	Sotoh Co. Ltd.	11,700	51,139
	Space Co. Ltd.	63,460	409,456
	Sparx Group Co. Ltd.	106,539	1,226,171
	SPK Corp.	30,800	401,256
#	S-Pool, Inc.	269,800	519,772
#	Sprix, Inc.	3,700	18,389
	Square Enix Holdings Co. Ltd.	74,200	2,682,116
	SRA Holdings	51,500	1,288,364
*	SRE Holdings Corp.	26,100	635,311

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SRS Holdings Co. Ltd.	11,400	$82,185
	ST Corp.	32,000	311,404
	St. Marc Holdings Co. Ltd.	16,200	217,372
	Stanley Electric Co. Ltd.	424,500	7,512,372
	Star Mica Holdings Co. Ltd.	110,600	447,536
	Star Micronics Co. Ltd.	130,300	1,547,133
	Startia Holdings, Inc.	6,700	61,747
	Starts Corp., Inc.	203,500	4,590,749
	Starzen Co. Ltd.	71,198	1,232,053
	St-Care Holding Corp.	67,600	380,270
	Stella Chemifa Corp.	45,400	1,106,229
*	StemCell Institute	4,700	55,578
	Step Co. Ltd.	29,100	367,046
	STI Foods Holdings, Inc.	9,600	256,548
	Strike Co. Ltd.	33,000	922,659
	Studio Alice Co. Ltd.	45,200	586,757
	Subaru Corp.	1,460,800	32,618,182
	Subaru Enterprise Co. Ltd.	32,000	559,646
	Sugi Holdings Co. Ltd.	355,500	5,215,992
	Sugimoto & Co. Ltd.	42,100	623,283
	SUMCO Corp.	1,091,760	16,281,751
	Sumida Corp.	140,400	1,108,962
	Suminoe Textile Co. Ltd.	9,600	163,111
#	Sumiseki Holdings, Inc.	211,500	1,770,528
	Sumitomo Bakelite Co. Ltd.	238,400	6,790,328
	Sumitomo Chemical Co. Ltd.	4,096,752	8,752,550
	Sumitomo Corp.	851,300	22,386,761
	Sumitomo Densetsu Co. Ltd.	73,400	1,648,678
	Sumitomo Electric Industries Ltd.	1,492,200	23,063,911
	Sumitomo Forestry Co. Ltd.	553,400	17,050,077
	Sumitomo Heavy Industries Ltd.	450,696	12,559,411
	Sumitomo Metal Mining Co. Ltd.	491,000	16,403,642
	Sumitomo Mitsui Construction Co. Ltd.	492,480	1,268,340
	Sumitomo Mitsui Financial Group, Inc.	940,270	53,410,883
	Sumitomo Mitsui Trust Holdings, Inc.	564,146	11,861,068
	Sumitomo Osaka Cement Co. Ltd.	156,999	3,897,991
#*	Sumitomo Pharma Co. Ltd.	722,800	1,824,134
	Sumitomo Realty & Development Co. Ltd.	323,900	11,208,203
	Sumitomo Riko Co. Ltd.	260,700	2,170,504
	Sumitomo Rubber Industries Ltd.	747,563	9,073,800
	Sumitomo Seika Chemicals Co. Ltd.	44,400	1,413,947
	Sumitomo Warehouse Co. Ltd.	285,400	4,726,232
	Sun Frontier Fudousan Co. Ltd.	169,200	2,104,409
#*	Sun*, Inc.	27,100	158,692
	Suncall Corp.	96,200	287,716
	Sundrug Co. Ltd.	257,800	7,485,793
	Suntory Beverage & Food Ltd.	248,900	8,098,021
	Sun-Wa Technos Corp.	56,200	805,094
#	SUNWELS Co. Ltd.	3,500	48,808
	Suruga Bank Ltd.	627,300	3,825,838
#	Suzuden Corp.	21,700	293,802
	Suzuken Co. Ltd.	177,899	5,254,020
	Suzuki Co. Ltd.	53,000	478,430
	Suzuki Motor Corp.	1,876,000	21,847,483
	SWCC Corp.	215,500	5,682,094
#	Synchro Food Co. Ltd.	17,600	61,341
	Sysmex Corp.	684,300	10,942,213
	System Research Co. Ltd.	13,800	137,202
	System Support, Inc.	18,700	221,485

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Systems Engineering Consultants Co. Ltd.	7,600	$226,187
	Systena Corp.	1,209,200	2,014,814
	Syuppin Co. Ltd.	78,300	573,325
	T Hasegawa Co. Ltd.	127,292	2,485,541
	T RAD Co. Ltd.	21,700	529,974
	T&D Holdings, Inc.	686,810	11,206,905
	Tachibana Eletech Co. Ltd.	79,580	1,518,160
	Tachikawa Corp.	47,139	428,392
	Tachi-S Co. Ltd.	142,300	1,805,213
	Tadano Ltd.	486,821	3,906,476
	Taihei Dengyo Kaisha Ltd.	67,700	1,905,500
	Taiheiyo Cement Corp.	415,491	9,503,321
#	Taiheiyo Kouhatsu, Inc.	31,399	160,054
	Taiho Kogyo Co. Ltd.	89,200	502,171
	Taikisha Ltd.	92,400	2,725,304
#	Taiko Bank Ltd.	25,600	236,724
	Taisei Corp.	197,580	7,233,475
	Taisei Lamick Co. Ltd.	22,900	414,430
	Taiyo Holdings Co. Ltd.	119,800	2,441,325
	Taiyo Yuden Co. Ltd.	276,000	6,464,629
	Takamatsu Construction Group Co. Ltd.	66,700	1,123,135
	Takamiya Co. Ltd.	118,343	399,769
#	Takano Co. Ltd.	32,600	211,245
	Takaoka Toko Co. Ltd.	59,574	833,409
	Takara & Co. Ltd.	25,600	422,739
	Takara Bio, Inc.	204,500	1,322,110
	Takara Holdings, Inc.	554,100	3,640,111
	Takara Standard Co. Ltd.	162,648	1,984,161
	Takasago International Corp.	63,300	1,404,693
	Takasago Thermal Engineering Co. Ltd.	142,300	4,770,485
#	Takashima & Co. Ltd.	71,600	538,439
	Takashimaya Co. Ltd.	643,500	9,121,804
#	Takasho Co. Ltd.	16,100	52,065
	Take & Give Needs Co. Ltd.	42,400	276,346
	TAKEBISHI Corp.	34,600	452,075
	Takeda Pharmaceutical Co. Ltd.	1,468,163	38,586,357
	Takemoto Yohki Co. Ltd.	47,500	240,986
	Takeuchi Manufacturing Co. Ltd.	173,000	6,562,443
	Taki Chemical Co. Ltd.	6,300	156,659
	Takuma Co. Ltd.	222,900	2,789,316
#	Tama Home Co. Ltd.	102,200	2,827,956
#	Tamron Co. Ltd.	76,600	3,561,950
	Tamura Corp.	302,900	1,245,274
	Tanabe Engineering Corp.	22,500	190,457
#	Tanaka Chemical Corp.	13,900	84,929
	Tanseisha Co. Ltd.	108,949	608,249
#	Taoka Chemical Co. Ltd.	6,500	31,869
	TASUKI Holdings, Inc.	14,112	55,476
#*	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	985,392
	Tay Two Co. Ltd.	62,100	50,572
	Tayca Corp.	73,000	690,506
#	Tazmo Co. Ltd.	33,600	793,881
	Tbk Co. Ltd.	118,101	266,688
	TBS Holdings, Inc.	124,100	3,234,263
	TDC Soft, Inc.	97,400	713,937
	TDK Corp., Sponsored ADR	119,574	5,322,239
	TDK Corp.	524,500	23,398,462
	Tear Corp.	41,400	119,593
	TechMatrix Corp.	128,000	1,356,548

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Techno Horizon Co. Ltd.	11,700	$38,796
	Techno Medica Co. Ltd.	5,200	57,428
	Techno Ryowa Ltd.	23,570	286,029
	Techno Smart Corp.	32,100	371,153
	TechnoPro Holdings, Inc.	377,099	6,423,276
#	Tecnos Japan, Inc.	13,500	50,440
	Teijin Ltd.	850,968	8,301,763
	Teikoku Electric Manufacturing Co. Ltd.	52,800	832,869
#	Teikoku Sen-I Co. Ltd.	79,900	1,199,377
	Teikoku Tsushin Kogyo Co. Ltd.	38,400	453,239
	Tekken Corp.	59,299	1,081,991
	Temairazu, Inc.	2,300	47,073
	Tenma Corp.	76,200	1,089,156
#	Tenpo Innovation Co. Ltd.	6,200	35,961
#	Tenpos Holdings Co. Ltd.	2,000	43,313
#	Tera Probe, Inc.	12,000	399,312
	Terumo Corp.	369,000	6,259,761
#	TESEC Corp.	6,100	80,687
	Tess Holdings Co. Ltd.	112,799	308,914
	T-Gaia Corp.	74,400	1,002,403
	THK Co. Ltd.	301,700	6,582,824
	Tigers Polymer Corp.	6,600	46,161
	TIS, Inc.	466,600	9,964,977
	TKC Corp.	88,800	2,043,553
*	TKP Corp.	30,600	271,112
	Toa Corp.	376,416	2,637,881
	TOA ROAD Corp.	158,500	1,304,789
	Toagosei Co. Ltd.	535,650	5,388,294
	Tobishima Corp.	88,340	766,995
	Tobu Railway Co. Ltd.	155,600	3,087,178
	TOC Co. Ltd.	150,400	749,272
	Tocalo Co. Ltd.	317,700	3,660,887
	Tochigi Bank Ltd.	574,101	1,291,591
	Toda Corp.	878,600	5,738,589
#*	Toda Kogyo Corp.	11,900	155,624
	Toei Animation Co. Ltd.	94,000	1,555,732
	Toei Co. Ltd.	69,500	1,649,775
#	Toell Co. Ltd.	25,400	121,902
	Toenec Corp.	36,500	1,249,626
	Togami Electric Manufacturing Co. Ltd.	11,600	228,621
	Toho Bank Ltd.	961,200	2,063,813
	Toho Chemical Industry Co. Ltd.	23,000	74,323
	Toho Co. Ltd.	102,100	2,864,150
	Toho Gas Co. Ltd.	154,555	3,969,048
	Toho Holdings Co. Ltd.	226,900	5,435,906
#	Toho Titanium Co. Ltd.	188,100	1,622,321
#*	Toho Zinc Co. Ltd.	136,800	902,863
	Tohoku Bank Ltd.	52,300	391,956
	Tohoku Electric Power Co., Inc.	801,500	6,187,627
	Tohoku Steel Co. Ltd.	6,900	82,098
#	Tohokushinsha Film Corp.	12,200	95,947
	Tokai Carbon Co. Ltd.	896,800	5,949,715
	Tokai Corp.	94,102	1,252,085
	TOKAI Holdings Corp.	498,800	3,067,943
	Tokai Rika Co. Ltd.	294,400	4,008,664
	Tokai Tokyo Financial Holdings, Inc.	924,517	3,387,917
#	Token Corp.	25,470	1,747,676
	Tokio Marine Holdings, Inc.	1,337,536	42,274,679
#	Tokio Marine Holdings, Inc., ADR	167,916	5,299,429

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokushu Tokai Paper Co. Ltd.	42,138	$999,709
	Tokuyama Corp.	308,112	6,357,616
	Tokyo Century Corp.	671,720	6,685,848
*	Tokyo Electric Power Co. Holdings, Inc.	1,761,012	10,953,986
	Tokyo Electron Device Ltd.	109,200	3,920,897
	Tokyo Electron Ltd.	393,800	86,378,352
	Tokyo Energy & Systems, Inc.	96,600	825,366
	Tokyo Gas Co. Ltd.	343,500	7,703,760
#	Tokyo Individualized Educational Institute, Inc.	68,255	178,284
	Tokyo Keiki, Inc.	77,199	1,260,815
	Tokyo Kiraboshi Financial Group, Inc.	142,074	4,217,282
	Tokyo Ohka Kogyo Co. Ltd.	126,300	3,349,257
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	67,383
	Tokyo Rope Manufacturing Co. Ltd.	27,199	248,465
#	Tokyo Sangyo Co. Ltd.	86,400	363,231
	Tokyo Seimitsu Co. Ltd.	126,100	8,205,676
	Tokyo Steel Manufacturing Co. Ltd.	289,000	3,065,660
	Tokyo Tatemono Co. Ltd.	708,600	11,791,081
#	Tokyo Tekko Co. Ltd.	41,000	1,196,693
#	Tokyo Theatres Co., Inc.	38,100	275,408
#	Tokyotokeiba Co. Ltd.	65,600	1,808,226
	Tokyu Construction Co. Ltd.	409,480	2,203,547
	Tokyu Corp.	493,106	5,837,171
	Tokyu Fudosan Holdings Corp.	2,086,694	15,287,648
	Toli Corp.	183,400	462,267
	Tomato Bank Ltd.	23,400	179,292
	Tomen Devices Corp.	12,600	534,800
	Tomoe Corp.	132,700	601,402
#	Tomoe Engineering Co. Ltd.	28,800	789,306
	Tomoku Co. Ltd.	52,600	862,070
	TOMONY Holdings, Inc.	822,660	2,174,529
	Tomy Co. Ltd.	457,700	7,318,228
	Tonami Holdings Co. Ltd.	26,500	807,305
	Topcon Corp.	417,300	4,901,302
	TOPPAN Holdings, Inc.	432,720	10,265,823
	Topre Corp.	179,036	2,889,940
	Topy Industries Ltd.	72,400	1,227,935
	Toray Industries, Inc.	2,871,500	13,124,823
#	Torex Semiconductor Ltd.	24,000	268,170
	Toridoll Holdings Corp.	179,100	4,303,851
	Torigoe Co. Ltd.	75,200	331,552
	Torii Pharmaceutical Co. Ltd.	76,300	1,904,352
	Torikizoku Holdings Co. Ltd.	25,800	656,942
#	Torishima Pump Manufacturing Co. Ltd.	90,400	1,632,108
	Tosei Corp.	174,200	2,719,597
	Toshiba TEC Corp.	139,300	2,801,871
	Tosho Co. Ltd.	12,000	51,781
	Tosoh Corp.	718,813	9,909,642
	Totech Corp.	87,600	1,732,438
	Totetsu Kogyo Co. Ltd.	95,500	1,907,814
#	TOTO Ltd.	208,499	5,642,920
	Tottori Bank Ltd.	37,800	330,475
	Toukei Computer Co. Ltd.	14,200	353,373
	Tow Co. Ltd.	55,500	129,568
	Towa Bank Ltd.	201,000	860,644
	Towa Corp.	30,700	1,768,031
	Towa Pharmaceutical Co. Ltd.	138,700	2,496,645
#	Toyo Construction Co. Ltd.	522,600	4,234,359
	Toyo Corp.	86,700	835,612

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Denki Seizo KK	33,200	$235,958
	Toyo Engineering Corp.	127,705	761,750
#	Toyo Gosei Co. Ltd.	27,500	1,410,943
	Toyo Kanetsu KK	36,600	1,015,504
#	Toyo Machinery & Metal Co. Ltd.	68,300	321,722
	Toyo Securities Co. Ltd.	290,600	710,876
	Toyo Seikan Group Holdings Ltd.	429,600	6,640,475
	Toyo Suisan Kaisha Ltd.	59,400	3,714,535
	Toyo Tanso Co. Ltd.	59,800	2,949,669
	Toyo Tire Corp.	625,000	11,824,439
	Toyo Wharf & Warehouse Co. Ltd.	27,600	234,512
	Toyobo Co. Ltd.	565,878	4,015,646
	Toyoda Gosei Co. Ltd.	274,000	5,304,830
	Toyota Boshoku Corp.	381,200	5,637,307
	Toyota Industries Corp.	97,700	9,284,117
#	Toyota Motor Corp., Sponsored ADR	124,418	28,281,456
	Toyota Motor Corp.	10,742,970	245,031,837
	Toyota Tsusho Corp.	440,946	28,035,301
	TPR Co. Ltd.	108,351	1,601,232
	Traders Holdings Co. Ltd.	66,319	313,256
	Trancom Co. Ltd.	35,642	1,296,019
	Trans Genic, Inc.	9,600	14,481
	Transaction Co. Ltd.	51,400	582,447
	Transcosmos, Inc.	74,400	1,608,320
	TRE Holdings Corp.	158,412	1,274,987
#	Treasure Factory Co. Ltd.	49,000	509,514
	Trend Micro, Inc., Sponsored ADR	3,140	158,570
	Trend Micro, Inc.	192,500	9,486,053
	Trinity Industrial Corp.	7,900	59,424
	Trusco Nakayama Corp.	156,022	2,580,964
	TS Tech Co. Ltd.	425,300	5,236,776
	TSI Holdings Co. Ltd.	278,490	1,554,179
	Tsubaki Nakashima Co. Ltd.	203,900	1,094,530
	Tsubakimoto Chain Co.	134,700	4,637,451
	Tsubakimoto Kogyo Co. Ltd.	52,200	723,660
#	Tsuburaya Fields Holdings, Inc.	157,800	1,800,425
	Tsugami Corp.	191,300	1,651,659
#	Tsukada Global Holdings, Inc.	65,900	180,744
	Tsukishima Holdings Co. Ltd.	121,400	1,133,180
#	Tsukuba Bank Ltd.	467,000	902,449
	Tsumura & Co.	146,000	3,518,118
	Tsuruha Holdings, Inc.	143,100	9,033,032
	Tsurumi Manufacturing Co. Ltd.	65,100	1,471,047
#	Tsutsumi Jewelry Co. Ltd.	26,100	370,116
	Tsuzuki Denki Co. Ltd.	23,900	339,712
	TV Asahi Holdings Corp.	110,800	1,453,154
	Tv Tokyo Holdings Corp.	31,600	592,444
	TYK Corp.	55,000	163,817
	UACJ Corp.	185,214	5,658,417
	UBE Corp.	456,965	8,354,088
	Ubicom Holdings, Inc.	16,726	122,879
	Uchida Yoko Co. Ltd.	40,200	1,781,680
	Ukai Co. Ltd.	1,000	24,861
	ULS Group, Inc.	9,400	235,350
#	Ultrafabrics Holdings Co. Ltd.	16,000	122,441
	Ulvac, Inc.	81,600	4,879,334
	Umenohana Co. Ltd.	2,100	13,951
	U-Next Holdings Co. Ltd.	62,100	1,735,358
	Unicharm Corp.	203,800	6,055,536

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Union Tool Co.	22,900	$663,400
	Unipres Corp.	222,641	1,647,181
	United Arrows Ltd.	58,800	677,636
#	United Super Markets Holdings, Inc.	269,200	1,536,451
#	UNITED, Inc.	71,400	376,381
#*	Unitika Ltd.	278,556	366,095
*	UNIVA Oak Holdings Ltd.	118,600	56,229
#	Universal Entertainment Corp.	109,300	1,144,231
	Urbanet Corp. Co. Ltd.	126,000	340,071
#	User Local, Inc.	12,800	169,148
	Ushio, Inc.	422,000	5,550,927
	USS Co. Ltd.	804,600	6,146,577
	UT Group Co. Ltd.	116,400	2,440,893
#	V Technology Co. Ltd.	41,300	663,516
	Valor Holdings Co. Ltd.	184,513	2,826,851
	Valqua Ltd.	78,700	2,199,799
	Value HR Co. Ltd.	66,800	570,488
	ValueCommerce Co. Ltd.	79,400	543,471
*	V-Cube, Inc.	82,500	123,269
	Vector, Inc.	115,700	970,304
	Vertex Corp.	106,680	1,186,515
*	Village Vanguard Co. Ltd.	21,700	144,837
#*	Vision, Inc.	149,100	1,090,545
*	Visional, Inc.	75,100	3,426,681
	Vital KSK Holdings, Inc.	209,685	1,636,391
	VT Holdings Co. Ltd.	376,800	1,247,117
	Wacoal Holdings Corp.	215,300	4,712,186
	Wacom Co. Ltd.	236,100	906,747
	Wakachiku Construction Co. Ltd.	39,400	865,468
	Wakita & Co. Ltd.	204,800	2,032,145
	Warabeya Nichiyo Holdings Co. Ltd.	80,000	1,217,471
#	Waseda Academy Co. Ltd.	17,100	163,596
	Watahan & Co. Ltd.	79,400	789,914
	WATAMI Co. Ltd.	35,800	210,035
	Watts Co. Ltd.	35,100	155,151
	Wavelock Holdings Co. Ltd.	19,300	82,443
	WDB Holdings Co. Ltd.	35,600	509,756
	WDI Corp.	2,100	42,751
#*	Wealth Management, Inc.	5,800	40,288
	Weathernews, Inc.	16,000	469,846
	Welcia Holdings Co. Ltd.	296,888	4,365,083
	Wellneo Sugar Co. Ltd.	47,700	665,318
	Wellnet Corp.	50,400	175,634
#	West Holdings Corp.	151,806	2,533,004
	West Japan Railway Co.	384,000	7,288,875
#	Will Group, Inc.	76,100	519,359
*	WingArc1st, Inc.	55,600	941,666
	WIN-Partners Co. Ltd.	2,600	19,440
#	Wood One Co. Ltd.	30,574	194,332
#	Workman Co. Ltd.	42,400	1,041,666
	World Co. Ltd.	86,100	1,135,614
	World Holdings Co. Ltd.	49,300	738,541
	Wowow, Inc.	12,600	87,727
#*	W-Scope Corp.	86,200	279,343
	Xebio Holdings Co. Ltd.	137,957	884,111
	Yahagi Construction Co. Ltd.	116,300	1,092,785
	Yakult Honsha Co. Ltd.	142,800	2,793,131
	YAKUODO Holdings Co. Ltd.	42,500	772,072
	YAMABIKO Corp.	168,640	2,231,695

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	YAMADA Consulting Group Co. Ltd.	29,800	$356,149
	Yamada Holdings Co. Ltd.	2,032,129	5,817,147
	Yamae Group Holdings Co. Ltd.	12,700	208,770
	Yamagata Bank Ltd.	128,399	956,257
	Yamaguchi Financial Group, Inc.	660,500	6,672,113
#	Yamaha Corp.	242,199	5,103,901
	Yamaha Motor Co. Ltd.	3,172,500	29,590,598
	Yamaichi Electronics Co. Ltd.	126,500	2,181,663
	Yamami Co.	8,700	199,444
	YA-MAN Ltd.	25,100	151,333
	Yamanashi Chuo Bank Ltd.	121,900	1,386,490
#	Yamashina Corp.	175,300	87,406
	Yamashin-Filter Corp.	51,500	139,860
	Yamatane Corp.	45,100	762,225
	Yamato Corp.	82,500	528,252
	Yamato Holdings Co. Ltd.	203,100	2,682,276
	Yamato Kogyo Co. Ltd.	112,100	6,023,041
#	Yamaura Corp.	24,100	210,869
#	Yamaya Corp.	13,610	264,656
	Yamazaki Baking Co. Ltd.	98,100	2,374,352
	Yamazen Corp.	230,700	2,026,114
	Yaoko Co. Ltd.	96,100	5,195,398
	Yashima Denki Co. Ltd.	42,800	418,885
	Yaskawa Electric Corp.	258,500	10,650,875
	Yasuda Logistics Corp.	75,700	665,515
#	Yasunaga Corp.	57,400	240,934
#	YE DIGITAL Corp.	43,600	185,203
	Yellow Hat Ltd.	150,200	1,952,453
	Yodogawa Steel Works Ltd.	107,200	3,364,574
	Yokogawa Bridge Holdings Corp.	140,100	2,541,047
	Yokogawa Electric Corp.	250,400	5,532,789
	Yokohama Rubber Co. Ltd.	547,200	14,322,523
#	Yokorei Co. Ltd.	257,500	1,698,109
	Yokowo Co. Ltd.	77,900	827,157
	Yomeishu Seizo Co. Ltd.	21,100	309,710
	Yondenko Corp.	39,460	941,599
#	Yondoshi Holdings, Inc.	63,900	769,182
	Yonex Co. Ltd.	174,000	1,387,551
#	Yorozu Corp.	64,725	393,202
#*	Yoshimura Food Holdings KK	33,200	320,174
	Yoshinoya Holdings Co. Ltd.	173,600	3,179,295
	Yossix Holdings Co. Ltd.	8,500	151,174
	Yotai Refractories Co. Ltd.	54,400	500,002
	Yuasa Funashoku Co. Ltd.	2,900	63,427
	Yuasa Trading Co. Ltd.	74,100	2,707,819
	Yuken Kogyo Co. Ltd.	5,300	74,113
	Yukiguni Maitake Co. Ltd.	72,500	454,975
	Yurtec Corp.	212,300	1,967,016
	Yushin Precision Equipment Co. Ltd.	48,100	212,424
	Yushiro Chemical Industry Co. Ltd.	42,100	525,102
#	Yutaka Foods Corp.	4,000	48,391
	Zaoh Co. Ltd.	18,400	294,029
#	Zenitaka Corp.	11,800	303,378
	Zenkoku Hosho Co. Ltd.	178,500	6,267,482
	Zenrin Co. Ltd.	128,050	723,628
#	Zensho Holdings Co. Ltd.	186,897	7,243,979
	Zeon Corp.	365,400	3,641,622
	ZERIA Pharmaceutical Co. Ltd.	61,400	814,284
	ZIGExN Co. Ltd.	212,800	713,151

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Zojirushi Corp.	21,500	$209,722
#	ZOZO, Inc.	283,500	6,106,157
#	Zuiko Corp.	52,500	335,865

TOTAL JAPAN			6,973,898,144

NETHERLANDS — (3.5%)
	Aalberts NV	538,773	25,616,388
#Ω	ABN AMRO Bank NV, GDR	981,642	15,724,491
	Acomo NV	97,369	1,812,662
*Ω	Adyen NV	11,226	13,448,749
	Aegon Ltd.	5,355,545	33,321,114
	Akzo Nobel NV	296,599	19,570,164
#*Ω	Alfen NV	12,665	545,835
	Allfunds Group PLC	159,723	1,003,773
	AMG Critical Materials NV	116,143	2,725,913
	Aperam SA	260,903	7,586,170
#	Arcadis NV	352,548	21,773,000
#	ArcelorMittal SA	995,064	24,886,556
	ASM International NV	82,491	51,890,047
	ASML Holding NV	306,961	267,630,311
	ASR Nederland NV	625,698	31,309,609
*	Avantium NV	33,230	90,840
Ω	B&S Group SARL	109,456	589,522
#*Ω	Basic-Fit NV	115,920	2,537,498
#	BE Semiconductor Industries NV	147,192	19,528,555
	Brunel International NV	83,953	907,765
	Coca-Cola Europacific Partners PLC	270,395	19,392,447
	Corbion NV	312,318	6,783,024
Ω	CTP NV	157,493	2,671,663
	Flow Traders Ltd.	173,585	3,572,515
	ForFarmers NV	182,414	469,867
	Fugro NV	493,925	11,980,271
#	Heineken NV	200,135	19,477,070
	IMCD NV	163,162	24,617,000
	ING Groep NV, Sponsored ADR	102,010	1,611,757
	ING Groep NV	2,494,540	39,439,340
*	InPost SA	553,337	8,883,691
	JDE Peet’s NV	188,712	4,193,102
#	Kendrion NV	76,005	1,058,908
	Koninklijke Ahold Delhaize NV	1,999,310	60,687,431
	Koninklijke BAM Groep NV	1,512,446	6,165,336
	Koninklijke Heijmans NV, CVA	137,078	2,572,641
	Koninklijke KPN NV	9,237,070	33,568,728
#*	Koninklijke Philips NV	1,275,820	33,873,253
	Koninklijke Vopak NV	342,700	13,609,147
	MFE-MediaForEurope NV, Class B	304,842	1,224,756
	Nedap NV	23,651	1,570,194
	NN Group NV	767,231	35,393,039
#*	NX Filtration NV	3,533	13,659
	OCI NV	353,484	9,507,508
#*	Pharming Group NV	2,560,808	2,384,990
*	Pluxee NV	95,284	2,937,741
	PostNL NV	599,693	806,851
	Prosus NV	819,375	27,416,252
	Qiagen NV	271,862	11,425,817
	Randstad NV	383,127	19,214,176
	SBM Offshore NV	782,908	11,566,372
*	SIF Holding NV	9,744	105,293
Ω	Signify NV	646,450	17,629,635

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	Sligro Food Group NV	112,908	$1,712,537
*††	SRH NV	262,485	0
#	TKH Group NV	216,688	9,333,616
#*	TomTom NV	240,858	1,435,714
#	Universal Music Group NV	1,321,452	38,870,755
	Van Lanschot Kempen NV	105,539	3,738,610
	Wolters Kluwer NV	664,231	99,439,685

TOTAL NETHERLANDS			1,132,853,353

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	679,608	2,676,991
	Air New Zealand Ltd.	7,607,178	2,464,100
	Arvida Group Ltd.	665,866	422,728
	Auckland International Airport Ltd.	705,493	3,261,543
#	Channel Infrastructure NZ Ltd.	1,078,285	983,569
#	Chorus Ltd.	2,050,462	8,688,083
	Chorus Ltd., ADR	10,186	216,809
	Comvita Ltd.	26,297	31,866
	Contact Energy Ltd.	819,431	4,183,522
#	EBOS Group Ltd.	148,210	3,054,163
*	Eroad Ltd.	50,575	25,773
#	Fisher & Paykel Healthcare Corp. Ltd.	373,121	6,248,934
#	Fletcher Building Ltd.	2,223,694	4,975,537
#	Fonterra Co.-operative Group Ltd.	222,240	484,882
	Freightways Group Ltd.	585,917	2,897,212
	Genesis Energy Ltd.	1,588,891	2,177,038
#*	Gentrack Group Ltd.	111,983	538,729
	Hallenstein Glasson Holdings Ltd.	128,545	457,214
#	Heartland Group Holdings Ltd.	3,026,953	1,888,766
	Infratil Ltd.	474,951	3,049,538
#	Investore Property Ltd.	517,028	343,668
#	KMD Brands Ltd.	2,355,551	748,847
#	Mainfreight Ltd.	99,487	3,976,222
#	Manawa Energy Ltd.	153,523	393,188
	Mercury NZ Ltd.	438,554	1,645,834
	Meridian Energy Ltd.	607,011	2,140,855
	Napier Port Holdings Ltd.	15,243	20,637
#	NZME Ltd.	1,016,313	530,885
	NZX Ltd.	1,111,530	764,032
#	Oceania Healthcare Ltd.	1,945,046	687,680
	PGG Wrightson Ltd.	15,190	17,426
	Port of Tauranga Ltd.	442,610	1,276,311
	Rakon Ltd.	220,288	129,546
*	Restaurant Brands New Zealand Ltd.	111,871	224,030
*	Ryman Healthcare Ltd.	982,205	2,344,463
	Sanford Ltd.	282,603	665,229
	Scales Corp. Ltd.	370,798	742,034
*	Serko Ltd.	59,959	131,040
	Skellerup Holdings Ltd.	666,570	1,762,983
	SKY Network Television Ltd.	870,600	1,492,413
	SKYCITY Entertainment Group Ltd.	3,062,616	3,209,570
	Spark New Zealand Ltd.	1,749,720	4,916,982
#	Steel & Tube Holdings Ltd.	731,601	437,539
	Summerset Group Holdings Ltd.	1,148,509	7,495,518
*	Synlait Milk Ltd.	220,888	62,278
#	Tourism Holdings Ltd.	656,056	1,120,861
*	TOWER Ltd.	1,285,144	620,202
#	Turners Automotive Group Ltd.	10,254	26,388
	Vector Ltd.	299,188	657,200

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#*	Vista Group International Ltd.	374,071	$397,154
	Vulcan Steel Ltd.	2,180	10,628
#	Warehouse Group Ltd.	451,457	376,826

TOTAL NEW ZEALAND			88,095,466

NORWAY — (0.8%)
	2020 Bulkers Ltd.	61,729	952,603
	ABG Sundal Collier Holding ASA	1,637,549	857,187
*	Adevinta ASA	149,993	1,525,076
	AF Gruppen ASA	95,970	1,234,894
*	Agilyx ASA	30,983	82,938
#*	Akastor ASA	565,392	696,520
	Aker ASA, Class A	17,084	948,433
*	Aker BioMarine ASA	2,119	13,513
	Aker BP ASA	544,836	13,213,973
#*	Aker Carbon Capture ASA	323,613	202,666
	Aker Solutions ASA	656,573	2,474,819
	AMSC ASA	298,195	821,698
#*	Archer Ltd.	2,102,539	197,462
*	ArcticZymes Technologies ASA	45,019	104,634
	Atea ASA	323,550	4,130,715
	Austevoll Seafood ASA	352,691	2,816,227
#*Ω	AutoStore Holdings Ltd.	160,654	227,625
Ω	Avance Gas Holding Ltd.	92,931	1,350,603
	Awilco LNG AS	67,683	48,084
*	Axactor ASA	759,920	331,623
	B2 Impact ASA	1,000,439	771,998
#	Bakkafrost P	21,909	1,330,623
	Belships ASA	472,736	1,065,178
*	Bluenord ASA	21,826	1,118,596
	Bonheur ASA	107,604	2,443,567
#	Borr Drilling Ltd.	363,740	1,927,822
	Borregaard ASA	330,369	5,658,876
	Bouvet ASA	187,532	1,028,126
Ω	BW LPG Ltd.	529,372	7,644,433
	BW Offshore Ltd.	494,738	1,242,340
#*	Cadeler AS	162,186	769,844
	Carasent ASA	2,705	4,535
*	Cloudberry Clean Energy ASA	405,947	330,162
#*Ω	Crayon Group Holding ASA	98,270	723,133
	DNB Bank ASA	703,486	12,261,158
	DNO ASA	2,323,400	2,150,792
Ω	Elkem ASA	833,792	1,456,898
*	Elliptic Laboratories ASA	49,251	70,628
Ω	Elmera Group ASA	248,985	742,244
	Elopak ASA	166,480	506,797
	Ensurge Micropower ASA	682,830	86,942
*Ω	Entra ASA	52,679	484,803
	Equinor ASA	1,305,261	34,730,863
Ω	Europris ASA	658,182	4,142,405
	FLEX LNG Ltd.	68,867	1,808,435
	Frontline PLC	307,629	7,289,314
*	Gaming Innovation Group, Inc.	112,692	343,382
	Gjensidige Forsikring ASA	28,359	454,688
	Golar LNG Ltd.	19,800	485,496
	Golden Ocean Group Ltd.	372,533	5,235,213
	Gram Car Carriers ASA	48,271	1,116,051
	Grieg Seafood ASA	261,515	1,697,814
	Hafnia Ltd.	565,060	4,260,408

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Hexagon Composites ASA	318,507	$482,050
#*	Hexagon Purus ASA	170,709	80,919
	Hoegh Autoliners ASA	176,663	1,854,282
	Itera ASA	52,344	57,627
Ω	Kid ASA	112,190	1,478,282
	Kitron ASA	556,459	1,430,758
Ω	Klaveness Combination Carriers ASA	88,158	855,455
*	Kongsberg Automotive ASA	2,783,642	447,368
	Kongsberg Gruppen ASA	41,916	2,958,981
	Leroy Seafood Group ASA	374,183	1,649,398
*	LINK Mobility Group Holding ASA	1,018,782	1,793,380
	Magnora ASA	94,424	258,924
	Medistim ASA	6,350	102,942
*	Morrow Bank ASA	109,423	39,544
	Mowi ASA	239,093	4,197,726
#	MPC Container Ships ASA	1,790,664	2,878,300
Ω	Multiconsult ASA	31,971	405,879
*	Nekkar ASA	104,908	89,244
#*	NEL ASA	1,897,209	876,616
	Norbit ASA	28,437	182,932
*	Nordic Semiconductor ASA	70,051	765,841
	Norsk Hydro ASA	1,168,220	7,179,159
#Ω	Norske Skog ASA	196,602	657,809
*	Northern Ocean Ltd.	39,056	29,989
*	Norwegian Air Shuttle ASA	150,444	195,396
*	NRC Group ASA	16,222	18,356
	Odfjell Drilling Ltd.	499,918	2,278,629
	Odfjell SE, Class A	57,728	912,091
	Odfjell Technology Ltd.	106,744	595,199
#*	OKEA ASA	212,042	488,438
Ω	Okeanis Eco Tankers Corp.	76,013	2,356,693
	Olav Thon Eiendomsselskap ASA	23,024	458,178
	Orkla ASA	226,142	1,538,310
	Panoro Energy ASA	308,248	786,374
	Pareto Bank ASA	51,733	268,796
	Pexip Holding ASA	249,278	590,866
*	PGS ASA	3,804,059	2,923,296
*	PhotoCure ASA	2,635	13,024
	Protector Forsikring ASA	159,840	3,231,124
	Rana Gruber ASA	104,952	783,922
#*	REC Silicon ASA	481,724	465,374
	Salmar ASA	31,059	1,953,983
#*	Salmon Evolution ASA	380,665	248,112
*	SATS ASA	228,630	358,968
*Ω	Scatec ASA	438,224	3,198,210
	Schibsted ASA, Class A	65,334	1,867,726
	Schibsted ASA, Class B	84,697	2,366,155
*	SD Standard ETC PLC	132,941	20,191
	Selvaag Bolig ASA	148,822	472,308
#*Ω	Shelf Drilling Ltd.	619,621	1,035,315
*	Siem Offshore, Inc.	51,334	164,202
*	SmartCraft ASA	14,617	35,562
#*	Solstad Offshore ASA	40,084	155,908
	SpareBank 1 Helgeland	808	9,281
	Sparebank 1 Oestlandet	19,475	234,676
	SpareBank 1 Sorost-Norge	5,256	32,272
	SpareBank 1 SR-Bank ASA	373,899	4,527,368
	Sparebanken More	11,056	84,331
	Stolt-Nielsen Ltd.	126,582	5,390,217

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Storebrand ASA	927,731	$8,905,844
	Subsea 7 SA	503,309	8,097,112
	Telenor ASA	335,233	3,854,089
#	TGS ASA	349,645	3,944,098
	TOMRA Systems ASA	155,375	1,903,440
	Var Energi ASA	593,287	1,926,118
	Veidekke ASA	441,774	4,619,083
*	Volue ASA	21,027	54,772
	Wallenius Wilhelmsen ASA	297,461	2,996,189
	Wilh Wilhelmsen Holding ASA, Class A	53,127	1,853,447
#*Ω	XXL ASA	3,463,457	240,133
	Yara International ASA	211,555	6,030,406
#*	Zaptec ASA	62,455	74,794

TOTAL NORWAY			252,926,638

PORTUGAL — (0.3%)
	Altri SGPS SA	405,262	2,233,166
*	Banco Comercial Portugues SA, Class R	43,738,027	15,271,115
	Corticeira Amorim SGPS SA	21,633	220,873
	CTT-Correios de Portugal SA	231,946	1,089,584
	EDP - Energias de Portugal SA	2,329,826	8,748,886
#	EDP - Energias de Portugal SA, Sponsored ADR	7,202	271,515
	EDP Renovaveis SA	347,383	4,755,735
	Galp Energia SGPS SA	1,675,971	36,001,800
*	Greenvolt-Energias Renovaveis SA	75,267	666,172
	Ibersol SGPS SA	22,917	171,555
	Jeronimo Martins SGPS SA	360,889	7,424,113
	Mota-Engil SGPS SA	594,165	2,571,423
	Navigator Co. SA	1,122,928	4,959,752
	NOS SGPS SA	906,485	3,131,004
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	2,831,196
	Semapa-Sociedade de Investimento e Gestao	5,431	92,110
	Sonae SGPS SA	5,352,002	5,358,782

TOTAL PORTUGAL			95,798,781

SINGAPORE — (1.0%)
*††	Abterra Ltd.	189,000	0
#	AEM Holdings Ltd.	1,130,700	1,935,133
*	Avarga Ltd.	1,648,100	235,707
	Aztech Global Ltd.	520,900	350,078
*	Banyan Tree Holdings Ltd.	733,700	211,437
*††	Best World International Ltd.	328,557	588,801
	Bonvests Holdings Ltd.	51,600	35,874
#	Boustead Singapore Ltd.	1,377,967	962,730
	BRC Asia Ltd.	9,300	14,151
	Bukit Sembawang Estates Ltd.	678,300	1,663,579
	Bund Center Investment Ltd.	316,000	88,045
	Capitaland India Trust	2,983,221	2,180,036
	CapitaLand Investment Ltd.	2,964,200	5,732,325
#	Centurion Corp. Ltd.	950,600	343,754
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	808,657
	China Sunsine Chemical Holdings Ltd.	3,162,900	959,042
#	City Developments Ltd.	1,555,500	6,971,647
	Civmec Ltd.	327,100	186,564
	ComfortDelGro Corp. Ltd.	5,435,969	5,912,799
#*	COSCO Shipping International Singapore Co. Ltd.	3,564,400	359,393
*	Creative Technology Ltd.	27,000	23,583
#	CSE Global Ltd.	1,517,160	469,537

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	DBS Group Holdings Ltd.	1,702,947	$43,352,608
	Del Monte Pacific Ltd.	2,501,782	198,927
#	Delfi Ltd.	630,800	419,338
	DFI Retail Group Holdings Ltd.	895,800	1,739,336
	Dyna-Mac Holdings Ltd.	1,475,200	422,848
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
#	Far East Orchard Ltd.	955,273	705,969
#	First Resources Ltd.	2,457,900	2,532,165
	Food Empire Holdings Ltd.	1,029,400	963,879
	Frasers Property Ltd.	1,146,900	670,651
	Frencken Group Ltd.	1,501,400	1,585,494
#	Fu Yu Corp. Ltd.	2,514,200	233,530
*	Gallant Venture Ltd.	2,485,000	232,358
	Genting Singapore Ltd.	4,131,000	2,756,904
	Geo Energy Resources Ltd.	3,320,700	740,399
	Golden Agri-Resources Ltd.	30,710,769	6,177,026
	GP Industries Ltd.	174,000	64,671
	Grand Venture Technology Ltd.	25,000	9,691
	Great Eastern Holdings Ltd.	86,700	1,158,789
	GSH Corp. Ltd.	52,560	6,161
	GuocoLand Ltd.	1,179,321	1,294,336
	Haw Par Corp. Ltd.	353,500	2,538,979
	Hiap Hoe Ltd.	128,000	63,486
#	Ho Bee Land Ltd.	1,013,100	1,430,448
#	Hong Fok Corp. Ltd.	1,718,488	1,056,232
#	Hong Leong Asia Ltd.	2,852,000	1,305,128
#	Hong Leong Finance Ltd.	127,900	234,938
	Hongkong Land Holdings Ltd.	1,968,200	6,288,751
	Hotel Grand Central Ltd.	183,373	104,679
	Hour Glass Ltd.	709,500	830,143
	Hutchison Port Holdings Trust	21,838,500	2,792,620
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	315,300	1,696,658
	Indofood Agri Resources Ltd.	10,819,700	2,375,237
#	InnoTek Ltd.	433,700	174,338
	ISDN Holdings Ltd.	464,153	103,080
#*	Japfa Ltd.	2,966,480	652,265
#	Jardine Cycle & Carriage Ltd.	325,297	6,277,661
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	8,677,857	3,010,470
	Keppel Ltd.	2,018,500	10,096,353
	KSH Holdings Ltd.	555,650	100,880
	Low Keng Huat Singapore Ltd.	293,000	63,177
	Mandarin Oriental International Ltd.	201,600	338,944
	Marco Polo Marine Ltd.	7,705,400	393,943
	Metro Holdings Ltd.	1,879,500	679,845
	Mewah International, Inc.	47,900	9,821
#*††	Midas Holdings Ltd.	4,664,147	0
#*	mm2 Asia Ltd.	3,954,000	57,512
#	Nanofilm Technologies International Ltd.	577,400	272,722
	Netlink NBN Trust	3,938,400	2,464,765
	NSL Ltd.	75,000	39,301
*	Oceanus Group Ltd.	1,015,400	6,649
#	Olam Group Ltd.	2,140,375	1,842,786
#	OUE Ltd.	1,701,700	1,318,007
	Oversea-Chinese Banking Corp. Ltd.	2,238,768	23,241,913
#*	Oxley Holdings Ltd.	5,872,996	370,033
	Pan-United Corp. Ltd.	390,200	128,799

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Propnex Ltd.	599,800	$388,202
	PSC Corp. Ltd.	215,900	55,251
#	Q&M Dental Group Singapore Ltd.	1,415,140	253,706
	QAF Ltd.	1,141,965	710,309
*	Raffles Education Ltd.	2,558,727	84,343
	Raffles Medical Group Ltd.	2,972,963	2,177,275
	Rex International Holding Ltd.	296,100	28,280
	Riverstone Holdings Ltd.	1,162,200	666,081
#	Samudera Shipping Line Ltd.	815,900	541,695
*	SATS Ltd.	398,421	731,694
	SBS Transit Ltd.	77,700	148,341
#*	Seatrium Ltd.	107,691,840	7,693,018
	Sembcorp Industries Ltd.	2,662,800	10,406,413
	Sheng Siong Group Ltd.	2,695,300	3,055,357
	SHS Holdings Ltd.	842,400	74,140
	SIA Engineering Co. Ltd.	242,700	400,777
	Silverlake Axis Ltd.	627,800	119,377
	Sinarmas Land Ltd.	4,896,900	552,913
	Sing Holdings Ltd.	392,300	94,858
#	Singapore Airlines Ltd.	2,529,500	12,069,811
	Singapore Exchange Ltd.	1,544,600	10,536,526
	Singapore Land Group Ltd.	560,723	737,647
	Singapore Post Ltd.	5,712,616	1,880,813
	Singapore Shipping Corp. Ltd.	143,035	24,490
	Singapore Technologies Engineering Ltd.	2,257,000	6,629,896
	Singapore Telecommunications Ltd.	1,085,650	1,882,815
	Stamford Land Corp. Ltd.	2,667,176	742,245
	StarHub Ltd.	2,431,810	2,079,212
	Straits Trading Co. Ltd.	623,000	669,526
#*††	Swiber Holdings Ltd.	2,603,000	0
#	Thomson Medical Group Ltd.	5,667,600	211,869
	Tiong Woon Corp. Holding Ltd.	160,750	57,677
#	Tuan Sing Holdings Ltd.	3,631,252	663,572
	UMS Holdings Ltd.	2,852,908	2,801,104
	United Overseas Bank Ltd.	1,509,589	33,498,966
	United Overseas Insurance Ltd.	1,900	8,411
	UOB-Kay Hian Holdings Ltd.	1,304,484	1,346,505
	UOL Group Ltd.	1,230,488	5,253,874
	Valuetronics Holdings Ltd.	2,654,260	1,145,469
	Venture Corp. Ltd.	669,900	7,097,747
	Vicom Ltd.	9,600	9,835
	Wee Hur Holdings Ltd.	917,300	120,565
	Wilmar International Ltd.	3,814,300	8,965,789
	Wing Tai Holdings Ltd.	2,175,624	2,338,986
	Yangzijiang Shipbuilding Holdings Ltd.	8,208,400	10,536,397
	Yeo Hiap Seng Ltd.	64,554	26,936

TOTAL SINGAPORE			307,177,228

SPAIN — (2.4%)
	Acciona SA	93,084	10,761,079
	Acerinox SA	738,861	7,960,212
	ACS Actividades de Construccion y Servicios SA	739,134	29,602,651
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	36,395	727,320
#Ω	Aena SME SA	89,799	16,364,932
	Alantra Partners SA	2,662	26,077
	Almirall SA	263,398	2,403,924
	Amadeus IT Group SA	603,233	38,289,567
#*	Amper SA	1,932,285	212,518

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Applus Services SA	630,844	$8,528,672
	Atresmedia Corp. de Medios de Comunicacion SA	439,512	2,207,284
*	Audax Renovables SA	60,043	108,335
	Azkoyen SA	55,415	365,265
	Banco Bilbao Vizcaya Argentaria SA	6,497,154	70,260,053
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,799,031	19,267,622
	Banco de Sabadell SA	20,339,535	38,852,654
#	Banco Santander SA	11,550,342	56,199,713
	Banco Santander SA, Sponsored ADR	93,721	449,861
	Bankinter SA	2,812,414	22,229,770
	CaixaBank SA	5,187,776	27,358,030
Ω	Cellnex Telecom SA	315,873	10,441,086
	Cia de Distribucion Integral Logista Holdings SA	335,535	9,126,355
	CIE Automotive SA	236,746	6,257,879
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	2,947,229
	Corp. ACCIONA Energias Renovables SA	92,358	1,875,542
*	Distribuidora Internacional de Alimentacion SA	35,346,869	484,127
#*	Duro Felguera SA	57,344	33,181
#	Ebro Foods SA	201,555	3,445,276
*	eDreams ODIGEO SA	110,061	749,360
	Elecnor SA	103,773	2,235,155
#	Enagas SA	740,542	10,860,800
	Ence Energia y Celulosa SA	475,928	1,695,089
	Endesa SA	653,353	11,914,312
#	Ercros SA	552,483	2,074,070
	Faes Farma SA	1,193,184	4,329,490
	Ferrovial SE	156,101	5,614,229
	Fluidra SA	208,020	4,403,401
Ω	Gestamp Automocion SA	817,241	2,448,779
Ω	Global Dominion Access SA	403,380	1,507,628
*	Grifols SA	148,821	1,362,077
	Grupo Catalana Occidente SA	139,847	5,415,527
#	Grupo Empresarial San Jose SA	77,918	337,880
	Iberdrola SA	2,130,492	26,123,190
	Iberpapel Gestion SA	7,555	151,403
	Indra Sistemas SA	675,644	12,916,172
#	Industria de Diseno Textil SA	873,477	39,770,229
	Laboratorios Farmaceuticos Rovi SA	122,276	10,973,522
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	795,144	859,439
	Mapfre SA	3,959,364	9,552,226
*	Melia Hotels International SA	359,462	2,795,298
	Miquel y Costas & Miquel SA	137,551	1,690,846
#	Naturgy Energy Group SA	191,332	4,839,430
Ω	Neinor Homes SA	76,183	854,415
*	Obrascon Huarte Lain SA	1,464,877	527,696
*	Oryzon Genomics SA	17,553	36,739
	Pharma Mar SA	13,376	432,580
	Prim SA	5,935	64,279
#*	Promotora de Informaciones SA, Class A	739,421	270,149
Ω	Prosegur Cash SA	416,024	230,778
	Realia Business SA	722,094	784,544
	Redeia Corp. SA	735,326	12,275,242
	Repsol SA, Sponsored ADR	103,227	1,621,688
	Repsol SA	4,909,248	77,055,941
	Sacyr SA	2,705,783	9,407,549
*	Solaria Energia y Medio Ambiente SA	261,523	2,661,022
#*	Soltec Power Holdings SA	5,663	13,750
Ω	Talgo SA	183,992	865,583
*	Tecnicas Reunidas SA	20,286	201,245

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#	Telefonica SA, Sponsored ADR	302,358	$1,339,446
#	Telefonica SA	15,385,994	68,923,032
	Tubacex SA	444,576	1,484,706
#*	Tubos Reunidos SA	28,836	19,399
Ω	Unicaja Banco SA	3,920,205	5,120,786
	Vidrala SA	73,137	7,690,666
	Viscofan SA	173,090	11,004,939
	Vocento SA	126,195	126,123

TOTAL SPAIN			754,418,063

SWEDEN — (2.7%)
	AAK AB	205,054	5,274,304
Ω	AcadeMedia AB	244,022	1,115,659
	AddLife AB, Class B	325,595	2,995,356
	Addnode Group AB	294,902	3,036,940
	AddTech AB, Class B	392,742	8,164,989
	AFRY AB	308,906	4,852,515
	Alfa Laval AB	126,302	5,377,276
Ω	Alimak Group AB	154,649	1,429,027
	Alleima AB.	467,831	2,907,742
	Alligo AB, Class B	116,445	1,359,129
Ω	Ambea AB	300,728	1,726,439
#*	Annehem Fastigheter AB, Class B	337,966	510,431
#	AQ Group AB	28,608	1,638,614
	Arise AB	108,021	379,762
	Arjo AB, Class B	850,128	3,567,987
#	Assa Abloy AB, Class B	324,022	8,561,116
	Atlas Copco AB, Class A	2,232,464	39,104,024
	Atlas Copco AB, Class B	1,246,176	18,685,433
	Atrium Ljungberg AB, Class B	118,150	2,088,296
Ω	Attendo AB	412,453	1,555,565
#	Avanza Bank Holding AB	331,218	7,098,011
#	Axfood AB	241,562	6,249,078
	Balco Group AB	13,631	50,177
	Beijer Alma AB	149,600	2,831,129
#	Beijer Ref AB	237,325	3,344,706
	Bergman & Beving AB	131,120	2,648,738
	Betsson AB, Class B	713,859	7,890,562
#*	Better Collective AS	97,603	2,614,579
*	BHG Group AB	244,808	303,982
	Bilia AB, Class A	403,737	5,070,921
	Billerud Aktiebolag	778,363	6,455,458
*Ω	BioArctic AB	42,578	749,237
	BioGaia AB, Class B	214,606	2,285,245
	Biotage AB	143,169	2,160,235
	Bjorn Borg AB	94,604	413,144
#	Boliden AB	622,053	20,443,580
#*	Bonava AB, Class B	1,242,021	1,129,488
*Ω	Boozt AB	31,308	356,918
Ω	Bravida Holding AB	276,246	1,867,945
#	BTS Group AB, Class B	400	12,941
	Bufab AB	140,030	4,259,547
	Bulten AB	78,358	584,762
	Bure Equity AB	296,696	9,289,130
*	Byggmax Group AB	311,769	965,910
*	Camurus AB	65,095	2,919,097
*	Castellum AB	361,326	4,293,260
	Catella AB	125,475	343,773
	Catena AB	85,599	3,746,221

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Catena Media PLC	292,957	$229,528
*	Cavotec SA	3,925	5,779
#	Cellavision AB	26,253	532,974
	Cibus Nordic Real Estate AB publ	51,266	667,694
*	Cint Group AB	58,180	62,180
	Clas Ohlson AB, Class B	233,515	2,818,133
	Cloetta AB, Class B	1,358,496	2,022,942
#	Concentric AB	178,221	3,069,501
Ω	Coor Service Management Holding AB	248,560	1,080,137
#	Corem Property Group AB, Class B	1,910,054	1,419,052
	Corem Property Group AB, Class D	4,533	92,268
	CTT Systems AB	5,652	178,641
	Dedicare AB, Class B	21,331	108,086
	Dios Fastigheter AB	289,707	2,213,461
Ω	Dometic Group AB	885,490	6,327,817
*Ω	Dustin Group AB	1,239,704	1,408,513
	Eastnine AB	103,196	1,552,765
#	Elanders AB, Class B	24,998	222,961
#*	Electrolux AB, Class B	426,620	3,709,561
	Electrolux Professional AB, Class B	749,448	4,839,120
#	Elekta AB, Class B	1,017,330	7,244,232
*Ω	Eltel AB	80,003	48,066
#*	Embracer Group AB	757,658	1,891,883
#*	Enea AB	70,527	385,878
#	Engcon AB	27,535	226,419
	Eolus Vind AB, Class B	5,761	37,114
	Ependion AB	15,338	150,538
	Epiroc AB, Class A	495,847	9,166,903
	Epiroc AB, Class B	294,841	4,887,277
#	Essity AB, Class A	32,246	799,565
	Essity AB, Class B	797,911	19,907,675
Ω	Evolution AB	114,121	12,608,676
	Ework Group AB	35,343	459,855
	Fabege AB	308,041	2,355,992
	Fagerhult Group AB	208,766	1,339,612
*	Fastighets AB Balder, Class B	716,355	4,515,404
*	Fastighets AB Trianon	18,381	30,104
#	FastPartner AB, Class A	71,498	480,074
#	Fenix Outdoor International AG	8,674	546,374
	Ferronordic AB	4,364	25,952
*	Fingerprint Cards AB, Class B	16,232	745
#	Fortnox AB	888,213	5,175,562
	G5 Entertainment AB	22,820	247,414
	Getinge AB, Class B	258,156	5,434,809
	Granges AB	548,665	6,478,851
*Ω	Green Landscaping Group AB	9,902	76,015
#	H & M Hennes & Mauritz AB, Class B	780,278	12,402,361
#	Hanza AB	123,843	644,806
	Heba Fastighets AB, Class B	80,635	238,123
	Hemnet Group AB	177,322	4,608,365
#	Hexagon AB, Class B	784,715	8,208,881
#	Hexatronic Group AB	498,361	1,519,312
	Hexpol AB	645,931	7,308,795
	HMS Networks AB	114,070	4,227,493
*Ω	Hoist Finance AB	249,047	1,184,749
	Holmen AB, Class B	145,803	5,678,629
	Hufvudstaden AB, Class A	156,396	1,816,618
*	Humana AB	43,986	118,065
#	Husqvarna AB, Class A	67,098	547,700

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Husqvarna AB, Class B	778,130	$6,311,571
	Indutrade AB	415,148	9,550,731
#	Instalco AB	748,386	2,635,069
#*	International Petroleum Corp.	438,091	5,538,629
#	Intrum AB	264,978	619,817
	INVISIO AB	33,358	729,668
	Inwido AB	411,178	5,064,221
	ITAB Shop Concept AB	23,230	39,853
#	JM AB	271,307	4,594,531
*	John Mattson Fastighetsforetagen AB	33,590	167,841
	Kabe Group AB, Class B	1,643	49,621
*	Karnov Group AB	155,881	930,030
#*	K-fast Holding AB	131,873	215,529
	Kindred Group PLC, SDR	841,467	9,428,722
*	Klarabo Sverige AB, Class B	6,305	10,800
	KNOW IT AB	135,924	1,759,057
	Lagercrantz Group AB, Class B	668,388	9,807,482
#	Lifco AB, Class B	163,928	3,971,743
	Lime Technologies AB	19,689	625,134
	Lindab International AB	326,541	6,559,648
	Loomis AB	391,345	10,001,507
*	Maha Energy AB	5,355	4,344
*	Medcap AB	16,877	665,600
	Medicover AB, Class B	151,226	2,369,128
	MEKO AB	200,731	2,046,339
	Micro Systemation AB, Class B	45,756	211,521
*	Millicom International Cellular SA, SDR	646,834	13,272,097
*	Modern Times Group MTG AB, Class B	387,383	3,318,512
	Momentum Group AB	118,852	1,486,310
Ω	Munters Group AB	264,149	5,266,433
	Mycronic AB	158,533	5,517,582
#	NCAB Group AB	531,621	3,456,142
	NCC AB, Class B	411,093	4,999,861
	Nederman Holding AB	20,351	351,116
*	Net Insight AB, Class B	1,311,551	620,639
#	New Wave Group AB, Class B	484,313	4,410,301
#	Nibe Industrier AB, Class B	445,753	2,056,802
	Nilorngruppen AB, Class B	13,985	94,787
*	Nivika Fastigheter AB, Class B	6,750	21,259
#*	Nobia AB	2,616,272	1,065,475
#	Nolato AB, Class B	849,413	4,168,059
	Nordic Paper Holding AB	131,262	656,640
	Nordic Waterproofing Holding AB	76,509	1,131,002
#	Nordnet AB publ	299,512	5,324,987
*	Norion Bank AB	267,635	988,730
*	Norva24 Group AB	16,711	38,956
#*	Note AB	11,284	142,662
	NP3 Fastigheter AB	73,395	1,537,220
	Nyfosa AB	464,000	4,013,973
	OEM International AB, Class B	236,926	2,332,830
#*	Orron Energy AB	425,373	279,921
*	Ovzon AB	67,958	86,562
*	OX2 AB	103,409	373,045
	Pandox AB	302,606	4,679,627
	Peab AB, Class B	875,382	5,336,628
	Platzer Fastigheter Holding AB, Class B	76,641	619,549
	Prevas AB, Class B	23,751	255,776
*	Pricer AB, Class B	611,644	629,247
	Proact IT Group AB	134,830	1,275,985

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Ratos AB, Class B	1,122,187	$3,894,909
*	RaySearch Laboratories AB	131,837	1,435,045
	Rejlers AB	9,832	125,731
Ω	Resurs Holding AB	864,029	1,300,158
	Rottneros AB	395,433	412,953
	Rvrc Holding AB	149,343	844,723
#	Saab AB, Class B	16,393	1,297,813
#	Sagax AB, Class A	758	18,833
	Sagax AB, Class B	164,479	4,118,894
	Samhallsbyggnadsbolaget i Norden AB	2,137,170	766,520
#	Sandvik AB	913,965	18,218,552
	Scandi Standard AB	255,955	1,779,942
#*Ω	Scandic Hotels Group AB	724,329	3,797,579
*	Sdiptech AB, Class B	63,232	1,611,173
#	Sectra AB, Class B	316,079	6,219,292
#	Securitas AB, Class B	846,191	8,480,188
#*	Sedana Medical AB	108,158	221,395
*	Sensys Gatso Group AB	35,488	244,488
#††	Serneke Group AB	9,232	24,353
*Ω	Sinch AB	2,255,607	5,099,889
	SinterCast AB	725	6,754
*	Sivers Semiconductors AB	463,046	273,327
	Skandinaviska Enskilda Banken AB, Class A	1,517,986	19,880,184
#	Skandinaviska Enskilda Banken AB, Class C	14,509	192,425
	Skanska AB, Class B	582,794	10,011,415
	SKF AB, Class A	44,341	913,373
	SKF AB, Class B	557,621	11,463,606
	SkiStar AB	202,927	2,811,057
	Softronic AB, Class B	28,644	53,953
	Solid Forsakring AB	56,354	368,915
#	SSAB AB, Class A	776,565	4,357,115
#	SSAB AB, Class B	2,219,832	12,370,927
#*	Stendorren Fastigheter AB	20,612	337,007
*	Stillfront Group AB	1,884,319	1,790,731
#	Storskogen Group AB, Class B	1,387,446	743,332
	Svenska Cellulosa AB SCA, Class A	35,490	515,635
	Svenska Cellulosa AB SCA, Class B	755,240	11,068,237
	Svenska Handelsbanken AB, Class A	1,115,585	9,566,501
#	Svenska Handelsbanken AB, Class B	30,006	321,911
#	Sweco AB, Class B	453,715	4,860,062
#	Swedbank AB, Class A	692,195	13,236,335
*	Swedish Orphan Biovitrum AB	185,507	4,788,502
	Synsam AB	78,898	362,118
	Systemair AB	213,805	1,448,837
	Tele2 AB, Class B	1,660,577	15,488,299
#	Telefonaktiebolaget LM Ericsson, Class A	94,203	480,871
	Telefonaktiebolaget LM Ericsson, Class B	5,231,690	26,550,225
	Telia Co. AB	4,748,967	10,863,147
	Tethys Oil AB	151,156	499,404
*	TF Bank AB	18,504	351,554
#Ω	Thule Group AB	160,130	4,520,433
	Trelleborg AB, Class B	350,872	12,365,581
	Troax Group AB	133,173	2,679,325
#*	Truecaller AB, Class B	592,004	1,881,107
	VBG Group AB, Class B	30,115	1,053,864
#*	Viaplay Group AB	170,328	11,160
	Vitec Software Group AB, Class B	56,732	2,713,757
#	Vitrolife AB	169,356	2,529,484
#	Volati AB	52,232	487,150

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Volvo AB, Class A	320,283	$8,435,051
	Volvo AB, Class B	1,939,625	49,369,623
*	Volvo Car AB	739,936	151,070
*	Volvo Car AB, Class B	739,936	2,296,933
#	Wallenstam AB, Class B	551,705	2,438,775
#	Wihlborgs Fastigheter AB	680,951	5,703,399
	XANO Industri AB, Class B	19,406	163,261

TOTAL SWEDEN			866,699,390

SWITZERLAND — (7.2%)
	ABB Ltd.	1,744,140	84,745,037
	Accelleron Industries AG	362,880	14,108,311
	Adecco Group AG	626,947	21,932,148
#	Alcon, Inc.	742,255	57,213,787
	Allreal Holding AG	87,469	14,126,437
	ALSO Holding AG	32,093	7,905,057
*	ams-OSRAM AG	3,523,886	4,232,389
	APG SGA SA	4,707	1,063,566
	Arbonia AG	250,748	3,302,976
*	Aryzta AG	4,987,265	9,442,063
	Ascom Holding AG	138,369	1,109,973
	Autoneum Holding AG	17,164	2,741,657
*	Avolta AG	224,801	8,501,262
	Baloise Holding AG	204,919	30,965,893
	Banque Cantonale de Geneve	4,912	1,590,885
	Banque Cantonale Vaudoise	154,102	16,115,148
	Barry Callebaut AG	12,173	19,671,231
*	Basilea Pharmaceutica AG	17,486	750,482
	Belimo Holding AG	23,833	11,027,227
	Bell Food Group AG	10,575	3,066,951
#	Bellevue Group AG	42,769	849,029
	Berner Kantonalbank AG	13,673	3,735,687
	BKW AG	55,769	8,278,235
	Bossard Holding AG, Class A	38,940	8,854,249
#	Bucher Industries AG	38,136	14,653,905
	Burckhardt Compression Holding AG	12,284	7,823,976
	Burkhalter Holding AG	20,144	2,208,860
	Bystronic AG	6,391	2,842,410
#	Calida Holding AG	22,636	713,804
	Carlo Gavazzi Holding AG	1,409	466,072
	Cembra Money Bank AG	141,182	10,793,396
	Chocoladefabriken Lindt & Spruengli AG	66	7,616,575
#*	Cicor Technologies Ltd.	9,793	534,615
	Cie Financiere Richemont SA, Class A	366,231	50,623,023
	Cie Financiere Tradition SA	4,922	774,928
	Clariant AG	1,075,835	16,095,368
	Coltene Holding AG	15,501	866,020
	Comet Holding AG	20,273	6,397,166
	COSMO Pharmaceuticals NV	15,449	1,212,783
	CPH Chemie & Papier Holding AG	211	19,729
#	Daetwyler Holding AG	26,654	5,518,551
	DKSH Holding AG	163,062	10,626,638
	dormakaba Holding AG	13,958	7,428,825
	DSM-Firmenich AG	186,419	20,907,726
	EFG International AG	571,943	6,650,298
	Emmi AG	9,210	8,960,053
	EMS-Chemie Holding AG	2,984	2,380,740
	Energiedienst Holding AG	17,137	719,761
#	Feintool International Holding AG	32,492	630,046

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Flughafen Zurich AG	106,450	$21,311,376
	Forbo Holding AG	5,179	5,981,697
	Fundamenta Real Estate AG	4,346	78,458
Ω	Galenica AG	231,420	17,707,860
#*	GAM Holding AG	565,368	176,155
	Geberit AG	59,022	31,504,835
	Georg Fischer AG	383,509	26,767,199
	Givaudan SA	5,390	23,051,783
#	Gurit Holding AG, Class BR	17,767	1,133,441
	Helvetia Holding AG	215,155	28,143,462
#	Hiag Immobilien Holding AG	6,354	514,315
*	HOCHDORF Holding AG	26	141
	Holcim AG	840,968	70,438,415
	Huber & Suhner AG	89,969	7,157,004
	Implenia AG	63,670	2,328,186
#*	Ina Invest Holding AG	16,758	337,340
	Inficon Holding AG	8,662	12,043,639
#	Interroll Holding AG	2,119	6,819,538
	Intershop Holding AG	20,205	2,707,410
	Investis Holding SA	6,553	702,770
	Julius Baer Group Ltd.	606,544	32,546,149
	Jungfraubahn Holding AG	11,063	2,455,629
	Kardex Holding AG	22,722	6,011,838
#	Komax Holding AG	20,795	3,577,393
#*	Kudelski SA	184,312	285,867
#	Kuehne & Nagel International AG	110,509	29,207,138
	Landis & Gyr Group AG	103,355	7,646,616
	LEM Holding SA	2,492	4,244,107
	Liechtensteinische Landesbank AG	46,137	3,521,990
#	Logitech International SA	153,891	11,997,903
	Lonza Group AG	71,340	39,379,197
#	Luzerner Kantonalbank AG	55,160	4,074,214
Ω	Medacta Group SA	19,168	2,316,689
Ω	Medmix AG	110,231	1,808,495
	Meier Tobler Group AG	25,386	850,232
	Metall Zug AG, Class B	966	1,332,258
	Mikron Holding AG	53,458	1,040,913
	Mobilezone Holding AG	167,487	2,395,809
	Mobimo Holding AG	44,661	12,502,551
*Ω	Montana Aerospace AG	1,046	20,215
	Nestle SA	2,370,731	238,021,766
	Novartis AG, Sponsored ADR	1,874,661	182,085,823
	Novavest Real Estate AG	1,797	66,520
	OC Oerlikon Corp. AG	952,092	4,119,240
*	Orascom Development Holding AG	65,164	298,879
	Orell Fuessli AG	613	53,423
	Orior AG	34,976	2,499,628
	Partners Group Holding AG	48,524	62,429,331
*	Peach Property Group AG	1,098	11,287
*	Phoenix Mecano AG	1,820	978,014
	Plazza AG, Class A	2,787	912,885
	PSP Swiss Property AG	149,737	18,510,693
	Rieter Holding AG	12,545	1,753,692
	Roche Holding AG	697,586	167,864,118
	Romande Energie Holding SA	15,476	974,126
*	Sandoz Group AG	558,984	18,998,117
#*	Sandoz Group AG, ADR	324,425	10,991,526
	Schindler Holding AG	48,458	11,806,974
	Schweiter Technologies AG	5,124	2,298,658

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*Ω	Sensirion Holding AG	25,883	$1,699,228
#	SFS Group AG	85,706	10,165,329
	SGS SA	229,093	20,172,928
	Siegfried Holding AG	23,897	22,835,552
#	SIG Group AG	966,179	19,307,494
	Sika AG	61,959	17,624,943
	SKAN Group AG	7,183	641,723
	Softwareone Holding AG	252,517	4,293,986
	Sonova Holding AG	69,541	19,223,366
	St. Galler Kantonalbank AG	12,150	6,251,449
#	Stadler Rail AG	96,927	2,875,548
#	StarragTornos Group AG	2,511	139,682
	Straumann Holding AG	113,566	15,097,185
	Sulzer AG	119,204	14,437,999
#	Swatch Group AG	174,364	17,542,431
	Swiss Life Holding AG	54,726	36,926,675
	Swiss Prime Site AG	360,529	33,288,662
	Swiss Re AG	736,059	80,013,562
#*	Swiss Steel Holding AG	1,787,267	164,623
	Swisscom AG	82,822	45,436,695
	Swissquote Group Holding SA	55,101	14,903,404
	Temenos AG	226,550	14,093,086
	Thurgauer Kantonalbank	1,440	198,677
	TX Group AG	11,468	1,784,248
	u-blox Holding AG	34,659	3,206,221
#*	UBS Group AG	2,595,700	68,675,340
	Valiant Holding AG	85,713	10,005,873
#	Varia U.S. Properties AG	3,801	146,097
Ω	VAT Group AG	97,695	48,638,498
	Vaudoise Assurances Holding SA	4,370	2,125,203
	Vetropack Holding AG	40,832	1,379,794
#	Vontobel Holding AG	154,542	8,674,775
	VP Bank AG, Class A	16,368	1,633,062
	VZ Holding AG	43,161	4,977,570
*	V-ZUG Holding AG	6,362	394,028
	Walliser Kantonalbank	3,138	390,471
	Warteck Invest AG	278	543,963
	Ypsomed Holding AG	12,744	4,542,474
	Zehnder Group AG	48,272	2,814,413
	Zug Estates Holding AG, Class B	466	911,646
	Zuger Kantonalbank AG	230	2,150,299
	Zurich Insurance Group AG	113,142	54,765,969

TOTAL SWITZERLAND			2,288,684,046

UNITED KINGDOM — (12.3%)
	3i Group PLC	1,771,248	63,282,158
	4imprint Group PLC	102,813	7,946,228
	abrdn PLC	4,614,365	8,414,669
*	Accesso Technology Group PLC	7,732	63,743
*	Accrol Group Holdings PLC	50,754	24,251
*	Accsys Technologies PLC	6,992	4,785
	Admiral Group PLC	503,017	17,121,259
	Advanced Medical Solutions Group PLC	130,138	308,407
*	Afentra PLC	60,897	38,593
	AG Barr PLC	321,277	2,287,198
Ω	Airtel Africa PLC	3,944,591	5,447,294
	AJ Bell PLC	841,704	3,393,804
Ω	Alfa Financial Software Holdings PLC	416,528	896,669
#	Alliance Pharma PLC	1,086,169	461,430

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Alphawave IP Group PLC	14,487	$23,029
	Anglo American PLC	1,022,011	33,396,723
	Anglo-Eastern Plantations PLC	33,438	295,323
	Antofagasta PLC	314,471	8,626,498
*	AO World PLC	242,250	318,081
	Argentex Group PLC	53,066	29,299
#*	Ascential PLC	1,251,105	4,864,480
	Ashmore Group PLC	1,428,487	3,442,671
	Ashtead Group PLC	726,910	52,782,316
	Ashtead Technology Holdings PLC	20,423	207,955
#*	ASOS PLC	121,670	506,238
	Associated British Foods PLC	484,861	16,047,775
*Ω	Aston Martin Lagonda Global Holdings PLC	169,952	313,741
	AstraZeneca PLC, Sponsored ADR	1,849,779	140,361,230
	AstraZeneca PLC	241,813	36,573,942
	Atalaya Mining PLC	46,548	257,945
*	Auction Technology Group PLC	27,033	167,268
Ω	Auto Trader Group PLC	2,626,722	22,772,311
	Aviva PLC	3,587,737	20,830,934
	Avon Rubber PLC	83,263	1,238,775
	B&M European Value Retail SA	2,947,821	19,023,967
	Babcock International Group PLC	2,954,260	18,694,644
	BAE Systems PLC	893,626	14,862,982
Ω	Bakkavor Group PLC	776,499	1,172,708
	Balfour Beatty PLC	2,101,869	9,531,934
	Bank of Georgia Group PLC	243,151	16,281,159
#	Barclays PLC, Sponsored ADR	3,019,425	30,918,912
	Barclays PLC	8,137,027	20,515,824
	Barratt Developments PLC	3,116,168	17,606,722
	Beazley PLC	1,515,053	12,535,191
	Begbies Traynor Group PLC	101,992	138,462
	Bellway PLC	551,522	17,332,004
	Berkeley Group Holdings PLC	292,448	17,174,183
	Bloomsbury Publishing PLC	237,417	1,578,580
	Bodycote PLC	978,860	8,419,858
#*	boohoo Group PLC	1,788,396	745,352
	BP PLC, Sponsored ADR	3,571,720	138,475,584
	BP PLC	10,974,429	70,737,186
	Braemar PLC	71,897	248,591
	Breedon Group PLC	257,735	1,158,084
Ω	Bridgepoint Group PLC	68,260	193,187
	British American Tobacco PLC, Sponsored ADR	202,038	5,943,958
	British American Tobacco PLC	1,910,083	56,072,916
	Britvic PLC	1,444,331	15,927,700
	Brooks Macdonald Group PLC	4,465	106,852
	BT Group PLC	25,698,443	32,863,256
	Bunzl PLC	265,194	10,169,605
	Burberry Group PLC	256,573	3,671,210
	Burford Capital Ltd.	649,448	10,007,305
	Bytes Technology Group PLC	942,205	5,730,827
	C&C Group PLC	1,863,725	3,820,228
*	Capita PLC	1,783,650	298,551
	Capital Ltd.	134,620	173,846
	Capricorn Energy PLC	839,146	1,778,602
*	Card Factory PLC	1,624,053	2,206,505
*	Carnival PLC	55,429	743,220
*	Carnival PLC, ADR	54,518	730,541
	Carr’s Group PLC	71,804	120,477
	Castings PLC	62,771	292,330

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Centamin PLC	7,253,427	$10,953,202
	Centaur Media PLC	126,418	81,394
	Central Asia Metals PLC	402,590	1,049,133
	Centrica PLC	25,322,529	40,421,634
	Chemring Group PLC	807,172	3,772,332
	Chesnara PLC	648,868	2,034,642
	Clarkson PLC	91,123	4,416,548
	Close Brothers Group PLC	782,767	4,448,475
Ω	CMC Markets PLC	479,654	1,567,673
	Coats Group PLC	2,798,976	2,834,014
	Coca-Cola HBC AG	165,565	5,344,226
	Cohort PLC	4,387	40,979
	Compass Group PLC	1,126,170	31,322,960
	Computacenter PLC	381,624	12,235,063
Ω	ConvaTec Group PLC	2,508,798	7,805,651
	Costain Group PLC	943,517	976,047
	Cranswick PLC	218,490	11,734,071
	Crest Nicholson Holdings PLC	1,546,934	3,570,891
	Croda International PLC	10,988	629,342
*	Currys PLC	9,602,327	7,408,745
	CVS Group PLC	206,446	2,513,773
*	Darktrace PLC	783,092	5,845,664
	DCC PLC	297,569	20,321,189
*	De La Rue PLC	605,362	713,417
*Ω	Deliveroo PLC	26,675	44,502
	DFS Furniture PLC	577,670	836,597
#	Diageo PLC, Sponsored ADR	257,114	35,522,870
	Diageo PLC	485,905	16,792,717
#*	Dialight PLC	31,395	64,137
	Diploma PLC	170,443	7,704,122
	Direct Line Insurance Group PLC	4,934,432	11,456,285
	DiscoverIE Group PLC	182,889	1,596,171
	Domino’s Pizza Group PLC	1,579,282	6,402,217
	dotdigital group PLC	651,053	756,824
	Dowlais Group PLC	3,760,228	3,821,803
	Dr Martens PLC	293,475	278,483
	Drax Group PLC	1,243,002	8,051,100
	DS Smith PLC	5,257,370	22,903,899
	Dunelm Group PLC	574,226	7,233,958
††	Dyson Group PLC	3,999	159
	easyJet PLC	866,636	5,804,772
	Ecora Resources PLC	751,852	771,573
*	EKF Diagnostics Holdings PLC	38,270	13,781
*	Elementis PLC	1,965,851	3,456,614
	Energean PLC	442,005	6,061,785
*	EnQuest PLC	9,196,591	1,908,732
	Entain PLC	395,670	3,860,235
	Epwin Group PLC	9,451	10,750
	Essentra PLC	1,062,925	2,336,013
*††	Evraz PLC	1,444,631	0
	Experian PLC	885,044	35,697,317
	FDM Group Holdings PLC	199,523	867,410
*	Ferrexpo PLC	1,097	694
	Fevertree Drinks PLC	31,729	448,888
	Firstgroup PLC	3,226,391	6,536,037
	Foresight Group Holdings Ltd.	46,589	256,992
Ω	Forterra PLC	798,640	1,631,568
	Foxtons Group PLC	817,147	591,261
*	Frasers Group PLC	666,653	6,784,248

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Fresnillo PLC	83,928	$581,267
	Fuller Smith & Turner PLC, Class A	118,967	898,726
*	Fund Technologies PLC	14,112	224,879
*Ω	Funding Circle Holdings PLC	65,068	53,186
	Future PLC	117,903	973,339
	Galliford Try Holdings PLC	483,455	1,453,769
	Games Workshop Group PLC	128,575	15,891,118
*	Gaming Realms PLC	66,942	30,775
	Gamma Communications PLC	160,307	2,612,530
	GB Group PLC	214,111	769,154
*	Gem Diamonds Ltd.	1,139,472	128,875
#	Genel Energy PLC	1,304,068	1,391,730
	Genuit Group PLC	1,025,800	5,544,182
*	Georgia Capital PLC	214,886	3,650,947
	Glencore PLC	13,494,847	78,520,584
*Ω	Global Ports Holding PLC	45,601	123,602
	Gooch & Housego PLC	21,418	147,098
	Goodwin PLC	896	76,653
	Grafton Group PLC	753,069	8,857,769
	Grainger PLC	2,701,838	8,619,641
*	Greencore Group PLC	2,009,677	3,287,489
	Greggs PLC	589,733	19,957,721
	GSK PLC	2,561,499	53,143,192
#	GSK PLC, Sponsored ADR	610,384	25,294,330
#*	Gulf Keystone Petroleum Ltd.	1,425,360	2,094,205
*	Gulf Marine Services PLC	278,465	75,457
*Ω	Gym Group PLC	459,431	629,397
	H&T Group PLC	17,925	94,014
	Haleon PLC	4,216,111	17,806,069
#	Haleon PLC, ADR	54,737	466,907
	Halfords Group PLC	1,110,549	2,085,515
	Halma PLC	222,842	6,107,395
	Harbour Energy PLC	2,138,831	7,643,067
	Hargreaves Lansdown PLC	1,448,252	14,635,071
	Hargreaves Services PLC	29,274	207,946
	Harworth Group PLC	133,946	232,031
	Hays PLC	5,659,191	6,498,713
	Headlam Group PLC	227,984	500,458
	Helical PLC	1,484,079	3,776,977
*	Helios Towers PLC	1,427,173	1,742,586
	Henry Boot PLC	368,414	856,611
	Hikma Pharmaceuticals PLC	407,631	9,787,453
	Hill & Smith PLC	315,416	7,403,515
	Hilton Food Group PLC	183,034	2,084,219
	Hiscox Ltd.	1,226,594	18,810,887
*	Hochschild Mining PLC	1,178,661	2,275,242
	Hollywood Bowl Group PLC	526,849	2,246,680
*Ω	Hostelworld Group PLC	111,033	221,962
	Howden Joinery Group PLC	2,223,313	24,200,132
	HSBC Holdings PLC	1,656,655	14,359,804
#	HSBC Holdings PLC, Sponsored ADR	3,009,227	131,142,113
	Hunting PLC	709,091	3,151,589
	I3 Energy PLC	351,667	47,200
Ω	Ibstock PLC	1,630,699	3,007,563
	IDOX PLC	117,152	95,478
	IG Group Holdings PLC	1,443,408	13,468,800
	IMI PLC	1,174,119	25,575,479
	Impax Asset Management Group PLC	106,090	587,480
	Imperial Brands PLC	1,833,138	41,887,476

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Inchcape PLC	1,876,002	$18,697,965
*	Indivior PLC	585,814	10,516,157
	Informa PLC	1,600,164	15,841,443
	IntegraFin Holdings PLC	708,708	2,639,382
	InterContinental Hotels Group PLC, ADR	73,073	7,186,739
	InterContinental Hotels Group PLC	121,989	11,898,020
	Intermediate Capital Group PLC	582,036	15,170,121
*	International Consolidated Airlines Group SA	937,841	2,043,884
*	International Distributions Services PLC	3,666,209	12,353,633
	International Personal Finance PLC	1,495,735	1,946,793
	Intertek Group PLC	399,229	24,571,158
	Investec PLC	2,383,254	15,096,204
	iomart Group PLC	74,425	119,691
	IP Group PLC	3,489,617	2,088,281
#*	IQE PLC	877,712	312,936
	ITV PLC	8,990,965	7,888,474
*	IWG PLC	3,541,055	8,175,495
*	J D Wetherspoon PLC	504,753	4,556,679
	J Sainsbury PLC	6,019,456	19,744,879
*	James Fisher & Sons PLC	203,585	700,095
#	James Halstead PLC	45,680	113,792
	JD Sports Fashion PLC	6,611,799	9,465,945
	JET2 PLC	172,775	3,089,673
*	John Wood Group PLC	3,129,578	5,774,778
	Johnson Matthey PLC	303,885	6,655,179
	Johnson Service Group PLC	757,933	1,222,022
	Jupiter Fund Management PLC	2,210,156	2,130,453
#,*Ω	Just Eat Takeaway.com NV	125,372	1,825,109
	Just Group PLC	5,405,877	6,951,773
	Kainos Group PLC	236,638	2,901,341
	Keller Group PLC	570,399	7,826,450
	Kier Group PLC	1,989,510	3,328,351
	Kingfisher PLC	6,580,751	20,270,842
	Kitwave Group PLC	64,163	310,312
	Knights Group Holdings PLC	59,372	95,616
	Lancashire Holdings Ltd.	984,550	7,457,956
	Learning Technologies Group PLC	31,398	28,733
	Legal & General Group PLC	7,877,170	23,123,428
	Liontrust Asset Management PLC	66,142	556,481
	Lloyds Banking Group PLC	76,245,423	49,207,474
	Lloyds Banking Group PLC, ADR	713,082	1,825,490
	Lok’nStore Group PLC	4,163	57,562
	London Investment Group PLC	17,231	72,514
	London Stock Exchange Group PLC	169,400	18,674,709
	LSL Property Services PLC	100,122	373,140
Ω	Luceco PLC	223,627	459,789
	M&C Saatchi PLC	33,950	79,577
	M&G PLC	6,324,872	15,834,491
	Macfarlane Group PLC	248,152	449,368
	Man Group PLC	6,510,668	20,879,073
	Marks & Spencer Group PLC	9,324,447	29,707,146
	Marshalls PLC	715,725	2,392,609
*	Marston’s PLC	3,925,462	1,368,385
*	McBride PLC	901,155	1,251,600
	Me Group International PLC	1,354,240	2,706,456
	Mears Group PLC	963,614	4,345,994
	Melrose Industries PLC	3,291,663	25,860,386
#*	Metro Bank Holdings PLC	28,970	12,103
	Midwich Group PLC	9,719	51,243

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Mitchells & Butlers PLC	2,360,853	$7,108,265
	Mitie Group PLC	5,522,579	8,015,706
	MJ Gleeson PLC	124,511	779,021
	Mobico Group PLC	2,810,921	1,938,325
	Mondi PLC	1,286,928	24,389,091
	Moneysupermarket.com Group PLC	2,508,459	6,720,636
*	Moonpig Group PLC	212,685	413,870
	Morgan Advanced Materials PLC	1,436,694	5,614,913
	Morgan Sindall Group PLC	238,529	6,725,484
	Mortgage Advice Bureau Holdings Ltd.	11,402	123,106
*	Motorpoint group PLC	58,346	101,659
	MP Evans Group PLC	25,387	265,616
*	N Brown Group PLC	360,554	64,399
#*	Naked Wines PLC	84,053	54,633
	National Grid PLC	671,931	8,813,824
#	National Grid PLC, Sponsored ADR	269,825	17,983,870
	NatWest Group PLC	7,153,766	27,001,040
#	NatWest Group PLC, Sponsored ADR	868,765	6,689,490
	NCC Group PLC	390,502	660,244
*Ω	Network International Holdings PLC	61,664	302,667
#	Next 15 Group PLC	141,491	1,583,968
	Next PLC	204,305	22,914,436
#*	Nexxen International Ltd.	4,362	12,535
*	Nexxen International Ltd., ADR	19,617	106,128
	Ninety One PLC	1,511,675	3,144,017
	NIOX Group PLC	41,421	36,855
	Norcros PLC	91,482	209,808
*	Ocado Group PLC	245,655	1,075,532
*Ω	On the Beach Group PLC	293,916	528,366
	OSB Group PLC	1,357,096	6,949,287
	Oxford Instruments PLC	195,814	5,495,984
*	Oxford Nanopore Technologies PLC	38,919	47,808
	Pagegroup PLC	2,038,638	11,328,777
	Pan African Resources PLC	5,667,948	1,713,399
#*	Pantheon Resources PLC	83,985	37,429
	Paragon Banking Group PLC	1,315,510	11,731,861
	PayPoint PLC	223,496	1,471,958
	Pearson PLC	575,355	6,981,260
	Pearson PLC, Sponsored ADR	567,634	6,913,782
	Pennon Group PLC	712,595	5,927,449
*	Pensana PLC	40,400	11,743
	Persimmon PLC	973,245	15,759,784
*	Petra Diamonds Ltd.	52,064	31,621
	Pets at Home Group PLC	1,305,295	4,765,144
	Pharos Energy PLC	2,094,350	615,133
	Phoenix Group Holdings PLC	1,488,020	9,063,091
*	Phoenix Spree Deutschland Ltd.	26,200	47,870
	Pinewood Technologies Group PLC	281,494	1,170,764
*	Playtech PLC	814,303	5,379,241
	Plus500 Ltd.	376,130	10,174,211
	Polar Capital Holdings PLC	294,066	1,991,959
	Porvair PLC	11,959	91,663
	PPHE Hotel Group Ltd.	32,501	598,841
	Premier Foods PLC	5,430,853	10,911,123
	Prudential PLC, ADR	344,958	6,057,462
	Prudential PLC	1,193,774	10,382,668
#*	PureTech Health PLC	276,687	745,426
*	PureTech Health PLC, ADR	137	3,704
	PZ Cussons PLC	668,135	842,910

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	QinetiQ Group PLC	2,594,193	$11,071,208
Ω	Quilter PLC	4,958,673	6,782,350
*	Rank Group PLC	848,405	883,204
	Rathbones Group PLC	148,807	3,029,798
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,343,250	2,156,130
	Reckitt Benckiser Group PLC	557,686	31,178,552
	Record PLC	151,344	117,217
	Redde Northgate PLC	1,393,049	6,661,557
	Redrow PLC	1,320,791	10,619,095
#	RELX PLC, Sponsored ADR	388,885	16,018,170
	RELX PLC	1,034,035	42,501,748
	Renew Holdings PLC	107,868	1,276,834
*	Renewi PLC	521,554	3,661,021
	Renishaw PLC	42,746	2,204,060
*	Renold PLC	105,020	64,958
	Rentokil Initial PLC	1,170,699	5,909,657
	RHI Magnesita NV	4,838	217,646
	Ricardo PLC	130,371	740,663
	Rightmove PLC	2,444,700	15,660,260
	Rio Tinto PLC	515,369	34,870,240
	Rio Tinto PLC, Sponsored ADR	49,935	3,387,091
*	RM PLC	39,681	35,758
	Robert Walters PLC	191,734	949,555
*	Rockhopper Exploration PLC	174,882	29,750
*	Rolls-Royce Holdings PLC	9,886,119	50,696,255
	Rotork PLC	2,788,175	11,208,280
	RS Group PLC	1,090,551	9,990,329
	RWS Holdings PLC	329,319	709,205
	S&U PLC	5,532	132,601
*	S4 Capital PLC	442,489	269,473
Ω	Sabre Insurance Group PLC	315,227	631,511
*	Saga PLC	541,733	712,730
	Sage Group PLC	657,098	9,528,511
*	Savannah Energy PLC	547,478	191,548
	Savills PLC	648,439	8,763,842
	Schroders PLC	1,487,179	6,519,912
	Secure Trust Bank PLC	12,403	109,011
	Senior PLC	1,348,340	2,742,952
	Serco Group PLC	4,588,639	10,465,310
	Serica Energy PLC	236,615	547,899
	Severfield PLC	841,936	709,872
	Severn Trent PLC	450,377	13,882,544
	Shell PLC	1,472,115	52,331,622
	Shell PLC, ADR	4,713,009	337,734,225
*	SIG PLC	2,786,577	908,839
*	Sigmaroc PLC	58,938	48,062
	Sirius Real Estate Ltd.	3,416,170	4,154,971
#	Smith & Nephew PLC, Sponsored ADR	95,877	2,313,512
	Smith & Nephew PLC	529,669	6,417,282
	Smiths Group PLC	411,883	8,303,544
	Smiths News PLC	467,656	309,740
	Softcat PLC	570,660	11,169,704
#*	SolGold PLC	1,067,511	122,026
	Spectris PLC	153,826	6,362,728
	Speedy Hire PLC	2,481,453	855,716
	Spirax-Sarco Engineering PLC	47,378	5,213,331
Ω	Spire Healthcare Group PLC	1,438,884	4,422,264
	Spirent Communications PLC	1,731,946	4,186,592

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	SSE PLC	837,501	$17,408,626
	SSP Group PLC	2,406,917	5,888,996
	St. James’s Place PLC	478,431	2,588,932
	Standard Chartered PLC	3,933,270	33,792,840
	SThree PLC	497,318	2,628,066
	Strix Group PLC	321,064	309,233
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	65,403	194,404
*	Synthomer PLC	693,785	2,245,270
	Tate & Lyle PLC	1,373,142	11,257,879
	Tatton Asset Management PLC	1,446	10,225
	Taylor Wimpey PLC	11,643,035	19,078,540
	TBC Bank Group PLC	63,238	2,728,345
	TClarke PLC	77,535	156,111
	Team Internet Group PLC	360,545	621,669
	Telecom Plus PLC	261,686	5,675,072
	Tesco PLC	9,714,835	35,867,835
#*	THG PLC	2,054,667	1,619,771
Ω	TI Fluid Systems PLC	825,962	1,421,091
	Topps Tiles PLC	931,205	499,888
	TP ICAP Group PLC	3,945,709	10,214,008
*Ω	Trainline PLC	149,733	556,754
	Travis Perkins PLC	875,125	8,191,438
	Treatt PLC	14,173	85,755
	Trifast PLC	129,353	124,659
	TT Electronics PLC	960,359	2,135,905
#*	Tullow Oil PLC	3,514,884	1,587,541
	Tyman PLC	420,346	1,971,661
	Unilever PLC, Sponsored ADR	358,049	18,564,841
	Unilever PLC	1,049,964	54,313,385
	United Utilities Group PLC	1,087,879	14,180,689
	Vanquis Banking Group PLC	839,122	503,179
	Vertu Motors PLC	931,958	819,809
	Vesuvius PLC	1,002,874	5,987,919
#*	Victoria PLC	3,486	8,426
	Victorian Plumbing Group PLC	21,312	20,436
	Victrex PLC	225,356	3,556,469
	Videndum PLC	77,752	267,909
	Virgin Money U.K. PLC	4,789,928	12,735,844
	Vistry Group PLC	1,235,215	18,348,642
	Vodafone Group PLC	42,452,138	35,799,948
	Volex PLC	213,565	858,967
	Volution Group PLC	405,026	2,183,289
	Vp PLC	17,348	136,780
*Ω	Watches of Switzerland Group PLC	475,493	1,994,495
#	Watkin Jones PLC	462,728	256,601
	Weir Group PLC	346,643	8,845,415
	WH Smith PLC	478,101	6,539,602
	Whitbread PLC	529,072	20,852,200
	Wickes Group PLC	1,747,363	3,157,320
	Wilmington PLC	153,206	699,656
*	Wise PLC, Class A	247,547	2,379,037
#	WPP PLC, Sponsored ADR	80,947	4,075,681
	WPP PLC	430,273	4,312,696
#*	Xaar PLC	211,992	307,846
	XPS Pensions Group PLC	60,951	202,628
	Young & Co.’s Brewery PLC	5,711	43,370
#	Young & Co.’s Brewery PLC, Class A	49,198	604,690

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Zotefoams PLC	24,807	$121,294

TOTAL UNITED KINGDOM			3,916,471,961

UNITED STATES — (0.2%)
	ADTRAN Holdings, Inc.	173,129	761,878
	CRH PLC	743,975	57,598,544
#	Diversified Energy Co. PLC	36,210	504,146
	Newmont Corp., CDI	410,153	16,606,611
	Noble Corp. PLC	23,104	1,023,310

TOTAL UNITED STATES			76,494,489

TOTAL COMMON STOCKS			30,412,652,355

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.806%	114,665	11,782,023
Ω	Dr Ing hc F Porsche AG, 1.204%	75,523	6,723,543
	Draegerwerk AG & Co. KGaA, 0.385%	42,889	2,284,174
	Einhell Germany AG, 1.801%	2,699	464,245
	FUCHS SE, 2.445%	256,023	11,956,096
	Henkel AG & Co. KGaA, 2.489%	229,386	18,222,823
	Jungheinrich AG, 1.957%	312,857	11,633,267
	Porsche Automobil Holding SE, 5.339%	250,019	12,738,839
	Sartorius AG, 0.262%	36,105	10,793,809
	Sixt SE, 9.373%	89,513	6,194,103
	STO SE & Co. KGaA, 3.117%	9,414	1,616,747
	Villeroy & Boch AG, 6.232%	61,622	1,122,961
	Volkswagen AG, 7.568%	404,078	49,501,616

TOTAL GERMANY			145,034,246

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	113,280	3,302
*	Galan Lithium Ltd. Warrants 03/20/2029	14,544	1,131
*	Highfield Resources Ltd. Warrants 06/19/2024	7,046	0
*	Imugene Ltd. Warrants 08/31/2026	223,457	6,659
*	Panoramic Resources Ltd. Warrants 09/16/2024	823,501	0
*	Peninsula Energy Ltd. Warrants 02/01/2025	55,579	360
*	Spartan Resources Ltd. Rights 05/10/2024	5,597	0

TOTAL AUSTRALIA			11,452

AUSTRIA — (0.0%)

*††	CA Immobilien Anlagen AG Rights	202,486	0
*††	S Immo AG Rights	151,701	0
*	Strabag SE Rights	72,227	0

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0

GERMANY — (0.0%)
*	Medigene AG Rights 05/07/2024	32,630	501

HONG KONG — (0.0%)
*	Aidigong Maternal & Child Health Ltd. Rights 05/06/2024	1,154,666	2,362

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	66,474	$0

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	2,760,613	0

TOTAL RIGHTS/WARRANTS		14,315

TOTAL INVESTMENT SECURITIES (Cost $23,497,062,191)		30,557,700,916

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	111,800,716	1,293,310,679

TOTAL INVESTMENTS — (100.0%)
(Cost $24,790,387,300)		$31,851,011,595

As of April 30, 2024, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,037	06/21/24	$270,302,049	$262,723,950	$(7,578,099)

Total Futures Contracts			$270,302,049	$262,723,950	$(7,578,099)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$85,018,639	$1,908,812,722	$230,105	$1,994,061,466
Austria	43,358	156,166,775	—	156,210,133
Belgium	5,909,016	336,891,003	—	342,800,019
Canada	3,346,105,883	7,191,922	—	3,353,297,805
China	15,040,271	740,167	—	15,780,438
Denmark	151,650,223	827,463,203	—	979,113,426
Finland	9,109,765	425,359,631	—	434,469,396
France	33,226,908	2,452,083,964	—	2,485,310,872
Germany	37,020,684	1,976,171,554	—	2,013,192,238
Hong Kong	311,343	533,057,270	120,020	533,488,633
Ireland	—	204,504,536	—	204,504,536
Israel	16,719,031	231,852,532	—	248,571,563
Italy	5,642,156	892,692,115	—	898,334,271
Japan	119,367,095	6,854,531,049	—	6,973,898,144
Netherlands	228,954,178	903,899,175	—	1,132,853,353
New Zealand	216,809	87,878,657	—	88,095,466
Norway	2,500,260	250,426,378	—	252,926,638
Portugal	271,515	95,527,266	—	95,798,781
Singapore	6,161	306,582,266	588,801	307,177,228
Spain	22,678,617	731,739,446	—	754,418,063
Sweden	440,767	866,234,270	24,353	866,699,390
Switzerland	244,316,758	2,044,367,288	—	2,288,684,046
United Kingdom	937,716,630	2,978,755,172	159	3,916,471,961

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	$57,598,544	$18,895,945	—	$76,494,489
Preferred Stocks
Germany	—	145,034,246	—	145,034,246
Rights/Warrants
Australia	—	11,452	—	11,452
Germany	—	501	—	501
Hong Kong	—	2,362	—	2,362
Securities Lending Collateral	—	1,293,310,679	—	1,293,310,679

Total Investments in Securities	$5,319,864,611	$26,530,183,546	$963,438<>	$31,851,011,595

Financial Instruments
Liabilities
Futures Contracts**	(7,578,099)	—	—	(7,578,099)

Total Financial Instruments	$(7,578,099)	—	—	$(7,578,099)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
AUSTRALIA — (22.4%)
	Abacus Group	4,082,524	$3,042,422
	Abacus Storage King	4,215,522	3,074,374
	Arena REIT	3,429,808	8,092,312
#	Aspen Group Ltd.	1,455,067	1,639,551
#	Australian Unity Office Fund	334,227	279,110
	BWP Trust	4,098,339	9,378,583
	Carindale Property Trust	259,419	729,696
	Centuria Capital Group	3,869,676	4,259,650
	Centuria Industrial REIT	4,243,207	8,664,052
	Centuria Office REIT	4,289,237	3,271,356
	Charter Hall Group	3,650,402	27,721,982
	Charter Hall Long Wale REIT	4,988,537	10,790,164
	Charter Hall Retail REIT	4,116,592	8,783,797
	Charter Hall Social Infrastructure REIT	3,235,385	5,284,800
	Cromwell Property Group	14,080,312	3,657,467
	Dexus	8,395,240	38,132,949
#	Dexus Convenience Retail REIT	583,047	1,027,213
	Dexus Industria REIT	2,669,783	5,019,812
	Elanor Investor Group	67,755	52,521
	Garda Property Group	310,380	242,992
	GDI Property Group Partnership	6,057,663	2,341,437
	Goodman Group	13,649,913	275,723,156
	GPT Group	14,903,864	40,082,943
	Growthpoint Properties Australia Ltd.	2,142,868	3,279,565
#	HealthCo REIT	768,577	593,208
	HMC Capital Ltd.	465,428	1,885,447
	HomeCo Daily Needs REIT	11,347,848	8,897,118
	Hotel Property Investments Ltd.	2,155,077	4,511,393
	Ingenia Communities Group	3,058,122	9,064,091
	Mirvac Group	30,916,906	40,509,445
	National Storage REIT	9,728,837	13,415,354
	Newmark Property REIT	83,099	77,631
	RAM Essential Services Property Fund	137,005	57,598
	Region RE Ltd.	9,007,313	12,626,930
	Scentre Group	40,781,586	82,584,742
	Stockland	18,760,133	53,149,639
	Vicinity Ltd.	30,150,414	36,921,262
	Waypoint REIT Ltd.	5,394,957	8,095,245

TOTAL AUSTRALIA			736,961,007

BELGIUM — (3.6%)
	Aedifica SA	379,680	24,260,640
	Ascencio	34,783	1,798,038
#*	Care Property Invest NV	323,294	4,796,928
#	Cofinimmo SA	285,513	18,912,832
	Home Invest Belgium SA	43,433	764,807
	Montea NV	118,728	10,179,013
#	Nextensa SA	29,282	1,478,009
	Retail Estates NV	120,493	8,410,244
	Shurgard Self Storage Ltd.	51,350	2,104,383
#	Vastned Belgium NV	886	28,049
#	Warehouses De Pauw CVA	1,371,456	36,267,277
	Wereldhave Belgium Comm VA	42,063	2,016,088
	Xior Student Housing NV	219,235	6,522,324

TOTAL BELGIUM			117,538,632

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (4.6%)
#	Allied Properties Real Estate Investment Trust	480,463	$5,908,719
#	Artis Real Estate Investment Trust	413,820	1,953,895
	Automotive Properties Real Estate Investment Trust	200,320	1,430,389
	Boardwalk Real Estate Investment Trust	189,266	9,743,422
	BSR Real Estate Investment Trust	200,926	2,129,816
#	BTB Real Estate Investment Trust	452,579	1,029,000
	Canadian Apartment Properties REIT	631,329	19,650,926
#	Choice Properties Real Estate Investment Trust	1,262,902	11,944,204
	Crombie Real Estate Investment Trust	379,202	3,539,568
#	CT Real Estate Investment Trust	404,624	3,947,336
#	Dream Industrial Real Estate Investment Trust	985,637	8,885,160
#	Dream Office Real Estate Investment Trust	75,614	1,038,110
#	European Residential Real Estate Investment Trust	316,042	539,497
	Firm Capital Property Trust	42,000	152,544
#	First Capital Real Estate Investment Trust	807,072	8,664,892
#	Granite Real Estate Investment Trust	237,811	11,755,376
#	H&R Real Estate Investment Trust	1,009,883	6,602,222
	Inovalis Real Estate Investment Trust	33,754	26,235
	InterRent Real Estate Investment Trust	566,522	4,930,036
	Killam Apartment Real Estate Investment Trust	431,935	5,393,501
Ω	Minto Apartment Real Estate Investment Trust	160,671	1,693,485
	Morguard North American Residential Real Estate Investment Trust	212,385	2,345,006
#	Morguard Real Estate Investment Trust	342,456	1,320,918
	Nexus Industrial REIT	262,965	1,327,575
#	NorthWest Healthcare Properties Real Estate Investment Trust	869,498	3,189,602
	Plaza Retail REIT	543,011	1,368,719
#	Primaris Real Estate Investment Trust	351,080	3,366,324
#	PRO Real Estate Investment Trust	323,237	1,185,739
#	RioCan Real Estate Investment Trust	1,117,099	14,151,895
#	Slate Grocery REIT, Class U	213,458	1,690,112
#	SmartCentres Real Estate Investment Trust	553,915	8,964,680
#	True North Commercial Real Estate Investment Trust	58,823	398,662

TOTAL CANADA			150,267,565

CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust, Class R	310,000	40,283
	Spring Real Estate Investment Trust	5,882,000	1,426,631
#	Yuexiu Real Estate Investment Trust	19,183,250	2,122,179

TOTAL CHINA			3,589,093

FRANCE — (6.6%)
	Altarea SCA	40,298	3,483,037
	ARGAN SA	76,154	5,986,807
	Carmila SA	520,321	8,741,642
	Covivio Hotels SACA	6,220	99,264
	Covivio SA	355,455	17,693,172
	Gecina SA	328,657	33,556,468
	ICADE	249,898	6,644,147
	Klepierre SA	1,494,622	40,134,195
	Mercialys SA	707,845	7,661,829
	Societe de la Tour Eiffel	49,135	529,266
*	Unibail-Rodamco-Westfield, CDI	5,963,927	24,339,760
*	Unibail-Rodamco-Westfield	826,281	68,856,435

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
	FRANCE — (Continued)
	Vitura SA	18,365	$140,299

	TOTAL FRANCE		217,866,321

	GERMANY — (0.2%)
	Deutsche Konsum REIT-AG	11,682	32,523
	Hamborner REIT AG	860,065	5,868,212

	TOTAL GERMANY		5,900,735

	HONG KONG — (3.2%)
	Champion REIT	22,545,012	5,022,344
	Fortune Real Estate Investment Trust	14,570,000	7,157,912
	Link REIT	20,078,821	86,033,571
	Prosperity REIT	14,705,000	2,338,963
	Regal Real Estate Investment Trust	9,834,000	614,121
	SF Real Estate Investment Trust	82,000	25,086
	Sunlight Real Estate Investment Trust	11,591,000	2,489,331

	TOTAL HONG KONG		103,681,328

	INDIA — (0.1%)
Ω	Brookfield India Real Estate Trust	288,160	872,175
	Embassy Office Parks REIT	634,220	2,737,425
Ω	Mindspace Business Parks REIT	208,744	887,262
	Nexus Select Trust	17,025	27,009

	TOTAL INDIA		4,523,871

	IRELAND — (0.2%)
	Irish Residential Properties REIT PLC	4,704,509	4,971,151

	ITALY — (0.0%)
#	Immobiliare Grande Distribuzione SIIQ SpA	584,045	1,024,964

	JAPAN — (21.5%)
	Activia Properties, Inc.	5,577	13,841,832
	Advance Logistics Investment Corp.	5,354	4,130,710
	Advance Residence Investment Corp.	10,924	23,617,834
	AEON REIT Investment Corp.	13,790	12,059,664
	Comforia Residential REIT, Inc.	5,311	11,496,943
	CRE Logistics REIT, Inc.	5,103	4,884,198
	Daiwa House REIT Investment Corp.	18,094	30,393,862
	Daiwa Office Investment Corp.	2,316	8,443,933
	Daiwa Securities Living Investments Corp.	15,950	10,830,186
	ESCON Japan Reit Investment Corp.	2,478	2,006,097
	Frontier Real Estate Investment Corp.	3,881	11,282,432
	Fukuoka REIT Corp.	5,534	5,944,117
	Global One Real Estate Investment Corp.	8,495	5,780,777
	GLP J-Reit	37,025	30,112,883
	Hankyu Hanshin REIT, Inc.	5,481	4,906,267
	Health Care & Medical Investment Corp.	3,327	2,776,469
	Heiwa Real Estate REIT, Inc.	8,127	7,286,068
#	Hoshino Resorts REIT, Inc.	1,937	6,780,565
	Hulic Reit, Inc.	10,570	10,102,096
	Ichigo Hotel REIT Investment Corp.	2,287	1,672,619
#	Ichigo Office REIT Investment Corp.	8,093	4,149,844
	Industrial & Infrastructure Fund Investment Corp.	16,176	13,375,614
	Invincible Investment Corp.	51,642	23,137,711
	Japan Excellent, Inc.	9,855	8,050,498
	Japan Hotel REIT Investment Corp.	35,798	18,811,755

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Logistics Fund, Inc.	7,186	$12,812,788
	Japan Metropolitan Fund Invest	55,179	33,313,129
	Japan Prime Realty Investment Corp.	6,714	14,528,174
	Japan Real Estate Investment Corp.	10,138	34,379,378
#	KDX Realty Investment Corp.	32,714	32,266,535
	LaSalle Logiport REIT	15,154	15,199,167
	Marimo Regional Revitalization REIT, Inc.	2,013	1,676,353
#	Mirai Corp.	14,766	4,227,921
	Mitsubishi Estate Logistics REIT Investment Corp.	3,805	9,752,824
	Mitsui Fudosan Logistics Park, Inc.	4,657	13,360,215
	Mori Hills REIT Investment Corp., Class C	12,438	10,823,790
	Mori Trust Reit, Inc.	21,108	9,793,392
	Nippon Accommodations Fund, Inc.	4,017	16,728,838
#	Nippon Building Fund, Inc.	12,088	46,185,763
	Nippon Hotel & Residential Investment Corp.	2,411	1,190,476
	Nippon Prologis REIT, Inc.	17,930	30,940,124
	NIPPON REIT Investment Corp.	3,717	8,395,007
	Nomura Real Estate Master Fund, Inc.	31,615	30,221,407
#	NTT UD REIT Investment Corp.	11,737	8,998,320
	One REIT, Inc.	2,125	3,577,595
	Orix JREIT, Inc.	21,023	22,159,928
	Samty Residential Investment Corp.	3,571	2,457,300
	Sankei Real Estate, Inc.	4,074	2,359,519
	Sekisui House Reit, Inc.	33,110	16,965,540
	SOSiLA Logistics REIT, Inc.	5,379	4,235,064
	Star Asia Investment Corp.	15,861	6,187,720
#	Starts Proceed Investment Corp.	2,215	2,905,258
	Takara Leben Real Estate Investment Corp.	5,814	3,768,031
	Tokyu REIT, Inc.	7,145	7,351,698
#	Tosei REIT Investment Corp.	2,892	2,549,264
	United Urban Investment Corp.	22,330	21,396,470
	XYMAX REIT Investment Corp.	2,364	1,830,469

TOTAL JAPAN			708,412,431

MALAYSIA — (0.6%)
	Al-’Aqar Healthcare REIT	295,700	81,236
#	Axis Real Estate Investment Trust	9,260,425	3,724,596
	Capitaland Malaysia Trust	12,901,898	1,742,020
#	IGB Real Estate Investment Trust	12,197,300	4,675,092
	KIP REIT	55,700	10,559
#	KLCCP Stapled Group	2,371,100	3,744,387
	Pavilion Real Estate Investment Trust	3,715,600	1,020,572
#	Sunway Real Estate Investment Trust	14,607,200	4,864,416
#	YTL Hospitality REIT	5,095,300	1,279,853

TOTAL MALAYSIA			21,142,731

MEXICO — (3.2%)
	Asesor de Activos Prisma SAPI de CV	8,188,318	2,724,540
	Concentradora Fibra Danhos SA de CV	2,869,199	3,472,031
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,179,855	2,244,774
Ω	FIBRA Macquarie Mexico	12,136,915	21,715,129
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,421,521	523,608
	Fibra Uno Administracion SA de CV	24,857,154	35,579,144
#	Prologis Property Mexico SA de CV	4,578,718	17,982,642
#	TF Administradora Industrial S de Real de CV	8,563,016	21,064,197

TOTAL MEXICO			105,306,065

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
NETHERLANDS — (0.7%)
Eurocommercial Properties NV	485,604	$11,044,532
NSI NV	210,301	3,987,408
Vastned Retail NV	152,236	3,399,262
Wereldhave NV	310,151	4,305,953

TOTAL NETHERLANDS		22,737,155

NEW ZEALAND — (1.6%)
Argosy Property Ltd.	9,401,971	6,216,219
Goodman Property Trust	11,409,378	15,301,953
Kiwi Property Group Ltd.	17,525,463	8,344,478
Precinct Properties Group	13,429,810	9,243,197
# Property for Industry Ltd.	3,291,880	4,308,337
# Stride Property Group	4,414,193	3,248,402
Vital Healthcare Property Trust	5,212,466	6,698,621

TOTAL NEW ZEALAND		53,361,207

PHILIPPINES — (0.1%)
AREIT, Inc.	1,809,000	1,086,269
DDMP Reit, Inc.	7,381,000	151,617
MREIT, Inc.	2,601,300	588,785

TOTAL PHILIPPINES		1,826,671

SAUDI ARABIA — (0.1%)
Al Rajhi REIT	590,890	1,334,801
Derayah REIT	321,783	598,665
Jadwa REIT Saudi Fund	257,227	830,252
Musharaka Real Estate Income Fund	263,928	368,538
Riyad REIT Fund	406,188	840,370

TOTAL SAUDI ARABIA		3,972,626

SINGAPORE — (10.4%)
AIMS APAC REIT	6,253,254	5,767,167
ARA U.S. Hospitality Trust	143,100	40,495
CapitaLand Ascendas REIT	28,803,380	54,559,980
CapitaLand Ascott Trust	18,945,221	12,583,260
# CapitaLand China Trust	10,212,800	4,960,994
CapitaLand Integrated Commercial Trust	42,546,111	60,649,270
CDL Hospitality Trusts	9,105,580	6,480,181
Daiwa House Logistics Trust	214,600	90,361
Digital Core REIT Management Pte. Ltd.	750,200	456,851
#†† EC World Real Estate Investment Trust	2,427,600	177,840
ESR-LOGOS REIT	59,546,832	12,642,354
Far East Hospitality Trust	9,729,721	4,378,955
# First Real Estate Investment Trust	16,638,603	2,988,817
Frasers Centrepoint Trust	8,549,858	13,543,287
Frasers Hospitality Trust	62,700	21,131
Frasers Logistics & Commercial Trust	24,215,132	17,541,065
# IREIT Global	2,638,234	627,444
Keppel DC REIT	9,832,483	12,264,331
# Keppel Pacific Oak U.S. REIT	7,305,000	992,823
Keppel REIT	17,804,326	11,432,058
# Lendlease Global Commercial REIT	14,024,804	5,578,092
Lippo Malls Indonesia Retail Trust	55,201,179	479,970
Manulife U.S. Real Estate Investment Trust	13,441,286	958,901
Mapletree Industrial Trust	17,228,858	28,528,152
Mapletree Logistics Trust	26,980,447	26,475,961
Mapletree Pan Asia Commercial Trust	18,392,106	16,854,030

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
SINGAPORE — (Continued)
OUE Real Estate Investment Trust	14,411,854	$2,839,591
Paragon REIT	290,200	179,593
Parkway Life Real Estate Investment Trust	3,864,100	10,142,962
# Prime U.S. REIT	4,004,000	444,136
# Sabana Industrial Real Estate Investment Trust	7,626,097	2,038,568
Sasseur Real Estate Investment Trust	4,134,800	2,041,462
Starhill Global REIT	21,086,700	7,328,433
Suntec Real Estate Investment Trust	20,253,000	15,967,133

TOTAL SINGAPORE		342,055,648

SOUTH AFRICA — (1.8%)
# Attacq Ltd.	4,964,393	2,655,238
Burstone Group Ltd.	5,025,428	1,831,859
Emira Property Fund Ltd.	299,779	154,319
# Equites Property Fund Ltd.	6,321,368	4,128,114
Fairvest Ltd., Class B	6,728,703	1,270,519
Growthpoint Properties Ltd.	26,888,033	15,623,941
Hyprop Investments Ltd.	3,198,811	4,911,314
Octodec Investments Ltd.	502,228	258,644
Redefine Properties Ltd.	52,702,096	11,022,513
# Resilient REIT Ltd.	2,994,059	7,016,843
# SA Corporate Real Estate Ltd.	24,740,646	3,378,715
# Stor-Age Property REIT Ltd.	522,269	369,200
Vukile Property Fund Ltd.	7,646,519	6,125,116

TOTAL SOUTH AFRICA		58,746,335

SOUTH KOREA — (0.5%)
E KOCREF CR-REIT Co. Ltd.	310,830	1,037,875
ESR Kendall Square REIT Co. Ltd.	206,950	687,355
IGIS Residence REIT Co. Ltd.	110,450	323,314
IGIS Value Plus REIT Co. Ltd.	288,375	1,031,857
JR Global Reit	1,202,585	3,501,136
KB Star Real Estate Investment Trust, Inc.	129,006	396,756
Koramco Life Infra Reit	595,403	2,030,252
LOTTE Reit Co. Ltd.	373,768	857,159
Mirae Asset Global REIT Co. Ltd.	157,107	346,661
Miraeasset Maps Reit1 Co. Ltd.	63,978	148,091
NH All-One REIT Co. Ltd.	96,915	244,151
Shinhan Alpha REIT Co. Ltd.	560,601	2,565,124
Shinhan Seobu T&D REIT Co. Ltd.	72,187	208,855
SK REITs Co. Ltd.	498,488	1,491,620

TOTAL SOUTH KOREA		14,870,206

SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	2,103,086	12,300,312
Lar Espana Real Estate Socimi SA	731,297	5,310,814
Merlin Properties Socimi SA	2,595,301	29,194,926

TOTAL SPAIN		46,806,052

TAIWAN — (0.3%)
Cathay No. 1 REIT	10,846,000	5,701,979
Cathay No. 2 REIT	4,142,000	2,126,741
Fubon No. 1 REIT	1,308,000	592,816
Fubon No. 2 REIT	4,032,000	1,583,574

TOTAL TAIWAN		10,005,110

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (0.1%)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	2,464,900	$645,157
	IMPACT Growth Real Estate Investment Trust	1,466,200	466,842
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	3,061,500	755,875

TOTAL THAILAND			1,867,874

TURKEY — (0.6%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	13,751,517	950,412
*	AKIS Gayrimenkul Yatirimi AS	3,383,291	1,919,221
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	54,504	607,126
	Alarko Gayrimenkul Yatirim Ortakligi AS	484,060	675,145
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,731,156	4,426,931
	Halk Gayrimenkul Yatirim Ortakligi AS	4,705,238	465,558
*	Is Gayrimenkul Yatirim Ortakligi AS	2,620,598	1,264,028
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,676,749	714,886
*	Kuyumcukent Gayrimenkul Yatirimlari AS	790,392	1,237,614
*	Nurol Gayrimenkul Yatirim Ortakligi AS	244,891	55,915
*	Ozak Gayrimenkul Yatirim Ortakligi	3,011,554	786,420
	Panora Gayrimenkul Yatirim Ortakligi	538,239	665,209
*	Pera Gayrimenkul Yatirim Ortakligi AS	1,003,146	674,842
*	Reysas Gayrimenkul Yatirim Ortakligi AS	1,131,025	1,112,352
*	Servet Gayrimenkul Yatirim Ortakligi AS	130,928	1,199,923
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,547,853	2,154,990
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	8,826,758	555,121
*	Yeni Gimat Gayrimenkul Ortakligi AS	902,427	1,221,670

TOTAL TURKEY			20,687,363

UNITED KINGDOM — (14.5%)
	Abrdn Property Income Trust Ltd.	4,118,995	2,580,594
	AEW U.K. REIT PLC	136,073	143,127
	Assura PLC	27,679,541	14,171,079
	Balanced Commercial Property Trust Ltd.	2,161,193	2,103,753
	Big Yellow Group PLC	1,521,297	20,464,975
	British Land Co. PLC	6,879,391	33,173,431
	Capital & Regional PLC	5,467	3,331
	CLS Holdings PLC	982,702	1,011,842
#	Custodian Property Income Reit PLC	3,092,659	2,847,047
#	Derwent London PLC	800,123	20,501,596
	Empiric Student Property PLC	6,183,404	6,948,479
	Great Portland Estates PLC	1,992,019	9,704,093
	Hammerson PLC	40,253,643	13,653,850
	Helical PLC	64,005	162,893
	Impact Healthcare Reit PLC	1,961,116	2,050,121
*††	Intu Properties PLC	13,154,605	0
	Land Securities Group PLC	5,689,059	45,979,298
	LondonMetric Property PLC	16,387,483	40,000,412
	NewRiver REIT PLC	4,060,171	3,791,708
	Palace Capital PLC	37,890	116,572
	Picton Property Income Ltd.	1,203,031	991,497
	Primary Health Properties PLC	11,464,783	13,122,510
	PRS REIT PLC	2,009,348	1,980,374
#Ω	Regional REIT Ltd.	4,414,110	1,233,118
Ω	Residential Secure Income PLC	196,923	121,789
	Safestore Holdings PLC	1,984,208	19,123,517
	Schroder European Real Estate Investment Trust PLC	56,413	45,035
	Schroder Real Estate Investment Trust Ltd.	5,285,149	2,918,703
	Segro PLC	10,262,575	107,943,018
	Shaftesbury Capital PLC	12,936,472	21,654,359
	Sirius Real Estate Ltd.	1,486,224	1,807,644

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Supermarket Income Reit PLC	918,102	$829,344
	Target Healthcare REIT PLC	4,960,265	4,805,492
	Town Centre Securities PLC	222	392
Ω	Triple Point Social Housing Reit PLC	630,317	474,552
#	Tritax Big Box REIT PLC	15,845,981	29,930,444
	U.K. Commercial Property REIT Ltd.	3,749,667	3,147,200
	UNITE Group PLC	2,961,776	34,239,725
	Urban Logistics REIT PLC	1,672,947	2,415,046
	Warehouse Reit PLC	869,137	865,985
	Workspace Group PLC	1,494,773	9,239,254

TOTAL UNITED KINGDOM			476,297,199

UNITED STATES — (0.0%)
	United Hampshire U.S. REIT	126,200	53,530

TOTAL COMMON STOCKS Cost ($3,516,138,609)			3,234,472,870

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	4,679,137	54,128,257

TOTAL INVESTMENTS — (100.0%) (Cost $3,570,267,176)			$3,288,601,127

As of April 30, 2024, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	84	06/21/24	$21,898,927	$21,281,400	$(617,527)

Total Futures Contracts			$21,898,927	$21,281,400	$(617,527)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$736,961,007	—	$736,961,007
Belgium	—	117,538,632	—	117,538,632
Canada	$150,267,565	—	—	150,267,565
China	—	3,589,093	—	3,589,093
France	—	217,866,321	—	217,866,321
Germany	—	5,900,735	—	5,900,735
Hong Kong	—	103,681,328	—	103,681,328
India	—	4,523,871	—	4,523,871
Ireland	—	4,971,151	—	4,971,151
Italy	—	1,024,964	—	1,024,964
Japan	—	708,412,431	—	708,412,431
Malaysia	—	21,142,731	—	21,142,731
Mexico	105,306,065	—	—	105,306,065
Netherlands	—	22,737,155	—	22,737,155

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$53,361,207	—	$53,361,207
Philippines	—	1,826,671	—	1,826,671
Saudi Arabia	—	3,972,626	—	3,972,626
Singapore	—	341,877,808	$177,840	342,055,648
South Africa	—	58,746,335	—	58,746,335
South Korea	—	14,870,206	—	14,870,206
Spain	—	46,806,052	—	46,806,052
Taiwan	—	10,005,110	—	10,005,110
Thailand	—	1,867,874	—	1,867,874
Turkey	—	20,687,363	—	20,687,363
United Kingdom	—	476,297,199	—	476,297,199
United States	—	53,530	—	53,530
Securities Lending Collateral	—	54,128,257	—	54,128,257

Total Investments in Securities	$255,573,630	$3,032,849,657	$177,840<>	$3,288,601,127

Financial Instruments Liabilities
Futures Contracts**	$(617,527)	—	—	(617,527)

Total Financial Instruments	$(617,527)	—	—	$(617,527)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (71.7%)
UNITED STATES — (71.7%)
	Acadia Realty Trust	425,337	$7,349,823
	Agree Realty Corp.	430,572	24,637,330
	Alexander’s, Inc.	10,106	2,138,025
	Alexandria Real Estate Equities, Inc.	743,704	86,172,982
	Alpine Income Property Trust, Inc.	46,510	694,394
	American Assets Trust, Inc.	213,550	4,559,293
	American Homes 4 Rent, Class A	1,429,182	51,164,716
	American Tower Corp.	2,065,287	354,320,638
	Americold Realty Trust, Inc.	1,231,191	27,049,266
	Apartment Income REIT Corp.	693,170	26,603,865
*	Apartment Investment & Management Co., Class A	593,950	4,751,600
	Apple Hospitality REIT, Inc.	1,009,368	14,898,272
#*	Ashford Hospitality Trust, Inc.	130,511	152,698
	AvalonBay Communities, Inc.	629,555	119,344,741
	Bluerock Homes Trust, Inc.	14,660	246,734
	Boston Properties, Inc.	647,543	40,076,436
	Braemar Hotels & Resorts, Inc.	253,577	692,265
	Brandywine Realty Trust	832,615	3,780,072
	Brixmor Property Group, Inc.	1,292,442	28,562,968
	Broadstone Net Lease, Inc.	809,260	11,782,826
	BRT Apartments Corp.	42,205	757,158
	Camden Property Trust	473,308	47,179,341
	CareTrust REIT, Inc.	566,855	14,012,656
#	CBL & Associates Properties, Inc.	15,536	337,908
	Centerspace	68,378	4,598,421
	Chatham Lodging Trust	226,714	2,078,967
	City Office REIT, Inc.	200,461	934,148
	Clipper Realty, Inc.	20,974	88,091
	Community Healthcare Trust, Inc.	115,126	3,054,293
	COPT Defense Properties	488,557	11,710,711
	Cousins Properties, Inc.	668,556	15,336,675
	Creative Media & Community Trust Corp.	2,013	6,683
	Crown Castle, Inc.	1,919,710	180,030,404
#	CTO Realty Growth, Inc.	96,992	1,682,811
	CubeSmart	985,619	39,858,432
	DiamondRock Hospitality Co.	914,886	8,142,485
	Digital Realty Trust, Inc.	1,353,023	187,772,532
	Diversified Healthcare Trust	732,870	1,729,573
#	Douglas Emmett, Inc.	722,709	9,908,340
#	Easterly Government Properties, Inc.	436,780	5,105,958
	EastGroup Properties, Inc.	207,382	32,218,868
	Elme Communities	380,414	5,767,076
	Empire State Realty Trust, Inc., Class A	607,760	5,530,616
#	EPR Properties	329,295	13,366,084
	Equinix, Inc.	417,536	296,914,025
*	Equity Commonwealth	463,403	8,674,904
	Equity LifeStyle Properties, Inc.	768,338	46,323,098
	Equity Residential	1,602,298	103,187,991
#	Essential Properties Realty Trust, Inc.	735,147	19,363,772
	Essex Property Trust, Inc.	279,450	68,814,563
	Extra Space Storage, Inc.	929,204	124,773,541
	Federal Realty Investment Trust	323,414	33,690,036
	First Industrial Realty Trust, Inc.	573,968	26,069,627
	Four Corners Property Trust, Inc.	404,333	9,481,609
	Franklin Street Properties Corp., Class C	380,388	707,522

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
UNITED STATES — (Continued)
	Gaming & Leisure Properties, Inc.	1,220,934	$52,170,510
	Getty Realty Corp.	225,824	6,119,830
#	Gladstone Commercial Corp.	187,836	2,511,367
	Global Medical REIT, Inc.	295,600	2,397,316
#	Global Net Lease, Inc.	869,947	6,046,128
	Healthcare Realty Trust, Inc., Class A	1,653,260	23,525,890
	Healthpeak Properties, Inc.	3,115,963	57,988,075
#	Highwoods Properties, Inc.	460,341	12,060,934
	Host Hotels & Resorts, Inc.	3,074,595	58,017,608
#	Hudson Pacific Properties, Inc.	616,894	3,577,985
	Independence Realty Trust, Inc.	987,710	15,576,187
	Industrial Logistics Properties Trust	253,423	892,049
#	Innovative Industrial Properties, Inc.	82,545	8,535,153
	InvenTrust Properties Corp.	197,049	4,993,222
	Invitation Homes, Inc.	2,717,137	92,926,085
	Iron Mountain, Inc.	1,289,294	99,946,071
#	JBG SMITH Properties	378,146	5,675,971
	Kilroy Realty Corp.	484,399	16,372,686
	Kimco Realty Corp.	2,951,692	54,990,024
	Kite Realty Group Trust	937,588	20,439,418
	Lamar Advertising Co., Class A	383,949	44,480,492
#	LTC Properties, Inc.	202,433	6,700,532
	LXP Industrial Trust	1,286,342	10,740,956
	Macerich Co.	939,539	12,928,057
#	Medical Properties Trust, Inc.	2,601,150	11,965,290
	Mid-America Apartment Communities, Inc.	506,321	65,821,730
	Modiv Industrial, Inc.	687	10,284
	National Health Investors, Inc.	193,486	12,201,227
#	National Storage Affiliates Trust	354,850	12,433,944
	NET Lease Office Properties	64,964	1,485,077
#	NETSTREIT Corp.	319,515	5,383,828
	NexPoint Residential Trust, Inc.	103,198	3,533,500
	NNN REIT, Inc.	787,192	31,904,892
#	Office Properties Income Trust	231,988	468,616
#	Omega Healthcare Investors, Inc.	1,053,654	32,041,618
	One Liberty Properties, Inc.	78,324	1,794,403
	Orion Office REIT, Inc.	254,717	794,717
	Outfront Media, Inc.	611,723	9,701,927
	Paramount Group, Inc.	703,921	3,266,193
	Park Hotels & Resorts, Inc.	913,077	14,727,932
#	Pebblebrook Hotel Trust	522,420	7,590,763
	Phillips Edison & Co., Inc.	312,372	10,214,564
	Piedmont Office Realty Trust, Inc., Class A	560,556	3,862,231
	Plymouth Industrial REIT, Inc.	142,283	2,970,869
	Postal Realty Trust, Inc., Class A	79,505	1,101,144
	Prologis, Inc.	4,100,576	418,463,781
	Public Storage	699,804	181,564,148
	Realty Income Corp.	3,402,840	182,188,045
	Regency Centers Corp.	765,174	45,313,604
	Retail Opportunity Investments Corp.	551,832	6,770,979
	Rexford Industrial Realty, Inc.	966,928	41,394,188
	RLJ Lodging Trust	675,642	7,432,062
	Ryman Hospitality Properties, Inc.	246,681	26,019,912
	Sabra Health Care REIT, Inc.	1,009,581	14,053,368
	Saul Centers, Inc.	60,810	2,214,092
	SBA Communications Corp.	473,148	88,062,306
#	Service Properties Trust	741,507	4,545,438
	Simon Property Group, Inc.	1,438,243	202,116,289
	SITE Centers Corp.	814,558	10,988,387

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
UNITED STATES — (Continued)
# SL Green Realty Corp.	281,614	$14,032,826
STAG Industrial, Inc.	787,311	27,075,625
Summit Hotel Properties, Inc.	502,802	3,021,840
Sun Communities, Inc.	546,928	60,884,025
Sunstone Hotel Investors, Inc.	843,541	8,604,118
# Tanger, Inc.	457,090	12,958,502
# Terreno Realty Corp.	389,497	21,169,162
UDR, Inc.	1,359,216	51,758,945
UMH Properties, Inc.	298,773	4,756,466
Uniti Group, Inc.	1,041,781	5,990,241
Universal Health Realty Income Trust	61,105	2,201,613
Urban Edge Properties	557,754	9,331,224
Ventas, Inc.	1,771,326	78,434,315
Veris Residential, Inc.	326,531	4,705,312
VICI Properties, Inc.	4,620,464	131,914,247
# Vornado Realty Trust	780,152	20,307,357
Welltower, Inc.	2,304,870	219,608,014
Whitestone REIT	218,891	2,517,247
# WP Carey, Inc.	954,768	52,359,477
Xenia Hotels & Resorts, Inc.	443,930	6,157,309

TOTAL UNITED STATES.		4,959,989,622

AFFILIATED INVESTMENT COMPANIES — (26.3%)
UNITED STATES — (26.3%)
Investment in DFA International Real Estate Securities Portfolio Portfolio of DFA Investment Dimensions Group, Inc.	521,719,930	1,815,585,358

TOTAL INVESTMENT SECURITIES (Cost $7,028,762,841)		6,775,574,980

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	12,093,627	139,899,074

TOTAL INVESTMENTS — (100.0%) (Cost $7,168,663,634)		$6,915,474,054

As of April 30, 2024, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	215	06/21/24	$55,331,884	$54,470,250	$(861,634)

Total Futures Contracts			$55,331,884	$54,470,250	$(861,634)

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$4,959,989,622	—	—	$4,959,989,622
Affiliated Investment Company	1,815,585,358	—	—	1,815,585,358
Securities Lending Collateral	—	$139,899,074	—	139,899,074

Total Investments in Securities	$6,775,574,980	$139,899,074	—	$6,915,474,054

Financial Instruments Liabilities
Futures Contracts**	(861,634)	—	—	(861,634)

Total Financial Instruments	$(861,634)	—	—	$(861,634)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.1%)
AUSTRALIA — (6.1%)
	Accent Group Ltd.	464,761	$564,685
	Acrow Ltd.	114	83
#	Adairs Ltd.	775,609	1,063,066
*	Adbri Ltd.	3,237,062	6,566,751
*	Ainsworth Game Technology Ltd.	814,002	630,780
*	Alkane Resources Ltd.	2,414,514	966,194
*	Alliance Aviation Services Ltd.	281,396	571,052
*	Alumina Ltd.	4,604,373	4,730,196
	AMP Ltd.	2,408,823	1,695,412
	Ansell Ltd.	1,391,028	22,870,016
#	APM Human Services International Ltd.	36,438	28,430
	ARN Media Ltd.	1,116,317	601,444
*	Aurelia Metals Ltd.	2,083,480	267,880
	Austal Ltd.	4,794,370	7,091,263
#	Austin Engineering Ltd.	656,808	213,570
*	Australian Agricultural Co. Ltd.	2,279,302	2,023,595
#*	Australian Vintage Ltd.	612,478	149,350
	Auswide Bank Ltd.	15,599	43,938
*	AVJennings Ltd.	1,741,632	363,786
#	Bank of Queensland Ltd.	5,456,576	21,554,296
	Bapcor Ltd.	1,596,936	5,979,383
	Base Resources Ltd.	1,700,058	274,805
*	BCI Minerals Ltd.	1,771,787	263,105
	Beach Energy Ltd.	26,473,111	27,108,029
	Bega Cheese Ltd.	706,921	1,874,084
	Bell Financial Group Ltd.	49,868	43,459
	Bendigo & Adelaide Bank Ltd.	26,375	165,322
	Brickworks Ltd.	1,060,655	18,267,866
*††	BWX Ltd.	1,263,882	0
	Calima Energy Ltd.	596,138	48,332
	Capral Ltd.	28,874	183,960
#	Cedar Woods Properties Ltd.	973,376	2,991,162
	Challenger Ltd.	1,970,039	8,487,723
*	Cooper Energy Ltd.	35,550,986	4,665,819
Ω	Coronado Global Resources, Inc., CDI	191,747	152,389
	Credit Corp. Group Ltd.	253,689	2,654,814
	CSR Ltd.	1,044,551	5,957,893
*	Develop Global Ltd.	7,924	12,437
	Domain Holdings Australia Ltd.	172,385	325,790
	Downer EDI Ltd.	10,381,935	31,167,125
	Elanor Investor Group	68,066	52,762
#	Elders Ltd.	1,281,348	6,961,789
#	Emeco Holdings Ltd.	2,993,298	1,389,002
	Enero Group Ltd.	24,327	26,111
	EQT Holdings Ltd.	36,419	714,495
	EVT Ltd.	551,193	4,218,491
	Fenix Resources Ltd.	218,733	39,690
*	Finbar Group Ltd.	11,796	6,052
*	FleetPartners Group Ltd.	4,106,440	9,508,318
#	Fleetwood Ltd.	963,254	1,002,783
	G8 Education Ltd.	11,869,476	9,323,271
	Gold Road Resources Ltd.	306,885	317,575
	GrainCorp Ltd., Class A	4,664,869	25,631,840
#	Grange Resources Ltd.	6,804,554	1,831,772
	GTN Ltd.	74,832	20,871

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	720,775	$4,733,163
	GWA Group Ltd.	1,622,189	2,680,302
	Harvey Norman Holdings Ltd.	3,980,299	11,689,388
#*	Healius Ltd.	11,119,593	8,565,939
	Helia Group Ltd.	6,335,205	16,260,855
	Horizon Oil Ltd.	118,216	13,341
#	Humm Group Ltd.	4,118,005	1,233,793
	IGO Ltd.	312,734	1,557,628
	Iluka Resources Ltd.	1,126,369	5,477,096
	Imdex Ltd.	659,125	883,941
	Incitec Pivot Ltd.	2,724,096	4,891,352
#	Insignia Financial Ltd.	9,009,992	14,100,412
#	Integral Diagnostics Ltd.	90,034	148,113
	IVE Group Ltd.	1,381,639	1,906,102
*	Judo Capital Holdings Ltd.	211,890	181,928
	Jupiter Mines Ltd.	1,747,299	332,590
*	Karoon Energy Ltd.	1,559,727	1,925,099
#	Kelsian Group Ltd.	240,391	854,344
	Lendlease Corp. Ltd.	2,097,347	8,649,558
	Link Administration Holdings Ltd.	733,502	1,058,542
#	Maas Group Holdings Ltd.	6,892	19,175
	Macmahon Holdings Ltd.	8,250,333	1,326,057
#	Magellan Financial Group Ltd.	1,551,944	8,812,140
#	McPherson’s Ltd.	1,531,327	485,634
#*	Metals X Ltd.	255,210	74,335
	Michael Hill International Ltd.	416,865	177,780
*	MMA Offshore Ltd.	1,989,867	3,356,119
#	Monash IVF Group Ltd.	5,115,539	4,845,089
*	Mount Gibson Iron Ltd.	8,946,483	2,562,646
#	Myer Holdings Ltd.	10,110,112	4,954,995
	MyState Ltd.	1,504,583	3,480,845
	Navigator Global Investments Ltd.	1,683,942	2,013,764
	New Hope Corp. Ltd.	4,101,485	11,931,301
	Nickel Industries Ltd.	13,349,868	8,018,114
#	Nine Entertainment Co. Holdings Ltd.	8,295,467	8,085,711
	NRW Holdings Ltd.	6,974,833	12,449,785
	Nufarm Ltd.	5,830,635	19,271,902
*	Nuix Ltd.	14,040	18,602
#	OM Holdings Ltd.	97,211	30,208
*	Omni Bridgeway Ltd.	162,097	130,196
	oOh!media Ltd.	3,941,170	4,261,082
	Pacific Current Group Ltd.	70,198	456,369
	Peet Ltd.	3,126,040	2,399,693
#	PeopleIN Ltd.	24,030	15,016
	Perenti Ltd.	9,477,580	5,817,318
	Perpetual Ltd.	348,949	5,305,500
	Perseus Mining Ltd.	19,262,138	28,175,147
#	Peter Warren Automotive Holdings Ltd.	196,341	284,501
*	PEXA Group Ltd.	561,996	4,371,358
	Premier Investments Ltd.	258,424	4,970,950
	Ramelius Resources Ltd.	9,861,074	13,080,814
*	Regis Resources Ltd.	11,867,629	16,716,472
#	Reject Shop Ltd.	272,371	748,300
	Reliance Worldwide Corp. Ltd.	5,734,006	18,820,926
*	Resolute Mining Ltd.	32,698,880	8,883,110
*	Retail Food Group Ltd.	440,548	19,979
	Ridley Corp. Ltd.	3,910,158	5,704,939
*	Sandfire Resources Ltd.	7,736,107	46,594,719
#*	Select Harvests Ltd.	298,680	674,120

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Servcorp Ltd.	409,955	$1,087,199
	Service Stream Ltd.	6,162,790	5,075,747
*	Seven West Media Ltd.	504,910	68,238
	SG Fleet Group Ltd.	49,174	99,725
	Shaver Shop Group Ltd.	1,183,624	872,928
	Sigma Healthcare Ltd.	10,680,632	8,697,048
*	Silver Lake Resources Ltd.	11,957,934	11,034,685
	Sims Ltd.	2,930,237	22,458,140
#	Solvar Ltd.	2,972,004	1,849,827
	Southern Cross Electrical Engineering Ltd.	209,262	166,528
#	Southern Cross Media Group Ltd.	1,224,691	755,606
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	804,926	434,887
	Stanmore Resources Ltd.	6,390	13,658
#*	Star Entertainment Group Ltd.	13,545,023	3,491,650
††	Sunland Group Ltd.	1,837,244	65,459
	Super Retail Group Ltd.	1,302,458	12,110,744
*	Superloop Ltd.	2,824,059	2,447,100
	Tabcorp Holdings Ltd.	26,883,201	12,614,043
*††	Ten Sixty Four Ltd.	500,279	35,649
#	Terracom Ltd.	499,687	78,704
*††	Virgin Australia Holdings Pty. Ltd.	39,419,376	0
Ω	Viva Energy Group Ltd.	620,526	1,358,638
*	West African Resources Ltd.	4,733,420	4,010,878
#	Westgold Resources Ltd.	5,522,944	7,890,239
	Whitehaven Coal Ltd.	202,351	1,000,926

TOTAL AUSTRALIA			687,870,549

AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	332,562	4,761,596
#	AT&S Austria Technologie & Systemtechnik AG	28,133	624,716
Ω	BAWAG Group AG	357,777	21,363,149
	EVN AG	122,504	3,764,996
	Mayr Melnhof Karton AG	223	26,686
	Oberbank AG	19,395	1,448,578
	Porr AG	65,181	987,985
	Raiffeisen Bank International AG	381,214	7,040,587
	Semperit AG Holding	42,881	531,061
*	Strabag SE	4,393	186,678
	Telekom Austria AG	15,144	130,074
	UNIQA Insurance Group AG	46,834	410,811
	Vienna Insurance Group AG Wiener Versicherung Gruppe	431,545	13,434,248
	voestalpine AG	1,181,674	31,556,699
	Zumtobel Group AG	178,130	1,138,557

TOTAL AUSTRIA			87,406,421

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	304,209	52,289,631
	Ageas SA	13,357	613,107
*	AGFA-Gevaert NV	736,966	938,057
	Bekaert SA	841,379	42,099,012
#	bpost SA	476,628	1,876,804
	Cie d’Entreprises CFE	51,813	422,839
	Deceuninck NV	1,441,909	3,914,250
	Deme Group NV	15,429	2,449,430
	Econocom Group SA	23,550	55,153
*	Galapagos NV	229,791	6,499,562
#*	Galapagos NV, Sponsored ADR	37,726	1,073,305

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	193,995	$9,056,229
	Greenyard NV	72,342	412,091
*	Ontex Group NV	157,541	1,587,547
	Proximus SADP	1,283,481	9,456,312
	Recticel SA	415,371	5,470,505
	Roularta Media Group NV	1,995	23,090
	Sipef NV	89,430	5,379,055
	Tessenderlo Group SA	122,485	3,143,206
	Viohalco SA	35,319	216,446

TOTAL BELGIUM			146,975,631

CANADA — (11.5%)
#	Acadian Timber Corp.	113,677	1,444,238
	ADENTRA, Inc.	30,238	935,266
*	Advantage Energy Ltd.	3,001,109	23,413,294
	Aecon Group, Inc.	1,119,494	13,751,239
	AGF Management Ltd., Class B	1,047,632	5,996,688
#*	Aimia, Inc.	58,791	100,786
	Alamos Gold, Inc., Class A	6,162,499	90,648,026
	Alaris Equity Partners Income	284,825	3,229,665
#	Algoma Central Corp.	307,731	3,252,451
#	Algoma Steel Group, Inc.	12,037	92,083
#	Andrew Peller Ltd., Class A	32,765	91,394
	B2Gold Corp.	14,491,548	36,907,374
	Baytex Energy Corp.	1,620,150	6,002,081
#	Birchcliff Energy Ltd.	5,470,217	22,490,414
	Black Diamond Group Ltd.	889,335	5,471,737
*	Bonterra Energy Corp.	219,215	944,281
	Brookfield Reinsurance Ltd.	4,318	173,454
*	Calfrac Well Services Ltd.	8,902	27,288
	Canaccord Genuity Group, Inc.	1,166,180	7,395,308
	Canadian Western Bank	1,865,596	35,790,063
*	Canfor Corp.	267,856	2,823,223
*	Capstone Copper Corp.	2,048,287	14,179,476
#	Cardinal Energy Ltd.	1,332,115	6,831,607
	Cascades, Inc.	1,636,520	10,984,233
	Celestica, Inc.	1,751,611	75,846,099
	Centerra Gold, Inc.	4,377,999	26,649,934
	CES Energy Solutions Corp.	1,479,246	6,092,561
	Chesswood Group Ltd.	47,700	262,988
	Cogeco Communications, Inc.	120,713	4,785,028
	Cogeco, Inc.	57,718	2,152,083
*	Conifex Timber, Inc.	21,950	10,364
	Corus Entertainment, Inc., Class B	2,203,155	816,191
	Crescent Point Energy Corp.	10,562,860	93,109,955
*	Crew Energy, Inc.	2,683,080	8,809,444
*	dentalcorp Holdings Ltd.	142,970	651,162
	Dexterra Group, Inc.	235,677	1,008,345
	Doman Building Materials Group Ltd.	671,348	3,745,289
*	Dorel Industries, Inc., Class B	34,301	151,740
	DREAM Unlimited Corp., Class A	215,825	2,821,953
	Dundee Precious Metals, Inc.	2,979,491	22,552,062
	ECN Capital Corp.	19,290	24,662
	E-L Financial Corp. Ltd.	6,159	4,921,250
*	Eldorado Gold Corp.	3,307,900	47,163,556
	Enerflex Ltd.	539,543	3,154,806
*	Ensign Energy Services, Inc.	1,937,280	3,588,468
	EQB, Inc.	444,783	26,852,079
#*	Equinox Gold Corp.	3,852,175	20,841,928

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Exco Technologies Ltd.	360,519	$1,851,501
	Firm Capital Mortgage Investment Corp.	184,032	1,439,745
*	Fortuna Silver Mines, Inc.	4,394,198	19,949,670
	Frontera Energy Corp.	394,689	2,720,807
#*	GoldMoney, Inc.	1,640	9,554
#*	Gran Tierra Energy, Inc.	365,542	3,164,952
	Guardian Capital Group Ltd., Class A	88,270	2,947,570
*	Heroux-Devtek, Inc.	237,647	3,221,220
	High Liner Foods, Inc.	263,096	2,543,717
	Hudbay Minerals, Inc.	4,409,178	37,121,491
#*	IAMGOLD Corp.	7,139,824	25,370,842
#	InPlay Oil Corp.	27,400	48,365
*	Interfor Corp.	950,584	12,063,126
*	Kelt Exploration Ltd.	1,440,584	6,540,263
*	Knight Therapeutics, Inc.	793,402	3,325,413
#	KP Tissue, Inc.	7,820	46,693
	Lassonde Industries, Inc., Class A	14,770	1,545,182
	Laurentian Bank of Canada	811,615	15,169,327
	Leon’s Furniture Ltd.	2,558	42,124
#*	Lightspeed Commerce, Inc.	46,000	601,680
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	951,381	44,802,986
*	Lucara Diamond Corp.	42,000	11,136
	Magellan Aerospace Corp.	91,875	528,566
*	Major Drilling Group International, Inc.	23,738	164,846
*	Mandalay Resources Corp.	8,398	13,909
	Martinrea International, Inc.	2,130,177	17,717,304
*	Mattr Corp.	341,736	4,048,752
*	MDA Ltd.	51,513	532,100
*	MEG Energy Corp.	2,853,514	64,899,229
	Melcor Developments Ltd.	150,809	1,242,272
#	Methanex Corp.	344,566	16,506,332
#	Mullen Group Ltd.	1,059,334	9,834,227
	Neo Performance Materials, Inc.	9,726	40,341
*	New Gold, Inc.	2,322,548	4,015,301
	Northland Power, Inc.	39,155	597,571
*	NuVista Energy Ltd.	2,661,407	24,049,615
#*	Obsidian Energy Ltd.	381,639	3,271,263
	OceanaGold Corp.	11,889,779	25,737,509
	Onex Corp.	152,074	10,789,284
*	Osisko Mining, Inc.	329,596	727,833
	Pan American Silver Corp.	783,434	14,449,126
#	Paramount Resources Ltd., Class A	778,224	17,637,441
	Parex Resources, Inc.	1,684,564	29,368,057
	Park Lawn Corp.	136,155	1,626,957
	Petrus Resources Ltd.	39,160	38,971
#	Peyto Exploration & Development Corp.	2,778,465	31,061,327
	Pizza Pizza Royalty Corp.	478,416	4,667,219
	Polaris Renewable Energy, Inc.	259,406	2,180,167
*	Precision Drilling Corp.	224,256	15,727,411
	Quarterhill, Inc.	491,813	625,194
	Russel Metals, Inc.	719,205	20,254,660
	Sandstorm Gold Ltd.	945,552	5,163,336
*	SNDL, Inc.	172,438	425,921
*	Source Energy Services Ltd.	2,900	34,569
#	SSR Mining, Inc.	1,443,111	7,736,021
#*Ω	STEP Energy Services Ltd.	86,521	246,368
	Supremex, Inc.	16,500	46,624
	Surge Energy, Inc.	446,984	2,425,432

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Tamarack Valley Energy Ltd.	3,497,404	$9,476,132
#	Tidewater Midstream & Infrastructure Ltd.	1,733,451	894,018
#	Timbercreek Financial Corp.	978,592	5,302,943
*	Torex Gold Resources, Inc.	1,061,472	14,958,455
	Total Energy Services, Inc.	527,132	3,706,562
#	TransAlta Corp.	171,663	1,138,476
	Transcontinental, Inc., Class A	1,153,204	11,442,826
	Trican Well Service Ltd.	28,113	85,361
#	Vermilion Energy, Inc.	1,889,164	21,779,566
	VersaBank	40,686	403,274
*	Victoria Gold Corp.	11,946	59,962
	Wajax Corp.	214,645	5,274,718
#*	Well Health Technologies Corp.	42,292	112,131
	Western Forest Products, Inc.	412,401	161,767
#	Whitecap Resources, Inc.	6,745,528	51,155,566
*	Yangarra Resources Ltd.	348,849	296,483

TOTAL CANADA			1,298,204,275

CHINA — (0.2%)
*	China Gold International Resources Corp. Ltd.	2,930,833	16,776,206
*††	Hanfeng Evergreen, Inc.	707,267	0
	SIIC Environment Holdings Ltd.	3,689,400	445,288

TOTAL CHINA			17,221,494

DENMARK — (3.2%)
	BankNordik P	1,339	30,351
#*	Bavarian Nordic AS	269,483	5,880,841
	D/S Norden AS	498,698	21,027,491
	Dfds AS	538,758	16,459,934
	FLSmidth & Co. AS	286,825	14,313,495
	GronlandsBANKEN AS	1,455	133,438
	H Lundbeck AS	2,954,776	14,367,973
	H Lundbeck AS, Class A	289,065	1,215,912
*	Harboes Bryggeri AS, Class B	3,226	56,706
	Jyske Bank AS	1,008,438	81,592,511
	Matas AS	641,029	10,326,002
*	Nilfisk Holding AS	27,411	575,268
	North Media AS	7,646	66,095
	Per Aarsleff Holding AS	439,957	20,615,163
	Rockwool AS, Class A	2,070	672,798
	Rockwool AS, Class B	25,152	8,199,268
Ω	Scandinavian Tobacco Group AS, Class A	1,044,362	16,870,827
	Schouw & Co. AS	357,924	28,713,870
#	Solar AS, Class B	40,449	1,892,488
	Spar Nord Bank AS	1,934,974	34,234,754
	Sparekassen Sjaelland-Fyn AS	71,157	2,196,399
	Sydbank AS	1,462,751	74,380,112
	TORM PLC, Class A	155,692	5,378,220
	UIE PLC	122,876	3,902,911

TOTAL DENMARK			363,102,827

FINLAND — (2.0%)
	Aktia Bank OYJ	481,856	4,911,789
	Aspo OYJ	18,087	113,615
	Atria OYJ	271,974	2,724,448
	Cargotec OYJ, Class B	647,132	51,039,313
Ω	Enento Group OYJ	15,768	277,590
#	Fiskars OYJ Abp	232,345	4,340,505

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	HKScan OYJ, Class A	314,909	$235,037
#	Huhtamaki OYJ	151,362	5,800,547
	Kemira OYJ	2,743,648	59,744,961
	Konecranes OYJ	380,700	20,007,827
	Lassila & Tikanoja OYJ	17,264	160,288
*	Lindex Group OYJ	5,296	16,276
*	Mandatum OYJ	204,926	949,686
#	Metsa Board OYJ, Class B	3,667,907	26,376,225
#	Nokian Renkaat OYJ	90,275	787,105
	Oma Saastopankki OYJ	37,017	678,431
#	Outokumpu OYJ.	5,409,020	21,873,024
	Raisio OYJ, Class V	823,857	1,688,895
*	Rapala VMC OYJ	41,445	131,322
	Sanoma OYJ	32,954	239,307
Ω	Terveystalo OYJ	56,259	522,426
	TietoEVRY OYJ	789,274	14,894,454
#	Valmet OYJ	362,613	9,047,566
#	YIT OYJ	183,997	381,947

TOTAL FINLAND			226,942,584

FRANCE — (4.4%)
	AKWEL SADIR	155,613	2,319,969
Ω	ALD SA	40,847	268,631
#	Alstom SA	1,161,181	18,309,587
	Altamir	319,577	8,947,252
	Arkema SA	160,624	16,574,266
	Assystem SA	18,108	1,038,905
	Axway Software SA	3,058	81,543
	Beneteau SACA	31,410	406,733
*	Bigben Interactive	42,157	116,213
	Bonduelle SCA	209,919	1,814,259
*	CGG SA	8,981,280	3,757,846
	Cie des Alpes	357,499	5,189,127
	Cie Plastic Omnium SE	134,520	1,638,448
#	Clariane SE	171,372	409,208
	Coface SA	1,528,026	23,514,184
	Derichebourg SA	1,175,950	4,984,294
	Elis SA	2,934,769	65,889,592
#	Eramet SA	18,014	1,744,902
	Etablissements Maurel et Prom SA	661,248	4,176,112
	Eurazeo SE	273,619	24,646,945
#*	Eutelsat Communications SACA	1,702,067	6,837,311
	Exel Industries SA, Class A	525	30,732
	Fnac Darty SA	190,151	6,689,689
*	Forvia SE	1,800,122	28,648,311
*	Gaumont SA	11,739	1,198,934
	GL Events SACA	163,560	3,281,601
	Groupe Crit SA	8,727	700,177
	Groupe SFPI	140,840	287,385
#	Guerbet	15,717	628,041
*	Haulotte Group SA	13,790	31,195
	Imerys SA	362,409	11,645,556
	IPSOS SA	180,548	12,081,841
	Jacquet Metals SACA	302,537	5,858,084
	LISI SA	19,074	499,804
Ω	Maisons du Monde SA	178,621	856,946
	Manitou BF SA	10,229	251,642
	Mersen SA	353,545	13,057,996
	Metropole Television SA	11,942	168,643

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Nexity SA	474,055	$5,317,038
*	Plastiques Du Val De Loire	47,757	145,199
	Quadient SA	552,279	10,568,165
	Rexel SA	2,297,104	59,540,572
	Samse SACA	990	188,770
	Savencia SA	114,336	6,438,548
	SCOR SE.	1,888,097	61,604,338
	Seche Environnement SACA	19,587	2,193,909
#	SES SA	5,395,390	26,175,626
#*Ω	SMCP SA	237,149	570,990
	Societe BIC SA	19,114	1,344,154
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	3,475	407,456
	Societe LDC SADIR	889	141,828
	Television Francaise 1 SA	602,280	5,499,698
	Tikehau Capital SCA	910	21,294
	Totalenergies EP Gabon	3,316	598,151
	Valeo SE	2,478,607	31,412,630
	Vicat SACA	262,862	9,704,408
	VIEL & Cie SA	25,721	276,939
	Vranken-Pommery Monopole SA	17,057	281,619
*Ω	X-Fab Silicon Foundries SE	46,326	320,436

TOTAL FRANCE			501,333,672

GERMANY — (4.1%)
	1&1 AG	535,148	9,352,257
	7C Solarparken AG	252,101	849,318
	Aurubis AG	364,553	29,038,012
#	BayWa AG	298,954	7,171,646
Ω	Befesa SA	77,979	2,229,427
	Bertrandt AG	28,452	1,222,102
	Bijou Brigitte AG	43,052	1,758,426
	Bilfinger SE	326,658	15,204,456
#*	Borussia Dortmund GmbH & Co. KGaA	1,090,496	4,322,702
	CANCOM SE	105,667	3,299,566
*	Ceconomy AG	44,368	102,202
#	Deutsche Beteiligungs AG	185,007	5,451,883
	Deutz AG	1,903,378	10,996,042
	DMG Mori AG	2,747	129,688
	Draegerwerk AG & Co. KGaA	37,246	1,731,954
	Duerr AG	281,128	7,191,696
Ω	DWS Group GmbH & Co. KGaA	168,304	7,101,420
	Elmos Semiconductor SE	4,744	393,081
	ElringKlinger AG	444,566	3,157,179
*	flatexDEGIRO AG	60,406	789,226
	FORTEC Elektronik AG	1,354	32,003
#*	Fraport AG Frankfurt Airport Services Worldwide	407,851	20,420,324
	Freenet AG	150,733	4,190,133
	Gesco SE	108,569	2,203,989
	Grenke AG	116,390	2,709,584
	H&R GmbH & Co. KGaA	214,243	1,131,979
*	Hamburger Hafen und Logistik AG	134,569	2,394,641
#*	Heidelberger Druckmaschinen AG	1,069,740	1,077,645
*	HelloFresh SE	282,938	1,897,089
*	Highlight Communications AG	11,679	30,325
	Hornbach Holding AG & Co. KGaA	140,598	11,032,715
	Indus Holding AG	213,957	5,809,431
	Jenoptik AG	50,153	1,344,613
Ω	JOST Werke SE	20,044	967,933
	K&S AG	2,659,889	39,791,790

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KION Group AG	856,212	$39,461,009
	Kloeckner & Co. SE	4,491	31,831
*	Koenig & Bauer AG	68,796	974,866
	Krones AG	31,934	4,209,918
	KSB SE & Co. KGaA	5,653	4,042,376
	KWS Saat SE & Co. KGaA	26,704	1,468,351
	Lanxess AG	459,709	12,992,768
*	Mediclin AG	473,126	1,433,354
#*	Medios AG	11,637	176,300
	METRO AG	1,387,290	7,421,609
	MLP SE	1,292,363	7,775,285
	Mutares SE & Co. KGaA	53,638	2,403,979
	Norma Group SE	185,785	3,678,845
	PNE AG	105,731	1,513,727
#	ProSiebenSat.1 Media SE	1,391,018	10,803,849
	PWO AG	5,898	191,359
*	q.beyond AG	784,573	535,620
#	RTL Group SA	127,111	3,918,175
	SAF-Holland SE	750,702	14,461,869
	Salzgitter AG	510,488	13,109,872
#*	SGL Carbon SE	33,170	237,495
	Siltronic AG	145,577	11,345,460
	Sixt SE	4,710	450,962
	Suedzucker AG	1,046,919	14,942,242
	Surteco Group SE	92,185	1,624,921
	Takkt AG	475,488	6,615,145
	Technotrans SE	1,248	28,096
#	thyssenkrupp AG	6,122,697	30,727,872
	United Internet AG	847,216	20,493,175
#	Verbio SE	17,866	372,444
	Vossloh AG	81,255	3,932,072
	Wacker Chemie AG	223,626	23,938,730
	Wacker Neuson SE	680,117	12,165,968
	Wuestenrot & Wuerttembergische AG	109,199	1,535,606

TOTAL GERMANY			465,541,627

GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0

HONG KONG — (1.8%)
	Aeon Credit Service Asia Co. Ltd.	1,218,000	879,894
	Allied Group Ltd.	31,158,000	5,824,531
	Asia Financial Holdings Ltd.	3,250,106	1,378,640
*	Asia Standard Hotel Group Ltd.	3,404,077	26,015
*	Asia Standard International Group Ltd.	11,007,503	555,345
	Associated International Hotels Ltd.	893,000	616,921
	Bank of East Asia Ltd.	6,242,986	7,860,503
*	BOCOM International Holdings Co. Ltd.	863,000	32,865
*	Century City International Holdings Ltd.	25,099,300	626,602
	Chen Hsong Holdings	2,492,000	429,143
	Cheuk Nang Holdings Ltd.	5,095,016	1,079,953
	Chevalier International Holdings Ltd.	2,422,858	1,371,522
*	China Energy Development Holdings Ltd.	4,910,000	49,217
	Chinney Investments Ltd.	1,128,000	110,952
	Chow Sang Sang Holdings International Ltd.	3,774,000	4,054,685
*	Chuang’s China Investments Ltd.	21,014,415	341,694
*	Chuang’s Consortium International Ltd.	16,349,520	739,406
	CITIC Telecom International Holdings Ltd.	10,913,000	3,700,953

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	Crystal International Group Ltd.	522,000	$268,276
	CSI Properties Ltd.	102,265,476	1,170,902
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	6,145,488	5,025,117
	Dah Sing Financial Holdings Ltd.	2,450,556	6,863,780
	Dickson Concepts International Ltd.	1,989,000	1,292,794
	Eagle Nice International Holdings Ltd.	824,000	509,726
*††	EcoGreen International Group Ltd.	3,623,840	165,055
	Emperor International Holdings Ltd.	20,914,333	917,769
	Emperor Watch & Jewellery Ltd.	53,310,000	1,210,217
	Far East Consortium International Ltd.	28,761,444	3,889,529
	First Pacific Co. Ltd.	25,224,000	11,796,627
*Ω	FIT Hon Teng Ltd.	8,177,000	2,344,491
	Get Nice Financial Group Ltd.	5,013,324	405,976
	Glorious Sun Enterprises Ltd.	2,882,000	309,693
*	Gold Peak Technology Group Ltd.	7,106,907	490,605
	Golden Resources Development International Ltd.	9,447,000	507,059
#	Great Eagle Holdings Ltd.	3,225,240	4,923,289
	Guotai Junan International Holdings Ltd.	20,448,000	1,480,789
#	Hang Lung Group Ltd.	5,132,000	6,089,776
#	Hang Lung Properties Ltd.	1,194,000	1,317,832
	Hanison Construction Holdings Ltd.	7,678,724	593,059
*	Harbour Centre Development Ltd.	2,192,000	1,646,552
	HKR International Ltd.	15,736,557	2,514,870
	Hon Kwok Land Investment Co. Ltd.	5,902,935	1,122,122
	Hong Kong Ferry Holdings Co. Ltd.	2,445,000	1,330,728
*	Hong Kong Resources Holdings Co. Ltd.	32,349	3,927
*	Hong Kong Technology Venture Co. Ltd.	107,000	20,667
*	Hongkong & Shanghai Hotels Ltd.	7,114,341	5,537,526
*	Hongkong Chinese Ltd.	18,241,100	627,193
	Hung Hing Printing Group Ltd.	6,999,275	1,062,683
	Hutchison Telecommunications Hong Kong Holdings Ltd.	22,116,000	2,909,178
*	IPE Group Ltd.	9,690,000	581,438
	Jacobson Pharma Corp. Ltd.	650,000	47,094
	Johnson Electric Holdings Ltd.	3,738,614	5,100,135
	K Wah International Holdings Ltd.	6,186,000	1,440,099
*	Kader Holdings Co. Ltd.	106,000	4,339
	Keck Seng Investments Hong Kong Ltd.	898,000	273,636
	Kerry Logistics Network Ltd.	1,936,500	1,812,468
	Kerry Properties Ltd.	4,268,500	8,274,978
	Kowloon Development Co. Ltd.	7,608,277	5,259,266
*	Kwoon Chung Bus Holdings Ltd.	218,000	44,909
*	Lai Sun Development Co. Ltd.	7,698,696	561,077
*	Lai Sun Garment International Ltd.	14,296,359	1,089,522
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	2,755,000	322,615
*	Lerado Financial Group Co. Ltd.	65,840	1,520
*	Lippo China Resources Ltd.	188,800	18,729
*	Lippo Ltd.	4,142,500	412,656
	Liu Chong Hing Investment Ltd.	3,596,000	2,125,690
	Luk Fook Holdings International Ltd.	789,000	1,891,517
	Lung Kee Bermuda Holdings	550,000	80,793
*	Magnificent Hotel Investment Ltd.	11,560,600	115,115
*	Midland Holdings Ltd.	1,313,969	148,861
	Miramar Hotel & Investment	2,226,000	2,834,985
	Nanyang Holdings Ltd.	98,350	325,359
	National Electronics Holdings.	3,251,648	259,856
#	New World Development Co. Ltd.	3,505,000	3,722,136
	NWS Holdings Ltd.	9,857,000	8,332,553
*	Oriental Enterprise Holdings Ltd.	118,000	5,203

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Oriental Watch Holdings	6,098,587	$2,749,036
	Pacific Basin Shipping Ltd.	13,067,000	4,524,551
	Pacific Textiles Holdings Ltd.	144,000	27,483
*	Paliburg Holdings Ltd.	8,793,041	907,158
	Pico Far East Holdings Ltd.	734,000	150,941
	Playmates Holdings Ltd.	24,975,000	1,749,211
	Pokfulam Development Co. Ltd.	32,000	21,578
*	PT International Development Co. Ltd.	2,565,000	19,186
	Public Financial Holdings Ltd.	4,868,444	752,086
*	Regal Hotels International Holdings Ltd.	7,690,623	2,399,698
	Safety Godown Co. Ltd.	308,000	76,351
	SAS Dragon Holdings Ltd.	36,000	17,770
	SEA Holdings Ltd.	2,365,368	469,751
*	Shangri-La Asia Ltd.	784,000	546,833
*	Shun Ho Property Investments Ltd.	271,173	27,092
*	Shun Tak Holdings Ltd.	17,552,546	1,738,491
	Singamas Container Holdings Ltd.	18,150,000	1,270,182
	SmarTone Telecommunications Holdings Ltd.	2,202,000	1,025,376
	Soundwill Holdings Ltd.	1,249,000	1,126,269
*	South China Holdings Co. Ltd.	29,945,751	167,956
	Stella International Holdings Ltd.	344,500	627,967
	Sun Hung Kai & Co. Ltd.	6,505,688	1,986,594
	TAI Cheung Holdings Ltd.	3,424,000	1,459,825
	Tan Chong International Ltd.	3,879,000	698,298
	Tao Heung Holdings Ltd.	747,000	69,348
	Tern Properties Co. Ltd.	146,000	34,905
*	Texhong International Group Ltd.	63,500	34,487
	Texwinca Holdings Ltd.	9,504,000	942,702
	Tian Teck Land Ltd.	432,000	130,512
	Transport International Holdings Ltd.	1,094,438	1,256,082
	United Laboratories International Holdings Ltd.	8,346,000	9,841,976
	Upbest Group Ltd.	4,476,000	421,502
	Vedan International Holdings Ltd.	6,156,000	443,018
*Ω	VPower Group International Holdings Ltd.	2,373,000	84,026
	VSTECS Holdings Ltd.	2,798,000	1,781,682
*	Wai Kee Holdings Ltd.	850,000	98,458
	Wang On Group Ltd.	106,560,000	436,296
	Wing On Co. International Ltd.	2,253,500	3,403,426
	Wing Tai Properties Ltd.	2,306,749	641,324
	Wong’s International Holdings Ltd.	70,000	11,599
*	Xingye Alloy Materials Group Ltd.	1,406,000	180,499
	Yue Yuen Industrial Holdings Ltd.	6,694,500	11,852,991
*	Zensun Enterprises Ltd.	282,000	11,896

TOTAL HONG KONG			199,329,609

IRELAND — (0.2%)
	Bank of Ireland Group PLC	1,438,210	15,344,881
	Cairn Homes PLC	730,022	1,229,665
	Dalata Hotel Group PLC	828,579	3,726,256
*Ω	Glenveagh Properties PLC	969,162	1,316,836

TOTAL IRELAND			21,617,638

ISRAEL — (0.8%)
#	Alrov Properties & Lodgings Ltd.	13,074	538,392
#	Ashdod Refinery Ltd.	68,081	1,532,391
#	Ashtrom Group Ltd.	39,746	546,476
*	Azorim-Investment Development & Construction Co. Ltd.	969,747	4,420,035
	Carasso Motors Ltd.	260,785	1,271,306

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Cellcom Israel Ltd.	656,511	$2,736,931
#*	Clal Insurance Enterprises Holdings Ltd.	552,810	9,218,113
	Delek Automotive Systems Ltd.	914	5,149
	Delta Galil Ltd.	8,850	393,750
#	Direct Finance of Direct Group 2006 Ltd.	329	41,411
	Dor Alon Energy in Israel 1988 Ltd.	22,296	437,900
#*	Equital Ltd.	394,718	10,935,393
	Formula Systems 1985 Ltd.	1,345	97,904
*	Gilat Satellite Networks Ltd.	8,435	42,203
	Harel Insurance Investments & Financial Services Ltd.	575,184	5,243,836
#*	IES Holdings Ltd.	7,843	435,539
	Isracard Ltd.	1,162,001	4,250,922
	Isras Investment Co. Ltd.	12,723	2,427,942
	Kardan Real Estate Enterprise & Development Ltd.	29,208	33,791
	Kenon Holdings Ltd.	9,822	221,288
	Kerur Holdings Ltd.	11,372	196,235
#	Mediterranean Towers Ltd.	329,803	712,749
	Meitav Investment House Ltd.	78,230	350,374
	Menora Mivtachim Holdings Ltd.	435,020	10,485,422
#	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	178,709
#	Migdal Insurance & Financial Holdings Ltd.	2,498,664	3,163,860
	Mizrahi Tefahot Bank Ltd.	1	43
*	Naphtha Israel Petroleum Corp. Ltd.	92,424	479,192
#	Nawi Brothers Ltd.	72,228	501,762
#*	Neto Malinda Trading Ltd.	10,111	156,564
	Oil Refineries Ltd.	27,940,123	8,095,165
	Palram Industries 1990 Ltd.	52,424	695,266
	Paz Oil Co. Ltd.	83,376	8,306,588
	Plasson Industries Ltd.	7,522	276,262
#	Prashkovsky Investments & Construction Ltd.	35,697	838,810
	Summit Real Estate Holdings Ltd.	570,404	6,868,072
#Ω	Tamar Petroleum Ltd.	171,648	1,013,272
*	Tera Light Ltd.	178,188	332,509

TOTAL ISRAEL			87,481,526

ITALY — (6.0%)
	A2A SpA	7,323,912	14,443,871
	ACEA SpA	43,978	762,861
Ω	Anima Holding SpA	4,315,618	20,220,175
	Banca IFIS SpA	309,618	6,897,916
*	Banca Monte dei Paschi di Siena SpA	550,793	2,656,627
	Banca Popolare di Sondrio SpA	8,486,970	70,906,605
#	Banca Profilo SpA	2,698,377	639,359
#Ω	Banca Sistema SpA	710,858	1,022,216
	Banco BPM SpA	8,898,965	58,427,399
	Banco di Desio e della Brianza SpA	439,390	2,193,192
	Biesse SpA	3,947	51,232
	BPER Banca SpA	15,116,711	78,504,065
	Buzzi SpA	1,650,487	59,467,589
	Cairo Communication SpA	796,051	1,830,742
	Cementir Holding NV	1,272,630	13,475,090
*	CIR SpA-Compagnie Industriali	6,975,821	4,143,069
	Credito Emiliano SpA	1,471,971	15,549,145
	d’Amico International Shipping SA	707,426	5,075,333
	Danieli & C Officine Meccaniche SpA	658,775	19,557,511
	Datalogic SpA	31,056	188,188
	Emak SpA	1,080,225	1,314,244
*	Esprinet SpA	499,714	2,728,611
	Fila SpA	195,885	1,840,486

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	FNM SpA	3,287,556	$1,615,410
	Hera SpA	1,210,520	4,370,557
	IMMSI SpA	3,692,410	2,116,445
	Italmobiliare SpA	160,605	5,908,078
	Iveco Group NV	2,395,636	30,038,221
#	IVS Group SA	48,130	367,853
	Leonardo SpA.	4,403,984	101,212,574
	MFE-MediaForEurope NV, Class A	1,470,116	4,316,149
	Openjobmetis SpA agenzia per il lavoro	10,763	187,578
	Orsero SpA	66,843	1,041,260
Ω	OVS SpA	5,039,445	13,165,650
Ω	Pirelli & C SpA	5,111,547	32,320,072
	Rizzoli Corriere Della Sera Mediagroup SpA	1,413,636	1,232,264
	Saras SpA	6,503,414	12,212,293
*	Sogefi SpA	619,427	1,898,281
#	Spaxs SpA	100,198	558,166
#*	Telecom Italia SpA	124,007,133	29,399,041
*	TREVI – Finanziaria Industriale SpA	104,423	40,896
	Unipol Gruppo SpA	5,772,454	51,748,331

TOTAL ITALY			675,644,645

JAPAN — (26.1%)
	77 Bank Ltd.	898,100	25,389,559
	Achilles Corp.	219,500	2,202,413
	AD Works Group Co. Ltd.	319,200	489,894
	ADEKA Corp.	154,800	3,216,854
	AEON Financial Service Co. Ltd.	1,064,414	8,860,368
#	Ahresty Corp.	128,500	516,189
	Aichi Corp.	259,100	1,741,952
	Aichi Financial Group, Inc.	91,209	1,720,324
	Aichi Steel Corp.	118,334	2,595,382
	Aichi Tokei Denki Co. Ltd.	111,163	1,680,406
	Aida Engineering Ltd.	95,522	540,746
	Ainavo Holdings Co. Ltd.	19,600	158,063
	Aiphone Co. Ltd.	207,000	3,939,111
	Airport Facilities Co. Ltd.	455,800	1,784,018
	Aisan Industry Co. Ltd.	766,630	7,161,241
	Akatsuki Corp.	34,100	106,697
	Akatsuki, Inc.	35,900	523,841
*	Akebono Brake Industry Co. Ltd.	240,799	236,432
	Albis Co. Ltd.	72,387	1,226,399
	Alconix Corp.	415,199	3,618,302
	Alinco, Inc.	181,400	1,326,648
#	Alpen Co. Ltd.	311,812	4,109,986
	Alpha Corp.	84,200	800,626
#	Alps Alpine Co. Ltd.	2,921,980	26,376,023
	Alps Logistics Co. Ltd.	139,800	2,837,375
#	Anabuki Kosan, Inc.	28,800	397,294
	AOKI Holdings, Inc.	411,800	2,901,076
	Aoyama Trading Co. Ltd.	478,119	4,910,879
	Arakawa Chemical Industries Ltd.	131,100	911,407
	Arata Corp.	205,300	4,548,627
#	Araya Industrial Co. Ltd.	23,200	597,426
	ARCLANDS Corp.	307,200	3,781,712
	Arcs Co. Ltd.	487,300	9,564,132
#	Arisawa Manufacturing Co. Ltd.	421,782	4,077,880
	Artience Co. Ltd.	537,600	9,963,071
	Artnature, Inc.	39,100	188,134
	Asahi Broadcasting Group Holdings Corp.	17,900	73,322

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Co. Ltd.	12,800	$116,072
	Asahi Diamond Industrial Co. Ltd.	843,536	4,910,906
	Asahi Kogyosha Co. Ltd.	361,096	3,540,879
	Asahi Printing Co. Ltd.	11,900	69,169
#	Ashimori Industry Co. Ltd.	84,199	1,308,989
	Asia Pile Holdings Corp.	507,200	2,709,895
	ASKA Pharmaceutical Holdings Co. Ltd.	343,300	5,064,917
	Astena Holdings Co. Ltd.	592,400	1,853,375
	Asti Corp.	51,200	1,050,405
	Autobacs Seven Co. Ltd.	28,400	287,156
#	Avantia Co. Ltd.	68,600	355,936
	Awa Bank Ltd.	508,001	8,655,376
	Bando Chemical Industries Ltd.	540,500	6,117,519
#	Bank of Kochi Ltd.	41,799	243,342
#	Bank of Nagoya Ltd.	133,504	5,961,606
	Bank of Saga Ltd.	133,434	1,853,835
	Bank of the Ryukyus Ltd.	289,313	2,162,211
	Belluna Co. Ltd.	805,545	3,243,569
	BML, Inc.	4,000	73,884
	Bunka Shutter Co. Ltd.	396,400	4,272,292
	Canon Electronics, Inc.	265,100	3,783,620
	Carlit Holdings Co. Ltd.	437,500	3,183,523
	Cawachi Ltd.	291,800	5,266,009
	Central Glass Co. Ltd.	548,300	9,736,847
	Chiba Kogyo Bank Ltd.	761,642	5,235,394
	Chilled & Frozen Logistics Holdings Co. Ltd.	79,700	1,682,476
	Chino Corp.	9,800	176,178
	Chiyoda Integre Co. Ltd.	152,600	2,697,458
	Chori Co. Ltd.	122,600	2,735,566
	Chubu Shiryo Co. Ltd.	482,084	3,685,805
	Chubu Steel Plate Co. Ltd.	15,500	227,678
	Chudenko Corp.	230,160	4,644,042
	Chuetsu Pulp & Paper Co. Ltd.	105,600	1,138,140
	Chugin Financial Group, Inc.	1,005,100	8,464,160
	Chuo Gyorui Co. Ltd.	59,600	1,225,302
	Chuo Spring Co. Ltd.	157,531	1,074,422
	Chuo Warehouse Co. Ltd.	35,200	251,899
	CI Takiron Corp.	989,200	4,099,241
	Citizen Watch Co. Ltd.	2,823,200	18,754,472
	CK-San-Etsu Co. Ltd.	9,900	248,540
	Cleanup Corp.	280,800	1,337,814
	CMK Corp.	1,200,000	4,585,277
	Corona Corp.	14,955	91,152
	Cosel Co. Ltd.	115,000	1,071,942
	Cosmos Initia Co. Ltd.	7,100	38,850
	Create Medic Co. Ltd.	3,600	22,470
	CTI Engineering Co. Ltd.	91,200	2,772,452
	Dai Nippon Toryo Co. Ltd.	238,250	1,796,450
	Dai-Dan Co. Ltd.	347,500	6,157,982
#	Daido Kogyo Co. Ltd.	50,089	227,451
	Daido Metal Co. Ltd.	469,056	1,843,287
	Daido Steel Co. Ltd.	2,319,000	25,570,464
#	Daihatsu Diesel Manufacturing Co. Ltd.	389,100	3,851,249
#	Daiho Corp.	162,500	3,403,857
	Daiichi Jitsugyo Co. Ltd.	391,000	5,133,549
	Daiichi Kensetsu Corp.	12,800	144,648
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	140,200	843,507
	Daiki Aluminium Industry Co. Ltd.	71,299	601,798
	Daikyonishikawa Corp.	481,400	2,210,271

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dainichi Co. Ltd.	239,000	$1,052,338
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	191,966	3,502,967
#	Daio Paper Corp.	374,200	2,679,090
	Daishi Hokuetsu Financial Group, Inc.	578,143	16,570,948
	Daishinku Corp.	228,500	1,224,915
	Daisue Construction Co. Ltd.	172,500	1,760,933
	Daito Bank Ltd.	44,400	200,564
	Daito Pharmaceutical Co. Ltd.	75,296	1,202,175
	Daiwa Industries Ltd.	46,500	472,440
	DCM Holdings Co. Ltd.	1,789,910	16,571,527
	Denka Co. Ltd.	612,050	9,069,062
	Denyo Co. Ltd.	311,900	4,688,472
	DIC Corp.	1,112,382	20,789,948
	DKS Co. Ltd.	89,079	1,847,326
	DMW Corp.	45,300	1,071,150
	Doshisha Co. Ltd.	146,000	2,012,403
	Dowa Holdings Co. Ltd.	287,800	10,777,245
	DyDo Group Holdings, Inc.	1,400	24,232
	Eagle Industry Co. Ltd.	400,599	4,646,697
#	EDION Corp.	2,078,900	21,476,697
#	EF-ON, Inc.	92,739	250,952
#	Ehime Bank Ltd.	508,570	3,792,410
	Eizo Corp.	139,600	4,485,589
	EJ Holdings, Inc.	56,400	662,700
	Endo Lighting Corp.	156,800	1,418,836
	Enomoto Co. Ltd.	83,100	835,216
	Eslead Corp.	182,700	3,936,483
	Exedy Corp.	494,136	9,046,998
	EXEO Group, Inc.	333,000	3,629,448
	FALCO HOLDINGS Co. Ltd.	14,100	198,821
	FCC Co. Ltd.	485,345	6,905,898
	Feed One Co. Ltd.	313,380	2,044,621
	Ferrotec Holdings Corp.	712,014	13,518,686
#	FIDEA Holdings Co. Ltd.	117,596	1,141,449
	First Bank of Toyama Ltd.	457,500	2,694,815
#	First Juken Co. Ltd.	55,600	377,553
	FJ Next Holdings Co. Ltd.	441,760	3,818,505
	Foster Electric Co. Ltd.	49,790	394,488
#	F-Tech, Inc.	127,900	586,180
#	Fuji Co. Ltd.	27,300	332,877
	Fuji Corp. Ltd.	384,546	1,814,397
#	Fuji Oil Co. Ltd.	255,400	776,930
	Fuji Oil Holdings, Inc.	110,861	1,631,655
#	Fuji Pharma Co. Ltd.	93,000	937,100
	Fuji Seal International, Inc.	203,270	2,611,896
	Fujicco Co. Ltd.	15,300	184,211
	Fujikura Composites, Inc.	400,700	3,721,000
	Fujikura Kasei Co. Ltd.	76,100	225,043
	Fujimori Kogyo Co. Ltd.	60,700	1,642,504
	Fujisash Co. Ltd.	743,800	428,909
	Fujishoji Co. Ltd.	10,300	82,200
#	FuKoKu Co. Ltd.	186,700	2,220,500
	Fukuda Corp.	116,000	4,029,574
	Fukuyama Transporting Co. Ltd.	280,562	6,779,190
	Furukawa Battery Co. Ltd.	14,800	98,045
	Furukawa Co. Ltd.	509,720	6,461,321
#	Furukawa Electric Co. Ltd.	1,199,502	25,682,381
	Furuno Electric Co. Ltd.	422,600	5,615,921
#	Fuso Pharmaceutical Industries Ltd.	74,801	1,060,577

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Futaba Industrial Co. Ltd.	1,160,000	$6,802,781
#	Fuyo General Lease Co. Ltd.	206,100	17,675,048
	Gakken Holdings Co. Ltd.	131,300	763,125
	Gecoss Corp.	299,700	1,959,093
#	Geo Holdings Corp.	280,200	3,524,074
	GLOBERIDE, Inc.	19,400	246,923
	Glory Ltd.	429,152	7,732,571
	Godo Steel Ltd.	112,200	3,761,506
	Goldcrest Co. Ltd.	187,130	3,016,395
#	Grandy House Corp.	372,600	1,432,306
	Gree, Inc.	51,400	151,761
	GS Yuasa Corp.	393,000	7,414,902
	GSI Creos Corp.	179,414	2,558,166
	G-Tekt Corp.	479,049	6,535,965
	Gun-Ei Chemical Industry Co. Ltd.	61,200	1,359,266
	Gunma Bank Ltd.	5,461,696	33,240,742
	Gunze Ltd.	303,096	10,273,218
	H.U. Group Holdings, Inc.	17,271	262,539
	H2O Retailing Corp.	1,259,439	14,230,707
#	Hagihara Industries, Inc.	63,405	626,498
	Hagiwara Electric Holdings Co. Ltd.	118,100	3,246,147
	Hamakyorex Co. Ltd.	84,900	2,093,057
	Hanwa Co. Ltd.	625,600	24,070,832
	Harima Chemicals Group, Inc.	123,600	700,924
	Hashimoto Sogyo Holdings Co. Ltd.	7,800	66,300
	Heiwa Corp.	148,500	1,860,259
	Heiwado Co. Ltd.	559,810	8,632,217
	Hibiya Engineering Ltd.	142,400	2,680,982
#	HI-LEX Corp.	10,220	100,116
*	Hino Motors Ltd.	1,385,599	4,044,799
	Hirakawa Hewtech Corp.	98,232	842,783
	Hirano Tecseed Co. Ltd.	20,000	251,313
	Hirogin Holdings, Inc.	3,637,581	26,177,363
	Hisaka Works Ltd.	128,000	873,957
	Hodogaya Chemical Co. Ltd.	60,674	1,788,828
#	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	2,194,199
	Hokkan Holdings Ltd.	145,300	1,664,481
#	Hokko Chemical Industry Co. Ltd.	345,000	3,420,767
	Hokkoku Financial Holdings, Inc.	444,216	14,259,904
#	Hokuetsu Corp.	2,426,974	20,468,651
	Hokuhoku Financial Group, Inc.	1,330,710	16,323,746
	Hokuriku Electric Industry Co. Ltd.	113,861	980,782
	Hokuriku Electrical Construction Co. Ltd.	178,320	1,349,319
	H-One Co. Ltd.	98,395	432,020
	Hoosiers Holdings Co. Ltd.	285,200	1,972,131
	Hosiden Corp.	933,400	11,655,013
#	Howa Machinery Ltd.	123,420	619,948
	HS Holdings Co. Ltd.	295,030	1,798,352
	Hurxley Corp.	1,700	9,608
	Hyakugo Bank Ltd.	2,955,890	12,156,345
	Hyakujushi Bank Ltd.	273,899	5,017,848
	Ichikawa Co. Ltd.	12,000	139,945
	Ichiken Co. Ltd.	76,103	1,156,408
	Ichikoh Industries Ltd.	390,500	1,321,610
	Ichinen Holdings Co. Ltd.	164,000	1,801,550
	Ichiyoshi Securities Co. Ltd.	11,100	57,550
	Icom, Inc.	9,200	186,177
	Iino Kaiun Kaisha Ltd.	552,100	4,437,860
	Imagica Group, Inc.	73,300	281,072

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Imura & Co. Ltd.	9,500	$67,040
	Inaba Seisakusho Co. Ltd.	108,300	1,234,695
	Inabata & Co. Ltd.	611,100	12,457,230
	Ines Corp.	433,300	4,355,200
	INFRONEER Holdings, Inc.	399,900	3,541,384
	Innotech Corp.	326,000	3,805,784
	Integrated Design & Engineering Holdings Co. Ltd.	275,300	8,167,808
	Inui Global Logistics Co. Ltd.	10,200	71,196
	I-PEX, Inc.	202,700	2,278,527
	Iriso Electronics Co. Ltd.	16,199	316,767
#	Iseki & Co. Ltd.	283,313	1,849,605
	Ishihara Sangyo Kaisha Ltd.	771,500	8,937,299
#	Ishizuka Glass Co. Ltd.	26,399	453,535
	Itochu Enex Co. Ltd.	561,000	5,429,919
	Itochu-Shokuhin Co. Ltd.	76,800	3,632,081
	Itoham Yonekyu Holdings, Inc.	403,140	10,520,294
	Itoki Corp.	64,582	771,510
	IwaiCosmo Holdings, Inc.	413,800	6,075,687
	Iyogin Holdings, Inc.	1,642,500	12,535,246
	Izumi Co. Ltd.	88,600	2,058,397
	J Trust Co. Ltd.	347,470	988,753
	Jaccs Co. Ltd.	442,200	15,891,297
	JAFCO Group Co. Ltd.	586,000	6,613,367
	JANOME Corp.	286,200	1,211,018
#	Japan Foundation Engineering Co. Ltd.	238,100	770,331
	Japan Medical Dynamic Marketing, Inc.	3,000	12,806
#	Japan Oil Transportation Co. Ltd.	40,221	706,665
	Japan Pulp & Paper Co. Ltd.	220,440	7,658,506
	Japan Securities Finance Co. Ltd.	507,900	5,149,010
	Japan Transcity Corp.	850,500	3,913,744
	Japan Wool Textile Co. Ltd.	758,300	6,546,331
	Jichodo Co. Ltd.	400	34,299
	JK Holdings Co. Ltd.	264,000	1,789,899
	JMS Co. Ltd.	292,461	987,605
	J-Oil Mills, Inc.	316,400	3,966,360
	Joshin Denki Co. Ltd.	215,356	3,473,925
#	JSP Corp.	208,199	3,071,608
	Juroku Financial Group, Inc.	431,000	12,945,063
	JVCKenwood Corp.	147,999	752,344
#	K&O Energy Group, Inc.	265,800	5,734,545
	Kamei Corp.	571,500	7,359,234
	Kanaden Corp.	340,900	3,364,826
	Kanagawa Chuo Kotsu Co. Ltd.	2,200	42,800
#	Kanamoto Co. Ltd.	369,441	6,213,626
#	Kandenko Co. Ltd.	1,391,400	15,520,653
	Kaneka Corp.	762,100	19,739,932
	Kanematsu Corp.	811,830	13,200,207
	Kanto Denka Kogyo Co. Ltd.	142,229	970,595
	Katakura Industries Co. Ltd.	126,400	1,545,865
	Kawada Technologies, Inc.	262,800	5,002,950
	Kawai Musical Instruments Manufacturing Co. Ltd.	29,308	695,413
	Keihin Co. Ltd.	31,700	401,432
	Keiyo Bank Ltd.	1,431,939	7,040,296
	KEL Corp.	31,900	372,876
	Kenko Mayonnaise Co. Ltd.	146,030	2,087,505
#	Kimura Unity Co. Ltd.	93,200	1,083,612
	Kitagawa Corp.	106,519	1,038,712
	Kita-Nippon Bank Ltd.	6,243	99,031
	Kitano Construction Corp.	86,527	1,878,462

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kitz Corp.	316,600	$2,694,822
	Kiyo Bank Ltd.	374,900	4,306,773
*	KNT-CT Holdings Co. Ltd.	2,748	22,016
	Koa Corp.	98,899	1,020,033
	Koatsu Gas Kogyo Co. Ltd.	288,500	1,582,869
	Kohnan Shoji Co. Ltd.	180,776	5,105,191
	Koike Sanso Kogyo Co. Ltd.	300	13,027
	Kojima Co. Ltd.	194,300	1,002,362
	Komatsu Matere Co. Ltd.	7,535	36,127
	Komatsu Wall Industry Co. Ltd.	154,400	3,122,678
	Komeri Co. Ltd.	552,000	13,383,818
	Komori Corp.	128,871	1,006,657
	Konoike Transport Co. Ltd.	398,400	5,776,094
	KPP Group Holdings Co. Ltd.	398,600	1,875,002
	KRS Corp.	232,900	1,725,887
	K’s Holdings Corp.	684,100	6,566,833
	KU Holdings Co. Ltd.	201,900	1,477,152
	Kumagai Gumi Co. Ltd.	387,985	10,228,514
#	Kumiai Chemical Industry Co. Ltd.	227,900	1,161,562
	Kurabo Industries Ltd.	271,400	6,386,365
	Kureha Corp.	324,200	5,779,607
	Kurimoto Ltd.	173,600	4,618,288
	Kuriyama Holdings Corp.	98,370	867,541
	KVK Corp.	2,500	29,783
	KYB Corp.	277,600	9,476,958
	Kyodo Printing Co. Ltd.	98,300	2,045,533
	Kyoei Steel Ltd.	365,292	5,200,398
	Kyokuto Kaihatsu Kogyo Co. Ltd.	555,250	9,055,831
#	Kyokuto Securities Co. Ltd.	30,157	300,956
	Kyokuyo Co. Ltd.	41,199	942,248
	Kyorin Pharmaceutical Co. Ltd.	5,700	66,419
#	KYORITSU Co. Ltd.	73,700	78,859
	Kyosan Electric Manufacturing Co. Ltd.	916,900	2,978,390
#	Kyowa Electronic Instruments Co. Ltd.	278,200	749,869
#	Kyowa Leather Cloth Co. Ltd.	208,500	1,033,283
	Kyushu Financial Group, Inc.	55	368
#	Kyushu Leasing Service Co. Ltd.	49,700	403,941
#	LIFULL Co. Ltd.	112,200	117,434
	Lintec Corp.	156,600	3,121,972
	Look Holdings, Inc.	127,599	2,416,762
	Macromill, Inc.	58,400	272,273
	Maezawa Industries, Inc.	89,600	724,172
#	Maezawa Kasei Industries Co. Ltd.	209,800	2,284,674
	Maezawa Kyuso Industries Co. Ltd.	312,700	2,544,121
	Makino Milling Machine Co. Ltd.	309,500	12,414,881
	Mandom Corp.	5,600	46,202
	Mars Group Holdings Corp.	8,920	182,674
	Marubun Corp.	307,900	2,833,527
	Marudai Food Co. Ltd.	390,774	4,021,252
	Maruha Nichiro Corp.	639,204	12,467,992
	Maruichi Steel Tube Ltd.	174,800	4,500,832
	MARUKA FURUSATO Corp.	96,614	1,483,058
	Maruyama Manufacturing Co., Inc.	23,200	362,598
	Maruzen CHI Holdings Co. Ltd.	38,000	79,517
	Maruzen Showa Unyu Co. Ltd.	291,200	8,712,087
	Matsuda Sangyo Co. Ltd.	198,300	3,451,394
	Matsui Construction Co. Ltd.	364,600	1,971,371
	Maxell Ltd.	471,758	4,654,490
	Megmilk Snow Brand Co. Ltd.	653,469	10,553,388

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meiji Electric Industries Co. Ltd.	48,500	$503,111
#	Meiji Shipping Group Co. Ltd.	38,500	189,891
	Meisei Industrial Co. Ltd.	514,900	4,376,885
	Meiwa Corp.	11,900	50,469
#	Meiwa Estate Co. Ltd.	172,000	1,069,866
#	Mikuni Corp.	394,952	1,076,982
	Miraial Co. Ltd.	90,400	849,084
	Mirait One Corp.	826,509	10,091,674
	Mirarth Holdings, Inc.	1,175,546	3,604,499
	Mitani Sangyo Co. Ltd.	134,400	309,624
	Mito Securities Co. Ltd.	84,471	285,043
	Mitsuba Corp.	380,641	3,494,921
	Mitsubishi Kakoki Kaisha Ltd.	91,800	2,260,271
	Mitsubishi Materials Corp.	1,379,376	26,956,548
#	Mitsubishi Paper Mills Ltd.	139,036	505,607
	Mitsubishi Shokuhin Co. Ltd.	118,000	4,184,086
	Mitsubishi Steel Manufacturing Co. Ltd.	149,500	1,302,997
	Mitsui DM Sugar Holdings Co. Ltd.	217,306	4,223,311
#	Mitsui Matsushima Holdings Co. Ltd.	8,000	160,904
	Mitsui Mining & Smelting Co. Ltd.	841,685	26,392,615
	Mitsuuroko Group Holdings Co. Ltd.	443,400	3,796,403
	Miyaji Engineering Group, Inc.	73,400	1,855,779
	Miyazaki Bank Ltd.	172,226	3,346,204
	Miyoshi Oil & Fat Co. Ltd.	3,200	25,585
	Mizuho Leasing Co. Ltd.	1,895,000	13,536,809
	Mizuno Corp.	276,379	13,413,707
	MORESCO Corp.	13,000	106,805
	Moriroku Holdings Co. Ltd.	87,300	1,498,067
	Morita Holdings Corp.	139,400	1,641,060
	Morito Co. Ltd.	156,500	1,529,897
#	Mory Industries, Inc.	119,900	4,993,568
	MrMax Holdings Ltd.	201,375	835,600
	Mugen Estate Co. Ltd.	79,749	701,417
	Murakami Corp.	57,600	1,709,358
	Musashi Seimitsu Industry Co. Ltd.	220,400	2,335,437
	Musashino Bank Ltd.	279,278	5,468,633
	Muto Seiko Co.	8,300	98,659
	Nachi-Fujikoshi Corp.	164,088	3,546,922
	Nadex Co. Ltd.	4,300	29,073
#	Nafco Co. Ltd.	179,000	3,271,836
	Nagase & Co. Ltd.	1,471,200	25,452,258
	Nagatanien Holdings Co. Ltd.	1,000	14,735
	Nakabayashi Co. Ltd.	356,400	1,180,393
	Nakano Corp.	6,300	25,114
	Nakayama Steel Works Ltd.	539,000	3,125,471
	Nanto Bank Ltd.	151,946	2,920,366
	Narasaki Sangyo Co. Ltd.	34,600	682,428
	Nasu Denki Tekko Co. Ltd.	6,600	448,789
	NEC Capital Solutions Ltd.	224,500	5,459,425
	Neturen Co. Ltd.	757,900	5,073,962
	NHK Spring Co. Ltd.	2,620,200	26,555,317
	Nicca Chemical Co. Ltd.	62,400	395,633
	Nice Corp.	26,500	291,839
#	Nichia Steel Works Ltd.	101,699	199,377
	Nichicon Corp.	115,600	978,585
	Nichiden Corp.	79,100	1,273,615
	Nichiha Corp.	31,200	727,493
#	Nichimo Co. Ltd.	103,900	1,366,922
	Nichireki Co. Ltd.	461,800	7,045,045

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichirin Co. Ltd.	110,860	$2,768,549
	Nihon Chouzai Co. Ltd.	158,703	1,548,715
	Nihon Denkei Co. Ltd.	73,950	1,079,025
	Nihon Flush Co. Ltd.	2,100	12,141
#	Nihon House Holdings Co. Ltd.	352,997	698,295
#	Nihon Kagaku Sangyo Co. Ltd.	89,800	815,303
	Nihon Nohyaku Co. Ltd.	560,300	2,658,935
	Nihon Parkerizing Co. Ltd.	72,200	555,227
	Nihon Plast Co. Ltd.	80,100	255,631
	Nihon Tokushu Toryo Co. Ltd.	191,800	1,702,343
#	Nihon Yamamura Glass Co. Ltd.	38,799	352,569
	Nikkiso Co. Ltd.	734,704	5,867,486
	Nikko Co. Ltd.	474,600	2,236,233
	Nikkon Holdings Co. Ltd.	694,800	13,637,612
	Nippi, Inc.	13,700	466,998
	Nippn Corp.	630,200	9,725,188
	Nippon Beet Sugar Manufacturing Co. Ltd.	106,999	1,344,873
	Nippon Carbide Industries Co., Inc.	91,906	1,049,285
	Nippon Chemical Industrial Co. Ltd.	61,800	946,097
*	Nippon Chemi-Con Corp.	230,977	2,334,433
#	Nippon Coke & Engineering Co. Ltd.	2,755,158	2,263,684
	Nippon Concrete Industries Co. Ltd.	754,100	1,918,362
	Nippon Denko Co. Ltd.	1,508,500	2,975,067
	Nippon Densetsu Kogyo Co. Ltd.	371,400	5,097,641
	Nippon Electric Glass Co. Ltd.	1,192,000	29,494,960
#	Nippon Felt Co. Ltd.	122,200	329,743
	Nippon Filcon Co. Ltd.	92,000	320,136
	Nippon Hume Corp.	494,400	2,659,291
	Nippon Kayaku Co. Ltd.	1,187,400	9,671,881
#	Nippon Kodoshi Corp.	1,000	12,969
	Nippon Light Metal Holdings Co. Ltd.	716,189	8,498,294
	Nippon Paper Industries Co. Ltd.	1,245,546	8,659,742
	Nippon Rietec Co. Ltd.	24,440	203,654
	Nippon Road Co. Ltd.	377,500	4,525,329
	Nippon Seiki Co. Ltd.	448,400	4,077,463
	Nippon Seisen Co. Ltd.	243,500	2,055,301
	Nippon Sharyo Ltd.	23,300	356,542
#*	Nippon Sheet Glass Co. Ltd.	901,369	3,004,609
	Nippon Shokubai Co. Ltd.	1,400,800	13,314,719
	Nippon Signal Company Ltd.	636,932	4,123,399
	Nippon Soda Co. Ltd.	419,700	15,396,120
	Nippon Thompson Co. Ltd.	1,143,163	4,737,086
	Nippon Yakin Kogyo Co. Ltd.	263,550	7,797,118
	Nipro Corp.	560,596	4,535,721
	Nishikawa Rubber Co. Ltd.	30,900	389,276
	Nishimoto Co. Ltd.	41,000	1,514,310
	Nishi-Nippon Financial Holdings, Inc.	2,001,300	25,301,318
	Nishio Holdings Co. Ltd.	188,300	4,811,396
	Nissan Shatai Co. Ltd.	235,200	1,520,281
	Nissan Tokyo Sales Holdings Co. Ltd.	525,700	1,843,856
	Nissei Plastic Industrial Co. Ltd.	317,500	2,261,631
	Nissha Co. Ltd.	514,515	5,538,095
	Nisshin Group Holdings Co. Ltd.	756,000	2,565,262
	Nisshin Oillio Group Ltd.	624,300	20,055,392
	Nisshinbo Holdings, Inc.	2,840,674	21,535,173
	Nissin Corp.	262,103	5,185,747
	Nissui Corp.	1,329,700	7,978,516
	Nitta Corp.	145,096	3,743,739
#	Nitta Gelatin, Inc.	138,900	631,550

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NITTAN Corp.	130,600	$284,969
	Nittetsu Mining Co. Ltd.	292,898	9,206,176
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,382,866
	Nitto Kohki Co. Ltd.	72,000	1,112,767
	Nitto Seiko Co. Ltd.	536,305	2,094,281
	Noda Corp.	76,100	538,042
	Nojima Corp.	25,500	304,673
	NOK Corp.	882,320	12,768,961
	Noritake Co. Ltd.	395,200	10,374,575
#	Noritsu Koki Co. Ltd.	150,800	2,958,745
	Noritz Corp.	328,062	3,704,679
	North Pacific Bank Ltd.	4,239,300	12,192,099
	Nozawa Corp.	15,300	87,599
	NPR-RIKEN Corp.	289,322	5,323,131
	NS United Kaiun Kaisha Ltd.	221,200	6,693,380
	NTN Corp.	8,455,048	16,779,264
	Ogaki Kyoritsu Bank Ltd.	42,030	601,999
#	Ohara, Inc.	43,600	366,661
#	Ohashi Technica, Inc.	186,400	1,874,289
	Oiles Corp.	34,000	514,267
	Oita Bank Ltd.	1,200	22,281
	Okabe Co. Ltd.	503,759	2,563,159
	Okamoto Industries, Inc.	400	12,547
	Okasan Securities Group, Inc.	1,187,200	5,687,230
	Oki Electric Industry Co. Ltd.	1,391,086	9,941,707
	Okinawa Financial Group, Inc.	310,720	5,269,008
	Okumura Corp.	320,900	10,039,654
	Okura Industrial Co. Ltd.	155,649	3,089,335
	Okuwa Co. Ltd.	407,847	2,440,130
	Onamba Co. Ltd.	1,600	12,997
	Onoken Co. Ltd.	406,150	4,751,694
	Onward Holdings Co. Ltd.	50,604	194,789
	Orient Corp.	170,602	1,113,410
	Oriental Shiraishi Corp.	775,100	1,859,892
#	Osaka Steel Co. Ltd.	372,200	5,657,638
	Osaki Electric Co. Ltd.	549,060	2,388,266
#	OUG Holdings, Inc.	21,800	372,872
	Oval Corp.	17,800	59,047
	Oyo Corp.	9,500	147,653
	Pacific Industrial Co. Ltd.	905,424	9,338,752
	Pack Corp.	23,300	541,123
	PALTAC Corp.	16,900	511,511
	Parker Corp.	31,800	194,372
#	Pegasus Co. Ltd.	306,479	1,016,131
	Pickles Holdings Co. Ltd.	4,595	34,451
	Piolax, Inc.	450,687	7,656,524
	Press Kogyo Co. Ltd.	1,848,500	9,095,015
#	Pressance Corp.	268,900	3,116,056
	Prima Meat Packers Ltd.	11,500	168,216
	Procrea Holdings, Inc.	32,600	382,137
	PS Mitsubishi Construction Co. Ltd.	131,929	832,299
	Punch Industry Co. Ltd.	14,500	41,803
	Raiznext Corp.	91,100	1,171,097
	Rasa Corp.	92,900	1,117,243
#	Rasa Industries Ltd.	98,100	1,745,097
	Raysum Co. Ltd.	15,368	353,925
	Rengo Co. Ltd.	3,287,400	24,648,480
	Restar Corp.	113,700	2,151,533
#	Retail Partners Co. Ltd.	115,000	1,230,132

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Rhythm Co. Ltd.	124,300	$2,422,103
	Ricoh Leasing Co. Ltd.	362,000	12,303,403
	Riken Technos Corp.	934,500	5,975,461
	Ryobi Ltd.	380,632	6,611,535
	RYODEN Corp.	368,900	6,187,317
	Ryoyo Ryosan Holdings, Inc.	111,011	1,956,761
	S Foods, Inc.	24,600	474,896
#	S LINE GROUP Co. Ltd.	5,300	29,257
	Sac’s Bar Holdings, Inc.	5,000	27,054
	Sakai Chemical Industry Co. Ltd.	234,784	3,054,138
	Sakai Heavy Industries Ltd.	69,700	2,777,409
	Sakata INX Corp.	333,030	3,382,426
	Sala Corp.	664,340	3,315,457
	San Holdings, Inc.	386,400	2,654,301
	San ju San Financial Group, Inc.	39,900	527,437
	San-Ai Obbli Co. Ltd.	751,900	9,863,972
	San-In Godo Bank Ltd.	2,985,500	23,255,363
	Sanki Engineering Co. Ltd.	306,700	4,305,363
	Sanko Gosei Ltd.	286,447	1,226,957
	Sanko Metal Industrial Co. Ltd.	40,700	1,209,842
	Sankyo Seiko Co. Ltd.	221,300	1,067,979
	Sankyo Tateyama, Inc.	283,041	1,452,713
	Sanoh Industrial Co. Ltd.	421,500	3,022,237
	Sansei Technologies, Inc.	76,422	598,128
	Sansha Electric Manufacturing Co. Ltd.	185,700	1,797,838
	Sanshin Electronics Co. Ltd.	2,300	32,023
	Sanyo Chemical Industries Ltd.	175,500	4,589,350
	Sanyo Denki Co. Ltd.	66,400	3,130,678
#	Sanyo Industries Ltd.	44,900	824,445
	Sanyo Shokai Ltd.	24,400	431,329
	Sanyo Special Steel Co. Ltd.	462,000	6,249,581
	Sanyo Trading Co. Ltd.	119,500	1,132,818
	Sata Construction Co. Ltd.	67,200	310,507
	Sato Shoji Corp.	234,900	2,620,412
	Saxa Holdings, Inc.	81,799	1,487,338
	Scroll Corp.	4,900	29,097
	SEC Carbon Ltd.	4,400	70,986
	Seibu Electric & Machinery Co. Ltd.	5,500	60,560
	Seika Corp.	149,166	3,847,322
	Seiko Group Corp.	317,564	8,399,942
	Seino Holdings Co. Ltd.	232,100	3,109,475
	Sekisui Jushi Corp.	231,714	3,787,118
	Sekisui Kasei Co. Ltd.	268,497	843,695
	Senshu Ikeda Holdings, Inc.	3,373,380	8,587,433
#	Shibaura Machine Co. Ltd.	108,700	2,433,397
	Shibusawa Warehouse Co. Ltd.	158,500	3,050,419
	Shibuya Corp.	39,700	887,258
	Shiga Bank Ltd.	278,700	7,207,717
	Shikibo Ltd.	54,570	362,339
	Shikoku Bank Ltd.	406,499	2,926,768
	Shikoku Kasei Holdings Corp.	16,100	181,369
	Shin Nippon Air Technologies Co. Ltd.	20,020	506,375
	Shinagawa Refractories Co. Ltd.	531,300	6,474,507
	Shindengen Electric Manufacturing Co. Ltd.	113,693	2,129,901
	Shinko Shoji Co. Ltd.	158,600	1,045,118
	Shinmaywa Industries Ltd.	297,700	2,269,728
	Shinnihon Corp.	436,100	4,377,362
	Shinsho Corp.	115,099	5,012,171
	Shinwa Co. Ltd.	136,100	671,585

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shizuoka Gas Co. Ltd.	683,700	$4,183,477
	Showa Sangyo Co. Ltd.	122,200	2,739,632
	Sigma Koki Co. Ltd.	4,200	41,862
	Siix Corp.	179,520	1,850,717
	Sinanen Holdings Co. Ltd.	139,400	4,415,529
	Sinfonia Technology Co. Ltd.	102,700	2,179,363
	Sintokogio Ltd.	216,962	1,727,071
	SKY Perfect JSAT Holdings, Inc.	2,834,700	16,681,361
	SMK Corp.	67,249	1,043,460
	SNT Corp.	422,000	717,023
	Soda Nikka Co. Ltd.	147,800	1,047,894
#	Sodick Co. Ltd.	546,466	2,530,310
	Soft99 Corp.	88,100	812,117
	Soken Chemical & Engineering Co. Ltd.	81,800	1,523,680
	Space Co. Ltd.	7,400	47,746
	SPK Corp.	108,036	1,407,470
	Star Mica Holdings Co. Ltd.	14,429	58,386
	Star Micronics Co. Ltd.	57,100	677,984
	Starzen Co. Ltd.	191,190	3,308,466
	Stella Chemifa Corp.	72,700	1,771,428
	Subaru Enterprise Co. Ltd.	65,100	1,138,529
	Sugimoto & Co. Ltd.	133,219	1,972,285
	Sumida Corp.	136,296	1,076,546
#	Suminoe Textile Co. Ltd.	77,800	1,321,882
	Sumitomo Osaka Cement Co. Ltd.	471,924	11,716,989
	Sumitomo Riko Co. Ltd.	681,624	5,674,980
	Sumitomo Seika Chemicals Co. Ltd.	131,815	4,197,733
#	Sumitomo Warehouse Co. Ltd.	1,109,600	18,375,009
	Sun Frontier Fudousan Co. Ltd.	477,700	5,941,348
	Suncall Corp.	295,900	884,982
	Sun-Wa Technos Corp.	260,300	3,728,932
#	Suruga Bank Ltd.	2,652,300	16,176,103
	Suzuken Co. Ltd.	9,300	274,664
	Suzuki Co. Ltd.	199,523	1,801,092
	T RAD Co. Ltd.	66,400	1,621,673
	Tachibana Eletech Co. Ltd.	373,820	7,131,422
	Tachikawa Corp.	213,061	1,936,263
	Tachi-S Co. Ltd.	149,800	1,900,357
	Tadano Ltd.	150,100	1,204,472
	Taihei Dengyo Kaisha Ltd.	246,300	6,932,416
	Taiheiyo Cement Corp.	1,075,521	24,599,848
#	Taiheiyo Kouhatsu, Inc.	53,300	271,693
	Taiho Kogyo Co. Ltd.	175,199	986,321
	Taisei Lamick Co. Ltd.	10,000	180,974
#	Takamatsu Construction Group Co. Ltd.	143,200	2,411,289
	Takano Co. Ltd.	103,400	670,024
	Takaoka Toko Co. Ltd.	224,444	3,139,856
	Takara Holdings, Inc.	88,000	578,108
	Takara Standard Co. Ltd.	642,753	7,841,032
	Takasago International Corp.	186,610	4,141,070
#	Takashima & Co. Ltd.	185,200	1,392,722
	Takashimaya Co. Ltd.	869,317	12,322,827
	TAKEBISHI Corp.	62,300	813,996
	Tamura Corp.	223,099	917,198
	Tanabe Engineering Corp.	22,700	192,150
#*	Tatsuta Electric Wire & Cable Co. Ltd.	632,300	2,852,854
	Tayca Corp.	121,683	1,150,998
#	Tbk Co. Ltd.	343,700	776,121
	Techno Ryowa Ltd.	220,770	2,679,111

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Teijin Ltd.	1,992,226	$19,435,500
	Teikoku Sen-I Co. Ltd.	29,100	436,819
	Teikoku Tsushin Kogyo Co. Ltd.	152,100	1,795,251
	Tenma Corp.	329,900	4,715,387
#	Terasaki Electric Co. Ltd.	17,700	213,607
#	TESEC Corp.	1,000	13,227
	Tess Holdings Co. Ltd.	62,900	172,260
	Tigers Polymer Corp.	240,900	1,684,894
	Toa Corp.	1,308,467	9,148,600
	TOA ROAD Corp.	567,900	4,675,015
	Toagosei Co. Ltd.	1,710,300	17,204,515
	Tobishima Corp.	299,313	2,598,727
	TOC Co. Ltd.	309,900	1,543,880
	Toda Corp.	2,084,800	13,616,901
	Toenec Corp.	215,500	7,377,929
	Togami Electric Manufacturing Co. Ltd.	12,200	240,446
	Toho Bank Ltd.	498,400	1,070,125
	Toho Holdings Co. Ltd.	363,600	8,710,866
*	Toho Zinc Co. Ltd.	24,953	164,687
#	Tohoku Bank Ltd.	79,714	597,407
	Tohoku Steel Co. Ltd.	6,500	77,339
#	Tokai Carbon Co. Ltd.	1,762,471	11,692,909
	Tokai Corp.	67,763	901,629
	Tokai Rika Co. Ltd.	877,200	11,944,293
	Tokai Tokyo Financial Holdings, Inc.	2,643,281	9,686,374
	Tokushu Tokai Paper Co. Ltd.	160,181	3,800,236
	Tokuyama Corp.	1,045,467	21,572,277
	Tokyo Energy & Systems, Inc.	524,510	4,481,498
	Tokyo Keiki, Inc.	177,676	2,901,807
	Tokyo Kiraboshi Financial Group, Inc.	325,888	9,673,561
	Tokyo Rope Manufacturing Co. Ltd.	180,100	1,645,225
	Tokyo Sangyo Co. Ltd.	430,200	1,808,586
#	Tokyo Tekko Co. Ltd.	117,100	3,417,872
	Tokyu Construction Co. Ltd.	21,900	117,851
	Toli Corp.	878,200	2,213,540
	Tomato Bank Ltd.	67,300	515,656
	Tomen Devices Corp.	3,500	148,556
	Tomoe Corp.	641,900	2,909,119
	Tomoe Engineering Co. Ltd.	101,400	2,779,016
	Tomoku Co. Ltd.	232,864	3,816,446
	TOMONY Holdings, Inc.	1,885,486	4,983,887
	Tonami Holdings Co. Ltd.	144,000	4,386,864
	Topre Corp.	408,999	6,601,926
	Topy Industries Ltd.	252,499	4,282,492
	Torigoe Co. Ltd.	22,400	98,760
	Tosei Corp.	101,000	1,576,804
	Tosho Co. Ltd.	27,700	119,527
	Towa Bank Ltd.	111,000	475,281
	Towa Pharmaceutical Co. Ltd.	124,840	2,247,160
	Toyo Construction Co. Ltd.	1,114,600	9,031,030
	Toyo Denki Seizo KK	10,750	76,402
	Toyo Engineering Corp.	173,310	1,033,780
	Toyo Kanetsu KK	88,100	2,444,423
	Toyo Logistics Co. Ltd.	6,399	61,468
#	Toyo Machinery & Metal Co. Ltd.	347,800	1,638,283
	Toyo Tire Corp.	845,300	15,992,317
#	Toyo Wharf & Warehouse Co. Ltd.	46,799	397,643
	Toyobo Co. Ltd.	1,098,973	7,798,650
	Toyoda Gosei Co. Ltd.	79,000	1,529,495

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TPR Co. Ltd.	294,987	$4,359,376
	TRE Holdings Corp.	32,100	258,358
	Trinity Industrial Corp.	12,100	91,016
	TS Tech Co. Ltd.	1,039,500	12,799,502
	TSI Holdings Co. Ltd.	639,433	3,568,505
	Tsubakimoto Chain Co.	393,672	13,553,337
	Tsubakimoto Kogyo Co. Ltd.	56,100	777,726
	Tsukishima Holdings Co. Ltd.	423,830	3,956,141
#	Tsukuba Bank Ltd.	423,467	818,325
	Tsumura & Co.	112,900	2,720,517
	Tsurumi Manufacturing Co. Ltd.	210,600	4,758,870
	TV Asahi Holdings Corp.	258,800	3,394,191
	Tv Tokyo Holdings Corp.	132,600	2,486,015
	TYK Corp.	479,200	1,427,292
	UACJ Corp.	605,269	18,491,349
	UBE Corp.	1,792,455	32,769,089
	Ueki Corp.	28,500	299,529
#	UEX Ltd.	7,400	52,324
#	Unipres Corp.	419,939	3,106,864
#	United Super Markets Holdings, Inc.	48,300	275,671
#*	Unitika Ltd.	574,643	755,231
#	Universal Entertainment Corp.	153,419	1,606,100
	Urbanet Corp. Co. Ltd.	58,800	158,700
	Valor Holdings Co. Ltd.	516,730	7,916,616
	Vital KSK Holdings, Inc.	56,800	443,270
	VT Holdings Co. Ltd.	133,764	442,726
#	Wakachiku Construction Co. Ltd.	155,900	3,424,531
	Wakita & Co. Ltd.	832,300	8,258,568
	Warabeya Nichiyo Holdings Co. Ltd.	131,700	2,004,262
	Wellneo Sugar Co. Ltd.	177,200	2,471,579
#	Wood One Co. Ltd.	47,375	301,120
	World Co. Ltd.	243,500	3,211,636
	Wowow, Inc.	31,100	216,532
#*	W-Scope Corp.	75,000	243,048
	Xebio Holdings Co. Ltd.	284,546	1,823,541
	Yahagi Construction Co. Ltd.	242,800	2,281,411
	YAMABIKO Corp.	386,445	5,114,014
	Yamaguchi Financial Group, Inc.	230,247	2,325,865
	Yamanashi Chuo Bank Ltd.	6,400	72,794
	Yamatane Corp.	203,099	3,432,533
	Yamato Corp.	335,800	2,150,145
#	Yamaya Corp.	54,200	1,053,957
	Yamazen Corp.	219,500	1,927,751
#	Yasuda Logistics Corp.	301,200	2,647,994
	Yellow Hat Ltd.	248,800	3,234,156
	Yodogawa Steel Works Ltd.	437,300	13,725,077
	Yokogawa Bridge Holdings Corp.	150,000	2,720,607
#	Yokorei Co. Ltd.	1,128,200	7,440,026
	Yokowo Co. Ltd.	43,700	464,015
	Yondenko Corp.	166,100	3,963,498
#	Yorozu Corp.	239,707	1,456,210
	Yotai Refractories Co. Ltd.	99,100	910,850
	Yuasa Funashoku Co. Ltd.	39,199	857,332
	Yuasa Trading Co. Ltd.	64,400	2,353,354
#	Yuken Kogyo Co. Ltd.	15,500	216,746
	Yurtec Corp.	1,000,000	9,265,266
	Yushiro Chemical Industry Co. Ltd.	154,200	1,923,294
	Yutaka Giken Co. Ltd.	15,400	241,353

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	377,600	$3,763,209

TOTAL JAPAN			2,955,420,741

NETHERLANDS — (2.4%)
	Acomo NV	8,008	149,080
#	AMG Critical Materials NV	21,395	502,147
	Aperam SA	1,057,322	30,743,322
	ASR Nederland NV	1,574,912	78,807,795
Ω	B&S Group SARL	2,877	15,495
	Flow Traders Ltd.	36,436	749,881
	ForFarmers NV	216,184	556,853
	Fugro NV	438,563	10,637,452
	Kendrion NV	778	10,839
	Koninklijke BAM Groep NV	4,585,357	18,691,753
	Koninklijke Heijmans NV, CVA	567,413	10,649,046
	Koninklijke Vopak NV	553,473	21,979,269
#	MFE-MediaForEurope NV, Class B	386,890	1,554,398
	SBM Offshore NV	3,171,882	46,860,126
#Ω	Signify NV	1,837,233	50,104,026
	Sligro Food Group NV	14,497	219,884
*††	SRH NV	4,044,025	0
	Van Lanschot Kempen NV	138,988	4,923,506

TOTAL NETHERLANDS			277,154,872

NEW ZEALAND — (0.1%)
	Air New Zealand Ltd.	2,382,768	771,821
	Arvida Group Ltd.	2,513,823	1,595,913
	Chorus Ltd.	639,782	2,710,842
#	Colonial Motor Co. Ltd.	247,107	1,200,104
	Heartland Group Holdings Ltd.	166,240	103,731
	KMD Brands Ltd.	3,265,351	1,038,079
	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	924,376
	NZME Ltd.	1,012,279	528,778
#	Oceania Healthcare Ltd.	955,674	337,883
#	PGG Wrightson Ltd.	121,001	138,811
*††	RPNZ Ltd.	832,183	0
#	Sanford Ltd.	832,080	1,958,663
	SKY Network Television Ltd.	1,001,661	1,717,082
#	SKYCITY Entertainment Group Ltd.	866,431	908,005
	Summerset Group Holdings Ltd.	253,466	1,654,196
*	TOWER Ltd.	394,475	190,371

TOTAL NEW ZEALAND			15,778,655

NORWAY — (0.8%)
*	Akastor ASA	312,916	385,489
*	Aker BioMarine ASA	6,974	44,473
	AMSC ASA	818,861	2,256,431
	Austevoll Seafood ASA	196,137	1,566,148
Ω	Avance Gas Holding Ltd.	168,707	2,451,885
	B2 Impact ASA	1,835,032	1,416,020
	Bonheur ASA	165,311	3,754,024
Ω	BW LPG Ltd.	1,028,324	14,849,584
	BW Offshore Ltd.	1,499,587	3,765,623
	DNO ASA	6,792,868	6,288,218
#Ω	Elkem ASA	718,079	1,254,711
	FLEX LNG Ltd.	7,876	206,823
	Grieg Seafood ASA	204,569	1,328,108
*	Hexagon Composites ASA	31,977	48,396

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Kongsberg Automotive ASA	7,394,413	$1,188,380
*	LINK Mobility Group Holding ASA	238,869	420,485
#	MPC Container Ships ASA	2,530,836	4,068,047
#Ω	Norske Skog ASA	330,727	1,106,576
#*	NRC Group ASA	74,482	84,280
	Odfjell Drilling Ltd.	1,919,859	8,750,727
	Odfjell SE, Class A	309,897	4,896,311
	Odfjell Technology Ltd.	75,008	418,238
#*	OKEA ASA	133,555	307,644
	Panoro Energy ASA	113,512	289,581
	Pareto Bank ASA	70,593	366,790
*	PGS ASA	4,961,711	3,812,914
*Ω	Scatec ASA	170,763	1,246,248
	Selvaag Bolig ASA	14,297	45,374
#*Ω	Shelf Drilling Ltd.	946,821	1,582,028
*	Siem Offshore, Inc.	172,651	552,260
*	Solstad Offshore ASA	26,825	104,337
	Sparebank 1 Oestlandet	105,013	1,265,418
	SpareBank 1 Sorost-Norge	48,146	295,619
	Sparebanken More	22,735	173,414
	Stolt-Nielsen Ltd.	258,915	11,025,328
#	TGS ASA	407,364	4,595,185
	Wilh Wilhelmsen Holding ASA, Class A	197,123	6,877,049

TOTAL NORWAY			93,088,166

PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	115,014,573	40,157,292
	Sonae SGPS SA	10,230,521	10,243,481

TOTAL PORTUGAL			50,400,773

SINGAPORE — (0.6%)
*	Avarga Ltd.	61,600	8,810
*	Banyan Tree Holdings Ltd.	2,791,500	804,450
	Bonvests Holdings Ltd.	1,274,180	885,860
	Bukit Sembawang Estates Ltd.	104,000	255,067
	China Aviation Oil Singapore Corp. Ltd.	1,634,000	1,110,002
	Chuan Hup Holdings Ltd.	4,063,000	512,821
	Del Monte Pacific Ltd.	916,400	72,867
#*††	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,359,707	2,482,902
	First Resources Ltd.	252,200	259,820
#	First Sponsor Group Ltd.	1,045,655	887,817
	Geo Energy Resources Ltd.	1,642,900	366,309
	Golden Agri-Resources Ltd.	53,810,100	10,823,121
	GP Industries Ltd.	195,908	72,813
#	GuocoLand Ltd.	2,679,900	2,941,262
	Haw Par Corp. Ltd.	301,800	2,167,649
	Hiap Hoe Ltd.	65,200	32,338
	Ho Bee Land Ltd.	5,392,300	7,613,664
#	Hong Fok Corp. Ltd.	5,053,560	3,106,063
	Hong Leong Asia Ltd.	3,032,000	1,387,499
	Hong Leong Finance Ltd.	1,148,400	2,109,482
#	Hotel Grand Central Ltd.	2,704,349	1,543,782
	Hutchison Port Holdings Trust	28,180,200	3,603,571
#*††	Hyflux Ltd.	6,575,700	0
	Indofood Agri Resources Ltd.	423,200	92,905
	InnoTek Ltd.	62,100	24,963
	ISDN Holdings Ltd.	107,065	23,777

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*	Japfa Ltd.	3,511,859	$772,182
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	59,469
	Metro Holdings Ltd.	5,857,360	2,118,699
#*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	1,469,800	919,844
	Olam Group Ltd.	127,300	109,601
	OUE Ltd.	3,540,000	2,741,815
#	PSC Corp. Ltd.	3,464,343	886,565
	QAF Ltd.	3,152,608	1,960,940
*	Raffles Education Ltd.	1,695,090	55,875
#	Rex International Holding Ltd.	3,095,200	295,618
	Samudera Shipping Line Ltd.	141,300	93,812
	Sinarmas Land Ltd.	387,100	43,708
	Sing Holdings Ltd.	1,587,200	383,785
	Sing Investments & Finance Ltd.	264,900	188,052
	Singapore Land Group Ltd.	1,870,421	2,460,591
	Singapore Post Ltd.	2,403,100	791,193
	Singapura Finance Ltd.	210,000	112,125
#	Stamford Land Corp. Ltd.	7,641,128	2,126,440
	Straits Trading Co. Ltd.	406,100	436,428
#*††	Swiber Holdings Ltd.	20,274,050	0
	Tiong Woon Corp. Holding Ltd.	2,037,650	731,104
	Tuan Sing Holdings Ltd.	12,199,559	2,229,336
	UOB-Kay Hian Holdings Ltd.	431,404	445,301
#	Valuetronics Holdings Ltd.	329,900	142,371
	Wee Hur Holdings Ltd.	59,600	7,834
	Wing Tai Holdings Ltd.	5,912,254	6,356,190
	Yeo Hiap Seng Ltd.	323,363	134,930

TOTAL SINGAPORE			69,793,422

SPAIN — (3.6%)
	Acciona SA	12,989	1,501,608
	Acerinox SA	3,101,469	33,414,049
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	71,369	1,426,242
	Atresmedia Corp. de Medios de Comunicacion SA	263,561	1,323,636
	Banco de Sabadell SA	91,690,361	175,147,259
	Bankinter SA	8,759,595	69,237,241
#	Ebro Foods SA	1,375,414	23,510,628
	Elecnor SA	29,011	624,865
	Enagas SA	127,056	1,863,405
	Ence Energia y Celulosa SA	254,479	906,365
	Ercros SA	2,572,637	9,657,906
Ω	Gestamp Automocion SA	1,502,432	4,501,884
	Grupo Catalana Occidente SA	701,356	27,159,772
	Iberpapel Gestion SA	63,323	1,269,061
	Mapfre SA	16,439,117	39,660,452
Ω	Neinor Homes SA	253,713	2,845,467
	Tubacex SA	1,314,444	4,389,718
Ω	Unicaja Banco SA	3,438,501	4,491,558
	Vocento SA	678,452	678,064

TOTAL SPAIN			403,609,180

SWEDEN — (2.4%)
Ω	AcadeMedia AB	1,236,130	5,651,539
	AFRY AB	459,092	7,211,744
#Ω	Alimak Group AB	518,006	4,786,609

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Alleima AB	659,900	$4,101,516
	Alligo AB, Class B	287,215	3,352,332
Ω	Ambea AB	498,652	2,862,694
	Arjo AB, Class B	1,989,018	8,347,908
Ω	Attendo AB	934,305	3,523,729
	Bergman & Beving AB	397,766	8,035,218
	Betsson AB, Class B	1,100,128	12,160,143
	Billerud Aktiebolag	125,208	1,038,429
*	Bonava AB, Class B	200,967	182,758
#	Bulten AB	272,544	2,033,912
	Bure Equity AB	393,507	12,320,144
*	Byggmax Group AB	843,611	2,613,642
	Cloetta AB, Class B	2,554,221	3,803,501
#Ω	Dometic Group AB	405,540	2,898,037
	Doro AB	267,844	488,675
*Ω	Dustin Group AB	766,296	870,642
#	Elanders AB, Class B	142,019	1,266,688
	Fagerhult Group AB	101,755	652,943
	Granges AB	2,167,866	25,599,008
*Ω	Hoist Finance AB	765,360	3,640,917
*	Humana AB	215,822	579,297
#*	International Petroleum Corp.	1,492,194	18,873,222
	Inwido AB	1,020,167	12,564,756
	ITAB Shop Concept AB	135,825	233,021
#	JM AB	893,041	15,123,475
	Kabe Group AB, Class B	1,549	46,782
	KNOW IT AB	50,645	655,421
	Lindab International AB	899,238	18,064,148
	Loomis AB	358,290	9,156,729
	MEKO AB	707,353	7,211,065
*	Modern Times Group MTG AB, Class B	359,160	3,076,740
	Momentum Group AB	155,923	1,949,904
	NCC AB, Class B	659,592	8,022,195
#	New Wave Group AB, Class B	1,166,229	10,620,034
#*	Nobia AB	557,692	227,120
#	Nordic Waterproofing Holding AB	193,923	2,866,687
*	Norion Bank AB	383,071	1,415,188
#	Peab AB, Class B	1,791,161	10,919,531
*	Pricer AB, Class B	63,999	65,841
	Ratos AB, Class B	3,253,745	11,293,162
	Rejlers AB	10,104	129,209
Ω	Resurs Holding AB	1,001,141	1,506,479
	Rottneros AB	1,516,578	1,583,771
	Scandi Standard AB	87,281	606,963
*	Sensys Gatso Group AB	15,937	109,796
*Ω	Sinch AB	2,247,583	5,081,747
*	Stillfront Group AB	1,929,843	1,833,994
#	Storskogen Group AB, Class B	4,103,537	2,198,494
	Tethys Oil AB	494,181	1,632,723
	VBG Group AB, Class B	58,596	2,050,547

TOTAL SWEDEN			267,140,769

SWITZERLAND — (6.2%)
	Adecco Group AG	1,672,213	58,498,124
	Allreal Holding AG	205,686	33,218,744
#*	Aluflexpack AG	1,010	16,192
*	ams-OSRAM AG	6,054,204	7,271,446
	Arbonia AG	817,965	10,774,636
#	Autoneum Holding AG	55,613	8,883,232

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Baloise Holding AG	350,114	$52,906,723
	Banque Cantonale de Geneve	34,944	11,317,562
	Banque Cantonale du Jura SA	3,334	228,286
	Banque Cantonale Vaudoise	30,515	3,191,092
	Bell Food Group AG	40,397	11,715,896
#	Bellevue Group AG	6,424	127,526
#	Berner Kantonalbank AG	50,908	13,908,897
	Bystronic AG	5,867	2,609,360
	Calida Holding AG	46,349	1,461,570
	Carlo Gavazzi Holding AG	8,949	2,960,166
	Cembra Money Bank AG	187,205	14,311,864
#*	Cicor Technologies Ltd.	21,958	1,198,721
	Cie Financiere Tradition SA	20,993	3,305,173
	Clariant AG	1,040,066	15,560,235
	EFG International AG	1,966,481	22,865,364
	Energiedienst Holding AG	28,704	1,205,580
#	Feintool International Holding AG	67,342	1,305,815
	Flughafen Zurich AG	14,565	2,915,925
#*	GAM Holding AG	880,759	274,423
	Gurit Holding AG, Class BR	17,302	1,103,776
	Helvetia Holding AG	613,525	80,252,458
	Huber & Suhner AG	29,091	2,314,179
	Implenia AG	306,846	11,220,272
	Investis Holding SA	19,017	2,039,459
	Jungfraubahn Holding AG	24,701	5,482,826
*	Kudelski SA	39,490	61,249
	Landis & Gyr Group AG	257,519	19,052,285
	Liechtensteinische Landesbank AG	203,459	15,531,583
	Luzerner Kantonalbank AG	168,485	12,444,598
Ω	Medmix AG	40,873	670,579
	Meier Tobler Group AG	583	19,526
	Metall Zug AG, Class B	1,196	1,649,462
	Mobimo Holding AG	130,204	36,449,748
*Ω	Montana Aerospace AG	15,042	290,702
	OC Oerlikon Corp. AG	1,199,974	5,191,706
	Orell Fuessli AG	244	21,265
*	Phoenix Mecano AG	8,038	4,319,384
	Rieter Holding AG	24,006	3,355,849
	Schweiter Technologies AG	5,825	2,613,364
	Siegfried Holding AG	58,589	55,986,615
	St. Galler Kantonalbank AG	51,137	26,311,141
	Sulzer AG	28,297	3,427,335
	Swiss Prime Site AG	675,650	62,384,675
*	Swiss Steel Holding AG	391,584	36,068
	Thurgauer Kantonalbank	11,153	1,538,784
	TX Group AG	10,523	1,637,220
#	u-blox Holding AG	7,966	736,916
	Valiant Holding AG	29,994	3,501,408
	Vaudoise Assurances Holding SA	22,405	10,895,922
	Vetropack Holding AG	138,087	4,666,232
#	Vontobel Holding AG	321,617	18,053,055
	VP Bank AG, Class A	64,097	6,395,061
*	V-ZUG Holding AG	17,976	1,113,337
	Walliser Kantonalbank	17,285	2,150,827
	Zehnder Group AG	110,602	6,448,453
	Zug Estates Holding AG, Class B	623	1,218,789
	Zuger Kantonalbank AG	393	3,674,206

TOTAL SWITZERLAND			696,292,866

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (12.1%)
#	abrdn PLC	8,562,392	$15,614,215
#	Alliance Pharma PLC	1,023,314	434,728
	Anglo-Eastern Plantations PLC	340,723	3,009,253
	Ashmore Group PLC	194,281	468,220
	Atalaya Mining PLC	25,299	140,194
*	Auction Technology Group PLC	1,993	12,332
Ω	Bakkavor Group PLC	2,510,927	3,792,128
	Balfour Beatty PLC	8,689,209	39,405,388
	Bank of Georgia Group PLC	848,250	56,798,011
	Bellway PLC	2,050,891	64,450,830
	Bloomsbury Publishing PLC	626,376	4,164,759
	Bodycote PLC	2,029,341	17,455,779
	Breedon Group PLC	1,067,358	4,795,976
	Burford Capital Ltd.	252,424	3,889,586
	C&C Group PLC	1,195,853	2,451,237
	Camellia PLC	661	37,743
	Capital Ltd.	166,611	215,159
	Capricorn Energy PLC	698,043	1,479,528
*	Card Factory PLC	2,549,270	3,463,542
	Carr’s Group PLC	643,356	1,079,459
	Castings PLC	475,946	2,216,523
	Centamin PLC	23,575,846	35,601,240
	Central Asia Metals PLC	1,677,271	4,370,900
	Chemring Group PLC	1,055,908	4,934,805
	Chesnara PLC	816,257	2,559,520
	Close Brothers Group PLC	2,451,049	13,929,343
Ω	CMC Markets PLC	72,434	236,739
	Crest Nicholson Holdings PLC	3,844,525	8,874,573
*	Currys PLC	3,853,195	2,972,961
*	De La Rue PLC	97,420	114,809
	DFS Furniture PLC	536,384	776,806
	Direct Line Insurance Group PLC	5,727,246	13,296,964
	Dowlais Group PLC	1,871,843	1,902,495
	Drax Group PLC	3,760,654	24,358,290
	DS Smith PLC	1,667,802	7,265,832
	Ecora Resources PLC	2,788,335	2,861,475
*	Elementis PLC	7,978,773	14,029,312
*	EnQuest PLC	25,362,864	5,264,006
	Epwin Group PLC	229,279	260,781
	Essentra PLC	69,795	153,390
*	Ferrexpo PLC	43,581	27,583
	Firstgroup PLC	10,305,401	20,876,727
#	Flowtech Fluidpower PLC	90,707	126,892
	Foxtons Group PLC	1,945,142	1,407,441
*	Frasers Group PLC	2,203,767	22,426,812
	Fresnillo PLC	632,918	4,383,451
	Future PLC	255,879	2,112,389
	Galliford Try Holdings PLC	688,158	2,069,320
*	Gem Diamonds Ltd.	206,874	23,398
	Genel Energy PLC	357,295	381,313
	Genuit Group PLC	385,396	2,082,965
*	Georgia Capital PLC	114,059	1,937,880
	Grafton Group PLC	5,225,428	61,462,676
	Grainger PLC	9,461,207	30,183,973
*	Greencore Group PLC	3,777,249	6,178,937
*	Griffin Mining Ltd.	11,516	22,578
#*	Gulf Keystone Petroleum Ltd.	2,998,156	4,405,029
*	Gulf Marine Services PLC	56,737	15,374
*Ω	Gym Group PLC	37,605	51,517

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	H&T Group PLC	77,164	$404,714
	Halfords Group PLC	3,656,871	6,867,289
	Hargreaves Services PLC	18,548	131,754
	Harworth Group PLC	208,580	361,317
	Headlam Group PLC	362,575	795,904
	Helical PLC	1,408,988	3,585,871
	Henry Boot PLC	1,150,687	2,675,499
*	Hochschild Mining PLC	2,027,898	3,914,576
	Hunting PLC	1,845,962	8,204,468
Ω	Ibstock PLC	2,159,536	3,982,918
	IG Group Holdings PLC	1,074,142	10,023,087
	Inchcape PLC	325,451	3,243,745
*	International Distributions Services PLC	5,458,499	18,392,921
	International Personal Finance PLC	1,327,418	1,727,718
	iomart Group PLC	55,118	88,642
	IP Group PLC	74,957	44,856
	ITV PLC	2,311,790	2,028,313
*	James Fisher & Sons PLC	39,842	137,010
*	John Wood Group PLC	7,286,987	13,446,136
	Johnson Matthey PLC	913,147	19,998,234
	Jupiter Fund Management PLC	3,451,183	3,326,726
#*Ω	Just Eat Takeaway.com NV	38,667	562,791
	Keller Group PLC	1,423,361	19,529,949
	Kier Group PLC	2,227,087	3,725,806
	Kingfisher PLC	2,192,660	6,754,102
	Lancashire Holdings Ltd.	561,866	4,256,129
	Learning Technologies Group PLC	97,551	89,273
	LSL Property Services PLC	28,473	106,115
	Marks & Spencer Group PLC	20,707,109	65,971,644
	Marshalls PLC	294,605	984,840
*	Marston’s PLC	6,391,896	2,228,164
	Mears Group PLC	1,681,185	7,582,311
*	Mitchells & Butlers PLC	4,426,198	13,326,789
	MJ Gleeson PLC	543,121	3,398,115
	Mobico Group PLC	6,479,823	4,468,287
	Morgan Sindall Group PLC	116,751	3,291,872
	MP Evans Group PLC	72,956	763,314
*	N Brown Group PLC	382,422	68,305
	NCC Group PLC	70,036	118,414
#*	Nexxen International Ltd.	3,323	9,549
	Norcros PLC	237,503	544,697
*Ω	On the Beach Group PLC	56,338	101,277
	OSB Group PLC	5,501,232	28,170,181
	Pan African Resources PLC	3,447,514	1,042,170
	Paragon Banking Group PLC	6,508,032	58,039,334
	Persimmon PLC	1,191,232	19,289,653
*	Petra Diamonds Ltd.	54,284	32,969
	Pets at Home Group PLC	5,856,384	21,379,466
	Pharos Energy PLC	951,916	279,588
	Pinewood Technologies Group PLC	863,704	3,592,230
*	Playtech PLC	4,878,025	32,223,968
	Premier Foods PLC	16,958,900	34,072,113
	PZ Cussons PLC	84,398	106,475
	QinetiQ Group PLC	679,412	2,899,519
Ω	Quilter PLC	16,890,985	23,103,069
	Reach PLC	4,910,327	4,518,213
	Redde Northgate PLC	3,803,890	18,190,187
	Redrow PLC	6,430,388	51,699,993
*	Renewi PLC	480,866	3,375,417

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	RHI Magnesita NV	9,664	$434,753
	Ricardo PLC	115,231	654,650
	RWS Holdings PLC	649,861	1,399,507
	S&U PLC	8,638	207,051
*	Saga PLC	694,589	913,835
	Secure Trust Bank PLC	597	5,247
	Senior PLC	2,274,544	4,627,145
	Serco Group PLC	1,441,218	3,286,986
	Severfield PLC	1,341,048	1,130,695
*	SIG PLC	3,813,854	1,243,884
*	Sigmaroc PLC	18,641	15,201
	Speedy Hire PLC	8,523,953	2,939,439
Ω	Spire Healthcare Group PLC	4,664,291	14,335,225
*	Synthomer PLC	128,353	415,383
	Taylor Wimpey PLC	520,914	853,581
	TBC Bank Group PLC	328,409	14,168,903
Ω	TI Fluid Systems PLC	13,202	22,714
	TP ICAP Group PLC	12,426,847	32,168,594
	Travis Perkins PLC	3,974,082	37,198,624
	Trifast PLC	958,439	923,659
	TT Electronics PLC	2,632,961	5,855,888
	Tyman PLC	2,170,813	10,182,342
	Vanquis Banking Group PLC	553,764	332,064
	Vertu Motors PLC	3,394,388	2,985,919
	Vesuvius PLC	6,360,528	37,977,181
	Virgin Money U.K. PLC	13,195,678	35,085,728
	Vistry Group PLC	5,627,213	83,590,075
	Vp PLC	275,589	2,172,878
#	Young & Co.’s Brewery PLC, Class A	62,310	765,848
	Zotefoams PLC	3,087	15,094

	TOTAL UNITED KINGDOM		1,368,501,165

	UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	549,650	2,418,813
	Diversified Energy Co. PLC	7,662	106,670
	Noble Corp. PLC	8,145	360,754

	TOTAL UNITED STATES		2,886,237

	TOTAL COMMON STOCKS		10,978,739,344

	PREFERRED STOCKS — (0.1%)
	GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 0.385%	18,121	965,085
	Jungheinrich AG, 1.957%	224,603	8,351,632
	Sixt SE, 9.373%	1,400	96,877
	STO SE & Co. KGaA, 3.117%	25,192	4,326,438

	TOTAL GERMANY		13,740,032

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
*	Strabag SE Rights	345,069	0

	ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	10,557,095	$0

TOTAL RIGHTS/WARRANTS		0

TOTAL INVESTMENT SECURITIES (Cost $8,916,472,691)		10,992,479,376

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	26,912,556	311,324,449

TOTAL INVESTMENTS — (100.0%) (Cost $9,227,798,825)		$11,303,803,825

As of April 30, 2024, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	429	06/21/24	$111,448,086	$108,687,150	$(2,760,936)

Total Futures Contracts			$111,448,086	$108,687,150	$(2,760,936)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$687,769,441	$101,108	$687,870,549
Austria	$7,643	87,398,778	—	87,406,421
Belgium	1,073,305	145,902,326	—	146,975,631
Canada	1,297,778,354	425,921	—	1,298,204,275
China	16,776,206	445,288	—	17,221,494
Denmark	—	363,102,827	—	363,102,827
Finland	—	226,942,584	—	226,942,584
France	—	501,333,672	—	501,333,672
Germany	—	465,541,627	—	465,541,627
Hong Kong	—	199,164,554	165,055	199,329,609
Ireland	—	21,617,638	—	21,617,638
Israel	119,927	87,361,599	—	87,481,526
Italy	—	675,644,645	—	675,644,645
Japan	1,956,761	2,953,463,980	—	2,955,420,741
Netherlands	—	277,154,872	—	277,154,872
New Zealand	—	15,778,655	—	15,778,655
Norway	—	93,088,166	—	93,088,166
Portugal	—	50,400,773	—	50,400,773
Singapore	—	69,793,422	—	69,793,422
Spain	—	403,609,180	—	403,609,180
Sweden	654,172	266,486,597	—	267,140,769
Switzerland	—	696,292,866	—	696,292,866
United Kingdom	—	1,368,501,165	—	1,368,501,165
United States	—	2,886,237	—	2,886,237

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$13,740,032	—	$13,740,032
Securities Lending Collateral	—	311,324,449	—	311,324,449

Total Investments in Securities	$1,318,366,368	$9,985,171,294	$266,163<>	$11,303,803,825

Financial Instruments Liabilities
Futures Contracts**	$(2,760,936)	—	—	(2,760,936)

Total Financial Instruments	$(2,760,936)	—	—	$(2,760,936)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.2%)
	Accent Group Ltd.	376,491	$457,437
	Acrow Ltd.	224,793	164,293
#	Adairs Ltd.	159,505	218,621
*	Adbri Ltd.	344,050	697,945
	AGL Energy Ltd.	46,695	284,399
*	Ainsworth Game Technology Ltd.	31,523	24,428
*	Alkane Resources Ltd.	328,751	131,553
*	Alliance Aviation Services Ltd.	48,114	97,640
	ALS Ltd.	85,381	713,872
	Altium Ltd.	16,864	712,502
*	Alumina Ltd.	1,046,793	1,075,399
#*	AMA Group Ltd.	726,595	27,989
	AMP Ltd.	2,465,941	1,735,614
	Ampol Ltd.	91,071	2,150,532
	Ansell Ltd.	130,109	2,139,134
	ANZ Group Holdings Ltd.	240,128	4,332,852
#*	Arafura Rare Earths Ltd.	1,012,972	129,336
	ARB Corp. Ltd.	30,794	755,977
*	Arcadium Lithium PLC, CDI	30,297	126,857
	Aristocrat Leisure Ltd.	45,334	1,156,923
#	ARN Media Ltd.	180,798	97,410
#*	Articore Group Ltd.	56,201	15,903
	ASX Ltd.	9,387	383,460
	Atlas Arteria Ltd.	99,259	330,576
	AUB Group Ltd.	37,029	671,572
*	Audinate Group Ltd.	17,459	209,608
#*	Aurelia Metals Ltd.	1,428,204	183,629
	Aurizon Holdings Ltd.	1,021,426	2,508,878
#*	Aussie Broadband Ltd.	153,036	365,023
	Austal Ltd.	294,225	435,183
#	Austin Engineering Ltd.	207,907	67,604
*	Australian Agricultural Co. Ltd.	229,973	204,173
#	Australian Clinical Labs Ltd.	105,506	165,608
	Australian Ethical Investment Ltd.	41,433	125,180
#	Australian Finance Group Ltd.	169,998	164,428
#*	Australian Strategic Materials Ltd.	76,789	50,165
	Auswide Bank Ltd.	40,324	113,581
	Autosports Group Ltd.	17,198	28,971
#*††	AVZ Minerals Ltd.	100,493	10,537
#	Baby Bunting Group Ltd.	110,259	130,567
#	Bank of Queensland Ltd.	572,112	2,259,928
*	Bannerman Energy Ltd.	43,076	103,733
	Bapcor Ltd.	266,402	997,485
	Base Resources Ltd.	644,192	104,130
	Beach Energy Ltd.	1,898,874	1,944,416
#	Beacon Lighting Group Ltd.	72,982	137,186
	Bega Cheese Ltd.	264,917	702,308
	Bell Financial Group Ltd.	111,621	97,275
*	Bellevue Gold Ltd.	605,345	683,975
	Bendigo & Adelaide Bank Ltd.	259,077	1,623,927
#	BHP Group Ltd., Sponsored ADR	27,977	1,543,211
	BHP Group Ltd., Class DI	178,389	4,892,516
	BlueScope Steel Ltd.	226,025	3,298,922
#	Boral Ltd.	153,607	565,225
#*	Boss Energy Ltd.	102,589	322,891

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Brambles Ltd.	178,347	$1,677,826
*	Bravura Solutions Ltd.	191,306	169,115
	Breville Group Ltd.	38,773	638,387
	Brickworks Ltd.	101,312	1,744,916
#*††	BWX Ltd.	108,764	0
	Capitol Health Ltd.	499,605	77,341
	Capral Ltd.	19,172	122,147
*	Capricorn Metals Ltd.	106,226	336,269
	CAR Group Ltd.	52,800	1,144,889
*	Carnarvon Energy Ltd.	1,385,556	174,420
	Cedar Woods Properties Ltd.	58,203	178,856
*	Centrebet International Ltd.	6,648	0
#*	Cettire Ltd.	207,179	393,828
	Challenger Ltd.	441,287	1,901,242
	Champion Iron Ltd.	306,371	1,388,421
	Cleanaway Waste Management Ltd.	652,951	1,129,586
#	Clinuvel Pharmaceuticals Ltd.	15,776	152,378
*	Coast Entertainment Holdings Ltd.	352,453	111,004
	Cobram Estate Olives Ltd.	44,506	53,560
	Cochlear Ltd.	5,047	1,052,844
	Codan Ltd.	78,670	554,438
*	Cogstate Ltd.	27,733	25,250
	Coles Group Ltd.	71,757	748,369
	Collins Foods Ltd.	99,790	639,702
*	Comet Ridge Ltd.	426,246	53,366
	Commonwealth Bank of Australia	72,307	5,297,900
	Computershare Ltd.	71,095	1,249,023
*	Cooper Energy Ltd.	2,548,266	334,442
	Corporate Travel Management Ltd.	63,421	621,358
#	Credit Corp. Group Ltd.	62,122	650,097
	CSR Ltd.	422,715	2,411,075
	Data#3 Ltd.	87,623	430,976
*	De Grey Mining Ltd.	100,372	83,526
*	Deep Yellow Ltd.	94,922	87,702
	Deterra Royalties Ltd.	113,000	357,690
#*	Develop Global Ltd.	12,805	20,098
	Dicker Data Ltd.	28,938	199,353
	Domain Holdings Australia Ltd.	128,284	242,444
	Domino’s Pizza Enterprises Ltd.	20,394	514,447
	Downer EDI Ltd.	635,391	1,907,478
*	DUG Technology Ltd.	5,819	10,296
	Duratec Ltd.	45,283	29,910
	Eagers Automotive Ltd.	99,302	799,943
	Elanor Investor Group	45,594	35,342
	Elders Ltd.	144,797	786,708
#*	Electro Optic Systems Holdings Ltd.	19,461	21,999
	Emeco Holdings Ltd.	309,226	143,492
*	Emerald Resources NL	195,959	441,122
#*	EML Payments Ltd.	332,411	214,069
	Endeavour Group Ltd.	77,732	267,313
*	Energy World Corp. Ltd.	711,589	5,498
	Enero Group Ltd.	79,986	85,851
	EQT Holdings Ltd.	16,396	321,669
	Euroz Hartleys Group Ltd.	3,066	1,726
	Evolution Mining Ltd.	711,486	1,834,767
	EVT Ltd.	71,551	547,607
	Fenix Resources Ltd.	396,703	71,983
*	FleetPartners Group Ltd.	261,522	605,545
	Fleetwood Ltd.	80,117	83,405

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Flight Centre Travel Group Ltd.	53,419	$726,072
	Fortescue Ltd.	119,009	1,972,508
#*	Frontier Digital Ventures Ltd.	56,903	20,717
	G8 Education Ltd.	946,251	743,264
#*	Galan Lithium Ltd.	11,566	2,429
*	Genesis Minerals Ltd.	195,491	218,610
	Gold Road Resources Ltd.	882,113	912,841
	GR Engineering Services Ltd.	28,993	42,815
	GrainCorp Ltd., Class A	218,250	1,199,208
	Grange Resources Ltd.	754,745	203,176
	GUD Holdings Ltd.	127,259	835,680
	GWA Group Ltd.	208,899	345,158
	Hansen Technologies Ltd.	140,451	425,594
	Harvey Norman Holdings Ltd.	557,300	1,636,685
#*	Healius Ltd.	605,747	466,635
	Helia Group Ltd.	399,142	1,024,497
#	Helloworld Travel Ltd.	19,262	33,785
*	Hillgrove Resources Ltd.	518,874	27,379
	Horizon Oil Ltd.	229,895	25,944
*	Hot Chili Ltd.	64,306	51,421
	HUB24 Ltd.	13,372	343,574
#	Humm Group Ltd.	319,690	95,782
#	IDP Education Ltd.	25,503	265,917
	IGO Ltd.	81,051	403,689
	Iluka Resources Ltd.	309,193	1,503,486
	Imdex Ltd.	336,475	451,240
#*	Immutep Ltd.	103,020	28,372
#*	Immutep Ltd., Sponsored ADR	20,551	55,282
	Incitec Pivot Ltd.	1,357,831	2,438,104
	Infomedia Ltd.	301,785	321,134
	Inghams Group Ltd.	215,704	510,546
	Insignia Financial Ltd.	501,187	784,345
	Insurance Australia Group Ltd.	172,005	712,614
#	Integral Diagnostics Ltd.	169,798	279,330
#*	ioneer Ltd.	343,732	42,686
	IPD Group Ltd.	15,353	45,296
	IPH Ltd.	111,885	450,387
#*	IRESS Ltd.	3,455	18,883
	IVE Group Ltd.	96,560	133,214
*	James Hardie Industries PLC, CDI	35,000	1,203,229
#*	James Hardie Industries PLC, Sponsored ADR	1,506	51,957
#	JB Hi-Fi Ltd.	53,059	2,070,473
#	Johns Lyng Group Ltd.	154,625	554,489
*	Judo Capital Holdings Ltd.	119,811	102,869
	Jupiter Mines Ltd.	626,443	119,240
*	Karoon Energy Ltd.	704,317	869,306
	Kelly Partners Group Holdings Ltd.	7,925	35,045
#	Kelsian Group Ltd.	108,807	386,698
	Kogan.com Ltd.	24,455	79,507
	Lendlease Corp. Ltd.	370,217	1,526,792
	Lifestyle Communities Ltd.	80,840	616,801
	Lindsay Australia Ltd.	185,099	113,897
	Link Administration Holdings Ltd.	445,282	642,602
	Lottery Corp. Ltd.	240,338	749,732
	Lovisa Holdings Ltd.	25,361	511,127
	Lycopodium Ltd.	17,864	142,016
*	Lynas Rare Earths Ltd.	99,365	415,480
#	MA Financial Group Ltd.	73,388	217,766
	Macmahon Holdings Ltd.	1,350,407	217,048

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Macquarie Group Ltd.	13,642	$1,633,481
*	Macquarie Technology Group Ltd.	3,506	184,438
	Magellan Financial Group Ltd.	178,210	1,011,900
*	Mayne Pharma Group Ltd.	88,155	395,407
	McMillan Shakespeare Ltd.	43,084	514,270
	Medibank Pvt Ltd.	415,793	952,939
*	Megaport Ltd.	6,875	58,867
#*	Mesoblast Ltd.	275,449	174,912
#*	Metals X Ltd.	449,738	130,996
	Metcash Ltd.	899,551	2,281,158
	Michael Hill International Ltd.	50,276	21,423
	Mineral Resources Ltd.	30,552	1,385,909
*	MMA Offshore Ltd.	350,994	591,988
	Monadelphous Group Ltd.	68,052	584,559
	Monash IVF Group Ltd.	259,412	245,697
*	Mount Gibson Iron Ltd.	610,825	174,966
	Myer Holdings Ltd.	960,406	470,698
	MyState Ltd.	103,689	239,884
*	Nanosonics Ltd.	38,363	70,984
	National Australia Bank Ltd.	260,901	5,655,687
	Navigator Global Investments Ltd.	226,462	270,818
	Netwealth Group Ltd.	53,665	675,456
	New Hope Corp. Ltd.	476,045	1,384,824
*	NEXTDC Ltd.	43,278	459,417
	nib holdings Ltd.	229,822	1,097,524
	Nick Scali Ltd.	62,038	622,152
	Nickel Industries Ltd.	829,514	498,217
#	Nine Entertainment Co. Holdings Ltd.	1,129,192	1,100,640
	Northern Star Resources Ltd.	151,154	1,432,749
	NRW Holdings Ltd.	502,936	897,720
	Nufarm Ltd.	355,421	1,174,767
*	Nuix Ltd.	94,122	124,703
	Objective Corp. Ltd.	7,318	59,020
*	OFX Group Ltd.	224,224	240,535
*	Omni Bridgeway Ltd.	140,468	112,824
	oOh!media Ltd.	372,425	402,655
	Orica Ltd.	134,413	1,556,333
	Origin Energy Ltd.	283,588	1,789,842
	Orora Ltd.	672,865	943,150
	Pacific Current Group Ltd.	51,154	332,561
#	Pacific Smiles Group Ltd.	19,803	23,831
*	Paladin Energy Ltd.	46,380	411,611
*††	Panoramic Resources Ltd.	867,532	14,612
*	Pantoro Ltd.	1,328,311	73,544
	Peet Ltd.	288,046	221,117
#*	Peninsula Energy Ltd.	754,002	52,739
	PeopleIN Ltd.	39,590	24,740
	Pepper Money Ltd.	88,374	84,851
	Perenti Ltd.	741,082	454,874
	Perpetual Ltd.	93,665	1,424,101
	Perseus Mining Ltd.	1,502,020	2,197,037
	Peter Warren Automotive Holdings Ltd.	11,323	16,407
*	PEXA Group Ltd.	68,405	532,073
#	Pilbara Minerals Ltd.	194,044	494,017
	Pinnacle Investment Management Group Ltd.	25,850	185,211
	Platinum Asset Management Ltd.	361,694	248,941
#	PointsBet Holdings Ltd.	6,569	2,153
#*	Praemium Ltd.	148,245	46,867
	Premier Investments Ltd.	64,105	1,233,101

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pro Medicus Ltd.	10,174	$726,882
#	Propel Funeral Partners Ltd.	54,806	189,877
	PSC Insurance Group Ltd.	15,445	53,485
	PWR Holdings Ltd.	37,559	284,319
*	Qantas Airways Ltd.	63,485	239,523
	QBE Insurance Group Ltd.	152,109	1,739,970
	Qube Holdings Ltd.	730,808	1,554,622
	Ramelius Resources Ltd.	1,135,338	1,506,037
	Ramsay Health Care Ltd.	16,704	559,922
	REA Group Ltd.	4,186	479,833
*	ReadyTech Holdings Ltd.	22,182	48,745
*	Red 5 Ltd.	1,919,667	549,838
*††	Red River Resources Ltd.	65,097	0
	Reece Ltd.	20,461	362,971
#	Regis Healthcare Ltd.	67,925	172,847
*	Regis Resources Ltd.	673,745	949,022
#	Reject Shop Ltd.	25,977	71,368
	Reliance Worldwide Corp. Ltd.	484,715	1,590,997
	Resimac Group Ltd.	22,675	14,421
*	Resolute Mining Ltd.	1,849,282	502,383
*	Retail Food Group Ltd.	2,153,957	97,685
*	Rex Minerals Ltd.	118,406	16,720
	Ridley Corp. Ltd.	228,380	333,207
	Rio Tinto Ltd.	28,857	2,401,604
*	RPMGlobal Holdings Ltd.	81,932	130,811
*	Sandfire Resources Ltd.	393,692	2,371,214
	Santos Ltd.	1,745,460	8,565,607
	SEEK Ltd.	35,910	554,731
#*	Select Harvests Ltd.	124,969	282,055
	Servcorp Ltd.	39,763	105,451
	Service Stream Ltd.	522,510	430,345
	Seven Group Holdings Ltd.	32,051	778,811
#*	Seven West Media Ltd.	692,651	93,611
	SG Fleet Group Ltd.	80,958	164,183
	Shaver Shop Group Ltd.	93,308	68,815
	Sigma Healthcare Ltd.	1,733,221	1,411,331
*	Silver Lake Resources Ltd.	810,289	747,728
#*	Silver Mines Ltd.	499,996	52,487
	Sims Ltd.	143,679	1,101,195
	SmartGroup Corp. Ltd.	79,136	485,235
	Solvar Ltd.	178,018	110,802
	Sonic Healthcare Ltd.	55,344	951,124
	South32 Ltd.	2,039,475	4,653,023
	Southern Cross Electrical Engineering Ltd.	255,305	203,169
#	Southern Cross Media Group Ltd.	219,649	135,518
*	Spartan Resources Ltd.	242,292	92,153
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	332,760	179,784
*	St Barbara Ltd.	793,208	133,838
#*	Star Entertainment Group Ltd.	1,738,261	448,091
	Steadfast Group Ltd.	170,841	621,763
	Suncorp Group Ltd.	270,121	2,884,999
	Super Retail Group Ltd.	179,653	1,670,481
*	Superloop Ltd.	417,367	361,656
#*	Syrah Resources Ltd.	696,942	229,923
	Tabcorp Holdings Ltd.	1,958,443	918,934
	Technology One Ltd.	91,202	944,598
	Telstra Group Ltd.	175,157	413,828
*	Temple & Webster Group Ltd.	23,158	169,013

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*††	Ten Sixty Four Ltd.	189,882	$13,531
	Terracom Ltd.	328,405	51,726
	TPG Telecom Ltd.	82,402	238,162
	Treasury Wine Estates Ltd.	190,179	1,474,877
*	Tuas Ltd.	83,793	215,708
*	Tyro Payments Ltd.	377,952	231,921
	Ventia Services Group Pty. Ltd.	163,063	379,504
*††	Virgin Australia Holdings Pty. Ltd.	272,729	0
Ω	Viva Energy Group Ltd.	669,470	1,465,800
*	Webjet Ltd.	84,776	444,995
	Wesfarmers Ltd.	6,773	290,161
*	West African Resources Ltd.	804,603	681,783
	Westgold Resources Ltd.	551,180	787,432
	Westpac Banking Corp.	271,316	4,505,567
	Whitehaven Coal Ltd.	785,256	3,884,258
	WiseTech Global Ltd.	4,313	254,090
#	Woodside Energy Group Ltd., ADR	21,257	378,591
	Woodside Energy Group Ltd.	277,574	4,973,295
	Worley Ltd.	121,778	1,175,547
*	Xanadu Mines Ltd.	234,373	10,663
*	Xero Ltd.	3,462	268,783
	XRF Scientific Ltd.	46,439	43,213
#	Yancoal Australia Ltd.	274,750	980,839

TOTAL AUSTRALIA			217,641,796

AUSTRIA — (0.6%)
	Addiko Bank AG	8,740	172,136
	Agrana Beteiligungs AG	6,973	99,839
	ANDRITZ AG	35,443	1,934,603
#	AT&S Austria Technologie & Systemtechnik AG	22,586	501,540
Ω	BAWAG Group AG	23,691	1,414,608
	CA Immobilien Anlagen AG	7,222	234,909
	DO & Co. AG	5,776	884,777
	Erste Group Bank AG	49,550	2,310,768
*	Eurotelesites AG	20,934	78,626
	EVN AG	41,808	1,284,913
*	FACC AG	6,832	45,819
*	Immofinanz AG	7,951	0
#*	Lenzing AG	6,790	219,405
	Mayr Melnhof Karton AG	2,532	303,005
	Oberbank AG	1,694	126,522
	Oesterreichische Post AG	8,508	271,041
	OMV AG	56,013	2,657,895
	Palfinger AG	8,978	201,771
	POLYTEC Holding AG	14,925	55,823
	Porr AG	14,486	219,572
	Raiffeisen Bank International AG	83,542	1,542,925
*	Rosenbauer International AG	1,017	32,359
	Schoeller-Bleckmann Oilfield Equipment AG	3,639	177,003
	Semperit AG Holding	5,812	71,979
	Strabag SE	2,516	106,920
	Telekom Austria AG	83,736	719,218
*	UBM Development AG	2,555	51,990
	UNIQA Insurance Group AG	66,625	584,411
	Verbund AG	3,257	248,806
	Vienna Insurance Group AG Wiener Versicherung Gruppe	32,292	1,005,269
	voestalpine AG	97,662	2,608,072
	Wienerberger AG	34,034	1,216,216

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	23,364	$149,336

TOTAL AUSTRIA			21,532,076

BELGIUM — (1.5%)
	Ackermans & van Haaren NV	22,236	3,822,084
	Ageas SA	124,854	5,730,984
*	AGFA-Gevaert NV	130,469	166,069
	Anheuser-Busch InBev SA	22,429	1,340,666
#	Anheuser-Busch InBev SA, Sponsored ADR	6,428	383,494
*	Argenx SE, ADR	768	288,384
*	Argenx SE	66	24,655
	Atenor	16,642	106,310
	Azelis Group NV	15,595	374,716
	Barco NV	15,337	212,770
	Bekaert SA	38,631	1,932,930
#	bpost SA	43,099	169,710
	Cie d’Entreprises CFE	8,983	73,309
	Colruyt Group NV	38,442	1,778,412
	Deceuninck NV	80,532	218,615
	Deme Group NV	6,977	1,107,633
	D’ieteren Group	2,222	479,335
	Econocom Group SA	67,827	158,847
	Elia Group SA	3,377	325,143
#*	Euronav NV	50,821	848,202
	EVS Broadcast Equipment SA	9,610	346,912
	Fagron	40,782	791,242
*	Galapagos NV	57,349	1,622,097
	Gimv NV	18,131	846,406
	Greenyard NV	12,710	72,402
#	Immobel SA	3,507	104,856
#	Ion Beam Applications	5,035	67,372
	KBC Group NV	121,871	9,053,085
	Kinepolis Group NV	6,411	273,138
	Lotus Bakeries NV	202	2,030,812
	Melexis NV	10,065	841,092
*	Nyxoah SA	1,680	16,705
#*	Ontex Group NV	62,857	633,413
*	Orange Belgium SA	2,980	44,727
	Proximus SADP	156,329	1,151,786
#	Recticel SA	42,061	553,950
	Sipef NV	4,879	293,463
	Solvay SA	72,824	2,352,470
*	Syensqo SA	72,824	6,750,175
	Tessenderlo Group SA	21,918	562,476
	UCB SA	6,378	845,787
#	Umicore SA	77,435	1,715,203
#*	Unifiedpost Group SA	7,841	31,830
	Van de Velde NV	4,118	153,228
	VGP NV	12,296	1,337,784
	Viohalco SA	29,708	182,060

TOTAL BELGIUM			52,216,739

CANADA — (10.1%)
*	5N Plus, Inc.	59,483	201,784
	Acadian Timber Corp.	9,176	116,579
	ADENTRA, Inc.	20,125	622,469
	ADF Group, Inc.	18,600	195,910
*	Advantage Energy Ltd.	215,003	1,677,356

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Aecon Group, Inc.	66,388	$815,473
	Africa Oil Corp.	364,549	648,782
	Ag Growth International, Inc.	9,628	370,741
	AGF Management Ltd., Class B	90,237	516,520
	Agnico Eagle Mines Ltd.	80,894	5,123,440
*	Aimia, Inc.	62,327	106,848
*	Air Canada	12,900	190,410
#	AirBoss of America Corp.	4,431	18,894
	Alamos Gold, Inc., Class A	153,629	2,259,834
	Algoma Central Corp.	4,796	50,690
#	Algonquin Power & Utilities Corp.	87,657	535,585
	Alimentation Couche-Tard, Inc.	15,232	844,224
	AltaGas Ltd.	155,755	3,414,583
	Altius Minerals Corp.	24,907	393,692
*	Altius Renewable Royalties Corp.	1,700	11,460
	Altus Group Ltd.	10,266	376,739
	Amerigo Resources Ltd.	110,614	139,006
	Andlauer Healthcare Group, Inc.	8,475	256,777
#	Andrew Peller Ltd., Class A	25,692	71,665
	ARC Resources Ltd.	320,794	5,809,310
#*	Argonaut Gold, Inc.	295,915	90,280
*	Aritzia, Inc.	40,940	1,059,893
*	Ascot Resources Ltd.	12,500	6,447
	Atco Ltd., Class I	15,500	423,009
*	Athabasca Oil Corp.	333,233	1,161,892
*	ATS Corp.	31,845	1,047,659
#*	Aurora Cannabis, Inc.	8,788	81,106
*	AutoCanada, Inc.	22,525	395,310
	B2Gold Corp.	1,167,008	2,960,239
	Badger Infrastructure Solution	28,644	935,276
#*	Ballard Power Systems, Inc.	139,207	366,114
	Bank of Montreal	71,035	6,344,915
	Bank of Nova Scotia	139,864	6,418,997
	Barrick Gold Corp.	261,039	4,346,770
#*	Bausch & Lomb Corp.	7,261	105,575
*	Bausch Health Cos., Inc.	68,660	601,462
#	BCE, Inc.	3,481	114,351
#	Birchcliff Energy Ltd.	244,867	1,006,754
	Bird Construction, Inc.	56,174	772,436
	Black Diamond Group Ltd.	48,197	296,538
#*	BlackBerry Ltd.	6,792	18,950
*	Bombardier, Inc., Class A	244	11,131
*	Bombardier, Inc., Class B	12,533	570,987
*	Bonterra Energy Corp	25,674	110,592
	Boralex, Inc., Class A	18,928	379,894
	Boyd Group Services, Inc.	8,422	1,574,892
	Bridgemarq Real Estate Services	1,900	18,977
	Brookfield Corp., Class A	22,327	895,759
	Brookfield Infrastructure Corp., Class A	10,486	319,508
	Brookfield Reinsurance Ltd.	4,861	195,266
	BRP, Inc.	4,900	329,668
*	CAE, Inc.	34,167	659,153
*	Calfrac Well Services Ltd.	48,874	149,819
	Calian Group Ltd.	6,388	255,028
*	Calibre Mining Corp.	65,939	92,922
#	Cameco Corp.	14,151	645,710
	Canaccord Genuity Group, Inc.	97,194	616,351
#	Canacol Energy Ltd.	19,062	68,540
#*	Canada Goose Holdings, Inc.	6,000	67,730

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce	90,496	$4,224,839
	Canadian Natural Resources Ltd.	50,088	3,797,672
	Canadian Pacific Kansas City Ltd.	11,600	909,788
#	Canadian Tire Corp. Ltd., Class A	22,383	2,162,289
	Canadian Utilities Ltd., Class A	10,100	225,822
	Canadian Western Bank	87,755	1,683,514
*	Canfor Corp.	95,324	1,004,723
	Capital Power Corp.	24,784	646,852
*	Capstone Copper Corp.	334,485	2,315,506
#	Cardinal Energy Ltd.	152,276	780,929
	Cargojet, Inc.	1,500	134,021
	Cascades, Inc.	108,283	726,790
*	Cathedral Energy Services Ltd.	59,500	38,034
	CCL Industries, Inc., Class B	25,267	1,290,284
	Celestica, Inc.	61,281	2,654,686
	Cenovus Energy, Inc.	98,875	2,032,855
	Centerra Gold, Inc.	197,519	1,202,343
	CES Energy Solutions Corp.	266,836	1,099,016
*	CGI, Inc.	25,155	2,547,773
	Chesswood Group Ltd.	4,397	24,242
	CI Financial Corp.	88,652	1,047,094
*	Cipher Pharmaceuticals, Inc.	11,900	74,253
	Cogeco Communications, Inc.	12,814	507,943
	Cogeco, Inc.	8,964	334,233
#	Colliers International Group, Inc.	6,404	666,276
	Computer Modelling Group Ltd.	46,270	369,044
*	Conifex Timber, Inc.	13,656	6,448
	Constellation Software, Inc.	1,092	2,811,429
	Converge Technology Solutions Corp.	84,730	329,282
	Corby Spirit & Wine Ltd.	7,550	72,667
	Corus Entertainment, Inc., Class B	223,281	82,718
#	Crescent Point Energy Corp.	643,900	5,673,790
*	Crew Energy, Inc.	221,085	725,896
#*	Cronos Group, Inc.	238,209	700,334
	Definity Financial Corp.	29,408	980,302
#*	Denison Mines Corp.	414,890	825,772
*	dentalcorp Holdings Ltd.	35,697	162,583
*	Descartes Systems Group, Inc.	4,000	371,160
	Dexterra Group, Inc.	26,771	114,538
	Dollarama, Inc.	25,498	2,127,041
	Doman Building Materials Group Ltd.	68,605	382,731
#*	Dorel Industries, Inc., Class B	32,618	144,295
#	DREAM Unlimited Corp., Class A	29,688	388,177
	Dundee Precious Metals, Inc.	176,518	1,336,082
	Dye & Durham Ltd.	12,384	132,058
	Dynacor Group, Inc.	30,800	116,788
	ECN Capital Corp.	3,696	4,725
	E-L Financial Corp. Ltd.	977	780,656
#*	Eldorado Gold Corp.	187,048	2,666,517
	Element Fleet Management Corp.	168,863	2,694,890
#	Empire Co. Ltd., Class A	72,780	1,695,460
#	Endeavour Mining PLC	122,990	2,570,319
#*	Endeavour Silver Corp.	85,325	224,405
	Enerflex Ltd.	105,763	618,452
#*	Energy Fuels, Inc.	24,915	129,043
	Enerplus Corp.	132,554	2,595,321
	Enghouse Systems Ltd.	29,735	643,882
*	Ensign Energy Services, Inc.	127,518	236,204
	EQB, Inc.	28,013	1,691,178

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Equinox Gold Corp.	280,083	$1,515,318
#*	ERO Copper Corp.	23,172	472,479
	Evertz Technologies Ltd.	18,956	191,949
	Exchange Income Corp.	14,890	501,651
	Exco Technologies Ltd.	20,517	105,368
#	Extendicare, Inc.	35,801	188,543
	Fairfax Financial Holdings Ltd.	11,497	12,499,673
#	Fiera Capital Corp.	60,771	302,829
	Finning International, Inc.	107,909	3,385,457
*	Firan Technology Group Corp.	5,900	21,515
	Firm Capital Mortgage Investment Corp.	32,100	251,129
	First Majestic Silver Corp.	226,172	1,508,547
#*	First Mining Gold Corp.	344,000	39,981
	First National Financial Corp.	11,200	312,004
	First Quantum Minerals Ltd.	90,032	1,143,181
	FirstService Corp.	5,610	824,303
*	Fission Uranium Corp.	489,692	384,170
	Foraco International SA	56,346	120,334
*	Forsys Metals Corp.	55,524	36,299
*	Fortuna Silver Mines, Inc.	281,128	1,276,323
	Franco-Nevada Corp.	2,839	341,800
#	Freehold Royalties Ltd.	82,742	851,672
	Frontera Energy Corp.	32,340	222,937
*	Galiano Gold, Inc.	123,493	199,146
	Gamehost, Inc.	6,382	47,703
*	GDI Integrated Facility Services, Inc.	8,540	230,645
#	Gear Energy Ltd.	163,204	86,543
	George Weston Ltd.	10,030	1,319,969
	GFL Environmental, Inc.	6,500	207,350
	Gibson Energy, Inc.	78,274	1,283,861
	Gildan Activewear, Inc.	45,997	1,594,275
	goeasy Ltd.	9,293	1,188,348
*	GoGold Resources, Inc.	44,852	44,961
#*	GoldMoney, Inc.	7,579	44,153
#*	Gran Tierra Energy, Inc.	33,257	287,409
	Great-West Lifeco, Inc.	38,828	1,148,213
	Guardian Capital Group Ltd., Class A	11,233	375,100
*	Haivision Systems, Inc.	9,800	32,604
	Hammond Manufacturing Co. Ltd., Class A	800	6,828
#	Hammond Power Solutions, Inc.	3,105	260,192
	Headwater Exploration, Inc.	175,541	953,798
*	Heroux-Devtek, Inc.	26,704	361,963
	High Liner Foods, Inc.	17,597	170,135
#	HLS Therapeutics, Inc.	1,200	4,053
	Hudbay Minerals, Inc.	321,439	2,706,190
	iA Financial Corp., Inc.	76,148	4,616,505
*	IAMGOLD Corp.	614,498	2,183,599
	IGM Financial, Inc.	26,911	672,653
*	Imperial Metals Corp.	59,862	115,232
	Imperial Oil Ltd.	14,835	1,022,698
	Information Services Corp.	7,500	144,427
	Innergex Renewable Energy, Inc.	32,589	190,095
	InPlay Oil Corp.	8,100	14,298
	Intact Financial Corp.	14,156	2,326,719
*	Interfor Corp.	70,212	891,006
#*	Ivanhoe Mines Ltd., Class A	29,103	394,481
Ω	Jamieson Wellness, Inc.	14,241	270,513
#*	Journey Energy, Inc.	17,806	46,693
*	K92 Mining, Inc.	35,271	187,545

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Karora Resources, Inc.	41,221	$160,494
	K-Bro Linen, Inc.	6,446	161,776
*	Kelt Exploration Ltd.	164,912	748,700
	Keyera Corp.	43,187	1,108,027
*	Kinaxis, Inc.	3,542	377,163
	Kinross Gold Corp.	926,644	5,977,122
*	Knight Therapeutics, Inc.	66,363	278,150
*	Kolibri Global Energy, Inc.	17,957	57,263
#	KP Tissue, Inc.	7,100	42,394
#	Labrador Iron Ore Royalty Corp.	47,051	1,027,729
*	Largo, Inc.	5,058	8,093
	Lassonde Industries, Inc., Class A	2,803	293,239
#	Laurentian Bank of Canada	40,059	748,715
	Leon’s Furniture Ltd.	19,944	328,428
#*	Lightspeed Commerce, Inc.	125,419	1,640,481
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	39,122	1,842,356
	Loblaw Cos. Ltd.	8,974	984,025
#*	Lucara Diamond Corp.	322,221	85,433
	Lundin Gold, Inc.	39,583	537,971
	Lundin Mining Corp.	421,716	4,815,585
	Magellan Aerospace Corp.	16,036	92,257
	Magna International, Inc.	127,816	6,109,575
	Mainstreet Equity Corp.	1,005	124,179
*	Major Drilling Group International, Inc.	72,268	501,857
*	Mandalay Resources Corp.	2,837	4,699
	Manulife Financial Corp.	103,834	2,421,409
	Maple Leaf Foods, Inc.	29,420	520,804
	Martinrea International, Inc.	75,866	631,000
*	Mattr Corp.	52,697	624,333
*	MDA Ltd.	87,759	906,500
*	MDF Commerce, Inc.	5,600	23,349
	Medical Facilities Corp.	20,982	172,227
*	MEG Energy Corp.	227,754	5,179,950
*	Mega Uranium Ltd.	95,500	27,749
	Melcor Developments Ltd.	10,353	85,282
	Methanex Corp.	49,157	2,354,366
	Metro, Inc.	27,751	1,419,569
	Morguard Corp.	1,100	88,430
	MTY Food Group, Inc.	18,973	680,815
#	Mullen Group Ltd.	93,940	872,083
	National Bank of Canada.	57,679	4,631,414
	Neo Performance Materials, Inc.	13,891	57,616
*	New Gold, Inc.	1,114,427	1,926,660
*	NFI Group, Inc.	8,245	67,678
#	North American Construction Group Ltd.	29,347	618,787
	North West Co., Inc.	48,708	1,380,588
	Northland Power, Inc.	119,276	1,820,353
	Nutrien Ltd.	81,812	4,317,233
	Nuvei Corp.	5,308	170,599
*	NuVista Energy Ltd.	212,874	1,923,621
#*	Obsidian Energy Ltd.	68,006	583,019
	OceanaGold Corp.	646,985	1,400,512
	Onex Corp.	36,769	2,608,672
	Open Text Corp.	32,201	1,137,019
*††	Orbite Technologies, Inc.	121,500	0
#*	Organigram Holdings, Inc.	55,125	116,907
	Osisko Gold Royalties Ltd.	94,131	1,448,513
*	Osisko Mining, Inc.	205,100	452,914

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Pan American Silver Corp.	138,123	$2,547,362
	Paramount Resources Ltd., Class A	72,333	1,639,330
	Parex Resources, Inc.	159,930	2,788,160
	Park Lawn Corp.	25,303	302,353
	Parkland Corp.	75,641	2,330,247
	Pason Systems, Inc.	52,020	591,373
	Pembina Pipeline Corp.	40,363	1,420,755
#*	Perpetua Resources Corp.	6,110	33,361
#	Peyto Exploration & Development Corp.	170,419	1,905,167
	PHX Energy Services Corp.	34,691	225,788
	Pizza Pizza Royalty Corp.	24,235	236,426
	Polaris Renewable Energy, Inc.	23,428	196,900
	Pollard Banknote Ltd.	6,500	175,880
	PrairieSky Royalty Ltd.	130,631	2,488,978
*	Precision Drilling Corp.	17,278	1,212,169
	Premium Brands Holdings Corp.	11,573	758,279
	Primo Water Corp.	118,708	2,239,658
	Propel Holdings, Inc.	4,900	79,196
	Quarterhill, Inc.	117,278	149,084
	Quebecor, Inc., Class B	32,000	662,245
#*	Questerre Energy Corp., Class A	62,560	9,543
	RB Global, Inc.	9,140	654,212
*	Real Matters, Inc.	7,529	28,111
	Richelieu Hardware Ltd.	27,580	778,326
#	Rogers Communications, Inc., Class B	48,263	1,808,143
	Rogers Sugar, Inc.	55,610	210,459
	Royal Bank of Canada	78,354	7,583,281
	Russel Metals, Inc.	62,720	1,766,356
	Sandstorm Gold Ltd.	85,719	468,026
*	Sangoma Technologies Corp.	15,903	69,081
	Saputo, Inc.	30,414	584,795
#	Savaria Corp.	24,400	292,626
*	Seabridge Gold, Inc.	27,868	417,901
	Secure Energy Services, Inc.	175,502	1,486,471
	Sienna Senior Living, Inc.	32,911	320,348
*	SilverCrest Metals, Inc.	22,465	183,539
Ω	Sleep Country Canada Holdings, Inc.	28,371	563,236
	SNC-Lavalin Group, Inc.	50,073	1,922,681
*	SNDL, Inc.	23,678	58,485
	Softchoice Corp.	2,735	35,284
#	Spartan Delta Corp.	39,284	115,000
Ω	Spin Master Corp.	11,747	256,674
	Sprott, Inc.	10,458	410,554
	SSR Mining, Inc.	186,508	999,810
	Stantec, Inc.	23,017	1,832,632
	Stelco Holdings, Inc.	24,944	723,143
	Stella-Jones, Inc.	50,198	2,916,381
#*Ω	STEP Energy Services Ltd.	11,760	33,487
#	StorageVault Canada, Inc.	3,090	10,617
#*	Strathcona Resources Ltd.	1,162	26,864
	Sun Life Financial, Inc.	29,319	1,496,442
	Suncor Energy, Inc.	117,992	4,506,114
#*	SunOpta, Inc.	16,607	108,776
	Superior Plus Corp.	141,091	956,219
	Supremex, Inc.	17,058	48,201
	Surge Energy, Inc.	92,032	499,383
	Sylogist Ltd.	10,884	70,997
	Tamarack Valley Energy Ltd.	492,198	1,333,599
#*	Taseko Mines Ltd.	199,876	493,646

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	TC Energy Corp.	35,774	$1,282,415
	Teck Resources Ltd., Class A	1,500	74,082
	Teck Resources Ltd., Class B	266,464	13,107,125
	TELUS Corp.	30,302	486,672
	TerraVest Industries, Inc.	3,633	190,616
	TFI International, Inc.	14,071	1,832,582
	Thomson Reuters Corp.	2,324	351,018
#	Tidewater Midstream & Infrastructure Ltd.	165,800	85,510
#*	Tilray Brands, Inc.	375,766	928,142
	Timbercreek Financial Corp.	76,415	414,089
	TMX Group Ltd.	20,905	553,508
	Topaz Energy Corp.	21,164	350,363
*	Torex Gold Resources, Inc.	75,710	1,066,925
	Toromont Industries Ltd.	13,740	1,257,575
	Toronto-Dominion Bank	103,894	6,163,295
	Total Energy Services, Inc.	38,910	273,599
#*	Touchstone Exploration, Inc.	34,400	17,742
	Tourmaline Oil Corp.	59,514	2,908,584
	TransAlta Corp.	80,560	534,918
	TransAlta Corp.	66,278	439,558
*	Transat AT, Inc.	9,700	25,366
	Transcontinental, Inc., Class A	69,773	692,332
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	263,367	799,676
	Tricon Residential, Inc.	45,528	509,964
	Triple Flag Precious Metals Corp.	29,200	470,486
*	Trisura Group Ltd.	17,284	527,943
	Vecima Networks, Inc.	1,400	20,339
#	Vermilion Energy, Inc.	149,410	1,722,678
	VersaBank	6,387	63,626
*	Victoria Gold Corp.	11,886	59,661
*	Viemed Healthcare, Inc.	23,412	191,744
*	Vitalhub Corp.	18,175	81,722
	Wajax Corp.	23,872	586,634
#*	Well Health Technologies Corp.	98,846	262,077
*	Wesdome Gold Mines Ltd.	68,285	510,904
	West Fraser Timber Co. Ltd.	59,426	4,551,564
#	Western Forest Products, Inc.	371,084	145,560
	Westshore Terminals Investment Corp.	30,512	586,901
	Wheaton Precious Metals Corp.	13,400	698,676
#	Whitecap Resources, Inc.	548,112	4,156,678
#*	WildBrain Ltd.	43,011	31,868
	Winpak Ltd.	15,756	490,655
	WSP Global, Inc.	11,085	1,682,015
*	Yangarra Resources Ltd.	71,306	60,602
	Yellow Pages Ltd.	10,534	74,224

TOTAL CANADA			357,058,049

CHINA — (0.0%)
*	AustAsia Group Ltd.	4,308	585
*	China Gold International Resources Corp. Ltd.	243,398	1,393,220
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	32,200
	PAX Global Technology Ltd.	240,000	200,803
	SIIC Environment Holdings Ltd.	665,760	80,353

TOTAL CHINA			1,707,161

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.0%)
*	WAG Payment Solutions PLC	27,938	$22,546

DENMARK — (2.9%)
*	ALK-Abello AS	103,278	1,914,670
	Alm Brand AS	772,168	1,338,911
*	Ambu AS, Class B	132,747	2,122,562
	AP Moller - Maersk AS, Class A	382	541,748
	AP Moller - Maersk AS, Class B	401	581,076
*	Asetek AS	55,555	34,245
*	Bang & Olufsen AS	69,915	94,805
	BankNordik P	3,338	75,662
#*	Bavarian Nordic AS	62,063	1,354,381
	Carlsberg AS, Class B	26,610	3,579,387
	cBrain AS	4,167	166,105
#	Chemometec AS	8,782	371,626
	Coloplast AS, Class B	8,409	1,013,832
	Columbus AS	65,680	92,019
	D/S Norden AS	32,500	1,370,355
	Danske Bank AS	174,629	5,027,043
*	Demant AS	33,554	1,602,269
	Dfds AS	32,022	978,324
	DSV AS	16,827	2,390,548
	FLSmidth & Co. AS	47,228	2,356,830
*	Genmab AS	4,952	1,374,823
*	GN Store Nord AS	133,562	3,602,979
	H Lundbeck AS	247,056	1,201,341
	H Lundbeck AS, Class A	52,623	221,351
*	H&H International AS, Class B	15,361	160,608
*	Huscompagniet AS	9,014	71,067
	ISS AS	141,261	2,644,887
	Jeudan AS	1,369	40,698
	Jyske Bank AS	61,980	5,014,789
	Matas AS	44,401	715,233
#*	MT Hoejgaard Holding AS	904	28,937
*Ω	Netcompany Group AS	40,715	1,477,066
*	Nilfisk Holding AS	11,162	234,254
*	NKT AS	54,779	4,544,156
#*Ω	NNIT AS	4,632	70,458
	North Media AS	7,520	65,006
	Novo Nordisk AS, Class B	95,182	12,206,349
	Novonesis (Novozymes) B, Class B	88,871	4,921,384
#*	NTG Nordic Transport Group AS, Class A	4,502	182,145
	Pandora AS	48,744	7,418,831
	Parken Sport & Entertainment AS	3,780	63,589
	Per Aarsleff Holding AS.	17,531	821,454
	Ringkjoebing Landbobank AS	29,794	5,007,068
#	Rockwool AS, Class A	2,870	932,816
	Rockwool AS, Class B	8,901	2,901,625
	Royal Unibrew AS	34,047	2,563,993
#*	RTX AS	6,383	88,626
Ω	Scandinavian Tobacco Group AS, Class A	77,892	1,258,283
	Schouw & Co. AS	12,762	1,023,811
	Solar AS, Class B	5,183	242,497
#	SP Group AS	5,790	179,613
	Spar Nord Bank AS	91,682	1,622,095
	Sparekassen Sjaelland-Fyn AS	12,674	391,208
	Svitzer AS	1,566	52,623
	Sydbank AS	52,639	2,676,665
#*	TCM Group AS	3,262	24,686
	Tivoli AS	881	91,339

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Topdanmark AS	27,533	$1,148,645
	TORM PLC, Class A	37,372	1,290,977
	Tryg AS	166,574	3,296,871
	UIE PLC	13,280	421,813
*	Vestas Wind Systems AS	45,016	1,206,367
	Vestjysk Bank AS	83,962	55,167
*	Zealand Pharma AS	29,585	2,655,119

TOTAL DENMARK			103,219,710

FINLAND — (1.5%)
	Aktia Bank OYJ	44,643	455,067
#	Alandsbanken Abp, Class B	1,791	62,870
#*	Alisa Pankki OYJ	1,283	26,873
	Alma Media OYJ	16,671	176,111
	Anora Group OYJ	34,519	183,582
	Apetit OYJ	2,895	43,343
	Aspo OYJ	14,166	88,985
	Atria OYJ	10,371	103,890
#	Bittium OYJ	11,330	71,782
	Cargotec OYJ, Class B	31,343	2,472,023
	Citycon OYJ	19,538	79,933
	Digia OYJ	6,411	36,326
	Elisa OYJ	29,960	1,350,877
Ω	Enento Group OYJ	5,136	90,417
	eQ OYJ	3,655	52,749
	Evli OYJ, Class B	1,283	26,862
*	Finnair OYJ	26,021	81,451
	Fiskars OYJ Abp	35,235	658,235
	Fortum OYJ	190,574	2,511,269
	F-Secure OYJ	27,403	60,272
#	Gofore OYJ	2,156	55,385
	Harvia OYJ	9,808	426,835
	Huhtamaki OYJ	49,291	1,888,947
#*	Incap OYJ	3,456	33,035
	Kamux Corp.	7,881	44,739
	Kemira OYJ	109,715	2,389,125
	Kesko OYJ, Class A	27,711	485,996
	Kesko OYJ, Class B	81,063	1,383,938
*	Kojamo OYJ	21,751	240,279
	Kone OYJ, Class B	31,808	1,550,544
	Konecranes OYJ	46,376	2,437,308
	Lassila & Tikanoja OYJ	20,889	193,944
*	Lindex Group OYJ	54,773	168,334
*	Mandatum OYJ	217,181	1,006,480
	Marimekko OYJ	11,525	156,697
#	Metsa Board OYJ, Class B	104,182	749,181
	Metso OYJ	166,958	1,892,820
	Neste OYJ	24,056	545,328
	Nokia OYJ	862,506	3,132,934
#	Nokian Renkaat OYJ	103,626	903,512
	Nordea Bank Abp	388,673	4,534,574
	Olvi OYJ, Class A	10,348	330,810
	Oma Saastopankki OYJ	7,569	138,721
	Oriola OYJ, Class B	85,995	81,967
	Orion OYJ, Class A	11,860	455,928
	Orion OYJ, Class B	44,894	1,714,236
#	Outokumpu OYJ	315,487	1,275,768
	Pihlajalinna OYJ	14,918	131,616
	Ponsse OYJ	5,490	134,306

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Puuilo OYJ	25,201	$274,573
*	QT Group OYJ	10,268	790,956
	Raisio OYJ, Class V	81,761	167,609
*	Rapala VMC OYJ	2,750	8,714
	Revenio Group OYJ	11,265	313,989
	Sampo OYJ, Class A	51,394	2,085,744
	Sanoma OYJ	73,114	530,942
	Scanfil OYJ	8,888	69,446
	Stora Enso OYJ, Class R	239,776	3,193,967
	Suominen OYJ	6,463	17,898
#	Taaleri PLC	9,645	83,156
#	Talenom OYJ	1,081	6,064
Ω	Terveystalo OYJ	73,820	685,499
	TietoEVRY OYJ	81,035	1,529,218
	Tokmanni Group Corp.	41,662	632,246
	UPM-Kymmene OYJ	76,071	2,665,917
	Vaisala OYJ, Class A	9,648	360,299
#	Valmet OYJ	82,499	2,058,435
	Wartsila OYJ Abp	81,080	1,495,723
#*	WithSecure OYJ	55,440	63,246
#	YIT OYJ	115,350	239,447

TOTAL FINLAND			54,389,292

FRANCE — (7.3%)
#	ABC arbitrage	18,897	79,834
	Accor SA	56,738	2,486,582
	Aeroports de Paris SA	4,885	620,467
	Air Liquide SA	16,489	3,224,897
	Airbus SE	10,855	1,786,274
	AKWEL SADIR	9,441	140,752
#	Alstom SA	118,287	1,865,158
	Altamir	17,275	483,651
	Alten SA	21,107	2,480,501
Ω	Amundi SA	28,783	2,008,029
*Ω	Aramis Group SAS	5,675	21,745
	Arkema SA	51,529	5,317,109
	Assystem SA	5,099	292,544
#*	Atos SE	75,967	162,519
	Aubay	5,338	233,204
	AXA SA, Sponsored ADR	6,388	220,130
#	AXA SA	114,964	3,972,187
	Axway Software SA	5,898	157,273
#*	Bastide le Confort Medical	2,869	55,039
	Beneteau SACA	34,560	447,523
	BioMerieux	6,938	737,537
	BNP Paribas SA	94,067	6,769,236
	Boiron SA	3,024	110,577
	Bollore SE	197,548	1,282,231
#	Bonduelle SCA	11,674	100,894
*††	Bourbon Corp. SA	9,346	0
#	Bouygues SA	182,855	6,739,174
	Bureau Veritas SA	51,784	1,510,313
	Capgemini SE	9,268	1,947,958
	Carrefour SA	285,019	4,794,939
#	Catana Group	21,782	113,110
	CBo Territoria	7,762	30,679
*	Cegedim SA	6,789	104,220
*	CGG SA	657,474	275,093
	Cie de Saint-Gobain SA	59,947	4,740,767

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Cie des Alpes	19,421	$281,897
	Cie Generale des Etablissements Michelin SCA	286,751	11,016,585
#	Cie Plastic Omnium SE	40,101	488,429
#	Clariane SE	52,896	126,307
	Coface SA	101,316	1,559,112
	Credit Agricole SA	168,398	2,605,662
#	Danone SA	23,058	1,443,139
	Dassault Aviation SA	1,395	298,598
	Dassault Systemes SE	3,767	147,862
	Derichebourg SA	91,599	388,245
	Edenred SE	18,822	893,139
	Eiffage SA	38,750	4,134,564
*	Ekinops SAS	6,186	21,741
	Electricite de Strasbourg SA	88	10,888
#*Ω	Elior Group SA	85,836	235,676
	Elis SA	172,867	3,881,101
#	Engie SA	320,120	5,557,478
	Equasens	3,945	247,376
#	Eramet SA	6,428	622,640
#	EssilorLuxottica SA	9,172	1,955,760
	Esso SA Francaise	1,610	306,007
	Etablissements Maurel et Prom SA	102,284	645,975
	Eurazeo SE	38,245	3,445,018
*	Euroapi SA	2,044	6,412
	Eurofins Scientific SE	33,209	2,035,338
Ω	Euronext NV	35,092	3,160,063
#*	Eutelsat Communications SACA	96,432	387,373
*	Exclusive Networks SA	10,384	221,057
	Exel Industries SA, Class A	172	10,068
	Fnac Darty SA	10,675	376,816
*	Forvia SE	143,087	2,277,179
	Gaztransport Et Technigaz SA	13,564	1,890,553
	Getlink SE	62,086	1,056,933
	GL Events SACA	7,559	151,661
	Groupe Crit SA	2,385	191,351
#	Guerbet	5,198	207,709
*	ID Logistics Group SACA	2,241	826,785
	Imerys SA	30,081	966,615
	Infotel SA	2,496	130,339
	Interparfums SA	3,302	167,499
	Ipsen SA	16,479	2,004,445
	IPSOS SA	38,098	2,549,427
	Jacquet Metals SACA	11,299	218,785
*	JCDecaux SE	55,592	1,160,338
	Kaufman & Broad SA	10,385	334,829
	Kering SA	2,749	963,440
#Ω	La Francaise des Jeux SAEM	40,542	1,527,815
	Lacroix Group SA	645	16,469
	Laurent-Perrier	1,921	250,137
	Lectra	10,848	369,572
	Legrand SA	18,741	1,925,949
	Linedata Services	862	68,295
	LISI SA	12,851	336,740
	LNA Sante SA	5,481	118,803
	L’Oreal SA	3,396	1,592,225
#*	Lumibird	654	8,659
	LVMH Moet Hennessy Louis Vuitton SE	3,490	2,866,812
Ω	Maisons du Monde SA	20,852	100,039
	Manitou BF SA	9,491	233,487

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Mersen SA	20,247	$747,812
#	Metropole Television SA	23,951	338,232
Ω	Neoen SA	7,294	223,234
	Nexans SA	27,096	2,885,634
	Nexity SA	31,486	353,149
	NRJ Group	22,285	185,560
	Oeneo SA	12,484	136,322
	Orange SA	1,286,762	14,322,025
#*	OVH Groupe SAS	769	5,450
	Pernod Ricard SA	4,661	704,940
	Publicis Groupe SA	27,802	3,067,861
	Quadient SA	30,414	581,989
*††	Recylex SA	4,720	0
	Renault SA	107,688	5,334,146
	Rexel SA	244,826	6,345,851
#	Robertet SA	319	299,411
	Rubis SCA	24,411	844,773
	Safran SA	10,495	2,275,653
	Samse SACA	314	59,872
#	Sanofi SA	56,500	5,581,808
	Sartorius Stedim Biotech	1,380	297,206
	Savencia SA	3,871	217,986
	Schneider Electric SE	14,664	3,343,184
	SCOR SE	165,926	5,413,790
	SEB SA	15,715	1,854,751
	Seche Environnement SACA	4,299	481,524
	SES SA	337,299	1,636,399
#*Ω	SMCP SA	34,000	81,863
	Societe BIC SA	21,382	1,503,647
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	62,848
	Societe Generale SA	156,230	4,209,625
	Societe LDC SADIR	1,619	258,290
	Sodexo SA	14,114	1,228,954
*	SOITEC	3,046	297,821
	Sopra Steria Group	12,430	2,721,760
	SPIE SA	90,996	3,308,675
	Stef SA	3,556	482,093
	STMicroelectronics NV	35,003	1,385,547
#	Sword Group	5,890	225,147
	Synergie SE	6,994	267,708
	Technip Energies NV	112,128	2,640,618
	Teleperformance SE	8,764	793,885
#	Television Francaise 1 SA	39,072	356,785
	TFF Group	576	26,240
	Thales SA	7,054	1,185,547
	Thermador Groupe	4,498	384,407
#	Tikehau Capital SCA	16,729	391,459
	Totalenergies EP Gabon	636	114,724
	TotalEnergies SE	414,973	30,126,524
	Trigano SA	7,260	1,103,668
*	Ubisoft Entertainment SA	86,773	2,043,453
	Valeo SE	188,704	2,391,540
*	Vallourec SACA	192,412	3,312,707
Ω	Verallia SA	43,193	1,663,588
	Vetoquinol SA	2,606	262,361
#	Vicat SACA	16,932	625,100
	VIEL & Cie SA	16,841	181,328
#	Vinci SA	36,490	4,275,756
	Virbac SACA	2,387	882,126

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Vivendi SE	278,721	$2,835,626
#*	Voltalia SA	18,980	157,699
	Wavestone	4,599	261,586
*Ω	Worldline SA	93,161	966,312
*Ω	X-Fab Silicon Foundries SE	53,861	372,555

TOTAL FRANCE			257,263,496

GERMANY — (6.0%)
	1&1 AG	36,262	633,715
	7C Solarparken AG	51,007	171,841
	Adesso SE	1,619	188,101
	adidas AG	3,691	889,469
*	Adtran Networks SE	5,071	107,829
	All for One Group SE	1,474	91,968
	Allgeier SE	3,364	70,521
	Allianz SE	21,119	5,993,256
	AlzChem Group AG	1,763	85,722
	Amadeus Fire AG	3,048	365,692
*	Aroundtown SA	152,712	316,583
	Atoss Software AG	2,587	691,584
Ω	Aumann AG	4,798	90,389
	Aurubis AG	32,751	2,608,740
#*Ω	Auto1 Group SE	26,224	133,515
	BASF SE	101,768	5,332,292
	Basler AG	4,706	55,953
	Bayer AG	419,390	12,233,894
	Bayerische Motoren Werke AG	63,468	6,914,794
#	BayWa AG	11,252	269,926
	Bechtle AG	37,861	1,827,158
Ω	Befesa SA	24,534	701,429
	Beiersdorf AG	2,807	421,902
	Bertrandt AG	4,302	184,784
	Bijou Brigitte AG	3,561	145,446
	Bilfinger SE	19,633	913,828
*	Borussia Dortmund GmbH & Co. KGaA	76,090	301,619
#*	BRANICKS Group AG	15,876	27,951
	Brenntag SE	56,835	4,535,626
*Ω	Brockhaus Technologies AG	2,050	47,868
	CANCOM SE	23,554	735,499
	Carl Zeiss Meditec AG	2,019	213,030
*	Ceconomy AG	138,249	318,456
	CENIT AG	3,984	52,923
	Cewe Stiftung & Co. KGaA	4,963	528,130
	Commerzbank AG	422,764	6,283,174
	CompuGroup Medical SE & Co. KGaA	23,102	692,041
	Continental AG	53,641	3,476,542
*Ω	Covestro AG	86,556	4,335,100
	CTS Eventim AG & Co. KGaA	25,133	2,222,479
	Daimler Truck Holding AG	76,708	3,459,241
*Ω	Delivery Hero SE	19,502	545,618
	Dermapharm Holding SE	12,794	429,394
	Deutsche Bank AG	320,935	5,149,544
	Deutsche Beteiligungs AG	12,638	372,423
	Deutsche Boerse AG	8,851	1,706,401
	Deutsche EuroShop AG	4,262	86,157
*	Deutsche Lufthansa AG	366,551	2,623,269
#Ω	Deutsche Pfandbriefbank AG	121,516	576,366
	Deutsche Post AG	52,782	2,209,979
	Deutsche Telekom AG, Sponsored ADR	6,767	154,964

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG	252,721	$5,788,717
	Deutsche Wohnen SE	2,961	55,861
	Deutz AG	71,111	410,817
	DMG Mori AG	877	41,404
#*	Dr Hoenle AG	2,767	58,822
	Draegerwerk AG & Co. KGaA	2,155	100,208
	Duerr AG	37,945	970,693
Ω	DWS Group GmbH & Co. KGaA	40,525	1,709,912
	E.ON SE	189,632	2,511,101
	Eckert & Ziegler SE	11,832	467,755
	EDAG Engineering Group AG	7,558	91,563
	Elmos Semiconductor SE	7,448	617,131
	ElringKlinger AG	19,969	141,814
#*	Encavis AG	68,972	1,241,697
	Energiekontor AG	3,651	250,644
	Evonik Industries AG	112,217	2,338,677
	Fabasoft AG	2,313	49,788
	Fielmann Group AG	9,854	459,475
*	flatexDEGIRO AG	56,416	737,095
#*	Fraport AG Frankfurt Airport Services Worldwide	34,289	1,716,785
	Freenet AG	99,725	2,772,193
	Fresenius Medical Care AG	111,633	4,700,051
	Fresenius SE & Co. KGaA	90,270	2,693,691
	Friedrich Vorwerk Group SE	5,430	90,993
	FUCHS SE	12,719	464,963
	GEA Group AG	79,306	3,200,789
	Gerresheimer AG	30,386	3,272,479
	Gesco SE	7,358	149,370
	GFT Technologies SE	20,390	597,278
*	Grand City Properties SA	23,932	267,265
	Grenke AG	25,605	596,090
	H&R GmbH & Co. KGaA	9,526	50,334
*	Hamburger Hafen und Logistik AG	5,898	104,954
	Hannover Rueck SE	4,287	1,063,364
#Ω	Hapag-Lloyd AG	3,152	580,640
	Hawesko Holding SE.	1,608	51,842
	Heidelberg Materials AG	74,417	7,489,004
#*	Heidelberger Druckmaschinen AG	205,631	207,150
	Hella GmbH & Co. KGaA	2,381	208,558
*	HelloFresh SE	65,147	436,808
	Henkel AG & Co. KGaA	6,799	488,906
	Hensoldt AG	21,192	834,900
*	Highlight Communications AG	83	216
	HOCHTIEF AG	12,032	1,266,961
	Hornbach Holding AG & Co. KGaA	10,855	851,791
	Hugo Boss AG	26,891	1,449,015
	Indus Holding AG	14,157	384,396
	Infineon Technologies AG	19,259	668,346
	Infineon Technologies AG, ADR	25,149	873,425
	Init Innovation in Traffic Systems SE	4,242	178,007
Ω	Instone Real Estate Group SE	27,971	259,075
	IVU Traffic Technologies AG	4,153	64,356
	Jenoptik AG	37,872	1,015,356
Ω	JOST Werke SE	14,145	683,068
	K&S AG	80,366	1,202,271
*	Katek SE	903	14,491
	KION Group AG	70,638	3,255,557
	Kloeckner & Co. SE	10,732	76,065
	Knaus Tabbert AG	2,838	128,633

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Knorr-Bremse AG	8,852	$656,867
*	Koenig & Bauer AG	9,722	137,764
	Kontron AG	17,903	360,397
	Krones AG	14,484	1,909,453
	KSB SE & Co. KGaA	83	59,352
	KWS Saat SE & Co. KGaA	7,847	431,476
	Lanxess AG	64,406	1,820,309
*	LEG Immobilien SE	14,289	1,212,970
	Leifheit AG	5,800	97,608
#*	LPKF Laser & Electronics SE	3,105	25,807
*	MAX Automation SE	1,669	10,987
*	Medios AG	13,082	198,192
	Mercedes-Benz Group AG	130,272	9,853,890
	Merck KGaA	3,598	571,728
	METRO AG	98,432	526,583
*	Mister Spex SE	10,182	31,087
	MLP SE	69,864	420,325
	MTU Aero Engines AG	3,207	772,621
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,012	2,204,321
	Mutares SE & Co. KGaA	16,747	750,577
*	Nagarro SE	4,262	323,861
	Nemetschek SE	13,845	1,223,472
	New Work SE	1,591	100,689
	Nexus AG	3,487	191,679
	Norma Group SE	24,911	493,278
*	OHB SE	5,091	236,973
	Patrizia SE	30,544	269,314
	Pfeiffer Vacuum Technology AG	2,201	363,218
	PNE AG	33,242	475,918
*	ProCredit Holding AG	23,774	242,112
#	ProSiebenSat.1 Media SE	119,080	924,878
	PSI Software SE	5,104	122,176
	Puma SE	37,945	1,751,958
*	PVA TePla AG	14,559	288,090
	PWO AG	1,001	32,477
*	q.beyond AG	80,281	54,807
*	R Stahl AG	1,041	23,129
	Rational AG	1,342	1,144,723
	Rheinmetall AG	10,704	5,898,384
#	RTL Group SA	22,515	694,021
	RWE AG	102,049	3,554,931
	SAF-Holland SE	27,426	528,347
	Salzgitter AG	21,971	564,239
	SAP SE	4,922	888,751
Ω	Scout24 SE	11,579	850,566
	Secunet Security Networks AG	836	134,097
#*	SGL Carbon SE	42,970	307,662
	Siemens AG	18,539	3,472,976
*	Siemens Energy AG	62,087	1,274,860
Ω	Siemens Healthineers AG	5,426	300,912
	Siltronic AG	14,680	1,144,077
	Sixt SE	12,211	1,169,149
*	SMA Solar Technology AG	7,245	380,000
	Stabilus SE	19,112	1,185,860
	Stemmer Imaging AG	603	22,173
	Stroeer SE & Co. KGaA	14,211	911,293
	Suedzucker AG	64,223	916,628
	SUESS MicroTec SE	12,401	613,780
	Symrise AG	6,257	670,698

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	TAG Immobilien AG	48,818	$694,078
	Takkt AG	28,687	399,103
*	Talanx AG	10,869	817,507
*Ω	TeamViewer SE	66,746	880,562
	Technotrans SE	3,475	78,233
	thyssenkrupp AG	454,974	2,283,370
	United Internet AG	87,609	2,119,160
	USU Software AG	783	15,187
#	Verbio SE	17,548	365,815
	Volkswagen AG	5,196	733,535
	Vossloh AG	7,999	387,086
	Wacker Chemie AG	12,967	1,388,092
	Wacker Neuson SE	29,583	529,182
	Washtec AG	6,080	258,428
*	Westwing Group SE	2,817	25,940
	Wuestenrot & Wuerttembergische AG	22,345	314,225
	Zeal Network SE	2,644	98,059

TOTAL GERMANY			212,162,767

HONG KONG — (1.6%)
*	Aceso Life Science Group Ltd.	965,933	18,541
*	Acme International Holdings Ltd.	40,000	10,364
	Aeon Credit Service Asia Co. Ltd.	74,000	53,458
	AIA Group Ltd.	422,200	3,092,342
	Allied Group Ltd.	236,000	44,117
	APAC Resources Ltd.	230,903	34,708
	Asia Financial Holdings Ltd.	136,000	57,689
	ASMPT Ltd.	173,900	2,161,174
	Associated International Hotels Ltd.	10,000	6,908
	Bank of East Asia Ltd.	842,775	1,061,132
	BOC Hong Kong Holdings Ltd.	343,500	1,052,859
	Bright Smart Securities & Commodities Group Ltd.	650,000	136,223
Ω	Budweiser Brewing Co. APAC Ltd.	53,400	74,290
	Cafe de Coral Holdings Ltd.	284,000	294,547
#	Cathay Pacific Airways Ltd.	814,000	876,309
	Chevalier International Holdings Ltd.	30,055	17,013
*	Chi Kan Holdings Ltd.	28,000	10,334
*	China Best Group Holding Ltd.	407,400	6,651
*	China Energy Development Holdings Ltd.	4,676,000	46,872
*	China Star Entertainment Ltd.	1,612,000	160,796
*	Chinese Estates Holdings Ltd.	410,000	55,435
	Chow Sang Sang Holdings International Ltd.	333,000	357,766
	Chow Tai Fook Jewellery Group Ltd.	217,400	295,805
	CITIC Telecom International Holdings Ltd.	1,393,000	472,412
	CK Asset Holdings Ltd.	322,152	1,374,164
	CK Hutchison Holdings Ltd.	568,960	2,763,309
	CK Infrastructure Holdings Ltd.	49,500	279,632
#	CK Life Sciences International Holdings, Inc.	672,000	32,075
#*	C-Mer Eye Care Holdings Ltd.	288,000	108,532
	CN Logistics International Holdings Ltd.	21,000	8,820
#††	Convoy, Inc.	5,166,000	20,670
#*	Cowell e Holdings, Inc.	180,000	408,377
Ω	Crystal International Group Ltd.	519,000	266,734
*	CSC Holdings Ltd.	6,810,000	24,412
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	358,195	292,893
	Dah Sing Financial Holdings Ltd.	153,066	428,724
	Dickson Concepts International Ltd.	83,500	54,273
	Dynamic Holdings Ltd.	14,000	14,691

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Eagle Nice International Holdings Ltd.	242,000	$149,701
#	EC Healthcare	535,000	88,954
*††	EcoGreen International Group Ltd.	234,000	10,658
	Emperor Watch & Jewellery Ltd.	1,020,000	23,156
*	Energy International Investments Holdings Ltd.	504,000	61,167
*	ENM Holdings Ltd.	992,000	42,484
#Ω	ESR Group Ltd.	832,600	912,421
*	Eternity Investment Ltd.	290,000	1,865
	Fairwood Holdings Ltd.	59,500	60,496
	Far East Consortium International Ltd.	1,090,938	147,532
	First Pacific Co. Ltd.	2,011,200	940,587
*Ω	FIT Hon Teng Ltd.	1,277,000	366,139
*Ω	Fosun Tourism Group.	187,600	88,851
#*Ω	Frontage Holdings Corp.	286,000	44,778
	FSE Lifestyle Services Ltd.	75,000	51,980
	Galaxy Entertainment Group Ltd.	10,000	44,869
	Get Nice Financial Group Ltd.	152,150	12,321
	Giordano International Ltd.	984,000	251,116
	Glorious Sun Enterprises Ltd.	447,000	48,034
#*††	Gold Fin Holdings	204,000	0
	Great Eagle Holdings Ltd.	180,003	274,772
	G-Resources Group Ltd.	229,930	73,207
	Guoco Group Ltd.	19,000	180,455
	Guotai Junan International Holdings Ltd.	2,764,000	200,161
	Hang Lung Group Ltd.	567,000	672,818
	Hang Lung Properties Ltd.	692,000	763,768
	Hang Seng Bank Ltd.	28,900	381,092
	Hanison Construction Holdings Ltd.	249,459	19,267
#*	Hao Tian International Construction Investment Group Ltd.	304,000	28,727
*	Harbour Centre Development Ltd.	53,000	39,812
	Henderson Land Development Co. Ltd.	210,575	634,846
	HK Electric Investments & HK Electric Investments Ltd.	253,288	151,523
	HKBN Ltd.	802,000	241,251
	HKR International Ltd.	397,188	63,475
	HKT Trust & HKT Ltd.	647,000	714,273
	Hong Kong & China Gas Co. Ltd.	759,735	577,666
	Hong Kong Ferry Holdings Co. Ltd.	112,000	60,958
*	Hong Kong Resources Holdings Co. Ltd.	9,102	1,105
*	Hong Kong Technology Venture Co. Ltd.	484,000	93,485
*	Hongkong & Shanghai Hotels Ltd.	413,220	321,634
#	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,232,000	162,059
	Hysan Development Co. Ltd.	111,000	173,003
Ω	Impro Precision Industries Ltd.	172,000	45,554
	International Housewares Retail Co. Ltd.	248,000	40,492
*	IPE Group Ltd.	365,000	21,901
	Johnson Electric Holdings Ltd.	369,085	503,498
	K Wah International Holdings Ltd.	891,000	207,424
*	Kader Holdings Co. Ltd.	104,000	4,257
	Kerry Logistics Network Ltd.	287,750	269,320
	Kerry Properties Ltd.	467,000	905,333
	Kowloon Development Co. Ltd.	277,000	191,478
	KRP Development Holdings Ltd.	99,000	9,566
*	Lai Sun Garment International Ltd.	45,334	3,455
	Langham Hospitality Investments & Langham Hospitality Investments Ltd	832,750	97,516
	Liu Chong Hing Investment Ltd.	128,000	75,664
	L’Occitane International SA	277,750	1,144,634
	Luk Fook Holdings International Ltd.	222,000	532,214
	Man Wah Holdings Ltd.	986,800	720,216
	Miramar Hotel & Investment	176,000	224,150

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group Ltd.	285,000	$174,403
#*	Mongolian Mining Corp.	810,000	1,032,775
	MTR Corp. Ltd.	58,716	192,966
*	NagaCorp Ltd.	675,784	354,166
*††	National United Resources Holdings Ltd.	35,000	355
*	New Focus Auto Tech Holdings Ltd.	4,344,000	91,774
#	New World Development Co. Ltd.	1,062,644	1,128,475
*††	NewOcean Energy Holdings Ltd.	788,000	0
	Nissin Foods Co. Ltd.	135,000	88,506
	NWS Holdings Ltd.	1,275,830	1,078,515
	Oriental Watch Holdings	350,368	157,934
*	Oshidori International Holdings Ltd.	2,790,000	57,214
	Pacific Basin Shipping Ltd.	5,156,000	1,785,305
	Pacific Textiles Holdings Ltd.	760,000	145,047
	PC Partner Group Ltd.	206,000	74,703
	PCCW Ltd.	1,719,415	859,698
	Pentamaster International Ltd.	234,000	22,479
	Perfect Medical Health Management Ltd.	244,000	75,583
	Pico Far East Holdings Ltd.	574,000	118,039
	Plover Bay Technologies Ltd.	144,000	51,353
	PRADA SpA	55,300	450,989
	Public Financial Holdings Ltd.	292,000	45,109
#*	Realord Group Holdings Ltd.	94,000	64,843
*	Regal Hotels International Holdings Ltd.	240,000	74,887
Ω	Regina Miracle International Holdings Ltd.	210,000	59,740
#*	Sa Sa International Holdings Ltd.	708,000	70,221
*Ω	Samsonite International SA	462,000	1,624,238
*	Sands China Ltd.	24,400	57,551
	SAS Dragon Holdings Ltd.	294,000	145,121
	SEA Holdings Ltd.	50,968	10,122
*	Shangri-La Asia Ltd.	935,666	652,618
*	Shun Ho Property Investments Ltd.	13,497	1,348
*	Shun Tak Holdings Ltd.	1,085,249	107,488
	Singamas Container Holdings Ltd.	1,328,000	92,937
	Sino Land Co. Ltd.	802,451	857,980
	SITC International Holdings Co. Ltd.	914,000	1,982,095
#*	SJM Holdings Ltd.	509,750	187,081
	SmarTone Telecommunications Holdings Ltd.	355,166	165,385
#*	Solomon Systech International Ltd.	1,188,000	42,202
	Soundwill Holdings Ltd.	69,000	62,220
*	South China Holdings Co. Ltd.	880,000	4,936
	Stella International Holdings Ltd.	337,000	614,295
	Sun Hung Kai & Co. Ltd.	472,341	144,235
	Sun Hung Kai Properties Ltd.	92,282	851,297
	SUNeVision Holdings Ltd.	620,000	196,998
	Swire Pacific Ltd., Class A	149,500	1,266,072
	Swire Pacific Ltd., Class B	285,000	387,196
#	TAI Cheung Holdings Ltd.	214,000	91,239
	Techtronic Industries Co. Ltd.	23,000	317,844
*	Television Broadcasts Ltd.	257,000	110,723
#*	Texhong International Group Ltd.	254,500	138,220
	Texwinca Holdings Ltd.	740,000	73,401
	Theme International Holdings Ltd.	4,000,000	305,501
#*	Tongda Group Holdings Ltd.	3,530,000	35,642
	Town Health International Medical Group Ltd.	1,265,899	45,241
	Tradelink Electronic Commerce Ltd.	264,000	30,985
	Transport International Holdings Ltd.	147,048	168,766
	United Laboratories International Holdings Ltd.	1,027,000	1,211,084
*††	Untrade.Genting Hk	436,000	0

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Value Partners Group Ltd.	1,056,000	$240,835
	Vesync Co. Ltd.	205,000	116,239
	Vitasoy International Holdings Ltd.	248,000	185,097
#*	Vobile Group Ltd.	556,000	97,302
	VSTECS Holdings Ltd.	745,200	474,521
	VTech Holdings Ltd.	109,000	630,042
Ω	WH Group Ltd.	3,083,568	2,241,260
	Wing On Co. International Ltd.	30,000	45,309
	Wing Tai Properties Ltd.	154,000	42,815
*	Xingye Alloy Materials Group Ltd.	121,000	15,534
	Xinyi Glass Holdings Ltd.	732,719	782,988
	Yue Yuen Industrial Holdings Ltd.	672,000	1,189,814
*	Zhaobangji Lifestyle Holdings Ltd.	1,144,000	31,940

TOTAL HONG KONG			56,979,025

IRELAND — (0.7%)
	AIB Group PLC	702,702	3,637,307
	Bank of Ireland Group PLC	642,405	6,854,092
	Cairn Homes PLC	574,374	967,488
	Dalata Hotel Group PLC	188,978	849,865
	FBD Holdings PLC	17,566	259,680
*	Flutter Entertainment PLC	3,145	582,640
	Glanbia PLC.	154,566	2,934,632
*Ω	Glenveagh Properties PLC	494,575	671,997
	Irish Continental Group PLC	87,938	469,911
	Kerry Group PLC, Class A	3,556	306,024
	Kingspan Group PLC	21,865	1,944,839
*	Permanent TSB Group Holdings PLC	51,764	82,695
	Smurfit Kappa Group PLC	86,065	3,729,158

TOTAL IRELAND			23,290,328

ISRAEL — (0.8%)
	Adgar Investment & Development Ltd.	10,959	14,545
*	AFI Properties Ltd.	2,858	115,868
	Africa Israel Residences Ltd.	1,245	74,777
*	Airport City Ltd.	5,279	81,113
	Alony Hetz Properties & Investments Ltd.	14,839	95,793
	Alrov Properties & Lodgings Ltd.	3,510	144,557
*	Amos Luzon Development & Energy Group Ltd.	28,031	14,131
	Amot Investments Ltd.	8,270	34,685
#	Arad Ltd.	10,794	139,427
*	Argo Properties NV	2,040	37,572
	Ashdod Refinery Ltd.	7,737	174,147
#	Ashtrom Group Ltd.	18,906	259,945
	Atreyu Capital Markets Ltd.	893	12,468
	AudioCodes Ltd.	14,041	151,924
#	Aura Investments Ltd.	59,775	231,419
	Automatic Bank Services Ltd.	11,179	41,484
*	Azorim-Investment Development & Construction Co. Ltd.	56,266	256,456
	Azrieli Group Ltd.	1,756	112,982
	Bank Hapoalim BM	142,714	1,285,628
	Bank Leumi Le-Israel BM	199,102	1,551,424
	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	176,035
	Bezeq The Israeli Telecommunication Corp. Ltd.	211,150	261,644
*	Big Shopping Centers Ltd.	298	30,656
	Blue Square Real Estate Ltd.	1,129	84,635
*	Brack Capital Properties NV	528	31,086
*	Brainsway Ltd.	4,176	11,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Brainsway Ltd., ADR	2,628	$13,797
	Camtek Ltd.	1,177	95,778
	Carasso Motors Ltd.	28,815	140,471
*	Cellcom Israel Ltd.	77,631	316,767
*	Clal Insurance Enterprises Holdings Ltd.	37,101	618,660
*	Compugen Ltd.	30,361	59,467
	Danel Adir Yeoshua Ltd.	3,169	286,746
	Delek Group Ltd.	6,458	758,554
	Delta Galil Ltd.	7,436	330,839
	Diplomat Holdings Ltd.	6,604	59,552
#	Direct Finance of Direct Group 2006 Ltd.	188	23,663
	Dor Alon Energy in Israel 1988 Ltd.	3,031	59,530
*	Doral Group Renewable Energy Resources Ltd.	52,132	149,046
*	Duniec Brothers Ltd.	1,332	72,477
*	El Al Israel Airlines.	43,385	60,660
	Elbit Systems Ltd.	260	52,759
#	Electra Consumer Products 1970 Ltd.	7,489	159,670
	Electra Ltd.	594	225,872
	Electra Real Estate Ltd.	11,184	108,713
#*	Ellomay Capital Ltd.	2,696	42,077
	Energix-Renewable Energies Ltd.	24,922	92,873
*	Enlight Renewable Energy Ltd.	3,696	59,359
*	Equital Ltd.	21,611	598,716
*	Fattal Holdings 1998 Ltd.	1,772	214,986
	First International Bank Of Israel Ltd.	8,151	323,522
	FMS Enterprises Migun Ltd.	2,031	84,523
	Formula Systems 1985 Ltd.	7,015	510,631
	Fox Wizel Ltd.	4,279	339,753
	Gav-Yam Lands Corp. Ltd.	9,344	66,430
#*	Gilat Satellite Networks Ltd.	23,362	116,885
*	Hagag Group Real Estate Development.	6,695	30,918
	Harel Insurance Investments & Financial Services Ltd.	102,513	934,590
	Hilan Ltd.	8,673	486,918
	ICL Group Ltd.	28,451	133,548
	IDI Insurance Co. Ltd.	6,382	182,264
*	IES Holdings Ltd.	1,995	110,787
	Ilex Medical Ltd.	3,543	63,671
	Inrom Construction Industries Ltd.	74,725	246,931
	Isracard Ltd.	153,720	562,349
	Israel Canada T.R Ltd.	43,856	161,549
	Israel Discount Bank Ltd., Class A	381,945	1,959,081
	Israel Land Development Co. Ltd.	12,597	109,886
	Israel Shipyards Industries Ltd.	3,878	67,998
	Isras Investment Co. Ltd.	1,163	221,936
#*	Issta Ltd.	5,742	123,209
*	Kamada Ltd.	20,049	105,361
#	Kardan Real Estate Enterprise & Development Ltd.	52,592	60,844
	Kenon Holdings Ltd.	10,097	227,484
	Kerur Holdings Ltd.	2,708	46,729
	Kvutzat Acro Ltd.	12,044	132,971
	Lahav L.R. Real Estate Ltd.	14,754	15,172
	Lapidoth Capital Ltd.	3,072	49,649
	Levinstein Properties Ltd.	817	13,819
	M Yochananof & Sons Ltd.	2,247	116,486
	Magic Software Enterprises Ltd.	16,267	192,409
	Malam - Team Ltd.	5,570	90,718
	Matrix IT Ltd.	9,607	193,782
	Max Stock Ltd.	28,918	66,387
	Maytronics Ltd.	10,457	89,393

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers Ltd.	62,759	$135,631
	Mega Or Holdings Ltd.	5,500	142,267
#	Meitav Investment House Ltd.	30,969	138,703
	Melisron Ltd.	1,206	82,732
	MENIF - Financial Services Ltd.	14,340	45,681
	Menora Mivtachim Holdings Ltd.	25,601	617,069
	Meshulam Levinstein Contracting & Engineering Ltd.	1,121	92,107
	Migdal Insurance & Financial Holdings Ltd.	349,915	443,070
	Mivne Real Estate KD Ltd.	55,653	133,775
	Mivtach Shamir Holdings Ltd.	5,562	187,264
	Mizrahi Tefahot Bank Ltd.	8,964	326,421
*	Naphtha Israel Petroleum Corp. Ltd.	30,324	157,222
#	Nawi Brothers Ltd.	13,598	94,466
*	Nayax Ltd.	1,083	28,873
#*	Neto Malinda Trading Ltd.	5,947	92,087
	Next Vision Stabilized Systems Ltd.	12,066	161,187
*	Nova Ltd.	4,163	704,507
	Novolog Ltd.	212,317	87,329
	Oil Refineries Ltd.	2,558,297	741,222
	One Software Technologies Ltd.	16,792	232,644
*	OPC Energy Ltd.	7,062	53,053
	Palram Industries 1990 Ltd.	10,377	137,624
*	Partner Communications Co. Ltd.	76,810	358,974
	Paz Oil Co. Ltd.	7,737	770,822
*	Perion Network Ltd.	5,120	63,854
	Phoenix Holdings Ltd.	54,003	515,870
	Plasson Industries Ltd.	2,970	109,080
#	Polyram Plastic Industries Ltd.	24,917	75,321
	Prashkovsky Investments & Construction Ltd.	5,428	127,547
#*	Priortech Ltd.	5,848	257,314
	Qualitau Ltd.	632	21,575
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	258,559
*	Rani Zim Shopping Centers Ltd.	26,154	20,718
	Retailors Ltd.	6,629	145,628
#*	Scope Metals Group Ltd.	7,045	242,676
	Shapir Engineering & Industry Ltd.	9,371	51,123
*	Shikun & Binui Ltd.	37,007	79,456
*	Shikun & Binui Soltec Renewable Energy	34,950	25,320
	Shufersal Ltd.	55,237	363,684
	Strauss Group Ltd.	1,965	36,096
	Summit Real Estate Holdings Ltd.	35,933	432,659
	Tadiran Group Ltd.	1,603	111,530
Ω	Tamar Petroleum Ltd.	53,613	316,488
*	TAT Technologies Ltd.	3,706	44,619
	Tel Aviv Stock Exchange Ltd.	22,725	150,408
	Telsys Ltd.	1,192	71,861
*	Tera Light Ltd.	18,659	34,819
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	29,897	420,053
#	Tiv Taam Holdings 1 Ltd.	45,138	60,281
*	Tower Semiconductor Ltd.	19,831	648,715
	Victory Supermarket Chain Ltd.	961	12,606
	YD More Investments Ltd.	4,749	9,950
	YH Dimri Construction & Development Ltd.	3,211	251,449

TOTAL ISRAEL			29,189,291

ITALY — (3.0%)
	A2A SpA	1,053,396	2,077,458
	Abitare In SpA	2,873	12,263
	ACEA SpA	23,610	409,549

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Amplifon SpA	41,858	$1,397,484
Ω	Anima Holding SpA	115,925	543,149
	Arnoldo Mondadori Editore SpA	109,582	261,861
	Ascopiave SpA	47,825	125,134
	Assicurazioni Generali SpA	68,642	1,673,659
	Avio SpA	10,381	125,344
	Azimut Holding SpA	58,148	1,532,342
	Banca Generali SpA	25,451	996,813
	Banca IFIS SpA	22,516	501,629
	Banca Mediolanum SpA	64,894	702,256
*	Banca Monte dei Paschi di Siena SpA	402,625	1,941,972
	Banca Popolare di Sondrio SpA	485,733	4,058,183
	Banca Profilo SpA	193,938	45,952
Ω	Banca Sistema SpA	49,274	70,856
	Banco BPM SpA	1,560,523	10,245,832
	Banco di Desio e della Brianza SpA	26,638	132,962
Ω	BFF Bank SpA	90,159	1,156,976
	Biesse SpA	1,204	15,628
	BPER Banca SpA	816,761	4,241,601
	Brunello Cucinelli SpA	17,481	1,784,153
	Buzzi SpA	60,307	2,172,901
	Cairo Communication SpA	52,260	120,187
#Ω	Carel Industries SpA	11,783	238,525
	Cembre SpA	1,153	54,600
	Cementir Holding NV	38,268	405,196
*	CIR SpA-Compagnie Industriali	636,135	377,812
	Credito Emiliano SpA	87,133	920,428
	d’Amico International Shipping SA	59,482	426,746
	Danieli & C Officine Meccaniche SpA	53,769	1,498,449
	Datalogic SpA	12,311	74,600
	Davide Campari-Milano NV	17,111	171,603
	De’ Longhi SpA	12,301	403,380
	DiaSorin SpA	2,301	232,395
#Ω	doValue SpA	33,180	73,799
	Emak SpA	62,789	76,392
	Enel SpA	257,461	1,692,146
	Eni SpA	293,880	4,720,209
	ERG SpA	4,435	119,433
*	Esprinet SpA	35,332	192,925
	Ferrari NV	4,614	1,897,744
	Fiera Milano SpA	8,878	34,159
	Fila SpA	27,709	260,347
	FinecoBank Banca Fineco SpA	53,283	816,283
	FNM SpA	128,567	63,174
*	Garofalo Health Care SpA	12,152	61,029
	Gefran SpA	3,892	33,652
#*	Geox SpA	47,794	35,603
	GPI SpA	3,153	42,035
	Gruppo MutuiOnline SpA	14,143	528,634
	Hera SpA	270,348	976,086
	IMMSI SpA	149,021	85,417
Ω	Infrastrutture Wireless Italiane SpA	30,353	325,291
	Interpump Group SpA	16,136	702,880
	Intesa Sanpaolo SpA	573,096	2,145,100
	Iren SpA	110,577	222,284
	Italgas SpA	122,244	677,617
	Italian Sea Group SpA	4,840	49,435
#	Italmobiliare SpA	12,060	443,644
	Iveco Group NV	165,582	2,076,187

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	IVS Group SA	6,008	$45,919
	Leonardo SpA	276,617	6,357,225
	Maire Tecnimont SpA	127,750	1,057,984
	Mediobanca Banca di Credito Finanziario SpA	169,218	2,404,267
	MFE-MediaForEurope NV, Class A	157,291	461,794
	Moncler SpA	17,688	1,204,237
*	Newlat Food SpA	10,349	65,701
*Ω	Nexi SpA	277,759	1,616,045
	Openjobmetis SpA agenzia per il lavoro	2,042	35,588
	Orsero SpA	7,084	110,352
Ω	OVS SpA	206,616	539,788
	Pharmanutra SpA	1,682	95,573
	Piaggio & C SpA	240,865	702,220
Ω	Pirelli & C SpA	251,397	1,589,571
Ω	Poste Italiane SpA	125,930	1,599,704
	Prysmian SpA	25,242	1,369,589
Ω	RAI Way SpA	55,432	314,796
	Recordati Industria Chimica e Farmaceutica SpA	17,565	934,693
	Reply SpA	8,013	1,046,172
	Rizzoli Corriere Della Sera Mediagroup SpA	95,620	83,352
*	Sabaf SpA	3,304	60,446
*	Safilo Group SpA	70,674	87,917
	Salcef Group SpA	701	19,311
	Salvatore Ferragamo SpA	19,955	198,011
	Sanlorenzo SpA	5,518	241,659
	Saras SpA	461,572	866,753
	Sesa SpA	4,033	419,392
	Snam SpA	128,817	589,373
*	Sogefi SpA	71,810	220,067
	SOL SpA	26,480	1,018,650
	Spaxs SpA	47,427	264,198
#	Stellantis NV	247,465	5,475,533
#	Stellantis NV	62,949	1,403,763
	Tamburi Investment Partners SpA	61,515	597,074
Ω	Technogym SpA	58,382	550,572
*	Technoprobe SpA	8,733	69,584
#*	Telecom Italia SpA	9,173,051	2,185,207
	Tenaris SA, ADR	17,816	587,750
	Terna - Rete Elettrica Nazionale	91,450	732,689
	Tinexta SpA	2,272	42,791
*	TREVI - Finanziaria Industriale SpA	139,449	54,614
	UniCredit SpA	127,659	4,685,632
#Ω	Unieuro SpA	9,160	89,465
	Unipol Gruppo SpA	341,821	3,064,324
	Webuild SpA	110,227	276,675
#	Wiit SpA	3,344	57,317
	Zignago Vetro SpA	14,273	190,053

TOTAL ITALY			105,184,773

JAPAN — (22.8%)
	&Do Holdings Co. Ltd.	9,100	72,946
	77 Bank Ltd.	47,200	1,334,358
	A&D HOLON Holdings Co. Ltd.	22,300	387,284
	AB&Company Co. Ltd.	7,300	41,134
	ABC-Mart, Inc.	8,700	173,289
*	Access Co. Ltd.	7,800	71,375
	Achilles Corp.	11,100	111,375
	Acom Co. Ltd.	127,800	329,535
	AD Works Group Co. Ltd.	36,760	56,418

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Adastria Co. Ltd.	15,460	$336,631
	ADEKA Corp.	78,500	1,631,286
	Ad-sol Nissin Corp.	5,100	52,884
#	Adtec Plasma Technology Co. Ltd.	3,600	30,268
	Advan Group Co. Ltd.	13,700	97,382
#	Advanced Media, Inc.	6,200	63,640
	Advantest Corp.	19,300	604,103
	Adventure, Inc.	1,000	20,936
	Adways, Inc.	7,600	21,686
	Aeon Co. Ltd.	37,119	776,095
	Aeon Delight Co. Ltd.	12,300	290,923
#	Aeon Fantasy Co. Ltd.	5,700	80,079
	AEON Financial Service Co. Ltd.	74,486	620,034
	Aeon Hokkaido Corp.	20,200	118,816
#	Aeon Kyushu Co. Ltd.	2,200	39,482
	Aeon Mall Co. Ltd.	10,300	117,759
	AFC-HD AMS Life Science Co. Ltd.	6,200	33,167
	AGC, Inc.	78,700	2,909,872
#	Agro-Kanesho Co. Ltd.	7,300	54,364
	Ahresty Corp.	17,600	70,700
	Ai Holdings Corp.	11,400	175,339
	Aica Kogyo Co. Ltd.	17,300	401,001
	Aichi Corp.	25,700	172,783
	Aichi Financial Group, Inc.	23,539	443,977
	Aichi Steel Corp.	13,700	300,478
	Aichi Tokei Denki Co. Ltd.	7,400	111,863
	Aida Engineering Ltd.	40,878	231,408
#*	Aidma Holdings, Inc.	2,900	32,559
	Aiful Corp.	232,800	676,221
#	Ain Holdings, Inc.	21,171	801,248
	Aiphone Co. Ltd.	8,300	157,945
	Air Water, Inc.	90,500	1,358,876
	Airport Facilities Co. Ltd.	20,400	79,846
	Airtech Japan Ltd.	5,500	41,478
#	Airtrip Corp.	10,700	96,053
	Aisan Industry Co. Ltd.	30,300	283,038
	Aisin Corp.	71,806	2,731,230
	AIT Corp.	5,900	66,930
	Aizawa Securities Group Co. Ltd.	26,400	294,533
	Ajinomoto Co., Inc.	8,000	297,452
	Ajis Co. Ltd.	2,000	32,060
	Akatsuki Corp.	17,800	55,695
	Akatsuki, Inc.	6,500	94,846
*	Akebono Brake Industry Co. Ltd.	92,800	91,117
	Akita Bank Ltd.	11,600	153,123
	Albis Co. Ltd.	5,800	98,265
	Alconix Corp.	21,900	190,850
	Alfresa Holdings Corp.	59,700	884,723
	Alinco, Inc.	10,600	77,522
	Alleanza Holdings Co. Ltd.	12,500	85,001
*	Almedio, Inc.	7,000	38,357
	Alpen Co. Ltd.	15,500	204,305
	Alpha Corp.	3,800	36,133
	Alpha Systems, Inc.	5,400	108,779
	Alps Alpine Co. Ltd.	170,515	1,539,199
#	Alps Logistics Co. Ltd.	11,900	241,522
	Altech Corp.	10,820	188,461
	Amada Co. Ltd.	122,700	1,340,137
	Amano Corp.	19,000	456,974

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Amuse, Inc.	9,500	$96,920
	Amvis Holdings, Inc.	15,000	204,644
	Anabuki Kosan, Inc.	4,600	63,457
	Anest Iwata Corp.	27,400	233,816
	Anicom Holdings, Inc.	42,400	159,708
*	Anrakutei Co. Ltd.	300	13,308
	Anritsu Corp.	10,500	80,054
	AOI Electronics Co. Ltd.	3,900	58,466
	AOKI Holdings, Inc.	29,378	206,964
	Aoyama Trading Co. Ltd.	38,481	395,248
	Aoyama Zaisan Networks Co. Ltd.	21,200	188,230
#	Aozora Bank Ltd.	62,716	974,414
	Arakawa Chemical Industries Ltd.	10,900	75,777
	Arata Corp.	23,066	511,050
	Araya Industrial Co. Ltd.	3,200	82,404
	ARCLANDS Corp.	34,683	426,957
	Arcs Co. Ltd.	37,696	739,851
	ARE Holdings, Inc.	48,100	621,721
	Arealink Co. Ltd.	7,427	146,027
	Argo Graphics, Inc.	12,600	323,237
	Arisawa Manufacturing Co. Ltd.	30,000	290,047
	Artience Co. Ltd.	26,800	496,671
	Artnature, Inc.	11,600	55,815
	As One Corp.	18,200	299,850
	Asahi Co. Ltd.	14,944	135,514
	Asahi Diamond Industrial Co. Ltd.	70,643	411,270
	Asahi Group Holdings Ltd.	22,200	759,439
	Asahi Intecc Co. Ltd.	12,400	181,693
	Asahi Kasei Corp.	398,100	2,775,605
	Asahi Kogyosha Co. Ltd.	15,600	152,972
	Asahi Net, Inc.	11,000	44,508
	Asahi Printing Co. Ltd.	3,400	19,763
	Asahi Yukizai Corp.	12,400	387,164
#	Asanuma Corp.	16,000	380,416
	Ashimori Industry Co. Ltd.	3,400	52,858
	Asia Pile Holdings Corp.	28,100	150,134
	Asics Corp.	17,800	762,950
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	354,087
	ASKUL Corp.	20,600	311,107
	Astellas Pharma, Inc.	45,300	434,785
	Astena Holdings Co. Ltd.	32,700	102,305
	Asti Corp.	1,300	26,670
#	Asukanet Co. Ltd.	3,500	14,254
#	Aucnet, Inc.	10,800	177,747
	Autobacs Seven Co. Ltd.	37,000	374,111
	Avant Group Corp.	11,700	95,313
	Avex, Inc.	26,200	215,708
	Awa Bank Ltd.	42,797	729,180
	Axell Corp.	2,500	26,693
	Axial Retailing, Inc.	52,500	350,878
	Axxzia, Inc.	5,300	29,824
	Azbil Corp.	8,900	248,577
	AZ-COM MARUWA Holdings, Inc.	19,100	146,376
	Bandai Namco Holdings, Inc.	16,800	313,911
	Bando Chemical Industries Ltd.	27,700	313,516
	Bank of Iwate Ltd.	10,700	166,647
	Bank of Nagoya Ltd.	9,301	415,335
	Bank of Saga Ltd.	10,171	141,308
	Bank of the Ryukyus Ltd.	35,300	263,818

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Baroque Japan Ltd.	2,700	$13,024
	Base Co. Ltd.	2,600	57,581
	BayCurrent Consulting, Inc.	18,000	383,169
#	Beauty Garage, Inc.	4,600	56,681
	Beenos, Inc.	11,000	147,192
	Belc Co. Ltd.	7,400	353,152
	Bell System24 Holdings, Inc.	22,900	225,001
#	Belluna Co. Ltd.	44,679	179,902
#*	Bengo4.com, Inc.	3,600	65,723
	Bic Camera, Inc.	36,200	351,512
	BIPROGY, Inc.	16,300	474,190
	B-Lot Co. Ltd.	8,200	52,633
	BML, Inc.	14,592	269,527
#	Bookoff Group Holdings Ltd.	9,200	99,119
	Bourbon Corp.	5,800	87,115
	B-R31 Ice Cream Co. Ltd.	400	10,147
	BrainPad, Inc.	9,600	73,394
	Bridgestone Corp.	39,100	1,725,365
	Broadmedia Corp.	7,140	60,707
	Brother Industries Ltd.	130,100	2,301,334
	Bull-Dog Sauce Co. Ltd.	900	11,748
	Bunka Shutter Co. Ltd.	59,800	644,508
#	Bushiroad, Inc.	5,500	12,893
	Business Brain Showa-Ota, Inc.	3,900	50,249
	Business Engineering Corp.	1,400	31,304
#	BuySell Technologies Co. Ltd.	1,600	27,816
	C Uyemura & Co. Ltd.	5,200	340,374
	CAC Holdings Corp.	8,600	107,833
	Calbee, Inc.	19,200	419,358
	Canon Electronics, Inc.	17,700	252,622
	Canon Marketing Japan, Inc.	16,400	450,629
#	Canon, Inc., Sponsored ADR	23,257	626,544
	Canon, Inc.	15,700	424,925
	Capcom Co. Ltd.	40,800	671,667
	Career Design Center Co. Ltd.	1,300	14,923
#	Careerlink Co. Ltd.	4,300	68,172
	Carlit Holdings Co. Ltd.	14,100	102,600
#	Carta Holdings, Inc.	4,800	53,698
	Casio Computer Co. Ltd.	21,500	179,122
#*	CAVE Interactive Co. Ltd.	1,700	16,152
	Cawachi Ltd.	11,800	212,950
	CDS Co. Ltd.	2,600	29,425
#	CellSource Co. Ltd.	2,200	21,691
#	Celsys, Inc.	16,443	86,509
	Central Automotive Products Ltd.	10,600	388,014
	Central Glass Co. Ltd.	34,000	603,780
	Central Security Patrols Co. Ltd.	7,500	127,320
	Central Sports Co. Ltd.	4,500	69,754
#	Change Holdings, Inc.	29,800	223,125
	Charm Care Corp. KK	11,100	105,417
	Chiba Bank Ltd.	158,500	1,338,859
	Chiba Kogyo Bank Ltd.	35,000	240,584
#	Chikaranomoto Holdings Co. Ltd.	3,900	41,845
	Chilled & Frozen Logistics Holdings Co. Ltd.	12,200	257,543
#	Chino Corp.	5,900	106,067
	Chiyoda Co. Ltd.	16,282	90,887
*	Chiyoda Corp.	16,100	44,395
	Chiyoda Integre Co. Ltd.	10,500	185,605
	Chofu Seisakusho Co. Ltd.	15,855	229,214

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chori Co. Ltd.	9,300	$207,510
	Chubu Shiryo Co. Ltd.	20,800	159,028
	Chubu Steel Plate Co. Ltd.	13,200	193,893
	Chudenko Corp.	23,700	478,206
	Chuetsu Pulp & Paper Co. Ltd.	4,389	47,304
	Chugai Ro Co. Ltd.	4,000	84,827
	Chugin Financial Group, Inc.	97,500	821,068
	Chugoku Electric Power Co., Inc.	21,600	148,288
#	Chugoku Marine Paints Ltd.	39,000	510,406
	Chuo Spring Co. Ltd.	17,100	116,629
	Chuo Warehouse Co. Ltd.	6,000	42,937
	CI Takiron Corp.	39,200	162,445
	Citizen Watch Co. Ltd.	158,100	1,050,256
	CKD Corp.	32,100	599,917
	CK-San-Etsu Co. Ltd.	4,900	123,015
	Cleanup Corp.	16,600	79,087
	CMK Corp.	48,800	186,468
	Coca-Cola Bottlers Japan Holdings, Inc.	73,185	1,024,629
	COLOPL, Inc.	43,200	166,963
#	Colowide Co. Ltd.	26,300	358,305
	Computer Engineering & Consulting Ltd.	10,300	118,550
#	Computer Institute of Japan Ltd.	31,320	91,378
	COMSYS Holdings Corp.	34,959	818,304
	Comture Corp.	10,500	128,590
	Concordia Financial Group Ltd.	314,038	1,692,079
	Copro-Holdings Co. Ltd.	2,800	27,928
*	Core Concept Technologies, Inc.	700	10,148
	Core Corp.	900	11,051
	Corona Corp.	10,600	64,608
	Cosel Co. Ltd.	19,363	180,487
	Cosmo Energy Holdings Co. Ltd.	82,200	3,929,610
	Cosmos Initia Co. Ltd.	5,900	32,284
	Cosmos Pharmaceutical Corp.	3,800	349,577
	Cota Co. Ltd.	9,818	87,991
	CRE, Inc.	12,700	114,977
	Create Restaurants Holdings, Inc.	59,800	412,111
	Create SD Holdings Co. Ltd.	13,500	291,752
	Credit Saison Co. Ltd.	113,500	2,095,114
	Creek & River Co. Ltd.	7,800	81,884
	Cresco Ltd.	9,900	125,746
	CTI Engineering Co. Ltd.	13,000	395,196
	CTS Co. Ltd.	17,700	82,936
	Cube System, Inc.	5,200	36,453
	Curves Holdings Co. Ltd.	27,500	129,158
*	Cyber Security Cloud, Inc.	1,500	25,393
	CyberAgent, Inc.	37,770	235,328
#*	CYBERDYNE, Inc.	61,800	79,243
	Cybozu, Inc.	13,800	139,680
	Dai Nippon Printing Co. Ltd.	17,500	509,707
	Dai Nippon Toryo Co. Ltd.	16,150	121,774
	Daicel Corp.	210,200	1,952,357
	Dai-Dan Co. Ltd.	23,800	421,755
	Daido Metal Co. Ltd.	41,306	162,324
	Daido Steel Co. Ltd.	124,500	1,372,800
	Daifuku Co. Ltd.	22,800	467,031
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	153,416
	Daihen Corp.	3,200	194,520
#	Daiho Corp.	10,300	215,752
	Dai-Ichi Cutter Kogyo KK	5,900	56,932

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co. Ltd.	26,700	$350,552
	Daiichi Kensetsu Corp.	1,000	11,301
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,730	76,590
	Dai-ichi Life Holdings, Inc.	79,100	1,832,038
	Daiichi Sankyo Co. Ltd.	4,500	151,460
	Daiichikosho Co. Ltd.	17,300	201,932
	Daiken Medical Co. Ltd.	14,800	51,713
	Daiki Aluminium Industry Co. Ltd.	30,400	256,591
	Daikin Industries Ltd.	2,100	286,632
#	Daikoku Denki Co. Ltd.	7,900	180,959
	Daikokutenbussan Co. Ltd.	3,600	184,070
	Daikyonishikawa Corp.	34,600	158,860
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,009	182,643
#	Daio Paper Corp.	76,300	546,271
	Daiseki Co. Ltd.	16,900	321,184
	Daishi Hokuetsu Financial Group, Inc.	33,600	963,055
	Daishinku Corp.	32,000	171,542
	Daisue Construction Co. Ltd.	7,600	77,583
	Daito Pharmaceutical Co. Ltd.	12,879	205,626
	Daito Trust Construction Co. Ltd.	6,700	718,202
	Daitron Co. Ltd.	10,400	222,070
	Daiwa House Industry Co. Ltd.	45,400	1,277,506
	Daiwa Industries Ltd.	30,600	310,896
	Daiwa Securities Group, Inc.	332,147	2,440,968
	Daiwabo Holdings Co. Ltd.	64,800	1,125,580
	DCM Holdings Co. Ltd.	95,290	882,224
#*	DD GROUP Co. Ltd.	2,600	20,930
	Dear Life Co. Ltd.	24,400	158,623
*	DeNA Co. Ltd.	65,600	661,650
	Denka Co. Ltd.	66,000	977,956
	Densan System Holdings Co. Ltd.	7,800	137,207
	Denso Corp.	68,400	1,165,749
	Dentsu Group, Inc.	15,300	413,913
	Dentsu Soken, Inc.	8,300	274,963
	Denyo Co. Ltd.	14,300	214,957
	Dexerials Corp.	31,000	1,161,156
	DIC Corp.	52,669	984,361
	Digital Arts, Inc.	6,600	176,995
	Digital Hearts Holdings Co. Ltd.	8,800	53,583
	Digital Holdings, Inc.	10,900	75,244
	Digital Information Technologies Corp.	6,700	73,933
	Dip Corp.	16,400	277,163
	Disco Corp.	2,400	683,630
	DKK Co. Ltd.	7,500	99,905
	DKS Co. Ltd.	7,153	148,339
	DMG Mori Co. Ltd.	70,500	1,884,643
	Doshisha Co. Ltd.	14,300	197,105
	Double Standard, Inc.	2,600	29,308
	Doutor Nichires Holdings Co. Ltd.	24,900	333,448
	Dowa Holdings Co. Ltd.	41,400	1,550,306
#*	Drecom Co. Ltd.	9,700	65,355
	DTS Corp.	20,600	561,982
	Duskin Co. Ltd.	23,187	482,009
	DyDo Group Holdings, Inc.	15,600	270,015
	Eagle Industry Co. Ltd.	21,001	243,598
	EAT & Holdings Co. Ltd.	4,800	60,432
	Ebara Corp.	26,600	2,192,745
	Ebara Foods Industry, Inc.	5,100	92,723
	Ebara Jitsugyo Co. Ltd.	9,200	196,918

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ebase Co. Ltd.	9,700	$41,499
	Eco’s Co. Ltd.	8,100	120,456
#	EDION Corp.	79,600	822,332
	eGuarantee, Inc.	15,100	165,035
#	Ehime Bank Ltd.	23,529	175,456
	Eiken Chemical Co. Ltd.	6,258	79,581
	Eisai Co. Ltd.	2,800	114,993
	Eizo Corp.	13,600	436,992
	EJ Holdings, Inc.	9,400	110,450
	Elan Corp.	17,500	100,460
	Elecom Co. Ltd.	22,000	208,198
	Electric Power Development Co. Ltd.	9,600	163,075
	Elematec Corp.	17,148	209,277
	EM Systems Co. Ltd.	15,300	64,261
	en Japan, Inc.	8,392	139,517
	Endo Lighting Corp.	10,000	90,487
	ENEOS Holdings, Inc.	1,351,570	6,244,539
	Enomoto Co. Ltd.	5,700	57,289
#	Enplas Corp.	9,700	525,438
	Envipro Holdings, Inc.	10,600	34,982
#*	eRex Co. Ltd.	8,000	41,947
	ERI Holdings Co. Ltd.	3,400	48,605
#	ES-Con Japan Ltd.	30,100	198,227
	Eslead Corp.	8,300	178,833
	ESPEC Corp.	13,900	259,673
	Exedy Corp.	26,864	491,845
	EXEO Group, Inc.	115,708	1,261,129
	Ezaki Glico Co. Ltd.	28,600	738,337
	F&M Co. Ltd.	3,700	50,987
	FALCO HOLDINGS Co. Ltd.	7,700	108,576
	Fancl Corp.	18,509	216,178
	FANUC Corp.	17,000	503,528
	FCC Co. Ltd.	33,055	470,334
	Feed One Co. Ltd.	22,568	147,243
	Ferrotec Holdings Corp.	41,500	787,942
	FFRI Security, Inc.	900	11,448
#	Fibergate, Inc.	5,700	40,280
	FIDEA Holdings Co. Ltd.	19,320	187,530
	Financial Partners Group Co. Ltd.	27,500	385,382
	FINDEX, Inc.	6,400	41,582
*	Fintech Global, Inc.	118,000	64,451
	First Bank of Toyama Ltd.	39,200	230,900
#	Fixstars Corp.	13,800	172,128
	FJ Next Holdings Co. Ltd.	18,500	159,911
	Focus Systems Corp.	5,600	43,249
	Food & Life Cos. Ltd.	43,800	827,856
#	Forum Engineering, Inc.	14,200	84,751
	Foster Electric Co. Ltd.	18,240	144,516
	FP Corp.	24,703	397,481
#	France Bed Holdings Co. Ltd.	24,800	189,946
#	Freebit Co. Ltd.	8,100	73,720
#	F-Tech, Inc.	12,100	55,456
	FTGroup Co. Ltd.	6,300	49,312
	Fudo Tetra Corp.	11,376	168,544
#	Fuji Co. Ltd.	28,200	343,851
#	Fuji Corp.	69,200	1,107,192
	Fuji Corp. Ltd.	19,399	91,530
	Fuji Electric Co. Ltd.	20,300	1,262,739
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	56,161

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Fuji Kosan Co. Ltd.	3,300	$37,556
	Fuji Kyuko Co. Ltd.	9,400	200,692
	Fuji Media Holdings, Inc.	27,400	325,660
	Fuji Nihon Seito Corp.	3,400	21,000
	Fuji Oil Co. Ltd.	40,100	121,985
	Fuji Oil Holdings, Inc.	40,138	590,752
#	Fuji Pharma Co. Ltd.	13,500	136,031
	Fuji Seal International, Inc.	30,172	387,692
	Fuji Soft, Inc.	15,800	618,314
	Fujibo Holdings, Inc.	8,200	216,754
	Fujicco Co. Ltd.	17,485	210,518
	FUJIFILM Holdings Corp.	45,000	957,261
	Fujikura Composites, Inc.	18,600	172,724
	Fujikura Kasei Co. Ltd.	18,200	53,821
	Fujikura Ltd.	170,600	2,931,644
	Fujimi, Inc.	16,800	364,387
	Fujimori Kogyo Co. Ltd.	13,200	357,184
#*	Fujio Food Group, Inc.	4,500	41,133
	Fujishoji Co. Ltd.	2,300	18,355
*	Fujita Kanko, Inc.	1,000	42,078
#	Fujitsu General Ltd.	13,400	172,851
	Fujitsu Ltd.	72,100	1,113,811
	Fujiya Co. Ltd.	7,400	116,401
	FuKoKu Co. Ltd.	9,000	107,041
	Fukuda Corp.	4,600	159,793
	Fukuda Denshi Co. Ltd.	13,000	539,058
	Fukui Bank Ltd.	13,900	167,400
	Fukui Computer Holdings, Inc.	9,200	143,361
	Fukuoka Financial Group, Inc.	55,108	1,463,807
	Fukushima Galilei Co. Ltd.	7,300	291,888
	Fukuyama Transporting Co. Ltd.	18,261	441,239
	FULLCAST Holdings Co. Ltd.	12,900	123,654
	Fumakilla Ltd.	1,300	9,692
	Funai Soken Holdings, Inc.	18,760	283,823
	Furukawa Battery Co. Ltd.	12,700	84,133
	Furukawa Co. Ltd.	33,700	427,189
	Furukawa Electric Co. Ltd.	58,900	1,261,100
	Furuno Electric Co. Ltd.	24,800	329,567
	Furuya Metal Co. Ltd.	2,100	146,887
	Furyu Corp.	15,200	115,801
	Fuso Chemical Co. Ltd.	13,400	344,156
	Fuso Pharmaceutical Industries Ltd.	5,100	72,311
	Futaba Corp.	23,400	68,802
	Futaba Industrial Co. Ltd.	55,500	325,478
	Future Corp.	23,400	236,068
	Fuyo General Lease Co. Ltd.	23,500	2,015,350
	G-7 Holdings, Inc.	18,000	159,189
*	GA Technologies Co. Ltd.	6,700	56,297
	Gakken Holdings Co. Ltd.	27,400	159,251
	Gakkyusha Co. Ltd.	3,300	45,517
	Gakujo Co. Ltd.	7,000	77,254
#	Gamecard-Joyco Holdings, Inc.	4,300	62,221
	Gecoss Corp.	8,859	57,910
	Genki Sushi Co. Ltd.	9,800	184,069
	Genky DrugStores Co. Ltd.	8,400	307,916
	Geo Holdings Corp.	39,700	499,307
#	Gift Holdings, Inc.	5,000	94,762
#*	giftee, Inc.	4,300	32,087
	Giken Ltd.	6,600	81,928

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	GL Sciences, Inc.	7,000	$124,482
	Global Link Management KK	1,100	18,957
	GLOBERIDE, Inc.	17,400	221,467
	Glory Ltd.	38,273	689,613
#	GMO Financial Gate, Inc.	1,900	84,535
#	GMO Financial Holdings, Inc.	31,200	149,235
	GMO GlobalSign Holdings KK	3,300	56,174
	GMO internet group, Inc.	23,200	380,924
	GMO Payment Gateway, Inc.	5,600	256,150
*	GNI Group Ltd.	19,600	307,531
	Godo Steel Ltd.	10,300	345,308
	Goldcrest Co. Ltd.	13,890	223,896
	Goldwin, Inc.	3,400	206,232
	Grandy House Corp.	13,500	51,895
	Gree, Inc.	51,000	150,579
	Greens Co. Ltd.	2,400	33,866
	gremz, Inc.	3,700	49,801
	GS Yuasa Corp.	56,200	1,060,350
	GSI Creos Corp.	9,200	131,178
	G-Tekt Corp.	21,032	286,953
	Gun-Ei Chemical Industry Co. Ltd.	4,100	91,062
	GungHo Online Entertainment, Inc.	24,470	359,746
	Gunma Bank Ltd.	315,400	1,919,574
	Gunze Ltd.	13,804	467,877
	H.U. Group Holdings, Inc.	36,800	559,402
	H2O Retailing Corp.	86,799	980,769
	Hachijuni Bank Ltd.	287,350	1,916,892
#	Hagihara Industries, Inc.	11,195	110,617
	Hagiwara Electric Holdings Co. Ltd.	6,900	189,656
	Hakudo Co. Ltd.	4,700	84,197
	Hakuhodo DY Holdings, Inc.	81,400	757,125
	Hakuto Co. Ltd.	5,200	179,565
	Halows Co. Ltd.	8,300	243,325
	Hamakyorex Co. Ltd.	15,200	374,729
	Hamamatsu Photonics KK	8,000	293,133
	Hamee Corp.	3,500	25,783
	Handsman Co. Ltd.	4,200	25,383
	Hankyu Hanshin Holdings, Inc.	16,852	441,830
	Hanwa Co. Ltd.	34,400	1,323,588
	Happinet Corp.	19,600	379,617
	Hard Off Corp. Co. Ltd.	8,200	90,187
	Harima Chemicals Group, Inc.	12,200	69,185
	Harmonic Drive Systems, Inc.	5,200	129,869
	Haseko Corp.	151,200	1,826,686
	Hashimoto Sogyo Holdings Co. Ltd.	5,200	44,200
	Hazama Ando Corp.	100,150	746,724
	Heiwa Corp.	50,300	630,108
	Heiwa Real Estate Co. Ltd.	15,500	428,514
	Heiwado Co. Ltd.	24,167	372,653
#	Helios Techno Holding Co. Ltd.	19,300	58,407
*	Hennge KK	5,200	33,680
	Hibiya Engineering Ltd.	15,200	286,172
	Hiday Hidaka Corp.	2,900	51,547
	Hikari Tsushin, Inc.	2,100	341,296
	HI-LEX Corp.	18,100	177,309
	Himacs Ltd.	1,300	11,413
*	Hino Motors Ltd.	259,788	758,365
#	Hioki EE Corp.	7,500	299,082
	Hirakawa Hewtech Corp.	10,100	86,653

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirano Tecseed Co. Ltd.	9,100	$114,348
#	Hirata Corp.	4,600	205,797
	Hirogin Holdings, Inc.	227,900	1,640,052
	Hirose Electric Co. Ltd.	1,900	201,677
*	Hirose Tusyo, Inc.	1,000	21,030
	Hiroshima Gas Co. Ltd.	16,700	40,615
	Hisaka Works Ltd.	19,000	129,728
	Hisamitsu Pharmaceutical Co., Inc.	5,800	140,717
	Hitachi Construction Machinery Co. Ltd.	15,300	437,003
	Hitachi Ltd.	43,100	3,976,435
	Hitachi Zosen Corp.	190,240	1,472,436
	Hito Communications Holdings, Inc.	2,100	13,358
	Hochiki Corp.	11,400	175,169
	Hodogaya Chemical Co. Ltd.	5,225	154,047
	Hogy Medical Co. Ltd.	14,900	352,121
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	62,403
	Hokkaido Electric Power Co., Inc.	34,300	243,726
	Hokkaido Gas Co. Ltd.	3,800	74,115
	Hokkan Holdings Ltd.	8,000	91,644
#	Hokko Chemical Industry Co. Ltd.	17,500	173,517
	Hokkoku Financial Holdings, Inc.	17,300	555,352
#	Hokuetsu Corp.	109,000	919,286
	Hokuetsu Industries Co. Ltd.	18,500	236,979
#	Hokuhoku Financial Group, Inc.	156,437	1,919,004
	Hokuriku Electric Industry Co. Ltd.	6,200	53,406
#	Hokuriku Electric Power Co.	35,700	208,857
#	Hokuriku Electrical Construction Co. Ltd.	11,499	87,011
	Hokuto Corp.	8,200	95,080
#	Honda Motor Co. Ltd., Sponsored ADR	29,040	987,070
	Honda Motor Co. Ltd.	385,305	4,383,837
	H-One Co. Ltd.	27,400	120,304
	Honeys Holdings Co. Ltd.	15,970	171,988
	Hoosiers Holdings Co. Ltd.	29,600	204,681
	Horiba Ltd.	23,200	2,250,843
	Hoshizaki Corp.	2,600	89,593
	Hosiden Corp.	51,400	641,812
	Hosokawa Micron Corp.	13,300	371,748
	Hotland Co. Ltd.	4,600	63,072
	House Foods Group, Inc.	19,500	384,205
#	Howa Machinery Ltd.	9,000	45,208
	HS Holdings Co. Ltd.	14,000	85,337
	Hulic Co. Ltd.	53,467	492,680
	Hurxley Corp.	8,900	50,301
	Hyakugo Bank Ltd.	184,367	758,225
	Hyakujushi Bank Ltd.	12,401	227,187
#	I K K Holdings, Inc.	2,000	9,870
	Ibiden Co. Ltd.	24,800	942,734
#	IBJ, Inc.	14,100	48,541
	Ichigo, Inc.	9,200	24,782
	Ichiken Co. Ltd.	5,200	79,016
	Ichikoh Industries Ltd.	36,800	124,546
	Ichinen Holdings Co. Ltd.	16,400	180,155
	Ichiyoshi Securities Co. Ltd.	23,600	122,358
	Icom, Inc.	10,300	208,438
	ID Holdings Corp.	4,200	38,829
	Idec Corp.	27,000	476,581
	Idemitsu Kosan Co. Ltd.	529,835	3,589,694
	IDOM, Inc.	52,300	463,795
#	IG Port, Inc.	700	18,478

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	IHI Corp.	42,100	$1,008,049
	Iida Group Holdings Co. Ltd.	33,665	429,764
	Iino Kaiun Kaisha Ltd.	95,700	769,251
	I’ll, Inc.	3,700	63,262
	Imagica Group, Inc.	19,800	75,924
#	Imasen Electric Industrial.	14,300	57,470
	i-mobile Co. Ltd.	21,100	52,707
	Imuraya Group Co. Ltd.	6,800	105,655
	Inaba Denki Sangyo Co. Ltd.	27,300	636,924
	Inaba Seisakusho Co. Ltd.	8,500	96,906
	Inabata & Co. Ltd.	48,600	990,708
#	I-NE Co. Ltd.	5,800	65,418
	Ines Corp.	18,500	185,948
	I-Net Corp.	10,100	129,832
	Infocom Corp.	11,500	196,783
	INFRONEER Holdings, Inc.	193,468	1,713,290
	Innotech Corp.	12,900	150,597
	Inpex Corp.	294,500	4,411,550
	Insource Co. Ltd.	24,000	116,611
	Intage Holdings, Inc.	7,300	67,735
	Integrated Design & Engineering Holdings Co. Ltd.	13,500	400,528
	Intelligent Wave, Inc.	2,400	17,308
	Inter Action Corp.	10,100	98,855
	Internet Initiative Japan, Inc.	22,400	378,985
#	Inui Global Logistics Co. Ltd.	7,500	52,350
	I-PEX, Inc.	9,600	107,912
#	IPS, Inc.	4,000	58,631
#	IR Japan Holdings Ltd.	4,400	33,283
	Iriso Electronics Co. Ltd.	15,723	307,459
#	I’rom Group Co. Ltd.	6,200	70,900
	ISB Corp.	6,700	54,592
#	Ise Chemicals Corp.	1,600	188,349
	Iseki & Co. Ltd.	15,008	97,980
	Isetan Mitsukoshi Holdings Ltd.	76,500	1,074,455
	Ishihara Chemical Co. Ltd.	10,500	118,097
	Ishihara Sangyo Kaisha Ltd.	30,800	356,797
#	Ishii Iron Works Co. Ltd.	1,900	33,081
	Ishizuka Glass Co. Ltd.	2,300	39,514
*	Istyle, Inc.	24,400	81,549
	Isuzu Motors Ltd.	261,100	3,308,881
	Itfor, Inc.	19,000	164,651
#	ITmedia, Inc.	9,300	106,848
#	Ito En Ltd.	9,481	230,059
#	ITOCHU Corp.	68,400	3,085,848
	Itochu Enex Co. Ltd.	66,100	639,782
	Itochu-Shokuhin Co. Ltd.	5,200	245,922
	Itoham Yonekyu Holdings, Inc.	23,485	612,862
	Itoki Corp.	29,353	350,657
	IwaiCosmo Holdings, Inc.	17,200	252,542
	Iwaki Co. Ltd.	9,600	154,828
	Iwatani Corp.	29,900	1,697,796
	Iwatsuka Confectionery Co. Ltd.	2,800	46,230
	Iyogin Holdings, Inc.	200,682	1,531,567
	Izumi Co. Ltd.	28,900	671,419
	J Front Retailing Co. Ltd.	92,969	809,652
	J Trust Co. Ltd.	68,200	194,069
	JAC Recruitment Co. Ltd.	48,800	235,152
	Jaccs Co. Ltd.	23,600	848,111
*	Jade Group, Inc.	6,300	61,137

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JAFCO Group Co. Ltd.	67,200	$758,393
	JANOME Corp.	15,300	64,740
	Japan Airlines Co. Ltd.	9,000	159,469
	Japan Airport Terminal Co. Ltd.	1,400	49,475
	Japan Aviation Electronics Industry Ltd.	47,200	758,274
	Japan Business Systems, Inc.	6,300	50,549
	Japan Cash Machine Co. Ltd.	13,800	118,350
#*	Japan Communications, Inc.	77,800	97,623
	Japan Electronic Materials Corp.	11,200	181,810
	Japan Elevator Service Holdings Co. Ltd.	28,600	444,461
	Japan Engine Corp.	600	37,704
	Japan Exchange Group, Inc.	48,600	1,138,237
*	Japan Hospice Holdings, Inc.	2,500	22,517
	Japan Investment Adviser Co. Ltd.	7,000	48,127
	Japan Lifeline Co. Ltd.	43,600	320,011
	Japan Material Co. Ltd.	27,000	380,916
	Japan Medical Dynamic Marketing, Inc.	18,700	79,821
	Japan Petroleum Exploration Co. Ltd.	6,900	291,064
	Japan Post Holdings Co. Ltd.	150,800	1,448,177
	Japan Post Insurance Co. Ltd.	26,800	503,145
	Japan Property Management Center Co. Ltd.	10,700	89,723
	Japan Pulp & Paper Co. Ltd.	9,760	339,081
	Japan Pure Chemical Co. Ltd.	1,100	22,310
	Japan Securities Finance Co. Ltd.	94,200	954,985
	Japan Steel Works Ltd.	29,300	711,223
	Japan System Techniques Co. Ltd.	6,800	72,341
	Japan Tobacco, Inc.	56,200	1,511,871
	Japan Transcity Corp.	33,400	153,697
	Japan Wool Textile Co. Ltd.	46,500	401,430
	Jastec Co. Ltd.	6,100	74,878
	JBCC Holdings, Inc.	15,100	319,324
	JCR Pharmaceuticals Co. Ltd.	33,400	171,693
	JCU Corp.	16,700	398,705
#	JDC Corp.	33,800	110,588
	Jeol Ltd.	23,200	919,169
	JFE Holdings, Inc.	187,460	2,797,974
	JFE Systems, Inc.	1,500	35,121
	JGC Holdings Corp.	66,400	640,041
	Jichodo Co. Ltd.	700	60,024
#*	JIG-SAW, Inc.	2,300	57,268
	JINS Holdings, Inc.	6,400	134,457
	JINUSHI Co. Ltd.	10,000	161,745
	JK Holdings Co. Ltd.	14,300	96,953
	J-Lease Co. Ltd.	4,200	33,307
	JM Holdings Co. Ltd.	11,600	194,463
	JMS Co. Ltd.	20,300	68,551
#*	Joban Kosan Co. Ltd.	1,000	7,657
	J-Oil Mills, Inc.	17,582	220,406
	Joshin Denki Co. Ltd.	14,601	235,530
	Joyful Honda Co. Ltd.	29,300	416,707
	JP-Holdings, Inc.	44,900	129,024
	JSB Co. Ltd.	4,400	81,598
#	JSP Corp.	12,401	182,955
	JTEKT Corp.	127,500	986,951
#	Juki Corp.	26,000	88,565
	Juroku Financial Group, Inc.	23,200	696,811
	Justsystems Corp.	16,900	294,374
	JVCKenwood Corp.	146,001	742,187
#	K&O Energy Group, Inc.	11,358	245,045

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kadokawa Corp.	11,353	$207,509
	Kadoya Sesame Mills, Inc.	1,700	39,345
	Kaga Electronics Co. Ltd.	18,700	736,664
	Kagome Co. Ltd.	13,100	334,874
	Kajima Corp.	79,622	1,525,316
	Kakaku.com, Inc.	19,900	228,901
	Kaken Pharmaceutical Co. Ltd.	13,200	286,929
#	Kakiyasu Honten Co. Ltd.	7,700	134,036
#	Kamakura Shinsho Ltd.	9,000	30,377
	Kameda Seika Co. Ltd.	1,800	47,398
	Kamei Corp.	18,600	239,513
	Kamigumi Co. Ltd.	58,700	1,267,661
	Kanaden Corp.	14,900	147,069
	Kanagawa Chuo Kotsu Co. Ltd.	5,700	110,892
	Kanamic Network Co. Ltd.	11,800	38,667
#	Kanamoto Co. Ltd.	24,575	413,327
	Kandenko Co. Ltd.	96,400	1,075,313
	Kaneka Corp.	40,200	1,041,261
	Kaneko Seeds Co. Ltd.	9,600	86,982
	Kanematsu Corp.	80,300	1,305,663
	Kanemi Co. Ltd.	1,400	28,299
	Kanro, Inc.	4,000	57,390
	Kansai Food Market Ltd.	6,800	84,292
	Kansai Paint Co. Ltd.	21,300	277,287
	Kanto Denka Kogyo Co. Ltd.	36,605	249,799
	Kao Corp.	4,500	185,635
*	Kaonavi, Inc.	2,700	24,779
*	Kappa Create Co. Ltd.	1,100	11,234
	Katakura Industries Co. Ltd.	16,300	199,348
	Katitas Co. Ltd.	21,623	260,511
	Kato Sangyo Co. Ltd.	19,900	577,099
	Kato Works Co. Ltd.	8,400	73,697
	Kawada Technologies, Inc.	11,400	217,023
	Kawai Musical Instruments Manufacturing Co. Ltd.	4,692	111,331
	Kawasaki Heavy Industries Ltd.	80,900	2,504,506
	Kawasaki Kisen Kaisha Ltd.	52,791	743,819
	KDDI Corp.	81,100	2,250,426
#	KeePer Technical Laboratory Co. Ltd.	8,300	236,021
	Keihan Holdings Co. Ltd.	16,300	340,909
	Keihanshin Building Co. Ltd.	9,500	95,231
	Keikyu Corp.	17,800	141,500
	Keisei Electric Railway Co. Ltd.	1,558	58,040
#	KEIWA, Inc.	5,200	36,352
	Keiyo Bank Ltd.	104,100	511,820
	KEL Corp.	4,100	47,925
	Kenko Mayonnaise Co. Ltd.	10,696	152,900
	Kewpie Corp.	31,877	643,091
	KeyHolder, Inc.	1,700	10,310
	KFC Holdings Japan Ltd.	13,300	431,368
	KH Neochem Co. Ltd.	28,900	443,752
	Kibun Foods, Inc.	12,000	87,993
	Kikkoman Corp.	39,500	470,659
	Kimura Chemical Plants Co. Ltd.	18,500	89,618
#	Kimura Unity Co. Ltd.	5,600	65,110
	Kinden Corp.	67,600	1,289,884
	King Jim Co. Ltd.	3,300	18,615
	Kinki Sharyo Co. Ltd.	3,400	49,720
	Kintetsu Department Store Co. Ltd.	6,000	83,187
	Kirin Holdings Co. Ltd.	26,280	383,625

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kissei Pharmaceutical Co. Ltd.	26,200	$600,344
	Ki-Star Real Estate Co. Ltd.	9,900	239,996
	Kitagawa Corp.	6,700	65,335
	Kita-Nippon Bank Ltd.	6,400	101,521
	Kitano Construction Corp.	3,200	69,471
	Kitz Corp.	70,000	595,823
	Kiyo Bank Ltd.	85,933	987,180
#*	KLab, Inc.	30,200	46,545
#*	KNT-CT Holdings Co. Ltd.	10,052	80,534
	Koa Corp.	28,900	298,071
	Koa Shoji Holdings Co. Ltd.	7,200	38,504
	Koatsu Gas Kogyo Co. Ltd.	25,300	138,810
	Kobayashi Pharmaceutical Co. Ltd.	4,900	173,705
	Kobe Bussan Co. Ltd.	16,800	362,834
#	Kobe Electric Railway Co. Ltd.	1,600	27,856
	Kobe Steel Ltd.	272,680	3,328,206
	Koei Tecmo Holdings Co. Ltd.	2,200	20,463
	Kohnan Shoji Co. Ltd.	33,000	931,934
#	Kohoku Kogyo Co. Ltd.	4,500	58,136
	Kohsoku Corp.	9,200	127,657
	Koito Manufacturing Co. Ltd.	14,200	191,000
	Kojima Co. Ltd.	36,100	186,234
	Kokuyo Co. Ltd.	54,800	936,212
	Komatsu Ltd.	49,600	1,480,865
	Komatsu Matere Co. Ltd.	24,100	115,547
	Komatsu Wall Industry Co. Ltd.	6,800	137,527
	KOMEDA Holdings Co. Ltd.	27,500	451,379
#	Komehyo Holdings Co. Ltd.	7,000	164,950
	Komeri Co. Ltd.	28,727	696,516
	Komori Corp.	27,711	216,460
#	Konaka Co. Ltd.	16,900	42,083
	Konami Group Corp.	14,800	892,992
	Kondotec, Inc.	16,300	131,987
	Konica Minolta, Inc.	382,390	1,271,498
	Konishi Co. Ltd.	51,400	436,513
	Konoike Transport Co. Ltd.	24,700	358,106
#	Konoshima Chemical Co. Ltd.	5,200	50,379
	Kosaido Holdings Co. Ltd.	59,500	274,633
	Kose Corp.	600	30,938
	Koshidaka Holdings Co. Ltd.	17,200	94,096
	Kotobuki Spirits Co. Ltd.	22,000	226,524
	Kozo Keikaku Engineering, Inc.	3,200	80,693
	KPP Group Holdings Co. Ltd.	42,100	198,037
#	Krosaki Harima Corp.	22,400	484,204
	KRS Corp.	10,500	77,809
	K’s Holdings Corp.	92,020	883,321
	KU Holdings Co. Ltd.	11,200	81,942
	Kubota Corp.	34,200	548,559
	Kumagai Gumi Co. Ltd.	27,832	733,740
#	Kumiai Chemical Industry Co. Ltd.	57,874	294,972
	Kurabo Industries Ltd.	11,400	268,256
	Kuraray Co. Ltd.	228,500	2,531,578
	Kureha Corp.	39,300	700,612
	Kurimoto Ltd.	8,300	220,805
	Kurita Water Industries Ltd.	17,400	689,111
	Kuriyama Holdings Corp.	9,500	83,782
	Kushikatsu Tanaka Holdings Co.	1,500	16,052
	Kusuri No. Aoki Holdings Co. Ltd.	24,900	464,245
	KYB Corp.	15,100	515,497

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyocera Corp.	93,940	$1,145,001
	Kyodo Printing Co. Ltd.	5,600	116,531
	Kyoei Steel Ltd.	18,700	266,218
	Kyokuto Boeki Kaisha Ltd.	9,200	113,259
	Kyokuto Kaihatsu Kogyo Co. Ltd.	29,800	486,022
#	Kyokuto Securities Co. Ltd.	13,401	133,737
	Kyokuyo Co. Ltd.	7,900	180,678
	Kyorin Pharmaceutical Co. Ltd.	35,800	417,155
#	Kyoritsu Maintenance Co. Ltd.	29,400	626,974
	Kyosan Electric Manufacturing Co. Ltd.	35,700	115,965
	Kyoto Financial Group, Inc.	128,800	2,292,532
	Kyowa Kirin Co. Ltd.	10,500	176,335
	Kyowa Leather Cloth Co. Ltd.	5,100	25,275
	Kyudenko Corp.	33,100	1,373,778
	Kyushu Electric Power Co., Inc.	30,800	285,728
	Kyushu Financial Group, Inc.	282,080	1,887,411
#	Kyushu Leasing Service Co. Ltd.	1,900	15,442
	Kyushu Railway Co.	9,600	206,553
	LA Holdings Co. Ltd.	2,600	78,089
#	LAC Co. Ltd.	10,100	51,835
	Lacto Japan Co. Ltd.	8,000	132,108
	Lasertec Corp.	3,600	776,539
	LEC, Inc.	20,400	142,814
	Leopalace21 Corp.	105,700	349,834
	Life Corp.	18,000	449,663
	Lifedrink Co., Inc.	400	12,674
#*	LIFENET INSURANCE Co.	42,400	374,383
#	LIFULL Co. Ltd.	54,700	57,252
	LIKE, Inc.	8,500	92,158
	Link & Motivation, Inc.	20,000	63,373
	Lintec Corp.	34,900	695,765
	Lion Corp.	39,000	349,751
	LITALICO, Inc.	9,600	111,013
	Lixil Corp.	165,000	1,772,219
	Loadstar Capital KK	2,700	58,084
	Look Holdings, Inc.	5,800	109,854
	LY Corp.	156,500	376,012
	M&A Capital Partners Co. Ltd.	13,400	180,906
	M3, Inc.	10,600	112,129
	Mabuchi Motor Co. Ltd.	51,400	796,077
	Macnica Holdings, Inc.	26,650	1,175,080
	Macromill, Inc.	35,693	166,408
	Maeda Kosen Co. Ltd.	12,900	282,315
	Maezawa Industries, Inc.	16,300	131,741
	Maezawa Kasei Industries Co. Ltd.	11,300	123,054
	Maezawa Kyuso Industries Co. Ltd.	16,800	136,684
	Makino Milling Machine Co. Ltd.	19,789	793,790
	Makita Corp., Sponsored ADR	3,976	114,867
	Makita Corp.	9,443	273,383
	Mammy Mart Corp.	1,200	40,095
#	Management Solutions Co. Ltd.	4,900	52,907
	Mandom Corp.	33,907	279,745
	Mani, Inc.	21,800	252,554
	MarkLines Co. Ltd.	5,700	107,587
	Mars Group Holdings Corp.	7,380	151,136
	Marubeni Corp.	99,200	1,767,382
	Marubun Corp.	17,900	164,729
	Maruchiyo Yamaokaya Corp.	2,000	46,616
	Marudai Food Co. Ltd.	16,200	166,706

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruha Nichiro Corp.	35,068	$684,019
	Marui Group Co. Ltd.	31,300	478,072
	Maruichi Steel Tube Ltd.	33,000	849,699
	MARUKA FURUSATO Corp.	15,269	234,384
#	Marumae Co. Ltd.	1,900	23,040
#	Marusan Securities Co. Ltd.	52,510	339,363
	Maruwa Co. Ltd.	6,400	1,348,658
	Maruzen Co. Ltd.	5,586	103,303
	Maruzen Showa Unyu Co. Ltd.	13,300	397,908
	Matsuda Sangyo Co. Ltd.	10,500	182,752
#	Matsui Construction Co. Ltd.	15,500	83,808
	Matsui Securities Co. Ltd.	59,900	306,599
	MatsukiyoCocokara & Co.	33,180	470,516
#	Matsuoka Corp.	2,100	19,723
	Matsuyafoods Holdings Co. Ltd.	3,100	110,031
	Max Co. Ltd.	17,300	386,044
	Maxell Ltd.	32,200	317,694
	Maxvalu Tokai Co. Ltd.	6,700	131,375
	Mazda Motor Corp.	275,100	3,113,988
	McDonald’s Holdings Co. Japan Ltd.	5,700	250,735
	MCJ Co. Ltd.	52,900	461,794
	Mebuki Financial Group, Inc.	497,023	1,758,281
	MEC Co. Ltd.	10,200	267,582
	Media Do Co. Ltd.	6,800	58,395
	Medical Data Vision Co. Ltd.	14,600	53,564
	Medical System Network Co. Ltd.	20,600	82,562
	Medikit Co. Ltd.	2,800	50,055
	Medipal Holdings Corp.	71,300	1,118,201
	Medius Holdings Co. Ltd.	13,100	64,364
*	Medley, Inc.	3,600	82,519
	MedPeer, Inc.	13,600	58,974
*	Megachips Corp.	12,900	299,083
	Megmilk Snow Brand Co. Ltd.	41,757	674,367
	Meidensha Corp.	32,100	711,301
	Meiji Electric Industries Co. Ltd.	6,100	63,278
	MEIJI Holdings Co. Ltd.	18,100	404,976
#	Meiji Shipping Group Co. Ltd.	10,600	52,282
	Meiko Electronics Co. Ltd.	21,000	685,162
	Meisei Industrial Co. Ltd.	33,800	287,315
	MEITEC Group Holdings, Inc.	38,700	721,755
	Meito Sangyo Co. Ltd.	8,200	92,092
	Meiwa Corp.	19,700	83,549
	Meiwa Estate Co. Ltd.	10,900	67,800
	Melco Holdings, Inc.	5,900	128,252
	Menicon Co. Ltd.	53,300	514,272
#*	Mercari, Inc.	8,600	99,441
	Mercuria Holdings Co. Ltd.	10,700	70,860
*	MetaReal Corp.	3,000	18,623
	METAWATER Co. Ltd.	13,400	166,694
	Micronics Japan Co. Ltd.	23,000	947,452
#	Midac Holdings Co. Ltd.	4,300	38,744
	Mie Kotsu Group Holdings, Inc.	47,700	179,251
	Mikuni Corp.	19,800	53,992
	Milbon Co. Ltd.	8,804	173,052
	MIMAKI ENGINEERING Co. Ltd.	12,300	95,887
	Mimasu Semiconductor Industry Co. Ltd.	14,900	343,678
	Minebea Mitsumi, Inc.	54,639	1,023,407
	Ministop Co. Ltd.	9,500	93,002
#	Mirai Industry Co. Ltd.	6,700	175,501

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miraial Co. Ltd.	6,700	$62,930
	Mirait One Corp.	79,310	968,375
	Mirarth Holdings, Inc.	75,700	232,114
	Miroku Jyoho Service Co. Ltd.	12,800	137,684
	MISUMI Group, Inc.	21,300	346,292
	Mitani Corp.	32,000	337,708
	Mitani Sangyo Co. Ltd.	17,700	40,776
	Mitani Sekisan Co. Ltd.	5,300	194,248
	Mito Securities Co. Ltd.	48,000	161,974
	Mitsuba Corp.	34,961	321,000
	Mitsubishi Chemical Group Corp.	682,580	3,982,081
	Mitsubishi Corp.	168,100	3,844,374
	Mitsubishi Electric Corp.	83,800	1,460,628
	Mitsubishi Estate Co. Ltd.	50,800	930,895
	Mitsubishi Gas Chemical Co., Inc.	84,990	1,503,840
	Mitsubishi HC Capital, Inc.	561,770	3,638,046
	Mitsubishi Heavy Industries Ltd.	251,000	2,244,219
	Mitsubishi Kakoki Kaisha Ltd.	5,900	145,268
	Mitsubishi Logisnext Co. Ltd.	29,000	286,016
	Mitsubishi Logistics Corp.	32,399	1,074,875
	Mitsubishi Materials Corp.	70,380	1,375,406
	Mitsubishi Motors Corp.	400,200	1,268,170
	Mitsubishi Paper Mills Ltd.	5,500	20,001
	Mitsubishi Pencil Co. Ltd.	20,450	311,954
	Mitsubishi Research Institute, Inc.	7,800	242,501
	Mitsubishi Shokuhin Co. Ltd.	15,600	553,150
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	86,285
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	11,126,829
#	Mitsuboshi Belting Ltd.	6,900	211,628
	Mitsui & Co. Ltd.	64,800	3,128,264
	Mitsui Chemicals, Inc.	111,600	3,176,458
	Mitsui DM Sugar Holdings Co. Ltd.	14,499	281,786
#	Mitsui E&S Co. Ltd.	87,000	943,137
	Mitsui Fudosan Co. Ltd.	173,400	1,764,703
	Mitsui High-Tec, Inc.	7,500	335,819
#	Mitsui Matsushima Holdings Co. Ltd.	15,400	309,741
	Mitsui Mining & Smelting Co. Ltd.	69,200	2,169,896
	Mitsui OSK Lines Ltd.	47,100	1,494,934
	Mitsui-Soko Holdings Co. Ltd.	28,300	834,760
	Mitsuuroko Group Holdings Co. Ltd.	30,400	260,286
	Miura Co. Ltd.	10,793	169,809
	MIXI, Inc.	20,700	315,920
	Miyaji Engineering Group, Inc.	11,600	293,284
	Miyazaki Bank Ltd.	14,700	285,608
	Miyoshi Oil & Fat Co. Ltd.	6,955	55,607
	Mizuho Financial Group, Inc.	219,305	4,238,970
	Mizuho Leasing Co. Ltd.	129,000	921,503
#	Mizuho Medy Co. Ltd.	3,500	73,813
	Mizuno Corp.	18,200	883,314
	Mochida Pharmaceutical Co. Ltd.	13,694	276,250
	Modec, Inc.	14,800	291,994
	Monex Group, Inc.	52,300	270,228
	Monogatari Corp.	15,300	413,379
#	MonotaRO Co. Ltd.	32,400	388,310
	Morinaga & Co. Ltd.	48,600	785,412
	Morinaga Milk Industry Co. Ltd.	63,600	1,246,267
	Moriroku Holdings Co. Ltd.	7,800	133,848
	Morita Holdings Corp.	27,900	328,447
	Morito Co. Ltd.	17,800	174,007

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Morozoff Ltd.	4,600	$121,785
	Mory Industries, Inc.	4,800	199,909
	MrMax Holdings Ltd.	23,300	96,683
	MS&AD Insurance Group Holdings, Inc.	123,846	2,226,632
	Mugen Estate Co. Ltd.	10,200	89,712
	m-up Holdings, Inc.	14,700	97,119
	Murakami Corp.	4,500	133,544
	Murata Manufacturing Co. Ltd.	57,900	1,057,958
	Musashi Seimitsu Industry Co. Ltd.	44,200	468,359
	Musashino Bank Ltd.	32,400	634,435
	Muto Seiko Co.	4,800	57,056
	Nachi-Fujikoshi Corp.	14,226	307,509
	Nafco Co. Ltd.	11,500	210,202
	Nagano Keiki Co. Ltd.	13,900	208,657
	Nagase & Co. Ltd.	100,900	1,745,604
	Nagase Brothers, Inc.	6,100	72,692
	Nagatanien Holdings Co. Ltd.	8,100	119,356
	Nagawa Co. Ltd.	400	18,681
	Nagoya Railroad Co. Ltd.	13,900	181,307
	Naigai Trans Line Ltd.	3,700	59,075
	Nakabayashi Co. Ltd.	16,400	54,317
	Nakamoto Packs Co. Ltd.	3,100	32,748
#	Nakamuraya Co. Ltd.	4,408	87,620
	Nakanishi, Inc.	19,300	296,485
	Nakayama Steel Works Ltd.	29,300	169,900
#	Namura Shipbuilding Co. Ltd.	34,900	435,155
	Nankai Electric Railway Co. Ltd.	14,600	254,222
	Nanto Bank Ltd.	22,953	441,151
#	Nanyo Corp.	7,800	62,040
	Narasaki Sangyo Co. Ltd.	2,400	47,336
	NCD Co. Ltd./Shinagawa	2,900	32,951
	NEC Capital Solutions Ltd.	9,600	233,454
	NEC Corp.	33,300	2,410,986
	NEC Networks & System Integration Corp.	21,400	355,498
	NET One Systems Co. Ltd.	47,400	793,126
*	Net Protections Holdings, Inc.	31,400	43,644
	Neturen Co. Ltd.	25,600	171,386
#	New Art Holdings Co. Ltd.	6,700	69,717
	Nexon Co. Ltd.	7,400	115,376
#	Nextage Co. Ltd.	29,500	517,925
	NGK Insulators Ltd.	144,200	1,964,333
	NH Foods Ltd.	45,200	1,486,908
	NHK Spring Co. Ltd.	177,269	1,796,594
	Nicca Chemical Co. Ltd.	6,100	38,676
	Nichias Corp.	42,039	1,152,277
	Nichiban Co. Ltd.	10,100	122,238
	Nichicon Corp.	32,000	270,889
#	Nichiden Corp.	9,100	146,522
	Nichiha Corp.	22,600	526,966
#	Nichimo Co. Ltd.	5,800	76,306
	Nichirei Corp.	38,000	951,390
	Nichireki Co. Ltd.	25,300	385,967
	Nichirin Co. Ltd.	9,620	240,244
	NIDEC Corp.	10,600	496,428
	Nifco, Inc.	26,000	628,509
	Nihon Chouzai Co. Ltd.	9,980	97,391
	Nihon Dempa Kogyo Co. Ltd.	20,100	164,318
	Nihon Dengi Co. Ltd.	2,200	81,577
	Nihon Denkei Co. Ltd.	6,600	96,302

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Flush Co. Ltd.	18,800	$108,691
#	Nihon House Holdings Co. Ltd.	36,426	72,057
	Nihon Kagaku Sangyo Co. Ltd.	10,600	96,238
	Nihon Kohden Corp.	11,600	315,386
	Nihon M&A Center Holdings, Inc.	123,800	677,598
	Nihon Nohyaku Co. Ltd.	38,500	182,704
	Nihon Parkerizing Co. Ltd.	63,006	484,524
	Nihon Plast Co. Ltd.	14,600	46,594
	Nihon Shokuhin Kako Co. Ltd.	500	10,895
	Nihon Tokushu Toryo Co. Ltd.	11,600	102,957
	Nihon Trim Co. Ltd.	2,200	49,678
#	Nihon Yamamura Glass Co. Ltd.	3,000	27,261
	Nikkiso Co. Ltd.	41,734	333,296
	Nikko Co. Ltd.	23,800	112,141
	Nikkon Holdings Co. Ltd.	47,000	922,521
	Nikon Corp.	128,200	1,325,501
	Nintendo Co. Ltd.	2,000	97,538
	Nippi, Inc.	1,599	54,506
	Nippn Corp.	47,300	729,929
	Nippon Air Conditioning Services Co. Ltd.	16,100	92,099
	Nippon Aqua Co. Ltd.	9,500	57,851
#	Nippon Avionics Co. Ltd.	1,000	57,011
	Nippon Beet Sugar Manufacturing Co. Ltd.	9,200	115,635
	Nippon Carbide Industries Co., Inc.	6,900	78,777
	Nippon Carbon Co. Ltd.	6,454	227,564
	Nippon Care Supply Co. Ltd.	100	1,206
	Nippon Chemical Industrial Co. Ltd.	7,100	108,694
*	Nippon Chemi-Con Corp.	18,223	184,176
	Nippon Coke & Engineering Co. Ltd.	164,800	135,402
	Nippon Concept Corp.	4,800	55,110
	Nippon Concrete Industries Co. Ltd.	38,600	98,195
	Nippon Denko Co. Ltd.	102,573	202,295
	Nippon Densetsu Kogyo Co. Ltd.	30,100	413,137
	Nippon Dry-Chemical Co. Ltd.	4,800	80,608
	Nippon Electric Glass Co. Ltd.	70,600	1,746,933
	Nippon Express Holdings, Inc.	29,800	1,524,517
	Nippon Fine Chemical Co. Ltd.	12,300	189,022
	Nippon Gas Co. Ltd.	68,400	1,115,550
	Nippon Hume Corp.	16,100	86,599
	Nippon Kayaku Co. Ltd.	110,800	902,513
	Nippon Kodoshi Corp.	5,300	68,738
	Nippon Light Metal Holdings Co. Ltd.	64,430	764,526
	Nippon Paint Holdings Co. Ltd.	11,400	72,972
	Nippon Paper Industries Co. Ltd.	97,719	679,398
	Nippon Parking Development Co. Ltd.	127,800	156,874
	Nippon Pillar Packing Co. Ltd.	21,300	838,997
#	Nippon Rietec Co. Ltd.	11,303	94,186
	Nippon Road Co. Ltd.	17,300	207,386
	Nippon Sanso Holdings Corp.	31,900	947,507
	Nippon Seiki Co. Ltd.	64,400	585,612
	Nippon Seisen Co. Ltd.	11,000	92,847
	Nippon Sharyo Ltd.	4,900	74,981
*	Nippon Sheet Glass Co. Ltd.	87,500	291,671
	Nippon Shinyaku Co. Ltd.	8,700	240,731
	Nippon Shokubai Co. Ltd.	80,800	768,011
	Nippon Signal Company Ltd.	37,676	243,909
	Nippon Soda Co. Ltd.	24,800	909,754
	Nippon Steel Corp.	145,050	3,251,872
	Nippon Thompson Co. Ltd.	48,200	199,733

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Yakin Kogyo Co. Ltd.	17,900	$529,571
	Nippon Yusen KK	123,263	3,499,494
	Nipro Corp.	134,900	1,091,461
	Nireco Corp.	1,800	20,730
	Nishikawa Rubber Co. Ltd.	10,200	128,499
	Nishimatsu Construction Co. Ltd.	16,500	477,094
	Nishimatsuya Chain Co. Ltd.	15,900	220,488
	Nishimoto Co. Ltd.	3,700	136,657
	Nishi-Nippon Financial Holdings, Inc.	116,500	1,472,844
	Nishi-Nippon Railroad Co. Ltd.	12,500	194,738
	Nishio Holdings Co. Ltd.	16,416	419,458
	Nissan Chemical Corp.	12,300	419,285
	Nissan Motor Co. Ltd.	1,036,726	3,794,109
	Nissan Shatai Co. Ltd.	49,800	321,896
	Nissan Tokyo Sales Holdings Co. Ltd.	26,500	92,947
	Nissei ASB Machine Co. Ltd.	6,200	203,809
	Nissei Plastic Industrial Co. Ltd.	11,100	79,068
	Nissha Co. Ltd.	38,900	418,709
	Nisshin Group Holdings Co. Ltd.	25,100	85,169
	Nisshin Oillio Group Ltd.	23,200	745,291
	Nisshin Seifun Group, Inc.	57,200	746,167
	Nisshinbo Holdings, Inc.	118,608	899,168
	Nissin Corp.	12,300	243,357
	Nissin Foods Holdings Co. Ltd.	7,800	208,147
	Nisso Holdings Co. Ltd.	10,600	55,678
	Nissui Corp.	226,400	1,358,454
	Niterra Co. Ltd.	69,100	2,266,330
	Nitori Holdings Co. Ltd.	2,600	347,966
	Nitta Corp.	16,604	428,413
	Nitta Gelatin, Inc.	7,200	32,737
	Nittetsu Mining Co. Ltd.	11,400	358,317
	Nitto Denko Corp.	17,900	1,480,073
	Nitto Fuji Flour Milling Co. Ltd.	2,600	87,506
	Nitto Kogyo Corp.	19,800	531,096
	Nitto Kohki Co. Ltd.	9,500	146,823
	Nitto Seiko Co. Ltd.	27,700	108,169
	Nittoc Construction Co. Ltd.	27,600	199,389
	Nittoku Co. Ltd.	11,600	143,197
	NJS Co. Ltd.	5,300	105,374
	Noda Corp.	10,400	73,530
	Noevir Holdings Co. Ltd.	5,685	188,102
	NOF Corp.	46,500	623,840
	Nohmi Bosai Ltd.	15,300	232,866
	Nojima Corp.	62,300	744,358
	NOK Corp.	57,800	836,483
	Nomura Holdings, Inc.	288,800	1,643,267
#	Nomura Holdings, Inc., Sponsored ADR	21,348	121,897
#	Nomura Micro Science Co. Ltd.	10,800	345,322
	Nomura Real Estate Holdings, Inc.	31,500	881,909
	Nomura Research Institute Ltd.	2,200	53,235
	Noritake Co. Ltd.	21,400	561,781
	Noritsu Koki Co. Ltd.	21,100	413,989
	Noritz Corp.	23,338	263,547
	North Pacific Bank Ltd.	179,984	517,629
	NPR-RIKEN Corp.	25,124	462,247
#	NS Solutions Corp.	7,800	254,059
	NS Tool Co. Ltd.	5,800	33,931
	NS United Kaiun Kaisha Ltd.	9,900	299,568
	NSD Co. Ltd.	28,480	556,669

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NSK Ltd.	171,093	$940,906
	NSW, Inc.	8,700	164,322
	NTN Corp.	367,031	728,383
	NTT Data Group Corp.	26,500	414,402
	Oat Agrio Co. Ltd.	3,100	39,352
	Obara Group, Inc.	6,600	172,410
	Obayashi Corp.	178,700	1,994,433
	OBIC Business Consultants Co. Ltd.	1,800	73,552
#	Oenon Holdings, Inc.	42,300	95,675
	Ogaki Kyoritsu Bank Ltd.	35,500	508,469
#	Ohara, Inc.	6,500	54,663
	Ohashi Technica, Inc.	9,700	97,535
	Ohmoto Gumi Co. Ltd.	2,100	34,240
	Ohsho Food Service Corp.	3,500	173,460
	OIE Sangyo Co. Ltd.	3,100	31,662
	Oiles Corp.	19,216	290,651
#*	Oisix ra daichi, Inc.	19,600	148,490
	Oita Bank Ltd.	10,200	189,389
	Oji Holdings Corp.	383,000	1,500,217
	Okabe Co. Ltd.	28,241	143,692
	Okada Aiyon Corp.	1,400	26,758
	Okamoto Industries, Inc.	6,200	194,485
	Okamoto Machine Tool Works Ltd.	3,700	140,024
	Okamura Corp.	35,100	531,562
	Okasan Securities Group, Inc.	110,100	527,429
	Oki Electric Industry Co. Ltd.	57,758	412,780
	Okinawa Cellular Telephone Co.	16,200	348,089
	Okinawa Electric Power Co., Inc.	14,252	106,325
	Okinawa Financial Group, Inc.	12,700	215,359
	OKUMA Corp.	22,500	1,010,563
	Okumura Corp.	26,600	832,206
	Okura Industrial Co. Ltd.	7,900	156,800
	Okuwa Co. Ltd.	26,645	159,416
	Olympus Corp.	13,000	181,086
	Omron Corp.	9,800	336,359
	Ono Pharmaceutical Co. Ltd.	32,200	463,788
	Onoken Co. Ltd.	17,600	205,909
	Onward Holdings Co. Ltd.	64,000	246,354
#	Ootoya Holdings Co. Ltd.	1,700	54,583
	Open House Group Co. Ltd.	15,300	465,277
	Open Up Group, Inc.	1,700	21,535
	Optex Group Co. Ltd.	22,500	264,132
*	Optim Corp.	7,600	42,952
	Optorun Co. Ltd.	25,300	310,806
	Oracle Corp.	4,200	315,187
	Organo Corp.	10,100	463,331
	Orient Corp.	47,384	309,245
	Oriental Shiraishi Corp.	94,500	226,758
	ORIX Corp.	95,500	1,954,447
	Oro Co. Ltd.	3,600	59,484
#	Osaka Organic Chemical Industry Ltd.	12,600	261,156
	Osaka Soda Co. Ltd.	6,400	375,350
	Osaka Steel Co. Ltd.	8,600	130,725
#	OSAKA Titanium Technologies Co. Ltd.	14,600	227,457
	Osaki Electric Co. Ltd.	33,900	147,456
	OSG Corp.	51,800	668,028
	Otsuka Corp.	22,600	449,471
	Otsuka Holdings Co. Ltd.	13,000	555,839
	OUG Holdings, Inc.	3,000	51,313

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oval Corp.	8,600	$28,528
	Oyo Corp.	16,000	248,679
	Ozu Corp.	3,900	43,587
	Pacific Industrial Co. Ltd.	36,600	377,501
*	Pacific Metals Co. Ltd.	16,955	140,117
	Pack Corp.	10,800	250,821
	PAL GROUP Holdings Co. Ltd.	39,600	472,592
	PALTAC Corp.	13,250	401,037
	Pan Pacific International Holdings Corp.	18,800	441,537
	Panasonic Holdings Corp.	261,981	2,286,688
	Paraca, Inc.	3,600	46,550
	Paramount Bed Holdings Co. Ltd.	25,286	430,836
*	Park24 Co. Ltd.	51,700	556,787
	Parker Corp.	8,500	51,955
#	Pasona Group, Inc.	22,800	319,947
	Pegasus Co. Ltd.	23,700	78,577
	Penta-Ocean Construction Co. Ltd.	164,400	825,041
	People Dreams & Technologies Group Co. Ltd.	5,600	60,893
*	PeptiDream, Inc.	34,800	443,430
	Persol Holdings Co. Ltd.	304,000	420,526
#	Pharma Foods International Co. Ltd.	12,800	68,064
#	PHC Holdings Corp.	15,200	109,666
*	PIA Corp.	2,200	43,376
	Pickles Holdings Co. Ltd.	8,605	64,516
	Pigeon Corp.	52,300	476,716
	Pilot Corp.	16,700	446,971
	Piolax, Inc.	24,813	421,537
	Plus Alpha Consulting Co. Ltd.	6,300	80,137
	Pola Orbis Holdings, Inc.	6,500	59,645
	Pole To Win Holdings, Inc.	24,000	75,507
#	Port, Inc.	3,400	42,993
*	PR Times Corp.	2,500	28,705
	Premium Group Co. Ltd.	27,600	387,416
	Premium Water Holdings, Inc.	2,000	38,600
#	Press Kogyo Co. Ltd.	69,700	342,939
#	Pressance Corp.	22,500	260,734
	Prestige International, Inc.	70,600	301,501
	Prima Meat Packers Ltd.	20,900	305,715
	Procrea Holdings, Inc.	24,634	288,757
	Pronexus, Inc.	11,500	83,693
	Pro-Ship, Inc.	5,100	44,823
	Proto Corp.	26,000	230,242
	PS Mitsubishi Construction Co. Ltd.	12,600	79,489
#	QB Net Holdings Co. Ltd.	12,808	92,500
	Qol Holdings Co. Ltd.	19,600	219,862
	Quick Co. Ltd.	6,500	96,016
#	Raccoon Holdings, Inc.	11,000	46,715
	Raito Kogyo Co. Ltd.	26,400	343,034
	Raiznext Corp.	22,600	290,525
#*	Raksul, Inc.	17,800	100,809
	Rakus Co. Ltd.	12,600	127,362
*	Rakuten Group, Inc.	41,400	199,111
	Rasa Corp.	5,700	68,550
	Rasa Industries Ltd.	6,400	113,849
	Raysum Co. Ltd.	8,954	206,211
	Relo Group, Inc.	44,300	385,082
#	Renaissance, Inc.	7,800	49,917
	Renesas Electronics Corp.	58,500	949,791
	Rengo Co. Ltd.	173,800	1,303,129

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	RENOVA, Inc.	15,659	$147,138
	Resona Holdings, Inc.	572,931	3,623,072
	Resonac Holdings Corp.	114,117	2,474,391
	Resorttrust, Inc.	34,300	567,677
	Restar Corp.	14,800	280,059
	Retail Partners Co. Ltd.	20,000	213,936
	Rheon Automatic Machinery Co. Ltd.	13,100	124,484
#	Rhythm Co. Ltd.	5,400	105,224
	Ricoh Co. Ltd.	174,700	1,507,146
	Ricoh Leasing Co. Ltd.	17,300	587,980
	Ride On Express Holdings Co. Ltd.	3,200	21,045
	Riken Keiki Co. Ltd.	13,400	327,881
	Riken Technos Corp.	35,100	224,439
	Riken Vitamin Co. Ltd.	17,400	299,854
	Rinnai Corp.	23,700	513,519
	Rion Co. Ltd.	6,500	130,427
	Riso Kagaku Corp.	1,358	25,349
#	Riso Kyoiku Co. Ltd.	59,500	103,969
	Rix Corp.	800	22,737
#	Rock Field Co. Ltd.	7,600	74,967
	Rohm Co. Ltd.	26,400	379,496
	Rohto Pharmaceutical Co. Ltd.	22,000	429,229
	Rokko Butter Co. Ltd.	6,141	56,971
	Roland Corp.	8,600	233,789
	Roland DG Corp.	10,750	379,286
	Rorze Corp.	7,600	1,317,650
	Round One Corp.	111,300	488,910
	Royal Holdings Co. Ltd.	16,000	250,113
	RS Technologies Co. Ltd.	10,600	210,485
	Ryobi Ltd.	22,700	394,296
	RYODEN Corp.	16,900	283,453
	Ryohin Keikaku Co. Ltd.	89,200	1,436,925
	Ryoyo Ryosan Holdings, Inc.	25,872	456,039
	S Foods, Inc.	16,700	322,389
	S&B Foods, Inc.	5,800	167,132
	Sac’s Bar Holdings, Inc.	9,176	49,649
	Saibu Gas Holdings Co. Ltd.	7,100	88,530
	Saizeriya Co. Ltd.	5,700	192,474
	Sakai Chemical Industry Co. Ltd.	13,000	169,108
	Sakai Heavy Industries Ltd.	3,400	135,483
	Sakai Moving Service Co. Ltd.	12,800	225,315
	Sakata INX Corp.	37,400	379,854
	Sakata Seed Corp.	2,200	50,689
#	Sakura Internet, Inc.	14,000	522,175
	Sala Corp.	45,400	226,573
#	Samco, Inc.	2,100	58,684
	SAMTY Co. Ltd.	14,600	249,059
	San Holdings, Inc.	16,800	115,404
	San ju San Financial Group, Inc.	14,260	188,503
	San-A Co. Ltd.	9,500	285,108
	San-Ai Obbli Co. Ltd.	61,600	808,114
	Sangetsu Corp.	32,600	693,035
	San-In Godo Bank Ltd.	121,477	946,237
	Sanken Electric Co. Ltd.	20,600	889,373
	Sanki Engineering Co. Ltd.	39,400	553,085
	Sanko Gosei Ltd.	22,601	96,808
	Sanko Metal Industrial Co. Ltd.	3,300	98,095
	Sankyo Co. Ltd.	94,500	1,026,461
	Sankyo Frontier Co. Ltd.	3,200	87,191

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sankyo Seiko Co. Ltd.	35,800	$172,768
	Sankyo Tateyama, Inc.	21,900	112,402
	Sankyu, Inc.	33,500	1,161,431
	Sanoh Industrial Co. Ltd.	25,700	184,274
	Sanrio Co. Ltd.	10,200	171,977
	Sansei Technologies, Inc.	8,000	62,613
	Sansha Electric Manufacturing Co. Ltd.	7,100	68,738
	Sanshin Electronics Co. Ltd.	9,400	130,878
	Santec Holdings Corp.	4,100	128,085
	Santen Pharmaceutical Co. Ltd.	37,700	364,147
#	Sanwa Holdings Corp.	112,300	1,833,958
	Sanyo Chemical Industries Ltd.	9,408	246,021
	Sanyo Denki Co. Ltd.	8,000	377,190
	Sanyo Electric Railway Co. Ltd.	5,100	67,224
	Sanyo Shokai Ltd.	9,037	159,754
	Sanyo Special Steel Co. Ltd.	17,000	229,963
	Sanyo Trading Co. Ltd.	21,700	205,708
	Sapporo Holdings Ltd.	20,900	755,444
	Sato Foods Co. Ltd.	800	32,191
	Sato Holdings Corp.	22,700	314,549
	Sato Shoji Corp.	13,300	148,367
#	Satori Electric Co. Ltd.	8,800	127,564
	Sawai Group Holdings Co. Ltd.	24,761	922,729
	Saxa Holdings, Inc.	1,900	34,547
	SB Technology Corp.	4,700	87,247
*	SBI ARUHI Corp.	12,290	66,218
#	SBI Global Asset Management Co. Ltd.	12,100	49,832
	SBI Holdings, Inc.	53,651	1,306,302
	SBS Holdings, Inc.	17,900	308,553
	SCREEN Holdings Co. Ltd.	17,800	1,836,553
	Scroll Corp.	28,200	167,458
	SCSK Corp.	16,565	301,138
	SEC Carbon Ltd.	7,500	120,999
	Secom Co. Ltd.	6,455	448,380
#	Seed Co. Ltd.	4,600	17,211
	Sega Sammy Holdings, Inc.	22,500	294,502
	Seibu Holdings, Inc.	60,800	946,296
	Seika Corp.	7,000	180,546
	Seikagaku Corp.	34,800	164,298
	Seikitokyu Kogyo Co. Ltd.	10,700	121,079
	Seiko Epson Corp.	62,900	1,034,704
	Seiko Group Corp.	23,236	614,620
	Seino Holdings Co. Ltd.	102,300	1,370,527
#	Seiren Co. Ltd.	20,900	348,153
	Sekisui Chemical Co. Ltd.	42,500	618,292
	Sekisui House Ltd.	39,140	899,451
	Sekisui Jushi Corp.	18,386	300,500
	Sekisui Kasei Co. Ltd.	16,300	51,219
#	SEMITEC Corp.	4,000	45,062
	Senko Group Holdings Co. Ltd.	99,500	729,200
#	Senshu Electric Co. Ltd.	13,400	466,964
	Senshu Ikeda Holdings, Inc.	155,864	396,775
#*	Senshukai Co. Ltd.	23,300	46,136
	Seria Co. Ltd.	14,100	239,012
	Seven & i Holdings Co. Ltd.	155,400	2,007,954
	Seven Bank Ltd.	223,500	399,523
	SFP Holdings Co. Ltd.	2,000	26,020
	SG Holdings Co. Ltd.	28,700	335,936
#*	Sharp Corp.	45,633	239,535

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shibaura Electronics Co. Ltd.	6,000	$232,294
	Shibaura Machine Co. Ltd.	21,200	474,591
	Shibaura Mechatronics Corp.	14,100	537,040
	Shibusawa Warehouse Co. Ltd.	9,500	182,833
	Shibuya Corp.	14,400	321,827
*	SHIFT, Inc.	1,600	147,180
	Shiga Bank Ltd.	30,967	800,856
	Shikibo Ltd.	8,402	55,788
	Shikoku Bank Ltd.	45,701	329,044
	Shikoku Electric Power Co., Inc.	26,900	222,938
	Shikoku Kasei Holdings Corp.	28,200	317,678
	Shima Seiki Manufacturing Ltd.	23,220	206,887
	Shimadzu Corp.	13,500	366,769
	Shimamura Co. Ltd.	12,800	631,000
	Shimano, Inc.	3,500	568,795
	Shimizu Bank Ltd.	7,900	78,381
#	Shimizu Corp.	111,700	691,921
#	Shimojima Co. Ltd.	10,700	85,745
	Shin Nippon Air Technologies Co. Ltd.	9,800	247,876
#	Shin Nippon Biomedical Laboratories Ltd.	14,500	140,820
	Shinagawa Refractories Co. Ltd.	24,100	293,686
	Shindengen Electric Manufacturing Co. Ltd.	7,000	131,137
	Shin-Etsu Chemical Co. Ltd.	59,500	2,303,182
	Shin-Etsu Polymer Co. Ltd.	30,100	293,819
	Shinki Bus Co. Ltd.	400	8,669
	Shinko Electric Industries Co. Ltd.	13,500	473,989
	Shinko Shoji Co. Ltd.	30,300	199,666
	Shinmaywa Industries Ltd.	50,000	381,211
	Shinnihon Corp.	22,300	223,837
	Shinnihonseiyaku Co. Ltd.	6,800	73,845
	Shinobu Foods Products Co. Ltd.	5,400	31,868
	Shinsho Corp.	4,800	209,024
	Shinwa Co. Ltd.	19,000	209,443
	Shionogi & Co. Ltd.	16,400	765,892
	Ship Healthcare Holdings, Inc.	38,200	568,336
	Shiseido Co. Ltd.	9,600	256,975
	Shizuoka Financial Group, Inc.	145,400	1,357,141
	Shizuoka Gas Co. Ltd.	42,600	260,664
	SHO-BOND Holdings Co. Ltd.	4,600	177,638
	Shoei Co. Ltd.	26,000	333,107
#	Shoei Foods Corp.	3,300	90,108
	Shofu, Inc.	9,900	191,721
	Showa Sangyo Co. Ltd.	16,000	358,708
	SIGMAXYZ Holdings, Inc.	21,800	216,917
	Siix Corp.	32,200	331,958
*	Simplex Holdings, Inc.	4,900	79,162
	Sinanen Holdings Co. Ltd.	8,100	256,569
	Sinfonia Technology Co. Ltd.	26,300	558,104
	Sinko Industries Ltd.	19,500	495,211
	Sintokogio Ltd.	31,500	250,748
	SK Kaken Co. Ltd.	3,900	196,405
#	SK-Electronics Co. Ltd.	9,300	190,658
	SKY Perfect JSAT Holdings, Inc.	128,700	757,361
	Skylark Holdings Co. Ltd.	38,200	544,375
*	Smaregi, Inc.	1,300	18,566
	SMC Corp.	400	210,147
	SMK Corp.	3,400	52,756
	SMS Co. Ltd.	28,000	387,449
	Soda Nikka Co. Ltd.	14,300	101,386

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sodick Co. Ltd.	42,200	$195,399
	Soft99 Corp.	7,600	70,058
	SoftBank Corp.	11,000	132,679
	SoftBank Group Corp.	52,800	2,596,736
	Softcreate Holdings Corp.	7,400	86,833
	Software Service, Inc.	2,200	188,314
	Sohgo Security Services Co. Ltd.	117,500	653,504
	Sojitz Corp.	102,540	2,640,082
	Soken Chemical & Engineering Co. Ltd.	7,400	137,839
	Solasto Corp.	45,299	142,838
	Soliton Systems KK	6,200	50,527
	Sompo Holdings, Inc.	40,650	804,468
	Sony Group Corp.	23,600	1,950,572
#	Sony Group Corp., Sponsored ADR	38,460	3,175,642
	Sotetsu Holdings, Inc.	16,500	263,021
	Space Co. Ltd.	14,500	93,557
	Sparx Group Co. Ltd.	16,579	190,810
	SPK Corp.	6,364	82,909
	S-Pool, Inc.	39,100	75,326
	Square Enix Holdings Co. Ltd.	6,700	242,186
	SRA Holdings	8,200	205,138
*	SRE Holdings Corp.	2,900	70,590
	ST Corp.	9,800	95,368
	Stanley Electric Co. Ltd.	72,900	1,290,110
	Star Mica Holdings Co. Ltd.	23,400	94,687
	Star Micronics Co. Ltd.	27,500	326,525
	Startia Holdings, Inc.	4,900	45,159
	Starts Corp., Inc.	24,500	552,695
	Starzen Co. Ltd.	12,200	211,116
	St-Care Holding Corp.	10,200	57,378
	Stella Chemifa Corp.	7,400	180,310
	Step Co. Ltd.	7,500	94,599
	STI Foods Holdings, Inc.	1,100	29,396
	Strike Co. Ltd.	3,900	109,042
	Studio Alice Co. Ltd.	8,000	103,851
	Subaru Corp.	234,500	5,236,147
	Subaru Enterprise Co. Ltd.	10,000	174,889
	Sugi Holdings Co. Ltd.	29,418	431,629
	Sugimoto & Co. Ltd.	7,500	111,036
	SUMCO Corp.	64,100	955,943
	Sumida Corp.	28,704	226,721
#	Sumiseki Holdings, Inc.	38,800	324,806
	Sumitomo Bakelite Co. Ltd.	47,800	1,361,484
	Sumitomo Chemical Co. Ltd.	227,000	484,977
	Sumitomo Corp.	107,300	2,821,684
	Sumitomo Densetsu Co. Ltd.	11,052	248,245
	Sumitomo Electric Industries Ltd.	229,583	3,548,507
#	Sumitomo Forestry Co. Ltd.	59,700	1,839,338
	Sumitomo Heavy Industries Ltd.	71,400	1,989,683
	Sumitomo Metal Mining Co. Ltd.	53,600	1,790,703
	Sumitomo Mitsui Construction Co. Ltd.	67,960	175,025
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	74,107	838,891
	Sumitomo Mitsui Financial Group, Inc.	104,441	5,932,643
	Sumitomo Mitsui Trust Holdings, Inc.	101,800	2,140,327
	Sumitomo Osaka Cement Co. Ltd.	26,900	667,877
*	Sumitomo Pharma Co. Ltd.	148,245	374,127
	Sumitomo Realty & Development Co. Ltd.	78,900	2,730,248
	Sumitomo Riko Co. Ltd.	32,788	272,982
	Sumitomo Rubber Industries Ltd.	110,853	1,345,513

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Seika Chemicals Co. Ltd.	8,300	$264,319
#	Sumitomo Warehouse Co. Ltd.	61,600	1,020,098
	Sun Frontier Fudousan Co. Ltd.	30,000	373,122
	Suncall Corp.	20,800	62,209
	Sundrug Co. Ltd.	19,200	557,514
	Suntory Beverage & Food Ltd.	15,400	501,043
	Sun-Wa Technos Corp.	8,900	127,497
#	SUNWELS Co. Ltd.	4,200	58,570
	Suruga Bank Ltd.	136,000	829,450
#	Suzuden Corp.	7,200	97,483
	Suzuken Co. Ltd.	20,346	600,893
	Suzuki Co. Ltd.	8,000	72,216
	Suzuki Motor Corp.	88,000	1,024,829
	SWCC Corp.	41,900	1,104,778
	Sysmex Corp.	33,600	537,277
	System Research Co. Ltd.	4,500	44,740
	System Support, Inc.	2,400	28,426
	Systems Engineering Consultants Co. Ltd.	900	26,785
	Systena Corp.	124,000	206,613
	Syuppin Co. Ltd.	15,300	112,029
	T Hasegawa Co. Ltd.	21,900	427,626
	T RAD Co. Ltd.	3,700	90,364
	T&D Holdings, Inc.	42,200	688,591
	Tachibana Eletech Co. Ltd.	16,820	320,878
	Tachikawa Corp.	10,200	92,696
	Tachi-S Co. Ltd.	29,100	369,162
	Tadano Ltd.	90,700	727,819
	Taihei Dengyo Kaisha Ltd.	16,500	464,413
	Taiheiyo Cement Corp.	67,789	1,550,492
	Taiho Kogyo Co. Ltd.	18,700	105,276
	Taikisha Ltd.	13,100	386,380
	Taiko Bank Ltd.	5,600	51,783
	Taisei Corp.	12,900	472,274
	Taisei Lamick Co. Ltd.	5,000	90,487
#	Taisei Oncho Co. Ltd.	400	10,997
	Taiyo Holdings Co. Ltd.	21,804	444,329
	Taiyo Yuden Co. Ltd.	22,900	536,377
	Takamatsu Construction Group Co. Ltd.	13,300	223,954
	Takamiya Co. Ltd.	15,500	52,360
	Takaoka Toko Co. Ltd.	8,364	117,008
	Takara & Co. Ltd.	8,500	140,363
	Takara Bio, Inc.	39,906	257,996
	Takara Holdings, Inc.	90,700	595,846
	Takara Standard Co. Ltd.	29,900	364,754
	Takasago International Corp.	11,900	264,073
	Takasago Thermal Engineering Co. Ltd.	29,300	982,257
	Takashima & Co. Ltd.	10,000	75,201
	Takashimaya Co. Ltd.	114,400	1,621,654
	Take & Give Needs Co. Ltd.	9,900	64,524
	TAKEBISHI Corp.	5,800	75,781
	Takeda Pharmaceutical Co. Ltd.	112,052	2,944,958
	Takeuchi Manufacturing Co. Ltd.	20,700	785,217
	Taki Chemical Co. Ltd.	4,500	111,900
	Takuma Co. Ltd.	28,400	355,391
#	Tama Home Co. Ltd.	10,100	279,475
	Tamron Co. Ltd.	14,400	669,609
	Tamura Corp.	73,000	300,116
	Tanabe Engineering Corp.	3,100	26,241
#	Tanaka Chemical Corp.	1,200	7,332

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tanseisha Co. Ltd.	26,250	$146,551
#	TASUKI Holdings, Inc.	8,700	34,201
*	Tatsuta Electric Wire & Cable Co. Ltd.	43,700	197,169
	Tayca Corp.	13,200	124,859
#	Tazmo Co. Ltd.	7,000	165,392
	Tbk Co. Ltd.	13,399	30,257
	TBS Holdings, Inc.	18,300	476,930
	TDC Soft, Inc.	26,400	193,511
	TDK Corp.	50,500	2,252,855
	TechMatrix Corp.	20,800	220,439
	Techno Medica Co. Ltd.	4,000	44,175
	Techno Quartz, Inc.	900	30,417
	Techno Ryowa Ltd.	7,000	84,947
	Techno Smart Corp.	8,600	99,437
	TechnoPro Holdings, Inc.	22,100	376,438
	Tecnos Japan, Inc.	4,600	17,187
#	Teijin Ltd.	145,936	1,423,703
	Teikoku Electric Manufacturing Co. Ltd.	6,300	99,376
	Teikoku Sen-I Co. Ltd.	13,900	208,652
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	61,376
	Tekken Corp.	8,800	160,568
	Tenma Corp.	12,700	181,526
#	Tera Probe, Inc.	4,000	133,104
#	Terasaki Electric Co. Ltd.	2,300	27,757
	Terumo Corp.	6,700	113,660
#	TESEC Corp.	2,200	29,100
	Tess Holdings Co. Ltd.	41,400	113,379
	T-Gaia Corp.	7,300	98,354
	THK Co. Ltd.	39,100	853,127
	Tigers Polymer Corp.	8,200	57,352
	TIS, Inc.	33,000	704,767
	TKC Corp.	9,000	207,117
*	TKP Corp.	4,100	36,326
	Toa Corp.	73,000	511,118
	TOA ROAD Corp.	44,000	362,213
	Toagosei Co. Ltd.	108,000	1,086,410
	Tobishima Corp.	12,773	110,899
	TOC Co. Ltd.	26,500	132,019
	Tocalo Co. Ltd.	51,600	594,592
#	Tochigi Bank Ltd.	66,800	150,284
	Toda Corp.	168,800	1,102,520
	Toei Animation Co. Ltd.	6,000	99,302
	Toei Co. Ltd.	5,000	118,689
	Toenec Corp.	6,400	219,113
	Toho Bank Ltd.	142,000	304,891
	Toho Co. Ltd.	11,000	281,293
	Toho Gas Co. Ltd.	12,900	331,278
	Toho Holdings Co. Ltd.	36,400	872,045
#	Toho Titanium Co. Ltd.	29,600	255,294
#*	Toho Zinc Co. Ltd.	24,447	161,347
	Tohoku Bank Ltd.	7,400	55,458
	Tohoku Electric Power Co., Inc.	36,300	280,238
#	Tohokushinsha Film Corp.	11,900	93,588
	Tokai Carbon Co. Ltd.	187,302	1,242,633
	Tokai Corp.	16,967	225,756
	TOKAI Holdings Corp.	65,100	400,407
	Tokai Rika Co. Ltd.	47,500	646,778
	Tokai Tokyo Financial Holdings, Inc.	171,252	627,558
#	Token Corp.	3,720	255,255

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokio Marine Holdings, Inc.	76,748	$2,425,727
	Tokushu Tokai Paper Co. Ltd.	6,041	143,321
	Tokuyama Corp.	42,425	875,402
	Tokyo Century Corp.	144,000	1,433,279
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	619,540
	Tokyo Electron Device Ltd.	15,900	570,900
	Tokyo Energy & Systems, Inc.	17,100	146,105
	Tokyo Individualized Educational Institute, Inc.	8,100	21,157
	Tokyo Keiki, Inc.	8,400	137,189
	Tokyo Kiraboshi Financial Group, Inc.	20,499	608,486
	Tokyo Ohka Kogyo Co. Ltd.	15,900	421,640
	Tokyo Rope Manufacturing Co. Ltd.	10,700	97,745
#	Tokyo Sangyo Co. Ltd.	14,200	59,698
	Tokyo Seimitsu Co. Ltd.	18,500	1,203,846
	Tokyo Steel Manufacturing Co. Ltd.	36,500	387,185
	Tokyo Tatemono Co. Ltd.	146,700	2,441,083
#	Tokyo Tekko Co. Ltd.	7,000	204,313
#	Tokyotokeiba Co. Ltd.	11,247	310,017
	Tokyu Construction Co. Ltd.	60,030	323,041
	Tokyu Corp.	2,792	33,050
	Tokyu Fudosan Holdings Corp.	469,382	3,438,811
	Toli Corp.	35,000	88,219
	Tomen Devices Corp.	2,800	118,845
	Tomoe Corp.	20,300	92,000
	Tomoe Engineering Co. Ltd.	6,200	169,920
	Tomoku Co. Ltd.	12,436	203,816
	TOMONY Holdings, Inc.	128,200	338,870
	Tomy Co. Ltd.	61,000	975,337
	Tonami Holdings Co. Ltd.	4,200	127,950
	Topcon Corp.	53,100	623,674
	TOPPAN Holdings, Inc.	56,900	1,349,892
	Topre Corp.	30,900	498,778
	Topy Industries Ltd.	13,800	234,054
	Toray Industries, Inc.	294,400	1,345,620
	Torex Semiconductor Ltd.	6,400	71,512
	Toridoll Holdings Corp.	13,400	322,008
	Torigoe Co. Ltd.	13,900	61,284
	Torii Pharmaceutical Co. Ltd.	12,200	304,497
	Torikizoku Holdings Co. Ltd.	1,600	40,741
	Torishima Pump Manufacturing Co. Ltd.	14,500	261,787
	Tosei Corp.	28,900	451,185
	Toshiba TEC Corp.	14,200	285,618
	Tosho Co. Ltd.	15,100	65,158
	Tosoh Corp.	148,100	2,041,724
	Totech Corp.	10,200	201,722
	Totetsu Kogyo Co. Ltd.	15,466	308,966
	TOTO Ltd.	10,899	294,976
	Tottori Bank Ltd.	6,400	55,953
	Toukei Computer Co. Ltd.	2,800	69,679
	Tow Co. Ltd.	19,800	46,224
	Towa Bank Ltd.	23,523	100,721
	Towa Corp.	18,300	1,053,908
	Towa Pharmaceutical Co. Ltd.	23,600	424,808
	Toyo Construction Co. Ltd.	94,700	767,305
	Toyo Corp.	22,900	220,709
	Toyo Engineering Corp.	28,599	170,591
#	Toyo Gosei Co. Ltd.	3,500	179,575
	Toyo Kanetsu KK	6,600	183,124
#	Toyo Machinery & Metal Co. Ltd.	12,000	56,525

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Toyo Securities Co. Ltd.	47,300	$115,707
	Toyo Seikan Group Holdings Ltd.	68,800	1,063,465
	Toyo Suisan Kaisha Ltd.	3,300	206,363
	Toyo Tanso Co. Ltd.	13,800	680,693
	Toyo Tire Corp.	95,700	1,810,558
	Toyobo Co. Ltd.	111,902	794,091
	Toyoda Gosei Co. Ltd.	50,100	969,971
	Toyota Boshoku Corp.	50,600	748,289
	Toyota Industries Corp.	14,600	1,387,391
#	Toyota Motor Corp., Sponsored ADR	22,210	5,048,555
	Toyota Motor Corp.	430,090	9,809,740
	Toyota Tsusho Corp.	22,000	1,398,758
	TPR Co. Ltd.	19,500	288,175
	Traders Holdings Co. Ltd.	20,039	94,654
	Trancom Co. Ltd.	6,104	221,954
	Transaction Co. Ltd.	13,100	148,445
	Transcosmos, Inc.	15,100	326,420
	TRE Holdings Corp.	42,851	344,888
	Treasure Factory Co. Ltd.	4,000	41,593
	Trend Micro, Inc.	13,100	645,544
	Trinity Industrial Corp.	1,400	10,531
	Trusco Nakayama Corp.	29,800	492,961
	TS Tech Co. Ltd.	79,400	977,663
	TSI Holdings Co. Ltd.	46,672	260,464
	Tsubaki Nakashima Co. Ltd.	37,001	198,620
	Tsubakimoto Chain Co.	20,300	698,888
	Tsubakimoto Kogyo Co. Ltd.	8,700	120,610
#	Tsuburaya Fields Holdings, Inc.	27,700	316,044
	Tsugami Corp.	36,200	312,546
	Tsukishima Holdings Co. Ltd.	22,770	212,541
	Tsukuba Bank Ltd.	59,000	114,014
	Tsumura & Co.	53,400	1,286,764
	Tsuruha Holdings, Inc.	12,600	795,361
	Tsurumi Manufacturing Co. Ltd.	13,600	307,315
#	Tsutsumi Jewelry Co. Ltd.	4,600	65,231
	Tsuzuki Denki Co. Ltd.	4,100	58,277
	TV Asahi Holdings Corp.	18,900	247,876
	Tv Tokyo Holdings Corp.	7,900	148,111
	UACJ Corp.	30,107	919,779
	UBE Corp.	83,020	1,517,745
	Ubicom Holdings, Inc.	2,700	19,836
	Uchida Yoko Co. Ltd.	8,200	363,427
#	UEX Ltd.	7,100	50,202
	ULS Group, Inc.	1,600	40,060
#	Ultrafabrics Holdings Co. Ltd.	5,000	38,263
	Ulvac, Inc.	13,800	825,181
	U-Next Holdings Co. Ltd.	7,700	215,173
	Union Tool Co.	4,700	136,156
	Unipres Corp.	45,238	334,687
	United Arrows Ltd.	19,100	220,117
#	United Super Markets Holdings, Inc.	48,555	277,126
	UNITED, Inc.	17,800	93,832
#*	Unitika Ltd.	53,801	70,709
	Univance Corp.	3,800	17,199
	Universal Entertainment Corp.	21,179	221,717
	Urbanet Corp. Co. Ltd.	20,100	54,249
	User Local, Inc.	1,700	22,465
	Ushio, Inc.	69,500	914,193
	USS Co. Ltd.	55,800	426,273

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	UT Group Co. Ltd.	26,600	$557,798
	V Technology Co. Ltd.	8,500	136,559
	Valor Holdings Co. Ltd.	32,300	494,856
	Valqua Ltd.	12,400	346,601
	Value HR Co. Ltd.	7,300	62,344
	ValueCommerce Co. Ltd.	15,000	102,671
	Vector, Inc.	17,700	148,439
	Vertex Corp.	21,480	238,904
#*	Vision, Inc.	16,600	121,415
*	Visional, Inc.	7,600	346,775
	Vital KSK Holdings, Inc.	35,454	276,685
	VT Holdings Co. Ltd.	68,100	225,394
	Wacoal Holdings Corp.	37,700	825,125
	Wacom Co. Ltd.	27,300	104,846
	Wakachiku Construction Co. Ltd.	10,600	232,842
	Wakita & Co. Ltd.	32,400	321,492
	Warabeya Nichiyo Holdings Co. Ltd.	10,700	162,837
	Waseda Academy Co. Ltd.	6,100	58,359
	Watahan & Co. Ltd.	14,000	139,280
	WATAMI Co. Ltd.	9,000	52,802
	WDB Holdings Co. Ltd.	7,700	110,256
	WDI Corp.	300	6,107
	Weathernews, Inc.	3,800	111,588
	Welcia Holdings Co. Ltd.	18,900	277,883
	Wellneo Sugar Co. Ltd.	9,800	136,690
#	Wellnet Corp.	11,500	40,075
	West Holdings Corp.	9,381	156,529
#	Will Group, Inc.	9,400	64,152
*	WingArc1st, Inc.	12,667	214,534
#	Workman Co. Ltd.	2,134	52,427
	World Co. Ltd.	22,300	294,125
	World Holdings Co. Ltd.	6,000	89,883
#*	W-Scope Corp.	30,000	97,219
	Xebio Holdings Co. Ltd.	27,201	174,320
	Yahagi Construction Co. Ltd.	24,500	230,208
	Yakult Honsha Co. Ltd.	13,000	254,277
	YAKUODO Holdings Co. Ltd.	9,017	163,806
	YAMABIKO Corp.	29,251	387,093
	YAMADA Consulting Group Co. Ltd.	2,300	27,488
	Yamada Holdings Co. Ltd.	244,200	699,044
	Yamae Group Holdings Co. Ltd.	8,100	133,153
	Yamagata Bank Ltd.	22,499	167,562
	Yamaguchi Financial Group, Inc.	150,201	1,517,272
#	Yamaha Corp.	7,800	164,371
	Yamaha Motor Co. Ltd.	217,800	2,031,468
	Yamaichi Electronics Co. Ltd.	17,400	300,086
	Yamami Co.	500	11,462
	YA-MAN Ltd.	3,200	19,293
	Yamanashi Chuo Bank Ltd.	18,200	207,007
	Yamashin-Filter Corp.	36,400	98,852
	Yamatane Corp.	7,400	125,066
	Yamato Corp.	16,500	105,650
	Yamato Holdings Co. Ltd.	20,000	264,133
	Yamato Kogyo Co. Ltd.	28,800	1,547,400
	Yamau Holdings Co. Ltd.	2,100	25,246
	Yamax Corp.	3,300	34,037
#	Yamaya Corp.	3,600	70,004
	Yamazaki Baking Co. Ltd.	54,800	1,326,345
	Yamazen Corp.	46,000	403,993

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yaoko Co. Ltd.	8,900	$481,155
	Yashima Denki Co. Ltd.	12,500	122,338
	Yaskawa Electric Corp.	11,700	482,071
	Yasuda Logistics Corp.	13,600	119,564
	Yellow Hat Ltd.	30,700	399,070
	Yodogawa Steel Works Ltd.	21,500	674,798
	Yokogawa Bridge Holdings Corp.	22,900	415,346
	Yokogawa Electric Corp.	14,400	318,180
	Yokohama Rubber Co. Ltd.	104,099	2,724,708
	Yokorei Co. Ltd.	41,323	272,509
	Yokowo Co. Ltd.	16,400	174,138
	Yomeishu Seizo Co. Ltd.	6,700	98,344
	Yondenko Corp.	8,000	190,897
#	Yondoshi Holdings, Inc.	5,800	69,816
#	Yonex Co. Ltd.	34,000	271,131
	Yonkyu Co. Ltd.	700	10,214
	Yorozu Corp.	12,900	78,367
	Yoshinoya Holdings Co. Ltd.	16,900	309,505
	Yossix Holdings Co. Ltd.	1,100	19,564
	Yotai Refractories Co. Ltd.	12,200	112,133
	Yuasa Trading Co. Ltd.	17,400	635,844
	Yukiguni Maitake Co. Ltd.	10,500	65,893
	Yurtec Corp.	32,100	297,415
	Yushin Precision Equipment Co. Ltd.	13,900	61,387
	Yushiro Chemical Industry Co. Ltd.	9,100	113,502
	Yutaka Giken Co. Ltd.	3,700	57,987
	Zaoh Co. Ltd.	2,800	44,744
	Zenitaka Corp.	2,200	56,562
	Zenkoku Hosho Co. Ltd.	14,200	498,590
	Zenrin Co. Ltd.	22,100	124,890
	Zensho Holdings Co. Ltd.	14,850	575,574
	Zeon Corp.	123,900	1,234,803
	ZERIA Pharmaceutical Co. Ltd.	17,400	230,758
	ZIGExN Co. Ltd.	40,700	136,397
#	Zojirushi Corp.	10,700	104,373
	ZOZO, Inc.	14,100	303,692
	Zuiko Corp.	10,200	65,254

TOTAL JAPAN			804,834,737

NETHERLANDS — (3.4%)
	Aalberts NV	92,376	4,392,090
#Ω	ABN AMRO Bank NV, GDR	189,293	3,032,201
	Acomo NV	19,035	354,364
*Ω	Adyen NV	384	460,032
	Aegon Ltd.	1,327,922	8,268,565
	AFC Ajax NV	70	774
	Akzo Nobel NV	24,264	1,601,015
#*Ω	Alfen NV	8,585	369,995
	Allfunds Group PLC	282,147	1,773,143
	AMG Critical Materials NV	27,248	639,519
	Aperam SA	50,439	1,466,594
	Arcadis NV	54,043	3,337,640
#	ArcelorMittal SA	108,284	2,708,173
	ASM International NV	4,555	2,865,272
	ASML Holding NV	7,716	6,731,691
	ASR Nederland NV	149,446	7,478,202
*	Avantium NV	20,924	57,199
Ω	B&S Group SARL	30,258	162,967
#*Ω	Basic-Fit NV	20,610	451,155

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	BE Semiconductor Industries NV	44,264	$5,872,683
	Brunel International NV	16,188	175,037
	Coca-Cola Europacific Partners PLC	21,542	1,544,970
	Corbion NV	41,114	892,927
Ω	CTP NV	13,573	230,248
#*	Ebusco Holding NV	5,672	17,029
	Flow Traders Ltd.	22,509	463,253
	ForFarmers NV	26,036	67,064
	Fugro NV	127,046	3,081,532
	Heineken NV	13,745	1,337,659
	IMCD NV	21,790	3,287,557
	ING Groep NV, Sponsored ADR	7,454	117,773
	ING Groep NV	303,736	4,802,147
*	InPost SA	41,245	662,178
	JDE Peet’s NV	20,703	460,012
	Kendrion NV	11,021	153,545
	Koninklijke Ahold Delhaize NV, Sponsored ADR	2,505	76,295
	Koninklijke Ahold Delhaize NV	320,272	9,721,596
	Koninklijke BAM Groep NV	284,890	1,161,326
	Koninklijke Heijmans NV, CVA	23,130	434,097
	Koninklijke KPN NV	691,053	2,511,378
#*	Koninklijke Philips NV	114,603	3,042,801
	Koninklijke Vopak NV	62,154	2,468,231
	MFE-MediaForEurope NV, Class B	57,557	231,245
	Nedap NV	4,008	266,092
	NN Group NV	121,860	5,621,509
	OCI NV	67,125	1,805,433
#*	Pharming Group NV	422,229	393,240
*	Pluxee NV	14,114	435,155
	PostNL NV	165,856	223,149
	Prosus NV	68,111	2,278,991
	Qiagen NV	21,536	910,320
	Randstad NV	69,092	3,465,028
	SBM Offshore NV	130,235	1,924,040
#*	SIF Holding NV	4,260	46,033
Ω	Signify NV	118,412	3,229,268
	Sligro Food Group NV	20,072	304,443
*††	SRH NV	28,066	0
#	TKH Group NV	31,500	1,356,831
#*	TomTom NV	49,227	293,434
	Universal Music Group NV	26,829	789,180
	Van Lanschot Kempen NV	27,463	972,848
	Wolters Kluwer NV	34,148	5,112,177

TOTAL NETHERLANDS			118,390,345

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	57,074	224,816
	Air New Zealand Ltd.	1,264,442	409,575
	Arvida Group Ltd.	423,397	268,796
	Auckland International Airport Ltd.	87,130	402,810
	Channel Infrastructure NZ Ltd.	221,430	201,980
	Chorus Ltd.	296,781	1,257,501
	Chorus Ltd., ADR	462	9,834
	Comvita Ltd.	15,006	18,184
	Contact Energy Ltd.	24,814	126,685
#	EBOS Group Ltd.	8,948	184,391
#	Fletcher Building Ltd.	322,343	721,410
	Fonterra Co.-operative Group Ltd.	29,728	64,860
	Freightways Group Ltd.	84,106	415,883

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Genesis Energy Ltd.	325,532	$446,031
*	Gentrack Group Ltd.	19,890	95,687
	Hallenstein Glasson Holdings Ltd.	37,414	133,075
	Heartland Group Holdings Ltd.	556,463	347,223
	Infratil Ltd.	45,039	289,184
#	Investore Property Ltd.	54,800	36,425
	KMD Brands Ltd.	368,777	117,237
	Mainfreight Ltd.	5,267	210,507
	Manawa Energy Ltd.	52,749	135,095
	Mercury NZ Ltd.	16,372	61,442
	Meridian Energy Ltd.	40,121	141,502
	Napier Port Holdings Ltd.	31,850	43,121
#	NZME Ltd.	54,625	28,534
	NZX Ltd.	253,447	174,212
	Oceania Healthcare Ltd.	520,508	184,028
	Port of Tauranga Ltd.	15,785	45,518
	Rakon Ltd.	14,114	8,300
*	Restaurant Brands New Zealand Ltd.	17,996	36,038
*	Ryman Healthcare Ltd.	83,765	199,942
	Sanford Ltd.	37,885	89,179
	Scales Corp. Ltd.	90,884	181,875
*	Serko Ltd.	26,459	57,826
	Skellerup Holdings Ltd.	90,812	240,185
	SKY Network Television Ltd.	176,085	301,851
	SKYCITY Entertainment Group Ltd.	424,482	444,850
	Spark New Zealand Ltd.	35,773	100,528
	Steel & Tube Holdings Ltd.	101,052	60,435
	Summerset Group Holdings Ltd.	215,212	1,404,539
#	Tourism Holdings Ltd.	84,884	145,023
*	TOWER Ltd.	130,375	62,918
#	Turners Automotive Group Ltd.	21,845	56,217
	Vector Ltd.	9,350	20,538
#*	Vista Group International Ltd.	67,769	71,951
#	Warehouse Group Ltd.	103,189	86,131

TOTAL NEW ZEALAND			10,363,872

NORWAY — (0.9%)
	2020 Bulkers Ltd.	11,705	180,632
	ABG Sundal Collier Holding ASA	167,897	87,887
*	Adevinta ASA	20,500	208,437
	AF Gruppen ASA	12,393	159,467
#*	Agilyx ASA	12,870	34,451
*	Akastor ASA	123,242	151,825
	Aker ASA, Class A	1,264	70,172
#*	Aker BioMarine ASA	13,163	83,939
	Aker BP ASA	60,921	1,477,526
#*	Aker Carbon Capture ASA	27,212	17,042
	Aker Solutions ASA	98,454	371,102
	AMSC ASA	47,200	130,063
#*	Archer Ltd.	717,406	67,376
*	ArcticZymes Technologies ASA	11,820	27,472
	Arendals Fossekompani ASA	853	13,624
	Atea ASA	29,537	377,094
	Austevoll Seafood ASA	76,198	608,439
Ω	Avance Gas Holding Ltd.	16,086	233,784
	Awilco LNG AS	17,430	12,383
*	Axactor ASA	88,882	38,788
	B2 Impact ASA	201,666	155,617
	Bakkafrost P	3,644	221,315

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Belships ASA	71,918	$162,047
*	Bluenord ASA	13,867	710,692
	Bonheur ASA	17,271	392,200
	Borr Drilling Ltd.	21,211	112,418
	Borregaard ASA	25,812	442,133
	Bouvet ASA	29,882	163,825
Ω	BW LPG Ltd.	97,983	1,414,930
	BW Offshore Ltd.	72,184	181,262
*	Cadeler AS	24,341	115,539
	Carasent ASA	3,306	5,542
*	Cloudberry Clean Energy ASA	136,617	111,112
*Ω	Crayon Group Holding ASA	10,777	79,304
	DNB Bank ASA	86,170	1,501,869
	DNO ASA	406,344	376,156
Ω	Elkem ASA	187,201	327,099
*	Elliptic Laboratories ASA	15,846	22,724
Ω	Elmera Group ASA	59,985	178,820
	Elopak ASA	58,837	179,111
*Ω	Entra ASA	3,100	28,529
	Equinor ASA	58,301	1,551,294
Ω	Europris ASA	99,014	623,165
	FLEX LNG Ltd.	20,270	532,290
	Frontline PLC	17,269	409,183
*	Gaming Innovation Group, Inc.	31,975	97,431
	Golden Ocean Group Ltd.	66,639	936,479
	Gram Car Carriers ASA	11,722	271,019
	Grieg Seafood ASA	42,508	275,971
	Hafnia Ltd.	42,965	323,945
#*	Hexagon Composites ASA	113,934	172,436
#*	Hexagon Purus ASA	16,580	7,859
	Hoegh Autoliners ASA	12,832	134,687
Ω	Kid ASA	15,683	206,648
	Kitron ASA	68,056	174,984
Ω	Klaveness Combination Carriers ASA	21,372	207,387
*	Kongsberg Automotive ASA	482,313	77,514
	Kongsberg Gruppen ASA	2,497	176,271
	Leroy Seafood Group ASA	18,182	80,146
*	LINK Mobility Group Holding ASA	235,896	415,252
	Magnora ASA	4,640	12,724
	Medistim ASA	2,484	40,269
	Mowi ASA	9,964	174,944
#	MPC Container Ships ASA	379,708	610,340
Ω	Multiconsult ASA	6,186	78,533
#*	NEL ASA	66,164	30,571
	Norbit ASA	9,061	58,288
#*	Nordic Semiconductor ASA	9,421	102,996
	Norsk Hydro ASA	87,938	540,413
#Ω	Norske Skog ASA	57,249	191,549
*	Northern Ocean Ltd.	99,011	76,026
*	Norwegian Air Shuttle ASA	23,557	30,596
*	NRC Group ASA	35,991	40,725
#*	Nykode Therapeutics ASA	30,199	36,118
	Odfjell Drilling Ltd.	130,474	594,701
	Odfjell SE, Class A.	19,345	305,647
	Odfjell Technology Ltd.	18,940	105,605
#*	OKEA ASA	48,361	111,399
Ω	Okeanis Eco Tankers Corp.	10,412	322,812
	Olav Thon Eiendomsselskap ASA	498	9,910
	Orkla ASA	19,888	135,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Panoro Energy ASA	90,522	$230,931
	Pareto Bank ASA	30,468	158,307
	Pexip Holding ASA	69,575	164,914
*	PGS ASA	803,552	617,504
*	PhotoCure ASA	4,433	21,910
	Protector Forsikring ASA	25,552	516,527
	Rana Gruber ASA	10,256	76,606
#*	REC Silicon ASA	54,811	52,951
	Salmar ASA	2,144	134,900
*	Salmon Evolution ASA	194,907	127,038
*	SATS ASA	35,380	55,549
*Ω	Scatec ASA	75,203	548,840
	Schibsted ASA, Class A	7,998	228,642
	Schibsted ASA, Class B	10,242	286,128
	Selvaag Bolig ASA	24,263	77,002
#*Ω	Shelf Drilling Ltd.	161,512	269,868
*	Siem Offshore, Inc.	28,461	91,038
*	SmartCraft ASA	4,834	11,761
*	Solstad Offshore ASA	49,454	192,353
	SpareBank 1 Helgeland	1,689	19,401
	Sparebank 1 Oestlandet	17,306	208,539
	SpareBank 1 Sorost-Norge	31,054	190,673
	SpareBank 1 SR-Bank ASA	43,032	521,054
	Sparebanken More	13,806	105,307
	Sparebanken Sor	4,396	56,982
	Stolt-Nielsen Ltd.	26,310	1,120,354
	Storebrand ASA	119,758	1,149,629
	Subsea 7 SA	70,130	1,128,234
	Telenor ASA	16,697	191,961
#	TGS ASA	73,094	824,521
	TOMRA Systems ASA	15,468	189,493
	Veidekke ASA	36,909	385,912
*	Volue ASA	9,430	24,564
	Wallenius Wilhelmsen ASA	53,736	541,258
	Wilh Wilhelmsen Holding ASA, Class A	12,194	425,413
	Yara International ASA	14,581	415,634
*	Zalaris ASA	1,767	11,059
*	Zaptec ASA	9,134	10,939

TOTAL NORWAY			32,900,856

PORTUGAL — (0.4%)
	Altri SGPS SA	79,125	436,012
*	Banco Comercial Portugues SA, Class R	9,937,369	3,469,628
	Corticeira Amorim SGPS SA	25,645	261,836
	CTT-Correios de Portugal SA	77,262	362,944
	EDP Renovaveis SA	23,629	323,485
	Galp Energia SGPS SA	218,168	4,686,502
*	Greenvolt-Energias Renovaveis SA	21,704	192,097
	Ibersol SGPS SA	16,090	120,449
	Jeronimo Martins SGPS SA	23,185	476,956
	Mota-Engil SGPS SA	80,370	347,825
	Navigator Co. SA	253,850	1,121,204
	NOS SGPS SA	174,952	604,287
	REN - Redes Energeticas Nacionais SGPS SA	92,454	223,231
	Semapa-Sociedade de Investimento e Gestao	11,536	195,650
	Sonae SGPS SA	907,317	908,466

TOTAL PORTUGAL			13,730,572

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.9%)
	AEM Holdings Ltd.	166,100	$284,271
*	Avarga Ltd.	188,200	26,916
	Aztech Global Ltd.	100,100	67,274
*	Banyan Tree Holdings Ltd.	210,000	60,517
*††	Best World International Ltd.	87,800	157,345
	Boustead Singapore Ltd.	240,132	167,770
	BRC Asia Ltd.	17,400	26,476
	Bukit Sembawang Estates Ltd.	114,000	279,593
	Bund Center Investment Ltd.	22,000	6,130
	Capitaland India Trust	262,069	191,511
	CapitaLand Investment Ltd.	283,001	547,282
	Centurion Corp. Ltd.	103,500	37,427
#	China Aviation Oil Singapore Corp. Ltd.	226,000	153,525
	China Sunsine Chemical Holdings Ltd.	284,600	86,295
	City Developments Ltd.	218,300	978,406
	Civmec Ltd.	218,300	124,509
	ComfortDelGro Corp. Ltd.	328,000	356,771
*	COSCO Shipping International Singapore Co. Ltd.	849,200	85,624
	CSE Global Ltd.	287,240	88,896
	DBS Group Holdings Ltd.	47,627	1,212,460
#	Delfi Ltd.	179,000	118,994
	DFI Retail Group Holdings Ltd.	42,900	83,297
	Dyna-Mac Holdings Ltd.	229,500	65,783
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	160,720	118,776
	First Resources Ltd.	464,500	478,535
	Food Empire Holdings Ltd.	115,500	108,148
	Frasers Property Ltd.	288,500	168,701
	Frencken Group Ltd.	316,400	334,122
	Fu Yu Corp. Ltd.	518,400	48,151
*	Gallant Venture Ltd.	254,500	23,797
	Genting Singapore Ltd.	293,600	195,940
	Geo Energy Resources Ltd.	537,300	119,799
	Golden Agri-Resources Ltd.	4,891,500	983,854
	Great Eastern Holdings Ltd.	13,900	185,780
	GuocoLand Ltd.	188,733	207,140
	Haw Par Corp. Ltd.	81,600	586,084
	Ho Bee Land Ltd.	133,000	187,790
	Hong Fok Corp. Ltd.	312,980	192,367
	Hong Leong Asia Ltd.	153,400	70,199
	Hong Leong Finance Ltd.	177,800	326,599
	Hongkong Land Holdings Ltd.	214,700	686,005
	Hotel Grand Central Ltd.	68,447	39,073
	Hour Glass Ltd.	179,100	209,554
	HRnetgroup Ltd.	21,600	11,308
	Hutchison Port Holdings Trust.	3,660,400	468,077
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	39,300	211,477
	ISDN Holdings Ltd.	28,600	6,352
*	Japfa Ltd.	480,940	105,748
	Jardine Cycle & Carriage Ltd.	46,944	905,937
	Keppel Infrastructure Trust	641,908	222,687
	Keppel Ltd.	203,500	1,017,888
	Mandarin Oriental International Ltd.	80,500	135,342
	Marco Polo Marine Ltd.	2,024,500	103,504
	Metro Holdings Ltd.	236,900	85,690
	Micro-Mechanics Holdings Ltd.	5,500	5,675
#*††	Midas Holdings Ltd.	1,120,000	0

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Nanofilm Technologies International Ltd.	165,100	$77,981
	Netlink NBN Trust	848,400	530,953
*	Oceanus Group Ltd.	2,050,000	13,423
	Olam Group Ltd.	231,835	199,602
	OUE Ltd.	207,300	160,559
	Oversea-Chinese Banking Corp. Ltd.	202,846	2,105,859
*	Oxley Holdings Ltd.	641,546	40,421
	Pacific Century Regional Developments Ltd.	79,400	19,147
	Pan-United Corp. Ltd.	58,750	19,393
	Propnex Ltd.	72,000	46,600
	Q&M Dental Group Singapore Ltd.	134,040	24,031
	QAF Ltd.	135,353	84,190
	Raffles Medical Group Ltd.	362,498	265,478
	Rex International Holding Ltd.	781,600	74,650
	Riverstone Holdings Ltd.	263,100	150,788
	Samudera Shipping Line Ltd.	148,600	98,659
*	SATS Ltd.	55,592	102,094
#*	Seatrium Ltd.	17,270,462	1,233,724
	Sembcorp Industries Ltd.	330,100	1,290,054
	Sheng Siong Group Ltd.	408,200	462,730
	SIA Engineering Co. Ltd.	46,300	76,456
	Silverlake Axis Ltd.	242,600	46,131
	Sinarmas Land Ltd.	415,000	46,858
	Sing Investments & Finance Ltd.	20,250	14,375
	Singapore Airlines Ltd.	76,950	367,176
	Singapore Exchange Ltd.	91,100	621,441
	Singapore Land Group Ltd.	104,584	137,583
	Singapore Post Ltd.	1,109,000	365,125
	Singapore Technologies Engineering Ltd.	102,600	301,386
	Singapore Telecommunications Ltd.	44,900	78,045
	Stamford Land Corp. Ltd.	442,011	123,007
	StarHub Ltd.	239,500	204,774
	Straits Trading Co. Ltd.	119,032	127,921
#*††	Swiber Holdings Ltd.	379,000	0
	Thomson Medical Group Ltd.	1,296,800	48,478
	Tuan Sing Holdings Ltd.	320,637	58,593
	UMS Holdings Ltd.	343,227	336,995
	United Overseas Bank Ltd.	125,282	2,780,106
	UOB-Kay Hian Holdings Ltd.	267,893	276,523
	UOL Group Ltd.	185,587	792,410
	Valuetronics Holdings Ltd.	270,700	116,823
	Venture Corp. Ltd.	74,900	793,583
	Wilmar International Ltd.	332,100	780,625
	Wing Tai Holdings Ltd.	281,768	302,925
	Yangzijiang Shipbuilding Holdings Ltd.	1,333,700	1,711,953
	Yeo Hiap Seng Ltd.	10,387	4,334

TOTAL SINGAPORE			31,271,133

SPAIN — (2.3%)
	Acciona SA	9,885	1,142,766
	Acerinox SA	122,038	1,314,791
	ACS Actividades de Construccion y Servicios SA	51,206	2,050,824
Ω	Aedas Homes SA	11,371	227,239
Ω	Aena SME SA	5,791	1,055,349
#*	Airtificial Intelligence Structures SA	253,298	33,914
	Alantra Partners SA	1,451	14,214
	Almirall SA	53,012	483,819
	Amadeus IT Group SA	29,167	1,851,344
#*	Amper SA	662,347	72,847

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Applus Services SA	117,624	$1,590,213
	Atresmedia Corp. de Medios de Comunicacion SA	76,265	383,012
*	Audax Renovables SA	35,063	63,264
	Banco Bilbao Vizcaya Argentaria SA	638,886	6,908,895
	Banco de Sabadell SA	4,364,413	8,336,918
#	Banco Santander SA	1,197,094	5,824,619
	Banco Santander SA, Sponsored ADR	76,315	366,311
	Bankinter SA	496,359	3,923,301
	CaixaBank SA	610,477	3,219,385
Ω	Cellnex Telecom SA	12,803	423,199
	Cia de Distribucion Integral Logista Holdings SA	34,685	943,412
	CIE Automotive SA	26,019	687,757
	Construcciones y Auxiliar de Ferrocarriles SA	14,510	496,705
*	Distribuidora Internacional de Alimentacion SA	6,113,564	83,734
	Ebro Foods SA	21,788	372,439
*	eDreams ODIGEO SA	37,385	254,539
	Elecnor SA	21,392	460,760
	Enagas SA	119,250	1,748,922
	Ence Energia y Celulosa SA	107,249	381,982
	Endesa SA	35,103	640,126
	Ercros SA	80,582	302,512
	Faes Farma SA	231,737	840,861
	Ferrovial SE.	21,612	777,292
	Fluidra SA	24,041	508,904
Ω	Gestamp Automocion SA	151,060	452,636
Ω	Global Dominion Access SA	69,537	259,893
*	Grifols SA	72,197	660,780
	Grupo Catalana Occidente SA	25,699	995,185
	Grupo Empresarial San Jose SA	8,089	35,077
	Iberdrola SA	224,123	2,748,100
	Iberpapel Gestion SA	7,549	151,296
	Indra Sistemas SA	92,266	1,763,825
	Industria de Diseno Textil SA	48	2,186
	Laboratorio Reig Jofre SA	5,729	15,228
	Laboratorios Farmaceuticos Rovi SA	9,465	849,426
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros.	138,250	149,429
	Mapfre SA	743,712	1,794,254
*	Melia Hotels International SA	96,198	748,068
	Miquel y Costas & Miquel SA	12,334	151,616
	Naturgy Energy Group SA	10,254	259,358
Ω	Neinor Homes SA	24,106	270,356
*	Obrascon Huarte Lain SA	425,083	153,129
	Pharma Mar SA	2,943	95,174
*	Promotora de Informaciones SA, Class A	55,966	20,447
Ω	Prosegur Cash SA	104,969	58,229
	Realia Business SA	69,253	75,242
	Redeia Corp. SA	38,398	641,001
	Repsol SA, Sponsored ADR	2,816	44,239
	Repsol SA	653,694	10,260,432
	Sacyr SA	377,514	1,312,552
*	Solaria Energia y Medio Ambiente SA	32,763	333,367
*	Soltec Power Holdings SA	1,913	4,645
Ω	Talgo SA	24,071	113,241
*	Tecnicas Reunidas SA	14,017	139,054
#	Telefonica SA, Sponsored ADR	25,417	112,597
	Telefonica SA	910,913	4,080,524
	Tubacex SA	81,389	271,807
Ω	Unicaja Banco SA	1,065,711	1,392,090
	Vidrala SA	11,257	1,183,721

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Viscofan SA	21,061	$1,339,043

TOTAL SPAIN			80,723,416

SWEDEN — (2.6%)
	AAK AB	6,365	163,718
Ω	AcadeMedia AB	82,590	377,598
	AddLife AB, Class B	39,601	364,315
	Addnode Group AB	44,046	453,591
	AddTech AB, Class B	31,649	657,973
	AFRY AB	75,384	1,184,186
	Alfa Laval AB	6,113	260,259
	Alleima AB	167,893	1,043,514
	Alligo AB, Class B	25,464	297,212
Ω	Ambea AB	103,602	594,765
	AQ Group AB	9,691	555,083
	Arise AB	27,161	95,488
	Arjo AB, Class B	198,470	832,978
	Assa Abloy AB, Class B	37,101	980,261
	Atlas Copco AB, Class A	4,644	81,345
	Atrium Ljungberg AB, Class B	3,345	59,123
Ω	Attendo AB	111,723	421,363
#	Avanza Bank Holding AB	17,970	385,098
	Axfood AB	15,489	400,692
	Beijer Alma AB	23,618	446,963
#	Beijer Ref AB	20,444	288,125
	Bergman & Beving AB	26,014	525,505
	Betsson AB, Class B	111,000	1,226,926
#*	Better Collective AS	18,402	492,951
*	BHG Group AB	121,452	150,809
	Bilia AB, Class A	81,311	1,021,263
	Billerud Aktiebolag	128,761	1,067,897
*Ω	BioArctic AB	3,600	63,348
	BioGaia AB, Class B	23,129	246,291
	Biotage AB	15,914	240,122
	Bjorn Borg AB	12,770	55,768
#	Boliden AB	74,532	2,449,471
#*	Bonava AB, Class B	158,508	144,146
Ω	Bravida Holding AB	63,022	426,148
	Bufab AB	21,549	655,495
	Bulten AB	10,121	75,530
	Bure Equity AB	59,793	1,872,034
*	Byggfakta Group Nordic Holdco AB	33,529	157,190
*	Byggmax Group AB	58,163	180,198
*	Camurus AB	7,665	343,727
	Catella AB	32,229	88,300
	Catena AB	6,615	289,504
#*	Catena Media PLC	46,036	36,069
	Cellavision AB	4,963	100,756
	Cibus Nordic Real Estate AB publ	13,270	172,830
#*	Cint Group AB	158,584	169,486
	Clas Ohlson AB, Class B	53,721	648,322
	Cloetta AB, Class B	264,928	394,505
	Concentric AB	25,480	438,842
Ω	Coor Service Management Holding AB	70,203	305,073
	Corem Property Group AB, Class B	61,043	45,351
	CTT Systems AB	383	12,105
	Dios Fastigheter AB	22,774	174,001
Ω	Dometic Group AB	154,262	1,102,375
*Ω	Dustin Group AB	269,524	306,225

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Eastnine AB	14,309	$215,304
	Elanders AB, Class B	9,022	80,469
#*	Electrolux AB, Class B	18,853	163,931
	Electrolux Professional AB, Class B	86,569	558,968
#	Elekta AB, Class B	43,502	309,770
*	Enea AB	14,517	79,428
#	Engcon AB	7,140	58,712
	Eolus Vind AB, Class B	781	5,031
	Ependion AB	17,085	167,684
	Essity AB, Class A	1,404	34,813
	Essity AB, Class B	23,376	583,225
Ω	Evolution AB	409	45,188
	Ework Group AB	3,688	47,985
	Fabege AB	14,979	114,564
	Fagerhult Group AB	32,555	208,899
	Fasadgruppen Group AB	1,155	7,170
#	FastPartner AB, Class A	7,206	48,385
	Fenix Outdoor International AG	2,101	132,342
	Ferronordic AB	1,586	9,432
	Fortnox AB	34,066	198,500
	G5 Entertainment AB	5,363	58,146
	Getinge AB, Class B	35,930	756,413
	Granges AB	95,955	1,133,074
*Ω	Green Landscaping Group AB	10,414	79,946
#	H & M Hennes & Mauritz AB, Class B	13,689	217,584
#	Hanza AB	20,067	104,482
	Heba Fastighets AB, Class B	9,928	29,318
	Hemnet Group AB	20,017	520,215
	Hexagon AB, Class B	53,127	555,760
#	Hexatronic Group AB	30,112	91,800
	Hexpol AB	49,640	561,683
	HMS Networks AB	11,592	429,606
*Ω	Hoist Finance AB	57,212	272,165
#	Holmen AB, Class B	14,715	573,109
	Hufvudstaden AB, Class A	8,167	94,864
*	Humana AB	36,020	96,683
	Husqvarna AB, Class A	5,896	48,127
	Husqvarna AB, Class B	57,812	468,925
	IAR Systems Group AB	1,088	14,665
	Indutrade AB	20,611	474,169
#	Instalco AB	71,074	250,252
#*	International Petroleum Corp.	104,892	1,326,537
#	Intrum AB	39,889	93,305
	INVISIO AB	13,016	284,710
	Inwido AB	92,865	1,143,760
	ITAB Shop Concept AB	14,564	24,986
#	JM AB	56,205	951,821
	Kabe Group AB, Class B	3,063	92,507
*	Karnov Group AB	43,128	257,314
#*	K-fast Holding AB	53,543	87,509
	Kindred Group PLC, SDR	73,728	826,130
#	KNOW IT AB	17,742	229,608
	Lagercrantz Group AB, Class B	41,473	608,547
	Lifco AB, Class B	12,877	311,991
	Lime Technologies AB	4,629	146,973
	Lindab International AB	55,926	1,123,457
	Loomis AB	58,821	1,503,274
*	Medcap AB	6,680	263,448
	Medicover AB, Class B	13,108	205,352

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	MEKO AB	36,541	$372,515
	Micro Systemation AB, Class B	8,848	40,903
*	Midsona AB, Class B	14,941	10,779
*	Millicom International Cellular SA, SDR	87,494	1,795,250
*	Modern Times Group MTG AB, Class B	56,499	483,998
	Momentum Group AB	21,198	265,093
Ω	Munters Group AB	56,724	1,130,927
	Mycronic AB	34,126	1,187,721
#	NCAB Group AB	60,500	393,319
	NCC AB, Class B	72,243	878,645
	Nederman Holding AB	7,183	123,928
*	Net Insight AB, Class B	197,219	93,326
#	New Wave Group AB, Class B	77,641	707,022
#	Nibe Industrier AB, Class B	14,970	69,075
#*	Nobia AB	428,080	174,335
#	Nolato AB, Class B	107,387	526,947
	Nordic Paper Holding AB	39,537	197,784
	Nordic Waterproofing Holding AB	14,468	213,875
#	Nordnet AB publ	24,737	439,796
*	Norion Bank AB	48,614	179,596
#*	Note AB	13,112	165,773
	NP3 Fastigheter AB	6,538	136,935
	Nyfosa AB	37,694	326,083
	OEM International AB, Class B	32,861	323,557
#*	Orron Energy AB	7,830	5,153
*	OX2 AB	14,491	52,276
	Pandox AB	42,557	658,119
	Peab AB, Class B	140,435	856,140
	Platzer Fastigheter Holding AB, Class B	16,143	130,497
	Prevas AB, Class B	1,119	12,051
*	Pricer AB, Class B	121,671	125,173
	Proact IT Group AB	22,579	213,680
	Ratos AB, Class B	169,151	587,093
*	RaySearch Laboratories AB	22,668	246,741
	Rejlers AB	9,352	119,593
Ω	Resurs Holding AB	109,633	164,972
	Rottneros AB	66,194	69,127
	Rvrc Holding AB	26,752	151,316
	Saab AB, Class B	5,249	415,557
	Sagax AB, Class B	6,790	170,036
	Samhallsbyggnadsbolaget i Norden AB	116,878	41,920
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	7,124
#	Sandvik AB	53,653	1,069,494
	Scandi Standard AB	39,294	273,255
#*Ω	Scandic Hotels Group AB	194,979	1,022,254
*	Sdiptech AB, Class B	23,998	611,477
	Sectra AB, Class B	25,966	510,917
	Securitas AB, Class B	105,936	1,061,648
#*	Sedana Medical AB	27,416	56,119
*	Sensys Gatso Group AB	13,439	92,585
*Ω	Sinch AB	494,149	1,117,262
*	Sivers Semiconductors AB	158,141	93,347
	Skandinaviska Enskilda Banken AB, Class A	163,787	2,145,023
	Skandinaviska Enskilda Banken AB, Class C	2,134	28,302
	Skanska AB, Class B	70,625	1,213,218
	SKF AB, Class A	6,538	134,675
	SKF AB, Class B	75,257	1,547,138
	SkiStar AB	28,609	396,308
	Softronic AB, Class B	1,960	3,692

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Solid Forsakring AB	13,245	$86,706
#	SSAB AB, Class A	127,083	712,833
	SSAB AB, Class B	335,848	1,868,113
*	Stendorren Fastigheter AB	2,929	47,889
*	Stillfront Group AB	430,613	409,226
#	Storskogen Group AB, Class B	1,167,454	625,470
	Svedbergs Group AB	5,412	20,852
	Svenska Cellulosa AB SCA, Class A	4,829	70,161
	Svenska Cellulosa AB SCA, Class B	100,075	1,466,625
	Svenska Handelsbanken AB, Class A	134,462	1,153,055
#	Svenska Handelsbanken AB, Class B	4,398	47,183
	Sweco AB, Class B	28,288	303,018
#	Swedbank AB, Class A	78,181	1,494,998
*	Swedish Orphan Biovitrum AB	21,156	546,101
	Synsam AB	47,958	220,113
	Systemair AB	55,101	373,389
	Tele2 AB, Class B	66,522	620,456
	Telefonaktiebolaget LM Ericsson, Class A	3,076	15,702
	Telefonaktiebolaget LM Ericsson, Class B	175,143	888,831
	Telia Co. AB	1,228,543	2,810,262
	Tethys Oil AB	30,538	100,894
*	TF Bank AB	4,223	80,232
Ω	Thule Group AB	14,968	422,543
	Trelleborg AB, Class B	26,253	925,219
	Troax Group AB	16,507	332,107
#*	Truecaller AB, Class B	61,959	196,876
	VBG Group AB, Class B	15,984	559,355
	Vitec Software Group AB, Class B	3,696	176,797
	Vitrolife AB	14,595	217,989
	Volati AB	14,187	132,317
	Volvo AB, Class A	17,854	470,207
	Volvo AB, Class B	122,274	3,112,262
*	Volvo Car AB	68,840	14,055
*	Volvo Car AB, Class B	84,088	261,029
#	Wallenstam AB, Class B	21,952	97,037
	Wihlborgs Fastigheter AB	18,133	151,875
	XANO Industri AB, Class B	8,866	74,589

TOTAL SWEDEN			91,751,058

SWITZERLAND — (7.1%)
	ABB Ltd.	72,287	3,512,312
	Accelleron Industries AG	25,855	1,005,224
	Adecco Group AG	146,457	5,123,426
#	Alcon, Inc.	97,268	7,516,037
	Allreal Holding AG	13,575	2,192,393
	ALSO Holding AG	7,288	1,795,159
*	ams-OSRAM AG	712,817	856,134
	APG SGA SA	844	190,705
	Arbonia AG	40,199	529,521
*	Aryzta AG	926,815	1,754,678
	Ascom Holding AG	27,664	221,916
#	Autoneum Holding AG	4,317	689,567
*	Avolta AG	50,110	1,895,002
	Baloise Holding AG	34,694	5,242,709
	Banque Cantonale de Geneve	1,851	599,497
	Banque Cantonale Vaudoise	26,772	2,799,670
	Barry Callebaut AG	1,085	1,753,330
*	Basilea Pharmaceutica AG	5,038	216,226
	Belimo Holding AG	3,269	1,512,525

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	2,043	$592,509
	Bellevue Group AG	8,953	177,731
	Berner Kantonalbank AG	4,969	1,357,612
	BKW AG	1,602	237,798
	Bossard Holding AG, Class A	6,265	1,424,547
	Bucher Industries AG	7,246	2,784,303
	Burckhardt Compression Holding AG	2,822	1,797,400
	Burkhalter Holding AG	2,362	259,002
	Bystronic AG	1,238	550,603
#	Calida Holding AG	5,059	159,531
	Carlo Gavazzi Holding AG	465	153,814
	Cembra Money Bank AG	27,467	2,099,858
	Chocoladefabriken Lindt & Spruengli AG	7	807,819
#*	Cicor Technologies Ltd.	1,805	98,538
	Cie Financiere Richemont SA, Class A	35,986	4,974,238
	Cie Financiere Tradition SA	1,356	213,491
	Clariant AG	196,837	2,944,842
	Coltene Holding AG	2,716	151,739
	Comet Holding AG	4,496	1,418,717
	COSMO Pharmaceuticals NV	4,269	335,127
	CPH Chemie & Papier Holding AG	349	32,633
#	Daetwyler Holding AG	3,451	714,509
	DKSH Holding AG	32,517	2,119,110
#*	DocMorris AG	4,104	361,978
	dormakaba Holding AG	1,975	1,051,148
	DSM-Firmenich AG	6,231	698,835
	EFG International AG	130,685	1,519,547
	Emmi AG	1,461	1,421,350
	EMS-Chemie Holding AG	314	250,520
	Energiedienst Holding AG	5,362	225,206
	Feintool International Holding AG	4,612	89,430
	Flughafen Zurich AG	21,469	4,298,111
	Forbo Holding AG	835	964,417
	Fundamenta Real Estate AG	2,571	46,414
Ω	Galenica AG	50,748	3,883,150
#*	GAM Holding AG	69,471	21,645
	Geberit AG	3,448	1,840,478
	Georg Fischer AG	70,689	4,933,773
	Givaudan SA	529	2,262,411
	Glarner Kantonalbank	2,221	52,293
	Gurit Holding AG, Class BR	2,499	159,423
#	Helvetia Holding AG	29,697	3,884,532
#	Hiag Immobilien Holding AG	1,074	86,933
	Holcim AG	114,677	9,606,428
	Huber & Suhner AG	16,328	1,298,887
	Hypothekarbank Lenzburg AG	6	27,181
	Implenia AG	12,126	443,405
*	Ina Invest Holding AG	1,743	35,088
	Inficon Holding AG	1,096	1,523,878
	Interroll Holding AG	430	1,383,861
	Intershop Holding AG	2,455	328,963
	Investis Holding SA	2,438	261,461
	Julius Baer Group Ltd.	113,461	6,088,130
	Jungfraubahn Holding AG	3,807	845,031
	Kardex Holding AG	5,196	1,374,769
#	Komax Holding AG	3,885	668,342
*	Kudelski SA	29,355	45,530
#	Kuehne & Nagel International AG	6,334	1,674,054
	Landis & Gyr Group AG	23,146	1,712,434

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	LEM Holding SA	284	$483,678
	Liechtensteinische Landesbank AG	15,013	1,146,057
#	Logitech International SA	53,779	4,203,914
	Lonza Group AG	2,702	1,491,486
	Luzerner Kantonalbank AG	17,799	1,314,665
Ω	Medacta Group SA	3,246	392,319
Ω	Medmix AG	23,281	381,958
	Meier Tobler Group AG	5,366	179,719
	Metall Zug AG, Class B	179	246,868
	Mikron Holding AG	9,173	178,613
	Mobilezone Holding AG	27,329	390,926
	Mobimo Holding AG	9,533	2,668,700
*	Molecular Partners AG	4,682	16,924
*Ω	Montana Aerospace AG	4,007	77,439
	Nestle SA	75,697	7,599,991
	Novartis AG, Sponsored ADR	91,541	8,891,377
	Novartis AG	23,271	2,258,625
	Novavest Real Estate AG	352	13,030
	OC Oerlikon Corp. AG	129,503	560,297
*	Orascom Development Holding AG	10,410	47,746
	Orell Fuessli AG	184	16,036
	Orior AG	6,068	433,661
	Partners Group Holding AG	2,214	2,848,457
*	Phoenix Mecano AG	604	324,572
	Plazza AG, Class A	723	236,820
#*Ω	PolyPeptide Group AG	13,862	457,371
	PSP Swiss Property AG	7,620	941,995
	Rieter Holding AG	2,247	314,113
	Romande Energie Holding SA	2,225	140,051
*	Sandoz Group AG	37,094	1,260,717
*	Sandoz Group AG, ADR	22,234	753,274
	Schindler Holding AG	2,290	557,967
	Schweiter Technologies AG	831	372,598
#*	Schweizerische Nationalbank	5	22,088
*Ω	Sensirion Holding AG	4,850	318,404
#	SFS Group AG	17,605	2,088,076
	SGS SA	13,149	1,157,843
	Siegfried Holding AG	3,728	3,562,411
#	SIG Group AG	214,669	4,289,806
	Sika AG	1,591	452,578
	SKAN Group AG	1,523	136,064
	Softwareone Holding AG	40,383	686,702
	Sonova Holding AG	4,773	1,319,411
#	St. Galler Kantonalbank AG	2,952	1,518,871
#	Stadler Rail AG	33,438	992,010
	Straumann Holding AG	6,174	820,756
	Sulzer AG	19,275	2,334,590
#	Swatch Group AG	25,681	2,628,797
	Swiss Life Holding AG	10,474	7,067,390
	Swiss Prime Site AG	56,955	5,258,816
	Swiss Re AG	133,697	14,533,581
#*	Swiss Steel Holding AG	513,876	47,332
	Swisscom AG	14,020	7,691,464
	Swissquote Group Holding SA	10,916	2,952,497
	Temenos AG	22,726	1,413,725
	Thurgauer Kantonalbank	690	95,200
	Trifork Holding AG	2,102	34,700
	TX Group AG	2,435	378,849
	u-blox Holding AG	6,394	591,494

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	UBS Group AG	311,979	$8,262,254
	Valiant Holding AG	15,622	1,823,664
#	Varia U.S. Properties AG	756	29,058
Ω	VAT Group AG	5,791	2,883,111
	Vaudoise Assurances Holding SA	863	419,691
	Vetropack Holding AG	10,541	356,201
#	Vontobel Holding AG	39,476	2,215,873
	VP Bank AG, Class A	3,150	314,281
	VZ Holding AG	9,592	1,106,203
*	V-ZUG Holding AG	2,035	126,037
	Walliser Kantonalbank	1,792	222,984
	Warteck Invest AG	44	86,095
	Ypsomed Holding AG	2,211	788,089
	Zehnder Group AG	9,149	533,416
	Zug Estates Holding AG, Class B	260	508,644
	Zuger Kantonalbank AG	100	934,912
	Zurich Insurance Group AG	11,534	5,582,990

TOTAL SWITZERLAND			249,969,460

UNITED KINGDOM — (11.7%)
	3i Group PLC	177,326	6,335,404
	4imprint Group PLC	13,580	1,049,573
	abrdn PLC	1,585,953	2,892,114
*	Accesso Technology Group PLC	19,087	157,355
*	Accrol Group Holdings PLC	111,506	53,279
	Admiral Group PLC	26,267	894,053
	Advanced Medical Solutions Group PLC	97,313	230,617
	AG Barr PLC	56,112	399,466
Ω	Airtel Africa PLC	584,487	807,149
	AJ Bell PLC	138,023	556,517
Ω	Alfa Financial Software Holdings PLC	54,419	117,149
#	Alliance Pharma PLC	303,543	128,952
*	Alphawave IP Group PLC	123,700	196,640
	Anglo American PLC	66,159	2,161,908
	Anglo-Eastern Plantations PLC	16,732	147,776
	Antofagasta PLC	36,124	990,945
*	AO World PLC	138,838	182,298
#*	Ascential PLC	236,861	920,950
	Ashmore Group PLC	240,239	578,979
	Ashtead Group PLC	42,023	3,051,370
	Ashtead Technology Holdings PLC	7,785	79,270
#*	ASOS PLC	13,541	56,341
	Associated British Foods PLC	34,468	1,140,811
*Ω	Aston Martin Lagonda Global Holdings PLC	35,685	65,876
	AstraZeneca PLC, Sponsored ADR	47,268	3,586,696
	Atalaya Mining PLC	46,121	255,578
*	Auction Technology Group PLC	37,362	231,179
Ω	Auto Trader Group PLC	142,369	1,234,265
	Aviva PLC	398,261	2,312,363
	Avon Rubber PLC	6,896	102,598
	B&M European Value Retail SA	278,741	1,798,874
	Babcock International Group PLC	292,704	1,852,239
	BAE Systems PLC	104,517	1,738,349
Ω	Bakkavor Group PLC	145,601	219,894
	Balfour Beatty PLC	330,754	1,499,963
	Bank of Georgia Group PLC	39,753	2,661,823
#	Barclays PLC, Sponsored ADR	626,038	6,410,629
	Barclays PLC	741,727	1,870,111
	Barratt Developments PLC	544,719	3,077,728

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Beazley PLC	168,553	$1,394,568
	Begbies Traynor Group PLC	26,069	35,391
	Bellway PLC	115,055	3,615,692
	Berkeley Group Holdings PLC	32,278	1,895,547
	Bloomsbury Publishing PLC	70,695	470,049
	Bodycote PLC	148,548	1,277,765
#*	boohoo Group PLC	427,152	178,025
	BP PLC	1,487,940	9,590,721
	Braemar PLC	15,684	54,229
	Breedon Group PLC	128,128	575,718
Ω	Bridgepoint Group PLC	78,295	221,588
	British American Tobacco PLC, Sponsored ADR	26,809	788,721
	British American Tobacco PLC	156,808	4,603,298
	Britvic PLC	135,850	1,498,118
	Brooks Macdonald Group PLC	5,338	127,744
	BT Group PLC	3,679,595	4,705,479
	Bunzl PLC	21,838	837,439
	Burberry Group PLC	42,007	601,063
	Burford Capital Ltd.	167,950	2,587,931
	Bytes Technology Group PLC	178,397	1,085,074
	C&C Group PLC	306,302	627,852
*	Capita PLC	685,708	114,775
	Capital Ltd.	102,000	131,721
	Capricorn Energy PLC	83,878	177,783
*	Card Factory PLC	237,474	322,642
*	Carnival PLC	7,866	105,471
	Carr’s Group PLC	10,633	17,841
	Castings PLC	10,259	47,777
	Centamin PLC	1,702,835	2,571,405
	Central Asia Metals PLC	117,539	306,302
	Centrica PLC	3,085,043	4,924,566
	Chemring Group PLC	124,115	580,054
	Chesnara PLC	117,171	367,411
	Clarkson PLC	22,442	1,087,718
	Close Brothers Group PLC	135,667	770,997
Ω	CMC Markets PLC	85,373	279,028
	Coats Group PLC	1,046,043	1,059,137
	Coca-Cola HBC AG	21,940	708,195
	Compass Group PLC	11,638	323,696
	Computacenter PLC	40,306	1,292,221
Ω	ConvaTec Group PLC	278,013	864,985
	Costain Group PLC	195,454	202,193
	Cranswick PLC	30,649	1,646,014
	Crest Nicholson Holdings PLC	340,903	786,929
	Croda International PLC	10,768	616,726
*	Currys PLC	907,534	700,214
	CVS Group PLC	25,006	304,484
*	Darktrace PLC	23,030	171,915
	DCC PLC	33,370	2,278,860
*Ω	Deliveroo PLC	7,138	11,908
	DFS Furniture PLC	197,410	285,895
*	Dialight PLC	11,223	22,927
	Diploma PLC	22,961	1,037,850
	Direct Line Insurance Group PLC	712,007	1,653,069
	DiscoverIE Group PLC	57,635	503,012
	Domino’s Pizza Group PLC	123,555	500,877
	dotdigital group PLC	73,697	85,670
	Dowlais Group PLC	878,299	892,681
	Dr Martens PLC	256,863	243,742

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Drax Group PLC	255,511	$1,654,981
	DS Smith PLC	1,173,929	5,114,259
	Dunelm Group PLC	58,420	735,961
	easyJet PLC	83,048	556,260
	Ecora Resources PLC	174,859	179,446
*	EKF Diagnostics Holdings PLC	91,324	32,885
*	Elementis PLC	401,720	706,356
	Energean PLC	48,858	670,053
*	EnQuest PLC	1,569,624	325,772
	Entain PLC	53,462	521,586
	Epwin Group PLC	15,000	17,061
	Essentra PLC	202,586	445,228
*††	Evraz PLC	67,028	0
	Experian PLC	35,216	1,420,400
	FDM Group Holdings PLC	46,095	200,394
*	Ferrexpo PLC	4,472	2,830
	Firstgroup PLC	873,723	1,769,992
	Foresight Group Holdings Ltd	13,028	71,864
Ω	Forterra PLC	129,130	263,804
	Foxtons Group PLC	268,400	194,205
*	Frasers Group PLC	104,381	1,062,242
	Fresnillo PLC	26,989	186,920
	Fuller Smith & Turner PLC, Class A	33,736	254,856
*	Fund Technologies PLC	8,922	142,175
*Ω	Funding Circle Holdings PLC	56,722	46,364
	Future PLC	40,135	331,331
	Galliford Try Holdings PLC	141,591	425,769
	Games Workshop Group PLC	14,940	1,846,497
*	Gaming Realms PLC	94,312	43,357
	Gamma Communications PLC	39,012	635,780
	GB Group PLC	197,950	711,099
*	Gem Diamonds Ltd	27,930	3,159
#	Genel Energy PLC	192,815	205,776
	Genuit Group PLC	194,465	1,051,033
*	Georgia Capital PLC	33,216	564,345
	Glencore PLC	866,512	5,041,854
*Ω	Global Ports Holding PLC	2,501	6,779
	Gooch & Housego PLC	17,542	120,478
	Goodwin PLC	286	24,467
	Grafton Group PLC	179,243	2,108,297
	Grainger PLC	638,297	2,036,351
*	Greencore Group PLC	360,176	589,186
	Greggs PLC	68,837	2,329,579
*	Griffin Mining Ltd	37,665	73,846
	GSK PLC	71,764	1,488,890
*	Gulf Keystone Petroleum Ltd.	198,407	291,509
*	Gulf Marine Services PLC	275,552	74,668
*Ω	Gym Group PLC	139,910	191,670
	H&T Group PLC	19,362	101,551
	Haleon PLC	16,968	71,662
#	Haleon PLC, ADR	77,488	660,973
	Halfords Group PLC	226,500	425,348
	Halma PLC	17,896	490,473
	Harbour Energy PLC	390,511	1,395,481
	Hargreaves Lansdown PLC	163,382	1,651,030
	Hargreaves Services PLC	18,198	129,268
	Harworth Group PLC	110,532	191,471
	Hays PLC	720,134	826,963
	Headlam Group PLC	57,641	126,530

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Helical PLC	131,806	$335,446
*	Helios Towers PLC	206,248	251,830
	Henry Boot PLC	89,268	207,560
	Hikma Pharmaceuticals PLC	44,985	1,080,116
	Hill & Smith PLC	66,958	1,571,653
	Hilton Food Group PLC	54,952	625,742
	Hiscox Ltd.	171,383	2,628,312
*	Hochschild Mining PLC	303,810	586,463
	Hollywood Bowl Group PLC	172,130	734,026
*Ω	Hostelworld Group PLC	38,772	77,508
	Howden Joinery Group PLC	291,182	3,169,434
	HSBC Holdings PLC	160,618	1,392,229
	HSBC Holdings PLC, Sponsored ADR	318,921	13,898,577
	Hunting PLC	163,435	726,395
Ω	Ibstock PLC	243,006	448,186
	IDOX PLC	95,089	77,497
	IG Group Holdings PLC	227,840	2,126,032
	IMI PLC	116,217	2,531,523
	Impax Asset Management Group PLC	37,663	208,561
	Imperial Brands PLC	121,204	2,769,529
	Inchcape PLC	342,938	3,418,036
*	Indivior PLC	92,805	1,665,979
	Informa PLC	79,221	784,279
	IntegraFin Holdings PLC	160,767	598,731
	InterContinental Hotels Group PLC	7,891	769,589
	Intermediate Capital Group PLC	79,330	2,067,646
*	International Distributions Services PLC	651,768	2,196,193
	International Personal Finance PLC	210,603	274,113
	Intertek Group PLC	21,290	1,310,326
	Investec PLC	218,299	1,382,767
	iomart Group PLC	69,693	112,081
	IP Group PLC	933,228	558,469
#*	IQE PLC	556,847	198,536
	ITV PLC	2,332,839	2,046,781
*	IWG PLC	340,559	786,274
*	J D Wetherspoon PLC	88,179	796,040
	J Sainsbury PLC	1,121,075	3,677,324
*	James Fisher & Sons PLC	40,986	140,944
	James Halstead PLC	86,598	215,722
	JD Sports Fashion PLC	540,948	774,462
	JET2 PLC	32,832	587,123
*	John Wood Group PLC	627,385	1,157,667
	Johnson Matthey PLC	100,576	2,202,649
	Johnson Service Group PLC	328,832	530,179
	Jupiter Fund Management PLC	300,245	289,418
*Ω	Just Eat Takeaway.com NV	36,848	536,391
	Just Group PLC	955,070	1,228,187
	Kainos Group PLC	43,100	528,435
	Keller Group PLC	100,044	1,372,705
	Kier Group PLC	334,656	559,863
	Kingfisher PLC	1,163,898	3,585,182
	Kitwave Group PLC	15,525	75,084
	Knights Group Holdings PLC	21,763	35,048
	Lancashire Holdings Ltd.	204,562	1,549,555
	Legal & General Group PLC	494,866	1,452,679
	Liontrust Asset Management PLC	39,029	328,368
	Lloyds Banking Group PLC	11,033,128	7,120,590
	Lloyds Banking Group PLC, ADR	328,830	841,805
	Lok’nStore Group PLC	6,359	87,926

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	London Investment Group PLC	13,255	$55,782
	London Stock Exchange Group PLC	11,595	1,278,254
	LSL Property Services PLC	48,154	179,463
Ω	Luceco PLC	28,120	57,816
	M&G PLC	1,131,708	2,833,262
	Macfarlane Group PLC	112,976	204,584
	Man Group PLC	1,008,173	3,233,112
	Marks & Spencer Group PLC	1,284,526	4,092,426
	Marshalls PLC	185,442	619,917
*	Marston’s PLC	605,029	210,908
*	McBride PLC	58,898	81,802
	Me Group International PLC	200,583	400,866
	Mears Group PLC	152,156	686,239
	Melrose Industries PLC	684,544	5,378,003
#*	Metro Bank Holdings PLC	101,058	42,218
	Midwich Group PLC	7,101	37,440
*	Mitchells & Butlers PLC	346,788	1,044,140
	Mitie Group PLC	727,166	1,055,440
	MJ Gleeson PLC	46,011	287,874
	Mobico Group PLC	385,828	266,055
	Mondi PLC	75,345	1,427,884
	Moneysupermarket.com Group PLC	406,780	1,089,841
	Morgan Advanced Materials PLC	164,077	641,249
	Morgan Sindall Group PLC	52,946	1,492,848
*	Motorpoint group PLC	10,781	18,784
	MP Evans Group PLC	11,690	122,309
	NatWest Group PLC	1,339,359	5,055,251
#	NatWest Group PLC, Sponsored ADR	4,319	33,256
	NCC Group PLC	197,004	333,086
*Ω	Network International Holdings PLC	5,996	29,430
	Next 15 Group PLC	44,684	500,230
	Next PLC	12,595	1,412,630
#*	Nexxen International Ltd	9,296	26,713
*	Nexxen International Ltd., ADR	13,160	71,196
	Ninety One PLC	211,047	438,941
	Norcros PLC	69,910	160,334
*	Ocado Group PLC	29,180	127,757
*Ω	On the Beach Group PLC	112,545	202,319
	OSB Group PLC	279,991	1,433,751
	Oxford Instruments PLC	26,479	743,196
*	Oxford Nanopore Technologies PLC	35,813	43,992
	Pagegroup PLC	206,747	1,148,900
	Pan African Resources PLC	1,311,318	396,406
#*	Pantheon Resources PLC	319,673	142,465
	Paragon Banking Group PLC	264,262	2,356,717
	PayPoint PLC	20,194	132,999
	Pearson PLC	8,619	104,581
	Pearson PLC, Sponsored ADR	83,518	1,017,249
	Pennon Group PLC	48,637	404,571
*	Pensana PLC	38,968	11,326
	Persimmon PLC	270,973	4,387,873
*	Petra Diamonds Ltd	132,566	80,514
	Pets at Home Group PLC	385,996	1,409,127
	Pharos Energy PLC	192,876	56,650
	Phoenix Group Holdings PLC	243,633	1,483,897
*	Phoenix Spree Deutschland Ltd.	7,891	14,418
	Pinewood Technologies Group PLC	49,253	204,850
*	Playtech PLC	191,755	1,266,723
	Plus500 Ltd.	70,396	1,904,192

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings PLC	61,756	$418,326
	Porvair PLC	10,071	77,192
	PPHE Hotel Group Ltd.	12,613	232,398
	Premier Foods PLC	912,815	1,833,936
	Prudential PLC, ADR	20,147	353,781
	Prudential PLC	25,712	223,626
#*	PureTech Health PLC	111,100	299,316
*	PureTech Health PLC, ADR	308	8,328
	PZ Cussons PLC	137,253	173,157
	QinetiQ Group PLC	337,891	1,442,014
Ω	Quilter PLC	1,242,696	1,699,728
*	Rank Group PLC	159,082	165,607
	Rathbones Group PLC	17,840	363,233
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	529,667	487,370
	Reckitt Benckiser Group PLC	23,499	1,313,759
	Record PLC	85,439	66,173
	Redde Northgate PLC	219,678	1,050,500
	Redrow PLC	251,666	2,023,380
	RELX PLC	1,141	46,923
	Renew Holdings PLC	50,132	593,413
*	Renewi PLC	85,801	602,274
	Renishaw PLC	5,021	258,892
*	Renold PLC	34,869	21,568
	Rentokil Initial PLC	224,538	1,133,462
	RHI Magnesita NV	5,863	263,758
	Ricardo PLC	40,535	230,287
	Rightmove PLC	134,417	861,048
	Rio Tinto PLC	7,021	475,046
	Rio Tinto PLC, Sponsored ADR	50,500	3,425,415
	Robert Walters PLC	41,421	205,136
*	Rockhopper Exploration PLC	463,317	78,818
*	Rolls-Royce Holdings PLC	121	620
	Rotork PLC	275,318	1,106,760
	RS Group PLC	85,017	778,824
	RWS Holdings PLC	240,856	518,695
	S&U PLC	1,358	32,551
*	S4 Capital PLC	102,501	62,422
Ω	Sabre Insurance Group PLC	137,586	275,633
*	Saga PLC	93,780	123,382
	Sage Group PLC	70,743	1,025,837
*	Savannah Energy PLC	548,390	191,867
	Savills PLC	93,815	1,267,937
	Schroders PLC	180,895	793,060
	Secure Trust Bank PLC	14,943	131,335
	Senior PLC	285,068	579,919
	Serco Group PLC	812,170	1,852,316
	Serica Energy PLC	84,391	195,413
	Severfield PLC	297,255	250,628
	Severn Trent PLC	21,283	656,033
	Shell PLC	153,886	5,470,431
	Shell PLC, ADR	404,410	28,980,021
*	SIG PLC	517,524	168,790
*	Sigmaroc PLC	228,265	186,142
	Sirius Real Estate Ltd.	448,093	545,000
#	Smith & Nephew PLC, Sponsored ADR	3,930	94,831
	Smith & Nephew PLC	40,935	495,954
	Smiths Group PLC	46,644	940,341
	Softcat PLC	59,464	1,163,907

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	SolGold PLC	336,778	$38,497
	Spectris PLC	17,030	704,414
	Speedy Hire PLC	416,432	143,604
	Spirax-Sarco Engineering PLC	6,299	693,126
Ω	Spire Healthcare Group PLC	283,006	869,790
	Spirent Communications PLC	234,685	567,298
	SSE PLC	53,075	1,103,238
	SSP Group PLC	330,404	808,399
	St. James’s Place PLC	37,073	200,613
	Standard Chartered PLC	478,302	4,109,350
	SThree PLC	99,863	527,724
	Strix Group PLC	10,709	10,314
*††	Studio Retail Group PLC	41,980	0
*	Synthomer PLC	79,786	258,210
	Tate & Lyle PLC	191,031	1,566,194
	Tatton Asset Management PLC	1,745	12,339
	Taylor Wimpey PLC	2,047,874	3,355,693
	TBC Bank Group PLC	37,375	1,612,510
	TClarke PLC	5,747	11,571
	Team Internet Group PLC	81,639	140,766
	Telecom Plus PLC	43,906	952,171
	Tesco PLC	856,362	3,161,747
*	THG PLC	542,888	427,979
Ω	TI Fluid Systems PLC	269,680	463,992
	Topps Tiles PLC	105,193	56,469
	TP ICAP Group PLC	681,270	1,763,561
	Travis Perkins PLC	189,738	1,776,006
	Trifast PLC	55,451	53,439
	TT Electronics PLC	169,196	376,304
#*	Tullow Oil PLC	442,223	199,736
	Tyman PLC	134,473	630,755
	Ultimate Products PLC	14,356	31,409
	United Utilities Group PLC	33,126	431,803
	Vanquis Banking Group PLC	140,961	84,527
	Vertu Motors PLC	300,751	264,560
	Vesuvius PLC	250,519	1,495,789
#*	Victoria PLC	5,516	13,333
	Victorian Plumbing Group PLC	23,017	22,071
	Victrex PLC	18,473	291,533
	Videndum PLC	36,341	125,220
	Virgin Money U.K. PLC	997,280	2,651,648
	Vistry Group PLC	254,192	3,775,924
	Vodafone Group PLC	6,364,452	5,367,151
#	Vodafone Group PLC, Sponsored ADR	52,953	445,336
	Volex PLC	38,790	156,015
	Volution Group PLC	82,717	445,885
	Vp PLC	2,603	20,523
*Ω	Watches of Switzerland Group PLC	117,053	490,988
	Watkin Jones PLC	116,686	64,707
	Weir Group PLC	51,445	1,312,741
	WH Smith PLC	63,838	873,194
	Whitbread PLC	58,600	2,309,589
	Wickes Group PLC	230,858	417,139
*	Wise PLC, Class A	12,334	118,535
	WPP PLC	78,757	789,394
*	Xaar PLC.	64,800	94,100
	XPS Pensions Group PLC	53,960	179,387
	Young & Co.’s Brewery PLC	4,841	36,764
#	Young & Co.’s Brewery PLC, Class A	24,154	296,875

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Zotefoams PLC	5,031	$24,599

TOTAL UNITED KINGDOM		414,467,030

UNITED STATES — (0.1%)
ADTRAN Holdings, Inc.	61,428	270,321
CRH PLC	16,776	1,298,798
# Diversified Energy Co. PLC	43,714	608,623
Newmont Corp., CDI	55,182	2,234,253
Noble Corp. PLC	2,102	93,101

TOTAL UNITED STATES		4,505,096

TOTAL COMMON STOCKS		3,344,764,624

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Bayerische Motoren Werke AG, 8.806%	12,554	1,289,945
Draegerwerk AG & Co. KGaA, 0.385%	8,308	442,466
Einhell Germany AG, 1.801%	1,540	264,890
FUCHS SE, 2.445%	40,107	1,872,969
Henkel AG & Co. KGaA, 2.489%	11,249	893,640
Jungheinrich AG, 1.957%	31,156	1,158,504
Porsche Automobil Holding SE, 5.339%	33,026	1,682,724
Sartorius AG, 0.262%	1,860	556,058
Sixt SE, 9.373%	14,812	1,024,958
STO SE & Co. KGaA, 3.117%	2,398	411,829
Villeroy & Boch AG, 6.232%	6,471	117,923
Volkswagen AG, 7.568%	33,506	4,104,656

TOTAL GERMANY		13,820,562

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Arafura Rare Earths Ltd. Warrants 06/20/2025	34,868	1,016
* Black Cat Syndicate Ltd. Warrants 11/14/2025	2,760	142
* Galan Lithium Ltd. Warrants 03/20/2029	1,153	90
* Highfield Resources Ltd. Warrants 06/19/2024	1,593	0
* Panoramic Resources Ltd. Warrants 09/16/2024	206,091	0
* Peninsula Energy Ltd. Warrants 02/01/2025	130,609	846
* Spartan Resources Ltd. Rights 05/10/2024	13,030	0

TOTAL AUSTRALIA		2,094

AUSTRIA — (0.0%)
*†† CA Immobilien Anlagen AG Rights	14,098	0
*†† S Immo AG Rights	19,003	0
* Strabag SE Rights	13,090	0

CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	1,092	0

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	10,221	0

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	926,726	$0

TOTAL RIGHTS/WARRANTS		2,094

TOTAL INVESTMENT SECURITIES (Cost $2,508,792,023)		3,358,587,280

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	14,874,702	172,070,557

TOTAL INVESTMENTS — (100.0%) (Cost $2,680,863,989)		$3,530,657,837

As of April 30, 2024, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	109	06/21/24	$28,490,167	$27,615,150	$(875,017)

Total Futures Contracts			$28,490,167	$27,615,150	$(875,017)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,029,041	$215,574,075	$38,680	$217,641,796
Austria	—	21,532,076	—	21,532,076
Belgium	1,520,080	50,696,659	—	52,216,739
Canada	356,234,804	823,245	—	357,058,049
China	1,393,220	313,941	—	1,707,161
Czech Republic	—	22,546	—	22,546
Denmark	52,623	103,167,087	—	103,219,710
Finland	—	54,389,292	—	54,389,292
France	286,551	256,976,945	—	257,263,496
Germany	5,876,308	206,286,459	—	212,162,767
Hong Kong	—	56,947,342	31,683	56,979,025
Ireland	—	23,290,328	—	23,290,328
Israel	1,339,085	27,850,206	—	29,189,291
Italy	1,991,513	103,193,260	—	105,184,773
Japan	11,403,706	793,431,031	—	804,834,737
Netherlands	13,694,906	104,695,439	—	118,390,345
New Zealand	9,834	10,354,038	—	10,363,872
Norway	112,418	32,788,438	—	32,900,856
Portugal	—	13,730,572	—	13,730,572
Singapore	—	31,113,788	157,345	31,271,133
Spain	523,147	80,200,269	—	80,723,416
Sweden	65,622	91,685,436	—	91,751,058
Switzerland	20,231,104	229,738,356	—	249,969,460
United Kingdom	60,616,814	353,850,216	—	414,467,030
United States	1,298,798	3,206,298	—	4,505,096

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$13,820,562	—	$13,820,562
Rights/Warrants
Australia	—	2,094	—	2,094
Securities Lending Collateral	—	172,070,557	—	172,070,557

Total Investments in Securities	$478,679,574	$3,051,750,555	$227,708<>	$3,530,657,837

Financial Instruments
Liabilities
Futures Contracts**	$(875,017)	—	—	(875,017)

Total Financial Instruments	$(875,017)	—	—	$(875,017)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (6.4%)
	ALS Ltd.	175,861	$1,470,376
	Ampol Ltd.	41,055	969,464
	Aristocrat Leisure Ltd.	48,977	1,249,893
	Aurizon Holdings Ltd.	3,322	8,160
#	BHP Group Ltd., Sponsored ADR	439,796	24,259,147
	BHP Group Ltd., Class DI	414,494	11,414,813
	Brambles Ltd.	651,035	6,124,708
	CAR Group Ltd.	31,298	678,650
	Cochlear Ltd.	1,888	393,852
	Coles Group Ltd.	339,105	3,536,600
	Computershare Ltd.	74,606	1,310,706
	Endeavour Group Ltd.	41,099	141,335
	Fortescue Ltd.	430,147	7,129,447
#	IDP Education Ltd.	13,219	137,833
*	James Hardie Industries PLC, CDI	150,492	5,173,608
	JB Hi-Fi Ltd.	45,491	1,775,154
	Lottery Corp. Ltd.	328,285	1,024,082
	Medibank Pvt Ltd.	791,084	1,813,053
	Mineral Resources Ltd.	57,868	2,625,026
#	Pilbara Minerals Ltd.	741,415	1,887,571
	Pro Medicus Ltd.	17,321	1,237,500
*	Qantas Airways Ltd.	79,185	298,757
	Ramsay Health Care Ltd.	13,210	442,802
	REA Group Ltd.	17,975	2,060,439
	Rio Tinto Ltd.	89,943	7,485,446
	Technology One Ltd.	60,633	627,989
	Telstra Group Ltd.	1,018,886	2,407,233
	Wesfarmers Ltd.	210,230	9,006,091
	Whitehaven Coal Ltd.	259,541	1,283,816
	Woodside Energy Group Ltd.	221,140	3,968,351
	Woolworths Group Ltd.	200,106	4,105,597
#	Yancoal Australia Ltd.	71,944	256,835

TOTAL AUSTRALIA			106,304,334

AUSTRIA — (0.2%)
	ANDRITZ AG	2,586	141,153
	OMV AG	46,154	2,190,072
#	Verbund AG	6,062	463,083

TOTAL AUSTRIA			2,794,308

BELGIUM — (0.6%)
	Ageas SA	24,555	1,127,113
	Anheuser-Busch InBev SA	42,007	2,510,917
	KBC Group NV	37,108	2,756,536
#	Solvay SA	27,928	902,172
*	Syensqo SA	27,928	2,588,692

TOTAL BELGIUM			9,885,430

CANADA — (9.7%)
	Alimentation Couche-Tard, Inc.	171,094	9,482,782
	ARC Resources Ltd.	303,606	5,498,055
#	BCE, Inc.	16,155	530,692
	Boyd Group Services, Inc.	3,197	597,831
	BRP, Inc.	3,100	208,566

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian National Railway Co.	111,799	$13,572,488
	Canadian Natural Resources Ltd.	228,942	17,358,382
	CCL Industries, Inc., Class B	51,329	2,621,166
	Celestica, Inc.	5,649	244,771
	Cenovus Energy, Inc.	230,732	4,743,850
*	CGI, Inc.	79,622	8,064,601
	Constellation Software, Inc.	4,241	10,918,746
	Dollarama, Inc.	54,095	4,512,599
	Element Fleet Management Corp.	85,461	1,363,875
#	Empire Co. Ltd., Class A	68,713	1,600,716
	FirstService Corp.	10,444	1,534,404
	George Weston Ltd.	30,609	4,028,208
	GFL Environmental, Inc.	7,579	241,770
	Gildan Activewear, Inc.	60,328	2,090,968
	Imperial Oil Ltd.	39,306	2,710,149
	Keyera Corp.	27,222	698,421
	Kinross Gold Corp.	276,903	1,786,024
	Loblaw Cos. Ltd.	47,513	5,210,157
#	Magna International, Inc.	96,650	4,619,749
*	MEG Energy Corp.	76,900	1,748,984
	Metro, Inc.	40,328	2,062,905
	National Bank of Canada	55,561	4,461,347
	Open Text Corp.	21,163	747,273
	Parkland Corp.	47,523	1,464,025
	Pembina Pipeline Corp.	4,959	174,557
	Quebecor, Inc., Class B	49,134	1,016,836
#	Restaurant Brands International, Inc.	58,537	4,440,328
#	Rogers Communications, Inc., Class B	153,008	5,732,005
	Stantec, Inc.	9,625	766,192
	Suncor Energy, Inc.	312,102	11,919,153
	TC Energy Corp.	65,634	2,352,979
	Teck Resources Ltd., Class B	42,728	2,101,790
	TFI International, Inc.	25,500	3,320,966
	Toromont Industries Ltd.	28,093	2,571,255
#	Tourmaline Oil Corp.	101,517	4,961,365
	Waste Connections, Inc.	14,620	2,369,756
#	Whitecap Resources, Inc.	264,085	2,002,722
	WSP Global, Inc.	15,864	2,407,170

TOTAL CANADA			160,860,578

DENMARK — (4.1%)
	Coloplast AS, Class B	4,869	587,032
	Novo Nordisk AS, Class B	482,065	61,821,073
	Pandora AS	36,743	5,592,280

TOTAL DENMARK			68,000,385

FINLAND — (0.8%)
	Elisa OYJ	44,611	2,011,481
	Kesko OYJ, Class A	45,078	790,579
	Kesko OYJ, Class B	76,913	1,313,088
	Kone OYJ, Class B	84,524	4,120,290
	Metso OYJ	184,415	2,090,731
	Neste OYJ	92,985	2,107,888
	Nordea Bank Abp	81,118	950,562
	Sampo OYJ, Class A	21,024	853,226

TOTAL FINLAND			14,237,845

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (10.1%)
	Airbus SE	115,275	$18,969,393
	Bureau Veritas SA	121,130	3,532,833
	Eiffage SA	39,175	4,179,911
	Getlink SE	4,644	79,058
	Hermes International SCA	6,104	14,612,916
	Kering SA	19,158	6,714,289
#Ω	La Francaise des Jeux SAEM	8,193	308,751
	L’Oreal SA	2,001	938,175
	LVMH Moet Hennessy Louis Vuitton SE	69,704	57,257,376
	Orange SA	727,420	8,096,390
#	STMicroelectronics NV	178,858	7,078,520
	Teleperformance SE	1,603	145,207
#	TotalEnergies SE	636,758	46,227,840

TOTAL FRANCE			168,140,659

GERMANY — (5.8%)
	adidas AG	6,953	1,675,556
	Bayer AG	221,721	6,467,753
	Bayerische Motoren Werke AG	51,319	5,591,169
	Brenntag SE	57,188	4,563,796
	CTS Eventim AG & Co. KGaA	1,699	150,240
	Daimler Truck Holding AG	56,455	2,545,908
	Deutsche Boerse AG	33,520	6,462,386
	Deutsche Post AG	219,519	9,191,245
	Deutsche Telekom AG	866,133	19,839,264
	GEA Group AG	24,342	982,443
	Hannover Rueck SE	144	35,718
#Ω	Hapag-Lloyd AG	5,774	1,063,646
	Hella GmbH & Co. KGaA	134	11,737
	Infineon Technologies AG	213,492	7,408,821
	Knorr-Bremse AG	24,707	1,833,396
	Mercedes-Benz Group AG	155,191	11,738,785
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,402	3,255,463
	Nemetschek SE	19,407	1,714,982
	Puma SE	9,492	438,255
	Rational AG	1,286	1,096,955
	Rheinmetall AG	17,613	9,705,553
	Volkswagen AG	3,713	524,176

TOTAL GERMANY			96,297,247

HONG KONG — (1.5%)
	AIA Group Ltd.	672,600	4,926,360
#	Cathay Pacific Airways Ltd.	102,000	109,808
	Chow Tai Fook Jewellery Group Ltd.	996,600	1,356,022
	HKT Trust & HKT Ltd.	2,020,000	2,230,034
	Hong Kong Exchanges & Clearing Ltd.	235,237	7,474,517
	PRADA SpA	215,800	1,759,915
*Ω	Samsonite International SA	18,000	63,282
	Techtronic Industries Co. Ltd.	464,000	6,412,150
Ω	WH Group Ltd.	1,689,363	1,227,896

TOTAL HONG KONG			25,559,984

IRELAND — (0.4%)
	Kingspan Group PLC	38,555	3,429,374
	Smurfit Kappa Group PLC	81,795	3,544,142

TOTAL IRELAND			6,973,516

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (0.3%)
	Bank Leumi Le-Israel BM	58,029	$452,168
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	675,207
	Delek Group Ltd.	2,421	284,378
	Electra Ltd.	205	77,952
*	Fattal Holdings 1998 Ltd.	1,155	140,129
	First International Bank Of Israel Ltd.	6,412	254,512
#	ICL Group Ltd.	115,400	541,684
	Israel Discount Bank Ltd., Class A	42,444	217,705
	Mizrahi Tefahot Bank Ltd.	32,684	1,190,163
*	Nova Ltd.	6,296	1,065,476
	Shufersal Ltd.	7,058	46,470
*	Teva Pharmaceutical Industries Ltd.	11,865	165,933
*	Tower Semiconductor Ltd.	5,011	164,276

TOTAL ISRAEL			5,276,053

ITALY — (2.3%)
	Amplifon SpA	33,249	1,110,061
	Enel SpA	1,169,593	7,687,081
	Eni SpA	496,029	7,967,063
	Ferrari NV	19,434	8,073,443
	FinecoBank Banca Fineco SpA	68,135	1,043,812
	Moncler SpA	20,562	1,399,906
#	Stellantis NV	471,174	10,425,430

TOTAL ITALY			37,706,796

JAPAN — (20.2%)
	Advantest Corp.	132,000	4,131,686
	Aeon Co. Ltd.	178,400	3,730,040
	Air Water, Inc.	89,500	1,343,861
	Ajinomoto Co., Inc.	82,400	3,063,752
	Asahi Intecc Co. Ltd.	11,600	169,971
	Asics Corp.	25,900	1,110,135
	BayCurrent Consulting, Inc.	51,700	1,100,546
	BIPROGY, Inc.	34,900	1,015,290
	Bridgestone Corp.	86,900	3,834,635
	Capcom Co. Ltd.	137,800	2,268,524
	Chugai Pharmaceutical Co. Ltd.	154,000	4,897,792
	Cosmo Energy Holdings Co. Ltd.	13,000	621,471
	Cosmos Pharmaceutical Corp.	7,200	662,357
	Daicel Corp.	38,900	361,307
	Daikin Industries Ltd.	31,200	4,258,528
	Daito Trust Construction Co. Ltd.	30,999	3,322,917
	Daiwa House Industry Co. Ltd.	88,400	2,487,479
	Dentsu Soken, Inc.	4,500	149,076
	Dexerials Corp.	12,400	464,462
	Disco Corp.	16,400	4,671,470
	DMG Mori Co. Ltd.	29,800	796,629
	Ebara Corp.	30,700	2,530,725
	Fast Retailing Co. Ltd.	32,300	8,445,449
	Food & Life Cos. Ltd.	31,200	589,706
	Fuji Electric Co. Ltd.	33,000	2,052,729
	Fujikura Ltd.	71,500	1,228,679
	Fujitsu Ltd.	344,200	5,317,250
	Fuyo General Lease Co. Ltd.	4,600	394,494
	GMO internet group, Inc.	14,880	244,317
	GMO Payment Gateway, Inc.	8,660	396,118
	Goldwin, Inc.	9,400	570,171
	Hamamatsu Photonics KK	15,082	552,630

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hitachi Construction Machinery Co. Ltd.	13,800	$394,159
	Hitachi Ltd.	209,400	19,319,384
	Horiba Ltd.	5,800	562,711
	Hoya Corp.	63,600	7,373,772
	Ibiden Co. Ltd.	40,400	1,535,744
	Inpex Corp.	249,400	3,735,961
	Internet Initiative Japan, Inc.	47,200	798,575
	Isuzu Motors Ltd.	177,100	2,244,361
	Iwatani Corp.	18,300	1,039,120
	Japan Airlines Co. Ltd.	2,800	49,613
	Japan Exchange Group, Inc.	223,100	5,225,116
	Japan Tobacco, Inc.	157,900	4,247,765
	Kakaku.com, Inc.	5,300	60,964
	KDDI Corp.	445,500	12,362,080
	Kobe Bussan Co. Ltd.	50,200	1,084,183
	Kobe Steel Ltd.	80,600	983,766
	Koei Tecmo Holdings Co. Ltd.	2,100	19,533
	Komatsu Ltd.	141,100	4,212,702
	Konami Group Corp.	24,500	1,478,264
	Kotobuki Spirits Co. Ltd.	2,200	22,652
	Kuraray Co. Ltd.	42,500	470,862
	Kurita Water Industries Ltd.	22,300	883,171
	Lasertec Corp.	14,300	3,084,586
	M3, Inc.	80,600	852,601
	Macnica Holdings, Inc.	12,500	551,163
	Maruwa Co. Ltd.	1,300	273,946
	McDonald’s Holdings Co. Japan Ltd.	28,400	1,249,279
*	Mercari, Inc.	6,102	70,557
	Minebea Mitsumi, Inc.	176,800	3,311,524
	Mitsubishi Chemical Group Corp.	577,900	3,371,391
	Mitsubishi HC Capital, Inc.	364,550	2,360,841
	Mitsubishi Motors Corp.	189,600	600,812
#	Mitsui High-Tec, Inc.	6,300	282,088
#	MonotaRO Co. Ltd.	91,700	1,099,013
	Nichirei Corp.	35,200	881,288
	Nifco, Inc.	28,300	684,108
	Nintendo Co. Ltd.	220,400	10,748,681
	Nippon Express Holdings, Inc.	40,100	2,051,447
	Nippon Sanso Holdings Corp.	82,800	2,459,359
	Nissan Chemical Corp.	53,600	1,827,126
	Niterra Co. Ltd.	39,900	1,308,633
	Nitori Holdings Co. Ltd.	5,300	709,315
	Nitto Denko Corp.	12,100	1,000,496
	Nomura Research Institute Ltd.	69,500	1,681,753
	NTT Data Group Corp.	114,500	1,790,530
	Ono Pharmaceutical Co. Ltd.	84,236	1,213,281
	Open House Group Co. Ltd.	40,500	1,231,615
	Oracle Corp.	14,200	1,065,633
	Oriental Land Co. Ltd.	53,300	1,470,638
	Otsuka Corp.	63,800	1,268,862
	Pan Pacific International Holdings Corp.	177,700	4,173,467
*	Park24 Co. Ltd.	14,601	157,247
	Persol Holdings Co. Ltd.	788,000	1,090,048
	Rakus Co. Ltd.	27,000	272,918
	Recruit Holdings Co. Ltd.	267,200	11,507,598
	Renesas Electronics Corp.	279,500	4,537,893
	Ryohin Keikaku Co. Ltd.	56,000	902,105
	Sankyo Co. Ltd.	51,500	559,394
	Sanwa Holdings Corp.	92,100	1,504,074

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SCREEN Holdings Co. Ltd.	19,000	$1,960,366
	SCSK Corp.	78,100	1,419,795
	Seibu Holdings, Inc.	38,400	597,661
	Seven & i Holdings Co. Ltd.	451,800	5,837,796
	SG Holdings Co. Ltd.	140,300	1,642,224
*	SHIFT, Inc.	4,100	377,148
	Shin-Etsu Chemical Co. Ltd.	348,500	13,490,066
	Shinko Electric Industries Co. Ltd.	30,300	1,063,841
	Skylark Holdings Co. Ltd.	110,300	1,571,848
	Socionext, Inc.	15,100	441,458
	SoftBank Corp.	652,400	7,869,044
	Sompo Holdings, Inc.	94,000	1,860,271
	Sony Group Corp.	328,700	27,167,494
	Subaru Corp.	126,700	2,829,082
	SUMCO Corp.	159,800	2,383,146
#	Sumitomo Forestry Co. Ltd.	36,800	1,133,796
	Sundrug Co. Ltd.	24,600	714,315
	Suzuki Motor Corp.	76,900	895,560
	Sysmex Corp.	121,000	1,934,835
	TDK Corp.	108,800	4,853,675
	TechnoPro Holdings, Inc.	41,101	700,090
	TIS, Inc.	83,600	1,785,410
#	Toei Animation Co. Ltd.	4,500	74,477
	Tokio Marine Holdings, Inc.	239,600	7,572,890
	Tokyo Century Corp.	82,000	816,173
	Tokyo Electron Ltd.	80,300	17,613,463
	Tokyo Seimitsu Co. Ltd.	6,700	435,988
	Tokyu Fudosan Holdings Corp.	8,800	64,471
	Toridoll Holdings Corp.	8,800	211,468
	Toyo Tire Corp.	30,600	578,925
	Toyota Boshoku Corp.	30,900	456,959
	Toyota Tsusho Corp.	29,100	1,850,175
	Trend Micro, Inc.	49,600	2,444,199
	Unicharm Corp.	45,800	1,360,861
	USS Co. Ltd.	177,800	1,358,267
*	Visional, Inc.	3,000	136,885
#	Welcia Holdings Co. Ltd.	22,500	330,813
	Yamaha Motor Co. Ltd.	499,500	4,658,945
	Yaoko Co. Ltd.	5,100	275,718
	Yaskawa Electric Corp.	60,800	2,505,119
	Yokogawa Electric Corp.	33,100	731,371
	Zenkoku Hosho Co. Ltd.	18,700	656,593
	Zensho Holdings Co. Ltd.	36,200	1,403,083
	ZOZO, Inc.	46,300	997,231

TOTAL JAPAN			337,156,959

NETHERLANDS — (5.0%)
	ASML Holding NV	81,919	71,435,258
	Koninklijke KPN NV	629,140	2,286,378
	Universal Music Group NV	67,853	1,995,909
	Wolters Kluwer NV	54,773	8,199,873

TOTAL NETHERLANDS			83,917,418

NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	298,148	96,576
#	Chorus Ltd.	314,405	1,332,176
	Contact Energy Ltd.	35,960	183,590
	Fisher & Paykel Healthcare Corp. Ltd.	39,989	669,726

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Mainfreight Ltd.	15,626	$624,528
	Spark New Zealand Ltd.	549,180	1,543,280

TOTAL NEW ZEALAND			4,449,876

NORWAY — (0.6%)
	Aker BP ASA	47,410	1,149,841
Ω	BW LPG Ltd.	20,926	302,183
	Equinor ASA	245,485	6,531,955
	Frontline PLC	18,297	433,551
	Hafnia Ltd.	51,859	391,004
	Hoegh Autoliners ASA	6,057	63,575
	Kongsberg Gruppen ASA	520	36,708
	Protector Forsikring ASA	5,894	119,146
	Telenor ASA	70,098	805,899
#	Var Energi ASA	12,604	40,919

TOTAL NORWAY			9,874,781

PORTUGAL — (0.2%)
	Galp Energia SGPS SA	113,250	2,432,741
	Jeronimo Martins SGPS SA	26,203	539,041

TOTAL PORTUGAL			2,971,782

SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	424,993	10,819,218
	DFI Retail Group Holdings Ltd.	35,500	68,929
	Jardine Cycle & Carriage Ltd.	29,400	567,368
	Sembcorp Industries Ltd.	350,100	1,368,216
	Singapore Airlines Ltd.	202,300	965,299
	Singapore Exchange Ltd.	295,300	2,014,396
	Singapore Technologies Engineering Ltd.	578,800	1,700,214
	United Overseas Bank Ltd.	19,600	434,939
	Yangzijiang Shipbuilding Holdings Ltd.	107,300	137,732

TOTAL SINGAPORE			18,076,311

SPAIN — (2.2%)
	Acciona SA	6,223	719,417
#	ACS Actividades de Construccion y Servicios SA	16,429	658,005
Ω	Aena SME SA	13,339	2,430,894
	Amadeus IT Group SA	84,138	5,340,569
	Banco Bilbao Vizcaya Argentaria SA	190,242	2,057,272
	Endesa SA	100,465	1,832,044
#	Industria de Diseno Textil SA	167,352	7,619,694
	Repsol SA	493,991	7,753,721
#	Telefonica SA	1,969,495	8,822,541

TOTAL SPAIN			37,234,157

SWEDEN — (2.6%)
	AddTech AB, Class B	79,454	1,651,825
	Atlas Copco AB, Class A	530,564	9,293,403
	Atlas Copco AB, Class B	327,663	4,913,050
#	Avanza Bank Holding AB	40,384	865,430
	Axfood AB	37,200	962,344
	Epiroc AB, Class A	133,951	2,476,400
	Epiroc AB, Class B	80,900	1,340,996
#	H & M Hennes & Mauritz AB, Class B	182,043	2,893,537
	Indutrade AB	90,724	2,087,160

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lagercrantz Group AB, Class B	37,204	$545,907
#	Lifco AB, Class B	25,965	629,095
*	Millicom International Cellular SA, SDR	28,905	593,089
#	Nordnet AB publ	24,060	427,760
	Sectra AB, Class B	40,431	795,536
	SSAB AB, Class B	220	1,231
	Sweco AB, Class B	51,451	551,128
	Tele2 AB, Class B	223,821	2,087,592
	Telefonaktiebolaget LM Ericsson, Class B	38,576	195,769
	Volvo AB, Class A	54,973	1,447,782
	Volvo AB, Class B	410,093	10,438,171

TOTAL SWEDEN			44,197,205

SWITZERLAND — (7.1%)
	Geberit AG	14,079	7,515,106
#	Kuehne & Nagel International AG	24,938	6,591,025
	Nestle SA	373,872	37,536,808
	Partners Group Holding AG	7,501	9,650,532
	Roche Holding AG	174,975	42,094,589
	SGS SA	60,095	5,291,703
	Sonova Holding AG	16,908	4,673,914
	Straumann Holding AG	8,351	1,110,161
	Swisscom AG	1,001	549,155
Ω	VAT Group AG	6,938	3,454,157

TOTAL SWITZERLAND			118,467,150

UNITED KINGDOM — (12.7%)
	Admiral Group PLC	94,186	3,205,822
Ω	Airtel Africa PLC	101,388	140,012
	Ashtead Group PLC	224,550	16,305,002
	AstraZeneca PLC, Sponsored ADR	68,807	5,221,075
	AstraZeneca PLC	26,947	4,075,703
Ω	Auto Trader Group PLC	383,457	3,324,372
	B&M European Value Retail SA	461,205	2,976,418
	BP PLC, Sponsored ADR	725,548	28,129,496
	BP PLC	165,519	1,066,875
	BT Group PLC	2,677,069	3,423,445
	Burberry Group PLC	76,690	1,097,329
	Centrica PLC	3,492,389	5,574,801
	Compass Group PLC	214,510	5,966,319
	Diageo PLC, Sponsored ADR	100,847	13,933,022
	Diageo PLC	80,730	2,790,002
*††	Evraz PLC	188,057	0
	Experian PLC	189,224	7,632,151
	Glencore PLC	107,487	625,420
	GSK PLC	1,144,717	23,749,338
	Howden Joinery Group PLC	331,968	3,613,378
	IMI PLC	7,982	173,870
	Imperial Brands PLC	492,449	11,252,533
	Intertek Group PLC	77,727	4,783,827
	JD Sports Fashion PLC	1,189,909	1,703,563
	Legal & General Group PLC	259,399	761,466
	Marks & Spencer Group PLC	798,644	2,544,433
	Next PLC	58,221	6,529,950
	Reckitt Benckiser Group PLC	2,489	139,153
#	RELX PLC, Sponsored ADR	309,204	12,736,113
	RELX PLC	74,172	3,048,582
	Rightmove PLC	343,382	2,199,636

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Unilever PLC, Sponsored ADR	520,618	$26,994,043
	Unilever PLC	110,930	5,738,334

TOTAL UNITED KINGDOM			211,455,483

TOTAL COMMON STOCKS			1,569,838,257

	PREFERRED STOCKS — (0.5%)
	GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.806%	9,461	972,134
Ω	Dr Ing hc F Porsche AG, 1.204%	9,979	888,395
	Sartorius AG, 0.262%	6,967	2,082,827
	Volkswagen AG, 7.568%	31,979	3,917,590

TOTAL GERMANY			7,860,946

	RIGHTS/WARRANTS — (0.0%)
	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	0

	TOTAL INVESTMENT SECURITIES (Cost $1,247,305,294)		1,577,699,203

			Value†
	SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	7,597,794	87,891,285

	TOTAL INVESTMENTS — (100.0%) (Cost $1,335,196,545)		$1,665,590,488

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$24,259,147	$82,045,187	—	$106,304,334
Austria	—	2,794,308	—	2,794,308
Belgium	—	9,885,430	—	9,885,430
Canada	160,860,578	—	—	160,860,578
Denmark	—	68,000,385	—	68,000,385
Finland	—	14,237,845	—	14,237,845
France	2,469,296	165,671,363	—	168,140,659
Germany	—	96,297,247	—	96,297,247
Hong Kong	—	25,559,984	—	25,559,984
Ireland	—	6,973,516	—	6,973,516
Israel	136,608	5,139,445	—	5,276,053
Italy	7,583,615	30,123,181	—	37,706,796
Japan	—	337,156,959	—	337,156,959
Netherlands	49,552,806	34,364,612	—	83,917,418
New Zealand	—	4,449,876	—	4,449,876
Norway	—	9,874,781	—	9,874,781
Portugal	—	2,971,782	—	2,971,782
Singapore	—	18,076,311	—	18,076,311
Spain	—	37,234,157	—	37,234,157
Sweden	—	44,197,205	—	44,197,205
Switzerland	—	118,467,150	—	118,467,150

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$87,013,749	$124,441,734	—	$211,455,483
Preferred Stocks
Germany	—	7,860,946	—	7,860,946
Securities Lending Collateral	—	87,891,285	—	87,891,285

Total Investments in Securities	$331,875,799	$1,333,714,689	—	$1,665,590,488

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.3%)
	Accent Group Ltd.	105,492	$128,173
	Acrow Ltd.	104,833	76,619
#	Adairs Ltd.	93,381	127,990
*	Adbri Ltd.	147,407	299,032
	AGL Energy Ltd.	85,809	522,626
#*	AIC Mines Ltd.	46,341	14,920
*	Ainsworth Game Technology Ltd.	68,629	53,181
*	Alkane Resources Ltd.	109,258	43,721
*	Alliance Aviation Services Ltd.	18,391	37,322
	ALS Ltd.	118,879	993,949
	Altium Ltd.	19,621	828,985
*	Alumina Ltd.	575,444	591,169
#*	AMA Group Ltd.	233,082	8,978
	AMP Ltd.	939,661	661,366
	Ampol Ltd.	58,566	1,382,965
	Ansell Ltd.	54,844	901,695
	ANZ Group Holdings Ltd.	178,064	3,212,973
	APA Group	106,625	569,002
#*	Appen Ltd.	33,596	13,221
#*	Arafura Rare Earths Ltd.	224,552	28,671
	ARB Corp. Ltd.	24,729	607,085
*	Arcadium Lithium PLC, CDI	72,690	304,361
	Aristocrat Leisure Ltd.	70,161	1,790,508
#	ARN Media Ltd.	85,589	46,113
	ASX Ltd.	7,826	319,693
	Atlas Arteria Ltd.	183,215	610,186
	AUB Group Ltd.	18,399	333,691
*	Audinate Group Ltd.	7,318	87,858
*	Aurelia Metals Ltd.	505,007	64,930
	Aurizon Holdings Ltd.	623,538	1,531,566
#*	Aussie Broadband Ltd.	60,547	144,417
	Austal Ltd.	115,794	171,269
*	Australian Agricultural Co. Ltd.	61,076	54,224
#	Australian Clinical Labs Ltd.	54,900	86,174
	Australian Ethical Investment Ltd.	25,594	77,326
	Australian Finance Group Ltd.	60,542	58,558
#*	Australian Strategic Materials Ltd.	24,453	15,975
	Auswide Bank Ltd.	13,917	39,200
	Baby Bunting Group Ltd.	37,265	44,129
#	Bank of Queensland Ltd.	237,530	938,279
	Bapcor Ltd.	164,535	616,066
	Base Resources Ltd.	56,903	9,198
	Beach Energy Ltd.	858,441	879,029
#	Beacon Lighting Group Ltd.	20,088	37,760
	Bega Cheese Ltd.	103,631	274,731
	Bell Financial Group Ltd.	34,059	29,682
*	Bellevue Gold Ltd.	193,449	218,577
	Bendigo & Adelaide Bank Ltd.	146,089	915,704
#	BHP Group Ltd., Sponsored ADR	100,755	5,557,646
	BHP Group Ltd., Class DI	459,448	12,621,534
	BlueScope Steel Ltd.	117,210	1,710,729
#	Boral Ltd.	46,178	169,920
#*	Boss Energy Ltd.	52,648	165,706
	Brambles Ltd.	188,874	1,776,860
*	Bravura Solutions Ltd.	115,591	102,183

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Breville Group Ltd.	31,644	$521,010
	Brickworks Ltd.	29,214	503,158
#*††	BWX Ltd.	35,547	0
	Capitol Health Ltd.	181,140	28,041
	Capral Ltd.	3,023	19,260
*	Capricorn Metals Ltd.	104,934	332,179
	CAR Group Ltd.	16,786	363,979
#*	Carnarvon Energy Ltd.	648,669	81,657
	Cash Converters International Ltd.	89,181	12,104
#*	Catapult Group International Ltd.	9,894	9,115
	Cedar Woods Properties Ltd.	24,019	73,810
#*	Cettire Ltd.	94,168	179,005
	Challenger Ltd.	174,134	750,239
	Champion Iron Ltd.	137,712	624,087
#*	Chrysos Corp. Ltd.	5,765	21,067
	Cleanaway Waste Management Ltd.	465,858	805,921
#	Clinuvel Pharmaceuticals Ltd.	10,002	96,608
	Clover Corp. Ltd.	24,457	8,157
*	Coast Entertainment Holdings Ltd.	111,234	35,033
	Cobram Estate Olives Ltd.	18,179	21,877
	Cochlear Ltd.	6,254	1,304,634
	Codan Ltd.	54,165	381,736
#*	Cogstate Ltd.	19,223	17,502
	Coles Group Ltd.	149,699	1,561,243
	Collins Foods Ltd.	56,133	359,840
*	Comet Ridge Ltd.	132,625	16,605
	Commonwealth Bank of Australia	110,937	8,128,302
	Computershare Ltd.	70,223	1,233,704
#*	Cooper Energy Ltd.	972,655	127,654
#*	Core Lithium Ltd.	21,769	1,999
#	Corporate Travel Management Ltd.	31,005	303,767
	Credit Corp. Group Ltd.	17,125	179,210
	CSL Ltd.	9,922	1,762,902
	CSR Ltd.	273,453	1,559,717
	Dalrymple Bay Infrastructure Ltd.	12,957	23,367
	Data#3 Ltd.	49,879	245,331
*	De Grey Mining Ltd.	108,660	90,423
#*	Deep Yellow Ltd.	54,965	50,784
	Deterra Royalties Ltd.	146,975	465,234
	Dicker Data Ltd.	26,616	183,357
	Domain Holdings Australia Ltd.	58,415	110,398
	Domino’s Pizza Enterprises Ltd.	16,146	407,290
	Downer EDI Ltd.	268,305	805,466
#*	DUG Technology Ltd.	8,625	15,261
	Duratec Ltd.	11,013	7,274
#	Eagers Automotive Ltd.	57,689	464,718
	Elanor Investor Group	19,470	15,092
	Elders Ltd.	63,006	342,323
#	Emeco Holdings Ltd.	132,785	61,617
*	Emerald Resources NL	204,363	460,041
#*	EML Payments Ltd.	108,345	69,773
	Endeavour Group Ltd.	222,129	763,880
	Enero Group Ltd.	5,876	6,307
	EQT Holdings Ltd.	6,258	122,774
	Euroz Hartleys Group Ltd.	18,894	10,636
	Evolution Mining Ltd.	553,014	1,426,103
	EVT Ltd.	37,708	288,594
	Fiducian Group Ltd.	1,992	10,239
#*††	Firefinch Ltd.	50,216	1,220

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	FleetPartners Group Ltd.	109,242	$252,946
	Fleetwood Ltd.	28,254	29,413
#	Flight Centre Travel Group Ltd.	55,360	752,454
	Fortescue Ltd.	226,524	3,754,509
#*	Frontier Digital Ventures Ltd.	12,847	4,677
	G8 Education Ltd.	397,771	312,442
*	Genesis Minerals Ltd.	90,068	100,719
#*	Genex Power Ltd.	40,897	7,154
	Gold Road Resources Ltd.	394,448	408,188
	GR Engineering Services Ltd.	22,717	33,547
	GrainCorp Ltd., Class A	85,327	468,842
	Grange Resources Ltd.	238,429	64,185
	GUD Holdings Ltd.	37,761	247,968
	GWA Group Ltd.	95,847	158,365
	Hansen Technologies Ltd.	53,861	163,209
	Harvey Norman Holdings Ltd.	196,074	575,832
*	Healius Ltd.	380,392	293,034
	Helia Group Ltd.	140,658	361,032
#	Helloworld Travel Ltd.	3,137	5,502
*	Hillgrove Resources Ltd.	243,047	12,824
*	Hot Chili Ltd.	25,993	20,785
	HUB24 Ltd.	8,374	215,165
#	Humm Group Ltd.	221,105	66,245
#	IDP Education Ltd.	32,070	334,390
	IGO Ltd.	102,971	512,866
	Iluka Resources Ltd.	128,649	625,570
	Imdex Ltd.	163,577	219,370
#*	Immutep Ltd.	47,693	13,135
#*	Immutep Ltd., Sponsored ADR	3,965	10,666
#*	Imugene Ltd.	375,226	20,728
	Incitec Pivot Ltd.	532,983	957,017
	Infomedia Ltd.	124,521	132,505
	Inghams Group Ltd.	133,219	315,314
	Insignia Financial Ltd.	222,377	348,014
	Insurance Australia Group Ltd.	456,910	1,892,968
#	Integral Diagnostics Ltd.	47,711	78,488
#*	ioneer Ltd.	98,102	12,183
	IPD Group Ltd.	9,507	28,048
	IPH Ltd.	61,081	245,878
*	IRESS Ltd.	12,312	67,289
	IVE Group Ltd.	41,608	57,402
*	James Hardie Industries PLC, CDI	71,465	2,456,821
#*	James Hardie Industries PLC, Sponsored ADR	1,045	36,052
	JB Hi-Fi Ltd.	43,035	1,679,316
#	Johns Lyng Group Ltd.	53,681	192,502
	Jumbo Interactive Ltd.	12,500	127,055
	Jupiter Mines Ltd.	269,808	51,357
*	Karoon Energy Ltd.	282,650	348,862
	Kelly Partners Group Holdings Ltd.	2,739	12,112
#	Kelsian Group Ltd.	38,964	138,477
#	Kogan.com Ltd.	13,610	44,248
	Lendlease Corp. Ltd.	249,815	1,030,249
#*††	Leo Lithium Ltd.	35,869	4,392
	Lifestyle Communities Ltd.	33,307	254,129
	Lindsay Australia Ltd.	107,804	66,335
	Link Administration Holdings Ltd.	232,345	335,305
	Lottery Corp. Ltd.	340,266	1,061,457
	Lovisa Holdings Ltd.	23,211	467,796
	Lycopodium Ltd.	11,283	89,698

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Lynas Rare Earths Ltd.	108,943	$455,529
#	MA Financial Group Ltd.	26,473	78,554
	Macmahon Holdings Ltd.	434,561	69,846
	Macquarie Group Ltd.	15,513	1,857,504
*	Macquarie Technology Group Ltd.	2,594	136,461
#	Mader Group Ltd.	7,825	33,865
	Magellan Financial Group Ltd.	65,513	371,991
*	Mayne Pharma Group Ltd.	24,514	109,954
	McMillan Shakespeare Ltd.	32,345	386,084
	Medibank Pvt Ltd.	357,450	819,225
*	Megaport Ltd.	14,790	126,639
#*	Mesoblast Ltd.	91,321	57,990
#*	Metals X Ltd.	194,260	56,582
	Metcash Ltd.	407,882	1,034,342
	Mineral Resources Ltd.	24,138	1,094,955
*	MMA Offshore Ltd.	161,217	271,909
	Monadelphous Group Ltd.	29,682	254,965
	Monash IVF Group Ltd.	118,659	112,386
*	Mount Gibson Iron Ltd.	215,579	61,751
	Myer Holdings Ltd.	221,472	108,544
	MyState Ltd.	37,127	85,893
*	Nanosonics Ltd.	16,736	30,967
	National Australia Bank Ltd.	231,540	5,019,213
	Navigator Global Investments Ltd.	105,295	125,918
	Netwealth Group Ltd.	47,765	601,195
	New Hope Corp. Ltd.	216,571	630,009
#*	NEXTDC Ltd.	64,742	687,268
	nib holdings Ltd.	154,419	737,434
	Nick Scali Ltd.	29,931	300,166
	Nickel Industries Ltd.	486,603	292,260
#	Nine Entertainment Co. Holdings Ltd.	521,671	508,480
	Northern Star Resources Ltd.	148,367	1,406,331
#*	Novonix Ltd.	17,717	9,776
	NRW Holdings Ltd.	233,457	416,711
	Nufarm Ltd.	151,854	501,921
	Objective Corp. Ltd.	5,999	48,382
*	OFX Group Ltd.	92,928	99,688
#	OM Holdings Ltd.	46,008	14,297
*	Omni Bridgeway Ltd.	56,330	45,244
	oOh!media Ltd.	200,912	217,220
	Orica Ltd.	127,258	1,473,487
	Origin Energy Ltd.	206,270	1,301,856
	Orora Ltd.	561,555	787,128
	Pacific Current Group Ltd.	15,421	100,255
#	Pacific Smiles Group Ltd.	7,482	9,004
*	Paladin Energy Ltd.	28,548	253,356
*††	Panoramic Resources Ltd.	625,074	10,528
	Peet Ltd.	131,518	100,959
#	PeopleIN Ltd.	13,736	8,584
	Pepper Money Ltd.	14,192	13,626
	Perenti Ltd.	259,805	159,468
	Perpetual Ltd.	41,575	632,123
	Perseus Mining Ltd.	459,094	671,527
	Peter Warren Automotive Holdings Ltd.	20,551	29,779
*	PEXA Group Ltd.	35,264	274,293
#	Pilbara Minerals Ltd.	368,407	937,929
#	Pinnacle Investment Management Group Ltd.	13,220	94,719
	Platinum Asset Management Ltd.	144,495	99,451
#	PointsBet Holdings Ltd.	22,639	7,421

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Praemium Ltd.	17,729	$5,605
	Premier Investments Ltd.	33,634	646,971
	Pro Medicus Ltd.	13,699	978,726
#	Propel Funeral Partners Ltd.	20,070	69,533
	PSC Insurance Group Ltd.	26,352	91,254
	PWR Holdings Ltd.	20,749	157,069
*	Qantas Airways Ltd.	74,582	281,390
	QBE Insurance Group Ltd.	166,727	1,907,185
	Qube Holdings Ltd.	310,211	659,901
	Ramelius Resources Ltd.	571,918	758,655
	Ramsay Health Care Ltd.	24,071	806,865
	REA Group Ltd.	7,988	915,649
*	ReadyTech Holdings Ltd.	4,593	10,093
*	Red 5 Ltd.	1,325,229	379,577
	Reece Ltd.	28,746	509,944
#	Regis Healthcare Ltd.	55,760	141,891
*	Regis Resources Ltd.	289,971	408,447
#	Reject Shop Ltd.	13,887	38,152
	Reliance Worldwide Corp. Ltd.	217,704	714,577
*	Resolute Mining Ltd.	928,054	252,119
*	Retail Food Group Ltd.	791,185	35,881
	Ridley Corp. Ltd.	130,819	190,866
	Rio Tinto Ltd.	50,406	4,195,006
*	RPMGlobal Holdings Ltd.	36,295	57,948
*	Sandfire Resources Ltd.	269,630	1,623,987
	Santos Ltd.	936,342	4,594,971
	SEEK Ltd.	26,739	413,059
#*	Select Harvests Ltd.	44,751	101,003
	Servcorp Ltd.	11,131	29,519
	Service Stream Ltd.	238,751	196,638
	Seven Group Holdings Ltd.	38,167	927,420
*	Seven West Media Ltd.	350,264	47,338
	SG Fleet Group Ltd.	38,227	77,524
	Shaver Shop Group Ltd.	37,320	27,524
	Sigma Healthcare Ltd.	468,793	381,730
*	Silver Lake Resources Ltd.	306,707	283,027
	Sims Ltd.	69,596	533,403
	SmartGroup Corp. Ltd.	34,094	209,053
#	Solvar Ltd.	84,442	52,558
	Sonic Healthcare Ltd.	45,988	790,335
	South32 Ltd., ADR	1,689	19,238
	South32 Ltd.	1,086,585	2,479,023
	Southern Cross Electrical Engineering Ltd.	36,743	29,240
	Southern Cross Media Group Ltd.	113,209	69,847
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	118,081	63,797
*	St Barbara Ltd.	359,311	60,626
	Stanmore Resources Ltd.	92,843	198,443
*	Star Entertainment Group Ltd.	934,017	240,772
	Steadfast Group Ltd.	120,325	437,913
*††	Strandline Resources Ltd.	48,114	1,122
*	Strike Energy Ltd.	269,964	38,220
	Suncorp Group Ltd.	155,543	1,661,266
	Super Retail Group Ltd.	81,947	761,974
*	Superloop Ltd.	167,446	145,095
#*	Syrah Resources Ltd.	174,560	57,588
	Tabcorp Holdings Ltd.	802,390	376,495
	Technology One Ltd.	99,588	1,031,454
*	Telix Pharmaceuticals Ltd.	8,707	83,562

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Telstra Group Ltd.	418,663	$989,138
*	Temple & Webster Group Ltd.	7,910	57,729
#*††	Ten Sixty Four Ltd.	85,990	6,127
#	Terracom Ltd.	137,597	21,673
	TPG Telecom Ltd.	85,143	246,084
	Transurban Group	119,604	960,236
	Treasury Wine Estates Ltd.	73,439	569,535
*	Tuas Ltd.	91,124	234,580
*	Tyro Payments Ltd.	93,153	57,161
	Ventia Services Group Pty. Ltd.	268,769	625,519
Ω	Viva Energy Group Ltd.	285,723	625,589
*	Webjet Ltd.	49,741	261,094
	Wesfarmers Ltd.	74,350	3,185,117
*	West African Resources Ltd.	306,962	260,105
	Westgold Resources Ltd.	266,938	381,355
	Westpac Banking Corp.	205,946	3,420,010
	Whitehaven Coal Ltd.	303,969	1,503,578
	WiseTech Global Ltd.	8,765	516,368
#	Woodside Energy Group Ltd., ADR	36,413	648,513
	Woodside Energy Group Ltd.	269,099	4,824,175
	Woolworths Group Ltd.	83,073	1,704,418
	Worley Ltd.	92,683	894,688
*	Xero Ltd.	8,306	644,863
	XRF Scientific Ltd.	14,368	13,370
#	Yancoal Australia Ltd.	126,897	453,014

TOTAL AUSTRALIA			174,962,129

AUSTRIA — (0.3%)
	Addiko Bank AG	4,609	90,775
	Agrana Beteiligungs AG	3,069	43,942
	ANDRITZ AG	21,497	1,173,382
#	AT&S Austria Technologie & Systemtechnik AG	9,931	220,526
Ω	BAWAG Group AG	17,624	1,052,343
	CA Immobilien Anlagen AG	11,633	378,385
	DO & Co. AG	3,370	516,222
	Erste Group Bank AG	47,727	2,225,752
*	Eurotelesites AG	13,538	50,847
	EVN AG	13,290	408,450
*	FACC AG	1,947	13,058
	Frequentis AG	473	13,581
*	Immofinanz AG	23,377	280,737
*	Lenzing AG	2,885	93,223
	Mayr Melnhof Karton AG	1,858	222,347
	Oesterreichische Post AG	11,224	357,566
	OMV AG	43,203	2,050,043
	Palfinger AG	3,950	88,772
	POLYTEC Holding AG	4,035	15,092
	Porr AG	4,593	69,619
	Raiffeisen Bank International AG	26,575	490,810
*	Rosenbauer International AG	582	18,518
*	S IMMO AG	1,035	19,050
	Schoeller-Bleckmann Oilfield Equipment AG	2,329	113,284
	Semperit AG Holding	1,666	20,633
	Strabag SE	1,501	63,786
	Telekom Austria AG	54,154	465,135
*	UBM Development AG	1,357	27,612
	UNIQA Insurance Group AG	21,004	184,240
#	Verbund AG	7,538	575,836
	Vienna Insurance Group AG Wiener Versicherung Gruppe	14,976	466,212

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	voestalpine AG	44,027	$1,175,744
	Wienerberger AG	31,530	1,126,734
	Zumtobel Group AG	4,990	31,895

TOTAL AUSTRIA			14,144,151

BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	1,587,378
	Ageas SA	54,540	2,503,471
*	AGFA-Gevaert NV	61,134	77,815
	Anheuser-Busch InBev SA	60,139	3,594,735
#	Anheuser-Busch InBev SA, Sponsored ADR	1,081	64,492
*	Argenx SE, ADR	412	154,706
*	Argenx SE	353	131,868
	Atenor	4,770	30,471
	Azelis Group NV	12,993	312,195
	Barco NV	4,748	65,869
	Bekaert SA	17,102	855,711
#	bpost SA	33,088	130,290
	Cie d’Entreprises CFE	5,331	43,506
	Colruyt Group NV	17,854	825,966
	Deceuninck NV	28,652	77,780
	Deme Group NV	4,210	668,358
	D’ieteren Group	1,694	365,434
	Econocom Group SA	33,625	78,748
	Elia Group SA	5,709	549,671
#*	Euronav NV	15,697	261,983
	EVS Broadcast Equipment SA	5,756	207,786
	Fagron	24,812	481,396
*	Galapagos NV	16,802	475,239
	Gimv NV	8,244	384,853
	Greenyard NV	1,785	10,168
*	Hyloris Pharmaceuticals SA	480	5,993
#	Immobel SA	2,035	60,845
	Ion Beam Applications.	1,418	18,974
	Jensen-Group NV	1,808	70,323
	KBC Group NV	67,606	5,022,055
#	Kinepolis Group NV	4,996	212,852
	Lotus Bakeries NV	146	1,467,815
	Melexis NV	7,546	630,589
#*	Ontex Group NV	24,734	249,245
*	Orange Belgium SA	8,117	121,828
	Proximus SADP	54,222	399,492
	Recticel SA	16,715	220,139
	Sipef NV	2,254	135,574
	Solvay SA	27,594	891,383
*	Syensqo SA	27,594	2,557,733
	Tessenderlo Group SA	8,899	228,355
	UCB SA	7,617	1,010,091
#	Umicore SA	17,076	378,237
	Van de Velde NV	2,388	88,856
	VGP NV	5,466	594,692
	Viohalco SA	4,480	27,455
	What’s Cooking BV	261	21,009

TOTAL BELGIUM			28,353,424

BRAZIL — (1.2%)
	AES Brasil Energia SA	58,166	106,079
*	Allianca Saude e Participacoes SA	3,604	7,079

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Allied Tecnologia SA	11,400	$16,466
	Allos SA	82,836	333,091
*	Allpark Empreendimentos Participacoes e Servicos SA	23,400	17,440
	Alupar Investimento SA	42,763	229,273
	Ambev SA, ADR	95,794	222,242
	Ambev SA	1,103	2,581
*	Anima Holding SA	115,915	75,452
	Arezzo Industria e Comercio SA	8,135	81,341
	Atacadao SA	126,797	272,758
	Auren Energia SA	77,985	174,065
	B3 SA - Brasil Bolsa Balcao	227,041	471,781
	Banco Bradesco SA	88,692	211,114
	Banco BTG Pactual SA	44,265	284,723
	Banco do Brasil SA	228,158	1,204,809
	Banco Santander Brasil SA	24,555	136,664
	BB Seguridade Participacoes SA	79,855	495,191
	Bemobi Mobile Tech SA	17,514	39,361
*	Blau Farmaceutica SA	2,900	5,624
	Boa Safra Sementes SA	10,190	35,696
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	24,841	122,755
*	BRF SA	122,558	398,409
	Brisanet Participacoes SA	41,400	32,689
*	C&A Modas SA	69,733	147,991
	Caixa Seguridade Participacoes SA	23,666	71,373
	Camil Alimentos SA	54,757	88,474
	CCR SA	152,905	363,078
	Centrais Eletricas Brasileiras SA	94,917	692,054
	Cia Brasileira de Aluminio	74,845	74,519
*	Cia Brasileira de Distribuicao	73,312	41,367
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	30,824	479,759
	Cia de Saneamento de Minas Gerais Copasa MG	50,202	189,299
	Cia De Sanena Do Parana	120,775	457,191
	Cia Energetica de Minas Gerais, Sponsored ADR	13,278	31,868
	Cia Energetica de Minas Gerais	50,220	110,641
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	75,858
	Cia Siderurgica Nacional SA	244,382	655,124
	Cielo SA	342,915	367,838
*	Clear Sale SA	8,900	13,369
*	Cogna Educacao SA	783,212	327,306
	Companhia Paranaense de Energia	133,663	211,077
	Companhia Paranaense de Energia, Sponsored ADR	4,800	33,792
*	Companhia Paranaense de Energia, ADR	1,200	7,560
*	Construtora Tenda SA	62,658	148,904
	Cosan SA	191,241	534,028
	CPFL Energia SA	16,200	99,522
	Cruzeiro do Sul Educacional SA	53,802	41,652
	CSU Digital SA	8,100	27,813
	Cury Construtora e Incorporadora SA	35,700	134,753
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	447,968
Ω	Desktop SA	20,610	51,598
	Dexco SA	147,106	204,825
*	Diagnosticos da America SA	39,480	35,735
	Dimed SA Distribuidora da Medicamentos	22,500	48,661
	Direcional Engenharia SA	32,225	144,723
	EcoRodovias Infraestrutura e Logistica SA	76,469	106,767
	Eletromidia SA	6,800	22,786
*	Embraer SA	232,317	1,492,079
	Empreendimentos Pague Menos SA	115,233	56,145
	Enauta Participacoes SA	61,167	321,820

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	73,320	$636,816
*	Eneva SA	155,221	370,072
	Engie Brasil Energia SA	27,586	217,284
*	Enjoei SA	58,400	24,068
	Equatorial Energia SA	142,413	838,966
	Eternit SA	16,800	22,842
	Even Construtora e Incorporadora SA	52,473	71,748
	Ez Tec Empreendimentos e Participacoes SA	45,456	120,543
	Fleury SA	54,005	150,597
	Fras-Le SA	23,358	81,105
*	Gafisa SA	25,300	25,434
	Gerdau SA, Sponsored ADR	153,765	535,103
Ω	GPS Participacoes e Empreendimentos SA	38,774	140,009
	Grendene SA	66,750	79,186
*	Grupo Casas Bahia SA	28,235	37,247
	Grupo De Moda Soma SA	206,358	241,227
	Grupo Mateus SA	81,453	116,393
	Grupo SBF SA	39,517	84,626
*	Guararapes Confeccoes SA	40,800	57,751
*Ω	Hapvida Participacoes e Investimentos SA	1,282,632	911,473
*	Hidrovias do Brasil SA	220,984	186,827
	Hospital Mater Dei SA	14,500	15,861
	Hypera SA	13,485	76,662
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	10,700	46,158
*	International Meal Co. Alimentacao SA, Class A	49,400	15,127
	Iochpe Maxion SA	56,274	133,299
	Irani Papel e Embalagem SA	42,969	74,558
*	IRB-Brasil Resseguros SA	25,780	210,904
	Itau Unibanco Holding SA	21,736	114,360
	Jalles Machado SA	45,029	61,223
	JBS SA	127,566	575,848
	JHSF Participacoes SA	130,759	108,282
	JSL SA	40,755	90,809
	Kepler Weber SA	46,800	87,515
	Klabin SA	286,547	1,271,433
	Lavvi Empreendimentos Imobiliarios SA	36,000	60,386
	Localiza Rent a Car SA	48,198	455,104
	LOG Commercial Properties e Participacoes SA	12,594	52,705
*	Log-in Logistica Intermodal SA	12,494	93,117
	Lojas Quero-Quero SA	48,683	39,002
	Lojas Renner SA	150,709	444,935
Ω	LWSA SA	149,035	132,027
	M Dias Branco SA	12,358	80,775
*	Magazine Luiza SA	213,271	55,858
	Mahle Metal Leve SA	15,435	91,077
	Marcopolo SA	76,800	78,536
*	Marfrig Global Foods SA	11,259	20,490
	Melnick Even Desenvolvimento Imobiliario SA	25,547	21,156
	Mills Locacao Servicos e Logistica SA	45,673	116,720
	Minerva SA	79,271	93,429
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	22,700	18,142
*	Moura Dubeux Engenharia SA	43,287	96,618
	Movida Participacoes SA	45,707	62,144
*	MPM Corporeos SA	98,912	17,715
*	MRV Engenharia e Participacoes SA	159,388	205,658
*	Multilaser Industrial SA	49,672	18,175
	Multiplan Empreendimentos Imobiliarios SA	33,191	146,312
	Natura & Co. Holding SA	216,999	693,297
	Neoenergia SA	32,776	121,065

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Oceanpact Servicos Maritimos SA	10,300	$12,457
	Odontoprev SA	94,993	218,612
*	Oncoclinicas do Brasil Servicos Medicos SA	14,278	20,238
*	Orizon Valorizacao de Residuos SA	7,440	55,378
	Pet Center Comercio e Participacoes SA	59,500	53,970
	Petroleo Brasileiro SA, Sponsored ADR	73,700	1,214,819
	Petroleo Brasileiro SA	683,823	5,828,680
	Petroreconcavo SA	33,595	140,977
	Plano & Plano Desenvolvimento Imobiliario SA	25,100	53,655
	Porto Seguro SA	107,786	621,898
	Portobello SA	21,637	24,668
	Positivo Tecnologia SA	23,500	41,636
	PRIO SA	175,501	1,622,323
	Raia Drogasil SA	164,180	808,790
Ω	Rede D’Or Sao Luiz SA	21,763	108,971
	Romi SA	26,826	52,437
	Rumo SA	28,790	111,776
	Santos Brasil Participacoes SA	73,149	191,304
*	Sao Carlos Empreendimentos e Participacoes SA	9,300	49,683
	Sao Martinho SA	82,184	452,498
#	Sendas Distribuidora SA, ADR	21,313	271,314
	Sendas Distribuidora SA	264,443	668,161
*Ω	Ser Educacional SA	45,190	48,039
*	Serena Energia SA	57,145	90,461
	Simpar SA	114,185	127,102
	SLC Agricola SA	91,215	335,340
	Smartfit Escola de Ginastica e Danca SA	30,805	143,507
	Suzano SA	169,882	1,912,587
*	SYN prop e tech SA	10,500	17,815
	Tegma Gestao Logistica SA	10,018	46,727
	Telefonica Brasil SA	30,670	279,613
	Telefonica Brasil SA, ADR	3,430	31,693
	TIM SA	192,680	653,448
	TOTVS SA	50,973	270,346
	Transmissora Alianca de Energia Eletrica SA	88,932	603,202
	Trisul SA	36,232	31,888
	Tupy SA	38,083	190,906
	Ultrapar Participacoes SA	192,877	960,188
	Unifique Telecomunicacoes SA	32,600	23,983
	Unipar Carbocloro SA	10,039	101,500
	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	42,594
	Vale SA	397,700	4,847,365
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	23,581	80,153
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	19,253	26,362
	Veste SA Estilo	1,700	4,731
	Vibra Energia SA	273,516	1,235,737
	Vittia Fertilizantes E Biologicos SA	10,128	10,942
	Vivara Participacoes SA	12,200	52,065
	Vulcabras SA	47,216	143,941
	WEG SA	61,968	471,986
	Wilson Sons SA	60,127	194,533
	Wiz Co.	25,600	34,215
	YDUQS Participacoes SA	80,454	226,057
*	Zamp SA	75,208	55,907

TOTAL BRAZIL			50,300,977

CANADA — (7.1%)
*	5N Plus, Inc.	22,100	74,970

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Acadian Timber Corp.	4,133	$52,509
	ADENTRA, Inc.	6,745	208,624
	ADF Group, Inc.	6,901	72,688
*	Advantage Energy Ltd.	91,929	717,188
	Aecon Group, Inc.	28,256	347,081
	Africa Oil Corp.	116,232	206,856
	Ag Growth International, Inc.	4,685	180,403
	AGF Management Ltd., Class B	30,300	173,438
	Agnico Eagle Mines Ltd.	86,627	5,486,158
*	Aimia, Inc.	23,772	40,752
*	Air Canada	63,387	935,622
	Alamos Gold, Inc., Class A	123,880	1,822,248
	Algoma Central Corp.	1,200	12,683
	Algonquin Power & Utilities Corp.	85,820	524,360
	Alimentation Couche-Tard, Inc.	64,048	3,549,822
	AltaGas Ltd.	81,960	1,796,791
	Altius Minerals Corp.	8,140	128,665
	Altus Group Ltd.	4,925	180,737
	Amerigo Resources Ltd.	65,100	81,809
	Andlauer Healthcare Group, Inc.	6,429	194,787
	Andrew Peller Ltd., Class A	10,400	29,010
	ARC Resources Ltd.	175,361	3,175,652
*	Argonaut Gold, Inc.	83,845	25,580
*	Aritzia, Inc.	29,744	770,040
	Atco Ltd., Class I	15,601	425,765
*	Athabasca Oil Corp.	187,300	653,064
*	ATS Corp.	24,335	800,590
#*	Aurora Cannabis, Inc.	1,023	9,423
*	AutoCanada, Inc.	10,001	175,516
	B2Gold Corp.	605,042	1,529,471
	Badger Infrastructure Solution	16,572	541,104
#,*	Ballard Power Systems, Inc.	62,456	164,257
	Bank of Montreal	69,809	6,235,340
	Bank of Nova Scotia	105,238	4,830,209
	Barrick Gold Corp.	169,153	2,816,809
*	Bausch & Lomb Corp.	9,857	143,321
#,*	Bausch Health Cos., Inc.	63,117	552,703
	Baytex Energy Corp.	8,000	29,637
#	BCE, Inc.	6,971	228,985
	Birchcliff Energy Ltd.	109,115	448,619
	Bird Construction, Inc.	18,045	248,139
	Black Diamond Group Ltd.	20,727	127,525
#*	BlackBerry Ltd.	33,849	94,439
	BMTC Group, Inc.	1,900	19,861
*	Bombardier, Inc., Class A	504	22,991
*	Bombardier, Inc., Class B	14,138	644,124
*	Bonterra Energy Corp.	12,185	52,488
#	Boralex, Inc., Class A	11,143	223,645
	Boyd Group Services, Inc.	7,229	1,351,804
	Bridgemarq Real Estate Services	1,900	18,977
	Brookfield Corp., Class A	66,851	2,682,082
	Brookfield Infrastructure Corp., Class A	21,254	647,493
	Brookfield Reinsurance Ltd.	520	20,888
#	BRP, Inc.	518	34,851
*	CAE, Inc.	43,345	836,143
*	Calfrac Well Services Ltd.	3,400	10,422
	Calian Group Ltd.	2,600	103,800
#	Cameco Corp.	16,728	763,299
	Canaccord Genuity Group, Inc.	23,651	149,982

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Canacol Energy Ltd.	9,597	$34,507
#*	Canada Goose Holdings, Inc.	10,400	117,398
#	Canadian Imperial Bank of Commerce	106,763	4,984,685
	Canadian National Railway Co.	33,248	4,037,633
	Canadian Natural Resources Ltd.	119,804	9,083,527
	Canadian Pacific Kansas City Ltd.	14,536	1,140,058
#	Canadian Tire Corp. Ltd., Class A	16,359	1,580,346
	Canadian Utilities Ltd., Class A	20,629	461,236
	Canadian Western Bank	39,024	748,646
*	Canfor Corp.	42,695	450,009
	Capital Power Corp.	27,586	719,983
*	Capstone Copper Corp.	147,815	1,023,264
#	Cardinal Energy Ltd.	41,298	211,792
	Cargojet, Inc.	1,100	98,282
	Cascades, Inc.	55,362	371,587
	CCL Industries, Inc., Class B	38,088	1,945,002
	Celestica, Inc.	59,446	2,575,161
	Cenovus Energy, Inc.	173,289	3,561,017
	Centerra Gold, Inc.	81,868	498,350
	CES Energy Solutions Corp.	88,606	364,941
*	CGI, Inc.	25,849	2,617,743
	Chesswood Group Ltd.	4,500	24,810
	CI Financial Corp.	54,371	642,191
#*	Cineplex, Inc.	6,220	39,263
*	Cipher Pharmaceuticals, Inc.	4,757	29,683
	Cogeco Communications, Inc.	5,805	230,108
	Cogeco, Inc.	3,107	115,848
#	Colliers International Group, Inc.	9,494	987,901
	Computer Modelling Group Ltd.	29,984	239,149
	Constellation Software, Inc.	1,641	4,224,867
	Converge Technology Solutions Corp.	43,464	168,912
	Corby Spirit & Wine Ltd.	3,900	37,537
#	Corus Entertainment, Inc., Class B	89,165	33,032
	Crescent Point Energy Corp.	172,258	1,518,717
*	Crew Energy, Inc.	48,168	158,152
#,*	Cronos Group, Inc.	74,162	218,050
	Definity Financial Corp.	20,400	680,025
#*	Denison Mines Corp.	90,674	180,472
*	dentalcorp Holdings Ltd.	4,249	19,352
*	Descartes Systems Group, Inc.	6,343	588,567
	Dexterra Group, Inc.	13,416	57,400
	Dollarama, Inc.	34,900	2,911,354
	Doman Building Materials Group Ltd.	31,012	173,009
*	Dorel Industries, Inc., Class B	11,212	49,599
	DREAM Unlimited Corp., Class A	13,700	179,131
	Dundee Precious Metals, Inc.	70,644	534,711
	Dye & Durham Ltd.	6,736	71,830
	Dynacor Group, Inc.	9,400	35,643
	ECN Capital Corp.	103,747	132,637
	E-L Financial Corp. Ltd.	400	319,614
*	Eldorado Gold Corp.	77,026	1,097,813
*	Electrovaya, Inc.	4,090	13,333
	Element Fleet Management Corp.	146,249	2,333,992
#	Emera, Inc.	22,200	748,735
	Empire Co. Ltd., Class A	51,325	1,195,651
#	Enbridge, Inc.	89,131	3,168,256
	Endeavour Mining PLC	60,684	1,268,207
#*	Endeavour Silver Corp.	25,877	68,051
	Enerflex Ltd.	36,512	213,505

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Energy Fuels, Inc.	27,818	$144,076
	Enerplus Corp.	92,029	1,800,269
	Enghouse Systems Ltd.	14,122	305,798
*	Ensign Energy Services, Inc.	47,242	87,507
	EQB, Inc.	11,580	699,098
#,*	Equinox Gold Corp.	113,670	615,007
#,*	ERO Copper Corp.	21,407	436,490
	Evertz Technologies Ltd.	10,300	104,298
	Exchange Income Corp.	7,900	266,155
	Exco Technologies Ltd.	11,598	59,563
#	Extendicare, Inc.	25,174	132,577
	Fairfax Financial Holdings Ltd.	6,508	7,075,574
#	Fiera Capital Corp.	25,473	126,935
	Finning International, Inc.	56,844	1,783,382
*	Firan Technology Group Corp.	6,200	22,609
	Firm Capital Mortgage Investment Corp.	12,344	96,571
#	First Majestic Silver Corp.	74,861	499,306
	First National Financial Corp.	5,700	158,788
	First Quantum Minerals Ltd.	74,388	944,541
	FirstService Corp.	8,026	1,179,822
*	Fission Uranium Corp.	126,692	99,392
	Foraco International SA	25,652	54,783
*	Forsys Metals Corp.	19,500	12,748
#	Fortis, Inc.	36,120	1,418,615
*	Fortuna Silver Mines, Inc.	115,160	522,827
	Franco-Nevada Corp.	5,120	616,448
#	Freehold Royalties Ltd.	42,298	435,378
	Frontera Energy Corp.	5,281	36,405
*	Galiano Gold, Inc.	42,200	68,052
	Gamehost, Inc.	12,987	97,074
*	GDI Integrated Facility Services, Inc.	3,443	92,987
#	Gear Energy Ltd.	22,923	12,155
	George Weston Ltd.	12,824	1,687,665
	GFL Environmental, Inc.	24,628	785,633
	Gibson Energy, Inc.	60,233	987,950
	Gildan Activewear, Inc.	45,363	1,572,283
	goeasy Ltd.	6,000	767,254
*	GoGold Resources, Inc.	26,800	26,865
#*	GoldMoney, Inc.	1,120	6,525
*	Gran Tierra Energy, Inc.	13,205	114,336
	Great-West Lifeco, Inc.	56,071	1,658,120
	Guardian Capital Group Ltd., Class A	8,800	293,855
*	Haivision Systems, Inc.	5,828	19,389
	Hammond Manufacturing Co. Ltd., Class A	2,200	18,777
	Hammond Power Solutions, Inc.	2,227	186,617
	Headwater Exploration, Inc.	80,807	439,063
*	Heroux-Devtek, Inc.	10,900	147,746
	High Liner Foods, Inc.	9,675	93,542
#	HLS Therapeutics, Inc.	2,000	6,756
	Hudbay Minerals, Inc.	121,585	1,023,626
Ω	Hydro One Ltd.	27,371	766,662
#*	i-80 Gold Corp.	17,870	21,288
	iA Financial Corp., Inc.	36,578	2,217,557
*	IAMGOLD Corp.	244,187	867,377
	IGM Financial, Inc.	18,898	472,364
*	Illumin Holdings, Inc.	7,500	9,316
*	Imperial Metals Corp.	21,384	41,163
#	Imperial Oil Ltd.	34,283	2,362,562
	Information Services Corp.	4,900	94,359

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Innergex Renewable Energy, Inc.	27,302	$159,255
	InPlay Oil Corp.	4,700	8,296
	Intact Financial Corp.	18,542	3,047,614
*	Interfor Corp.	20,903	265,264
#*	Ivanhoe Mines Ltd., Class A	15,341	207,942
Ω	Jamieson Wellness, Inc.	8,711	165,469
*	K92 Mining, Inc.	57,662	306,604
*	Karora Resources, Inc.	4,354	16,952
	K-Bro Linen, Inc.	2,800	70,272
*	Kelt Exploration Ltd.	65,964	299,477
	Keyera Corp.	61,489	1,577,592
*	Kinaxis, Inc.	138	14,695
	Kinross Gold Corp.	633,785	4,088,110
*	Knight Therapeutics, Inc.	32,027	134,236
*	Kolibri Global Energy, Inc.	2,900	9,248
#	KP Tissue, Inc.	2,889	17,250
	Labrador Iron Ore Royalty Corp.	20,388	445,333
#*	Largo, Inc.	4,970	7,942
	Lassonde Industries, Inc., Class A	1,212	126,795
#	Laurentian Bank of Canada	18,272	341,509
	Leon’s Furniture Ltd.	10,815	178,096
*	Lightspeed Commerce, Inc.	53,670	702,004
	Linamar Corp.	23,732	1,117,601
	Loblaw Cos. Ltd.	21,909	2,402,486
*	Lucara Diamond Corp.	157,133	41,662
	Lundin Gold, Inc.	41,117	558,820
	Lundin Mining Corp.	237,601	2,713,172
	Magellan Aerospace Corp.	7,228	41,583
	Magna International, Inc.	82,980	3,966,429
	Mainstreet Equity Corp.	1,200	148,273
*	Major Drilling Group International, Inc.	36,771	255,352
	Manulife Financial Corp.	131,840	3,074,711
#	Maple Leaf Foods, Inc.	17,118	303,030
	Martinrea International, Inc.	27,498	228,709
*	Mattr Corp.	23,306	276,120
*	MDA Ltd.	20,744	214,274
	Medical Facilities Corp.	12,422	101,964
*	MEG Energy Corp.	119,337	2,714,155
	Melcor Developments Ltd.	4,200	34,597
	Methanex Corp.	23,553	1,128,339
	Metro, Inc.	26,625	1,361,943
	Morguard Corp.	1,200	96,469
	MTY Food Group, Inc.	6,270	224,987
#	Mullen Group Ltd.	33,713	312,971
	National Bank of Canada	72,772	5,843,328
	Neo Performance Materials, Inc.	2,000	8,296
*	New Gold, Inc.	258,942	447,668
*	NFI Group, Inc.	9,211	75,607
#	North American Construction Group Ltd.	10,310	217,187
	North West Co., Inc.	18,436	522,553
	Northland Power, Inc.	72,638	1,108,578
	Nutrien Ltd.	106,110	5,598,140
	Nuvei Corp.	4,118	132,353
*	NuVista Energy Ltd.	62,611	565,780
*	Obsidian Energy Ltd.	15,128	129,647
	OceanaGold Corp.	289,074	625,751
	Onex Corp.	22,853	1,621,365
	Open Text Corp.	31,199	1,101,637
#*	Organigram Holdings, Inc.	5,451	11,558

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Orla Mining Ltd.	30,933	$121,257
	Osisko Gold Royalties Ltd.	23,703	364,199
*	Osisko Mining, Inc.	74,025	163,466
	Pan American Silver Corp.	97,487	1,797,989
	Paramount Resources Ltd., Class A	29,332	664,766
	Parex Resources, Inc.	58,296	1,016,311
	Park Lawn Corp.	8,512	101,712
	Parkland Corp.	54,850	1,689,746
	Pason Systems, Inc.	31,602	359,257
	Pembina Pipeline Corp.	48,205	1,696,643
#*	Perpetua Resources Corp.	5,688	31,056
#	Peyto Exploration & Development Corp.	70,023	782,809
	PHX Energy Services Corp.	16,900	109,995
#	Pine Cliff Energy Ltd.	37,500	26,968
	Pizza Pizza Royalty Corp.	11,300	110,238
	Polaris Renewable Energy, Inc.	12,500	105,056
	Pollard Banknote Ltd.	4,583	124,009
	PrairieSky Royalty Ltd.	53,786	1,024,812
*	Precision Drilling Corp.	5,509	386,245
	Premium Brands Holdings Corp.	9,430	617,867
	Primo Water Corp.	60,343	1,138,427
	Propel Holdings, Inc.	8,500	137,381
	Quarterhill, Inc.	54,482	69,258
	Quebecor, Inc., Class B	44,377	918,389
	RB Global, Inc.	7,947	568,716
*	Real Matters, Inc.	10,018	37,404
#	Restaurant Brands International, Inc.	23,529	1,784,881
#	Richelieu Hardware Ltd.	17,000	479,752
	Rogers Communications, Inc., Class B	55,237	2,069,297
	Rogers Sugar, Inc.	37,778	142,973
	Royal Bank of Canada	105,099	10,173,377
	Russel Metals, Inc.	24,880	700,685
	Sandstorm Gold Ltd.	94,890	518,099
*	Sangoma Technologies Corp.	3,400	14,769
	Saputo, Inc.	16,874	324,450
#	Savaria Corp.	11,749	140,904
*	Seabridge Gold, Inc.	13,240	198,496
	Secure Energy Services, Inc.	93,409	791,159
*	Shopify, Inc., Class A	11,068	776,974
	Sienna Senior Living, Inc.	15,314	149,063
*	SilverCrest Metals, Inc.	47,122	385,055
Ω	Sleep Country Canada Holdings, Inc.	13,900	275,950
	SNC-Lavalin Group, Inc.	26,330	1,011,008
*	SNDL, Inc.	5,618	13,876
*	Source Energy Services Ltd.	6,300	75,098
#	Spartan Delta Corp.	9,557	27,977
Ω	Spin Master Corp.	10,205	222,981
	Sprott, Inc.	3,399	133,417
	SSR Mining, Inc.	82,255	440,956
	Stantec, Inc.	20,555	1,636,358
	Stelco Holdings, Inc.	12,425	360,209
	Stella-Jones, Inc.	25,573	1,485,729
* Ω	STEP Energy Services Ltd.	5,700	16,231
	StorageVault Canada, Inc.	41,403	142,256
#*	Strathcona Resources Ltd.	251	5,813
	Sun Life Financial, Inc.	52,854	2,697,795
	Suncor Energy, Inc.	229,638	8,768,930
#*	SunOpta, Inc.	11,062	72,640
	Superior Plus Corp.	83,238	564,131

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Surge Energy, Inc.	27,588	$149,701
	Sylogist Ltd.	6,800	44,357
#	Tamarack Valley Energy Ltd.	186,271	504,697
#*	Taseko Mines Ltd.	90,127	222,592
	TC Energy Corp.	146,539	5,253,085
	Teck Resources Ltd., Class A	700	34,572
	Teck Resources Ltd., Class B	130,453	6,416,221
	TELUS Corp.	14,444	231,981
*	TerrAscend Corp.	14,600	31,286
	TerraVest Industries, Inc.	600	31,481
	TFI International, Inc.	15,034	1,958,054
	Thomson Reuters Corp.	5,720	864,292
#	Tidewater Midstream & Infrastructure Ltd.	119,343	61,551
	Timbercreek Financial Corp.	34,144	185,025
	TMX Group Ltd.	29,375	777,771
	Topaz Energy Corp.	28,354	469,391
*	Torex Gold Resources, Inc.	34,127	480,924
	Toromont Industries Ltd.	17,873	1,635,854
	Toronto-Dominion Bank	99,410	5,897,053
	Total Energy Services, Inc.	17,210	121,013
#*	Touchstone Exploration, Inc.	17,050	8,793
	Tourmaline Oil Corp.	85,989	4,202,477
	TransAlta Corp.	100,783	668,397
*	Transat AT, Inc.	5,531	14,464
	Transcontinental, Inc., Class A	31,649	314,042
	Trican Well Service Ltd.	112,926	342,884
	Tricon Residential, Inc.	49,442	553,843
	Triple Flag Precious Metals Corp.	14,049	226,351
*	Trisura Group Ltd.	4,973	151,980
	Vecima Networks, Inc.	3,700	53,754
#	Vermilion Energy, Inc.	58,946	679,276
	VersaBank	4,582	45,736
*	Viemed Healthcare, Inc.	5,708	46,749
*	Vitalhub Corp.	8,887	39,960
	Wajax Corp.	12,844	315,630
*	Wall Financial Corp.	200	2,907
	Waste Connections, Inc.	9,096	1,474,480
#*	Well Health Technologies Corp.	55,893	148,193
*	Wesdome Gold Mines Ltd.	22,421	167,752
	West Fraser Timber Co. Ltd.	25,919	1,984,927
	Western Forest Products, Inc.	187,059	73,375
	Westshore Terminals Investment Corp.	13,432	258,366
	Wheaton Precious Metals Corp.	16,499	860,258
	Whitecap Resources, Inc.	223,836	1,697,485
	Winpak Ltd.	10,327	321,591
	WSP Global, Inc.	12,651	1,919,636
*	Yangarra Resources Ltd.	39,182	33,300
#	Yellow Pages Ltd.	3,896	27,452

TOTAL CANADA			290,741,667

CHILE — (0.1%)
	Aguas Andinas SA, Class A	597,185	170,438
	Banco de Chile	1,442,844	160,057
	Banco de Chile, ADR	8,233	181,781
	Banco de Credito e Inversiones SA	8,540	249,079
	Banco Santander Chile	2,316,770	104,973
	Besalco SA	160,822	92,969
	CAP SA	23,985	171,496
	Cencosud SA	317,150	543,455

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Cencosud Shopping SA	77,297	$119,804
	Cia Cervecerias Unidas SA	18,409	112,941
	Cia Cervecerias Unidas SA, Sponsored ADR	1,810	21,901
	Cia Sud Americana de Vapores SA	3,460,198	269,953
	Clinica Las Condes SA	540	8,915
	Colbun SA	1,407,471	180,748
	Embotelladora Andina SA, ADR, Class B	4,442	74,404
	Empresa Nacional de Telecomunicaciones SA	57,647	198,151
	Empresas CMPC SA	169,703	335,146
	Empresas Copec SA	34,218	244,183
	Enel Americas SA	908,987	85,213
	Enel Chile SA, ADR	24,310	71,715
	Enel Chile SA	4,841,673	287,459
*	Engie Energia Chile SA	113,046	92,787
*	Falabella SA	83,711	224,090
	Forus SA	8,525	14,474
	Grupo Security SA	601,138	171,566
	Inversiones Aguas Metropolitanas SA	153,911	118,954
	Inversiones La Construccion SA	14,808	129,836
	Multiexport Foods SA	25,298	6,166
	Parque Arauco SA	122,403	184,232
	PAZ Corp. SA	29,524	18,325
	Plaza SA	50,630	73,621
	Ripley Corp. SA	389,601	86,836
	Salfacorp SA	231,394	132,080
	Sigdo Koppers SA	12,552	15,362
	SMU SA	762,426	141,359
	Sociedad Matriz SAAM SA	1,592,635	175,828
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,477	341,624
	SONDA SA	190,611	84,976
	Vina Concha y Toro SA	104,388	139,177

TOTAL CHILE			5,836,074

CHINA — (6.9%)
*	360 Security Technology, Inc., Class A	23,200	27,145
	361 Degrees International Ltd.	364,000	220,870
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	23,000	52,831
Ω	3SBio, Inc.	642,500	513,589
*	5I5J Holding Group Co. Ltd., Class A	67,400	18,353
	AAC Technologies Holdings, Inc.	240,500	765,424
	ADAMA Ltd., Class A	18,100	15,723
	Addsino Co. Ltd., Class A	52,200	51,443
	Advanced Technology & Materials Co. Ltd., Class A	24,500	29,766
	AECC Aero-Engine Control Co. Ltd., Class A	25,400	68,432
	AECC Aviation Power Co. Ltd., Class A	10,300	50,196
	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	19,384
#*	Agile Group Holdings Ltd.	518,000	39,268
*	Agora, Inc., ADR	21,332	53,117
	Agricultural Bank of China Ltd., Class H	2,661,000	1,186,569
	Aier Eye Hospital Group Co. Ltd., Class A	34,527	61,321
*	AIM Vaccine Co. Ltd.	11,600	12,426
*	Air China Ltd., Class H	230,000	115,312
	Aisino Corp., Class A	38,600	45,125
	Ajisen China Holdings Ltd.	255,000	34,419
Ω	AK Medical Holdings Ltd.	112,000	83,669
	Alibaba Group Holding Ltd.	1,328,600	12,439,762
*	Alibaba Health Information Technology Ltd.	604,000	225,460
*	Alibaba Pictures Group Ltd.	4,810,000	286,477
#Ω	A-Living Smart City Services Co. Ltd.	281,000	106,818

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Allmed Medical Products Co. Ltd., Class A	16,300	$18,493
*Ω	Alphamab Oncology	19,000	11,373
	Aluminum Corp. of China Ltd., Class H	1,254,000	831,669
	Amlogic Shanghai Co. Ltd., Class A	2,403	19,104
	Amoy Diagnostics Co. Ltd., Class A	13,520	40,713
	An Hui Wenergy Co. Ltd., Class A	26,300	30,203
*	ANE Cayman, Inc.	119,500	79,599
	Angang Steel Co. Ltd., Class H	630,800	103,869
	Angel Yeast Co. Ltd., Class A	13,872	56,953
Ω	Angelalign Technology, Inc.	6,200	62,109
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	49,210
	Anhui Conch Cement Co. Ltd., Class H	161,000	373,530
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	41,523
	Anhui Expressway Co. Ltd., Class H	114,000	125,490
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	56,443
	Anhui Gujing Distillery Co. Ltd., Class A	2,100	78,481
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	52,717
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	60,868
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	11,024
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	13,500	29,054
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	34,697
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	46,722
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	55,775
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	13,248
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	17,926
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	36,387
	Anhui Xinhua Media Co. Ltd., Class A	42,300	42,473
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	68,444
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,100	67,003
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,692	38,486
	Anjoy Foods Group Co. Ltd., Class A	7,000	88,884
	Anker Innovations Technology Co. Ltd., Class A	4,700	55,835
	ANTA Sports Products Ltd.	169,000	1,913,248
*	Anton Oilfield Services Group	980,000	53,866
	Aoshikang Technology Co. Ltd., Class A	9,200	32,817
*	Aotecar New Energy Technology Co. Ltd., Class A	74,400	28,882
*	Aowei Holdings Ltd.	114,000	6,917
	Apeloa Pharmaceutical Co. Ltd., Class A	26,100	50,659
	ApicHope Pharmaceutical Co. Ltd., Class A	6,168	19,346
	APT Satellite Holdings Ltd.	134,750	38,245
#*Ω	Arrail Group Ltd.	31,500	25,181
#*Ω	Ascletis Pharma, Inc.	139,000	22,992
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	18,800	46,060
	Asia Cement China Holdings Corp.	200,500	51,318
Ω	AsiaInfo Technologies Ltd.	74,000	66,734
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,520	62,806
*	AustAsia Group Ltd.	57,980	7,871
*	Autel Intelligent Technology Corp. Ltd., Class A	5,679	21,014
	Autobio Diagnostics Co. Ltd., Class A	10,800	84,805
	Avary Holding Shenzhen Co. Ltd., Class A	26,900	89,236
	AVIC Industry-Finance Holdings Co. Ltd., Class A	160,700	65,817
	AviChina Industry & Technology Co. Ltd., Class H	836,000	359,540
	Avicopter PLC, Class A	6,300	36,161
	Bafang Electric Suzhou Co. Ltd., Class A	4,500	21,499
Ω	BAIC Motor Corp. Ltd., Class H	710,500	201,498
*	Baidu, Inc., Sponsored ADR	7,530	778,602
*	Baidu, Inc., Class A	134,750	1,745,764
Ω	BAIOO Family Interactive Ltd.	416,000	12,336
	Bank of Beijing Co. Ltd., Class A	130,000	100,071

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Changsha Co. Ltd., Class A	60,500	$68,066
	Bank of Chengdu Co. Ltd., Class A	79,300	161,779
	Bank of China Ltd., Class H	6,545,000	2,935,367
	Bank of Chongqing Co. Ltd., Class H	268,500	162,522
	Bank of Communications Co. Ltd., Class H	966,000	695,577
	Bank of Guiyang Co. Ltd., Class A	89,300	69,458
	Bank of Hangzhou Co. Ltd., Class A	78,200	139,232
	Bank of Jiangsu Co. Ltd., Class A	192,400	214,486
	Bank of Nanjing Co. Ltd., Class A	100,600	129,397
	Bank of Ningbo Co. Ltd., Class A	74,470	235,133
	Bank of Shanghai Co. Ltd., Class A	89,793	90,462
	Bank of Suzhou Co. Ltd., Class A	109,074	113,564
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	208,966	20,801
	Baoshan Iron & Steel Co. Ltd., Class A	189,600	181,570
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	22,090
	Baowu Magnesium Technology Co. Ltd., Class A	9,400	23,888
*	Baoye Group Co. Ltd., Class H	78,000	50,797
*	Baozun, Inc., Sponsored ADR	10,967	28,514
*	Baozun, Inc., Class A	21,700	18,545
	BBMG Corp., Class H	767,000	63,367
	Bear Electric Appliance Co. Ltd., Class A	5,300	42,638
	Befar Group Co. Ltd., Class A	48,200	26,629
	Beibuwan Port Co. Ltd., Class A	47,300	52,707
*	BeiGene Ltd.	24,200	287,075
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	20,557
	Beijing Capital Development Co. Ltd., Class A	68,727	26,146
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	67,134
*	Beijing Capital International Airport Co. Ltd., Class H	680,000	216,380
	Beijing Career International Co. Ltd., Class A	6,500	18,565
	Beijing Certificate Authority Co. Ltd., Class A	4,950	14,159
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	19,287
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	18,814
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	28,366
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	19,742
	Beijing Easpring Material Technology Co. Ltd., Class A	12,600	76,725
	Beijing Energy International Holding Co. Ltd.	1,960,000	35,819
	Beijing Enlight Media Co. Ltd., Class A	21,398	27,576
	Beijing Enterprises Holdings Ltd.	196,000	627,504
#	Beijing Enterprises Water Group Ltd.	1,578,000	397,989
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	29,168	26,420
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	19,098
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	17,404
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	49,612
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	79,811
*	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	37,300
	Beijing Kingsoft Office Software, Inc., Class A	641	27,150
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	15,756
	Beijing New Building Materials PLC, Class A	25,875	116,844
*	Beijing North Star Co. Ltd., Class H	286,000	24,406
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	7,502
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	28,549
	Beijing Originwater Technology Co. Ltd., Class A	57,219	38,609
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	10,382
	Beijing Roborock Technology Co. Ltd., Class A	975	56,962
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	20,008
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,500	11,068
*	Beijing Shougang Co. Ltd., Class A	79,700	35,022
*	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	30,132

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Sinnet Technology Co. Ltd., Class A	35,300	$45,395
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	29,570
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	14,610
	Beijing Strong Biotechnologies, Inc., Class A	13,300	34,017
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	15,622
	Beijing Tiantan Biological Products Corp. Ltd., Class A	8,200	32,471
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	83,000	101,020
	Beijing Tongrentang Co. Ltd., Class A	7,000	40,820
	Beijing Ultrapower Software Co. Ltd., Class A	36,500	48,473
	Beijing United Information Technology Co. Ltd., Class A	23,809	84,946
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20	188
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	13,686
	Beijing Yanjing Brewery Co. Ltd., Class A	58,400	79,695
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	9,300	43,613
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	22,708
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	174,400	122,237
*	Beken Corp., Class A	4,600	13,422
*	Bengang Steel Plates Co. Ltd., Class A	59,800	26,470
	Bestore Co. Ltd., Class A	11,700	24,272
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,600	21,324
	Bethel Automotive Safety Systems Co. Ltd., Class A	6,700	53,072
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	19,556
	BGI Genomics Co. Ltd., Class A	5,900	33,454
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	48,116
#*	Bilibili, Inc., Class Z	41,700	529,514
	Binhai Investment Co. Ltd.	130,000	19,806
	Binjiang Service Group Co. Ltd.	29,500	65,591
	Black Peony Group Co. Ltd., Class A	20,300	13,058
	Bloomage Biotechnology Corp. Ltd., Class A	2,780	23,539
Ω	Blue Moon Group Holdings Ltd.	175,000	49,091
	Blue Sail Medical Co. Ltd., Class A	35,300	27,595
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,600	18,382
Ω	BOC Aviation Ltd.	83,000	660,160
	BOC International China Co. Ltd., Class A	28,400	40,134
	BOE Technology Group Co. Ltd., Class A	284,100	170,525
	BOE Varitronix Ltd.	128,000	88,287
*	Bohai Leasing Co. Ltd., Class A	144,400	49,596
	Bosideng International Holdings Ltd.	1,436,000	831,253
	Bright Dairy & Food Co. Ltd., Class A	39,100	48,657
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	15,529
††	Brilliance China Automotive Holdings Ltd.	1,032,001	856,958
	B-Soft Co. Ltd., Class A	20,455	12,030
*	BTG Hotels Group Co. Ltd., Class A	21,200	44,760
#*	Burning Rock Biotech Ltd., ADR	11,053	8,346
	BYD Co. Ltd., Class H	59,500	1,631,048
	BYD Electronic International Co. Ltd.	289,000	973,579
	By-health Co. Ltd., Class A	34,500	75,252
	C C Land Holdings Ltd.	715,499	108,447
	C&D International Investment Group Ltd.	251,119	497,446
	C&D Property Management Group Co. Ltd.	22,000	9,276
	C&S Paper Co. Ltd., Class A	29,600	36,271
	Cabbeen Fashion Ltd.	101,000	9,703
	Caitong Securities Co. Ltd., Class A	46,670	49,213
	Camel Group Co. Ltd., Class A	41,308	46,900
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	34,655
	Canmax Technologies Co. Ltd., Class A	20,550	59,770
	Canny Elevator Co. Ltd., Class A	15,300	14,700
#	Canvest Environmental Protection Group Co. Ltd.	166,000	85,669
	Capital Environment Holdings Ltd.	1,420,000	14,928

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Castech, Inc., Class A	7,500	$27,537
*	CCCC Design & Consulting Group Co. Ltd., Class A	23,800	35,517
	CCS Supply Chain Management Co. Ltd., Class A	35,100	22,616
	CECEP Solar Energy Co. Ltd., Class A	68,300	48,577
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	12,498
	CECEP Wind-Power Corp., Class A	164,120	71,056
	Central China Securities Co. Ltd., Class H	361,000	50,994
	CETC Digital Technology Co. Ltd., Class A	13,780	38,038
*	CGN Mining Co. Ltd.	230,000	59,287
#	CGN New Energy Holdings Co. Ltd.	866,000	257,930
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	20,252
Ω	CGN Power Co. Ltd., Class H	841,000	281,994
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	17,661
	Changchun High & New Technology Industry Group, Inc., Class A	3,000	46,639
	Changjiang Securities Co. Ltd., Class A	53,700	41,923
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	17,524
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	22,060
	Chaoju Eye Care Holdings Ltd.	54,500	26,652
	Chaowei Power Holdings Ltd.	249,000	44,470
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	23,033
*	Chen Lin Education Group Holdings Ltd.	34,000	6,533
	Cheng De Lolo Co. Ltd., Class A	17,700	22,456
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	7,616
*	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	20,278
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	33,384
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	15,426
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	21,904
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	32,143
	Chengdu Kanghua Biological Products Co. Ltd., Class A	4,850	41,921
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	17,437
	Chengdu Wintrue Holding Co. Ltd., Class A	42,400	47,412
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	33,003
*	Chengtun Mining Group Co. Ltd., Class A	61,400	41,394
	Chenguang Biotech Group Co. Ltd., Class A	14,900	19,384
	Chengxin Lithium Group Co. Ltd., Class A	22,700	56,097
	Chengzhi Co. Ltd., Class A	20,300	21,652
	Chervon Holdings Ltd.	5,300	12,871
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	26,400	64,768
	China Aerospace International Holdings Ltd.	690,000	27,767
	China Aircraft Leasing Group Holdings Ltd.	85,000	37,047
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	46,130
	China Baoan Group Co. Ltd., Class A	17,600	25,489
	China BlueChemical Ltd., Class H	596,000	189,207
*Ω	China Bohai Bank Co. Ltd., Class H	251,500	33,023
*	China Boton Group Co. Ltd.	130,000	41,812
	China CAMC Engineering Co. Ltd., Class A	30,400	32,124
	China Chunlai Education Group Co. Ltd.	44,000	26,926
	China Cinda Asset Management Co. Ltd., Class H	3,482,000	313,786
	China CITIC Bank Corp. Ltd., Class H	1,222,000	714,911
	China Coal Energy Co. Ltd., Class H	804,000	809,900
	China Communications Services Corp. Ltd., Class H	916,000	437,891
#*	China Conch Environment Protection Holdings Ltd.	434,000	41,205
	China Conch Venture Holdings Ltd.	540,500	394,249
	China Construction Bank Corp., Class H	10,334,000	6,686,002
	China CSSC Holdings Ltd., Class A	4,300	21,606
*	China CYTS Tours Holding Co. Ltd., Class A	20,900	31,268
	China Datang Corp. Renewable Power Co. Ltd., Class H	519,000	110,458
*	China Daye Non-Ferrous Metals Mining Ltd.	788,000	7,463
	China Design Group Co. Ltd., Class A	19,400	26,201

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	$188,876
#*††	China Dili Group	715,599	11,325
	China Dongxiang Group Co. Ltd.	1,499,000	73,381
#Ω	China East Education Holdings Ltd.	244,500	73,710
#*	China Eastern Airlines Corp. Ltd., Class H	332,000	85,694
	China Education Group Holdings Ltd.	447,775	252,807
	China Electronics Huada Technology Co. Ltd.	276,000	45,875
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	32,064
	China Energy Engineering Corp. Ltd., Class A	439,823	133,361
	China Energy Engineering Corp. Ltd., Class H	326,000	32,671
#	China Everbright Bank Co. Ltd., Class H	577,000	174,805
	China Everbright Environment Group Ltd.	857,111	347,548
	China Everbright Ltd.	398,000	212,220
	China Everbright Water Ltd.	52,712	8,665
Ω	China Feihe Ltd.	1,253,000	685,223
*	China Film Co. Ltd., Class A	31,441	51,514
*	China Financial Services Holdings Ltd.	19,600	658
	China Foods Ltd.	404,000	154,740
	China Galaxy Securities Co. Ltd., Class H	779,500	422,229
	China Gas Holdings Ltd.	914,200	855,994
	China Glass Holdings Ltd.	312,000	32,657
*	China Gold International Resources Corp. Ltd.	185,040	1,065,371
*	China Grand Automotive Services Group Co. Ltd., Class A	180,800	37,292
	China Great Wall Securities Co. Ltd., Class A	49,600	52,291
	China Greatwall Technology Group Co. Ltd., Class A	28,100	37,681
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	41,793
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	1,227
	China Hanking Holdings Ltd.	274,000	36,792
	China Harmony Auto Holding Ltd.	344,000	22,266
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	27,154
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	16,657
#	China Hongqiao Group Ltd.	700,000	965,915
††	China Huiyuan Juice Group Ltd.	269,535	12,080
Ω	China International Capital Corp. Ltd., Class H	149,600	180,395
	China International Marine Containers Group Co. Ltd., Class H	376,900	318,827
	China Jinmao Holdings Group Ltd.	2,591,485	219,596
	China Jushi Co. Ltd., Class A	66,065	108,588
	China Kepei Education Group Ltd.	178,000	33,638
	China Kings Resources Group Co. Ltd., Class A	13,926	63,868
	China Leadshine Technology Co. Ltd., Class A	8,300	22,797
	China Lesso Group Holdings Ltd.	485,000	203,305
	China Life Insurance Co. Ltd., Class H	308,000	405,612
	China Lilang Ltd.	179,000	109,393
*Ω	China Literature Ltd.	95,800	342,203
	China Longyuan Power Group Corp. Ltd., Class H	363,000	254,293
	China Medical System Holdings Ltd.	542,000	483,924
	China Meheco Co. Ltd., Class A	20,340	31,150
	China Meidong Auto Holdings Ltd.	256,000	82,625
	China Mengniu Dairy Co. Ltd.	961,000	1,990,689
	China Merchants Bank Co. Ltd., Class H	620,500	2,687,297
	China Merchants Energy Shipping Co. Ltd., Class A	164,320	193,269
	China Merchants Land Ltd.	654,000	23,683
	China Merchants Port Holdings Co. Ltd.	537,993	710,482
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	34,027
Ω	China Merchants Securities Co. Ltd., Class H	66,220	55,040
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	31,000	36,115
	China Minsheng Banking Corp. Ltd., Class H	816,900	298,888
	China Modern Dairy Holdings Ltd.	1,019,000	84,192
	China National Accord Medicines Corp. Ltd., Class A	13,130	63,585

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Building Material Co. Ltd., Class H	1,522,350	$589,055
	China National Chemical Engineering Co. Ltd., Class A	55,700	52,892
	China National Medicines Corp. Ltd., Class A	14,000	67,087
	China National Nuclear Power Co. Ltd., Class A	285,772	364,318
Ω	China New Higher Education Group Ltd.	277,000	82,610
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	57,900	40,623
	China Nonferrous Mining Corp. Ltd.	460,000	415,816
*	China Oil & Gas Group Ltd.	2,268,000	60,369
	China Oilfield Services Ltd., Class H	576,000	615,920
	China Oriental Group Co. Ltd.	540,000	72,085
	China Overseas Grand Oceans Group Ltd.	735,283	157,940
	China Overseas Land & Investment Ltd.	498,500	916,678
	China Overseas Property Holdings Ltd.	560,000	340,612
	China Pacific Insurance Group Co. Ltd., Class H	433,000	948,736
	China Petroleum & Chemical Corp., Class H	3,924,000	2,342,242
#	China Power International Development Ltd.	1,037,999	418,870
	China Publishing & Media Co. Ltd., Class A	24,900	25,120
	China Railway Group Ltd., Class H	569,000	280,778
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	37,228
Ω	China Railway Signal & Communication Corp. Ltd., Class H	567,000	219,744
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	30,615
*	China Rare Earth Holdings Ltd.	768,399	34,643
	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	11,200
	China Reinsurance Group Corp., Class H	1,600,000	113,904
#*††Ω	China Renaissance Holdings Ltd.	28,000	4,868
	China Resources Beer Holdings Co. Ltd.	253,807	1,156,868
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	8,500	36,838
	China Resources Building Materials Technology Holdings Ltd.	1,050,000	177,219
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	72,678
	China Resources Gas Group Ltd.	319,100	1,002,922
	China Resources Land Ltd.	626,000	2,250,993
	China Resources Medical Holdings Co. Ltd.	337,000	177,526
	China Resources Microelectronics Ltd., Class A	7,460	37,456
Ω	China Resources Mixc Lifestyle Services Ltd.	115,400	406,181
Ω	China Resources Pharmaceutical Group Ltd.	608,500	393,494
	China Resources Power Holdings Co. Ltd.	312,690	777,615
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,680	138,023
#	China Risun Group Ltd.	412,000	165,488
#*	China Ruyi Holdings Ltd.	940,000	235,444
*	China Sanjiang Fine Chemicals Co. Ltd.	325,000	77,401
*	China Shanshui Cement Group Ltd.	204,000	16,624
Ω	China Shengmu Organic Milk Ltd.	1,189,000	29,245
	China Shenhua Energy Co. Ltd., Class H	715,000	2,967,584
	China Shineway Pharmaceutical Group Ltd.	147,000	173,380
*	China Silver Group Ltd.	554,000	20,764
	China South Publishing & Media Group Co. Ltd., Class A	45,700	76,228
*	China Southern Airlines Co. Ltd., Class H	494,000	178,617
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	27,900	18,905
	China State Construction Development Holdings Ltd.	224,000	70,194
	China State Construction Engineering Corp. Ltd., Class A	270,029	199,450
	China State Construction International Holdings Ltd.	620,000	654,164
*	China Sunshine Paper Holdings Co. Ltd.	260,000	62,666
	China Suntien Green Energy Corp. Ltd., Class H	395,000	161,903
	China Taiping Insurance Holdings Co. Ltd.	564,600	516,222
	China Testing & Certification International Group Co. Ltd., Class A	15,338	15,792
*	China Tianrui Group Cement Co. Ltd., Class C	28,000	172
*	China Tianying, Inc., Class A	79,700	51,391

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tobacco International HK Co. Ltd.	69,000	$105,690
#Ω	China Tourism Group Duty Free Corp. Ltd., Class H	5,900	51,956
Ω	China Tower Corp. Ltd., Class H	13,896,000	1,626,656
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,122,000	610,957
*	China TransInfo Technology Co. Ltd., Class A	30,900	41,651
	China Travel International Investment Hong Kong Ltd.	898,000	143,982
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	44,689
#	China Vanke Co. Ltd., Class H	376,084	220,568
*††	China Vered Financial Holding Corp. Ltd.	4,380,000	43,142
	China Water Affairs Group Ltd.	244,000	151,538
	China West Construction Group Co. Ltd., Class A	32,100	26,210
	China World Trade Center Co. Ltd., Class A	12,800	41,080
	China XLX Fertiliser Ltd.	218,000	99,093
	China Yangtze Power Co. Ltd., Class A	66,200	235,526
	China Yongda Automobiles Services Holdings Ltd.	372,000	100,804
Ω	China Youran Dairy Group Ltd.	278,000	42,385
#*Ω	China Yuhua Education Corp. Ltd.	554,000	47,879
	China Zhenhua Group Science & Technology Co. Ltd., Class A	12,500	80,350
	China Zheshang Bank Co. Ltd., Class H	738,000	212,811
††	China Zhongwang Holdings Ltd.	809,600	32,601
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	16,756
	Chinasoft International Ltd.	666,000	400,483
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	78,651
	Chongqing Brewery Co. Ltd., Class A	4,200	40,701
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	65,919
	Chongqing Department Store Co. Ltd., Class A	11,000	39,458
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	35,325	66,506
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	32,160	62,976
	Chongqing Gas Group Corp. Ltd., Class A	23,600	19,486
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	41,646
	Chongqing Rural Commercial Bank Co. Ltd., Class H	644,000	275,653
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	61,605
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	6,862
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,450	60,130
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	62,854
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	25,307
	Chow Tai Seng Jewellery Co. Ltd., Class A	35,200	77,512
	CIMC Enric Holdings Ltd.	294,000	290,875
Ω	CIMC Vehicles Group Co. Ltd., Class H	47,000	44,300
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	46,077
	CITIC Ltd.	771,000	729,676
	CITIC Press Corp., Class A	5,300	21,686
	CITIC Resources Holdings Ltd.	1,344,000	90,533
	CITIC Securities Co. Ltd., Class H	192,975	307,238
	City Development Environment Co. Ltd., Class A	24,900	42,249
*	Citychamp Watch & Jewellery Group Ltd.	440,000	58,383
#*	ClouDr Group Ltd.	29,600	11,334
*	CMGE Technology Group Ltd.	518,000	87,981
	CMOC Group Ltd., Class H	201,000	188,580
	CMST Development Co. Ltd., Class A	63,900	45,620
*	CNFinance Holdings Ltd., ADR	6,181	11,435
	CNGR Advanced Material Co. Ltd., Class A	5,579	40,254
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	41,914
	CNOOC Energy Technology & Services Ltd., Class A	53,200	29,842
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	34,853
	COFCO Biotechnology Co. Ltd., Class A	60,100	52,190
*	COFCO Joycome Foods Ltd.	1,033,000	234,350
	COFCO Sugar Holding Co. Ltd., Class A	41,100	56,806

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Comba Telecom Systems Holdings Ltd.	652,000	$49,556
	Concord New Energy Group Ltd.	2,470,000	191,745
	Consun Pharmaceutical Group Ltd.	165,000	123,041
	Contec Medical Systems Co. Ltd., Class A	5,300	11,786
	Contemporary Amperex Technology Co. Ltd., Class A	26,960	754,034
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	28,556
	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	117,088
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	358,000	419,849
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,481,827
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	105,754
	COSCO SHIPPING Ports Ltd.	561,617	344,641
	CPMC Holdings Ltd.	299,000	255,063
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	40,660
	CRRC Corp. Ltd., Class H	518,000	285,932
Ω	CSC Financial Co. Ltd., Class H	71,000	54,182
	CSG Holding Co. Ltd., Class A	62,295	48,175
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	9,120	43,143
	CSPC Pharmaceutical Group Ltd.	2,754,800	2,262,054
	CSSC Hong Kong Shipping Co. Ltd.	478,000	84,633
	CSSC Science & Technology Co. Ltd., Class A	20,900	45,807
*Ω	CStone Pharmaceuticals	89,500	9,952
	CTS International Logistics Corp. Ltd., Class A	45,970	42,128
*	CWT International Ltd.	1,480,000	8,514
*	Da Ming International Holdings Ltd.	36,000	4,830
	Daan Gene Co. Ltd., Class A	38,400	36,955
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	29,979
	Dalipal Holdings Ltd.	118,000	75,312
	Daqin Railway Co. Ltd., Class A	167,965	160,438
	Dashang Co. Ltd., Class A	5,200	14,661
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	24,036	72,097
	Datang International Power Generation Co. Ltd., Class H	562,000	110,602
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	21,242
	DBG Technology Co. Ltd., Class A	11,200	34,656
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	23,209
*	Deppon Logistics Co. Ltd., Class A	15,200	34,796
	DHC Software Co. Ltd., Class A	48,900	36,809
	Dian Diagnostics Group Co. Ltd., Class A	15,300	29,709
	Digital China Group Co. Ltd., Class A	15,500	65,421
	Digital China Holdings Ltd.	278,000	101,479
	Digital China Information Service Group Co. Ltd., Class A	29,600	55,103
#*	Dingdang Health Technology Group Ltd.	157,000	24,014
	Do-Fluoride New Materials Co. Ltd., Class A	28,020	53,307
	Dong-E-E-Jiao Co. Ltd., Class A	3,800	35,977
	Dongfang Electric Corp. Ltd., Class H	84,200	114,220
	Dongfang Electronics Co. Ltd., Class A	26,700	38,732
	Dongfeng Motor Group Co. Ltd., Class H	952,000	345,236
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	8,740
	Dongguan Development Holdings Co. Ltd., Class A	26,300	36,617
*	Dongjiang Environmental Co. Ltd., Class H	104,400	23,337
	Dongxing Securities Co. Ltd., Class A	63,100	76,550
	Dongyue Group Ltd.	803,000	708,051
*	DouYu International Holdings Ltd.	4,709	40,401
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	46,023
*Ω	East Buy Holding Ltd.	46,000	97,253
	East Group Co. Ltd., Class A	46,100	35,321
	East Money Information Co. Ltd., Class A	35,627	63,905
	E-Commodities Holdings Ltd.	660,000	136,501
	Ecovacs Robotics Co. Ltd., Class A	11,700	79,762
	Edan Instruments, Inc., Class A	24,900	34,314

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Edifier Technology Co. Ltd., Class A	17,400	$30,604
	Edvantage Group Holdings Ltd.	109,630	34,366
	EEKA Fashion Holdings Ltd.	92,000	152,758
	Electric Connector Technology Co. Ltd., Class A	7,200	42,249
	Elion Energy Co. Ltd., Class A	92,870	26,291
	ENN Energy Holdings Ltd.	123,100	1,048,860
	ENN Natural Gas Co. Ltd., Class A	57,000	142,007
	Eoptolink Technology, Inc. Ltd., Class A	4,800	56,300
	Era Co. Ltd., Class A	31,300	19,892
	Essex Bio-technology Ltd.	122,000	35,736
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	27,759
	EVA Precision Industrial Holdings Ltd.	414,000	41,566
	Eve Energy Co. Ltd., Class A	5,500	28,049
#	Ever Sunshine Services Group Ltd.	240,000	50,411
Ω	Everbright Securities Co. Ltd., Class H	80,600	56,518
*	EverChina International Holdings Co. Ltd.	335,000	5,047
#*Ω	Everest Medicines Ltd.	40,000	124,215
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	12,438
*	Fangda Carbon New Material Co. Ltd., Class A	52,700	36,816
*	Fangda Special Steel Technology Co. Ltd., Class A	69,640	39,939
*	Fanhua, Inc., Sponsored ADR	12,832	41,062
	Far East Horizon Ltd.	529,000	392,681
*	FAW Jiefang Group Co. Ltd., Class A	26,900	33,303
	FAWER Automotive Parts Co. Ltd., Class A	37,700	29,759
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	40,425
	Fibocom Wireless, Inc., Class A	19,400	46,143
#*	FIH Mobile Ltd.	1,220,000	135,817
	Financial Street Holdings Co. Ltd., Class A	69,000	29,348
	FinVolution Group, ADR	49,916	238,099
	First Capital Securities Co. Ltd., Class A	74,500	58,852
	First Tractor Co. Ltd., Class H	102,000	105,628
	Flat Glass Group Co. Ltd., Class H	116,000	279,418
	Focus Media Information Technology Co. Ltd., Class A	111,000	99,354
	Foryou Corp., Class A	12,800	54,916
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	78,407
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	17,345
	Fosun International Ltd.	713,572	421,001
	Founder Securities Co. Ltd., Class A	54,100	66,842
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	375,669
	Fu Shou Yuan International Group Ltd.	472,000	319,535
	Fufeng Group Ltd.	774,000	564,750
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	18,414
	Fujian Funeng Co. Ltd., Class A	50,470	69,417
	Fujian Longking Co. Ltd., Class A	33,901	64,295
	Fujian Star-net Communication Co. Ltd., Class A	9,800	20,606
	Fujian Sunner Development Co. Ltd., Class A	29,700	64,079
*	Fullshare Holdings Ltd.	50,500	2,854
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	132,400	792,687
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	8,600	59,282
Ω	Ganfeng Lithium Group Co. Ltd., Class H	122,080	357,997
	Gansu Energy Chemical Co. Ltd., Class A	69,800	33,926
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	22,898
	Gaona Aero Material Co. Ltd., Class A	15,680	38,393
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	43,026
	GCL Energy Technology Co. Ltd., Class A	23,400	30,508
	GCL Technology Holdings Ltd.	3,085,000	456,928
	GD Power Development Co. Ltd., Class A	38,900	27,489
#*	GDS Holdings Ltd., ADR	4,561	37,218

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	GDS Holdings Ltd., Class A	318,300	$323,328
	Geely Automobile Holdings Ltd.	1,597,000	1,922,083
	GEM Co. Ltd., Class A	43,800	41,985
	Gemdale Corp., Class A	83,500	45,692
#	Gemdale Properties & Investment Corp. Ltd.	2,404,000	85,533
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	188,825
	Geovis Technology Co. Ltd., Class A	3,131	23,256
	GEPIC Energy Development Co. Ltd., Class A	30,000	25,900
	Getein Biotech, Inc., Class A	8,036	10,412
	GF Securities Co. Ltd., Class H	196,800	196,060
*Ω	Giant Biogene Holding Co. Ltd.	65,000	396,028
	Giant Network Group Co. Ltd., Class A	23,100	37,341
	GigaDevice Semiconductor, Inc., Class A	2,100	22,652
	Ginlong Technologies Co. Ltd., Class A	8,150	60,008
	Glarun Technology Co. Ltd., Class A	11,900	23,441
#*	Global New Material International Holdings Ltd.	95,000	49,498
*	Glorious Property Holdings Ltd.	1,282,000	1,636
	GoerTek, Inc., Class A	14,900	32,353
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	37,511
	GoldenHome Living Co. Ltd., Class A	3,640	10,958
	Goldenmax International Group Ltd., Class A	21,100	20,039
	Goldpac Group Ltd.	120,000	22,084
	Goldwind Science & Technology Co. Ltd., Class H	313,547	125,373
#*	GOME Retail Holdings Ltd.	2,956,000	12,428
	Goneo Group Co. Ltd., Class A	1,600	26,351
*	Goodbaby International Holdings Ltd.	422,000	37,029
	GoodWe Technologies Co. Ltd., Class A	2,614	33,427
*	Gotion High-tech Co. Ltd., Class A	13,660	35,258
	Gracell Biotechnologies, Inc.	16,505	4,126
*	Grand Ocean Advanced Resources Co. Ltd.	160,000	2,163
	Grand Pharmaceutical Group Ltd., Class L	387,500	213,900
	Grandblue Environment Co. Ltd., Class A	13,500	34,295
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	34,900
	Great Wall Motor Co. Ltd., Class H	256,000	386,852
*	Greatview Aseptic Packaging Co. Ltd.	338,000	91,281
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	178,557
*	Gree Real Estate Co. Ltd., Class A	23,800	19,128
	Greentown China Holdings Ltd.	379,500	332,752
Ω	Greentown Management Holdings Co. Ltd.	227,000	194,037
	Greentown Service Group Co. Ltd.	486,000	220,801
	GRG Banking Equipment Co. Ltd., Class A	25,300	41,459
	GRG Metrology & Test Group Co. Ltd., Class A	20,800	41,907
	Grinm Advanced Materials Co. Ltd., Class A	10,300	13,632
	Guangdong Advertising Group Co. Ltd., Class A	30,400	22,156
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	23,361
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	17,590
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	40,300	32,079
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	26,168
	Guangdong Dongpeng Holdings Co. Ltd., Class A	17,100	16,083
	Guangdong Dowstone Technology Co. Ltd., Class A	25,000	37,568
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	11,955
	Guangdong Haid Group Co. Ltd., Class A	7,000	48,164
*	Guangdong HEC Technology Holding Co. Ltd., Class A	54,900	67,066
	Guangdong Hongda Holdings Group Co. Ltd., Class A	16,800	49,289
	Guangdong Hybribio Biotech Co. Ltd., Class A	21,988	18,950
	Guangdong Investment Ltd.	640,000	334,314
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	31,478
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	58,595

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Sirio Pharma Co. Ltd., Class A	4,700	$25,352
	Guangdong South New Media Co. Ltd., Class A	6,200	32,217
	Guangdong Tapai Group Co. Ltd., Class A	34,600	33,029
	Guangdong Topstar Technology Co. Ltd., Class A	10,500	19,575
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	27,500	62,874
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	17,201
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	24,418
	Guanghui Energy Co. Ltd., Class A	142,000	144,348
*	Guangshen Railway Co. Ltd., Class H	596,000	161,797
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	62,492
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	23,555
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	34,042
	Guangzhou Automobile Group Co. Ltd., Class H	749,200	309,513
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	62,884
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	175,566
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	12,100	39,878
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	22,360
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	41,421
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	3,600	19,019
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	33,326
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	10,600	48,805
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	19,934	57,582
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	34,843
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	64,568	51,427
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	42,338
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	7,500	14,782
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	14,630
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	30,000	30,593
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	52,362
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	39,525
	Guizhou Zhenhua E-chem, Inc., Class A	12,348	22,040
#*	Guolian Securities Co. Ltd., Class H	130,000	60,125
	Guomai Technologies, Inc., Class A	32,100	30,809
	Guosen Securities Co. Ltd., Class A	24,600	30,415
*	Guosheng Financial Holding, Inc., Class A	32,300	52,876
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	69,523
	Guoyuan Securities Co. Ltd., Class A	61,430	57,639
	H World Group Ltd., ADR	10,128	371,799
	H World Group Ltd.	178,300	663,396
*Ω	Haichang Ocean Park Holdings Ltd.	1,089,000	111,289
Ω	Haidilao International Holding Ltd.	338,000	762,598
	Haier Smart Home Co. Ltd., Class A	47,100	195,940
	Haier Smart Home Co. Ltd., Class H	453,599	1,680,141
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	11,655
*	Hainan Airlines Holding Co. Ltd., Class A	110,800	20,901
	Hainan Haide Capital Management Co. Ltd., Class A	30,800	41,836
*	Hainan Meilan International Airport Co. Ltd., Class H	67,000	65,248
	Hainan Poly Pharm Co. Ltd., Class A	13,400	22,888
	Hainan Strait Shipping Co. Ltd., Class A	50,600	44,924
	Haitian International Holdings Ltd.	270,000	879,349
	Haitong Securities Co. Ltd., Class H	487,600	232,888
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	53,299
	Hand Enterprise Solutions Co. Ltd., Class A	15,900	14,492
	Hang Zhou Great Star Industrial Co. Ltd., Class A	25,600	89,211
	Hangcha Group Co. Ltd., Class A	19,140	79,028
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	30,599
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	25,534
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	12,848
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	15,500

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou First Applied Material Co. Ltd., Class A	6,720	$25,126
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	23,534
	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	19,144
	Hangzhou Onechance Tech Corp., Class A	5,700	14,029
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	39,498
	Hangzhou Robam Appliances Co. Ltd., Class A	22,600	73,618
#Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	16,900	74,629
	Han’s Laser Technology Industry Group Co. Ltd., Class A	24,700	71,748
Ω	Hansoh Pharmaceutical Group Co. Ltd.	104,000	229,808
	Haohua Chemical Science & Technology Co. Ltd., Class A	11,800	50,516
*Ω	Harbin Bank Co. Ltd., Class H	702,000	27,267
	Harbin Boshi Automation Co. Ltd., Class A	13,300	28,111
	Harbin Electric Co. Ltd., Class H	254,000	82,041
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	21,766
	HBIS Resources Co. Ltd., Class A	21,000	52,397
*Ω	HBM Holdings Ltd.	148,000	22,080
	Health & Happiness H&H International Holdings Ltd.	95,500	124,156
*	Healthcare Co. Ltd., Class A	15,800	18,261
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	46,750
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	2,200	19,473
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	44,949
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	29,384
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	44,927
	Hello Group, Inc., Sponsored ADR	61,763	360,078
	Henan Liliang Diamond Co. Ltd., Class A	9,100	42,330
	Henan Lingrui Pharmaceutical Co., Class A	16,300	57,205
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	43,566
	Henan Pinggao Electric Co. Ltd., Class A	37,500	76,741
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	158,766
	Henan Shuanghui Investment & Development Co. Ltd., Class A	18,600	69,160
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	27,820
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	21,383
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	18,470
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	16,215
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	26,390
	Hengan International Group Co. Ltd.	253,000	849,364
*	Hengdeli Holdings Ltd.	1,112,000	21,618
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	82,472
*	Hengli Petrochemical Co. Ltd., Class A	35,200	75,150
	Hengtong Optic-electric Co. Ltd., Class A	21,600	42,049
*	Hengyi Petrochemical Co. Ltd., Class A	74,250	76,681
	Hesteel Co. Ltd., Class A	335,900	101,344
	Hexing Electrical Co. Ltd., Class A	15,400	96,989
*	Hi Sun Technology China Ltd.	819,000	54,332
	Hisense Home Appliances Group Co. Ltd., Class H	128,000	535,392
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	31,510
	HLA Group Corp. Ltd., Class A	84,200	105,736
	Homeland Interactive Technology Ltd.	116,000	30,915
	Hongfa Technology Co. Ltd., Class A	12,060	47,426
*	Hongli Zhihui Group Co. Ltd., Class A	18,300	15,588
	Hongta Securities Co. Ltd., Class A	18,450	18,343
*	Hopson Development Holdings Ltd.	508,986	241,872
*	Horizon Construction Development Ltd.	19,592	4,975
	Hoyuan Green Energy Co. Ltd., Class A	16,828	50,978
#*Ω	Hua Hong Semiconductor Ltd.	211,000	415,818
	Huaan Securities Co. Ltd., Class A	67,020	44,618
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	27,020
	Huadian Power International Corp. Ltd., Class H	272,000	148,523
	Huadong Medicine Co. Ltd., Class A	12,000	54,508

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huafon Chemical Co. Ltd., Class A	55,200	$61,895
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,600	24,601
*	Huafu Fashion Co. Ltd., Class A	26,800	17,601
	Huagong Tech Co. Ltd., Class A	6,100	27,911
	Huaibei Mining Holdings Co. Ltd., Class A	58,400	155,349
	Hualan Biological Engineering, Inc., Class A	10,669	28,640
*	Huaneng Power International, Inc., Class H	604,000	384,447
	Huapont Life Sciences Co. Ltd., Class A	52,000	33,287
Ω	Huatai Securities Co. Ltd., Class H	172,200	203,647
	Huaxi Securities Co. Ltd., Class A	66,300	67,528
	Huaxia Bank Co. Ltd., Class A	75,900	70,244
	Huaxin Cement Co. Ltd., Class A	33,600	64,393
	Huaxin Cement Co. Ltd., Class H	102,300	91,124
	Huayu Automotive Systems Co. Ltd., Class A	62,951	142,926
#	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	42,455
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	146,300	47,903
	Hubei Dinglong Co. Ltd., Class A	6,400	20,871
	Hubei Energy Group Co. Ltd., Class A	31,500	25,035
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,200	45,216
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	129,303
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	83,797
	Huishang Bank Corp. Ltd., Class H	268,400	81,672
#*Ω	Huitongda Network Co. Ltd., Class H	6,200	22,686
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	65,628
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	76,957
	Hunan Aihua Group Co. Ltd., Class A	11,300	23,046
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	18,075
	Hunan Gold Corp. Ltd., Class A	30,900	66,046
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	36,021
	Hunan Valin Steel Co. Ltd., Class A	202,040	145,369
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	36,253
	Hundsun Technologies, Inc., Class A	12,176	34,398
*	HUYA, Inc., ADR	36,916	165,753
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	99,400	410,267
*	Hytera Communications Corp. Ltd., Class A	62,600	36,634
*	HyUnion Holding Co. Ltd., Class A	21,900	17,154
*	Hywin Holdings Ltd., ADR	5,985	4,835
#*Ω	iDreamSky Technology Holdings Ltd.	94,800	35,074
	IEIT Systems Co. Ltd., Class A	8,000	44,611
	IKD Co. Ltd., Class A	15,900	42,197
*	I-Mab, Sponsored ADR	4,515	7,992
Ω	IMAX China Holding, Inc.	21,500	19,336
	Imeik Technology Development Co. Ltd., Class A	2,382	70,458
	Industrial & Commercial Bank of China Ltd., Class H	4,078,000	2,186,738
	Industrial Bank Co. Ltd., Class A	147,900	343,521
	Industrial Securities Co. Ltd., Class A	83,720	64,319
	Infore Environment Technology Group Co. Ltd., Class A	81,500	57,592
Ω	Ingdan, Inc.	206,000	27,909
	Ingenic Semiconductor Co. Ltd., Class A	5,400	47,034
*	Inkeverse Group Ltd.	387,000	40,710
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	67,463
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	180,761
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	67,645
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	101,382
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	37,108
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	29,924
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	44,800	176,542
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	77,729

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	InnoCare Pharma Ltd.	153,000	$89,955
*Ω	Innovent Biologics, Inc.	38,500	186,377
	Innuovo Technology Co. Ltd., Class A	19,000	16,244
	Inspur Digital Enterprise Technology Ltd.	132,000	65,188
	Intco Medical Technology Co. Ltd., Class A	19,526	74,243
	Intron Technology Holdings Ltd.	63,000	15,174
*	iQIYI, Inc., ADR	161,244	782,033
	IReader Technology Co. Ltd., Class A	7,700	24,698
	IVD Medical Holding Ltd.	114,000	29,292
	JA Solar Technology Co. Ltd., Class A	40,260	78,951
	Jade Bird Fire Co. Ltd., Class A	25,070	50,227
	Jafron Biomedical Co. Ltd., Class A	10,500	39,870
	Jason Furniture Hangzhou Co. Ltd., Class A	10,900	50,174
	JCET Group Co. Ltd., Class A	35,400	124,798
*Ω	JD Health International, Inc.	193,650	660,506
*Ω	JD Logistics, Inc.	279,100	302,077
	JD.com, Inc., Class A	206,107	2,969,666
	Jenkem Technology Co. Ltd., Class A	866	9,562
	Jia Yao Holdings Ltd.	19,000	8,496
	Jiajiayue Group Co. Ltd., Class A	10,300	15,085
	Jiangling Motors Corp. Ltd., Class A	9,800	35,216
	Jiangsu Azure Corp., Class A	40,600	46,998
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	72,211
	Jiangsu Cnano Technology Co. Ltd., Class A	6,886	27,830
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	41,664
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	42,226
	Jiangsu Expressway Co. Ltd., Class H	216,000	211,835
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	28,528
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	49,984
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	26,046
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	28,162
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	40,245
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	54,184
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	22,200	32,767
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	24,831
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	39,371
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	17,042
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	38,412
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	63,160
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	17,475	52,649
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	41,090
*	Jiangsu Lopal Tech Co. Ltd., Class A	13,900	18,549
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	8,200	28,779
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	63,769
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,700	50,726
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	42,855
	Jiangsu Shagang Co. Ltd., Class A	51,900	28,676
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,900	44,201
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	17,080	21,224
	Jiangsu Sopo Chemical Co., Class A	19,000	17,845
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	25,847
	Jiangsu Yanghe Distillery Co. Ltd., Class A	14,000	183,257
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	72,692
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	21,112
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	83,185
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	49,078
	Jiangsu Zhongtian Technology Co. Ltd., Class A	37,200	69,406
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	43,691
	Jiangxi Copper Co. Ltd., Class H	345,000	702,637

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	$19,773
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	15,280
	Jiangxi Wannianqing Cement Co. Ltd., Class A	38,100	29,283
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	6,000	16,731
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	62,160
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	37,702
	Jiayou International Logistics Co. Ltd., Class A	22,132	77,725
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	61,153
*	Jilin Chemical Fibre, Class A	45,300	22,768
	Jilin Electric Power Co. Ltd., Class A	44,000	28,742
#	Jinchuan Group International Resources Co. Ltd.	653,000	63,782
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	96,365
	Jingjin Equipment, Inc., Class A	20,800	66,542
	Jinhui Liquor Co. Ltd., Class A	8,000	24,211
*	Jinke Smart Services Group Co. Ltd., Class H	9,200	10,650
#	JinkoSolar Holding Co. Ltd., ADR	15,596	376,176
	Jinlei Technology Co. Ltd., Class A	8,500	22,037
	Jinmao Property Services Co. Ltd.	30,120	9,364
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	90,697
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	11,684
	Jinneng Science&Technology Co. Ltd., Class A	32,000	29,933
*Ω	Jinxin Fertility Group Ltd.	788,500	265,918
	Jinyu Bio-Technology Co. Ltd., Class A	10,700	13,469
	JiuGui Liquor Co. Ltd., Class A	5,700	40,066
Ω	Jiumaojiu International Holdings Ltd.	372,000	233,638
	Jiuzhitang Co. Ltd., Class A	27,700	29,962
	Jizhong Energy Resources Co. Ltd., Class A	110,900	114,686
	JL Mag Rare-Earth Co. Ltd., Class A	13,440	27,549
	JNBY Design Ltd.	88,500	161,138
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	65,838
	Joinn Laboratories China Co. Ltd., Class A	14,624	32,954
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	22,530
	Jointown Pharmaceutical Group Co. Ltd., Class A	103,465	117,064
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	53,268
	Joy City Property Ltd.	1,858,000	52,622
	Joyoung Co. Ltd., Class A	17,316	27,636
Ω	JS Global Lifestyle Co. Ltd.	407,000	78,484
	JSTI Group, Class A	30,744	35,879
	Ju Teng International Holdings Ltd.	328,000	43,252
	Juewei Food Co. Ltd., Class A	14,600	40,798
*	Juneyao Airlines Co. Ltd., Class A	47,500	80,529
#*Ω	JW Cayman Therapeutics Co. Ltd.	148,000	33,646
*	JY Grandmark Holdings Ltd.	98,000	10,048
	Kaishan Group Co. Ltd., Class A	13,200	23,569
*Ω	Kangda International Environmental Co. Ltd.	244,000	7,225
	Kangji Medical Holdings Ltd.	101,000	92,933
*	Kasen International Holdings Ltd.	310,000	10,970
	KBC Corp. Ltd., Class A	1,808	9,324
	Keboda Technology Co. Ltd., Class A	1,800	17,935
*	Keeson Technology Corp. Ltd., Class A	8,576	14,222
	Kehua Data Co. Ltd., Class A	9,400	34,259
	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	29,596
*	Kidswant Children Products Co. Ltd., Class A	16,200	14,405
	Kinetic Development Group Ltd.	366,000	42,487
	Kingboard Holdings Ltd.	273,500	601,091
	Kingboard Laminates Holdings Ltd.	346,500	296,821
	KingClean Electric Co. Ltd., Class A	9,180	33,335
	Kingsoft Corp. Ltd.	219,600	713,477
	Konfoong Materials International Co. Ltd., Class A	3,000	19,790

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Konka Group Co. Ltd., Class A	49,000	$20,695
	KPC Pharmaceuticals, Inc., Class A	12,100	37,913
Ω	Kuaishou Technology	39,900	279,727
*	Kuang-Chi Technologies Co. Ltd., Class A	6,500	17,512
	Kunlun Energy Co. Ltd.	1,426,000	1,382,334
*	Kunlun Tech Co. Ltd., Class A	4,900	26,745
	Kunshan Dongwei Technology Co. Ltd., Class A	1,652	7,626
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	26,750
	Kweichow Moutai Co. Ltd., Class A	5,138	1,204,621
*	Lakala Payment Co. Ltd., Class A	12,300	24,448
*	Lancy Co. Ltd., Class A	9,300	22,380
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	14,854
	Lao Feng Xiang Co. Ltd., Class A	6,800	72,352
	Laobaixing Pharmacy Chain JSC, Class A	17,210	79,395
	LB Group Co. Ltd., Class A	47,900	138,477
	Lee & Man Chemical Co. Ltd.	62,000	26,535
	Lee & Man Paper Manufacturing Ltd.	551,000	165,848
	Lee’s Pharmaceutical Holdings Ltd.	149,500	21,125
Ω	Legend Holdings Corp., Class H	210,600	148,746
	Lenovo Group Ltd.	2,164,000	2,433,980
	Lens Technology Co. Ltd., Class A	60,400	118,724
*	Leo Group Co. Ltd., Class A	204,800	56,286
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,700	38,056
	Levima Advanced Materials Corp., Class A	13,200	31,079
	LexinFintech Holdings Ltd., ADR	38,480	64,646
	Leyard Optoelectronic Co. Ltd., Class A	75,300	51,835
#*	Li Auto, Inc., ADR	8,463	222,408
*	Li Auto, Inc., Class A	10,100	132,329
	Li Ning Co. Ltd.	766,500	2,006,595
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	24,529
*	Liao Ning Oxiranchem, Inc., Class A	9,800	7,108
	Liaoning Cheng Da Co. Ltd., Class A	34,800	49,666
	Liaoning Port Co. Ltd., Class H	134,000	10,565
*	Lier Chemical Co. Ltd., Class A	27,380	36,072
*	Lifetech Scientific Corp.	812,000	178,076
*	Lingbao Gold Group Co. Ltd., Class H	52,000	19,474
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	47,900	12,467
	Lingyi iTech Guangdong Co., Class A	102,700	73,441
#Ω	Linklogis, Inc., Class B	315,000	68,693
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	17,928
	Livzon Pharmaceutical Group, Inc., Class H	43,471	148,881
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	32,841
	LK Technology Holdings Ltd.	179,750	72,822
	Loncin Motor Co. Ltd., Class A	55,897	49,955
Ω	Longfor Group Holdings Ltd.	694,500	1,028,655
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	8,883
	LONGi Green Energy Technology Co. Ltd., Class A	67,444	168,876
	Longshine Technology Group Co. Ltd., Class A	25,000	34,305
	Lonking Holdings Ltd.	809,000	148,659
	Luenmei Quantum Co. Ltd., Class A	19,608	15,929
	Luoniushan Co. Ltd., Class A	26,700	18,177
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	9,563
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,400	17,812
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	24,562
	Luxi Chemical Group Co. Ltd., Class A	47,000	75,013
	Luxshare Precision Industry Co. Ltd., Class A	37,949	152,110
#*Ω	Luye Pharma Group Ltd.	736,000	259,335
	Luzhou Laojiao Co. Ltd., Class A	9,000	230,360
*	Maanshan Iron & Steel Co. Ltd., Class H	496,000	72,548

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Maccura Biotechnology Co. Ltd., Class A	16,300	$29,482
	Mango Excellent Media Co. Ltd., Class A	38,502	123,959
*Ω	Maoyan Entertainment	88,400	109,295
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	24,507
#Ω	Medlive Technology Co. Ltd.	31,500	33,092
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	46,901
#Ω	Meitu, Inc.	301,500	123,712
*Ω	Meituan, Class B	92,920	1,268,779
	Metallurgical Corp. of China Ltd., Class H	904,000	175,975
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	16,558
*	Microport Scientific Corp.	69,800	55,512
	Midea Group Co. Ltd., Class A	42,600	409,694
Ω	Midea Real Estate Holding Ltd.	92,800	51,792
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,800	43,745
	Min Xin Holdings Ltd.	48,000	15,607
	Ming Yang Smart Energy Group Ltd., Class A	43,400	58,450
#*	Ming Yuan Cloud Group Holdings Ltd.	298,000	92,825
*	Mingfa Group International Co. Ltd.	299,000	8,378
	MINISO Group Holding Ltd.	78,800	444,514
*	Minmetals Land Ltd.	548,000	24,523
	Minth Group Ltd.	312,000	531,837
	MLS Co. Ltd., Class A	42,600	49,188
*	MMG Ltd.	1,268,000	574,941
*Ω	Mobvista, Inc.	148,000	50,784
	Monalisa Group Co. Ltd., Class A	12,400	17,722
*	Morimatsu International Holdings Co. Ltd.	30,000	18,985
*Ω	Mulsanne Group Holding Ltd.	28,500	4,121
	Muyuan Foods Co. Ltd., Class A	43,567	261,962
	MYS Group Co. Ltd., Class A	22,300	9,871
*	NanJi E-Commerce Co. Ltd., Class A	47,100	19,909
	Nanjing Hanrui Cobalt Co. Ltd., Class A	11,300	44,413
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	89,520
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	19,830	37,421
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	4,559
	Nanjing Securities Co. Ltd., Class A	25,800	29,132
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	24,337
	Nantong Jianghai Capacitor Co. Ltd., Class A	25,600	53,782
	NARI Technology Co. Ltd., Class A	46,532	150,494
*	National Silicon Industry Group Co. Ltd., Class A	7,757	14,156
	NAURA Technology Group Co. Ltd., Class A	1,300	56,924
*	NavInfo Co. Ltd., Class A	31,400	32,200
#*	Nayuki Holdings Ltd.	127,000	44,709
	NetDragon Websoft Holdings Ltd.	94,000	131,673
	NetEase, Inc., ADR	20,056	1,874,634
	New China Life Insurance Co. Ltd., Class H	226,300	433,989
	New Hope Dairy Co. Ltd., Class A	18,400	25,287
*	New Hope Liuhe Co. Ltd., Class A	31,400	38,603
*	New World Department Store China Ltd.	96,000	2,962
*	Newborn Town, Inc.	138,000	59,583
	Newland Digital Technology Co. Ltd., Class A	17,900	41,828
	Nexteer Automotive Group Ltd.	346,000	182,379
*	Nine Dragons Paper Holdings Ltd.	668,000	295,127
	Ninestar Corp., Class A	11,100	38,617
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	49,085
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	41,997
	Ningbo Joyson Electronic Corp., Class A	32,700	79,032
	Ningbo Orient Wires & Cables Co. Ltd., Class A	14,300	86,931
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	15,350	64,493
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,422	71,646

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Tuopu Group Co. Ltd., Class A	5,200	$44,744
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	38,491
	Ningbo Yunsheng Co. Ltd., Class A	34,900	28,914
	Ningxia Baofeng Energy Group Co. Ltd., Class A	59,600	136,233
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	24,444
#*	NIO, Inc., ADR	15,478	73,056
*	NIO, Inc., Class A	47,270	223,329
*	Niu Technologies, Sponsored ADR	9,365	21,259
Ω	Nongfu Spring Co. Ltd., Class H	109,800	645,066
	Norinco International Cooperation Ltd., Class A	25,280	42,083
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	32,111
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	32,256
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	42,815
	Northeast Securities Co. Ltd., Class A	59,500	56,409
	Northking Information Technology Co. Ltd., Class A	8,232	19,388
	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	14,861
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	8,200	6,354
*Ω	Ocumension Therapeutics	68,000	61,867
*	Offcn Education Technology Co. Ltd., Class A	121,700	44,429
	Offshore Oil Engineering Co. Ltd., Class A	83,400	73,084
	Olympic Circuit Technology Co. Ltd., Class A	6,400	15,872
#	Onewo, Inc., Class H	12,000	31,616
	Oppein Home Group, Inc., Class A	8,100	69,552
	Opple Lighting Co. Ltd., Class A	10,400	26,039
	ORG Technology Co. Ltd., Class A	67,184	43,252
*	Orient Group, Inc., Class A	113,200	23,105
	Orient Overseas International Ltd.	50,000	729,251
Ω	Orient Securities Co. Ltd., Class H	206,800	85,604
*	Oriental Energy Co. Ltd., Class A	38,900	49,078
	Oriental Pearl Group Co. Ltd., Class A	64,000	60,825
	Ovctek China, Inc., Class A	28,380	73,557
	Pacific Online Ltd.	129,000	6,932
*	Pacific Securities Co. Ltd., Class A	58,200	28,060
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	39,131
	PAX Global Technology Ltd.	334,000	279,450
*	PCI Technology Group Co. Ltd., Class A	48,840	30,269
*	PDD Holdings, Inc., ADR	36,829	4,610,254
#*Ω	Peijia Medical Ltd.	89,000	41,640
*	Peking University Resources Holdings Co. Ltd.	2,136,000	22,733
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	16,815
	People.cn Co. Ltd., Class A	6,800	23,172
	People’s Insurance Co. Group of China Ltd. , Class H	1,098,000	360,391
	Perennial Energy Holdings Ltd.	80,000	10,451
	Perfect World Co. Ltd., Class A	43,700	60,164
	PetroChina Co. Ltd., Class H	3,612,000	3,365,449
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	28,740
Ω	Pharmaron Beijing Co. Ltd., Class H	87,875	107,718
	PhiChem Corp., Class A	7,100	11,605
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,625,036
	Ping An Bank Co. Ltd., Class A	138,100	205,252
*Ω	Ping An Healthcare & Technology Co. Ltd.	205,800	290,969
	Ping An Insurance Group Co. of China Ltd., Class H	902,000	4,087,936
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	128,434
	PNC Process Systems Co. Ltd., Class A	9,640	32,981
*	Polaris Bay Group Co. Ltd., Class A	79,500	81,739
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	39,016
	Poly Property Group Co. Ltd.	777,189	141,829
	Poly Property Services Co. Ltd., Class H	55,000	223,440
	Pony Testing International Group Co. Ltd., Class A	8,800	11,564

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Pop Mart International Group Ltd.	115,400	$493,846
Ω	Postal Savings Bank of China Co. Ltd., Class H	749,000	388,096
	Pou Sheng International Holdings Ltd.	921,000	77,431
	Power Construction Corp. of China Ltd., Class A	119,400	83,542
	Prinx Chengshan Holdings Ltd.	37,000	34,284
#*	Productive Technologies Co. Ltd.	334,000	13,817
*	Q Technology Group Co. Ltd.	154,000	63,386
	Qianhe Condiment & Food Co. Ltd., Class A	15,292	32,572
	Qifu Technology, Inc., ADR	45,181	826,360
#*Ω	Qingdao Ainnovation Technology Group Co. Ltd., Class H	40,500	25,073
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	51,606
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	14,429
	Qingdao Gon Technology Co. Ltd., Class A	8,700	27,633
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	39,819
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	27,506
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	26,084
Ω	Qingdao Port International Co. Ltd., Class H	81,000	53,030
*	Qingdao Rural Commercial Bank Corp., Class A	184,100	72,054
	Qingdao Sentury Tire Co. Ltd., Class A	20,720	74,903
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	30,932
	Qingdao Topscomm Communication, Inc., Class A	24,300	19,023
*	Qinghai Salt Lake Industry Co. Ltd., Class A	10,800	24,671
*	Qingling Motors Co. Ltd., Class H	330,000	22,713
	Qinhuangdao Port Co. Ltd., Class H	257,000	53,347
*	Qudian, Inc., Sponsored ADR	72,373	172,248
	Quectel Wireless Solutions Co. Ltd., Class A	6,440	35,650
#*	Radiance Holdings Group Co. Ltd.	65,000	17,635
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	21,455
	Raytron Technology Co. Ltd., Class A	3,690	16,798
*	Realcan Pharmaceutical Group Co. Ltd., Class A	44,600	16,470
#Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	34,979
#*††Ω	Redco Properties Group Ltd.	656,000	20,965
	Renhe Pharmacy Co. Ltd., Class A	37,500	33,739
	Rianlon Corp., Class A	9,300	38,481
	Richinfo Technology Co. Ltd., Class A	11,600	31,222
	Risen Energy Co. Ltd., Class A	29,600	52,873
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	26,931
	Riyue Heavy Industry Co. Ltd., Class A	41,500	70,163
	Rockchip Electronics Co. Ltd., Class A	1,900	15,027
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	16,380
	Rongsheng Petrochemical Co. Ltd., Class A	35,350	54,598
*	Roshow Technology Co. Ltd., Class A	36,600	29,468
	Ruida Futures Co. Ltd., Class A	9,100	15,950
	Runjian Co. Ltd., Class A	5,100	24,670
	SAIC Motor Corp. Ltd., Class A	38,465	78,758
	Sailun Group Co. Ltd., Class A	49,600	113,356
	Sanan Optoelectronics Co. Ltd., Class A	13,000	22,400
*	Sangfor Technologies, Inc., Class A	2,700	20,339
	Sanquan Food Co. Ltd., Class A	14,960	25,868
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	34,894
	Sansure Biotech, Inc., Class A	14,206	40,046
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	259,992
	Sany Heavy Industry Co. Ltd., Class A	33,700	75,722
*	Satellite Chemical Co. Ltd., Class A	80,627	214,136
	SDIC Capital Co. Ltd., Class A	45,800	40,355
	SDIC Power Holdings Co. Ltd., Class A	35,400	78,332
	Sealand Securities Co. Ltd., Class A	106,219	49,140
*	Seazen Group Ltd.	1,002,761	173,023
*	Seazen Holdings Co. Ltd., Class A	35,000	47,410

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	S-Enjoy Service Group Co. Ltd.	103,000	$38,269
	SF Holding Co. Ltd., Class A	41,900	208,995
	Shaanxi Coal Industry Co. Ltd., Class A	60,500	204,890
*	Shaanxi Construction Machinery Co. Ltd., Class A	31,900	12,846
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	175,359
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	26,804
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	27,542	62,309
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	26,683
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	12,549
*	Shandong Denghai Seeds Co. Ltd., Class A	13,700	18,397
	Shandong Dongyue Silicone Material Co. Ltd., Class A	27,500	29,837
Ω	Shandong Gold Mining Co. Ltd., Class H	73,750	159,359
	Shandong Head Group Co. Ltd., Class A	6,900	13,921
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	83,949
	Shandong Hi-speed Co. Ltd., Class A	12,100	14,602
*	Shandong Hi-Speed New Energy Group Ltd.	188,914	46,827
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	27,500	21,403
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	139,265
*	Shandong Humon Smelting Co. Ltd., Class A	22,300	37,237
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	44,074
	Shandong Linglong Tyre Co. Ltd., Class A	16,895	52,057
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	112,015
	Shandong Pharmaceutical Glass Co. Ltd., Class A	10,400	40,450
	Shandong Publishing & Media Co. Ltd., Class A	46,300	65,212
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	137,829
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	43,131
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	960,800	651,565
	Shandong Xiantan Co. Ltd., Class A	21,200	17,923
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	64,321
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	33,544
	Shanghai Aiko Solar Energy Co. Ltd., Class A	29,800	49,117
	Shanghai AJ Group Co. Ltd., Class A	48,900	30,334
	Shanghai AtHub Co. Ltd., Class A	12,320	31,861
	Shanghai Bailian Group Co. Ltd., Class A	42,400	51,767
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	18,300	51,376
	Shanghai Baolong Automotive Corp., Class A	5,500	30,969
	Shanghai Baosight Software Co. Ltd., Class A	6,170	34,856
	Shanghai Belling Co. Ltd., Class A	12,200	21,144
	Shanghai Chinafortune Co. Ltd., Class A	20,100	39,599
	Shanghai Construction Group Co. Ltd., Class A	167,228	55,269
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	19,005	33,396
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	159
*	Shanghai Electric Group Co. Ltd., Class H	538,000	109,437
	Shanghai Electric Power Co. Ltd., Class A	34,100	43,164
	Shanghai Environment Group Co. Ltd., Class A	29,000	37,180
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	19,145
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	125,589
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	78,000	107,703
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	13,000	3,569
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	5,400	23,955
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	16,133
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	48,336
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	39,459
	Shanghai Industrial Holdings Ltd.	170,000	237,343
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	62,994
	Shanghai INT Medical Instruments Co. Ltd.	18,200	65,021
*	Shanghai International Airport Co. Ltd., Class A	4,100	21,267
	Shanghai Jahwa United Co. Ltd., Class A	11,300	32,558
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,300	72,792

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	$16,844
*	Shanghai Kinetic Medical Co. Ltd., Class A	22,100	15,170
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	17,820
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	46,597
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	26,566
	Shanghai M&G Stationery, Inc., Class A	7,700	37,507
	Shanghai Maling Aquarius Co. Ltd., Class A	21,800	19,077
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	35,315
	Shanghai Medicilon, Inc., Class A	1,936	9,395
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,991	51,117
	Shanghai Moons’ Electric Co. Ltd., Class A	2,400	18,501
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	240,600	341,907
	Shanghai Pioneer Holding Ltd.	237,000	57,800
	Shanghai Pret Composites Co. Ltd., Class A	11,200	15,942
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	18,011
	Shanghai Pudong Development Bank Co. Ltd., Class A	147,134	155,971
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	21,177	53,864
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	30,823
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	47,468
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	30,179
	Shanghai Rural Commercial Bank Co. Ltd., Class A	19,400	18,095
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	63,914
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	22,085
	Shanghai Stonehill Technology Co. Ltd., Class A	87,100	35,611
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	19,218
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	76,082
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	24,935
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	25,258
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	34,867
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	49,498
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	21,041
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	24,238
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	27,964
	Shanxi Coking Co. Ltd., Class A	78,560	49,075
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,200	186,939
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	52,959
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	70,500	205,555
*	Shanxi Meijin Energy Co. Ltd., Class A	71,000	59,355
	Shanxi Securities Co. Ltd., Class A	61,360	44,376
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	84,616
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	181,515
*	Shanying International Holding Co. Ltd., Class A	140,300	35,527
	Shede Spirits Co. Ltd., Class A	6,900	69,203
	Shenergy Co. Ltd., Class A	31,800	37,295
*	Shengda Resources Co. Ltd., Class A	12,200	21,196
	Shenghe Resources Holding Co. Ltd., Class A	28,400	38,395
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	19,098
	Shengyi Technology Co. Ltd., Class A	10,200	27,198
	Shennan Circuits Co. Ltd., Class A	5,485	70,352
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	52,518
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,300	82,166
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	33,881
*	Shenzhen Airport Co. Ltd., Class A	46,800	45,124
	Shenzhen Aisidi Co. Ltd., Class A	36,600	60,801
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	26,695
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	9,981
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	19,020
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	15,256
*	Shenzhen Comix Group Co. Ltd., Class A	13,300	10,506

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	$13,905
	Shenzhen Desay Battery Technology Co., Class A	13,228	39,939
	Shenzhen Dynanonic Co. Ltd., Class A	7,864	38,918
	Shenzhen Energy Group Co. Ltd., Class A	33,500	33,402
	Shenzhen Envicool Technology Co. Ltd., Class A	10,470	47,977
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	49,798
	Shenzhen Expressway Corp. Ltd., Class H	178,000	161,947
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	17,413
	Shenzhen Gas Corp. Ltd., Class A	35,600	36,723
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	26,998
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	18,088
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	91,500	39,257
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	21,543
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	54,123
	Shenzhen International Holdings Ltd.	560,555	448,331
	Shenzhen Investment Ltd.	1,235,262	157,023
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	23,062
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	18,813
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	30,930
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	41,483
	Shenzhen Kedali Industry Co. Ltd., Class A	6,700	88,027
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	22,200	49,169
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	46,045
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	17,200	51,192
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	9,500	13,798
	Shenzhen Leaguer Co. Ltd., Class A	45,100	38,098
	Shenzhen Megmeet Electrical Co. Ltd., Class A	15,400	46,202
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	13,432
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,221	219,217
	Shenzhen MTC Co. Ltd., Class A	113,500	84,861
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	26,318
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	44,833
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	17,104
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	41,026
	Shenzhen SC New Energy Technology Corp., Class A	10,500	99,280
	Shenzhen SED Industry Co. Ltd., Class A	11,400	27,548
	Shenzhen SEG Co. Ltd., Class A	23,000	20,168
	Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	39,628
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	50,576
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	15,332
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	32,600	37,950
	Shenzhen Sunway Communication Co. Ltd., Class A	11,500	29,506
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	30,499
	Shenzhen Topband Co. Ltd., Class A	20,900	29,172
	Shenzhen Transsion Holdings Co. Ltd., Class A	2,278	45,113
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	7,856
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	67,139
*	Shenzhen World Union Group, Inc., Class A	62,600	15,855
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	69,200	47,138
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	28,879
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	9,756
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,300	74,823
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	50,889
	Shenzhou International Group Holdings Ltd.	50,800	499,324
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	31,650	32,018
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	25,940	67,303
	Shinva Medical Instrument Co. Ltd., Class A	10,200	31,278
#	Shoucheng Holdings Ltd.	738,800	132,569
	Shougang Fushan Resources Group Ltd.	925,525	352,582

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	$14,571
	Shui On Land Ltd.	1,562,500	145,638
*	Siasun Robot & Automation Co. Ltd., Class A	11,600	17,346
	Sichuan Chengfei Integration Technology Corp., Class A	7,200	16,154
	Sichuan Chuantou Energy Co. Ltd., Class A	27,500	63,603
	Sichuan Development Lomon Co. Ltd., Class A	39,300	38,141
	Sichuan Expressway Co. Ltd., Class H	138,000	56,125
	Sichuan Furong Technology Co. Ltd., Class A	11,200	23,264
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	33,447
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	60,130
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	39,942
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	9,272
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,719	111,063
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	26,602
*	Sichuan New Energy Power Co. Ltd., Class A	33,700	53,838
	Sichuan Road & Bridge Group Co. Ltd., Class A	111,300	111,360
	Sichuan Swellfun Co. Ltd., Class A	7,100	44,026
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	29,995
	Sichuan Yahua Industrial Group Co. Ltd., Class A	35,400	51,175
	Sieyuan Electric Co. Ltd., Class A	6,700	60,115
	Sihuan Pharmaceutical Holdings Group Ltd.	1,308,000	94,545
#	SIIC Environment Holdings Ltd.	402,300	48,555
*	Silver Grant International Holdings Group Ltd.	674,000	11,146
#Ω	Simcere Pharmaceutical Group Ltd.	274,000	188,081
	Sineng Electric Co. Ltd., Class A	3,000	11,594
	Sino Biopharmaceutical Ltd.	3,122,250	1,066,868
	Sinocare, Inc., Class A	5,900	19,425
	Sinochem International Corp., Class A	74,300	42,055
	Sinofert Holdings Ltd.	910,000	101,006
	Sinofibers Technology Co. Ltd., Class A	11,600	39,323
	Sinolink Securities Co. Ltd., Class A	26,600	32,020
*	Sinolink Worldwide Holdings Ltd.	533,600	5,741
	Sinoma International Engineering Co., Class A	56,100	98,119
	Sinoma Science & Technology Co. Ltd., Class A	39,550	84,583
	Sinomach Automobile Co. Ltd., Class A	35,400	34,663
	Sinomine Resource Group Co. Ltd., Class A	18,620	91,061
	Sinopec Engineering Group Co. Ltd., Class H	506,500	326,239
	Sinopec Kantons Holdings Ltd.	442,000	226,356
*	Sinopec Oilfield Service Corp., Class H	954,000	64,156
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	998,000	141,358
	Sinopharm Group Co. Ltd., Class H	478,000	1,207,123
	Sino-Platinum Metals Co. Ltd., Class A	8,619	17,684
	Sinoseal Holding Co. Ltd., Class A	2,800	13,644
	Sinosoft Co. Ltd., Class A	9,900	39,237
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	33,826
	Sinotrans Ltd., Class H	636,000	304,877
	Sinotruk Hong Kong Ltd.	254,500	633,376
	Sinotruk Jinan Truck Co. Ltd., Class A	20,440	45,962
*	Skshu Paint Co. Ltd., Class A	8,300	38,847
	Skyworth Digital Co. Ltd., Class A	21,087	30,436
	Skyworth Group Ltd.	444,825	182,930
#Ω	Smoore International Holdings Ltd.	398,000	346,624
	Sobute New Materials Co. Ltd., Class A	12,200	13,600
*	SOHO China Ltd.	884,500	85,383
*	Solargiga Energy Holdings Ltd.	238,000	3,884
	Songcheng Performance Development Co. Ltd., Class A	16,000	23,933
	SooChow Securities Co. Ltd., Class A	38,420	36,174
*	South Manganese Investment Ltd.	460,000	27,932
	Southwest Securities Co. Ltd., Class A	106,100	57,953

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	$18,646
*	Spring Airlines Co. Ltd., Class A	7,600	59,445
	SSY Group Ltd.	765,026	465,597
	StarPower Semiconductor Ltd., Class A	2,100	40,182
	State Grid Information & Communication Co. Ltd., Class A	10,100	23,799
*	STO Express Co. Ltd., Class A	36,200	45,638
	Sumavision Technologies Co. Ltd., Class A	15,900	10,241
	Sun Art Retail Group Ltd.	272,500	56,246
*	Sun King Technology Group Ltd.	278,000	40,324
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	60,042
	Sungrow Power Supply Co. Ltd., Class A	5,900	83,786
	Suning Universal Co. Ltd., Class A	97,900	27,793
	Sunny Optical Technology Group Co. Ltd.	107,000	517,636
	Sunresin New Materials Co. Ltd., Class A	5,064	32,571
*	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	39,544
	Sunwoda Electronic Co. Ltd., Class A	28,782	60,254
	Suofeiya Home Collection Co. Ltd., Class A	11,900	28,047
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	29,788
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,700	94,492
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	29,443
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	16,109
	Suzhou Maxwell Technologies Co. Ltd., Class A	700	11,051
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	5,600	50,890
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	10,051
	Suzhou TFC Optical Communication Co. Ltd., Class A	3,500	76,680
	SY Holdings Group Ltd.	118,000	67,975
	Symphony Holdings Ltd.	680,000	68,600
	SYoung Group Co. Ltd., Class A	8,100	19,992
	Taiji Computer Corp. Ltd., Class A	5,319	17,185
	Tangrenshen Group Co. Ltd., Class A	38,200	30,555
	Tangshan Jidong Cement Co. Ltd., Class A	66,308	47,148
	TangShan Port Group Co. Ltd., Class A	160,437	97,840
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	40,364
	Tasly Pharmaceutical Group Co. Ltd., Class A	33,000	70,322
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	29,637
	TBEA Co. Ltd., Class A	86,450	168,330
	TCL Electronics Holdings Ltd.	327,666	215,360
*	TCL Technology Group Corp., Class A	83,000	54,563
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	85,475	122,671
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	10,350
	Tencent Holdings Ltd.	490,000	21,502,759
*	Tencent Music Entertainment Group, ADR	37,860	475,143
	Three Squirrels, Inc., Class A	13,400	45,514
	Three’s Co. Media Group Co. Ltd., Class A	6,433	46,175
	Thunder Software Technology Co. Ltd., Class A	1,190	7,974
	Tian An China Investment Co. Ltd.	148,000	73,136
	Tian Di Science & Technology Co. Ltd., Class A	122,500	125,244
	Tian Lun Gas Holdings Ltd.	35,500	23,355
	Tiande Chemical Holdings Ltd.	68,000	9,873
	Tiangong International Co. Ltd.	390,000	84,170
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	15,300	46,643
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	49,288
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	41,968
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,300	35,230
	Tianjin Port Development Holdings Ltd.	802,000	64,252
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	39,315
	Tianjin Teda Co. Ltd., Class A	34,500	16,867
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	28,900	22,583
*	Tianma Microelectronics Co. Ltd., Class A	37,800	42,215

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Tianneng Power International Ltd.	346,000	$265,848
#	Tianqi Lithium Corp., Class H	39,400	151,722
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	94,765
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	35,894
	Tianyun International Holdings Ltd.	138,000	56,451
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	16,245
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	43,450
*	Tibet Water Resources Ltd.	405,000	13,551
	Tingyi Cayman Islands Holding Corp.	730,000	805,699
*	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	59,701
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	35,658
	Toly Bread Co. Ltd., Class A	43,431	36,672
	Tomson Group Ltd.	129,895	26,730
	Tong Ren Tang Technologies Co. Ltd., Class H	228,000	156,614
*	Tongcheng Travel Holdings Ltd.	252,800	665,339
*	Tongdao Liepin Group	77,600	29,676
	TongFu Microelectronics Co. Ltd., Class A	31,000	88,283
*	Tongkun Group Co. Ltd., Class A	23,600	44,771
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	27,686
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	84,915
	Tongwei Co. Ltd., Class A	51,937	155,217
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	24,397
	Top Spring International Holdings Ltd.	91,000	5,084
*	Topchoice Medical Corp., Class A	3,900	32,655
*	Topsec Technologies Group, Inc., Class A	32,900	28,226
Ω	Topsports International Holdings Ltd.	636,000	441,686
	Towngas Smart Energy Co. Ltd.	240,564	92,676
*	TPV Technology Co. Ltd., Class A	145,100	47,455
	Transfar Zhilian Co. Ltd., Class A	55,900	34,542
	TravelSky Technology Ltd., Class H	247,000	320,861
*	Trigiant Group Ltd.	306,000	14,894
	Trina Solar Co. Ltd., Class A	35,058	102,583
*	Trip.com Group Ltd., ADR	23,527	1,135,413
*	Trip.com Group Ltd.	45,650	2,223,491
#*	Triumph New Energy Co. Ltd., Class H	62,000	42,211
	Truking Technology Ltd., Class A	19,000	22,131
	Truly International Holdings Ltd.	670,000	72,118
	Tsingtao Brewery Co. Ltd., Class H	152,000	1,095,373
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	22,498
*	Tuniu Corp., Sponsored ADR	18,660	18,847
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	8,399	67,279
	Unilumin Group Co. Ltd., Class A	33,796	26,347
	Uni-President China Holdings Ltd.	628,000	481,604
*	Unisplendour Corp. Ltd., Class A	24,900	71,263
#	United Energy Group Ltd.	2,140,000	152,651
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	48,437
	Valiant Co. Ltd., Class A	20,600	32,659
	Vats Liquor Chain Store Management JSC Ltd., Class A	8,000	19,517
	Vatti Corp. Ltd., Class A	23,800	23,842
*††Ω	Venus MedTech Hangzhou, Inc., Class H	87,000	46,933
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	78,723
	Vipshop Holdings Ltd., ADR	133,611	2,009,509
*Ω	Viva Biotech Holdings	484,000	32,530
*	Vnet Group, Inc., ADR	32,709	55,278
	Walvax Biotechnology Co. Ltd., Class A	3,000	6,076
	Wangneng Environment Co. Ltd., Class A	12,800	25,450
	Wangsu Science & Technology Co. Ltd., Class A	58,700	76,282
	Wanguo International Mining Group Ltd.	82,000	84,370
	Wanhua Chemical Group Co. Ltd., Class A	31,100	380,995

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Want Want China Holdings Ltd.	1,258,000	$717,502
	Wanxiang Qianchao Co. Ltd., Class A	70,300	49,316
	Wasion Holdings Ltd.	212,000	173,129
	Wasu Media Holding Co. Ltd., Class A	48,500	50,159
#	Weibo Corp., Sponsored ADR	20,577	177,374
	Weichai Power Co. Ltd., Class H	386,000	788,738
	Weifu High-Technology Group Co. Ltd., Class A	15,900	40,661
	Weihai Guangwei Composites Co. Ltd., Class A	21,060	75,511
#*Ω	Weimob, Inc.	388,000	67,950
	Wellhope Foods Co. Ltd., Class A	19,600	19,405
	West China Cement Ltd.	984,000	150,221
	Western Mining Co. Ltd., Class A	44,400	122,426
	Western Region Gold Co. Ltd., Class A	15,600	26,504
	Western Securities Co. Ltd., Class A	63,600	64,795
	Western Superconducting Technologies Co. Ltd., Class A	4,368	23,846
	Wharf Holdings Ltd.	357,000	1,148,596
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,600	22,357
	Winall Hi-Tech Seed Co. Ltd., Class A	32,600	33,630
	Windey Energy Technology Group Co. Ltd., Class A	24,290	33,009
*	Wingtech Technology Co. Ltd., Class A	16,700	72,193
	Winner Medical Co. Ltd., Class A	9,300	40,150
	Wolong Electric Group Co. Ltd., Class A	27,800	53,138
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	78,814
	Wuhan DR Laser Technology Corp. Ltd., Class A	2,600	16,206
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	16,220
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	17,896
	Wuhu Token Science Co. Ltd., Class A	56,700	40,308
	Wuliangye Yibin Co. Ltd., Class A	22,600	467,368
	WUS Printed Circuit Kunshan Co. Ltd., Class A	17,723	80,599
	Wushang Group Co. Ltd., Class A	15,200	15,940
Ω	WuXi AppTec Co. Ltd., Class H	41,539	186,971
	Wuxi Autowell Technology Co. Ltd., Class A	2,675	33,224
*Ω	Wuxi Biologics Cayman, Inc.	974,000	1,687,295
*	Wuxi Boton Technology Co. Ltd., Class A	6,600	13,013
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	40,000	122,614
	Wuxi NCE Power Co. Ltd., Class A	4,600	23,973
*	Wuxi Taiji Industry Co. Ltd., Class A	58,300	50,341
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	12,034
	XCMG Construction Machinery Co. Ltd., Class A	113,800	110,127
#*	XD, Inc.	48,000	89,664
	XGD, Inc., Class A	8,200	24,610
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	247,000	56,922
	Xiamen Bank Co. Ltd., Class A	73,700	56,569
	Xiamen C & D, Inc., Class A	29,400	40,301
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	19,900	18,959
	Xiamen Faratronic Co. Ltd., Class A	4,100	55,663
	Xiamen International Airport Co. Ltd., Class A	7,280	13,983
	Xiamen Intretech, Inc., Class A	21,020	41,355
	Xiamen ITG Group Corp. Ltd., Class A	48,620	49,483
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	34,746
	Xiamen Kingdomway Group Co., Class A	12,523	26,778
	Xiamen Tungsten Co. Ltd., Class A	33,400	88,069
	Xiamen Xiangyu Co. Ltd., Class A	73,200	68,245
	Xi’an Triangle Defense Co. Ltd., Class A	15,300	53,306
	Xiandai Investment Co. Ltd., Class A	58,000	31,776
	Xiangcai Co. Ltd., Class A	34,400	33,185
	Xianhe Co. Ltd., Class A	15,000	37,603
*Ω	Xiaomi Corp., Class B	529,000	1,153,181
	Xilinmen Furniture Co. Ltd., Class A	8,700	22,454

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Xinfengming Group Co. Ltd., Class A	40,600	$79,968
	Xingda International Holdings Ltd.	396,904	73,782
	Xingfa Aluminium Holdings Ltd.	55,000	52,547
	Xinhu Zhongbao Co. Ltd., Class A	129,500	38,144
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	138,600
	Xinhuanet Co. Ltd., Class A	8,300	27,556
	Xinjiang Communications Construction Group Co. Ltd., Class A	8,600	13,352
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	11,280	53,281
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	39,943
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	71,800	47,351
#*	Xinte Energy Co. Ltd., Class H	142,400	158,979
*	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	22,950
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	32,277
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	53,485
#	Xinyi Energy Holdings Ltd.	904,336	126,380
	Xinyi Solar Holdings Ltd.	1,758,273	1,209,808
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	51,089
	Xinzhi Group Co. Ltd., Class A	7,900	17,415
*	Xizang Zhufeng Resources Co. Ltd., Class A	32,500	45,750
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	17,993
*Ω	XJ International Holdings Co. Ltd.	568,000	17,233
*	XPeng, Inc., Class A	129,000	522,987
	Xtep International Holdings Ltd.	549,107	347,047
	Xuji Electric Co. Ltd., Class A	23,300	84,959
*	Xunlei Ltd., ADR	27,524	42,662
Ω	Yadea Group Holdings Ltd.	414,000	796,400
	Yangling Metron New Material, Inc., Class A	12,920	43,106
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	38,330
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	8,400	43,883
	Yankershop Food Co. Ltd., Class A	5,400	56,702
#	Yankuang Energy Group Co. Ltd., Class H	477,000	1,034,790
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	31,554
	Yantai China Pet Foods Co. Ltd., Class A	6,800	23,599
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	24,595
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	41,448
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	60,527
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,600	11,706
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	18,388
#*	Yeahka Ltd.	35,600	46,643
	Yealink Network Technology Corp. Ltd., Class A	10,080	49,038
	Yeebo International Holdings Ltd.	76,000	35,834
	YGSOFT, Inc., Class A	22,752	16,560
	Yibin Tianyuan Group Co. Ltd., Class A	18,531	11,769
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	121,200	199,817
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	49,664
	Yifeng Pharmacy Chain Co. Ltd., Class A	9,580	57,945
	Yihai International Holding Ltd.	199,000	410,173
	Yintai Gold Co. Ltd., Class A	44,860	113,800
	Yip’s Chemical Holdings Ltd.	84,000	16,576
*	Yiren Digital Ltd., Sponsored ADR	28,141	141,831
Ω	Yixin Group Ltd.	545,500	46,443
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	37,493
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	54,663
	YongXing Special Materials Technology Co. Ltd., Class A	13,150	85,866
	Yonyou Network Technology Co. Ltd., Class A	4,300	6,879
	Yotrio Group Co. Ltd., Class A	69,200	25,834
	Youngor Fashion Co. Ltd., Class A	66,020	71,149
	Youngy Co. Ltd., Class A	9,600	48,317
*	Youzu Interactive Co. Ltd., Class A	14,500	19,307

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	YTO Express Group Co. Ltd., Class A	55,100	$120,532
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	19,944
	Yuexiu Property Co. Ltd.	670,800	400,347
	Yuexiu Transport Infrastructure Ltd.	238,000	118,058
	Yum China Holdings, Inc.	48,470	1,777,275
	Yunda Holding Co. Ltd., Class A	95,710	103,400
	Yunnan Aluminium Co. Ltd., Class A	64,800	127,863
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	38,659
	Yunnan Copper Co. Ltd., Class A	41,200	79,432
	Yunnan Energy New Material Co. Ltd., Class A	10,800	61,911
	Yunnan Tin Co. Ltd., Class A	46,900	106,347
	Yusys Technologies Co. Ltd., Class A	17,600	31,380
	Yutong Bus Co. Ltd., Class A	21,740	76,750
#*	Zai Lab Ltd.	128,100	205,896
	Zangge Mining Co. Ltd., Class A	28,500	112,931
	ZBOM Home Collection Co. Ltd., Class A	15,356	31,563
	Zengame Technology Holding Ltd.	116,000	50,697
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	49,100
	Zhaojin Mining Industry Co. Ltd., Class H	274,000	441,258
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	8,500	14,546
	Zhefu Holding Group Co. Ltd., Class A	129,500	59,613
*	Zhejiang Century Huatong Group Co. Ltd., Class A	54,880	35,367
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,300	102,107
	Zhejiang China Commodities City Group Co. Ltd., Class A	40,000	48,281
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	56,895
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	43,716
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	32,318
	Zhejiang Crystal-Optech Co. Ltd., Class A	30,600	60,696
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	53,687
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	53,124
	Zhejiang Expressway Co. Ltd., Class H	411,240	268,881
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	14,001
	Zhejiang Hailiang Co. Ltd., Class A	63,100	80,290
	Zhejiang HangKe Technology, Inc. Co., Class A	21,225	61,679
	Zhejiang Hangmin Co. Ltd., Class A	18,000	19,132
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	30,909
	Zhejiang Huace Film & Television Co. Ltd., Class A	71,700	83,654
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	36,300	83,901
	Zhejiang Huayou Cobalt Co. Ltd., Class A	22,180	86,751
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	41,562
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	11,200	32,993
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	16,376
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	13,500	62,997
*	Zhejiang Jingu Co. Ltd., Class A	27,500	20,835
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	41,089
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	32,700	18,133
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	63,345
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	46,523
	Zhejiang Juhua Co. Ltd., Class A	12,700	41,429
	Zhejiang Medicine Co. Ltd., Class A	26,043	35,761
	Zhejiang Meida Industrial Co. Ltd., Class A	29,900	40,051
*	Zhejiang Narada Power Source Co. Ltd., Class A	18,900	27,138
	Zhejiang NHU Co. Ltd., Class A	53,976	142,805
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	107,090	56,995
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	21,532
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	52,015
	Zhejiang Runtu Co. Ltd., Class A	37,200	33,930
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	60,205
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	12,831

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Supor Co. Ltd., Class A	6,950	$56,384
	Zhejiang Tiantie Industry Co. Ltd., Class A	17,409	11,683
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	19,468
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	92,522
*	Zhejiang Wanliyang Co. Ltd., Class A	40,300	33,452
	Zhejiang Wanma Co. Ltd., Class A	18,100	20,806
	Zhejiang Wansheng Co. Ltd., Class A	7,100	9,641
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,477	74,228
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	56,890
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	23,849
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	50,339
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	49,875
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	13,797
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	63,812
	Zhende Medical Co. Ltd., Class A	9,000	26,690
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	163,992
	Zheshang Securities Co. Ltd., Class A	34,300	53,292
*	Zhihu, Inc.	9,700	12,210
*	Zhong An Group Ltd.	200,000	2,861
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	237,500	399,456
	Zhongji Innolight Co. Ltd., Class A	1,600	40,329
	Zhongjin Gold Corp. Ltd., Class A	77,900	140,239
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	38,757
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	21,618
	Zhongsheng Group Holdings Ltd.	322,500	588,170
	Zhongtai Securities Co. Ltd., Class A	67,400	61,797
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
*	Zhongyu Energy Holdings Ltd.	189,477	118,183
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	43,790
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	412,500	98,482
	Zhuhai Huafa Properties Co. Ltd., Class A	66,300	57,173
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	86,400	309,659
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,600	29,823
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	79,419
	Zijin Mining Group Co. Ltd., Class H	918,000	2,002,591
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	308,844
	ZTE Corp., Class H	124,160	267,608
	ZTO Express Cayman, Inc., ADR	31,711	665,614
	ZTO Express Cayman, Inc.	15,200	322,693

TOTAL CHINA			281,665,899

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	48,278	110,082
	BAC Holding International Corp.	90,297	5,754
	Banco de Bogota SA	3,963	28,589
	Bancolombia SA, Sponsored ADR	7,094	232,116
	Bancolombia SA	12,889	111,050
	Celsia SA ESP	63,916	67,207
	Cementos Argos SA	61,850	128,020
*	CEMEX Latam Holdings SA	45,944	49,165
	Corp. Financiera Colombiana SA	31,338	118,227
	Ecopetrol SA	285,711	166,052
	Grupo Argos SA	44,696	183,660
	Grupo Energia Bogota SA ESP	108,559	67,382
	Interconexion Electrica SA ESP	39,686	183,104
	Mineros SA	60,974	47,405
	Promigas SA ESP	11,599	19,484

TOTAL COLOMBIA			1,517,297

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.0%)
	CEZ AS	17,653	$651,973
	Komercni Banka AS	9,798	361,005
Ω	Moneta Money Bank AS	96,987	391,013
	Philip Morris CR AS	81	55,007
*	WAG Payment Solutions PLC	17,824	14,384

TOTAL CZECH REPUBLIC			1,473,382

DENMARK — (2.1%)
*	ALK-Abello AS	50,344	933,327
	Alm Brand AS	345,580	599,223
*	Ambu AS, Class B	71,874	1,149,231
#	AP Moller - Maersk AS, Class A	289	409,856
	AP Moller - Maersk AS, Class B	347	502,827
*	Bang & Olufsen AS	38,004	51,534
	BankNordik P	1,557	35,292
#*	Bavarian Nordic AS	22,630	493,847
#*	Bioporto AS	51,729	9,587
#*	Cadeler AS, ADR	1,217	22,648
	Carlsberg AS, Class B	21,438	2,883,687
	cBrain AS	2,685	107,030
#	Chemometec AS	3,899	164,993
	Coloplast AS, Class B	11,678	1,407,959
	Columbus AS	29,642	41,529
	D/S Norden AS	12,986	547,552
	Danske Bank AS	82,240	2,367,442
*	Demant AS	36,128	1,725,183
	Dfds AS	14,154	432,428
	DSV AS	14,444	2,052,068
	FLSmidth & Co. AS	17,132	854,942
*	Genmab AS	6,789	1,884,829
*	GN Store Nord AS	51,615	1,392,370
	H Lundbeck AS	106,602	518,366
	H Lundbeck AS, Class A	25,793	108,495
*	H&H International AS, Class B	7,342	76,765
*	Huscompagniet AS	3,255	25,663
	ISS AS	48,840	914,451
	Jeudan AS	1,549	46,049
	Jyske Bank AS	23,137	1,872,010
	Matas AS	15,765	253,950
*Ω	Netcompany Group AS	15,725	570,474
*	Nilfisk Holding AS	5,306	111,356
*	NKT AS	23,725	1,968,092
	North Media AS	2,639	22,813
	Novo Nordisk AS, Class B	260,349	33,387,727
	Novonesis (Novozymes) B, Class B	70,322	3,894,201
*	NTG Nordic Transport Group AS, Class A	2,754	111,423
*Ω	Orsted AS	7,253	398,613
	Pandora AS	47,629	7,249,128
	Parken Sport & Entertainment AS	2,257	37,968
	Per Aarsleff Holding AS	8,213	384,838
	Ringkjoebing Landbobank AS	9,915	1,666,278
	Rockwool AS, Class A	1,818	590,892
	Rockwool AS, Class B	3,334	1,086,846
	Royal Unibrew AS	19,787	1,490,109
*	RTX AS	3,370	46,791
Ω	Scandinavian Tobacco Group AS, Class A	29,741	480,442
	Schouw & Co. AS	5,347	428,954
	Solar AS, Class B	2,727	127,588
	SP Group AS	2,487	77,150

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Spar Nord Bank AS	38,522	$681,555
	Sparekassen Sjaelland-Fyn AS	2,769	85,471
	Svitzer AS	1,272	42,743
	Sydbank AS	27,804	1,413,819
	Tivoli AS	652	67,597
	Topdanmark AS	16,517	689,070
	TORM PLC, Class A	15,692	542,064
	Tryg AS	76,280	1,509,751
	UIE PLC	6,390	202,966
*	Vestas Wind Systems AS	65,387	1,752,282
*	Zealand Pharma AS	13,926	1,249,795

TOTAL DENMARK			86,253,929

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	194,925	288,979
*	EFG Holding S.A.E., GDR	10,327	7,229

TOTAL EGYPT			296,208

FINLAND — (0.9%)
	Aktia Bank OYJ	18,893	192,585
	Alma Media OYJ	9,053	95,635
	Anora Group OYJ	9,981	53,082
	Atria OYJ	5,381	53,903
#	Bittium OYJ	6,855	43,430
	Cargotec OYJ, Class B	15,100	1,190,937
#	Citycon OYJ	20,248	82,837
	Digia OYJ	4,257	24,121
	Elisa OYJ	28,906	1,303,353
Ω	Enento Group OYJ	3,885	68,394
	eQ OYJ	496	7,158
	Evli OYJ, Class B	487	10,196
*	Finnair OYJ	8,706	27,252
	Fiskars OYJ Abp	10,162	189,839
	Fortum OYJ	110,317	1,453,690
	F-Secure OYJ	25,473	56,027
#	Gofore OYJ	1,634	41,975
	Harvia OYJ	6,141	267,251
#	Huhtamaki OYJ	43,186	1,654,989
#*	Incap OYJ	4,186	40,013
	Kamux Corp	6,742	38,273
	Kemira OYJ	52,274	1,138,305
	Kesko OYJ, Class A	27,737	486,452
	Kesko OYJ, Class B	101,231	1,728,254
*	Kojamo OYJ	28,584	315,762
	Kone OYJ, Class B	37,069	1,807,002
	Konecranes OYJ	28,766	1,511,808
	Lassila & Tikanoja OYJ	12,854	119,343
*	Lindex Group OYJ	10,727	32,967
*	Mandatum OYJ	34,437	159,591
	Marimekko OYJ	15,377	209,070
#	Metsa Board OYJ, Class B	49,993	359,504
	Metso OYJ	180,765	2,049,351
	Neste OYJ	47,622	1,079,549
	Nokia OYJ	506,167	1,838,909
#	Nokia OYJ, Sponsored ADR	124,601	454,794
	Nokian Renkaat OYJ	47,001	409,800
	Nordea Bank Abp	204,982	2,383,062
	Olvi OYJ, Class A	5,575	178,224

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Oma Saastopankki OYJ	3,577	$65,558
	Oriola OYJ	5,192	5,646
	Oriola OYJ, Class B	53,784	51,265
	Orion OYJ, Class A	8,341	320,649
	Orion OYJ, Class B	34,052	1,300,244
#	Outokumpu OYJ	140,430	567,872
	Pihlajalinna OYJ	4,982	43,954
	Ponsse OYJ	3,449	84,376
	Puuilo OYJ	27,624	300,972
#*	QT Group OYJ	6,759	520,654
	Raisio OYJ, Class V	37,838	77,567
*	Rapala VMC OYJ	4,345	13,768
#*	Remedy Entertainment OYJ	412	8,383
	Revenio Group OYJ	7,382	205,758
	Sampo OYJ, Class A	32,215	1,307,395
	Sanoma OYJ	33,718	244,855
	Scanfil OYJ	2,546	19,893
	Stora Enso OYJ, Class R	131,238	1,748,172
#	Taaleri PLC	4,358	37,573
#	Talenom OYJ	3,546	19,892
Ω	Terveystalo OYJ	38,758	359,910
	TietoEVRY OYJ	34,466	650,411
	Tokmanni Group Corp	24,258	368,130
	UPM-Kymmene OYJ	72,902	2,554,859
	Vaisala OYJ, Class A	5,773	215,590
#	Valmet OYJ	61,452	1,533,290
*	Verkkokauppa.com OYJ	1,289	3,102
	Wartsila OYJ Abp	90,607	1,671,472
*	WithSecure OYJ	26,041	29,708
	YIT OYJ	51,764	107,453

TOTAL FINLAND			37,595,058

FRANCE — (5.3%)
#	ABC arbitrage	10,604	44,799
	Accor SA	44,154	1,935,079
	Aeroports de Paris SA	4,024	511,107
#*	Air France-KLM	15,284	155,847
	Air Liquide SA	16,205	3,169,352
	Airbus SE	29,200	4,805,086
	AKWEL SADIR	4,438	66,164
Ω	ALD SA	55,510	365,062
#	Alstom SA	62,813	990,440
	Altamir	4,354	121,900
	Alten SA	11,312	1,329,390
Ω	Amundi SA	14,335	1,000,073
*Ω	Aramis Group SAS	2,964	11,357
	Arkema SA	25,573	2,638,794
	Assystem SA	2,373	136,146
#*	Atos SE	33,872	72,463
	Aubay	3,407	148,843
#	AXA SA	89,591	3,095,510
	Axway Software SA	3,324	88,636
#*	Bastide le Confort Medical	1,878	36,028
	Beneteau SACA	13,445	174,101
*	Bigben Interactive	6,565	18,098
	BioMerieux	8,607	914,958
	BNP Paribas SA	75,527	5,435,064
	Boiron SA	2,514	91,928
	Bollore SE	129,190	838,539

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Bonduelle SCA	6,634	$57,335
*††	Bourbon Corp. SA	4,401	0
#	Bouygues SA	62,481	2,302,755
	Bureau Veritas SA	77,376	2,256,720
	Capgemini SE	7,884	1,657,067
	Carrefour SA	172,632	2,904,227
#	Catana Group	7,299	37,903
	CBo Territoria	9,164	36,221
*	Cegedim SA	2,736	42,001
*	CGG SA	285,967	119,651
	Cie de Saint-Gobain SA	50,343	3,981,257
	Cie des Alpes	8,548	124,075
	Cie Generale des Etablissements Michelin SCA	127,304	4,890,847
#	Cie Plastic Omnium SE	23,047	280,712
#*	Claranova SE	4,482	11,606
#	Clariane SE	31,391	74,957
	Coface SA	41,198	633,980
	Credit Agricole SA	102,161	1,580,761
	Danone SA	26,813	1,678,154
	Dassault Aviation SA	2,660	569,370
	Dassault Systemes SE	12,058	473,300
	Derichebourg SA	50,289	213,151
	Edenred SE	25,685	1,218,801
	Eiffage SA	35,461	3,783,633
*	Ekinops SAS	1,330	4,674
	Electricite de Strasbourg SA	236	29,201
#*Ω	Elior Group SA	49,560	136,075
	Elis SA	72,376	1,624,941
#	Engie SA	237,670	4,126,096
	Equasens	1,596	100,079
#	Eramet SA	3,410	330,305
#	EssilorLuxottica SA	11,553	2,463,465
	Esso SA Francaise	472	89,711
	Etablissements Maurel et Prom SA	37,996	239,964
	Eurazeo SE	15,983	1,439,710
*	Euroapi SA	1,821	5,712
	Eurofins Scientific SE	37,146	2,276,631
Ω	Euronext NV	20,397	1,836,766
#*	Eutelsat Communications SACA	56,099	225,353
*	Exclusive Networks SA	5,249	111,742
	Exel Industries SA, Class A	664	38,869
	Fnac Darty SA	5,086	178,930
*	Forvia SE	61,667	980,843
	Gaztransport Et Technigaz SA	17,464	2,434,136
#*	Genfit SA	6,255	21,334
	Getlink SE	89,049	1,515,943
	GL Events SACA	2,338	46,909
	Groupe Crit SA	1,957	157,012
	Guerbet	2,805	112,086
	Hermes International SCA	1,974	4,725,737
*	ID Logistics Group SACA	1,050	387,383
	Imerys SA	14,116	453,600
	Infotel SA	1,536	80,208
	Interparfums SA	4,778	242,372
	Ipsen SA	10,798	1,313,429
	IPSOS SA	18,653	1,248,214
	Jacquet Metals SACA	5,320	103,012
*	JCDecaux SE	23,188	483,989
	Kaufman & Broad SA	5,175	166,850

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Kering SA	5,832	$2,043,936
#Ω	La Francaise des Jeux SAEM	29,207	1,100,658
	Laurent-Perrier	647	84,247
	Lectra	12,188	415,224
	Legrand SA	17,991	1,848,874
	Linedata Services	520	41,199
	LISI SA	3,575	93,677
	LNA Sante SA	2,659	57,635
	L’Oreal SA	11,123	5,215,054
#*	Lumibird	756	10,010
	LVMH Moet Hennessy Louis Vuitton SE	21,810	17,915,519
Ω	Maisons du Monde SA	11,816	56,688
	Manitou BF SA	3,915	96,312
	Mersen SA	8,753	323,287
#	Metropole Television SA	9,947	140,470
Ω	Neoen SA	15,310	468,564
	Nexans SA	8,866	944,199
	Nexity SA	17,096	191,750
	NRJ Group	7,862	65,464
	Oeneo SA	10,332	112,822
	Orange SA	550,622	6,128,579
	Pernod Ricard SA	5,607	848,015
#*	Pierre Et Vacances SA	36,881	56,540
	Publicis Groupe SA	39,525	4,361,457
	Quadient SA	15,152	289,942
*††	Recylex SA	5,631	0
	Renault SA	27,057	1,340,223
	Rexel SA	95,881	2,485,220
	Robertet SA	148	138,912
	Rubis SCA	21,423	741,370
	Safran SA	20,862	4,523,551
#	Sanofi SA	55,905	5,523,026
	Sartorius Stedim Biotech	1,197	257,794
	Savencia SA	1,952	109,922
	Schneider Electric SE	17,214	3,924,910
	SCOR SE	68,184	2,224,690
	SEB SA	8,313	981,136
	Seche Environnement SACA	1,233	138,106
	SES SA	146,807	712,231
#*Ω	SMCP SA	11,700	28,170
	Societe BIC SA	8,665	609,349
	Societe Generale SA	84,588	2,279,228
	Societe LDC SADIR	904	144,221
	Sodexo SA	7,828	681,611
*	SOITEC	4,812	470,519
	Sopra Steria Group	6,540	1,431,987
	SPIE SA	40,866	1,485,915
	Stef SA	2,121	287,548
#	STMicroelectronics NV	122,853	4,861,292
	Sword Group	2,456	93,881
	Synergie SE	3,392	129,835
	Technip Energies NV	55,317	1,302,717
	Teleperformance SE	13,587	1,230,775
#	Television Francaise 1 SA	16,669	152,212
	TFF Group	357	16,264
	Thales SA	11,933	2,005,548
#	Thermador Groupe	1,623	138,704
#	Tikehau Capital SCA	7,753	181,420
	Totalenergies EP Gabon	398	71,793

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	TotalEnergies SE	387,146	$28,106,249
	Trigano SA	4,185	636,206
*	Ubisoft Entertainment SA	34,989	823,971
	Valeo SE	81,800	1,036,693
*	Vallourec SACA	65,378	1,125,603
	Veolia Environnement SA, ADR	2,434	37,727
#	Veolia Environnement SA	52,712	1,638,694
Ω	Verallia SA	27,081	1,043,031
	Vetoquinol SA	997	100,374
#	Vicat SACA	8,034	296,601
#	Vinci SA	56,868	6,663,571
	Virbac SACA	759	280,492
#	Vivendi SE	155,807	1,585,132
#*	Voltalia SA	10,199	84,740
	Wavestone	2,385	135,656
*Ω	Worldline SA	51,725	536,515
*Ω	X-Fab Silicon Foundries SE	20,775	143,700

TOTAL FRANCE			214,743,686

GERMANY — (4.3%)
	1&1 AG	14,505	253,490
	7C Solarparken AG	19,921	67,113
	Adesso SE	970	112,698
	adidas AG	5,953	1,434,572
	All for One Group SE	816	50,913
	Allgeier SE	1,536	32,200
	Allianz SE	20,854	5,918,053
	Allianz SE, ADR	805	22,822
	AlzChem Group AG	978	47,553
	Amadeus Fire AG	1,750	209,961
*	Aroundtown SA	195,216	404,698
	Atoss Software AG	1,943	519,423
	Aurubis AG	14,817	1,180,230
#*Ω	Auto1 Group SE	12,943	65,897
	BASF SE	97,774	5,123,020
	Bayer AG	210,067	6,127,798
	Bayerische Motoren Werke AG	49,258	5,366,624
	BayWa AG	6,370	152,811
	Bechtle AG	31,264	1,508,789
Ω	Befesa SA	6,573	187,923
	Beiersdorf AG	3,391	509,679
	Bertrandt AG	2,149	92,306
	Bijou Brigitte AG	1,462	59,714
	Bilfinger SE	8,279	385,350
#*	Borussia Dortmund GmbH & Co. KGaA	29,896	118,507
#*	BRANICKS Group AG	13,392	23,578
	Brenntag SE	34,642	2,764,549
*Ω	Brockhaus Technologies AG	807	18,844
	CANCOM SE	10,093	315,165
	Carl Zeiss Meditec AG	3,404	359,166
*	Ceconomy AG	58,585	134,950
	CENIT AG	2,982	39,612
	Cewe Stiftung & Co. KGaA	3,602	383,301
	Commerzbank AG	179,023	2,660,665
	CompuGroup Medical SE & Co. KGaA	9,970	298,660
	Continental AG	31,977	2,072,470
*Ω	Covestro AG	51,830	2,595,871
	CTS Eventim AG & Co. KGaA	19,872	1,757,256
	Daimler Truck Holding AG	117,919	5,317,702

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*Ω	Delivery Hero SE	14,336	$401,086
	Dermapharm Holding SE	7,280	244,332
	Deutsche Bank AG	255,428	4,081,585
	Deutsche Beteiligungs AG	5,951	175,367
	Deutsche Boerse AG	17,309	3,337,036
	Deutsche EuroShop AG	4,116	83,205
*	Deutsche Lufthansa AG	125,694	899,545
#Ω	Deutsche Pfandbriefbank AG	53,506	253,786
	Deutsche Post AG	143,800	6,020,896
	Deutsche Telekom AG	522,817	11,975,418
	Deutsche Wohnen SE	7,795	147,056
	DMG Mori AG	845	39,893
*	Dr Hoenle AG	1,020	21,683
	Draegerwerk AG & Co. KGaA	1,349	62,729
	Duerr AG	17,076	436,831
Ω	DWS Group GmbH & Co. KGaA	12,614	532,235
	E.ON SE	120,341	1,593,552
	Eckert & Ziegler SE	2,988	118,125
	EDAG Engineering Group AG	4,778	57,884
	Elmos Semiconductor SE	2,766	229,187
	ElringKlinger AG	12,064	85,675
*	Encavis AG	35,167	633,109
	Energiekontor AG	4,020	275,976
	Evonik Industries AG	60,315	1,257,005
*	Evotec SE	10,944	112,780
	Fabasoft AG	2,009	43,245
	Fielmann Group AG	9,500	442,969
*	flatexDEGIRO AG	25,882	338,157
	FORTEC Elektronik AG	461	10,896
#*	Fraport AG Frankfurt Airport Services Worldwide	13,898	695,846
	Freenet AG	53,644	1,491,216
	Fresenius Medical Care AG	56,209	2,366,551
	Fresenius SE & Co. KGaA	59,879	1,786,812
	Friedrich Vorwerk Group SE	3,495	58,568
	FUCHS SE	9,311	340,378
	GEA Group AG	59,438	2,398,916
	Gerresheimer AG	12,933	1,392,844
	Gesco SE	3,358	68,169
	GFT Technologies SE	10,615	310,942
*	Grand City Properties SA	17,881	199,689
	Grenke AG	7,467	173,833
	H&R GmbH & Co. KGaA	5,091	26,898
*	Hamburger Hafen und Logistik AG	10,213	181,739
	Hannover Rueck SE	6,890	1,709,023
#Ω	Hapag-Lloyd AG	5,288	974,119
	Hawesko Holding SE	778	25,083
	Heidelberg Materials AG	30,316	3,050,871
#*	Heidelberger Druckmaschinen AG	104,154	104,924
	Hella GmbH & Co. KGaA	4,982	436,387
*	HelloFresh SE	49,673	333,056
	Henkel AG & Co. KGaA	10,234	735,912
	Hensoldt AG	20,203	795,937
*	Highlight Communications AG	2,448	6,356
	HOCHTIEF AG	8,189	862,296
	Hornbach Holding AG & Co. KGaA	3,806	298,657
	Hugo Boss AG	20,776	1,119,510
	Indus Holding AG	5,147	139,753
	Infineon Technologies AG	103,435	3,589,509
	Infineon Technologies AG, ADR	2,548	88,492

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Init Innovation in Traffic Systems SE	1,931	$81,030
Ω	Instone Real Estate Group SE	10,890	100,866
	IVU Traffic Technologies AG	2,517	39,004
	Jenoptik AG	14,375	385,397
Ω	JOST Werke SE	4,249	205,186
*	Katek SE	1,396	22,403
	KION Group AG	29,038	1,338,300
	Kloeckner & Co. SE	10,042	71,175
	Knaus Tabbert AG	1,839	83,353
	Knorr-Bremse AG	19,228	1,426,824
*	Koenig & Bauer AG	5,320	75,386
	Kontron AG	11,418	229,846
	Krones AG	4,622	609,327
	KWS Saat SE & Co. KGaA	3,213	176,671
	Lanxess AG	30,625	865,555
*	LEG Immobilien SE	16,458	1,397,093
	Leifheit AG	2,142	36,047
*	Manz AG	584	4,743
*	Medios AG	4,391	66,523
	Mercedes-Benz Group AG	127,944	9,677,798
	Merck KGaA	3,858	613,043
	METRO AG	44,348	237,249
*	Mister Spex SE	6,528	19,931
	MLP SE	29,957	180,231
	MTU Aero Engines AG	2,843	684,927
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,531	6,390,858
	Mutares SE & Co. KGaA	7,056	316,240
*	Nagarro SE	2,605	197,949
	Nemetschek SE	20,279	1,792,040
	New Work SE	996	63,033
	Nexus AG	2,995	164,634
	Norma Group SE	10,494	207,798
*	OHB SE	2,484	115,624
	Patrizia SE	13,156	116,004
	Pfeiffer Vacuum Technology AG	1,648	271,959
	PNE AG	25,311	362,372
*	ProCredit Holding AG	4,158	42,345
#	ProSiebenSat.1 Media SE	57,387	445,717
	PSI Software SE	2,453	58,718
	Puma SE	21,792	1,006,158
*	PVA TePla AG	7,068	139,860
	PWO AG	638	20,700
*	q.beyond AG	24,466	16,703
	Rational AG	1,313	1,119,986
*Ω	Redcare Pharmacy NV	815	110,236
	Rheinmetall AG	7,903	4,354,907
#	RTL Group SA	12,315	379,608
	RWE AG	78,989	2,751,624
	Salzgitter AG	12,789	328,435
	SAP SE	17,670	3,190,621
	Secunet Security Networks AG	496	79,560
#*	SGL Carbon SE	3,031	21,702
	Siemens AG	51,599	9,666,221
*	Siemens Energy AG	94,223	1,934,723
Ω	Siemens Healthineers AG	21,337	1,183,296
	Siltronic AG	6,774	527,928
	Sixt SE	6,009	575,335
*	SMA Solar Technology AG	6,446	338,092
	Stabilus SE	8,993	557,997

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Stemmer Imaging AG	749	$27,542
	STRATEC SE	1,048	48,227
	Stroeer SE & Co. KGaA	12,131	777,911
	Suedzucker AG	26,780	382,220
	SUESS MicroTec SE	5,570	275,684
	Symrise AG	6,150	659,229
*	TAG Immobilien AG	58,698	834,549
	Takkt AG	9,190	127,854
*	Talanx AG	19,453	1,463,148
*Ω	TeamViewer SE	46,071	607,802
	Technotrans SE	1,819	40,951
	thyssenkrupp AG	169,963	852,990
	United Internet AG	37,894	916,612
	USU Software AG	493	9,562
#	Verbio SE	7,672	159,935
	Volkswagen AG	4,817	680,031
	Vonovia SE	56,634	1,636,491
	Vossloh AG	3,070	148,563
	Wacker Chemie AG	5,793	620,129
	Wacker Neuson SE	10,911	195,177
	Washtec AG	4,170	177,244
*	Westwing Group SE	1,334	12,284
	Wuestenrot & Wuerttembergische AG	9,432	132,637
	Zeal Network SE	1,660	61,565

TOTAL GERMANY			176,692,690

GREECE — (0.2%)
*	Aegean Airlines SA	15,734	211,098
*	Alpha Services & Holdings SA	461,894	779,962
	Athens Water Supply & Sewage Co. SA	7,196	43,882
	Autohellas Tourist & Trading SA	7,264	99,250
	Avax SA	6,223	9,808
	Bank of Greece.	4,789	71,542
*	Ellaktor SA	18,086	50,505
	ElvalHalcor SA	26,854	55,042
	Entersoft SA Software Development & Related Services Co.	4,271	35,678
	Epsilon Net SA	5,331	68,271
*	Eurobank Ergasias Services & Holdings SA, Class A	167,181	357,641
*††	FF Group	1,384	0
	Fourlis Holdings SA	13,003	57,240
	GEK Terna SA	13,214	235,441
	Hellenic Exchanges - Athens Stock Exchange SA	9,841	53,957
	Hellenic Telecommunications Organization SA	15,536	236,017
	Helleniq Energy Holdings SA	26,712	239,462
	Holding Co. ADMIE IPTO SA	19,838	47,084
	Ideal Holdings SA	10,193	67,899
	Intracom Holdings SA	25,396	98,475
*	Intrakat Technical & Energy Projects SA	6,925	39,786
	Jumbo SA	17,977	559,491
	Kri-Kri Milk Industry SA	4,410	50,263
*	LAMDA Development SA	16,501	121,096
	Motor Oil Hellas Corinth Refineries SA	18,273	530,173
	Mytilineos SA	8,746	354,826
*	National Bank of Greece SA	48,124	387,293
	OPAP SA	9,527	158,497
*	Piraeus Financial Holdings SA	76,749	307,452
	Piraeus Port Authority SA	1,557	41,148
*	Public Power Corp. SA	13,772	164,389
	Quest Holdings SA	4,688	29,012

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Sarantis SA	4,363	$55,109
	Terna Energy SA	2,147	41,739
	Thrace Plastics Holding & Co.	5,555	23,686
	Titan Cement International SA	12,295	388,990

TOTAL GREECE			6,071,204

HONG KONG — (1.1%)
	Aeon Credit Service Asia Co. Ltd.	96,000	69,351
	AIA Group Ltd.	833,400	6,104,116
	Allied Group Ltd.	26,000	4,860
	APAC Resources Ltd.	194,095	29,176
*	Apollo Future Mobility Group Ltd.	9,200	613
	Asia Financial Holdings Ltd.	72,000	30,541
*	Asia Standard International Group Ltd.	326,000	16,447
	ASMPT Ltd.	93,100	1,157,017
	Bank of East Asia Ltd.	391,234	492,600
	Best Mart 360 Holdings Ltd.	40,000	9,383
	BOC Hong Kong Holdings Ltd.	295,500	905,735
	Bright Smart Securities & Commodities Group Ltd.	374,000	78,381
Ω	Budweiser Brewing Co. APAC Ltd.	79,300	110,321
	Build King Holdings Ltd.	90,000	12,367
	Cafe de Coral Holdings Ltd.	144,000	149,348
#	Cathay Pacific Airways Ltd.	439,454	473,093
*	Chi Kan Holdings Ltd.	28,000	10,334
*	China Best Group Holding Ltd.	520,797	8,502
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	27,947
	China Motor Bus Co. Ltd.	2,400	17,025
*††	China Properties Investment Holdings Ltd.	81,000	0
*	China Star Entertainment Ltd.	940,000	93,764
*	Chinese Estates Holdings Ltd.	189,000	25,554
	Chinney Investments Ltd.	48,000	4,721
	Chow Sang Sang Holdings International Ltd.	143,000	153,635
	Chow Tai Fook Jewellery Group Ltd.	269,600	366,831
*	Chuang’s Consortium International Ltd.	132,000	5,970
	CITIC Telecom International Holdings Ltd.	771,000	261,471
	CK Asset Holdings Ltd.	216,177	922,119
	CK Hutchison Holdings Ltd.	282,200	1,370,581
	CK Infrastructure Holdings Ltd.	65,000	367,194
	CK Life Sciences International Holdings, Inc.	596,000	28,448
	CLP Holdings Ltd.	75,000	589,955
*	C-Mer Eye Care Holdings Ltd.	166,000	62,557
	CN Logistics International Holdings Ltd.	34,000	14,280
#††	Convoy, Inc.	1,758,000	7,034
#*	Cowell e Holdings, Inc.	76,000	172,426
Ω	Crystal International Group Ltd.	117,000	60,131
*	CSC Holdings Ltd.	5,605,000	20,092
	CSI Properties Ltd.	2,250,000	25,762
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	164,800	134,756
	Dah Sing Financial Holdings Ltd.	71,600	200,545
	Dickson Concepts International Ltd.	75,000	48,748
	Dynamic Holdings Ltd.	12,000	12,592
	Eagle Nice International Holdings Ltd.	128,000	79,181
#	EC Healthcare	164,000	27,268
*††	EcoGreen International Group Ltd.	50,000	2,277
	Emperor International Holdings Ltd.	10,000	439
	Emperor Watch & Jewellery Ltd.	1,680,000	38,139
*	Energy International Investments Holdings Ltd.	216,000	26,215

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ENM Holdings Ltd.	360,000	$15,417
*	Esprit Holdings Ltd.	1,019,700	29,708
Ω	ESR Group Ltd.	468,600	513,525
	Fairwood Holdings Ltd.	31,500	32,027
	Far East Consortium International Ltd.	542,901	73,419
	First Pacific Co. Ltd.	876,000	409,683
*Ω	FIT Hon Teng Ltd.	308,000	88,309
*Ω	Fosun Tourism Group	76,200	36,090
#*Ω	Frontage Holdings Corp.	158,000	24,738
	FSE Lifestyle Services Ltd.	28,000	19,406
	Galaxy Entertainment Group Ltd.	27,000	121,146
	Giordano International Ltd.	430,000	109,736
*††	Gold Fin Holdings	184,000	0
	Great Eagle Holdings Ltd.	89,925	137,269
	G-Resources Group Ltd.	132,950	42,330
	Guoco Group Ltd.	2,000	18,995
	Guotai Junan International Holdings Ltd.	1,273,000	92,187
#	Gushengtang Holdings Ltd.	28,400	168,450
	Hang Lung Group Ltd.	308,000	365,481
	Hang Lung Properties Ltd.	609,000	672,160
	Hang Seng Bank Ltd.	47,300	623,725
	Hanison Construction Holdings Ltd.	60,757	4,693
#*	Hao Tian International Construction Investment Group Ltd.	64,000	6,048
	Henderson Land Development Co. Ltd.	184,909	557,467
	HK Electric Investments & HK Electric Investments Ltd.	451,500	270,098
	HKBN Ltd.	315,000	94,756
	HKR International Ltd.	302,560	48,352
	HKT Trust & HKT Ltd.	1,149,000	1,268,470
	Hong Kong & China Gas Co. Ltd.	730,168	555,185
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,184,364
	Hong Kong Ferry Holdings Co. Ltd.	18,000	9,797
*	Hong Kong Resources Holdings Co. Ltd.	5,904	717
*	Hong Kong Technology Venture Co. Ltd.	180,000	34,767
*	Hongkong & Shanghai Hotels Ltd.	173,683	135,188
Ω	Honma Golf Ltd.	53,500	22,874
	Hung Hing Printing Group Ltd.	74,000	11,235
	Hutchison Telecommunications Hong Kong Holdings Ltd.	604,000	79,451
	Hysan Development Co. Ltd.	120,000	187,030
Ω	Impro Precision Industries Ltd.	27,000	7,151
	International Housewares Retail Co. Ltd.	113,000	18,450
*	IPE Group Ltd.	180,000	10,801
*	ITC Properties Group Ltd.	190,073	13,596
	Johnson Electric Holdings Ltd.	160,255	218,616
	K Wah International Holdings Ltd.	465,072	108,269
	Karrie International Holdings Ltd.	338,000	22,814
	Kerry Logistics Network Ltd.	167,000	156,304
	Kerry Properties Ltd.	209,000	405,171
	Kingmaker Footwear Holdings Ltd.	158,000	17,668
	Kowloon Development Co. Ltd.	139,000	96,085
	KRP Development Holdings Ltd.	84,500	8,165
*	Lai Sun Development Co. Ltd.	142,770	10,405
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	59,195
*	Lippo China Resources Ltd.	81,000	8,035
*	Lippo Ltd.	58,000	5,778
	Liu Chong Hing Investment Ltd.	84,000	49,655
	L’Occitane International SA	161,000	663,496
	Luk Fook Holdings International Ltd.	144,000	345,220
	Man Wah Holdings Ltd.	668,000	487,539
	MGM China Holdings Ltd.	119,200	201,203

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*††	MH Development NPV	24,000	$0
	Miramar Hotel & Investment	88,000	112,075
	Modern Dental Group Ltd.	140,000	85,672
#*	Mongolian Mining Corp.	210,000	267,757
	MTR Corp. Ltd.	81,333	267,296
*	NagaCorp Ltd.	364,811	191,191
††	Nan Hai Corp. Ltd.	7,550,000	6,370
*	New Focus Auto Tech Holdings Ltd.	1,596,000	33,718
#	New World Development Co. Ltd.	452,952	481,013
*††	NewOcean Energy Holdings Ltd.	370,000	0
	Nissin Foods Co. Ltd.	65,000	42,614
	NWS Holdings Ltd.	487,116	411,780
	Oriental Watch Holdings	155,596	70,137
*	Oshidori International Holdings Ltd.	1,594,198	32,692
	Pacific Basin Shipping Ltd.	2,328,000	806,088
	Pacific Textiles Holdings Ltd.	440,000	83,974
*	Paradise Entertainment Ltd.	36,000	4,078
	PC Partner Group Ltd.	102,000	36,989
	PCCW Ltd.	1,458,658	729,321
	Pentamaster International Ltd.	118,000	11,335
	Perfect Medical Health Management Ltd.	124,000	38,411
	Pico Far East Holdings Ltd.	324,000	66,628
	Playmates Toys Ltd.	64,000	4,813
	Plover Bay Technologies Ltd.	80,000	28,529
	Power Assets Holdings Ltd.	109,000	625,240
	PRADA SpA	80,100	653,240
*	PT International Development Co. Ltd.	681,000	5,094
	Public Financial Holdings Ltd.	156,000	24,099
#*	Realord Group Holdings Ltd.	54,000	37,250
#*	Regal Hotels International Holdings Ltd.	120,000	37,443
Ω	Regina Miracle International Holdings Ltd.	81,000	23,043
*	Sa Sa International Holdings Ltd.	364,000	36,102
*Ω	Samsonite International SA	414,900	1,458,650
*	Sands China Ltd.	125,200	295,302
	SAS Dragon Holdings Ltd.	88,000	43,437
	SEA Holdings Ltd.	60,582	12,031
*	Shangri-La Asia Ltd.	422,000	294,341
*	Shun Tak Holdings Ltd.	546,000	54,079
	Singamas Container Holdings Ltd.	570,000	39,890
	Sino Land Co. Ltd.	579,955	620,087
	SITC International Holdings Co. Ltd.	465,000	1,008,396
#*	SJM Holdings Ltd.	533,499	195,797
	SmarTone Telecommunications Holdings Ltd.	138,000	64,261
*	Solomon Systech International Ltd.	524,000	18,614
	Soundwill Holdings Ltd.	41,000	36,971
	Stella International Holdings Ltd.	173,500	316,262
	Sun Hung Kai & Co. Ltd.	211,000	64,432
	Sun Hung Kai Properties Ltd.	73,000	673,422
#	SUNeVision Holdings Ltd.	246,000	78,164
	Swire Pacific Ltd., Class A	60,000	508,122
	Swire Pacific Ltd., Class B	107,500	146,048
	Swire Properties Ltd.	90,000	186,135
	TAI Cheung Holdings Ltd.	164,000	69,922
	Tao Heung Holdings Ltd.	60,000	5,570
*††	Taung Gold International Ltd.	4,350,000	2,780
	Techtronic Industries Co. Ltd.	143,500	1,983,068
*	Television Broadcasts Ltd.	110,900	47,779
#*	Texhong International Group Ltd.	145,500	79,022
	Texwinca Holdings Ltd.	332,000	32,931

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Theme International Holdings Ltd.	1,450,000	$110,744
#	Time Interconnect Technology Ltd.	64,000	15,160
*	TOM Group Ltd.	24,000	1,464
*	Tongda Group Holdings Ltd.	2,489,999	25,141
	Town Health International Medical Group Ltd.	254,000	9,077
	Tradelink Electronic Commerce Ltd.	290,000	34,037
	Transport International Holdings Ltd.	87,866	100,843
	Tycoon Group Holdings Ltd.	44,000	22,687
	United Laboratories International Holdings Ltd.	452,000	533,019
††	Untrade.Ch Wood Opti	56,000	1,208
*††	Untrade.Genting Hk	188,000	0
	Value Partners Group Ltd.	303,000	69,103
	Vesync Co. Ltd.	44,000	24,949
	Vitasoy International Holdings Ltd.	118,000	88,070
#*	Vobile Group Ltd.	236,000	41,301
	VSTECS Holdings Ltd.	350,000	222,869
	VTech Holdings Ltd.	58,600	338,720
	Wang On Group Ltd.	2,640,000	10,809
Ω	WH Group Ltd.	2,088,132	1,517,738
	Wharf Real Estate Investment Co. Ltd.	115,000	356,789
	Wing Tai Properties Ltd.	52,000	14,457
*	Wynn Macau Ltd.	82,800	76,892
*	Xingye Alloy Materials Group Ltd.	86,000	11,040
	Xinyi Glass Holdings Ltd.	632,524	675,919
	Yue Yuen Industrial Holdings Ltd.	300,500	532,052
*	Zensun Enterprises Ltd.	135,000	5,695
*	Zhaobangji Lifestyle Holdings Ltd.	344,000	9,604

TOTAL HONG KONG			45,246,643

HUNGARY — (0.1%)
#*	4iG Nyrt	7,200	15,906
	Magyar Telekom Telecommunications PLC	100,745	254,079
	MOL Hungarian Oil & Gas PLC	136,403	1,117,916
*	Opus Global Nyrt	27,448	28,270
	OTP Bank Nyrt	21,980	1,089,453
	Richter Gedeon Nyrt	6,597	167,970

TOTAL HUNGARY			2,673,594

INDIA — (6.5%)
	360 ONE WAM Ltd.	36,444	340,662
*	3i Infotech Ltd.	16,458	7,681
	Aarti Drugs Ltd.	15,426	93,085
	Aarti Industries Ltd.	40,532	359,519
	Aarti Pharmalabs Ltd.	10,133	62,018
*	Aavas Financiers Ltd.	442	8,621
	Abbott India Ltd.	863	273,963
	ACC Ltd.	17,719	535,786
	Action Construction Equipment Ltd.	11,951	217,072
*	Adani Energy Solutions Ltd.	18,111	231,325
	Adani Enterprises Ltd.	1,562	57,035
*	Adani Green Energy Ltd.	9,405	202,028
	Adani Ports & Special Economic Zone Ltd.	49,114	776,887
*	Adani Power Ltd.	185,213	1,360,440
	Adani Total Gas Ltd.	15,559	173,548
	ADF Foods Ltd.	11,330	30,679
*	Aditya Birla Capital Ltd.	190,334	529,792
	Advanced Enzyme Technologies Ltd.	14,719	69,619
	Aegis Logistics Ltd.	45,524	371,015

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	AGI Greenpac Ltd.	11,207	$111,921
	Agro Tech Foods Ltd.	1,165	10,519
	Ahluwalia Contracts India Ltd.	7,648	101,938
	AIA Engineering Ltd.	11,115	503,987
	Ajanta Pharma Ltd.	17,548	464,700
	Akzo Nobel India Ltd.	2,300	67,479
	Alembic Ltd.	28,091	31,147
	Alembic Pharmaceuticals Ltd.	25,708	307,716
	Alkem Laboratories Ltd.	6,176	357,003
	Alkyl Amines Chemicals	3,302	80,525
	Allcargo Logistics Ltd.	125,488	109,878
	Allcargo Terminals Ltd.	31,372	22,286
	Amara Raja Energy & Mobility Ltd.	20,590	270,155
	Ambuja Cements Ltd.	59,988	444,039
	Anant Raj Ltd.	34,045	147,045
	Andhra Sugars Ltd.	28,073	36,042
	Angel One Ltd.	5,945	198,635
	Apar Industries Ltd.	4,455	419,602
	Apcotex Industries Ltd.	3,910	21,195
	APL Apollo Tubes Ltd.	37,580	703,388
	Apollo Hospitals Enterprise Ltd.	13,609	969,665
	Apollo Tyres Ltd.	127,582	779,616
	Arvind Fashions Ltd.	12,904	73,753
	Arvind Ltd.	61,309	230,155
	Asahi India Glass Ltd.	18,993	136,714
	Ashiana Housing Ltd.	8,633	38,437
	Ashok Leyland Ltd.	194,617	447,606
*	Ashoka Buildcon Ltd.	45,156	94,070
	Asian Paints Ltd.	22,765	782,824
Ω	Aster DM Healthcare Ltd.	42,764	177,113
	Astra Microwave Products Ltd.	16,150	134,529
	Astral Ltd.	18,825	476,871
	AstraZeneca Pharma India Ltd.	1,165	74,262
	Atul Ltd.	3,649	261,992
Ω	AU Small Finance Bank Ltd.	27,468	207,755
	Aurobindo Pharma Ltd.	94,445	1,299,489
	Automotive Axles Ltd.	1,309	29,647
	Avanti Feeds Ltd.	13,928	88,934
*Ω	Avenue Supermarts Ltd.	1,757	96,977
	Axis Bank Ltd.	250,514	3,486,349
	Axis Bank Ltd., GDR	1,036	72,520
	Bajaj Auto Ltd.	5,840	624,309
	Bajaj Consumer Care Ltd.	18,382	53,147
	Bajaj Finance Ltd.	17,369	1,436,530
	Bajaj Finserv Ltd.	12,340	238,229
*	Bajaj Hindusthan Sugar Ltd.	308,050	131,992
	Bajaj Holdings & Investment Ltd.	8,383	819,728
	Balaji Amines Ltd.	4,219	110,458
	Balkrishna Industries Ltd.	23,789	690,392
	Balmer Lawrie & Co. Ltd.	31,203	101,709
	Balrampur Chini Mills Ltd.	73,082	348,252
	Banco Products India Ltd.	4,272	31,901
Ω	Bandhan Bank Ltd.	81,388	182,839
	Bank of Baroda	269,632	903,044
	Bank of India	99,928	184,909
	Bank of Maharashtra	340,405	285,106
	Bannari Amman Sugars Ltd.	790	25,145
	BASF India Ltd.	3,176	141,868
	Bata India Ltd.	11,145	182,569

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bayer CropScience Ltd.	1,033	$68,288
	BEML Ltd.	5,370	225,401
	Berger Paints India Ltd.	41,751	255,499
*	BF Utilities Ltd.	4,868	50,216
	Bhansali Engineering Polymers Ltd.	6,324	7,636
	Bharat Bijlee Ltd.	2,736	105,754
	Bharat Electronics Ltd.	840,447	2,353,721
	Bharat Forge Ltd.	54,243	824,560
	Bharat Heavy Electricals Ltd.	281,423	944,783
	Bharat Petroleum Corp. Ltd.	77,450	566,173
	Bharat Rasayan Ltd.	275	31,541
	Bharti Airtel Ltd.	273,510	4,336,504
	Birla Corp. Ltd.	9,881	169,588
	Birlasoft Ltd.	72,499	562,645
*	Black Box Ltd.	6,786	19,551
	BLS International Services Ltd.	16,560	69,405
	Blue Dart Express Ltd.	1,564	118,118
	Blue Star Ltd.	18,366	328,344
	Bombay Burmah Trading Co.	5,089	94,749
*	Borosil Ltd.	2,074	8,792
	Bosch Ltd.	649	227,360
	Brigade Enterprises Ltd.	25,902	319,179
*	Brightcom Group Ltd.	2,124	355
	Britannia Industries Ltd.	12,482	714,016
	BSE Ltd.	17,184	570,043
*	Camlin Fine Sciences Ltd.	4,683	5,930
	Can Fin Homes Ltd.	23,250	212,640
	Canara Bank	96,339	715,013
*	Capacit’e Infraprojects Ltd.	8,742	32,511
	Caplin Point Laboratories Ltd.	5,976	97,041
	Carborundum Universal Ltd.	22,029	375,050
	Care Ratings Ltd.	4,806	68,191
	Castrol India Ltd.	102,916	258,603
	CCL Products India Ltd.	36,778	260,481
	Ceat Ltd.	8,354	256,284
	Central Depository Services India Ltd.	14,699	369,812
	Century Enka Ltd.	5,766	32,487
	Century Plyboards India Ltd.	21,503	163,927
	Century Textiles & Industries Ltd.	17,159	410,161
	Cera Sanitaryware Ltd.	1,982	170,161
	CESC Ltd.	157,900	277,593
	CG Power & Industrial Solutions Ltd.	137,635	911,423
*	Chalet Hotels Ltd.	4,849	50,113
	Chambal Fertilisers & Chemicals Ltd.	65,205	331,361
	Chennai Petroleum Corp. Ltd.	10,216	124,967
*††	Chennai Super Kings Cricket Ltd.	52,326	0
	Cholamandalam Financial Holdings Ltd.	30,613	394,227
	Cholamandalam Investment & Finance Co. Ltd.	100,903	1,445,979
	CIE Automotive India Ltd.	39,842	234,184
	Cigniti Technologies Ltd.	4,584	73,568
	Cipla Ltd.	103,155	1,727,522
	City Union Bank Ltd.	128,828	247,938
	Coal India Ltd.	125,372	681,040
Ω	Cochin Shipyard Ltd.	32,460	508,043
*Ω	Coffee Day Enterprises Ltd.	29,071	21,700
	Coforge Ltd.	9,027	549,240
	Colgate-Palmolive India Ltd.	23,255	785,398
	Computer Age Management Services Ltd.	7,387	283,002
	Container Corp. of India Ltd.	52,193	639,985

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	43,719	$633,250
	Cosmo First Ltd.	5,608	40,150
*	CreditAccess Grameen Ltd.	8,631	156,008
	CRISIL Ltd.	5,681	295,775
	Crompton Greaves Consumer Electricals Ltd.	134,422	512,490
*	CSB Bank Ltd.	4,343	19,232
	Cummins India Ltd.	16,804	656,848
	Cyient Ltd.	15,957	344,896
	Dabur India Ltd.	56,117	340,951
	Dalmia Bharat Ltd.	24,001	528,013
	Dalmia Bharat Sugar & Industries Ltd.	7,147	34,636
	DB Corp. Ltd.	24,605	83,093
	DCB Bank Ltd.	72,669	121,561
	DCM Shriram Ltd.	20,669	239,459
	DCW Ltd.	49,031	32,504
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	143,699
	Deepak Nitrite Ltd.	12,191	355,320
	Delta Corp. Ltd.	32,285	47,227
*	DEN Networks Ltd.	41,201	25,123
	Dhampur Sugar Mills Ltd.	16,030	45,345
*	Dhani Services Ltd.	83,065	51,486
	Dhanuka Agritech Ltd.	5,584	93,570
Ω	Dilip Buildcon Ltd.	15,884	89,095
*	Dish TV India Ltd.	343,258	72,159
*	Dishman Carbogen Amcis Ltd.	27,694	76,934
	Divi’s Laboratories Ltd.	17,454	835,445
	Dixon Technologies India Ltd.	9,427	939,845
	DLF Ltd.	94,388	1,006,344
	Dollar Industries Ltd.	1,204	8,311
Ω	Dr Lal PathLabs Ltd.	10,564	300,337
	Dr Reddy’s Laboratories Ltd., ADR	15,521	1,140,328
	Dr Reddy’s Laboratories Ltd.	15,332	1,137,027
	Dwarikesh Sugar Industries Ltd.	22,415	19,545
	Dynamatic Technologies Ltd.	1,057	104,998
	eClerx Services Ltd.	13,976	412,093
	Edelweiss Financial Services Ltd.	141,455	132,101
	Eicher Motors Ltd.	11,067	611,677
	EID Parry India Ltd.	27,575	204,395
	EIH Associated Hotels	3,502	31,050
	EIH Ltd.	48,193	276,303
	Electrosteel Castings Ltd.	143,137	327,254
	Elgi Equipments Ltd.	32,594	254,805
	Emami Ltd.	64,593	375,436
Ω	Endurance Technologies Ltd.	6,331	150,478
	Engineers India Ltd.	88,087	256,974
	Epigral Ltd.	3,103	49,252
	EPL Ltd.	13,454	29,194
Ω	Equitas Small Finance Bank Ltd.	80,509	93,497
*Ω	Eris Lifesciences Ltd.	7,654	82,013
	ESAB India Ltd.	1,446	92,077
	Escorts Kubota Ltd.	7,522	303,339
	Everest Industries Ltd.	2,593	38,820
	Excel Industries Ltd.	1,267	15,639
	Exide Industries Ltd.	132,617	751,182
	Fairchem Organics Ltd.	494	8,289
*	FDC Ltd.	17,971	97,752
	Federal Bank Ltd.	595,372	1,158,197
*	Federal-Mogul Goetze India Ltd.	2,733	11,929
	FIEM Industries Ltd.	3,998	57,783

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Filatex India Ltd.	38,784	$29,280
	Fine Organic Industries Ltd.	2,421	126,509
	Finolex Cables Ltd.	22,825	287,198
	Finolex Industries Ltd.	77,237	246,407
	Firstsource Solutions Ltd.	78,315	198,344
	Force Motors Ltd.	3,168	359,715
	Fortis Healthcare Ltd.	173,242	910,483
	Gabriel India Ltd.	27,470	129,057
	GAIL India Ltd.	727,699	1,817,878
	Galaxy Surfactants Ltd.	2,102	65,785
	Ganesh Housing Corp. Ltd.	5,906	56,535
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	154,225
	Garware Technical Fibres Ltd.	4,083	157,226
	Gateway Distriparks Ltd.	96,744	123,952
*	GE T&D India Ltd.	23,648	321,342
	Genus Power Infrastructures Ltd.	31,303	111,796
	GHCL Ltd.	23,955	147,154
*	GHCL Textiles Ltd.	23,955	23,845
	GIC Housing Finance Ltd.	18,109	48,049
	Gillette India Ltd.	1,947	155,206
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	213,470
	Glenmark Pharmaceuticals Ltd.	58,036	736,354
	GMM Pfaudler Ltd.	1,759	29,939
	Godawari Power & Ispat Ltd.	11,399	121,324
	Godfrey Phillips India Ltd.	5,565	223,372
Ω	Godrej Agrovet Ltd.	3,324	21,735
	Godrej Consumer Products Ltd.	35,807	526,634
*	Godrej Industries Ltd.	28,932	334,119
*	Godrej Properties Ltd.	7,841	247,676
	Goodyear India Ltd.	2,222	30,948
	Granules India Ltd.	56,623	288,229
	Graphite India Ltd.	18,159	146,703
	Grasim Industries Ltd.	56,927	1,640,247
	Grauer & Weil India Ltd.	25,612	27,300
	Gravita India Ltd.	2,184	25,420
	Great Eastern Shipping Co. Ltd.	37,226	485,731
	Greaves Cotton Ltd.	16,861	28,555
	Greenlam Industries Ltd.	6,449	46,839
	Greenpanel Industries Ltd.	16,581	62,547
	Greenply Industries Ltd.	16,548	50,857
	Grindwell Norton Ltd.	9,443	240,920
	Gujarat Alkalies & Chemicals Ltd.	13,663	129,579
	Gujarat Ambuja Exports Ltd.	72,824	147,025
	Gujarat Fluorochemicals Ltd.	9,976	429,513
	Gujarat Gas Ltd.	24,930	163,022
	Gujarat Industries Power Co. Ltd.	12,468	28,147
	Gujarat Mineral Development Corp. Ltd.	43,682	218,638
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,954	246,467
	Gujarat Pipavav Port Ltd.	89,581	226,142
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	192,958
	Gujarat State Petronet Ltd.	100,344	353,945
	Gulf Oil Lubricants India Ltd.	3,029	37,329
	Happiest Minds Technologies Ltd.	11,910	115,994
*	Hathway Cable & Datacom Ltd.	45,980	12,115
	Hatsun Agro Product Ltd.	17,318	226,415
	Havells India Ltd.	37,085	739,040
	HBL Power Systems Ltd.	65,276	398,561
	HCL Technologies Ltd.	135,785	2,216,702
Ω	HDFC Asset Management Co. Ltd.	9,368	435,644

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HDFC Bank Ltd.	390,512	$7,070,231
Ω	HDFC Life Insurance Co. Ltd.	22,041	154,005
*	HealthCare Global Enterprises Ltd.	6,523	28,530
	HEG Ltd.	3,340	94,040
	HeidelbergCement India Ltd.	34,643	83,555
	Heritage Foods Ltd.	15,124	59,855
	Hero MotoCorp Ltd.	36,123	1,963,901
	Hester Biosciences Ltd.	1,115	22,148
	HFCL Ltd.	235,479	283,610
	HG Infra Engineering Ltd.	5,215	73,909
	Hikal Ltd.	22,547	81,727
	HIL Ltd.	1,370	43,809
	Himadri Speciality Chemical Ltd.	96,129	431,261
	Hindalco Industries Ltd.	374,600	2,879,174
	Hinduja Global Solutions Ltd.	6,335	66,368
	Hindustan Aeronautics Ltd.	25,408	1,199,547
*	Hindustan Construction Co. Ltd.	179,437	81,253
	Hindustan Copper Ltd.	55,468	255,445
*	Hindustan Oil Exploration Co. Ltd.	11,080	28,602
	Hindustan Petroleum Corp. Ltd.	94,217	558,759
	Hindustan Unilever Ltd.	36,054	964,337
	Hle Glascoat Ltd.	1,465	7,923
	Honda India Power Products Ltd.	1,245	36,156
	Huhtamaki India Ltd.	7,123	26,285
	I G Petrochemicals Ltd.	4,751	30,877
	ICICI Bank Ltd., Sponsored ADR	87,297	2,403,286
	ICICI Bank Ltd.	115,986	1,597,958
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	408,630
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	117,925
Ω	ICICI Securities Ltd.	18,452	166,982
	ICRA Ltd.	776	49,347
*	IDFC First Bank Ltd.	1,092,132	1,071,210
*	IDFC Ltd.	434,035	630,243
*	IFB Industries Ltd.	1,075	19,671
	IIFL Finance Ltd.	55,498	270,299
	IIFL Securities Ltd.	35,706	61,403
*	India Cements Ltd.	86,812	232,312
	India Glycols Ltd.	4,576	45,928
	Indiabulls Housing Finance Ltd.	107,599	218,409
*	Indiabulls Real Estate Ltd.	108,361	170,441
	Indian Bank	65,141	426,579
Ω	Indian Energy Exchange Ltd.	127,492	237,803
	Indian Hotels Co. Ltd.	64,599	445,725
	Indian Oil Corp. Ltd.	275,190	556,043
	Indian Railway Catering & Tourism Corp. Ltd.	18,683	232,339
Ω	Indian Railway Finance Corp. Ltd.	141,713	265,602
	Indo Count Industries Ltd.	29,913	139,099
	Indoco Remedies Ltd.	6,213	24,323
	Indraprastha Gas Ltd.	62,266	351,048
*	Indus Towers Ltd.	217,731	922,145
	IndusInd Bank Ltd.	35,507	640,914
	Infibeam Avenues Ltd.	338,796	138,664
	Info Edge India Ltd.	8,235	594,725
	Infosys Ltd.	301,896	5,101,674
	Ingersoll Rand India Ltd.	2,018	96,228
*	Inox Wind Ltd.	11,379	84,808
	Insecticides India Ltd.	1,658	11,494
	Intellect Design Arena Ltd.	16,141	207,952
*Ω	InterGlobe Aviation Ltd.	14,591	696,481

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	$41,525
	Ipca Laboratories Ltd.	32,280	518,658
	IRB Infrastructure Developers Ltd.	370,150	300,189
Ω	IRCON International Ltd.	78,591	235,621
	ISGEC Heavy Engineering Ltd.	1,141	14,948
	ITC Ltd.	447,238	2,330,401
	ITD Cementation India Ltd.	22,260	100,795
*	ITI Ltd.	28,841	106,108
	J Kumar Infraprojects Ltd.	11,676	94,259
*	Jagran Prakashan Ltd.	29,376	36,786
	Jai Corp. Ltd.	15,986	61,607
*	Jaiprakash Power Ventures Ltd.	578,463	137,623
	Jammu & Kashmir Bank Ltd.	95,744	156,372
	Jamna Auto Industries Ltd.	27,803	46,526
	JB Chemicals & Pharmaceuticals Ltd.	18,860	430,797
	JBM Auto Ltd.	1,810	41,110
	Jindal Poly Films Ltd.	4,656	31,733
	Jindal Saw Ltd.	68,205	451,695
	Jindal Stainless Ltd.	171,783	1,453,050
	Jindal Steel & Power Ltd.	151,388	1,680,144
*	Jio Financial Services Ltd.	235,961	1,059,044
	JK Cement Ltd.	9,251	442,474
	JK Lakshmi Cement Ltd.	16,149	153,396
	JK Paper Ltd.	39,899	182,359
	JK Tyre & Industries Ltd.	33,904	170,830
	JM Financial Ltd.	126,883	134,167
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	25,763
	JSW Energy Ltd.	153,003	1,154,788
	JSW Steel Ltd.	292,736	3,090,193
	JTEKT India Ltd.	27,645	57,538
	Jubilant Foodworks Ltd.	100,705	557,312
	Jubilant Ingrevia Ltd.	36,620	240,482
	Jubilant Pharmova Ltd.	24,138	194,928
	Jyothy Labs Ltd.	19,894	102,628
	Kajaria Ceramics Ltd.	35,331	509,444
	Kalpataru Projects International Ltd.	23,959	352,876
	Kalyani Steels Ltd.	8,932	93,889
	Kansai Nerolac Paints Ltd.	18,894	63,123
	Karnataka Bank Ltd.	111,612	308,634
	Karur Vysya Bank Ltd.	162,946	398,239
	Kaveri Seed Co. Ltd.	8,491	88,075
	KCP Ltd.	18,420	39,356
	KEC International Ltd.	39,834	355,143
	KEI Industries Ltd.	27,752	1,326,358
	Kennametal India Ltd.	1,297	38,940
	Kewal Kiran Clothing Ltd.	2,389	20,362
*	Kiri Industries Ltd.	1,263	5,447
	Kirloskar Brothers Ltd.	4,402	68,437
	Kirloskar Oil Engines Ltd.	17,599	214,444
††	Klass Pack Ltd.	1,555	1,520
	KNR Constructions Ltd.	42,416	134,767
	Kolte-Patil Developers Ltd.	5,570	35,717
	Kotak Mahindra Bank Ltd.	34,459	669,601
	KPIT Technologies Ltd.	58,305	1,034,992
	KPR Mill Ltd.	53,906	542,976
	KRBL Ltd.	24,875	88,040
	KSB Ltd.	4,122	223,050
	L&T Finance Ltd.	284,262	567,212
Ω	L&T Technology Services Ltd.	4,254	235,280

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LA Opala RG Ltd.	1,909	$7,447
	Lakshmi Machine Works Ltd.	771	155,899
	Larsen & Toubro Ltd.	74,431	3,197,392
Ω	Laurus Labs Ltd.	78,780	425,241
	LG Balakrishnan & Bros Ltd.	7,963	122,037
	LIC Housing Finance Ltd.	121,954	980,869
	Linde India Ltd.	3,102	305,647
	LT Foods Ltd.	41,256	106,317
Ω	LTIMindtree Ltd.	18,857	1,059,016
	Lumax Auto Technologies Ltd.	10,082	57,569
	Lumax Industries Ltd.	1,052	31,714
	Lupin Ltd.	62,163	1,225,553
	LUX Industries Ltd.	1,387	24,783
	Mahanagar Gas Ltd.	9,680	166,907
	Maharashtra Scooters Ltd.	349	32,565
	Maharashtra Seamless Ltd.	18,958	203,751
	Mahindra & Mahindra Financial Services Ltd.	298,747	934,023
	Mahindra & Mahindra Ltd.	145,183	3,750,999
*	Mahindra Holidays & Resorts India Ltd.	34,822	176,000
	Mahindra Lifespace Developers Ltd.	27,548	209,291
Ω	Mahindra Logistics Ltd.	3,838	21,542
	Maithan Alloys Ltd.	2,030	30,463
	Man Infraconstruction Ltd.	30,854	80,398
	Manappuram Finance Ltd.	235,523	562,328
	Mangalore Refinery & Petrochemicals Ltd.	40,362	120,496
	Marico Ltd.	106,063	658,200
	Marksans Pharma Ltd.	74,161	147,768
	Maruti Suzuki India Ltd.	2,703	414,126
Ω	MAS Financial Services Ltd.	13,779	49,280
	Mastek Ltd.	4,519	145,303
*	Max Estates Ltd.	6,858	24,059
	Max Healthcare Institute Ltd.	26,551	266,128
	Mayur Uniquoters Ltd.	8,402	52,941
	Mazagon Dock Shipbuilders Ltd.	12,362	348,211
	Meghmani Organics Ltd.	33,015	34,155
Ω	Metropolis Healthcare Ltd.	6,923	150,449
	Minda Corp. Ltd.	11,926	58,020
Ω	Mishra Dhatu Nigam Ltd.	14,607	76,634
	MM Forgings Ltd.	3,625	50,042
	MOIL Ltd.	22,181	107,146
	Monte Carlo Fashions Ltd.	3,649	29,856
*	Morepen Laboratories Ltd.	75,587	44,935
	Motherson Sumi Wiring India Ltd.	433,050	358,567
	Motilal Oswal Financial Services Ltd.	12,383	351,878
	Mphasis Ltd.	33,542	929,253
	MRF Ltd.	654	1,043,992
	Mrs Bectors Food Specialities Ltd.	4,039	61,351
	MSTC Ltd.	7,750	83,715
	Muthoot Finance Ltd.	66,141	1,357,174
	Narayana Hrudayalaya Ltd.	18,518	284,910
	Natco Pharma Ltd.	20,784	252,883
	National Aluminium Co. Ltd.	319,195	705,916
	National Fertilizers Ltd.	35,078	43,644
	Nava Ltd.	42,413	253,587
	Navin Fluorine International Ltd.	1,958	80,134
	Navneet Education Ltd.	39,220	69,223
	NCC Ltd.	133,271	384,486
	NCL Industries Ltd.	8,249	20,579
	NELCO Ltd.	2,004	18,163

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NESCO Ltd.	8,606	$89,344
	Nestle India Ltd.	36,800	1,105,789
	Neuland Laboratories Ltd.	1,127	102,891
	NHPC Ltd.	332,705	382,001
	NIIT Learning Systems Ltd.	25,172	150,079
	NIIT Ltd.	25,172	31,924
	Nilkamal Ltd.	2,650	62,246
Ω	Nippon Life India Asset Management Ltd.	19,665	138,011
	NLC India Ltd.	66,590	192,017
	NMDC Ltd.	262,907	798,151
*††	NMDC Steel Ltd.	262,907	202,859
	NOCIL Ltd.	39,174	125,695
	Novartis India Ltd.	1,821	22,574
	NRB Bearings Ltd.	20,512	77,042
	NTPC Ltd.	299,031	1,298,855
	Nucleus Software Exports Ltd.	3,108	51,293
*	Nuvama Wealth Management Ltd.	1,578	98,051
	Oberoi Realty Ltd.	36,793	650,032
	Oil & Natural Gas Corp. Ltd.	129,321	436,170
	Oil India Ltd.	56,889	422,423
	Oracle Financial Services Software Ltd.	5,536	500,917
	Orient Cement Ltd.	38,546	102,713
	Orient Electric Ltd.	29,101	75,949
	Orient Paper & Industries Ltd.	48,586	30,400
	Oriental Carbon & Chemicals Ltd.	1,440	12,945
	Page Industries Ltd.	938	390,642
	Paisalo Digital Ltd.	116,980	99,347
	Panama Petrochem Ltd.	5,121	20,494
*Ω	Parag Milk Foods Ltd.	9,183	23,174
*	Patel Engineering Ltd.	105,493	72,551
*	PC Jeweller Ltd.	66,129	41,321
	PCBL Ltd.	61,168	197,190
	Persistent Systems Ltd.	33,894	1,363,225
	Petronet LNG Ltd.	282,882	1,048,818
	Pfizer Ltd.	2,456	125,518
	Phoenix Mills Ltd.	16,323	619,210
	PI Industries Ltd.	13,700	596,449
	Pidilite Industries Ltd.	13,377	487,916
	Piramal Enterprises Ltd.	28,361	312,271
*	Piramal Pharma Ltd.	130,810	224,520
*Ω	PNB Housing Finance Ltd.	8,078	76,539
	PNC Infratech Ltd.	30,500	163,952
	Poly Medicure Ltd.	4,687	92,066
	Polycab India Ltd.	6,068	412,748
	Polyplex Corp. Ltd.	6,105	67,846
	Poonawalla Fincorp Ltd.	51,968	303,325
	Power Finance Corp. Ltd.	421,622	2,212,159
	Power Grid Corp. of India Ltd.	318,901	1,150,205
	Power Mech Projects Ltd.	1,652	103,382
	Praj Industries Ltd.	24,932	162,860
*	Prakash Industries Ltd.	57,269	116,761
Ω	Prataap Snacks Ltd.	2,707	28,919
	Prestige Estates Projects Ltd.	53,086	874,740
*	Pricol Ltd.	26,229	136,124
*	Prime Focus Ltd.	9,031	11,757
*	Prince Pipes & Fittings Ltd.	6,088	46,494
*	Prism Johnson Ltd.	43,150	85,075
*	Privi Speciality Chemicals Ltd.	2,218	33,112
	Procter & Gamble Health Ltd.	2,444	142,895

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	$327,919
	PSP Projects Ltd.	3,112	25,076
	PTC India Ltd.	99,145	266,361
	Punjab National Bank	271,706	456,448
*	PVR Inox Ltd.	4,327	70,217
Ω	Quess Corp. Ltd.	19,671	147,169
	Radico Khaitan Ltd.	16,836	355,198
	Rain Industries Ltd.	61,259	127,534
*	Rajesh Exports Ltd.	25,906	98,659
	Rallis India Ltd.	18,917	60,400
	Ramco Cements Ltd.	27,322	259,860
	Ramco Industries Ltd.	13,704	36,937
	Ramkrishna Forgings Ltd.	13,260	119,771
	Rane Holdings Ltd.	2,514	39,590
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	99,451
	Ratnamani Metals & Tubes Ltd.	5,918	224,411
	Raymond Ltd.	14,744	370,616
Ω	RBL Bank Ltd.	157,218	488,133
	REC Ltd.	477,632	2,903,903
	Redington Ltd.	209,436	551,094
*	Redtape Ltd.	8,330	72,937
	Relaxo Footwears Ltd.	12,843	129,024
	Reliance Industrial Infrastructure Ltd.	2,215	35,025
	Reliance Industries Ltd.	235,961	8,277,591
*	Reliance Infrastructure Ltd.	40,867	87,321
*	Reliance Power Ltd.	916,309	297,177
	Repco Home Finance Ltd.	10,088	62,751
	Rico Auto Industries Ltd.	31,447	51,932
	RITES Ltd.	14,370	117,266
	RSWM Ltd.	7,568	17,499
	Rupa & Co. Ltd.	4,580	14,903
	Sagar Cements Ltd.	10,335	27,629
	Samvardhana Motherson International Ltd.	463,984	726,372
	Sandhar Technologies Ltd.	3,136	18,943
	Sanghvi Movers Ltd.	3,370	52,728
	Sanofi India Ltd.	2,438	243,156
	Sarda Energy & Minerals Ltd.	27,550	78,967
	Sasken Technologies Ltd.	583	10,817
*	Satin Creditcare Network Ltd.	3,262	10,186
	Savita Oil Technologies Ltd.	4,462	30,763
	SBI Cards & Payment Services Ltd.	21,247	184,447
Ω	SBI Life Insurance Co. Ltd.	13,261	227,742
	Schaeffler India Ltd.	4,560	200,059
*	Schneider Electric Infrastructure Ltd.	14,706	141,775
*	Sequent Scientific Ltd.	6,658	9,816
	Seshasayee Paper & Boards Ltd.	3,484	13,970
Ω	SH Kelkar & Co. Ltd.	18,152	42,618
	Shankara Building Products Ltd.	1,193	9,745
	Shanthi Gears Ltd.	2,827	19,031
	Sharda Cropchem Ltd.	10,452	46,169
	Sharda Motor Industries Ltd.	1,355	24,927
*	Sheela Foam Ltd.	5,144	55,732
*	Shilpa Medicare Ltd.	7,390	48,533
*	Shipping Corp. of India Land & Assets Ltd.	59,327	48,564
	Shipping Corp. of India Ltd.	59,327	161,665
*	Shoppers Stop Ltd.	11,621	99,793
	Shree Cement Ltd.	713	208,575
*	Shree Renuka Sugars Ltd.	135,400	72,411
	Shriram Finance Ltd.	67,814	2,063,586

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Siemens Ltd.	3,071	$214,024
*	SIS Ltd.	11,417	63,889
	Siyaram Silk Mills Ltd.	4,520	25,304
	SKF India Ltd.	5,640	312,034
	Sobha Ltd.	13,764	292,456
	Solar Industries India Ltd.	6,105	654,722
*	Solara Active Pharma Sciences Ltd.	3,320	21,085
	Somany Ceramics Ltd.	4,414	33,318
	Sonata Software Ltd.	55,938	469,075
	South Indian Bank Ltd.	648,890	238,671
*	Spandana Sphoorty Financial Ltd.	630	6,585
	SRF Ltd.	31,640	992,576
*	Star Cement Ltd.	15,877	45,127
	State Bank of India.	114,695	1,125,753
	State Bank of India, GDR	2,177	213,564
	Steel Authority of India Ltd.	385,104	752,980
	Sterlite Technologies Ltd.	52,825	86,187
	Strides Pharma Science Ltd.	19,479	209,180
	Stylam Industries Ltd.	844	16,636
*	Subex Ltd.	85,031	31,368
	Subros Ltd.	10,122	75,638
	Sudarshan Chemical Industries Ltd.	11,301	99,372
	Sumitomo Chemical India Ltd.	6,316	30,205
	Sun Pharmaceutical Industries Ltd.	93,839	1,681,905
	Sun TV Network Ltd.	29,483	231,388
	Sundaram Finance Holdings Ltd.	7,208	21,006
	Sundaram Finance Ltd.	10,231	579,736
	Sundaram-Clayton Ltd.	1,656	32,636
	Sundram Fasteners Ltd.	21,656	291,822
	Sunteck Realty Ltd.	21,380	111,812
	Suprajit Engineering Ltd.	20,254	102,709
	Supreme Industries Ltd.	13,018	785,302
	Supreme Petrochem Ltd.	22,062	180,117
	Surya Roshni Ltd.	13,768	103,404
*	Suven Pharmaceuticals Ltd.	55,204	436,418
*	Suzlon Energy Ltd.	1,072,119	526,804
	Swaraj Engines Ltd.	1,242	36,647
Ω	Syngene International Ltd.	25,178	207,727
	Tamil Nadu Newsprint & Papers Ltd.	15,403	50,584
	Tanla Platforms Ltd.	13,276	145,456
*	TARC Ltd.	44,042	81,743
	Tasty Bite Eatables Ltd.	47	6,711
	Tata Chemicals Ltd.	59,057	758,743
	Tata Communications Ltd.	22,946	474,133
	Tata Consultancy Services Ltd.	67,519	3,084,235
	Tata Consumer Products Ltd.	56,186	743,492
	Tata Elxsi Ltd.	6,826	576,124
	Tata Motors Ltd.	538,806	6,498,136
	Tata Power Co. Ltd.	176,417	946,260
	Tata Steel Ltd.	2,313,207	4,552,843
	TCI Express Ltd.	3,754	46,903
	TD Power Systems Ltd.	22,880	92,025
	Tech Mahindra Ltd.	111,525	1,678,650
	Techno Electric & Engineering Co. Ltd.	19,123	232,887
	Texmaco Rail & Engineering Ltd.	49,331	107,527
	Thermax Ltd.	2,584	144,497
	Thirumalai Chemicals Ltd.	17,134	56,247
	Thomas Cook India Ltd.	36,462	88,780
Ω	Thyrocare Technologies Ltd.	4,402	34,017

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tide Water Oil Co. India Ltd.	1,030	$22,106
	Tilaknagar Industries Ltd.	20,689	58,537
	Time Technoplast Ltd.	52,285	173,829
	Timken India Ltd.	5,493	220,147
	Titagarh Rail System Ltd.	16,029	202,643
	Titan Co. Ltd.	37,363	1,605,714
	Torrent Pharmaceuticals Ltd.	26,306	831,759
	Torrent Power Ltd.	39,877	718,377
	Tourism Finance Corp. of India Ltd.	12,629	26,965
*	TransIndia Real Estate Ltd.	31,372	17,992
	Transport Corp. of India Ltd.	10,050	104,544
	Trent Ltd.	10,624	562,961
	Trident Ltd.	564,080	266,003
	Triveni Engineering & Industries Ltd.	37,325	161,968
	Triveni Turbine Ltd.	9,150	58,986
	TTK Prestige Ltd.	10,200	86,080
	Tube Investments of India Ltd.	36,180	1,626,193
	TV Today Network Ltd.	13,324	37,467
	TVS Holdings Ltd.	1,656	173,858
	TVS Motor Co. Ltd.	47,653	1,175,866
	TVS Srichakra Ltd.	1,447	72,596
	Uflex Ltd.	11,771	63,720
	Ugar Sugar Works Ltd.	25,068	23,936
*	Ugro Capital Ltd.	13,207	42,011
	Ujjivan Financial Services Ltd.	2,306	15,835
Ω	Ujjivan Small Finance Bank Ltd.	88,629	56,792
	UltraTech Cement Ltd.	21,149	2,522,092
*	Unichem Laboratories Ltd.	9,550	67,133
	Union Bank of India Ltd.	199,983	367,670
	United Breweries Ltd.	6,349	154,001
	United Spirits Ltd.	47,033	659,959
	UNO Minda Ltd.	56,378	497,667
	UPL Ltd.	255,629	1,549,123
	Usha Martin Ltd.	48,729	217,668
	UTI Asset Management Co. Ltd.	3,797	43,282
*	VA Tech Wabag Ltd.	12,652	146,140
	Vaibhav Global Ltd.	17,605	87,322
*	Valor Estate Ltd.	24,477	69,007
	Vardhman Textiles Ltd.	40,475	216,146
*Ω	Varroc Engineering Ltd.	13,072	82,053
	Varun Beverages Ltd.	99,084	1,754,612
	Vedanta Ltd.	251,272	1,203,607
	Venky’s India Ltd.	1,715	36,665
	Vesuvius India Ltd.	3,868	207,752
	V-Guard Industries Ltd.	33,652	138,097
	Vinati Organics Ltd.	9,924	194,674
	Vindhya Telelinks Ltd.	2,575	78,692
	VIP Industries Ltd.	11,912	78,331
	Visaka Industries Ltd.	10,930	14,350
*	VL E-Governance & IT Solutions Ltd.	22,171	17,162
*	V-Mart Retail Ltd.	1,571	40,783
*	Vodafone Idea Ltd.	1,474,008	231,694
	Voltamp Transformers Ltd.	1,363	169,488
	Voltas Ltd.	11,414	201,307
	VRL Logistics Ltd.	13,256	88,696
	VST Industries Ltd.	1,677	80,801
	VST Tillers Tractors Ltd.	975	42,864
	Welspun Corp. Ltd.	50,380	340,707
	Welspun Enterprises Ltd.	19,817	86,046

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Welspun Living Ltd.	146,995	$263,063
	West Coast Paper Mills Ltd.	14,627	116,747
	Westlife Foodworld Ltd.	15,854	162,837
	Whirlpool of India Ltd.	4,402	79,357
	Wipro Ltd.	134,598	741,247
*	Wockhardt Ltd.	18,419	124,240
	Wonderla Holidays Ltd.	6,827	81,084
*	Yes Bank Ltd.	644,005	201,423
*	Zee Entertainment Enterprises Ltd.	302,810	530,924
	Zensar Technologies Ltd.	37,855	276,115
	Zydus Lifesciences Ltd.	65,791	753,382
	Zydus Wellnes Ltd.	4,155	82,468

TOTAL INDIA			262,596,979

INDONESIA — (0.5%)
	ABM Investama Tbk. PT	46,500	11,086
	Ace Hardware Indonesia Tbk. PT	2,091,500	120,074
	Adaro Energy Indonesia Tbk. PT	5,126,900	852,079
*	Adaro Minerals Indonesia Tbk. PT	1,968,900	162,670
*	Adhi Karya Persero Tbk. PT	1,546,995	24,529
*	Adi Sarana Armada Tbk. PT	499,600	23,787
*	Agung Semesta Sejahtera Tbk. PT	379,600	162
	AKR Corporindo Tbk. PT	2,874,100	295,632
*	Alam Sutera Realty Tbk. PT	5,422,500	43,984
*	Allo Bank Indonesia Tbk. PT	285,800	17,716
	Aneka Tambang Tbk. PT	2,257,446	226,918
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	53,048
	Astra Agro Lestari Tbk. PT	121,000	48,317
	Astra International Tbk. PT	3,147,300	993,147
	Astra Otoparts Tbk. PT	396,000	50,655
	Avia Avian Tbk. PT	1,379,300	43,215
*	Bank Amar Indonesia Tbk. PT	864,766	13,276
	Bank BTPN Syariah Tbk. PT	745,700	55,673
*	Bank Bukopin Tbk. PT	7,881,856	31,966
	Bank Central Asia Tbk. PT	2,994,300	1,800,425
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	11,759
*	Bank Jago Tbk. PT	559,300	73,573
	Bank Mandiri Persero Tbk. PT	5,143,600	2,174,080
*	Bank Mayapada International Tbk. PT	3,615,992	78,590
	Bank Maybank Indonesia Tbk. PT	1,445,900	21,685
*	Bank Nationalnobu Tbk. PT	660,077	30,716
	Bank Negara Indonesia Persero Tbk. PT	2,019,200	649,651
*	Bank Neo Commerce Tbk. PT	2,633,900	39,616
	Bank OCBC Nisp Tbk. PT	796,500	63,684
*	Bank Pan Indonesia Tbk. PT	1,432,900	98,053
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,027,143	64,093
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,628,900	59,611
	Bank Rakyat Indonesia Persero Tbk. PT	3,124,734	945,868
	Bank Syariah Indonesia Tbk. PT	2,970,060	481,103
	Bank Tabungan Negara Persero Tbk. PT	2,065,892	167,371
	Barito Pacific Tbk. PT	952,986	59,555
	BFI Finance Indonesia Tbk. PT	2,826,900	182,449
*	Bintang Oto Global Tbk. PT	230,100	13,133
	BISI International Tbk. PT	199,000	23,069
	Blue Bird Tbk. PT	168,500	16,102
*	Buana Lintas Lautan Tbk. PT	3,163,100	22,320
*	Bukalapak.com Tbk. PT	17,958,200	142,854
	Bukit Asam Tbk. PT	1,380,500	256,950

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Minerals Tbk. PT	15,249,700	$143,085
*	Bumi Resources Tbk. PT	24,370,000	148,239
*	Bumi Serpong Damai Tbk. PT	1,934,800	110,319
*	Bumi Teknokultura Unggul Tbk. PT	2,403,200	1,317
*	Capital Financial Indonesia Tbk. PT	1,344,700	42,610
*	Cemindo Gemilang PT	376,100	25,779
	Chandra Asri Pacific Tbk. PT	269,400	125,380
	Charoen Pokphand Indonesia Tbk. PT	744,100	226,389
Ω	Cikarang Listrindo Tbk. PT	409,000	17,101
	Ciputra Development Tbk. PT	3,523,547	261,243
	Cisarua Mountain Dairy Tbk. PT	127,100	38,942
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	15,925
	Dayamitra Telekomunikasi PT	3,095,200	108,379
	Delta Dunia Makmur Tbk. PT	2,054,300	63,021
	Dharma Satya Nusantara Tbk. PT	1,298,400	50,652
	Elang Mahkota Teknologi Tbk. PT	1,562,600	36,970
	Elnusa Tbk. PT	1,799,200	47,298
	Erajaya Swasembada Tbk. PT	3,182,500	79,004
	ESSA Industries Indonesia Tbk. PT	2,653,700	126,966
*	Gajah Tunggal Tbk. PT	649,500	46,496
	Garudafood Putra Putri Jaya Tbk. PT	2,994,000	76,237
	Gudang Garam Tbk. PT	123,700	138,470
*	Harum Energy Tbk. PT	875,800	75,854
	Hexindo Adiperkasa Tbk. PT	46,900	17,011
	Impack Pratama Industri Tbk. PT	1,201,200	26,157
	Indah Kiat Pulp & Paper Tbk. PT	830,400	477,943
	Indika Energy Tbk. PT	744,800	65,723
	Indo Tambangraya Megah Tbk. PT	156,500	242,590
	Indocement Tunggal Prakarsa Tbk. PT	241,400	114,822
	Indofood CBP Sukses Makmur Tbk. PT	142,700	95,383
	Indofood Sukses Makmur Tbk. PT	1,220,800	468,792
	Indomobil Sukses Internasional Tbk. PT	398,300	33,706
	Indosat Tbk. PT	265,100	179,152
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,745,376	123,176
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	1,382,100	15,705
	Japfa Comfeed Indonesia Tbk. PT	2,060,300	144,940
	Jasa Marga Persero Tbk. PT	401,604	133,197
	Jaya Real Property Tbk. PT	957,600	39,443
	Kalbe Farma Tbk. PT	2,377,400	212,753
*	Kapuas Prima Coal Tbk. PT	1,002,500	554
*	Kawasan Industri Jababeka Tbk. PT	5,806,510	43,574
*	Lippo Karawaci Tbk. PT	10,772,700	43,025
	Map Aktif Adiperkasa PT	3,306,300	160,454
	Matahari Department Store Tbk. PT	289,600	28,352
	Mayora Indah Tbk. PT	1,004,900	148,174
*	MD Pictures Tbk. PT	86,700	26,284
	Medco Energi Internasional Tbk. PT	3,468,500	284,569
	Media Nusantara Citra Tbk. PT	2,673,600	51,604
	Medikaloka Hermina Tbk. PT	1,811,500	142,223
*	Mega Manunggal Property Tbk. PT	259,500	4,397
*	Merdeka Copper Gold Tbk. PT	756,542	121,846
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	19,308
	Metrodata Electronics Tbk. PT	1,934,000	69,504
	Mitra Adiperkasa Tbk. PT	3,535,200	342,026
	Mitra Keluarga Karyasehat Tbk. PT	457,700	81,625
	Mitra Pinasthika Mustika Tbk. PT	655,500	41,486
*	MNC Digital Entertainment Tbk. PT	62,200	11,092
*	MNC Land Tbk. PT	14,426,000	55,012

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Mulia Industrindo Tbk. PT	572,200	$13,506
	Nippon Indosari Corpindo Tbk. PT	326,544	22,800
*††	Omni Inovasi Indonesia Tbk. PT	985,400	535
	Pabrik Kertas Tjiwi Kimia Tbk. PT	417,600	201,003
*	Pacific Strategic Financial Tbk. PT	719,300	50,211
	Pakuwon Jati Tbk. PT	6,004,200	148,105
*	Panin Financial Tbk. PT	5,284,100	94,795
*	Paninvest Tbk. PT	487,900	25,807
*	Pantai Indah Kapuk Dua Tbk. PT	70,500	21,364
	Perusahaan Gas Negara Tbk. PT	2,211,600	199,713
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,391,200	73,916
*	Petrindo Jaya Kreasi Tbk. PT	58,700	26,936
*††	Pool Advista Indonesia Tbk. PT	107,000	62
*	PP Persero Tbk. PT	1,316,763	33,879
	Prodia Widyahusada Tbk. PT	72,200	14,554
	Puradelta Lestari Tbk. PT	3,333,600	33,191
*	Quantum Clovera Investama Tbk. PT	1,585,300	871
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Rukun Raharja Tbk. PT	207,100	17,513
	Salim Ivomas Pratama Tbk. PT	1,294,900	28,811
	Samudera Indonesia Tbk. PT	2,565,000	43,540
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	16,047
	Sarana Menara Nusantara Tbk. PT	4,863,300	240,282
	Sariguna Primatirta Tbk. PT	789,100	46,324
	Sawit Sumbermas Sarana Tbk. PT	1,061,600	69,213
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	86,759
	Semen Indonesia Persero Tbk. PT	862,210	247,322
	Siloam International Hospitals Tbk. PT	921,168	136,013
*††	Sri Rejeki Isman Tbk. PT	5,584,400	9,402
	Sumber Alfaria Trijaya Tbk. PT	2,295,700	412,879
	Summarecon Agung Tbk. PT	3,451,323	109,032
	Surya Citra Media Tbk. PT	7,226,400	57,243
*	Surya Semesta Internusa Tbk. PT	1,950,500	128,129
	Telkom Indonesia Persero Tbk. PT	2,840,700	550,693
	Telkom Indonesia Persero Tbk. PT, ADR	6,000	116,700
	Temas Tbk. PT	3,424,000	32,342
	Tempo Scan Pacific Tbk. PT	231,900	27,652
	Timah Tbk. PT	691,000	38,703
	Tower Bersama Infrastructure Tbk. PT	503,700	61,145
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	247,500	129,289
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	7,997
	Triputra Agro Persada PT	1,565,000	60,160
	Tunas Baru Lampung Tbk. PT	1,173,914	44,705
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	406,200	46,465
	Unilever Indonesia Tbk. PT	832,300	134,040
	United Tractors Tbk. PT	536,700	817,982
	Vale Indonesia Tbk. PT	507,900	132,601
*††	Waskita Beton Precast Tbk. PT	2,948,500	3,046
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,752
*††	Wijaya Karya Persero Tbk. PT	1,387,034	13,848
	XL Axiata Tbk. PT	1,664,429	252,573

TOTAL INDONESIA			21,702,972

IRELAND — (0.4%)
	AIB Group PLC	303,015	1,568,458
	Bank of Ireland Group PLC	337,989	3,606,154
	Cairn Homes PLC	242,753	408,899

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Dalata Hotel Group PLC	74,270	$334,004
	FBD Holdings PLC	12,798	189,194
*	Flutter Entertainment PLC	5,338	988,884
	Glanbia PLC	95,435	1,811,955
*Ω	Glenveagh Properties PLC	186,836	253,861
	Irish Continental Group PLC	44,851	239,668
	Kerry Group PLC, Class A	15,485	1,332,614
	Kingspan Group PLC	25,384	2,257,846
*	Permanent TSB Group Holdings PLC	27,099	43,292
	Smurfit Kappa Group PLC	85,945	3,723,959

TOTAL IRELAND			16,758,788

ISRAEL — (0.6%)
	Adgar Investment & Development Ltd.	20,210	26,823
*	AFI Properties Ltd.	3,808	154,371
	Africa Israel Residences Ltd.	1,148	68,951
*	Airport City Ltd.	15,073	231,601
*	Allot Ltd.	4,114	8,575
	Alony Hetz Properties & Investments Ltd.	25,155	162,388
	Alrov Properties & Lodgings Ltd.	2,536	104,433
#*	Amos Luzon Development & Energy Group Ltd.	22,469	11,327
	Amot Investments Ltd.	32,080	134,547
	Arad Ltd.	4,947	63,901
*	Argo Properties NV	1,963	36,154
#	Ashdod Refinery Ltd.	3,379	76,056
#	Ashtrom Group Ltd.	8,814	121,184
	AudioCodes Ltd.	5,855	63,351
#	Aura Investments Ltd.	27,978	108,317
	Automatic Bank Services Ltd.	3,034	11,259
*	Azorim-Investment Development & Construction Co. Ltd.	22,758	103,729
	Azrieli Group Ltd.	1,691	108,800
	Bank Hapoalim BM	171,355	1,543,639
	Bank Leumi Le-Israel BM	212,296	1,654,234
	Bet Shemesh Engines Holdings 1997 Ltd.	1,524	72,527
	Bezeq The Israeli Telecommunication Corp. Ltd.	267,278	331,194
*	Big Shopping Centers Ltd.	1,233	126,840
*	BioLine RX Ltd.	86,003	4,066
	Blue Square Real Estate Ltd.	1,552	116,344
*	Brack Capital Properties NV	732	43,096
*	Brainsway Ltd.	6,333	17,115
	Camtek Ltd.	2,902	236,148
	Carasso Motors Ltd.	12,524	61,054
*	Cellcom Israel Ltd.	40,027	167,172
*	Ceragon Networks Ltd.	10,169	28,168
*	Clal Insurance Enterprises Holdings Ltd.	24,770	413,040
*	Compugen Ltd.	2,509	4,914
	Danel Adir Yeoshua Ltd.	2,031	183,774
	Danya Cebus Ltd.	956	21,920
	Delek Automotive Systems Ltd.	6,426	36,199
	Delek Group Ltd.	2,973	349,239
	Delta Galil Ltd.	5,756	256,093
#	Diplomat Holdings Ltd.	1,100	9,919
	Dor Alon Energy in Israel 1988 Ltd.	1,403	27,555
*	Doral Group Renewable Energy Resources Ltd.	9,007	25,751
*	Duniec Brothers Ltd.	682	37,109
*	El Al Israel Airlines	39,186	54,789
	Elbit Systems Ltd.	947	192,165
	Electra Consumer Products 1970 Ltd.	4,563	97,286
	Electra Ltd.	671	255,151

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Electra Real Estate Ltd.	5,930	$57,642
*	Ellomay Capital Ltd.	413	6,446
	Energix-Renewable Energies Ltd.	35,756	133,248
*	Enlight Renewable Energy Ltd.	6,925	111,048
*	Equital Ltd.	11,501	318,616
*	Fattal Holdings 1998 Ltd.	2,271	275,527
	First International Bank Of Israel Ltd.	14,348	569,516
	FMS Enterprises Migun Ltd.	1,064	44,280
	Formula Systems 1985 Ltd.	5,343	388,924
	Fox Wizel Ltd.	3,553	282,109
	Gav-Yam Lands Corp. Ltd.	17,476	124,246
*	Gilat Satellite Networks Ltd.	8,621	43,134
*	Hagag Group Real Estate Development	11,912	55,011
	Hamat Group Ltd.	5,314	18,223
	Harel Insurance Investments & Financial Services Ltd.	43,186	393,718
	Hilan Ltd.	4,993	280,316
	Hiper Global Ltd.	1,464	7,015
	ICL Group Ltd.	97,230	456,395
	IDI Insurance Co. Ltd.	3,452	98,586
*	IES Holdings Ltd.	852	47,313
	Ilex Medical Ltd.	1,583	28,448
	Inrom Construction Industries Ltd.	34,898	115,322
	Isracard Ltd.	50,944	186,366
	Israel Canada T.R Ltd.	27,080	99,753
	Israel Discount Bank Ltd., Class A	314,466	1,612,966
	Israel Land Development Co. Ltd.	8,235	71,836
	Israel Shipyards Industries Ltd.	1,705	29,896
	Isras Investment Co. Ltd.	667	127,284
#*	Issta Ltd.	2,156	46,263
*	Kamada Ltd.	8,915	46,723
	Kardan Real Estate Enterprise & Development Ltd.	24,341	28,160
	Kenon Holdings Ltd.	5,202	117,200
	Kerur Holdings Ltd.	1,856	32,027
#	Kvutzat Acro Ltd.	4,883	53,910
	Lahav L.R. Real Estate Ltd.	7,178	7,381
	Lapidoth Capital Ltd.	1,405	22,707
#	Levinstein Properties Ltd.	1,006	17,016
	M Yochananof & Sons Ltd.	1,555	80,612
	Magic Software Enterprises Ltd.	9,801	115,776
	Malam - Team Ltd.	2,662	43,356
	Matrix IT Ltd.	12,761	257,401
	Max Stock Ltd.	23,380	53,674
	Maytronics Ltd.	16,664	142,455
	Mediterranean Towers Ltd.	32,870	71,037
	Mega Or Holdings Ltd.	4,762	123,177
	Meitav Investment House Ltd.	16,138	72,278
	Melisron Ltd.	1,840	126,224
	Menora Mivtachim Holdings Ltd.	8,672	209,024
*	Meshek Energy Renewable Energies Ltd.	44,062	30,276
	Meshulam Levinstein Contracting & Engineering Ltd.	268	22,020
	Migdal Insurance & Financial Holdings Ltd.	135,296	171,315
	Mivne Real Estate KD Ltd.	70,674	169,882
	Mivtach Shamir Holdings Ltd.	2,452	82,555
	Mizrahi Tefahot Bank Ltd.	21,980	800,369
*	Naphtha Israel Petroleum Corp. Ltd.	16,781	87,005
	Nawi Brothers Ltd.	5,014	34,832
*	Nayax Ltd.	521	13,890
#*	Neto Malinda Trading Ltd.	2,810	43,512
	Next Vision Stabilized Systems Ltd.	26,892	359,245

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Nice Ltd.	193	$43,157
#*	Nice Ltd., Sponsored ADR	702	156,904
*	Nova Ltd.	4,890	827,538
	Novolog Ltd.	74,680	30,717
	Oil Refineries Ltd.	1,059,090	306,853
	One Software Technologies Ltd.	14,022	194,268
*	OPC Energy Ltd.	14,169	106,448
*	OY Nofar Energy Ltd.	700	17,459
	Palram Industries 1990 Ltd.	5,010	66,444
*	Partner Communications Co. Ltd.	62,629	292,699
	Paz Oil Co. Ltd.	3,544	353,082
*	Perion Network Ltd.	10,726	133,769
	Phoenix Holdings Ltd.	37,603	359,207
	Plasson Industries Ltd.	1,820	66,844
#	Prashkovsky Investments & Construction Ltd.	2,012	47,278
*	Priortech Ltd.	1,855	81,621
	Qualitau Ltd.	2,085	71,177
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,545	201,715
*	Rani Zim Shopping Centers Ltd.	14,142	11,202
	Retailors Ltd.	5,865	128,844
#	Sano-Brunos Enterprises Ltd.	288	24,256
#*	Scope Metals Group Ltd.	3,658	126,006
	Shapir Engineering & Industry Ltd.	9,860	53,791
*	Shikun & Binui Ltd.	63,427	136,178
*	Shikun & Binui Soltec Renewable Energy.	32,907	23,840
	Shufersal Ltd.	31,362	206,489
	Strauss Group Ltd.	2,516	46,218
	Summit Real Estate Holdings Ltd.	15,262	183,765
	Tadiran Group Ltd.	1,079	75,072
Ω	Tamar Petroleum Ltd.	23,215	137,043
*	TAT Technologies Ltd.	930	11,197
	Tel Aviv Stock Exchange Ltd.	10,968	72,593
	Telsys Ltd.	1,211	73,027
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	13,798	193,862
*	Teva Pharmaceutical Industries Ltd.	8,319	116,342
	Tiv Taam Holdings 1 Ltd.	17,262	23,053
*	Tower Semiconductor Ltd.	18,284	600,995
#	Turpaz Industries Ltd.	3,065	15,318
	Victory Supermarket Chain Ltd.	1,508	19,782
	YD More Investments Ltd.	9,388	19,669
	YH Dimri Construction & Development Ltd.	1,916	150,039

TOTAL ISRAEL			23,232,515

ITALY — (2.0%)
	A2A SpA	512,618	1,010,961
	Abitare In SpA	2,068	8,827
	ACEA SpA	17,230	298,879
	Amplifon SpA	42,214	1,409,370
Ω	Anima Holding SpA	48,328	226,434
#	Aquafil SpA	4,743	17,359
#	Ariston Holding NV	2,700	13,896
	Arnoldo Mondadori Editore SpA	66,336	158,519
	Ascopiave SpA	20,805	54,436
	Assicurazioni Generali SpA	39,011	951,183
	Avio SpA	4,330	52,282
	Azimut Holding SpA	45,235	1,192,053
	Banca Generali SpA	21,043	824,169
	Banca IFIS SpA	10,751	239,519
	Banca Mediolanum SpA	42,158	456,216

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Banca Monte dei Paschi di Siena SpA	140,654	$678,413
	Banca Popolare di Sondrio SpA	212,465	1,775,094
	Banca Profilo SpA	46,449	11,006
Ω	Banca Sistema SpA	18,647	26,814
	Banco BPM SpA	643,041	4,221,976
	Banco di Desio e della Brianza SpA	16,694	83,327
	BasicNet SpA	5,690	23,227
Ω	BFF Bank SpA	62,398	800,730
	Biesse SpA	2,426	31,489
	BPER Banca SpA	354,637	1,841,700
	Brunello Cucinelli SpA	11,657	1,189,742
	Buzzi SpA	20,429	736,072
	Cairo Communication SpA	27,066	62,246
#Ω	Carel Industries SpA	13,637	276,056
	Cembre SpA	627	29,691
	Cementir Holding NV	15,517	164,300
*	CIR SpA-Compagnie Industriali	208,584	123,882
	Credito Emiliano SpA	35,737	377,507
	d’Amico International Shipping SA	25,813	185,192
	Danieli & C Officine Meccaniche SpA	19,758	549,399
	Datalogic SpA	5,569	33,746
	Davide Campari-Milano NV	1,298	13,017
	De’ Longhi SpA	8,763	287,361
	DiaSorin SpA	2,898	292,690
	Digital Value SpA	672	41,837
#Ω	doValue SpA	16,541	36,791
	Elica SpA	3,965	8,004
	Emak SpA	23,116	28,124
Ω	Enav SpA	19,951	82,050
	Enel SpA	646,868	4,251,503
	Eni SpA	388,066	6,232,995
	ERG SpA	4,840	130,339
*	Esprinet SpA	9,068	49,514
#*	Eurotech SpA	8,670	13,861
	Ferrari NV	9,037	3,716,771
	Fiera Milano SpA	3,538	13,613
	Fila SpA	10,650	100,065
	FinecoBank Banca Fineco SpA	118,533	1,815,897
	FNM SpA	63,935	31,416
*	Garofalo Health Care SpA	4,908	24,649
	Gefran SpA	1,857	16,057
	GPI SpA	722	9,625
	Gruppo MutuiOnline SpA	7,868	294,089
	Hera SpA	223,648	807,476
	IMMSI SpA	88,096	50,496
Ω	Infrastrutture Wireless Italiane SpA	25,047	268,427
	Intercos SpA	4,217	59,048
	Interpump Group SpA	6,674	290,718
	Intesa Sanpaolo SpA	739,103	2,766,467
	Iren SpA	159,197	320,021
	Italgas SpA	133,957	742,541
	Italian Sea Group SpA	3,322	33,931
#	Italmobiliare SpA	5,062	186,213
	Iveco Group NV	63,356	794,396
	IVS Group SA	7,546	57,673
	Leonardo SpA	68,464	1,573,443
	Maire Tecnimont SpA	50,309	416,643
	Mediobanca Banca di Credito Finanziario SpA	131,099	1,862,668
	MFE-MediaForEurope NV, Class A	69,119	202,928

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Moncler SpA	21,545	$1,466,830
*	Newlat Food SpA	6,439	40,878
*Ω	Nexi SpA	124,627	725,099
	Orsero SpA	2,438	37,978
#Ω	OVS SpA	69,768	182,270
	Pharmanutra SpA	1,526	86,709
	Piaggio & C SpA	94,601	275,801
Ω	Piovan SpA	2,215	28,476
Ω	Pirelli & C SpA	97,085	613,864
Ω	Poste Italiane SpA	72,537	921,446
	Prysmian SpA	19,004	1,031,126
Ω	RAI Way SpA	37,554	213,268
	Recordati Industria Chimica e Farmaceutica SpA	12,512	665,806
	Reply SpA	4,824	629,818
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	50,734
*	Sabaf SpA	2,166	39,626
	SAES Getters SpA	237	6,643
#*	Safilo Group SpA	32,565	40,510
	Salcef Group SpA	2,288	63,030
#	Salvatore Ferragamo SpA	8,702	86,349
	Sanlorenzo SpA	4,105	179,777
	Saras SpA	206,603	387,965
	Sesa SpA	2,079	216,195
	Snam SpA	124,561	569,900
*	Sogefi SpA	44,960	137,783
	SOL SpA	12,728	489,629
	Spaxs SpA	14,149	78,819
#	Stellantis NV	453,110	10,025,737
	Tamburi Investment Partners SpA	13,377	129,839
Ω	Technogym SpA	39,719	374,570
*	Technoprobe SpA	9,872	78,659
#,*	Telecom Italia SpA	4,173,316	997,443
	Tenaris SA, ADR	2,469	81,452
	Tenaris SA	46,182	766,954
	Terna - Rete Elettrica Nazionale	137,860	1,104,522
	Tinexta SpA	2,253	42,433
	UniCredit SpA	177,795	6,525,853
#Ω	Unieuro SpA	5,944	58,054
	Unipol Gruppo SpA	170,742	1,530,651
	Webuild SpA	76,708	192,541
#	Wiit SpA	2,877	49,313
	Zignago Vetro SpA	7,898	105,169

TOTAL ITALY			79,388,588

JAPAN — (14.8%)
	&Do Holdings Co. Ltd.	2,900	23,247
	77 Bank Ltd.	20,800	588,022
#	A&D HOLON Holdings Co. Ltd.	11,800	204,931
	AB&Company Co. Ltd.	5,100	28,737
#	Abalance Corp.	1,800	23,033
	ABC-Mart, Inc.	9,300	185,240
*	Access Co. Ltd.	6,600	60,395
	Achilles Corp.	6,100	61,206
	Acom Co. Ltd.	105,100	271,003
	AD Works Group Co. Ltd.	27,810	42,682
	Adastria Co. Ltd.	11,700	254,759
	ADEKA Corp.	28,200	586,016
	Ad-sol Nissin Corp.	1,600	16,591
#	Adtec Plasma Technology Co. Ltd.	1,000	8,408

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Advan Group Co. Ltd.	6,600	$46,914
	Advanced Media, Inc.	1,900	19,503
	Advantest Corp.	64,400	2,015,762
	Adventure, Inc.	600	12,562
	Aeon Co. Ltd.	56,824	1,188,093
	Aeon Delight Co. Ltd.	7,400	175,027
	Aeon Fantasy Co. Ltd.	3,100	43,552
	AEON Financial Service Co. Ltd.	40,600	337,961
	Aeon Hokkaido Corp.	13,500	79,407
	Aeon Kyushu Co. Ltd.	1,500	26,920
	Aeon Mall Co. Ltd.	16,000	182,927
	AFC-HD AMS Life Science Co. Ltd.	4,100	21,933
	AGC, Inc.	40,000	1,478,969
	Agro-Kanesho Co. Ltd.	3,100	23,086
	Ahresty Corp.	9,600	38,564
	Ai Holdings Corp.	5,200	79,979
*	AI inside, Inc.	200	7,759
	Aica Kogyo Co. Ltd.	9,300	215,567
	Aichi Corp.	12,600	84,711
	Aichi Financial Group, Inc.	15,989	301,574
	Aichi Steel Corp.	5,600	122,823
	Aichi Tokei Denki Co. Ltd.	3,600	54,420
	Aida Engineering Ltd.	18,600	105,294
#*	Aidma Holdings, Inc.	1,900	21,332
	Aiful Corp.	103,400	300,349
#	Ain Holdings, Inc.	10,400	393,603
	Ainavo Holdings Co. Ltd.	800	6,452
	Aiphone Co. Ltd.	4,500	85,633
	Air Water, Inc.	64,700	971,484
	Airport Facilities Co. Ltd.	10,500	41,097
	Airtech Japan Ltd.	1,600	12,066
#	Airtrip Corp.	4,300	38,601
	Aisan Industry Co. Ltd.	22,700	212,045
	Aisin Corp.	31,400	1,194,338
	AIT Corp.	1,900	21,554
	Aizawa Securities Group Co. Ltd.	12,600	140,573
	Ajinomoto Co., Inc.	29,700	1,104,289
	Ajis Co. Ltd.	2,100	33,663
	Akatsuki Corp.	8,500	26,596
	Akatsuki, Inc.	2,400	35,020
*	Akebono Brake Industry Co. Ltd.	43,900	43,104
	Akita Bank Ltd.	5,900	77,881
	Albis Co. Ltd.	2,900	49,133
	Alconix Corp.	11,500	100,218
	Alfresa Holdings Corp.	45,100	668,359
	Alinco, Inc.	7,300	53,388
	Alleanza Holdings Co. Ltd.	4,100	27,880
	Almado, Inc.	2,200	20,581
#	Alpen Co. Ltd.	7,200	94,903
	Alpha Systems, Inc.	1,900	38,274
	Alps Alpine Co. Ltd.	71,844	648,519
#	Alps Logistics Co. Ltd.	1,900	38,562
#	Altech Corp.	6,710	116,873
	Amada Co. Ltd.	80,000	873,765
	Amano Corp.	16,400	394,441
	Amiyaki Tei Co. Ltd.	400	16,028
	Amuse, Inc.	3,400	34,687
	Amvis Holdings, Inc.	13,600	185,544
	ANA Holdings, Inc.	12,700	241,198

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Anabuki Kosan, Inc.	1,900	$26,210
	Anest Iwata Corp.	8,600	73,388
#*	AnGes, Inc.	7,300	2,265
	Anicom Holdings, Inc.	29,200	109,988
*	Anrakutei Co. Ltd.	300	13,308
	AOI Electronics Co. Ltd.	2,000	29,983
	AOKI Holdings, Inc.	16,400	115,536
	Aoyama Trading Co. Ltd.	17,800	182,828
	Aoyama Zaisan Networks Co. Ltd.	7,300	64,815
#	Aozora Bank Ltd.	30,200	469,215
	Arakawa Chemical Industries Ltd.	6,700	46,578
	Arata Corp.	11,500	254,794
	ARCLANDS Corp.	7,479	92,068
	Arcs Co. Ltd.	16,380	321,487
	ARE Holdings, Inc.	36,200	467,906
	Arealink Co. Ltd.	5,300	104,207
	Argo Graphics, Inc.	5,100	130,834
	Arisawa Manufacturing Co. Ltd.	10,600	102,483
	Artience Co. Ltd.	14,300	265,015
	Artnature, Inc.	5,822	28,013
	Artner Co. Ltd.	2,000	27,550
	As One Corp.	13,600	224,064
	Asahi Co. Ltd.	6,500	58,943
	Asahi Diamond Industrial Co. Ltd.	19,900	115,854
	Asahi Group Holdings Ltd.	27,000	923,642
	Asahi Intecc Co. Ltd.	29,100	426,393
	Asahi Kasei Corp.	198,518	1,384,094
	Asahi Kogyosha Co. Ltd.	6,000	58,836
	Asahi Net, Inc.	6,400	25,896
	Asahi Printing Co. Ltd.	1,800	10,463
	Asahi Yukizai Corp.	7,200	224,805
#	Asanuma Corp.	6,000	142,656
#	Ashimori Industry Co. Ltd.	1,900	29,538
	Asia Pile Holdings Corp.	14,000	74,800
	Asics Corp.	21,400	917,254
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	122,455
	ASKUL Corp.	13,300	200,860
	Astellas Pharma, Inc.	28,500	273,540
	Astena Holdings Co. Ltd.	17,100	53,499
	Asti Corp.	1,300	26,670
#	Asukanet Co. Ltd.	2,700	10,996
	Aucnet, Inc.	4,000	65,832
	Autobacs Seven Co. Ltd.	18,600	188,067
	Avant Group Corp.	7,100	57,840
	Avex, Inc.	12,600	103,737
	Awa Bank Ltd.	13,800	235,126
	Axell Corp.	1,500	16,016
	Axial Retailing, Inc.	25,600	171,095
	Axxzia, Inc.	3,900	21,946
	Azbil Corp.	11,500	321,195
	AZ-COM MARUWA Holdings, Inc.	17,600	134,881
	AZOOM Co. Ltd.	900	30,845
	Bandai Namco Holdings, Inc.	60,900	1,137,927
	Bando Chemical Industries Ltd.	14,200	160,719
#*	Bank of Innovation, Inc.	600	15,289
	Bank of Iwate Ltd.	5,900	91,889
	Bank of Nagoya Ltd.	4,165	185,988
	Bank of Saga Ltd.	4,794	66,604
	Bank of the Ryukyus Ltd.	14,500	108,367

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Base Co. Ltd.	3,200	$70,869
*	baudroie, Inc.	1,400	29,878
	BayCurrent Consulting, Inc.	25,900	551,338
	Beauty Garage, Inc.	3,100	38,198
	Beenos, Inc.	4,200	56,200
	Belc Co. Ltd.	4,500	214,755
	Bell System24 Holdings, Inc.	14,900	146,398
#	Belluna Co. Ltd.	22,200	89,389
#*	Bengo4.com, Inc.	1,500	27,385
	Bewith, Inc.	1,200	14,450
	Bic Camera, Inc.	25,700	249,554
	BIPROGY, Inc.	23,500	683,648
	B-Lot Co. Ltd.	4,000	25,674
	BML, Inc.	8,000	147,767
#	Bookoff Group Holdings Ltd.	5,300	57,101
	Bourbon Corp.	700	10,514
	Br Holdings Corp.	10,200	23,079
	BrainPad, Inc.	5,700	43,578
	Bridgestone Corp.	72,000	3,177,143
	Broadmedia Corp.	2,119	18,017
	Brother Industries Ltd.	52,900	935,746
	Bull-Dog Sauce Co. Ltd.	3,500	45,687
	Bunka Shutter Co. Ltd.	16,400	176,755
#	Bushiroad, Inc.	8,800	20,628
	Business Brain Showa-Ota, Inc.	2,400	30,923
	Business Engineering Corp.	1,700	38,012
#	BuySell Technologies Co. Ltd.	900	15,647
	C Uyemura & Co. Ltd.	1,800	117,822
	CAC Holdings Corp.	3,100	38,870
	Calbee, Inc.	21,300	465,225
	Canon Electronics, Inc.	8,800	125,597
	Canon Marketing Japan, Inc.	14,100	387,431
	Canon, Inc., Sponsored ADR	500	13,470
	Canon, Inc.	47,900	1,296,427
	Capcom Co. Ltd.	48,200	793,489
	Career Design Center Co. Ltd.	2,000	22,958
	Careerlink Co. Ltd.	2,500	39,635
#	Carenet, Inc.	8,800	31,819
	Carlit Holdings Co. Ltd.	8,400	61,124
	Casio Computer Co. Ltd.	44,300	369,075
	Cawachi Ltd.	6,500	117,303
#	CDS Co. Ltd.	1,800	20,371
	Celsys, Inc.	16,000	84,178
	Central Automotive Products Ltd.	4,100	150,081
	Central Glass Co. Ltd.	9,600	170,479
	Central Japan Railway Co.	28,800	658,598
	Central Security Patrols Co. Ltd.	2,100	35,650
	Central Sports Co. Ltd.	2,600	40,303
#	Ceres, Inc.	800	8,564
#	Change Holdings, Inc.	17,900	134,025
	Charm Care Corp. KK	7,200	68,379
	Chiba Bank Ltd.	63,300	534,699
	Chiba Kogyo Bank Ltd.	17,300	118,917
#	Chikaranomoto Holdings Co. Ltd.	3,600	38,627
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	147,771
*	CHIMNEY Co. Ltd.	1,300	10,604
#	Chino Corp.	3,100	55,730
	Chiyoda Co. Ltd.	7,300	40,749
*	Chiyoda Corp.	41,000	113,056

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chiyoda Integre Co. Ltd.	5,000	$88,383
	Chofu Seisakusho Co. Ltd.	6,800	98,307
	Chori Co. Ltd.	5,000	111,565
#	Choushimaru Co. Ltd.	900	11,279
	Chubu Electric Power Co., Inc.	51,600	662,335
	Chubu Shiryo Co. Ltd.	10,900	83,337
	Chubu Steel Plate Co. Ltd.	2,300	33,784
	Chudenko Corp.	10,900	219,934
	Chuetsu Pulp & Paper Co. Ltd.	3,200	34,489
	Chugai Pharmaceutical Co. Ltd.	40,200	1,278,514
	Chugai Ro Co. Ltd.	2,300	48,776
	Chugin Financial Group, Inc.	56,500	475,798
	Chugoku Electric Power Co., Inc.	46,592	319,863
#	Chugoku Marine Paints Ltd.	12,500	163,592
	Chuo Spring Co. Ltd.	8,000	54,563
	CI Takiron Corp.	19,100	79,150
	Citizen Watch Co. Ltd.	86,100	571,961
	CKD Corp.	14,800	276,597
	CK-San-Etsu Co. Ltd.	1,500	37,658
	Cleanup Corp.	10,500	50,025
	CMK Corp.	19,100	72,982
	Coca-Cola Bottlers Japan Holdings, Inc.	35,556	497,803
	COLOPL, Inc.	22,700	87,733
#	Colowide Co. Ltd.	21,900	298,360
	Computer Engineering & Consulting Ltd.	8,400	96,682
#	Computer Institute of Japan Ltd.	4,650	13,567
	COMSYS Holdings Corp.	26,205	613,394
	Comture Corp.	7,800	95,524
	Concordia Financial Group Ltd.	178,417	961,335
	Copro-Holdings Co. Ltd.	4,400	43,887
*	Core Concept Technologies, Inc.	3,700	53,637
	Core Corp.	1,800	22,103
	Corona Corp.	5,700	34,742
	Cosel Co. Ltd.	8,100	75,502
	Cosmo Energy Holdings Co. Ltd.	23,600	1,128,209
	Cosmos Initia Co. Ltd.	5,600	30,642
	Cosmos Pharmaceutical Corp.	3,800	349,577
	Cota Co. Ltd.	5,291	47,419
*	Cover Corp.	4,900	52,353
	CRE, Inc.	4,700	42,551
	Create Restaurants Holdings, Inc.	32,900	226,730
	Create SD Holdings Co. Ltd.	11,200	242,046
	Credit Saison Co. Ltd.	55,608	1,026,477
	Creek & River Co. Ltd.	4,300	45,141
	Cresco Ltd.	4,600	58,427
	Cross Cat Co. Ltd.	3,100	25,654
	CTI Engineering Co. Ltd.	4,900	148,958
	CTS Co. Ltd.	8,900	41,702
	Cube System, Inc.	1,400	9,814
	Curves Holdings Co. Ltd.	19,500	91,585
*	Cyber Security Cloud, Inc.	2,100	35,550
	CyberAgent, Inc.	56,800	353,896
#*	CYBERDYNE, Inc.	8,800	11,284
	Cybozu, Inc.	10,200	103,242
	Dai Nippon Printing Co. Ltd.	24,200	704,852
	Dai Nippon Toryo Co. Ltd.	9,200	69,370
	Daicel Corp.	70,200	652,024
	Dai-Dan Co. Ltd.	11,600	205,561
	Daido Metal Co. Ltd.	21,100	82,918

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co. Ltd.	52,500	$578,891
	Daifuku Co. Ltd.	29,700	608,369
#	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	76,213
	Daihen Corp.	3,700	224,913
#	Daiho Corp.	2,500	52,367
	Dai-Ichi Cutter Kogyo KK	5,000	48,247
	Daiichi Jitsugyo Co. Ltd.	8,100	106,347
	Daiichi Kensetsu Corp.	1,800	20,341
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	31,887
	Dai-ichi Life Holdings, Inc.	53,600	1,241,431
	Daiichi Sankyo Co. Ltd.	16,900	568,815
	Daiichikosho Co. Ltd.	26,482	309,108
	Daiken Medical Co. Ltd.	4,500	15,724
	Daiki Aluminium Industry Co. Ltd.	16,500	139,268
	Daikin Industries Ltd.	17,800	2,429,545
#	Daikoku Denki Co. Ltd.	4,300	98,497
	Daikokutenbussan Co. Ltd.	2,000	102,261
	Daikyonishikawa Corp.	15,400	70,707
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	93,064
#	Daio Paper Corp.	32,500	232,684
	Daiseki Co. Ltd.	12,820	243,644
	Daishi Hokuetsu Financial Group, Inc.	15,250	437,101
	Daishinku Corp.	10,400	55,751
	Daisue Construction Co. Ltd.	3,800	38,792
	Daito Pharmaceutical Co. Ltd.	6,985	111,522
	Daito Trust Construction Co. Ltd.	9,900	1,061,224
	Daitron Co. Ltd.	3,300	70,464
	Daiwa House Industry Co. Ltd.	96,000	2,701,334
	Daiwa Industries Ltd.	11,800	119,888
	Daiwa Securities Group, Inc.	165,800	1,218,474
	Daiwabo Holdings Co. Ltd.	39,700	689,592
	DCM Holdings Co. Ltd.	49,200	455,508
*	DD GROUP Co. Ltd.	2,400	19,320
	Dear Life Co. Ltd.	11,300	73,461
#*	Demae-Can Co. Ltd.	4,500	7,762
*	DeNA Co. Ltd.	28,800	290,481
	Denka Co. Ltd.	30,150	446,748
	Densan System Holdings Co. Ltd.	3,700	65,086
	Denso Corp.	88,900	1,515,133
	Dentsu Group, Inc.	26,200	708,793
	Dentsu Soken, Inc.	7,600	251,773
	Denyo Co. Ltd.	6,100	91,695
	Dexerials Corp.	24,800	928,925
	DIC Corp.	31,100	581,246
	Digital Arts, Inc.	3,900	104,588
	Digital Hearts Holdings Co. Ltd.	4,100	24,965
	Digital Holdings, Inc.	5,700	39,348
	Digital Information Technologies Corp.	3,100	34,208
	Dip Corp.	11,900	201,112
	Disco Corp.	7,800	2,221,797
	DKK Co. Ltd.	3,400	45,290
	DKS Co. Ltd.	2,800	58,067
	DMG Mori Co. Ltd.	43,000	1,149,498
	DMS, Inc.	1,200	13,498
	Doshisha Co. Ltd.	6,800	93,728
#	Double Standard, Inc.	2,600	29,308
	Doutor Nichires Holdings Co. Ltd.	12,100	162,037
	Dowa Holdings Co. Ltd.	21,395	801,178
	DTS Corp.	11,000	300,088

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Duskin Co. Ltd.	9,800	$203,721
	DyDo Group Holdings, Inc.	6,400	110,776
	Eagle Industry Co. Ltd.	8,800	102,074
	East Japan Railway Co.	36,300	665,341
	EAT & Holdings Co. Ltd.	2,900	36,511
	Ebara Corp.	18,800	1,549,760
	Ebara Foods Industry, Inc.	2,300	41,816
	Ebara Jitsugyo Co. Ltd.	2,800	59,932
	Ebase Co. Ltd.	6,400	27,381
	Eco’s Co. Ltd.	4,000	59,485
	EDION Corp.	34,400	355,379
	eGuarantee, Inc.	8,600	93,993
#	Ehime Bank Ltd.	14,600	108,872
	Eiken Chemical Co. Ltd.	10,300	130,982
	Eisai Co. Ltd.	9,000	369,621
	Eizo Corp.	7,000	224,922
	EJ Holdings, Inc.	1,100	12,925
	Elan Corp.	9,500	54,536
	Elecom Co. Ltd.	10,300	97,474
	Electric Power Development Co. Ltd.	22,500	382,207
	Elematec Corp.	8,800	107,396
	EM Systems Co. Ltd.	7,400	31,080
	en Japan, Inc.	4,600	76,475
	Endo Lighting Corp.	5,800	52,482
	ENEOS Holdings, Inc.	671,200	3,101,086
	Enomoto Co. Ltd.	2,000	20,101
#	Enplas Corp.	2,000	108,338
	Entrust, Inc.	2,100	11,036
#*	eRex Co. Ltd.	9,500	49,812
	ERI Holdings Co. Ltd.	1,700	24,302
#	ES-Con Japan Ltd.	10,700	70,466
#	Eslead Corp.	3,700	79,721
	ESPEC Corp.	4,400	82,199
	Exedy Corp.	13,000	238,013
	EXEO Group, Inc.	44,290	482,727
	Ezaki Glico Co. Ltd.	13,300	343,352
	F&M Co. Ltd.	3,200	44,097
	FALCO HOLDINGS Co. Ltd.	2,100	29,612
	Fancl Corp.	19,500	227,753
	FANUC Corp.	14,200	420,594
	Fast Retailing Co. Ltd.	11,600	3,033,041
	FCC Co. Ltd.	12,300	175,015
*	FDK Corp.	3,899	18,670
	Feed One Co. Ltd.	10,780	70,333
	Ferrotec Holdings Corp.	20,500	389,224
#	FFRI Security, Inc.	1,400	17,807
	Fibergate, Inc.	2,100	14,840
	FIDEA Holdings Co. Ltd.	8,320	80,758
	Financial Partners Group Co. Ltd.	21,500	301,299
	FINDEX, Inc.	5,100	33,136
*	Fintech Global, Inc.	24,800	13,546
	First Bank of Toyama Ltd.	19,500	114,861
#	First Juken Co. Ltd.	4,100	27,841
	Fixstars Corp.	10,200	127,225
	FJ Next Holdings Co. Ltd.	7,900	68,286
	Food & Life Cos. Ltd.	32,500	614,277
#	Forum Engineering, Inc.	7,100	42,375
#	Forval Corp.	1,400	11,546
	Foster Electric Co. Ltd.	9,500	75,269

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FP Corp.	17,800	$286,409
	FP Partner, Inc.	2,400	76,431
	France Bed Holdings Co. Ltd.	9,800	75,059
#	Freebit Co. Ltd.	6,000	54,608
	Freund Corp.	3,044	15,889
	Frontier Management, Inc.	1,300	12,538
	F-Tech, Inc.	6,700	30,707
	FTGroup Co. Ltd.	6,700	52,442
	Fudo Tetra Corp.	5,650	83,709
#	Fuji Corp.	23,700	374,872
	Fuji Corp. Ltd.	11,800	55,676
	Fuji Electric Co. Ltd.	16,900	1,051,246
#	Fuji Kosan Co. Ltd.	1,700	19,347
	Fuji Kyuko Co. Ltd.	7,500	160,126
	Fuji Media Holdings, Inc.	12,900	153,322
	Fuji Nihon Seito Corp.	1,600	9,883
	Fuji Oil Co. Ltd.	17,700	53,844
	Fuji Oil Holdings, Inc.	15,300	225,186
#	Fuji Pharma Co. Ltd.	5,100	51,389
	Fuji Seal International, Inc.	15,586	200,271
	Fuji Soft, Inc.	8,700	340,464
	Fujibo Holdings, Inc.	4,500	118,950
	Fujicco Co. Ltd.	6,000	72,240
	FUJIFILM Holdings Corp.	54,300	1,155,095
	Fujikura Composites, Inc.	8,600	79,862
	Fujikura Kasei Co. Ltd.	10,400	30,755
	Fujikura Ltd.	119,300	2,050,089
	Fujimi, Inc.	9,300	201,714
	Fujimori Kogyo Co. Ltd.	6,000	162,356
*	Fujio Food Group, Inc.	5,700	52,102
	Fujishoji Co. Ltd.	3,200	25,538
*	Fujita Kanko, Inc.	2,300	96,779
#	Fujitsu General Ltd.	16,600	214,129
	Fujitsu Ltd.	129,000	1,992,810
	Fujiya Co. Ltd.	2,700	42,471
	FuKoKu Co. Ltd.	6,200	73,739
	Fukuda Corp.	2,600	90,318
	Fukuda Denshi Co. Ltd.	5,800	240,503
	Fukui Bank Ltd.	7,500	90,324
	Fukui Computer Holdings, Inc.	4,400	68,564
	Fukuoka Financial Group, Inc.	30,832	818,975
	Fukushima Galilei Co. Ltd.	4,300	171,934
	Fukuyama Transporting Co. Ltd.	8,100	195,719
	FULLCAST Holdings Co. Ltd.	6,400	61,348
	Fumakilla Ltd.	1,200	8,946
	Funai Soken Holdings, Inc.	13,170	199,251
	Furukawa Battery Co. Ltd.	5,400	35,773
	Furukawa Co. Ltd.	10,381	131,592
	Furukawa Electric Co. Ltd.	27,800	595,222
	Furuno Electric Co. Ltd.	10,200	135,548
	Furuya Metal Co. Ltd.	1,200	83,935
	Furyu Corp.	8,200	62,472
	Fuso Chemical Co. Ltd.	8,900	228,581
	Fuso Pharmaceutical Industries Ltd.	2,900	41,118
	Futaba Corp.	16,300	47,926
	Futaba Industrial Co. Ltd.	22,700	133,123
	Future Corp.	16,700	168,476
	Fuyo General Lease Co. Ltd.	8,600	737,532
	G-7 Holdings, Inc.	13,300	117,623

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	GA Technologies Co. Ltd.	7,800	$65,540
	Gakken Holdings Co. Ltd.	11,000	63,933
	Gakkyusha Co. Ltd.	3,000	41,379
	Gakujo Co. Ltd.	1,300	14,347
	Gecoss Corp.	7,000	45,758
#	Genki Sushi Co. Ltd.	4,000	75,130
	Genky DrugStores Co. Ltd.	4,200	153,958
	Geo Holdings Corp.	9,800	123,255
#	Gift Holdings, Inc.	2,200	41,695
#*	giftee, Inc.	4,900	36,564
	GL Sciences, Inc.	1,700	30,231
#	Global Security Experts, Inc.	300	8,447
	GLOBERIDE, Inc.	12,000	152,736
	Glory Ltd.	16,100	290,094
#	GMO Financial Gate, Inc.	1,600	71,187
	GMO Financial Holdings, Inc.	18,100	86,575
	GMO GlobalSign Holdings KK	1,200	20,427
	GMO internet group, Inc.	22,200	364,505
	GMO Payment Gateway, Inc.	8,200	375,077
*	GNI Group Ltd.	14,800	232,217
	Godo Steel Ltd.	4,200	140,805
*	Gokurakuyu Holdings Co. Ltd.	8,600	21,895
	Goldcrest Co. Ltd.	7,200	116,059
	Goldwin, Inc.	5,200	315,414
	Grandy House Corp.	4,200	16,145
	Gree, Inc.	24,700	72,928
	Greens Co. Ltd.	2,600	36,688
	gremz, Inc.	2,500	33,650
	GS Yuasa Corp.	32,016	604,060
	GSI Creos Corp.	3,600	51,330
	G-Tekt Corp.	8,830	120,473
	Gun-Ei Chemical Industry Co. Ltd.	1,900	42,199
	GungHo Online Entertainment, Inc.	17,140	251,984
	Gunma Bank Ltd.	120,400	732,773
	Gunze Ltd.	6,400	216,923
	H.U. Group Holdings, Inc.	19,060	289,734
	H2O Retailing Corp.	33,200	375,135
	Hachijuni Bank Ltd.	95,019	633,865
#	Hagihara Industries, Inc.	4,900	48,416
	Hagiwara Electric Holdings Co. Ltd.	3,300	90,705
#	Hakudo Co. Ltd.	3,200	57,326
	Hakuhodo DY Holdings, Inc.	66,100	614,815
	Hakuto Co. Ltd.	2,400	82,876
	Halows Co. Ltd.	3,100	90,880
	Hamakyorex Co. Ltd.	6,400	157,780
	Hamamatsu Photonics KK	17,200	630,237
	Hamee Corp.	3,200	23,573
	Handsman Co. Ltd.	800	4,835
	Hankyu Hanshin Holdings, Inc.	28,400	744,598
	Hanwa Co. Ltd.	12,800	492,498
	Happinet Corp.	7,100	137,514
	Hard Off Corp. Co. Ltd.	4,500	49,493
	Harima Chemicals Group, Inc.	6,100	34,593
	Harmonic Drive Systems, Inc.	2,400	59,939
	Haseko Corp.	110,400	1,333,771
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,900
	Hazama Ando Corp.	58,800	438,416
	Heiwa Corp.	22,700	284,363
	Heiwa Real Estate Co. Ltd.	9,800	270,931

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Heiwado Co. Ltd.	11,515	$177,560
*	Hennge KK	3,700	23,965
	Hibino Corp.	1,100	13,958
	Hibiya Engineering Ltd.	7,600	143,086
	Hiday Hidaka Corp.	2,500	44,437
	Hikari Tsushin, Inc.	2,000	325,044
	HI-LEX Corp.	7,200	70,532
	Himacs Ltd.	1,500	13,169
*	Hino Motors Ltd.	107,700	314,395
#	Hioki EE Corp.	3,700	147,547
	Hirakawa Hewtech Corp.	4,000	34,318
	Hirano Tecseed Co. Ltd.	2,000	25,131
#	Hirata Corp.	2,100	93,951
	Hirogin Holdings, Inc.	82,300	592,261
	Hirose Electric Co. Ltd.	7,755	823,160
*	Hirose Tusyo, Inc.	1,900	39,956
	Hiroshima Gas Co. Ltd.	9,300	22,618
#*	HIS Co. Ltd.	3,200	35,556
	Hisaka Works Ltd.	6,800	46,429
	Hisamitsu Pharmaceutical Co., Inc.	9,200	223,207
	Hitachi Construction Machinery Co. Ltd.	24,900	711,201
	Hitachi Ltd.	89,500	8,257,330
	Hitachi Zosen Corp.	74,700	578,170
	Hito Communications Holdings, Inc.	2,200	13,994
	Hochiki Corp.	5,600	86,048
	Hodogaya Chemical Co. Ltd.	3,100	91,396
	Hogy Medical Co. Ltd.	7,900	186,695
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	23,612
	Hokkaido Electric Power Co., Inc.	37,400	265,754
	Hokkaido Gas Co. Ltd.	4,700	91,668
	Hokkan Holdings Ltd.	5,200	59,568
#	Hokko Chemical Industry Co. Ltd.	8,500	84,280
	Hokkoku Financial Holdings, Inc.	8,100	260,020
#	Hokuetsu Corp.	50,400	425,064
	Hokuetsu Industries Co. Ltd.	8,800	112,725
	Hokuhoku Financial Group, Inc.	58,800	721,296
	Hokuriku Electric Industry Co. Ltd.	3,300	28,426
#	Hokuriku Electric Power Co.	35,200	205,932
	Hokuriku Electrical Construction Co. Ltd.	6,000	45,401
	Hokuto Corp.	6,400	74,209
#	Honda Motor Co. Ltd., Sponsored ADR	4,900	166,551
	Honda Motor Co. Ltd.	329,100	3,744,361
	H-One Co. Ltd.	10,500	46,102
	Honeys Holdings Co. Ltd.	6,900	74,309
	Hoosiers Holdings Co. Ltd.	14,200	98,192
	Horiba Ltd.	10,100	979,893
	Hoshizaki Corp.	4,800	165,402
	Hosiden Corp.	22,400	279,700
	Hosokawa Micron Corp.	3,800	106,214
	Hotland Co. Ltd.	2,600	35,650
	House Foods Group, Inc.	11,293	222,504
	Howa Machinery Ltd.	5,400	27,125
	Hoya Corp.	26,300	3,049,217
	HS Holdings Co. Ltd.	7,900	48,154
	Hulic Co. Ltd.	83,595	770,299
	Hyakugo Bank Ltd.	81,100	333,531
	Hyakujushi Bank Ltd.	9,100	166,713
	Ibiden Co. Ltd.	23,600	897,118
#	IBJ, Inc.	7,100	24,443

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ichibanya Co. Ltd.	15,500	$107,021
	Ichigo, Inc.	6,400	17,239
	Ichiken Co. Ltd.	3,100	47,105
	Ichikoh Industries Ltd.	17,800	60,242
	Ichinen Holdings Co. Ltd.	8,100	88,979
	Ichiyoshi Securities Co. Ltd.	11,900	61,697
	Icom, Inc.	3,300	66,781
	ID Holdings Corp.	5,550	51,310
	Idec Corp.	12,000	211,814
	Idemitsu Kosan Co. Ltd.	300,445	2,035,550
	IDOM, Inc.	26,700	236,775
	IG Port, Inc.	800	21,117
	IHI Corp.	30,900	739,874
	Iida Group Holdings Co. Ltd.	34,900	445,530
	Iino Kaiun Kaisha Ltd.	36,600	294,196
	I’ll, Inc.	2,800	47,874
	Imagica Group, Inc.	7,200	27,609
	Imasen Electric Industrial	1,400	5,626
	i-mobile Co. Ltd.	7,200	17,985
	Imuraya Group Co. Ltd.	2,700	41,951
	Inaba Denki Sangyo Co. Ltd.	10,000	233,305
	Inaba Seisakusho Co. Ltd.	4,800	54,723
	Inabata & Co. Ltd.	19,800	403,622
	Inageya Co. Ltd.	400	3,234
	I-NE Co. Ltd.	2,800	31,581
	Ines Corp.	5,600	56,287
	I-Net Corp.	5,310	68,258
	Infocom Corp.	10,400	177,960
	INFRONEER Holdings, Inc.	63,420	561,627
	Innotech Corp.	6,300	73,547
	Inpex Corp.	177,300	2,655,918
	Insource Co. Ltd.	18,600	90,374
	Intage Holdings, Inc.	4,000	37,115
	Integrated Design & Engineering Holdings Co. Ltd.	5,000	148,344
	Intelligent Wave, Inc.	4,800	34,616
	Inter Action Corp.	2,800	27,405
	Internet Initiative Japan, Inc.	26,000	439,893
#	Inui Global Logistics Co. Ltd.	3,300	23,034
	I-PEX, Inc.	4,900	55,080
#	IPS, Inc.	2,000	29,315
#	IR Japan Holdings Ltd.	2,900	21,937
	Iriso Electronics Co. Ltd.	7,200	140,794
	I’rom Group Co. Ltd.	2,200	25,158
	ISB Corp.	2,500	20,370
#	Ise Chemicals Corp.	600	70,631
	Iseki & Co. Ltd.	7,400	48,311
	Isetan Mitsukoshi Holdings Ltd.	44,700	627,819
	Ishihara Chemical Co. Ltd.	4,000	44,989
	Ishihara Sangyo Kaisha Ltd.	13,300	154,071
	Ishizuka Glass Co. Ltd.	1,300	22,334
*	Istyle, Inc.	22,100	73,862
	Isuzu Motors Ltd.	142,000	1,799,544
	Itfor, Inc.	5,500	47,662
#	ITmedia, Inc.	2,600	29,872
#	Ito En Ltd.	16,600	402,803
#	ITOCHU Corp.	43,800	1,976,025
	Itochu Enex Co. Ltd.	26,700	258,429
	Itochu-Shokuhin Co. Ltd.	2,500	118,232
	Itoham Yonekyu Holdings, Inc.	10,580	276,094

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Itoki Corp.	20,600	$246,092
	IwaiCosmo Holdings, Inc.	7,900	115,993
	Iwaki Co. Ltd.	2,800	45,158
	Iwatani Corp.	18,500	1,050,476
	Iwatsuka Confectionery Co. Ltd.	3,200	52,835
	Iyogin Holdings, Inc.	90,300	689,152
	Izumi Co. Ltd.	12,300	285,759
	J Front Retailing Co. Ltd.	75,200	654,905
	J Trust Co. Ltd.	17,800	50,651
	JAC Recruitment Co. Ltd.	26,100	125,768
	Jaccs Co. Ltd.	9,900	355,775
*	Jade Group, Inc.	3,300	32,024
	JAFCO Group Co. Ltd.	24,300	274,240
#	JALCO Holdings, Inc.	9,800	21,710
*	Jamco Corp.	2,800	19,312
	JANOME Corp.	7,000	29,620
	Japan Airlines Co. Ltd.	33,400	591,807
	Japan Airport Terminal Co. Ltd.	12,800	452,342
	Japan Aviation Electronics Industry Ltd.	19,800	318,089
	Japan Business Systems, Inc.	2,200	17,652
	Japan Cash Machine Co. Ltd.	7,100	60,890
#*	Japan Communications, Inc.	42,200	52,952
	Japan Electronic Materials Corp.	4,000	64,932
	Japan Elevator Service Holdings Co. Ltd.	21,900	340,339
	Japan Exchange Group, Inc.	61,100	1,430,993
#	Japan Foundation Engineering Co. Ltd.	9,800	31,706
*	Japan Hospice Holdings, Inc.	2,800	25,219
	Japan Lifeline Co. Ltd.	19,200	140,922
	Japan Material Co. Ltd.	21,000	296,268
	Japan Medical Dynamic Marketing, Inc.	7,100	30,307
	Japan Petroleum Exploration Co. Ltd.	8,000	337,466
	Japan Post Bank Co. Ltd.	42,300	429,358
	Japan Post Holdings Co. Ltd.	103,800	996,822
	Japan Post Insurance Co. Ltd.	17,700	332,301
	Japan Property Management Center Co. Ltd.	4,600	38,573
	Japan Pulp & Paper Co. Ltd.	4,400	152,864
	Japan Securities Finance Co. Ltd.	29,000	293,997
	Japan Steel Works Ltd.	17,074	414,451
	Japan System Techniques Co. Ltd.	5,200	55,319
	Japan Tobacco, Inc.	100,200	2,695,542
	Japan Transcity Corp.	14,800	68,105
	Japan Wool Textile Co. Ltd.	18,700	161,435
	Jastec Co. Ltd.	2,800	34,370
	JBCC Holdings, Inc.	4,000	84,589
	JCR Pharmaceuticals Co. Ltd.	18,386	94,513
	JCU Corp.	10,500	250,683
#	JDC Corp.	8,000	26,175
	Jeol Ltd.	15,300	606,176
	JFE Holdings, Inc.	152,400	2,274,679
	JFE Systems, Inc.	900	21,073
	JGC Holdings Corp.	56,000	539,794
#*	JIG-SAW, Inc.	1,500	37,348
	JINS Holdings, Inc.	4,400	92,439
	JINUSHI Co. Ltd.	3,100	50,141
	JK Holdings Co. Ltd.	6,500	44,069
	J-Lease Co. Ltd.	4,000	31,721
	JM Holdings Co. Ltd.	5,400	90,526
	JMS Co. Ltd.	7,600	25,664
#*	Joban Kosan Co. Ltd.	2,900	22,206

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	J-Oil Mills, Inc.	7,400	$92,766
	Joshin Denki Co. Ltd.	5,700	91,947
	Joyful Honda Co. Ltd.	15,200	216,176
	JP-Holdings, Inc.	21,100	60,633
	JSB Co. Ltd.	2,600	48,217
#	JSP Corp.	4,700	69,340
	JTEKT Corp.	63,100	488,444
#	Juki Corp.	8,500	28,954
	Juroku Financial Group, Inc.	10,200	306,356
	Justsystems Corp.	10,700	186,379
	JVCKenwood Corp.	99,600	506,310
#	K&O Energy Group, Inc.	5,900	127,291
	Kadokawa Corp.	9,800	179,126
	Kadoya Sesame Mills, Inc.	1,000	23,144
	Kaga Electronics Co. Ltd.	5,600	220,605
	Kagome Co. Ltd.	13,900	355,324
	Kajima Corp.	48,300	925,287
	Kakaku.com, Inc.	31,300	360,030
	Kaken Pharmaceutical Co. Ltd.	10,300	223,892
#	Kakiyasu Honten Co. Ltd.	3,800	66,148
#	Kamakura Shinsho Ltd.	6,200	20,927
	Kameda Seika Co. Ltd.	1,800	47,398
	Kamei Corp.	9,400	121,044
	Kamigumi Co. Ltd.	23,700	511,815
	Kanaden Corp.	6,900	68,106
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	40,855
	Kanamic Network Co. Ltd.	5,700	18,678
#	Kanamoto Co. Ltd.	11,600	195,100
	Kandenko Co. Ltd.	43,200	481,883
	Kaneka Corp.	16,700	432,564
	Kaneko Seeds Co. Ltd.	3,900	35,336
	Kanematsu Corp.	34,500	560,964
	Kanemi Co. Ltd.	600	12,128
	Kanro, Inc.	1,800	25,825
	Kansai Electric Power Co., Inc.	53,500	801,399
#	Kansai Food Market Ltd.	3,000	37,188
	Kansai Paint Co. Ltd.	48,600	632,683
	Kanto Denka Kogyo Co. Ltd.	16,448	112,244
	Kao Corp.	19,100	787,917
*	Kaonavi, Inc.	3,200	29,367
#*	Kappa Create Co. Ltd.	3,300	33,701
	Katakura Industries Co. Ltd.	8,000	97,840
	Katitas Co. Ltd.	17,700	213,247
	Kato Sangyo Co. Ltd.	5,700	165,300
	Kato Works Co. Ltd.	5,200	45,622
	Kawada Technologies, Inc.	5,700	108,511
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	61,692
	Kawasaki Heavy Industries Ltd.	50,000	1,547,903
	Kawasaki Kisen Kaisha Ltd.	46,566	656,109
	KDDI Corp.	165,200	4,584,098
#	KeePer Technical Laboratory Co. Ltd.	4,700	133,650
	Keihan Holdings Co. Ltd.	17,500	366,007
	Keihanshin Building Co. Ltd.	7,700	77,187
	Keikyu Corp.	41,400	329,108
	Keio Corp.	15,700	384,136
	Keisei Electric Railway Co. Ltd.	11,219	417,941
#	KEIWA, Inc.	2,400	16,778
	Keiyo Bank Ltd.	37,500	184,373
	KEL Corp.	1,800	21,040

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co. Ltd.	4,700	$67,187
	Kewpie Corp.	18,300	369,187
	Keyence Corp.	5,300	2,330,779
	KFC Holdings Japan Ltd.	5,600	181,629
	KH Neochem Co. Ltd.	11,458	175,935
	Kibun Foods, Inc.	4,200	30,798
	Kikkoman Corp.	40,000	476,616
	Kimura Chemical Plants Co. Ltd.	5,900	28,581
	Kinden Corp.	34,500	658,299
#	King Jim Co. Ltd.	4,200	23,692
	Kintetsu Department Store Co. Ltd.	3,100	42,980
	Kintetsu Group Holdings Co. Ltd.	14,500	372,774
	Kirin Holdings Co. Ltd.	60,300	880,235
	Kissei Pharmaceutical Co. Ltd.	11,300	258,927
	Ki-Star Real Estate Co. Ltd.	4,300	104,240
	Kitagawa Corp.	4,300	41,931
	Kita-Nippon Bank Ltd.	3,600	57,106
	Kitano Construction Corp.	1,600	34,735
	Kitz Corp.	25,100	213,645
	Kiyo Bank Ltd.	39,900	458,363
#*	KLab, Inc.	13,400	20,652
#*	KNT-CT Holdings Co. Ltd.	3,800	30,445
#	Koa Corp.	12,400	127,892
	Koa Shoji Holdings Co. Ltd.	2,400	12,835
	Koatsu Gas Kogyo Co. Ltd.	12,700	69,679
	Kobayashi Pharmaceutical Co. Ltd.	5,800	205,610
	Kobe Bussan Co. Ltd.	17,000	367,154
#	Kobe Electric Railway Co. Ltd.	1,600	27,856
	Kobe Steel Ltd.	121,300	1,480,532
	Koei Tecmo Holdings Co. Ltd.	23,620	219,698
	Kohnan Shoji Co. Ltd.	12,300	347,357
#	Kohoku Kogyo Co. Ltd.	2,400	31,006
	Kohsoku Corp.	3,200	44,402
	Koike-ya, Inc.	600	17,972
	Koito Manufacturing Co. Ltd.	45,400	610,663
#	Kojima Co. Ltd.	14,600	75,319
	Kokuyo Co. Ltd.	22,900	391,227
	Komatsu Ltd.	111,700	3,334,932
	Komatsu Matere Co. Ltd.	8,200	39,315
	Komatsu Wall Industry Co. Ltd.	3,000	60,674
	KOMEDA Holdings Co. Ltd.	14,000	229,793
#	Komehyo Holdings Co. Ltd.	3,700	87,188
	Komeri Co. Ltd.	12,400	300,651
	Komori Corp.	17,600	137,480
#	Konaka Co. Ltd.	13,400	33,368
	Konami Group Corp.	11,200	675,778
	Kondotec, Inc.	7,700	62,349
	Konica Minolta, Inc.	195,000	648,401
	Konishi Co. Ltd.	20,200	171,548
	Konoike Transport Co. Ltd.	10,300	149,332
#	Konoshima Chemical Co. Ltd.	3,900	37,784
#	Kosaido Holdings Co. Ltd.	25,500	117,700
	Kose Corp.	5,100	262,977
	Koshidaka Holdings Co. Ltd.	17,900	97,926
	Kotobuki Spirits Co. Ltd.	31,500	324,342
	Kotobukiya Co. Ltd.	600	7,263
	Kozo Keikaku Engineering, Inc.	500	12,608
	KPP Group Holdings Co. Ltd.	16,100	75,734
#	Krosaki Harima Corp.	6,400	138,344

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KRS Corp.	5,400	$40,016
	K’s Holdings Corp.	57,600	552,916
	KU Holdings Co. Ltd.	4,300	31,460
	Kubota Corp., Sponsored ADR	425	33,983
	Kubota Corp.	41,400	664,045
	Kumagai Gumi Co. Ltd.	12,300	324,267
#	Kumiai Chemical Industry Co. Ltd.	29,763	151,696
	Kunimine Industries Co. Ltd.	2,500	18,206
	Kurabo Industries Ltd.	6,000	141,187
	Kuraray Co. Ltd.	105,600	1,169,955
	Kureha Corp.	21,000	374,373
	Kurimoto Ltd.	3,400	90,450
	Kurita Water Industries Ltd.	24,200	958,419
	Kuriyama Holdings Corp.	5,600	49,387
	Kushikatsu Tanaka Holdings Co.	1,300	13,912
	Kusuri No. Aoki Holdings Co. Ltd.	15,300	285,259
	KYB Corp.	7,700	262,870
	Kyocera Corp.	70,404	858,129
	Kyodo Printing Co. Ltd.	2,700	56,185
	Kyoei Steel Ltd.	9,300	132,397
	Kyokuto Boeki Kaisha Ltd.	6,000	73,865
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	215,285
#	Kyokuto Securities Co. Ltd.	9,100	90,815
	Kyokuyo Co. Ltd.	3,700	84,621
	Kyorin Pharmaceutical Co. Ltd.	14,200	165,464
#	Kyoritsu Maintenance Co. Ltd.	22,400	477,694
	Kyosan Electric Manufacturing Co. Ltd.	19,800	64,317
	Kyoto Financial Group, Inc.	58,400	1,039,471
	Kyowa Kirin Co. Ltd.	18,500	310,686
	Kyudenko Corp.	13,300	552,001
	Kyushu Electric Power Co., Inc.	62,800	582,588
	Kyushu Financial Group, Inc.	98,199	657,054
	Kyushu Railway Co.	20,500	441,076
	LA Holdings Co. Ltd.	2,100	63,072
	LAC Co. Ltd.	4,500	23,095
	Lacto Japan Co. Ltd.	2,400	39,632
#*	Laox Holdings Co. Ltd.	9,000	13,167
	Lasertec Corp.	5,900	1,272,661
	LEC, Inc.	8,100	56,706
	Leopalace21 Corp.	62,800	207,848
	Life Corp.	6,200	154,884
	Lifedrink Co., Inc.	2,700	85,551
#*	LIFENET INSURANCE Co.	13,000	114,787
	LIFULL Co. Ltd.	28,000	29,306
	LIKE, Inc.	3,000	32,526
	Link & Motivation, Inc.	18,500	58,620
	Lintec Corp.	15,338	305,778
	Lion Corp.	66,200	593,680
#	LITALICO, Inc.	8,700	100,606
	Lixil Corp.	88,600	951,628
	Loadstar Capital KK.	3,000	64,538
	Look Holdings, Inc.	2,300	43,563
	LY Corp.	208,800	501,670
	M&A Capital Partners Co. Ltd.	5,300	71,552
	M3, Inc.	39,300	415,722
	Mabuchi Motor Co. Ltd.	17,000	263,294
	Macnica Holdings, Inc.	18,199	802,449
	Macromill, Inc.	15,400	71,798
	Maeda Kosen Co. Ltd.	9,000	196,964

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maezawa Industries, Inc.	2,800	$22,630
#	Maezawa Kasei Industries Co. Ltd.	5,600	60,983
	Maezawa Kyuso Industries Co. Ltd.	6,800	55,325
	Makino Milling Machine Co. Ltd.	10,200	409,150
	Makita Corp.	23,000	665,870
#	Management Solutions Co. Ltd.	2,600	28,073
	Mandom Corp.	13,500	111,380
	Mani, Inc.	17,300	200,421
	MarkLines Co. Ltd.	3,600	67,950
	Mars Group Holdings Corp.	3,500	71,677
	Marubeni Corp.	66,300	1,181,224
	Marubun Corp.	6,700	61,658
	Marudai Food Co. Ltd.	8,000	82,324
	Maruha Nichiro Corp.	24,833	484,380
	Marui Group Co. Ltd.	37,200	568,188
	Maruichi Steel Tube Ltd.	13,100	337,305
	MARUKA FURUSATO Corp.	7,553	115,941
#	Marumae Co. Ltd.	2,200	26,678
	Marusan Securities Co. Ltd.	17,700	114,392
	Maruwa Co. Ltd.	1,900	400,383
	Maruyama Manufacturing Co., Inc.	900	14,066
	Maruzen Showa Unyu Co. Ltd.	4,800	143,606
	Marvelous, Inc.	7,700	32,944
	Matching Service Japan Co. Ltd.	2,600	19,995
	Matsuda Sangyo Co. Ltd.	6,500	113,132
#	Matsui Construction Co. Ltd.	6,600	35,686
	Matsui Securities Co. Ltd.	33,000	168,911
	MatsukiyoCocokara & Co.	24,340	345,159
	Matsuya Co. Ltd.	2,600	14,780
	Matsuyafoods Holdings Co. Ltd.	1,200	42,593
	Max Co. Ltd.	8,500	189,675
	Maxell Ltd.	15,000	147,994
	Maxvalu Tokai Co. Ltd.	2,400	47,060
	Mazda Motor Corp.	148,000	1,675,282
	McDonald’s Holdings Co. Japan Ltd.	6,200	272,730
	MCJ Co. Ltd.	34,200	298,551
	Mebuki Financial Group, Inc.	234,190	828,476
	MEC Co. Ltd.	3,700	97,064
	Media Do Co. Ltd.	2,600	22,328
	Medical Data Vision Co. Ltd.	8,600	31,551
	Medical System Network Co. Ltd.	15,500	62,122
	Medikit Co. Ltd.	600	10,726
	Medipal Holdings Corp.	46,500	729,261
	Medius Holdings Co. Ltd.	3,700	18,179
*	Medley, Inc.	2,400	55,013
	MedPeer, Inc.	7,500	32,522
*	Megachips Corp.	5,900	136,790
	Megmilk Snow Brand Co. Ltd.	18,300	295,541
	Meidensha Corp.	17,600	389,997
	Meiho Facility Works Ltd.	3,300	18,138
	Meiji Electric Industries Co. Ltd.	1,000	10,373
	MEIJI Holdings Co. Ltd.	26,000	581,733
#	Meiji Shipping Group Co. Ltd.	6,900	34,032
	Meiko Electronics Co. Ltd.	8,000	261,014
	Meisei Industrial Co. Ltd.	17,000	144,508
	MEITEC Group Holdings, Inc.	24,900	464,385
	Meito Sangyo Co. Ltd.	3,300	37,062
	Meiwa Corp.	11,400	48,348
#	Meiwa Estate Co. Ltd.	3,900	24,259

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Melco Holdings, Inc.	1,800	$39,128
	Menicon Co. Ltd.	21,200	204,551
*	Mercari, Inc.	35,500	410,482
	Mercuria Holdings Co. Ltd.	4,100	27,152
*	MetaReal Corp.	1,300	8,070
	METAWATER Co. Ltd.	3,400	42,295
	Micronics Japan Co. Ltd.	7,800	321,310
	Midac Holdings Co. Ltd.	2,700	24,328
	Mie Kotsu Group Holdings, Inc.	23,400	87,934
	Mikuni Corp.	11,100	30,268
	Milbon Co. Ltd.	5,100	100,246
	MIMAKI ENGINEERING Co. Ltd.	4,800	37,419
	Mimasu Semiconductor Industry Co. Ltd.	9,500	219,123
	Minebea Mitsumi, Inc.	65,461	1,226,107
	Ministop Co. Ltd.	4,800	46,991
#	Mirai Industry Co. Ltd.	800	20,955
#	Miraial Co. Ltd.	2,200	20,664
	Mirait One Corp.	35,000	427,350
	Mirarth Holdings, Inc.	31,754	97,365
	Miroku Jyoho Service Co. Ltd.	5,900	63,464
	MISUMI Group, Inc.	32,200	523,503
	Mitani Corp.	7,600	80,206
	Mitani Sangyo Co. Ltd.	9,700	22,346
	Mitani Sekisan Co. Ltd.	2,200	80,631
	Mito Securities Co. Ltd.	24,400	82,337
	Mitsuba Corp.	13,600	124,871
	Mitsubishi Chemical Group Corp.	379,800	2,215,703
	Mitsubishi Corp.	157,590	3,604,015
	Mitsubishi Electric Corp.	95,900	1,671,530
	Mitsubishi Estate Co. Ltd.	53,900	987,702
	Mitsubishi Gas Chemical Co., Inc.	42,200	746,696
	Mitsubishi HC Capital, Inc.	299,200	1,937,632
	Mitsubishi Heavy Industries Ltd.	214,400	1,916,974
	Mitsubishi Kakoki Kaisha Ltd.	3,200	78,789
	Mitsubishi Logisnext Co. Ltd.	16,000	157,802
	Mitsubishi Logistics Corp.	13,600	451,196
	Mitsubishi Materials Corp.	29,000	566,734
	Mitsubishi Motors Corp.	219,000	693,976
	Mitsubishi Paper Mills Ltd.	8,900	32,365
	Mitsubishi Pencil Co. Ltd.	3,700	56,442
	Mitsubishi Research Institute, Inc.	3,500	108,815
	Mitsubishi Shokuhin Co. Ltd.	7,500	265,938
	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	47,065
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	438,437
	Mitsubishi UFJ Financial Group, Inc.	682,400	6,797,626
	Mitsuboshi Belting Ltd.	6,300	193,225
	Mitsui & Co. Ltd., Sponsored ADR	85	82,559
	Mitsui & Co. Ltd.	60,100	2,901,368
	Mitsui Chemicals, Inc.	39,810	1,133,108
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	120,496
#	Mitsui E&S Co. Ltd.	31,900	345,817
	Mitsui Fudosan Co. Ltd.	139,200	1,416,647
	Mitsui High-Tec, Inc.	6,400	286,566
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	106,599
	Mitsui Mining & Smelting Co. Ltd.	15,800	495,439
#	Mitsui OSK Lines Ltd.	47,300	1,501,282
	Mitsui-Soko Holdings Co. Ltd.	7,500	221,226
	Mitsuuroko Group Holdings Co. Ltd.	14,700	125,862
	Miura Co. Ltd.	12,800	201,386

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MIXI, Inc.	10,900	$166,354
	Miyaji Engineering Group, Inc.	4,200	106,189
	Miyazaki Bank Ltd.	6,500	126,289
	Miyoshi Oil & Fat Co. Ltd.	3,800	30,382
	Mizuho Financial Group, Inc.	134,500	2,599,765
	Mizuho Leasing Co. Ltd.	84,000	600,049
#	Mizuho Medy Co. Ltd.	1,800	37,961
	Mizuno Corp.	7,100	344,590
	Mochida Pharmaceutical Co. Ltd.	7,900	159,367
	Modec, Inc.	4,000	78,917
	Monex Group, Inc.	40,300	208,226
	Monogatari Corp.	10,500	283,691
#	MonotaRO Co. Ltd.	40,800	488,983
	Morinaga & Co. Ltd.	21,700	350,688
	Morinaga Milk Industry Co. Ltd.	38,400	752,463
	Moriroku Holdings Co. Ltd.	800	13,728
	Morita Holdings Corp.	11,900	140,090
	Morito Co. Ltd.	6,400	62,564
	Morozoff Ltd.	1,800	47,655
	Mory Industries, Inc.	1,600	66,636
	MrMax Holdings Ltd.	10,500	43,569
	MS&AD Insurance Group Holdings, Inc.	77,100	1,386,184
	Mugen Estate Co. Ltd.	4,500	39,579
#	m-up Holdings, Inc.	12,400	81,924
	Murakami Corp.	1,700	50,450
	Murata Manufacturing Co. Ltd.	118,716	2,169,198
	Musashi Seimitsu Industry Co. Ltd.	19,300	204,510
	Musashino Bank Ltd.	10,400	203,646
	Muto Seiko Co.	2,000	23,773
	Nabtesco Corp.	25,800	425,492
	Nachi-Fujikoshi Corp.	6,638	143,487
	Nafco Co. Ltd.	5,700	104,187
	Nagano Keiki Co. Ltd.	5,600	84,063
	Nagase & Co. Ltd.	40,800	705,854
	Nagase Brothers, Inc.	2,600	30,984
	Nagatanien Holdings Co. Ltd.	4,500	66,309
	Nagawa Co. Ltd.	1,400	65,383
	Nagoya Railroad Co. Ltd.	28,700	374,353
	Naigai Trans Line Ltd.	2,200	35,126
	Nakabayashi Co. Ltd.	9,300	30,802
	Nakakita Seisakusho Co. Ltd.	600	15,236
	Nakamoto Packs Co. Ltd.	1,400	14,790
	Nakamuraya Co. Ltd.	1,900	37,765
	Nakanishi, Inc.	17,600	270,370
	Nakayama Steel Works Ltd.	13,800	80,021
#	Namura Shipbuilding Co. Ltd.	18,000	224,435
	Nankai Electric Railway Co. Ltd.	22,800	397,004
	Nanto Bank Ltd.	9,900	190,276
	Narasaki Sangyo Co. Ltd.	1,400	27,613
	Natori Co. Ltd.	2,500	33,706
	NCD Co. Ltd./Shinagawa.	1,700	19,316
	NEC Capital Solutions Ltd.	5,300	128,886
	NEC Corp.	15,900	1,151,192
	NEC Networks & System Integration Corp.	17,400	289,049
	NET One Systems Co. Ltd.	31,400	525,404
*	Net Protections Holdings, Inc.	13,700	19,042
	Neturen Co. Ltd.	13,600	91,049
	New Art Holdings Co. Ltd.	2,800	29,135
	Nexon Co. Ltd.	16,400	255,698

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nextage Co. Ltd.	16,500	$289,687
	NGK Insulators Ltd.	70,200	956,284
	NH Foods Ltd.	22,400	736,875
	NHK Spring Co. Ltd.	70,863	718,185
	Nicca Chemical Co. Ltd.	2,100	13,315
	Nice Corp.	2,400	26,431
	Nichias Corp.	23,800	652,351
	Nichiban Co. Ltd.	4,000	48,411
	Nichicon Corp.	17,400	147,296
	Nichiden Corp.	6,000	96,608
	Nichiha Corp.	9,600	223,844
	Nichirei Corp.	32,500	813,689
	Nichireki Co. Ltd.	10,800	164,761
	Nichirin Co. Ltd.	4,500	112,380
	NIDEC Corp.	11,800	552,628
	Nifco, Inc.	26,500	640,596
	Nihon Chouzai Co. Ltd.	4,700	45,865
	Nihon Dempa Kogyo Co. Ltd.	7,900	64,583
	Nihon Dengi Co. Ltd.	1,400	51,913
	Nihon Denkei Co. Ltd.	3,900	56,906
	Nihon Flush Co. Ltd.	3,800	21,970
	Nihon House Holdings Co. Ltd.	12,300	24,332
	Nihon Kagaku Sangyo Co. Ltd.	5,600	50,843
	Nihon Kohden Corp.	12,600	342,574
	Nihon M&A Center Holdings, Inc.	101,300	554,448
	Nihon Nohyaku Co. Ltd.	22,400	106,300
	Nihon Parkerizing Co. Ltd.	31,200	239,932
	Nihon Tokushu Toryo Co. Ltd.	5,000	44,378
	Nihon Trim Co. Ltd.	1,200	27,097
	Nikkiso Co. Ltd.	19,500	155,731
	Nikko Co. Ltd.	10,500	49,474
	Nikkon Holdings Co. Ltd.	20,997	412,131
	Nikon Corp.	66,600	688,599
	Nintendo Co. Ltd.	58,900	2,872,492
	Nippi, Inc.	300	10,226
	Nippn Corp.	17,300	266,972
	Nippon Air Conditioning Services Co. Ltd.	6,100	34,895
	Nippon Aqua Co. Ltd.	5,000	30,448
	Nippon Avionics Co. Ltd.	400	22,805
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	60,331
	Nippon Carbide Industries Co., Inc.	3,800	43,384
	Nippon Carbon Co. Ltd.	1,900	66,993
	Nippon Care Supply Co. Ltd.	800	9,649
	Nippon Chemical Industrial Co. Ltd.	3,000	45,927
*	Nippon Chemi-Con Corp.	8,100	81,865
	Nippon Coke & Engineering Co. Ltd.	76,400	62,772
	Nippon Concept Corp.	3,900	44,777
	Nippon Concrete Industries Co. Ltd.	16,800	42,738
	Nippon Denko Co. Ltd.	40,192	79,267
	Nippon Densetsu Kogyo Co. Ltd.	13,300	182,549
#	Nippon Dry-Chemical Co. Ltd.	2,800	47,022
	Nippon Electric Glass Co. Ltd.	31,400	776,965
	Nippon Express Holdings, Inc.	24,400	1,248,262
	Nippon Fine Chemical Co. Ltd.	4,300	66,081
	Nippon Gas Co. Ltd.	52,900	862,757
#	Nippon Hume Corp.	9,000	48,409
	Nippon Kayaku Co. Ltd.	40,900	333,148
	Nippon Kodoshi Corp.	3,100	40,205
	Nippon Light Metal Holdings Co. Ltd.	28,540	338,655

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Paint Holdings Co. Ltd.	22,900	$146,583
	Nippon Paper Industries Co. Ltd.	42,800	297,570
	Nippon Parking Development Co. Ltd.	76,500	93,903
	Nippon Pillar Packing Co. Ltd.	7,600	299,360
	Nippon Rietec Co. Ltd.	900	7,500
	Nippon Road Co. Ltd.	8,700	104,292
	Nippon Sanso Holdings Corp.	34,100	1,012,852
	Nippon Seiki Co. Ltd.	18,900	171,865
	Nippon Seisen Co. Ltd.	3,500	29,542
	Nippon Sharyo Ltd.	3,200	48,967
*	Nippon Sheet Glass Co. Ltd.	34,300	114,335
	Nippon Shinyaku Co. Ltd.	14,700	406,753
	Nippon Shokubai Co. Ltd.	36,000	342,183
	Nippon Signal Company Ltd.	14,900	96,460
	Nippon Soda Co. Ltd.	9,000	330,153
#	Nippon Steel Corp.	117,199	2,627,474
	Nippon Telegraph & Telephone Corp.	1,415,000	1,527,722
	Nippon Thompson Co. Ltd.	24,600	101,938
	Nippon Yakin Kogyo Co. Ltd.	7,790	230,467
	Nippon Yusen KK	63,300	1,797,117
	Nipro Corp.	58,197	470,866
	Nishikawa Rubber Co. Ltd.	2,700	34,014
	Nishimatsu Construction Co. Ltd.	15,100	436,614
	Nishimatsuya Chain Co. Ltd.	9,500	131,738
	Nishimoto Co. Ltd.	2,300	84,949
	Nishi-Nippon Financial Holdings, Inc.	47,600	601,780
	Nishi-Nippon Railroad Co. Ltd.	13,200	205,643
	Nishio Holdings Co. Ltd.	7,900	201,859
	Nissan Chemical Corp.	17,300	589,725
	Nissan Motor Co. Ltd.	461,100	1,687,489
	Nissan Shatai Co. Ltd.	14,700	95,018
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	38,231
	Nissei ASB Machine Co. Ltd.	1,900	62,458
	Nissei Plastic Industrial Co. Ltd.	5,600	39,890
	Nissha Co. Ltd.	15,200	163,609
	Nisshin Group Holdings Co. Ltd.	14,000	47,505
	Nisshin Oillio Group Ltd.	11,500	369,433
	Nisshin Seifun Group, Inc.	39,000	508,750
	Nisshinbo Holdings, Inc.	46,448	352,123
	Nissin Corp.	5,200	102,883
	Nissin Foods Holdings Co. Ltd.	8,400	224,158
#	Nisso Holdings Co. Ltd.	3,700	19,435
	Nissui Corp.	161,400	968,438
	Niterra Co. Ltd.	42,100	1,380,788
	Nitori Holdings Co. Ltd.	9,500	1,271,414
	Nitta Corp.	6,400	165,132
#	Nitta Gelatin, Inc.	5,000	22,734
	Nittetsu Mining Co. Ltd.	5,200	163,443
	Nitto Denko Corp.	23,500	1,943,112
	Nitto Fuji Flour Milling Co. Ltd.	1,000	33,656
	Nitto Kogyo Corp.	8,000	214,584
	Nitto Kohki Co. Ltd.	4,300	66,457
	Nitto Seiko Co. Ltd.	9,400	36,707
	Nittoc Construction Co. Ltd.	10,600	76,577
	Nittoku Co. Ltd.	5,500	67,895
	NJS Co. Ltd.	2,700	53,681
	Noda Corp.	5,100	36,058
	Noevir Holdings Co. Ltd.	5,300	175,363
	NOF Corp.	46,200	619,816

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nohmi Bosai Ltd.	5,500	$83,710
	Nojima Corp.	24,572	293,585
	NOK Corp.	20,700	299,571
	Nomura Holdings, Inc.	262,500	1,493,620
	Nomura Holdings, Inc., Sponsored ADR	29,499	168,439
#	Nomura Micro Science Co. Ltd.	8,000	255,794
	Nomura Real Estate Holdings, Inc.	15,900	445,154
	Nomura Research Institute Ltd.	21,609	522,892
	Noritake Co. Ltd.	8,400	220,512
	Noritsu Koki Co. Ltd.	9,100	178,545
	Noritz Corp.	11,500	129,865
	North Pacific Bank Ltd.	109,900	316,069
	NPC, Inc.	5,000	27,146
	NPR-RIKEN Corp.	9,848	181,190
#	NS Solutions Corp.	5,500	179,144
	NS Tool Co. Ltd.	5,600	32,761
	NS United Kaiun Kaisha Ltd.	5,100	154,323
	NSD Co. Ltd.	22,540	440,566
	NSK Ltd.	85,300	469,097
	NSW, Inc.	3,100	58,552
#	NTN Corp.	162,100	321,692
	NTT Data Group Corp.	46,800	731,850
	Oat Agrio Co. Ltd.	4,000	50,777
	Obara Group, Inc.	3,100	80,980
	Obayashi Corp.	111,100	1,239,964
	OBIC Business Consultants Co. Ltd.	1,900	77,638
	Obic Co. Ltd.	2,400	308,320
	Odakyu Electric Railway Co. Ltd.	40,799	458,690
	Oenon Holdings, Inc.	16,000	36,189
	Ogaki Kyoritsu Bank Ltd.	16,200	232,034
#	Ohara, Inc.	2,000	16,819
#	Ohashi Technica, Inc.	4,000	40,221
#	Ohba Co. Ltd.	4,600	32,842
	Ohsho Food Service Corp.	3,200	158,592
#	OIE Sangyo Co. Ltd.	1,100	11,235
	Oiles Corp.	8,600	130,079
#*	Oisix ra daichi, Inc.	3,600	27,274
	Oita Bank Ltd.	5,900	109,549
	Oji Holdings Corp.	212,300	831,582
	Okabe Co. Ltd.	14,700	74,795
	Okada Aiyon Corp.	800	15,290
	Okamoto Industries, Inc.	3,600	112,927
	Okamoto Machine Tool Works Ltd.	1,900	71,904
	Okamura Corp.	24,200	366,490
	Okasan Securities Group, Inc.	59,700	285,990
	Oki Electric Industry Co. Ltd.	31,674	226,365
	Okinawa Cellular Telephone Co.	9,400	201,978
	Okinawa Electric Power Co., Inc.	11,007	82,116
	Okinawa Financial Group, Inc.	8,300	140,747
	OKUMA Corp.	7,599	341,301
	Okumura Corp.	10,100	315,988
	Okura Industrial Co. Ltd.	3,400	67,484
	Okuwa Co. Ltd.	12,000	71,795
	Olympus Corp.	39,300	547,438
	Omron Corp.	18,500	634,964
	Ono Pharmaceutical Co. Ltd.	85,300	1,228,606
	Onoken Co. Ltd.	6,700	78,386
	Onward Holdings Co. Ltd.	29,600	113,939
	Ootoya Holdings Co. Ltd.	1,300	41,740

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Open House Group Co. Ltd.	21,300	$647,738
	Open Up Group, Inc.	13,100	165,948
	Optex Group Co. Ltd.	10,520	123,496
*	Optim Corp.	4,400	24,867
	Optorun Co. Ltd.	10,400	127,762
	Oracle Corp.	3,500	262,656
	Organo Corp.	8,800	403,694
	Oricon, Inc.	1,700	8,883
	Orient Corp.	20,440	133,399
	Oriental Land Co. Ltd.	37,800	1,042,967
	Oriental Shiraishi Corp.	55,500	133,175
	ORIX Corp.	122,700	2,511,106
	Oro Co. Ltd.	3,200	52,875
	Osaka Gas Co. Ltd.	29,500	655,958
#	Osaka Organic Chemical Industry Ltd.	5,000	103,633
	Osaka Soda Co. Ltd.	4,400	258,053
	Osaka Steel Co. Ltd.	4,700	71,442
#	OSAKA Titanium Technologies Co. Ltd.	9,800	152,676
	Osaki Electric Co. Ltd.	17,000	73,946
	OSG Corp.	26,906	346,988
	Otsuka Corp.	26,400	525,046
	Otsuka Holdings Co. Ltd.	17,500	748,245
	OUG Holdings, Inc.	1,200	20,525
	Oval Corp.	11,600	38,480
	Oyo Corp.	7,500	116,568
#	Ozu Corp.	2,400	26,823
	Pacific Industrial Co. Ltd.	17,200	177,405
*	Pacific Metals Co. Ltd.	7,000	57,848
	Pack Corp.	3,200	74,317
	PAL GROUP Holdings Co. Ltd.	14,600	174,239
	PALTAC Corp.	9,400	284,509
	Pan Pacific International Holdings Corp.	34,400	807,919
	Panasonic Holdings Corp.	254,800	2,224,009
	Paraca, Inc.	2,700	34,913
	Paramount Bed Holdings Co. Ltd.	10,800	184,016
*	Park24 Co. Ltd.	43,000	463,092
#	Pasona Group, Inc.	12,400	174,006
	Pegasus Co. Ltd.	6,000	19,893
	Penta-Ocean Construction Co. Ltd.	109,500	549,526
	People Dreams & Technologies Group Co. Ltd.	3,400	36,971
*	PeptiDream, Inc.	32,300	411,574
	Persol Holdings Co. Ltd.	483,000	668,139
#	Pharma Foods International Co. Ltd.	6,200	32,969
#	PHC Holdings Corp.	9,500	68,541
*	PIA Corp.	2,300	45,347
	Pickles Holdings Co. Ltd.	4,300	32,239
	Pigeon Corp.	36,300	330,875
	Pilot Corp.	10,200	273,000
	Piolax, Inc.	11,800	200,465
	Plus Alpha Consulting Co. Ltd.	4,300	54,697
	Pola Orbis Holdings, Inc.	15,400	141,313
	Pole To Win Holdings, Inc.	12,000	37,754
#	Port, Inc.	3,300	41,729
*	PR Times Corp.	2,500	28,705
	Premium Group Co. Ltd.	13,600	190,901
	Premium Water Holdings, Inc.	1,800	34,740
	Press Kogyo Co. Ltd.	37,100	182,540
	Pressance Corp.	9,200	106,611
	Prestige International, Inc.	29,600	126,409

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prima Meat Packers Ltd.	9,000	$131,647
	Procrea Holdings, Inc.	12,201	143,026
	Pronexus, Inc.	4,200	30,566
	Pro-Ship, Inc.	2,700	23,730
	Proto Corp.	9,500	84,127
	PS Mitsubishi Construction Co. Ltd.	5,040	31,796
#	QB Net Holdings Co. Ltd.	3,700	26,721
	Qol Holdings Co. Ltd.	9,000	100,957
	Quick Co. Ltd.	4,000	59,087
#	Raccoon Holdings, Inc.	6,000	25,481
	Raito Kogyo Co. Ltd.	17,700	229,989
	Raiznext Corp.	13,300	170,972
#*	Raksul, Inc.	8,900	50,405
	Rakus Co. Ltd.	21,100	213,280
*	Rakuten Group, Inc.	57,100	274,619
	Rasa Corp.	4,400	52,916
	Rasa Industries Ltd.	4,400	78,271
	Raysum Co. Ltd.	4,275	98,453
	Recruit Holdings Co. Ltd.	88,300	3,802,848
	Relo Group, Inc.	40,000	347,704
#	Remixpoint, Inc.	18,200	17,854
	Renaissance, Inc.	3,700	23,678
	Renesas Electronics Corp.	135,200	2,195,074
#*	Renewable Japan Co. Ltd.	4,400	25,300
	Rengo Co. Ltd.	78,900	591,582
#*	RENOVA, Inc.	12,000	112,757
	Resona Holdings, Inc.	291,150	1,841,156
	Resonac Holdings Corp.	60,700	1,316,154
	Resorttrust, Inc.	19,400	321,077
	Restar Corp.	7,300	138,137
	Retail Partners Co. Ltd.	8,300	88,783
	Rheon Automatic Machinery Co. Ltd.	6,000	57,016
#	Rhythm Co. Ltd.	2,400	46,766
	Ricoh Co. Ltd.	90,400	779,886
	Ricoh Leasing Co. Ltd.	6,700	227,715
	Ride On Express Holdings Co. Ltd.	2,800	18,415
	Riken Keiki Co. Ltd.	6,800	166,387
	Riken Technos Corp.	18,200	116,376
	Riken Vitamin Co. Ltd.	4,400	75,825
	Ringer Hut Co. Ltd.	1,000	14,693
	Rinnai Corp.	17,300	374,847
	Rion Co. Ltd.	2,700	54,177
	Riso Kagaku Corp.	1,400	26,133
#	Riso Kyoiku Co. Ltd.	38,100	66,575
#	Rock Field Co. Ltd.	4,500	44,388
	Rohm Co. Ltd.	37,300	536,182
	Rohto Pharmaceutical Co. Ltd.	27,100	528,733
	Rokko Butter Co. Ltd.	5,300	49,169
	Roland Corp.	4,400	119,613
	Roland DG Corp.	3,900	137,601
	Rorze Corp.	4,300	745,513
	Round One Corp.	70,700	310,566
	Royal Holdings Co. Ltd.	10,300	161,010
	RS Technologies Co. Ltd.	4,500	89,357
	Ryobi Ltd.	9,000	156,329
	RYODEN Corp.	6,400	107,343
	Ryohin Keikaku Co. Ltd.	52,800	850,556
	Ryoyo Ryosan Holdings, Inc.	5,016	88,416
	S Foods, Inc.	6,900	133,203

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	S&B Foods, Inc.	2,700	$77,803
	Sac’s Bar Holdings, Inc.	5,800	31,382
	Saibu Gas Holdings Co. Ltd.	5,400	67,333
	Saizeriya Co. Ltd.	9,200	310,660
	Sakai Chemical Industry Co. Ltd.	5,400	70,245
	Sakai Heavy Industries Ltd.	1,400	55,787
	Sakai Moving Service Co. Ltd.	6,720	118,291
	Sakata INX Corp.	16,000	162,504
	Sakata Seed Corp.	5,800	133,634
#	Sakura Internet, Inc.	5,400	201,410
	Sala Corp.	18,339	91,523
	Samco, Inc.	700	19,561
	SAMTY Co. Ltd.	7,300	124,530
	San Holdings, Inc.	8,000	54,954
	San ju San Financial Group, Inc.	7,790	102,976
	San-A Co. Ltd.	4,900	147,056
	San-Ai Obbli Co. Ltd.	26,600	348,958
	Sangetsu Corp.	14,900	316,755
	San-In Godo Bank Ltd.	53,800	419,072
*	Sanix, Inc.	11,200	23,967
	Sanken Electric Co. Ltd.	8,700	375,609
	Sanki Engineering Co. Ltd.	15,700	220,392
	Sanko Gosei Ltd.	6,000	25,700
	Sanko Metal Industrial Co. Ltd.	1,400	41,616
	Sankyo Co. Ltd.	53,500	581,118
	Sankyo Frontier Co. Ltd.	1,000	27,247
	Sankyo Seiko Co. Ltd.	9,600	46,329
	Sankyo Tateyama, Inc.	14,100	72,368
	Sankyu, Inc.	20,300	703,793
	Sanoh Industrial Co. Ltd.	12,800	91,778
	Sanrio Co. Ltd.	16,800	283,255
	Sansei Technologies, Inc.	2,300	18,001
	Sansha Electric Manufacturing Co. Ltd.	4,500	43,566
	Sanshin Electronics Co. Ltd.	2,900	40,377
	Santec Holdings Corp.	1,600	49,984
	Santen Pharmaceutical Co. Ltd.	94,600	913,749
#	Sanwa Holdings Corp.	54,300	886,767
	Sanyo Chemical Industries Ltd.	5,400	141,211
	Sanyo Denki Co. Ltd.	4,000	188,595
	Sanyo Electric Railway Co. Ltd.	4,200	55,361
	Sanyo Shokai Ltd.	3,400	60,103
	Sanyo Special Steel Co. Ltd.	3,900	52,756
	Sanyo Trading Co. Ltd.	8,758	83,023
	Sapporo Holdings Ltd.	8,400	303,623
	Sato Holdings Corp.	10,735	148,753
	Sato Shoji Corp.	5,200	58,008
#	Satori Electric Co. Ltd.	2,400	34,790
	Sawai Group Holdings Co. Ltd.	12,700	473,271
	Saxa Holdings, Inc.	2,100	38,184
	SB Technology Corp.	4,400	81,678
*	SBI ARUHI Corp.	7,200	38,793
#	SBI Global Asset Management Co. Ltd.	8,800	36,242
	SBI Holdings, Inc.	32,300	786,445
	SBI Sumishin Net Bank Ltd.	3,300	49,346
	SBS Holdings, Inc.	5,900	101,702
	SCREEN Holdings Co. Ltd.	13,600	1,403,209
	Scroll Corp.	13,800	81,948
	SCSK Corp.	19,900	361,766
	SEC Carbon Ltd.	3,600	58,080

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Secom Co. Ltd.	6,500	$451,506
	Seed Co. Ltd.	3,000	11,224
	Sega Sammy Holdings, Inc.	50,000	654,448
#	Segue Group Co. Ltd.	2,500	8,179
	Seibu Holdings, Inc.	61,200	952,522
	Seika Corp.	3,700	95,431
	Seikagaku Corp.	14,400	67,986
	Seikitokyu Kogyo Co. Ltd.	7,000	79,211
	Seiko Epson Corp.	48,074	790,817
	Seiko Group Corp.	11,400	301,543
	Seikoh Giken Co. Ltd.	800	10,026
	Seino Holdings Co. Ltd.	35,500	475,598
#	Seiren Co. Ltd.	12,700	211,557
	Sekisui Chemical Co. Ltd.	66,200	963,080
	Sekisui House Ltd.	58,300	1,339,755
	Sekisui Jushi Corp.	9,000	147,095
	Sekisui Kasei Co. Ltd.	9,100	28,595
#	SEMITEC Corp.	1,600	18,025
	Senko Group Holdings Co. Ltd.	58,000	425,061
#	Senshu Electric Co. Ltd.	4,300	149,847
	Senshu Ikeda Holdings, Inc.	89,900	228,854
#*	Senshukai Co. Ltd.	11,500	22,771
	Seria Co. Ltd.	10,700	181,378
	Seven & i Holdings Co. Ltd.	328,600	4,245,904
	Seven Bank Ltd.	181,300	324,087
	SFP Holdings Co. Ltd.	900	11,709
	SG Holdings Co. Ltd.	44,500	520,876
#*	Sharp Corp.	32,054	168,257
	Shibaura Electronics Co. Ltd.	3,500	135,505
	Shibaura Machine Co. Ltd.	8,700	194,761
	Shibaura Mechatronics Corp.	3,900	148,543
	Shibusawa Warehouse Co. Ltd.	4,200	80,831
	Shibuya Corp.	6,000	134,094
*	SHIFT, Inc.	3,700	340,353
	Shiga Bank Ltd.	14,500	374,998
	Shikibo Ltd.	4,500	29,880
	Shikino High-Tech Co. Ltd.	900	13,328
	Shikoku Bank Ltd.	12,700	91,439
	Shikoku Electric Power Co., Inc.	36,200	300,013
	Shikoku Kasei Holdings Corp.	15,500	174,610
	Shima Seiki Manufacturing Ltd.	10,000	89,099
	Shimadzu Corp.	27,700	752,555
	Shimamura Co. Ltd.	10,000	492,968
	Shimano, Inc.	5,074	824,591
	Shimizu Bank Ltd.	4,300	42,663
	Shimizu Corp.	72,100	446,620
	Shimojima Co. Ltd.	4,300	34,458
	Shin Maint Holdings Co. Ltd.	1,600	13,846
	Shin Nippon Air Technologies Co. Ltd.	2,900	73,351
#	Shin Nippon Biomedical Laboratories Ltd.	7,100	68,953
	Shinagawa Refractories Co. Ltd.	13,500	164,513
	Shindengen Electric Manufacturing Co. Ltd.	3,400	63,695
	Shin-Etsu Chemical Co. Ltd.	154,200	5,968,919
	Shin-Etsu Polymer Co. Ltd.	18,100	176,682
#	Shinki Bus Co. Ltd.	500	10,837
	Shinko Electric Industries Co. Ltd.	12,200	428,345
	Shinko Shoji Co. Ltd.	11,400	75,122
	Shinmaywa Industries Ltd.	20,300	154,772
	Shinnihon Corp.	13,500	135,507

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shinnihonseiyaku Co. Ltd.	3,100	$33,665
	Shinsho Corp.	2,200	95,803
	Shinwa Co. Ltd.	5,300	57,554
	Shionogi & Co. Ltd.	23,600	1,102,138
	Ship Healthcare Holdings, Inc.	31,900	474,606
	Shiseido Co. Ltd.	23,500	629,054
	Shizuoka Financial Group, Inc.	80,400	750,441
	Shizuoka Gas Co. Ltd.	22,300	136,451
	SHO-BOND Holdings Co. Ltd.	8,200	316,658
	Shoei Co. Ltd.	17,600	225,488
#	Shoei Foods Corp.	2,200	60,072
	Shofu, Inc.	4,000	77,463
	Showa Sangyo Co. Ltd.	6,200	138,999
	Sigma Koki Co. Ltd.	2,500	24,918
	SIGMAXYZ Holdings, Inc.	12,000	119,404
	Siix Corp.	10,500	108,247
*	Simplex Holdings, Inc.	6,200	100,164
	Sinanen Holdings Co. Ltd.	1,900	60,183
	Sinfonia Technology Co. Ltd.	9,600	203,718
	Sinko Industries Ltd.	5,800	147,293
	Sintokogio Ltd.	16,300	129,752
	SK Kaken Co. Ltd.	2,000	100,720
	SK-Electronics Co. Ltd.	4,400	90,204
	SKY Perfect JSAT Holdings, Inc.	61,300	360,732
	Skylark Holdings Co. Ltd.	60,800	866,440
#*	Smaregi, Inc.	1,400	19,994
	SMC Corp.	1,000	525,367
	SMK Corp.	1,799	27,914
	SMS Co. Ltd.	23,800	329,332
	Socionext, Inc.	36,000	1,052,482
	Soda Nikka Co. Ltd.	8,400	59,556
	Sodick Co. Ltd.	16,900	78,252
	SoftBank Corp.	166,900	2,013,095
	SoftBank Group Corp.	51,744	2,544,801
	Softcreate Holdings Corp.	6,400	75,099
	Software Service, Inc.	700	59,918
	Sohgo Security Services Co. Ltd.	106,000	589,544
	Sojitz Corp.	45,340	1,167,362
	Soken Chemical & Engineering Co. Ltd.	3,000	55,881
	Solasto Corp.	17,500	55,181
	Soliton Systems KK	3,100	25,264
	Sompo Holdings, Inc.	74,600	1,476,343
	Sony Group Corp.	104,000	8,595,739
#	Sony Group Corp., Sponsored ADR	9,300	767,901
	Sotetsu Holdings, Inc.	18,100	288,526
#	Space Co. Ltd.	2,550	16,453
	Sparx Group Co. Ltd.	9,680	111,408
	SPK Corp.	3,600	46,900
	S-Pool, Inc.	21,900	42,191
	Square Enix Holdings Co. Ltd.	8,800	318,095
	SRA Holdings	3,800	95,064
*	SRE Holdings Corp.	2,900	70,590
	SRS Holdings Co. Ltd.	2,100	15,139
	ST Corp.	4,100	39,899
	Stanley Electric Co. Ltd.	39,100	691,952
	Star Mica Holdings Co. Ltd.	13,900	56,245
	Star Micronics Co. Ltd.	13,000	154,357
	Startia Holdings, Inc.	2,700	24,883
	Starts Corp., Inc.	16,600	374,479

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Starzen Co. Ltd.	6,800	$117,671
	St-Care Holding Corp.	8,200	46,127
	Stella Chemifa Corp.	4,300	104,775
	Step Co. Ltd.	2,900	36,578
	STI Foods Holdings, Inc.	1,100	29,396
	Strike Co. Ltd.	3,200	89,470
	Studio Alice Co. Ltd.	4,500	58,416
	Subaru Corp.	159,816	3,568,529
	Subaru Enterprise Co. Ltd.	3,000	52,467
	Sugi Holdings Co. Ltd.	29,400	431,365
	Sugimoto & Co. Ltd.	4,500	66,622
	SUMCO Corp.	92,000	1,372,024
	Sumida Corp.	11,200	88,464
#	Sumiseki Holdings, Inc.	15,700	131,429
	Sumitomo Bakelite Co. Ltd.	27,800	791,825
	Sumitomo Chemical Co. Ltd.	326,700	697,982
	Sumitomo Corp.	80,600	2,119,550
	Sumitomo Densetsu Co. Ltd.	7,100	159,477
	Sumitomo Electric Industries Ltd.	113,400	1,752,746
	Sumitomo Forestry Co. Ltd.	47,300	1,457,298
	Sumitomo Heavy Industries Ltd.	34,600	964,188
	Sumitomo Metal Mining Co. Ltd.	36,400	1,216,074
	Sumitomo Mitsui Construction Co. Ltd.	52,188	134,406
	Sumitomo Mitsui Financial Group, Inc.	70,100	3,981,945
	Sumitomo Mitsui Trust Holdings, Inc.	45,200	950,322
	Sumitomo Osaka Cement Co. Ltd.	12,700	315,317
*	Sumitomo Pharma Co. Ltd.	67,200	169,593
	Sumitomo Realty & Development Co. Ltd.	35,500	1,228,438
	Sumitomo Riko Co. Ltd.	14,500	120,722
	Sumitomo Rubber Industries Ltd.	56,028	680,061
	Sumitomo Seika Chemicals Co. Ltd.	3,085	98,244
	Sumitomo Warehouse Co. Ltd.	24,700	409,033
	Sun Frontier Fudousan Co. Ltd.	18,200	226,361
#*	Sun*, Inc.	2,200	12,883
	Suncall Corp.	11,400	34,095
	Sundrug Co. Ltd.	20,300	589,455
	Suntory Beverage & Food Ltd.	22,500	732,043
	Sun-Wa Technos Corp.	4,300	61,600
#	SUNWELS Co. Ltd.	2,100	29,285
#	Suruga Bank Ltd.	60,900	371,423
#	Suzuden Corp.	2,500	33,848
	Suzuken Co. Ltd.	16,870	498,234
	Suzuki Co. Ltd.	6,500	58,675
	Suzuki Motor Corp.	184,000	2,142,823
	SWCC Corp.	14,200	374,412
	Sysmex Corp.	61,500	983,408
	System Research Co. Ltd.	3,200	31,815
	System Support, Inc.	2,300	27,242
	Systems Engineering Consultants Co. Ltd.	700	20,833
	Systena Corp.	103,500	172,456
	Syuppin Co. Ltd.	8,000	58,577
	T Hasegawa Co. Ltd.	9,500	185,500
	T RAD Co. Ltd.	2,700	65,942
	T&D Holdings, Inc.	60,300	983,935
	T&S, Inc.	1,100	11,465
	Tachibana Eletech Co. Ltd.	6,280	119,805
	Tachikawa Corp.	4,700	42,713
	Tachi-S Co. Ltd.	12,300	156,037
	Tadano Ltd.	36,700	294,498

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taihei Dengyo Kaisha Ltd.	6,300	$177,321
	Taiheiyo Cement Corp.	31,509	720,689
	Taiho Kogyo Co. Ltd.	7,500	42,223
	Taikisha Ltd.	5,600	165,170
	Taiko Bank Ltd.	3,600	33,289
	Taisei Corp.	18,100	662,648
	Taisei Lamick Co. Ltd.	2,700	48,863
#	Taisei Oncho Co. Ltd.	1,100	30,241
	Taiyo Holdings Co. Ltd.	10,600	216,010
	Taiyo Yuden Co. Ltd.	22,200	519,981
	Takamatsu Construction Group Co. Ltd.	4,400	74,090
	Takamiya Co. Ltd.	13,500	45,604
	Takaoka Toko Co. Ltd.	4,200	58,756
	Takara & Co. Ltd.	2,400	39,632
	Takara Bio, Inc.	18,300	118,311
	Takara Holdings, Inc.	45,400	298,251
	Takara Standard Co. Ltd.	15,300	186,647
	Takasago International Corp.	5,100	113,174
	Takasago Thermal Engineering Co. Ltd.	8,200	274,898
	Takashima & Co. Ltd.	6,800	51,137
	Takashimaya Co. Ltd.	46,400	657,734
	Take & Give Needs Co. Ltd.	5,000	32,588
	TAKEBISHI Corp.	3,200	41,810
	Takeda Pharmaceutical Co. Ltd.	135,753	3,567,869
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	48,396
	Takeuchi Manufacturing Co. Ltd.	13,000	493,132
	Taki Chemical Co. Ltd.	1,600	39,787
	Takuma Co. Ltd.	19,100	239,013
#	Tama Home Co. Ltd.	8,900	246,270
	Tamron Co. Ltd.	5,500	255,754
	Tamura Corp.	28,300	116,346
	Tanabe Engineering Corp.	1,500	12,697
#	TASUKI Holdings, Inc.	9,124	35,868
#*	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	73,543
	Tayca Corp.	6,000	56,754
#	Tazmo Co. Ltd.	2,700	63,794
	TBS Holdings, Inc.	10,300	268,436
	TDC Soft, Inc.	8,400	61,572
	TDK Corp.	48,500	2,163,633
	TechMatrix Corp.	14,000	148,372
	Techno Horizon Co. Ltd.	3,000	9,948
	Techno Medica Co. Ltd.	2,700	29,818
	Techno Quartz, Inc.	500	16,898
	Techno Ryowa Ltd.	1,900	23,057
	Techno Smart Corp.	800	9,250
	TechnoPro Holdings, Inc.	32,600	555,289
	Tecnos Japan, Inc.	5,700	21,297
#	Teijin Ltd.	67,163	655,220
	Teikoku Electric Manufacturing Co. Ltd.	4,300	67,828
	Teikoku Sen-I Co. Ltd.	4,500	67,549
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	37,770
	Tekken Corp.	5,200	94,881
	Tenma Corp.	6,100	87,190
#	Tera Probe, Inc.	1,200	39,931
#	Terasaki Electric Co. Ltd.	1,100	13,275
	Terumo Corp.	32,600	553,030
#	TESEC Corp.	400	5,291
	Tess Holdings Co. Ltd.	14,200	38,888
	T-Gaia Corp.	4,000	53,893

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	THK Co. Ltd.	31,800	$693,848
	TIS, Inc.	39,300	839,313
	TKC Corp.	5,400	124,270
*	TKP Corp.	4,100	36,326
	Toa Corp.	34,300	239,526
	TOA ROAD Corp.	11,500	94,669
	Toagosei Co. Ltd.	65,200	655,870
	Toba, Inc.	400	9,159
	Tobishima Corp.	6,890	59,821
	Tobu Railway Co. Ltd.	14,900	295,623
	TOC Co. Ltd.	15,500	77,219
	Tocalo Co. Ltd.	30,000	345,693
	Tochigi Bank Ltd.	50,000	112,488
	Toda Corp.	66,300	433,039
	Toei Animation Co. Ltd.	7,500	124,128
	Toei Co. Ltd.	5,000	118,689
#	Toell Co. Ltd.	2,100	10,079
	Toenec Corp.	3,700	126,674
	Toho Bank Ltd.	68,100	146,219
	Toho Co. Ltd.	7,200	209,496
	Toho Gas Co. Ltd.	12,300	315,870
#	Toho Holdings Co. Ltd.	20,200	483,937
#	Toho Titanium Co. Ltd.	11,900	102,635
*	Toho Zinc Co. Ltd.	7,400	48,839
	Tohoku Bank Ltd.	4,300	32,226
	Tohoku Electric Power Co., Inc.	69,500	536,544
#	Tohokushinsha Film Corp.	4,700	36,963
	Tokai Carbon Co. Ltd.	77,300	512,838
	Tokai Corp.	7,500	99,792
	TOKAI Holdings Corp.	38,791	238,590
	Tokai Rika Co. Ltd.	20,918	284,828
	Tokai Tokyo Financial Holdings, Inc.	73,600	269,709
#	Token Corp.	2,200	150,957
	Tokio Marine Holdings, Inc.	147,300	4,655,621
	Tokushu Tokai Paper Co. Ltd.	3,700	87,781
	Tokuyama Corp.	24,877	513,315
	Tokyo Century Corp.	56,800	565,349
*	Tokyo Electric Power Co. Holdings, Inc.	131,500	817,967
	Tokyo Electron Device Ltd.	9,000	323,151
	Tokyo Electron Ltd.	30,000	6,580,372
	Tokyo Energy & Systems, Inc.	8,800	75,189
	Tokyo Gas Co. Ltd.	29,700	666,089
	Tokyo Individualized Educational Institute, Inc.	9,400	24,553
	Tokyo Keiki, Inc.	4,900	80,027
	Tokyo Kiraboshi Financial Group, Inc.	10,800	320,584
	Tokyo Ohka Kogyo Co. Ltd.	13,600	360,648
	Tokyo Rope Manufacturing Co. Ltd.	1,300	11,876
#	Tokyo Sangyo Co. Ltd.	7,700	32,371
	Tokyo Seimitsu Co. Ltd.	13,500	878,482
	Tokyo Steel Manufacturing Co. Ltd.	16,900	179,272
	Tokyo Tatemono Co. Ltd.	61,200	1,018,366
#	Tokyo Tekko Co. Ltd.	4,000	116,751
#	Tokyotokeiba Co. Ltd.	6,100	168,143
	Tokyu Construction Co. Ltd.	30,600	164,669
	Tokyu Corp.	40,300	477,054
	Tokyu Fudosan Holdings Corp.	190,000	1,391,988
	Toli Corp.	17,400	43,857
	Tomato Bank Ltd.	3,000	22,986
	Tomen Devices Corp.	1,300	55,178

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tomoe Corp.	9,200	$41,695
	Tomoe Engineering Co. Ltd.	3,200	87,701
	Tomoku Co. Ltd.	4,500	73,751
	TOMONY Holdings, Inc.	55,654	147,110
	Tomy Co. Ltd.	38,521	615,918
	Tonami Holdings Co. Ltd.	2,400	73,114
	Topcon Corp.	33,800	396,990
	TOPPAN Holdings, Inc.	34,520	818,950
	Topre Corp.	14,500	234,054
	Topy Industries Ltd.	6,000	101,763
	Toray Industries, Inc.	182,100	832,328
	Torex Semiconductor Ltd.	1,400	15,643
	Toridoll Holdings Corp.	11,000	264,335
	Torigoe Co. Ltd.	6,600	29,099
	Torii Pharmaceutical Co. Ltd.	5,200	129,785
	Torikizoku Holdings Co. Ltd.	2,900	73,842
	Torishima Pump Manufacturing Co. Ltd.	8,500	153,461
	Tosei Corp.	11,100	173,292
	Toshiba TEC Corp.	12,400	249,413
	Tosho Co. Ltd.	5,000	21,575
	Tosoh Corp.	62,400	860,254
	Totech Corp.	3,900	77,129
	Totetsu Kogyo Co. Ltd.	6,700	133,847
	TOTO Ltd.	16,899	457,363
	Tottori Bank Ltd.	4,100	35,845
	Toukei Computer Co. Ltd.	1,000	24,885
	Tow Co. Ltd.	5,300	12,373
	Towa Bank Ltd.	14,000	59,945
	Towa Corp.	3,500	201,567
	Towa Pharmaceutical Co. Ltd.	10,260	184,683
	Toyo Construction Co. Ltd.	45,200	366,232
	Toyo Corp.	9,100	87,705
	Toyo Engineering Corp.	12,100	72,176
#	Toyo Gosei Co. Ltd.	1,700	87,222
	Toyo Kanetsu KK	3,400	94,336
	Toyo Machinery & Metal Co. Ltd.	6,400	30,147
	Toyo Securities Co. Ltd.	24,900	60,911
	Toyo Seikan Group Holdings Ltd.	32,100	496,181
	Toyo Suisan Kaisha Ltd.	5,700	356,445
	Toyo Tanso Co. Ltd.	4,900	241,695
	Toyo Tire Corp.	46,100	872,171
	Toyobo Co. Ltd.	49,400	350,558
	Toyoda Gosei Co. Ltd.	20,600	398,830
	Toyota Boshoku Corp.	31,100	459,917
	Toyota Industries Corp.	8,100	769,717
	Toyota Motor Corp.	1,138,615	25,970,186
	Toyota Tsusho Corp.	35,700	2,269,802
	TPR Co. Ltd.	9,000	133,004
	Traders Holdings Co. Ltd.	4,960	23,428
	Trancom Co. Ltd.	2,300	83,633
#	Transaction Co. Ltd.	4,900	55,525
	Transcosmos, Inc.	7,900	170,776
	TRE Holdings Corp.	17,352	139,658
	Treasure Factory Co. Ltd.	3,000	31,195
	Trend Micro, Inc.	17,500	862,368
	Trusco Nakayama Corp.	12,400	205,125
	TS Tech Co. Ltd.	26,614	327,702
	TSI Holdings Co. Ltd.	22,500	125,567
	Tsubaki Nakashima Co. Ltd.	18,800	100,918

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsubakimoto Chain Co.	10,500	$361,494
	Tsubakimoto Kogyo Co. Ltd.	5,100	70,702
#	Tsuburaya Fields Holdings, Inc.	14,000	159,733
	Tsugami Corp.	15,200	131,235
	Tsukishima Holdings Co. Ltd.	11,200	104,544
	Tsukuba Bank Ltd.	37,600	72,660
	Tsumura & Co.	21,100	508,440
	Tsuruha Holdings, Inc.	10,700	675,426
	Tsurumi Manufacturing Co. Ltd.	4,400	99,426
#	Tsutsumi Jewelry Co. Ltd.	2,700	38,288
	Tsuzuki Denki Co. Ltd.	1,500	21,321
	TV Asahi Holdings Corp.	9,500	124,594
	Tv Tokyo Holdings Corp.	3,500	65,619
	TWOSTONE&Sons	3,000	29,759
	TYK Corp.	5,300	15,786
	UACJ Corp.	13,733	419,552
	UBE Corp.	37,400	683,735
	Ubicom Holdings, Inc.	2,200	16,163
	Uchida Yoko Co. Ltd.	2,500	110,801
	Ukai Co. Ltd.	500	12,431
	ULS Group, Inc.	700	17,526
#	Ultrafabrics Holdings Co. Ltd.	1,600	12,244
	Ulvac, Inc.	11,200	669,712
	U-Next Holdings Co. Ltd.	6,200	173,256
	Unicharm Corp.	14,100	418,955
	Union Tool Co.	2,700	78,217
	Unipres Corp.	21,623	159,975
	United Arrows Ltd.	8,000	92,195
#	United Super Markets Holdings, Inc.	22,700	129,560
	UNITED, Inc.	8,400	44,280
#*	Unitika Ltd.	25,100	32,988
	Universal Entertainment Corp.	8,600	90,031
	Urbanet Corp. Co. Ltd.	8,600	23,211
	User Local, Inc.	2,500	33,037
	Ushio, Inc.	38,400	505,108
	USS Co. Ltd.	69,000	527,111
	UT Group Co. Ltd.	10,000	209,699
	V Technology Co. Ltd.	3,500	56,230
	Valor Holdings Co. Ltd.	14,006	214,580
	Valqua Ltd.	5,600	156,530
	Value HR Co. Ltd.	6,600	56,366
	ValueCommerce Co. Ltd.	7,700	52,704
	Vector, Inc.	10,300	86,380
	Vertex Corp.	11,820	131,464
#*	Vision, Inc.	14,800	108,250
*	Visional, Inc.	7,100	323,960
	Vital KSK Holdings, Inc.	14,678	114,548
	VT Holdings Co. Ltd.	32,000	105,912
	Wacoal Holdings Corp.	15,100	330,488
	Wacom Co. Ltd.	34,200	131,346
	Wakachiku Construction Co. Ltd.	5,600	123,011
	Wakita & Co. Ltd.	15,800	156,777
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	86,745
	Waseda Academy Co. Ltd.	2,700	25,831
	Watahan & Co. Ltd.	7,600	75,609
	WATAMI Co. Ltd.	4,700	27,574
	WDB Holdings Co. Ltd.	2,700	38,661
	Weathernews, Inc.	1,500	44,048
	Welcia Holdings Co. Ltd.	24,600	361,689

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wellneo Sugar Co. Ltd.	2,800	$39,054
#	Wellnet Corp.	7,500	26,136
	West Holdings Corp.	9,350	156,012
	West Japan Railway Co.	35,200	668,147
#	Will Group, Inc.	6,900	47,090
*	WingArc1st, Inc.	5,500	93,150
	With U.S. Corp.	1,000	8,808
#	Workman Co. Ltd.	3,700	90,900
	World Co. Ltd.	3,600	47,482
	World Holdings Co. Ltd.	2,400	35,953
#*	W-Scope Corp.	8,000	25,925
	Xebio Holdings Co. Ltd.	13,900	89,080
	Yahagi Construction Co. Ltd.	10,400	97,721
	Yakult Honsha Co. Ltd.	12,300	240,585
	YAKUODO Holdings Co. Ltd.	4,100	74,482
	YAMABIKO Corp.	14,000	185,269
	YAMADA Consulting Group Co. Ltd.	4,000	47,805
	Yamada Holdings Co. Ltd.	154,928	443,495
	Yamae Group Holdings Co. Ltd.	2,800	46,028
	Yamagata Bank Ltd.	9,700	72,241
	Yamaguchi Financial Group, Inc.	65,800	664,686
#	Yamaha Corp.	20,300	427,785
	Yamaha Motor Co. Ltd.	216,000	2,014,679
	Yamaichi Electronics Co. Ltd.	10,400	179,362
	Yamami Co.	1,200	27,509
	YA-MAN Ltd.	3,500	21,102
	Yamanashi Chuo Bank Ltd.	11,800	134,213
	Yamashin-Filter Corp.	11,900	32,317
	Yamatane Corp.	3,800	64,223
	Yamato Corp.	7,100	45,462
	Yamato Holdings Co. Ltd.	27,400	361,863
	Yamato Kogyo Co. Ltd.	10,700	574,902
	Yamau Holdings Co. Ltd.	1,100	13,224
#	Yamaura Corp.	2,400	20,999
#	Yamaya Corp.	1,800	35,002
	Yamazaki Baking Co. Ltd.	11,700	283,180
	Yamazen Corp.	14,200	124,711
	Yaoko Co. Ltd.	6,800	367,624
	Yashima Denki Co. Ltd.	5,500	53,829
	Yaskawa Electric Corp.	20,900	861,135
	Yasuda Logistics Corp.	6,700	58,903
	Yellow Hat Ltd.	14,400	187,186
	Yodogawa Steel Works Ltd.	8,700	273,058
	Yokogawa Bridge Holdings Corp.	11,600	210,394
	Yokogawa Electric Corp.	26,700	589,958
	Yokohama Rubber Co. Ltd.	48,300	1,264,214
	Yokorei Co. Ltd.	18,200	120,022
	Yokowo Co. Ltd.	8,200	87,069
	Yomeishu Seizo Co. Ltd.	1,700	24,953
	Yondenko Corp.	3,400	81,131
	Yondoshi Holdings, Inc.	900	10,834
	Yonex Co. Ltd.	16,800	133,970
#	Yorozu Corp.	5,700	34,627
	Yoshinoya Holdings Co. Ltd.	13,900	254,563
	Yossix Holdings Co. Ltd.	600	10,671
	Yotai Refractories Co. Ltd.	6,300	57,905
	Yuasa Trading Co. Ltd.	7,100	259,454
	Yukiguni Maitake Co. Ltd.	8,900	55,852
	Yurtec Corp.	15,000	138,979

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yushiro Chemical Industry Co. Ltd.	3,700	$46,149
	Zaoh Co. Ltd.	1,500	23,970
	Zenitaka Corp.	1,000	25,710
	Zenkoku Hosho Co. Ltd.	15,900	558,280
	Zenrin Co. Ltd.	12,400	70,074
	Zensho Holdings Co. Ltd.	14,577	564,993
	Zeon Corp.	37,000	368,747
	ZERIA Pharmaceutical Co. Ltd.	7,500	99,465
	ZIGExN Co. Ltd.	24,600	82,441
#	Zojirushi Corp.	7,600	74,134
	ZOZO, Inc.	23,100	497,539
	Zuiko Corp.	4,400	28,149

TOTAL JAPAN			601,050,136

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	165,926	90,955
	Agility Public Warehousing Co. KSC	341,311	349,835
	Al Ahli Bank of Kuwait KSCP	41,465	32,279
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	79,761	54,847
	Al-Eid Food KSC	32,408	18,921
	Ali Alghanim Sons Automotive Co. KSCC	42,370	151,449
*	Alimtiaz Investment Group KSC	325,506	50,045
*	Arabi Group Holding KSC	7,360	11,936
	Arzan Financial Group for Financing & Investment KPSC	232,225	153,662
*	Asiya Capital Investments Co. KSCP	238,493	33,651
	Boubyan Bank KSCP	45,715	87,337
	Boubyan Petrochemicals Co. KSCP	56,270	125,572
	Boursa Kuwait Securities Co. KPSC	24,033	155,907
	Burgan Bank SAK	86,758	50,935
	Combined Group Contracting Co. SAK	34,732	49,456
	Commercial Facilities Co. SAKP	132,736	75,345
	Commercial Real Estate Co. KSC	310,911	135,135
	Gulf Bank KSCP	446,815	373,916
	Gulf Cables & Electrical Industries Group Co. KSCP	38,540	156,885
	Heavy Engineering & Ship Building Co. KSCP, Class B	33,371	91,897
	Humansoft Holding Co. KSC	36,828	346,300
*	IFA Hotels & Resorts-KPSC	18,082	62,052
	Integrated Holding Co. KCSC	62,758	102,799
	Jazeera Airways Co. KSCP	26,931	101,767
	Kuwait Cement Co. KSC	128,229	80,273
	Kuwait Finance House KSCP	543,987	1,270,420
	Kuwait Financial Centre SAK	64,299	26,070
	Kuwait International Bank KSCP	279,165	145,785
	Kuwait Portland Cement Co. KSC	3,939	10,668
	Kuwait Real Estate Co. KSC	140,583	100,775
	Kuwait Telecommunications Co.	83,026	147,847
	Mabanee Co. KPSC	95,592	244,329
	Mezzan Holding Co. KSCC	38,605	92,662
	Mobile Telecommunications Co. KSCP	183,641	290,681
	National Bank of Kuwait SAKP	356,903	1,001,366
*	National Consumer Holding Co. SAK	82,452	29,686
	National Industries Group Holding SAK	164,294	114,574
	National Investments Co. KSCP	167,787	138,235
	Salhia Real Estate Co. KSCP	95,785	135,771
	Securities House KSC	120,632	20,699
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	83,222	44,810
	Warba Bank KSCP	419,166	256,965

TOTAL KUWAIT			7,014,499

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	$57,100
	Able Global Bhd.	36,500	13,276
	Aeon Co. M Bhd.	145,400	33,778
#	AEON Credit Service M Bhd.	62,698	93,287
#	AFFIN Bank Bhd.	200,902	107,233
	Ajinomoto Malaysia Bhd.	2,600	10,577
	Alliance Bank Malaysia Bhd.	289,100	231,214
	Allianz Malaysia Bhd.	23,200	102,279
	AME Elite Consortium Bhd.	96,100	35,628
	AMMB Holdings Bhd.	492,500	432,918
	Ancom Nylex Bhd.	241,491	52,066
	Apex Healthcare Bhd.	19,950	13,771
#	Astro Malaysia Holdings Bhd.	293,100	18,715
	Aurelius Technologies Bhd.	47,300	27,290
#	Axiata Group Bhd.	690,090	408,623
#	Bank Islam Malaysia Bhd.	199,900	107,044
	Batu Kawan Bhd.	10,900	45,593
*	Berjaya Assets Bhd.	176,800	12,194
#*	Berjaya Corp. Bhd.	1,255,782	76,191
#	Berjaya Food Bhd.	160,893	22,916
*	Berjaya Land Bhd.	466,800	34,103
#*	Bermaz Auto Bhd.	272,800	131,935
#	British American Tobacco Malaysia Bhd.	38,700	67,731
*	Bumi Armada Bhd.	871,200	106,970
	Bursa Malaysia Bhd.	196,350	306,509
	Cahya Mata Sarawak Bhd.	221,400	50,923
	Carlsberg Brewery Malaysia Bhd., Class B	40,300	157,711
	CELCOMDIGI Bhd.	171,600	148,952
	CIMB Group Holdings Bhd.	499,541	690,380
*	Coastal Contracts Bhd.	61,100	19,141
#	D&O Green Technologies Bhd.	135,400	93,856
#	Datasonic Group Bhd.	241,900	23,251
	Dayang Enterprise Holdings Bhd.	178,200	97,142
	Dialog Group Bhd.	217,400	109,515
	DRB-Hicom Bhd.	266,700	78,086
	Duopharma Biotech Bhd.	165,489	40,893
	Dutch Lady Milk Industries Bhd.	4,500	30,995
*	Eastern & Oriental Bhd.	253,900	54,089
	Eco World Development Group Bhd.	383,600	117,077
*	Ekovest Bhd.	528,900	49,064
	Farm Fresh Bhd.	190,700	58,703
	FGV Holdings Bhd.	129,200	37,287
#	Formosa Prosonic Industries Bhd.	55,700	33,551
	Fraser & Neave Holdings Bhd.	26,500	175,373
	Frontken Corp. Bhd.	322,150	265,076
	Gamuda Bhd.	381,107	423,613
	Gas Malaysia Bhd.	64,000	48,511
	Genting Bhd.	239,700	226,560
#	Genting Malaysia Bhd.	558,400	308,027
	Genting Plantations Bhd.	46,500	58,950
	Globetronics Technology Bhd.	104,266	27,435
*	Greatech Technology Bhd.	48,900	46,003
	Guan Chong Bhd.	91,800	52,658
	HAP Seng Consolidated Bhd.	92,700	86,018
	Hap Seng Plantations Holdings Bhd.	48,500	18,795
*	Hartalega Holdings Bhd.	203,500	119,182
	Heineken Malaysia Bhd.	36,100	175,783
#*	Hengyuan Refining Co. Bhd.	64,400	41,039
#	Hextar Global Bhd.	342,000	65,162

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hiap Teck Venture Bhd.	410,500	$34,346
	Hibiscus Petroleum Bhd.	182,000	103,074
	Hong Leong Bank Bhd.	22,580	91,188
	Hong Leong Financial Group Bhd.	27,778	97,259
	Hong Leong Industries Bhd.	19,300	43,184
	IHH Healthcare Bhd.	159,400	211,332
	IJM Corp. Bhd.	447,600	226,156
	Inari Amertron Bhd.	288,925	186,283
#	IOI Corp. Bhd.	200,200	170,412
#	IOI Properties Group Bhd.	379,625	171,432
*	Iskandar Waterfront City Bhd.	137,900	21,539
#*	JAKS Resources Bhd.	570,179	16,095
	Jaya Tiasa Holdings Bhd.	210,000	54,891
	Keck Seng Malaysia Bhd.	10,800	13,065
	Kelington Group Bhd.	67,500	38,649
	Kenanga Investment Bank Bhd.	38,300	8,723
	Kerjaya Prospek Group Bhd.	105,989	39,981
#	Kim Loong Resources Bhd.	56,200	26,141
	Kossan Rubber Industries Bhd.	371,400	171,140
	KPJ Healthcare Bhd.	463,600	195,791
	Kretam Holdings Bhd.	69,600	8,757
*	KSL Holdings Bhd.	33,900	12,178
	Kuala Lumpur Kepong Bhd.	59,062	285,287
	Lagenda Properties Bhd.	38,700	11,979
#	Leong Hup International Bhd.	180,500	21,924
#*Ω	Lotte Chemical Titan Holding Bhd.	167,763	38,652
	LPI Capital Bhd.	55,740	140,114
#	Magni-Tech Industries Bhd.	146,900	67,982
#	Magnum Bhd.	228,815	55,065
#	Mah Sing Group Bhd.	448,175	117,077
	Malakoff Corp. Bhd.	364,600	51,077
	Malayan Banking Bhd.	226,797	462,136
#	Malayan Flour Mills Bhd.	308,600	42,629
	Malaysia Airports Holdings Bhd.	215,899	451,856
#	Malaysia Building Society Bhd.	768,932	126,933
	Malaysia Smelting Corp. Bhd.	35,400	21,344
	Malaysian Pacific Industries Bhd.	19,200	121,365
	Malaysian Resources Corp. Bhd.	666,920	93,277
	Matrix Concepts Holdings Bhd.	306,799	117,516
	Maxis Bhd.	240,400	184,648
	MBM Resources Bhd.	57,700	59,503
	Mega First Corp. Bhd.	161,400	157,853
	Mi Technovation Bhd.	73,500	28,741
	MISC Bhd.	77,800	129,636
#	MKH Bhd.	100,700	28,255
#	MKH Oil Palm East Kalimantan Sdn Bhd.	14,385	1,854
	MNRB Holdings Bhd.	182,774	66,919
Ω	MR DIY Group M Bhd.	504,300	164,837
*	Muhibbah Engineering M Bhd.	185,600	36,688
	My EG Services Bhd.	1,444,947	282,440
	Nationgate Holdings Bhd.	96,100	34,793
	Nestle Malaysia Bhd.	6,700	178,365
*	Nylex Malaysia Bhd.	2,335	117
#	Oriental Holdings Bhd.	106,800	152,647
#	OSK Holdings Bhd.	410,750	125,462
	Padini Holdings Bhd.	116,700	87,392
	Panasonic Manufacturing Malaysia Bhd.	2,400	9,551
	Pantech Group Holdings Bhd.	131,400	29,410
	Paramount Corp. Bhd.	146,300	33,707

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Pentamaster Corp. Bhd.	67,900	$60,537
	Perak Transit Bhd.	100,650	15,583
	Petron Malaysia Refining & Marketing Bhd.	39,200	40,485
#	Petronas Chemicals Group Bhd.	190,700	270,616
	Petronas Dagangan Bhd.	31,600	143,551
	Petronas Gas Bhd.	33,700	127,003
#	PIE Industrial Bhd.	20,300	24,289
	Power Root Bhd.	23,500	8,518
	PPB Group Bhd.	69,820	230,013
	Press Metal Aluminium Holdings Bhd.	291,100	327,221
	Public Bank Bhd.	1,242,700	1,071,838
	QL Resources Bhd	197,825	265,664
#	Ranhill Utilities Bhd.	167,269	39,101
	RCE Capital Bhd.	88,600	51,378
	RGB International Bhd.	365,300	30,925
	RHB Bank Bhd.	323,043	371,855
	Sam Engineering & Equipment M Bhd.	50,500	51,851
*	Sapura Energy Bhd.	2,931,800	27,918
	Sarawak Oil Palms Bhd.	100,150	63,901
	Scientex Bhd.	303,600	266,986
	SFP Tech Holdings Bhd.	182,000	29,077
	Sime Darby Bhd.	518,970	303,827
#	Sime Darby Plantation Bhd.	290,436	271,226
#	Sime Darby Property Bhd.	637,170	130,279
	SKP Resources Bhd.	262,649	56,001
*	Solarvest Holdings Bhd.	65,800	21,203
	SP Setia Bhd. Group	440,579	134,158
	Sports Toto Bhd.	323,524	95,487
#	Sunway Bhd.	424,354	312,276
	Sunway Construction Group Bhd.	88,890	56,377
	Supermax Corp. Bhd.	307,665	54,733
#	Syarikat Takaful Malaysia Keluarga Bhd.	99,111	76,773
#	Ta Ann Holdings Bhd.	86,480	76,620
	Taliworks Corp. Bhd.	122,766	20,693
	Telekom Malaysia Bhd.	124,912	161,885
#	Tenaga Nasional Bhd.	111,700	279,701
	Thong Guan Industries Bhd.	59,400	25,615
	TIME dotCom Bhd.	180,100	194,662
*	Top Glove Corp. Bhd.	938,400	172,829
*	Tropicana Corp. Bhd.	206,616	64,810
	TSH Resources Bhd.	142,000	33,866
	Uchi Technologies Bhd.	83,700	69,497
#	UEM Sunrise Bhd.	400,200	89,197
	Unisem M Bhd.	96,000	73,172
#	United Plantations Bhd.	34,000	179,621
	UOA Development Bhd.	156,120	61,803
*	Uzma Bhd.	64,300	16,215
	Velesto Energy Bhd.	1,107,073	62,384
	ViTrox Corp. Bhd.	86,000	134,337
	VS Industry Bhd.	356,600	67,903
*	Wasco Bhd.	48,500	14,706
#	WCT Holdings Bhd.	364,227	39,971
	Wellcall Holdings Bhd.	81,800	26,695
	Westports Holdings Bhd.	104,800	85,846
*	Widad Group Bhd.	500,000	6,797
	Yinson Holdings Bhd.	407,599	209,126
*	YNH Property Bhd.	37	4
	YTL Corp. Bhd.	485,150	313,672
#	YTL Power International Bhd.	249,587	239,266

TOTAL MALAYSIA			20,289,932

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (0.7%)
	Alfa SAB de CV, Class A	1,784,541	$1,306,314
#	Alpek SAB de CV	30,189	22,363
*	Alsea SAB de CV	216,552	906,369
	America Movil SAB de CV, ADR	19,011	362,350
	America Movil SAB de CV, Class B	1,317,636	1,255,276
	Arca Continental SAB de CV	24,027	233,752
*	Axtel SAB de CV	499,613	30,915
Ω	Banco del Bajio SA	239,731	886,112
#	Becle SAB de CV	19,837	40,309
#	Bolsa Mexicana de Valores SAB de CV	105,547	197,776
*	Cemex SAB de CV	2,131,083	1,685,634
*	Cemex SAB de CV, Sponsored ADR	3,029	23,959
	Cia Minera Autlan SAB de CV, Class B	3,414	1,993
	Coca-Cola Femsa SAB de CV	55,022	544,704
	Consorcio ARA SAB de CV	312,104	60,487
*	Controladora AXTEL SAB de CV	1,784,541	30,731
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	33,956
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	174,138	142,618
#	Corp. Inmobiliaria Vesta SAB de CV	148,107	524,534
	El Puerto de Liverpool SAB de CV, Class C1	36,858	294,701
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV	69,537	817,846
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	31,415
	GCC SAB de CV	43,340	488,129
	Genomma Lab Internacional SAB de CV, Class B	249,135	241,707
	Gentera SAB de CV	355,647	570,505
	Gruma SAB de CV, Class B	42,278	829,259
	Grupo Aeroportuario del Centro Norte SAB de CV	76,285	842,794
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,375	250,016
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	25,644	468,488
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,764	607,698
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	384,572
#	Grupo Bimbo SAB de CV, Class A	119,676	500,340
	Grupo Carso SAB de CV	75,026	586,868
	Grupo Comercial Chedraui SA de CV	120,773	889,296
	Grupo Elektra SAB de CV	2,796	180,353
	Grupo Financiero Banorte SAB de CV, Class O	176,919	1,754,857
*	Grupo Financiero Inbursa SAB de CV, Class O	326,008	898,433
	Grupo Herdez SAB de CV	44,611	125,859
	Grupo Hotelero Santa Fe SAB de CV	60,872	12,579
	Grupo Industrial Saltillo SAB de CV	7,630	9,946
	Grupo Mexico SAB de CV, Class B	466,661	2,883,746
#	Grupo Rotoplas SAB de CV	43,386	72,611
*	Grupo Simec SAB de CV, Class B	33,392	354,762
	Grupo Televisa SAB, Sponsored ADR	37,996	110,948
	Grupo Televisa SAB	421,281	247,642
*Ω	Grupo Traxion SAB de CV	50,303	84,451
*	Hoteles City Express SAB de CV	142,020	37,555
*	Industrias CH SAB de CV, Class B	73,798	797,096
#*	Industrias Penoles SAB de CV	45,293	647,955
	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	668,595
	La Comer SAB de CV	254,370	544,206
	Megacable Holdings SAB de CV	259,550	757,556
*	Minera Frisco SAB de CV, Class A1	307,440	62,096
*Ω	Nemak SAB de CV	755,406	130,967

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#*	Ollamani SAB	30,563	$62,461
	Operadora De Sites Mexicanos SAB de CV, Class A	220,079	248,461
	Orbia Advance Corp. SAB de CV	321,311	525,929
*	Organizacion Cultiba SAB de CV	15,310	9,339
	Organizacion Soriana SAB de CV, Class B	50,685	100,448
	Promotora y Operadora de Infraestructura SAB de CV	65,533	656,411
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,273	51,796
	Qualitas Controladora SAB de CV	17,536	229,299
	Regional SAB de CV	78,478	705,767
#*	Sitios Latinoamerica SAB de CV	233,407	72,485
*	Vista Energy SAB de CV, ADR	4,344	187,444
	Vitro SAB de CV, Class A	28,118	14,444
	Wal-Mart de Mexico SAB de CV	211,283	787,497

TOTAL MEXICO			30,127,780

NETHERLANDS — (2.3%)
	Aalberts NV	40,115	1,907,299
Ω	ABN AMRO Bank NV, GDR	70,200	1,124,503
	Acomo NV	7,925	147,535
*Ω	Adyen NV	1,062	1,272,276
	Aegon Ltd.	552,231	3,437,350
	Akzo Nobel NV	24,489	1,615,810
#*Ω	Alfen NV	3,054	131,621
	Allfunds Group PLC	87,407	549,306
	AMG Critical Materials NV	8,793	206,374
	Aperam SA	19,098	555,305
	Arcadis NV	30,386	1,876,608
#	ArcelorMittal SA	70,403	1,759,394
	ASM International NV	7,859	4,943,617
	ASML Holding NV	25,480	22,223,439
	ASR Nederland NV	49,610	2,482,459
#*	Avantium NV	7,436	20,328
Ω	B&S Group SARL	10,988	59,181
#*Ω	Basic-Fit NV	17,243	377,451
	BE Semiconductor Industries NV	7,694	1,020,794
	Brunel International NV	6,759	73,084
	Coca-Cola Europacific Partners PLC	33,278	2,386,663
	Corbion NV	16,974	368,647
Ω	CTP NV	23,025	390,589
	Flow Traders Ltd.	12,372	254,625
	ForFarmers NV	13,915	35,843
	Fugro NV	48,393	1,173,784
	Heineken NV	15,108	1,470,305
	IMCD NV	15,858	2,392,569
	ING Groep NV, Sponsored ADR	6,500	102,700
	ING Groep NV	196,229	3,102,433
*	InPost SA	69,519	1,116,111
	JDE Peet’s NV	17,740	394,175
	Kendrion NV	6,480	90,280
	Koninklijke Ahold Delhaize NV	172,524	5,236,818
	Koninklijke BAM Groep NV	119,049	485,291
	Koninklijke Heijmans NV, CVA	13,606	255,354
	Koninklijke KPN NV	750,206	2,726,347
#*	Koninklijke Philips NV	105,286	2,795,700
	Koninklijke Vopak NV	27,258	1,082,457
	MFE-MediaForEurope NV, Class B	26,649	107,067
	Nedap NV	2,056	136,498
	NN Group NV	66,832	3,083,019
#*	NX Filtration NV	1,991	7,697

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	OCI NV	34,348	$923,844
#*	Pharming Group NV	169,497	157,860
*	Pluxee NV	7,828	241,348
	PostNL NV	92,168	124,007
	Prosus NV	73,461	2,461,427
	Qiagen NV	19,329	810,305
	Randstad NV	31,796	1,594,599
	SBM Offshore NV	58,977	871,303
*	SIF Holding NV	4,817	52,052
Ω	Signify NV	50,907	1,388,308
	Sligro Food Group NV	9,932	150,644
	TKH Group NV	17,546	755,776
#*	TomTom NV	21,166	126,165
	Universal Music Group NV	98,508	2,897,631
	Van Lanschot Kempen NV	9,050	320,587
	Wolters Kluwer NV	49,154	7,358,672

TOTAL NETHERLANDS			95,213,234

NEW ZEALAND — (0.2%)
#*	a2 Milk Co. Ltd.	56,181	221,298
	Air New Zealand Ltd.	594,425	192,545
	Arvida Group Ltd.	187,250	118,877
	Auckland International Airport Ltd.	55,486	256,516
	Channel Infrastructure NZ Ltd.	94,352	86,064
	Chorus Ltd.	206,569	875,261
	Contact Energy Ltd.	91,089	465,046
#	EBOS Group Ltd.	13,503	278,256
	Fisher & Paykel Healthcare Corp. Ltd.	27,180	455,204
#	Fletcher Building Ltd.	208,990	467,723
	Fonterra Co.-operative Group Ltd.	27,388	59,755
	Freightways Group Ltd.	54,080	267,412
	Genesis Energy Ltd.	165,733	227,081
#*	Gentrack Group Ltd.	12,157	58,485
	Hallenstein Glasson Holdings Ltd.	20,188	71,805
	Heartland Group Holdings Ltd.	305,350	190,533
	Infratil Ltd.	42,942	275,720
#	Investore Property Ltd.	59,689	39,675
	KMD Brands Ltd.	197,467	62,776
#	Mainfreight Ltd.	10,223	408,585
#	Manawa Energy Ltd.	16,737	42,865
	Mercury NZ Ltd.	36,614	137,407
	Meridian Energy Ltd.	38,131	134,483
	Napier Port Holdings Ltd.	14,348	19,425
#	NZME Ltd.	54,459	28,447
	NZX Ltd.	120,605	82,900
	Oceania Healthcare Ltd.	238,522	84,331
	PGG Wrightson Ltd.	6,599	7,570
#	Port of Tauranga Ltd.	37,905	109,303
	Rakon Ltd.	28,043	16,492
*	Restaurant Brands New Zealand Ltd.	10,978	21,984
*	Ryman Healthcare Ltd.	115,863	276,558
	Sanford Ltd.	20,591	48,470
	Scales Corp. Ltd.	41,528	83,105
*	Serko Ltd.	3,631	7,936
	Skellerup Holdings Ltd.	53,156	140,590
	SKY Network Television Ltd.	70,907	121,551
	SKYCITY Entertainment Group Ltd.	268,790	281,687
	Spark New Zealand Ltd.	102,741	288,718
	Steel & Tube Holdings Ltd.	32,029	19,155

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Summerset Group Holdings Ltd.	108,978	$711,224
#	Tourism Holdings Ltd.	42,563	72,718
*	TOWER Ltd.	80,898	39,041
#	Turners Automotive Group Ltd.	23,433	60,303
	Vector Ltd.	26,039	57,198
#*	Vista Group International Ltd.	32,932	34,964
	Warehouse Group Ltd.	33,171	27,688

TOTAL NEW ZEALAND			8,034,730

NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,440	53,086
	ABG Sundal Collier Holding ASA	142,350	74,514
*	Adevinta ASA	13,817	140,486
	AF Gruppen ASA	9,872	127,028
#*	Agilyx ASA	12,458	33,349
#*	Akastor ASA	52,076	64,154
	Aker ASA, Class A	870	48,299
	Aker BP ASA	50,973	1,236,255
#*	Aker Carbon Capture ASA	12,247	7,670
	Aker Solutions ASA	55,357	208,656
	AMSC ASA	28,334	78,076
*	ArcticZymes Technologies ASA	2,851	6,626
	Arendals Fossekompani ASA	161	2,571
	Atea ASA	21,535	274,934
	Austevoll Seafood ASA	23,420	187,008
#*Ω	AutoStore Holdings Ltd.	17,990	25,489
Ω	Avance Gas Holding Ltd.	7,242	105,251
*	Axactor ASA	73,469	32,061
	B2 Impact ASA	75,199	58,028
	Bakkafrost P	2,118	128,635
	Belships ASA	37,273	83,984
*	Bluenord ASA	6,882	352,707
	Bonheur ASA	7,630	173,268
	Borr Drilling Ltd.	31,699	168,005
	Borregaard ASA	25,540	437,474
	Bouvet ASA	25,196	138,135
Ω	BW LPG Ltd.	45,810	661,522
	BW Offshore Ltd.	39,154	98,320
*	Cadeler AS	17,211	81,695
	Carasent ASA	3,685	6,178
*	Cloudberry Clean Energy ASA	73,880	60,088
#*Ω	Crayon Group Holding ASA	9,769	71,887
	DNB Bank ASA	53,478	932,076
	DNO ASA	197,747	183,056
Ω	Elkem ASA	79,130	138,265
Ω	Elmera Group ASA	24,615	73,379
	Elopak ASA	26,408	80,391
	Ensurge Micropower ASA	162,338	20,670
*Ω	Entra ASA	8,486	78,096
	Equinor ASA	118,246	3,146,333
Ω	Europris ASA	64,160	403,804
*	FLEX LNG Ltd.	5,961	156,275
	Frontline PLC	25,563	605,720
*	Gaming Innovation Group, Inc.	8,822	26,881
	Gjensidige Forsikring ASA.	3,393	54,401
	Golden Ocean Group Ltd.	40,352	567,067
	Gram Car Carriers ASA	3,787	87,557
	Grieg Seafood ASA	12,391	80,445
	Hafnia Ltd.	65,564	494,336

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Hexagon Composites ASA	41,887	$63,395
#*	Hexagon Purus ASA	8,355	3,960
	Hoegh Autoliners ASA	41,278	433,260
Ω	Kid ASA	12,904	170,031
	Kitron ASA	41,228	106,005
Ω	Klaveness Combination Carriers ASA	6,871	66,674
*	Kongsberg Automotive ASA	183,061	29,420
	Kongsberg Gruppen ASA	2,994	211,356
	Leroy Seafood Group ASA	29,038	127,999
*	LINK Mobility Group Holding ASA	103,674	182,499
	Magnora ASA	12,127	33,254
	Medistim ASA	2,742	44,451
	Mowi ASA	26,951	473,176
	MPC Container Ships ASA	98,333	158,060
Ω	Multiconsult ASA	4,197	53,282
#*	NEL ASA	84,582	39,082
	Norbit ASA	6,823	43,892
*	Nordic Semiconductor ASA	465	5,084
	Norsk Hydro ASA	142,974	878,630
#Ω	Norske Skog ASA	19,271	64,479
*	Northern Ocean Ltd.	20,154	15,475
*	Norwegian Air Shuttle ASA	62,645	81,363
*	NRC Group ASA	18,856	21,336
#*	Nykode Therapeutics ASA	13,121	15,693
	Odfjell Drilling Ltd.	45,977	209,563
	Odfjell SE, Class A	5,065	80,026
	Odfjell Technology Ltd.	10,957	61,095
#*	OKEA ASA	15,569	35,863
Ω	Okeanis Eco Tankers Corp.	7,591	235,350
	Olav Thon Eiendomsselskap ASA	4,209	83,759
	Orkla ASA	16,814	114,376
	Panoro Energy ASA	24,703	63,020
	Pareto Bank ASA	13,851	71,968
	Pexip Holding ASA	22,398	53,090
*	PGS ASA	307,762	236,505
*	PhotoCure ASA	1,570	7,760
	Protector Forsikring ASA	17,525	354,263
	Rana Gruber ASA	7,500	56,020
#*	REC Silicon ASA	37,864	36,579
	Salmar ASA	3,021	190,073
*	Salmon Evolution ASA	66,994	43,666
	Sandnes Sparebank	1,120	9,950
*	SATS ASA	25,700	40,351
*Ω	Scatec ASA	33,452	244,137
	Schibsted ASA, Class A	7,591	217,007
	Schibsted ASA, Class B	10,504	293,447
	Selvaag Bolig ASA	14,564	46,221
#*Ω	Shelf Drilling Ltd.	56,609	94,587
*	Solstad Offshore ASA	9,867	38,378
	SpareBank 1 Helgeland	832	9,557
	Sparebank 1 Oestlandet	11,518	138,793
	SpareBank 1 Sorost-Norge	7,872	48,334
	SpareBank 1 SR-Bank ASA	23,246	281,475
	Sparebanken More	7,775	59,305
	Stolt-Nielsen Ltd.	13,146	559,794
	Storebrand ASA	100,850	968,119
	Subsea 7 SA	42,958	691,098
	Telenor ASA	26,843	308,607
#	TGS ASA	36,635	413,259

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	TOMRA Systems ASA	12,480	$152,888
	Var Energi ASA	53,628	174,104
	Veidekke ASA	38,542	402,986
*	Volue ASA	2,696	7,023
	Wallenius Wilhelmsen ASA	26,383	265,744
	Wilh Wilhelmsen Holding ASA, Class A	5,538	193,205
	Yara International ASA	13,427	382,739
*	Zaptec ASA	3,296	3,947

TOTAL NORWAY			23,654,078

PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	20,211
	Cia de Minas Buenaventura SAA, ADR	1,300	22,490
	Credicorp Ltd.	1,720	284,849
	Intercorp Financial Services, Inc.	1,299	27,695

TOTAL PERU			355,245

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	27,732
	Aboitiz Equity Ventures, Inc.	183,520	133,666
	Aboitiz Power Corp.	102,500	65,720
	ACEN Corp.	1,532,221	109,944
	Alliance Global Group, Inc.	886,200	154,531
	Apex Mining Co., Inc.	1,093,000	61,944
*	Atlas Consolidated Mining & Development Corp.	10,800	840
	Ayala Corp.	14,825	157,584
	Ayala Land, Inc.	215,400	106,778
*	AyalaLand Logistics Holdings Corp.	457,000	15,130
	Bank of the Philippine Islands.	255,928	564,785
	BDO Unibank, Inc.	365,079	935,707
	Belle Corp.	1,052,000	36,898
*	Bloomberry Resorts Corp.	1,324,600	238,369
*	Cebu Air, Inc.	49,900	24,690
	Century Pacific Food, Inc.	312,700	205,165
	China Banking Corp.	339,992	230,169
*	Converge Information & Communications Technology Solutions, Inc.	675,500	109,691
	Cosco Capital, Inc.	666,000	53,689
	D&L Industries, Inc.	665,000	71,977
*	DITO CME Holdings Corp.	784,000	29,994
	DMCI Holdings, Inc.	832,400	159,377
	DoubleDragon Corp.	260,700	35,577
	East West Banking Corp.	277,950	44,862
	Emperador, Inc.	147,900	48,755
	Filinvest Development Corp.	18,400	1,794
	Filinvest Land, Inc.	3,204,000	40,507
	First Gen Corp.	36,400	12,090
	First Philippine Holdings Corp.	75,500	85,240
	Ginebra San Miguel, Inc.	18,440	52,429
	Global-Estate Resorts, Inc.	897,000	12,243
	Globe Telecom, Inc.	6,194	190,197
	GT Capital Holdings, Inc.	22,608	249,869
*	Integrated Micro-Electronics, Inc.	251,445	7,339
	International Container Terminal Services, Inc.	49,870	285,227
	JG Summit Holdings, Inc.	265,666	155,115
	Jollibee Foods Corp.	65,850	267,750
	Keepers Holdings, Inc.	341,000	8,556
	LT Group, Inc.	624,500	109,773
	Manila Electric Co.	20,300	129,676

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Manila Water Co., Inc.	335,200	$143,987
	Megaworld Corp.	1,932,600	61,178
	Metropolitan Bank & Trust Co.	302,036	365,462
Ω	Monde Nissin Corp.	141,900	26,167
	Nickel Asia Corp.	1,306,480	90,965
	Petron Corp.	1,056,700	54,824
	Philcomsat Holdings Corp.	23,889	44,236
	Philex Mining Corp.	510,400	26,756
*	Philippine National Bank	152,272	57,242
*	Phoenix Petroleum Philippines, Inc.	107,200	7,486
#	PLDT, Inc., Sponsored ADR	839	19,926
	PLDT, Inc.	8,860	206,335
	Puregold Price Club, Inc.	328,200	134,429
	Rizal Commercial Banking Corp.	104,115	40,939
	Robinsons Land Corp.	526,138	141,815
	Robinsons Retail Holdings, Inc.	94,480	58,729
	San Miguel Corp.	104,660	190,052
	San Miguel Food & Beverage, Inc.	87,080	69,189
	Security Bank Corp.	122,570	151,384
	Semirara Mining & Power Corp.	273,080	155,654
	Shakey’s Pizza Asia Ventures, Inc.	84,300	14,188
*	Shell Pilipinas Corp.	124,530	23,156
	SM Investments Corp.	5,215	85,623
	SM Prime Holdings, Inc.	203,700	98,429
	SSI Group, Inc.	143,000	10,711
	Synergy Grid & Development Phils, Inc.	247,500	42,340
	Union Bank of the Philippines	125,048	83,228
	Universal Robina Corp.	177,120	316,249
	Vista Land & Lifescapes, Inc.	1,583,900	41,109
	Vistamalls, Inc.	88,000	3,524
	Wilcon Depot, Inc.	403,200	116,449

TOTAL PHILIPPINES			8,113,140

POLAND — (0.4%)
*	11 bit studios SA	234	32,122
	AB SA	986	21,319
*	Action SA	6,019	28,859
*	Agora SA	11,362	29,018
*	Alior Bank SA	47,872	1,219,552
*Ω	Allegro.eu SA	9,054	75,475
*	Amica SA	3,005	52,524
*	AmRest Holdings SE	25,574	165,709
	Arctic Paper SA	9,228	46,572
	ASBISc Enterprises PLC	14,979	90,351
	Asseco Poland SA	19,376	380,796
	Auto Partner SA	17,966	119,389
	Bank Handlowy w Warszawie SA	9,730	268,104
*	Bank Millennium SA	89,830	204,532
#*	Bank Ochrony Srodowiska SA	20,762	81,130
	Bank Polska Kasa Opieki SA	19,650	813,516
#	Benefit Systems SA	810	549,453
	BNPP Bank Polska SA	738	18,376
	Boryszew SA	29,053	44,281
	Budimex SA	4,179	706,932
*	CCC SA	3,769	87,365
	CD Projekt SA	1,963	57,108
	Celon Pharma SA	3,548	13,259
#*	CI Games SA	23,337	8,461
#	Cognor Holding SA	48,866	100,117

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	ComArch SA	1,229	$73,395
	Creepy Jar SA	71	10,159
	Cyber Folks SA	2,370	65,090
#*	Cyfrowy Polsat SA	54,823	135,107
	Develia SA	98,398	160,910
*Ω	Dino Polska SA	4,039	386,946
	Dom Development SA	2,718	118,075
#	Echo Investment SA	10,592	12,233
*	Enea SA	98,359	205,198
	Eurocash SA	34,593	116,299
*	Fabryki Mebli Forte SA	3,906	22,162
	Globe Trade Centre SA	30,781	40,338
*	Grenevia SA	90,474	54,118
#*	Grupa Azoty SA	16,685	90,121
	Grupa Kety SA	3,284	680,493
	ING Bank Slaski SA	3,500	273,837
	Inter Cars SA	2,155	282,632
*	Jastrzebska Spolka Weglowa SA	17,979	135,353
	KGHM Polska Miedz SA	18,041	620,243
	KRUK SA	2,315	263,148
	LPP SA	115	443,117
	Lubelski Wegiel Bogdanka SA	4,699	33,139
*	mBank SA	1,257	211,099
	Mirbud SA	18,519	44,948
	Mo-BRUK SA	725	57,980
*	Mostostal Zabrze SA	10,100	11,167
	Neuca SA	441	99,055
	Orange Polska SA	102,086	197,336
	ORLEN SA	94,623	1,542,770
	PCC Rokita SA	524	13,124
#*	Pepco Group NV	11,334	53,437
*	PGE Polska Grupa Energetyczna SA	195,834	291,889
*	PKP Cargo SA	15,067	44,643
	PlayWay SA	336	24,999
*	Polimex-Mostostal SA	38,961	33,514
	Powszechna Kasa Oszczednosci Bank Polski SA	32,031	475,568
	Powszechny Zaklad Ubezpieczen SA	50,081	630,314
	Santander Bank Polska SA	838	114,834
*	Selvita SA	1,553	26,647
	Stalexport Autostrady SA	30,531	21,961
	Synektik SA	1,882	59,973
*	Tauron Polska Energia SA	416,659	299,044
	TEN Square Games SA	314	6,659
	Text SA	4,582	101,457
*	Torpol SA	4,879	37,822
	Unimot SA	1,479	47,692
	Votum SA	3,062	33,812
	VRG SA	37,269	30,272
	Warsaw Stock Exchange	2,489	27,566
	Wawel SA	12	1,872
	Wirtualna Polska Holding SA	3,566	105,576
Ω	XTB SA	15,844	247,610
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	23,736
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	11,612

TOTAL POLAND			14,366,421

PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	162,888
*	Banco Comercial Portugues SA, Class R	5,000,210	1,745,822

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Corticeira Amorim SGPS SA	5,582	$56,992
	CTT-Correios de Portugal SA	28,765	135,126
	EDP - Energias de Portugal SA	183,034	687,323
	EDP Renovaveis SA	46,768	640,262
	Galp Energia SGPS SA	162,211	3,484,481
*	Greenvolt-Energias Renovaveis SA	9,960	88,153
	Ibersol SGPS SA	5,904	44,197
	Jeronimo Martins SGPS SA	35,737	735,172
	Mota-Engil SGPS SA	40,241	174,155
	Navigator Co. SA	73,601	325,081
	NOS SGPS SA	72,479	250,343
	REN - Redes Energeticas Nacionais SGPS SA	100,326	242,238
	Semapa-Sociedade de Investimento e Gestao	4,392	74,488
	Sonae SGPS SA	354,537	354,986

TOTAL PORTUGAL			9,201,707

QATAR — (0.2%)
*	Aamal Co.	818,207	175,445
	Al Khaleej Takaful Group QSC	72,860	51,440
	Al Meera Consumer Goods Co. QSC	30,557	110,166
	Baladna	248,028	91,895
	Barwa Real Estate Co.	782,137	602,710
	Commercial Bank PSQC	197,552	225,176
	Doha Bank QPSC	832,804	341,893
	Doha Insurance Co. QSC	92,281	60,512
*	Estithmar Holding QPSC	275,410	154,948
	Gulf International Services QSC	347,844	263,868
	Gulf Warehousing Co.	120,519	109,421
	Industries Qatar QSC	23,363	78,382
*	Lesha Bank LLC	349,489	127,331
	Mannai Corp. QSC	76,812	81,178
	Masraf Al Rayan QSC	788,631	543,461
	Mazaya Real Estate Development QPSC	281,270	50,142
	Medicare Group	60,265	67,099
	Mesaieed Petrochemical Holding Co.	468,686	247,047
	Ooredoo QPSC	254,617	698,592
	Qatar Aluminum Manufacturing Co.	769,285	298,129
	Qatar Electricity & Water Co. QSC	67,198	281,901
	Qatar Fuel QSC	56,639	224,611
	Qatar Gas Transport Co. Ltd.	716,054	784,939
	Qatar Industrial Manufacturing Co. QSC	72,555	52,372
	Qatar Insurance Co. SAQ	329,469	204,737
	Qatar International Islamic Bank QSC	133,173	367,643
	Qatar Islamic Bank SAQ	28,092	141,076
	Qatar Islamic Insurance Group	22,820	52,984
	Qatar National Bank QPSC	448,707	1,708,356
	Qatar National Cement Co. QSC	138,869	136,105
	Qatar Navigation QSC	306,858	890,170
	Salam International Investment Ltd. QSC	497,060	86,071
	United Development Co. QSC	723,133	218,147
	Vodafone Qatar QSC	732,352	356,189
*	Widam Food Co.	6,411	3,961

TOTAL QATAR			9,888,097

RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	161,061	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	MMC Norilsk Nickel PJSC, ADR	24,954	$0
*††	Novatek PJSC, GDR	272	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC, GDR	21,074	181,230
*††	Polyus PJSC, GDR	2,588	0
*††	Rostelecom PJSC, Sponsored ADR	13,665	0
*††	RusHydro PJSC, ADR	194,709	0
*††	Sberbank of Russia PJSC, Sponsored ADR	65,441	0
*††	Severstal PAO, GDR	20,792	0
*††	VTB Bank PJSC, GDR	330,257	0

TOTAL RUSSIA			181,230

SAUDI ARABIA — (1.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	11,150	7,771
	Abdullah Al Othaim Markets Co.	105,560	349,990
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	8,710
	Advanced Petrochemical Co.	20,456	233,222
	Al Babtain Power & Telecommunication Co.	14,290	157,036
*	Al Gassim Investment Holding Co.	1,726	8,434
	Al Hammadi Holding	11,852	175,265
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,154	28,495
	Al Jouf Agricultural Development Co.	1,033	14,153
*	Al Jouf Cement Co.	29,528	90,326
*	Al Khaleej Training & Education Co.	12,560	110,146
	Al Moammar Information Systems Co.	2,731	114,405
	Al Rajhi Bank	109,472	2,328,388
*	Al Yamamah Steel Industries Co.	5,821	64,554
*	AlAbdullatif Industrial Investment Co.	16,986	78,926
	Alandalus Property Co.	7,628	56,454
	Alaseel Co.	34,510	47,743
	Aldrees Petroleum & Transport Services Co.	10,265	458,219
*	Al-Etihad Cooperative Insurance Co.	6,971	49,068
	Alinma Bank	182,002	1,614,453
*	AlJazira Takaful Ta’awuni Co.	12,836	63,258
	Almarai Co. JSC	24,478	370,300
*	Alujain Corp.	7,147	85,522
	Arab National Bank	56,365	463,284
	Arabian Cement Co.	20,253	165,285
	Arriyadh Development Co.	14,533	90,498
	Astra Industrial Group	19,390	897,652
	Baazeem Trading Co.	749	13,948
	Bank AlBilad	131,347	1,248,502
*	Bank Al-Jazira	142,947	616,245
	Banque Saudi Fransi	41,339	403,382
	Basic Chemical Industries Ltd.	3,936	36,316
	Bawan Co.	13,739	173,256
	Bupa Arabia for Cooperative Insurance Co.	12,408	798,757
*	Buruj Cooperative Insurance Co.	4,569	27,362
*	Chubb Arabia Cooperative Insurance Co.	2,880	25,334
	City Cement Co.	27,332	151,127
	Co. for Cooperative Insurance	14,167	562,254
	Dallah Healthcare Co.	5,864	255,957
*	Dar Al Arkan Real Estate Development Co.	272,987	966,483
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	229,541
	Eastern Province Cement Co.	17,399	154,867
	Electrical Industries Co.	221,800	279,165
*	Emaar Economic City	140,611	290,574
	Etihad Etisalat Co.	121,849	1,686,653
*	Fawaz Abdulaziz Al Hokair & Co., Class C	9,280	28,410

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Fitaihi Holding Group	53,140	$57,421
	Gulf Insurance Group	5,785	57,990
	Hail Cement Co.	19,115	58,304
	Herfy Food Services Co.	8,064	68,505
	Jarir Marketing Co.	94,840	341,854
*	Jazan Development & Investment Co.	15,465	68,007
	L’Azurde Co. for Jewelry	8,596	35,409
	Leejam Sports Co. JSC	6,450	360,042
*	Liva Insurance Co.	3,174	17,307
	Maharah Human Resources Co.	45,240	75,940
*	Malath Cooperative Insurance Co.	3,784	19,865
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,640	91,198
*	Methanol Chemicals Co.	14,860	66,897
*	Middle East Healthcare Co.	3,403	82,333
	Middle East Paper Co.	16,242	183,693
*	Middle East Specialized Cables Co.	5,082	44,973
	Mobile Telecommunications Co. Saudi Arabia	190,232	612,348
	Mouwasat Medical Services Co.	11,492	410,984
	Najran Cement Co.	45,836	121,493
*	Nama Chemicals Co.	4,594	38,660
*	National Agriculture Development Co.	52,908	493,552
	National Co. for Glass Industries	7,092	82,239
	National Co. for Learning & Education	1,295	52,030
	National Gas & Industrialization Co.	7,898	178,639
*	National Gypsum	1,778	13,204
*	National Industrialization Co., Class C	116,236	432,519
	National Medical Care Co.	6,637	325,201
	Northern Region Cement Co.	48,534	126,609
	Qassim Cement Co.	12,442	195,871
*	Rabigh Refining & Petrochemical Co.	118,076	236,722
	Riyad Bank	115,000	847,944
	SABIC Agri-Nutrients Co.	11,848	365,101
	Sahara International Petrochemical Co.	107,375	981,383
*	Saudi Arabian Cooperative Insurance Co.	4,670	24,595
*	Saudi Arabian Mining Co.	86,535	1,166,515
Ω	Saudi Arabian Oil Co.	179,323	1,436,863
	Saudi Automotive Services Co.	10,217	226,878
	Saudi Awwal Bank	77,212	837,897
	Saudi Basic Industries Corp.	38,584	869,310
	Saudi Cement Co.	23,641	289,435
	Saudi Ceramic Co.	11,576	108,812
	Saudi Chemical Co. Holding	238,650	511,222
	Saudi Electricity Co.	37,749	187,022
*	Saudi Ground Services Co.	3,512	51,068
	Saudi Industrial Investment Group	69,447	428,744
	Saudi Investment Bank	92,062	413,535
*	Saudi Kayan Petrochemical Co.	195,136	486,995
	Saudi Marketing Co.	6,069	42,153
	Saudi National Bank	208,455	2,086,730
	Saudi Paper Manufacturing Co.	1,721	34,718
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	68,530
*	Saudi Printing & Packaging Co., Class C	11,187	45,580
*	Saudi Public Transport Co.	13,524	72,838
*	Saudi Real Estate Co.	27,748	166,682
*	Saudi Reinsurance Co.	16,594	121,235
*	Saudi Research & Media Group	9,079	580,366
	Saudi Telecom Co.	83,455	837,411
	Saudia Dairy & Foodstuff Co.	4,192	408,387
	Savola Group	69,033	927,640

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Seera Group Holding	71,283	$518,861
*	Sinad Holding Co.	35,189	124,696
	Southern Province Cement Co.	18,767	199,621
	Sustained Infrastructure Holding Co.	14,458	146,017
*	Tabuk Cement Co.	25,254	87,574
*	Taiba Investments Co.	12,904	145,599
*	Takween Advanced Industries Co.	10,887	40,817
*	Umm Al-Qura Cement Co.	12,979	57,801
	United Electronics Co.	11,582	305,630
	United International Transportation Co.	14,529	323,353
*	Walaa Cooperative Insurance Co.	11,939	97,404
	Yamama Cement Co.	34,971	323,383
	Yanbu Cement Co.	25,936	202,132
	Yanbu National Petrochemical Co.	52,357	541,085
*	Zamil Industrial Investment Co.	13,779	74,934

TOTAL SAUDI ARABIA			38,843,995

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	74,800	128,016
*	Avarga Ltd.	120,400	17,219
	Aztech Global Ltd.	83,500	56,117
*	Banyan Tree Holdings Ltd.	83,400	24,034
*††	Best World International Ltd.	34,600	62,006
	Boustead Singapore Ltd.	151,400	105,777
	BRC Asia Ltd.	18,700	28,454
	Bukit Sembawang Estates Ltd.	36,100	88,538
	Capitaland India Trust	234,998	171,729
	CapitaLand Investment Ltd.	245,800	475,341
	Centurion Corp. Ltd.	89,000	32,184
	China Aviation Oil Singapore Corp. Ltd.	87,000	59,100
	China Sunsine Chemical Holdings Ltd.	122,400	37,114
#	City Developments Ltd.	141,000	631,953
	Civmec Ltd.	80,600	45,971
	ComfortDelGro Corp. Ltd.	454,200	494,041
*	COSCO Shipping International Singapore Co. Ltd.	341,500	34,433
	CSE Global Ltd.	143,300	44,349
	DBS Group Holdings Ltd.	154,414	3,930,979
	Delfi Ltd.	102,000	67,807
	DFI Retail Group Holdings Ltd.	89,600	173,973
	Dyna-Mac Holdings Ltd.	102,100	29,266
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	513,230	0
	Far East Orchard Ltd.	66,719	49,307
	First Resources Ltd.	199,600	205,631
	Food Empire Holdings Ltd.	81,000	75,844
	Fraser & Neave Ltd.	72,400	54,633
	Frasers Property Ltd.	112,900	66,018
	Frencken Group Ltd.	123,300	130,206
	Fu Yu Corp. Ltd.	241,400	22,422
*	Gallant Venture Ltd.	211,200	19,748
	Genting Singapore Ltd.	414,200	276,425
	Geo Energy Resources Ltd.	295,000	65,775
	Golden Agri-Resources Ltd.	2,347,900	472,246
	Great Eastern Holdings Ltd.	11,500	153,703
	GuocoLand Ltd.	90,400	99,216
	Haw Par Corp. Ltd.	37,800	271,495
	Ho Bee Land Ltd.	90,300	127,499
	Hong Fok Corp. Ltd.	181,500	111,555
	Hong Leong Asia Ltd.	87,200	39,904

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hong Leong Finance Ltd.	78,900	$144,930
	Hongkong Land Holdings Ltd.	253,400	809,658
	Hour Glass Ltd.	68,900	80,616
	HRnetgroup Ltd.	32,200	16,857
	Hutchison Port Holdings Trust	1,859,600	237,798
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	30,100	161,971
	Indofood Agri Resources Ltd.	169,600	37,232
	ISDN Holdings Ltd.	72,164	16,026
*	Japfa Ltd.	225,800	49,649
	Jardine Cycle & Carriage Ltd.	29,233	564,146
	Keppel Infrastructure Trust	863,573	299,586
	Keppel Ltd.	174,500	872,833
	Mandarin Oriental International Ltd.	12,600	21,184
	Marco Polo Marine Ltd.	1,450,800	74,173
	Metro Holdings Ltd.	175,700	63,553
	Micro-Mechanics Holdings Ltd.	16,300	16,819
#*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	29,662
	Netlink NBN Trust	448,800	280,872
	Olam Group Ltd.	247,645	213,213
	OUE Ltd.	126,500	97,977
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,868,796
*	Oxley Holdings Ltd.	401,837	25,318
	Pacific Century Regional Developments Ltd.	64,700	15,602
	Pan-United Corp. Ltd.	70,025	23,114
	Propnex Ltd.	58,500	37,862
	PSC Corp. Ltd.	81,500	20,857
	Q&M Dental Group Singapore Ltd.	52,200	9,358
	QAF Ltd.	86,800	53,990
	Raffles Medical Group Ltd.	250,510	183,463
	Rex International Holding Ltd.	260,800	24,909
	Riverstone Holdings Ltd.	127,300	72,958
	Samudera Shipping Line Ltd.	18,700	12,415
*	SATS Ltd.	24,229	44,496
	SBS Transit Ltd.	21,100	40,283
#*	Seatrium Ltd.	7,275,138	519,703
	Sembcorp Industries Ltd.	254,796	995,761
	Sheng Siong Group Ltd.	243,300	275,802
	SIA Engineering Co. Ltd.	19,600	32,366
	Silverlake Axis Ltd.	175,100	33,296
	Sinarmas Land Ltd.	396,100	44,724
	Sing Holdings Ltd.	63,900	15,451
	Singapore Airlines Ltd.	298,350	1,423,613
	Singapore Exchange Ltd.	169,000	1,152,838
	Singapore Land Group Ltd.	40,200	52,884
	Singapore Post Ltd.	484,100	159,384
	Singapore Technologies Engineering Ltd.	172,300	506,128
	Singapore Telecommunications Ltd.	143,800	249,865
	Stamford Land Corp. Ltd.	115,570	32,162
	StarHub Ltd.	194,500	166,299
	Straits Trading Co. Ltd.	58,284	62,637
*††	Swiber Holdings Ltd.	58,500	0
#	Tai Sin Electric Ltd.	50,690	14,433
*††	Tech-Pro, Inc.	1,538,000	0
	Thomson Medical Group Ltd.	518,900	19,398
	Tuan Sing Holdings Ltd.	224,748	41,070
	UMS Holdings Ltd.	178,900	175,652
	United Overseas Bank Ltd.	137,016	3,040,493

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UOB-Kay Hian Holdings Ltd.	56,383	$58,199
#	UOL Group Ltd.	107,100	457,290
	Valuetronics Holdings Ltd.	195,980	84,577
	Venture Corp. Ltd.	67,200	712,000
	Vicom Ltd.	51,600	52,866
	Wilmar International Ltd.	291,500	685,192
	Wing Tai Holdings Ltd.	127,300	136,859
	Yangzijiang Shipbuilding Holdings Ltd.	718,000	921,633

TOTAL SINGAPORE			27,624,779

SOUTH AFRICA — (0.9%)
#	Absa Group Ltd.	128,252	988,960
	Adcock Ingram Holdings Ltd.	26,465	77,903
	Advtech Ltd.	210,953	320,836
	AECI Ltd.	44,653	222,367
	African Rainbow Minerals Ltd.	45,151	466,416
	Afrimat Ltd.	39,327	134,040
	Alexander Forbes Group Holdings Ltd.	144,117	48,744
	Altron Ltd., Class A	58,468	35,315
	Anglo American Platinum Ltd.	5,667	197,410
	Aspen Pharmacare Holdings Ltd.	121,106	1,442,725
*	Astral Foods Ltd.	12,674	99,705
#	AVI Ltd.	123,878	570,287
	Barloworld Ltd.	68,102	312,924
	Bid Corp. Ltd.	27,666	632,614
	Bidvest Group Ltd.	91,776	1,196,854
*	Blue Label Telecoms Ltd.	219,486	49,939
*	Brait PLC	301,387	20,849
	Capitec Bank Holdings Ltd.	4,226	523,022
	Cashbuild Ltd.	7,450	61,150
	City Lodge Hotels Ltd.	132,868	29,266
	Clicks Group Ltd.	58,060	903,343
	Coronation Fund Managers Ltd.	82,830	134,084
	Curro Holdings Ltd.	52,980	30,233
	DataTec Ltd.	86,530	167,307
Ω	Dis-Chem Pharmacies Ltd.	164,603	286,529
	Discovery Ltd.	97,738	622,656
	DRDGOLD Ltd., Sponsored ADR	3,246	25,319
	DRDGOLD Ltd.	87,056	69,030
	Exxaro Resources Ltd.	72,384	693,517
	Famous Brands Ltd.	27,176	79,388
	FirstRand Ltd.	565,584	1,952,481
	Foschini Group Ltd.	126,864	669,815
#	Gold Fields Ltd., Sponsored ADR	85,972	1,390,167
	Grindrod Ltd.	248,058	171,055
	Harmony Gold Mining Co. Ltd.	130,915	1,133,229
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	894,031
	Hudaco Industries Ltd.	11,881	105,873
	Impala Platinum Holdings Ltd.	213,181	948,986
	Investec Ltd.	64,684	412,703
	Italtile Ltd.	146,345	73,801
	JSE Ltd.	21,581	98,419
*	KAP Ltd.	775,320	105,784
	Kumba Iron Ore Ltd.	6,765	165,831
	Lewis Group Ltd.	21,979	51,473
	Life Healthcare Group Holdings Ltd.	522,868	298,322
	Merafe Resources Ltd.	516,286	34,300
*	Metair Investments Ltd.	90,241	56,168
	Momentum Metropolitan Holdings	488,390	531,601

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Motus Holdings Ltd.	71,205	$315,334
	Mpact Ltd.	38,245	51,810
	Mr Price Group Ltd.	79,577	737,241
	MTN Group Ltd.	282,306	1,353,038
*	MultiChoice Group	60,333	385,623
	Naspers Ltd., Class N	5,678	1,086,642
	Nedbank Group Ltd.	70,872	861,744
	NEPI Rockcastle NV	82,670	555,653
	Netcare Ltd.	425,219	257,500
	Ninety One Ltd.	88,929	183,924
	Northam Platinum Holdings Ltd.	103,329	684,625
	Oceana Group Ltd.	34,784	140,246
#	Old Mutual Ltd.	1,915,041	1,116,573
	Omnia Holdings Ltd.	62,521	177,486
	OUTsurance Group Ltd.	35,404	76,112
Ω	Pepkor Holdings Ltd.	551,014	519,798
	Pick n Pay Stores Ltd.	130,446	139,591
*	PPC Ltd.	528,407	91,359
	PSG Financial Services Ltd.	253,638	203,414
	Raubex Group Ltd.	66,994	108,027
	Reunert Ltd.	44,713	156,946
	RFG Holdings Ltd.	59,205	42,257
	Sanlam Ltd.	125,132	452,650
	Santam Ltd.	12,051	192,159
	Sappi Ltd.	214,941	577,418
	Sasol Ltd.	84,999	597,144
#	Sasol Ltd., Sponsored ADR	20,702	145,535
	Shoprite Holdings Ltd.	55,280	737,563
	Sibanye Stillwater Ltd.	937,127	1,069,590
#	Sibanye Stillwater Ltd., ADR	14,926	69,408
*	Southern Sun Ltd.	90,298	24,752
*	SPAR Group Ltd.	50,322	259,268
	Spur Corp. Ltd.	22,560	36,391
	Stadio Holdings Ltd.	56,617	14,147
	Standard Bank Group Ltd.	103,988	976,527
	Sun International Ltd.	85,700	167,334
	Super Group Ltd.	149,396	221,170
*	Telkom SA SOC Ltd.	127,417	160,808
	Thungela Resources Ltd.	58,138	406,591
	Tiger Brands Ltd.	34,949	380,162
*	Transaction Capital Ltd.	73,279	10,583
*	Trencor Ltd.	86,382	32,860
	Truworths International Ltd.	152,194	608,418
	Tsogo Sun Ltd.	191,790	114,971
	Vodacom Group Ltd.	54,267	259,687
*	We Buy Cars Pty. Ltd.	23,946	25,433
	Wilson Bayly Holmes-Ovcon Ltd.	19,788	146,216
	Woolworths Holdings Ltd.	224,444	718,722
*	Zeda Ltd.	97,842	61,109

TOTAL SOUTH AFRICA			37,248,330

SOUTH KOREA — (4.0%)
*	3S Korea Co. Ltd.	8,971	16,759
*	Abpro Bio Co. Ltd.	15,343	5,641
*	ADTechnology Co. Ltd.	1,392	39,178
	Advanced Nano Products Co. Ltd.	425	35,518
	Advanced Process Systems Corp.	4,460	111,734
	Aekyung Chemical Co. Ltd.	5,635	50,421
	Aekyung Industrial Co. Ltd.	4,138	61,841

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Agabang&Company	8,356	$30,620
	Ahnlab, Inc.	1,227	56,115
*	Air Busan Co. Ltd.	21,397	41,660
	AJ Networks Co. Ltd.	6,046	20,944
	Ajin Industrial Co. Ltd.	8,820	25,277
*	Alteogen, Inc.	1,161	147,841
*	ALUKO Co. Ltd.	22,513	53,785
*	Amicogen, Inc.	2,692	14,853
*	Amo Greentech Co. Ltd.	4,367	32,664
	Amorepacific Corp.	1,142	139,193
	Amorepacific Group	7,868	189,941
*	Amotech Co. Ltd.	2,998	16,100
*	Anam Electronics Co. Ltd.	20,095	27,124
*	Ananti, Inc.	24,395	111,866
*	Anapass, Inc.	1,167	18,025
*	Anterogen Co. Ltd.	1,096	11,362
*	Aprogen Biologics	14,055	16,167
*	Aprogen, Inc.	14,539	16,501
*	APS, Inc.	3,499	18,160
	Asia Cement Co. Ltd.	6,180	45,132
	ASIA Holdings Co. Ltd.	484	82,835
	Asia Paper Manufacturing Co. Ltd.	12,545	76,913
	Atec Co. Ltd.	1,583	16,624
	Atinum Investment Co. Ltd.	14,759	29,875
	Avaco Co. Ltd.	1,894	24,779
	Baiksan Co. Ltd.	3,840	38,124
	BGF Co. Ltd.	10,500	28,566
	BGF retail Co. Ltd.	2,075	195,622
	BGFecomaterials Co. Ltd.	6,919	19,993
	BH Co. Ltd.	8,752	109,358
*	BHI Co. Ltd.	5,667	35,359
*	Binex Co. Ltd.	3,455	34,747
	Binggrae Co. Ltd.	1,628	83,821
	Bio Plus Co. Ltd.	14,337	66,448
*	Biodyne Co. Ltd.	4,385	28,607
*	Bioneer Corp.	1,247	27,199
	BIT Computer Co. Ltd.	2,284	9,968
*	BNC Korea Co. Ltd.	5,296	24,551
	BNK Financial Group, Inc.	78,969	476,773
	Boditech Med, Inc.	4,479	51,421
	BoKwang Industry Co. Ltd.	3,439	13,390
	Boryung	10,490	84,223
*	Bosung Power Technology Co. Ltd.	7,124	16,825
	Brand X Co. Ltd.	5,891	21,203
*	Bukwang Pharmaceutical Co. Ltd.	6,106	28,006
*	BusinessOn Communication Co. Ltd.	3,597	37,145
	BYC Co. Ltd.	490	13,826
	Byucksan Corp.	18,048	29,261
*	C&C International Corp.	850	51,773
	C&G Hi Tech Co. Ltd.	1,149	15,030
*	Cafe24 Corp.	3,393	36,869
*	CammSys Corp.	26,100	26,485
	Cape Industries Ltd.	3,880	15,807
	Caregen Co. Ltd.	4,894	77,072
*	Celltrion Pharm, Inc.	2,307	159,255
	Celltrion, Inc.	11,770	1,598,146
*	Chabiotech Co. Ltd.	2,751	33,860
	Cheil Worldwide, Inc.	20,217	275,741
	Chemtronics Co. Ltd.	3,146	63,320

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Chemtros Co. Ltd.	2,557	$12,562
	Cheryong Electric Co. Ltd.	3,612	160,357
*	ChinHung International, Inc.	30,422	20,909
	Chinyang Holdings Corp.	4,663	11,045
*	Chips&Media, Inc.	3,674	57,092
*	Choil Aluminum Co. Ltd.	12,350	21,087
	Chong Kun Dang Pharmaceutical Corp.	2,819	211,556
	Chongkundang Holdings Corp.	933	41,464
*††	Chorokbaem Media Co. Ltd.	4,293	3,146
*	Chunbo Co. Ltd.	317	17,621
*	CJ CGV Co. Ltd.	30,055	124,434
	CJ CheilJedang Corp.	3,181	771,033
	CJ Corp.	5,377	493,088
*	CJ ENM Co. Ltd.	4,113	225,020
	CJ Freshway Corp.	1,953	32,245
	CJ Logistics Corp.	3,603	317,841
*	CKD Bio Corp.	644	11,305
	Classys, Inc.	4,375	119,067
	CLIO Cosmetics Co. Ltd.	1,113	28,114
*	CMG Pharmaceutical Co. Ltd.	12,199	18,560
*	CoAsia Corp.	2,042	10,935
*	Com2uS Holdings Corp.	1,562	33,631
	Com2uSCorp.	3,433	98,545
*	ContentreeJoongAng Corp.	2,265	21,857
*	Coreana Cosmetics Co. Ltd.	7,795	17,568
*	Corentec Co. Ltd.	1,215	8,081
	Cosmax, Inc.	2,632	265,546
*	Cosmecca Korea Co. Ltd.	1,659	42,539
*	CosmoAM&T Co. Ltd.	2,219	239,649
*	Cosmochemical Co. Ltd.	2,451	56,039
	Coway Co. Ltd.	14,826	594,025
	COWELL FASHION Co. Ltd.	2,738	6,308
	Cowintech Co. Ltd.	2,519	41,865
	CR Holdings Co. Ltd.	9,178	40,002
*	Creative & Innovative System	2,706	22,213
	Creverse, Inc.	1,783	24,438
*	CrystalGenomics Invites Co. Ltd.	5,410	11,713
	CS Wind Corp.	5,079	190,313
*	CTC BIO, Inc.	2,718	15,939
*	Cube Entertainment, Inc.	929	9,839
	Cuckoo Holdings Co. Ltd.	2,711	38,371
	Cuckoo Homesys Co. Ltd.	3,243	54,124
*	Curexo, Inc.	2,492	21,821
	Cymechs, Inc.	1,110	16,828
	D.I Corp.	3,402	48,302
*	DA Technology Co. Ltd.	42,635	6,262
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	13,286
	Dae Won Kang Up Co. Ltd.	14,591	60,469
*	Daea TI Co. Ltd.	7,559	16,784
*	Daebo Magnetic Co. Ltd.	1,916	34,692
*	Daechang Co. Ltd.	20,114	22,970
	Daechang Forging Co. Ltd.	4,955	23,860
	Daedong Corp.	5,933	51,259
	Daeduck Co. Ltd.	8,124	36,945
	Daeduck Electronics Co. Ltd.	11,917	197,736
	Daehan Flour Mill Co. Ltd.	427	42,356
	Daehan New Pharm Co. Ltd.	3,512	20,279
	Daehan Steel Co. Ltd.	6,129	62,007
*	Dae-Il Corp.	7,233	30,611

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daejoo Electronic Materials Co. Ltd.	743	$49,831
	Daesang Corp.	7,766	122,874
	Daesang Holdings Co. Ltd.	5,349	33,504
	Daesung Energy Co. Ltd.	3,253	20,611
*	Daesung Industrial Co. Ltd.	7,052	19,395
	Daewon Media Co. Ltd.	2,412	17,771
	Daewon Pharmaceutical Co. Ltd.	4,982	53,796
	Daewon San Up Co. Ltd.	5,358	25,438
*	Daewoo Engineering & Construction Co. Ltd.	60,935	167,896
	Daewoong Co. Ltd.	7,404	100,658
	Daewoong Pharmaceutical Co. Ltd.	1,453	117,207
	Daihan Pharmaceutical Co. Ltd.	2,113	43,388
	Daishin Securities Co. Ltd.	13,391	151,715
*	Danal Co. Ltd.	19,693	55,236
	Daol Investment & Securities Co. Ltd.	15,202	34,877
	Daou Data Corp.	5,550	49,833
	Daou Technology, Inc.	9,243	131,471
*	Dasan Networks, Inc.	12,735	34,885
*	Dawonsys Co. Ltd.	2,472	23,975
	DB Financial Investment Co. Ltd.	14,665	45,091
	DB HiTek Co. Ltd.	11,559	341,575
	DB Insurance Co. Ltd.	17,100	1,199,477
*	DB, Inc.	39,902	41,335
*	Dear U Co. Ltd.	2,552	48,633
	Dentium Co. Ltd.	2,333	217,666
	Deutsch Motors, Inc.	7,502	28,229
	Device ENG Co. Ltd.	1,766	21,674
*	Devsisters Co. Ltd.	536	18,478
*	Dexter Studios Co. Ltd.	5,271	26,661
	DGB Financial Group, Inc.	60,025	366,653
	DI Dong Il Corp.	3,551	65,346
	Digital Daesung Co. Ltd.	6,676	34,012
*	DIO Corp.	1,153	17,047
*	DK Tech Co. Ltd.	3,342	20,902
	DL E&C Co. Ltd.	12,018	322,167
	DL Holdings Co. Ltd.	4,437	170,262
*††	DMOA Co. Ltd.	21,844	3,414
	DMS Co. Ltd.	5,594	25,438
	DN Automotive Corp.	822	49,608
	Dohwa Engineering Co. Ltd.	3,950	21,243
	Dong-A Socio Holdings Co. Ltd.	952	75,923
	Dong-A ST Co. Ltd.	1,690	82,277
	Dongbang Transport Logistics Co. Ltd.	18,539	29,385
	Dongjin Semichem Co. Ltd.	11,185	345,804
	Dongkoo Bio & Pharma Co. Ltd.	5,343	25,739
	DongKook Pharmaceutical Co. Ltd.	8,078	95,877
	Dongkuk Holdings Co. Ltd.	8,416	50,974
	Dongkuk Industries Co. Ltd.	8,871	45,962
	Dongkuk Steel Mill Co. Ltd.	14,318	121,558
*	Dongkuk Structures & Construction Co. Ltd.	8,234	17,494
	Dongsuh Cos., Inc.	7,112	97,788
	Dongsung Chemical Co. Ltd.	10,932	36,321
	Dongsung Finetec Co. Ltd.	4,233	39,227
*	Dongwha Enterprise Co. Ltd.	623	25,378
	Dongwha Pharm Co. Ltd.	7,024	44,217
	Dongwon Development Co. Ltd.	20,451	39,818
	Dongwon F&B Co. Ltd.	2,490	69,902
	Dongwon Systems Corp.	1,698	52,259
	Dongwoon Anatech Co. Ltd.	3,845	56,215

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongyang E&P, Inc.	2,542	$37,197
*	Dongyang Steel Pipe Co. Ltd.	12,278	6,240
	Doosan Bobcat, Inc.	16,810	628,272
	Doosan Co. Ltd.	3,050	333,166
*	Doosan Enerbility Co. Ltd.	54,825	661,978
*	Doosan Fuel Cell Co. Ltd.	3,564	50,940
	Doosan Tesna, Inc.	4,201	146,482
	DoubleUGames Co. Ltd.	4,387	138,469
	Douzone Bizon Co. Ltd.	5,276	226,398
*	Dream Security Co. Ltd.	7,102	17,122
	Dreamtech Co. Ltd.	13,977	94,936
	DSC Investment, Inc.	7,039	18,482
*	DSK Co. Ltd.	1,748	8,197
	Duck Yang Industry Co. Ltd.	7,097	25,980
*	Duk San Neolux Co. Ltd.	1,910	52,619
	DY Corp.	6,599	27,505
	DY POWER Corp.	2,787	26,286
	E1 Corp.	816	40,498
	Easy Bio, Inc.	3,339	9,998
	Easy Holdings Co. Ltd.	13,163	31,203
	Echo Marketing, Inc.	5,179	51,210
	Ecoplastic Corp.	11,411	37,788
*	Ecopro BM Co. Ltd.	3,763	639,652
*	Ecopro Co. Ltd.	12,102	914,820
	Ecopro HN Co. Ltd.	3,233	158,820
	Elensys Co. Ltd.	4,116	19,175
	Elentec Co. Ltd.	4,988	28,195
	E-MART, Inc.	6,559	300,807
*	EMKOREA Co. Ltd.	2,739	5,525
*	EMRO, Inc.	2,160	104,091
*	Enchem Co. Ltd.	429	87,760
	ENF Technology Co. Ltd.	3,528	70,742
*	Enzychem Lifesciences Corp.	33,378	47,333
	Eo Technics Co. Ltd.	650	110,349
*††	E-TRON Co. Ltd.	77,989	4,232
*	Eubiologics Co. Ltd.	1,566	15,173
	Eugene Corp.	21,899	56,359
	Eugene Investment & Securities Co. Ltd.	37,902	118,901
	Eugene Technology Co. Ltd.	1,768	67,253
*	EV Advanced Material Co. Ltd.	13,442	24,549
*	E-World	14,366	20,360
*	Exem Co. Ltd.	11,150	20,960
	Exicon Co. Ltd.	1,097	16,445
	F&F Co. Ltd.	4,168	197,308
	FarmStory Co. Ltd.	18,064	20,961
	Fila Holdings Corp.	13,485	396,966
*	Fine M-Tec Co. Ltd.	4,568	28,282
	Fine Semitech Corp.	1,728	40,834
*	Foosung Co. Ltd.	3,139	17,467
	Gabia, Inc.	2,918	37,464
*	GAEASOFT	3,889	21,192
*	GAMSUNG Corp. Co. Ltd.	23,154	53,458
*	Gaon Cable Co. Ltd.	1,845	65,593
	GC Cell Corp.	2,484	68,781
*	GemVax & Kael Co. Ltd.	2,407	20,468
*	Gemvaxlink Co. Ltd.	13,996	30,678
*	GeneOne Life Science, Inc.	13,833	24,527
*	Genexine, Inc.	9,960	53,832
*	Genomictree, Inc.	1,362	21,596

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Geumhwa PSC Co. Ltd.	533	$10,817
	Global Standard Technology Co. Ltd.	2,329	80,783
*	Global Tax Free Co. Ltd.	6,739	22,449
*	GnBS eco Co. Ltd.	2,562	10,788
	GOLFZON Co. Ltd.	1,513	85,132
	Golfzon Newdin Holdings Co. Ltd.	8,068	22,461
	Gradiant Corp.	3,293	38,561
	Grand Korea Leisure Co. Ltd.	12,378	126,812
	Green Chemical Co. Ltd.	2,052	11,053
	Green Cross Corp.	1,359	111,656
	Green Cross Holdings Corp.	10,179	117,746
	Green Cross Wellbeing Corp.	2,681	19,762
*	GS Engineering & Construction Corp.	26,346	312,309
	GS Global Corp.	25,862	45,941
	GS Holdings Corp.	18,375	594,096
	GS Retail Co. Ltd.	16,560	237,390
	Gwangju Shinsegae Co. Ltd.	1,845	41,515
	HAESUNG DS Co. Ltd.	3,675	131,477
	Haesung Industrial Co. Ltd.	5,401	29,045
	Han Kuk Carbon Co. Ltd.	8,431	69,019
	Hana Financial Group, Inc.	78,949	3,329,817
	Hana Materials, Inc.	2,794	107,733
	Hana Micron, Inc.	14,856	287,928
	Hana Pharm Co. Ltd.	4,477	42,962
*	Hana Technology Co. Ltd.	510	21,794
	Hana Tour Service, Inc.	3,782	169,148
*	Hanall Biopharma Co. Ltd.	2,003	51,893
	Hancom, Inc.	2,465	42,250
	Handok, Inc.	3,747	37,427
	Handsome Co. Ltd.	5,467	77,408
	Hanil Cement Co. Ltd.	3,876	36,597
	Hanil Feed Co. Ltd.	5,105	18,467
	Hanil Holdings Co. Ltd.	2,428	22,167
	Hanil Hyundai Cement Co. Ltd.	1,301	14,072
	Hanjin Kal Corp.	3,465	148,712
	Hanjin Transportation Co. Ltd.	3,824	57,412
	Hankook Shell Oil Co. Ltd.	239	46,676
	Hankook Tire & Technology Co. Ltd.	23,518	997,922
	Hanmi Pharm Co. Ltd.	1,449	329,972
	Hanmi Science Co. Ltd.	1,302	31,791
	Hanmi Semiconductor Co. Ltd.	2,598	247,399
	HanmiGlobal Co. Ltd.	2,624	30,739
	Hannong Chemicals, Inc.	1,763	22,838
	Hanon Systems	54,311	217,508
	Hansae Co. Ltd.	5,784	90,041
	Hanshin Machinery Co.	5,629	18,365
	Hansol Chemical Co. Ltd.	2,668	370,063
	Hansol Holdings Co. Ltd.	13,497	27,463
*	Hansol IONES Co. Ltd.	3,514	32,155
	Hansol Paper Co. Ltd.	6,734	52,421
	Hansol Technics Co. Ltd.	10,714	43,180
*	Hansung Cleantech Co. Ltd.	7,968	14,602
	Hanwha Aerospace Co. Ltd.	7,042	1,069,655
	Hanwha Corp.	10,651	209,018
*	Hanwha Engine	3,985	36,569
*	Hanwha Galleria Corp.	40,145	40,386
	Hanwha General Insurance Co. Ltd.	23,935	87,048
*	Hanwha Investment & Securities Co. Ltd.	57,776	140,513
	Hanwha Life Insurance Co. Ltd.	91,951	195,046

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Solutions Corp.	33,982	$618,479
	Hanwha Systems Co. Ltd.	6,537	92,371
*	Hanyang Digitech Co. Ltd.	1,978	40,696
	Hanyang Eng Co. Ltd.	4,895	71,722
	Hanyang Securities Co. Ltd.	4,400	33,662
	Harim Co. Ltd.	15,284	33,721
	Harim Holdings Co. Ltd.	16,285	77,374
	HB SOLUTION Co. Ltd.	5,300	24,120
	HB Technology Co. Ltd.	17,310	43,681
	HD Hyundai Co. Ltd.	13,952	675,458
	HD Hyundai Construction Equipment Co. Ltd.	4,286	168,502
	HD Hyundai Electric Co. Ltd.	4,587	809,214
*	HD Hyundai Energy Solutions Co. Ltd.	1,288	22,014
*	HD Hyundai Heavy Industries Co. Ltd.	815	80,604
	HD Hyundai Infracore Co. Ltd.	49,004	291,538
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,599	528,638
	HDC Holdings Co. Ltd.	10,850	68,724
	HDC Hyundai Development Co-Engineering & Construction, Class E	14,687	186,271
	Hecto Financial Co. Ltd.	915	11,944
	Hecto Innovation Co. Ltd.	2,233	21,378
*	Helixmith Co. Ltd.	9,323	29,630
*	Heung-A Shipping Co. Ltd.	14,992	27,733
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,690	27,423
#	HFR, Inc.	2,731	30,497
	Hite Jinro Co. Ltd.	11,359	172,222
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	22,483
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	11,099
	HK inno N Corp.	4,514	126,094
	HL Holdings Corp.	2,887	70,733
	HL Mando Co. Ltd.	12,067	340,315
*	HLB Biostep Co. Ltd.	7,319	19,586
*	HLB Life Science Co. Ltd.	1,589	19,657
*	HLB Therapeutics Co. Ltd.	4,839	39,214
*	HLB, Inc.	4,201	335,660
	HMM Co. Ltd.	33,978	387,931
	Home Center Holdings Co. Ltd.	32,105	26,454
*	Homecast Co. Ltd.	4,246	8,849
	Hotel Shilla Co. Ltd.	6,892	295,239
	HS Industries Co. Ltd.	16,147	47,787
*	Hugel, Inc.	932	142,491
#*	Humasis Co. Ltd.	17,651	23,536
*	Humax Co. Ltd.	10,407	18,431
	Humedix Co. Ltd.	2,688	65,254
	Huons Co. Ltd.	2,307	57,313
	Huons Global Co. Ltd.	2,411	37,192
	Husteel Co. Ltd.	10,980	36,597
	Huvitz Co. Ltd.	2,773	26,037
	Hwa Shin Co. Ltd.	5,887	46,015
	Hwaseung Enterprise Co. Ltd.	4,866	33,025
	HYBE Co. Ltd.	631	91,531
	Hy-Lok Corp.	2,141	41,894
	Hyosung Advanced Materials Corp., Class C	905	238,694
	Hyosung Corp.	3,020	131,159
	Hyosung Heavy Industries Corp.	1,844	411,496
	Hyosung TNC Corp.	1,009	267,355
	Hyundai Autoever Corp.	1,505	166,099
	Hyundai Bioland Co. Ltd.	2,776	18,235
*	Hyundai BNG Steel Co. Ltd.	4,399	68,777
	Hyundai Corp.	3,245	40,118

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Department Store Co. Ltd.	4,834	$182,849
	Hyundai Elevator Co. Ltd.	6,748	196,723
	Hyundai Engineering & Construction Co. Ltd.	19,376	493,607
	Hyundai Ezwel Co. Ltd.	7,079	29,580
	Hyundai Futurenet Co. Ltd.	15,058	50,667
	Hyundai GF Holdings	13,661	47,706
	Hyundai Glovis Co. Ltd.	5,855	766,479
	Hyundai Green Food	5,169	45,400
	Hyundai Home Shopping Network Corp.	2,773	109,293
*	Hyundai Livart Furniture Co. Ltd.	5,250	28,852
	Hyundai Marine & Fire Insurance Co. Ltd.	21,527	485,951
*	Hyundai Mipo Dockyard Co. Ltd.	4,238	228,204
	Hyundai Mobis Co. Ltd.	4,709	770,389
	Hyundai Motor Co.	21,697	3,902,767
	Hyundai Motor Securities Co. Ltd.	8,272	53,131
	Hyundai Movex Co. Ltd.	9,643	20,432
	Hyundai Pharmaceutical Co. Ltd.	2,593	7,078
	Hyundai Rotem Co. Ltd.	19,617	525,949
	Hyundai Steel Co.	25,432	590,565
	Hyundai Wia Corp.	5,332	221,947
	HyVision System, Inc.	3,825	58,368
	i3system, Inc.	1,777	54,380
*	iA, Inc.	27,516	7,537
*	ICD Co. Ltd.	3,937	24,924
*	Il Dong Pharmaceutical Co. Ltd.	1,020	11,399
	Iljin Diamond Co. Ltd.	1,872	21,160
	Iljin Electric Co. Ltd.	8,141	128,791
	Iljin Holdings Co. Ltd.	11,581	35,836
*	Iljin Hysolus Co. Ltd.	1,089	18,285
	Iljin Power Co. Ltd.	3,680	33,550
	Ilshin Spinning Co. Ltd.	7,661	49,780
	Ilsung Pharmaceuticals Co. Ltd.	2,101	30,144
	Ilyang Pharmaceutical Co. Ltd.	3,819	38,179
	iMarketKorea, Inc.	6,839	41,725
	InBody Co. Ltd.	3,729	79,983
	Incross Co. Ltd.	1,776	11,886
	Industrial Bank of Korea	86,160	866,212
*	Infinitt Healthcare Co. Ltd.	4,117	15,364
	Innocean Worldwide, Inc.	7,233	118,626
	InnoWireless Co. Ltd.	1,320	24,414
	Innox Advanced Materials Co. Ltd.	4,552	105,191
*	Inscobee, Inc.	9,978	8,797
*	Insun ENT Co. Ltd.	6,057	28,524
*	Insung Information Co. Ltd.	10,727	21,679
	Intellian Technologies, Inc.	1,186	54,270
	Intelligent Digital Integrated Security Co. Ltd.	1,720	22,909
*	Interflex Co. Ltd.	4,142	43,458
	Interojo Co. Ltd.	2,267	40,842
	INTOPS Co. Ltd.	5,178	99,338
	Inzi Controls Co. Ltd.	1,735	9,519
	IS Dongseo Co. Ltd.	5,001	96,666
	ISC Co. Ltd.	1,515	79,347
	i-SENS, Inc.	2,545	35,922
*	ISU Chemical Co. Ltd.	2,000	17,484
*	ISU Specialty Chemical	491	120,558
	IsuPetasys Co. Ltd.	10,925	306,468
*	ITCEN Co. Ltd.	4,045	14,917
*	ITEK, Inc.	2,956	16,243
*	Jahwa Electronics Co. Ltd.	1,837	33,467

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JASTECH Ltd.	2,452	$15,505
	JB Financial Group Co. Ltd.	38,423	368,666
	JC Chemical Co. Ltd.	3,231	14,579
	Jeil Pharmaceutical Co. Ltd.	506	6,064
*	Jeisys Medical, Inc.	18,288	126,805
*	Jeju Air Co. Ltd.	11,526	92,985
*	Jeju Semiconductor Corp.	5,017	79,699
*	Jin Air Co. Ltd.	7,338	73,838
	Jinsung T.E.C.	4,387	31,037
*	JNK Heaters Co. Ltd.	4,478	13,592
*	JoyCity Corp.	4,539	8,101
	JS Corp.	1,168	15,881
	Jusung Engineering Co. Ltd.	4,367	108,160
	JVM Co. Ltd.	1,746	37,676
	JW Holdings Corp.	15,506	33,871
	JW Life Science Corp.	3,481	31,302
	JW Pharmaceutical Corp.	4,746	105,415
	JYP Entertainment Corp.	7,665	366,608
	K Car Co. Ltd.	3,630	34,723
	Kakao Corp.	9,934	344,997
*	Kakao Games Corp.	6,727	105,058
	KakaoBank Corp.	5,311	95,257
*	Kakaopay Corp.	1,938	48,840
	Kangwon Land, Inc.	27,039	298,785
	KAON Group Co. Ltd.	7,668	30,848
	KB Financial Group, Inc.	56,598	3,069,699
	KB Financial Group, Inc., ADR	1,286	69,405
	KC Co. Ltd.	3,354	53,019
	KC Tech Co. Ltd.	2,444	64,091
	KCC Corp.	1,174	212,486
	KCC Glass Corp.	3,384	98,001
	KCTC	9,076	26,753
	KEC Corp.	42,024	41,358
*	Kencoa Aerospace Co.	2,104	16,669
	KEPCO Engineering & Construction Co., Inc.	1,021	48,137
	KEPCO Plant Service & Engineering Co. Ltd.	8,644	219,330
*	KEYEAST Co. Ltd.	1,642	6,808
	KG Chemical Corp.	11,263	46,267
	KG Dongbusteel	6,855	34,941
	KG Eco Solution Co. Ltd.	6,980	45,330
*††	KG Mobility Co.	17,306	76,648
	Kginicis Co. Ltd.	6,812	56,725
	KGMobilians Co. Ltd.	4,597	16,619
	KH Vatec Co. Ltd.	6,186	68,670
	Kia Corp.	41,634	3,527,339
*	Kib Plug Energy	105,049	31,537
*	KidariStudio, Inc.	3,994	13,327
	KINX, Inc.	903	59,770
	KISCO Holdings Co. Ltd.	3,626	60,088
	KISWIRE Ltd.	3,251	60,328
	KIWOOM Securities Co. Ltd.	5,364	509,384
*	KMW Co. Ltd.	3,215	35,446
*	KNJ Co. Ltd.	2,770	38,682
*	KNW Co. Ltd.	4,264	23,507
*	KoBioLabs, Inc.	2,072	11,540
	Koentec Co. Ltd.	7,585	38,351
	Koh Young Technology, Inc.	7,420	86,524
	Kolmar BNH Co. Ltd.	3,110	35,595
	Kolmar Holdings Co. Ltd.	6,530	39,733

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar Korea Co. Ltd.	4,542	$163,972
	Kolon Corp.	2,068	24,472
	Kolon Global Corp.	1,687	10,282
	Kolon Industries, Inc.	7,075	203,649
	Kolon Mobility Group Corp.	5,595	13,527
	Kolon Plastic, Inc.	4,673	24,321
	KoMiCo Ltd.	2,082	136,273
	KONA I Co. Ltd.	2,045	25,941
	Korea Aerospace Industries Ltd.	13,495	502,487
	Korea Airport Service Co. Ltd.	463	23,589
	Korea Alcohol Industrial Co. Ltd.	4,299	32,961
	Korea Asset In Trust Co. Ltd.	27,831	61,914
	Korea Cast Iron Pipe Industries Co. Ltd.	3,197	14,794
*	Korea Circuit Co. Ltd.	5,045	57,564
*	Korea District Heating Corp.	321	9,329
*	Korea Electric Power Corp., Sponsored ADR	1,200	9,180
*	Korea Electric Power Corp.	17,476	266,793
	Korea Electric Terminal Co. Ltd.	2,047	94,934
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	23,163
	Korea Export Packaging Industrial Co. Ltd.	8,550	16,723
	Korea Fuel-Tech Corp.	5,317	28,321
*	Korea Gas Corp.	5,196	103,374
*	Korea Information & Communications Co. Ltd.	5,701	36,463
	Korea Information Certificate Authority, Inc.	8,779	30,439
	Korea Investment Holdings Co. Ltd.	11,893	574,831
*	Korea Line Corp.	66,690	86,142
	Korea Movenex Co. Ltd.	8,143	29,897
	Korea Petrochemical Ind Co. Ltd.	1,452	142,362
	Korea Petroleum Industries Co.	2,315	26,095
	Korea Ratings Corp.	531	32,576
	Korea Real Estate Investment & Trust Co. Ltd.	84,256	61,750
	Korea United Pharm, Inc.	2,941	52,212
	Korea Zinc Co. Ltd.	1,024	341,109
	Korean Air Lines Co. Ltd.	53,766	810,800
	Korean Reinsurance Co.	43,728	258,464
*	KOSES Co. Ltd.	2,548	27,286
	KPX Chemical Co. Ltd.	807	26,501
*	Krafton, Inc.	3,666	630,943
	KSS LINE Ltd.	6,720	40,142
*	Kt alpha Co. Ltd.	7,641	28,138
*	KT Corp., Sponsored ADR	2,500	31,600
	KT Corp.	2,588	64,705
	KT Skylife Co. Ltd.	11,182	45,035
	KT&G Corp.	17,864	1,151,081
	KTCS Corp.	8,939	20,594
	Kukdong Oil & Chemicals Co. Ltd.	3,251	9,174
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	925
*	Kum Yang Co. Ltd.	1,290	86,556
*	Kumho HT, Inc.	44,811	19,560
	Kumho Petrochemical Co. Ltd.	7,201	716,229
*	Kumho Tire Co., Inc.	35,531	179,910
*	KUMHOE&C Co. Ltd.	5,409	16,565
	Kumkang Kind Co. Ltd.	6,650	26,118
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	54,917
	Kwang Myung Electric Co. Ltd.	8,120	15,598
*	Kwangmu Co. Ltd.	6,645	15,888
	Kyeryong Construction Industrial Co. Ltd.	3,546	35,216
	Kyobo Securities Co. Ltd.	10,077	36,547
	Kyongbo Pharmaceutical Co. Ltd.	2,038	10,971

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung Dong Navien Co. Ltd.	2,274	$97,779
	Kyungbang Co. Ltd.	2,024	11,154
	Kyungdong Pharm Co. Ltd.	4,514	20,775
	Kyung-In Synthetic Corp.	9,161	22,663
	L&C Bio Co. Ltd.	1,510	22,032
*	L&F Co. Ltd.	800	93,584
*	LabGenomics Co. Ltd.	16,122	31,960
*	Lake Materials Co. Ltd.	14,181	232,126
*	LB Semicon, Inc.	13,039	68,814
	Lee Ku Industrial Co. Ltd.	6,847	32,524
	LEENO Industrial, Inc.	2,474	440,805
	LF Corp.	5,783	64,443
	LG Chem Ltd.	6,842	1,966,036
	LG Corp.	10,721	611,718
*	LG Display Co. Ltd.	79,996	605,494
	LG Electronics, Inc.	40,535	2,699,715
	LG H&H Co. Ltd.	3,130	943,094
	LG HelloVision Co. Ltd.	12,252	29,839
	LG Innotek Co. Ltd.	5,024	798,578
	LG Uplus Corp.	83,752	594,848
	LIG Nex1 Co. Ltd.	3,197	370,118
*	LigaChem Biosciences, Inc.	458	22,417
	LOT Vacuum Co. Ltd.	3,137	44,798
	Lotte Chemical Corp.	4,879	377,036
	Lotte Chilsung Beverage Co. Ltd.	1,425	130,384
	Lotte Corp.	9,627	191,890
*	Lotte Data Communication Co.	1,292	28,255
	Lotte Energy Materials Corp.	4,188	136,228
	LOTTE Fine Chemical Co. Ltd.	7,901	256,449
*	Lotte Non-Life Insurance Co. Ltd.	18,622	46,609
	Lotte Rental Co. Ltd.	1,749	34,313
	Lotte Shopping Co. Ltd.	3,331	167,015
	Lotte Wellfood Co. Ltd.	981	94,919
	LS Corp	5,733	566,464
	LS Eco Energy Ltd.	2,218	48,725
	LS Electric Co. Ltd.	5,210	657,502
	LS Marine Solution Co. Ltd.	2,930	23,939
*	LVMC Holdings	27,400	55,606
	LX Hausys Ltd.	2,198	68,342
	LX Holdings Corp.	15,428	77,691
	LX International Corp.	11,331	227,996
	LX Semicon Co. Ltd.	2,635	138,714
	M.I.Tech Co. Ltd.	4,570	25,745
	Macquarie Korea Infrastructure Fund	58,409	531,888
	Macrogen, Inc.	1,886	27,587
	Maeil Dairies Co. Ltd.	1,216	35,709
	MAKUS, Inc.	2,994	26,512
	Mcnex Co. Ltd.	3,884	71,445
*	MDS Tech, Inc.	11,348	13,060
	Mediana Co. Ltd.	4,522	20,140
*	Medipost Co. Ltd.	5,303	27,165
	Medytox, Inc.	563	54,535
	Meerecompany, Inc.	1,073	22,994
	MegaStudy Co. Ltd.	3,852	30,957
	MegaStudyEdu Co. Ltd.	2,801	122,261
	Meritz Financial Group, Inc.	26,089	1,491,699
	META BIOMED Co. Ltd.	6,515	19,702
	Mgame Corp.	6,465	25,205
*	MiCo Ltd.	14,070	107,294

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Mirae Asset Life Insurance Co. Ltd.	15,568	$56,132
	Mirae Asset Securities Co. Ltd.	65,803	358,634
*	Mirae Asset Venture Investment Co. Ltd.	5,505	22,513
	Miwon Commercial Co. Ltd.	486	68,436
	Miwon Specialty Chemical Co. Ltd.	364	36,539
	MK Electron Co. Ltd.	6,706	56,739
*	MNTech Co. Ltd.	2,799	33,734
*	Mobase Electronics Co. Ltd.	7,183	9,682
	Modetour Network, Inc.	3,448	41,704
*	Motrex Co. Ltd.	5,962	61,840
	mPlus Corp.	2,590	19,345
	MS Autotech Co. Ltd.	9,660	32,036
	Multicampus Co. Ltd.	681	17,350
	Myoung Shin Industrial Co. Ltd.	11,186	117,766
	Namhae Chemical Corp.	6,477	33,473
*	Namsun Aluminum Co. Ltd.	32,959	45,577
*	Namuga Co. Ltd.	3,667	37,966
	Namyang Dairy Products Co. Ltd.	154	57,457
*	NanoenTek, Inc.	2,240	5,382
	Nasmedia Co. Ltd.	1,322	18,005
*	Nature & Environment Co. Ltd.	15,837	11,892
	Nature Holdings Co. Ltd.	3,144	32,114
	NAVER Corp.	4,137	545,668
	NCSoft Corp.	2,173	274,559
	NeoPharm Co. Ltd.	1,610	30,166
	Neowiz	2,506	39,134
*	Neowiz Holdings Corp.	1,384	19,644
*	Nepes Ark Corp.	2,189	44,859
*	NEPES Corp.	7,008	89,006
*	Neptune Co.	6,362	27,974
*Ω	Netmarble Corp.	5,283	211,529
	New Power Plasma Co. Ltd.	4,403	18,054
	Nexen Corp.	11,324	34,982
	Nexen Tire Corp.	16,094	108,130
*	Nexon Games Co. Ltd.	3,528	34,086
	NEXTIN, Inc.	2,385	112,232
	NH Investment & Securities Co. Ltd., Class C	49,060	440,980
	NHN Corp.	6,412	109,421
	NHN KCP Corp.	8,252	69,154
	NICE Holdings Co. Ltd.	8,262	73,361
	Nice Information & Telecommunication, Inc.	2,572	41,600
	NICE Information Service Co. Ltd.	13,197	100,822
	NICE Total Cash Management Co. Ltd., Class C	8,267	35,381
	Nong Shim Holdings Co. Ltd.	1,008	48,502
	NongShim Co. Ltd.	1,006	288,862
	NOVAREX Co. Ltd.	6,399	47,821
	NPC	3,679	13,698
	OCI Co. Ltd.	1,981	134,094
	OCI Holdings Co. Ltd.	4,373	297,922
	OptoElectronics Solutions Co. Ltd.	2,511	22,831
	Orion Corp.	8,104	542,338
	Orion Holdings Corp.	8,600	91,418
*††	Osung Advanced Materials Co. Ltd.	18,972	19,076
	Ottogi Corp.	594	178,563
	Paik Kwang Industrial Co. Ltd.	8,901	50,519
	Pan Ocean Co. Ltd.	98,521	291,264
	Paradise Co. Ltd.	15,370	166,512
	Park Systems Corp.	1,564	166,334
	Partron Co. Ltd.	17,996	104,051

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Pearl Abyss Corp.	2,459	$56,504
*	People & Technology, Inc.	5,892	168,968
	PHA Co. Ltd.	1,572	12,741
	PharmaResearch Co. Ltd.	2,433	222,855
*	PharmGen Science, Inc.	6,209	23,794
*	Pharmicell Co. Ltd.	5,841	24,743
*	Philenergy Co. Ltd.	325	5,846
	Philoptics Co. Ltd.	4,778	102,041
#*	PI Advanced Materials Co. Ltd.	2,643	39,897
*	Pond Group Co. Ltd.	1,577	6,846
	Poongsan Corp.	8,819	412,086
	Poongsan Holdings Corp.	4,549	99,976
	Posco DX Co. Ltd.	8,609	250,183
	POSCO Future M Co. Ltd.	535	107,630
#	POSCO Holdings, Inc., Sponsored ADR	6,151	440,104
	POSCO Holdings, Inc.	4,922	1,420,887
	Posco International Corp.	12,727	419,756
	Posco M-Tech Co. Ltd.	2,526	36,979
	POSCO Steeleon Co. Ltd.	587	19,529
*	Power Logics Co. Ltd.	8,132	46,626
	Protec Co. Ltd.	770	21,307
	PSK, Inc.	7,013	148,265
*	Rainbow Robotics.	389	49,119
*	Ray Co. Ltd.	1,822	17,491
*	Refine Co. Ltd.	2,820	21,473
	Reyon Pharmaceutical Co. Ltd.	2,120	20,998
	RFHIC Corp.	2,475	27,858
*	RFTech Co. Ltd.	7,456	20,827
	Rorze Systems Corp.	3,606	31,388
	S&S Tech Corp.	4,645	139,626
	S-1 Corp.	4,603	198,259
	Sajo Industries Co. Ltd.	1,127	29,878
	Sajodaerim Corp.	2,063	56,722
*	Sam Chun Dang Pharm Co. Ltd.	703	52,916
	Sam Young Electronics Co. Ltd.	5,658	44,752
	Sam Yung Trading Co. Ltd.	3,582	34,418
	Sambo Corrugated Board Co. Ltd.	727	5,506
*	Sambu Engineering & Construction Co. Ltd.	11,043	12,619
	Samchully Co. Ltd.	406	26,961
	SAMHWA Paints Industrial Co. Ltd.	2,439	13,822
	Samick THK Co. Ltd.	1,269	12,599
*	Samil Pharmaceutical Co. Ltd.	2,975	19,866
	Samji Electronics Co. Ltd.	1,661	11,021
	Samjin Pharmaceutical Co. Ltd.	1,687	24,092
*	Samkee Corp.	9,415	12,867
	Sammok S-Form Co. Ltd.	1,379	19,575
	SAMPYO Cement Co. Ltd.	17,261	36,633
*Ω	Samsung Biologics Co. Ltd.	859	482,807
	Samsung C&T Corp.	7,889	850,697
	Samsung Card Co. Ltd.	8,585	241,819
	Samsung Electro-Mechanics Co. Ltd.	8,574	956,374
	Samsung Electronics Co. Ltd.	574,855	31,954,257
*	Samsung Engineering Co. Ltd.	46,320	878,196
	Samsung Fire & Marine Insurance Co. Ltd.	9,017	2,018,235
*	Samsung Heavy Industries Co. Ltd.	50,437	341,733
	Samsung Life Insurance Co. Ltd.	9,879	622,504
*	Samsung Pharmaceutical Co. Ltd.	13,829	17,109
	Samsung Publishing Co. Ltd.	1,330	17,680
	Samsung SDI Co. Ltd.	4,669	1,444,910

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDS Co. Ltd.	3,989	$458,254
	Samsung Securities Co. Ltd.	20,845	570,233
	SAMT Co. Ltd.	23,178	61,344
	Samwha Capacitor Co. Ltd.	3,391	121,896
	Samyang Corp.	1,345	49,026
	Samyang Foods Co. Ltd.	1,355	288,334
	Samyang Holdings Corp.	1,645	82,814
	Samyang Packaging Corp.	1,400	17,340
	Samyoung Co. Ltd.	12,236	34,019
	Sang-A Frontec Co. Ltd.	1,874	30,626
*	Sangsangin Co. Ltd.	4,826	11,472
	Sangsin Energy Display Precision Co. Ltd.	2,886	33,405
	Saramin Co. Ltd.	2,978	38,681
	Satrec Initiative Co. Ltd.	226	8,361
*	SBI Investment Korea Co. Ltd.	16,771	10,263
*	S-Connect Co. Ltd.	26,290	31,933
*	SD Biosensor, Inc.	17,335	131,566
	SeAH Besteel Holdings Corp.	6,421	102,680
	SeAH Steel Corp.	668	66,136
	SeAH Steel Holdings Corp.	745	124,462
	Sebang Co. Ltd.	4,469	38,850
	Sebang Global Battery Co. Ltd.	3,462	254,377
	Seegene, Inc.	9,361	149,398
	Segyung Hitech Co. Ltd.	9,081	62,769
	Sejin Heavy Industries Co. Ltd.	4,786	24,325
	Sejong Industrial Co. Ltd.	7,042	30,032
	Sejong Telecom, Inc.	51,352	23,705
	Sekonix Co. Ltd.	4,279	23,261
*	Selvas AI, Inc.	1,228	14,639
	Seobu T&D	15,637	85,731
	Seohan Co. Ltd.	29,526	18,643
	Seohee Construction Co. Ltd.	20,991	21,114
*	Seojin System Co. Ltd.	8,024	142,224
*	Seoul Auction Co. Ltd.	956	6,131
	Seoul City Gas Co. Ltd.	470	19,389
	Seoul Semiconductor Co. Ltd.	10,835	76,378
	Seoyon Co. Ltd.	5,803	38,985
	Seoyon E-Hwa Co. Ltd.	6,608	86,958
	SFA Engineering Corp.	5,048	93,681
*	SFA Semicon Co. Ltd.	13,844	55,435
	SGC Energy Co. Ltd.	3,081	54,801
	Shin Heung Energy & Electronics Co. Ltd.	7,365	54,419
*	Shin Poong Pharmaceutical Co. Ltd.	491	5,011
	Shindaeyang Paper Co. Ltd.	3,739	15,371
	Shinhan Financial Group Co. Ltd.	85,309	2,866,141
	Shinhan Financial Group Co. Ltd., ADR	2,400	81,000
	Shinil Electronics Co. Ltd.	11,482	15,472
	Shinsegae Information & Communication Co. Ltd.	1,395	11,282
	Shinsegae International, Inc.	5,777	74,587
	Shinsegae, Inc.	2,621	313,868
	Shinsung Delta Tech Co. Ltd.	5,285	310,040
*	Shinsung E&G Co. Ltd.	27,321	42,218
*	Shinyoung Securities Co. Ltd.	1,575	77,075
*	Showbox Corp.	13,902	36,024
*	Signetics Corp.	11,497	14,834
	Simmtech Co. Ltd.	4,230	92,275
	SIMPAC, Inc.	9,536	28,879
	Sindoh Co. Ltd.	2,160	57,598
	Sinil Pharm Co. Ltd.	1,989	10,189

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Biopharmaceuticals Co. Ltd.	527	$33,154
*	SK Bioscience Co. Ltd.	1,345	56,649
	SK Chemicals Co. Ltd.	3,718	161,583
	SK D&D Co. Ltd.	1,577	13,846
	SK Discovery Co. Ltd.	4,198	137,678
*	SK Eternix Co. Ltd.	2,361	34,153
	SK Gas Ltd.	1,006	119,917
	SK Hynix, Inc.	16,838	2,077,903
*Ω	SK IE Technology Co. Ltd.	1,087	46,007
*	SK Innovation Co. Ltd.	7,741	614,104
	SK Networks Co. Ltd.	45,464	165,035
*	SK oceanplant Co. Ltd.	5,219	49,236
	SK Securities Co. Ltd.	149,339	64,773
	SK Telecom Co. Ltd.	10,872	402,066
	SK, Inc.	9,447	1,125,692
*	SKC Co. Ltd.	1,469	116,106
	SL Corp.	4,750	114,533
*	SM Culture & Contents Co. Ltd.	6,494	7,915
	SM Entertainment Co. Ltd.	2,842	161,827
*	SMEC Co. Ltd.	14,477	42,793
	SNT Dynamics Co. Ltd.	5,786	65,978
	SNT Holdings Co. Ltd.	2,300	37,481
	SNT Motiv Co. Ltd.	3,388	113,072
*	SOCAR, Inc.	2,283	34,080
	S-Oil Corp.	12,813	668,961
	Solid, Inc.	16,873	70,270
*	SOLUM Co. Ltd.	13,787	259,741
	Solus Advanced Materials Co. Ltd.	8,020	102,585
	Songwon Industrial Co. Ltd.	6,862	71,121
	Soop Co. Ltd.	2,716	219,837
	Soosan Heavy Industries Co. Ltd.	11,049	15,897
	Soosan Industries Co. Ltd.	874	14,346
	Soulbrain Co. Ltd.	1,008	217,646
	Soulbrain Holdings Co. Ltd.	2,987	122,945
	SPC Samlip Co. Ltd.	717	30,226
	SPG Co. Ltd.	1,751	35,249
	Spigen Korea Co. Ltd.	885	19,430
	ST Pharm Co. Ltd.	1,508	101,595
	STIC Investments, Inc.	8,272	51,761
	Straffic Co. Ltd.	6,956	20,329
*	Studio Dragon Corp.	4,551	139,593
*	STX Heavy Industries Co. Ltd.	2,344	27,201
*	Sugentech, Inc.	3,127	12,332
	Suheung Co. Ltd.	1,837	29,220
*	Sukgyung AT Co. Ltd.	288	12,336
	Sung Kwang Bend Co. Ltd.	7,140	58,862
*	Sungchang Enterprise Holdings Ltd.	23,155	33,324
*	Sungeel Hitech Co. Ltd.	326	18,746
	Sungshin Cement Co. Ltd.	6,391	40,829
	Sungwoo Hitech Co. Ltd.	18,816	127,288
	Sunjin Co. Ltd.	4,911	25,783
	Sunny Electronics Corp.	5,595	8,092
*	Suprema, Inc.	1,173	20,397
*	SY Co. Ltd.	8,899	30,173
*	Synergy Innovation Co. Ltd.	8,459	16,865
*	Synopex, Inc.	34,168	214,285
	Systems Technology, Inc.	920	23,486
*	T Scientific Co. Ltd.	19,117	16,534
	T&L Co. Ltd.	1,411	61,166

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Tae Kyung Industrial Co. Ltd.	6,193	$26,955
	Taekwang Industrial Co. Ltd.	130	62,752
	Taekyung BK Co. Ltd.	4,406	17,529
*††	Taewoong Co. Ltd.	5,246	84,306
*	Taihan Electric Wire Co. Ltd.	13,096	129,590
	TechWing, Inc.	2,432	59,804
	Telechips, Inc.	1,469	27,128
	TEMC CNS Co. Ltd.	927	8,158
	TES Co. Ltd.	2,411	41,666
*	Theragen Etex Co. Ltd.	6,072	17,409
*	Thinkware Systems Corp.	2,160	24,102
	TK Corp.	5,311	47,555
	TKG Huchems Co. Ltd.	6,540	93,314
	TLB Co. Ltd.	1,781	36,713
	Tokai Carbon Korea Co. Ltd.	1,792	157,089
	Tongyang Life Insurance Co. Ltd.	18,908	72,523
	Tongyang, Inc.	65,030	43,344
*	Top Engineering Co. Ltd.	3,089	15,051
	Toptec Co. Ltd.	7,951	46,984
	Tovis Co. Ltd.	3,286	45,004
	TS Corp.	24,800	56,898
*	Tuksu Construction Co. Ltd.	2,985	15,434
	TYM Corp.	14,189	49,615
	UBCare Co. Ltd.	3,040	10,622
	Ubiquoss Holdings, Inc.	1,495	13,374
	Ubiquoss, Inc.	3,139	38,708
	Ubivelox, Inc.	1,688	12,394
	Uju Electronics Co. Ltd.	1,734	25,097
*	Uni-Chem Co. Ltd.	14,391	18,888
	Unid Co. Ltd.	1,619	112,078
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	48,180
	Uniquest Corp.	3,004	15,010
*	Unison Co. Ltd.	10,975	7,559
	UniTest, Inc.	5,144	53,184
	Unitrontech Co. Ltd.	5,684	23,303
	Value Added Technology Co. Ltd.	2,552	54,164
*	Viatron Technologies, Inc.	3,044	19,387
*	VICTEK Co. Ltd.	3,660	12,153
*††	Vidente Co. Ltd.	10,155	4,577
	Vieworks Co. Ltd.	1,617	32,061
*	Vina Tech Co. Ltd.	611	20,790
	Vitzro Tech Co. Ltd.	5,265	32,534
	Vitzrocell Co. Ltd.	3,926	49,104
*	VM, Inc.	1,417	16,473
*	VT Co. Ltd.	6,333	101,145
	Webcash Corp.	4,606	30,349
	Webzen, Inc.	3,574	42,013
*	Wellbiotec Co. Ltd.	1,524	601
*	Wemade Max Co. Ltd.	1,113	8,632
	Whanin Pharmaceutical Co. Ltd.	3,091	31,572
	Winix, Inc.	1,455	9,446
	Wins Co. Ltd.	2,493	22,582
	WiSoL Co. Ltd.	9,528	61,187
*	Wonik Holdings Co. Ltd.	19,365	49,572
*	WONIK IPS Co. Ltd.	2,500	66,583
	Wonik Materials Co. Ltd.	2,336	60,509
	Wonik QnC Corp.	5,520	125,601
	Woojin, Inc.	3,421	20,609
*	Woongjin Thinkbig Co. Ltd.	20,812	32,281

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Wooree Bio Co. Ltd.	9,625	$17,701
	Woori Financial Group, Inc.	171,412	1,756,585
*	Woori Technology Investment Co. Ltd.	11,066	66,737
*	Woori Technology, Inc.	18,484	19,580
	Woory Industrial Co. Ltd.	1,139	12,201
*	Woosu AMS Co. Ltd.	14,904	31,378
	Worldex Industry & Trading Co. Ltd., Class C	3,860	66,006
*	Wysiwyg Studios Co. Ltd.	6,860	10,541
	Y G-1 Co. Ltd.	4,757	19,873
*	Y2 Solution Co. Ltd.	2,386	7,448
*	YC Corp.	4,798	47,393
	Y-entec Co. Ltd.	1,858	9,668
	Yesco Holdings Co. Ltd.	837	24,090
	YG Entertainment, Inc.	5,086	154,854
*	YG PLUS	10,461	30,275
	Youlchon Chemical Co. Ltd.	974	23,470
	Young Poong Corp.	186	54,643
	Young Poong Precision Corp.	5,214	44,968
	Youngone Corp.	8,569	237,129
	Youngone Holdings Co. Ltd.	1,902	116,869
	Yuanta Securities Korea Co. Ltd.	36,476	73,048
	Yuhan Corp.	1,842	95,790
*	Yungjin Pharmaceutical Co. Ltd.	5,170	7,887
	Zeus Co. Ltd.	2,969	35,625
	Zinus, Inc.	3,852	35,036

TOTAL SOUTH KOREA			160,980,354

SPAIN — (1.7%)
	Acciona SA	7,914	914,907
	Acerinox SA	58,564	630,945
	ACS Actividades de Construccion y Servicios SA	56,744	2,272,623
Ω	Aedas Homes SA	5,291	105,736
Ω	Aena SME SA	9,390	1,711,230
	Alantra Partners SA	733	7,180
	Almirall SA	21,580	196,954
	Amadeus IT Group SA	50,405	3,199,403
#*	Amper SA	390,887	42,991
	Applus Services SA	37,477	506,669
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	187,401
*	Audax Renovables SA	13,925	25,125
	Azkoyen SA	5,948	39,206
	Banco Bilbao Vizcaya Argentaria SA	764,346	8,265,614
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	284,629
	Banco de Sabadell SA	2,217,543	4,235,959
#,*	Banco Santander SA	1,084,010	5,271,985
	Bankinter SA	249,148	1,969,306
	CaixaBank SA	452,329	2,385,382
Ω	Cellnex Telecom SA	29,534	976,237
	Cia de Distribucion Integral Logista Holdings SA	24,479	665,814
	CIE Automotive SA	13,958	368,950
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	213,128
	Corp. ACCIONA Energias Renovables SA	6,043	122,717
*	Distribuidora Internacional de Alimentacion SA	1,842,663	25,238
	Ebro Foods SA	18,014	307,922
*	eDreams ODIGEO SA	9,854	67,092
	Elecnor SA	14,743	317,548
	Enagas SA	59,374	870,780
	Ence Energia y Celulosa SA	51,136	182,128
	Endesa SA	42,254	770,529

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Ercros SA	51,076	$191,744
	Faes Farma SA	118,202	428,897
	Ferrovial SE	15,081	542,394
	Fluidra SA	13,851	293,200
Ω	Gestamp Automocion SA	64,750	194,017
Ω	Global Dominion Access SA	40,237	150,386
*	Grenergy Renovables SA	272	7,942
*	Grifols SA	54,589	499,623
	Grupo Catalana Occidente SA	12,585	487,350
	Grupo Empresarial San Jose SA	5,388	23,364
	Iberdrola SA	191,634	2,349,734
	Indra Sistemas SA	57,643	1,101,963
#	Industria de Diseno Textil SA	83,927	3,821,275
	Laboratorio Reig Jofre SA	2,544	6,762
	Laboratorios Farmaceuticos Rovi SA	11,345	1,018,144
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	137,652	148,782
	Mapfre SA	282,497	681,543
*	Melia Hotels International SA	40,961	318,527
	Miquel y Costas & Miquel SA	8,269	101,647
	Naturgy Energy Group SA	17,439	441,091
Ω	Neinor Homes SA	7,810	87,591
*	Obrascon Huarte Lain SA	86,456	31,144
	Pharma Mar SA	1,111	35,929
*	Promotora de Informaciones SA, Class A	69,984	25,569
Ω	Prosegur Cash SA	58,546	32,477
	Realia Business SA	44,100	47,914
	Redeia Corp. SA	60,364	1,007,693
	Repsol SA	395,910	6,214,234
	Sacyr SA	170,316	592,160
*	Solaria Energia y Medio Ambiente SA	21,338	217,116
Ω	Talgo SA	17,400	81,858
*	Tecnicas Reunidas SA	14,223	141,098
	Telefonica SA, Sponsored ADR	48,435	214,567
	Telefonica SA	1,306,498	5,852,584
	Tubacex SA	50,759	169,515
#*	Tubos Reunidos SA	19,513	13,127
#Ω	Unicaja Banco SA	523,146	683,361
	Vidrala SA	7,736	813,473
	Viscofan SA	15,293	972,318

TOTAL SPAIN			67,183,441

SWEDEN — (1.9%)
	AAK AB	19,264	495,500
Ω	AcadeMedia AB	33,500	153,161
	AddLife AB, Class B	30,492	280,515
	Addnode Group AB	27,168	279,780
	AddTech AB, Class B	28,906	600,947
	AFRY AB	28,842	453,071
	Alfa Laval AB	8,084	344,174
Ω	Alimak Group AB	18,925	174,876
	Alleima AB	112,726	700,634
	Alligo AB, Class B	10,505	122,613
Ω	Ambea AB	33,443	191,992
#*	Annehem Fastigheter AB, Class B	23,136	34,942
	AQ Group AB	4,541	260,100
	Arise AB	10,752	37,800
	Arjo AB, Class B	71,255	299,057
	Assa Abloy AB, Class B	23,784	628,407
	Atlas Copco AB, Class A	180,663	3,164,508

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB, Class B	100,484	$1,506,679
	Atrium Ljungberg AB, Class B	10,829	191,402
Ω	Attendo AB	47,908	180,685
#	Avanza Bank Holding AB	28,551	611,849
	Axfood AB	17,325	448,188
	Beijer Alma AB	12,926	244,620
#	Beijer Ref AB	23,181	326,698
	Bergman & Beving AB	11,723	236,815
	Betsson AB, Class B	52,606	581,475
*	Better Collective AS	9,561	256,119
*	BHG Group AB	40,434	50,208
	Bilia AB, Class A	26,527	333,178
	Billerud Aktiebolag	58,880	488,329
	BioGaia AB, Class B	24,595	261,901
	Biotage AB	11,611	175,195
	Bjorn Borg AB	5,162	22,543
#	Boliden AB	52,952	1,740,251
#*	Bonava AB, Class B	107,496	97,756
*Ω	Boozt AB	8,090	92,228
Ω	Bravida Holding AB	24,482	165,545
	Bufab AB	13,234	402,563
	Bulten AB	5,345	39,888
	Bure Equity AB	25,410	795,551
*	Byggfakta Group Nordic Holdco AB	11,568	54,233
*	Byggmax Group AB	23,427	72,581
*	Camurus AB	7,109	318,794
*	Castellum AB	25,949	308,325
	Catella AB	11,938	32,707
	Catena AB	5,960	260,838
#*	Catena Media PLC	18,692	14,645
*	Cavotec SA	12,443	18,320
	Cellavision AB	2,841	57,676
	Cibus Nordic Real Estate AB publ	9,457	123,169
*	Cint Group AB	34,784	37,175
	Clas Ohlson AB, Class B	18,436	222,492
	Cloetta AB, Class B	115,850	172,513
	Concentric AB	12,248	210,947
Ω	Coor Service Management Holding AB	26,480	115,071
	Corem Property Group AB, Class B	129,733	96,384
	Corem Property Group AB, Class D	1,384	28,171
*	Ctek AB	6,691	11,200
	CTT Systems AB	1,595	50,413
	Dedicare AB, Class B	2,420	12,262
	Dios Fastigheter AB	22,212	169,707
#Ω	Dometic Group AB	88,344	631,317
*Ω	Dustin Group AB	131,112	148,965
	Eastnine AB	6,403	96,344
	Elanders AB, Class B	4,731	42,196
#*	Electrolux AB, Class B	37,552	326,523
	Electrolux Professional AB, Class B	72,888	470,631
	Elekta AB, Class B	94,347	671,829
#*	Embracer Group AB	67,205	167,812
*	Enea AB	5,780	31,624
#	Engcon AB	4,473	36,781
	Eolus Vind AB, Class B	3,040	19,584
	Ependion AB	9,101	89,323
	Epiroc AB, Class A	47,954	886,543
	Epiroc AB, Class B	28,378	470,393
	Essity AB, Class A	3,708	91,943

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Essity AB, Class B	75,719	$1,889,170
Ω	Evolution AB	10,993	1,214,563
	Ework Group AB	2,020	26,283
	Fabege AB	31,655	242,107
	Fagerhult Group AB	17,073	109,554
*	Fastighets AB Balder, Class B	51,845	326,795
*	Fastighets AB Trianon	1,952	3,197
	FastPartner AB, Class A	9,052	60,780
	Fenix Outdoor International AG	1,057	66,580
	Ferronordic AB	3,573	21,248
	Fortnox AB	54,829	319,485
	G5 Entertainment AB	2,788	30,227
	Getinge AB, Class B	23,901	503,174
	Granges AB	55,358	653,689
*Ω	Green Landscaping Group AB	5,224	40,103
#	H & M Hennes & Mauritz AB, Class B	64,155	1,019,731
#	Hanza AB	10,233	53,280
	Heba Fastighets AB, Class B	12,948	38,237
	Hemnet Group AB	21,208	551,168
	Hexagon AB, Class B	71,737	750,439
	Hexatronic Group AB	34,027	103,735
	Hexpol AB	46,581	527,070
	HMS Networks AB	9,311	345,071
*Ω	Hoist Finance AB	14,551	69,221
	Holmen AB, Class B	13,019	507,055
	Hufvudstaden AB, Class A	16,447	191,040
*	Humana AB	15,563	41,773
	Husqvarna AB, Class A	4,692	38,299
	Husqvarna AB, Class B	65,344	530,019
	Indutrade AB	27,486	632,332
#	Instalco AB	64,854	228,351
#,*	International Petroleum Corp.	37,760	477,525
#	Intrum AB	17,623	41,222
	INVISIO AB	5,641	123,390
	Inwido AB	26,224	322,985
	ITAB Shop Concept AB	6,100	10,465
#	JM AB	22,732	384,962
*	John Mattson Fastighetsforetagen AB	2,632	13,151
	Kabe Group AB, Class B	297	8,970
*	Karnov Group AB	20,085	119,833
#*	K-fast Holding AB	17,324	28,314
	Kindred Group PLC, SDR	70,894	794,374
	KNOW IT AB	9,088	117,612
	Lagercrantz Group AB, Class B	58,890	864,113
#	Lifco AB, Class B	12,938	313,469
	Lime Technologies AB	3,570	113,349
	Lindab International AB	27,909	560,644
	Loomis AB	29,138	744,673
*	Medcap AB	2,447	96,505
	Medicover AB, Class B	18,972	297,218
	MEKO AB	16,185	164,997
	Micro Systemation AB, Class B	5,052	23,354
*	Millicom International Cellular SA, SDR	53,723	1,102,318
*	Modern Times Group MTG AB, Class B	37,621	322,280
	Momentum Group AB	11,799	147,553
Ω	Munters Group AB	31,884	635,683
	Mycronic AB	10,691	372,090
#	NCAB Group AB	50,694	329,569
	NCC AB, Class B	36,046	438,404

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Nederman Holding AB	2,314	$39,923
*	Net Insight AB, Class B	127,831	60,491
	New Wave Group AB, Class B	46,314	421,749
#	Nibe Industrier AB, Class B	32,148	148,338
*	Nivika Fastigheter AB, Class B	8,076	25,436
#*	Nobia AB	231,808	94,404
	Nolato AB, Class B	69,620	341,625
	Nordic Paper Holding AB	17,568	87,884
	Nordic Waterproofing Holding AB	11,053	163,392
#	Nordnet AB publ	27,399	487,123
*	Norion Bank AB	21,791	80,503
*	Norva24 Group AB	6,444	15,022
*	Note AB	7,145	90,333
	NP3 Fastigheter AB	8,033	168,247
	Nyfosa AB	30,997	268,149
	OEM International AB, Class B	17,660	173,885
#*	Orron Energy AB	75,740	49,841
#*	Ovzon AB	4,098	5,220
*	OX2 AB	7,478	26,977
	Pandox AB	24,461	378,275
	Peab AB, Class B	67,840	413,576
	Platzer Fastigheter Holding AB, Class B	12,590	101,775
	Prevas AB, Class B	3,290	35,430
*	Pricer AB, Class B	51,285	52,761
	Proact IT Group AB	15,437	146,091
	Ratos AB, Class B	91,225	316,626
*	RaySearch Laboratories AB	9,886	107,609
	Rejlers AB	3,921	50,142
Ω	Resurs Holding AB	53,508	80,517
	Rottneros AB	37,562	39,226
	Rvrc Holding AB	16,472	93,170
#	Saab AB, Class B	2,610	206,630
	Sagax AB, Class B	12,895	322,917
	Samhallsbyggnadsbolaget i Norden AB	89,654	32,155
	Samhallsbyggnadsbolaget i Norden AB, Class D	8,288	4,326
#	Sandvik AB	83,600	1,666,443
	Scandi Standard AB	21,297	148,102
#*Ω	Scandic Hotels Group AB	61,466	322,260
*	Sdiptech AB, Class B	6,973	177,674
	Sectra AB, Class B	34,321	675,313
	Securitas AB, Class B	66,793	669,373
*	Sedana Medical AB	19,405	39,721
*	Sensys Gatso Group AB	4,148	28,576
*Ω	Sinch AB	222,025	501,995
*	Sivers Semiconductors AB	61,848	36,508
	Skandinaviska Enskilda Banken AB, Class A	133,687	1,750,821
	Skandinaviska Enskilda Banken AB, Class C	1,726	22,891
	Skanska AB, Class B	45,055	773,969
	SKF AB, Class A	4,129	85,053
	SKF AB, Class B	54,642	1,123,334
	SkiStar AB	14,560	201,693
	Softronic AB, Class B	4,542	8,555
	Solid Forsakring AB	5,351	35,028
#	SSAB AB, Class A	62,697	351,966
#	SSAB AB, Class B	176,692	987,413
*	Stendorren Fastigheter AB	2,496	40,810
*	Stillfront Group AB	166,156	157,904
#	Storskogen Group AB, Class B	457,649	245,188
	Svenska Cellulosa AB SCA, Class A	3,203	46,536

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA, Class B	72,939	$1,068,940
	Svenska Handelsbanken AB, Class A	87,673	751,824
#	Svenska Handelsbanken AB, Class B	1,473	15,803
	Sweco AB, Class B	51,066	547,004
#	Swedbank AB, Class A	50,592	967,434
*	Swedish Orphan Biovitrum AB	15,538	401,083
	Systemair AB	26,063	176,614
	Tele2 AB, Class B	118,434	1,104,645
#	Telefonaktiebolaget LM Ericsson, Class A	9,881	50,439
	Telefonaktiebolaget LM Ericsson, Class B	150,324	762,877
#	Telia Co. AB	631,958	1,445,589
	Tethys Oil AB	7,499	24,776
*	TF Bank AB	1,750	33,248
Ω	Thule Group AB	12,257	346,012
	Trelleborg AB, Class B	28,963	1,020,726
	Troax Group AB	14,558	292,894
#*	Truecaller AB, Class B	65,486	208,083
	VBG Group AB, Class B	7,725	270,334
#*	Viaplay Group AB	147,624	9,673
	Vitec Software Group AB, Class B	6,252	299,062
#	Vitrolife AB	16,614	248,145
	Volati AB	4,814	44,899
	Volvo AB, Class A	30,157	794,222
	Volvo AB, Class B	179,255	4,562,610
*	Volvo Car AB	79,257	16,182
*	Volvo Car AB, Class B	79,257	246,032
#	Wallenstam AB, Class B	46,292	204,631
#	Wihlborgs Fastigheter AB	43,452	363,938
	XANO Industri AB, Class B	1,575	13,250
*	XSpray Pharma AB	2,737	9,902

TOTAL SWEDEN			75,671,737

SWITZERLAND — (4.9%)
	ABB Ltd.	147,462	7,164,948
	Accelleron Industries AG	37,080	1,441,620
	Adecco Group AG	58,415	2,043,500
#	Alcon, Inc.	62,690	4,863,521
	Allreal Holding AG	5,883	950,118
	ALSO Holding AG	2,527	622,443
*	Aluflexpack AG	656	10,517
*	ams-OSRAM AG	377,767	453,720
	APG SGA SA	491	110,944
	Arbonia AG	21,920	288,741
*	Aryzta AG	399,722	756,768
	Ascom Holding AG	11,095	89,002
	Autoneum Holding AG	1,522	243,114
*	Avolta AG	27,506	1,040,190
	Baloise Holding AG	13,814	2,087,473
	Banque Cantonale de Geneve	767	248,414
	Banque Cantonale Vaudoise	12,219	1,277,796
	Barry Callebaut AG	959	1,549,717
*	Basilea Pharmaceutica AG	4,064	174,423
	Belimo Holding AG	2,148	993,852
	Bell Food Group AG	922	267,397
#	Bellevue Group AG	3,363	66,761
	Berner Kantonalbank AG	1,899	518,838
	BKW AG	4,925	731,057
	Bossard Holding AG, Class A	2,709	615,977
	Bucher Industries AG	2,792	1,072,837

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Burckhardt Compression Holding AG	1,203	$766,220
	Burkhalter Holding AG	1,501	164,590
	Bystronic AG	552	245,503
#	Calida Holding AG	2,268	71,519
	Carlo Gavazzi Holding AG	249	82,365
	Cembra Money Bank AG	11,407	872,068
	Chocoladefabriken Lindt & Spruengli AG	8	923,221
#*	Cicor Technologies Ltd.	1,175	64,145
	Cie Financiere Richemont SA, Class A	33,209	4,590,381
	Cie Financiere Tradition SA	955	150,357
	Clariant AG	80,561	1,205,258
	Coltene Holding AG	1,259	70,339
	Comet Holding AG	2,133	673,070
	COSMO Pharmaceuticals NV	1,934	151,824
	CPH Chemie & Papier Holding AG	347	32,446
	Daetwyler Holding AG	2,372	491,108
	DKSH Holding AG	15,090	983,405
#*	DocMorris AG	859	75,765
	dormakaba Holding AG	1,113	592,369
	DSM-Firmenich AG	14,338	1,608,071
	EFG International AG	57,415	667,596
	Emmi AG	776	754,940
	EMS-Chemie Holding AG	233	185,896
	Energiedienst Holding AG	1,434	60,229
	Feintool International Holding AG	3,069	59,510
	Flughafen Zurich AG	7,710	1,543,548
	Forbo Holding AG	407	470,081
	Fundamenta Real Estate AG	4,475	80,787
Ω	Galenica AG	19,590	1,498,993
#*	GAM Holding AG	39,964	12,452
	Geberit AG	5,062	2,702,000
	Georg Fischer AG	33,008	2,303,810
	Givaudan SA	807	3,451,352
	Glarner Kantonalbank	1,297	30,538
#	Gurit Holding AG, Class BR	1,515	96,649
	Helvetia Holding AG	15,359	2,009,042
#	Hiag Immobilien Holding AG	1,172	94,866
	Holcim AG	68,164	5,707,551
	Huber & Suhner AG	6,475	515,084
	Hypothekarbank Lenzburg AG	3	13,591
	Implenia AG	5,861	214,316
*	Ina Invest Holding AG	730	14,695
	Inficon Holding AG	699	971,889
	Interroll Holding AG	169	543,890
	Intershop Holding AG	1,435	192,286
	Investis Holding SA	981	105,206
	Julius Baer Group Ltd.	58,912	3,161,121
	Jungfraubahn Holding AG	1,462	324,517
	Kardex Holding AG	2,554	675,743
#	Komax Holding AG	1,351	232,414
*	Kudelski SA	13,192	20,461
#	Kuehne & Nagel International AG	9,554	2,525,088
	Landis & Gyr Group AG	7,382	546,150
	LEM Holding SA	168	286,120
	Liechtensteinische Landesbank AG	5,570	425,201
#	Logitech International SA	17,238	1,350,674
	Lonza Group AG	5,785	3,193,281
	Luzerner Kantonalbank AG	7,828	578,190
Ω	Medacta Group SA	1,901	229,759

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
Ω	Medmix AG	9,173	$150,496
	Meier Tobler Group AG	2,640	88,419
	Metall Zug AG, Class B	79	108,953
	Mikron Holding AG	3,910	76,134
	Mobilezone Holding AG	16,695	238,813
	Mobimo Holding AG	2,861	800,918
*	Molecular Partners AG	1,869	6,756
*Ω	Montana Aerospace AG	4,669	90,233
	Nestle SA	196,847	19,763,470
	Novartis AG, Sponsored ADR	65,041	6,317,432
	Novartis AG	88,289	8,569,107
	Novavest Real Estate AG	1,026	37,979
	OC Oerlikon Corp. AG	74,341	321,637
*	Orascom Development Holding AG	4,127	18,929
	Orior AG	2,610	186,529
	Partners Group Holding AG	3,976	5,115,387
*	Phoenix Mecano AG	286	153,688
	Plazza AG, Class A	322	105,471
*Ω	PolyPeptide Group AG	3,457	114,062
	PSP Swiss Property AG	9,828	1,214,951
	Rieter Holding AG	1,113	155,589
	Roche Holding AG	61,247	14,733,276
	Romande Energie Holding SA	1,914	120,475
*	Sandoz Group AG	90,440	3,073,768
*	Sandoz Group AG, ADR	11,882	402,562
	Schindler Holding AG	4,508	1,098,391
	Schweiter Technologies AG	401	179,908
#*	Schweizerische Nationalbank	18	79,518
*Ω	Sensirion Holding AG	2,649	173,908
	SFS Group AG	6,263	742,835
	SGS SA	19,711	1,735,665
	Siegfried Holding AG	1,662	1,588,178
#	SIG Group AG	119,683	2,391,667
	Sika AG	8,530	2,426,456
	SKAN Group AG	794	70,935
	Softwareone Holding AG	23,340	396,891
	Sonova Holding AG	6,372	1,761,425
#	St. Galler Kantonalbank AG	1,226	630,805
#	Stadler Rail AG	19,249	571,063
	Straumann Holding AG	9,711	1,290,956
	Sulzer AG	7,639	925,236
#	Swatch Group AG	16,642	1,663,932
	Swiss Life Holding AG	5,024	3,389,972
	Swiss Prime Site AG	26,900	2,483,753
	Swiss Re AG	47,666	5,181,550
#*	Swiss Steel Holding AG	247,372	22,785
	Swisscom AG	7,489	4,108,515
	Swissquote Group Holding SA	3,796	1,026,720
	Temenos AG	18,783	1,168,442
	Thurgauer Kantonalbank.	389	53,670
	TX Group AG	1,055	164,142
	u-blox Holding AG	2,825	261,334
*	UBS Group AG	239,599	6,313,258
	Valiant Holding AG	6,005	701,005
	Varia U.S. Properties AG	573	22,024
Ω	VAT Group AG	9,552	4,755,565
	Vaudoise Assurances Holding SA	417	202,794
	Vetropack Holding AG	5,343	180,550
#	Vontobel Holding AG	11,746	659,328

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	VP Bank AG, Class A	1,444	$144,070
	VZ Holding AG	5,041	581,357
*	V-ZUG Holding AG	790	48,928
	Walliser Kantonalbank	123	15,305
	Warteck Invest AG	34	66,528
	Ypsomed Holding AG	1,038	369,985
	Zehnder Group AG	4,844	282,421
	Zueblin Immobilien Holding AG	454	12,843
	Zug Estates Holding AG, Class B	64	125,205
	Zuger Kantonalbank AG	29	271,125
	Zurich Insurance Group AG	10,585	5,123,630

TOTAL SWITZERLAND			198,776,835

TAIWAN — (5.9%)
	91APP, Inc.	9,000	24,351
	Aaeon Technology, Inc.	5,000	23,583
	ABC Taiwan Electronics Corp.	40,164	24,608
	Abico Avy Co. Ltd.	46,062	38,508
#	Ability Enterprise Co. Ltd.	104,988	130,425
	Ability Opto-Electronics Technology Co. Ltd.	14,083	88,305
#	AcBel Polytech, Inc.	205,786	250,162
	Accton Technology Corp.	85,000	1,190,798
	Acer E-Enabling Service Business, Inc.	2,000	15,947
	Acer, Inc.	654,000	899,873
	ACES Electronic Co. Ltd.	39,719	49,383
*	Acon Holding, Inc.	79,041	25,322
	Acter Group Corp. Ltd.	54,470	347,995
	Action Electronics Co. Ltd.	63,000	38,332
	Actron Technology Corp.	14,000	79,722
	ADATA Technology Co. Ltd.	96,600	293,739
	Addcn Technology Co. Ltd.	9,205	56,691
	Adlink Technology, Inc.	9,000	17,882
	Advanced Ceramic X Corp.	8,000	53,792
	Advanced Energy Solution Holding Co. Ltd.	10,000	192,108
	Advanced International Multitech Co. Ltd.	60,000	138,279
*	Advanced Optoelectronic Technology, Inc.	31,000	25,577
	Advanced Power Electronics Corp.	7,000	17,516
	Advancetek Enterprise Co. Ltd.	96,571	171,734
	Advantech Co. Ltd.	29,757	346,116
	Aerospace Industrial Development Corp.	150,000	262,893
	AGV Products Corp.	191,875	71,092
	Air Asia Co. Ltd.	10,000	13,116
	Airtac International Group	9,122	322,972
	Alchip Technologies Ltd.	8,000	754,520
#	Alexander Marine Co. Ltd.	2,000	23,897
#*	ALI Corp.	74,901	52,653
	Allied Circuit Co. Ltd.	13,000	56,217
	Allied Supreme Corp.	17,000	221,311
	Allis Electric Co. Ltd.	40,961	182,670
	Alltek Technology Corp.	35,040	37,179
	Alltop Technology Co. Ltd.	12,000	81,062
	Alpha Networks, Inc.	78,072	77,601
	Altek Corp.	121,000	143,927
	Amazing Microelectronic Corp.	21,965	67,627
	Ambassador Hotel	109,000	231,118
	AMPACS Corp.	20,000	36,852
	Ampak Technology, Inc.	7,000	26,330
	Ampire Co. Ltd.	28,000	34,345
	AMPOC Far-East Co. Ltd.	14,000	42,383

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AmTRAN Technology Co. Ltd.	277,437	$129,709
	Analog Integrations Corp.	3,000	13,937
	Anji Technology Co. Ltd.	22,000	25,249
	Anpec Electronics Corp.	10,799	66,562
	Aopen, Inc.	11,000	20,541
	Apac Opto Electronics, Inc.	10,000	30,674
	Apacer Technology, Inc.	35,750	73,689
	APAQ Technology Co. Ltd.	10,000	37,934
	APCB, Inc.	64,000	40,117
	Apex Biotechnology Corp.	32,000	33,019
	Apex Dynamics, Inc.	3,000	23,870
	Apex International Co. Ltd.	53,550	68,005
	Apex Science & Engineering.	71,400	29,900
	Arcadyan Technology Corp.	43,540	229,543
#	Ardentec Corp.	268,990	600,761
	Argosy Research, Inc.	23,714	116,285
	ASE Technology Holding Co. Ltd.	565,931	2,545,895
	Asia Cement Corp.	542,000	726,934
	Asia Optical Co., Inc.	63,000	123,398
#	Asia Polymer Corp.	171,319	101,869
	Asia Tech Image, Inc.	12,000	26,509
	Asia Vital Components Co. Ltd.	69,814	1,377,134
	ASIX Electronics Corp.	8,000	28,707
#	ASMedia Technology, Inc.	1,260	74,504
#	ASolid Technology Co. Ltd.	10,000	24,172
	ASPEED Technology, Inc.	6,500	608,627
	ASROCK, Inc.	11,000	75,654
	Asustek Computer, Inc.	97,000	1,271,936
	ATE Energy International Co. Ltd.	20,000	19,360
	Aten International Co. Ltd.	33,000	81,630
	Auden Techno Corp.	6,000	23,513
	Audix Corp.	34,000	74,662
	AUO Corp.	1,734,000	969,582
	AURAS Technology Co. Ltd.	11,000	265,933
	Aurora Corp.	14,100	31,638
	Avalue Technology, Inc.	20,000	74,948
	Avermedia Technologies.	21,000	23,592
	Axiomtek Co. Ltd.	10,993	28,887
	Bafang Yunji International Co. Ltd., Class C	14,000	73,074
*	Bank of Kaohsiung Co. Ltd.	331,380	117,930
	Basso Industry Corp.	40,000	51,090
	BenQ Materials Corp.	46,000	48,689
	BES Engineering Corp.	618,000	334,769
	Billion Electric Co. Ltd.	10,000	13,852
	Bin Chuan Enterprise Co. Ltd.	22,000	16,138
#*	B’in Live Co. Ltd.	8,000	24,005
	Bionet Corp.	6,000	11,803
	Bionime Corp.	11,000	23,039
*	Biostar Microtech International Corp.	38,000	23,616
	Bioteque Corp.	15,000	55,883
#	Bizlink Holding, Inc.	38,000	267,705
	Bon Fame Co. Ltd.	12,000	37,178
	Bora Pharmaceuticals Co. Ltd.	11,494	269,398
	Brave C&H Supply Co. Ltd.	7,000	35,823
	Bright Led Electronics Corp.	41,000	25,135
	Brightek Optoelectronic Co. Ltd.	11,000	14,884
	Brighten Optix Corp.	2,000	11,071
	Brighton-Best International Taiwan, Inc.	98,423	105,181
	Brillian Network & Automation Integrated System Co. Ltd.	5,000	20,819

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	C Sun Manufacturing Ltd.	51,939	$211,843
*	Calin Technology Co. Ltd.	21,000	27,457
	Cameo Communications, Inc.	90,763	26,671
	Capital Futures Corp.	46,628	79,607
	Capital Securities Corp.	787,680	600,109
	Career Technology MFG. Co. Ltd.	139,886	85,119
	Carnival Industrial Corp.	59,999	20,954
#	Castles Technology Co. Ltd.	17,850	69,767
	Caswell, Inc.	10,000	34,936
	Catcher Technology Co. Ltd.	161,000	1,075,428
	Cathay Financial Holding Co. Ltd.	601,286	929,801
#	Cathay Real Estate Development Co. Ltd.	232,000	272,518
	Cayman Engley Industrial Co. Ltd.	10,654	18,888
	CCP Contact Probes Co. Ltd.	31,000	43,374
	Celxpert Energy Corp.	34,390	26,242
	Center Laboratories, Inc.	166,084	221,317
*	Central Reinsurance Co. Ltd.	76,880	63,862
	Chailease Holding Co. Ltd.	191,924	1,012,257
	Chain Chon Industrial Co. Ltd.	51,548	21,320
*	ChainQui Construction Development Co. Ltd.	27,000	21,038
*	Champion Building Materials Co. Ltd.	106,200	36,321
	Champion Microelectronic Corp.	11,000	20,676
	Chang Hwa Commercial Bank Ltd.	968,069	541,316
	Chang Wah Electromaterials, Inc.	116,000	158,993
	Chang Wah Technology Co. Ltd.	109,000	135,389
#	Channel Well Technology Co. Ltd.	60,000	138,359
#	Chant Sincere Co. Ltd.	12,000	26,282
	Charoen Pokphand Enterprise	65,000	211,578
	CHC Healthcare Group	46,000	78,403
	CHC Resources Corp.	33,000	66,021
	Chen Full International Co. Ltd.	38,000	46,981
	Chenbro Micom Co. Ltd.	10,000	87,008
#	Cheng Loong Corp.	271,000	242,689
	Cheng Mei Materials Technology Corp.	167,408	68,412
	Cheng Shin Rubber Industry Co. Ltd.	536,000	773,839
	Cheng Uei Precision Industry Co. Ltd.	139,000	197,901
#	Chenming Electronic Technology Corp.	32,000	71,335
	Chia Chang Co. Ltd.	40,000	56,083
#	Chia Hsin Cement Corp.	219,300	123,874
	Chian Hsing Forging Industrial Co. Ltd.	16,600	15,019
	Chicony Electronics Co. Ltd.	257,773	1,595,772
	Chicony Power Technology Co. Ltd.	54,481	289,473
	Chief Telecom, Inc.	6,600	73,414
	Chieftek Precision Co. Ltd.	17,050	35,565
	Chien Kuo Construction Co. Ltd.	87,200	65,692
	Chien Shing Harbour Service Co. Ltd.	6,000	8,749
#	China Airlines Ltd.	1,491,000	954,835
	China Bills Finance Corp.	341,000	159,619
	China Chemical & Pharmaceutical Co. Ltd.	95,000	63,953
*	China Development Financial Holding Corp.	2,681,354	1,120,923
	China Ecotek Corp.	6,000	14,152
	China Electric Manufacturing Corp.	91,530	48,062
	China General Plastics Corp.	83,626	46,879
	China Glaze Co. Ltd.	48,000	37,609
*	China Man-Made Fiber Corp.	539,861	126,765
	China Metal Products	121,000	175,952
	China Motor Corp.	59,200	259,311
*	China Petrochemical Development Corp.	1,345,069	463,882
	China Steel Chemical Corp.	35,000	121,124

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Steel Corp.	1,656,000	$1,261,577
	China Steel Structure Co. Ltd.	25,000	47,393
#	China Wire & Cable Co. Ltd.	31,000	41,994
	Chinese Maritime Transport Ltd.	33,000	46,255
	Ching Feng Home Fashions Co. Ltd.	59,450	45,666
	Chin-Poon Industrial Co. Ltd.	146,000	184,012
	Chipbond Technology Corp.	205,000	477,003
	ChipMOS Technologies, Inc.	281,133	393,605
	Chlitina Holding Ltd.	14,000	80,671
	Chong Hong Construction Co. Ltd.	64,100	251,928
	Chroma ATE, Inc.	43,000	349,234
	Chun Yuan Steel Industry Co. Ltd.	185,000	127,711
	Chung Hung Steel Corp.	213,000	151,437
	Chung Hwa Food Industrial Co. Ltd.	1,000	2,948
	Chung Hwa Pulp Corp.	171,228	121,160
	Chung-Hsin Electric & Machinery Manufacturing Corp.	111,000	621,940
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	19,000	26,843
	Chunghwa Precision Test Tech Co. Ltd.	6,000	86,633
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	128,214
	Chunghwa Telecom Co. Ltd.	133,000	505,511
	Chyang Sheng Dyeing & Finishing Co. Ltd.	19,000	10,607
	Cleanaway Co. Ltd.	20,000	118,693
#	Clevo Co.	193,000	249,541
#*	CMC Magnetics Corp.	450,929	185,993
	C-Media Electronics, Inc.	8,000	12,799
	Collins Co. Ltd.	42,000	26,138
	Compal Electronics, Inc.	1,172,000	1,278,369
	Compeq Manufacturing Co. Ltd.	442,000	1,041,292
#	Compucase Enterprise	24,000	55,778
	Concord International Securities Co. Ltd.	18,700	13,100
*	Concord Securities Co. Ltd.	227,424	111,901
	Continental Holdings Corp.	179,000	208,756
	Contrel Technology Co. Ltd.	49,000	54,666
	Coremax Corp.	20,409	40,629
	Coretronic Corp.	130,000	409,200
#	Co-Tech Development Corp.	90,552	180,323
	Creative Sensor, Inc.	32,000	28,496
	Crowell Development Corp.	11,000	16,875
	CTBC Financial Holding Co. Ltd.	2,310,563	2,411,578
	CTCI Advanced Systems, Inc.	2,000	12,043
	CTCI Corp.	206,000	326,583
	CviLux Corp.	28,360	37,724
	Cyberlink Corp.	10,000	27,211
	CyberPower Systems, Inc.	17,850	142,474
*	CyberTAN Technology, Inc.	102,000	67,206
	Cystech Electronics Corp.	4,000	8,771
	DA CIN Construction Co. Ltd.	88,800	157,380
	Dafeng TV Ltd.	12,000	19,968
	Dah San Electric Wire & Cable Co. Ltd.	9,900	17,611
	Da-Li Development Co. Ltd.	102,414	198,705
	Darfon Electronics Corp.	95,000	183,705
	Darwin Precisions Corp.	169,000	87,554
#	Daxin Materials Corp.	26,900	125,586
	De Licacy Industrial Co. Ltd.	84,811	34,878
	Delpha Construction Co. Ltd.	61,000	95,966
	Delta Electronics, Inc.	51,365	503,032
	Depo Auto Parts Ind Co. Ltd.	49,000	295,615
	Dimerco Data System Corp.	12,704	50,179
	Dimerco Express Corp.	45,614	131,033

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	D-Link Corp.	169,096	$92,495
	Donpon Precision, Inc.	24,000	19,178
	Drewloong Precision, Inc.	5,000	23,818
	Dyaco International, Inc.	39,955	37,662
	Dynamic Holding Co. Ltd.	94,086	195,853
	Dynamic Medical Technologies, Inc.	4,000	14,273
#	Dynapack International Technology Corp.	48,000	143,011
	E Ink Holdings, Inc.	30,000	191,797
	E.Sun Financial Holding Co. Ltd.	1,743,392	1,464,976
	Eastech Holding Ltd.	9,000	30,889
*	Eastern Media International Corp.	76,985	46,587
	Eclat Textile Co. Ltd.	43,583	685,741
	ECOVE Environment Corp.	10,000	94,466
	Edimax Technology Co. Ltd.	97,000	43,328
	Edison Opto Corp.	23,136	17,003
	Edom Technology Co. Ltd.	72,013	51,559
	eGalax_eMPIA Technology, Inc.	19,695	30,337
	Elan Microelectronics Corp.	76,900	387,056
	E-Lead Electronic Co. Ltd.	17,429	29,611
	E-LIFE MALL Corp.	23,000	59,626
#	Elite Advanced Laser Corp.	28,768	55,589
#	Elite Material Co. Ltd.	67,000	834,208
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	232,917
#	Elitegroup Computer Systems Co. Ltd.	128,000	120,099
	eMemory Technology, Inc.	12,000	806,550
	Emerging Display Technologies Corp.	31,000	29,912
	Ennoconn Corp.	21,840	218,404
#*	Ennostar, Inc.	228,450	299,701
	EnTie Commercial Bank Co. Ltd.	251,000	108,700
#	Episil-Precision, Inc.	34,000	64,636
	Eson Precision Ind Co. Ltd.	30,000	51,290
	Eternal Materials Co. Ltd.	237,527	230,413
	Eurocharm Holdings Co. Ltd.	8,000	47,558
	Eva Airways Corp.	947,922	1,030,616
*	Everest Textile Co. Ltd.	164,535	39,880
	Evergreen Aviation Technologies Corp.	26,000	87,520
	Evergreen International Storage & Transport Corp.	215,000	221,900
	Evergreen Marine Corp. Taiwan Ltd.	305,872	1,777,288
#	Evergreen Steel Corp.	50,000	227,432
	Everlight Chemical Industrial Corp.	171,405	106,492
	Everlight Electronics Co. Ltd.	150,000	289,734
*	Everspring Industry Co. Ltd.	36,900	14,896
*	Evertop Wire Cable Corp.	47,000	37,798
	Excelliance Mos Corp.	7,000	22,009
	Excelsior Medical Co. Ltd.	44,167	123,426
	Far Eastern Department Stores Ltd.	328,000	341,330
	Far Eastern International Bank	1,303,634	613,268
	Far Eastern New Century Corp.	803,100	801,126
	Far EasTone Telecommunications Co. Ltd.	365,061	905,502
#	Faraday Technology Corp.	49,853	443,412
	Farcent Enterprise Co. Ltd.	5,000	8,645
	Farglory F T Z Investment Holding Co. Ltd.	26,448	47,046
	Farglory Land Development Co. Ltd.	97,000	218,219
*	Federal Corp.	103,926	62,801
	Feedback Technology Corp.	7,700	28,638
	Feng Hsin Steel Co. Ltd.	165,000	356,258
	Feng TAY Enterprise Co. Ltd.	87,312	434,126
#	FIC Global, Inc.	12,000	20,892
	FineTek Co. Ltd.	4,000	11,616

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Firich Enterprises Co. Ltd.	13,000	$11,431
#	First Copper Technology Co. Ltd.	27,000	40,911
	First Financial Holding Co. Ltd.	1,495,004	1,253,296
#	First Hi-Tec Enterprise Co. Ltd.	27,554	85,654
	First Hotel	71,000	33,652
	First Insurance Co. Ltd.	96,000	62,241
*	First Steamship Co. Ltd.	280,468	66,562
	FIT Holding Co. Ltd.	20,000	27,369
	Fitipower Integrated Technology, Inc.	26,000	195,120
	Fittech Co. Ltd.	24,000	38,765
	FLEXium Interconnect, Inc.	128,112	358,783
	Flytech Technology Co. Ltd.	31,297	81,439
#	Forcecon Tech Co. Ltd.	21,000	106,112
	Formosa Advanced Technologies Co. Ltd.	50,000	56,311
	Formosa Chemicals & Fibre Corp.	386,000	656,061
	Formosa Electronic Industries, Inc.	9,000	10,628
*	Formosa International Hotels Corp.	23,672	170,836
	Formosa Laboratories, Inc.	40,544	125,343
	Formosa Oilseed Processing Co. Ltd.	14,700	27,217
	Formosa Optical Technology Co. Ltd.	10,000	31,835
	Formosa Petrochemical Corp.	45,000	99,443
#	Formosa Plastics Corp.	426,000	894,999
#	Formosa Sumco Technology Corp.	19,000	102,458
#	Formosa Taffeta Co. Ltd.	278,000	194,984
	Formosan Rubber Group, Inc.	96,399	79,007
	Formosan Union Chemical	127,945	76,708
	Fortune Electric Co. Ltd.	17,000	437,911
	Founding Construction & Development Co. Ltd.	72,000	59,066
	Foxconn Technology Co. Ltd.	221,535	417,545
	Foxsemicon Integrated Technology, Inc.	36,357	335,367
	Froch Enterprise Co. Ltd.	89,000	52,088
	FSP Technology, Inc.	45,000	85,032
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	11,082
	Fu Hua Innovation Co. Ltd.	67,258	69,231
	Fubon Financial Holding Co. Ltd.	793,018	1,677,644
	Fulgent Sun International Holding Co. Ltd.	43,432	160,516
	Fullerton Technology Co. Ltd.	51,000	35,522
#	Fulltech Fiber Glass Corp.	134,759	74,771
	Fusheng Precision Co. Ltd.	37,000	317,470
	Fwusow Industry Co. Ltd.	58,710	34,682
	G Shank Enterprise Co. Ltd.	51,888	117,937
	Gallant Precision Machining Co. Ltd.	11,000	19,226
	Gamania Digital Entertainment Co. Ltd.	54,000	127,081
*	GCS Holdings, Inc.	9,000	7,979
	GEM Services, Inc.	25,210	52,556
#	Gemtek Technology Corp.	153,000	155,243
	General Interface Solution Holding Ltd.	88,000	164,779
	General Plastic Industrial Co. Ltd.	20,480	24,005
	Generalplus Technology, Inc.	19,000	29,211
	Genius Electronic Optical Co. Ltd.	35,616	478,759
	Genovate Biotechnology Co. Ltd.	13,000	9,732
	GeoVision, Inc.	22,977	37,632
#	Getac Holdings Corp.	163,000	522,573
	GFC Ltd.	15,000	49,707
	Giant Manufacturing Co. Ltd.	74,994	501,716
	Giantplus Technology Co. Ltd.	117,000	46,690
	Gigabyte Technology Co. Ltd.	18,000	162,331
*	Gigasolar Materials Corp.	16,790	81,395
*	Gigastorage Corp.	129,000	82,711

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Global Brands Manufacture Ltd.	111,320	$248,568
	Global Lighting Technologies, Inc.	23,000	44,012
	Global Mixed Mode Technology, Inc.	12,000	105,693
	Global PMX Co. Ltd.	9,000	27,983
#	Global Unichip Corp.	15,000	622,973
	Globalwafers Co. Ltd.	57,000	905,681
*	Globe Union Industrial Corp.	110,048	62,193
	Gloria Material Technology Corp.	165,680	274,958
*	GlycoNex, Inc.	13,000	10,065
	Gold Circuit Electronics Ltd.	76,000	454,009
	Goldsun Building Materials Co. Ltd., Class C	284,338	418,975
	Gongin Precision Industrial Co. Ltd.	4,000	14,711
	Good Will Instrument Co. Ltd.	25,000	36,393
	Gordon Auto Body Parts	24,000	25,038
	Gourmet Master Co. Ltd.	37,237	103,723
*	Grand Fortune Securities Co. Ltd.	82,159	40,303
	Grand Pacific Petrochemical	451,478	186,858
	Grand Process Technology Corp.	2,000	66,492
	GrandTech CG Systems, Inc.	22,775	49,198
	Grape King Bio Ltd.	38,000	182,439
	Great China Metal Industry	77,000	56,772
	Great Taipei Gas Co. Ltd.	75,000	74,790
	Great Tree Pharmacy Co. Ltd.	23,092	199,174
	Great Wall Enterprise Co. Ltd.	220,571	386,853
	Greatek Electronics, Inc.	148,000	276,561
	Green World FinTech Service Co. Ltd.	2,000	24,259
	Group Up Industrial Co. Ltd.	10,000	55,812
	GTM Holdings Corp.	52,000	53,023
	Gudeng Precision Industrial Co. Ltd.	8,393	108,029
*	Hai Kwang Enterprise Corp.	22,050	13,857
#	Hannstar Board Corp.	127,602	218,233
*	HannStar Display Corp.	754,000	238,554
*	HannsTouch Holdings Co.	188,079	46,444
	Hanpin Electron Co. Ltd.	14,000	20,181
	Harvatek Corp.	62,000	45,273
	Heran Co. Ltd.	9,000	31,641
	Hey Song Corp.	106,000	137,409
*	Highlight Tech Corp.	23,871	43,639
	Highwealth Construction Corp.	213,390	290,119
	Hi-Lai Foods Co. Ltd.	6,000	28,661
	HIM International Music, Inc.	11,900	36,461
	Hiroca Holdings Ltd.	26,000	26,595
#	Hitron Technology, Inc.	38,559	35,611
	Hiwin Technologies Corp.	72,949	515,857
	Hiyes International Co. Ltd.	8,000	47,718
	Ho Tung Chemical Corp.	399,125	109,690
	Hocheng Corp.	105,780	62,822
#	Holdings-Key Electric Wire & Cable Co. Ltd.	22,000	35,970
	Holiday Entertainment Co. Ltd.	15,300	42,043
	Holtek Semiconductor, Inc.	48,000	88,258
	Holy Stone Enterprise Co. Ltd.	40,425	120,324
	Hon Hai Precision Industry Co. Ltd.	746,624	3,554,190
	Hong Pu Real Estate Development Co. Ltd.	97,000	111,140
	Hong TAI Electric Industrial	66,000	74,295
	Hong YI Fiber Industry Co.	56,000	29,563
	Horizon Securities Co. Ltd.	119,780	47,849
	Hota Industrial Manufacturing Co. Ltd.	70,263	117,315
	Hotai Finance Co. Ltd.	55,900	204,766
	Hotai Motor Co. Ltd.	12,180	231,131

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hotron Precision Electronic Industrial Co. Ltd.	20,031	$20,473
	Hsin Kuang Steel Co. Ltd.	46,000	82,664
	Hsin Yung Chien Co. Ltd.	12,390	40,460
	Hsing TA Cement Co.	70,000	42,951
#*	HTC Corp.	250,000	325,332
	Hu Lane Associate, Inc.	22,725	108,087
#	HUA ENG Wire & Cable Co. Ltd.	132,000	145,738
	Hua Nan Financial Holdings Co. Ltd., Class C	1,135,055	822,260
	Hua Yu Lien Development Co. Ltd.	15,000	66,973
	Huaku Development Co. Ltd.	83,000	422,733
	Hung Ching Development & Construction Co. Ltd.	54,000	93,998
	Hung Sheng Construction Ltd.	147,664	123,644
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	34,931
*	Ibase Gaming, Inc.	7,000	8,430
	Ibase Technology, Inc.	17,000	42,908
*	IBF Financial Holdings Co. Ltd.	1,216,585	543,167
	ICARES Medicus, Inc.	4,000	16,347
#	Ichia Technologies, Inc.	119,000	120,656
	I-Chiun Precision Industry Co. Ltd.	38,851	86,968
*	Ideal Bike Corp.	33,000	10,718
	IEI Integration Corp.	47,340	114,396
	Infortrend Technology, Inc.	88,000	57,524
	Info-Tek Corp.	20,000	26,869
	Ingentec Corp.	2,000	15,994
	Innodisk Corp.	24,043	216,022
	Innolux Corp.	2,284,664	993,602
	Inpaq Technology Co. Ltd.	23,945	62,221
	Insyde Software Corp.	11,000	79,424
	Intai Technology Corp.	12,400	45,207
	Integrated Service Technology, Inc.	27,109	119,713
	IntelliEPI, Inc.	6,000	11,788
	International CSRC Investment Holdings Co.	291,562	160,488
	International Games System Co. Ltd., Class C	38,000	1,162,087
#	Inventec Corp.	344,000	551,851
	Iron Force Industrial Co. Ltd.	14,000	41,933
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	40,521
	ITE Technology, Inc.	50,000	254,093
	ITEQ Corp.	86,029	286,823
#	Jarllytec Co. Ltd.	21,000	142,401
	Jean Co. Ltd.	52,389	50,231
	Jentech Precision Industrial Co. Ltd.	10,998	327,217
	Jess-Link Products Co. Ltd.	30,250	132,731
	Jia Wei Lifestyle, Inc.	20,442	47,709
	Jih Lin Technology Co. Ltd.	28,000	56,941
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	20,762
#	Jinan Acetate Chemical Co. Ltd.	9,140	228,219
	Johnson Health Tech Co. Ltd.	23,000	58,695
	JSL Construction & Development Co. Ltd.	10,478	46,052
	K Laser Technology, Inc.	44,000	34,887
	Kaimei Electronic Corp.	31,120	60,246
#	Kaori Heat Treatment Co. Ltd.	16,000	210,514
	Kedge Construction Co. Ltd.	11,831	37,450
	Keding Enterprises Co. Ltd.	3,000	10,998
	KEE TAI Properties Co. Ltd.	162,000	79,205
	Kenda Rubber Industrial Co. Ltd.	174,316	177,802
	Kerry TJ Logistics Co. Ltd.	53,000	68,828
	Key Ware Electronics Co. Ltd.	61,831	23,665
	Keystone Microtech Corp.	2,000	18,155
	KHGEARS International Ltd.	7,000	20,663

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kindom Development Co. Ltd.	91,200	$157,518
	King Chou Marine Technology Co. Ltd.	36,340	43,686
#	King Slide Works Co. Ltd.	6,000	223,180
	King Yuan Electronics Co. Ltd.	511,000	1,486,909
	King’s Town Bank Co. Ltd.	388,000	668,153
*	King’s Town Construction Co. Ltd.	34,000	56,877
	Kinik Co.	14,000	108,774
	Kinko Optical Co. Ltd.	42,365	32,298
	Kinpo Electronics	566,000	253,502
	Kinsus Interconnect Technology Corp.	104,000	302,958
	KMC Kuei Meng International, Inc.	17,300	77,256
	KNH Enterprise Co. Ltd.	76,000	50,896
	Ko Ja Cayman Co. Ltd.	5,000	7,747
	KS Terminals, Inc.	32,000	74,208
	Kung Long Batteries Industrial Co. Ltd.	21,000	89,012
#*	Kung Sing Engineering Corp.	190,573	82,678
#	Kuo Toong International Co. Ltd.	80,315	205,505
*	Kuo Yang Construction Co. Ltd.	84,360	73,362
	Kwong Lung Enterprise Co. Ltd.	20,000	36,629
	KYE Systems Corp.	99,000	57,788
	L&K Engineering Co. Ltd.	72,762	600,284
	La Kaffa International Co. Ltd.	11,000	41,216
*	LAN FA Textile	93,000	34,741
	LandMark Optoelectronics Corp.	8,000	33,365
	Lanner Electronics, Inc.	31,850	92,638
	Largan Precision Co. Ltd.	14,000	933,211
	Laser Tek Taiwan Co. Ltd.	13,300	25,472
	Laster Tech Corp. Ltd.	14,000	18,295
*	Lealea Enterprise Co. Ltd.	352,560	103,167
	LEE CHI Enterprises Co. Ltd.	56,000	28,263
	Lelon Electronics Corp.	17,000	39,193
	Lemtech Holdings Co. Ltd.	9,656	38,479
*	Li Peng Enterprise Co. Ltd.	236,600	58,759
	Lian HWA Food Corp.	26,160	78,685
	Lida Holdings Ltd.	28,240	26,357
	Lien Hwa Industrial Holdings Corp.	170,270	346,828
	Lingsen Precision Industries Ltd.	87,000	59,485
*	Lion Travel Service Co. Ltd.	19,000	89,106
	Lite-On Technology Corp.	270,417	818,493
	Liton Technology Corp.	10,000	11,422
*	Long Bon International Co. Ltd.	76,100	41,550
	Long Da Construction & Development Corp.	61,000	88,475
	Longchen Paper & Packaging Co. Ltd.	278,641	133,145
	Longwell Co.	24,000	57,626
	Lotes Co. Ltd.	24,700	1,081,961
#	Lotus Pharmaceutical Co. Ltd.	41,000	405,342
	Lumax International Corp. Ltd.	19,440	64,899
*	Lung Yen Life Service Corp.	59,000	79,678
	Lungteh Shipbuilding Co. Ltd.	15,000	53,699
	Luxe Green Energy Technology Co. Ltd.	28,490	29,749
#	LuxNet Corp.	9,000	33,084
#	M31 Technology Corp.	2,200	80,072
	Macauto Industrial Co. Ltd.	17,000	36,936
	Machvision, Inc.	8,358	119,432
	Macroblock, Inc.	8,000	23,198
#	Macronix International Co. Ltd.	657,798	555,208
	Makalot Industrial Co. Ltd.	54,865	656,896
	Marketech International Corp.	14,000	67,617
#	Materials Analysis Technology, Inc.	18,151	162,102

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Maxigen Biotech, Inc.	18,000	$23,739
	Mayer Steel Pipe Corp.	64,000	77,789
	Mechema Chemicals International Corp.	8,000	18,702
	Medeon Biodesign, Inc.	13,649	17,745
	MediaTek, Inc.	105,000	3,165,873
	Mega Financial Holding Co. Ltd.	728,764	893,036
	Meiloon Industrial Co.	40,600	25,918
*	Mercuries & Associates Holding Ltd.	173,609	75,250
*	Mercuries Life Insurance Co. Ltd.	1,145,690	201,355
	Merida Industry Co. Ltd.	44,000	316,161
	Merry Electronics Co. Ltd.	59,854	221,294
	METAAGE Corp.	8,000	13,948
	Micro-Star International Co. Ltd.	184,000	895,292
	Mildef Crete, Inc.	18,000	55,539
	MIN AIK Technology Co. Ltd.	58,600	50,329
	Mirle Automation Corp.	61,000	90,814
#	Mitac Holdings Corp.	403,560	557,143
*	Mobiletron Electronics Co. Ltd.	13,000	19,967
	momo.com, Inc.	17,928	242,368
	MOSA Industrial Corp.	30,297	20,879
	Mosel Vitelic, Inc.	21,000	19,850
#	Motech Industries, Inc.	82,000	66,887
	MPI Corp.	30,000	402,646
	MSSCORPS Co. Ltd.	6,000	26,198
#*	My Humble House Hospitality Management Consulting	19,000	38,812
	Nak Sealing Technologies Corp.	19,000	75,264
	Namchow Holdings Co. Ltd.	63,000	117,624
	Nan Liu Enterprise Co. Ltd.	7,000	15,179
	Nan Pao Resins Chemical Co. Ltd.	15,000	163,005
	Nan Ya Plastics Corp.	531,000	922,031
#	Nan Ya Printed Circuit Board Corp.	61,000	347,331
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	19,448
	Nantex Industry Co. Ltd.	71,780	73,460
	Nanya Technology Corp.	257,432	519,612
	National Aerospace Fasteners Corp.	8,000	27,440
	National Petroleum Co. Ltd.	12,000	24,834
#	Netronix, Inc.	17,000	56,233
*	New Asia Construction & Development Corp.	60,000	22,851
	New Best Wire Industrial Co. Ltd.	14,400	15,439
*	Newmax Technology Co. Ltd.	26,000	23,637
	Nexcom International Co. Ltd.	13,000	20,811
	Nichidenbo Corp.	52,030	96,634
	Nien Hsing Textile Co. Ltd.	51,245	32,623
	Nien Made Enterprise Co. Ltd.	55,000	642,749
	Niko Semiconductor Co. Ltd.	13,920	21,693
	Nishoku Technology, Inc.	16,000	70,156
	Nova Technology Corp.	10,000	62,176
	Novatek Microelectronics Corp.	80,000	1,511,617
	Nuvoton Technology Corp.	51,000	201,614
	O-Bank Co. Ltd.	458,620	140,258
*	Ocean Plastics Co. Ltd.	52,000	61,962
	OK Biotech Co. Ltd.	18,857	15,495
#	Oneness Biotech Co. Ltd.	20,927	101,395
#	Orient Semiconductor Electronics Ltd.	146,107	283,260
	Oriental Union Chemical Corp.	143,000	76,061
	O-TA Precision Industry Co. Ltd.	29,422	79,648
	Pacific Construction Co.	29,000	11,359
	Pacific Hospital Supply Co. Ltd.	16,496	46,054
	Paiho Shih Holdings Corp.	58,159	36,353

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pan German Universal Motors Ltd.	5,000	$50,768
	Pan Jit International, Inc.	92,700	160,284
	Pan-International Industrial Corp.	165,000	172,838
	Panion & BF Biotech, Inc.	9,000	26,549
	Parade Technologies Ltd.	9,000	204,323
	Paragon Technologies Co. Ltd.	26,000	21,638
	Parpro Corp.	19,000	19,287
*	PChome Online, Inc.	35,268	34,011
#	PCL Technologies, Inc.	15,379	34,217
	P-Duke Technology Co. Ltd.	23,968	69,394
	Pegatron Corp.	393,000	1,172,093
	Pegavision Corp.	15,684	251,044
*	PharmaEssentia Corp.	39,219	352,636
	Phison Electronics Corp.	40,000	853,848
	Phoenix Silicon International Corp.	34,000	57,402
	Pixart Imaging, Inc.	34,000	164,091
	Planet Technology Corp.	14,000	64,029
	Plastron Precision Co. Ltd.	51,126	26,565
	Polytronics Technology Corp.	12,564	20,612
	Posiflex Technology, Inc.	3,000	11,036
	Pou Chen Corp.	640,000	708,397
	Power Wind Health Industry, Inc.	11,968	40,777
#*	Powerchip Semiconductor Manufacturing Corp.	856,000	598,067
	Powertech Technology, Inc.	339,000	1,805,300
	Poya International Co. Ltd.	20,152	308,737
	President Chain Store Corp.	79,000	664,360
	President Securities Corp.	455,652	385,858
#	Primax Electronics Ltd.	181,000	536,533
#	Prince Housing & Development Corp.	421,000	163,992
#	Princeton Technology Corp.	11,000	8,238
	Pro Hawk Corp.	6,000	34,218
#	Promate Electronic Co. Ltd.	39,000	102,466
	Prosperity Dielectrics Co. Ltd.	35,086	47,877
	Qisda Corp.	303,000	382,872
	QST International Corp.	27,819	63,297
	Qualipoly Chemical Corp.	21,000	25,809
	Quang Viet Enterprise Co. Ltd.	17,000	56,286
	Quanta Computer, Inc.	65,000	510,135
	Quanta Storage, Inc.	62,000	169,297
	Quintain Steel Co. Ltd.	68,209	31,811
#	Radiant Opto-Electronics Corp.	159,000	969,410
*	Radium Life Tech Co. Ltd.	305,437	111,500
	Rafael Microelectronics, Inc.	3,821	15,833
	Raydium Semiconductor Corp.	2,000	26,072
	Realtek Semiconductor Corp.	20,000	315,503
	Rechi Precision Co. Ltd.	119,000	101,139
*	Rexon Industrial Corp. Ltd.	29,000	44,772
*	Rich Development Co. Ltd.	251,000	100,456
*	Right WAY Industrial Co. Ltd.	17,000	8,757
*	Ritek Corp.	311,084	72,777
	Rodex Fasteners Corp.	13,000	17,999
	Ruentex Development Co. Ltd.	372,888	438,735
	Ruentex Engineering & Construction Co.	19,000	102,002
	Ruentex Industries Ltd.	176,904	326,242
	Run Long Construction Co. Ltd.	61,000	213,021
	Sakura Development Co. Ltd.	13,910	32,258
	Sampo Corp.	104,400	92,998
	San Fang Chemical Industry Co. Ltd.	75,679	70,682
	San Far Property Ltd.	128,925	146,322

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	San Fu Chemical Co. Ltd.	6,000	$26,676
	San Shing Fastech Corp.	44,000	76,797
	Sanitar Co. Ltd.	13,000	15,078
	Sanyang Motor Co. Ltd.	153,000	394,088
	Savior Lifetec Corp.	72,074	47,279
	SCI Pharmtech, Inc.	4,901	13,371
	Scientech Corp.	10,000	102,778
	ScinoPharm Taiwan Ltd.	50,000	43,968
	SDI Corp.	28,000	90,155
	Sea Sonic Electronics Co. Ltd.	19,000	48,252
	Senao International Co. Ltd.	28,000	33,489
	Senao Networks, Inc.	10,000	55,202
	Sensortek Technology Corp.	6,000	62,563
	Sercomm Corp.	85,000	321,583
	Sesoda Corp.	79,104	76,883
	Shanghai Commercial & Savings Bank Ltd.	419,903	598,031
	Shan-Loong Transportation Co. Ltd.	44,000	36,663
	Sharehope Medicine Co. Ltd.	17,001	16,718
	Sheh Fung Screws Co. Ltd.	11,000	21,385
	Sheng Yu Steel Co. Ltd.	40,000	35,858
	ShenMao Technology, Inc.	21,000	41,469
	Shieh Yih Machinery Industry Co. Ltd.	28,000	30,219
	Shih Her Technologies, Inc.	19,000	62,636
	Shih Wei Navigation Co. Ltd.	165,666	102,054
	Shihlin Electric & Engineering Corp.	64,000	571,600
	Shin Hsiung Natural Gas Co. Ltd.	13,590	23,248
*	Shin Kong Financial Holding Co. Ltd.	3,171,243	838,028
	Shin Ruenn Development Co. Ltd.	13,000	32,777
	Shin Zu Shing Co. Ltd.	52,980	281,323
	Shinfox Energy Co. Ltd.	15,000	61,608
*	Shining Building Business Co. Ltd.	191,632	71,850
	Shinkong Insurance Co. Ltd.	78,000	230,744
	Shinkong Synthetic Fibers Corp.	548,000	287,634
	Shinkong Textile Co. Ltd.	14,000	21,554
	Shiny Chemical Industrial Co. Ltd.	25,360	134,889
#	ShunSin Technology Holding Ltd.	7,000	38,872
*	Shuttle, Inc.	77,000	42,086
	Sigurd Microelectronics Corp.	233,226	527,340
	Silergy Corp.	26,000	345,309
	Silicon Integrated Systems Corp.	20,000	37,549
	Simplo Technology Co. Ltd.	34,600	462,054
	Sinbon Electronics Co. Ltd.	58,064	500,150
	Sincere Navigation Corp.	133,900	106,718
	Sinher Technology, Inc.	28,000	28,874
	Sinmag Equipment Corp.	17,420	82,899
#	Sino-American Silicon Products, Inc.	197,000	1,172,890
	Sinon Corp.	180,000	224,068
	SinoPac Financial Holdings Co. Ltd.	1,898,324	1,277,126
	Sinopower Semiconductor, Inc.	7,000	21,086
	Sinphar Pharmaceutical Co. Ltd.	30,340	34,425
	Sinyi Realty, Inc.	80,544	81,955
	Sirtec International Co. Ltd.	42,800	47,030
	Sitronix Technology Corp.	51,000	435,559
	Siward Crystal Technology Co. Ltd.	64,000	63,244
	Soft-World International Corp.	21,000	93,963
	Solar Applied Materials Technology Corp.	117,398	159,602
#	Solomon Technology Corp.	56,000	173,654
	Solteam, Inc.	11,849	17,663
*	Solytech Enterprise Corp.	26,000	11,871

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sonix Technology Co. Ltd.	50,000	$77,995
	Speed Tech Corp.	28,000	53,802
	Sporton International, Inc.	26,330	200,876
	St. Shine Optical Co. Ltd.	21,000	120,687
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	62,022
	Standard Foods Corp.	114,402	134,699
	Stark Technology, Inc.	19,200	75,996
	STL Technology Co. Ltd.	11,000	10,948
	Sumeeko Industries Co. Ltd.	8,000	36,100
	Sun Yad Construction Co. Ltd.	51,149	31,834
	Sunfun Info Co. Ltd.	2,920	21,724
	Sunjuice Holdings Co. Ltd.	5,000	33,095
	Sunko INK Co. Ltd.	55,250	24,109
	SunMax Biotechnology Co. Ltd.	11,000	76,840
	Sunny Friend Environmental Technology Co. Ltd.	23,737	74,218
	Sunonwealth Electric Machine Industry Co. Ltd.	76,000	259,621
	Sunplus Innovation Technology, Inc.	6,000	27,545
	Sunplus Technology Co. Ltd.	183,000	173,731
	Sunrex Technology Corp.	34,561	65,165
	Sunspring Metal Corp.	41,351	36,966
#	Supreme Electronics Co. Ltd.	169,487	456,696
	Swancor Holding Co. Ltd.	12,000	55,091
	Sweeten Real Estate Development Co. Ltd.	23,320	27,983
	Symtek Automation Asia Co. Ltd.	16,111	62,750
	Syncmold Enterprise Corp.	45,000	127,385
	Synmosa Biopharma Corp.	65,136	77,060
	Synnex Technology International Corp.	273,250	667,892
	Systex Corp.	51,000	194,992
	T3EX Global Holdings Corp.	35,039	109,714
	TA Chen Stainless Pipe	599,820	675,463
	Ta Liang Technology Co. Ltd.	22,660	42,915
	Ta Ya Electric Wire & Cable.	106,174	185,007
	Tah Hsin Industrial Corp.	16,011	35,075
	TA-I Technology Co. Ltd.	34,750	49,882
*	Tai Tung Communication Co. Ltd.	28,511	19,084
	Taichung Commercial Bank Co. Ltd.	1,352,708	734,419
	TaiDoc Technology Corp.	16,471	78,058
#	Taiflex Scientific Co. Ltd.	70,060	110,501
#	Taimide Tech, Inc.	34,450	46,106
	Tainan Enterprises Co. Ltd.	37,000	38,021
	Tainan Spinning Co. Ltd.	518,240	313,553
	Tai-Saw Technology Co. Ltd.	27,000	22,163
	Taishin Financial Holding Co. Ltd.	2,220,436	1,222,505
	TaiSol Electronics Co. Ltd.	11,000	24,838
	Taisun Enterprise Co. Ltd.	69,000	47,070
	Taita Chemical Co. Ltd.	126,197	59,616
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	49,610
	Taiwan Business Bank	1,866,392	969,010
	Taiwan Cement Corp.	923,102	907,362
	Taiwan Chelic Corp. Ltd.	6,000	11,747
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	44,257
	Taiwan Cogeneration Corp.	121,728	177,603
	Taiwan Cooperative Financial Holding Co. Ltd.	1,357,816	1,091,178
	Taiwan Environment Scientific Co. Ltd.	6,000	10,457
	Taiwan FamilyMart Co. Ltd.	17,000	98,872
	Taiwan Fertilizer Co. Ltd.	231,000	462,862
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	84,758
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	59,354
*	Taiwan Glass Industry Corp.	400,046	210,263

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	306,000	$280,546
	Taiwan Hon Chuan Enterprise Co. Ltd.	99,927	486,903
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	54,000	63,505
	Taiwan IC Packaging Corp.	25,000	13,466
††	Taiwan Land Development Corp.	269,666	4,162
#	Taiwan Line Tek Electronic	13,390	13,602
#	Taiwan Mask Corp.	69,000	142,046
	Taiwan Mobile Co. Ltd.	187,000	596,831
	Taiwan Navigation Co. Ltd.	88,000	100,284
	Taiwan Paiho Ltd.	103,000	200,981
	Taiwan PCB Techvest Co. Ltd.	101,000	124,261
	Taiwan Sakura Corp.	51,200	141,227
	Taiwan Sanyo Electric Co. Ltd.	28,000	35,212
	Taiwan Secom Co. Ltd.	74,000	291,712
	Taiwan Semiconductor Co. Ltd.	78,000	173,461
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	17,767,538
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	28,014,193
	Taiwan Shin Kong Security Co. Ltd.	74,560	94,805
	Taiwan Styrene Monomer	119,000	48,147
	Taiwan Surface Mounting Technology Corp.	78,800	287,931
	Taiwan Taxi Co. Ltd.	11,292	43,818
*	Taiwan TEA Corp.	281,000	193,566
	Taiwan Union Technology Corp.	65,000	364,588
	Taiwan-Asia Semiconductor Corp.	117,889	139,786
	Taiyen Biotech Co. Ltd.	42,000	43,972
#*	Tatung Co. Ltd.	318,000	636,024
	TCI Co. Ltd.	30,256	133,829
	Te Chang Construction Co. Ltd.	29,000	68,004
#	Teco Electric & Machinery Co. Ltd.	440,000	747,555
	Tehmag Foods Corp.	8,560	78,723
	TEKOM Technologies, Inc.	3,000	10,880
	Tera Autotech Corp.	29,187	25,319
	Test Research, Inc.	42,000	136,176
	Test Rite International Co. Ltd.	62,000	39,687
	Thermaltake Technology Co. Ltd.	19,000	24,401
	Thinking Electronic Industrial Co. Ltd.	24,000	115,838
	Thye Ming Industrial Co. Ltd.	44,800	102,630
	Ton Yi Industrial Corp.	294,000	134,806
	Tong Hsing Electronic Industries Ltd.	67,233	302,598
	Tong Yang Industry Co. Ltd.	129,000	469,587
	Tong-Tai Machine & Tool Co. Ltd.	85,060	64,306
	Top Union Electronics Corp.	11,000	11,613
	Topco Scientific Co. Ltd.	50,288	384,383
	Topkey Corp.	26,000	156,853
	Topoint Technology Co. Ltd.	65,200	59,358
	Toung Loong Textile Manufacturing.	42,840	34,330
	TPK Holding Co. Ltd.	139,000	162,931
	Trade-Van Information Services Co.	11,000	25,052
	Transcend Information, Inc.	24,000	68,898
	Transcom, Inc.	8,800	45,714
	Tripod Technology Corp.	149,000	893,811
	Tsann Kuen Enterprise Co. Ltd.	11,226	12,730
	TSC Auto ID Technology Co. Ltd.	12,680	88,373
#	TSEC Corp.	80,790	68,869
	TSRC Corp.	216,000	159,559
	TST Group Holding Ltd.	3,000	10,205
	Ttet Union Corp.	12,000	53,418
	TTFB Co. Ltd.	4,536	32,881
	TTY Biopharm Co. Ltd.	60,000	141,913

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Tul Corp.	19,000	$42,691
	Tung Ho Steel Enterprise Corp.	248,570	558,373
	Tung Thih Electronic Co. Ltd.	19,000	65,786
	TURVO International Co. Ltd.	10,410	41,809
	TXC Corp.	99,000	339,653
	TYC Brother Industrial Co. Ltd.	116,000	177,527
*	Tycoons Group Enterprise	100,991	37,869
*	Tyntek Corp.	110,000	58,913
#*	TZE Shin International Co. Ltd.	42,000	38,271
	UDE Corp.	34,000	65,938
	Ultra Chip, Inc.	18,000	46,174
	U-Ming Marine Transport Corp.	189,000	314,244
	Unic Technology Corp.	28,000	19,811
	Unictron Technologies Corp.	8,000	19,270
#	Unimicron Technology Corp.	368,000	2,035,049
	Union Bank of Taiwan	911,393	430,452
	Uni-President Enterprises Corp.	996,560	2,337,536
	Unitech Computer Co. Ltd.	14,000	15,583
#	Unitech Printed Circuit Board Corp.	198,586	158,922
*	United Alloy-Tech Co.	16,000	18,468
	United Integrated Services Co. Ltd.	64,000	772,191
#	United Microelectronics Corp.	1,575,000	2,419,865
	United Orthopedic Corp.	24,422	74,808
	United Radiant Technology	34,000	19,092
	United Recommend International Co. Ltd.	15,682	34,015
#	United Renewable Energy Co. Ltd.	502,206	186,148
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Universal Cement Corp.	209,213	225,323
#	Universal Vision Biotechnology Co. Ltd.	15,476	121,205
	UPC Technology Corp.	321,221	135,306
*	UPI Semiconductor Corp.	10,000	83,428
	Userjoy Technology Co. Ltd.	9,328	23,104
	USI Corp.	392,204	190,604
	Utechzone Co. Ltd.	15,000	41,439
	Value Valves Co. Ltd.	10,000	29,549
	Vanguard International Semiconductor Corp.	275,000	720,636
	Ve Wong Corp.	18,000	27,579
	Ventec International Group Co. Ltd., Class C	21,000	54,047
	Via Technologies, Inc.	13,000	50,603
	Viking Tech Corp.	16,000	23,347
	Visco Vision, Inc.	8,000	62,069
	VisEra Technologies Co. Ltd.	12,000	99,642
	Visual Photonics Epitaxy Co. Ltd.	24,500	115,467
	Voltronic Power Technology Corp.	15,442	730,673
#	Wafer Works Corp.	137,048	165,507
	Waffer Technology Corp.	22,463	64,662
	Wah Hong Industrial Corp.	27,000	30,119
	Wah Lee Industrial Corp.	76,500	294,557
#	Walsin Lihwa Corp.	669,038	755,720
#	Walsin Technology Corp.	97,398	330,160
	Walton Advanced Engineering, Inc.	127,000	69,598
	Wan Hai Lines Ltd.	207,500	322,302
	WEI Chih Steel Industrial Co. Ltd.	31,000	25,312
	Wei Chuan Foods Corp.	104,000	60,466
#	Weikeng Industrial Co. Ltd.	134,734	141,308
	Well Shin Technology Co. Ltd.	34,000	63,257
	Welldone Co.	8,000	13,124
	WELLELL, Inc.	24,000	20,645
	Wholetech System Hitech Ltd.	19,000	63,269

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	64,840	$288,178
#	Winbond Electronics Corp.	1,052,479	834,680
	Winmate, Inc.	6,000	27,086
	Winstek Semiconductor Co. Ltd.	28,000	111,737
	WinWay Technology Co. Ltd.	5,000	127,058
	Wisdom Marine Lines Co. Ltd.	158,236	330,634
*	Wiselink Co. Ltd.	3,000	10,928
#	Wistron Corp.	448,288	1,534,965
	Wistron Information Technology & Services Corp.	10,329	43,384
	Wistron NeWeb Corp.	112,796	517,617
	Wiwynn Corp.	11,000	782,530
	Wonderful Hi-Tech Co. Ltd.	44,357	51,915
#	Wowprime Corp.	35,184	253,318
	WPG Holdings Ltd.	425,520	1,149,255
	WT Microelectronics Co. Ltd.	102,829	469,431
	WUS Printed Circuit Co. Ltd.	70,735	106,031
	XinTec, Inc.	54,000	192,433
	Xxentria Technology Materials Corp.	45,700	102,386
	Ya Horng Electronic Co. Ltd.	6,000	11,325
	Yageo Corp.	45,440	866,745
#	Yang Ming Marine Transport Corp.	598,215	956,417
	Yankey Engineering Co. Ltd.	12,519	146,150
	YC INOX Co. Ltd.	93,094	72,602
	Yea Shin International Development Co. Ltd.	101,236	135,011
*	Yeh-Chiang Technology Corp.	10,000	11,582
	Yem Chio Co. Ltd.	185,936	119,180
#	Yen Sun Technology Corp.	11,000	21,294
#*	Yeong Guan Energy Technology Group Co. Ltd.	43,164	63,246
	YFC-Boneagle Electric Co. Ltd.	32,321	23,509
	YFY, Inc.	469,000	446,107
	Yi Jinn Industrial Co. Ltd.	92,800	71,152
	Yieh Phui Enterprise Co. Ltd.	366,212	172,837
	Yonyu Plastics Co. Ltd.	38,000	36,211
#	Young Fast Optoelectronics Co. Ltd.	30,000	53,074
	Youngtek Electronics Corp.	30,160	69,112
	Yuanta Financial Holding Co. Ltd.	1,619,938	1,519,559
	Yuanta Futures Co. Ltd.	15,792	39,608
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	58,694
#	Yulon Finance Corp.	94,223	426,852
#	Yulon Motor Co. Ltd.	239,536	502,506
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	33,972
	Yungshin Construction & Development Co. Ltd.	30,000	188,498
	YungShin Global Holding Corp.	42,800	64,157
	Yusin Holding Corp.	6,000	22,256
	Zeng Hsing Industrial Co. Ltd.	23,635	71,816
	Zenitron Corp.	78,000	84,770
	Zero One Technology Co. Ltd.	40,528	92,702
	Zhen Ding Technology Holding Ltd.	181,400	642,078
	Zig Sheng Industrial Co. Ltd.	168,000	76,785
#*	Zinwell Corp.	137,000	83,963
	Zippy Technology Corp.	45,000	74,554
#	Zyxel Group Corp.	79,944	101,105

TOTAL TAIWAN			239,387,098

THAILAND — (0.5%)
	AAPICO Hitech PCL	71,300	41,364
*	Absolute Clean Energy PCL	1,035,800	38,850
	Advanced Info Service PCL	74,900	399,157
	Advanced Information Technology PCL, Class F	290,300	33,683

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	AEON Thana Sinsap Thailand PCL	29,800	$129,862
	After You PCL	82,900	20,580
	Airports of Thailand PCL	162,100	285,403
	Allianz Ayudhya Capital PCL	9,200	9,495
	Amata Corp. PCL	274,900	168,382
	AP Thailand PCL	765,200	222,994
	Asia Plus Group Holdings PCL	679,600	48,779
	Asia Sermkij Leasing PCL, NVDR	24,600	11,152
	Asian Sea Corp. PCL, Class F	80,200	17,962
	Asset World Corp. PCL	682,200	80,995
	Assetwise PCL	49,300	10,709
	B Grimm Power PCL	108,000	75,040
	Bangchak Corp. PCL	461,800	523,357
	Bangchak Sriracha PCL	39,800	9,504
	Bangkok Airways PCL	185,500	87,594
	Bangkok Bank PCL	45,200	167,091
	Bangkok Bank PCL, NVDR	35,500	131,233
	Bangkok Chain Hospital PCL	223,000	120,947
	Bangkok Commercial Asset Management PCL	527,100	141,518
	Bangkok Dusit Medical Services PCL, Class F	530,500	415,124
	Bangkok Expressway & Metro PCL	677,440	151,720
	Bangkok Insurance PCL	15,100	118,975
*	Bangkok Land PCL	5,607,400	102,888
	Bangkok Life Assurance PCL, NVDR	137,800	66,929
	Banpu PCL	1,516,833	227,157
	Banpu Power PCL	99,800	38,509
	BCPG PCL	224,000	40,799
	BEC World PCL	309,452	40,414
#	Berli Jucker PCL	175,350	115,922
*	Better World Green PCL	1,758,200	21,823
*	Bound & Beyond PCL	18,400	4,791
#	BTS Group Holdings PCL	679,500	116,428
	Bumrungrad Hospital PCL	60,900	402,604
	Cal-Comp Electronics Thailand PCL, Class F	1,521,743	92,799
	Carabao Group PCL, Class F	45,100	83,361
	Central Pattana PCL	108,400	185,737
*	Central Plaza Hotel PCL	65,900	80,019
	Central Retail Corp. PCL	227,375	211,669
	CH Karnchang PCL	232,300	142,288
	Charoen Pokphand Foods PCL	552,377	295,118
	Chayo Group PCL	214,900	25,630
#	Chularat Hospital PCL, Class F	1,709,500	133,771
#	CK Power PCL	271,900	28,613
	Com7 PCL, Class F	208,300	102,857
*	Country Group Development PCL	764,000	7,009
	CP ALL PCL	119,700	185,719
	Delta Electronics Thailand PCL	151,500	286,158
	Dhipaya Group Holdings PCL	133,200	109,622
	Diamond Building Products PCL	85,800	18,521
	Dohome PCL	74,540	21,722
	Dynasty Ceramic PCL	1,370,220	66,921
	Eastern Polymer Group PCL, Class F	259,000	47,872
	Eastern Water Resources Development & Management PCL, Class F	233,400	22,043
	Ekachai Medical Care PCL	95,300	19,929
	Electricity Generating PCL	27,900	84,694
	Energy Absolute PCL	185,800	154,165
	Exotic Food PCL, Class F	42,200	34,730
	Forth Corp. PCL	71,200	31,508
	Frasers Property Thailand PCL	25,000	9,714

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	GFPT PCL	118,400	$41,213
	Global Green Chemicals PCL, Class F	117,000	25,099
	Global Power Synergy PCL, Class F	50,831	67,208
*	Green Tech Ventures PCL, Class F	1,921,500	7,777
	Gulf Energy Development PCL	78,400	85,148
	Gunkul Engineering PCL	948,800	66,052
	Haad Thip PCL	60,800	29,366
	Hana Microelectronics PCL	159,200	166,460
	Heng Leasing & Capital PCL	169,400	7,451
	Home Product Center PCL	636,320	178,568
	Ichitan Group PCL	223,800	109,303
	Index Livingmall PCL	63,600	35,696
	Indorama Ventures PCL	235,200	151,681
#	Intouch Holdings PCL, Class F	10,900	19,706
	IRPC PCL	2,471,700	131,388
	IT City PCL	21,800	2,035
*	Italian-Thai Development PCL	1,448,300	28,528
	Jasmine International PCL	1,589,900	137,282
*	Jasmine Technology Solution PCL	12,300	16,761
#*	Jaymart Group Holdings PCL	154,700	58,440
	JMT Network Services PCL	145,680	81,370
	Karmarts PCL	338,400	146,098
	Kasikornbank PCL	27,800	97,893
	KCE Electronics PCL	186,800	197,839
	KGI Securities Thailand PCL	504,800	60,206
#	Khon Kaen Sugar Industry PCL	625,296	40,157
#	Kiatnakin Phatra Bank PCL	90,400	126,843
	Krung Thai Bank PCL	312,000	141,436
	Krungthai Card PCL	128,800	149,444
	Lalin Property PCL	23,700	4,764
	Land & Houses PCL	1,213,500	243,944
	Land & Houses PCL, NVDR	108,300	21,771
	Lanna Resources PCL	121,200	46,112
	LH Financial Group PCL	1,555,400	40,711
	Loxley PCL	909,200	36,309
	LPN Development PCL	565,100	53,064
	Major Cineplex Group PCL	140,100	55,949
*	Malee Group PCL	56,000	20,702
	MBK PCL	284,412	130,464
	MC Group PCL	93,300	30,966
	MCS Steel PCL	101,800	21,975
*	MDX PCL	63,100	5,959
	Mega Lifesciences PCL	117,700	130,213
	Minor International PCL	427,146	380,351
	MK Restaurants Group PCL	60,200	60,509
#	Muangthai Capital PCL	124,500	152,853
	Namyong Terminal PCL	161,200	19,139
	Netbay PCL	22,700	12,373
	Ngern Tid Lor PCL	252,868	142,605
	Noble Development PCL	162,000	16,261
	Nonthavej Hospital PCL	10,100	9,607
	Northeast Rubber PCL	278,200	41,662
*	Nusasiri PCL	1,219,100	9,869
	Origin Property PCL, Class F	315,200	60,386
	Osotspa PCL	244,600	141,902
	Plan B Media PCL, Class F	667,764	150,454
*	Platinum Group PCL, Class F	367,600	24,996
	Polyplex Thailand PCL	171,000	44,065
	Praram 9 Hospital PCL	83,800	43,867

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Precious Shipping PCL	252,100	$53,400
	Prima Marine PCL	355,600	73,404
	Property Perfect PCL	3,542,385	23,896
	Pruksa Holding PCL	285,400	89,332
*	PSG Corp. PCL	690,900	11,559
	PTG Energy PCL	374,700	88,468
	PTT Exploration & Production PCL	257,700	1,088,237
	PTT Global Chemical PCL	223,300	221,432
	PTT Oil & Retail Business PCL	130,400	65,798
	PTT PCL	1,306,600	1,189,902
	Quality Houses PCL	2,775,632	163,272
	R&B Food Supply PCL	50,900	15,383
*	Rabbit Holdings PCL, Class F	4,054,534	43,762
*	Raimon Land PCL	1,256,400	16,951
	Rajthanee Hospital PCL	75,000	51,100
	Ramkhamhaeng Hospital PCL, Class F	8,800	7,420
#	Ratch Group PCL	133,400	103,488
	Ratchaphruek Hospital PCL, Class F	70,600	11,621
	Ratchthani Leasing PCL	855,510	55,403
	Regional Container Lines PCL	140,400	78,042
*	Roctec Global PCL	280,600	5,906
	Rojana Industrial Park PCL	322,357	67,411
	RS PCL	190,710	66,898
	S Hotels & Resorts PCL	352,500	23,399
	Sabina PCL	76,585	53,213
	Sabuy Technology PCL	187,800	12,669
	Saha Pathana Inter-Holding PCL	18,900	35,189
	Saha Pathanapibul PCL	6,200	10,540
	Sahamitr Pressure Container PCL	69,300	17,858
	Saha-Union PCL	22,400	17,679
	Saksiam Leasing PCL	176,300	23,120
*	Samart Corp. PCL	126,000	20,909
	Sansiri PCL	4,857,500	222,821
	Sappe PCL	33,800	88,923
	SC Asset Corp. PCL	708,025	72,216
	SCB X PCL	77,300	222,138
	SCG Ceramics PCL	312,000	8,335
	SCG Packaging PCL	92,500	81,118
	Sermsang Power Corp. Co. Ltd.	81,457	17,144
*	Seven Utilities & Power PLC	442,500	4,060
	Siam Cement PCL, NVDR	5,100	34,266
	Siam Cement PCL	25,700	172,674
	Siam City Cement PCL	16,168	60,641
#	Siam Global House PCL	98,523	43,067
	Siam Wellness Group PCL, Class F	183,000	40,738
	Siamgas & Petrochemicals PCL	221,200	45,959
	Sikarin PCL, Class F	215,200	59,229
	Singer Thailand PCL	51,800	14,117
	Singha Estate PCL	496,000	10,975
	Sino-Thai Engineering & Construction PCL	203,400	58,726
	SISB PCL	37,500	39,210
	Somboon Advance Technology PCL	74,100	32,791
	SPCG PCL	175,825	53,611
	Sri Trang Agro-Industry PCL	363,040	171,430
	Sri Trang Gloves Thailand PCL	340,700	85,037
#	Srinanaporn Marketing PCL	92,100	41,999
	Srisawad Capital 1969 PCL	337,200	25,295
	Srisawad Corp. PCL	152,467	168,676
	Srivichai Vejvivat PCL	95,700	20,788

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Star Petroleum Refining PCL	482,813	$104,223
	Stars Microelectronics Thailand PCL	165,500	12,325
*	STP & I PCL	412,920	35,654
	Supalai PCL	498,100	266,119
*	Super Energy Corp. PCL	5,584,020	46,709
	Susco PCL	111,200	12,002
	SVI PCL	101,500	18,624
	Syntec Construction PCL	242,400	11,773
	TAC Consumer PCL, Class F	98,800	14,529
	Taokaenoi Food & Marketing PCL, Class F	197,000	55,283
	Tata Steel Thailand PCL	988,400	20,536
	Thai Nakarin Hospital PCL	12,500	11,932
	Thai Oil PCL	234,784	345,271
	Thai Stanley Electric PCL, Class F	8,800	51,527
	Thai Union Group PCL, Class F	547,800	220,243
	Thai Vegetable Oil PCL	161,250	86,151
	Thai Wah PCL, Class F	134,500	13,864
	Thaicom PCL	188,200	65,002
	Thaifoods Group PCL, Class F	489,900	50,233
	Thanachart Capital PCL	97,700	129,177
	Thonburi Healthcare Group PCL	74,300	80,194
	Thoresen Thai Agencies PCL	544,900	92,630
	Tipco Asphalt PCL	208,200	89,887
	TIPCO Foods PCL	132,600	35,422
	Tisco Financial Group PCL, NVDR	31,000	81,348
	Tisco Financial Group PCL	37,100	97,355
	TKS Technologies PCL	86,100	18,818
	TMBThanachart Bank PCL	2,923,949	142,805
	TMT Steel PCL	109,200	15,617
	TOA Paint Thailand PCL	134,000	91,298
	TPI Polene PCL	2,384,500	88,148
	TPI Polene Power PCL	801,627	71,813
	TQM Alpha PCL	74,800	50,459
*	True Corp. PCL	2,261,993	482,184
	TTW PCL	254,500	61,805
	Union Auction PCL	164,600	40,195
	United Paper PCL	73,700	22,870
	Univanich Palm Oil PCL	213,600	49,855
	Univentures PCL	250,700	13,800
	Vanachai Group PCL	72,500	6,651
	VGI PCL	1,224,150	56,484
	WHA Corp. PCL	528,700	71,330
	WHA Utilities & Power PCL	205,600	21,636
*	Xspring Capital PCL	1,577,100	48,513
*	YGGDRAZIL Group PCL	78,400	14,280

TOTAL THAILAND			20,801,392

TURKEY — (0.3%)
	Akbank TAS	274,539	505,313
	Aksa Akrilik Kimya Sanayii AS	84,735	305,053
	Aksa Enerji Uretim AS	135,820	161,220
	Alarko Holding AS	38,338	137,789
*	Albaraka Turk Katilim Bankasi AS	411,937	63,707
*	Alkim Alkali Kimya AS	26,857	33,402
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	166,491
	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,237	74,575
	Anadolu Hayat Emeklilik AS	37,705	64,702
	Arcelik AS	36,663	195,788
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	39,087

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Bera Holding AS	237,186	$139,056
	BIM Birlesik Magazalar AS	40,857	488,116
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	10,522	195,281
	Borusan Yatirim ve Pazarlama AS	421	41,926
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	13,410
	Cimsa Cimento Sanayi VE Ticaret AS	101,808	100,638
	Coca-Cola Icecek AS	30,091	674,438
	Dogan Sirketler Grubu Holding AS	492,406	221,525
	EGE Endustri VE Ticaret AS	351	189,716
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	66,257
Ω	Enerjisa Enerji AS	61,562	129,051
	Enka Insaat ve Sanayi AS	92,855	110,024
	Eregli Demir ve Celik Fabrikalari TAS	35,118	46,607
	Ford Otomotiv Sanayi AS	11,312	389,632
	Global Yatirim Holding AS	120,279	50,334
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	41,076
	GSD Holding AS	65,759	8,877
*	Gubre Fabrikalari TAS	6,467	30,787
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	32,094
*	Is Finansal Kiralama AS	35,715	12,759
	Is Yatirim Menkul Degerler AS, Class A	413,087	477,418
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	24,485
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	159,391
	KOC Holding AS	38,439	268,269
*	Kordsa Teknik Tekstil AS	17,841	55,150
	Koza Altin Isletmeleri AS	221,214	158,899
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	62,007
	Logo Yazilim Sanayi Ve Ticaret AS	28,547	79,716
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	69,056	196,876
	Migros Ticaret AS	38,967	531,069
*Ω	MLP Saglik Hizmetleri AS	5,480	39,615
*	NET Holding AS	46,404	44,347
	Nuh Cimento Sanayi AS	13,762	130,014
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	35,335
	Otokar Otomotiv Ve Savunma Sanayi AS	9,995	161,743
*	Oyak Cimento Fabrikalari AS	17,621	32,955
*	Pegasus Hava Tasimaciligi AS	8,731	277,961
*	Petkim Petrokimya Holding AS	190,463	121,736
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	124,251	129,796
	Sekerbank Turk AS	221,351	33,154
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	101,395
	Sok Marketler Ticaret AS	14,028	25,153
*	TAV Havalimanlari Holding AS	65,236	441,982
	Tekfen Holding AS	54,325	86,916
*	Teknosa Ic Ve Dis Ticaret AS	29,428	36,643
	Tofas Turk Otomobil Fabrikasi AS	33,556	285,201
*	Turk Hava Yollari AO.	151,960	1,528,464
*	Turk Telekomunikasyon AS	64,091	79,782
	Turkcell Iletisim Hizmetleri AS	237,210	590,546
	Turkiye Petrol Rafinerileri AS	37,450	226,090
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	41,033
	Turkiye Sise ve Cam Fabrikalari AS	216,994	337,048
*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	42,760
*	Ulker Biskuvi Sanayi AS	49,077	172,947
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	84,951
	Yapi ve Kredi Bankasi AS	548,219	548,972
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	60,556
*	Zorlu Enerji Elektrik Uretim AS	297,691	60,750

TOTAL TURKEY			12,499,856

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	554,473	$1,259,033
	Abu Dhabi Islamic Bank PJSC	444,765	1,352,211
	Abu Dhabi National Hotels	1,333,729	231,265
	Abu Dhabi National Insurance Co. PSC	21,800	34,345
	Abu Dhabi National Oil Co. for Distribution PJSC	556,209	528,026
*	Abu Dhabi Ports Co. PJSC	140,112	221,699
	Abu Dhabi Ship Building Co. PJSC	10,866	12,033
	ADNOC Drilling Co. PJSC	398,956	419,119
*	Agility Global PLC	682,622	241,610
	Agthia Group PJSC	119,231	185,376
	Air Arabia PJSC	731,475	532,591
*	Ajman Bank PJSC	308,456	157,603
*	AL Seer Marine Supplies & Equipment Co. LLC	68,709	90,300
	AL Yah Satellite Communications Co-PJSC-Yah Sat	344,266	224,786
	Aldar Properties PJSC	686,809	1,020,678
*	Alpha Dhabi Holding PJSC	16,797	64,567
	Amanat Holdings PJSC	473,891	134,239
*	Amlak Finance PJSC	316,009	67,771
*	Apex Investment Co. PSC	211,123	102,162
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	243,314	171,146
*	Bayanat AI PLC.	63,172	48,898
	Burjeel Holdings PLC	305,630	244,205
	Dana Gas PJSC	2,096,637	393,726
	Deyaar Development PJSC	530,218	108,261
	Dubai Electricity & Water Authority PJSC	736,350	470,849
	Dubai Financial Market PJSC	428,201	160,557
	Dubai Investments PJSC	838,695	498,543
	Dubai Islamic Bank PJSC	937,547	1,419,496
	Emaar Development PJSC	415,278	943,411
	Emaar Properties PJSC	1,428,714	3,194,741
	Emirates Central Cooling Systems Corp.	255,245	110,512
	Emirates Driving Co.	104,206	84,184
	Emirates Integrated Telecommunications Co. PJSC	242,811	386,628
	Emirates NBD Bank PJSC	462,580	2,142,045
*	Emirates Reem Investments PJSC	18,399	13,113
	Emirates Telecommunications Group Co. PJSC	226,022	1,046,142
*	EMSTEEL Building Materials PJSC	689,064	267,925
*	Eshraq Investments PJSC	555,277	48,453
	Fertiglobe PLC	417,608	316,502
	First Abu Dhabi Bank PJSC	240,057	816,141
*	Ghitha Holding PJSC	9,279	89,899
*	Gulf Navigation Holding PJSC	41,242	82,447
*	Gulf Pharmaceutical Industries PSC	102,715	26,300
*	Manazel PJSC	560,892	58,022
*	Multiply Group PJSC	1,551,986	970,965
	National Central Cooling Co. PJSC	61,089	50,567
*	National Corp. for Tourism & Hotels	71,717	59,359
	Palms Sports PrJSC	10,658	28,400
	RAK Properties PJSC	448,701	149,352
	Ras Al Khaimah Ceramics.	179,040	134,481
	Salik Co. PJSC	238,642	224,609
*	Shuaa Capital PSC	558,798	19,930
	Taaleem Holdings PJSC	29,415	29,947
	TECOM Group PJSC	81,965	61,539
*	Union Properties PJSC	961,862	112,609

TOTAL UNITED ARAB EMIRATES			21,863,318

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (8.5%)
	3i Group PLC	173,852	$6,211,287
	4imprint Group PLC	9,332	721,253
	abrdn PLC	709,080	1,293,065
*	Accesso Technology Group PLC	4,553	37,535
*	Accrol Group Holdings PLC	40,437	19,321
*	Accsys Technologies PLC	1,612	1,103
	Admiral Group PLC	41,894	1,425,952
	Advanced Medical Solutions Group PLC	48,082	113,947
	AG Barr PLC	27,400	195,063
Ω	Airtel Africa PLC	373,967	516,431
	AJ Bell PLC	106,007	427,427
Ω	Alfa Financial Software Holdings PLC	42,001	90,416
	Alliance Pharma PLC	108,493	46,090
	Anglo American PLC	113,579	3,711,473
	Anglo-Eastern Plantations PLC	5,576	49,247
	Anglogold Ashanti PLC	38,625	887,989
	Antofagasta PLC	26,624	730,344
*	AO World PLC	43,874	57,608
	Argentex Group PLC	11,174	6,169
#*	Ascential PLC	92,003	357,721
	Ashmore Group PLC	93,014	224,165
	Ashtead Group PLC	59,713	4,335,874
	Ashtead Technology Holdings PLC	14,133	143,907
#*	ASOS PLC	1,336	5,559
	Associated British Foods PLC	42,973	1,422,307
*Ω	Aston Martin Lagonda Global Holdings PLC	9,943	18,355
	AstraZeneca PLC, Sponsored ADR	92,295	7,003,345
	AstraZeneca PLC	47,070	7,119,284
	Atalaya Mining PLC	19,877	110,148
*	Auction Technology Group PLC	14,201	87,869
Ω	Auto Trader Group PLC	197,470	1,711,962
	Aviva PLC	291,346	1,691,600
	Avon Rubber PLC	7,418	110,364
	B&M European Value Retail SA	246,672	1,591,915
	Babcock International Group PLC	259,323	1,641,004
	BAE Systems PLC	101,491	1,688,020
Ω	Bakkavor Group PLC	63,468	95,853
	Balfour Beatty PLC	170,034	771,101
	Bank of Georgia Group PLC	18,144	1,214,905
#	Barclays PLC, Sponsored ADR	188,100	1,926,144
	Barclays PLC	1,015,658	2,560,771
	Barratt Developments PLC	247,896	1,400,642
	Beazley PLC	109,699	907,624
	Begbies Traynor Group PLC	13,528	18,365
	Bellway PLC	48,541	1,525,438
	Berkeley Group Holdings PLC	24,076	1,413,880
	Bloomsbury Publishing PLC	27,878	185,360
	Bodycote PLC	80,251	690,295
#*	boohoo Group PLC	222,867	92,885
	BP PLC, Sponsored ADR	396,055	15,355,052
	BP PLC	266,095	1,715,152
	Braemar PLC	11,607	40,132
	Breedon Group PLC	79,543	357,414
Ω	Bridgepoint Group PLC	42,049	119,006
	British American Tobacco PLC	152,310	4,471,254
	Britvic PLC	100,228	1,105,288
	Brooks Macdonald Group PLC	2,494	59,684
	BT Group PLC	2,119,404	2,710,301
	Bunzl PLC	25,699	985,500

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Burberry Group PLC	59,305	$848,574
	Burford Capital Ltd.	49,954	769,738
	Bytes Technology Group PLC	97,010	591,071
	C&C Group PLC	129,818	266,098
*	Capita PLC	396,458	66,360
	Capital Ltd.	42,967	55,487
	Capricorn Energy PLC	38,316	81,212
*	Card Factory PLC	119,515	162,378
*	Carnival PLC	4,905	65,769
*	Carnival PLC, ADR	650	8,710
	Castings PLC	1,541	7,177
	Centamin PLC	537,385	811,490
	Central Asia Metals PLC	51,845	135,106
	Centrica PLC	1,986,253	3,170,599
	Chemring Group PLC	38,755	181,122
	Chesnara PLC	92,760	290,866
	Clarkson PLC	5,180	251,064
	Close Brothers Group PLC	65,001	369,402
Ω	CMC Markets PLC	51,240	167,470
	Coats Group PLC	445,207	450,780
	Coca-Cola HBC AG	13,388	432,147
	Cohort PLC	4,887	45,650
	Compass Group PLC	102,564	2,852,676
	Computacenter PLC	27,861	893,228
Ω	ConvaTec Group PLC	174,247	542,137
	Costain Group PLC	74,914	77,497
	Cranswick PLC	16,543	888,447
	Crest Nicholson Holdings PLC	104,000	240,070
	Croda International PLC	5,514	315,835
*	Currys PLC	733,383	565,847
	CVS Group PLC	22,253	270,962
*	Darktrace PLC	122,567	914,944
	DCC PLC	28,035	1,914,529
*	De La Rue PLC	47,772	56,299
*Ω	Deliveroo PLC	8,142	13,583
	DFS Furniture PLC	79,112	114,572
	Diageo PLC, Sponsored ADR	20,164	2,785,858
	Diageo PLC	46,858	1,619,397
	Diploma PLC	17,960	811,802
	Direct Line Insurance Group PLC	348,514	809,146
	DiscoverIE Group PLC	13,612	118,799
	Domino’s Pizza Group PLC	110,666	448,626
	dotdigital group PLC	20,752	24,123
	Dowlais Group PLC	425,460	432,427
	Dr Martens PLC	55,801	52,951
	Drax Group PLC	119,858	776,337
	DS Smith PLC	434,940	1,894,830
	Dunelm Group PLC	41,981	528,866
	easyJet PLC	69,018	462,286
	Ecora Resources PLC	55,621	57,080
*	EKF Diagnostics Holdings PLC	10,269	3,698
*	Elementis PLC	173,173	304,495
	Energean PLC	56,289	771,964
*	EnQuest PLC	686,836	142,551
	Entain PLC	90,571	883,633
	Epwin Group PLC	22,733	25,856
	Essentra PLC	79,859	175,508
*††	Evraz PLC	100,308	0
	Experian PLC	62,097	2,504,617

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	FDM Group Holdings PLC	26,848	$116,720
	Firstgroup PLC	321,113	650,512
	Flowtech Fluidpower PLC	12,279	17,177
	Foresight Group Holdings Ltd.	13,660	75,351
Ω	Forterra PLC	64,879	132,543
	Foxtons Group PLC	102,232	73,972
*	Frasers Group PLC	49,437	503,100
	Fresnillo PLC	13,196	91,393
	Fuller Smith & Turner PLC, Class A	14,301	108,036
*	Fund Technologies PLC	3,342	53,256
*Ω	Funding Circle Holdings PLC	26,689	21,815
	Future PLC	15,075	124,450
	Galliford Try Holdings PLC	23,392	70,341
	Games Workshop Group PLC	11,619	1,436,040
*	Gaming Realms PLC	58,159	26,737
	Gamma Communications PLC	17,469	284,693
	GB Group PLC	77,440	278,189
*	Gem Diamonds Ltd.	49,479	5,596
	Genel Energy PLC	74,358	79,356
	Genuit Group PLC	71,508	386,482
*	Georgia Capital PLC	16,710	283,906
	Glencore PLC	1,575,387	9,166,484
*Ω	Global Ports Holding PLC	9,517	25,796
	Gooch & Housego PLC	5,311	36,476
	Goodwin PLC	208	17,794
	Grafton Group PLC	62,669	737,127
	Grainger PLC	268,564	856,796
*	Greencore Group PLC	149,646	244,795
	Greggs PLC	41,462	1,403,155
	GSK PLC	149,747	3,106,796
#	GSK PLC, Sponsored ADR	84,736	3,511,460
*	Gulf Keystone Petroleum Ltd.	133,545	196,210
*	Gulf Marine Services PLC	49,766	13,485
*Ω	Gym Group PLC	51,692	70,815
	H&T Group PLC	7,316	38,371
	Haleon PLC	199,265	841,564
#	Haleon PLC, ADR	61,528	524,834
	Halfords Group PLC	98,895	185,716
	Halma PLC	23,348	639,895
	Harbour Energy PLC	233,901	835,839
	Hargreaves Lansdown PLC	121,646	1,229,274
	Hargreaves Services PLC	7,815	55,513
	Harworth Group PLC	45,760	79,269
	Hays PLC	486,139	558,256
	Headlam Group PLC	18,512	40,636
	Helical PLC	54,416	138,489
*	Helios Towers PLC	182,104	222,350
	Henry Boot PLC	27,681	64,362
	Hikma Pharmaceuticals PLC	32,924	790,524
	Hill & Smith PLC	26,470	621,310
	Hilton Food Group PLC	21,966	250,128
	Hiscox Ltd.	91,856	1,408,692
*	Hochschild Mining PLC	136,754	263,985
	Hollywood Bowl Group PLC	57,771	246,357
*Ω	Hostelworld Group PLC	8,283	16,558
	Howden Joinery Group PLC	194,268	2,114,552
	HSBC Holdings PLC	462,320	4,007,367
	HSBC Holdings PLC, Sponsored ADR	229,718	10,011,110
	Hunting PLC	61,942	275,304

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Ibstock PLC	125,965	$232,322
	IDOX PLC	32,237	26,273
	IG Group Holdings PLC	122,833	1,146,185
	IMI PLC	98,926	2,154,876
	Impax Asset Management Group PLC	19,265	106,681
	Imperial Brands PLC	131,018	2,993,781
	Inchcape PLC	148,308	1,478,174
*	Indivior PLC	61,194	1,098,512
	Informa PLC	156,879	1,553,083
	IntegraFin Holdings PLC	61,784	230,097
	InterContinental Hotels Group PLC, ADR	13,252	1,303,375
	InterContinental Hotels Group PLC	2,901	282,925
	Intermediate Capital Group PLC	76,560	1,995,441
*	International Distributions Services PLC	293,304	988,315
	International Personal Finance PLC	103,656	134,915
	Intertek Group PLC	37,463	2,305,717
	Investec PLC	174,636	1,106,194
	iomart Group PLC	17,289	27,804
	IP Group PLC	415,262	248,504
#*	IQE PLC	250,080	89,163
*	ITM Power PLC	11,679	7,467
	ITV PLC	1,065,931	935,224
*	IWG PLC	286,038	660,397
*	J D Wetherspoon PLC	29,871	269,662
	J Sainsbury PLC	505,272	1,657,381
*	James Fisher & Sons PLC	16,129	55,465
	James Halstead PLC	20,073	50,003
	JD Sports Fashion PLC	572,902	820,209
	JET2 PLC	20,824	372,388
*	John Wood Group PLC	274,650	506,791
	Johnson Matthey PLC	16,987	372,021
	Johnson Service Group PLC	113,318	182,704
	Jupiter Fund Management PLC	194,957	187,926
*Ω	Just Eat Takeaway.com NV	13,354	194,365
	Just Group PLC	331,163	425,864
	Kainos Group PLC	22,073	270,630
	Keller Group PLC	53,847	738,835
	Kier Group PLC	140,860	235,652
	Kingfisher PLC	538,248	1,657,978
	Kitwave Group PLC	3,570	17,266
	Knights Group Holdings PLC	2,097	3,377
	Lancashire Holdings Ltd.	82,242	622,982
	Learning Technologies Group PLC	4,309	3,943
	Legal & General Group PLC	738,085	2,166,648
	Liontrust Asset Management PLC	8,233	69,268
	Lloyds Banking Group PLC	6,023,560	3,887,501
	Lloyds Banking Group PLC, ADR	203,264	520,356
	Lok’nStore Group PLC	2,416	33,406
	London Investment Group PLC	2,223	9,355
	London Stock Exchange Group PLC	14,986	1,652,058
	LSL Property Services PLC	21,252	79,203
Ω	Luceco PLC	17,334	35,640
	M&C Saatchi PLC	17,375	40,726
	M&G PLC	537,791	1,346,375
	Macfarlane Group PLC	47,125	85,337
	Man Group PLC	521,841	1,673,493
	Marks & Spencer Group PLC	817,287	2,603,828
	Marshalls PLC	64,685	216,237
*	Marston’s PLC	338,990	118,169

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	McBride PLC	36,530	$50,736
	Me Group International PLC	131,516	262,835
	Mears Group PLC	47,911	216,083
	Melrose Industries PLC	295,261	2,319,667
#*	Metro Bank Holdings PLC	34,840	14,555
	Midwich Group PLC	11,791	62,168
*	Mitchells & Butlers PLC	152,597	459,453
	Mitie Group PLC	362,970	526,830
	MJ Gleeson PLC	15,205	95,132
	Mobico Group PLC	200,469	138,237
	Mondi PLC	119,634	2,267,237
	Moneysupermarket.com Group PLC	190,819	511,240
*	Moonpig Group PLC	34,811	67,740
	Morgan Advanced Materials PLC	103,814	405,728
	Morgan Sindall Group PLC	15,768	444,589
	Mortgage Advice Bureau Holdings Ltd.	4,949	53,434
*	Motorpoint group PLC	16,165	28,165
	MP Evans Group PLC	7,811	81,724
*	N Brown Group PLC	24,360	4,351
	National Grid PLC	37,749	495,159
#	National Grid PLC, Sponsored ADR	24,845	1,655,919
	NatWest Group PLC	332,763	1,255,974
#	NatWest Group PLC, Sponsored ADR	158,532	1,220,700
	NCC Group PLC	76,123	128,705
	Next 15 Group PLC	27,850	311,776
	Next PLC	15,976	1,791,836
*	Nexxen International Ltd., ADR	968	5,237
	Ninety One PLC	119,678	248,908
	Norcros PLC	22,747	52,169
*	Ocado Group PLC	4,806	21,042
*Ω	On the Beach Group PLC	18,488	33,235
	OSB Group PLC	122,927	629,473
	Oxford Instruments PLC	14,863	417,165
*	Oxford Nanopore Technologies PLC	24,608	30,228
	Pagegroup PLC	127,543	708,761
	Pan African Resources PLC	656,500	198,457
	Paragon Banking Group PLC	89,126	794,835
	PayPoint PLC	18,753	123,508
	Pearson PLC, Sponsored ADR	104,514	1,272,981
	Pennon Group PLC	55,562	462,168
	Persimmon PLC	87,534	1,417,440
*	Petra Diamonds Ltd.	51,390	31,212
	Pets at Home Group PLC	171,299	625,349
	Pharos Energy PLC	110,586	32,480
	Phoenix Group Holdings PLC	140,348	854,818
*	Phoenix Spree Deutschland Ltd.	8,343	15,244
	Pinewood Technologies Group PLC	25,427	105,753
*	Playtech PLC	71,742	473,924
	Plus500 Ltd.	34,070	921,584
	Polar Capital Holdings PLC	17,189	116,436
	Porvair PLC	4,392	33,664
	PPHE Hotel Group Ltd.	4,166	76,760
	Premier Foods PLC	346,159	695,468
	Prudential PLC, ADR	34,364	603,432
	Prudential PLC	101,015	878,563
#*	PureTech Health PLC	62,112	167,337
	PZ Cussons PLC	72,670	91,680
	QinetiQ Group PLC	154,165	657,928
Ω	Quilter PLC	517,514	707,843

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Rank Group PLC	70,508	$73,400
	Rathbones Group PLC	9,158	186,462
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	212,964	195,958
	Reckitt Benckiser Group PLC	53,849	3,010,536
	Record PLC	26,759	20,725
	Redde Northgate PLC	92,447	442,081
	Redrow PLC	130,235	1,047,087
#	RELX PLC, Sponsored ADR	52,014	2,142,440
	RELX PLC	86,730	3,565,296
	Renew Holdings PLC	14,848	175,756
*	Renewi PLC	29,279	205,519
	Renishaw PLC	5,715	294,676
*	Renold PLC	76,389	47,249
	Rentokil Initial PLC	125,129	631,648
	RHI Magnesita NV	6,366	286,386
	Ricardo PLC	11,713	66,544
	Rightmove PLC	268,383	1,719,208
	Rio Tinto PLC	2,919	197,502
#	Rio Tinto PLC, Sponsored ADR	39,508	2,679,828
	Robert Walters PLC	14,202	70,335
*	Rockhopper Exploration PLC	103,894	17,674
*	Rolls-Royce Holdings PLC	909,443	4,663,645
	Rotork PLC	242,247	973,817
	RS Group PLC	89,755	822,228
	RWS Holdings PLC	89,535	192,818
	S&U PLC	1,185	28,404
*	S4 Capital PLC	21,078	12,836
Ω	Sabre Insurance Group PLC	54,083	108,347
*	Saga PLC	40,900	53,811
	Sage Group PLC	59,886	868,401
*	Savannah Energy PLC	205,545	71,915
	Savills PLC	56,587	764,790
	Schroders PLC	116,098	508,983
	Secure Trust Bank PLC	4,722	41,502
	Senior PLC	105,948	215,532
	Serco Group PLC	393,560	897,592
	Serica Energy PLC	19,552	45,274
	Severfield PLC	84,041	70,859
	Severn Trent PLC	41,576	1,281,550
	Shell PLC	37,847	1,345,409
	Shell PLC, ADR	433,805	31,086,466
*	SIG PLC	245,058	79,925
*	Sigmaroc PLC	47,898	39,059
	Sirius Real Estate Ltd.	278,299	338,486
#	Smith & Nephew PLC, Sponsored ADR	7,245	174,822
	Smith & Nephew PLC	34,340	416,051
	Smiths Group PLC	37,720	760,434
	Softcat PLC	48,702	953,259
*	SolGold PLC	234,479	26,803
	Spectris PLC	19,584	810,056
	Speedy Hire PLC	195,133	67,291
	Spirax-Sarco Engineering PLC	5,177	569,683
Ω	Spire Healthcare Group PLC	93,859	288,466
	Spirent Communications PLC	160,726	388,519
	SSE PLC	59,952	1,246,186
	SSP Group PLC	228,290	558,555
	St. James’s Place PLC	61,562	333,130
	Standard Chartered PLC	310,696	2,669,357

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	SThree PLC	43,306	$228,850
	Strix Group PLC	44,538	42,897
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	18,322
*	Synthomer PLC	59,262	191,787
	Tate & Lyle PLC	116,411	954,407
	Tatton Asset Management PLC	7,386	52,228
	Taylor Wimpey PLC	978,939	1,604,112
	TBC Bank Group PLC	11,543	498,012
	Team Internet Group PLC	29,590	51,021
	Telecom Plus PLC	25,673	556,759
	Tesco PLC	918,715	3,391,959
*	THG PLC	233,920	184,408
Ω	TI Fluid Systems PLC	101,976	175,453
	Topps Tiles PLC	69,344	37,225
	TP ICAP Group PLC	296,612	767,821
*Ω	Trainline PLC	37,559	139,656
	Travis Perkins PLC	86,724	811,765
	Treatt PLC	8,368	50,631
	Trifast PLC	24,484	23,596
	TT Electronics PLC	80,929	179,992
#*	Tullow Oil PLC	313,425	141,562
	Tyman PLC	65,265	306,130
	Ultimate Products PLC	6,327	13,843
	Unilever PLC, Sponsored ADR	102,959	5,338,424
	Unilever PLC	30,130	1,558,609
	United Utilities Group PLC	105,318	1,372,838
	Vanquis Banking Group PLC	77,415	46,422
	Vertu Motors PLC	184,858	162,613
	Vesuvius PLC	81,879	488,880
#*	Victoria PLC	2,360	5,704
	Victorian Plumbing Group PLC	23,086	22,138
	Victrex PLC	13,575	214,235
	Videndum PLC	15,306	52,740
	Virgin Money U.K. PLC	435,964	1,159,176
	Vistry Group PLC	119,177	1,770,328
	Vodafone Group PLC	3,605,212	3,040,280
	Vodafone Group PLC, Sponsored ADR	1,833	15,416
	Volex PLC	26,053	104,786
	Volution Group PLC	35,726	192,581
	Vp PLC	1,242	9,793
*Ω	Watches of Switzerland Group PLC	76,240	319,795
	Watkin Jones PLC	52,943	29,359
	Weir Group PLC	43,953	1,121,565
	WH Smith PLC	44,953	614,880
	Whitbread PLC	37,621	1,482,748
	Wickes Group PLC	91,550	165,422
	Wilmington PLC	8,381	38,274
*	Wise PLC, Class A	21,012	201,935
*Ω	Wizz Air Holdings PLC	1,105	30,570
#	WPP PLC, Sponsored ADR	6,291	316,752
	WPP PLC	58,157	582,917
*	Xaar PLC	14,848	21,562
	XPS Pensions Group PLC	15,239	50,661
	Young & Co.’s Brewery PLC	4,565	34,668
	Young & Co.’s Brewery PLC, Class A	7,260	89,232
	Zotefoams PLC	2,604	12,732

TOTAL UNITED KINGDOM			344,322,584

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»

UNITED STATES — (0.2%)
	ADTRAN Holdings, Inc.	21,109	$92,896
	CRH PLC	56,082	4,341,868
#	Diversified Energy Co. PLC	15,621	217,489
*Ω	HUUUGE, Inc.	11,535	70,272
	Newmont Corp., CDI	42,860	1,735,334
	Noble Corp. PLC	2,913	129,021
*	Powerfleet, Inc. NJ	14,874	71,139

TOTAL UNITED STATES			6,658,019

TOTAL COMMON STOCKS			3,901,599,821

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
*	Alpargatas SA	61,393	111,847
	Banco ABC Brasil SA, 6.724%	40,195	179,200
*	Banco ABC Brasil SA	1,151	5,069
Ω	Banco BMG SA, 13.443%	88,887	55,976
	Banco Bradesco SA, 7.954%	294,463	793,915
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	85,225	206,801
	Banco Pan SA, 2.354%	138,899	244,490
	Banco Pine SA, 8.999%	34,900	29,035
	Centrais Eletricas Brasileiras SA Class B, 4.387%	19,800	158,473
	Centrais Eletricas de Santa Catarina SA, 9.689%	1,700	22,812
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	44,272	67,782
	Cia De Sanena Do Parana, 5.994%	227,298	225,433
	Cia Energetica de Minas Gerais, 11.044%	292,281	549,934
	Cia Energetica do Ceara Class A, 0.892%	3,900	25,934
	Companhia Paranaense de Energia Class B, 4.182%	267,100	467,577
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	47,168	226,820
	Energisa SA, 4.462%	193	283
	Eucatex SA Industria e Comercio, 6.080%	26,314	77,230
	Gerdau SA, 7.761%	225,650	793,508
	Grazziotin SA, 10.241%	357	1,812
	Itau Unibanco Holding SA, 7.531%	201,248	1,215,410
	Marcopolo SA, 7.107%	263,936	334,965
	Petroleo Brasileiro SA, 8.432%	801,184	6,483,409
	Raizen SA, 6.330%	372,002	219,221
	Randon SA Implementos e Participacoes, 5.442%	71,363	146,915
	Schulz SA, 5.864%	39,762	47,170
	Taurus Armas SA, 11.383%	20,900	49,346
	Track & Field Co. SA, 1.599%	12,967	28,094
	Unipar Carbocloro SA Class B, 5.246%	23,118	235,027
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	204,318	311,242

TOTAL BRAZIL			13,314,730

CHILE — (0.0%)
	Embotelladora Andina SA Class B, 6.361%	87,181	246,546

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.639%	235,543	27,799
	Grupo de Inversiones Suramericana SA, 5.666%	6,485	38,219

TOTAL COLOMBIA			66,018

GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.806%	9,176	942,850
Ω	Dr Ing hc F Porsche AG, 1.204%	6,329	563,448
	Draegerwerk AG & Co. KGaA, 0.385%	3,655	194,657

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Einhell Germany AG, 1.801%	594	$102,172
	FUCHS SE, 2.445%	22,174	1,035,510
	Henkel AG & Co. KGaA, 2.489%	19,539	1,552,212
	Jungheinrich AG, 1.957%	22,454	834,929
	Porsche Automobil Holding SE, 5.339%	18,681	951,825
	Sartorius AG, 0.262%	2,828	845,448
	Sixt SE, 9.373%	7,889	545,901
	STO SE & Co. KGaA, 3.117%	1,089	187,023
	Villeroy & Boch AG, 6.232%	5,018	91,445
	Volkswagen AG, 7.568%	31,385	3,844,823

TOTAL GERMANY			11,692,243

INDIA — (0.0%)
*	Sundaram Clayton Ltd.	192	25

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	29,580

TOTAL PREFERRED STOCKS			25,349,142

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,729	226
*	Highfield Resources Ltd. Warrants 06/19/2024	424	0
*	Imugene Ltd. Warrants 08/31/2026	22,893	682
*	Panoramic Resources Ltd. Warrants 09/16/2024	87,701	0

TOTAL AUSTRALIA			908

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	12,809	0
*††	S Immo AG Rights	7,826	0
*	Strabag SE Rights	7,579	0

BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	97	24
*	Grazziotin SA Rights 05/21/2024	12	1
*	Grupo Casas Bahia SA Warrants 09/19/2024	185,942	358

TOTAL BRAZIL			383

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0

INDIA — (0.0%)
*	IIFL Finance Ltd. Rights 05/14/2024	6,166	7,143

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	0

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	328,770	0

TAIWAN — (0.0%)
*	Chlitina Holding Ltd. Rights 05/13/2024	423	415
*	Senao Networks, Inc. Warrants	1,630	651

TOTAL TAIWAN			1,066

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (0.0%)
*	Better World Green PCL Warrants	293,033	$0
*	Better World Green PCL Warrants 03/21/2025	293,033	0
*	Ner W2 Warrants 04/18/2025	46,367	62
*	Roctec Global PCL Warrants 02/05/2027	70,150	76
*	TFG W4 Warrants 04/29/2025	48,990	0

TOTAL THAILAND			138

TOTAL RIGHTS/WARRANTS			9,638

TOTAL INVESTMENT SECURITIES (Cost $3,125,215,443)			3,926,958,601

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	12,463,723	144,180,345

TOTAL INVESTMENTS — (100.0%) (Cost $3,269,396,223)			$4,071,138,946

As of April 30, 2024, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	125	06/21/24	$32,676,389	$31,668,750	$(1,007,639)

Total Futures Contracts			$32,676,389	$31,668,750	$(1,007,639)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$6,272,115	$168,666,625	$23,389	$174,962,129
Austria	—	14,144,151	—	14,144,151
Belgium	481,181	27,872,243	—	28,353,424
Brazil	49,517,732	783,245	—	50,300,977
Canada	290,189,983	551,684	—	290,741,667
Chile	802,564	5,033,510	—	5,836,074
China	17,927,221	262,709,806	1,028,872	281,665,899
Colombia	1,462,378	54,919	—	1,517,297
Czech Republic	—	1,473,382	—	1,473,382
Denmark	65,391	86,188,538	—	86,253,929
Egypt	86,589	209,619	—	296,208
Finland	454,794	37,140,264	—	37,595,058
France	2,946,772	211,796,914	—	214,743,686
Germany	475,360	176,217,330	—	176,692,690
Greece	68,271	6,002,933	—	6,071,204
Hong Kong	—	45,226,974	19,669	45,246,643
Hungary	—	2,673,594	—	2,673,594
India	3,878,262	258,514,338	204,379	262,596,979
Indonesia	116,700	21,551,627	34,645	21,702,972
Ireland	—	16,758,788	—	16,758,788

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Israel	$1,425,346	$21,807,169	—		$23,232,515
Italy	81,452	79,307,136	—		79,388,588
Japan	1,844,020	599,206,116	—		601,050,136
Kuwait	6,122,201	892,298	—		7,014,499
Malaysia	1,854	20,288,078	—		20,289,932
Mexico	30,048,961	78,819	—		30,127,780
Netherlands	20,511,150	74,702,084	—		95,213,234
New Zealand	—	8,034,730	—		8,034,730
Norway	215,647	23,438,431	—		23,654,078
Peru	355,245	—	—		355,245
Philippines	19,926	8,093,214	—		8,113,140
Poland	—	14,366,421	—		14,366,421
Portugal	—	9,201,707	—		9,201,707
Qatar	—	9,888,097	—		9,888,097
Russia	—	—	$181,230		181,230
Saudi Arabia	42,153	38,801,842	—		38,843,995
Singapore	—	27,562,773	62,006		27,624,779
South Africa	2,549,893	34,698,437	—		37,248,330
South Korea	672,288	160,111,742	196,324		160,980,354
Spain	499,196	66,684,245	—		67,183,441
Sweden	35,358	75,636,379	—		75,671,737
Switzerland	13,788,097	184,988,738	—		198,776,835
Taiwan	17,895,752	221,487,184	4,162		239,387,098
Thailand	19,092,149	1,709,243	—		20,801,392
Turkey	—	12,499,856	—		12,499,856
United Arab Emirates	112,609	21,750,709	—		21,863,318
United Kingdom	90,350,650	253,971,934	—		344,322,584
United States	4,413,007	2,245,012	—		6,658,019
Preferred Stocks
Brazil	13,258,754	55,976	—		13,314,730
Chile	—	246,546	—		246,546
Colombia	66,018	—	—		66,018
Germany	—	11,692,243	—		11,692,243
India	—	25	—		25
Philippines	—	29,580	—		29,580
Rights/Warrants
Australia	—	908	—		908
Brazil	—	383	—		383
India	—	7,143	—		7,143
Taiwan	—	1,066	—		1,066
Thailand	—	138	—		138
Securities Lending Collateral	—	144,180,345	—		144,180,345

Total Investments in Securities	$598,147,039	$3,471,237,231	$1,754,676	<>	$4,071,138,946

Financial Instruments
Liabilities
Futures Contracts**	(1,007,639)	—	—		(1,007,639)

Total Financial Instruments	$(1,007,639)	—	—		$(1,007,639)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
AUSTRALIA — (4.9%)
#*	29Metals Ltd.	28,529	$9,138
	Accent Group Ltd.	114,524	139,147
	Adairs Ltd.	36,461	49,974
*	Adbri Ltd.	118,604	240,602
#*	AIC Mines Ltd.	40,627	13,080
*	Ainsworth Game Technology Ltd.	37,289	28,896
*	Alkane Resources Ltd.	119,817	47,946
*	Alliance Aviation Services Ltd.	17,216	34,937
*	Alumina Ltd.	415,461	426,814
#*	AMA Group Ltd.	304,250	11,720
	AMP Ltd.	657,343	462,660
	Ampol Ltd.	14,060	332,010
	Ansell Ltd.	42,983	706,687
#*	Appen Ltd.	73,976	29,112
	ARN Media Ltd.	46,336	24,965
	AUB Group Ltd.	17,952	325,584
*	Aurelia Metals Ltd.	386,915	49,747
	Aurizon Holdings Ltd.	443,295	1,088,844
	Austal Ltd.	102,095	151,007
	Austin Engineering Ltd.	125,433	40,786
*	Australian Agricultural Co. Ltd.	93,256	82,794
#*	Australian Strategic Materials Ltd.	17,697	11,561
*	Australian Vintage Ltd.	49,798	12,143
	Auswide Bank Ltd.	12,915	36,378
*	AVJennings Ltd.	29,896	6,245
	Baby Bunting Group Ltd.	10,539	12,480
	Bank of Queensland Ltd.	190,348	751,903
	Bapcor Ltd.	123,099	460,918
	Base Resources Ltd.	198,144	32,029
*	BCI Minerals Ltd.	375,416	55,748
	Beach Energy Ltd.	488,606	500,325
	Beacon Minerals Ltd.	563,983	10,924
	Bega Cheese Ltd.	86,735	229,939
	Bell Financial Group Ltd.	35,130	30,615
	Bendigo & Adelaide Bank Ltd.	152,298	954,623
	BlueScope Steel Ltd.	105,930	1,546,093
*	Bravura Solutions Ltd.	19,029	16,822
	Brickworks Ltd.	21,859	376,482
	Capitol Health Ltd.	168,805	26,132
	Capral Ltd.	4,333	27,606
	Cedar Woods Properties Ltd.	19,289	59,275
	Challenger Ltd.	143,343	617,579
	Champion Iron Ltd.	82,510	373,921
	Cleanaway Waste Management Ltd.	145,883	252,373
	ClearView Wealth Ltd.	27,271	10,739
*	Coast Entertainment Holdings Ltd.	97,301	30,645
#*	Cooper Energy Ltd.	866,643	113,741
Ω	Coronado Global Resources, Inc., CDI	26,935	21,406
#	Corporate Travel Management Ltd.	20,244	198,338
	CSR Ltd.	129,917	741,018
#*	Develop Global Ltd.	23,767	37,303
	Domain Holdings Australia Ltd.	57,445	108,565
	Downer EDI Ltd.	204,703	614,529
	Eagers Automotive Ltd.	5,721	46,086
	Elanor Investor Group.	28,014	21,715

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Elders Ltd.	49,626	$269,627
#	Emeco Holdings Ltd.	101,496	47,098
#*	EML Payments Ltd.	118,962	76,610
	Endeavour Group Ltd.	158,444	544,874
	EQT Holdings Ltd.	7,453	146,218
	Eureka Group Holdings Ltd.	42,461	14,806
	Euroz Hartleys Group Ltd.	33,893	19,079
	Evolution Mining Ltd.	336,972	868,977
	EVT Ltd.	26,365	201,781
*	Experience Co. Ltd.	55,953	6,142
	Fenix Resources Ltd.	55,372	10,047
*	Finbar Group Ltd.	36,407	18,678
*	FleetPartners Group Ltd.	87,968	203,687
	Fleetwood Ltd.	26,550	27,640
	G8 Education Ltd.	273,689	214,978
*	Genesis Minerals Ltd.	60,521	67,678
*	Genex Power Ltd.	204,048	35,691
	Gold Road Resources Ltd.	257,020	265,973
*	Good Drinks Australia Ltd.	8,765	1,687
	GrainCorp Ltd., Class A	64,503	354,422
	Grange Resources Ltd.	120,697	32,491
	GUD Holdings Ltd.	43,370	284,801
	GWA Group Ltd.	67,545	111,603
	Harvey Norman Holdings Ltd.	166,956	490,318
#*	Healius Ltd.	319,717	246,293
	Helia Group Ltd.	111,378	285,879
	Helloworld Travel Ltd.	5,910	10,366
	Horizon Oil Ltd.	246,669	27,837
	Iluka Resources Ltd.	101,280	492,485
	Imdex Ltd.	104,023	139,503
	Incitec Pivot Ltd.	529,948	951,568
	Insignia Financial Ltd.	181,625	284,239
	Integral Diagnostics Ltd.	35,860	58,992
	IVE Group Ltd.	53,279	73,503
*	Judo Capital Holdings Ltd.	17,150	14,725
	Jupiter Mines Ltd.	301,697	57,427
*	Karoon Energy Ltd.	209,533	258,617
	Kelsian Group Ltd.	29,311	104,171
	Lendlease Corp. Ltd.	167,420	690,448
	Lindsay Australia Ltd.	42,317	26,039
	MA Financial Group Ltd.	25,885	76,809
	Maas Group Holdings Ltd.	22,369	62,236
	Macmahon Holdings Ltd.	268,775	43,200
	Magellan Financial Group Ltd.	42,459	241,088
	MaxiPARTS Ltd.	15,436	24,012
*	Mayne Pharma Group Ltd.	24,008	107,684
	McPherson’s Ltd.	30,963	9,819
#*	Mesoblast Ltd.	10,667	6,774
#*	Metals X Ltd.	140,780	41,005
#	Michael Hill International Ltd.	60,880	26,081
*	MMA Offshore Ltd.	103,477	174,525
	Monash IVF Group Ltd.	136,070	128,876
*	Mount Gibson Iron Ltd.	122,211	35,006
	Myer Holdings Ltd.	222,090	108,847
	MyState Ltd.	30,987	71,688
	New Hope Corp. Ltd.	149,079	433,674
	Nickel Industries Ltd.	470,938	282,852
	Nine Entertainment Co. Holdings Ltd.	351,345	342,461
	NRW Holdings Ltd.	115,605	206,350

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Nufarm Ltd.	122,249	$404,068
*	Nuix Ltd.	55,085	72,983
*	OFX Group Ltd.	37,968	40,730
	OM Holdings Ltd.	28,351	8,810
#*	Omni Bridgeway Ltd.	55,221	44,354
	oOh!media Ltd.	57,817	62,510
	Paragon Care Ltd.	97,452	20,525
	Peet Ltd.	121,341	93,147
#*	Peninsula Energy Ltd.	171,381	11,987
#	PeopleIN Ltd.	10,159	6,348
	Perenti Ltd.	256,008	157,137
	Perpetual Ltd.	25,275	384,298
	Perseus Mining Ltd.	369,302	540,186
*	PEXA Group Ltd.	38,288	297,815
	Platinum Asset Management Ltd.	65,435	45,037
	Premier Investments Ltd.	24,631	473,793
	Probiotec Ltd.	6,809	12,636
	Propel Funeral Partners Ltd.	2,787	9,656
	QANTM Intellectual Property Ltd.	10,224	10,910
	Qube Holdings Ltd.	416,478	885,959
	Ramelius Resources Ltd.	389,540	516,729
*	Regional Express Holdings Ltd.	9,110	4,657
*	Regis Resources Ltd.	244,070	343,791
	Reject Shop Ltd.	9,918	27,248
	Reliance Worldwide Corp. Ltd.	190,448	625,114
*	Resolute Mining Ltd.	673,288	182,908
	Ridley Corp. Ltd.	73,183	106,774
*	Sandfire Resources Ltd.	189,549	1,141,657
#*	Select Harvests Ltd.	43,563	98,322
	Servcorp Ltd.	4,163	11,040
	Service Stream Ltd.	215,920	177,834
*	Seven West Media Ltd.	208,569	28,188
	SG Fleet Group Ltd.	19,134	38,804
	Shaver Shop Group Ltd.	17,609	12,987
	Sigma Healthcare Ltd.	518,155	421,924
*	Silver Lake Resources Ltd.	262,048	241,816
	Sims Ltd.	47,006	360,267
	Southern Cross Electrical Engineering Ltd.	64,303	51,172
#	Southern Cross Media Group Ltd.	97,760	60,316
*††	SpeedCast International Ltd.	40,831	0
	SRG Global Ltd.	99,847	53,946
*	St Barbara Ltd.	241,440	40,738
*	Star Entertainment Group Ltd.	673,681	173,662
††	Sunland Group Ltd.	37,093	1,322
	Super Retail Group Ltd.	46,298	430,496
*	Superloop Ltd.	189,230	163,971
#*	Syrah Resources Ltd.	111,681	36,844
	Tabcorp Holdings Ltd.	629,505	295,374
*††	Ten Sixty Four Ltd.	76,973	5,485
	Terracom Ltd.	96,200	15,152
	TPG Telecom Ltd.	24,514	70,851
#*	Tuas Ltd.	29,329	75,502
Ω	Viva Energy Group Ltd.	85,583	187,383
*	West African Resources Ltd.	281,064	238,160
	Westgold Resources Ltd.	148,073	211,541
	Whitehaven Coal Ltd.	227,209	1,123,886
	Worley Ltd.	60,696	585,911
#	Yancoal Australia Ltd.	83,446	297,897

TOTAL AUSTRALIA			35,145,192

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (0.5%)
	Addiko Bank AG	2,488	$49,002
	Agrana Beteiligungs AG	3,056	43,756
#	AT&S Austria Technologie & Systemtechnik AG	2,574	57,158
Ω	BAWAG Group AG	16,159	964,867
	Erste Group Bank AG	10,182	474,838
*	Eurotelesites AG	5,007	18,806
*	Lenzing AG	480	15,510
	Mayr Melnhof Karton AG	720	86,162
	Porr AG	4,003	60,676
	Raiffeisen Bank International AG	35,341	652,708
	Semperit AG Holding	1,695	20,992
*	Strabag SE	1,617	68,721
	Telekom Austria AG	20,028	172,023
*	UBM Development AG	983	20,002
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	284,440
	voestalpine AG	27,777	741,787
	Zumtobel Group AG	5,267	33,665

TOTAL AUSTRIA			3,765,113

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,826	1,173,302
	Ageas SA	52,470	2,408,455
*	AGFA-Gevaert NV	56,737	72,218
	Atenor	3,523	22,505
	Bekaert SA	12,618	631,351
	bpost SA	31,716	124,887
	Cie d’Entreprises CFE	2,176	17,758
	Colruyt Group NV	12,680	586,605
	Deceuninck NV	26,971	73,216
	Deme Group NV	1,770	280,996
	Econocom Group SA	31,122	72,886
	Greenyard NV	6,487	36,953
#	Immobel SA	1,012	30,258
	Jensen-Group NV	940	36,562
#*	Ontex Group NV	29,953	301,838
	Proximus SADP	48,215	355,234
	Recticel SA	2,908	38,299
	Roularta Media Group NV	1,025	11,863
	Sipef NV	1,661	99,906
#	Solvay SA	10,559	341,093
*	Syensqo SA	10,559	978,731
	Tessenderlo Group SA	1,183	30,353
	Umicore SA	11,926	264,164
#	VGP NV	1,080	117,502
	Viohalco SA	1,948	11,938
	What’s Cooking BV	159	12,798

TOTAL BELGIUM			8,131,671

BRAZIL — (1.1%)
*	3R Petroleum Oleo E Gas SA	25,832	165,013
*	Anima Holding SA	67,400	43,872
	Atacadao SA	50,702	109,067
	Bemobi Mobile Tech SA	9,900	22,250
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	48,038
*	BRF SA	90,893	295,473
	Brisanet Participacoes SA	14,200	11,212
*	C&A Modas SA	27,200	57,725
	Camil Alimentos SA	30,200	48,796

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cia Brasileira de Aluminio	21,000	$20,909
*	Cia Brasileira de Distribuicao	56,056	31,630
	Cia Siderurgica Nacional SA	100,042	268,186
	Cielo SA	226,786	243,269
*	CM Hospitalar SA	9,600	9,318
*	Cogna Educacao SA	369,821	154,549
*	Construtora Tenda SA	19,583	46,538
	Cruzeiro do Sul Educacional SA	21,800	16,877
	CSU Digital SA	11,000	37,771
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	239,326
Ω	Desktop SA	8,400	21,030
	Dexco SA	65,428	91,100
*	Diagnosticos da America SA	34,877	31,568
	Dimed SA Distribuidora da Medicamentos.	12,800	27,682
*	Embraer SA	119,876	769,916
	Empreendimentos Pague Menos SA	50,005	24,364
	Enauta Participacoes SA	32,038	168,563
	Eternit SA	6,900	9,381
	Even Construtora e Incorporadora SA	18,597	25,428
	Ez Tec Empreendimentos e Participacoes SA	23,735	62,942
	Fleury SA	34,717	96,811
*	Gafisa SA	10,803	10,860
	Gerdau SA, Sponsored ADR	104,675	364,268
	Grendene SA	57,000	67,619
*	Grupo Casas Bahia SA	2,799	3,693
	Grupo De Moda Soma SA	91,772	107,279
	Grupo Mateus SA	18,655	26,657
	Grupo SBF SA	15,337	32,844
*	Guararapes Confeccoes SA	17,200	24,346
*Ω	Hapvida Participacoes e Investimentos SA	659,595	468,726
*	Hidrovias do Brasil SA	77,247	65,307
	Hospital Mater Dei SA	7,300	7,985
	Hypera SA	22,756	129,368
	Iochpe Maxion SA	23,426	55,491
	Irani Papel e Embalagem SA	9,500	16,484
*	IRB-Brasil Resseguros SA	16,889	138,165
	Jalles Machado SA	18,054	24,547
	JHSF Participacoes SA	89,076	73,764
	JSL SA	17,000	37,879
	Lavvi Empreendimentos Imobiliarios SA	19,500	32,709
	Lojas Renner SA	112,013	330,694
Ω	LWSA SA	67,476	59,775
	M Dias Branco SA	6,500	42,485
*	Magazine Luiza SA	27,159	7,113
	Marcopolo SA	38,280	39,146
*	Marfrig Global Foods SA	23,935	43,559
Ω	Meliuz SA	6,060	5,228
	Melnick Even Desenvolvimento Imobiliario SA	13,300	11,014
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	8,300	6,634
*	Moura Dubeux Engenharia SA	11,800	26,338
	Movida Participacoes SA	26,076	35,454
*	MPM Corporeos SA	37,700	6,752
*	MRV Engenharia e Participacoes SA	71,200	91,869
	Natura & Co. Holding SA	158,692	507,010
*	Oceanpact Servicos Maritimos SA	6,900	8,345
	Pet Center Comercio e Participacoes SA	77,015	69,857
	Petroreconcavo SA	22,366	93,856
	Porto Seguro SA	36,269	209,263
	Positivo Tecnologia SA	18,900	33,486

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Qualicorp Consultoria e Corretora de Seguros SA	22,400	$6,902
	Romi SA	9,887	19,326
*	Sao Carlos Empreendimentos e Participacoes SA	6,400	34,190
	Sao Martinho SA	16,100	88,645
*Ω	Ser Educacional SA	8,100	8,611
	Simpar SA	26,200	29,164
	SLC Agricola SA	34,730	127,681
	TIM SA	80,230	272,089
	Tres Tentos Agroindustrial SA	18,600	36,250
	Trisul SA	16,000	14,082
	Tupy SA	19,896	99,737
	Ultrapar Participacoes SA	52,761	262,657
	Usinas Siderurgicas de Minas Gerais SA Usiminas.	18,600	26,794
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamentoe
	Identificacao SA	9,600	32,631
	Vibra Energia SA	38,855	175,546
	YDUQS Participacoes SA	30,071	84,493
*	Zamp SA	35,600	26,464

TOTAL BRAZIL			7,859,735

CANADA — (7.8%)
	Acadian Timber Corp.	3,300	41,926
	ADENTRA, Inc.	5,960	184,344
	ADF Group, Inc.	2,200	23,172
*	Advantage Energy Ltd.	96,400	752,069
	Aecon Group, Inc.	18,709	229,811
#	Africa Oil Corp.	96,814	172,298
	AGF Management Ltd., Class B	22,400	128,218
*	Aimia, Inc.	17,503	30,006
	AirBoss of America Corp.	4,810	20,510
	Alamos Gold, Inc., Class A	106,641	1,568,649
	Alaris Equity Partners Income	11,300	128,132
	Algoma Central Corp.	3,700	39,106
	AltaGas Ltd.	73,260	1,606,063
	Altius Minerals Corp.	13,610	215,126
	Amerigo Resources Ltd.	35,600	44,738
	ARC Resources Ltd.	157,602	2,854,041
#*	Argonaut Gold, Inc.	52,212	15,929
*	Athabasca Oil Corp.	119,071	415,168
*	AutoCanada, Inc.	1,400	24,570
	B2Gold Corp.	294,301	749,675
#*	Ballard Power Systems, Inc.	51,763	136,134
	Baytex Energy Corp.	53,672	198,836
	Birchcliff Energy Ltd.	82,787	340,373
	Bird Construction, Inc.	14,359	197,447
	Black Diamond Group Ltd.	11,000	67,679
	Boralex, Inc., Class A	17,614	353,521
*	Bragg Gaming Group, Inc.	1,900	10,374
	Brookfield Reinsurance Ltd.	907	36,434
*	Calfrac Well Services Ltd.	12,754	39,096
	Calian Group Ltd.	874	34,893
*	Calibre Mining Corp.	35,119	49,490
	Canaccord Genuity Group, Inc.	24,200	153,464
#	Canacol Energy Ltd.	6,190	22,257
#	Canadian Tire Corp. Ltd., Class A	9,131	882,092
	Canadian Western Bank	27,924	535,701
*	Canfor Corp.	34,000	358,363
*	Capstone Copper Corp.	22,271	154,173
	Cardinal Energy Ltd.	36,370	186,520

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cascades, Inc.	44,980	$301,903
	Celestica, Inc.	35,909	1,555,465
	Centerra Gold, Inc.	72,600	441,934
	CES Energy Solutions Corp.	72,335	297,926
	CI Financial Corp.	16,784	198,241
*	Cipher Pharmaceuticals, Inc.	2,347	14,645
	Cogeco Communications, Inc.	3,921	155,427
	Cogeco, Inc.	1,900	70,844
*	Conifex Timber, Inc.	8,294	3,916
	Converge Technology Solutions Corp.	40,038	155,597
#	Corus Entertainment, Inc., Class B	91,108	33,752
	Crescent Point Energy Corp.	171,589	1,512,511
*	Crew Energy, Inc.	43,300	142,168
#*	Cronos Group, Inc.	56,444	165,987
	Definity Financial Corp.	18,390	613,022
*	dentalcorp Holdings Ltd.	14,423	65,690
	Dexterra Group, Inc.	11,120	47,577
	Doman Building Materials Group Ltd.	18,957	105,757
*	Dorel Industries, Inc., Class B	5,500	24,331
	DREAM Unlimited Corp., Class A	10,000	130,752
	Dundee Precious Metals, Inc.	59,238	448,378
	Dye & Durham Ltd.	7,073	75,423
	Dynacor Group, Inc.	10,400	39,435
	E-L Financial Corp. Ltd.	500	399,517
*	Eldorado Gold Corp.	62,449	890,206
	Empire Co. Ltd., Class A	32,978	768,245
	Endeavour Mining PLC	43,136	901,486
#*	Endeavour Silver Corp.	42,369	111,430
	Enerflex Ltd.	25,826	151,018
*	Ensign Energy Services, Inc.	42,094	77,972
	EQB, Inc.	8,265	498,968
#*	Equinox Gold Corp.	65,883	356,459
	Exchange Income Corp.	3,833	129,136
	Exco Technologies Ltd.	7,000	35,950
	Finning International, Inc.	36,989	1,160,466
#	First Majestic Silver Corp.	48,289	322,064
*	Fortuna Silver Mines, Inc.	85,304	387,280
	Frontera Energy Corp.	14,108	97,254
*	Galiano Gold, Inc.	46,170	74,454
	Gamehost, Inc.	1,600	11,959
	Gear Energy Ltd.	24,772	13,136
#*	GoldMoney, Inc.	1,680	9,787
*	Gran Tierra Energy, Inc.	14,640	126,763
*	Haivision Systems, Inc.	2,900	9,648
	Hammond Power Solutions, Inc.	2,700	226,254
#*	Heroux-Devtek, Inc.	10,300	139,613
	High Liner Foods, Inc.	6,800	65,745
	Hudbay Minerals, Inc.	83,605	703,870
	iA Financial Corp., Inc.	29,944	1,815,368
*	IAMGOLD Corp.	125,940	447,850
	IGM Financial, Inc.	9,533	238,282
	Innergex Renewable Energy, Inc.	23,083	134,643
*	Interfor Corp.	15,644	198,526
#*	Journey Energy, Inc.	9,502	24,917
*	Kelt Exploration Ltd.	45,290	205,617
	Kinross Gold Corp.	337,428	2,176,485
*	Knight Therapeutics, Inc.	18,099	75,859
*	Kolibri Global Energy, Inc.	2,926	9,331
#	KP Tissue, Inc.	3,200	19,107

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Lassonde Industries, Inc., Class A	1,100	$115,078
#	Laurentian Bank of Canada	13,195	246,618
	Leon’s Furniture Ltd.	8,521	140,320
#*	Lightspeed Commerce, Inc.	38,238	500,179
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	644,415
#*	Lucara Diamond Corp.	96,116	25,484
	Lundin Mining Corp.	177,526	2,027,174
	Magellan Aerospace Corp.	4,379	25,193
*	Major Drilling Group International, Inc.	14,091	97,853
*	Mandalay Resources Corp.	16,200	26,830
	Maple Leaf Foods, Inc.	11,844	209,667
	Martinrea International, Inc.	26,137	217,389
*	Mattr Corp.	24,476	289,982
*	MDA Ltd.	22,285	230,191
*	MEG Energy Corp.	78,509	1,785,579
	Melcor Developments Ltd.	4,500	37,068
	Methanex Corp.	15,292	732,466
	MTY Food Group, Inc.	4,728	169,661
	Mullen Group Ltd.	27,386	254,235
	Neo Performance Materials, Inc.	5,581	23,149
*	New Gold, Inc.	171,422	296,360
	Northland Power, Inc.	46,719	713,011
	Nuvei Corp.	9,937	319,375
*	NuVista Energy Ltd.	53,200	480,738
#*	Obsidian Energy Ltd.	21,345	182,927
	OceanaGold Corp.	281,030	608,339
	Osisko Gold Royalties Ltd.	5,966	91,658
	Pan American Silver Corp.	52,992	977,349
	Paramount Resources Ltd., Class A	19,972	452,632
	Parex Resources, Inc.	29,536	514,920
	Park Lawn Corp.	7,853	93,838
	Parkland Corp.	33,200	1,022,781
#	Petrus Resources Ltd.	7,000	6,966
#	Peyto Exploration & Development Corp.	52,912	591,520
	PHX Energy Services Corp.	11,400	74,197
	Pizza Pizza Royalty Corp.	8,600	83,898
	Polaris Renewable Energy, Inc.	10,600	89,087
*	Precision Drilling Corp.	3,845	269,803
	Primo Water Corp.	39,200	739,248
	Quarterhill, Inc.	33,599	42,711
	Rogers Sugar, Inc.	27,030	102,296
*	Roots Corp.	9,200	15,437
	Russel Metals, Inc.	17,634	496,619
	Sandstorm Gold Ltd.	16,871	92,141
*	Sangoma Technologies Corp.	2,812	12,215
	Secure Energy Services, Inc.	74,611	631,943
Ω	Sleep Country Canada Holdings, Inc.	8,599	170,712
	SNC-Lavalin Group, Inc.	19,122	734,238
*	Source Energy Services Ltd.	1,529	18,226
#	Spartan Delta Corp.	29,028	84,976
Ω	Spin Master Corp.	3,500	76,475
	SSR Mining, Inc.	60,267	323,073
	Stelco Holdings, Inc.	12,563	364,210
#*Ω	STEP Energy Services Ltd.	9,547	27,185
	Superior Plus Corp.	47,700	323,278
	Supremex, Inc.	4,400	12,433
	Surge Energy, Inc.	22,528	122,242
	Taiga Building Products Ltd.	11,800	29,143

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Tamarack Valley Energy Ltd.	137,999	$373,905
#*	Taseko Mines Ltd.	74,112	183,039
	TELUS Corp.	409	6,569
#	Tidewater Midstream & Infrastructure Ltd.	79,505	41,004
#*	Tilray Brands, Inc.	32,721	80,821
*	Torex Gold Resources, Inc.	25,846	364,226
	Total Energy Services, Inc.	11,632	81,791
	Transcontinental, Inc., Class A	26,393	261,888
	Trican Well Service Ltd.	59,975	182,107
	Triple Flag Precious Metals Corp.	4,354	70,199
#	Vermilion Energy, Inc.	35,815	412,869
	VersaBank	3,835	37,942
*	Victoria Gold Corp.	12,873	64,615
	Wajax Corp.	6,900	169,562
#*	Well Health Technologies Corp.	50,031	132,650
	West Fraser Timber Co. Ltd.	8,807	674,543
	Western Forest Products, Inc.	127,000	49,817
#	Westshore Terminals Investment Corp.	1,200	23,082
	Whitecap Resources, Inc.	162,842	1,234,930
	Winpak Ltd.	8,514	265,133
*††	Xebec Adsorption, Inc.	18,924	0
*	Yangarra Resources Ltd.	16,075	13,662

TOTAL CANADA			56,426,829

CHILE — (0.1%)
	CAP SA	11,650	83,299
	Cia Sud Americana de Vapores SA	2,049,283	159,879
	Empresa Nacional de Telecomunicaciones SA	23,345	80,244
	Empresas CMPC SA	103,301	204,009
	Grupo Security SA	55,634	15,878
	Inversiones Aguas Metropolitanas SA	14,819	11,453
	Ripley Corp. SA	163,691	36,484
	Salfacorp SA	145,634	83,129
	Sociedad Matriz SAAM SA	238,825	26,366
	SONDA SA	106,548	47,500

TOTAL CHILE			748,241

CHINA — (5.2%)
Ω	3SBio, Inc.	303,500	242,606
*	5I5J Holding Group Co. Ltd., Class A	60,500	16,474
	AAC Technologies Holdings, Inc.	144,000	458,299
	Accelink Technologies Co. Ltd., Class A	4,000	20,506
	ADAMA Ltd., Class A	16,500	14,333
	Advanced Technology & Materials Co. Ltd., Class A	23,600	28,673
	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	18,016
#*	Agile Group Holdings Ltd.	278,000	21,074
	Aisino Corp., Class A	19,500	22,797
*	Alibaba Pictures Group Ltd.	2,560,000	152,470
#Ω	A-Living Smart City Services Co. Ltd.	179,750	68,329
	Allmed Medical Products Co. Ltd., Class A	10,600	12,026
	Aluminum Corp. of China Ltd., Class H	174,000	115,399
	Angang Steel Co. Ltd., Class H	220,200	36,259
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	24,138
	Anhui Guangxin Agrochemical Co. Ltd., Class A	9,996	20,416
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	34,381
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	5,300	13,881
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,100	10,880
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,000	34,567

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Jinhe Industrial Co. Ltd., Class A	9,000	$30,471
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	15,157
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	15,038
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	31,425
*	Anton Oilfield Services Group	346,000	19,018
	Aoshikang Technology Co. Ltd., Class A	4,500	16,052
*	Aotecar New Energy Technology Co. Ltd., Class A	56,400	21,895
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	14,500	35,525
Ω	AsiaInfo Technologies Ltd.	36,400	32,826
*	AustAsia Group Ltd.	32,320	4,388
	AviChina Industry & Technology Co. Ltd., Class H	481,000	206,865
Ω	BAIC Motor Corp. Ltd., Class H	364,000	103,230
	Bank of Changsha Co. Ltd., Class A	21,500	24,189
	Bank of Chongqing Co. Ltd., Class H	132,500	80,202
	Bank of Guiyang Co. Ltd., Class A	46,500	36,168
	Bank of Suzhou Co. Ltd., Class A	53,240	55,431
*	Baoye Group Co. Ltd., Class H	46,000	29,957
*	Baozun, Inc., Class A	28,500	24,356
	BBMG Corp., Class H	534,000	44,117
	Befar Group Co. Ltd., Class A	32,900	18,176
	Beibuwan Port Co. Ltd., Class A	16,200	18,052
	Beijing Capital Development Co. Ltd., Class A	30,800	11,717
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	122,800	49,122
*	Beijing Capital International Airport Co. Ltd., Class H	360,000	114,554
	Beijing Easpring Material Technology Co. Ltd., Class A	5,000	30,446
	Beijing Energy International Holding Co. Ltd.	946,000	17,288
	Beijing Enterprises Holdings Ltd.	97,500	312,151
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,225
	Beijing Enterprises Water Group Ltd.	860,000	216,901
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,920	12,609
*	Beijing Haixin Energy Technology Co. Ltd., Class A	32,500	10,592
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	28,751
*	Beijing Jingyuntong Technology Co. Ltd., Class A	40,900	19,660
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,800	30,493
	Beijing Originwater Technology Co. Ltd., Class A	77,454	52,263
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	11,800	12,439
*	Beijing Shougang Co. Ltd., Class A	40,100	17,621
*	Beijing Sinnet Technology Co. Ltd., Class A	8,500	10,931
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	6,755
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	9,102
*	Beijing Thunisoft Corp. Ltd., Class A	21,200	17,711
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	14,281
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	24,386
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	12,000	14,361
*	Bengang Steel Plates Co. Ltd., Class A	44,600	19,742
	Binhai Investment Co. Ltd.	52,000	7,922
	Black Peony Group Co. Ltd., Class A	16,600	10,678
Ω	Blue Moon Group Holdings Ltd.	145,000	40,675
	Blue Sail Medical Co. Ltd., Class A	16,000	12,508
Ω	BOC Aviation Ltd.	44,800	356,327
	BOE Varitronix Ltd.	55,000	37,936
*	Bohai Leasing Co. Ltd., Class A	127,800	43,894
	Bright Dairy & Food Co. Ltd., Class A	20,200	25,137
	B-Soft Co. Ltd., Class A	27,400	16,115
*	BTG Hotels Group Co. Ltd., Class A	9,800	20,691
	C&D International Investment Group Ltd.	132,285	262,046
	Camel Group Co. Ltd., Class A	11,700	13,284
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	49,500	25,451

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Canmax Technologies Co. Ltd., Class A	8,300	$24,141
	Canny Elevator Co. Ltd., Class A	13,200	12,682
	Capital Environment Holdings Ltd.	1,066,000	11,206
*	Carrianna Group Holdings Co. Ltd.	118,000	3,305
*	CCCC Design & Consulting Group Co. Ltd., Class A	13,500	20,146
	CECEP Solar Energy Co. Ltd., Class A	57,800	41,109
	CECEP Wind-Power Corp., Class A	68,250	29,549
	Central China New Life Ltd.	41,000	5,742
	Central China Securities Co. Ltd., Class H	169,000	23,872
#	CGN New Energy Holdings Co. Ltd.	246,000	73,269
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	12,490
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	23,995
	Chaowei Power Holdings Ltd.	117,000	20,896
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	21,532
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	16,539
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	25,066
	Chengdu Wintrue Holding Co. Ltd., Class A	22,825	25,523
*	Chengtun Mining Group Co. Ltd., Class A	38,000	25,619
	Chengxin Lithium Group Co. Ltd., Class A	12,400	30,643
	Chengzhi Co. Ltd., Class A	20,900	22,292
	China Aerospace International Holdings Ltd.	540,000	21,731
	China Aircraft Leasing Group Holdings Ltd.	31,500	13,729
*Ω	China Bohai Bank Co. Ltd., Class H	148,000	19,433
*	China Boton Group Co. Ltd.	52,000	16,725
	China CAMC Engineering Co. Ltd., Class A	29,200	30,856
	China Chunlai Education Group Co. Ltd.	17,000	10,403
#	China Cinda Asset Management Co. Ltd., Class H	1,507,000	135,806
	China Coal Energy Co. Ltd., Class H	22,000	22,161
	China Communications Services Corp. Ltd., Class H	476,000	227,550
*	China Conch Environment Protection Holdings Ltd.	236,500	22,454
	China Conch Venture Holdings Ltd.	301,500	219,919
*	China CYTS Tours Holding Co. Ltd., Class A	12,000	17,953
	China Design Group Co. Ltd., Class A	12,100	16,342
*††	China Dili Group	516,800	8,179
Ω	China East Education Holdings Ltd.	81,000	24,419
	China Education Group Holdings Ltd.	233,309	131,723
	China Electronics Huada Technology Co. Ltd.	126,000	20,943
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	18,678
	China Energy Engineering Corp. Ltd., Class A	142,303	43,148
	China Energy Engineering Corp. Ltd., Class H	284,000	28,462
	China Everbright Water Ltd.	62,444	10,265
Ω	China Feihe Ltd.	585,000	319,916
	China Foods Ltd.	162,000	62,049
	China Galaxy Securities Co. Ltd., Class H	92,500	50,104
	China Gas Holdings Ltd.	522,000	488,765
	China Glass Holdings Ltd.	190,000	19,887
*	China Gold International Resources Corp. Ltd.	109,949	632,685
*	China Grand Automotive Services Group Co. Ltd., Class A	80,200	16,542
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	25,500	32,691
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	18,505
#	China Hongqiao Group Ltd.	432,000	596,108
††	China Huiyuan Juice Group Ltd.	110,500	4,952
	China International Marine Containers Group Co. Ltd., Class H	163,720	138,494
	China Jinmao Holdings Group Ltd.	1,185,846	100,485
	China Kepei Education Group Ltd.	62,000	11,717
	China Lesso Group Holdings Ltd.	220,000	92,221
	China Lilang Ltd.	89,000	54,391
*Ω	China Literature Ltd.	73,400	262,189
	China Medical System Holdings Ltd.	127,000	113,392

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Meidong Auto Holdings Ltd.	140,000	$45,185
	China Merchants Port Holdings Co. Ltd.	306,664	404,985
	China Merchants Property Operation & Service Co. Ltd., Class A	25,000	36,826
	China Modern Dairy Holdings Ltd.	603,000	49,821
	China National Accord Medicines Corp. Ltd., Class A	7,280	35,255
	China National Building Material Co. Ltd., Class H	828,200	320,462
	China National Medicines Corp. Ltd., Class A	13,000	62,295
Ω	China New Higher Education Group Ltd.	164,000	48,910
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	17,680
	China Nonferrous Mining Corp. Ltd.	123,000	111,186
*	China Oil & Gas Group Ltd.	920,000	24,488
	China Overseas Grand Oceans Group Ltd.	422,646	90,785
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	32,386
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	96,889
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	24,492
	China Reinsurance Group Corp., Class H	1,202,000	85,571
*††Ω	China Renaissance Holdings Ltd.	47,200	8,206
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,700	24,703
	China Resources Building Materials Technology Holdings Ltd.	492,000	83,040
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	7,800	23,425
	China Resources Gas Group Ltd.	147,800	464,531
	China Resources Medical Holdings Co. Ltd.	184,000	96,928
Ω	China Resources Pharmaceutical Group Ltd.	315,000	203,699
#	China Risun Group Ltd.	205,000	82,342
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	28,103
*	China Shanshui Cement Group Ltd.	270,000	22,002
#Ω	China Shengmu Organic Milk Ltd.	623,000	15,323
*	China Shuifa Singyes Energy Holdings Ltd.	14,000	551
	China Starch Holdings Ltd.	325,000	6,297
	China State Construction International Holdings Ltd.	368,000	388,278
*	China Sunshine Paper Holdings Co. Ltd.	134,000	32,297
	China Taiping Insurance Holdings Co. Ltd.	280,400	256,374
*	China Tianrui Group Cement Co. Ltd., Class C	50,000	307
*	China Tianying, Inc., Class A	27,400	17,668
	China Traditional Chinese Medicine Holdings Co. Ltd.	688,000	374,633
*	China TransInfo Technology Co. Ltd., Class A	23,600	31,811
	China Travel International Investment Hong Kong Ltd.	526,000	84,337
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	11,369
#	China Vanke Co. Ltd., Class H	289,600	169,846
	China West Construction Group Co. Ltd., Class A	13,900	11,350
	China XLX Fertiliser Ltd.	112,000	50,910
	China Yongda Automobiles Services Holdings Ltd.	224,500	60,835
Ω	China Youran Dairy Group Ltd.	59,000	8,995
*Ω	China Yuhua Education Corp. Ltd.	378,000	32,669
	China Zheshang Bank Co. Ltd., Class H	446,599	128,782
††	China Zhongwang Holdings Ltd.	319,600	12,869
#	Chinasoft International Ltd.	480,000	288,636
	Chongqing Department Store Co. Ltd., Class A	4,700	16,859
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	22,128
	Chongqing Gas Group Corp. Ltd., Class A	17,000	14,036
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	18,663
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	200,319
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	20,498
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	29,332
	CIMC Enric Holdings Ltd.	134,000	132,576
Ω	CIMC Vehicles Group Co. Ltd., Class H	18,500	17,437
	Cinda Real Estate Co. Ltd., Class A	18,201	9,026
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	24,031

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	City Development Environment Co. Ltd., Class A	13,200	$22,397
*	Citychamp Watch & Jewellery Group Ltd.	196,000	26,007
*	CMGE Technology Group Ltd.	250,000	42,462
	CMST Development Co. Ltd., Class A	24,300	17,348
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	20,700	13,151
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	19,089
	COFCO Biotechnology Co. Ltd., Class A	24,800	21,536
#*	COFCO Joycome Foods Ltd.	534,000	121,145
	COFCO Sugar Holding Co. Ltd., Class A	31,100	42,985
	Comba Telecom Systems Holdings Ltd.	354,000	26,906
	Concord New Energy Group Ltd.	1,310,000	101,695
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	144,000	168,878
	CPMC Holdings Ltd.	151,000	128,811
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	22,247
	CSG Holding Co. Ltd., Class A	44,700	34,568
	CTS International Logistics Corp. Ltd., Class A	14,800	13,563
*	Da Ming International Holdings Ltd.	72,000	9,659
	Daan Gene Co. Ltd., Class A	27,200	26,176
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	19,942
	Dashang Co. Ltd., Class A	12,618	35,575
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	19,283
*	Deppon Logistics Co. Ltd., Class A	5,000	11,446
	Dian Diagnostics Group Co. Ltd., Class A	6,100	11,845
	Digital China Group Co. Ltd., Class A	6,100	25,747
	Digital China Information Service Group Co. Ltd., Class A	10,300	19,174
	Dongfang Electric Corp. Ltd., Class H	12,000	16,278
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	11,040
	Dongguan Development Holdings Co. Ltd., Class A	12,900	17,961
	Dongxing Securities Co. Ltd., Class A	41,000	49,739
	Dongyue Group Ltd.	306,000	269,818
	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	20,294
	East Group Co. Ltd., Class A	21,900	16,780
	E-Commodities Holdings Ltd.	216,000	44,673
	Edvantage Group Holdings Ltd.	49,441	15,498
	Elion Energy Co. Ltd., Class A	29,100	8,238
	Era Co. Ltd., Class A	28,900	18,367
	Essex Bio-technology Ltd.	43,000	12,595
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	22,088
	EVA Precision Industrial Holdings Ltd.	270,000	27,109
#	Ever Sunshine Services Group Ltd.	122,000	25,626
Ω	Everbright Securities Co. Ltd., Class H	13,400	9,396
#*Ω	Everest Medicines Ltd.	9,000	27,948
*	Fangda Carbon New Material Co. Ltd., Class A	52,900	36,956
*	Fangda Special Steel Technology Co. Ltd., Class A	26,900	15,427
	FAWER Automotive Parts Co. Ltd., Class A	15,600	12,314
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,520	47,251
*	FIH Mobile Ltd.	758,000	84,385
	Financial Street Holdings Co. Ltd., Class A	39,900	16,971
	First Capital Securities Co. Ltd., Class A	22,500	17,774
	Fosun International Ltd.	472,500	278,771
*	Fountain SET Holdings Ltd.	142,000	9,215
#	Fufeng Group Ltd.	298,000	217,436
	Fujian Funeng Co. Ltd., Class A	24,830	34,151
	Fujian Star-net Communication Co. Ltd., Class A	12,200	25,653
	Fujian Sunner Development Co. Ltd., Class A	19,311	41,664
	Gansu Energy Chemical Co. Ltd., Class A	83,500	40,585
	Gansu Shangfeng Cement Co. Ltd., Class A	17,300	16,588
	GCL Energy Technology Co. Ltd., Class A	18,100	23,598
*	GDS Holdings Ltd., Class A	204,700	207,934

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gemdale Corp., Class A	44,000	$24,077
#	Gemdale Properties & Investment Corp. Ltd.	1,254,000	44,616
	GF Securities Co. Ltd., Class H	95,000	94,643
*	Glorious Property Holdings Ltd.	64,000	82
	Goldenmax International Group Ltd., Class A	17,100	16,240
	Goldwind Science & Technology Co. Ltd., Class H	143,000	57,179
*	Goodbaby International Holdings Ltd.	272,000	23,867
	Grand Pharmaceutical Group Ltd., Class L	196,500	108,468
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	25,657
*	Greatview Aseptic Packaging Co. Ltd.	183,000	49,422
	Greentown China Holdings Ltd.	213,500	187,200
	Greentown Service Group Co. Ltd.	254,000	115,398
	Guangdong Advertising Group Co. Ltd., Class A	27,400	19,970
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	15,840
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	19,626
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	9,594
	Guangdong Dowstone Technology Co. Ltd., Class A	8,300	12,473
	Guangdong Hybribio Biotech Co. Ltd., Class A	10,350	8,920
	Guangdong Provincial Expressway Development Co. Ltd., Class A	26,900	38,072
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	36,810
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	34,500	10,393
*	Guangshen Railway Co. Ltd., Class H	282,000	76,555
	Guangxi Liugong Machinery Co. Ltd., Class A	41,900	60,752
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	22,613
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	62,000	20,876
	Guangzhou Automobile Group Co. Ltd., Class H	164,000	67,752
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	19,000	27,093
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	74,482
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,700	25,377
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	17,331
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	31,707
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	16,596
	Guomai Technologies, Inc., Class A	10,500	10,078
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,900	20,102
*	Hainan Meilan International Airport Co. Ltd., Class H	50,000	48,693
	Haitian International Holdings Ltd.	62,000	201,925
	Haitong Securities Co. Ltd., Class H	362,400	173,090
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	15,859
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,600	61,332
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	13,884
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	39,900	36,913
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	21,837
	Hangzhou Onechance Tech Corp., Class A	5,700	14,029
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	45,604
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	3,100	13,689
	Han’s Laser Technology Industry Group Co. Ltd., Class A	21,600	62,743
	Harbin Electric Co. Ltd., Class H	200,000	64,599
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	11,075
	HBIS Resources Co. Ltd., Class A	10,900	27,196
	Health & Happiness H&H International Holdings Ltd.	44,000	57,203
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	11,726
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	34,110
	Henan Pinggao Electric Co. Ltd., Class A	20,100	41,133
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	23,605
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	7,822
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	21,638
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	22,259
	Hengan International Group Co. Ltd.	107,500	360,896

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hengyi Petrochemical Co. Ltd., Class A	61,100	$63,101
	Hesteel Co. Ltd., Class A	133,300	40,218
*	Hopson Development Holdings Ltd.	283,793	134,859
	Hoyuan Green Energy Co. Ltd., Class A	6,480	19,630
*Ω	Hua Hong Semiconductor Ltd.	110,000	216,777
	Huaan Securities Co. Ltd., Class A	44,460	29,599
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,400	20,629
*	Huafu Fashion Co. Ltd., Class A	36,000	23,643
	Huapont Life Sciences Co. Ltd., Class A	52,700	33,736
Ω	Huatai Securities Co. Ltd., Class H	15,400	18,212
	Huaxi Securities Co. Ltd., Class A	40,400	41,148
	Huaxin Cement Co. Ltd., Class A	9,500	18,206
	Huaxin Cement Co. Ltd., Class H	47,800	42,578
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	97,100	31,793
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,500	39,974
	Huishang Bank Corp. Ltd., Class H	173,800	52,886
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	42,830	15,179
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	33,500	11,867
	Hunan Gold Corp. Ltd., Class A	13,200	28,214
*	Hytera Communications Corp. Ltd., Class A	23,700	13,869
*	HyUnion Holding Co. Ltd., Class A	23,200	18,172
	Infore Environment Technology Group Co. Ltd., Class A	39,700	28,054
Ω	Ingdan, Inc.	66,000	8,942
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	23,500	68,294
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	22,680	38,559
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,500	32,140
	Inspur Digital Enterprise Technology Ltd.	80,000	39,508
	Intco Medical Technology Co. Ltd., Class A	9,720	36,958
	Intron Technology Holdings Ltd.	59,000	14,211
	Jade Bird Fire Co. Ltd., Class A	8,190	16,408
*Ω	JD Logistics, Inc.	184,400	199,581
	JH Educational Technology, Inc.	40,000	3,558
	Jiangling Motors Corp. Ltd., Class A	9,400	33,778
	Jiangsu Azure Corp., Class A	15,100	17,480
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	41,922
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	10,200	14,624
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,700	11,399
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	18,063
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	22,993
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	19,406
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	16,124
	Jiangsu Shagang Co. Ltd., Class A	60,400	33,372
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	11,900	10,541
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	14,840
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	33,320
	Jiangxi Bank Co. Ltd., Class H	71,500	6,927
	Jiangxi Wannianqing Cement Co. Ltd., Class A	11,000	8,454
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	13,635
*	Jilin Chemical Fibre, Class A	39,400	19,803
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	4,705
	Jinchuan Group International Resources Co. Ltd.	425,000	41,512
#	JinkoSolar Holding Co. Ltd., ADR	8,667	209,048
	Jinlei Technology Co. Ltd., Class A	3,600	9,333
	Jinmao Property Services Co. Ltd.	15,891	4,940
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	12,700	27,823
	Jinneng Science&Technology Co. Ltd., Class A	15,900	14,873
*Ω	Jinxin Fertility Group Ltd.	395,000	133,212
	Jiuzhitang Co. Ltd., Class A	14,600	15,792
	Jizhong Energy Resources Co. Ltd., Class A	56,900	58,843

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	$45,233
	Joinn Laboratories China Co. Ltd., Class A	7,700	17,351
	Jointown Pharmaceutical Group Co. Ltd., Class A	34,855	39,436
	JSTI Group, Class A	22,800	26,608
	Ju Teng International Holdings Ltd.	128,000	16,879
	Juewei Food Co. Ltd., Class A	5,200	14,531
*	JY Grandmark Holdings Ltd.	50,000	5,126
*Ω	Kangda International Environmental Co. Ltd.	94,000	2,783
*	Kasen International Holdings Ltd.	167,000	5,909
	KBC Corp. Ltd., Class A	1,278	6,591
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	20,998
	Kinetic Development Group Ltd.	342,000	39,701
	Kingboard Holdings Ltd.	148,000	325,271
	Kingboard Laminates Holdings Ltd.	169,000	144,770
	Kingfa Sci & Tech Co. Ltd., Class A	19,500	20,037
*	Kingsoft Cloud Holdings Ltd.	66,000	13,777
*	Ko Yo Chemical Group Ltd.	668,000	6,208
*	Konka Group Co. Ltd., Class A	21,700	9,165
	Kunlun Energy Co. Ltd.	756,000	732,850
	Lao Feng Xiang Co. Ltd., Class A	5,000	53,200
	Laobaixing Pharmacy Chain JSC, Class A	6,600	30,448
	Launch Tech Co. Ltd., Class H	62,500	21,985
	Lee & Man Chemical Co. Ltd.	38,000	16,264
	Lee & Man Paper Manufacturing Ltd.	299,000	89,998
	Lee’s Pharmaceutical Holdings Ltd.	45,000	6,359
Ω	Legend Holdings Corp., Class H	104,200	73,596
*	Leo Group Co. Ltd., Class A	102,800	28,253
	Leoch International Technology Ltd.	116,000	18,867
	Leyard Optoelectronic Co. Ltd., Class A	22,500	15,489
	Lianhe Chemical Technology Co. Ltd., Class A	16,000	13,039
*	Liao Ning Oxiranchem, Inc., Class A	13,300	9,647
	Liaoning Port Co. Ltd., Class H	284,000	22,392
*	Lier Chemical Co. Ltd., Class A	11,400	15,019
*	Liuzhou Iron & Steel Co. Ltd., Class A	34,800	14,051
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	6,800	18,456
	LK Technology Holdings Ltd.	80,000	32,410
	Loncin Motor Co. Ltd., Class A	38,300	34,228
Ω	Longfor Group Holdings Ltd.	348,500	516,179
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	12,385
	Longshine Technology Group Co. Ltd., Class A	8,900	12,213
	Lonking Holdings Ltd.	411,000	75,524
	Luenmei Quantum Co. Ltd., Class A	23,600	19,172
	Luxi Chemical Group Co. Ltd., Class A	25,900	41,337
#*Ω	Luye Pharma Group Ltd.	366,000	128,963
*	Maanshan Iron & Steel Co. Ltd., Class H	296,000	43,295
	Maccura Biotechnology Co. Ltd., Class A	7,900	14,289
*Ω	Maoyan Entertainment	76,600	94,706
#Ω	Medlive Technology Co. Ltd.	12,000	12,606
	Meilleure Health International Industry Group Ltd.	432,000	7,573
	Metallurgical Corp. of China Ltd., Class H	528,000	102,782
	M-Grass Ecology & Environment Group Co. Ltd., Class A	34,800	13,654
Ω	Midea Real Estate Holding Ltd.	51,200	28,575
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	12,067
	Ming Yang Smart Energy Group Ltd., Class A	31,100	41,884
#*	Ming Yuan Cloud Group Holdings Ltd.	140,000	43,609
*	Minmetals Land Ltd.	340,000	15,215
	Minth Group Ltd.	134,000	228,417
	MLS Co. Ltd., Class A	24,900	28,751
*	MMG Ltd.	348,000	157,792

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Monalisa Group Co. Ltd., Class A	4,600	$6,574
*	Morimatsu International Holdings Co. Ltd.	21,000	13,289
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,900	15,328
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	56,326
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	10,200	8,112
*	Nayuki Holdings Ltd.	29,500	10,385
	NetDragon Websoft Holdings Ltd.	49,500	69,339
	New China Life Insurance Co. Ltd., Class H	173,800	333,306
*	New World Department Store China Ltd.	124,000	3,826
	Newland Digital Technology Co. Ltd., Class A	4,000	9,347
	Nexteer Automotive Group Ltd.	166,000	87,500
*	Nine Dragons Paper Holdings Ltd.	341,000	150,656
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	36,627
	Ningbo Joyson Electronic Corp., Class A	18,400	44,471
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	5,282	22,192
	Ningbo Yunsheng Co. Ltd., Class A	10,700	8,865
	Norinco International Cooperation Ltd., Class A	8,300	13,817
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	13,617
	Northeast Securities Co. Ltd., Class A	37,100	35,173
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	11,000	8,523
	Offshore Oil Engineering Co. Ltd., Class A	62,700	54,944
	Opple Lighting Co. Ltd., Class A	6,900	17,276
	ORG Technology Co. Ltd., Class A	58,200	37,469
*	Orient Group, Inc., Class A	65,400	13,349
	Orient Overseas International Ltd.	24,000	350,041
Ω	Orient Securities Co. Ltd., Class H	44,400	18,379
*	Oriental Energy Co. Ltd., Class A	34,900	44,031
	Pacific Online Ltd.	71,000	3,815
	PAX Global Technology Ltd.	92,000	76,974
*	PCI Technology Group Co. Ltd., Class A	25,000	15,494
	PhiChem Corp., Class A	9,000	14,711
#*Ω	Ping An Healthcare & Technology Co. Ltd.	86,500	122,298
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	21,000	38,257
	PNC Process Systems Co. Ltd., Class A	6,200	21,212
*	Polaris Bay Group Co. Ltd., Class A	38,700	39,790
	Poly Property Group Co. Ltd.	484,637	88,441
	Poly Property Services Co. Ltd., Class H	12,600	51,188
	Pou Sheng International Holdings Ltd.	269,000	22,616
	Prinx Chengshan Holdings Ltd.	20,000	18,532
	Pylon Technologies Co. Ltd., Class A	1,200	13,108
#*	Q Technology Group Co. Ltd.	123,000	50,626
	Qingdao East Steel Tower Stock Co. Ltd., Class A	11,700	12,297
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	11,912
	Qingdao Gon Technology Co. Ltd., Class A	4,200	13,340
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	18,361
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	6,860	13,216
*	Qingdao Rural Commercial Bank Corp., Class A	127,700	49,980
	Qinhuangdao Port Co. Ltd., Class H	74,500	15,465
#*	Radiance Holdings Group Co. Ltd.	140,000	37,983
#Ω	Red Star Macalline Group Corp. Ltd., Class H	76,120	15,106
#*††Ω	Redco Properties Group Ltd.	156,000	4,985
	Renhe Pharmacy Co. Ltd., Class A	26,500	23,842
	Rianlon Corp., Class A	3,700	15,309
	Risen Energy Co. Ltd., Class A	16,000	28,580
*	RiseSun Real Estate Development Co. Ltd., Class A	57,900	13,271
	Riyue Heavy Industry Co. Ltd., Class A	15,400	26,036
	Rongan Property Co. Ltd., Class A	54,000	18,147
*	Roshow Technology Co. Ltd., Class A	29,000	23,349
	Runjian Co. Ltd., Class A	3,100	14,996

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sansteel Minguang Co. Ltd. Fujian, Class A	32,800	$16,007
	Sansure Biotech, Inc., Class A	9,291	26,191
	Sany Heavy Equipment International Holdings Co. Ltd.	34,000	23,891
	Sealand Securities Co. Ltd., Class A	103,000	47,651
#*	Seazen Group Ltd.	568,000	98,006
*	Seazen Holdings Co. Ltd., Class A	16,700	22,621
#	S-Enjoy Service Group Co. Ltd.	63,000	23,407
*	Shaanxi Construction Machinery Co. Ltd., Class A	16,600	6,685
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	29,350	38,252
	Shandong Bohui Paper Industrial Co. Ltd., Class A	20,800	15,705
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	21,720
	Shandong Dawn Polymer Co. Ltd., Class A	8,700	13,314
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	37,700	29,341
*	Shandong Humon Smelting Co. Ltd., Class A	11,000	18,368
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	6,800	17,630
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	396,400	268,818
	Shandong Xiantan Co. Ltd., Class A	11,300	9,553
	Shanghai AJ Group Co. Ltd., Class A	21,400	13,275
	Shanghai Bailian Group Co. Ltd., Class A	25,800	31,500
	Shanghai Construction Group Co. Ltd., Class A	135,800	44,882
	Shanghai Environment Group Co. Ltd., Class A	11,300	14,487
	Shanghai Industrial Holdings Ltd.	85,000	118,672
	Shanghai Industrial Urban Development Group Ltd.	312,800	19,440
	Shanghai Jahwa United Co. Ltd., Class A	7,300	21,033
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,000	27,844
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	13,389
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	30,701
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,800	192,980
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	18,154
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	49,056
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	11,688
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,801	46,418
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	12,921
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,700	25,734
	Shanxi Coking Co. Ltd., Class A	25,200	15,742
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	31,743
*	Shanxi Meijin Energy Co. Ltd., Class A	44,200	36,950
	Shanxi Securities Co. Ltd., Class A	45,300	32,761
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	75,600	40,232
*Ω	Shengjing Bank Co. Ltd., Class H	95,000	11,897
*	Shenzhen Airport Co. Ltd., Class A	36,800	35,482
	Shenzhen Aisidi Co. Ltd., Class A	14,000	23,257
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	18,386
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	18,840
	Shenzhen Das Intellitech Co. Ltd., Class A	40,900	15,841
	Shenzhen Desay Battery Technology Co., Class A	5,980	18,056
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	12,057
	Shenzhen Gas Corp. Ltd., Class A	31,800	32,803
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	20,221
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,100	16,191
	Shenzhen International Holdings Ltd.	282,255	225,747
	Shenzhen Investment Ltd.	543,199	69,050
	Shenzhen Jinjia Group Co. Ltd., Class A	37,700	24,218
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	15,619
	Shenzhen Kedali Industry Co. Ltd., Class A	2,100	27,590
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	26,404
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	19,753
	Shenzhen Leaguer Co. Ltd., Class A	15,600	13,178
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	19,075

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen MTC Co. Ltd., Class A	62,300	$46,580
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	16,900
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	15,422
	Shenzhen Senior Technology Material Co. Ltd., Class A	18,400	25,919
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,700	14,784
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	20,474
	Shenzhen Topband Co. Ltd., Class A	16,700	23,310
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	33,781
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	37,258
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	17,147
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,400	42,019
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	7,826
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	38,655
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	39,800	40,263
	Shinva Medical Instrument Co. Ltd., Class A	4,400	13,492
#	Shoucheng Holdings Ltd.	466,000	83,618
	Shougang Fushan Resources Group Ltd.	483,728	184,278
*	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	6,479
	Shui On Land Ltd.	776,500	72,376
	Sichuan Chengfei Integration Technology Corp., Class A	7,000	15,705
	Sichuan Development Lomon Co. Ltd., Class A	33,800	32,803
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	13,466
	Sichuan Hebang Biotechnology Co. Ltd., Class A	124,740	36,113
*	Sichuan Hexie Shuangma Co. Ltd., Class A	5,000	10,189
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	11,990
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,400	17,926
	SIIC Environment Holdings Ltd.	413,300	49,888
Ω	Simcere Pharmaceutical Group Ltd.	98,000	67,270
	Sinochem International Corp., Class A	36,300	20,546
	Sinofert Holdings Ltd.	518,000	57,496
	Sinoma International Engineering Co., Class A	14,100	24,661
	Sinoma Science & Technology Co. Ltd., Class A	22,400	47,905
	Sinomach Automobile Co. Ltd., Class A	21,100	20,661
	Sinomine Resource Group Co. Ltd., Class A	7,700	37,657
	Sinopec Engineering Group Co. Ltd., Class H	269,000	173,264
	Sinopharm Group Co. Ltd., Class H	260,000	656,594
	Sino-Platinum Metals Co. Ltd., Class A	10,790	22,139
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	22,402
	Sinotrans Ltd., Class H	409,000	196,061
	Skyworth Group Ltd.	269,978	111,026
Ω	Smoore International Holdings Ltd.	129,000	112,348
	Sobute New Materials Co. Ltd., Class A	6,400	7,135
*	SOHO China Ltd.	475,500	45,901
*	South Manganese Investment Ltd.	131,000	7,954
	Southwest Securities Co. Ltd., Class A	72,100	39,382
*	STO Express Co. Ltd., Class A	17,500	22,062
	Sumavision Technologies Co. Ltd., Class A	25,100	16,167
	Sun Art Retail Group Ltd.	482,000	99,489
*	Sun King Technology Group Ltd.	234,000	33,942
	Suning Universal Co. Ltd., Class A	36,974	10,497
*	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	18,217
	Sunwoda Electronic Co. Ltd., Class A	30,600	64,060
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	23,214
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,300	38,685
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	35,200	16,636
	SY Holdings Group Ltd.	81,000	46,661
	Symphony Holdings Ltd.	280,000	28,247
	Tangrenshen Group Co. Ltd., Class A	21,700	17,357
	Tangshan Jidong Cement Co. Ltd., Class A	27,800	19,767

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	58,200	$35,493
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	19,420
	Tayho Advanced Materials Group Co. Ltd., Class A	9,700	14,161
	TCL Electronics Holdings Ltd.	176,000	115,677
	Tian An China Investment Co. Ltd.	115,000	56,829
	Tian Di Science & Technology Co. Ltd., Class A	50,500	51,631
	Tiande Chemical Holdings Ltd.	56,000	8,130
	Tiangong International Co. Ltd.	254,000	54,818
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	36,144
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	31,000	16,490
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	20,109
	Tianjin Teda Co. Ltd., Class A	32,100	15,693
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,000	8,595
*	Tianma Microelectronics Co. Ltd., Class A	40,600	45,342
#	Tianqi Lithium Corp., Class H	6,600	25,415
	Tianshan Aluminum Group Co. Ltd., Class A	62,900	65,430
	Tianshui Huatian Technology Co. Ltd., Class A	36,000	40,507
	Tofflon Science & Technology Group Co. Ltd., Class A	10,500	21,642
	Tomson Group Ltd.	99,162	20,406
	Tong Ren Tang Technologies Co. Ltd., Class H	119,000	81,742
*	Tongcheng Travel Holdings Ltd.	25,600	67,376
*	Tongdao Liepin Group	79,000	30,212
*	Tongguan Gold Group Ltd.	82,000	5,112
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	15,501
	Tongyu Heavy Industry Co. Ltd., Class A	102,900	31,225
*	Topsec Technologies Group, Inc., Class A	14,700	12,611
	TravelSky Technology Ltd., Class H	129,000	167,575
*	Trigiant Group Ltd.	238,000	11,584
#*	Triumph New Energy Co. Ltd., Class H	22,000	14,978
	Truking Technology Ltd., Class A	9,300	10,833
	Truly International Holdings Ltd.	408,000	43,917
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	16,205
	Unilumin Group Co. Ltd., Class A	16,800	13,097
	Uni-President China Holdings Ltd.	207,000	158,745
#	United Energy Group Ltd.	530,000	37,806
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	32,563
	Valiant Co. Ltd., Class A	9,000	14,269
	Vats Liquor Chain Store Management JSC Ltd., Class A	8,100	19,761
	Vatti Corp. Ltd., Class A	9,200	9,216
*††Ω	Venus MedTech Hangzhou, Inc., Class H	62,500	33,716
#*Ω	Viva Biotech Holdings	209,000	14,047
*	Vnet Group, Inc., ADR	31,857	53,838
	Wangneng Environment Co. Ltd., Class A	8,300	16,503
	Wanxiang Qianchao Co. Ltd., Class A	44,640	31,316
	Wasion Holdings Ltd.	98,000	80,031
	Wasu Media Holding Co. Ltd., Class A	36,300	37,542
	Wellhope Foods Co. Ltd., Class A	18,100	17,920
	West China Cement Ltd.	528,000	80,606
	Western Securities Co. Ltd., Class A	18,300	18,644
	Windey Energy Technology Group Co. Ltd., Class A	11,000	14,949
	Winner Medical Co. Ltd., Class A	3,400	14,678
	Wolong Electric Group Co. Ltd., Class A	17,500	33,450
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	39,357
*	Wuhan P&S Information Technology Co. Ltd., Class A	29,800	20,697
	Wuhu Token Science Co. Ltd., Class A	27,900	19,834
	Wushang Group Co. Ltd., Class A	11,700	12,270
*	Wuxi Boton Technology Co. Ltd., Class A	10,500	20,703
*	Wuxi Taiji Industry Co. Ltd., Class A	17,400	15,025
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	99,000	22,815

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Bank Co. Ltd., Class A	26,400	$20,264
	Xiamen C & D, Inc., Class A	29,600	40,576
	Xiamen ITG Group Corp. Ltd., Class A	19,700	20,050
	Xiamen Tungsten Co. Ltd., Class A	13,000	34,278
	Xiamen Xiangyu Co. Ltd., Class A	33,700	31,419
	Xiandai Investment Co. Ltd., Class A	19,900	10,902
	Xianhe Co. Ltd., Class A	7,900	19,804
	Xilinmen Furniture Co. Ltd., Class A	6,900	17,808
*	Xinchen China Power Holdings Ltd.	86,000	2,615
*	Xinfengming Group Co. Ltd., Class A	13,000	25,605
	Xingda International Holdings Ltd.	233,143	43,340
	Xingfa Aluminium Holdings Ltd.	46,000	43,948
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	205,000	28,432
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,300	29,875
*	Xinte Energy Co. Ltd., Class H	69,600	77,703
*	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	24,330
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	40,815
	Xinyi Energy Holdings Ltd.	166,531	23,272
	Xinyi Solar Holdings Ltd.	240,000	165,136
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	17,278
*Ω	XJ International Holdings Co. Ltd.	680,000	20,631
	Xtep International Holdings Ltd.	229,000	144,733
	Yankuang Energy Group Co. Ltd., Class H	8,000	17,355
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	16,275
	Yeebo International Holdings Ltd.	102,000	48,093
	Yibin Tianyuan Group Co. Ltd., Class A	18,070	11,476
**Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	147,720
*	Yifan Pharmaceutical Co. Ltd., Class A	13,300	24,195
	Yip’s Chemical Holdings Ltd.	78,000	15,392
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,700	19,473
	Yonfer Agricultural Technology Co. Ltd., Class A	24,300	39,416
	YongXing Special Materials Technology Co. Ltd., Class A	5,700	37,219
	Yotrio Group Co. Ltd., Class A	37,300	13,925
	Yuexiu Property Co. Ltd.	288,000	171,884
	Yunda Holding Co. Ltd., Class A	56,500	61,040
	Yunnan Copper Co. Ltd., Class A	26,500	51,091
	Yunnan Tin Co. Ltd., Class A	23,600	53,514
	Zhefu Holding Group Co. Ltd., Class A	80,600	37,103
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	19,334
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	19,935
	Zhejiang Crystal-Optech Co. Ltd., Class A	14,600	28,959
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	11,956
	Zhejiang Hailiang Co. Ltd., Class A	17,900	22,777
	Zhejiang Hangmin Co. Ltd., Class A	13,800	14,668
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	34,800	30,385
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	26,485
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	28,955
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	6,100	17,970
*	Zhejiang Jingu Co. Ltd., Class A	21,900	16,592
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	25,150
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	23,261
	Zhejiang Longsheng Group Co. Ltd., Class A	34,800	43,884
	Zhejiang Medicine Co. Ltd., Class A	19,100	26,227
*	Zhejiang Narada Power Source Co. Ltd., Class A	10,800	15,508
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,600	10,571
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	20,663
	Zhejiang Runtu Co. Ltd., Class A	28,700	26,177
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	35,710
	Zhejiang Southeast Space Frame Co. Ltd., Class A	24,600	15,704

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,400	$14,245
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	49,837
*	Zhejiang Wanliyang Co. Ltd., Class A	16,100	13,364
	Zhejiang Wanma Co. Ltd., Class A	15,200	17,472
	Zhejiang Wansheng Co. Ltd., Class A	7,900	10,727
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	18,776
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	16,238
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,600	18,251
	Zhende Medical Co. Ltd., Class A	2,900	8,600
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	87,747
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	39,643
	Zhongsheng Group Holdings Ltd.	155,500	283,598
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	5,557
Ω	Zhou Hei Ya International Holdings Co. Ltd.	200,000	47,749
#*	Zhuguang Holdings Group Co. Ltd.	28,000	479
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	19,058
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	30,400	108,954
	Zhuzhou Kibing Group Co. Ltd., Class A	32,000	34,437
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	204,833

TOTAL CHINA			38,028,419

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	22,960	52,353
	Corp. Financiera Colombiana SA	3,074	11,597
	Grupo Argos SA	15,974	65,639
	Mineros SA	34,702	26,979

TOTAL COLOMBIA			156,568

DENMARK — (2.2%)
	Alm Brand AS	302,698	524,867
	BankNordik P	1,321	29,943
*	Bavarian Nordic AS	26,100	569,572
#	Columbus AS	23,788	33,328
	D/S Norden AS	9,351	394,283
	Dfds AS	14,217	434,353
#	FLSmidth & Co. AS	17,559	876,251
*	GN Store Nord AS	35,889	968,145
	GronlandsBANKEN AS	210	19,259
	H Lundbeck AS	97,184	472,570
	H Lundbeck AS, Class A	24,658	103,721
*	H&H International AS, Class B	6,441	67,344
	ISS AS	44,132	826,301
	Jyske Bank AS	18,173	1,470,374
	Matas AS	13,030	209,893
*Ω	Netcompany Group AS	11,799	428,046
*	Nilfisk Holding AS	4,737	99,414
*	NKT AS	19,205	1,593,138
	North Media AS	2,598	22,458
	Per Aarsleff Holding AS	6,619	310,148
	Ringkjoebing Landbobank AS	9,222	1,549,899
	Rockwool AS, Class A	1,416	460,232
	Rockwool AS, Class B	2,620	854,090
	Royal Unibrew AS	1,854	139,620
#*	RTX AS	1,806	25,076
Ω	Scandinavian Tobacco Group AS, Class A	22,438	362,468
	Schouw & Co. AS	4,623	370,873
#	Solar AS, Class B	1,665	77,900
	SP Group AS	2,158	66,944

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Spar Nord Bank AS	34,913	$617,702
	Sparekassen Sjaelland-Fyn AS	4,899	151,217
	Sydbank AS	19,669	1,000,158
	TORM PLC, Class A	12,616	435,807
	Tryg AS	32,083	634,994
	Vestjysk Bank AS	59,255	38,933

TOTAL DENMARK			16,239,321

FINLAND — (1.8%)
	Aktia Bank OYJ	15,532	158,325
#	Alandsbanken Abp, Class B	2,284	80,176
	Anora Group OYJ	6,620	35,207
	Apetit OYJ	1,113	16,663
	Aspo OYJ	4,867	30,573
	Atria OYJ	3,506	35,121
#	Bittium OYJ	5,009	31,735
	Cargotec OYJ, Class B	10,303	812,598
	Digia OYJ	4,078	23,107
Ω	Enento Group OYJ	3,980	70,066
	Fiskars OYJ Abp	10,410	194,472
	Fortum OYJ	89,128	1,174,475
	Glaston OYJ Abp	8,852	8,489
*	HKScan OYJ, Class A	16,407	12,246
	Huhtamaki OYJ	25,055	960,166
	Kamux Corp	1,769	10,042
	Kemira OYJ	32,084	698,653
	Kesko OYJ, Class A	4,279	75,045
	Kesko OYJ, Class B	9,090	155,188
	Konecranes OYJ	14,581	766,310
	Lassila & Tikanoja OYJ	10,732	99,641
*	Mandatum OYJ	6,731	31,193
	Metsa Board OYJ, Class A	2,149	18,060
	Metsa Board OYJ, Class B	48,951	352,011
#	NoHo Partners OYJ	1,625	13,991
#	Nokian Renkaat OYJ	29,900	260,697
	Olvi OYJ, Class A	3,777	120,745
	Oma Saastopankki OYJ	2,569	47,083
	Oriola OYJ	4,300	4,676
	Oriola OYJ, Class B	39,268	37,429
#	Outokumpu OYJ	104,294	421,745
	Pihlajalinna OYJ	6,174	54,471
	Ponsse OYJ	730	17,859
	Raisio OYJ, Class V	36,679	75,191
*	Rapala VMC OYJ	4,631	14,674
	Sanoma OYJ	19,907	144,561
	Scanfil OYJ	3,530	27,582
*	SRV Group OYJ	786	4,056
	Stora Enso OYJ, Class R	124,293	1,655,661
#	Taaleri PLC	5,902	50,885
#*	Teleste OYJ	3,463	10,296
Ω	Terveystalo OYJ	45,094	418,747
	TietoEVRY OYJ	23,793	449,000
	Tokmanni Group Corp	8,641	131,132
#	Valmet OYJ	38,832	968,898
	Wartsila OYJ Abp	106,918	1,972,376
*	WithSecure OYJ	25,449	29,032
	YIT OYJ	27,688	57,476

TOTAL FINLAND			12,837,825

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (4.3%)
	ABC arbitrage	5,304	$22,408
	AKWEL SADIR	2,712	40,432
Ω	ALD SA	10,702	70,382
	Alstom SA	67,906	1,070,747
Ω	Amundi SA	10,773	751,572
	Arkema SA	14,903	1,537,792
	Assystem SA	1,526	87,551
#*	Atos SE	30,408	65,053
	Aubay	826	36,086
	Axway Software SA	1,894	50,504
	Beneteau SACA	9,933	128,624
	Boiron SA	1,406	51,412
	Bonduelle SCA	4,826	41,709
	Bouygues SA	51,932	1,913,969
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	25,291
	Carrefour SA	124,412	2,093,011
	CBo Territoria	11,180	44,189
*	Cegedim SA	2,088	32,053
*	CGG SA	205,970	86,180
	Cie des Alpes	6,017	87,337
	Cie Plastic Omnium SE	14,248	173,540
#	Clariane SE	15,822	37,780
	Coface SA	34,135	525,290
	Derichebourg SA	27,304	115,729
	Eiffage SA	20,030	2,137,170
*	Ekinops SAS	2,652	9,321
*Ω	Elior Group SA	41,700	114,494
	Elis SA	58,949	1,323,486
	Eramet SA	1,947	188,594
	Esso SA Francaise	581	110,428
	Etablissements Maurel et Prom SA	22,578	142,591
	Eurazeo SE	11,657	1,050,035
#*	Eutelsat Communications SACA	28,755	115,511
*	Exclusive Networks SA	4,319	91,944
	Exel Industries SA, Class A	396	23,181
	Fnac Darty SA	2,442	85,912
*	Forvia SE	44,431	707,104
	GL Events SACA	2,532	50,801
	Groupe Crit SA	1,048	84,082
	Groupe SFPI	8,334	17,006
#	Guerbet	1,473	58,860
	Imerys SA	10,388	333,805
	IPSOS SA	11,856	793,375
	Jacquet Metals SACA	4,886	94,609
	Laurent-Perrier	749	97,528
	LISI SA	3,548	92,970
	LNA Sante SA	1,202	26,054
#Ω	Maisons du Monde SA	4,257	20,423
	Manitou BF SA	2,169	53,359
	Mersen SA	6,943	256,436
	Metropole Television SA	6,128	86,539
	Nexity SA	9,422	105,678
	NRJ Group	6,338	52,774
	Quadient SA	11,111	212,615
	Renault SA	55,113	2,729,930
	Rexel SA	53,173	1,378,236
	Samse SACA	262	49,957
	Savencia SA	1,752	98,659
	SCOR SE	43,059	1,404,918

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	SEB SA	5,149	$607,707
	SES SA	111,414	540,523
#*Ω	SMCP SA	13,403	32,271
	Societe BIC SA	5,124	360,335
	Societe LDC SADIR	825	131,618
*	SOITEC	3,080	301,170
	Stef SA	1,010	136,928
	Synergie SE	2,390	91,481
	Technip Energies NV	42,659	1,004,621
	Television Francaise 1 SA	14,457	132,014
#	Thermador Groupe	289	24,698
	Totalenergies EP Gabon	282	50,868
	Trigano SA	2,049	311,490
*	Ubisoft Entertainment SA	18,077	425,703
	Valeo SE	59,493	753,985
*	Vallourec SACA	43,624	751,057
	Vetoquinol SA	278	27,988
	Vicat SACA	5,082	187,619
	VIEL & Cie SA	3,477	37,437
	Vivendi SE	175,700	1,787,517
#*	Voltalia SA	5,427	45,091
	Vranken-Pommery Monopole SA	1,043	17,220
*Ω	Worldline SA	6,497	67,390
*Ω	X-Fab Silicon Foundries SE	18,603	128,676

TOTAL FRANCE			31,242,433

GERMANY — (3.7%)
	1&1 AG	10,207	178,378
	7C Solarparken AG	17,690	59,597
	All for One Group SE	212	13,227
	AlzChem Group AG	1,011	49,158
Ω	Aumann AG	2,278	42,915
	Aurubis AG	9,174	730,743
#*Ω	Auto1 Group SE	12,251	62,374
	BayWa AG	4,365	104,713
Ω	Befesa SA	5,892	168,453
	Bertrandt AG	898	38,572
	Bijou Brigitte AG	1,477	60,327
	Bilfinger SE	9,612	447,395
#*	Borussia Dortmund GmbH & Co. KGaA	25,902	102,675
	Brenntag SE	12,233	976,235
	CANCOM SE	6,818	212,899
*	Ceconomy AG	93,170	214,617
	Cewe Stiftung & Co. KGaA	1,803	191,863
	Commerzbank AG	53,855	800,401
	CompuGroup Medical SE & Co. KGaA	3,291	98,585
	Continental AG	167	10,823
*Ω	Covestro AG	52,883	2,648,579
	Deutz AG	41,097	237,422
	Draegerwerk AG & Co. KGaA	853	39,665
	Duerr AG	11,658	298,230
Ω	DWS Group GmbH & Co. KGaA	9,378	395,695
	EDAG Engineering Group AG	1,985	24,048
	ElringKlinger AG	8,846	62,822
*	Encavis AG	22,644	407,658
	Evonik Industries AG	52,367	1,091,363
*	Evotec SE	20,480	211,051
*	flatexDEGIRO AG	16,026	209,385
	FORTEC Elektronik AG	585	13,827

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Fraport AG Frankfurt Airport Services Worldwide	9,405	$470,890
	Freenet AG	36,293	1,008,887
	Fresenius Medical Care AG	47,923	2,017,688
	Friedrich Vorwerk Group SE	2,697	45,195
	Gerresheimer AG	8,611	927,378
	Gesco SE	2,252	45,716
	H&R GmbH & Co. KGaA	4,152	21,938
*	Hamburger Hafen und Logistik AG	5,313	94,544
#*	Heidelberger Druckmaschinen AG	55,170	55,578
*	HelloFresh SE	38,915	260,924
	Hornbach Holding AG & Co. KGaA	2,266	177,813
	Indus Holding AG	1,611	43,742
Ω	Instone Real Estate Group SE	17,183	159,153
	Jenoptik AG	14,474	388,051
Ω	JOST Werke SE	3,772	182,151
	K&S AG	49,495	740,442
	KION Group AG	18,003	829,720
	Kloeckner & Co. SE	5,156	36,544
	Knaus Tabbert AG	1,043	47,274
*	Koenig & Bauer AG	4,875	69,081
	Kontron AG	8,109	163,238
	Krones AG	3,273	431,486
	KSB SE & Co. KGaA	62	44,335
	KWS Saat SE & Co. KGaA	3,267	179,640
	Lanxess AG	16,709	472,247
#*	LPKF Laser & Electronics SE	3,178	26,414
*	Mediclin AG	5,270	15,966
*	Medios AG	3,854	58,388
	METRO AG	31,081	166,275
	MLP SE	21,361	128,515
	Mutares SE & Co. KGaA	3,535	158,434
	Norma Group SE	1,284	25,425
*	OHB SE	1,667	77,595
	Pfeiffer Vacuum Technology AG	218	35,975
	ProSiebenSat.1 Media SE	39,294	305,191
	Puma SE	19,512	900,888
*	q.beyond AG	32,252	22,018
	RTL Group SA	8,393	258,713
	SAF-Holland SE	5,757	110,906
	Salzgitter AG	11,280	289,682
	Schloss Wachenheim AG	674	11,002
#*	SGL Carbon SE	14,958	107,098
*	Siemens Energy AG	39,367	808,340
	Siltronic AG	4,337	338,002
	Sixt SE	3,672	351,578
	Stabilus SE	6,552	406,538
	STRATEC SE	879	40,450
	Suedzucker AG	15,827	225,892
	Surteco Group SE	1,940	34,196
	Takkt AG	8,473	117,879
	Technotrans SE	2,069	46,580
	thyssenkrupp AG	117,165	588,014
	United Internet AG	24,546	593,739
#	Verbio SE	2,852	59,454
	Vossloh AG	2,264	109,559
	Wacker Chemie AG	3,997	427,871
	Wacker Neuson SE	10,588	189,399
	Wuestenrot & Wuerttembergische AG	8,935	125,648

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*Ω	Zalando SE	18,386	$481,075

TOTAL GERMANY			26,760,049

GREECE — (0.1%)
*	Aegean Airlines SA	775	10,398
*	Alpha Services & Holdings SA	121,392	204,985
	Autohellas Tourist & Trading SA	819	11,190
	Bank of Greece	3,495	52,211
*	Ellaktor SA	3,816	10,656
	ElvalHalcor SA	7,892	16,176
	GEK Terna SA	1,588	28,294
	Helleniq Energy Holdings SA	9,333	83,666
*	LAMDA Development SA	6,355	46,638
	Motor Oil Hellas Corinth Refineries SA	6,363	184,616
*	Piraeus Financial Holdings SA	25,530	102,272
	Sarantis SA	2,655	33,536
	Thrace Plastics Holding & Co.	2,463	10,502
	Titan Cement International SA	5,589	176,910

TOTAL GREECE			972,050

HONG KONG — (1.3%)
	Analogue Holdings Ltd.	42,000	5,782
	ASMPT Ltd.	13,000	161,560
	Associated International Hotels Ltd.	12,000	8,290
	Bank of East Asia Ltd.	307,200	386,794
*	Blue River Holdings Ltd.	120,000	2,649
*	BOCOM International Holdings Co. Ltd.	275,000	10,473
	Build King Holdings Ltd.	120,000	16,489
*	Century City International Holdings Ltd.	360,000	8,987
	Cheuk Nang Holdings Ltd.	37,997	8,054
	Chevalier International Holdings Ltd.	20,000	11,322
*	China Energy Development Holdings Ltd.	2,198,000	22,033
	Chow Sang Sang Holdings International Ltd.	103,000	110,660
	CITIC Telecom International Holdings Ltd.	397,000	134,636
*Ω	Crystal International Group Ltd.	149,500	76,834
	CSI Properties Ltd.	1,310,000	14,999
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	100,400	82,096
	Dah Sing Financial Holdings Ltd.	41,200	115,397
#	EC Healthcare	64,000	10,641
*††	EcoGreen International Group Ltd.	84,000	3,826
	Emperor International Holdings Ltd.	270,000	11,848
	Emperor Watch & Jewellery Ltd.	790,000	17,934
*	Esprit Holdings Ltd.	775,000	22,579
#Ω	ESR Group Ltd.	168,400	184,544
#	Far East Consortium International Ltd.	297,223	40,195
	First Pacific Co. Ltd.	560,000	261,898
Ω	FIT Hon Teng Ltd.	386,000	110,673
#*Ω	Frontage Holdings Corp	64,000	10,020
	Great Eagle Holdings Ltd.	60,527	92,394
	Guotai Junan International Holdings Ltd.	796,000	57,644
	Hang Lung Group Ltd.	124,000	147,142
	Hang Lung Properties Ltd.	471,000	519,848
	Hanison Construction Holdings Ltd.	105,877	8,177
*	Harbour Centre Development Ltd.	17,000	12,770
	HKR International Ltd.	251,040	40,119
	Hon Kwok Land Investment Co. Ltd.	54,000	10,265
*	Hong Kong Resources Holdings Co. Ltd.	3,977	483

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Hong Kong Technology Venture Co. Ltd.	62,000	$11,975
*	Hongkong & Shanghai Hotels Ltd.	121,716	94,739
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	32,096
Ω	Impro Precision Industries Ltd.	75,000	19,864
*	ITC Properties Group Ltd.	84,761	6,063
	Johnson Electric Holdings Ltd.	86,555	118,076
	K Wah International Holdings Ltd.	318,000	74,030
*	Kader Holdings Co. Ltd.	98,000	4,012
	Kerry Logistics Network Ltd.	131,500	123,077
	Kerry Properties Ltd.	146,000	283,038
	Kowloon Development Co. Ltd.	105,000	72,582
*	Lai Sun Development Co. Ltd.	88,200	6,428
*	Lai Sun Garment International Ltd.	136,459	10,400
	Liu Chong Hing Investment Ltd.	40,000	23,645
	Luk Fook Holdings International Ltd.	97,000	232,544
*	Midland Holdings Ltd.	93,517	10,595
#*	Mongolian Mining Corp.	162,000	206,555
*	NagaCorp Ltd.	284,000	148,839
††	Nan Hai Corp. Ltd.	1,800,000	1,519
#	New World Development Co. Ltd.	372,000	395,046
	Pacific Basin Shipping Ltd.	1,251,000	433,169
*	Pacific Century Premium Developments Ltd.	301,000	6,647
	Pacific Textiles Holdings Ltd.	47,000	8,970
*	Paliburg Holdings Ltd.	86,000	8,872
	PC Partner Group Ltd.	64,000	23,209
	Pico Far East Holdings Ltd.	278,000	57,168
	Public Financial Holdings Ltd.	116,000	17,920
*	Regal Hotels International Holdings Ltd.	68,000	21,218
Ω	Regina Miracle International Holdings Ltd.	29,000	8,250
	SAS Dragon Holdings Ltd.	64,000	31,591
*	Shangri-La Asia Ltd.	256,000	178,558
*	Shun Tak Holdings Ltd.	362,000	35,854
	SmarTone Telecommunications Holdings Ltd.	97,500	45,402
	Soundwill Holdings Ltd.	23,500	21,191
	Stella International Holdings Ltd.	138,500	252,463
	Swire Pacific Ltd., Class A	105,000	889,214
	Swire Pacific Ltd., Class B	175,000	237,752
	Tao Heung Holdings Ltd.	133,000	12,347
*	Television Broadcasts Ltd.	78,600	33,863
*	Texhong International Group Ltd.	64,500	35,030
*††	Tian Shan Development Holding Ltd.	62,000	0
*	Tongda Group Holdings Ltd.	1,935,000	19,537
	Town Health International Medical Group Ltd.	650,000	23,230
	Transport International Holdings Ltd.	42,371	48,629
	United Laboratories International Holdings Ltd.	274,000	323,113
*††	Untrade.Genting Hk	331,000	0
	Vedan International Holdings Ltd.	80,000	5,757
	VSTECS Holdings Ltd.	192,000	122,260
	Wang On Group Ltd.	1,400,000	5,732
Ω	WH Group Ltd.	1,552,160	1,128,172
	Wing Tai Properties Ltd.	72,000	20,017
*	Xingye Alloy Materials Group Ltd.	84,000	10,784
	Xinyi Glass Holdings Ltd.	222,016	237,248
	YTO International Express & Supply Chain Technology Ltd.	28,000	4,475
	Yue Yuen Industrial Holdings Ltd.	136,500	241,681
*	Yunfeng Financial Group Ltd.	58,000	6,271

TOTAL HONG KONG			9,170,772

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HUNGARY — (0.0%)
*	Opus Global Nyrt	69,218	$71,291
	Richter Gedeon Nyrt	7,511	191,242

TOTAL HUNGARY			262,533

INDIA — (6.8%)
	360 ONE WAM Ltd.	8,069	75,425
	Aarti Drugs Ltd.	8,644	52,161
	Aarti Industries Ltd.	18,622	165,177
	Aarti Pharmalabs Ltd.	4,656	28,494
	ADF Foods Ltd.	15,440	41,808
*	Aditya Birla Capital Ltd.	8,625	24,008
	Advanced Enzyme Technologies Ltd.	6,791	32,121
	Aegis Logistics Ltd.	31,470	256,477
	AGI Greenpac Ltd.	5,757	57,494
	Agro Tech Foods Ltd.	2,464	22,247
	Ahluwalia Contracts India Ltd.	6,104	81,359
	AIA Engineering Ltd.	868	39,358
	Alembic Ltd.	15,848	17,572
	Alembic Pharmaceuticals Ltd.	10,543	126,196
*	Allcargo Gati Ltd.	5,798	7,393
	Allcargo Logistics Ltd.	56,988	49,899
	Allcargo Terminals Ltd.	14,247	10,121
	Amara Raja Energy & Mobility Ltd.	9,138	119,897
*	Amber Enterprises India Ltd.	2,475	114,450
	Anant Raj Ltd.	19,359	83,614
	Andhra Sugars Ltd.	14,285	18,340
	Angel One Ltd.	2,379	79,487
	Apar Industries Ltd.	1,055	99,367
	Apollo Tyres Ltd.	82,490	504,072
	Arvind Fashions Ltd.	10,674	61,007
	Arvind Ltd.	42,016	157,729
	Asahi India Glass Ltd.	2,702	19,449
	Ashiana Housing Ltd.	6,346	28,254
	Ashok Leyland Ltd.	43,233	99,433
*	Ashoka Buildcon Ltd.	23,322	48,585
Ω	Aster DM Healthcare Ltd.	27,926	115,660
	Astra Microwave Products Ltd.	16,574	138,061
	Atul Ltd.	1,576	113,154
Ω	AU Small Finance Bank Ltd.	11,352	85,861
	AurionPro Solutions Ltd.	1,422	42,596
	Aurobindo Pharma Ltd.	63,939	879,751
	Automotive Axles Ltd.	1,036	23,464
	Avanti Feeds Ltd.	5,833	37,245
	Bajaj Consumer Care Ltd.	16,880	48,804
*	Bajaj Hindusthan Sugar Ltd.	245,227	105,074
	Balaji Amines Ltd.	452	11,834
	Balmer Lawrie & Co. Ltd.	19,247	62,737
	Balrampur Chini Mills Ltd.	29,626	141,174
	Banco Products India Ltd.	7,771	58,029
	Bank of India	114,507	211,886
	Bank of Maharashtra	144,375	120,921
	Bannari Amman Sugars Ltd.	902	28,710
	BASF India Ltd.	703	31,402
	BEML Ltd.	3,201	134,359
	Bhansali Engineering Polymers Ltd.	18,456	22,286
	Bharat Heavy Electricals Ltd.	62,491	209,792
	Birla Corp. Ltd.	6,464	110,942
	Birlasoft Ltd.	29,082	225,697
	Bombay Burmah Trading Co.	4,849	90,281

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Borosil Ltd.	2,401	$10,178
	Brigade Enterprises Ltd.	23,418	288,581
*	Brightcom Group Ltd.	163,944	27,372
	BSE Ltd.	10,692	354,685
*	Camlin Fine Sciences Ltd.	19,146	24,244
	Canara Bank	94,771	703,376
*	Capacit’e Infraprojects Ltd.	3,705	13,779
	Caplin Point Laboratories Ltd.	3,997	64,905
	Care Ratings Ltd.	4,579	64,970
	CCL Products India Ltd.	15,057	106,642
	Ceat Ltd.	6,015	184,528
	Century Enka Ltd.	3,444	19,404
	Century Textiles & Industries Ltd.	10,821	258,660
	Chambal Fertilisers & Chemicals Ltd.	35,567	180,746
*††	Chennai Super Kings Cricket Ltd.	33,314	0
	CIE Automotive India Ltd.	29,639	174,212
	Cigniti Technologies Ltd.	3,813	61,194
	City Union Bank Ltd.	83,557	160,811
Ω	Cochin Shipyard Ltd.	18,105	283,368
	Container Corp. of India Ltd.	22,302	273,467
	Coromandel International Ltd.	25,282	366,199
	Cosmo First Ltd.	4,186	29,969
*	CSB Bank Ltd.	17,397	77,037
	Cyient Ltd.	10,755	232,460
	Dalmia Bharat Ltd.	18,022	396,477
	Dalmia Bharat Sugar & Industries Ltd.	5,261	25,496
	DB Corp. Ltd.	16,814	56,783
	DCB Bank Ltd.	58,753	98,282
	DCM Shriram Ltd.	7,541	87,366
	DCW Ltd.	37,568	24,905
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	101,649
	Delta Corp. Ltd.	21,699	31,742
	Dhampur Sugar Mills Ltd.	11,450	32,390
	Dhanuka Agritech Ltd.	3,371	56,487
Ω	Dilip Buildcon Ltd.	7,058	39,589
*	Dish TV India Ltd.	75,147	15,797
	Dollar Industries Ltd.	4,294	29,639
	Dr Reddy’s Laboratories Ltd.	9,202	682,424
	Dwarikesh Sugar Industries Ltd.	19,117	16,669
	Dynamatic Technologies Ltd.	486	48,277
	eClerx Services Ltd.	4,926	145,252
	EID Parry India Ltd.	19,753	146,416
	EIH Associated Hotels	1,808	16,030
	EIH Ltd.	35,168	201,627
	Electrosteel Castings Ltd.	104,310	238,484
Ω	Endurance Technologies Ltd.	5,726	136,098
	Engineers India Ltd.	58,317	170,126
	Epigral Ltd.	870	13,807
	EPL Ltd.	28,442	61,717
Ω	Equitas Small Finance Bank Ltd.	56,690	65,835
*Ω	Eris Lifesciences Ltd.	7,443	79,752
	Escorts Kubota Ltd.	8,711	351,288
	Everest Industries Ltd.	1,612	24,133
	Everest Kanto Cylinder Ltd.	6,320	11,199
	Exide Industries Ltd.	88,153	499,324
*	FDC Ltd.	11,996	65,251
	Federal Bank Ltd.	390,779	760,195
*	Federal-Mogul Goetze India Ltd.	4,153	18,126
	FIEM Industries Ltd.	1,386	20,032

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Filatex India Ltd.	27,476	$20,743
	Finolex Cables Ltd.	15,463	194,565
	Finolex Industries Ltd.	48,381	154,348
	Firstsource Solutions Ltd.	58,361	147,808
	Force Motors Ltd.	1,050	119,224
	Fortis Healthcare Ltd.	95,930	504,165
	Gabriel India Ltd.	17,080	80,244
	GAIL India Ltd.	125,686	313,980
	Ganesh Housing Corp. Ltd.	2,638	25,252
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	73,268
	Garware Technical Fibres Ltd.	330	12,707
	Gateway Distriparks Ltd.	33,716	43,198
*	GE T&D India Ltd.	3,925	53,335
	Genus Power Infrastructures Ltd.	32,993	117,832
	Geojit Financial Services Ltd.	13,175	15,188
	GHCL Ltd.	16,967	104,227
	Glenmark Pharmaceuticals Ltd.	33,446	424,359
	Godawari Power & Ispat Ltd.	12,579	133,883
	Godfrey Phillips India Ltd.	2,468	99,062
Ω	Godrej Agrovet Ltd.	7,864	51,422
*	Godrej Industries Ltd.	9,179	106,003
	Goodyear India Ltd.	1,451	20,209
	Granules India Ltd.	32,878	167,359
	Graphite India Ltd.	11,951	96,550
	Grauer & Weil India Ltd.	20,434	21,781
	Great Eastern Shipping Co. Ltd.	27,406	357,598
	Greaves Cotton Ltd.	24,203	40,989
	Greenpanel Industries Ltd.	9,316	35,142
	Greenply Industries Ltd.	10,082	30,985
	Gujarat Alkalies & Chemicals Ltd.	7,842	74,373
	Gujarat Ambuja Exports Ltd.	24,560	49,584
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,891	152,295
	Gujarat Pipavav Port Ltd.	48,693	122,923
	Gujarat State Petronet Ltd.	61,353	216,411
	Gulf Oil Lubricants India Ltd.	1,725	21,259
	HBL Power Systems Ltd.	11,428	69,777
*	HealthCare Global Enterprises Ltd.	10,118	44,253
	HEG Ltd.	2,257	63,547
	HeidelbergCement India Ltd.	15,130	36,492
	Heritage Foods Ltd.	8,870	35,104
	Hero MotoCorp Ltd.	5,217	283,633
	HFCL Ltd.	147,411	177,541
	HG Infra Engineering Ltd.	2,873	40,718
	Hikal Ltd.	9,005	32,639
	HIL Ltd.	1,013	32,393
	Himadri Speciality Chemical Ltd.	64,558	289,625
*	Himatsingka Seide Ltd.	11,567	19,802
	Hindustan Copper Ltd.	24,909	114,713
	Hindware Home Innovation Ltd.	3,544	15,295
	Honda India Power Products Ltd.	598	17,367
	Huhtamaki India Ltd.	2,798	10,325
	I G Petrochemicals Ltd.	4,882	31,728
	ICRA Ltd.	909	57,805
*	IDFC First Bank Ltd.	736,597	722,486
*	IDFC Ltd.	299,310	434,615
*	IFB Industries Ltd.	2,317	42,398
	Igarashi Motors India Ltd.	1,465	9,550
	IIFL Securities Ltd.	26,423	45,439
*	India Cements Ltd.	43,951	117,614

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	3,432	$34,446
*	Indiabulls Real Estate Ltd.	41,210	64,819
	Indian Bank	62,818	411,365
	Indian Metals & Ferro Alloys Ltd.	4,203	36,768
	Indo Count Industries Ltd.	12,207	56,764
	Indoco Remedies Ltd.	6,798	26,613
*	Indus Towers Ltd.	117,277	496,698
	Infibeam Avenues Ltd.	116,325	47,610
*	Inox Wind Ltd.	12,758	95,086
	Insecticides India Ltd.	3,251	22,541
	Intellect Design Arena Ltd.	12,705	163,685
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	28,132
	Ipca Laboratories Ltd.	29,641	476,256
Ω	IRCON International Ltd.	51,030	152,991
	ISGEC Heavy Engineering Ltd.	3,339	43,744
	ITD Cementation India Ltd.	8,815	39,915
	J Kumar Infraprojects Ltd.	9,206	74,319
	Jai Corp. Ltd.	12,215	47,075
	Jammu & Kashmir Bank Ltd.	63,698	104,033
	Jamna Auto Industries Ltd.	6,298	10,539
	Jindal Saw Ltd.	53,430	353,846
	Jindal Stainless Ltd.	110,462	934,359
	Jindal Steel & Power Ltd.	99,431	1,103,511
	JK Cement Ltd.	5,781	276,505
	JK Lakshmi Cement Ltd.	14,023	133,201
	JK Paper Ltd.	21,843	99,834
	JK Tyre & Industries Ltd.	17,886	90,121
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,564	23,675
	JSW Energy Ltd.	118,534	894,634
	JTEKT India Ltd.	11,906	24,780
	Jubilant Ingrevia Ltd.	13,841	90,893
	Jubilant Pharmova Ltd.	14,481	116,942
	Jyothy Labs Ltd.	11,367	58,639
	Kalpataru Projects International Ltd.	17,626	259,604
	Kalyani Steels Ltd.	7,765	81,622
	Kansai Nerolac Paints Ltd.	24,754	82,702
	Karnataka Bank Ltd.	70,994	196,315
	Karur Vysya Bank Ltd.	100,489	245,595
	Kaveri Seed Co. Ltd.	4,405	45,692
	KCP Ltd.	19,493	41,649
	KEC International Ltd.	25,269	225,288
	Kirloskar Brothers Ltd.	5,401	83,968
	Kirloskar Ferrous Industries Ltd.	9,588	70,607
	Kirloskar Oil Engines Ltd.	10,569	128,784
	Kitex Garments Ltd.	5,027	12,169
††	Klass Pack Ltd.	1,800	1,759
	KNR Constructions Ltd.	27,447	87,206
	Kolte-Patil Developers Ltd.	5,519	35,390
	Kovai Medical Center & Hospital	843	42,084
	KRBL Ltd.	16,393	58,019
	Krsnaa Diagnostics Ltd.	2,294	15,776
	LA Opala RG Ltd.	7,436	29,008
	Lakshmi Machine Works Ltd.	568	114,852
Ω	Laurus Labs Ltd.	7,432	40,117
	Laxmi Organic Industries Ltd.	5,674	17,304
	LG Balakrishnan & Bros Ltd.	7,187	110,145
	LT Foods Ltd.	40,174	103,529
	Lumax Auto Technologies Ltd.	4,253	24,285
	Lupin Ltd.	42,305	834,049

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LUX Industries Ltd.	628	$11,221
	Maharashtra Seamless Ltd.	14,386	154,614
	Mahindra Lifespace Developers Ltd.	15,138	115,008
	Maithan Alloys Ltd.	1,484	22,269
	Man Infraconstruction Ltd.	15,353	40,006
	Marksans Pharma Ltd.	59,055	117,669
	Mastek Ltd.	2,731	87,812
*	Max Estates Ltd.	9,610	33,713
	Mayur Uniquoters Ltd.	2,063	12,999
*	Medplus Health Services Ltd.	1,929	16,069
	Meghmani Organics Ltd.	29,423	30,439
	Minda Corp. Ltd.	16,296	79,280
*	Mirza International Ltd.	11,137	6,273
Ω	Mishra Dhatu Nigam Ltd.	8,726	45,780
	MM Forgings Ltd.	2,528	34,898
	Monte Carlo Fashions Ltd.	1,211	9,908
*	Morepen Laboratories Ltd.	60,453	35,938
	Mphasis Ltd.	9,867	273,357
	MRF Ltd.	454	724,729
	Mukand Ltd.	6,374	13,850
	Natco Pharma Ltd.	11,527	140,251
	National Aluminium Co. Ltd.	201,774	446,233
	National Fertilizers Ltd.	13,589	16,907
	Nava Ltd.	21,096	126,133
	Navneet Education Ltd.	18,503	32,658
	NCC Ltd.	97,963	282,622
	NCL Industries Ltd.	7,001	17,465
	NESCO Ltd.	3,968	41,194
	Neuland Laboratories Ltd.	2,588	236,274
	Newgen Software Technologies Ltd.	5,182	57,541
	NIIT Learning Systems Ltd.	10,780	64,272
	NIIT Ltd.	10,780	13,672
	Nilkamal Ltd.	1,432	33,636
Ω	Nippon Life India Asset Management Ltd.	11,321	79,452
	NMDC Ltd.	165,906	503,668
*††	NMDC Steel Ltd.	153,931	118,773
	NOCIL Ltd.	22,530	72,291
	Novartis India Ltd.	1,209	14,987
	NRB Bearings Ltd.	7,863	29,533
	Nucleus Software Exports Ltd.	1,478	24,392
	Oberoi Realty Ltd.	18,539	327,534
*	OnMobile Global Ltd.	8,360	8,067
	Oracle Financial Services Software Ltd.	654	59,176
	Orient Cement Ltd.	25,897	69,008
	Orient Paper & Industries Ltd.	25,398	15,892
	Panama Petrochem Ltd.	2,894	11,582
*Ω	Parag Milk Foods Ltd.	6,480	16,353
*	Patel Engineering Ltd.	80,785	55,559
*	PC Jeweller Ltd.	62,691	39,172
	PCBL Ltd.	36,684	118,260
	Petronet LNG Ltd.	186,651	692,031
	Pfizer Ltd.	66	3,373
*	PG Electroplast Ltd.	637	16,019
	Phoenix Mills Ltd.	16,437	623,534
*	Piramal Pharma Ltd.	65,792	112,924
	PNC Infratech Ltd.	17,993	96,721
	Polyplex Corp. Ltd.	3,760	41,785
	Power Mech Projects Ltd.	1,284	80,353
*	Prakash Industries Ltd.	25,349	51,682

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Prataap Snacks Ltd.	1,310	$13,995
	Prestige Estates Projects Ltd.	32,983	543,487
*	Pricol Ltd.	16,687	86,602
*	Prism Johnson Ltd.	29,365	57,897
	PSP Projects Ltd.	1,511	12,175
	Punjab National Bank	56,339	94,646
	Puravankara Ltd.	13,056	61,024
Ω	Quess Corp. Ltd.	5,911	44,224
	Rain Industries Ltd.	44,748	93,160
*	Rajesh Exports Ltd.	12,943	49,291
	Rallis India Ltd.	16,538	52,804
	Ramco Cements Ltd.	22,141	210,583
*	Ramco Systems Ltd.	3,976	16,983
	Ramkrishna Forgings Ltd.	7,576	68,430
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	70,829
	Raymond Ltd.	9,936	249,759
Ω	RBL Bank Ltd.	83,131	258,107
	Redington Ltd.	131,696	346,535
*	Redtape Ltd.	11,137	97,515
*	Reliance Power Ltd.	583,182	189,137
	Rico Auto Industries Ltd.	16,938	27,972
	RITES Ltd.	11,078	90,402
	Route Mobile Ltd.	661	12,039
	RSWM Ltd.	7,446	17,217
	Rupa & Co. Ltd.	3,253	10,585
	Sagar Cements Ltd.	6,506	17,393
	Sandhar Technologies Ltd.	2,664	16,092
	Sanghvi Movers Ltd.	2,991	46,798
	Sarda Energy & Minerals Ltd.	27,610	79,139
	Sasken Technologies Ltd.	712	13,211
	Savita Oil Technologies Ltd.	5,680	39,161
	SEAMEC Ltd.	1,481	19,184
*	SEPC Ltd.	76,543	17,738
*	Sequent Scientific Ltd.	8,389	12,368
	Seshasayee Paper & Boards Ltd.	7,419	29,749
Ω	SH Kelkar & Co. Ltd.	11,863	27,852
	Shankara Building Products Ltd.	990	8,087
	Sharda Cropchem Ltd.	4,998	22,077
	Sharda Motor Industries Ltd.	1,048	19,279
*	Sheela Foam Ltd.	1,075	11,647
*	Shilpa Medicare Ltd.	5,720	37,566
*	Shipping Corp. of India Land & Assets Ltd.	32,265	26,412
	Shipping Corp. of India Ltd.	32,265	87,922
*	SIS Ltd.	6,676	37,359
	Siyaram Silk Mills Ltd.	2,895	16,207
*	SJS Enterprises Ltd.	1,390	10,514
	Sobha Ltd.	10,497	223,039
	Somany Ceramics Ltd.	3,300	24,909
	South Indian Bank Ltd.	622,031	228,792
	SRF Ltd.	6,038	189,418
*	Star Cement Ltd.	16,744	47,591
	Steel Authority of India Ltd.	210,166	410,930
	Sterlite Technologies Ltd.	22,934	37,418
	Strides Pharma Science Ltd.	11,768	126,374
	Styrenix Performance Materials Ltd.	1,107	21,739
	Subros Ltd.	5,228	39,067
	Sudarshan Chemical Industries Ltd.	6,005	52,803
	Sun TV Network Ltd.	19,125	150,097
	Sundaram-Clayton Ltd.	839	16,535

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Sunflag Iron & Steel Co. Ltd.	10,393	$27,153
	Sunteck Realty Ltd.	12,856	67,234
	Suprajit Engineering Ltd.	16,641	84,388
	Supreme Petrochem Ltd.	12,254	100,043
	Surya Roshni Ltd.	9,638	72,386
	Tamil Nadu Newsprint & Papers Ltd.	11,959	39,274
	Tamilnad Mercantile Bank Ltd.	2,640	15,389
	Tata Chemicals Ltd.	37,650	483,713
	Tata Consumer Products Ltd.	4,990	66,034
	Tata Steel Ltd.	32,108	63,195
*Ω	TCNS Clothing Co. Ltd.	1,364	7,404
	TD Power Systems Ltd.	16,940	68,134
	Techno Electric & Engineering Co. Ltd.	13,654	166,284
*Ω	Tejas Networks Ltd.	8,361	114,464
	Texmaco Rail & Engineering Ltd.	63,696	138,839
	Thirumalai Chemicals Ltd.	11,355	37,276
	Thomas Cook India Ltd.	36,783	89,562
	Time Technoplast Ltd.	29,889	99,370
	Titagarh Rail System Ltd.	8,195	103,603
*	TransIndia Real Estate Ltd.	14,247	8,171
	Transport Corp. of India Ltd.	6,289	65,421
	Trident Ltd.	241,317	113,798
	Triveni Engineering & Industries Ltd.	13,982	60,673
	TTK Prestige Ltd.	1,105	9,325
	TVS Holdings Ltd.	641	67,296
	TVS Srichakra Ltd.	1,006	50,471
	Uflex Ltd.	9,820	53,159
Ω	Ujjivan Small Finance Bank Ltd.	131,957	84,555
*	Unichem Laboratories Ltd.	7,286	51,218
	Union Bank of India Ltd.	182,028	334,660
	UPL Ltd.	117,632	712,855
	Usha Martin Ltd.	39,122	174,754
	UTI Asset Management Co. Ltd.	7,033	80,169
*	VA Tech Wabag Ltd.	10,705	123,651
	Vaibhav Global Ltd.	4,573	22,682
*	Valor Estate Ltd.	19,709	55,565
	Vardhman Textiles Ltd.	26,060	139,167
*Ω	Varroc Engineering Ltd.	8,500	53,354
	Venky’s India Ltd.	1,292	27,622
	Vesuvius India Ltd.	2,035	109,301
	Vimta Labs Ltd.	1,870	12,099
	Vindhya Telelinks Ltd.	1,643	50,210
*	Vodafone Idea Ltd.	864,094	135,824
	Voltamp Transformers Ltd.	884	109,925
	Voltas Ltd.	20,276	357,604
	VST Industries Ltd.	911	43,894
	VST Tillers Tractors Ltd.	936	41,150
	Welspun Corp. Ltd.	33,813	228,668
	Welspun Enterprises Ltd.	16,081	69,824
	Welspun Living Ltd.	48,891	87,496
	West Coast Paper Mills Ltd.	10,379	82,841
	Whirlpool of India Ltd.	914	16,477
*	Wockhardt Ltd.	10,071	67,931
	Wonderla Holidays Ltd.	2,335	27,733
*	Yes Bank Ltd.	1,005,777	314,572
*	Zee Entertainment Enterprises Ltd.	111,714	195,871
*	Zee Media Corp. Ltd.	66,484	8,876
	Zensar Technologies Ltd.	21,007	153,225
	Zydus Lifesciences Ltd.	44,718	512,072

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zydus Wellnes Ltd.	1,773	$35,190

TOTAL INDIA			49,258,922

INDONESIA — (0.5%)
	ABM Investama Tbk. PT	132,000	31,469
	Adaro Energy Indonesia Tbk. PT	2,450,700	407,301
*	Adhi Karya Persero Tbk. PT	499,100	7,914
*	Adi Sarana Armada Tbk. PT	319,400	15,207
*	Alam Sutera Realty Tbk. PT	2,048,700	16,618
	Astra Agro Lestari Tbk. PT	35,600	14,215
	Astra Otoparts Tbk. PT	172,500	22,066
	Bank BTPN Syariah Tbk. PT	328,800	24,548
*	Bank Capital Indonesia Tbk. PT	991,200	7,927
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	12,250
*	Bank Mayapada International Tbk. PT	4,551,286	98,918
	Bank Maybank Indonesia Tbk. PT	2,873,800	43,100
*	Bank Nationalnobu Tbk. PT	114,513	5,329
*	Bank Neo Commerce Tbk. PT	529,200	7,960
	Bank OCBC Nisp Tbk. PT	566,200	45,270
*	Bank Pan Indonesia Tbk. PT	802,200	54,894
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	380,853	23,765
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	31,242
	Bank Tabungan Negara Persero Tbk. PT	1,167,164	94,559
	BISI International Tbk. PT	236,900	27,463
	Blue Bird Tbk. PT	151,800	14,506
*	Buana Lintas Lautan Tbk. PT	1,461,500	10,313
	Bukit Asam Tbk. PT	610,900	113,706
*	Bumi Resources Tbk. PT	1,597,100	9,715
*	Bumi Serpong Damai Tbk. PT	1,255,900	71,609
	Ciputra Development Tbk. PT	1,972,586	146,252
	Delta Dunia Makmur Tbk. PT	888,000	27,242
	Dharma Satya Nusantara Tbk. PT	494,300	19,283
	Elang Mahkota Teknologi Tbk. PT	1,520,000	35,962
	Elnusa Tbk. PT	1,110,000	29,180
	Erajaya Swasembada Tbk. PT	1,768,000	43,890
	ESSA Industries Indonesia Tbk. PT	990,700	47,400
*	Gajah Tunggal Tbk. PT	310,300	22,214
	Gudang Garam Tbk. PT	91,900	102,873
*	Harum Energy Tbk. PT	436,500	37,806
	Indah Kiat Pulp & Paper Tbk. PT	468,500	269,648
	Indika Energy Tbk. PT	467,500	41,253
	Indo Tambangraya Megah Tbk. PT	63,700	98,741
	Indocement Tunggal Prakarsa Tbk. PT	22,900	10,892
	Indofood Sukses Makmur Tbk. PT	628,200	241,231
	Indomobil Sukses Internasional Tbk. PT	319,500	27,037
*	Intiland Development Tbk. PT	678,700	7,712
	Japfa Comfeed Indonesia Tbk. PT	932,700	65,614
*	Kawasan Industri Jababeka Tbk. PT	3,135,500	23,530
	Medco Energi Internasional Tbk. PT	1,528,372	125,394
	Media Nusantara Citra Tbk. PT	1,488,800	28,736
*	MNC Land Tbk. PT	12,970,200	49,460
	Mulia Industrindo Tbk. PT	256,900	6,064
*††	Omni Inovasi Indonesia Tbk. PT	247,700	134
	Pabrik Kertas Tjiwi Kimia Tbk. PT	241,100	116,048
	Pakuwon Jati Tbk. PT	3,727,900	91,956
*	Panin Financial Tbk. PT	1,914,300	34,342
*	Paninvest Tbk. PT	264,900	14,012
	Puradelta Lestari Tbk. PT	1,263,400	12,579
	Resource Alam Indonesia Tbk. PT	290,598	7,467

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Rimo International Lestari Tbk. PT	4,191,900	$0
	Salim Ivomas Pratama Tbk. PT	511,500	11,381
	Sampoerna Agro Tbk. PT	68,700	8,438
	Samudera Indonesia Tbk. PT	1,503,000	25,513
	Sawit Sumbermas Sarana Tbk. PT	366,600	23,901
	Semen Indonesia Persero Tbk. PT	426,447	122,325
*††	Sri Rejeki Isman Tbk. PT	1,787,400	3,009
	Steel Pipe Industry of Indonesia PT	497,300	8,567
	Summarecon Agung Tbk. PT	2,151,204	67,960
	Surya Citra Media Tbk. PT	4,900,700	38,820
*	Surya Semesta Internusa Tbk. PT	515,500	33,863
	Tempo Scan Pacific Tbk. PT	117,300	13,987
	Timah Tbk. PT	437,900	24,527
*††	Trada Alam Minera Tbk. PT	3,776,600	0
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	24,324
	Triputra Agro Persada PT	743,600	28,584
	Tunas Baru Lampung Tbk. PT	685,485	26,105
	United Tractors Tbk. PT	73,700	112,326
*††	Waskita Karya Persero Tbk. PT	697,000	1,624
*††	Wijaya Karya Persero Tbk. PT	593,900	5,929
	XL Axiata Tbk. PT	841,393	127,679

TOTAL INDONESIA			3,704,678

IRELAND — (0.9%)
	AIB Group PLC	320,177	1,657,292
	Bank of Ireland Group PLC	330,642	3,527,758
	Cairn Homes PLC	192,687	324,566
	Dalata Hotel Group PLC	75,889	341,285
	FBD Holdings PLC	9,012	133,225
*	Permanent TSB Group Holdings PLC	38,720	61,857
	Smurfit Kappa Group PLC	1,706	73,920

TOTAL IRELAND			6,119,903

ISRAEL — (0.7%)
*	Afcon Holdings Ltd.	760	19,288
	Africa Israel Residences Ltd.	912	54,777
	Alrov Properties & Lodgings Ltd.	1,983	81,661
	Ashdod Refinery Ltd.	2,231	50,216
	Ashtrom Group Ltd.	12,019	165,246
*	Avgol Industries 1953 Ltd.	17,326	6,158
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	152,996
	Bet Shemesh Engines Holdings 1997 Ltd.	1,306	62,153
	Carasso Motors Ltd.	6,480	31,589
*	Cellcom Israel Ltd.	37,142	153,226
*	Clal Insurance Enterprises Holdings Ltd.	21,193	353,394
	Delta Galil Ltd.	2,465	109,671
	Dor Alon Energy in Israel 1988 Ltd.	1,112	21,840
*	Doral Group Renewable Energy Resources Ltd.	24,919	71,243
*	Duniec Brothers Ltd.	260	14,147
*	Equital Ltd.	6,649	184,213
	Formula Systems 1985 Ltd.	1,756	127,821
	Formula Systems 1985 Ltd., Sponsored ADR	256	19,149
*	Gilat Satellite Networks Ltd.	12,151	60,796
*	Hagag Group Real Estate Development	8,333	38,483
	Hamat Group Ltd.	5,206	17,853
	Harel Insurance Investments & Financial Services Ltd.	50,711	462,322
	IDI Insurance Co. Ltd.	1,993	56,918
	Israel Canada T.R Ltd.	21,630	79,677

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Israel Land Development Co. Ltd.	4,140	$36,114
	Isras Investment Co. Ltd.	532	101,522
*	Issta Ltd.	2,925	62,763
*	Kamada Ltd.	7,363	38,435
	Kardan Real Estate Enterprise & Development Ltd.	19,587	22,660
	Kerur Holdings Ltd.	1,355	23,382
*	Klil Industries Ltd.	356	17,833
	Kvutzat Acro Ltd.	5,300	58,514
	Lapidoth Capital Ltd.	669	10,812
	M Yochananof & Sons Ltd.	737	38,207
	Mediterranean Towers Ltd.	24,745	53,477
	Meitav Investment House Ltd.	9,370	41,966
	Menora Mivtachim Holdings Ltd.	9,523	229,536
*	Meshek Energy Renewable Energies Ltd.	32,656	22,438
	Meshulam Levinstein Contracting & Engineering Ltd.	258	21,199
	Migdal Insurance & Financial Holdings Ltd.	161,691	204,736
*	Naphtha Israel Petroleum Corp. Ltd.	11,180	57,965
*	Neto Malinda Trading Ltd.	3,324	51,471
	Oil Refineries Ltd.	754,785	218,686
	Palram Industries 1990 Ltd.	1,933	25,636
*	Partner Communications Co. Ltd.	38,087	178,001
	Paz Oil Co. Ltd.	2,383	237,414
	Plasson Industries Ltd.	1,011	37,131
	Prashkovsky Investments & Construction Ltd.	2,864	67,298
	Rapac Communication & Infrastructure Ltd.	1,204	8,065
	Sano-Brunos Enterprises Ltd.	536	45,144
*	Scope Metals Group Ltd.	1,359	46,813
*	Shikun & Binui Ltd.	85,482	183,532
	Shufersal Ltd.	24,736	162,863
	Suny Cellular Communication Ltd.	38,993	10,817
Ω	Tamar Petroleum Ltd.	16,144	95,301

TOTAL ISRAEL			4,804,568

ITALY — (3.1%)
	A2A SpA	460,303	907,788
	Abitare In SpA	2,221	9,480
	ACEA SpA	11,629	201,721
Ω	Anima Holding SpA	54,118	253,562
	Arnoldo Mondadori Editore SpA	38,743	92,581
	Ascopiave SpA	14,577	38,140
	Avio SpA	4,608	55,639
	Azimut Holding SpA	23,874	629,138
	Banca IFIS SpA	7,189	160,162
	Banca Mediolanum SpA	53,020	573,760
	Banca Popolare di Sondrio SpA	135,001	1,127,901
	Banca Profilo SpA	114,968	27,241
	Banco BPM SpA	394,306	2,588,874
	Banco di Desio e della Brianza SpA	12,049	60,142
	BasicNet SpA	5,417	22,113
	Biesse SpA	1,662	21,572
	BPER Banca SpA	292,670	1,519,893
	Brembo NV	19,902	253,191
	Buzzi SpA	29,557	1,064,938
	Cairo Communication SpA	17,210	39,579
	Cementir Holding NV	12,612	133,541
*	CIR SpA-Compagnie Industriali	239,509	142,249
	Credito Emiliano SpA	26,852	283,651
	d’Amico International Shipping SA	33,291	238,842
	Danieli & C Officine Meccaniche SpA	15,905	442,211

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Datalogic SpA	6,667	$40,400
	De’ Longhi SpA	10,425	341,862
	Elica SpA	8,847	17,858
#	Emak SpA	17,371	21,134
Ω	Enav SpA	56,412	231,999
	ERG SpA	8,922	240,265
*	Esprinet SpA	7,745	42,290
	Fila SpA	7,328	68,852
*	Fincantieri SpA	92,350	69,965
#	FNM SpA	40,686	19,992
*	Garofalo Health Care SpA	4,490	22,549
	Gefran SpA	2,084	18,019
	Hera SpA	198,526	716,774
	IMMSI SpA	62,616	35,891
	Indel B SpA	373	8,995
	Iveco Group NV	53,448	670,165
	IVS Group SA	6,481	49,534
	Leonardo SpA	105,578	2,426,399
	Mediobanca Banca di Credito Finanziario SpA	144,530	2,053,497
	MFE-MediaForEurope NV, Class A	53,594	157,348
*	Newlat Food SpA	4,322	27,438
*Ω	Nexi SpA	82,277	478,700
	Openjobmetis SpA agenzia per il lavoro	3,304	57,582
	Orsero SpA	2,608	40,627
Ω	OVS SpA	73,087	190,941
Ω	Pirelli & C SpA	91,793	580,403
Ω	Poste Italiane SpA	28,348	360,108
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	13,408
*	Sabaf SpA	2,439	44,621
#*	Safilo Group SpA	55,553	69,107
	Saras SpA	162,876	305,853
*	Sogefi SpA	9,662	29,610
#	Spaxs SpA	9,293	51,768
#*	Telecom Italia SpA	3,586,111	859,811
#*	Tesmec SpA	66,687	6,713
	Unipol Gruppo SpA	108,936	976,579
	Webuild SpA	53,359	133,934

TOTAL ITALY			22,368,900

JAPAN — (16.1%)
	77 Bank Ltd.	15,900	449,498
	Achilles Corp.	4,600	46,155
	AD Works Group Co. Ltd.	20,400	31,309
	ADEKA Corp.	23,900	496,659
	Advan Group Co. Ltd.	7,500	53,311
	Adways, Inc.	5,900	16,835
	AFC-HD AMS Life Science Co. Ltd.	1,800	9,629
	Agro-Kanesho Co. Ltd.	2,600	19,363
#	Ahresty Corp.	9,900	39,769
	Aichi Financial Group, Inc.	4,190	79,029
	Aichi Steel Corp.	5,000	109,663
	Aichi Tokei Denki Co. Ltd.	2,700	40,815
	Aida Engineering Ltd.	14,000	79,253
	Ain Holdings, Inc.	5,800	219,509
	Air Water, Inc.	54,200	813,824
	Airport Facilities Co. Ltd.	9,300	36,401
	Aisan Industry Co. Ltd.	13,200	123,304
*	Akebono Brake Industry Co. Ltd.	42,500	41,729
	Akita Bank Ltd.	4,800	63,361

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Albis Co. Ltd.	2,000	$33,884
	Alconix Corp.	9,400	81,917
	Alfresa Holdings Corp.	46,400	687,624
	Alinco, Inc.	4,500	32,910
	Alleanza Holdings Co. Ltd.	3,200	21,760
#	Alpen Co. Ltd.	5,100	67,223
	Alpha Systems, Inc.	1,500	30,216
	Alps Alpine Co. Ltd.	62,681	565,807
	Alps Logistics Co. Ltd.	6,000	121,776
	Amada Co. Ltd.	12,008	131,152
	Anabuki Kosan, Inc.	1,200	16,554
	Anest Iwata Corp.	9,900	84,481
	Anritsu Corp.	37,900	288,955
	AOKI Holdings, Inc.	9,900	69,744
	Aoyama Trading Co. Ltd.	15,700	161,259
	Arakawa Chemical Industries Ltd.	5,500	38,236
	Arata Corp.	9,400	208,266
	ARCLANDS Corp.	8,600	105,868
	Arcs Co. Ltd.	12,500	245,335
	Artience Co. Ltd.	10,700	198,298
	Asahi Co. Ltd.	3,000	27,204
	Asahi Yukizai Corp.	3,600	112,402
	Ashimori Industry Co. Ltd.	800	12,437
	Asia Pile Holdings Corp.	10,700	57,169
	Astena Holdings Co. Ltd.	8,100	25,342
	Autobacs Seven Co. Ltd.	20,300	205,256
	Awa Bank Ltd.	8,400	143,120
	Axial Retailing, Inc.	18,400	122,974
	Axyz Co. Ltd.	800	15,916
	Bando Chemical Industries Ltd.	10,800	122,237
	Bank of Iwate Ltd.	3,800	59,183
	Bank of Nagoya Ltd.	3,600	160,758
	Bank of Saga Ltd.	3,301	45,862
	Bank of the Ryukyus Ltd.	3,300	24,663
	Belluna Co. Ltd.	12,600	50,735
	Bourbon Corp.	3,000	45,060
	Br Holdings Corp.	4,400	9,956
	Brother Industries Ltd.	5,400	95,520
	Bunka Shutter Co. Ltd.	17,100	184,299
	Canon Electronics, Inc.	6,900	98,480
	Carlit Holdings Co. Ltd.	5,500	40,021
	Carta Holdings, Inc.	2,500	27,968
	Cawachi Ltd.	4,800	86,624
	Central Glass Co. Ltd.	8,700	154,497
	Central Security Patrols Co. Ltd.	2,300	39,045
	Central Sports Co. Ltd.	2,100	32,552
	Chiba Kogyo Bank Ltd.	23,200	159,473
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	113,995
	Chino Corp.	2,600	46,741
	Chori Co. Ltd.	4,500	100,408
	Chubu Shiryo Co. Ltd.	7,421	56,738
	Chuetsu Pulp & Paper Co. Ltd.	3,600	38,800
	Chugin Financial Group, Inc.	44,800	377,270
	Chuo Gyorui Co. Ltd.	500	10,279
	CI Takiron Corp.	14,900	61,746
	Citizen Watch Co. Ltd.	73,800	490,252
	CKD Corp.	5,000	93,445
	CK-San-Etsu Co. Ltd.	1,300	32,637
	CMK Corp.	17,600	67,251

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	$529,906
	Cosmo Energy Holdings Co. Ltd.	21,700	1,037,379
	Cosmos Initia Co. Ltd.	2,400	13,132
	CRE, Inc.	2,500	22,633
	CTI Engineering Co. Ltd.	3,300	100,319
	Dai Nippon Toryo Co. Ltd.	7,200	54,289
	Daicel Corp.	66,700	619,516
	Dai-Dan Co. Ltd.	10,200	180,752
	Daido Metal Co. Ltd.	17,600	69,164
	Daido Steel Co. Ltd.	40,000	441,060
#	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	73,244
	Daihen Corp.	3,000	182,362
#	Daiho Corp.	3,400	71,219
	Daiichi Jitsugyo Co. Ltd.	7,800	102,408
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	39,709
	Daiki Aluminium Industry Co. Ltd.	7,600	64,148
	Daikyonishikawa Corp.	13,400	61,524
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	85,765
	Daio Paper Corp.	12,400	88,778
	Daishi Hokuetsu Financial Group, Inc.	7,850	225,000
	Daishinku Corp.	9,900	53,071
	Daisue Construction Co. Ltd.	3,500	35,729
	Daito Pharmaceutical Co. Ltd.	5,100	81,427
	Daitron Co. Ltd.	3,400	72,600
	DCM Holdings Co. Ltd.	36,100	334,225
	Denka Co. Ltd.	19,400	287,460
	DIC Corp.	19,700	368,185
	DKK-Toa Corp.	3,400	18,554
	DKS Co. Ltd.	2,400	49,771
	Doutor Nichires Holdings Co. Ltd.	8,800	117,845
	Dowa Holdings Co. Ltd.	14,500	542,981
	DyDo Group Holdings, Inc.	5,400	93,467
	Eagle Industry Co. Ltd.	9,400	109,034
	Ebara Foods Industry, Inc.	1,400	25,453
	Eco’s Co. Ltd.	3,000	44,613
	EDION Corp.	28,600	295,461
	Ehime Bank Ltd.	10,401	77,560
	Eiken Chemical Co. Ltd.	5,542	70,476
	Elematec Corp.	5,800	70,784
	Endo Lighting Corp.	4,100	37,100
	Enomoto Co. Ltd.	2,300	23,117
	ES-Con Japan Ltd.	11,300	74,417
	Eslead Corp.	2,900	62,484
	ESPEC Corp.	4,800	89,671
	Exedy Corp.	9,200	168,440
	EXEO Group, Inc.	19,600	213,625
	Ezaki Glico Co. Ltd.	13,700	353,679
	FALCO HOLDINGS Co. Ltd.	2,300	32,432
	Feed One Co. Ltd.	4,700	30,665
	Ferrotec Holdings Corp.	14,500	275,305
	FIDEA Holdings Co. Ltd.	5,910	57,366
	First Bank of Toyama Ltd.	19,100	112,505
	Focus Systems Corp.	4,700	36,298
	Foster Electric Co. Ltd.	5,860	46,429
#	France Bed Holdings Co. Ltd.	7,200	55,146
	F-Tech, Inc.	5,800	26,582
	Fudo Tetra Corp.	4,400	65,189
	Fuji Co. Ltd.	2,700	32,922
	Fuji Corp.	22,400	375,769

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Corp. Ltd.	9,800	$46,239
	Fuji Die Co. Ltd.	1,700	7,331
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	48,138
#	Fuji Oil Co. Ltd.	20,800	63,274
	Fuji Oil Holdings, Inc.	4,901	72,133
	Fuji Pharma Co. Ltd.	5,500	55,420
	Fuji Seal International, Inc.	13,100	168,327
	Fujibo Holdings, Inc.	3,600	95,160
	Fujicco Co. Ltd.	5,300	63,812
	Fujikura Composites, Inc.	6,200	57,575
	Fujikura Ltd.	23,900	410,705
	Fujimori Kogyo Co. Ltd.	4,700	127,179
	Fujisash Co. Ltd.	16,500	9,515
	Fujiya Co. Ltd.	3,900	61,347
	FuKoKu Co. Ltd.	3,700	44,006
	Fukuda Corp.	2,100	72,949
	Fukui Bank Ltd.	7,700	92,732
	Fukuoka Financial Group, Inc.	36,960	981,750
	Fukushima Galilei Co. Ltd.	3,300	131,949
	Fukuyama Transporting Co. Ltd.	7,100	171,557
	Fumakilla Ltd.	1,200	8,946
	Furukawa Battery Co. Ltd.	5,200	34,448
	Furukawa Co. Ltd.	9,100	115,354
	Furukawa Electric Co. Ltd.	23,600	505,296
	Furuno Electric Co. Ltd.	8,700	115,614
#	Fuso Pharmaceutical Industries Ltd.	2,300	32,611
	Futaba Industrial Co. Ltd.	19,300	113,184
	Gakken Holdings Co. Ltd.	9,300	54,052
	Gecoss Corp.	5,000	32,684
	Geo Holdings Corp.	9,900	124,512
	GL Sciences, Inc.	2,600	46,236
	GLOBERIDE, Inc.	5,000	63,640
	Glory Ltd.	14,475	260,814
	Godo Steel Ltd.	3,100	103,928
	Grandy House Corp.	4,100	15,761
	GS Yuasa Corp.	19,600	369,802
	GSI Creos Corp.	3,400	48,479
	G-Tekt Corp.	8,100	110,513
	Gunma Bank Ltd.	97,300	592,183
	Gunze Ltd.	5,300	179,640
	H.U. Group Holdings, Inc.	13,800	209,776
	H2O Retailing Corp.	27,900	315,249
	Hachijuni Bank Ltd.	127,712	851,958
	Hagihara Industries, Inc.	4,100	40,512
	Hagiwara Electric Holdings Co. Ltd.	3,300	90,705
	Hagoromo Foods Corp.	500	10,287
	Hakuhodo DY Holdings, Inc.	2,600	24,183
	Hamakyorex Co. Ltd.	4,500	110,939
	Handsman Co. Ltd.	1,900	11,483
	Hanwa Co. Ltd.	11,900	457,869
	Happinet Corp.	4,400	85,220
	Harima Chemicals Group, Inc.	4,400	24,952
	Haseko Corp.	54,400	657,220
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	27,200
	Heiwa Corp.	15,900	199,179
	Heiwa Real Estate Co. Ltd.	8,100	223,933
	Heiwado Co. Ltd.	8,887	137,037
*	Hino Motors Ltd.	87,700	256,011
	Hirakawa Hewtech Corp.	4,100	35,176

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirano Tecseed Co. Ltd.	2,400	$30,158
	Hirata Corp.	2,100	93,951
	Hirogin Holdings, Inc.	80,519	579,444
*	Hirose Tusyo, Inc.	800	16,824
	Hiroshima Electric Railway Co. Ltd.	5,100	24,405
	Hitachi Zosen Corp.	39,600	306,500
	Hochiki Corp.	3,900	59,926
	Hodogaya Chemical Co. Ltd.	2,100	61,913
	Hogy Medical Co. Ltd.	5,500	129,978
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	30,358
	Hokkan Holdings Ltd.	3,400	38,949
#	Hokko Chemical Industry Co. Ltd.	5,700	56,517
	Hokkoku Financial Holdings, Inc.	7,500	240,760
#	Hokuetsu Corp.	41,600	350,847
	Hokuhoku Financial Group, Inc.	50,800	623,161
	Hokuriku Electric Industry Co. Ltd.	2,500	21,535
	Hokuto Corp.	2,869	33,266
	H-One Co. Ltd.	8,500	37,321
	Honeys Holdings Co. Ltd.	4,700	50,616
	Hoosiers Holdings Co. Ltd.	10,600	73,298
	Horiba Ltd.	500	48,510
	Hosokawa Micron Corp.	3,700	103,419
	House Foods Group, Inc.	9,500	187,177
	Howa Machinery Ltd.	4,600	23,106
	HS Holdings Co. Ltd.	7,200	43,888
	Hyakugo Bank Ltd.	71,200	292,816
	Hyakujushi Bank Ltd.	8,400	153,889
	Ichiken Co. Ltd.	1,900	28,871
	Ichikoh Industries Ltd.	9,600	32,490
	Ichinen Holdings Co. Ltd.	6,400	70,304
	Ichiyoshi Securities Co. Ltd.	8,000	41,477
	IDEA Consultants, Inc.	1,600	24,177
	Iida Group Holdings Co. Ltd.	35,900	458,296
	Iino Kaiun Kaisha Ltd.	25,600	205,777
	Imagica Group, Inc.	6,500	24,925
	Imura & Co. Ltd.	2,800	19,759
	Inaba Denki Sangyo Co. Ltd.	14,600	340,626
	Inaba Seisakusho Co. Ltd.	3,600	41,042
	Inabata & Co. Ltd.	14,900	303,735
	Inageya Co. Ltd.	2,300	18,597
	INFRONEER Holdings, Inc.	56,352	499,035
	Integrated Design & Engineering Holdings Co. Ltd.	4,400	130,543
	Inui Global Logistics Co. Ltd.	1,500	10,470
	I-PEX, Inc.	3,600	40,467
	Iriso Electronics Co. Ltd.	4,963	97,050
	Iseki & Co. Ltd.	5,200	33,948
	Ishihara Sangyo Kaisha Ltd.	12,100	140,170
#	Ishizuka Glass Co. Ltd.	800	13,744
	Itochu Enex Co. Ltd.	16,700	161,639
	Itochu-Shokuhin Co. Ltd.	1,900	89,856
	Itoham Yonekyu Holdings, Inc.	8,040	209,811
	Itoki Corp.	13,700	163,663
	IwaiCosmo Holdings, Inc.	6,600	96,906
	Iwatani Corp.	6,400	363,408
	Iyogin Holdings, Inc.	78,300	597,571
	Izumi Co. Ltd.	8,600	199,799
	J Front Retailing Co. Ltd.	55,813	486,066
	J Trust Co. Ltd.	24,700	70,286
	JANOME Corp.	6,900	29,196

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Electronic Materials Corp.	4,200	$68,179
	Japan Medical Dynamic Marketing, Inc.	6,500	27,745
	Japan Oil Transportation Co. Ltd.	700	12,299
	Japan Pulp & Paper Co. Ltd.	3,500	121,597
	Japan Securities Finance Co. Ltd.	21,100	213,908
	Japan Steel Works Ltd.	9,000	218,464
	Japan Transcity Corp.	10,000	46,017
	Japan Wool Textile Co. Ltd.	17,400	150,213
	JDC Corp.	12,400	40,571
	Jichodo Co. Ltd.	200	17,150
	JINUSHI Co. Ltd.	2,900	46,906
	JK Holdings Co. Ltd.	5,500	37,290
	JMS Co. Ltd.	7,000	23,638
	J-Oil Mills, Inc.	6,700	83,991
	Joshin Denki Co. Ltd.	5,043	81,349
	Joyful Honda Co. Ltd.	14,200	201,954
	JSP Corp.	4,300	63,439
	JTEKT Corp.	61,925	479,349
	Juki Corp.	13,000	44,283
	Juroku Financial Group, Inc.	12,200	366,426
	JVCKenwood Corp.	48,200	245,022
	Kadoya Sesame Mills, Inc.	1,100	25,458
	Kaga Electronics Co. Ltd.	4,900	193,030
	Kamei Corp.	9,700	124,907
	Kamigumi Co. Ltd.	13,100	282,902
	Kanaden Corp.	6,800	67,119
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	40,855
#	Kanamoto Co. Ltd.	9,469	159,259
	Kandenko Co. Ltd.	34,400	383,722
	Kaneka Corp.	15,000	388,530
	Kaneko Seeds Co. Ltd.	4,400	39,867
	Kanematsu Corp.	24,400	396,739
	Kanemi Co. Ltd.	1,200	24,257
	Kanto Denka Kogyo Co. Ltd.	12,700	86,667
	Kato Sangyo Co. Ltd.	6,100	176,900
	Kawada Technologies, Inc.	5,100	97,089
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,500	59,319
	Kawasaki Heavy Industries Ltd.	6,900	213,611
#	Kawata Manufacturing Co. Ltd.	1,500	9,350
#	KEIWA, Inc.	3,000	20,972
	Keiyo Bank Ltd.	28,000	137,665
	Kenko Mayonnaise Co. Ltd.	3,934	56,237
	Kimura Chemical Plants Co. Ltd.	5,800	28,096
	Kimura Unity Co. Ltd.	4,900	56,971
	Kinki Sharyo Co. Ltd.	800	11,699
	Ki-Star Real Estate Co. Ltd.	2,600	63,029
	Kitagawa Corp.	2,400	23,403
	Kita-Nippon Bank Ltd.	4,300	68,209
	Kitz Corp.	22,500	191,514
	Kiyo Bank Ltd.	19,800	227,458
*	KNT-CT Holdings Co. Ltd.	2,200	17,626
	Koa Corp.	9,700	100,045
	Koatsu Gas Kogyo Co. Ltd.	9,700	53,220
	Kobe Steel Ltd.	43,200	527,279
	Kohnan Shoji Co. Ltd.	7,800	220,275
	Kohsoku Corp.	2,700	37,465
	Kojima Co. Ltd.	13,300	68,613
	Kokuyo Co. Ltd.	21,700	370,726
	Komeri Co. Ltd.	10,300	249,734

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kondotec, Inc.	5,400	$43,726
	Konica Minolta, Inc.	143,900	478,487
	Konishi Co. Ltd.	16,600	140,975
	Konoike Transport Co. Ltd.	9,000	130,484
	Konoshima Chemical Co. Ltd.	1,200	11,626
	KPP Group Holdings Co. Ltd.	14,800	69,619
#	Krosaki Harima Corp.	7,200	155,637
	KRS Corp.	3,600	26,678
	K’s Holdings Corp.	43,300	415,647
	KU Holdings Co. Ltd.	3,700	27,070
	Kumagai Gumi Co. Ltd.	9,906	261,154
#	Kumiai Chemical Industry Co. Ltd.	15,400	78,491
	Kurabo Industries Ltd.	4,600	108,243
	Kuraray Co. Ltd.	95,500	1,058,055
	Kureha Corp.	14,700	262,061
	Kurimoto Ltd.	3,200	85,130
	Kuriyama Holdings Corp.	5,000	44,096
	KYB Corp.	6,200	211,661
	Kyodo Printing Co. Ltd.	2,200	45,780
	Kyoei Steel Ltd.	6,408	91,226
	Kyokuto Boeki Kaisha Ltd.	4,800	59,092
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	169,618
	Kyokuyo Co. Ltd.	2,800	64,038
	Kyorin Pharmaceutical Co. Ltd.	11,100	129,341
	Kyosan Electric Manufacturing Co. Ltd.	12,300	39,954
	Kyushu Financial Group, Inc.	99,900	668,436
	Lacto Japan Co. Ltd.	2,600	42,935
	LEC, Inc.	7,500	52,505
	Life Corp.	4,700	117,412
#	LIFULL Co. Ltd.	26,000	27,213
	Lintec Corp.	11,600	231,257
	Lixil Corp.	78,800	846,369
	Look Holdings, Inc.	1,800	34,093
	Mabuchi Motor Co. Ltd.	20,400	315,953
	Macromill, Inc.	11,400	53,149
	Maezawa Industries, Inc.	5,300	42,836
	Makino Milling Machine Co. Ltd.	6,900	276,778
	Mandom Corp.	10,593	87,396
	Marubun Corp.	5,500	50,615
	Marudai Food Co. Ltd.	6,500	66,888
	Maruha Nichiro Corp.	14,500	282,830
	MARUKA FURUSATO Corp.	5,038	77,335
	Maruyama Manufacturing Co., Inc.	1,100	17,192
	Maruzen CHI Holdings Co. Ltd.	3,000	6,278
	Maruzen Showa Unyu Co. Ltd.	4,700	140,614
	Matsuda Sangyo Co. Ltd.	4,300	74,841
	Matsuoka Corp.	1,100	10,331
	Maxell Ltd.	11,300	111,489
	Maxvalu Tokai Co. Ltd.	2,200	43,138
	Mebuki Financial Group, Inc.	163,600	578,755
	Media Do Co. Ltd.	2,000	17,175
	Medical System Network Co. Ltd.	10,600	42,483
	Medipal Holdings Corp.	47,200	740,239
	Medius Holdings Co. Ltd.	2,600	12,775
*	Megachips Corp.	4,000	92,739
	Megmilk Snow Brand Co. Ltd.	12,000	193,797
	Meidensha Corp.	9,300	206,078
	Meiji Electric Industries Co. Ltd.	3,800	39,419
	Meiji Shipping Group Co. Ltd.	4,300	21,209

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meiko Electronics Co. Ltd.	5,300	$172,922
#	Meiwa Estate Co. Ltd.	4,900	30,479
	Melco Holdings, Inc.	2,000	43,475
	Mie Kotsu Group Holdings, Inc.	16,800	63,132
	Mikuni Corp.	9,900	26,996
	MIMAKI ENGINEERING Co. Ltd.	6,100	47,554
#	Mimasu Semiconductor Industry Co. Ltd.	4,500	103,795
	Ministop Co. Ltd.	4,000	39,159
	Mirait One Corp.	28,810	351,770
	Mirarth Holdings, Inc.	29,200	89,534
	Mitani Sangyo Co. Ltd.	11,800	27,184
	Mitsuba Corp.	15,300	140,480
	Mitsubishi Gas Chemical Co., Inc.	40,800	721,924
	Mitsubishi Logisnext Co. Ltd.	2,100	20,711
	Mitsubishi Logistics Corp.	13,900	461,149
	Mitsubishi Materials Corp.	35,500	693,761
#	Mitsubishi Paper Mills Ltd.	9,464	34,416
	Mitsubishi Research Institute, Inc.	2,400	74,616
	Mitsubishi Shokuhin Co. Ltd.	4,600	163,108
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	18,303
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	118,455
	Mitsui Mining & Smelting Co. Ltd.	17,816	558,654
	Mitsui-Soko Holdings Co. Ltd.	5,900	174,031
	Mitsuuroko Group Holdings Co. Ltd.	4,100	35,104
	Miyazaki Bank Ltd.	2,400	46,630
	Mizuno Corp.	6,300	305,763
	Mochida Pharmaceutical Co. Ltd.	2,200	44,381
	Modec, Inc.	4,800	94,701
	Morinaga Milk Industry Co. Ltd.	21,800	427,180
	Moriroku Holdings Co. Ltd.	4,700	80,652
	Morita Holdings Corp.	10,700	125,964
	Mory Industries, Inc.	1,800	74,966
	MrMax Holdings Ltd.	8,500	35,271
	Mugen Estate Co. Ltd.	4,300	37,820
	Musashi Seimitsu Industry Co. Ltd.	15,800	167,422
	Musashino Bank Ltd.	10,000	195,813
	Nabtesco Corp.	20,700	341,383
	NAC Co. Ltd.	6,000	20,209
	Nachi-Fujikoshi Corp.	6,187	133,738
	Nafco Co. Ltd.	5,500	100,531
	Nagano Keiki Co. Ltd.	4,200	63,047
	Nagase & Co. Ltd.	32,400	560,531
	Nagatanien Holdings Co. Ltd.	3,800	55,994
	Naigai Tec Corp.	900	17,000
	Nakabayashi Co. Ltd.	5,900	19,541
	Nakamoto Packs Co. Ltd.	800	8,451
	Nakamuraya Co. Ltd.	1,100	21,864
	Nakayama Steel Works Ltd.	12,000	69,584
	Nanto Bank Ltd.	9,600	184,510
	Nanyo Corp.	2,600	20,680
	Natori Co. Ltd.	2,300	31,009
	NGK Insulators Ltd.	59,400	809,164
	NH Foods Ltd.	8,600	282,907
	NHK Spring Co. Ltd.	62,244	630,833
	Nicca Chemical Co. Ltd.	1,800	11,412
	Nice Corp.	2,600	28,633
	Nichias Corp.	16,300	446,778
	Nichiban Co. Ltd.	3,400	41,149
	Nichicon Corp.	13,400	113,435

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichiden Corp.	4,700	$75,676
	Nichiha Corp.	7,200	167,883
	Nichimo Co. Ltd.	1,600	21,050
	Nichirin Co. Ltd.	3,750	93,650
	Nihon Chouzai Co. Ltd.	2,500	24,396
	Nihon Denkei Co. Ltd.	2,100	30,642
	Nihon Flush Co. Ltd.	4,300	24,860
	Nihon House Holdings Co. Ltd.	13,000	25,716
	Nihon Nohyaku Co. Ltd.	13,700	65,014
#	Nihon Yamamura Glass Co. Ltd.	1,100	9,996
	Nikkiso Co. Ltd.	16,600	132,571
	Nikko Co. Ltd.	8,200	38,637
	Nikkon Holdings Co. Ltd.	17,200	337,603
	Nikon Corp.	83,200	860,232
	Nippi, Inc.	900	30,679
	Nippn Corp.	14,900	229,935
	Nippon Carbide Industries Co., Inc.	2,300	26,259
#	Nippon Carbon Co. Ltd.	3,000	105,778
	Nippon Chemical Industrial Co. Ltd.	2,900	44,396
*	Nippon Chemi-Con Corp.	5,700	57,609
	Nippon Coke & Engineering Co. Ltd.	85,100	69,920
	Nippon Concrete Industries Co. Ltd.	17,600	44,773
	Nippon Denko Co. Ltd.	31,500	62,124
	Nippon Dry-Chemical Co. Ltd.	1,400	23,511
	Nippon Electric Glass Co. Ltd.	27,600	682,937
	Nippon Kayaku Co. Ltd.	36,700	298,937
	Nippon Light Metal Holdings Co. Ltd.	23,902	283,621
	Nippon Paper Industries Co. Ltd.	39,800	276,712
	Nippon Rietec Co. Ltd.	3,460	28,832
	Nippon Road Co. Ltd.	4,500	53,944
	Nippon Seisen Co. Ltd.	3,500	29,542
	Nippon Sharyo Ltd.	2,800	42,846
*	Nippon Sheet Glass Co. Ltd.	29,100	97,001
	Nippon Shokubai Co. Ltd.	36,400	345,985
	Nippon Signal Company Ltd.	14,400	93,223
	Nippon Soda Co. Ltd.	6,600	242,112
	Nippon Thompson Co. Ltd.	17,400	72,103
	Nippon Yakin Kogyo Co. Ltd.	5,100	150,883
	Nipro Corp.	41,300	334,154
	Nishimoto Co. Ltd.	1,300	48,015
	Nishi-Nippon Financial Holdings, Inc.	29,200	369,159
	Nishio Holdings Co. Ltd.	6,200	158,421
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	52,261
	Nissei Plastic Industrial Co. Ltd.	4,100	29,205
	Nissha Co. Ltd.	12,485	134,385
	Nisshin Oillio Group Ltd.	8,600	276,272
	Nisshinbo Holdings, Inc.	38,753	293,787
	Nissin Corp.	5,000	98,926
	Nissui Corp.	82,900	497,420
	Nitta Gelatin, Inc.	3,800	17,278
	Nitto Fuji Flour Milling Co. Ltd.	800	26,925
	Nitto Seiko Co. Ltd.	12,100	47,251
	Nittoku Co. Ltd.	3,700	45,675
	Nohmi Bosai Ltd.	3,600	54,792
	Nojima Corp.	19,300	230,596
	Noritake Co. Ltd.	5,400	141,758
	Noritz Corp.	9,600	108,409
	North Pacific Bank Ltd.	82,400	236,980
	NPR-RIKEN Corp.	3,660	67,339

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NS United Kaiun Kaisha Ltd.	3,800	$114,986
	NSK Ltd.	109,300	601,083
	NSW, Inc.	2,600	49,108
	NTN Corp.	122,200	242,509
	Obara Group, Inc.	2,900	75,756
	Ochi Holdings Co. Ltd.	900	9,102
	Ogaki Kyoritsu Bank Ltd.	11,700	167,580
	Ohara, Inc.	2,300	19,342
	Oiles Corp.	6,500	98,316
	Oita Bank Ltd.	4,300	79,841
	Oji Holdings Corp.	255,500	1,000,797
	Okabe Co. Ltd.	8,700	44,266
	Okada Aiyon Corp.	300	5,734
	Okamoto Industries, Inc.	3,000	94,105
	Okamoto Machine Tool Works Ltd.	1,300	49,198
	Okamura Corp.	15,400	233,221
	Okasan Securities Group, Inc.	51,100	244,792
	Oki Electric Industry Co. Ltd.	23,100	165,089
	Okinawa Financial Group, Inc.	3,480	59,012
	OKUMA Corp.	7,100	318,889
	Okumura Corp.	10,700	334,759
	Okura Industrial Co. Ltd.	2,800	55,575
	Okuwa Co. Ltd.	8,582	51,346
	Olba Healthcare Holdings, Inc.	1,600	19,874
	Onoken Co. Ltd.	7,100	83,065
	Onward Holdings Co. Ltd.	37,900	145,888
	Open House Group Co. Ltd.	8,300	252,405
	Optorun Co. Ltd.	2,900	35,626
	Oriental Consultants Holdings Co. Ltd.	500	10,571
	Oriental Shiraishi Corp.	36,900	88,543
	Osaka Organic Chemical Industry Ltd.	2,200	45,599
	Osaki Electric Co. Ltd.	8,300	36,103
	OSG Corp.	20,500	264,374
	OUG Holdings, Inc.	1,100	18,815
	Pacific Industrial Co. Ltd.	13,600	140,274
	PALTAC Corp.	7,100	214,895
	Paraca, Inc.	1,600	20,689
	Paramount Bed Holdings Co. Ltd.	11,600	197,647
	Pegasus Co. Ltd.	6,000	19,893
#	PHC Holdings Corp.	4,000	28,859
	Pickles Holdings Co. Ltd.	4,900	36,738
	Pilot Corp.	600	16,059
	Pole To Win Holdings, Inc.	10,603	33,358
	Press Kogyo Co. Ltd.	28,800	141,702
	Pressance Corp.	7,900	91,546
	Prima Meat Packers Ltd.	6,500	95,079
	Procrea Holdings, Inc.	10,300	120,736
	Proto Corp.	8,500	75,271
	PS Mitsubishi Construction Co. Ltd.	3,450	21,765
	Qol Holdings Co. Ltd.	6,200	69,548
	Raiznext Corp.	8,600	110,554
	Rasa Corp.	1,900	22,850
	Rasa Industries Ltd.	2,800	49,809
	Raysum Co. Ltd.	900	20,727
	Rengo Co. Ltd.	63,700	477,614
	Resonac Holdings Corp.	51,800	1,123,176
	Restar Corp.	5,900	111,645
	Retail Partners Co. Ltd.	9,100	97,341
	Rheon Automatic Machinery Co. Ltd.	7,100	67,468

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Riken Technos Corp.	11,500	$73,534
	Riken Vitamin Co. Ltd.	5,400	93,058
	Rion Co. Ltd.	2,100	42,138
	Rix Corp.	600	17,052
	Rokko Butter Co. Ltd.	5,100	47,313
	Roland DG Corp.	2,700	95,263
	Ryobi Ltd.	7,900	137,222
	RYODEN Corp.	5,800	97,280
	Ryoyo Ryosan Holdings, Inc.	6,996	123,317
	S Foods, Inc.	5,600	108,106
	S&B Foods, Inc.	2,500	72,040
	Sac’s Bar Holdings, Inc.	7,900	42,745
	Sakai Chemical Industry Co. Ltd.	5,400	70,245
	Sakai Heavy Industries Ltd.	1,600	63,757
	Sakai Moving Service Co. Ltd.	2,000	35,205
	Sakata INX Corp.	10,570	107,354
	Sakata Seed Corp.	3,800	87,553
#	Sala Corp.	18,200	90,829
	SAMTY Co. Ltd.	6,000	102,353
	San Holdings, Inc.	6,600	45,337
	San ju San Financial Group, Inc.	7,530	99,539
	San-A Co. Ltd.	4,400	132,050
	San-Ai Obbli Co. Ltd.	19,800	259,751
	San-In Godo Bank Ltd.	43,200	336,504
	Sanken Electric Co. Ltd.	4,500	194,280
	Sanki Engineering Co. Ltd.	11,600	162,837
	Sanko Gosei Ltd.	13,300	56,969
	Sanko Metal Industrial Co. Ltd.	1,000	29,726
	Sankyo Frontier Co. Ltd.	1,400	38,146
	Sankyo Tateyama, Inc.	8,700	44,653
	Sankyu, Inc.	13,800	478,440
	Sanoh Industrial Co. Ltd.	9,600	68,834
	Sansei Technologies, Inc.	4,600	36,003
	Sansha Electric Manufacturing Co. Ltd.	4,900	47,439
	Sanshin Electronics Co. Ltd.	2,200	30,631
	Sanyo Chemical Industries Ltd.	3,300	86,295
	Sanyo Denki Co. Ltd.	2,700	127,302
	Sanyo Special Steel Co. Ltd.	6,600	89,280
	Sanyo Trading Co. Ltd.	6,600	62,566
	Sato Holdings Corp.	8,100	112,240
	Sato Shoji Corp.	5,000	55,777
#	Satori Electric Co. Ltd.	4,200	60,883
	Satudora Holdings Co. Ltd.	1,800	10,319
	Sawai Group Holdings Co. Ltd.	11,300	421,099
	SBS Holdings, Inc.	3,100	53,436
	Scroll Corp.	9,700	57,601
	Seika Corp.	2,600	67,060
	Seiko Group Corp.	8,200	216,900
	Seino Holdings Co. Ltd.	35,900	480,957
	Sekisui Kasei Co. Ltd.	11,200	35,194
	SEMITEC Corp.	1,700	19,151
	Senko Group Holdings Co. Ltd.	32,800	240,380
	Senshu Ikeda Holdings, Inc.	55,800	142,047
	Seven Bank Ltd.	106,200	189,840
*	Sharp Corp.	1,400	7,349
	Shibaura Machine Co. Ltd.	3,500	78,352
	Shibusawa Warehouse Co. Ltd.	3,100	59,661
	Shibuya Corp.	1,200	26,819
	Shiga Bank Ltd.	12,400	320,688

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shikibo Ltd.	4,000	$26,560
	Shikoku Bank Ltd.	12,000	86,399
	Shima Seiki Manufacturing Ltd.	6,980	62,191
	Shimizu Corp.	900	5,575
#	Shimojima Co. Ltd.	5,000	40,068
	Shin Nippon Air Technologies Co. Ltd.	3,200	80,939
	Shinagawa Refractories Co. Ltd.	8,500	103,582
	Shindengen Electric Manufacturing Co. Ltd.	2,300	43,088
	Shin-Etsu Polymer Co. Ltd.	11,300	110,304
	Shinko Shoji Co. Ltd.	8,100	53,376
	Shinmaywa Industries Ltd.	14,600	111,314
	Shinsho Corp.	1,500	65,320
	Shinwa Co. Ltd.	7,100	80,391
	Shizuki Electric Co., Inc.	7,500	20,712
	Shizuoka Financial Group, Inc.	2,900	27,068
	Shizuoka Gas Co. Ltd.	16,700	102,185
	Shofu, Inc.	2,700	52,288
	Showa Sangyo Co. Ltd.	5,000	112,096
	Showa Shinku Co. Ltd.	700	6,251
	Siix Corp.	10,100	104,123
	Sinanen Holdings Co. Ltd.	2,300	72,853
	Sinfonia Technology Co. Ltd.	7,500	159,155
	SKY Perfect JSAT Holdings, Inc.	56,500	332,486
	Soda Nikka Co. Ltd.	6,400	45,376
	Sodick Co. Ltd.	17,800	82,420
	Soken Chemical & Engineering Co. Ltd.	2,800	52,155
	SPK Corp.	3,200	41,689
	ST Corp.	3,700	36,006
	Star Mica Holdings Co. Ltd.	9,900	40,060
	Star Micronics Co. Ltd.	9,900	117,549
	Starts Corp., Inc.	8,200	184,983
	Starzen Co. Ltd.	4,900	84,793
	Stella Chemifa Corp.	2,900	70,662
	Step Co. Ltd.	1,700	21,443
	Sugimoto & Co. Ltd.	2,800	41,454
	Sumida Corp.	10,300	81,355
	Sumitomo Heavy Industries Ltd.	36,100	1,005,988
	Sumitomo Mitsui Construction Co. Ltd.	44,200	113,833
	Sumitomo Osaka Cement Co. Ltd.	12,175	302,282
#*	Sumitomo Pharma Co. Ltd.	56,700	143,094
	Sumitomo Riko Co. Ltd.	13,900	115,727
	Sumitomo Rubber Industries Ltd.	51,154	620,904
	Sumitomo Seika Chemicals Co. Ltd.	2,400	76,430
	Sumitomo Warehouse Co. Ltd.	15,100	250,056
	Sun Frontier Fudousan Co. Ltd.	9,500	118,155
	Suncall Corp.	7,300	21,833
	Sun-Wa Technos Corp.	3,300	47,274
	Suruga Bank Ltd.	61,100	372,643
	Suzuken Co. Ltd.	17,500	516,840
	Suzuki Co. Ltd.	4,300	38,816
	SWCC Corp.	7,100	187,206
	T Hasegawa Co. Ltd.	9,200	179,642
	T RAD Co. Ltd.	2,300	56,172
	Tachibana Eletech Co. Ltd.	4,500	85,847
	Tachi-S Co. Ltd.	8,200	104,025
	Tadano Ltd.	25,600	205,426
	Taihei Dengyo Kaisha Ltd.	4,000	112,585
	Taiheiyo Cement Corp.	29,400	672,451
	Taiheiyo Kouhatsu, Inc.	1,500	7,646

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taiho Kogyo Co. Ltd.	6,400	$36,030
	Taikisha Ltd.	7,000	206,462
	Taiko Bank Ltd.	1,500	13,871
	Taisei Lamick Co. Ltd.	2,400	43,434
	Takamatsu Construction Group Co. Ltd.	4,700	79,141
	Takaoka Toko Co. Ltd.	3,700	51,761
	Takara & Co. Ltd.	3,300	54,494
	Takara Bio, Inc.	3,200	20,688
	Takara Holdings, Inc.	26,100	171,462
	Takara Standard Co. Ltd.	10,600	129,311
	Takasago International Corp.	4,300	95,421
#	Takashima & Co. Ltd.	6,000	45,121
	Takashimaya Co. Ltd.	31,100	440,852
	Take & Give Needs Co. Ltd.	4,700	30,633
	TAKEBISHI Corp.	2,800	36,584
	Taki Chemical Co. Ltd.	1,000	24,867
	Takuma Co. Ltd.	11,100	138,903
	Tamura Corp.	21,500	88,390
	Tanabe Engineering Corp.	1,300	11,004
	TASUKI Holdings, Inc.	3,600	14,152
#*	Tatsuta Electric Wire & Cable Co. Ltd.	11,500	51,886
	Tayca Corp.	5,500	52,024
	Techno Quartz, Inc.	900	30,417
	Technoflex Corp.	1,200	9,008
	Teijin Ltd.	51,300	500,466
	Tekken Corp.	3,000	54,739
	Tenma Corp.	3,400	48,597
#	Terasaki Electric Co. Ltd.	900	10,861
#	TESEC Corp.	700	9,259
	Tess Holdings Co. Ltd.	8,500	23,278
	Toa Corp.	17,200	118,840
	TOA ROAD Corp.	17,000	139,946
	Tobishima Corp.	6,940	60,255
	Tochigi Bank Ltd.	24,700	55,569
	Toda Corp.	62,100	405,607
	Toenec Corp.	2,600	89,014
	Togami Electric Manufacturing Co. Ltd.	700	13,796
	Toho Acetylene Co. Ltd.	6,000	14,094
	Toho Bank Ltd.	65,100	139,778
	Toho Holdings Co. Ltd.	16,800	402,482
#*	Toho Zinc Co. Ltd.	6,000	39,599
	Tohoku Bank Ltd.	4,728	35,433
	Tokai Carbon Co. Ltd.	60,700	402,707
	Tokai Corp.	4,568	60,780
	Tokai Rika Co. Ltd.	16,900	230,117
	Tokai Tokyo Financial Holdings, Inc.	47,076	172,511
	Tokushu Tokai Paper Co. Ltd.	2,300	54,567
	Tokuyama Corp.	18,500	381,731
	Tokyo Energy & Systems, Inc.	3,090	26,401
	Tokyo Keiki, Inc.	3,800	62,062
	Tokyo Kiraboshi Financial Group, Inc.	8,300	246,375
	Tokyo Rope Manufacturing Co. Ltd.	6,300	57,551
	Tokyo Sangyo Co. Ltd.	4,000	16,816
	Tokyo Steel Manufacturing Co. Ltd.	2,000	21,216
	Tokyo Tatemono Co. Ltd.	43,000	715,519
	Tokyo Tekko Co. Ltd.	700	20,431
#	Tokyo Theatres Co., Inc.	1,500	10,843
	Tokyu Construction Co. Ltd.	15,200	81,796
	Tokyu Fudosan Holdings Corp.	103,300	756,802

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toli Corp.	12,400	$31,255
	Tomen Devices Corp.	1,400	59,422
	Tomoe Engineering Co. Ltd.	2,300	63,035
	Tomoku Co. Ltd.	3,200	52,445
	TOMONY Holdings, Inc.	53,000	140,094
	Tonami Holdings Co. Ltd.	1,600	48,743
	Topre Corp.	9,601	154,976
	Topy Industries Ltd.	4,600	78,018
	Torishima Pump Manufacturing Co. Ltd.	3,700	66,801
	Tosei Corp.	9,200	143,630
	Tosho Co. Ltd.	4,000	17,260
	Tosoh Corp.	61,200	843,711
	Totetsu Kogyo Co. Ltd.	5,700	113,870
	Towa Bank Ltd.	11,200	47,956
	Towa Pharmaceutical Co. Ltd.	8,500	153,003
	Toyo Construction Co. Ltd.	22,200	179,875
	Toyo Corp.	1,200	11,566
	Toyo Engineering Corp.	8,900	53,088
	Toyo Kanetsu KK.	2,400	66,590
	Toyo Machinery & Metal Co. Ltd.	5,300	24,965
	Toyo Seikan Group Holdings Ltd.	43,100	666,212
	Toyo Tanso Co. Ltd.	1,700	83,853
	Toyo Tire Corp.	32,200	609,195
	Toyobo Co. Ltd.	45,523	323,045
	Toyoda Gosei Co. Ltd.	20,300	393,022
	Toyota Boshoku Corp.	19,600	289,851
	Trancom Co. Ltd.	858	31,199
	TRE Holdings Corp.	12,600	101,412
	Trusco Nakayama Corp.	10,600	175,348
	Tsubaki Nakashima Co. Ltd.	15,600	83,740
	Tsubakimoto Chain Co.	7,500	258,210
	Tsubakimoto Kogyo Co. Ltd.	3,000	41,590
	Tsugami Corp.	12,900	111,377
	Tsukishima Holdings Co. Ltd.	5,300	49,472
	Tsukuba Bank Ltd.	31,700	61,258
	Tsumura & Co.	17,100	412,053
	Tsuzuki Denki Co. Ltd.	4,100	58,277
	UACJ Corp.	10,800	329,947
	UBE Corp.	33,800	617,921
	Uchida Yoko Co. Ltd.	2,000	88,641
	Ueki Corp.	1,000	10,510
	Union Tool Co.	3,300	95,599
	Unipres Corp.	18,000	133,171
#	United Super Markets Holdings, Inc.	16,200	92,461
#*	Unitika Ltd.	10,000	13,143
	Universal Entertainment Corp.	8,200	85,843
	Urbanet Corp. Co. Ltd.	7,300	19,702
	Ushio, Inc.	20,900	274,916
	V Technology Co. Ltd.	3,300	53,017
	Valor Holdings Co. Ltd.	9,100	139,417
	Vital KSK Holdings, Inc.	14,400	112,378
	VT Holdings Co. Ltd.	24,900	82,413
	Wacoal Holdings Corp.	11,500	251,696
	Wakachiku Construction Co. Ltd.	3,700	81,275
	Wakita & Co. Ltd.	12,600	125,025
	Warabeya Nichiyo Holdings Co. Ltd.	4,700	71,526
	World Co. Ltd.	7,600	100,240
	World Holdings Co. Ltd.	2,400	35,953
#*	W-Scope Corp.	10,200	33,055

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Xebio Holdings Co. Ltd.	11,402	$73,071
	Yahagi Construction Co. Ltd.	7,300	68,593
	YAMABIKO Corp.	11,300	149,538
	Yamada Holdings Co. Ltd.	160,400	459,159
	Yamae Group Holdings Co. Ltd.	5,000	82,193
	Yamagata Bank Ltd.	7,300	54,367
	Yamaguchi Financial Group, Inc.	58,328	589,207
	Yamaichi Electronics Co. Ltd.	5,600	96,580
	Yamanashi Chuo Bank Ltd.	8,400	95,542
	Yamashina Corp.	27,600	13,762
	Yamashin-Filter Corp.	7,500	20,368
	Yamatane Corp.	2,300	38,872
	Yamaya Corp.	1,800	35,002
	Yamazen Corp.	14,700	129,102
	Yashima Denki Co. Ltd.	4,000	39,148
	Yellow Hat Ltd.	9,600	124,791
	Yokogawa Bridge Holdings Corp.	9,000	163,236
	Yokohama Rubber Co. Ltd.	40,300	1,054,820
	Yokorei Co. Ltd.	14,900	98,260
	Yokowo Co. Ltd.	5,200	55,215
	Yondenko Corp.	3,000	71,586
#	Yondoshi Holdings, Inc.	4,400	52,964
	Yorozu Corp.	5,700	34,627
	Yotai Refractories Co. Ltd.	5,200	47,794
	Yuasa Trading Co. Ltd.	5,700	208,294
	Yurtec Corp.	11,800	109,330
	Yushin Precision Equipment Co. Ltd.	4,900	21,640
	Yutaka Giken Co. Ltd.	1,300	20,374
	Zenrin Co. Ltd.	7,800	44,079
	Zeon Corp.	35,400	352,801
	Zojirushi Corp.	3,000	29,263

TOTAL JAPAN			116,932,315

KUWAIT — (0.1%)
	A’ayan Leasing & Investment Co. KSCP	146,389	80,246
	Agility Public Warehousing Co. KSC	354,634	363,491
	Al Ahli Bank of Kuwait KSCP	30,393	23,660
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	38,803	26,682
	Burgan Bank SAK	128,842	75,642
	Combined Group Contracting Co. SAK	17,776	25,312
	Gulf Bank KSCP	70,424	58,934
	Kuwait Cement Co. KSC	29,630	18,549
	Kuwait International Bank KSCP	196,427	102,578
	Mezzan Holding Co. KSCC	9,575	22,982
	Warba Bank KSCP	117,089	71,780

TOTAL KUWAIT			869,856

MALAYSIA — (0.5%)
	Able Global Bhd.	27,200	9,893
#	Aeon Co. M Bhd.	42,400	9,850
#	AFFIN Bank Bhd.	91,617	48,901
	Ajinomoto Malaysia Bhd.	3,900	15,865
	Alliance Bank Malaysia Bhd.	141,500	113,168
	Allianz Malaysia Bhd.	10,200	44,968
	AME Elite Consortium Bhd.	23,900	8,861
	AMMB Holdings Bhd.	286,600	251,928
#	Bank Islam Malaysia Bhd.	109,300	58,529
	Batu Kawan Bhd.	15,700	65,670

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Berjaya Corp. Bhd.	559,724	$33,960
	Beshom Holdings Bhd.	16,303	3,108
*	Bumi Armada Bhd.	507,700	62,338
	Cahya Mata Sarawak Bhd.	130,300	29,970
	CB Industrial Product Holding Bhd.	30,900	8,843
*	Coastal Contracts Bhd.	24,400	7,644
#*	Dagang NeXchange Bhd.	321,100	26,478
	Dayang Enterprise Holdings Bhd.	159,940	87,188
	DRB-Hicom Bhd.	174,900	51,208
	Duopharma Biotech Bhd.	74,277	18,354
*	Eastern & Oriental Bhd.	157,000	33,446
#	Eco World Development Group Bhd.	128,100	39,097
*	Ekovest Bhd.	342,300	31,754
#	FGV Holdings Bhd.	88,200	25,454
#	Formosa Prosonic Industries Bhd.	22,200	13,372
	Gamuda Bhd.	286,064	317,969
	Genting Plantations Bhd.	40,500	51,344
#	Guan Chong Bhd.	46,700	26,788
	Hap Seng Plantations Holdings Bhd.	39,800	15,423
#*	Hengyuan Refining Co. Bhd.	35,300	22,495
	Hiap Teck Venture Bhd.	111,300	9,312
	Hibiscus Petroleum Bhd.	92,680	52,489
	Hong Leong Industries Bhd.	10,900	24,389
	IGB Bhd.	77,974	40,526
	IJM Corp. Bhd.	446,400	225,550
#	IOI Properties Group Bhd.	183,749	82,978
*	Iskandar Waterfront City Bhd.	143,800	22,461
#*	JAKS Resources Bhd.	146,300	4,130
	Jaya Tiasa Holdings Bhd.	64,000	16,729
	Kenanga Investment Bank Bhd.	48,500	11,046
	Kerjaya Prospek Group Bhd.	39,895	15,049
	Kretam Holdings Bhd.	95,800	12,053
	LBS Bina Group Bhd.	94,400	13,523
	Lii Hen Industries Bhd.	46,200	10,247
	LPI Capital Bhd.	4,500	11,312
#	Magnum Bhd.	93,230	22,436
	Mah Sing Group Bhd.	269,500	70,402
	Malayan Flour Mills Bhd.	156,450	21,612
	Malaysia Airports Holdings Bhd.	96,500	201,965
	Malaysia Building Society Bhd.	394,884	65,187
#	Malaysia Smelting Corp. Bhd.	40,000	24,117
	Malaysian Resources Corp. Bhd.	406,277	56,823
	Matrix Concepts Holdings Bhd.	100,125	38,352
	Mega First Corp. Bhd.	82,000	80,198
	Mi Technovation Bhd.	28,300	11,066
#	MKH Bhd.	42,400	11,897
#	MKH Oil Palm East Kalimantan Sdn Bhd.	6,057	781
	MNRB Holdings Bhd.	102,843	37,654
	MPHB Capital Bhd.	107,000	27,055
	Muda Holdings Bhd.	17,600	5,412
*	Muhibbah Engineering M Bhd.	82,700	16,347
*	Nylex Malaysia Bhd.	1,285	65
	Pantech Group Holdings Bhd.	54,900	12,288
*	Sapura Energy Bhd.	1,048,700	9,986
	Sarawak Oil Palms Bhd.	68,077	43,437
	Scientex Bhd.	103,400	90,930
#	Sime Darby Property Bhd.	344,800	70,499
	SKP Resources Bhd.	173,700	37,036
	SP Setia Bhd. Group	277,400	84,469

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Sports Toto Bhd.	35,496	$10,476
	Sunway Bhd.	224,200	164,985
#	Syarikat Takaful Malaysia Keluarga Bhd.	41,346	32,027
	Ta Ann Holdings Bhd.	39,440	34,943
	Thong Guan Industries Bhd.	44,900	19,362
*	Tropicana Corp. Bhd.	116,928	36,677
	TSH Resources Bhd.	130,600	31,147
	UEM Sunrise Bhd.	335,500	74,776
	Unisem M Bhd.	48,200	36,738
	United Malacca Bhd.	15,200	16,128
#	UOA Development Bhd.	177,499	70,267
*	Uzma Bhd.	62,900	15,862
	Velesto Energy Bhd.	447,600	25,222
	VS Industry Bhd.	372,500	70,931
#	WCT Holdings Bhd.	91,200	10,008
	Yinson Holdings Bhd.	189,520	97,237
	YTL Corp. Bhd.	68,800	44,482

TOTAL MALAYSIA			3,916,942

MEXICO — (0.8%)
	Alfa SAB de CV, Class A	346,918	253,950
#	Alpek SAB de CV	38,293	28,366
Ω	Banco del Bajio SA	79,104	292,390
	Bolsa Mexicana de Valores SAB de CV	34,000	63,710
*	Cemex SAB de CV	33,134	26,208
*	Cemex SAB de CV, Sponsored ADR	161,967	1,281,159
	Cia Minera Autlan SAB de CV, Class B	16,424	9,587
*	Controladora AXTEL SAB de CV	346,918	5,974
#	El Puerto de Liverpool SAB de CV, Class C1	21,169	169,258
	GCC SAB de CV	14,107	158,884
	Genomma Lab Internacional SAB de CV, Class B	78,280	75,946
	Gentera SAB de CV	133,929	214,840
	Grupo Comercial Chedraui SA de CV	65,795	484,473
	Grupo Herdez SAB de CV	14,531	40,996
	Grupo Industrial Saltillo SAB de CV	37,531	48,922
#	Grupo Rotoplas SAB de CV	14,060	23,531
	Grupo Televisa SAB	145,620	85,600
*Ω	Grupo Traxion SAB de CV	33,648	56,490
*	Industrias CH SAB de CV, Class B	34,322	370,714
#*	Industrias Penoles SAB de CV	15,598	223,143
	La Comer SAB de CV	77,002	164,740
	Megacable Holdings SAB de CV	95,361	278,333
*	Minera Frisco SAB de CV, Class A1	268,120	54,154
*Ω	Nemak SAB de CV	123,339	21,384
#*	Ollamani SAB	7,281	14,880
	Operadora De Sites Mexicanos SAB de CV, Class A	34,804	39,292
	Orbia Advance Corp. SAB de CV	93,587	153,185
*	Organizacion Cultiba SAB de CV	58,298	35,563
	Organizacion Soriana SAB de CV, Class B	12,168	24,115
	Promotora y Operadora de Infraestructura SAB de CV	18,174	182,040
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	31,200
	Qualitas Controladora SAB de CV	18,417	240,819
	Regional SAB de CV	17,396	156,445
*	Vista Energy SAB de CV, ADR	5,814	250,874
	Vitro SAB de CV, Class A	19,893	10,219

TOTAL MEXICO.			5,571,384

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (2.3%)
	Aalberts NV	12,467	$592,753
Ω	ABN AMRO Bank NV, GDR	112,128	1,796,129
	Acomo NV	5,335	99,319
	Aegon Ltd.	538,434	3,346,427
	AFC Ajax NV	763	8,437
	Akzo Nobel NV	2,902	191,480
	Allfunds Group PLC	40,985	257,569
	AMG Critical Materials NV	6,064	142,324
	Aperam SA	16,434	477,845
	ASR Nederland NV	41,960	2,099,657
Ω	B&S Group SARL	5,237	28,206
	Brunel International NV	4,870	52,658
	Corbion NV	1,521	33,034
	Flow Traders Ltd.	5,735	118,031
	ForFarmers NV	14,165	36,487
	Fugro NV	34,004	824,775
	JDE Peet’s NV	16,237	360,779
	Kendrion NV	2,455	34,203
	Koninklijke BAM Groep NV	78,040	318,122
	Koninklijke Heijmans NV, CVA	7,868	147,664
	Koninklijke Vopak NV	17,924	711,790
	MFE-MediaForEurope NV, Class B	17,260	69,345
	NN Group NV	43,448	2,004,294
	Randstad NV	15,764	790,579
	SBM Offshore NV	48,024	709,488
Ω	Signify NV	32,196	878,032
	Sligro Food Group NV	4,076	61,823
	TKH Group NV	8,310	357,945
	Van Lanschot Kempen NV	10,130	358,845

TOTAL NETHERLANDS			16,908,040

NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	338,111	109,520
	Arvida Group Ltd.	154,822	98,289
	Channel Infrastructure NZ Ltd.	14,500	13,226
	Chorus Ltd.	17,563	74,417
	Comvita Ltd.	6,699	8,118
	Fletcher Building Ltd.	47,725	106,819
	Genesis Energy Ltd.	142	194
	Heartland Group Holdings Ltd.	196,163	122,402
	KMD Brands Ltd.	91,689	29,149
#	NZME Ltd.	28,793	15,040
#	Oceania Healthcare Ltd.	198,586	70,211
*	Ryman Healthcare Ltd.	77,679	185,415
	Sanford Ltd.	17,604	41,439
	SKY Network Television Ltd.	42,112	72,190
	SKYCITY Entertainment Group Ltd.	92,976	97,437
	Steel & Tube Holdings Ltd.	30,627	18,317
	Summerset Group Holdings Ltd.	649	4,236
*	TOWER Ltd.	60,691	29,289

TOTAL NEW ZEALAND			1,095,708

NORWAY — (0.6%)
	2020 Bulkers Ltd.	5,113	78,904
*	Akastor ASA	37,863	46,644
	AMSC ASA	14,100	38,854
*	Archer Ltd.	151,955	14,271
	Austevoll Seafood ASA	22,375	178,664

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Avance Gas Holding Ltd.	5,803	$84,337
	Belships ASA	25,709	57,928
*	Bluenord ASA	678	34,748
	Bonheur ASA	3,074	69,807
Ω	BW LPG Ltd.	24,501	353,808
	BW Offshore Ltd.	27,830	69,884
*	Cadeler AS	9,243	43,874
*	Cloudberry Clean Energy ASA	40,226	32,716
	DNO ASA	122,377	113,286
#Ω	Elkem ASA	75,259	131,501
#Ω	Elmera Group A SA	16,546	49,325
*	FLEX LNG Ltd.	5,733	150,266
	Golden Ocean Group Ltd.	9,023	126,800
	Grieg Seafood ASA	12,521	81,289
	Hafnia Ltd.	1,189	8,965
*	Hexagon Composites ASA	18,507	28,010
	Hoegh Autoliners ASA	23,677	248,517
Ω	Klaveness Combination Carriers ASA	5,622	54,554
*	Kongsberg Automotive ASA	246,596	39,631
*	LINK Mobility Group Holding ASA	69,094	121,627
#	MPC Container Ships ASA	71,359	114,702
#Ω	Norske Skog ASA	18,057	60,417
*	Northern Ocean Ltd.	10,742	8,248
	Odfjell Drilling Ltd.	30,393	138,531
	Odfjell SE, Class A.	8,358	132,055
	Odfjell Technology Ltd.	4,141	23,092
#*	OKEA ASA	21,085	48,569
Ω	Okeanis Eco Tankers Corp.	158	4,899
	Panoro Energy ASA	18,567	47,366
	Pareto Bank ASA	8,957	46,539
	Pexip Holding ASA	15,497	36,733
*	PGS ASA	230,612	177,218
	Sandnes Sparebank	3,712	32,977
*Ω	Scatec ASA	27,302	199,253
	Selvaag Bolig ASA	9,155	29,055
#*Ω	Shelf Drilling Ltd.	45,698	76,356
*	Siem Offshore, Inc.	8,429	26,962
*	Solstad Offshore ASA	11,109	43,209
	Sparebank 1 Oestlandet	7,902	95,220
	SpareBank 1 Sorost-Norge	16,843	103,417
	Sparebanken More	9,555	72,882
	Stolt-Nielsen Ltd.	6,022	256,434
#	TGS A SA	25,057	282,650

TOTAL NORWAY			4,314,994

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	158,000	24,643
	Alliance Global Group, Inc.	432,200	75,365
*	Atlas Consolidated Mining & Development Corp.	95,100	7,398
	Belle Corp.	514,000	18,028
	China Banking Corp.	134,000	90,716
*	Converge Information & Communications Technology Solutions, Inc.	98,600	16,011
	DMCI Holdings, Inc.	178,300	34,139
	DoubleDragon Corp.	56,800	7,751
	Filinvest Land, Inc.	625,000	7,902
	First Philippine Holdings Corp.	35,390	39,955
	Globe Telecom, Inc.	1,610	49,438
	GT Capital Holdings, Inc.	12,545	138,650
*	Integrated Micro-Electronics, Inc.	8,800	257

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	LT Group, Inc.	152,800	$26,859
	Megaworld Corp.	1,471,000	46,566
	Metropolitan Bank & Trust Co.	75,010	90,762
	Petron Corp.	425,100	22,055
	Philcomsat Holdings Corp.	10,942	20,261
*	Philippine National Bank.	19,943	7,497
*	Phoenix Petroleum Philippines, Inc.	68,700	4,798
	Puregold Price Club, Inc.	114,200	46,776
	RFM Corp.	131,000	7,343
	Rizal Commercial Banking Corp.	59,520	23,404
	Robinsons Land Corp.	313,031	84,374
	Robinsons Retail Holdings, Inc.	60,780	37,781
	San Miguel Corp.	32,790	59,543
	Security Bank Corp.	69,060	85,295
	Semirara Mining & Power Corp.	49,100	27,987
*	Shell Pilipinas Corp.	33,500	6,229
*	Top Frontier Investment Holdings, Inc.	3,550	5,180
	Union Bank of the Philippines	40,986	27,279

TOTAL PHILIPPINES			1,140,242

POLAND — (0.3%)
	AB SA	2,231	48,239
*	Alior Bank SA	15,375	391,682
#*	Amica SA	1,011	17,671
	Arctic Paper SA	3,286	16,584
	ASBISc Enterprises PLC	6,848	41,306
	Asseco Poland SA	6,916	135,920
	Bank Handlowy w Warszawie SA	4,848	133,584
*	Bank Millennium SA	83,838	190,889
*	Bank Ochrony Srodowiska SA	9,806	38,318
#	Cognor Holding SA	27,036	55,392
#*	Cyfrowy Polsat SA	22,746	56,056
	Develia SA	100,947	165,078
	Echo Investment SA	21,847	25,233
*	Enea SA	47,976	100,088
*	Fabryki Mebli Forte SA	2,722	15,444
*	Grenevia SA	55,757	33,352
*	Grupa Azoty SA	6,429	34,725
	Inter Cars SA	654	85,773
	Lubelski Wegiel Bogdanka SA	3,428	24,175
	Mirbud SA	6,182	15,005
*	PGE Polska Grupa Energetyczna SA	98,009	146,082
*	PKP Cargo SA	2,992	8,865
*	Polimex-Mostostal SA	18,277	15,722
*	Tauron Polska Energia SA	191,826	137,677
*	Torpol SA	2,282	17,690
	VRG SA	30,608	24,861
	Warsaw Stock Exchange	2,325	25,750
	Wawel SA	24	3,744

TOTAL POLAND			2,004,905

PORTUGAL — (0.4%)
	Altri SGPS SA	21,181	116,716
*	Banco Comercial Portugues SA, Class R	2,249,186	785,303
	Corticeira Amorim SGPS SA	13,691	139,785
	CTT-Correios de Portugal SA	8,428	39,591
	Galp Energia SGPS SA	36,580	785,781
	Ibersol SGPS SA	4,207	31,493

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Navigator Co. SA	59,410	$262,402
	NOS SGPS SA	45,734	157,966
	Semapa-Sociedade de Investimento e Gestao	2,323	39,398
	Sonae SGPS SA	282,551	282,909

TOTAL PORTUGAL			2,641,344

QATAR — (0.2%)
*	Aamal Co.	303,573	65,094
	Al Khaleej Takaful Group QSC	19,241	13,584
	Baladna	116,412	43,131
	Barwa Real Estate Co.	529,978	408,398
	Doha Bank QPSC	508,944	208,938
	Doha Insurance Co. QSC	77,894	51,078
	Gulf International Services QSC	79,510	60,315
	Gulf Warehousing Co.	88,650	80,487
*	Lesha Bank LLC	82,242	29,964
	Mazaya Real Estate Development QPSC	132,516	23,624
	Medicare Group	23,273	25,912
	Qatar Aluminum Manufacturing Co.	65,130	25,240
	Qatar Industrial Manufacturing Co. QSC	45,582	32,902
	Qatar Insurance Co. SAQ	218,969	136,070
	Qatar National Cement Co. QSC	53,035	51,979
	Salam International Investment Ltd. QSC	386,377	66,905
	United Development Co. QSC	778,832	234,950

TOTAL QATAR			1,558,571

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
*††	RusHydro PJSC, ADR	154,685	0
*††	VTB Bank PJSC, GDR	176,858	0

SAUDI ARABIA — (1.2%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	40,855	28,475
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,944	16,328
	Advanced Petrochemical Co.	15,624	178,131
	Al Babtain Power & Telecommunication Co.	12,025	132,146
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,787	70,353
	Al Jouf Agricultural Development Co.	1,477	20,236
*	Al Jouf Cement Co.	19,081	58,369
*	Al Khaleej Training & Education Co.	10,596	92,922
*	AlAbdullatif Industrial Investment Co.	8,897	41,340
*	Al-Etihad Cooperative Insurance Co.	5,479	38,566
*	AlJazira Takaful Ta’awuni Co.	10,659	52,530
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	28,816
*	Alujain Corp.	3,985	47,685
*	Amana Cooperative Insurance Co.	6,890	25,388
*	Anaam International Holding Group Co.	45,561	13,113
	Arab National Bank	50,614	416,014
*	Arabia Insurance Cooperative Co.	5,527	24,304
	Arabian Cement Co.	11,770	96,055
*	Arabian Shield Cooperative Insurance Co.	4,080	24,628
	Arriyadh Development Co.	13,704	85,336
*	Bank Al-Jazira	93,577	403,411
	Banque Saudi Fransi	9,334	91,080
	Basic Chemical Industries Ltd.	3,965	36,584
*	Batic Investments & Logistic Co.	36,189	30,801
	Bawan Co.	2,144	27,037

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Buruj Cooperative Insurance Co.	4,896	$29,320
*	Chubb Arabia Cooperative Insurance Co.	4,595	40,420
	City Cement Co.	14,087	77,891
*	Dar Al Arkan Real Estate Development Co.	166,461	589,339
	Eastern Province Cement Co.	4,731	42,110
*	Emaar Economic City	88,843	183,595
	Etihad Etisalat Co.	79,001	1,093,544
	Fitaihi Holding Group	15,542	16,794
*	Gulf General Cooperative Insurance Co.	9,428	39,184
	Gulf Insurance Group	6,993	70,099
	Hail Cement Co.	16,024	48,876
	Herfy Food Services Co.	2,489	21,144
*	Jazan Development & Investment Co.	8,139	35,791
	L’Azurde Co. for Jewelry	8,557	35,249
*	Malath Cooperative Insurance Co.	2,553	13,403
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	77,468
*	Methanol Chemicals Co.	11,644	52,419
	Middle East Paper Co.	3,374	38,159
*	Middle East Specialized Cables Co.	6,218	55,027
	Mobile Telecommunications Co. Saudi Arabia	82,390	265,210
	Najran Cement Co.	24,476	64,876
*	National Agriculture Development Co.	4,197	39,152
	National Co. for Glass Industries	5,492	63,685
*	National Gypsum	4,691	34,838
*	National Industrialization Co., Class C.	78,863	293,453
	Northern Region Cement Co.	35,051	91,436
	Qassim Cement Co.	1,889	29,738
*	Rabigh Refining & Petrochemical Co.	25,323	50,768
	Sahara International Petrochemical Co.	23,341	213,331
*	Saudi Arabian Cooperative Insurance Co.	5,776	30,420
	Saudi Ceramic Co.	6,271	58,946
	Saudi Chemical Co. Holding	136,990	293,452
*	Saudi Ground Services Co.	3,491	50,762
	Saudi Investment Bank	47,808	214,750
*	Saudi Kayan Petrochemical Co.	124,986	311,924
	Saudi Marketing Co.	7,095	49,279
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	84,077
*	Saudi Printing & Packaging Co., Class C	7,870	32,065
*	Saudi Public Transport Co.	15,796	85,075
*	Saudi Reinsurance Co.	14,082	102,882
*	Saudi Steel Pipe Co.	2,289	50,129
*	Saudi Vitrified Clay Pipe Co. Ltd.	963	11,586
	Savola Group	26,090	350,588
*	Seera Group Holding	45,531	331,415
*	Sinad Holding Co.	15,976	56,613
	Southern Province Cement Co.	3,131	33,304
	Sustained Infrastructure Holding Co.	13,171	133,019
*	Tabuk Cement Co.	16,107	55,855
*	Taiba Investments Co.	11,118	125,447
*	Umm Al-Qura Cement Co.	8,146	36,278
	United International Transportation Co.	7,431	165,382
*	Walaa Cooperative Insurance Co.	7,933	64,721
	Yamama Cement Co.	27,139	250,959
	Yanbu Cement Co.	20,195	157,390
	Zahrat Al Waha For Trading Co., Class C	2,122	24,340

TOTAL SAUDI ARABIA			8,946,625

SINGAPORE — (0.7%)
*	Avarga Ltd.	100,900	14,430

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	BRC Asia Ltd.	17,700	$26,933
	Bukit Sembawang Estates Ltd.	45,200	110,856
	China Aviation Oil Singapore Corp. Ltd.	94,800	64,399
	China Sunsine Chemical Holdings Ltd.	89,700	27,199
	City Developments Ltd.	106,800	478,671
	Civmec Ltd.	27,600	15,742
*	COSCO Shipping International Singapore Co. Ltd.	94,900	9,569
	CSE Global Ltd.	137,400	42,523
	Del Monte Pacific Ltd.	197,000	15,664
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	47,560
	First Resources Ltd.	123,200	126,923
	Frasers Property Ltd.	71,200	41,634
	Fu Yu Corp. Ltd.	116,400	10,812
	Geo Energy Resources Ltd.	59,900	13,356
	Golden Agri-Resources Ltd.	1,767,100	355,427
	Great Eastern Holdings Ltd.	7,700	102,914
	GuocoLand Ltd.	68,600	75,290
	Ho Bee Land Ltd.	50,700	71,586
	Hong Fok Corp. Ltd.	106,790	65,636
	Hong Leong Asia Ltd.	61,800	28,281
	Hongkong Land Holdings Ltd.	221,900	709,010
	Hotel Grand Central Ltd.	35,281	20,140
	Hutchison Port Holdings Trust	1,303,200	166,648
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	12,513
	ISDN Holdings Ltd.	95,200	21,142
*	Japfa Ltd.	22,900	5,035
	Mandarin Oriental International Ltd.	67,600	113,654
	Marco Polo Marine Ltd.	1,031,800	52,751
	Mewah International, Inc.	86,100	17,654
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	24,230
	Netlink NBN Trust	582,300	364,420
	Olam Group Ltd.	140,220	120,724
	OUE Ltd.	79,600	61,652
*	Oxley Holdings Ltd.	261,197	16,457
	QAF Ltd.	53,800	33,464
	Rex International Holding Ltd.	182,700	17,449
	SIA Engineering Co. Ltd.	7,300	12,055
	Sinarmas Land Ltd.	163,500	18,461
	Singapore Land Group Ltd.	50,200	66,040
	Stamford Land Corp. Ltd.	160,398	44,637
*††	Swiber Holdings Ltd.	185,200	0
	Tai Sin Electric Ltd.	34,116	9,714
	Tiong Woon Corp. Holding Ltd.	30,600	10,979
	Tuan Sing Holdings Ltd.	211,274	38,608
	UOB-Kay Hian Holdings Ltd.	97,311	100,446
	UOL Group Ltd.	99,200	423,559
	Valuetronics Holdings Ltd.	23,300	10,055
	Venture Corp. Ltd.	58,600	620,881
	Wee Hur Holdings Ltd.	60,800	7,991
	Wing Tai Holdings Ltd.	107,000	115,034

TOTAL SINGAPORE			4,980,808

SOUTH AFRICA — (0.8%)
	Adcock Ingram Holdings Ltd.	11,334	33,362
	AECI Ltd.	21,022	104,687

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	African Rainbow Minerals Ltd.	20,343	$210,146
	Alexander Forbes Group Holdings Ltd.	37,429	12,660
	Altron Ltd., Class A	34,495	20,835
	Aspen Pharmacare Holdings Ltd.	13,284	158,251
	Barloworld Ltd.	34,363	157,896
	Curro Holdings Ltd.	22,467	12,821
	DataTec Ltd.	67,267	130,062
	Foschini Group Ltd.	53,808	284,095
	Grindrod Ltd.	132,590	91,431
	Harmony Gold Mining Co. Ltd.	5,377	46,545
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	646,538
	Hudaco Industries Ltd.	3,075	27,402
	Impala Platinum Holdings Ltd.	6,108	27,190
	Invicta Holdings Ltd.	8,097	11,238
*	KAP Ltd.	422,815	57,689
	Lewis Group Ltd.	12,017	28,143
	Life Healthcare Group Holdings Ltd.	229,017	130,665
	Merafe Resources Ltd.	340,993	22,654
*	Metair Investments Ltd.	34,895	21,719
	Momentum Metropolitan Holdings	241,665	263,047
	Motus Holdings Ltd.	30,123	133,401
	Mpact Ltd.	23,171	31,389
	Oceana Group Ltd.	15,360	61,930
	Old Mutual Ltd.	968,120	568,816
	Omnia Holdings Ltd.	31,449	89,279
Ω	Pepkor Holdings Ltd.	262,613	247,735
*	PPC Ltd.	380,330	65,757
	Raubex Group Ltd.	28,364	45,737
*	RCL Foods Ltd.	33,526	18,723
	Reunert Ltd.	26,008	91,290
	Sappi Ltd.	115,181	309,422
	Sasol Ltd.	70,569	495,769
	Sibanye Stillwater Ltd.	207,289	236,589
#	Sibanye Stillwater Ltd., ADR	35,750	166,238
*	Southern Sun Ltd.	161,714	44,329
*	SPAR Group Ltd.	2,912	15,003
	Super Group Ltd.	82,081	121,515
*	Telkom SA SOC Ltd.	62,873	79,349
	Thungela Resources Ltd.	19,873	139,389
*	Transaction Capital Ltd.	105,237	15,198
*	We Buy Cars Pty. Ltd.	34,389	36,525

TOTAL SOUTH AFRICA			5,512,459

SOUTH KOREA — (3.3%)
	ABco Electronics Co. Ltd.	2,820	24,557
	Advanced Process Systems Corp.	1,767	44,268
	Aekyung Chemical Co. Ltd.	1,512	13,529
	Aekyung Industrial Co. Ltd.	1,589	23,747
	Ajin Industrial Co. Ltd.	7,583	21,732
	AK Holdings, Inc.	849	9,292
*	ALUKO Co. Ltd.	7,684	18,358
*	Amotech Co. Ltd.	1,803	9,684
*	Anam Electronics Co. Ltd.	15,119	20,407
*	Ananti, Inc.	9,858	45,205
	Asia Cement Co. Ltd.	3,780	27,605
	ASIA Holdings Co. Ltd.	317	54,253
	Asia Paper Manufacturing Co. Ltd.	5,170	31,697
	Avaco Co. Ltd.	2,188	28,626
	Baiksan Co. Ltd.	1,801	17,881

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	BGFecomaterials Co. Ltd.	4,228	$12,217
	BH Co. Ltd.	4,637	57,940
*	Binex Co. Ltd.	5,751	57,839
	Binggrae Co. Ltd.	317	16,321
	BIT Computer Co. Ltd.	4,816	21,017
*	BNC Korea Co. Ltd.	5,034	23,337
	BNK Financial Group, Inc.	48,165	290,795
	Bookook Securities Co. Ltd.	475	8,326
	Boryung	6,086	48,864
	BYC Co. Ltd.	480	13,544
	Byucksan Corp.	5,851	9,486
*	Cafe24 Corp.	1,506	16,364
*	CammSys Corp.	13,416	13,614
	Cheil Worldwide, Inc.	3,091	42,158
*	ChinHung International, Inc.	10,381	7,135
	Chong Kun Dang Pharmaceutical Corp.	1,126	84,517
	Chongkundang Holdings Corp.	729	32,398
*††	Chorokbaem Media Co. Ltd.	3,908	2,864
*	CJ CGV Co. Ltd.	14,521	60,121
	CJ CheilJedang Corp.	1,584	383,941
	CJ Corp.	2,180	199,913
*	CJ ENM Co. Ltd.	2,415	132,123
	CJ Freshway Corp.	1,793	29,603
	CJ Logistics Corp.	1,398	123,326
*	CJ Seafood Corp.	2,153	4,284
*	CMG Pharmaceutical Co. Ltd.	13,602	20,695
*	Comtec Systems Co. Ltd.	31,127	15,619
*	Cosmecca Korea Co. Ltd.	727	18,641
	Coway Co. Ltd.	8,915	357,192
	COWELL FASHION Co. Ltd.	2,722	6,271
	Cuckoo Homesys Co. Ltd.	1,161	19,377
	D.I Corp.	2,380	33,791
	Dae Won Kang Up Co. Ltd.	12,341	51,145
*	Daechang Co. Ltd.	18,702	21,357
	Daechang Forging Co. Ltd.	3,508	16,892
	Daedong Corp.	2,582	22,308
	Daeduck Electronics Co. Ltd.	6,699	111,156
	Daehan New Pharm Co. Ltd.	2,847	16,440
	Daehan Steel Co. Ltd.	1,479	14,963
*	Dae-Il Corp.	6,373	26,971
	Daesang Corp.	3,347	52,956
	Daesang Holdings Co. Ltd.	3,109	19,473
*	Daesung Industrial Co. Ltd.	3,004	8,262
	Daewon Media Co. Ltd.	2,666	19,642
	Daewon Pharmaceutical Co. Ltd.	3,345	36,120
*	Daewoo Engineering & Construction Co. Ltd.	42,035	115,821
	Daewoong Co. Ltd.	2,067	28,101
	Daewoong Pharmaceutical Co. Ltd.	901	72,680
	Daihan Pharmaceutical Co. Ltd.	1,150	23,614
	Daishin Securities Co. Ltd.	6,759	76,577
*	Danal Co. Ltd.	10,507	29,470
	Daol Investment & Securities Co. Ltd.	7,941	18,219
	DB Financial Investment Co. Ltd.	6,876	21,142
	DB HiTek Co. Ltd.	7,004	206,972
	DB Insurance Co. Ltd.	8,867	621,974
	DGB Financial Group, Inc.	23,626	144,316
	DI Dong Il Corp.	2,531	46,576
	Digital Daesung Co. Ltd.	2,887	14,708
*	DK Tech Co. Ltd.	3,048	19,063

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DL Holdings Co. Ltd.	2,393	$91,827
	DMS Co. Ltd.	6,579	29,918
	DN Automotive Corp.	314	18,950
	DNF Co. Ltd.	2,385	37,333
	Dohwa Engineering Co. Ltd.	3,357	18,054
	Dong-A Hwasung Co. Ltd.	2,885	14,736
	Dong-A Socio Holdings Co. Ltd.	815	64,997
	Dong-A ST Co. Ltd.	1,001	48,733
	Dongbang Transport Logistics Co. Ltd.	12,138	19,239
	DongKook Pharmaceutical Co. Ltd.	5,523	65,552
	Dongkuk Holdings Co. Ltd.	4,364	26,432
	Dongkuk Industries Co. Ltd.	6,108	31,647
	Dongkuk Steel Mill Co. Ltd.	7,529	63,914
*	Dongkuk Structures & Construction Co. Ltd.	8,156	17,328
	Dongsuh Cos., Inc.	4,204	57,804
	Dongsung Chemical Co. Ltd.	6,360	21,130
*	Dongwha Enterprise Co. Ltd.	445	18,127
	Dongwha Pharm Co. Ltd.	3,460	21,781
	Dongwon F&B Co. Ltd.	1,387	38,937
	Dongwon Systems Corp.	342	10,526
	Dongyang E&P, Inc.	886	12,965
	Doosan Bobcat, Inc.	7,405	276,761
	Doosan Co. Ltd.	1,214	132,611
*	Duksan Hi-Metal Co. Ltd.	5,102	26,964
*	Duksan Techopia Co. Ltd.	1,320	38,786
	Duksung Co. Ltd.	3,494	22,189
	DY Corp.	2,973	12,392
	DY POWER Corp.	1,556	14,676
	Easy Holdings Co. Ltd.	12,035	28,529
	Echo Marketing, Inc.	1,539	15,218
	Ecoplastic Corp.	7,240	23,975
	Elentec Co. Ltd.	2,433	13,752
	E-MART, Inc.	3,621	166,066
*	EMKOREA Co. Ltd.	8,169	16,477
	ENF Technology Co. Ltd.	2,160	43,311
	Eugene Investment & Securities Co. Ltd.	15,514	48,669
*	EV Advanced Material Co. Ltd.	8,967	16,376
	F&F Holdings Co. Ltd.	817	8,882
	FarmStory Co. Ltd.	10,797	12,529
	Fila Holdings Corp.	3,607	106,181
	Galaxia Moneytree Co. Ltd.	2,769	15,355
	GC Cell Corp.	1,719	47,598
*	Genie Music Corp.	7,762	17,523
	Genoray Co. Ltd.	1,571	7,268
	Global Standard Technology Co. Ltd.	641	22,234
	GOLFZON Co. Ltd.	834	46,928
	Gradiant Corp.	2,207	25,848
	Green Chemical Co. Ltd.	1,815	9,776
	Green Cross Corp.	1,049	86,187
	Green Cross Holdings Corp.	3,265	37,768
*	GS Engineering & Construction Corp.	13,682	162,188
	GS Global Corp.	14,500	25,758
	GS Holdings Corp.	8,731	282,288
	GS Retail Co. Ltd.	7,655	109,732
	HAESUNG DS Co. Ltd.	953	34,095
	Han Kuk Carbon Co. Ltd.	5,432	44,468
	Hancom, Inc.	1,235	21,168
	Hanil Cement Co. Ltd.	1,171	11,057
	Hanil Holdings Co. Ltd.	2,225	20,313

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Hyundai Cement Co. Ltd.	847	$9,162
	Hanjin Transportation Co. Ltd.	1,377	20,674
	Hankook Tire & Technology Co. Ltd.	14,022	594,985
	HanmiGlobal Co. Ltd.	1,348	15,791
	Hannong Chemicals, Inc.	950	12,307
	Hanon Systems	25,852	103,534
	Hansae Co. Ltd.	3,681	57,303
*	Hansol IONES Co. Ltd.	1,526	13,964
	Hansol Paper Co. Ltd.	2,899	22,567
	Hansol Technics Co. Ltd.	5,680	22,892
	Hanwha Corp.	6,434	126,262
*	Hanwha Galleria Corp.	19,204	19,319
	Hanwha General Insurance Co. Ltd.	12,669	46,075
*	Hanwha Investment & Securities Co. Ltd.	30,496	74,167
	Hanwha Life Insurance Co. Ltd.	58,545	124,186
	Hanwha Solutions Corp.	17,753	323,108
*	Hanyang Digitech Co. Ltd.	960	19,751
	Hanyang Eng Co. Ltd.	2,781	40,747
	Hanyang Securities Co. Ltd.	2,469	18,889
	Harim Co. Ltd.	8,073	17,812
	Harim Holdings Co. Ltd.	8,111	38,537
	HD Hyundai Co. Ltd.	5,560	269,176
	HD Hyundai Construction Equipment Co. Ltd.	2,387	93,846
*	HD Hyundai Energy Solutions Co. Ltd.	1,512	25,843
	HD Hyundai Infracore Co. Ltd.	23,557	140,147
	HDC Holdings Co. Ltd.	2,173	13,764
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	8,577
	Heerim Architects & Planners	1,824	8,462
	HFR, Inc.	1,516	16,929
	Hite Jinro Co. Ltd.	5,909	89,590
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	3,397	6,867
	HK inno N Corp.	1,067	29,806
	HL Holdings Corp.	787	19,282
	HL Mando Co. Ltd.	3,696	104,235
	Home Center Holdings Co. Ltd.	14,297	11,781
	HS Industries Co. Ltd.	7,829	23,170
	Huons Co. Ltd.	918	22,806
	Husteel Co. Ltd.	12,561	41,867
	Hwa Shin Co. Ltd.	3,952	30,890
	Hwangkum Steel & Technology Co. Ltd.	3,346	16,417
	Hwaseung Enterprise Co. Ltd.	3,601	24,440
	Hyosung Corp.	1,932	83,893
	Hyosung Heavy Industries Corp.	240	53,557
	Hyosung TNC Corp.	447	118,436
	Hyundai Bioland Co. Ltd.	1,281	8,415
*	Hyundai BNG Steel Co. Ltd.	2,003	31,316
	Hyundai Department Store Co. Ltd.	2,552	96,531
	Hyundai Elevator Co. Ltd.	4,169	121,538
	HYUNDAI EVERDIGM Corp.	3,603	17,181
	Hyundai Ezwel Co. Ltd.	2,072	8,658
	Hyundai Glovis Co. Ltd.	1,601	209,587
*	Hyundai Livart Furniture Co. Ltd.	3,444	18,927
	Hyundai Marine & Fire Insurance Co. Ltd.	11,196	252,739
	Hyundai Motor Securities Co. Ltd.	4,374	28,094
	Hyundai Pharmaceutical Co. Ltd.	3,392	9,259
	Hyundai Steel Co.	16,169	375,459
	Hyundai Wia Corp.	3,015	125,501
	HyVision System, Inc.	2,537	38,713
	Iljin Electric Co. Ltd.	5,071	80,223

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Holdings Co. Ltd.	6,410	$19,835
	Iljin Power Co. Ltd.	2,128	19,401
	Ilyang Pharmaceutical Co. Ltd.	2,412	24,113
	iMarketKorea, Inc.	4,396	26,820
	InBody Co. Ltd.	2,711	58,148
	Incross Co. Ltd.	1,224	8,192
*	Infinitt Healthcare Co. Ltd.	2,403	8,967
	InfoBank Corp.	1,683	11,956
	Innocean Worldwide, Inc.	2,724	44,675
	InnoWireless Co. Ltd.	1,620	29,962
	Innox Advanced Materials Co. Ltd.	1,882	43,490
*	Insun ENT Co. Ltd.	6,474	30,488
	Intelligent Digital Integrated Security Co. Ltd.	847	11,281
*	Interflex Co. Ltd.	2,428	25,475
	Inzi Controls Co. Ltd.	1,401	7,687
	IS Dongseo Co. Ltd.	3,418	66,067
*	ITEK, Inc.	3,492	19,188
	JASTECH Ltd.	2,538	16,049
	JB Financial Group Co. Ltd.	21,369	205,032
	JC Chemical Co. Ltd.	2,870	12,950
	Jinsung T.E.C.	2,323	16,435
	JLS Co. Ltd.	1,761	8,765
*	JNK Heaters Co. Ltd.	3,077	9,340
	JS Corp.	865	11,761
	JW Life Science Corp.	891	8,012
*	Kakao Games Corp.	971	15,164
*††	Kanglim Co. Ltd.	19,090	2,611
	Kangnam Jevisco Co. Ltd.	1,043	20,930
	KAON Group Co. Ltd.	2,378	9,566
	KC Tech Co. Ltd.	793	20,791
	KCC Glass Corp.	2,300	66,604
	KCTC	3,235	9,536
	KEC Corp.	7,472	7,354
	KEPCO Plant Service & Engineering Co. Ltd.	2,919	74,066
	KG Chemical Corp.	10,995	45,166
	KG Dongbusteel	4,319	22,014
	KG Eco Solution Co. Ltd.	3,354	21,782
*††	KG Mobility Co.	3,613	16,002
	KGMobilians Co. Ltd.	3,236	11,699
	KH Vatec Co. Ltd.	3,839	42,617
*	Kib Plug Energy	15,727	4,721
	KISWIRE Ltd.	2,317	42,994
	KIWOOM Securities Co. Ltd.	2,898	275,204
	Kolmar BNH Co. Ltd.	1,946	22,272
	Kolmar Korea Co. Ltd.	2,435	87,907
	Kolon Corp.	1,344	15,904
	Kolon Industries, Inc.	3,416	98,327
	Kolon Plastic, Inc.	2,169	11,289
*	Korea Circuit Co. Ltd.	2,209	25,205
	Korea Electric Terminal Co. Ltd.	1,169	54,215
	Korea Export Packaging Industrial Co. Ltd.	6,450	12,616
*	Korea Information & Communications Co. Ltd.	4,185	26,767
	Korea Information Certificate Authority, Inc.	4,422	15,332
	Korea Investment Holdings Co. Ltd.	7,284	352,061
*	Korea Line Corp.	35,444	45,782
	Korea Movenex Co. Ltd.	7,905	29,023
	Korea Parts & Fasteners Co. Ltd.	2,367	7,875
	Korea Petrochemical Ind Co. Ltd.	752	73,730
	Korea Petroleum Industries Co.	1,527	17,212

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea United Pharm, Inc.	1,778	$31,565
	Korean Reinsurance Co.	20,270	119,812
	KSS LINE Ltd.	4,280	25,566
*	Kt alpha Co. Ltd.	3,330	12,263
	KT Skylife Co. Ltd.	6,256	25,196
	KTCS Corp.	8,880	20,458
	Kukdong Oil & Chemicals Co. Ltd.	7,243	20,438
*	Kumho HT, Inc.	17,116	7,471
	Kumho Petrochemical Co. Ltd.	3,102	308,532
*	Kumho Tire Co., Inc.	21,150	107,093
	Kumkang Kind Co. Ltd.	4,208	16,527
	Kwang Dong Pharmaceutical Co. Ltd.	5,932	29,227
	Kwang Myung Electric Co. Ltd.	6,436	12,363
	Kyeryong Construction Industrial Co. Ltd.	2,392	23,755
	Kyung Dong Navien Co. Ltd.	1,528	65,702
	Kyungdong Pharm Co. Ltd.	3,591	16,527
	Kyung-In Synthetic Corp.	6,925	17,132
*	LabGenomics Co. Ltd.	8,340	16,533
*	LB Semicon, Inc.	5,733	30,256
	Lee Ku Industrial Co. Ltd.	5,991	28,458
*	LG Display Co. Ltd.	55,045	416,638
	LG HelloVision Co. Ltd.	9,008	21,938
	LG Innotek Co. Ltd.	1,923	305,666
	LG Uplus Corp.	45,276	321,573
	LOT Vacuum Co. Ltd.	1,454	20,764
	Lotte Chemical Corp.	885	68,390
	Lotte Chilsung Beverage Co. Ltd.	618	56,545
	Lotte Corp.	5,816	115,927
*	Lotte Data Communication Co.	525	11,481
	Lotte Energy Materials Corp.	2,978	96,869
	LOTTE Fine Chemical Co. Ltd.	3,403	110,454
	LOTTE Himart Co. Ltd.	1,050	7,295
*	Lotte Non-Life Insurance Co. Ltd.	17,130	42,875
	Lotte Rental Co. Ltd.	1,258	24,680
	Lotte Shopping Co. Ltd.	2,150	107,800
	Lotte Wellfood Co. Ltd.	414	40,062
	LS Corp.	3,658	361,438
	LS Electric Co. Ltd.	853	107,649
*	LVMC Holdings	16,746	33,985
	LX Hausys Ltd.	953	29,631
	LX International Corp.	6,246	125,679
	LX Semicon Co. Ltd.	1,646	86,650
	Macrogen, Inc.	1,249	18,270
	Maeil Dairies Co. Ltd.	326	9,573
	Mcnex Co. Ltd.	1,877	34,527
*	MDS Tech, Inc.	13,152	15,136
	MegaStudyEdu Co. Ltd.	1,174	51,244
	META BIOMED Co. Ltd.	6,382	19,300
	Mgame Corp.	3,691	14,390
*	Mirae Asset Life Insurance Co. Ltd.	13,834	49,880
	Mirae Asset Securities Co. Ltd.	11,246	61,292
	Miwon Holdings Co. Ltd.	98	5,591
*	Mobase Electronics Co. Ltd.	5,612	7,565
	MS Autotech Co. Ltd.	5,868	19,460
	Multicampus Co. Ltd.	168	4,280
	Namhae Chemical Corp.	2,788	14,408
*	Namuga Co. Ltd.	1,187	12,290
	Namyang Dairy Products Co. Ltd.	66	24,624
	Nasmedia Co. Ltd.	605	8,240

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Nature & Environment Co. Ltd.	24,305	$18,251
	Nature Holdings Co. Ltd.	1,890	19,305
	Neowiz	1,918	29,952
*	Nepes Ark Corp.	1,026	21,026
*	NEPES Corp.	3,184	40,439
	New Power Plasma Co. Ltd.	7,873	32,282
	Nexen Tire Corp.	7,429	49,913
	NH Investment & Securities Co. Ltd., Class C	15,229	136,887
	NHN KCP Corp.	2,820	23,632
	NICE Holdings Co. Ltd.	4,219	37,462
	Nice Information & Telecommunication, Inc.	884	14,298
	NICE Total Cash Management Co. Ltd., Class C	4,498	19,250
	Nong Shim Holdings Co. Ltd.	222	10,682
	NongShim Co. Ltd.	551	158,214
	NOROO Paint & Coatings Co. Ltd.	1,641	11,175
	NOVAREX Co. Ltd.	3,308	24,721
	OCI Co. Ltd.	1,287	87,117
	OCI Holdings Co. Ltd.	2,842	193,644
	Openbase, Inc.	3,762	6,884
	Orion Corp.	2,843	190,264
	Ottogi Corp.	309	92,889
	Paik Kwang Industrial Co. Ltd.	5,088	28,878
*	Pan Entertainment Co. Ltd.	3,525	7,216
	Pan Ocean Co. Ltd.	53,375	157,796
	Paradise Co. Ltd.	7,824	84,762
	Partron Co. Ltd.	7,264	42,000
*	PharmGen Science, Inc.	2,381	9,124
	Philoptics Co. Ltd.	3,077	65,714
	Polaris AI Pharma Corp.	2,011	13,273
*	Pond Group Co. Ltd.	1,568	6,806
	Poongsan Corp.	3,189	149,013
	POSCO Steeleon Co. Ltd.	743	24,719
*	Power Logics Co. Ltd.	6,699	38,410
	PSK, Inc.	3,550	75,055
	Reyon Pharmaceutical Co. Ltd.	1,659	16,432
*	RFTech Co. Ltd.	4,462	12,464
	Rorze Systems Corp.	3,368	29,316
	S-1 Corp.	2,716	116,983
	Sajodaerim Corp.	742	20,401
	Sajodongaone Co. Ltd.	25,293	18,316
	Sambo Motors Co. Ltd.	2,461	9,212
	SAMHWA Paints Industrial Co. Ltd.	1,739	9,855
	Samick THK Co. Ltd.	2,172	21,564
	Samji Electronics Co. Ltd.	2,577	17,099
	Samjin Pharmaceutical Co. Ltd.	2,378	33,960
*	Samkee Corp.	4,423	6,045
	Sammok S-Form Co. Ltd.	803	11,399
	SAMPYO Cement Co. Ltd.	8,391	17,808
*	Samsung Engineering Co. Ltd.	20,722	392,875
	Samsung Securities Co. Ltd.	11,474	313,881
	SAMT Co. Ltd.	8,621	22,817
	Samwha Capacitor Co. Ltd.	879	31,597
	Samyang Corp.	407	14,835
	Samyang Packaging Corp.	765	9,475
*	Sangbo Corp.	17,279	22,629
*	Sangsangin Co. Ltd.	4,867	11,568
	Sangsin Energy Display Precision Co. Ltd.	887	10,267
	Saramin Co. Ltd.	973	12,638
*	SD Biosensor, Inc.	8,524	64,694

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Besteel Holdings Corp.	1,627	$26,018
	SeAH Holdings Corp.	197	15,762
	SeAH Steel Corp.	395	39,102
	SeAH Steel Holdings Corp.	440	73,508
	Seegene, Inc.	5,728	91,417
	Sejong Industrial Co. Ltd.	2,272	9,689
	Sekonix Co. Ltd.	2,494	13,557
	Seobu T&D	6,740	36,953
	Seohan Co. Ltd.	14,973	9,454
*	Seojin System Co. Ltd.	3,888	68,914
	Seoul Semiconductor Co. Ltd.	7,302	51,473
	Seoyon Co. Ltd.	4,111	27,618
	Seoyon E-Hwa Co. Ltd.	2,282	30,030
	SFA Engineering Corp.	3,428	63,617
*	SFA Semicon Co. Ltd.	8,471	33,920
	SGC Energy Co. Ltd.	1,511	26,876
	Shin Heung Energy & Electronics Co. Ltd.	2,815	20,800
	Shindaeyang Paper Co. Ltd.	4,092	16,822
	Shinsegae Information & Communication Co. Ltd.	1,860	15,043
	Shinsegae International, Inc.	2,675	34,537
	Shinsegae, Inc.	1,398	167,412
	Shinsung Tongsang Co. Ltd.	12,783	16,818
*	Showbox Corp.	6,629	17,178
	SK D&D Co. Ltd.	1,523	13,372
	SK Discovery Co. Ltd.	2,498	81,932
*	SK Eternix Co. Ltd.	2,281	32,987
	SK Gas Ltd.	499	59,482
	SK Networks Co. Ltd.	14,722	53,441
	SK Securities Co. Ltd.	66,518	28,851
	SL Corp.	3,258	78,557
	SNT Motiv Co. Ltd.	1,600	53,399
*	SNU Precision Co. Ltd.	4,032	7,405
	Solid, Inc.	15,909	66,256
	Songwon Industrial Co. Ltd.	2,765	28,658
	SPC Samlip Co. Ltd.	367	15,472
*	STX Heavy Industries Co. Ltd.	4,428	51,384
	Suheung Co. Ltd.	1,127	17,926
	Sung Kwang Bend Co. Ltd.	4,963	40,915
*	Sungchang Enterprise Holdings Ltd.	4,239	6,101
	Sungshin Cement Co. Ltd.	3,983	25,446
	Sungwoo Hitech Co. Ltd.	11,668	78,932
	Sunjin Co. Ltd.	3,998	20,989
*	SY Co. Ltd.	3,263	11,064
*	Synergy Innovation Co. Ltd.	10,808	21,548
	Tae Kyung Industrial Co. Ltd.	2,320	10,098
*††	Taewoong Co. Ltd.	3,164	50,847
*	Taihan Electric Wire Co. Ltd.	10,427	103,182
	Tailim Packaging Co. Ltd.	6,496	13,226
	TechWing, Inc.	2,315	56,927
	TEMC CNS Co. Ltd.	1,031	9,073
	TES Co. Ltd.	2,135	36,896
*	Thinkware Systems Corp.	1,121	12,508
	TK Corp.	2,713	24,292
	TKG Huchems Co. Ltd.	3,216	45,887
	Tongyang Life Insurance Co. Ltd.	9,522	36,522
*	Top Engineering Co. Ltd.	3,622	17,648
	Toptec Co. Ltd.	3,081	18,206
	Tovis Co. Ltd.	3,257	44,607
	Tplex Co. Ltd.	3,294	7,028

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	13,340	$30,605
*	TSE Co. Ltd.	725	42,770
*	Tuksu Construction Co. Ltd.	2,389	12,352
	TYM Corp.	4,360	15,247
	Ubiquoss, Inc.	786	9,691
*	Uni-Chem Co. Ltd.	17,518	22,992
	Unick Corp.	2,540	8,355
	Unid Co. Ltd.	824	57,008
	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	31,648
	Uniquest Corp.	2,472	12,351
	Value Added Technology Co. Ltd.	1,125	23,877
*††	Vidente Co. Ltd.	7,159	3,227
	Vieworks Co. Ltd.	1,890	37,474
	Vitzro Tech Co. Ltd.	3,438	21,245
	Webcash Corp.	1,040	6,853
	WiSoL Co. Ltd.	3,563	22,881
*	WONIK IPS Co. Ltd.	2,121	56,488
	Wonik Materials Co. Ltd.	1,400	36,264
	Woojin, Inc.	2,607	15,706
*	Woongjin Co. Ltd.	9,617	7,820
*	Woongjin Thinkbig Co. Ltd.	8,695	13,487
*	Wooree Bio Co. Ltd.	4,791	8,811
	Woorison F&G Co. Ltd.	14,584	15,503
	Wooshin Systems Co. Ltd.	1,863	11,081
*	Woosu AMS Co. Ltd.	4,857	10,226
	Y G-1 Co. Ltd.	4,216	17,613
*	YC Corp.	6,385	63,069
	Y-entec Co. Ltd.	3,150	16,390
	YMC Co. Ltd.	2,238	8,109
*	YMT Co. Ltd.	1,177	10,895
	Youngone Corp.	3,957	109,502
	Youngone Holdings Co. Ltd.	1,345	82,644
	Yuanta Securities Korea Co. Ltd.	21,566	43,189
	Zeus Co. Ltd.	3,837	46,040
	Zinus, Inc.	2,167	19,710

TOTAL SOUTH KOREA			24,066,420

SPAIN — (1.5%)
	Acciona SA	4,228	488,783
	Acerinox SA	56,135	604,777
	ACS Actividades de Construccion y Servicios SA	3,307	132,447
Ω	Aedas Homes SA	2,127	42,506
	Almirall SA	15,003	136,926
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	162,637
	Azkoyen SA	2,368	15,609
	Banco de Sabadell SA	1,583,992	3,025,747
	Bankinter SA	197,117	1,558,044
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	174,138
	Corp. ACCIONA Energias Renovables SA	2,701	54,850
	Ebro Foods SA	19,701	336,759
	Elecnor SA	10,143	218,469
	Enagas SA	56,605	830,170
	Ence Energia y Celulosa SA	37,250	132,671
	Ercros SA	34,553	129,715
Ω	Gestamp Automocion SA	52,810	158,240
*	Grifols SA	64,328	588,759
	Grupo Catalana Occidente SA	12,282	475,616
	Iberpapel Gestion SA	2,972	59,566
	Mapfre SA	269,985	651,357

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
Ω	Neinor Homes SA	8,459	$94,870
*	Obrascon Huarte Lain SA	96,033	34,594
Ω	Talgo SA	188	884
	Tubacex SA	30,478	101,784
Ω	Unicaja Banco SA	405,633	529,860

TOTAL SPAIN			10,739,778

SWEDEN — (1.9%)
Ω	AcadeMedia AB	28,678	131,115
	AddLife AB, Class B	27,374	251,831
	AFRY AB	21,068	330,951
Ω	Alimak Group AB	8,408	77,694
	Alleima AB	47,686	296,386
	Alligo AB, Class B	6,978	81,446
Ω	Ambea AB	22,319	128,130
	AQ Group AB	3,662	209,753
	Arise AB	8,680	30,516
	Arjo AB, Class B	57,434	241,050
Ω	Attendo AB	37,257	140,515
	Beijer Alma AB	1,069	20,230
	Bergman & Beving AB	9,129	184,414
	Betsson AB, Class B	31,487	348,038
*	Better Collective AS	8,326	223,036
*	BHG Group AB	51,774	64,289
	Bilia AB, Class A	19,527	245,258
	Billerud Aktiebolag	65,243	541,102
#*	Bonava AB, Class B	65,697	59,745
*Ω	Boozt AB	5,276	60,147
Ω	Bravida Holding AB	37,595	254,213
	Bulten AB	5,430	40,522
*	Byggmax Group AB	16,014	49,614
	Catella AB	9,935	27,220
*	Cint Group AB	45,002	48,096
	Cloetta AB, Class B	101,902	151,743
	Concentric AB	4,687	80,724
Ω	Coor Service Management Holding AB	21,431	93,130
Ω	Dometic Group AB	98,333	702,699
	Doro AB	6,752	12,319
*Ω	Dustin Group AB	87,516	99,433
	Eastnine AB	4,151	62,459
	Elanders AB, Class B	6,054	53,996
#*	Embracer Group AB	202,408	505,416
	Fagerhult Group AB	13,838	88,796
	Fenix Outdoor International AG	548	34,518
	G5 Entertainment AB	1,242	13,466
	Granges AB	50,903	601,082
	Hanza AB	7,820	40,716
*	Humana AB	10,660	28,613
	IAR Systems Group AB	1,899	25,597
*	International Petroleum Corp.	27,926	353,218
	Inwido AB	18,001	221,707
	ITAB Shop Concept AB	7,249	12,436
#	JM AB	19,007	321,880
	Kabe Group AB, Class B	1,056	31,893
*	Karnov Group AB	28,688	171,161
#*	K-fast Holding AB	20,964	34,263
	Kindred Group PLC, SDR	2,562	28,707
	KNOW IT AB	7,030	90,979
	Lindab International AB	26,759	537,542

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Loomis AB	20,270	$518,035
	MEKO AB	14,760	150,470
*	Millicom International Cellular SA, SDR	49,049	1,006,414
*	Modern Times Group MTG AB, Class B	14,659	125,576
	NCC AB, Class B	22,628	275,210
	Nederman Holding AB	1,482	25,569
*	Net Insight AB, Class B	90,172	42,670
	New Wave Group AB, Class B	30,204	275,047
#*	Nobia AB	132,708	54,045
	Nolato AB, Class B	47,434	232,758
	Nordic Paper Holding AB	6,621	33,122
	Nordic Waterproofing Holding AB	6,524	96,442
*	Norion Bank AB	15,589	57,591
*	Norva24 Group AB	7,389	17,225
*	Note AB	2,568	32,467
#*	Orron Energy AB	15,587	10,257
#*	Ovzon AB	6,346	8,083
	Peab AB, Class B	54,976	335,153
	Prevas AB, Class B	2,525	27,192
*	Pricer AB, Class B	39,613	40,753
	Proact IT Group AB	6,249	59,138
	Probi AB	876	16,105
	Ratos AB, Class B	51,154	177,546
	Rejlers AB	4,772	61,024
Ω	Resurs Holding AB	30,400	45,745
	Rottneros AB	28,710	29,982
	Scandi Standard AB	14,375	99,965
*	Sdiptech AB, Class B	8,461	215,589
*	Sensys Gatso Group AB	2,295	15,810
#††	Serneke Group AB	3,259	8,597
*Ω	Sinch AB	189,346	428,108
*	Sivers Semiconductors AB	68,831	40,630
	SkiStar AB	13,296	184,184
	Solid Forsakring AB	2,617	17,136
*	Stillfront Group AB	134,744	128,052
	Storskogen Group AB, Class B	339,933	182,121
	Synsam AB	13,272	60,915
	Systemair AB	4,846	32,839
	Tethys Oil AB	8,518	28,143
*	TF Bank AB	1,362	25,876
	VBG Group AB, Class B	5,465	191,246
	Vitrolife AB	377	5,631

TOTAL SWEDEN			13,902,265

SWITZERLAND — (4.1%)
	Adecco Group AG	44,732	1,564,835
	Allreal Holding AG	4,110	663,774
	ALSO Holding AG	1,597	393,369
*	Aluflexpack AG	1,770	28,376
*	ams-OSRAM AG	169,134	203,140
#	Arbonia AG	16,275	214,382
	Autoneum Holding AG	1,237	197,590
	Baloise Holding AG	13,844	2,092,006
	Banque Cantonale de Geneve	625	202,423
	Banque Cantonale Vaudoise	6,965	728,362
	Barry Callebaut AG	147	237,548
	Bell Food Group AG	708	205,333
#	Bellevue Group AG	1,467	29,122
	Berner Kantonalbank AG	1,189	324,854

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bucher Industries AG	1,630	$626,334
	Bystronic AG	330	146,768
	Calida Holding AG	1,393	43,927
	Carlo Gavazzi Holding AG	128	42,340
	Cembra Money Bank AG	7,431	568,102
#*	Cicor Technologies Ltd.	570	31,117
	Cie Financiere Tradition SA	449	70,691
	Clariant AG	52,636	787,477
	COSMO Pharmaceuticals NV	635	49,849
	DKSH Holding AG	8,596	560,195
#*	DocMorris AG	298	26,284
	EFG International AG	30,301	352,327
	Energiedienst Holding AG	4,333	181,988
	Feintool International Holding AG	1,842	35,718
	Flughafen Zurich AG	4,933	987,591
	Forbo Holding AG	39	45,045
Ω	Galenica AG	11,811	903,757
#*	GAM Holding AG	20,363	6,345
	Helvetia Holding AG	9,919	1,297,460
	Huber & Suhner AG	4,114	327,267
	Hypothekarbank Lenzburg AG	21	95,134
	Implenia AG	3,965	144,986
	Investis Holding SA	877	94,053
	IVF Hartmann Holding AG	80	12,055
	Julius Baer Group Ltd.	45,729	2,453,743
	Jungfraubahn Holding AG	1,508	334,727
#	Komax Holding AG	902	155,172
	Landis & Gyr Group AG	6,005	444,274
	Liechtensteinische Landesbank AG	3,370	257,258
	Luzerner Kantonalbank AG	4,971	367,167
Ω	Medmix AG	6,172	101,260
	Meier Tobler Group AG	1,437	48,128
	Metall Zug AG, Class B	61	84,128
	Mikron Holding AG	2,269	44,181
	Mobimo Holding AG	2,212	619,235
*Ω	Montana Aerospace AG	2,371	45,822
	OC Oerlikon Corp. AG	43,655	188,874
*	Orascom Development Holding AG	3,061	14,040
	Orell Fuessli AG	25	2,179
*	Phoenix Mecano AG	199	106,937
*Ω	PolyPeptide Group AG	3,355	110,697
	Rieter Holding AG	468	65,423
*	Sandoz Group AG	63,033	2,142,296
	Schweiter Technologies AG	281	126,070
#	SIG Group AG	32,254	644,543
	Softwareone Holding AG	7,141	121,431
	St. Galler Kantonalbank AG	851	437,859
	Sulzer AG	2,788	337,683
#	Swatch Group AG	20,174	2,026,747
	Swiss Prime Site AG	16,975	1,567,350
	TX Group AG	831	129,291
	u-blox Holding AG	1,826	168,919
	Valiant Holding AG	4,972	580,416
	Vaudoise Assurances Holding SA	279	135,682
	Vetropack Holding AG	3,712	125,436
	Vontobel Holding AG	7,402	415,490
	VP Bank AG, Class A	719	71,736
*	V-ZUG Holding AG	575	35,612
	Walliser Kantonalbank	1,138	141,605

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Zehnder Group AG	2,702	$157,535
	Zug Estates Holding AG, Class B	79	154,549
	Zuger Kantonalbank AG	35	327,219

TOTAL SWITZERLAND			29,812,638

TAIWAN — (5.2%)
	ABC Taiwan Electronics Corp.	20,600	12,621
#	Ability Enterprise Co. Ltd.	35,000	43,480
	AcBel Polytech, Inc.	89,687	109,027
	Acer, Inc.	554,000	762,278
	ACES Electronic Co. Ltd.	19,323	24,025
*	Acon Holding, Inc.	57,415	18,394
	Action Electronics Co. Ltd.	34,000	20,687
	ADATA Technology Co. Ltd.	34,732	105,612
	Advanced International Multitech Co. Ltd.	24,000	55,312
*	Advanced Optoelectronic Technology, Inc.	39,000	32,178
	Advanced Power Electronics Corp.	4,000	10,009
	Advancetek Enterprise Co. Ltd.	57,000	101,364
*	ALI Corp.	27,000	18,980
	Alltek Technology Corp.	32,000	33,954
	Alpha Networks, Inc.	37,000	36,777
	Altek Corp.	27,000	32,116
	Ampire Co. Ltd.	9,000	11,039
	Anji Technology Co. Ltd.	8,000	9,181
	Apacer Technology, Inc.	19,000	39,163
	APAQ Technology Co. Ltd.	6,000	22,761
	APCB, Inc.	39,000	24,446
	Apex Biotechnology Corp.	14,000	14,446
	Apex International Co. Ltd.	28,000	35,558
	Apex Science & Engineering	23,460	9,824
	ARBOR Technology Corp.	9,000	11,742
	Arcadyan Technology Corp.	5,000	26,360
	Ardentec Corp.	68,430	152,831
	Asia Cement Corp.	446,000	598,178
	Asia Electronic Material Co. Ltd.	19,000	12,517
	Asia Optical Co., Inc.	42,000	82,265
	Asia Polymer Corp.	77,000	45,785
	Asia Tech Image, Inc.	13,000	28,718
	ATE Energy International Co. Ltd.	11,000	10,648
	Aten International Co. Ltd.	14,000	34,631
	AUO Corp.	805,200	450,235
	Avermedia Technologies	14,000	15,728
#*	Azurewave Technologies, Inc.	18,000	24,215
*	Bank of Kaohsiung Co. Ltd.	201,144	71,582
	Basso Industry Corp.	28,000	35,763
	BenQ Materials Corp.	23,000	24,345
	BES Engineering Corp.	293,000	158,717
	Billion Electric Co. Ltd.	14,000	19,393
	Bin Chuan Enterprise Co. Ltd.	17,000	12,470
	Bizlink Holding, Inc.	17,019	119,897
	Brightek Optoelectronic Co. Ltd.	14,000	18,943
	Brighton-Best International Taiwan, Inc.	54,000	57,708
	Cameo Communications, Inc.	38,531	11,322
	Capital Futures Corp.	19,043	32,512
#	Capital Securities Corp.	211,000	160,754
	Career Technology MFG. Co. Ltd.	86,235	52,473
	Caswell, Inc.	4,000	13,975
	Cathay Real Estate Development Co. Ltd.	93,600	109,947
	CCP Contact Probes Co. Ltd.	15,000	20,988

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Celxpert Energy Corp.	22,569	$17,222
*	Central Reinsurance Co. Ltd.	90,556	75,222
	Chain Chon Industrial Co. Ltd.	35,097	14,516
*	ChainQui Construction Development Co. Ltd.	31,000	24,155
*	Champion Building Materials Co. Ltd.	69,300	23,701
	Chang Hwa Commercial Bank Ltd.	618,075	345,609
	Chang Wah Electromaterials, Inc.	28,000	38,378
#	Chant Sincere Co. Ltd.	6,000	13,141
	CHC Healthcare Group	20,000	34,088
	Chen Full International Co. Ltd.	14,000	17,309
#	Cheng Loong Corp.	159,000	142,390
	Cheng Mei Materials Technology Corp.	93,476	38,199
	Cheng Shin Rubber Industry Co. Ltd.	278,000	401,357
	Cheng Uei Precision Industry Co. Ltd.	77,000	109,629
	Chia Chang Co. Ltd.	11,000	15,423
	Chien Shing Harbour Service Co. Ltd.	8,000	11,666
	China Airlines Ltd.	495,000	316,997
	China Bills Finance Corp.	142,000	66,469
	China Chemical & Pharmaceutical Co. Ltd.	61,000	41,064
	China General Plastics Corp.	64,516	36,166
*	China Man-Made Fiber Corp.	197,000	46,258
	China Metal Products	53,000	77,070
#	China Wire & Cable Co. Ltd.	26,000	35,220
	Chinese Maritime Transport Ltd.	16,710	23,422
	Ching Feng Home Fashions Co. Ltd.	28,700	22,046
	Chin-Poon Industrial Co. Ltd.	76,000	95,787
#	Chipbond Technology Corp.	114,000	265,260
	ChipMOS Technologies, Inc.	111,344	155,889
	Chong Hong Construction Co. Ltd.	40,000	157,209
	Chun Yuan Steel Industry Co. Ltd.	95,000	65,581
	Chung Hwa Pulp Corp.	70,015	49,542
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	9,000	12,715
	Chunghwa Precision Test Tech Co. Ltd.	4,000	57,755
	Collins Co. Ltd.	19,000	11,825
	Compal Electronics, Inc.	871,000	950,051
	Compeq Manufacturing Co. Ltd.	170,000	400,497
	Concord International Securities Co. Ltd.	35,680	24,995
*	Concord Securities Co. Ltd.	106,142	52,226
	Continental Holdings Corp.	90,000	104,961
	Contrel Technology Co. Ltd.	15,000	16,734
	Coremax Corp.	15,280	30,419
#	Coretronic Corp.	63,000	198,305
	Crowell Development Corp.	16,000	24,545
	CTCI Corp.	104,000	164,877
	CviLux Corp.	17,000	22,613
	CX Technology Co. Ltd.	11,000	9,923
	Cyberlink Corp.	5,000	13,605
*	CyberTAN Technology, Inc.	70,000	46,122
	DA CIN Construction Co. Ltd.	44,000	77,981
	Dafeng TV Ltd.	12,000	19,968
	Da-Li Development Co. Ltd.	65,753	127,575
	Darfon Electronics Corp.	37,000	71,548
	Darwin Precisions Corp.	76,000	39,373
	De Licacy Industrial Co. Ltd.	75,260	30,950
	Delpha Construction Co. Ltd.	40,000	62,929
	Depo Auto Parts Ind Co. Ltd.	20,000	120,659
	Dimerco Express Corp.	17,850	51,277
	D-Link Corp.	67,400	36,867
	Donpon Precision, Inc.	14,000	11,187

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Draytek Corp.	12,000	$13,088
	Dyaco International, Inc.	19,000	17,909
	Dynapack International Technology Corp.	22,000	65,547
	Eastech Holding Ltd.	6,000	20,593
*	Eastern Media International Corp.	30,000	18,154
	Edimax Technology Co. Ltd.	60,000	26,801
	Edison Opto Corp.	28,000	20,577
	Edom Technology Co. Ltd.	38,000	27,207
	Elite Advanced Laser Corp.	16,000	30,917
	Elitegroup Computer Systems Co. Ltd.	67,000	62,864
	Emerging Display Technologies Corp.	13,000	12,544
	Ennoconn Corp.	11,000	110,002
*	Ennostar, Inc.	127,400	167,134
	EnTie Commercial Bank Co. Ltd.	110,000	47,638
	Eson Precision Ind Co. Ltd.	15,000	25,645
	Eternal Materials Co. Ltd.	133,950	129,938
	Eva Airways Corp.	352,648	383,412
*	Everest Textile Co. Ltd.	77,000	18,663
	Evergreen International Storage & Transport Corp.	93,000	95,984
	Everlight Chemical Industrial Corp.	81,450	50,604
	Everlight Electronics Co. Ltd.	86,000	166,114
	Excel Cell Electronic Co. Ltd.	28,000	20,081
	Excelliance Mos Corp.	4,000	12,577
	Excelsior Medical Co. Ltd.	26,098	72,931
	Far Eastern Department Stores Ltd.	193,000	200,843
	Far Eastern International Bank	459,435	216,132
	Far Eastern New Century Corp.	553,000	551,641
	Farglory F T Z Investment Holding Co. Ltd.	8,743	15,552
	Farglory Land Development Co. Ltd.	52,000	116,984
*	Federal Corp.	24,000	14,503
	Feedback Technology Corp.	8,400	31,241
	Feng Hsin Steel Co. Ltd.	57,000	123,071
	Firich Enterprises Co. Ltd.	13,000	11,431
#	First Copper Technology Co. Ltd.	27,000	40,911
	First Insurance Co. Ltd.	37,000	23,989
*	First Steamship Co. Ltd.	134,806	31,993
	Fitipower Integrated Technology, Inc.	13,000	97,560
	Fittech Co. Ltd.	14,000	22,613
	FLEXium Interconnect, Inc.	59,000	165,232
	Flytech Technology Co. Ltd.	11,000	28,624
	FocalTech Systems Co. Ltd.	8,000	20,609
	Formosa Advanced Technologies Co. Ltd.	27,000	30,408
	Formosa Laboratories, Inc.	21,322	65,918
	Formosa Optical Technology Co. Ltd.	7,000	22,285
	Formosan Union Chemical.	58,179	34,881
	Founding Construction & Development Co. Ltd.	24,000	19,689
	Foxsemicon Integrated Technology, Inc.	11,000	101,467
	Franbo Lines Corp.	22,000	13,451
	Froch Enterprise Co. Ltd.	18,000	10,535
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	21,731
	Fu Hua Innovation Co. Ltd.	61,903	63,719
	Fulgent Sun International Holding Co. Ltd.	24,000	88,699
#	Fulltech Fiber Glass Corp.	76,398	42,389
	Fwusow Industry Co. Ltd.	38,110	22,513
	G Shank Enterprise Co. Ltd.	23,296	52,950
	Gallant Precision Machining Co. Ltd.	23,000	40,200
	Gamania Digital Entertainment Co. Ltd.	19,000	44,714
	Gemtek Technology Corp.	73,000	74,070
	General Interface Solution Holding Ltd.	46,000	86,134

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	General Plastic Industrial Co. Ltd.	13,000	$15,238
	Genius Electronic Optical Co. Ltd.	2,000	26,884
	Genmont Biotech, Inc.	14,000	10,028
	Genovate Biotechnology Co. Ltd.	12,000	8,983
	GeoVision, Inc.	10,000	16,378
	Giant Manufacturing Co. Ltd.	39,000	260,913
	Giantplus Technology Co. Ltd.	73,000	29,131
*	Gigasolar Materials Corp.	8,632	41,847
*	Gigastorage Corp.	46,000	29,494
	Global Brands Manufacture Ltd.	71,240	159,073
	Global Lighting Technologies, Inc.	17,000	32,530
	Global PMX Co. Ltd.	3,000	9,328
	Globaltek Fabrication Co. Ltd.	6,000	9,177
*	Globe Union Industrial Corp.	48,910	27,641
	Gloria Material Technology Corp.	78,000	129,447
	GMI Technology, Inc.	26,247	37,173
	Goldsun Building Materials Co. Ltd., Class C	156,520	230,634
	Good Will Instrument Co. Ltd.	16,000	23,292
	Gordon Auto Body Parts	46,000	47,989
	Gourmet Master Co. Ltd.	19,000	52,924
*	Grand Fortune Securities Co. Ltd.	45,139	22,143
	Grape King Bio Ltd.	6,000	28,806
	Great China Metal Industry.	26,000	19,170
	Great Wall Enterprise Co. Ltd.	69,000	121,017
	Greatek Electronics, Inc.	48,000	89,695
	GTM Holdings Corp.	21,000	21,413
*	Hai Kwang Enterprise Corp.	16,800	10,558
*	HannsTouch Holdings Co.	125,713	31,044
	Harvatek Corp.	29,000	21,176
	Heran Co. Ltd.	5,000	17,578
	Hey Song Corp.	61,000	79,075
*	Highlight Tech Corp.	8,000	14,625
#	Highwealth Construction Corp.	163,000	221,610
	Hiroca Holdings Ltd.	12,000	12,274
	Hiwin Mikrosystem Corp.	6,000	13,511
	Hiyes International Co. Ltd.	5,500	32,806
	Hocheng Corp.	45,920	27,271
	Holy Stone Enterprise Co. Ltd.	23,100	68,757
	Hong Pu Real Estate Development Co. Ltd.	47,000	53,852
	Hong TAI Electric Industrial	39,000	43,902
	Hota Industrial Manufacturing Co. Ltd.	39,000	65,117
	Hotron Precision Electronic Industrial Co. Ltd.	11,129	11,374
	Hsin Kuang Steel Co. Ltd.	54,000	97,040
	HUA ENG Wire & Cable Co. Ltd.	75,000	82,806
	Huaku Development Co. Ltd.	42,000	213,913
	Huang Hsiang Construction Corp.	31,000	55,231
	Huikwang Corp.	9,000	8,842
	Hung Ching Development & Construction Co. Ltd.	33,000	57,443
	Hung Sheng Construction Ltd.	88,352	73,980
	Huxen Corp.	7,000	11,451
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	37,463
	Hwacom Systems, Inc.	18,000	11,437
*	IBF Financial Holdings Co. Ltd.	515,687	230,238
#	Ichia Technologies, Inc.	56,000	56,779
*	Ideal Bike Corp.	36,000	11,692
	Info-Tek Corp.	11,000	14,778
	Innolux Corp.	1,576,890	685,791
	Inpaq Technology Co. Ltd.	17,000	44,175
	Integrated Service Technology, Inc.	8,000	35,328

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Iron Force Industrial Co. Ltd.	4,000	$11,981
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	25,933
	ITEQ Corp.	34,000	113,357
	Jean Co. Ltd.	47,868	45,896
	Jetway Information Co. Ltd.	9,000	12,253
	Jia Wei Lifestyle, Inc.	7,000	16,337
	Jih Lin Technology Co. Ltd.	9,000	18,302
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	15,226
	Johnson Health Tech Co. Ltd.	8,000	20,415
	K Laser Technology, Inc.	43,000	34,095
	Kedge Construction Co. Ltd.	10,246	32,433
	KEE TAI Properties Co. Ltd.	81,000	39,603
	Kenda Rubber Industrial Co. Ltd.	103,111	105,173
	Kerry TJ Logistics Co. Ltd.	32,000	41,557
	Kindom Development Co. Ltd.	64,300	111,057
	King Chou Marine Technology Co. Ltd.	10,200	12,262
	King’s Town Bank Co. Ltd.	148,000	254,862
*	King’s Town Construction Co. Ltd.	27,000	45,167
	Kinko Optical Co. Ltd.	36,769	28,032
	Kinpo Electronics	221,000	98,982
	Kinsus Interconnect Technology Corp.	48,000	139,827
	KMC Kuei Meng International, Inc.	6,000	26,794
	KS Terminals, Inc.	14,000	32,466
*	Kung Sing Engineering Corp.	74,426	32,289
	Kuo Toong International Co. Ltd.	19,551	50,026
	Kwong Lung Enterprise Co. Ltd.	21,000	38,461
	Laster Tech Corp. Ltd.	9,745	12,734
*	Leader Electronics, Inc.	35,249	23,514
	Leadtrend Technology Corp.	7,211	19,607
*	Lealea Enterprise Co. Ltd.	159,120	46,562
	LEE CHI Enterprises Co. Ltd.	37,000	18,674
	Lelon Electronics Corp.	18,508	42,670
	Lemtech Holdings Co. Ltd.	5,000	19,925
	Leo Systems, Inc.	10,000	11,027
*	Leofoo Development Co. Ltd.	17,000	10,951
*	Li Cheng Enterprise Co. Ltd.	14,000	7,516
*	Li Peng Enterprise Co. Ltd.	113,000	28,063
	Lingsen Precision Industries Ltd.	69,000	47,178
	Liton Technology Corp.	9,000	10,280
	Long Da Construction & Development Corp.	42,000	60,917
	Longchen Paper & Packaging Co. Ltd.	146,485	69,996
	Longwell Co.	33,000	79,235
	Lucky Cement Corp.	46,000	23,911
	Lumax International Corp. Ltd.	13,500	45,069
*	Lung Yen Life Service Corp.	30,000	40,514
	Macauto Industrial Co. Ltd.	8,000	17,381
	Machvision, Inc.	6,000	85,737
	Macroblock, Inc.	3,000	8,699
#	Macronix International Co. Ltd.	325,000	274,313
	Mayer Steel Pipe Corp.	27,000	32,817
*	Mercuries & Associates Holding Ltd.	76,680	33,237
#*	Mercuries Life Insurance Co. Ltd.	605,661	106,445
	Merry Electronics Co. Ltd.	22,704	83,942
	Mildef Crete, Inc.	10,000	30,855
	MIN AIK Technology Co. Ltd.	44,000	37,790
#	Mirle Automation Corp.	31,000	46,152
	MOSA Industrial Corp.	17,379	11,977
	Mosel Vitelic, Inc.	13,000	12,288
	Namchow Holdings Co. Ltd.	32,000	59,745

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nan Liu Enterprise Co. Ltd.	4,000	$8,674
	Nantex Industry Co. Ltd.	49,000	50,147
	New Best Wire Industrial Co. Ltd.	19,000	20,371
	Nexcom International Co. Ltd.	26,000	41,622
	Nichidenbo Corp.	25,000	46,432
	Niko Semiconductor Co. Ltd.	16,240	25,308
	O-Bank Co. Ltd.	224,375	68,620
*	Ocean Plastics Co. Ltd.	35,000	41,705
	OK Biotech Co. Ltd.	20,036	16,464
	Optimax Technology Corp.	35,000	39,349
	Oriental Union Chemical Corp.	95,000	50,530
	O-TA Precision Industry Co. Ltd.	8,000	21,657
	Pacific Hospital Supply Co. Ltd.	6,000	16,751
	Pan German Universal Motors Ltd.	4,000	40,614
	Pan Jit International, Inc.	43,000	74,350
	Pan-International Industrial Corp.	67,000	70,183
*	PChome Online, Inc.	25,000	24,109
#	PCL Technologies, Inc.	9,000	20,024
	Phoenix Silicon International Corp.	11,000	18,571
	Pixart Imaging, Inc.	22,000	106,177
	Polytronics Technology Corp.	12,000	19,687
	Posiflex Technology, Inc.	8,000	29,429
	Pou Chen Corp.	407,000	450,496
#*	Powerchip Semiconductor Manufacturing Corp.	534,000	373,093
	Powertech Technology, Inc.	123,000	655,020
	Powertip Technology Corp.	40,000	19,011
	President Securities Corp.	166,453	140,957
	Primax Electronics Ltd.	69,000	204,535
	Prince Housing & Development Corp.	185,000	72,063
	Promate Electronic Co. Ltd.	11,000	28,901
	Prosperity Dielectrics Co. Ltd.	20,000	27,291
	QST International Corp.	10,886	24,769
	Qualipoly Chemical Corp.	18,900	23,228
	Quang Viet Enterprise Co. Ltd.	7,000	23,177
	Quintain Steel Co. Ltd.	62,532	29,163
*	Radium Life Tech Co. Ltd.	158,267	57,776
	Rechi Precision Co. Ltd.	59,000	50,145
*	Rich Development Co. Ltd.	133,000	53,230
*	Ritek Corp.	110,724	25,903
	Ruentex Development Co. Ltd.	247,000	290,617
	Sampo Corp.	58,800	52,378
	San Fang Chemical Industry Co. Ltd.	15,000	14,009
	San Far Property Ltd.	44,171	50,132
	Savior Lifetec Corp.	58,000	38,046
	Scan-D Corp.	6,000	7,721
	ScinoPharm Taiwan Ltd.	44,000	38,691
	Senao International Co. Ltd.	22,000	26,313
	Senao Networks, Inc.	5,000	27,601
#	Sesoda Corp.	49,000	47,624
	Shan-Loong Transportation Co. Ltd.	28,000	23,331
	Sharehope Medicine Co. Ltd.	11,575	11,382
	Sheng Yu Steel Co. Ltd.	16,000	14,343
	ShenMao Technology, Inc.	22,000	43,444
	Shih Her Technologies, Inc.	10,000	32,966
	Shih Wei Navigation Co. Ltd.	84,790	52,233
	Shihlin Electric & Engineering Corp.	12,000	107,175
*	Shin Kong Financial Holding Co. Ltd.	2,551,159	674,165
	Shin Zu Shing Co. Ltd.	29,000	153,989
	Shinfox Energy Co. Ltd.	11,000	45,179

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	102,444	$38,410
	Shinkong Insurance Co. Ltd.	36,000	106,497
	Shinkong Synthetic Fibers Corp.	160,000	83,981
*	Shuttle, Inc.	85,000	46,458
	Sigurd Microelectronics Corp.	76,046	171,945
	Simplo Technology Co. Ltd.	29,000	387,271
	Sincere Navigation Corp.	62,830	50,075
	Sinon Corp.	64,000	79,669
	Sinphar Pharmaceutical Co. Ltd.	24,000	27,232
	Sinyi Realty, Inc.	46,000	46,806
	Siward Crystal Technology Co. Ltd.	33,000	32,610
	Solar Applied Materials Technology Corp.	75,000	101,962
	Solteam, Inc.	19,197	28,616
	Sonix Technology Co. Ltd.	16,000	24,958
	Southeast Cement Co. Ltd.	19,000	11,767
	Sports Gear Co. Ltd.	31,000	82,754
	St. Shine Optical Co. Ltd.	10,000	57,470
	Standard Foods Corp.	81,000	95,371
	STL Technology Co. Ltd.	12,000	11,944
	Sun Race Sturmey-Archer, Inc.	15,000	15,725
	Sun Yad Construction Co. Ltd.	59,708	37,161
	Sunko INK Co. Ltd.	43,000	18,764
	Sunplus Technology Co. Ltd.	68,000	64,556
	Sunrex Technology Corp.	31,685	59,742
	Sunspring Metal Corp.	22,807	20,389
	Supreme Electronics Co. Ltd.	78,340	211,093
	Swancor Holding Co. Ltd.	10,000	45,909
	Sweeten Real Estate Development Co. Ltd.	45,334	54,399
	Symtek Automation Asia Co. Ltd.	7,000	27,264
	Syncmold Enterprise Corp.	13,000	36,800
	Synmosa Biopharma Corp.	19,000	22,478
	Systex Corp.	32,000	122,348
	TA Chen Stainless Pipe	307,916	346,747
	Ta Ya Electric Wire & Cable	62,952	109,693
*	Tai Tung Communication Co. Ltd.	18,689	12,510
	Taichung Commercial Bank Co. Ltd.	673,279	365,541
	TaiDoc Technology Corp.	8,000	37,913
	Taiflex Scientific Co. Ltd.	36,460	57,506
	Taimide Tech, Inc.	15,000	20,075
	Tainan Spinning Co. Ltd.	234,000	141,578
*	Tainergy Tech Co. Ltd.	29,000	20,110
	Tai-Saw Technology Co. Ltd.	14,000	11,492
	TaiSol Electronics Co. Ltd.	10,000	22,580
	Taisun Enterprise Co. Ltd.	45,000	30,698
	Taita Chemical Co. Ltd.	52,132	24,628
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	38,161
	Taitien Electronics Co. Ltd.	12,000	11,460
	Taiwan Business Bank	1,229,041	638,104
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	13,646
	Taiwan Cogeneration Corp.	81,000	118,180
	Taiwan Fertilizer Co. Ltd.	119,000	238,444
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	42,379
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	64,300
*	Taiwan Glass Industry Corp.	213,000	111,952
	Taiwan Hon Chuan Enterprise Co. Ltd.	46,000	224,139
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	28,000	32,929
††	Taiwan Land Development Corp.	129,466	1,998
	Taiwan Line Tek Electronic	10,300	10,463
	Taiwan Navigation Co. Ltd.	52,000	59,259

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Paiho Ltd.	65,000	$126,833
	Taiwan PCB Techvest Co. Ltd.	48,000	59,055
	Taiwan Sanyo Electric Co. Ltd.	27,000	33,954
	Taiwan Styrene Monomer	85,000	34,391
	Taiwan Surface Mounting Technology Corp.	44,000	160,773
*	Taiwan TEA Corp.	77,000	53,041
	Taiyen Biotech Co. Ltd.	28,000	29,315
	TBI Motion Technology Co. Ltd.	12,000	12,014
	TCI Co. Ltd.	11,000	48,655
	Test Research, Inc.	32,000	103,753
	Test Rite International Co. Ltd.	44,000	28,165
	Thermaltake Technology Co. Ltd.	13,000	16,695
	Thye Ming Industrial Co. Ltd.	20,000	45,817
*	Ting Sin Co. Ltd.	385	54
	Ton Yi Industrial Corp.	170,000	77,949
	Tong Hsing Electronic Industries Ltd.	37,460	168,597
	Tong Yang Industry Co. Ltd.	31,000	112,847
	Tong-Tai Machine & Tool Co. Ltd.	27,000	20,412
	Top Union Electronics Corp.	18,289	19,308
	Topco Technologies Corp.	8,999	21,518
	Topkey Corp.	12,000	72,394
	Topoint Technology Co. Ltd.	23,000	20,939
	Toung Loong Textile Manufacturing	27,540	22,069
	Transcend Information, Inc.	38,000	109,088
	Tripod Technology Corp.	11,000	65,986
	Tsann Kuen Enterprise Co. Ltd.	14,032	15,912
	TSC Auto ID Technology Co. Ltd.	4,399	30,659
	TSRC Corp.	98,000	72,393
	Tung Ho Steel Enterprise Corp.	84,190	189,119
	Tung Ho Textile Co. Ltd.	29,000	18,314
	Tung Thih Electronic Co. Ltd.	5,000	17,312
	TURVO International Co. Ltd.	5,000	20,081
	TYC Brother Industrial Co. Ltd.	42,000	64,277
*	Tycoons Group Enterprise	58,332	21,873
*	Tyntek Corp.	44,000	23,565
	UDE Corp.	10,000	19,394
	U-Ming Marine Transport Corp.	84,000	139,664
	Unic Technology Corp.	29,000	20,519
	Union Bank of Taiwan	332,963	157,259
	Unitech Computer Co. Ltd.	20,000	22,262
	Unitech Printed Circuit Board Corp.	120,297	96,270
	United Orthopedic Corp.	10,000	30,631
	United Radiant Technology	21,000	11,792
	United Renewable Energy Co. Ltd.	87,000	32,247
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	11,373
	Universal Cement Corp.	78,565	84,615
	UPC Technology Corp.	147,664	62,200
*	UPI Semiconductor Corp.	6,000	50,057
	USI Corp.	161,091	78,287
	Usun Technology Co. Ltd.	8,000	7,903
	U-Tech Media Corp.	33,000	22,734
	Utechzone Co. Ltd.	5,000	13,813
	Value Valves Co. Ltd.	4,000	11,819
	Ve Wong Corp.	16,000	24,514
	Ventec International Group Co. Ltd., Class C	10,000	25,737
	Viking Tech Corp.	14,000	20,429
	Wafer Works Corp.	76,000	91,782
	Wah Hong Industrial Corp.	15,000	16,732

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wah Lee Industrial Corp.	34,680	$133,533
	Walsin Lihwa Corp.	514,000	580,595
	Walsin Technology Corp.	57,000	193,219
	Walton Advanced Engineering, Inc.	67,000	36,717
	Wan Hai Lines Ltd.	124,000	192,605
	WEI Chih Steel Industrial Co. Ltd.	31,000	25,312
	Wei Chuan Foods Corp.	51,000	29,651
	Weikeng Industrial Co. Ltd.	71,661	75,157
	Well Shin Technology Co. Ltd.	18,000	33,489
	WELLELL, Inc.	14,000	12,043
	Wha Yu Industrial Co. Ltd.	18,000	9,058
	Win Semiconductors Corp.	14,000	62,222
	Winbond Electronics Corp.	599,533	475,466
	Winstek Semiconductor Co. Ltd.	9,000	35,915
	Wisdom Marine Lines Co. Ltd.	86,000	179,697
	Wistron NeWeb Corp.	10,000	45,890
	WPG Holdings Ltd.	280,000	756,231
*	XAC Automation Corp.	19,000	16,172
	Ya Horng Electronic Co. Ltd.	9,000	16,988
	YC INOX Co. Ltd.	73,396	57,240
	YCC Parts Manufacturing Co. Ltd.	9,000	21,229
	Yea Shin International Development Co. Ltd.	37,502	50,014
	Yem Chio Co. Ltd.	92,350	59,194
*	Yeong Guan Energy Technology Group Co. Ltd.	18,766	27,497
	YFC-Boneagle Electric Co. Ltd.	15,639	11,375
	YFY, Inc.	234,000	222,578
	Yieh Phui Enterprise Co. Ltd.	144,300	68,104
	Yonyu Plastics Co. Ltd.	9,000	8,576
	Youngtek Electronics Corp.	24,000	54,996
	Yuanta Futures Co. Ltd.	11,280	28,292
	Yulon Motor Co. Ltd.	99,264	208,239
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,545
	YungShin Global Holding Corp.	29,000	43,471
	Zeng Hsing Industrial Co. Ltd.	9,669	29,379
	Zenitron Corp.	27,000	29,343
	Zhen Ding Technology Holding Ltd.	119,000	421,209
	Zig Sheng Industrial Co. Ltd.	111,000	50,733
*	Zinwell Corp.	64,000	39,224
	Zippy Technology Corp.	9,000	14,911
	Zyxel Group Corp.	57,488	72,705

TOTAL TAIWAN			37,886,473

THAILAND — (0.4%)
	AAPICO Hitech PCL	39,160	22,718
*	Absolute Clean Energy PCL	272,800	10,232
	Advanced Information Technology PCL, Class F	168,000	19,493
*	AJ Plast PCL	46,500	7,591
	Allianz Ayudhya Capital PCL	11,000	11,353
	Amata Corp. PCL	86,800	53,167
	AP Thailand PCL	427,100	124,465
	Asia Plus Group Holdings PCL	364,300	26,148
	Asian Insulators PCL	77,450	8,527
	Bangchak Corp. PCL	194,900	220,880
	Bangchak Sriracha PCL	40,300	9,624
	Bangkok Insurance PCL	16,100	126,854
*	Bangkok Land PCL	1,401,600	25,717
	Bangkok Life Assurance PCL, NVDR	47,400	23,022
*	Bangkok Ranch PCL	119,400	8,312
	Banpu PCL	1,132,232	169,560

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	BEC World PCL	128,200	$16,743
*	Better World Green PCL	1,033,000	12,822
	BG Container Glass PCL	69,400	13,015
	Cal-Comp Electronics Thailand PCL, Class F	746,044	45,495
*	CIMB Thai Bank PCL	1,716,700	25,477
*	Country Group Development PCL	992,900	9,109
	Eastern Polymer Group PCL, Class F	65,513	12,109
	Frasers Property Thailand PCL	48,300	18,767
	GFPT PCL	144,700	50,368
	Global Green Chemicals PCL, Class F	86,200	18,491
*	Green Tech Ventures PCL, Class F	14,200	57
#	Gunkul Engineering PCL	440,800	30,687
	Haad Thip PCL	40,400	19,513
	Hana Microelectronics PCL	5,000	5,228
	Index Livingmall PCL	19,700	11,057
	Interlink Communication PCL	48,000	8,872
	IRPC PCL	865,100	45,986
*	Italian-Thai Development PCL	1,107,100	21,807
#*	Jaymart Group Holdings PCL	87,500	33,055
	KGI Securities Thailand PCL	250,300	29,852
	Khon Kaen Sugar Industry PCL	362,960	23,309
	Kiatnakin Phatra Bank PCL	38,600	54,161
	Lalin Property PCL	107,600	21,630
	Lam Soon Thailand PCL	56,200	7,658
	Lanna Resources PCL	70,000	26,633
	LH Financial Group PCL	450,900	11,802
	Loxley PCL	479,200	19,137
	LPN Development PCL	298,200	28,002
	MBK PCL	170,805	78,351
	Northeast Rubber PCL	180,000	26,956
	Origin Property PCL, Class F	149,500	28,641
	Polyplex Thailand PCL	85,200	21,955
	Precious Shipping PCL	79,700	16,882
	Prima Marine PCL	195,700	40,397
	Property Perfect PCL	2,489,056	16,791
	Pruksa Holding PCL	88,800	27,795
	PTG Energy PCL	74,000	17,472
	Quality Houses PCL	1,508,200	88,718
	Regional Container Lines PCL	52,500	29,182
	Rojana Industrial Park PCL	220,300	46,069
	S Hotels & Resorts PCL	367,900	24,421
	Sansiri PCL	2,197,100	100,784
	SC Asset Corp. PCL	339,100	34,587
	SCG Ceramics PCL	308,500	8,241
*	SEN X PCL	755,800	9,585
	Siam City Cement PCL	18,700	70,138
	Siamgas & Petrochemicals PCL	83,800	17,411
	Singer Thailand PCL	70,800	19,295
	SNC Former PCL	53,600	9,907
	Somboon Advance Technology PCL	57,400	25,401
	SPCG PCL	112,000	34,150
	Sri Trang Agro-Industry PCL	152,900	72,201
	Sri Trang Gloves Thailand PCL	111,100	27,730
	Srithai Superware PCL	235,400	8,003
*	Star Petroleum Refining PCL	286,000	61,738
	Supalai PCL	252,825	135,077
*	Super Energy Corp. PCL	2,607,600	21,812
	Susco PCL	189,100	20,410
	Syntec Construction PCL	380,800	18,495

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Tata Steel Thailand PCL	749,600	$15,575
	Thai Union Group PCL, Class F	409,300	164,559
	Thaicom PCL	123,400	42,621
	Thaifoods Group PCL, Class F	153,700	15,760
	Thanachart Capital PCL	68,400	90,437
	Thoresen Thai Agencies PCL	282,500	48,023
	Tipco Asphalt PCL	34,400	14,852
	TKS Technologies PCL	46,640	10,194
	TPI Polene PCL	1,534,100	56,711
	TPI Polene Power PCL	422,400	37,840
	Univanich Palm Oil PCL	46,900	10,947
	Vanachai Group PCL	89,800	8,239
	Workpoint Entertainment PCL	20,800	4,911
*	Xspring Capital PCL	1,132,200	34,828

TOTAL THAILAND			3,202,597

TURKEY — (0.3%)
	Akcansa Cimento AS	2,596	12,107
	Aksa Akrilik Kimya Sanayii AS	4,164	14,991
*	Albaraka Turk Katilim Bankasi AS	310,912	48,084
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	10,421
*	Anadolu Anonim Turk Sigorta Sirketi	35,224	97,962
	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,683	43,285
	Anadolu Hayat Emeklilik AS	11,468	19,679
	Aygaz AS	6,107	36,988
	Bagfas Bandirma Gubre Fabrikalari AS	9,856	7,328
	Bera Holding AS	140,066	82,117
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	6,692	124,199
	Bursa Cimento Fabrikasi AS	156,049	40,809
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	23,159
	Cimsa Cimento Sanayi VE Ticaret AS	114,373	113,058
	Deva Holding AS	3,409	7,937
	Dogus Otomotiv Servis ve Ticaret AS	9,856	86,340
	Esenboga Elektrik Uretim AS	14,153	9,326
	Global Yatirim Holding AS	75,066	31,413
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	57,030	16,526
	Info Yatirim AS	20,410	7,391
	Is Yatirim Menkul Degerler AS, Class A	81,460	94,146
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,149	46,984
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	14,707	8,747
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	136,924
*	Kordsa Teknik Tekstil AS	15,368	47,505
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	327,130	96,408
*	Petkim Petrokimya Holding AS	173,171	110,684
*	Reysas Tasimacilik ve Lojistik Ticaret AS	20,416	26,454
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	9,898	10,340
	Sekerbank Turk AS	191,261	28,647
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,592	20,475
*	TAV Havalimanlari Holding AS	41,365	280,253
	Tekfen Holding AS	12,587	20,138
*	Tukas Gida Sanayi ve Ticaret AS	50,606	14,207
	Turkiye Sigorta AS	34,619	70,793
*	Ulker Biskuvi Sanayi AS	4,899	17,264
	Vestel Beyaz Esya Sanayi ve Ticaret AS	23,287	15,995
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	35,431
*	Zorlu Enerji Elektrik Uretim AS	195,804	39,957

TOTAL TURKEY			1,954,472

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.7%)
	Abu Dhabi Commercial Bank PJSC	184,785	$419,588
	Abu Dhabi National Hotels	299,675	51,963
*	Agility Global PLC	709,268	251,041
	Agthia Group PJSC	37,806	58,779
*	Ajman Bank PJSC	36,368	18,582
	Amanat Holdings PJSC	220,573	62,482
	Aramex PJSC	36,730	25,836
	Dana Gas PJSC	948,533	178,125
	Deyaar Development PJSC	379,056	77,397
	Dubai Investments PJSC	448,790	266,773
	Dubai Islamic Bank PJSC	351,952	532,874
	Emaar Development PJSC	68,073	154,645
	Emaar Properties PJSC	1,185,965	2,651,931
*	EMSTEEL Building Materials PJSC	272,993	106,146
*	Islamic Arab Insurance Co.	63,649	6,970
*	Manazel PJSC	339,566	35,127
	RAK Properties PJSC	242,210	80,620
	Ras Al Khaimah Ceramics	90,792	68,196
*	Union Properties PJSC	502,430	58,821

TOTAL UNITED ARAB EMIRATES			5,105,896

UNITED KINGDOM — (9.6%)
*	Accesso Technology Group PLC	12,899	106,340
	Advanced Medical Solutions Group PLC	46,372	109,895
	AG Barr PLC	25,691	182,896
Ω	Airtel Africa PLC	237,820	328,418
	Alliance Pharma PLC	106,348	45,179
#*	Ascential PLC	122,980	478,164
	Ashmore Group PLC	127,046	306,182
*Ω	Aston Martin Lagonda Global Holdings PLC	29,307	54,102
	Atalaya Mining PLC	7,139	39,561
*	Auction Technology Group PLC	26,036	161,099
	Avon Rubber PLC	8,698	129,408
Ω	Bakkavor Group PLC	66,402	100,284
	Balfour Beatty PLC	184,807	838,096
	Bank of Georgia Group PLC	13,268	888,413
	Barratt Developments PLC	329,588	1,862,212
	Beazley PLC	157,760	1,305,269
	Begbies Traynor Group PLC	22,710	30,831
	Bellway PLC	41,069	1,290,625
	Berkeley Group Holdings PLC	10,130	594,877
	Bloomsbury Publishing PLC	27,628	183,698
	Bodycote PLC	52,083	448,002
#*	boohoo Group PLC	179,212	74,690
	Braemar PLC	4,667	16,137
	Breedon Group PLC	89,848	403,715
	Brooks Macdonald Group PLC	4,090	97,878
	C&C Group PLC	98,194	201,276
	Capital Ltd.	44,660	57,673
*	Card Factory PLC	91,534	124,362
	Carr’s Group PLC	21,628	36,289
	Castings PLC	4,281	19,937
	Centamin PLC	593,743	896,595
	Centaur Media PLC	16,082	10,354
	Central Asia Metals PLC	51,038	133,003
	Centrica PLC	1,664,091	2,656,341
	Chemring Group PLC	81,835	382,457
	Chesnara PLC	46,343	145,317
	Close Brothers Group PLC	62,484	355,097

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	CMC Markets PLC	23,524	$76,884
	Costain Group PLC	71,049	73,499
	Cranswick PLC	12,336	662,509
	Crest Nicholson Holdings PLC	79,259	182,959
*	Currys PLC	765,195	590,392
	DCC PLC	14,757	1,007,766
*Ω	Deliveroo PLC	120,696	201,356
	DFS Furniture PLC	52,954	76,689
*	Dialight PLC	7,087	14,478
	Direct Line Insurance Group PLC	408,809	949,133
	DiscoverIE Group PLC	24,510	213,912
	Dowlais Group PLC	341,366	346,956
	Drax Group PLC	112,465	728,452
	DS Smith PLC	416,595	1,814,909
	easyJet PLC	72,083	482,815
	Ecora Resources PLC	16,908	17,352
*	Elementis PLC	210,157	369,525
*	EnQuest PLC	552,933	114,760
	Entain PLC	38,811	378,648
	Epwin Group PLC	13,108	14,909
	Essentra PLC	164,507	361,541
	Fintel PLC	1,018	3,759
	Firstgroup PLC	245,111	496,547
	Flowtech Fluidpower PLC	7,489	10,476
Ω	Forterra PLC	56,866	116,173
	Foxtons Group PLC	108,086	78,207
	Fresnillo PLC	48,148	333,462
	Fuller Smith & Turner PLC, Class A	11,027	83,303
*	Fund Technologies PLC	4,362	69,510
	Future PLC	10,372	85,625
	Galliford Try Holdings PLC	39,751	119,534
	GB Group PLC	68,255	245,193
	Genel Energy PLC	77,846	83,079
	Genuit Group PLC	80,123	433,044
	Genus PLC	287	6,454
*	Georgia Capital PLC	13,296	225,901
	Gooch & Housego PLC	2,695	18,509
	Goodwin PLC	372	31,825
	Grafton Group PLC	68,236	802,607
	Grainger PLC	222,491	709,810
*	Greencore Group PLC	148,586	243,061
*	Griffin Mining Ltd.	5,698	11,172
*	Gulf Keystone Petroleum Ltd.	112,152	164,779
*	Gulf Marine Services PLC	55,013	14,907
*Ω	Gym Group PLC	57,218	78,386
	H&T Group PLC	15,070	79,040
	Halfords Group PLC	78,561	147,531
	Harbour Energy PLC	68,995	246,551
	Hargreaves Services PLC	7,040	50,008
	Harworth Group PLC	27,983	48,474
	Headlam Group PLC	9,669	21,225
	Helical PLC	40,177	102,250
	Henry Boot PLC	29,243	67,994
	Hikma Pharmaceuticals PLC	22,028	528,905
	Hill & Smith PLC	39	915
	Hiscox Ltd.	87,828	1,346,919
*	Hochschild Mining PLC	102,345	197,563
	Hunting PLC	47,233	209,929
Ω	Ibstock PLC	92,007	169,692

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Inchcape PLC	94,027	$937,160
*	International Distributions Services PLC	275,950	929,839
	Investec PLC	200,205	1,268,155
	iomart Group PLC	26,534	42,672
*	IQE PLC	84,760	30,220
	ITV PLC	978,292	858,332
	J Sainsbury PLC	531,830	1,744,496
*	James Fisher & Sons PLC	12,277	42,219
	JET2 PLC	2,505	44,796
*	John Wood Group PLC	194,974	359,772
	Johnson Matthey PLC	47,147	1,032,536
	Johnson Service Group PLC	123,460	199,056
	Jupiter Fund Management PLC	120,501	116,156
*Ω	Just Eat Takeaway.com NV	9,105	132,522
	Just Group PLC	337,292	433,746
	Keller Group PLC	38,494	528,177
	Kier Group PLC	121,707	203,610
	Kingfisher PLC	587,635	1,810,106
	Knights Group Holdings PLC	8,419	13,558
	Lancashire Holdings Ltd.	70,702	535,567
	Learning Technologies Group PLC	104,180	95,339
	London Investment Group PLC	9,126	38,406
	Macfarlane Group PLC	49,928	90,413
	Man Group PLC	249,859	801,273
	Marks & Spencer Group PLC	673,692	2,146,344
	Marshalls PLC	33,270	111,219
*	Marston’s PLC	205,618	71,677
	Mears Group PLC	41,476	187,061
#*	Metro Bank Holdings PLC	33,672	14,067
*	Mitchells & Butlers PLC	177,157	533,401
	MJ Gleeson PLC	13,829	86,523
	Mobico Group PLC	143,878	99,214
	Mondi PLC	119,950	2,273,220
	Morgan Advanced Materials PLC	66,129	258,447
	Morgan Sindall Group PLC	15,651	441,290
	MP Evans Group PLC	11,582	121,179
*	N Brown Group PLC	6,931	1,238
	NCC Group PLC	80,607	136,287
*Ω	Network International Holdings PLC	27,205	133,531
*	Nexxen International Ltd.	14,291	41,067
*	Nexxen International Ltd., ADR	2,814	15,224
	Norcros PLC	25,348	58,134
*	Ocado Group PLC	26,353	115,379
*Ω	On the Beach Group PLC	12,243	22,009
	OSB Group PLC	119,548	612,170
*	Oxford Biomedica PLC	4,168	14,403
	Pan African Resources PLC	465,482	140,713
	Pearson PLC, Sponsored ADR	18,663	227,315
	Persimmon PLC	88,805	1,438,022
*	Petra Diamonds Ltd.	40,127	24,371
	Pets at Home Group PLC	141,097	515,092
	Pharos Energy PLC	110,849	32,558
	Pinewood Technologies Group PLC	21,544	89,603
*	Playtech PLC	74,007	488,886
	Porvair PLC	8,409	64,453
	PPHE Hotel Group Ltd.	3,492	64,341
	Premier Foods PLC	232,062	466,236
	PZ Cussons PLC	70,319	88,714
	QinetiQ Group PLC	155,098	661,910

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Rank Group PLC	84,921	$88,404
	Reach PLC	192,394	177,030
	Redde Northgate PLC	97,817	467,761
	Redrow PLC	126,845	1,019,831
*	Renewi PLC	14,885	104,482
	RHI Magnesita NV	240	10,797
	Ricardo PLC	21,801	123,856
	Robert Walters PLC	12,250	60,668
*	Rockhopper Exploration PLC	89,812	15,279
	RWS Holdings PLC	69,334	149,314
*	S4 Capital PLC	85,166	51,866
Ω	Sabre Insurance Group PLC	57,957	116,108
*	Saga PLC	39,106	51,449
*	Savannah Energy PLC	281,630	98,535
	Savills PLC	42,347	572,332
	Secure Trust Bank PLC	2,297	20,188
	Senior PLC	125,663	255,638
	Serco Group PLC	305,215	696,104
	Serica Energy PLC	27,510	63,701
	Severfield PLC	112,139	94,549
*	SIG PLC	116,537	38,008
*	Sigmaroc PLC	60,287	49,162
	Speedy Hire PLC	194,876	67,202
Ω	Spire Healthcare Group PLC	96,087	295,314
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	3,878	12,551
	Tate & Lyle PLC	81,859	671,130
	Taylor Wimpey PLC	1,294,937	2,121,913
	TBC Bank Group PLC	12,399	534,943
	TClarke PLC	8,710	17,537
#*	THG PLC	256,493	202,203
Ω	TI Fluid Systems PLC	94,853	163,197
	TP ICAP Group PLC	270,968	701,438
	Travis Perkins PLC	89,620	838,866
	Treatt PLC	4,589	27,766
	TT Electronics PLC	58,622	130,379
	Tyman PLC	66,693	312,828
	Vanquis Banking Group PLC	80,047	48,000
	Vertu Motors PLC	110,788	97,456
	Vesuvius PLC	74,859	446,965
	Virgin Money U.K. PLC	365,997	973,142
	Vistry Group PLC	118,116	1,754,568
	Volex PLC	3,494	14,053
	Vp PLC	3,924	30,939
*Ω	Watches of Switzerland Group PLC	37,764	158,404
	Watkin Jones PLC	23,988	13,302
*	Xaar PLC	20,729	30,102
	Young & Co.’s Brewery PLC	3,177	24,127
#	Young & Co.’s Brewery PLC, Class A	7,717	94,849
	Zotefoams PLC	12,016	58,752

TOTAL UNITED KINGDOM			69,706,847

UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	11,533	50,752
#	Diversified Energy Co. PLC	9,854	137,198

TOTAL UNITED STATES			187,950

TOTAL COMMON STOCKS			706,963,251

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (0.3%)
	BRAZIL — (0.2%)
	Banco ABC Brasil SA, 6.724%	26,467	$117,997
*	Banco ABC Brasil SA	923	4,065
Ω	Banco BMG SA, 13.443%	30,400	19,144
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	59,637	144,711
	Banco Pan SA, 2.354%	51,165	90,061
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	31,600	48,380
	Eucatex SA Industria e Comercio, 6.080%	14,000	41,089
	Gerdau SA, 7.761%	73,309	257,794
	Grazziotin SA, 10.241%	1,681	8,534
	Marcopolo SA, 7.107%	133,167	169,004
	Raizen SA, 6.330%	134,076	79,011
	Randon SA Implementos e Participacoes, 5.442%	39,954	82,253
	Taurus Armas SA, 11.383%	7,600	17,944
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	105,000	159,949

	TOTAL BRAZIL		1,239,936

	COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 5.666%	6,575	38,749

	GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 0.385%	2,246	119,617
	Einhell Germany AG, 1.801%	269	46,270
	Jungheinrich AG, 1.957%	12,569	467,365
	Sixt SE, 9.373%	4,534	313,743
	STO SE & Co. KGaA, 3.117%	754	129,491
	Villeroy & Boch AG, 6.232%	889	16,200

	TOTAL GERMANY		1,092,686

	INDIA — (0.0%)
*	Sundaram Clayton Ltd.	136	18

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	12,084

	TOTAL PREFERRED STOCKS		2,383,473

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	Peninsula Energy Ltd. Warrants 02/01/2025	29,687	192
*	PointsBet Holdings Ltd. Warrants 07/08/2024	370	0
*	Rex Minerals Ltd. Warrants 08/09/2024	4,440	633
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	13,267	327

	TOTAL AUSTRALIA		1,152

	AUSTRIA — (0.0%)
*	Strabag SE Rights	3,720	0

	BRAZIL — (0.0%)
*	Grazziotin SA Rights 05/21/2024	60	4
*	Grupo Casas Bahia SA Warrants 09/19/2024	18,435	36

	TOTAL BRAZIL		40

	ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/2030	2,669	0

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	196,236	$0

THAILAND — (0.0%)
* Better World Green PCL Warrants	172,166	0
* Better World Green PCL Warrants 03/21/2025	172,167	0
* Ner W2 Warrants 04/18/2025	30,000	40
* TFG W4 Warrants 04/29/2025	15,370	0

TOTAL THAILAND		40

TOTAL RIGHTS/WARRANTS		1,232

TOTAL INVESTMENT SECURITIES (Cost $631,967,814)		709,347,956

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	1,384,017	16,010,314

TOTAL INVESTMENTS — (100.0%) (Cost $647,978,254)		$725,358,270

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$35,138,385	$6,807	$35,145,192
Austria	$8,122	3,756,991	—	3,765,113
Belgium	—	8,131,671	—	8,131,671
Brazil	7,496,572	363,163	—	7,859,735
Canada	56,426,829	—	—	56,426,829
Chile	—	748,241	—	748,241
China	620,287	37,335,225	72,907	38,028,419
Colombia	156,568	—	—	156,568
Denmark	—	16,239,321	—	16,239,321
Finland	—	12,837,825	—	12,837,825
France	—	31,242,433	—	31,242,433
Germany	—	26,760,049	—	26,760,049
Greece	—	972,050	—	972,050
Hong Kong	—	9,165,427	5,345	9,170,772
Hungary	—	262,533	—	262,533
India	26,412	49,111,978	120,532	49,258,922
Indonesia	—	3,693,982	10,696	3,704,678
Ireland	—	6,119,903	—	6,119,903
Israel	103,282	4,701,286	—	4,804,568
Italy	—	22,368,900	—	22,368,900
Japan	137,469	116,794,846	—	116,932,315
Kuwait	787,940	81,916	—	869,856
Malaysia	781	3,916,161	—	3,916,942
Mexico	5,529,965	41,419	—	5,571,384
Netherlands	731,379	16,176,661	—	16,908,040
New Zealand	—	1,095,708	—	1,095,708
Norway	29,339	4,285,655	—	4,314,994
Philippines	—	1,140,242	—	1,140,242
Poland	—	2,004,905	—	2,004,905

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Portugal	—	$2,641,344	—		$2,641,344
Qatar	—	1,558,571	—		1,558,571
Saudi Arabia	$49,279	8,897,346	—		8,946,625
Singapore	—	4,980,808	—		4,980,808
South Africa	849,301	4,663,158	—		5,512,459
South Korea	39,793	23,951,076	$75,551		24,066,420
Spain	—	10,739,778	—		10,739,778
Sweden	11,770	13,881,898	8,597		13,902,265
Switzerland	—	29,812,638	—		29,812,638
Taiwan	—	37,884,475	1,998		37,886,473
Thailand	3,081,410	121,187	—		3,202,597
Turkey	—	1,954,472	—		1,954,472
United Arab Emirates	58,821	5,047,075	—		5,105,896
United Kingdom	242,539	69,464,308	—		69,706,847
United States	—	187,950	—		187,950
Preferred Stocks
Brazil	1,220,792	19,144	—		1,239,936
Colombia	38,749	—	—		38,749
Germany	—	1,092,686	—		1,092,686
India	—	18	—		18
Philippines	—	12,084	—		12,084
Rights/Warrants
Australia	—	825	327		1,152
Brazil	—	40	—		40
Thailand	—	40	—		40
Securities Lending Collateral	—	16,010,314	—		16,010,314

Total Investments in Securities	$77,647,399	$647,408,111	$302,760	<>	$725,358,270

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (3.7%)
	AES Brasil Energia SA	1,125,927	$2,053,408
*	Allianca Saude e Participacoes SA	16,381	32,178
	Allied Tecnologia SA	89,105	128,700
	Allos SA	2,030,164	8,163,507
*	Allpark Empreendimentos Participacoes e Servicos SA	89,005	66,335
	Alupar Investimento SA	945,208	5,067,710
	Ambev SA, ADR	3,821,781	8,866,532
*	Anima Holding SA	1,529,279	995,448
	Arezzo Industria e Comercio SA	296,336	2,963,018
	Atacadao SA	1,445,643	3,109,778
	Auren Energia SA	1,599,891	3,570,992
	B3 SA - Brasil Bolsa Balcao	7,182,516	14,924,960
	Banco Bradesco SA	1,944,390	4,628,252
	Banco BTG Pactual SA	1,188,692	7,645,941
	Banco do Brasil SA	5,882,474	31,062,943
	Banco Santander Brasil SA	757,171	4,214,120
	BB Seguridade Participacoes SA	1,704,582	10,570,339
	Bemobi Mobile Tech SA	198,877	446,962
*	Blau Farmaceutica SA	54,200	105,110
	Boa Safra Sementes SA	47,017	164,703
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,191,216
#*	Braskem SA, ADR, Class A	270,528	2,218,330
*	BRF SA	6,554,646	21,307,712
	Brisanet Participacoes SA	237,220	187,305
*	C&A Modas SA	698,170	1,481,692
	Caixa Seguridade Participacoes SA	86,931	262,169
	Camil Alimentos SA	736,866	1,190,599
	CCR SA	4,572,647	10,857,901
	Centrais Eletricas Brasileiras SA	1,868,159	13,621,018
	Cia Brasileira de Aluminio	805,427	801,922
*	Cia Brasileira de Distribuicao	1,813,695	1,023,404
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	806,780	12,557,093
	Cia de Saneamento de Minas Gerais Copasa MG	1,109,411	4,183,312
	Cia De Sanena Do Parana	2,330,058	7,925,665
	Cia Energetica de Minas Gerais, Sponsored ADR	284,504	682,810
	Cia Energetica de Minas Gerais	1,272,787	2,804,122
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,758,955	7,421,589
	Cia Siderurgica Nacional SA	2,182,398	5,850,437
	Cielo SA	8,591,407	9,215,833
*	Clear Sale SA	8,500	12,768
*	Cogna Educacao SA	13,965,794	5,836,339
	Companhia Paranaense de Energia	1,841,888	2,908,655
*	Construtora Tenda SA	784,255	1,863,750
	Cosan SA	2,405,522	6,717,265
	CPFL Energia SA	325,044	1,996,862
	Cruzeiro do Sul Educacional SA	264,803	205,005
	CSU Digital SA	215,633	740,426
	Cury Construtora e Incorporadora SA	768,620	2,901,235
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,266,983	8,862,565
Ω	Desktop SA	123,519	309,238
	Dexco SA	3,088,908	4,300,891
*	Diagnosticos da America SA	167,757	151,843
	Dimed SA Distribuidora da Medicamentos	514,774	1,113,298
	Direcional Engenharia SA	623,133	2,798,494
	EcoRodovias Infraestrutura e Logistica SA	1,264,547	1,765,583

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Eletromidia SA	38,600	$129,346
*	Embraer SA	656,049	4,213,541
*	Embraer SA, Sponsored ADR	972,619	24,850,415
	Empreendimentos Pague Menos SA	1,259,354	613,597
	Enauta Participacoes SA	1,089,703	5,733,291
	Energisa SA	1,102,659	9,577,075
*	Eneva SA	2,651,841	6,322,419
	Engie Brasil Energia SA	575,061	4,529,522
*	Enjoei SA	139,500	57,491
	Equatorial Energia SA	2,969,545	17,493,815
	Eternit SA	362,800	493,273
	Even Construtora e Incorporadora SA	826,719	1,130,398
	Ez Tec Empreendimentos e Participacoes SA	782,301	2,074,545
	Fleury SA	1,479,864	4,126,726
	Fras-Le SA	245,275	851,656
*	Gafisa SA	100,297	100,826
	Gerdau SA, Sponsored ADR	3,334,476	11,603,978
Ω	GPS Participacoes e Empreendimentos SA	973,656	3,515,782
	Grendene SA	1,473,282	1,747,760
*	Grupo Casas Bahia SA	449,813	593,386
	Grupo De Moda Soma SA	2,889,647	3,377,914
	Grupo Mateus SA	2,561,631	3,660,460
	Grupo SBF SA	526,867	1,128,290
*	Guararapes Confeccoes SA	666,928	944,021
*Ω	Hapvida Participacoes e Investimentos SA	15,061,971	10,703,438
	Helbor Empreendimentos SA	17,500	9,234
*	Hidrovias do Brasil SA	2,526,777	2,136,223
	Hospital Mater Dei SA	90,100	98,557
	Hypera SA	974,562	5,540,398
*	Infracommerce CXAAS SA	938,659	133,769
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	74,900	323,106
*	International Meal Co. Alimentacao SA, Class A	545,786	167,122
	Iochpe Maxion SA	1,103,857	2,614,767
	Irani Papel e Embalagem SA	738,260	1,281,000
*	IRB-Brasil Resseguros SA	679,916	5,562,304
	Itau Unibanco Holding SA	568,198	2,989,479
	Jalles Machado SA	902,487	1,227,046
	JBS SA	2,652,829	11,975,179
	JHSF Participacoes SA	2,738,867	2,268,060
	JSL SA	306,765	683,525
	Kepler Weber SA	881,476	1,648,333
	Klabin SA	5,160,761	22,898,728
	Lavvi Empreendimentos Imobiliarios SA	354,400	594,466
	Localiza Rent a Car SA	601,414	5,678,721
	LOG Commercial Properties e Participacoes SA	220,977	924,744
*	Log-in Logistica Intermodal SA	246,000	1,833,417
	Lojas Quero-Quero SA	909,838	728,908
	Lojas Renner SA	5,301,928	15,652,767
	LPS Brasil-Consultoria de Imoveis SA	375,988	162,919
Ω	LWSA SA	2,721,331	2,410,762
	M Dias Branco SA	438,320	2,864,958
*	Magazine Luiza SA	10,445,212	2,735,718
	Mahle Metal Leve SA	218,702	1,290,496
	Marcopolo SA	914,768	935,450
*	Marfrig Global Foods SA	639,085	1,163,069
Ω	Meliuz SA	204,120	176,108
	Melnick Even Desenvolvimento Imobiliario SA	218,300	180,775
	Mills Locacao Servicos e Logistica SA	1,248,913	3,191,672
	Minerva SA	1,575,373	1,856,735

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	22,400	$17,902
*	Moura Dubeux Engenharia SA	342,493	764,452
	Movida Participacoes SA	1,364,346	1,855,002
*	MPM Corporeos SA	90,300	16,173
*	MRV Engenharia e Participacoes SA	2,764,349	3,566,833
*	Multilaser Industrial SA	138,000	50,495
	Multiplan Empreendimentos Imobiliarios SA	816,039	3,597,260
	Natura & Co. Holding SA	3,290,299	10,512,279
	Neoenergia SA	444,628	1,642,330
*	Oceanpact Servicos Maritimos SA	12,000	14,513
	Odontoprev SA	1,650,968	3,799,458
*	Oncoclinicas do Brasil Servicos Medicos SA	363,909	515,805
*	Orizon Valorizacao de Residuos SA	165,373	1,230,918
	Ouro Fino Saude Animal Participacoes SA	12,400	50,865
	Pet Center Comercio e Participacoes SA	850,269	771,245
	Petroleo Brasileiro SA, Sponsored ADR	2,005,141	33,366,840
	Petroleo Brasileiro SA	16,003,488	136,408,423
	Petroreconcavo SA	1,015,451	4,261,194
	Plano & Plano Desenvolvimento Imobiliario SA	272,300	582,084
	Porto Seguro SA	1,452,420	8,380,099
	Portobello SA	518,834	591,514
	Positivo Tecnologia SA	610,182	1,081,091
	PRIO SA	2,499,859	23,108,507
	Qualicorp Consultoria e Corretora de Seguros SA	1,104,244	340,252
	Raia Drogasil SA	3,487,783	17,181,660
Ω	Rede D’Or Sao Luiz SA	696,497	3,487,448
	Romi SA	481,463	941,118
	Rumo SA	880,564	3,418,744
	Santos Brasil Participacoes SA	2,423,963	6,339,294
*	Sao Carlos Empreendimentos e Participacoes SA	29,500	157,595
	Sao Martinho SA	1,362,794	7,503,424
#	Sendas Distribuidora SA, ADR	167,412	2,131,155
	Sendas Distribuidora SA	5,535,482	13,986,351
*Ω	Ser Educacional SA	153,200	162,859
*	Serena Energia SA	320,468	507,307
	Simpar SA	2,067,244	2,301,096
	SLC Agricola SA	1,925,176	7,077,691
	Smartfit Escola de Ginastica e Danca SA	567,877	2,645,485
	Suzano SA	2,636,184	29,679,027
#	Suzano SA, Sponsored ADR	140,729	1,581,795
*	SYN prop e tech SA	149,434	253,536
	Tegma Gestao Logistica SA	242,109	1,129,276
	Telefonica Brasil SA	825,793	7,528,606
	Telefonica Brasil SA, ADR	78,887	728,916
	TIM SA	3,641,249	12,348,803
	TOTVS SA	864,930	4,587,330
	Transmissora Alianca de Energia Eletrica SA	1,722,371	11,682,376
	Tres Tentos Agroindustrial SA	231,990	452,132
	Trisul SA	450,379	396,378
	Tupy SA	657,319	3,295,076
	Ultrapar Participacoes SA	2,700,243	13,442,453
#	Ultrapar Participacoes SA, Sponsored ADR	12,552	63,011
	Unifique Telecomunicacoes SA	233,938	172,099
	Unipar Carbocloro SA	66,517	672,523
	Usinas Siderurgicas de Minas Gerais SA Usiminas	666,452	960,032
	Vale SA	8,041,867	98,018,291
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	525,737	1,787,016
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,329,286	1,820,133

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vibra Energia SA	2,862,373	$12,932,109
	Vittia Fertilizantes E Biologicos SA	35,895	38,780
	Vivara Participacoes SA	382,900	1,634,069
	Vulcabras SA	680,634	2,074,960
	WEG SA	1,824,349	13,895,352
	Wilson Sons SA	385,427	1,247,000
	Wiz Co.	262,903	351,374
	XP, Inc., BDR	90,479	1,848,404
	YDUQS Participacoes SA	1,965,230	5,521,840
*	Zamp SA	1,205,470	896,105

TOTAL BRAZIL			1,015,966,325

CHILE — (0.4%)
	Aguas Andinas SA, Class A	13,805,874	3,940,221
	Banco de Chile	8,969,120	994,960
	Banco de Chile, ADR	323,576	7,144,561
	Banco de Credito e Inversiones SA	157,802	4,602,483
	Banco Santander Chile, ADR	306,008	5,502,023
	Besalco SA	2,741,825	1,585,007
	Camanchaca SA	49,415	2,078
	CAP SA	720,333	5,150,488
	Cementos BIO BIO SA	179,409	133,802
	Cencosud SA	4,805,652	8,234,757
	Cencosud Shopping SA	412,103	638,726
	Cia Cervecerias Unidas SA	111,156	681,953
#	Cia Cervecerias Unidas SA, Sponsored ADR	65,950	797,995
	Cia Sud Americana de Vapores SA	38,325,849	2,990,059
	Clinica Las Condes SA	371	6,125
	Colbun SA	26,584,244	3,413,959
	Cristalerias de Chile SA	59,157	175,613
	Embotelladora Andina SA, ADR, Class B	89,972	1,507,031
	Empresa Nacional de Telecomunicaciones SA	1,181,522	4,061,270
	Empresas CMPC SA	3,354,260	6,624,319
	Empresas Copec SA	768,081	5,481,093
	Empresas Hites SA	1,398,342	126,718
	Enel Americas SA	36,390,042	3,411,389
#	Enel Chile SA, ADR	24,772	73,077
	Enel Chile SA	39,243,224	2,329,945
*	Engie Energia Chile SA	2,187,552	1,795,522
*	Falabella SA	1,036,680	2,775,134
	Forus SA	455,509	773,376
	Grupo Security SA	5,492,072	1,567,447
	Instituto de Diagnostico SA	4,394	6,705
	Inversiones Aguas Metropolitanas SA	3,027,558	2,339,928
	Inversiones La Construccion SA	238,127	2,087,893
	Masisa SA	3,525,317	71,237
	Molibdenos y Metales SA	84,693	331,079
	Multiexport Foods SA	3,567,240	869,469
	Parque Arauco SA	3,296,695	4,961,954
	PAZ Corp. SA	1,378,694	855,708
	Plaza SA	305,048	443,568
	Ripley Corp. SA	6,694,334	1,492,061
	Salfacorp SA	3,280,258	1,872,383
	Sigdo Koppers SA	1,861,026	2,277,700
	SMU SA	12,126,167	2,248,276
	Sociedad Matriz SAAM SA	25,761,193	2,844,049
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	229,724	10,496,090
	Socovesa SA	1,574,885	145,981
	SONDA SA	3,724,700	1,660,509

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	2,906,219	$3,874,757

TOTAL CHILE			115,400,478

CHINA — (22.7%)
*	360 Security Technology, Inc., Class A	569,234	666,017
	361 Degrees International Ltd.	7,448,000	4,519,338
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	486,034	1,116,427
#*	3D Medicines, Inc.	81,000	67,550
Ω	3SBio, Inc.	14,276,000	11,411,663
*	5I5J Holding Group Co. Ltd., Class A	1,881,600	512,351
	AAC Technologies Holdings, Inc.	6,511,500	20,723,729
	Accelink Technologies Co. Ltd., Class A	164,237	841,950
	ADAMA Ltd., Class A	484,600	420,970
	Addsino Co. Ltd., Class A	823,800	811,849
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	87,102
	Advanced Technology & Materials Co. Ltd., Class A	528,400	641,980
	AECC Aero-Engine Control Co. Ltd., Class A	155,187	418,100
	AECC Aviation Power Co. Ltd., Class A	103,572	504,749
	Aerospace Hi-Tech Holdings Group Ltd., Class A	392,611	447,669
#*	Agile Group Holdings Ltd.	11,990,465	908,965
*	Agora, Inc., ADR	92,804	231,082
	Agricultural Bank of China Ltd., Class H	89,697,460	39,997,073
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	2,048,539
*	AIM Vaccine Co. Ltd.	99,400	106,478
#*	Air China Ltd., Class H	2,188,000	1,096,969
	Aisino Corp., Class A	677,200	791,683
	Ajisen China Holdings Ltd.	4,261,000	575,130
#Ω	AK Medical Holdings Ltd.	3,002,000	2,242,640
	Alibaba Group Holding Ltd., Sponsored ADR	697,227	52,187,441
	Alibaba Group Holding Ltd.	27,674,300	259,116,151
#*	Alibaba Health Information Technology Ltd.	1,140,000	425,538
#*	Alibaba Pictures Group Ltd.	92,890,000	5,532,410
#Ω	A-Living Smart City Services Co. Ltd.	5,691,500	2,163,535
#*Ω	Alliance International Education Leasing Holdings Ltd.	1,917,000	124,566
	Allmed Medical Products Co. Ltd., Class A	458,400	520,087
	Aluminum Corp. of China Ltd., Class H	22,100,000	14,657,012
	Amlogic Shanghai Co. Ltd., Class A	51,696	410,989
	Amoy Diagnostics Co. Ltd., Class A	164,406	495,078
	An Hui Wenergy Co. Ltd., Class A	828,339	951,274
*	ANE Cayman, Inc.	506,000	337,045
	Angang Steel Co. Ltd., Class H	15,081,908	2,483,416
	Angel Yeast Co. Ltd., Class A	291,900	1,198,432
Ω	Angelalign Technology, Inc.	71,000	711,252
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	566,005
	Anhui Conch Cement Co. Ltd., Class H	3,090,000	7,168,996
	Anhui Construction Engineering Group Co. Ltd., Class A	1,063,216	710,915
	Anhui Expressway Co. Ltd., Class H	2,510,000	2,762,993
*	Anhui Genuine New Materials Co. Ltd., Class A	34,300	27,606
	Anhui Guangxin Agrochemical Co. Ltd., Class A	678,472	1,385,697
	Anhui Gujing Distillery Co. Ltd., Class A	55,302	2,066,741
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,113,957	1,964,040
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	453,595	1,188,018
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	395,345
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	178,200	383,518
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,932,380	1,260,303
	Anhui Jinhe Industrial Co. Ltd., Class A	340,082	1,151,406
	Anhui Kouzi Distillery Co. Ltd., Class A	170,728	981,691
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	128,080
*	Anhui Tatfook Technology Co. Ltd., Class A	492,400	552,835

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	357,932	$534,687
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	822,400	864,867
	Anhui Xinhua Media Co. Ltd., Class A	739,600	742,629
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,955,541
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	986,500	1,781,630
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	38,401	873,458
	Anjoy Foods Group Co. Ltd., Class A	102,834	1,305,752
	Anker Innovations Technology Co. Ltd., Class A	70,100	832,776
	ANTA Sports Products Ltd.	3,585,800	40,594,811
*Ω	Antengene Corp. Ltd.	292,500	37,737
*	Anton Oilfield Services Group	22,496,000	1,236,502
	Aoshikang Technology Co. Ltd., Class A	176,500	629,593
*	Aotecar New Energy Technology Co. Ltd., Class A	1,733,400	672,907
*	Aowei Holdings Ltd.	187,000	11,347
	Apeloa Pharmaceutical Co. Ltd., Class A	601,800	1,168,073
	ApicHope Pharmaceutical Co. Ltd., Class A	219,490	688,445
	APT Satellite Holdings Ltd.	2,156,000	611,917
#*Ω	Arrail Group Ltd.	138,000	110,317
	Art Group Holdings Ltd.	455,000	12,879
*Ω	Ascletis Pharma, Inc.	2,221,000	367,384
*	Asia—Potash International Investment Guangzhou Co. Ltd., Class A	243,400	596,336
	Asia Cement China Holdings Corp.	4,655,500	1,191,572
Ω	AsiaInfo Technologies Ltd.	1,391,200	1,254,597
	Asymchem Laboratories Tianjin Co. Ltd., Class A	74,860	851,751
*	Autel Intelligent Technology Corp. Ltd., Class A	177,112	655,367
	Autobio Diagnostics Co. Ltd., Class A	70,755	555,592
	Avary Holding Shenzhen Co. Ltd., Class A	555,331	1,842,223
	AVIC Industry-Finance Holdings Co. Ltd., Class A	992,600	406,532
	AviChina Industry & Technology Co. Ltd., Class H	19,743,212	8,491,000
	Avicopter PLC, Class A	72,100	413,838
	Bafang Electric Suzhou Co. Ltd., Class A	65,591	313,365
Ω	BAIC Motor Corp. Ltd., Class H	18,220,000	5,167,188
*	Baidu, Inc., Sponsored ADR	317,226	32,801,168
*	Baidu, Inc., Class A	482,350	6,249,124
Ω	BAIOO Family Interactive Ltd.	7,872,000	233,443
*Ω	Bairong, Inc.	304,500	380,981
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,543,265
	Bank of Changsha Co. Ltd., Class A	924,447	1,040,058
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,681,900
	Bank of China Ltd., Class H	204,525,702	91,727,739
	Bank of Chongqing Co. Ltd., Class H	4,388,500	2,656,340
	Bank of Communications Co. Ltd., Class H	25,189,618	18,138,003
*	Bank of Gansu Co. Ltd., Class H	80,000	3,548
	Bank of Guiyang Co. Ltd., Class A	1,309,900	1,018,844
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	1,793,557
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	4,932,232
	Bank of Nanjing Co. Ltd., Class A	2,535,196	3,260,896
	Bank of Ningbo Co. Ltd., Class A	1,555,049	4,909,949
Ω	Bank of Qingdao Co. Ltd., Class H	353,000	101,779
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,143,871
	Bank of Suzhou Co. Ltd., Class A	832,459	866,724
	Baoshan Iron & Steel Co. Ltd., Class A	5,045,737	4,832,034
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	733,100	426,160
	Baowu Magnesium Technology Co. Ltd., Class A	414,617	1,053,667
*	Baoye Group Co. Ltd., Class H	1,578,440	1,027,952
*	Baozun, Inc., Sponsored ADR	310,903	808,348
*	Baozun, Inc., Class A	21,000	17,946
	BBMG Corp., Class H	18,622,404	1,538,515
*	Be Friends Holding Ltd.	342,000	58,775

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bear Electric Appliance Co. Ltd., Class A	80,296	$645,968
	Befar Group Co. Ltd., Class A	1,117,900	617,605
	Beibuwan Port Co. Ltd., Class A	1,115,145	1,242,629
*	BeiGene Ltd., ADR	777	119,611
*	BeiGene Ltd.	330,000	3,914,655
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	230,068	328,291
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	133,152	457,723
	Beijing Capital Development Co. Ltd., Class A	1,552,700	590,700
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,686,713
*	Beijing Capital International Airport Co. Ltd., Class H	13,942,000	4,436,437
	Beijing Career International Co. Ltd., Class A	108,418	309,655
	Beijing Certificate Authority Co. Ltd., Class A	75,874	217,023
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	337,250	500,359
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	299,728
	Beijing Dabeinong Technology Group Co. Ltd., Class A	652,100	421,348
	Beijing Dahao Technology Corp. Ltd., Class A	283,780	507,471
	Beijing Easpring Material Technology Co. Ltd., Class A	204,800	1,247,086
	Beijing Energy International Holding Co. Ltd.	21,774,000	397,918
	Beijing Enlight Media Co. Ltd., Class A	595,800	767,829
	Beijing Enterprises Holdings Ltd.	3,690,028	11,813,804
#	Beijing Enterprises Water Group Ltd.	31,458,469	7,934,164
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	45,223
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	941,064	852,405
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,382,656	450,609
*	Beijing Health Holdings Ltd.	13,284,000	111,472
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	44,760	690,002
*	Beijing Jetsen Technology Co. Ltd., Class A	2,015,191	1,423,579
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,272,000	1,769,464
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	58,000	47,264
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,441,970	693,118
	Beijing Kingsoft Office Software, Inc., Class A	19,457	824,107
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	232,636
*	Beijing Leike Defense Technology Co. Ltd., Class A	651,600	394,859
	Beijing New Building Materials PLC, Class A	425,879	1,923,144
*	Beijing North Star Co. Ltd., Class H	5,940,000	506,888
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	176,998
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	762,255	779,993
	Beijing Originwater Technology Co. Ltd., Class A	664,873	448,633
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	275,773
	Beijing Roborock Technology Co. Ltd., Class A	22,438	1,310,888
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	167,814	339,159
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	255,300	269,117
*	Beijing Shiji Information Technology Co. Ltd., Class A	367,809	363,157
*	Beijing Shougang Co. Ltd., Class A	1,391,400	611,415
*	Beijing Shunxin Agriculture Co. Ltd., Class A	417,600	1,075,471
*	Beijing Sinnet Technology Co. Ltd., Class A	563,510	724,668
*	Beijing Sinohytec Co. Ltd., Class H	2,850	11,611
	Beijing SL Pharmaceutical Co. Ltd., Class A	514,965	610,318
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	1,069,945	671,659
	Beijing Strong Biotechnologies, Inc., Class A	291,905	746,597
*	Beijing Thunisoft Corp. Ltd., Class A	450,300	376,190
	Beijing Tiantan Biological Products Corp. Ltd., Class A	78,870	312,316
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,618,000	1,969,282
	Beijing Tongrentang Co. Ltd., Class A	161,472	941,608
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	866,807
	Beijing United Information Technology Co. Ltd., Class A	467,074	1,666,441

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,789,000	$483,236
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	147,302	1,383,824
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	320,854
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,048,720
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	135,507	635,473
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	579,105	693,024
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,589,552	2,515,908
*	Beken Corp., Class A	29,500	86,079
*	Bengang Steel Plates Co. Ltd., Class A	1,716,618	759,853
*	Berry Genomics Co. Ltd., Class A	57,000	68,026
	Best Pacific International Holdings Ltd., Class H	1,354,000	357,759
	Bestore Co. Ltd., Class A	301,052	624,547
	Bestsun Energy Co. Ltd., Class A	66,640	34,770
*	Bestway Marine & Energy Technology Co. Ltd., Class A	717,800	376,996
	Bethel Automotive Safety Systems Co. Ltd., Class A	70,500	558,440
	Betta Pharmaceuticals Co. Ltd., Class A	55,156	317,248
	BGI Genomics Co. Ltd., Class A	91,500	518,827
	Biem.L.Fdlkk Garment Co. Ltd., Class A	255,400	1,050,326
#*	Bilibili, Inc., Class Z	1,082,740	13,748,819
	Binhai Investment Co. Ltd.	1,178,000	179,475
	Binjiang Service Group Co. Ltd.	389,500	866,029
	Black Peony Group Co. Ltd., Class A	657,582	422,992
	Bloomage Biotechnology Corp. Ltd., Class A	52,163	441,673
Ω	Blue Moon Group Holdings Ltd.	1,523,000	427,230
	Blue Sail Medical Co. Ltd., Class A	564,528	441,308
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,037,647	925,924
	Bluestar Adisseo Co., Class A	69,700	95,912
Ω	BOC Aviation Ltd.	913,900	7,268,919
	BOC International China Co. Ltd., Class A	334,200	472,287
	BOE Technology Group Co. Ltd., Class A	8,760,279	5,258,183
#	BOE Varitronix Ltd.	2,364,000	1,630,543
*	Bohai Leasing Co. Ltd., Class A	3,839,185	1,318,615
	Bosideng International Holdings Ltd.	23,948,157	13,862,804
	Boyaa Interactive International Ltd.	145,000	36,464
	Bright Dairy & Food Co. Ltd., Class A	667,569	830,741
	Bright Real Estate Group Co. Ltd., Class A	563,094	154,334
	BrightGene Bio-Medical Technology Co. Ltd., Class A	123,412	527,380
*	Brii Biosciences Ltd.	186,500	29,547
††	Brilliance China Automotive Holdings Ltd.	20,104,000	16,694,066
	B-Soft Co. Ltd., Class A	1,027,715	604,437
*	BTG Hotels Group Co. Ltd., Class A	438,971	926,803
#*	Burning Rock Biotech Ltd., ADR	10,922	8,247
	BYD Co. Ltd., Class H	2,014,800	55,230,840
	BYD Electronic International Co. Ltd.	3,554,222	11,973,409
	By-health Co. Ltd., Class A	512,729	1,118,369
	C C Land Holdings Ltd.	13,761,530	2,085,804
	C&D International Investment Group Ltd.	3,100,340	6,141,515
	C&D Property Management Group Co. Ltd.	703,000	296,396
	C&S Paper Co. Ltd., Class A	738,871	905,397
	Cabbeen Fashion Ltd.	107,000	10,280
	Caitong Securities Co. Ltd., Class A	800,190	843,798
	Camel Group Co. Ltd., Class A	740,200	840,411
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	1,014,368	521,558
	Canmax Technologies Co. Ltd., Class A	362,280	1,053,691
	Canny Elevator Co. Ltd., Class A	417,000	400,647
#*Ω	CanSino Biologics, Inc., Class H	397,600	904,376
#	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,451,220
	Capital Environment Holdings Ltd.	13,364,000	140,491

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Carrianna Group Holdings Co. Ltd.	1,788,877	$50,109
	Castech, Inc., Class A	162,870	597,985
*	CCCC Design & Consulting Group Co. Ltd., Class A	478,400	713,913
	CCS Supply Chain Management Co. Ltd., Class A	594,900	383,317
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	121,700	105,885
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	1,331,575
	CECEP Wind-Power Corp., Class A	1,906,790	825,551
	Central China Management Co. Ltd.	6,510,074	91,542
	Central China New Life Ltd.	2,033,000	284,714
	Central China Securities Co. Ltd., Class H	6,466,000	913,368
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	256,543
	CETC Digital Technology Co. Ltd., Class A	277,865	767,017
#*	CGN Mining Co. Ltd.	3,885,000	1,001,430
	CGN New Energy Holdings Co. Ltd.	13,504,000	4,022,042
	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	462,931
Ω	CGN Power Co. Ltd., Class H	24,536,000	8,227,117
	Changchun Faway Automobile Components Co. Ltd., Class A	475,110	578,692
	Changchun High & New Technology Industry Group, Inc., Class A	88,818	1,380,796
	Changjiang Securities Co. Ltd., Class A	1,004,899	784,521
	Changzhou Qianhong Biopharma Co. Ltd., Class A	586,600	431,927
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	941,595
*	Chanjet Information Technology Co. Ltd., Class H	50,100	21,824
	Chaoju Eye Care Holdings Ltd.	700,000	342,320
	Chaowei Power Holdings Ltd.	4,943,000	882,801
	Chaozhou Three-Circle Group Co. Ltd., Class A	300,473	1,153,474
Ω	Cheerwin Group Ltd.	103,500	21,512
*	Chen Lin Education Group Holdings Ltd.	456,000	87,616
	Cheng De Lolo Co. Ltd., Class A	639,500	811,333
	Chengdu ALD Aviation Manufacturing Corp., Class A	120,120	223,121
*	Chengdu CORPRO Technology Co. Ltd., Class A	219,300	494,104
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	264,830	523,144
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	339,741
	Chengdu Hongqi Chain Co. Ltd., Class A	978,900	729,300
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	59,900	98,497
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	430,741	1,287,698
	Chengdu Kanghua Biological Products Co. Ltd., Class A	70,125	606,129
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	411,177
	Chengdu Wintrue Holding Co. Ltd., Class A	907,500	1,014,773
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	676,021
*	Chengtun Mining Group Co. Ltd., Class A	1,760,900	1,187,152
	Chenguang Biotech Group Co. Ltd., Class A	312,246	406,208
	Chengxin Lithium Group Co. Ltd., Class A	378,500	935,367
	Chengzhi Co. Ltd., Class A	677,400	722,511
	Chervon Holdings Ltd.	99,500	241,642
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	1,325,299
*	Chiho Environmental Group Ltd.	602,000	38,356
	China Aerospace International Holdings Ltd.	12,782,600	514,401
	China Aircraft Leasing Group Holdings Ltd.	1,894,500	825,704
*	China Anchu Energy Storage Group Ltd.	659,000	28,587
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,175,034
	China Baoan Group Co. Ltd., Class A	312,592	452,711
	China Bester Group Telecom Co. Ltd., Class A	31,300	140,237
	China BlueChemical Ltd., Class H	14,285,122	4,534,967
*Ω	China Bohai Bank Co. Ltd., Class H	6,723,500	882,818
*	China Boton Group Co. Ltd.	136,000	43,742
	China CAMC Engineering Co. Ltd., Class A	670,993	709,035
	China Chengtong Development Group Ltd.	546,000	5,818
	China Chunlai Education Group Co. Ltd.	302,000	184,811
#	China Cinda Asset Management Co. Ltd., Class H	63,536,000	5,725,655

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp. Ltd., Class H	28,061,607	$16,416,975
#*††Ω	China CITIC Financial Asset Management Co. Ltd., Class H	23,960,000	1,078,330
	China Coal Energy Co. Ltd., Class H	11,418,168	11,501,960
	China Communications Services Corp. Ltd., Class H	18,747,327	8,962,098
#*	China Conch Environment Protection Holdings Ltd.	10,016,000	950,952
	China Conch Venture Holdings Ltd.	9,917,000	7,233,610
	China Construction Bank Corp., Class H	279,316,302	180,715,044
	China CSSC Holdings Ltd., Class A	181,178	910,338
*	China CYTS Tours Holding Co. Ltd., Class A	392,600	587,359
	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	3,076,648
	China Design Group Co. Ltd., Class A	510,545	689,538
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	5,788,000	1,522,581
#*††	China Dili Group	10,753,661	170,185
	China Dongxiang Group Co. Ltd.	20,490,888	1,003,094
#Ω	China East Education Holdings Ltd.	4,509,000	1,359,338
#*	China Eastern Airlines Corp. Ltd., Class H	8,860,000	2,286,891
	China Education Group Holdings Ltd.	9,620,530	5,431,596
	China Electronics Huada Technology Co. Ltd.	4,958,000	824,087
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	251,377
	China Energy Engineering Corp. Ltd., Class A	7,215,075	2,187,720
	China Energy Engineering Corp. Ltd., Class H	3,114,000	312,080
	China Enterprise Co. Ltd., Class A	2,240,978	876,983
#	China Everbright Bank Co. Ltd., Class H	10,500,000	3,181,035
#	China Everbright Environment Group Ltd.	18,036,777	7,313,683
#Ω	China Everbright Greentech Ltd.	5,292,000	450,901
	China Everbright Ltd.	8,508,896	4,537,091
*	China Express Airlines Co. Ltd., Class A	627,600	566,454
Ω	China Feihe Ltd.	29,537,000	16,152,771
*	China Film Co. Ltd., Class A	551,800	904,094
*	China Finance Investment Holdings Ltd.	82,000	24,597
*	China Financial Services Holdings Ltd.	71,200	2,389
	China Foods Ltd.	8,252,000	3,160,671
	China Galaxy Securities Co. Ltd., Class H	13,405,000	7,261,042
	China Gas Holdings Ltd.	19,678,000	18,425,118
#	China Glass Holdings Ltd.	3,570,000	373,669
#*	China Gold International Resources Corp. Ltd.	1,737,600	10,064,511
*	China Grand Automotive Services Group Co. Ltd., Class A	4,349,800	897,200
	China Great Wall Securities Co. Ltd., Class A	583,600	615,259
	China Greatwall Technology Group Co. Ltd., Class A	386,800	518,686
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	422,505	541,644
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	34,362
	China Hanking Holdings Ltd.	4,987,000	669,648
#	China Harmony Auto Holding Ltd.	5,879,000	380,535
	China Harzone Industry Corp. Ltd., Class A	467,420	459,794
*	China High Speed Railway Technology Co. Ltd., Class A	1,452,392	437,722
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	392,777
#	China Hongqiao Group Ltd.	11,307,500	15,602,981
#††	China Huiyuan Juice Group Ltd.	2,951,846	132,297
Ω	China International Capital Corp. Ltd., Class H	4,155,600	5,011,017
	China International Marine Containers Group Co. Ltd., Class H	5,604,640	4,741,067
#	China Isotope & Radiation Corp.	237,600	319,990
	China Jinmao Holdings Group Ltd.	45,612,043	3,865,044
	China Jushi Co. Ltd., Class A	1,251,507	2,057,049
	China Kepei Education Group Ltd.	3,464,000	654,626
	China Kings Resources Group Co. Ltd., Class A	271,250	1,244,010
	China Leadshine Technology Co. Ltd., Class A	119,900	329,321
	China Lesso Group Holdings Ltd.	11,467,000	4,806,801
	China Life Insurance Co. Ltd., Class H	8,934,000	11,765,385
	China Lilang Ltd.	3,528,000	2,156,089

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	China Literature Ltd.	2,375,600	$8,485,767
*	China Longevity Group Co. Ltd.	893,399	29,351
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	5,240,686
#*††	China Maple Leaf Educational Systems Ltd.	12,100,000	566,960
	China Medical System Holdings Ltd.	13,810,800	12,330,959
	China Meheco Co. Ltd., Class A	528,901	810,006
	China Meidong Auto Holdings Ltd.	2,770,000	894,027
	China Mengniu Dairy Co. Ltd.	12,143,000	25,153,934
	China Merchants Bank Co. Ltd., Class H	15,816,646	68,499,626
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	3,261,176
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	380,928
	China Merchants Land Ltd.	12,962,000	469,384
	China Merchants Port Holdings Co. Ltd.	10,159,122	13,416,288
	China Merchants Property Operation & Service Co. Ltd., Class A	634,200	934,205
Ω	China Merchants Securities Co. Ltd., Class H	944,660	785,168
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	667,151	777,225
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	17,479,460	6,395,406
#	China Modern Dairy Holdings Ltd.	24,623,000	2,034,411
	China National Accord Medicines Corp. Ltd., Class A	365,129	1,768,216
	China National Building Material Co. Ltd., Class H	32,220,150	12,467,197
	China National Chemical Engineering Co. Ltd., Class A	1,499,900	1,424,297
	China National Medicines Corp. Ltd., Class A	340,082	1,629,656
	China National Nuclear Power Co. Ltd., Class A	4,865,521	6,202,844
	China National Software & Service Co. Ltd., Class A	40,619	169,072
Ω	China New Higher Education Group Ltd.	6,683,000	1,993,087
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	983,500	690,025
	China Nonferrous Mining Corp. Ltd.	10,401,000	9,401,972
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	382,818	1,017,317
*	China Nuclear Energy Technology Corp. Ltd.	1,180,000	47,340
*	China Oil & Gas Group Ltd.	33,760,000	898,617
	China Oilfield Services Ltd., Class H	8,704,000	9,307,236
	China Oriental Group Co. Ltd.	10,070,000	1,344,261
#	China Overseas Grand Oceans Group Ltd.	18,720,450	4,021,184
	China Overseas Land & Investment Ltd.	10,051,033	18,482,568
#	China Overseas Property Holdings Ltd.	9,516,344	5,788,180
	China Pacific Insurance Group Co. Ltd., Class H	9,671,665	21,191,359
	China Petroleum & Chemical Corp., Class H	83,340,400	49,746,017
#	China Power International Development Ltd.	22,822,600	9,209,732
	China Publishing & Media Co. Ltd., Class A	1,060,293	1,069,653
	China Railway Group Ltd., Class H	17,289,000	8,531,409
	China Railway Hi-tech Industry Co. Ltd., Class A	780,700	839,992
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,203,000	2,016,453
	China Railway Tielong Container Logistics Co. Ltd., Class A	826,500	693,248
*	China Rare Earth Holdings Ltd.	9,802,399	441,933
	China Rare Earth Resources & Technology Co. Ltd., Class A	123,301	476,208
	China Reinsurance Group Corp., Class H	29,648,000	2,110,645
#*††Ω China Renaissance Holdings Ltd.		803,800	139,743
	China Resources Beer Holdings Co. Ltd.	4,903,661	22,351,186
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	196,700	852,472
#	China Resources Building Materials Technology Holdings Ltd.	18,612,946	3,141,495
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	1,139,893
	China Resources Gas Group Ltd.	5,391,100	16,944,076
	China Resources Land Ltd.	12,636,610	45,439,167
	China Resources Medical Holdings Co. Ltd.	6,640,500	3,498,101
	China Resources Microelectronics Ltd., Class A	96,230	483,167
Ω	China Resources Mixc Lifestyle Services Ltd.	1,765,000	6,212,380

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China Resources Pharmaceutical Group Ltd.	12,377,000	$8,003,736
	China Resources Power Holdings Co. Ltd.	6,312,820	15,699,068
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	247,585	2,048,702
#	China Risun Group Ltd.	7,503,000	3,013,729
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	20,766
#*	China Ruyi Holdings Ltd.	24,848,000	6,223,740
*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	1,486,106
	China Science Publishing & Media Ltd., Class A	131,700	423,005
*	China Shanshui Cement Group Ltd.	80,000	6,519
Ω	China Shengmu Organic Milk Ltd.	6,000,000	147,577
	China Shenhua Energy Co. Ltd., Class H	11,838,000	49,133,234
	China Shineway Pharmaceutical Group Ltd.	2,628,000	3,099,618
*	China Shuifa Singyes Energy Holdings Ltd.	97,000	3,818
*	China Silver Group Ltd.	1,098,000	41,153
	China South Publishing & Media Group Co. Ltd., Class A	681,834	1,137,305
#*	China Southern Airlines Co. Ltd., Class H	7,464,000	2,698,779
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	532,719	360,968
	China Starch Holdings Ltd.	21,115,000	409,131
	China State Construction Development Holdings Ltd.	3,546,000	1,111,199
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	5,804,930
	China State Construction International Holdings Ltd.	14,580,000	15,383,398
#*	China Sunshine Paper Holdings Co. Ltd.	5,575,500	1,343,833
	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	4,134,468
	China Taiping Insurance Holdings Co. Ltd.	11,467,330	10,484,756
	China Testing & Certification International Group Co. Ltd., Class A	400,388	412,232
*	China Tianrui Group Cement Co. Ltd., Class C	22,000	135
*	China Tianying, Inc., Class A	1,716,946	1,107,087
#	China Tobacco International HK Co. Ltd.	483,000	739,827
	China Tourism Group Duty Free Corp. Ltd., Class A	119,917	1,230,339
#Ω	China Tourism Group Duty Free Corp. Ltd., Class H	83,800	737,957
Ω	China Tower Corp. Ltd., Class H	192,760,000	22,564,356
	China Traditional Chinese Medicine Holdings Co. Ltd.	23,080,000	12,567,629
*	China TransInfo Technology Co. Ltd., Class A	561,742	757,191
	China Travel International Investment Hong Kong Ltd.	20,083,892	3,220,188
	China Tungsten & Hightech Materials Co. Ltd., Class A	908,960	1,347,288
#	China Vanke Co. Ltd., Class H	8,521,976	4,998,020
*††	China Vered Financial Holding Corp. Ltd.	29,520,000	290,766
#	China Water Affairs Group Ltd.	6,172,000	3,833,174
	China West Construction Group Co. Ltd., Class A	805,700	657,874
	China World Trade Center Co. Ltd., Class A	243,400	781,165
	China XLX Fertiliser Ltd.	5,280,000	2,400,051
	China Yangtze Power Co. Ltd., Class A	2,583,803	9,192,622
	China Yongda Automobiles Services Holdings Ltd.	11,675,000	3,163,688
Ω	China Youran Dairy Group Ltd.	1,172,000	178,690
#*Ω	China Yuhua Education Corp. Ltd.	17,870,000	1,544,413
#*	China ZhengTong Auto Services Holdings Ltd.	8,321,500	266,741
	China Zhenhua Group Science & Technology Co. Ltd., Class A	142,000	912,780
	China Zheshang Bank Co. Ltd., Class H	1,699,599	490,099
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	809,474	234,322
#††	China Zhongwang Holdings Ltd.	14,337,979	577,354
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	297,190
	Chinasoft International Ltd.	18,882,000	11,354,233
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	481,672	973,880
	Chongqing Brewery Co. Ltd., Class A	85,900	832,431
	Chongqing Changan Automobile Co. Ltd., Class A	1,146,536	2,318,782
	Chongqing Department Store Co. Ltd., Class A	245,621	881,069
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	887,606	1,671,099

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	594,430	$1,164,017
	Chongqing Gas Group Corp. Ltd., Class A	629,100	519,432
	Chongqing Machinery & Electric Co. Ltd., Class H	3,099,962	267,845
	Chongqing Rural Commercial Bank Co. Ltd., Class H	19,564,000	8,374,031
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,423,115
	Chongqing Zaisheng Technology Corp. Ltd., Class A	496,620	219,303
	Chongqing Zhifei Biological Products Co. Ltd., Class A	465,567	2,248,547
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	1,137,488
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	710,952
	Chow Tai Seng Jewellery Co. Ltd., Class A	693,289	1,526,652
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	16,682
	CIMC Enric Holdings Ltd.	6,088,000	6,023,290
Ω	CIMC Vehicles Group Co. Ltd., Class H	439,500	414,249
	Cinda Real Estate Co. Ltd., Class A	1,260,500	625,080
	Cisen Pharmaceutical Co. Ltd., Class A	287,100	632,953
	CITIC Ltd.	15,373,567	14,549,575
	CITIC Resources Holdings Ltd.	24,352,000	1,640,366
	CITIC Securities Co. Ltd., Class H	5,312,150	8,457,551
	City Development Environment Co. Ltd., Class A	492,240	835,211
*	Citychamp Watch & Jewellery Group Ltd.	9,896,000	1,313,093
*Ω	Cloud Music, Inc.	31,600	390,898
*	ClouDr Group Ltd.	28,900	11,066
#*	CMGE Technology Group Ltd.	9,486,000	1,611,175
	CMOC Group Ltd., Class H	11,451,000	10,743,433
	CMST Development Co. Ltd., Class A	1,217,100	868,913
*	CNFinance Holdings Ltd., ADR	48,387	89,516
	CNGR Advanced Material Co. Ltd., Class A	103,428	746,264
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	1,696,273	1,077,638
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,458,759
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	1,115,690	1,196,468
	COFCO Biotechnology Co. Ltd., Class A	1,079,683	937,579
#*	COFCO Joycome Foods Ltd.	19,674,000	4,463,320
	COFCO Sugar Holding Co. Ltd., Class A	780,453	1,078,695
#	Comba Telecom Systems Holdings Ltd.	13,018,000	989,443
	Concord New Energy Group Ltd.	61,435,909	4,769,244
	Consun Pharmaceutical Group Ltd.	3,841,000	2,864,235
	Contec Medical Systems Co. Ltd., Class A	98,300	218,590
	Contemporary Amperex Technology Co. Ltd., Class A	972,520	27,200,042
*	Continental Aerospace Technologies Holding Ltd.	16,594,207	372,865
*	Coolpad Group Ltd.	20,470,000	157,005
	COSCO SHIPPING Development Co. Ltd., Class H	27,918,300	2,921,273
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,972,000	7,003,741
	COSCO SHIPPING Holdings Co. Ltd., Class H	18,406,849	23,815,395
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	1,711,887
#	COSCO SHIPPING Ports Ltd.	10,664,517	6,544,375
*	Cosmopolitan International Holdings Ltd.	68,400	6,596
	CPMC Holdings Ltd.	5,047,000	4,305,355
	CQ Pharmaceutical Holding Co. Ltd., Class A	980,054	736,589
#*	Crazy Sports Group Ltd.	16,280,600	179,050
	CRRC Corp. Ltd., Class H	5,658,000	3,123,175
	Crystal Clear Electronic Material Co. Ltd., Class A	279,066	287,630
Ω	CSC Financial Co. Ltd., Class H	1,980,500	1,511,382
	CSG Holding Co. Ltd., Class A	1,475,396	1,140,967
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	394,837	1,867,817
	CSPC Pharmaceutical Group Ltd.	49,882,400	40,960,027
#	CSSC Hong Kong Shipping Co. Ltd.	8,590,000	1,520,909
	CSSC Science & Technology Co. Ltd., Class A	254,200	557,138
*Ω	CStone Pharmaceuticals	262,500	29,188
	CTS International Logistics Corp. Ltd., Class A	828,100	758,894

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	CWT International Ltd.	23,990,000	$138,002
*	Da Ming International Holdings Ltd.	112,000	15,025
	Daan Gene Co. Ltd., Class A	884,380	851,100
*	Dada Nexus Ltd., ADR	58,015	117,770
	Dalian Bio-Chem Co. Ltd., Class A	60,480	121,369
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,083,363	715,367
	Dalipal Holdings Ltd.	1,664,000	1,062,023
	Daqin Railway Co. Ltd., Class A	2,784,238	2,659,474
	Dare Power Dekor Home Co. Ltd., Class A	63,209	59,953
	Dashang Co. Ltd., Class A	211,832	597,244
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	378,556	1,135,502
#	Datang International Power Generation Co. Ltd., Class H	9,890,000	1,946,360
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	861,574
	Dazhong Transportation Group Co. Ltd., Class A	576,400	221,490
	Dazzle Fashion Co. Ltd., Class A	110,540	193,584
	DBG Technology Co. Ltd., Class A	404,756	1,252,437
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	796,583
*	Deppon Logistics Co. Ltd., Class A	455,000	1,041,605
	DHC Software Co. Ltd., Class A	697,312	524,896
	Dian Diagnostics Group Co. Ltd., Class A	345,879	671,611
	Digital China Group Co. Ltd., Class A	264,025	1,114,382
	Digital China Holdings Ltd.	4,673,000	1,705,802
	Digital China Information Service Group Co. Ltd., Class A	476,857	887,714
#*	Dingdang Health Technology Group Ltd.	681,000	104,162
	Do-Fluoride New Materials Co. Ltd., Class A	356,151	677,569
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	1,256,761
	Dongfang Electric Corp. Ltd., Class H	1,320,800	1,791,713
	Dongfang Electronics Co. Ltd., Class A	694,153	1,006,966
#	Dongfeng Motor Group Co. Ltd., Class H	17,316,000	6,279,519
	Dongguan Aohai Technology Co. Ltd., Class A	128,150	589,515
	Dongguan Development Holdings Co. Ltd., Class A	579,900	807,388
*	Dongjiang Environmental Co. Ltd., Class H	1,449,995	324,128
	Dongxing Securities Co. Ltd., Class A	645,055	782,553
	Dongyue Group Ltd.	15,660,000	13,808,314
*	DouYu International Holdings Ltd.	55,777	478,564
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,794,000	1,012,500
#*Ω	East Buy Holding Ltd.	1,421,000	3,004,285
	East Group Co. Ltd., Class A	1,237,200	947,931
	East Money Information Co. Ltd., Class A	1,433,677	2,571,623
	E-Commodities Holdings Ltd.	14,114,000	2,919,056
	Ecovacs Robotics Co. Ltd., Class A	136,092	927,771
	Edan Instruments, Inc., Class A	291,388	401,553
	Edifier Technology Co. Ltd., Class A	386,400	679,627
	Edvantage Group Holdings Ltd.	2,788,088	873,984
#	EEKA Fashion Holdings Ltd.	1,182,000	1,962,606
	EIT Environmental Development Group Co. Ltd., Class A	218,919	414,908
	Electric Connector Technology Co. Ltd., Class A	162,850	955,586
	Elion Energy Co. Ltd., Class A	1,910,265	540,778
*	Enjoyor Technology Co. Ltd., Class A	332,700	307,362
	ENN Energy Holdings Ltd.	2,178,700	18,563,368
	ENN Natural Gas Co. Ltd., Class A	809,895	2,017,738
	Eoptolink Technology, Inc. Ltd., Class A	98,044	1,149,983
	Era Co. Ltd., Class A	762,200	484,406
	Essex Bio-technology Ltd.	1,607,000	470,714
	Eternal Asia Supply Chain Management Ltd., Class A	1,441,700	717,200
#	EVA Precision Industrial Holdings Ltd.	10,950,516	1,099,453
	Eve Energy Co. Ltd., Class A	220,597	1,125,023
#	Ever Sunshine Services Group Ltd.	5,206,000	1,093,504
#Ω	Everbright Securities Co. Ltd., Class H	878,200	615,811

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	EverChina International Holdings Co.Ltd.	18,107,500	$272,776
#*Ω	Everest Medicines Ltd.	158,500	492,201
	Excellence Commercial Property & Facilities Management Group Ltd.	381,000	72,906
*	Fangda Carbon New Material Co.Ltd., Class A	784,129	547,789
*	Fangda Special Steel Technology Co.Ltd., Class A	1,345,731	771,779
*	Fanhua, Inc., Sponsored ADR	171,270	548,064
#	Far East Horizon Ltd.	14,691,000	10,905,245
*	FAW Jiefang Group Co.Ltd., Class A	579,300	717,192
	FAWER Automotive Parts Co.Ltd., Class A	903,078	712,859
	Fiberhome Telecommunication Technologies Co.Ltd., Class A	334,700	810,186
	Fibocom Wireless, Inc., Class A	374,494	890,737
*	FIH Mobile Ltd.	12,011,000	1,337,131
	Financial Street Holdings Co.Ltd., Class A	1,815,257	772,088
	FinVolution Group, ADR	626,193	2,986,941
	First Capital Securities Co.Ltd., Class A	919,300	726,214
	First Tractor Co.Ltd., Class H	1,552,000	1,607,206
#	Flat Glass Group Co.Ltd., Class H	1,561,000	3,760,096
	Focus Media Information Technology Co.Ltd., Class A	2,460,600	2,202,438
	Foryou Corp., Class A	192,100	824,173
	Foshan Haitian Flavouring & Food Co.Ltd., Class A	413,125	2,231,146
	Foshan Nationstar Optoelectronics Co.Ltd., Class A	386,684	385,472
	Fosun International Ltd.	11,174,620	6,592,927
*	Founder Holdings Ltd.	1,086,000	82,971
	Founder Securities Co.Ltd., Class A	730,500	902,558
*	Fountain SET Holdings Ltd.	234,000	15,185
	Foxconn Industrial Internet Co.Ltd., Class A	2,626,256	8,677,256
	FriendTimes, Inc.	438,000	46,516
	Fu Shou Yuan International Group Ltd.	10,952,000	7,414,307
	Fuan Pharmaceutical Group Co.Ltd., Class A	337,800	194,519
	Fufeng Group Ltd.	17,353,800	12,662,231
#*††	Fuguiniao Co.Ltd.	782,600	0
	Fujian Boss Software Development Co.Ltd., Class A	291,996	521,011
	Fujian Funeng Co.Ltd., Class A	693,683	954,096
	Fujian Longking Co.Ltd., Class A	462,211	876,607
	Fujian Star-net Communication Co.Ltd., Class A	287,508	604,537
	Fujian Sunner Development Co.Ltd., Class A	453,808	979,109
	Fulin Precision Co.Ltd., Class A	343,100	373,417
*	Fullshare Holdings Ltd.	793,650	44,847
	Fulongma Group Co.Ltd., Class A	15,572	18,897
*	Funshine Culture Group Co.Ltd., Class A	72,300	358,081
Ω	Fuyao Glass Industry Group Co.Ltd., Class H	2,937,600	17,587,590
*	Gan & Lee Pharmaceuticals Co.Ltd., Class A	74,000	510,105
Ω	Ganfeng Lithium Group Co.Ltd., Class H	2,029,439	5,951,294
	Gansu Energy Chemical Co.Ltd., Class A	4,612,800	2,242,039
	Gansu Shangfeng Cement Co.Ltd., Class A	677,390	649,524
	Gaona Aero Material Co.Ltd., Class A	334,900	820,018
*	Gaush Meditech Ltd.	35,400	90,157
	G-bits Network Technology Xiamen Co.Ltd., Class A	34,600	930,432
	GCL Energy Technology Co.Ltd., Class A	835,995	1,089,950
#*	GCL New Energy Holdings Ltd.	2,556,218	105,693
	GCL Technology Holdings Ltd.	93,070,320	13,784,906
	GD Power Development Co.Ltd., Class A	1,913,278	1,352,018
#*	GDS Holdings Ltd., ADR	145,833	1,189,997
*	GDS Holdings Ltd., Class A	3,888,300	3,949,726
	Geely Automobile Holdings Ltd.	25,172,000	30,295,974
	GEM Co.Ltd., Class A	554,200	531,229
	Gemdale Corp., Class A	1,960,600	1,072,859
#	Gemdale Properties & Investment Corp.Ltd.	56,724,000	2,018,199
Ω	Genertec Universal Medical Group Co.Ltd.	7,368,500	4,424,029

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Genimous Technology Co.Ltd., Class A	802,186	$734,276
	Geovis Technology Co.Ltd., Class A	43,050	319,762
	GEPIC Energy Development Co.Ltd., Class A	522,400	451,000
	Getein Biotech, Inc., Class A	287,778	372,855
	GF Securities Co.Ltd., Class H	3,685,000	3,671,149
*Ω	Giant Biogene Holding Co.Ltd.	179,400	1,093,036
	Giant Network Group Co.Ltd., Class A	444,648	718,765
	GigaDevice Semiconductor, Inc., Class A	42,903	462,775
	Ginlong Technologies Co.Ltd., Class A	96,959	713,900
	Glarun Technology Co.Ltd., Class A	365,400	719,777
*	Glorious Property Holdings Ltd.	8,989,712	11,473
	GoerTek, Inc., Class A	459,244	997,179
	Goldcard Smart Group Co.Ltd., Class A	195,200	387,208
Ω	Golden Throat Holdings Group Co.Ltd.	1,082,500	514,001
	GoldenHome Living Co.Ltd., Class A	48,860	147,084
	Goldenmax International Group Ltd., Class A	466,171	442,729
	Goldlion Holdings Ltd.	1,458,866	189,365
	Goldpac Group Ltd.	2,119,000	389,962
	Goldwind Science & Technology Co.Ltd., Class H	4,586,984	1,834,120
#*	GOME Retail Holdings Ltd.	73,215,660	307,830
	Goneo Group Co.Ltd., Class A	40,400	665,355
*	Goodbaby International Holdings Ltd.	1,593,000	139,778
	GoodWe Technologies Co.Ltd., Class A	44,707	571,694
*	Gosuncn Technology Group Co.Ltd., Class A.	680,600	335,052
*	Gotion High-tech Co.Ltd., Class A	255,300	658,952
*	Grand Baoxin Auto Group Ltd.	6,864	147
*	Grand Ocean Advanced Resources Co.Ltd.	120,000	1,622
	Grand Pharmaceutical Group Ltd., Class L	10,445,500	5,765,910
	Grandblue Environment Co.Ltd., Class A	282,227	716,964
*	Grandjoy Holdings Group Co.Ltd., Class A	1,580,701	575,257
	Great Wall Motor Co.Ltd., Class H	5,321,250	8,041,163
*	Greattown Holdings Ltd., Class A	768,452	415,937
*	Greatview Aseptic Packaging Co.Ltd.	6,620,000	1,787,817
	Gree Electric Appliances, Inc.of Zhuhai, Class A	681,853	3,955,606
*	Gree Real Estate Co.Ltd., Class A	675,957	543,278
*	Greenland Hong Kong Holdings Ltd.	850,275	23,972
	Greentown China Holdings Ltd.	8,523,500	7,473,546
Ω	Greentown Management Holdings Co.Ltd.	3,714,000	3,174,678
	Greentown Service Group Co.Ltd.	10,690,000	4,856,707
	GRG Banking Equipment Co.Ltd., Class A	431,426	706,981
	GRG Metrology & Test Group Co.Ltd., Class A	343,000	691,058
	Grinm Advanced Materials Co.Ltd., Class A	223,900	296,335
	Guangdong Advertising Group Co.Ltd., Class A	1,014,100	739,096
	Guangdong Aofei Data Technology Co.Ltd., Class A	378,043	619,527
	Guangdong Baolihua New Energy Stock Co.Ltd., Class A	785,111	608,386
*	Guangdong Create Century Intelligent Equipment Group Corp.Ltd., Class A	49,428	39,344
*	Guangdong Dongfang Precision Science & Technology Co.Ltd., Class A	811,602	707,939
	Guangdong Dongpeng Holdings Co.Ltd., Class A	642,488	604,292
	Guangdong Dowstone Technology Co.Ltd., Class A	331,132	497,602
	Guangdong Ellington Electronics Technology Co.Ltd., Class A	531,516	528,649
	Guangdong Great River Smarter Logistics Co.Ltd., Class A	207,564	406,807
	Guangdong Haid Group Co.Ltd., Class A	317,568	2,185,041
*	Guangdong HEC Technology Holding Co.Ltd., Class A	660,145	806,436
	Guangdong Hongda Holdings Group Co.Ltd., Class A	329,900	967,883
	Guangdong Hybribio Biotech Co.Ltd., Class A	392,803	338,528
	Guangdong Investment Ltd.	11,824,000	6,176,446
	Guangdong Kinlong Hardware Products Co.Ltd., Class A	162,400	740,869
	Guangdong Land Holdings Ltd.	585,361	21,337

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co.Ltd., Class A	812,311	$1,149,686
	Guangdong Shirongzhaoye Co.Ltd., Class A	50,515	38,059
	Guangdong Sirio Pharma Co.Ltd., Class A	78,500	423,436
	Guangdong South New Media Co.Ltd., Class A	143,679	746,593
	Guangdong Tapai Group Co.Ltd., Class A	721,995	689,221
	Guangdong Topstar Technology Co.Ltd., Class A	224,858	419,205
	Guangdong Xinbao Electrical Appliances Holdings Co.Ltd., Class A	509,400	1,164,653
	Guangdong Zhongnan Iron & Steel Co.Ltd., Class A	1,450,581	436,975
	Guangdong Zhongsheng Pharmaceutical Co.Ltd., Class A	314,304	655,953
	Guanghui Energy Co.Ltd., Class A	2,456,214	2,496,820
*	Guangshen Railway Co.Ltd., Class H	10,366,700	2,814,265
	Guangxi Liugong Machinery Co.Ltd., Class A	1,058,463	1,534,689
	Guangxi LiuYao Group Co.Ltd., Class A	222,500	698,801
	Guangxi Wuzhou Zhongheng Group Co.Ltd., Class A	1,883,314	634,142
	Guangzhou Automobile Group Co.Ltd., Class H	8,745,690	3,613,058
*	Guangzhou Baiyun International Airport Co.Ltd., Class A	781,426	1,114,272
	Guangzhou Baiyunshan Pharmaceutical Holdings Co.Ltd., Class H	1,108,000	2,947,377
	Guangzhou Great Power Energy & Technology Co.Ltd., Class A	258,200	850,950
	Guangzhou Haige Communications Group, Inc.Co., Class A	468,950	703,732
*	Guangzhou Hi-Target Navigation Tech Co.Ltd., Class A	139,300	137,916
	Guangzhou KDT Machinery Co.Ltd., Class A	255,710	764,200
	Guangzhou Kingmed Diagnostics Group Co.Ltd., Class A	93,500	493,976
	Guangzhou Restaurant Group Co.Ltd., Class A	310,087	781,689
	Guangzhou Shiyuan Electronic Technology Co.Ltd., Class A	161,224	742,318
	Guangzhou Tinci Materials Technology Co.Ltd., Class A	520,960	1,504,852
	Guangzhou Wondfo Biotech Co.Ltd., Class A	212,814	811,270
	Guangzhou Yuexiu Capital Holdings Group Co.Ltd., Class A	756,337	602,411
	Guangzhou Zhujiang Brewery Co.Ltd., Class A	372,700	433,502
	Guilin Sanjin Pharmaceutical Co.Ltd., Class A	252,482	497,622
*	Guizhou Bailing Group Pharmaceutical Co.Ltd., Class A	547,200	488,146
*	Guizhou Broadcasting & TV Information Network Co.Ltd., Class A	688,300	701,898
*	Guizhou Gas Group Corp.Ltd., Class A	43,240	43,367
	Guizhou Panjiang Refined Coal Co.Ltd., Class A	1,568,572	1,262,220
	Guizhou Xinbang Pharmaceutical Co.Ltd., Class A	1,112,897	607,553
	Guizhou Zhenhua E-chem, Inc., Class A	296,032	528,396
#*	Guolian Securities Co.Ltd., Class H	758,000	350,575
	Guomai Technologies, Inc., Class A	601,054	576,876
	Guosen Securities Co.Ltd., Class A	764,897	945,708
*	Guosheng Financial Holding, Inc., Class A	590,176	966,138
Ω	Guotai Junan Securities Co.Ltd., Class H	967,200	1,028,182
	Guoyuan Securities Co.Ltd., Class A	791,545	742,694
	H World Group Ltd., ADR	380,656	13,973,882
	H World Group Ltd.	113,000	420,436
#*Ω	Haichang Ocean Park Holdings Ltd.	9,407,000	961,340
Ω	Haidilao International Holding Ltd.	4,362,000	9,841,577
	Haier Smart Home Co.Ltd., Class A	914,762	3,805,491
	Haier Smart Home Co.Ltd., Class H	8,068,799	29,887,015
	Hailir Pesticides & Chemicals Group Co.Ltd., Class A	175,824	357,020
*	Hainan Airlines Holding Co.Ltd., Class A	5,452,800	1,028,577
	Hainan Haide Capital Management Co.Ltd., Class A	853,789	1,159,725
*	Hainan Meilan International Airport Co.Ltd., Class H	1,516,000	1,476,366
	Hainan Poly Pharm Co.Ltd., Class A	204,396	349,113
	Hainan Strait Shipping Co.Ltd., Class A	1,108,500	984,164
	Haitian International Holdings Ltd.	5,846,000	19,039,526
	Haitong Securities Co.Ltd., Class H	6,225,200	2,973,289
Ω	Haitong UniTrust International Leasing Co.Ltd., Class H	4,840,000	524,321
	Hand Enterprise Solutions Co.Ltd., Class A	784,209	714,744
	Hang Zhou Great Star Industrial Co.Ltd., Class A	308,200	1,074,014
	Hangcha Group Co.Ltd., Class A	480,469	1,983,836

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangjin Technology Co.Ltd., Class A	98,800	$379,142
	Hangxiao Steel Structure Co.Ltd., Class A	1,437,920	557,661
	Hangzhou Binjiang Real Estate Group Co.Ltd., Class A	564,499	522,245
	Hangzhou Chang Chuan Technology Co.Ltd., Class A	41,400	166,217
	Hangzhou Electronic Soul Network Technology Co.Ltd., Class A	124,800	317,124
	Hangzhou First Applied Material Co.Ltd., Class A	251,219	939,313
	Hangzhou Haoyue Personal Care Co.Ltd., Class A	83,158	515,014
	Hangzhou Lion Microelectronics Co.Ltd., Class A	277,420	841,390
	Hangzhou Onechance Tech Corp., Class A	109,900	270,489
	Hangzhou Oxygen Plant Group Co.Ltd., Class A	263,057	989,533
	Hangzhou Robam Appliances Co.Ltd., Class A	245,545	799,851
	Hangzhou Silan Microelectronics Co.Ltd., Class A	152,300	401,257
	Hangzhou Tigermed Consulting Co.Ltd., Class A	32,500	263,966
#Ω	Hangzhou Tigermed Consulting Co.Ltd., Class H	391,400	1,728,381
	Han’s Laser Technology Industry Group Co.Ltd., Class A	545,961	1,585,899
Ω	Hansoh Pharmaceutical Group Co.Ltd.	2,436,000	5,382,813
	Haohua Chemical Science & Technology Co.Ltd., Class A	164,700	705,079
*Ω	Harbin Bank Co.Ltd., Class H	2,333,000	90,619
	Harbin Boshi Automation Co.Ltd., Class A	411,266	869,270
	Harbin Electric Co.Ltd., Class H	4,808,587	1,553,153
*	Harbin Gloria Pharmaceuticals Co.Ltd., Class A	878,100	263,234
*	Harbin Pharmaceutical Group Co.Ltd., Class A	1,513,136	647,040
	HBIS Resources Co.Ltd., Class A	445,700	1,112,058
*Ω	HBM Holdings Ltd.	1,447,000	215,877
	Health & Happiness H&H International Holdings Ltd.	2,034,500	2,644,978
*	Healthcare Co.Ltd., Class A	339,190	392,012
	Hebei Changshan Biochemical Pharmaceutical Co.Ltd., Class A	229,400	368,645
*	Hebei Construction Group Corp.Ltd., Class H	215,500	14,294
	Hebei Hengshui Laobaigan Liquor Co.Ltd., Class A	250,200	745,020
*	Hebei Sinopack Electronic Technology Co.Ltd., Class A	24,300	215,091
	Hefei Meiya Optoelectronic Technology, Inc., Class A	276,410	681,165
	Hefei Urban Construction Development Co.Ltd., Class A	460,061	317,333
	Heilongjiang Agriculture Co.Ltd., Class A	406,700	733,808
	Helens International Holdings Co.Ltd.	124,500	52,258
	Hello Group, Inc., Sponsored ADR	1,480,967	8,634,038
	Henan Jinma Energy Co.Ltd., Class H	496,000	59,007
	Henan Liliang Diamond Co.Ltd., Class A	128,000	595,412
	Henan Lingrui Pharmaceutical Co., Class A	313,700	1,100,940
	Henan Mingtai Al Industrial Co.Ltd., Class A	742,300	1,253,441
	Henan Pinggao Electric Co.Ltd., Class A	733,300	1,500,645
	Henan Shenhuo Coal Industry & Electricity Power Co.Ltd., Class A	774,392	2,311,034
	Henan Shuanghui Investment & Development Co.Ltd., Class A	565,143	2,101,346
	Henan Thinker Automatic Equipment Co.Ltd., Class A	238,700	718,692
*	Henan Yicheng New Energy Co.Ltd., Class A	1,148,700	646,397
	Henan Yuguang Gold & Lead Co.Ltd., Class A	832,600	753,815
*	Henan Yuneng Holdings Co.Ltd., Class A	499,099	294,284
	Henan Zhongyuan Expressway Co.Ltd., Class A	1,011,125	522,187
	Hengan International Group Co.Ltd.	5,364,622	18,009,952
*	Hengdeli Holdings Ltd.	14,196,800	275,993
	Hengdian Group DMEGC Magnetics Co.Ltd., Class A	637,630	1,264,094
*	Hengli Petrochemical Co.Ltd., Class A	931,912	1,989,588
	Hengtong Optic-electric Co.Ltd., Class A	596,604	1,161,409
*	Hengyi Petrochemical Co.Ltd., Class A	1,012,044	1,045,183
	Hesteel Co.Ltd., Class A	4,520,900	1,363,997
	Hexing Electrical Co.Ltd., Class A	300,710	1,893,871
*	Hezong Sience&Technology Co.Ltd., Class A	520,300	208,404
*	Hi Sun Technology China Ltd.	9,834,000	652,388
	Hisense Home Appliances Group Co.Ltd., Class H	2,907,000	12,159,264
	Hithink RoyalFlush Information Network Co.Ltd., Class A	61,216	1,015,229

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	HLA Group Corp.Ltd., Class A	829,100	$1,041,165
	Homeland Interactive Technology Ltd.	452,000	120,461
	Hongfa Technology Co.Ltd., Class A	172,336	677,708
*	Honghua Group Ltd.	18,594,000	206,296
*	Hongli Zhihui Group Co.Ltd., Class A	328,600	279,897
	Hongta Securities Co.Ltd., Class A	191,149	190,037
*	Hopson Development Holdings Ltd.	10,186,352	4,840,592
#*	Horizon Construction Development Ltd.	638,405	162,115
	Hoyuan Green Energy Co.Ltd., Class A	225,026	681,678
#*Ω	Hua Hong Semiconductor Ltd.	4,589,000	9,043,555
*	Hua Yin International Holdings Ltd.	175,000	940
	Huaan Securities Co.Ltd., Class A	1,353,040	900,767
	Huabao Flavours & Fragrances Co.Ltd., Class A	125,800	323,727
#	Huadian Power International Corp.Ltd., Class H	6,306,000	3,443,329
	Huadong Medicine Co.Ltd., Class A	385,032	1,748,955
	Huafon Chemical Co.Ltd., Class A	1,344,691	1,507,782
*	Huafon Microfibre Shanghai Technology Co.Ltd., Class A	808,365	445,883
*	Huafu Fashion Co.Ltd., Class A	998,950	656,055
	Huagong Tech Co.Ltd., Class A	117,400	537,169
	Huaibei Mining Holdings Co.Ltd., Class A	943,000	2,508,456
	Hualan Biological Engineering, Inc., Class A	292,960	786,438
*	Huaneng Power International, Inc., Class H	10,330,000	6,575,055
#*	Huanxi Media Group Ltd.	2,260,000	163,606
	Huapont Life Sciences Co.Ltd., Class A	1,236,723	791,681
Ω	Huatai Securities Co.Ltd., Class H	3,226,600	3,815,840
*	Huawen Media Group, Class A	875,755	155,318
*	Huaxi Holdings Co.Ltd.	152,000	17,427
	Huaxi Securities Co.Ltd., Class A	593,500	604,491
	Huaxia Bank Co.Ltd., Class A	2,003,788	1,854,472
	Huaxin Cement Co.Ltd., Class A	667,224	1,278,715
	Huaxin Cement Co.Ltd., Class H	442,500	394,157
	Huayu Automotive Systems Co.Ltd., Class A	943,531	2,142,223
#	Huazhong In-Vehicle Holdings Co.Ltd.	2,984,000	892,159
	Hubei Biocause Pharmaceutical Co.Ltd., Class A	3,206,237	1,049,809
	Hubei Dinglong Co.Ltd., Class A	90,000	293,498
	Hubei Energy Group Co.Ltd., Class A	904,500	718,872
	Hubei Feilihua Quartz Glass Co.Ltd., Class A	226,453	839,288
	Hubei Jumpcan Pharmaceutical Co.Ltd., Class A	358,905	2,035,418
	Hubei Xingfa Chemicals Group Co.Ltd., Class A	440,078	1,303,088
	Huishang Bank Corp.Ltd., Class H	1,464,400	445,604
#*Ω	Huitongda Network Co.Ltd., Class H	31,900	116,721
	Huizhou Desay Sv Automotive Co.Ltd., Class A	50,016	863,803
	Humanwell Healthcare Group Co.Ltd., Class A	408,900	1,140,129
	Hunan Aihua Group Co.Ltd., Class A	238,422	486,251
	Hunan Er-Kang Pharmaceutical Co.Ltd., Class A	1,135,400	402,398
*	Hunan Friendship & Apollo Commercial Co.Ltd., Class A	755,300	267,553
	Hunan Gold Corp.Ltd., Class A	632,904	1,352,783
	Hunan TV & Broadcast Intermediary Co.Ltd., Class A	973,500	782,726
	Hunan Valin Steel Co.Ltd., Class A	2,191,200	1,576,580
	Hunan Zhongke Electric Co.Ltd., Class A	371,000	499,996
	Hundsun Technologies, Inc., Class A	175,629	496,161
*	HUYA, Inc., ADR	531,585	2,386,817
#Ω	Hygeia Healthcare Holdings Co.Ltd., Class C	2,034,600	8,397,670
*	Hytera Communications Corp.Ltd., Class A	1,044,702	611,368
*	HyUnion Holding Co.Ltd., Class A	565,900	443,262
*	Hywin Holdings Ltd., ADR	4,933	3,985
#*Ω	iDreamSky Technology Holdings Ltd.	2,452,000	907,195
	IEIT Systems Co.Ltd., Class A	155,600	867,688
	Iflytek Co.Ltd., Class A	80,990	500,660

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	IKD Co.Ltd., Class A	252,133	$669,139
Ω	IMAX China Holding, Inc.	911,700	819,941
	Imeik Technology Development Co.Ltd., Class A	44,940	1,329,291
	Industrial & Commercial Bank of China Ltd., Class H	126,091,725	67,613,917
	Industrial Bank Co.Ltd., Class A	3,638,780	8,451,628
	Industrial Securities Co.Ltd., Class A	1,569,032	1,205,436
	Infore Environment Technology Group Co.Ltd., Class A	1,567,801	1,107,889
#Ω	Ingdan, Inc.	3,976,000	538,662
	Ingenic Semiconductor Co.Ltd., Class A	46,800	407,632
*	Inkeverse Group Ltd.	2,671,000	280,974
	Inmyshow Digital Technology Group Co.Ltd., Class A	521,600	329,915
*	Inner Mongolia BaoTou Steel Union Co.Ltd., Class A	6,794,100	1,495,927
	Inner Mongolia Dian Tou Energy Corp.Ltd., Class A	937,012	2,723,067
	Inner Mongolia ERDOS Resources Co.Ltd., Class A	688,464	1,170,490
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co.Ltd., Class A	2,678,576	1,554,427
	Inner Mongolia MengDian HuaNeng Thermal Power Corp.Ltd., Class A	854,400	514,692
	Inner Mongolia Xingye Silver&Tin Mining Co.Ltd., Class A	967,500	1,713,091
	Inner Mongolia Yili Industrial Group Co.Ltd., Class A	1,047,500	4,127,860
	Inner Mongolia Yuan Xing Energy Co.Ltd., Class A	1,457,300	1,441,154
*Ω	InnoCare Pharma Ltd.	2,272,000	1,335,809
*Ω	Innovent Biologics, Inc.	706,000	3,417,721
	Innuovo Technology Co.Ltd., Class A	469,800	401,643
	Inspur Digital Enterprise Technology Ltd.	2,578,000	1,273,139
	Intco Medical Technology Co.Ltd., Class A	468,093	1,779,810
	Intron Technology Holdings Ltd.	1,330,000	320,339
*	iQIYI, Inc., ADR	2,505,456	12,151,462
#	IVD Medical Holding Ltd.	677,000	173,951
	JA Solar Technology Co.Ltd., Class A	869,920	1,705,935
*Ω	Jacobio Pharmaceuticals Group Co.Ltd.	138,600	29,837
	Jade Bird Fire Co.Ltd., Class A	425,013	851,501
	Jafron Biomedical Co.Ltd., Class A	149,867	569,068
	Jason Furniture Hangzhou Co.Ltd., Class A	197,857	910,761
	JCET Group Co.Ltd., Class A	589,306	2,077,526
*Ω	JD Health International, Inc.	2,228,500	7,601,021
*Ω	JD Logistics, Inc.	512,700	554,908
	JD.com, Inc., ADR	54,206	1,566,011
	JD.com, Inc., Class A	3,314,942	47,762,913
	Jenkem Technology Co.Ltd., Class A	21,835	241,085
	JH Educational Technology, Inc.	668,000	59,414
	Jia Yao Holdings Ltd.	114,000	50,975
	Jiajiayue Group Co.Ltd., Class A	313,501	459,146
	Jiangling Motors Corp.Ltd., Class A	384,025	1,379,966
	Jiangsu Azure Corp., Class A	621,740	719,720
*	Jiangsu Bioperfectus Technologies Co.Ltd., Class A	42,420	428,744
	Jiangsu Changshu Rural Commercial Bank Co.Ltd., Class A	1,020,800	1,120,257
	Jiangsu Cnano Technology Co.Ltd., Class A	136,706	552,498
	Jiangsu Dingsheng New Energy Materials Co.Ltd., Class A	539,640	773,700
	Jiangsu Eastern Shenghong Co.Ltd., Class A	569,453	778,178
*	Jiangsu Etern Co.Ltd., Class A	378,500	235,906
	Jiangsu Expressway Co.Ltd., Class H	5,474,000	5,368,440
	Jiangsu Guomao Reducer Co.Ltd., Class A	291,585	546,531
	Jiangsu Guotai International Group Co.Ltd., Class A	1,108,319	1,156,540
	Jiangsu Haili Wind Power Equipment Technology Co.Ltd., Class A	109,800	736,230
	Jiangsu Hengli Hydraulic Co.Ltd., Class A	105,354	741,646
	Jiangsu Hengrui Pharmaceuticals Co.Ltd., Class A	294,954	1,872,941
	Jiangsu Hengshun Vinegar Industry Co.Ltd., Class A	247,728	279,898
*	Jiangsu Hoperun Software Co.Ltd., Class A	30,600	95,078
	Jiangsu Huahong Technology Stock Co.Ltd., Class A	380,700	561,908

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiangyin Rural Commercial Bank Co.Ltd., Class A	1,815,200	$984,616
	Jiangsu Jiejie Microelectronics Co.Ltd., Class A	289,837	667,499
	Jiangsu Kanion Pharmaceutical Co.Ltd., Class A	377,180	1,020,305
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	261,601	2,068,688
	Jiangsu Lihua Animal Husbandry Stock Co.Ltd., Class A	302,060	910,051
	Jiangsu Linyang Energy Co.Ltd., Class A	1,294,500	1,179,415
*	Jiangsu Lopal Tech Co.Ltd., Class A	239,000	318,943
	Jiangsu Nata Opto-electronic Material Co.Ltd., Class A	207,600	728,610
	Jiangsu Nhwa Pharmaceutical Co.Ltd., Class A	260,900	899,319
	Jiangsu Pacific Quartz Co.Ltd., Class A	89,800	969,196
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	852,700	1,206,031
	Jiangsu Shagang Co.Ltd., Class A	1,286,832	710,997
	Jiangsu Shuangxing Color Plastic New Materials Co.Ltd., Class A	649,100	574,970
	Jiangsu Sidike New Material Science & Technology Co.Ltd., Class A	227,284	282,424
	Jiangsu Sopo Chemical Co., Class A	483,716	454,315
	Jiangsu ToLand Alloy Co.Ltd., Class A	143,170	476,866
	Jiangsu Yanghe Distillery Co.Ltd., Class A	243,158	3,182,881
	Jiangsu Yangnong Chemical Co.Ltd., Class A	121,390	1,077,419
	Jiangsu Yoke Technology Co.Ltd., Class A.	52,300	460,060
	Jiangsu Yuyue Medical Equipment & Supply Co.Ltd., Class A	192,674	1,027,413
	Jiangsu Zhangjiagang Rural Commercial Bank Co.Ltd., Class A	1,650,271	944,835
	Jiangsu Zhongtian Technology Co.Ltd., Class A	779,306	1,453,988
	Jiangsu Zijin Rural Commercial Bank Co.Ltd., Class A	2,699,900	992,932
#	Jiangxi Bank Co.Ltd., Class H	121,500	11,772
	Jiangxi Copper Co.Ltd., Class H	4,994,000	10,170,932
*	Jiangxi Fushine Pharmaceutical Co.Ltd., Class A	245,900	382,848
	Jiangxi Huangshanghuang Group Food Co.Ltd., Class A	218,000	246,746
	Jiangxi Wannianqing Cement Co.Ltd., Class A	485,348	373,026
	Jiangxi Xinyu Guoke Technology Co.Ltd., Class A	89,336	249,117
	Jiangzhong Pharmaceutical Co.Ltd., Class A	331,900	1,220,754
	Jiaozuo Wanfang Aluminum Manufacturing Co.Ltd., Class A	676,600	698,886
	Jiayou International Logistics Co.Ltd., Class A	419,911	1,474,683
	Jilin Aodong Pharmaceutical Group Co.Ltd., Class A	289,270	593,612
*	Jilin Chemical Fibre, Class A	1,293,000	649,879
	Jilin Electric Power Co.Ltd., Class A	967,000	631,664
††	Jilin Zixin Pharmaceutical Industrial Co.Ltd., Class A	244,700	4,731
#	Jinchuan Group International Resources Co.Ltd	18,099,000	1,767,831
	Jinduicheng Molybdenum Co.Ltd., Class A	1,186,700	1,856,441
	Jingjin Equipment, Inc., Class A	328,040	1,049,441
	Jinhui Liquor Co.Ltd., Class A	195,700	592,266
*	Jinke Smart Services Group Co.Ltd., Class H	72,000	83,350
#	JinkoSolar Holding Co.Ltd., ADR	322,091	7,768,835
	Jinlei Technology Co.Ltd., Class A	163,500	423,885
	Jinmao Property Services Co.Ltd	345,664	107,466
	Jinneng Holding Shanxi Coal Industry Co.Ltd., Class A	619,700	1,357,612
*	Jinneng Holding Shanxi Electric Power Co.Ltd., Class A	1,055,100	363,639
	Jinneng Science&Technology Co.Ltd., Class A	480,459	449,418
#*Ω	Jinxin Fertility Group Ltd.	9,903,500	3,339,905
	Jinyu Bio-Technology Co.Ltd., Class A	504,300	634,788
	JiuGui Liquor Co.Ltd., Class A	70,100	492,746
#Ω	Jiumaojiu International Holdings Ltd	6,175,000	3,878,261
	Jiuzhitang Co.Ltd., Class A	525,900	568,848
	Jizhong Energy Resources Co.Ltd., Class A	1,534,400	1,586,788
	JL Mag Rare-Earth Co.Ltd., Class A	209,387	429,199
	JNBY Design Ltd.	1,738,000	3,164,493
	Joincare Pharmaceutical Group Industry Co.Ltd., Class A	712,349	1,193,383
	Joinn Laboratories China Co.Ltd., Class A	453,092	1,021,011
	Jointo Energy Investment Co.Ltd.Hebei, Class A	635,500	609,271
	Jointown Pharmaceutical Group Co.Ltd., Class A	1,338,064	1,513,940

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jonjee Hi-Tech Industrial & Commercial Holding Co.Ltd., Class A	122,478	$498,030
	Joy City Property Ltd.	22,524,000	637,920
	Joyoung Co.Ltd., Class A	361,034	576,194
Ω	JS Global Lifestyle Co.Ltd.	6,813,500	1,313,877
	JSTI Group, Class A	712,300	831,265
	Ju Teng International Holdings Ltd.	6,558,090	864,793
	Juewei Food Co.Ltd., Class A	360,299	1,006,806
*	Juneyao Airlines Co.Ltd., Class A	466,400	790,712
*	Jutal Offshore Oil Services Ltd.	592,000	53,046
*Ω	JW Cayman Therapeutics Co.Ltd.	211,500	48,082
	Kaishan Group Co.Ltd., Class A	516,300	921,854
*Ω	Kangda International Environmental Co.Ltd.	2,313,000	68,486
	Kangji Medical Holdings Ltd.	921,000	847,441
*	Kasen International Holdings Ltd.	1,083,000	38,323
	KBC Corp.Ltd., Class A	68,120	351,318
	Keboda Technology Co.Ltd., Class A	14,700	146,467
*	Keeson Technology Corp.Ltd., Class A	138,302	229,353
	Kehua Data Co.Ltd., Class A	312,960	1,140,605
	Keshun Waterproof Technologies Co.Ltd., Class A	673,200	419,458
*	Kidswant Children Products Co.Ltd., Class A	739,700	657,750
	Kinetic Development Group Ltd.	7,072,000	820,942
#	Kingboard Holdings Ltd.	6,738,666	14,810,066
#	Kingboard Laminates Holdings Ltd.	9,783,984	8,381,217
	KingClean Electric Co.Ltd., Class A	174,968	635,355
	Kingfa Sci & Tech Co.Ltd., Class A	914,590	939,775
	Kingsoft Corp.Ltd.	5,783,600	18,790,816
*	Ko Yo Chemical Group Ltd.	1,440,000	13,382
	Konfoong Materials International Co.Ltd., Class A	98,459	649,514
*	Kong Sun Holdings Ltd.	575,000	1,366
*	Konka Group Co.Ltd., Class A	857,300	362,084
	KPC Pharmaceuticals, Inc., Class A	466,396	1,461,380
*Ω	Kuaishou Technology	857,500	6,011,679
*	Kuang-Chi Technologies Co.Ltd., Class A	133,735	360,303
	Kunlun Energy Co.Ltd.	24,232,000	23,489,985
*	Kunlun Tech Co.Ltd., Class A	129,493	706,796
*	Kunming Yunnei Power Co.Ltd., Class A	454,200	136,506
	Kunshan Dongwei Technology Co.Ltd., Class A	49,578	228,849
*	Kunshan Kersen Science & Technology Co.Ltd., Class A	130,506	110,953
	Kunshan Kinglai Hygienic Materials Co.Ltd., Class A	152,880	516,364
	Kunwu Jiuding Investment Holdings Co.Ltd., Class A	98,182	210,179
	Kweichow Moutai Co.Ltd., Class A	194,074	45,501,273
#*	KWG Group Holdings Ltd.	9,883,644	443,000
#*	KWG Living Group Holdings Ltd.	8,727,072	393,279
*	Lakala Payment Co.Ltd., Class A	384,568	764,371
*	Lancy Co.Ltd., Class A	222,700	535,910
*	Lanzhou Lishang Guochao Industrial Group Co.Ltd., Class A	306,300	178,419
	Lao Feng Xiang Co.Ltd., Class A	179,880	1,913,912
	Laobaixing Pharmacy Chain JSC, Class A	275,701	1,271,888
	Launch Tech Co.Ltd., Class H	82,000	28,844
	LB Group Co.Ltd., Class A	707,685	2,045,884
	Lee & Man Chemical Co.Ltd.	1,849,339	791,502
	Lee & Man Paper Manufacturing Ltd.	9,929,200	2,988,644
	Lee’s Pharmaceutical Holdings Ltd.	2,451,000	346,331
Ω	Legend Holdings Corp., Class H	5,077,900	3,586,507
	Lenovo Group Ltd.	36,440,000	40,986,240
	Lens Technology Co.Ltd., Class A	1,156,528	2,273,298
*	Leo Group Co.Ltd., Class A	4,228,600	1,162,169
	Leoch International Technology Ltd.	181,000	29,440
	Lepu Medical Technology Beijing Co.Ltd., Class A	389,130	791,904

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Levima Advanced Materials Corp., Class A	112,800	$265,583
	LexinFintech Holdings Ltd., ADR	611,773	1,027,779
	Leyard Optoelectronic Co.Ltd., Class A	1,228,650	845,786
#*	Li Auto, Inc., ADR	236,097	6,204,629
*	Li Auto, Inc., Class A	96,400	1,263,023
	Li Ning Co.Ltd.	12,088,583	31,646,299
	LianChuang Electronic Technology Co.Ltd., Class A	218,100	224,444
	Lianhe Chemical Technology Co.Ltd., Class A	566,697	461,811
*	Liao Ning Oxiranchem, Inc., Class A	358,000	259,665
	Liaoning Cheng Da Co.Ltd., Class A	696,334	993,791
	Liaoning Port Co.Ltd., Class H	1,402,000	110,541
*	Lier Chemical Co.Ltd., Class A	605,680	797,967
*	Lifestyle China Group Ltd.	1,898,000	181,362
#*	Lifetech Scientific Corp.	20,348,000	4,462,420
*	Lingbao Gold Group Co.Ltd., Class H	1,324,000	495,846
*	LingNan Eco&Culture-Tourism Co.Ltd., Class A	755,003	196,513
	Lingyi iTech Guangdong Co., Class A	1,632,900	1,167,683
#Ω	Linklogis, Inc., Class B	3,565,000	777,425
*	Liuzhou Iron & Steel Co.Ltd., Class A	931,417	376,086
#	Livzon Pharmaceutical Group, Inc., Class H	1,212,417	4,152,341
	Lizhong Sitong Light Alloys Group Co.Ltd., Class A	333,840	906,077
	LK Technology Holdings Ltd.	3,862,500	1,564,814
	Loncin Motor Co.Ltd., Class A	1,279,488	1,143,465
*	Long Yuan Construction Group Co.Ltd., Class A	423,402	154,889
Ω	Longfor Group Holdings Ltd.	11,538,500	17,090,186
	Longhua Technology Group Luoyang Co.Ltd., Class A	438,831	374,809
	LONGi Green Energy Technology Co.Ltd., Class A	1,469,015	3,678,328
	Longshine Technology Group Co.Ltd., Class A	577,051	791,824
	Lonking Holdings Ltd.	19,002,000	3,491,739
	Luenmei Quantum Co.Ltd., Class A	1,012,605	822,607
	Luolai Lifestyle Technology Co.Ltd., Class A	298,129	370,064
	Luoniushan Co.Ltd., Class A	583,000	396,900
*	Luoxin Pharmaceuticals Group Stock Co.Ltd., Class A	594,097	378,756
	Luoyang Xinqianglian Slewing Bearing Co.Ltd., Class A	176,290	490,641
*	Lushang Freda Pharmaceutical Co.Ltd., Class A	344,700	374,620
	Luxi Chemical Group Co.Ltd., Class A	879,500	1,403,693
	Luxshare Precision Industry Co.Ltd., Class A	1,375,261	5,512,433
#*Ω	Luye Pharma Group Ltd.	13,832,000	4,873,811
	Luzhou Laojiao Co.Ltd., Class A	240,076	6,144,884
#*	LVGEM China Real Estate Investment Co.Ltd.	1,318,000	135,944
*	Maanshan Iron & Steel Co.Ltd., Class H	11,626,177	1,700,511
	Maccura Biotechnology Co.Ltd., Class A	380,173	687,614
	Mango Excellent Media Co.Ltd., Class A	591,497	1,904,346
*Ω	Maoyan Entertainment	2,208,400	2,730,393
*	Markor International Home Furnishings Co.Ltd., Class A	145,151	47,082
	Maxscend Microelectronics Co.Ltd., Class A	37,488	467,072
	Maxvision Technology Corp., Class A	90,000	286,463
	Mayinglong Pharmaceutical Group Co.Ltd., Class A	233,600	894,503
#Ω	Medlive Technology Co.Ltd.	221,000	232,167
	Meilleure Health International Industry Group Ltd	420,000	7,363
*	Meinian Onehealth Healthcare Holdings Co.Ltd., Class A	1,251,600	763,353
#Ω	Meitu, Inc.	10,128,500	4,155,945
*Ω	Meituan, Class B	3,559,260	48,600,017
	Metallurgical Corp.of China Ltd., Class H	11,714,000	2,280,276
	M-Grass Ecology & Environment Group Co.Ltd., Class A	896,623	351,798
*	MicroPort NeuroTech Ltd.	29,000	34,266
#*	Microport Scientific Corp.	2,298,000	1,827,591
#Ω	Midea Real Estate Holding Ltd.	2,330,400	1,300,604
	Milkyway Intelligent Supply Chain Service Group Co.Ltd., Class A	112,400	847,739

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Min Xin Holdings Ltd.	742,000	$241,262
	Ming Yang Smart Energy Group Ltd., Class A	513,116	691,047
#*	Ming Yuan Cloud Group Holdings Ltd.	4,902,000	1,526,939
*	Mingfa Group International Co.Ltd.	4,096,000	114,765
	MINISO Group Holding Ltd.	781,800	4,410,170
*	Minmetals Land Ltd.	9,937,644	444,711
Ω	Minsheng Education Group Co.Ltd.	1,644,000	54,856
#	Minth Group Ltd.	6,961,000	11,865,758
	MLS Co.Ltd., Class A	921,000	1,063,424
#*	MMG Ltd.	31,501,999	14,283,759
*Ω	Mobvista, Inc.	581,000	199,363
	Monalisa Group Co.Ltd., Class A	302,355	432,126
	Montage Technology Co.Ltd., Class A	5,120	35,558
	Montnets Cloud Technology Group Co.Ltd., Class A	201,000	234,849
*	Morimatsu International Holdings Co.Ltd.	540,000	341,727
	Muyuan Foods Co.Ltd., Class A	1,521,251	9,147,054
*††	Myhome Real Estate Development Group Co.Ltd., Class A	1,308,300	19,873
	MYS Group Co.Ltd., Class A	833,000	368,742
*	Nanfang Zhongjin Environment Co.Ltd., Class A	285,600	122,613
*	NanJi E-Commerce Co.Ltd., Class A	1,003,150	424,038
	Nanjing Hanrui Cobalt Co.Ltd., Class A	142,900	561,649
	Nanjing Iron & Steel Co.Ltd., Class A	2,527,900	1,898,472
	Nanjing King-Friend Biochemical Pharmaceutical Co.Ltd., Class A	360,928	681,105
*	Nanjing Sample Technology Co.Ltd., Class H	89,000	8,917
	Nanjing Securities Co.Ltd., Class A	479,160	541,037
	Nanjing Xinjiekou Department Store Co.Ltd., Class A	730,548	581,016
	Nantong Jianghai Capacitor Co.Ltd., Class A	499,300	1,048,962
	NARI Technology Co.Ltd., Class A	1,004,826	3,249,812
*	National Silicon Industry Group Co.Ltd., Class A	263,551	480,956
*	Natural Food International Holding Ltd., Class H	96,000	6,380
	NAURA Technology Group Co.Ltd., Class A	37,800	1,655,163
*	NavInfo Co.Ltd., Class A	399,600	409,776
#*	Nayuki Holdings Ltd.	402,500	141,695
	NetDragon Websoft Holdings Ltd.	2,218,500	3,107,627
	NetEase, Inc., ADR	63,641	5,948,524
	NetEase, Inc.	3,062,200	57,399,792
	New China Life Insurance Co.Ltd., Class H	3,884,700	7,449,916
	New Hope Dairy Co.Ltd., Class A	280,100	384,938
*	New Hope Liuhe Co.Ltd., Class A	556,732	684,446
*	New World Department Store China Ltd	1,248,538	38,526
*	Newborn Town, Inc.	630,000	272,008
	Newland Digital Technology Co.Ltd., Class A	317,789	742,599
	Nexteer Automotive Group Ltd.	8,221,000	4,333,347
*	Nine Dragons Paper Holdings Ltd.	13,716,000	6,059,831
	Ninestar Corp., Class A	156,128	543,170
	Ningbo BaoSi Energy Equipment Co.Ltd., Class A	141,900	133,441
	Ningbo Construction Co.Ltd., Class A	191,900	109,156
	Ningbo Haitian Precision Machinery Co.Ltd., Class A	197,800	764,496
	Ningbo Huaxiang Electronic Co.Ltd., Class A	505,600	969,572
	Ningbo Joyson Electronic Corp., Class A	392,831	949,432
	Ningbo Orient Wires & Cables Co.Ltd., Class A	102,157	621,019
	Ningbo Ronbay New Energy Technology Co.Ltd., Class A	236,162	992,242
	Ningbo Sanxing Medical Electric Co.Ltd., Class A	375,058	1,742,398
	Ningbo Shanshan Co.Ltd., Class A	40,800	66,514
	Ningbo Tuopu Group Co.Ltd., Class A	125,018	1,075,730
	Ningbo Xusheng Group Co.Ltd., Class A	563,840	1,064,481
	Ningbo Yunsheng Co.Ltd., Class A	619,100	512,906
	Ningbo Zhoushan Port Co.Ltd., Class A	2,027,370	1,009,439
	Ningxia Baofeng Energy Group Co.Ltd., Class A	1,661,800	3,798,528

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningxia Jiaze New Energy Co.Ltd., Class A	475,100	$225,068
#*	NIO, Inc., ADR	645,832	3,048,327
*	NIO, Inc., Class A	92,030	434,799
#*	Niu Technologies, Sponsored ADR	194,656	441,869
	Noah Holdings Ltd., Sponsored ADR	79,990	1,005,474
Ω	Nongfu Spring Co.Ltd., Class H	383,000	2,250,094
	Norinco International Cooperation Ltd., Class A	625,530	1,041,293
	North Huajin Chemical Industries Co.Ltd., Class A	985,512	667,636
	North Industries Group Red Arrow Co.Ltd., Class A	223,065	411,152
	Northeast Pharmaceutical Group Co.Ltd., Class A	1,075,662	704,470
	Northeast Securities Co.Ltd., Class A	1,438,627	1,363,892
	Northking Information Technology Co.Ltd., Class A	177,664	418,444
	NSFOCUS Technologies Group Co.Ltd., Class A	344,170	317,679
	Ocean’s King Lighting Science & Technology Co.Ltd., Class A	367,300	284,602
*Ω	Ocumension Therapeutics	527,500	479,927
*	Offcn Education Technology Co.Ltd., Class A	1,443,800	527,088
	Offshore Oil Engineering Co.Ltd., Class A	1,225,122	1,073,576
*	OFILM Group Co.Ltd., Class A	135,500	164,634
	Olympic Circuit Technology Co.Ltd., Class A	273,080	677,230
#	Onewo, Inc., Class H	66,000	173,887
	Oppein Home Group, Inc., Class A	126,490	1,086,126
	Opple Lighting Co.Ltd., Class A	282,521	707,349
	ORG Technology Co.Ltd., Class A	1,849,800	1,190,885
*	Orient Group, Inc., Class A	2,009,200	410,094
	Orient Overseas International Ltd.	711,500	10,377,244
Ω	Orient Securities Co.Ltd., Class H	2,245,600	929,560
*	Oriental Energy Co.Ltd., Class A	1,044,899	1,318,282
	Oriental Pearl Group Co.Ltd., Class A	1,303,741	1,239,066
	Ovctek China, Inc., Class A	372,440	965,309
	Pacific Online Ltd.	1,525,195	81,957
*	Pacific Securities Co.Ltd., Class A	1,047,600	505,080
	Pacific Shuanglin Bio-pharmacy Co.Ltd., Class A	219,203	886,549
*	Pangang Group Vanadium Titanium & Resources Co.Ltd., Class A	2,411,831	1,031,449
	PAX Global Technology Ltd.	6,428,000	5,378,162
*	PCI Technology Group Co.Ltd., Class A	1,206,240	747,573
*	PDD Holdings, Inc., ADR	965,971	120,920,250
#*Ω	Peijia Medical Ltd.	1,597,000	747,187
*	Peking University Resources Holdings Co.Ltd.	10,650,000	113,347
*	Pengdu Agriculture & Animal Husbandry Co.Ltd., Class A	3,197,170	474,510
	People.cn Co.Ltd., Class A	147,397	502,282
	People’s Insurance Co.Group of China Ltd., Class H	17,871,000	5,865,707
	Perennial Energy Holdings Ltd.	250,000	32,658
	Perfect World Co.Ltd., Class A	342,300	471,266
	PetroChina Co.Ltd., Class H	101,830,000	94,879,195
	PharmaBlock Sciences Nanjing, Inc., Class A	133,500	618,832
#Ω	Pharmaron Beijing Co.Ltd., Class H	1,273,750	1,561,378
	PhiChem Corp., Class A	288,105	470,916
	PICC Property & Casualty Co.Ltd., Class H	25,913,398	32,194,350
	Ping An Bank Co.Ltd., Class A	4,978,401	7,399,178
Ω	Ping An Healthcare & Technology Co.Ltd.	3,889,500	5,499,153
	Ping An Insurance Group Co.of China Ltd., Class H	23,796,000	107,845,366
	Pingdingshan Tianan Coal Mining Co.Ltd., Class A	815,838	1,486,258
	PNC Process Systems Co.Ltd., Class A	177,720	608,031
*	Polaris Bay Group Co.Ltd., Class A	1,158,100	1,190,711
	Poly Developments & Holdings Group Co.Ltd., Class A	1,264,405	1,551,309
	Poly Property Group Co.Ltd.	17,555,987	3,203,793
	Poly Property Services Co.Ltd., Class H.	1,104,200	4,485,857
	Pony Testing International Group Co.Ltd., Class A	284,970	374,470
Ω	Pop Mart International Group Ltd.	2,138,800	9,152,843

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Postal Savings Bank of China Co.Ltd., Class H	26,312,000	$13,633,633
	Pou Sheng International Holdings Ltd.	15,744,609	1,323,699
	Power Construction Corp.of China Ltd., Class A	2,700,800	1,889,703
	Prinx Chengshan Holdings Ltd.	513,500	475,810
#*	Productive Technologies Co.Ltd.	742,000	30,696
	PW Medtech Group Ltd.	4,055,000	479,233
#*	Q Technology Group Co.Ltd.	3,662,000	1,507,267
	Qianhe Condiment & Food Co.Ltd., Class A	509,215	1,084,633
	Qifu Technology, Inc., ADR	953,411	17,437,887
#*Ω	Qingdao Ainnovation Technology Group Co.Ltd., Class H	233,300	144,434
	Qingdao East Steel Tower Stock Co.Ltd., Class A	774,275	813,796
	Qingdao Eastsoft Communication Technology Co.Ltd., Class A	218,701	366,923
	Qingdao Gon Technology Co.Ltd., Class A	174,900	555,514
	Qingdao Haier Biomedical Co.Ltd., Class A	183,404	940,748
	Qingdao Hanhe Cable Co.Ltd., Class A	1,732,992	893,789
	Qingdao Hiron Commercial Cold Chain Co.Ltd., Class A	220,540	424,865
Ω	Qingdao Port International Co.Ltd., Class H	1,602,000	1,048,811
*	Qingdao Rural Commercial Bank Corp., Class A	3,605,367	1,411,092
	Qingdao Sentury Tire Co.Ltd., Class A	260,260	940,841
	Qingdao TGOOD Electric Co.Ltd., Class A	164,900	439,718
	Qingdao Topscomm Communication, Inc., Class A	241,760	189,263
*	Qinghai Salt Lake Industry Co.Ltd., Class A	999,300	2,282,719
*	Qingling Motors Co.Ltd., Class H	5,354,000	368,501
	Qinhuangdao Port Co.Ltd., Class H	4,565,500	947,695
	QuakeSafe Technologies Co.Ltd., Class A	24,200	36,494
*	Qudian, Inc., Sponsored ADR	478,889	1,139,756
	Queclink Wireless Solutions Co.Ltd., Class A	106,050	170,584
	Quectel Wireless Solutions Co.Ltd., Class A	106,934	591,952
#*	Radiance Holdings Group Co.Ltd.	2,385,000	647,067
	Rainbow Digital Commercial Co.Ltd., Class A	890,494	600,802
*	Rastar Group, Class A	155,600	55,824
	Raytron Technology Co.Ltd., Class A	58,261	265,224
*	Realcan Pharmaceutical Group Co.Ltd., Class A	834,100	308,010
	Red Avenue New Materials Group Co.Ltd., Class A	54,401	219,557
#Ω	Red Star Macalline Group Corp.Ltd., Class H	2,866,714	568,883
#*††Ω Redco Properties Group Ltd.		11,804,000	377,235
	Renhe Pharmacy Co.Ltd., Class A	805,500	724,703
*	Renrui Human Resources Technology Holdings Ltd.	112,300	51,852
	Rianlon Corp., Class A	126,800	524,659
	Richinfo Technology Co.Ltd., Class A	180,600	486,101
	Risen Energy Co.Ltd., Class A	464,608	829,902
*	RiseSun Real Estate Development Co.Ltd., Class A	2,676,400	613,425
	Riyue Heavy Industry Co.Ltd., Class A	556,425	940,732
*	Road King Infrastructure Ltd.	1,391,000	211,264
	Rockchip Electronics Co.Ltd., Class A	41,400	327,430
	Rongan Property Co.Ltd., Class A	751,900	252,683
*	RongFa Nuclear Equipment Co.Ltd., Class A	741,400	460,018
	Rongsheng Petrochemical Co.Ltd., Class A	782,878	1,209,144
*	Roshow Technology Co.Ltd., Class A	840,700	676,877
	Ruida Futures Co.Ltd., Class A	196,651	344,688
	Runjian Co.Ltd., Class A	124,963	604,481
	SAIC Motor Corp.Ltd., Class A	1,011,555	2,071,181
	Sailun Group Co.Ltd., Class A	723,200	1,652,807
	Sanan Optoelectronics Co.Ltd., Class A	183,700	316,532
*	Sangfor Technologies, Inc., Class A	38,472	289,802
	Sanquan Food Co.Ltd., Class A	651,630	1,126,744
	Sansteel Minguang Co.Ltd.Fujian, Class A	1,458,556	711,807
	Sansure Biotech, Inc., Class A	285,974	806,155
#	Sany Heavy Equipment International Holdings Co.Ltd.	8,739,500	6,141,082

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Industry Co.Ltd., Class A	831,141	$1,867,539
*	Satellite Chemical Co.Ltd., Class A	1,211,883	3,218,628
	SDIC Capital Co.Ltd., Class A	466,300	410,867
	SDIC Power Holdings Co.Ltd., Class A	1,011,516	2,238,244
	Sealand Securities Co.Ltd., Class A	1,346,700	623,028
#*	Seazen Group Ltd.	18,199,047	3,140,178
*	Seazen Holdings Co.Ltd., Class A	569,681	771,678
#	S-Enjoy Service Group Co.Ltd.	1,935,000	718,932
*	Seres Group Co.Ltd., Class A	16,800	209,388
	SF Holding Co.Ltd., Class A	1,032,755	5,151,318
	SG Micro Corp., Class A	43,205	456,298
	Shaanxi Coal Industry Co.Ltd., Class A	3,029,900	10,261,090
	Shan Xi Hua Yang Group New Energy Co.Ltd., Class A	1,472,746	1,919,430
	Shandong Bohui Paper Industrial Co.Ltd., Class A	881,000	665,187
	Shandong Buchang Pharmaceuticals Co.Ltd., Class A	384,887	870,736
*	Shandong Chenming Paper Holdings Ltd., Class H	3,415,533	797,695
	Shandong Dawn Polymer Co.Ltd., Class A	188,000	287,704
*	Shandong Denghai Seeds Co.Ltd., Class A	340,600	457,381
	Shandong Dongyue Silicone Material Co.Ltd., Class A	539,200	585,017
Ω	Shandong Gold Mining Co.Ltd., Class H	1,890,250	4,084,460
	Shandong Head Group Co.Ltd., Class A	178,026	359,181
	Shandong Himile Mechanical Science & Technology Co.Ltd., Class A	288,241	1,581,541
	Shandong Hi-speed Co.Ltd., Class A	467,325	563,960
*	Shandong Hi-Speed New Energy Group Ltd.	1,457,600	361,299
	Shandong Hi-Speed Road & Bridge Co.Ltd., Class A	1,170,600	911,047
	Shandong Hualu Hengsheng Chemical Co.Ltd., Class A	614,361	2,521,629
*	Shandong Humon Smelting Co.Ltd., Class A	729,156	1,217,561
	Shandong Jincheng Pharmaceutical Group Co.Ltd., Class A	213,200	552,744
	Shandong Linglong Tyre Co.Ltd., Class A	543,382	1,674,268
	Shandong Nanshan Aluminum Co.Ltd., Class A	3,116,280	1,535,483
	Shandong Pharmaceutical Glass Co.Ltd., Class A	250,000	972,360
	Shandong Publishing & Media Co.Ltd., Class A	852,100	1,200,163
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	2,524,904
	Shandong Weifang Rainbow Chemical Co.Ltd., Class A	121,100	967,249
	Shandong Weigao Group Medical Polymer Co.Ltd., Class H	18,367,600	12,455,950
	Shandong Xiantan Co.Ltd., Class A	526,863	445,427
	Shandong Xinhua Pharmaceutical Co.Ltd., Class H	1,303,200	909,140
*	Shandong Yisheng Livestock & Poultry Breeding Co.Ltd., Class A	529,900	716,740
	Shanghai Aiko Solar Energy Co.Ltd., Class A	631,800	1,041,344
	Shanghai AJ Group Co.Ltd., Class A	1,335,335	828,351
	Shanghai AtHub Co.Ltd., Class A	304,856	788,395
	Shanghai Bailian Group Co.Ltd., Class A	1,003,400	1,225,068
	Shanghai Bairun Investment Holding Group Co.Ltd., Class A	244,558	686,586
	Shanghai Baolong Automotive Corp., Class A	105,100	591,796
	Shanghai Baosight Software Co.Ltd., Class A	174,802	987,501
	Shanghai Belling Co.Ltd., Class A	290,800	503,989
#	Shanghai Chicmax Cosmetic Co.Ltd.	65,900	397,473
	Shanghai Chinafortune Co.Ltd., Class A	576,431	1,135,638
	Shanghai Construction Group Co.Ltd., Class A	3,103,035	1,025,554
	Shanghai Daimay Automotive Interior Co.Ltd., Class A	352,820	619,989
*	Shanghai Electric Group Co.Ltd., Class H	7,626,000	1,551,242
	Shanghai Electric Power Co.Ltd., Class A	498,406	630,883
	Shanghai Environment Group Co.Ltd., Class A	704,166	902,790
	Shanghai Fengyuzhu Culture & Technology Co.Ltd., Class A	298,385	453,388
#	Shanghai Fosun Pharmaceutical Group Co.Ltd., Class H	1,083,500	1,700,946
#	Shanghai Fudan Microelectronics Group Co.Ltd., Class H	1,483,000	2,047,732
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.Ltd., Class H	1,780,000	488,613
	Shanghai Fullhan Microelectronics Co.Ltd., Class A	92,047	408,335
	Shanghai Ganglian E-Commerce Holdings Co.Ltd., Class A	125,932	355,676

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Hanbell Precise Machinery Co.Ltd., Class A	257,448	$731,997
Ω	Shanghai Haohai Biological Technology Co.Ltd., Class H	108,200	561,773
*Ω	Shanghai Henlius Biotech, Inc., Class H	56,600	117,307
	Shanghai Industrial Holdings Ltd.	3,322,000	4,637,968
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	995,564
	Shanghai INT Medical Instruments Co.Ltd.	96,000	342,968
*	Shanghai International Airport Co.Ltd., Class A	40,400	209,554
	Shanghai Jahwa United Co.Ltd., Class A	305,300	879,633
	Shanghai Jinjiang International Hotels Co.Ltd., Class A	331,862	1,320,050
	Shanghai Jinqiao Export Processing Zone Development Co.Ltd., Class A	294,233	467,540
	Shanghai Kehua Bio-Engineering Co.Ltd., Class A	31,000	31,432
*	Shanghai Kinetic Medical Co.Ltd., Class A	449,300	308,402
	Shanghai Liangxin Electrical Co.Ltd., Class A	582,891	625,714
	Shanghai Lingang Holdings Corp.Ltd., Class A	360,840	525,439
	Shanghai Lujiazui Finance & Trade Zone Development Co.Ltd., Class A	239,429	298,624
	Shanghai M&G Stationery, Inc., Class A	212,399	1,034,599
	Shanghai Maling Aquarius Co.Ltd., Class A	584,900	511,837
	Shanghai Mechanical & Electrical Industry Co.Ltd., Class A	432,500	767,518
	Shanghai Medicilon, Inc., Class A	68,467	332,251
	Shanghai MicroPort Endovascular MedTech Group Co.Ltd., Class A	47,088	1,208,933
	Shanghai Moons’ Electric Co.Ltd., Class A	62,800	484,119
	Shanghai Pharmaceuticals Holding Co.Ltd., Class H	4,172,100	5,928,805
	Shanghai Pioneer Holding Ltd.	3,009,000	733,844
	Shanghai Pret Composites Co.Ltd., Class A	453,800	645,949
	Shanghai Pudong Construction Co.Ltd., Class A	534,380	447,660
	Shanghai Pudong Development Bank Co.Ltd., Class A	3,427,519	3,633,378
	Shanghai Putailai New Energy Technology Co.Ltd., Class A	382,799	973,662
	Shanghai QiFan Cable Co.Ltd., Class A	199,600	500,181
	Shanghai RAAS Blood Products Co.Ltd., Class A	1,183,812	1,170,702
	Shanghai Runda Medical Technology Co.Ltd., Class A	400,100	997,905
	Shanghai Rural Commercial Bank Co.Ltd., Class A	995,600	928,631
	Shanghai Shyndec Pharmaceutical Co.Ltd., Class A	840,900	1,261,635
	Shanghai Sinyang Semiconductor Materials Co.Ltd., Class A	141,879	652,785
	Shanghai Stonehill Technology Co.Ltd., Class A	2,256,626	922,623
	Shanghai Tongji Science & Technology Industrial Co.Ltd., Class A	354,600	393,912
	Shanghai Tunnel Engineering Co.Ltd., Class A	1,440,795	1,333,564
	Shanghai Waigaoqiao Free Trade Zone Group Co.Ltd., Class A	494,961	642,799
	Shanghai Wanye Enterprises Co.Ltd., Class A	320,710	572,073
	Shanghai Yaoji Technology Co.Ltd., Class A	231,500	823,635
	Shanghai Yuyuan Tourist Mart Group Co.Ltd., Class A	792,100	647,305
	Shanghai Zhangjiang High-Tech Park Development Co.Ltd., Class A	282,457	716,030
	Shanghai Zijiang Enterprise Group Co.Ltd., Class A	1,126,382	951,269
	Shanxi Blue Flame Holding Co.Ltd., Class A	901,298	837,331
	Shanxi Coking Co.Ltd., Class A	1,424,397	889,802
	Shanxi Coking Coal Energy Group Co.Ltd., Class A	1,803,041	2,608,815
	Shanxi Lanhua Sci-Tech Venture Co.Ltd., Class A	983,130	1,224,785
	Shanxi Lu’an Environmental Energy Development Co.Ltd., Class A	1,076,748	3,139,439
*	Shanxi Meijin Energy Co.Ltd., Class A	1,460,100	1,220,615
	Shanxi Securities Co.Ltd., Class A	811,700	587,023
	Shanxi Taigang Stainless Steel Co.Ltd., Class A	1,868,500	994,369
	Shanxi Xinghuacun Fen Wine Factory Co.Ltd., Class A	194,729	7,013,141
*	Shanying International Holding Co.Ltd., Class A	2,762,937	699,641
	Shede Spirits Co.Ltd., Class A	109,900	1,102,235
	Shenergy Co.Ltd., Class A	1,024,033	1,200,976
*	Shengda Resources Co.Ltd., Class A	401,930	698,288
	Shenghe Resources Holding Co.Ltd., Class A	403,700	545,783
#*Ω	Shengjing Bank Co.Ltd., Class H	702,500	87,974
	Shenguan Holdings Group Ltd.	4,272,000	166,276
	Shengyi Technology Co.Ltd., Class A	635,082	1,693,432

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shennan Circuits Co.Ltd., Class A	102,483	$1,314,467
Ω	Shenwan Hongyuan Group Co.Ltd., Class H	2,859,200	540,925
	Shenyang Xingqi Pharmaceutical Co.Ltd., Class A	37,560	1,341,806
	Shenzhen Agricultural Products Group Co.Ltd., Class A	911,138	749,275
*	Shenzhen Airport Co.Ltd., Class A	1,132,983	1,092,397
	Shenzhen Aisidi Co.Ltd., Class A	795,938	1,322,233
	Shenzhen Capchem Technology Co.Ltd., Class A	146,140	677,284
	Shenzhen Center Power Tech Co.Ltd., Class A	200,200	350,557
	Shenzhen Cereals Holdings Co.Ltd., Class A	501,150	451,747
	Shenzhen Click Technology Co.Ltd., Class A	196,100	307,156
	Shenzhen Colibri Technologies Co.Ltd., Class A	219,900	459,562
*	Shenzhen Comix Group Co.Ltd., Class A	314,200	248,194
	Shenzhen Das Intellitech Co.Ltd., Class A	992,900	384,566
	Shenzhen Desay Battery Technology Co., Class A	236,592	714,367
	Shenzhen Dynanonic Co.Ltd., Class A	101,987	504,716
	Shenzhen Energy Group Co.Ltd., Class A	817,400	815,021
	Shenzhen Envicool Technology Co.Ltd., Class A	215,803	988,888
*	Shenzhen Everwin Precision Technology Co.Ltd., Class A	712,860	1,035,564
	Shenzhen Expressway Corp.Ltd., Class H	4,202,000	3,823,038
	Shenzhen Fastprint Circuit Tech Co.Ltd., Class A	264,622	431,160
	Shenzhen Fortune Trend Technology Co.Ltd., Class A	1,000	17,997
*	Shenzhen FRD Science & Technology Co.Ltd., Class A	251,254	520,838
	Shenzhen Gas Corp.Ltd., Class A	879,816	907,563
	Shenzhen Gongjin Electronics Co.Ltd., Class A	473,703	517,780
	Shenzhen H&T Intelligent Control Co.Ltd., Class A	435,300	722,378
#Ω	Shenzhen Hepalink Pharmaceutical Group Co.Ltd., Class H	220,500	94,603
	Shenzhen Huaqiang Industry Co.Ltd., Class A	502,734	672,692
	Shenzhen Inovance Technology Co.Ltd., Class A	147,975	1,213,470
	Shenzhen International Holdings Ltd.	10,483,414	8,384,616
	Shenzhen Investment Ltd.	23,007,674	2,924,675
	Shenzhen Jieshun Science & Technology Industry Co.Ltd., Class A	315,000	377,846
	Shenzhen Jinjia Group Co.Ltd., Class A	875,400	562,345
	Shenzhen Jufei Optoelectronics Co.Ltd., Class A	708,800	503,201
	Shenzhen Kaifa Technology Co.Ltd., Class A	339,121	643,496
	Shenzhen Kangtai Biological Products Co.Ltd., Class A	120,144	334,496
	Shenzhen Kedali Industry Co.Ltd., Class A	91,320	1,199,789
	Shenzhen Kingkey Smart Agriculture Times Co.Ltd., Class A	380,800	843,406
	Shenzhen Kinwong Electronic Co.Ltd., Class A	327,024	1,053,004
	Shenzhen Kstar Science & Technology Co.Ltd., Class A	281,100	836,638
	Shenzhen Laibao Hi-tech Co.Ltd., Class A	396,400	575,749
	Shenzhen Leaguer Co.Ltd., Class A	679,300	573,829
	Shenzhen Megmeet Electrical Co.Ltd., Class A	252,916	758,786
	Shenzhen Microgate Technology Co.Ltd., Class A	459,200	518,309
	Shenzhen Mindray Bio-Medical Electronics Co.Ltd., Class A	189,172	7,942,857
	Shenzhen MTC Co.Ltd., Class A	1,338,738	1,000,944
*	Shenzhen Neptunus Bioengineering Co.Ltd., Class A	1,384,650	444,404
	Shenzhen New Industries Biomedical Engineering Co.Ltd., Class A	52,200	508,758
	Shenzhen New Nanshan Holding Group Co.Ltd., Class A	1,664,001	564,695
*	Shenzhen Overseas Chinese Town Co.Ltd., Class A	1,827,376	663,998
	Shenzhen Pagoda Industrial Group Corp.Ltd.	292,500	119,420
	Shenzhen Properties & Resources Development Group Ltd., Class A	337,000	390,762
	Shenzhen Salubris Pharmaceuticals Co.Ltd., Class A	64,100	281,584
	Shenzhen SC New Energy Technology Corp., Class A	126,671	1,197,700
	Shenzhen SED Industry Co.Ltd., Class A	208,189	503,082
	Shenzhen SEG Co.Ltd., Class A	585,000	512,976
	Shenzhen Senior Technology Material Co.Ltd., Class A	406,270	572,286
	Shenzhen Sunlord Electronics Co.Ltd., Class A	262,070	940,026
	Shenzhen Sunnypol Optoelectronics Co.Ltd., Class A	79,900	278,420
	Shenzhen Suntak Circuit Technology Co.Ltd., Class A	663,400	772,276

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co.Ltd., Class A	218,154	$559,730
	Shenzhen Tagen Group Co.Ltd., Class A	1,403,445	847,600
	Shenzhen Topband Co.Ltd., Class A	616,271	860,177
	Shenzhen Transsion Holdings Co.Ltd., Class A	73,422	1,454,037
	Shenzhen Weiguang Biological Products Co.Ltd., Class A	72,200	298,521
	Shenzhen Woer Heat-Shrinkable Material Co.Ltd., Class A	773,000	1,509,419
*	Shenzhen World Union Group, Inc., Class A	1,437,977	364,203
	Shenzhen Yan Tian Port Holding Co.Ltd., Class A	1,213,896	826,892
	Shenzhen Yinghe Technology Co.Ltd., Class A	387,086	873,323
	Shenzhen Ysstech Info-tech Co.Ltd., Class A	368,500	309,919
	Shenzhen YUTO Packaging Technology Co.Ltd., Class A	275,880	1,016,855
	Shenzhen Zhenye Group Co.Ltd., Class A	509,000	270,987
	Shenzhen Zhongjin Lingnan Nonfemet Co.Ltd., Class A	2,368,280	1,541,167
	Shenzhou International Group Holdings Ltd.	1,532,000	15,058,344
*	Shijiazhuang Changshan BeiMing Technology Co.Ltd., Class A	810,300	819,719
	Shijiazhuang Yiling Pharmaceutical Co.Ltd., Class A	438,701	1,138,234
	Shinghwa Advanced Material Group Co.Ltd., Class A	16,800	98,418
	Shinva Medical Instrument Co.Ltd., Class A	292,800	897,854
#	Shoucheng Holdings Ltd.	14,065,640	2,523,906
	Shougang Fushan Resources Group Ltd.	19,669,294	7,493,094
*	Shouhang High-Tech Energy Co.Ltd., Class A	1,336,400	331,724
	Shui On Land Ltd.	28,208,276	2,629,247
*	Siasun Robot & Automation Co.Ltd., Class A	117,000	174,952
	Sichuan Chengfei Integration Technology Corp., Class A	145,900	327,335
	Sichuan Chuantou Energy Co.Ltd., Class A	517,808	1,197,603
	Sichuan Development Lomon Co.Ltd., Class A	1,053,700	1,022,621
	Sichuan Expressway Co.Ltd., Class H	4,528,000	1,841,556
	Sichuan Furong Technology Co.Ltd., Class A	227,870	473,316
*	Sichuan Haite High-tech Co.Ltd., Class A	415,083	601,010
	Sichuan Hebang Biotechnology Co.Ltd., Class A	3,693,320	1,069,230
*	Sichuan Hexie Shuangma Co.Ltd., Class A	331,043	674,610
	Sichuan Jiuyuan Yinhai Software Co.Ltd., Class A	159,584	421,556
	Sichuan Kelun Pharmaceutical Co.Ltd., Class A	371,963	1,741,697
*	Sichuan Lutianhua Co.Ltd., Class A	966,300	538,899
*	Sichuan New Energy Power Co.Ltd., Class A	461,300	736,957
	Sichuan Road & Bridge Group Co.Ltd., Class A	2,053,960	2,055,075
	Sichuan Swellfun Co.Ltd., Class A	145,605	902,876
	Sichuan Teway Food Group Co.Ltd., Class A	428,400	823,707
	Sichuan Yahua Industrial Group Co.Ltd., Class A	858,700	1,241,352
	Sieyuan Electric Co.Ltd., Class A	205,140	1,840,585
#	Sihuan Pharmaceutical Holdings Group Ltd.	30,302,000	2,190,284
	SIIC Environment Holdings Ltd.	259,000	31,280
*	Silver Grant International Holdings Group Ltd.	7,492,000	123,899
#Ω	Simcere Pharmaceutical Group Ltd.	5,910,000	4,056,791
	Sineng Electric Co.Ltd., Class A	131,800	509,361
	Sino Biopharmaceutical Ltd.	50,321,495	17,194,780
	Sino Wealth Electronic Ltd., Class A	35,741	96,697
	Sinocare, Inc., Class A	206,360	679,405
	Sinochem International Corp., Class A	1,984,937	1,123,505
	Sinofert Holdings Ltd.	17,760,673	1,971,356
	Sinofibers Technology Co.Ltd., Class A	202,600	686,805
	Sinolink Securities Co.Ltd., Class A	270,300	325,376
*	Sinolink Worldwide Holdings Ltd.	18,351,885	197,433
	Sinoma International Engineering Co., Class A	1,089,250	1,905,107
	Sinoma Science & Technology Co.Ltd., Class A	715,295	1,529,754
	Sinomach Automobile Co.Ltd., Class A	835,200	817,807
	Sinomine Resource Group Co.Ltd., Class A	303,540	1,484,469
	Sinopec Engineering Group Co.Ltd., Class H	10,926,000	7,037,480
	Sinopec Kantons Holdings Ltd.	7,798,000	3,993,489

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Service Corp., Class H	17,360,000	$1,167,452
*	Sinopec Shanghai Petrochemical Co.Ltd., Class H	21,703,000	3,074,034
	Sinopharm Group Co.Ltd., Class H	8,213,600	20,742,308
	Sino-Platinum Metals Co.Ltd., Class A	375,313	770,067
	Sinoseal Holding Co.Ltd., Class A	106,727	520,049
	Sinosoft Co.Ltd., Class A	163,272	647,108
	Sinosteel Engineering & Technology Co.Ltd., Class A	882,568	787,696
	Sinotrans Ltd., Class H	19,944,000	9,560,492
	Sinotruk Hong Kong Ltd.	5,694,500	14,171,951
	Sinotruk Jinan Truck Co.Ltd., Class A	551,773	1,240,726
*	Skshu Paint Co.Ltd., Class A	133,620	625,388
	Skyworth Digital Co.Ltd., Class A	505,999	730,329
	Skyworth Group Ltd.	12,908,246	5,308,400
#Ω	Smoore International Holdings Ltd.	8,860,000	7,716,303
	Sobute New Materials Co.Ltd., Class A	231,102	257,626
*	SOHO China Ltd.	16,246,839	1,568,344
*	Sohu.com Ltd., ADR	72,129	832,369
*	Solargiga Energy Holdings Ltd.	8,771,000	143,144
	Songcheng Performance Development Co.Ltd., Class A	456,400	682,700
	Sonoscape Medical Corp., Class A	17,300	98,517
	SooChow Securities Co.Ltd., Class A	1,173,621	1,105,007
#*	South Manganese Investment Ltd.	4,644,000	281,987
	Southwest Securities Co.Ltd., Class A	1,543,500	843,071
	SPIC Industry-Finance Holdings Co.Ltd., Class A	79,600	44,707
*	Spring Airlines Co.Ltd., Class A	131,800	1,030,910
*	SPT Energy Group, Inc.	1,386,000	42,068
	SSY Group Ltd.	13,502,506	8,217,656
	StarPower Semiconductor Ltd., Class A	9,300	177,947
	State Grid Information & Communication Co.Ltd., Class A	316,526	745,837
*	STO Express Co.Ltd., Class A	1,103,600	1,391,315
	Sumavision Technologies Co.Ltd., Class A	737,200	474,827
	Sun Art Retail Group Ltd.	18,204,000	3,757,459
	Sun Create Electronics Co.Ltd., Class A	109,838	279,798
#*	Sun King Technology Group Ltd.	6,228,000	903,366
	Sunflower Pharmaceutical Group Co.Ltd., Class A	348,700	1,276,627
	Sunfly Intelligent Technology Co.Ltd., Class A	203,215	154,372
	Sungrow Power Supply Co.Ltd., Class A	185,888	2,639,812
	Suning Universal Co.Ltd., Class A	1,840,800	522,584
	Sunny Optical Technology Group Co.Ltd.	3,354,300	16,227,153
	Sunresin New Materials Co.Ltd., Class A	108,300	696,570
*	Sunward Intelligent Equipment Co.Ltd., Class A	598,600	664,921
*	Sunwave Communications Co.Ltd., Class A	300,571	240,074
	Sunwoda Electronic Co.Ltd., Class A	196,799	411,994
	Suofeiya Home Collection Co.Ltd., Class A	349,534	823,804
	SUPCON Technology Co.Ltd., Class A	32,203	211,078
	Suplet Power Co.Ltd., Class A	266,542	335,745
	Suzhou Anjie Technology Co.Ltd., Class A	382,800	786,391
	Suzhou Dongshan Precision Manufacturing Co.Ltd., Class A	658,367	1,391,731
	Suzhou Gold Mantis Construction Decoration Co.Ltd., Class A	1,485,647	702,123
	Suzhou Good-Ark Electronics Co.Ltd., Class A	361,837	462,617
	Suzhou Maxwell Technologies Co.Ltd., Class A	30,273	477,909
*	Suzhou Secote Precision Electronic Co.Ltd., Class A	113,160	1,028,340
	Suzhou SLAC Precision Equipment Co.Ltd., Class A	309,300	310,866
	Suzhou TFC Optical Communication Co.Ltd., Class A	84,266	1,846,159
#	SY Holdings Group Ltd.	1,491,000	858,911
	Symphony Holdings Ltd.	7,630,000	769,736
	SYoung Group Co.Ltd., Class A	204,333	504,322
	T&S Communications Co.Ltd., Class A	25,000	135,189
	Taiji Computer Corp.Ltd., Class A	222,928	720,239

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Talkweb Information System Co.Ltd., Class A	62,200	$119,708
	Tangrenshen Group Co.Ltd., Class A	753,585	602,767
	Tangshan Jidong Cement Co.Ltd., Class A	1,242,607	883,548
	TangShan Port Group Co.Ltd., Class A	2,953,530	1,801,171
	Tangshan Sanyou Chemical Industries Co.Ltd., Class A	1,517,239	1,155,504
*	Tansun Technology Co.Ltd., Class A	245,175	444,430
	Tasly Pharmaceutical Group Co.Ltd., Class A	349,900	745,628
	Tayho Advanced Materials Group Co.Ltd., Class A	670,800	979,330
	TBEA Co.Ltd., Class A	1,468,480	2,859,337
	TCL Electronics Holdings Ltd.	8,352,932	5,490,006
*	TCL Technology Group Corp., Class A	2,293,218	1,507,518
	TCL Zhonghuan Renewable Energy Technology Co.Ltd., Class A	1,153,152	1,654,968
	Telling Telecommunication Holding Co.Ltd., Class A	462,200	514,366
	Ten Pao Group Holdings Ltd.	812,000	121,435
	Tencent Holdings Ltd.	16,794,600	737,000,497
*	Tencent Music Entertainment Group, ADR	1,620,624	20,338,831
	Tenfu Cayman Holdings Co.Ltd.	101,000	58,968
	Three Squirrels, Inc., Class A.	156,800	532,580
	Three’s Co.Media Group Co.Ltd., Class A	87,757	629,907
	Thunder Software Technology Co.Ltd., Class A	74,322	498,022
	Tian An China Investment Co.Ltd.	1,286,357	635,667
	Tian Di Science & Technology Co.Ltd., Class A	1,610,500	1,646,573
#	Tian Lun Gas Holdings Ltd.	1,269,000	834,846
	Tiande Chemical Holdings Ltd.	496,000	72,012
	Tiangong International Co.Ltd.	10,194,000	2,200,065
	Tianjin 712 Communication & Broadcasting Co.Ltd., Class A	138,184	421,267
	Tianjin Capital Environmental Protection Group Co.Ltd., Class H	2,506,000	1,029,296
	Tianjin Chase Sun Pharmaceutical Co.Ltd., Class A	1,870,751	995,089
	Tianjin Development Holdings Ltd.	2,231,800	547,767
	Tianjin Pharmaceutical Da Re Tang Group Corp.Ltd., Class A	106,872	515,766
	Tianjin Port Development Holdings Ltd.	13,769,200	1,103,110
	Tianjin Ringpu Bio-Technology Co.Ltd., Class A	240,570	543,558
	Tianjin Teda Co.Ltd., Class A	838,401	409,883
	Tianjin You Fa Steel Pipe Group Stock Co.Ltd., Class A	893,600	698,267
*	Tianma Microelectronics Co.Ltd., Class A	688,112	768,487
#	Tianneng Power International Ltd.	7,163,952	5,504,406
#	Tianqi Lithium Corp., Class H	149,200	574,543
	Tianshan Aluminum Group Co.Ltd., Class A	1,628,800	1,694,322
	Tianshan Material Co.Ltd., Class A	540,501	480,175
	Tianshui Huatian Technology Co.Ltd., Class A	947,207	1,065,793
	Tianyun International Holdings Ltd.	1,972,000	806,678
	Tibet Cheezheng Tibetan Medicine Co.Ltd., Class A	63,700	195,252
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	169,910	860,450
*	Tibet Tianlu Co.Ltd., Class A	509,954	275,984
*	Tibet Water Resources Ltd.	6,597,000	220,723
	Tingyi Cayman Islands Holding Corp.	8,334,000	9,198,209
*	Titan Wind Energy Suzhou Co.Ltd., Class A	594,759	851,500
	Tofflon Science & Technology Group Co.Ltd., Class A	528,544	1,089,412
	Toly Bread Co.Ltd., Class A	1,197,534	1,011,161
	Tomson Group Ltd.	3,043,318	626,257
	Tong Ren Tang Technologies Co.Ltd., Class H	4,775,000	3,279,973
*	Tongcheng Travel Holdings Ltd.	3,986,400	10,491,722
#*	Tongdao Liepin Group	1,291,200	493,786
	TongFu Microelectronics Co.Ltd., Class A	669,615	1,906,950
*	Tongguan Gold Group Ltd.	210,000	13,091
	Tonghua Dongbao Pharmaceutical Co.Ltd., Class A	365,760	507,936
*	Tonghua Golden-Horse Pharmaceutical Industry Co.Ltd., Class A	48,100	114,036
*	Tongkun Group Co.Ltd., Class A	568,666	1,078,813
	Tongling Jingda Special Magnet Wire Co.Ltd., Class A	1,170,200	746,493

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongling Nonferrous Metals Group Co.Ltd., Class A	3,337,900	$1,850,730
	Tongwei Co.Ltd., Class A	1,255,144	3,751,087
	Tongyu Communication, Inc., Class A	101,785	211,416
	Tongyu Heavy Industry Co.Ltd., Class A	2,728,200	827,861
*	Topchoice Medical Corp., Class A	51,837	434,040
*	Topsec Technologies Group, Inc., Class A	736,700	632,029
Ω	Topsports International Holdings Ltd.	11,279,000	7,832,980
	Towngas Smart Energy Co.Ltd.	4,859,708	1,872,169
*	TPV Technology Co.Ltd., Class A	2,632,200	860,857
	Transfar Zhilian Co.Ltd., Class A	1,604,298	991,341
	TravelSky Technology Ltd., Class H	4,868,938	6,324,908
*	Trigiant Group Ltd.	6,560,000	319,290
	Trina Solar Co.Ltd., Class A	543,714	1,590,959
*	Trip.com Group Ltd., ADR	986,713	47,618,769
#*	Triumph New Energy Co.Ltd., Class H	1,222,000	831,959
*††	Trony Solar Holdings Co.Ltd.	2,133,000	0
	Truking Technology Ltd., Class A	365,700	425,964
	Truly International Holdings Ltd.	14,315,000	1,540,857
#Ω	Tsaker New Energy Tech Co.Ltd.	220,500	22,732
	Tsingtao Brewery Co.Ltd., Class H	2,304,000	16,603,550
*	Tunghsu Azure Renewable Energy Co.Ltd., Class A	96,700	32,084
*	Tunghsu Optoelectronic Technology Co.Ltd., Class A	2,895,700	569,470
	Tungkong, Inc., Class A	142,800	162,414
*	Tuniu Corp., Sponsored ADR	88,047	88,927
*	Unigroup Guoxin Microelectronics Co.Ltd., Class A	125,539	1,005,618
	Unilumin Group Co.Ltd., Class A	635,531	495,462
	Uni-President China Holdings Ltd.	11,492,308	8,813,284
*	Unisplendour Corp.Ltd., Class A	467,620	1,338,317
#	United Energy Group Ltd.	23,975,100	1,710,198
	Universal Scientific Industrial Shanghai Co.Ltd., Class A	544,633	1,108,420
	Valiant Co.Ltd., Class A	531,627	842,840
	Vats Liquor Chain Store Management JSC Ltd., Class A	201,728	492,144
	Vatti Corp.Ltd., Class A	461,100	461,920
Ω	VCredit Holdings Ltd.	109,600	31,373
#*††Ω Venus MedTech Hangzhou, Inc., Class H		816,500	440,466
	Victory Giant Technology Huizhou Co.Ltd., Class A	393,100	1,570,869
	Vipshop Holdings Ltd., ADR	2,600,365	39,109,490
#*Ω	Viva Biotech Holdings	5,817,500	390,995
*	Vnet Group, Inc., ADR	460,815	778,777
	Walvax Biotechnology Co.Ltd., Class A	371,500	752,403
	Wangneng Environment Co.Ltd., Class A	327,591	651,340
	Wangsu Science & Technology Co.Ltd., Class A	738,840	960,143
	Wanguo International Mining Group Ltd.	530,000	545,320
	Wanhua Chemical Group Co.Ltd., Class A	879,528	10,774,784
	Want Want China Holdings Ltd.	29,515,000	16,833,930
	Wanxiang Qianchao Co.Ltd., Class A	1,235,519	866,732
	Wasion Holdings Ltd.	4,776,000	3,900,292
	Wasu Media Holding Co.Ltd., Class A	1,102,400	1,140,113
#	Weibo Corp., Sponsored ADR	552,309	4,760,904
	Weichai Power Co.Ltd., Class H	7,280,120	14,875,923
	Weifu High-Technology Group Co.Ltd., Class A	312,447	799,017
	Weihai Guangwei Composites Co.Ltd., Class A	176,520	632,912
#*Ω	Weimob, Inc.	11,027,000	1,931,148
	Wellhope Foods Co.Ltd., Class A	505,744	500,722
	Wens Foodstuffs Group Co.Ltd., Class A	989,766	2,619,540
	West China Cement Ltd.	24,742,000	3,777,201
	Western Mining Co.Ltd., Class A	675,800	1,863,405
	Western Region Gold Co.Ltd., Class A	367,200	623,856
	Western Securities Co.Ltd., Class A	816,630	831,970

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co.Ltd., Class A	81,978	$447,545
	Wharf Holdings Ltd.	1,993,000	6,412,191
	Will Semiconductor Co.Ltd.Shanghai, Class A	21,388	298,855
	Winall Hi-Tech Seed Co.Ltd., Class A	420,400	433,684
	Windey Energy Technology Group Co.Ltd., Class A	394,238	535,753
*	Wingtech Technology Co.Ltd., Class A	308,397	1,333,174
	Winner Medical Co.Ltd., Class A	143,725	620,483
	Wolong Electric Group Co.Ltd., Class A	822,395	1,571,969
	Wuchan Zhongda Group Co.Ltd., Class A	2,281,250	1,483,453
	Wuhan DR Laser Technology Corp.Ltd., Class A	56,940	354,910
	Wuhan Fingu Electronic Technology Co.Ltd., Class A	319,400	404,732
	Wuhan Guide Infrared Co.Ltd., Class A	328,742	317,312
	Wuhan Jingce Electronic Group Co.Ltd., Class A	13,800	118,208
*	Wuhan P&S Information Technology Co.Ltd., Class A	458,600	318,518
	Wuhan Raycus Fiber Laser Technologies Co.Ltd., Class A	92,800	276,793
	Wuhu Token Science Co.Ltd., Class A	1,403,840	997,979
	Wuliangye Yibin Co.Ltd., Class A	931,712	19,267,810
	WUS Printed Circuit Kunshan Co.Ltd., Class A	489,780	2,227,382
	Wushang Group Co.Ltd., Class A	423,000	443,592
Ω	WuXi AppTec Co.Ltd., Class H	1,135,760	5,112,153
	Wuxi Autowell Technology Co.Ltd., Class A	49,291	612,197
*Ω	Wuxi Biologics Cayman, Inc.	8,898,500	15,415,189
*	Wuxi Boton Technology Co.Ltd., Class A	208,138	410,384
	Wuxi Lead Intelligent Equipment Co.Ltd., Class A	867,900	2,660,415
	Wuxi NCE Power Co.Ltd., Class A	69,000	359,600
*	Wuxi Taiji Industry Co.Ltd., Class A	1,060,256	915,520
	Wuxi Xinje Electric Co.Ltd., Class A	75,000	300,861
	XCMG Construction Machinery Co.Ltd., Class A	2,054,900	1,988,581
#*	XD, Inc.	667,200	1,246,334
	XGD, Inc., Class A	261,694	785,405
#Ω	Xiabuxiabu Catering Management China Holdings Co.Ltd.	7,181,000	1,654,882
	Xiamen Bank Co.Ltd., Class A	1,946,200	1,493,825
	Xiamen C & D, Inc., Class A	483,230	662,409
	Xiamen Comfort Science & Technology Group Co.Ltd., Class A	276,826	263,739
	Xiamen Faratronic Co.Ltd., Class A	74,158	1,006,794
	Xiamen International Airport Co.Ltd., Class A	126,156	242,321
	Xiamen Intretech, Inc., Class A	331,284	651,769
	Xiamen ITG Group Corp.Ltd., Class A	1,534,063	1,561,283
	Xiamen Jihong Technology Co.Ltd., Class A	241,500	502,469
	Xiamen Kingdomway Group Co., Class A	296,529	634,067
	Xiamen Tungsten Co.Ltd., Class A	425,462	1,121,855
	Xiamen Xiangyu Co.Ltd., Class A	1,420,300	1,324,168
	Xi’an Triangle Defense Co.Ltd., Class A	295,638	1,030,013
	Xiandai Investment Co.Ltd., Class A	945,556	518,028
	Xiangcai Co.Ltd., Class A	430,908	415,683
	Xiangpiaopiao Food Co.Ltd., Class A	21,600	51,971
	Xianhe Co.Ltd., Class A	336,907	844,587
*Ω	Xiaomi Corp., Class B	16,151,400	35,208,859
	Xilinmen Furniture Co.Ltd., Class A	222,100	573,212
*	Xinchen China Power Holdings Ltd.	114,000	3,466
*	Xinfengming Group Co.Ltd., Class A	903,412	1,779,400
#	Xingda International Holdings Ltd.	6,891,814	1,281,142
	Xingfa Aluminium Holdings Ltd.	360,000	343,945
	Xinhua Winshare Publishing & Media Co.Ltd., Class H	3,324,000	3,571,380
	Xinhuanet Co.Ltd., Class A	205,614	682,641
	Xinjiang Communications Construction Group Co.Ltd., Class A	276,100	428,671
	Xinjiang Xintai Natural Gas Co.Ltd., Class A	206,025	973,154
	Xinjiang Xinxin Mining Industry Co.Ltd., Class H	6,474,000	897,888
	Xinjiang Zhongtai Chemical Co.Ltd., Class A	1,451,000	956,912

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Xinte Energy Co.Ltd., Class H	3,980,800	$4,444,258
*	Xinxiang Chemical Fiber Co.Ltd., Class A	1,059,400	609,348
	Xinxiang Richful Lube Additive Co.Ltd., Class A	141,940	927,402
	Xinxing Ductile Iron Pipes Co.Ltd., Class A	2,321,050	1,205,266
#	Xinyi Energy Holdings Ltd.	15,352,956	2,145,551
	Xinyi Solar Holdings Ltd.	23,530,006	16,190,194
	Xinyu Iron & Steel Co.Ltd., Class A	2,352,500	1,254,529
	Xinzhi Group Co.Ltd., Class A	186,800	411,794
*	Xiwang Foodstuffs Co.Ltd., Class A	356,420	159,735
*	Xizang Zhufeng Resources Co.Ltd., Class A	417,300	587,428
	Xizi Clean Energy Equipment Manufacturing Co.Ltd., Class A	247,000	367,302
*Ω	XJ International Holdings Co.Ltd.	6,992,000	212,139
*	XPeng, Inc., Class A	1,261,500	5,114,322
	Xtep International Holdings Ltd.	11,345,405	7,170,535
	Xuji Electric Co.Ltd., Class A	247,100	901,005
*	Xunlei Ltd., ADR	133,711	207,252
Ω	Yadea Group Holdings Ltd.	6,682,000	12,853,966
	Yangling Metron New Material, Inc., Class A	276,280	921,781
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co.Ltd., Class H	816,000	856,905
	Yangzhou Yangjie Electronic Technology Co.Ltd., Class A	143,500	749,666
	Yankershop Food Co.Ltd., Class A	93,123	977,822
#	Yankuang Energy Group Co.Ltd., Class H	11,355,000	24,633,210
	Yantai Changyu Pioneer Wine Co.Ltd., Class A	235,212	781,249
	Yantai China Pet Foods Co.Ltd., Class A	116,616	404,709
	Yantai Dongcheng Pharmaceutical Co.Ltd., Class A	353,794	674,542
	Yantai Eddie Precision Machinery Co.Ltd., Class A	366,930	879,100
	Yantai Jereh Oilfield Services Group Co.Ltd., Class A	283,692	1,244,286
*	YanTai Shuangta Food Co.Ltd., Class A	33,800	19,802
	Yantai Zhenghai Bio-tech Co.Ltd., Class A	69,050	224,536
	Yantai Zhenghai Magnetic Material Co.Ltd., Class A	456,200	655,370
#*	Yeahka Ltd.	479,600	628,369
	Yealink Network Technology Corp.Ltd., Class A	192,620	937,065
	Yeebo International Holdings Ltd.	190,000	89,586
	YGSOFT, Inc., Class A	893,371	650,229
	Yibin Tianyuan Group Co.Ltd., Class A	721,300	458,085
*Ω	YiChang HEC ChangJiang Pharmaceutical Co.Ltd., Class H	2,009,200	3,312,478
*	Yifan Pharmaceutical Co.Ltd., Class A	517,000	940,528
	Yifeng Pharmacy Chain Co.Ltd., Class A	254,126	1,537,083
#	Yihai International Holding Ltd.	3,258,000	6,715,292
	Yintai Gold Co.Ltd., Class A	716,280	1,817,040
	Yip’s Chemical Holdings Ltd	1,348,000	266,010
*	Yiren Digital Ltd., Sponsored ADR	273,702	1,379,458
Ω	Yixin Group Ltd.	4,683,500	398,747
	Yixintang Pharmaceutical Group Co.Ltd., Class A	392,878	1,141,873
	Yonfer Agricultural Technology Co.Ltd., Class A	849,800	1,378,427
	YongXing Special Materials Technology Co.Ltd., Class A	224,018	1,462,770
	Yonyou Network Technology Co.Ltd., Class A	123,643	197,800
	Yotrio Group Co.Ltd., Class A	1,341,100	500,657
	Youngor Fashion Co.Ltd., Class A	1,133,600	1,221,660
	Youngy Co.Ltd., Class A	122,800	618,054
*	Youzu Interactive Co.Ltd., Class A	363,300	483,729
	YTO Express Group Co.Ltd., Class A	793,975	1,736,832
*	Yuan Longping High-tech Agriculture Co.Ltd., Class A	85,300	141,767
#	Yuexiu Property Co.Ltd.	14,493,956	8,650,276
	Yuexiu Transport Infrastructure Ltd.	4,285,415	2,125,745
	Yum China Holdings, Inc.	1,177,547	43,044,761
	Yunda Holding Co.Ltd., Class A	2,015,586	2,177,537
	Yunnan Aluminium Co.Ltd., Class A	1,286,200	2,537,929
	Yunnan Baiyao Group Co.Ltd., Class A	193,877	1,529,618

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yunnan Copper Co.Ltd., Class A	695,800	$1,341,482
	Yunnan Energy New Material Co.Ltd., Class A	186,695	1,070,224
	Yunnan Tin Co.Ltd., Class A	791,200	1,794,064
	Yusys Technologies Co.Ltd., Class A	280,900	500,826
	Yutong Bus Co.Ltd., Class A	582,006	2,054,698
#*	Zai Lab Ltd.	591,500	950,724
	Zangge Mining Co.Ltd., Class A	363,600	1,440,765
	ZBOM Home Collection Co.Ltd., Class A	263,038	540,647
	Zengame Technology Holding Ltd	792,000	346,137
	Zhangzhou Pientzehuang Pharmaceutical Co.Ltd., Class A	46,203	1,512,376
	Zhaojin Mining Industry Co.Ltd., Class H	5,207,666	8,386,583
	Zhe Jiang Li Zi Yuan Food Co.Ltd., Class A	196,378	336,068
	Zhefu Holding Group Co.Ltd., Class A	1,898,531	873,953
*	Zhejiang Century Huatong Group Co.Ltd., Class A	1,378,060	888,077
	Zhejiang Cfmoto Power Co.Ltd., Class A	75,900	1,462,253
	Zhejiang China Commodities City Group Co.Ltd., Class A	876,200	1,057,588
	Zhejiang Chint Electrics Co.Ltd., Class A	543,490	1,545,932
	Zhejiang Communications Technology Co.Ltd., Class A	1,643,309	869,517
	Zhejiang Conba Pharmaceutical Co.Ltd., Class A	1,344,700	914,905
	Zhejiang Crystal-Optech Co.Ltd., Class A	455,162	902,825
	Zhejiang Dahua Technology Co.Ltd., Class A	352,700	870,837
	Zhejiang Dingli Machinery Co.Ltd., Class A	99,796	901,630
	Zhejiang Expressway Co.Ltd., Class H	10,982,039	7,180,395
	Zhejiang Garden Biopharmaceutical Co.Ltd., Class A	271,648	427,340
#*††	Zhejiang Glass Co.Ltd., Class H	192,000	0
	Zhejiang Hailiang Co.Ltd., Class A	606,561	771,807
	Zhejiang HangKe Technology, Inc.Co., Class A	352,911	1,025,537
	Zhejiang Hangmin Co.Ltd., Class A	615,700	654,411
	Zhejiang Hisoar Pharmaceutical Co.Ltd., Class A	874,924	763,929
	Zhejiang Huace Film & Television Co.Ltd., Class A	927,200	1,081,783
	Zhejiang Huahai Pharmaceutical Co.Ltd., Class A	452,879	1,046,753
	Zhejiang Huayou Cobalt Co.Ltd., Class A	368,135	1,439,863
	Zhejiang Jiahua Energy Chemical Industry Co.Ltd., Class A	1,058,000	1,130,403
	Zhejiang Jianfeng Group Co.Ltd., Class A	89,921	109,081
	Zhejiang Jiecang Linear Motion Technology Co.Ltd., Class A	191,107	562,968
	Zhejiang Jiemei Electronic & Technology Co.Ltd., Class A	113,512	320,488
	Zhejiang Jingsheng Mechanical & Electrical Co.Ltd., Class A	308,070	1,437,584
*	Zhejiang Jingu Co.Ltd., Class A	618,650	468,703
	Zhejiang Jingxin Pharmaceutical Co.Ltd., Class A	497,820	812,995
*	Zhejiang Jinke Tom Culture Industry Co.Ltd., Class A	1,094,200	606,767
	Zhejiang JIULI Hi-tech Metals Co.Ltd., Class A	436,384	1,502,328
	Zhejiang Jiuzhou Pharmaceutical Co.Ltd., Class A	653,100	1,446,859
	Zhejiang Juhua Co.Ltd., Class A	675,220	2,202,661
	Zhejiang Longsheng Group Co.Ltd., Class A	378,634	477,467
	Zhejiang Medicine Co.Ltd., Class A	547,169	751,350
	Zhejiang Meida Industrial Co.Ltd., Class A	322,500	431,986
*	Zhejiang Narada Power Source Co.Ltd., Class A	570,869	819,705
	Zhejiang NHU Co.Ltd., Class A	858,879	2,272,345
	Zhejiang Orient Financial Holdings Group Co.Ltd., Class A	2,216,413	1,179,607
	Zhejiang Orient Gene Biotech Co.Ltd., Class A.	146,987	597,617
	Zhejiang Qianjiang Motorcycle Co.Ltd., Class A	430,600	1,022,720
	Zhejiang Runtu Co.Ltd., Class A	642,250	585,800
	Zhejiang Sanhua Intelligent Controls Co.Ltd., Class A	106,500	321,487
	Zhejiang Sanmei Chemical Industry Co.Ltd., Class A	135,720	795,020
	Zhejiang Semir Garment Co.Ltd., Class A	1,990,225	1,785,718
*	Zhejiang Shibao Co.Ltd., Class H	314,000	86,735
	Zhejiang Southeast Space Frame Co.Ltd., Class A	643,426	410,745
	Zhejiang Starry Pharmaceutical Co.Ltd., Class A	138,500	239,586
	Zhejiang Supor Co.Ltd., Class A	131,669	1,068,203

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Tiantie Industry Co.Ltd., Class A	484,922	$325,424
*	Zhejiang Tianyu Pharmaceutical Co.Ltd., Class A	166,002	437,896
	Zhejiang Wanfeng Auto Wheel Co.Ltd., Class A	1,291,147	2,885,488
*	Zhejiang Wanliyang Co.Ltd., Class A	796,641	661,268
	Zhejiang Wanma Co.Ltd., Class A	547,700	629,582
	Zhejiang Wansheng Co.Ltd., Class A	23,800	32,318
	Zhejiang Weiming Environment Protection Co.Ltd., Class A	486,793	1,476,221
	Zhejiang Weixing New Building Materials Co.Ltd., Class A	508,357	1,230,660
	Zhejiang Wolwo Bio-Pharmaceutical Co.Ltd., Class A	124,901	413,721
	Zhejiang Xianju Pharmaceutical Co.Ltd., Class A	569,099	921,160
	Zhejiang Xinan Chemical Industrial Group Co.Ltd., Class A	796,013	982,214
	Zhejiang Yankon Group Co.Ltd., Class A	135,829	60,250
	Zhejiang Yasha Decoration Co.Ltd., Class A	780,000	423,692
	Zhejiang Yinlun Machinery Co.Ltd., Class A	480,900	1,305,830
	Zhejiang Yongtai Technology Co.Ltd., Class A	102,060	140,795
	Zhende Medical Co.Ltd., Class A	164,211	486,983
	Zhengzhou Coal Mining Machinery Group Co.Ltd., Class H	2,395,800	3,936,797
	Zheshang Securities Co.Ltd., Class A	508,400	789,905
*	Zhihu, Inc.	13,500	16,993
*	Zhong An Group Ltd.	14,556,888	208,226
#*Ω	ZhongAn Online P&C Insurance Co.Ltd., Class H	4,247,200	7,143,457
*	Zhongfu Straits Pingtan Development Co.Ltd., Class A	879,300	240,829
	Zhongji Innolight Co.Ltd., Class A	58,765	1,481,211
	Zhongjin Gold Corp.Ltd., Class A	1,084,600	1,952,538
	Zhongshan Broad Ocean Motor Co.Ltd., Class A	1,503,300	1,109,775
	Zhongshan Public Utilities Group Co.Ltd., Class A	501,800	534,388
	Zhongsheng Group Holdings Ltd.	5,975,000	10,897,109
	Zhongtai Securities Co.Ltd., Class A	505,700	463,662
*††	Zhongtian Financial Group Co.Ltd., Class A	4,312,400	0
#*	Zhongyu Energy Holdings Ltd.	1,819,550	1,134,910
	Zhongyuan Environment-Protection Co.Ltd., Class A	544,400	590,083
#Ω	Zhou Hei Ya International Holdings Co.Ltd	7,169,000	1,711,558
	Zhuhai Huafa Properties Co.Ltd., Class A	452,438	390,155
	Zhuzhou CRRC Times Electric Co.Ltd., Class H	1,664,450	5,965,412
	Zhuzhou Hongda Electronics Corp.Ltd., Class A	217,900	676,910
	Zhuzhou Kibing Group Co.Ltd., Class A	1,788,500	1,924,685
	Zijin Mining Group Co.Ltd., Class H	14,342,000	31,286,662
	Zoomlion Heavy Industry Science & Technology Co.Ltd., Class H	5,190,600	3,940,726
	ZTE Corp., Class H	2,449,592	5,279,727
	ZTO Express Cayman, Inc., ADR	1,047,004	21,976,614
	ZTO Express Cayman, Inc.	4,250	90,227

TOTAL CHINA			6,172,203,930

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	1,191,206	2,716,150
	BAC Holding International Corp.	1,415,568	90,210
	Banco de Bogota SA	63,848	460,591
	Bancolombia SA, Sponsored ADR	118,217	3,868,060
	Bancolombia SA	422,977	3,644,309
	Bolsa de Valores de Colombia	20,739	55,085
	Celsia SA ESP	1,469,106	1,544,752
	Cementos Argos SA	1,770,624	3,664,916
*	CEMEX Latam Holdings SA	832,855	891,238
	Corp.Financiera Colombiana SA	399,328	1,506,514
	Ecopetrol SA	3,453,724	2,007,262
	Grupo Argos SA	534,233	2,195,217
	Grupo Aval Acciones y Valores SA, ADR	16,747	40,025
	Grupo Energia Bogota SA ESP	3,239,549	2,010,783
	Interconexion Electrica SA ESP	1,191,617	5,497,902

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Mineros SA	366,876	$285,234
	Promigas SA ESP	42,683	71,700

TOTAL COLOMBIA			30,549,948

CZECH REPUBLIC — (0.1%)
	CEZ AS	445,674	16,459,943
	Komercni Banka AS	185,284	6,826,754
Ω	Moneta Money Bank AS	718,905	2,898,336
#	Philip Morris CR AS	1,948	1,322,876

TOTAL CZECH REPUBLIC			27,507,909

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	5,923,722	8,783,120
*	EFG Holding S.A.E., GDR	165,433	115,640

TOTAL EGYPT			8,898,760

GREECE — (0.5%)
*	Aegean Airlines SA	248,716	3,336,948
*	Alpha Services & Holdings SA	4,479,043	7,563,391
	Athens Water Supply & Sewage Co.SA	166,374	1,014,558
	Autohellas Tourist & Trading SA	118,800	1,623,189
	Avax SA	173,111	272,841
	Bank of Greece	28,725	429,117
*	Ellaktor SA	256,653	716,707
	ElvalHalcor SA	395,854	811,365
	Entersoft SA Software Development & Related Services Co.	69,787	582,967
	Epsilon Net SA	88,987	1,139,604
*	Eurobank Ergasias Services & Holdings SA, Class A	6,228,786	13,324,906
*††	FF Group	156,853	0
	Fourlis Holdings SA	284,556	1,252,638
	GEK Terna SA	365,348	6,509,593
	Hellenic Exchanges - Athens Stock Exchange SA	115,228	631,782
	Hellenic Telecommunications Organization SA	447,692	6,801,180
	Helleniq Energy Holdings SA	306,404	2,746,780
	Holding Co.ADMIE IPTO SA	118,652	281,610
	Ideal Holdings SA	59,686	397,590
	Intracom Holdings SA	409,517	1,587,931
*	Intrakat Technical & Energy Projects SA	107,558	617,953
	Jumbo SA	288,252	8,971,152
	Kri-Kri Milk Industry SA	20,548	234,197
*	LAMDA Development SA	384,947	2,825,014
*	Lavipharm SA	161,049	145,417
	Motor Oil Hellas Corinth Refineries SA	318,770	9,248,795
	Mytilineos SA	219,587	8,908,670
*	National Bank of Greece SA	1,332,132	10,720,627
	OPAP SA	424,236	7,057,842
*	Piraeus Financial Holdings SA	1,120,346	4,488,050
	Piraeus Port Authority SA	49,221	1,300,791
	Profile Systems & Software SA	28,545	141,973
*	Public Power Corp.SA	406,294	4,849,703
	Quest Holdings SA	170,341	1,054,166
	Sarantis SA	106,477	1,344,921
	Terna Energy SA	130,565	2,538,232
	Thrace Plastics Holding & Co.	77,042	328,503
	Titan Cement International SA	256,261	8,093,030

TOTAL GREECE			123,893,733

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	$0
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
*††	China Properties Investment Holdings Ltd.	397,000	0
#	Gushengtang Holdings Ltd.	404,200	2,397,444
*	Kai Yuan Holdings Ltd.	8,450,000	16,131
††	MediCare International Ltd.	4,480,000	24,683
††	Nan Hai Corp.Ltd.	35,000,000	29,529
*	Phoenix Media Investment Holdings Ltd.	541,200	125,032
††	Sino-I Technology Ltd.	5,320,000	2,584
#*	Star CM Holdings Ltd.	13,000	7,131
*††	Tian Shan Development Holding Ltd.	1,584,000	0
#	Time Interconnect Technology Ltd.	376,000	89,068
††	Untrade.Ch Wood Opti	2,848,000	61,455
*††	Untrade.Lumena Newmat	391,649	0

TOTAL HONG KONG			2,753,057

HUNGARY — (0.2%)
#*	4iG Nyrt	49,480	109,313
	Magyar Telekom Telecommunications PLC	747,965	1,886,366
#*	MASTERPLAST Nyrt	4,476	35,781
	MOL Hungarian Oil & Gas PLC	2,611,009	21,399,010
#*	Opus Global Nyrt	852,804	878,351
	OTP Bank Nyrt	503,133	24,938,106
	Richter Gedeon Nyrt	206,421	5,255,801

TOTAL HUNGARY			54,502,728

INDIA — (20.6%)
	360 ONE WAM Ltd.	811,327	7,583,912
*	3i Infotech Ltd.	349,409	163,072
	3M India Ltd.	2,958	1,074,962
	63 Moons Technologies Ltd.	23,008	118,687
	Aarti Drugs Ltd.	252,061	1,521,015
	Aarti Industries Ltd.	1,061,595	9,416,344
	Aarti Pharmalabs Ltd.	205,566	1,258,148
*	Aavas Financiers Ltd.	53,703	1,047,424
	ABB India Ltd.	29,832	2,333,292
	Abbott India Ltd.	9,321	2,958,995
	ACC Ltd.	230,620	6,973,476
	Accelya Solutions India Ltd.	5,039	101,459
	Action Construction Equipment Ltd.	341,269	6,198,635
*	Adani Energy Solutions Ltd.	243,847	3,114,569
	Adani Enterprises Ltd.	39,446	1,440,326
*	Adani Green Energy Ltd.	241,365	5,184,729
	Adani Ports & Special Economic Zone Ltd.	1,222,513	19,337,848
*	Adani Power Ltd.	2,954,258	21,699,842
	Adani Total Gas Ltd.	320,657	3,576,669
	ADF Foods Ltd.	139,498	377,727
*	Aditya Birla Capital Ltd.	3,489,169	9,712,057
	Advanced Enzyme Technologies Ltd.	294,271	1,391,866
	Aegis Logistics Ltd.	1,003,194	8,175,908
*	Aether Industries Ltd.	21,443	213,966
*	Affle India Ltd.	2,736	36,654
	AGI Greenpac Ltd.	221,725	2,214,311
	Agro Tech Foods Ltd.	48,493	437,841
	Ahluwalia Contracts India Ltd.	151,303	2,016,684
	AIA Engineering Ltd.	248,276	11,257,561
	Ajanta Pharma Ltd.	364,874	9,662,451

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ajmera Realty & Infra India Ltd.	14,685	$145,088
	Akzo Nobel India Ltd.	64,495	1,892,204
	Alembic Ltd.	629,826	698,343
	Alembic Pharmaceuticals Ltd.	491,568	5,883,905
	Alkem Laboratories Ltd.	76,636	4,429,934
	Alkyl Amines Chemicals	60,703	1,480,327
*	Allcargo Gati Ltd.	274,212	349,657
	Allcargo Logistics Ltd.	2,729,032	2,389,556
	Allcargo Terminals Ltd.	686,770	487,862
	Amara Raja Energy & Mobility Ltd.	865,286	11,353,139
*	Amber Enterprises India Ltd.	73,483	3,398,029
	Ambika Cotton Mills Ltd.	2,805	51,841
	Ambuja Cements Ltd.	1,005,199	7,440,610
	Amrutanjan Health Care Ltd.	47,776	399,783
	Anant Raj Ltd.	573,358	2,476,419
	Andhra Paper Ltd.	29,228	185,895
	Andhra Sugars Ltd.	356,515	457,718
	Angel One Ltd.	227,209	7,591,531
	Anup Engineering Ltd.	3,984	85,052
	Apar Industries Ltd.	105,924	9,976,638
	Apcotex Industries Ltd.	83,501	452,625
	APL Apollo Tubes Ltd.	710,360	13,295,858
	Apollo Hospitals Enterprise Ltd.	262,006	18,668,391
	Apollo Pipes Ltd.	18,737	146,176
	Apollo Tyres Ltd.	3,854,963	23,556,529
	Aptech Ltd.	66,751	206,620
*	Arman Financial Services Ltd.	7,261	175,127
	Artemis Medicare Services Ltd.	24,322	53,558
	Arvind Fashions Ltd.	435,675	2,490,029
	Arvind Ltd.	1,495,872	5,615,539
	Arvind SmartSpaces Ltd.	13,736	121,598
	Asahi India Glass Ltd.	413,977	2,979,856
*	Ashapura Minechem Ltd.	72,939	289,268
	Ashiana Housing Ltd.	124,683	555,125
	Ashok Leyland Ltd.	6,381,571	14,677,175
*	Ashoka Buildcon Ltd.	1,398,768	2,913,943
*	Asian Granito India Ltd.	89,421	67,668
	Asian Paints Ltd.	821,045	28,233,399
	Astec Lifesciences Ltd.	28,607	439,925
Ω	Aster DM Healthcare Ltd.	840,295	3,480,206
	Astra Microwave Products Ltd.	348,249	2,900,900
	Astral Ltd.	401,140	10,161,653
	AstraZeneca Pharma India Ltd.	19,537	1,245,367
*	Atul Auto Ltd.	14,157	89,070
	Atul Ltd.	105,142	7,549,023
Ω	AU Small Finance Bank Ltd.	936,436	7,082,753
	AurionPro Solutions Ltd.	12,715	380,875
	Aurobindo Pharma Ltd.	1,402,142	19,292,375
	Automotive Axles Ltd.	35,359	800,843
	Avadh Sugar & Energy Ltd.	27,241	196,283
	Avanti Feeds Ltd.	305,577	1,951,182
*Ω	Avenue Supermarts Ltd.	96,480	5,325,153
	Axis Bank Ltd.	8,031,580	111,773,770
	Axis Bank Ltd., GDR	291	20,370
*	AXISCADES Technologies Ltd.	9,540	72,451
	Bajaj Auto Ltd.	198,565	21,227,050
	Bajaj Consumer Care Ltd.	585,164	1,691,841
	Bajaj Finance Ltd.	533,819	44,150,323
	Bajaj Finserv Ltd.	683,209	13,189,651

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	$2,146,337
	Bajaj Holdings & Investment Ltd.	161,578	15,799,829
	Balaji Amines Ltd.	87,890	2,301,050
	Balkrishna Industries Ltd.	380,000	11,028,168
	Balmer Lawrie & Co.Ltd.	565,989	1,844,921
	Balrampur Chini Mills Ltd.	1,276,271	6,081,712
	Banco Products India Ltd.	125,760	939,098
Ω	Bandhan Bank Ltd.	5,424,989	12,187,269
	Bank of Baroda	4,220,226	14,134,282
	Bank of India	2,139,467	3,958,916
	Bank of Maharashtra	5,423,396	4,542,365
	Bannari Amman Sugars Ltd.	7,893	251,232
	BASF India Ltd.	68,247	3,048,500
	Bata India Ltd.	242,073	3,965,451
	Bayer CropScience Ltd.	36,633	2,421,684
	BCL Industries Ltd.	145,790	102,373
	BEML Ltd.	121,055	5,081,180
	Berger Paints India Ltd.	977,644	5,982,778
*	BF Utilities Ltd.	43,243	446,073
	Bhagiradha Chemicals & Industries Ltd.	896	20,952
	Bhansali Engineering Polymers Ltd.	715,949	864,515
	Bharat Bijlee Ltd.	30,826	1,191,510
	Bharat Dynamics Ltd.	176,354	4,161,687
	Bharat Electronics Ltd.	9,123,200	25,550,055
	Bharat Forge Ltd.	914,493	13,901,415
	Bharat Heavy Electricals Ltd.	5,177,090	17,380,307
	Bharat Petroleum Corp.Ltd.	1,939,033	14,174,581
	Bharat Rasayan Ltd.	6,568	753,314
*	Bharat Wire Ropes Ltd.	39,648	142,590
	Bharti Airtel Ltd.	7,221,137	114,491,223
	Birla Corp.Ltd.	201,637	3,460,697
	Birlasoft Ltd.	1,373,575	10,659,932
*	BL Kashyap & Sons Ltd.	15,320	12,229
*	Black Box Ltd.	73,313	211,223
	Bliss Gvs Pharma Ltd.	296,202	441,659
	BLS International Services Ltd.	350,367	1,468,436
	Blue Dart Express Ltd.	33,069	2,497,467
	Blue Star Ltd.	475,736	8,505,115
	Bodal Chemicals Ltd.	69,763	65,040
	Bombay Burmah Trading Co.	128,712	2,396,414
*	Bombay Dyeing & Manufacturing Co.Ltd.	218,728	450,311
*	Borosil Ltd.	16,173	68,561
*	Borosil Renewables Ltd.	45,879	288,095
	Bosch Ltd.	13,705	4,801,183
	Brigade Enterprises Ltd.	627,180	7,728,611
*	Brightcom Group Ltd.	8,123,931	1,356,355
	Britannia Industries Ltd.	253,892	14,523,551
	BSE Ltd.	361,765	12,000,798
	Can Fin Homes Ltd.	619,617	5,666,900
	Canara Bank	1,524,702	11,316,071
*	Capacit’e Infraprojects Ltd.	300,880	1,118,945
	Caplin Point Laboratories Ltd.	192,876	3,132,010
	Carborundum Universal Ltd.	532,025	9,057,875
	Care Ratings Ltd.	153,149	2,172,976
*	Cartrade Tech Ltd.	21,912	185,404
	Carysil Ltd.	20,007	224,960
	Castrol India Ltd.	2,450,623	6,157,813
	CCL Products India Ltd.	630,550	4,465,890
	CE Info Systems Ltd.	28,603	684,022

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat Ltd	229,896	$7,052,741
	Central Depository Services India Ltd.	298,087	7,499,558
	Centum Electronics Ltd.	722	17,645
	Century Enka Ltd.	63,111	355,584
	Century Plyboards India Ltd..	463,423	3,532,885
	Century Textiles & Industries Ltd.	309,283	7,392,952
	Cera Sanitaryware Ltd.	35,016	3,006,229
	CESC Ltd.	3,727,701	6,553,422
	CG Power & Industrial Solutions Ltd.	3,295,854	21,825,250
*	Chalet Hotels Ltd.	91,425	944,859
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	9,074,387
	Chennai Petroleum Corp. Ltd.	214,638	2,625,551
*††	Chennai Super Kings Cricket Ltd.	2,606,099	0
*	Choice International Ltd.	37,394	145,724
	Cholamandalam Financial Holdings Ltd.	657,374	8,465,514
	Cholamandalam Investment & Finance Co. Ltd.	1,407,898	20,175,719
	CIE Automotive India Ltd.	953,643	5,605,331
	Cigniti Technologies Ltd.	87,067	1,397,317
	Cipla Ltd.	1,551,071	25,975,567
	City Union Bank Ltd.	2,891,513	5,564,907
	CMS Info Systems Ltd.	331,503	1,646,039
	Coal India Ltd.	3,129,065	16,997,567
Ω	Cochin Shipyard Ltd.	555,614	8,696,111
*Ω	Coffee Day Enterprises Ltd.	268,650	200,530
	Coforge Ltd.	293,589	17,863,160
	Colgate-Palmolive India Ltd.	407,402	13,759,313
	Computer Age Management Services Ltd.	198,342	7,598,647
	Confidence Petroleum India Ltd.	400,963	430,515
	Container Corp.of India Ltd.	857,465	10,514,225
	Control Print Ltd.	7,971	87,844
	Coromandel International Ltd.	1,017,910	14,743,975
	Cosmo First Ltd.	114,913	822,789
*	CreditAccess Grameen Ltd.	326,158	5,895,404
	CRISIL Ltd.	105,671	5,501,651
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	13,802,686
*	CSB Bank Ltd.	313,138	1,386,630
	Cummins India Ltd.	410,895	16,061,392
	Cupid Ltd.	28,068	36,516
	Cyient Ltd.	379,647	8,205,726
	Dabur India Ltd.	1,190,781	7,234,838
	Dalmia Bharat Ltd.	433,980	9,547,398
	Dalmia Bharat Sugar & Industries Ltd.	150,805	730,836
	Datamatics Global Services Ltd.	32,713	233,429
	DB Corp.Ltd.	359,014	1,212,425
	DCB Bank Ltd.	1,929,095	3,226,997
	DCM Shriram Industries Ltd.	26,311	64,991
	DCM Shriram Ltd.	392,090	4,542,531
	DCW Ltd.	1,164,195	771,767
	Deep Industries Ltd.	20,450	68,765
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	4,253,462
	Deepak Nitrite Ltd.	399,930	11,656,410
*	Delhivery Ltd.	768,784	4,133,496
	Delta Corp.Ltd.	789,578	1,155,019
*	DEN Networks Ltd.	522,042	318,324
	Dhampur Bio Organics Ltd.	273,855	444,635
	Dhampur Sugar Mills Ltd.	350,920	992,677
*	Dhani Services Ltd.	1,353,433	838,897
*	Dhanlaxmi Bank Ltd.	146,332	77,300
	Dhanuka Agritech Ltd.	111,129	1,862,176

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Dilip Buildcon Ltd.	278,861	$1,564,162
*	Dish TV India Ltd.	6,345,026	1,333,831
*	Dishman Carbogen Amcis Ltd.	494,826	1,374,634
	Divi’s Laboratories Ltd.	287,415	13,757,264
	Dixon Technologies India Ltd.	179,577	17,903,321
	DLF Ltd.	1,179,187	12,572,233
	Dollar Industries Ltd.	82,553	569,816
Ω	Dr Lal PathLabs Ltd.	182,103	5,177,227
	Dr Reddy’s Laboratories Ltd., ADR	280,067	20,576,522
	Dr Reddy’s Laboratories Ltd.	201,130	14,915,877
	Dreamfolks Services Ltd.	10,029	65,015
*	Dredging Corp.of India Ltd.	1,682	15,844
	Dwarikesh Sugar Industries Ltd.	1,017,148	886,911
	Dynamatic Technologies Ltd.	19,109	1,898,217
	eClerx Services Ltd..	201,521	5,942,219
	Edelweiss Financial Services Ltd.	3,029,611	2,829,272
	Eicher Motors Ltd.	332,378	18,370,660
	EID Parry India Ltd.	855,318	6,339,891
	EIH Associated Hotels	25,315	224,449
	EIH Ltd.	1,008,409	5,781,473
	Elecon Engineering Co.Ltd.	53,401	726,629
	Electrosteel Castings Ltd.	2,081,233	4,758,317
	Elgi Equipments Ltd.	796,209	6,224,406
	Emami Ltd.	1,144,908	6,654,586
	eMudhra Ltd.	8,606	78,255
Ω	Endurance Technologies Ltd.	145,643	3,461,702
	Engineers India Ltd.	2,380,122	6,943,457
	Epigral Ltd.	97,712	1,550,718
	EPL Ltd.	697,960	1,514,526
Ω	Equitas Small Finance Bank Ltd.	1,287,647	1,495,371
*Ω	Eris Lifesciences Ltd.	180,926	1,938,623
	ESAB India Ltd.	16,226	1,033,220
	Escorts Kubota Ltd.	243,695	9,827,480
*	Ethos Ltd.	1,306	37,369
	Everest Industries Ltd.	34,383	514,753
	Everest Kanto Cylinder Ltd..	68,303	121,032
	Excel Industries Ltd.	30,148	372,122
	Exide Industries Ltd.	3,468,793	19,648,262
	Expleo Solutions Ltd.	2,960	46,611
*	FDC Ltd.	399,922	2,175,350
	Federal Bank Ltd.	15,426,620	30,009,913
*	Federal-Mogul Goetze India Ltd.	23,434	102,281
	FIEM Industries Ltd.	66,273	957,839
	Filatex India Ltd.	1,418,441	1,070,850
	Fine Organic Industries Ltd	36,931	1,929,830
	Fineotex Chemical Ltd.	25,493	114,721
*	Fino Payments Bank Ltd.	16,132	56,051
	Finolex Cables Ltd.	549,480	6,913,885
	Finolex Industries Ltd.	2,161,546	6,895,905
	Firstsource Solutions Ltd.	2,294,330	5,810,717
	Force Motors Ltd.	22,591	2,565,124
	Fortis Healthcare Ltd.	2,509,479	13,188,702
*	Fusion Micro Finance Ltd.	127,516	785,818
	Gabriel India Ltd.	641,693	3,014,742
	GAIL India Ltd.	7,828,804	19,557,277
	Galaxy Surfactants Ltd.	43,978	1,376,355
*	Ganesh Benzoplast Ltd.	32,811	66,454
	Ganesh Housing Corp.Ltd.	52,427	501,852
	Ganesha Ecosphere Ltd.	12,772	163,340

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Garden Reach Shipbuilders & Engineers Ltd.	99,646	$1,176,806
	Garware Hi-Tech Films Ltd.	7,524	159,565
	Garware Technical Fibres Ltd.	60,140	2,315,837
	Gateway Distriparks Ltd.	2,047,039	2,622,739
*	GE T&D India Ltd.	192,404	2,614,491
Ω	General Insurance Corp.of India	345,827	1,431,846
	Genus Power Infrastructures Ltd.	345,154	1,232,692
	Geojit Financial Services Ltd.	213,157	245,720
	GHCL Ltd.	749,719	4,605,465
*	GHCL Textiles Ltd.	761,649	758,153
	GIC Housing Finance Ltd.	258,928	687,019
	Gillette India Ltd.	35,551	2,833,966
*Ω	Gland Pharma Ltd.	40,907	835,099
	GlaxoSmithKline Pharmaceuticals Ltd.	167,268	4,175,740
	Glenmark Pharmaceuticals Ltd.	1,276,563	16,196,883
*	Global Health Ltd.	101,353	1,768,819
	Globus Spirits Ltd.	6,940	65,410
	GMM Pfaudler Ltd.	43,514	740,632
*	GMR Airports Infrastructure Ltd.	6,429,437	6,550,830
	GNA Axles Ltd.	13,317	65,521
*	Go Fashion India Ltd.	21,963	288,787
	GOCL Corp.Ltd.	9,372	47,745
	Godawari Power & Ispat Ltd.	312,212	3,322,994
	Godfrey Phillips India Ltd.	137,919	5,535,891
Ω	Godrej Agrovet Ltd.	150,710	985,486
	Godrej Consumer Products Ltd.	909,875	13,382,046
*	Godrej Industries Ltd.	368,824	4,259,340
*	Godrej Properties Ltd.	254,621	8,042,794
	Gokaldas Exports Ltd.	98,592	1,043,666
	Goldiam International Ltd.	23,682	49,546
	Goodluck India Ltd.	10,194	109,626
	Goodyear India Ltd.	40,421	562,982
	Granules India Ltd.	1,304,287	6,639,235
	Graphite India Ltd.	528,952	4,273,304
	Grasim Industries Ltd.	697,521	20,097,978
	Grauer & Weil India Ltd.	718,096	765,437
	Gravita India Ltd.	72,870	848,146
	Great Eastern Shipping Co.Ltd.	912,837	11,910,857
	Greaves Cotton Ltd.	529,219	896,250
	Greenlam Industries Ltd.	106,815	775,791
	Greenpanel Industries Ltd.	370,262	1,396,696
	Greenply Industries Ltd.	406,414	1,249,042
	Grindwell Norton Ltd.	161,030	4,108,365
	Gufic Biosciences Ltd.	9,563	37,374
	Gujarat Alkalies & Chemicals Ltd.	235,917	2,237,428
	Gujarat Ambuja Exports Ltd.	1,466,110	2,959,933
	Gujarat Fluorochemicals Ltd.	238,383	10,263,490
	Gujarat Gas Ltd.	716,872	4,687,771
	Gujarat Industries Power Co.Ltd.	184,821	417,234
	Gujarat Mineral Development Corp.Ltd.	717,644	3,591,961
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	891,397	7,587,905
	Gujarat Pipavav Port Ltd.	2,050,341	5,175,976
	Gujarat State Fertilizers & Chemicals Ltd.	1,530,933	4,498,948
	Gujarat State Petronet Ltd.	2,596,296	9,157,946
	Gulf Oil Lubricants India Ltd.	125,085	1,541,526
*	GVK Power & Infrastructure Ltd.	203,675	26,581
	Happiest Minds Technologies Ltd.	257,463	2,507,491
Ω	Harsha Engineers Ltd.	11,728	59,978
*	Hathway Cable & Datacom Ltd.	2,303,680	606,994

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hatsun Agro Product Ltd.	171,901	$2,247,425
	Havells India Ltd.	593,712	11,831,648
	HBL Power Systems Ltd.	724,991	4,426,637
	HCL Technologies Ltd.	2,961,027	48,339,149
Ω	HDFC Asset Management Co.Ltd.	227,440	10,576,746
	HDFC Bank Ltd.	5,093,539	92,218,671
Ω	HDFC Life Insurance Co.Ltd.	516,609	3,609,661
*	HealthCare Global Enterprises Ltd.	114,810	502,147
	HEG Ltd.	88,959	2,504,698
	HeidelbergCement India Ltd.	586,254	1,413,975
	Heritage Foods Ltd.	299,831	1,186,606
	Hero MotoCorp Ltd.	581,853	31,633,625
	Hester Biosciences Ltd.	14,649	290,984
*	Heubach Colorants India Ltd.	31,576	153,138
	HFCL Ltd.	6,197,980	7,464,821
	HG Infra Engineering Ltd.	136,445	1,933,762
	Hikal Ltd.	348,125	1,261,865
	HIL Ltd.	29,381	939,534
	Himadri Speciality Chemical Ltd.	1,578,999	7,083,822
*	Himatsingka Seide Ltd.	22,951	39,291
	Hindalco Industries Ltd.	4,432,059	34,064,788
	Hinduja Global Solutions Ltd.	116,383	1,219,268
	Hindustan Aeronautics Ltd.	612,906	28,936,133
*	Hindustan Construction Co.Ltd.	4,124,547	1,867,682
	Hindustan Copper Ltd.	1,311,701	6,040,731
*	Hindustan Foods Ltd.	6,458	39,149
*	Hindustan Oil Exploration Co.Ltd.	239,595	618,487
	Hindustan Petroleum Corp.Ltd.	1,994,784	11,830,114
	Hindustan Unilever Ltd.	967,538	25,878,970
	Hindware Home Innovation Ltd.	55,054	237,603
	Hitachi Energy India Ltd.	41,519	4,712,482
	HI-Tech Pipes Ltd.	55,531	88,790
	Hle Glascoat Ltd.	26,127	141,298
*	HLV Ltd.	136,926	45,777
	Honda India Power Products Ltd.	19,873	577,138
	HPL Electric & Power Ltd.	9,057	40,578
	Huhtamaki India Ltd.	140,713	519,254
	I G Petrochemicals Ltd.	61,863	402,052
	ICICI Bank Ltd., Sponsored ADR	4,263,961	117,386,846
	ICICI Bank Ltd.	3,800,989	52,366,803
Ω	ICICI Lombard General Insurance Co.Ltd.	388,539	7,919,822
Ω	ICICI Prudential Life Insurance Co.Ltd.	442,757	3,023,624
Ω	ICICI Securities Ltd.	153,668	1,390,624
	ICRA Ltd.	7,584	482,279
*	IDFC First Bank Ltd.	16,529,103	16,212,453
*	IDFC Ltd.	9,169,780	13,315,032
*	IFB Industries Ltd.	39,887	729,886
	Igarashi Motors India Ltd.	11,730	76,468
	IIFL Finance Ltd.	1,380,572	6,723,982
	IIFL Securities Ltd.	1,246,275	2,143,210
*	Imagicaaworld Entertainment Ltd.	107,081	108,035
*	India Cements Ltd.	1,121,694	3,001,691
	India Glycols Ltd.	115,132	1,155,536
	India Nippon Electricals Ltd.	7,359	61,741
	India Power Corp. Ltd.	253,850	54,842
	Indiabulls Housing Finance Ltd.	2,661,005	5,401,412
*	Indiabulls Real Estate Ltd.	2,826,497	4,445,809
Ω	IndiaMart InterMesh Ltd.	12,770	405,087
	Indian Bank	1,363,355	8,928,005

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Indian Energy Exchange Ltd.	2,552,194	$4,760,448
	Indian Hotels Co. Ltd.	2,141,902	14,778,847
	Indian Metals & Ferro Alloys Ltd.	54,962	480,804
	Indian Oil Corp. Ltd.	6,337,863	12,806,147
	Indian Railway Catering & Tourism Corp.Ltd.	510,415	6,347,436
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	5,036,955
	Indigo Paints Ltd.	7,341	121,113
	Indo Count Industries Ltd.	579,347	2,694,024
	Indoco Remedies Ltd.	239,686	938,327
	Indraprastha Gas Ltd.	1,134,003	6,393,369
	Indraprastha Medical Corp.Ltd.	27,436	87,220
*	Indus Towers Ltd.	4,006,870	16,970,100
	IndusInd Bank Ltd.	1,171,420	21,144,472
	Infibeam Avenues Ltd.	7,267,254	2,974,372
	Info Edge India Ltd.	145,494	10,507,459
#	Infosys Ltd., Sponsored ADR	2,556,809	42,724,278
	Infosys Ltd.	7,955,267	134,434,304
	Ingersoll Rand India Ltd.	38,447	1,833,334
*	Inox Wind Energy Ltd.	397	36,792
*	Inox Wind Ltd.	415,573	3,097,278
	Insecticides India Ltd.	64,008	443,867
	Intellect Design Arena Ltd.	491,645	6,334,099
*Ω	InterGlobe Aviation Ltd.	229,621	10,960,643
	IOL Chemicals & Pharmaceuticals Ltd.	143,950	675,047
	ION Exchange India Ltd.	99,316	675,742
	Ipca Laboratories Ltd.	876,201	14,078,336
	IRB Infrastructure Developers Ltd.	7,217,735	5,853,531
Ω	IRCON International Ltd.	1,879,788	5,635,727
	ISGEC Heavy Engineering Ltd.	70,601	924,937
	ISMT Ltd.	98,777	127,531
	ITC Ltd.	9,888,606	51,526,008
	ITD Cementation India Ltd.	695,024	3,147,137
*	ITI Ltd.	307,399	1,130,945
	J Kumar Infraprojects Ltd.	232,572	1,877,531
*	Jagran Prakashan Ltd.	545,528	683,145
	Jai Corp.Ltd.	424,199	1,634,792
*	Jain Irrigation Systems Ltd.	232,975	173,341
*	Jaiprakash Associates Ltd.	4,259,216	1,015,603
*	Jaiprakash Power Ventures Ltd.	13,550,170	3,223,752
	Jammu & Kashmir Bank Ltd.	2,523,871	4,122,053
	Jamna Auto Industries Ltd.	1,384,636	2,317,083
	Jash Engineering Ltd.	2,653	63,092
	JB Chemicals & Pharmaceuticals Ltd.	533,948	12,196,350
	JBM Auto Ltd.	128,338	2,914,868
	Jindal Drilling & Industries Ltd.	246	2,331
	Jindal Poly Films Ltd.	173,458	1,182,192
	Jindal Saw Ltd.	1,516,771	10,044,985
	Jindal Stainless Ltd.	3,454,277	29,218,509
	Jindal Steel & Power Ltd.	2,601,824	28,875,728
*	Jio Financial Services Ltd.	5,233,316	23,488,256
*	JITF Infralogistics Ltd.	968	8,930
	JK Cement Ltd.	224,476	10,736,661
	JK Lakshmi Cement Ltd.	420,062	3,990,070
	JK Paper Ltd.	969,788	4,432,440
	JK Tyre & Industries Ltd.	1,159,437	5,841,980
	JM Financial Ltd.	2,939,935	3,108,708
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	31,305	473,869
	JSW Energy Ltd.	2,230,738	16,836,469
	JSW Steel Ltd.	3,165,252	33,413,181

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JTEKT India Ltd.	377,928	$786,593
	Jubilant Foodworks Ltd.	2,286,302	12,652,623
	Jubilant Ingrevia Ltd.	843,917	5,541,978
	Jubilant Pharmova Ltd.	678,091	5,475,965
	Jupiter Wagons Ltd.	305,679	1,495,710
*	Just Dial Ltd.	62,015	853,843
	Jyothy Labs Ltd.	943,787	4,868,745
*	Jyoti Structures Ltd.	178,229	56,502
	Kajaria Ceramics Ltd.	642,455	9,263,669
	Kalpataru Projects International Ltd.	734,045	10,811,358
	Kalyani Steels Ltd.	203,343	2,137,448
	Kamdhenu Ltd.	1,678	11,309
	Kansai Nerolac Paints Ltd.	906,862	3,029,733
	Karnataka Bank Ltd.	1,691,799	4,678,220
	Karur Vysya Bank Ltd.	3,777,171	9,231,355
	Kaveri Seed Co.Ltd.	209,217	2,170,150
	KCP Ltd.	563,447	1,203,858
	KDDL Ltd.	4,765	142,880
	KEC International Ltd.	890,909	7,942,974
	KEI Industries Ltd.	430,829	20,590,706
*	Kellton Tech Solutions Ltd.	58,657	70,727
	Kennametal India Ltd.	21,504	645,619
*	Kesoram Industries Ltd.	409,481	887,997
	Kewal Kiran Clothing Ltd.	48,629	414,477
*	Kiri Industries Ltd.	62,878	271,195
	Kirloskar Brothers Ltd.	108,669	1,689,452
	Kirloskar Ferrous Industries Ltd.	291,560	2,147,075
	Kirloskar Industries Ltd.	1,419	88,131
	Kirloskar Oil Engines Ltd.	514,617	6,270,623
	Kirloskar Pneumatic Co.Ltd.	24,962	315,363
	Kitex Garments Ltd.	241,251	584,004
††	Klass Pack Ltd.	12,129	11,855
	KNR Constructions Ltd.	1,182,670	3,757,659
	Kolte-Patil Developers Ltd.	185,064	1,186,696
	Kopran Ltd.	23,051	71,634
	Kotak Mahindra Bank Ltd.	1,769,324	34,381,154
	Kovai Medical Center & Hospital	2,860	142,775
Ω	KPI Green Energy Ltd.	49,362	1,071,007
	KPIT Technologies Ltd.	1,261,387	22,391,304
	KPR Mill Ltd.	579,614	5,838,241
	KRBL Ltd.	541,600	1,916,876
*Ω	Krishna Institute of Medical Sciences Ltd.	36,731	896,497
	Krsnaa Diagnostics Ltd.	33,438	229,958
	KSB Ltd.	60,752	3,287,413
	L&T Finance Ltd.	5,546,279	11,066,953
Ω	L&T Technology Services Ltd.	49,119	2,716,669
	LA Opala RG Ltd.	205,933	803,362
	Lakshmi Machine Works Ltd.	18,685	3,778,174
	Larsen & Toubro Ltd.	1,682,110	72,259,752
Ω	Laurus Labs Ltd.	2,289,432	12,357,971
	Laxmi Organic Industries Ltd.	156,766	478,100
*Ω	Lemon Tree Hotels Ltd.	768,764	1,402,020
	LG Balakrishnan & Bros Ltd.	187,741	2,877,230
	LIC Housing Finance Ltd.	2,626,158	21,122,043
	Lincoln Pharmaceuticals Ltd.	5,284	38,189
	Linde India Ltd.	58,438	5,758,020
	Lloyds Engineering Works Ltd.	375,390	307,772
	LT Foods Ltd.	2,083,868	5,370,167
Ω	LTIMindtree Ltd.	286,925	16,114,054

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lumax Auto Technologies Ltd.	224,947	$1,284,454
	Lumax Industries Ltd.	13,635	411,049
	Lupin Ltd.	830,759	16,378,534
	LUX Industries Ltd.	53,682	959,207
	Mahanagar Gas Ltd.	212,714	3,667,720
	Maharashtra Scooters Ltd.	5,815	542,601
	Maharashtra Seamless Ltd.	413,482	4,443,906
	Mahindra & Mahindra Financial Services Ltd.	3,740,417	11,694,296
	Mahindra & Mahindra Ltd.	2,998,788	77,477,738
*	Mahindra Holidays & Resorts India Ltd.	564,954	2,855,438
	Mahindra Lifespace Developers Ltd.	489,633	3,719,896
Ω	Mahindra Logistics Ltd.	110,865	622,252
	Maithan Alloys Ltd.	73,079	1,096,650
	Man Industries India Ltd.	26,211	126,041
	Man Infraconstruction Ltd.	705,996	1,839,661
	Manappuram Finance Ltd.	5,455,313	13,024,942
	Mangalam Cement Ltd.	71,090	713,405
	Mangalore Refinery & Petrochemicals Ltd.	896,438	2,676,217
	Marico Ltd.	1,984,233	12,313,654
*Ω	Marine Electricals India Ltd.	29,280	35,772
	Marksans Pharma Ltd.	2,061,049	4,106,693
	Maruti Suzuki India Ltd.	135,210	20,715,487
Ω	MAS Financial Services Ltd.	261,695	935,941
	Mastek Ltd.	103,697	3,334,243
Ω	Matrimony.com Ltd.	6,859	46,439
*	Max Estates Ltd.	137,235	481,442
	Max Healthcare Institute Ltd.	1,026,150	10,285,345
	Max India Ltd.	46	150
	Mayur Uniquoters Ltd.	150,582	948,826
	Mazagon Dock Shipbuilders Ltd.	94,381	2,658,513
*	Medplus Health Services Ltd.	34,741	289,409
	Meghmani Organics Ltd.	1,023,137	1,058,451
Ω	Metropolis Healthcare Ltd.	156,661	3,404,518
	Minda Corp.Ltd.	554,848	2,699,320
Ω	Mishra Dhatu Nigam Ltd.	389,288	2,042,357
	MM Forgings Ltd.	69,147	954,556
	MOIL Ltd.	689,275	3,329,575
	Monte Carlo Fashions Ltd.	76,204	623,499
*	Morepen Laboratories Ltd.	2,364,806	1,405,834
	Motherson Sumi Wiring India Ltd.	9,690,374	8,023,668
	Motilal Oswal Financial Services Ltd.	325,756	9,256,747
	Mphasis Ltd.	410,840	11,381,972
	MPS Ltd.	6,435	125,247
	MRF Ltd.	6,597	10,530,913
	Mrs Bectors Food Specialities Ltd.	98,343	1,493,803
	MSTC Ltd.	113,859	1,229,896
	Mukand Ltd.	41,776	90,777
	Muthoot Finance Ltd.	852,138	17,485,370
	Nahar Spinning Mills Ltd.	26,057	89,022
	Narayana Hrudayalaya Ltd.	332,424	5,114,531
	Natco Pharma Ltd.	638,244	7,765,649
	National Aluminium Co.Ltd.	8,570,865	18,954,897
	National Fertilizers Ltd.	433,676	539,575
	Nava Ltd.	852,633	5,097,879
	Navin Fluorine International Ltd.	109,721	4,490,465
*Ω	Navkar Corp.Ltd.	43,239	54,899
	Navneet Education Ltd.	669,020	1,180,811
	NBCC India Ltd.	3,449,364	5,755,774
	NCC Ltd.	3,324,953	9,592,459

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NCL Industries Ltd.	137,733	$343,599
	NELCO Ltd.	51,468	466,466
	Neogen Chemicals Ltd.	45,895	845,601
	NESCO Ltd.	154,142	1,600,248
	Nestle India Ltd.	933,810	28,059,696
	Neuland Laboratories Ltd.	34,563	3,155,467
*	New Delhi Television Ltd.	4,691	12,980
	Newgen Software Technologies Ltd.	148,953	1,653,976
	NHPC Ltd.	8,392,295	9,635,760
	NIIT Learning Systems Ltd.	686,915	4,095,487
	NIIT Ltd.	686,915	871,182
	Nilkamal Ltd.	48,172	1,131,513
Ω	Nippon Life India Asset Management Ltd.	568,741	3,991,479
	Nitin Spinners Ltd.	17,620	78,785
	NLC India Ltd.	868,685	2,504,916
	NMDC Ltd.	4,298,310	13,049,095
*††	NMDC Steel Ltd.	2,720,359	2,099,028
	NOCIL Ltd.	941,293	3,020,272
	Novartis India Ltd.	19,447	241,072
	NRB Bearings Ltd.	430,506	1,616,964
	NTPC Ltd.	7,609,033	33,050,139
	Nucleus Software Exports Ltd.	64,006	1,056,326
*	Nuvama Wealth Management Ltd.	35,286	2,192,545
	Oberoi Realty Ltd.	434,726	7,680,422
	Oil & Natural Gas Corp.Ltd.	4,856,841	16,381,014
	Oil India Ltd.	1,230,634	9,137,944
	One 97 Communications Ltd.	257,504	1,147,257
*	OnMobile Global Ltd.	33,439	32,267
	Onward Technologies Ltd.	1,965	11,040
	Oracle Financial Services Software Ltd.	118,736	10,743,649
*	Orchid Pharma Ltd.	12,326	158,677
	Orient Cement Ltd.	1,070,141	2,851,596
	Orient Electric Ltd.	468,455	1,222,589
*	Orient Green Power Co.Ltd.	463,523	115,437
	Orient Paper & Industries Ltd.	878,921	549,941
	Oriental Aromatics Ltd.	25,737	112,400
	Oriental Carbon & Chemicals Ltd.	22,732	204,344
	Oriental Hotels Ltd.	171,114	271,617
*	Orissa Minerals Development Co.Ltd.	1,696	139,666
	Page Industries Ltd.	26,969	11,231,595
	Paisalo Digital Ltd.	2,512,808	2,134,034
	Pakka Ltd.	24,286	81,061
	Panama Petrochem Ltd.	217,304	869,642
*Ω	Parag Milk Foods Ltd.	234,425	591,592
	Patanjali Foods Ltd.	17,446	312,628
*	Patel Engineering Ltd.	2,139,623	1,471,490
*	PB Fintech Ltd.	30,786	464,945
*	PC Jeweller Ltd.	928,385	580,100
	PCBL Ltd.	1,853,318	5,974,618
	PDS Ltd.	25,324	140,479
	Pearl Global Industries Ltd.	7,587	54,971
*	Peninsula Land Ltd.	26,661	15,760
*	Pennar Industries Ltd.	236,464	386,054
	Persistent Systems Ltd.	506,334	20,364,871
	Petronet LNG Ltd.	4,850,771	17,984,806
	Pfizer Ltd.	61,344	3,135,097
*	PG Electroplast Ltd.	19,297	485,275
	Phoenix Mills Ltd.	383,467	14,546,743
	PI Industries Ltd.	271,163	11,805,468

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Pidilite Industries Ltd.	339,280	$12,374,993
	Piramal Enterprises Ltd.	736,248	8,106,525
*	Piramal Pharma Ltd.	2,680,967	4,601,566
	Pitti Engineering Ltd.	10,194	107,367
	PIX Transmissions Ltd.	2,570	41,838
*	PNB Gilts Ltd.	38,001	50,101
*Ω	PNB Housing Finance Ltd.	427,401	4,049,617
	PNC Infratech Ltd.	783,970	4,214,218
	Pokarna Ltd.	10,943	61,398
	Poly Medicure Ltd.	103,274	2,028,592
	Polycab India Ltd.	95,736	6,512,008
	Polyplex Corp.Ltd.	127,305	1,414,760
	Poonawalla Fincorp Ltd.	1,321,933	7,715,810
	Power Finance Corp.Ltd.	7,462,064	39,151,789
	Power Grid Corp.of India Ltd.	9,459,323	34,117,673
	Power Mech Projects Ltd.	31,497	1,971,088
	Praj Industries Ltd.	826,462	5,398,586
*	Prakash Industries Ltd.	743,434	1,515,727
Ω	Prataap Snacks Ltd.	27,605	294,908
	Precision Camshafts Ltd.	7,664	19,506
	Precision Wires India Ltd.	56,740	96,985
	Prestige Estates Projects Ltd.	969,796	15,980,088
*	Pricol Ltd.	740,399	3,842,533
*	Prime Focus Ltd.	65,377	85,109
*	Prince Pipes & Fittings Ltd.	249,093	1,902,336
*	Prism Johnson Ltd.	896,058	1,766,683
*	Privi Speciality Chemicals Ltd.	24,752	369,515
	Procter & Gamble Health Ltd.	48,427	2,831,412
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	5,724,426
	PSP Projects Ltd.	118,511	954,941
	PTC India Financial Services Ltd.	671,559	342,645
	PTC India Ltd.	1,958,139	5,260,692
	Punjab National Bank	4,867,558	8,177,170
	Puravankara Ltd.	106,538	497,961
*	PVR Inox Ltd.	32,132	521,444
Ω	Quess Corp. Ltd.	305,563	2,286,114
Ω	Quick Heal Technologies Ltd.	4,550	26,771
	R Systems International Ltd.	14,360	78,164
	Radico Khaitan Ltd.	253,319	5,344,398
	Rain Industries Ltd.	1,833,969	3,818,103
*	Rajesh Exports Ltd.	452,343	1,722,677
	Rajratan Global Wire Ltd.	2,638	19,678
	Rallis India Ltd.	645,725	2,061,739
	Ramco Cements Ltd.	657,308	6,251,660
	Ramco Industries Ltd.	203,273	547,897
*	Ramco Systems Ltd.	3,813	16,287
	Ramkrishna Forgings Ltd.	480,571	4,340,751
*	Ramky Infrastructure Ltd.	28,790	195,128
	Rane Holdings Ltd.	22,024	346,833
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	3,279,087
	Ratnamani Metals & Tubes Ltd.	126,362	4,792,053
*	RattanIndia Power Ltd.	5,023,897	550,134
	Raymond Ltd.	263,472	6,622,829
Ω	RBL Bank Ltd.	3,479,947	10,804,603
	REC Ltd.	11,795,505	71,714,210
	Redington Ltd.	5,928,098	15,598,738
*	Redtape Ltd.	333,665	2,921,560
	Relaxo Footwears Ltd.	140,883	1,415,351
	Reliance Industrial Infrastructure Ltd.	55,253	873,699

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Reliance Industries Ltd., GDR	7,307	$515,281
	Reliance Industries Ltd.	5,206,360	182,640,853
*	Reliance Infrastructure Ltd.	785,217	1,677,781
*	Reliance Power Ltd.	18,883,680	6,124,339
*	Religare Enterprises Ltd.	408,040	1,076,512
	Repco Home Finance Ltd.	302,036	1,878,788
	Rhi Magnesita India Ltd.	52,689	409,924
	Rico Auto Industries Ltd.	531,696	878,053
	RITES Ltd.	320,701	2,617,075
	Rossari Biotech Ltd.	20,328	182,067
	Route Mobile Ltd.	77,693	1,415,088
	RPG Life Sciences Ltd.	1,273	23,563
*	RPSG Ventures Ltd.	32,148	276,372
	RSWM Ltd.	252,773	584,478
	Rupa & Co.Ltd.	167,364	544,584
	Safari Industries India Ltd.	38,977	986,319
	Sagar Cements Ltd.	199,661	533,765
	Saksoft Ltd.	23,523	78,544
Ω	Salasar Techno Engineering Ltd.	489,252	120,299
	Samvardhana Motherson International Ltd.	10,900,143	17,064,300
	Sandhar Technologies Ltd.	108,864	657,601
	Sangam India Ltd.	73,386	383,569
*	Sanghi Industries Ltd.	43,693	49,165
	Sanghvi Movers Ltd.	83,548	1,307,220
	Sanofi India Ltd.	52,233	5,209,509
Ω	Sansera Engineering Ltd.	30,084	368,366
*	Sapphire Foods India Ltd.	40,438	687,717
	Sarda Energy & Minerals Ltd.	748,003	2,144,018
	Saregama India Ltd.	250,819	1,295,910
	Sasken Technologies Ltd.	18,317	339,868
*	Satin Creditcare Network Ltd.	339,756	1,060,982
	Savita Oil Technologies Ltd.	145,514	1,003,245
	SBI Cards & Payment Services Ltd.	447,631	3,885,915
Ω	SBI Life Insurance Co.Ltd.	426,781	7,329,473
	Schaeffler India Ltd.	146,940	6,446,648
*	Schneider Electric Infrastructure Ltd.	202,280	1,950,103
	SEAMEC Ltd.	22,702	294,064
*	SEPC Ltd.	2,254,208	522,385
*	Sequent Scientific Ltd.	407,408	600,669
	Seshasayee Paper & Boards Ltd.	130,441	523,042
Ω	SH Kelkar & Co.Ltd.	349,754	821,168
*	Shaily Engineering Plastics Ltd.	6,050	45,464
	Shakti Pumps India Ltd.	30,171	713,603
	Shankara Building Products Ltd.	51,416	419,980
	Shanthi Gears Ltd.	14,471	97,417
	Sharda Cropchem Ltd.	231,130	1,020,951
	Sharda Motor Industries Ltd.	49,126	903,729
	Share India Securities Ltd.	28,885	587,129
*	Sheela Foam Ltd.	71,314	772,643
*	Shilpa Medicare Ltd.	161,717	1,062,062
*	Shipping Corp.of India Land & Assets Ltd.	1,289,688	1,055,724
	Shipping Corp.of India Ltd.	1,335,456	3,639,102
	Shivalik Bimetal Controls Ltd.	13,415	92,303
*	Shoppers Stop Ltd.	138,864	1,192,472
	Shree Cement Ltd.	18,552	5,427,039
*	Shree Renuka Sugars Ltd.	3,250,199	1,738,182
	Shriram Finance Ltd.	1,053,434	32,055,970
	Shriram Pistons & Rings Ltd.	19,721	482,402
	Siemens Ltd.	54,253	3,781,005

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	SIS Ltd.	188,322	$1,053,839
	Siyaram Silk Mills Ltd.	133,723	748,613
*	SJS Enterprises Ltd.	43,830	331,535
	SKF India Ltd.	125,105	6,921,454
	Skipper Ltd.	28,386	120,989
*	SML ISUZU Ltd.	2,449	66,671
	Snowman Logistics Ltd.	165,474	134,139
	Sobha Ltd.	405,439	8,614,724
	Solar Industries India Ltd.	132,439	14,203,221
*	Solara Active Pharma Sciences Ltd.	73,008	463,596
	Somany Ceramics Ltd.	86,822	655,359
	Sonata Software Ltd.	976,005	8,184,363
	South Indian Bank Ltd.	11,139,285	4,097,185
	SP Apparels Ltd.	13,062	93,580
*	Spandana Sphoorty Financial Ltd.	89,960	940,335
	SRF Ltd.	733,004	22,995,006
*	Star Cement Ltd.	514,821	1,463,261
	State Bank of India	5,267,332	51,699,859
	State Bank of India, GDR	18,416	1,802,468
	Steel Authority of India Ltd.	6,183,170	12,089,724
	Sterlite Technologies Ltd.	1,116,079	1,820,938
	Strides Pharma Science Ltd.	421,995	4,531,707
	Stylam Industries Ltd.	22,553	444,545
	Styrenix Performance Materials Ltd.	13,205	259,316
*	Subex Ltd.	2,186,579	806,635
	Subros Ltd.	156,264	1,167,708
	Sudarshan Chemical Industries Ltd.	251,992	2,215,821
	Sumitomo Chemical India Ltd.	65,574	313,596
	Sun Pharmaceutical Industries Ltd.	1,570,838	28,154,597
	Sun TV Network Ltd.	894,567	7,020,738
	Sundaram Finance Holdings Ltd.	58,528	170,563
	Sundaram Finance Ltd.	150,416	8,523,272
	Sundaram-Clayton Ltd.	19,306	380,483
	Sundram Fasteners Ltd.	658,499	8,873,506
*	Sunflag Iron & Steel Co.Ltd.	182,830	477,675
	Sunteck Realty Ltd.	376,467	1,968,835
	Suprajit Engineering Ltd.	459,797	2,331,663
	Supreme Industries Ltd.	298,283	17,993,708
	Supreme Petrochem Ltd.	476,982	3,894,144
	Supriya Lifescience Ltd.	29,220	138,971
	Surya Roshni Ltd.	308,896	2,319,943
	Sutlej Textiles & Industries Ltd.	409,019	292,079
*	Suven Pharmaceuticals Ltd.	901,132	7,123,945
*	Suzlon Energy Ltd.	34,335,189	16,871,186
	Swan Energy Ltd.	39,795	296,024
	Swaraj Engines Ltd.	35,022	1,033,380
	Symphony Ltd.	51,040	589,963
Ω	Syngene International Ltd.	1,091,214	9,002,873
	TAJGVK Hotels & Resorts Ltd.	18,223	81,198
	Tamil Nadu Newsprint & Papers Ltd.	200,485	658,402
	Tamilnad Mercantile Bank Ltd.	74,400	433,687
	Tamilnadu Petroproducts Ltd.	366,584	379,866
	Tanla Platforms Ltd.	345,335	3,783,603
*	TARC Ltd.	338,530	628,318
	Tasty Bite Eatables Ltd.	1,116	159,346
	Tata Chemicals Ltd.	1,100,338	14,136,741
	Tata Communications Ltd.	546,859	11,299,748
	Tata Consultancy Services Ltd.	1,966,712	89,838,426
	Tata Consumer Products Ltd.	1,257,984	16,646,521

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Elxsi Ltd.	132,140	$11,152,806
	Tata Motors Ltd.	6,502,401	78,420,595
	Tata Power Co.Ltd.	3,298,337	17,691,514
	Tata Steel Ltd.	21,427,028	42,172,578
	TCI Express Ltd.	88,976	1,111,815
*Ω	TCNS Clothing Co.Ltd.	3,017	16,376
	TD Power Systems Ltd.	450,328	1,811,253
	Tech Mahindra Ltd.	1,906,305	28,693,289
	Techno Electric & Engineering Co.Ltd.	395,117	4,811,889
	Tega Industries Ltd.	18,691	335,788
*Ω	Tejas Networks Ltd.	201,987	2,765,249
	Texmaco Rail & Engineering Ltd.	948,980	2,068,499
	Themis Medicare Ltd.	15,675	41,290
	Thermax Ltd.	80,586	4,506,373
	Thirumalai Chemicals Ltd.	637,436	2,092,538
	Thomas Cook India Ltd.	704,994	1,716,571
Ω	Thyrocare Technologies Ltd.	68,670	530,657
	Tide Water Oil Co.India Ltd.	38,737	831,384
	Tilaknagar Industries Ltd.	272,011	769,627
	Time Technoplast Ltd.	1,345,394	4,472,960
	Timken India Ltd.	148,435	5,948,932
	Tips Industries Ltd.	16,049	88,760
	Titagarh Rail System Ltd.	300,431	3,798,129
	Titan Co.Ltd.	763,090	32,794,598
	Torrent Pharmaceuticals Ltd.	502,128	15,876,593
	Torrent Power Ltd.	819,844	14,769,352
	Tourism Finance Corp.of India Ltd.	336,974	719,492
*	TransIndia Real Estate Ltd.	686,770	393,873
	Transport Corp.of India Ltd.	296,037	3,079,486
	Trent Ltd.	350,565	18,576,282
	Trident Ltd.	9,082,858	4,283,199
	Triveni Engineering & Industries Ltd.	697,580	3,027,068
	Triveni Turbine Ltd.	680,676	4,387,982
	TTK Healthcare Ltd.	2,199	41,213
	TTK Prestige Ltd.	244,217	2,060,991
	Tube Investments of India Ltd.	470,598	21,152,100
	TV Today Network Ltd.	209,435	588,933
	TVS Holdings Ltd.	21,123	2,217,633
	TVS Motor Co.Ltd.	573,570	14,153,179
	TVS Srichakra Ltd.	26,058	1,307,328
	Uflex Ltd.	338,618	1,833,048
	Ugar Sugar Works Ltd.	245,819	234,719
*	Ugro Capital Ltd.	157,313	500,407
	Ujjivan Financial Services Ltd.	404,583	2,778,155
Ω	Ujjivan Small Finance Bank Ltd.	5,225,317	3,348,278
	UltraTech Cement Ltd.	218,855	26,099,431
*	Unichem Laboratories Ltd.	194,087	1,364,367
	Union Bank of India Ltd.	4,685,097	8,613,592
	United Breweries Ltd.	121,623	2,950,083
	United Spirits Ltd.	815,065	11,436,854
	Universal Cables Ltd.	3,530	24,641
	UNO Minda Ltd.	1,147,821	10,132,198
	UPL Ltd.	3,095,248	18,757,336
	Usha Martin Ltd.	1,027,845	4,591,287
	UTI Asset Management Co.Ltd.	117,061	1,334,368
*	V2 Retail Ltd.	3,293	19,661
*	VA Tech Wabag Ltd.	301,143	3,478,437
	Vadilal Industries Ltd.	3,338	180,181
	Vaibhav Global Ltd.	231,667	1,149,087

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	Valiant Organics Ltd.	11,930	$59,519
*	Valor Estate Ltd.	573,769	1,617,607
	Vardhman Special Steels Ltd.	11,753	41,869
	Vardhman Textiles Ltd.	1,052,061	5,618,264
*Ω	Varroc Engineering Ltd.	179,033	1,123,787
	Varun Beverages Ltd.	1,184,182	20,969,886
	Vascon Engineers Ltd.	117,566	106,218
	Vedant Fashions Ltd.	12,920	146,435
	Vedanta Ltd.	3,143,839	15,059,159
	Venky’s India Ltd.	37,741	806,870
	Vesuvius India Ltd.	26,799	1,439,385
	V-Guard Industries Ltd.	1,040,667	4,270,574
*	Vikas Lifecare Ltd.	1,417,840	88,802
	Vimta Labs Ltd.	61,833	400,065
	Vinati Organics Ltd.	170,973	3,353,887
	Vindhya Telelinks Ltd.	27,832	850,544
	VIP Industries Ltd.	187,414	1,232,403
	Visaka Industries Ltd.	98,957	129,917
	Vishnu Chemicals Ltd.	21,873	80,764
*	VL E-Governance & IT Solutions Ltd.	287,515	222,564
*	V-Mart Retail Ltd.	26,901	698,341
*	Vodafone Idea Ltd.	24,788,464	3,896,409
	Voltamp Transformers Ltd.	25,385	3,156,613
	Voltas Ltd.	321,889	5,677,096
	VRL Logistics Ltd.	267,849	1,792,170
	VST Industries Ltd.	32,310	1,556,753
	VST Tillers Tractors Ltd.	25,814	1,134,868
*	Walchandnagar Industries Ltd.	14,278	38,948
*	Websol Energy System Ltd.	4,816	39,044
	Welspun Corp. Ltd.	1,156,300	7,819,751
	Welspun Enterprises Ltd.	447,557	1,943,310
	Welspun Living Ltd.	2,928,528	5,240,915
	West Coast Paper Mills Ltd.	427,269	3,410,303
	Westlife Foodworld Ltd.	169,361	1,739,511
	Whirlpool of India Ltd.	120,592	2,173,961
	Wipro Ltd.	3,904,053	21,500,084
*	Wockhardt Ltd.	361,997	2,441,737
	Wonderla Holidays Ltd.	92,038	1,093,137
	XPRO India Ltd.	851	11,181
*	Yes Bank Ltd.	31,282,558	9,784,102
*	Zee Entertainment Enterprises Ltd.	6,665,050	11,685,984
*	Zee Media Corp.Ltd.	2,362,482	315,403
	Zen Technologies Ltd.	16,716	221,980
	Zensar Technologies Ltd.	755,941	5,513,846
	ZF Commercial Vehicle Control Systems India Ltd.	1,712	282,023
*	Zomato Ltd.	8,113,857	18,764,968
	Zuari Industries Ltd.	6,386	26,251
	Zydus Lifesciences Ltd.	1,004,587	11,503,661
	Zydus Wellnes Ltd.	60,403	1,198,874

TOTAL INDIA			5,604,320,752

INDONESIA — (1.7%)
	ABM Investama Tbk.PT	2,973,700	708,932
	Ace Hardware Indonesia Tbk.PT	63,074,000	3,621,110
	Adaro Energy Indonesia Tbk.PT	84,508,300	14,045,082
*	Adaro Minerals Indonesia Tbk.PT	3,784,300	312,658
*	Adhi Karya Persero Tbk.PT	15,011,879	238,031
*	Adi Sarana Armada Tbk.PT	13,524,700	643,932
*	Agung Semesta Sejahtera Tbk.PT	28,956,700	12,351

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	AKR Corporindo Tbk. PT	59,805,100	$6,151,592
*	Alam Sutera Realty Tbk. PT	75,956,400	616,107
*	Allo Bank Indonesia Tbk. PT	1,007,600	62,458
	Aneka Tambang Tbk. PT	24,342,319	2,446,890
	Arwana Citramulia Tbk. PT	24,038,200	961,165
	Ashmore Asset Management Indonesia Tbk. PT	1,446,100	87,102
	Astra Agro Lestari Tbk. PT	4,215,122	1,683,147
	Astra International Tbk. PT	61,505,200	19,408,293
	Astra Otoparts Tbk. PT	6,156,700	787,545
*	Asuransi Maximus Graha Persada Tbk. PT	1,160,200	780
	Avia Avian Tbk. PT	4,894,200	153,341
*††	Bakrie Telecom Tbk. PT	35,294,139	0
*	Bank Amar Indonesia Tbk. PT	13,595,910	208,724
	Bank BTPN Syariah Tbk. PT	16,444,300	1,227,714
*	Bank Bukopin Tbk. PT	142,642,188	578,498
*	Bank Capital Indonesia Tbk. PT	20,448,500	163,528
	Bank Central Asia Tbk. PT	91,803,500	55,199,998
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	72,844
*	Bank Ganesha Tbk. PT	8,856,600	36,979
*	Bank Ina Perdana PT	2,459,300	640,932
*	Bank Jago Tbk. PT	4,899,100	644,451
	Bank Mandiri Persero Tbk. PT	115,248,972	48,713,063
*	Bank Mayapada International Tbk. PT	11,075,850	240,724
	Bank Maybank Indonesia Tbk. PT	9,420,600	141,285
*	Bank Nationalnobu Tbk. PT	5,283,225	245,853
	Bank Negara Indonesia Persero Tbk. PT	32,676,960	10,513,382
*	Bank Neo Commerce Tbk. PT	19,259,700	289,685
	Bank OCBC Nisp Tbk. PT	11,143,200	890,952
*	Bank Pan Indonesia Tbk. PT	31,855,800	2,179,890
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	30,121,257	1,879,543
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	32,144,800	1,176,375
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	28,794,750
*	Bank Raya Indonesia Tbk. PT	430,000	6,748
	Bank Syariah Indonesia Tbk. PT	20,311,800	3,290,189
	Bank Tabungan Negara Persero Tbk. PT	54,408,154	4,407,941
	Barito Pacific Tbk. PT	72,104,710	4,506,008
	Bayan Resources Tbk. PT	675,300	786,963
*	Bekasi Fajar Industrial Estate Tbk. PT	5,123,100	36,509
	BFI Finance Indonesia Tbk. PT	64,948,500	4,191,785
*	Bhakti Multi Artha Tbk. PT	1,440,600	35,472
*	Bintang Oto Global Tbk. PT	5,299,300	302,455
	BISI International Tbk. PT	11,631,812	1,348,431
	Blue Bird Tbk. PT	5,236,000	500,359
*	Buana Lintas Lautan Tbk. PT	119,339,500	842,093
*	Bukalapak.com Tbk. PT	104,814,100	833,778
	Bukit Asam Tbk. PT	36,390,600	6,773,313
*	Bumi Resources Minerals Tbk. PT	163,952,600	1,538,337
*	Bumi Resources Tbk. PT	324,665,800	1,974,891
*	Bumi Serpong Damai Tbk. PT	58,478,000	3,334,328
*	Bumi Teknokultura Unggul Tbk. PT	24,398,900	13,375
*	Capital Financial Indonesia Tbk. PT	4,045,900	128,203
	Catur Sentosa Adiprana Tbk. PT	864,200	27,950
*	Cemindo Gemilang PT	9,418,600	645,588
	Charoen Pokphand Indonesia Tbk. PT	20,012,060	6,088,589
Ω	Cikarang Listrindo Tbk. PT	8,106,400	338,946
	Ciputra Development Tbk. PT	76,437,315	5,667,224
	Cisarua Mountain Dairy Tbk. PT	519,100	159,045
*	Citra Marga Nusaphala Persada Tbk. PT	20,081,671	1,920,485
*	City Retail Developments Tbk. PT	11,633,200	100,950

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Dayamitra Telekomunikasi PT	2,960,800	$103,673
	Delta Dunia Makmur Tbk. PT	41,556,700	1,274,867
	Dharma Satya Nusantara Tbk. PT	31,366,000	1,223,621
	Elang Mahkota Teknologi Tbk. PT	37,234,600	880,940
	Elnusa Tbk. PT	31,009,000	815,168
	Erajaya Swasembada Tbk. PT	77,811,300	1,931,621
	ESSA Industries Indonesia Tbk. PT	49,811,000	2,383,195
*	Gajah Tunggal Tbk. PT	11,479,800	821,809
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	619,396
*	GoTo Gojek Tokopedia Tbk. PT	13,373,200	51,437
	Gudang Garam Tbk. PT	1,789,300	2,002,945
*	Harum Energy Tbk. PT	22,710,200	1,966,960
	Hexindo Adiperkasa Tbk. PT	1,409,956	511,392
	Impack Pratama Industri Tbk. PT	36,436,400	793,441
	Indah Kiat Pulp & Paper Tbk. PT	13,949,700	8,028,847
	Indika Energy Tbk. PT	22,899,700	2,020,723
	Indo Tambangraya Megah Tbk. PT	3,434,800	5,324,271
	Indocement Tunggal Prakarsa Tbk. PT	3,984,300	1,895,137
	Indofood CBP Sukses Makmur Tbk. PT	3,308,500	2,211,463
	Indofood Sukses Makmur Tbk. PT	25,731,500	9,881,001
	Indomobil Sukses Internasional Tbk. PT	5,147,800	435,629
	Indosat Tbk. PT	4,834,300	3,266,977
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	44,329,288	1,988,906
*	Integra Indocabinet Tbk. PT	12,027,700	206,913
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	11,725,900	133,239
	Japfa Comfeed Indonesia Tbk. PT	52,593,800	3,699,917
	Jasa Marga Persero Tbk. PT	8,838,558	2,931,413
	Jaya Real Property Tbk. PT	5,813,800	239,468
	Kalbe Farma Tbk. PT	65,163,600	5,831,480
*	Kapuas Prima Coal Tbk. PT	22,409,900	12,385
*	Kawasan Industri Jababeka Tbk. PT	116,795,545	876,481
	KMI Wire & Cable Tbk. PT	28,325,800	602,102
*	Krakatau Steel Persero Tbk. PT	35,041,337	288,592
	Lautan Luas Tbk. PT	329,800	21,401
*	Lippo Cikarang Tbk. PT	14,500,205	535,571
*	Lippo Karawaci Tbk. PT	324,039,762	1,294,165
*	M Cash Integrasi PT	90,400	6,380
*	Mahkota Group Tbk. PT	1,511,200	72,433
*	Malindo Feedmill Tbk. PT	5,480,200	180,202
	Map Aktif Adiperkasa PT	38,012,100	1,844,724
	Matahari Department Store Tbk. PT	7,161,900	701,159
	Mayora Indah Tbk. PT	18,365,225	2,707,986
*	MD Pictures Tbk. PT	2,167,000	656,939
	Medco Energi Internasional Tbk. PT	63,757,160	5,230,885
	Media Nusantara Citra Tbk. PT	52,261,693	1,008,716
	Medikaloka Hermina Tbk. PT	33,678,000	2,644,098
*	Mega Manunggal Property Tbk. PT	2,014,300	34,132
*	Merdeka Copper Gold Tbk. PT	14,066,062	2,265,425
*	Metro Healthcare Indonesia Tbk. PT	59,545,100	632,338
	Metrodata Electronics Tbk. PT	32,791,700	1,178,464
	Metropolitan Kentjana Tbk. PT	33,300	56,794
	Mitra Adiperkasa Tbk. PT	66,771,300	6,460,029
	Mitra Keluarga Karyasehat Tbk. PT	16,263,800	2,900,443
	Mitra Pinasthika Mustika Tbk. PT	12,399,100	784,724
*	MNC Digital Entertainment Tbk. PT	4,378,800	780,879
*	MNC Land Tbk. PT	102,637,700	391,397
	Mulia Industrindo Tbk. PT	14,281,100	337,090
	Nippon Indosari Corpindo Tbk. PT	19,741,289	1,378,368

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Omni Inovasi Indonesia Tbk. PT	17,703,800	$9,609
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,772,600	3,741,181
*	Pacific Strategic Financial Tbk. PT	13,644,600	952,460
	Pakuwon Jati Tbk. PT	114,932,200	2,835,027
*	Panin Financial Tbk. PT	113,562,300	2,037,270
*	Paninvest Tbk. PT	7,925,300	419,209
*	Pantai Indah Kapuk Dua Tbk. PT	179,300	54,333
	Perusahaan Gas Negara Tbk. PT	45,519,900	4,110,564
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	28,360,400	1,506,823
*	Petrindo Jaya Kreasi Tbk. PT	219,400	100,676
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,156
*	PP Persero Tbk. PT	23,336,190	600,422
	Prodia Widyahusada Tbk. PT	1,529,600	308,325
	Puradelta Lestari Tbk. PT	56,067,300	558,242
*	Quantum Clovera Investama Tbk. PT	5,037,800	2,768
	Ramayana Lestari Sentosa Tbk. PT	15,173,600	447,994
	Resource Alam Indonesia Tbk. PT	779,279	20,023
*††	Rimo International Lestari Tbk. PT	151,291,900	0
	Rukun Raharja Tbk. PT	1,376,100	116,367
	Salim Ivomas Pratama Tbk. PT	31,135,200	692,756
	Sampoerna Agro Tbk. PT	5,071,559	622,875
	Samudera Indonesia Tbk. PT	63,511,000	1,078,073
*	Sarana Meditama Metropolitan Tbk. PT	11,755,900	183,727
	Sarana Menara Nusantara Tbk. PT	56,291,600	2,781,213
	Sariguna Primatirta Tbk. PT	14,646,300	859,801
	Sawit Sumbermas Sarana Tbk. PT	30,366,800	1,979,826
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	16,835,200	1,864,924
	Semen Baturaja Tbk. PT	12,933,000	185,914
	Semen Indonesia Persero Tbk. PT	12,744,786	3,655,791
	Siloam International Hospitals Tbk. PT	21,519,300	3,177,383
*	Sinar Mas Multiartha Tbk. PT	278,500	245,046
*††	Sri Rejeki Isman Tbk. PT	96,691,300	162,787
	Steel Pipe Industry of Indonesia PT	16,408,800	282,683
	Sumber Alfaria Trijaya Tbk. PT	34,981,900	6,291,454
	Summarecon Agung Tbk. PT	79,145,547	2,500,325
	Surya Citra Media Tbk. PT	115,838,200	917,590
*	Surya Semesta Internusa Tbk. PT	32,469,000	2,132,898
*††	Suryainti Permata Tbk. PT	3,098,000	0
	Telkom Indonesia Persero Tbk. PT	55,290,600	10,718,545
	Telkom Indonesia Persero Tbk.PT, ADR	365,576	7,110,453
	Temas Tbk. PT	33,067,900	312,347
	Tempo Scan Pacific Tbk. PT	3,648,600	435,070
	Timah Tbk. PT	17,784,067	996,082
	Tower Bersama Infrastructure Tbk. PT	4,840,200	587,558
*††	Trada Alam Minera Tbk. PT	173,119,000	0
	Transcoal Pacific Tbk. PT	3,314,000	1,731,169
	Trias Sentosa Tbk. PT	3,690,500	106,764
	Triputra Agro Persada PT	29,481,700	1,133,297
	Tunas Baru Lampung Tbk. PT	27,258,057	1,038,047
	Ultrajaya Milk Industry & Trading Co.Tbk. PT	12,471,400	1,426,595
	Unilever Indonesia Tbk. PT	20,707,000	3,334,817
	United Tractors Tbk. PT	9,367,346	14,276,722
	Vale Indonesia Tbk. PT	8,941,450	2,334,414
*††	Waskita Beton Precast Tbk. PT	48,306,300	49,904
*††	Waskita Karya Persero Tbk. PT	52,554,757	122,434
	Wijaya Karya Beton Tbk. PT	1,298,400	7,098
*††	Wijaya Karya Persero Tbk. PT	19,524,422	194,923
*	Wintermar Offshore Marine Tbk. PT	3,026,800	98,983

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk.PT	44,053,345	$6,684,997

TOTAL INDONESIA			455,081,526

KUWAIT — (0.3%)
	A’ayan Leasing & Investment Co. KSC	5,989,327	3,283,154
	Agility Public Warehousing Co. KSC	984,845	1,009,442
	Al Ahli Bank of Kuwait KSCP	329,173	256,249
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	465,705	320,238
	Al-Eid Food KSC	632,703	369,402
	Ali Alghanim Sons Automotive Co. KSCC	167,094	597,268
*	Alimtiaz Investment Group KSC	2,578,749	396,473
*	Arabi Group Holding KSC	273,216	443,101
	Arzan Financial Group for Financing & Investment KPSC	3,316,608	2,194,577
*	Asiya Capital Investments Co. KSCP	3,071,021	433,310
	Boubyan Bank KSCP	966,947	1,847,330
	Boubyan Petrochemicals Co. KSCP	508,653	1,135,106
	Boursa Kuwait Securities Co. KPSC	189,004	1,226,104
	Burgan Bank SAK	140,927	82,737
	Combined Group Contracting Co. SAK	657,628	936,421
	Commercial Facilities Co. SAKP	174,721	99,177
	Commercial Real Estate Co. KSC	2,000,686	869,581
	Gulf Bank KSCP	1,007,229	842,897
	Gulf Cables & Electrical Industries Group Co. KSCP	136,520	555,733
	Heavy Engineering & Ship Building Co. KSCP, Class B	354,146	975,251
	Humansoft Holding Co. KSC	275,241	2,588,140
*	IFA Hotels & Resorts-KPSC	170,378	584,690
	Integrated Holding Co. KCSC	799,992	1,310,399
	Jazeera Airways Co. KSCP	174,850	660,721
	Kuwait Business Town Real Estate Co. KSCP	43,084	9,363
	Kuwait Cement Co. KSC	615,285	385,177
	Kuwait Finance House KSCP	8,815,356	20,587,273
	Kuwait Financial Centre SAK	167,238	67,807
	Kuwait International Bank KSCP	1,591,366	831,041
	Kuwait Real Estate Co. KSC	3,685,567	2,641,941
	Kuwait Telecommunications Co.	689,941	1,228,601
	Mabanee Co. KPSC	524,269	1,340,006
	Mezzan Holding Co. KSCC	440,586	1,057,521
	Mobile Telecommunications Co. KSCP	707,974	1,120,634
	National Bank of Kuwait SAKP	6,109,220	17,140,692
*	National Consumer Holding Co. SAK	1,005,580	362,048
	National Industries Group Holding SAK	1,858,017	1,295,730
	National Investments Co. KSCP	2,876,403	2,369,790
*	Rasiyat Holding Co.	207,762	217,668
	Salhia Real Estate Co. KSCP	501,130	710,327
	Securities House KSC	272,312	46,725
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	611,038	329,005
*	Sultan Center Food Products Co. KSC	5,505	1,964
	Warba Bank KSCP	2,449,357	1,501,552

TOTAL KUWAIT			76,262,366

MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	888,676
	Able Global Bhd.	558,700	203,215
#	Aeon Co.M Bhd.	3,679,900	854,886
#	AEON Credit Service M Bhd.	1,744,280	2,595,276
#	AFFIN Bank Bhd.	4,548,343	2,427,724
	Ajinomoto Malaysia Bhd.	59,200	240,826
	Alliance Bank Malaysia Bhd.	6,879,200	5,501,799

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Allianz Malaysia Bhd.	168,600	$743,290
	AME Elite Consortium Bhd.	1,058,200	392,311
	AMMB Holdings Bhd.	6,520,050	5,731,267
#	Ancom Nylex Bhd.	2,439,441	525,953
#*	Ann Joo Resources Bhd.	897,700	213,645
#	Astro Malaysia Holdings Bhd.	3,575,900	228,326
	Aurelius Technologies Bhd.	245,800	141,817
#	Axiata Group Bhd.	10,410,735	6,164,510
#	Bank Islam Malaysia Bhd.	4,372,759	2,341,558
	Batu Kawan Bhd.	400,750	1,676,266
#*	Berjaya Assets Bhd.	1,232,400	85,002
#*	Berjaya Corp.Bhd.	26,033,201	1,579,491
#	Berjaya Food Bhd.	3,574,519	509,113
#*	Berjaya Land Bhd.	3,446,000	251,757
#*	Bermaz Auto Bhd.	4,344,800	2,101,285
#	Beshom Holdings Bhd.	1,680,022	320,307
#	British American Tobacco Malaysia Bhd.	671,100	1,174,531
*	Bumi Armada Bhd.	22,419,850	2,752,810
	Bursa Malaysia Bhd.	3,019,100	4,712,912
	Cahya Mata Sarawak Bhd.	4,581,900	1,053,863
	Carlsberg Brewery Malaysia Bhd., Class B	706,300	2,764,058
#	CB Industrial Product Holding Bhd.	2,888,820	826,770
	CELCOMDIGI Bhd.	7,077,420	6,143,341
	CIMB Group Holdings Bhd.	14,368,448	19,857,617
*	Coastal Contracts Bhd.	1,119,200	350,609
#	CSC Steel Holdings Bhd.	1,264,100	372,936
	CTOS Digital Bhd.	526,500	155,337
*	Cypark Resources Bhd.	744,550	151,308
#	D&O Green Technologies Bhd.	3,125,200	2,166,308
#	Datasonic Group Bhd.	1,579,900	151,857
	Dayang Enterprise Holdings Bhd.	4,149,863	2,262,203
	Dialog Group Bhd.	6,295,384	3,171,279
#	DRB-Hicom Bhd.	7,560,200	2,213,509
	Dufu Technology Corp.Bhd.	1,164,600	519,412
#	Duopharma Biotech Bhd.	1,370,151	338,571
	Dutch Lady Milk Industries Bhd.	80,100	551,706
*	Eastern & Oriental Bhd.	4,867,600	1,036,966
#	Eco World Development Group Bhd.	6,274,900	1,915,140
#*	Ecofirst Consolidated Bhd.	1,552,400	128,630
*	Econpile Holdings Bhd.	267,900	26,860
#*	Ekovest Bhd.	12,891,850	1,195,929
	Farm Fresh Bhd.	1,851,500	569,944
#	FGV Holdings Bhd.	563,800	162,711
#	Formosa Prosonic Industries Bhd.	717,600	432,246
	Fraser & Neave Holdings Bhd.	331,600	2,194,477
	Frontken Corp.Bhd.	6,067,800	4,992,785
*	Gadang Holdings Bhd.	2,291,200	188,552
	Gamuda Bhd.	5,423,521	6,028,421
#	Gas Malaysia Bhd.	810,000	613,971
#	Genting Bhd.	4,645,500	4,390,840
#	Genting Malaysia Bhd.	5,333,600	2,942,148
	Genting Plantations Bhd.	987,300	1,251,650
#	George Kent Malaysia Bhd.	2,239,687	215,190
#	Globetronics Technology Bhd.	2,954,145	777,317
*	Greatech Technology Bhd.	101,800	95,769
#	Guan Chong Bhd.	1,437,800	824,740
	HAP Seng Consolidated Bhd.	4,254,040	3,947,381
#	Hap Seng Plantations Holdings Bhd.	1,515,700	587,366
#*	Hartalega Holdings Bhd.	5,193,700	3,041,753

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Heineken Malaysia Bhd.	643,000	$3,130,989
#*	Hengyuan Refining Co. Bhd.	877,300	559,055
#	Hextar Global Bhd.	1,097,100	209,034
#	Hiap Teck Venture Bhd.	11,161,200	933,848
#	Hibiscus Petroleum Bhd.	5,858,440	3,317,877
	Hong Leong Bank Bhd.	509,765	2,058,654
	Hong Leong Capital Bhd.	56,300	48,055
	Hong Leong Financial Group Bhd.	1,114,498	3,902,183
	Hong Leong Industries Bhd.	506,400	1,133,080
	HSS Engineers Bhd.	572,700	117,986
#	Hume Cement Industries Bhd.	217,700	128,669
	Hup Seng Industries Bhd.	1,551,400	271,232
	IGB Bhd.	735,738	382,392
#	IHH Healthcare Bhd.	2,116,900	2,806,580
	IJM Corp. Bhd.	11,315,626	5,717,384
#	Inari Amertron Bhd.	7,909,032	5,099,300
#	Insas Bhd.	4,362,802	938,693
	IOI Corp. Bhd.	4,559,977	3,881,503
#	IOI Properties Group Bhd.	5,497,219	2,482,452
*	Iskandar Waterfront City Bhd.	3,171,000	495,294
#*	JAKS Resources Bhd.	11,627,360	328,207
#	Jaya Tiasa Holdings Bhd.	4,881,339	1,275,911
#*	JHM Consolidation Bhd.	634,900	76,932
	Keck Seng Malaysia Bhd.	481,400	582,364
#	Kelington Group Bhd.	1,612,900	923,506
	Kenanga Investment Bank Bhd.	2,338,100	532,485
	Kerjaya Prospek Group Bhd.	1,627,887	614,065
#	Kim Loong Resources Bhd.	1,264,660	588,246
#*	KNM Group Bhd.	15,379,881	210,314
#	Kobay Technology Bhd.	604,100	206,690
	Kossan Rubber Industries Bhd.	7,375,300	3,398,524
	KPJ Healthcare Bhd.	9,250,100	3,906,579
#	Kretam Holdings Bhd.	4,777,400	601,068
*	KSL Holdings Bhd.	1,297,500	466,118
#	Kuala Lumpur Kepong Bhd.	1,088,458	5,257,577
	Kumpulan Fima Bhd.	709,900	310,402
	Lagenda Properties Bhd.	1,222,600	378,425
	Land & General Bhd.	13,569,120	369,416
#	LBS Bina Group Bhd.	5,021,393	719,337
#	Leong Hup International Bhd.	4,549,300	552,569
#	Lii Hen Industries Bhd.	2,192,000	486,174
#*Ω	Lotte Chemical Titan Holding Bhd.	2,785,775	641,833
#	LPI Capital Bhd.	597,340	1,501,536
#	Magni-Tech Industries Bhd.	1,388,700	642,660
#	Magnum Bhd.	4,419,262	1,063,499
#	Mah Sing Group Bhd.	8,434,551	2,203,368
#	Malakoff Corp. Bhd.	8,503,100	1,191,213
#	Malayan Banking Bhd.	7,849,450	15,994,547
	Malayan Flour Mills Bhd.	4,430,900	612,070
	Malaysia Airports Holdings Bhd.	2,944,383	6,162,314
#	Malaysia Building Society Bhd.	14,441,367	2,383,947
#	Malaysia Smelting Corp. Bhd.	1,088,400	656,223
	Malaysian Pacific Industries Bhd.	489,925	3,096,867
#	Malaysian Resources Corp. Bhd.	13,555,957	1,895,959
#	Matrix Concepts Holdings Bhd.	6,270,905	2,401,999
#	Maxis Bhd.	4,990,615	3,833,226
#	MBM Resources Bhd.	905,810	934,122
	Media Prima Bhd.	1,753,200	175,614
	Mega First Corp. Bhd.	3,697,000	3,615,750

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Mi Technovation Bhd.	642,500	$251,243
	MISC Bhd.	2,199,460	3,664,896
	MKH Bhd.	2,772,375	777,888
#	MKH Oil Palm East Kalimantan Sdn Bhd.	396,084	51,041
	MNRB Holdings Bhd.	3,585,354	1,312,696
#	MPHB Capital Bhd.	529,800	133,962
Ω	MR DIY Group M Bhd.	3,847,200	1,257,505
*	MSM Malaysia Holdings Bhd.	448,600	302,098
	Muda Holdings Bhd.	252,200	77,547
*	Muhibbah Engineering M Bhd.	3,089,550	610,718
	My EG Services Bhd.	15,167,602	2,964,771
	Nationgate Holdings Bhd.	666,100	241,162
#	Nestle Malaysia Bhd.	133,900	3,564,642
*	Nylex Malaysia Bhd.	20,250	1,018
#	OCK Group Bhd.	2,449,100	302,073
	Oriental Holdings Bhd.	972,540	1,390,030
	OSK Holdings Bhd.	7,700,167	2,351,992
#	PA Resources Bhd.	1,297,000	85,298
#	Padini Holdings Bhd.	2,358,000	1,765,814
	Panasonic Manufacturing Malaysia Bhd.	58,900	234,397
	Pantech Group Holdings Bhd.	3,110,531	696,197
#	Paramount Corp.Bhd.	1,893,175	436,175
	Pecca Group Bhd.	329,500	91,137
	Pentamaster Corp.Bhd.	410,000	365,542
#	Perak Transit Bhd.	4,267,499	660,713
#	Petron Malaysia Refining & Marketing Bhd.	613,600	633,720
#	Petronas Chemicals Group Bhd.	5,329,800	7,563,340
	Petronas Dagangan Bhd.	747,200	3,394,336
	Petronas Gas Bhd.	1,214,908	4,578,560
#	PIE Industrial Bhd.	388,600	464,962
#*	Pos Malaysia Bhd.	465,800	48,215
	Power Root Bhd.	347,300	125,881
	PPB Group Bhd.	1,539,040	5,070,169
	Press Metal Aluminium Holdings Bhd.	6,686,660	7,516,365
	Public Bank Bhd.	25,473,055	21,970,695
	QL Resources Bhd.	3,584,330	4,813,478
#	Ranhill Utilities Bhd.	2,256,377	527,450
#	RCE Capital Bhd.	1,142,900	662,749
	REDtone Digital Bhd.	660,200	125,489
	RGB International Bhd.	1,453,300	123,030
	RHB Bank Bhd.	5,785,307	6,659,488
#	Sam Engineering & Equipment M Bhd.	754,500	774,689
*	Sapura Energy Bhd.	40,752,188	388,062
#	Sarawak Oil Palms Bhd.	2,389,937	1,524,904
#	Scientex Bhd.	4,677,384	4,113,293
#	SEG International Bhd.	533,828	73,849
#	SFP Tech Holdings Bhd.	1,600,700	255,738
#*	Shangri-La Hotels Malaysia Bhd.	253,500	128,273
	Sime Darby Bhd.	9,494,587	5,558,540
	Sime Darby Plantation Bhd.	5,063,561	4,728,650
	Sime Darby Property Bhd.	12,436,087	2,542,741
#	SKP Resources Bhd.	6,792,525	1,448,280
*	Solarvest Holdings Bhd.	465,600	150,033
	SP Setia Bhd.Group	9,328,959	2,840,695
#	Sports Toto Bhd.	4,680,473	1,381,419
#	Sunway Bhd.	5,766,490	4,243,471
#	Sunway Construction Group Bhd.	1,763,819	1,118,670
#	Supermax Corp.Bhd.	4,399,200	782,602
	Suria Capital Holdings Bhd.	413,380	185,730

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,671,675	$2,069,524
#	Ta Ann Holdings Bhd.	1,887,323	1,672,136
#	Taliworks Corp.Bhd.	2,377,766	400,794
	Tan Chong Motor Holdings Bhd.	450,300	79,652
#	TASCO Bhd.	858,600	150,254
	Telekom Malaysia Bhd.	2,674,628	3,466,289
#	Tenaga Nasional Bhd.	3,542,681	8,871,012
	Thong Guan Industries Bhd.	1,253,400	540,495
	TIME dotCom Bhd.	4,591,580	4,962,841
#*	Top Glove Corp.Bhd.	15,815,260	2,912,768
*	Tropicana Corp.Bhd.	5,039,732	1,580,837
#	TSH Resources Bhd.	5,797,650	1,382,703
	Uchi Technologies Bhd.	1,664,240	1,381,832
	UEM Edgenta Bhd.	1,822,900	351,884
#	UEM Sunrise Bhd.	7,575,945	1,688,532
#	Unisem M Bhd.	1,396,400	1,064,348
	United Malacca Bhd.	226,150	239,959
	United Plantations Bhd.	454,200	2,399,525
#	UOA Development Bhd.	7,755,300	3,070,101
*	UWC Bhd.	1,395,300	897,320
*	Uzma Bhd.	630,300	158,952
	Velesto Energy Bhd.	19,579,792	1,103,324
#	ViTrox Corp.Bhd.	1,236,200	1,931,021
	VS Industry Bhd.	10,055,800	1,914,806
*	Wasco Bhd.	404,300	122,587
#	WCT Holdings Bhd.	5,517,840	605,532
	Wellcall Holdings Bhd.	2,936,950	958,464
#	Westports Holdings Bhd.	3,219,500	2,637,224
#	Yinson Holdings Bhd.	7,549,980	3,873,663
*	YNH Property Bhd.	4,411,093	438,090
#	YTL Corp.Bhd.	12,986,994	8,396,687
#	YTL Power International Bhd.	3,867,987	3,708,033

TOTAL MALAYSIA			418,515,249

MEXICO — (2.6%)
	Alfa SAB de CV, Class A	27,388,079	20,048,539
#	Alpek SAB de CV	3,757,962	2,783,797
*	Alsea SAB de CV	3,424,120	14,331,503
#	America Movil SAB de CV, ADR	3,625,850	69,108,701
	America Movil SAB de CV, Class B	1,719,216	1,637,850
#	Arca Continental SAB de CV	978,466	9,519,206
*	Axtel SAB de CV	8,395,745	519,504
Ω	Banco del Bajio SA	4,433,074	16,385,870
#	Becle SAB de CV	741,078	1,505,884
#	Bolsa Mexicana de Valores SAB de CV	2,864,652	5,367,852
*	Cemex SAB de CV	1,461,355	1,155,896
*	Cemex SAB de CV, Sponsored ADR	3,374,534	26,692,565
	Cia Minera Autlan SAB de CV, Class B	14,731	8,599
	Coca-Cola Femsa SAB de CV, Sponsored ADR	83,997	8,328,303
	Coca-Cola Femsa SAB de CV	338,569	3,351,746
	Consorcio ARA SAB de CV	8,643,162	1,675,075
*	Controladora AXTEL SAB de CV	27,388,079	471,636
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	2,213,823
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,040,862	852,461
	Corp.Actinver SAB de CV	61,598	54,296
#	Corp.Inmobiliaria Vesta SAB de CV	3,392,972	12,016,497
*	Corp.Interamericana de Entretenimiento SAB de CV, Class B	222,600	287,366
	Corp.Moctezuma SAB de CV	398,200	1,742,891
	Corporativo Fragua SAB de CV	1,074	48,149

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Cydsa SAB de CV	6,129	$6,816
	Dine SAB de CV	7,300	10,732
#	El Puerto de Liverpool SAB de CV, Class C1	570,624	4,562,460
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	66,359
	Fomento Economico Mexicano SAB de CV	644,363	7,578,551
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	99,012	11,649,752
	GCC SAB de CV	1,026,061	11,556,307
	Genomma Lab Internacional SAB de CV, Class B	5,583,583	5,417,110
	Gentera SAB de CV	8,797,160	14,111,814
	Gruma SAB de CV, Class B	965,845	18,944,505
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	16,376,250
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	31,056	5,646,912
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	979,586	17,895,961
	Grupo Aeroportuario del Sureste SAB de CV, ADR	7,643	2,633,013
	Grupo Aeroportuario del Sureste SAB de CV, Class B	383,246	13,197,135
#	Grupo Bimbo SAB de CV, Class A	3,979,743	16,638,454
	Grupo Carso SAB de CV	1,958,790	15,322,030
	Grupo Comercial Chedraui SA de CV	2,423,613	17,845,952
#	Grupo Elektra SAB de CV	185,775	11,983,210
	Grupo Financiero Banorte SAB de CV, Class O	5,710,838	56,645,837
*	Grupo Financiero Inbursa SAB de CV, Class O	5,720,000	15,763,536
*	Grupo Gigante SAB de CV	41,000	77,784
#	Grupo Herdez SAB de CV	1,711,550	4,828,698
	Grupo Hotelero Santa Fe SAB de CV	306,056	63,245
	Grupo Industrial Saltillo SAB de CV	320,237	417,430
	Grupo Mexico SAB de CV, Class B	8,423,453	52,052,989
#*	Grupo Pochteca SAB de CV	386,111	162,056
#	Grupo Rotoplas SAB de CV	500,332	837,355
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	181,260
*	Grupo Simec SAB de CV, Class B	1,299,357	13,804,590
#	Grupo Televisa SAB, Sponsored ADR	1,878,081	5,483,997
#	Grupo Televisa SAB	2,737,347	1,609,100
*Ω	Grupo Traxion SAB de CV	584,912	981,981
#*	Hoteles City Express SAB de CV	2,213,204	585,252
*	Industrias CH SAB de CV, Class B	1,872,226	20,221,997
#*	Industrias Penoles SAB de CV	735,477	10,521,626
	Kimberly-Clark de Mexico SAB de CV, Class A	5,049,226	10,540,129
	KUO SAB De CV, Class B	271,325	673,135
#	La Comer SAB de CV	4,989,593	10,674,873
	Megacable Holdings SAB de CV	4,550,621	13,282,025
*	Minera Frisco SAB de CV, Class A1	5,848,090	1,181,174
*Ω	Nemak SAB de CV	15,152,868	2,627,090
#*	Ollamani SAB	606,387	1,239,269
	Operadora De Sites Mexicanos SAB de CV, Class A	1,479,008	1,669,747
	Orbia Advance Corp. SAB de CV	7,406,739	12,123,518
*	Organizacion Cultiba SAB de CV	194,351	118,557
	Organizacion Soriana SAB de CV, Class B	3,346,930	6,633,001
	Promotora y Operadora de Infraestructura SAB de CV	1,281,161	12,832,737
	Promotora y Operadora de Infraestructura SAB de CV, Class L	30,873	219,868
#	Qualitas Controladora SAB de CV	939,502	12,284,836
#	Regional SAB de CV	1,967,093	17,690,431
#*	Sitios Latinoamerica SAB de CV	1,445,895	449,027
*	Vista Energy SAB de CV, ADR	42,238	1,822,570
	Vitro SAB de CV, Class A	423,513	217,557
	Wal-Mart de Mexico SAB de CV	6,537,662	24,367,276

TOTAL MEXICO			706,436,885

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	$211,686
	Cia de Minas Buenaventura SAA, ADR	157,251	2,720,442
	Credicorp Ltd.	127,409	21,100,205
*	Fossal SAA, ADR	18	72
	Intercorp Financial Services, Inc.	3,226	68,778

TOTAL PERU			24,101,183

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	780,700	121,766
	A Soriano Corp.	818,000	169,363
	Aboitiz Equity Ventures, Inc.	4,266,990	3,107,840
	Aboitiz Power Corp.	3,974,700	2,548,446
	ACEN Corp.	9,165,667	657,678
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	24,384,894	4,252,122
	Alsons Consolidated Resources, Inc.	2,152,000	18,959
	Apex Mining Co., Inc.	15,411,000	873,398
*	Atlas Consolidated Mining & Development Corp.	4,306,100	334,989
	Ayala Corp.	376,380	4,000,780
	Ayala Land, Inc.	4,747,370	2,353,370
*	AyalaLand Logistics Holdings Corp.	4,662,200	154,349
	Bank of the Philippine Islands	3,967,976	8,756,584
	BDO Unibank, Inc.	6,658,805	17,066,691
	Belle Corp.	28,530,700	1,000,686
*	Bloomberry Resorts Corp.	23,949,100	4,309,763
*	Cebu Air, Inc.	1,887,740	934,033
	Century Pacific Food, Inc.	6,067,150	3,980,714
	China Banking Corp.	2,279,390	1,543,111
	COL Financial Group, Inc.	1,337,000	53,496
*	Converge Information & Communications Technology Solutions, Inc.	8,364,200	1,358,222
	Cosco Capital, Inc.	15,486,600	1,248,436
	D&L Industries, Inc.	15,634,300	1,692,199
*	DITO CME Holdings Corp.	6,816,900	260,798
	DMCI Holdings, Inc.	26,286,900	5,033,076
	DoubleDragon Corp.	4,113,790	561,390
	East West Banking Corp.	5,848,850	944,013
	Emperador, Inc.	3,852,800	1,270,060
	Filinvest Development Corp.	267,400	26,071
	Filinvest Land, Inc.	121,976,687	1,542,096
	First Gen Corp.	383,500	127,381
	First Philippine Holdings Corp.	2,595,920	2,930,798
	Ginebra San Miguel, Inc.	4,910	13,960
	Global Ferronickel Holdings, Inc.	16,720,756	542,016
	Global-Estate Resorts, Inc.	488,000	6,660
	Globe Telecom, Inc.	100,054	3,072,321
	GT Capital Holdings, Inc.	462,862	5,115,655
*	Integrated Micro-Electronics, Inc.	3,574,440	104,330
	International Container Terminal Services, Inc.	2,236,892	12,793,695
	JG Summit Holdings, Inc.	5,942,976	3,469,938
	Jollibee Foods Corp.	1,282,327	5,214,017
	Keepers Holdings, Inc.	114,000	2,860
	LT Group, Inc.	13,071,700	2,297,717
	MacroAsia Corp.	1,707,196	134,538
	Manila Electric Co.	450,520	2,877,912
	Manila Water Co., Inc.	10,346,400	4,444,368
	Max’s Group, Inc.	115,500	6,343
	Megawide Construction Corp.	1,950,270	98,981
	Megaworld Corp.	64,129,300	2,030,074
	Metropolitan Bank & Trust Co.	5,694,749	6,890,620

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
Ω	Monde Nissin Corp.	458,700	$84,587
	Nickel Asia Corp.	23,938,540	1,666,737
	Petron Corp.	22,616,000	1,173,375
	Philcomsat Holdings Corp.	410,332	759,813
	Philex Mining Corp.	7,112,350	372,846
*	Philippine National Bank	2,790,566	1,049,022
	Philippine Stock Exchange, Inc.	84,552	285,879
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,516,870	175,761
#	PLDT, Inc., Sponsored ADR	122,759	2,915,526
	PLDT, Inc.	130,505	3,039,243
	Premium Leisure Corp.	26,286,000	331,399
	Puregold Price Club, Inc.	7,492,380	3,068,840
*	PXP Energy Corp.	2,088,200	116,232
	RFM Corp.	6,096,300	341,714
	Rizal Commercial Banking Corp.	2,919,464	1,147,975
	Robinsons Land Corp.	19,279,818	5,196,687
	Robinsons Retail Holdings, Inc.	2,168,620	1,348,031
	San Miguel Corp.	3,471,280	6,303,491
	San Miguel Food & Beverage, Inc.	430,190	341,808
	Security Bank Corp.	2,433,718	3,005,848
	Semirara Mining & Power Corp.	4,805,300	2,738,986
	Shakey’s Pizza Asia Ventures, Inc.	366,600	61,701
*	Shell Pilipinas Corp.	1,919,540	356,930
	SM Investments Corp.	238,240	3,911,552
	SM Prime Holdings, Inc.	8,626,190	4,168,222
	SSI Group, Inc.	302,000	22,621
	Synergy Grid & Development Phils, Inc.	1,839,100	314,616
*	Top Frontier Investment Holdings, Inc.	155,417	226,796
	Union Bank of the Philippines	3,649,242	2,428,829
	Universal Robina Corp.	2,351,930	4,199,382
	Vista Land & Lifescapes, Inc.	54,816,800	1,422,739
	Vistamalls, Inc.	912,800	36,552
	Wilcon Depot, Inc.	5,432,200	1,568,880

TOTAL PHILIPPINES			176,531,303

POLAND — (1.1%)
*	11 bit studios SA	5,440	746,758
	AB SA	9,101	196,783
*	Action SA	36,084	173,013
#*	Agora SA	257,788	658,376
*	Alior Bank SA	777,742	19,813,187
*Ω	Allegro.eu SA	240,945	2,008,543
#*	Amica SA	29,857	521,864
*	AmRest Holdings SE	333,086	2,158,254
#	Apator SA	66,576	240,821
#	Arctic Paper SA	130,075	656,471
#	ASBISc Enterprises PLC	300,806	1,814,423
#	Asseco Poland SA	174,011	3,419,837
	Asseco South Eastern Europe SA	16,316	200,719
#	Auto Partner SA	258,613	1,718,551
	Bank Handlowy w Warszawie SA	148,569	4,093,720
*	Bank Millennium SA	3,222,457	7,337,161
*	Bank Ochrony Srodowiska SA	121,413	474,436
	Bank Polska Kasa Opieki SA	427,611	17,703,220
	Benefit Systems SA	4,374	2,967,044
#*	Bioton SA	193,900	169,029
	BNPP Bank Polska SA	1,641	40,861
#	Boryszew SA	1,581,311	2,410,161

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Budimex SA	71,150	$12,035,952
#*	CCC SA	135,442	3,139,532
#	CD Projekt SA	105,586	3,071,743
#	Celon Pharma SA	49,619	185,423
#*	CI Games SA	878,942	318,657
#	Cognor Holding SA	736,787	1,509,533
	ComArch SA	16,998	1,015,106
	Creepy Jar SA	683	97,727
	Cyber Folks SA	11,807	324,268
#*	Cyfrowy Polsat SA	923,627	2,276,211
	Develia SA	1,502,351	2,456,788
#*Ω	Dino Polska SA	97,231	9,314,975
	Dom Development SA	39,583	1,719,563
	Echo Investment SA	23,210	26,807
#*	Enea SA	1,820,091	3,797,104
#	Eurocash SA	516,701	1,737,114
*	Fabryki Mebli Forte SA	103,961	589,849
	Globe Trade Centre SA	254,305	333,260
*	Grenevia SA	986,489	590,084
#*	Grupa Azoty SA	351,336	1,897,668
#	Grupa Kety SA	65,486	13,569,654
#	ING Bank Slaski SA	86,700	6,783,330
#	Inter Cars SA	33,725	4,423,100
#*	Jastrzebska Spolka Weglowa SA	526,457	3,963,380
	KGHM Polska Miedz SA	342,949	11,790,463
	KRUK SA	95,397	10,843,852
*	Lentex SA	22,077	36,447
#	LPP SA	3,151	12,141,404
#*	Lubawa SA	24,192	23,171
#	Lubelski Wegiel Bogdanka SA	95,826	675,791
*	mBank SA	42,234	7,092,722
#	Mirbud SA	502,567	1,219,808
#*	ML System SA	846	10,022
	Mo-BRUK SA	11,719	937,197
#*	Mostostal Zabrze SA	86,076	95,166
	Neuca SA	6,706	1,506,272
*	Newag SA	511	3,632
*	Onde SA	5,966	20,171
#	Orange Polska SA	2,152,548	4,160,965
	ORLEN SA	2,210,095	36,034,236
#*	Pepco Group NV	250,521	1,181,146
*	PGE Polska Grupa Energetyczna SA	2,493,401	3,716,400
#*	PKP Cargo SA	268,952	796,892
	PlayWay SA	3,974	295,669
#*	Polimex-Mostostal SA	565,449	486,403
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	14,731,999
	Powszechny Zaklad Ubezpieczen SA	1,001,849	12,609,159
	Santander Bank Polska SA	40,879	5,601,791
*	Selvita SA	9,746	167,229
#	Stalexport Autostrady SA	1,082,020	778,313
	Synektik SA	23,957	763,423
*	Tauron Polska Energia SA	8,047,371	5,775,740
	TEN Square Games SA	3,404	72,194
	Text SA	63,425	1,404,387
*	Torpol SA	50,844	394,140
	Unimot SA	9,067	292,377
#	Votum SA	10,633	117,413
#	VRG SA	1,259,078	1,022,682
#	Warsaw Stock Exchange	122,584	1,357,634

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Wawel SA	149	$23,241
	Wirtualna Polska Holding SA	30,921	915,453
#Ω	XTB SA	353,641	5,526,705
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	10,780	131,891
#*	Zespol Elektrowni Patnow Adamow Konin SA	72,162	350,456

TOTAL POLAND			289,804,116

QATAR — (0.7%)
*	Aamal Co.	11,347,829	2,433,279
	Al Khaleej Takaful Group QSC	1,284,103	906,591
	Al Meera Consumer Goods Co.QSC	604,731	2,180,216
	Alijarah Holding Co.QPSC	2,395,286	454,860
	Baladna	6,955,898	2,577,184
	Barwa Real Estate Co.	9,505,937	7,325,213
	Commercial Bank PSQC	3,952,082	4,504,711
	Doha Bank QPSC	11,733,738	4,817,081
	Doha Insurance Co.QSC	599,560	393,151
*	Estithmar Holding QPSC	5,102,107	2,870,484
	Gulf International Services QSC	9,919,126	7,524,476
	Gulf Warehousing Co.	2,652,226	2,407,995
	Industries Qatar QSC	1,085,487	3,641,790
*	Lesha Bank LLC	7,500,633	2,732,744
	Mannai Corp.QSC	1,268,032	1,340,112
	Masraf Al Rayan QSC	12,835,827	8,845,425
	Mazaya Real Estate Development QPSC	5,177,310	922,962
	Medicare Group	1,436,619	1,599,529
	Mesaieed Petrochemical Holding Co.	6,504,155	3,428,370
	Ooredoo QPSC	3,142,603	8,622,350
	Qatar Aluminum Manufacturing Co.	19,017,523	7,370,050
	Qatar Electricity & Water Co.QSC	1,396,492	5,858,393
	Qatar Fuel QSC	994,215	3,942,713
	Qatar Gas Transport Co.Ltd	12,194,056	13,367,140
	Qatar Industrial Manufacturing Co.QSC	677,211	488,829
	Qatar Insurance Co.SAQ	3,205,873	1,992,173
	Qatar International Islamic Bank QSC	2,009,687	5,548,027
	Qatar Islamic Bank SAQ	1,738,857	8,732,401
	Qatar Islamic Insurance Group	132,181	306,901
	Qatar National Bank QPSC	13,164,893	50,122,515
	Qatar National Cement Co.QSC	1,448,997	1,420,156
	Qatar Navigation QSC	2,432,290	7,055,878
	Salam International Investment Ltd.QSC	7,559,090	1,308,927
	United Development Co.QSC	15,800,638	4,766,572
	Vodafone Qatar QSC	17,306,239	8,417,111
*	Widam Food Co.	380,427	235,049
	Zad Holding Co.	80,356	308,392

TOTAL QATAR.			190,769,750

RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	4,512,952	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	MMC Norilsk Nickel PJSC, ADR	1,014,840	0
*††	Novatek PJSC, GDR	35,141	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC, GDR	30,972	0
*††	Rostelecom PJSC, Sponsored ADR	405,087	0
*††	RusHydro PJSC, ADR	4,546,575	0
*††	Sberbank of Russia PJSC, Sponsored ADR	3,144,384	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	Severstal PAO, GDR	286,030	$0
*††	VTB Bank PJSC, GDR	7,638,337	0
SAUDI ARABIA — (3.9%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	1,525,313	1,063,126
	Abdullah Al Othaim Markets Co.	3,026,390	10,034,159
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	77,270	649,002
	ACWA Power Co.	105,637	11,232,526
	Advanced Petrochemical Co.	566,442	6,458,083
	Al Babtain Power & Telecommunication Co.	359,981	3,955,920
*	Al Gassim Investment Holding Co.	110,105	538,035
	Al Hammadi Holding	368,563	5,450,228
*	Al Hassan Ghazi Ibrahim Shaker Co.	194,828	1,760,199
	Al Jouf Agricultural Development Co.	105,918	1,451,169
*	Al Jouf Cement Co.	508,445	1,555,327
*	Al Kathiri Holding Co.	61,990	48,394
*	Al Khaleej Training & Education Co.	305,182	2,676,312
	Al Masane Al Kobra Mining Co.	101,378	1,608,203
	Al Moammar Information Systems Co.	110,999	4,649,871
	Al Rajhi Bank	3,883,026	82,589,082
*	Al Rajhi Co.for Co-operative Insurance	40,746	1,433,062
*	Al Sagr Cooperative Insurance Co.	13,207	109,614
*	Al Yamamah Steel Industries Co.	222,950	2,472,480
*	AlAbdullatif Industrial Investment Co.	264,152	1,227,388
	Alamar Foods	54,687	1,367,435
	Alandalus Property Co.	298,390	2,208,349
	Alaseel Co.	1,462,665	2,023,519
*	Al-Baha Development & Investment Co.	13,329,700	495,085
	Aldrees Petroleum & Transport Services Co.	244,387	10,909,174
*	Al-Etihad Cooperative Insurance Co.	222,047	1,562,964
	Alinma Bank	2,988,217	26,507,055
*	AlJazira Takaful Ta’awuni Co.	342,076	1,685,817
*	AlKhorayef Water & Power Technologies Co.	43,716	2,716,139
*	Allianz Saudi Fransi Cooperative Insurance Co.	248,493	1,388,225
*	Allied Cooperative Insurance Group	35,975	180,234
	Almarai Co.JSC	763,174	11,545,187
	Almunajem Foods Co.	75,840	2,428,216
*	Alujain Corp.	242,828	2,905,730
*	Amana Cooperative Insurance Co.	129,085	475,651
	Amlak International Finance Co.	63,484	241,650
*	Anaam International Holding Group Co.	283,480	81,590
	Arab National Bank	1,271,518	10,451,056
*	Arabia Insurance Cooperative Co.	104,092	457,730
	Arabian Cement Co.	464,668	3,792,168
	Arabian Contracting Services Co.	74,758	4,354,435
	Arabian Internet & Communications Services Co.	74,930	6,929,456
*	Arabian Pipes Co.	21,587	1,047,712
*	Arabian Shield Cooperative Insurance Co.	145,743	879,745
	Arriyadh Development Co.	778,777	4,849,507
	Astra Industrial Group.	267,482	12,382,968
	Ataa Educational Co.	43,595	823,866
	Baazeem Trading Co.	23,170	431,469
	Bank AlBilad	1,814,198	17,244,623
*	Bank Al-Jazira	3,080,470	13,279,915
	Banque Saudi Fransi	810,350	7,907,317
	Basic Chemical Industries Ltd	150,776	1,391,161
*	Batic Investments & Logistic Co.	1,243,200	1,058,105
	Bawan Co.	295,171	3,722,258
	BinDawood Holding Co.	768,745	1,937,467
	Bupa Arabia for Cooperative Insurance Co.	236,964	15,254,402

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Buruj Cooperative Insurance Co.	142,627	$854,128
	Catrion Catering Holding Co.	225,228	7,578,531
	Cenomi Centers	728,405	4,858,576
*	Chubb Arabia Cooperative Insurance Co.	100,069	880,255
	City Cement Co.	611,083	3,378,864
	Co.for Cooperative Insurance	278,799	11,064,854
	Dallah Healthcare Co.	162,907	7,110,717
*	Dar Al Arkan Real Estate Development Co.	3,576,473	12,662,147
	Dr Sulaiman Al Habib Medical Services Group Co.	225,018	18,606,222
	East Pipes Integrated Co.for Industry	42,344	1,616,056
	Eastern Province Cement Co.	386,154	3,437,134
	Electrical Industries Co.	4,912,698	6,183,298
*	Emaar Economic City	3,271,895	6,761,414
	Etihad Etisalat Co.	2,662,404	36,853,407
*	Fawaz Abdulaziz Al Hokair & Co., Class C	306,458	938,194
	Fitaihi Holding Group	1,173,695	1,268,253
*	Gulf General Cooperative Insurance Co.	176,078	731,809
	Gulf Insurance Group	245,759	2,463,535
*	Gulf Union Cooperative Insurance Co.	139,358	852,424
	Hail Cement Co.	453,007	1,381,743
	Herfy Food Services Co.	170,546	1,448,810
	Jarir Marketing Co.	2,217,440	7,992,844
*	Jazan Development & Investment Co.	241,378	1,061,450
	L’Azurde Co.for Jewelry	329,138	1,355,818
	Leejam Sports Co.JSC	157,006	8,764,148
*	Liva Insurance Co.	145,404	792,867
	Maharah Human Resources Co.	1,496,380	2,511,821
*	Malath Cooperative Insurance Co.	198,820	1,043,755
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	297,317	2,145,171
*	Methanol Chemicals Co.	265,593	1,195,644
*	Middle East Healthcare Co.	290,846	7,036,810
	Middle East Paper Co.	291,268	3,294,172
*	Middle East Specialized Cables Co.	170,077	1,505,107
	Mobile Telecommunications Co.Saudi Arabia	5,290,605	17,030,209
	Mouwasat Medical Services Co.	323,938	11,584,864
	Nahdi Medical Co.	85,554	3,149,659
	Najran Cement Co.	669,576	1,774,773
*	Nama Chemicals Co.	130,940	1,101,896
*	Naseej International Trading Co.	15,161	329,316
*	National Agriculture Development Co.	1,104,538	10,303,682
	National Co.for Glass Industries	135,051	1,566,051
	National Co.for Learning & Education	54,466	2,188,294
	National Gas & Industrialization Co.	175,523	3,970,024
*	National Gypsum	126,443	939,026
*	National Industrialization Co., Class C	2,583,471	9,613,203
	National Medical Care Co.	130,310	6,384,949
*	National Metal Manufacturing & Casting Co.	64,209	336,562
	Nayifat Finance Co.	123,181	465,740
	Northern Region Cement Co.	842,631	2,198,139
	Qassim Cement Co.	228,266	3,593,525
*	Rabigh Refining & Petrochemical Co.	2,236,816	4,484,437
*	Raydan Food Co.	52,418	399,160
	Retal Urban Development Co.	324,314	792,279
	Riyad Bank	3,404,495	25,102,786
	SABIC Agri-Nutrients Co.	805,853	24,832,690
	Sahara International Petrochemical Co.	1,571,485	14,363,013
*	Saudi Arabian Amiantit Co.	108,909	837,361
*	Saudi Arabian Cooperative Insurance Co.	118,730	625,306
*	Saudi Arabian Mining Co.	2,785,709	37,552,120

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
Ω	Saudi Arabian Oil Co.	5,215,336	$41,788,978
	Saudi Automotive Services Co.	243,218	5,400,892
	Saudi Awwal Bank	2,045,775	22,200,548
	Saudi Basic Industries Corp.	1,250,991	28,185,220
	Saudi Cement Co.	525,717	6,436,314
	Saudi Ceramic Co.	386,702	3,634,910
	Saudi Chemical Co.Holding	3,386,929	7,255,276
*	Saudi Co.For Hardware CJSC	24,345	235,137
	Saudi Electricity Co.	1,679,515	8,320,900
*	Saudi Enaya Cooperative Insurance Co.	21,420	100,356
*	Saudi Ground Services Co.	239,761	3,486,344
*	Saudi Industrial Development Co.	29,674	81,577
	Saudi Industrial Investment Group	1,135,915	7,012,784
	Saudi Investment Bank	1,183,751	5,317,318
*	Saudi Kayan Petrochemical Co.	4,351,838	10,860,746
	Saudi Marketing Co.	185,293	1,286,963
	Saudi National Bank	4,489,014	44,937,077
	Saudi Paper Manufacturing Co.	124,577	2,513,088
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	317,520	3,152,222
*	Saudi Printing & Packaging Co., Class C	165,909	675,972
*	Saudi Public Transport Co	595,167	3,205,485
*	Saudi Real Estate Co.	898,471	5,397,035
*	Saudi Reinsurance Co.	414,784	3,030,387
*	Saudi Research & Media Group	208,219	13,310,185
*	Saudi Steel Pipe Co.	109,845	2,405,610
	Saudi Tadawul Group Holding Co.	25,614	1,807,800
	Saudi Telecom Co.	6,054,085	60,748,372
*	Saudi Vitrified Clay Pipe Co.Ltd.	19,476	234,325
	Saudia Dairy & Foodstuff Co.	87,353	8,509,984
	Savola Group	1,227,520	16,494,968
*	Scientific & Medical Equipment House Co.	53,232	742,174
*	Seera Group Holding	1,253,251	9,122,273
	SHL Finance Co.	66,577	287,200
*	Sinad Holding Co.	546,281	1,935,813
	Southern Province Cement Co.	370,813	3,944,264
	Sumou Real Estate Co.	17,979	298,942
	Sustained Infrastructure Holding Co.	403,393	4,074,019
*	Tabuk Agriculture	76,387	390,193
*	Tabuk Cement Co.	431,873	1,497,615
*	Taiba Investments Co.	454,505	5,128,301
*	Takween Advanced Industries Co.	204,450	766,516
	Tanmiah Food Co.	29,081	1,080,893
	Theeb Rent A Car Co.	111,307	2,026,803
*	Umm Al-Qura Cement Co.	306,351	1,364,320
*	United Co.-operative Assurance Co.	23,234	77,218
	United Electronics Co.	294,370	7,767,936
	United International Transportation Co.	321,479	7,154,747
	United Wire Factories Co.	137,682	1,214,904
*	Walaa Cooperative Insurance Co.	325,391	2,654,700
*	Wataniya Insurance Co.	82,042	664,499
	Yamama Cement Co.	804,122	7,435,855
	Yanbu Cement Co.	511,951	3,989,891
	Yanbu National Petrochemical Co.	668,993	6,913,722
	Zahrat Al Waha For Trading Co., Class C	92,273	1,058,382
*	Zamil Industrial Investment Co.	242,357	1,318,010

TOTAL SAUDI ARABIA.			1,063,964,565

SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	37,652,000	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (2.7%)
	Absa Group Ltd.	3,081,380	$23,760,739
	Adcock Ingram Holdings Ltd.	532,921	1,568,689
	Advtech Ltd.	4,468,106	6,795,490
	AECI Ltd.	1,050,050	5,229,137
#	African Rainbow Minerals Ltd.	862,026	8,904,841
	Afrimat Ltd.	448,372	1,528,206
	Alexander Forbes Group Holdings Ltd.	1,380,537	466,934
	Altron Ltd., Class A	390,373	235,784
#	Anglo American Platinum Ltd.	165,471	5,764,175
	Aspen Pharmacare Holdings Ltd.	1,360,855	16,211,750
*	Astral Foods Ltd.	363,358	2,858,512
*	Aveng Ltd.	13,862	4,623
#	AVI Ltd.	2,372,385	10,921,562
	Barloworld Ltd.	2,123,880	9,759,083
	Bid Corp.Ltd.	605,239	13,839,468
	Bidvest Group Ltd.	1,241,558	16,191,201
*	Blue Label Telecoms Ltd.	3,665,341	833,958
#*	Brait PLC	4,298,176	297,339
	Capitec Bank Holdings Ltd.	109,530	13,555,741
	Cashbuild Ltd.	161,400	1,324,772
	Caxton & CTP Publishers & Printers Ltd.	47,312	26,008
	City Lodge Hotels Ltd.	1,661,297	365,928
	Clicks Group Ltd.	998,063	15,528,647
	Coronation Fund Managers Ltd.	1,689,491	2,734,917
	Curro Holdings Ltd.	677,529	386,627
	DataTec Ltd.	4,026,199	7,784,712
Ω	Dis-Chem Pharmacies Ltd.	2,040,825	3,552,521
	Discovery Ltd.	1,421,306	9,054,668
	DRDGOLD Ltd., Sponsored ADR	27,323	213,119
	DRDGOLD Ltd.	1,452,689	1,151,888
	Exxaro Resources Ltd.	1,172,524	11,234,049
	Famous Brands Ltd.	454,915	1,328,922
	FirstRand Ltd.	10,402,083	35,909,547
	Foschini Group Ltd.	2,810,736	14,840,100
#	Gold Fields Ltd., Sponsored ADR	2,944,683	47,615,524
	Grindrod Ltd.	4,314,314	2,975,047
	Harmony Gold Mining Co.Ltd.	608,097	5,263,821
#	Harmony Gold Mining Co.Ltd., Sponsored ADR	3,714,550	31,833,694
	Hudaco Industries Ltd.	251,026	2,236,925
	Impala Platinum Holdings Ltd.	3,260,168	14,512,811
	Investec Ltd.	1,190,611	7,596,441
	Italtile Ltd.	1,002,620	505,614
	JSE Ltd.	557,770	2,543,687
*	KAP Ltd.	14,836,856	2,024,327
#	Kumba Iron Ore Ltd.	222,284	5,448,878
	Lewis Group Ltd.	1,017,343	2,382,548
	Life Healthcare Group Holdings Ltd.	10,505,937	5,994,147
	Merafe Resources Ltd.	9,161,504	608,658
*	Metair Investments Ltd.	1,713,067	1,066,247
#	Momentum Metropolitan Holdings	12,004,414	13,066,533
	Motus Holdings Ltd.	1,353,093	5,992,218
	Mpact Ltd.	1,397,429	1,893,071
	Mr Price Group Ltd.	1,658,367	15,363,946
	MTN Group Ltd.	7,064,571	33,859,129
*	MultiChoice Group	1,843,837	11,785,019
	Naspers Ltd., Class N	74,679	14,291,888
	Nedbank Group Ltd.	1,428,610	17,370,702
	NEPI Rockcastle NV	1,483,907	9,973,837
	Netcare Ltd.	8,730,956	5,287,218

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Ninety One Ltd.	1,678,639	$3,471,763
	Northam Platinum Holdings Ltd.	1,558,136	10,323,709
	Oceana Group Ltd.	681,316	2,747,011
#	Old Mutual Ltd.	19,649,817	11,545,205
	Omnia Holdings Ltd.	1,618,334	4,594,184
	OUTsurance Group Ltd.	415,615	893,495
#Ω	Pepkor Holdings Ltd.	7,426,565	7,005,833
#	Pick n Pay Stores Ltd.	2,582,410	2,763,457
*	PPC Ltd.	9,738,883	1,683,812
	PSG Financial Services Ltd.	2,115,485	1,696,589
	Raubex Group Ltd.	1,580,851	2,549,105
*	RCL Foods Ltd.	234,589	131,010
	Reunert Ltd.	1,433,452	5,031,527
	RFG Holdings Ltd.	538,736	384,518
	Sanlam Ltd.	2,998,653	10,847,267
	Santam Ltd.	276,268	4,405,226
	Sappi Ltd.	5,208,773	13,992,853
	Sasol Ltd.	1,226,575	8,617,069
#	Sasol Ltd., Sponsored ADR	517,378	3,637,167
	Shoprite Holdings Ltd.	1,440,819	19,223,847
#	Sibanye Stillwater Ltd.	11,797,677	13,465,279
#	Sibanye Stillwater Ltd., ADR	991,853	4,612,118
*	Southern Sun Ltd.	857,269	234,994
#*	SPAR Group Ltd.	1,344,524	6,927,229
	Spur Corp.Ltd.	581,516	938,034
	Stadio Holdings Ltd.	205,049	51,235
	Standard Bank Group Ltd.	2,789,965	26,199,898
	Sun International Ltd.	1,541,847	3,010,547
	Super Group Ltd.	3,971,613	5,879,682
*	Telkom SA SOC Ltd.	2,554,968	3,224,521
	Thungela Resources Ltd.	418,425	2,934,834
	Tiger Brands Ltd	901,442	9,805,546
#*	Transaction Capital Ltd.	2,351,276	339,570
*	Trencor Ltd.	752,676	286,318
	Truworths International Ltd.	2,524,237	10,091,011
	Tsogo Sun Ltd.	2,861,472	1,715,349
	Vodacom Group Ltd.	1,470,922	7,038,887
*	We Buy Cars Pty.Ltd.	696,882	740,156
	Wilson Bayly Holmes-Ovcon Ltd.	497,521	3,676,232
	Woolworths Holdings Ltd.	3,805,936	12,187,500
*	Zeda Ltd.	2,121,748	1,325,177

TOTAL SOUTH AFRICA			735,884,351

SOUTH KOREA — (11.4%)
*	3S Korea Co.Ltd.	87,684	163,806
	ABco Electronics Co.Ltd.	42,912	373,677
	Able C&C Co.Ltd.	3,890	19,958
	ABOV Semiconductor Co.Ltd.	18,673	206,799
*	Abpro Bio Co.Ltd.	780,310	286,876
	Actro Co.Ltd.	1,907	10,597
*	ADTechnology Co.Ltd.	26,899	757,082
	Advanced Nano Products Co.Ltd.	12,078	1,009,389
	Advanced Process Systems Corp.	107,371	2,689,903
	Aekyung Chemical Co.Ltd.	108,169	967,874
	Aekyung Industrial Co.Ltd.	68,731	1,027,157
*	Agabang&Company	165,702	607,212
#	Ahnlab, Inc.	30,167	1,379,651
*	Air Busan Co.Ltd.	239,673	466,644
	AJ Networks Co.Ltd.	117,974	408,671

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ajin Industrial Co.Ltd.	283,426	$812,252
*	AJINEXTEK Co.Ltd.	13,275	109,845
	AK Holdings, Inc.	29,430	322,105
*	Alteogen, Inc.	29,310	3,733,929
*	ALUKO Co.Ltd.	605,100	1,445,633
*	Amicogen, Inc.	89,576	494,240
*	Aminologics Co.Ltd.	122,330	131,798
*	Amo Greentech Co.Ltd.	45,108	337,399
	Amorepacific Corp.	30,653	3,736,148
	Amorepacific Group	101,488	2,450,015
*	Amotech Co.Ltd.	61,768	331,753
*	Anam Electronics Co.Ltd.	381,986	515,592
*	Ananti, Inc.	607,049	2,783,698
*	Anapass, Inc.	20,138	311,044
*	Anterogen Co.Ltd.	29,273	303,478
*	Apact Co.Ltd.	79,693	340,759
	Aplus Asset Advisor Co.Ltd.	9,766	27,376
*	Aprogen Biologics	76,783	88,323
*	Aprogen, Inc.	347,100	393,955
*	APS, Inc.	68,815	357,156
*	Aroot Co.Ltd.	828,142	234,883
	Asia Cement Co.Ltd.	133,153	972,401
	ASIA Holdings Co.Ltd.	6,687	1,144,532
	Asia Pacific Satellite, Inc.	20,034	251,303
	Asia Paper Manufacturing Co.Ltd.	199,715	1,224,439
*	Asiana Airlines, Inc.	65,155	515,478
*	ASTORY Co.Ltd.	11,969	91,663
	Atec Co.Ltd.	28,831	302,768
*	A-Tech Solution Co.Ltd.	31,296	226,366
#	Atinum Investment Co.Ltd.	271,641	549,860
	ATON, Inc.	42,480	125,855
	AUK Corp.	57,658	91,072
	Aurora World Corp.	31,833	158,864
#	Autech Corp.	39,895	120,954
	Avaco Co.Ltd.	36,413	476,394
	Avatec Co.Ltd.	14,672	132,237
	Baiksan Co.Ltd.	100,615	998,921
*	Barunson Entertainment & Arts Corp.	6,666	2,777
*	Beno Tnr, Inc.	74,781	226,984
	BGF Co.Ltd.	229,686	624,869
#	BGF retail Co.Ltd.	30,782	2,901,995
	BGFecomaterials Co.Ltd.	97,022	280,350
#	BH Co.Ltd.	251,024	3,136,599
*	BHI Co.Ltd.	83,532	521,199
#*	Binex Co.Ltd.	88,893	894,010
	Binggrae Co.Ltd.	46,926	2,416,076
	Bio Plus Co.Ltd.	152,520	706,891
*	Biodyne Co.Ltd.	76,846	501,323
*	Bioneer Corp.	55,914	1,219,567
*	BioSmart Co.Ltd.	73,541	293,973
*	Biotoxtech Co.Ltd.	25,706	103,846
	BIT Computer Co.Ltd.	61,687	269,206
	Bixolon Co.Ltd.	15,244	59,528
#*	BNC Korea Co.Ltd.	152,347	706,254
	BNK Financial Group, Inc.	1,109,997	6,701,571
	Boditech Med, Inc.	83,307	956,407
*	Bohae Brewery Co.Ltd.	405,514	141,275
	BoKwang Industry Co.Ltd.	73,134	284,746
	Bookook Securities Co.Ltd.	9,766	171,173

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Boryung	172,506	$1,385,031
*	Bosung Power Technology Co.Ltd.	113,423	267,867
	Brand X Co.Ltd.	39,050	140,552
*	Bubang Co.Ltd.	167,079	238,299
*††	Bucket Studio Co.Ltd.	176,492	27,583
#*	Bukwang Pharmaceutical Co.Ltd.	108,715	498,638
*	Bumhan Fuel Cell Co.Ltd.	9,810	130,783
*	BusinessOn Communication Co.Ltd.	24,529	253,301
	BYC Co.Ltd.	7,010	197,804
	Byucksan Corp.	325,461	527,663
*	C&C International Corp.	14,658	892,804
*	Cafe24 Corp.	73,441	798,020
*	CammSys Corp.	390,124	395,881
	Camus Engineering & Construction, Inc.	152,240	167,134
	Cape Industries Ltd.	123,700	503,944
#	Caregen Co.Ltd.	61,319	965,663
*	Celltrion Pharm, Inc.	30,711	2,120,023
	Celltrion, Inc.	294,278	39,958,360
*	Cellumed Co.Ltd.	20,960	26,043
*	Chabiotech Co.Ltd.	87,954	1,082,553
	Changhae Ethanol Co.Ltd.	22,808	150,354
	Cheil Worldwide, Inc.	350,041	4,774,230
	Chemtronics Co.Ltd.	80,307	1,616,353
*	Chemtros Co.Ltd.	49,361	242,505
	Cheryong Electric Co.Ltd.	60,381	2,680,658
*	ChinHung International, Inc.	511,479	351,547
	Chinyang Holdings Corp.	117,186	277,567
*	Chips&Media, Inc.	65,224	1,013,539
*	Choa Pharmaceutical Co.	62,267	72,397
*	Choil Aluminum Co.Ltd.	397,406	678,561
#	Chong Kun Dang Pharmaceutical Corp.	44,576	3,345,871
	Chongkundang Holdings Corp.	19,202	853,373
	Choong Ang Vaccine Laboratory	26,007	204,210
*††	Chorokbaem Media Co.Ltd.	85,628	62,760
#*	Chunbo Co.Ltd.	7,834	435,455
*	CJ Bioscience, Inc.	7,945	84,562
*	CJ CGV Co.Ltd.	460,798	1,907,799
	CJ CheilJedang Corp.	49,916	12,098,983
	CJ Corp.	89,620	8,218,442
*	CJ ENM Co.Ltd.	95,800	5,241,159
	CJ Freshway Corp.	57,052	941,954
	CJ Logistics Corp.	47,601	4,199,154
*	CJ Seafood Corp.	77,976	155,159
*	CKD Bio Corp.	21,707	381,056
	Classys, Inc.	64,487	1,755,027
	CLIO Cosmetics Co.Ltd.	19,541	493,599
*	CMG Pharmaceutical Co.Ltd.	291,151	442,970
*	CoAsia Corp.	29,968	160,473
*	Com2uS Holdings Corp.	28,251	608,267
	Com2uSCorp.	58,383	1,675,895
*	Comtec Systems Co.Ltd.	211,665	106,211
*	Connectwave Co.Ltd.	18,779	241,936
*	ContentreeJoongAng Corp.	30,539	294,701
*	Coreana Cosmetics Co.Ltd.	96,067	216,510
*	Corentec Co.Ltd.	20,790	138,268
*	COSMAX NBT, Inc.	10,943	35,781
#	Cosmax, Inc.	57,393	5,790,458
*	Cosmecca Korea Co.Ltd.	36,441	934,393
*	CosmoAM&T Co.Ltd.	50,035	5,403,702

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Cosmochemical Co.Ltd.	63,106	$1,443,133
	Coway Co.Ltd.	267,182	10,705,031
	Coweaver Co.Ltd.	28,980	126,291
#	COWELL FASHION Co.Ltd.	105,470	242,996
	Cowintech Co.Ltd.	38,426	638,626
	CR Holdings Co.Ltd.	100,156	436,527
#	Creas F&C Co.Ltd.	36,950	223,220
#*	Creative & Innovative System	122,904	1,008,892
	Creverse, Inc.	20,116	275,708
*	CrystalGenomics Invites Co.Ltd.	159,968	346,340
*	CS Bearing Co.Ltd.	26,378	153,729
	CS Wind Corp.	58,146	2,178,767
*	CTC BIO, Inc.	33,326	195,434
*	CTR Mobility Co.Ltd.	10,350	70,486
*	Cube Entertainment, Inc.	11,595	122,800
	Cuckoo Holdings Co.Ltd.	56,781	803,661
#	Cuckoo Homesys Co.Ltd.	74,994	1,251,613
*	Curexo, Inc.	8,560	74,956
	Cymechs, Inc.	47,447	719,329
*	D&C Media Co.Ltd.	4,718	83,939
	D.I Corp.	108,389	1,538,909
*	DA Technology Co.Ltd.	544,765	80,014
	Dae Hwa Pharmaceutical Co.Ltd.	33,963	270,841
	Dae Hyun Co.Ltd.	135,654	188,706
*	Dae Won Chemical Co.Ltd.	20,030	24,873
	Dae Won Kang Up Co.Ltd.	326,400	1,352,694
*	Dae Young Packaging Co.Ltd.	33,087	30,182
*††	Dae Yu Co.Ltd.	20,309	6,333
*	Daea TI Co.Ltd.	144,672	321,230
*	Daebo Magnetic Co.Ltd.	16,482	298,434
	Daebongls Co.Ltd.	18,298	137,556
#*	Daechang Co.Ltd.	417,687	476,989
	Daechang Forging Co.Ltd.	99,373	478,521
	Daedong Corp.	180,474	1,559,232
#	Daeduck Co.Ltd.	144,817	658,580
	Daeduck Electronics Co.Ltd.	250,774	4,161,055
	Daehan Flour Mill Co.Ltd.	7,396	733,639
	Daehan New Pharm Co.Ltd.	88,137	508,934
	Daehan Steel Co.Ltd.	97,810	989,535
*	Daeho AL Co.Ltd.	12,818	10,096
*	Dae-Il Corp.	165,991	702,498
*	Daejoo Electronic Materials Co.Ltd.	17,583	1,179,237
	Daejung Chemicals & Metals Co.Ltd., Class C	8,982	109,752
	Daeryuk Can Co.Ltd.	73,845	219,893
	Daesang Corp.	204,388	3,233,842
	Daesang Holdings Co.Ltd.	126,994	795,432
	Daesung Energy Co.Ltd.	52,771	334,359
	Daesung Holdings Co.Ltd.	2,949	19,418
*	Daesung Industrial Co.Ltd.	155,922	428,820
*	Daesung Private Equity, Inc.	23,583	34,351
*	Daewon Cable Co.Ltd.	48,088	113,420
	Daewon Media Co.Ltd.	50,510	372,145
	Daewon Pharmaceutical Co.Ltd.	118,370	1,278,166
	Daewon San Up Co.Ltd.	82,221	390,359
*	Daewoo Engineering & Construction Co.Ltd.	1,587,957	4,375,357
	Daewoong Co.Ltd.	122,990	1,672,054
#	Daewoong Pharmaceutical Co.Ltd.	24,471	1,973,971
*	Dahaam E-Tec Co.Ltd.	1,420	0
	Daihan Pharmaceutical Co.Ltd.	38,616	792,937

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daishin Securities Co.Ltd.	251,710	$2,851,775
#*	Danal Co.Ltd.	325,580	913,200
#	Daol Investment & Securities Co.Ltd.	309,984	711,186
	Daou Data Corp.	142,764	1,281,867
	Daou Technology, Inc.	232,303	3,304,232
*	Dasan Networks, Inc.	224,288	614,388
#*	Dawonsys Co.Ltd.	74,987	727,284
	DB Financial Investment Co.Ltd.	254,025	781,053
	DB HiTek Co.Ltd.	191,033	5,645,134
	DB Insurance Co.Ltd.	288,688	20,249,975
*	DB, Inc.	776,991	804,905
	DCM Corp.	28,710	227,144
#*	Dear U Co.Ltd.	41,276	786,585
*	Dentis Co.Ltd.	13,365	89,273
	Dentium Co.Ltd.	36,685	3,422,658
	Deutsch Motors, Inc.	175,447	660,173
	Device ENG Co.Ltd.	31,223	383,199
*	Devsisters Co.Ltd.	7,293	251,413
*	Dexter Studios Co.Ltd.	87,925	444,731
	DGB Financial Group, Inc.	1,234,610	7,541,421
	DI Dong Il Corp.	89,140	1,640,357
	Digital Daesung Co.Ltd.	117,859	600,460
	Digital Imaging Technology Co.Ltd.	9,072	188,884
*	DIO Corp.	46,281	684,263
	Display Tech Co.Ltd.	17,455	62,201
*	DK Tech Co.Ltd.	38,335	239,764
#	DL E&C Co.Ltd.	239,917	6,431,478
#	DL Holdings Co.Ltd.	82,486	3,165,252
*††	DMOA Co.Ltd.	348,388	54,447
	DMS Co.Ltd.	153,172	696,539
	DN Automotive Corp.	20,084	1,212,073
	DNF Co.Ltd.	30,839	482,733
	Dohwa Engineering Co.Ltd.	77,957	419,252
	Dong Ah Tire & Rubber Co.Ltd.	27,946	246,656
	Dong-A Hwasung Co.Ltd.	58,930	300,998
	Dong-A Socio Holdings Co.Ltd.	20,078	1,601,239
	Dong-A ST Co.Ltd.	34,263	1,668,088
	Dongbang Transport Logistics Co.Ltd.	376,084	596,104
	Dongbu Corp.	79,852	297,719
	Dongil Industries Co.Ltd.	9,770	305,742
#	Dongjin Semichem Co.Ltd.	145,204	4,489,244
	Dongkoo Bio & Pharma Co.Ltd.	86,819	418,234
	DongKook Pharmaceutical Co.Ltd.	161,037	1,911,342
	Dongkuk CM Co.Ltd.	97,921	484,226
#	Dongkuk Holdings Co.Ltd.	142,068	860,477
	Dongkuk Industries Co.Ltd.	235,708	1,221,243
	Dongkuk Steel Mill Co.Ltd.	286,705	2,434,007
#*	Dongkuk Structures & Construction Co.Ltd.	164,580	349,665
	Dongsuh Cos., Inc.	77,523	1,065,921
	Dongsung Chemical Co.Ltd.	253,798	843,202
	Dongsung Finetec Co.Ltd.	95,213	882,323
*	Dongsung Pharmaceutical Co.Ltd.	25,967	97,023
#*	Dongwha Enterprise Co.Ltd.	22,689	924,239
	Dongwha Pharm Co.Ltd.	149,860	943,394
	Dongwon Development Co.Ltd.	319,990	623,015
	Dongwon F&B Co.Ltd.	59,370	1,666,698
	Dongwon Metal Co.Ltd.	109,304	134,400
#	Dongwon Systems Corp.	31,909	982,061
	Dongwoon Anatech Co.Ltd.	80,617	1,178,635

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongyang E&P, Inc.	47,505	$695,146
*	Dongyang Steel Pipe Co.Ltd.	329,822	167,613
	Doosan Bobcat, Inc.	292,483	10,931,527
#	Doosan Co.Ltd.	59,018	6,446,822
*	Doosan Enerbility Co.Ltd.	954,007	11,519,039
#*	Doosan Fuel Cell Co.Ltd.	84,174	1,203,096
#	Doosan Tesna, Inc.	67,262	2,345,312
	DoubleUGames Co.Ltd.	100,700	3,178,441
	Douzone Bizon Co.Ltd.	85,018	3,648,203
*	Dream Security Co.Ltd.	179,054	431,686
	Dreamtech Co.Ltd.	250,970	1,704,704
	Drgem Corp.	8,888	65,565
#*	DRTECH Corp.	86,895	213,979
	DSC Investment, Inc.	98,773	259,339
*	DSK Co.Ltd.	62,900	294,954
	Duck Yang Industry Co.Ltd.	110,160	403,270
#*	Duk San Neolux Co.Ltd.	48,214	1,328,261
*	Duksan Hi-Metal Co.Ltd.	210,903	1,114,622
*	Duksan Techopia Co.Ltd.	14,836	435,930
	Dukshinepc Co.Ltd.	116,165	150,432
	Duksung Co.Ltd.	50,787	322,522
	DY Corp.	139,086	579,720
	DY POWER Corp.	58,525	551,985
*	Dynamic Design Co.Ltd.	11,574	60,612
	DYPNF Co.Ltd.	10,700	172,071
*††	E Investment&Development Co.Ltd.	198,639	37,512
#	E1 Corp.	16,818	834,680
	Eagon Industrial Ltd.	27,394	108,733
	Easy Bio, Inc.	144,848	433,739
	Easy Holdings Co.Ltd.	269,485	638,824
	EBEST Investment & Securities Co.Ltd.	80,274	288,544
	Echo Marketing, Inc.	90,966	899,481
	Ecoplastic Corp.	291,571	965,540
#*	Ecopro BM Co.Ltd.	87,597	14,890,150
*	Ecopro Co.Ltd.	232,901	17,604,867
	Ecopro HN Co.Ltd.	40,972	2,012,736
	e-Credible Co.Ltd.	17,635	165,895
*	EG Corp.	3,705	22,672
*††	Ehwa Technologies Information Co.Ltd.	397,669	48,626
	Elensys Co.Ltd.	45,557	212,236
	Elentec Co.Ltd.	114,585	647,688
	E-MART, Inc.	97,845	4,487,346
*	EMKOREA Co.Ltd.	141,636	285,680
*	EMRO, Inc.	34,080	1,642,328
#	EM-Tech Co.Ltd.	55,505	1,349,114
*	Enchem Co.Ltd.	8,658	1,771,153
	ENF Technology Co.Ltd.	86,961	1,743,695
*	Envioneer Co.Ltd.	2,515	35,625
*	Enzychem Lifesciences Corp.	360,062	510,602
	Eo Technics Co.Ltd.	20,193	3,428,111
*	Eoflow Co.Ltd.	52,043	160,103
*††	E-TRON Co.Ltd.	1,461,912	79,331
*	Eubiologics Co.Ltd.	45,583	441,648
	Eugene Corp.	354,940	913,469
	Eugene Investment & Securities Co.Ltd.	520,930	1,634,196
	Eugene Technology Co.Ltd.	47,724	1,815,376
	Eusu Holdings Co.Ltd.	87,518	356,049
*	Eutilex Co.Ltd.	71,070	113,177
*	EV Advanced Material Co.Ltd.	192,797	352,101

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	E-World	300,437	$425,791
*	Exem Co.Ltd.	216,633	407,225
	Exicon Co.Ltd.	20,744	310,978
*	Eyegene, Inc.	25,866	57,822
	F&F Co.Ltd.	63,105	2,987,183
	F&F Holdings Co.Ltd.	29,789	323,843
	Farmsco	35,837	74,072
	FarmStory Co.Ltd.	430,884	499,993
	Fasoo Co.Ltd.	6,625	30,969
	Fila Holdings Corp.	213,345	6,280,363
*	Fine M-Tec Co.Ltd.	109,556	678,283
#	Fine Semitech Corp.	41,333	976,732
*	Firstec Co.Ltd.	71,326	170,605
*	Flask Co.Ltd.	108,978	62,212
*	Foosung Co.Ltd.	242,784	1,350,961
*	FSN Co.Ltd.	14,926	24,473
	Fursys, Inc.	12,961	353,364
*	FutureChem Co.Ltd.	36,615	346,128
	Gabia, Inc.	56,359	723,583
*	GAEASOFT	75,266	410,149
	Galaxia Moneytree Co.Ltd.	46,249	256,470
*	GAMSUNG Corp.Co.Ltd.	335,408	774,396
*	Gaon Cable Co.Ltd.	24,046	854,877
	GC Cell Corp.	43,621	1,207,844
*	GemVax & Kael Co.Ltd.	37,947	322,690
*	Gemvaxlink Co.Ltd.	315,628	691,824
*	GeneOne Life Science, Inc.	291,995	517,725
*	Genesem, Inc.	6,625	59,694
#*	Genexine, Inc.	175,121	946,458
*	Genie Music Corp.	149,091	336,578
	Genohco, Inc.	9,331	110,379
*	Genome & Co.	20,081	100,081
	Genoray Co.Ltd.	26,427	122,256
	Geumhwa PSC Co.Ltd.	17,714	359,492
*	Giantstep, Inc.	21,854	143,476
*	Gigalane Co.Ltd.	129,846	79,801
	Global Standard Technology Co.Ltd.	68,665	2,381,691
*	Global Tax Free Co.Ltd.	110,717	368,823
*	GnBS eco Co.Ltd.	34,425	144,962
	GOLFZON Co.Ltd.	35,559	2,000,807
	Golfzon Newdin Holdings Co.Ltd.	175,040	487,308
*††	Good People Co.Ltd.	28,336	0
#	Gradiant Corp.	63,716	746,168
	Grand Korea Leisure Co.Ltd.	180,932	1,853,645
	Green Chemical Co.Ltd.	47,001	253,158
	Green Cross Corp.	31,817	2,614,107
#	Green Cross Holdings Corp.	154,934	1,792,211
	Green Cross Wellbeing Corp.	37,153	273,855
*	Green Plus Co.Ltd.	10,868	85,712
*	GS Engineering & Construction Corp.	459,639	5,448,620
	GS Global Corp.	395,226	702,081
	GS Holdings Corp.	343,205	11,096,413
	GS Retail Co.Ltd.	254,095	3,642,381
	Gwangju Shinsegae Co.Ltd.	22,418	504,431
#	Hae In Corp.	46,546	183,559
	HAESUNG DS Co.Ltd.	65,044	2,327,018
	Haesung Industrial Co.Ltd.	79,891	429,631
	Haitai Confectionery & Foods Co.Ltd.	47,827	183,149
	Han Kuk Carbon Co.Ltd.	195,960	1,604,185

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Financial Group, Inc.	1,120,092	$47,241,886
#	Hana Materials, Inc.	44,278	1,707,302
#	Hana Micron, Inc.	244,621	4,741,067
	Hana Pharm Co.Ltd.	45,908	440,542
*	Hana Technology Co.Ltd.	9,035	386,097
#	Hana Tour Service, Inc.	48,191	2,155,323
*	Hanall Biopharma Co.Ltd.	20,039	519,159
*	Hancom WITH, Inc.	32,000	73,635
	Hancom, Inc.	96,877	1,660,450
	Handok, Inc.	62,911	628,390
	Handsome Co.Ltd.	128,149	1,814,479
#	Hanil Cement Co.Ltd.	141,003	1,331,358
	Hanil Feed Co.Ltd.	197,544	714,591
	Hanil Holdings Co.Ltd.	87,317	797,166
	Hanil Hyundai Cement Co.Ltd.	17,548	189,810
	Hanil Iron & Steel Co.Ltd.	52,836	90,714
	Hanjin Heavy Industries & Construction Holdings Co.Ltd.	21,557	54,183
	Hanjin Kal Corp.	12,473	535,319
	Hanjin Transportation Co.Ltd.	64,066	961,858
	Hankook Shell Oil Co.Ltd.	3,721	726,697
*††	Hankook Technology, Inc.	161,324	7,354
	Hankook Tire & Technology Co.Ltd.	322,522	13,685,335
	Hanmi Pharm Co.Ltd.	22,090	5,032,051
	Hanmi Science Co.Ltd.	16,994	415,106
	Hanmi Semiconductor Co.Ltd.	68,206	6,495,027
	HanmiGlobal Co.Ltd.	77,435	907,108
	Hannong Chemicals, Inc.	23,594	305,642
	Hanon Systems	911,151	3,649,031
*	Hans Biomed Corp.	1,182	11,162
#	Hansae Co.Ltd.	125,759	1,957,733
	Hansae Yes24 Holdings Co.Ltd.	91,848	314,282
	Hanshin Construction Co.Ltd.	32,542	156,955
	Hanshin Machinery Co.	70,585	230,286
	Hansol Chemical Co.Ltd.	38,665	5,363,004
	Hansol Holdings Co.Ltd.	240,322	488,999
*	Hansol HomeDeco Co.Ltd.	390,369	214,053
*	Hansol IONES Co.Ltd.	98,993	905,836
	Hansol Logistics Co.Ltd.	67,728	112,016
	Hansol Paper Co.Ltd.	148,003	1,152,141
	Hansol Technics Co.Ltd.	220,580	889,000
#	Hanssem Co.Ltd.	19,500	792,227
*	Hansung Cleantech Co.Ltd.	131,774	241,484
	Hanwha Aerospace Co.Ltd.	124,811	18,958,356
	Hanwha Corp.	162,433	3,187,625
*	Hanwha Engine	138,493	1,270,997
*	Hanwha Galleria Corp.	735,931	740,338
	Hanwha General Insurance Co.Ltd.	518,476	1,885,624
*	Hanwha Investment & Securities Co.Ltd.	827,794	2,013,214
	Hanwha Life Insurance Co.Ltd.	1,841,204	3,905,557
*	Hanwha Ocean Co.Ltd.	47,577	1,095,528
	Hanwha Solutions Corp.	434,270	7,903,805
	Hanwha Systems Co.Ltd.	92,796	1,311,256
*	Hanyang Digitech Co.Ltd.	28,484	586,040
	Hanyang Eng Co.Ltd.	91,976	1,347,642
	Hanyang Securities Co.Ltd.	53,559	409,747
	Harim Co.Ltd.	564,465	1,245,393
	Harim Holdings Co.Ltd.	426,667	2,027,192
	HB SOLUTION Co.Ltd.	128,299	583,873
	HB Technology Co.Ltd.	536,976	1,355,043

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Co.Ltd.	223,009	$10,796,526
	HD Hyundai Construction Equipment Co.Ltd.	122,742	4,825,669
	HD Hyundai Electric Co.Ltd.	58,843	10,380,763
*	HD Hyundai Energy Solutions Co.Ltd.	31,224	533,677
*	HD Hyundai Heavy Industries Co.Ltd.	5,496	543,555
	HD Hyundai Infracore Co.Ltd.	1,256,913	7,477,703
*	HD Korea Shipbuilding & Offshore Engineering Co.Ltd.	96,434	9,104,956
	HDC Holdings Co.Ltd.	176,861	1,120,240
	HDC Hyundai Development Co-Engineering & Construction, Class E	270,824	3,434,782
	HDC Hyundai Engineering Plastics Co.Ltd.	65,210	199,398
	HDCLabs Co.Ltd.	24,286	144,845
	Hecto Financial Co.Ltd.	23,725	309,689
	Hecto Innovation Co.Ltd.	61,604	589,767
	Heerim Architects & Planners	49,800	231,044
#*	Helixmith Co.Ltd.	204,994	651,502
*	Heung-A Shipping Co.Ltd.	199,852	369,695
*	Heungkuk Fire & Marine Insurance Co.Ltd.	36,754	115,984
#	HFR, Inc.	55,508	619,866
*	Hironic Co.Ltd.	11,686	67,052
#	Hite Jinro Co.Ltd.	221,641	3,360,453
	Hitejinro Holdings Co.Ltd.	58,912	386,723
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	182,248	368,420
*	HJ Shipbuilding & Construction Co.Ltd.	134,360	305,309
#	HK inno N Corp.	89,143	2,490,119
*	HL D&I Halla Corp.	169,989	247,111
	HL Holdings Corp.	46,730	1,144,914
	HL Mando Co.Ltd.	290,454	8,191,409
*	HLB Biostep Co.Ltd.	84,267	225,504
#*	HLB Life Science Co.Ltd.	167,186	2,068,240
*	HLB Therapeutics Co.Ltd.	126,221	1,022,874
*	HLB, Inc.	61,866	4,943,095
#	HMM Co.Ltd.	1,020,122	11,646,862
	Home Center Holdings Co.Ltd.	576,598	475,115
*	Homecast Co.Ltd.	122,302	254,895
#	Hotel Shilla Co.Ltd.	112,072	4,800,926
	HS Industries Co.Ltd.	274,715	813,020
#*	Hugel, Inc.	18,348	2,805,180
*	Humax Co.Ltd.	188,683	334,165
	Humedix Co.Ltd.	34,240	831,210
*	Huneed Technologies	7,797	38,795
#	Huons Co.Ltd.	47,113	1,170,442
	Huons Global Co.Ltd.	50,156	773,707
	Husteel Co.Ltd.	333,212	1,110,624
*	Huvis Corp.	129,579	344,287
	Huvitz Co.Ltd.	59,634	559,937
	Hwa Shin Co.Ltd.	162,790	1,272,433
	Hwacheon Machine Tool Co.Ltd.	1,857	41,211
#*	Hwail Pharm Co.Ltd.	211,966	245,451
	Hwangkum Steel & Technology Co.Ltd.	67,513	331,246
#	Hwaseung Enterprise Co.Ltd.	98,329	667,347
	HwaSung Industrial Co.Ltd.	50,409	363,347
	HYBE Co.Ltd.	13,355	1,937,227
	Hy-Lok Corp.	63,254	1,237,708
	Hyosung Advanced Materials Corp., Class C.	16,158	4,263,201
*	Hyosung Chemical Corp.	1,704	74,153
	Hyosung Corp.	54,964	2,386,697
	Hyosung Heavy Industries Corp.	36,271	8,094,018
	Hyosung TNC Corp.	22,622	5,993,859
	HyosungITX Co.Ltd.	9,080	83,316

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Autoever Corp.	15,074	$1,663,639
	Hyundai Bioland Co.Ltd.	57,574	378,199
*	Hyundai BNG Steel Co.Ltd.	81,483	1,273,961
#	Hyundai Corp.	57,954	716,476
	Hyundai Corp.Holdings, Inc.	28,838	227,437
	Hyundai Department Store Co.Ltd.	111,597	4,221,232
#	Hyundai Elevator Co.Ltd.	113,759	3,316,386
	Hyundai Engineering & Construction Co.Ltd.	311,561	7,937,075
	HYUNDAI EVERDIGM Corp.	8,126	38,750
	Hyundai Ezwel Co.Ltd.	79,309	331,402
	Hyundai Futurenet Co.Ltd.	219,812	739,624
	Hyundai GF Holdings.	641,593	2,240,512
	Hyundai Glovis Co.Ltd.	90,697	11,873,159
	Hyundai Green Food.	59,327	521,080
	Hyundai Home Shopping Network Corp.	19,864	782,903
*	Hyundai Livart Furniture Co.Ltd.	92,120	506,263
	Hyundai Marine & Fire Insurance Co.Ltd.	407,458	9,197,976
*	Hyundai Mipo Dockyard Co.Ltd.	46,862	2,523,383
	Hyundai Mobis Co.Ltd.	112,622	18,424,876
	Hyundai Motor Co.	506,028	91,022,236
	Hyundai Motor Securities Co.Ltd.	139,322	894,868
	Hyundai Movex Co.Ltd.	67,760	143,576
	Hyundai Pharmaceutical Co.Ltd.	86,478	236,067
	Hyundai Rotem Co.Ltd.	220,464	5,910,833
#	Hyundai Steel Co.	417,082	9,685,023
	Hyundai Wia Corp.	131,464	5,472,251
	HyVision System, Inc.	90,434	1,379,983
	i3system, Inc.	23,713	725,663
*	iA, Inc.	845,469	231,574
*	ICD Co.Ltd.	75,765	479,652
*	Icure Pharm, Inc.	103,750	141,565
	IDIS Holdings Co.Ltd.	8,252	61,200
*	Il Dong Pharmaceutical Co.Ltd.	9,108	101,786
	Iljin Diamond Co.Ltd.	30,283	342,304
	Iljin Electric Co.Ltd.	145,535	2,302,369
	Iljin Holdings Co.Ltd.	141,629	438,260
*	Iljin Hysolus Co.Ltd.	15,390	258,404
	Iljin Power Co.Ltd.	54,170	493,859
	Ilshin Spinning Co.Ltd.	135,243	878,793
*	Ilshin Stone Co.Ltd.	114,355	87,101
††	ilShinbiobase Co.Ltd.	80,228	77,838
	Ilsung Pharmaceuticals Co.Ltd.	41,742	598,894
	Ilyang Pharmaceutical Co.Ltd.	82,874	828,504
	iMarketKorea, Inc.	142,199	867,562
	InBody Co.Ltd.	65,366	1,402,032
	Incross Co.Ltd.	50,120	335,426
	Industrial Bank of Korea	1,175,053	11,813,428
*	Infinitt Healthcare Co.Ltd.	73,136	272,927
	InfoBank Corp.	4,107	29,176
	Innocean Worldwide, Inc.	164,389	2,696,090
*	Innometry Co.Ltd.	8,065	68,925
	InnoWireless Co.Ltd.	27,032	499,965
#	Innox Advanced Materials Co.Ltd.	112,236	2,593,602
*	Inscobee, Inc.	228,626	201,558
#*	Insun ENT Co.Ltd.	121,913	574,129
*	Insung Information Co.Ltd.	81,442	164,590
	Intellian Technologies, Inc.	26,609	1,217,604
	Intelligent Digital Integrated Security Co.Ltd.	35,541	473,380
*	Interflex Co.Ltd.	73,280	768,856

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Interojo Co.Ltd.	36,557	$658,613
#	INTOPS Co.Ltd.	96,905	1,859,087
#	iNtRON Biotechnology, Inc.	57,427	287,432
	Inzi Controls Co.Ltd.	90,523	496,661
	IS Dongseo Co.Ltd.	128,959	2,492,684
	ISC Co.Ltd.	51,184	2,680,718
	i-SENS, Inc.	63,988	903,172
*	ISU Abxis Co.Ltd.	17,003	83,681
*	ISU Chemical Co.Ltd.	60,634	530,020
*	ISU Specialty Chemical	12,936	3,177,588
	IsuPetasys Co.Ltd.	220,497	6,185,371
*	ITCEN Co.Ltd.	64,156	236,589
*	ITEK, Inc.	97,485	535,667
#*	ITM Semiconductor Co.Ltd.	17,741	250,721
	It’s Hanbul Co.Ltd.	6,126	55,504
*	Jaeyoung Solutec Co.Ltd.	173,969	81,516
*	Jahwa Electronics Co.Ltd.	39,057	711,555
	JASTECH Ltd.	67,607	427,501
#	JB Financial Group Co.Ltd.	901,377	8,648,567
	JC Chemical Co.Ltd.	119,067	537,257
	Jeil Pharmaceutical Co.Ltd.	15,455	185,208
#*	Jeisys Medical, Inc.	276,691	1,918,515
*	Jeju Air Co.Ltd.	177,783	1,434,242
*	Jeju Semiconductor Corp.	151,696	2,409,825
*	Jin Air Co.Ltd.	113,783	1,144,936
	Jinsung T.E.C.	108,384	766,787
	JLS Co.Ltd.	59,182	294,572
*	JNK Heaters Co.Ltd.	112,167	340,471
*	JNTC Co.Ltd.	64,575	943,734
*	JoyCity Corp.	147,193	262,690
	JS Corp.	31,638	430,166
*	JT Corp.	2,402	16,398
#	Jusung Engineering Co.Ltd.	197,748	4,897,751
	JVM Co.Ltd.	33,800	729,349
	JW Holdings Corp.	202,318	441,933
	JW Life Science Corp.	51,735	465,213
	JW Pharmaceutical Corp.	76,310	1,694,943
*	JW Shinyak Corp.	98,800	129,733
	JYP Entertainment Corp.	102,238	4,889,930
#	K Car Co.Ltd.	14,846	142,011
	K Ensol Co.Ltd.	23,711	303,054
	Kakao Corp.	180,498	6,268,491
#*	Kakao Games Corp.	96,260	1,503,321
	KakaoBank Corp.	140,950	2,528,055
*	Kakaopay Corp.	15,900	400,703
*††	Kanglim Co.Ltd.	334,014	45,676
	Kangnam Jevisco Co.Ltd.	25,758	516,896
*	Kangstem Biotech Co.Ltd.	44,372	84,352
	Kangwon Land, Inc.	297,034	3,282,269
	KAON Group Co.Ltd.	113,979	458,526
	KB Financial Group, Inc.	1,155,887	62,691,697
#	KB Financial Group, Inc., ADR	385,376	20,798,743
	KC Co.Ltd.	56,156	887,703
	KC Tech Co.Ltd.	68,360	1,792,313
	KCC Corp.	14,445	2,614,773
	KCC Glass Corp.	81,256	2,353,189
	KCI Ltd.	7,564	39,848
	KCTC	184,567	544,048
	KEC Corp.	977,054	961,561

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Kencoa Aerospace Co.	31,529	$249,792
	KEPCO Engineering & Construction Co., Inc.	12,638	595,844
#	KEPCO Plant Service & Engineering Co.Ltd.	181,048	4,593,853
*	KEYEAST Co.Ltd.	39,205	162,596
	KG Chemical Corp.	372,078	1,528,449
#	KG Dongbusteel.	213,487	1,088,163
	KG Eco Solution Co.Ltd.	212,938	1,382,872
*††	KG Mobility Co.	311,371	1,379,066
#	Kginicis Co.Ltd.	148,668	1,238,001
	KGMobilians Co.Ltd.	139,453	504,147
#	KH Vatec Co.Ltd.	150,739	1,673,345
	Kia Corp.	1,141,175	96,683,274
*	Kib Plug Energy	1,505,682	452,026
*	KidariStudio, Inc.	96,035	320,447
	KINX, Inc.	15,242	1,008,871
	KISCO Corp.	102,472	878,684
	KISCO Holdings Co.Ltd.	50,352	834,403
	KISWIRE Ltd.	67,019	1,243,865
#	KIWOOM Securities Co.Ltd.	87,926	8,349,752
	KL-Net Corp.	101,819	192,148
*	KMW Co.Ltd.	40,811	449,955
*	KNJ Co.Ltd.	26,799	374,238
*	KNW Co.Ltd.	46,038	253,807
*	KoBioLabs, Inc.	14,018	78,071
	Koentec Co.Ltd.	102,808	519,815
	Koh Young Technology, Inc.	168,805	1,968,429
#	Kolmar BNH Co.Ltd.	72,565	830,525
	Kolmar Holdings Co.Ltd.	125,759	765,212
	Kolmar Korea Co.Ltd.	84,600	3,054,175
	Kolon Corp.	44,406	525,485
	Kolon Global Corp.	11,265	68,657
	Kolon Industries, Inc.	147,362	4,241,715
*	Kolon Life Science, Inc.	8,953	144,633
	Kolon Plastic, Inc.	90,769	472,424
	Komelon Corp.	7,669	47,325
#	KoMiCo Ltd.	31,338	2,051,159
	KONA I Co.Ltd.	47,372	600,907
	Kook Soon Dang Brewery Co.Ltd.	58,180	230,069
	Korea Aerospace Industries Ltd.	174,531	6,498,672
	Korea Alcohol Industrial Co.Ltd.	101,676	779,566
	Korea Arlico Pharm Co.Ltd.	12,434	45,447
	Korea Asset In Trust Co.Ltd.	476,448	1,059,935
	Korea Cast Iron Pipe Industries Co.Ltd.	75,926	351,349
*	Korea Cement Co.Ltd.	19,963	24,154
*	Korea Circuit Co.Ltd.	82,399	940,177
*	Korea District Heating Corp.	16,048	466,380
#*	Korea Electric Power Corp., Sponsored ADR	444,762	3,402,429
*	Korea Electric Power Corp.	171,677	2,620,865
	Korea Electric Terminal Co.Ltd.	49,887	2,313,623
	Korea Electronic Certification Authority, Inc.	46,862	134,960
	Korea Electronic Power Industrial Development Co.Ltd.	74,156	408,004
	Korea Export Packaging Industrial Co.Ltd.	92,420	180,767
	Korea Fuel-Tech Corp.	96,178	512,287
*	Korea Gas Corp.	89,854	1,787,644
*	Korea Information & Communications Co.Ltd.	61,452	393,040
	Korea Information Certificate Authority, Inc.	94,023	325,997
	Korea Investment Holdings Co.Ltd.	184,512	8,918,114
*	Korea Line Corp.	1,633,092	2,109,432
#	Korea Movenex Co.Ltd.	194,555	714,309

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Parts & Fasteners Co.Ltd.	23,131	$76,961
	Korea Petrochemical Ind Co.Ltd.	28,152	2,760,181
	Korea Petroleum Industries Co.	55,291	623,240
	Korea Pharma Co.Ltd.	9,056	125,349
	Korea Ratings Corp.	4,565	280,052
	Korea Real Estate Investment & Trust Co.Ltd.	1,221,498	895,214
#	Korea United Pharm, Inc.	78,307	1,390,192
	Korea Zinc Co.Ltd.	16,945	5,644,617
	Korean Air Lines Co.Ltd.	899,924	13,571,002
	Korean Drug Co.Ltd.	11,632	51,983
	Korean Reinsurance Co.	991,492	5,860,373
	Kortek Corp.	64,017	368,226
*	KOSES Co.Ltd.	37,633	403,003
*	KPS Corp.	23,999	111,063
	KPX Chemical Co.Ltd.	14,895	489,134
*	Krafton, Inc.	56,059	9,648,124
	KSIGN Co.Ltd.	33,882	32,551
	KSS LINE Ltd.	155,015	925,978
*	Kt alpha Co.Ltd.	125,469	462,038
*	KT Corp., Sponsored ADR	199,398	2,520,391
	KT Corp.	35,348	883,769
	KT Skylife Co.Ltd.	196,016	789,438
	KT&G Corp.	227,503	14,659,335
	KTCS Corp.	309,650	713,387
	Ktis Corp.	169,751	349,826
	Kukbo Design Co.Ltd.	14,650	157,326
	Kukdo Chemical Co.Ltd.	11,441	307,007
	Kukdong Oil & Chemicals Co.Ltd.	173,164	488,628
#*††	Kuk-il Paper Manufacturing Co.Ltd.	231,940	25,173
*	Kukje Pharma Co.Ltd.	30,774	111,570
	Kukjeon Pharmaceutical Co.Ltd.	32,907	133,843
*	Kum Yang Co.Ltd.	18,581	1,246,748
#*	Kumho HT, Inc.	895,534	390,905
	Kumho Petrochemical Co.Ltd.	102,318	10,176,794
*	Kumho Tire Co., Inc.	716,035	3,625,627
*	KUMHOE&C Co.Ltd.	140,791	431,184
	Kumkang Kind Co.Ltd.	154,251	605,834
	Kwang Dong Pharmaceutical Co.Ltd.	278,535	1,372,354
	Kwang Myung Electric Co.Ltd.	197,580	379,547
*	Kwangmu Co.Ltd.	64,550	154,336
*	KX Hitech Co.Ltd.	208,558	200,887
	KX Innovation Co.Ltd.	119,777	410,794
	Kyeryong Construction Industrial Co.Ltd.	59,912	594,989
	Kyobo Securities Co.Ltd.	150,916	547,342
	Kyochon F&B Co.Ltd.	41,621	241,206
	Kyongbo Pharmaceutical Co.Ltd.	49,856	268,380
	Kyung Dong Navien Co.Ltd.	48,565	2,088,222
	Kyung Nong Corp.	16,624	118,997
	Kyungbang Co.Ltd.	84,291	464,513
	KyungDong City Gas Co.Ltd.	20,551	286,969
	Kyungdong Pharm Co.Ltd.	111,825	514,658
	Kyung-In Synthetic Corp.	230,094	569,230
	L&C Bio Co.Ltd.	36,625	534,374
*	L&F Co.Ltd.	32,051	3,749,325
*	L&K Biomed Co.Ltd.	2,911	18,096
*	LabGenomics Co.Ltd.	342,962	679,889
#*	Lake Materials Co.Ltd.	207,003	3,388,389
*	LaonPeople, Inc.	13,091	60,566
#*	LB Semicon, Inc.	269,897	1,424,387

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LEADCORP, Inc.	107,465	$415,853
	Lee Ku Industrial Co.Ltd.	161,966	769,346
	LEENO Industrial, Inc.	42,725	7,612,532
	LF Corp.	129,120	1,438,841
	LG Chem Ltd.	123,024	35,350,721
	LG Corp.	190,776	10,885,283
#*	LG Display Co.Ltd., ADR	345,392	1,395,384
*	LG Display Co.Ltd.	929,656	7,036,611
	LG Electronics, Inc.	564,673	37,608,385
	LG H&H Co.Ltd.	40,047	12,066,475
	LG HelloVision Co.Ltd.	436,983	1,064,235
	LG Innotek Co.Ltd.	73,316	11,653,777
	LG Uplus Corp.	1,385,832	9,842,869
	LIG Nex1 Co.Ltd.	54,930	6,359,275
*	LigaChem Biosciences, Inc.	11,749	575,048
	Lion Chemtech Co.Ltd.	78,466	171,516
#	Lock&Lock Co.Ltd.	83,408	524,461
#	LOT Vacuum Co.Ltd.	77,667	1,109,115
	Lotte Chemical Corp.	58,104	4,490,123
#	Lotte Chilsung Beverage Co.Ltd.	35,281	3,228,119
#	Lotte Corp.	92,642	1,846,586
*	Lotte Data Communication Co.	50,272	1,099,392
	Lotte Energy Materials Corp.	58,325	1,897,209
#	LOTTE Fine Chemical Co.Ltd.	143,252	4,649,648
	LOTTE Himart Co.Ltd.	64,713	449,606
*	Lotte Non-Life Insurance Co.Ltd.	539,209	1,349,581
	Lotte Rental Co.Ltd.	65,695	1,288,859
	Lotte Shopping Co.Ltd.	44,150	2,213,674
#	Lotte Wellfood Co.Ltd.	20,519	1,985,574
	LS Corp.	83,167	8,217,531
	LS Eco Energy Ltd.	52,587	1,155,234
	LS Electric Co.Ltd.	80,299	10,133,729
	LS Marine Solution Co.Ltd.	60,452	493,903
*	LTC Co.Ltd.	15,933	174,721
*	Lumens Co.Ltd.	58,799	47,449
*	LVMC Holdings.	630,711	1,279,983
	LX Hausys Ltd.	55,637	1,729,901
#	LX Holdings Corp.	341,473	1,719,556
	LX International Corp.	280,471	5,643,488
#	LX Semicon Co.Ltd.	91,199	4,800,968
	M.I.Tech Co.Ltd.	58,649	330,398
*	M2N Co.Ltd.	82,266	158,259
	Macquarie Korea Infrastructure Fund	1,068,011	9,725,586
	Macrogen, Inc.	33,210	485,779
#	Maeil Dairies Co.Ltd.	32,710	960,551
	MAKUS, Inc.	55,635	492,659
*††	Manho Rope & Wire Ltd.	4,413	56,455
*	Maniker Co.Ltd.	5,232	4,305
	Mcnex Co.Ltd.	84,423	1,552,927
*	MDS Tech, Inc.	327,176	376,529
*	ME2ON Co.Ltd.	197,330	375,530
	Mediana Co.Ltd.	87,443	389,452
*	Medipost Co.Ltd.	60,018	307,452
#	Medytox, Inc.	14,680	1,421,938
	Meerecompany, Inc.	23,517	503,961
	MegaStudy Co.Ltd.	52,410	421,205
#	MegaStudyEdu Co.Ltd.	61,702	2,693,244
	Meritz Financial Group, Inc.	540,395	30,898,377
	META BIOMED Co.Ltd.	94,893	286,966

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Mgame Corp.	147,088	$573,446
	Mi Chang Oil Industrial Co.Ltd.	3,141	178,192
*	MiCo Ltd.	171,010	1,304,070
*	Mirae Asset Life Insurance Co.Ltd.	441,146	1,590,598
	Mirae Asset Securities Co.Ltd.	1,171,825	6,386,543
*	Mirae Asset Venture Investment Co.Ltd.	130,223	532,563
*	Mirae Corp.	19,691	31,248
	Miwon Chemicals Co.Ltd.	1,485	77,653
	Miwon Commercial Co.Ltd.	6,414	903,191
	Miwon Holdings Co.Ltd.	1,831	104,454
	Miwon Specialty Chemical Co.Ltd.	9,336	936,099
	MK Electron Co.Ltd.	127,839	1,081,641
#*	MNTech Co.Ltd.	67,349	811,699
*	Mobase Electronics Co.Ltd.	315,753	425,624
*	Mobile Appliance, Inc.	51,255	110,850
#	Modetour Network, Inc.	55,218	667,873
	Monalisa Co.Ltd.	12,400	33,418
	Moonbae Steel Co.Ltd.	104,889	215,211
	Moorim P&P Co.Ltd.	165,964	372,473
	Moorim Paper Co.Ltd.	164,248	253,599
	Motonic Corp.	52,087	309,832
*	Motrex Co.Ltd.	106,903	1,108,836
	mPlus Corp.	30,580	228,410
*	Mr Blue Corp.	41,248	76,446
	MS Autotech Co.Ltd.	244,950	812,336
	Muhak Co.Ltd.	10,674	39,679
	Multicampus Co.Ltd.	19,797	504,369
*	M-venture Investment, Inc.	79,463	52,952
#	Myoung Shin Industrial Co.Ltd.	168,825	1,777,380
*	MyungMoon Pharm Co.Ltd.	80,147	120,684
*	N2tech Co.Ltd.	137,573	65,698
*	Naintech Co.Ltd.	56,194	118,783
	Namhae Chemical Corp.	147,452	762,027
*	Namsun Aluminum Co.Ltd.	674,474	932,683
*	Namu Tech Co.Ltd.	20,956	33,259
*	Namuga Co.Ltd.	54,708	566,419
	Namyang Dairy Products Co.Ltd.	2,255	841,334
*	NanoenTek, Inc.	22,426	53,886
	Nasmedia Co.Ltd.	36,113	491,839
*	Nature & Environment Co.Ltd.	398,991	299,604
	Nature Holdings Co.Ltd.	64,203	655,789
	NAVER Corp.	84,177	11,102,899
	NCSoft Corp.	33,858	4,277,967
#	NeoPharm Co.Ltd.	38,076	713,413
	Neowiz	76,647	1,196,932
*	Neowiz Holdings Corp.	24,725	350,937
*	Nepes Ark Corp.	33,049	677,273
#*	NEPES Corp.	101,431	1,288,240
*	Neptune Co.	77,067	338,863
*Ω	Netmarble Corp.	57,375	2,297,271
	New Power Plasma Co.Ltd.	161,644	662,804
	Nexen Corp.	185,760	573,842
	Nexen Tire Corp.	300,559	2,019,346
#*	Nexon Games Co.Ltd.	81,122	783,774
*	Next Entertainment World Co.Ltd.	83,738	192,953
	NEXTIN, Inc.	39,361	1,852,227
	NH Investment & Securities Co.Ltd., Class C.	638,162	5,736,168
	NHN Corp.	110,624	1,887,811
#	NHN KCP Corp.	141,074	1,182,233

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	NI Steel Co.Ltd.	97,514	$326,395
	NICE Holdings Co.Ltd.	181,584	1,612,334
	Nice Information & Telecommunication, Inc.	49,290	797,233
	NICE Information Service Co.Ltd.	242,838	1,855,223
	NICE Total Cash Management Co.Ltd., Class C	140,801	602,591
*	NK Co.Ltd.	55,883	37,263
	Nong Shim Holdings Co.Ltd.	15,048	724,072
#	Nong Woo Bio Co.Ltd.	19,155	110,890
	NongShim Co.Ltd.	15,936	4,575,853
	Noroo Holdings Co.Ltd.	17,027	147,185
	NOROO Paint & Coatings Co.Ltd.	81,391	554,262
	NOVAREX Co.Ltd.	108,304	809,382
*	NP, Inc.	5,992	11,557
	NPC	92,090	342,884
*	NUVOTEC Co.Ltd.	46,960	18,543
*	Obigo, Inc.	9,468	51,713
	OCI Co.Ltd.	40,082	2,713,159
	OCI Holdings Co.Ltd.	72,114	4,913,288
#*	Omnisystem Co.Ltd.	90,869	65,211
	ONEJOON Co.Ltd.	16,457	188,817
	Openbase, Inc.	40,718	74,507
	OptoElectronics Solutions Co.Ltd.	39,869	362,505
*	OPTRON-TEC, Inc.	68,936	224,810
	OPTUS Pharmaceutical Co.Ltd.	6,011	27,301
*	Orbitech Co.Ltd.	77,941	157,648
	Oriental Precision & Engineering Co.Ltd.	75,006	182,124
	Orion Corp.	117,376	7,855,251
#	Orion Holdings Corp.	211,965	2,253,154
*	OSTEONIC Co.Ltd.	29,909	97,946
*††	Osung Advanced Materials Co.Ltd.	395,926	398,098
#	Ottogi Corp.	11,334	3,407,119
*	P&H Tech Co.Ltd.	10,646	123,237
	Paik Kwang Industrial Co.Ltd.	173,863	986,781
	Pan Ocean Co.Ltd.	1,530,803	4,525,605
	Pang Rim Co.Ltd.	33,734	51,750
	Pan-Pacific Co.Ltd.	176,919	215,297
	Paradise Co.Ltd.	340,911	3,693,275
*	Paratech Co.Ltd.	33,015	51,505
	Park Systems Corp.	24,915	2,649,756
#	Partron Co.Ltd.	416,889	2,410,407
#	Paseco Co.Ltd.	22,046	144,990
#*	Pearl Abyss Corp.	37,989	872,930
*	Pemtron Corp.	49,533	302,637
*	People & Technology, Inc.	110,651	3,173,198
	PHA Co.Ltd.	65,394	530,009
	PharmaResearch Co.Ltd.	36,186	3,314,528
*	PharmGen Science, Inc.	113,928	436,594
*	Pharmicell Co.Ltd.	105,992	449,001
*	PHC Co.Ltd.	5,152	37,277
*	Philenergy Co.Ltd.	2,369	42,586
	Philoptics Co.Ltd.	49,670	1,060,777
#*	PI Advanced Materials Co.Ltd.	70,350	1,061,946
*	Point Engineering Co.Ltd.	78,032	112,487
	Polaris AI Pharma Corp.	27,367	180,634
*	Pond Group Co.Ltd.	49,542	215,073
#	Poongsan Corp.	176,699	8,256,624
	Poongsan Holdings Corp.	45,272	994,967
#	Posco DX Co.Ltd.	161,586	4,695,787
#	POSCO Future M Co.Ltd.	7,995	1,608,414

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO Holdings, Inc., Sponsored ADR	284,212	$20,335,369
	POSCO Holdings, Inc.	100,963	29,146,081
#	Posco International Corp.	178,585	5,890,008
#	Posco M-Tech Co.Ltd.	36,109	528,616
	POSCO Steeleon Co.Ltd.	21,418	712,555
*	Power Logics Co.Ltd.	151,401	868,088
	Protec Co.Ltd.	29,319	811,308
	PSK, Inc.	111,626	2,360,031
	Pulmuone Co.Ltd.	77,476	686,002
	Puloon Technology, Inc.	5,281	29,827
	Pungkuk Ethanol Co.Ltd.	16,938	145,536
*	Q Capital Partners Co.Ltd.	150,412	33,516
	QRT, Inc.	6,521	111,990
	QSI Co.Ltd.	25,128	169,467
*	RaonSecure Co.Ltd.	54,997	93,258
	Raontec, Inc.	6,384	40,720
*	Ray Co.Ltd.	35,859	344,236
	Rayence Co.Ltd.	22,115	137,315
*	Refine Co.Ltd.	57,528	438,055
	Reyon Pharmaceutical Co.Ltd.	43,547	431,313
	RFHIC Corp.	38,263	430,686
*	RFTech Co.Ltd.	159,006	444,146
*	Robostar Co.Ltd.	17,018	384,171
*	Robotis Co.Ltd.	11,928	199,631
	Rorze Systems Corp.	5,173	45,027
	Rsupport Co.Ltd.	68,743	179,407
	S Net Systems, Inc.	40,726	177,033
#	S&S Tech Corp.	76,670	2,304,648
	S-1 Corp.	82,408	3,549,446
	Sajo Industries Co.Ltd.	15,296	405,508
	Sajodaerim Corp.	30,273	832,358
	Sajodongaone Co.Ltd.	410,454	297,229
*	Sam Chun Dang Pharm Co.Ltd.	23,204	1,746,611
	Sam Young Electronics Co.Ltd.	80,306	635,179
	Sam Yung Trading Co.Ltd.	88,339	848,809
	Sambo Corrugated Board Co.Ltd.	32,484	246,006
	Sambo Motors Co.Ltd.	117,135	438,438
*	Sambu Engineering & Construction Co.Ltd.	596,904	682,068
	Samchully Co.Ltd.	10,044	666,983
*	Samchuly Bicycle Co.Ltd.	26,803	100,106
	Samho Development Co.Ltd.	127,209	305,105
	SAMHWA Paints Industrial Co.Ltd.	83,551	473,480
	Samick Musical Instruments Co.Ltd.	237,940	221,111
	Samick THK Co.Ltd.	53,366	529,839
*	Samil Pharmaceutical Co.Ltd.	53,929	360,117
	Samji Electronics Co.Ltd.	88,378	586,413
#	Samjin Pharmaceutical Co.Ltd.	51,410	734,179
*	Samkee Corp.	229,837	314,097
	Sammok S-Form Co.Ltd.	29,195	414,431
#	SAMPYO Cement Co.Ltd.	212,168	450,278
*Ω	Samsung Biologics Co.Ltd.	14,965	8,411,187
	Samsung C&T Corp.	161,934	17,461,888
#	Samsung Card Co.Ltd.	115,331	3,248,599
	Samsung Climate Control Co.Ltd.	5,088	33,402
	Samsung Electro-Mechanics Co.Ltd.	240,915	26,872,491
	Samsung Electronics Co.Ltd.	10,738,571	596,921,058
*	Samsung Engineering Co.Ltd.	731,436	13,867,527
	Samsung Fire & Marine Insurance Co.Ltd.	150,887	33,772,368
*	Samsung Heavy Industries Co.Ltd.	469,344	3,180,015

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Life Insurance Co.Ltd.	155,333	$9,787,975
*	Samsung Pharmaceutical Co.Ltd.	206,501	255,477
	Samsung Publishing Co.Ltd.	19,094	253,821
	Samsung SDI Co.Ltd.	145,294	44,963,976
	Samsung SDS Co.Ltd.	72,515	8,330,473
	Samsung Securities Co.Ltd.	298,464	8,164,748
	SAMT Co.Ltd.	369,229	977,223
	Samwha Capacitor Co.Ltd.	43,114	1,549,814
	Samwha Electric Co.Ltd.	15,682	735,316
	Samyang Corp.	25,218	919,203
	Samyang Foods Co.Ltd.	23,971	5,100,849
	Samyang Holdings Corp.	28,438	1,431,652
	Samyang Packaging Corp.	30,785	381,285
	Samyang Tongsang Co.Ltd.	10,960	396,113
	Samyoung Co.Ltd.	134,031	372,644
	Sang-A Frontec Co.Ltd.	36,558	597,451
*	Sangbo Corp.	231,036	302,569
#*	Sangsangin Co.Ltd.	259,506	616,801
	Sangsin Energy Display Precision Co.Ltd.	55,355	640,722
	Saramin Co.Ltd.	54,440	707,111
	Satrec Initiative Co.Ltd.	14,199	525,275
	SAVEZONE I&C Corp.	32,907	56,710
*	SBI Investment Korea Co.Ltd.	427,920	261,860
*††	SBW	1,218,337	89,033
*	SCM Lifescience Co.Ltd.	5,311	10,545
*	S-Connect Co.Ltd.	319,029	387,503
*	SD Biosensor, Inc.	213,018	1,616,723
*	SDN Co.Ltd.	186,770	232,701
	SeAH Besteel Holdings Corp.	131,340	2,100,298
	SeAH Holdings Corp.	495	39,606
	SeAH Steel Corp.	13,617	1,347,352
#	SeAH Steel Holdings Corp.	19,972	3,336,595
	Sebang Co.Ltd.	83,997	730,206
	Sebang Global Battery Co.Ltd.	48,088	3,533,352
	Sebitchem Co.Ltd.	1,677	56,432
#	Seegene, Inc.	207,491	3,311,470
	Segyung Hitech Co.Ltd.	117,783	814,133
	Sejin Heavy Industries Co.Ltd.	81,847	415,997
	Sejong Industrial Co.Ltd.	131,898	562,501
	Sekonix Co.Ltd.	112,658	612,409
*	Selvas AI, Inc.	73,081	871,198
*	SEMCNS Co.Ltd.	22,148	126,253
	Sempio Co.	3,643	131,503
	Sempio Foods Co.	8,674	178,918
#	Seobu T&D.	248,558	1,362,745
	Seohan Co.Ltd.	698,530	441,051
#	Seohee Construction Co.Ltd.	998,811	1,004,666
*	Seojin System Co.Ltd.	171,227	3,034,969
*	Seoul Auction Co.Ltd.	32,672	209,522
	Seoul City Gas Co.Ltd.	5,020	207,088
*	Seoul Food Industrial Co.Ltd.	626,950	78,381
	Seoul Semiconductor Co.Ltd.	274,228	1,933,077
	Seoulin Bioscience Co.Ltd.	25,286	158,533
	SEOWONINTECH Co.Ltd.	6,973	29,196
	Seoyon Co.Ltd.	120,163	807,272
	Seoyon E-Hwa Co.Ltd.	117,056	1,540,394
*	Setopia Co.Ltd.	26,820	20,958
	Sewoon Medical Co.Ltd.	90,246	178,445
#	SFA Engineering Corp.	109,653	2,034,941

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	SFA Semicon Co.Ltd.	393,708	$1,576,523
	S-Fuelcell Co.Ltd.	5,771	59,076
*	SG Corp.	277,781	82,694
	SGC Energy Co.Ltd.	64,795	1,152,485
*	SH Energy & Chemical Co.Ltd.	208,660	95,925
	Shin Heung Energy & Electronics Co.Ltd.	148,235	1,095,284
*	Shin Poong Pharmaceutical Co.Ltd.	25,237	257,584
	Shindaeyang Paper Co.Ltd.	120,083	493,666
	Shinhan Financial Group Co.Ltd.	1,478,212	49,663,905
#	Shinhan Financial Group Co.Ltd., ADR	281,909	9,514,429
	Shinil Electronics Co.Ltd.	242,312	326,521
	Shinsegae Food Co.Ltd.	11,543	303,576
	Shinsegae Information & Communication Co.Ltd.	55,776	451,093
#	Shinsegae International, Inc.	112,459	1,451,961
	Shinsegae, Inc.	59,787	7,159,567
	Shinsung Delta Tech Co.Ltd.	68,933	4,043,895
*	Shinsung E&G Co.Ltd.	380,904	588,594
	Shinsung Tongsang Co.Ltd.	305,739	402,238
*	Shinwha Intertek Corp.	120,200	178,574
	Shinwon Corp.	365,301	342,148
#*	Shinyoung Securities Co.Ltd.	27,617	1,351,473
*	Showbox Corp.	153,473	397,691
*	Signetics Corp.	317,153	409,217
	SIGONG TECH Co.Ltd.	54,078	168,452
	Silla Co.Ltd.	30,528	193,231
#	Simmtech Co.Ltd.	127,567	2,782,811
	Simmtech Holdings Co.Ltd.	35,948	65,391
	SIMPAC, Inc.	93,202	282,256
	Sindoh Co.Ltd.	29,340	782,376
	Sinil Pharm Co.Ltd.	41,057	210,319
	SJ Group Co.Ltd.	11,957	61,104
*	SK Biopharmaceuticals Co.Ltd.	16,105	1,013,164
*	SK Bioscience Co.Ltd.	10,387	437,480
	SK Chemicals Co.Ltd.	41,031	1,783,197
	SK D&D Co.Ltd.	66,561	584,414
	SK Discovery Co.Ltd.	84,891	2,784,339
*	SK Eternix Co.Ltd.	99,621	1,440,861
	SK Gas Ltd.	19,820	2,362,578
	SK Hynix, Inc.	219,532	27,091,477
#*Ω	SK IE Technology Co.Ltd.	11,298	478,187
*	SK Innovation Co.Ltd.	224,678	17,824,018
	SK Networks Co.Ltd.	1,109,121	4,026,134
*	SK oceanplant Co.Ltd.	171,548	1,618,379
	SK Securities Co.Ltd.	2,521,695	1,093,734
	SK Telecom Co.Ltd.	259,970	9,614,164
	SK Telecom Co.Ltd., Sponsored ADR	483	9,865
	SK, Inc.	141,442	16,854,549
*	SKC Co.Ltd.	28,730	2,270,747
#	SL Corp.	134,564	3,244,625
*	SM Culture & Contents Co.Ltd.	129,797	158,191
	SM Entertainment Co.Ltd.	42,249	2,405,716
*	SM Life Design Group Co.Ltd.	98,749	116,063
*	SMCore, Inc.	37,097	150,629
*	SMEC Co.Ltd.	168,505	498,089
	SNT Dynamics Co.Ltd.	101,977	1,162,846
	SNT Holdings Co.Ltd.	50,310	819,865
	SNT Motiv Co.Ltd.	71,393	2,382,689
*	SNU Precision Co.Ltd.	44,718	82,131
*	SOCAR, Inc.	20,800	310,499

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	S-Oil Corp.	192,963	$10,074,512
*	Solborn, Inc.	55,774	185,916
	Solid, Inc.	316,605	1,318,552
*	SOLUM Co.Ltd.	234,886	4,425,149
	Solus Advanced Materials Co.Ltd.	95,244	1,218,275
	Songwon Industrial Co.Ltd.	138,136	1,431,699
*	Sonid, Inc.	67,620	106,778
	Soop Co.Ltd.	47,915	3,878,317
	Soosan Heavy Industries Co.Ltd.	225,926	325,066
	Soosan Industries Co.Ltd.	27,891	457,798
#	Soulbrain Co.Ltd.	19,001	4,102,081
#	Soulbrain Holdings Co.Ltd.	42,142	1,734,691
#	SPC Samlip Co.Ltd.	15,648	659,668
	SPG Co.Ltd.	37,719	759,315
	Spigen Korea Co.Ltd.	24,455	536,913
	ST Pharm Co.Ltd.	44,104	2,971,312
	STIC Investments, Inc.	182,158	1,139,826
	Straffic Co.Ltd.	103,619	302,833
#*	Studio Dragon Corp.	70,591	2,165,247
*	STX Heavy Industries Co.Ltd.	59,796	693,892
*	Sugentech, Inc.	72,114	284,394
	Suheung Co.Ltd.	45,289	720,379
*	Sukgyung AT Co.Ltd.	6,480	277,565
	Sun Kwang Co.Ltd.	24,932	322,833
	Sung Kwang Bend Co.Ltd.	146,308	1,206,154
*	Sungchang Enterprise Holdings Ltd.	333,157	479,464
*	Sungeel Hitech Co.Ltd.	10,028	576,656
	Sungshin Cement Co.Ltd.	147,254	940,744
	Sungwoo Hitech Co.Ltd.	467,801	3,164,606
	Sunjin Co.Ltd.	128,364	673,906
	Sunny Electronics Corp.	176,001	254,561
*	Suprema, Inc.	28,047	487,773
	SurplusGLOBAL, Inc.	28,505	73,495
	SV Investment Corp.	140,411	202,879
*	SY Co.Ltd.	262,939	891,520
*	Synergy Innovation Co.Ltd.	143,470	286,037
*	Synopex, Inc.	385,168	2,415,556
	Systems Technology, Inc.	54,558	1,392,772
*	T Scientific Co.Ltd.	256,463	221,808
	T&L Co.Ltd.	25,102	1,088,153
	Tae Kyung Industrial Co.Ltd.	114,284	497,422
	Taekwang Industrial Co.Ltd.	2,224	1,073,538
	Taekyung BK Co.Ltd.	149,475	594,689
*††	Taewoong Co.Ltd.	75,513	1,213,531
	Taeyang Metal Industrial Co.Ltd.	151,016	218,758
*	Taihan Electric Wire Co.Ltd.	260,614	2,578,953
*	Taihan Fiberoptics Co.Ltd.	142,214	123,850
	Tailim Packaging Co.Ltd.	82,810	168,598
	TCC Steel	50,009	1,888,648
	TechWing, Inc.	153,792	3,781,843
*	Tego Science, Inc.	10,158	157,517
*	Telcon RF Pharmaceutical, Inc.	294,590	164,558
	Telechips, Inc.	41,152	759,948
	TEMC CNS Co.Ltd.	48,548	427,223
#	TES Co.Ltd.	80,972	1,399,312
*	Theragen Etex Co.Ltd.	168,576	483,322
*	Thinkware Systems Corp.	24,825	277,004
	TK Corp.	141,789	1,269,583
	TKG Huchems Co.Ltd.	155,078	2,212,693

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TLB Co.Ltd.	34,524	$711,671
	Tokai Carbon Korea Co.Ltd.	32,461	2,845,575
	Tongyang Life Insurance Co.Ltd.	320,173	1,228,043
	Tongyang, Inc.	994,398	662,792
*	Tonymoly Co.Ltd.	20,513	127,009
*	Top Engineering Co.Ltd.	82,912	403,973
	Toptec Co.Ltd.	136,107	804,291
	Tovis Co.Ltd.	89,537	1,226,264
	Tplex Co.Ltd.	36,321	77,493
	TS Corp.	300,710	689,907
*	TS Nexgen Co.Ltd.	99,897	63,339
#*	TSE Co.Ltd.	16,818	992,135
*	TSI Co.Ltd.	25,083	133,873
*	Tuksu Construction Co.Ltd.	77,594	401,193
*	TY Holdings Co.Ltd.	182,419	513,990
#	TYM Corp.	290,241	1,014,872
	UBCare Co.Ltd.	54,350	189,909
	Ubiquoss Holdings, Inc.	28,512	255,064
	Ubiquoss, Inc.	53,746	662,676
	Ubivelox, Inc.	72,752	534,166
	Uju Electronics Co.Ltd.	43,321	627,008
*	Uni-Chem Co.Ltd.	232,036	304,542
	Unick Corp.	44,981	147,965
	Unid Co.Ltd.	28,009	1,938,938
*	Union Materials Corp.	45,581	91,423
#	Union Semiconductor Equipment & Materials Co.Ltd.	164,289	1,292,114
	Uniquest Corp.	83,825	418,834
*	Unison Co.Ltd.	335,473	231,071
	UniTest, Inc.	81,639	844,072
	Unitrontech Co.Ltd.	118,730	486,769
	V One Tech Co.Ltd.	21,717	133,889
	Value Added Technology Co.Ltd.	60,258	1,278,925
*	Very Good Tour Co.Ltd.	20,073	104,395
*	Viatron Technologies, Inc.	66,428	423,081
*	VICTEK Co.Ltd.	75,937	252,150
*††	Vidente Co.Ltd.	125,954	56,775
	Vieworks Co.Ltd.	38,863	770,549
*	Vina Tech Co.Ltd.	9,244	314,534
	Vitzro Tech Co.Ltd.	108,135	668,201
	Vitzrocell Co.Ltd.	81,762	1,022,627
*	VM, Inc.	64,902	754,520
*	VT Co.Ltd.	118,299	1,889,361
	Webcash Corp.	57,539	379,123
	Webzen, Inc.	93,147	1,094,962
*	Welcron Co.Ltd.	31,466	62,059
*	Wellbiotec Co.Ltd.	230,618	90,939
*	Wemade Co.Ltd.	8,608	291,769
*	Wemade Max Co.Ltd.	30,803	238,891
*	Wemade Play Co.Ltd.	13,412	97,544
	Whanin Pharmaceutical Co.Ltd.	74,911	765,145
	Winix, Inc.	45,515	295,477
*	Winpac, Inc.	12,085	10,503
	Wins Co.Ltd.	64,096	580,595
*	Wireless Power Amplifier Module, Inc.	7,965	17,540
	WiSoL Co.Ltd.	172,372	1,106,941
*	WIZIT Co.Ltd.	407,814	225,671
	Won Tech Co.Ltd.	182,048	1,348,052
*	WONIK CUBE Corp.	29,479	37,217
*	Wonik Holdings Co.Ltd.	286,549	733,526

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WONIK IPS Co.Ltd.	125,731	$3,348,539
#	Wonik Materials Co.Ltd.	56,729	1,469,433
*	WONIK PNE Co.Ltd.	6,881	26,118
	Wonik QnC Corp.	87,902	2,000,099
#	Woojin, Inc.	96,420	580,873
*	Woongjin Co.Ltd.	197,249	160,384
#*	Woongjin Thinkbig Co.Ltd.	367,540	570,085
*	Wooree Bio Co.Ltd.	337,707	621,055
	Woori Financial Group, Inc.	2,702,534	27,694,842
#*	Woori Technology Investment Co.Ltd.	56,732	342,139
*	Woori Technology, Inc.	548,704	581,250
*††	Wooriro Co.Ltd.	55,349	57,555
	Woorison F&G Co.Ltd.	200,437	213,061
	Woory Industrial Co.Ltd.	18,978	203,296
	Wooshin Systems Co.Ltd.	49,915	296,899
*	Woosu AMS Co.Ltd.	146,440	308,311
	Worldex Industry & Trading Co.Ltd., Class C.	57,285	979,570
#*	Wysiwyg Studios Co.Ltd.	176,396	271,049
	Y G-1 Co.Ltd.	137,349	573,799
*	Y2 Solution Co.Ltd.	78,403	244,728
*	YAS Co.Ltd.	4,638	40,795
*	YC Corp.	169,474	1,674,024
#	Y-entec Co.Ltd.	80,154	417,065
	Yesco Holdings Co.Ltd.	5,228	150,468
	YG Entertainment, Inc.	73,521	2,238,501
*	YG PLUS.	171,436	496,151
	YMC Co.Ltd.	44,687	161,925
*	YMT Co.Ltd.	22,496	208,228
	Yoosung Enterprise Co.Ltd.	110,418	213,684
*	Youil Energy Tech Co.Ltd.	3,670	12,419
#	Youlchon Chemical Co.Ltd.	24,264	584,680
#	Young Poong Corp.	2,530	743,261
	Young Poong Precision Corp.	63,997	551,940
	Youngone Corp.	161,771	4,476,676
	Youngone Holdings Co.Ltd.	52,286	3,212,731
*	YTN Co.Ltd.	12,525	34,338
	Yuanta Securities Korea Co.Ltd.	710,491	1,422,858
	Yuhan Corp.	52,771	2,745,011
	YuHwa Securities Co.Ltd.	32,205	52,384
*	Yungjin Pharmaceutical Co.Ltd.	219,028	334,123
	Zeus Co.Ltd.	121,593	1,458,979
#	Zinus, Inc.	84,057	764,555

TOTAL SOUTH KOREA.			3,102,678,873

TAIWAN — (18.5%)
	104 Corp.	23,000	162,650
	91APP, Inc.	254,000	687,246
#	Aaeon Technology, Inc.	34,000	160,364
#	ABC Taiwan Electronics Corp.	551,402	337,838
	Abico Avy Co.Ltd.	823,396	688,360
#	Ability Enterprise Co.Ltd.	1,769,974	2,198,817
	Ability Opto-Electronics Technology Co.Ltd.	300,471	1,884,044
#	Abnova Corp.	144,000	137,818
#	AcBel Polytech, Inc.	4,334,033	5,268,631
#	Accton Technology Corp.	1,395,369	19,548,272
	Acer Cyber Security, Inc.	5,000	26,006
#	Acer E-Enabling Service Business, Inc.	63,000	502,315
#	Acer, Inc.	9,499,595	13,070,998
#	ACES Electronic Co.Ltd.	878,044	1,091,689

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Acon Holding, Inc.	1,679,955	$538,199
#	Acter Group Corp.Ltd.	772,122	4,932,889
#	Action Electronics Co.Ltd.	1,305,000	794,014
#	Actron Technology Corp.	310,018	1,765,378
#	ADATA Technology Co.Ltd.	1,522,439	4,629,394
	Addcn Technology Co.Ltd.	177,176	1,091,186
*	Adimmune Corp.	651,000	544,567
#	Adlink Technology, Inc.	274,000	544,419
	Advanced Analog Technology, Inc.	48,000	112,718
	Advanced Ceramic X Corp.	262,000	1,761,682
#	Advanced Energy Solution Holding Co.Ltd.	168,000	3,227,418
#	Advanced International Multitech Co.Ltd.	1,102,000	2,539,731
#*	Advanced Optoelectronic Technology, Inc.	728,000	600,649
#	Advanced Power Electronics Corp.	461,000	1,153,561
	Advancetek Enterprise Co.Ltd.	1,820,662	3,237,711
#	Advantech Co.Ltd.	758,940	8,827,548
#	AEON Motor Co.Ltd.	335,000	324,089
#	Aerospace Industrial Development Corp.	2,910,000	5,100,122
#	AGV Products Corp.	3,163,603	1,172,149
#	Air Asia Co.Ltd.	84,000	110,172
	Airmate Cayman International Co.Ltd.	21,490	10,580
	Airtac International Group.	210,335	7,447,085
#	Alchip Technologies Ltd.	139,000	13,109,783
#	Alexander Marine Co.Ltd.	102,000	1,218,761
#*	ALI Corp.	1,316,256	925,283
#	Allied Circuit Co.Ltd.	183,000	791,359
#	Allied Supreme Corp.	297,000	3,866,432
#	Allis Electric Co.Ltd.	1,008,170	4,496,040
#	Alltek Technology Corp.	1,298,506	1,377,779
#	Alltop Technology Co.Ltd.	281,531	1,901,798
#	Alpha Networks, Inc.	1,563,873	1,554,437
#	Altek Corp.	1,868,159	2,222,137
#	Amazing Microelectronic Corp.	524,849	1,615,928
#	Ambassador Hotel	1,757,000	3,725,448
#	AMICCOM Electronics Corp.	117,000	116,596
#	AMPACS Corp.	259,000	477,236
#	Ampak Technology, Inc.	178,000	669,537
#	Ampire Co.Ltd.	691,000	847,585
	Ample Electronic Technology Co.Ltd.	25,000	88,543
#	AMPOC Far-East Co.Ltd.	609,567	1,845,395
	AmTRAN Technology Co.Ltd.	5,023,884	2,348,800
	Analog Integrations Corp.	9,000	41,810
#	Anderson Industrial Corp.	208,247	77,491
#	Anji Technology Co.Ltd.	505,933	580,646
#	Anpec Electronics Corp.	465,702	2,870,477
	AP Memory Technology Corp.	24,000	277,320
#	Apac Opto Electronics, Inc.	277,000	849,680
	Apacer Technology, Inc.	712,005	1,467,608
	APAQ Technology Co.Ltd.	30,000	113,803
#	APCB, Inc.	971,000	608,653
#	Apex Biotechnology Corp.	564,625	582,607
#	Apex Dynamics, Inc.	40,000	318,273
#	Apex International Co.Ltd.	967,916	1,229,196
#	Apex Science & Engineering.	746,507	312,610
#	Apogee Optocom Co.Ltd.	49,000	99,044
#	ARBOR Technology Corp.	136,000	177,441
#	Arcadyan Technology Corp.	1,088,759	5,739,949
#	Ardentec Corp.	4,343,993	9,701,850
#	Ares International Corp.	103,000	178,550

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Argosy Research, Inc.	414,391	$2,032,030
	ASE Technology Holding Co.Ltd.	11,331,387	50,975,337
	Asia Cement Corp.	8,179,655	10,970,610
#	Asia Electronic Material Co.Ltd.	573,000	377,491
	Asia Optical Co., Inc.	1,373,000	2,689,297
*	Asia Plastic Recycling Holding Ltd.	1,370,533	319,994
#	Asia Polymer Corp.	2,936,858	1,746,306
#	Asia Tech Image, Inc.	408,000	901,305
	Asia Vital Components Co.Ltd.	857,183	16,908,557
#	ASIX Electronics Corp.	199,000	714,087
#	ASMedia Technology, Inc.	25,048	1,481,090
#	ASolid Technology Co.Ltd.	210,000	507,608
#	ASPEED Technology, Inc.	116,098	10,870,835
#	ASROCK, Inc.	389,000	2,675,411
#	Asustek Computer, Inc.	1,670,861	21,909,569
#	ATE Energy International Co.Ltd.	481,000	465,614
#	Aten International Co.Ltd.	583,715	1,443,890
#	Auden Techno Corp.	138,000	540,800
	Audix Corp.	582,375	1,278,866
#	AUO Corp.	23,835,198	13,327,674
#	AURAS Technology Co.Ltd.	219,303	5,301,817
	Aurona Industries, Inc.	433,000	305,280
	Aurora Corp.	341,258	765,733
#	Avalue Technology, Inc.	368,000	1,379,048
#	AVer Information, Inc.	143,000	211,376
#	Avermedia Technologies.	554,000	622,366
	Awea Mechantronic Co.Ltd.	161,062	160,407
#	Axiomtek Co.Ltd.	476,659	1,252,530
#*	Azurewave Technologies, Inc.	523,000	703,588
#	Bafang Yunji International Co.Ltd., Class C	272,000	1,419,729
#*	Bank of Kaohsiung Co.Ltd.	5,328,389	1,896,241
	Baolong International Co.Ltd.	140,000	68,269
#	Basso Industry Corp.	886,284	1,132,010
#	BenQ Materials Corp.	1,316,000	1,392,936
#	BES Engineering Corp.	9,349,050	5,064,358
#	Billion Electric Co.Ltd.	404,000	559,622
#	Bin Chuan Enterprise Co.Ltd.	783,257	574,539
#*	B’in Live Co.Ltd.	34,000	102,022
	Bionet Corp.	154,000	302,948
	Bionime Corp.	193,000	404,232
#*	Biostar Microtech International Corp.	851,712	529,323
	Bioteque Corp.	406,680	1,515,109
#	Bizlink Holding, Inc.	1,011,782	7,127,877
#	Bon Fame Co.Ltd.	163,000	505,006
#*	Bonny Worldwide Ltd.	19,000	107,654
#	Bora Pharmaceuticals Co.Ltd.	174,934	4,100,129
#	Brave C&H Supply Co.Ltd.	157,000	803,450
#	Bright Led Electronics Corp.	567,180	347,714
#	Brightek Optoelectronic Co.Ltd.	207,000	280,080
	Brighten Optix Corp.	47,000	260,166
#	Brighton-Best International Taiwan, Inc.	2,922,749	3,123,440
#	Brillian Network & Automation Integrated System Co.Ltd.	41,000	170,713
	Brogent Technologies, Inc.	22,000	84,910
#	Browave Corp.	428,000	1,388,224
#	C Sun Manufacturing Ltd.	827,258	3,374,127
#*	Calin Technology Co.Ltd.	330,000	431,469
#	Calitech Co.Ltd.	51,000	100,170
	Cameo Communications, Inc.	1,466,435	430,916
#	Capital Futures Corp.	653,808	1,116,234

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Capital Securities Corp.	10,875,614	$8,285,790
#	Career Technology MFG.Co.Ltd.	3,500,071	2,129,748
#	Carnival Industrial Corp.	574,530	200,649
#	Castles Technology Co.Ltd.	458,991	1,793,975
#	Caswell, Inc.	294,000	1,027,131
	Catcher Technology Co.Ltd.	2,242,872	14,981,658
#	Cathay Chemical Works	106,000	156,498
#	Cathay Financial Holding Co.Ltd.	15,162,826	23,447,101
#	Cathay Real Estate Development Co.Ltd.	4,399,600	5,167,984
	Cayman Engley Industrial Co.Ltd.	316,801	561,636
#	CCP Contact Probes Co.Ltd.	382,671	535,423
#	Celxpert Energy Corp.	599,690	457,612
#	Center Laboratories, Inc.	3,381,496	4,506,047
*	Central Reinsurance Co.Ltd.	1,644,575	1,366,097
#	Century Iron & Steel Industrial Co.Ltd.	670,000	4,574,663
#	Chailease Holding Co.Ltd.	3,979,676	20,989,849
#	Chain Chon Industrial Co.Ltd.	1,339,483	554,003
#*	ChainQui Construction Development Co.Ltd.	753,946	587,465
#	Chaintech Technology Corp.	245,000	280,948
#*	Champion Building Materials Co.Ltd.	1,772,451	606,182
#	Champion Microelectronic Corp.	65,000	122,174
	Chang Hwa Commercial Bank Ltd.	15,206,963	8,503,287
	Chang Wah Electromaterials, Inc.	2,458,190	3,369,268
	Chang Wah Technology Co.Ltd.	2,323,450	2,885,964
#	Channel Well Technology Co.Ltd.	1,329,000	3,064,643
#	Chant Sincere Co.Ltd.	122,000	267,202
#	Charoen Pokphand Enterprise	1,376,582	4,480,836
#	Chateau International Development Co.Ltd.	11,000	21,390
#	CHC Healthcare Group.	790,000	1,346,482
#	CHC Resources Corp.	481,048	962,400
#	Chen Full International Co.Ltd.	574,000	709,655
#	Chenbro Micom Co.Ltd.	229,000	1,992,489
#	Cheng Fwa Industrial Co.Ltd.	381,000	367,382
	Cheng Loong Corp.	6,723,160	6,020,806
#	Cheng Mei Materials Technology Corp.	3,635,574	1,485,694
	Cheng Shin Rubber Industry Co.Ltd.	8,174,508	11,801,778
	Cheng Uei Precision Industry Co.Ltd.	3,027,630	4,310,588
#	Chenming Electronic Technology Corp.	580,708	1,294,524
	Chi Hua Fitness Co.Ltd.	42,384	57,629
#	Chia Chang Co.Ltd.	855,000	1,198,783
#	Chia Hsin Cement Corp.	3,137,921	1,772,484
	Chialin Precision Industrial Co.Ltd.	4,000	12,949
	Chian Hsing Forging Industrial Co.Ltd.	288,200	260,753
#	Chicony Electronics Co.Ltd.	2,686,689	16,632,240
	Chicony Power Technology Co.Ltd.	1,134,696	6,028,971
	Chief Telecom, Inc.	116,900	1,300,314
#	Chieftek Precision Co.Ltd.	400,212	834,805
#	Chien Kuo Construction Co.Ltd.	1,153,364	868,882
	Chien Shing Harbour Service Co.Ltd.	198,000	288,732
#	Chime Ball Technology Co.Ltd.	162,282	174,542
#	China Airlines Ltd.	17,409,057	11,148,739
	China Bills Finance Corp.	3,892,000	1,821,808
#	China Chemical & Pharmaceutical Co.Ltd.	1,658,000	1,116,143
	China Container Terminal Corp.	373,000	259,812
*	China Development Financial Holding Corp.	41,285,092	17,258,973
	China Ecotek Corp.	171,000	403,337
#	China Electric Manufacturing Corp.	1,740,658	914,012
	China Fineblanking Technology Co.Ltd.	305,092	299,550
#	China General Plastics Corp.	3,028,607	1,697,773

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	China Glaze Co.Ltd.	774,022	$606,466
#*	China Man-Made Fiber Corp.	8,540,227	2,005,332
	China Metal Products	2,216,405	3,222,983
	China Motor Corp.	1,365,286	5,980,299
#*	China Petrochemical Development Corp.	25,757,099	8,882,996
	China Steel Chemical Corp.	1,056,998	3,657,939
	China Steel Corp.	28,743,440	21,897,375
#	China Steel Structure Co.Ltd.	530,000	1,004,738
#	China Wire & Cable Co.Ltd.	671,680	909,880
#	Chinese Maritime Transport Ltd.	573,964	804,508
#	Ching Feng Home Fashions Co.Ltd.	847,200	650,773
#	Chin-Poon Industrial Co.Ltd.	2,600,617	3,277,708
#	Chipbond Technology Corp.	4,833,000	11,245,635
	ChipMOS Technologies, Inc.	4,024,155	5,634,092
	ChipMOS Technologies, Inc., ADR	62,027	1,729,945
#	Chlitina Holding Ltd.	351,000	2,022,542
#	Chong Hong Construction Co.Ltd.	1,114,739	4,381,187
#	Chroma ATE, Inc.	964,705	7,835,055
	Chun YU Works & Co.Ltd.	1,438,500	1,065,432
	Chun Yuan Steel Industry Co.Ltd.	3,122,177	2,155,325
#	Chung Hung Steel Corp.	5,644,926	4,013,393
	Chung Hwa Food Industrial Co.Ltd.	90,115	265,688
#	Chung Hwa Pulp Corp.	2,739,308	1,938,323
	Chung Lien Co.Ltd.	24,000	29,460
	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	11,987,760
#	Chunghwa Chemical Synthesis & Biotech Co.Ltd.	385,000	543,918
#	Chunghwa Precision Test Tech Co.Ltd.	132,000	1,905,931
	Chunghwa Telecom Co.Ltd., Sponsored ADR	65,709	2,477,886
	Chunghwa Telecom Co.Ltd.	5,266,000	20,015,197
#	Chyang Sheng Dyeing & Finishing Co.Ltd.	1,336,000	745,860
	CKM Applied Materials Corp.	36,000	42,449
#	Cleanaway Co.Ltd.	522,000	3,097,898
#	Clevo Co.	3,072,482	3,972,596
*	CMC Magnetics Corp.	7,080,967	2,920,658
	C-Media Electronics, Inc.	11,000	17,599
#	CoAsia Electronics Corp.	524,793	470,664
#	Collins Co.Ltd.	789,060	491,067
#	Compal Electronics, Inc.	15,974,560	17,424,391
#	Compeq Manufacturing Co.Ltd.	5,564,000	13,108,025
#	Compucase Enterprise	466,000	1,083,028
	Concord International Securities Co.Ltd.	178,203	124,836
#*	Concord Securities Co.Ltd.	3,679,671	1,810,530
#	Continental Holdings Corp.	2,637,250	3,075,645
#	Contrel Technology Co.Ltd.	1,064,000	1,187,026
#	Coremax Corp.	449,486	894,822
	Coretronic Corp.	2,240,600	7,052,722
#	Co-Tech Development Corp.	1,645,800	3,277,412
	Cowealth Medical Holding Co.Ltd.	197,369	142,237
#	Coxon Precise Industrial Co.Ltd.	311,000	161,486
	Creative Sensor, Inc.	14,000	12,467
	Crowell Development Corp.	473,000	725,618
*	CSBC Corp.Taiwan	1,333,371	742,260
	CTBC Financial Holding Co.Ltd.	57,892,931	60,423,920
	CTCI Advanced Systems, Inc.	20,000	120,432
	CTCI Corp.	3,997,896	6,338,080
	CTI Traffic Industries Co.Ltd.	57,000	300,971
#	Cub Elecparts, Inc.	183,000	626,413
#	CviLux Corp.	659,378	877,101
	CX Technology Co.Ltd.	222,875	201,063

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Cyberlink Corp.	205,504	$559,194
#	CyberPower Systems, Inc.	345,450	2,757,297
#*	CyberTAN Technology, Inc.	2,354,873	1,551,586
#	Cypress Technology Co.Ltd.	284,589	236,425
	Cystech Electronics Corp.	95,801	210,068
	DA CIN Construction Co.Ltd.	1,642,247	2,910,541
	Dadi Early-Childhood Education Group Ltd.	146,502	139,206
	Dafeng TV Ltd.	396,061	659,049
#	Dah San Electric Wire & Cable Co.Ltd.	285,000	506,986
#	Da-Li Development Co.Ltd.	2,282,969	4,429,440
#	Darfon Electronics Corp.	1,707,700	3,302,239
#	Darwin Precisions Corp.	2,803,304	1,452,303
#	Daxin Materials Corp.	441,500	2,061,195
#	De Licacy Industrial Co.Ltd.	1,808,997	743,944
	Delpha Construction Co.Ltd.	336,000	528,601
#	Delta Electronics, Inc.	2,084,028	20,409,494
#	Depo Auto Parts Ind Co.Ltd.	874,634	5,276,624
	DFI, Inc.	47,000	96,229
#	Dimerco Data System Corp.	215,686	851,933
	Dimerco Express Corp.	1,199,158	3,444,754
#	D-Link Corp.	3,535,537	1,933,923
#	Donpon Precision, Inc.	316,000	252,512
#	Dr Wu Skincare Co.Ltd.	153,000	816,127
#	Draytek Corp.	307,000	334,847
#	Drewloong Precision, Inc.	166,965	795,353
	Dyaco International, Inc.	584,564	551,013
#	Dynamic Holding Co.Ltd.	1,787,693	3,721,329
#	Dynamic Medical Technologies, Inc.	60,600	216,228
#	Dynapack International Technology Corp.	1,030,000	3,068,770
	E Ink Holdings, Inc.	1,267,000	8,100,206
	E.Sun Financial Holding Co.Ltd.	27,143,161	22,808,453
#	Eastech Holding Ltd.	210,000	720,745
*	Eastern Media International Corp.	1,780,909	1,077,701
	Eclat Textile Co.Ltd.	539,518	8,488,849
	ECOVE Environment Corp.	207,000	1,955,452
#	Edimax Technology Co.Ltd.	1,230,423	549,600
#	Edison Opto Corp.	742,345	545,548
#	Edom Technology Co.Ltd.	1,364,141	976,680
#	eGalax_eMPIA Technology, Inc.	360,267	554,937
#	Egis Technology, Inc.	116,000	873,083
	Elan Microelectronics Corp.	1,571,026	7,907,342
#	E-Lead Electronic Co.Ltd.	266,746	453,182
#	E-LIFE MALL Corp.	520,000	1,348,069
#	Elite Advanced Laser Corp.	983,320	1,900,085
#	Elite Material Co.Ltd.	870,839	10,842,694
#	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	3,413,560
#	Elitegroup Computer Systems Co.Ltd.	2,217,028	2,080,185
	eMemory Technology, Inc.	216,000	14,517,907
#	Emerging Display Technologies Corp.	865,000	834,647
	Ennoconn Corp.	693,298	6,933,106
#*	Ennostar, Inc.	4,740,431	6,218,911
	EnTie Commercial Bank Co.Ltd.	2,316,166	1,003,061
#*	Epileds Technologies, Inc.	484,000	291,175
#	Episil Technologies, Inc.	576,000	1,232,408
#	Episil-Precision, Inc.	710,015	1,349,787
#	Eris Technology Corp.	132,210	1,234,577
#	Eson Precision Ind Co.Ltd.	746,000	1,275,420
	Eternal Materials Co.Ltd.	6,340,099	6,150,219
#	Eurocharm Holdings Co.Ltd.	193,000	1,147,336

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eva Airways Corp.	15,293,695	$16,627,870
#	Ever Supreme Bio Technology Co.Ltd.	40,686	261,379
*	Everest Textile Co.Ltd.	3,592,829	870,832
#	Evergreen Aviation Technologies Corp.	561,000	1,888,422
	Evergreen International Storage & Transport Corp.	3,514,000	3,626,769
#	Evergreen Marine Corp.Taiwan Ltd.	4,091,568	23,774,275
#	Evergreen Steel Corp.	1,127,000	5,126,309
	Everlight Chemical Industrial Corp.	2,990,756	1,858,124
	Everlight Electronics Co.Ltd.	3,453,570	6,670,788
#*	Everspring Industry Co.Ltd.	618,300	249,601
*	Evertop Wire Cable Corp.	709,000	570,194
#	Excel Cell Electronic Co.Ltd.	135,000	96,820
#	Excellence Opto, Inc.	141,000	137,685
#	Excelliance Mos Corp.	157,000	493,640
#	Excelsior Medical Co.Ltd.	980,376	2,739,682
#	EZconn Corp.	376,429	1,666,179
	Far Eastern Department Stores Ltd.	8,101,000	8,430,217
	Far Eastern International Bank	21,678,843	10,198,372
	Far Eastern New Century Corp.	12,188,705	12,158,745
	Far EasTone Telecommunications Co.Ltd.	6,582,391	16,327,046
#	Faraday Technology Corp.	694,837	6,180,151
	Farcent Enterprise Co.Ltd.	43,000	74,347
#	Farglory F T Z Investment Holding Co.Ltd.	872,053	1,551,216
#	Farglory Land Development Co.Ltd.	2,038,105	4,585,095
#	FDC International Hotels Corp.	79,000	181,112
	Feature Integration Technology, Inc.	13,000	29,322
*	Federal Corp.	2,382,938	1,439,972
#	Feedback Technology Corp.	223,200	830,132
	Feng Hsin Steel Co.Ltd.	2,993,131	6,462,578
#	Feng TAY Enterprise Co.Ltd.	1,359,959	6,761,878
#	FIC Global, Inc.	219,000	381,275
*	FineMat Applied Materials Co.Ltd.	101,000	102,872
#	FineTek Co.Ltd.	132,421	384,543
	Firich Enterprises Co.Ltd.	212,000	186,411
#	First Copper Technology Co.Ltd.	458,000	693,970
	First Financial Holding Co.Ltd.	26,545,686	22,253,848
#	First Hi-Tec Enterprise Co.Ltd.	518,736	1,612,528
#	First Hotel	1,433,293	679,333
	First Insurance Co.Ltd.	1,874,640	1,215,413
#*	First Steamship Co.Ltd.	5,121,961	1,215,572
#	FIT Holding Co.Ltd.	1,132,436	1,549,666
#	Fitipower Integrated Technology, Inc.	593,700	4,455,491
#	Fittech Co.Ltd.	480,000	775,293
#	FLEXium Interconnect, Inc.	2,614,724	7,322,644
	Flytech Technology Co.Ltd.	706,070	1,837,295
#	FocalTech Systems Co.Ltd.	705,000	1,816,194
#	Force Mos Technology Ltd.	40,800	59,036
#	Forcecon Tech Co.Ltd.	496,000	2,506,273
#*	Forest Water Environment Engineering Co.Ltd.	245,326	334,577
#	Formosa Advanced Technologies Co.Ltd.	1,383,000	1,557,557
	Formosa Chemicals & Fibre Corp.	6,392,198	10,864,442
#	Formosa Electronic Industries, Inc.	100,000	118,091
#*	Formosa International Hotels Corp.	329,975	2,381,359
#	Formosa Laboratories, Inc.	744,467	2,301,540
	Formosa Oilseed Processing Co.Ltd.	312,135	577,919
	Formosa Optical Technology Co.Ltd.	223,000	709,924
	Formosa Petrochemical Corp.	991,000	2,189,952
#	Formosa Plastics Corp.	6,452,770	13,556,856
#	Formosa Sumco Technology Corp.	264,000	1,423,634

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Formosa Taffeta Co.Ltd.	5,198,460	$3,646,098
	Formosan Rubber Group, Inc.	1,503,128	1,231,937
#	Formosan Union Chemical	2,645,936	1,586,343
#	Fortune Electric Co.Ltd.	300,304	7,735,664
#	Founding Construction & Development Co.Ltd.	1,356,882	1,113,138
	Foxconn Technology Co.Ltd.	3,063,241	5,773,535
	Foxsemicon Integrated Technology, Inc.	544,402	5,021,717
#	Franbo Lines Corp.	1,655,881	1,012,387
#	Froch Enterprise Co.Ltd.	1,614,384	944,827
#	FSP Technology, Inc.	887,619	1,677,245
	Fu Chun Shin Machinery Manufacture Co.Ltd.	603,409	318,442
#	Fu Hua Innovation Co.Ltd.	2,087,891	2,149,137
#	Fubon Financial Holding Co.Ltd.	14,076,385	29,778,853
#	Fulgent Sun International Holding Co.Ltd.	1,098,730	4,060,678
#	Fullerton Technology Co.Ltd.	667,670	465,044
#	Fulltech Fiber Glass Corp.	3,076,365	1,706,918
	Fusheng Precision Co.Ltd.	678,000	5,817,428
#	Fwusow Industry Co.Ltd.	1,405,932	830,524
#	G Shank Enterprise Co.Ltd.	1,186,562	2,696,965
*	G Tech Optoelectronics Corp.	27,665	19,977
#	Galaxy Software Services Corp.	19,440	73,799
	Gallant Precision Machining Co.Ltd.	264,000	461,424
#	Gamania Digital Entertainment Co.Ltd.	906,000	2,132,142
*	GCS Holdings, Inc.	401,000	355,530
#	GEM Services, Inc.	453,970	946,405
#*	GEM Terminal Industrial Co.Ltd.	165,000	156,587
#	Gemtek Technology Corp.	2,619,574	2,657,977
#	General Interface Solution Holding Ltd.	1,920,000	3,595,179
#	General Plastic Industrial Co.Ltd.	631,478	740,181
#	Generalplus Technology, Inc.	436,000	670,313
#	GeneReach Biotechnology Corp.	254,182	250,395
	Genius Electronic Optical Co.Ltd.	666,576	8,960,283
	Genmont Biotech, Inc.	55,314	39,619
#	Genovate Biotechnology Co.Ltd.	355,700	266,271
#	GeoVision, Inc.	467,840	766,228
#	Getac Holdings Corp.	2,997,281	9,609,192
	GFC Ltd.	265,400	879,484
#	Giant Manufacturing Co.Ltd.	1,114,355	7,455,129
#	Giantplus Technology Co.Ltd.	2,035,000	812,081
#	Gigabyte Technology Co.Ltd.	1,020,750	9,205,523
*	Gigasolar Materials Corp.	242,678	1,176,465
*	Gigastorage Corp.	1,251,576	802,476
#	Global Brands Manufacture Ltd.	2,469,175	5,513,458
#	Global Lighting Technologies, Inc.	528,000	1,010,356
#	Global Mixed Mode Technology, Inc.	516,000	4,544,816
#	Global PMX Co.Ltd.	420,000	1,305,859
#	Global Unichip Corp.	276,000	11,462,696
#	Globaltek Fabrication Co.Ltd.	78,000	119,299
#	Globalwafers Co.Ltd.	882,779	14,026,605
*	Globe Union Industrial Corp.	1,766,136	998,118
#	Gloria Material Technology Corp.	3,532,885	5,863,087
*	Glotech Industrial Corp.	124,000	39,988
#*	GlycoNex, Inc.	301,828	233,688
#	GMI Technology, Inc.	1,055,563	1,494,948
#	Gold Circuit Electronics Ltd.	974,372	5,820,701
#	Goldsun Building Materials Co.Ltd., Class C	6,445,965	9,498,192
#	Gongin Precision Industrial Co.Ltd.	123,000	452,358
#	Good Will Instrument Co.Ltd.	411,342	598,806
#	Gordon Auto Body Parts	546,000	569,607

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gourmet Master Co.Ltd.	811,102	$2,259,309
#*	Grand Fortune Securities Co.Ltd.	1,970,214	966,492
#	Grand Pacific Petrochemical	7,372,579	3,051,370
#	Grand Process Technology Corp.	116,000	3,856,548
#	GrandTech CG Systems, Inc.	331,890	716,946
	Grape King Bio Ltd.	864,000	4,148,082
	Great China Metal Industry	1,132,000	834,620
	Great Taipei Gas Co.Ltd.	1,511,000	1,506,760
	Great Tree Pharmacy Co.Ltd.	369,055	3,183,190
	Great Wall Enterprise Co.Ltd.	4,359,478	7,645,964
	Greatek Electronics, Inc.	2,374,000	4,436,186
	Green World FinTech Service Co.Ltd.	30,100	365,097
#	Group Up Industrial Co.Ltd.	308,000	1,719,002
#	GTM Holdings Corp.	1,004,550	1,024,314
#	Gudeng Precision Industrial Co.Ltd.	164,292	2,114,598
#*	Hai Kwang Enterprise Corp.	214,400	134,741
#	Hannstar Board Corp.	2,820,831	4,824,372
*	HannStar Display Corp.	14,221,323	4,499,401
#*	HannsTouch Holdings Co.	3,937,862	972,419
	Hanpin Electron Co.Ltd.	381,000	549,213
	Harmony Electronics Corp.	132,000	135,925
#	Harvatek Corp.	1,062,839	776,092
	Heran Co.Ltd.	97,000	341,017
	Hey Song Corp.	1,993,500	2,584,200
#	Hi-Clearance, Inc.	146,045	629,691
*	Highlight Tech Corp.	556,842	1,017,979
*	High-Tek Harness Enterprise Co.Ltd.	141,000	55,947
#	Highwealth Construction Corp.	4,702,189	6,392,955
#	Hi-Lai Foods Co.Ltd.	71,000	339,151
#	HIM International Music, Inc.	192,200	588,891
#	Hiroca Holdings Ltd.	466,221	476,884
#	Hitron Technology, Inc.	826,997	763,778
#	Hiwin Mikrosystem Corp.	75,000	168,889
#	Hiwin Technologies Corp.	1,117,866	7,904,957
	Hiyes International Co.Ltd.	141,000	841,032
#	Ho Tung Chemical Corp.	6,567,828	1,805,015
#	Hocheng Corp.	1,552,266	921,877
#	Holdings-Key Electric Wire & Cable Co.Ltd.	582,521	952,408
#	Holiday Entertainment Co.Ltd.	417,390	1,146,961
#	Holtek Semiconductor, Inc.	1,042,000	1,915,940
	Holy Stone Enterprise Co.Ltd.	1,022,358	3,043,024
	Hon Hai Precision Industry Co.Ltd.	18,429,403	87,730,361
	Hong Ho Precision Textile Co.Ltd.	50,000	61,058
#	Hong Pu Real Estate Development Co.Ltd.	1,477,554	1,692,948
#	Hong TAI Electric Industrial	1,557,000	1,752,697
#	Hong YI Fiber Industry Co.	1,007,680	531,967
#	Horizon Securities Co.Ltd.	2,505,560	1,000,906
#	Hota Industrial Manufacturing Co.Ltd.	1,423,816	2,377,283
	Hotai Finance Co.Ltd.	831,600	3,046,209
	Hotai Motor Co.Ltd.	430,180	8,163,208
	Hotron Precision Electronic Industrial Co.Ltd.	438,364	448,028
	Hsin Ba Ba Corp.	25,000	71,646
#	Hsin Kuang Steel Co.Ltd.	1,825,000	3,279,609
	Hsin Yung Chien Co.Ltd.	263,510	860,510
	Hsing TA Cement Co.	846,222	519,233
#*	HTC Corp.	4,551,619	5,923,143
	Hu Lane Associate, Inc.	557,555	2,651,888
#	HUA ENG Wire & Cable Co.Ltd.	2,086,000	2,303,108
*	Hua Jung Components Co.Ltd.	34,000	14,566

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co.Ltd., Class C	20,661,619	$14,967,745
	Hua Yu Lien Development Co.Ltd.	82,000	366,117
	Huaku Development Co.Ltd.	1,852,400	9,434,590
	Huang Hsiang Construction Corp.	327,735	583,904
#	Huikwang Corp.	57,000	56,002
	Hung Ching Development & Construction Co.Ltd.	933,000	1,624,074
#	Hung Sheng Construction Ltd.	2,917,603	2,443,014
	Huxen Corp.	276,072	451,614
#	Hwa Fong Rubber Industrial Co.Ltd.	1,294,096	672,253
	Hwacom Systems, Inc.	253,000	160,752
	Hycon Technology Corp.	105,169	157,036
*	Ibase Gaming, Inc.	58,000	69,853
#	Ibase Technology, Inc.	551,345	1,391,594
*	IBF Financial Holdings Co.Ltd.	18,542,238	8,278,525
	IC Plus Corp.	76,000	169,561
	ICARES Medicus, Inc.	16,000	65,388
#	Ichia Technologies, Inc.	1,688,255	1,711,751
#	I-Chiun Precision Industry Co.Ltd.	1,110,749	2,486,421
*	Ideal Bike Corp.	548,000	177,986
#	IEI Integration Corp.	936,173	2,262,238
#*	In Win Development, Inc.	90,000	227,887
	Inergy Technology, Inc.	58,000	126,261
#	Infortrend Technology, Inc.	1,508,866	986,314
#	Info-Tek Corp.	502,000	674,414
	Ingentec Corp.	74,178	593,192
	Innodisk Corp.	557,929	5,012,880
	Innolux Corp.	31,875,865	13,862,835
#	Inpaq Technology Co.Ltd.	607,199	1,577,808
#	Insyde Software Corp.	151,000	1,090,271
#	Intai Technology Corp.	241,800	881,541
#	Integrated Service Technology, Inc.	666,669	2,944,009
#	IntelliEPI, Inc.	141,000	277,026
#	Interactive Digital Technologies, Inc.	114,000	321,523
#	International CSRC Investment Holdings Co.	4,824,083	2,655,372
#	International Games System Co.Ltd., Class C	549,000	16,789,095
#	Inventec Corp.	4,922,276	7,896,403
	Iron Force Industrial Co.Ltd.	301,682	903,608
	I-Sheng Electric Wire & Cable Co.Ltd.	727,000	1,178,340
	ITE Technology, Inc.	835,646	4,246,638
#	ITEQ Corp.	1,376,608	4,589,647
#	Jarllytec Co.Ltd.	359,828	2,439,987
#	Jean Co.Ltd.	891,284	854,564
	Jentech Precision Industrial Co.Ltd.	268,356	7,984,231
#	Jess-Link Products Co.Ltd.	561,450	2,463,525
#	Jetway Information Co.Ltd.	265,000	360,793
#	Jetwell Computer Co.Ltd.	62,000	286,088
#	Jia Wei Lifestyle, Inc.	265,000	618,476
#	Jih Lin Technology Co.Ltd.	297,000	603,978
#	Jiin Yeeh Ding Enterprise Co.Ltd.	363,200	628,409
#	Jinan Acetate Chemical Co.Ltd.	148,079	3,697,420
*	Jinli Group Holdings Ltd.	688,681	215,261
	JMC Electronics Co.Ltd.	61,000	92,114
	Johnson Health Tech Co.Ltd.	180,000	459,349
#	Joinsoon Electronics Manufacturing Co.Ltd.	548,000	363,873
#	Jourdeness Group Ltd.	244,000	383,681
#	JPP Holding Co.Ltd.	36,000	172,556
	JSL Construction & Development Co.Ltd.	209,423	920,435
#	K Laser Technology, Inc.	962,459	763,131
#	Kaimei Electronic Corp.	488,851	946,384

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Kaori Heat Treatment Co.Ltd.	340,321	$4,477,651
	Kaulin Manufacturing Co.Ltd.	1,256,684	518,673
#	Kedge Construction Co.Ltd.	339,655	1,075,143
	Keding Enterprises Co.Ltd.	14,000	51,323
	KEE TAI Properties Co.Ltd.	3,007,101	1,470,234
#	Kenda Rubber Industrial Co.Ltd.	4,042,017	4,122,843
#	Kenmec Mechanical Engineering Co.Ltd.	1,035,000	2,888,007
	Kent Industrial Co.Ltd.	57,000	47,490
	Kerry TJ Logistics Co.Ltd.	1,428,000	1,854,472
#	Key Ware Electronics Co.Ltd.	579,430	221,770
#	Keystone Microtech Corp.	150,000	1,361,642
#	KHGEARS International Ltd.	56,504	166,789
	Kindom Development Co.Ltd.	3,035,000	5,241,960
	King Chou Marine Technology Co.Ltd.	495,800	596,029
#	King Polytechnic Engineering Co.Ltd.	296,000	545,825
#	King Slide Works Co.Ltd.	180,450	6,712,147
	King Yuan Electronics Co.Ltd.	7,380,032	21,474,433
	King’s Town Bank Co.Ltd.	6,557,653	11,292,564
#*	King’s Town Construction Co.Ltd.	659,690	1,103,568
	Kingstate Electronics Corp.	42,000	60,972
#	Kinik Co.	670,000	5,205,636
#	Kinko Optical Co.Ltd.	759,120	578,734
	Kinpo Electronics	8,325,892	3,729,031
#	Kinsus Interconnect Technology Corp.	2,525,476	7,356,862
	KMC Kuei Meng International, Inc.	448,951	2,004,870
#	KNH Enterprise Co.Ltd.	719,150	481,602
#	Ko Ja Cayman Co.Ltd.	137,000	212,275
#	KS Terminals, Inc.	966,290	2,240,813
	Kung Long Batteries Industrial Co.Ltd.	424,000	1,797,191
#*	Kung Sing Engineering Corp.	3,354,135	1,455,157
#	Kuo Toong International Co.Ltd.	1,421,735	3,637,844
#*	Kuo Yang Construction Co.Ltd.	1,339,517	1,164,889
#	Kwong Fong Industries Corp.	381,733	157,004
	Kwong Lung Enterprise Co.Ltd.	731,000	1,338,807
#	KYE Systems Corp.	1,412,107	824,266
#	L&K Engineering Co.Ltd.	1,117,261	9,217,364
#	La Kaffa International Co.Ltd.	221,947	831,613
*	LAN FA Textile	1,512,412	564,978
#	LandMark Optoelectronics Corp.	312,600	1,303,749
*	Lang, Inc.	76,000	93,240
#	Lanner Electronics, Inc.	862,387	2,508,317
	Largan Precision Co.Ltd.	212,234	14,147,080
#	Laser Tek Taiwan Co.Ltd.	439,086	840,930
#	Laster Tech Corp.Ltd.	572,540	748,167
	LCY Technology Corp.	111,000	89,874
*	Leader Electronics, Inc.	311,097	207,524
#*	Lealea Enterprise Co.Ltd.	5,120,683	1,498,434
*	Leatec Fine Ceramics Co.Ltd.	23,000	17,839
#	Ledlink Optics, Inc.	309,858	349,238
#	LEE CHI Enterprises Co.Ltd.	1,204,000	607,652
#	Lelon Electronics Corp.	639,122	1,473,488
#	Lemtech Holdings Co.Ltd.	215,032	856,891
	Leo Systems, Inc.	130,000	143,352
#*	Leofoo Development Co.Ltd.	790,010	508,890
#*	Li Cheng Enterprise Co.Ltd.	561,057	301,212
#*	Li Peng Enterprise Co.Ltd.	3,785,060	940,005
#	Lian HWA Food Corp.	671,355	2,019,315
	Lida Holdings Ltd.	435,000	405,994
	Lien Hwa Industrial Holdings Corp.	2,766,470	5,635,104

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ligitek Electronics Co.Ltd.	97,000	$71,118
#	Lingsen Precision Industries Ltd.	2,676,490	1,830,009
	Lintes Technology Co.Ltd.	26,000	129,256
#*	Lion Travel Service Co.Ltd.	479,000	2,246,406
#	Lite-On Technology Corp.	4,371,419	13,231,322
	Liton Technology Corp.	346,000	395,200
#*	Long Bon International Co.Ltd.	2,254,276	1,230,818
#	Long Da Construction & Development Corp.	1,230,000	1,784,008
	Longchen Paper & Packaging Co.Ltd.	5,934,003	2,835,489
#	Longwell Co.	1,004,000	2,410,667
	Loop Telecommunication International, Inc.	64,000	129,767
#	Lotes Co.Ltd.	413,223	18,100,858
#	Lotus Pharmaceutical Co.Ltd.	657,000	6,495,356
#	Lu Hai Holding Corp.	359,386	352,402
#	Lucky Cement Corp.	1,165,000	605,563
#	Lumax International Corp.Ltd.	559,513	1,867,903
*	Lung Yen Life Service Corp.	1,035,000	1,397,744
	Lungteh Shipbuilding Co.Ltd.	287,000	1,027,448
#	Luxe Green Energy Technology Co.Ltd.	328,202	342,707
#	LuxNet Corp.	163,705	601,773
#	M3 Technology, Inc.	39,000	177,737
#	M31 Technology Corp.	53,400	1,943,569
#	Macauto Industrial Co.Ltd.	403,000	875,592
#	Machvision, Inc.	216,890	3,099,261
	Macroblock, Inc.	229,000	664,041
#	Macronix International Co.Ltd.	10,906,837	9,205,809
#	MacroWell OMG Digital Entertainment Co.Ltd.	54,000	152,537
	Makalot Industrial Co.Ltd.	702,670	8,413,033
#	Marketech International Corp.	614,000	2,965,477
#	Materials Analysis Technology, Inc.	378,179	3,377,425
	Maxigen Biotech, Inc.	132,650	174,944
#	Mayer Steel Pipe Corp.	890,905	1,082,854
	Maywufa Co.Ltd.	178,462	141,164
#	Mechema Chemicals International Corp.	241,000	563,395
	Medeon Biodesign, Inc.	114,549	148,923
	MediaTek, Inc.	2,965,823	89,423,033
	Mega Financial Holding Co.Ltd.	12,828,602	15,720,313
#	Meiloon Industrial Co.	518,911	331,265
#*	Mercuries & Associates Holding Ltd.	3,576,247	1,550,109
#	Mercuries Data Systems Ltd.	52,000	46,529
#*	Mercuries Life Insurance Co.Ltd.	19,047,033	3,347,524
#	Merida Industry Co.Ltd.	786,588	5,652,012
	Merry Electronics Co.Ltd.	1,458,771	5,393,417
#	METAAGE Corp.	435,000	758,420
*	Metatech AP, Inc.	70,000	84,979
#	Microbio Co.Ltd.	1,068,000	1,367,296
	Micro-Star International Co.Ltd.	2,891,465	14,069,044
#	Mildef Crete, Inc.	328,000	1,012,040
#	MIN AIK Technology Co.Ltd.	875,249	751,717
#	Mirle Automation Corp.	1,116,512	1,662,220
#	Mitac Holdings Corp.	6,455,535	8,912,328
	Mitake Information Corp.	31,000	60,706
	MJ International Co.Ltd.	47,000	81,420
#*	Mobiletron Electronics Co.Ltd.	504,960	775,593
#	momo.com, Inc.	295,548	3,995,508
#	MOSA Industrial Corp.	564,162	388,791
#	Mosel Vitelic, Inc.	148,000	139,893
#	Motech Industries, Inc.	1,241,000	1,012,282
#	MPI Corp.	639,000	8,576,359

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	MSSCORPS Co.Ltd.	229,000	$999,894
#*	My Humble House Hospitality Management Consulting	37,000	75,582
#	Nak Sealing Technologies Corp.	425,549	1,685,705
#	Namchow Holdings Co.Ltd.	1,457,000	2,720,284
*	Nan Kang Rubber Tire Co.Ltd.	462,000	833,292
	Nan Liu Enterprise Co.Ltd.	249,000	539,945
	Nan Pao Resins Chemical Co.Ltd.	309,000	3,357,909
*	Nan Ren Lake Leisure Amusement Co.Ltd.	977,072	367,016
	Nan Ya Plastics Corp.	8,287,584	14,390,594
#	Nan Ya Printed Circuit Board Corp.	1,157,211	6,589,108
#	Nang Kuang Pharmaceutical Co.Ltd.	376,000	522,320
	Nantex Industry Co.Ltd.	1,685,363	1,724,811
#	Nanya Technology Corp.	3,573,751	7,213,414
#	National Aerospace Fasteners Corp.	120,000	411,602
#	National Petroleum Co.Ltd.	643,000	1,330,708
#	Netronix, Inc.	439,000	1,452,123
*	New Asia Construction & Development Corp.	821,000	312,684
	New Best Wire Industrial Co.Ltd.	185,200	198,562
*	New Era Electronics Co.Ltd.	480,000	1,203,410
#*	Newmax Technology Co.Ltd.	441,000	400,912
#	Nexcom International Co.Ltd.	696,267	1,114,628
#	Nichidenbo Corp.	1,181,552	2,194,475
#	Nidec Chaun-Choung Technology Corp.	134,000	1,319,978
#	Nien Hsing Textile Co.Ltd.	805,656	512,888
	Nien Made Enterprise Co.Ltd.	671,000	7,841,542
#	Niko Semiconductor Co.Ltd.	392,080	611,011
#	Nishoku Technology, Inc.	266,800	1,169,850
#	Nova Technology Corp.	198,000	1,231,082
#	Novatek Microelectronics Corp.	1,416,000	26,755,623
#	Nuvoton Technology Corp.	1,241,000	4,905,948
#	Nyquest Technology Co.Ltd.	100,000	206,971
	O-Bank Co.Ltd.	4,778,961	1,461,529
#*	Ocean Plastics Co.Ltd.	873,000	1,040,239
	OFCO Industrial Corp.	110,696	83,874
#	OK Biotech Co.Ltd.	103,718	85,229
#	Oneness Biotech Co.Ltd.	312,269	1,513,005
#	Optimax Technology Corp.	119,000	133,785
*	Orient Europharma Co.Ltd.	161,000	207,544
#	Orient Semiconductor Electronics Ltd.	3,333,637	6,462,965
#	Oriental Union Chemical Corp.	3,724,819	1,981,225
#	O-TA Precision Industry Co.Ltd.	552,683	1,496,162
	Pacific Construction Co.	1,439,276	563,762
#	Pacific Hospital Supply Co.Ltd.	387,706	1,082,400
	PADAUK Technology Co.Ltd.	17,855	56,407
#	Paiho Shih Holdings Corp.	1,223,086	764,496
	Pan Asia Chemical Corp.	438,787	188,689
#	Pan German Universal Motors Ltd.	94,000	954,440
#	Pan Jit International, Inc.	1,890,074	3,268,050
#	Pan Ram International Corp.	119,000	167,753
#	Pan-International Industrial Corp.	2,891,854	3,029,230
#	Panion & BF Biotech, Inc.	296,753	875,374
#	Parade Technologies Ltd.	174,805	3,968,524
#	Paragon Technologies Co.Ltd.	276,626	230,212
#	Parpro Corp.	245,000	248,707
#*	PChome Online, Inc.	820,581	791,344
#	PCL Technologies, Inc.	397,129	883,584
#	P-Duke Technology Co.Ltd.	340,644	986,252
	Pegatron Corp.	7,415,293	22,115,550
#	Pegavision Corp.	301,912	4,832,523

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	PharmaEssentia Corp.	306,000	$2,751,388
*	Phihong Technology Co.Ltd.	109,000	178,056
	Phison Electronics Corp.	508,000	10,843,871
#	Phoenix Silicon International Corp.	1,060,010	1,789,616
*	Phytohealth Corp.	280,000	172,096
#	Pixart Imaging, Inc.	995,000	4,802,082
#	Planet Technology Corp.	208,000	951,292
#	Plastron Precision Co.Ltd.	656,491	341,113
#*	Plotech Co.Ltd.	482,800	253,738
#	Polytronics Technology Corp.	404,239	663,183
#	Posiflex Technology, Inc.	192,939	709,762
	Pou Chen Corp.	8,125,005	8,993,327
#	Power Wind Health Industry, Inc.	196,319	668,895
#*	Powerchip Semiconductor Manufacturing Corp.	14,881,000	10,397,005
#	Powertech Technology, Inc.	4,454,580	23,722,282
#	Powertip Technology Corp.	201,000	95,531
#	Poya International Co.Ltd.	287,353	4,402,373
	President Chain Store Corp.	1,792,728	15,076,171
	President Securities Corp.	6,498,644	5,503,221
#	Primax Electronics Ltd.	3,242,000	9,610,174
#	Prince Housing & Development Corp.	7,963,140	3,101,887
#	Princeton Technology Corp.	70,000	52,426
#	Pro Hawk Corp.	86,000	490,452
#	Progate Group Corp.	52,000	375,729
#	Promate Electronic Co.Ltd.	1,237,000	3,250,016
#	Prosperity Dielectrics Co.Ltd.	801,687	1,093,963
	P-Two Industries, Inc.	17,000	14,934
#	Qisda Corp.	5,811,525	7,343,459
#	QST International Corp.	403,738	918,634
	Qualipoly Chemical Corp.	681,893	838,045
#	Quang Viet Enterprise Co.Ltd.	252,000	834,355
	Quanta Computer, Inc.	2,256,436	17,709,042
#	Quanta Storage, Inc.	1,339,000	3,656,275
#	Quintain Steel Co.Ltd.	2,151,384	1,003,348
#	Radiant Opto-Electronics Corp.	2,121,692	12,935,776
#*	Radium Life Tech Co.Ltd.	5,209,833	1,901,855
#	Rafael Microelectronics, Inc.	55,097	228,298
#	Raydium Semiconductor Corp.	241,000	3,141,656
	Realtek Semiconductor Corp.	843,861	13,312,042
	Rechi Precision Co.Ltd.	2,389,292	2,030,677
#*	Rexon Industrial Corp.Ltd.	799,559	1,234,410
#*	Rich Development Co.Ltd.	3,758,769	1,504,353
*	Right WAY Industrial Co.Ltd.	129,000	66,447
#	RiTdisplay Corp.	78,000	79,647
*	Ritek Corp.	4,923,593	1,151,855
#	Rodex Fasteners Corp.	125,000	173,063
*††	Roo Hsing Co.Ltd.	3,680,000	400,473
#	Ruby Tech Corp.	55,000	101,400
	Ruentex Development Co.Ltd.	4,682,217	5,509,032
#	Ruentex Engineering & Construction Co.	408,440	2,192,725
	Ruentex Industries Ltd.	3,034,253	5,595,690
	Run Long Construction Co.Ltd.	1,593,213	5,563,743
	Sakura Development Co.Ltd.	178,514	413,977
	Sampo Corp.	2,123,895	1,891,943
#	San Fang Chemical Industry Co.Ltd.	1,244,659	1,162,471
#	San Far Property Ltd.	1,234,297	1,400,855
#	San Fu Chemical Co.Ltd.	149,000	662,457
#	San Shing Fastech Corp.	684,622	1,194,924
	Sanitar Co.Ltd.	283,000	328,236

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sanyang Motor Co.Ltd.	3,282,802	$8,455,635
#	Savior Lifetec Corp.	1,485,203	974,253
	Scan-D Corp.	7,000	9,007
#	SCI Pharmtech, Inc.	227,696	621,190
#	Scientech Corp.	222,000	2,281,678
	ScinoPharm Taiwan Ltd.	1,173,000	1,031,479
#	SciVision Biotech, Inc.	171,000	560,948
	SDI Corp.	929,000	2,991,201
#	Sea & Land Integrated Corp.	92,500	65,344
#	Sea Sonic Electronics Co.Ltd.	276,000	700,929
	Senao International Co.Ltd.	521,547	623,790
	Senao Networks, Inc.	191,000	1,054,361
#	Sensortek Technology Corp.	118,000	1,230,413
#	Sercomm Corp.	2,116,000	8,005,532
#	Sesoda Corp.	1,312,261	1,275,423
	Shanghai Commercial & Savings Bank Ltd.	4,441,660	6,325,869
#	Shan-Loong Transportation Co.Ltd.	619,247	515,990
	Sharehope Medicine Co.Ltd.	678,473	667,175
	Sheh Fung Screws Co.Ltd.	61,000	118,587
	Sheng Yu Steel Co.Ltd.	1,008,000	903,630
#	ShenMao Technology, Inc.	620,450	1,225,216
#	Shieh Yih Machinery Industry Co.Ltd.	582,000	628,132
#	Shih Her Technologies, Inc.	373,000	1,229,636
#	Shih Wei Navigation Co.Ltd.	2,726,634	1,679,669
*	Shihlin Development Co.Ltd.	80,000	36,438
#	Shihlin Electric & Engineering Corp.	888,787	7,937,981
#	Shin Foong Specialty & Applied Materials Co.Ltd.	226,000	352,650
	Shin Hai Gas Corp.	8,242	13,973
#	Shin Hsiung Natural Gas Co.Ltd.	156,465	267,654
*	Shin Kong Financial Holding Co.Ltd.	44,273,198	11,699,566
#	Shin Ruenn Development Co.Ltd.	283,000	713,535
	Shin Shin Natural Gas Co.	12,480	15,895
#	Shin Zu Shing Co.Ltd.	1,104,127	5,862,888
	Shinfox Energy Co.Ltd.	182,000	747,506
	Shinih Enterprise Co.Ltd.	85,000	54,579
#*	Shining Building Business Co.Ltd.	2,773,622	1,039,939
	Shinkong Insurance Co.Ltd.	1,833,784	5,424,805
#	Shinkong Synthetic Fibers Corp.	8,122,844	4,263,518
	Shinkong Textile Co.Ltd.	920,169	1,416,690
#	Shiny Chemical Industrial Co.Ltd.	634,302	3,373,830
*	Shun On Electronic Co.Ltd.	94,000	100,433
#	ShunSin Technology Holding Ltd.	247,000	1,371,628
#*	Shuttle, Inc.	2,415,000	1,319,959
#	Sigurd Microelectronics Corp.	3,773,523	8,532,198
#	Silergy Corp.	611,000	8,114,763
#	Silicon Integrated Systems Corp.	2,373,700	4,456,496
#	Silicon Power Computer & Communications, Inc.	128,000	142,803
	Silitech Technology Corp.	69,521	82,717
#	Simplo Technology Co.Ltd.	764,880	10,214,328
	Sinbon Electronics Co.Ltd.	649,849	5,597,655
#	Sincere Navigation Corp.	2,291,741	1,826,506
#	Singatron Enterprise Co.Ltd.	540,000	532,341
#	Single Well Industrial Corp.	257,351	251,461
	Sinher Technology, Inc.	406,000	418,675
	Sinkang Industries Co.Ltd.	16,000	8,632
#	Sinmag Equipment Corp.	296,519	1,411,082
#	Sino-American Silicon Products, Inc.	2,509,000	14,937,974
#	Sinon Corp.	3,121,740	3,886,008
	SinoPac Financial Holdings Co.Ltd.	34,843,295	23,441,358

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sinopower Semiconductor, Inc.	117,100	$352,733
#	Sinphar Pharmaceutical Co.Ltd.	681,147	772,862
	Sinyi Realty, Inc.	1,834,314	1,866,445
	Sirtec International Co.Ltd.	581,000	638,423
#	Sitronix Technology Corp.	733,774	6,266,708
#	Siward Crystal Technology Co.Ltd.	1,214,705	1,200,365
#	Soft-World International Corp.	385,000	1,722,662
#	Solar Applied Materials Technology Corp.	2,627,531	3,572,113
#	Solomon Technology Corp.	737,000	2,285,410
#	Solteam, Inc.	454,269	677,158
*	Solytech Enterprise Corp.	310,000	141,536
#	Sonix Technology Co.Ltd.	951,000	1,483,459
#	Southeast Cement Co.Ltd.	1,181,000	731,419
	Speed Tech Corp.	706,000	1,356,575
	Spirox Corp.	470,745	1,105,765
#	Sporton International, Inc.	540,844	4,126,189
	Sports Gear Co.Ltd.	173,000	461,821
#	St.Shine Optical Co.Ltd.	397,000	2,281,568
	Standard Chemical & Pharmaceutical Co.Ltd.	562,040	1,089,337
	Standard Foods Corp.	2,674,734	3,149,270
#	Stark Technology, Inc.	618,520	2,448,175
#	S-Tech Corp.	339,000	361,006
#	STL Technology Co.Ltd.	124,000	123,418
#	Sumeeko Industries Co.Ltd.	69,000	311,358
	Sun Race Sturmey-Archer, Inc.	204,000	213,861
#	Sun Yad Construction Co.Ltd.	570,495	355,060
	Sunfun Info Co.Ltd.	10,760	80,053
#	Sunjuice Holdings Co.Ltd.	58,000	383,903
	Sunko INK Co.Ltd.	373,800	163,113
	SunMax Biotechnology Co.Ltd.	129,000	901,129
	Sunny Friend Environmental Technology Co.Ltd.	516,257	1,614,169
#	Sunonwealth Electric Machine Industry Co.Ltd.	1,549,001	5,291,489
#	Sunplus Innovation Technology, Inc.	100,000	459,085
	Sunplus Technology Co.Ltd.	2,976,153	2,825,416
#	Sunrex Technology Corp.	1,238,145	2,334,517
#	Sunspring Metal Corp.	932,291	833,437
#*	Super Dragon Technology Co.Ltd.	170,000	170,300
#	Superior Plating Technology Co.Ltd.	89,000	146,425
#	Supreme Electronics Co.Ltd.	3,451,051	9,299,134
#	Swancor Holding Co.Ltd.	421,000	1,932,777
#	Sweeten Real Estate Development Co.Ltd.	1,192,034	1,430,383
#	Symtek Automation Asia Co.Ltd.	426,555	1,661,357
#	Syncmold Enterprise Corp.	718,000	2,032,495
*	SYNergy ScienTech Corp.	124,000	91,461
	Syngen Biotech Co.Ltd.	14,000	64,500
#	Synmosa Biopharma Corp.	1,312,705	1,553,007
	Synnex Technology International Corp.	3,903,732	9,541,704
#	Systex Corp.	963,293	3,683,020
#	T3EX Global Holdings Corp.	712,178	2,229,973
	TA Chen Stainless Pipe.	10,458,566	11,777,499
#	Ta Liang Technology Co.Ltd.	318,270	602,764
#	Ta Ya Electric Wire & Cable.	3,906,849	6,807,626
#	Ta Yih Industrial Co.Ltd.	211,000	246,920
	Tah Hsin Industrial Corp.	233,378	511,258
	TAI Roun Products Co.Ltd.	228,000	114,702
	TA-I Technology Co.Ltd.	758,834	1,089,263
#*	Tai Tung Communication Co.Ltd.	933,230	624,660
	Taichung Commercial Bank Co.Ltd.	26,923,857	14,617,650
	TaiDoc Technology Corp.	531,532	2,518,984

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiflex Scientific Co.Ltd.	1,200,460	$1,893,411
	Tailyn Technologies, Inc.	61,000	60,910
#	Taimide Tech, Inc.	644,940	863,159
	Tainan Enterprises Co.Ltd.	643,289	661,038
	Tainan Spinning Co.Ltd.	7,949,791	4,809,895
*	Tainergy Tech Co.Ltd.	246,000	170,587
#	Tai-Saw Technology Co.Ltd.	498,960	409,568
	Taishin Financial Holding Co.Ltd.	33,435,088	18,408,348
#	TaiSol Electronics Co.Ltd.	478,000	1,079,311
#	Taisun Enterprise Co.Ltd.	1,064,775	726,363
#	Taita Chemical Co.Ltd.	1,632,792	771,344
#	TAI-TECH Advanced Electronics Co.Ltd.	314,000	1,198,271
	Taitien Electronics Co.Ltd.	94,000	89,773
	Taiwan Business Bank.	25,502,327	13,240,524
	Taiwan Cement Corp.	14,251,055	14,008,051
	Taiwan Chinsan Electronic Industrial Co.Ltd.	682,331	731,405
#	Taiwan Cogeneration Corp.	2,955,578	4,312,223
	Taiwan Cooperative Financial Holding Co.Ltd.	19,853,546	15,954,857
	Taiwan Environment Scientific Co.Ltd.	56,000	97,596
#	Taiwan FamilyMart Co.Ltd.	203,000	1,180,645
	Taiwan Fertilizer Co.Ltd.	2,950,000	5,911,004
	Taiwan Fire & Marine Insurance Co.Ltd.	1,425,880	1,258,903
#	Taiwan FU Hsing Industrial Co.Ltd.	1,103,000	1,818,549
#*	Taiwan Glass Industry Corp.	6,119,904	3,216,598
	Taiwan High Speed Rail Corp.	5,263,000	4,825,216
	Taiwan Hon Chuan Enterprise Co.Ltd.	2,309,545	11,253,470
#	Taiwan Hopax Chemicals Manufacturing Co.Ltd.	1,218,000	1,432,391
#	Taiwan IC Packaging Corp.	305,000	164,284
††	Taiwan Land Development Corp.	6,008,009	92,716
#	Taiwan Line Tek Electronic.	515,700	523,850
	Taiwan Mask Corp.	1,537,000	3,164,127
	Taiwan Mobile Co.Ltd.	4,314,900	13,771,467
#	Taiwan Navigation Co.Ltd.	1,552,720	1,769,466
	Taiwan Paiho Ltd.	2,145,152	4,185,782
#	Taiwan PCB Techvest Co.Ltd.	2,217,816	2,728,587
#	Taiwan Pelican Express Co.Ltd.	86,000	99,088
#	Taiwan Sakura Corp.	1,186,243	3,272,060
	Taiwan Sanyo Electric Co.Ltd.	541,650	681,160
	Taiwan Secom Co.Ltd.	1,605,405	6,328,590
#	Taiwan Semiconductor Co.Ltd.	1,796,000	3,994,047
	Taiwan Semiconductor Manufacturing Co.Ltd., Sponsored ADR	2,758,804	378,894,141
	Taiwan Semiconductor Manufacturing Co.Ltd.	42,911,652	1,027,466,055
#	Taiwan Shin Kong Security Co.Ltd.	1,721,226	2,188,580
#	Taiwan Steel Union Co.Ltd.	141,000	432,526
#	Taiwan Styrene Monomer.	3,139,404	1,270,187
	Taiwan Surface Mounting Technology Corp.	2,338,674	8,545,382
	Taiwan Taxi Co.Ltd.	207,722	806,046
#*	Taiwan TEA Corp.	4,313,896	2,971,607
#	Taiwan Union Technology Corp.	2,182,000	12,238,942
	Taiwan-Asia Semiconductor Corp.	2,092,537	2,481,203
#	Taiyen Biotech Co.Ltd.	707,910	741,149
*	Tang Eng Iron Works Co.Ltd.	152,000	153,631
#*	Tatung Co.Ltd.	4,436,588	8,873,516
#	TBI Motion Technology Co.Ltd.	323,000	323,382
#	TCI Co.Ltd.	684,282	3,026,722
#	Te Chang Construction Co.Ltd.	475,980	1,116,161
#	Teco Electric & Machinery Co.Ltd.	4,643,000	7,888,409
	Tehmag Foods Corp.	120,860	1,111,506
#	TEKOM Technologies, Inc.	45,000	163,196

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ten Ren Tea Co.Ltd.	171,170	$177,867
	Tera Autotech Corp.	24,863	21,568
	Test Research, Inc.	1,115,370	3,616,356
#	Test Rite International Co.Ltd.	1,513,166	968,594
#*	Tex-Ray Industrial Co.Ltd.	990,000	367,639
#	Thermaltake Technology Co.Ltd.	260,391	334,404
#	Thinking Electronic Industrial Co.Ltd.	520,058	2,510,107
#	Thye Ming Industrial Co.Ltd.	904,793	2,072,734
	Tofu Restaurant Co.Ltd.	23,280	204,339
#	Ton Yi Industrial Corp.	6,584,300	3,019,063
#	Tong Hsing Electronic Industries Ltd.	1,464,637	6,591,921
	Tong Ming Enterprise Co.Ltd.	180,000	168,320
#	Tong Yang Industry Co.Ltd.	2,628,341	9,567,717
#	Tong-Tai Machine & Tool Co.Ltd.	1,539,804	1,164,104
#	Top Union Electronics Corp.	823,485	869,363
*	TOPBI International Holdings Ltd.	44,584	12,777
	Topco Scientific Co.Ltd.	1,091,707	8,344,599
#	Topco Technologies Corp.	307,468	735,202
	Topkey Corp.	465,000	2,805,262
#	Topoint Technology Co.Ltd.	1,041,993	948,625
#	Toung Loong Textile Manufacturing.	622,980	499,226
	TPK Holding Co.Ltd.	2,495,000	2,924,550
#	Trade-Van Information Services Co.	388,000	883,667
	Transart Graphics Co.Ltd.	31,000	48,566
	Transcend Information, Inc.	1,258,870	3,613,898
	Transcom, Inc.	258,300	1,341,813
	Tripod Technology Corp.	1,865,660	11,191,591
#	Trusval Technology Co.Ltd.	37,000	182,541
#	Tsang Yow Industrial Co.Ltd.	383,000	338,108
#	Tsann Kuen Enterprise Co.Ltd.	476,865	540,754
#	TSC Auto ID Technology Co.Ltd.	215,085	1,499,026
#	TSEC Corp.	550,000	468,844
#	TSRC Corp.	4,323,154	3,193,515
	TST Group Holding Ltd.	6,600	22,451
	Ttet Union Corp.	259,000	1,152,937
#	TTFB Co.Ltd.	132,579	961,040
	TTY Biopharm Co.Ltd.	1,548,991	3,663,707
#*	Tul Corp.	40,000	89,876
	Tung Ho Steel Enterprise Corp.	4,464,052	10,027,780
	Tung Ho Textile Co.Ltd.	17,000	10,736
#	Tung Thih Electronic Co.Ltd.	444,000	1,537,319
#	TURVO International Co.Ltd.	229,515	921,776
	TXC Corp.	2,510,762	8,614,020
	TYC Brother Industrial Co.Ltd.	1,404,333	2,149,204
#*	Tycoons Group Enterprise.	2,237,327	838,931
*	Tyntek Corp.	1,844,413	987,813
#*	TZE Shin International Co.Ltd.	652,200	594,293
#	UDE Corp.	533,000	1,033,681
#	Ultra Chip, Inc.	260,000	666,955
#	U-Ming Marine Transport Corp.	3,491,200	5,804,694
#	Unic Technology Corp.	517,000	365,796
#	Unictron Technologies Corp.	117,000	281,824
#	Uniform Industrial Corp.	78,000	70,119
#	Unimicron Technology Corp.	4,498,563	24,877,158
	Union Bank of Taiwan.	10,454,975	4,937,892
*	Union Insurance Co.Ltd.	53,000	52,073
	Uni-President Enterprises Corp.	15,419,734	36,168,610
	Unitech Computer Co.Ltd.	543,365	604,819
#	Unitech Printed Circuit Board Corp.	4,216,516	3,374,347

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	United Alloy-Tech Co.	59,000	$68,099
#	United Integrated Services Co.Ltd.	1,046,640	12,628,224
#	United Microelectronics Corp., Sponsored ADR	142,183	1,094,809
#	United Microelectronics Corp.	25,008,441	38,423,528
	United Orthopedic Corp.	572,468	1,753,548
#	United Radiant Technology	590,000	331,295
#	United Recommend International Co.Ltd.	218,056	472,975
#	United Renewable Energy Co.Ltd.	8,651,644	3,206,826
*††	Unity Opto Technology Co.Ltd.	3,736,276	0
#	Univacco Technology, Inc.	301,000	311,195
	Universal Cement Corp.	2,896,143	3,119,151
	Universal Microelectronics Co.Ltd.	29,000	21,839
#	Universal Microwave Technology, Inc.	54,000	325,886
	Universal Textile Co.Ltd.	65,000	48,518
#	Universal Vision Biotechnology Co.Ltd.	272,764	2,136,226
#	Universal, Inc.	199,000	170,626
	UPC Technology Corp.	5,461,684	2,300,600
#*	UPI Semiconductor Corp.	38,000	317,027
	Userjoy Technology Co.Ltd.	294,797	730,152
	USI Corp.	5,535,226	2,690,023
#	Usun Technology Co.Ltd.	217,100	214,481
#	U-Tech Media Corp.	438,000	301,739
#	Utechzone Co.Ltd.	377,000	1,041,507
#	UVAT Technology Co.Ltd.	189,000	293,025
#	Value Valves Co.Ltd.	181,000	534,833
#	Vanguard International Semiconductor Corp.	4,943,000	12,953,113
	Ve Wong Corp.	704,524	1,079,441
#	Ventec International Group Co.Ltd., Class C.	456,000	1,173,588
#	VIA Labs, Inc.	107,000	634,731
#	Via Technologies, Inc.	213,000	829,109
#*	Victory New Materials Ltd.Co.	596,500	183,660
#	Viking Tech Corp.	467,000	681,454
#	Visco Vision, Inc.	202,000	1,567,231
	VisEra Technologies Co.Ltd.	212,000	1,760,333
	Visual Photonics Epitaxy Co.Ltd.	590,224	2,781,685
#	Voltronic Power Technology Corp.	246,007	11,640,368
#	Wafer Works Corp.	4,060,544	4,903,747
#	Waffer Technology Corp.	532,623	1,533,244
	Wah Hong Industrial Corp.	418,280	466,592
	Wah Lee Industrial Corp.	1,354,400	5,215,011
#	Walsin Lihwa Corp.	8,189,881	9,250,982
#	Walsin Technology Corp.	2,209,496	7,489,756
	Walton Advanced Engineering, Inc.	2,036,662	1,116,128
#	Wan Hai Lines Ltd.	3,100,972	4,816,630
#	WAN HWA Enterprise Co.	428,452	168,981
#*	We & Win Development Co.Ltd.	393,000	209,795
#*	We&Win Diversification Co.Ltd.	223,000	324,021
	WEI Chih Steel Industrial Co.Ltd.	285,000	232,706
#	Wei Chuan Foods Corp.	2,609,000	1,516,878
#	Weikeng Industrial Co.Ltd.	2,926,979	3,069,788
	Well Shin Technology Co.Ltd.	624,443	1,161,772
#	Welldone Co.	131,000	214,906
	WELLELL, Inc.	308,463	265,345
#	Wha Yu Industrial Co.Ltd.	597,000	300,435
#	Wholetech System Hitech Ltd.	393,000	1,308,662
	Win Semiconductors Corp.	998,248	4,436,663
#	Winbond Electronics Corp.	17,058,672	13,528,562
#	Winmate, Inc.	208,000	938,988
#	Winstek Semiconductor Co.Ltd.	523,000	2,087,079

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*††	Wintek Corp.	6,349,135	$0
#	WinWay Technology Co.Ltd.	121,000	3,074,794
	Wisdom Marine Lines Co.Ltd.	3,396,849	7,097,716
#	Wisechip Semiconductor, Inc.	157,000	160,014
#*	Wiselink Co.Ltd.	132,000	480,814
#	Wistron Corp.	6,777,169	23,205,430
#	Wistron Information Technology & Services Corp.	278,365	1,169,204
#	Wistron NeWeb Corp.	1,383,896	6,350,650
#	Wiwynn Corp.	220,000	15,650,591
#	Wonderful Hi-Tech Co.Ltd.	736,000	861,410
#	Wowprime Corp.	661,856	4,765,228
	WPG Holdings Ltd.	6,082,957	16,428,998
#	WT Microelectronics Co.Ltd.	2,124,766	9,699,897
	WUS Printed Circuit Co.Ltd.	1,091,507	1,636,161
#	WW Holding, Inc.	33,884	125,572
*	XAC Automation Corp.	275,000	234,074
	XinTec, Inc.	1,210,000	4,311,916
#	Xxentria Technology Materials Corp.	1,022,109	2,289,917
	Ya Horng Electronic Co.Ltd.	122,000	230,278
#	Yageo Corp.	881,842	16,820,692
#	Yang Ming Marine Transport Corp.	9,320,491	14,901,460
#	Yankey Engineering Co.Ltd.	216,814	2,531,146
	Yao Sheng Electronic Co.Ltd.	12,000	58,369
#	YC INOX Co.Ltd.	2,519,858	1,965,184
#	YCC Parts Manufacturing Co.Ltd.	153,000	360,893
#	Yea Shin International Development Co.Ltd.	1,553,343	2,071,576
#*	Yeh-Chiang Technology Corp.	39,000	45,168
	Yem Chio Co.Ltd.	2,972,064	1,905,015
#	Yen Sun Technology Corp.	418,000	809,175
#*	Yeong Guan Energy Technology Group Co.Ltd.	639,031	936,340
#	YFC-Boneagle Electric Co.Ltd.	740,454	538,581
#	YFY, Inc.	7,432,997	7,070,172
	Yi Jinn Industrial Co.Ltd.	1,392,096	1,067,348
#	Yi Shin Textile Industrial Co.Ltd., Class C.	125,000	96,759
*	Yieh Hsing Enterprise Co.Ltd.	150,000	53,855
#	Yieh Phui Enterprise Co.Ltd.	6,669,959	3,147,949
	Yonyu Plastics Co.Ltd.	546,050	520,347
#	Young Fast Optoelectronics Co.Ltd.	669,137	1,183,789
#*	Young Optics, Inc.	8,000	13,451
#	Youngtek Electronics Corp.	862,569	1,976,587
#	Yuan High-Tech Development Co.Ltd.	26,000	100,285
	Yuanta Financial Holding Co.Ltd.	28,251,475	26,500,892
#	Yuanta Futures Co.Ltd.	114,145	286,286
#	Yuen Chang Stainless Steel Co.Ltd., Class C	399,000	202,060
	Yuen Foong Yu Consumer Products Co.Ltd.	452,000	757,993
#	Yulon Finance Corp.	1,692,403	7,666,969
#	Yulon Motor Co.Ltd.	2,946,526	6,181,308
	Yung Chi Paint & Varnish Manufacturing Co.Ltd.	385,350	935,068
#	Yungshin Construction & Development Co.Ltd.	805,200	5,059,297
#	YungShin Global Holding Corp.	1,309,400	1,962,779
	Yusin Holding Corp.	118,000	437,699
#	Zeng Hsing Industrial Co.Ltd.	397,733	1,208,505
#	Zenitron Corp.	1,297,000	1,409,566
	Zero One Technology Co.Ltd.	902,868	2,065,202
#	Zhen Ding Technology Holding Ltd.	3,373,350	11,940,212
*	Zhong Yang Technology Co.Ltd.	41,000	87,669
#	Zig Sheng Industrial Co.Ltd.	3,171,638	1,449,601
#*	Zinwell Corp.	2,008,979	1,231,244
	Zippy Technology Corp.	747,028	1,237,647

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Zyxel Group Corp.	2,120,320	$2,681,560

TOTAL TAIWAN			5,025,440,874

THAILAND — (1.7%)
	AAPICO Hitech PCL, NVDR	30,260	17,555
	AAPICO Hitech PCL	1,910,888	1,108,583
*	Absolute Clean Energy PCL	12,380,100	464,337
	Advanced Info Service PCL	2,305,509	12,286,509
	Advanced Information Technology PCL, Class F	8,818,150	1,023,153
	AEON Thana Sinsap Thailand PCL	528,500	2,303,096
	After You PCL	1,641,800	407,570
#	Airports of Thailand PCL	5,831,200	10,266,751
*	AJ Plast PCL	1,739,400	283,955
	Allianz Ayudhya Capital PCL	136,500	140,883
	Amata Corp.PCL	5,658,800	3,466,129
*	Ananda Development PCL	16,520,707	361,084
	AP Thailand PCL	17,672,736	5,150,177
	Asia Green Energy PCL	4,799,300	242,166
	Asia Plus Group Holdings PCL	18,492,400	1,327,301
*	Asia Precision PCL	1,628,200	144,104
	Asia Sermkij Leasing PCL, NVDR	1,638,750	742,876
	Asian Alliance International PCL	185,800	26,321
	Asian Insulators PCL	2,470,690	272,003
	Asian Sea Corp.PCL, Class F	1,925,750	431,293
*	Asphere Innovations PCL	368,504	55,683
#	Asset World Corp.PCL	14,161,300	1,681,320
	Assetwise PCL	90,900	19,745
	B Grimm Power PCL	2,163,500	1,503,241
	Bangchak Corp.PCL	8,016,600	9,085,192
	Bangchak Sriracha PCL	979,000	233,787
	Bangkok Airways PCL	4,970,800	2,347,248
	Bangkok Bank PCL	2,439,900	9,019,598
	Bangkok Bank PCL, NVDR	40,800	150,826
#	Bangkok Chain Hospital PCL	4,072,850	2,208,966
#	Bangkok Commercial Asset Management PCL	9,233,098	2,478,935
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	11,196,066
	Bangkok Expressway & Metro PCL	11,853,755	2,654,781
	Bangkok Insurance PCL	165,140	1,301,157
*	Bangkok Land PCL	100,019,904	1,835,228
	Bangkok Life Assurance PCL, NVDR	1,876,340	911,336
*	Bangkok Ranch PCL	4,050,800	282,004
#	Banpu PCL	26,897,513	4,028,095
	Banpu Power PCL	2,346,800	905,538
	BCPG PCL	4,279,900	779,528
#	BEC World PCL	7,058,631	921,850
#	Berli Jucker PCL	2,612,650	1,727,197
	Betagro PCL	134,100	86,481
*	Better World Green PCL	27,147,867	336,968
	BG Container Glass PCL	968,500	181,626
*	Bound & Beyond PCL	614,200	159,931
#	BTS Group Holdings PCL	13,863,800	2,375,476
#	Bumrungrad Hospital PCL	1,461,400	9,661,171
	Business Online PCL	1,265,000	288,431
	Cal-Comp Electronics Thailand PCL, Class F	29,282,738	1,785,725
#	Carabao Group PCL, Class F	869,400	1,606,959
	Central Pattana PCL	2,870,200	4,917,909
#*	Central Plaza Hotel PCL	879,000	1,067,323
	Central Retail Corp.PCL	5,092,117	4,740,368
#	CH Karnchang PCL	3,453,567	2,115,380

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Charoen Pokphand Foods PCL	12,509,200	$6,683,275
*	Charoong Thai Wire & Cable PCL, Class F	519,900	64,532
	Chayo Group PCL	2,601,896	310,318
	Chiang Mai Ram Medical Business PCL	102,800	5,465
#	Chularat Hospital PCL, Class F	33,408,500	2,614,265
*	CIMB Thai Bank PCL	1,623,900	24,100
#	CK Power PCL	7,921,700	833,638
#	Com7 PCL, Class F	4,314,400	2,130,424
*	Country Group Development PCL	23,756,500	217,950
*	Country Group Holdings PCL, Class F	14,076,611	265,883
	CP ALL PCL	4,767,600	7,397,113
	Delta Electronics Thailand PCL	4,299,900	8,121,775
*	Demco PCL	1,164,700	128,852
	Dhipaya Group Holdings PCL	3,327,000	2,738,087
	Diamond Building Products PCL	1,304,600	281,619
	Dohome PCL	93,900	27,364
	Don Muang Tollway PCL	571,100	183,381
	Dynasty Ceramic PCL	27,214,850	1,329,166
	Eastern Polymer Group PCL, Class F	6,039,800	1,116,369
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	431,493
	Ekachai Medical Care PCL	2,948,088	616,505
	Electricity Generating PCL	607,200	1,843,227
#	Energy Absolute PCL	3,595,800	2,983,563
	Erawan Group PCL	7,625,200	991,729
#	Exotic Food PCL, Class F	1,343,000	1,105,275
#	Forth Corp.PCL	1,084,600	479,963
	Forth Smart Service PCL	1,652,849	256,446
	Fortune Parts Industry PCL, Class F	2,261,200	130,571
	Frasers Property Thailand PCL	109,400	42,508
*	General Engineering PCL	14,624,000	67,083
#	GFPT PCL	3,485,222	1,213,151
	Global Green Chemicals PCL, Class F	1,684,700	361,397
#	Global Power Synergy PCL, Class F	1,381,626	1,826,759
*	Green Tech Ventures PCL, Class F	19,913,318	80,599
	Gulf Energy Development PCL	2,766,100	3,004,197
#	Gunkul Engineering PCL	20,136,000	1,401,805
	Haad Thip PCL	1,366,500	660,020
	Hana Microelectronics PCL	3,322,753	3,474,276
	Heng Leasing & Capital PCL	1,276,600	56,148
	Home Product Center PCL	17,014,515	4,774,715
	Hwa Fong Rubber Thailand PCL, Class F	695,600	76,955
	ICC International PCL	51,000	70,527
	Ichitan Group PCL	5,097,900	2,489,800
	Index Livingmall PCL	1,163,400	652,961
	Indorama Ventures PCL	4,601,400	2,967,444
	Interlink Communication PCL	2,648,350	489,509
	Interlink Telecom PCL	1,036,426	67,678
#	Intouch Holdings PCL, Class F	284,200	513,799
#	IRPC PCL	34,589,890	1,838,696
	IT City PCL	163,900	15,302
*	Italian-Thai Development PCL	41,879,591	824,935
*††	ITV PLC	183,700	0
#	Jasmine International PCL	23,293,869	2,011,343
*	Jasmine Technology Solution PCL	64,300	87,619
#*	Jaymart Group Holdings PCL	3,291,800	1,243,529
	JMT Network Services PCL	3,889,297	2,172,381
	Jubilee Enterprise PCL	210,000	91,797
	Kang Yong Electric PCL	8,200	72,132
	Karmarts PCL	4,258,966	1,838,733

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL	91,000	$320,440
	Kasikornbank PCL, NVDR	714,000	2,514,220
#	KCE Electronics PCL	2,767,664	2,931,215
	KGI Securities Thailand PCL	5,195,500	619,647
#	Khon Kaen Sugar Industry PCL	15,128,849	971,577
#	Kiatnakin Phatra Bank PCL	917,507	1,287,381
	Krung Thai Bank PCL	6,333,732	2,871,201
	Krungthai Card PCL	2,212,600	2,567,237
	Ladprao General Hospital PCL, Class F	1,209,300	155,323
	Lalin Property PCL	1,613,800	324,415
	Lam Soon Thailand PCL	2,756,000	375,548
#	Land & Houses PCL	17,430,900	3,504,053
#	Land & Houses PCL, NVDR	3,074,080	617,968
#	Lanna Resources PCL	2,105,450	801,048
	LH Financial Group PCL	35,100,527	918,713
	Loxley PCL	11,146,635	445,144
#	LPN Development PCL	9,471,996	889,437
	Major Cineplex Group PCL	1,856,600	741,438
*	Malee Group PCL	1,217,700	450,148
	MBK PCL	5,831,128	2,674,829
	MC Group PCL	2,242,000	744,107
	MCS Steel PCL	3,750,900	809,692
*	MDX PCL	670,700	63,342
#	Mega Lifesciences PCL	2,158,200	2,387,647
*	Millcon Steel PCL	7,808,184	35,817
	Minor International PCL	10,053,930	8,952,501
	MK Restaurants Group PCL	1,001,200	1,006,333
*	Mono Next PCL	4,894,400	99,050
	Muang Thai Insurance PCL	27,600	81,549
#	Muangthai Capital PCL	2,489,000	3,055,842
	Namyong Terminal PCL	3,210,200	381,135
	Netbay PCL	732,700	399,367
	Ngern Tid Lor PCL	2,857,853	1,611,687
	Noble Development PCL	5,479,600	550,030
	Nonthavej Hospital PCL	72,300	68,769
	Northeast Rubber PCL	8,613,900	1,289,993
*	Nusasiri PCL	11,715,300	94,835
#	Origin Property PCL, Class F	5,926,435	1,135,394
#	Osotspa PCL	3,320,200	1,926,182
	PCS Machine Group Holding PCL	1,542,500	212,271
#	Plan B Media PCL, Class F	13,233,268	2,981,592
*	Platinum Group PCL, Class F	2,830,700	192,481
	Polyplex Thailand PCL	2,158,087	556,118
*	Power Solution Technologies PCL, Class F	362,400	4,889
	Praram 9 Hospital PCL	1,807,850	946,365
#	Precious Shipping PCL	8,257,500	1,749,093
	Premier Marketing PCL	2,480,700	542,193
	Prima Marine PCL	9,829,434	2,029,012
*	Principal Capital PCL	1,977,300	210,215
	Property Perfect PCL	68,971,887	465,272
	Pruksa Holding PCL	5,355,600	1,676,335
*	PSG Corp. PCL	4,089,000	68,407
	PTG Energy PCL	8,380,300	1,978,619
	PTT Exploration & Production PCL	5,536,569	23,380,277
	PTT Global Chemical PCL	4,938,858	4,897,545
	PTT Oil & Retail Business PCL	3,225,400	1,627,495
	PTT PCL	36,706,900	33,428,437
	Quality Houses PCL	53,789,704	3,164,100
#	R&B Food Supply PCL	2,190,000	661,846

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Rabbit Holdings PCL, Class F	61,424,981	$662,979
*	Raimon Land PCL	20,471,100	276,189
	Rajthanee Hospital PCL	1,046,000	712,669
	Ramkhamhaeng Hospital PCL, Class F	44,600	37,608
#	Ratch Group PCL	2,498,000	1,937,871
	Ratchaphruek Hospital PCL, Class F	2,968,000	488,527
#	Ratchthani Leasing PCL	15,470,523	1,001,869
#	Regional Container Lines PCL	3,055,600	1,698,472
*	Roctec Global PCL	15,996,700	336,682
#	Rojana Industrial Park PCL	5,984,112	1,251,400
	RS PCL	3,312,560	1,161,988
*	S 11 Group PCL	890,900	65,868
	S Hotels & Resorts PCL	9,559,800	634,568
	Sabina PCL	1,174,815	816,284
	Sabuy Technology PCL	2,673,800	180,370
	Saha Pathana Inter-Holding PCL	33,600	62,558
	Sahamitr Pressure Container PCL	1,503,700	387,489
	Saha-Union PCL	755,300	596,129
	Saksiam Leasing PCL	1,456,600	191,017
#*	Samart Corp. PCL	2,226,299	369,448
	Sansiri PCL	97,667,885	4,480,178
	Sappe PCL	799,100	2,102,327
#	SC Asset Corp. PCL	14,429,516	1,471,764
	SCB X PCL	2,083,969	5,988,740
	SCG Ceramics PCL	6,288,800	167,995
#	SCG Packaging PCL	2,329,000	2,042,431
*	SEAFCO PCL	4,373,184	320,968
*	SEN X PCL	527,600	6,691
	Sena Development PCL	4,559,850	356,815
#	Sermsang Power Corp. Co. Ltd.	2,908,106	612,068
*	Seven Utilities & Power PLC	17,226,600	158,042
	Siam Cement PCL	514,100	3,454,153
	Siam City Cement PCL	267,799	1,004,427
	Siam City Cement PCL, NVDR	24	90
#	Siam Global House PCL	4,335,392	1,895,125
	Siam Wellness Group PCL, Class F	851,850	189,632
#	Siamgas & Petrochemicals PCL	5,893,300	1,224,458
	Sikarin PCL, Class F	1,405,000	386,697
	Singer Thailand PCL	2,218,600	604,637
#	Singha Estate PCL	21,262,581	470,462
#	Sino-Thai Engineering & Construction PCL	6,633,687	1,915,285
	SiS Distribution Thailand PCL	260,200	194,834
	SISB PCL	701,000	732,967
	SNC Former PCL	1,905,000	352,111
	Somboon Advance Technology PCL	2,103,125	930,687
	SPCG PCL	3,684,200	1,123,353
	Sri Trang Agro-Industry PCL	7,539,938	3,560,413
#	Sri Trang Gloves Thailand PCL	6,730,225	1,679,832
	Srinanaporn Marketing PCL	1,126,300	513,612
	Srisawad Capital 1969 PCL	3,881,400	291,157
#	Srisawad Corp. PCL	2,905,022	3,213,867
	Srithai Superware PCL	8,909,600	302,917
	Srivichai Vejvivat PCL	3,143,900	682,903
#*	Star Petroleum Refining PCL	7,739,599	1,670,718
	Stars Microelectronics Thailand PCL	5,515,102	410,731
*	STP & I PCL	10,388,833	897,039
	Supalai PCL	7,648,425	4,086,314
*	Super Energy Corp. PCL	141,162,575	1,180,799
	Susco PCL	4,788,400	516,827

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SVI PCL	2,050,000	$376,147
#	Synnex Thailand PCL	1,138,160	359,322
	Syntec Construction PCL	7,690,300	373,517
	TAC Consumer PCL, Class F	2,718,300	399,750
#	Taokaenoi Food & Marketing PCL, Class F	2,412,100	676,898
	Tata Steel Thailand PCL	20,449,400	424,880
	Thai Nakarin Hospital PCL	168,000	160,362
	Thai Oil PCL	4,668,989	6,866,160
*	Thai Reinsurance PCL	9,194,700	198,482
	Thai Solar Energy PCL, Class F	4,315,785	137,416
	Thai Stanley Electric PCL, NVDR	7,500	43,915
	Thai Stanley Electric PCL, Class F	241,300	1,412,901
	Thai Union Group PCL, Class F	9,210,960	3,703,273
#	Thai Vegetable Oil PCL	3,470,257	1,854,050
	Thai Wah PCL, Class F	4,164,200	429,229
	Thaicom PCL	4,822,100	1,665,485
#	Thaifoods Group PCL, Class F	11,210,926	1,149,528
	Thaire Life Assurance PCL, Class F	4,029,093	243,529
	Thanachart Capital PCL	1,087,000	1,437,210
	Thitikorn PCL	206,000	26,348
	Thonburi Healthcare Group PCL	1,263,100	1,363,303
#	Thoresen Thai Agencies PCL	10,575,500	1,797,778
	Tipco Asphalt PCL, NVDR	1,033,600	446,238
	Tipco Asphalt PCL	4,143,790	1,789,008
	TIPCO Foods PCL	1,532,900	409,490
	Tisco Financial Group PCL, NVDR	90	236
	Tisco Financial Group PCL	997,700	2,618,088
	TKS Technologies PCL	1,957,572	427,856
	TMBThanachart Bank PCL	58,549,583	2,859,545
	TMT Steel PCL	2,855,800	408,412
	TOA Paint Thailand PCL	1,604,800	1,093,394
	TPC Power Holding PCL, Class F	1,462,300	262,393
#	TPI Polene PCL	53,740,160	1,986,617
#	TPI Polene Power PCL	15,675,839	1,404,311
#	TQM Alpha PCL	1,475,396	995,275
*	Triton Holding PCL	5,331,300	20,140
*	True Corp. PCL	51,005,184	10,872,665
	TTCL PCL	3,006,878	282,351
	TTW PCL	6,034,300	1,465,426
	Union Auction PCL	1,580,200	385,883
	Unique Engineering & Construction PCL	5,285,405	447,819
	United Paper PCL	2,099,100	651,367
	Univanich Palm Oil PCL	5,339,700	1,246,314
	Univentures PCL	4,855,900	267,297
	Vanachai Group PCL	5,890,840	540,444
	VGI PCL	18,899,700	872,058
#	WHA Corp. PCL	24,177,500	3,261,940
	WHA Utilities & Power PCL	5,374,600	565,595
	WICE Logistics PCL	2,343,900	328,880
#	Workpoint Entertainment PCL	2,023,180	477,680
*	Xspring Capital PCL	21,268,433	654,237
*	YGGDRAZIL Group PCL	868,500	158,186

TOTAL THAILAND			460,726,556

TURKEY — (1.3%)

	Adel Kalemcilik Ticaret ve Sanayi AS	46,379	1,070,802
*	Adese Alisveris Merkezleri Ticaret AS	10,610,126	744,065
	Afyon Cimento Sanayi TAS	1,801,694	821,912
	Agesa Hayat ve Emeklilik AS	273,819	716,420

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Akbank TAS	12,595,705	$23,183,550
	Akcansa Cimento AS	337,479	1,573,866
	Aksa Akrilik Kimya Sanayii AS	1,052,228	3,788,101
	Aksa Enerji Uretim AS	613,714	728,488
*	Aksigorta AS	2,769,100	635,561
	Alarko Holding AS	540,663	1,943,177
#*	Albaraka Turk Katilim Bankasi AS	15,060,082	2,329,090
*	Alcatel-Lucent Teletas Telekomunikasyon AS	46,946	171,653
*	Alkim Alkali Kimya AS	571,151	710,346
*	Altinyag Kombinalari AS	194,739	44,749
*	Anadolu Anonim Turk Sigorta Sirketi	1,379,029	3,835,236
	Anadolu Efes Biracilik Ve Malt Sanayii AS	634,746	3,576,068
	Anadolu Hayat Emeklilik AS	532,267	913,371
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	239,079	871,062
	Arcelik AS	325,658	1,739,082
	ARD Grup Bilisim Teknolojileri AS	1,002,909	1,366,745
	Arena Bilgisayar Sanayi ve Ticaret AS	251,208	426,788
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,417,687	2,659,513
	ATP Ticari Bilgisayar Agi VE Elektrik Guc Kaynaklari Uretim Pazarlama VE Ticaret	7,397	32,872
*	Aydem Yenilenebilir Enerji AS, Class A	627,982	547,615
	Ayen Enerji AS	32,977	30,343
	Aygaz AS	362,002	2,192,512
	Aztek Teknoloji Urunleri Ticaret AS	109,888	344,661
	Bagfas Bandirma Gubre Fabrikalari AS	282,584	210,110
*	Banvit Bandirma Vitaminli Yem Sanayii AS	106,947	594,294
*	Baticim Bati Anadolu Cimento Sanayii AS	413,542	1,738,712
*	BatiSoke Soke Cimento Sanayii TAS	329,339	234,364
	Bera Holding AS	4,887,562	2,865,456
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	431,809	633,869
	BIM Birlesik Magazalar AS	818,043	9,773,116
*	Biotrend Cevre VE Enerji Yatirimlari AS	1,182,521	678,078
	Bogazici Beton Sanayi Ve Ticaret AS	957,575	1,116,427
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	103,094	1,913,355
	Borusan Yatirim ve Pazarlama AS	11,130	1,108,394
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	23,700	736,725
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	254,995	992,005
	Bursa Cimento Fabrikasi AS	5,813,803	1,520,392
*	Can2 Termik AS	242,790	137,564
	Celebi Hava Servisi AS	17,127	974,659
*	Cemas Dokum Sanayi AS	5,283,877	513,528
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,743,534	584,174
	Cimsa Cimento Sanayi VE Ticaret AS	2,408,369	2,380,680
	Coca-Cola Icecek AS	301,479	6,757,129
	Deva Holding AS	226,098	526,405
	Dogan Sirketler Grubu Holding AS	8,416,529	3,786,447
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	1,363,537	585,145
	Dogus Otomotiv Servis ve Ticaret AS	400,617	3,509,464
	Eczacibasi Yatirim Holding Ortakligi AS	183,057	1,323,487
	EGE Endustri VE Ticaret AS	4,614	2,493,876
	EGE Gubre Sanayii AS	336,669	474,268
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	859,769	1,377,404
Ω	Enerjisa Enerji AS	1,038,389	2,176,742
	Enka Insaat ve Sanayi AS	2,194,936	2,600,761
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	75,784	538,732
	Eregli Demir ve Celik Fabrikalari TAS	1,895,677	2,515,828
	Escar Turizm Tasimacilik Ticaret AS	92,506	782,482
	Esenboga Elektrik Uretim AS	285,383	188,043
*	Europap Tezol Kagit Sanayi VE Ticaret AS	495,719	341,035

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Europen Endustri Insaat Sanayi VE Ticaret AS	895,564	$430,573
	Ford Otomotiv Sanayi AS	173,167	5,964,580
	Galata Wind Enerji AS	882,981	774,553
	Gentas Genel Metal Sanayi ve Ticaret AS	205,000	54,109
*	Gersan Elektrik Ticaret ve Sanayi AS	405,606	513,098
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	74,761	164,112
	Global Yatirim Holding AS	4,064,104	1,700,738
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	93,446	1,612,589
*	Goodyear Lastikleri TAS	557,241	370,160
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,897,702	1,457,453
	GSD Holding AS	7,249,169	978,547
*	Gubre Fabrikalari TAS	24,931	118,686
*	Hitit Bilgisayar Hizmetleri AS	74,916	181,737
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	1	0
*	Ihlas Holding AS	8,785,408	311,928
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,322,058	962,628
	Info Yatirim AS	793,381	287,297
*	Inveo Yatirim Holding AS	408,216	590,507
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	559,388	742,093
*	Is Finansal Kiralama AS	3,736,995	1,335,038
	Is Yatirim Menkul Degerler AS, Class A	4,259,916	4,923,326
*	Isiklar Enerji ve Yapi Holding AS	3,588,618	544,599
*	Izmir Demir Celik Sanayi AS	4,578,613	1,034,826
	Jantsa Jant Sanayi Ve Ticaret AS	85,884	807,069
	Kafein Yazilim Hizmetleri Ticaret AS	13,781	55,280
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	412,579	326,966
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	1,854,941	1,175,368
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	669,421	398,158
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	5,701,980	4,569,555
*	Karel Elektronik Sanayi ve Ticaret AS	161,217	74,879
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,491,134	698,959
#	Kartonsan Karton Sanayi ve Ticaret AS	93,341	403,072
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	8,459,748	629,648
*	Kerevitas Gida Sanayi ve Ticaret AS	416,578	193,742
	Kervan Gida Sanayi Ve Ticaret AS	542,827	473,137
	Kiler Holding AS	75,129	102,939
	KOC Holding AS	2,210,380	15,426,455
	Kocaer Celik Sanayi Ve Ticaret AS	656,174	1,174,810
#	Kontrolmatik Enerji Ve Muhendislik AS	80,061	583,116
*	Konya Cimento Sanayii AS	6,852	2,427,455
	Konya Kagit Sanayi VE Ticaret AS	49,850	87,897
*	Kordsa Teknik Tekstil AS	399,057	1,233,552
	Koza Altin Isletmeleri AS	603,799	433,710
*	Koza Anadolu Metal Madencilik Isletmeleri AS	760,024	1,216,076
*	Kristal Kola ve Mesrubat Sanayi Ticaret AS	121,248	31,129
	LDR Turizm AS	268,102	608,340
	Logo Yazilim Sanayi Ve Ticaret AS	367,845	1,027,194
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	107,475	285,835
*	Loras Holding AS	2,644,964	253,700
	Margun Enerji Uretim Sanayi VE Ticaret AS	147,205	111,785
*	Marti Otel Isletmeleri AS	481,588	60,089
	Matriks Bilgi Dagitim Hizmetleri AS	16,902	30,394
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,971,154	5,619,694
*	Menderes Tekstil Sanayi ve Ticaret AS	740,599	301,265
*	MIA Teknoloji AS	1,469,827	2,549,046
	Migros Ticaret AS	296,360	4,038,994
*Ω	MLP Saglik Hizmetleri AS	378,691	2,737,594
	Naturel Yenilenebilir Enerji Ticaret AS	270,745	456,274

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Naturelgaz Sanayi ve Ticaret AS	416,527	$243,724
*	NET Holding AS	1,414,526	1,351,826
#	Nuh Cimento Sanayi AS	313,479	2,961,545
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	2,340,034
*	Orge Enerji Elektrik Taahhut AS	313,309	677,417
	Osmanli Yatirim Menkul Degerler AS, Class A	24,519	194,260
	Otokar Otomotiv Ve Savunma Sanayi AS	108,407	1,754,282
#*	Oyak Cimento Fabrikalari AS	1,042,386	1,949,507
*	Oyak Yatirim Menkul Degerler AS	290,013	407,656
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	151,989	377,328
*	Parsan Makina Parcalari Sanayii AS	99,686	333,495
*	Pegasus Hava Tasimaciligi AS	170,855	5,439,347
*	Peker Gayrimenkul Yatirim Ortakligi AS	2,374,983	585,557
	Penta Teknoloji Urunleri Dagitim Ticaret AS	414,542	232,267
*	Petkim Petrokimya Holding AS	2,664,681	1,703,160
*	Petrokent Turizm AS	17,271	178,782
	Pinar SUT Mamulleri Sanayii AS	48,199	141,236
	Polisan Holding AS	987,549	398,586
	Politeknik Metal Sanayi ve Ticaret AS	212	121,203
*	Qua Granite Hayal	3,236,610	415,429
#*	Reysas Tasimacilik ve Lojistik Ticaret AS	214,932	278,493
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	108,358	41,436
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,317,245	2,420,665
*	Sasa Polyester Sanayi AS	213,837	272,250
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	252,446	614,611
	Sekerbank Turk AS	10,858,346	1,626,337
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	684,094	1,112,382
	Sok Marketler Ticaret AS	1,802,258	3,231,608
	SUN Tekstil Sanayi Ve Ticaret AS	340,688	184,917
	Suwen Tekstil Sanayi Pazarlama AS	497,910	302,831
*	TAV Havalimanlari Holding AS	855,271	5,794,569
	Tekfen Holding AS	1,771,187	2,833,758
*	Teknosa Ic Ve Dis Ticaret AS	844,107	1,051,069
	Tofas Turk Otomobil Fabrikasi AS	422,220	3,588,552
*	Tukas Gida Sanayi ve Ticaret AS	2,777,325	779,720
*	Tumosan Motor ve Traktor Sanayi AS	295,483	1,530,208
*	Turcas Petrol AS	709,370	576,027
*	Turk Hava Yollari AO	1,661,643	16,713,348
*	Turk Ilac VE Serum Sanayi AS	37,255	28,566
	Turk Prysmian Kablo ve Sistemleri AS	26,465	29,401
*	Turk Telekomunikasyon AS	1,912,403	2,380,615
	Turk Traktor ve Ziraat Makineleri AS	111,270	3,160,845
	Turkcell Iletisim Hizmetleri AS	4,750,941	11,827,701
	Turkiye Garanti Bankasi AS	2,474,778	6,318,449
	Turkiye Is Bankasi AS, Class C	29,158,737	12,337,087
	Turkiye Petrol Rafinerileri AS	3,708,983	22,391,591
	Turkiye Sigorta AS	1,088,263	2,225,417
*	Turkiye Sinai Kalkinma Bankasi AS	14,740,797	4,458,999
	Turkiye Sise ve Cam Fabrikalari AS	1,986,287	3,085,224
*	Turkiye Vakiflar Bankasi TAO, Class D	4,263,641	2,583,317
*	Ulker Biskuvi Sanayi AS	1,626,170	5,730,622
	Ulusoy Un Sanayi ve Ticaret AS	203,144	179,333
*	Usak Seramik Sanayii AS	597,485	169,454
*	Vakif Finansal Kiralama AS	8,973,563	854,324
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	165,267	468,075
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,695,231	2,538,051
*	Vestel Elektronik Sanayi ve Ticaret AS	1,393,695	3,591,026
	Yapi ve Kredi Bankasi AS	15,416,512	15,437,693
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	808,891	794,607

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Yayla Agro Gida Sanayi VE Nakliyat AS	855,062	$363,960
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,341,548	305,463
*	Zorlu Enerji Elektrik Uretim AS	11,609,650	2,369,167

TOTAL TURKEY			359,725,560

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	8,888,324	20,182,577
	Abu Dhabi Islamic Bank PJSC	7,263,626	22,083,470
	Abu Dhabi National Hotels	5,581,563	967,827
	Abu Dhabi National Insurance Co. PSC	124,046	195,431
	Abu Dhabi National Oil Co. for Distribution PJSC	9,602,472	9,115,920
*	Abu Dhabi Ports Co. PJSC	1,591,045	2,517,506
	Abu Dhabi Ship Building Co. PJSC	423,920	469,453
	ADNOC Drilling Co. PJSC	4,697,525	4,934,934
*	Agility Global PLC	1,969,690	697,159
	Agthia Group PJSC	2,274,834	3,536,829
	Air Arabia PJSC	17,773,379	12,940,897
*	Ajman Bank PJSC	9,280,976	4,742,033
*	AL Seer Marine Supplies & Equipment Co. LLC	678,663	891,930
	AL Yah Satellite Communications Co-PJSC-Yah Sat	3,502,655	2,287,035
	Aldar Properties PJSC	9,685,753	14,394,154
*	Alpha Dhabi Holding PJSC	286,594	1,101,653
	Amanat Holdings PJSC	7,626,478	2,160,356
*	Amlak Finance PJSC	8,588,913	1,841,971
*	Apex Investment Co. PSC	3,453,044	1,670,917
*††	Arabtec Holding PJSC	1,809,860	0
	Aramex PJSC	5,097,352	3,585,465
*	Bayanat AI PLC	548,631	424,662
	Burjeel Holdings PLC	4,491,941	3,589,152
	Dana Gas PJSC	39,694,475	7,454,205
	Deyaar Development PJSC	11,886,980	2,427,110
	Dubai Electricity & Water Authority PJSC	3,988,667	2,550,498
	Dubai Financial Market PJSC	8,888,300	3,332,741
	Dubai Investments PJSC	12,266,563	7,291,573
	Dubai Islamic Bank PJSC	15,938,485	24,131,719
	Emaar Development PJSC	9,290,700	21,106,222
	Emaar Properties PJSC	22,589,280	50,511,786
	Emirates Central Cooling Systems Corp.	1,701,835	736,833
	Emirates Driving Co.	254,156	205,323
	Emirates Integrated Telecommunications Co. PJSC	914,352	1,455,922
	Emirates NBD Bank PJSC	5,229,743	24,217,096
*	Emirates Reem Investments PJSC	46,142	32,884
	Emirates Telecommunications Group Co. PJSC	6,974,241	32,280,241
*	EMSTEEL Building Materials PJSC	10,418,549	4,050,991
*	Eshraq Investments PJSC	13,618,464	1,188,343
	Fertiglobe PLC	8,333,020	6,315,533
	First Abu Dhabi Bank PJSC	6,983,898	23,743,715
*	Ghitha Holding PJSC	97,846	947,980
*	Gulf Navigation Holding PJSC	1,112,100	2,223,204
*	Gulf Pharmaceutical Industries PSC	1,246,662	319,201
*	International Holding Co. PJSC	16,916	1,839,726
*	Manazel PJSC	13,272,844	1,373,020
*	Multiply Group PJSC	10,318,798	6,455,723
	National Central Cooling Co. PJSC	137,800	114,064
*	National Corp. for Tourism & Hotels	252,089	208,650
	Palms Sports PrJSC	106,169	282,906
	RAK Properties PJSC	10,283,741	3,422,980
	Ras Al Khaimah Ceramics	3,263,651	2,451,396
	Salik Co. PJSC	1,165,963	1,097,402

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Shuaa Capital PSC	11,499,694	$410,155
	Taaleem Holdings PJSC	432,302	440,122
	TECOM Group PJSC	269,633	202,440
*	Union Properties PJSC	17,009,230	1,991,334

TOTAL UNITED ARAB EMIRATES			351,144,369

UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	717,901	16,504,544

UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	31,456	191,633
*	Powerfleet, Inc. NJ	130,752	626,302
#*Ω	Sirnaomics Ltd.	93,400	81,920

TOTAL UNITED STATES			899,855

TOTAL COMMON STOCKS			26,610,469,545

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*	Alpargatas SA	648,450	1,181,361
	Banco ABC Brasil SA, 6.724%	707,952	3,156,239
*	Banco ABC Brasil SA	24,726	108,902
Ω	Banco BMG SA, 13.443%	841,100	529,676
	Banco Bradesco SA, 7.954%	6,466,753	17,435,301
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	1,623,428	3,939,297
	Banco Mercantil do Brasil SA, 5.747%	4,092	18,086
	Banco Pan SA, 2.354%	1,617,646	2,847,376
	Banco Pine SA, 8.999%	89,100	74,127
	Centrais Eletricas Brasileiras SA Class B, 4.387%	630,303	5,044,754
	Centrais Eletricas de Santa Catarina SA, 9.689%	65,563	879,796
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	1,543,128	2,362,567
	Cia De Sanena Do Parana, 5.994%	5,415,406	5,370,978
	Cia Energetica de Minas Gerais, 11.044%	5,479,914	10,310,588
	Cia Energetica do Ceara Class A, 0.892%	72,603	482,799
	Companhia Paranaense de Energia Class B, 4.182%	4,858,943	8,505,911
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	705,895	3,394,484
	Energisa SA, 4.462%	2,742	4,024
	Eucatex SA Industria e Comercio, 6.080%	277,759	815,208
	Gerdau SA, 7.761%	3,345,606	11,764,967
	Itau Unibanco Holding SA, 7.531%	6,509,730	39,314,627
	Marcopolo SA, 7.107%	4,397,925	5,581,467
	Petroleo Brasileiro SA, 8.432%	22,001,222	178,040,163
	Raizen SA, 6.330%	5,992,327	3,531,279
	Randon SA Implementos e Participacoes, 5.442%	1,783,426	3,671,537
	Schulz SA, 5.864%	781,878	927,545
	Taurus Armas SA, 11.383%	431,725	1,019,325
	Track & Field Co. SA, 1.599%	192,500	417,060
	Unipar Carbocloro SA Class B, 5.246%	550,589	5,597,510
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	3,812,467	5,807,613

TOTAL BRAZIL			322,134,567

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.106%	329,325	449,025
	Embotelladora Andina SA Class B, 6.361%	1,081,896	3,059,578

TOTAL CHILE			3,508,603

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (0.0%)
	Banco Davivienda SA, 4.810%	364,795	$1,952,764
	Bancolombia SA, 11.016%	80,974	662,571
	Grupo Argos SA, 5.088%	93,838	277,471
	Grupo Aval Acciones y Valores SA, 8.639%	9,901,271	1,168,567
	Grupo de Inversiones Suramericana SA, 5.666%	232,716	1,371,500

TOTAL COLOMBIA			5,432,873

INDIA — (0.0%)
*	Sundaram Clayton Ltd.	2,138	282
PHILIPPINES — (0.0%)

	Cebu Air, Inc., 6.000%	1,180,647	633,501

TOTAL PREFERRED STOCKS			331,709,826

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	1,956	490
*	Grupo Casas Bahia SA Warrants 09/19/2024	923,962	1,779

TOTAL BRAZIL			2,269

INDIA — (0.0%)
*	IIFL Finance Ltd. Rights 05/14/2024	153,396	177,689

SOUTH KOREA — (0.0%)
*	Winpac, Inc. Rights 05/09/2024	11,130	2,650

TAIWAN — (0.0%)
*	Chlitina Holding Ltd. Rights 05/13/2024	10,597	10,414
*	Eris Technology Corp. Rights	9,481	16,770
*	RiTdisplay Corp. Rights 05/15/2024	14,403	1,438
*	Senao Networks, Inc. Warrants	28,862	11,523

TOTAL TAIWAN			40,145

THAILAND — (0.0%)
*	Better World Green PCL Warrants	4,479,216	0
*	Better World Green PCL Warrants 03/21/2025	4,524,644	0
*	Chayo Group PCL Warrants 12/07/2025	11,710	139
*	Ner W2 Warrants 04/18/2025	1,435,650	1,937
*	Power Solution Technologies PCL Rights 05/16/2024	6,564,800	0
*	Power Solution Technologies PCL Warrants 03/11/2025	656,480	0
*	Roctec Global PCL Warrants 02/05/2027	3,999,175	4,316
*	TFG W4 Warrants 04/29/2025	1,121,093	0

TOTAL THAILAND			6,392

TOTAL RIGHTS/WARRANTS			229,145

TOTAL INVESTMENT SECURITIES (Cost $19,525,755,184)			26,942,408,516

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	24,207,306	280,030,112

TOTAL INVESTMENTS — (100.0%) (Cost $19,805,785,003)			$27,222,438,628

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2024, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	818	06/21/24	$212,201,293	$207,240,300	$(4,960,993)

Total Futures Contracts			$212,201,293	$207,240,300	$(4,960,993)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Brazil	$1,001,217,490	$14,748,835	—		$1,015,966,325
Chile	26,390,246	89,010,232	—		115,400,478
China	473,531,908	5,678,134,793	$20,537,229		6,172,203,930
Colombia	29,568,500	981,448	—		30,549,948
Czech Republic	—	27,507,909	—		27,507,909
Egypt	91,869	8,806,891	—		8,898,760
Greece	1,139,604	122,754,129	—		123,893,733
Hong Kong	—	2,634,806	118,251		2,753,057
Hungary	—	54,502,728	—		54,502,728
India	182,299,487	5,419,910,382	2,110,883		5,604,320,752
Indonesia	7,110,453	447,426,260	544,813		455,081,526
Kuwait	70,296,974	5,965,392	—		76,262,366
Malaysia	51,041	418,464,208	—		418,515,249
Mexico	703,100,813	3,336,072	—		706,436,885
Peru	24,101,111	72	—		24,101,183
Philippines	2,915,526	173,615,777	—		176,531,303
Poland	—	289,804,116	—		289,804,116
Qatar	—	190,769,750	—		190,769,750
Saudi Arabia	1,286,963	1,062,677,602	—		1,063,964,565
South Africa	88,651,778	647,232,573	—		735,884,351
South Korea	59,632,544	3,039,323,183	3,723,146		3,102,678,873
Taiwan	384,196,781	4,640,750,904	493,189		5,025,440,874
Thailand	423,305,623	37,420,933	—		460,726,556
Turkey	—	359,725,560	—		359,725,560
United Arab Emirates	1,991,334	349,153,035	—		351,144,369
United Kingdom	16,504,544	—	—		16,504,544
United States	626,302	273,553	—		899,855
Preferred Stocks
Brazil	321,604,891	529,676	—		322,134,567
Chile	—	3,508,603	—		3,508,603
Colombia	5,432,873	—	—		5,432,873
India	—	282	—		282
Philippines	—	633,501	—		633,501
Rights/Warrants
Brazil	—	2,269	—		2,269
India	—	177,689	—		177,689
South Korea	—	2,650	—		2,650
Taiwan	—	40,145	—		40,145
Thailand	—	6,392	—		6,392
Securities Lending Collateral	—	280,030,112	—		280,030,112

Total Investments in Securities	$3,825,048,655	$23,369,862,462	$27,527,511	<>	$27,222,438,628

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(4,960,993)	—	—	$(4,960,993)

Total Financial Instruments	$(4,960,993)	—	—	$(4,960,993)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.0%)
BRAZIL — (3.5%)
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	72,700	$7,840
	Allied Tecnologia SA	4,400	6,355
*	Anima Holding SA	51,901	33,784
	Atacadao SA	87,035	187,224
	Bemobi Mobile Tech SA	10,600	23,823
	Boa Safra Sementes SA	4,043	14,163
	BrasilAgro—Co. Brasileira de Propriedades Agricolas	9,958	49,209
	Brisanet Participacoes SA	17,321	13,676
*	C&A Modas SA	20,700	43,931
	Camil Alimentos SA	21,849	35,303
	Cia Brasileira de Aluminio	43,491	43,302
*	Cia Brasileira de Distribuicao	52,753	29,767
	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	33,587
	Cia Siderurgica Nacional SA	96,638	259,061
	Cielo SA	224,100	240,388
*	Cogna Educacao SA	294,692	123,152
*	Construtora Tenda SA	25,640	60,932
	Cosan SA	186,285	520,189
	Cruzeiro do Sul Educacional SA	17,600	13,626
	CSU Digital SA	3,400	11,675
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,348	192,921
Ω	Desktop SA	9,100	22,782
	Dexco SA	64,466	89,760
*	Diagnosticos da America SA	22,921	20,747
	Dimed SA Distribuidora da Medicamentos	27,700	59,907
*	Embraer SA	91,982	590,764
*	Embraer SA, Sponsored ADR	6,184	158,001
	Empreendimentos Pague Menos SA	46,258	22,538
	Eternit SA	9,700	13,188
	Even Construtora e Incorporadora SA	24,000	32,816
	Ez Tec Empreendimentos e Participacoes SA	19,478	51,653
	Fleury SA	31,185	86,962
	Gerdau SA, Sponsored ADR	102,288	355,962
	Grendene SA	39,360	46,693
*	Grupo Casas Bahia SA	12,957	17,092
	Grupo De Moda Soma SA	95,572	111,721
	Grupo Mateus SA	33,000	47,156
	Grupo SBF SA	13,200	28,268
*	Guararapes Confeccoes SA	16,144	22,851
*Ω	Hapvida Participacoes e Investimentos SA	791,791	562,668
*	Hidrovias do Brasil SA	61,875	52,311
	Hospital Mater Dei SA	10,400	11,376
	Hypera SA	40,700	231,380
*	Infracommerce CXAAS SA	29,900	4,261
*	International Meal Co. Alimentacao SA, Class A	20,700	6,338
	Iochpe Maxion SA	29,100	68,931
	Irani Papel e Embalagem SA	23,183	40,226
*	IRB-Brasil Resseguros SA	11,992	98,109
	Jalles Machado SA	19,672	26,747
	JHSF Participacoes SA	78,158	64,723
	Lavvi Empreendimentos Imobiliarios SA	16,300	27,341
	Lojas Quero-Quero SA	26,575	21,290
	Lojas Renner SA	123,817	365,542
Ω	LWSA SA	72,900	64,580

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	M Dias Branco SA	12,228	$79,925
	Marcopolo SA	19,103	19,535
*	Marfrig Global Foods SA	14,904	27,124
Ω	Meliuz SA	5,610	4,840
*	Moura Dubeux Engenharia SA	15,700	35,043
	Movida Participacoes SA	25,489	34,656
*	MRV Engenharia e Participacoes SA	69,014	89,049
*	Multilaser Industrial SA	25,317	9,264
	Natura & Co. Holding SA	151,035	482,546
	Pet Center Comercio e Participacoes SA	50,520	45,825
	Petroreconcavo SA	21,476	90,121
	Porto Seguro SA	35,644	205,657
	Positivo Tecnologia SA	17,500	31,006
	Qualicorp Consultoria e Corretora de Seguros SA	15,700	4,838
	Romi SA	8,150	15,931
*	Sao Carlos Empreendimentos e Participacoes SA	4,400	23,506
	Sao Martinho SA	31,696	174,515
*Ω	Ser Educacional SA	16,100	17,115
	SLC Agricola SA	43,400	159,555
	TIM SA	130,529	442,671
	Tres Tentos Agroindustrial SA	22,097	43,065
	Trisul SA	19,000	16,722
	Tupy SA	12,000	60,155
	Ultrapar Participacoes SA	95,047	473,167
	Unifique Telecomunicacoes SA	13,000	9,564
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	35,004
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	44,188
	Vibra Energia SA	83,041	375,177
	YDUQS Participacoes SA	28,875	81,132
*	Zamp SA	33,371	24,807

TOTAL BRAZIL			8,524,295

CHILE — (0.3%)
	CAP SA	10,981	78,516
	Cia Sud Americana de Vapores SA	2,409,530	187,984
	Empresa Nacional de Telecomunicaciones SA	23,159	79,605
	Empresas CMPC SA	144,812	285,989
	Inversiones Aguas Metropolitanas SA	44,431	34,340
	PAZ Corp. SA	14,316	8,885
	Ripley Corp. SA	148,996	33,209
	Salfacorp SA	72,948	41,639
	Sociedad Matriz SAAM SA	288,075	31,803
	SONDA SA	85,422	38,082
	Vina Concha y Toro SA	16,384	21,844

TOTAL CHILE			841,896

CHINA — (18.8%)
	361 Degrees International Ltd.	154,000	93,445
Ω	3SBio, Inc.	301,500	241,007
*	5I5J Holding Group Co. Ltd., Class A	18,200	4,956
	AAC Technologies Holdings, Inc.	152,000	483,761
	ADAMA Ltd., Class A	18,500	16,071
	Advanced Technology & Materials Co. Ltd., Class A	28,900	35,112
	AECC Aero-Engine Control Co. Ltd., Class A	18,200	49,034
	Aerospace Hi-Tech Holdings Group Ltd., Class A	22,100	25,199
#*	Agile Group Holdings Ltd.	252,000	19,103
*	Agora, Inc., ADR	14,672	36,533

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Aisino Corp., Class A	23,900	$27,940
	Ajisen China Holdings Ltd.	105,000	14,172
*	Alibaba Pictures Group Ltd.	2,470,000	147,110
#Ω	A-Living Smart City Services Co. Ltd.	129,000	49,037
	Allmed Medical Products Co. Ltd., Class A	10,200	11,573
	Aluminum Corp. of China Ltd., Class H	202,000	133,969
	Angang Steel Co. Ltd., Class H	264,600	43,570
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	24,874
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	18,014
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	40,023
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	7,400	19,381
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,300	9,583
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	15,914
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	29,794
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	7,971
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	15,564
	Anhui Xinhua Media Co. Ltd., Class A	22,500	22,592
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	39,371
*	Anton Oilfield Services Group	374,000	20,557
*	Aotecar New Energy Technology Co. Ltd., Class A	60,800	23,603
	APT Satellite Holdings Ltd.	118,000	33,491
	Art Group Holdings Ltd.	15,000	425
#*Ω	Ascletis Pharma, Inc.	77,000	12,737
	Asia Cement China Holdings Corp.	115,000	29,434
Ω	AsiaInfo Technologies Ltd.	41,600	37,515
	AviChina Industry & Technology Co. Ltd., Class H	401,000	172,459
Ω	BAIC Motor Corp. Ltd., Class H	336,000	95,290
*Ω	Bairong, Inc.	32,500	40,663
	Bank of Chongqing Co. Ltd., Class H	69,500	42,068
*	Bank of Gansu Co. Ltd., Class H	180,000	7,983
	Bank of Guiyang Co. Ltd., Class A	38,500	29,945
	Bank of Guizhou Co. Ltd., Class H	36,000	7,197
Ω	Bank of Qingdao Co. Ltd., Class H	45,000	12,975
	Bank of Suzhou Co. Ltd., Class A	21,200	22,073
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	145,079	14,442
*	Baoye Group Co. Ltd., Class H	50,000	32,562
*	Baozun, Inc., Class A	22,700	19,399
	BBMG Corp., Class H	526,000	43,456
	Befar Group Co. Ltd., Class A	33,500	18,508
	Beibuwan Port Co. Ltd., Class A	20,900	23,289
	Beijing Capital Development Co. Ltd., Class A	63,400	24,120
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	39,105
*	Beijing Capital International Airport Co. Ltd., Class H	302,000	96,098
	Beijing Easpring Material Technology Co. Ltd., Class A	6,200	37,754
	Beijing Energy International Holding Co. Ltd.	1,042,000	19,042
	Beijing Enterprises Holdings Ltd.	85,500	273,732
	Beijing Enterprises Water Group Ltd.	662,000	166,964
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	13,453
*	Beijing Haixin Energy Technology Co. Ltd., Class A	29,300	9,549
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	22,111
*	Beijing Jingyuntong Technology Co. Ltd., Class A	21,500	10,335
*	Beijing North Star Co. Ltd., Class H	92,000	7,851
	Beijing Originwater Technology Co. Ltd., Class A	72,062	48,625
*	Beijing Shougang Co. Ltd., Class A	37,300	16,391
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	13,155
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	14,250
*	Beijing Thunisoft Corp. Ltd., Class A	17,000	14,202
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	21,570
	Beijing Yanjing Brewery Co. Ltd., Class A	29,000	39,574

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	$18,992
*	Bengang Steel Plates Co. Ltd., Class A	61,300	27,134
	BGI Genomics Co. Ltd., Class A	6,900	39,125
	Binhai Investment Co. Ltd.	64,000	9,751
	Black Peony Group Co. Ltd., Class A	25,700	16,532
Ω	Blue Moon Group Holdings Ltd.	158,000	44,322
	Blue Sail Medical Co. Ltd., Class A	15,700	12,273
	Bluestar Adisseo Co., Class A	9,400	12,935
Ω	BOC Aviation Ltd.	34,900	277,585
	BOC International China Co. Ltd., Class A	16,100	22,752
	BOE Varitronix Ltd.	56,000	38,625
*	Bohai Leasing Co. Ltd., Class A	71,897	24,694
	Bright Dairy & Food Co. Ltd., Class A	14,600	18,169
††	Brilliance China Automotive Holdings Ltd.	424,000	352,083
	B-Soft Co. Ltd., Class A	22,100	12,998
*	BTG Hotels Group Co. Ltd., Class A	21,000	44,337
	BYD Electronic International Co. Ltd.	30,500	102,748
	C C Land Holdings Ltd.	243,000	36,831
	C&D International Investment Group Ltd.	111,078	220,036
	Camel Group Co. Ltd., Class A	13,000	14,760
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	21,600	11,106
	Canmax Technologies Co. Ltd., Class A	9,400	27,340
	Canny Elevator Co. Ltd., Class A	14,700	14,124
*	CCCC Design & Consulting Group Co. Ltd., Class A	18,300	27,309
	CCS Supply Chain Management Co. Ltd., Class A	14,100	9,085
	CECEP Solar Energy Co. Ltd., Class A	43,300	30,797
	CECEP Wind-Power Corp., Class A	110,510	47,846
	Central China New Life Ltd.	46,000	6,442
	Central China Securities Co. Ltd., Class H	136,000	19,211
	CGN New Energy Holdings Co. Ltd.	262,000	78,034
	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	22,125
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	19,732
	Chaoju Eye Care Holdings Ltd.	20,000	9,781
	Chaowei Power Holdings Ltd.	99,000	17,681
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	19,161
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	23,394
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	27,503
	Chengdu Wintrue Holding Co. Ltd., Class A	12,100	13,530
*	Chengtun Mining Group Co. Ltd., Class A	30,900	20,832
	Chenguang Biotech Group Co. Ltd., Class A	5,600	7,285
	Chengxin Lithium Group Co. Ltd., Class A	9,100	22,488
	Chengzhi Co. Ltd., Class A	12,800	13,652
	Chervon Holdings Ltd.	11,700	28,414
	China Aerospace International Holdings Ltd.	434,000	17,465
	China Aircraft Leasing Group Holdings Ltd.	51,500	22,446
	China BlueChemical Ltd., Class H	310,000	98,413
*Ω	China Bohai Bank Co. Ltd., Class H	493,500	64,798
	China CAMC Engineering Co. Ltd., Class A	8,800	9,299
#	China Cinda Asset Management Co. Ltd., Class H	1,569,000	141,393
	China Communications Services Corp. Ltd., Class H	416,000	198,867
*	China Conch Environment Protection Holdings Ltd.	269,500	25,587
	China Conch Venture Holdings Ltd.	266,000	194,024
*	China CYTS Tours Holding Co. Ltd., Class A	7,200	10,772
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	99,436
*††	China Dili Group	334,200	5,289
	China Dongxiang Group Co. Ltd.	642,000	31,428
	China Education Group Holdings Ltd.	60,142	33,955
	China Electronics Huada Technology Co. Ltd.	72,000	11,967
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	18,211

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd., Class A	228,779	$69,369
	China Everbright Ltd.	196,000	104,511
Ω	China Feihe Ltd.	605,000	330,854
*	China Film Co. Ltd., Class A	14,700	24,085
	China Foods Ltd.	180,000	68,943
	China Galaxy Securities Co. Ltd., Class H	594,500	322,021
	China Gas Holdings Ltd.	438,000	410,113
	China Glass Holdings Ltd.	122,000	12,770
*	China Gold International Resources Corp. Ltd.	39,600	229,371
*	China Grand Automotive Services Group Co. Ltd., Class A	115,425	23,808
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	30,511
	China Harmony Auto Holding Ltd.	156,500	10,130
#	China Hongqiao Group Ltd.	396,000	546,432
	China International Marine Containers Group Co. Ltd., Class H	199,870	169,074
	China Jinmao Holdings Group Ltd.	564,298	47,817
	China Kepei Education Group Ltd.	22,000	4,158
	China Lesso Group Holdings Ltd.	210,000	88,029
	China Lilang Ltd.	100,000	61,114
*Ω	China Literature Ltd.	71,000	253,616
	China Medical System Holdings Ltd.	177,000	158,034
	China Meheco Co. Ltd., Class A	15,260	23,371
	China Meidong Auto Holdings Ltd.	136,000	43,894
	China Mengniu Dairy Co. Ltd.	456,000	944,593
	China Merchants Land Ltd.	332,000	12,023
	China Merchants Port Holdings Co. Ltd.	215,610	284,738
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	20,917
#	China Modern Dairy Holdings Ltd.	643,000	53,126
	China National Accord Medicines Corp. Ltd., Class A	5,200	25,182
	China National Building Material Co. Ltd., Class H	636,000	246,093
	China National Medicines Corp. Ltd., Class A	9,200	44,086
Ω	China New Higher Education Group Ltd.	80,000	23,859
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	23,600	16,558
	China Nonferrous Mining Corp. Ltd.	56,000	50,621
*	China Oil & Gas Group Ltd.	1,080,000	28,747
	China Oilfield Services Ltd., Class H	304,000	325,069
	China Oriental Group Co. Ltd.	252,000	33,640
	China Overseas Grand Oceans Group Ltd.	353,590	75,952
	China Publishing & Media Co. Ltd., Class A	28,500	28,752
	China Railway Hi-tech Industry Co. Ltd., Class A.	32,800	35,291
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	110,841
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	21,724
*	China Rare Earth Holdings Ltd.	348,000	15,689
	China Reinsurance Group Corp., Class H	963,000	68,556
#*††Ω	China Renaissance Holdings Ltd.	44,400	7,719
	China Resources Building Materials Technology Holdings Ltd.	480,000	81,014
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A.	15,400	46,250
	China Resources Gas Group Ltd.	147,600	463,903
	China Resources Medical Holdings Co. Ltd.	161,000	84,812
Ω	China Resources Pharmaceutical Group Ltd.	266,500	172,335
#	China Risun Group Ltd.	220,000	88,367
*	China Ruifeng Renewable Energy Holdings Ltd.	294,000	9,358
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	35,486
*	China Shanshui Cement Group Ltd.	115,000	9,371
Ω	China Shengmu Organic Milk Ltd.	453,000	11,142
	China Shineway Pharmaceutical Group Ltd.	66,000	77,844
	China South Publishing & Media Group Co. Ltd., Class A.	30,700	51,208
	China State Construction International Holdings Ltd.	304,000	320,751
*	China Sunshine Paper Holdings Co. Ltd.	117,500	28,320

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Taiping Insurance Holdings Co. Ltd.	253,600	$231,870
*	China Tianrui Group Cement Co. Ltd., Class C	72,000	442
*	China Tianying, Inc., Class A	40,700	26,243
	China Traditional Chinese Medicine Holdings Co. Ltd.	580,000	315,824
*	China TransInfo Technology Co. Ltd., Class A	21,600	29,115
	China Travel International Investment Hong Kong Ltd.	416,000	66,700
#	China Vanke Co. Ltd., Class H	315,600	185,095
	China West Construction Group Co. Ltd., Class A	12,600	10,288
	China XLX Fertiliser Ltd.	113,000	51,365
	China Yongda Automobiles Services Holdings Ltd.	176,500	47,828
Ω	China Youran Dairy Group Ltd.	64,000	9,758
	China Zheshang Bank Co. Ltd., Class H	501,099	144,498
††	China Zhongwang Holdings Ltd.	360,400	14,512
	Chinasoft International Ltd.	382,000	229,706
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	20,100	40,640
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,608
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	10,887
	Chongqing Rural Commercial Bank Co. Ltd., Class H	411,000	175,921
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	31,985
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	28,732
	CIMC Enric Holdings Ltd.	128,000	126,639
Ω	CIMC Vehicles Group Co. Ltd., Class H	17,000	16,023
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	18,299
	CITIC Resources Holdings Ltd.	674,000	45,401
	City Development Environment Co. Ltd., Class A	17,280	29,320
*	Citychamp Watch & Jewellery Group Ltd.	110,000	14,596
#*	CMGE Technology Group Ltd.	302,000	51,294
	CMST Development Co. Ltd., Class A	27,600	19,704
*	CNFinance Holdings Ltd., ADR	7,137	13,204
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,400	41,548
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	14,040	15,057
	COFCO Biotechnology Co. Ltd., Class A	17,700	15,370
#*	COFCO Joycome Foods Ltd.	484,000	109,802
	COFCO Sugar Holding Co. Ltd., Class A	19,200	26,537
	Comba Telecom Systems Holdings Ltd.	376,000	28,578
	Concord New Energy Group Ltd.	1,520,000	117,997
	Consun Pharmaceutical Group Ltd.	112,000	83,518
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	85,697
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	52,000	60,984
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	54,765
	COSCO SHIPPING Ports Ltd.	281,188	172,554
	CPMC Holdings Ltd.	127,000	108,338
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	31,416
	CSG Holding Co. Ltd., Class A	37,592	29,071
	CSSC Hong Kong Shipping Co. Ltd.	300,000	53,117
	CTS International Logistics Corp. Ltd., Class A	20,600	18,878
	Daan Gene Co. Ltd., Class A	19,600	18,862
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	24,366
	Dashang Co. Ltd., Class A	8,900	25,093
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	23,351
*	Deppon Logistics Co. Ltd., Class A	7,000	16,025
	DHC Software Co. Ltd., Class A	40,200	30,260
	Dian Diagnostics Group Co. Ltd., Class A	6,600	12,816
	Digital China Group Co. Ltd., Class A	3,600	15,195
	Digital China Holdings Ltd.	131,000	47,819
	Digital China Information Service Group Co. Ltd., Class A	13,800	25,690
	Do-Fluoride New Materials Co. Ltd., Class A	5,200	9,893
	Dongfang Electric Corp. Ltd., Class H	69,800	94,686
	Dongfeng Motor Group Co. Ltd., Class H	412,000	149,409

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongguan Aohai Technology Co. Ltd., Class A	3,600	$16,561
	Dongguan Development Holdings Co. Ltd., Class A	20,800	28,960
	Dongxing Securities Co. Ltd., Class A	21,300	25,840
	Dongyue Group Ltd.	282,000	248,655
*	DouYu International Holdings Ltd.	2,018	17,310
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	16,670
	E-Commodities Holdings Ltd.	260,000	53,773
	Edvantage Group Holdings Ltd.	53,740	16,846
	Elion Energy Co. Ltd., Class A	55,400	15,683
	Era Co. Ltd., Class A	28,900	18,367
	Essex Bio-technology Ltd	59,000	17,282
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	15,471
	EVA Precision Industrial Holdings Ltd.	196,000	19,679
#	Ever Sunshine Services Group Ltd.	108,000	22,685
Ω	Everbright Securities Co. Ltd., Class H	65,200	45,720
#*Ω	Everest Medicines Ltd.	24,500	76,082
*	Fangda Carbon New Material Co. Ltd., Class A	54,500	38,073
*	Fangda Special Steel Technology Co. Ltd., Class A	24,000	13,764
	Far East Horizon Ltd.	267,000	198,196
	FAWER Automotive Parts Co. Ltd., Class A	23,200	18,313
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,100	34,131
*	FIH Mobile Ltd.	323,000	35,958
	Financial Street Holdings Co. Ltd., Class A	33,100	14,079
	FinVolution Group, ADR	21,839	104,172
	First Capital Securities Co. Ltd., Class A	46,400	36,654
	Fosun International Ltd.	412,500	243,371
	Fufeng Group Ltd.	313,000	228,381
	Fujian Funeng Co. Ltd., Class A	38,610	53,104
	Fujian Longking Co. Ltd., Class A	7,900	14,983
	Fujian Star-net Communication Co. Ltd., Class A	10,400	21,868
	Fujian Sunner Development Co. Ltd., Class A	11,100	23,949
Ω	Ganfeng Lithium Group Co. Ltd., Class H	57,800	169,497
	Gansu Energy Chemical Co. Ltd., Class A	102,700	49,917
	Gansu Shangfeng Cement Co. Ltd., Class A	12,240	11,736
	GCL Energy Technology Co. Ltd., Class A	25,936	33,815
	GCL Technology Holdings Ltd.	166,000	24,587
*	GDS Holdings Ltd., Class A	192,200	195,236
	Geely Automobile Holdings Ltd.	973,000	1,171,062
	Gemdale Corp., Class A	62,100	33,982
#	Gemdale Properties & Investment Corp. Ltd.	1,096,000	38,995
Ω	Genertec Universal Medical Group Co. Ltd.	176,500	105,970
	GF Securities Co. Ltd., Class H	147,000	146,447
	Giant Network Group Co. Ltd., Class A	27,100	43,807
*	Global New Material International Holdings Ltd.	55,000	28,657
*	Glorious Property Holdings Ltd.	294,000	375
	Goldenmax International Group Ltd., Class A	8,100	7,693
	Goldwind Science & Technology Co. Ltd., Class H	143,478	57,370
*	Goodbaby International Holdings Ltd.	204,000	17,900
	Grand Pharmaceutical Group Ltd., Class L	189,500	104,604
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	16,195
*	Greatview Aseptic Packaging Co. Ltd.	194,000	52,392
	Greentown China Holdings Ltd.	199,500	174,925
	Greentown Service Group Co. Ltd.	254,000	115,398
	Guangdong Advertising Group Co. Ltd., Class A	41,100	29,955
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	13,782
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	13,826
	Guangdong Dowstone Technology Co. Ltd., Class A	10,700	16,079
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	9,648
	Guangdong Hybribio Biotech Co. Ltd., Class A	15,750	13,574

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	$14,295
	Guangdong Tapai Group Co. Ltd., Class A	17,100	16,324
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	31,900	9,610
*	Guangshen Railway Co. Ltd., Class H	280,000	76,012
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	42,483
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	11,621
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	26,600	8,957
	Guangzhou Automobile Group Co. Ltd., Class H	488,000	201,605
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	27,945	39,848
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	79,803
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,100	23,399
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	9,300	42,820
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	28,200	22,461
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	19,541
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	16,818
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	22,500	12,283
	Guomai Technologies, Inc., Class A	19,700	18,908
*	Guosheng Financial Holding, Inc., Class A	24,900	40,762
*	Hainan Meilan International Airport Co. Ltd., Class H	51,000	49,667
	Haitian International Holdings Ltd.	68,000	221,466
	Haitong Securities Co. Ltd., Class H	296,000	141,376
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	174,000	18,850
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	20,963
	Hangxiao Steel Structure Co. Ltd., Class A	22,600	8,765
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	31,548
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	1,900	11,767
	Hangzhou Onechance Tech Corp., Class A	7,700	18,951
	Han’s Laser Technology Industry Group Co. Ltd., Class A	19,100	55,481
*Ω	Harbin Bank Co. Ltd., Class H	451,000	17,518
	Harbin Electric Co. Ltd., Class H	164,000	52,971
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	11,973
	HBIS Resources Co. Ltd., Class A	11,400	28,444
	Health & Happiness H&H International Holdings Ltd.	45,000	58,503
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	16,347
	Hello Group, Inc., Sponsored ADR	27,468	160,138
	Henan Liliang Diamond Co. Ltd., Class A	2,600	12,094
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	33,164
	Henan Pinggao Electric Co. Ltd., Class A	18,300	37,450
*	Henan Yicheng New Energy Co. Ltd., Class A	20,400	11,480
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	22,091
	Hengan International Group Co. Ltd.	108,000	362,574
*	Hengdeli Holdings Ltd.	392,000	7,621
*	Hengyi Petrochemical Co. Ltd., Class A	23,800	24,579
	Hesteel Co. Ltd., Class A	142,500	42,994
*	Hi Sun Technology China Ltd.	390,000	25,873
	Homeland Interactive Technology Ltd.	66,000	17,589
*	Hopson Development Holdings Ltd.	226,895	107,821
*	Horizon Construction Development Ltd.	9,888	2,511
	Hoyuan Green Energy Co. Ltd., Class A	9,749	29,533
#*Ω	Hua Hong Semiconductor Ltd.	101,000	199,041
	Huaan Securities Co. Ltd., Class A	39,500	26,297
	Huabao Flavours & Fragrances Co. Ltd., Class A	3,900	10,036
	Huapont Life Sciences Co. Ltd., Class A	18,200	11,651
	Huaxi Securities Co. Ltd., Class A	43,100	43,898
	Huaxin Cement Co. Ltd., Class A	17,600	33,730
	Huaxin Cement Co. Ltd., Class H.	35,300	31,443
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	17,223
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,000	38,494
	Huishang Bank Corp. Ltd., Class H	31,000	9,433

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	$22,434
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	34,900	12,363
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	10,694
*	HUYA, Inc., ADR	16,789	75,383
*	Hytera Communications Corp. Ltd., Class A	29,500	17,264
*	HyUnion Holding Co. Ltd., Class A	23,200	18,172
Ω	IMAX China Holding, Inc.	16,100	14,480
	Infore Environment Technology Group Co. Ltd., Class A	41,500	29,326
Ω	Ingdan, Inc.	64,000	8,671
*	Inkeverse Group Ltd.	144,000	15,148
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	39,700	39,260
	Inspur Digital Enterprise Technology Ltd.	52,000	25,680
	Intco Medical Technology Co. Ltd., Class A	7,680	29,201
	Intron Technology Holdings Ltd.	67,000	16,137
	IVD Medical Holding Ltd.	28,000	7,194
	Jade Bird Fire Co. Ltd., Class A	8,960	17,951
*Ω	JD Health International, Inc.	114,900	391,904
*Ω	JD Logistics, Inc.	243,100	263,113
	Jiangling Motors Corp. Ltd., Class A	13,700	49,230
	Jiangsu Azure Corp., Class A	10,600	12,270
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	51,700	56,737
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	10,400	14,911
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	20,453
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	2,800	18,775
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	32,958
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	23,534
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	9,000	27,115
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	19,589
	Jiangsu Shagang Co. Ltd., Class A	44,600	24,642
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,600	12,047
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	18,619
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	25,523
	Jiangxi Bank Co. Ltd., Class H	140,500	13,613
	Jiangxi Copper Co. Ltd., Class H	212,000	431,766
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	5,918
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	9,503
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	23,600	48,430
*	Jilin Chemical Fibre, Class A	36,700	18,446
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	581
	Jinchuan Group International Resources Co. Ltd.	463,000	45,224
#	JinkoSolar Holding Co. Ltd., ADR	7,553	182,178
	Jinmao Property Services Co. Ltd.	5,740	1,785
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	25,200	55,207
	Jinneng Science&Technology Co. Ltd., Class A	7,300	6,828
*Ω	Jinxin Fertility Group Ltd.	383,000	129,165
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	13,343
	Jiuzhitang Co. Ltd., Class A	15,800	17,090
	Jizhong Energy Resources Co. Ltd., Class A	36,400	37,643
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	38,739
	Joinn Laboratories China Co. Ltd., Class A	5,740	12,935
	Joy City Property Ltd.	498,000	14,104
	JSTI Group, Class A	29,400	34,310
	Ju Teng International Holdings Ltd.	256,000	33,758
	Juewei Food Co. Ltd., Class A	3,600	10,060
*Ω	JW Cayman Therapeutics Co. Ltd.	38,000	8,639
*	JY Grandmark Holdings Ltd.	30,000	3,076
*	Kasen International Holdings Ltd.	181,000	6,405
	KBC Corp. Ltd., Class A	1,888	9,737
	Keshun Waterproof Technologies Co. Ltd., Class A	18,700	11,652

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kinetic Development Group Ltd.	112,000	$13,001
	Kingboard Holdings Ltd.	110,500	242,854
	Kingboard Laminates Holdings Ltd.	153,500	131,492
	Kingfa Sci & Tech Co. Ltd., Class A	33,200	34,114
	Kingsoft Corp. Ltd.	98,000	318,400
*	Konka Group Co. Ltd., Class A	13,600	5,744
	Kunlun Energy Co. Ltd.	728,000	705,708
	Lee & Man Chemical Co. Ltd.	34,000	14,552
	Lee & Man Paper Manufacturing Ltd.	275,000	82,774
	Lee’s Pharmaceutical Holdings Ltd.	36,500	5,158
Ω	Legend Holdings Corp., Class H	111,300	78,611
	Lenovo Group Ltd.	24,000	26,994
*	Leo Group Co. Ltd., Class A	88,700	24,378
	LexinFintech Holdings Ltd., ADR	20,341	34,173
	Leyard Optoelectronic Co. Ltd., Class A	44,200	30,427
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	6,275
*	Liao Ning Oxiranchem, Inc., Class A	21,300	15,449
	Liaoning Cheng Da Co. Ltd., Class A	20,200	28,829
	Liaoning Port Co. Ltd., Class H	396,000	31,223
*	Lier Chemical Co. Ltd., Class A	11,100	14,624
*	Lingbao Gold Group Co. Ltd., Class H	46,000	17,227
#Ω	Linklogis, Inc., Class B	87,000	18,972
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	5,700	15,470
	LK Technology Holdings Ltd.	80,000	32,410
	Loncin Motor Co. Ltd., Class A	26,200	23,415
Ω	Longfor Group Holdings Ltd.	335,000	496,183
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	15,545
	Longshine Technology Group Co. Ltd., Class A	12,200	16,741
	Lonking Holdings Ltd.	365,000	67,071
	Luenmei Quantum Co. Ltd., Class A	13,600	11,048
	Luoniushan Co. Ltd., Class A	18,100	12,322
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	11,689
	Luxi Chemical Group Co. Ltd., Class A	27,800	44,369
#*Ω	Luye Pharma Group Ltd.	357,000	125,792
*	Maanshan Iron & Steel Co. Ltd., Class H	314,000	45,927
	Maccura Biotechnology Co. Ltd., Class A	6,500	11,756
*Ω	Maoyan Entertainment	70,400	87,040
#Ω	Medlive Technology Co. Ltd.	12,500	13,132
	Metallurgical Corp. of China Ltd., Class H	506,000	98,499
	M-Grass Ecology & Environment Group Co. Ltd., Class A	36,600	14,360
Ω	Midea Real Estate Holding Ltd.	51,200	28,575
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	24,889
	Min Xin Holdings Ltd.	42,000	13,656
	Ming Yang Smart Energy Group Ltd., Class A	31,100	41,884
#*	Ming Yuan Cloud Group Holdings Ltd.	79,000	24,608
*	Minmetals Land Ltd.	338,000	15,126
	Minth Group Ltd.	134,000	228,417
	MLS Co. Ltd., Class A	26,700	30,829
	Monalisa Group Co. Ltd., Class A	4,900	7,003
*	Morimatsu International Holdings Co. Ltd.	18,000	11,391
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	13,756
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	65,713
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	701
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	12,327
*	Nayuki Holdings Ltd.	43,500	15,314
	NetDragon Websoft Holdings Ltd.	46,000	64,436
	New China Life Insurance Co. Ltd., Class H	132,800	254,678
	Nexteer Automotive Group Ltd.	158,000	83,283
*	Nine Dragons Paper Holdings Ltd.	303,000	133,868

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	$23,396
	Ningbo Joyson Electronic Corp., Class A	9,000	21,752
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	3,734	15,689
	Ningbo Shanshan Co. Ltd., Class A	12,800	20,867
	Ningbo Yunsheng Co. Ltd., Class A	17,300	14,333
*	Niu Technologies, Sponsored ADR	11,330	25,719
	Noah Holdings Ltd., Sponsored ADR	3,990	50,154
	Norinco International Cooperation Ltd., Class A	11,200	18,644
	North Huajin Chemical Industries Co. Ltd., Class A	26,900	18,223
	North Industries Group Red Arrow Co. Ltd., Class A	14,600	26,911
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	16,962
	Northeast Securities Co. Ltd., Class A	31,000	29,390
	Offshore Oil Engineering Co. Ltd., Class A	53,041	46,480
	Onewo, Inc., Class H	20,700	54,537
	Opple Lighting Co. Ltd., Class A	10,173	25,470
	ORG Technology Co. Ltd., Class A	45,300	29,164
*	Orient Group, Inc., Class A	37,500	7,654
	Orient Overseas International Ltd.	23,000	335,456
Ω	Orient Securities Co. Ltd., Class H	159,600	66,066
*	Oriental Energy Co. Ltd., Class A	28,500	35,957
	Oriental Pearl Group Co. Ltd., Class A	42,100	40,012
	PAX Global Technology Ltd.	84,000	70,281
*	PCI Technology Group Co. Ltd., Class A	29,800	18,469
	PhiChem Corp., Class A	7,800	12,749
*Ω	Ping An Healthcare & Technology Co. Ltd.	64,900	91,759
	PNC Process Systems Co. Ltd., Class A	6,000	20,528
*	Polaris Bay Group Co. Ltd., Class A	37,000	38,042
	Poly Property Group Co. Ltd.	389,560	71,091
	Poly Property Services Co. Ltd., Class H	14,600	59,313
	Pony Testing International Group Co. Ltd., Class A	11,400	14,980
	Pou Sheng International Holdings Ltd.	480,000	40,355
	Prinx Chengshan Holdings Ltd.	18,000	16,679
	PW Medtech Group Ltd.	123,000	14,537
*	Q Technology Group Co. Ltd.	94,000	38,690
	Qifu Technology, Inc., ADR	19,353	353,966
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	21,757
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	4,500	7,550
	Qingdao Gon Technology Co. Ltd., Class A	3,900	12,387
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	25,633
*	Qingdao Rural Commercial Bank Corp., Class A	113,800	44,540
	Qingdao Sentury Tire Co. Ltd., Class A	12,040	43,525
	Qinhuangdao Port Co. Ltd., Class H	107,500	22,315
*	Qudian, Inc., Sponsored ADR	29,458	70,110
#*	Radiance Holdings Group Co. Ltd.	119,000	32,286
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	5,397
Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	20,833
#*††Ω Redco Properties Group Ltd.		160,000	5,113
	Renhe Pharmacy Co. Ltd., Class A	38,400	34,548
	Rianlon Corp., Class A	3,400	14,068
	Risen Energy Co. Ltd., Class A	22,800	40,726
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	13,339
	Riyue Heavy Industry Co. Ltd., Class A	17,000	28,741
*	Roshow Technology Co. Ltd., Class A	17,600	14,170
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	9,524
	Sansure Biotech, Inc., Class A	4,502	12,691
	Sany Heavy Equipment International Holdings Co. Ltd.	120,000	84,322
	Sealand Securities Co. Ltd., Class A	67,800	31,367
*	Seazen Group Ltd.	522,190	90,102
*	Seazen Holdings Co. Ltd., Class A	28,400	38,470

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	S-Enjoy Service Group Co. Ltd.	43,000	$15,976
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	9,211
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	19,618
*	Shandong Hi-Speed New Energy Group Ltd.	112,800	27,960
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	19,100	14,865
*	Shandong Humon Smelting Co. Ltd., Class A	15,300	25,548
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	7,000	18,148
	Shandong Publishing & Media Co. Ltd., Class A	31,200	43,944
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	422,800	286,721
	Shandong Xiantan Co. Ltd., Class A	10,050	8,497
	Shanghai AJ Group Co. Ltd., Class A	15,600	9,677
	Shanghai Bailian Group Co. Ltd., Class A	25,800	31,500
	Shanghai Construction Group Co. Ltd., Class A	100,139	33,096
*	Shanghai Electric Group Co. Ltd., Class H	316,000	64,279
	Shanghai Environment Group Co. Ltd., Class A	10,900	13,975
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	81,000	127,159
	Shanghai Industrial Holdings Ltd.	79,000	110,295
	Shanghai Industrial Urban Development Group Ltd.	515,200	32,019
	Shanghai Jahwa United Co. Ltd., Class A	5,900	16,999
	Shanghai Lingang Holdings Corp. Ltd., Class A	22,300	32,472
	Shanghai Maling Aquarius Co. Ltd., Class A	21,900	19,164
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	17,214
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	130,100	184,880
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	12,314
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	35,108
	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	34,139
	Shanghai Tunnel Engineering Co. Ltd., Class A	49,700	46,001
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	19,091
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	30,200	24,679
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	9,500	24,083
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	19,678
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	12,356
	Shanxi Coking Co. Ltd., Class A	32,110	20,059
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	19,684
*	Shanxi Meijin Energy Co. Ltd., Class A	31,900	26,668
	Shanxi Securities Co. Ltd., Class A	49,010	35,444
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,400	44,383
*	Shanying International Holding Co. Ltd., Class A	57,700	14,611
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	19,661
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	79,200	14,984
*	Shenzhen Airport Co. Ltd., Class A	31,600	30,468
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	14,423
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	18,746
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	15,700	22,807
	Shenzhen Gas Corp. Ltd., Class A	36,200	37,342
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	12,679
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	9,366
	Shenzhen International Holdings Ltd.	251,700	201,309
	Shenzhen Investment Ltd.	548,068	69,669
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	14,711
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,300	40,418
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	35,149
	Shenzhen Leaguer Co. Ltd., Class A	24,800	20,949
	Shenzhen MTC Co. Ltd., Class A	72,200	53,982
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	56,000	19,004
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	91,300	33,175
	Shenzhen Senior Technology Material Co. Ltd., Class A	8,900	12,537
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	18,900	22,002
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	14,857

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Topband Co. Ltd., Class A	14,200	$19,820
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	23,058
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	16,019
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	44,381
	Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	11,716
	Shinva Medical Instrument Co. Ltd., Class A	6,100	18,705
	Shoucheng Holdings Ltd.	412,000	73,928
	Shougang Fushan Resources Group Ltd.	332,790	126,778
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	6,379
	Shui On Land Ltd.	764,000	71,211
	Sichuan Development Lomon Co. Ltd., Class A	31,600	30,668
*	Sichuan Haite High-tech Co. Ltd., Class A	15,500	22,443
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	26,391
*	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	28,326
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	21,081
	Sichuan Yahua Industrial Group Co. Ltd., Class A	26,700	38,598
	SIIC Environment Holdings Ltd.	193,000	23,309
*	Silver Grant International Holdings Group Ltd.	324,000	5,358
Ω	Simcere Pharmaceutical Group Ltd.	83,000	56,974
	Sino Biopharmaceutical Ltd.	1,117,000	381,677
	Sinochem International Corp., Class A	30,600	17,320
	Sinofert Holdings Ltd.	464,000	51,502
	Sinoma Science & Technology Co. Ltd., Class A	18,100	38,709
	Sinomach Automobile Co. Ltd., Class A	21,400	20,954
	Sinopec Engineering Group Co. Ltd., Class H	282,500	181,959
	Sinopec Kantons Holdings Ltd.	230,000	117,787
	Sinopharm Group Co. Ltd., Class H	220,400	556,590
	Sino-Platinum Metals Co. Ltd., Class A	10,660	21,872
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	10,710
	Sinotrans Ltd., Class H	393,000	188,391
	Sinotruk Hong Kong Ltd.	114,000	283,713
	Sinotruk Jinan Truck Co. Ltd., Class A	15,860	35,663
	Skyworth Digital Co. Ltd., Class A	15,900	22,949
	Skyworth Group Ltd.	236,434	97,231
Ω	Smoore International Holdings Ltd.	176,000	153,281
	Sobute New Materials Co. Ltd., Class A	3,300	3,679
*	SOHO China Ltd.	381,500	36,827
	Southwest Securities Co. Ltd., Class A	37,400	20,428
	SPIC Industry-Finance Holdings Co. Ltd., Class A	59,300	33,305
*	STO Express Co. Ltd., Class A	22,300	28,114
	Sumavision Technologies Co. Ltd., Class A	19,300	12,431
#	Sun Art Retail Group Ltd.	456,000	94,122
#*	Sun King Technology Group Ltd.	290,000	42,064
	Suning Universal Co. Ltd., Class A	39,700	11,270
	Sunwoda Electronic Co. Ltd., Class A	20,400	42,707
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	28,350
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,100	23,464
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	11,560
	SY Holdings Group Ltd.	77,500	44,645
	Symphony Holdings Ltd.	240,000	24,212
	Tangshan Jidong Cement Co. Ltd., Class A	27,600	19,625
	TangShan Port Group Co. Ltd., Class A	72,600	44,274
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	18,202
	Tasly Pharmaceutical Group Co. Ltd., Class A	12,200	25,998
	Tayho Advanced Materials Group Co. Ltd., Class A	22,600	32,995
	TCL Electronics Holdings Ltd.	176,000	115,677
*	Tencent Music Entertainment Group, ADR	28,036	351,852
	Tian An China Investment Co. Ltd.	123,000	60,782
	Tiande Chemical Holdings Ltd.	156,000	22,649

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tiangong International Co. Ltd.	258,000	$55,681
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	25,465
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	17,819
	Tianjin Port Development Holdings Ltd.	526,000	42,140
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	10,394
	Tianjin Teda Co. Ltd., Class A	47,200	23,075
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,400	8,908
*	Tianma Microelectronics Co. Ltd., Class A	30,100	33,616
	Tianneng Power International Ltd.	122,000	93,738
	Tianqi Lithium Corp., Class H.	4,800	18,484
	Tianshui Huatian Technology Co. Ltd., Class A	20,900	23,517
#*	Tibet Water Resources Ltd.	477,000	15,960
	Tofflon Science & Technology Group Co. Ltd., Class A	6,300	12,985
	Tomson Group Ltd.	84,250	17,337
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	76,933
*	Tongdao Liepin Group	20,400	7,801
*	Tongguan Gold Group Ltd.	112,000	6,982
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	16,905
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	18,267
*	Topsec Technologies Group, Inc., Class A	14,700	12,611
	Transfar Zhilian Co. Ltd., Class A	38,900	24,037
	TravelSky Technology Ltd., Class H	155,000	201,350
*	Trigiant Group Ltd.	210,000	10,221
	Truking Technology Ltd., Class A	11,700	13,628
	Truly International Holdings Ltd.	366,000	39,396
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	13,216
	Unilumin Group Co. Ltd., Class A	12,900	10,057
	Uni-President China Holdings Ltd.	106,000	81,290
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,300	10,490
*††Ω Venus MedTech Hangzhou, Inc., Class H		47,000	25,354
	Victory Giant Technology Huizhou Co. Ltd., Class A	11,700	46,754
	Vipshop Holdings Ltd., ADR	23,025	346,296
*Ω	Viva Biotech Holdings	200,000	13,442
*	Vnet Group, Inc., ADR	17,862	30,187
	Wangneng Environment Co. Ltd., Class A	10,100	20,082
	Wanguo International Mining Group Ltd.	78,000	80,255
	Wanxiang Qianchao Co. Ltd., Class A	50,000	35,076
	Wasion Holdings Ltd.	124,000	101,264
	Wasu Media Holding Co. Ltd., Class A	24,500	25,338
#	Weibo Corp., Sponsored ADR	8,697	74,968
	Weibo Corp., Class A	2,700	23,574
	Weifu High-Technology Group Co. Ltd., Class A	12,200	31,199
	Wellhope Foods Co. Ltd., Class A	18,200	18,019
	West China Cement Ltd.	394,000	60,149
	Wharf Holdings Ltd.	183,000	588,776
	Windey Energy Technology Group Co. Ltd., Class A	10,400	14,133
	Winner Medical Co. Ltd., Class A	4,200	18,132
	Wolong Electric Group Co. Ltd., Class A	12,900	24,658
	Wuchan Zhongda Group Co. Ltd., Class A	81,140	52,764
*	Wuhan P&S Information Technology Co. Ltd., Class A	28,300	19,656
	Wuhu Token Science Co. Ltd., Class A	41,900	29,786
	Wuling Motors Holdings Ltd.	110,000	5,992
	Wushang Group Co. Ltd., Class A	19,800	20,764
*Ω	Wuxi Biologics Cayman, Inc.	519,000	899,082
*	Wuxi Taiji Industry Co. Ltd., Class A	23,200	20,033
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	67,000	15,440
	Xiamen Bank Co. Ltd., Class A	24,700	18,959
	Xiamen ITG Group Corp. Ltd., Class A	23,400	23,815
	Xiamen Xiangyu Co. Ltd., Class A	24,200	22,562

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiandai Investment Co. Ltd., Class A	38,000	$20,819
	Xiangcai Co. Ltd., Class A	33,700	32,509
	Xianhe Co. Ltd., Class A	3,200	8,022
	Xilinmen Furniture Co. Ltd., Class A	7,500	19,357
*	Xinfengming Group Co. Ltd., Class A	26,200	51,605
	Xingda International Holdings Ltd.	191,510	35,600
	Xingfa Aluminium Holdings Ltd.	20,000	19,108
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	66,614
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H.	152,000	21,081
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	22,620
*	Xinte Energy Co. Ltd., Class H	64,000	71,451
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	40,443
	Xinyi Solar Holdings Ltd.	774,000	532,563
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	21,438
*Ω	XJ International Holdings Co. Ltd.	96,000	2,913
	Xtep International Holdings Ltd.	212,500	134,304
*	Xunlei Ltd., ADR	18,989	29,433
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	20,000	21,003
	Yankuang Energy Group Co. Ltd., Class H	22,000	47,726
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	25,907
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,700	20,401
	Yeebo International Holdings Ltd.	46,000	21,689
	Yibin Tianyuan Group Co. Ltd., Class A	14,900	9,463
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	97,271
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	36,748
#*	Yiren Digital Ltd., Sponsored ADR	15,061	75,907
#Ω	Yixin Group Ltd.	253,000	21,540
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	18,892
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	37,145
	Yuexiu Property Co. Ltd.	243,600	145,385
	Yunda Holding Co. Ltd., Class A	44,100	47,643
	Yunnan Copper Co. Ltd., Class A	22,400	43,187
	Yunnan Tin Co. Ltd., Class A	17,600	39,908
	Yutong Bus Co. Ltd., Class A	13,000	45,895
	Zhefu Holding Group Co. Ltd., Class A	85,000	39,128
	Zhejiang China Commodities City Group Co. Ltd., Class A	25,800	31,141
	Zhejiang Communications Technology Co. Ltd., Class A	16,520	8,741
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	32,182
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	34,513
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	22,024
	Zhejiang Hailiang Co. Ltd., Class A	21,600	27,485
	Zhejiang Hangmin Co. Ltd., Class A	13,700	14,561
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	15,280
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	63,936
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	15,599
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,000	14,729
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	38,019
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	21,711
	Zhejiang Longsheng Group Co. Ltd., Class A	9,000	11,349
	Zhejiang Medicine Co. Ltd., Class A	8,405	11,541
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,100	15,938
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	66,780	35,541
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,437	5,843
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,300	22,088
	Zhejiang Runtu Co. Ltd., Class A	10,300	9,395
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	30,237
	Zhejiang Southeast Space Frame Co. Ltd., Class A	35,400	22,598
	Zhejiang Tiantie Industry Co. Ltd., Class A	23,600	15,838
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	12,926

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Wanliyang Co. Ltd., Class A	17,900	$14,858
	Zhejiang Wanma Co. Ltd., Class A	25,300	29,082
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	22,499
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	17,300	21,347
	Zhende Medical Co. Ltd., Class A	3,900	11,566
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	56,198
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	24,361
	Zhongsheng Group Holdings Ltd.	155,000	282,687
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	19,201
Ω	Zhou Hei Ya International Holdings Co. Ltd.	194,000	46,316
	Zhuhai Huafa Properties Co. Ltd., Class A	43,848	37,812
	Zhuzhou Kibing Group Co. Ltd., Class A	31,600	34,006
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	189,953

TOTAL CHINA			46,222,553

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	5,074	11,570
	Cementos Argos SA	3,816	7,898
	Grupo Argos SA	18,752	77,054

TOTAL COLOMBIA			96,522

GREECE — (0.6%)
*	Alpha Services & Holdings SA	252,527	426,422
	Autohellas Tourist & Trading SA	2,338	31,945
	Bank of Greece	2,693	40,230
*	Ellaktor SA	5,435	15,177
	ElvalHalcor SA	8,527	17,477
	Fourlis Holdings SA	2,389	10,517
	GEK Terna SA	4,835	86,148
	Helleniq Energy Holdings SA	8,289	74,307
	Intracom Holdings SA	8,200	31,796
*	LAMDA Development SA	9,148	67,134
	Motor Oil Hellas Corinth Refineries SA	8,499	246,590
*	Piraeus Financial Holdings SA	47,542	190,450
	Piraeus Port Authority SA	1,053	27,828
	Sarantis SA	1,153	14,564
	Thrace Plastics Holding & Co.	2,454	10,464
	Titan Cement International SA	5,440	172,194

TOTAL GREECE			1,463,243

HONG KONG — (0.0%)
*	Sinic Holdings Group Co. Ltd.	28,000	0
*††	Tian Shan Development Holding Ltd.	52,000	0

INDIA — (25.1%)
	360 ONE WAM Ltd.	18,575	173,631
	63 Moons Technologies Ltd.	3,396	17,518
	Aarti Drugs Ltd.	7,988	48,202
	Aarti Industries Ltd.	25,524	226,398
	Aarti Pharmalabs Ltd.	3,849	23,559
*	Aavas Financiers Ltd.	5,153	100,504
	ACC Ltd.	11,413	345,106
	Action Construction Equipment Ltd.	6,469	117,500
	ADF Foods Ltd.	11,510	31,166
*	Aditya Birla Capital Ltd.	73,935	205,797
	Advanced Enzyme Technologies Ltd.	6,682	31,605
	Aegis Logistics Ltd.	20,735	168,988

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Aether Industries Ltd.	2,729	$27,231
	AGI Greenpac Ltd.	3,184	31,798
	Agro Tech Foods Ltd.	1,967	17,760
	Ahluwalia Contracts India Ltd.	3,784	50,436
	AIA Engineering Ltd.	5,612	254,465
	Ajanta Pharma Ltd.	3,594	95,175
	Alembic Ltd.	6,876	7,624
	Alembic Pharmaceuticals Ltd.	8,442	101,048
	Alkem Laboratories Ltd.	4,259	246,191
*	Allcargo Gati Ltd.	4,650	5,929
	Allcargo Logistics Ltd.	29,876	26,160
	Allcargo Terminals Ltd.	7,469	5,306
	Amara Raja Energy & Mobility Ltd.	17,864	234,388
*	Amber Enterprises India Ltd.	2,627	121,479
	Ambika Cotton Mills Ltd.	569	10,516
	Ambuja Cements Ltd.	1,803	13,346
	Anant Raj Ltd.	16,935	73,145
	Andhra Paper Ltd.	1,716	10,914
	Andhra Sugars Ltd.	8,815	11,317
	Apar Industries Ltd.	2,576	242,625
	APL Apollo Tubes Ltd.	963	18,025
	Apollo Pipes Ltd.	1,969	15,361
	Apollo Tyres Ltd.	58,316	356,352
	Arvind Fashions Ltd.	4,486	25,639
	Arvind Ltd.	22,037	82,727
	Asahi India Glass Ltd.	7,855	56,541
*	Ashapura Minechem Ltd.	2,747	10,894
	Ashiana Housing Ltd.	6,134	27,310
	Ashok Leyland Ltd.	187,863	432,072
*	Ashoka Buildcon Ltd.	22,830	47,560
Ω	Aster DM Healthcare Ltd.	20,067	83,110
	Astra Microwave Products Ltd.	12,431	103,550
	Atul Ltd.	1,372	98,507
Ω	AU Small Finance Bank Ltd.	22,943	173,530
	Aurobindo Pharma Ltd.	53,022	729,541
	Automotive Axles Ltd.	879	19,908
	Avadh Sugar & Energy Ltd.	1,253	9,028
	Avanti Feeds Ltd.	6,008	38,363
	Bajaj Consumer Care Ltd.	16,837	48,680
*	Bajaj Hindusthan Sugar Ltd.	120,090	51,456
	Bajaj Holdings & Investment Ltd.	4,186	409,326
	Balaji Amines Ltd.	852	22,306
	Balkrishna Industries Ltd.	10,726	311,285
	Balmer Lawrie & Co. Ltd.	10,274	33,488
	Balrampur Chini Mills Ltd.	24,145	115,056
	Banco Products India Ltd.	1,519	11,343
Ω	Bandhan Bank Ltd.	104,961	235,795
	Bank of India.	87,859	162,576
	Bank of Maharashtra.	86,887	72,772
	Bannari Amman Sugars Ltd.	715	22,758
	BASF India Ltd.	1,446	64,591
	BEML Ltd.	3,138	131,715
	Bhansali Engineering Polymers Ltd.	32,989	39,835
	Bharat Bijlee Ltd.	1,034	39,967
	Bharat Forge Ltd.	2,736	41,591
	Bharat Heavy Electricals Ltd.	185,535	622,870
	Bharat Rasayan Ltd.	47	5,391
	Birla Corp. Ltd.	5,943	102,000
	Birlasoft Ltd.	27,719	215,119

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bombay Burmah Trading Co.	3,632	$67,622
*	Borosil Ltd.	2,132	9,038
	Bosch Ltd.	925	324,049
	Brigade Enterprises Ltd.	17,911	220,714
*	Brightcom Group Ltd.	196,745	32,848
	BSE Ltd.	8,889	294,874
*	Camlin Fine Sciences Ltd.	4,534	5,741
	Can Fin Homes Ltd.	13,719	125,471
	Canara Bank.	71,759	532,581
*	Capacit’e Infraprojects Ltd.	12,960	48,197
	Caplin Point Laboratories Ltd.	4,054	65,831
	Carborundum Universal Ltd.	1,706	29,045
	Care Ratings Ltd.	3,111	44,141
*	Cartrade Tech Ltd.	2,827	23,920
	CCL Products India Ltd.	7,811	55,322
	Ceat Ltd.	5,123	157,163
	Century Enka Ltd.	2,942	16,576
	Century Plyboards India Ltd.	2,114	16,116
	Century Textiles & Industries Ltd.	8,265	197,563
	Cera Sanitaryware Ltd.	209	17,943
	Chambal Fertilisers & Chemicals Ltd.	29,578	150,310
	Cholamandalam Financial Holdings Ltd.	15,121	194,725
	Cholamandalam Investment & Finance Co. Ltd.	46,252	662,809
	CIE Automotive India Ltd.	20,010	117,615
	Cigniti Technologies Ltd.	1,547	24,827
	Cipla Ltd.	56,480	945,863
	City Union Bank Ltd.	72,177	138,909
	CMS Info Systems Ltd.	14,556	72,276
Ω	Cochin Shipyard Ltd.	19,212	300,694
*Ω	Coffee Day Enterprises Ltd.	20,222	15,094
	Confidence Petroleum India Ltd.	17,447	18,733
	Container Corp. of India Ltd.	40,331	494,541
	Coromandel International Ltd.	17,834	258,318
	Cosmo First Ltd.	2,466	17,653
*	CreditAccess Grameen Ltd.	8,071	145,886
*	CSB Bank Ltd.	13,783	61,034
	Cummins India Ltd.	1,676	65,513
	Cyient Ltd.	10,301	222,647
	Dalmia Bharat Ltd.	13,110	288,415
	Dalmia Bharat Sugar & Industries Ltd.	1,619	7,846
	Datamatics Global Services Ltd.	1,148	8,192
	DB Corp. Ltd.	6,805	22,981
	DCB Bank Ltd.	57,328	95,898
	DCM Shriram Ltd.	5,586	64,716
	DCW Ltd.	20,413	13,532
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	58,103
	Delta Corp. Ltd.	17,415	25,475
*	DEN Networks Ltd.	17,185	10,479
	Dhampur Sugar Mills Ltd.	5,029	14,226
*	Dhani Services Ltd.	45,884	28,440
	Dhanuka Agritech Ltd.	1,649	27,632
Ω	Dilip Buildcon Ltd.	2,926	16,412
*	Dish TV India Ltd.	232,134	48,798
*	Dishman Carbogen Amcis Ltd.	4,884	13,568
	Dr Reddy’s Laboratories Ltd., ADR	11,240	825,803
	Dr Reddy’s Laboratories Ltd.	3,028	224,558
	Dwarikesh Sugar Industries Ltd.	25,289	22,051
	Dynamatic Technologies Ltd.	378	37,549
	eClerx Services Ltd.	3,173	93,547

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Edelweiss Financial Services Ltd.	91,879	$85,803
	EID Parry India Ltd.	13,557	100,489
	EIH Ltd.	26,970	154,626
	Electrosteel Castings Ltd.	67,971	155,402
Ω	Endurance Technologies Ltd.	4,098	97,403
	Engineers India Ltd.	54,368	158,606
	Epigral Ltd.	2,451	38,905
	EPL Ltd.	16,493	35,789
Ω	Equitas Small Finance Bank Ltd.	64,024	74,352
*Ω	Eris Lifesciences Ltd.	5,181	55,514
	Escorts Kubota Ltd.	7,272	293,258
	Everest Industries Ltd.	632	9,462
	Exide Industries Ltd.	67,801	384,045
*	FDC Ltd.	8,552	46,518
	Federal Bank Ltd.	298,315	580,322
	FIEM Industries Ltd.	2,550	36,855
*	Fino Payments Bank Ltd.	2,776	9,645
	Finolex Cables Ltd.	10,965	137,968
	Finolex Industries Ltd.	45,245	144,344
	Firstsource Solutions Ltd.	40,640	102,927
	Force Motors Ltd.	534	60,634
	Fortis Healthcare Ltd.	67,232	353,341
*	Fusion Micro Finance Ltd.	4,352	26,819
	Gabriel India Ltd.	14,644	68,799
	GAIL India Ltd.	318,390	795,376
	Galaxy Surfactants Ltd.	1,265	39,590
	Ganesh Housing Corp. Ltd.	2,074	19,853
	Ganesha Ecosphere Ltd.	871	11,139
	Garden Reach Shipbuilders & Engineers Ltd.	1,665	19,663
	Garware Technical Fibres Ltd.	1,235	47,557
	Gateway Distriparks Ltd.	53,007	67,914
	Genus Power Infrastructures Ltd.	30,175	107,768
	GHCL Ltd.	12,047	74,004
*	GHCL Textiles Ltd.	12,047	11,992
	GIC Housing Finance Ltd.	4,685	12,431
*Ω	Gland Pharma Ltd.	634	12,943
	Glenmark Pharmaceuticals Ltd.	25,269	320,610
	Godawari Power & Ispat Ltd.	6,065	64,552
	Godfrey Phillips India Ltd.	2,269	91,075
Ω	Godrej Agrovet Ltd.	5,663	37,030
*	Godrej Industries Ltd.	12,487	144,205
	Gokaldas Exports Ltd.	4,989	52,812
	Goodyear India Ltd.	858	11,950
	Granules India Ltd.	23,190	118,044
	Graphite India Ltd.	13,925	112,497
	Grauer & Weil India Ltd.	13,172	14,040
	Great Eastern Shipping Co. Ltd.	17,366	226,595
	Greaves Cotton Ltd.	10,604	17,958
	Greenlam Industries Ltd.	1,255	9,115
	Greenpanel Industries Ltd.	7,462	28,148
	Greenply Industries Ltd.	3,563	10,950
	Gujarat Alkalies & Chemicals Ltd.	4,036	38,277
	Gujarat Ambuja Exports Ltd.	22,550	45,526
	Gujarat Fluorochemicals Ltd.	3,294	141,822
	Gujarat Mineral Development Corp. Ltd.	17,056	85,369
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	97,960
	Gujarat Pipavav Port Ltd.	41,924	105,835
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	94,832
	Gujarat State Petronet Ltd.	48,339	170,507

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gulf Oil Lubricants India Ltd.	1,818	$22,405
*	Hathway Cable & Datacom Ltd.	78,059	20,568
	HBL Power Systems Ltd.	11,243	68,647
*	HealthCare Global Enterprises Ltd.	7,253	31,723
	HEG Ltd.	2,638	74,275
	HeidelbergCement India Ltd.	9,938	23,969
	Heritage Foods Ltd.	14,892	58,936
	Hero MotoCorp Ltd.	16,291	885,693
	HFCL Ltd.	136,955	164,948
	HG Infra Engineering Ltd.	2,995	42,447
	Hikal Ltd.	4,944	17,921
	HIL Ltd.	799	25,550
	Himadri Speciality Chemical Ltd.	40,762	182,869
*	Himatsingka Seide Ltd.	4,826	8,262
	Hinduja Global Solutions Ltd.	1,427	14,950
	Hindustan Aeronautics Ltd.	4,264	201,309
Ω	Home First Finance Co. India Ltd.	1,568	17,161
	Honda India Power Products Ltd.	495	14,375
	Huhtamaki India Ltd.	3,724	13,742
Ω	ICICI Lombard General Insurance Co. Ltd.	11,148	227,236
	ICRA Ltd.	640	40,699
*	IDFC First Bank Ltd.	515,636	505,758
*	IDFC Ltd.	201,826	293,063
	IIFL Finance Ltd.	33,472	163,023
	IIFL Securities Ltd.	10,171	17,491
*	India Cements Ltd.	29,087	77,838
	India Glycols Ltd.	2,660	26,697
*	Indiabulls Housing Finance Ltd.	78,048	141,264
*	Indiabulls Real Estate Ltd.	69,019	108,560
	Indian Bank	44,284	289,998
Ω	Indian Railway Finance Corp. Ltd.	240,836	451,381
	Indo Count Industries Ltd.	9,730	45,246
	Indoco Remedies Ltd.	2,313	9,055
*	Indus Towers Ltd.	101,383	429,382
	Infibeam Avenues Ltd.	180,857	74,022
	Info Edge India Ltd.	8,600	621,085
*	Inox Wind Ltd.	3,963	29,536
	Intellect Design Arena Ltd.	9,038	116,441
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	21,412
	Ipca Laboratories Ltd.	19,348	310,873
Ω	IRCON International Ltd.	61,167	183,383
	ISGEC Heavy Engineering Ltd.	2,819	36,931
	ITD Cementation India Ltd.	21,907	99,197
	J Kumar Infraprojects Ltd.	8,134	65,665
*	Jagran Prakashan Ltd.	20,306	25,428
	Jai Corp. Ltd.	16,491	63,554
	Jammu & Kashmir Bank Ltd.	59,754	97,592
	Jamna Auto Industries Ltd.	26,376	44,138
	JB Chemicals & Pharmaceuticals Ltd.	1,201	27,433
	Jindal Saw Ltd.	36,624	242,547
	Jindal Stainless Ltd.	67,116	567,707
	Jindal Steel & Power Ltd.	67,480	748,911
	JK Cement Ltd.	4,807	229,918
	JK Lakshmi Cement Ltd.	9,249	87,854
	JK Paper Ltd.	13,452	61,483
	JK Tyre & Industries Ltd.	16,774	84,518
	JM Financial Ltd.	85,680	90,599
	JSW Energy Ltd.	106,314	802,404
	JTEKT India Ltd.	11,048	22,995

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jubilant Ingrevia Ltd.	16,322	$107,186
	Jubilant Pharmova Ltd.	12,752	102,980
*	Just Dial Ltd.	2,955	40,685
	Jyothy Labs Ltd.	16,518	85,212
	Kalpataru Projects International Ltd.	11,825	174,164
	Kalyani Steels Ltd.	5,570	58,549
	Kansai Nerolac Paints Ltd.	25,839	86,324
	Karnataka Bank Ltd.	66,443	183,730
	Karur Vysya Bank Ltd.	70,147	171,438
	Kaveri Seed Co. Ltd.	2,474	25,662
	KCP Ltd.	12,677	27,086
	KDDL Ltd.	114	3,418
	KEC International Ltd.	15,776	140,652
	KEI Industries Ltd.	1,069	51,091
	Kennametal India Ltd.	656	19,695
	Kewal Kiran Clothing Ltd.	1,817	15,487
	Kirloskar Brothers Ltd.	5,543	86,176
	Kirloskar Ferrous Industries Ltd.	6,216	45,775
	Kirloskar Oil Engines Ltd.	10,741	130,879
	Kirloskar Pneumatic Co. Ltd.	2,651	33,492
††	Klass Pack Ltd.	1,599	1,563
	KNR Constructions Ltd.	19,028	60,457
	Kolte-Patil Developers Ltd.	6,966	44,668
	Kovai Medical Center & Hospital	977	48,773
	KPR Mill Ltd.	10,562	106,387
	KRBL Ltd.	9,467	33,506
	Krsnaa Diagnostics Ltd.	1,854	12,750
	KSB Ltd.	1,325	71,698
	L&T Finance Ltd.	125,185	249,792
	LA Opala RG Ltd.	3,233	12,612
	Lakshmi Machine Works Ltd.	473	95,642
Ω	Laurus Labs Ltd.	50,778	274,091
	Laxmi Organic Industries Ltd.	6,278	19,146
	LG Balakrishnan & Bros Ltd.	4,876	74,727
	LIC Housing Finance Ltd.	52,307	420,702
	Linde India Ltd.	621	61,188
	LT Foods Ltd.	25,353	65,335
	Lumax Auto Technologies Ltd.	4,144	23,662
	Lumax Industries Ltd.	360	10,853
	Lupin Ltd.	29,069	573,100
	LUX Industries Ltd.	482	8,613
	Maharashtra Scooters Ltd.	720	67,184
	Maharashtra Seamless Ltd.	9,160	98,447
	Mahindra & Mahindra Financial Services Ltd.	84,045	262,764
	Mahindra Lifespace Developers Ltd.	12,243	93,014
Ω	Mahindra Logistics Ltd.	4,503	25,274
	Maithan Alloys Ltd.	646	9,694
	Man Industries India Ltd.	4,449	21,394
	Man Infraconstruction Ltd.	20,147	52,498
	Manappuram Finance Ltd.	86,581	206,718
	Marksans Pharma Ltd.	51,545	102,705
Ω	MAS Financial Services Ltd.	8,817	31,534
	Mastek Ltd.	2,382	76,590
	Mayur Uniquoters Ltd.	2,174	13,699
	Mazagon Dock Shipbuilders Ltd.	2,206	62,138
*	Medplus Health Services Ltd.	3,246	27,041
	Meghmani Organics Ltd.	26,079	26,979
	Minda Corp. Ltd.	10,408	50,635
Ω	Mishra Dhatu Nigam Ltd.	11,441	60,024

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	MM Forgings Ltd.	1,219	$16,828
	MOIL Ltd.	10,893	52,619
	Monte Carlo Fashions Ltd.	1,697	13,885
*	Morepen Laboratories Ltd.	76,735	45,618
	Motilal Oswal Financial Services Ltd.	6,544	185,956
	Mphasis Ltd.	10,099	279,784
	MRF Ltd.	327	521,996
	Muthoot Finance Ltd.	19,462	399,349
	Natco Pharma Ltd.	13,343	162,347
	National Aluminium Co. Ltd.	131,702	291,266
	Nava Ltd.	19,142	114,450
	Navneet Education Ltd.	13,812	24,378
	NCC Ltd.	75,278	217,176
	NESCO Ltd.	3,096	32,142
	Neuland Laboratories Ltd.	1,011	92,300
	NIIT Learning Systems Ltd.	11,898	70,938
	NIIT Ltd.	11,898	15,090
	Nilkamal Ltd.	1,015	23,841
Ω	Nippon Life India Asset Management Ltd.	11,787	82,722
	NMDC Ltd.	145,066	440,401
*††	NMDC Steel Ltd.	99,766	76,979
	NOCIL Ltd.	20,106	64,513
	NRB Bearings Ltd.	5,264	19,771
	Nucleus Software Exports Ltd.	803	13,252
*	Nuvama Wealth Management Ltd.	1,025	63,690
	Oberoi Realty Ltd.	18,904	333,982
	One 97 Communications Ltd.	19,589	87,275
	Oracle Financial Services Software Ltd.	1,397	126,405
	Orient Cement Ltd.	21,919	58,407
	Oriental Hotels Ltd.	9,781	15,526
	Paisalo Digital Ltd.	74,660	63,406
	Panama Petrochem Ltd.	4,921	19,694
	Patanjali Foods Ltd.	11,983	214,732
*	Patel Engineering Ltd.	53,331	36,677
*	PC Jeweller Ltd.	55,461	34,655
	PCBL Ltd.	24,419	78,721
*	Pennar Industries Ltd.	6,497	10,607
	Persistent Systems Ltd.	776	31,211
	Petronet LNG Ltd.	133,201	493,858
	Pfizer Ltd.	921	47,069
*	PG Electroplast Ltd.	1,095	27,537
	Phoenix Mills Ltd.	13,797	523,386
	PI Industries Ltd.	277	12,060
	Piramal Enterprises Ltd.	18,976	208,937
*	Piramal Pharma Ltd.	84,165	144,459
	PIX Transmissions Ltd.	265	4,314
*Ω	PNB Housing Finance Ltd.	16,208	153,571
	PNC Infratech Ltd.	17,023	91,507
	Pokarna Ltd.	1,954	10,963
	Polyplex Corp. Ltd.	2,859	31,773
	Poonawalla Fincorp Ltd.	32,873	191,872
	Power Finance Corp. Ltd.	221,346	1,161,355
	Power Mech Projects Ltd.	786	49,188
	Praj Industries Ltd.	4,375	28,578
*	Prakash Industries Ltd.	12,834	26,166
Ω	Prataap Snacks Ltd.	1,973	21,078
	Prestige Estates Projects Ltd.	26,383	434,733
*	Pricol Ltd.	18,565	96,349
*	Prince Pipes & Fittings Ltd.	4,415	33,718

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Prism Johnson Ltd.	45,272	$89,259
*	Privi Speciality Chemicals Ltd.	741	11,062
	PSP Projects Ltd.	1,063	8,565
	PTC India Financial Services Ltd.	31,087	15,861
	PTC India Ltd.	49,707	133,542
	Puravankara Ltd.	7,743	36,191
Ω	Quess Corp. Ltd.	11,307	84,592
	Radico Khaitan Ltd.	1,536	32,406
	Rain Industries Ltd.	35,316	73,524
*	Rajesh Exports Ltd.	12,110	46,119
	Rallis India Ltd.	10,770	34,388
	Ramco Cements Ltd.	16,711	158,938
	Ramco Industries Ltd.	6,510	17,547
*	Ramco Systems Ltd.	2,857	12,204
	Ramkrishna Forgings Ltd.	6,538	59,054
*	Ramky Infrastructure Ltd.	1,161	7,869
	Rane Holdings Ltd.	1,439	22,661
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	41,007
	Ratnamani Metals & Tubes Ltd.	1,125	42,664
	Raymond Ltd.	6,223	156,426
Ω	RBL Bank Ltd.	76,650	237,984
	REC Ltd.	223,482	1,358,724
	Redington Ltd.	100,750	265,106
*	Redtape Ltd.	3,030	26,531
*	Reliance Power Ltd.	456,424	148,027
*	Religare Enterprises Ltd.	12,051	31,794
	Repco Home Finance Ltd.	8,101	50,392
	Responsive Industries Ltd.	4,608	16,840
	RITES Ltd.	7,490	61,122
	Rossari Biotech Ltd.	1,951	17,474
	Route Mobile Ltd.	4,221	76,881
	RSWM Ltd.	4,312	9,970
	Rupa & Co. Ltd.	2,488	8,096
	Sagar Cements Ltd.	4,388	11,731
	Saksoft Ltd.	226	755
	Samvardhana Motherson International Ltd.	372,045	582,442
	Sandhar Technologies Ltd.	1,690	10,209
	Sanghvi Movers Ltd.	2,032	31,793
Ω	Sansera Engineering Ltd.	2,696	33,011
	Sarda Energy & Minerals Ltd.	14,770	42,336
	Saregama India Ltd.	6,906	35,681
	Sasken Technologies Ltd.	747	13,860
*	Satin Creditcare Network Ltd.	4,026	12,572
	Savita Oil Technologies Ltd.	2,310	15,926
	SBI Cards & Payment Services Ltd.	8,474	73,563
	Schaeffler India Ltd.	1,175	51,550
*	SEPC Ltd.	50,209	11,635
	Seshasayee Paper & Boards Ltd.	5,576	22,359
Ω	SH Kelkar & Co. Ltd.	5,846	13,726
	Shakti Pumps India Ltd.	935	22,115
	Sharda Cropchem Ltd.	3,090	13,649
	Sharda Motor Industries Ltd.	713	13,116
	Share India Securities Ltd.	1,013	20,591
*	Sheela Foam Ltd.	3,083	33,402
*	Shilpa Medicare Ltd.	6,393	41,985
*	Shipping Corp. of India Land & Assets Ltd.	25,479	20,857
	Shipping Corp. of India Ltd.	25,479	69,430
	Shree Cement Ltd.	834	243,971
	Shriram Finance Ltd.	43,535	1,324,768

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shriram Pistons & Rings Ltd.	441	$10,787
*	SIS Ltd.	5,637	31,544
	Siyaram Silk Mills Ltd.	3,403	19,051
*	SJS Enterprises Ltd.	2,570	19,440
	Sobha Ltd.	8,336	177,122
	Solar Industries India Ltd.	390	41,825
*	Solara Active Pharma Sciences Ltd.	2,319	14,726
	Somany Ceramics Ltd.	2,041	15,406
	South Indian Bank Ltd.	528,161	194,265
*	Spandana Sphoorty Financial Ltd.	3,573	37,348
	SRF Ltd.	8,971	281,428
*	Star Cement Ltd.	15,455	43,927
	Steel Authority of India Ltd.	206,149	403,076
	Sterlite Technologies Ltd.	22,270	36,335
	Strides Pharma Science Ltd.	13,715	147,282
	Stylam Industries Ltd.	577	11,373
	Styrenix Performance Materials Ltd.	507	9,956
	Subros Ltd.	4,472	33,418
	Sudarshan Chemical Industries Ltd.	3,908	34,364
	Sun TV Network Ltd.	15,404	120,894
	Sundaram Finance Ltd.	9,828	556,900
	Sundaram-Clayton Ltd.	898	17,698
*	Sunflag Iron & Steel Co. Ltd.	4,493	11,739
	Sunteck Realty Ltd.	7,768	40,625
	Suprajit Engineering Ltd.	9,703	49,205
	Supreme Petrochem Ltd.	8,621	70,383
	Surya Roshni Ltd.	7,362	55,292
	Swan Energy Ltd.	4,057	30,179
	Tamil Nadu Newsprint & Papers Ltd.	11,562	37,970
	Tamilnad Mercantile Bank Ltd.	5,813	33,885
*	TARC Ltd.	9,361	17,374
	Tata Chemicals Ltd.	25,676	329,876
	Tata Consumer Products Ltd.	84,056	1,112,288
	Tata Steel Ltd.	48,850	96,147
	TD Power Systems Ltd.	6,975	28,054
*	TeamLease Services Ltd.	1,113	44,013
	Techno Electric & Engineering Co. Ltd.	10,979	133,707
	Texmaco Rail & Engineering Ltd.	50,683	110,474
	Thirumalai Chemicals Ltd.	15,759	51,733
	Thomas Cook India Ltd.	26,493	64,507
	Tide Water Oil Co. India Ltd.	415	8,907
	Time Technoplast Ltd.	25,514	84,825
	Titagarh Rail System Ltd.	10,967	138,648
	Tourism Finance Corp. of India Ltd.	8,527	18,206
*	TransIndia Real Estate Ltd.	7,469	4,284
	Transport Corp. of India Ltd.	4,427	46,051
	Trident Ltd.	167,972	79,210
	Triveni Engineering & Industries Ltd.	10,691	46,392
	TTK Prestige Ltd.	5,059	42,694
	TV Today Network Ltd.	2,698	7,587
	TVS Holdings Ltd.	898	94,278
	TVS Srichakra Ltd.	777	38,982
	Uflex Ltd.	6,902	37,363
*	Ugro Capital Ltd.	11,318	36,002
Ω	Ujjivan Small Finance Bank Ltd.	84,580	54,197
*	Unichem Laboratories Ltd.	3,734	26,249
	Union Bank of India Ltd.	178,021	327,293
	UPL Ltd.	78,979	478,616
	Usha Martin Ltd.	30,875	137,916

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	UTI Asset Management Co. Ltd.	6,565	$74,834
*	VA Tech Wabag Ltd.	5,913	68,300
	Vaibhav Global Ltd.	6,445	31,968
*	Valor Estate Ltd.	14,432	40,688
	Vardhman Textiles Ltd.	16,925	90,384
*Ω	Varroc Engineering Ltd.	5,366	33,682
	Vedanta Ltd.	91,948	440,436
	Venky’s India Ltd.	752	16,077
	Vesuvius India Ltd.	1,292	69,394
	Vindhya Telelinks Ltd.	1,897	57,972
*	VL E-Governance & IT Solutions Ltd.	8,458	6,548
*	Vodafone Idea Ltd.	1,094,486	172,038
	Voltamp Transformers Ltd.	664	82,568
	Voltas Ltd.	22,028	388,504
	VRL Logistics Ltd.	2,989	19,999
	VST Industries Ltd.	716	34,498
	VST Tillers Tractors Ltd.	516	22,685
	Welspun Corp. Ltd.	18,515	125,212
	Welspun Enterprises Ltd.	13,957	60,602
	Welspun Living Ltd.	45,522	81,466
	West Coast Paper Mills Ltd.	7,697	61,435
	Whirlpool of India Ltd.	1,273	22,949
*	Wockhardt Ltd.	8,985	60,606
	Wonderla Holidays Ltd.	2,231	26,498
*	Yes Bank Ltd.	2,017,709	631,070
*	Zee Entertainment Enterprises Ltd.	151,424	265,495
	Zensar Technologies Ltd.	17,247	125,800
*	Zomato Ltd.	37,730	87,258
	Zydus Lifesciences Ltd.	38,491	440,766
	Zydus Wellnes Ltd.	2,934	58,234

TOTAL INDIA			61,762,493

INDONESIA — (1.5%)
	ABM Investama Tbk. PT	38,000	9,059
	Ace Hardware Indonesia Tbk. PT	818,600	46,996
	Adaro Energy Indonesia Tbk. PT	2,317,100	385,097
*	Adhi Karya Persero Tbk. PT	366,900	5,818
*	Alam Sutera Realty Tbk. PT	2,601,900	21,105
	Aneka Tambang Tbk. PT	1,113,300	111,909
	Astra Otoparts Tbk. PT	103,700	13,265
	Bank BTPN Syariah Tbk. PT	369,400	27,579
*	Bank China Construction Bank Indonesia Tbk. PT	2,218,500	9,277
*	Bank Mayapada International Tbk. PT	4,738,084	102,978
	Bank Maybank Indonesia Tbk. PT	1,350,600	20,256
	Bank OCBC Nisp Tbk. PT	547,400	43,767
*	Bank Pan Indonesia Tbk. PT	629,400	43,070
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	533,749	33,305
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	719,200	26,320
	Bank Tabungan Negara Persero Tbk. PT	771,265	62,485
	BFI Finance Indonesia Tbk. PT	280,500	18,103
	BISI International Tbk. PT	273,900	31,752
	Blue Bird Tbk. PT	104,800	10,015
*	Buana Lintas Lautan Tbk. PT	988,600	6,976
*	Bukalapak.com Tbk. PT	9,186,300	73,075
	Bukit Asam Tbk. PT	541,900	100,863
*	Bumi Serpong Damai Tbk. PT	853,100	48,642
	Catur Sentosa Adiprana Tbk. PT	229,400	7,419
	Ciputra Development Tbk. PT	1,788,800	132,625
	Delta Dunia Makmur Tbk. PT	1,421,800	43,618

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Dharma Satya Nusantara Tbk. PT	248,300	$9,686
	Elang Mahkota Teknologi Tbk. PT	2,102,100	49,734
	Elnusa Tbk. PT	809,300	21,275
	Erajaya Swasembada Tbk. PT	1,317,000	32,694
*	Gajah Tunggal Tbk. PT	227,100	16,257
	Gudang Garam Tbk. PT	80,000	89,552
	Indah Kiat Pulp & Paper Tbk. PT	404,700	232,928
	Indika Energy Tbk. PT	390,600	34,467
	Indo Tambangraya Megah Tbk. PT	58,000	89,906
	Indocement Tunggal Prakarsa Tbk. PT	45,300	21,547
	Indofood Sukses Makmur Tbk. PT	686,600	263,657
	Indomobil Sukses Internasional Tbk. PT	184,300	15,596
*	Intiland Development Tbk. PT	737,400	8,379
	Japfa Comfeed Indonesia Tbk. PT	759,300	53,416
*	Kawasan Industri Jababeka Tbk. PT	1,823,500	13,684
*	Lippo Karawaci Tbk. PT	6,806,860	27,186
	Medco Energi Internasional Tbk. PT	1,673,840	137,328
	Media Nusantara Citra Tbk. PT	1,341,600	25,895
	Mitra Pinasthika Mustika Tbk. PT	162,600	10,291
*	MNC Land Tbk. PT	8,068,300	30,768
	Mulia Industrindo Tbk. PT	331,500	7,825
	Pabrik Kertas Tjiwi Kimia Tbk. PT	245,200	118,022
	Pakuwon Jati Tbk. PT	2,387,600	58,895
*	Panin Financial Tbk. PT	2,425,400	43,511
*	Paninvest Tbk. PT	273,700	14,477
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	31,108
*	PP Persero Tbk. PT	551,300	14,184
*††	Rimo International Lestari Tbk. PT	3,228,000	0
	Salim Ivomas Pratama Tbk. PT	780,700	17,370
	Sampoerna Agro Tbk. PT	77,700	9,543
	Samudera Indonesia Tbk. PT	1,589,000	26,973
	Sawit Sumbermas Sarana Tbk. PT	196,800	12,831
	Semen Indonesia Persero Tbk. PT	583,842	167,473
	Siloam International Hospitals Tbk. PT	134,500	19,859
*††	Sri Rejeki Isman Tbk. PT	1,753,600	2,952
	Summarecon Agung Tbk. PT	2,022,600	63,897
*	Surya Semesta Internusa Tbk. PT	883,000	58,005
	Tempo Scan Pacific Tbk. PT	82,400	9,826
	Timah Tbk. PT	493,000	27,613
*††	Trada Alam Minera Tbk. PT	2,672,100	0
	Trias Sentosa Tbk. PT	176,400	5,103
	Triputra Agro Persada PT	966,300	37,145
	Tunas Baru Lampung Tbk. PT	536,000	20,412
	United Tractors Tbk. PT	148,600	226,480
	Vale Indonesia Tbk. PT	394,200	102,917
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,622
*††	Wijaya Karya Persero Tbk. PT	568,600	5,677
	XL Axiata Tbk. PT	664,613	100,854

TOTAL INDONESIA			3,825,194

KUWAIT — (0.6%)
	A’ayan Leasing & Investment Co. KSCP	69,132	37,896
	Agility Public Warehousing Co. KSC	249,534	255,766
	Al Ahli Bank of Kuwait KSCP	160,180	124,694
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	41,586	28,596
*	Alimtiaz Investment Group KSC.	53,942	8,293
	Arzan Financial Group for Financing & Investment KPSC	55,858	36,961
*	Asiya Capital Investments Co. KSCP	97,686	13,783
	Boubyan Petrochemicals Co. KSCP	37,634	83,984

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Burgan Bank SAK	154,380	$90,635
	Commercial Facilities Co. SAKP	27,850	15,809
	Gulf Bank KSCP	326,383	273,133
	Gulf Cables & Electrical Industries Group Co. KSCP	5,110	20,801
	Kuwait Cement Co. KSC	50,992	31,922
	Kuwait Finance House KSCP	15,135	35,346
	Kuwait Financial Centre SAK	8,462	3,431
	Kuwait Insurance Co. SAK	15,388	26,204
	Kuwait International Bank KSCP	150,968	78,838
	National Industries Group Holding SAK	298,554	208,204
	National Investments Co. KSCP	50,538	41,637
	Warba Bank KSCP	92,691	56,823

TOTAL KUWAIT			1,472,756

MALAYSIA — (1.9%)
	Aeon Co. M Bhd.	96,000	22,302
	AEON Credit Service M Bhd.	23,400	34,816
#	AFFIN Bank Bhd.	85,520	45,647
	Ajinomoto Malaysia Bhd.	4,200	17,086
	Alliance Bank Malaysia Bhd.	147,400	117,887
	Allianz Malaysia Bhd.	10,500	46,290
	AME Elite Consortium Bhd.	28,400	10,529
	AMMB Holdings Bhd.	269,100	236,545
	Bank Islam Malaysia Bhd.	127,300	68,168
	Batu Kawan Bhd.	16,200	67,762
#*	Berjaya Corp. Bhd.	493,544	29,944
	Berjaya Food Bhd.	91,300	13,004
*	Bumi Armada Bhd.	507,900	62,362
	Cahya Mata Sarawak Bhd.	118,100	27,164
	Chin Teck Plantations Bhd.	5,500	8,722
*	Dagang NeXchange Bhd.	152,800	12,600
	Dayang Enterprise Holdings Bhd.	106,300	57,947
	Dialog Group Bhd.	388,900	195,907
	DRB-Hicom Bhd.	151,400	44,328
#	Duopharma Biotech Bhd.	117,952	29,147
*	Eastern & Oriental Bhd.	114,400	24,371
#	Eco World Development Group Bhd.	136,900	41,783
*	Ekovest Bhd.	383,500	35,576
	FAR East Holdings Bhd.	1,400	1,054
#	Formosa Prosonic Industries Bhd.	21,800	13,131
	Gamuda Bhd.	281,980	313,430
	Genting Malaysia Bhd.	341,400	188,325
	Genting Plantations Bhd.	34,300	43,484
	Guan Chong Bhd.	51,600	29,598
	HAP Seng Consolidated Bhd.	68,800	63,840
	Hap Seng Plantations Holdings Bhd.	27,100	10,502
*	Hartalega Holdings Bhd.	39,500	23,134
#*	Hengyuan Refining Co. Bhd.	18,000	11,470
	Hiap Teck Venture Bhd.	218,100	18,248
	Hibiscus Petroleum Bhd.	80,759	45,737
	Hong Leong Industries Bhd.	10,000	22,375
	IGB Bhd.	61,123	31,768
	IJM Corp. Bhd.	291,100	147,082
#	IOI Properties Group Bhd.	252,700	114,115
*	Iskandar Waterfront City Bhd.	64,600	10,090
#*	JAKS Resources Bhd.	260,520	7,354
#	Jaya Tiasa Holdings Bhd.	113,300	29,615
	Keck Seng Malaysia Bhd.	19,600	23,711
	Kenanga Investment Bank Bhd.	89,400	20,360

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd.	39,200	$14,787
	Kim Loong Resources Bhd.	29,200	13,582
	Kossan Rubber Industries Bhd.	191,400	88,197
	Kretam Holdings Bhd.	133,900	16,847
*	KSL Holdings Bhd.	25,900	9,304
	LBS Bina Group Bhd.	99,500	14,254
#	Leong Hup International Bhd.	128,600	15,620
#*Ω	Lotte Chemical Titan Holding Bhd.	84,977	19,578
	Magni-Tech Industries Bhd.	19,900	9,209
	Magnum Bhd.	74,114	17,836
#	Mah Sing Group Bhd.	277,700	72,544
	Malayan Flour Mills Bhd.	227,800	31,468
	Malaysia Airports Holdings Bhd.	61,730	129,195
#	Malaysia Building Society Bhd.	368,973	60,909
	Malaysia Smelting Corp. Bhd.	17,900	10,792
	Malaysian Resources Corp. Bhd.	291,800	40,812
	Matrix Concepts Holdings Bhd.	98,550	37,748
#	MBM Resources Bhd.	38,200	39,394
	Mega First Corp. Bhd.	74,000	72,374
	Mi Technovation Bhd.	70,500	27,568
	MKH Bhd.	39,000	10,943
	MKH Oil Palm East Kalimantan Sdn Bhd.	5,571	718
	MNRB Holdings Bhd.	50,800	18,599
#	MPHB Capital Bhd.	55,400	14,008
*	Muhibbah Engineering M Bhd.	69,100	13,659
	Oriental Holdings Bhd.	46,900	67,033
#	OSK Holdings Bhd.	194,800	59,501
	Panasonic Manufacturing Malaysia Bhd.	2,000	7,959
	Pantech Group Holdings Bhd.	62,800	14,056
	Petron Malaysia Refining & Marketing Bhd.	16,400	16,938
	RCE Capital Bhd.	49,100	28,472
#	Sarawak Oil Palms Bhd.	41,700	26,607
	Scientex Bhd.	87,100	76,596
#	Sime Darby Property Bhd.	436,300	89,208
	SKP Resources Bhd.	103,400	22,047
	SP Setia Bhd. Group	311,299	94,791
#	Sunway Bhd.	368,323	271,043
#	Supermax Corp. Bhd.	185,586	33,015
	Syarikat Takaful Malaysia Keluarga Bhd.	13,700	10,612
#	Ta Ann Holdings Bhd.	59,700	52,893
	Thong Guan Industries Bhd.	28,400	12,247
	TIME dotCom Bhd.	46,000	49,719
*	Top Glove Corp. Bhd.	361,600	66,598
*	Tropicana Corp. Bhd.	104,013	32,626
#	TSH Resources Bhd.	116,400	27,761
#	UEM Sunrise Bhd.	241,800	53,893
	Unisem M Bhd.	85,800	65,398
	United Malacca Bhd.	28,200	29,922
	United Plantations Bhd.	5,700	30,113
	UOA Development Bhd.	29,700	11,757
	Velesto Energy Bhd.	502,700	28,327
	VS Industry Bhd.	394,900	75,196
#	WCT Holdings Bhd.	129,750	14,239
	Yinson Holdings Bhd.	188,219	96,569

TOTAL MALAYSIA			4,683,391

MEXICO — (2.7%)
#	Alpek SAB de CV	60,630	44,913
*	Axtel SAB de CV	75,248	4,656

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
Ω	Banco del Bajio SA	108,947	$402,698
#	Becle SAB de CV	50,641	102,903
	Bolsa Mexicana de Valores SAB de CV	14,147	26,509
*	Cemex SAB de CV	549,733	434,825
*	Cemex SAB de CV, Sponsored ADR	156,566	1,238,437
	Cia Minera Autlan SAB de CV, Class B	60,626	35,390
	Consorcio ARA SAB de CV	98,355	19,062
	Corp. Actinver SAB de CV	41,815	36,858
	Corporativo Fragua SAB de CV	8,077	362,105
	Cydsa SAB de CV	45,021	50,065
	El Puerto de Liverpool SAB de CV, Class C1	30,621	244,832
	GCC SAB de CV	15,006	169,009
	Genomma Lab Internacional SAB de CV, Class B	98,024	95,101
	Gentera SAB de CV	144,860	232,375
	Grupo Aeroportuario del Sureste SAB de CV, ADR	93	32,039
	Grupo Comercial Chedraui SA de CV	50,454	371,511
	Grupo Herdez SAB de CV	11,507	32,464
	Grupo Hotelero Santa Fe SAB de CV	50,240	10,382
	Grupo Industrial Saltillo SAB de CV	47,197	61,521
#	Grupo Rotoplas SAB de CV	12,629	21,136
	Grupo Televisa SAB	323,345	190,073
*Ω	Grupo Traxion SAB de CV	39,637	66,545
*	Hoteles City Express SAB de CV	47,518	12,566
*	Industrias CH SAB de CV, Class B	11,679	126,145
#*	Industrias Penoles SAB de CV	20,115	287,762
	KUO SAB De CV, Class B	21,555	53,476
#	La Comer SAB de CV	60,217	128,830
	Medica Sur SAB de CV, Class B	20,670	48,988
	Megacable Holdings SAB de CV	81,563	238,060
*	Minera Frisco SAB de CV, Class A1	70,887	14,317
#*	Ollamani SAB	16,167	33,040
	Operadora De Sites Mexicanos SAB de CV, Class A	12,203	13,777
	Orbia Advance Corp. SAB de CV	105,836	173,235
*	Organizacion Cultiba SAB de CV	46,456	28,339
	Organizacion Soriana SAB de CV, Class B	37,912	75,135
	Promotora y Operadora de Infraestructura SAB de CV	19,999	200,320
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	21,223
	Qualitas Controladora SAB de CV	23,370	305,584
	Regional SAB de CV	14,733	132,497
*	Vista Energy SAB de CV, ADR	9,340	403,021
	Vitro SAB de CV, Class A	5,039	2,589

TOTAL MEXICO			6,584,313

PHILIPPINES — (0.5%)
*	8990 Holdings, Inc.	135,600	21,150
	Alliance Global Group, Inc.	409,300	71,372
	Asia United Bank Corp.	12,165	8,955
	Belle Corp.	525,000	18,414
	China Banking Corp.	123,600	83,675
*	Converge Information & Communications Technology Solutions, Inc.	61,300	9,954
	Cosco Capital, Inc.	281,900	22,725
	DMCI Holdings, Inc.	395,300	75,687
	DoubleDragon Corp.	73,400	10,017
	Filinvest Development Corp.	121,800	11,875
	Filinvest Land, Inc.	1,703,000	21,530
	First Philippine Holdings Corp.	31,550	35,620
	Globe Telecom, Inc.	815	25,026
	GT Capital Holdings, Inc.	12,099	133,721
	JG Summit Holdings, Inc.	52,700	30,770

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	LT Group, Inc.	216,100	$37,986
	Megaworld Corp.	1,421,700	45,005
	Metropolitan Bank & Trust Co.	176,300	213,322
	Petron Corp.	459,700	23,850
	Philcomsat Holdings Corp.	9,064	16,783
	Philex Mining Corp.	326,000	17,090
*	Philippine National Bank	50,900	19,134
	Puregold Price Club, Inc.	121,000	49,561
	RFM Corp.	109,000	6,110
	Rizal Commercial Banking Corp.	113,800	44,748
	Robinsons Land Corp.	268,700	72,425
	Robinsons Retail Holdings, Inc.	34,900	21,694
	San Miguel Corp.	36,530	66,335
	Security Bank Corp.	50,660	62,569
*	Shell Pilipinas Corp.	17,600	3,273
*	Top Frontier Investment Holdings, Inc.	3,090	4,509
	Union Bank of the Philippines	90,402	60,169
	Vista Land & Lifescapes, Inc.	717,200	18,615

TOTAL PHILIPPINES			1,363,669

POLAND — (1.1%)
	AB SA	2,333	50,445
#*	Agora SA	8,438	21,550
*	Alior Bank SA	18,231	464,440
	Apator SA	2,181	7,889
	Arctic Paper SA	5,110	25,789
	ASBISc Enterprises PLC	7,050	42,525
	Asseco Poland SA	8,572	168,465
	Bank Handlowy w Warszawie SA	5,702	157,115
*	Bank Millennium SA	62,100	141,395
*	Bank Ochrony Srodowiska SA	9,478	37,036
	BNPP Bank Polska SA	1,571	39,118
	Boryszew SA	19,241	29,326
	Cognor Holding SA	35,478	72,688
	ComArch SA	717	42,819
#*	Cyfrowy Polsat SA	26,801	66,049
	Develia SA	59,303	96,978
	Echo Investment SA	23,480	27,119
*	Enea SA	37,216	77,641
*	Fabryki Mebli Forte SA	1,537	8,721
*	Grupa Azoty SA	7,205	38,916
	Inter Cars SA	1,305	171,153
*	Jastrzebska Spolka Weglowa SA	8,691	65,429
	KRUK SA	959	109,010
	Lubelski Wegiel Bogdanka SA	3,931	27,722
*	mBank SA	1,052	176,671
	Mirbud SA	7,385	17,925
*	Newag SA	2,123	15,088
*	PGE Polska Grupa Energetyczna SA	118,875	177,183
*	PKP Cargo SA	7,482	22,169
*	Polimex-Mostostal SA	16,823	14,471
	Stalexport Autostrady SA	16,406	11,801
*	Tauron Polska Energia SA	202,440	145,295
*	Torpol SA	1,241	9,620
	VRG SA	42,918	34,860
	Warsaw Stock Exchange.	2,575	28,518

TOTAL POLAND			2,642,939

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (0.8%)
*	Aamal Co.	288,708	$61,907
	Al Khaleej Takaful Group QSC	22,072	15,583
	Barwa Real Estate Co.	365,206	281,425
	Commercial Bank PSQC	270,000	307,755
	Doha Bank QPSC	434,645	178,436
	Doha Insurance Co. QSC	40,320	26,439
	Gulf International Services QSC	135,943	103,124
	Gulf Warehousing Co.	37,401	33,957
*	Lesha Bank LLC	294,373	107,250
	Mazaya Real Estate Development QPSC	84,477	15,060
	Qatar Industrial Manufacturing Co. QSC	41,774	30,153
	Qatar Insurance Co. SAQ	226,916	141,009
	Qatar National Cement Co. QSC	68,440	67,078
	Qatar Navigation QSC	159,233	461,922
	Salam International Investment Ltd. QSC	139,423	24,142
	United Development Co. QSC	355,663	107,293

TOTAL QATAR			1,962,533

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR.	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	16,505	0
*††	RusHydro PJSC, ADR	93,802	0
*††	VTB Bank PJSC, GDR	138,363	0

SAUDI ARABIA — (4.6%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	33,280	23,196
	Advanced Petrochemical Co.	18,419	209,998
	Al Babtain Power & Telecommunication Co.	10,425	114,563
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,595	50,549
	Al Jouf Agricultural Development Co.	2,562	35,102
*	Al Jouf Cement Co.	8,531	26,096
*	Al Khaleej Training & Education Co.	6,476	56,792
*	AlAbdullatif Industrial Investment Co.	7,870	36,568
*	Al-Etihad Cooperative Insurance Co.	3,097	21,799
*	AlJazira Takaful Ta’awuni Co.	5,611	27,652
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	70,665
*	Alujain Corp.	6,757	80,856
	Arab National Bank	119,348	980,963
	Arabian Cement Co.	9,734	79,439
*	Arabian Shield Cooperative Insurance Co.	7,822	47,216
	Arriyadh Development Co.	17,211	107,174
	Bank AlBilad	52,082	495,059
*	Bank Al-Jazira	90,443	389,900
	Banque Saudi Fransi	72,951	711,849
	Basic Chemical Industries Ltd.	2,738	25,263
	Bawan Co.	3,149	39,711
*	Chubb Arabia Cooperative Insurance Co.	2,171	19,097
	City Cement Co.	12,129	67,065
*	Dar Al Arkan Real Estate Development Co.	107,466	380,473
	Eastern Province Cement Co.	8,366	74,465
*	Emaar Economic City	82,232	169,933
	Etihad Etisalat Co.	69,362	960,119
	Fitaihi Holding Group	32,900	35,551
	Gulf Insurance Group	4,659	46,703
	Hail Cement Co.	11,665	35,580
	Herfy Food Services Co.	3,314	28,153
*	Jazan Development & Investment Co.	6,599	29,019
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	118,315
*	Methanol Chemicals Co.	5,127	23,081

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Middle East Paper Co.	3,399	$38,442
*	Middle East Specialized Cables Co.	4,602	40,726
	Mobile Telecommunications Co. Saudi Arabia	89,516	288,148
	Najran Cement Co.	16,879	44,739
*	National Agriculture Development Co.	20,435	190,628
	National Co. for Glass Industries	3,510	40,702
*	National Gypsum	5,302	39,375
*	National Industrialization Co., Class C	62,513	232,613
	Nayifat Finance Co.	5,026	19,003
	Northern Region Cement Co.	18,964	49,471
	Qassim Cement Co.	3,637	57,256
*	Rabigh Refining & Petrochemical Co.	78,765	157,910
	Sahara International Petrochemical Co.	66,578	608,508
	Saudi Cement Co.	5,973	73,127
	Saudi Ceramic Co.	9,495	89,251
	Saudi Chemical Co. Holding	105,700	226,424
*	Saudi Ground Services Co.	1,500	21,811
	Saudi Industrial Investment Group.	22,753	140,470
	Saudi Investment Bank	98,381	441,920
*	Saudi Kayan Petrochemical Co.	138,076	344,592
	Saudi Marketing Co.	3,087	21,441
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	91,841
*	Saudi Printing & Packaging Co., Class C	5,795	23,611
*	Saudi Public Transport Co.	10,417	56,104
*	Saudi Reinsurance Co.	8,310	60,712
	Savola Group	44,673	600,300
*	Seera Group Holding	33,818	246,157
	SHL Finance Co.	4,656	20,085
*	Sinad Holding Co.	15,831	56,099
	Southern Province Cement Co.	11,508	122,408
	Sustained Infrastructure Holding Co.	7,743	78,199
*	Tabuk Cement Co.	8,849	30,686
*	Umm Al-Qura Cement Co.	3,517	15,663
	United International Transportation Co.	6,599	146,865
	United Wire Factories Co.	1,128	9,953
*	Walaa Cooperative Insurance Co.	11,356	92,648
	Yamama Cement Co.	20,244	187,200
	Yanbu Cement Co.	12,614	98,307
	Yanbu National Petrochemical Co.	48,903	505,389
*	Zamil Industrial Investment Co.	8,237	44,795

TOTAL SAUDI ARABIA			11,271,543

SOUTH AFRICA — (2.3%)
	AECI Ltd.	20,061	99,902
	African Rainbow Minerals Ltd.	18,816	194,372
	Altron Ltd., Class A.	27,408	16,554
	Aspen Pharmacare Holdings Ltd.	50,127	597,159
	Barloworld Ltd.	31,236	143,527
*	Blue Label Telecoms Ltd.	90,389	20,566
*	Brait PLC	54,087	3,742
	Caxton & CTP Publishers & Printers Ltd.	18,917	10,399
	Curro Holdings Ltd.	20,708	11,817
	DataTec Ltd.	49,815	96,318
	Discovery Ltd.	4,493	28,623
	Exxaro Resources Ltd.	38,418	368,086
	Foschini Group Ltd.	37,331	197,100
	Grindrod Ltd.	120,704	83,235
	Harmony Gold Mining Co. Ltd.	31,225	270,290
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	404,958

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Impala Platinum Holdings Ltd.	7,093	$31,576
	Investec Ltd.	24,846	158,525
	Invicta Holdings Ltd.	10,262	14,243
*	KAP Ltd.	436,996	59,623
	Lewis Group Ltd.	10,591	24,803
	Life Healthcare Group Holdings Ltd.	172,684	98,525
	Merafe Resources Ltd.	159,565	10,601
*	Metair Investments Ltd.	31,298	19,481
#	Momentum Metropolitan Holdings	191,420	208,356
	Motus Holdings Ltd.	26,855	118,928
	Mpact Ltd.	21,681	29,371
	Nedbank Group Ltd.	5,995	72,894
	Netcare Ltd.	54,913	33,254
	Oceana Group Ltd.	14,664	59,124
	Old Mutual Ltd.	770,346	452,615
	Omnia Holdings Ltd.	27,323	77,567
Ω	Pepkor Holdings Ltd.	23,733	22,388
*	PPC Ltd.	226,567	39,172
	Raubex Group Ltd.	23,054	37,174
*	RCL Foods Ltd.	30,615	17,097
	Reunert Ltd.	30,131	105,762
	RFG Holdings Ltd.	6,432	4,591
	Sappi Ltd.	96,987	260,546
	Sasol Ltd.	54,240	381,053
	Sibanye Stillwater Ltd.	340,415	388,533
*	Southern Sun Ltd.	109,934	30,135
*	SPAR Group Ltd.	16,292	83,939
	Super Group Ltd.	56,942	84,298
*	Telkom SA SOC Ltd.	54,440	68,707
	Thungela Resources Ltd.	19,801	138,884
*	Transaction Capital Ltd.	66,567	9,614
*	We Buy Cars Pty. Ltd.	21,753	23,104
	Wilson Bayly Holmes-Ovcon Ltd.	8,189	60,509
*	Zeda Ltd.	33,706	21,052

TOTAL SOUTH AFRICA			5,792,692

SOUTH KOREA — (11.1%)
	ABco Electronics Co. Ltd.	3,431	29,877
	Advanced Process Systems Corp.	1,107	27,733
	Aekyung Chemical Co. Ltd.	1,969	17,618
	Aekyung Industrial Co. Ltd.	897	13,405
*	Agabang&Company	4,166	15,266
	Ajin Industrial Co. Ltd.	4,708	13,492
*	ALUKO Co. Ltd.	8,599	20,544
	Amorepacific Corp.	4,025	490,588
	Amorepacific Group	5,174	124,905
*	Amotech Co. Ltd.	897	4,818
*	Anam Electronics Co. Ltd.	8,891	12,001
*	Ananti, Inc.	10,516	48,222
	Asia Cement Co. Ltd.	2,690	19,645
	ASIA Holdings Co. Ltd.	91	15,574
	Asia Paper Manufacturing Co. Ltd.	5,405	33,138
	Avaco Co. Ltd.	2,775	36,306
	Baiksan Co. Ltd.	1,472	14,614
	BGF Co. Ltd.	4,573	12,441
	BGFecomaterials Co. Ltd.	3,174	9,171
	BH Co. Ltd.	4,119	51,468
	Binggrae Co. Ltd.	1,100	56,636
	BNK Financial Group, Inc.	46,213	279,010

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Boditech Med, Inc.	1,363	$15,648
	Boryung	6,455	51,826
	Byucksan Corp.	8,914	14,452
*	CammSys Corp.	19,330	19,615
	Chongkundang Holdings Corp.	732	32,531
*††	Chorokbaem Media Co. Ltd.	5,074	3,719
*	CJ CGV Co. Ltd.	12,126	50,204
	CJ CheilJedang Corp.	1,373	332,797
	CJ Corp.	2,217	203,306
*	CJ ENM Co. Ltd.	1,819	99,516
	CJ Freshway Corp.	1,674	27,639
	CJ Logistics Corp.	1,719	151,643
*	CMG Pharmaceutical Co. Ltd.	6,299	9,584
*	Com2uS Holdings Corp.	678	14,598
	Com2uS Corp.	1,617	46,416
*	Coreana Cosmetics Co. Ltd.	9,288	20,933
	Coway Co. Ltd.	8,924	357,553
	COWELL FASHION Co. Ltd.	1,810	4,170
	CR Holdings Co. Ltd.	5,750	25,061
	Cuckoo Holdings Co. Ltd.	1,775	25,123
	Cuckoo Homesys Co. Ltd.	801	13,368
	Dae Won Kang Up Co. Ltd.	8,318	34,472
	Daechang Forging Co. Ltd.	2,361	11,369
	Daedong Corp.	3,607	31,163
	Daeduck Co. Ltd.	4,415	20,078
	Daeduck Electronics Co. Ltd.	5,605	93,010
	Daehan Flour Mill Co. Ltd.	223	22,120
	Daehan New Pharm Co. Ltd.	1,199	6,923
	Daehan Steel Co. Ltd.	2,741	27,730
*	Dae-Il Corp.	2,910	12,316
	Daesang Corp.	3,678	58,194
	Daesang Holdings Co. Ltd.	4,994	31,280
*	Daesung Industrial Co. Ltd.	4,256	11,705
	Daewon Media Co. Ltd.	983	7,243
	Daewon Pharmaceutical Co. Ltd.	3,317	35,817
*	Daewoo Engineering & Construction Co. Ltd.	32,220	88,777
	Daewoong Co. Ltd.	4,595	62,469
	Daewoong Pharmaceutical Co. Ltd.	566	45,657
	Daihan Pharmaceutical Co. Ltd.	686	14,086
	Daishin Securities Co. Ltd.	5,660	64,126
*	Danal Co. Ltd.	5,965	16,731
	Daol Investment & Securities Co. Ltd.	10,955	25,134
	Daou Data Corp.	2,532	22,735
	Daou Technology, Inc.	4,209	59,868
*	Dasan Networks, Inc.	4,714	12,913
	DB Financial Investment Co. Ltd.	6,337	19,484
	DB HiTek Co. Ltd.	4,507	133,184
	DB Insurance Co. Ltd.	8,646	606,472
*	DB, Inc.	6,820	7,065
	Deutsch Motors, Inc.	4,732	17,806
	DGB Financial Group, Inc.	27,350	167,063
	DI Dong Il Corp.	3,079	56,660
	Digital Daesung Co. Ltd.	3,570	18,188
	DL E&C Co. Ltd.	5,428	145,509
	DL Holdings Co. Ltd.	2,393	91,827
	DMS Co. Ltd.	4,659	21,187
	DN Automotive Corp.	390	23,537
	DNF Co. Ltd.	1,629	25,499
	Dohwa Engineering Co. Ltd.	2,350	12,638

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A Socio Holdings Co. Ltd.	566	$45,139
	Dong-A ST Co. Ltd.	759	36,952
	Dongbang Transport Logistics Co. Ltd.	3,812	6,042
	DongKook Pharmaceutical Co. Ltd.	4,132	49,043
	Dongkuk Holdings Co. Ltd.	2,133	12,919
	Dongkuk Industries Co. Ltd.	7,902	40,942
	Dongkuk Steel Mill Co. Ltd.	6,644	56,408
	Dongsuh Cos., Inc.	3,916	53,844
	Dongsung Chemical Co. Ltd.	4,993	16,588
	Dongwha Pharm Co. Ltd.	3,593	22,619
	Dongwon Development Co. Ltd.	7,989	15,554
	Dongwon F&B Co. Ltd.	1,585	44,496
	Doosan Bobcat, Inc.	7,797	291,412
	Doosan Co. Ltd.	1,294	141,350
	Doosan Tesna, Inc.	511	17,818
	DoubleUGames Co. Ltd.	1,873	59,118
	Dreamtech Co. Ltd.	2,246	15,256
*	Duksan Hi-Metal Co. Ltd.	3,359	17,752
	DY Corp.	2,421	10,091
*††	E Investment&Development Co. Ltd.	13,290	2,510
	Easy Holdings Co. Ltd.	10,216	24,218
	Echo Marketing, Inc.	1,407	13,913
	Ecoplastic Corp.	4,803	15,905
*	Ecopro Co. Ltd.	523	39,495
*††	Ehwa Technologies Information Co. Ltd.	46,593	5,697
	Elentec Co. Ltd.	3,055	17,268
	E-MART, Inc.	3,496	160,333
*	EMKOREA Co. Ltd.	4,152	8,375
	ENF Technology Co. Ltd.	1,688	33,847
	Eugene Corp.	10,128	26,065
	Eugene Investment & Securities Co. Ltd.	15,368	48,211
	Eusu Holdings Co. Ltd.	573	2,331
*	E-World	15,416	21,848
	FarmStory Co. Ltd.	12,835	14,894
	Fila Holdings Corp.	7,613	224,108
	Fursys, Inc.	403	10,987
	Gabia, Inc.	2,000	25,678
*	GAEASOFT	1,361	7,417
	GC Cell Corp.	423	11,713
	Geumhwa PSC Co. Ltd.	840	17,047
	Global Standard Technology Co. Ltd.	1,033	35,830
	GOLFZON Co. Ltd.	528	29,710
	Golfzon Newdin Holdings Co. Ltd.	3,388	9,432
	Gradiant Corp.	2,087	24,443
	Green Cross Corp.	839	68,933
*	GS Engineering & Construction Corp.	13,169	156,107
	GS Global Corp.	11,688	20,763
	GS Holdings Corp.	7,975	257,846
	GS Retail Co. Ltd.	6,642	95,217
	Gwangju Shinsegae Co. Ltd.	850	19,126
	Haesung Industrial Co. Ltd.	2,850	15,327
	Han Kuk Carbon Co. Ltd.	6,875	56,281
	Hana Pharm Co. Ltd.	689	6,612
	Hancom, Inc.	3,287	56,338
	Handok, Inc.	1,372	13,704
	Handsome Co. Ltd.	2,572	36,417
	Hanil Cement Co. Ltd.	2,476	23,379
	Hanil Holdings Co. Ltd.	1,453	13,265
	Hanil Hyundai Cement Co. Ltd.	762	8,242

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Transportation Co. Ltd.	2,072	$31,108
	Hankook Tire & Technology Co. Ltd.	12,499	530,361
	HanmiGlobal Co. Ltd.	1,095	12,827
	Hannong Chemicals, Inc.	1,268	16,426
	Hanon Systems	28,059	112,372
	Hansae Co. Ltd.	2,823	43,947
	Hansol Holdings Co. Ltd.	5,410	11,008
	Hansol Paper Co. Ltd.	3,482	27,106
	Hansol Technics Co. Ltd.	5,142	20,724
	Hanwha Corp.	7,084	139,018
*	Hanwha Galleria Corp.	10,851	10,916
	Hanwha General Insurance Co. Ltd.	14,136	51,411
*	Hanwha Investment & Securities Co. Ltd.	24,210	58,879
	Hanwha Life Insurance Co. Ltd.	46,158	97,910
	Hanwha Solutions Corp.	19,459	354,158
	Hanwha Systems Co. Ltd.	10,603	149,826
	Hanyang Eng Co. Ltd.	2,207	32,337
	Harim Co. Ltd.	12,261	27,052
	Harim Holdings Co. Ltd.	8,483	40,305
	HB Technology Co. Ltd.	6,321	15,951
	HD Hyundai Co. Ltd.	9,001	435,765
	HD Hyundai Construction Equipment Co. Ltd.	2,054	80,754
*	HD Hyundai Energy Solutions Co. Ltd.	558	9,537
	HD Hyundai Infracore Co. Ltd.	19,220	114,345
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	54,950
	HDC Holdings Co. Ltd.	6,580	41,678
	HDC Hyundai Development Co-Engineering & Construction, Class E	6,663	84,505
	Hecto Financial Co. Ltd.	738	9,633
	Hecto Innovation Co. Ltd.	1,657	15,863
	HFR, Inc.	1,000	11,167
	Hite Jinro Co. Ltd.	4,936	74,838
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	11,812
	HK inno N Corp.	2,049	57,237
	HL Holdings Corp.	1,256	30,773
	HL Mando Co. Ltd.	5,959	168,056
	Home Center Holdings Co. Ltd.	9,904	8,161
	HS Industries Co. Ltd.	8,886	26,298
	Huons Co. Ltd.	738	18,334
	Huons Global Co. Ltd.	962	14,840
	Husteel Co. Ltd.	7,166	23,885
	Huvitz Co. Ltd.	1,517	14,244
	Hwa Shin Co. Ltd.	3,210	25,091
	Hwaseung Enterprise Co. Ltd.	2,637	17,897
	Hy-Lok Corp.	1,868	36,552
	Hyosung Corp.	1,689	73,341
	Hyosung TNC Corp.	404	107,043
	Hyundai Bioland Co. Ltd.	1,503	9,873
*	Hyundai BNG Steel Co. Ltd.	1,368	21,388
	Hyundai Corp.	1,819	22,488
	Hyundai Department Store Co. Ltd.	2,653	100,352
	Hyundai Elevator Co. Ltd.	3,989	116,290
	Hyundai Engineering & Construction Co. Ltd.	13,017	331,611
	Hyundai Ezwel Co. Ltd.	2,358	9,853
	Hyundai Futurenet Co. Ltd.	10,757	36,195
	Hyundai GF Holdings	10,066	35,152
	Hyundai Glovis Co. Ltd.	1,882	246,373
	Hyundai Green Food	5,344	46,935
	Hyundai Home Shopping Network Corp.	852	33,580
*	Hyundai Livart Furniture Co. Ltd.	1,826	10,035

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	$254,206
*	Hyundai Mipo Dockyard Co. Ltd.	776	41,785
	Hyundai Motor Securities Co. Ltd.	3,996	25,666
	Hyundai Steel Co.	15,107	350,798
	Hyundai Wia Corp.	3,549	147,729
	HyVision System, Inc.	3,097	47,259
	Iljin Diamond Co. Ltd.	676	7,641
	Iljin Holdings Co. Ltd.	6,068	18,777
	Iljin Power Co. Ltd.	2,053	18,717
	Ilshin Spinning Co. Ltd.	3,440	22,353
	Ilsung Pharmaceuticals Co. Ltd.	690	9,900
	Ilyang Pharmaceutical Co. Ltd.	1,789	17,885
	iMarketKorea, Inc.	3,411	20,811
	InBody Co. Ltd.	2,353	50,469
	Incross Co. Ltd.	1,850	12,381
	Innocean Worldwide, Inc.	2,350	38,542
	InnoWireless Co. Ltd.	626	11,578
	Innox Advanced Materials Co. Ltd.	2,129	49,198
*	Insun ENT Co. Ltd.	3,640	17,142
*	Insung Information Co. Ltd.	5,993	12,112
	Intelligent Digital Integrated Security Co. Ltd.	596	7,938
*	Interflex Co. Ltd.	1,742	18,277
	INTOPS Co. Ltd.	2,924	56,096
	IS Dongseo Co. Ltd.	3,178	61,428
*	ISU Chemical Co. Ltd.	1,074	9,391
*	ISU Specialty Chemical	264	64,756
	JB Financial Group Co. Ltd.	21,881	209,945
	JC Chemical Co. Ltd.	1,397	6,304
	Jinsung T.E.C.	2,075	14,680
*	JNK Heaters Co. Ltd.	2,980	9,045
*††	Jokwang ILI Co. Ltd.	21,669	2,148
	JVM Co. Ltd.	835	18,018
	JW Life Science Corp.	762	6,852
*	Kakao Games Corp.	6,569	102,590
	Kangnam Jevisco Co. Ltd.	593	11,900
	Kangwon Land, Inc.	16,682	184,339
	KC Co. Ltd.	2,037	32,201
	KC Tech Co. Ltd.	1,176	30,833
	KCC Corp.	788	142,714
	KCC Glass Corp.	2,091	60,566
	KCTC	3,354	9,887
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	102,104
	KG Chemical Corp.	10,135	41,633
	KG Dongbusteel	4,290	21,867
	KG Eco Solution Co. Ltd.	2,653	17,229
*††	KG Mobility Co.	2,928	12,968
	Kginicis Co. Ltd.	1,969	16,396
	KGMobilians Co. Ltd.	3,097	11,196
	KH Vatec Co. Ltd.	2,324	25,799
*	Kib Plug Energy	32,770	9,838
	KISCO Corp.	2,292	19,654
	KISCO Holdings Co. Ltd.	632	10,473
	KISWIRE Ltd.	1,692	31,394
	KIWOOM Securities Co. Ltd.	2,403	228,197
*	KNW Co. Ltd.	1,879	10,359
	Kolmar BNH Co. Ltd.	1,425	16,309
	Kolmar Holdings Co. Ltd.	3,450	20,992
	Kolon Corp.	1,235	14,615
	Kolon Industries, Inc.	3,157	90,872

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Plastic, Inc.	1,291	$6,719
	Korea Alcohol Industrial Co. Ltd.	1,839	14,100
	Korea Asset In Trust Co. Ltd.	11,290	25,116
*	Korea Circuit Co. Ltd.	2,410	27,498
	Korea Electric Terminal Co. Ltd.	1,101	51,061
*	Korea Information & Communications Co. Ltd.	2,884	18,446
	Korea Investment Holdings Co. Ltd.	7,223	349,113
*	Korea Line Corp.	27,137	35,052
	Korea Movenex Co. Ltd.	3,518	12,916
	Korea Petrochemical Ind Co. Ltd.	684	67,063
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	26,366
	Korea United Pharm, Inc.	1,827	32,435
	Korean Reinsurance Co.	24,007	141,900
	KPX Chemical Co. Ltd.	249	8,177
	KSS LINE Ltd.	3,271	19,539
*	Kt alpha Co. Ltd.	1,749	6,441
	KT Skylife Co. Ltd.	3,494	14,072
	KTCS Corp.	7,375	16,991
*	Kumho HT, Inc.	17,209	7,512
	Kumho Petrochemical Co. Ltd.	3,240	322,258
*	Kumho Tire Co., Inc.	19,446	98,464
*	KUMHOE&C Co. Ltd.	2,973	9,105
	Kumkang Kind Co. Ltd.	1,937	7,608
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	31,750
	Kyeryong Construction Industrial Co. Ltd.	1,207	11,987
	Kyobo Securities Co. Ltd.	3,914	14,195
	Kyung Dong Navien Co. Ltd.	1,037	44,589
	Kyung-In Synthetic Corp.	5,504	13,616
*	LB Semicon, Inc.	6,378	33,660
	LF Corp.	3,721	41,465
*	LG Display Co. Ltd.	54,949	415,912
	LG H&H Co. Ltd.	1,326	399,534
	LG HelloVision Co. Ltd.	11,295	27,508
	LG Innotek Co. Ltd.	1,913	304,077
	LG Uplus Corp.	37,190	264,142
	LOT Vacuum Co. Ltd.	3,140	44,840
	Lotte Chemical Corp.	3,291	254,320
	Lotte Chilsung Beverage Co. Ltd.	706	64,597
	Lotte Corp.	5,910	117,801
*	Lotte Data Communication Co.	385	8,420
	Lotte Energy Materials Corp.	2,369	77,059
	LOTTE Fine Chemical Co. Ltd.	3,279	106,429
*	Lotte Non-Life Insurance Co. Ltd.	18,648	46,674
	Lotte Rental Co. Ltd.	1,309	25,681
	Lotte Shopping Co. Ltd.	2,189	109,756
	Lotte Wellfood Co. Ltd.	520	50,331
	LS Corp.	3,430	338,910
	LS Electric Co. Ltd.	3,075	388,065
*	LVMC Holdings	9,266	18,805
	LX Hausys Ltd.	1,101	34,233
	LX Holdings Corp.	9,737	49,033
	LX International Corp.	4,931	99,219
	LX Semicon Co. Ltd.	1,255	66,067
	Macrogen, Inc.	1,322	19,338
	Maeil Dairies Co. Ltd.	624	18,324
	MAKUS, Inc.	1,504	13,318
*††	Manho Rope & Wire Ltd.	336	4,298
	Mcnex Co. Ltd.	1,447	26,617
*	MDS Tech, Inc.	14,576	16,775

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Meerecompany, Inc.	605	$12,965
	MegaStudy Co. Ltd.	1,207	9,700
	MegaStudyEdu Co. Ltd.	1,081	47,185
	Mgame Corp.	3,697	14,413
*	Mirae Asset Life Insurance Co. Ltd.	9,166	33,049
	Mirae Asset Securities Co. Ltd.	40,133	218,728
*	Mirae Asset Venture Investment Co. Ltd.	3,943	16,125
	MK Electron Co. Ltd.	2,487	21,042
*	Mobase Electronics Co. Ltd.	5,591	7,536
	MS Autotech Co. Ltd.	5,557	18,429
	Multicampus Co. Ltd.	323	8,229
*	Namsun Aluminum Co. Ltd.	10,461	14,466
*	Namuga Co. Ltd.	988	10,229
	Namyang Dairy Products Co. Ltd.	48	17,909
	Nasmedia Co. Ltd.	1,763	24,011
	Nature Holdings Co. Ltd.	1,012	10,337
	NCSoft Corp.	2,108	266,346
	Neowiz	1,943	30,342
*	Neowiz Holdings Corp.	697	9,893
*	Nepes Ark Corp.	483	9,898
*Ω	Netmarble Corp.	3,471	138,977
	New Power Plasma Co. Ltd.	3,767	15,446
	Nexen Corp.	3,941	12,174
	Nexen Tire Corp.	6,381	42,872
	NH Investment & Securities Co. Ltd., Class C	24,574	220,885
	NHN Corp.	3,046	51,980
	NICE Holdings Co. Ltd.	4,498	39,939
	Nice Information & Telecommunication, Inc.	1,071	17,323
	Nong Shim Holdings Co. Ltd.	465	22,375
	NongShim Co. Ltd.	597	171,422
	NOVAREX Co. Ltd.	566	4,230
	OCI Co. Ltd.	1,040	70,398
	OCI Holdings Co. Ltd.	2,324	158,339
	Orion Corp.	3,498	234,100
	Orion Holdings Corp.	4,507	47,909
*††	Osung Advanced Materials Co. Ltd.	10,387	10,444
	Ottogi Corp.	253	76,054
	Paik Kwang Industrial Co. Ltd.	4,913	27,884
	Pan Ocean Co. Ltd.	48,477	143,315
	Paradise Co. Ltd.	7,062	76,507
	Partron Co. Ltd.	8,571	49,557
	PHA Co. Ltd.	1,337	10,836
*	PharmGen Science, Inc.	3,682	14,110
*	Pond Group Co. Ltd.	1,043	4,527
	Poongsan Corp.	3,373	157,610
	Poongsan Holdings Corp.	1,377	30,263
	Posco International Corp.	1,061	34,993
	POSCO Steeleon Co. Ltd.	765	25,451
*	Power Logics Co. Ltd.	2,942	16,869
	Protec Co. Ltd.	413	11,428
*	Refine Co. Ltd.	1,709	13,013
	Reyon Pharmaceutical Co. Ltd.	844	8,359
*	RFTech Co. Ltd.	3,243	9,059
	S-1 Corp.	2,296	98,892
	Sajo Industries Co. Ltd.	276	7,317
	Sajodaerim Corp.	1,147	31,537
	Sam Young Electronics Co. Ltd.	2,074	16,404
	Sam Yung Trading Co. Ltd.	2,591	24,896
	Samick THK Co. Ltd.	1,192	11,835

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Samil Pharmaceutical Co. Ltd.	3,113	$20,787
	Samjin Pharmaceutical Co. Ltd.	1,495	21,350
*	Samkee Corp.	8,420	11,507
	Sammok S-Form Co. Ltd.	2,023	28,717
	SAMPYO Cement Co. Ltd.	9,240	19,610
	Samsung Card Co. Ltd.	5,410	152,387
*	Samsung Engineering Co. Ltd.	19,610	371,792
	Samsung Securities Co. Ltd.	11,744	321,268
	SAMT Co. Ltd.	12,775	33,811
	Samyang Corp.	593	21,615
	Samyang Holdings Corp.	724	36,448
	Samyang Packaging Corp.	1,563	19,358
	Saramin Co. Ltd.	591	7,676
*	SD Biosensor, Inc.	7,012	53,218
	SeAH Besteel Holdings Corp.	2,148	34,349
	SeAH Steel Corp.	218	21,570
	SeAH Steel Holdings Corp.	380	63,484
	Sebang Co. Ltd.	2,050	17,821
	Sebang Global Battery Co. Ltd.	1,376	101,104
	Seegene, Inc.	5,029	80,261
	Sejong Industrial Co. Ltd.	2,070	8,828
	Sejong Telecom, Inc.	22,924	10,582
	Sekonix Co. Ltd.	2,295	12,476
	Seobu T&D	4,296	23,553
	Seohee Construction Co. Ltd.	38,458	38,683
*	Seojin System Co. Ltd.	4,458	79,017
	Seoul Semiconductor Co. Ltd.	8,308	58,564
	Seoyon Co. Ltd.	4,738	31,830
	Seoyon E-Hwa Co. Ltd.	2,518	33,136
*††	Sewon E&C Co. Ltd.	7,730	3,943
	SFA Engineering Corp.	2,968	55,080
*	SFA Semicon Co. Ltd.	8,559	34,273
	SGC Energy Co. Ltd.	1,829	32,532
	Shin Heung Energy & Electronics Co. Ltd.	1,435	10,603
	Shinil Electronics Co. Ltd.	15,276	20,585
	Shinsegae International, Inc.	2,225	28,727
	Shinsegae, Inc.	1,172	140,349
*	Shinyoung Securities Co. Ltd.	785	38,415
	Simmtech Co. Ltd.	807	17,604
	Sindoh Co. Ltd.	830	22,133
	SK Chemicals Co. Ltd.	1,856	80,661
	SK D&D Co. Ltd.	1,592	13,978
	SK Discovery Co. Ltd.	2,070	67,894
*	SK Eternix Co. Ltd.	2,383	34,470
	SK Gas Ltd.	546	65,084
	SK Networks Co. Ltd.	24,348	88,384
*	SK oceanplant Co. Ltd.	5,032	47,472
	SK Securities Co. Ltd.	69,495	30,142
	SL Corp.	3,275	78,967
	SNT Dynamics Co. Ltd.	836	9,533
	SNT Holdings Co. Ltd.	951	15,498
	SNT Motiv Co. Ltd.	1,479	49,361
	Solid, Inc.	14,983	62,399
	Songwon Industrial Co. Ltd.	2,633	27,290
	Soosan Heavy Industries Co. Ltd.	6,532	9,398
	Soulbrain Holdings Co. Ltd.	1,012	41,649
	Spigen Korea Co. Ltd.	593	13,019
	STIC Investments, Inc.	7,866	49,220
	Suheung Co. Ltd.	793	12,614

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sung Kwang Bend Co. Ltd.	2,934	$24,188
*	Sungchang Enterprise Holdings Ltd.	12,418	17,871
	Sungshin Cement Co. Ltd.	4,536	28,979
	Sungwoo Hitech Co. Ltd.	8,732	59,071
	Sunjin Co. Ltd.	2,612	13,713
*	Suprema, Inc.	1,563	27,183
*	SY Co. Ltd.	5,628	19,082
	Tae Kyung Industrial Co. Ltd.	3,102	13,502
	Taekwang Industrial Co. Ltd.	57	27,514
	Taekyung BK Co. Ltd.	5,002	19,901
*††	Taewoong Co. Ltd.	957	15,379
*	Taihan Electric Wire Co. Ltd.	12,574	124,428
	Telechips, Inc.	1,102	20,351
*	Theragen Etex Co. Ltd.	5,195	14,895
	TK Corp.	3,405	30,488
	TKG Huchems Co. Ltd.	4,631	66,076
	Tongyang Life Insurance Co. Ltd.	9,098	34,896
	Tongyang, Inc.	53,338	35,551
	Toptec Co. Ltd.	1,441	8,515
	Tovis Co. Ltd.	1,651	22,611
	TS Corp.	6,440	14,775
*	Tuksu Construction Co. Ltd.	2,157	11,153
	TYM Corp.	6,262	21,896
	Ubiquoss Holdings, Inc.	1,989	17,793
	Ubiquoss, Inc.	822	10,135
	Uju Electronics Co. Ltd.	1,365	19,756
	Unid Co. Ltd.	825	57,077
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	31,782
	Uniquest Corp.	2,237	11,177
	Value Added Technology Co. Ltd.	1,095	23,240
*††	Vidente Co. Ltd.	4,562	2,056
	Vieworks Co. Ltd.	1,285	25,478
	Vitzro Tech Co. Ltd.	1,803	11,141
	Webcash Corp.	1,363	8,981
	Webzen, Inc.	2,959	34,784
	Whanin Pharmaceutical Co. Ltd.	1,750	17,875
	Wins Co. Ltd.	1,422	12,881
	WiSoL Co. Ltd.	5,751	36,932
*	Wonik Holdings Co. Ltd.	8,665	22,181
*	WONIK IPS Co. Ltd.	3,087	82,215
	Wonik Materials Co. Ltd.	1,147	29,710
	Woojin, Inc.	3,439	20,718
*	Woongjin Thinkbig Co. Ltd.	8,778	13,615
*	Woori Technology Investment Co. Ltd.	8,023	48,385
*	Woosu AMS Co. Ltd.	4,962	10,447
*	YC Corp.	3,175	31,362
	Y-entec Co. Ltd.	2,370	12,332
	Young Poong Corp.	78	22,915
	Young Poong Precision Corp.	3,427	29,556
	Youngone Corp.	4,082	112,961
	Youngone Holdings Co. Ltd.	1,334	81,968
	Yuanta Securities Korea Co. Ltd.	17,353	34,752
	Zeus Co. Ltd.	2,466	29,589
	Zinus, Inc.	2,163	19,669

TOTAL SOUTH KOREA			27,378,720

TAIWAN — (18.3%)
	Abico Avy Co. Ltd.	33,965	28,395
#	Ability Enterprise Co. Ltd.	37,000	45,965

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	AcBel Polytech, Inc.	87,989	$106,963
	Acer, Inc.	479,000	659,082
	ACES Electronic Co. Ltd.	28,985	36,038
*	Acon Holding, Inc.	28,000	8,970
	Action Electronics Co. Ltd.	24,000	14,603
	Actron Technology Corp.	9,000	51,250
	ADATA Technology Co. Ltd.	42,818	130,200
	Advanced International Multitech Co. Ltd.	20,000	46,093
*	Advanced Optoelectronic Technology, Inc.	34,000	28,052
	Advancetek Enterprise Co. Ltd.	49,000	87,137
	Aerospace Industrial Development Corp.	65,000	113,920
	AGV Products Corp.	144,000	53,354
	Air Asia Co. Ltd.	13,000	17,050
	Alltek Technology Corp.	24,040	25,508
	Alpha Networks, Inc.	43,773	43,509
	Altek Corp.	59,000	70,179
	Amazing Microelectronic Corp.	12,000	36,946
	Ambassador Hotel	49,000	103,897
	Ampire Co. Ltd.	12,000	14,719
	AmTRAN Technology Co. Ltd.	147,813	69,106
	Anji Technology Co. Ltd.	18,000	20,658
	Apacer Technology, Inc.	35,000	72,143
	APAQ Technology Co. Ltd.	5,000	18,967
	APCB, Inc.	17,000	10,656
	Apex Biotechnology Corp.	13,000	13,414
	Apex Dynamics, Inc.	2,000	15,914
	Apex International Co. Ltd.	22,000	27,939
	Arcadyan Technology Corp.	14,000	73,808
	Ardentec Corp.	65,000	145,171
	Asia Cement Corp.	369,000	494,905
	Asia Electronic Material Co. Ltd.	2,000	1,318
	Asia Optical Co., Inc.	30,000	58,761
	Asia Polymer Corp.	83,742	49,794
	Asia Tech Image, Inc.	18,000	39,763
	ASolid Technology Co. Ltd.	7,000	16,920
	ATE Energy International Co. Ltd.	10,000	9,680
	Aten International Co. Ltd.	9,000	22,263
	Audix Corp.	23,000	50,507
	AUO Corp.	1,056,000	590,472
	Avermedia Technologies	14,000	15,728
	Axiomtek Co. Ltd.	7,695	20,220
*	Bank of Kaohsiung Co. Ltd.	167,394	59,572
	Basso Industry Corp.	30,000	38,318
	BenQ Materials Corp.	17,000	17,994
	BES Engineering Corp.	253,000	137,050
	Billion Electric Co. Ltd.	8,000	11,082
	Bin Chuan Enterprise Co. Ltd.	11,000	8,069
	Bizlink Holding, Inc.	19,000	133,853
	Bon Fame Co. Ltd.	4,000	12,393
	Brightek Optoelectronic Co. Ltd.	9,000	12,177
	Brighton-Best International Taiwan, Inc.	77,000	82,287
	Capital Futures Corp.	17,000	29,024
	Capital Securities Corp.	302,000	230,084
	Career Technology MFG. Co. Ltd.	81,636	49,674
	Caswell, Inc.	4,000	13,975
	Catcher Technology Co. Ltd.	97,000	647,929
	Cathay Real Estate Development Co. Ltd.	101,000	118,640
	Cayman Engley Industrial Co. Ltd.	4,000	7,091
	CCP Contact Probes Co. Ltd.	9,000	12,593

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Celxpert Energy Corp.	10,747	$8,201
*	Central Reinsurance Co. Ltd.	58,674	48,739
	Chain Chon Industrial Co. Ltd.	26,000	10,753
	Chaintech Technology Corp.	7,000	8,027
	Chang Hwa Commercial Bank Ltd.	794,009	443,987
	Chang Wah Electromaterials, Inc.	51,000	69,902
	Channel Well Technology Co. Ltd.	8,000	18,448
	CHC Healthcare Group	13,000	22,157
	Chen Full International Co. Ltd.	12,000	14,836
	Cheng Loong Corp.	169,000	151,345
	Cheng Mei Materials Technology Corp.	66,283	27,087
	Cheng Shin Rubber Industry Co. Ltd.	290,000	418,682
	Cheng Uei Precision Industry Co. Ltd.	74,000	105,358
	Chia Chang Co. Ltd.	17,000	23,835
	Chia Hsin Cement Corp.	79,560	44,940
#	China Airlines Ltd.	476,000	304,830
	China Bills Finance Corp.	133,000	62,256
	China Chemical & Pharmaceutical Co. Ltd.	58,000	39,045
*	China Development Financial Holding Corp.	66,559	27,825
	China Electric Manufacturing Corp.	47,440	24,911
	China General Plastics Corp.	64,141	35,956
*	China Man-Made Fiber Corp.	235,912	55,395
	China Metal Products	64,000	93,066
	China Motor Corp.	40,200	176,086
*	China Petrochemical Development Corp.	610,120	210,416
	China Steel Structure Co. Ltd.	7,000	13,270
	China Wire & Cable Co. Ltd.	15,000	20,319
	Chinese Maritime Transport Ltd.	20,000	28,033
	Ching Feng Home Fashions Co. Ltd.	26,650	20,471
	Chin-Poon Industrial Co. Ltd.	79,000	99,568
#	Chipbond Technology Corp.	107,000	248,972
	ChipMOS Technologies, Inc.	112,000	156,808
	Chong Hong Construction Co. Ltd.	32,000	125,768
	Chun YU Works & Co. Ltd.	13,650	10,110
	Chun Yuan Steel Industry Co. Ltd.	92,000	63,510
	Chung Hwa Pulp Corp.	100,000	70,760
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	16,000	22,604
	Chunghwa Precision Test Tech Co. Ltd.	3,000	43,317
	Clevo Co.	73,000	94,386
*	CMC Magnetics Corp.	196,336	80,982
	Collins Co. Ltd.	22,000	13,692
	Compal Electronics, Inc.	784,000	855,155
	Compeq Manufacturing Co. Ltd.	168,000	395,785
	Compucase Enterprise.	7,000	16,269
*	Concord Securities Co. Ltd.	89,510	44,042
	Continental Holdings Corp.	77,000	89,800
	Contrel Technology Co. Ltd.	61,000	68,053
	Coremax Corp.	16,731	33,308
	Coretronic Corp.	67,000	210,895
	Co-Tech Development Corp.	12,000	23,897
	Crowell Development Corp.	11,000	16,875
	CTCI Corp.	87,000	137,926
	CviLux Corp.	10,000	13,302
	Cyberlink Corp.	6,000	16,327
*	CyberTAN Technology, Inc.	61,000	40,192
	DA CIN Construction Co. Ltd.	48,000	85,070
	Dafeng TV Ltd.	9,000	14,976
	Da-Li Development Co. Ltd.	80,143	155,494
	Darfon Electronics Corp.	37,000	71,548

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Darwin Precisions Corp.	59,000	$30,566
	De Licacy Industrial Co. Ltd.	83,740	34,438
	Depo Auto Parts Ind Co. Ltd.	17,000	102,560
	Dimerco Express Corp.	20,600	59,176
	D-Link Corp.	103,040	56,362
	Donpon Precision, Inc.	14,000	11,187
	Dyaco International, Inc.	10,000	9,426
	Dynapack International Technology Corp.	16,000	47,670
*	Eastern Media International Corp.	45,381	27,462
	Edimax Technology Co. Ltd.	45,000	20,100
	Edison Opto Corp.	15,000	11,023
	Edom Technology Co. Ltd.	20,900	14,964
	Elite Advanced Laser Corp.	23,000	44,443
	Elitegroup Computer Systems Co. Ltd.	59,000	55,358
	Emerging Display Technologies Corp.	48,000	46,316
	Ennoconn Corp.	14,000	140,003
#*	Ennostar, Inc.	100,975	132,468
	EnTie Commercial Bank Co. Ltd.	127,000	55,000
	Eson Precision Ind Co. Ltd.	20,000	34,194
	Eternal Materials Co. Ltd.	133,000	129,017
	Eva Airways Corp.	392,041	426,241
*	Everest Textile Co. Ltd.	92,326	22,378
	Evergreen International Storage & Transport Corp.	87,000	89,792
	Evergreen Steel Corp.	27,000	122,813
	Everlight Chemical Industrial Corp.	92,000	57,159
	Everlight Electronics Co. Ltd.	70,000	135,209
	Excelliance Mos Corp.	5,000	15,721
	Excelsior Medical Co. Ltd.	27,464	76,749
	Far Eastern Department Stores Ltd.	151,000	157,137
	Far Eastern International Bank	434,845	204,564
	Far Eastern New Century Corp.	501,000	499,769
	Farglory F T Z Investment Holding Co. Ltd.	24,836	44,179
	Farglory Land Development Co. Ltd.	48,000	107,985
*	Federal Corp.	13,000	7,856
	Feedback Technology Corp.	10,000	37,192
	Feng Hsin Steel Co. Ltd.	75,000	161,935
	Firich Enterprises Co. Ltd.	34,000	29,896
	First Hotel	28,000	13,271
	First Insurance Co. Ltd.	27,000	17,505
*	First Steamship Co. Ltd.	184,010	43,670
	FIT Holding Co. Ltd.	32,000	43,790
	Fitipower Integrated Technology, Inc.	14,050	105,440
	Fittech Co. Ltd.	14,000	22,613
	FLEXium Interconnect, Inc.	55,000	154,030
	Flytech Technology Co. Ltd.	10,000	26,021
	FocalTech Systems Co. Ltd.	28,000	72,133
	Formosa Advanced Technologies Co. Ltd.	29,000	32,660
	Formosa Electronic Industries, Inc.	9,000	10,628
	Formosa Laboratories, Inc.	22,704	70,190
	Formosa Optical Technology Co. Ltd.	6,000	19,101
	Formosa Taffeta Co. Ltd.	132,000	92,582
	Formosan Rubber Group, Inc.	62,100	50,896
	Formosan Union Chemical	70,400	42,208
	Founding Construction & Development Co. Ltd.	45,000	36,916
	Foxconn Technology Co. Ltd.	154,000	290,256
	Foxsemicon Integrated Technology, Inc.	12,000	110,691
	Franbo Lines Corp.	19,997	12,226
	Froch Enterprise Co. Ltd.	31,000	18,143
	FSP Technology, Inc.	18,000	34,013

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fu Hua Innovation Co. Ltd.	42,528	$43,776
	Fulgent Sun International Holding Co. Ltd.	23,000	85,003
	Fullerton Technology Co. Ltd.	18,000	12,537
#	Fulltech Fiber Glass Corp.	65,787	36,502
	Fwusow Industry Co. Ltd.	33,990	20,079
	G Shank Enterprise Co. Ltd.	38,122	86,648
	Gamania Digital Entertainment Co. Ltd.	17,000	40,007
*	GCS Holdings, Inc.	10,000	8,866
	Gemtek Technology Corp.	74,000	75,085
	General Interface Solution Holding Ltd.	46,000	86,135
	General Plastic Industrial Co. Ltd.	14,000	16,410
	Genius Electronic Optical Co. Ltd.	13,000	174,749
	GeoVision, Inc.	17,000	27,843
	Giant Manufacturing Co. Ltd.	46,000	307,744
	Giantplus Technology Co. Ltd.	35,000	13,967
*	Gigasolar Materials Corp.	4,000	19,391
*	Gigastorage Corp.	23,000	14,747
	Global Brands Manufacture Ltd.	50,600	112,986
	Global Lighting Technologies, Inc.	5,000	9,568
*	Globe Union Industrial Corp.	48,910	27,641
	Gloria Material Technology Corp.	78,000	129,447
#	GMI Technology, Inc.	18,180	25,747
	Goldsun Building Materials Co. Ltd., Class C	109,543	161,413
	Good Finance Securities Co. Ltd.	24,000	13,987
	Good Will Instrument Co. Ltd.	14,000	20,380
	Gordon Auto Body Parts	23,000	23,994
	Gourmet Master Co. Ltd.	17,000	47,353
*	Grand Fortune Securities Co. Ltd.	30,000	14,717
	Grand Pacific Petrochemical	187,627	77,655
	Grape King Bio Ltd.	13,000	62,413
	Great China Metal Industry	26,000	19,170
	Great Wall Enterprise Co. Ltd.	98,000	171,879
	Greatek Electronics, Inc.	49,000	91,564
	GTM Holdings Corp.	24,000	24,472
	Hannstar Board Corp.	47,132	80,608
*	HannStar Display Corp.	383,000	121,175
*	HannsTouch Holdings Co.	75,194	18,568
	Hanpin Electron Co. Ltd.	14,000	20,181
	Harvatek Corp.	31,000	22,636
	Heran Co. Ltd.	3,000	10,547
	Hey Song Corp.	53,000	68,705
	Highwealth Construction Corp.	188,787	256,669
	Hiroca Holdings Ltd.	6,000	6,137
	Hitron Technology, Inc.	13,000	12,006
	Hiwin Mikrosystem Corp.	5,000	11,259
	Hiwin Technologies Corp.	2,000	14,143
	Ho Tung Chemical Corp.	176,000	48,370
	Hocheng Corp.	45,100	26,784
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	16,350
	Holy Stone Enterprise Co. Ltd.	19,950	59,381
	Hong Pu Real Estate Development Co. Ltd.	35,000	40,102
	Hong TAI Electric Industrial	58,000	65,290
	Hong YI Fiber Industry Co.	19,000	10,030
	Horizon Securities Co. Ltd.	56,180	22,442
	Hota Industrial Manufacturing Co. Ltd.	33,000	55,099
	Hotai Finance Co. Ltd.	28,000	102,566
	Hsin Kuang Steel Co. Ltd.	44,000	79,070
	Hsing TA Cement Co.	29,000	17,794
	HUA ENG Wire & Cable Co. Ltd.	37,000	40,851

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huaku Development Co. Ltd.	44,000	$224,099
	Huang Hsiang Construction Corp.	8,000	14,253
	Hung Ching Development & Construction Co. Ltd.	31,000	53,962
	Hung Sheng Construction Ltd.	80,680	67,556
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	33,184
	Ibase Technology, Inc.	5,000	12,620
*	IBF Financial Holdings Co. Ltd.	428,212	191,183
#	Ichia Technologies, Inc.	47,000	47,654
	IEI Integration Corp.	29,600	71,528
	Infortrend Technology, Inc.	52,000	33,991
	Info-Tek Corp.	14,000	18,808
	Innolux Corp.	1,417,804	616,604
	Inpaq Technology Co. Ltd.	19,954	51,851
	Integrated Service Technology, Inc.	6,000	26,496
	International CSRC Investment Holdings Co.	127,600	70,236
	Iron Force Industrial Co. Ltd.	6,000	17,971
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	29,175
	ITEQ Corp.	35,000	116,691
	Jean Co. Ltd.	18,000	17,258
	Jia Wei Lifestyle, Inc.	7,000	16,337
	Jih Lin Technology Co. Ltd.	6,000	12,202
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	12,111
	Johnson Health Tech Co. Ltd.	13,000	33,175
	K Laser Technology, Inc.	27,000	21,408
	Kaimei Electronic Corp.	18,400	35,621
	Kedge Construction Co. Ltd.	9,108	28,830
	KEE TAI Properties Co. Ltd.	49,000	23,957
	Kenda Rubber Industrial Co. Ltd.	106,975	109,114
	Kerry TJ Logistics Co. Ltd.	37,000	48,050
	KHGEARS International Ltd.	4,000	11,807
	Kindom Development Co. Ltd.	53,900	93,094
	King Chou Marine Technology Co. Ltd.	8,000	9,617
	King’s Town Bank Co. Ltd.	138,000	237,642
	Kinko Optical Co. Ltd.	9,455	7,208
	Kinpo Electronics	184,000	82,411
	Kinsus Interconnect Technology Corp.	52,000	151,479
	KMC Kuei Meng International, Inc.	6,000	26,794
	Ko Ja Cayman Co. Ltd.	12,000	18,593
	KS Terminals, Inc.	19,000	44,061
*	Kung Sing Engineering Corp.	75,900	32,928
	Kuo Toong International Co. Ltd.	29,399	75,224
*	Kuo Yang Construction Co. Ltd.	28,000	24,350
	Kwong Lung Enterprise Co. Ltd.	23,000	42,124
	KYE Systems Corp.	34,000	19,846
	L&K Engineering Co. Ltd.	5,124	42,273
	Laser Tek Taiwan Co. Ltd.	17,000	32,558
	Laster Tech Corp. Ltd.	9,000	11,761
*	Leader Electronics, Inc.	19,974	13,324
*	Lealea Enterprise Co. Ltd.	135,200	39,563
	LEE CHI Enterprises Co. Ltd.	19,000	9,589
	Lelon Electronics Corp.	14,000	32,277
	Lemtech Holdings Co. Ltd.	4,000	15,940
	Leo Systems, Inc.	21,000	23,157
*	Li Peng Enterprise Co. Ltd.	119,000	29,553
	Lida Holdings Ltd.	18,000	16,800
	Lien Hwa Industrial Holdings Corp.	118,000	240,358
	Lingsen Precision Industries Ltd.	77,000	52,648
	Lite-On Technology Corp.	6,000	18,161
	Long Da Construction & Development Corp.	66,000	95,727

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Longchen Paper & Packaging Co. Ltd.	140,808	$67,283
	Longwell Co.	23,000	55,224
	Lucky Cement Corp.	40,000	20,792
	Lumax International Corp. Ltd.	19,800	66,101
*	Lung Yen Life Service Corp.	33,000	44,566
	Macauto Industrial Co. Ltd.	6,000	13,036
	Macroblock, Inc.	4,000	11,599
#	Macronix International Co. Ltd.	333,000	281,065
	Mayer Steel Pipe Corp.	30,000	36,464
	Meiloon Industrial Co.	22,400	14,300
*	Mercuries & Associates Holding Ltd.	83,517	36,200
*	Mercuries Life Insurance Co. Ltd.	578,981	101,756
	Merry Electronics Co. Ltd.	27,384	101,245
	METAAGE Corp.	8,000	13,948
	Mildef Crete, Inc.	7,000	21,598
	MIN AIK Technology Co. Ltd.	30,000	25,766
#	Mirle Automation Corp.	38,000	56,573
	Mitac Holdings Corp.	147,944	204,247
	MOSA Industrial Corp.	20,559	14,168
	Motech Industries, Inc.	39,000	31,812
	Namchow Holdings Co. Ltd.	20,000	37,341
	Nan Liu Enterprise Co. Ltd.	7,000	15,179
#	Nan Ya Printed Circuit Board Corp.	16,000	91,103
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	12,502
	Nantex Industry Co. Ltd.	38,000	38,889
	Nanya Technology Corp.	8,000	16,148
	National Aerospace Fasteners Corp.	11,000	37,730
	New Best Wire Industrial Co. Ltd.	11,000	11,794
	Nexcom International Co. Ltd.	16,000	25,614
	Nichidenbo Corp.	24,000	44,575
	Nien Hsing Textile Co. Ltd.	23,000	14,642
	Niko Semiconductor Co. Ltd.	9,280	14,462
	Nishoku Technology, Inc.	4,000	17,539
	O-Bank Co. Ltd.	208,909	63,890
*	Ocean Plastics Co. Ltd.	20,000	23,831
	Optimax Technology Corp.	17,000	19,112
	Oriental Union Chemical Corp.	67,000	35,637
	O-TA Precision Industry Co. Ltd.	8,000	21,657
	Pacific Construction Co.	32,000	12,534
	Pacific Hospital Supply Co. Ltd.	6,000	16,751
	Paiho Shih Holdings Corp.	30,500	19,064
	Pan German Universal Motors Ltd.	3,000	30,461
	Pan Jit International, Inc.	45,000	77,808
	Pan-International Industrial Corp.	76,000	79,610
	Parpro Corp.	10,000	10,151
*	PChome Online, Inc.	22,575	21,771
#	PCL Technologies, Inc.	7,000	15,575
	Phoenix Silicon International Corp.	21,000	35,454
	Pixart Imaging, Inc.	19,000	91,698
	Pou Chen Corp.	376,000	416,183
#*	Powerchip Semiconductor Manufacturing Corp.	545,000	380,779
	Powertech Technology, Inc.	120,000	639,044
	President Securities Corp.	131,539	111,391
	Primax Electronics Ltd.	68,000	201,571
	Prince Housing & Development Corp.	218,000	84,918
	Prosperity Dielectrics Co. Ltd.	13,000	17,739
#	Qisda Corp.	235,000	296,947
	QST International Corp.	18,143	41,281
	Qualipoly Chemical Corp.	15,000	18,435

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Quang Viet Enterprise Co. Ltd.	9,000	$29,798
	Quanta Storage, Inc.	33,000	90,110
	Quintain Steel Co. Ltd.	56,139	26,182
	Radiant Opto-Electronics Corp.	69,000	420,687
*	Radium Life Tech Co. Ltd.	150,352	54,886
	Rechi Precision Co. Ltd.	61,000	51,844
*	Rich Development Co. Ltd.	145,000	58,033
*	Ritek Corp.	142,121	33,249
	Ruentex Development Co. Ltd.	282,500	332,386
	Ruentex Industries Ltd.	108,071	199,302
	Sampo Corp.	43,200	38,482
	San Fang Chemical Industry Co. Ltd.	20,000	18,679
	San Far Property Ltd.	27,272	30,952
	Sanyang Motor Co. Ltd.	14,000	36,060
	Savior Lifetec Corp.	51,000	33,455
	SCI Pharmtech, Inc.	5,000	13,641
	ScinoPharm Taiwan Ltd.	26,000	22,863
	Senao International Co. Ltd.	10,000	11,960
	Sesoda Corp.	27,776	26,996
	Shan-Loong Transportation Co. Ltd.	14,000	11,666
	Sheng Yu Steel Co. Ltd.	27,000	24,204
	ShenMao Technology, Inc.	16,000	31,596
	Shih Her Technologies, Inc.	7,000	23,076
	Shih Wei Navigation Co. Ltd.	84,708	52,182
*	Shin Kong Financial Holding Co. Ltd.	2,235,698	590,802
	Shin Zu Shing Co. Ltd.	23,000	122,129
*	Shining Building Business Co. Ltd.	68,330	25,620
	Shinkong Insurance Co. Ltd.	38,000	112,414
	Shinkong Synthetic Fibers Corp.	201,000	105,501
	Shinkong Textile Co. Ltd.	27,000	41,569
#	ShunSin Technology Holding Ltd.	6,000	33,319
*	Shuttle, Inc.	55,000	30,061
	Sigurd Microelectronics Corp.	72,726	164,439
	Silicon Integrated Systems Corp.	74,800	140,433
	Simplo Technology Co. Ltd.	28,000	373,916
	Sincere Navigation Corp.	48,410	38,583
	Singatron Enterprise Co. Ltd.	15,000	14,787
	Sinon Corp.	70,000	87,137
	Sinphar Pharmaceutical Co. Ltd.	11,000	12,481
	Sinyi Realty, Inc.	11,000	11,193
	Sirtec International Co. Ltd.	10,000	10,988
	Siward Crystal Technology Co. Ltd.	28,000	27,669
	Solar Applied Materials Technology Corp.	69,000	93,805
	Solomon Technology Corp.	48,000	148,846
	Solteam, Inc.	9,598	14,307
	Sonix Technology Co. Ltd.	8,000	12,479
	Speed Tech Corp.	13,000	24,979
	Sports Gear Co. Ltd.	17,000	45,381
	St. Shine Optical Co. Ltd.	8,000	45,976
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	15,505
	Standard Foods Corp.	62,000	73,000
	S-Tech Corp.	8,000	8,519
	Sunplus Technology Co. Ltd.	76,000	72,151
	Sunrex Technology Corp.	30,000	56,565
	Sunspring Metal Corp.	14,177	12,674
	Supreme Electronics Co. Ltd.	78,219	210,767
	Swancor Holding Co. Ltd.	10,000	45,909
	Sweeten Real Estate Development Co. Ltd.	34,589	41,505
	Symtek Automation Asia Co. Ltd.	9,000	35,053

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	17,000	$48,123
	Synmosa Biopharma Corp.	34,359	40,649
	Synnex Technology International Corp.	220,000	537,735
	Systex Corp.	28,000	107,054
	T3EX Global Holdings Corp.	10,000	31,312
	TA Chen Stainless Pipe	298,654	336,317
	Ta Ya Electric Wire & Cable	132,534	230,939
	Tah Hsin Industrial Corp.	5,720	12,531
	TA-I Technology Co. Ltd.	20,000	28,709
*	Tai Tung Communication Co. Ltd.	22,000	14,726
	Taichung Commercial Bank Co. Ltd.	670,906	364,252
	TaiDoc Technology Corp.	8,000	37,913
	Taiflex Scientific Co. Ltd.	39,000	61,512
	Taimide Tech, Inc.	9,000	12,045
	Tainan Spinning Co. Ltd.	207,000	125,242
	Tai-Saw Technology Co. Ltd.	22,000	18,059
	Taishin Financial Holding Co. Ltd.	155,636	85,688
	Taisun Enterprise Co. Ltd.	22,000	15,008
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	30,529
	Taiwan Business Bank	1,134,699	589,123
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	14,783
	Taiwan Cogeneration Corp.	89,000	129,852
	Taiwan Fertilizer Co. Ltd.	132,000	264,492
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	47,676
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	64,300
*	Taiwan Glass Industry Corp.	181,000	95,133
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	219,267
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	24,000	28,224
††	Taiwan Land Development Corp.	217,000	3,349
	Taiwan Line Tek Electronic	9,000	9,142
	Taiwan Navigation Co. Ltd.	66,000	75,213
	Taiwan Paiho Ltd.	47,000	91,710
	Taiwan PCB Techvest Co. Ltd.	53,000	65,206
	Taiwan Sanyo Electric Co. Ltd.	12,000	15,091
	Taiwan Shin Kong Security Co. Ltd.	51,510	65,496
	Taiwan Surface Mounting Technology Corp.	41,000	149,812
*	Taiwan TEA Corp.	91,000	62,685
	Taiwan-Asia Semiconductor Corp.	49,000	58,101
	Taiyen Biotech Co. Ltd.	15,000	15,704
*	Tatung Co. Ltd.	218,000	436,017
	TBI Motion Technology Co. Ltd.	9,000	9,011
	TCI Co. Ltd.	13,000	57,502
	Te Chang Construction Co. Ltd.	13,000	30,485
#	Teco Electric & Machinery Co. Ltd.	296,000	502,901
	Test Rite International Co. Ltd.	46,000	29,445
	Thermaltake Technology Co. Ltd.	14,000	17,979
	Thinking Electronic Industrial Co. Ltd.	9,000	43,439
	Thye Ming Industrial Co. Ltd.	22,400	51,315
	Ton Yi Industrial Corp.	154,000	70,613
	Tong Hsing Electronic Industries Ltd.	33,280	149,784
	Tong Yang Industry Co. Ltd.	41,000	149,249
	Tong-Tai Machine & Tool Co. Ltd.	18,000	13,608
	Top Union Electronics Corp.	33,334	35,191
	Topco Technologies Corp.	6,000	14,347
	Topkey Corp.	11,000	66,361
	Topoint Technology Co. Ltd.	17,000	15,477
	TPK Holding Co. Ltd.	61,000	71,502
	Transcend Information, Inc.	39,000	111,959
	Tripod Technology Corp.	70,000	419,911

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TSC Auto ID Technology Co. Ltd.	4,000	$27,878
	TSRC Corp.	97,000	71,654
*	Tul Corp.	6,000	13,481
	Tung Ho Steel Enterprise Corp.	77,850	174,878
	Tung Thih Electronic Co. Ltd.	8,000	27,699
	TXC Corp.	8,000	27,447
	TYC Brother Industrial Co. Ltd.	38,000	58,156
*	Tycoons Group Enterprise	63,954	23,981
*	Tyntek Corp.	52,000	27,850
	UDE Corp.	8,000	15,515
	U-Ming Marine Transport Corp.	82,000	136,338
	Unic Technology Corp.	25,000	17,688
	Union Bank of Taiwan	340,863	160,990
	Unitech Computer Co. Ltd.	19,000	21,149
	Unitech Printed Circuit Board Corp.	107,876	86,330
	United Orthopedic Corp.	11,000	33,695
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Universal Cement Corp.	70,040	75,433
	UPC Technology Corp.	149,316	62,896
	USI Corp.	120,000	58,318
	Utechzone Co. Ltd.	4,000	11,050
	Ve Wong Corp.	24,000	36,772
	Ventec International Group Co. Ltd., Class C	10,000	25,737
	Viking Tech Corp.	10,000	14,592
	Wafer Works Corp.	74,000	89,367
	Wah Lee Industrial Corp.	33,660	129,605
#	Walsin Lihwa Corp.	501,607	566,596
	Walsin Technology Corp.	56,000	189,829
	Walton Advanced Engineering, Inc.	49,000	26,853
	Wan Hai Lines Ltd.	120,000	186,392
	Wei Chuan Foods Corp.	66,000	38,373
	Weikeng Industrial Co. Ltd.	69,946	73,359
	Well Shin Technology Co. Ltd.	9,000	16,744
	Win Semiconductors Corp.	48,000	213,334
	Winbond Electronics Corp.	567,949	450,418
	Winstek Semiconductor Co. Ltd.	6,000	23,944
	Wisdom Marine Lines Co. Ltd.	70,221	146,727
	Wistron NeWeb Corp.	18,147	83,276
	Wonderful Hi-Tech Co. Ltd.	15,000	17,556
	WPG Holdings Ltd.	295,000	796,743
	WT Microelectronics Co. Ltd.	90,721	414,156
	WUS Printed Circuit Co. Ltd.	28,350	42,496
	Xxentria Technology Materials Corp.	20,900	46,824
	Ya Horng Electronic Co. Ltd.	7,000	13,213
#	Yang Ming Marine Transport Corp.	303,000	484,432
	YC INOX Co. Ltd.	70,973	55,350
	YCC Parts Manufacturing Co. Ltd.	5,000	11,794
	Yea Shin International Development Co. Ltd.	45,561	60,761
	Yem Chio Co. Ltd.	82,065	52,602
*	Yeong Guan Energy Technology Group Co. Ltd.	15,639	22,915
	YFC-Boneagle Electric Co. Ltd.	14,596	10,617
	YFY, Inc.	188,000	178,823
	Yi Jinn Industrial Co. Ltd.	23,000	17,635
	Yieh Phui Enterprise Co. Ltd.	174,069	82,153
	Yonyu Plastics Co. Ltd.	12,000	11,435
	Young Fast Optoelectronics Co. Ltd.	11,000	19,460
	Youngtek Electronics Corp.	21,000	48,122
	Yuanta Futures Co. Ltd.	25,944	65,071
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	48,632

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yulon Finance Corp.	36,000	$163,088
	Yulon Motor Co. Ltd.	104,886	220,033
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,545
	YungShin Global Holding Corp.	28,000	41,972
	Zeng Hsing Industrial Co. Ltd.	7,520	22,850
	Zenitron Corp.	27,000	29,343
	Zhen Ding Technology Holding Ltd.	115,000	407,051
	Zig Sheng Industrial Co. Ltd.	68,000	31,080
*	Zinwell Corp.	56,000	34,321
	Zippy Technology Corp.	15,000	24,851
	Zyxel Group Corp.	35,930	45,441

TOTAL TAIWAN			44,990,841

THAILAND — (1.4%)
	AAPICO Hitech PCL	68,970	40,012
*	Absolute Clean Energy PCL	428,400	16,068
	AEON Thana Sinsap Thailand PCL	15,900	69,289
	Amata Corp. PCL	119,300	73,074
	AP Thailand PCL	470,400	137,084
	Asia Plus Group Holdings PCL	195,300	14,018
	Asia Sermkij Leasing PCL, NVDR	43,200	19,583
	Bangchak Corp. PCL	189,300	214,533
	Bangchak Sriracha PCL	56,100	13,397
	Bangkok Airways PCL	48,500	22,902
	Bangkok Commercial Asset Management PCL	285,100	76,545
	Bangkok Insurance PCL	15,820	124,648
*	Bangkok Land PCL	2,058,700	37,774
	Bangkok Life Assurance PCL, NVDR	115,600	56,147
	Banpu PCL	1,373,400	205,676
	BEC World PCL	134,015	17,502
	Betagro PCL	38,800	25,022
*	Better World Green PCL	535,300	6,644
	Cal-Comp Electronics Thailand PCL, Class F	812,421	49,543
	CH Karnchang PCL	41,900	25,665
*	CIMB Thai Bank PCL	129,100	1,916
	Don Muang Tollway PCL	41,800	13,422
	Eastern Polymer Group PCL, Class F	123,100	22,753
	Eastern Water Resources Development & Management PCL, Class F	91,200	8,613
	Frasers Property Thailand PCL	79,285	30,807
	GFPT PCL	94,100	32,755
	Global Green Chemicals PCL, Class F	42,800	9,181
#	Gunkul Engineering PCL	58,800	4,093
	Hana Microelectronics PCL	85,907	89,825
	ICC International PCL	9,300	12,861
	Index Livingmall PCL	26,600	14,929
	IRPC PCL	1,597,800	84,934
*	Italian-Thai Development PCL	664,700	13,093
*	Jaymart Group Holdings PCL	60,900	23,006
	JMT Network Services PCL	119,800	66,915
	KGI Securities Thailand PCL	258,200	30,795
#	Khon Kaen Sugar Industry PCL	300,000	19,266
#	Kiatnakin Phatra Bank PCL	35,100	49,250
	Lalin Property PCL	79,100	15,901
#	Lanna Resources PCL	55,400	21,078
	LH Financial Group PCL	755,000	19,761
	Loxley PCL	304,700	12,168
	LPN Development PCL	199,200	18,705
	MBK PCL	90,110	41,335
	MCS Steel PCL	107,500	23,206

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Noble Development PCL	116,100	$11,654
	Northeast Rubber PCL	190,100	28,469
*	Nusasiri PCL	1,194,500	9,669
	Origin Property PCL, Class F	71,000	13,602
	Polyplex Thailand PC	55,700	14,353
#	Precious Shipping PCL	120,349	25,492
	Prima Marine PCL	103,800	21,427
	Property Perfect PCL	1,420,230	9,581
	Pruksa Holding PCL	104,600	32,740
	PTG Energy PCL.	41,400	9,775
	Quality Houses PCL	1,256,450	73,909
	Ratchthani Leasing PCL	553,850	35,867
	Regional Container Lines PCL	38,500	21,400
*	Roctec Global PCL	1,012,300	21,306
	Rojana Industrial Park PCL	153,500	32,100
	S Hotels & Resorts PCL	177,900	11,809
	Saha Pathana Inter-Holding PCL	22,100	41,147
	Saha Pathanapibul PCL	16,100	27,369
	Saha-Union PCL	21,500	16,969
	Sansiri PCL	1,986,600	91,128
	SC Asset Corp. PCL	297,500	30,344
	Siam City Cement PCL	13,000	48,759
	Siamgas & Petrochemicals PCL	137,400	28,548
	Somboon Advance Technology PCL	53,100	23,498
	SPCG PCL	96,900	29,546
	Sri Trang Agro-Industry PCL	189,851	89,649
	Sri Trang Gloves Thailand PCL	206,700	51,591
*	Star Petroleum Refining PCL	270,900	58,478
	Stars Microelectronics Thailand PCL	104,200	7,760
*	STP & I PCL	174,900	15,102
	Supalai PCL	211,500	112,998
*	Super Energy Corp. PCL	2,236,200	18,705
	Susco PCL	78,400	8,462
	Thai Stanley Electric PCL, NVDR	4,800	28,106
	Thai Union Group PCL, Class F	384,400	154,548
	Thaicom PCL	118,200	40,825
	Thaifoods Group PCL, Class F	73,800	7,567
	Thanachart Capital PCL	53,000	70,076
	Thoresen Thai Agencies PCL	239,200	40,663
	Tipco Asphalt PCL	56,281	24,298
	Tisco Financial Group PCL	33,500	87,908
	TKS Technologies PCL	52,250	11,420
	TPI Polene PCL	1,008,400	37,278
	TPI Polene Power PCL	312,601	28,004
	Univanich Palm Oil PCL	72,000	16,805
	VGI PCL.	345,300	15,933
*	Xspring Capital PCL	484,400	14,901

TOTAL THAILAND			3,577,232

TURKEY — (1.4%)
*	Adese Alisveris Merkezleri Ticaret AS	299,922	21,033
	Akcansa Cimento AS	5,360	24,997
	Aksa Akrilik Kimya Sanayii AS	17,611	63,401
	Aksa Enerji Uretim AS	23,710	28,144
*	Aksigorta AS	73,494	16,868
	Alarko Holding AS	45,997	165,316
*	Albaraka Turk Katilim Bankasi AS	207,057	32,022
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	107,145
	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,693	32,073

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Anadolu Hayat Emeklilik AS	10,998	$18,873
	Aygaz AS	14,660	88,790
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,675	14,865
	Bera Holding AS	105,274	61,719
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	151,147
	Bursa Cimento Fabrikasi AS	89,116	23,305
*	Cemas Dokum Sanayi AS	111,660	10,852
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,911	23,424
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	69,091
	Deva Holding AS	5,945	13,841
	Dogan Sirketler Grubu Holding AS	238,931	107,491
	Dogus Otomotiv Servis ve Ticaret AS	9,190	80,506
	EGE Gubre Sanayii AS	8,635	12,164
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	75,286
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	11,992
*	Europap Tezol Kagit Sanayi VE Ticaret AS	16,887	11,618
*	Europen Endustri Insaat Sanayi VE Ticaret AS	43,817	21,066
	Global Yatirim Holding AS	66,232	27,717
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	44,040
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	39,062
	GSD Holding AS	257,244	34,725
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	63,950	18,531
*	Inveo Yatirim Holding AS	10,391	15,031
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	25,102
*	Is Finansal Kiralama AS	66,301	23,686
*	Isiklar Enerji ve Yapi Holding AS	59,047	8,961
*	Izmir Demir Celik Sanayi AS	108,924	24,618
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	46,991
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	115,736
*	Karsan Otomotiv Sanayii Ve Ticaret AS	72,682	34,069
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	215,417	16,033
	Kervan Gida Sanayi Ve Ticaret AS	14,039	12,237
*	Kordsa Teknik Tekstil AS	15,454	47,771
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,709	42,736
	Naturel Yenilenebilir Enerji Ticaret AS	12,485	21,040
*	NET Holding AS	83,578	79,873
	Nuh Cimento Sanayi AS	2,251	21,266
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	191,537	56,448
*	Oyak Cimento Fabrikalari AS	36,323	67,932
*	Oyak Yatirim Menkul Degerler AS	12,994	18,265
*	Parsan Makina Parcalari Sanayii AS	4,668	15,617
*	Pegasus Hava Tasimaciligi AS	6,120	194,837
*	Peker Gayrimenkul Yatirim Ortakligi AS	85,830	21,162
*	Petkim Petrokimya Holding AS	169,572	108,384
	Polisan Holding AS	34,532	13,937
*	Qua Granite Hayal	52,128	6,691
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	23,452	24,499
	Sekerbank Turk AS	259,133	38,812
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	42,788
*	TAV Havalimanlari Holding AS	36,389	246,540
	Tekfen Holding AS	43,512	69,616
*	Tumosan Motor ve Traktor Sanayi AS	7,301	37,809
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	84,490
*	Ulker Biskuvi Sanayi AS	34,631	122,040
*	Usak Seramik Sanayii AS	53,060	15,048
*	Vakif Finansal Kiralama AS	222,663	21,199
	Vestel Beyaz Esya Sanayi ve Ticaret AS	51,990	35,709
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	69,963
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	18,533	18,206

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Zorlu Enerji Elektrik Uretim AS	371,428	$75,797

TOTAL TURKEY			3,392,043

UNITED ARAB EMIRATES — (2.5%)
	Abu Dhabi Commercial Bank PJSC	219,350	498,074
	Abu Dhabi National Hotels	794,881	137,830
	Abu Dhabi National Insurance Co. PSC	28,687	45,195
*	Agility Global PLC	499,068	176,642
	Agthia Group PJSC	50,465	78,461
*	AL Seer Marine Supplies & Equipment Co. LLC	7,781	10,226
	Aldar Properties PJSC	383,104	569,337
	Amanat Holdings PJSC	183,087	51,863
*	Amlak Finance PJSC	113,599	24,362
	Aramex PJSC	18,278	12,857
*††	Bank of Sharjah	63,601	7,653
	Dana Gas PJSC	959,569	180,197
	Deyaar Development PJSC	265,756	54,263
	Dubai Investments PJSC	384,377	228,484
	Dubai Islamic Bank PJSC	441,639	668,665
	Emaar Development PJSC	174,367	396,120
	Emaar Properties PJSC	1,027,143	2,296,807
*	EMSTEEL Building Materials PJSC	170,002	66,101
*	Eshraq Investments PJSC	292,261	25,503
*	Manazel PJSC	286,170	29,603
*	Multiply Group PJSC	194,510	121,691
	National Bank of Ras Al-Khaimah PSC	106,807	151,100
	Orascom Construction PLC	3,812	21,542
	RAK Properties PJSC	273,289	90,965
	Ras Al Khaimah Ceramics	86,789	65,189
*	Union Properties PJSC	680,886	79,714

TOTAL UNITED ARAB EMIRATES			6,088,444

TOTAL COMMON STOCKS			243,937,312

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
*	Alpargatas SA	12,034	21,924
	Banco ABC Brasil SA, 6.724%	26,129	116,490
*	Banco ABC Brasil SA	912	4,017
Ω	Banco BMG SA, 13.443%	24,962	15,720
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	45,500	110,407
	Banco Pan SA, 2.354%	58,481	102,938
	Banco Pine SA, 8.999%	13,900	11,564
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	39,200	60,016
	Eucatex SA Industria e Comercio, 6.080%	11,000	32,284
	Gerdau SA, 7.761%	85,114	299,307
	Marcopolo SA, 7.107%	79,112	100,402
	Raizen SA, 6.330%	20,770	12,240
	Randon SA Implementos e Participacoes, 5.442%	40,000	82,348
	Schulz SA, 5.864%	15,200	18,032
	Taurus Armas SA, 11.383%	16,200	38,249
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	84,003	127,963

TOTAL BRAZIL			1,153,901

COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA, 5.666%	9,349	55,098

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (0.0%)
*	Sundaram Clayton Ltd.	104	$14

TOTAL PREFERRED STOCKS			1,209,013

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	583	146
*	Grupo Casas Bahia SA Warrants 09/19/2024	85,327	164

TOTAL BRAZIL			310

INDIA — (0.0%)
*	IIFL Finance Ltd. Rights 05/14/2024	3,719	4,308

THAILAND — (0.0%)
*	Better World Green PCL Warrants	89,216	0
*	Better World Green PCL Warrants 03/21/2025	89,217	0
*	Ner W2 Warrants 04/18/2025	31,683	43
*	Roctec Global PCL Warrants 02/05/2027	253,075	273
*	TFG W4 Warrants 04/29/2025	7,380	0

TOTAL THAILAND			316

TOTAL RIGHTS/WARRANTS			4,934

TOTAL INVESTMENT SECURITIES (Cost $213,471,552)			245,151,259

			Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	104,151	1,204,818

TOTAL INVESTMENTS — (100.0%) (Cost $214,676,370			$246,356,077

As of April 30, 2024, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/21/24	$1,794,305	$1,773,450	$(20,855)
Total Futures Contracts			$1,794,305	$1,773,450	$(20,855)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$8,200,630	$323,665	—	$8,524,295
Chile	—	841,896	—	841,896
China	2,031,683	43,780,800	$410,070	46,222,553
Colombia	96,522	—	—	96,522
Greece	—	1,463,243	—	1,463,243
India	859,738	60,824,213	78,542	61,762,493

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Indonesia	—	$3,813,943	$11,251		$3,825,194
Kuwait	$1,165,039	307,717	—		1,472,756
Malaysia	718	4,682,673	—		4,683,391
Mexico	6,097,680	486,633	—		6,584,313
Philippines	—	1,363,669	—		1,363,669
Poland	—	2,642,939	—		2,642,939
Qatar	—	1,962,533	—		1,962,533
Saudi Arabia	21,441	11,250,102	—		11,271,543
South Africa	428,062	5,364,630	—		5,792,692
South Korea	38,997	27,276,561	63,162		27,378,720
Taiwan	—	44,987,492	3,349		44,990,841
Thailand	3,486,513	90,719	—		3,577,232
Turkey	—	3,392,043	—		3,392,043
United Arab Emirates	79,714	6,001,077	7,653		6,088,444
Preferred Stocks
Brazil	1,138,181	15,720	—		1,153,901
Colombia	55,098	—	—		55,098
India	—	14	—		14
Rights/Warrants
Brazil	—	310	—		310
India	—	4,308	—		4,308
Thailand	—	316	—		316
Securities Lending Collateral	—	1,204,818	—		1,204,818

Total Investments in Securities	$23,700,016	$222,082,034	$574,027	<>	$246,356,077

Financial Instruments
Liabilities
Futures Contracts**	(20,855)	—	—		(20,855)

Total Financial Instruments	$(20,855)	—	—		$(20,855)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
BRAZIL — (5.0%)
	AES Brasil Energia SA	45,006	$82,080
*	Allianca Saude e Participacoes SA	5,000	9,822
	Allied Tecnologia SA	8,800	12,710
	Allos SA	58,384	234,769
*	Allpark Empreendimentos Participacoes e Servicos SA	3,800	2,832
	Alupar Investimento SA	31,176	167,149
	Ambev SA, ADR	186,070	431,682
*	Anima Holding SA	108,400	70,560
	Arezzo Industria e Comercio SA	13,327	133,255
	Atacadao SA	92,200	198,335
	Auren Energia SA	57,787	128,981
	B3 SA - Brasil Bolsa Balcao	240,900	500,580
	Banco Bradesco SA	59,130	140,748
	Banco BTG Pactual SA	38,069	244,869
	Banco do Brasil SA	242,774	1,281,990
	Banco Santander Brasil SA	19,400	107,973
	BB Seguridade Participacoes SA	68,973	427,711
	Bemobi Mobile Tech SA	17,969	40,384
*	Blau Farmaceutica SA	12,000	23,272
	Boa Safra Sementes SA	15,364	53,821
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,400	71,160
*	BRF SA	111,609	362,816
	Brisanet Participacoes SA	24,408	19,272
*	C&A Modas SA	47,500	100,807
	Caixa Seguridade Participacoes SA	25,231	76,092
	Camil Alimentos SA	32,300	52,189
	CCR SA	149,119	354,088
	Centrais Eletricas Brasileiras SA	85,089	620,396
	Cia Brasileira de Aluminio	46,442	46,240
*	Cia Brasileira de Distribuicao	61,773	34,856
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	28,000	435,805
	Cia de Saneamento de Minas Gerais Copasa MG	37,500	141,403
	Cia De Sanena Do Parana	96,000	324,022
	Cia Energetica de Minas Gerais	39,713	87,493
	Cia Siderurgica Nacional SA, Sponsored ADR	28,507	76,684
	Cia Siderurgica Nacional SA	191,820	514,219
	Cielo SA	364,664	391,168
*	Clear Sale SA	8,825	13,256
*	CM Hospitalar SA	20,100	19,509
*	Cogna Educacao SA	549,858	229,787
	Companhia Paranaense de Energia	91,029	143,750
*	Construtora Tenda SA	37,336	88,727
	Cosan SA	125,476	350,384
	CPFL Energia SA	16,400	100,751
	Cruzeiro do Sul Educacional SA	53,000	41,031
	CSU Digital SA	7,400	25,410
	Cury Construtora e Incorporadora SA	27,700	104,556
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	72,200	282,259
Ω	Desktop SA	17,900	44,814
	Dexco SA	130,631	181,886
*	Diagnosticos da America SA	39,079	35,372
	Dimed SA Distribuidora da Medicamentos	20,800	44,984
	Direcional Engenharia SA	20,592	92,479
	EcoRodovias Infraestrutura e Logistica SA	60,100	83,913
	Eletromidia SA	6,400	21,446

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA	160,300	$1,029,543
*	Embraer SA, Sponsored ADR	3,900	99,645
	Empreendimentos Pague Menos SA	79,446	38,709
	Enauta Participacoes SA	37,394	196,742
	Energisa SA	48,891	424,640
*	Eneva SA	122,059	291,008
	Engie Brasil Energia SA	21,900	172,497
	Equatorial Energia SA	94,722	558,015
	Eternit SA	16,800	22,842
	Even Construtora e Incorporadora SA	35,200	48,130
	Ez Tec Empreendimentos e Participacoes SA	32,600	86,450
	Fleury SA	63,697	177,624
	Fras-Le SA	14,100	48,959
*	Gafisa SA	15,000	15,079
	Gerdau SA, Sponsored ADR	190,310	662,279
Ω	GPS Participacoes e Empreendimentos SA	50,952	183,983
	Grendene SA	62,656	74,329
*	Grupo Casas Bahia SA	17,290	22,809
	Grupo De Moda Soma SA	147,579	172,516
	Grupo Mateus SA	80,394	114,880
	Grupo SBF SA	27,400	58,677
*	Guararapes Confeccoes SA	24,500	34,679
* Ω	Hapvida Participacoes e Investimentos SA	659,714	468,810
	Helbor Empreendimentos SA	13,200	6,965
*	Hidrovias do Brasil SA	97,853	82,728
	Hospital Mater Dei SA	8,501	9,299
	Hypera SA	54,300	308,696
*	Infracommerce CXAAS SA	101,625	14,483
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,515	66,929
*	International Meal Co. Alimentacao SA, Class A	38,000	11,636
	Iochpe Maxion SA	40,900	96,882
	Irani Papel e Embalagem SA	36,400	63,160
*	IRB-Brasil Resseguros SA	29,638	242,463
	Itau Unibanco Holding SA	24,400	128,377
	Jalles Machado SA	50,249	68,320
	JBS SA	69,294	312,801
	JHSF Participacoes SA	116,000	96,060
	JSL SA	19,800	44,118
	Kepler Weber SA	25,500	47,684
	Klabin SA	181,018	803,192
	Lavvi Empreendimentos Imobiliarios SA	30,822	51,700
	Localiza Rent a Car SA	29,996	283,231
	LOG Commercial Properties e Participacoes SA	11,400	47,707
*	Log-in Logistica Intermodal SA	5,900	43,972
	Lojas Quero-Quero SA	54,160	43,390
	Lojas Renner SA	223,232	659,043
Ω	LWSA SA	113,927	100,925
	M Dias Branco SA	11,021	72,036
*	Magazine Luiza SA	461,224	120,800
	Mahle Metal Leve SA	7,834	46,226
	Marcopolo SA	38,880	39,759
*	Marfrig Global Foods SA	83,365	151,716
	Melnick Even Desenvolvimento Imobiliario SA	10,200	8,447
	Mills Locacao Servicos e Logistica SA	23,645	60,426
	Minerva SA	53,700	63,291
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	10,900	8,711
*	Moura Dubeux Engenharia SA	21,806	48,671
	Movida Participacoes SA	69,509	94,506
*	MPM Corporeos SA	44,400	7,952

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	MRV Engenharia e Participacoes SA	118,876	$153,385
*	Multilaser Industrial SA	45,900	16,795
	Multiplan Empreendimentos Imobiliarios SA	38,575	170,046
	Natura & Co. Holding SA	124,782	398,670
	Neoenergia SA	28,907	106,774
*	Oceanpact Servicos Maritimos SA	19,500	23,584
	Odontoprev SA	51,220	117,875
*	Oncoclinicas do Brasil Servicos Medicos SA	32,229	45,681
*	Orizon Valorizacao de Residuos SA	7,956	59,219
	Pet Center Comercio e Participacoes SA	58,396	52,969
#	Petroleo Brasileiro SA, Sponsored ADR	169,361	2,788,637
	Petroleo Brasileiro SA	413,702	3,526,259
	Petroreconcavo SA	48,639	204,107
	Plano & Plano Desenvolvimento Imobiliario SA	21,900	46,815
	Porto Seguro SA	56,900	328,299
	Portobello SA	12,500	14,251
	Positivo Tecnologia SA	23,400	41,459
	PRIO SA	99,215	917,136
	Qualicorp Consultoria e Corretora de Seguros SA	38,100	11,740
	Raia Drogasil SA	144,861	713,620
Ω	Rede D’Or Sao Luiz SA	14,317	71,686
	Romi SA	13,303	26,003
	Rumo SA	39,589	153,702
	Santos Brasil Participacoes SA	94,349	246,747
	Sao Martinho SA	56,300	309,983
#	Sendas Distribuidora SA, ADR	34,781	442,762
	Sendas Distribuidora SA	110,645	279,564
* Ω	Ser Educacional SA	16,900	17,966
*	Serena Energia SA	63,602	100,684
	Simpar SA	138,600	154,279
	SLC Agricola SA	57,282	210,591
	Smartfit Escola de Ginastica e Danca SA	44,334	206,532
	Suzano SA	121,992	1,373,426
*	SYN prop e tech SA	15,700	26,637
	Tegma Gestao Logistica SA	9,000	41,979
	Telefonica Brasil SA	15,663	142,797
	Telefonica Brasil SA, ADR	13,442	124,204
	TIM SA	149,448	506,833
	Transmissora Alianca de Energia Eletrica SA	50,000	339,136
	Tres Tentos Agroindustrial SA	34,330	66,907
	Trisul SA	19,800	17,426
	Tupy SA	24,300	121,814
	Ultrapar Participacoes SA	110,926	552,216
	Unifique Telecomunicacoes SA	34,400	25,307
	Unipar Carbocloro SA	5,775	58,388
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	36,445
	Vale SA, Sponsored ADR	475,821	5,790,742
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	26,500	90,075
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	66,629	91,232
	Veste SA Estilo	8,910	24,795
	Vibra Energia SA	181,314	819,171
	Vittia Fertilizantes E Biologicos SA	7,585	8,195
	Vivara Participacoes SA	13,400	57,186
	Vulcabras SA	25,764	78,543
	WEG SA	66,400	505,743
	Wilson Sons SA	40,000	129,415
	Wiz Co.	25,600	34,215
	YDUQS Participacoes SA	72,684	204,225

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Zamp SA	77,000	$57,239

TOTAL BRAZIL			42,547,805

CHILE — (0.6%)
	Aguas Andinas SA, Class A	494,771	141,209
	Banco de Chile	635,643	70,513
	Banco de Chile, ADR	13,493	297,925
	Banco de Credito e Inversiones SA	7,193	209,792
	Banco Santander Chile, ADR	2,056	36,967
	Banco Santander Chile	3,095,430	140,254
	Besalco SA	1,195	691
	CAP SA	19,496	139,399
	Cencosud SA	219,559	376,227
	Cencosud Shopping SA	54,878	85,056
	Cia Cervecerias Unidas SA	17,761	108,965
	Cia Cervecerias Unidas SA, Sponsored ADR	7,472	90,411
	Cia Sud Americana de Vapores SA	1,493,369	116,508
	Clinica Las Condes SA	383	6,323
	Colbun SA	1,198,137	153,865
	Embotelladora Andina SA, ADR, Class B	11,907	199,442
	Empresa Nacional de Telecomunicaciones SA	56,556	194,401
	Empresas CMPC SA	200,053	395,084
	Empresas Copec SA	28,882	206,104
	Enel Americas SA	1,403,761	131,596
	Enel Chile SA, ADR	4,326	12,762
	Enel Chile SA	3,231,807	191,879
*	Engie Energia Chile SA	98,192	80,595
*	Falabella SA	51,618	138,179
	Forus SA	8,390	14,245
	Grupo Security SA	419,258	119,657
	Instituto de Diagnostico SA	5,352	8,167
	Inversiones Aguas Metropolitanas SA	126,936	98,106
	Inversiones La Construccion SA	9,209	80,744
	Multiexport Foods SA	50,860	12,397
	Parque Arauco SA	109,376	164,625
	Plaza SA	35,640	51,824
	Ripley Corp. SA	271,846	60,590
	Salfacorp SA	131,981	75,335
	Sigdo Koppers SA	25,113	30,736
	SMU SA	876,552	162,519
	Sociedad Matriz SAAM SA	1,011,061	111,622
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,990	410,753
	SONDA SA	128,534	57,302
	Vina Concha y Toro SA	91,424	121,892

TOTAL CHILE.			5,104,661

COLOMBIA — (0.2%)
	Almacenes Exito SA, BDR	33,508	76,404
	BAC Holding International Corp	65,347	4,164
	Banco de Bogota SA	4,997	36,048
	Bancolombia SA, Sponsored ADR	8,635	282,537
	Bancolombia SA	19,816	170,732
	Celsia SA ESP	42,996	45,210
	Cementos Argos SA	60,623	125,480
	Corp. Financiera Colombiana SA	39,993	150,878
	Ecopetrol SA	96,086	55,844
	Grupo Argos SA	34,115	140,182
	Grupo Energia Bogota SA ESP	112,084	69,570

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	44,858	$206,967
	Mineros SA	59,641	46,369

TOTAL COLOMBIA			1,410,385

CZECH REPUBLIC — (0.1%)
	CEZ AS.	13,347	492,941
	Komercni Banka AS	7,643	281,605
Ω	Moneta Money Bank AS	45,673	184,135
	Philip Morris CR AS	55	37,350

TOTAL CZECH REPUBLIC			996,031

EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB), GDR	244,151	361,912

GREECE — (0.6%)
*	Aegean Airlines SA	11,662	156,466
*	Alpha Services & Holdings SA	295,861	499,596
	Athens Water Supply & Sewage Co. SA	5,637	34,375
	Autohellas Tourist & Trading SA	5,291	72,292
	Bank of Greece	4,230	63,191
*	Ellaktor SA	16,883	47,146
	ElvalHalcor SA	14,320	29,351
	Entersoft SA Software Development & Related Services Co.	2,134	17,826
	Epsilon Net SA	4,106	52,583
*	Eurobank Ergasias Services & Holdings SA, Class A	231,409	495,041
	Fourlis Holdings SA	9,989	43,972
	GEK Terna SA	13,582	241,997
	Hellenic Exchanges - Athens Stock Exchange SA	5,987	32,826
	Hellenic Telecommunications Organization SA	12,909	196,109
	Helleniq Energy Holdings SA	21,893	196,261
	Holding Co. ADMIE IPTO SA	13,658	32,416
	Ideal Holdings SA	5,859	39,029
	Intracom Holdings SA	18,521	71,816
*	Intrakat Technical & Energy Projects SA	4,919	28,261
	Jumbo SA	12,836	399,490
	Kri-Kri Milk Industry SA	1,320	15,045
*	LAMDA Development SA	16,955	124,428
	Motor Oil Hellas Corinth Refineries SA	14,825	430,133
	Mytilineos SA	9,359	379,696
*	National Bank of Greece SA	60,448	486,469
	OPAP SA	12,588	209,421
*	Piraeus Financial Holdings SA	56,799	227,534
	Piraeus Port Authority SA	1,874	49,525
*	Public Power Corp. SA	14,548	173,651
	Quest Holdings SA	6,828	42,256
	Sarantis SA	3,315	41,872
	Terna Energy SA	4,100	79,706
	Thrace Plastics Holding & Co.	6,640	28,313
	Titan Cement International SA	10,270	324,248

TOTAL GREECE			5,362,341

HUNGARY — (0.3%)
# *	4iG Nyrt	8,332	18,407
	Magyar Telekom Telecommunications PLC	66,253	167,090
	MOL Hungarian Oil & Gas PLC	79,390	650,656
*	Opus Global Nyrt	44,295	45,622
	OTP Bank Nyrt	24,087	1,193,887

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	6,548	$166,722

TOTAL HUNGARY			2,242,384

INDIA — (27.1%)
	360 ONE WAM Ltd.	29,981	280,249
*	3i Infotech Ltd.	54,738	25,547
	3M India Ltd.	519	188,609
	63 Moons Technologies Ltd.	5,294	27,309
	Aarti Drugs Ltd.	10,788	65,098
	Aarti Industries Ltd.	43,622	386,927
	Aarti Pharmalabs Ltd.	5,214	31,910
*	Aavas Financiers Ltd.	11,659	227,397
	ABB India Ltd.	3,608	282,197
	ACC Ltd.	7,505	226,936
	Accelya Solutions India Ltd.	541	10,893
	Action Construction Equipment Ltd.	8,159	148,196
*	Adani Energy Solutions Ltd.	17,555	224,224
	Adani Enterprises Ltd.	2,930	106,986
*	Adani Green Energy Ltd.	21,670	465,490
	Adani Ports & Special Economic Zone Ltd.	47,195	746,536
*	Adani Power Ltd.	78,655	577,743
	Adani Total Gas Ltd.	17,552	195,778
*	Adani Wilmar Ltd.	5,388	23,119
	ADF Foods Ltd.	6,180	16,734
*	Aditya Birla Capital Ltd.	100,767	280,484
	Advanced Enzyme Technologies Ltd.	13,814	65,339
	Aegis Logistics Ltd.	32,238	262,736
*	Aether Industries Ltd.	2,265	22,601
*	Affle India Ltd.	1,032	13,826
	AGI Greenpac Ltd.	6,740	67,311
	Ahluwalia Contracts India Ltd.	6,652	88,663
	AIA Engineering Ltd.	9,033	409,583
	Ajanta Pharma Ltd.	12,816	339,389
	Ajmera Realty & Infra India Ltd.	1,461	14,435
	Akzo Nobel India Ltd.	2,025	59,411
	Alembic Ltd.	7,426	8,234
	Alembic Pharmaceuticals Ltd.	13,851	165,792
	Alkem Laboratories Ltd.	5,145	297,406
	Alkyl Amines Chemicals	2,923	71,282
*	Allcargo Gati Ltd.	4,856	6,192
	Allcargo Logistics Ltd.	68,004	59,545
	Allcargo Terminals Ltd.	17,001	12,077
	Amara Raja Energy & Mobility Ltd.	34,765	456,140
*	Amber Enterprises India Ltd.	3,703	171,236
	Ambika Cotton Mills Ltd.	566	10,461
	Ambuja Cements Ltd.	42,447	314,198
	Amrutanjan Health Care Ltd.	1,487	12,443
	Anant Raj Ltd.	32,411	139,988
	Andhra Paper Ltd.	3,141	19,977
	Andhra Sugars Ltd.	11,068	14,210
	Angel One Ltd.	11,190	373,881
* Ω	Antony Waste Handling Cell Ltd.	3,440	21,005
	Anup Engineering Ltd.	3,082	65,796
	Apar Industries Ltd.	4,042	380,703
	Apcotex Industries Ltd.	4,995	27,076
	APL Apollo Tubes Ltd.	27,500	514,719
	Apollo Hospitals Enterprise Ltd.	11,443	815,334
	Apollo Pipes Ltd.	1,408	10,984
	Apollo Tyres Ltd.	127,214	777,367

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Aptech Ltd.	8,574	$26,540
*	Arman Financial Services Ltd.	970	23,395
	Arvind Fashions Ltd.	14,411	82,364
	Arvind Ltd.	52,540	197,236
	Arvind SmartSpaces Ltd.	2,067	18,298
	Asahi India Glass Ltd.	18,780	135,181
*	Ashapura Minechem Ltd.	12,090	47,948
	Ashiana Housing Ltd.	7,977	35,516
	Ashok Leyland Ltd.	341,097	784,500
*	Ashoka Buildcon Ltd.	56,560	117,827
*	Asian Granito India Ltd.	16,678	12,621
	Asian Paints Ltd.	41,185	1,416,235
	Astec Lifesciences Ltd.	994	15,286
Ω	Aster DM Healthcare Ltd.	34,773	144,018
	Astra Microwave Products Ltd.	11,415	95,086
	Astral Ltd.	10,503	266,061
	AstraZeneca Pharma India Ltd.	1,007	64,190
*	Atul Auto Ltd.	1,683	10,589
	Atul Ltd.	2,202	158,100
Ω	AU Small Finance Bank Ltd.	38,297	289,660
	AurionPro Solutions Ltd.	1,589	47,598
	Aurobindo Pharma Ltd.	44,239	608,694
	Automotive Axles Ltd.	895	20,271
	Avadh Sugar & Energy Ltd.	5,515	39,738
	Avanti Feeds Ltd.	11,816	75,448
* Ω	Avenue Supermarts Ltd.	6,553	361,689
	Axis Bank Ltd.	346,667	4,824,490
*	AXISCADES Technologies Ltd.	1,290	9,797
	Bajaj Auto Ltd.	6,960	744,040
	Bajaj Consumer Care Ltd.	28,871	83,473
	Bajaj Finance Ltd.	19,972	1,651,815
	Bajaj Finserv Ltd.	52,517	1,013,864
*	Bajaj Hindusthan Sugar Ltd.	244,013	104,553
	Bajaj Holdings & Investment Ltd.	2,832	276,926
	Balaji Amines Ltd.	2,625	68,725
	Balkrishna Industries Ltd.	10,174	295,265
	Balmer Lawrie & Co. Ltd.	21,317	69,486
	Balrampur Chini Mills Ltd.	43,808	208,755
	Banco Products India Ltd.	8,436	62,995
Ω	Bandhan Bank Ltd.	206,965	464,948
	Bank of Baroda	146,774	491,572
	Bank of India	114,146	211,218
	Bank of Maharashtra	216,966	181,720
	Bannari Amman Sugars Ltd.	618	19,671
	BASF India Ltd.	2,627	117,344
	Bata India Ltd.	13,043	213,660
	Bayer CropScience Ltd.	2,961	195,742
	BCL Industries Ltd.	14,490	10,175
	BEML Ltd.	4,046	169,827
	Berger Paints India Ltd.	45,824	280,423
*	BF Utilities Ltd.	3,743	38,611
	Bhansali Engineering Polymers Ltd.	32,238	38,928
	Bharat Bijlee Ltd.	1,894	73,208
	Bharat Dynamics Ltd.	6,923	163,372
	Bharat Electronics Ltd.	372,598	1,043,482
	Bharat Forge Ltd.	34,285	521,174
	Bharat Heavy Electricals Ltd.	172,550	579,277
	Bharat Petroleum Corp. Ltd.	71,799	524,860
	Bharat Rasayan Ltd.	202	23,168

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Bharat Wire Ropes Ltd.	8,821	$31,724
	Bharti Airtel Ltd.	272,662	4,323,059
	Birla Corp. Ltd.	7,931	136,120
	Birlasoft Ltd.	40,721	316,024
*	BL Kashyap & Sons Ltd.	22,188	17,712
*	Black Box Ltd.	7,577	21,830
	Bliss Gvs Pharma Ltd.	7,243	10,800
	BLS International Services Ltd.	24,853	104,162
	Blue Dart Express Ltd.	1,330	100,445
	Blue Star Ltd.	19,755	353,176
	Bombay Burmah Trading Co.	8,145	151,647
*	Bombay Dyeing & Manufacturing Co. Ltd.	12,903	26,564
*	Borosil Ltd.	2,575	10,916
*	Borosil Renewables Ltd.	3,713	23,316
	Bosch Ltd.	459	160,798
	Brigade Enterprises Ltd.	21,280	262,229
*	Brightcom Group Ltd.	479,160	80,000
	Britannia Industries Ltd.	12,424	710,698
	BSE Ltd.	9,344	309,968
*	Camlin Fine Sciences Ltd.	20,902	26,468
	Can Fin Homes Ltd.	22,540	206,147
	Canara Bank	61,627	457,385
*	Capacit’e Infraprojects Ltd.	14,881	55,341
	Caplin Point Laboratories Ltd.	6,572	106,719
	Carborundum Universal Ltd.	18,343	312,295
	Care Ratings Ltd.	6,032	85,586
*	Cartrade Tech Ltd.	7,398	62,597
	Carysil Ltd.	4,697	52,813
	Castrol India Ltd.	102,042	256,406
	CCL Products India Ltd.	21,558	152,685
	CE Info Systems Ltd.	2,269	54,262
	Ceat Ltd.	7,577	232,447
	Central Depository Services India Ltd.	10,039	252,571
	Centum Electronics Ltd.	528	12,904
	Century Enka Ltd.	2,562	14,435
	Century Plyboards India Ltd.	13,769	104,967
	Century Textiles & Industries Ltd.	10,720	256,246
	Cera Sanitaryware Ltd.	1,445	124,058
	CESC Ltd.	109,099	191,800
	CG Power & Industrial Solutions Ltd.	85,624	567,005
*	Chalet Hotels Ltd.	6,527	67,455
	Chambal Fertilisers & Chemicals Ltd.	54,668	277,814
	Chennai Petroleum Corp. Ltd.	10,451	127,841
*	Choice International Ltd.	8,617	33,580
	Cholamandalam Financial Holdings Ltd.	29,675	382,148
	Cholamandalam Investment & Finance Co. Ltd.	66,708	955,951
	CIE Automotive India Ltd.	42,455	249,542
	Cigniti Technologies Ltd.	6,835	109,693
	Cipla Ltd.	51,618	864,439
	City Union Bank Ltd.	109,495	210,730
	CMS Info Systems Ltd.	27,726	137,670
	Coal India Ltd.	110,711	601,399
Ω	Cochin Shipyard Ltd.	17,435	272,881
* Ω	Coffee Day Enterprises Ltd.	64,838	48,397
	Coforge Ltd.	14,957	910,045
	Colgate-Palmolive India Ltd.	20,984	708,699
	Computer Age Management Services Ltd.	8,173	313,114
	Confidence Petroleum India Ltd.	31,312	33,620
	Container Corp. of India Ltd.	28,378	347,971

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	36,000	$521,444
	Cosmo First Ltd.	3,474	24,871
*	CreditAccess Grameen Ltd.	20,186	364,868
	CRISIL Ltd.	3,877	201,852
	Crompton Greaves Consumer Electricals Ltd.	136,720	521,252
*	CSB Bank Ltd.	20,769	91,969
	Cummins India Ltd.	11,614	453,977
	Cyient Ltd.	16,631	359,464
	Dabur India Ltd.	63,534	386,014
	Dalmia Bharat Ltd.	15,068	331,490
	Dalmia Bharat Sugar & Industries Ltd.	2,751	13,332
	Datamatics Global Services Ltd.	6,190	44,170
	DB Corp. Ltd.	15,891	53,665
	DCB Bank Ltd.	65,892	110,224
	DCM Shriram Industries Ltd.	10,756	26,568
	DCM Shriram Ltd.	9,594	111,151
	DCW Ltd.	52,366	34,714
	Deep Industries Ltd.	7,024	23,619
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	20,879	150,233
	Deepak Nitrite Ltd.	16,377	477,326
*	Delhivery Ltd.	38,435	206,652
	Delta Corp. Ltd.	30,113	44,050
*	DEN Networks Ltd.	40,999	25,000
	Dhampur Sugar Mills Ltd.	7,837	22,169
*	Dhani Services Ltd.	66,583	41,270
*	Dhanlaxmi Bank Ltd.	50,426	26,638
	Dhanuka Agritech Ltd.	2,606	43,668
Ω	Dilip Buildcon Ltd.	13,638	76,497
*	Dish TV India Ltd.	358,515	75,366
*	Dishman Carbogen Amcis Ltd.	22,821	63,397
	Divi’s Laboratories Ltd.	8,051	385,365
	Dixon Technologies India Ltd.	6,807	678,639
	DLF Ltd.	41,413	441,536
	Dollar Industries Ltd.	2,778	19,175
Ω	Dr Lal PathLabs Ltd.	7,595	215,927
	Dr Reddy’s Laboratories Ltd., ADR	16,191	1,189,553
	Dr Reddy’s Laboratories Ltd.	7,288	540,481
	Dreamfolks Services Ltd.	4,123	26,728
	Dwarikesh Sugar Industries Ltd.	44,807	39,070
	Dynamatic Technologies Ltd.	811	80,562
	eClerx Services Ltd.	6,545	192,991
	Edelweiss Financial Services Ltd.	154,583	144,361
	Eicher Motors Ltd.	14,252	787,714
	EID Parry India Ltd.	26,958	199,821
	EIH Associated Hotels	2,493	22,104
	EIH Ltd.	35,396	202,935
	Eimco Elecon India Ltd.	585	15,584
	Elecon Engineering Co. Ltd.	9,089	123,674
	Electrosteel Castings Ltd.	97,469	222,843
	Elgi Equipments Ltd.	29,550	231,009
	Emami Ltd.	50,676	294,546
	eMudhra Ltd.	4,769	43,365
Ω	Endurance Technologies Ltd.	6,723	159,795
	Engineers India Ltd.	70,927	206,913
	Epigral Ltd.	2,675	42,453
	EPL Ltd.	42,195	91,560
Ω	Equitas Small Finance Bank Ltd.	67,604	78,510
* Ω	Eris Lifesciences Ltd.	7,581	81,230
	ESAB India Ltd.	817	52,024

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Escorts Kubota Ltd.	8,151	$328,705
*	Ethos Ltd.	693	19,829
	Everest Kanto Cylinder Ltd.	5,871	10,403
	Excel Industries Ltd.	960	11,849
	Exide Industries Ltd.	110,992	628,691
	Expleo Solutions Ltd.	1,465	23,069
*	FDC Ltd.	14,480	78,763
	Federal Bank Ltd.	612,017	1,190,577
*	Federal-Mogul Goetze India Ltd.	2,297	10,026
	FIEM Industries Ltd.	3,733	53,953
	Filatex India Ltd.	31,384	23,693
	Fine Organic Industries Ltd.	2,375	124,106
	Fineotex Chemical Ltd.	10,922	49,150
*	Fino Payments Bank Ltd.	3,334	11,584
	Finolex Cables Ltd.	16,921	212,910
	Finolex Industries Ltd.	67,067	213,962
	Firstsource Solutions Ltd.	87,519	221,654
	Force Motors Ltd.	1,093	124,106
	Fortis Healthcare Ltd.	96,747	508,459
*	FSN E-Commerce Ventures Ltd.	29,058	61,345
*	Fusion Micro Finance Ltd.	9,250	57,003
	Gabriel India Ltd.	23,489	110,354
	GAIL India Ltd.	342,944	856,716
	Galaxy Surfactants Ltd.	3,198	100,086
*	Ganesh Benzoplast Ltd.	5,431	11,000
	Ganesh Housing Corp. Ltd.	2,924	27,990
	Ganesha Ecosphere Ltd.	2,223	28,430
	Garden Reach Shipbuilders & Engineers Ltd.	7,102	83,874
	Garware Hi-Tech Films Ltd.	1,425	30,221
	Garware Technical Fibres Ltd.	2,012	77,477
	Gateway Distriparks Ltd.	104,940	134,453
*	GE T&D India Ltd.	6,995	95,052
	Genus Power Infrastructures Ltd.	24,860	88,786
	Geojit Financial Services Ltd.	27,101	31,241
	GHCL Ltd.	25,195	154,771
*	GHCL Textiles Ltd.	31,467	31,323
	GIC Housing Finance Ltd.	8,238	21,858
	Gillette India Ltd.	1,396	111,283
* Ω	Gland Pharma Ltd.	2,024	41,319
	GlaxoSmithKline Pharmaceuticals Ltd.	6,838	170,706
	Glenmark Pharmaceuticals Ltd.	44,003	558,305
*	Global Health Ltd.	8,709	151,990
	Globus Spirits Ltd.	4,412	41,584
	GMM Pfaudler Ltd.	6,099	103,808
*	GMR Airports Infrastructure Ltd.	296,263	301,857
	GNA Axles Ltd.	4,936	24,286
*	Go Fashion India Ltd.	2,306	30,321
	GOCL Corp. Ltd.	4,202	21,407
	Godawari Power & Ispat Ltd.	16,696	177,702
	Godfrey Phillips India Ltd.	4,149	166,535
Ω	Godrej Agrovet Ltd.	7,519	49,166
	Godrej Consumer Products Ltd.	30,009	441,359
*	Godrej Industries Ltd.	15,411	177,973
*	Godrej Properties Ltd.	9,866	311,640
	Gokaldas Exports Ltd.	8,003	84,717
	Goldiam International Ltd.	5,450	11,402
	Goodluck India Ltd.	3,591	38,618
	Goodyear India Ltd.	1,541	21,463
	Granules India Ltd.	43,187	219,836

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Graphite India Ltd.	20,049	$161,972
	Grasim Industries Ltd.	20,874	601,451
	Grauer & Weil India Ltd.	18,916	20,163
	Gravita India Ltd.	5,805	67,565
	Great Eastern Shipping Co. Ltd.	34,004	443,690
	Greaves Cotton Ltd.	25,792	43,680
	Greenlam Industries Ltd.	8,159	59,258
	Greenpanel Industries Ltd.	18,363	69,269
	Greenply Industries Ltd.	18,464	56,746
	Grindwell Norton Ltd.	7,747	197,650
	Gufic Biosciences Ltd.	3,909	15,277
	Gujarat Alkalies & Chemicals Ltd.	4,897	46,443
	Gujarat Ambuja Exports Ltd.	37,602	75,915
	Gujarat Fluorochemicals Ltd.	6,762	291,135
	Gujarat Gas Ltd.	29,298	191,586
	Gujarat Industries Power Co. Ltd.	12,026	27,149
	Gujarat Mineral Development Corp. Ltd.	29,266	146,483
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,830	211,362
	Gujarat Pipavav Port Ltd.	83,347	210,405
	Gujarat State Fertilizers & Chemicals Ltd.	73,233	215,210
	Gujarat State Petronet Ltd.	117,542	414,607
	Gulf Oil Lubricants India Ltd.	4,594	56,616
	Happiest Minds Technologies Ltd.	14,519	141,404
Ω	Harsha Engineers Ltd.	4,255	21,760
*	Hathway Cable & Datacom Ltd.	165,081	43,497
	Hatsun Agro Product Ltd.	11,532	150,769
	Havells India Ltd.	26,100	520,128
	HBL Power Systems Ltd.	30,843	188,321
	HCL Technologies Ltd.	115,015	1,877,634
Ω	HDFC Asset Management Co. Ltd.	14,878	691,878
	HDFC Bank Ltd.	259,802	4,703,723
Ω	HDFC Life Insurance Co. Ltd.	32,049	223,933
*	HealthCare Global Enterprises Ltd.	12,254	53,596
	HEG Ltd.	4,456	125,462
	HeidelbergCement India Ltd.	16,155	38,964
	Heritage Foods Ltd.	14,554	57,599
	Hero MotoCorp Ltd.	22,848	1,242,179
*	Heubach Colorants India Ltd.	936	4,539
	HFCL Ltd.	165,229	199,001
	HG Infra Engineering Ltd.	3,594	50,936
	Hikal Ltd.	13,768	49,906
	HIL Ltd.	1,452	46,431
	Himadri Speciality Chemical Ltd.	46,780	209,868
*	Himatsingka Seide Ltd.	7,918	13,555
	Hindalco Industries Ltd.	166,488	1,279,626
	Hinduja Global Solutions Ltd.	1,622	16,993
	Hindustan Aeronautics Ltd.	31,696	1,496,412
*	Hindustan Construction Co. Ltd.	224,275	101,556
	Hindustan Copper Ltd.	48,386	222,830
*	Hindustan Oil Exploration Co. Ltd.	19,694	50,838
	Hindustan Petroleum Corp. Ltd.	59,998	355,819
	Hindustan Unilever Ltd.	33,334	891,592
	Hindware Home Innovation Ltd.	8,723	37,647
	Hitachi Energy India Ltd.	1,604	182,057
	HI-Tech Pipes Ltd.	6,128	9,798
	Hle Glascoat Ltd.	660	3,569
*	HLV Ltd.	62,159	20,781
Ω	Home First Finance Co. India Ltd.	1,014	11,098
	Honda India Power Products Ltd.	994	28,867

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HPL Electric & Power Ltd.	3,653	$16,367
	Huhtamaki India Ltd.	6,976	25,743
	I G Petrochemicals Ltd.	1,965	12,771
	ICICI Bank Ltd., Sponsored ADR	166,469	4,582,892
	ICICI Bank Ltd.	227,949	3,140,488
Ω	ICICI Lombard General Insurance Co. Ltd.	23,358	476,120
Ω	ICICI Prudential Life Insurance Co. Ltd.	23,196	158,407
Ω	ICICI Securities Ltd.	13,101	118,558
	ICRA Ltd.	321	20,413
*	IDFC First Bank Ltd.	484,662	475,377
*	IDFC Ltd.	358,655	520,787
*	IFB Industries Ltd.	1,544	28,253
	Igarashi Motors India Ltd.	1,653	10,776
	IIFL Finance Ltd.	67,643	329,451
	IIFL Securities Ltd.	54,047	92,944
*	Imagicaaworld Entertainment Ltd.	25,067	25,290
*	India Cements Ltd.	37,550	100,485
	India Glycols Ltd.	3,592	36,052
	Indiabulls Housing Finance Ltd.	97,695	198,305
*	Indiabulls Real Estate Ltd.	121,053	190,405
	Indian Bank	37,174	243,436
Ω	Indian Energy Exchange Ltd.	100,569	187,585
	Indian Hotels Co. Ltd.	92,405	637,583
	Indian Metals & Ferro Alloys Ltd.	6,582	57,579
	Indian Oil Corp. Ltd.	197,454	398,971
	Indian Railway Catering & Tourism Corp. Ltd.	33,639	418,329
Ω	Indian Railway Finance Corp. Ltd.	304,916	571,481
	Indigo Paints Ltd.	1,461	24,104
	Indo Count Industries Ltd.	26,854	124,874
	Indoco Remedies Ltd.	11,727	45,909
	Indraprastha Gas Ltd.	47,644	268,611
	Indraprastha Medical Corp. Ltd.	3,200	10,173
*	Indus Towers Ltd.	166,184	703,831
	IndusInd Bank Ltd.	43,879	792,029
	Infibeam Avenues Ltd.	303,903	124,383
	Info Edge India Ltd.	7,587	547,927
#	Infosys Ltd., Sponsored ADR	87,784	1,466,871
	Infosys Ltd.	352,587	5,958,290
	Ingersoll Rand India Ltd.	1,618	77,154
*	Inox Wind Ltd.	16,746	124,808
	Insecticides India Ltd.	3,433	23,803
	Intellect Design Arena Ltd.	16,137	207,901
* Ω	InterGlobe Aviation Ltd.	9,678	461,966
	IOL Chemicals & Pharmaceuticals Ltd.	8,289	38,871
	ION Exchange India Ltd.	10,705	72,836
	Ipca Laboratories Ltd.	33,433	537,184
	IRB Infrastructure Developers Ltd.	235,651	191,111
Ω	IRCON International Ltd.	81,599	244,639
	ISGEC Heavy Engineering Ltd.	7,821	102,462
	ISMT Ltd.	10,715	13,834
	ITC Ltd.	396,949	2,068,360
	ITD Cementation India Ltd.	37,488	169,749
*	ITI Ltd.	15,882	58,431
	J Kumar Infraprojects Ltd.	11,772	95,034
*	Jagran Prakashan Ltd.	13,332	16,695
	Jai Corp. Ltd.	16,511	63,631
*	Jaiprakash Associates Ltd.	258,353	61,604
*	Jaiprakash Power Ventures Ltd.	596,972	142,027
	Jammu & Kashmir Bank Ltd.	118,679	193,830

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jamna Auto Industries Ltd.	75,595	$126,502
	JB Chemicals & Pharmaceuticals Ltd.	16,263	371,477
	JBM Auto Ltd.	5,478	124,419
	Jindal Drilling & Industries Ltd.	1,939	18,370
	Jindal Saw Ltd.	49,170	325,634
	Jindal Stainless Ltd.	86,567	732,236
	Jindal Steel & Power Ltd.	73,130	811,616
*	Jio Financial Services Ltd.	233,606	1,048,474
*	JITF Infralogistics Ltd.	2,052	18,931
	JK Cement Ltd.	9,278	443,766
	JK Lakshmi Cement Ltd.	16,915	160,672
	JK Paper Ltd.	28,665	131,014
	JK Tyre & Industries Ltd.	49,724	250,541
	JM Financial Ltd.	112,696	119,166
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	10,611
	JSW Energy Ltd.	80,655	608,743
	JSW Steel Ltd.	86,862	916,937
	JTEKT India Ltd.	15,736	32,752
	Jubilant Foodworks Ltd.	87,619	484,892
	Jubilant Ingrevia Ltd.	19,378	127,255
	Jubilant Pharmova Ltd.	18,744	151,368
	Jupiter Wagons Ltd.	21,860	106,963
*	Just Dial Ltd.	7,225	99,476
	Jyothy Labs Ltd.	38,972	201,046
	Kajaria Ceramics Ltd.	20,992	302,687
	Kalpataru Projects International Ltd.	27,803	409,496
	Kalyani Steels Ltd.	7,935	83,409
	Kamdhenu Ltd.	3,380	22,780
	Kansai Nerolac Paints Ltd.	27,930	93,311
	Karnataka Bank Ltd.	73,287	202,656
	Karur Vysya Bank Ltd.	133,000	325,050
	Kaveri Seed Co. Ltd.	6,854	71,095
	KCP Ltd.	20,756	44,347
	KDDL Ltd.	1,077	32,294
	KEC International Ltd.	31,604	281,768
	KEI Industries Ltd.	11,987	572,897
*	Kellton Tech Solutions Ltd.	16,362	19,729
	Kennametal India Ltd.	1,194	35,848
*	Kesoram Industries Ltd.	7,281	15,790
	Kewal Kiran Clothing Ltd.	3,939	33,573
*	Kiri Industries Ltd.	7,934	34,220
	Kirloskar Brothers Ltd.	7,218	112,217
	Kirloskar Ferrous Industries Ltd.	13,536	99,680
	Kirloskar Industries Ltd.	211	13,105
	Kirloskar Oil Engines Ltd.	26,136	318,468
	Kirloskar Pneumatic Co. Ltd.	6,078	76,788
	Kitex Garments Ltd.	7,294	17,657
††	Klass Pack Ltd.	1,931	1,887
	KNR Constructions Ltd.	55,949	177,765
	Kolte-Patil Developers Ltd.	5,002	32,075
	Kopran Ltd.	4,253	13,217
	Kotak Mahindra Bank Ltd.	72,441	1,407,659
	Kovai Medical Center & Hospital	1,289	64,348
Ω	KPI Green Energy Ltd.	5,742	124,584
	KPIT Technologies Ltd.	32,893	583,895
	KPR Mill Ltd.	23,454	236,244
	KRBL Ltd.	14,165	50,134
* Ω	Krishna Institute of Medical Sciences Ltd.	5,503	134,312
	Krsnaa Diagnostics Ltd.	4,917	33,815

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KSB Ltd.	2,359	$127,650
	L&T Finance Ltd.	179,519	358,209
Ω	L&T Technology Services Ltd.	3,114	172,229
	LA Opala RG Ltd.	15,749	61,438
	Lakshmi Machine Works Ltd.	713	144,171
	Larsen & Toubro Ltd.	52,847	2,270,191
Ω	Laurus Labs Ltd.	85,355	460,732
	Laxmi Organic Industries Ltd.	15,949	48,641
* Ω	Lemon Tree Hotels Ltd.	51,887	94,628
	LG Balakrishnan & Bros Ltd.	6,564	100,597
	LIC Housing Finance Ltd.	102,753	826,437
	Linde India Ltd.	1,562	153,907
	Lloyds Engineering Works Ltd.	65,592	53,777
	LT Foods Ltd.	50,932	131,253
Ω	LTIMindtree Ltd.	14,583	818,999
	Lumax Auto Technologies Ltd.	10,473	59,801
	Lumax Industries Ltd.	289	8,712
	Lupin Ltd.	33,621	662,843
	LUX Industries Ltd.	2,047	36,576
	Mahanagar Gas Ltd.	9,182	158,321
	Maharashtra Scooters Ltd.	629	58,692
	Maharashtra Seamless Ltd.	14,201	152,626
	Mahindra & Mahindra Financial Services Ltd.	147,712	461,817
	Mahindra & Mahindra Ltd.	122,888	3,174,977
*	Mahindra Holidays & Resorts India Ltd.	16,783	84,826
	Mahindra Lifespace Developers Ltd.	15,637	118,799
Ω	Mahindra Logistics Ltd.	11,392	63,940
	Maithan Alloys Ltd.	2,775	41,643
	Man Industries India Ltd.	7,228	34,757
	Man Infraconstruction Ltd.	30,963	80,682
	Manali Petrochemicals Ltd.	23,060	20,752
	Manappuram Finance Ltd.	224,236	535,379
	Mangalam Cement Ltd.	3,201	32,123
	Mangalore Refinery & Petrochemicals Ltd.	34,582	103,241
	Marico Ltd.	79,868	495,641
	Marksans Pharma Ltd.	66,727	132,955
	Maruti Suzuki India Ltd.	8,375	1,283,131
Ω	MAS Financial Services Ltd.	19,750	70,635
	Mastek Ltd.	4,849	155,913
	Max Healthcare Institute Ltd.	48,476	485,886
	Mayur Uniquoters Ltd.	4,990	31,442
	Mazagon Dock Shipbuilders Ltd.	2,480	69,856
*	Medplus Health Services Ltd.	3,474	28,940
	Meghmani Organics Ltd.	43,907	45,422
Ω	Metropolis Healthcare Ltd.	7,624	165,683
	Minda Corp. Ltd.	20,658	100,501
Ω	Mishra Dhatu Nigam Ltd.	10,136	53,177
	MM Forgings Ltd.	2,922	40,337
	MOIL Ltd.	28,751	138,883
	Monte Carlo Fashions Ltd.	2,815	23,032
*	Morepen Laboratories Ltd.	100,720	59,876
	Motherson Sumi Wiring India Ltd.	447,681	370,681
	Motilal Oswal Financial Services Ltd.	12,248	348,042
	Mphasis Ltd.	13,087	362,564
	MPS Ltd.	1,185	23,064
	MRF Ltd.	288	459,740
	Mrs Bectors Food Specialities Ltd.	7,334	111,401
	MSTC Ltd.	8,488	91,687
	Muthoot Finance Ltd.	27,408	562,396

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Narayana Hrudayalaya Ltd.	16,101	$247,723
	Natco Pharma Ltd.	27,800	338,248
	National Aluminium Co. Ltd.	264,480	584,911
	National Fertilizers Ltd.	25,107	31,238
	Nava Ltd.	26,158	156,398
	Navin Fluorine International Ltd.	4,418	180,812
* Ω	Navkar Corp. Ltd.	16,746	21,262
	Navneet Education Ltd.	25,996	45,883
	NBCC India Ltd.	112,474	187,679
	NCC Ltd.	134,849	389,038
	NCL Industries Ltd.	4,952	12,354
	NELCO Ltd.	2,016	18,271
	NESCO Ltd.	5,696	59,134
	Nestle India Ltd.	35,335	1,061,768
	Neuland Laboratories Ltd.	2,015	183,962
	Newgen Software Technologies Ltd.	10,306	114,438
	NHPC Ltd.	295,959	339,810
	NIIT Learning Systems Ltd.	15,882	94,691
	NIIT Ltd.	15,882	20,142
	Nilkamal Ltd.	1,454	34,153
Ω	Nippon Life India Asset Management Ltd.	30,293	212,599
	Nitin Spinners Ltd.	7,562	33,812
	NLC India Ltd.	42,040	121,225
	NMDC Ltd.	224,519	681,610
* ††	NMDC Steel Ltd.	42,663	32,919
	NOCIL Ltd.	23,167	74,335
	Novartis India Ltd.	1,627	20,169
	NRB Bearings Ltd.	18,793	70,586
	NTPC Ltd.	273,751	1,189,048
	Nucleus Software Exports Ltd.	3,331	54,973
*	Nuvama Wealth Management Ltd.	1,267	78,727
	Oberoi Realty Ltd.	13,323	235,381
	Oil & Natural Gas Corp. Ltd.	204,601	690,072
	Oil India Ltd.	45,152	335,271
	One 97 Communications Ltd.	43,320	193,003
*	OnMobile Global Ltd.	11,261	10,866
	Oracle Financial Services Software Ltd.	5,105	461,918
*	Orchid Pharma Ltd.	4,647	59,822
	Orient Cement Ltd.	37,931	101,074
	Orient Electric Ltd.	33,341	87,014
*	Orient Green Power Co. Ltd.	177,945	44,316
	Orient Paper & Industries Ltd.	20,996	13,137
	Oriental Carbon & Chemicals Ltd.	869	7,812
	Oriental Hotels Ltd.	10,009	15,888
*	Orissa Minerals Development Co. Ltd.	311	25,611
	Page Industries Ltd.	1,189	495,175
	Paisalo Digital Ltd.	187,170	158,957
	Pakka Ltd.	7,018	23,424
	Panama Petrochem Ltd.	10,422	41,708
* Ω	Parag Milk Foods Ltd.	10,789	27,227
*	Paramount Communications Ltd.	13,743	12,152
	Patanjali Foods Ltd.	9,160	164,145
*	Patel Engineering Ltd.	95,981	66,009
*	PB Fintech Ltd.	10,016	151,266
*	PC Jeweller Ltd.	40,835	25,516
	PCBL Ltd.	56,134	180,961
	PDS Ltd.	4,641	25,745
	Pearl Global Industries Ltd.	1,443	10,455
*	Peninsula Land Ltd.	30,888	18,259

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Pennar Industries Ltd.	34,185	$55,811
	Persistent Systems Ltd.	15,438	620,920
	Petronet LNG Ltd.	250,985	930,556
	Pfizer Ltd.	2,848	145,551
*	PG Electroplast Ltd.	941	23,664
	Phoenix Mills Ltd.	17,642	669,246
	PI Industries Ltd.	8,302	361,439
	Pidilite Industries Ltd.	11,653	425,035
	Piramal Enterprises Ltd.	30,218	332,718
*	Piramal Pharma Ltd.	130,308	223,658
	Pitti Engineering Ltd.	4,934	51,967
	PIX Transmissions Ltd.	807	13,138
*	PNB Gilts Ltd.	7,878	10,386
* Ω	PNB Housing Finance Ltd.	22,586	214,002
	PNC Infratech Ltd.	34,128	183,454
	Pokarna Ltd.	4,005	22,471
	Poly Medicure Ltd.	5,184	101,828
	Polycab India Ltd.	6,414	436,283
	Polyplex Corp. Ltd.	4,164	46,275
	Poonawalla Fincorp Ltd.	48,346	282,184
	Power Finance Corp. Ltd.	320,262	1,680,346
	Power Grid Corp. of India Ltd.	346,946	1,251,358
	Power Mech Projects Ltd.	1,755	109,828
	Praj Industries Ltd.	28,576	186,663
*	Prakash Industries Ltd.	26,258	53,535
Ω	Prataap Snacks Ltd.	1,186	12,670
	Precision Wires India Ltd.	22,432	38,343
	Prestige Estates Projects Ltd.	35,404	583,379
*	Pricol Ltd.	18,906	98,119
*	Prince Pipes & Fittings Ltd.	11,577	88,414
*	Prism Johnson Ltd.	30,954	61,029
*	Privi Speciality Chemicals Ltd.	1,525	22,766
	Procter & Gamble Health Ltd.	1,834	107,230
	Procter & Gamble Hygiene & Health Care Ltd.	1,157	222,785
	PSP Projects Ltd.	3,427	27,614
	PTC India Financial Services Ltd.	56,427	28,790
	PTC India Ltd.	64,716	173,865
	Punjab National Bank.	163,804	275,180
	Puravankara Ltd.	12,185	56,953
*	PVR Inox Ltd.	2,090	33,917
Ω	Quess Corp. Ltd.	18,634	139,413
	R Systems International Ltd.	4,550	24,767
	Radico Khaitan Ltd.	7,079	149,349
	Rail Vikas Nigam Ltd.	34,383	117,404
	Rain Industries Ltd.	75,026	156,195
*	Rajesh Exports Ltd.	12,610	48,023
	Rajratan Global Wire Ltd.	2,448	18,260
	Rallis India Ltd.	24,132	77,051
	Ramco Cements Ltd.	25,480	242,340
	Ramco Industries Ltd.	5,394	14,539
*	Ramco Systems Ltd.	3,049	13,024
	Ramkrishna Forgings Ltd.	21,100	190,585
*	Ramky Infrastructure Ltd.	4,762	32,275
	Rane Holdings Ltd.	1,643	25,874
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	91,642
	Ratnamani Metals & Tubes Ltd.	6,139	232,792
*	RattanIndia Power Ltd.	441,521	48,348
	Raymond Ltd.	9,178	230,705
Ω	RBL Bank Ltd.	119,238	370,212

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	REC Ltd.	223,067	$1,356,201
	Redington Ltd.	233,098	613,356
*	Redtape Ltd.	9,865	86,378
	Relaxo Footwears Ltd.	3,666	36,830
	Reliance Industrial Infrastructure Ltd.	2,313	36,575
Ω	Reliance Industries Ltd., GDR.	76,208	5,382,212
	Reliance Industries Ltd.	125,888	4,416,193
*	Reliance Infrastructure Ltd.	42,098	89,951
*	Reliance Power Ltd.	859,155	278,640
*	Religare Enterprises Ltd.	21,748	57,377
	Repco Home Finance Ltd.	13,730	85,406
	Rhi Magnesita India Ltd.	4,422	34,403
	Rico Auto Industries Ltd.	29,305	48,395
	RITES Ltd.	12,737	103,940
	Rossari Biotech Ltd.	4,802	43,009
	Route Mobile Ltd.	6,985	127,224
	RPG Life Sciences Ltd.	1,090	20,176
*	RPSG Ventures Ltd.	2,983	25,644
	RSWM Ltd.	7,090	16,394
	Rupa & Co. Ltd.	6,647	21,629
	Safari Industries India Ltd.	5,261	133,130
	Sagar Cements Ltd.	16,267	43,487
	Saksoft Ltd.	7,633	25,487
Ω	Salasar Techno Engineering Ltd.	198,562	48,823
	Samvardhana Motherson International Ltd.	489,153	765,775
	Sandhar Technologies Ltd.	7,498	45,292
	Sangam India Ltd.	2,725	14,243
*	Sanghi Industries Ltd.	9,371	10,545
	Sanghvi Movers Ltd.	6,753	105,660
	Sanofi India Ltd.	1,986	198,076
Ω	Sansera Engineering Ltd.	4,191	51,317
*	Sapphire Foods India Ltd.	4,034	68,605
	Sarda Energy & Minerals Ltd.	32,660	93,614
	Saregama India Ltd.	13,026	67,302
	Sasken Technologies Ltd.	1,618	30,022
*	Satin Creditcare Network Ltd.	23,883	74,581
	Savita Oil Technologies Ltd.	5,610	38,678
	SBI Cards & Payment Services Ltd.	49,587	430,468
Ω	SBI Life Insurance Co. Ltd.	30,772	528,474
	Schaeffler India Ltd.	4,541	199,226
*	Schneider Electric Infrastructure Ltd.	14,360	138,439
	SEAMEC Ltd.	737	9,547
*	SEPC Ltd.	243,205	56,360
*	Sequent Scientific Ltd.	34,183	50,398
	Seshasayee Paper & Boards Ltd.	12,371	49,605
Ω	SH Kelkar & Co. Ltd.	11,033	25,904
*	Shaily Engineering Plastics Ltd.	2,617	19,666
	Shakti Pumps India Ltd.	1,980	46,831
	Shalby Ltd.	6,355	21,053
	Shankara Building Products Ltd.	2,930	23,933
	Shanthi Gears Ltd.	2,894	19,482
	Sharda Cropchem Ltd.	5,564	24,577
	Sharda Motor Industries Ltd.	3,625	66,686
	Share India Securities Ltd.	449	9,127
*	Sheela Foam Ltd.	3,874	41,972
*	Shilpa Medicare Ltd.	12,224	80,280
*	Shipping Corp. of India Land & Assets Ltd.	31,983	26,181
	Shipping Corp. of India Ltd.	58,874	160,431
	Shivalik Bimetal Controls Ltd.	5,487	37,754

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Shoppers Stop Ltd.	7,998	$68,682
	Shree Cement Ltd.	930	272,054
*	Shree Renuka Sugars Ltd.	139,074	74,376
	Shriram Finance Ltd.	53,495	1,627,846
	Shriram Pistons & Rings Ltd.	667	16,316
	Siemens Ltd.	2,953	205,801
*	SIS Ltd.	8,675	48,545
	Siyaram Silk Mills Ltd.	4,904	27,454
*	SJS Enterprises Ltd.	7,707	58,297
	SJVN Ltd.	99,106	158,858
	SKF India Ltd.	5,098	282,048
	Skipper Ltd.	4,348	18,532
*	SML ISUZU Ltd.	448	12,196
	Snowman Logistics Ltd.	20,043	16,248
	Sobha Ltd.	8,615	183,051
	Solar Industries India Ltd.	4,269	457,822
*	Solara Active Pharma Sciences Ltd.	3,971	25,216
	Somany Ceramics Ltd.	5,293	39,953
	Sonata Software Ltd.	44,085	369,681
	South Indian Bank Ltd.	544,433	200,250
	SP Apparels Ltd.	1,832	13,125
*	Spandana Sphoorty Financial Ltd.	5,962	62,320
	SRF Ltd.	24,788	777,622
*	Star Cement Ltd.	37,078	105,386
	State Bank of India	66,650	654,182
	State Bank of India, GDR	14,665	1,438,482
	Steel Authority of India Ltd.	219,489	429,159
	Sterlite Technologies Ltd.	54,968	89,683
	Strides Pharma Science Ltd.	16,085	172,733
	Stylam Industries Ltd.	1,913	37,707
	Styrenix Performance Materials Ltd.	1,875	36,821
*	Subex Ltd.	113,271	41,786
	Subros Ltd.	5,108	38,170
	Sudarshan Chemical Industries Ltd.	8,824	77,591
	Sumitomo Chemical India Ltd.	21,439	102,528
	Sun Pharmaceutical Industries Ltd.	53,059	952,450
	Sun TV Network Ltd.	31,583	247,870
	Sundaram Finance Ltd.	10,618	601,665
	Sundaram-Clayton Ltd.	1,504	29,641
	Sundram Fasteners Ltd.	26,077	351,397
*	Sunflag Iron & Steel Co. Ltd.	19,377	50,626
	Sunteck Realty Ltd.	17,119	89,528
	Suprajit Engineering Ltd.	20,632	104,626
	Supreme Industries Ltd.	8,849	533,810
	Supreme Petrochem Ltd.	17,836	145,615
	Supriya Lifescience Ltd.	10,627	50,542
	Surya Roshni Ltd.	12,112	90,966
*	Suven Pharmaceuticals Ltd.	28,349	224,114
*	Suzlon Energy Ltd.	1,095,182	538,137
	Swan Energy Ltd.	3,878	28,847
	Swaraj Engines Ltd.	677	19,976
	Symphony Ltd.	1,691	19,546
Ω	Syngene International Ltd.	48,019	396,172
	TAJGVK Hotels & Resorts Ltd.	4,894	21,807
	Tamil Nadu Newsprint & Papers Ltd.	12,411	40,758
	Tamilnad Mercantile Bank Ltd.	10,264	59,830
	Tanla Platforms Ltd.	15,749	172,551
*	TARC Ltd.	30,673	56,930
	Tata Chemicals Ltd.	34,883	448,164

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Communications Ltd.	17,582	$363,297
	Tata Consultancy Services Ltd.	70,992	3,242,880
	Tata Consumer Products Ltd.	37,000	489,610
	Tata Elxsi Ltd.	6,726	567,684
	Tata Motors Ltd.	221,563	2,672,106
	Tata Power Co. Ltd.	129,891	696,705
	Tata Steel Ltd.	942,537	1,855,097
	TCI Express Ltd.	2,190	27,366
	TD Power Systems Ltd.	22,063	88,739
	Tech Mahindra Ltd.	49,926	751,475
	Techno Electric & Engineering Co. Ltd.	12,817	156,090
	Tega Industries Ltd.	3,397	61,028
* Ω	Tejas Networks Ltd.	15,014	205,545
	Texmaco Rail & Engineering Ltd.	58,399	127,293
	Thermax Ltd.	2,055	114,916
	Thirumalai Chemicals Ltd.	17,168	56,358
	Thomas Cook India Ltd.	32,713	79,652
Ω	Thyrocare Technologies Ltd.	3,529	27,271
	Tide Water Oil Co. India Ltd.	2,129	45,693
	Tilaknagar Industries Ltd.	26,743	75,667
	Time Technoplast Ltd.	48,972	162,815
	Timken India Ltd.	5,239	209,967
	Tips Industries Ltd.	8,750	48,392
	Titagarh Rail System Ltd.	13,001	164,362
	Titan Co. Ltd.	27,886	1,198,430
	Torrent Pharmaceuticals Ltd.	15,538	491,290
	Torrent Power Ltd.	20,839	375,411
	Tourism Finance Corp. of India Ltd.	21,735	46,408
	Transformers & Rectifiers India Ltd.	9,683	72,978
*	TransIndia Real Estate Ltd.	17,001	9,750
	Transport Corp. of India Ltd.	7,428	77,269
	Trent Ltd.	14,566	771,846
	Trident Ltd.	423,998	199,945
	Triveni Engineering & Industries Ltd.	18,708	81,181
	Triveni Turbine Ltd.	30,103	194,059
	TTK Prestige Ltd.	5,286	44,610
	Tube Investments of India Ltd.	14,309	643,151
	TV Today Network Ltd.	4,752	13,363
	TVS Holdings Ltd.	1,504	157,900
	TVS Motor Co. Ltd.	33,520	827,126
	TVS Srichakra Ltd.	949	47,611
	Uflex Ltd.	9,118	49,359
*	Ugro Capital Ltd.	14,623	46,515
	Ujjivan Financial Services Ltd.	5,099	35,013
Ω	Ujjivan Small Finance Bank Ltd.	222,727	142,719
	UltraTech Cement Ltd.	9,602	1,145,079
*	Unichem Laboratories Ltd.	8,574	60,272
	Union Bank of India Ltd.	236,492	434,793
	United Breweries Ltd.	3,747	90,887
	United Spirits Ltd.	33,348	467,933
	UNO Minda Ltd.	44,062	388,950
	UPL Ltd.	82,407	499,390
	Usha Martin Ltd.	34,725	155,113
	UTI Asset Management Co. Ltd.	11,111	126,653
*	V2 Retail Ltd.	4,800	28,658
*	VA Tech Wabag Ltd.	15,874	183,357
	Vadilal Industries Ltd.	330	17,813
	Vaibhav Global Ltd.	17,487	86,737
*	Valor Estate Ltd.	38,436	108,361

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vardhman Textiles Ltd.	32,916	$175,780
* Ω	Varroc Engineering Ltd.	10,620	66,662
	Varun Beverages Ltd.	52,332	926,712
	Vascon Engineers Ltd.	35,269	31,865
	Vedant Fashions Ltd.	8,805	99,796
	Vedanta Ltd.	195,669	937,265
	Venky’s India Ltd.	1,664	35,575
	Vesuvius India Ltd.	1,583	85,024
	V-Guard Industries Ltd.	42,116	172,831
*	Vikas Lifecare Ltd.	183,431	11,489
	Vimta Labs Ltd.	2,204	14,260
	Vinati Organics Ltd.	3,323	65,186
	Vindhya Telelinks Ltd.	1,703	52,044
	VIP Industries Ltd.	9,802	64,456
	Visaka Industries Ltd.	7,789	10,226
*	VL E-Governance & IT Solutions Ltd.	12,405	9,603
*	V-Mart Retail Ltd.	2,185	56,722
*	Vodafone Idea Ltd.	1,207,941	189,872
	Voltamp Transformers Ltd.	1,425	177,198
	Voltas Ltd.	17,335	305,734
	VRL Logistics Ltd.	9,301	62,233
	VST Industries Ltd.	919	44,279
	VST Tillers Tractors Ltd.	669	29,411
	Welspun Corp. Ltd.	26,289	177,786
	Welspun Enterprises Ltd.	20,267	88,000
	Welspun Living Ltd.	68,794	123,114
	West Coast Paper Mills Ltd.	14,157	112,996
	Westlife Foodworld Ltd.	13,898	142,747
	Whirlpool of India Ltd.	3,231	58,247
	Wipro Ltd.	125,934	693,534
*	Wockhardt Ltd.	19,457	131,241
	Wonderla Holidays Ltd.	6,470	76,844
*	Yes Bank Ltd.	1,523,585	476,525
*	Zee Entertainment Enterprises Ltd.	225,160	394,778
*	Zee Media Corp. Ltd.	82,632	11,032
	Zen Technologies Ltd.	859	11,407
	Zensar Technologies Ltd.	37,386	272,694
	ZF Commercial Vehicle Control Systems India Ltd.	56	9,225
*	Zomato Ltd.	234,045	541,277
	Zydus Lifesciences Ltd.	29,693	340,019
	Zydus Wellnes Ltd.	4,538	90,070

TOTAL INDIA			228,874,703

INDONESIA — (2.3%)
	ABM Investama Tbk. PT	96,700	23,053
	Ace Hardware Indonesia Tbk. PT	1,899,700	109,063
	Adaro Energy Indonesia Tbk. PT	3,607,800	599,608
*	Adaro Minerals Indonesia Tbk. PT	1,603,500	132,481
*	Adi Sarana Armada Tbk. PT	594,400	28,300
	AKR Corporindo Tbk. PT	2,502,800	257,440
*	Alam Sutera Realty Tbk. PT	3,039,900	24,658
	Aneka Tambang Tbk. PT	2,625,700	263,935
	Arwana Citramulia Tbk. PT	1,282,000	51,261
	Ashmore Asset Management Indonesia Tbk. PT	149,400	8,999
	Astra Agro Lestari Tbk. PT	116,100	46,360
	Astra International Tbk. PT	2,500,000	788,888
	Astra Otoparts Tbk. PT	250,300	32,018
	Avia Avian Tbk. PT	1,603,000	50,224
*	Bank Amar Indonesia Tbk. PT	830,585	12,751

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank BTPN Syariah Tbk. PT	595,700	$44,474
*	Bank Bukopin Tbk. PT	6,045,077	24,516
	Bank Central Asia Tbk. PT	3,788,900	2,278,206
*	Bank Jago Tbk. PT.	638,800	84,031
	Bank Mandiri Persero Tbk. PT	5,499,800	2,324,638
*	Bank Mayapada International Tbk. PT	1,834,728	39,876
	Bank Maybank Indonesia Tbk. PT	1,456,300	21,841
*	Bank Nationalnobu Tbk. PT	296,100	13,779
	Bank Negara Indonesia Persero Tbk. PT	1,306,200	420,253
*	Bank Neo Commerce Tbk. PT	2,547,500	38,317
	Bank OCBC Nisp Tbk. PT	972,700	77,772
*	Bank Pan Indonesia Tbk. PT	834,500	57,105
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	65,756
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,427,000	52,223
	Bank Rakyat Indonesia Persero Tbk. PT	4,429,700	1,340,886
	Bank Syariah Indonesia Tbk. PT	1,750,949	283,626
	Bank Tabungan Negara Persero Tbk. PT	1,886,512	152,838
	Barito Pacific Tbk. PT	1,302,492	81,396
	BFI Finance Indonesia Tbk. PT	2,228,900	143,853
	BISI International Tbk. PT	429,800	49,825
	Blue Bird Tbk. PT	206,500	19,733
*	Buana Lintas Lautan Tbk. PT	4,382,800	30,926
*	Bukalapak.com Tbk. PT	14,523,800	115,534
	Bukit Asam Tbk. PT	1,416,700	263,688
*	Bumi Resources Minerals Tbk. PT	13,850,100	129,953
*	Bumi Resources Tbk. PT	19,667,200	119,632
*	Bumi Serpong Damai Tbk. PT	1,851,600	105,575
*	Capital Financial Indonesia Tbk. PT	800,300	25,359
*	Cemindo Gemilang PT	358,600	24,580
	Chandra Asri Pacific Tbk. PT	185,300	86,239
	Charoen Pokphand Indonesia Tbk. PT	652,600	198,551
Ω	Cikarang Listrindo Tbk. PT	286,600	11,983
	Ciputra Development Tbk. PT	2,124,100	157,485
	Cisarua Mountain Dairy Tbk. PT	155,500	47,643
	Clipan Finance Indonesia Tbk. PT	328,000	10,003
	Dayamitra Telekomunikasi PT	1,879,200	65,801
	Delta Dunia Makmur Tbk. PT	1,889,200	57,956
	Dharma Satya Nusantara Tbk. PT	824,300	32,157
	Elang Mahkota Teknologi Tbk. PT	2,963,500	70,114
	Elnusa Tbk. PT	1,553,500	40,839
	Erajaya Swasembada Tbk. PT	2,821,100	70,032
	ESSA Industries Indonesia Tbk. PT	2,396,600	114,665
*	Gajah Tunggal Tbk. PT	340,200	24,354
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	54,138
*	GoTo Gojek Tokopedia Tbk. PT	4,636,900	17,835
	Gudang Garam Tbk. PT	92,800	103,880
*	Harum Energy Tbk. PT	864,800	74,901
	Hexindo Adiperkasa Tbk. PT	58,700	21,291
	Impack Pratama Industri Tbk. PT	2,577,700	56,132
	Indah Kiat Pulp & Paper Tbk. PT	441,200	253,936
	Indika Energy Tbk. PT	1,039,600	91,737
	Indo Tambangraya Megah Tbk. PT	157,600	244,295
	Indocement Tunggal Prakarsa Tbk. PT	211,400	100,553
	Indofood CBP Sukses Makmur Tbk. PT	150,000	100,263
	Indofood Sukses Makmur Tbk. PT	898,900	345,181
	Indomobil Sukses Internasional Tbk. PT	326,900	27,664
	Indosat Tbk. PT	156,800	105,964
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,192,200	98,357
*	Intiland Development Tbk. PT	1,804,100	20,500

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Japfa Comfeed Indonesia Tbk. PT	1,499,100	$105,460
	Jasa Marga Persero Tbk. PT	362,600	120,261
	Kalbe Farma Tbk. PT	1,926,600	172,411
*	Kapuas Prima Coal Tbk. PT	2,482,800	1,372
*	Kawasan Industri Jababeka Tbk. PT	4,035,700	30,286
*	Krakatau Steel Persero Tbk. PT	764,300	6,295
*	Lippo Karawaci Tbk. PT	5,253,300	20,981
*	M Cash Integrasi PT	13,600	960
	Map Aktif Adiperkasa PT	2,172,100	105,412
	Matahari Department Store Tbk. PT	220,800	21,617
	Mayora Indah Tbk. PT	911,600	134,417
*	MD Pictures Tbk. PT	300,000	90,947
	Medco Energi Internasional Tbk. PT	2,349,700	192,778
	Media Nusantara Citra Tbk. PT	2,088,700	40,315
	Medikaloka Hermina Tbk. PT	1,214,300	95,336
*	Mega Manunggal Property Tbk. PT	134,200	2,274
*	Merdeka Copper Gold Tbk. PT	610,742	98,364
*	Metro Healthcare Indonesia Tbk. PT	3,786,200	40,207
	Metrodata Electronics Tbk. PT	1,584,300	56,936
	Metropolitan Kentjana Tbk. PT	9,800	16,714
	Mitra Adiperkasa Tbk. PT	1,801,800	174,322
	Mitra Keluarga Karyasehat Tbk. PT	557,400	99,405
	Mitra Pinasthika Mustika Tbk. PT	391,100	24,752
*	MNC Digital Entertainment Tbk. PT	197,200	35,167
*	MNC Land Tbk. PT	7,912,200	30,172
	Mulia Industrindo Tbk. PT	437,000	10,315
	Pabrik Kertas Tjiwi Kimia Tbk. PT	295,900	142,425
*	Pacific Strategic Financial Tbk. PT	512,800	35,796
	Pakuwon Jati Tbk. PT	6,217,000	153,354
*	Panin Financial Tbk. PT	3,083,600	55,319
*	Paninvest Tbk. PT	361,900	19,143
*	Pantai Indah Kapuk Dua Tbk. PT	155,100	47,000
	Perusahaan Gas Negara Tbk. PT	2,001,900	180,777
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	736,200	39,115
*	Petrindo Jaya Kreasi Tbk. PT	205,300	94,206
*	PP Persero Tbk. PT	801,300	20,617
	Prodia Widyahusada Tbk. PT	92,100	18,565
	Puradelta Lestari Tbk. PT	1,689,800	16,825
	Resource Alam Indonesia Tbk. PT	364,879	9,375
	Salim Ivomas Pratama Tbk. PT	483,600	10,760
	Samudera Indonesia Tbk. PT	2,328,000	39,517
*	Sarana Meditama Metropolitan Tbk. PT	494,600	7,730
	Sarana Menara Nusantara Tbk. PT	4,321,200	213,499
	Sariguna Primatirta Tbk. PT	555,500	32,610
	Sawit Sumbermas Sarana Tbk. PT	860,100	56,076
	Selamat Sempurna Tbk. PT	577,600	63,984
	Semen Indonesia Persero Tbk. PT	912,854	261,848
	Siloam International Hospitals Tbk. PT	599,400	88,503
	Sumber Alfaria Trijaya Tbk. PT	1,911,700	343,817
	Summarecon Agung Tbk. PT	3,446,900	108,893
	Surya Citra Media Tbk. PT	4,845,200	38,380
*	Surya Semesta Internusa Tbk. PT	1,243,900	81,712
	Telkom Indonesia Persero Tbk. PT	3,333,100	646,149
	Temas Tbk. PT	2,160,000	20,403
	Tempo Scan Pacific Tbk. PT	134,700	16,062
	Timah Tbk. PT.	429,200	24,039
	Tower Bersama Infrastructure Tbk. PT	545,200	66,183
	Transcoal Pacific Tbk. PT	186,700	97,528
	Triputra Agro Persada PT	2,626,800	100,976

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tunas Baru Lampung Tbk. PT	875,957	$33,358
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	505,300	57,801
	Unilever Indonesia Tbk. PT	730,400	117,629
	United Tractors Tbk. PT	316,100	481,766
	Vale Indonesia Tbk. PT	451,200	117,798
* ††	Waskita Beton Precast Tbk. PT	1,218,000	1,258
* ††	Waskita Karya Persero Tbk. PT	2,217,700	5,166
* ††	Wijaya Karya Persero Tbk. PT	411,800	4,111
*	Wintermar Offshore Marine Tbk. PT	317,900	10,396
	XL Axiata Tbk. PT	2,153,904	326,850

TOTAL INDONESIA			19,598,474

KUWAIT — (0.8%)
	A’ayan Leasing & Investment Co. KSCP	198,010	108,543
	Agility Public Warehousing Co. KSC	75,006	76,879
	Al Ahli Bank of Kuwait KSCP	109,814	85,486
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	54,843	37,712
	Al-Eid Food KSC	10,842	6,330
	Ali Alghanim Sons Automotive Co. KSCC	28,439	101,654
*	Alimtiaz Investment Group KSC	251,943	38,735
*	Arabi Group Holding KSC	26,587	43,119
	Arzan Financial Group for Financing & Investment KPSC	153,386	101,494
*	Asiya Capital Investments Co. KSCP	132,737	18,729
	Boubyan Bank KSCP	22,659	43,289
	Boubyan Petrochemicals Co. KSCP	65,242	145,594
	Boursa Kuwait Securities Co. KPSC	17,930	116,315
	Burgan Bank SAK	81,360	47,766
	Combined Group Contracting Co. SAK	30,659	43,656
	Commercial Facilities Co. SAKP	100,111	56,826
	Commercial Real Estate Co. KSC	228,145	99,161
	Gulf Bank KSCP	265,495	222,179
	Gulf Cables & Electrical Industries Group Co. KSCP	26,146	106,433
	Heavy Engineering & Ship Building Co. KSCP, Class B	35,728	98,388
	Humansoft Holding Co. KSC	22,593	212,446
*	IFA Hotels & Resorts-KPSC	13,370	45,882
	Integrated Holding Co. KCSC	56,031	91,780
	Jazeera Airways Co. KSCP	21,634	81,750
	Kuwait Cement Co. KSC	136,339	85,350
	Kuwait Finance House KSCP	717,166	1,674,861
	Kuwait Financial Centre SAK	32,000	12,974
	Kuwait Insurance Co. SAK	11,843	20,167
	Kuwait International Bank KSCP	226,030	118,037
	Kuwait Real Estate Co. KSC	128,676	92,239
	Kuwait Telecommunications Co.	75,630	134,677
	Mabanee Co. KPSC	80,710	206,291
	Mezzan Holding Co. KSCC	42,878	102,918
	Mobile Telecommunications Co. KSCP	339,581	537,514
	National Bank of Kuwait SAKP	504,836	1,416,423
*	National Consumer Holding Co. SAK	82,695	29,773
	National Industries Group Holding SAK	244,077	170,213
	National Investments Co. KSCP	153,329	126,324
	Salhia Real Estate Co. KSCP	76,454	108,370
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	53,336	28,718
*	Sultan Center Food Products Co. KSC	27,711	9,887
	Warba Bank KSCP	310,074	190,088

TOTAL KUWAIT			7,094,970

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (2.1%)
	Able Global Bhd.	53,300	$19,387
	Aeon Co. M Bhd.	147,200	34,196
	AEON Credit Service M Bhd.	62,400	92,844
#	AFFIN Bank Bhd.	218,006	116,363
	Ajinomoto Malaysia Bhd.	4,900	19,933
	Alliance Bank Malaysia Bhd.	296,700	237,293
	Allianz Malaysia Bhd.	13,900	61,280
	AME Elite Consortium Bhd.	43,000	15,942
	AMMB Holdings Bhd.	334,400	293,945
	Ancom Nylex Bhd.	99,384	21,428
	Apex Healthcare Bhd.	19,500	13,460
#	Astro Malaysia Holdings Bhd.	154,300	9,852
	Axiata Group Bhd.	444,900	263,439
#	Bank Islam Malaysia Bhd.	228,300	122,252
	Batu Kawan Bhd.	17,800	74,454
# *	Berjaya Corp. Bhd.	706,702	42,877
#	Berjaya Food Bhd.	96,253	13,709
# *	Berjaya Land Bhd.	228,300	16,679
# *	Bermaz Auto Bhd.	197,300	95,421
#	British American Tobacco Malaysia Bhd.	27,500	48,129
*	Bumi Armada Bhd.	1,163,900	142,909
	Bursa Malaysia Bhd.	146,900	229,316
	CAB Cakaran Corp. Bhd.	62,400	10,388
	Cahya Mata Sarawak Bhd.	236,100	54,304
	Carlsberg Brewery Malaysia Bhd., Class B	30,900	120,925
	CELCOMDIGI Bhd.	359,400	311,966
*	Chin Hin Group Bhd.	12,400	15,286
	CIMB Group Holdings Bhd.	655,212	905,522
*	Coastal Contracts Bhd.	48,000	15,037
	CTOS Digital Bhd.	82,600	24,370
	D&O Green Technologies Bhd.	111,000	76,942
# *	Dagang NeXchange Bhd.	563,800	46,490
#	Datasonic Group Bhd.	240,800	23,145
	Dayang Enterprise Holdings Bhd.	142,800	77,844
	Dialog Group Bhd.	217,000	109,313
#	DRB-Hicom Bhd.	256,800	75,187
#	Duopharma Biotech Bhd.	97,044	23,980
*	Eastern & Oriental Bhd.	294,300	62,696
#	Eco World Development Group Bhd.	293,500	89,578
*	Ekovest Bhd.	555,500	51,532
	Farm Fresh Bhd.	141,300	43,496
	FGV Holdings Bhd.	92,800	26,782
#	Formosa Prosonic Industries Bhd.	33,000	19,878
	Fraser & Neave Holdings Bhd.	19,400	128,386
	Frontken Corp. Bhd.	246,600	202,911
	Gamuda Bhd.	197,373	219,387
	Gas Malaysia Bhd.	45,200	34,261
	Genting Bhd.	288,200	272,401
	Genting Malaysia Bhd.	559,100	308,414
	Genting Plantations Bhd.	66,000	83,672
#	Globetronics Technology Bhd.	52,400	13,788
*	Greatech Technology Bhd.	49,700	46,756
	Guan Chong Bhd.	59,400	34,073
	HAP Seng Consolidated Bhd.	41,500	38,508
	Hap Seng Plantations Holdings Bhd.	78,500	30,420
*	Hartalega Holdings Bhd.	173,400	101,554
	Heineken Malaysia Bhd.	24,100	117,351
# *	Hengyuan Refining Co. Bhd.	37,400	23,833
#	Hextar Global Bhd.	236,600	45,080

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hiap Teck Venture Bhd.	329,500	$27,569
#	Hibiscus Petroleum Bhd.	246,300	139,490
	Hong Leong Bank Bhd.	17,300	69,865
	Hong Leong Financial Group Bhd.	22,400	78,429
	Hong Leong Industries Bhd.	14,700	32,892
	IHH Healthcare Bhd.	162,700	215,707
	IJM Corp. Bhd.	381,900	192,961
	Inari Amertron Bhd.	254,500	164,087
	IOI Corp. Bhd.	204,200	173,817
	IOI Properties Group Bhd.	211,600	95,555
*	Iskandar Waterfront City Bhd.	140,100	21,883
# *	JAKS Resources Bhd.	248,000	7,000
	Jaya Tiasa Holdings Bhd.	166,100	43,416
	Keck Seng Malaysia Bhd.	18,200	22,017
	Kelington Group Bhd.	101,200	57,945
	Kenanga Investment Bank Bhd.	111,800	25,462
	Kerjaya Prospek Group Bhd.	76,800	28,970
	Kim Loong Resources Bhd.	27,400	12,745
	Kossan Rubber Industries Bhd.	306,600	141,281
	KPJ Healthcare Bhd.	381,500	161,118
*	KSL Holdings Bhd.	89,900	32,296
	Kuala Lumpur Kepong Bhd.	50,095	241,974
	Lagenda Properties Bhd.	49,100	15,198
	LBS Bina Group Bhd.	173,600	24,869
	Leong Hup International Bhd.	344,300	41,819
	Lii Hen Industries Bhd.	47,900	10,624
# * Ω	Lotte Chemical Titan Holding Bhd.	178,600	41,149
	LPI Capital Bhd.	41,600	104,570
#	Magnum Bhd.	186,600	44,905
#	Mah Sing Group Bhd.	389,600	101,776
#	Malakoff Corp. Bhd.	321,700	45,067
	Malayan Banking Bhd.	381,700	777,777
	Malayan Flour Mills Bhd.	89,300	12,336
	Malaysia Airports Holdings Bhd.	127,510	266,866
	Malaysia Building Society Bhd.	612,400	101,094
	Malaysia Smelting Corp. Bhd.	63,100	38,045
	Malaysian Pacific Industries Bhd.	21,200	134,007
	Malaysian Resources Corp. Bhd.	536,400	75,022
	Matrix Concepts Holdings Bhd.	263,450	100,912
#	Maxis Bhd.	254,300	195,324
	MBM Resources Bhd.	52,100	53,728
	Mega First Corp. Bhd.	143,500	140,346
	Mi Technovation Bhd.	31,700	12,396
	MISC Bhd.	77,300	128,803
	MKH Bhd.	32,700	9,175
	MKH Oil Palm East Kalimantan Sdn Bhd.	4,671	602
#	MNRB Holdings Bhd.	87,000	31,853
Ω	MR DIY Group M Bhd.	470,900	153,919
*	MSM Malaysia Holdings Bhd.	42,000	28,284
*	Muhibbah Engineering M Bhd.	69,150	13,669
	My EG Services Bhd.	844,363	165,045
	Nationgate Holdings Bhd.	116,600	42,215
	Nestle Malaysia Bhd.	6,800	181,027
*	Nylex Malaysia Bhd.	1,640	82
	Oriental Holdings Bhd.	45,800	65,461
	OSK Holdings Bhd.	140,700	42,976
#	Padini Holdings Bhd.	77,600	58,112
	Pantech Group Holdings Bhd.	133,700	29,925
	Pentamaster Corp. Bhd.	101,700	90,672

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Perak Transit Bhd.	192,900	$29,866
#	Petron Malaysia Refining & Marketing Bhd.	9,400	9,708
#	Petronas Chemicals Group Bhd.	198,300	281,401
	Petronas Dagangan Bhd.	30,600	139,008
	Petronas Gas Bhd.	32,700	123,235
	PIE Industrial Bhd.	23,800	28,477
	PPB Group Bhd.	52,800	173,943
	Press Metal Aluminium Holdings Bhd.	270,500	304,065
	Public Bank Bhd.	1,131,200	975,668
	QL Resources Bhd.	155,000	208,153
#	Ranhill Utilities Bhd.	113,600	26,555
	RCE Capital Bhd.	48,600	28,182
	RHB Bank Bhd.	222,039	255,590
	Sam Engineering & Equipment M Bhd.	20,000	20,535
	Sarawak Oil Palms Bhd.	85,000	54,234
	Scientex Bhd.	168,900	148,531
	SFP Tech Holdings Bhd.	55,100	8,803
	Sime Darby Bhd.	354,200	207,364
	Sime Darby Plantation Bhd.	282,800	264,095
#	Sime Darby Property Bhd.	603,500	123,394
	SKP Resources Bhd.	215,200	45,884
*	Solarvest Holdings Bhd.	59,800	19,270
	SP Setia Bhd. Group	442,500	134,743
#	Sports Toto Bhd.	160,262	47,301
#	Sunway Bhd.	226,300	166,531
	Sunway Construction Group Bhd.	48,800	30,950
	Supermax Corp. Bhd.	329,800	58,670
	Syarikat Takaful Malaysia Keluarga Bhd.	80,500	62,357
#	Ta Ann Holdings Bhd.	52,100	46,160
	Taliworks Corp. Bhd.	101,500	17,109
	Telekom Malaysia Bhd.	87,546	113,459
	Tenaga Nasional Bhd.	116,900	292,722
	Thong Guan Industries Bhd.	57,200	24,666
	TIME dotCom Bhd.	123,000	132,945
*	Top Glove Corp. Bhd.	992,700	182,830
# *	Tropicana Corp. Bhd.	139,700	43,820
#	TSH Resources Bhd.	228,300	54,448
	Uchi Technologies Bhd.	45,800	38,028
	UEM Sunrise Bhd.	390,700	87,079
	Unisem M Bhd.	114,600	87,349
	United Plantations Bhd.	28,300	149,508
#	UOA Development Bhd.	59,300	23,475
*	Uzma Bhd.	87,800	22,142
	Velesto Energy Bhd.	1,177,300	66,341
	ViTrox Corp. Bhd.	40,200	62,795
	VS Industry Bhd.	612,800	116,688
*	Wasco Bhd.	97,700	29,623
#	WCT Holdings Bhd.	117,700	12,916
	Wellcall Holdings Bhd.	44,800	14,620
	Westports Holdings Bhd.	63,800	52,261
*	Widad Group Bhd.	578,400	7,863
	Yinson Holdings Bhd.	305,640	156,814
	YTL Corp. Bhd.	517,300	334,458
#	YTL Power International Bhd.	166,500	159,615

TOTAL MALAYSIA			17,542,940

MEXICO — (2.9%)
#	Alpek SAB de CV	103,368	76,572
*	Alsea SAB de CV	133,113	557,139

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	America Movil SAB de CV, ADR	79,769	$1,520,397
	America Movil SAB de CV, Class B	1,099,652	1,047,609
	Arca Continental SAB de CV	30,569	297,397
*	Axtel SAB de CV	59,792	3,700
Ω	Banco del Bajio SA	270,785	1,000,896
#	Becle SAB de CV	48,723	99,006
#	Bolsa Mexicana de Valores SAB de CV	104,068	195,005
*	Cemex SAB de CV	682,754	540,042
*	Cemex SAB de CV, Sponsored ADR	87,921	695,455
	Cia Minera Autlan SAB de CV, Class B	74,569	43,529
	Coca-Cola Femsa SAB de CV, Sponsored ADR	323	32,025
	Coca-Cola Femsa SAB de CV	39,965	395,643
	Consorcio ARA SAB de CV	105,588	20,463
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	140,995	115,474
	Corp. Inmobiliaria Vesta SAB de CV	124,292	440,191
	El Puerto de Liverpool SAB de CV, Class C1	27,734	221,749
	Fomento Economico Mexicano SAB de CV	79,731	937,741
	GCC SAB de CV	40,866	460,265
	Genomma Lab Internacional SAB de CV, Class B	223,530	216,866
	Gentera SAB de CV	374,268	600,376
	Gruma SAB de CV, Class B	25,633	502,777
	Grupo Aeroportuario del Centro Norte SAB de CV	59,797	660,635
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,688	852,419
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,419	80,730
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,399	481,955
	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,811	131,232
#	Grupo Bimbo SAB de CV, Class A	169,457	708,463
	Grupo Carso SAB de CV	43,282	338,560
	Grupo Comercial Chedraui SA de CV	40,434	297,730
	Grupo Elektra SAB de CV	1,861	120,042
	Grupo Financiero Banorte SAB de CV, Class O	236,960	2,350,407
# *	Grupo Financiero Inbursa SAB de CV, Class O	138,709	382,263
	Grupo Herdez SAB de CV	28,850	81,393
	Grupo Industrial Saltillo SAB de CV	47,090	61,382
	Grupo Mexico SAB de CV, Class B	373,253	2,306,528
	Grupo Rotoplas SAB de CV	51,408	86,036
	Grupo Televisa SAB, Sponsored ADR	25,711	75,076
	Grupo Televisa SAB	262,795	154,479
* Ω	Grupo Traxion SAB de CV	72,217	121,242
*	Hoteles City Express SAB de CV	68,246	18,047
# *	Industrias Penoles SAB de CV	21,452	306,889
	Kimberly-Clark de Mexico SAB de CV, Class A	192,711	402,279
#	La Comer SAB de CV	118,821	254,209
	Megacable Holdings SAB de CV	221,791	647,348
# * Ω	Nemak SAB de CV	682,678	118,358
# *	Ollamani SAB	19,566	39,987
	Operadora De Sites Mexicanos SAB de CV, Class A	38,759	43,758
	Orbia Advance Corp. SAB de CV	320,715	524,954
	Promotora y Operadora de Infraestructura SAB de CV	45,293	453,677
	Qualitas Controladora SAB de CV	19,995	261,453
	Regional SAB de CV	77,768	699,382
# *	Sitios Latinoamerica SAB de CV	179,805	55,839
*	Vista Energy SAB de CV, ADR	14,088	607,897
	Wal-Mart de Mexico SAB de CV	260,522	971,022

TOTAL MEXICO			24,715,988

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	10,633
	Credicorp Ltd.	2,121	351,259

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PERU — (Continued)
	Intercorp Financial Services, Inc.	2,212	$47,160

TOTAL PERU			409,052

PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	186,300	29,057
	Aboitiz Equity Ventures, Inc.	97,600	71,086
	Aboitiz Power Corp.	103,200	66,168
	ACEN Corp.	1,330,987	95,504
	Alliance Global Group, Inc.	458,700	79,986
	Apex Mining Co., Inc.	806,000	45,679
*	Atlas Consolidated Mining & Development Corp.	193,200	15,030
	Ayala Corp.	19,920	211,742
	Ayala Land, Inc.	168,200	83,380
*	AyalaLand Logistics Holdings Corp.	199,500	6,605
	Bank of the Philippine Islands	178,911	394,823
	BDO Unibank, Inc.	225,326	577,516
*	Bloomberry Resorts Corp.	930,700	167,484
*	Cebu Air, Inc.	45,000	22,266
	Century Pacific Food, Inc.	243,900	160,025
	China Banking Corp.	76,200	51,586
*	Converge Information & Communications Technology Solutions, Inc.	663,900	107,808
	Cosco Capital, Inc.	304,100	24,515
	D&L Industries, Inc.	414,100	44,821
*	DITO CME Holdings Corp.	1,062,000	40,630
	DMCI Holdings, Inc.	555,800	106,417
	DoubleDragon Corp.	74,100	10,112
	East West Banking Corp.	63,100	10,184
	Emperador, Inc.	111,600	36,789
	Filinvest Land, Inc.	820,000	10,367
	First Philippine Holdings Corp.	7,400	8,355
	Ginebra San Miguel, Inc.	10,750	30,565
	Global Ferronickel Holdings, Inc.	454,000	14,717
	Globe Telecom, Inc.	4,894	150,278
	GT Capital Holdings, Inc.	18,870	208,555
	International Container Terminal Services, Inc.	65,650	375,479
	JG Summit Holdings, Inc.	226,620	132,317
	Jollibee Foods Corp.	46,940	190,861
	Keepers Holdings, Inc.	406,000	10,187
	LT Group, Inc.	446,600	78,502
	MacroAsia Corp.	129,600	10,213
	Manila Electric Co.	16,330	104,316
	Manila Water Co., Inc.	101,300	43,514
	Megaworld Corp.	2,427,000	76,829
	Metropolitan Bank & Trust Co.	308,800	373,647
Ω	Monde Nissin Corp.	139,400	25,706
	Nickel Asia Corp.	1,068,200	74,374
	Petron Corp.	604,000	31,337
	Philex Mining Corp.	244,200	12,802
*	Philippine National Bank	25,400	9,548
#	PLDT, Inc., Sponsored ADR	6,960	165,300
	PLDT, Inc.	2,345	54,611
	Puregold Price Club, Inc.	317,100	129,883
	Robinsons Land Corp.	507,800	136,873
	Robinsons Retail Holdings, Inc.	67,790	42,139
	San Miguel Corp.	78,500	142,548
	San Miguel Food & Beverage, Inc.	99,140	78,772
	Security Bank Corp.	97,890	120,902
	Semirara Mining & Power Corp.	233,300	132,979
*	Shell Pilipinas Corp.	73,700	13,704

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	SM Investments Corp.	7,930	$130,199
	SM Prime Holdings, Inc.	285,600	138,004
	Synergy Grid & Development Phils, Inc.	172,000	29,424
	Union Bank of the Philippines.	81,193	54,040
	Universal Robina Corp.	145,610	259,987
	Vista Land & Lifescapes, Inc.	439,000	11,394
	Wilcon Depot, Inc.	295,900	85,459

TOTAL PHILIPPINES			6,157,900

POLAND — (1.4%)
*	11 bit studios SA	100	13,727
	AB SA	2,183	47,201
*	Action SA	2,226	10,673
*	Agora SA	3,744	9,562
*	Alior Bank SA	27,038	688,800
* Ω	Allegro.eu SA	12,488	104,101
*	Amica SA	943	16,483
*	AmRest Holdings SE	18,081	117,157
	Arctic Paper SA	6,617	33,395
	ASBISc Enterprises PLC	12,354	74,518
	Asseco Poland SA	16,786	329,895
	Asseco South Eastern Europe SA	1,022	12,573
	Auto Partner SA	13,593	90,329
	Bank Handlowy w Warszawie SA	6,064	167,090
*	Bank Millennium SA	115,954	264,014
*	Bank Ochrony Srodowiska SA	4,752	18,569
	Bank Polska Kasa Opieki SA	19,489	806,850
	Benefit Systems SA	578	392,078
	BNPP Bank Polska SA	242	6,026
	Boryszew SA	16,052	24,466
	Budimex SA	2,021	341,879
*	CCC SA	4,923	114,115
	CD Projekt SA	2,615	76,076
	Celon Pharma SA	1,503	5,617
*	CI Games SA	24,604	8,920
	Cognor Holding SA	53,555	109,724
	ComArch SA	700	41,803
	Creepy Jar SA	50	7,154
	Cyber Folks SA	1,075	29,524
*	Cyfrowy Polsat SA	36,111	88,993
	Develia SA	62,393	102,031
* Ω	Dino Polska SA	4,766	456,595
	Dom Development SA	1,654	71,853
	Echo Investment SA	14,488	16,733
*	Enea SA	71,694	149,569
	Eurocash SA	14,818	49,817
*	Grenevia SA	89,097	53,295
*	Grupa Azoty SA	13,363	72,177
	Grupa Kety SA	2,138	443,025
	ING Bank Slaski SA	3,331	260,614
	Inter Cars SA	1,591	208,663
*	Jastrzebska Spolka Weglowa SA	16,853	126,876
	KGHM Polska Miedz SA	12,398	426,239
	KRUK SA	2,048	232,798
	LPP SA	103	396,879
	Lubelski Wegiel Bogdanka SA	6,646	46,869
*	mBank SA	1,943	326,305
	Mirbud SA	16,852	40,902
	Mo-BRUK SA	463	37,027

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Neuca SA	374	$84,006
	Orange Polska SA	70,326	135,943
	ORLEN SA	83,067	1,354,356
	PCC Rokita SA	522	13,074
*	Pepco Group NV	22,564	106,384
*	PGE Polska Grupa Energetyczna SA	117,615	175,304
*	PKP Cargo SA	10,488	31,075
	PlayWay SA	109	8,110
*	Polimex-Mostostal SA	22,675	19,505
	Powszechna Kasa Oszczednosci Bank Polski SA	37,180	552,016
	Powszechny Zaklad Ubezpieczen SA	55,961	704,319
	Santander Bank Polska SA	1,410	193,216
*	Selvita SA	2,243	38,487
	Stalexport Autostrady SA	14,168	10,191
	Synektik SA	972	30,974
*	Tauron Polska Energia SA	338,599	243,019
	TEN Square Games SA	459	9,735
	Text SA	2,478	54,869
*	Torpol SA	2,839	22,008
	Unimot SA	730	23,540
	Votum SA	1,901	20,991
	VRG SA	12,611	10,243
	Warsaw Stock Exchange	4,922	54,512
	Wirtualna Polska Holding SA	3,330	98,589
Ω	XTB SA	11,589	181,113
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	8,748
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	12,370

TOTAL POLAND			11,766,276

QATAR — (1.0%)
*	Aamal Co.	374,730	80,352
	Al Khaleej Takaful Group QSC	35,655	25,173
	Al Meera Consumer Goods Co. QSC	27,408	98,813
	Baladna	238,343	88,307
	Barwa Real Estate Co.	514,583	396,534
	Commercial Bank PSQC	500,490	570,475
	Doha Bank QPSC	598,827	245,838
	Doha Insurance Co. QSC	19,125	12,541
*	Estithmar Holding QPSC	282,260	158,802
	Gulf International Services QSC	287,763	218,292
	Gulf Warehousing Co.	113,976	103,481
	Industries Qatar QSC	40,052	134,374
*	Lesha Bank LLC	409,290	149,119
	Mannai Corp. QSC	54,198	57,279
	Masraf Al Rayan QSC	450,051	310,139
	Mazaya Real Estate Development QPSC	148,137	26,408
	Medicare Group	69,106	76,943
	Mesaieed Petrochemical Holding Co.	320,499	168,937
	Ooredoo QPSC	139,230	382,005
	Qatar Aluminum Manufacturing Co.	796,904	308,832
	Qatar Electricity & Water Co. QSC	46,588	195,440
	Qatar Fuel QSC	52,887	209,732
	Qatar Gas Transport Co. Ltd.	484,517	531,128
	Qatar Industrial Manufacturing Co. QSC	43,663	31,517
	Qatar Insurance Co. SAQ	392,785	244,082
	Qatar International Islamic Bank QSC	103,695	286,265
	Qatar Islamic Bank SAQ	49,599	249,082
	Qatar Islamic Insurance Group	6,853	15,911
	Qatar National Bank QPSC	527,665	2,008,972

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar National Cement Co. QSC	124,978	$122,490
	Qatar Navigation QSC	163,429	474,094
	QLM Life & Medical Insurance Co. WLL	21,504	11,336
	Salam International Investment Ltd. QSC	267,318	46,289
	United Development Co. QSC	515,111	155,393
	Vodafone Qatar QSC	645,856	314,120
	Zad Holding Co.	12,431	47,708

TOTAL QATAR			8,556,203

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	146,620	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
* ††	MMC Norilsk Nickel PJSC, ADR	12,635	0
* ††	Novatek PJSC, GDR	828	0
* ††	PhosAgro PJSC	29	0
* ††	Polyus PJSC, GDR	1,516	0
* ††	Rostelecom PJSC, Sponsored ADR	1,387	0
* ††	RusHydro PJSC, ADR	12,112	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
* ††	Severstal PAO, GDR	4,377	0
* ††	VTB Bank PJSC, GDR	49,902	0

SAUDI ARABIA — (4.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	69,336	48,326
	Abdullah Al Othaim Markets Co.	98,103	325,266
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	3,103	26,063
	ACWA Power Co.	4,810	511,454
	Advanced Petrochemical Co.	14,763	168,315
	Al Babtain Power & Telecommunication Co.	10,593	116,409
*	Al Gassim Investment Holding Co.	2,452	11,982
	Al Hammadi Holding	15,489	229,048
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,417	67,010
	Al Jouf Agricultural Development Co.	3,911	53,584
*	Al Jouf Cement Co.	14,040	42,948
*	Al Khaleej Training & Education Co.	7,024	61,597
	Al Masane Al Kobra Mining Co.	5,816	92,262
	Al Moammar Information Systems Co.	3,156	132,208
	Al Rajhi Bank	135,589	2,883,877
*	Al Rajhi Co. for Co-operative Insurance	3,770	132,593
*	Al Yamamah Steel Industries Co.	6,531	72,428
*	AlAbdullatif Industrial Investment Co.	6,507	30,235
	Alamar Foods	3,089	77,240
	Alandalus Property Co.	6,804	50,356
	Alaseel Co.	52,440	72,548
	Aldrees Petroleum & Transport Services Co.	8,111	362,066
*	Al-Etihad Cooperative Insurance Co.	8,968	63,125
	Alinma Bank	97,083	861,177
*	AlJazira Takaful Ta’awuni Co.	11,900	58,645
*	AlKhorayef Water & Power Technologies Co.	2,226	138,305
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,984	72,536
*	Allied Cooperative Insurance Group	4,285	21,468
	Almarai Co. JSC	37,685	570,093
	Almunajem Foods Co.	3,009	96,341
*	Alujain Corp	9,442	112,985
*	Amana Cooperative Insurance Co.	2,475	9,120
	Amlak International Finance Co.	7,288	27,742
*	Anaam International Holding Group Co.	78,575	22,615
	Arab National Bank	87,342	717,895
*	Arabia Insurance Cooperative Co.	9,492	41,740

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Cement Co.	11,248	$91,795
	Arabian Contracting Services Co.	3,558	207,243
	Arabian Internet & Communications Services Co.	3,473	321,180
*	Arabian Pipes Co.	1,162	56,397
*	Arabian Shield Cooperative Insurance Co.	11,435	69,025
	Arriyadh Development Co.	18,711	116,515
	Astra Industrial Group	7,542	349,154
	Ataa Educational Co.	4,542	85,836
	Baazeem Trading Co.	1,263	23,519
	Bank AlBilad	59,341	564,058
*	Bank Al-Jazira	149,400	644,064
	Banque Saudi Fransi	43,803	427,425
	Basic Chemical Industries Ltd.	4,011	37,008
*	Batic Investments & Logistic Co.	68,308	58,138
	Bawan Co.	6,695	84,427
	BinDawood Holding Co.	44,004	110,903
	Bupa Arabia for Cooperative Insurance Co.	9,227	593,982
*	Buruj Cooperative Insurance Co.	3,740	22,397
	Catrion Catering Holding Co.	8,947	301,051
	Cenomi Centers	25,007	166,801
*	Chubb Arabia Cooperative Insurance Co.	1,200	10,556
	City Cement Co.	18,824	104,084
	Co. for Cooperative Insurance	12,300	488,157
	Dallah Healthcare Co.	3,658	159,668
*	Dar Al Arkan Real Estate Development Co.	121,830	431,327
	Dr Sulaiman Al Habib Medical Services Group Co.	9,224	762,711
	East Pipes Integrated Co. for Industry	2,488	94,954
	Eastern Province Cement Co.	9,821	87,416
	Electrical Industries Co.	125,532	157,999
*	Emaar Economic City	109,650	226,593
	Etihad Etisalat Co.	80,665	1,116,577
*	Fawaz Abdulaziz Al Hokair & Co., Class C	10,826	33,143
	Fitaihi Holding Group	28,150	30,418
*	Gulf General Cooperative Insurance Co.	2,453	10,195
	Gulf Insurance Group	7,712	77,307
*	Gulf Union Cooperative Insurance Co.	10,968	67,089
	Hail Cement Co.	12,394	37,804
	Herfy Food Services Co.	6,415	54,496
	Jarir Marketing Co.	80,144	288,882
*	Jazan Development & Investment Co.	9,044	39,771
	L’Azurde Co. for Jewelry	12,476	51,392
	Leejam Sports Co. JSC	5,928	330,904
*	Liva Insurance Co.	3,797	20,704
	Maharah Human Resources Co.	38,950	65,381
*	Malath Cooperative Insurance Co.	4,401	23,104
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	11,110	80,160
*	Methanol Chemicals Co.	10,354	46,612
*	Middle East Healthcare Co.	6,795	164,400
	Middle East Paper Co.	7,554	85,434
*	Middle East Specialized Cables Co.	8,490	75,133
	Mobile Telecommunications Co. Saudi Arabia	169,460	545,484
	Mouwasat Medical Services Co.	13,929	498,137
	Nahdi Medical Co.	5,553	204,433
	Najran Cement Co.	23,442	62,135
*	Nama Chemicals Co.	4,507	37,928
*	National Agriculture Development Co.	37,980	354,296
	National Co. for Glass Industries	4,519	52,402
	National Co. for Learning & Education	2,017	81,037
	National Gas & Industrialization Co.	6,123	138,492

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Gypsum	2,758	$20,482
*	National Industrialization Co., Class C	84,121	313,018
	National Medical Care Co.	4,473	219,169
*	National Metal Manufacturing & Casting Co.	2,983	15,636
	Nayifat Finance Co.	12,643	47,802
	Northern Region Cement Co.	23,970	62,530
	Qassim Cement Co.	5,090	80,130
*	Rabigh Refining & Petrochemical Co.	110,733	222,001
	Retal Urban Development Co.	42,791	104,536
	Riyad Bank	129,361	953,834
	SABIC Agri-Nutrients Co.	31,718	977,403
	Sahara International Petrochemical Co.	70,173	641,365
*	Saudi Arabian Amiantit Co.	7,150	54,974
*	Saudi Arabian Cooperative Insurance Co.	5,370	28,282
*	Saudi Arabian Mining Co.	80,892	1,090,446
Ω	Saudi Arabian Oil Co.	192,944	1,546,004
	Saudi Aramco Base Oil Co.	2,761	111,230
	Saudi Automotive Services Co.	5,675	126,019
	Saudi Awwal Bank	70,115	760,881
	Saudi Basic Industries Corp.	46,294	1,043,018
	Saudi Cement Co.	16,125	197,417
	Saudi Ceramic Co.	9,878	92,851
	Saudi Chemical Co. Holding	105,570	226,146
	Saudi Electricity Co.	60,870	301,571
*	Saudi Ground Services Co.	6,941	100,928
	Saudi Industrial Investment Group	92,506	571,103
	Saudi Investment Bank	65,504	294,239
*	Saudi Kayan Petrochemical Co.	132,092	329,658
	Saudi Marketing Co.	7,790	54,106
	Saudi National Bank	251,689	2,519,522
	Saudi Paper Manufacturing Co.	3,005	60,620
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	13,292	131,958
*	Saudi Printing & Packaging Co., Class C	9,105	37,097
*	Saudi Public Transport Co.	16,421	88,441
*	Saudi Real Estate Co.	26,791	160,934
*	Saudi Reinsurance Co.	11,247	82,170
*	Saudi Research & Media Group	7,003	447,660
*	Saudi Steel Pipe Co.	3,936	86,199
	Saudi Tadawul Group Holding Co.	1,423	100,433
	Saudi Telecom Co.	244,165	2,450,019
*	Saudi Vitrified Clay Pipe Co. Ltd.	1,786	21,488
	Saudia Dairy & Foodstuff Co.	2,958	288,170
	Savola Group	54,317	729,892
*	Scientific & Medical Equipment House Co.	3,501	48,812
*	Seera Group Holding	39,310	286,133
	SHL Finance Co.	6,608	28,506
*	Sinad Holding Co.	19,735	69,933
	Southern Province Cement Co.	13,130	139,661
	Sumou Real Estate Co.	2,625	43,647
	Sustained Infrastructure Holding Co.	14,888	150,360
*	Tabuk Cement Co.	11,658	40,427
*	Taiba Investments Co.	12,590	142,056
*	Takween Advanced Industries Co.	2,600	9,748
	Tanmiah Food Co.	1,617	60,101
	Theeb Rent A Car Co.	4,982	90,718
*	Umm Al-Qura Cement Co.	8,786	39,128
	United Electronics Co.	9,127	240,846
	United International Transportation Co.	8,624	191,933
	United Wire Factories Co.	2,541	22,422

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Walaa Cooperative Insurance Co.	13,717	$111,910
*	Wataniya Insurance Co.	5,132	41,567
	Yamama Cement Co.	24,392	225,557
	Yanbu Cement Co.	17,930	139,737
	Yanbu National Petrochemical Co.	24,849	256,802
	Zahrat Al Waha For Trading Co., Class C	3,607	41,373
*	Zamil Industrial Investment Co.	6,599	35,887

TOTAL SAUDI ARABIA			40,157,881

SOUTH AFRICA — (3.4%)
#	Absa Group Ltd.	120,761	931,197
	Adcock Ingram Holdings Ltd.	18,446	54,297
	Advtech Ltd.	132,079	200,877
	AECI Ltd.	36,479	181,661
	African Rainbow Minerals Ltd.	28,980	299,367
	Afrimat Ltd.	22,835	77,829
	Alexander Forbes Group Holdings Ltd.	90,998	30,778
	Altron Ltd., Class A	16,149	9,754
	Anglo American Platinum Ltd.	6,526	227,333
	Aspen Pharmacare Holdings Ltd.	51,467	613,122
*	Astral Foods Ltd.	11,903	93,640
*	Aveng Ltd.	15,616	5,208
#	AVI Ltd.	78,214	360,068
	Barloworld Ltd.	54,569	250,741
	Bid Corp. Ltd.	23,618	540,052
	Bidvest Group Ltd.	41,306	538,673
*	Blue Label Telecoms Ltd.	144,432	32,862
	Capitec Bank Holdings Ltd.	4,309	533,294
	Cashbuild Ltd.	3,765	30,903
	Caxton & CTP Publishers & Printers Ltd.	20,139	11,071
	City Lodge Hotels Ltd.	120,852	26,620
	Clicks Group Ltd.	32,264	501,989
	Coronation Fund Managers Ltd.	45,339	73,394
	Curro Holdings Ltd.	25,363	14,473
	DataTec Ltd.	68,494	132,434
Ω	Dis-Chem Pharmacies Ltd.	113,959	198,372
	Discovery Ltd.	73,717	469,626
	DRDGOLD Ltd., Sponsored ADR	4,527	35,311
	DRDGOLD Ltd.	50,000	39,647
	Exxaro Resources Ltd.	49,877	477,876
	Famous Brands Ltd.	13,697	40,012
	FirstRand Ltd.	560,118	1,933,611
	Foschini Group Ltd.	105,897	559,114
#	Gold Fields Ltd., Sponsored ADR	92,937	1,502,791
	Grindrod Ltd.	157,920	108,898
	Harmony Gold Mining Co. Ltd., Sponsored ADR	123,974	1,062,457
	Hudaco Industries Ltd.	5,877	52,371
	Impala Platinum Holdings Ltd.	112,743	501,882
	Investec Ltd.	27,897	177,991
	Invicta Holdings Ltd.	5,930	8,230
	Italtile Ltd.	91,479	46,132
	JSE Ltd.	12,081	55,095
*	KAP Ltd.	794,852	108,449
	Kumba Iron Ore Ltd.	9,066	222,236
	Lewis Group Ltd.	6,515	15,258
	Life Healthcare Group Holdings Ltd.	329,754	188,141
	Merafe Resources Ltd.	305,519	20,298
*	Metair Investments Ltd.	44,283	27,563
	Momentum Metropolitan Holdings	615,004	669,418

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Motus Holdings Ltd.	59,181	$262,085
	Mpact Ltd.	18,342	24,848
	Mr Price Group Ltd.	63,525	588,527
	MTN Group Ltd.	245,304	1,175,695
*	MultiChoice Group	57,551	367,841
	Naspers Ltd., Class N	3,834	733,742
	Nedbank Group Ltd.	62,497	759,911
	NEPI Rockcastle NV	64,690	434,803
	Netcare Ltd.	369,706	223,883
	Ninety One Ltd.	55,749	115,300
	Northam Platinum Holdings Ltd.	75,125	497,754
	Oceana Group Ltd.	25,876	104,330
	Old Mutual Ltd.	1,338,872	786,651
	Omnia Holdings Ltd.	51,641	146,600
	OUTsurance Group Ltd.	16,389	35,233
Ω	Pepkor Holdings Ltd.	277,731	261,997
	Pick n Pay Stores Ltd.	63,042	67,462
*	PPC Ltd.	369,059	63,809
	PSG Financial Services Ltd.	195,240	156,580
	Raubex Group Ltd.	35,561	57,342
	Reunert Ltd.	46,910	164,658
	Sanlam Ltd.	160,060	578,998
	Santam Ltd.	12,267	195,603
	Sappi Ltd.	209,096	561,716
	Sasol Ltd.	64,243	451,327
	Shoprite Holdings Ltd.	54,130	722,219
	Sibanye Stillwater Ltd.	298,002	340,125
	Sibanye Stillwater Ltd., ADR	52,104	242,284
*	Southern Sun Ltd.	157,268	43,110
*	SPAR Group Ltd.	43,621	224,743
	Stadio Holdings Ltd.	45,933	11,477
	Standard Bank Group Ltd.	149,289	1,401,938
	Sun International Ltd.	42,558	83,097
	Super Group Ltd.	145,555	215,483
*	Telkom SA SOC Ltd.	117,973	148,889
	Thungela Resources Ltd.	51,570	361,712
	Tiger Brands Ltd.	34,675	377,181
*	Transaction Capital Ltd.	153,674	22,193
	Truworths International Ltd.	103,013	411,810
	Tsogo Sun Ltd.	98,749	59,196
	Vodacom Group Ltd.	78,168	374,062
*	We Buy Cars Pty. Ltd.	50,218	53,336
	Wilson Bayly Holmes-Ovcon Ltd.	13,312	98,364
	Woolworths Holdings Ltd.	157,291	503,683
*	Zeda Ltd.	59,300	37,037

TOTAL SOUTH AFRICA			28,841,050

SOUTH KOREA — (15.5%)
	ABco Electronics Co. Ltd.	1,653	14,394
*	ADTechnology Co. Ltd.	1,694	47,678
	Advanced Nano Products Co. Ltd.	189	15,795
	Advanced Process Systems Corp.	3,818	95,650
	Aekyung Chemical Co. Ltd.	4,972	44,488
	Aekyung Industrial Co. Ltd.	3,379	50,498
*	Agabang&Company	5,953	21,815
	Ahnlab, Inc.	1,279	58,494
*	Air Busan Co. Ltd.	13,037	25,383
	AJ Networks Co. Ltd.	5,698	19,738
	Ajin Industrial Co. Ltd.	11,638	33,353

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	AK Holdings, Inc.	670	$7,333
*	Alteogen, Inc.	1,275	162,428
*	ALUKO Co. Ltd.	23,633	56,461
*	Amicogen, Inc.	2,312	12,757
*	Aminologics Co. Ltd.	6,820	7,348
*	Amo Greentech Co. Ltd.	1,794	13,419
	Amorepacific Corp.	1,241	151,260
	Amorepacific Group	3,225	77,855
*	Amotech Co. Ltd.	1,618	8,688
*	Anam Electronics Co. Ltd.	20,529	27,709
*	Ananti, Inc.	23,532	107,909
*	Anapass, Inc.	1,198	18,504
*	Anterogen Co. Ltd.	1,345	13,944
*	Aprogen, Inc.	14,898	16,909
*	APS, Inc.	3,191	16,562
*	Aroot Co. Ltd.	29,341	8,322
	Asia Cement Co. Ltd.	4,821	35,207
	ASIA Holdings Co. Ltd.	283	48,434
	Asia Pacific Satellite, Inc.	1,665	20,885
	Asia Paper Manufacturing Co. Ltd.	6,915	42,395
	Atinum Investment Co. Ltd.	13,565	27,458
	AUK Corp.	4,205	6,642
	Avaco Co. Ltd.	1,995	26,101
	Baiksan Co. Ltd.	6,306	62,607
*	Beno Tnr, Inc.	3,933	11,938
	BGF Co. Ltd.	7,049	19,177
	BGF retail Co. Ltd.	1,999	188,457
	BGFecomaterials Co. Ltd.	9,172	26,503
	BH Co. Ltd.	10,562	131,974
*	BHI Co. Ltd.	4,074	25,420
*	Binex Co. Ltd.	4,432	44,573
	Binggrae Co. Ltd.	1,853	95,405
	Bio Plus Co. Ltd.	9,528	44,160
*	Biodyne Co. Ltd.	3,385	22,083
*	Bioneer Corp.	2,357	51,410
	BIT Computer Co. Ltd.	5,021	21,912
*	BNC Korea Co. Ltd.	13,665	63,349
	BNK Financial Group, Inc.	53,468	322,811
	Boditech Med, Inc.	3,922	45,027
	BoKwang Industry Co. Ltd.	3,237	12,603
	Boryung	8,452	67,860
	Brand X Co. Ltd.	2,076	7,472
*	Bubang Co. Ltd.	6,185	8,821
*	Bukwang Pharmaceutical Co. Ltd.	4,963	22,764
*	BusinessOn Communication Co. Ltd.	1,866	19,269
	BYC Co. Ltd.	610	17,213
	Byucksan Corp.	7,190	11,657
*	C&C International Corp.	770	46,900
*	Cafe24 Corp.	3,894	42,313
*	CammSys Corp.	13,155	13,349
	Cape Industries Ltd.	6,603	26,900
	Caregen Co. Ltd.	3,632	57,197
*	Celltrion Pharm, Inc.	1,744	120,391
	Celltrion, Inc.	10,066	1,366,747
*	Chabiotech Co. Ltd.	3,774	46,451
	Cheil Worldwide, Inc.	13,592	185,382
	Chemtronics Co. Ltd.	2,042	41,100
	Cheryong Electric Co. Ltd.	2,618	116,228
*	ChinHung International, Inc.	25,556	17,565

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Chips&Media, Inc.	3,062	$47,582
*	Choil Aluminum Co. Ltd.	26,827	45,806
	Chong Kun Dang Pharmaceutical Corp.	1,722	129,216
	Chongkundang Holdings Corp.	712	31,643
* ††	Chorokbaem Media Co. Ltd.	3,355	2,459
*	Chosun Refractories Co. Ltd.	74	877
*	Chunbo Co. Ltd.	228	12,673
*	CJ CGV Co. Ltd.	24,789	102,630
	CJ CheilJedang Corp.	2,180	528,403
	CJ Corp.	3,404	312,158
*	CJ ENM Co. Ltd.	3,698	202,315
	CJ Freshway Corp.	2,553	42,151
	CJ Logistics Corp.	2,366	208,718
*	CJ Seafood Corp.	3,549	7,062
*	CKD Bio Corp.	750	13,166
	Classys, Inc.	2,663	72,474
	CLIO Cosmetics Co. Ltd.	1,010	25,512
*	CMG Pharmaceutical Co. Ltd.	16,036	24,398
*	CoAsia Corp.	1,334	7,143
*	Com2uS Holdings Corp.	1,273	27,409
	Com2uS Corp.	2,623	75,294
*	Connectwave Co. Ltd.	2,818	36,305
*	ContentreeJoongAng Corp.	1,756	16,945
*	Corentec Co. Ltd.	1,315	8,746
	Cosmax, Inc.	1,923	194,014
*	Cosmecca Korea Co. Ltd.	1,005	25,769
*	CosmoAM&T Co. Ltd.	2,096	226,365
*	Cosmochemical Co. Ltd.	2,432	55,604
	Coway Co. Ltd.	11,391	456,397
	COWELL FASHION Co. Ltd.	3,616	8,331
	Cowintech Co. Ltd.	1,863	30,962
	CR Holdings Co. Ltd.	1,168	5,091
*	Creative & Innovative System	4,673	38,360
	Creverse, Inc.	731	10,019
*	CrystalGenomics Invites Co. Ltd.	8,327	18,028
	CS Wind Corp.	2,913	109,152
*	CTC BIO, Inc.	2,105	12,344
*	Cube Entertainment, Inc.	1,822	19,296
	Cuckoo Holdings Co. Ltd.	3,529	49,948
	Cuckoo Homesys Co. Ltd.	3,103	51,788
*	Curexo, Inc.	1,919	16,804
	Cymechs, Inc.	857	12,993
	D.I Corp.	3,853	54,705
*	DA Technology Co. Ltd.	31,140	4,574
	Dae Won Kang Up Co. Ltd.	14,791	61,298
*	Daea TI Co. Ltd.	4,923	10,931
*	Daebo Magnetic Co. Ltd.	791	14,322
*	Daechang Co. Ltd.	20,462	23,367
	Daechang Forging Co. Ltd.	5,890	28,363
	Daedong Corp.	6,323	54,629
	Daeduck Co. Ltd.	7,633	34,712
	Daeduck Electronics Co. Ltd.	9,656	160,221
	Daehan Flour Mill Co. Ltd.	235	23,311
	Daehan New Pharm Co. Ltd.	3,261	18,830
	Daehan Steel Co. Ltd.	4,106	41,540
*	Dae-Il Corp.	11,490	48,627
*	Daejoo Electronic Materials Co. Ltd.	708	47,483
	Daejung Chemicals & Metals Co. Ltd., Class C	664	8,113
	Daesang Corp.	8,623	136,434

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daesang Holdings Co. Ltd.	5,289	$33,128
	Daesung Energy Co. Ltd.	2,796	17,716
*	Daesung Industrial Co. Ltd.	3,351	9,216
*	Daewon Cable Co. Ltd.	12,805	30,202
	Daewon Media Co. Ltd.	1,970	14,514
	Daewon Pharmaceutical Co. Ltd.	5,307	57,305
*	Daewoo Engineering & Construction Co. Ltd.	71,101	195,907
	Daewoong Co. Ltd.	6,923	94,118
	Daewoong Pharmaceutical Co. Ltd.	1,325	106,882
	Daihan Pharmaceutical Co. Ltd.	1,266	25,996
	Daishin Securities Co. Ltd.	7,693	87,159
*	Danal Co. Ltd.	17,708	49,668
	Daol Investment & Securities Co. Ltd.	13,713	31,461
	Daou Data Corp.	6,482	58,201
	Daou Technology, Inc.	8,116	115,440
*	Dasan Networks, Inc.	13,488	36,947
# *	Dawonsys Co. Ltd.	4,785	46,409
	DB Financial Investment Co. Ltd.	5,036	15,484
	DB HiTek Co. Ltd.	7,899	233,420
	DB Insurance Co. Ltd.	10,065	706,008
*	DB, Inc.	36,889	38,214
*	Dear U Co. Ltd.	2,872	54,731
	Dentium Co. Ltd.	1,651	154,036
	Deutsch Motors, Inc.	5,727	21,550
	Device ENG Co. Ltd.	1,138	13,967
*	Devsisters Co. Ltd.	803	27,682
*	Dexter Studios Co. Ltd.	2,247	11,365
	DGB Financial Group, Inc.	50,352	307,567
	DI Dong Il Corp.	3,106	57,157
	Digital Daesung Co. Ltd.	3,688	18,789
	Digital Imaging Technology Co. Ltd.	1,424	29,648
*	DIO Corp.	1,064	15,731
	Display Tech Co. Ltd.	1,563	5,570
*	DK Tech Co. Ltd.	1,922	12,021
	DL E&C Co. Ltd.	8,786	235,524
	DL Holdings Co. Ltd.	2,985	114,544
	DMS Co. Ltd.	7,061	32,109
	DN Automotive Corp.	1,461	88,172
	DNF Co. Ltd.	1,988	31,119
	Dohwa Engineering Co. Ltd.	3,144	16,908
	Dong-A Hwasung Co. Ltd.	2,008	10,256
	Dong-A Socio Holdings Co. Ltd.	876	69,862
	Dong-A ST Co. Ltd.	1,295	63,047
	Dongbang Transport Logistics Co. Ltd.	11,025	17,475
	Dongjin Semichem Co. Ltd.	5,066	156,625
	Dongkoo Bio & Pharma Co. Ltd.	6,563	31,616
	DongKook Pharmaceutical Co. Ltd.	5,995	71,154
	Dongkuk Holdings Co. Ltd.	5,615	34,009
	Dongkuk Industries Co. Ltd.	9,973	51,672
	Dongkuk Steel Mill Co. Ltd.	5,731	48,656
*	Dongkuk Structures & Construction Co. Ltd.	8,792	18,679
	Dongsuh Cos., Inc.	6,017	82,732
	Dongsung Chemical Co. Ltd.	11,003	36,556
	Dongsung Finetec Co. Ltd.	3,745	34,704
*	Dongsung Pharmaceutical Co. Ltd.	2,125	7,940
*	Dongwha Enterprise Co. Ltd.	876	35,684
	Dongwha Pharm Co. Ltd.	5,228	32,911
	Dongwon Development Co. Ltd.	10,063	19,592
	Dongwon F&B Co. Ltd.	2,160	60,638

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Metal Co. Ltd.	8,130	$9,997
	Dongwon Systems Corp.	1,774	54,598
	Dongwoon Anatech Co. Ltd.	4,302	62,896
	Dongyang E&P, Inc.	2,102	30,759
	Doosan Bobcat, Inc.	12,941	483,669
	Doosan Co. Ltd.	2,706	295,589
*	Doosan Enerbility Co. Ltd.	65,181	787,020
*	Doosan Fuel Cell Co. Ltd.	6,164	88,101
	Doosan Tesna, Inc.	2,816	98,189
	DoubleUGames Co. Ltd.	4,136	130,547
	Douzone Bizon Co. Ltd.	3,768	161,688
*	Dream Security Co. Ltd.	11,556	27,861
	Dreamtech Co. Ltd.	8,046	54,650
	DSC Investment, Inc.	3,625	9,518
*	DSK Co. Ltd.	1,675	7,855
	Duck Yang Industry Co. Ltd.	3,747	13,717
*	Duk San Neolux Co. Ltd.	1,056	29,092
*	Duksan Hi-Metal Co. Ltd.	5,257	27,783
*	Duksan Techopia Co. Ltd.	795	23,360
	Dukshinepc Co. Ltd.	12,812	16,591
	Duksung Co. Ltd.	3,459	21,966
	DY Corp.	4,514	18,815
	DY POWER Corp.	1,713	16,156
* ††	E Investment&Development Co. Ltd.	12,639	2,387
	E1 Corp.	759	37,669
	Easy Holdings Co. Ltd.	8,326	19,737
	EBEST Investment & Securities Co. Ltd.	4,859	17,466
	Echo Marketing, Inc.	3,697	36,556
* ††	Eco Volt Co. Ltd.	3,420	2,469
	Ecoplastic Corp.	9,019	29,867
# *	Ecopro BM Co. Ltd.	3,981	676,709
*	Ecopro Co. Ltd.	10,007	756,460
	Ecopro HN Co. Ltd.	2,161	106,158
	Elensys Co. Ltd.	3,753	17,484
	Elentec Co. Ltd.	7,098	40,121
	E-MART, Inc.	2,848	130,614
*	EMRO, Inc.	1,297	62,503
	EM-Tech Co. Ltd.	1,387	33,713
*	Enchem Co. Ltd.	468	95,738
	ENF Technology Co. Ltd.	3,819	76,577
*	Enzychem Lifesciences Corp.	21,385	30,326
	Eo Technics Co. Ltd.	706	119,856
*	Eoflow Co. Ltd.	3,244	9,980
*	Eubiologics Co. Ltd.	1,567	15,182
	Eugene Corp.	11,560	29,751
	Eugene Investment & Securities Co. Ltd.	18,568	58,249
	Eugene Technology Co. Ltd.	1,704	64,819
	Eusu Holdings Co. Ltd.	1,834	7,461
*	EV Advanced Material Co. Ltd.	13,265	24,226
*	E-World	14,494	20,541
*	Exem Co. Ltd.	12,943	24,330
	Exicon Co. Ltd.	875	13,117
	F&F Co. Ltd.	3,517	166,483
	F&F Holdings Co. Ltd.	2,675	29,081
	FarmStory Co. Ltd.	9,682	11,235
	Fila Holdings Corp.	9,291	273,505
*	Fine M-Tec Co. Ltd.	2,190	13,557
	Fine Semitech Corp.	1,154	27,270
*	Flask Co. Ltd.	16,391	9,357

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Foosung Co. Ltd.	6,078	$33,821
	Fursys, Inc.	253	6,898
	Gabia, Inc.	1,031	13,237
*	GAEASOFT	3,256	17,743
*	GAMSUNG Corp. Co. Ltd.	11,618	26,824
*	Gaon Cable Co. Ltd.	1,182	42,022
	GC Cell Corp.	2,134	59,089
*	GemVax & Kael Co. Ltd.	1,307	11,114
*	Gemvaxlink Co. Ltd.	13,357	29,277
*	GeneOne Life Science, Inc.	10,305	18,271
*	Genexine, Inc.	9,505	51,373
*	Genie Music Corp.	8,572	19,352
*	GENOLUTION, Inc.	2,468	7,192
*	Genomictree, Inc.	1,776	28,161
	Geumhwa PSC Co. Ltd.	926	18,792
	Global Standard Technology Co. Ltd.	2,576	89,350
*	Global Tax Free Co. Ltd.	5,460	18,188
*	GnBS eco Co. Ltd.	3,145	13,243
	GnCenergy Co. Ltd.	4,142	23,438
	GOLFZON Co. Ltd.	1,588	89,354
	Golfzon Newdin Holdings Co. Ltd.	6,991	19,463
	Gradiant Corp.	2,575	30,158
	Grand Korea Leisure Co. Ltd.	8,227	84,285
	Green Cross Corp.	1,155	94,896
	Green Cross Holdings Corp.	7,420	85,831
	Green Cross Wellbeing Corp.	2,779	20,484
*	GS Engineering & Construction Corp.	17,178	203,630
	GS Global Corp.	13,382	23,772
	GS Holdings Corp.	12,042	389,339
	GS Retail Co. Ltd.	11,233	161,022
	Gwangju Shinsegae Co. Ltd.	821	18,473
	HAESUNG DS Co. Ltd.	2,562	91,658
	Haesung Industrial Co. Ltd.	3,320	17,854
	Han Kuk Carbon Co. Ltd.	8,095	66,268
	Hana Financial Group, Inc.	43,015	1,814,235
	Hana Materials, Inc.	1,848	71,256
	Hana Micron, Inc.	8,702	168,656
	Hana Pharm Co. Ltd.	2,116	20,306
*	Hana Technology Co. Ltd.	567	24,230
	Hana Tour Service, Inc.	2,739	122,501
*	Hanall Biopharma Co. Ltd.	1,468	38,032
*	Hancom WITH, Inc.	7,274	16,738
	Hancom, Inc.	3,601	61,720
	Handok, Inc.	1,224	12,226
	Handsome Co. Ltd.	4,762	67,426
	Hanil Cement Co. Ltd.	7,261	68,559
	Hanil Feed Co. Ltd.	4,094	14,810
	Hanil Holdings Co. Ltd.	4,735	43,228
	Hanil Hyundai Cement Co. Ltd.	1,730	18,713
	Hanjin Kal Corp.	2,099	90,085
	Hanjin Transportation Co. Ltd.	2,444	36,693
	Hankook Shell Oil Co. Ltd.	110	21,483
	Hankook Tire & Technology Co. Ltd.	15,674	665,083
	Hanmi Pharm Co. Ltd.	1,030	234,523
	Hanmi Science Co. Ltd.	2,847	69,554
	Hanmi Semiconductor Co. Ltd.	4,048	385,477
	HanmiGlobal Co. Ltd.	4,150	48,615
	Hannong Chemicals, Inc.	1,442	18,680
	Hanon Systems	44,205	177,035

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansae Co. Ltd.	5,378	$83,721
	Hanshin Machinery Co.	5,550	18,107
	Hansol Chemical Co. Ltd.	1,303	180,732
	Hansol Holdings Co. Ltd.	4,690	9,543
*	Hansol IONES Co. Ltd.	2,896	26,500
	Hansol Paper Co. Ltd.	5,114	39,810
	Hansol Technics Co. Ltd.	7,244	29,195
	Hanssem Co. Ltd.	686	27,870
*	Hansung Cleantech Co. Ltd.	8,553	15,674
	Hanwha Aerospace Co. Ltd.	3,525	535,435
	Hanwha Corp.	8,935	175,343
*	Hanwha Engine	3,339	30,643
*	Hanwha Galleria Corp.	32,339	32,533
	Hanwha General Insurance Co. Ltd.	16,474	59,914
*	Hanwha Investment & Securities Co. Ltd.	32,306	78,569
	Hanwha Life Insurance Co. Ltd.	68,734	145,798
*	Hanwha Ocean Co. Ltd.	2,736	63,000
	Hanwha Solutions Corp.	21,850	397,675
	Hanwha Systems Co. Ltd.	6,327	89,404
*	Hanyang Digitech Co. Ltd.	1,331	27,384
	Hanyang Eng Co. Ltd.	3,418	50,081
	Harim Co. Ltd.	22,149	48,868
	Harim Holdings Co. Ltd.	18,849	89,556
	HB SOLUTION Co. Ltd.	5,281	24,033
	HB Technology Co. Ltd.	17,460	44,060
	HD Hyundai Co. Ltd.	8,954	433,490
	HD Hyundai Construction Equipment Co. Ltd.	4,758	187,063
	HD Hyundai Electric Co. Ltd.	2,580	455,150
*	HD Hyundai Energy Solutions Co. Ltd.	1,525	26,065
*	HD Hyundai Heavy Industries Co. Ltd.	830	82,087
	HD Hyundai Infracore Co. Ltd.	48,170	286,576
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,480	328,569
	HDC Holdings Co. Ltd.	9,993	63,296
	HDC Hyundai Development Co-Engineering & Construction, Class E	10,333	131,050
	Hecto Financial Co. Ltd.	805	10,508
	Hecto Innovation Co. Ltd.	2,910	27,859
	Heerim Architects & Planners	2,930	13,594
*	Helixmith Co. Ltd.	7,814	24,834
*	Heung-A Shipping Co. Ltd.	9,566	17,696
	HFR, Inc.	2,822	31,514
	Hite Jinro Co. Ltd.	9,183	139,230
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	9,234
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	10,162
	HK inno N Corp.	4,400	122,910
	HL Holdings Corp.	2,259	55,347
	HL Mando Co. Ltd.	12,078	340,625
*	HLB Biostep Co. Ltd.	2,130	5,700
*	HLB Life Science Co. Ltd.	4,658	57,624
*	HLB Therapeutics Co. Ltd.	4,624	37,472
*	HLB, Inc.	3,497	279,410
	HMM Co. Ltd.	29,994	342,445
	Home Center Holdings Co. Ltd.	25,407	20,935
*	Homecast Co. Ltd.	5,233	10,906
	Hotel Shilla Co. Ltd.	5,030	215,475
	HS Industries Co. Ltd.	6,323	18,713
*	Hugel, Inc.	870	133,012
*	Humasis Co. Ltd.	12,853	17,138
*	Humax Co. Ltd.	5,784	10,244
	Humedix Co. Ltd.	1,452	35,249

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Co. Ltd.	1,485	$36,892
	Huons Global Co. Ltd.	2,333	35,989
	Husteel Co. Ltd.	11,607	38,687
	Huvitz Co. Ltd.	1,378	12,939
	Hwa Shin Co. Ltd.	6,216	48,587
*	Hwail Pharm Co. Ltd.	4,900	5,674
	Hwangkum Steel & Technology Co. Ltd.	3,346	16,417
	Hwaseung Enterprise Co. Ltd.	3,556	24,134
	HYBE Co. Ltd.	810	117,496
	Hy-Lok Corp.	2,085	40,798
	Hyosung Advanced Materials Corp., Class C	593	156,460
	Hyosung Corp.	2,180	94,662
	Hyosung Heavy Industries Corp.	1,073	239,444
	Hyosung TNC Corp.	889	235,547
	Hyundai Autoever Corp.	1,036	114,338
	Hyundai Bioland Co. Ltd.	2,173	14,274
*	Hyundai BNG Steel Co. Ltd.	2,374	37,117
	Hyundai Corp.	3,396	41,984
	Hyundai Corp. Holdings, Inc.	1,349	10,639
	Hyundai Department Store Co. Ltd.	4,834	182,849
	Hyundai Elevator Co. Ltd.	5,247	152,964
	Hyundai Engineering & Construction Co. Ltd.	16,837	428,926
	Hyundai Ezwel Co. Ltd.	2,078	8,683
	Hyundai Futurenet Co. Ltd.	3,560	11,979
	Hyundai GF Holdings	9,217	32,187
	Hyundai Glovis Co. Ltd.	4,258	557,415
	Hyundai Green Food	4,599	40,396
	Hyundai Home Shopping Network Corp.	1,744	68,737
*	Hyundai Livart Furniture Co. Ltd.	1,211	6,655
	Hyundai Marine & Fire Insurance Co. Ltd.	13,620	307,459
*	Hyundai Mipo Dockyard Co. Ltd.	2,211	119,056
	Hyundai Mobis Co. Ltd.	4,773	780,859
	Hyundai Motor Co.	21,302	3,831,716
	Hyundai Motor Securities Co. Ltd.	4,693	30,143
	Hyundai Pharmaceutical Co. Ltd.	2,220	6,060
	Hyundai Rotem Co. Ltd.	9,935	266,366
	Hyundai Steel Co.	18,671	433,558
	Hyundai Wia Corp.	4,726	196,722
	HyVision System, Inc.	5,020	76,603
	i3system, Inc.	980	29,990
*	iA, Inc.	22,285	6,104
*	ICD Co. Ltd.	1,365	8,642
*	Icure Pharm, Inc.	11,284	15,397
*	II Dong Pharmaceutical Co. Ltd.	2,726	30,464
	IIjin Diamond Co. Ltd.	1,775	20,064
	IIjin Electric Co. Ltd.	6,672	105,551
	IIjin Holdings Co. Ltd.	4,268	13,207
*	IIjin Hysolus Co. Ltd.	1,135	19,057
	IIjin Power Co. Ltd.	2,512	22,901
	IIshin Spinning Co. Ltd.	4,566	29,669
	IIsung Pharmaceuticals Co. Ltd.	1,470	21,091
	IIyang Pharmaceutical Co. Ltd.	2,281	22,804
	iMarketKorea, Inc.	6,912	42,170
	InBody Co. Ltd.	2,313	49,611
	Incross Co. Ltd.	2,882	19,291
	Industrial Bank of Korea	52,328	526,081
*	Infinitt Healthcare Co. Ltd.	1,736	6,478
	Innocean Worldwide, Inc.	6,549	107,408
	InnoWireless Co. Ltd.	1,143	21,140

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Innox Advanced Materials Co. Ltd.	4,902	$113,278
*	Insun ENT Co. Ltd.	4,769	22,459
*	Insung Information Co. Ltd.	8,932	18,051
	Intellian Technologies, Inc.	1,734	79,346
	Intelligent Digital Integrated Security Co. Ltd.	1,117	14,878
*	Interflex Co. Ltd.	3,188	33,449
	Interojo Co. Ltd.	1,357	24,448
	INTOPS Co. Ltd.	4,045	77,602
	iNtRON Biotechnology, Inc.	2,094	10,481
	Inzi Controls Co. Ltd.	4,570	25,074
	IS Dongseo Co. Ltd.	5,464	105,615
	ISC Co. Ltd.	1,367	71,595
	i-SENS, Inc.	1,230	17,361
*	ISU Chemical Co. Ltd.	4,926	43,061
*	ISU Specialty Chemical	608	149,306
	IsuPetasys Co. Ltd.	8,553	239,928
*	ITCEN Co. Ltd.	2,463	9,083
*	ITEK, Inc.	4,340	23,848
*	ITM Semiconductor Co. Ltd.	834	11,786
*	Jahwa Electronics Co. Ltd.	1,347	24,540
	JASTECH Ltd.	4,431	28,019
	JB Financial Group Co. Ltd.	28,041	269,049
	JC Chemical Co. Ltd.	5,916	26,694
*	Jeisys Medical, Inc.	13,059	90,548
*	Jeju Air Co. Ltd.	7,917	63,869
*	Jeju Semiconductor Corp.	8,553	135,872
*	Jin Air Co. Ltd.	6,402	64,420
	Jinsung T.E.C	4,760	33,676
*	JNK Heaters Co. Ltd.	2,133	6,474
*	JNTC Co. Ltd.	4,923	71,947
*	JoyCity Corp.	11,704	20,888
	JS Corp.	1,365	18,559
	Jusung Engineering Co. Ltd.	8,449	209,262
	JVM Co. Ltd.	868	18,730
	JW Holdings Corp.	8,366	18,274
	JW Life Science Corp.	1,063	9,559
	JW Pharmaceutical Corp.	2,809	62,392
	JYP Entertainment Corp.	3,866	184,906
	K Car Co. Ltd.	3,260	31,184
	K Ensol Co. Ltd.	1,689	21,587
	Kakao Corp.	10,496	364,514
*	Kakao Games Corp.	9,323	145,600
	KakaoBank Corp.	11,586	207,805
*	Kakaopay Corp.	1,485	37,424
*	Kangstem Biotech Co. Ltd.	2,186	4,156
	Kangwon Land, Inc.	12,343	136,392
	KAON Group Co. Ltd.	1,821	7,326
	KB Financial Group, Inc.	52,610	2,853,403
	KC Co. Ltd.	1,613	25,498
	KC Tech Co. Ltd.	2,107	55,243
	KCC Corp.	967	175,048
	KCC Glass Corp.	3,404	98,580
	KCTC	5,481	16,156
	KEC Corp.	29,068	28,607
	KEPCO Engineering & Construction Co., Inc.	892	42,055
	KEPCO Plant Service & Engineering Co. Ltd.	8,646	219,381
	KG Chemical Corp.	16,990	69,793
	KG Dongbusteel	15,865	80,865
	KG Eco Solution Co. Ltd.	8,491	55,143

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
* ††	KG Mobility Co.	16,190	$71,706
	Kginicis Co. Ltd.	4,372	36,407
	KGMobilians Co. Ltd.	4,218	15,249
#	KH Vatec Co. Ltd.	6,218	69,026
	Kia Corp.	37,129	3,145,664
*	Kib Plug Energy	23,309	6,998
*	KidariStudio, Inc.	1,825	6,090
	KINX, Inc.	780	51,628
	KISCO Corp.	3,904	33,476
	KISCO Holdings Co. Ltd.	1,500	24,857
	KISWIRE Ltd.	3,062	56,839
	KIWOOM Securities Co. Ltd.	3,259	309,486
*	KMW Co. Ltd.	3,610	39,801
*	KNJ Co. Ltd.	870	12,149
*	KNW Co. Ltd.	3,609	19,896
	Koentec Co. Ltd.	4,885	24,699
	Koh Young Technology, Inc.	7,795	90,897
	Kolmar BNH Co. Ltd.	3,770	43,149
	Kolmar Holdings Co. Ltd.	4,264	25,945
	Kolmar Korea Co. Ltd.	3,718	134,225
	Kolon Corp.	2,058	24,354
	Kolon Global Corp.	338	2,060
	Kolon Industries, Inc.	6,026	173,454
*	Kolon Life Science, Inc.	569	9,192
	Kolon Mobility Group Corp.	4,131	9,987
	Kolon Plastic, Inc.	5,452	28,376
	KoMiCo Ltd.	973	63,686
	KONA I Co. Ltd.	1,584	20,093
	Korea Aerospace Industries Ltd.	9,988	371,904
	Korea Airport Service Co. Ltd.	331	16,864
	Korea Alcohol Industrial Co. Ltd.	4,444	34,073
	Korea Asset In Trust Co. Ltd.	25,123	55,890
*	Korea Circuit Co. Ltd.	2,773	31,640
# *	Korea Electric Power Corp., Sponsored ADR	22,118	169,203
*	Korea Electric Power Corp.	8,142	124,298
	Korea Electric Terminal Co. Ltd.	2,016	93,497
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	9,331
	Korea Export Packaging Industrial Co. Ltd.	7,092	13,871
	Korea Fuel-Tech Corp.	4,786	25,492
*	Korea Gas Corp.	2,838	56,462
*	Korea Information & Communications Co. Ltd.	4,961	31,730
	Korea Information Certificate Authority, Inc.	5,485	19,018
	Korea Investment Holdings Co. Ltd.	8,610	416,152
*	Korea Line Corp.	73,954	95,525
	Korea Movenex Co. Ltd.	7,558	27,749
	Korea Parts & Fasteners Co. Ltd.	2,318	7,712
	Korea Petrochemical Ind Co. Ltd.	859	84,221
	Korea Petroleum Industries Co.	2,564	28,901
	Korea Ratings Corp.	187	11,472
	Korea Real Estate Investment & Trust Co. Ltd.	38,569	28,267
	Korea United Pharm, Inc.	3,407	60,485
	Korea Zinc Co. Ltd.	776	258,496
	Korean Air Lines Co. Ltd.	38,175	575,685
	Korean Reinsurance Co.	41,125	243,076
	Kortek Corp.	1,475	8,484
*	KOSES Co. Ltd.	1,922	20,582
	KPX Chemical Co. Ltd.	267	8,768
*	Krafton, Inc.	4,520	777,922
	KSS LINE Ltd.	7,511	44,867

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Kt alpha Co. Ltd.	4,056	$14,936
	KT Skylife Co. Ltd.	8,062	32,469
	KT&G Corp.	12,731	820,332
	KTCS Corp.	13,776	31,738
	Ktis Corp.	3,971	8,184
	Kukdong Oil & Chemicals Co. Ltd.	7,190	20,288
*	Kum Yang Co. Ltd.	1,022	68,574
*	Kumho HT, Inc.	28,694	12,525
	Kumho Petrochemical Co. Ltd.	3,221	320,368
*	Kumho Tire Co., Inc.	35,691	180,721
*	KUMHOE&C Co. Ltd.	4,642	14,217
	Kumkang Kind Co. Ltd.	2,884	11,327
	Kwang Dong Pharmaceutical Co. Ltd.	10,579	52,123
	Kwang Myung Electric Co. Ltd.	12,333	23,691
	Kyeryong Construction Industrial Co. Ltd.	2,344	23,278
	Kyobo Securities Co. Ltd.	6,546	23,741
	Kyongbo Pharmaceutical Co. Ltd.	1,496	8,053
	Kyung Dong Navien Co. Ltd.	2,028	87,201
	Kyungdong Pharm Co. Ltd.	2,400	11,046
	Kyung-In Synthetic Corp.	5,621	13,906
	L&C Bio Co. Ltd.	1,035	15,101
*	L&F Co. Ltd.	847	99,082
*	LabGenomics Co. Ltd.	10,535	20,885
*	Lake Materials Co. Ltd.	8,827	144,487
*	LB Semicon, Inc.	8,752	46,189
	LEADCORP, Inc.	2,772	10,727
	Lee Ku Industrial Co. Ltd.	6,694	31,797
	LEENO Industrial, Inc.	1,349	240,358
	LF Corp.	4,409	49,131
	LG Chem Ltd.	7,336	2,107,986
	LG Corp.	8,155	465,307
*	LG Display Co. Ltd.	54,255	410,659
	LG Electronics, Inc.	22,263	1,482,762
	LG H&H Co. Ltd.	1,893	570,376
	LG HelloVision Co. Ltd.	17,581	42,817
	LG Innotek Co. Ltd.	2,994	475,904
	LG Uplus Corp.	56,297	399,849
	LIG Nex1 Co. Ltd.	1,889	218,691
*	LigaChem Biosciences, Inc.	915	44,784
	Lion Chemtech Co. Ltd.	3,258	7,122
	LOT Vacuum Co. Ltd.	1,947	27,804
	Lotte Chemical Corp.	1,339	103,474
	Lotte Chilsung Beverage Co. Ltd.	1,480	135,416
	Lotte Corp.	7,671	152,902
*	Lotte Data Communication Co.	2,142	46,843
	Lotte Energy Materials Corp.	5,094	165,699
	LOTTE Fine Chemical Co. Ltd.	5,553	180,238
*	Lotte Non-Life Insurance Co. Ltd.	14,588	36,512
	Lotte Rental Co. Ltd.	5,286	103,705
	Lotte Shopping Co. Ltd.	2,468	123,745
	Lotte Wellfood Co. Ltd.	1,009	97,641
	LS Corp.	4,132	408,273
	LS Eco Energy Ltd.	2,162	47,495
	LS Electric Co. Ltd.	3,394	428,323
	LS Marine Solution Co. Ltd.	4,223	34,503
*	LVMC Holdings	30,546	61,991
	LX Hausys Ltd.	2,108	65,543
	LX Holdings Corp.	11,895	59,900
	LX International Corp.	9,435	189,846

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LX Semicon Co. Ltd.	4,451	$234,313
	M.I.Tech Co. Ltd.	2,143	12,073
	Macquarie Korea Infrastructure Fund	38,204	347,896
	Macrogen, Inc.	1,693	24,764
	Maeil Dairies Co. Ltd.	1,774	52,095
	MAKUS, Inc.	3,327	29,461
* ††	Manho Rope & Wire Ltd.	286	3,659
	Mcnex Co. Ltd.	4,561	83,898
*	MDS Tech, Inc.	17,151	19,738
*	ME2ON Co. Ltd.	10,493	19,969
	Mediana Co. Ltd.	3,641	16,216
*	Medipost Co. Ltd.	6,446	33,021
	Medytox, Inc.	594	57,538
	Meerecompany, Inc.	533	11,422
	MegaStudy Co. Ltd.	1,099	8,832
	MegaStudyEdu Co. Ltd.	2,659	116,063
	Meritz Financial Group, Inc.	15,258	872,397
	META BIOMED Co. Ltd.	5,245	15,861
	Mgame Corp.	4,880	19,025
*	MiCo Ltd.	4,582	34,941
*	Mirae Asset Life Insurance Co. Ltd.	18,304	65,997
	Mirae Asset Securities Co. Ltd.	27,922	152,177
*	Mirae Asset Venture Investment Co. Ltd.	5,885	24,067
	Miwon Commercial Co. Ltd.	251	35,345
	Miwon Specialty Chemical Co. Ltd.	325	32,589
	MK Electron Co. Ltd.	5,111	43,244
*	MNTech Co. Ltd.	3,318	39,989
*	Mobase Electronics Co. Ltd.	12,447	16,778
	Modetour Network, Inc.	2,818	34,084
	Moorim P&P Co. Ltd.	2,932	6,580
	Motonic Corp.	1,465	8,714
*	Motrex Co. Ltd.	5,448	56,508
	mPlus Corp.	2,805	20,951
	MS Autotech Co. Ltd.	9,190	30,477
	Multicampus Co. Ltd.	345	8,790
	Myoung Shin Industrial Co. Ltd.	9,693	102,047
*	N2tech Co. Ltd.	19,675	9,396
	Namhae Chemical Corp.	3,990	20,620
*	Namsun Aluminum Co. Ltd.	24,969	34,528
*	Namuga Co. Ltd.	1,877	19,434
	Namyang Dairy Products Co. Ltd.	86	32,086
	Nasmedia Co. Ltd.	595	8,104
*	Nature & Environment Co. Ltd.	15,071	11,317
	Nature Holdings Co. Ltd.	2,830	28,906
	NAVER Corp.	2,455	323,813
	NCSoft Corp.	1,451	183,334
	NeoPharm Co. Ltd.	876	16,413
	Neowiz	2,793	43,616
*	Nepes Ark Corp.	2,429	49,777
*	NEPES Corp.	3,519	44,694
*	Neptune Co.	4,171	18,340
* Ω	Netmarble Corp.	2,558	102,421
	New Power Plasma Co. Ltd.	7,038	28,859
	Nexen Corp.	6,627	20,472
	Nexen Tire Corp.	12,451	83,654
*	Nexon Games Co. Ltd.	5,568	53,796
*	Next Entertainment World Co. Ltd.	1,627	3,749
	NEXTIN, Inc.	2,178	102,491
	NH Investment & Securities Co. Ltd., Class C	31,759	285,468

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	NHN Corp.	4,774	$81,469
	NHN KCP Corp.	5,041	42,245
	NI Steel Co. Ltd.	4,723	15,809
	NICE Holdings Co. Ltd.	5,885	52,255
	Nice Information & Telecommunication, Inc.	1,579	25,539
	NICE Information Service Co. Ltd.	7,223	55,182
	NICE Total Cash Management Co. Ltd., Class C.	2,475	10,592
	Nong Shim Holdings Co. Ltd.	533	25,647
	NongShim Co. Ltd.	804	230,860
	NOROO Paint & Coatings Co. Ltd.	5,290	36,024
	NOVAREX Co. Ltd.	5,483	40,976
	OCI Co. Ltd.	1,636	110,741
	OCI Holdings Co. Ltd.	4,073	277,503
	OptoElectronics Solutions Co. Ltd.	883	8,029
	Orion Corp.	5,554	371,695
	Orion Holdings Corp.	6,422	68,265
* ††	Osung Advanced Materials Co. Ltd.	9,664	9,717
	Ottogi Corp.	566	170,146
*	P&H Tech Co. Ltd.	1,620	18,753
	Paik Kwang Industrial Co. Ltd.	4,701	26,681
	Pan Ocean Co. Ltd.	72,910	215,548
	Pang Rim Co. Ltd.	5,498	8,434
	Paradise Co. Ltd.	13,980	151,453
	Park Systems Corp.	1,087	115,604
	Partron Co. Ltd.	13,406	77,512
	Paseco Co. Ltd.	1,000	6,577
*	Pearl Abyss Corp.	1,782	40,948
*	Pemtron Corp.	2,730	16,680
*	People & Technology, Inc.	4,229	121,277
	PHA Co. Ltd.	2,750	22,288
	PharmaResearch Co. Ltd.	1,577	144,448
*	PharmGen Science, Inc.	1,673	6,411
*	Pharmicell Co. Ltd.	4,555	19,296
*	PHC Co. Ltd.	1,215	8,791
*	Philenergy Co. Ltd.	136	2,453
	Philoptics Co. Ltd.	2,005	42,820
*	PI Advanced Materials Co. Ltd.	3,280	49,512
*	Pond Group Co. Ltd.	2,084	9,045
	Poongsan Corp.	5,503	257,139
	Poongsan Holdings Corp.	2,082	45,757
	Posco DX Co. Ltd.	5,440	158,090
	POSCO Future M Co. Ltd.	374	75,240
	POSCO Holdings, Inc.	6,756	1,950,328
	Posco International Corp.	8,498	280,277
	Posco M-Tech Co. Ltd.	1,400	20,495
	POSCO Steeleon Co. Ltd.	819	27,247
*	Power Logics Co. Ltd.	3,293	18,881
	Protec Co. Ltd.	1,282	35,475
	PSK, Inc.	4,409	93,216
	Pulmuone Co. Ltd.	2,957	26,182
	Pumtech Korea Co. Ltd.	1,199	23,107
*	Rainbow Robotics	329	41,542
*	Ray Co. Ltd.	2,122	20,371
	Rayence Co. Ltd.	1,013	6,290
*	Refine Co. Ltd.	2,898	22,067
	Reyon Pharmaceutical Co. Ltd.	2,064	20,443
	RFHIC Corp.	2,728	30,706
*	RFTech Co. Ltd.	6,418	17,927
	S&S Tech Corp.	3,214	96,611

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	S-1 Corp.	3,791	$163,285
	Sajo Industries Co. Ltd.	304	8,059
	Sajodaerim Corp.	737	20,264
	Sajodongaone Co. Ltd.	12,597	9,122
*	Sam Chun Dang Pharm Co. Ltd.	898	67,594
	Sam Young Electronics Co. Ltd.	2,072	16,388
	Sam Yung Trading Co. Ltd.	3,091	29,700
	Sam-A Aluminum Co. Ltd.	398	22,261
	Sambo Motors Co. Ltd.	4,739	17,738
*	Sambu Engineering & Construction Co. Ltd.	15,885	18,151
	Samchully Co. Ltd.	401	26,629
	SAMHWA Paints Industrial Co. Ltd.	5,105	28,930
	Samick THK Co. Ltd.	1,032	10,246
*	Samil Pharmaceutical Co. Ltd.	2,221	14,831
	Samji Electronics Co. Ltd.	1,801	11,950
	Samjin Pharmaceutical Co. Ltd.	1,982	28,305
*	Samkee Corp.	7,045	9,628
	Sammok S-Form Co. Ltd.	925	13,131
	SAMPYO Cement Co. Ltd.	3,599	7,638
* Ω	Samsung Biologics Co. Ltd.	1,342	754,281
	Samsung C&T Corp.	8,847	954,001
	Samsung Card Co. Ltd.	5,831	164,246
	Samsung Electro-Mechanics Co. Ltd.	7,862	876,955
	Samsung Electronics Co. Ltd.	304,870	16,946,698
	Samsung Electronics Co. Ltd., GDR.	3,955	5,572,595
*	Samsung Engineering Co. Ltd.	30,291	574,297
	Samsung Fire & Marine Insurance Co. Ltd.	5,581	1,249,170
*	Samsung Heavy Industries Co. Ltd.	40,386	273,633
	Samsung Life Insurance Co. Ltd.	6,592	415,381
*	Samsung Pharmaceutical Co. Ltd.	8,615	10,658
	Samsung Publishing Co. Ltd.	1,438	19,116
	Samsung SDI Co. Ltd.	6,994	2,164,426
	Samsung SDS Co. Ltd.	5,250	603,116
	Samsung Securities Co. Ltd.	14,651	400,791
	SAMT Co. Ltd.	16,817	44,509
	Samwha Capacitor Co. Ltd.	1,512	54,352
	Samyang Corp.	1,318	48,041
	Samyang Foods Co. Ltd.	812	172,788
	Samyang Holdings Corp.	830	41,785
	Samyang Packaging Corp.	1,489	18,442
	Samyang Tongsang Co. Ltd.	397	14,348
	Samyoung Co. Ltd.	3,726	10,359
	Sang-A Frontec Co. Ltd.	2,092	34,189
*	Sangbo Corp.	5,925	7,760
	Sangsin Energy Display Precision Co. Ltd.	2,849	32,977
	Saramin Co. Ltd.	2,002	26,004
	Satrec Initiative Co. Ltd.	279	10,321
*	S-Connect Co. Ltd.	14,978	18,193
*	SD Biosensor, Inc.	13,162	99,894
	SeAH Besteel Holdings Corp.	5,471	87,488
	SeAH Steel Corp.	468	46,306
	SeAH Steel Holdings Corp.	609	101,742
	Sebang Co. Ltd.	4,106	35,694
	Sebang Global Battery Co. Ltd.	1,714	125,939
	Seegene, Inc.	8,231	131,364
	Segyung Hitech Co. Ltd.	3,051	21,089
	Sejin Heavy Industries Co. Ltd.	6,485	32,961
	Sejong Industrial Co. Ltd.	5,980	25,503
	Sekonix Co. Ltd.	6,204	33,725

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Selvas AI, Inc.	1,395	$16,630
	Seobu T&D	8,529	46,761
	Seohan Co. Ltd.	16,327	10,309
	Seohee Construction Co. Ltd.	27,909	28,073
*	Seojin System Co. Ltd.	6,575	116,541
*	Seoul Auction Co. Ltd.	840	5,387
	Seoul City Gas Co. Ltd.	119	4,909
	Seoul Semiconductor Co. Ltd.	12,649	89,165
	Seoyon Co. Ltd.	3,783	25,415
	Seoyon E-Hwa Co. Ltd.	4,918	64,718
* ††	Sewon E&C Co. Ltd.	4,592	2,343
	SFA Engineering Corp.	4,610	85,552
*	SFA Semicon Co. Ltd.	12,986	52,000
	SGC Energy Co. Ltd.	2,154	38,312
*	SH Energy & Chemical Co. Ltd.	13,146	6,043
	Shin Heung Energy & Electronics Co. Ltd.	8,010	59,185
	Shindaeyang Paper Co. Ltd.	4,097	16,843
	Shinhan Financial Group Co. Ltd.	63,096	2,119,854
	Shinsegae Information & Communication Co. Ltd.	1,797	14,533
	Shinsegae International, Inc.	6,297	81,301
	Shinsegae, Inc.	2,772	331,951
	Shinsung Delta Tech Co. Ltd.	3,591	210,663
*	Shinsung E&G Co. Ltd.	20,702	31,990
	Shinsung Tongsang Co. Ltd.	11,918	15,680
	Shinwon Corp.	6,571	6,155
*	Shinyoung Securities Co. Ltd.	1,094	53,536
*	Showbox Corp.	3,873	10,036
*	Signetics Corp.	16,206	20,910
	Simmtech Co. Ltd.	4,262	92,973
	Sindoh Co. Ltd.	945	25,199
	Sinil Pharm Co. Ltd.	1,809	9,267
*	SK Biopharmaceuticals Co. Ltd.	990	62,281
*	SK Bioscience Co. Ltd.	771	32,473
	SK Chemicals Co. Ltd.	3,141	136,507
	SK D&D Co. Ltd.	2,686	23,583
	SK Discovery Co. Ltd.	2,784	91,313
*	SK Eternix Co. Ltd.	4,021	58,160
	SK Gas Ltd.	912	108,712
	SK Hynix, Inc.	55,500	6,849,010
* Ω	SK IE Technology Co. Ltd.	1,629	68,947
*	SK Innovation Co. Ltd.	8,859	702,797
	SK Networks Co. Ltd.	36,248	131,581
*	SK oceanplant Co. Ltd.	6,743	63,613
	SK Securities Co. Ltd.	75,436	32,719
	SK Telecom Co. Ltd.	10,204	377,362
	SK, Inc.	6,325	753,702
*	SKC Co. Ltd.	1,135	89,708
	SL Corp.	5,237	126,275
	SM Entertainment Co. Ltd.	2,025	115,306
*	SMCore, Inc.	1,819	7,386
*	SMEC Co. Ltd.	5,939	17,555
	SNT Dynamics Co. Ltd.	4,529	51,644
	SNT Holdings Co. Ltd.	838	13,656
	SNT Motiv Co. Ltd.	3,242	108,199
*	SNU Precision Co. Ltd.	3,552	6,524
*	SOCAR, Inc.	1,795	26,796
	S-Oil Corp.	8,158	425,926
*	Solborn, Inc.	2,404	8,013
	Solid, Inc.	16,970	70,674

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SOLUM Co. Ltd.	9,459	$178,203
	Solus Advanced Materials Co. Ltd.	7,279	93,107
	Songwon Industrial Co. Ltd.	4,658	48,277
*	Sonid, Inc.	7,013	11,074
	Soop Co. Ltd.	1,798	145,533
	Soosan Heavy Industries Co. Ltd.	15,166	21,821
	Soosan Industries Co. Ltd.	1,960	32,171
	Soulbrain Co. Ltd.	515	111,179
	Soulbrain Holdings Co. Ltd.	1,690	69,565
	SPC Samlip Co. Ltd.	416	17,537
	SPG Co. Ltd.	1,223	24,620
	Spigen Korea Co. Ltd.	851	18,684
	ST Pharm Co. Ltd.	1,782	120,054
	STIC Investments, Inc.	6,924	43,326
	Straffic Co. Ltd.	6,177	18,053
*	Studio Dragon Corp.	2,795	85,731
*	STX Heavy Industries Co. Ltd.	3,750	43,516
*	Sugentech, Inc.	6,240	24,609
	Suheung Co. Ltd.	1,349	21,458
*	Sukgyung AT Co. Ltd.	291	12,465
	Sun Kwang Co. Ltd.	934	12,094
	Sung Kwang Bend Co. Ltd.	7,803	64,327
*	Sungchang Enterprise Holdings Ltd.	5,726	8,241
*	Sungeel Hitech Co. Ltd.	542	31,167
	Sungshin Cement Co. Ltd.	4,045	25,842
	Sungwoo Hitech Co. Ltd.	17,363	117,458
	Sunjin Co. Ltd.	3,521	18,485
	Sunny Electronics Corp.	7,540	10,906
*	Suprema, Inc.	1,957	34,035
*	SY Co. Ltd.	10,076	34,164
*	Synergy Innovation Co. Ltd.	6,561	13,081
*	Synopex, Inc.	19,757	123,908
	Systems Technology, Inc.	2,209	56,392
	T&L Co. Ltd.	1,291	55,964
	Tae Kyung Industrial Co. Ltd.	2,222	9,671
	Taekwang Industrial Co. Ltd.	88	42,478
	Taekyung BK Co. Ltd.	4,661	18,544
* ††	Taewoong Co. Ltd.	2,747	44,146
	Taeyang Metal Industrial Co. Ltd.	2,443	3,539
*	Taihan Electric Wire Co. Ltd.	12,556	124,251
	TCC Steel	1,417	53,515
	TechWing, Inc.	9,961	244,947
*	Telcon RF Pharmaceutical, Inc.	15,110	8,440
	Telechips, Inc.	1,750	32,317
	TEMC CNS Co. Ltd.	1,989	17,503
	TES Co. Ltd.	2,767	47,818
*	Theragen Etex Co. Ltd.	3,017	8,650
	TK Corp.	6,446	57,718
	TKG Huchems Co. Ltd.	5,815	82,970
	TLB Co. Ltd.	1,294	26,674
	Tokai Carbon Korea Co. Ltd.	1,181	103,528
	Tongyang Life Insurance Co. Ltd.	18,581	71,269
	Tongyang, Inc.	32,625	21,745
*	Top Engineering Co. Ltd.	4,182	20,376
	Toptec Co. Ltd.	6,270	37,051
	Tovis Co. Ltd.	3,928	53,796
	TS Corp.	5,517	12,657
*	TSE Co. Ltd.	504	29,732
*	Tuksu Construction Co. Ltd.	1,248	6,453

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TYM Corp.	8,599	$30,068
	UBCare Co. Ltd.	1,821	6,363
	Ubiquoss Holdings, Inc.	774	6,924
	Ubiquoss, Inc.	2,069	25,510
	Ubivelox, Inc.	1,744	12,805
	Uju Electronics Co. Ltd.	1,489	21,551
*	Uni-Chem Co. Ltd.	8,568	11,245
	Unid Co. Ltd.	1,268	87,745
	Union Semiconductor Equipment & Materials Co. Ltd.	4,859	38,215
	Uniquest Corp.	1,908	9,533
	UniTest, Inc.	2,780	28,743
	Unitrontech Co. Ltd.	4,600	18,859
	Value Added Technology Co. Ltd.	1,943	41,239
*	Viatron Technologies, Inc.	2,136	13,604
* ††	Vidente Co. Ltd.	14,607	6,584
	Vieworks Co. Ltd.	1,460	28,948
*	Vina Tech Co. Ltd.	336	11,433
	Vitzro Tech Co. Ltd.	4,793	29,617
	Vitzrocell Co. Ltd.	3,150	39,398
*	VM, Inc.	2,186	25,413
*	VT Co. Ltd.	4,643	74,154
	Webcash Corp.	2,174	14,324
	Webzen, Inc.	4,151	48,796
*	Wemade Co. Ltd.	560	18,981
*	Wemade Max Co. Ltd.	2,097	16,263
*	Wemade Play Co. Ltd.	1,487	10,815
	Whanin Pharmaceutical Co. Ltd.	3,526	36,015
	Wins Co. Ltd.	3,156	28,588
	WiSoL Co. Ltd.	7,448	47,830
	Won Tech Co. Ltd.	9,527	70,547
*	Wonik Holdings Co. Ltd.	7,724	19,772
*	WONIK IPS Co. Ltd.	3,756	100,032
	Wonik Materials Co. Ltd.	2,408	62,374
	Wonik QnC Corp.	3,416	77,727
	Woojin, Inc.	3,968	23,905
*	Woongjin Co. Ltd.	9,328	7,585
*	Woongjin Thinkbig Co. Ltd.	16,826	26,099
*	Wooree Bio Co. Ltd.	10,286	18,916
	Woori Financial Group, Inc.	112,785	1,155,789
*	Woori Technology Investment Co. Ltd.	17,795	107,318
*	Woori Technology, Inc.	17,393	18,425
	Woorison F&G Co. Ltd.	5,749	6,111
	Wooshin Systems Co. Ltd.	2,478	14,739
*	Woosu AMS Co. Ltd.	5,430	11,432
	Worldex Industry & Trading Co. Ltd., Class C	2,799	47,863
*	Wysiwyg Studios Co. Ltd.	18,114	27,834
	Y G-1 Co. Ltd.	4,569	19,088
*	YC Corp.	4,133	40,825
	Y-entec Co. Ltd.	2,199	11,442
	YG Entertainment, Inc.	3,265	99,410
*	YG PLUS	10,005	28,955
	YMC Co. Ltd.	4,025	14,585
	Youlchon Chemical Co. Ltd.	1,117	26,916
	Young Poong Corp.	94	27,615
	Young Poong Precision Corp.	3,606	31,100
	Youngone Corp.	8,775	242,830
	Youngone Holdings Co. Ltd.	2,072	127,315
	Yuanta Securities Korea Co. Ltd.	19,822	39,696
	Yuhan Corp.	1,350	70,198

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Zeus Co. Ltd.	3,897	$46,760
	Zinus, Inc.	3,333	30,316

TOTAL SOUTH KOREA			131,254,556

TAIWAN — (23.3%)
	104 Corp.	2,000	14,144
	91APP, Inc.	21,000	56,820
	Aaeon Technology, Inc.	8,000	37,733
	ABC Taiwan Electronics Corp.	19,210	11,770
	Abico Avy Co. Ltd.	18,000	15,048
#	Ability Enterprise Co. Ltd.	84,000	104,352
	Ability Opto-Electronics Technology Co. Ltd.	13,000	81,514
#	AcBel Polytech, Inc.	205,890	250,288
	Accton Technology Corp.	57,000	798,535
	Acer E-Enabling Service Business, Inc.	1,000	7,973
	Acer, Inc.	353,000	485,712
	ACES Electronic Co. Ltd.	27,882	34,666
*	Acon Holding, Inc.	60,000	19,222
	Acter Group Corp. Ltd.	32,000	204,440
	Action Electronics Co. Ltd.	70,000	42,591
	Actron Technology Corp.	11,902	67,775
	ADATA Technology Co. Ltd.	77,953	237,038
	Adda Corp.	11,000	11,640
	Addcn Technology Co. Ltd.	5,903	36,355
*	Adimmune Corp.	74,000	61,902
	Adlink Technology, Inc.	27,000	53,647
	Advanced Ceramic X Corp.	13,000	87,412
	Advanced Energy Solution Holding Co. Ltd.	8,000	153,687
	Advanced International Multitech Co. Ltd.	39,000	89,882
*	Advanced Optoelectronic Technology, Inc.	42,000	34,653
	Advanced Power Electronics Corp.	11,000	27,525
	Advancetek Enterprise Co. Ltd.	90,000	160,048
	Advantech Co. Ltd.	30,498	354,735
	AEON Motor Co. Ltd.	9,000	8,707
	Aerospace Industrial Development Corp.	79,000	138,457
	AGV Products Corp.	104,000	38,533
	Air Asia Co. Ltd.	10,000	13,116
	Airtac International Group	10,000	354,058
	Alchip Technologies Ltd.	6,000	565,890
#	Alexander Marine Co. Ltd.	5,000	59,743
*	ALI Corp.	44,000	30,930
	Allied Circuit Co. Ltd.	6,000	25,946
	Allied Supreme Corp.	16,000	208,293
#	Allis Electric Co. Ltd.	43,260	192,923
	Alltek Technology Corp.	64,480	68,416
	Alltop Technology Co. Ltd.	12,000	81,062
	Alpha Networks, Inc.	50,000	49,698
	Altek Corp.	102,000	121,327
	Amazing Microelectronic Corp.	20,564	63,313
	Ambassador Hotel	53,000	112,378
	AMPACS Corp.	27,000	49,751
	Ampak Technology, Inc.	14,000	52,660
	Ampire Co. Ltd.	18,000	22,079
	AMPOC Far-East Co. Ltd.	26,000	78,712
	AmTRAN Technology Co. Ltd.	195,935	91,605
	Anji Technology Co. Ltd.	27,299	31,330
	Anpec Electronics Corp.	20,000	123,275
#	Aopen, Inc.	11,000	20,541
	AP Memory Technology Corp.	7,000	80,885

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Apac Opto Electronics, Inc.	17,000	$52,146
	Apacer Technology, Inc.	26,000	53,592
	APAQ Technology Co. Ltd.	5,000	18,967
	APCB, Inc.	49,000	30,715
	Apex Biotechnology Corp.	25,000	25,796
	Apex Dynamics, Inc.	3,000	23,870
	Apex International Co. Ltd.	47,000	59,687
	Apex Science & Engineering	53,000	22,194
	Apogee Optocom Co. Ltd.	7,000	14,149
	ARBOR Technology Corp.	9,000	11,742
	Arcadyan Technology Corp.	43,000	226,696
#	Ardentec Corp.	172,000	384,144
	Ares International Corp.	6,000	10,401
	Argosy Research, Inc.	17,000	83,362
	Arizon RFID Technology Cayman Co. Ltd.	3,000	13,288
	ASE Technology Holding Co. Ltd.	349,000	1,570,010
	Asia Cement Corp.	336,000	450,646
	Asia Electronic Material Co. Ltd.	22,000	14,494
	Asia Optical Co., Inc.	64,000	125,357
	Asia Polymer Corp.	102,000	60,651
	Asia Tech Image, Inc.	16,000	35,345
	Asia Vital Components Co. Ltd.	43,331	854,725
	ASIX Electronics Corp.	10,000	35,884
#	ASMedia Technology, Inc.	2,000	118,260
	ASolid Technology Co. Ltd.	9,000	21,755
	ASPEED Technology, Inc.	4,200	393,267
	ASROCK, Inc.	12,000	82,532
	Asustek Computer, Inc.	66,000	865,441
	ATE Energy International Co. Ltd.	23,000	22,264
	Aten International Co. Ltd.	19,000	46,999
	Auden Techno Corp.	10,358	40,591
	Audix Corp.	14,000	30,743
	AUO Corp.	942,200	526,840
	AURAS Technology Co. Ltd.	7,000	169,230
	Aurora Corp.	9,000	20,195
	Avalue Technology, Inc.	18,000	67,453
	AVer Information, Inc.	11,000	16,260
	Avermedia Technologies	38,000	42,689
	Axiomtek Co. Ltd.	18,893	49,646
*	Azurewave Technologies, Inc.	19,000	25,561
	Bafang Yunji International Co. Ltd., Class C	14,000	73,074
*	Bank of Kaohsiung Co. Ltd.	175,655	62,511
	Basso Industry Corp.	38,000	48,536
	BenQ Materials Corp.	55,000	58,215
	BES Engineering Corp.	352,000	190,678
	Billion Electric Co. Ltd.	13,000	18,008
	Bin Chuan Enterprise Co. Ltd.	17,000	12,470
	Bionime Corp.	5,000	10,472
*	Biostar Microtech International Corp.	31,000	19,266
	Bioteque Corp.	15,000	55,883
	Bizlink Holding, Inc.	47,183	332,398
	Bon Fame Co. Ltd.	9,000	27,884
# *	Bonny Worldwide Ltd.	5,000	28,330
	Bora Pharmaceuticals Co. Ltd.	9,494	222,522
#	Brave C&H Supply Co. Ltd.	8,000	40,940
	Brightek Optoelectronic Co. Ltd.	19,000	25,708
	Brighten Optix Corp.	2,000	11,071
	Brighton-Best International Taiwan, Inc.	126,000	134,652
	Brillian Network & Automation Integrated System Co. Ltd.	9,000	37,474

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Browave Corp.	20,000	$64,870
	C Sun Manufacturing Ltd.	17,600	71,785
*	Calin Technology Co. Ltd.	33,000	43,147
	Calitech Co. Ltd.	10,000	19,641
	Cameo Communications, Inc.	36,000	10,579
	Capital Futures Corp.	39,000	66,584
	Capital Securities Corp.	418,000	318,461
	Career Technology MFG. Co. Ltd.	127,889	77,819
	Carnival Industrial Corp.	28,000	9,779
	Castles Technology Co. Ltd.	16,024	62,630
	Caswell, Inc.	19,000	66,379
	Catcher Technology Co. Ltd.	77,000	514,335
	Cathay Financial Holding Co. Ltd.	569,358	880,429
	Cathay Real Estate Development Co. Ltd.	161,000	189,118
	Cayman Engley Industrial Co. Ltd.	13,000	23,047
	CCP Contact Probes Co. Ltd.	28,834	40,344
	Celxpert Energy Corp.	11,821	9,020
	Center Laboratories, Inc.	157,773	210,242
*	Central Reinsurance Co. Ltd.	107,105	88,969
	Century Iron & Steel Industrial Co. Ltd.	34,000	232,147
	Chailease Holding Co. Ltd.	175,885	927,663
	Chain Chon Industrial Co. Ltd.	23,032	9,526
*	ChainQui Construction Development Co. Ltd.	19,000	14,805
	Chaintech Technology Corp.	13,000	14,907
*	Champion Building Materials Co. Ltd.	34,200	11,696
	Champion Microelectronic Corp.	10,000	18,796
	Chang Hwa Commercial Bank Ltd.	570,869	319,213
	Chang Wah Electromaterials, Inc.	87,000	119,245
	Chang Wah Technology Co. Ltd.	113,000	140,358
#	Channel Well Technology Co. Ltd.	53,000	122,217
#	Chant Sincere Co. Ltd.	19,000	41,613
	Charoen Pokphand Enterprise	57,800	188,142
#	Chateau International Development Co. Ltd.	11,000	21,390
	CHC Healthcare Group	42,000	71,585
	CHC Resources Corp.	7,000	14,004
	Chen Full International Co. Ltd.	25,000	30,908
	Chenbro Micom Co. Ltd.	8,000	69,607
	Cheng Loong Corp.	276,000	247,167
	Cheng Mei Materials Technology Corp.	152,962	62,509
	Cheng Shin Rubber Industry Co. Ltd.	353,000	509,637
	Cheng Uei Precision Industry Co. Ltd.	112,000	159,460
#	Chenming Electronic Technology Corp.	25,000	55,730
	Chia Chang Co. Ltd.	34,000	47,671
	Chia Hsin Cement Corp.	113,220	63,953
	Chicony Electronics Co. Ltd.	107,000	662,395
	Chicony Power Technology Co. Ltd.	38,000	201,905
	Chief Telecom, Inc.	6,300	70,077
	Chieftek Precision Co. Ltd.	23,100	48,184
	Chien Kuo Construction Co. Ltd.	21,000	15,820
	Chien Shing Harbour Service Co. Ltd.	6,000	8,749
	Chien Shing Stainless Steel Co. Ltd.	58,000	19,446
	China Airlines Ltd.	830,000	531,531
	China Bills Finance Corp.	173,000	80,980
	China Chemical & Pharmaceutical Co. Ltd.	50,000	33,659
*	China Development Financial Holding Corp.	1,339,000	559,761
	China Ecotek Corp.	8,000	18,870
	China Electric Manufacturing Corp.	101,000	53,035
	China General Plastics Corp.	119,000	66,709
	China Glaze Co. Ltd.	46,000	36,042

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	China Man-Made Fiber Corp.	326,000	$76,548
	China Metal Products	77,000	111,969
	China Motor Corp.	35,000	153,309
*	China Petrochemical Development Corp.	1,080,490	372,635
	China Steel Chemical Corp.	45,000	155,731
	China Steel Corp.	1,197,000	911,901
	China Steel Structure Co. Ltd.	27,000	51,185
#	China Wire & Cable Co. Ltd.	30,000	40,639
	Chinese Maritime Transport Ltd.	18,000	25,230
	Ching Feng Home Fashions Co. Ltd.	20,500	15,747
	Chin-Poon Industrial Co. Ltd.	107,000	134,858
	Chipbond Technology Corp.	191,000	444,427
	ChipMOS Technologies, Inc.	192,000	268,813
	Chlitina Holding Ltd.	14,000	80,671
	Chong Hong Construction Co. Ltd.	47,000	184,721
	Chroma ATE, Inc.	45,000	365,477
	Chun YU Works & Co. Ltd.	23,750	17,591
	Chun Yuan Steel Industry Co. Ltd.	143,000	98,717
	Chung Hung Steel Corp.	260,000	184,853
	Chung Hwa Food Industrial Co. Ltd.	7,000	20,638
	Chung Hwa Pulp Corp.	120,000	84,912
	Chung Lien Co. Ltd.	9,000	11,047
	Chung-Hsin Electric & Machinery Manufacturing Corp.	95,000	532,291
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	15,000	21,192
	Chunghwa Precision Test Tech Co. Ltd.	5,000	72,194
	Chunghwa Telecom Co. Ltd., Sponsored ADR	17,069	643,672
	Chunghwa Telecom Co. Ltd.	41,000	155,834
	CKM Applied Materials Corp.	8,000	9,433
	Cleanaway Co. Ltd.	24,000	142,432
	Clevo Co.	108,000	139,640
*	CMC Magnetics Corp.	296,800	122,420
	C-Media Electronics, Inc.	13,000	20,799
	Collins Co. Ltd.	38,000	23,649
	Compal Electronics, Inc.	603,000	657,728
	Compeq Manufacturing Co. Ltd.	236,000	555,984
	Complex Micro Interconnection Co. Ltd.	7,000	10,923
	Compucase Enterprise.	22,000	51,130
	Concord International Securities Co. Ltd.	24,684	17,292
*	Concord Securities Co. Ltd.	139,000	68,393
	Continental Holdings Corp.	111,000	129,452
	Contrel Technology Co. Ltd.	22,000	24,544
	Coremax Corp.	23,555	46,893
	Coretronic Corp.	76,000	239,225
	Co-Tech Development Corp.	70,000	139,397
	Coxon Precise Industrial Co. Ltd.	38,000	19,731
	CTBC Financial Holding Co. Ltd.	2,116,000	2,208,508
	CTCI Advanced Systems, Inc.	3,000	18,065
	CTCI Corp.	179,000	283,778
	CTI Traffic Industries Co. Ltd.	4,000	21,121
	Cub Elecparts, Inc.	18,000	61,614
	CviLux Corp.	10,000	13,302
	Cyberlink Corp.	14,000	38,095
	CyberPower Systems, Inc.	9,600	76,625
*	CyberTAN Technology, Inc.	67,000	44,145
	Cystech Electronics Corp.	8,000	17,542
	DA CIN Construction Co. Ltd.	74,200	131,504
	Dah San Electric Wire & Cable Co. Ltd.	24,000	42,694
	Da-Li Development Co. Ltd.	110,700	214,781
	Darfon Electronics Corp.	64,000	123,759

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Darwin Precisions Corp.	154,000	$79,783
	Daxin Materials Corp.	17,000	79,367
	De Licacy Industrial Co. Ltd.	57,240	23,540
	Delpha Construction Co. Ltd.	21,000	33,038
	Delta Electronics, Inc.	136,000	1,331,888
	Depo Auto Parts Ind Co. Ltd.	36,000	217,186
	DFI, Inc.	10,000	20,474
	Dimerco Data System Corp.	15,600	61,618
	Dimerco Express Corp.	43,052	123,673
	DingZing Advanced Materials, Inc.	5,000	30,287
	D-Link Corp.	149,000	81,502
	Donpon Precision, Inc.	26,000	20,776
	Dr Wu Skincare Co. Ltd.	5,000	26,671
	Draytek Corp.	16,000	17,451
	Drewloong Precision, Inc.	8,357	39,809
	Dyaco International, Inc.	40,273	37,962
#	Dynamic Holding Co. Ltd.	80,000	166,531
	Dynamic Medical Technologies, Inc.	4,000	14,273
	Dynapack International Technology Corp.	41,000	122,155
	E Ink Holdings, Inc.	61,000	389,986
	E.Sun Financial Holding Co. Ltd.	1,852,778	1,556,893
	Eastech Holding Ltd.	12,000	41,185
*	Eastern Media International Corp.	54,680	33,089
	Eclat Textile Co. Ltd.	31,000	487,758
	ECOVE Environment Corp.	10,000	94,466
	Edimax Technology Co. Ltd.	82,000	36,627
	Edison Opto Corp.	22,084	16,229
	Edom Technology Co. Ltd.	42,000	30,071
	eGalax_eMPIA Technology, Inc.	14,560	22,427
	Elan Microelectronics Corp.	68,000	342,260
	E-Lead Electronic Co. Ltd.	8,202	13,935
	E-LIFE MALL Corp.	17,000	44,071
	Elite Advanced Laser Corp.	36,000	69,563
	Elite Material Co. Ltd.	39,000	485,584
#	Elite Semiconductor Microelectronics Technology, Inc.	47,000	127,292
	Elitegroup Computer Systems Co. Ltd.	91,000	85,383
	eMemory Technology, Inc.	10,000	672,125
	Emerging Display Technologies Corp.	47,000	45,351
	ENE Technology, Inc.	7,000	12,531
	Ennoconn Corp.	31,272	312,726
*	Ennostar, Inc.	194,000	254,506
*	Epileds Technologies, Inc.	30,000	18,048
	Episil Technologies, Inc.	31,000	66,328
#	Episil-Precision, Inc.	37,086	70,503
	Eris Technology Corp.	3,390	31,656
	Eson Precision Ind Co. Ltd.	33,000	56,419
	Eternal Materials Co. Ltd.	297,950	289,027
	Eurocharm Holdings Co. Ltd.	8,000	47,558
	Eva Airways Corp.	690,000	750,193
*	Everest Textile Co. Ltd.	98,000	23,753
	Evergreen Aviation Technologies Corp.	33,000	111,084
	Evergreen International Storage & Transport Corp.	163,000	168,231
	Evergreen Marine Corp. Taiwan Ltd.	161,400	937,823
#	Evergreen Steel Corp.	46,000	209,237
	Everlight Chemical Industrial Corp.	136,000	84,495
	Everlight Electronics Co. Ltd.	129,000	249,172
*	Everspring Industry Co. Ltd.	28,000	11,303
*	Evertop Wire Cable Corp.	36,000	28,952
	Excel Cell Electronic Co. Ltd.	19,000	13,626

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Excelliance Mos Corp.	6,000	$18,865
	Excelsior Medical Co. Ltd.	33,940	94,846
#	EZconn Corp.	11,000	48,689
	Far Eastern Department Stores Ltd.	288,000	299,704
	Far Eastern International Bank	721,648	339,485
	Far Eastern New Century Corp.	701,000	699,277
	Far EasTone Telecommunications Co. Ltd.	298,797	741,140
	Faraday Technology Corp.	29,081	258,658
	Farglory F T Z Investment Holding Co. Ltd.	31,257	55,600
	Farglory Land Development Co. Ltd.	85,000	191,223
	FDC International Hotels Corp.	2,000	4,585
	Feature Integration Technology, Inc.	10,000	22,555
*	Federal Corp.	37,000	22,359
	Feedback Technology Corp.	13,000	48,350
	Feng Hsin Steel Co. Ltd.	104,000	224,550
	Feng TAY Enterprise Co. Ltd.	67,880	337,507
#	FIC Global, Inc.	12,000	20,892
*	FineMat Applied Materials Co. Ltd.	19,000	19,352
	FineTek Co. Ltd.	8,000	23,232
	Firich Enterprises Co. Ltd.	32,000	28,138
#	First Copper Technology Co. Ltd.	43,000	65,154
	First Financial Holding Co. Ltd.	1,431,920	1,200,411
#	First Hi-Tec Enterprise Co. Ltd.	18,000	55,954
	First Hotel	65,000	30,808
	First Insurance Co. Ltd.	46,000	29,824
*	First Steamship Co. Ltd.	207,000	49,126
	FIT Holding Co. Ltd.	41,000	56,106
	Fitipower Integrated Technology, Inc.	33,150	248,778
	Fittech Co. Ltd.	18,000	29,073
	FLEXium Interconnect, Inc.	99,000	277,254
	Flytech Technology Co. Ltd.	23,000	59,849
	FocalTech Systems Co. Ltd.	50,000	128,808
#	Forcecon Tech Co. Ltd.	16,000	80,848
	Formosa Advanced Technologies Co. Ltd.	47,000	52,932
	Formosa Chemicals & Fibre Corp.	320,000	543,885
	Formosa Electronic Industries, Inc.	10,000	11,809
*	Formosa International Hotels Corp.	17,000	122,685
	Formosa Laboratories, Inc.	36,000	111,295
	Formosa Oilseed Processing Co. Ltd.	10,500	19,441
	Formosa Optical Technology Co. Ltd.	8,000	25,468
	Formosa Petrochemical Corp.	31,000	68,505
	Formosa Plastics Corp.	348,000	731,126
#	Formosa Sumco Technology Corp.	13,000	70,103
#	Formosa Taffeta Co. Ltd.	250,000	175,345
	Formosan Rubber Group, Inc.	47,700	39,094
	Formosan Union Chemical	75,000	44,965
	Fortune Electric Co. Ltd.	13,000	334,873
	Founding Construction & Development Co. Ltd.	49,000	40,198
	Foxconn Technology Co. Ltd.	119,000	224,289
	Foxsemicon Integrated Technology, Inc.	24,000	221,383
#	Franbo Lines Corp.	82,663	50,539
	Froch Enterprise Co. Ltd.	56,000	32,774
	FSP Technology, Inc.	39,000	73,694
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	14,415
	Fu Hua Innovation Co. Ltd.	111,890	115,172
	Fubon Financial Holding Co. Ltd.	466,407	986,693
	Fulgent Sun International Holding Co. Ltd.	45,000	166,311
	Fullerton Technology Co. Ltd.	16,000	11,144
#	Fulltech Fiber Glass Corp.	112,117	62,208

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fusheng Precision Co. Ltd.	30,000	$257,408
	Fwusow Industry Co. Ltd.	51,500	30,423
	G Shank Enterprise Co. Ltd.	43,416	98,681
*	G Tech Optoelectronics Corp.	15,441	11,150
	Gallant Precision Machining Co. Ltd.	33,000	57,678
	Gamania Digital Entertainment Co. Ltd.	42,000	98,841
*	GCS Holdings, Inc.	9,000	7,979
	GEM Services, Inc.	16,000	33,356
	Gemtek Technology Corp.	116,000	117,701
	General Interface Solution Holding Ltd.	82,000	153,544
	General Plastic Industrial Co. Ltd.	30,000	35,164
	Generalplus Technology, Inc.	17,000	26,136
	Genius Electronic Optical Co. Ltd.	29,000	389,825
	Genovate Biotechnology Co. Ltd.	15,000	11,229
	GeoVision, Inc.	14,000	22,929
#	Getac Holdings Corp.	101,000	323,803
	GFC Ltd.	13,000	43,079
	Giant Manufacturing Co. Ltd.	44,015	294,464
	Giantplus Technology Co. Ltd.	83,000	33,122
	Gigabyte Technology Co. Ltd.	51,000	459,938
*	Gigasolar Materials Corp.	11,474	55,624
*	Gigastorage Corp.	108,000	69,247
	Global Brands Manufacture Ltd.	90,000	200,962
	Global Lighting Technologies, Inc.	18,000	34,444
	Global Mixed Mode Technology, Inc.	21,000	184,963
	Global PMX Co. Ltd.	7,000	21,764
#	Global Unichip Corp.	13,000	539,910
	Globaltek Fabrication Co. Ltd.	12,000	18,354
	Globalwafers Co. Ltd.	33,000	524,342
*	Globe Union Industrial Corp.	58,566	33,098
#	Gloria Material Technology Corp.	149,000	247,277
*	GlycoNex, Inc.	14,000	10,839
#	GMI Technology, Inc.	20,452	28,966
	Gold Circuit Electronics Ltd.	42,800	255,679
	Goldsun Building Materials Co. Ltd., Class C.	274,000	403,742
	Gongin Precision Industrial Co. Ltd.	3,000	11,033
	Good Will Instrument Co. Ltd.	22,000	32,026
	Gordon Auto Body Parts	47,000	49,032
	Gourmet Master Co. Ltd.	40,000	111,419
*	Grand Fortune Securities Co. Ltd.	139,990	68,672
	Grand Pacific Petrochemical	338,433	140,071
	Grand Process Technology Corp.	3,000	99,738
	GrandTech CG Systems, Inc.	12,437	26,866
	Grape King Bio Ltd.	42,000	201,643
	Great China Metal Industry	36,000	26,543
	Great Taipei Gas Co. Ltd.	46,000	45,871
	Great Tree Pharmacy Co. Ltd.	15,946	137,538
	Great Wall Enterprise Co. Ltd.	201,100	352,704
	Greatek Electronics, Inc.	110,000	205,552
	Green World FinTech Service Co. Ltd.	1,000	12,129
	Group Up Industrial Co. Ltd.	16,000	89,299
	GTM Holdings Corp.	25,000	25,492
	Gudeng Precision Industrial Co. Ltd.	7,246	93,260
*	Hai Kwang Enterprise Corp.	22,050	13,857
	Hannstar Board Corp.	88,000	150,503
*	HannStar Display Corp.	651,000	205,966
*	HannsTouch Holdings Co.	161,000	39,758
	Hanpin Electron Co. Ltd.	20,000	28,830
	Harvatek Corp.	44,000	32,129

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Heran Co. Ltd.	10,000	$35,156
	Hey Song Corp.	71,000	92,038
	Hi-Clearance, Inc.	7,518	32,415
*	Highlight Tech Corp.	25,000	45,703
	Highwealth Construction Corp.	266,942	362,926
	Hi-Lai Foods Co. Ltd.	3,000	14,330
	HIM International Music, Inc.	7,000	21,448
	Hiroca Holdings Ltd.	9,000	9,206
	Hitron Technology, Inc.	41,000	37,866
	Hiwin Mikrosystem Corp.	14,000	31,526
	Hiwin Technologies Corp.	44,701	316,102
	Hiyes International Co. Ltd.	16,000	95,436
	Ho Tung Chemical Corp.	220,000	60,462
	Hocheng Corp.	58,960	35,016
#	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	45,779
	Holiday Entertainment Co. Ltd.	12,950	35,586
	Holtek Semiconductor, Inc.	10,000	18,387
	Holy Stone Enterprise Co. Ltd.	40,550	120,696
	Hon Hai Precision Industry Co. Ltd.	995,000	4,736,546
	Hong Pu Real Estate Development Co. Ltd.	54,000	61,872
	Hong TAI Electric Industrial	78,000	87,804
	Hong YI Fiber Industry Co.	13,000	6,863
	Horizon Securities Co. Ltd.	114,240	45,636
	Hota Industrial Manufacturing Co. Ltd.	54,000	90,161
	Hotai Finance Co. Ltd.	28,800	105,496
	Hotai Motor Co. Ltd.	30,100	571,185
	Hotron Precision Electronic Industrial Co. Ltd.	18,919	19,336
	Hsin Kuang Steel Co. Ltd.	81,000	145,561
	Hsin Yung Chien Co. Ltd.	6,000	19,593
	Hsing TA Cement Co.	41,000	25,157
*	HTC Corp.	211,000	274,580
	Hu Lane Associate, Inc.	19,000	90,369
#	HUA ENG Wire & Cable Co. Ltd.	78,000	86,118
*	Hua Jung Components Co. Ltd.	30,000	12,852
	Hua Nan Financial Holdings Co. Ltd., Class C	1,072,384	776,859
	Hua Yu Lien Development Co. Ltd.	4,000	17,859
	Huaku Development Co. Ltd.	80,000	407,454
	Huang Hsiang Construction Corp.	34,000	60,576
	Huikwang Corp.	14,000	13,755
	Hung Ching Development & Construction Co. Ltd.	21,000	36,555
	Hung Sheng Construction Ltd.	105,000	87,920
	Huxen Corp.	7,000	11,451
	Hwa Fong Rubber Industrial Co. Ltd.	40,000	20,779
	Hwacom Systems, Inc.	32,000	20,332
	Ibase Technology, Inc.	32,000	80,768
*	IBF Financial Holdings Co. Ltd.	758,032	338,437
#	Ichia Technologies, Inc.	79,000	80,099
	I-Chiun Precision Industry Co. Ltd.	46,000	102,971
*	Ideal Bike Corp.	29,000	9,419
	IEI Integration Corp.	47,000	113,574
*	In Win Development, Inc.	9,000	22,789
	Infortrend Technology, Inc.	51,000	33,338
	Info-Tek Corp.	21,000	28,213
#	Ingentec Corp.	5,000	39,984
	Innodisk Corp.	24,620	221,206
	Innolux Corp.	1,241,122	539,765
	Inpaq Technology Co. Ltd.	25,205	65,495
	Insyde Software Corp.	5,000	36,102
	Intai Technology Corp.	11,000	40,103

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Integrated Service Technology, Inc.	18,000	$79,488
	IntelliEPI, Inc.	6,000	11,788
	Interactive Digital Technologies, Inc.	7,000	19,743
	International CSRC Investment Holdings Co.	239,000	131,555
	International Games System Co. Ltd., Class C	20,000	611,625
#	Inventec Corp.	207,000	332,073
	Iron Force Industrial Co. Ltd.	20,000	59,905
	I-Sheng Electric Wire & Cable Co. Ltd.	27,000	43,762
	ITE Technology, Inc.	49,000	249,011
	ITEQ Corp.	57,000	190,040
	J&V Energy Technology Co. Ltd.	12,000	55,171
	Jarllytec Co. Ltd.	9,000	61,029
	Jean Co. Ltd.	46,277	44,370
	Jentech Precision Industrial Co. Ltd.	9,299	276,667
	Jess-Link Products Co. Ltd.	18,000	78,980
	Jetway Information Co. Ltd.	17,000	23,145
	Jetwell Computer Co. Ltd.	9,000	41,529
	Jia Wei Lifestyle, Inc.	8,000	18,671
	Jih Lin Technology Co. Ltd.	14,000	28,470
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	20,762
#	Jinan Acetate Chemical Co. Ltd.	7,820	195,259
	Johnson Health Tech Co. Ltd.	33,000	84,214
	JSL Construction & Development Co. Ltd.	21,622	95,031
	K Laser Technology, Inc.	47,000	37,266
	Kaimei Electronic Corp.	24,400	47,237
	Kaori Heat Treatment Co. Ltd.	14,000	184,200
	Kedge Construction Co. Ltd.	12,523	39,640
	Keding Enterprises Co. Ltd.	6,000	21,995
	KEE TAI Properties Co. Ltd.	93,000	45,470
	Kenda Rubber Industrial Co. Ltd.	208,051	212,211
	Kent Industrial Co. Ltd.	12,000	9,998
	Kerry TJ Logistics Co. Ltd.	56,000	72,724
	Key Ware Electronics Co. Ltd.	54,000	20,668
	Keystone Microtech Corp.	7,000	63,543
	KHGEARS International Ltd.	5,000	14,759
	Kindom Development Co. Ltd.	122,000	210,715
	King Chou Marine Technology Co. Ltd.	10,000	12,022
	King Polytechnic Engineering Co. Ltd.	28,000	51,632
#	King Slide Works Co. Ltd.	5,000	185,984
	King Yuan Electronics Co. Ltd.	235,000	683,804
	King’s Town Bank Co. Ltd.	244,000	420,179
*	King’s Town Construction Co. Ltd.	9,000	15,056
	Kinik Co.	19,000	147,623
	Kinko Optical Co. Ltd.	31,000	23,634
	Kinpo Electronics	323,000	144,666
	Kinsus Interconnect Technology Corp.	94,000	273,828
	KMC Kuei Meng International, Inc.	14,000	62,519
	KNH Enterprise Co. Ltd.	40,000	26,787
	Ko Ja Cayman Co. Ltd.	18,000	27,890
	KS Terminals, Inc.	44,000	102,035
	Kung Long Batteries Industrial Co. Ltd.	20,000	84,773
*	Kung Sing Engineering Corp.	94,000	40,781
#	Kuo Toong International Co. Ltd.	64,000	163,759
*	Kuo Yang Construction Co. Ltd.	61,000	53,048
	Kwong Lung Enterprise Co. Ltd.	40,000	73,259
	KYE Systems Corp.	74,000	43,195
#	L&K Engineering Co. Ltd.	48,166	397,368
	La Kaffa International Co. Ltd.	10,000	37,469
	LandMark Optoelectronics Corp.	14,000	58,389

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lanner Electronics, Inc.	32,380	$94,180
	Largan Precision Co. Ltd.	9,000	599,921
	Laser Tek Taiwan Co. Ltd.	13,300	25,472
	Laster Tech Corp. Ltd.	21,000	27,442
*	Lealea Enterprise Co. Ltd.	171,600	50,214
*	Leatec Fine Ceramics Co. Ltd.	18,000	13,961
	LEE CHI Enterprises Co. Ltd.	39,000	19,683
	Lelon Electronics Corp.	31,000	71,470
	Lemtech Holdings Co. Ltd.	16,000	63,759
	Leo Systems, Inc.	20,000	22,054
*	Leofoo Development Co. Ltd.	34,000	21,901
*	Li Peng Enterprise Co. Ltd.	180,000	44,702
	Lian HWA Food Corp.	28,931	87,019
	Lida Holdings Ltd.	20,000	18,666
	Lien Hwa Industrial Holdings Corp.	93,538	190,530
	Ligitek Electronics Co. Ltd.	21,000	15,397
	Lingsen Precision Industries Ltd.	86,000	58,801
	Lintes Technology Co. Ltd.	5,000	24,857
*	Lion Travel Service Co. Ltd.	19,000	89,106
	Lite-On Technology Corp.	190,000	575,088
	Liton Technology Corp.	18,000	20,560
*	Long Bon International Co. Ltd.	23,000	12,558
	Long Da Construction & Development Corp.	77,000	111,682
	Longchen Paper & Packaging Co. Ltd.	256,515	122,573
	Longwell Co.	38,000	91,240
	Loop Telecommunication International, Inc.	21,000	42,580
	Lotes Co. Ltd.	18,207	797,541
#	Lotus Pharmaceutical Co. Ltd.	29,000	286,705
	Lucky Cement Corp.	65,000	33,787
	Lumax International Corp. Ltd.	28,600	95,480
*	Lung Yen Life Service Corp.	57,000	76,977
	Lungteh Shipbuilding Co. Ltd.	15,000	53,699
	Luxe Green Energy Technology Co. Ltd.	21,000	21,928
	LuxNet Corp.	12,617	46,378
	M3 Technology, Inc.	6,000	27,344
#	M31 Technology Corp.	3,200	116,469
	Macauto Industrial Co. Ltd.	13,000	28,245
	Machvision, Inc.	7,000	100,027
	Macroblock, Inc.	10,000	28,997
	Macronix International Co. Ltd.	587,000	495,452
	Makalot Industrial Co. Ltd.	36,000	431,026
	Marketech International Corp.	27,000	130,404
	Materials Analysis Technology, Inc.	16,622	148,447
	Maxigen Biotech, Inc.	13,650	18,002
	Mayer Steel Pipe Corp.	42,000	51,049
	Medeon Biodesign, Inc.	11,339	14,742
	MediaTek, Inc.	115,000	3,467,385
	Mega Financial Holding Co. Ltd.	688,190	843,316
*	Megaforce Co. Ltd.	16,000	17,672
	Meiloon Industrial Co.	16,800	10,725
*	Mercuries & Associates Holding Ltd.	134,396	58,253
*	Mercuries Life Insurance Co. Ltd.	865,981	152,197
	Merida Industry Co. Ltd.	59,000	423,944
	Merry Electronics Co. Ltd.	58,000	214,440
	METAAGE Corp.	32,000	55,792
	Microbio Co. Ltd.	72,000	92,177
	Micro-Star International Co. Ltd.	101,000	491,437
	Mildef Crete, Inc.	16,000	49,368
	MIN AIK Technology Co. Ltd.	17,000	14,601

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Mirle Automation Corp.	35,000	$52,107
	Mitac Holdings Corp.	262,000	361,710
*	Mobiletron Electronics Co. Ltd.	11,000	16,895
	momo.com, Inc.	13,000	175,747
	MOSA Industrial Corp.	25,969	17,896
	Mosel Vitelic, Inc.	18,000	17,014
#	Motech Industries, Inc.	72,000	58,730
	MPI Corp.	24,000	322,117
	MSSCORPS Co. Ltd.	13,000	56,763
*	My Humble House Hospitality Management Consulting	13,000	26,556
	Nak Sealing Technologies Corp.	17,000	67,341
	Namchow Holdings Co. Ltd.	48,000	89,618
*	Nan Kang Rubber Tire Co. Ltd.	78,000	140,686
	Nan Liu Enterprise Co. Ltd.	10,000	21,685
	Nan Pao Resins Chemical Co. Ltd.	16,000	173,872
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	13,648
	Nan Ya Plastics Corp.	433,000	751,863
#	Nan Ya Printed Circuit Board Corp.	49,000	279,004
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	16,670
	Nantex Industry Co. Ltd.	67,000	68,568
	Nanya Technology Corp.	122,000	246,250
	National Aerospace Fasteners Corp.	7,000	24,010
	National Petroleum Co. Ltd.	21,000	43,460
#	Netronix, Inc.	18,000	59,540
*	New Asia Construction & Development Corp.	50,000	19,043
	New Best Wire Industrial Co. Ltd.	8,000	8,577
*	New Era Electronics Co. Ltd.	20,000	50,142
*	Newmax Technology Co. Ltd.	24,000	21,818
	Nexcom International Co. Ltd.	25,000	40,022
	Nichidenbo Corp.	44,000	81,720
	Nidec Chaun-Choung Technology Corp.	4,000	39,402
	Nien Hsing Textile Co. Ltd.	35,000	22,281
	Nien Made Enterprise Co. Ltd.	38,000	444,081
	Niko Semiconductor Co. Ltd.	15,080	23,500
	Nishoku Technology, Inc.	12,000	52,617
	Nova Technology Corp.	11,000	68,393
	Novatek Microelectronics Corp.	89,000	1,681,674
	Nuvoton Technology Corp.	64,000	253,006
	Nyquest Technology Co. Ltd.	5,000	10,349
	O-Bank Co. Ltd.	351,000	107,345
*	Ocean Plastics Co. Ltd.	45,000	53,621
	OFCO Industrial Corp.	23,000	17,427
	OK Biotech Co. Ltd.	23,571	19,369
	Oneness Biotech Co. Ltd.	21,102	102,243
	Optimax Technology Corp.	21,946	24,673
	Orient Semiconductor Electronics Ltd.	141,000	273,359
	Oriental Union Chemical Corp.	131,000	69,679
	O-TA Precision Industry Co. Ltd.	22,000	59,556
	Pacific Construction Co.	101,000	39,562
	Pacific Hospital Supply Co. Ltd.	16,000	44,669
	Paiho Shih Holdings Corp.	30,628	19,144
	Pan Asia Chemical Corp.	48,375	20,802
	Pan German Universal Motors Ltd.	6,000	60,922
	Pan Jit International, Inc.	94,000	162,532
	Pan Ram International Corp.	18,000	25,374
	Pan-International Industrial Corp.	145,000	151,888
	Panion & BF Biotech, Inc.	14,000	41,298
#	Parade Technologies Ltd.	24,000	544,862
	Parpro Corp.	14,000	14,212

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	PChome Online, Inc.	35,268	$34,011
#	PCL Technologies, Inc.	20,281	45,124
	P-Duke Technology Co. Ltd.	16,000	46,324
	Pegatron Corp.	306,000	912,622
	Pegavision Corp.	13,514	216,310
*	PharmaEssentia Corp.	29,219	262,722
	Phison Electronics Corp.	18,000	384,232
	Phoenix Silicon International Corp.	40,272	67,991
*	Phytohealth Corp.	34,000	20,897
	Pixart Imaging, Inc.	34,000	164,091
	Planet Technology Corp.	8,000	36,588
	Plastron Precision Co. Ltd.	27,000	14,029
	Polytronics Technology Corp.	14,000	22,968
	Posiflex Technology, Inc.	11,000	40,466
	Pou Chen Corp.	320,000	354,199
	Power Wind Health Industry, Inc.	5,000	17,036
# *	Powerchip Semiconductor Manufacturing Corp.	452,000	315,802
	Powertech Technology, Inc.	148,000	788,155
	Poya International Co. Ltd.	13,161	201,632
	President Chain Store Corp.	70,000	588,674
	President Securities Corp.	214,000	181,221
	Primax Electronics Ltd.	121,000	358,677
	Prince Housing & Development Corp.	285,000	111,016
	Princeton Technology Corp.	40,000	29,958
	Pro Hawk Corp.	2,000	11,406
	Progate Group Corp.	3,000	21,677
	Promate Electronic Co. Ltd.	57,000	149,758
	Prosperity Dielectrics Co. Ltd.	23,000	31,385
	Qisda Corp.	205,000	259,039
	QST International Corp.	18,195	41,400
	Qualipoly Chemical Corp.	25,000	30,725
	Quang Viet Enterprise Co. Ltd.	12,000	39,731
	Quanta Computer, Inc.	125,000	981,030
	Quanta Storage, Inc.	59,000	161,105
	Quintain Steel Co. Ltd.	67,514	31,487
	Radiant Opto-Electronics Corp.	73,000	445,075
*	Radium Life Tech Co. Ltd.	236,417	86,304
	Rafael Microelectronics, Inc.	2,000	8,287
	Raydium Semiconductor Corp.	19,000	247,682
	Realtek Semiconductor Corp.	28,000	441,704
	Rechi Precision Co. Ltd.	99,000	84,141
*	Rexon Industrial Corp. Ltd.	37,000	57,123
*	Rich Development Co. Ltd.	176,000	70,440
*	Right WAY Industrial Co. Ltd.	19,000	9,787
*	Ritek Corp.	177,000	41,408
	Rodex Fasteners Corp.	12,000	16,614
#	Ruby Tech Corp.	9,000	16,593
	Ruentex Development Co. Ltd.	228,400	268,732
	Ruentex Engineering & Construction Co.	14,000	75,160
	Ruentex Industries Ltd.	89,619	165,273
	Run Long Construction Co. Ltd.	76,000	265,404
	Sakura Development Co. Ltd.	48,685	112,901
	Sampo Corp.	83,000	73,936
	San Fang Chemical Industry Co. Ltd.	59,000	55,104
	San Far Property Ltd.	50,000	56,747
	San Fu Chemical Co. Ltd.	11,000	48,906
	San Shing Fastech Corp.	22,000	38,398
	Sanitar Co. Ltd.	8,000	9,279
	Sanyang Motor Co. Ltd.	144,000	370,906

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Savior Lifetec Corp.	80,000	$52,478
	SCI Pharmtech, Inc.	14,714	40,142
	ScinoPharm Taiwan Ltd.	76,000	66,831
	SciVision Biotech, Inc.	17,000	55,767
	SDI Corp.	40,000	128,792
	Sea Sonic Electronics Co. Ltd.	10,000	25,396
	Securitag Assembly Group Co.	4,000	12,389
	Senao International Co. Ltd.	18,000	21,529
	Senao Networks, Inc.	9,000	49,682
	Sensortek Technology Corp.	9,000	93,845
	Sercomm Corp.	95,000	359,417
#	Sesoda Corp.	54,000	52,484
	Shanghai Commercial & Savings Bank Ltd.	285,881	407,155
	Shan-Loong Transportation Co. Ltd.	20,000	16,665
	Sharehope Medicine Co. Ltd.	22,048	21,681
	Sheng Yu Steel Co. Ltd.	37,000	33,169
	ShenMao Technology, Inc.	30,000	59,242
#	Shieh Yih Machinery Industry Co. Ltd.	23,000	24,823
	Shih Her Technologies, Inc.	15,000	49,449
	Shih Wei Navigation Co. Ltd.	121,201	74,663
	Shihlin Electric & Engineering Corp.	41,000	366,181
	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	14,044
	Shin Hsiung Natural Gas Co. Ltd.	6,000	10,264
*	Shin Kong Financial Holding Co. Ltd.	1,918,000	506,848
	Shin Ruenn Development Co. Ltd.	24,260	61,167
	Shin Zu Shing Co. Ltd.	34,000	180,539
	Shinfox Energy Co. Ltd.	19,000	78,036
*	Shining Building Business Co. Ltd.	85,000	31,870
	Shinkong Insurance Co. Ltd.	59,000	174,537
	Shinkong Synthetic Fibers Corp.	360,000	188,957
	Shinkong Textile Co. Ltd.	36,000	55,426
	Shiny Chemical Industrial Co. Ltd.	35,500	188,823
#	ShunSin Technology Holding Ltd.	11,000	61,085
*	Shuttle, Inc.	88,000	48,098
	Sigurd Microelectronics Corp.	144,000	325,594
	Silergy Corp.	25,000	332,028
	Silicon Integrated Systems Corp.	135,900	255,145
	Silicon Power Computer & Communications, Inc.	19,000	21,197
	Simplo Technology Co. Ltd.	28,000	373,916
	Sinbon Electronics Co. Ltd.	50,000	430,689
	Sincere Navigation Corp.	75,000	59,775
	Singatron Enterprise Co. Ltd.	16,000	15,773
	Sinher Technology, Inc.	9,000	9,281
	Sinmag Equipment Corp.	12,000	57,106
	Sino-American Silicon Products, Inc.	108,000	643,006
	Sinon Corp.	99,000	123,237
	SinoPac Financial Holdings Co. Ltd.	1,286,162	865,285
	Sinopower Semiconductor, Inc.	6,000	18,073
	Sinphar Pharmaceutical Co. Ltd.	52,000	59,002
	Sinyi Realty, Inc.	54,000	54,946
	Sirtec International Co. Ltd.	24,000	26,372
	Sitronix Technology Corp.	33,000	281,833
	Siward Crystal Technology Co. Ltd.	54,000	53,363
	Soft-World International Corp.	22,000	98,438
	Solar Applied Materials Technology Corp.	130,000	176,734
	Solteam, Inc.	16,465	24,544
*	Solytech Enterprise Corp.	46,000	21,002
	Sonix Technology Co. Ltd.	28,000	43,677
	Southeast Cement Co. Ltd.	21,000	13,006

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Speed Tech Corp.	33,000	$63,409
	Sporton International, Inc.	27,650	210,946
	Sports Gear Co. Ltd.	32,000	85,423
	St. Shine Optical Co. Ltd.	16,000	91,952
	Standard Chemical & Pharmaceutical Co. Ltd.	18,000	34,887
	Standard Foods Corp.	109,000	128,338
	Stark Technology, Inc.	32,000	126,660
	S-Tech Corp.	20,000	21,298
	STL Technology Co. Ltd.	13,000	12,939
	Sumeeko Industries Co. Ltd.	6,000	27,075
	Sun Max Tech Ltd.	15,000	25,428
#	Sun Yad Construction Co. Ltd.	26,686	16,609
	Sunfun Info Co. Ltd.	2,000	14,880
	Sunjuice Holdings Co. Ltd.	3,000	19,857
	Sunko INK Co. Ltd.	30,000	13,091
	SunMax Biotechnology Co. Ltd.	8,000	55,884
	Sunny Friend Environmental Technology Co. Ltd.	24,119	75,412
	Sunonwealth Electric Machine Industry Co. Ltd.	73,000	249,373
	Sunplus Innovation Technology, Inc.	9,000	41,318
	Sunplus Technology Co. Ltd.	116,000	110,125
	Sunrex Technology Corp.	53,000	99,931
	Sunspring Metal Corp.	43,000	38,441
	Superior Plating Technology Co. Ltd.	7,000	11,517
	Supreme Electronics Co. Ltd.	146,693	395,276
	Swancor Holding Co. Ltd.	22,000	101,000
	Sweeten Real Estate Development Co. Ltd.	40,500	48,598
	Symtek Automation Asia Co. Ltd.	21,444	83,521
	Syncmold Enterprise Corp.	28,000	79,262
	Synmosa Biopharma Corp.	66,879	79,122
	Synnex Technology International Corp.	137,000	334,863
#	Syscom Computer Engineering Co.	14,000	25,078
# *	Sysgration.	31,000	32,864
	Systex Corp.	45,000	172,051
	T3EX Global Holdings Corp.	34,000	106,461
	TA Chen Stainless Pipe.	378,116	425,800
	Ta Ya Electric Wire & Cable.	136,044	237,055
	Tah Hsin Industrial Corp.	5,720	12,531
	TA-I Technology Co. Ltd.	30,000	43,063
# *	Tai Tung Communication Co. Ltd.	42,192	28,241
	Taichung Commercial Bank Co. Ltd.	430,146	233,537
	TaiDoc Technology Corp.	19,000	90,043
	Taiflex Scientific Co. Ltd.	39,000	61,512
	Taimide Tech, Inc.	26,000	34,797
	Tainan Enterprises Co. Ltd.	8,000	8,221
	Tainan Spinning Co. Ltd.	297,000	179,695
	Tai-Saw Technology Co. Ltd.	16,000	13,133
	Taishin Financial Holding Co. Ltd.	1,357,766	747,545
	TaiSol Electronics Co. Ltd.	13,000	29,354
	Taisun Enterprise Co. Ltd.	60,000	40,931
	TAI-TECH Advanced Electronics Co. Ltd.	18,000	68,691
	Taiwan Business Bank	1,218,842	632,809
	Taiwan Cement Corp.	619,076	608,520
	Taiwan Chelic Corp. Ltd.	8,000	15,663
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	13,935
	Taiwan Cogeneration Corp.	132,301	193,029
	Taiwan Cooperative Financial Holding Co. Ltd.	777,507	624,826
	Taiwan FamilyMart Co. Ltd.	13,000	75,608
	Taiwan Fertilizer Co. Ltd.	108,000	216,403
	Taiwan Fire & Marine Insurance Co. Ltd.	59,000	52,091

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fructose Co. Ltd.	25,000	$14,770
	Taiwan FU Hsing Industrial Co. Ltd.	46,000	75,842
*	Taiwan Glass Industry Corp.	323,000	169,768
	Taiwan High Speed Rail Corp.	248,000	227,371
	Taiwan Hon Chuan Enterprise Co. Ltd.	94,000	458,024
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	36,000	42,337
	Taiwan IC Packaging Corp.	41,000	22,084
#	Taiwan Line Tek Electronic	14,420	14,648
	Taiwan Mask Corp.	67,000	137,929
	Taiwan Mobile Co. Ltd.	262,000	836,201
	Taiwan Navigation Co. Ltd.	62,000	70,655
	Taiwan Paiho Ltd.	97,000	189,274
	Taiwan PCB Techvest Co. Ltd.	90,000	110,727
	Taiwan Sakura Corp.	48,000	132,400
	Taiwan Sanyo Electric Co. Ltd.	28,000	35,212
	Taiwan Secom Co. Ltd.	71,000	279,886
#	Taiwan Semiconductor Co. Ltd.	80,000	177,909
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,747,001	41,829,748
	Taiwan Shin Kong Security Co. Ltd.	73,000	92,821
	Taiwan Styrene Monomer.	120,000	48,551
	Taiwan Surface Mounting Technology Corp.	96,000	350,779
	Taiwan Taxi Co. Ltd.	10,000	38,804
*	Taiwan TEA Corp.	145,000	99,883
	Taiwan Union Technology Corp.	76,000	426,288
	Taiwan-Asia Semiconductor Corp.	89,000	105,531
	Taiyen Biotech Co. Ltd.	27,000	28,268
*	Tang Eng Iron Works Co. Ltd.	20,000	20,215
# *	Tatung Co. Ltd.	170,000	340,013
	TBI Motion Technology Co. Ltd.	30,000	30,035
	TCI Co. Ltd.	34,000	150,389
	Te Chang Construction Co. Ltd.	20,000	46,900
#	Teco Electric & Machinery Co. Ltd.	176,000	299,022
	Tehmag Foods Corp.	5,000	45,983
	TEKOM Technologies, Inc.	3,000	10,880
	Tera Autotech Corp.	24,000	20,819
	Test Research, Inc.	46,000	149,146
	Test Rite International Co. Ltd.	31,000	19,843
*	Tex-Ray Industrial Co. Ltd.	32,000	11,883
	Thermaltake Technology Co. Ltd.	12,000	15,411
	Thinking Electronic Industrial Co. Ltd.	21,000	101,358
	Thye Ming Industrial Co. Ltd.	35,000	80,179
	Tofu Restaurant Co. Ltd.	2,000	17,555
	Ton Yi Industrial Corp.	256,000	117,382
	Tong Hsing Electronic Industries Ltd.	58,970	265,408
	Tong Ming Enterprise Co. Ltd.	9,000	8,416
	Tong Yang Industry Co. Ltd.	101,000	367,661
	Tong-Tai Machine & Tool Co. Ltd.	83,000	62,749
	Top Union Electronics Corp.	29,815	31,476
	Topco Scientific Co. Ltd.	42,780	326,994
	Topco Technologies Corp.	10,000	23,912
	Topkey Corp.	21,000	126,689
	Topoint Technology Co. Ltd.	35,000	31,864
	Toung Loong Textile Manufacturing	15,000	12,020
	TPK Holding Co. Ltd.	110,000	128,938
	Trade-Van Information Services Co.	6,000	13,665
	Transcend Information, Inc.	50,000	143,537
	Transcom, Inc.	14,500	75,324
	Tripod Technology Corp.	87,000	521,890
	Trusval Technology Co. Ltd.	13,000	64,136

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tsang Yow Industrial Co. Ltd.	13,000	$11,476
	Tsann Kuen Enterprise Co. Ltd.	18,419	20,887
	TSC Auto ID Technology Co. Ltd.	8,498	59,226
#	TSEC Corp.	85,000	72,458
	TSRC Corp.	173,000	127,795
	Ttet Union Corp.	7,000	31,160
	TTFB Co. Ltd.	6,536	47,378
	TTY Biopharm Co. Ltd.	56,000	132,452
*	Tul Corp.	9,000	20,222
	Tung Ho Steel Enterprise Corp.	184,000	413,327
	Tung Thih Electronic Co. Ltd.	20,000	69,249
	TURVO International Co. Ltd.	11,000	44,178
	TXC Corp.	94,000	322,499
	TYC Brother Industrial Co. Ltd.	42,000	64,277
*	Tycoons Group Enterprise	54,115	20,292
*	Tyntek Corp.	79,000	42,310
# *	TZE Shin International Co. Ltd.	27,000	24,603
	U-BEST Innovative Technology Co. Ltd.	36,000	23,383
	Ubright Optronics Corp.	12,000	21,160
	UDE Corp.	28,000	54,302
	Ultra Chip, Inc.	19,000	48,739
	U-Ming Marine Transport Corp.	151,000	251,062
	Unic Technology Corp.	21,000	14,858
	Unictron Technologies Corp.	8,000	19,270
#	Uniform Industrial Corp.	15,000	13,484
#	Unimicron Technology Corp.	192,000	1,061,764
	Union Bank of Taiwan	280,007	132,248
*	Union Insurance Co. Ltd.	22,000	21,615
	Uni-President Enterprises Corp.	799,000	1,874,139
	Unitech Computer Co. Ltd.	13,000	14,470
	Unitech Printed Circuit Board Corp.	174,841	139,920
*	United Alloy-Tech Co.	16,000	18,468
	United Integrated Services Co. Ltd.	43,000	518,816
#	United Microelectronics Corp.	1,065,000	1,636,290
	United Orthopedic Corp.	23,000	70,452
	United Radiant Technology	17,000	9,546
	United Recommend International Co. Ltd.	11,070	24,011
	United Renewable Energy Co. Ltd.	469,000	173,840
	Univacco Technology, Inc.	17,000	17,576
	Universal Cement Corp.	138,640	149,316
	Universal Microwave Technology, Inc.	5,000	30,175
	Universal Vision Biotechnology Co. Ltd.	11,798	92,399
	Universal, Inc.	9,000	7,717
	UPC Technology Corp.	222,000	93,512
*	UPI Semiconductor Corp.	9,000	75,085
	Userjoy Technology Co. Ltd.	11,300	27,988
	USI Corp.	236,000	114,692
	U-Tech Media Corp.	25,000	17,223
	Utechzone Co. Ltd.	12,000	33,151
	UVAT Technology Co. Ltd.	9,000	13,954
	Value Valves Co. Ltd.	8,000	23,639
	Vanguard International Semiconductor Corp.	199,000	521,479
	Ventec International Group Co. Ltd., Class C	18,000	46,326
	VIA Labs, Inc.	4,000	23,728
	Via Technologies, Inc.	16,000	62,280
	Viking Tech Corp.	26,000	37,940
	Visco Vision, Inc.	9,000	69,827
	VisEra Technologies Co. Ltd.	12,000	99,642
	Visual Photonics Epitaxy Co. Ltd.	18,000	84,833

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Voltronic Power Technology Corp.	11,000	$520,489
	Wafer Works Corp.	174,000	210,132
	Waffer Technology Corp.	41,906	120,635
	Wah Hong Industrial Corp.	21,000	23,426
	Wah Lee Industrial Corp.	50,000	192,521
#	Walsin Lihwa Corp.	411,442	464,750
	Walsin Technology Corp.	92,000	311,862
	Walton Advanced Engineering, Inc.	69,000	37,813
	Wan Hai Lines Ltd.	102,400	159,054
*	We & Win Development Co. Ltd.	73,000	38,969
*	We&Win Diversification Co. Ltd.	22,000	31,966
	WEI Chih Steel Industrial Co. Ltd.	28,000	22,862
	Wei Chuan Foods Corp.	99,000	57,559
	Weikeng Industrial Co. Ltd.	147,000	154,172
	Well Shin Technology Co. Ltd.	25,000	46,512
	Welldone Co.	10,000	16,405
	Wholetech System Hitech Ltd.	18,000	59,939
	Win Semiconductors Corp.	93,000	413,334
	Winbond Electronics Corp.	509,698	404,221
	Winmate, Inc.	6,000	27,086
	Winstek Semiconductor Co. Ltd.	14,000	55,868
	WinWay Technology Co. Ltd.	4,000	101,646
	Wisdom Marine Lines Co. Ltd.	152,000	317,604
*	Wiselink Co. Ltd.	7,000	25,498
	Wistron Corp.	255,000	873,135
	Wistron Information Technology & Services Corp.	15,659	65,772
#	Wistron NeWeb Corp.	54,647	250,773
	Wiwynn Corp.	7,000	497,973
	Wonderful Hi-Tech Co. Ltd.	36,000	42,134
	Wowprime Corp.	29,293	210,904
	WPG Holdings Ltd.	252,000	680,608
	WT Microelectronics Co. Ltd.	62,641	285,966
	WUS Printed Circuit Co. Ltd.	33,000	49,467
	XinTec, Inc.	55,000	195,996
	Xxentria Technology Materials Corp.	57,500	128,822
	Ya Horng Electronic Co. Ltd.	15,000	28,313
	Yageo Corp.	40,836	778,926
#	Yang Ming Marine Transport Corp.	366,000	585,155
	Yankey Engineering Co. Ltd.	10,431	121,774
	Yao Sheng Electronic Co. Ltd.	5,000	24,321
	YC INOX Co. Ltd.	86,000	67,070
	YCC Parts Manufacturing Co. Ltd.	11,000	25,947
	Yea Shin International Development Co. Ltd.	66,702	88,955
	Yem Chio Co. Ltd.	125,000	80,122
	Yen Sun Technology Corp.	14,000	27,102
*	Yeong Guan Energy Technology Group Co. Ltd.	42,000	61,541
	YFC-Boneagle Electric Co. Ltd.	23,000	16,729
	YFY, Inc.	343,000	326,257
	Yi Jinn Industrial Co. Ltd.	31,000	23,768
	Yieh Phui Enterprise Co. Ltd.	270,600	127,712
	Yonyu Plastics Co. Ltd.	12,000	11,435
#	Young Fast Optoelectronics Co. Ltd.	26,000	45,997
	Youngtek Electronics Corp.	32,000	73,328
	Yuan High-Tech Development Co. Ltd.	3,000	11,571
	Yuanta Financial Holding Co. Ltd.	1,210,302	1,135,306
	Yuanta Futures Co. Ltd.	20,000	50,162
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	55,340
	Yulon Finance Corp.	71,308	323,041
#	Yulon Motor Co. Ltd.	140,864	295,509

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	$14,559
	Yungshin Construction & Development Co. Ltd.	37,000	232,481
	YungShin Global Holding Corp.	53,000	79,447
	Yusin Holding Corp.	7,000	25,965
	Zeng Hsing Industrial Co. Ltd.	14,669	44,572
	Zenitron Corp.	47,000	51,079
	Zero One Technology Co. Ltd.	35,579	81,383
	Zhen Ding Technology Holding Ltd.	154,000	545,094
	Zig Sheng Industrial Co. Ltd.	124,000	56,674
*	Zinwell Corp.	73,000	44,740
	Zippy Technology Corp.	20,000	33,135
	Zyxel Group Corp.	94,895	120,013

TOTAL TAIWAN			196,965,966

THAILAND — (2.1%)
	AAPICO Hitech PCL	46,400	26,919
*	Absolute Clean Energy PCL	547,400	20,531
	Advanced Info Service PCL	84,500	450,317
	Advanced Information Technology PCL, Class F	185,950	21,575
	AEON Thana Sinsap Thailand PCL	17,500	76,261
	After You PCL	40,100	9,955
	Airports of Thailand PCL	210,000	369,738
	Allianz Ayudhya Capital PCL	9,200	9,495
	Amata Corp. PCL	204,000	124,954
	AP Thailand PCL	616,300	179,602
	Asia Plus Group Holdings PCL	335,500	24,081
	Asia Sermkij Leasing PCL, NVDR	30,000	13,600
	Asian Insulators PCL	64,800	7,134
	Asian Sea Corp. PCL, Class F	67,100	15,028
	Asset World Corp. PCL	609,300	72,340
	Assetwise PCL	38,500	8,363
	B Grimm Power PCL	117,100	81,363
	Bangchak Corp. PCL	229,500	260,092
	Bangchak Sriracha PCL	203,300	48,548
	Bangkok Airways PCL	219,200	103,508
	Bangkok Bank PCL	87,700	324,201
	Bangkok Chain Hospital PCL	152,700	82,819
	Bangkok Commercial Asset Management PCL	459,900	123,476
	Bangkok Dusit Medical Services PCL, Class F	617,800	483,438
	Bangkok Expressway & Metro PCL	780,100	174,712
	Bangkok Insurance PCL	19,100	150,491
*	Bangkok Land PCL	4,188,000	76,844
	Bangkok Life Assurance PCL, NVDR	48,900	23,751
	Banpu PCL	1,832,700	274,460
	Banpu Power PCL	65,300	25,197
	BCPG PCL	208,300	37,939
	BEC World PCL	300,000	39,180
#	Berli Jucker PCL	116,700	77,149
	Betagro PCL	110,400	71,197
*	Better World Green PCL	857,700	10,646
	BG Container Glass PCL	65,500	12,283
*	Bound & Beyond PCL	54,600	14,217
#	BTS Group Holdings PCL	774,100	132,637
	Bumrungrad Hospital PCL	55,500	366,905
	Cal-Comp Electronics Thailand PCL, Class F	1,338,987	81,654
	Carabao Group PCL, Class F	39,600	73,195
	Central Pattana PCL	110,200	188,821
# *	Central Plaza Hotel PCL	49,100	59,620
	Central Retail Corp. PCL	254,800	237,199

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	CH Karnchang PCL	82,300	$50,410
	Charoen Pokphand Foods PCL	470,100	251,160
	Chayo Group PCL	201,160	23,992
	Chularat Hospital PCL, Class F	1,339,400	104,810
	CK Power PCL	425,000	44,725
	Com7 PCL, Class F	181,200	89,475
*	Country Group Development PCL	1,753,500	16,087
*	Country Group Holdings PCL, Class F	655,000	12,372
	CP ALL PCL	203,900	316,359
	CP Axtra PCL	56,700	49,723
	Delta Electronics Thailand PCL	205,300	387,777
*	Demco PCL	163,000	18,033
	Diamond Building Products PCL	45,400	9,800
	Dohome PCL	73,390	21,387
	Don Muang Tollway PCL	118,100	37,922
	Dynasty Ceramic PCL	928,200	45,333
	Eastern Polymer Group PCL, Class F	202,900	37,503
	Eastern Water Resources Development & Management PCL, Class F	110,200	10,407
	Ekachai Medical Care PCL	84,000	17,566
	Electricity Generating PCL	29,300	88,944
	Energy Absolute PCL	177,300	147,112
	Erawan Group PCL	633,300	82,367
#	Forth Corp. PCL	31,800	14,072
	Fortune Parts Industry PCL, Class F	107,900	6,231
	Frasers Property Thailand PCL	68,900	26,772
	GFPT PCL	128,100	44,590
	Global Green Chemicals PCL, Class F	58,600	12,571
	Global Power Synergy PCL, Class F	60,400	79,860
*	Green Tech Ventures PCL, Class F	3,513,400	14,220
	Gulf Energy Development PCL	143,700	156,069
#	Gunkul Engineering PCL	932,100	64,890
	Haad Thip PCL	61,200	29,560
	Hana Microelectronics PCL	157,400	164,578
	Heng Leasing & Capital PCL	223,300	9,821
	Home Product Center PCL	112,000	31,430
	Ichitan Group PCL	151,200	73,846
	Index Livingmall PCL	68,700	38,558
	Indorama Ventures PCL	118,600	76,485
	Intouch Holdings PCL, Class F	14,800	26,757
	IRPC PCL	1,292,800	68,721
*	Italian-Thai Development PCL	1,362,900	26,846
	Jasmine International PCL	725,300	62,627
*	Jasmine Technology Solution PCL	20,700	28,207
*	Jaymart Group Holdings PCL	94,900	35,850
	JMT Network Services PCL	194,600	108,695
	Karmarts PCL	167,400	72,272
	Kasikornbank PCL	31,400	110,569
	KCE Electronics PCL	121,600	128,786
	KGI Securities Thailand PCL	357,500	42,638
#	Khon Kaen Sugar Industry PCL	673,500	43,252
#	Kiatnakin Phatra Bank PCL	33,500	47,005
	Krung Thai Bank PCL	350,700	158,979
	Krungthai Card PCL	109,500	127,051
	Lalin Property PCL	77,200	15,519
	Land & Houses PCL	996,500	200,322
#	Lanna Resources PCL	46,300	17,616
	LH Financial Group PCL	1,283,700	33,599
	Loxley PCL	153,300	6,122
	LPN Development PCL	269,000	25,260

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Major Cineplex Group PCL	161,500	$64,495
*	Malee Group PCL	35,500	13,123
	Master Style PCL	15,400	26,387
	MBK PCL	181,608	83,306
	MC Group PCL	129,100	42,848
	MCS Steel PCL	99,900	21,565
	Mega Lifesciences PCL	77,400	85,629
	Minor International PCL	437,400	389,482
	MK Restaurants Group PCL	71,900	72,269
#	Muangthai Capital PCL	72,600	89,134
	Namyong Terminal PCL	111,900	13,285
	Netbay PCL	28,600	15,589
	Ngern Tid Lor PCL	175,634	99,049
	Noble Development PCL	212,600	21,340
	Northeast Rubber PCL	443,100	66,357
	NSL Foods PCL	40,500	28,140
*	Nusasiri PCL	759,400	6,147
	Origin Property PCL, Class F	243,000	46,554
	Osotspa PCL	165,500	96,013
	Plan B Media PCL, Class F	427,388	96,295
*	Platinum Group PCL, Class F	364,500	24,785
	Polyplex Thailand PCL	61,000	15,719
	Praram 9 Hospital PCL	114,700	60,043
#	Precious Shipping PCL	228,000	48,295
	Prima Marine PCL	413,100	85,273
	Property Perfect PCL	1,293,915	8,729
	Pruksa Holding PCL	141,600	44,322
*	PSG Corp. PCL	1,912,300	31,992
	PTG Energy PCL	433,200	102,280
	PTT Exploration & Production PCL	201,700	851,755
	PTT Global Chemical PCL	229,900	227,977
	PTT Oil & Retail Business PCL	191,900	96,830
	PTT PCL	1,303,400	1,186,987
	Quality Houses PCL	1,939,000	114,059
	R&B Food Supply PCL	41,000	12,391
*	Rabbit Holdings PCL, Class F	726,300	7,839
*	Raimon Land PCL	720,500	9,721
	Rajthanee Hospital PCL	21,200	14,444
	Ramkhamhaeng Hospital PCL, Class F	19,700	16,612
#	Ratch Group PCL	100,500	77,965
	Ratchaphruek Hospital PCL, Class F	55,300	9,102
	Ratchthani Leasing PCL	504,790	32,690
	Regional Container Lines PCL	116,700	64,868
	Rojana Industrial Park PCL	195,800	40,946
#	RS PCL	166,930	58,556
	S Hotels & Resorts PCL	330,833	21,960
	Sabina PCL	36,200	25,152
	Saha-Union PCL	31,400	24,783
	Saksiam Leasing PCL	153,800	20,169
*	Samart Corp. PCL	111,900	18,569
	Sansiri PCL	4,370,500	200,482
	Sappe PCL	24,700	64,982
	SC Asset Corp. PCL	436,400	44,511
	SCB X PCL	84,500	242,829
	SCG Ceramics PCL	288,200	7,699
	SCG Packaging PCL	134,700	118,126
	Sermsang Power Corp. Co. Ltd.	118,666	24,976
	Siam Cement PCL	19,300	129,674
	Siam City Cement PCL	10,300	38,632

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Siam Global House PCL	185,604	$81,133
	Siam Wellness Group PCL, Class F	170,850	38,033
	Siamgas & Petrochemicals PCL	162,300	33,721
	Sikarin PCL, Class F	109,200	30,055
	Singer Thailand PCL	83,900	22,865
	Singha Estate PCL	408,100	9,030
#	Sino-Thai Engineering & Construction PCL	287,500	83,007
	SISB PCL	34,700	36,282
	SNC Former PCL	42,900	7,929
	Somboon Advance Technology PCL	43,500	19,250
	SPCG PCL	143,200	43,663
	Sri Trang Agro-Industry PCL	240,900	113,755
	Sri Trang Gloves Thailand PCL	322,000	80,370
#	Srinanaporn Marketing PCL	114,600	52,260
	Srisawad Capital 1969 PCL	246,400	18,483
	Srisawad Corp. PCL	145,500	160,969
	Srivichai Vejvivat PCL	49,900	10,839
*	Star Petroleum Refining PCL	203,100	43,842
	Stars Microelectronics Thailand PCL	112,600	8,386
*	STP & I PCL	268,500	23,184
	Supalai PCL	218,500	116,738
*	Super Energy Corp. PCL	5,441,500	45,517
	Susco PCL	78,800	8,505
	SVI PCL	87,400	16,037
	Syntec Construction PCL	243,200	11,812
	TAC Consumer PCL, Class F	60,900	8,956
	Taokaenoi Food & Marketing PCL, Class F	103,800	29,129
	Tata Steel Thailand PCL	439,200	9,125
	Thai Life Insurance PCL	172,300	42,773
	Thai Oil PCL	167,279	245,999
	Thai Stanley Electric PCL, Class F	5,900	34,547
	Thai Union Group PCL, Class F	312,600	125,681
	Thai Vegetable Oil PCL	48,620	25,976
	Thaicom PCL	111,000	38,338
	Thaifoods Group PCL, Class F	489,500	50,192
	Thanachart Capital PCL	31,700	41,913
	Thonburi Healthcare Group PCL	37,400	40,367
	Thoresen Thai Agencies PCL	522,500	88,822
	Tipco Asphalt PCL	188,000	81,166
	Tisco Financial Group PCL	42,500	111,525
	TKS Technologies PCL	84,500	18,469
	TMBThanachart Bank PCL	2,322,274	113,419
	TMT Steel PCL	57,900	8,280
	TOA Paint Thailand PCL	92,100	62,750
	TPI Polene PCL	1,522,200	56,271
	TPI Polene Power PCL	847,300	75,905
	TQM Alpha PCL	40,000	26,983
*	True Corp. PCL	1,443,890	307,791
	TTCL PCL	108,200	10,160
	TTW PCL	169,300	41,114
	Union Auction PCL	36,100	8,816
	United Paper PCL	43,200	13,405
	Univanich Palm Oil PCL	208,100	48,572
	Vanachai Group PCL	101,000	9,266
	VGI PCL	1,393,410	64,294
	WHA Corp. PCL	859,600	115,974
	WHA Utilities & Power PCL	109,700	11,544
	Workpoint Entertainment PCL	39,100	9,232
*	Xspring Capital PCL	1,167,000	35,898

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	YGGDRAZIL Group PCL	41,400	$7,540

TOTAL THAILAND			17,898,533

TURKEY — (1.5%)
	Adel Kalemcilik Ticaret ve Sanayi AS	1,636	37,772
*	Adese Alisveris Merkezleri Ticaret AS	296,202	20,772
	Afyon Cimento Sanayi TAS	50,779	23,165
	Agesa Hayat ve Emeklilik AS	6,160	16,117
	Akbank TAS	441,802	813,177
	Akcansa Cimento AS	6,144	28,653
	Aksa Akrilik Kimya Sanayii AS	27,243	98,077
	Aksa Enerji Uretim AS	31,229	37,069
*	Aksigorta AS	108,727	24,955
	Alarko Holding AS	13,593	48,854
*	Albaraka Turk Katilim Bankasi AS	562,031	86,920
*	Alkim Alkali Kimya AS	12,658	15,743
*	Anadolu Anonim Turk Sigorta Sirketi	38,146	106,088
	Anadolu Efes Biracilik Ve Malt Sanayii AS	26,171	147,444
	Anadolu Hayat Emeklilik AS	32,074	55,039
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,537	45,677
	Arcelik AS	8,540	45,605
	ARD Grup Bilisim Teknolojileri AS	36,284	49,447
	Aselsan Elektronik Sanayi Ve Ticaret AS	64,442	120,890
*	Aydem Yenilenebilir Enerji AS, Class A	30,439	26,544
	Aygaz AS	13,679	82,849
	Aztek Teknoloji Urunleri Ticaret AS	4,145	13,001
	Bagfas Bandirma Gubre Fabrikalari AS	16,111	11,979
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	11,831
*	Baticim Bati Anadolu Cimento Sanayii AS	16,938	71,215
	Bera Holding AS	169,338	99,279
	BIM Birlesik Magazalar AS	32,567	389,076
*	Biotrend Cevre VE Enerji Yatirimlari AS	57,833	33,162
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	28,689
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	4,766	88,454
	Borusan Yatirim ve Pazarlama AS	766	76,283
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	41,949
	Bursa Cimento Fabrikasi AS	160,095	41,867
*	Can2 Termik AS	55,728	31,575
	Celebi Hava Servisi AS	735	41,827
*	Cemas Dokum Sanayi AS	191,078	18,570
	Cemtas Celik Makina Sanayi Ve Ticaret AS	33,666	11,280
	Cimsa Cimento Sanayi VE Ticaret AS	65,940	65,182
	Coca-Cola Icecek AS	11,914	267,032
	Deva Holding AS	9,169	21,347
	Dogan Sirketler Grubu Holding AS	262,142	117,933
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	45,532	19,540
	Dogus Otomotiv Servis ve Ticaret AS	10,802	94,627
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	31,956
	EGE Endustri VE Ticaret AS	185	99,993
	EGE Gubre Sanayii AS	12,670	17,848
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	19,929	31,928
Ω	Enerjisa Enerji AS	25,463	53,377
	Enka Insaat ve Sanayi AS	80,553	95,447
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	12,583
	Eregli Demir ve Celik Fabrikalari TAS	75,682	100,441
	Escar Turizm Tasimacilik Ticaret AS	2,100	17,763
	Esenboga Elektrik Uretim AS	12,069	7,952
*	Europap Tezol Kagit Sanayi VE Ticaret AS	33,041	22,731
*	Europen Endustri Insaat Sanayi VE Ticaret AS	31,829	15,303

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Ford Otomotiv Sanayi AS	5,149	$177,353
	Galata Wind Enerji AS	25,085	22,005
	Global Yatirim Holding AS	160,296	67,080
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,664	63,229
*	Goodyear Lastikleri TAS	24,063	15,984
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	71,531	54,937
	GSD Holding AS	193,884	26,172
*	Gubre Fabrikalari TAS	2,007	9,555
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	46,507
	Info Yatirim AS	31,910	11,555
*	Inveo Yatirim Holding AS	19,945	28,852
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	29,791	39,521
*	Is Finansal Kiralama AS	120,382	43,006
	Is Yatirim Menkul Degerler AS, Class A	92,488	106,891
*	Isiklar Enerji ve Yapi Holding AS	129,249	19,614
*	Izmir Demir Celik Sanayi AS	242,619	54,835
	Jantsa Jant Sanayi Ve Ticaret AS	3,039	28,558
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,247	35,640
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	19,438	11,561
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	179,451	143,812
*	Karel Elektronik Sanayi ve Ticaret AS	34,699	16,116
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	28,470
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	253,656	18,879
*	Kerevitas Gida Sanayi ve Ticaret AS	26,993	12,554
	Kervan Gida Sanayi Ve Ticaret AS	23,372	20,371
	KOC Holding AS	83,507	582,803
	Kocaer Celik Sanayi Ve Ticaret AS	29,279	52,421
	Kontrolmatik Enerji Ve Muhendislik AS	4,739	34,516
*	Konya Cimento Sanayii AS	208	73,688
*	Kordsa Teknik Tekstil AS	9,607	29,697
	Koza Altin Isletmeleri AS	62,876	45,164
*	Koza Anadolu Metal Madencilik Isletmeleri AS	40,893	65,431
	LDR Turizm AS	12,127	27,517
	Logo Yazilim Sanayi Ve Ticaret AS	16,104	44,970
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	67,980	193,809
*	Menderes Tekstil Sanayi ve Ticaret AS	26,505	10,782
*	MIA Teknoloji AS	53,754	93,223
	Migros Ticaret AS	14,486	197,425
* Ω	MLP Saglik Hizmetleri AS	16,011	115,745
*	NET Holding AS	44,398	42,430
	Nuh Cimento Sanayi AS	6,838	64,601
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	271,311	79,958
*	Orge Enerji Elektrik Taahhut AS.	12,440	26,897
	Osmanli Yatirim Menkul Degerler AS, Class A	3,001	23,776
	Otokar Otomotiv Ve Savunma Sanayi AS	1,736	28,093
*	Oyak Cimento Fabrikalari AS	36,631	68,509
*	Oyak Yatirim Menkul Degerler AS	31,633	44,465
*	Parsan Makina Parcalari Sanayii AS	4,929	16,490
*	Pegasus Hava Tasimaciligi AS	8,513	271,020
*	Peker Gayrimenkul Yatirim Ortakligi AS	76,949	18,972
	Penta Teknoloji Urunleri Dagitim Ticaret AS	31,157	17,457
*	Petkim Petrokimya Holding AS	100,092	63,975
	Pinar SUT Mamulleri Sanayii AS	6,392	18,730
	Polisan Holding AS	50,835	20,518
	Politeknik Metal Sanayi ve Ticaret AS	34	19,438
*	Qua Granite Hayal	184,107	23,631
*	Reysas Tasimacilik ve Lojistik Ticaret AS	63,648	82,470
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	75,349	78,712
*	Sasa Polyester Sanayi AS	15,140	19,276

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	7,528	$18,328
	Sekerbank Turk AS	380,691	57,019
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	33,856
	Sok Marketler Ticaret AS	73,116	131,103
	Suwen Tekstil Sanayi Pazarlama AS	29,924	18,200
*	TAV Havalimanlari Holding AS	21,951	148,721
	Tekfen Holding AS	78,011	124,811
*	Teknosa Ic Ve Dis Ticaret AS	34,354	42,777
	Tofas Turk Otomobil Fabrikasi AS	17,958	152,629
*	Tukas Gida Sanayi ve Ticaret AS	53,456	15,007
*	Tumosan Motor ve Traktor Sanayi AS	6,241	32,320
*	Turcas Petrol AS	12,431	10,094
*	Turk Hava Yollari AO	66,501	668,889
*	Turk Telekomunikasyon AS	86,749	107,988
	Turk Traktor ve Ziraat Makineleri AS	2,167	61,558
	Turkcell Iletisim Hizmetleri AS	188,637	469,621
	Turkiye Garanti Bankasi AS	77,409	197,636
	Turkiye Is Bankasi AS, Class C	809,024	342,299
	Turkiye Petrol Rafinerileri AS	121,038	730,723
	Turkiye Sigorta AS	45,055	92,134
*	Turkiye Sinai Kalkinma Bankasi AS	576,633	174,428
	Turkiye Sise ve Cam Fabrikalari AS	97,486	151,421
*	Turkiye Vakiflar Bankasi TAO, Class D	138,472	83,899
*	Ulker Biskuvi Sanayi AS	45,406	160,011
	Ulusoy Un Sanayi ve Ticaret AS	17,772	15,689
*	Vakif Finansal Kiralama AS	244,836	23,310
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,305	20,690
	Vestel Beyaz Esya Sanayi ve Ticaret AS	119,734	82,239
*	Vestel Elektronik Sanayi ve Ticaret AS	33,317	85,845
	Yapi ve Kredi Bankasi AS	482,875	483,538
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	37,367	36,707
	Yayla Agro Gida Sanayi VE Nakliyat AS	84,751	36,075
*	Zorlu Enerji Elektrik Uretim AS	435,648	88,902

TOTAL TURKEY			12,632,010

UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi Commercial Bank PJSC.	422,931	960,343
	Abu Dhabi Islamic Bank PJSC	283,673	862,446
	Abu Dhabi National Hotels	1,205,768	209,077
	Abu Dhabi National Insurance Co. PSC	30,691	48,353
	Abu Dhabi National Oil Co. for Distribution PJSC.	312,537	296,701
*	Abu Dhabi Ports Co. PJSC.	178,535	282,495
	Abu Dhabi Ship Building Co. PJSC	17,840	19,756
	ADNOC Drilling Co. PJSC	247,734	260,254
*	Agility Global PLC	150,012	53,096
	Agthia Group PJSC	88,167	137,079
	Air Arabia PJSC	539,670	392,937
*	Ajman Bank PJSC.	236,936	121,060
*	AL Seer Marine Supplies & Equipment Co. LLC	61,995	81,477
	AL Yah Satellite Communications Co-PJSC-Yah Sat	248,711	162,394
	Aldar Properties PJSC	348,782	518,331
*	Alpha Dhabi Holding PJSC.	19,372	74,465
	Amanat Holdings PJSC.	326,145	92,387
*	Amlak Finance PJSC.	236,419	50,702
*	Apex Investment Co. PSC	182,697	88,407
	Aramex PJSC	186,954	131,503
*	Bayanat AI PLC	42,420	32,835
	Burjeel Holdings PLC.	190,958	152,579
	Dana Gas PJSC.	1,614,001	303,092

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Deyaar Development PJSC	297,806	$60,807
	Dubai Electricity & Water Authority PJSC	647,688	414,155
	Dubai Financial Market PJSC	302,748	113,518
	Dubai Investments PJSC	642,321	381,813
	Dubai Islamic Bank PJSC	611,513	925,863
	Emaar Development PJSC	339,783	771,905
	Emaar Properties PJSC	854,324	1,910,350
	Emirates Central Cooling Systems Corp.	442,303	191,501
	Emirates Driving Co.	63,900	51,622
	Emirates Integrated Telecommunications Co. PJSC	178,939	284,924
	Emirates NBD Bank PJSC	286,960	1,328,811
	Emirates Telecommunications Group Co. PJSC	265,052	1,226,792
*	EMSTEEL Building Materials PJSC	488,732	190,031
*	Eshraq Investments PJSC	442,876	38,645
	Fertiglobe PLC	260,693	197,577
	First Abu Dhabi Bank PJSC	266,023	904,420
*	Ghitha Holding PJSC	7,704	74,640
*	Gulf Navigation Holding PJSC	43,065	86,091
*	Gulf Pharmaceutical Industries PSC	35,344	9,050
*	Islamic Arab Insurance Co.	69,707	7,633
*	Manazel PJSC	388,957	40,236
*	Multiply Group PJSC	1,088,525	681,011
	National Bank of Ras Al-Khaimah PSC	18,443	26,091
	National Central Cooling Co. PJSC	103,365	85,561
*	National Corp. for Tourism & Hotels	32,251	26,694
	Palms Sports PrJSC	4,850	12,924
	RAK Properties PJSC	315,537	105,028
	Ras Al Khaimah Ceramics	133,809	100,507
	Salik Co. PJSC	181,325	170,663
*	Shuaa Capital PSC	362,137	12,916
	Taaleem Holdings PJSC	23,672	24,100
	TECOM Group PJSC	93,868	70,476
*	Union Properties PJSC	571,455	66,902

TOTAL UNITED ARAB EMIRATES			15,925,026

UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	36,006	827,778

UNITED STATES — (0.0%)
* Ω	HUUUGE, Inc.	3,326	20,262

TOTAL COMMON STOCKS			827,265,087

PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*	Alpargatas SA	24,927	45,413
	Banco ABC Brasil SA, 6.724%	30,226	134,756
*	Banco ABC Brasil SA	880	3,876
Ω	Banco BMG SA, 13.443%	52,329	32,954
	Banco Bradesco SA, 7.954%	327,890	884,039
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	51,500	124,966
	Banco Mercantil do Brasil SA, 5.747%	1,000	4,420
	Banco Pan SA, 2.354%	91,918	161,794
	Banco Pine SA, 8.999%	12,500	10,399
*	Braskem SA Class A	4,100	16,802
	Centrais Eletricas Brasileiras SA Class B, 4.387%	17,400	139,264
	Centrais Eletricas de Santa Catarina SA, 9.689%	1,300	17,445
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	32,000	48,993
	Cia De Sanena Do Parana, 5.994%	175,648	174,207

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Cia Energetica de Minas Gerais, 11.044%	190,188	$357,843
Cia Energetica do Ceara Class A, 0.892%	1,701	11,311
Companhia Paranaense de Energia Class B, 4.182%	158,600	277,640
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	33,500	161,094
Energisa SA, 4.462%	75	110
Eucatex SA Industria e Comercio, 6.080%.	11,500	33,752
Gerdau SA, 7.761%	83,138	292,358
Itau Unibanco Holding SA, 7.531%	217,900	1,315,977
Marcopolo SA, 7.107%	180,120	228,593
Petroleo Brasileiro SA, 8.432%	548,514	4,438,732
Raizen SA, 6.330%	342,826	202,028
Randon SA Implementos e Participacoes, 5.442%	55,500	114,258
Schulz SA, 5.864%	40,500	48,045
Taurus Armas SA, 11.383%	22,377	52,833
Track & Field Co. SA, 1.599%	11,667	25,277
Unipar Carbocloro SA Class B, 5.246%	10,681	108,587
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	121,000	184,322

TOTAL BRAZIL		9,652,088

CHILE — (0.0%)
Embotelladora Andina SA Class B, 6.361%	11,586	32,765
Sociedad Quimica y Minera de Chile SA Class B, 9.482%	696	31,789

TOTAL CHILE		64,554

COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 8.639%	400,618	47,282
Grupo de Inversiones Suramericana SA, 5.666%	16,377	96,517

TOTAL COLOMBIA		143,799

INDIA — (0.0%)
* Sundaram Clayton Ltd.	174	23

TOTAL PREFERRED STOCKS		9,860,464

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Diagnosticos da America SA Warrants 04/30/2025	357	90
* Grupo Casas Bahia SA Warrants 09/19/2024	113,865	219

TOTAL BRAZIL		309

INDIA — (0.0%)
* IIFL Finance Ltd. Rights 05/14/2024	7,515	8,705

MALAYSIA — (0.0%)
* CAB Cakaran Corp. Bhd. Warrants 05/25/2024	20,800	1,133

TAIWAN — (0.0%)
* Chlitina Holding Ltd. Rights 05/13/2024	302	297
* Eris Technology Corp. Rights	243	430

TOTAL TAIWAN.		727

THAILAND — (0.0%)
* Better World Green PCL Warrants 03/21/2025	142,950	0
* Ner W2 Warrants 04/18/2025	73,850	99

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	TFG W4 Warrants 04/29/2025	48,950	$0

TOTAL THAILAND			99

TOTAL RIGHTS/WARRANTS			10,973

TOTAL INVESTMENT SECURITIES (Cost $742,389,505)			837,136,524

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund.	663,142	7,671,221

TOTAL INVESTMENTS — (100.0%) (Cost $750,060,618)			$844,807,745

ADR American Depositary Receipt

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$41,766,609	$781,196	—	$42,547,805
Chile	1,373,184	3,731,477	—	5,104,661
Colombia	1,406,221	4,164	—	1,410,385
Czech Republic	—	996,031	—	996,031
Egypt	195,381	166,531	—	361,912
Greece	52,583	5,309,758	—	5,362,341
Hungary	—	2,242,384	—	2,242,384
India	12,516,146	216,323,751	$34,806	228,874,703
Indonesia	—	19,587,939	10,535	19,598,474
Kuwait	6,466,745	628,225	—	7,094,970
Malaysia	602	17,542,338	—	17,542,940
Mexico	24,715,988	—	—	24,715,988
Peru	409,052	—	—	409,052
Philippines	165,300	5,992,600	—	6,157,900
Poland	—	11,766,276	—	11,766,276
Qatar	—	8,556,203	—	8,556,203
Saudi Arabia	54,106	40,103,775	—	40,157,881
South Africa	2,896,179	25,944,871	—	28,841,050
South Korea	5,809,003	125,300,083	145,470	131,254,556
Taiwan	667,055	196,298,911	—	196,965,966
Thailand	16,102,128	1,796,405	—	17,898,533
Turkey	—	12,632,010	—	12,632,010
United Arab Emirates	66,902	15,858,124	—	15,925,026
United Kingdom	827,778	—	—	827,778

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United States	—	$20,262	—		$20,262
Preferred Stocks
Brazil	$9,619,134	32,954	—		9,652,088
Chile	—	64,554	—		64,554
Colombia	143,799	—	—		143,799
India	—	23	—		23
Rights/Warrants
Brazil	—	309	—		309
India	—	8,705	—		8,705
Malaysia	—	1,133	—		1,133
Taiwan	—	727	—		727
Thailand	—	99	—		99
Securities Lending Collateral	—	7,671,221	—		7,671,221

Total Investments in Securities	$125,253,895	$719,363,039	$190,811	<>	$844,807,745

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (6.5%)
	AT&T, Inc.	17,424,096	$294,292,981
# *	Charter Communications, Inc., Class A	11,707	2,996,290
	Comcast Corp., Class A	12,257,215	467,122,464
	Electronic Arts, Inc.	291,362	36,950,529
#	Fox Corp., Class A	1,063,792	32,988,190
	Fox Corp., Class B	440,128	12,622,871
»	GCI Liberty, Inc.	59,566	53,874
#	Interpublic Group of Cos., Inc.	1,121,306	34,132,555
# *	Liberty Broadband Corp., Class A	27,366	1,371,858
*	Liberty Broadband Corp., Class C	67,513	3,357,421
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,446,028
*	Liberty Media Corp.-Liberty Formula One, Class C	98,714	6,907,019
*	Liberty Media Corp.-Liberty Live, Class A	655	23,488
*	Liberty Media Corp.-Liberty SiriusXM, Class A	26,201	630,396
*	Liberty Media Corp.-Liberty SiriusXM, Class C	290,835	6,997,490
	Meta Platforms, Inc., Class A	149,904	64,484,204
	News Corp., Class A	901,773	21,462,197
#	News Corp., Class B	64,856	1,591,566
*	Take-Two Interactive Software, Inc.	234,929	33,550,210
	T-Mobile U.S., Inc.	1,545,488	253,722,765
	Verizon Communications, Inc.	10,105,721	399,074,922
	Walt Disney Co.	1,075,437	119,481,051
*	Warner Bros Discovery, Inc.	1,559,390	11,477,110

TOTAL COMMUNICATION SERVICES			1,807,737,479

CONSUMER DISCRETIONARY — (5.4%)
*	Aptiv PLC	704,170	49,996,070
	Aramark	869,099	27,385,309
	Autoliv, Inc.	116,089	13,906,301
	BorgWarner, Inc.	671,758	22,013,510
# *	CarMax, Inc.	383,085	26,038,287
# *	Carnival Corp.	1,640,597	24,313,648
	Dick’s Sporting Goods, Inc.	21,473	4,314,785
	DR Horton, Inc.	1,755,869	250,193,774
	eBay, Inc.	2,192,529	113,002,945
	Ford Motor Co.	7,883,499	95,784,513
	Garmin Ltd.	553,650	79,985,815
	General Motors Co.	4,264,358	189,891,862
	Gentex Corp.	554,865	19,031,870
	Genuine Parts Co.	107,532	16,905,106
#	Hyatt Hotels Corp., Class A	133,345	19,840,403
	Lear Corp.	136,297	17,155,703
	Lennar Corp., Class A	1,008,494	152,907,860
#	Lennar Corp., Class B	33,910	4,760,625
	LKQ Corp.	1,699,192	73,286,151
*	MGM Resorts International	1,454,296	57,357,434
#	Penske Automotive Group, Inc.	104,673	16,005,548
	Phinia, Inc.	50,460	1,967,940
	PulteGroup, Inc.	1,754,546	195,491,515
	Ralph Lauren Corp.	83,221	13,618,284
	Tapestry, Inc.	258,509	10,319,679
	Toll Brothers, Inc.	119,988	14,291,771
*	TopBuild Corp.	4,561	1,845,700

TOTAL CONSUMER DISCRETIONARY			1,511,612,408

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (4.3%)
	Albertsons Cos., Inc., Class A	187,559	$3,826,204
	Archer-Daniels-Midland Co.	1,097,553	64,382,459
#	Bunge Global SA	609,659	62,038,900
#	Campbell Soup Co.	387,621	17,718,156
	Casey’s General Stores, Inc.	33,165	10,598,871
	Conagra Brands, Inc.	714,767	22,000,528
	Constellation Brands, Inc., Class A	134,015	33,967,442
# *	Coty, Inc., Class A	255,459	2,922,451
# *	Dollar Tree, Inc.	891,449	105,413,844
	General Mills, Inc.	1,998,065	140,783,660
	Hormel Foods Corp.	651,465	23,166,095
	J M Smucker Co.	554,387	63,671,347
	Kenvue, Inc.	1,700,946	32,011,804
	Keurig Dr Pepper, Inc.	687,203	23,158,741
	Kraft Heinz Co.	667,269	25,763,256
	Kroger Co.	3,625,116	200,758,924
	Molson Coors Beverage Co., Class B	468,358	26,818,179
	Mondelez International, Inc., Class A	3,101,723	223,137,953
*	Performance Food Group Co.	118,856	8,067,945
	Tyson Foods, Inc., Class A	1,102,627	66,874,328
*	U.S. Foods Holding Corp.	903,258	45,388,714

TOTAL CONSUMER STAPLES			1,202,469,801

ENERGY — (14.1%)
	Baker Hughes Co.	2,705,127	88,241,243
#	Chesapeake Energy Corp.	232,411	20,889,101
	Chevron Corp.	4,492,046	724,432,258
	ConocoPhillips	3,086,998	387,788,689
	Coterra Energy, Inc.	2,289,186	62,632,129
	Devon Energy Corp.	1,436,131	73,501,185
	Diamondback Energy, Inc.	636,616	128,042,576
	EOG Resources, Inc.	993,991	131,336,031
#	EQT Corp.	682,026	27,342,422
	Exxon Mobil Corp.	10,898,924	1,289,015,690
	HF Sinclair Corp.	287,753	15,610,600
	Kinder Morgan, Inc.	6,012,052	109,900,311
	Marathon Oil Corp.	1,942,732	52,162,354
	Marathon Petroleum Corp.	1,036,074	188,275,367
	Occidental Petroleum Corp.	1,364,082	90,220,383
	ONEOK, Inc.	3,810	301,447
	Ovintiv, Inc.	177,633	9,116,126
	Phillips 66	941,306	134,804,432
	Pioneer Natural Resources Co.	506,358	136,372,337
	Schlumberger NV	399,969	18,990,528
	Valero Energy Corp.	967,225	154,630,261
	Williams Cos., Inc.	2,741,642	105,169,387

TOTAL ENERGY			3,948,774,857

FINANCIALS — (24.0%)
	Aflac, Inc.	1,432,922	119,863,925
	Ally Financial, Inc.	1,842,669	70,666,356
	American Financial Group, Inc.	82,422	10,529,410
	American International Group, Inc.	1,904,953	143,462,010
*	Arch Capital Group Ltd.	933,062	87,278,619

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Axis Capital Holdings Ltd.	3,443	$211,159
	Bank of America Corp.	7,565,186	279,987,571
	Bank of New York Mellon Corp.	2,476,920	139,921,211
*	Berkshire Hathaway, Inc., Class B	1,791,259	710,646,183
	BlackRock, Inc.	26,287	19,837,222
	BOK Financial Corp.	6,114	542,495
	Capital One Financial Corp.	1,477,562	211,926,718
#	Carlyle Group, Inc.	71,690	3,211,712
	Charles Schwab Corp.	3,700	273,615
	Chubb Ltd.	623,230	154,959,907
	Cincinnati Financial Corp.	53,977	6,244,599
	Citigroup, Inc.	2,313,118	141,863,527
	Citizens Financial Group, Inc.	632,526	21,575,462
	CME Group, Inc.	31,597	6,623,995
	CNA Financial Corp.	48,457	2,129,201
	Corebridge Financial, Inc.	65,765	1,746,718
	Discover Financial Services	967,007	122,548,797
	Equitable Holdings, Inc.	10,374	382,904
	Everest Group Ltd.	108,975	39,929,530
#	F&G Annuities & Life, Inc.	8,261	312,431
	Fidelity National Financial, Inc.	296,968	14,699,916
	Fidelity National Information Services, Inc.	1,876,852	127,475,788
	Fifth Third Bancorp	3,530,714	128,729,832
	First Citizens BancShares, Inc., Class A	10,466	17,653,630
*	Fiserv, Inc.	733,273	111,948,789
	Franklin Resources, Inc.	331,384	7,568,811
	Global Payments, Inc.	464,005	56,965,894
	Globe Life, Inc.	11,967	911,526
	Goldman Sachs Group, Inc.	742,023	316,628,634
	Hartford Financial Services Group, Inc.	1,920,130	186,041,396
	Huntington Bancshares, Inc.	3,673,080	49,476,388
	Intercontinental Exchange, Inc.	121,984	15,706,660
	Jefferies Financial Group, Inc.	211,316	9,099,267
	JPMorgan Chase & Co.	7,413,686	1,421,500,154
	KeyCorp.	2,382,473	34,522,034
	Loews Corp.	619,986	46,591,948
#	M&T Bank Corp.	334,893	48,355,200
*	Markel Group, Inc.	8,815	12,855,796
	MetLife, Inc.	1,144,078	81,321,064
	Morgan Stanley	2,664,369	242,031,280
	Northern Trust Corp.	269,881	22,235,496
	Old Republic International Corp.	17,558	524,282
	PNC Financial Services Group, Inc.	578,982	88,734,781
	Principal Financial Group, Inc.	1,433,986	113,485,652
	Prudential Financial, Inc.	1,287,996	142,297,798
	Raymond James Financial, Inc.	360,931	44,033,582
	Regions Financial Corp.	4,794,047	92,381,286
	Reinsurance Group of America, Inc.	33,547	6,272,953
#	RenaissanceRe Holdings Ltd.	14,057	3,081,997
	State Street Corp.	746,385	54,105,449
	Synchrony Financial	1,445,581	63,576,652
	T Rowe Price Group, Inc.	198,131	21,709,214
	Travelers Cos., Inc.	1,031,317	218,804,215
	Truist Financial Corp.	3,479,540	130,656,727
	U.S. Bancorp	2,245,511	91,235,112
	Unum Group	46,438	2,354,407
	W R Berkley Corp.	247,111	19,020,134
	Webster Financial Corp.	37,900	1,661,157
	Wells Fargo & Co.	5,729,127	339,851,814
	Willis Towers Watson PLC	72,358	18,171,988

TOTAL FINANCIALS			6,700,953,980

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (14.0%)
	Abbott Laboratories	979,906	$103,840,639
*	Avantor, Inc.	1,156,709	28,027,059
	Baxter International, Inc.	223,072	9,005,417
	Becton Dickinson & Co.	575,857	135,096,052
*	Biogen, Inc.	435,599	93,575,377
*	BioMarin Pharmaceutical, Inc.	46,249	3,735,069
*	Boston Scientific Corp.	794,102	57,072,111
	Bristol-Myers Squibb Co.	4,798,749	210,857,031
*	Centene Corp.	1,455,684	106,352,273
*	Charles River Laboratories International, Inc.	99,659	22,821,911
	Cigna Group	835,431	298,282,284
	Cooper Cos., Inc.	124,928	11,126,088
	CVS Health Corp.	3,020,719	204,532,883
	Danaher Corp.	1,108,364	273,344,730
*	DaVita, Inc.	1,999	277,881
	Elevance Health, Inc.	643,604	340,196,202
*	Envista Holdings Corp.	11,130	219,038
*	Fortrea Holdings, Inc.	254,689	9,319,071
*	GE HealthCare Technologies, Inc.	896,938	68,382,553
	Gilead Sciences, Inc.	2,415,847	157,513,224
# *	Henry Schein, Inc.	124,562	8,629,655
*	Hologic, Inc.	568,784	43,096,764
	Humana, Inc.	391,825	118,366,414
*	Incyte Corp.	99,435	5,175,592
*	Jazz Pharmaceuticals PLC	60,123	6,658,622
	Laboratory Corp. of America Holdings	634,299	127,728,790
	Medtronic PLC	2,123,614	170,398,787
*	Moderna, Inc.	182,534	20,135,326
*	Molina Healthcare, Inc.	5,358	1,832,972
	Pfizer, Inc.	13,412,147	343,619,206
	Quest Diagnostics, Inc.	905,867	125,172,702
*	Regeneron Pharmaceuticals, Inc.	180,242	160,534,340
	Revvity, Inc.	131,820	13,507,595
	Royalty Pharma PLC, Class A	7,285	201,794
	STERIS PLC	203,707	41,670,304
	Thermo Fisher Scientific, Inc.	370,154	210,513,983
*	United Therapeutics Corp.	55,899	13,098,813
	UnitedHealth Group, Inc.	424,475	205,318,557
	Universal Health Services, Inc., Class B	354,912	60,487,652
	Viatris, Inc.	3,025,059	34,999,933
	Zimmer Biomet Holdings, Inc.	530,652	63,826,823

TOTAL HEALTH CARE			3,908,551,517

INDUSTRIALS — (12.5%)
	AECOM	159,739	14,753,494
	AMETEK, Inc.	444,064	77,560,218
*	Builders FirstSource, Inc.	484,342	88,547,404
	Carlisle Cos., Inc.	213,130	82,747,723
	Carrier Global Corp.	271,927	16,720,791
#	Concentrix Corp.	80,019	4,374,639
	Cummins, Inc.	618,184	174,630,798
	Deere & Co.	179,086	70,096,051
	Delta Air Lines, Inc.	2,724,121	136,396,739
	Dover Corp.	451,063	80,875,596

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	EMCOR Group, Inc.	19,031	$6,797,302
	Emerson Electric Co.	358,358	38,623,825
	FedEx Corp.	613,891	160,704,386
	Fortive Corp.	611,065	45,994,863
	Fortune Brands Innovations, Inc.	199,434	14,578,625
*	GE Vernova, Inc.	259,709	39,919,870
	General Dynamics Corp.	477,120	136,976,381
	General Electric Co.	115,127	18,629,851
	Huntington Ingalls Industries, Inc.	47,968	13,283,778
	Ingersoll Rand, Inc.	1,006,752	93,950,097
	Jacobs Solutions, Inc.	311,550	44,716,772
	JB Hunt Transport Services, Inc.	57,758	9,389,718
	Johnson Controls International PLC	2,003,309	130,355,317
	L3Harris Technologies, Inc.	470,761	100,766,392
	Leidos Holdings, Inc.	714,993	100,256,319
	ManpowerGroup, Inc.	2,452	185,003
*	Masterbrand, Inc.	14,587	243,165
	MDU Resources Group, Inc.	20,335	502,275
# *	NEXTracker, Inc., Class A	259,476	11,102,978
	Norfolk Southern Corp.	677,854	156,123,333
	Northrop Grumman Corp.	148,767	72,156,458
	nVent Electric PLC	36,380	2,621,907
	Oshkosh Corp.	2,394	268,774
	Otis Worldwide Corp.	876,223	79,911,538
	Owens Corning	520,448	87,544,558
	PACCAR, Inc.	2,024,474	214,816,936
	Parker-Hannifin Corp.	154,559	84,220,745
	Pentair PLC	935,192	73,964,335
	Regal Rexnord Corp.	50,964	8,224,061
	Republic Services, Inc.	756,130	144,950,121
	RTX Corp.	2,051,769	208,295,589
	Snap-on, Inc.	313,561	84,021,806
#	Southwest Airlines Co.	1,374,673	35,659,018
	SS&C Technologies Holdings, Inc.	640,960	39,669,014
	Stanley Black & Decker, Inc.	362,099	33,095,849
	Textron, Inc.	1,104,443	93,424,833
	Trane Technologies PLC	344	109,165
	TransUnion	187,987	13,723,051
# *	U-Haul Holding Co.	84,288	5,329,530
	U-Haul Holding Co.	758,592	46,516,861
*	United Airlines Holdings, Inc.	1,338,522	68,880,342
	United Rentals, Inc.	126,828	84,719,836
	Veralto Corp.	367,222	34,401,357
#	Vestis Corp.	180,163	3,318,602
	Westinghouse Air Brake Technologies Corp.	392,002	63,143,682
	Xylem, Inc.	178,950	23,388,765

TOTAL INDUSTRIALS			3,476,180,436

INFORMATION TECHNOLOGY — (9.0%)
*	Advanced Micro Devices, Inc.	953,401	150,999,650
*	Akamai Technologies, Inc.	376,974	38,047,986
	Amdocs Ltd.	661,039	55,520,666
	Analog Devices, Inc.	1,159,653	232,637,988
# *	Aspen Technology, Inc.	2,278	448,470
#	Avnet, Inc.	5,178	253,049
	Cisco Systems, Inc.	6,281,401	295,100,219
	Cognizant Technology Solutions Corp., Class A	2,163,324	142,087,120
	Corning, Inc.	4,138,362	138,138,523
# *	DXC Technology Co.	19,272	375,611

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EPAM Systems, Inc.	12,951	$3,046,852
*	F5, Inc.	33,119	5,474,902
*	First Solar, Inc.	93,364	16,460,073
*	Flex Ltd.	1,489,660	42,678,759
# *	GLOBALFOUNDRIES, Inc.	163,292	7,981,713
	Hewlett Packard Enterprise Co.	6,350,484	107,958,228
	HP, Inc.	4,760,492	133,722,220
	Intel Corp.	6,735,002	205,215,511
	Marvell Technology, Inc.	1,003,660	66,151,231
	Microchip Technology, Inc.	2,564	235,837
	Micron Technology, Inc.	1,553,715	175,507,646
*	Okta, Inc.	92,970	8,644,351
*	ON Semiconductor Corp.	1,126,150	79,010,684
*	Qorvo, Inc.	288,812	33,744,794
	Roper Technologies, Inc.	49,228	25,178,153
	Salesforce, Inc.	579,386	155,820,071
	Skyworks Solutions, Inc.	590,952	62,989,574
	TD SYNNEX Corp.	53,561	6,311,628
	TE Connectivity Ltd.	1,310,687	185,435,997
*	Teledyne Technologies, Inc.	74,085	28,261,946
*	Trimble, Inc.	56,756	3,409,333
*	Twilio, Inc., Class A	108,045	6,469,735
*	Western Digital Corp.	852,349	60,371,880
*	Zebra Technologies Corp., Class A	28,388	8,929,729
*	Zoom Video Communications, Inc., Class A	266,982	16,312,600

TOTAL INFORMATION TECHNOLOGY			2,498,932,729

MATERIALS — (7.7%)
	Air Products & Chemicals, Inc.	354,174	83,705,483
#	Albemarle Corp.	489,084	58,841,696
	Amcor PLC	2,725,913	24,369,662
	Ball Corp.	112,703	7,840,748
#	Celanese Corp.	199,333	30,619,542
	CF Industries Holdings, Inc.	853,314	67,386,207
*	Cleveland-Cliffs, Inc.	32,376	547,154
	Corteva, Inc.	1,067,016	57,757,576
	Crown Holdings, Inc.	16,342	1,341,188
	Dow, Inc.	3,111,074	177,020,111
	DuPont de Nemours, Inc.	522,766	37,900,535
	Eastman Chemical Co.	720,826	68,074,807
	Freeport-McMoRan, Inc.	4,433,625	221,415,233
	Huntsman Corp.	8,221	196,153
	International Flavors & Fragrances, Inc.	147,017	12,444,989
	International Paper Co.	851,795	29,761,717
	Linde PLC	236,075	104,099,632
	LyondellBasell Industries NV, Class A	1,456,003	145,556,620
	Martin Marietta Materials, Inc.	208,102	122,170,441
	Mosaic Co.	69,039	2,167,134
	Newmont Corp.	1,800,806	73,184,756
	Nucor Corp.	1,548,608	260,986,906
	Packaging Corp. of America	210,765	36,458,130
	PPG Industries, Inc.	588,754	75,949,266
	Reliance, Inc.	412,753	117,519,034
	Steel Dynamics, Inc.	1,332,790	173,422,635
	Vulcan Materials Co.	446,050	114,915,862
	Westlake Corp.	370,962	54,664,960
	Westrock Co.	5,525	264,979

TOTAL MATERIALS			2,160,583,156

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	1,053,860	$91,569,895
*	Jones Lang LaSalle, Inc.	84,909	15,343,056
*	Zillow Group, Inc., Class C	70,703	3,009,827

	TOTAL REAL ESTATE		109,922,778

	UTILITIES — (0.4%)
	NRG Energy, Inc.	416,131	30,240,240
	Vistra Corp.	1,053,593	79,904,493

	TOTAL UTILITIES		110,144,733

	TOTAL COMMON STOCKS Cost ($ 16,349,905,379)		27,435,863,874

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	253,789,454	253,789,454

	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	19,052,700	220,401,630

	TOTAL INVESTMENTS — (100.0%) (Cost $ 16,824,095,969)		$27,910,054,958

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	775	06/21/24	$202,824,226	$196,346,250	$(6,477,976)

Total Futures Contracts			$202,824,226	$196,346,250	$(6,477,976)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,807,683,605	$53,874	—	$1,807,737,479
Consumer Discretionary	1,511,612,408	—	—	1,511,612,408
Consumer Staples	1,202,469,801	—	—	1,202,469,801
Energy	3,948,774,857	—	—	3,948,774,857
Financials	6,700,953,980	—	—	6,700,953,980
Health Care	3,908,551,517	—	—	3,908,551,517
Industrials	3,476,180,436	—	—	3,476,180,436
Information Technology	2,498,932,729	—	—	2,498,932,729
Materials	2,160,583,156	—	—	2,160,583,156
Real Estate	109,922,778	—	—	109,922,778

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$110,144,733	—	—	$110,144,733
Temporary Cash Investments	253,789,454	—	—	253,789,454
Securities Lending Collateral	—	$220,401,630	—	220,401,630

Total Investments in Securities	$27,689,599,454	$220,455,504	—	$27,910,054,958

Financial Instruments
Liabilities
Futures Contracts**	(6,477,976)	—	—	(6,477,976)

Total Financial Instruments	$(6,477,976)	—	—	$(6,477,976)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.1%)
	Akatsuki, Inc.	44,200	$644,952
*	AlphaPolis Co. Ltd.	9,200	112,059
	Amuse, Inc.	38,500	392,782
	Asahi Broadcasting Group Holdings Corp.	3,600	14,746
	Asahi Net, Inc.	109,100	441,440
	Ateam, Inc.	2,100	8,310
*	Atrae, Inc.	15,200	41,954
	Avex, Inc.	200,700	1,652,386
# *	Bank of Innovation, Inc.	6,200	157,983
# *	Bengo4.com, Inc.	43,000	785,031
	Broadmedia Corp.	7,321	62,246
#	Bushiroad, Inc.	22,000	51,571
	Carta Holdings, Inc.	4,900	54,817
# *	CAVE Interactive Co. Ltd.	12,500	118,766
	Ceres, Inc.	23,200	248,367
	COLOPL, Inc.	233,600	902,836
*	COOKPAD, Inc.	21,300	21,508
# *	Cover Corp.	76,900	821,619
	Daiichikosho Co. Ltd.	293,900	3,430,517
# *	DeNA Co. Ltd.	394,600	3,979,989
	Digital Holdings, Inc.	46,900	323,756
# *	Drecom Co. Ltd.	3,500	23,582
#	Fibergate, Inc.	43,400	306,697
#	Freebit Co. Ltd.	65,800	598,863
*	GA Technologies Co. Ltd.	52,800	443,657
# *	giftee, Inc.	103,700	773,816
	Gree, Inc.	237,500	701,228
	GungHo Online Entertainment, Inc.	267,600	3,934,127
	IG Port, Inc.	8,200	216,453
	Imagica Group, Inc.	86,800	332,838
	i-mobile Co. Ltd.	104,500	261,036
	Infocom Corp.	143,100	2,448,664
	Intage Holdings, Inc.	58,800	545,591
#	IPS, Inc.	25,799	378,155
#	ITmedia, Inc.	56,800	652,578
# *	Japan Communications, Inc.	832,400	1,044,490
	Kakaku.com, Inc.	289,100	3,325,388
#	Kamakura Shinsho Ltd.	88,900	300,062
# *	KLab, Inc.	174,300	268,635
#	LIFULL Co. Ltd.	392,800	411,123
	Macromill, Inc.	238,997	1,114,253
	MarkLines Co. Ltd.	72,900	1,375,978
	Marvelous, Inc.	157,400	673,431
#	Members Co. Ltd.	48,200	277,659
	MIXI, Inc.	233,000	3,556,009
	Okinawa Cellular Telephone Co.	157,500	3,384,198
	Oricon, Inc.	23,100	120,699
#	Port, Inc.	27,900	352,798
*	PR Times Corp.	15,200	174,525
	Proto Corp.	156,700	1,387,652
# *	Sharingtechnology, Inc.	47,800	166,496
	SKY Perfect JSAT Holdings, Inc.	897,900	5,283,873
#	Synchro Food Co. Ltd.	20,000	69,706

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Toei Co. Ltd.	39,400	$935,268
#	Tohokushinsha Film Corp.	94,800	745,555
	Tow Co. Ltd.	69,400	162,018
	TV Asahi Holdings Corp.	100,500	1,318,069
	Tv Tokyo Holdings Corp.	59,200	1,109,895
	U-Next Holdings Co. Ltd.	125,400	3,504,249
	ValueCommerce Co. Ltd.	105,400	721,434
#	Vector, Inc.	174,200	1,460,907
# *	Vision, Inc.	211,100	1,544,024
	Wowow, Inc.	28,700	199,822
	Zenrin Co. Ltd.	196,650	1,111,295
	ZIGExN Co. Ltd.	276,100	925,287

TOTAL COMMUNICATION SERVICES			62,909,718

CONSUMER DISCRETIONARY — (15.1%)
	&Do Holdings Co. Ltd.	59,500	476,956
	AB&Company Co. Ltd.	2,500	14,087
	Adastria Co. Ltd.	140,240	3,053,629
#	Adventure, Inc.	13,900	291,016
#	Aeon Fantasy Co. Ltd.	44,432	624,222
	Aeon Kyushu Co. Ltd.	2,500	44,866
#	Ahresty Corp.	107,300	431,028
	Ainavo Holdings Co. Ltd.	5,600	45,161
#	Airtrip Corp.	89,900	807,023
	Aisan Industry Co. Ltd.	208,600	1,948,574
*	Akebono Brake Industry Co. Ltd.	574,900	564,474
	Alleanza Holdings Co. Ltd.	77,800	529,044
#	Alpen Co. Ltd.	94,700	1,248,238
	Alpha Corp.	31,700	301,423
	Amiyaki Tei Co. Ltd.	24,614	986,271
	AOKI Holdings, Inc.	210,400	1,482,240
	Aoyama Trading Co. Ltd.	217,900	2,238,105
	Arata Corp.	171,200	3,793,107
	ARCLANDS Corp.	248,376	3,057,573
	Asahi Co. Ltd.	99,500	902,278
	Ashimori Industry Co. Ltd.	26,599	413,518
	ASKUL Corp.	227,500	3,435,771
	Asti Corp.	17,700	363,128
	Aucnet, Inc.	68,500	1,127,380
	Autobacs Seven Co. Ltd.	419,500	4,241,612
#	Avantia Co. Ltd.	45,400	235,561
	Baroque Japan Ltd.	12,200	58,849
#	Beauty Garage, Inc.	44,600	549,561
#	Beenos, Inc.	41,600	556,652
	Belluna Co. Ltd.	282,400	1,137,098
	Bic Camera, Inc.	452,100	4,390,012
#	Bookoff Group Holdings Ltd.	66,600	717,535
#	BuySell Technologies Co. Ltd.	6,200	107,788
	Casio Computer Co. Ltd.	142,600	1,188,040
	Central Automotive Products Ltd.	80,500	2,946,708
#	Central Sports Co. Ltd.	39,686	615,172
#	Chikaranomoto Holdings Co. Ltd.	69,100	741,416
	Chiyoda Co. Ltd.	108,500	605,650
	Chofu Seisakusho Co. Ltd.	107,200	1,549,776
#	Choushimaru Co. Ltd.	19,300	241,874
	Chuo Spring Co. Ltd.	75,100	512,211
	Cleanup Corp.	117,400	559,328
#	Colowide Co. Ltd.	352,100	4,796,921
	Corona Corp.	95,400	581,471

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Create Restaurants Holdings, Inc.	694,000	$4,782,694
	Curves Holdings Co. Ltd.	243,900	1,145,513
	Daido Metal Co. Ltd.	230,100	904,242
	Daidoh Ltd.	3,200	12,553
#	Daikoku Denki Co. Ltd.	45,800	1,049,107
	Daikyonishikawa Corp.	227,800	1,045,907
	Daimaruenawin Co. Ltd.	3,400	31,551
	Dainichi Co. Ltd.	33,700	148,384
	DCM Holdings Co. Ltd.	650,800	6,025,303
# *	DD GROUP Co. Ltd.	54,300	437,110
# *	Demae-Can Co. Ltd.	84,300	145,417
	Doshisha Co. Ltd.	130,800	1,802,893
	Doutor Nichires Holdings Co. Ltd.	182,986	2,450,452
	Eagle Industry Co. Ltd.	162,900	1,889,538
#	EAT & Holdings Co. Ltd.	35,300	444,430
#	EDION Corp.	489,800	5,060,025
#	ES-Con Japan Ltd.	87,100	573,607
#	Eslead Corp.	47,700	1,027,752
	Exedy Corp.	175,800	3,218,673
	FCC Co. Ltd.	211,800	3,013,669
	Felissimo Corp.	20,600	118,609
#	First Juken Co. Ltd.	15,200	103,216
	FJ Next Holdings Co. Ltd.	106,600	921,434
	Food & Life Cos. Ltd.	547,600	10,350,094
	Foster Electric Co. Ltd.	105,500	835,880
#	Fuji Corp.	72,800	845,594
	Fuji Corp. Ltd.	148,400	700,193
	Fuji Kyuko Co. Ltd.	111,399	2,378,389
	Fujibo Holdings, Inc.	61,600	1,628,297
	Fujikura Composites, Inc.	104,700	972,270
# *	Fujio Food Group, Inc.	35,900	328,151
	Fujishoji Co. Ltd.	35,500	283,311
*	Fujita Kanko, Inc.	42,000	1,767,263
	Fujitsu General Ltd.	234,400	3,023,601
	FuKoKu Co. Ltd.	66,400	789,722
	Furukawa Battery Co. Ltd.	88,000	582,970
#	Furyu Corp.	106,600	812,132
	Futaba Industrial Co. Ltd.	299,600	1,756,994
	Gakkyusha Co. Ltd.	49,300	679,990
#	Gamecard-Joyco Holdings, Inc.	10,400	150,489
#	Genki Sushi Co. Ltd.	62,100	1,166,397
	Geo Holdings Corp.	148,000	1,861,395
#	Gift Holdings, Inc.	50,500	957,093
#	GLOBERIDE, Inc.	103,298	1,314,775
	Greens Co. Ltd.	41,000	578,537
	GSI Creos Corp.	63,184	900,906
	G-Tekt Corp.	135,700	1,851,440
	Gunze Ltd.	90,200	3,057,263
#	Hagihara Industries, Inc.	76,000	750,948
	Hamee Corp.	36,200	266,673
	Handsman Co. Ltd.	43,500	262,893
	Happinet Corp.	97,600	1,890,339
	Hard Off Corp. Co. Ltd.	58,800	646,706
	Heiwa Corp.	327,400	4,101,338
	Hiday Hidaka Corp.	91,000	1,617,524
#	HI-LEX Corp.	123,580	1,210,603
	Himaraya Co. Ltd.	16,100	93,313
*	Hiramatsu, Inc.	10,500	17,670
# *	HIS Co. Ltd.	82,700	918,907

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	H-One Co. Ltd.	129,300	$567,713
	Honeys Holdings Co. Ltd.	113,140	1,218,457
	Hoosiers Holdings Co. Ltd.	207,900	1,437,609
	Hotland Co. Ltd.	59,600	817,197
#	I K K Holdings, Inc.	13,700	67,610
#	IBJ, Inc.	117,900	405,887
	Ichibanya Co. Ltd.	204,690	1,413,296
	Ichikoh Industries Ltd.	194,100	656,913
	IDOM, Inc.	332,500	2,948,603
#	Imasen Electric Industrial	37,400	150,306
# *	Istyle, Inc.	375,398	1,254,650
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	134,900	3,134,061
# *	Jade Group, Inc.	52,000	504,620
	JANOME Corp.	95,700	404,942
	Japan Wool Textile Co. Ltd.	306,800	2,648,575
	JINS Holdings, Inc.	75,900	1,594,576
# *	Joban Kosan Co. Ltd.	40,199	307,814
	Joshin Denki Co. Ltd.	106,200	1,713,121
	Joyful Honda Co. Ltd.	174,100	2,476,064
	JP-Holdings, Inc.	305,200	877,020
	JVCKenwood Corp.	904,200	4,596,444
*	Kappa Create Co. Ltd.	65,400	667,893
	Kawai Musical Instruments Manufacturing Co. Ltd.	34,500	818,607
	KeyHolder, Inc.	3,600	21,832
#	KFC Holdings Japan Ltd.	88,100	2,857,411
#	King Co. Ltd.	54,100	236,578
	Kintetsu Department Store Co. Ltd.	27,900	386,820
#	Ki-Star Real Estate Co. Ltd.	50,899	1,233,892
# *	KNT-CT Holdings Co. Ltd.	18,900	151,422
	Kohnan Shoji Co. Ltd.	146,300	4,131,574
	Kojima Co. Ltd.	172,500	889,900
	Komatsu Matere Co. Ltd.	174,599	837,114
	KOMEDA Holdings Co. Ltd.	283,300	4,650,021
	Komehyo Holdings Co. Ltd.	40,300	949,644
	Komeri Co. Ltd.	191,100	4,633,420
#	Konaka Co. Ltd.	129,706	322,986
	Koshidaka Holdings Co. Ltd.	239,400	1,309,686
#	Kotobukiya Co. Ltd.	5,400	65,364
# *	Kourakuen Holdings Corp.	10,700	85,318
	K’s Holdings Corp.	644,600	6,187,664
	KU Holdings Co. Ltd.	115,500	845,027
	Kura Sushi, Inc.	26,300	816,342
	Kurabo Industries Ltd.	91,800	2,160,163
	Kushikatsu Tanaka Holdings Co.	17,400	186,208
	KYB Corp.	102,100	3,485,582
	Kyoritsu Maintenance Co. Ltd.	360,800	7,694,293
	LEC, Inc.	142,200	995,501
#	LITALICO, Inc.	113,600	1,313,658
	Look Holdings, Inc.	37,100	702,685
	Mamiya-Op Co. Ltd.	1,800	19,059
	Mars Group Holdings Corp.	63,900	1,308,620
	Maruzen CHI Holdings Co. Ltd.	101,100	211,558
#	Matsuoka Corp.	6,800	63,866
	Matsuya Co. Ltd.	87,400	496,830
	Matsuyafoods Holdings Co. Ltd.	15,900	564,353
	Media Do Co. Ltd.	47,900	411,345
#	Meiwa Estate Co. Ltd.	73,200	455,315
# *	Mercari, Inc.	641,700	7,419,895

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Mikuni Corp.	134,100	$365,673
	Mitsuba Corp.	178,488	1,638,818
	Mizuno Corp.	105,600	5,125,163
	Monogatari Corp.	184,000	4,971,355
	Morito Co. Ltd.	107,800	1,053,821
	MrMax Holdings Ltd.	137,925	572,316
	Murakami Corp.	31,800	943,708
	Musashi Seimitsu Industry Co. Ltd.	278,800	2,954,264
	Nafco Co. Ltd.	54,200	990,690
	Nagase Brothers, Inc.	8,600	102,484
	Nagawa Co. Ltd.	31,800	1,485,139
	Nakayamafuku Co. Ltd.	29,900	67,082
#	New Art Holdings Co. Ltd.	36,134	375,993
#	Nextage Co. Ltd.	222,300	3,902,870
	NHK Spring Co. Ltd.	943,987	9,567,160
	Nichirin Co. Ltd.	61,160	1,527,372
	Nihon House Holdings Co. Ltd.	222,000	439,158
	Nihon Plast Co. Ltd.	48,300	154,145
	Nihon Tokushu Toryo Co. Ltd.	75,300	668,334
	Nihon Trim Co. Ltd.	5,000	112,905
#	Nippon Felt Co. Ltd.	78,100	210,744
	Nippon Seiki Co. Ltd.	274,900	2,499,765
	Nishikawa Rubber Co. Ltd.	38,500	485,020
	Nishimatsuya Chain Co. Ltd.	228,700	3,171,428
	Nissan Shatai Co. Ltd.	359,300	2,322,436
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	583,636
	NITTAN Corp.	22,400	48,877
	Nojima Corp.	379,300	4,531,861
	NOK Corp.	160,380	2,321,024
	NPR-RIKEN Corp.	125,398	2,307,152
	Ohashi Technica, Inc.	62,900	632,472
	Ohsho Food Service Corp.	67,800	3,360,163
	Onward Holdings Co. Ltd.	561,800	2,162,523
#	Ootoya Holdings Co. Ltd.	8,000	256,863
	Ozu Corp.	22,200	248,111
	Pacific Industrial Co. Ltd.	252,000	2,599,186
	PAL GROUP Holdings Co. Ltd.	248,700	2,968,024
	PALTAC Corp.	89,400	2,705,863
#	Paris Miki Holdings, Inc.	8,700	22,090
*	PIA Corp.	1,700	33,518
	Piolax, Inc.	163,900	2,784,425
	Press Kogyo Co. Ltd.	533,100	2,622,966
#	Pressance Corp.	111,400	1,290,921
#	QB Net Holdings Co. Ltd.	8,400	60,665
#	Raccoon Holdings, Inc.	102,800	436,570
#	Renaissance, Inc.	3,500	22,399
	Resol Holdings Co. Ltd.	1,200	39,025
	Resorttrust, Inc.	477,064	7,895,577
#	Rhythm Co. Ltd.	34,000	662,522
	Riberesute Corp.	27,200	137,596
#	Ride On Express Holdings Co. Ltd.	36,600	240,704
# *	Right On Co. Ltd.	70,225	173,129
	Ringer Hut Co. Ltd.	34,000	499,551
#	Riso Kyoiku Co. Ltd.	635,500	1,110,457
#	Rock Field Co. Ltd.	94,800	935,113
	Roland Corp.	53,600	1,457,102
	Round One Corp.	1,154,900	5,073,157
	Royal Holdings Co. Ltd.	105,300	1,646,055
	Sac’s Bar Holdings, Inc.	104,150	563,525

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Saizeriya Co. Ltd.	124,500	$4,204,044
	San Holdings, Inc.	119,800	822,943
	Sangetsu Corp.	272,850	5,800,448
	Sankyo Seiko Co. Ltd.	232,800	1,123,478
	Sanoh Industrial Co. Ltd.	149,500	1,071,944
	Sanyo Shokai Ltd.	49,499	875,014
	Scroll Corp.	181,700	1,078,978
	Seiko Group Corp.	157,081	4,154,988
	Seiren Co. Ltd.	255,600	4,257,794
*	Senshukai Co. Ltd.	174,600	345,723
	Seria Co. Ltd.	248,224	4,207,696
	SFP Holdings Co. Ltd.	23,600	307,042
	Shikibo Ltd.	62,826	417,158
	Shoei Co. Ltd.	297,700	3,814,071
#	SNT Corp.	83,800	142,385
	Soft99 Corp.	84,400	778,010
#	Sotoh Co. Ltd.	49,100	214,611
	SPK Corp.	48,600	633,151
#	Sprix, Inc.	34,300	170,471
	SRS Holdings Co. Ltd.	54,900	395,787
	St. Marc Holdings Co. Ltd.	38,900	521,962
	Step Co. Ltd.	60,800	766,886
	Suminoe Textile Co. Ltd.	8,200	139,324
	Sumitomo Riko Co. Ltd.	195,698	1,629,318
	Suncall Corp.	115,600	345,738
#	Syuppin Co. Ltd.	120,000	878,659
	T RAD Co. Ltd.	24,400	595,916
	Tachikawa Corp.	63,600	577,986
	Tachi-S Co. Ltd.	168,040	2,131,749
	Taiho Kogyo Co. Ltd.	91,001	512,310
	Take & Give Needs Co. Ltd.	34,268	223,345
#	Tama Home Co. Ltd.	86,300	2,387,990
	Tamron Co. Ltd.	108,600	5,049,971
	Tbk Co. Ltd.	133,900	302,364
	Tear Corp.	50,000	144,436
	Temairazu, Inc.	10,800	221,038
	T-Gaia Corp.	131,100	1,766,332
	Tigers Polymer Corp.	61,000	426,644
	Toa Corp.	121,817	887,784
	Tokai Rika Co. Ltd.	313,100	4,263,290
	Token Corp.	41,850	2,871,623
	Tokyo Base Co. Ltd.	18,400	34,554
	Tokyo Individualized Educational Institute, Inc.	72,245	188,706
#	Tokyotokeiba Co. Ltd.	92,300	2,544,196
	Tomy Co. Ltd.	510,693	8,165,540
	Topre Corp.	212,700	3,433,333
	Toridoll Holdings Corp.	166,400	3,998,665
	Torikizoku Holdings Co. Ltd.	38,000	967,590
	Tosho Co. Ltd.	71,600	308,959
	Toyo Tire Corp.	58,500	1,106,767
	Toyoda Gosei Co. Ltd.	14,800	286,538
	TPR Co. Ltd.	130,462	1,927,993
#	Treasure Factory Co. Ltd.	55,300	575,023
	TS Tech Co. Ltd.	453,286	5,581,371
#	TSI Holdings Co. Ltd.	271,495	1,515,141
#	Tsuburaya Fields Holdings, Inc.	201,300	2,296,740
	Tsutsumi Jewelry Co. Ltd.	27,500	389,969
#	Unipres Corp.	233,597	1,728,237
	United Arrows Ltd.	106,300	1,225,046

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
# *	Unitika Ltd.	347,200	$456,311
	Universal Entertainment Corp.	124,100	1,299,168
*	Village Vanguard Co. Ltd.	36,600	244,288
	VT Holdings Co. Ltd.	474,400	1,570,149
	Wacoal Holdings Corp.	244,800	5,357,841
#	Waseda Academy Co. Ltd.	43,600	417,122
	WATAMI Co. Ltd.	66,800	391,909
	Watts Co. Ltd.	48,500	214,382
# *	Wealth Management, Inc.	8,500	59,043
	Weds Co. Ltd.	14,500	60,779
#	Workman Co. Ltd.	6,266	153,941
	World Co. Ltd.	97,500	1,285,973
	Xebio Holdings Co. Ltd.	167,196	1,071,492
	Yagi & Co. Ltd.	14,500	183,745
#	Yamae Group Holdings Co. Ltd.	37,200	611,517
	Yasunaga Corp.	9,200	38,617
	Yellow Hat Ltd.	204,600	2,659,600
	Yondoshi Holdings, Inc.	67,420	811,553
#	Yonex Co. Ltd.	236,400	1,885,155
#	Yorozu Corp.	81,377	494,362
	Yoshinoya Holdings Co. Ltd.	363,000	6,647,951
	Yossix Holdings Co. Ltd.	23,400	416,172
	Yutaka Giken Co. Ltd.	8,700	136,349
	Zojirushi Corp.	68,700	670,134

TOTAL CONSUMER DISCRETIONARY			454,010,397

CONSUMER STAPLES — (7.9%)
	Aeon Hokkaido Corp.	200,500	1,179,337
	AFC-HD AMS Life Science Co. Ltd.	44,500	238,057
#	Ain Holdings, Inc.	128,200	4,851,917
	Albis Co. Ltd.	35,813	606,753
	Almado, Inc.	12,500	116,936
	Arcs Co. Ltd.	258,400	5,071,561
	Artnature, Inc.	109,100	524,948
	Axial Retailing, Inc.	428,000	2,860,491
	Axxzia, Inc.	16,600	93,412
	Belc Co. Ltd.	65,800	3,140,192
	Bourbon Corp.	54,800	823,089
	Bull-Dog Sauce Co. Ltd.	3,000	39,160
#	Cawachi Ltd.	79,400	1,432,903
	C’BON COSMETICS Co. Ltd.	8,400	74,518
	Chubu Shiryo Co. Ltd.	133,295	1,019,116
	Chuo Gyorui Co. Ltd.	9,800	201,476
#	Como Co. Ltd.	2,600	47,673
	Cota Co. Ltd.	137,445	1,231,805
	Create SD Holdings Co. Ltd.	147,200	3,181,180
	Daikokutenbussan Co. Ltd.	31,900	1,631,065
	Delica Foods Holdings Co. Ltd.	59,900	220,501
	DyDo Group Holdings, Inc.	113,200	1,959,342
	Earth Corp.	4,200	116,890
	Ebara Foods Industry, Inc.	30,900	561,794
	Eco’s Co. Ltd.	45,800	681,099
	Ensuiko Sugar Refining Co. Ltd.	70,400	120,374
	Ezaki Glico Co. Ltd.	252,200	6,510,786
	Fancl Corp.	356,083	4,158,916
	Feed One Co. Ltd.	145,048	946,353
	Fuji Co. Ltd.	6,100	74,379
	Fuji Oil Holdings, Inc.	247,100	3,636,824
	Fujicco Co. Ltd.	112,400	1,353,290

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Fujiya Co. Ltd.	66,400	$1,044,467
	G-7 Holdings, Inc.	141,300	1,249,637
	Genky DrugStores Co. Ltd.	50,300	1,843,833
	H2O Retailing Corp.	512,245	5,787,981
	HABA Laboratories, Inc.	14,100	179,954
	Hagoromo Foods Corp.	17,900	368,267
	Halows Co. Ltd.	56,100	1,644,640
	Heiwado Co. Ltd.	179,100	2,761,705
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	630,745
	Hokuto Corp.	130,200	1,509,686
	House Foods Group, Inc.	43,100	849,191
	Ichimasa Kamaboko Co. Ltd.	38,800	184,430
	Imuraya Group Co. Ltd.	57,947	900,348
	Inageya Co. Ltd.	16,000	129,372
#	I-NE Co. Ltd.	26,700	301,148
#	Ito En Ltd.	136,098	3,302,452
	Itochu-Shokuhin Co. Ltd.	35,100	1,659,975
	Itoham Yonekyu Holdings, Inc.	140,880	3,676,388
	Iwatsuka Confectionery Co. Ltd.	17,400	287,289
	JM Holdings Co. Ltd.	79,700	1,336,093
	J-Oil Mills, Inc.	115,000	1,441,629
	Kadoya Sesame Mills, Inc.	15,600	361,046
	Kagome Co. Ltd.	198,700	5,079,344
#	Kakiyasu Honten Co. Ltd.	53,400	929,552
	Kameda Seika Co. Ltd.	70,199	1,848,479
	Kaneko Seeds Co. Ltd.	44,700	405,009
	Kanemi Co. Ltd.	1,200	24,257
	Kanro, Inc.	18,400	263,993
#	Kansai Food Market Ltd.	7,300	90,490
	Kato Sangyo Co. Ltd.	146,300	4,242,695
	Kenko Mayonnaise Co. Ltd.	64,877	927,419
	Kibun Foods, Inc.	15,500	113,658
	Koike-ya, Inc.	600	17,972
	Kotobuki Spirits Co. Ltd.	430,400	4,431,641
#	Kusuri No. Aoki Holdings Co. Ltd.	262,800	4,899,739
	Kyokuyo Co. Ltd.	52,400	1,198,422
	Lacto Japan Co. Ltd.	47,000	776,132
	Life Corp.	108,200	2,702,972
	Lifedrink Co., Inc.	37,800	1,197,716
	Mandom Corp.	214,900	1,773,005
	Marudai Food Co. Ltd.	109,400	1,125,779
	Maruha Nichiro Corp.	216,387	4,220,734
	Maxvalu Tokai Co. Ltd.	50,100	982,368
	Medical System Network Co. Ltd.	130,800	524,226
	Megmilk Snow Brand Co. Ltd.	259,200	4,186,026
	Meito Sangyo Co. Ltd.	54,100	607,585
	Milbon Co. Ltd.	157,552	3,096,861
	Ministop Co. Ltd.	84,200	824,292
	Mitsubishi Shokuhin Co. Ltd.	102,100	3,620,298
	Mitsui DM Sugar Holdings Co. Ltd.	104,270	2,026,473
	Miyoshi Oil & Fat Co. Ltd.	31,500	251,852
	Morinaga & Co. Ltd.	414,798	6,703,446
	Morinaga Milk Industry Co. Ltd.	381,100	7,467,806
	Morozoff Ltd.	37,400	990,164
#	MTG Co. Ltd.	24,700	241,758
	Nagatanien Holdings Co. Ltd.	66,201	975,491
#	Nakamuraya Co. Ltd.	25,999	516,761
	Natori Co. Ltd.	65,000	876,350
	Nichimo Co. Ltd.	32,600	428,890

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Nihon Chouzai Co. Ltd.	69,689	$680,065
#	Niitaka Co. Ltd.	3,360	41,591
	Nippn Corp.	304,000	4,691,300
	Nippon Beet Sugar Manufacturing Co. Ltd.	54,600	686,269
	Nishimoto Co. Ltd.	18,700	690,673
	Nisshin Oillio Group Ltd.	148,200	4,760,867
	Nissui Corp.	1,737,200	10,423,613
	Nitto Fuji Flour Milling Co. Ltd.	16,200	545,232
	Noevir Holdings Co. Ltd.	89,400	2,958,012
#	Oenon Holdings, Inc.	223,100	504,613
	OIE Sangyo Co. Ltd.	22,000	224,701
# *	Oisix ra daichi, Inc.	150,000	1,136,400
	Okuwa Co. Ltd.	168,800	1,009,923
	OUG Holdings, Inc.	21,300	364,319
	Pickles Holdings Co. Ltd.	56,900	426,608
	Pigeon Corp.	698,425	6,366,161
#	Pola Orbis Holdings, Inc.	280,799	2,576,657
	Premium Water Holdings, Inc.	12,700	245,109
	Prima Meat Packers Ltd.	158,700	2,321,383
	Qol Holdings Co. Ltd.	145,900	1,636,622
	Retail Partners Co. Ltd.	116,600	1,247,247
	Riken Vitamin Co. Ltd.	139,200	2,398,834
#	Rokko Butter Co. Ltd.	74,200	688,365
	S Foods, Inc.	109,662	2,116,994
	S&B Foods, Inc.	38,744	1,116,441
	Sagami Rubber Industries Co. Ltd.	48,600	292,844
	Sakata Seed Corp.	28,400	654,344
	San-A Co. Ltd.	120,000	3,601,365
	Sato Foods Co. Ltd.	800	32,191
	Satudora Holdings Co. Ltd.	3,900	22,357
	Shinnihonseiyaku Co. Ltd.	46,600	506,054
	Shinobu Foods Products Co. Ltd.	1,600	9,442
#	Shoei Foods Corp.	9,000	245,749
	Showa Sangyo Co. Ltd.	114,300	2,562,520
	ST Corp.	38,000	369,793
	Starzen Co. Ltd.	86,100	1,489,926
	STI Foods Holdings, Inc.	9,200	245,858
	Takara Holdings, Inc.	812,477	5,337,496
	Toho Co. Ltd.	49,000	993,977
	Torigoe Co. Ltd.	92,100	406,063
	Transaction Co. Ltd.	88,300	1,000,585
#	United Super Markets Holdings, Inc.	320,900	1,831,527
	Valor Holdings Co. Ltd.	207,100	3,172,897
	Warabeya Nichiyo Holdings Co. Ltd.	80,660	1,227,516
	Watahan & Co. Ltd.	87,600	871,492
	Wellneo Sugar Co. Ltd.	92,500	1,290,186
	YAKUODO Holdings Co. Ltd.	64,600	1,173,550
	Yamami Co.	11,200	256,755
	YA-MAN Ltd.	2,600	15,676
	Yamatane Corp.	59,000	997,146
	Yamaya Corp.	23,500	456,974
	Yamazawa Co. Ltd.	11,800	92,727
	Yaoko Co. Ltd.	57,600	3,113,995
	Yokorei Co. Ltd.	296,900	1,957,936
	Yomeishu Seizo Co. Ltd.	42,500	623,824
# *	Yoshimura Food Holdings KK	48,300	465,795
	Yuasa Funashoku Co. Ltd.	14,300	312,759
	Yukiguni Maitake Co. Ltd.	91,700	575,465

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Yutaka Foods Corp.	3,900	$47,182

TOTAL CONSUMER STAPLES			236,858,033

ENERGY — (0.8%)
#	Fuji Kosan Co. Ltd.	11,100	126,325
#	Fuji Oil Co. Ltd.	213,300	648,861
	Itochu Enex Co. Ltd.	339,700	3,287,956
	Japan Oil Transportation Co. Ltd.	5,500	96,633
	Japan Petroleum Exploration Co. Ltd.	171,600	7,238,645
	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,671,308
	Modec, Inc.	69,500	1,371,189
	Nippon Coke & Engineering Co. Ltd.	949,100	779,796
	Sala Corp.	291,400	1,454,262
	San-Ai Obbli Co. Ltd.	374,300	4,910,340
	Sinanen Holdings Co. Ltd.	46,500	1,472,899
	Toyo Kanetsu KK	48,100	1,334,583

TOTAL ENERGY			24,392,797

FINANCIALS — (9.2%)
	77 Bank Ltd.	330,252	9,336,324
	AEON Financial Service Co. Ltd.	432,100	3,596,876
	Aichi Financial Group, Inc.	19,670	371,003
	Aiful Corp.	1,250,900	3,633,528
	Aizawa Securities Group Co. Ltd.	200,800	2,240,237
	Akatsuki Corp.	152,300	476,538
	Akita Bank Ltd.	87,640	1,156,868
	Anicom Holdings, Inc.	261,800	986,124
#	Aozora Bank Ltd.	245,000	3,806,548
	Asax Co. Ltd.	9,300	44,410
	Awa Bank Ltd.	185,328	3,157,638
	Bank of Iwate Ltd.	82,982	1,292,400
	Bank of Kochi Ltd.	26,000	151,364
	Bank of Nagoya Ltd.	60,930	2,720,809
	Bank of Saga Ltd.	74,320	1,032,548
	Bank of the Ryukyus Ltd.	234,867	1,755,303
#	Bank of Toyama Ltd.	5,200	59,885
	Casa, Inc.	5,300	28,040
	Chiba Kogyo Bank Ltd.	273,758	1,881,765
	Chugin Financial Group, Inc.	679,900	5,725,582
	Daishi Hokuetsu Financial Group, Inc.	225,700	6,469,095
#	Daito Bank Ltd.	6,800	30,717
	eGuarantee, Inc.	207,700	2,270,047
	Ehime Bank Ltd.	181,901	1,356,437
#	Entrust, Inc.	54,900	288,517
	FIDEA Holdings Co. Ltd.	106,454	1,033,298
	Financial Partners Group Co. Ltd.	309,900	4,342,905
*	Fintech Global, Inc.	104,000	56,804
#	First Bank of Toyama Ltd.	287,900	1,695,819
	First Brothers Co. Ltd.	3,100	24,845
	Fukui Bank Ltd.	110,562	1,331,518
	Fuyo General Lease Co. Ltd.	19,600	1,680,888
#	GMO Financial Gate, Inc.	19,200	854,244
#	GMO Financial Holdings, Inc.	252,300	1,206,795
	Gunma Bank Ltd.	1,655,269	10,074,228
	Hirogin Holdings, Inc.	1,462,700	10,526,124
# *	Hirose Tusyo, Inc.	20,800	437,417
	Hokkoku Financial Holdings, Inc.	133,700	4,291,942
	Hokuhoku Financial Group, Inc.	650,353	7,977,844

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	HS Holdings Co. Ltd.	82,112	$500,513
	Hyakugo Bank Ltd.	1,291,009	5,309,383
	Hyakujushi Bank Ltd.	125,700	2,302,832
	Ichiyoshi Securities Co. Ltd.	186,100	964,863
	IwaiCosmo Holdings, Inc.	118,400	1,738,428
	Iyogin Holdings, Inc.	803,918	6,135,348
	J Trust Co. Ltd.	157,941	449,434
	Jaccs Co. Ltd.	136,600	4,908,980
	JAFCO Group Co. Ltd.	467,100	5,271,508
	Japan Investment Adviser Co. Ltd.	136,400	937,789
	Japan Securities Finance Co. Ltd.	560,600	5,683,275
*	Jimoto Holdings, Inc.	37,950	109,734
	J-Lease Co. Ltd.	63,800	505,944
	Juroku Financial Group, Inc.	185,800	5,580,493
	Keiyo Bank Ltd.	563,146	2,768,773
#	Kita-Nippon Bank Ltd.	43,506	690,121
	Kiyo Bank Ltd.	393,290	4,518,033
#	Kyokuto Securities Co. Ltd.	128,300	1,280,388
#	Kyushu Leasing Service Co. Ltd.	34,000	276,338
# *	LIFENET INSURANCE Co.	74,700	659,586
	M&A Capital Partners Co. Ltd.	79,100	1,067,887
#	Marusan Securities Co. Ltd.	232,800	1,504,546
	Matsui Securities Co. Ltd.	609,900	3,121,781
	Mercuria Holdings Co. Ltd.	60,500	400,654
	Mito Securities Co. Ltd.	288,529	973,627
	Miyazaki Bank Ltd.	87,300	1,696,164
	Mizuho Leasing Co. Ltd.	859,500	6,139,782
	Monex Group, Inc.	1,081,600	5,588,510
	Money Partners Group Co. Ltd.	29,700	52,435
	Musashino Bank Ltd.	155,521	3,045,307
	Nanto Bank Ltd.	150,800	2,898,340
	NEC Capital Solutions Ltd.	60,200	1,463,953
*	Net Protections Holdings, Inc.	222,300	308,983
	Nishi-Nippon Financial Holdings, Inc.	703,300	8,891,429
	North Pacific Bank Ltd.	1,579,600	4,542,882
	Ogaki Kyoritsu Bank Ltd.	207,300	2,969,172
	Oita Bank Ltd.	78,999	1,466,822
	Okasan Securities Group, Inc.	935,100	4,479,556
	Okinawa Financial Group, Inc.	113,516	1,924,938
	Orient Corp.	261,390	1,705,925
	Premium Group Co. Ltd.	179,300	2,516,801
	Procrea Holdings, Inc.	229,372	2,688,695
	Ricoh Leasing Co. Ltd.	91,300	3,103,041
	San ju San Financial Group, Inc.	117,893	1,558,425
	San-In Godo Bank Ltd.	904,000	7,041,651
*	SBI ARUHI Corp.	73,300	394,935
#	SBI Global Asset Management Co. Ltd.	145,400	598,809
	Senshu Ikeda Holdings, Inc.	1,179,128	3,001,643
	Seven Bank Ltd.	1,925,199	3,441,437
	Shiga Bank Ltd.	255,500	6,607,721
	Shikoku Bank Ltd.	205,690	1,480,956
	Shimizu Bank Ltd.	58,200	577,437
	Sparx Group Co. Ltd.	115,060	1,324,240
	Strike Co. Ltd.	47,100	1,316,886
#	Suruga Bank Ltd.	854,000	5,208,457
	Taiko Bank Ltd.	41,800	386,526
#	Tochigi Bank Ltd.	527,800	1,187,425
	Toho Bank Ltd.	1,153,200	2,476,060
	Tohoku Bank Ltd.	53,257	399,128

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Tokai Tokyo Financial Holdings, Inc.	1,094,774	$4,011,829
	Tokyo Kiraboshi Financial Group, Inc.	147,338	4,373,537
	Tomato Bank Ltd.	25,600	196,149
	TOMONY Holdings, Inc.	859,443	2,271,758
#	Tottori Bank Ltd.	50,400	440,634
	Towa Bank Ltd.	199,900	855,934
	Toyo Securities Co. Ltd.	327,900	802,120
	Traders Holdings Co. Ltd.	56,520	266,971
	Tsukuba Bank Ltd.	410,900	794,040
#	Wellnet Corp.	78,300	272,859
	Yamagata Bank Ltd.	143,600	1,069,467
	Yamaguchi Financial Group, Inc.	879,230	8,881,638
	Yamanashi Chuo Bank Ltd.	150,126	1,707,533
	Zenkoku Hosho Co. Ltd.	3,800	133,425

TOTAL FINANCIALS			275,625,897

HEALTH CARE — (5.3%)
	Amvis Holdings, Inc.	183,200	2,499,391
	As One Corp.	302,000	4,975,533
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,928,298
	Astena Holdings Co. Ltd.	194,800	609,449
	BML, Inc.	137,200	2,534,205
#	Carenet, Inc.	121,300	438,591
#	CellSource Co. Ltd.	17,900	176,483
	Charm Care Corp. KK	110,200	1,046,573
	Create Medic Co. Ltd.	29,900	186,623
# *	CYBERDYNE, Inc.	138,700	177,847
	Daiken Medical Co. Ltd.	103,800	362,693
	Daito Pharmaceutical Co. Ltd.	81,338	1,298,642
	Eiken Chemical Co. Ltd.	196,400	2,497,551
	Elan Corp.	183,700	1,054,545
	EM Systems Co. Ltd.	85,200	357,844
	FALCO HOLDINGS Co. Ltd.	53,300	751,573
	FINDEX, Inc.	92,700	602,292
#	France Bed Holdings Co. Ltd.	137,555	1,053,548
#	Fuji Pharma Co. Ltd.	92,900	936,092
	Fukuda Denshi Co. Ltd.	125,200	5,191,542
	Fuso Pharmaceutical Industries Ltd.	40,800	578,489
*	GNI Group Ltd.	211,100	3,312,237
	H.U. Group Holdings, Inc.	321,129	4,881,531
	Hisamitsu Pharmaceutical Co., Inc.	42,900	1,040,824
	Hogy Medical Co. Ltd.	80,900	1,911,853
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	299,491
	I’rom Group Co. Ltd.	38,400	439,123
# *	Japan Hospice Holdings, Inc.	20,800	187,340
	Japan Lifeline Co. Ltd.	341,000	2,502,841
	Japan Medical Dynamic Marketing, Inc.	99,400	424,291
	JCR Pharmaceuticals Co. Ltd.	261,532	1,344,404
	Jeol Ltd.	247,200	9,793,908
	JMS Co. Ltd.	104,457	352,739
	Kaken Pharmaceutical Co. Ltd.	115,500	2,510,631
	Kanamic Network Co. Ltd.	138,300	453,192
	Kissei Pharmaceutical Co. Ltd.	170,700	3,911,405
	Koa Shoji Holdings Co. Ltd.	4,100	21,926
	Kyorin Pharmaceutical Co. Ltd.	240,646	2,804,096
	Linical Co. Ltd.	42,200	107,773
	Mani, Inc.	392,300	4,544,810
	Medical Data Vision Co. Ltd.	149,300	547,744
	Medikit Co. Ltd.	2,000	35,754

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Medius Holdings Co. Ltd.	68,500	$336,562
*	Medley, Inc.	87,700	2,010,259
	MedPeer, Inc.	77,600	336,497
	Menicon Co. Ltd.	357,490	3,449,290
#	Mizuho Medy Co. Ltd.	21,600	455,531
	Mochida Pharmaceutical Co. Ltd.	67,998	1,371,731
	Nakanishi, Inc.	371,100	5,700,805
	Nihon Kohden Corp.	114,400	3,110,357
	Nippon Shinyaku Co. Ltd.	150,000	4,150,541
	Nipro Corp.	832,700	6,737,285
	Paramount Bed Holdings Co. Ltd.	245,100	4,176,137
*	PeptiDream, Inc.	455,993	5,810,370
#	Pharma Foods International Co. Ltd.	88,100	468,475
#	PHC Holdings Corp.	47,700	344,148
	Rion Co. Ltd.	51,800	1,039,403
	Sawai Group Holdings Co. Ltd.	219,400	8,176,036
#	Seed Co. Ltd.	47,900	179,215
	Seikagaku Corp.	225,300	1,063,691
#	Shin Nippon Biomedical Laboratories Ltd.	126,900	1,232,415
	Ship Healthcare Holdings, Inc.	344,100	5,119,491
	Shofu, Inc.	67,400	1,305,253
	Software Service, Inc.	18,600	1,592,111
	Solasto Corp.	319,700	1,008,084
	St-Care Holding Corp.	81,600	459,024
*	StemCell Institute.	4,300	50,848
*	Sumitomo Pharma Co. Ltd.	699,300	1,764,826
#	SUNWELS Co. Ltd.	47,800	666,577
	Suzuken Co. Ltd.	31,500	930,312
	Takara Bio, Inc.	198,800	1,285,259
	Techno Medica Co. Ltd.	14,700	162,344
	Toho Holdings Co. Ltd.	284,600	6,818,241
	Tokai Corp.	120,600	1,604,658
	Torii Pharmaceutical Co. Ltd.	88,300	2,203,857
	Towa Pharmaceutical Co. Ltd.	150,600	2,710,848
	Trans Genic, Inc.	13,900	20,968
	Tsumura & Co.	307,918	7,419,806
#	Value HR Co. Ltd.	92,800	792,534
	Vital KSK Holdings, Inc.	246,500	1,923,697
	WIN-Partners Co. Ltd.	23,400	174,958
	ZERIA Pharmaceutical Co. Ltd.	76,300	1,011,887

TOTAL HEALTH CARE			159,860,048

INDUSTRIALS — (29.4%)
	Advan Group Co. Ltd.	144,200	1,025,002
	Aeon Delight Co. Ltd.	115,600	2,734,199
	Aichi Corp.	223,100	1,499,921
	Aida Engineering Ltd.	296,500	1,678,473
# *	Aidma Holdings, Inc.	5,500	61,751
	Airtech Japan Ltd.	2,000	15,083
	AIT Corp.	28,000	317,635
	Ajis Co. Ltd.	28,900	463,267
	Alconix Corp.	141,600	1,233,990
#	Alinco, Inc.	80,500	588,728
#	Alps Logistics Co. Ltd.	110,100	2,234,585
#	Altech Corp.	101,970	1,776,092
	Anest Iwata Corp.	220,200	1,879,065
	Artner Co. Ltd.	15,700	216,266
	Asahi Diamond Industrial Co. Ltd.	282,200	1,642,915
	Asahi Kogyosha Co. Ltd.	102,800	1,008,049

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Asanuma Corp.	74,300	$1,766,556
#	Asukanet Co. Ltd.	39,400	160,457
	AZ-COM MARUWA Holdings, Inc.	211,399	1,620,097
	Bando Chemical Industries Ltd.	202,900	2,296,475
	Bell System24 Holdings, Inc.	206,500	2,028,942
	Bewith, Inc.	11,300	136,067
	Br Holdings Corp.	181,900	411,573
	Bunka Shutter Co. Ltd.	332,200	3,580,362
	Career Design Center Co. Ltd.	5,500	63,136
#	Careerlink Co. Ltd.	32,600	516,839
	Central Glass Co. Ltd.	125,700	2,232,212
	Central Security Patrols Co. Ltd.	51,100	867,475
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	2,079,347
*	Chiyoda Corp.	885,700	2,442,292
	Chiyoda Integre Co. Ltd.	66,200	1,170,195
	Chori Co. Ltd.	67,600	1,508,355
	Chudenko Corp.	183,100	3,694,491
	Chugai Ro Co. Ltd.	32,700	693,461
	Chuo Warehouse Co. Ltd.	21,000	150,281
	CKD Corp.	287,200	5,367,483
#	CMC Corp.	30,200	241,432
	Copro-Holdings Co. Ltd.	26,600	265,317
	Cosel Co. Ltd.	146,800	1,368,357
	Creek & River Co. Ltd.	67,100	704,410
*	CrowdWorks, Inc.	21,300	181,222
	CTI Engineering Co. Ltd.	66,400	2,018,540
	CTS Co. Ltd.	151,400	709,407
	Dai-Dan Co. Ltd.	178,400	3,161,393
	Daido Kogyo Co. Ltd.	31,700	143,946
#	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	1,068,967
#	Daihen Corp.	89,000	5,410,074
	Daiho Corp.	65,800	1,378,300
	Dai-Ichi Cutter Kogyo KK	46,300	446,772
	Daiichi Jitsugyo Co. Ltd.	153,300	2,012,719
	Daiichi Kensetsu Corp.	35,200	397,782
#	Daiki Axis Co. Ltd.	40,600	182,474
	Daiseki Co. Ltd.	279,055	5,303,434
#	Daiseki Eco. Solution Co. Ltd.	4,859	27,003
	Daisue Construction Co. Ltd.	48,200	492,040
	Daiwa Industries Ltd.	174,500	1,772,922
	Denyo Co. Ltd.	96,400	1,449,082
	Dip Corp.	204,335	3,453,296
	DMW Corp.	4,800	113,499
	Duskin Co. Ltd.	254,000	5,280,127
	Ebara Jitsugyo Co. Ltd.	64,800	1,386,986
#	Eidai Co. Ltd.	164,900	274,428
	EJ Holdings, Inc.	33,500	393,625
#	en Japan, Inc.	174,808	2,906,175
	Endo Lighting Corp.	54,600	494,059
#	Envipro Holdings, Inc.	34,400	113,526
	ERI Holdings Co. Ltd.	16,000	228,727
	EXEO Group, Inc.	856,372	9,333,805
#	F&M Co. Ltd.	44,400	611,844
*	FDK Corp.	67,898	325,130
#	Forum Engineering, Inc.	75,800	452,402
	Freund Corp.	65,156	340,091
	Fudo Tetra Corp.	93,380	1,383,491
	Fuji Corp.	375,000	6,290,771
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	72,207

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Fujisash Co. Ltd.	407,457	$234,958
#	Fukuda Corp.	53,200	1,848,046
	Fukushima Galilei Co. Ltd.	77,600	3,102,813
	Fukuvi Chemical Industry Co. Ltd.	10,600	59,022
	Fukuyama Transporting Co. Ltd.	93,457	2,258,192
	FULLCAST Holdings Co. Ltd.	120,000	1,150,267
	Funai Soken Holdings, Inc.	239,370	3,621,466
	Furukawa Co. Ltd.	155,972	1,977,135
	Furukawa Electric Co. Ltd.	380,200	8,140,413
	Futaba Corp.	202,000	593,930
	Gakken Holdings Co. Ltd.	132,500	770,099
	Gakujo Co. Ltd.	21,300	235,072
	Gecoss Corp.	95,900	626,884
	Giken Ltd.	35,798	444,371
	Glory Ltd.	263,355	4,745,198
#	gremz, Inc.	41,200	554,546
	GS Yuasa Corp.	417,183	7,871,173
	Hamakyorex Co. Ltd.	100,900	2,487,508
	Hanwa Co. Ltd.	165,500	6,367,843
#	Harmonic Drive Systems, Inc.	11,300	282,215
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	69,190
	Hazama Ando Corp.	926,300	6,906,542
#	Helios Techno Holding Co. Ltd.	32,000	96,841
	Hibiya Engineering Ltd.	109,900	2,069,101
*	Hino Motors Ltd.	1,055,700	3,081,767
	Hirakawa Hewtech Corp.	68,268	585,706
	Hirano Tecseed Co. Ltd.	56,700	712,473
#	Hirata Corp.	26,100	1,167,675
	Hisaka Works Ltd.	116,000	792,023
	Hitachi Zosen Corp.	982,779	7,606,599
#	Hito Communications Holdings, Inc.	40,600	258,256
	Hokuetsu Industries Co. Ltd.	137,200	1,757,485
	Hokuriku Electrical Construction Co. Ltd.	89,040	673,751
	Hosokawa Micron Corp.	83,600	2,336,701
	Howa Machinery Ltd.	48,700	244,624
	Ichiken Co. Ltd.	28,197	428,462
	Ichinen Holdings Co. Ltd.	125,100	1,374,231
	Idec Corp.	179,700	3,171,912
	Iino Kaiun Kaisha Ltd.	469,600	3,774,713
	Imura & Co. Ltd.	13,700	96,679
	Inaba Denki Sangyo Co. Ltd.	313,900	7,323,456
	Inaba Seisakusho Co. Ltd.	54,800	624,758
	Inabata & Co. Ltd.	277,500	5,656,818
	Insource Co. Ltd.	292,200	1,419,745
	Integrated Design & Engineering Holdings Co. Ltd.	74,800	2,219,223
#	Inui Global Logistics Co. Ltd.	80,380	561,049
#	IR Japan Holdings Ltd.	49,600	375,192
#	Iseki & Co. Ltd.	97,249	634,889
#	Ishii Iron Works Co. Ltd.	1,400	24,375
	Itoki Corp.	237,200	2,833,640
	Iwaki Co. Ltd.	56,100	904,775
	JAC Recruitment Co. Ltd.	430,000	2,072,040
# *	Jamco Corp.	13,800	95,178
	Japan Elevator Service Holdings Co. Ltd.	388,700	6,040,632
	Japan Engine Corp.	800	50,272
#	Japan Foundation Engineering Co. Ltd.	95,500	308,974
	Japan Pulp & Paper Co. Ltd.	72,300	2,511,840
	Japan Steel Works Ltd.	192,900	4,682,422
	Japan Transcity Corp.	228,408	1,051,065

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	JDC Corp.	105,100	$343,869
	JK Holdings Co. Ltd.	87,140	590,802
#	Juki Corp.	168,100	572,609
	Kamei Corp.	148,700	1,914,817
	Kanaden Corp.	105,700	1,043,303
	Kanagawa Chuo Kotsu Co. Ltd.	35,800	696,479
	Kaname Kogyo Co. Ltd.	1,300	7,380
#	Kanamoto Co. Ltd.	177,900	2,992,099
	Kandenko Co. Ltd.	537,900	6,000,114
	Kanematsu Corp.	470,325	7,647,398
	Katakura Industries Co. Ltd.	151,500	1,852,837
	Kato Works Co. Ltd.	54,900	481,665
	Kawada Technologies, Inc.	93,900	1,787,584
	Kawata Manufacturing Co. Ltd.	20,200	125,911
	Keihin Co. Ltd.	4,500	56,986
	KFC Ltd.	8,700	83,287
	Kimura Chemical Plants Co. Ltd.	98,900	479,091
	Kimura Unity Co. Ltd.	47,000	546,457
#	King Jim Co. Ltd.	61,200	345,223
	Kitagawa Corp.	44,800	436,864
	Kitano Construction Corp.	21,072	457,464
	Kitz Corp.	405,100	3,448,112
#	Kobe Electric Railway Co. Ltd.	35,799	623,259
#	Koike Sanso Kogyo Co. Ltd.	7,000	303,966
	Kokuyo Co. Ltd.	454,525	7,765,176
	KOMAIHALTEC, Inc.	1,100	13,851
	Komatsu Wall Industry Co. Ltd.	49,300	997,073
	Komori Corp.	259,405	2,026,305
#	Kondotec, Inc.	114,200	924,716
	Konoike Transport Co. Ltd.	161,700	2,344,363
#	Kosaido Holdings Co. Ltd.	476,000	2,197,061
	Kozo Keikaku Engineering, Inc.	22,000	554,767
	KPP Group Holdings Co. Ltd.	215,400	1,013,235
	KRS Corp.	75,600	560,228
	Kumagai Gumi Co. Ltd.	198,000	5,219,907
	Kyodo Printing Co. Ltd.	34,900	726,237
	Kyokuto Boeki Kaisha Ltd.	66,000	812,510
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	3,239,060
	KYORITSU Co. Ltd.	81,200	86,884
	Kyudenko Corp.	116,900	4,851,802
#	LIKE, Inc.	59,100	640,772
	Link & Motivation, Inc.	258,900	820,358
	Mabuchi Motor Co. Ltd.	483,268	7,484,797
	Maezawa Industries, Inc.	49,000	396,031
	Maezawa Kasei Industries Co. Ltd.	78,000	849,402
	Maezawa Kyuso Industries Co. Ltd.	122,700	998,285
	Makino Milling Machine Co. Ltd.	131,500	5,274,820
#	Management Solutions Co. Ltd.	57,800	624,084
	Marufuji Sheet Piling Co. Ltd.	5,800	105,001
	MARUKA FURUSATO Corp.	59,407	911,918
#	Marumae Co. Ltd.	33,699	408,652
	Maruyama Manufacturing Co., Inc.	12,800	200,054
	Maruzen Co. Ltd.	65,800	1,216,855
	Maruzen Showa Unyu Co. Ltd.	79,400	2,375,480
	Matching Service Japan Co. Ltd.	56,700	436,039
	Matsuda Sangyo Co. Ltd.	75,682	1,317,238
	Matsui Construction Co. Ltd.	116,800	631,531
	Max Co. Ltd.	156,800	3,498,939
	Meidensha Corp.	208,910	4,629,221

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Meiho Facility Works Ltd.	26,000	$142,902
	Meiji Electric Industries Co. Ltd.	51,600	535,269
#	Meiji Shipping Group Co. Ltd.	73,900	364,491
	Meisei Industrial Co. Ltd.	216,000	1,836,098
	MEITEC Group Holdings, Inc.	453,200	8,452,181
#	Meiwa Corp.	145,600	617,502
*	MetaReal Corp.	7,800	48,420
	METAWATER Co. Ltd.	111,100	1,382,064
#	Midac Holdings Co. Ltd.	31,900	287,426
	Mie Kotsu Group Holdings, Inc.	346,700	1,302,856
#	Mirai Industry Co. Ltd.	15,400	403,391
	Mirait One Corp.	532,276	6,499,089
	Mitani Corp.	294,600	3,109,022
	Mitani Sangyo Co. Ltd.	145,000	334,044
	Mitsubishi Kakoki Kaisha Ltd.	39,000	960,246
	Mitsubishi Logisnext Co. Ltd.	180,000	1,775,269
	Mitsubishi Logistics Corp.	169,500	5,623,365
	Mitsubishi Pencil Co. Ltd.	135,100	2,060,879
	Mitsuboshi Belting Ltd.	94,500	2,898,378
#	Mitsui E&S Co. Ltd.	489,681	5,308,463
#	Mitsui Matsushima Holdings Co. Ltd.	67,300	1,353,607
	Mitsui-Soko Holdings Co. Ltd.	119,500	3,524,871
	Miura Co. Ltd.	14,600	229,706
	Miyaji Engineering Group, Inc.	67,335	1,702,425
	Mori-Gumi Co. Ltd.	57,100	121,846
	Morita Holdings Corp.	202,300	2,381,538
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	9,836
	Nabtesco Corp.	409,200	6,748,501
	NAC Co. Ltd.	122,600	412,934
	Nachi-Fujikoshi Corp.	88,300	1,908,691
#	Nadex Co. Ltd.	22,200	150,099
	Nagase & Co. Ltd.	558,800	9,667,429
	Naigai Trans Line Ltd.	41,700	665,792
	Nakabayashi Co. Ltd.	110,400	365,644
	Nakakita Seisakusho Co. Ltd.	3,100	78,720
	Nakamoto Packs Co. Ltd.	33,300	351,781
	Nakanishi Manufacturing Co. Ltd.	5,700	74,545
	Nakano Corp.	14,000	55,809
	Namura Shipbuilding Co. Ltd.	284,528	3,547,673
	Nankai Electric Railway Co. Ltd.	300,100	5,225,479
	Narasaki Sangyo Co. Ltd.	25,400	500,973
	Nice Corp.	30,000	330,384
	Nichias Corp.	366,500	10,045,658
	Nichiban Co. Ltd.	68,100	824,196
	Nichiden Corp.	92,100	1,482,932
	Nichiha Corp.	152,180	3,548,393
	Nichireki Co. Ltd.	145,400	2,218,167
	Nihon Dengi Co. Ltd.	30,800	1,142,081
#	Nihon Flush Co. Ltd.	116,200	671,806
	Nihon M&A Center Holdings, Inc.	1,777,000	9,726,109
	Nikkiso Co. Ltd.	304,400	2,430,996
	Nikko Co. Ltd.	157,244	740,907
	Nikkon Holdings Co. Ltd.	356,100	6,989,570
	Nippi, Inc.	11,900	405,640
	Nippon Air Conditioning Services Co. Ltd.	187,100	1,070,291
	Nippon Aqua Co. Ltd.	78,100	475,599
	Nippon Carbon Co. Ltd.	56,300	1,985,105
	Nippon Concept Corp.	39,500	453,507
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,082,742

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Dry-Chemical Co. Ltd.	11,300	$189,766
	Nippon Filcon Co. Ltd.	5,900	20,530
	Nippon Hume Corp.	125,465	674,854
	Nippon Parking Development Co. Ltd.	1,161,400	1,425,610
#	Nippon Rietec Co. Ltd.	26,400	219,986
	Nippon Road Co. Ltd.	106,000	1,270,688
	Nippon Seisen Co. Ltd.	74,000	624,609
	Nippon Sharyo Ltd.	37,725	577,276
*	Nippon Sheet Glass Co. Ltd.	529,700	1,765,693
	Nippon Thompson Co. Ltd.	302,637	1,254,080
	Nippon Tungsten Co. Ltd.	13,398	108,677
	Nishimatsu Construction Co. Ltd.	172,400	4,984,912
	Nishi-Nippon Railroad Co. Ltd.	290,700	4,528,821
	Nishio Holdings Co. Ltd.	118,100	3,017,662
	Nissei ASB Machine Co. Ltd.	50,300	1,653,483
	Nissei Plastic Industrial Co. Ltd.	105,100	748,653
	Nisshinbo Holdings, Inc.	813,980	6,170,789
	Nissin Corp.	90,000	1,780,663
#	Nisso Holdings Co. Ltd.	79,600	418,109
	Nitta Corp.	115,000	2,967,208
	Nitto Kogyo Corp.	152,900	4,101,243
	Nitto Kohki Co. Ltd.	61,500	950,488
	Nitto Seiko Co. Ltd.	164,473	642,270
	Nittoc Construction Co. Ltd.	117,600	849,569
	Nittoku Co. Ltd.	47,899	591,291
	NJS Co. Ltd.	36,800	731,655
	Noda Corp.	116,900	826,506
#	Nomura Micro Science Co. Ltd.	117,600	3,760,173
	Noritake Co. Ltd.	111,600	2,929,662
	Noritsu Koki Co. Ltd.	111,900	2,195,515
	Noritz Corp.	153,000	1,727,771
	NS Tool Co. Ltd.	95,700	559,867
	NS United Kaiun Kaisha Ltd.	53,400	1,615,852
#	NTN Corp.	2,291,500	4,547,542
	Obara Group, Inc.	62,000	1,619,605
	Ochi Holdings Co. Ltd.	8,900	90,013
#	Ohba Co. Ltd.	76,500	546,184
	Ohmoto Gumi Co. Ltd.	12,300	200,550
	Oiles Corp.	139,970	2,117,115
	Okabe Co. Ltd.	205,100	1,043,562
	Okada Aiyon Corp.	42,800	818,024
	Okamoto Machine Tool Works Ltd.	24,599	930,932
	Okamura Corp.	350,100	5,301,989
	OKUMA Corp.	143,200	6,431,673
	Okumura Corp.	175,580	5,493,183
	Onamba Co. Ltd.	1,400	11,372
	Onoken Co. Ltd.	107,500	1,257,681
	Open Up Group, Inc.	241,000	3,052,946
	Organo Corp.	150,600	6,908,672
	Oriental Consultants Holdings Co. Ltd.	6,100	128,970
	Oriental Shiraishi Corp.	739,100	1,773,508
#	Origin Co. Ltd.	22,000	167,898
	OSG Corp.	487,600	6,288,237
	Oyo Corp.	126,400	1,964,563
#	Paraca, Inc.	34,000	439,641
*	Park24 Co. Ltd.	743,272	8,004,728
	Parker Corp.	34,000	207,819
#	Pasco Corp.	11,200	139,806
#	Pasona Group, Inc.	126,600	1,776,548

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Pegasus Co. Ltd.	123,100	$408,138
	Penta-Ocean Construction Co. Ltd.	733,700	3,682,073
	People Dreams & Technologies Group Co. Ltd.	23,700	257,707
	Pilot Corp.	142,300	3,808,623
	Prestige International, Inc.	622,200	2,657,142
	Pronexus, Inc.	104,900	763,424
	PS Mitsubishi Construction Co. Ltd.	62,560	394,672
	Punch Industry Co. Ltd.	19,700	56,795
	Quick Co. Ltd.	77,000	1,137,417
	Raito Kogyo Co. Ltd.	267,000	3,469,320
	Raiznext Corp.	260,400	3,347,461
# *	Raksul, Inc.	215,000	1,217,638
	Rasa Corp.	63,200	760,062
	Rheon Automatic Machinery Co. Ltd.	98,100	932,203
	Rix Corp.	17,300	491,680
	Ryobi Ltd.	123,740	2,149,350
#	S LINE GROUP Co. Ltd.	23,800	131,378
	Sakai Heavy Industries Ltd.	22,800	908,535
	Sakai Moving Service Co. Ltd.	134,400	2,365,811
*	Sanix, Inc.	13,300	28,460
	Sanki Engineering Co. Ltd.	262,700	3,687,704
	Sanko Gosei Ltd.	118,900	509,292
	Sanko Metal Industrial Co. Ltd.	15,100	448,860
	Sankyo Tateyama, Inc.	139,674	716,879
	Sankyu, Inc.	199,300	6,909,649
	Sansei Technologies, Inc.	60,578	474,122
	Sansha Electric Manufacturing Co. Ltd.	55,300	535,382
	Sanyo Denki Co. Ltd.	51,200	2,414,017
	Sanyo Electric Railway Co. Ltd.	99,198	1,307,539
#	Sanyo Engineering & Construction, Inc.	60,200	306,238
	Sanyo Industries Ltd.	6,400	117,515
	Sanyo Trading Co. Ltd.	138,600	1,313,880
	Sata Construction Co. Ltd.	86,199	398,295
	Sato Holdings Corp.	151,500	2,099,304
	Sato Shoji Corp.	86,800	968,292
	SBS Holdings, Inc.	111,000	1,913,371
	SEC Carbon Ltd.	54,500	879,262
	Seibu Electric & Machinery Co. Ltd.	10,300	113,412
	Seika Corp.	44,500	1,147,754
	Seikitokyu Kogyo Co. Ltd.	43,230	489,183
	Sekisui Jushi Corp.	187,200	3,059,584
	Senko Group Holdings Co. Ltd.	674,800	4,945,369
#	Senshu Electric Co. Ltd.	73,600	2,564,817
	Shibaura Machine Co. Ltd.	110,900	2,482,647
	Shibusawa Warehouse Co. Ltd.	58,000	1,116,241
	Shibuya Corp.	93,100	2,080,699
	Shima Seiki Manufacturing Ltd.	150,930	1,344,766
#	Shimojima Co. Ltd.	48,800	391,061
	Shin Maint Holdings Co. Ltd.	14,600	126,342
	Shin Nippon Air Technologies Co. Ltd.	84,680	2,141,851
#	Shinki Bus Co. Ltd.	1,900	41,179
	Shinmaywa Industries Ltd.	339,100	2,585,371
	Shinnihon Corp.	164,700	1,653,179
	Shinsho Corp.	30,000	1,306,398
	Shinwa Co. Ltd.	60,300	1,072,513
	Shinwa Co. Ltd.	24,800	115,925
	SHO-BOND Holdings Co. Ltd.	32,500	1,255,049
	SIGMAXYZ Holdings, Inc.	200,300	1,993,051
	Sinfonia Technology Co. Ltd.	135,800	2,881,768

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sinko Industries Ltd.	119,600	$3,037,291
	Sintokogio Ltd.	253,400	2,017,126
	SMS Co. Ltd.	322,300	4,459,819
	Soda Nikka Co. Ltd.	105,700	749,407
	Sodick Co. Ltd.	257,500	1,192,306
	Sotetsu Holdings, Inc.	315,100	5,022,898
#	Space Co. Ltd.	93,062	600,453
#	S-Pool, Inc.	353,600	681,213
	Star Micronics Co. Ltd.	207,800	2,467,339
#	Studio Alice Co. Ltd.	55,200	716,571
	Subaru Enterprise Co. Ltd.	32,700	571,888
	Sugimoto & Co. Ltd.	61,600	911,978
#	Sumiseki Holdings, Inc.	212,700	1,780,574
	Sumitomo Densetsu Co. Ltd.	109,300	2,455,048
	Sumitomo Mitsui Construction Co. Ltd.	821,040	2,114,518
#	Sumitomo Warehouse Co. Ltd.	319,400	5,289,273
	Suzumo Machinery Co. Ltd.	4,400	31,130
	SWCC Corp.	157,200	4,144,896
	Tacmina Corp.	14,700	177,106
	Tadano Ltd.	619,100	4,967,944
	Taihei Dengyo Kaisha Ltd.	89,200	2,510,644
	Taiheiyo Kouhatsu, Inc.	37,100	189,114
	Taikisha Ltd.	149,700	4,415,347
#	Taisei Oncho Co. Ltd.	13,600	373,893
	Takamatsu Construction Group Co. Ltd.	90,100	1,517,159
	Takamiya Co. Ltd.	144,999	489,815
#	Takano Co. Ltd.	22,000	142,558
	Takaoka Toko Co. Ltd.	59,920	838,250
	Takara & Co. Ltd.	48,955	808,405
	Takara Standard Co. Ltd.	192,400	2,347,116
	Takasago Thermal Engineering Co. Ltd.	245,700	8,236,881
#	Takashima & Co. Ltd.	74,800	562,503
	Takatori Corp.	4,500	114,931
	Takeuchi Manufacturing Co. Ltd.	204,100	7,742,165
	Takigami Steel Construction Co. Ltd.	5,300	281,547
	Takuma Co. Ltd.	166,600	2,084,792
#	Tanabe Engineering Corp.	39,500	334,357
	Tanseisha Co. Ltd.	225,349	1,258,097
# *	Tatsuta Electric Wire & Cable Co. Ltd.	179,300	808,978
	Techno Ryowa Ltd.	68,690	833,574
	Techno Smart Corp.	46,800	541,120
	TechnoPro Holdings, Inc.	236,900	4,035,211
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,631,035
	Teikoku Sen-I Co. Ltd.	113,000	1,696,240
	Tekken Corp.	72,000	1,313,739
#	Terasaki Electric Co. Ltd.	24,300	293,257
	Tess Holdings Co. Ltd.	150,800	412,985
	TKC Corp.	182,300	4,195,267
	Toa Corp.	322,400	2,227,565
	TOA ROAD Corp.	240,500	1,979,822
	Toba, Inc.	9,800	224,389
	Tobishima Corp.	103,354	897,351
	Tocalo Co. Ltd.	364,000	4,194,406
	Toda Corp.	929,100	6,068,430
	Toenec Corp.	54,000	1,848,762
	Togami Electric Manufacturing Co. Ltd.	17,800	350,815
	TOKAI Holdings Corp.	626,700	3,854,611
	Tokyo Energy & Systems, Inc.	115,400	985,996
	Tokyo Keiki, Inc.	71,022	1,159,932

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Tokyo Sangyo Co. Ltd.	126,500	$531,813
	Tokyu Construction Co. Ltd.	490,300	2,638,466
	Toli Corp.	237,700	599,133
	Tomoe Corp.	138,700	628,594
#	Tomoe Engineering Co. Ltd.	46,400	1,271,660
	Tonami Holdings Co. Ltd.	33,400	1,017,509
#	Torishima Pump Manufacturing Co. Ltd.	110,500	1,994,999
	Totech Corp.	144,300	2,853,776
	Totetsu Kogyo Co. Ltd.	144,700	2,890,688
	Toukei Computer Co. Ltd.	13,620	338,939
	Toyo Construction Co. Ltd.	492,600	3,991,284
	Toyo Denki Seizo KK	3,650	25,941
	Toyo Engineering Corp.	152,944	912,299
	Toyo Logistics Co. Ltd.	17,020	163,493
	Toyo Machinery & Metal Co. Ltd.	84,800	399,443
	Toyo Tanso Co. Ltd.	81,200	4,005,236
	Toyo Wharf & Warehouse Co. Ltd.	22,800	193,728
	Trancom Co. Ltd.	46,300	1,683,567
	Transcosmos, Inc.	116,900	2,527,052
	TRE Holdings Corp.	145,500	1,171,064
#	Trinity Industrial Corp.	36,000	270,792
	Trusco Nakayama Corp.	238,200	3,940,378
	Tsubaki Nakashima Co. Ltd.	240,200	1,289,388
	Tsubakimoto Chain Co	154,640	5,323,945
	Tsubakimoto Kogyo Co. Ltd.	85,200	1,181,146
	Tsugami Corp.	248,500	2,145,517
	Tsukishima Holdings Co. Ltd.	165,000	1,540,154
	Tsurumi Manufacturing Co. Ltd.	101,700	2,298,087
#	TWOSTONE&Sons.	13,400	132,924
	Ueki Corp.	60,800	638,995
#	UEX Ltd.	14,000	98,991
	Union Tool Co	46,900	1,358,666
	Ushio, Inc.	572,300	7,527,951
	UT Group Co. Ltd.	175,900	3,688,600
*	Visional, Inc.	73,700	3,362,801
	Wakachiku Construction Co. Ltd.	74,800	1,643,072
	Wakita & Co. Ltd.	217,200	2,155,185
	WDB Holdings Co. Ltd.	56,400	807,591
	Weathernews, Inc.	35,600	1,045,408
	Will Group, Inc.	96,500	658,582
	World Holdings Co. Ltd.	48,500	726,557
# *	W-Scope Corp.	181,200	587,204
	Yahagi Construction Co. Ltd.	172,600	1,621,794
	YAMABIKO Corp.	217,528	2,878,654
	YAMADA Consulting Group Co. Ltd.	50,438	602,800
#	Yamashina Corp.	80,200	39,988
	Yamashin-Filter Corp.	87,600	237,898
#	Yamato Corp.	108,400	694,091
#	Yamaura Corp.	14,400	125,996
	Yamazen Corp.	338,600	2,973,742
	Yasuda Logistics Corp.	99,100	871,236
	Yokogawa Bridge Holdings Corp.	194,000	3,518,651
	Yondenko Corp.	54,120	1,291,418
	Yuasa Trading Co. Ltd.	99,900	3,650,622
	Yuken Kogyo Co. Ltd.	1,400	19,577
	Yurtec Corp.	257,400	2,384,879
	Yushin Precision Equipment Co. Ltd.	31,700	139,997
	Zaoh Co. Ltd.	25,900	413,878
	Zenitaka Corp.	14,300	367,653

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Zuiko Corp.	94,600	$605,197

TOTAL INDUSTRIALS			884,861,556

INFORMATION TECHNOLOGY — (13.0%)
	A&D HOLON Holdings Co. Ltd.	143,900	2,499,113
#	Abalance Corp.	12,000	153,550
	Ad-sol Nissin Corp.	45,308	469,819
#	Adtec Plasma Technology Co. Ltd.	25,000	210,192
#	Advanced Media, Inc.	3,100	31,820
#	AGS Corp.	11,100	79,392
	Ai Holdings Corp.	213,300	3,280,677
*	AI inside, Inc.	9,000	349,163
	Aichi Tokei Denki Co. Ltd.	44,837	677,783
	Aiphone Co. Ltd.	66,800	1,271,172
	Allied Telesis Holdings KK	124,300	78,722
*	Almedio, Inc.	54,600	299,187
	Alpha Systems, Inc.	27,720	558,400
	Alps Alpine Co. Ltd.	980,642	8,852,024
	Amano Corp.	292,200	7,027,781
	Anritsu Corp.	86,099	656,431
#	AOI Electronics Co. Ltd.	26,700	400,267
	Argo Graphics, Inc.	102,600	2,632,075
	Arisawa Manufacturing Co. Ltd.	207,900	2,010,022
	Asahi Intelligence Service Co. Ltd.	1,300	11,025
	Atled Corp.	12,000	106,357
	Avant Group Corp.	127,100	1,035,412
	Axell Corp.	11,400	121,719
	Base Co. Ltd.	27,000	597,955
*	baudroie, Inc.	11,700	249,691
	BrainPad, Inc.	91,500	699,535
	Business Brain Showa-Ota, Inc.	41,500	534,702
	Business Engineering Corp.	10,300	230,311
	CAC Holdings Corp.	75,200	942,915
	Canon Electronics, Inc.	117,500	1,677,010
#	CDS Co. Ltd.	15,500	175,417
#	Celsys, Inc.	180,700	950,690
#	Change Holdings, Inc.	183,200	1,371,696
#	Chino Corp.	41,600	747,859
	Citizen Watch Co. Ltd.	1,379,800	9,165,989
	CMK Corp.	261,900	1,000,737
	Computer Engineering & Consulting Ltd.	162,300	1,868,033
#	Computer Institute of Japan Ltd.	340,917	994,648
	Comture Corp.	145,700	1,784,337
# *	Core Concept Technologies, Inc.	18,400	266,734
#	Core Corp.	45,800	562,386
#	Cresco Ltd.	84,700	1,075,828
	Cross Cat Co. Ltd.	8,200	67,859
#	Cube System, Inc.	60,600	424,812
*	Cyber Security Cloud, Inc.	26,300	445,221
#	Cyberlinks Co. Ltd.	20,100	98,090
	Cybozu, Inc.	159,000	1,609,359
	Daishinku Corp.	148,696	797,112
	Daitron Co. Ltd.	55,600	1,187,220
	Daiwabo Holdings Co. Ltd.	556,300	9,662,968
	Dawn Corp.	3,100	38,032
	Densan System Holdings Co. Ltd.	43,600	766,954
	Dentsu Soken, Inc.	52,500	1,739,222
	Dexerials Corp.	307,000	11,499,187
	Digital Arts, Inc.	70,300	1,885,269

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Digital Hearts Holdings Co. Ltd.	72,600	$442,058
	Digital Information Technologies Corp.	61,700	680,844
	DKK Co. Ltd.	48,900	651,378
#	DKK-Toa Corp.	31,400	171,350
#	Double Standard, Inc.	33,000	371,988
	DTS Corp.	245,400	6,694,683
	Ebase Co. Ltd.	131,400	562,165
	E-Guardian, Inc.	9,908	86,902
	Eizo Corp.	91,900	2,952,906
	Elecom Co. Ltd.	251,700	2,381,969
	Elematec Corp.	109,742	1,339,306
	Enomoto Co. Ltd.	29,100	292,476
	Enplas Corp.	37,900	2,052,999
	ESPEC Corp.	111,200	2,077,383
	Ferrotec Holdings Corp.	251,000	4,765,623
#	FFRI Security, Inc.	3,300	41,974
#	Fixstars Corp.	130,200	1,623,993
	Focus Systems Corp.	53,700	414,726
#	Forval Corp.	51,100	421,439
	FTGroup Co. Ltd.	51,000	399,189
	Fukui Computer Holdings, Inc.	62,200	969,243
	Furuno Electric Co. Ltd.	148,500	1,973,413
	Furuya Metal Co. Ltd.	22,600	1,580,779
	Future Corp.	273,600	2,760,176
	Gig Works, Inc.	8,200	30,223
	GL Sciences, Inc.	44,500	791,350
#	Global Security Experts, Inc.	5,400	152,042
	GMO GlobalSign Holdings KK	24,200	411,942
	GMO internet group, Inc.	322,020	5,287,290
	Hagiwara Electric Holdings Co. Ltd.	46,100	1,267,124
	Hakuto Co. Ltd.	74,200	2,562,259
# *	Headwaters Co. Ltd.	1,500	103,728
# *	Hennge KK	61,400	397,685
	Himacs Ltd.	960	8,428
#	Hioki EE Corp.	58,800	2,344,801
	Hochiki Corp.	91,500	1,405,961
	Hokuriku Electric Industry Co. Ltd.	21,839	188,118
	Hosiden Corp.	289,700	3,617,374
	HPC Systems, Inc.	1,700	22,810
	Icom, Inc.	54,900	1,110,993
	ID Holdings Corp.	79,450	734,513
	I’ll, Inc.	46,500	795,050
	Ines Corp.	123,100	1,237,307
	I-Net Corp.	76,490	983,254
	Innotech Corp.	96,100	1,121,889
	Intelligent Wave, Inc.	49,800	359,143
#	Inter Action Corp.	36,700	359,206
	I-PEX, Inc.	69,100	776,745
	Iriso Electronics Co. Ltd.	122,500	2,395,451
	ISB Corp.	51,700	421,255
	Itfor, Inc.	172,600	1,495,727
	Japan Aviation Electronics Industry Ltd.	284,400	4,568,921
	Japan Business Systems, Inc.	5,600	44,933
	Japan Cash Machine Co. Ltd.	128,900	1,105,462
	Japan Electronic Materials Corp.	60,200	977,227
	Japan Material Co. Ltd.	407,400	5,747,592
	Japan System Techniques Co. Ltd.	70,800	753,193
#	Jastec Co. Ltd.	71,600	878,890
	JBCC Holdings, Inc.	87,300	1,846,156

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	JFE Systems, Inc.	10,000	$234,143
# *	JIG-SAW, Inc.	19,400	483,040
	Justsystems Corp.	175,600	3,058,703
	Kaga Electronics Co. Ltd.	98,800	3,892,108
*	Kaonavi, Inc.	15,200	139,494
	KEL Corp.	27,900	326,121
#	Koa Corp.	182,200	1,879,191
	Konica Minolta, Inc.	2,569,800	8,544,930
	KSK Co. Ltd.	3,000	65,106
	Kyosan Electric Manufacturing Co. Ltd.	214,900	698,065
#	Kyowa Electronic Instruments Co. Ltd.	45,900	123,720
#	LAC Co. Ltd.	89,400	458,819
	Marubun Corp.	106,400	979,173
	Maruwa Co. Ltd.	30,900	6,511,488
	Maxell Ltd.	231,100	2,280,094
	MCJ Co. Ltd.	428,700	3,742,362
*	Megachips Corp.	91,900	2,130,679
	Meiko Electronics Co. Ltd.	122,000	3,980,464
	Melco Holdings, Inc.	35,600	773,862
	Micronics Japan Co. Ltd.	164,100	6,759,862
	MIMAKI ENGINEERING Co. Ltd.	113,200	882,473
	Mimasu Semiconductor Industry Co. Ltd.	103,481	2,386,853
#	Miraial Co. Ltd.	41,100	386,033
	Miroku Jyoho Service Co. Ltd.	111,000	1,193,976
	Mitsubishi Research Institute, Inc.	51,500	1,601,129
	Mitsui High-Tec, Inc.	102,400	4,585,055
#	m-up Holdings, Inc.	174,600	1,153,540
	Mutoh Holdings Co. Ltd.	6,600	91,939
	Nagano Keiki Co. Ltd.	82,400	1,236,931
	Naigai Tec Corp.	5,500	103,891
	NCD Co. Ltd./Shinagawa	31,500	357,912
	NEC Networks & System Integration Corp.	238,908	3,968,748
	NET One Systems Co. Ltd.	492,716	8,244,429
	Nichicon Corp.	270,800	2,292,394
	Nihon Dempa Kogyo Co. Ltd.	112,400	918,873
	Nihon Denkei Co. Ltd.	43,300	631,802
#	Nippon Avionics Co. Ltd.	4,100	233,747
*	Nippon Chemi-Con Corp.	98,500	995,518
	Nippon Electric Glass Co. Ltd.	385,736	9,544,688
#	Nippon Information Development Co. Ltd.	12,600	184,818
#	Nippon Kodoshi Corp.	51,600	669,219
	Nippon Signal Company Ltd.	271,292	1,756,302
	Nissha Co. Ltd.	236,100	2,541,314
	Nohmi Bosai Ltd.	140,700	2,141,452
	NPC, Inc.	38,400	208,481
	NSD Co. Ltd.	464,660	9,082,229
	NSW, Inc.	48,600	917,939
#	Ohara, Inc.	47,000	395,253
	Oki Electric Industry Co. Ltd.	487,356	3,482,999
	Optex Group Co. Ltd.	185,100	2,172,928
*	Optim Corp.	93,500	528,423
	Optorun Co. Ltd.	149,100	1,831,666
	Oro Co. Ltd.	39,800	657,630
	Osaki Electric Co. Ltd.	199,340	867,076
	Oval Corp.	35,600	118,094
	PCI Holdings, Inc.	45,300	270,409
	Plus Alpha Consulting Co. Ltd.	126,600	1,610,370
	Pole To Win Holdings, Inc.	175,897	553,395
#	Pro-Ship, Inc.	51,100	449,108

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Rakus Co. Ltd.	195,000	$1,971,074
	Restar Corp.	108,800	2,058,811
#	Riken Keiki Co. Ltd.	163,200	3,993,292
	Riso Kagaku Corp.	37,100	692,531
	Roland DG Corp.	76,900	2,713,219
	RS Technologies Co. Ltd.	67,400	1,338,369
	RYODEN Corp.	92,900	1,558,150
#	Ryoyo Ryosan Holdings, Inc.	139,919	2,466,315
	Saison Technology Co. Ltd.	23,500	278,810
#	Sakura Internet, Inc.	103,200	3,849,176
#	Samco, Inc.	27,500	768,484
	Sanken Electric Co. Ltd.	111,499	4,813,795
	Sanshin Electronics Co. Ltd.	70,900	987,157
	Santec Holdings Corp.	18,900	590,442
	Satori Electric Co. Ltd.	69,680	1,010,077
	Saxa Holdings, Inc.	21,300	387,294
	SB Technology Corp.	62,000	1,150,924
#	Segue Group Co. Ltd.	23,900	78,194
	Seikoh Giken Co. Ltd.	23,900	299,533
#	SEMITEC Corp.	32,000	360,495
	Shibaura Electronics Co. Ltd.	42,300	1,637,672
	Shibaura Mechatronics Corp.	58,400	2,224,335
*	SHIFT, Inc.	36,700	3,375,937
#	Shikino High-Tech Co. Ltd.	1,500	22,213
	Shindengen Electric Manufacturing Co. Ltd.	43,000	805,553
	Shinko Shoji Co. Ltd.	231,100	1,522,867
#	Shizuki Electric Co., Inc.	105,000	289,974
	Showa Shinku Co. Ltd.	24,400	217,882
	Sigma Koki Co. Ltd.	20,000	199,343
	Siix Corp.	175,700	1,811,336
*	Simplex Holdings, Inc.	116,900	1,888,580
	SK-Electronics Co. Ltd.	44,900	920,487
# *	Smaregi, Inc.	17,500	249,922
	SMK Corp.	26,049	404,186
	Softcreate Holdings Corp.	96,400	1,131,177
	Soliton Systems KK	54,100	440,891
	Solxyz Co. Ltd.	29,700	60,869
	SRA Holdings	69,900	1,748,673
	Startia Holdings, Inc.	22,600	208,283
	Sumida Corp.	132,049	1,043,001
# *	Sun*, Inc.	50,900	298,060
	Sun-Wa Technos Corp.	75,500	1,081,576
#	Suzuden Corp.	13,400	181,426
	Suzuki Co. Ltd.	65,977	595,574
	System D, Inc.	1,100	8,953
	System Research Co. Ltd.	61,600	612,439
	System Support, Inc.	29,400	348,218
	Systems Engineering Consultants Co. Ltd.	10,500	312,495
	Systena Corp.	1,593,700	2,655,483
#	T&S, Inc.	600	6,254
	Tachibana Eletech Co. Ltd.	101,760	1,941,291
	TAKEBISHI Corp.	52,200	682,032
	Tamura Corp.	423,400	1,740,670
#	TASUKI Holdings, Inc.	60,926	239,509
#	Tazmo Co. Ltd.	58,700	1,386,929
#	TDC Soft, Inc.	186,800	1,369,235
	TechMatrix Corp.	237,900	2,521,271
	Techno Horizon Co. Ltd.	9,700	32,164
#	Tecnos Japan, Inc.	46,100	172,242

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Teikoku Tsushin Kogyo Co. Ltd.	40,000	$472,124
#	Tera Probe, Inc.	11,500	382,674
#	TESEC Corp.	22,600	298,940
	Toho System Science Co. Ltd.	4,050	33,456
	Tokyo Electron Device Ltd.	121,400	4,358,946
	Tomen Devices Corp.	17,800	755,512
	Topcon Corp.	617,300	7,250,356
#	Torex Semiconductor Ltd.	52,900	591,092
	Toshiba TEC Corp.	137,500	2,765,666
	Towa Corp.	119,700	6,893,594
	Toyo Corp.	148,100	1,427,383
	Tsuzuki Denki Co. Ltd.	45,800	650,996
	Ubicom Holdings, Inc.	6,574	48,296
	Uchida Yoko Co. Ltd.	46,400	2,056,466
	ULS Group, Inc.	14,700	368,048
	UNITED, Inc.	50,500	266,208
#	User Local, Inc.	30,400	401,728
	V Technology Co. Ltd.	48,800	784,010
	Wacom Co. Ltd.	30,700	117,904
#	WILLs, Inc.	34,200	152,593
*	WingArc1st, Inc.	64,000	1,083,932
	YAC Holdings Co. Ltd.	13,000	192,622
#	Yamaichi Electronics Co. Ltd.	130,100	2,243,749
	Yashima Denki Co. Ltd.	119,500	1,169,549
#	YE DIGITAL Corp.	27,500	116,814
	Yokowo Co. Ltd.	98,275	1,043,503

TOTAL INFORMATION TECHNOLOGY			391,934,650

MATERIALS — (12.8%)
	Achilles Corp.	66,700	669,253
	ADEKA Corp.	494,500	10,276,060
	Agro-Kanesho Co. Ltd.	2,300	17,128
	Aica Kogyo Co. Ltd.	225,700	5,231,554
	Aichi Steel Corp.	68,765	1,508,201
	Arakawa Chemical Industries Ltd.	92,300	641,669
	Araya Industrial Co. Ltd.	12,200	314,164
	ARE Holdings, Inc.	453,000	5,855,292
	Artience Co. Ltd.	214,900	3,982,634
	Asahi Printing Co. Ltd.	25,700	149,382
	Asahi Yukizai Corp.	84,300	2,632,089
	Asahipen Corp.	2,100	24,242
	Asia Pile Holdings Corp.	187,730	1,003,014
	C Uyemura & Co. Ltd.	64,100	4,195,766
	Carlit Holdings Co. Ltd.	122,213	889,298
#	Chubu Steel Plate Co. Ltd.	46,600	684,503
	Chuetsu Pulp & Paper Co. Ltd.	32,800	353,513
#	Chugoku Marine Paints Ltd.	183,100	2,396,289
	CI Takiron Corp.	281,800	1,167,778
	CK-San-Etsu Co. Ltd.	23,100	579,927
	Dai Nippon Toryo Co. Ltd.	118,200	891,251
	Daido Steel Co. Ltd.	540,100	5,955,415
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,100	644,363
	Daiki Aluminium Industry Co. Ltd.	156,900	1,324,312
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	74,600	1,361,289
#	Daio Paper Corp.	363,500	2,602,483
	Denka Co. Ltd.	330,100	4,891,263
	DIC Corp.	356,700	6,666,572
	DKS Co. Ltd.	41,115	852,646
	Dowa Holdings Co. Ltd.	195,100	7,305,909

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Dynapac Co. Ltd.	8,500	$96,236
	FP Corp.	176,997	2,847,948
	Fuji Seal International, Inc.	232,828	2,991,698
	Fujikura Kasei Co. Ltd.	132,400	391,534
	Fujimi, Inc.	258,500	5,606,795
	Fujimori Kogyo Co. Ltd.	98,500	2,665,348
	Fuso Chemical Co. Ltd.	112,800	2,897,074
	Godo Steel Ltd.	49,900	1,672,898
	Gun-Ei Chemical Industry Co. Ltd.	25,700	570,803
#	Hakudo Co. Ltd.	41,600	745,236
	Harima Chemicals Group, Inc.	68,700	389,591
	Hodogaya Chemical Co. Ltd.	34,401	1,014,231
	Hokkan Holdings Ltd.	53,741	615,629
#	Hokko Chemical Industry Co. Ltd.	115,300	1,143,230
	Hokuetsu Corp.	751,699	6,339,691
#	Ise Chemicals Corp.	10,400	1,224,267
	Ishihara Chemical Co. Ltd.	72,000	809,805
	Ishihara Sangyo Kaisha Ltd.	174,050	2,016,250
	Ishizuka Glass Co. Ltd.	10,200	175,236
	Japan Pure Chemical Co. Ltd.	500	10,141
	JCU Corp.	124,200	2,965,217
	JSP Corp.	79,400	1,171,406
	Kaneka Corp.	219,600	5,688,084
	Kanto Denka Kogyo Co. Ltd.	249,700	1,703,995
#	KeePer Technical Laboratory Co. Ltd.	83,000	2,360,210
#	KEIWA, Inc.	53,200	371,910
	KH Neochem Co. Ltd.	190,142	2,919,584
	Kimoto Co. Ltd.	149,700	200,703
	Koatsu Gas Kogyo Co. Ltd.	185,393	1,017,168
	Kohsoku Corp.	70,200	974,080
	Konishi Co. Ltd.	330,800	2,809,306
#	Konoshima Chemical Co. Ltd.	37,500	363,311
#	Krosaki Harima Corp.	116,000	2,507,486
#	Kumiai Chemical Industry Co. Ltd.	346,887	1,768,015
	Kunimine Industries Co. Ltd.	35,000	254,887
	Kureha Corp.	263,550	4,698,382
	Kurimoto Ltd.	59,000	1,569,579
	Kuriyama Holdings Corp.	79,300	699,360
	Kyoei Steel Ltd.	131,200	1,867,800
	Kyowa Leather Cloth Co. Ltd.	70,100	347,401
	Lintec Corp.	240,500	4,794,600
	Maeda Kosen Co. Ltd.	116,000	2,538,647
	Maruichi Steel Tube Ltd.	233,400	6,009,693
	MEC Co. Ltd.	84,000	2,203,616
	Mitani Sekisan Co. Ltd.	66,000	2,418,936
	Mitsubishi Materials Corp.	477,800	9,337,438
#	Mitsubishi Paper Mills Ltd.	172,200	626,209
	Mitsubishi Steel Manufacturing Co. Ltd.	57,000	496,795
	Mitsui Mining & Smelting Co. Ltd.	329,400	10,328,956
	MORESCO Corp.	21,100	173,353
	Moriroku Holdings Co. Ltd.	15,400	264,264
	Mory Industries, Inc.	33,200	1,382,706
	Muto Seiko Co.	22,800	271,016
	Nakayama Steel Works Ltd.	206,000	1,194,521
	Nasu Denki Tekko Co. Ltd.	3,000	203,995
	Neturen Co. Ltd.	199,200	1,333,597
# *	New Japan Chemical Co. Ltd.	61,900	65,752
	Nicca Chemical Co. Ltd.	45,700	289,751
	Nichia Steel Works Ltd.	24,800	48,620

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Nihon Kagaku Sangyo Co. Ltd.	79,800	$724,512
	Nihon Nohyaku Co. Ltd.	184,500	875,555
	Nihon Parkerizing Co. Ltd.	513,400	3,948,106
#	Nihon Yamamura Glass Co. Ltd.	45,000	408,918
	Nippon Carbide Industries Co., Inc.	46,200	527,463
	Nippon Chemical Industrial Co. Ltd.	42,500	650,633
	Nippon Concrete Industries Co. Ltd.	240,017	610,582
	Nippon Denko Co. Ltd.	573,414	1,130,888
#	Nippon Fine Chemical Co. Ltd.	81,000	1,244,778
	Nippon Kayaku Co. Ltd.	608,700	4,958,122
	Nippon Light Metal Holdings Co. Ltd.	339,890	4,033,132
	Nippon Paper Industries Co. Ltd.	517,800	3,600,039
	Nippon Pillar Packing Co. Ltd.	108,800	4,285,581
	Nippon Shokubai Co. Ltd.	421,600	4,007,343
	Nippon Soda Co. Ltd.	136,200	4,996,311
	Nippon Yakin Kogyo Co. Ltd.	73,349	2,170,028
#	Nitta Gelatin, Inc.	64,800	294,633
	Nittetsu Mining Co. Ltd.	65,900	2,071,325
	Nozawa Corp.	47,500	271,958
	Oat Agrio Co. Ltd.	49,200	624,557
	Okamoto Industries, Inc.	69,300	2,173,837
	Okura Industrial Co. Ltd.	44,300	879,270
	Osaka Organic Chemical Industry Ltd.	90,943	1,884,942
	Osaka Soda Co. Ltd.	15,599	914,857
	Osaka Steel Co. Ltd.	79,300	1,205,402
	OSAKA Titanium Technologies Co. Ltd.	157,200	2,449,053
# *	Pacific Metals Co. Ltd.	86,841	717,659
	Pack Corp.	87,200	2,025,145
	Rasa Industries Ltd.	43,000	764,925
	Rengo Co. Ltd.	1,028,300	7,710,054
	Riken Technos Corp.	231,800	1,482,196
	Sakai Chemical Industry Co. Ltd.	80,516	1,047,375
	Sakata INX Corp.	243,000	2,468,034
	Sanyo Chemical Industries Ltd.	72,100	1,885,425
	Sanyo Special Steel Co. Ltd.	115,660	1,564,560
	Sekisui Kasei Co. Ltd.	135,082	424,467
	Shikoku Kasei Holdings Corp.	224,500	2,529,032
	Shinagawa Refractories Co. Ltd.	161,000	1,961,972
	Shin-Etsu Polymer Co. Ltd.	262,800	2,565,301
	SK Kaken Co. Ltd.	6,700	337,413
	Soken Chemical & Engineering Co. Ltd.	46,700	869,876
	Stella Chemifa Corp.	55,900	1,362,074
	Sumitomo Bakelite Co. Ltd.	244,200	6,955,529
	Sumitomo Osaka Cement Co. Ltd.	196,699	4,883,668
	Sumitomo Seika Chemicals Co. Ltd.	50,200	1,598,651
	T Hasegawa Co. Ltd.	123,100	2,403,686
	Taiheiyo Cement Corp.	375,454	8,587,569
	Taisei Lamick Co. Ltd.	36,200	655,126
	Taiyo Holdings Co. Ltd.	221,700	4,517,877
	Takasago International Corp.	82,700	1,835,199
	Takemoto Yohki Co. Ltd.	35,900	182,135
	Taki Chemical Co. Ltd.	12,300	305,859
#	Tanaka Chemical Corp.	13,400	81,874
	Taoka Chemical Co. Ltd.	11,400	55,893
	Tayca Corp.	89,617	847,686
	Teijin Ltd.	840,188	8,196,597
	Tenma Corp.	111,300	1,590,854
	Toagosei Co. Ltd.	666,600	6,705,566
	Toho Acetylene Co. Ltd.	63,500	149,164

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Toho Chemical Industry Co. Ltd.	47,000	$151,878
#	Toho Titanium Co. Ltd.	182,800	1,576,610
*	Toho Zinc Co. Ltd.	96,499	636,881
	Tohoku Steel Co. Ltd.	7,200	85,668
	Tokai Carbon Co. Ltd.	1,067,700	7,083,532
	Tokushu Tokai Paper Co. Ltd.	52,258	1,239,802
	Tokuyama Corp.	354,797	7,320,919
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	214,783
	Tokyo Rope Manufacturing Co. Ltd.	46,000	420,213
	Tokyo Steel Manufacturing Co. Ltd.	469,100	4,976,128
#	Tokyo Tekko Co. Ltd.	52,900	1,544,026
	Tomoku Co. Ltd.	70,600	1,157,075
	Topy Industries Ltd.	76,800	1,302,561
#	Toyo Gosei Co. Ltd.	29,500	1,513,557
	Toyobo Co. Ltd.	469,900	3,334,555
	TYK Corp.	108,200	322,272
	UACJ Corp.	189,241	5,781,432
	UBE Corp.	581,000	10,621,656
#	Ultrafabrics Holdings Co. Ltd.	12,900	98,718
	Valqua Ltd.	103,799	2,901,359
	Vertex Corp.	126,294	1,404,665
	Wavelock Holdings Co. Ltd.	28,300	120,887
#	Wood One Co. Ltd.	8,797	55,915
	Yamau Holdings Co. Ltd.	5,300	63,716
	Yamax Corp.	10,700	110,364
	Yodogawa Steel Works Ltd.	133,400	4,186,886
	Yotai Refractories Co. Ltd.	115,400	1,060,667
	Yushiro Chemical Industry Co. Ltd.	54,300	677,269
	Zeon Corp.	375,299	3,740,277

TOTAL MATERIALS			383,445,786

REAL ESTATE — (1.6%)
	AD Works Group Co. Ltd.	75,179	115,381
	Airport Facilities Co. Ltd.	143,970	563,504
#	Anabuki Kosan, Inc.	16,400	226,237
	Aoyama Zaisan Networks Co. Ltd.	101,700	902,973
	Apaman Co. Ltd.	68,100	205,080
	Arealink Co. Ltd.	47,573	935,363
	AZOOM Co. Ltd.	8,200	281,035
	B-Lot Co. Ltd.	33,900	217,591
	Cosmos Initia Co. Ltd.	46,100	252,251
	CRE, Inc.	38,300	346,743
*	CREAL, Inc.	1,500	39,021
	Dear Life Co. Ltd.	150,100	975,793
	Goldcrest Co. Ltd.	89,770	1,447,025
	Grandy House Corp.	95,600	367,494
	Heiwa Real Estate Co. Ltd.	124,100	3,430,876
#	JALCO Holdings, Inc.	96,400	213,559
#	Japan Property Management Center Co. Ltd.	79,300	664,957
	JINUSHI Co. Ltd.	77,900	1,259,997
	JSB Co. Ltd.	50,800	942,083
#	Kasumigaseki Capital Co. Ltd.	10,400	966,527
#	Katitas Co. Ltd.	258,200	3,110,756
	Keihanshin Building Co. Ltd.	197,400	1,978,791
	LA Holdings Co. Ltd.	12,200	366,417
	Leopalace21 Corp.	1,048,500	3,470,207
	Loadstar Capital KK.	34,100	733,583
	Mirarth Holdings, Inc.	523,500	1,605,173
	Mugen Estate Co. Ltd.	54,600	480,224

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Nisshin Group Holdings Co. Ltd.	196,700	$667,443
	Raysum Co. Ltd.	23,248	535,402
	Relo Group, Inc.	456,756	3,970,399
	SAMTY Co. Ltd.	155,850	2,658,624
	Sankyo Frontier Co. Ltd.	23,700	645,757
	Sansei Landic Co. Ltd.	3,100	20,397
# *	SRE Holdings Corp.	46,200	1,124,573
	Star Mica Holdings Co. Ltd.	137,071	554,649
	Starts Corp., Inc.	200,400	4,520,816
	Sun Frontier Fudousan Co. Ltd.	173,400	2,156,646
	Sunnexta Group, Inc.	11,100	71,307
#	Tenpo Innovation Co. Ltd.	3,100	17,980
*	TKP Corp.	49,700	440,336
	TOC Co. Ltd.	284,250	1,416,095
#	Tokyo Theatres Co., Inc.	39,599	286,243
	Tosei Corp.	178,200	2,782,045
	Urbanet Corp. Co. Ltd.	92,700	250,195

TOTAL REAL ESTATE.			48,217,548

UTILITIES — (1.7%)
#	EF-ON, Inc.	72,920	197,322
# *	eRex Co. Ltd.	156,800	822,159
	Hiroshima Gas Co. Ltd.	307,500	747,847
#	Hokkaido Electric Power Co., Inc.	971,300	6,901,777
	Hokkaido Gas Co. Ltd.	92,600	1,806,056
	Hokuriku Electric Power Co	989,500	5,788,900
#	Hokuriku Gas Co. Ltd.	10,100	231,565
#	K&O Energy Group, Inc.	84,600	1,825,217
	Nippon Gas Co. Ltd.	655,600	10,692,315
	Okinawa Electric Power Co., Inc.	250,916	1,871,921
# *	Renewable Japan Co. Ltd.	12,900	74,175
# *	RENOVA, Inc.	214,500	2,015,531
	Saibu Gas Holdings Co. Ltd.	151,600	1,890,308
	Shikoku Electric Power Co., Inc.	776,800	6,437,844
	Shizuoka Gas Co. Ltd.	315,000	1,927,447
#	Toell Co. Ltd.	54,200	260,123
#	Toho Gas Co. Ltd.	265,600	6,820,738
#	West Holdings Corp.	126,603	2,112,472

TOTAL UTILITIES			52,423,717

TOTAL COMMON STOCKS
Cost ($ 2,691,088,163)			2,974,540,147

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	2,977,727	34,446,351

TOTAL INVESTMENTS — (100.0%)
(Cost $ 2,725,534,470)			$3,008,986,498

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$62,909,718	—	$62,909,718
Consumer Discretionary	—	454,010,397	—	454,010,397
Consumer Staples	—	236,858,033	—	236,858,033
Energy	—	24,392,797	—	24,392,797
Financials	—	275,625,897	—	275,625,897
Health Care	—	159,860,048	—	159,860,048
Industrial	—	884,861,556	—	884,861,556
Information Technology	$2,705,824	389,228,826	—	391,934,650
Materials	—	383,445,786	—	383,445,786
Real Estate	—	48,217,548	—	48,217,548
Utilities	—	52,423,717	—	52,423,717
Securities Lending Collateral	—	34,446,351	—	34,446,351

Total Investments in Securities	$2,705,824	$3,006,280,674	—	$3,008,986,498

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.6%)
AUSTRALIA — (68.9%)
# *	29Metals Ltd.	554,459	$177,599
*	3P Learning Ltd.	93,233	74,984
# *	4DMedical Ltd.	51,246	19,883
	Accent Group Ltd.	2,364,473	2,872,835
* ††	ACN Ltd.	1,687	0
	Acrow Ltd.	633,457	462,971
#	Adairs Ltd.	965,283	1,323,037
*	Adbri Ltd.	2,268,700	4,602,318
# *	AIC Mines Ltd.	66,765	21,496
*	Ainsworth Game Technology Ltd.	570,292	441,926
*	Alkane Resources Ltd.	2,714,831	1,086,370
*	Alliance Aviation Services Ltd.	436,741	886,302
# *	Alligator Energy Ltd.	5,133,833	194,530
*	Altech Batteries Ltd.	174,277	6,910
	Altium Ltd.	49,163	2,077,130
*	Alumina Ltd.	9,199,687	9,451,085
# *	AMA Group Ltd.	10,669,904	411,013
	AMP Ltd.	16,162,745	11,375,893
	Ansell Ltd.	826,903	13,595,186
*	Antipa Minerals Ltd.	3,268,084	25,187
#	APM Human Services International Ltd.	80,377	62,711
# *	Appen Ltd.	1,224,295	481,806
# *	Arafura Rare Earths Ltd.	11,847,717	1,512,710
#	ARB Corp. Ltd.	515,473	12,654,606
# *	Archer Materials Ltd.	514,440	166,609
*	Ardea Resources Ltd.	232,320	101,540
# *	Argosy Minerals Ltd.	2,371,384	195,232
#	ARN Media Ltd.	2,190,777	1,180,337
# *	Aroa Biosurgery Ltd.	310,301	100,776
# *	Articore Group Ltd.	1,298,178	367,351
	AUB Group Ltd.	604,471	10,962,909
*	Audinate Group Ltd.	339,881	4,080,523
# *	Aura Energy Ltd.	296,027	33,986
# *	Aurelia Metals Ltd.	8,927,612	1,147,854
# *	Aussie Broadband Ltd.	1,298,579	3,097,379
	Austal Ltd.	1,915,922	2,833,804
#	Austin Engineering Ltd.	845,694	274,989
# *	Australian Agricultural Co. Ltd.	2,095,546	1,860,454
#	Australian Clinical Labs Ltd.	1,016,497	1,595,547
	Australian Ethical Investment Ltd.	447,310	1,351,445
#	Australian Finance Group Ltd.	1,690,583	1,635,190
# *	Australian Strategic Materials Ltd.	577,211	377,080
# *	Australian Vanadium Ltd.	16,823,179	152,660
# *	Australian Vintage Ltd.	2,444,948	596,191
#	Auswide Bank Ltd.	198,877	560,180
	Autosports Group Ltd.	14,044	23,658
# *	AVJennings Ltd.	7,298,697	1,524,528
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	14,528	34,393
	Baby Bunting Group Ltd.	696,057	824,259
#	Bank of Queensland Ltd.	3,764,914	14,871,977
*	Bannerman Energy Ltd.	95,393	229,720
#	Bapcor Ltd.	2,013,984	7,540,930
	Base Resources Ltd.	2,267,930	366,598
*	BCI Minerals Ltd.	5,533,358	821,688

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Beach Energy Ltd.	9,477,871	$9,705,184
#	Beacon Lighting Group Ltd.	496,214	932,742
	Beacon Minerals Ltd.	2,446,902	47,396
	Bega Cheese Ltd.	1,544,663	4,094,980
#	Bell Financial Group Ltd.	734,391	640,006
*	Bellevue Gold Ltd.	8,680,965	9,808,562
	Bendigo & Adelaide Bank Ltd.	20,951	131,323
*	Berkeley Energia Ltd.	37,692	8,348
# *	Betmakers Technology Group Ltd.	2,293,199	176,507
# *	Bigtincan Holdings Ltd.	1,377,352	133,189
*	Black Cat Syndicate Ltd.	80,356	14,183
# *	Black Rock Mining Ltd.	3,083,310	130,115
# *	Boss Energy Ltd.	2,985,896	9,397,878
*	Botanix Pharmaceuticals Ltd.	220,516	31,340
# *	Bravura Solutions Ltd.	2,245,735	1,985,238
	Breville Group Ltd.	613,229	10,096,657
	Brickworks Ltd.	443,273	7,634,576
# *	Bubs Australia Ltd.	1,112,690	107,498
# * ††	BWX Ltd.	744,883	0
*	Byron Energy Ltd.	275,427	12,369
# *	Calidus Resources Ltd.	939,861	84,547
	Calima Energy Ltd.	1,950,890	158,168
*	Calix Ltd.	11,872	11,315
#	Capitol Health Ltd.	5,647,083	874,196
	Capral Ltd.	74,958	477,567
*	Capricorn Metals Ltd.	2,326,307	7,364,166
# *	Carnarvon Energy Ltd.	9,573,458	1,205,149
#	Cash Converters International Ltd.	2,674,589	362,993
# *	Catapult Group International Ltd.	510,098	469,961
	Cedar Woods Properties Ltd.	384,889	1,182,755
*	Centrebet International Ltd.	81,336	0
# *	Cettire Ltd.	1,333,064	2,534,030
	Challenger Ltd.	2,318,192	9,987,706
	Champion Iron Ltd.	2,045,901	9,271,672
# *	Chrysos Corp. Ltd.	79,095	289,038
# *	City Chic Collective Ltd.	1,254,668	311,411
*	Clean Seas Seafood Ltd.	247,494	43,328
	ClearView Wealth Ltd.	156,351	61,570
#	Clinuvel Pharmaceuticals Ltd.	243,314	2,350,135
#	Clover Corp. Ltd.	788,775	263,086
# *	Coast Entertainment Holdings Ltd.	2,291,643	721,747
*	Cobalt Blue Holdings Ltd.	650,479	38,649
	Cobram Estate Olives Ltd.	13,612	16,381
	Codan Ltd.	810,546	5,712,440
#	COG Financial Services Ltd.	11,924	9,136
# *	Cogstate Ltd.	285,806	260,215
	Collins Foods Ltd.	698,877	4,480,140
*	Comet Ridge Ltd.	2,645,338	331,199
# *	Cooper Energy Ltd.	16,159,237	2,120,787
# *	Core Lithium Ltd.	2,708,158	248,687
Ω	Coronado Global Resources, Inc., CDI	2,381,556	1,892,715
#	Corporate Travel Management Ltd.	735,679	7,207,705
#	Credit Corp. Group Ltd.	406,633	4,255,348
	CSR Ltd.	3,025,097	17,254,499
	Dalrymple Bay Infrastructure Ltd.	292,714	527,893
	Data#3 Ltd.	1,167,081	5,740,321
*	De Grey Mining Ltd.	9,589,596	7,980,148
# *	Deep Yellow Ltd.	3,110,293	2,872,725
# *	Delta Lithium Ltd.	188,079	36,891

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Deterra Royalties Ltd.	1,916,483	$6,066,433
# *	Develop Global Ltd.	145,759	228,772
	Dicker Data Ltd.	483,482	3,330,690
	Domain Holdings Australia Ltd.	1,612,485	3,047,431
	Domino’s Pizza Enterprises Ltd.	366,930	9,255,966
	Downer EDI Ltd.	4,102,725	12,316,600
# *	Dreadnought Resources Ltd.	5,603,062	60,851
# *	Dropsuite Ltd.	52,173	9,054
# *	DUG Technology Ltd.	40,507	71,672
	Duratec Ltd.	312,716	206,555
#	Eagers Automotive Ltd.	877,469	7,068,561
# *	Ecograf Ltd.	1,581,731	169,617
	Elanor Investor Group	190,893	147,972
	Elders Ltd.	960,921	5,220,853
# *	Electro Optic Systems Holdings Ltd.	89,975	101,709
# *	Elixir Energy Ltd.	2,250,692	161,183
	Emeco Holdings Ltd.	1,839,318	853,512
*	Emerald Resources NL	3,039,618	6,842,469
# *	EML Payments Ltd.	1,912,519	1,231,641
*	Energy Transition Minerals Ltd.	1,881,748	45,364
	Enero Group Ltd.	298,728	320,633
# *	EnviroSuite Ltd.	1,131,191	40,104
	EQT Holdings Ltd.	183,814	3,606,199
	Eureka Group Holdings Ltd.	67,111	23,401
# *	European Lithium Ltd.	3,882,196	132,776
	Euroz Hartleys Group Ltd.	329,402	185,425
	EVT Ltd.	623,546	4,772,237
*	Experience Co. Ltd.	102,579	11,260
	Fenix Resources Ltd.	1,077,851	195,579
*	Finbar Group Ltd.	337,695	173,252
# * ††	Firefinch Ltd.	1,569,275	38,122
*	FleetPartners Group Ltd.	1,881,675	4,356,953
#	Fleetwood Ltd.	521,125	542,510
#	Flight Centre Travel Group Ltd.	991,677	13,478,887
# *	Frontier Digital Ventures Ltd.	1,085,135	395,075
	G8 Education Ltd.	4,311,845	3,386,881
# *	Galan Lithium Ltd.	1,772,684	372,292
# *	Genetic Signatures Ltd.	222,913	99,729
# *	Genex Power Ltd.	1,098,842	192,205
	Gold Road Resources Ltd.	7,834,503	8,107,416
	GR Engineering Services Ltd.	383,010	565,605
	GrainCorp Ltd., Class A	1,353,547	7,437,272
	Grange Resources Ltd.	3,343,783	900,139
	GUD Holdings Ltd.	1,021,707	6,709,313
	GWA Group Ltd.	1,285,728	2,124,376
	Hansen Technologies Ltd.	1,184,216	3,588,406
	Harvey Norman Holdings Ltd.	642,326	1,886,390
*	Hastings Technology Metals Ltd.	22,589	4,975
# *	Healius Ltd.	4,269,945	3,289,337
	Helia Group Ltd.	2,432,299	6,243,090
*	Helios Energy Ltd.	817,342	26,687
#	Helloworld Travel Ltd.	51,370	90,101
# *	Highfield Resources Ltd.	535,052	105,241
# *	Hillgrove Resources Ltd.	937,758	49,481
	Horizon Oil Ltd.	2,772,809	312,912
*	Hot Chili Ltd.	169,686	135,687
	HUB24 Ltd.	477,073	12,257,701
#	Humm Group Ltd.	2,649,044	793,679
#	IDP Education Ltd.	637,921	6,651,531

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Iluka Resources Ltd.	1,975,515	$9,606,164
	Imdex Ltd.	3,102,837	4,161,158
# *	Immutep Ltd.	3,466,795	954,755
# *	Immutep Ltd., Sponsored ADR	7,245	19,489
# *	ImpediMed Ltd.	267,755	14,573
# *	Imugene Ltd.	4,503,837	248,803
	Incitec Pivot Ltd.	4,870,252	8,744,963
	Infomedia Ltd.	3,020,161	3,213,800
	Inghams Group Ltd.	2,665,743	6,309,502
#	Insignia Financial Ltd.	3,390,811	5,306,534
#	Integral Diagnostics Ltd.	1,241,926	2,043,061
*	Investigator Resources Ltd.	278,908	8,692
# *	ioneer Ltd.	8,674,581	1,077,244
	IPD Group Ltd.	147,547	435,305
	IPH Ltd.	1,584,397	6,377,909
# *	IRESS Ltd.	1,252,591	6,845,854
	IVE Group Ltd.	740,279	1,021,285
#	Johns Lyng Group Ltd.	1,345,745	4,825,878
*	Judo Capital Holdings Ltd.	891,081	765,079
	Jumbo Interactive Ltd.	208,843	2,122,759
	Jupiter Mines Ltd.	5,396,584	1,027,213
*	Karoon Energy Ltd.	5,017,969	6,193,446
	Kelly Partners Group Holdings Ltd.	3,572	15,796
#	Kelsian Group Ltd.	936,772	3,329,266
#	Kogan.com Ltd.	507,181	1,648,923
# *	Lark Distilling Co. Ltd.	53,414	35,980
	Lendlease Corp. Ltd.	3,377,119	13,927,398
# * ††	Leo Lithium Ltd.	726,998	89,009
*	Lepidico Ltd.	2,895,993	5,667
	Liberty Financial Group Ltd.	4,470	11,374
	Lifestyle Communities Ltd.	676,135	5,158,845
	Lindsay Australia Ltd.	525,939	323,625
	Link Administration Holdings Ltd.	2,909,717	4,199,114
	Lovisa Holdings Ltd.	404,882	8,160,018
*	Lucapa Diamond Co. Ltd.	218,063	14,960
	Lycopodium Ltd.	93,012	739,430
*	Lynas Rare Earths Ltd.	123,026	514,415
#	MA Financial Group Ltd.	509,471	1,511,763
#	Maas Group Holdings Ltd.	123,655	344,036
# *	Mach7 Technologies Ltd.	42,643	20,016
	Macmahon Holdings Ltd.	6,121,225	983,850
*	Macquarie Technology Group Ltd.	35,597	1,872,625
#	Mader Group Ltd.	101,553	439,504
	Magellan Financial Group Ltd.	934,906	5,308,518
††	Mallee Resources Ltd.	49,485	2,565
	MaxiPARTS Ltd.	103,802	161,472
*	Mayne Pharma Group Ltd.	387,891	1,739,830
	McMillan Shakespeare Ltd.	544,280	6,496,768
#	McPherson’s Ltd.	653,702	207,310
*	Medical Developments International Ltd.	146,467	44,968
*	Megaport Ltd.	729,226	6,243,996
# *	Melbana Energy Ltd.	1,489,820	54,595
# *	Mesoblast Ltd.	3,561,708	2,261,713
# *	Metals X Ltd.	3,009,959	876,714
	Metcash Ltd.	5,799,205	14,706,116
	Michael Hill International Ltd.	1,522,713	665,118
# *	Micro-X Ltd.	261,656	15,087
*	MMA Offshore Ltd.	1,868,257	3,151,011
	Monadelphous Group Ltd.	597,465	5,132,157

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Monash IVF Group Ltd.	2,171,758	$2,056,941
*	Morning Star Gold NL	332,749	0
#	MotorCycle Holdings Ltd.	109,445	104,741
*	Mount Gibson Iron Ltd.	3,334,875	955,247
#	Myer Holdings Ltd.	3,710,235	1,818,397
	MyState Ltd.	646,654	1,496,031
*	Nanosonics Ltd.	1,532,733	2,836,034
	Navigator Global Investments Ltd.	1,618,656	1,935,691
# *	Neometals Ltd.	1,640,466	104,377
	Netwealth Group Ltd.	798,551	10,050,979
	New Hope Corp. Ltd.	3,218,747	9,363,398
# *	New World Resources Ltd.	2,751,437	64,185
# *	NextEd Group Ltd.	47,565	8,612
	nib holdings Ltd.	2,762,115	13,190,585
	Nick Scali Ltd.	423,775	4,249,858
	Nickel Industries Ltd.	9,405,425	5,649,027
#	Nine Entertainment Co. Holdings Ltd.	7,806,987	7,609,583
# *	Novonix Ltd.	1,098,177	605,974
	NRW Holdings Ltd.	3,217,572	5,743,232
	Nufarm Ltd.	2,227,788	7,363,471
*	Nuix Ltd.	583,294	772,810
	Objective Corp. Ltd.	113,847	918,175
*	OFX Group Ltd.	1,495,386	1,604,167
	OM Holdings Ltd.	676,887	210,341
# *	Omni Bridgeway Ltd.	1,596,158	1,282,036
	oOh!media Ltd.	2,618,980	2,831,568
*	Opthea Ltd.	179,060	71,661
	Orora Ltd.	7,895,775	11,067,453
#	Pacific Current Group Ltd.	333,540	2,168,401
#	Pacific Smiles Group Ltd.	272,678	328,145
*	Paladin Energy Ltd.	1,726,294	15,320,419
# * ††	Panoramic Resources Ltd.	10,367,820	174,623
# *	Pantoro Ltd.	9,770,781	540,971
# *	Paradigm Biopharmaceuticals Ltd.	59,638	10,386
	Paragon Care Ltd.	560,423	118,035
	Peet Ltd.	1,364,417	1,047,390
# *	Peninsula Energy Ltd.	5,706,281	399,125
#	PeopleIN Ltd.	389,220	243,222
	Pepper Money Ltd.	217,431	208,762
	Perenti Ltd.	4,589,924	2,817,285
	Perpetual Ltd.	533,324	8,108,790
	Perseus Mining Ltd.	8,150,426	11,921,805
#	Peter Warren Automotive Holdings Ltd.	341,518	494,865
*	PEXA Group Ltd.	718,528	5,588,907
#	Pinnacle Investment Management Group Ltd.	868,774	6,224,635
	Platinum Asset Management Ltd.	2,397,454	1,650,079
*	Playside Studios Ltd.	126,631	71,408
#	PointsBet Holdings Ltd.	616,994	202,237
*	Poseidon Nickel Ltd.	13,403,271	51,436
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
# *	Praemium Ltd.	2,916,041	921,887
# *	Predictive Discovery Ltd.	1,997,557	271,744
	Premier Investments Ltd.	460,365	8,855,415
	Probiotec Ltd.	109,937	204,025
#	Propel Funeral Partners Ltd.	262,510	909,475
# * ††	Province Resources Ltd.	889,179	4,608
	PSC Insurance Group Ltd.	824,647	2,855,676
	PWR Holdings Ltd.	618,964	4,685,519
	QANTM Intellectual Property Ltd.	112,211	119,745

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Qube Holdings Ltd.	382,135	$812,902
	Ramelius Resources Ltd.	6,372,398	8,453,050
# *	ReadyTech Holdings Ltd.	271,579	596,795
*	Red 5 Ltd.	19,115,525	5,475,136
* ††	Red River Resources Ltd.	480,964	0
	Regal Partners Ltd.	40,660	75,377
#	Regis Healthcare Ltd.	924,208	2,351,811
*	Regis Resources Ltd.	4,531,352	6,382,759
	Reject Shop Ltd.	181,592	498,898
	Reliance Worldwide Corp. Ltd.	4,574,507	15,015,063
#	Resimac Group Ltd.	124,613	79,254
*	Resolute Mining Ltd.	12,373,039	3,361,310
# *	Retail Food Group Ltd.	13,948,578	632,585
# *	Rex Minerals Ltd.	1,661,163	234,569
	Ridley Corp. Ltd.	1,892,845	2,761,670
*	RPMGlobal Holdings Ltd.	1,315,368	2,100,098
*	Sandfire Resources Ltd.	2,980,077	17,949,060
# *	Select Harvests Ltd.	726,282	1,639,217
#	Servcorp Ltd.	348,243	923,539
	Service Stream Ltd.	3,520,805	2,899,777
# *	Seven West Media Ltd.	5,367,384	725,394
	SG Fleet Group Ltd.	495,875	1,005,632
	Shaver Shop Group Ltd.	677,094	499,360
*	Sheffield Resources Ltd.	249,376	88,873
	Shine Justice Ltd.	59,739	27,474
	Shriro Holdings Ltd.	24,206	11,935
	Sigma Healthcare Ltd.	10,130,069	8,248,735
*	Silver Lake Resources Ltd.	5,859,748	5,407,328
# *	Silver Mines Ltd.	4,378,799	459,666
	Sims Ltd.	1,023,034	7,840,813
	SmartGroup Corp. Ltd.	884,641	5,424,318
#	Solvar Ltd.	1,158,197	720,882
	Southern Cross Electrical Engineering Ltd.	893,587	711,106
#	Southern Cross Media Group Ltd.	1,279,864	789,646
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,674,939	904,940
*	St Barbara Ltd.	5,150,769	869,089
	Stanmore Resources Ltd.	780,790	1,668,861
# *	Star Entertainment Group Ltd.	12,793,618	3,297,952
* ††	Strandline Resources Ltd.	2,534,832	59,114
# *	Strike Energy Ltd.	7,233,927	1,024,151
††	Sunland Group Ltd.	644,302	22,956
*	Sunstone Metals Ltd.	6,566,306	59,105
	Super Retail Group Ltd.	1,077,207	10,016,276
*	Superloop Ltd.	2,415,451	2,093,034
# *	Syrah Resources Ltd.	4,499,306	1,484,333
	Tabcorp Holdings Ltd.	14,226,279	6,675,205
	Technology One Ltd.	962,439	9,968,181
*	Telix Pharmaceuticals Ltd.	334,110	3,206,473
*	Temple & Webster Group Ltd.	645,713	4,712,578
* ††	Ten Sixty Four Ltd.	1,044,721	74,445
#	Terracom Ltd.	2,757,084	434,261
	Tribune Resources Ltd.	14,725	43,082
# *	Tuas Ltd.	346,384	891,695
# *	Tyro Payments Ltd.	2,811,176	1,725,009
#	Universal Store Holdings Ltd.	19,109	70,987
	Ventia Services Group Pty. Ltd.	4,118,921	9,586,161
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	4,788,882	10,485,228

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Viva Leisure Ltd.	84,215	$74,512
# *	Volpara Health Technologies Ltd.	225,102	166,552
# *	Vulcan Energy Resources Ltd.	76,760	165,015
# *	Wagners Holding Co. Ltd.	137,096	84,978
* ††	Walkabout Resources Ltd.	1,129,282	87,496
# *	Webjet Ltd.	2,238,459	11,749,811
*	West African Resources Ltd.	5,444,548	4,613,454
#	Westgold Resources Ltd.	2,847,042	4,067,368
# *	Xanadu Mines Ltd.	452,612	20,592
	XRF Scientific Ltd.	81,797	76,114
*	Zip Co. Ltd.	170,241	133,418

TOTAL AUSTRALIA			953,931,270

CHINA — (0.1%)
*	Fountain SET Holdings Ltd.	396,000	25,698
*	Neo-Neon Holdings Ltd.	2,061,500	108,289
	PAX Global Technology Ltd.	227,000	189,926
	SIIC Environment Holdings Ltd.	2,906,220	350,762

TOTAL CHINA			674,675

HONG KONG — (18.3%)
*	Aceso Life Science Group Ltd.	7,436,400	142,745
*	Acme International Holdings Ltd.	50,000	12,955
	Aeon Credit Service Asia Co. Ltd.	1,074,000	775,867
	Allied Group Ltd.	9,666,000	1,806,917
	Analogue Holdings Ltd.	842,000	115,913
	APAC Resources Ltd.	5,007,284	752,677
# *	Apollo Future Mobility Group Ltd.	583,599	38,897
	Asia Financial Holdings Ltd.	1,626,908	690,107
*	Asia Standard International Group Ltd.	10,846,917	547,243
	ASMPT Ltd.	1,083,400	13,464,149
	Associated International Hotels Ltd.	952,000	657,680
	Bank of East Asia Ltd.	3,549,377	4,468,997
	Best Mart 360 Holdings Ltd.	984,000	230,833
*	Blue River Holdings Ltd.	220,000	4,857
*	BOCOM International Holdings Co. Ltd.	2,371,000	90,293
	Bright Smart Securities & Commodities Group Ltd.	1,760,000	368,850
	Build King Holdings Ltd.	630,000	86,569
	Cafe de Coral Holdings Ltd.	2,510,000	2,603,219
*	Century City International Holdings Ltd.	7,111,460	177,537
	Chen Hsong Holdings	1,296,000	223,182
	Cheuk Nang Holdings Ltd.	771,714	163,575
	Chevalier International Holdings Ltd.	820,989	464,742
*	Chi Kan Holdings Ltd.	64,000	23,620
*	China Best Group Holding Ltd.	626,997	10,236
*	China Energy Development Holdings Ltd.	49,560,000	496,785
	China Motor Bus Co. Ltd.	80,000	567,509
# *	China Star Entertainment Ltd.	10,110,000	1,008,466
*	Chinese Estates Holdings Ltd.	2,912,000	393,721
	Chinney Investments Ltd.	1,136,000	111,739
	Chow Sang Sang Holdings International Ltd.	2,035,000	2,186,350
*	Chuang’s China Investments Ltd.	7,781,407	126,526
*	Chuang’s Consortium International Ltd.	7,519,043	340,048
	CITIC Telecom International Holdings Ltd.	11,401,125	3,866,492
#	CK Life Sciences International Holdings, Inc.	17,138,000	818,011
# *	C-Mer Eye Care Holdings Ltd.	2,716,000	1,023,520
	CN Logistics International Holdings Ltd.	33,000	13,860
	CNT Group Ltd.	7,979,264	311,098

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Convenience Retail Asia Ltd.	1,026,000	$88,436
# ††	Convoy, Inc.	32,922,000	131,727
# *	Cowell e Holdings, Inc.	1,254,000	2,845,028
Ω	Crystal International Group Ltd.	440,500	226,390
*	CSC Holdings Ltd.	83,051,250	297,713
	CSI Properties Ltd.	47,316,383	541,755
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,933,916	2,399,040
	Dah Sing Financial Holdings Ltd.	1,120,144	3,137,420
	Dickson Concepts International Ltd.	1,591,000	1,034,105
#	Dynamic Holdings Ltd.	230,000	241,347
	Eagle Nice International Holdings Ltd.	2,022,000	1,250,808
#	EC Healthcare	2,072,097	344,524
* ††	EcoGreen International Group Ltd.	1,994,640	90,850
	Emperor International Holdings Ltd.	10,584,753	464,483
	Emperor Watch & Jewellery Ltd.	25,160,000	571,170
*	Energy International Investments Holdings Ltd.	448,000	54,371
*	ENM Holdings Ltd.	12,820,000	549,033
*	Esprit Holdings Ltd.	10,905,325	317,719
Ω	ESR Group Ltd.	452,200	495,552
*	Eternity Investment Ltd.	360,000	2,315
	EuroEyes International Eye Clinic Ltd.	331,000	226,547
	Fairwood Holdings Ltd.	792,100	805,356
	Far East Consortium International Ltd.	11,693,629	1,581,378
	First Pacific Co. Ltd.	12,142,000	5,678,506
* Ω	FIT Hon Teng Ltd.	4,518,000	1,295,391
* Ω	Fosun Tourism Group.	341,800	161,882
	Four Seas Mercantile Holdings Ltd.	610,000	190,724
# * Ω	Frontage Holdings Corp.	2,300,000	360,106
	FSE Lifestyle Services Ltd.	685,000	474,750
	Get Nice Financial Group Ltd.	2,438,600	197,476
#	Giordano International Ltd.	6,066,000	1,548,041
	Glorious Sun Enterprises Ltd.	3,932,000	422,524
* ††	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd.	3,029,642	209,143
	Golden Resources Development International Ltd.	4,216,500	226,317
*	GR Life Style Company Ltd.	2,224,000	88,491
	Great Eagle Holdings Ltd.	1,186,472	1,811,135
*	Greentech Technology International Ltd.	2,594,000	144,105
	G-Resources Group Ltd.	2,582,810	822,338
	Guoco Group Ltd.	7,000	66,483
	Guotai Junan International Holdings Ltd.	14,527,797	1,052,064
	Hang Lung Group Ltd.	3,274,000	3,885,021
#	Hang Lung Properties Ltd.	1,763,000	1,945,844
	Hanison Construction Holdings Ltd.	2,713,649	209,586
*	Hao Tian International Construction Investment Group Ltd.	856,000	80,889
*	Harbour Centre Development Ltd.	936,500	703,466
#	HKBN Ltd.	4,273,500	1,285,518
	HKR International Ltd.	7,039,769	1,125,030
	Hon Kwok Land Investment Co. Ltd.	388,800	73,909
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	100,683
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	548,238
*	Hong Kong Resources Holdings Co. Ltd.	138,129	16,766
*	Hong Kong Technology Venture Co. Ltd.	2,029,000	391,903
*	Hongkong & Shanghai Hotels Ltd.	3,579,989	2,786,524
*	Hongkong Chinese Ltd.	4,838,000	166,347
Ω	Honma Golf Ltd.	1,123,000	480,138
	Hung Hing Printing Group Ltd.	2,940,000	446,373
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,676,000	1,141,257

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hysan Development Co. Ltd.	2,941,000	$4,583,792
*	IGG, Inc.	3,847,000	1,603,706
Ω	Impro Precision Industries Ltd.	416,000	110,177
	International Housewares Retail Co. Ltd.	1,915,000	312,669
*	IPE Group Ltd.	3,145,000	188,712
*	ITC Properties Group Ltd.	5,524,292	395,166
	Jacobson Pharma Corp. Ltd.	3,580,000	259,378
	Johnson Electric Holdings Ltd.	1,936,668	2,641,960
	K Wah International Holdings Ltd.	1,912,000	445,113
*	Kader Holdings Co. Ltd.	14,000	573
	Karrie International Holdings Ltd.	2,932,000	197,900
	Keck Seng Investments Hong Kong Ltd.	856,600	261,020
	Kerry Logistics Network Ltd.	3,661,000	3,426,514
	Kerry Properties Ltd.	3,070,500	5,952,518
	Kingmaker Footwear Holdings Ltd.	1,878,955	210,112
#	Kowloon Development Co. Ltd.	2,725,000	1,883,672
	KRP Development Holdings Ltd.	523,000	50,534
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,064
*	Lai Sun Development Co. Ltd.	2,556,894	186,345
*	Lai Sun Garment International Ltd.	1,497,442	114,120
	Lam Soon Hong Kong Ltd.	326,310	374,286
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	473,178
*	Lippo China Resources Ltd.	274,200	27,200
*	Lippo Ltd.	1,161,700	115,723
	Liu Chong Hing Investment Ltd.	1,531,200	905,132
	L’Occitane International SA	759,750	3,131,001
	Luk Fook Holdings International Ltd.	3,231,000	7,745,870
	Lung Kee Bermuda Holdings.	599,875	88,120
*	Magnificent Hotel Investment Ltd.	6,950,000	69,205
	Man Wah Holdings Ltd.	6,346,000	4,631,625
	Matrix Holdings Ltd.	1,067,414	107,796
# *	MECOM Power & Construction Ltd.	9,701,999	202,342
	Melbourne Enterprises Ltd.	39,500	348,265
* ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,515,987	285,040
	Miramar Hotel & Investment	1,170,000	1,490,087
	Modern Dental Group Ltd.	2,093,000	1,280,791
# *	Mongolian Mining Corp.	1,290,000	1,644,790
*	NagaCorp Ltd.	5,503,359	2,884,212
	Nameson Holdings Ltd.	7,692,000	629,283
	Nanyang Holdings Ltd.	133,500	441,641
	National Electronics Holdings	2,668,600	213,262
* ††	National United Resources Holdings Ltd.	1,828,000	18,564
*	NEW Concepts Holdings Ltd.	1,140,000	29,171
#	New World Development Co. Ltd.	4,389,000	4,660,901
* ††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	1,370,000	898,173
	NWS Holdings Ltd.	6,279,000	5,307,913
	Oriental Watch Holdings	2,719,611	1,225,908
*	Oshidori International Holdings Ltd.	20,024,400	410,635
	Pacific Basin Shipping Ltd.	28,012,000	9,699,374
*	Pacific Century Premium Developments Ltd.	457,240	10,097
	Pacific Textiles Holdings Ltd.	4,817,000	919,330
*	Paliburg Holdings Ltd.	3,180,830	328,159
*	Paradise Entertainment Ltd.	320,000	36,253
	PC Partner Group Ltd.	1,138,000	412,678
	PCCW Ltd.	18,623,545	9,311,665
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	148,898

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Perfect Medical Health Management Ltd.	2,553,000	$790,830
	Pico Far East Holdings Ltd.	5,004,000	1,029,033
	Playmates Holdings Ltd.	7,082,000	496,013
	Plover Bay Technologies Ltd.	2,192,000	781,707
	Pokfulam Development Co. Ltd.	62,000	41,808
*	PT International Development Co. Ltd.	10,693,725	79,989
	Public Financial Holdings Ltd.	2,848,000	439,964
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	200,048
*	Regal Hotels International Holdings Ltd.	2,897,800	904,198
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	564,117
*	Sa Sa International Holdings Ltd.	978,000	97,000
	Safety Godown Co. Ltd.	1,200,000	297,473
* Ω	Samsonite International SA	4,615,200	16,225,508
	SAS Dragon Holdings Ltd.	2,168,000	1,070,140
#	SEA Holdings Ltd.	1,657,523	329,176
# *	Shandong Hi-Speed Holdings Group Ltd.	43,000	39,124
*	Shangri-La Asia Ltd.	4,510,000	3,145,683
*	Shun Ho Property Investments Ltd.	1,140,757	113,971
*	Shun Tak Holdings Ltd.	8,283,419	820,431
	Singamas Container Holdings Ltd.	8,400,000	587,853
	SITC International Holdings Co. Ltd.	2,616,000	5,673,041
# *	SJM Holdings Ltd.	8,920,750	3,273,962
	SmarTone Telecommunications Holdings Ltd.	1,749,981	814,890
# *	Solomon Systech International Ltd.	8,926,000	317,080
	Soundwill Holdings Ltd.	600,500	541,493
*	South China Holdings Co. Ltd.	17,774,503	99,691
	Stella International Holdings Ltd.	2,686,000	4,896,134
	Sun Hung Kai & Co. Ltd.	4,094,429	1,250,285
*	Suncorp Technologies Ltd.	210,000	3,741
#	SUNeVision Holdings Ltd.	2,981,000	947,177
	TAI Cheung Holdings Ltd.	2,329,000	992,971
	Tai Hing Group Holdings Ltd.	221,000	25,064
	Tai Sang Land Development Ltd.	798,910	201,647
	Tan Chong International Ltd.	1,176,000	211,704
	Tao Heung Holdings Ltd.	1,396,000	129,598
*	Television Broadcasts Ltd.	1,566,000	674,680
# *	Texhong International Group Ltd.	385,000	209,095
	Texwinca Holdings Ltd.	4,160,000	412,631
	Theme International Holdings Ltd.	7,870,000	601,073
	Tian Teck Land Ltd.	1,024,000	309,362
*	TOM Group Ltd.	416,000	25,379
*	Tongda Group Holdings Ltd.	640,000	6,462
	Town Health International Medical Group Ltd.	7,030,115	251,243
	Tradelink Electronic Commerce Ltd.	6,126,000	718,995
	Transport International Holdings Ltd.	1,662,531	1,908,080
	Tycoon Group Holdings Ltd.	62,000	31,967
	United Laboratories International Holdings Ltd.	5,272,000	6,216,978
*	Universal Technologies Holdings Ltd.	1,730,000	25,482
* ††	Untrade.Genting Hk	5,824,000	0
*	Value Convergence Holdings Ltd.	2,448,000	18,986
	Value Partners Group Ltd.	5,059,000	1,153,772
	Vedan International Holdings Ltd.	3,576,000	257,347
	Vesync Co. Ltd.	82,000	46,496
	Vitasoy International Holdings Ltd.	3,587,000	2,677,189
# *	Vobile Group Ltd.	1,855,000	324,632
# * Ω	VPower Group International Holdings Ltd.	2,510,397	88,891
	VSTECS Holdings Ltd.	4,817,600	3,067,703
	VTech Holdings Ltd.	1,090,000	6,300,417

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Wai Kee Holdings Ltd.	4,938,738	$572,068
	Wang On Group Ltd.	41,740,000	170,899
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	120,675
	Wing On Co. International Ltd.	759,000	1,146,306
	Wing Tai Properties Ltd.	2,187,331	608,123
	Xinyi Glass Holdings Ltd.	2,063,000	2,204,534
*	YT Realty Group Ltd.	1,968,124	84,765
	YTO International Express & Supply Chain Technology Ltd.	586,000	93,665
	Yue Yuen Industrial Holdings Ltd.	3,182,000	5,633,911
*	Yunfeng Financial Group Ltd.	612,000	66,175
*	Zensun Enterprises Ltd.	190,000	8,015
*	Zhaobangji Lifestyle Holdings Ltd.	2,104,000	58,743

TOTAL HONG KONG			253,886,716

NEW ZEALAND — (2.7%)
	AFT Pharmaceuticals Ltd.	34,226	60,545
	Air New Zealand Ltd.	6,045,691	1,958,306
	Arvida Group Ltd.	1,451,043	921,202
	Briscoe Group Ltd.	34,115	89,536
	Channel Infrastructure NZ Ltd.	939,281	856,775
	Chorus Ltd.	605,191	2,564,276
#	Colonial Motor Co. Ltd.	99,975	485,540
	Comvita Ltd.	50,282	60,930
	Delegat Group Ltd.	6,400	24,902
*	Eroad Ltd.	39,322	20,039
#	Freightways Group Ltd.	850,165	4,203,852
	Genesis Energy Ltd.	63,036	86,370
# *	Gentrack Group Ltd.	73,469	353,445
#	Hallenstein Glasson Holdings Ltd.	307,057	1,092,152
#	Heartland Group Holdings Ltd.	3,164,803	1,974,782
	Investore Property Ltd.	795,932	529,055
	KMD Brands Ltd.	2,439,406	775,505
#	Manawa Energy Ltd.	254,751	652,443
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	402,286
#	Napier Port Holdings Ltd.	46,155	62,488
	NZME Ltd.	945,851	494,079
#	NZX Ltd.	1,534,512	1,054,776
	Oceania Healthcare Ltd.	2,113,804	747,345
# *	Pacific Edge Ltd.	1,413,438	77,234
#	PGG Wrightson Ltd.	124,704	143,059
	Rakon Ltd.	187,210	110,094
# *	Restaurant Brands New Zealand Ltd.	145,379	291,133
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	352,347	829,402
	Scales Corp. Ltd.	436,710	873,936
#	Scott Technology Ltd.	53,845	79,802
*	Serko Ltd.	160,555	350,891
#	Skellerup Holdings Ltd.	783,212	2,071,484
	SKY Network Television Ltd.	436,374	748,048
	SKYCITY Entertainment Group Ltd.	2,974,002	3,116,704
	Steel & Tube Holdings Ltd.	575,667	344,281
	Summerset Group Holdings Ltd.	758,651	4,951,187
*	Synlait Milk Ltd.	316,996	89,376
#	Tourism Holdings Ltd.	536,389	916,412
*	TOWER Ltd.	1,895,126	914,576
#	Turners Automotive Group Ltd.	117,855	303,292
# *	Vista Group International Ltd.	595,936	632,710
	Vulcan Steel Ltd.	20,205	98,505

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Warehouse Group Ltd.	373,457	$311,720

TOTAL NEW ZEALAND			36,724,475

SINGAPORE — (9.6%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	787,400	1,347,593
# *	Avarga Ltd.	2,626,500	375,635
	Aztech Global Ltd.	623,400	418,965
*	Banyan Tree Holdings Ltd.	933,200	268,928
* ††	Best World International Ltd.	518,483	929,163
	Bonvests Holdings Ltd.	950,000	660,477
	Boustead Singapore Ltd.	2,032,082	1,419,733
	BRC Asia Ltd.	26,900	40,932
#	Bukit Sembawang Estates Ltd.	1,117,003	2,739,529
	Bund Center Investment Ltd.	659,825	183,843
#	Capitaland India Trust	4,633,321	3,385,873
	Centurion Corp. Ltd.	1,377,400	498,092
	China Aviation Oil Singapore Corp. Ltd.	1,945,699	1,321,744
#	China Sunsine Chemical Holdings Ltd.	3,215,400	974,961
#	Chuan Hup Holdings Ltd.	3,341,700	421,780
	Civmec Ltd.	162,700	92,797
	ComfortDelGro Corp. Ltd.	9,516,700	10,351,483
# *	COSCO Shipping International Singapore Co. Ltd.	4,630,400	466,876
# *	Creative Technology Ltd.	285,050	248,973
	CSE Global Ltd.	2,559,660	792,174
#	Del Monte Pacific Ltd.	2,336,864	185,814
#	Delfi Ltd.	1,113,200	740,023
#	DFI Retail Group Holdings Ltd.	176,700	343,091
	Dyna-Mac Holdings Ltd.	1,511,600	433,282
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	880,469
	First Resources Ltd.	2,357,800	2,429,041
#	First Sponsor Group Ltd.	484,727	411,560
	Food Empire Holdings Ltd.	1,257,100	1,177,086
	Fraser & Neave Ltd.	328,300	247,733
	Frasers Property Ltd.	13,400	7,836
	Frencken Group Ltd.	1,050,200	1,109,022
#	Fu Yu Corp. Ltd.	3,673,300	341,193
*	Gallant Venture Ltd.	5,386,600	503,670
	Geo Energy Resources Ltd.	2,186,500	487,512
	Golden Agri-Resources Ltd.	30,691,400	6,173,130
	GP Industries Ltd.	181,509	67,462
	Grand Venture Technology Ltd.	34,200	13,257
#	GuocoLand Ltd.	1,654,914	1,816,312
	Haw Par Corp. Ltd.	426,900	3,066,167
	Hiap Hoe Ltd.	498,000	247,001
#	Ho Bee Land Ltd.	1,438,100	2,030,527
#	Hong Fok Corp. Ltd.	2,500,794	1,537,060
	Hong Leong Asia Ltd.	1,675,100	766,557
	Hong Leong Finance Ltd.	1,039,500	1,909,445
	Hotel Grand Central Ltd.	1,496,154	854,082
#	Hour Glass Ltd.	1,353,932	1,584,154
#	HRnetgroup Ltd.	409,600	214,433
	Hutchison Port Holdings Trust.	21,258,900	2,718,503
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	662,700	3,566,048
	Indofood Agri Resources Ltd.	2,701,700	593,101
	InnoTek Ltd.	336,600	135,306

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	ISDN Holdings Ltd.	555,296	$123,321
# *	Japfa Ltd.	2,189,210	481,360
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,027,987	6,601,076
#	KSH Holdings Ltd.	1,278,300	232,079
	Low Keng Huat Singapore Ltd.	949,800	204,798
#	Mandarin Oriental International Ltd.	1,452,700	2,442,379
	Marco Polo Marine Ltd.	8,307,500	424,726
	Metro Holdings Ltd.	2,946,592	1,065,829
	Mewah International, Inc.	89,000	18,249
#	Micro-Mechanics Holdings Ltd.	131,000	135,170
# * ††	Midas Holdings Ltd.	8,576,553	0
*	mm2 Asia Ltd.	7,981,300	116,090
#	Nanofilm Technologies International Ltd.	884,300	417,680
	Netlink NBN Trust	3,917,000	2,451,373
#	NSL Ltd.	409,900	214,795
# *	Oceanus Group Ltd.	4,959,300	32,472
	Olam Group Ltd.	395,100	340,167
#	OUE Ltd.	1,906,900	1,476,940
# *	Oxley Holdings Ltd.	6,837,741	430,817
	Pacific Century Regional Developments Ltd.	179,000	43,166
	Pan-United Corp. Ltd.	1,866,350	616,055
	Propnex Ltd.	860,600	556,996
	PSC Corp. Ltd.	1,339,819	342,875
#	Q&M Dental Group Singapore Ltd.	1,136,160	203,691
	QAF Ltd.	1,422,180	884,604
*	Raffles Education Ltd.	1,672,023	55,115
	Raffles Medical Group Ltd.	5,804,632	4,251,072
#	Rex International Holding Ltd.	1,408,400	134,514
	Riverstone Holdings Ltd.	1,231,800	705,970
	Samudera Shipping Line Ltd.	132,000	87,638
*	SATS Ltd.	2,359,467	4,333,124
#	SBS Transit Ltd.	741,200	1,415,062
	Sheng Siong Group Ltd.	3,654,500	4,142,694
	SHS Holdings Ltd.	1,436,100	126,391
	SIA Engineering Co. Ltd.	1,630,700	2,692,819
	Silverlake Axis Ltd.	1,078,900	205,154
#	Sinarmas Land Ltd.	7,118,700	803,779
#	Sing Holdings Ltd.	1,470,400	355,543
	Sing Investments & Finance Ltd.	526,012	373,416
	Singapore Land Group Ltd.	140,969	185,449
	Singapore Post Ltd.	6,440,300	2,120,395
#	Singapore Shipping Corp. Ltd.	1,642,504	281,222
	Stamford Land Corp. Ltd.	5,219,418	1,452,505
	StarHub Ltd.	3,693,900	3,158,307
	Straco Corp. Ltd.	130,000	46,223
	Straits Trading Co. Ltd.	468,700	503,702
# * ††	Swiber Holdings Ltd.	5,789,850	0
#	Thomson Medical Group Ltd.	4,131,300	154,438
	Tiong Woon Corp. Holding Ltd.	26,600	9,544
#	Tuan Sing Holdings Ltd.	4,314,132	788,361
	UMS Holdings Ltd.	2,570,568	2,523,891
	United Overseas Insurance Ltd.	168,150	744,351
	UOB-Kay Hian Holdings Ltd.	2,689,873	2,776,521
	Valuetronics Holdings Ltd.	2,599,050	1,121,642
	Venture Corp. Ltd.	886,900	9,396,912
#	Vicom Ltd.	557,500	571,175
	Wee Hur Holdings Ltd.	2,614,200	343,597
#	Wing Tai Holdings Ltd.	2,970,967	3,194,049

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Yeo Hiap Seng Ltd.	228,759	$95,454

TOTAL SINGAPORE			132,536,165

TOTAL COMMON STOCKS			1,377,753,301

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	4DMedical Ltd. Warrants 12/31/2025	3,264	153
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	429,204	12,512
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	251
*	Galan Lithium Ltd. Warrants 03/20/2029	191,273	14,869
*	Hastings Technology Metals Ltd. Warrants 05/01/2026	75,299	0
*	Highfield Resources Ltd. Warrants 06/19/2024	11,353	0
*	Imugene Ltd. Warrants 08/31/2026	214,096	6,380
*	Lepidico Ltd. Rights	723,998	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	1,671,670	0
*	Paradigm Biopharmaceuticals Ltd. Warrants 11/30/2024	8,908	214
*	Peninsula Energy Ltd. Warrants 02/01/2025	988,446	6,403
# *	PointsBet Holdings Ltd. Warrants 07/08/2024	6,189	0
*	Rex Minerals Ltd. Warrants 08/09/2024	40,320	5,746
* ††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	248,265	6,111

TOTAL AUSTRALIA			52,639

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	4,459,201	0

TOTAL RIGHTS/WARRANTS			52,639

TOTAL INVESTMENT SECURITIES (Cost $1,504,134,299)			1,377,805,940

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@ §	The DFA Short Term Investment Fund	532,661	6,161,821

TOTAL INVESTMENTS — (100.0%) (Cost $1,510,296,094)			$1,383,967,761

ADR  American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)`
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$19,489	$953,331,192	$580,589	$953,931,270
China	—	674,675	—	674,675
Hong Kong	—	253,645,575	241,141	253,886,716
New Zealand	—	36,724,475	—	36,724,475
Singapore	—	131,607,002	929,163	132,536,165
Rights/Warrants
Australia	—	46,528	6,111	52,639
Securities Lending Collateral	—	6,161,821	—	6,161,821

Total Investments in Securities	$19,489	$1,382,191,268	$1,757,004<>	$1,383,967,761

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (4.6%)
	4imprint Group PLC	170,419	$13,171,371
Ω	Airtel Africa PLC	2,230,487	3,080,198
# *	Ascential PLC	2,374,095	9,230,829
	Bloomsbury Publishing PLC	411,624	2,736,878
	Centaur Media PLC	254,249	163,697
	Future PLC	293,512	2,423,065
	Gamma Communications PLC	287,548	4,686,183
*	Helios Towers PLC	2,411,448	2,944,391
	ITV PLC	18,733,766	16,436,592
	Moneysupermarket.com Group PLC	3,733,022	10,001,472
#	Next 15 Group PLC	225,151	2,520,528
*	Nexxen International Ltd.	169,671	487,569
*	Nexxen International Ltd., ADR	2,906	15,722
	Reach PLC	1,780,182	1,638,026
	Rightmove PLC	585,619	3,751,358
*	S4 Capital PLC	542,896	330,620
	STV Group PLC	4,918	14,618
	Team Internet Group PLC	392,131	676,132

TOTAL COMMUNICATION SERVICES			74,309,249

CONSUMER DISCRETIONARY — (18.7%)
*	AO World PLC	232,269	304,976
# *	ASOS PLC	68,338	284,337
* Ω	Aston Martin Lagonda Global Holdings PLC	1,112,196	2,053,175
*	Auction Technology Group PLC	163,817	1,013,626
	Bellway PLC	630,147	19,802,855
# *	boohoo Group PLC	2,284,135	951,962
*	Card Factory PLC	1,523,555	2,069,964
	Coats Group PLC	6,869,292	6,955,282
	Crest Nicholson Holdings PLC	1,406,155	3,245,921
*	Currys PLC	5,587,628	4,311,175
	DFS Furniture PLC	1,163,644	1,685,221
	Domino’s Pizza Group PLC	3,097,499	12,556,883
	Dowlais Group PLC	2,817,708	2,863,849
	Dr Martens PLC	1,358,660	1,289,256
	Dunelm Group PLC	707,213	8,909,296
*	Frasers Group PLC	892,504	9,082,639
	Fuller Smith & Turner PLC, Class A	157,340	1,188,612
	Games Workshop Group PLC	185,280	22,899,525
	Greggs PLC	616,518	20,864,178
* Ω	Gym Group PLC	916,223	1,255,179
	Halfords Group PLC	1,224,858	2,300,178
	Headlam Group PLC	454,367	997,401
	Henry Boot PLC	527,600	1,226,739
	Hollywood Bowl Group PLC	522,442	2,227,887
* Ω	Hostelworld Group PLC	94,092	188,096
	Inchcape PLC	2,224,738	22,173,790
*	J D Wetherspoon PLC	602,200	5,436,386
* Ω	Just Eat Takeaway.com NV	97,037	1,412,355
	Kingfisher PLC	3,610,541	11,121,635
*	Marston’s PLC	3,528,240	1,229,916
	Me Group International PLC	1,581,235	3,160,107
*	Mitchells & Butlers PLC	1,613,447	4,857,909

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	MJ Gleeson PLC	260,575	$1,630,325
*	Moonpig Group PLC	416,539	810,555
*	Motorpoint group PLC	45,355	79,024
*	N Brown Group PLC	375,649	67,095
* Ω	On the Beach Group PLC	494,896	889,662
	Persimmon PLC	1,210,381	19,599,733
	Pets at Home Group PLC	3,252,605	11,874,044
	Pinewood Technologies Group PLC	261,856	1,089,084
*	Playtech PLC	1,318,371	8,709,087
	PPHE Hotel Group Ltd.	20,769	382,675
*	Rank Group PLC	1,110,924	1,156,490
	Redrow PLC	1,640,617	13,190,480
	Smiths News PLC	43,375	28,728
	SSP Group PLC	3,936,062	9,630,351
# * ††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	117,296	192,204
# *	THG PLC	2,837,479	2,236,891
Ω	TI Fluid Systems PLC	1,099,743	1,892,139
	Topps Tiles PLC	723,089	388,167
* Ω	Trainline PLC	367,105	1,365,010
*	TUI AG	46,626	327,436
	Vertu Motors PLC	1,540,168	1,354,829
	Victorian Plumbing Group PLC	16,385	15,712
	Videndum PLC	305,302	1,051,974
	Vistry Group PLC	1,748,658	25,975,639
* Ω	Watches of Switzerland Group PLC	929,365	3,898,298
	WH Smith PLC	707,939	9,683,392
	Wickes Group PLC	1,620,807	2,928,646
	Young & Co.’s Brewery PLC, Class A	30,932	380,183

TOTAL CONSUMER DISCRETIONARY			300,748,163

CONSUMER STAPLES — (7.5%)
	AG Barr PLC	751,064	5,346,888
	Anglo-Eastern Plantations PLC	126,037	1,113,154
Ω	Bakkavor Group PLC	785,442	1,186,214
	Britvic PLC	1,626,728	17,939,125
	C&C Group PLC	1,987,116	4,073,152
	Carr’s Group PLC	357,844	600,411
	Cranswick PLC	366,623	19,689,598
	Fevertree Drinks PLC	36,921	522,342
*	Greencore Group PLC	2,410,541	3,943,235
	Hilton Food Group PLC	375,367	4,274,326
	Kitwave Group PLC	17,362	83,968
	Marks & Spencer Group PLC	8,720,785	27,783,914
*	McBride PLC	949,201	1,318,330
	MP Evans Group PLC	7,544	78,930
*	Ocado Group PLC	682,302	2,987,270
	Premier Foods PLC	4,712,428	9,467,735
	PZ Cussons PLC	1,352,766	1,706,632
	Tate & Lyle PLC	2,282,146	18,710,462

TOTAL CONSUMER STAPLES			120,825,686

ENERGY — (2.8%)
	Capricorn Energy PLC	1,269,828	2,691,449
#	Diversified Energy Co. PLC	184,470	2,568,318
#	Energean PLC	626,876	8,597,160
*	EnQuest PLC	9,302,262	1,930,664
#	Genel Energy PLC	947,485	1,011,177

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
# *	Gulf Keystone Petroleum Ltd.	1,210,680	$1,778,787
*	Gulf Marine Services PLC	363,413	98,476
	Harbour Energy PLC	3,036,737	10,851,715
	Hunting PLC	858,512	3,815,698
*	John Wood Group PLC	3,699,401	6,826,229
# *	Pantheon Resources PLC	88,116	39,270
	Pharos Energy PLC	1,523,473	447,460
*	Savannah Energy PLC	388,799	136,031
	Serica Energy PLC	458,457	1,061,590
# *	Tullow Oil PLC	6,815,516	3,078,312

TOTAL ENERGY			44,932,336

FINANCIALS — (21.1%)
#	abrdn PLC	7,794,646	14,214,168
	AJ Bell PLC	1,371,180	5,528,685
	Ashmore Group PLC	2,469,897	5,952,482
	Bank of Georgia Group PLC	269,724	18,060,462
	Beazley PLC	3,371,873	27,898,081
Ω	Bridgepoint Group PLC	300,730	851,116
	Brooks Macdonald Group PLC	1,612	38,577
	Burford Capital Ltd.	1,040,043	16,025,959
	Chesnara PLC	890,316	2,791,745
	Close Brothers Group PLC	822,115	4,672,090
Ω	CMC Markets PLC	609,756	1,992,890
	Direct Line Insurance Group PLC	6,636,380	15,407,703
	Foresight Group Holdings Ltd.	55,259	304,817
* Ω	Funding Circle Holdings PLC	104,248	85,212
*	Georgia Capital PLC	56,570	961,133
	H&T Group PLC	2,590	13,584
	Hargreaves Lansdown PLC	1,727,442	17,456,379
	Hiscox Ltd.	1,713,988	26,285,489
	IG Group Holdings PLC	1,903,515	17,762,173
	Impax Asset Management Group PLC	308,226	1,706,821
	IntegraFin Holdings PLC	918,289	3,419,907
	International Personal Finance PLC	1,148,552	1,494,912
	IP Group PLC	5,521,384	3,304,146
	Jupiter Fund Management PLC	2,194,171	2,115,045
	Just Group PLC	6,132,726	7,886,476
	Lancashire Holdings Ltd.	1,451,699	10,996,604
	Liontrust Asset Management PLC	204,906	1,723,964
	Man Group PLC	7,658,922	24,561,411
# *	Metro Bank Holdings PLC	164,184	68,590
	Mortgage Advice Bureau Holdings Ltd.	2,813	30,372
* Ω	Network International Holdings PLC	232,907	1,143,184
	Ninety One PLC	1,590,112	3,307,153
	OSB Group PLC	2,134,752	10,931,433
	Paragon Banking Group PLC	1,921,607	17,137,099
	PayPoint PLC	229,242	1,509,801
	Plus500 Ltd.	559,488	15,133,993
	Polar Capital Holdings PLC	348,110	2,358,045
Ω	Quilter PLC	7,650,691	10,464,425
	Rathbones Group PLC	284,355	5,789,634
	Record PLC	18,948	14,675
	S&U PLC	32,376	776,045
Ω	Sabre Insurance Group PLC	515,983	1,033,696
*	Saga PLC	575,705	757,426
	St. James’s Place PLC	620,616	3,358,337
	TBC Bank Group PLC	155,904	6,726,334
	TP ICAP Group PLC	3,839,814	9,939,884

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Vanquis Banking Group PLC	1,270,872	$762,077
	Virgin Money U.K. PLC	5,748,672	15,285,030
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	90,970	302,425

TOTAL FINANCIALS			340,343,089

HEALTH CARE — (2.4%)
	Advanced Medical Solutions Group PLC	590,732	1,399,946
#	Alliance Pharma PLC	2,320,702	985,888
	CVS Group PLC	389,403	4,741,534
*	EKF Diagnostics Holdings PLC	79,384	28,586
	Genus PLC	29,483	663,043
	Hikma Pharmaceuticals PLC	665,364	15,975,770
*	Indivior PLC	349,077	6,266,402
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	383,939
	NIOX Group PLC	160,506	142,814
*	Oxford Biomedica PLC	5,730	19,800
*	Oxford Nanopore Technologies PLC	471,306	578,947
# *	PureTech Health PLC	627,918	1,691,682
Ω	Spire Healthcare Group PLC	2,020,539	6,209,922
*	Trellus Health PLC	1,632	39

TOTAL HEALTH CARE			39,088,312

INDUSTRIALS — (24.0%)
	Ashtead Technology Holdings PLC	55,720	567,362
	Avon Rubber PLC	154,797	2,303,048
	Babcock International Group PLC	2,648,756	16,761,406
	Balfour Beatty PLC	3,585,302	16,259,272
	Begbies Traynor Group PLC	60,262	81,811
	Bodycote PLC	1,185,696	10,198,999
#	Braemar PLC	83,994	290,418
*	Capita PLC	9,483,101	1,587,303
# *	Ceres Power Holdings PLC	16,384	36,369
	Chemring Group PLC	1,296,883	6,061,005
	Clarkson PLC	214,590	10,400,744
	Costain Group PLC	333,308	344,800
*	De La Rue PLC	475,079	559,879
# *	Dialight PLC	89,929	183,716
	Diploma PLC	406,243	18,362,419
	DiscoverIE Group PLC	548,298	4,785,294
	easyJet PLC	966,101	6,470,992
	Firstgroup PLC	3,219,293	6,521,658
	Galliford Try Holdings PLC	550,957	1,656,750
	Genuit Group PLC	1,393,635	7,532,234
	Goodwin PLC	246	21,045
	Grafton Group PLC	1,489,341	17,517,968
	Hays PLC	8,744,520	10,041,740
	Howden Joinery Group PLC	1,961,497	21,350,339
	IMI PLC	455,444	9,920,801
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distributions Services PLC	3,658,794	12,328,647
*	James Fisher & Sons PLC	205,009	704,992
	James Halstead PLC	169,184	421,451
	JET2 PLC	813,756	14,552,105
	Johnson Service Group PLC	1,025,503	1,653,427
	Keller Group PLC	514,763	7,063,068
	Kier Group PLC	2,010,758	3,363,898
	Learning Technologies Group PLC	435,485	398,529

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
Ω	Luceco PLC	284,627	$585,209
	Mears Group PLC	801,169	3,613,351
	Mitie Group PLC	8,157,936	11,840,775
	Mobico Group PLC	3,113,844	2,147,211
	Morgan Advanced Materials PLC	1,884,645	7,365,604
	Morgan Sindall Group PLC	293,286	8,269,394
	Norcros PLC	155,422	356,449
	Pagegroup PLC	1,942,403	10,793,995
	Porvair PLC	18,060	138,425
	QinetiQ Group PLC	3,297,003	14,070,582
	Redde Northgate PLC	1,526,628	7,300,330
	Renew Holdings PLC	141,845	1,679,019
*	Renewi PLC	446,728	3,135,783
	Ricardo PLC	319,881	1,817,307
	Robert Walters PLC	391,393	1,938,358
	Rotork PLC	4,453,609	17,903,215
	RS Group PLC	1,740,840	15,947,502
	RWS Holdings PLC	762,707	1,642,526
	Senior PLC	2,411,387	4,905,527
	Serco Group PLC	6,263,031	14,284,096
	Severfield PLC	1,107,512	933,791
*	SIG PLC	4,230,887	1,379,899
	Speedy Hire PLC	2,764,356	953,273
	SThree PLC	925,041	4,888,360
	TClarke PLC	64,836	130,543
	Travis Perkins PLC	1,218,528	11,405,796
	Trifast PLC	524,611	505,574
	Tyman PLC	1,077,281	5,053,058
	Vesuvius PLC	1,604,552	9,580,394
	Volex PLC	603,123	2,425,786
	Volution Group PLC	871,266	4,696,551
	Vp PLC	153,784	1,212,508
	Wilmington PLC	342,038	1,562,008
	XP Power Ltd.	57,763	794,546

TOTAL INDUSTRIALS			385,560,234

INFORMATION TECHNOLOGY — (5.4%)
*	Accesso Technology Group PLC	16,067	132,458
Ω	Alfa Financial Software Holdings PLC	22,791	49,063
*	Alphawave IP Group PLC	58,367	92,783
	Bytes Technology Group PLC	897,084	5,456,385
	Computacenter PLC	501,247	16,070,220
*	Darktrace PLC	755,666	5,640,933
	dotdigital group PLC	505,544	587,675
	FDM Group Holdings PLC	470,452	2,045,252
*	Fund Technologies PLC	69,067	1,100,603
	GB Group PLC	464,454	1,668,465
	Gooch & Housego PLC	6,822	46,853
	IDOX PLC	140,149	114,221
	iomart Group PLC	355,807	572,214
# *	IQE PLC	3,041,089	1,084,260
	Kainos Group PLC	524,587	6,431,789
	Keywords Studios PLC	77,305	1,103,852
	NCC Group PLC	1,620,562	2,739,976
	Oxford Instruments PLC	357,543	10,035,292
	Renishaw PLC	1,415	72,960
*	RM PLC	313,273	282,305
	Softcat PLC	721,394	14,120,067
	Spectris PLC	107,149	4,432,020

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Spirent Communications PLC	3,744,181	$9,050,719
	Strix Group PLC	354,604	341,538
	TT Electronics PLC	1,143,730	2,543,735
*	Xaar PLC	553,856	804,287

TOTAL INFORMATION TECHNOLOGY			86,619,925

MATERIALS — (6.2%)
*	Accsys Technologies PLC	9,505	6,505
	Atalaya Mining PLC	63,196	350,199
	Breedon Group PLC	1,088,643	4,891,619
	Capital Ltd.	59,308	76,590
	Castings PLC	172,431	803,026
	Centamin PLC	8,657,968	13,074,160
	Central Asia Metals PLC	859,404	2,239,572
	DS Smith PLC	1,658,239	7,224,171
	Ecora Resources PLC	1,136,043	1,165,842
*	Elementis PLC	3,747,460	6,589,269
	Essentra PLC	1,688,705	3,711,303
*	Ferrexpo PLC	384	243
Ω	Forterra PLC	1,170,743	2,391,750
	Fresnillo PLC	767,464	5,315,287
*	Gem Diamonds Ltd.	312,102	35,299
	Hill & Smith PLC	552,541	12,969,366
*	Hochschild Mining PLC	1,908,181	3,683,479
Ω	Ibstock PLC	2,256,183	4,161,168
	Johnson Matthey PLC	705,343	15,447,255
	Marshalls PLC	625,683	2,091,606
	Pan African Resources PLC	6,319,595	1,910,389
*	Petra Diamonds Ltd	17,531	10,648
	RHI Magnesita NV	12,195	548,615
*	Sigmaroc PLC	720,696	587,702
*	SolGold PLC	1,728,262	197,556
# *	Synthomer PLC	751,394	2,431,709
	Treatt PLC	22,859	138,310
	Victrex PLC	458,836	7,241,148
	Zotefoams PLC	107,318	524,733

TOTAL MATERIALS			99,818,519

REAL ESTATE — (2.6%)
	Foxtons Group PLC	1,536,716	1,111,917
	Grainger PLC	4,254,403	13,572,770
	Harworth Group PLC	30,381	52,628
	Helical PLC	159,645	406,296
*	IWG PLC	3,849,939	8,888,638
	LSL Property Services PLC	413,414	1,540,732
*	Phoenix Spree Deutschland Ltd.	15,813	28,892
	Savills PLC	971,680	13,132,539
	Sirius Real Estate Ltd.	2,028,539	2,467,243
	Watkin Jones PLC	1,032,515	572,571

TOTAL REAL ESTATE			41,774,226

UTILITIES — (2.4%)
	Drax Group PLC	2,467,126	15,979,925
	Pennon Group PLC	1,497,540	12,456,715

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	Telecom Plus PLC	438,901	$9,518,258

TOTAL UTILITIES			37,954,898

TOTAL COMMON STOCKS Cost ($ 1,411,512,091)			1,571,974,637

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	3,168,193	36,649,652

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,448,161,103)			$1,608,624,289

ADR	American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,722	$74,293,527	—	$74,309,249
Consumer Discretionary	—	300,748,163	—	300,748,163
Consumer Staples	—	120,825,686	—	120,825,686
Energy	—	44,932,336	—	44,932,336
Financials	—	340,343,089	—	340,343,089
Health Care	—	39,088,312	—	39,088,312
Industrials	—	385,560,234	—	385,560,234
Information Technology	—	86,619,925	—	86,619,925
Materials	—	99,818,519	—	99,818,519
Real Estate	—	41,774,226	—	41,774,226
Utilities	—	37,954,898	—	37,954,898
Securities Lending Collateral	—	36,649,652	—	36,649,652

Total Investments in Securities	$15,722	$1,608,608,567	—	$1,608,624,289

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	73,256	$1,048,873
	ANDRITZ AG	432,017	23,581,005
#	AT&S Austria Technologie & Systemtechnik AG	178,771	3,969,756
Ω	BAWAG Group AG	434,580	25,949,117
#	CA Immobilien Anlagen AG	214,838	6,988,000
	DO & Co. AG	46,689	7,151,899
*	Eurotelesites AG	289,656	1,087,919
	EVN AG	246,314	7,570,129
*	FACC AG	115,029	771,445
*	Immofinanz AG	822,241	3,481,045
	Josef Manner & Comp AG	870	102,066
*	Kapsch TrafficCom AG	29,728	258,366
# *	Lenzing AG	103,680	3,350,202
	Mayr Melnhof Karton AG	56,716	6,787,209
	Oberbank AG	44,662	3,335,724
	Oesterreichische Post AG	124,015	3,950,777
	Palfinger AG	91,619	2,059,037
	POLYTEC Holding AG	106,063	396,702
	Porr AG	98,841	1,498,189
	Raiffeisen Bank International AG	241,731	4,464,495
# *	Rosenbauer International AG	20,672	657,738
	Schoeller-Bleckmann Oilfield Equipment AG	55,898	2,718,912
	Semperit AG Holding	44,844	555,372
	Strabag SE	3,556	151,116
	Telekom Austria AG	1,158,627	9,951,583
*	UBM Development AG	21,002	427,353
	UNIQA Insurance Group AG	907,621	7,961,327
	Vienna Insurance Group AG Wiener Versicherung Gruppe	287,577	8,952,440
	voestalpine AG	625,521	16,704,588
	Wienerberger AG	687,303	24,560,986
	Zumtobel Group AG	157,714	1,008,064

TOTAL AUSTRIA			181,451,434

BELGIUM — (3.5%)
	Ackermans & van Haaren NV	169,888	29,201,571
	Ageas SA	17,374	797,494
*	AGFA-Gevaert NV	837,512	1,066,039
#	Atenor	117,970	753,599
	Azelis Group NV	223,950	5,381,055
	Barco NV	464,377	6,442,300
	Bekaert SA	257,377	12,878,046
# * †† ΩBiocartis Group NV		357,370	0
#	bpost SA	493,121	1,941,748
	Cie d’Entreprises CFE	49,898	407,211
	Colruyt Group NV	311,426	14,407,259
	Deceuninck NV	464,892	1,262,010
	Deme Group NV	53,369	8,472,594
	Econocom Group SA	516,320	1,209,196
	Elia Group SA	8,984	864,994
# *	Euronav NV	44,428	741,503
	EVS Broadcast Equipment SA	72,210	2,606,711
	Fagron	371,607	7,209,820
*	Galapagos NV	250,596	7,088,024
	Gimv NV	127,837	5,967,788
	Greenyard NV	2,890	16,463

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Immobel SA	23,226	$694,436
#	Ion Beam Applications	119,094	1,593,555
	Jensen-Group NV	20,961	815,286
#	Kinepolis Group NV	92,649	3,947,270
	Lotus Bakeries NV	2,257	22,690,810
#	Melexis NV	125,120	10,455,781
*	Nyxoah SA	5,971	59,373
*	Ontex Group NV	380,369	3,832,994
	Proximus SADP	825,378	6,081,143
#	Recticel SA	272,024	3,582,601
	Roularta Media Group NV	1,710	19,791
	Sipef NV	38,999	2,345,720
#	Solvay SA	246,186	7,952,670
	Tessenderlo Group SA	162,419	4,167,986
#	Umicore SA	724,297	16,043,343
	Van de Velde NV	43,729	1,627,122
	VGP NV	50,249	5,467,006
	Viohalco SA	498,361	3,054,110
	What’s Cooking BV	3,904	314,249

TOTAL BELGIUM			203,460,671

DENMARK — (6.7%)
*	ALK-Abello AS	890,888	16,516,169
	Alm Brand AS	6,011,145	10,423,104
*	Ambu AS, Class B	775,424	12,398,663
# *	Bang & Olufsen AS	599,792	813,320
	BankNordik P	10,800	244,801
# *	Bavarian Nordic AS	456,154	9,954,503
	cBrain AS	32,951	1,313,497
	Chemometec AS	90,601	3,833,947
	Columbus AS	473,273	663,067
	D/S Norden AS	196,785	8,297,396
	Dfds AS	211,369	6,457,667
#	Djurslands Bank AS	6,232	459,122
	FLSmidth & Co. AS	314,074	15,673,308
#	Fluegger Group AS	4,198	198,158
*	GN Store Nord AS	705,707	19,037,209
#	GronlandsBANKEN AS	1,125	103,173
	H Lundbeck AS	1,552,356	7,548,528
	H Lundbeck AS, Class A	44,403	186,775
# *	H&H International AS, Class B	92,234	964,356
# *	Harboes Bryggeri AS, Class B	5,094	89,541
	ISS AS	947,946	17,748,775
	Jeudan AS	41,395	1,230,603
	Jyske Bank AS	425,821	34,453,090
#	Lan & Spar Bank	4,895	503,888
	Matas AS	279,854	4,508,022
# * Ω	Netcompany Group AS	243,649	8,839,138
*	Nilfisk Holding AS	100,764	2,114,708
*	NKT AS	367,425	30,479,498
# * Ω	NNIT AS	71,567	1,088,621
	North Media AS	19,172	165,731
# *	NTG Nordic Transport Group AS, Class A	29,409	1,189,851
#	Parken Sport & Entertainment AS	11,952	201,062
	Per Aarsleff Holding AS	134,696	6,311,481
	Ringkjoebing Landbobank AS	195,913	32,924,491
	Rockwool AS, Class A	649	210,940
	Rockwool AS, Class B	12,655	4,125,387
	Royal Unibrew AS	312,981	23,569,800

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# *	RTX AS	44,919	$623,684
Ω	Scandinavian Tobacco Group AS, Class A	452,246	7,305,670
	Schouw & Co. AS	90,827	7,286,448
	Solar AS, Class B	34,913	1,633,475
	SP Group AS	7,638	236,941
	Spar Nord Bank AS	619,370	10,958,276
	Sparekassen Sjaelland-Fyn AS	6,204	191,499
	Sydbank AS	452,041	22,986,045
*	TCM Group AS	2,578	19,510
#	Tivoli AS	9,878	1,024,117
	Topdanmark AS	358,334	14,949,279
	TORM PLC, Class A	242,573	8,379,435
	UIE PLC	103,360	3,283,024
	Vestjysk Bank AS	59,908	39,362
*	Zealand Pharma AS	271,476	24,363,736

TOTAL DENMARK			388,121,891

FINLAND — (5.0%)
	Aktia Bank OYJ	329,816	3,361,972
#	Alandsbanken Abp, Class B	23,036	808,638
	Alma Media OYJ	135,302	1,429,317
	Anora Group OYJ	17,444	92,772
	Apetit OYJ	21,105	315,978
	Aspo OYJ	110,175	692,076
#	Atria OYJ	98,413	985,833
#	Bittium OYJ	192,809	1,221,553
	Cargotec OYJ, Class B	271,845	21,440,420
#	Citycon OYJ	466,756	1,909,560
	Digia OYJ	87,143	493,773
	Elisa OYJ	27,593	1,244,151
Ω	Enento Group OYJ	12,760	224,635
*	Finnair OYJ	662,496	2,073,729
#	Fiskars OYJ Abp	215,530	4,026,379
	F-Secure OYJ	678,721	1,492,824
	Glaston OYJ Abp	9,217	8,838
	Gofore OYJ	574	14,745
	Harvia OYJ	80,658	3,510,162
# *	HKScan OYJ, Class A	234,984	175,384
	Huhtamaki OYJ	631,957	24,218,073
	Ilkka OYJ	58,887	197,516
	Kamux Corp.	59,097	335,480
	Kemira OYJ	741,189	16,139,938
#	Kesko OYJ, Class B	388,399	6,630,894
*	Kojamo OYJ	641,793	7,089,772
	Konecranes OYJ	435,511	22,888,439
#	Lassila & Tikanoja OYJ	159,902	1,484,611
*	Lindex Group OYJ	21,703	66,700
*	Mandatum OYJ	187,346	868,216
	Marimekko OYJ	60,997	829,330
#	Metsa Board OYJ, Class B	1,192,468	8,575,137
#	Nokian Renkaat OYJ	703,018	6,129,594
	Olvi OYJ, Class A	95,777	3,061,844
	Oma Saastopankki OYJ	16,358	299,802
	Oriola OYJ	6,054	6,583
#	Oriola OYJ, Class B	808,151	770,302
	Orion OYJ, Class B	651,111	24,862,067
#	Outokumpu OYJ	2,101,252	8,497,054
	Pihlajalinna OYJ	86,520	763,334
#	Ponsse OYJ	71,199	1,741,798

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Puuilo OYJ	80,296	$874,849
*	QT Group OYJ	94,098	7,248,480
	Raisio OYJ, Class V	689,156	1,412,760
*	Rapala VMC OYJ	116,693	369,752
#	Revenio Group OYJ	130,109	3,626,528
	Sanoma OYJ	471,854	3,426,530
	Scanfil OYJ	2,904	22,690
#	Taaleri PLC	14,210	122,514
#	Talenom OYJ	7,120	39,940
*	Teleste OYJ	52,966	157,473
Ω	Terveystalo OYJ	363,953	3,379,699
	TietoEVRY OYJ	586,911	11,075,645
	Tokmanni Group Corp.	324,373	4,922,555
	Vaisala OYJ, Class A	125,505	4,686,918
#	Valmet OYJ	885,247	22,087,820
*	Verkkokauppa.com OYJ	13,945	33,558
#	Viking Line Abp	11,073	266,844
	Wartsila OYJ Abp	2,286,733	42,184,489
# *	WithSecure OYJ	518,870	591,930
#	YIT OYJ	699,251	1,451,527

TOTAL FINLAND			288,961,724

FRANCE — (11.6%)
#	ABC arbitrage	160,176	676,695
# *	Air France-KLM	213,395	2,175,934
	AKWEL SADIR	61,346	914,582
Ω	ALD SA	52,979	348,417
#	Alstom SA	1,313,882	20,717,387
	Altamir	136,094	3,810,247
	Alten SA	154,146	18,115,282
	Arkema SA	124,123	12,807,847
#	Assystem SA	61,561	3,531,922
# *	Atos SE	463,767	992,151
	Aubay	44,771	1,955,933
#	Axway Software SA	39,876	1,063,310
# *	Bastide le Confort Medical	18,680	358,358
	Beneteau SACA	262,633	3,400,876
# *	Bigben Interactive	85,998	237,068
	Boiron SA	33,957	1,241,689
	Bonduelle SCA	103,735	896,547
* ††	Bourbon Corp. SA	28,851	0
#	Catana Group	47,853	248,493
# *	Cegedim SA	39,170	601,308
*	CGG SA	4,602,240	1,925,618
	Cie des Alpes	129,059	1,873,302
	Cie Plastic Omnium SE	375,641	4,575,293
# *	Claranova SE	66,462	172,104
#	Clariane SE	461,522	1,102,038
	Coface SA	763,755	11,753,122
	Derichebourg SA	681,103	2,886,873
# *	Ekinops SAS	7,393	25,983
#	Electricite de Strasbourg SA	21,112	2,612,238
# * Ω	Elior Group SA	767,090	2,106,163
	Elis SA	1,272,724	28,574,401
	Equasens	14,219	891,620
#	Eramet SA	62,267	6,031,410
	Esso SA Francaise	4,763	905,286
	Etablissements Maurel et Prom SA	414,639	2,618,652
	Eurazeo SE	230,907	20,799,550

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Euroapi SA	108,008	$338,813
# *	Eutelsat Communications SACA	1,169,230	4,696,871
*	Exclusive Networks SA	27,032	575,464
	Exel Industries SA, Class A	10,459	612,239
#	Fnac Darty SA	74,524	2,621,824
*	Forvia SE	1,075,585	17,117,558
*	Gaumont SA	10,715	1,094,349
	Gaztransport Et Technigaz SA	222,677	31,036,771
	GEA	2,433	202,186
	GL Events SACA	56,164	1,126,851
	Groupe Crit SA	22,324	1,791,081
	Groupe SFPI	21,754	44,389
	Guerbet	36,737	1,467,987
*	Haulotte Group SA	66,055	149,427
*	ID Logistics Group SACA	16,392	6,047,594
	Imerys SA	215,458	6,923,471
	Infotel SA	637	33,264
	Interparfums SA	27,073	1,373,322
	IPSOS SA	294,938	19,736,547
	Jacquet Metals SACA	90,380	1,750,046
*	JCDecaux SE	295,075	6,158,921
	Kaufman & Broad SA	97,267	3,136,040
Ω	La Francaise des Jeux SAEM	120,908	4,556,387
	Laurent-Perrier	14,168	1,844,838
	Lectra	19,025	648,148
	Linedata Services	3,353	265,655
	LISI SA	45,202	1,184,448
#	LNA Sante SA	32,778	710,477
# Ω	Maisons du Monde SA	173,243	831,145
	Manitou BF SA	64,454	1,585,623
	Mersen SA	152,413	5,629,293
	Metropole Television SA	167,187	2,360,988
# *	Nacon SA	48,706	59,889
Ω	Neoen SA	226,109	6,920,093
	Nexans SA	195,817	20,853,857
#	Nexity SA	289,837	3,250,834
	NRJ Group	87,189	725,993
	Oeneo SA	88,742	969,037
# *	OVH Groupe SAS	35,339	250,452
*	Pierre Et Vacances SA	23,344	35,787
*	Plastiques Du Val De Loire	14,341	43,602
	Quadient SA	216,479	4,142,446
* ††	Recylex SA	102,008	0
	Rexel SA	1,258,287	32,614,600
	Robertet SA	696	653,261
	Rubis SCA	652,775	22,590,099
	Samse SACA	7,930	1,512,063
	Savencia SA	35,032	1,972,740
	SCOR SE	902,702	29,453,126
	SEB SA	142,398	16,806,421
	Seche Environnement SACA	21,328	2,388,916
	SES SA	2,160,458	10,481,418
# * Ω	SMCP SA	78,239	188,378
	Societe BIC SA	148,190	10,421,170
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,417,757
	Societe LDC SADIR	82	13,082
*	SOITEC	50,026	4,891,607
	Sopra Steria Group	118,375	25,919,180
	SPIE SA	882,098	32,073,668

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# * Ω	SRP Groupe SA	56,827	$60,020
	Stef SA	25,714	3,486,094
#	Sword Group	40,282	1,539,789
	Synergie SE	67,764	2,593,788
	Technip Energies NV	841,125	19,808,517
	Teleperformance SE	189,592	17,174,140
	Television Francaise 1 SA	378,959	3,460,451
#	TFF Group	9,938	452,737
#	Thermador Groupe	38,326	3,275,404
#	Tikehau Capital SCA	47,122	1,102,655
	Totalenergies EP Gabon	2,315	417,587
	Trigano SA	58,606	8,909,309
*	Ubisoft Entertainment SA	566,224	13,334,244
	Valeo SE	1,268,309	16,073,916
*	Vallourec SACA	998,650	17,193,504
# *	Vantiva SA	81,942	12,093
Ω	Verallia SA	414,916	15,980,580
	Vetoquinol SA	12,281	1,236,399
	Vicat SACA	113,465	4,188,930
	VIEL & Cie SA	156,945	1,689,831
	Virbac SACA	13,393	4,949,440
# *	Voltalia SA	110,394	917,229
#	Vranken-Pommery Monopole SA	16,787	277,161
	Wavestone	15,694	892,656
* Ω	Worldline SA	166,314	1,725,092
* Ω	X-Fab Silicon Foundries SE	270,762	1,872,855

TOTAL FRANCE			666,873,613

GERMANY — (13.4%)
	1&1 AG	261,101	4,563,006
	7C Solarparken AG	199,035	670,541
	Adesso SE	11,937	1,386,885
*	Adtran Networks SE	3,098	65,875
	AIXTRON SE	94,485	2,195,446
	All for One Group SE	4,889	305,041
	Allgeier SE	49,258	1,032,610
	AlzChem Group AG	825	40,114
	Amadeus Fire AG	12,375	1,484,725
*	Aroundtown SA	5,088,377	10,548,557
	Atoss Software AG	21,582	5,769,529
	Aurubis AG	211,924	16,880,541
# * Ω	Auto1 Group SE	435,207	2,215,779
	Basler AG	47,452	564,193
#	BayWa AG	100,521	2,412,735
	Bechtle AG	490,115	23,652,769
Ω	Befesa SA	212,048	6,062,472
	Bertrandt AG	37,592	1,614,694
	Bijou Brigitte AG	24,790	1,012,528
	Bilfinger SE	191,469	8,912,018
# *	Borussia Dortmund GmbH & Co. KGaA	507,376	2,011,227
# *	BRANICKS Group AG	375,149	660,483
	CANCOM SE	213,716	6,673,512
*	Ceconomy AG	954,113	2,197,795
	CENIT AG	58,480	776,837
	Cewe Stiftung & Co. KGaA	46,238	4,920,344
	CompuGroup Medical SE & Co. KGaA	186,933	5,599,746
	CTS Eventim AG & Co. KGaA	332,856	29,434,033
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	430,082
# * Ω	Delivery Hero SE	89,931	2,516,049

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Dermapharm Holding SE	104,472	$3,506,300
	Deutsche Beteiligungs AG	108,115	3,185,990
	Deutsche EuroShop AG	2,529	51,124
# Ω	Deutsche Pfandbriefbank AG	935,598	4,437,665
	Deutsche Wohnen SE	10,540	198,842
	Deutz AG	674,170	3,894,761
	DMG Mori AG	1,330	62,791
# *	Dr Hoenle AG	32,833	697,972
	Draegerwerk AG & Co. KGaA	19,398	902,015
	Duerr AG	346,613	8,866,906
Ω	DWS Group GmbH & Co. KGaA	66,154	2,791,302
	Eckert & Ziegler SE	105,115	4,155,520
	EDAG Engineering Group AG	53,781	651,540
	Elmos Semiconductor SE	33,095	2,742,206
	ElringKlinger AG	193,727	1,375,793
# *	Encavis AG	671,444	12,087,951
	Energiekontor AG	25,957	1,781,970
*	Evotec SE	626,135	6,452,448
	Fabasoft AG	509	10,956
	Fielmann Group AG	158,286	7,380,603
*	flatexDEGIRO AG	432,937	5,656,475
# *	Fraport AG Frankfurt Airport Services Worldwide	250,366	12,535,350
	Freenet AG	997,996	27,742,670
	Friedrich Vorwerk Group SE	17,359	290,894
	FUCHS SE	149,956	5,481,872
	GEA Group AG	495,189	19,985,818
	Gerresheimer AG	251,672	27,104,302
	Gesco SE	56,962	1,156,349
	GFT Technologies SE	159,429	4,670,107
*	Grand City Properties SA	517,591	5,780,297
	Grenke AG	60,550	1,409,617
	H&R GmbH & Co. KGaA	71,674	378,702
*	Hamburger Hafen und Logistik AG	125,057	2,225,376
	Hawesko Holding SE	313	10,091
# *	Heidelberger Druckmaschinen AG	1,764,141	1,777,177
*	HelloFresh SE	1,030,948	6,912,468
	Hensoldt AG	331,840	13,073,488
*	Highlight Communications AG	98,406	255,514
	HOCHTIEF AG	115,852	12,199,135
	Hornbach Holding AG & Co. KGaA	56,633	4,443,987
	Hugo Boss AG	439,456	23,679,978
	Indus Holding AG	87,257	2,369,231
	Init Innovation in Traffic Systems SE	37,723	1,582,969
Ω	Instone Real Estate Group SE	94,651	876,682
	IVU Traffic Technologies AG	52,179	808,576
	Jenoptik AG	390,966	10,481,883
Ω	JOST Werke SE	17,875	863,191
	K&S AG	1,091,009	16,321,433
	KION Group AG	353,543	16,294,053
	Kloeckner & Co. SE	71,828	509,095
	Knaus Tabbert AG	5,336	241,855
*	Koenig & Bauer AG	89,148	1,263,261
	Kontron AG	341,210	6,868,739
	Krones AG	118,206	15,583,316
	KSB SE & Co. KGaA	3,293	2,354,775
	KWS Saat SE & Co. KGaA	80,774	4,441,452
	Lanxess AG	541,103	15,293,209
*	LEG Immobilien SE	448,636	38,083,971
	Leifheit AG	59,390	999,468

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
# *	Manz AG	25,270	$205,246
*	Mediclin AG	78,748	238,570
# *	Medigene AG	116,971	170,967
*	Medios AG	24,450	370,416
	METRO AG	765,743	4,096,509
	MLP SE	469,154	2,822,586
	Mutares SE & Co. KGaA	15,093	676,447
# *	Nagarro SE	53,881	4,094,315
	New Work SE	18,377	1,163,015
	Nexus AG	71,353	3,922,244
	Norma Group SE	199,527	3,950,959
*	OHB SE	39,251	1,827,032
	Patrizia SE	311,622	2,747,652
	Pfeiffer Vacuum Technology AG	41,493	6,847,335
	PNE AG	31,114	445,452
*	ProCredit Holding AG	2,583	26,305
#	ProSiebenSat.1 Media SE	1,035,438	8,042,107
	PSI Software SE	11,692	279,874
	Puma SE	646,828	29,864,691
*	PVA TePla AG	136,567	2,702,351
	PWO AG	8,558	277,662
*	q.beyond AG	644,117	439,732
*	R Stahl AG	14,952	332,203
* Ω	Redcare Pharmacy NV	2,780	376,020
#	RTL Group SA	82,084	2,530,225
	SAF-Holland SE	265,527	5,115,234
	Salzgitter AG	226,769	5,823,668
	Schloss Wachenheim AG	6,929	113,107
	Secunet Security Networks AG	9,141	1,466,249
# *	SGL Carbon SE	343,756	2,461,269
	Siltronic AG	120,331	9,377,927
	Sixt SE	97,474	9,332,706
*	SMA Solar Technology AG	108,460	5,688,718
	Stabilus SE	171,114	10,617,265
	STRATEC SE	31,112	1,431,724
	Stroeer SE & Co. KGaA	213,092	13,664,709
	Suedzucker AG	519,400	7,413,181
	SUESS MicroTec SE	143,891	7,121,793
	Surteco Group SE	47,139	830,907
*	TAG Immobilien AG	1,407,446	20,010,596
	Takkt AG	226,694	3,153,841
* Ω	TeamViewer SE	906,390	11,957,760
	Technotrans SE	43,518	979,727
	thyssenkrupp AG	3,188,975	16,004,453
	United Internet AG	351,602	8,504,846
#	Verbio SE	157,196	3,276,992
	Vossloh AG	72,974	3,531,340
	Wacker Chemie AG	106,875	11,440,762
	Wacker Neuson SE	165,340	2,957,610
	Washtec AG	78,551	3,338,778
# *	Westwing Group SE	41,567	382,766
	Wuestenrot & Wuerttembergische AG	175,314	2,465,344
	Zeal Network SE	27,890	1,034,361

TOTAL GERMANY			771,799,195

GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	0

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
IRELAND — (0.7%)
	Bank of Ireland Group PLC	403,914	$4,309,532
	Cairn Homes PLC	2,318,224	3,904,868
	Dalata Hotel Group PLC	508,254	2,285,702
	FBD Holdings PLC	142,812	2,097,407
	Glanbia PLC	1,136,976	21,484,651
* Ω	Glenveagh Properties PLC	1,330,649	1,808,001
	Irish Continental Group PLC	825,575	4,457,673
*	Permanent TSB Group Holdings PLC	273,432	436,817

TOTAL IRELAND			40,784,651

ISRAEL — (2.2%)
	Adgar Investment & Development Ltd.	105,459	139,965
*	Afcon Holdings Ltd.	3,064	77,759
# *	AFI Properties Ltd.	100,052	4,055,850
	Africa Israel Residences Ltd.	18,039	1,083,463
# *	Allot Ltd.	189,485	394,972
	Alony Hetz Properties & Investments Ltd.	177,819	1,147,909
#	Alrov Properties & Lodgings Ltd.	49,832	2,052,119
#	Arad Ltd.	28,968	374,182
*	Argo Properties NV	4,799	88,386
#	Ashdod Refinery Ltd.	60,088	1,352,488
	Atreyu Capital Markets Ltd.	828	11,561
	AudioCodes Ltd.	29,072	319,629
#	Aura Investments Ltd.	539,726	2,089,554
#	Automatic Bank Services Ltd.	16,866	62,589
# *	Avgol Industries 1953 Ltd.	468,925	166,673
# *	Azorim-Investment Development & Construction Co. Ltd.	522,253	2,380,389
	Bet Shemesh Engines Holdings 1997 Ltd.	34,648	1,648,898
	Blue Square Real Estate Ltd.	36,996	2,773,411
*	Brack Capital Properties NV	17,073	1,004,772
	Carasso Motors Ltd.	152,860	745,181
*	Cellcom Israel Ltd.	528,949	2,209,149
*	Ceragon Networks Ltd.	266,244	737,496
# *	Clal Insurance Enterprises Holdings Ltd.	338,546	5,645,259
# *	Compugen Ltd.	120,076	235,188
	Danel Adir Yeoshua Ltd.	25,867	2,340,567
	Danya Cebus Ltd.	408	9,355
#	Delek Automotive Systems Ltd.	87,939	495,356
	Delta Galil Ltd.	71,511	3,181,631
#	Direct Finance of Direct Group 2006 Ltd.	502	63,186
	Dor Alon Energy in Israel 1988 Ltd.	10,173	199,801
*	Doral Group Renewable Energy Resources Ltd.	54,695	156,373
*	El Al Israel Airlines	738,575	1,032,658
#	Electra Consumer Products 1970 Ltd.	48,812	1,040,704
#	Electra Real Estate Ltd.	66,092	642,442
# *	Electreon Wireless Ltd.	4,233	221,473
*	Ellomay Capital Ltd.	2,597	40,532
*	Equital Ltd.	132,338	3,666,321
#	FMS Enterprises Migun Ltd.	19,186	798,450
	Formula Systems 1985 Ltd.	64,490	4,694,310
	Formula Systems 1985 Ltd., Sponsored ADR	640	47,872
	Fox Wizel Ltd.	47,275	3,753,645
	Gav-Yam Lands Corp. Ltd.	296,503	2,107,979
# *	Gilat Satellite Networks Ltd.	241,405	1,207,832
*	Hagag Group Real Estate Development	24,932	115,139
	Hilan Ltd.	107,013	6,007,905
#	IDI Insurance Co. Ltd.	44,481	1,270,338
*	IES Holdings Ltd.	1,768	98,181
	Ilex Medical Ltd.	4,067	73,088

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Inrom Construction Industries Ltd.	409,907	$1,354,550
	Isracard Ltd.	331,500	1,212,719
#	Israel Canada T.R Ltd.	252,277	929,294
	Israel Land Development Co. Ltd.	90,515	789,580
	Israel Shipyards Industries Ltd.	580	10,170
	Isras Investment Co. Ltd.	7,382	1,408,714
# *	Issta Ltd.	19,856	426,062
*	Kamada Ltd..	203,071	1,077,125
	Kardan Real Estate Enterprise & Development Ltd.	43,634	50,480
#	Kenon Holdings Ltd.	23,786	535,895
	Kerur Holdings Ltd.	32,360	558,403
# *	Klil Industries Ltd.	5,696	285,324
#	Kvutzat Acro Ltd.	17,221	190,127
	Lahav L.R. Real Estate Ltd.	9,407	9,673
	Lapidoth Capital Ltd.	1,086	17,552
#	Levinstein Properties Ltd.	1,526	25,811
	M Yochananof & Sons Ltd.	5,941	307,986
	Magic Software Enterprises Ltd.	147,464	1,744,201
	Malam - Team Ltd.	10,222	166,484
#	Matrix IT Ltd.	230,046	4,640,236
	Max Stock Ltd.	30,095	69,089
#	Maytronics Ltd.	212,991	1,820,790
#	Mediterranean Towers Ltd.	426,954	922,706
#	Mega Or Holdings Ltd.	96,500	2,496,137
	Meitav Investment House Ltd.	193,563	866,923
	Menora Mivtachim Holdings Ltd.	155,992	3,759,923
	Meshulam Levinstein Contracting & Engineering Ltd.	458	37,632
#	Migdal Insurance & Financial Holdings Ltd.	2,172,833	2,751,286
	Mivtach Shamir Holdings Ltd.	31,365	1,056,009
	Mizrahi Tefahot Bank Ltd.	1	38
*	Naphtha Israel Petroleum Corp. Ltd.	198,678	1,030,087
#	Nawi Brothers Ltd.	73,059	507,531
*	Nayax Ltd.	6,324	168,597
# *	Neto Malinda Trading Ltd.	4,663	72,204
*	Neto ME Holdings Ltd.	3,661	67,917
	Next Vision Stabilized Systems Ltd.	53,910	720,172
	Novolog Ltd.	200,415	82,434
	Oil Refineries Ltd.	12,267,220	3,554,214
	One Software Technologies Ltd.	69,915	968,636
	Palram Industries 1990 Ltd.	1,112	14,748
*	Partner Communications Co. Ltd.	717,998	3,355,588
	Paz Oil Co. Ltd.	62,211	6,197,987
*	Perion Network Ltd.	47,295	589,837
	Plasson Industries Ltd.	19,907	731,129
	Prashkovsky Investments & Construction Ltd.	16,368	384,616
# *	Priortech Ltd.	18,093	796,097
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	54,361	3,093,205
# *	Rani Zim Shopping Centers Ltd.	26,927	21,330
	Retailors Ltd.	7,613	167,245
*	Scope Metals Group Ltd.	47,550	1,637,934
*	Shikun & Binui Ltd.	214,517	460,573
	Summit Real Estate Holdings Ltd.	220,893	2,659,710
	Suny Cellular Communication Ltd.	187,376	51,981
#	Tadiran Group Ltd.	16,618	1,156,212
Ω	Tamar Petroleum Ltd.	51,161	302,014
	Tel Aviv Stock Exchange Ltd.	54,230	358,929
	Telsys Ltd.	249	15,016
*	Tera Light Ltd.	45,638	85,163
	Tiv Taam Holdings 1 Ltd.	39,749	53,084

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Victory Supermarket Chain Ltd.	5,213	$68,384
	YH Dimri Construction & Development Ltd.	21,042	1,647,768

TOTAL ISRAEL			124,603,241

ITALY — (10.5%)
	A2A SpA	11,130,525	21,951,092
	Abitare In SpA	1,909	8,148
	ACEA SpA	278,123	4,824,438
# *	Aeffe SpA	177,250	157,733
	Amplifon SpA	248,124	8,283,945
Ω	Anima Holding SpA	1,678,832	7,865,913
#	Aquafil SpA	83,333	304,997
	Arnoldo Mondadori Editore SpA	1,088,121	2,600,207
	Ascopiave SpA	432,784	1,132,374
#	Avio SpA	85,821	1,036,236
	Azimut Holding SpA	751,074	19,792,641
	Banca Generali SpA	435,216	17,045,648
	Banca IFIS SpA	237,598	5,293,397
	Banca Mediolanum SpA	641,478	6,941,805
*	Banca Monte dei Paschi di Siena SpA	5,515,540	26,602,977
	Banca Popolare di Sondrio SpA	2,730,141	22,809,675
	Banca Profilo SpA	1,711,765	405,589
# Ω	Banca Sistema SpA	335,410	482,321
	Banco BPM SpA	2,980,812	19,570,938
	Banco di Desio e della Brianza SpA	244,337	1,219,595
Ω	BFF Bank SpA	829,965	10,650,625
	Biesse SpA	43,130	559,821
	BPER Banca SpA	6,542,561	33,976,811
	Brembo NV	312,663	3,977,661
	Brunello Cucinelli SpA	239,655	24,459,767
	Buzzi SpA	635,851	22,909,946
	Cairo Communication SpA	380,269	874,535
Ω	Carel Industries SpA	130,239	2,636,447
	Cembre SpA	5,285	250,270
	Cementir Holding NV	371,783	3,936,580
*	CIR SpA-Compagnie Industriali	2,621,928	1,557,211
	Credito Emiliano SpA	555,182	5,864,657
	d’Amico International Shipping SA	290,567	2,084,634
	Danieli & C Officine Meccaniche SpA	247,688	7,300,081
	Datalogic SpA	30,430	184,395
	De’ Longhi SpA	88,485	2,901,643
	DiaSorin SpA	48,893	4,938,062
# *	Digital Bros SpA	34,830	325,377
#	Digital Value SpA	2,181	135,783
# Ω	doValue SpA	91,134	202,701
	Elica SpA	154,208	311,277
	Emak SpA	376,132	457,617
Ω	Enav SpA	666,746	2,742,045
	ERG SpA	166,279	4,477,822
*	Esprinet SpA	220,835	1,205,835
# *	Eurotech SpA	156,739	250,589
	Fiera Milano SpA	19,117	73,555
	Fila SpA	171,216	1,608,702
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,371,092	673,715
	Gefran SpA	35,925	310,626
# *	Geox SpA	356,231	265,368
	GPI SpA	21,713	289,471
	Gruppo MutuiOnline SpA	125,102	4,676,038

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Hera SpA	5,499,110	$19,854,422
	IMMSI SpA	1,037,733	594,816
	Intercos SpA	45,984	643,880
	Interpump Group SpA	410,162	17,866,556
	Iren SpA	4,373,561	8,791,827
	Italgas SpA	3,355,608	18,600,637
	Italian Sea Group SpA	5,100	52,091
#	Italmobiliare SpA	81,280	2,989,998
#	Iveco Group NV	1,173,817	14,718,169
#	IVS Group SA	116,966	893,961
	Leonardo SpA	2,065,863	47,477,764
	LU-VE SpA	5,064	116,431
	Maire Tecnimont SpA	1,232,552	10,207,596
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	1,003,807	2,947,102
*	Newlat Food SpA	24,519	155,660
#	Openjobmetis SpA agenzia per il lavoro	63,079	1,099,342
	Orsero SpA	37,604	585,784
Ω	OVS SpA	1,548,437	4,045,322
	Pharmanutra SpA	6,832	388,201
	Piaggio & CSpA	1,288,486	3,756,466
Ω	Piovan SpA	2,808	36,100
Ω	Pirelli & C SpA	2,342,202	14,809,633
Ω	RAI Way SpA	612,982	3,481,104
	Reply SpA	147,826	19,300,063
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	834,059
*	Sabaf SpA	61,381	1,122,945
# *	Safilo Group SpA	308,752	384,081
*	Saipem SpA	2	5
	Salcef Group SpA	18,084	498,179
#	Salvatore Ferragamo SpA	214,047	2,123,964
	Sanlorenzo SpA	18,659	817,163
	Saras SpA	2,937,528	5,516,172
# *	Seri Industrial SpA	3,574	16,643
	Sesa SpA	52,352	5,444,089
*	Sogefi SpA	384,358	1,177,894
	SOL SpA	231,248	8,895,799
#	Spaxs SpA	258,973	1,442,643
	Tamburi Investment Partners SpA	851,687	8,266,603
Ω	Technogym SpA	944,304	8,905,264
# *	Telecom Italia SpA	51,070,336	12,107,520
*	TREVI - Finanziaria Industriale SpA	405,238	158,708
# Ω	Unieuro SpA	105,971	1,035,009
	Unipol Gruppo SpA	3,064,314	27,470,663
	Webuild SpA	2,120,769	5,323,230
#	Wiit SpA	8,227	141,013
	Zignago Vetro SpA	190,091	2,531,224

TOTAL ITALY			603,025,131

NETHERLANDS — (4.8%)
	Aalberts NV	654,734	31,129,846
	Acomo NV	52,913	985,051
	AFC Ajax NV	13,955	154,307
# * Ω	Alfen NV	107,307	4,624,707
	Allfunds Group PLC	543,878	3,417,981
#	AMG Critical Materials NV	179,177	4,205,340
	Aperam SA	271,693	7,899,907
#	Arcadis NV	518,635	32,030,361
*	Avantium NV	19,708	53,875

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
Ω	B&S Group SARL	16,023	$86,299
# * Ω	Basic-Fit NV	294,041	6,436,580
	BE Semiconductor Industries NV	352,392	46,753,264
#	Brunel International NV	129,710	1,402,526
	Corbion NV	349,347	7,587,232
Ω	CTP NV	118,290	2,006,635
# *	Ebusco Holding NV	2,604	7,818
# *	Fastned BV	409	10,038
	Flow Traders Ltd.	197,621	4,067,195
	ForFarmers NV	203,933	525,297
#	Fugro NV	677,561	16,434,406
*	InPost SA	343,400	5,513,203
#	Kendrion NV	86,878	1,210,391
	Koninklijke BAM Groep NV	1,627,467	6,634,208
	Koninklijke Heijmans NV, CVA	145,097	2,723,140
	Koninklijke Vopak NV	336,864	13,377,390
#	MFE-MediaForEurope NV, Class B	406,270	1,632,261
	Nedap NV	33,400	2,217,431
	OCI NV	469,446	12,626,489
# *	Pharming Group NV	3,585,543	3,339,369
*	Pluxee NV	17,711	546,055
#	PostNL NV	1,827,096	2,458,248
	SBM Offshore NV	948,274	14,009,424
# *	SIF Holding NV	40,013	432,379
Ω	Signify NV	719,081	19,610,388
	Sligro Food Group NV	127,096	1,927,734
* ††	SRH NV	705,718	0
#	TKH Group NV	255,928	11,023,839
# *	TomTom NV	408,253	2,433,522
	Van Lanschot Kempen NV	164,832	5,839,003

TOTAL NETHERLANDS			277,373,139

NORWAY — (2.1%)
	2020 Bulkers Ltd.	107,406	1,657,492
	ABG Sundal Collier Holding ASA	1,989,504	1,041,420
	AF Gruppen ASA	4,067	52,332
# *	Akastor ASA	720,140	887,158
*	Aker BioMarine ASA	16,523	105,366
# *	Aker Carbon Capture ASA	724,918	453,988
	AMSC ASA	274,096	755,291
*	Archer Ltd.	1,313,754	123,383
*	ArcticZymes Technologies ASA	83,850	194,887
	Arendals Fossekompani ASA	1,452	23,190
	Atea ASA	384,721	4,911,676
*	Atlantic Sapphire ASA	146	12
	Austevoll Seafood ASA	162,725	1,299,354
Ω	Avance Gas Holding Ltd.	112,799	1,639,352
# *	Axactor ASA	689,478	300,883
	B2 Impact ASA	1,109,662	856,281
	Belships ASA	528,983	1,191,915
*	Bluenord ASA	26,254	1,345,534
	Bonheur ASA	137,587	3,124,430
	Borregaard ASA	390,297	6,685,380
	Bouvet ASA	74,133	406,427
Ω	BW LPG Ltd.	438,052	6,325,720
	BW Offshore Ltd.	473,070	1,187,929
# *	Cadeler AS	157,068	745,550
*	Cloudberry Clean Energy ASA	60,341	49,076
# * Ω	Crayon Group Holding ASA	423,812	3,118,678

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	DNO ASA	3,452,093	$3,195,633
Ω	Elkem ASA	607,976	1,062,326
Ω	Elmera Group ASA	114,677	341,861
	Elopak ASA	82,874	252,284
	Ensurge Micropower ASA	356,776	45,427
Ω	Europris ASA	1,144,627	7,203,948
*	FLEX LNG Ltd.	137,937	3,621,393
	Gram Car Carriers ASA	18,193	420,632
	Grieg Seafood ASA	338,052	2,194,709
# *	Hexagon Composites ASA	719,711	1,089,260
# *	Hexagon Purus ASA	235,168	111,474
Ω	Kid ASA	59,071	778,355
	Kitron ASA	843,320	2,168,330
Ω	Klaveness Combination Carriers ASA	49,117	476,614
*	Kongsberg Automotive ASA	3,235,578	520,000
*	LINK Mobility Group Holding ASA	504,022	887,239
	Magnora ASA	59,234	162,428
	Medistim ASA	2,163	35,065
*	Morrow Bank ASA	33,724	12,187
#	MPC Container Ships ASA	1,892,230	3,041,556
Ω	Multiconsult ASA	2,534	32,170
# *	NEL ASA	663,640	306,639
	Norbit ASA	32,702	210,368
*	Nordic Semiconductor ASA	95,721	1,046,481
# Ω	Norske Skog ASA	354,658	1,186,647
*	Northern Ocean Ltd.	64,314	49,384
*	Norwegian Air Shuttle ASA	842,208	1,093,857
*	NRC Group ASA	38,228	43,257
# *	Nykode Therapeutics ASA	492,230	588,701
	Odfjell Drilling Ltd.	636,267	2,900,108
	Odfjell SE, Class A	138,332	2,185,618
	Odfjell Technology Ltd.	107,420	598,964
# *	OKEA ASA	206,616	475,939
Ω	Okeanis Eco Tankers Corp.	71,968	2,231,283
	Olav Thon Eiendomsselskap ASA	51,942	1,033,646
*	Otello Corp. ASA	13,451	9,406
	Panoro Energy ASA	283,477	723,180
	Pareto Bank ASA	56,270	292,370
	Pexip Holding ASA	88,001	208,590
*	PGS ASA	5,458,085	4,194,361
*	PhotoCure ASA	82,057	405,571
	Protector Forsikring ASA	421,437	8,519,238
	Rana Gruber ASA	61,603	460,134
# *	REC Silicon ASA	1,555,597	1,502,799
*	Salmon Evolution ASA	254,432	165,835
*	SATS ASA	113,023	177,455
* Ω	Scatec ASA	425,237	3,103,430
*	SD Standard ETC PLC	271,994	41,310
	Selvaag Bolig ASA	264,442	839,245
# * Ω	Shelf Drilling Ltd.	902,378	1,507,769
*	Siem Offshore, Inc.	10,249	32,784
*	Solstad Offshore ASA	37,831	147,145
	Sparebank 1 Oestlandet	47,805	576,055
	SpareBank 1 Sorost-Norge	1,788	10,978
	Stolt-Nielsen Ltd	29,057	1,237,329
#	TGS ASA	372,819	4,205,508
	Veidekke ASA	661,987	6,921,578
*	Volue ASA	6,103	15,897
	Wilh Wilhelmsen Holding ASA, Class A	68,812	2,400,651

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
* Ω	XXL ASA	3,251,432	$225,433

TOTAL NORWAY			118,010,538

PORTUGAL — (0.9%)
	Altri SGPS SA	472,047	2,601,179
*	Banco Comercial Portugues SA, Class R	49,853,259	17,406,245
	Corticeira Amorim SGPS SA	147,056	1,501,443
	CTT-Correios de Portugal SA	491,944	2,310,945
# *	Greenvolt-Energias Renovaveis SA	156,250	1,382,936
	Ibersol SGPS SA	65,457	490,008
	Mota-Engil SGPS SA	733,051	3,172,493
	Navigator Co. SA	1,800,047	7,950,453
	NOS SGPS SA	1,014,508	3,504,116
	REN - Redes Energeticas Nacionais SGPS SA	2,747,946	6,634,947
	Semapa-Sociedade de Investimento e Gestao	8,928	151,419
	Sonae SGPS SA	6,586,941	6,595,285

TOTAL PORTUGAL			53,701,469

SPAIN — (6.4%)
	Acciona SA	84,151	9,728,370
	Acerinox SA	1,095,358	11,800,968
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	38,519	769,766
#	Alantra Partners SA	60,724	594,855
	Almirall SA	464,897	4,242,926
# *	Amper SA	7,369,582	810,525
	Applus Services SA	874,505	11,822,838
	Atresmedia Corp. de Medios de Comunicacion SA	510,640	2,564,498
*	Audax Renovables SA	19,604	35,371
	Azkoyen SA	67,253	443,295
	Banco de Sabadell SA	35,081,456	67,012,724
	Bankinter SA	4,245,482	33,556,969
#	Cia de Distribucion Integral Logista Holdings SA	408,960	11,123,472
	CIE Automotive SA	373,265	9,866,469
	Construcciones y Auxiliar de Ferrocarriles SA	116,717	3,995,444
#	Corp. ACCIONA Energias Renovables SA	31,476	639,193
*	Distribuidora Internacional de Alimentacion SA	4,617,030	63,237
#	Ebro Foods SA	437,975	7,486,531
*	eDreams ODIGEO SA	447,059	3,043,841
	Elecnor SA	209,796	4,518,773
	Enagas SA	1,457,648	21,377,888
	Ence Energia y Celulosa SA	831,813	2,962,626
	Ercros SA	590,023	2,214,998
	Faes Farma SA	1,843,460	6,689,030
	Fluidra SA	517,281	10,949,889
Ω	Gestamp Automocion SA	950,021	2,846,641
Ω	Global Dominion Access SA	518,361	1,937,367
# *	Grenergy Renovables SA	7,453	217,630
*	Grifols SA	141,694	1,296,848
	Grupo Catalana Occidente SA	268,886	10,412,519
#	Grupo Empresarial San Jose SA	141,180	612,206
	Iberpapel Gestion SA	47,911	960,194
#	Indra Sistemas SA	876,621	16,758,207
#	Laboratorio Reig Jofre SA	15,086	40,100
	Laboratorios Farmaceuticos Rovi SA	130,063	11,672,357
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,369,919	3,642,409
	Mapfre SA	4,520,827	10,906,793
*	Melia Hotels International SA	624,896	4,859,403

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# Ω	Metrovacesa SA	27,648	$254,856
	Miquel y Costas & Miquel SA	185,363	2,278,580
# Ω	Neinor Homes SA	115,525	1,295,647
# *	Obrascon Huarte Lain SA	2,278,833	820,910
*	Oryzon Genomics SA	35,547	74,400
#	Pharma Mar SA	55,216	1,785,643
	Prim SA	40,283	436,281
*	Promotora de Informaciones SA, Class A	1,330,083	485,948
Ω	Prosegur Cash SA	628,108	348,426
	Realia Business SA	1,667,905	1,812,154
	Renta 4 Banco SA	442	4,769
	Sacyr SA	2,882,311	10,021,309
*	Solaria Energia y Medio Ambiente SA	498,778	5,075,115
# *	Soltec Power Holdings SA	58,317	141,597
Ω	Talgo SA	548,128	2,578,646
*	Tecnicas Reunidas SA	271,263	2,691,039
	Tubacex SA	712,576	2,379,719
# *	Tubos Reunidos SA	34,204	23,011
# Ω	Unicaja Banco SA	7,318,410	9,559,706
#	Vidrala SA	134,680	14,162,134
	Viscofan SA	267,269	16,992,773
	Vocento SA	352,577	352,375

TOTAL SPAIN			368,052,208

SWEDEN — (6.3%)
Ω	AcadeMedia AB	502,259	2,296,309
#	AddLife AB, Class B	447,048	4,112,679
	Addnode Group AB	561,062	5,777,890
	AFRY AB	445,177	6,993,157
Ω	Alimak Group AB	379,232	3,504,275
	Alleima AB	396,163	2,462,295
	Alligo AB, Class B	157,419	1,837,372
Ω	Ambea AB	346,517	1,989,307
# *	Annehem Fastigheter AB, Class B	214,348	323,731
#	AQ Group AB	15,189	869,998
	Arise AB	17,654	62,065
	Arjo AB, Class B	1,382,957	5,804,270
	Atrium Ljungberg AB, Class B	56,692	1,002,029
Ω	Attendo AB	674,584	2,544,192
	Beijer Alma AB	297,783	5,635,441
	Bergman & Beving AB	208,899	4,219,941
	Betsson AB, Class B	886,384	9,797,548
# *	Better Collective AS	147,099	3,940,473
# *	BHG Group AB	737,446	915,698
	Bilia AB, Class A	580,862	7,295,605
	Billerud Aktiebolag	30,543	253,312
* Ω	BioArctic AB	43,004	756,733
*	BioInvent International AB	39,595	92,817
	Biotage AB	188,675	2,846,861
	Bjorn Borg AB	13,009	56,811
# *	Bonava AB, Class B	1,520,844	1,383,048
* Ω	Boozt AB	5,339	60,866
Ω	Bravida Holding AB	852,790	5,766,473
#	Bufab AB	228,610	6,954,046
	Bulten AB	107,259	800,441
	Bure Equity AB	357,058	11,178,979
*	Byggmax Group AB	394,029	1,220,765
*	Camurus AB	22,448	1,006,650
	Catella AB	94,080	257,758

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Catena AB	190,068	$8,318,283
# *	Catena Media PLC	330,046	258,587
*	Cavotec SA	79,682	117,318
	Cellavision AB	60,287	1,223,914
	Cibus Nordic Real Estate AB publ	151,343	1,971,107
*	Cint Group AB	223,348	238,702
	Clas Ohlson AB, Class B	281,230	3,393,973
	Cloetta AB, Class B	1,334,528	1,987,251
	Concentric AB	339,818	5,852,687
# Ω	Coor Service Management Holding AB	532,461	2,313,851
#	Corem Property Group AB, Class B	4,121,895	3,062,313
	CTT Systems AB	5,998	189,577
	Dedicare AB, Class B	6,297	31,907
	Dios Fastigheter AB	770,250	5,884,976
# Ω	Dometic Group AB	51,610	368,811
* Ω	Dustin Group AB	1,981,572	2,251,400
	Eastnine AB	126,421	1,902,226
#	Elanders AB, Class B	74,315	662,826
	Electrolux Professional AB, Class B	629,981	4,067,732
* Ω	Eltel AB	206,068	123,807
# *	Enea AB	93,388	510,959
#	Engcon AB	35,239	289,768
	Eolus Vind AB, Class B	41,913	270,014
	Ependion AB	100,183	983,265
	Ework Group AB	46,094	599,738
	Fagerhult Group AB	336,247	2,157,634
#	FastPartner AB, Class A	49,711	333,785
	FastPartner AB, Class D	35	207
#	Fenix Outdoor International AG	22,095	1,391,760
	G5 Entertainment AB	41,029	444,836
	Granges AB	847,482	10,007,398
#	Hanza AB	118,764	618,361
	Heba Fastighets AB, Class B	325,463	961,123
	Hemnet Group AB	57,258	1,488,060
#	Hexatronic Group AB	188,356	574,225
	HMS Networks AB	160,313	5,941,283
* Ω	Hoist Finance AB	288,559	1,372,713
*	Humana AB	178,604	479,399
	IAR Systems Group AB	1,213	16,350
#	Instalco AB	856,061	3,014,193
# *	International Petroleum Corp.	575,409	7,283,774
#	Intrum AB	132,234	309,312
	INVISIO AB	32,561	712,235
	Inwido AB	484,214	5,963,760
	ITAB Shop Concept AB	14,068	24,135
#	JM AB	455,664	7,716,581
*	Karnov Group AB	117,160	699,010
# *	K-fast Holding AB	20,521	33,539
	Kindred Group PLC, SDR	25,445	285,114
	KNOW IT AB	165,960	2,147,767
	Lagercrantz Group AB, Class B	352,919	5,178,499
#	Lime Technologies AB	21,248	674,632
	Lindab International AB	640,812	12,872,813
	Loomis AB	349,125	8,922,501
# *	Maha Energy AB	148,058	120,112
*	Medcap AB	14,833	584,988
	Medicover AB, Class B	42,846	671,231
	MEKO AB	250,390	2,552,585
*	Modern Times Group MTG AB, Class B	593,341	5,082,849

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Momentum Group AB	165,182	$2,065,693
	Mycronic AB	228,300	7,945,753
#	NCAB Group AB	378,039	2,457,684
	NCC AB, Class B	518,723	6,308,895
#	Nederman Holding AB	44,352	765,205
*	Net Insight AB, Class B	1,794,044	848,959
#	New Wave Group AB, Class B	828,917	7,548,369
	Nilorngruppen AB, Class B	7,191	48,739
# *	Nobia AB	3,283,760	1,337,309
	Nolato AB, Class B	1,580,501	7,755,499
	Nordic Paper Holding AB	111,956	560,061
	Nordic Waterproofing Holding AB	83,900	1,240,261
*	Norion Bank AB	335,249	1,238,518
*	Norva24 Group AB	4,692	10,938
# *	Note AB	100,209	1,266,926
#	NP3 Fastigheter AB	178,321	3,734,841
	Nyfosa AB	1,209,815	10,465,872
	OEM International AB, Class B	333,368	3,282,421
# *	Orron Energy AB	670,464	441,205
# *	Ovzon AB	568	723
*	OX2 AB	456,466	1,646,690
	Peab AB, Class B	755,178	4,603,824
	Platzer Fastigheter Holding AB, Class B	320,227	2,588,647
	Prevas AB, Class B	12,098	130,284
*	Pricer AB, Class B	757,103	778,892
	Proact IT Group AB	206,921	1,958,230
	Ratos AB, Class B	1,378,425	4,784,264
# *	RaySearch Laboratories AB	163,962	1,784,725
	Rejlers AB	948	12,123
Ω	Resurs Holding AB	741,863	1,116,328
	Rottneros AB	672,020	701,794
	Rvrc Holding AB	74,058	418,891
	Scandi Standard AB	369,860	2,572,051
# * Ω	Scandic Hotels Group AB	1,068,585	5,602,476
*	Sdiptech AB, Class B	73,930	1,883,762
*	Sedana Medical AB	35,048	71,742
*	Sensys Gatso Group AB	43,904	302,474
* Ω	Sinch AB	1,518,721	3,433,802
	SkiStar AB	317,931	4,404,156
	Solid Forsakring AB	86,686	567,478
*	Stendorren Fastigheter AB	6,293	102,891
*	Stillfront Group AB	1,952,196	1,855,237
#	Storskogen Group AB, Class B	3,788,137	2,029,517
	Synsam AB	41,347	189,770
	Systemair AB	408,125	2,765,634
	Tethys Oil AB	178,504	589,759
*	TF Bank AB	5,604	106,469
	Troax Group AB	243,349	4,895,970
# *	Truecaller AB, Class B	637,419	2,025,414
	VBG Group AB, Class B	48,983	1,714,143
*	Vestum AB	51,049	34,713
# *	Viaplay Group AB	193,548	12,682
	Vitec Software Group AB, Class B	69,662	3,332,260
	Vitrolife AB	24,061	359,373
	Volati AB	6,339	59,122
	XANO Industri AB, Class B	5,023	42,258

TOTAL SWEDEN			360,333,307

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (16.9%)
	Accelleron Industries AG	230,851	$8,975,199
	Adecco Group AG	585,919	20,496,888
	Allreal Holding AG	122,211	19,737,347
	ALSO Holding AG	46,741	11,513,111
# *	Aluflexpack AG	4,910	78,715
*	ams-OSRAM AG	5,343,211	6,417,503
	APG SGA SA	8,182	1,848,757
	Arbonia AG	308,639	4,065,544
*	Aryzta AG	6,571,249	12,440,917
	Ascom Holding AG	220,226	1,766,616
	Autoneum Holding AG	26,017	4,155,774
*	Avolta AG	538,901	20,379,529
	Baloise Holding AG	98,975	14,956,394
	Banque Cantonale de Geneve	10,073	3,262,414
	Banque Cantonale du Jura SA	3,848	263,480
	Banque Cantonale Vaudoise	113,639	11,883,748
	Barry Callebaut AG	4,198	6,783,852
*	Basilea Pharmaceutica AG	33,154	1,422,937
	Belimo Holding AG	67,026	31,012,080
	Bell Food Group AG	14,766	4,282,420
#	Bellevue Group AG	48,912	970,977
	Berner Kantonalbank AG	31,282	8,546,753
	BKW AG	144,734	21,484,015
	Bossard Holding AG, Class A	43,144	9,810,163
	Bucher Industries AG	53,084	20,397,731
	Burckhardt Compression Holding AG	14,619	9,311,194
	Burkhalter Holding AG	27,381	3,002,423
	Bystronic AG	8,214	3,653,193
#	Calida Holding AG	34,242	1,079,787
	Carlo Gavazzi Holding AG	3,279	1,084,633
#	Cembra Money Bank AG	195,981	14,982,792
# *	Cicor Technologies Ltd	15,422	841,911
	Cie Financiere Tradition SA	10,201	1,606,063
	Clariant AG	1,418,992	21,229,277
	Coltene Holding AG	22,827	1,275,314
	Comet Holding AG	45,630	14,398,594
	COSMO Pharmaceuticals NV	15,693	1,231,937
#	Daetwyler Holding AG	24,673	5,108,397
	DKSH Holding AG	234,221	15,264,021
# *	DocMorris AG	4,404	388,438
	dormakaba Holding AG	22,093	11,758,492
	EFG International AG	683,025	7,941,910
	Emmi AG	15,716	15,289,489
	Energiedienst Holding AG	83,637	3,512,788
#	Feintool International Holding AG	39,987	775,380
	Flughafen Zurich AG	143,958	28,820,507
	Forbo Holding AG	8,340	9,632,622
	Fundamenta Real Estate AG	3,191	57,607
Ω	Galenica AG	305,886	23,405,870
# *	GAM Holding AG	682,619	212,688
	Georg Fischer AG	616,034	42,996,395
#	Gurit Holding AG, Class BR	27,930	1,781,786
	Helvetia Holding AG	258,089	33,759,467
#	Hiag Immobilien Holding AG	27,345	2,213,400
*	HOCHDORF Holding AG	52	283
	Huber & Suhner AG	110,667	8,803,523
	Hypothekarbank Lenzburg AG	6	27,181
	Implenia AG	91,269	3,337,384
*	Ina Invest Holding AG	31,977	643,685

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Inficon Holding AG	14,761	$20,523,684
	Interroll Holding AG	4,863	15,650,502
	Intershop Holding AG	54,150	7,255,939
	Investis Holding SA	6,554	702,877
	Jungfraubahn Holding AG	19,641	4,359,669
	Kardex Holding AG	49,723	13,155,824
#	Komax Holding AG	22,696	3,904,425
*	Kudelski SA	217,692	337,640
	Landis & Gyr Group AG	94,470	6,989,268
	LEM Holding SA	3,884	6,614,811
	Liechtensteinische Landesbank AG	65,937	5,033,476
	Luzerner Kantonalbank AG	119,866	8,853,513
Ω	Medacta Group SA	15,470	1,869,740
Ω	Medmix AG	151,076	2,478,615
	Meier Tobler Group AG	45,826	1,534,812
	Metall Zug AG, Class B	1,164	1,605,329
	Mikron Holding AG	11,489	223,709
	Mobilezone Holding AG	305,440	4,369,151
	Mobimo Holding AG	62,895	17,607,039
* Ω	Montana Aerospace AG	14,012	270,796
	Novavest Real Estate AG	1,614	59,745
	OC Oerlikon Corp. AG	1,119,479	4,843,443
*	Orascom Development Holding AG	93,520	428,936
#	Orell Fuessli AG	5,028	438,193
	Orior AG	41,050	2,933,718
*	Phoenix Mecano AG	4,451	2,391,836
	Plazza AG, Class A	7,231	2,368,523
# * Ω	PolyPeptide Group AG	11,760	388,016
	PSP Swiss Property AG	337,750	41,753,116
	Rieter Holding AG	15,161	2,119,388
	Romande Energie Holding SA	68,578	4,316,595
	Schweiter Technologies AG	6,061	2,719,162
# *	Schweizerische Nationalbank	23	101,606
* Ω	Sensirion Holding AG	10,110	663,725
#	SFS Group AG	124,951	14,820,060
	Siegfried Holding AG	32,456	31,014,381
#	SIG Group AG	332,386	6,642,186
	SKAN Group AG	11,191	999,794
	Softwareone Holding AG	223,642	3,802,974
	St. Galler Kantonalbank AG	17,965	9,243,398
#	Stadler Rail AG	178,296	5,289,534
#	StarragTornos Group AG	2,819	156,816
	Sulzer AG	139,983	16,954,753
	Swiss Prime Site AG	182,651	16,864,683
# *	Swiss Steel Holding AG	3,362,368	309,704
	Swissquote Group Holding SA	84,232	22,782,591
	Temenos AG	389,997	24,260,699
	Thurgauer Kantonalbank	3,152	434,883
	TX Group AG	18,706	2,910,372
#	u-blox Holding AG	48,813	4,515,574
	Valiant Holding AG	101,375	11,834,207
Ω	VAT Group AG	47,681	23,738,495
	Vaudoise Assurances Holding SA	6,822	3,317,652
	Vetropack Holding AG	69,627	2,352,834
#	Vontobel Holding AG	218,761	12,279,526
	VP Bank AG, Class A	21,182	2,113,362
	VZ Holding AG	92,432	10,659,779
*	V-ZUG Holding AG	11,325	701,409
	Walliser Kantonalbank	19,594	2,438,143

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Warteck Invest AG	58	$113,489
	Ypsomed Holding AG	15,540	5,539,081
	Zehnder Group AG	82,191	4,792,000
	Zug Estates Holding AG, Class B	1,213	2,373,019
#	Zuger Kantonalbank AG	711	6,647,228

TOTAL SWITZERLAND			975,150,742

UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	110,648	486,920
	Noble Corp. PLC	3,940	174,508

TOTAL UNITED STATES			661,428

TOTAL COMMON STOCKS			5,422,364,382

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
	Draegerwerk AG & Co. KGaA, 0.385%	56,173	2,991,651
	FUCHS SE, 2.445%	477,660	22,306,389
	Jungheinrich AG, 1.957%	346,549	12,886,070
	Sixt SE, 9.373%	118,586	8,205,891
	STO SE & Co. KGaA, 3.117%	16,514	2,836,090
	Villeroy & Boch AG, 6.232%	41,086	748,726

TOTAL GERMANY			49,974,817

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights	497,492	0
* ††	S Immo AG Rights	346,922	0
*	Strabag SE Rights	107,907	0

GERMANY — (0.0%)
# *	Medigene AG Rights 05/07/2024	116,970	1,798

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0

TOTAL RIGHTS/WARRANTS			1,798

TOTAL INVESTMENT SECURITIES
(Cost $4,471,348,073)			5,472,340,997

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@ §	The DFA Short Term Investment Fund	24,669,963	285,382,134

TOTAL INVESTMENTS — (100.0%)
(Cost $4,756,731,737)			$5,757,723,131

ADR	American Depositary Receipt
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$181,451,434	—	$181,451,434
Belgium	$741,503	202,719,168	—	203,460,671
Denmark	—	388,121,891	—	388,121,891
Finland	—	288,961,724	—	288,961,724
France	—	666,873,613	—	666,873,613
Germany	—	771,799,195	—	771,799,195
Ireland	—	40,784,651	—	40,784,651
Israel	842,241	123,761,000	—	124,603,241
Italy	—	603,025,131	—	603,025,131
Netherlands	546,055	276,827,084	—	277,373,139
Norway	128,919	117,881,619	—	118,010,538
Portugal	—	53,701,469	—	53,701,469
Spain	—	368,052,208	—	368,052,208
Sweden	—	360,333,307	—	360,333,307
Switzerland	—	975,150,742	—	975,150,742
United States	—	661,428	—	661,428
Preferred Stocks
Germany	—	49,974,817	—	49,974,817
Rights/Warrants
Germany	—	1,798	—	1,798
Securities Lending Collateral	—	285,382,134	—	285,382,134

Total Investments in Securities	$2,258,718	$5,755,464,413	—	$5,757,723,131

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.5%)
	Ambev SA, ADR	1,682,326	$3,902,996
	Atacadao SA	618,046	1,329,502
	B3 SA - Brasil Bolsa Balcao	2,053,771	4,267,648
	Banco Bradesco SA	642,776	1,530,006
	Banco BTG Pactual SA	490,039	3,152,044
	Banco do Brasil SA	762,700	4,027,507
	Banco Santander Brasil SA	145,083	807,476
	BB Seguridade Participacoes SA	353,143	2,189,886
*	BRF SA	427,700	1,390,359
	Caixa Seguridade Participacoes SA	285,695	861,608
	CCR SA	816,987	1,939,962
	Centrais Eletricas Brasileiras SA	457,277	3,334,073
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	153,200	2,384,475
	Cia Energetica de Minas Gerais	280,581	618,158
#	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	780,345
	Cia Siderurgica Nacional SA	749,100	2,008,141
	Companhia Paranaense de Energia	334,435	528,130
#	Companhia Paranaense de Energia, Sponsored ADR	17,400	122,496
*	Companhia Paranaense de Energia, ADR	4,349	27,399
	Cosan SA	994,086	2,775,921
	CPFL Energia SA	123,300	757,476
*	Embraer SA, Sponsored ADR	92,800	2,371,040
	Energisa SA	337,721	2,933,254
*	Eneva SA	794,721	1,894,744
	Engie Brasil Energia SA	160,176	1,261,641
	Equatorial Energia SA	733,833	4,323,066
	Gerdau SA, Sponsored ADR	1,084,865	3,775,330
* Ω	Hapvida Participacoes e Investimentos SA	5,206,909	3,700,169
	Hypera SA	259,661	1,476,176
	Itau Unibanco Holding SA	161,903	851,826
	JBS SA	706,932	3,191,173
	Klabin SA	1,217,614	5,402,655
	Localiza Rent a Car SA	350,167	3,306,376
	Lojas Renner SA	96,967	286,273
	Natura & Co. Holding SA	942,411	3,010,938
	Neoenergia SA	172,642	637,691
#	Petroleo Brasileiro SA, Sponsored ADR	728,195	11,922,364
	Petroleo Brasileiro SA	2,733,556	23,299,925
	Porto Seguro SA	177,474	1,023,980
	PRIO SA	478,538	4,423,569
	Raia Drogasil SA	685,564	3,377,254
Ω	Rede D’Or Sao Luiz SA	224,105	1,122,122
	Rumo SA	407,506	1,582,121
	Sendas Distribuidora SA	119,522	301,993
	Suzano SA	540,219	6,081,963
	Telefonica Brasil SA	205,562	1,874,072
	TIM SA	688,639	2,335,426
	TOTVS SA	323,491	1,715,700
	Ultrapar Participacoes SA	756,653	3,766,799
	Vale SA, Sponsored ADR	485,147	5,904,233
	Vale SA	1,665,412	20,298,867
	Vibra Energia SA	930,087	4,202,103
	WEG SA	735,311	5,600,576

TOTAL BRAZIL			175,991,027

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (0.4%)
	Banco de Chile, ADR	126,043	$2,783,036
	Banco de Credito e Inversiones SA	57,235	1,669,327
	Banco Santander Chile, ADR	77,553	1,394,403
	Banco Santander Chile	814,687	36,914
	Cencosud SA	1,542,394	2,642,979
	Cencosud Shopping SA	386,028	598,312
	Cia Cervecerias Unidas SA	40,329	247,422
#	Cia Cervecerias Unidas SA, Sponsored ADR	7,841	94,876
	Cia Sud Americana de Vapores SA	15,964,457	1,245,495
	Colbun SA	3,476,724	446,482
	Embotelladora Andina SA, ADR, Class B	5,680	95,140
	Empresas CMPC SA	1,266,769	2,501,739
	Empresas Copec SA	235,801	1,682,696
	Enel Americas SA	6,119,171	573,642
	Enel Chile SA	19,740,466	1,172,029
*	Falabella SA	545,778	1,461,017
	Plaza SA	248,425	361,233
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	76,079	3,476,050

TOTAL CHILE			22,482,792

CHINA — (23.6%)
*	360 Security Technology, Inc., Class A	266,700	312,045
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	254,424
	Accelink Technologies Co. Ltd., Class A	45,400	232,740
	ADAMA Ltd., Class A	40,900	35,530
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	65,210
	AECC Aero-Engine Control Co. Ltd., Class A	83,957	226,194
	AECC Aviation Power Co. Ltd., Class A	79,700	388,411
	Agricultural Bank of China Ltd., Class H	14,534,000	6,480,869
	Aier Eye Hospital Group Co. Ltd., Class A	369,505	656,254
# *	Air China Ltd., Class H	1,182,000	592,604
	Aisino Corp., Class A	172,700	201,896
	Alibaba Group Holding Ltd., Sponsored ADR	526,727	39,425,516
	Alibaba Group Holding Ltd	3,987,600	37,336,141
# *	Alibaba Health Information Technology Ltd.	3,802,000	1,419,206
	Aluminum Corp. of China Ltd., Class H	6,868,000	4,554,948
	Amlogic Shanghai Co. Ltd., Class A	18,181	144,541
	An Hui Wenergy Co. Ltd., Class A	78,718	90,401
	Angel Yeast Co. Ltd., Class A	74,500	305,869
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	167,857
	Anhui Conch Cement Co. Ltd., Class H	1,090,000	2,528,869
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	437,849
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	101,500	218,446
	Anhui Kouzi Distillery Co. Ltd., Class A	68,600	394,452
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	371,553
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	223,765
	Anjoy Foods Group Co. Ltd., Class A	16,400	208,242
	Anker Innovations Technology Co. Ltd., Class A	18,600	220,965
	ANTA Sports Products Ltd.	667,400	7,555,630
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	94,374	231,219
	Asymchem Laboratories Tianjin Co. Ltd., Class A	25,670	292,071
	Autobio Diagnostics Co. Ltd., Class A	28,600	224,577
	Avary Holding Shenzhen Co. Ltd., Class A	181,876	603,345
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	134,214
	Avicopter PLC, Class A	37,004	212,395
*	Baidu, Inc., Sponsored ADR	2,292	236,993
*	Baidu, Inc., Class A	1,754,700	22,733,155
	Bank of Beijing Co. Ltd., Class A	697,408	536,847
	Bank of Changsha Co. Ltd., Class A	401,784	452,031

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Chengdu Co. Ltd., Class A	371,850	$758,607
	Bank of China Ltd., Class H	43,912,181	19,694,176
	Bank of Communications Co. Ltd., Class H	5,614,515	4,042,780
	Bank of Guiyang Co. Ltd., Class A	426,923	332,062
	Bank of Hangzhou Co. Ltd., Class A	242,404	431,589
	Bank of Jiangsu Co. Ltd., Class A	977,270	1,089,451
	Bank of Nanjing Co. Ltd., Class A	454,780	584,961
	Bank of Ningbo Co. Ltd., Class A	275,742	870,634
	Bank of Shanghai Co. Ltd., Class A	458,383	461,799
	Bank of Suzhou Co. Ltd., Class A	415,260	432,353
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	786,228
	Baowu Magnesium Technology Co. Ltd., Class A	60,200	152,986
*	BeiGene Ltd.	202,000	2,396,243
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	327,276
*	Beijing Compass Technology Development Co. Ltd., Class A	20,100	130,401
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	198,210
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	301,420
	Beijing Enlight Media Co. Ltd., Class A	153,706	198,086
	Beijing Kingsoft Office Software, Inc., Class A	7,538	319,274
	Beijing New Building Materials PLC, Class A	141,103	637,180
	Beijing Originwater Technology Co. Ltd., Class A	370,349	249,899
	Beijing Roborock Technology Co. Ltd., Class A	458	26,758
*	Beijing Shiji Information Technology Co. Ltd., Class A	103,028	101,725
*	Beijing Shougang Co. Ltd., Class A	441,600	194,050
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	169,478
	Beijing Tiantan Biological Products Corp. Ltd., Class A	58,116	230,133
	Beijing Tongrentang Co. Ltd., Class A	68,700	400,617
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	55,910
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	311,708
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	252,184
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,462,600	1,025,133
	Bethel Automotive Safety Systems Co. Ltd., Class A	29,600	234,465
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	139,229
	BGI Genomics Co. Ltd., Class A	34,100	193,355
	Biem.L.Fdlkk Garment Co. Ltd., Class A	28,900	118,850
	Bloomage Biotechnology Corp. Ltd., Class A	25,994	220,096
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	125,462
	Bluestar Adisseo Co., Class A	64,100	88,206
Ω	BOC Aviation Ltd.	4,700	37,383
	BOC International China Co. Ltd., Class A	204,400	288,855
	BOE Technology Group Co. Ltd., Class A	1,604,500	963,069
	Bosideng International Holdings Ltd.	278,000	160,925
*	BTG Hotels Group Co. Ltd., Class A	92,300	194,874
	BYD Co. Ltd., Class H	533,886	14,635,186
	BYD Electronic International Co. Ltd.	994,000	3,348,572
	By-health Co. Ltd., Class A	124,793	272,200
	Caitong Securities Co. Ltd., Class A	306,090	322,771
	Canmax Technologies Co. Ltd., Class A	133,570	388,488
	CECEP Solar Energy Co. Ltd., Class A	327,700	233,072
	CECEP Wind-Power Corp., Class A	909,060	393,580
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,642,674
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	534,795
	Changjiang Securities Co. Ltd., Class A	401,270	313,270
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	204,055
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	286,014
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	139,011
	Chengdu Xingrong Environment Co. Ltd., Class A	141,600	139,501
	Chengxin Lithium Group Co. Ltd., Class A	93,529	231,133
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	97,300	238,711

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	$205,744
	China Baoan Group Co. Ltd., Class A	218,734	316,781
	China Cinda Asset Management Co. Ltd., Class H	1,133,000	102,102
	China CITIC Bank Corp. Ltd., Class H	8,177,928	4,784,360
	China Coal Energy Co. Ltd., Class H	3,325,777	3,350,183
	China Construction Bank Corp., Class H	53,612,590	34,686,846
	China CSSC Holdings Ltd., Class A	82,717	415,616
# *	China Eastern Airlines Corp. Ltd., Class H	1,332,000	343,808
	China Energy Engineering Corp. Ltd., Class A	2,502,824	758,894
#	China Everbright Bank Co. Ltd., Class H	3,595,000	1,089,126
*	China Film Co. Ltd., Class A	54,000	88,476
	China Galaxy Securities Co. Ltd., Class H	3,972,500	2,151,771
	China Gas Holdings Ltd.	922,200	863,484
	China Great Wall Securities Co. Ltd., Class A	196,900	207,581
	China Greatwall Technology Group Co. Ltd., Class A	182,800	245,129
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	147,172
#	China Hongqiao Group Ltd.	2,952,000	4,073,403
Ω	China International Capital Corp. Ltd., Class H	1,420,000	1,712,302
	China International Marine Containers Group Co. Ltd., Class H	327,230	276,810
	China Jushi Co. Ltd., Class A	453,898	746,053
	China Life Insurance Co. Ltd., Class H	3,121,000	4,110,115
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	983,548
	China Meheco Co. Ltd., Class A	121,131	185,511
	China Mengniu Dairy Co. Ltd.	4,159,000	8,615,269
	China Merchants Bank Co. Ltd., Class H	2,884,554	12,492,590
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	934,518
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	93,100	142,256
	China Merchants Port Holdings Co. Ltd.	385,950	509,691
Ω	China Merchants Securities Co. Ltd., Class H	442,660	367,923
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	304,773	355,058
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,763,035
	China National Accord Medicines Corp. Ltd., Class A	44,000	213,079
	China National Building Material Co. Ltd., Class H	818,000	316,515
	China National Chemical Engineering Co. Ltd., Class A	411,600	390,853
	China National Medicines Corp. Ltd., Class A	48,400	231,930
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,304,676
	China National Software & Service Co. Ltd., Class A	15,200	63,268
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	354,769
	China Oilfield Services Ltd., Class H	2,922,000	3,124,511
	China Overseas Land & Investment Ltd.	3,164,000	5,818,193
	China Pacific Insurance Group Co. Ltd., Class H	2,695,800	5,906,704
	China Petroleum & Chemical Corp., Class H	17,202,800	10,268,379
	China Railway Group Ltd., Class H	3,976,000	1,961,992
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	178,930
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,639,000	635,204
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	71,029
	China Resources Beer Holdings Co. Ltd.	1,401,611	6,388,628
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	140,417
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	299,724
	China Resources Gas Group Ltd.	1,720,600	5,407,797
	China Resources Land Ltd.	3,576,166	12,859,304
	China Resources Microelectronics Ltd., Class A	52,048	261,331
Ω	China Resources Mixc Lifestyle Services Ltd.	612,000	2,154,094
	China Resources Power Holdings Co. Ltd.	1,598,517	3,975,280
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	367,051
	China Science Publishing & Media Ltd., Class A	20,500	65,844
	China Shenhua Energy Co. Ltd., Class H	2,474,000	10,268,257
	China South Publishing & Media Group Co. Ltd., Class A	141,000	235,189

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Southern Airlines Co. Ltd., Class H	2,400,000	$867,775
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	166,300	112,684
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,297,101
	China State Construction International Holdings Ltd.	140,000	147,714
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	557,114
Ω	China Tower Corp. Ltd., Class H	70,956,000	8,306,062
*	China TransInfo Technology Co. Ltd., Class A	20,800	28,037
	China Tungsten & Hightech Materials Co. Ltd., Class A	68,800	101,977
#	China Vanke Co. Ltd., Class H	2,321,920	1,361,774
	China World Trade Center Co. Ltd., Class A	34,000	109,119
	China Yangtze Power Co. Ltd., Class A	748,847	2,664,239
	China Zhenhua Group Science & Technology Co. Ltd., Class A	42,000	269,977
	China Zheshang Bank Co. Ltd., Class H	2,109,499	608,299
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	186,215
	Chongqing Brewery Co. Ltd., Class A	17,300	167,649
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	600,518
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	31,900	62,467
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,127,438
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,870	578,936
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	278,338
	CITIC Ltd.	4,739,000	4,484,999
	CITIC Securities Co. Ltd., Class H	1,347,300	2,145,056
	CMOC Group Ltd., Class H	2,772,966	2,601,622
	CNGR Advanced Material Co. Ltd., Class A	25,000	180,382
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	132,927
	CNOOC Energy Technology & Services Ltd., Class A	655,100	367,466
	COFCO Sugar Holding Co. Ltd., Class A	173,300	239,525
	Contemporary Amperex Technology Co. Ltd., Class A	189,836	5,309,451
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,976,000	2,317,380
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,706,299	6,089,166
	CRRC Corp. Ltd., Class H	2,592,000	1,430,765
Ω	CSC Financial Co. Ltd., Class H	646,500	493,364
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	30,720	145,324
	CSPC Pharmaceutical Group Ltd.	15,439,200	12,677,619
	CSSC Science & Technology Co. Ltd., Class A	96,100	210,625
	Daqin Railway Co. Ltd., Class A	664,060	634,303
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	87,312	261,898
	Datang International Power Generation Co. Ltd., Class H	950,000	186,961
	DBG Technology Co. Ltd., Class A	15,500	47,962
*	Deppon Logistics Co. Ltd., Class A	88,500	202,598
	DHC Software Co. Ltd., Class A	257,400	193,756
	Digital China Group Co. Ltd., Class A	55,900	235,939
	Do-Fluoride New Materials Co. Ltd., Class A	122,892	233,799
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	403,425
#	Dongfang Electric Corp. Ltd., Class H	305,200	414,015
	Dongxing Securities Co. Ltd., Class A	282,318	342,496
	East Money Information Co. Ltd., Class A	528,973	948,832
	Ecovacs Robotics Co. Ltd., Class A	37,500	255,646
	ENN Energy Holdings Ltd.	629,000	5,359,324
	ENN Natural Gas Co. Ltd., Class A	244,700	609,635
	Eoptolink Technology, Inc. Ltd., Class A	10,100	118,465
	Eve Energy Co. Ltd., Class A	70,305	358,548
# Ω	Everbright Securities Co. Ltd., Class H	412,600	289,323
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	261,501
*	FAW Jiefang Group Co. Ltd., Class A	165,700	205,142
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	195,103
	First Capital Securities Co. Ltd., Class A	320,000	252,788
#	Flat Glass Group Co. Ltd., Class H	476,000	1,146,576

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Focus Media Information Technology Co. Ltd., Class A	727,597	$651,259
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	186,467	1,007,044
	Fosun International Ltd.	856,222	505,163
	Founder Securities Co. Ltd., Class A	411,200	508,052
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	1,656,316
	Fujian Funeng Co. Ltd., Class A	255,070	350,825
	Fujian Sunner Development Co. Ltd., Class A	115,380	248,937
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	450,000	2,694,177
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	122,701
Ω	Ganfeng Lithium Group Co. Ltd., Class H	563,599	1,652,744
	Gansu Energy Chemical Co. Ltd., Class A	840,500	408,523
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,200	32,269
	GCL Energy Technology Co. Ltd., Class A	130,300	169,882
	GD Power Development Co. Ltd., Class A	524,300	370,497
	Geely Automobile Holdings Ltd.	8,094,000	9,741,602
	GEM Co. Ltd., Class A	275,176	263,770
	Gemdale Corp., Class A	289,000	158,144
	Geovis Technology Co. Ltd., Class A	2,925	21,726
	GF Securities Co. Ltd., Class H	1,027,600	1,023,738
	Giant Network Group Co. Ltd., Class A	145,500	235,198
	GigaDevice Semiconductor, Inc., Class A	22,974	247,810
	Ginlong Technologies Co. Ltd., Class A	48,225	355,076
	Glarun Technology Co. Ltd., Class A	69,600	137,100
	GoerTek, Inc., Class A	178,900	388,454
	Goneo Group Co. Ltd., Class A	17,216	283,534
	GoodWe Technologies Co. Ltd., Class A	10,840	138,617
*	Gotion High-tech Co. Ltd., Class A	83,100	214,488
	Great Wall Motor Co. Ltd., Class H	1,474,500	2,228,178
	Gree Electric Appliances, Inc. of Zhuhai, Class A	156,233	906,348
	GRG Banking Equipment Co. Ltd., Class A	142,000	232,696
	Guangdong Haid Group Co. Ltd., Class A	71,300	490,583
*	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	288,176
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,500	22,004
	Guangdong Investment Ltd.	1,250,000	652,956
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	218,527
	Guanghui Energy Co. Ltd., Class A	771,700	784,458
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,201,846
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	184,660
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	611,820
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	333,223
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	38,701	204,464
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	45,000	207,192
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	120,040	346,749
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	208,204
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	110,382
	Guosen Securities Co. Ltd., Class A	186,700	230,833
*	Guosheng Financial Holding, Inc., Class A	141,700	231,968
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	393,116
	Guoyuan Securities Co. Ltd., Class A	308,740	289,686
	H World Group Ltd., ADR	86,463	3,174,057
	H World Group Ltd.	750,000	2,790,503
Ω	Haidilao International Holding Ltd.	1,717,000	3,873,908
	Haier Smart Home Co. Ltd., Class A	258,200	1,074,135
	Haier Smart Home Co. Ltd., Class H	1,845,200	6,834,663
*	Hainan Airlines Holding Co. Ltd., Class A	1,030,100	194,311
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	109,839
	Haitong Securities Co. Ltd., Class H	2,468,400	1,178,961
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	359,979
	Hangcha Group Co. Ltd., Class A	73,700	304,304

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangjin Technology Co. Ltd., Class A	38,100	$146,208
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	218,150
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	107,575
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	237,185
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	306,576
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	260,990
	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	164,460
	Han’s Laser Technology Industry Group Co. Ltd., Class A	126,117	366,343
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	2,037,337
	Haohua Chemical Science & Technology Co. Ltd., Class A	20,600	88,188
	Harbin Boshi Automation Co. Ltd., Class A	57,200	120,900
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	211,714
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	68,157
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	207,731
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	315,400
	Henan Pinggao Electric Co. Ltd., Class A	31,900	65,281
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	725,190
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	630,724
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	141,921	281,357
*	Hengli Petrochemical Co. Ltd., Class A	262,200	559,785
	Hengtong Optic-electric Co. Ltd., Class A	143,100	278,573
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	304,647
	Hesteel Co. Ltd., Class A	1,383,853	417,521
	Hexing Electrical Co. Ltd., Class A	18,500	116,513
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	427,562
	HLA Group Corp. Ltd., Class A	370,900	465,768
	Hongfa Technology Co. Ltd., Class A	6,000	23,595
	Hongta Securities Co. Ltd., Class A	97,320	96,754
	Hoyuan Green Energy Co. Ltd., Class A	67,600	204,783
# * Ω	Hua Hong Semiconductor Ltd.	470,000	926,230
	Huaan Securities Co. Ltd., Class A	345,700	230,145
#	Huadian Power International Corp. Ltd., Class H	1,134,000	619,209
	Huadong Medicine Co. Ltd., Class A	87,800	398,819
	Huafon Chemical Co. Ltd., Class A	349,483	391,870
	Huagong Tech Co. Ltd., Class A	30,400	139,097
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	712,636
	Hualan Biological Engineering, Inc., Class A	78,500	210,730
*	Huaneng Power International, Inc., Class H	2,394,000	1,523,783
Ω	Huatai Securities Co. Ltd., Class H	1,164,400	1,377,042
	Huaxi Securities Co. Ltd., Class A	251,400	256,056
	Huaxia Bank Co. Ltd., Class A	644,456	596,433
	Huayu Automotive Systems Co. Ltd., Class A	236,300	536,503
	Hubei Dinglong Co. Ltd., Class A	44,900	146,423
	Hubei Energy Group Co. Ltd., Class A	227,983	181,195
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,400	16,307
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	577,599
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	117,900	349,106
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	333,321
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	393,706
	Hunan Gold Corp. Ltd., Class A	47,600	101,741
	Hunan Valin Steel Co. Ltd., Class A	694,400	499,624
	Hundsun Technologies, Inc., Class A	64,829	183,145
	IEIT Systems Co. Ltd., Class A	59,084	329,476
	Iflytek Co. Ltd., Class A	66,700	412,323
	IKD Co. Ltd., Class A	105,900	281,050
	Imeik Technology Development Co. Ltd., Class A	7,560	223,619
	Industrial & Commercial Bank of China Ltd., Class H	29,524,185	15,831,696
	Industrial Bank Co. Ltd., Class A	643,039	1,493,557
	Industrial Securities Co. Ltd., Class A	592,648	455,312

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Infore Environment Technology Group Co. Ltd., Class A	233,424	$164,949
	Ingenic Semiconductor Co. Ltd., Class A	18,000	156,782
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	305,174
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	870,382
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	345,225
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	761,503	441,914
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	203,800
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	287,000	1,130,974
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	388,349
* Ω	Innovent Biologics, Inc.	578,500	2,800,498
	JA Solar Technology Co. Ltd., Class A	399,604	783,633
	Jason Furniture Hangzhou Co. Ltd., Class A	84,880	390,713
	JCET Group Co. Ltd., Class A	171,200	603,545
* Ω	JD Health International, Inc.	974,900	3,325,212
* Ω	JD Logistics, Inc.	2,169,000	2,347,561
	JD.com, Inc., ADR	124,763	3,604,403
	JD.com, Inc., Class A	1,229,171	17,710,351
	Jiangling Motors Corp. Ltd., Class A	25,000	89,836
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	340,718
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	253,274
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,000,330
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	100,884
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	409,604
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,015,705
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	100,982
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,412	446,095
	Jiangsu Linyang Energy Co. Ltd., Class A	56,467	51,447
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	94,726
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	247,149
	Jiangsu Pacific Quartz Co. Ltd., Class A	20,368	219,828
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	44,800	63,364
	Jiangsu Yanghe Distillery Co. Ltd., Class A	73,790	965,894
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	398,128
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	162,402
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	450,054
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	428,935
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,690,389
	Jiayou International Logistics Co. Ltd., Class A	55,100	193,505
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	98,400	201,927
	Jinduicheng Molybdenum Co. Ltd., Class A	146,000	228,398
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	202,400	443,409
	JiuGui Liquor Co. Ltd., Class A	17,300	121,605
	Jizhong Energy Resources Co. Ltd., Class A	535,300	553,576
	JL Mag Rare-Earth Co. Ltd., Class A	63,460	130,080
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	325,766
	Jointown Pharmaceutical Group Co. Ltd., Class A	376,299	425,760
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	57,300	232,998
*	Juneyao Airlines Co. Ltd., Class A	302,740	513,251
	Keboda Technology Co. Ltd., Class A	6,200	61,775
	Kingfa Sci & Tech Co. Ltd., Class A	75,800	77,887
	Kingsoft Corp. Ltd.	90,400	293,708
* Ω	Kuaishou Technology	564,000	3,954,037
*	Kuang-Chi Technologies Co. Ltd., Class A	61,500	165,691
	Kunlun Energy Co. Ltd.	7,294,000	7,070,648
*	Kunlun Tech Co. Ltd., Class A	28,500	155,558
	Kweichow Moutai Co. Ltd., Class A	54,793	12,846,395
	Lao Feng Xiang Co. Ltd., Class A	41,600	442,621
	Laobaixing Pharmacy Chain JSC, Class A	76,000	350,610

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	LB Group Co. Ltd., Class A	164,500	$475,562
	Lenovo Group Ltd.	10,327,278	11,615,705
	Lens Technology Co. Ltd., Class A	200,200	393,518
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	246,196
	Levima Advanced Materials Corp., Class A	33,700	79,345
# *	Li Auto, Inc., ADR	112,566	2,958,234
*	Li Auto, Inc., Class A	135,900	1,780,548
	Li Ning Co. Ltd.	4,167,500	10,909,960
	Liaoning Cheng Da Co. Ltd., Class A	14,400	20,551
	Lingyi iTech Guangdong Co., Class A	512,118	366,214
Ω	Longfor Group Holdings Ltd.	3,699,000	5,478,753
	LONGi Green Energy Technology Co. Ltd., Class A	368,488	922,673
	Luxi Chemical Group Co. Ltd., Class A	220,500	351,921
	Luxshare Precision Industry Co. Ltd., Class A	294,224	1,179,333
	Luzhou Laojiao Co. Ltd., Class A	66,129	1,692,610
	Mango Excellent Media Co. Ltd., Class A	151,692	488,378
	Maxscend Microelectronics Co. Ltd., Class A	12,100	150,757
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	325,557	198,558
* Ω	Meituan, Class B	1,455,540	19,874,712
	Metallurgical Corp. of China Ltd., Class H	5,036,000	980,320
	Midea Group Co. Ltd., Class A	288,701	2,776,504
	Ming Yang Smart Energy Group Ltd., Class A	169,704	228,551
	MINISO Group Holding Ltd.	372,400	2,100,725
	Montage Technology Co. Ltd., Class A	27,314	189,691
	Muyuan Foods Co. Ltd., Class A	287,257	1,727,233
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	503,476
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	129,146	243,710
	Nanjing Securities Co. Ltd., Class A	124,700	140,803
	NARI Technology Co. Ltd., Class A	299,642	969,103
*	National Silicon Industry Group Co. Ltd., Class A	100,256	182,958
	NAURA Technology Group Co. Ltd., Class A	15,000	656,811
*	NavInfo Co. Ltd., Class A	134,350	137,771
	NetEase, Inc., ADR	176,951	16,539,610
	NetEase, Inc.	159,100	2,982,270
	New China Life Insurance Co. Ltd., Class H	1,023,200	1,962,250
*	New Hope Liuhe Co. Ltd., Class A	215,266	264,648
	Newland Digital Technology Co. Ltd., Class A	58,300	136,234
	Ninestar Corp., Class A	67,351	234,314
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	3,600	13,914
	Ningbo Joyson Electronic Corp., Class A	154,700	373,894
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	189,314
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	502,198
	Ningbo Shanshan Co. Ltd., Class A	149,700	244,048
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	375,574
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	111,929
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	732,139
# *	NIO, Inc., ADR	189,636	895,082
*	NIO, Inc., Class A	739,040	3,491,618
Ω	Nongfu Spring Co. Ltd., Class H	782,000	4,594,186
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	160,911
	Northeast Securities Co. Ltd., Class A	120,200	113,956
*	Offcn Education Technology Co. Ltd., Class A	280,212	102,297
	Offshore Oil Engineering Co. Ltd., Class A	334,000	292,685
*	OFILM Group Co. Ltd., Class A	114,200	138,754
	Oppein Home Group, Inc., Class A	44,095	378,629
	Orient Overseas International Ltd	287,000	4,185,902
Ω	Orient Securities Co. Ltd., Class H	898,800	372,056
	Oriental Pearl Group Co. Ltd., Class A	141,200	134,195
	Ovctek China, Inc., Class A	43,852	113,658

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Pacific Securities Co. Ltd., Class A	266,700	$128,584
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	92,213
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	201,087
*	PDD Holdings, Inc., ADR	305,910	38,293,814
	People.cn Co. Ltd., Class A	36,600	124,721
	People’s Insurance Co. Group of China Ltd. , Class H	7,081,000	2,324,161
	Perfect World Co. Ltd., Class A	158,585	218,334
	PetroChina Co. Ltd., Class H	17,336,000	16,152,663
Ω	Pharmaron Beijing Co. Ltd., Class H	37,625	46,121
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,946,642
	Ping An Bank Co. Ltd., Class A	722,500	1,073,820
	Ping An Insurance Group Co. of China Ltd., Class H	4,750,000	21,527,378
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	322,900	588,245
*	Polaris Bay Group Co. Ltd., Class A	37,600	38,659
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	550,493
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,551,000	2,358,113
	Power Construction Corp. of China Ltd., Class A	648,811	453,962
	Qianhe Condiment & Food Co. Ltd., Class A	51,600	109,908
Ω	Qingdao Port International Co. Ltd., Class H	69,000	45,174
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	270,724
	Qingdao Sentury Tire Co. Ltd., Class A	81,600	294,984
	Qingdao TGOOD Electric Co. Ltd., Class A	70,300	187,460
*	Qinghai Salt Lake Industry Co. Ltd., Class A	220,900	504,606
	Raytron Technology Co. Ltd., Class A	8,799	40,056
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	94,036
	Risen Energy Co. Ltd., Class A	84,004	150,051
	Rockchip Electronics Co. Ltd., Class A	13,900	109,934
	Rongsheng Petrochemical Co. Ltd., Class A	430,194	664,429
	SAIC Motor Corp. Ltd., Class A	236,045	483,307
	Sailun Group Co. Ltd., Class A	260,200	594,663
	Sanan Optoelectronics Co. Ltd., Class A	297,300	512,275
*	Sangfor Technologies, Inc., Class A	24,600	185,307
	Sany Heavy Industry Co. Ltd., Class A	286,434	643,605
*	Satellite Chemical Co. Ltd., Class A	345,661	918,038
	SDIC Capital Co. Ltd., Class A	218,504	192,529
	SDIC Power Holdings Co. Ltd., Class A	251,000	555,403
	Sealand Securities Co. Ltd., Class A	469,890	217,387
*	Seazen Holdings Co. Ltd., Class A	173,200	234,613
*	Seres Group Co. Ltd., Class A	57,600	717,901
	SF Holding Co. Ltd., Class A	232,461	1,159,501
	SG Micro Corp., Class A	10,615	112,108
	Shaanxi Coal Industry Co. Ltd., Class A	487,800	1,651,988
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	712,188
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	206,550
Ω	Shandong Gold Mining Co. Ltd., Class H	562,000	1,214,372
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	485,039
	Shandong Hi-speed Co. Ltd., Class A	59,700	72,045
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	573,190
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	401,172
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	448,389
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	208,863
	Shandong Publishing & Media Co. Ltd., Class A	123,900	174,510
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	569,886
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	18,500	147,763
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,000	12,207
	Shanghai Aiko Solar Energy Co. Ltd., Class A	250,400	412,714
	Shanghai Bailian Group Co. Ltd., Class A	16,300	19,901
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	72,236	202,799
	Shanghai Baosight Software Co. Ltd., Class A	74,599	421,429

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	770,676	$254,709
*	Shanghai Electric Group Co. Ltd., Class H	2,750,000	559,391
	Shanghai Electric Power Co. Ltd., Class A	140,500	177,845
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	440,000	690,739
*	Shanghai International Airport Co. Ltd., Class A	31,700	164,427
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	207,636
	Shanghai Lingang Holdings Corp. Ltd., Class A	164,560	239,625
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	128,989
	Shanghai M&G Stationery, Inc., Class A	45,969	223,916
	Shanghai Moons’ Electric Co. Ltd., Class A	16,000	123,342
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	910,500	1,293,875
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	935,473
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	185,656	472,222
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	396,163
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	274,504
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	165,666
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	328,302
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	307,459	251,256
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	283,414
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	913,036
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	117,800	146,755
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	332,530	969,547
*	Shanxi Meijin Energy Co. Ltd., Class A	464,717	388,494
	Shanxi Securities Co. Ltd., Class A	263,080	190,260
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	286,630
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,999,078
	Shede Spirits Co. Ltd., Class A	32,000	320,942
	Shenghe Resources Holding Co. Ltd., Class A	162,900	220,233
	Shengyi Technology Co. Ltd., Class A	101,800	271,447
	Shennan Circuits Co. Ltd., Class A	28,682	367,881
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	264,863
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	161,466
	Shenzhen Energy Group Co. Ltd., Class A	235,019	234,335
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	80,191
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	119,200	194,218
	Shenzhen Gas Corp. Ltd., Class A	177,500	183,098
*	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	136,713
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	332,121
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	191,652
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	114,817
	Shenzhen Kedali Industry Co. Ltd., Class A	23,066	303,048
	Shenzhen Kinwong Electronic Co. Ltd., Class A	99,864	321,558
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,085,645
	Shenzhen MTC Co. Ltd., Class A	411,800	307,894
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	212,470
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	629,180	228,620
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	155,947
	Shenzhen SC New Energy Technology Corp., Class A	28,059	265,304
	Shenzhen SED Industry Co. Ltd., Class A	40,300	97,384
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	212,705
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	176,268
	Shenzhen Transsion Holdings Co. Ltd., Class A	26,512	525,039
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	378,431
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	234,736
	Shenzhou International Group Holdings Ltd.	498,700	4,901,825
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	165,656	429,804
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	97,196
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	345,768
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,055,600	305,600

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	$605,445
*	Sichuan New Energy Power Co. Ltd., Class A	85,800	137,071
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	370,641
	Sichuan Swellfun Co. Ltd., Class A	36,200	224,471
	Sieyuan Electric Co. Ltd., Class A	49,100	440,542
	Sino Biopharmaceutical Ltd.	16,345,500	5,585,233
	Sinolink Securities Co. Ltd., Class A	150,200	180,805
	Sinoma International Engineering Co., Class A	254,900	445,822
	Sinoma Science & Technology Co. Ltd., Class A	163,994	350,723
	Sinomine Resource Group Co. Ltd., Class A	67,100	328,154
	Sinopharm Group Co. Ltd., Class H	2,499,600	6,312,393
	Sinosoft Co. Ltd., Class A	37,280	147,755
	Sinotruk Hong Kong Ltd.	534,500	1,330,215
	Sinotruk Jinan Truck Co. Ltd., Class A	93,200	209,571
*	Skshu Paint Co. Ltd., Class A	16,707	78,195
	Songcheng Performance Development Co. Ltd., Class A	85,200	127,445
	Sonoscape Medical Corp., Class A	15,300	87,128
	SooChow Securities Co. Ltd., Class A	334,850	315,274
	Southwest Securities Co. Ltd., Class A	607,436	331,786
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	91,154
*	Spring Airlines Co. Ltd., Class A	49,900	390,307
	StarPower Semiconductor Ltd., Class A	9,900	189,427
	State Grid Information & Communication Co. Ltd., Class A	75,800	178,609
*	STO Express Co. Ltd., Class A	94,000	118,506
	Sunflower Pharmaceutical Group Co. Ltd., Class A	38,800	142,051
	Sungrow Power Supply Co. Ltd., Class A	51,800	735,616
	Sunny Optical Technology Group Co. Ltd.	304,700	1,474,052
	Sunresin New Materials Co. Ltd., Class A	21,875	140,697
	Sunwoda Electronic Co. Ltd., Class A	143,400	300,205
	SUPCON Technology Co. Ltd., Class A	10,992	72,048
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	240,800	509,031
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	117,784
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	350,539
	Taiji Computer Corp. Ltd., Class A	11,100	35,862
*	Talkweb Information System Co. Ltd., Class A	11,500	22,133
	TangShan Port Group Co. Ltd., Class A	531,500	324,128
	Tasly Pharmaceutical Group Co. Ltd., Class A	125,900	268,290
	TBEA Co. Ltd., Class A	303,320	590,607
*	TCL Technology Group Corp., Class A	645,098	424,075
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	429,400	616,261
	Tencent Holdings Ltd.	3,804,300	166,944,791
*	Tencent Music Entertainment Group, ADR	349,405	4,385,033
	Thunder Software Technology Co. Ltd., Class A	22,600	151,440
	Tian Di Science & Technology Co. Ltd., Class A	466,820	477,276
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	171,636
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	222,480
*	Tianma Microelectronics Co. Ltd., Class A	161,455	180,314
#	Tianqi Lithium Corp., Class H	192,200	740,128
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	441,785
	Tianshan Material Co. Ltd., Class A	90,800	80,666
	Tianshui Huatian Technology Co. Ltd., Class A	299,300	336,771
	Tingyi Cayman Islands Holding Corp	2,366,000	2,611,347
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	203,298
*	Tongcheng Travel Holdings Ltd.	532,400	1,401,212
	TongFu Microelectronics Co. Ltd., Class A	167,000	475,588
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	160,700	223,167
*	Tongkun Group Co. Ltd., Class A	157,809	299,378
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	560,281
	Tongwei Co. Ltd., Class A	250,600	748,936

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Topchoice Medical Corp., Class A	26,500	$221,889
	Trina Solar Co. Ltd., Class A	231,428	677,181
*	Trip.com Group Ltd., ADR	308,669	14,896,366
*	Trip.com Group Ltd.	99,700	4,856,123
	Tsingtao Brewery Co. Ltd., Class H	680,000	4,900,353
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	42,699	342,036
*	Unisplendour Corp. Ltd., Class A	174,660	499,873
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	224,660
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	244,961
	Vipshop Holdings Ltd., ADR	614,248	9,238,290
	Walvax Biotechnology Co. Ltd., Class A	102,300	207,189
	Wangsu Science & Technology Co. Ltd., Class A	165,500	215,072
	Wanhua Chemical Group Co. Ltd., Class A	185,000	2,266,369
	Want Want China Holdings Ltd.	5,884,000	3,355,949
	Wanxiang Qianchao Co. Ltd., Class A	217,200	152,368
	Weichai Power Co. Ltd., Class H	2,380,800	4,864,837
	Weifu High-Technology Group Co. Ltd., Class A	38,800	99,223
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	256,098
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	911,710
	Western Mining Co. Ltd., Class A	148,200	408,637
	Western Securities Co. Ltd., Class A	238,600	243,082
	Western Superconducting Technologies Co. Ltd., Class A	29,292	159,915
	Wharf Holdings Ltd.	1,058,000	3,403,963
	Will Semiconductor Co. Ltd. Shanghai, Class A	25,921	362,194
*	Wingtech Technology Co. Ltd., Class A	85,948	371,546
	Winner Medical Co. Ltd., Class A	52,697	227,501
	Wolong Electric Group Co. Ltd., Class A	143,200	273,720
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	400,085
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	134,064
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	83,945
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,598,445
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	723,997
Ω	WuXi AppTec Co. Ltd., Class H	354,660	1,596,355
	Wuxi Autowell Technology Co. Ltd., Class A	14,529	180,451
* Ω	Wuxi Biologics Cayman, Inc.	4,347,500	7,531,329
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	251,600	771,241
	XCMG Construction Machinery Co. Ltd., Class A	472,203	456,963
	Xiamen C & D, Inc., Class A	197,100	270,184
	Xiamen Faratronic Co. Ltd., Class A	19,100	259,308
	Xiamen ITG Group Corp. Ltd., Class A	211,930	215,690
	Xiamen Tungsten Co. Ltd., Class A	157,480	415,242
	Xiamen Xiangyu Co. Ltd., Class A	166,300	155,044
	Xiangcai Co. Ltd., Class A	182,900	176,438
* Ω	Xiaomi Corp., Class B	7,785,800	16,972,469
*	Xinfengming Group Co. Ltd., Class A	153,500	302,340
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	143,800	74,672
	Xinyi Solar Holdings Ltd.	7,341,103	5,051,163
*	XPeng, Inc., Class A	941,900	3,818,612
	Xuji Electric Co. Ltd., Class A	90,600	330,356
Ω	Yadea Group Holdings Ltd.	738,000	1,419,669
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	272,701
#	Yankuang Energy Group Co. Ltd., Class H	1,821,000	3,950,425
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	426,126
	Yealink Network Technology Corp. Ltd., Class A	63,476	308,800
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	168,822
	Yifeng Pharmacy Chain Co. Ltd., Class A	59,067	357,267
	Yintai Gold Co. Ltd., Class A	195,817	496,743
	YongXing Special Materials Technology Co. Ltd., Class A	64,970	424,235
	Yonyou Network Technology Co. Ltd., Class A	97,300	155,658

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
CHINA — (Continued)
Youngor Fashion Co. Ltd., Class A	340,604	$367,063
YTO Express Group Co. Ltd., Class A	347,700	760,599
* Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	133,124
Yum China Holdings, Inc.	311,232	11,428,881
Yunda Holding Co. Ltd., Class A	358,790	387,618
Yunnan Aluminium Co. Ltd., Class A	373,200	736,398
Yunnan Baiyao Group Co. Ltd., Class A	54,740	431,878
Yunnan Copper Co. Ltd., Class A	308,200	594,200
Yunnan Energy New Material Co. Ltd., Class A	72,162	413,667
Yunnan Tin Co. Ltd., Class A	202,000	458,039
Zangge Mining Co. Ltd., Class A	103,900	411,704
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	24,350	797,056
Zhefu Holding Group Co. Ltd., Class A	522,023	240,303
* Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	295,411
Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	217,700
Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	392,496
Zhejiang Chint Electrics Co. Ltd., Class A	144,821	411,937
Zhejiang Crystal-Optech Co. Ltd., Class A	32,800	65,060
Zhejiang Dahua Technology Co. Ltd., Class A	129,613	320,022
Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	256,315
Zhejiang Hailiang Co. Ltd., Class A	143,800	182,976
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	463,745
Zhejiang Huayou Cobalt Co. Ltd., Class A	99,511	389,211
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	94,500	440,977
Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	277,135
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	158,621
Zhejiang Juhua Co. Ltd., Class A	174,900	570,548
Zhejiang Longsheng Group Co. Ltd., Class A	102,400	129,129
Zhejiang NHU Co. Ltd., Class A	300,188	794,211
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	21,094	63,676
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	7,100	41,590
Zhejiang Semir Garment Co. Ltd., Class A	269,800	242,077
Zhejiang Supor Co. Ltd., Class A	38,403	311,555
Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	569,521
Zhejiang Weixing New Building Materials Co. Ltd., Class A	104,234	252,336
Zheshang Securities Co. Ltd., Class A	270,063	419,599
Zhongji Innolight Co. Ltd., Class A	20,527	517,397
Zhongjin Gold Corp. Ltd., Class A	428,700	771,762
Zhongsheng Group Holdings Ltd.	626,000	1,141,689
Zhongtai Securities Co. Ltd., Class A	207,400	190,159
Zhuhai Huafa Properties Co. Ltd., Class A	205,500	177,211
Zhuzhou CRRC Times Electric Co. Ltd., Class H	499,800	1,791,290
Zhuzhou Kibing Group Co. Ltd., Class A	272,501	293,251
Zijin Mining Group Co. Ltd., Class H	3,193,000	6,965,438
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,652,000	1,254,205
ZTE Corp., Class H	728,885	1,571,002
ZTO Express Cayman, Inc., ADR	260,448	5,466,804
ZTO Express Cayman, Inc.	223,200	4,738,488

TOTAL CHINA		1,199,073,710

COLOMBIA — (0.1%)
BAC Holding International Corp.	1,290,635	82,248
Bancolombia SA, Sponsored ADR	36,376	1,190,223
Bancolombia SA	89,349	769,818
Ecopetrol SA	622,193	361,611
Grupo Argos SA	145,493	597,845
Grupo Energia Bogota SA ESP	401,042	248,926

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	216,773	$1,000,151

TOTAL COLOMBIA			4,250,822

CZECH REPUBLIC — (0.2%)
	CEZ AS	98,530	3,638,979
	Komercni Banka AS	71,546	2,636,099
Ω	Moneta Money Bank AS	450,001	1,814,223
	Philip Morris CR AS	124	84,207

TOTAL CZECH REPUBLIC			8,173,508

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	1,665,814	2,469,822

GREECE — (0.5%)
*	Alpha Services & Holdings SA	2,070,793	3,496,777
*	Eurobank Ergasias Services & Holdings SA, Class A	1,337,738	2,861,752
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	119,969	1,822,527
	Helleniq Energy Holdings SA	129,521	1,161,100
	Jumbo SA	105,561	3,285,333
	Motor Oil Hellas Corinth Refineries SA	100,296	2,909,989
	Mytilineos SA	64,485	2,616,164
*	National Bank of Greece SA	362,958	2,920,984
	OPAP SA	113,020	1,880,268
*	Piraeus Financial Holdings SA	506,375	2,028,514
*	Public Power Corp. SA	82,491	984,648
	Terna Energy SA	24,874	483,560
	Titan Cement International SA	8,392	265,634

TOTAL GREECE			26,717,250

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	585,093	4,795,239
	OTP Bank Nyrt	118,025	5,849,984
	Richter Gedeon Nyrt	89,351	2,275,016

TOTAL HUNGARY			12,920,239

INDIA — (18.9%)
	3M India Ltd.	378	137,368
	Aarti Industries Ltd.	26,993	239,428
	Aarti Pharmalabs Ltd.	35,312	216,124
	ABB India Ltd.	22,884	1,789,858
	ACC Ltd.	70,792	2,140,605
*	Adani Energy Solutions Ltd.	70,670	902,642
	Adani Enterprises Ltd.	47,602	1,738,134
*	Adani Green Energy Ltd.	77,656	1,668,118
	Adani Ports & Special Economic Zone Ltd.	349,927	5,535,194
*	Adani Power Ltd.	716,345	5,261,752
	Adani Total Gas Ltd.	95,182	1,061,678
*	Aditya Birla Capital Ltd.	775,396	2,158,305
	AIA Engineering Ltd.	14,768	669,624
	Alkem Laboratories Ltd.	26,020	1,504,083
	Ambuja Cements Ltd.	409,686	3,032,547
	APL Apollo Tubes Ltd.	133,788	2,504,119
	Apollo Hospitals Enterprise Ltd.	84,008	5,985,719

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ashok Leyland Ltd.	2,474,840	$5,691,962
	Asian Paints Ltd.	219,127	7,535,153
	Astral Ltd.	135,420	3,430,451
Ω	AU Small Finance Bank Ltd.	131,145	991,918
	Aurobindo Pharma Ltd.	292,903	4,030,116
* Ω	Avenue Supermarts Ltd.	53,575	2,957,039
	Axis Bank Ltd.	1,498,371	20,852,507
	Bajaj Auto Ltd.	56,047	5,991,552
	Bajaj Finance Ltd.	139,763	11,559,314
	Bajaj Finserv Ltd.	296,417	5,722,461
	Bajaj Holdings & Investment Ltd.	35,769	3,497,655
	Balkrishna Industries Ltd.	98,036	2,845,151
Ω	Bandhan Bank Ltd.	19,583	43,993
	Bank of Baroda	970,898	3,251,709
	Bank of India	554,306	1,025,700
	Berger Paints India Ltd.	254,104	1,555,012
	Bharat Electronics Ltd.	1,969,525	5,515,770
	Bharat Forge Ltd.	276,038	4,196,116
	Bharat Heavy Electricals Ltd.	825,964	2,772,891
	Bharat Petroleum Corp. Ltd.	393,865	2,879,204
	Bharti Airtel Ltd.	1,430,688	22,683,576
	Bosch Ltd.	4,746	1,662,635
	Britannia Industries Ltd.	54,714	3,129,841
	Canara Bank	404,587	3,002,775
	CG Power & Industrial Solutions Ltd.	580,808	3,846,129
	Cholamandalam Investment & Finance Co. Ltd.	520,218	7,454,924
	Cipla Ltd.	486,062	8,140,012
	Coal India Ltd.	649,232	3,526,729
	Coforge Ltd.	8,972	545,893
	Colgate-Palmolive India Ltd.	125,830	4,249,695
	Container Corp. of India Ltd.	293,158	3,594,694
	Coromandel International Ltd.	60,562	877,214
	Cummins India Ltd.	81,546	3,187,535
	Dabur India Ltd.	380,339	2,310,829
	Dalmia Bharat Ltd.	54,450	1,197,880
	Deepak Nitrite Ltd.	52,355	1,525,945
	Divi’s Laboratories Ltd.	74,883	3,584,313
	Dixon Technologies India Ltd.	27,187	2,710,467
	DLF Ltd.	478,113	5,097,536
	Dr Reddy’s Laboratories Ltd., ADR	108,524	7,973,258
	Dr Reddy’s Laboratories Ltd.	47,869	3,549,983
	Eicher Motors Ltd.	121,132	6,695,012
	Escorts Kubota Ltd.	9,138	368,508
	Federal Bank Ltd.	1,466,422	2,852,679
*	FSN E-Commerce Ventures Ltd.	186,903	394,573
	GAIL India Ltd.	2,001,507	5,000,001
	GAIL India Ltd., GDR	61,117	911,850
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	601,916
*	GMR Airports Infrastructure Ltd.	1,469,197	1,496,937
	Godrej Consumer Products Ltd.	200,135	2,943,497
*	Godrej Properties Ltd.	93,187	2,943,527
	Grasim Industries Ltd.	235,894	6,796,898
	Gujarat Fluorochemicals Ltd.	15,556	669,758
	Gujarat Gas Ltd.	39,922	261,058
	Havells India Ltd.	192,730	3,840,774
	HCL Technologies Ltd.	619,735	10,117,253
Ω	HDFC Asset Management Co. Ltd.	82,181	3,821,700
	HDFC Bank Ltd.	1,427,372	25,842,611
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,285,715

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hero MotoCorp Ltd.	188,890	$10,269,390
	Hindalco Industries Ltd.	1,268,841	9,752,307
	Hindustan Aeronautics Ltd.	147,012	6,940,638
	Hindustan Petroleum Corp. Ltd.	547,972	3,249,757
	Hindustan Unilever Ltd.	423,562	11,329,117
	ICICI Bank Ltd., Sponsored ADR	649,989	17,894,183
	ICICI Bank Ltd.	1,737,136	23,932,786
Ω	ICICI Lombard General Insurance Co. Ltd.	171,932	3,504,593
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,240,591
*	IDFC First Bank Ltd.	3,319,317	3,255,729
	Indian Bank	184,862	1,210,579
	Indian Hotels Co. Ltd.	594,742	4,103,643
	Indian Oil Corp. Ltd.	1,227,595	2,480,452
	Indian Railway Catering & Tourism Corp. Ltd.	286,932	3,568,239
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	2,481,637
	Indraprastha Gas Ltd.	64,762	365,120
*	Indus Towers Ltd.	1,239,002	5,247,484
	IndusInd Bank Ltd.	321,664	5,806,128
	Info Edge India Ltd.	60,629	4,378,577
#	Infosys Ltd., Sponsored ADR	292,764	4,892,086
	Infosys Ltd.	1,736,871	29,351,000
* Ω	InterGlobe Aviation Ltd.	44,987	2,147,393
	ITC Ltd.	1,903,270	9,917,266
	Jindal Stainless Ltd.	482,774	4,083,615
	Jindal Steel & Power Ltd.	557,142	6,183,309
*	Jio Financial Services Ltd.	2,175,090	9,762,275
	JSW Energy Ltd.	441,055	3,328,858
	JSW Steel Ltd.	780,793	8,242,244
	Jubilant Foodworks Ltd.	297,986	1,649,084
	Kansai Nerolac Paints Ltd.	103,584	346,063
	Kotak Mahindra Bank Ltd.	426,699	8,291,521
	KPIT Technologies Ltd.	132,118	2,345,271
	L&T Finance Ltd.	340,408	679,245
Ω	L&T Technology Services Ltd.	25,917	1,433,415
	Larsen & Toubro Ltd.	363,308	15,606,914
	Linde India Ltd.	6,992	688,937
Ω	LTIMindtree Ltd.	55,994	3,144,673
	Lupin Ltd.	241,827	4,767,654
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,449,725
	Mahindra & Mahindra Ltd.	902,395	23,314,593
	Marico Ltd.	528,814	3,281,688
	Maruti Suzuki India Ltd.	61,042	9,352,228
	Max Healthcare Institute Ltd.	480,691	4,818,078
	Mazagon Dock Shipbuilders Ltd.	807	22,731
	Motherson Sumi Wiring India Ltd.	800,818	663,080
	Mphasis Ltd.	110,972	3,074,385
	MRF Ltd.	2,387	3,810,412
	Muthoot Finance Ltd.	242,710	4,980,266
	Nestle India Ltd.	199,123	5,983,370
	NHPC Ltd.	1,645,922	1,889,794
	NMDC Ltd.	1,563,565	4,746,774
* ††	NMDC Steel Ltd.	1,251,805	965,892
	NTPC Ltd.	1,709,134	7,423,693
	Oberoi Realty Ltd.	101,713	1,796,991
	Oil & Natural Gas Corp. Ltd.	1,158,104	3,906,022
	Oil India Ltd.	141,319	1,049,349
	One 97 Communications Ltd.	57,517	256,255
	Oracle Financial Services Software Ltd.	30,892	2,795,216
	Page Industries Ltd.	5,755	2,396,745

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Patanjali Foods Ltd.	41,341	$740,820
*	PB Fintech Ltd.	70,702	1,067,775
	Persistent Systems Ltd.	107,156	4,309,839
	Petronet LNG Ltd.	1,342,316	4,976,795
	Phoenix Mills Ltd.	66,604	2,526,609
	PI Industries Ltd.	68,216	2,969,881
	Pidilite Industries Ltd.	81,125	2,958,976
*	Piramal Pharma Ltd.	327,187	561,578
	Polycab India Ltd.	38,883	2,644,840
	Poonawalla Fincorp Ltd.	66,198	386,382
	Power Finance Corp. Ltd.	1,960,029	10,283,838
	Power Grid Corp. of India Ltd.	1,905,294	6,871,972
	Prestige Estates Projects Ltd.	109,654	1,806,855
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,958,655
	Punjab National Bank	1,858,882	3,122,797
	Rail Vikas Nigam Ltd.	196,294	670,266
	REC Ltd.	1,954,705	11,884,197
	Reliance Industries Ltd.	1,388,901	48,723,112
	Samvardhana Motherson International Ltd.	3,680,412	5,761,727
	SBI Cards & Payment Services Ltd.	219,896	1,908,932
Ω	SBI Life Insurance Co. Ltd.	184,563	3,169,657
	Schaeffler India Ltd.	27,285	1,197,065
	Shree Cement Ltd.	5,977	1,748,459
	Shriram Finance Ltd.	353,336	10,752,007
	Siemens Ltd.	25,712	1,791,923
	SJVN Ltd.	304,238	487,666
	Solar Industries India Ltd.	25,227	2,705,432
	SRF Ltd.	163,573	5,131,435
	State Bank of India	981,059	9,629,280
	State Bank of India, GDR	1,816	178,150
	Steel Authority of India Ltd.	1,241,732	2,427,913
	Sun Pharmaceutical Industries Ltd.	406,459	7,285,094
	Sundaram Finance Holdings Ltd.	8,919	25,992
	Sundaram Finance Ltd.	30,855	1,748,388
	Supreme Industries Ltd.	44,232	2,668,264
*	Suzlon Energy Ltd.	5,849,480	2,874,243
Ω	Syngene International Ltd.	15,506	127,930
	Tata Communications Ltd.	108,655	2,245,138
	Tata Consultancy Services Ltd.	522,408	23,863,342
	Tata Consumer Products Ltd.	300,633	3,978,182
	Tata Elxsi Ltd.	32,921	2,778,580
	Tata Motors Ltd.	1,134,022	13,676,591
	Tata Power Co. Ltd.	635,365	3,407,950
	Tata Steel Ltd.	6,638,101	13,065,080
	Tech Mahindra Ltd.	505,798	7,613,162
	Thermax Ltd.	6,125	342,510
	Titan Co. Ltd.	188,444	8,098,580
	Torrent Pharmaceuticals Ltd.	134,641	4,257,162
	Torrent Power Ltd.	43,981	792,310
	Trent Ltd.	113,086	5,992,376
	Tube Investments of India Ltd.	95,434	4,289,499
	TVS Motor Co. Ltd.	218,368	5,388,360
	UltraTech Cement Ltd.	91,691	10,934,534
	Union Bank of India Ltd.	1,550,551	2,850,702
	United Breweries Ltd.	45,973	1,115,120
	United Spirits Ltd.	236,027	3,311,891
	UNO Minda Ltd.	106,245	937,860
	UPL Ltd.	494,455	2,996,418
	Varun Beverages Ltd.	292,697	5,183,175

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vedanta Ltd.	1,388,095	$6,649,050
*	Vodafone Idea Ltd.	5,277,191	829,503
	Voltas Ltd.	106,939	1,886,063
	Wipro Ltd.	1,126,310	6,202,726
*	Yes Bank Ltd.	12,333,342	3,857,443
*	Zomato Ltd.	3,519,490	8,139,547
	Zydus Lifesciences Ltd.	252,848	2,895,397

TOTAL INDIA			958,099,157

INDONESIA — (1.7%)
	Adaro Energy Indonesia Tbk. PT	29,491,600	4,901,435
*	Adaro Minerals Indonesia Tbk. PT	4,684,700	387,049
	Aneka Tambang Tbk. PT	1,870,900	188,063
	Astra International Tbk. PT	20,344,010	6,419,661
	Bank Central Asia Tbk. PT	28,212,600	16,963,792
*	Bank Jago Tbk. PT	1,256,300	165,260
	Bank Mandiri Persero Tbk. PT	23,832,668	10,073,515
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,798,246
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	9,513,601
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,754,600
	Barito Pacific Tbk. PT	12,994,656	812,069
	Bukit Asam Tbk. PT	4,538,200	844,686
*	Capital Financial Indonesia Tbk. PT	5,426,400	171,947
	Chandra Asri Pacific Tbk. PT	3,205,000	1,491,622
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,688,748
	Dayamitra Telekomunikasi PT	5,457,300	191,089
	Elang Mahkota Teknologi Tbk. PT	1,742,600	41,228
*	GoTo Gojek Tokopedia Tbk. PT	59,958,700	230,618
	Gudang Garam Tbk. PT	366,600	410,373
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	1,966,966
	Indo Tambangraya Megah Tbk. PT	465,500	721,570
	Indocement Tunggal Prakarsa Tbk. PT	1,207,600	574,396
	Indofood CBP Sukses Makmur Tbk. PT	1,394,100	931,842
	Indofood Sukses Makmur Tbk. PT	5,697,800	2,187,978
	Indosat Tbk. PT	1,222,200	825,952
	Jasa Marga Persero Tbk. PT	207,200	68,720
	Kalbe Farma Tbk. PT	12,674,500	1,134,239
	Mayora Indah Tbk. PT	4,608,025	679,462
*	MD Pictures Tbk. PT	257,400	78,032
	Medco Energi Internasional Tbk. PT	6,525,700	535,394
*	Merdeka Copper Gold Tbk. PT	5,723,395	921,788
	Mitra Keluarga Karyasehat Tbk. PT	4,487,900	800,360
*	MNC Digital Entertainment Tbk. PT	387,300	69,068
*	Pantai Indah Kapuk Dua Tbk. PT	317,300	96,152
	Perusahaan Gas Negara Tbk. PT	491,200	44,357
	Sarana Menara Nusantara Tbk. PT	25,595,300	1,264,593
	Semen Indonesia Persero Tbk. PT	4,161,129	1,193,603
	Sinar Mas Agro Resources & Technology Tbk. PT	841,600	196,461
	Sumber Alfaria Trijaya Tbk. PT	10,728,700	1,929,544
	Telkom Indonesia Persero Tbk. PT	21,950,400	4,255,269
	Tower Bersama Infrastructure Tbk. PT	2,570,100	311,988
	Transcoal Pacific Tbk. PT	973,200	508,381
	Unilever Indonesia Tbk. PT	4,594,500	739,934
	United Tractors Tbk. PT	2,946,096	4,490,129
	Vale Indonesia Tbk. PT	2,498,500	652,303
	XL Axiata Tbk. PT	1,433,039	217,460

TOTAL INDONESIA			87,443,543

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
KUWAIT — (0.6%)
	Agility Public Warehousing Co. KSC	1,007,497	$1,032,660
	Al Ahli Bank of Kuwait KSCP	181,810	141,532
	Boubyan Bank KSCP	565,833	1,081,011
	Burgan Bank SAK	387,231	227,340
	Gulf Bank KSCP	1,891,362	1,582,781
	Kuwait Finance House KSCP	4,279,689	9,994,733
	Kuwait Telecommunications Co.	295,846	526,823
	Mabanee Co. KPSC	538,642	1,376,743
	Mobile Telecommunications Co. KSCP	1,761,158	2,787,691
	National Bank of Kuwait SAKP	3,287,581	9,223,995
	National Industries Group Holding SAK	55,839	38,940
	Warba Bank KSCP	438,718	268,951

TOTAL KUWAIT			28,283,200

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	659,000	527,050
	AMMB Holdings Bhd.	2,186,559	1,922,033
	Axiata Group Bhd.	3,233,132	1,914,435
	Batu Kawan Bhd.	124,700	521,598
	Bursa Malaysia Bhd.	349,100	544,956
	Carlsberg Brewery Malaysia Bhd., Class B	67,400	263,765
	CELCOMDIGI Bhd.	1,985,320	1,723,297
*	Chin Hin Group Bhd.	14,100	17,381
	CIMB Group Holdings Bhd.	3,067,470	4,239,334
	D&O Green Technologies Bhd.	203,500	141,061
	Dialog Group Bhd.	2,206,018	1,111,274
	Fraser & Neave Holdings Bhd.	137,200	907,968
	Gamuda Bhd.	2,122,549	2,359,283
	Genting Bhd.	1,872,800	1,770,136
#	Genting Malaysia Bhd.	2,873,200	1,584,929
	Genting Plantations Bhd.	114,500	145,157
*	Greatech Technology Bhd.	71,900	67,641
	HAP Seng Consolidated Bhd.	696,400	646,199
*	Hartalega Holdings Bhd.	1,492,400	874,042
	Heineken Malaysia Bhd.	145,900	710,437
	Hong Leong Bank Bhd.	259,166	1,046,624
	Hong Leong Financial Group Bhd.	243,883	853,906
#	IHH Healthcare Bhd.	1,069,800	1,418,338
	IJM Corp. Bhd.	2,122,200	1,072,272
#	Inari Amertron Bhd.	2,589,500	1,669,564
#	IOI Corp. Bhd.	1,534,905	1,306,528
#	IOI Properties Group Bhd.	1,450,429	654,990
	KPJ Healthcare Bhd.	627,300	264,927
#	Kuala Lumpur Kepong Bhd.	400,096	1,932,583
	Malayan Banking Bhd.	2,464,719	5,022,271
	Malaysia Airports Holdings Bhd.	1,059,750	2,217,956
	Malaysian Pacific Industries Bhd.	31,400	198,483
#	Maxis Bhd.	1,355,100	1,040,835
	MISC Bhd.	629,598	1,049,081
Ω	MR DIY Group M Bhd.	2,350,250	768,208
	My EG Services Bhd.	5,511,168	1,077,254
	Nestle Malaysia Bhd.	42,200	1,123,435
#	Petronas Chemicals Group Bhd.	1,392,600	1,976,192
	Petronas Dagangan Bhd.	172,900	785,440
	Petronas Gas Bhd.	360,800	1,359,728
	PPB Group Bhd.	501,080	1,650,743
	Press Metal Aluminium Holdings Bhd.	1,958,700	2,201,743
	Public Bank Bhd.	8,022,870	6,919,784
	QL Resources Bhd.	962,585	1,292,677

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	RHB Bank Bhd.	1,803,817	$2,076,380
	Scientex Bhd.	334,600	294,247
	Sime Darby Bhd.	3,545,261	2,075,548
	Sime Darby Plantation Bhd.	1,387,121	1,295,375
#	Sunway Bhd.	1,612,282	1,186,453
	Telekom Malaysia Bhd.	517,329	670,453
#	Tenaga Nasional Bhd.	985,950	2,468,857
	TIME dotCom Bhd.	1,055,600	1,140,953
# *	Top Glove Corp. Bhd.	5,149,500	948,407
	United Plantations Bhd.	145,900	770,785
	ViTrox Corp. Bhd.	269,200	420,507
	Westports Holdings Bhd.	590,000	483,293
	Yinson Holdings Bhd.	1,940,740	995,734
	YTL Corp. Bhd.	3,170,712	2,050,011
#	YTL Power International Bhd.	1,223,900	1,173,288

TOTAL MALAYSIA			78,945,829

MEXICO — (2.3%)
	Alfa SAB de CV, Class A	2,018,610	1,477,657
	America Movil SAB de CV, Class B	10,649,991	10,145,957
	Arca Continental SAB de CV	253,948	2,470,585
#	Becle SAB de CV	330,724	672,037
*	Cemex SAB de CV	13,151,541	10,402,544
*	Cemex SAB de CV, Sponsored ADR	66,225	523,840
	Coca-Cola Femsa SAB de CV	381,219	3,773,970
*	Controladora AXTEL SAB de CV	3,493,876	60,166
	El Puerto de Liverpool SAB de CV, Class C1	183,204	1,464,819
	Fomento Economico Mexicano SAB de CV	767,260	9,023,980
	Gruma SAB de CV, Class B	210,476	4,128,368
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	13,894	2,526,346
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	234,370	4,281,683
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,899	5,821,706
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	102,961
	Grupo Bimbo SAB de CV, Class A	770,885	3,222,905
	Grupo Carso SAB de CV	715,740	5,598,655
	Grupo Comercial Chedraui SA de CV	264,798	1,949,805
#	Grupo Elektra SAB de CV	24,498	1,580,216
	Grupo Financiero Banorte SAB de CV, Class O	1,340,021	13,291,675
# *	Grupo Financiero Inbursa SAB de CV, Class O	1,584,915	4,367,809
	Grupo Mexico SAB de CV, Class B	2,030,191	12,545,628
# *	Industrias Penoles SAB de CV	178,764	2,557,372
	Kimberly-Clark de Mexico SAB de CV, Class A	1,705,600	3,560,396
	Orbia Advance Corp. SAB de CV	1,820,502	2,979,839
	Organizacion Soriana SAB de CV, Class B	217,949	431,935
*	Sitios Latinoamerica SAB de CV	492,758	153,027
	Wal-Mart de Mexico SAB de CV	2,505,757	9,339,497

TOTAL MEXICO			118,455,378

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	89,077
	Cia de Minas Buenaventura SAA, ADR	53,274	921,640
	Credicorp Ltd.	31,409	5,201,644

TOTAL PERU			6,212,361

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	572,639
	Aboitiz Power Corp.	1,003,100	643,155
	ACEN Corp.	6,263,179	449,411

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	42,100	$7,341
	Ayala Corp.	158,362	1,683,330
	Ayala Land, Inc.	2,952,618	1,463,674
	Bank of the Philippine Islands	1,490,242	3,288,686
	BDO Unibank, Inc.	1,864,754	4,779,413
*	Bloomberry Resorts Corp.	648,400	116,683
	Century Pacific Food, Inc.	17,600	11,548
	DMCI Holdings, Inc.	3,166,300	606,242
	Emperador, Inc.	1,154,200	380,478
	Globe Telecom, Inc.	36,687	1,126,534
	GT Capital Holdings, Inc.	18,630	205,903
	International Container Terminal Services, Inc.	594,150	3,398,186
	JG Summit Holdings, Inc.	2,353,119	1,373,920
	Jollibee Foods Corp.	322,780	1,312,443
	Manila Electric Co.	109,980	702,550
	Metropolitan Bank & Trust Co.	2,680,128	3,242,943
Ω	Monde Nissin Corp.	1,250,000	230,506
	PLDT, Inc.	68,405	1,593,038
	San Miguel Corp.	1,155,530	2,098,325
	San Miguel Food & Beverage, Inc.	85,800	68,172
	Semirara Mining & Power Corp.	633,300	360,976
	SM Investments Corp.	102,383	1,680,979
	SM Prime Holdings, Inc.	4,123,910	1,992,696
	Union Bank of the Philippines	155,628	103,581
	Universal Robina Corp.	894,700	1,597,491

TOTAL PHILIPPINES			35,090,843

POLAND — (1.1%)
*	Alior Bank SA	125,242	3,190,574
* Ω	Allegro.eu SA	152,856	1,274,224
	Asseco Poland SA	5,378	105,694
	Bank Handlowy w Warszawie SA	28,542	786,456
*	Bank Millennium SA	444,766	1,012,681
	Bank Polska Kasa Opieki SA	133,639	5,532,693
	Budimex SA	12,304	2,081,382
#	CD Projekt SA	44,998	1,309,097
*	Cyfrowy Polsat SA	81,799	201,588
* Ω	Dino Polska SA	29,127	2,790,440
	ING Bank Slaski SA	23,288	1,822,032
	Inter Cars SA	4,760	624,283
	KGHM Polska Miedz SA	117,906	4,053,566
	KRUK SA	17,088	1,942,406
	LPP SA	597	2,300,355
*	mBank SA	11,828	1,986,379
	Orange Polska SA	653,211	1,262,684
	ORLEN SA	457,556	7,460,168
# *	Pepco Group NV	112,921	532,395
*	PGE Polska Grupa Energetyczna SA	978,064	1,457,799
	Powszechna Kasa Oszczednosci Bank Polski SA	371,306	5,512,826
	Powszechny Zaklad Ubezpieczen SA	374,868	4,718,046
	Santander Bank Polska SA	14,447	1,979,772

TOTAL POLAND			53,937,540

QATAR — (0.8%)
	Barwa Real Estate Co.	242,593	186,940
	Commercial Bank PSQC	3,384,857	3,858,170
	Industries Qatar QSC	491,115	1,647,682
	Masraf Al Rayan QSC	5,007,509	3,450,775

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	4,147,545	$2,186,190
	Ooredoo QPSC	1,362,199	3,737,461
	Qatar Electricity & Water Co. QSC	382,308	1,603,812
	Qatar Fuel QSC	402,529	1,596,291
	Qatar Gas Transport Co. Ltd.	2,777,888	3,045,124
	Qatar International Islamic Bank QSC	796,197	2,198,015
	Qatar Islamic Bank SAQ	676,500	3,397,329
	Qatar National Bank QPSC	3,144,150	11,970,679
	Qatar Navigation QSC	79,171	229,669

TOTAL QATAR			39,108,137

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	PhosAgro PJSC	581	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	VTB Bank PJSC, GDR	1,705,908	0

SAUDI ARABIA — (3.8%)
	Abdullah Al Othaim Markets Co.	201,977	669,666
	ACWA Power Co.	34,713	3,691,080
	Advanced Petrochemical Co.	10,386	118,412
	Al Rajhi Bank	1,034,714	22,007,599
	Alinma Bank	964,801	8,558,292
	Almarai Co. JSC	236,245	3,573,881
	Arab National Bank	688,346	5,657,759
	Arabian Internet & Communications Services Co.	25,520	2,360,065
	Bank AlBilad	461,843	4,389,989
*	Bank Al-Jazira	515,928	2,224,167
	Banque Saudi Fransi	503,488	4,912,987
	Bupa Arabia for Cooperative Insurance Co.	75,305	4,847,710
	Co. for Cooperative Insurance	60,623	2,405,979
	Dallah Healthcare Co.	12,751	556,568
*	Dar Al Arkan Real Estate Development Co.	538,809	1,907,600
	Dr Sulaiman Al Habib Medical Services Group Co.	46,873	3,875,821
	Etihad Etisalat Co.	791,789	10,960,065
	Jarir Marketing Co.	724,740	2,612,352
	Mobile Telecommunications Co. Saudi Arabia	136,189	438,386
	Mouwasat Medical Services Co.	105,608	3,776,816
	Nahdi Medical Co.	41,556	1,529,878
*	Rabigh Refining & Petrochemical Co.	263,322	527,916
	Riyad Bank	1,187,499	8,755,934
	SABIC Agri-Nutrients Co.	170,836	5,264,381
	Sahara International Petrochemical Co.	456,485	4,172,168
*	Saudi Arabian Mining Co.	530,210	7,147,376
Ω	Saudi Arabian Oil Co.	1,433,683	11,487,687
	Saudi Aramco Base Oil Co.	33,765	1,360,257
	Saudi Awwal Bank	774,741	8,407,413
	Saudi Basic Industries Corp.	392,182	8,835,984
	Saudi Electricity Co.	366,509	1,815,813
	Saudi Industrial Investment Group	367,316	2,267,694
	Saudi Investment Bank	403,064	1,810,532
*	Saudi Kayan Petrochemical Co.	805,267	2,009,680

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi National Bank	1,360,188	$13,616,102
*	Saudi Research & Media Group	42,250	2,700,788
	Saudi Tadawul Group Holding Co.	23,963	1,691,275
	Saudi Telecom Co.	1,342,689	13,472,915
	Savola Group	276,659	3,717,643
	Yanbu National Petrochemical Co.	267,708	2,766,634

TOTAL SAUDI ARABIA			192,903,264

SOUTH AFRICA — (2.6%)
#	Absa Group Ltd.	701,226	5,407,203
#	Anglo American Platinum Ltd.	30,706	1,069,642
	Aspen Pharmacare Holdings Ltd.	420,420	5,008,428
	Bid Corp. Ltd.	139,813	3,196,981
	Bidvest Group Ltd.	382,266	4,985,144
	Capitec Bank Holdings Ltd.	41,839	5,178,112
	Clicks Group Ltd.	286,283	4,454,215
	Discovery Ltd.	644,246	4,104,277
	Exxaro Resources Ltd.	324,653	3,110,527
	FirstRand Ltd.	3,262,377	11,262,214
#	Gold Fields Ltd., Sponsored ADR	584,160	9,445,867
	Harmony Gold Mining Co. Ltd.	338,962	2,934,129
	Harmony Gold Mining Co. Ltd., Sponsored ADR	251,806	2,157,977
	Impala Platinum Holdings Ltd.	769,226	3,424,250
	Investec Ltd.	260,237	1,660,387
	Kumba Iron Ore Ltd.	42,784	1,048,770
	Mr Price Group Ltd.	110,396	1,022,764
	MTN Group Ltd.	1,300,541	6,233,243
*	MultiChoice Group	45,892	293,322
	Naspers Ltd., Class N	58,297	11,156,742
	Nedbank Group Ltd.	446,735	5,431,923
	NEPI Rockcastle NV	493,346	3,315,944
	Ninety One Ltd.	193,518	400,235
	Northam Platinum Holdings Ltd.	267,944	1,775,311
	Old Mutual Ltd.	558,548	328,174
	OUTsurance Group Ltd.	148,919	320,148
Ω	Pepkor Holdings Ltd.	2,576,218	2,430,269
	Sanlam Ltd.	1,540,062	5,570,990
	Sasol Ltd.	66,700	468,588
#	Sasol Ltd., Sponsored ADR	384,657	2,704,139
	Shoprite Holdings Ltd.	295,830	3,947,054
	Sibanye Stillwater Ltd.	2,571,515	2,934,999
#	Sibanye Stillwater Ltd., ADR	181,961	846,119
	Standard Bank Group Ltd.	784,582	7,367,824
	Vodacom Group Ltd.	375,434	1,796,586
	Woolworths Holdings Ltd.	1,119,124	3,583,698

TOTAL SOUTH AFRICA			130,376,195

SOUTH KOREA — (12.5%)
	Advanced Nano Products Co. Ltd.	457	38,193
*	Alteogen, Inc.	12,798	1,630,329
	Amorepacific Corp.	12,466	1,519,421
	Amorepacific Group	32,258	778,738
	BGF retail Co. Ltd.	10,296	970,663
	BNK Financial Group, Inc.	332,888	2,009,799
	Caregen Co. Ltd.	4,876	76,788
*	Celltrion Pharm, Inc.	16,376	1,130,458
	Celltrion, Inc.	69,592	9,449,472
	Cheil Worldwide, Inc.	81,666	1,113,847

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CJ CheilJedang Corp.	17,444	$4,228,197
	CJ Corp.	29,487	2,704,053
*	CJ ENM Co. Ltd.	14,353	785,244
	CJ Logistics Corp.	18,645	1,644,781
	Classys, Inc.	17,370	472,728
*	CosmoAM&T Co. Ltd.	19,689	2,126,381
*	Cosmochemical Co. Ltd.	923	21,107
	Coway Co. Ltd.	71,437	2,862,226
	CS Wind Corp.	20,394	764,176
*	Daejoo Electronic Materials Co. Ltd.	3,936	263,975
*	Daewoo Engineering & Construction Co. Ltd.	233,209	642,569
	DB HiTek Co. Ltd.	58,857	1,739,258
	DB Insurance Co. Ltd.	84,934	5,957,682
	DL E&C Co. Ltd.	13,138	352,180
	Dongjin Semichem Co. Ltd.	31,306	967,882
	Dongsuh Cos., Inc.	20,637	283,753
	Doosan Bobcat, Inc.	105,044	3,926,010
	Doosan Co. Ltd.	8,059	880,324
*	Doosan Enerbility Co. Ltd.	484,967	5,855,672
# *	Doosan Fuel Cell Co. Ltd.	22,430	320,596
# *	Ecopro BM Co. Ltd.	24,056	4,089,152
# *	Ecopro Co. Ltd.	52,692	3,982,991
	E-MART, Inc.	13,663	626,609
*	Enchem Co. Ltd.	4,046	827,683
	Eo Technics Co. Ltd.	4,360	740,186
	F&F Co. Ltd.	19,090	903,658
#	Fila Holdings Corp.	54,611	1,607,616
	Green Cross Corp.	3,210	263,736
	GS Holdings Corp.	96,095	3,106,918
	GS Retail Co. Ltd.	87,528	1,254,690
	Hana Financial Group, Inc.	460,124	19,406,561
*	Hanall Biopharma Co. Ltd.	9,326	241,613
#	Hanjin Kal Corp.	16,227	696,434
	Hankook Tire & Technology Co. Ltd.	136,667	5,799,091
	Hanmi Pharm Co. Ltd.	7,150	1,628,790
	Hanmi Science Co. Ltd.	21,297	520,195
	Hanmi Semiconductor Co. Ltd.	20,861	1,986,523
	Hanon Systems	236,008	945,179
	Hansol Chemical Co. Ltd.	9,131	1,266,509
	Hanwha Aerospace Co. Ltd.	20,790	3,157,928
	Hanwha Corp.	50,390	988,866
	Hanwha Life Insurance Co. Ltd.	349,192	740,705
*	Hanwha Ocean Co. Ltd.	31,901	734,566
	Hanwha Solutions Corp.	148,058	2,694,687
	Hanwha Systems Co. Ltd.	49,412	698,218
	HD Hyundai Co. Ltd.	72,148	3,492,898
	HD Hyundai Electric Co. Ltd.	17,979	3,171,758
*	HD Hyundai Heavy Industries Co. Ltd.	7,874	778,739
#	HD Hyundai Infracore Co. Ltd.	128,752	765,979
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	36,541	3,450,071
	Hite Jinro Co. Ltd.	24,304	368,490
	HL Mando Co. Ltd.	44,183	1,246,056
*	HLB Life Science Co. Ltd.	37,237	460,655
*	HLB, Inc.	40,876	3,265,994
#	HMM Co. Ltd.	362,847	4,142,670
	Hotel Shilla Co. Ltd.	32,317	1,384,392
*	Hugel, Inc.	5,376	821,923
	HYBE Co. Ltd.	6,614	959,403
	Hyosung Advanced Materials Corp., Class C	436	115,036

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	5,270	$228,831
	Hyosung Heavy Industries Corp.	2,938	655,626
	Hyosung TNC Corp.	525	139,102
	Hyundai Autoever Corp.	6,743	744,190
	Hyundai Department Store Co. Ltd.	4,142	156,674
	Hyundai Elevator Co. Ltd.	15,545	453,179
	Hyundai Engineering & Construction Co. Ltd.	90,909	2,315,924
	Hyundai Glovis Co. Ltd.	30,241	3,958,854
	Hyundai Marine & Fire Insurance Co. Ltd.	116,414	2,627,935
*	Hyundai Mipo Dockyard Co. Ltd.	17,685	952,286
	Hyundai Mobis Co. Ltd.	45,354	7,419,882
	Hyundai Motor Co.	110,675	19,907,764
	Hyundai Rotem Co. Ltd.	66,286	1,777,186
	Hyundai Steel Co.	118,565	2,753,188
	Hyundai Wia Corp.	16,575	689,942
	Industrial Bank of Korea	382,925	3,849,747
	ISC Co. Ltd.	5,359	280,673
	IsuPetasys Co. Ltd.	48,328	1,355,695
#	JB Financial Group Co. Ltd.	165,297	1,585,999
	JYP Entertainment Corp.	28,546	1,365,323
	Kakao Corp.	121,051	4,203,964
*	Kakao Games Corp.	5,582	87,176
	KakaoBank Corp.	46,502	834,052
*	Kakaopay Corp.	13,009	327,846
	Kangwon Land, Inc.	110,815	1,224,522
	KB Financial Group, Inc.	299,828	16,261,721
	KB Financial Group, Inc., ADR	4,174	225,271
	KCC Corp.	5,794	1,048,855
	KEPCO Engineering & Construction Co., Inc.	8,576	404,333
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	333,359
	Kia Corp.	207,178	17,552,652
#	KIWOOM Securities Co. Ltd.	27,437	2,605,511
	Korea Aerospace Industries Ltd.	73,272	2,728,287
*	Korea Electric Power Corp.	101,293	1,546,365
*	Korea Gas Corp.	24,489	487,208
	Korea Investment Holdings Co. Ltd.	51,532	2,490,723
	Korea Zinc Co. Ltd.	5,663	1,886,425
	Korean Air Lines Co. Ltd.	285,331	4,302,839
*	Krafton, Inc.	22,713	3,909,057
# *	KT Corp., Sponsored ADR	82,100	1,037,744
	KT&G Corp.	81,834	5,273,038
*	Kum Yang Co. Ltd.	16,191	1,086,383
	Kumho Petrochemical Co. Ltd.	23,168	2,304,345
*	Kumho Tire Co., Inc.	66,174	335,071
*	L&F Co. Ltd.	12,614	1,475,585
	LEENO Industrial, Inc.	10,832	1,929,993
	LG Chem Ltd.	33,978	9,763,516
	LG Corp.	74,909	4,274,152
# *	LG Display Co. Ltd., ADR	308,074	1,244,619
*	LG Display Co. Ltd.	184,943	1,399,843
	LG Electronics, Inc.	168,961	11,253,151
	LG H&H Co. Ltd.	16,283	4,906,195
	LG Innotek Co. Ltd.	24,554	3,902,925
	LG Uplus Corp.	436,007	3,096,739
	LIG Nex1 Co. Ltd.	12,128	1,404,065
# *	LigaChem Biosciences, Inc.	11,496	562,665
	Lotte Chemical Corp.	20,374	1,574,449
	Lotte Chilsung Beverage Co. Ltd.	1,179	107,875
#	Lotte Corp.	40,736	811,970

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Energy Materials Corp.	14,437	$469,610
	LOTTE Fine Chemical Co. Ltd.	7,050	228,828
	Lotte Shopping Co. Ltd.	14,326	718,301
	LS Corp.	29,788	2,943,281
	LS Electric Co. Ltd.	25,319	3,195,130
	LX Semicon Co. Ltd.	4,493	236,524
	Macquarie Korea Infrastructure Fund	313,238	2,852,427
	Meritz Financial Group, Inc.	90,987	5,202,412
	Mirae Asset Securities Co. Ltd.	333,586	1,818,069
	NAVER Corp.	47,808	6,305,848
	NCSoft Corp.	12,859	1,624,738
* Ω	Netmarble Corp.	23,444	938,688
	NH Investment & Securities Co. Ltd., Class C	262,115	2,356,042
	NongShim Co. Ltd.	5,334	1,531,602
	OCI Co. Ltd.	6,443	436,128
#	OCI Holdings Co. Ltd.	11,043	752,384
	Orion Corp.	39,103	2,616,947
	Ottogi Corp.	466	140,085
	Pan Ocean Co. Ltd.	571,248	1,688,815
#	Paradise Co. Ltd.	24,370	264,014
*	Pearl Abyss Corp.	18,229	418,875
#	Posco DX Co. Ltd.	45,598	1,325,106
#	POSCO Future M Co. Ltd.	8,327	1,675,205
	POSCO Holdings, Inc.	36,575	10,558,501
#	Posco International Corp.	46,227	1,524,638
# *	Rainbow Robotics	4,342	548,259
	S-1 Corp.	21,710	935,085
*	Sam Chun Dang Pharm Co. Ltd.	7,088	533,528
* Ω	Samsung Biologics Co. Ltd.	9,232	5,188,912
	Samsung C&T Corp.	42,698	4,604,290
	Samsung Card Co. Ltd.	31,975	900,660
	Samsung Electro-Mechanics Co. Ltd.	43,089	4,806,296
	Samsung Electronics Co. Ltd.	2,535,224	140,924,579
*	Samsung Engineering Co. Ltd.	220,408	4,178,785
	Samsung Fire & Marine Insurance Co. Ltd.	47,501	10,631,938
*	Samsung Heavy Industries Co. Ltd.	322,166	2,182,819
	Samsung Life Insurance Co. Ltd.	63,894	4,026,143
	Samsung SDI Co. Ltd.	32,036	9,914,146
	Samsung SDS Co. Ltd.	32,972	3,787,801
	Samsung Securities Co. Ltd.	125,495	3,433,027
	SFA Engineering Corp.	1,488	27,614
	Shinhan Financial Group Co. Ltd.	476,184	15,998,503
#	Shinhan Financial Group Co. Ltd., ADR	45,488	1,535,220
	Shinsegae, Inc.	7,269	870,471
	Shinsung Delta Tech Co. Ltd.	12,296	721,334
*	SK Biopharmaceuticals Co. Ltd.	9,334	587,201
*	SK Bioscience Co. Ltd.	13,370	563,118
	SK Hynix, Inc.	153,536	18,947,201
* Ω	SK IE Technology Co. Ltd.	17,464	739,163
*	SK Innovation Co. Ltd.	57,045	4,525,499
	SK Networks Co. Ltd.	159,820	580,150
	SK Telecom Co. Ltd.	55,517	2,053,119
	SK, Inc.	48,434	5,771,472
# *	SKC Co. Ltd.	12,904	1,019,900
	SL Corp.	24,615	593,520
	SM Entertainment Co. Ltd.	10,125	576,531
	S-Oil Corp.	68,687	3,586,117
	Solus Advanced Materials Co. Ltd.	6,864	87,799
	Soulbrain Co. Ltd.	4,534	978,849

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	ST Pharm Co. Ltd.	787	$53,021
*	Taihan Electric Wire Co. Ltd.	29,224	289,191
*	Wemade Co. Ltd.	6,379	216,217
*	WONIK IPS Co. Ltd.	19,600	522,000
	Woori Financial Group, Inc.	941,593	9,649,192
	Youngone Corp.	30,019	830,713
	Yuhan Corp.	28,273	1,470,688

TOTAL SOUTH KOREA			633,484,428

TAIWAN — (18.5%)
#	Accton Technology Corp.	302,000	4,230,836
#	Acer, Inc.	3,398,811	4,676,605
#	Advanced Energy Solution Holding Co. Ltd.	19,000	365,006
	Advantech Co. Ltd.	175,089	2,036,533
	Airtac International Group	107,602	3,809,738
	Alchip Technologies Ltd.	30,000	2,829,450
#	AP Memory Technology Corp.	18,000	207,990
#	ASE Technology Holding Co. Ltd.	1,651,782	7,430,701
	Asia Cement Corp.	2,725,758	3,655,806
	Asia Vital Components Co. Ltd.	173,000	3,412,551
#	ASMedia Technology, Inc.	19,000	1,123,471
	ASPEED Technology, Inc.	31,300	2,930,775
	Asustek Computer, Inc.	627,180	8,224,049
#	AUO Corp.	7,868,498	4,399,745
	AURAS Technology Co. Ltd.	33,000	797,800
	Bizlink Holding, Inc.	24,551	172,959
#	Bora Pharmaceuticals Co. Ltd.	57,255	1,341,951
	Catcher Technology Co. Ltd.	708,429	4,732,076
	Cathay Financial Holding Co. Ltd.	4,347,393	6,722,609
	Chailease Holding Co. Ltd.	1,343,356	7,085,210
	Chang Hwa Commercial Bank Ltd.	5,046,946	2,822,104
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,570,292
#	Chicony Electronics Co. Ltd.	810,497	5,017,470
	Chicony Power Technology Co. Ltd.	134,000	711,981
#	China Airlines Ltd.	5,839,536	3,739,632
*	China Development Financial Holding Corp.	13,997,045	5,851,376
#	China Motor Corp.	241,000	1,055,641
	China Steel Corp.	10,174,932	7,751,484
#	Chipbond Technology Corp.	694,000	1,614,829
#	Chroma ATE, Inc.	372,000	3,021,276
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	3,148,923
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,191,881
	Chunghwa Telecom Co. Ltd.	683,000	2,595,970
	Compal Electronics, Inc.	5,016,541	5,471,836
	Compeq Manufacturing Co. Ltd.	1,260,000	2,968,388
	CTBC Financial Holding Co. Ltd.	10,705,175	11,173,189
	Delta Electronics, Inc.	835,486	8,182,158
	E Ink Holdings, Inc.	602,000	3,848,717
	E.Sun Financial Holding Co. Ltd.	10,308,774	8,662,483
	Eclat Textile Co. Ltd.	171,402	2,696,862
	Elite Material Co. Ltd.	263,000	3,274,576
	eMemory Technology, Inc.	59,000	3,965,539
	Eternal Materials Co. Ltd.	677,161	656,881
	Eva Airways Corp.	5,472,758	5,950,185
#	Evergreen Marine Corp. Taiwan Ltd.	1,127,289	6,550,172
	Far Eastern International Bank	488,111	229,622
	Far Eastern New Century Corp.	3,702,085	3,692,985
	Far EasTone Telecommunications Co. Ltd.	1,940,000	4,812,000
	Faraday Technology Corp.	137,097	1,219,394

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co. Ltd.	48,000	$107,985
	Feng TAY Enterprise Co. Ltd.	471,666	2,345,180
	First Financial Holding Co. Ltd.	9,962,974	8,352,186
	Formosa Chemicals & Fibre Corp.	3,067,518	5,213,680
	Formosa Petrochemical Corp.	487,000	1,076,192
#	Formosa Plastics Corp.	2,995,153	6,292,625
#	Formosa Sumco Technology Corp.	91,000	490,722
#	Formosa Taffeta Co. Ltd.	627,000	439,765
#	Fortune Electric Co. Ltd.	52,000	1,339,491
	Foxconn Technology Co. Ltd.	1,025,627	1,933,081
	Fubon Financial Holding Co. Ltd.	3,608,812	7,634,508
#	Genius Electronic Optical Co. Ltd.	112,695	1,514,875
#	Getac Holdings Corp.	429,000	1,375,361
#	Giant Manufacturing Co. Ltd.	408,810	2,734,973
#	Gigabyte Technology Co. Ltd.	343,000	3,093,308
#	Global Unichip Corp.	86,000	3,571,710
#	Globalwafers Co. Ltd.	286,000	4,544,296
	Gold Circuit Electronics Ltd.	370,000	2,210,305
	Great Wall Enterprise Co. Ltd.	293,000	513,884
	Highwealth Construction Corp.	1,446,768	1,966,982
	Hiwin Technologies Corp.	395,291	2,795,289
	Hon Hai Precision Industry Co. Ltd.	5,740,322	27,325,926
	Hotai Finance Co. Ltd.	228,400	836,645
	Hotai Motor Co. Ltd.	137,960	2,617,965
*	HTC Corp.	170,000	221,226
	Hua Nan Financial Holdings Co. Ltd., Class C	7,414,500	5,371,232
	Innolux Corp.	10,267,469	4,465,329
	International Games System Co. Ltd., Class C	142,000	4,342,535
#	Inventec Corp.	2,220,550	3,562,247
	Jentech Precision Industrial Co. Ltd.	50,000	1,487,619
#	Jinan Acetate Chemical Co. Ltd.	45,538	1,137,049
#	King Slide Works Co. Ltd.	33,000	1,227,492
	King Yuan Electronics Co. Ltd.	1,733,000	5,042,687
	King’s Town Bank Co. Ltd.	329,000	566,552
	Largan Precision Co. Ltd.	78,860	5,256,645
	Lien Hwa Industrial Holdings Corp.	926,685	1,887,592
	Lite-On Technology Corp.	1,573,410	4,762,366
	Lotes Co. Ltd.	90,700	3,973,031
#	Lotus Pharmaceutical Co. Ltd.	205,000	2,026,709
#	Macronix International Co. Ltd.	1,985,074	1,675,482
	Makalot Industrial Co. Ltd.	201,000	2,406,563
	MediaTek, Inc.	759,995	22,914,738
	Mega Financial Holding Co. Ltd.	5,090,817	6,238,344
	Merida Industry Co. Ltd.	185,287	1,331,377
	Micro-Star International Co. Ltd.	878,000	4,272,098
	Mitac Holdings Corp.	16,000	22,089
#	momo.com, Inc.	89,100	1,204,541
	Nan Ya Plastics Corp.	3,355,599	5,826,675
#	Nan Ya Printed Circuit Board Corp.	384,000	2,186,479
#	Nanya Technology Corp.	1,217,010	2,456,466
	Nien Made Enterprise Co. Ltd.	221,000	2,582,684
	Novatek Microelectronics Corp.	668,000	12,622,003
	Nuvoton Technology Corp.	117,000	462,527
	Oneness Biotech Co. Ltd.	236,423	1,145,516
#	Parade Technologies Ltd.	71,000	1,611,883
	Pegatron Corp.	1,946,345	5,804,827
*	PharmaEssentia Corp.	218,869	1,967,953
	Phison Electronics Corp.	169,000	3,607,508
	Pou Chen Corp.	2,506,487	2,774,356

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Powerchip Semiconductor Manufacturing Corp.	3,803,000	$2,657,067
	Powertech Technology, Inc.	902,819	4,807,844
	Poya International Co. Ltd.	53,430	818,571
	President Chain Store Corp.	335,831	2,824,213
#	Qisda Corp.	1,446,000	1,827,170
	Quanta Computer, Inc.	1,165,000	9,143,195
#	Radiant Opto-Electronics Corp.	584,000	3,560,599
	Realtek Semiconductor Corp.	177,950	2,807,189
	Ruentex Development Co. Ltd.	1,695,101	1,994,433
	Ruentex Industries Ltd.	715,214	1,318,979
	Sakura Development Co. Ltd.	147,000	340,895
#	Sanyang Motor Co. Ltd.	556,000	1,432,110
	Shanghai Commercial & Savings Bank Ltd.	3,038,718	4,327,781
	Shihlin Electric & Engineering Corp.	191,000	1,705,869
*	Shin Kong Financial Holding Co. Ltd.	14,244,712	3,764,285
	Silergy Corp.	235,000	3,121,063
	Simplo Technology Co. Ltd.	216,000	2,884,498
	Sinbon Electronics Co. Ltd.	194,000	1,671,073
#	Sino-American Silicon Products, Inc.	686,000	4,084,277
	SinoPac Financial Holdings Co. Ltd.	9,849,762	6,626,578
	Standard Foods Corp.	232,418	273,652
	Synnex Technology International Corp.	1,370,343	3,349,463
	TA Chen Stainless Pipe	2,423,787	2,729,451
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,890,549
	Taishin Financial Holding Co. Ltd.	10,808,066	5,950,594
	Taiwan Business Bank	7,566,784	3,928,590
	Taiwan Cement Corp.	5,327,701	5,236,855
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	5,935,660
	Taiwan FamilyMart Co. Ltd.	48,000	279,167
	Taiwan Fertilizer Co. Ltd.	723,000	1,448,697
# *	Taiwan Glass Industry Corp.	666,375	350,244
	Taiwan High Speed Rail Corp.	1,566,000	1,435,738
	Taiwan Mobile Co. Ltd.	1,443,300	4,606,447
	Taiwan Secom Co. Ltd.	197,670	779,225
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	325,654,405
# *	Tatung Co. Ltd.	1,748,000	3,496,134
#	Teco Electric & Machinery Co. Ltd.	1,579,000	2,682,705
	Tong Yang Industry Co. Ltd.	9,000	32,762
	Tripod Technology Corp.	590,870	3,544,470
	Tung Ho Steel Enterprise Corp.	135,040	303,346
#	Unimicron Technology Corp.	1,357,000	7,504,242
	Union Bank of Taiwan	908,700	429,180
	Uni-President Enterprises Corp.	4,692,033	11,005,657
	United Integrated Services Co. Ltd.	159,000	1,918,413
#	United Microelectronics Corp.	6,239,000	9,585,739
#	Vanguard International Semiconductor Corp.	1,368,000	3,584,839
#	Via Technologies, Inc.	67,000	260,799
	VisEra Technologies Co. Ltd.	117,000	971,505
	Voltronic Power Technology Corp.	75,224	3,559,391
#	Walsin Lihwa Corp.	2,911,818	3,289,080
#	Walsin Technology Corp.	395,000	1,338,972
	Wan Hai Lines Ltd.	901,747	1,400,652
#	Win Semiconductors Corp.	366,034	1,626,820
#	Winbond Electronics Corp.	3,826,257	3,034,454
* ††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	8,435,852
	Wistron NeWeb Corp.	317,172	1,455,491
	Wiwynn Corp.	53,000	3,770,370
	WPG Holdings Ltd.	1,741,039	4,702,240

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	WT Microelectronics Co. Ltd.	308,945	$1,410,383
	Yageo Corp.	316,055	6,028,590
#	Yang Ming Marine Transport Corp.	2,148,000	3,434,190
#	YFY, Inc.	1,013,000	963,553
	Yuanta Financial Holding Co. Ltd.	8,914,591	8,362,204
#	Yulon Finance Corp.	500,023	2,265,217
#	Yulon Motor Co. Ltd.	782,496	1,641,543
#	Zhen Ding Technology Holding Ltd.	971,700	3,439,401

TOTAL TAIWAN			938,449,681

THAILAND — (1.8%)
	Advanced Info Service PCL	707,700	3,771,472
	AEON Thana Sinsap Thailand PCL	158,300	689,839
	Airports of Thailand PCL	1,823,600	3,210,737
	AP Thailand PCL	3,278,700	955,476
#	Asset World Corp. PCL	5,732,900	680,647
	B Grimm Power PCL	566,400	393,546
	Bangchak Corp. PCL	2,006,900	2,274,414
	Bangkok Bank PCL	529,400	1,957,037
	Bangkok Bank PCL, NVDR	126,700	468,373
	Bangkok Chain Hospital PCL	1,275,700	691,893
	Bangkok Dusit Medical Services PCL, Class F	4,997,100	3,910,305
	Bangkok Expressway & Metro PCL	4,595,999	1,029,325
	Bangkok Life Assurance PCL, NVDR	618,200	300,259
	Banpu PCL	13,101,566	1,962,053
	Banpu Power PCL	603,200	232,751
#	Berli Jucker PCL	1,078,600	713,052
	Betagro PCL	199,400	128,593
	BTS Group Holdings PCL	5,999,300	1,027,943
	Bumrungrad Hospital PCL	288,600	1,907,906
#	Carabao Group PCL, Class F	277,600	513,103
	Central Pattana PCL	882,500	1,512,109
# *	Central Plaza Hotel PCL	299,900	364,153
	Central Retail Corp. PCL	1,256,350	1,169,565
#	CH Karnchang PCL	1,238,600	758,668
	Charoen Pokphand Foods PCL	3,633,123	1,941,064
#	Chularat Hospital PCL, Class F	3,264,600	255,460
#	Com7 PCL, Class F	1,057,300	522,088
	CP ALL PCL	2,220,100	3,444,570
	CP Axtra PCL	86,200	75,594
	Delta Electronics Thailand PCL	1,507,800	2,847,976
	Dohome PCL	36,500	10,637
#	Electricity Generating PCL	167,500	508,466
#	Energy Absolute PCL	1,136,300	942,828
#	Global Power Synergy PCL, Class F	282,900	374,045
	Gulf Energy Development PCL	1,161,100	1,261,044
	Hana Microelectronics PCL	237,900	248,749
	Home Product Center PCL	3,733,413	1,047,693
	Indorama Ventures PCL	1,449,500	934,783
#	Intouch Holdings PCL, Class F	341,400	617,210
	IRPC PCL	12,257,000	651,546
	I-TAIL Corp. PCL	32,600	19,528
*	Jasmine Technology Solution PCL	24,300	33,113
	Kasikornbank PCL	167,300	589,116
	Kasikornbank PCL, NVDR	5,500	19,367
	KCE Electronics PCL	771,600	817,196
#	Kiatnakin Phatra Bank PCL	304,700	427,534
	Krung Thai Bank PCL	1,429,987	648,240
	Krungthai Card PCL	660,700	766,597

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Land & Houses PCL	6,279,800	$1,262,399
	MBK PCL	225,100	103,257
	Mega Lifesciences PCL	451,400	499,390
	Minor International PCL	2,483,983	2,211,857
	MK Restaurants Group PCL	299,100	300,633
#	Muangthai Capital PCL	900,700	1,105,824
	Ngern Tid Lor PCL	1,802,149	1,016,323
	Osotspa PCL	1,262,400	732,369
	Plan B Media PCL, Class F	2,666,500	600,790
*	PSG Corp. PCL	7,645,600	127,908
	PTT Exploration & Production PCL	1,156,055	4,881,884
	PTT Global Chemical PCL	1,790,525	1,775,548
	PTT Oil & Retail Business PCL	1,544,700	779,436
	PTT PCL	6,973,400	6,350,573
	Ramkhamhaeng Hospital PCL, Class F	61,800	52,111
	Ratch Group PCL	792,000	614,409
	SCB X PCL	355,366	1,021,222
	SCG Packaging PCL	928,300	814,078
	Siam Cement PCL	323,300	2,172,199
	Siam City Cement PCL	110,389	414,033
#	Siam Global House PCL	1,363,798	596,156
	SISB PCL	209,700	219,263
#	Srisawad Corp. PCL	1,033,972	1,143,898
*	Star Petroleum Refining PCL	1,867,600	403,152
	Supalai PCL	1,764,100	942,503
	Thai Life Insurance PCL	89,200	22,144
	Thai Oil PCL	1,294,517	1,903,701
#	Thai Union Group PCL, Class F	3,173,640	1,275,964
	Thanachart Capital PCL	314,900	416,355
	Thonburi Healthcare Group PCL	293,000	316,244
	Tisco Financial Group PCL	277,600	728,457
	TMBThanachart Bank PCL	23,842,097	1,164,441
	TOA Paint Thailand PCL	732,000	498,732
*	True Corp. PCL	11,141,686	2,375,049
	TTW PCL	820,068	199,153
	WHA Corp. PCL	9,104,200	1,228,305

TOTAL THAILAND			89,897,423

TURKEY — (1.0%)
	Akbank TAS	1,930,622	3,553,486
	Aksa Enerji Uretim AS	237,721	282,178
	Alarko Holding AS	123,824	445,031
	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,520	1,293,085
	Arcelik AS	76,332	407,630
	Aselsan Elektronik Sanayi Ve Ticaret AS	414,276	777,162
	BIM Birlesik Magazalar AS	250,195	2,989,066
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,514	102,336
	Borusan Yatirim ve Pazarlama AS	3,253	323,954
	Coca-Cola Icecek AS	71,761	1,608,398
	Dogan Sirketler Grubu Holding AS	1,113,296	500,852
	Dogus Otomotiv Servis ve Ticaret AS	85,554	749,466
	EGE Endustri VE Ticaret AS	725	391,864
Ω	Enerjisa Enerji AS	161,809	339,195
	Enka Insaat ve Sanayi AS	775,859	919,309
	Eregli Demir ve Celik Fabrikalari TAS	629,108	834,914
	Ford Otomotiv Sanayi AS	45,341	1,561,730
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	69,557	152,688
*	Gubre Fabrikalari TAS	23,608	112,388
	Is Yatirim Menkul Degerler AS, Class A	610,951	706,096

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kiler Holding AS	19,833	$27,174
	KOC Holding AS	472,649	3,298,663
#	Kontrolmatik Enerji Ve Muhendislik AS	55,851	406,785
*	Konya Cimento Sanayii AS	1,068	378,360
	Koza Altin Isletmeleri AS	342,314	245,885
	Migros Ticaret AS	59,911	816,507
	Nuh Cimento Sanayi AS	26,563	250,950
	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	543,744
*	Oyak Cimento Fabrikalari AS	355,083	664,088
*	Pegasus Hava Tasimaciligi AS	66,920	2,130,468
*	Petkim Petrokimya Holding AS	1,033,711	660,708
	Politeknik Metal Sanayi ve Ticaret AS	254	145,215
*	Sasa Polyester Sanayi AS	266,173	338,882
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	53,272
*	TAV Havalimanlari Holding AS	190,894	1,293,332
	Tofas Turk Otomobil Fabrikasi AS	91,444	777,205
*	Turk Hava Yollari AO	371,110	3,732,744
*	Turk Telekomunikasyon AS	280,668	349,384
	Turk Traktor ve Ziraat Makineleri AS	19,401	551,124
	Turkcell Iletisim Hizmetleri AS	1,012,801	2,521,418
#	Turkiye Garanti Bankasi AS	391,168	998,706
	Turkiye Is Bankasi AS, Class C	5,155,327	2,181,223
	Turkiye Petrol Rafinerileri AS	622,493	3,758,067
	Turkiye Sigorta AS	200,409	409,822
	Turkiye Sise ve Cam Fabrikalari AS	973,120	1,511,511
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	438,331
	Yapi ve Kredi Bankasi AS	2,835,254	2,839,149

TOTAL TURKEY			49,373,545

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,937,572	6,670,298
	Abu Dhabi Islamic Bank PJSC	1,652,183	5,023,102
	Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	2,470,714
	ADNOC Drilling Co. PJSC	1,576,637	1,656,319
*	Agility Global PLC	2,014,994	713,194
	Aldar Properties PJSC	3,274,893	4,866,871
*	Alpha Dhabi Holding PJSC	382,520	1,470,388
	Dubai Electricity & Water Authority PJSC	3,588,005	2,294,300
	Dubai Islamic Bank PJSC	4,822,301	7,301,222
	Emaar Properties PJSC	6,568,802	14,688,468
	Emirates Integrated Telecommunications Co. PJSC	53,951	85,906
	Emirates NBD Bank PJSC	2,158,919	9,997,193
	Emirates Telecommunications Group Co. PJSC	1,840,642	8,519,403
	First Abu Dhabi Bank PJSC	2,093,677	7,118,041
*	International Holding Co. PJSC	23,954	2,605,155
*	Multiply Group PJSC	1,013,571	634,118

TOTAL UNITED ARAB EMIRATES			76,114,692

UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	243,202	5,591,214

TOTAL COMMON STOCKS			4,973,845,600

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
	Banco Bradesco SA, 7.954%	2,309,338	6,226,309
	Centrais Eletricas Brasileiras SA Class B, 4.387%	103,746	830,352
	Cia Energetica de Minas Gerais, 11.044%	1,422,679	2,676,804

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Companhia Paranaense de Energia Class B, 4.182%	1,103,566	$1,931,868
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	122,300	588,112
	Energisa SA, 4.462%	639	938
	Gerdau SA, 7.761%	569,235	2,001,739
	Itau Unibanco Holding SA, 7.531%	1,848,256	11,162,290
	Petroleo Brasileiro SA, 8.432%	2,968,647	24,023,138
	Raizen SA, 6.330%	1,866,087	1,099,685

	TOTAL BRAZIL		50,541,235

	CHILE — (0.0%)
	Embotelladora Andina SA Class B, 6.361%	234,235	662,411

	COLOMBIA — (0.0%)
	Banco Davivienda SA, 4.810%	4,388	23,489
	Grupo Aval Acciones y Valores SA, 8.639%	764,714	90,253
	Grupo de Inversiones Suramericana SA, 5.666%	74,327	438,043

	TOTAL COLOMBIA		551,785

	SOUTH KOREA — (0.0%)
	Hanwha Solutions Corp., 1.647%	409	6,200

	TOTAL PREFERRED STOCKS		51,761,631

	TOTAL INVESTMENT SECURITIES (Cost $3,029,391,388)		5,025,607,231

			Value†

	SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	4,082,518	47,226,566

	TOTAL INVESTMENTS — (100.0%) (Cost $3,076,617,556)		$5,072,833,797

ADR American Depositary Receipt

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	138	06/21/24	$34,781,921	$34,962,300	$180,379

Total Futures Contracts			$34,781,921	$34,962,300	$180,379

THE EMERGING MARKETS SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$175,991,027	—	—	$175,991,027
Chile	7,880,419	$14,602,373	—	22,482,792
China	147,881,421	1,051,192,289	—	1,199,073,710
Colombia	4,168,574	82,248	—	4,250,822
Czech Republic	—	8,173,508	—	8,173,508
Egypt	181,307	2,288,515	—	2,469,822
Greece	—	26,717,250	—	26,717,250
Hungary	—	12,920,239	—	12,920,239
India	30,937,677	926,195,588	$965,892	958,099,157
Indonesia	—	87,443,543	—	87,443,543
Kuwait	25,092,585	3,190,615	—	28,283,200
Malaysia	—	78,945,829	—	78,945,829
Mexico	118,455,378	—	—	118,455,378
Peru	6,212,361	—	—	6,212,361
Philippines	—	35,090,843	—	35,090,843
Poland	—	53,937,540	—	53,937,540
Qatar	—	39,108,137	—	39,108,137
Saudi Arabia	—	192,903,264	—	192,903,264
South Africa	15,154,102	115,222,093	—	130,376,195
South Korea	4,042,854	629,441,574	—	633,484,428
Taiwan	4,191,881	934,257,800	—	938,449,681
Thailand	81,431,539	8,465,884	—	89,897,423
Turkey	—	49,373,545	—	49,373,545
United Arab Emirates	—	76,114,692	—	76,114,692
United Kingdom	5,591,214	—	—	5,591,214
Preferred Stocks
Brazil	50,541,235	—	—	50,541,235
Chile	—	662,411	—	662,411
Colombia	551,785	—	—	551,785
South Korea	—	6,200	—	6,200
Securities Lending Collateral	—	47,226,566	—	47,226,566

Total Investments in Securities	$678,305,359	$4,393,562,546	$965,892<>	$5,072,833,797

Financial Instruments
Assets
Futures Contracts**	180,379	—	—	180,379

Total Financial Instruments	$180,379	—	—	$180,379

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (4.2%)
	AES Brasil Energia SA	742,446	$1,354,035
	Allied Tecnologia SA	28,000	40,442
	Allos SA	1,099,632	4,421,738
	Alupar Investimento SA	491,671	2,636,082
*	Anima Holding SA	858,173	558,607
	Arezzo Industria e Comercio SA	203,454	2,034,305
	Auren Energia SA	946,804	2,113,288
	Bemobi Mobile Tech SA	168,819	379,409
*	Blau Farmaceutica SA	59,300	115,000
	Boa Safra Sementes SA	56,737	198,753
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,152	949,548
*	BRF SA	706,737	2,297,447
	Brisanet Participacoes SA	194,326	153,437
*	C&A Modas SA	312,520	663,246
	Camil Alimentos SA	343,208	554,542
	Cia Brasileira de Aluminio	480,841	478,748
*	Cia Brasileira de Distribuicao	762,963	430,513
	Cia de Saneamento de Minas Gerais Copasa MG	652,274	2,459,563
	Cia De Sanena Do Parana	1,529,605	5,357,979
	Cia Siderurgica Nacional SA	917,666	2,460,022
	Cielo SA	3,733,592	4,004,951
*	Clear Sale SA	46,700	70,150
*	CM Hospitalar SA	36,898	35,814
*	Cogna Educacao SA	5,942,553	2,483,407
*	Construtora Tenda SA	167,226	397,406
	Cruzeiro do Sul Educacional SA	258,997	200,510
	CSU Digital SA	83,114	285,391
	Cury Construtora e Incorporadora SA	462,501	1,745,757
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	886,068	3,464,003
Ω	Desktop SA	30,936	77,450
	Dexco SA	1,176,010	1,637,436
*	Diagnosticos da America SA	148,074	134,027
	Dimed SA Distribuidora da Medicamentos	259,932	562,153
	Direcional Engenharia SA	394,136	1,770,067
	EcoRodovias Infraestrutura e Logistica SA	771,778	1,077,570
	Eletromidia SA	12,068	40,439
*	Embraer SA	989,509	6,355,222
*	Embraer SA, Sponsored ADR	293,047	7,487,351
	Empreendimentos Pague Menos SA	377,284	183,825
	Enauta Participacoes SA	396,624	2,086,771
	Eternit SA	146,700	199,457
	Even Construtora e Incorporadora SA	318,794	435,897
	Ez Tec Empreendimentos e Participacoes SA	349,956	928,032
	Fleury SA	827,242	2,306,833
	Fras-Le SA	159,099	552,431
Ω	GPS Participacoes e Empreendimentos SA	909,348	3,283,572
	Grendene SA	760,679	902,396
*	Grupo Casas Bahia SA	237,839	313,753
	Grupo De Moda Soma SA	1,608,896	1,880,753
	Grupo Mateus SA	1,594,576	2,278,580
	Grupo SBF SA	315,224	675,055
*	Guararapes Confeccoes SA	286,331	405,295
*	Hidrovias do Brasil SA	1,155,578	976,965
	Hospital Mater Dei SA	7,600	8,313
	Hypera SA	73,351	417,001

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Infracommerce CXAAS SA	392,205	$55,893
*	International Meal Co. Alimentacao SA, Class A	366,842	112,329
	Iochpe Maxion SA	413,811	980,217
	Irani Papel e Embalagem SA	272,617	473,035
*	IRB-Brasil Resseguros SA	195,419	1,598,696
	Jalles Machado SA	262,872	357,408
	JHSF Participacoes SA	1,096,106	907,687
	JSL SA	200,436	446,606
	Kepler Weber SA	413,924	774,025
	Lavvi Empreendimentos Imobiliarios SA	293,400	492,145
	LOG Commercial Properties e Participacoes SA	130,271	545,161
*	Log-in Logistica Intermodal SA	177,871	1,325,657
	Lojas Quero-Quero SA	576,528	461,880
	Lojas Renner SA	2,067,786	6,104,680
Ω	LWSA SA	1,148,678	1,017,586
	M Dias Branco SA	209,869	1,371,751
	Mahle Metal Leve SA	32,996	194,700
	Marcopolo SA	621,600	635,654
*	Marfrig Global Foods SA	855,283	1,556,528
	Melnick Even Desenvolvimento Imobiliario SA	73,800	61,114
	Mills Locacao Servicos e Logistica SA	533,320	1,362,931
	Minerva SA	865,348	1,019,899
*	Moura Dubeux Engenharia SA	178,200	397,746
	Movida Participacoes SA	470,547	639,769
*	MPM Corporeos SA	156,100	27,958
*	MRV Engenharia e Participacoes SA	1,250,974	1,614,129
*	Multilaser Industrial SA	481,420	176,154
	Multiplan Empreendimentos Imobiliarios SA	857,519	3,780,112
*	Oceanpact Servicos Maritimos SA	43,800	52,972
	Odontoprev SA	876,182	2,016,403
*	Oncoclinicas do Brasil Servicos Medicos SA	155,015	219,719
*	Orizon Valorizacao de Residuos SA	123,107	916,321
	Pet Center Comercio e Participacoes SA	1,026,937	931,494
	Petroreconcavo SA	378,355	1,587,712
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	299,650
	Porto Seguro SA	499,833	2,883,911
	Portobello SA	202,139	230,455
	Positivo Tecnologia SA	245,380	434,753
	Romi SA	162,378	317,401
	Santos Brasil Participacoes SA	1,512,578	3,955,785
*	Sao Carlos Empreendimentos e Participacoes SA	83,405	445,568
	Sao Martinho SA	589,276	3,244,502
#	Sendas Distribuidora SA, ADR	177,058	2,253,948
	Sendas Distribuidora SA	1,154,311	2,916,566
* Ω	Ser Educacional SA	45,110	47,954
*	Serena Energia SA	592,542	938,007
	Simpar SA	1,278,112	1,422,695
	SLC Agricola SA	747,131	2,746,740
	Smartfit Escola de Ginastica e Danca SA	538,137	2,506,940
*	SYN prop e tech SA	26,500	44,961
	Tegma Gestao Logistica SA	116,092	541,491
	TOTVS SA	1,646,258	8,731,262
	Transmissora Alianca de Energia Eletrica SA	1,137,423	7,714,832
	Tres Tentos Agroindustrial SA	253,677	494,398
	Trisul SA	258,582	227,578
	Tupy SA	239,172	1,198,946
	Ultrapar Participacoes SA	1,466,307	7,299,626
	Unipar Carbocloro SA	10,575	106,919
	Usinas Siderurgicas de Minas Gerais SA Usiminas	279,562	402,712

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	187,850	$638,515
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	954,778	1,307,336
	Vittia Fertilizantes E Biologicos SA	35,098	37,919
	Vivara Participacoes SA	329,893	1,407,855
	Vulcabras SA	419,776	1,279,716
	Wilson Sons SA	392,984	1,271,450
	Wiz Co	232,044	310,131
	YDUQS Participacoes SA	864,137	2,428,024
*	Zamp SA	722,529	537,103

TOTAL BRAZIL			174,162,457

CHILE — (0.6%)
	Aguas Andinas SA, Class A	5,245,019	1,496,938
	Besalco SA	1,682,393	972,565
	Camanchaca SA	1,471,136	61,876
	CAP SA	148,607	1,062,562
	Cementos BIO BIO SA	352,724	263,060
	Cia Cervecerias Unidas SA	42,522	260,877
	Cia Cervecerias Unidas SA, Sponsored ADR	17,960	217,316
	Clinica Las Condes SA	694	11,458
	Colbun SA	10,640,268	1,366,427
	Cristalerias de Chile SA	130,323	386,876
	Embotelladora Andina SA, ADR, Class B	47,266	791,705
	Empresa Nacional de Telecomunicaciones SA	450,193	1,547,458
	Empresas Lipigas SA	6,383	24,100
*	Engie Energia Chile SA	1,027,463	843,332
	Forus SA	203,654	345,770
	Grupo Security SA	3,176,300	906,522
	Instituto de Diagnostico SA	2,928	4,468
	Inversiones Aguas Metropolitanas SA	985,615	761,759
	Inversiones La Construccion SA	79,619	698,098
	Multiexport Foods SA	2,241,332	546,296
	Parque Arauco SA	1,756,978	2,644,480
	PAZ Corp. SA	1,023,639	635,337
	Ripley Corp. SA	2,099,713	467,993
	Salfacorp SA	1,151,036	657,015
	Sigdo Koppers SA	1,064,975	1,303,417
	SMU SA	5,878,831	1,089,976
	Sociedad Matriz SAAM SA	34,193,871	3,775,020
	Socovesa SA	897,387	83,182
	SONDA SA	1,171,292	522,174
	Vina Concha y Toro SA	1,087,102	1,449,394

TOTAL CHILE			25,197,451

CHINA — (19.0%)
	361 Degrees International Ltd.	3,755,000	2,278,479
*	3D Medicines, Inc.	15,000	12,509
Ω	3SBio, Inc.	5,534,000	4,423,658
*	5I5J Holding Group Co. Ltd., Class A	601,200	163,704
	AAC Technologies Holdings, Inc.	2,164,500	6,888,814
	ADAMA Ltd., Class A	122,500	106,415
	Addsino Co. Ltd., Class A	317,000	312,401
	Advanced Technology & Materials Co. Ltd., Class A	238,300	289,523
	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	318,243
# *	Agile Group Holdings Ltd.	4,656,000	352,959
*	Agora, Inc., ADR	23,025	57,332
*	AIM Vaccine Co. Ltd.	28,600	30,637

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ajisen China Holdings Ltd.	1,634,000	$220,550
# Ω	AK Medical Holdings Ltd.	1,680,000	1,255,042
# *	Alibaba Health Information Technology Ltd.	4,806,000	1,793,978
*	Alibaba Pictures Group Ltd.	34,960,000	2,082,173
# Ω	A-Living Smart City Services Co. Ltd.	1,958,250	744,398
* Ω	Alliance International Education Leasing Holdings Ltd.	1,030,000	66,929
	Allmed Medical Products Co. Ltd., Class A	120,500	136,716
* Ω	Alphamab Oncology	39,000	23,345
	Amoy Diagnostics Co. Ltd., Class A	95,269	286,885
	An Hui Wenergy Co. Ltd., Class A	614,902	706,161
*	ANE Cayman, Inc.	535,500	356,695
	Angang Steel Co. Ltd., Class H	4,430,999	729,617
Ω	Angelalign Technology, Inc.	93,200	933,644
	Anhui Anke Biotechnology Group Co. Ltd., Class A	285,100	401,813
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	445,713
	Anhui Expressway Co. Ltd., Class H	1,738,000	1,913,180
*	Anhui Genuine New Materials Co. Ltd., Class A	91,300	73,481
	Anhui Guangxin Agrochemical Co. Ltd., Class A	180,500	368,649
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	213,729	376,830
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	114,300	299,365
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	221,400	159,521
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	460,742
	Anhui Jinhe Industrial Co. Ltd., Class A	121,800	412,375
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	190,865
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	142,920	213,497
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	302,500	318,120
	Anhui Xinhua Media Co. Ltd., Class A	152,700	153,325
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	276,500	499,362
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	20,252	460,646
*	Anton Oilfield Services Group	6,422,000	352,988
	Aoshikang Technology Co. Ltd., Class A	75,600	269,673
*	Aotecar New Energy Technology Co. Ltd., Class A	809,100	314,093
*	Aowei Holdings Ltd.	1,451,000	88,042
	ApicHope Pharmaceutical Co. Ltd., Class A	142,770	447,808
	APT Satellite Holdings Ltd.	652,000	185,051
# * Ω	Arrail Group Ltd.	140,000	111,916
	Art Group Holdings Ltd.	320,000	9,058
# * Ω	Ascletis Pharma, Inc.	757,000	125,218
	Asia Cement China Holdings Corp.	1,480,000	378,805
Ω	AsiaInfo Technologies Ltd.	684,800	617,559
*	Autel Intelligent Technology Corp. Ltd., Class A	39,792	147,242
	AviChina Industry & Technology Co. Ltd., Class H	7,607,000	3,271,556
Ω	BAIC Motor Corp. Ltd., Class H	5,408,000	1,533,708
* Ω	Bairong, Inc.	95,000	118,861
	Bank of Chongqing Co. Ltd., Class H	1,949,000	1,179,721
Ω	Bank of Qingdao Co. Ltd., Class H	74,000	21,336
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	80,820
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	90,105
	Baowu Magnesium Technology Co. Ltd., Class A	164,900	419,061
*	Baoye Group Co. Ltd., Class H	1,132,000	737,210
*	Baozun, Inc., Sponsored ADR	121,692	316,399
	BBMG Corp., Class H	7,209,000	595,581
*	Be Friends Holding Ltd.	58,000	9,968
	Bear Electric Appliance Co. Ltd., Class A	38,147	306,886
	Befar Group Co. Ltd., Class A	309,700	171,100
	Beibuwan Port Co. Ltd., Class A	278,581	310,428
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	70,920	243,795
	Beijing Capital Development Co. Ltd., Class A	532,676	202,648
*	Beijing Capital International Airport Co. Ltd., Class H	5,730,000	1,823,324

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Career International Co. Ltd., Class A	46,000	$131,381
	Beijing Certificate Authority Co. Ltd., Class A	67,587	193,320
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	212,000	314,533
	Beijing Dahao Technology Corp. Ltd., Class A	139,800	249,998
	Beijing Energy International Holding Co. Ltd.	19,934,000	364,292
	Beijing Enterprises Holdings Ltd.	1,535,500	4,915,978
	Beijing Enterprises Water Group Ltd.	12,240,000	3,087,060
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	361,868	327,776
*	Beijing Haixin Energy Technology Co. Ltd., Class A	565,000	184,134
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	24,769	381,829
*	Beijing Jetsen Technology Co. Ltd., Class A	504,900	356,673
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,650,000	1,131,464
*	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	232,550
*	Beijing Leike Defense Technology Co. Ltd., Class A	312,407	189,314
*	Beijing North Star Co. Ltd., Class H	2,396,000	204,462
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	633,200	73,879
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	277,454	283,911
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	136,448
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	44,867
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	43,400	45,749
*	Beijing Shunxin Agriculture Co. Ltd., Class A	152,300	392,227
*	Beijing Sinnet Technology Co. Ltd., Class A	233,200	299,893
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	281,595
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	193,800	121,658
	Beijing Strong Biotechnologies, Inc., Class A	101,500	259,603
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	91,813
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	779,000	948,128
	Beijing Ultrapower Software Co. Ltd., Class A	144,800	192,299
	Beijing United Information Technology Co. Ltd., Class A	112,000	399,597
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	245,000	66,178
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	91,748
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	51,200	240,107
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	263,657	315,522
*	Bengang Steel Plates Co. Ltd., Class A	401,600	177,766
	Bestore Co. Ltd., Class A	34,700	71,987
*	Bestway Marine & Energy Technology Co. Ltd., Class A	234,300	123,057
# *	Bilibili, Inc., Class Z	504,380	6,404,704
*	Billion Industrial Holdings Ltd.	44,000	24,349
	Binhai Investment Co. Ltd.	50,000	7,618
	Binjiang Service Group Co. Ltd.	125,500	279,041
	Black Peony Group Co. Ltd., Class A	264,549	170,172
Ω	Blue Moon Group Holdings Ltd.	1,740,500	488,242
	Blue Sail Medical Co. Ltd., Class A	252,600	197,465
Ω	BOC Aviation Ltd.	576,000	4,581,352
	BOE Varitronix Ltd.	831,000	573,173
*	Bohai Leasing Co. Ltd., Class A	1,245,700	427,851
	Bosideng International Holdings Ltd.	11,634,000	6,734,542
	Bright Dairy & Food Co. Ltd., Class A	303,700	377,932
	BrightGene Bio-Medical Technology Co. Ltd., Class A	101,648	434,375
††	Brilliance China Automotive Holdings Ltd.	9,222,000	7,657,813
	B-Soft Co. Ltd., Class A	344,348	202,524
	BYD Electronic International Co. Ltd.	194,000	653,544
	C C Land Holdings Ltd.	11,616,015	1,760,613
	C&D International Investment Group Ltd.	2,021,373	4,004,171
	C&D Property Management Group Co. Ltd.	114,000	48,064
	C&S Paper Co. Ltd., Class A	239,078	292,961
	Cabbeen Fashion Ltd.	683,000	65,617

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Camel Group Co. Ltd., Class A	275,435	$312,724
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	377,100	193,894
	Canny Elevator Co. Ltd., Class A	84,800	81,474
#	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,277,817
	Capital Environment Holdings Ltd.	15,260,000	160,422
	Castech, Inc., Class A	135,800	498,596
	CCS Supply Chain Management Co. Ltd., Class A	113,600	73,197
	Central China Management Co. Ltd.	1,270,626	17,867
	Central China New Life Ltd.	828,000	115,958
	Central China Securities Co. Ltd., Class H	3,162,000	446,655
	CETC Digital Technology Co. Ltd., Class A	140,100	386,731
# *	CGN Mining Co. Ltd.	6,980,000	1,799,224
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,486,225
	CGN Nuclear Technology Development Co. Ltd., Class A	237,100	211,526
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	205,029
	Changzhou Qianhong Biopharma Co. Ltd., Class A	162,800	119,873
	Chaoju Eye Care Holdings Ltd.	214,500	104,897
	Chaowei Power Holdings Ltd.	1,603,000	286,290
*	Chen Lin Education Group Holdings Ltd.	416,000	79,930
	Cheng De Lolo Co. Ltd., Class A	256,650	325,611
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	118,582
*	Chengdu CORPRO Technology Co. Ltd., Class A	120,100	270,597
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	113,900	224,998
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	76,477
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	229,988
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	183,795	549,454
	Chengdu Kanghua Biological Products Co. Ltd., Class A	29,300	253,256
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	115,952
	Chengdu Wintrue Holding Co. Ltd., Class A	256,900	287,267
*	Chengtun Mining Group Co. Ltd., Class A	737,100	496,933
	Chenguang Biotech Group Co. Ltd., Class A	95,000	123,588
	Chengzhi Co. Ltd., Class A	295,000	314,645
	Chervon Holdings Ltd.	51,400	124,828
	China Aerospace International Holdings Ltd.	8,284,500	333,387
	China Aircraft Leasing Group Holdings Ltd.	1,104,000	481,170
	China BlueChemical Ltd., Class H	4,880,000	1,549,209
* Ω	China Bohai Bank Co. Ltd., Class H	4,142,500	543,924
*	China Boton Group Co. Ltd.	182,000	58,537
	China CAMC Engineering Co. Ltd., Class A	332,197	351,031
	China Chunlai Education Group Co. Ltd.	41,000	25,090
#	China Cinda Asset Management Co. Ltd., Class H	29,630,000	2,670,158
	China Communications Services Corp. Ltd., Class H	7,542,000	3,605,428
# *	China Conch Environment Protection Holdings Ltd.	3,429,500	325,608
	China Conch Venture Holdings Ltd.	4,553,000	3,321,027
*	China CYTS Tours Holding Co. Ltd., Class A	98,400	147,214
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	1,768,604
	China Design Group Co. Ltd., Class A	171,500	231,627
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,076,000	283,051
# * ††	China Dili Group	12,625,699	199,811
	China Dongxiang Group Co. Ltd.	8,517,985	416,982
# Ω	China East Education Holdings Ltd.	1,231,000	371,112
	China Education Group Holdings Ltd.	3,177,161	1,793,774
	China Electronics Huada Technology Co. Ltd.	2,622,000	435,812
	China Electronics Optics Valley Union Holding Co. Ltd.	7,892,000	307,101
#	China Everbright Environment Group Ltd.	11,255,000	4,563,759
Ω	China Everbright Greentech Ltd.	984,000	83,841
	China Everbright Ltd.	2,864,000	1,527,134
Ω	China Feihe Ltd.	9,856,000	5,389,908
*	China Financial Services Holdings Ltd.	126,200	4,234

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Foods Ltd.	3,906,000	$1,496,071
	China Gas Holdings Ltd.	8,237,600	7,713,119
	China Glass Holdings Ltd.	2,950,000	308,774
# *	China Gold International Resources Corp. Ltd.	743,100	4,304,177
*	China Grand Automotive Services Group Co. Ltd., Class A	1,079,400	222,640
*	China Greenland Broad Greenstate Group Co. Ltd.	4,328,000	33,196
	China Hanking Holdings Ltd.	1,943,000	260,904
	China Harmony Auto Holding Ltd.	866,000	56,054
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	197,525
*	China High Speed Transmission Equipment Group Co. Ltd.	1,398,000	139,437
# ††	China Huiyuan Juice Group Ltd.	3,902,101	174,885
	China International Marine Containers Group Co. Ltd., Class H	3,061,980	2,590,184
	China Jinmao Holdings Group Ltd.	18,508,757	1,568,383
	China Kepei Education Group Ltd.	1,184,000	223,752
	China Kings Resources Group Co. Ltd., Class A	90,440	414,777
	China Leadshine Technology Co. Ltd., Class A	29,900	82,124
	China Lesso Group Holdings Ltd.	3,308,000	1,386,666
	China Lilang Ltd.	1,190,000	727,252
* Ω	China Literature Ltd.	1,223,600	4,370,763
*	China Longevity Group Co. Ltd.	1,076,350	35,361
# * ††	China Maple Leaf Educational Systems Ltd.	4,506,000	211,134
	China Medical System Holdings Ltd.	4,648,500	4,150,409
	China Meidong Auto Holdings Ltd.	1,584,000	511,241
	China Merchants Land Ltd.	3,266,000	118,269
	China Merchants Port Holdings Co. Ltd.	4,578,107	6,045,916
	China Merchants Property Operation & Service Co. Ltd., Class A	206,000	303,447
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	8,815,000	728,316
	China National Accord Medicines Corp. Ltd., Class A	93,800	454,247
	China National Building Material Co. Ltd., Class H	11,802,000	4,566,641
Ω	China New Higher Education Group Ltd.	1,994,000	594,675
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	471,300	330,665
	China Nonferrous Mining Corp. Ltd.	3,347,000	3,025,517
*	China Oil & Gas Group Ltd.	13,878,000	369,402
	China Oriental Group Co. Ltd.	3,506,000	468,022
	China Overseas Grand Oceans Group Ltd.	5,457,434	1,172,266
#	China Overseas Property Holdings Ltd.	4,865,000	2,959,066
	China Power International Development Ltd.	16,804,333	6,781,147
	China Publishing & Media Co. Ltd., Class A	294,115	296,711
	China Railway Hi-tech Industry Co. Ltd., Class A	287,200	309,012
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,153,000	446,852
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	185,202
*	China Rare Earth Holdings Ltd.	5,364,799	241,868
	China Reinsurance Group Corp., Class H	18,220,000	1,297,084
# * †† Ω	China Renaissance Holdings Ltd.	773,400	134,458
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	98,700	427,753
	China Resources Building Materials Technology Holdings Ltd.	7,406,000	1,249,985
	China Resources Medical Holdings Co. Ltd.	2,552,000	1,344,350
Ω	China Resources Pharmaceutical Group Ltd.	5,024,500	3,249,153
#	China Risun Group Ltd.	4,163,000	1,672,152
# *	China Ruyi Holdings Ltd.	17,620,000	4,413,325
*	China Sanjiang Fine Chemicals Co. Ltd.	2,029,000	483,223
# Ω	China Shengmu Organic Milk Ltd.	9,923,000	244,067
	China Shineway Pharmaceutical Group Ltd.	993,200	1,171,438
*	China Silver Group Ltd.	1,048,000	39,279
	China State Construction Development Holdings Ltd.	842,000	263,855
	China State Construction International Holdings Ltd.	3,430,000	3,619,002
# *	China Sunshine Paper Holdings Co. Ltd.	1,828,000	440,593

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	$2,567,494
	China Taiping Insurance Holdings Co. Ltd.	4,399,000	4,022,073
	China Testing & Certification International Group Co. Ltd., Class A	189,192	194,789
# *	China Tianrui Group Cement Co. Ltd., Class C	256,000	1,571
*	China Tianying, Inc., Class A	594,100	383,076
#	China Tobacco International HK Co. Ltd.	561,000	859,303
	China Traditional Chinese Medicine Holdings Co. Ltd.	9,736,000	5,301,492
*	China TransInfo Technology Co. Ltd., Class A	155,100	209,064
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,521,260
	China Tungsten & Hightech Materials Co. Ltd., Class A	295,840	438,503
	China Water Affairs Group Ltd.	3,782,000	2,348,844
	China West Construction Group Co. Ltd., Class A	240,900	196,701
	China XLX Fertiliser Ltd.	1,865,000	847,745
	China Yongda Automobiles Services Holdings Ltd.	2,656,500	719,858
Ω	China Youran Dairy Group Ltd.	114,000	17,381
# * Ω	China Yuhua Education Corp. Ltd.	4,832,000	417,605
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	70,600	20,437
††	China Zhongwang Holdings Ltd.	8,794,400	354,128
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	105,400	119,329
	Chinasoft International Ltd.	9,242,000	5,557,453
	Chongqing Department Store Co. Ltd., Class A	99,800	357,993
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	222,200	418,337
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	29,400	57,571
	Chongqing Gas Group Corp. Ltd., Class A	245,800	202,951
	Chongqing Machinery & Electric Co. Ltd., Class H	3,274,000	282,883
	Chongqing Rural Commercial Bank Co. Ltd., Class H	6,265,000	2,681,625
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	231,826	261,091
	Chongqing Zaisheng Technology Corp. Ltd., Class A	228,220	100,780
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	264,337	426,013
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	283,310	268,524
	CIMC Enric Holdings Ltd.	2,856,000	2,825,643
Ω	CIMC Vehicles Group Co. Ltd., Class H	284,000	267,683
	Cisen Pharmaceutical Co. Ltd., Class A	57,900	127,649
	CITIC Resources Holdings Ltd.	8,460,600	569,911
	City Development Environment Co. Ltd., Class A	161,100	273,347
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	951,116
* Ω	Cloud Music, Inc.	16,150	199,779
# *	ClouDr Group Ltd.	52,700	20,180
*	CMGE Technology Group Ltd.	4,176,000	709,284
	CMST Development Co. Ltd., Class A	518,500	370,168
*	CNFinance Holdings Ltd., ADR	46,226	85,518
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	289,140	310,074
	COFCO Biotechnology Co. Ltd., Class A	365,800	317,655
# *	COFCO Joycome Foods Ltd.	8,412,000	1,908,379
#	Comba Telecom Systems Holdings Ltd.	5,740,001	436,273
	Concord New Energy Group Ltd.	25,104,964	1,948,888
	Consun Pharmaceutical Group Ltd.	2,208,000	1,646,507
*	Continental Aerospace Technologies Holding Ltd.	15,155,722	340,543
	COSCO SHIPPING Development Co. Ltd., Class H	11,661,000	1,220,166
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,592,442
#	COSCO SHIPPING Ports Ltd.	4,673,121	2,867,702
#	CPMC Holdings Ltd.	2,382,000	2,031,971
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	281,842
	CSG Holding Co. Ltd., Class A	344,300	266,257
	CSSC Hong Kong Shipping Co. Ltd.	3,460,000	612,613
	CTS International Logistics Corp. Ltd., Class A	305,720	280,170
*	CWT International Ltd.	24,080,000	138,520
*	Da Ming International Holdings Ltd.	880,000	118,057

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Daan Gene Co. Ltd., Class A	294,060	$282,994
*	Dada Nexus Ltd., ADR	20,162	40,929
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	441,200	291,333
	Dalipal Holdings Ltd.	1,198,000	764,605
#	Datang International Power Generation Co. Ltd., Class H	8,940,000	1,759,400
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	386,856
	DBG Technology Co. Ltd., Class A	180,683	559,088
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	284,852
*	Deppon Logistics Co. Ltd., Class A	114,200	261,431
	Dian Diagnostics Group Co. Ltd., Class A	135,159	262,445
	Digital China Holdings Ltd.	1,800,500	657,243
	Digital China Information Service Group Co. Ltd., Class A	229,764	427,727
*	Dingdang Health Technology Group Ltd.	95,000	14,531
	Dongfang Electric Corp. Ltd., Class H	11,200	15,193
	Dongfang Electronics Co. Ltd., Class A	276,400	400,957
#	Dongfeng Motor Group Co. Ltd., Class H	7,268,000	2,635,686
	Dongguan Aohai Technology Co. Ltd., Class A	64,200	295,332
	Dongguan Development Holdings Co. Ltd., Class A	234,900	327,049
	Dongyue Group Ltd.	4,984,000	4,394,677
# *	DouYu International Holdings Ltd.	53,939	462,794
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,206,000	437,035
# * Ω	East Buy Holding Ltd.	478,000	1,010,590
	East Group Co. Ltd., Class A	531,800	407,460
	E-Commodities Holdings Ltd.	3,824,000	790,879
	Edan Instruments, Inc., Class A	141,500	194,997
	Edifier Technology Co. Ltd., Class A	143,600	252,573
	Edvantage Group Holdings Ltd.	873,516	273,822
	EEKA Fashion Holdings Ltd.	677,500	1,124,929
	Electric Connector Technology Co. Ltd., Class A	89,713	526,426
	Elion Energy Co. Ltd., Class A	780,761	221,026
	Era Co. Ltd., Class A	306,500	194,792
	Essex Bio-technology Ltd.	871,000	255,129
	Eternal Asia Supply Chain Management Ltd., Class A	588,300	292,660
#	EVA Precision Industrial Holdings Ltd.	3,246,435	325,948
	Ever Sunshine Services Group Ltd.	1,652,000	346,997
*	EverChina International Holdings Co. Ltd.	12,920,000	194,630
# * Ω	Everest Medicines Ltd.	447,500	1,389,654
*	Fangda Special Steel Technology Co. Ltd., Class A	536,000	307,397
*	Fanhua, Inc., Sponsored ADR	154,988	495,962
	Far East Horizon Ltd.	4,945,000	3,670,713
	FAWER Automotive Parts Co. Ltd., Class A	398,800	314,799
	Fibocom Wireless, Inc., Class A	160,420	381,560
*	FIH Mobile Ltd.	9,560,000	1,064,272
	Financial Street Holdings Co. Ltd., Class A	607,398	258,346
	FinVolution Group, ADR	376,583	1,796,301
	First Tractor Co. Ltd., Class H	1,033,176	1,069,927
	Foryou Corp., Class A	62,600	268,575
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	63,301
	Fosun International Ltd.	5,664,500	3,342,005
	Fu Shou Yuan International Group Ltd.	4,369,000	2,957,734
	Fufeng Group Ltd.	6,291,600	4,590,677
* ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	178,092	317,771
	Fujian Longking Co. Ltd., Class A	20,300	38,500
	Fujian Star-net Communication Co. Ltd., Class A	134,073	281,912
*	Fullshare Holdings Ltd.	422,000	23,846
*	Fusen Pharmaceutical Co. Ltd.	141,000	15,516
	Gansu Energy Chemical Co. Ltd., Class A	214,700	104,354
	Gansu Shangfeng Cement Co. Ltd., Class A	235,561	225,871

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gaona Aero Material Co. Ltd., Class A	133,520	$326,930
*	Gaush Meditech Ltd.	4,800	12,225
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,500	309,248
*	GDS Holdings Ltd., Class A	3,029,800	3,077,664
	Gemdale Corp., Class A	362,800	198,528
	Gemdale Properties & Investment Corp. Ltd.	18,202,000	647,614
Ω	Genertec Universal Medical Group Co. Ltd.	2,305,000	1,383,916
	Geovis Technology Co. Ltd., Class A	38,985	289,569
	GEPIC Energy Development Co. Ltd., Class A	373,900	322,796
	Getein Biotech, Inc., Class A	128,496	166,484
* Ω	Giant Biogene Holding Co. Ltd.	461,200	2,809,969
	Glarun Technology Co. Ltd., Class A	84,400	166,254
# *	Global New Material International Holdings Ltd.	179,000	93,264
*	Glorious Property Holdings Ltd.	11,042,501	14,093
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	410,014
	GoldenHome Living Co. Ltd., Class A	38,792	116,776
	Goldenmax International Group Ltd., Class A	183,600	174,368
	Goldpac Group Ltd.	1,007,000	185,320
	Goldwind Science & Technology Co. Ltd., Class H	2,272,600	908,706
# *	GOME Retail Holdings Ltd.	34,090,000	143,329
*	Gosuncn Technology Group Co. Ltd., Class A	247,600	121,891
*	Grand Baoxin Auto Group Ltd.	13,992	299
	Grand Pharmaceutical Group Ltd., Class L	3,333,000	1,839,814
	Grandblue Environment Co. Ltd., Class A	54,900	139,467
*	Grandjoy Holdings Group Co. Ltd., Class A	622,400	226,507
*	Greatview Aseptic Packaging Co. Ltd.	2,771,000	748,345
*	Gree Real Estate Co. Ltd., Class A	408,600	328,399
	Greentown China Holdings Ltd.	3,388,648	2,971,223
Ω	Greentown Management Holdings Co. Ltd.	1,836,000	1,569,388
#	Greentown Service Group Co. Ltd.	4,408,000	2,002,653
	GRG Metrology & Test Group Co. Ltd., Class A	132,900	267,760
	Grinm Advanced Materials Co. Ltd., Class A	153,300	202,895
	Guangdong Advertising Group Co. Ltd., Class A	355,200	258,877
	Guangdong Aofei Data Technology Co. Ltd., Class A	207,339	339,782
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	528,800	409,770
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	353,600	281,464
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	397,321
	Guangdong Dongpeng Holdings Co. Ltd., Class A	203,200	191,120
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	214,289
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	146,900	146,108
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	55,500	108,775
	Guangdong Hongda Holdings Group Co. Ltd., Class A	150,300	440,961
	Guangdong Hybribio Biotech Co. Ltd., Class A	157,856	136,044
	Guangdong Investment Ltd.	8,462,000	4,420,254
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	65,100	296,986
	Guangdong Land Holdings Ltd.	514,800	18,765
	Guangdong Sirio Pharma Co. Ltd., Class A	18,900	101,948
	Guangdong South New Media Co. Ltd., Class A	56,100	291,510
	Guangdong Tapai Group Co. Ltd., Class A	289,700	276,549
	Guangdong Topstar Technology Co. Ltd., Class A	51,900	96,758
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	179,030	409,320
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	585,200	176,286
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	167,803	350,205
*	Guangshen Railway Co. Ltd., Class H	4,378,000	1,188,503
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	716,290
	Guangxi LiuYao Group Co. Ltd., Class A	51,780	162,624
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	537,900	181,119
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	330,000	877,829

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	97,600	$321,660
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	228,617
	Guangzhou Restaurant Group Co. Ltd., Class A	121,741	306,893
	Guangzhou Wondfo Biotech Co. Ltd., Class A	100,200	381,973
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	73,000	143,877
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	286,300	255,403
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	196,800	200,688
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	483,496	389,066
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	472,400	257,893
	Guizhou Zhenhua E-chem, Inc., Class A	106,771	190,579
# *	Guolian Securities Co. Ltd., Class H	1,344,000	621,600
	Guomai Technologies, Inc., Class A	147,400	141,471
# * Ω	Haichang Ocean Park Holdings Ltd.	7,932,000	810,604
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	60,551
	Hainan Haide Capital Management Co. Ltd., Class A	181,400	246,401
*	Hainan Meilan International Airport Co. Ltd., Class H	663,000	645,666
	Hainan Poly Pharm Co. Ltd., Class A	103,800	177,293
	Hainan Strait Shipping Co. Ltd., Class A	474,150	420,967
	Haitian International Holdings Ltd.	2,453,000	7,989,045
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,870,000	310,910
	Hand Enterprise Solutions Co. Ltd., Class A	232,000	211,450
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	226,570
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	57,900	147,127
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	182,941
	Hangzhou Lion Microelectronics Co. Ltd., Class A	92,100	279,331
	Hangzhou Onechance Tech Corp., Class A	55,570	136,770
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	71,400	315,295
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	67,663
	Harbin Boshi Automation Co. Ltd., Class A	272,200	575,334
	Harbin Electric Co. Ltd., Class H	1,983,413	640,634
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	65,000	19,485
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	218,768
	HBIS Resources Co. Ltd., Class A	151,000	376,757
* Ω	HBM Holdings Ltd.	1,129,000	168,434
	Health & Happiness H&H International Holdings Ltd	703,000	913,944
*	Healthcare Co. Ltd., Class A	16,300	18,838
	Hefei Meiya Optoelectronic Technology, Inc., Class A	74,700	184,085
	Hefei Urban Construction Development Co. Ltd., Class A	189,100	130,434
	Helens International Holdings Co. Ltd.	75,000	31,481
	Hello Group, Inc., Sponsored ADR	477,192	2,782,029
	Henan Liliang Diamond Co. Ltd., Class A	41,100	191,183
	Henan Lingrui Pharmaceutical Co., Class A	160,300	562,578
	Henan Mingtai Al Industrial Co. Ltd., Class A	235,900	398,339
	Henan Thinker Automatic Equipment Co. Ltd., Class A	48,300	145,424
*	Henan Yicheng New Energy Co. Ltd., Class A	485,600	273,257
	Henan Yuguang Gold & Lead Co. Ltd., Class A	254,900	230,780
*	Henan Yuneng Holdings Co. Ltd., Class A	159,200	93,869
	Henan Zhongyuan Expressway Co. Ltd., Class A	329,223	170,025
	Hengan International Group Co. Ltd.	1,944,500	6,528,018
*	Hengdeli Holdings Ltd.	12,009,399	233,468
	Hexing Electrical Co. Ltd., Class A	149,090	938,969
*	Hezong Sience&Technology Co. Ltd., Class A	239,500	95,931
*	Hi Sun Technology China Ltd.	5,487,000	364,008
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	6,282,496
	Homeland Interactive Technology Ltd.	50,000	13,325
*	Hongli Zhihui Group Co. Ltd., Class A	79,400	67,632
*	Hopson Development Holdings Ltd.	4,531,026	2,153,160
*	Horizon Construction Development Ltd.	166,851	42,370
# * Ω	Hua Hong Semiconductor Ltd.	1,797,000	3,541,353

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huabao Flavours & Fragrances Co. Ltd., Class A	67,886	$174,694
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	430,900	237,679
*	Huafu Fashion Co. Ltd., Class A	362,752	238,236
# *	Huanxi Media Group Ltd.	1,820,000	131,754
	Huapont Life Sciences Co. Ltd., Class A	468,600	299,971
	Huaxin Cement Co. Ltd., Class H	271,400	241,750
#	Huazhong In-Vehicle Holdings Co. Ltd.	1,984,000	593,178
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	895,669	293,266
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	71,800	266,108
	Huishang Bank Corp. Ltd., Class H	34,000	10,346
# * Ω	Huitongda Network Co. Ltd., Class H	22,200	81,229
	Hunan Aihua Group Co. Ltd., Class A	94,287	192,294
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	501,400	177,701
	Hunan Gold Corp. Ltd., Class A	289,800	619,425
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	274,979
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	206,332
*	HUYA, Inc., ADR	253,308	1,137,353
# Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,027,400	4,240,522
*	Hytera Communications Corp. Ltd., Class A	445,900	260,944
*	HyUnion Holding Co. Ltd., Class A	272,100	213,132
# * Ω	iDreamSky Technology Holdings Ltd.	646,800	239,304
Ω	IMAX China Holding, Inc.	306,000	275,202
	Infore Environment Technology Group Co. Ltd., Class A	621,200	438,972
Ω	Ingdan, Inc.	1,760,000	238,442
*	Inkeverse Group Ltd.	716,000	75,319
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	146,400	88,192
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	187,200	331,463
# * Ω	InnoCare Pharma Ltd.	1,663,000	977,751
	Innuovo Technology Co. Ltd., Class A	266,900	228,179
	Inspur Digital Enterprise Technology Ltd.	1,410,000	696,325
	Intco Medical Technology Co. Ltd., Class A	145,227	552,190
	Intron Technology Holdings Ltd.	830,000	199,911
*	iQIYI, Inc., ADR	1,120,179	5,432,868
	IVD Medical Holding Ltd.	291,000	74,770
	Jack Technology Co. Ltd., Class A	117,400	430,314
# * Ω	Jacobio Pharmaceuticals Group Co. Ltd.	514,800	110,821
	Jade Bird Fire Co. Ltd., Class A	151,784	304,095
	Jafron Biomedical Co. Ltd., Class A	7,600	28,858
	Jenkem Technology Co. Ltd., Class A	14,415	159,159
	JH Educational Technology, Inc.	944,000	83,962
	Jia Yao Holdings Ltd.	54,000	24,146
	Jiajiayue Group Co. Ltd., Class A	136,899	200,499
	Jiangling Motors Corp. Ltd., Class A	152,600	548,357
	Jiangsu Azure Corp., Class A	243,600	281,989
	Jiangsu Cnano Technology Co. Ltd., Class A	71,892	290,552
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	151,500	217,211
	Jiangsu Expressway Co. Ltd., Class H	1,254,000	1,229,818
	Jiangsu Guomao Reducer Co. Ltd., Class A	118,800	222,672
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	442,442
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	43,300	290,335
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	143,100	161,683
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	139,100	205,310
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	573,920	311,310
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	139,700	321,731
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	100,240	271,158
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	147,120	443,245
	Jiangsu Linyang Energy Co. Ltd., Class A	415,500	378,561
*	Jiangsu Lopal Tech Co. Ltd., Class A	83,200	111,029
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	104,300	366,060

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	192,952	$272,905
	Jiangsu Shagang Co. Ltd., Class A	515,400	284,768
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	258,600	229,067
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	105,157	130,669
	Jiangsu Sopo Chemical Co., Class A	213,701	200,712
	Jiangsu ToLand Alloy Co. Ltd., Class A	72,735	242,264
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	532,710	304,994
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	583,900	214,739
#	Jiangxi Bank Co. Ltd., Class H	325,000	31,489
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	148,531
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	62,300	70,515
	Jiangxi Wannianqing Cement Co. Ltd., Class A	200,030	153,738
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	27,800	77,521
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	723,257
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	299,034	308,884
	Jiayou International Logistics Co. Ltd., Class A	120,056	421,624
*	Jilin Chemical Fibre, Class A	532,702	267,743
	Jilin Electric Power Co. Ltd., Class A	584,300	381,677
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	17,645
#	Jinchuan Group International Resources Co. Ltd.	7,638,000	746,046
	Jingjin Equipment, Inc., Class A	92,400	295,599
	Jinhui Liquor Co. Ltd., Class A	111,000	335,930
*	Jinke Smart Services Group Co. Ltd., Class H	239,700	277,486
#	JinkoSolar Holding Co. Ltd., ADR	141,757	3,419,179
	Jinlei Technology Co. Ltd., Class A	30,000	77,777
	Jinmao Property Services Co. Ltd.	122,779	38,171
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	185,421
	Jinneng Science&Technology Co. Ltd., Class A	214,500	200,642
* Ω	Jinxin Fertility Group Ltd.	4,172,500	1,407,155
	Jinyu Bio-Technology Co. Ltd., Class A	189,400	238,408
# Ω	Jiumaojiu International Holdings Ltd.	2,781,000	1,746,631
	Jiuzhitang Co. Ltd., Class A	203,300	219,903
	JNBY Design Ltd.	642,000	1,168,932
	Joinn Laboratories China Co. Ltd., Class A	105,800	238,413
	Jointo Energy Investment Co. Ltd. Hebei, Class A	584,396	560,277
	Joy City Property Ltd.	15,012,000	425,167
	Joyoung Co. Ltd., Class A	158,340	252,703
Ω	JS Global Lifestyle Co. Ltd.	4,302,500	829,670
	JSTI Group, Class A	290,388	338,887
	Ju Teng International Holdings Ltd.	3,672,000	484,214
	Juewei Food Co. Ltd., Class A	70,600	197,282
# * Ω	JW Cayman Therapeutics Co. Ltd.	467,500	106,281
*	JY Grandmark Holdings Ltd.	431,000	44,189
	Kaishan Group Co. Ltd., Class A	216,100	385,847
* Ω	Kangda International Environmental Co. Ltd.	467,000	13,828
	Kangji Medical Holdings Ltd.	969,000	891,607
*	Kasen International Holdings Ltd.	1,412,000	49,965
	KBC Corp. Ltd., Class A	25,458	131,296
	Kehua Data Co. Ltd., Class A	102,200	372,475
	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	161,901
*	Kidswant Children Products Co. Ltd., Class A	150,900	134,182
	Kinetic Development Group Ltd.	2,434,000	282,547
	Kingboard Holdings Ltd.	2,344,921	5,153,607
#	Kingboard Laminates Holdings Ltd.	3,720,000	3,186,650
	KingClean Electric Co. Ltd., Class A	73,640	267,406
# *	Kingsoft Cloud Holdings Ltd.	2,408,000	502,634
	Kingsoft Corp. Ltd.	2,800,000	9,097,151
*	Ko Yo Chemical Group Ltd.	808,000	7,509
	Konfoong Materials International Co. Ltd., Class A	20,900	137,873

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Konka Group Co. Ltd., Class A	373,684	$157,827
	KPC Pharmaceuticals, Inc., Class A	259,500	813,103
	Kunlun Energy Co. Ltd.	4,740,000	4,594,855
	Kunshan Dongwei Technology Co. Ltd., Class A	42,256	195,051
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	87,520	295,606
*	KWG Group Holdings Ltd.	4,655,450	208,593
*	KWG Living Group Holdings Ltd.	3,172,225	142,954
*	Lakala Payment Co. Ltd., Class A	162,100	322,192
*	Lancy Co. Ltd., Class A	104,200	250,749
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	16,100	9,378
	Laobaixing Pharmacy Chain JSC, Class A	122,000	562,821
	Lee & Man Chemical Co. Ltd.	648,785	277,675
	Lee & Man Paper Manufacturing Ltd.	3,974,000	1,196,156
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	161,932
Ω	Legend Holdings Corp., Class H	1,743,300	1,231,288
*	Leo Group Co. Ltd., Class A	1,106,543	304,117
	LexinFintech Holdings Ltd., ADR	252,594	424,358
	Leyard Optoelectronic Co. Ltd., Class A	515,300	354,725
	Lianhe Chemical Technology Co. Ltd., Class A	220,700	179,852
*	Liao Ning Oxiranchem, Inc., Class A	173,300	125,698
	Liaoning Cheng Da Co. Ltd., Class A	96,000	137,009
	Liaoning Port Co. Ltd., Class H	650,000	51,250
*	Lier Chemical Co. Ltd., Class A	168,180	221,573
# *	Lifetech Scientific Corp.	14,568,000	3,194,837
*	Lingbao Gold Group Co. Ltd., Class H	10,000	3,745
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	146,900	38,235
# Ω	Linklogis, Inc., Class B	482,500	105,219
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	114,544
	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,198,419
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	134,100	363,962
	LK Technology Holdings Ltd.	1,654,000	670,085
	Loncin Motor Co. Ltd., Class A	319,700	285,713
	Longhua Technology Group Luoyang Co. Ltd., Class A	209,700	179,106
	Longshine Technology Group Co. Ltd., Class A	107,200	147,099
	Lonking Holdings Ltd.	5,896,000	1,083,428
	Luenmei Quantum Co. Ltd., Class A	311,012	252,656
	Luolai Lifestyle Technology Co. Ltd., Class A	46,640	57,894
	Luoniushan Co. Ltd., Class A	204,728	139,377
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	276,300	176,150
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	75,600	210,406
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	183,000	198,884
# * Ω	Luye Pharma Group Ltd.	5,688,500	2,004,386
*	LVGEM China Real Estate Investment Co. Ltd.	1,470,000	151,622
*	Maanshan Iron & Steel Co. Ltd., Class H	4,134,048	604,670
	Maccura Biotechnology Co. Ltd., Class A	134,361	243,017
* Ω	Maoyan Entertainment	1,060,400	1,311,044
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	101,325	387,995
# Ω	Medlive Technology Co. Ltd.	129,000	135,518
# Ω	Meitu, Inc.	7,550,000	3,097,930
	M-Grass Ecology & Environment Group Co. Ltd., Class A	402,300	157,846
*	MicroPort NeuroTech Ltd.	11,000	12,997
# *	Microport Scientific Corp.	1,010,100	803,329
Ω	Midea Real Estate Holding Ltd.	763,600	426,168
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	34,400	259,450
	Min Xin Holdings Ltd.	568,000	184,686
# *	Ming Yuan Cloud Group Holdings Ltd.	2,320,000	722,664
*	Mingfa Group International Co. Ltd.	3,979,000	111,487
	MINISO Group Holding Ltd.	14,000	78,975
*	Minmetals Land Ltd.	5,210,000	233,148

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Minth Group Ltd.	2,301,000	$3,922,297
	MLS Co. Ltd., Class A	322,200	372,025
# *	MMG Ltd.	10,018,999	4,542,853
* Ω	Mobvista, Inc.	682,000	234,020
	Monalisa Group Co. Ltd., Class A	93,400	133,487
*	Morimatsu International Holdings Co. Ltd.	312,000	197,442
	MYS Group Co. Ltd., Class A	131,600	58,255
*	NanJi E-Commerce Co. Ltd., Class A	593,800	251,003
	Nanjing Hanrui Cobalt Co. Ltd., Class A	67,100	263,727
*	Nanjing Sample Technology Co. Ltd., Class H	102,000	10,219
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	223,000	177,355
	Nantong Jianghai Capacitor Co. Ltd., Class A	185,880	390,509
*	Nayuki Holdings Ltd.	73,500	25,875
	NetDragon Websoft Holdings Ltd	841,000	1,178,055
	New Hope Dairy Co. Ltd., Class A	117,400	161,341
# * Ω	New Horizon Health Ltd.	269,500	487,137
*	New World Department Store China Ltd	1,124,462	34,698
*	Newborn Town, Inc.	766,000	330,727
	Nexteer Automotive Group Ltd.	2,692,000	1,418,972
*	Nine Dragons Paper Holdings Ltd.	5,012,000	2,214,339
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	62,300	240,789
	Ningbo Huaxiang Electronic Co. Ltd., Class A	192,238	368,648
	Ningbo Xusheng Group Co. Ltd., Class A	91,900	173,499
	Ningbo Yunsheng Co. Ltd., Class A	187,000	154,924
# *	Niu Technologies, Sponsored ADR	109,628	248,856
	Noah Holdings Ltd., Sponsored ADR	21,336	268,194
	Norinco International Cooperation Ltd., Class A	234,986	391,171
	North Huajin Chemical Industries Co. Ltd., Class A	367,800	249,166
	Northeast Pharmaceutical Group Co. Ltd., Class A	199,203	130,462
	Northking Information Technology Co. Ltd., Class A	101,252	238,474
	NSFOCUS Technologies Group Co. Ltd., Class A	170,312	157,203
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	152,680	118,304
# * Ω	Ocumension Therapeutics.	681,000	619,583
	Olympic Circuit Technology Co. Ltd., Class A	123,835	307,107
#	Onewo, Inc., Class H	36,300	95,638
	Opple Lighting Co. Ltd., Class A	87,030	217,897
	ORG Technology Co. Ltd., Class A	587,720	378,369
*	Orient Group, Inc., Class A	847,900	173,063
*	Oriental Energy Co. Ltd., Class A	345,700	436,148
	Pacific Online Ltd.	1,650,365	88,683
	PAX Global Technology Ltd.	1,394,000	1,166,328
*	PCI Technology Group Co. Ltd., Class A	453,340	280,960
# * Ω	Peijia Medical Ltd.	1,253,000	586,240
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	199,782
	Perennial Energy Holdings Ltd.	1,325,000	173,090
	PharmaBlock Sciences Nanjing, Inc., Class A	46,600	216,012
Ω	Pharmaron Beijing Co. Ltd., Class H	175,700	215,375
	PhiChem Corp., Class A	130,926	214,003
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,671,500	2,363,243
	PNC Process Systems Co. Ltd., Class A	92,400	316,127
*	Polaris Bay Group Co. Ltd., Class A	367,800	378,157
#	Poly Property Group Co. Ltd..	6,496,500	1,185,547
	Poly Property Services Co. Ltd., Class H	441,200	1,792,393
	Pony Testing International Group Co. Ltd., Class A	106,370	139,777
Ω	Pop Mart International Group Ltd	1,338,200	5,726,732
	Pou Sheng International Holdings Ltd.	5,799,806	487,608
	Prinx Chengshan Holdings Ltd.	149,000	138,064
# *	Productive Technologies Co. Ltd.	1,938,000	80,174
	PW Medtech Group Ltd.	1,342,000	158,602

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Q Technology Group Co. Ltd.	1,418,000	$583,644
	Qianhe Condiment & Food Co. Ltd., Class A	20,700	44,091
	Qifu Technology, Inc., ADR	349,076	6,384,600
# * Ω	Qingdao Ainnovation Technology Group Co. Ltd., Class H	46,700	28,911
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	306,064
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	116,722	195,829
	Qingdao Gon Technology Co. Ltd., Class A	68,700	218,204
	Qingdao Haier Biomedical Co. Ltd., Class A	69,243	355,173
	Qingdao Hanhe Cable Co. Ltd., Class A	761,300	392,640
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	88,314	170,135
Ω	Qingdao Port International Co. Ltd., Class H	439,000	287,408
*	Qingdao Rural Commercial Bank Corp., Class A	931,400	364,537
	Qingdao Topscomm Communication, Inc., Class A	159,100	124,552
*	Qingling Motors Co. Ltd., Class H	2,560,000	176,198
	Qinhuangdao Port Co. Ltd., Class H	2,041,500	423,770
	QuakeSafe Technologies Co. Ltd., Class A	57,100	86,108
*	Qudian, Inc., Sponsored ADR	255,397	607,845
	Queclink Wireless Solutions Co. Ltd., Class A	43,800	70,453
	Quectel Wireless Solutions Co. Ltd., Class A	56,000	309,998
# *	Radiance Holdings Group Co. Ltd.	90,000	24,418
	Rainbow Digital Commercial Co. Ltd., Class A	267,050	180,174
	Raytron Technology Co. Ltd., Class A	30,672	139,629
*	Realcan Pharmaceutical Group Co. Ltd., Class A	146,400	54,061
	Red Avenue New Materials Group Co. Ltd., Class A	68,900	278,073
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,475,520	292,809
# * †† Ω	Redco Properties Group Ltd.	5,362,000	171,360
	Renhe Pharmacy Co. Ltd., Class A	409,700	368,604
	Rianlon Corp., Class A	50,450	208,747
	Richinfo Technology Co. Ltd., Class A	73,600	198,101
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	225,107
	Riyue Heavy Industry Co. Ltd., Class A	205,900	348,109
*	RongFa Nuclear Equipment Co. Ltd., Class A	335,700	208,293
*	Roshow Technology Co. Ltd., Class A	408,600	328,978
	Ruida Futures Co. Ltd., Class A	68,700	120,417
	Runjian Co. Ltd., Class A	50,400	243,799
	Sanquan Food Co. Ltd., Class A	126,500	218,733
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	284,123
	Sansure Biotech, Inc., Class A	114,174	321,854
#	Sany Heavy Equipment International Holdings Co. Ltd	4,208,000	2,956,882
# *	Seazen Group Ltd.	7,456,571	1,286,604
#	S-Enjoy Service Group Co. Ltd.	851,000	316,181
*	Shaanxi Construction Machinery Co. Ltd., Class A	90,300	36,364
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	267,690	276,861
	Shandong Bohui Paper Industrial Co. Ltd., Class A	311,403	235,121
*	Shandong Chenming Paper Holdings Ltd., Class H	1,160,750	271,092
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	153,187
*	Shandong Denghai Seeds Co. Ltd., Class A	73,400	98,567
	Shandong Dongyue Silicone Material Co. Ltd., Class A	228,200	247,591
	Shandong Head Group Co. Ltd., Class A	79,160	159,711
*	Shandong Hi-Speed New Energy Group Ltd.	1,345,371	333,481
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	363,600	282,980
*	Shandong Humon Smelting Co. Ltd., Class A	230,600	385,061
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	176,816
	Shandong Pharmaceutical Glass Co. Ltd., Class A	58,843	228,866
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,487,600	5,077,701
	Shandong Xiantan Co. Ltd., Class A	105,400	89,109
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	406,294
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	214,300	289,861
	Shanghai AJ Group Co. Ltd., Class A	395,200	245,155

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai AtHub Co. Ltd., Class A	109,060	$282,043
	Shanghai Bailian Group Co. Ltd., Class A	254,700	310,968
	Shanghai Baolong Automotive Corp., Class A	45,200	254,512
	Shanghai Belling Co. Ltd., Class A	78,000	135,183
#	Shanghai Chicmax Cosmetic Co. Ltd.	31,000	186,975
	Shanghai Chinafortune Co. Ltd., Class A	90,300	177,902
	Shanghai Environment Group Co. Ltd., Class A	172,200	220,772
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	82,200	124,901
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	856,000	1,181,968
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	833,000	228,660
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	48,900	216,928
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	152,515
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	98,000	278,642
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	94,500	490,643
* Ω	Shanghai Henlius Biotech, Inc., Class H	12,700	26,321
	Shanghai Industrial Holdings Ltd.	1,336,000	1,865,240
	Shanghai Industrial Urban Development Group Ltd.	4,811,000	298,998
	Shanghai INT Medical Instruments Co. Ltd.	98,000	350,113
	Shanghai Jahwa United Co. Ltd., Class A	135,300	389,828
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	285,102
*	Shanghai Kinetic Medical Co. Ltd., Class A	39,300	26,976
	Shanghai Liangxin Electrical Co. Ltd., Class A	247,265	265,431
	Shanghai Maling Aquarius Co. Ltd., Class A	118,400	103,610
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	132,500	235,136
	Shanghai Medicilon, Inc., Class A	27,711	134,474
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	404,184
	Shanghai Pioneer Holding Ltd.	1,461,000	356,313
	Shanghai Pret Composites Co. Ltd., Class A	197,700	281,411
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	200,627
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	151,357
	Shanghai Runda Medical Technology Co. Ltd., Class A	110,100	274,605
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	267,633	401,540
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	56,000	257,656
	Shanghai Stonehill Technology Co. Ltd., Class A	140,200	57,321
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	160,800	178,627
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	239,348
	Shanghai Wanye Enterprises Co. Ltd., Class A	162,900	290,576
	Shanghai Yaoji Technology Co. Ltd., Class A	70,900	252,249
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	321,261
	Shanxi Blue Flame Holding Co. Ltd., Class A	231,100	214,698
	Shanxi Coking Co. Ltd., Class A	489,417	305,732
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	120,750	150,431
*	Shanying International Holding Co. Ltd., Class A	1,075,215	272,270
*	Shengda Resources Co. Ltd., Class A	162,407	282,156
	Shenzhen Agricultural Products Group Co. Ltd., Class A	393,232	323,375
*	Shenzhen Airport Co. Ltd., Class A	474,600	457,599
	Shenzhen Aisidi Co. Ltd., Class A	301,700	501,192
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	151,289
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	142,695
	Shenzhen Click Technology Co. Ltd., Class A	43,200	67,665
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	182,654
*	Shenzhen Comix Group Co. Ltd., Class A	52,100	41,155
	Shenzhen Das Intellitech Co. Ltd., Class A	532,611	206,289
	Shenzhen Desay Battery Technology Co., Class A	84,394	254,821
	Shenzhen Dynanonic Co. Ltd., Class A	37,500	185,581
	Shenzhen Envicool Technology Co. Ltd., Class A	107,618	493,145
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	275,718	400,533
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,334,946
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	103,100	213,722

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,800	$210,739
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	160,900	267,013
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,500	29,818
	Shenzhen Huaqiang Industry Co. Ltd., Class A	170,300	227,873
	Shenzhen International Holdings Ltd.	4,479,292	3,582,530
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	7,252
#	Shenzhen Investment Ltd.	10,139,720	1,288,934
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	107,157
	Shenzhen Jinjia Group Co. Ltd., Class A	350,400	225,092
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	206,400	146,530
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	29,681	47,258
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	114,000	252,490
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	118,500	352,692
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	95,400	138,563
	Shenzhen Leaguer Co. Ltd., Class A	291,900	246,578
	Shenzhen Megmeet Electrical Co. Ltd., Class A	97,828	293,499
	Shenzhen Microgate Technology Co. Ltd., Class A	212,700	240,079
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	182,075
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	637,300	216,274
	Shenzhen SEG Co. Ltd., Class A	152,400	133,637
	Shenzhen Senior Technology Material Co. Ltd., Class A	44,400	62,543
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,208	150,563
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	263,000	306,163
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	191,878
	Shenzhen Topband Co. Ltd., Class A	256,575	358,122
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	22,100	91,376
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	321,000	626,809
*	Shenzhen World Union Group, Inc., Class A	514,900	130,411
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	201,268	137,101
	Shenzhen Yinghe Technology Co. Ltd., Class A	123,000	277,506
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	188,100	158,197
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	172,000	173,999
	Shinghwa Advanced Material Group Co. Ltd., Class A	11,400	66,784
	Shinva Medical Instrument Co. Ltd., Class A	82,580	253,227
#	Shoucheng Holdings Ltd.	8,363,600	1,500,745
	Shougang Fushan Resources Group Ltd.	5,795,128	2,207,677
*	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	66,921
	Shui On Land Ltd.	11,005,143	1,025,771
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	209,324
	Sichuan Development Lomon Co. Ltd., Class A	415,400	403,148
	Sichuan Expressway Co. Ltd., Class H	3,296,000	1,340,497
	Sichuan Furong Technology Co. Ltd., Class A	113,791	236,359
*	Sichuan Haite High-tech Co. Ltd., Class A	175,576	254,221
*	Sichuan Hexie Shuangma Co. Ltd., Class A	160,738	327,557
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	190,459
*	Sichuan Lutianhua Co. Ltd., Class A	393,200	219,285
	Sichuan Teway Food Group Co. Ltd., Class A	225,900	434,350
	Sichuan Yahua Industrial Group Co. Ltd., Class A	214,700	310,374
	Sihuan Pharmaceutical Holdings Group Ltd.	13,573,000	981,081
	SIIC Environment Holdings Ltd.	128,000	15,459
*	Silver Grant International Holdings Group Ltd.	5,726,000	94,694
# Ω	Simcere Pharmaceutical Group Ltd.	2,388,000	1,639,191
	Sineng Electric Co. Ltd., Class A	49,500	191,300
	Sinocare, Inc., Class A	109,400	360,181
	Sinochem International Corp., Class A	331,200	187,464
	Sinofert Holdings Ltd.	6,383,327	708,521
	Sinofibers Technology Co. Ltd., Class A	84,500	286,451
*	Sinolink Worldwide Holdings Ltd.	11,181,440	120,292
	Sinomach Automobile Co. Ltd., Class A	280,400	274,561

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	4,444,500	$2,862,720
	Sinopec Kantons Holdings Ltd.	3,076,000	1,575,272
*	Sinopec Oilfield Service Corp., Class H	6,682,000	449,361
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,216,000	1,447,004
	Sino-Platinum Metals Co. Ltd., Class A	175,384	359,853
	Sinoseal Holding Co. Ltd., Class A	39,200	191,010
	Sinosoft Co. Ltd., Class A	17,800	70,548
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	281,407
	Sinotrans Ltd., Class H	7,927,000	3,799,941
	Sinotruk Hong Kong Ltd.	2,069,000	5,149,138
	Skyworth Digital Co. Ltd., Class A	197,800	285,493
	Skyworth Group Ltd.	3,826,467	1,573,600
# Ω	Smoore International Holdings Ltd.	3,622,000	3,154,452
	Sobute New Materials Co. Ltd., Class A	109,605	122,185
*	SOHO China Ltd.	6,693,500	646,139
# *	South Manganese Investment Ltd.	2,312,000	140,386
	So-Young International, Inc., ADR	83,482	108,527
	SSY Group Ltd.	5,589,152	3,401,571
*	STO Express Co. Ltd., Class A	296,345	373,604
	Sumavision Technologies Co. Ltd., Class A	336,400	216,674
#	Sun Art Retail Group Ltd.	7,266,000	1,499,763
	Sun Create Electronics Co. Ltd., Class A	37,988	96,769
# *	Sun King Technology Group Ltd.	3,782,000	548,576
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	455,156
	Suning Universal Co. Ltd., Class A	705,300	200,227
	Sunny Optical Technology Group Co. Ltd.	1,005,400	4,863,840
*	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	302,858
	Suofeiya Home Collection Co. Ltd., Class A	48,800	115,015
	Suplet Power Co. Ltd., Class A	23,641	29,779
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	333,618
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	272,078
	Suzhou Good-Ark Electronics Co. Ltd., Class A	196,400	251,102
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	51,900	471,641
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	136,800	137,493
	SY Holdings Group Ltd.	1,294,500	745,714
	Symphony Holdings Ltd.	7,140,000	720,303
	SYoung Group Co. Ltd., Class A	44,200	109,092
	T&S Communications Co. Ltd., Class A	15,137	81,854
	Taiji Computer Corp. Ltd., Class A	51,500	166,387
	Tangrenshen Group Co. Ltd., Class A	337,227	269,737
	Tangshan Jidong Cement Co. Ltd., Class A	170,500	121,233
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	376,326	286,604
	Tayho Advanced Materials Group Co. Ltd., Class A	165,700	241,913
	TCL Electronics Holdings Ltd.	2,874,347	1,889,179
*	Tech-Bank Food Co. Ltd., Class A	176,500	66,052
	Telling Telecommunication Holding Co. Ltd., Class A	251,700	280,108
#	Tenfu Cayman Holdings Co. Ltd.	306,000	178,656
	Three Squirrels, Inc., Class A	66,300	225,192
	Three’s Co. Media Group Co. Ltd., Class A	35,729	256,458
	Tian An China Investment Co. Ltd.	1,515,000	748,654
	Tian Lun Gas Holdings Ltd.	778,000	511,828
	Tiande Chemical Holdings Ltd.	236,000	34,264
	Tiangong International Co. Ltd.	4,302,000	928,456
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	670,316
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	671,700	357,291
	Tianjin Development Holdings Ltd.	1,254,000	307,778
	Tianjin Port Development Holdings Ltd.	7,620,800	610,535
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	200,945
	Tianjin Teda Co. Ltd., Class A	244,600	119,582

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	304,700	$238,095
#	Tianneng Power International Ltd.	2,774,048	2,131,433
	Tianyun International Holdings Ltd.	1,794,000	733,864
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	130,883
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	69,680	352,870
*	Tibet Water Resources Ltd.	9,150,000	306,142
	Tingyi Cayman Islands Holding Corp.	1,614,000	1,781,367
	Tofflon Science & Technology Group Co. Ltd., Class A	165,800	341,740
	Toly Bread Co. Ltd., Class A	308,400	260,404
	Tomson Group Ltd.	460,064	94,672
	Tong Ren Tang Technologies Co. Ltd., Class H	1,823,000	1,252,229
*	Tongcheng Travel Holdings Ltd.	3,499,200	9,209,471
*	Tongdao Liepin Group	716,600	274,045
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	492,280	314,035
	Tongyu Heavy Industry Co. Ltd., Class A	890,953	270,356
	Top Spring International Holdings Ltd.	1,024,000	57,206
*	Topsec Technologies Group, Inc., Class A	252,627	216,733
Ω	Topsports International Holdings Ltd.	5,627,000	3,907,809
	Towngas Smart Energy Co. Ltd.	3,100,818	1,194,569
*	TPV Technology Co. Ltd., Class A	1,095,200	358,183
	Transfar Zhilian Co. Ltd., Class A	565,141	349,217
	TravelSky Technology Ltd., Class H	2,841,000	3,690,551
*	Trigiant Group Ltd.	4,118,000	200,432
# *	Triumph New Energy Co. Ltd., Class H	766,000	521,506
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	109,900	128,010
	Truly International Holdings Ltd.	5,095,573	548,484
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	155,854
*	Tuniu Corp., Sponsored ADR	148,809	150,297
	Unilumin Group Co. Ltd., Class A	261,400	203,788
	Uni-President China Holdings Ltd.	4,377,000	3,356,658
#	United Energy Group Ltd.	29,148,900	2,079,257
*	United Strength Power Holdings Ltd.	26,000	14,018
	Valiant Co. Ltd., Class A	187,251	296,867
	Vats Liquor Chain Store Management JSC Ltd., Class A	98,865	241,195
# * †† Ω	Venus MedTech Hangzhou, Inc., Class H	743,500	401,085
* Ω	Viva Biotech Holdings	3,217,000	216,215
*	Vnet Group, Inc., ADR	396,255	669,671
	Wangneng Environment Co. Ltd., Class A	107,745	214,227
	Wanguo International Mining Group Ltd.	244,000	251,053
	Wanxiang Qianchao Co. Ltd., Class A	396,900	278,430
	Wasion Holdings Ltd.	1,858,000	1,517,325
	Wasu Media Holding Co. Ltd., Class A	356,200	368,385
#	Weibo Corp., Sponsored ADR	4,978	42,910
#	Weibo Corp., Class A	32,420	283,058
	Weifu High-Technology Group Co. Ltd., Class A	99,300	253,939
# * Ω	Weimob, Inc.	2,601,000	455,511
	Wellhope Foods Co. Ltd., Class A	215,480	213,340
	West China Cement Ltd.	5,844,000	892,166
	Western Region Gold Co. Ltd., Class A	74,700	126,912
	Winall Hi-Tech Seed Co. Ltd., Class A	192,753	198,844
	Windey Energy Technology Group Co. Ltd., Class A	156,850	213,153
	Wolong Electric Group Co. Ltd., Class A	308,700	590,065
	Wuhan DR Laser Technology Corp. Ltd., Class A	56,840	354,287
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	164,900	208,955
*	Wuhan P&S Information Technology Co. Ltd., Class A	181,200	125,852
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	37,100	110,657
	Wuhu Token Science Co. Ltd., Class A	482,600	343,076
	Wuling Motors Holdings Ltd.	970,000	52,840

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wushang Group Co. Ltd., Class A	193,082	$202,481
*	Wuxi Boton Technology Co. Ltd., Class A	97,452	192,145
	Wuxi NCE Power Co. Ltd., Class A	56,580	294,872
*	Wuxi Taiji Industry Co. Ltd., Class A	465,900	402,300
	Wuxi Xinje Electric Co. Ltd., Class A	33,300	133,582
# *	XD, Inc.	569,200	1,063,270
	XGD, Inc., Class A	93,400	280,315
# Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,099,000	483,721
	Xiamen Bank Co. Ltd., Class A	512,000	392,991
	Xiamen Intretech, Inc., Class A	152,770	300,560
	Xiamen ITG Group Corp. Ltd., Class A	286,600	291,685
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	133,160
	Xiamen Kingdomway Group Co., Class A	144,400	308,770
	Xiamen Xiangyu Co. Ltd., Class A	267,700	249,581
	Xi’an Triangle Defense Co. Ltd., Class A	110,300	384,289
	Xiandai Investment Co. Ltd., Class A	356,794	195,471
	Xianhe Co. Ltd., Class A	129,200	323,889
	Xilinmen Furniture Co. Ltd., Class A	89,200	230,214
	Xingda International Holdings Ltd.	3,832,456	712,428
	Xingfa Aluminium Holdings Ltd.	481,000	459,548
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	1,791,173
	Xinhuanet Co. Ltd., Class A	106,200	352,586
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	158,054
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	99,088	468,040
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	163,240
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	504,400	332,644
# *	Xinte Energy Co. Ltd., Class H	1,112,800	1,242,356
*	Xinxiang Chemical Fiber Co. Ltd., Class A	96,100	55,275
	Xinxiang Richful Lube Additive Co. Ltd., Class A	61,590	402,414
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	471,400	244,787
#	Xinyi Energy Holdings Ltd.	2,709,772	378,686
	Xinyi Solar Holdings Ltd.	11,946,000	8,219,635
	Xinyu Iron & Steel Co. Ltd., Class A	586,200	312,606
	Xinzhi Group Co. Ltd., Class A	58,300	128,520
*	Xizang Zhufeng Resources Co. Ltd., Class A	181,100	254,932
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	91,600	136,214
* Ω	XJ International Holdings Co. Ltd.	502,000	15,231
	Xtep International Holdings Ltd.	4,884,718	3,087,245
*	Xunlei Ltd., ADR	192,421	298,253
Ω	Yadea Group Holdings Ltd.	3,806,000	7,321,490
	Yangling Metron New Material, Inc., Class A	56,300	187,839
# Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	539,000	566,019
	Yankershop Food Co. Ltd., Class A	46,192	485,031
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	65,100	216,227
	Yantai China Pet Foods Co. Ltd., Class A	70,300	243,972
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	191,613	365,329
	Yantai Eddie Precision Machinery Co. Ltd., Class A	146,892	351,927
*	YanTai Shuangta Food Co. Ltd., Class A	51,600	30,231
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	40,450	131,535
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	207,586
# *	Yeahka Ltd.	481,600	630,989
	Yeebo International Holdings Ltd.	256,000	120,705
	YGSOFT, Inc., Class A	374,832	272,817
	Yibin Tianyuan Group Co. Ltd., Class A	289,200	183,666
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	1,349,919
*	Yifan Pharmaceutical Co. Ltd., Class A	182,709	332,385
	Yihai International Holding Ltd.	1,549,000	3,192,753
*	Yijiahe Technology Co. Ltd., Class A	6,900	20,001
	Yip’s Chemical Holdings Ltd.	720,000	142,083

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yiren Digital Ltd., Sponsored ADR	240,450	$1,211,868
Ω	Yixin Group Ltd.	2,924,000	248,945
	Yixintang Pharmaceutical Group Co. Ltd., Class A	135,200	392,950
	Yonfer Agricultural Technology Co. Ltd., Class A	295,400	479,157
	Yotrio Group Co. Ltd., Class A	545,900	203,794
	Youngy Co. Ltd., Class A	41,700	209,877
*	Youzu Interactive Co. Ltd., Class A	163,800	218,097
#	Yuexiu Property Co. Ltd.	4,904,456	2,927,075
	Yuexiu Transport Infrastructure Ltd.	2,574,018	1,276,820
	Yusys Technologies Co. Ltd., Class A	129,900	231,603
# *	Zai Lab Ltd.	537,400	863,769
	ZBOM Home Collection Co. Ltd., Class A	140,823	289,447
	Zengame Technology Holding Ltd.	166,000	72,549
	Zhaojin Mining Industry Co. Ltd., Class H	3,906,000	6,290,341
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	75,722	129,586
	Zhejiang Cfmoto Power Co. Ltd., Class A	29,000	558,700
	Zhejiang Communications Technology Co. Ltd., Class A	648,480	343,127
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	470,259	319,954
	Zhejiang Crystal-Optech Co. Ltd., Class A	274,198	543,878
	Zhejiang Expressway Co. Ltd., Class H	4,907,920	3,208,949
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	132,400	208,283
# * ††	Zhejiang Glass Co. Ltd., Class H	415,000	0
	Zhejiang HangKe Technology, Inc. Co., Class A	120,730	350,834
	Zhejiang Hangmin Co. Ltd., Class A	130,400	138,599
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	381,030	332,692
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,500	522,107
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	307,495
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	77,431	228,098
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	71,000	200,460
*	Zhejiang Jingu Co. Ltd., Class A	346,600	262,592
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	469,944
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	529,600	293,679
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	29,464	101,435
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	143,000	316,798
	Zhejiang Medicine Co. Ltd., Class A	230,700	316,788
	Zhejiang Meida Industrial Co. Ltd., Class A	155,940	208,880
*	Zhejiang Narada Power Source Co. Ltd., Class A	188,800	271,096
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	717,361	381,790
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	50,142	203,866
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	111,500	264,824
	Zhejiang Runtu Co. Ltd., Class A	282,434	257,610
	Zhejiang Semir Garment Co. Ltd., Class A	482,300	432,741
*	Zhejiang Shibao Co. Ltd., Class H	720,000	198,882
	Zhejiang Southeast Space Frame Co. Ltd., Class A	286,200	182,702
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	10,100	17,472
	Zhejiang Tiantie Industry Co. Ltd., Class A	234,341	157,263
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,605	223,179
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	499,920	1,117,234
*	Zhejiang Wanliyang Co. Ltd., Class A	306,670	254,558
	Zhejiang Wanma Co. Ltd., Class A	233,200	268,064
	Zhejiang Wansheng Co. Ltd., Class A	91,900	124,791
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	103,900	344,158
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	360,307
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	246,600	304,284
	Zhejiang Yasha Decoration Co. Ltd., Class A	311,500	169,205
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	360,875
	Zhende Medical Co. Ltd., Class A	30,800	91,340
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,670,156
*	Zhihu, Inc.	72,800	91,639

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,135,900	$3,592,416
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	41,900	11,476
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	557,400	411,487
	Zhongshan Public Utilities Group Co. Ltd., Class A	356,700	379,865
	Zhongsheng Group Holdings Ltd.	1,842,500	3,360,322
* ††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
# *	Zhongyu Energy Holdings Ltd.	2,066,306	1,288,819
	Zhongyuan Environment-Protection Co. Ltd., Class A	68,000	73,706
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,307,500	789,647
*	Zhuguang Holdings Group Co. Ltd.	4,456,000	76,204
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	70,000	250,881
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	78,000	242,308
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	479,800	364,266

TOTAL CHINA			780,648,892

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	438,883	1,000,727
	Bolsa de Valores de Colombia	60,097	159,625
	Celsia SA ESP	967,204	1,017,006
	Cementos Argos SA	539,310	1,116,288
*	CEMEX Latam Holdings SA	765,979	819,674
	Corp. Financiera Colombiana SA	266,581	1,005,711
	Grupo Argos SA	180,509	741,730
#	Grupo Aval Acciones y Valores SA, ADR	4,190	10,014
	Mineros SA	184,580	143,505
	Promigas SA ESP	10,240	17,202

TOTAL COLOMBIA			6,031,482

GREECE — (0.5%)
*	Aegean Airlines SA	126,702	1,699,923
	Athens Water Supply & Sewage Co. SA	90,498	551,862
	Autohellas Tourist & Trading SA	61,105	834,890
	Avax SA	127,608	201,123
	Bank of Greece	85,533	1,277,761
*	Ellaktor SA	99,632	278,224
	ElvalHalcor SA	146,093	299,441
	Epsilon Net SA	33,247	425,775
	Fourlis Holdings SA	107,714	474,166
	GEK Terna SA	243,767	4,343,322
	Hellenic Exchanges - Athens Stock Exchange SA	149,524	819,823
	Holding Co. ADMIE IPTO SA	305,384	724,803
	Ideal Holdings SA	20,861	138,963
	Intracom Holdings SA	144,281	559,460
*	Intrakat Technical & Energy Projects SA	124,770	716,841
	Kri-Kri Milk Industry SA	488	5,562
*	LAMDA Development SA	162,229	1,190,551
	Piraeus Port Authority SA	25,327	669,331
	Quest Holdings SA	69,182	428,137
	Sarantis SA	131,589	1,662,113
	Terna Energy SA	47,531	924,020
	Thrace Plastics Holding & Co	15,799	67,366
	Titan Cement International SA	93,668	2,964,901

TOTAL GREECE.			21,258,358

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
* ††	China Properties Investment Holdings Ltd.	2,045,000	$0
#	Gushengtang Holdings Ltd.	303,800	1,801,938
*	Kai Yuan Holdings Ltd.	8,620,000	16,455
††	MediCare International Ltd.	6,950,000	38,292
††	Nan Hai Corp. Ltd.	24,100,000	20,333
*	Sinic Holdings Group Co. Ltd.	235,000	0
††	Sino-I Technology Ltd.	3,950,000	1,919
* ††	Tian Shan Development Holding Ltd.	1,844,000	0
	Time Interconnect Technology Ltd.	88,000	20,845
††	Untrade.Ch Wood Opti	1,748,000	37,719
* ††	Untrade.Lumena Newmat	363,249	0

TOTAL HONG KONG			1,937,501

HUNGARY — (0.1%)
# *	4iG Nyrt	35,524	78,481
	Magyar Telekom Telecommunications PLC	615,145	1,551,394
# *	Opus Global Nyrt	635,092	654,117
	Richter Gedeon Nyrt	36,999	942,053

TOTAL HUNGARY			3,226,045

INDIA — (24.8%)
	360 ONE WAM Ltd.	626,108	5,852,570
*	3i Infotech Ltd.	111,462	52,020
	3M India Ltd.	3,206	1,165,087
	63 Moons Technologies Ltd.	3,498	18,045
	Aarti Drugs Ltd.	105,013	633,681
	Aarti Industries Ltd.	481,467	4,270,611
	Aarti Pharmalabs Ltd.	113,222	692,967
*	Aavas Financiers Ltd.	78,831	1,537,521
	Abbott India Ltd.	15,291	4,854,199
	Accelya Solutions India Ltd.	3,300	66,445
	Action Construction Equipment Ltd.	93,884	1,705,261
	ADF Foods Ltd.	14,720	39,858
*	Aditya Birla Capital Ltd.	19,569	54,470
	Advanced Enzyme Technologies Ltd.	165,793	784,181
	Aegis Logistics Ltd.	487,364	3,971,957
*	Aether Industries Ltd.	9,978	99,564
*	Affle India Ltd.	51,502	689,965
	AGI Greenpac Ltd.	39,239	391,870
	Agro Tech Foods Ltd.	49,190	444,134
	Ahluwalia Contracts India Ltd.	52,561	700,574
	AIA Engineering Ltd.	166,966	7,570,728
	Ajanta Pharma Ltd.	144,036	3,814,304
	Akzo Nobel India Ltd.	42,912	1,258,985
	Alembic Ltd.	269,593	298,921
	Alembic Pharmaceuticals Ltd.	186,858	2,236,628
	Alkyl Amines Chemicals	48,225	1,176,031
*	Allcargo Gati Ltd.	144,447	184,189
	Allcargo Logistics Ltd.	851,660	745,718
	Allcargo Terminals Ltd.	216,315	153,664
*	Alok Industries Ltd.	985,996	322,426
	Amara Raja Energy & Mobility Ltd.	309,780	4,064,524
*	Amber Enterprises India Ltd.	50,515	2,335,934
	Ambika Cotton Mills Ltd.	2,332	43,099
	Amrutanjan Health Care Ltd.	12,919	108,104
	Anant Raj Ltd.	386,981	1,671,429
	Andhra Paper Ltd.	12,953	82,383
	Andhra Sugars Ltd.	165,885	212,974

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Angel One Ltd.	89,060	$2,975,682
	Anup Engineering Ltd.	532	11,357
	Apar Industries Ltd.	43,907	4,135,458
	Apcotex Industries Ltd.	31,873	172,771
	APL Apollo Tubes Ltd.	317,776	5,947,836
	Apollo Pipes Ltd.	23,799	185,667
	Apollo Tyres Ltd.	1,058,537	6,468,404
	Aptech Ltd.	9,093	28,146
	Arvind Fashions Ltd.	178,503	1,020,203
	Arvind Ltd.	541,245	2,031,847
	Arvind SmartSpaces Ltd.	33,199	293,895
	Asahi India Glass Ltd.	337,184	2,427,091
	Ashiana Housing Ltd.	72,484	322,720
*	Ashoka Buildcon Ltd.	402,491	838,478
	Astec Lifesciences Ltd.	723	11,118
Ω	Aster DM Healthcare Ltd.	293,085	1,213,855
	Astra Microwave Products Ltd.	162,812	1,356,217
	AstraZeneca Pharma India Ltd.	4,051	258,227
	Atul Ltd.	52,252	3,751,608
Ω	AU Small Finance Bank Ltd.	347,284	2,626,690
	AurionPro Solutions Ltd.	8,492	254,376
	Aurobindo Pharma Ltd.	93,030	1,280,020
	Automotive Axles Ltd.	15,893	359,959
	Avadh Sugar & Energy Ltd.	13,696	98,686
	Avanti Feeds Ltd.	134,475	858,655
	Bajaj Consumer Care Ltd.	273,810	791,646
	Bajaj Electricals Ltd.	18,179	206,584
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	1,038,476
	Bajaj Holdings & Investment Ltd.	22,844	2,233,790
	Balaji Amines Ltd.	38,797	1,015,745
	Balmer Lawrie & Co. Ltd.	230,549	751,506
	Balrampur Chini Mills Ltd.	400,664	1,909,252
	Banco Products India Ltd.	54,696	408,436
Ω	Bandhan Bank Ltd.	1,664,813	3,740,012
	Bank of Maharashtra	1,614,113	1,351,900
	Bannari Amman Sugars Ltd.	12,348	393,033
	BASF India Ltd.	43,424	1,939,691
	Bata India Ltd.	186,327	3,052,264
	Bayer CropScience Ltd.	22,864	1,511,462
	BEML Ltd.	65,577	2,752,538
*	BF Utilities Ltd.	59,511	613,886
	Bhansali Engineering Polymers Ltd.	335,166	404,716
	Bharat Bijlee Ltd.	14,396	556,445
	Bharat Dynamics Ltd.	127,792	3,015,697
	Bharat Heavy Electricals Ltd.	3,064,501	10,288,012
	Bharat Rasayan Ltd.	3,159	362,320
	Biocon Ltd.	1,199,449	4,277,616
	Birla Corp. Ltd.	92,209	1,582,583
	Birlasoft Ltd.	579,755	4,499,317
*	Black Box Ltd.	29,029	83,636
	BLS International Services Ltd.	117,695	493,276
	Blue Dart Express Ltd.	17,288	1,305,640
	Blue Star Ltd.	314,826	5,628,398
	Bombay Burmah Trading Co.	59,813	1,113,624
*	Bombay Dyeing & Manufacturing Co. Ltd.	256,351	527,768
*	Borosil Ltd.	24,794	105,107
*	Borosil Renewables Ltd.	57,372	360,264
	Brigade Enterprises Ltd.	342,612	4,221,938
*	Brightcom Group Ltd.	2,455,807	410,016

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	221,938	$7,362,329
	Can Fin Homes Ltd.	254,604	2,328,560
*	Capacit’e Infraprojects Ltd.	76,517	284,560
	Caplin Point Laboratories Ltd.	72,924	1,184,174
	Carborundum Universal Ltd.	262,916	4,476,218
	Care Ratings Ltd.	72,893	1,034,253
*	Cartrade Tech Ltd.	31,970	270,508
	Carysil Ltd.	18,432	207,251
	Castrol India Ltd.	1,016,603	2,554,473
	CCL Products India Ltd.	270,942	1,918,955
	CE Info Systems Ltd.	13,707	327,794
	Ceat Ltd.	72,128	2,212,740
	Central Depository Services India Ltd.	186,815	4,700,071
	Century Enka Ltd.	24,543	138,282
	Century Plyboards India Ltd.	196,359	1,496,934
	Century Textiles & Industries Ltd.	148,574	3,551,441
	Cera Sanitaryware Ltd.	18,768	1,611,289
	CESC Ltd.	2,101,996	3,695,379
	CG Power & Industrial Solutions Ltd.	100,197	663,508
*	Chalet Hotels Ltd.	55,367	572,207
	Chambal Fertilisers & Chemicals Ltd.	504,180	2,562,159
	Chennai Petroleum Corp. Ltd.	157,831	1,930,662
* ††	Chennai Super Kings Cricket Ltd.	1,658,632	0
*	Choice International Ltd.	10,876	42,384
	Cholamandalam Financial Holdings Ltd.	377,242	4,858,038
	CIE Automotive India Ltd.	431,037	2,533,553
	Cigniti Technologies Ltd.	24,650	395,602
	City Union Bank Ltd.	1,169,226	2,250,253
	CMS Info Systems Ltd.	79,512	394,808
Ω	Cochin Shipyard Ltd.	288,666	4,518,013
* Ω	Coffee Day Enterprises Ltd.	414,128	309,119
	Coforge Ltd.	124,463	7,572,840
	Computer Age Management Services Ltd.	101,936	3,905,253
	Confidence Petroleum India Ltd.	147,265	158,119
	Coromandel International Ltd.	375,411	5,437,662
	Cosmo First Ltd.	18,188	130,229
*	CreditAccess Grameen Ltd.	129,564	2,341,908
	CRISIL Ltd.	57,122	2,973,998
	Crompton Greaves Consumer Electricals Ltd.	1,639,285	6,249,855
*	CSB Bank Ltd.	152,631	675,877
	Cyient Ltd.	151,592	3,276,524
	Dalmia Bharat Ltd.	107,341	2,361,462
	Dalmia Bharat Sugar & Industries Ltd.	23,695	114,832
	Datamatics Global Services Ltd.	10,803	77,086
	DB Corp. Ltd.	145,648	491,867
	DCB Bank Ltd.	653,604	1,093,351
	DCM Shriram Industries Ltd.	8,486	20,961
	DCM Shriram Ltd.	127,523	1,477,409
	DCW Ltd.	319,843	212,030
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,348,527
	Deepak Nitrite Ltd.	190,701	5,558,195
*	Delhivery Ltd.	600,812	3,230,367
	Delta Corp. Ltd.	446,857	653,676
*	DEN Networks Ltd.	233,564	142,420
	Dhampur Sugar Mills Ltd.	84,288	238,433
*	Dhani Services Ltd.	685,539	424,917
	Dhanuka Agritech Ltd.	38,364	642,861
Ω	Dilip Buildcon Ltd.	129,176	724,562
*	Dish TV India Ltd.	3,334,646	700,999

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dishman Carbogen Amcis Ltd.	171,479	$476,371
	Dixon Technologies India Ltd.	94,230	9,394,465
	Dollar Industries Ltd.	20,031	138,262
Ω	Dr Lal PathLabs Ltd.	121,042	3,441,250
	Dwarikesh Sugar Industries Ltd.	181,312	158,096
	Dynamatic Technologies Ltd.	5,921	588,170
	eClerx Services Ltd.	91,620	2,701,585
	Edelweiss Financial Services Ltd.	1,674,626	1,563,888
	EID Parry India Ltd.	250,294	1,855,259
	EIH Associated Hotels	7,709	68,350
	EIH Ltd.	338,723	1,941,988
	Elecon Engineering Co. Ltd.	17,123	232,993
	Electrosteel Castings Ltd.	1,333,553	3,048,899
	Elgi Equipments Ltd.	530,070	4,143,850
	Emami Ltd.	559,872	3,254,162
	eMudhra Ltd.	8,246	74,981
Ω	Endurance Technologies Ltd.	59,557	1,415,575
	Engineers India Ltd.	737,796	2,152,350
	Epigral Ltd.	47,103	747,546
	EPL Ltd.	401,706	871,675
Ω	Equitas Small Finance Bank Ltd.	1,629,321	1,892,164
* Ω	Eris Lifesciences Ltd.	110,810	1,187,330
	ESAB India Ltd.	10,199	649,440
	Escorts Kubota Ltd.	75,663	3,051,259
	Everest Industries Ltd.	6,837	102,358
	Exide Industries Ltd.	1,116,111	6,321,980
*	FDC Ltd.	169,618	922,626
	Federal Bank Ltd.	4,686,932	9,117,644
*	Federal-Mogul Goetze India Ltd.	26,987	117,788
	FIEM Industries Ltd.	19,282	278,681
	Fine Organic Industries Ltd.	14,450	755,085
*	Fino Payments Bank Ltd.	13,562	47,121
	Finolex Cables Ltd.	247,461	3,113,702
	Finolex Industries Ltd.	914,854	2,918,627
	Firstsource Solutions Ltd.	1,067,513	2,703,628
	Force Motors Ltd.	12,314	1,398,209
	Fortis Healthcare Ltd.	1,577,328	8,289,732
	Gabriel India Ltd.	222,859	1,047,015
	Galaxy Surfactants Ltd.	22,618	707,863
	Ganesh Housing Corp. Ltd.	26,347	252,204
	Ganesha Ecosphere Ltd.	1,120	14,324
	Garden Reach Shipbuilders & Engineers Ltd.	76,119	898,955
	Garware Technical Fibres Ltd.	34,590	1,331,972
	Gateway Distriparks Ltd.	989,201	1,267,400
*	GE T&D India Ltd.	55,681	756,624
	Genus Power Infrastructures Ltd.	219,641	784,431
	GHCL Ltd.	188,128	1,155,655
*	GHCL Textiles Ltd.	185,148	184,298
	GIC Housing Finance Ltd.	94,840	251,641
	Gillette India Ltd.	18,742	1,494,028
	GlaxoSmithKline Pharmaceuticals Ltd.	78,084	1,949,318
	Glenmark Pharmaceuticals Ltd.	462,437	5,867,347
*	Global Health Ltd.	47,020	820,596
	GMM Pfaudler Ltd.	64,920	1,104,974
*	GMR Airports Infrastructure Ltd.	5,656,554	5,763,355
*	Go Fashion India Ltd.	2,439	32,070
	Godawari Power & Ispat Ltd.	111,203	1,183,577
	Godfrey Phillips India Ltd.	45,867	1,841,042
Ω	Godrej Agrovet Ltd.	48,105	314,556

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Industries Ltd.	181,968	$2,101,442
*	Godrej Properties Ltd.	4,185	132,193
	Gokaldas Exports Ltd.	19,720	208,750
	Goodyear India Ltd.	11,757	163,751
	Granules India Ltd.	409,109	2,082,495
	Graphite India Ltd.	219,350	1,772,087
	Grauer & Weil India Ltd.	285,408	304,224
	Gravita India Ltd.	46,021	535,646
	Great Eastern Shipping Co. Ltd.	315,488	4,116,543
	Greaves Cotton Ltd.	294,290	498,390
	Greenlam Industries Ltd.	45,784	332,527
	Greenpanel Industries Ltd.	123,685	466,562
	Greenply Industries Ltd.	97,847	300,716
	Grindwell Norton Ltd.	115,976	2,958,901
*	GTL Infrastructure Ltd.	1,579,295	31,993
	Gujarat Alkalies & Chemicals Ltd.	97,139	921,262
	Gujarat Ambuja Exports Ltd.	487,116	983,440
	Gujarat Fluorochemicals Ltd.	82,041	3,532,244
	Gujarat Gas Ltd.	283,364	1,852,974
	Gujarat Industries Power Co. Ltd.	176,262	397,912
	Gujarat Mineral Development Corp. Ltd.	235,508	1,178,768
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	229,748	1,955,701
	Gujarat Pipavav Port Ltd.	874,585	2,207,843
	Gujarat State Fertilizers & Chemicals Ltd.	670,003	1,968,936
	Gujarat State Petronet Ltd.	856,449	3,020,963
	Gulf Oil Lubricants India Ltd.	44,273	545,607
	Happiest Minds Technologies Ltd.	118,132	1,150,515
*	Hathway Cable & Datacom Ltd.	1,222,690	322,165
	Hatsun Agro Product Ltd.	130,161	1,701,726
	HBL Power Systems Ltd.	305,656	1,866,269
*	HealthCare Global Enterprises Ltd.	71,139	311,142
	HEG Ltd.	39,034	1,099,028
	HeidelbergCement India Ltd.	200,096	482,608
	Heritage Foods Ltd.	117,371	464,506
	Hester Biosciences Ltd.	9,221	183,164
	HFCL Ltd.	2,094,768	2,522,930
	HG Infra Engineering Ltd.	48,180	682,829
	Hikal Ltd.	161,318	584,736
	HIL Ltd.	14,909	476,754
	Himadri Speciality Chemical Ltd.	640,903	2,875,266
*	Himatsingka Seide Ltd.	28,673	49,087
	Hinduja Global Solutions Ltd.	30,211	316,501
*	Hindustan Construction Co. Ltd.	3,452,208	1,563,232
	Hindustan Copper Ltd.	654,730	3,015,205
*	Hindustan Oil Exploration Co. Ltd.	190,919	492,835
	Hindware Home Innovation Ltd.	35,494	153,186
	Hitachi Energy India Ltd.	16,199	1,838,616
	Hle Glascoat Ltd.	21,533	116,453
	Honda India Power Products Ltd.	12,211	354,623
	Huhtamaki India Ltd.	81,734	301,612
Ω	ICICI Securities Ltd.	192,071	1,738,154
	ICRA Ltd.	7,574	481,644
*	IDFC Ltd.	3,603,867	5,233,016
*	IFB Industries Ltd.	32,347	591,913
	IIFL Finance Ltd.	537,294	2,616,854
	IIFL Securities Ltd.	183,211	315,067
*	India Cements Ltd.	431,949	1,155,910
	India Glycols Ltd.	41,249	414,000
	India Power Corp. Ltd.	61,074	13,194

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Indiabulls Housing Finance Ltd.	1,103,888	$2,221,922
*	Indiabulls Real Estate Ltd.	1,355,104	2,131,449
Ω	IndiaMart InterMesh Ltd.	4,196	133,105
Ω	Indian Energy Exchange Ltd.	1,060,324	1,977,756
	Indian Metals & Ferro Alloys Ltd.	2,364	20,680
	Indo Count Industries Ltd.	189,824	882,701
	Indoco Remedies Ltd.	113,141	442,926
	Indraprastha Gas Ltd.	627,321	3,536,758
	Infibeam Avenues Ltd.	3,341,715	1,367,711
	Ingersoll Rand India Ltd.	22,602	1,077,770
*	Inox Wind Energy Ltd.	394	36,514
*	Inox Wind Ltd.	256,431	1,911,188
	Insecticides India Ltd.	6,440	44,659
	Intellect Design Arena Ltd.	208,310	2,683,758
	IOL Chemicals & Pharmaceuticals Ltd.	63,494	297,752
	ION Exchange India Ltd.	30,948	210,569
	Ipca Laboratories Ltd.	422,563	6,789,520
	IRB Infrastructure Developers Ltd.	3,838,214	3,112,764
Ω	IRCON International Ltd.	843,731	2,529,560
	ISGEC Heavy Engineering Ltd.	48,631	637,110
	ITD Cementation India Ltd.	240,706	1,089,941
*	ITI Ltd.	188,064	691,902
	J Kumar Infraprojects Ltd.	94,348	761,662
*	Jagran Prakashan Ltd.	224,979	281,733
	Jai Corp. Ltd.	136,895	527,571
*	Jaiprakash Associates Ltd.	1,042,775	248,648
*	Jaiprakash Power Ventures Ltd.	9,172,137	2,182,164
	Jammu & Kashmir Bank Ltd.	877,546	1,433,231
	Jamna Auto Industries Ltd.	584,889	978,767
	JB Chemicals & Pharmaceuticals Ltd.	267,854	6,118,276
	JBM Auto Ltd.	73,785	1,675,837
	Jindal Poly Films Ltd.	54,125	368,886
	Jindal Saw Ltd.	546,628	3,620,105
	Jindal Stainless Ltd.	832,797	7,044,340
	JK Cement Ltd.	117,295	5,610,206
	JK Lakshmi Cement Ltd.	181,571	1,724,700
	JK Paper Ltd.	225,536	1,030,818
	JK Tyre & Industries Ltd.	318,098	1,602,780
	JM Financial Ltd.	1,282,474	1,356,097
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	448,711
	JTEKT India Ltd.	162,164	337,517
	Jubilant Foodworks Ltd.	1,038,943	5,749,614
	Jubilant Ingrevia Ltd.	413,662	2,716,506
	Jubilant Pharmova Ltd.	237,531	1,918,196
	Jupiter Wagons Ltd.	68,271	334,055
*	Just Dial Ltd.	49,938	687,563
	Jyothy Labs Ltd.	475,110	2,450,966
*	Jyoti Structures Ltd.	61,444	19,472
	Kajaria Ceramics Ltd.	283,766	4,091,671
	Kalpataru Projects International Ltd.	277,203	4,082,777
	Kalyani Steels Ltd.	73,704	774,742
	Kansai Nerolac Paints Ltd.	174,539	583,115
	Karnataka Bank Ltd.	716,085	1,980,143
	Karur Vysya Bank Ltd.	1,417,220	3,463,667
	Kaveri Seed Co. Ltd.	69,408	719,950
	KCP Ltd.	138,614	296,162
	KDDL Ltd.	399	11,964
	KEC International Ltd.	358,491	3,196,156
	KEI Industries Ltd.	196,497	9,391,225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kennametal India Ltd.	14,680	$440,740
*	Kesoram Industries Ltd.	577,676	1,252,743
	Kewal Kiran Clothing Ltd.	24,568	209,399
	Kirloskar Brothers Ltd.	62,533	972,186
	Kirloskar Ferrous Industries Ltd.	100,528	740,298
	Kirloskar Industries Ltd.	264	16,396
	Kirloskar Oil Engines Ltd.	224,138	2,731,128
	Kirloskar Pneumatic Co. Ltd.	1,037	13,101
††	Klass Pack Ltd.	18,595	18,175
	KNR Constructions Ltd.	395,031	1,255,119
	Kolte-Patil Developers Ltd.	59,333	380,464
Ω	KPI Green Energy Ltd.	8,606	186,724
	KPIT Technologies Ltd.	574,663	10,201,036
	KPR Mill Ltd.	401,056	4,039,691
	KRBL Ltd.	147,046	520,437
* Ω	Krishna Institute of Medical Sciences Ltd.	55,338	1,350,639
	Krsnaa Diagnostics Ltd.	12,943	89,011
	KSB Ltd.	46,631	2,523,298
	L&T Finance Ltd.	1,397,071	2,787,692
	LA Opala RG Ltd.	117,842	459,712
	Lakshmi Machine Works Ltd.	12,051	2,436,756
Ω	Laurus Labs Ltd.	938,945	5,068,268
	Laxmi Organic Industries Ltd.	7,409	22,596
* Ω	Lemon Tree Hotels Ltd.	626,352	1,142,299
	LG Balakrishnan & Bros Ltd.	51,169	784,192
	LIC Housing Finance Ltd.	911,792	7,333,493
	Linde India Ltd.	51,253	5,050,066
	Lloyds Engineering Works Ltd.	116,192	95,263
	LT Foods Ltd.	489,233	1,260,763
	Lumax Auto Technologies Ltd.	75,328	430,125
	Lumax Industries Ltd.	3,899	117,542
	Lupin Ltd.	86,910	1,713,443
	LUX Industries Ltd.	20,153	360,100
	Mahanagar Gas Ltd.	171,823	2,962,658
	Maharashtra Scooters Ltd.	3,724	347,489
	Maharashtra Seamless Ltd.	190,203	2,044,210
	Mahindra & Mahindra Financial Services Ltd.	1,596,677	4,991,960
*	Mahindra Holidays & Resorts India Ltd.	232,632	1,175,791
	Mahindra Lifespace Developers Ltd.	293,220	2,227,685
Ω	Mahindra Logistics Ltd.	29,826	167,404
	Maithan Alloys Ltd.	14,578	218,763
	Man Industries India Ltd.	5,439	26,154
	Man Infraconstruction Ltd.	287,717	749,725
	Manappuram Finance Ltd.	1,764,454	4,212,758
	Mangalam Cement Ltd.	22,675	227,549
	Mangalore Refinery & Petrochemicals Ltd.	640,392	1,911,820
	Marksans Pharma Ltd.	647,499	1,290,158
Ω	MAS Financial Services Ltd.	129,441	462,940
	Mastek Ltd.	50,322	1,618,039
*	Max Estates Ltd.	61,388	215,359
*	Max Financial Services Ltd.	43,629	528,523
	Mayur Uniquoters Ltd.	55,428	349,255
*	Medplus Health Services Ltd.	8,246	68,693
	Meghmani Organics Ltd.	402,627	416,524
Ω	Metropolis Healthcare Ltd.	81,197	1,764,553
	Minda Corp. Ltd.	188,825	918,628
Ω	Mishra Dhatu Nigam Ltd.	147,449	773,575
	MM Forgings Ltd.	16,541	228,344
	MOIL Ltd.	185,346	895,323

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Monte Carlo Fashions Ltd.	21,677	$177,361
*	Morepen Laboratories Ltd.	1,033,156	614,193
	Motherson Sumi Wiring India Ltd.	4,360,100	3,610,180
	Motilal Oswal Financial Services Ltd.	124,800	3,546,342
	MPS Ltd.	887	17,264
	Mrs Bectors Food Specialities Ltd.	57,218	869,126
	MSTC Ltd.	94,763	1,023,622
	Narayana Hrudayalaya Ltd.	212,281	3,266,063
	Natco Pharma Ltd.	297,927	3,624,940
	National Aluminium Co. Ltd.	2,548,305	5,635,704
	National Fertilizers Ltd.	169,354	210,708
	Nava Ltd.	174,210	1,041,599
	Navin Fluorine International Ltd.	89,188	3,650,127
	Navneet Education Ltd.	310,004	547,153
	NBCC India Ltd.	710,314	1,185,264
	NCC Ltd.	1,200,069	3,462,188
	NCL Industries Ltd.	16,947	42,277
	NELCO Ltd.	31,661	286,951
	Neogen Chemicals Ltd.	8,605	158,544
	NESCO Ltd.	76,896	798,307
	Neuland Laboratories Ltd.	18,322	1,672,727
	Newgen Software Technologies Ltd.	136,406	1,514,654
	NIIT Learning Systems Ltd.	286,922	1,710,670
	NIIT Ltd.	285,432	362,000
	Nilkamal Ltd.	20,926	491,531
Ω	Nippon Life India Asset Management Ltd.	305,811	2,146,211
	NLC India Ltd.	676,311	1,950,192
	NOCIL Ltd.	301,922	968,760
	Novartis India Ltd.	790	9,793
	NRB Bearings Ltd.	156,167	586,557
	Nucleus Software Exports Ltd.	28,161	464,756
*	Nuvama Wealth Management Ltd.	18,502	1,149,648
	Oberoi Realty Ltd.	52,696	930,994
	Oil India Ltd.	105,561	783,832
	One 97 Communications Ltd.	55,781	248,521
	Oracle Financial Services Software Ltd.	47,206	4,271,364
	Orient Cement Ltd.	376,080	1,002,137
	Orient Electric Ltd.	335,916	876,685
	Orient Paper & Industries Ltd.	330,250	206,638
	Oriental Carbon & Chemicals Ltd.	3,121	28,055
	Oriental Hotels Ltd.	130,729	207,512
*	Orissa Minerals Development Co. Ltd.	3,793	312,353
	Page Industries Ltd.	2,347	977,439
	Paisalo Digital Ltd.	1,157,340	982,886
	Panama Petrochem Ltd.	50,945	203,880
* Ω	Parag Milk Foods Ltd.	140,518	354,609
*	Patel Engineering Ltd.	758,714	521,793
*	PC Jeweller Ltd.	398,654	249,098
	PCBL Ltd.	547,454	1,764,850
	PDS Ltd.	1,839	10,201
	Persistent Systems Ltd.	152,228	6,122,646
	Petronet LNG Ltd.	1,773,588	6,575,787
	Pfizer Ltd.	35,000	1,788,722
*	PG Electroplast Ltd.	602	15,139
	Phoenix Mills Ltd.	318,175	12,069,904
	Piramal Enterprises Ltd.	327,582	3,606,871
*	Piramal Pharma Ltd.	1,363,426	2,340,161
* Ω	PNB Housing Finance Ltd.	346,684	3,284,825
	PNC Infratech Ltd.	305,822	1,643,941

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Poly Medicure Ltd.	73,608	$1,445,868
	Polyplex Corp. Ltd.	53,588	595,532
	Poonawalla Fincorp Ltd.	543,772	3,173,868
	Power Finance Corp. Ltd.	48,635	255,177
	Power Mech Projects Ltd.	15,672	980,757
	Praj Industries Ltd.	390,064	2,547,962
*	Prakash Industries Ltd.	291,132	593,565
Ω	Prataap Snacks Ltd.	8,396	89,696
	Prestige Estates Projects Ltd.	430,830	7,099,123
*	Pricol Ltd.	140,462	728,972
*	Prince Pipes & Fittings Ltd.	112,911	862,307
*	Prism Johnson Ltd.	417,838	823,816
*	Privi Speciality Chemicals Ltd.	4,920	73,449
	Procter & Gamble Health Ltd.	28,843	1,686,382
	PSP Projects Ltd.	29,571	238,278
	PTC India Financial Services Ltd.	487,922	248,949
	PTC India Ltd.	682,213	1,832,818
*	PVR Inox Ltd.	76,957	1,248,866
Ω	Quess Corp. Ltd.	139,386	1,042,834
	Radico Khaitan Ltd.	17,719	373,827
	Rain Industries Ltd.	560,564	1,167,027
*	Rajesh Exports Ltd.	193,734	737,805
	Rallis India Ltd.	276,838	883,918
	Ramco Cements Ltd.	304,449	2,895,616
	Ramco Industries Ltd.	112,346	302,815
*	Ramco Systems Ltd.	7,706	32,916
	Ramkrishna Forgings Ltd.	194,449	1,756,358
*	Ramky Infrastructure Ltd.	8,084	54,790
	Rane Holdings Ltd.	10,752	169,322
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	874,885
	Ratnamani Metals & Tubes Ltd.	90,764	3,442,062
*	RattanIndia Power Ltd.	3,444,681	377,204
	Raymond Ltd.	117,935	2,964,502
Ω	RBL Bank Ltd.	1,414,364	4,391,343
	REC Ltd.	1,511,711	9,190,886
	Redington Ltd.	1,877,512	4,940,340
*	Redtape Ltd.	64,179	561,949
	Relaxo Footwears Ltd.	134,012	1,346,323
	Reliance Industrial Infrastructure Ltd.	30,016	474,634
*	Reliance Infrastructure Ltd.	568,950	1,215,681
*	Reliance Power Ltd.	7,901,815	2,562,710
*	Religare Enterprises Ltd.	18,107	47,771
	Repco Home Finance Ltd.	125,860	782,901
	Rhi Magnesita India Ltd.	31,649	246,232
	Rico Auto Industries Ltd.	241,078	398,121
	RITES Ltd.	148,652	1,213,072
	Rossari Biotech Ltd.	25,892	231,901
	Route Mobile Ltd.	23,942	436,076
*	RPSG Ventures Ltd.	962	8,270
	RSWM Ltd.	66,991	154,901
	Rupa & Co. Ltd.	54,355	176,865
	Safari Industries India Ltd.	39,729	1,005,348
	Sagar Cements Ltd.	64,282	171,849
Ω	Salasar Techno Engineering Ltd.	54,824	13,480
	Sandhar Technologies Ltd.	11,788	71,206
	Sanghvi Movers Ltd.	37,615	588,537
	Sanofi India Ltd.	28,063	2,798,891
Ω	Sansera Engineering Ltd.	1,702	20,840
*	Sapphire Foods India Ltd.	17,150	291,665

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	223,926	$641,844
	Saregama India Ltd.	60,721	313,728
	Sasken Technologies Ltd.	14,843	275,409
*	Satin Creditcare Network Ltd.	62,972	196,647
	Savita Oil Technologies Ltd.	45,238	311,893
	Schaeffler India Ltd.	29,897	1,311,661
*	Schneider Electric Infrastructure Ltd.	184,071	1,774,557
*	SEPC Ltd.	622,099	144,164
*	Sequent Scientific Ltd.	244,159	359,980
	Seshasayee Paper & Boards Ltd.	74,280	297,848
Ω	SH Kelkar & Co. Ltd.	112,725	264,661
	Shakti Pumps India Ltd.	7,950	188,033
	Shankara Building Products Ltd.	21,255	173,616
	Shanthi Gears Ltd.	29,927	201,465
	Sharda Cropchem Ltd.	75,825	334,935
	Sharda Motor Industries Ltd.	9,585	176,327
	Share India Securities Ltd.	3,612	73,419
*	Sheela Foam Ltd.	17,363	188,117
*	Shilpa Medicare Ltd.	113,879	747,890
*	Shipping Corp. of India Land & Assets Ltd.	469,725	384,512
	Shipping Corp. of India Ltd.	451,179	1,229,457
	Shivalik Bimetal Controls Ltd.	2,390	16,445
*	Shoppers Stop Ltd.	123,225	1,058,175
*	Shree Renuka Sugars Ltd.	1,737,947	929,441
	Shriram Pistons & Rings Ltd.	4,790	117,170
*	SIS Ltd.	65,864	368,571
	Siyaram Silk Mills Ltd.	26,830	150,201
*	SJS Enterprises Ltd.	5,140	38,880
	SKF India Ltd.	78,522	4,344,242
	Skipper Ltd.	19,548	83,319
	Snowman Logistics Ltd.	17,529	14,210
	Sobha Ltd.	113,651	2,414,844
	Solar Industries India Ltd.	51,250	5,496,229
*	Solara Active Pharma Sciences Ltd.	24,205	153,699
	Somany Ceramics Ltd.	21,226	160,220
	Sonata Software Ltd.	536,177	4,496,151
	South Indian Bank Ltd.	5,425,753	1,995,668
	SP Apparels Ltd.	4,719	33,808
*	Spandana Sphoorty Financial Ltd.	49,631	518,783
*	Star Cement Ltd.	226,872	644,832
	Sterlite Technologies Ltd.	539,079	879,534
	Strides Pharma Science Ltd.	178,870	1,920,845
	Stylam Industries Ltd.	10,286	202,749
	Styrenix Performance Materials Ltd.	6,546	128,549
*	Subex Ltd.	1,122,066	413,933
	Subros Ltd.	75,571	564,716
	Sudarshan Chemical Industries Ltd.	100,071	879,946
	Sumitomo Chemical India Ltd.	179,952	860,590
	Sun TV Network Ltd.	275,300	2,160,609
	Sundaram Finance Holdings Ltd.	7,259	21,154
	Sundaram Finance Ltd.	130,148	7,374,793
	Sundaram-Clayton Ltd.	12,106	238,585
	Sundram Fasteners Ltd.	314,991	4,244,615
*	Sunflag Iron & Steel Co. Ltd.	74,248	193,986
	Sunteck Realty Ltd.	148,817	778,278
	Suprajit Engineering Ltd.	227,193	1,152,112
	Supreme Industries Ltd.	133,184	8,034,229
	Supreme Petrochem Ltd.	295,350	2,411,276
	Surya Roshni Ltd.	102,102	766,830

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Suven Pharmaceuticals Ltd.	653,046	$5,162,688
*	Suzlon Energy Ltd.	23,338,088	11,467,571
	Swan Energy Ltd.	76,621	569,962
	Swaraj Engines Ltd.	19,779	583,611
	Symphony Ltd.	1,113	12,865
Ω	Syngene International Ltd.	462,097	3,812,452
	Tamil Nadu Newsprint & Papers Ltd.	86,283	283,357
	Tamilnad Mercantile Bank Ltd.	7,414	43,217
	Tanla Platforms Ltd.	186,655	2,045,053
*	TARC Ltd.	153,004	283,978
	Tasty Bite Eatables Ltd.	101	14,421
	Tata Chemicals Ltd.	436,592	5,609,175
	Tata Consumer Products Ltd.	36,935	488,755
	Tata Steel Ltd.	771,669	1,518,795
	TCI Express Ltd.	55,854	697,931
	TD Power Systems Ltd.	162,475	653,487
*	TeamLease Services Ltd.	7,804	308,608
	Techno Electric & Engineering Co. Ltd.	198,034	2,411,735
	Tega Industries Ltd.	4,511	81,041
* Ω	Tejas Networks Ltd.	161,197	2,206,824
	Texmaco Rail & Engineering Ltd.	584,579	1,274,212
	Thejo Engineering Ltd.	185	6,780
	Thermax Ltd.	9,241	516,757
	Thirumalai Chemicals Ltd.	138,878	455,901
	Thomas Cook India Ltd.	348,484	848,515
Ω	Thyrocare Technologies Ltd.	51,815	400,407
	Tide Water Oil Co. India Ltd.	20,475	439,440
	Tilaknagar Industries Ltd.	216,288	611,965
	Time Technoplast Ltd.	390,193	1,297,254
	Timken India Ltd.	85,158	3,412,936
	Tips Industries Ltd.	3,936	21,768
	Titagarh Rail System Ltd.	163,671	2,069,172
	Torrent Power Ltd.	356,612	6,424,305
	Tourism Finance Corp. of India Ltd.	138,784	296,326
	Transformers & Rectifiers India Ltd.	9,390	70,769
*	TransIndia Real Estate Ltd.	216,315	124,060
	Transport Corp. of India Ltd.	98,187	1,021,377
	Trident Ltd.	4,096,218	1,931,651
	Triveni Engineering & Industries Ltd.	253,714	1,100,963
	Triveni Turbine Ltd.	387,061	2,495,191
	TTK Prestige Ltd.	142,645	1,203,807
	Tube Investments of India Ltd.	161,374	7,253,322
	TV Today Network Ltd.	80,104	225,253
	TVS Holdings Ltd.	12,440	1,306,034
	TVS Srichakra Ltd.	12,076	605,852
	Uflex Ltd.	108,416	586,891
	Ugar Sugar Works Ltd.	94,567	90,297
*	Ugro Capital Ltd.	83,237	264,774
	Ujjivan Financial Services Ltd.	248,978	1,709,660
Ω	Ujjivan Small Finance Bank Ltd.	1,931,764	1,237,835
*	Unichem Laboratories Ltd.	96,528	678,560
	UNO Minda Ltd.	428,301	3,780,756
	Usha Martin Ltd.	434,267	1,939,830
	UTI Asset Management Co. Ltd.	91,049	1,037,859
*	VA Tech Wabag Ltd.	109,564	1,265,550
	Vaibhav Global Ltd.	225,817	1,120,071
*	Valor Estate Ltd.	178,250	502,534
	Vardhman Textiles Ltd.	450,962	2,408,248
* Ω	Varroc Engineering Ltd.	107,533	674,983

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vedant Fashions Ltd.	41,234	$467,345
	Venky’s India Ltd.	17,968	384,141
	Vesuvius India Ltd.	18,323	984,135
	V-Guard Industries Ltd.	563,511	2,312,474
	Vimta Labs Ltd.	17,648	114,184
	Vinati Organics Ltd.	91,094	1,786,943
	Vindhya Telelinks Ltd.	17,120	523,186
	VIP Industries Ltd.	135,699	892,334
*	VL E-Governance & IT Solutions Ltd.	136,960	106,020
*	V-Mart Retail Ltd.	9,319	241,918
	Voltamp Transformers Ltd.	13,311	1,655,217
	Voltas Ltd.	434,117	7,656,440
	VRL Logistics Ltd.	106,773	714,415
	VST Industries Ltd.	18,750	903,408
	VST Tillers Tractors Ltd.	13,066	574,424
	Welspun Corp. Ltd.	393,665	2,662,252
	Welspun Enterprises Ltd.	232,271	1,008,530
	Welspun Living Ltd.	1,138,045	2,036,654
	West Coast Paper Mills Ltd.	100,504	802,186
	Westlife Foodworld Ltd.	159,939	1,642,737
	Whirlpool of India Ltd.	38,693	697,535
*	Wockhardt Ltd.	165,786	1,118,258
	Wonderla Holidays Ltd.	34,714	412,299
*	Zee Entertainment Enterprises Ltd.	2,602,393	4,562,835
	Zen Technologies Ltd.	1,475	19,587
	Zensar Technologies Ltd.	350,115	2,553,745
	ZF Commercial Vehicle Control Systems India Ltd.	2,458	404,914
	Zydus Wellnes Ltd.	29,306	581,663

TOTAL INDIA.			1,017,222,908

INDONESIA — (1.7%)
	ABM Investama Tbk. PT	306,700	73,118
	Ace Hardware Indonesia Tbk. PT	16,305,900	936,130
*	Adi Sarana Armada Tbk. PT	3,734,500	177,805
*	Agung Semesta Sejahtera Tbk. PT	14,642,700	6,246
	AKR Corporindo Tbk. PT	23,387,300	2,405,633
*	Alam Sutera Realty Tbk. PT	23,426,900	190,023
*	Allo Bank Indonesia Tbk. PT	111,700	6,924
	Aneka Tambang Tbk. PT	3,348,600	336,601
* ††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	9,585,500	383,275
	Astra Agro Lestari Tbk. PT	1,090,600	435,489
	Astra Otoparts Tbk. PT	2,355,600	301,321
*	Asuransi Maximus Graha Persada Tbk. PT	3,111,900	2,092
	Avia Avian Tbk. PT	4,061,800	127,261
* ††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Amar Indonesia Tbk. PT	9,530,328	146,309
	Bank BTPN Syariah Tbk. PT	5,420,300	404,674
*	Bank Bukopin Tbk. PT	66,277,082	268,793
*	Bank Ina Perdana PT	4,559,900	1,188,381
*	Bank Jago Tbk. PT	2,765,800	363,826
*	Bank Mayapada International Tbk. PT	3,046,796	66,219
	Bank Maybank Indonesia Tbk. PT	16,074,000	241,069
*	Bank Nationalnobu Tbk. PT	1,307,304	60,835
*	Bank Neo Commerce Tbk. PT	10,927,600	164,362
	Bank OCBC Nisp Tbk. PT	6,711,200	536,593
*	Bank Pan Indonesia Tbk. PT	12,406,800	848,997
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	9,034,212	563,728
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	9,993,400	365,720

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Tabungan Negara Persero Tbk. PT	10,977,725	$889,373
	BFI Finance Indonesia Tbk. PT	19,595,000	1,264,664
*	Bhakti Multi Artha Tbk. PT	1,452,200	35,758
*	Bintang Oto Global Tbk. PT	7,099,600	405,207
	BISI International Tbk. PT	7,548,300	875,045
	Blue Bird Tbk. PT	1,347,300	128,750
*	Buana Lintas Lautan Tbk. PT	21,081,200	148,755
*	Bukalapak.com Tbk. PT	122,575,000	975,063
	Bukit Asam Tbk. PT	8,828,300	1,643,195
*	Bumi Resources Minerals Tbk. PT	129,269,200	1,212,909
*	Bumi Serpong Damai Tbk. PT	10,561,700	602,212
*	Bumi Teknokultura Unggul Tbk. PT	65,924,600	36,140
*	Capital Financial Indonesia Tbk. PT	24,310,500	770,330
	Catur Sentosa Adiprana Tbk. PT	2,986,100	96,575
*	Cemindo Gemilang PT	4,965,800	340,375
Ω	Cikarang Listrindo Tbk. PT	4,462,100	186,570
	Ciputra Development Tbk. PT	28,002,520	2,076,166
	Cisarua Mountain Dairy Tbk. PT	260,300	79,752
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,328,965
*	City Retail Developments Tbk. PT	12,056,400	104,623
	Delta Dunia Makmur Tbk. PT	13,195,400	404,805
	Dharma Satya Nusantara Tbk. PT	5,886,600	229,643
	Elang Mahkota Teknologi Tbk. PT	10,621,500	251,296
	Elnusa Tbk. PT	7,160,900	188,247
	Erajaya Swasembada Tbk. PT	23,884,400	592,917
	ESSA Industries Indonesia Tbk. PT	16,963,900	811,634
*	Gajah Tunggal Tbk. PT	3,960,900	283,550
	Garudafood Putra Putri Jaya Tbk. PT	14,879,700	378,887
*	Harum Energy Tbk. PT	6,043,000	523,392
	Hexindo Adiperkasa Tbk. PT	554,100	200,972
	Impack Pratama Industri Tbk. PT	22,142,700	482,181
	Indika Energy Tbk. PT	5,449,000	480,833
	Indo Tambangraya Megah Tbk. PT	844,800	1,309,521
	Indocement Tunggal Prakarsa Tbk. PT	1,856,100	882,856
	Indomobil Sukses Internasional Tbk. PT	874,000	73,962
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	959,506
* ††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	39,330
	Japfa Comfeed Indonesia Tbk. PT	12,865,700	905,088
	Jasa Marga Persero Tbk. PT	5,220,000	1,731,275
	Jaya Real Property Tbk. PT	10,463,000	430,967
*	Kapuas Prima Coal Tbk. PT	11,655,000	6,441
*	Kawasan Industri Jababeka Tbk. PT	72,814,457	546,429
*	Lippo Karawaci Tbk. PT	74,301,340	296,748
*	M Cash Integrasi PT	360,200	25,422
	Map Aktif Adiperkasa PT	17,228,500	836,097
	Matahari Department Store Tbk. PT	2,113,400	206,905
*	MD Pictures Tbk. PT	4,154,400	1,259,431
	Medco Energi Internasional Tbk. PT	17,296,406	1,419,064
	Media Nusantara Citra Tbk. PT	15,744,100	303,881
	Medikaloka Hermina Tbk. PT	13,922,600	1,093,079
*	Mega Manunggal Property Tbk. PT	4,769,600	80,821
*	Metro Healthcare Indonesia Tbk. PT	41,039,200	435,815
	Metrodata Electronics Tbk. PT	15,657,100	562,683
	Metropolitan Kentjana Tbk. PT	100,200	170,894
	Mitra Adiperkasa Tbk. PT	25,360,200	2,453,564
	Mitra Keluarga Karyasehat Tbk. PT	3,695,000	658,956
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	245,750
*	MNC Land Tbk. PT	29,086,600	110,918

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Mulia Industrindo Tbk. PT	3,194,000	$75,391
	Nippon Indosari Corpindo Tbk. PT	7,299,489	509,662
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,184,100	1,532,601
*	Pacific Strategic Financial Tbk. PT	20,536,900	1,433,576
	Pakuwon Jati Tbk. PT	36,631,600	903,590
*	Panin Financial Tbk. PT	49,629,800	890,342
*	Paninvest Tbk. PT	4,828,600	255,409
	Perusahaan Gas Negara Tbk. PT	24,381,200	2,201,685
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	6,908,300	367,046
* ††	Pool Advista Indonesia Tbk. PT	10,473,500	6,039
*	PP Persero Tbk. PT	6,944,514	178,677
	Prodia Widyahusada Tbk. PT	323,000	65,108
	Puradelta Lestari Tbk. PT	20,326,900	202,388
*	Quantum Clovera Investama Tbk. PT	4,934,400	2,711
	Ramayana Lestari Sentosa Tbk. PT	3,381,800	99,846
* ††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	54,991
	Salim Ivomas Pratama Tbk. PT	7,152,900	159,152
	Samindo Resources Tbk. PT	106,600	13,631
	Sampoerna Agro Tbk. PT	1,404,800	172,534
	Samudera Indonesia Tbk. PT	15,654,000	265,720
*	Sarana Meditama Metropolitan Tbk. PT	3,942,100	61,609
	Sariguna Primatirta Tbk. PT	5,940,900	348,756
	Sawit Sumbermas Sarana Tbk. PT	7,575,800	493,920
* ††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,444,698
	Siloam International Hospitals Tbk. PT	11,203,800	1,654,271
	Sinar Mas Agro Resources & Technology Tbk. PT	822,760	192,063
* ††	Sri Rejeki Isman Tbk. PT	35,353,931	59,521
	Summarecon Agung Tbk. PT	24,590,846	776,861
	Surya Citra Media Tbk. PT	42,586,800	337,343
*	Surya Semesta Internusa Tbk. PT	10,348,900	679,822
* ††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	13,193,400	124,620
	Tempo Scan Pacific Tbk. PT	1,474,100	175,776
	Timah Tbk. PT	8,208,514	459,757
* ††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	1,618,800	845,629
	Trias Sentosa Tbk. PT	32,818,400	949,417
*	Trimegah Sekuritas Indonesia Tbk. PT	2,930,400	46,505
	Triputra Agro Persada PT	10,894,600	418,796
	Tunas Baru Lampung Tbk. PT	5,795,228	220,695
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	15,164,100	1,734,611
	Unggul Indah Cahaya Tbk. PT	48,239	23,158
* ††	Waskita Beton Precast Tbk. PT	28,238,300	29,172
* ††	Waskita Karya Persero Tbk. PT	30,184,766	70,320
* ††	Wijaya Karya Persero Tbk. PT	7,808,907	77,960
	XL Axiata Tbk. PT	10,312,279	1,564,865

TOTAL INDONESIA			67,855,855

KUWAIT — (0.5%)
	A’ayan Leasing & Investment Co. KSCP	1,285,012	704,402
	Al Ahli Bank of Kuwait KSCP.	913,697	711,279
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	298,880	205,522
	Al-Eid Food KSC	275,966	161,122
	Ali Alghanim Sons Automotive Co. KSCC	77,516	277,076
*	Alimtiaz Investment Group KSC	1,044,365	160,567
*	Arabi Group Holding KSC	335,257	543,719
	Arzan Financial Group for Financing & Investment KPSC	1,425,117	942,990

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
*	Asiya Capital Investments Co. KSCP	1,578,688	$222,747
	Boubyan Petrochemicals Co. KSCP	513,569	1,146,077
	Boursa Kuwait Securities Co. KPSC	222,353	1,442,446
	Combined Group Contracting Co. SAK	202,267	288,016
	Commercial Facilities Co. SAKP	28,413	16,128
	Commercial Real Estate Co. KSC	2,691,200	1,169,707
	Gulf Cables & Electrical Industries Group Co. KSCP	129,059	525,362
	Heavy Engineering & Ship Building Co. KSCP, Class B	134,466	370,294
	Humansoft Holding Co. KSC	220,248	2,071,031
	Integrated Holding Co. KCSC	313,285	513,166
	Jazeera Airways Co. KSCP	175,514	663,230
	Kuwait Cement Co. KSC	75,409	47,207
	Kuwait Financial Centre SAK	23,180	9,398
	Kuwait Insurance Co. SAK.	18,311	31,182
	Kuwait International Bank KSCP	1,786,833	933,117
	Kuwait Real Estate Co. KSC	1,991,219	1,427,374
	Mezzan Holding Co. KSCC	239,144	574,008
*	National Consumer Holding Co. SAK	33,000	11,881
	National Industries Group Holding SAK	2,735,390	1,907,586
	National Investments Co. KSCP	1,174,269	967,448
*	Rasiyat Holding Co.	17,480	18,314
	Salhia Real Estate Co. KSCP	756,344	1,072,080
	Securities House KSC	166,969	28,650
*	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	542,926	292,331
	Warba Bank KSCP	1,937,109	1,187,524

TOTAL KUWAIT.			20,642,981

MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	883,009
	Able Global Bhd.	29,700	10,803
#	Aeon Co. M Bhd.	1,014,100	235,588
	AEON Credit Service M Bhd.	624,000	928,436
#	AFFIN Bank Bhd.	1,506,043	803,866
	Ajinomoto Malaysia Bhd.	52,700	214,384
	Alliance Bank Malaysia Bhd.	2,133,800	1,706,556
	Allianz Malaysia Bhd.	134,100	591,193
	AME Elite Consortium Bhd.	112,300	41,633
	Ancom Nylex Bhd.	1,250,380	269,587
# *	Ann Joo Resources Bhd.	353,150	84,047
#	Astro Malaysia Holdings Bhd.	2,239,200	142,976
#	Bank Islam Malaysia Bhd.	1,197,400	641,193
# *	Berjaya Corp. Bhd.	6,274,407	380,682
#	Berjaya Food Bhd.	1,438,846	204,932
# *	Berjaya Land Bhd.	2,413,200	176,303
# *	Bermaz Auto Bhd.	1,342,000	649,034
#	British American Tobacco Malaysia Bhd.	284,900	498,620
*	Bumi Armada Bhd.	6,513,300	799,732
	Bursa Malaysia Bhd.	1,533,300	2,393,530
#	Cahya Mata Sarawak Bhd.	1,514,600	348,367
	Carlsberg Brewery Malaysia Bhd., Class B	368,100	1,440,535
	CB Industrial Product Holding Bhd.	599,440	171,558
	CTOS Digital Bhd.	842,000	248,422
#	D&O Green Technologies Bhd.	1,180,300	818,154
# *	Dagang NeXchange Bhd.	1,927,400	158,932
#	Datasonic Group Bhd.	987,200	94,888
	Dayang Enterprise Holdings Bhd.	1,351,175	736,562
	DRB-Hicom Bhd.	1,997,000	584,691
#	Duopharma Biotech Bhd.	1,029,238	254,330
	Dutch Lady Milk Industries Bhd.	79,100	544,818

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Eastern & Oriental Bhd.	52,300	$11,142
#	Eco World Development Group Bhd.	2,221,100	677,894
*	Econpile Holdings Bhd.	90,000	9,023
*	Ekovest Bhd.	4,481,750	415,755
	FAR East Holdings Bhd.	258,300	194,478
	Farm Fresh Bhd.	438,600	135,013
#	Formosa Prosonic Industries Bhd.	187,500	112,941
	Frontken Corp. Bhd.	2,418,050	1,989,651
	Gas Malaysia Bhd.	545,700	413,635
#	Genting Plantations Bhd.	243,300	308,444
#	Globetronics Technology Bhd.	1,231,872	324,140
* ††	Golden Plus Holding Bhd.	216,000	0
#	Guan Chong Bhd.	726,500	416,729
	Hap Seng Plantations Holdings Bhd.	227,100	88,006
# *	Hengyuan Refining Co. Bhd.	301,200	191,938
#	Hextar Global Bhd.	528,600	100,716
	Hiap Teck Venture Bhd.	3,053,200	255,459
#	Hibiscus Petroleum Bhd.	1,362,519	771,651
	Hong Leong Industries Bhd.	350,400	784,027
	HSS Engineers Bhd.	60,900	12,546
	Hume Cement Industries Bhd.	25,600	15,131
	IGB Bhd.	999,381	519,417
	IJM Corp. Bhd.	372,600	188,262
*	Iskandar Waterfront City Bhd.	1,196,100	186,825
# *	JAKS Resources Bhd.	4,337,380	122,432
#	Jaya Tiasa Holdings Bhd.	1,010,527	264,137
	Keck Seng Malaysia Bhd.	289,650	350,398
	Kelington Group Bhd.	371,300	212,597
#	Kenanga Investment Bank Bhd.	346,300	78,867
	Kerjaya Prospek Group Bhd.	609,690	229,985
#	Kim Loong Resources Bhd.	838,580	390,059
	Kossan Rubber Industries Bhd.	2,868,400	1,321,753
	KPJ Healthcare Bhd.	830,000	350,532
#	Kretam Holdings Bhd.	1,506,100	189,490
# *	KSL Holdings Bhd.	790,818	284,096
	LBS Bina Group Bhd.	2,657,916	380,758
#	Leong Hup International Bhd.	717,700	87,174
	Lii Hen Industries Bhd.	293,600	65,119
# * Ω	Lotte Chemical Titan Holding Bhd.	958,197	220,765
	LPI Capital Bhd.	382,424	961,301
	Magni-Tech Industries Bhd.	561,433	259,819
#	Magnum Bhd.	1,830,463	440,502
#	Mah Sing Group Bhd.	3,024,787	790,169
#	Malakoff Corp. Bhd.	4,685,100	656,343
	Malayan Flour Mills Bhd.	1,660,575	229,387
#	Malaysia Building Society Bhd.	784,990	129,584
#	Malaysia Smelting Corp. Bhd.	261,700	157,785
	Malaysian Pacific Industries Bhd.	71,100	449,430
#	Malaysian Resources Corp. Bhd.	4,391,266	614,170
#	Matrix Concepts Holdings Bhd.	2,487,337	952,746
#	MBM Resources Bhd.	418,496	431,576
	Mega First Corp. Bhd.	1,538,100	1,504,297
	Mi Technovation Bhd.	301,700	117,977
#	MKH Bhd.	776,334	217,828
#	MKH Oil Palm East Kalimantan Sdn Bhd.	148,215	19,099
	MNRB Holdings Bhd.	667,088	244,239
#	MPHB Capital Bhd.	790,700	199,931
*	MSM Malaysia Holdings Bhd.	52,900	35,624
*	Muhibbah Engineering M Bhd.	1,359,125	268,661

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	My EG Services Bhd.	9,687,912	$1,893,671
	Nationgate Holdings Bhd.	158,000	57,204
*	Nylex Malaysia Bhd.	4,205	211
	OCK Group Bhd.	96,000	11,841
	Oriental Holdings Bhd.	648,300	926,601
#	OSK Holdings Bhd.	3,977,655	1,214,962
#	Padini Holdings Bhd.	1,331,800	997,333
	Panasonic Manufacturing Malaysia Bhd.	25,084	99,823
	Pantech Group Holdings Bhd.	1,007,619	225,525
	Paramount Corp. Bhd.	759,955	175,089
#	Pentamaster Corp. Bhd.	509,000	453,807
#	Perak Transit Bhd.	948,749	146,890
#	Petron Malaysia Refining & Marketing Bhd.	165,500	170,927
#	PIE Industrial Bhd.	66,900	80,046
	Power Root Bhd.	21,700	7,865
#	Ranhill Utilities Bhd.	1,582,238	369,863
	RCE Capital Bhd.	435,200	252,365
	REDtone Digital Bhd.	53,700	10,207
#	Sam Engineering & Equipment M Bhd.	412,749	423,794
*	Sapura Energy Bhd.	13,232,800	126,009
#	Sarawak Oil Palms Bhd.	830,255	529,746
	Scientex Bhd.	1,441,472	1,267,631
#	SFP Tech Holdings Bhd.	231,500	36,986
# *	Shangri-La Hotels Malaysia Bhd.	117,700	59,557
	Sime Darby Property Bhd.	6,050,300	1,237,073
	SKP Resources Bhd.	1,897,324	404,541
*	Solarvest Holdings Bhd.	38,900	12,535
	SP Setia Bhd. Group	4,373,600	1,331,774
#	Sports Toto Bhd.	1,863,476	549,996
	Sunway Construction Group Bhd.	372,436	236,211
	Suria Capital Holdings Bhd.	269,560	121,112
	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	566,986
#	Ta Ann Holdings Bhd.	494,189	437,843
	Taliworks Corp. Bhd.	476,616	80,338
#	Thong Guan Industries Bhd.	506,100	218,242
	TMC Life Sciences Bhd.	306,800	44,322
*	Tropicana Corp. Bhd.	1,690,590	530,295
#	TSH Resources Bhd.	1,381,600	329,503
#	Uchi Technologies Bhd.	887,200	736,649
#	UEM Edgenta Bhd.	538,000	103,853
#	UEM Sunrise Bhd.	3,165,600	705,551
	Unisem M Bhd.	812,600	619,371
	United Malacca Bhd.	398,850	423,204
	UOA Development Bhd.	4,185,399	1,656,880
*	Uzma Bhd.	41,400	10,440
#	Velesto Energy Bhd.	8,441,608	475,686
#	VS Industry Bhd.	6,082,400	1,158,199
*	Wasco Bhd.	70,500	21,376
#	WCT Holdings Bhd.	2,001,993	219,700
#	Wellcall Holdings Bhd.	883,400	288,295
*	YNH Property Bhd.	128,516	12,764

TOTAL MALAYSIA			60,479,506

MEXICO — (3.2%)
	Alfa SAB de CV, Class A	600,749	439,758
#	Alpek SAB de CV	804,129	595,677
*	Alsea SAB de CV	1,200,172	5,023,267
*	Axtel SAB de CV	5,752,767	355,964
Ω	Banco del Bajio SA	2,398,641	8,866,042

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Bolsa Mexicana de Valores SAB de CV	1,126,677	$2,111,194
	Consorcio ARA SAB de CV	3,356,244	650,452
*	Controladora AXTEL SAB de CV	858,225	14,779
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,728,809	1,415,886
	Corp. Actinver SAB de CV	179,820	158,503
#	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	5,706,693
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	960,372	1,239,796
	Corp. Moctezuma SAB de CV	838,557	3,670,301
	Corporativo Fragua SAB de CV	3	134
*	Corpovael SA de CV	73,341	19,266
	Cydsa SAB de CV	10,875	12,093
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,721
	GCC SAB de CV	538,452	6,064,471
	Genomma Lab Internacional SAB de CV, Class B	1,417,858	1,375,585
	Gentera SAB de CV	2,901,196	4,653,904
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	6,406,651
	Grupo Comercial Chedraui SA de CV	1,597,509	11,763,045
#	Grupo Herdez SAB de CV	1,410,534	3,979,458
#	Grupo Hotelero Santa Fe SAB de CV	618,935	127,900
	Grupo Industrial Saltillo SAB de CV	1,029,004	1,341,311
*	Grupo Pochteca SAB de CV	327,489	137,451
*	Grupo Posadas SAB de CV	89,967	166,692
#	Grupo Rotoplas SAB de CV	801,868	1,342,005
*	Grupo Simec SAB de CV, Class B	945,472	10,044,855
	Grupo Televisa SAB.	245,514	144,321
* Ω	Grupo Traxion SAB de CV	356,102	597,843
*	Hoteles City Express SAB de CV	833,957	220,529
*	Industrias CH SAB de CV, Class B	1,683,487	18,183,419
	KUO SAB De CV, Class B	713,687	1,770,600
#	La Comer SAB de CV	2,959,826	6,332,334
	Megacable Holdings SAB de CV	1,613,127	4,708,279
*	Minera Frisco SAB de CV, Class A1	5,327,018	1,075,930
* Ω	Nemak SAB de CV	2,997,040	519,604
# *	Ollamani SAB	12,275	25,086
	Operadora De Sites Mexicanos SAB de CV, Class A	209,219	236,201
	Orbia Advance Corp. SAB de CV	678,444	1,110,493
*	Organizacion Cultiba SAB de CV	1,077,807	657,478
	Organizacion Soriana SAB de CV, Class B	358,274	710,033
	Promotora y Operadora de Infraestructura SAB de CV	511,096	5,119,388
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	55,827
	Qualitas Controladora SAB de CV	400,941	5,242,665
	Regional SAB de CV	505,137	4,542,790
* ††	San Luis Rassini	3,300	0
* ††	Sanluis Corp. SA	9,284	0
*	Vista Energy SAB de CV, ADR	2,874	124,013
	Vitro SAB de CV, Class A	642,772	330,189

TOTAL MEXICO			129,391,876

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	3,350,400	522,563
	A Soriano Corp.	2,931,411	606,933
* ††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc..	4,599,400	802,022
	Alsons Consolidated Resources, Inc.	1,838,000	16,192
	Apex Mining Co., Inc.	5,852,000	331,654
*	AyalaLand Logistics Holdings Corp.	2,980,100	98,661
	Belle Corp.	12,306,400	431,635
*	Bloomberry Resorts Corp.	8,335,800	1,500,070

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Century Pacific Food, Inc.	2,699,500	$1,771,167
	China Banking Corp.	5,694,814	3,855,300
	COL Financial Group, Inc.	763,000	30,529
*	Converge Information & Communications Technology Solutions, Inc.	3,379,100	548,716
	Cosco Capital, Inc.	2,998,000	241,681
	D&L Industries, Inc.	6,538,700	707,725
*	DITO CME Holdings Corp.	1,354,100	51,804
	DMCI Holdings, Inc.	5,003,100	957,929
	DoubleDragon Corp.	1,080,890	147,504
	East West Banking Corp.	635,100	102,506
	Filinvest Development Corp.	2,730,422	266,208
	Filinvest Land, Inc.	53,722,577	679,190
	First Gen Corp.	49,300	16,375
	First Philippine Holdings Corp.	1,527,600	1,724,663
	Global Ferronickel Holdings, Inc.	1,835,911	59,512
	GT Capital Holdings, Inc.	143,920	1,590,636
	Keepers Holdings, Inc.	378,000	9,484
	LT Group, Inc.	3,026,800	532,045
	Manila Water Co., Inc.	6,468,900	2,778,761
	Max’s Group, Inc.	59,200	3,251
	Megaworld Corp.	11,562,000	366,006
	Nickel Asia Corp.	9,723,100	676,977
	Petron Corp.	5,086,800	263,916
	Philcomsat Holdings Corp.	316,021	585,177
	Philex Mining Corp.	3,618,300	189,680
*	Philippine National Bank	767,726	288,602
* ††	Philippine National Construction Corp.	173,000	2,752
	Philippine Savings Bank	474,907	448,177
*	Philippine Seven Corp.	10,510	15,744
	Philippine Stock Exchange, Inc.	49,642	167,844
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	64,916
	Premium Leisure Corp.	10,373,000	130,777
	Puregold Price Club, Inc.	1,628,490	667,021
	RFM Corp.	7,485,068	419,558
	Rizal Commercial Banking Corp.	2,651,952	1,042,785
	Robinsons Land Corp.	5,862,351	1,580,140
	Robinsons Retail Holdings, Inc.	393,040	244,317
	Security Bank Corp.	682,310	842,711
	Semirara Mining & Power Corp.	703,400	400,933
	Shakey’s Pizza Asia Ventures, Inc.	274,900	46,267
*	Shell Pilipinas Corp.	933,790	173,634
	Synergy Grid & Development Phils, Inc.	365,700	62,560
*	Top Frontier Investment Holdings, Inc.	2,580	3,765
	Union Bank of the Philippines	1,897,803	1,263,122
	Vista Land & Lifescapes, Inc.	12,890,200	334,558
	Vistamalls, Inc.	589,600	23,610
	Wilcon Depot, Inc.	2,776,300	801,826

TOTAL PHILIPPINES			31,492,091

POLAND — (1.4%)
*	11 bit studios SA	4,464	612,781
	AB SA	2,202	47,612
*	Agora SA	78,455	200,370
*	Alior Bank SA	98,228	2,502,385
# *	Amica SA	11,385	198,996
*	AmRest Holdings SE	112,625	729,762
#	Apator SA	41,865	151,436
	Arctic Paper SA	20,701	104,475

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
#	ASBISc Enterprises PLC	71,933	$433,891
	Asseco Poland SA	72,782	1,430,384
	Auto Partner SA	36,086	239,801
*	Bank Millennium SA	755,000	1,719,047
*	Bank Ochrony Srodowiska SA	63,177	246,872
	Benefit Systems SA	2,817	1,910,874
	Boryszew SA	143,028	217,997
	Budimex SA	29,940	5,064,742
# *	CCC SA	78,369	1,816,586
	Celon Pharma SA	21,330	79,709
# *	CI Games SA	311,268	112,849
#	Cognor Holding SA	232,722	476,802
	ComArch SA	7,770	464,017
	Cyber Folks SA	381	10,464
*	Cyfrowy Polsat SA	3,864	9,522
	Develia SA	1,491,512	2,439,063
	Dom Development SA	15,579	676,782
	Echo Investment SA	22,550	26,045
*	Enea SA	559,136	1,166,479
	Eurocash SA	175,280	589,280
*	Fabryki Mebli Forte SA	48,823	277,010
#	Globe Trade Centre SA	449,774	589,417
# *	Grenevia SA	615,765	368,329
# *	Grupa Azoty SA	107,336	579,753
#	Grupa Kety SA	52,444	10,867,161
	Inter Cars SA	33,276	4,364,213
# *	Jastrzebska Spolka Weglowa SA	94,546	711,780
	KRUK SA	62,008	7,048,498
*	Lubawa SA	30,768	29,469
#	Lubelski Wegiel Bogdanka SA	25,724	181,412
	Mirbud SA	82,029	199,097
	Mo-BRUK SA	2,418	193,373
	Neuca SA	2,358	529,644
*	Newag SA	522	3,710
*	PKP Cargo SA	67,694	200,574
	PlayWay SA	2,668	198,501
*	Polimex-Mostostal SA	121,962	104,912
	Stalexport Autostrady SA	217,280	156,293
	Synektik SA	3,997	127,370
*	Tauron Polska Energia SA	2,405,636	1,726,567
	TEN Square Games SA	5,135	108,906
	Text SA	24,327	538,660
*	Torpol SA	24,822	192,419
	VRG SA	873,743	709,695
#	Warsaw Stock Exchange	44,450	492,290
	Wawel SA	365	56,933
	Wirtualna Polska Holding SA	8,458	250,409
Ω	XTB SA	81,174	1,268,588
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	8,222
*	Zespol Elektrowni Patnow Adamow Konin SA	40,367	196,043

TOTAL POLAND			55,958,271

QATAR — (0.7%)
*	Aamal Co.	5,599,574	1,200,699
	Al Khaleej Takaful Group QSC	460,590	325,182
	Al Meera Consumer Goods Co. QSC	243,742	878,754
	Baladna	1,320,776	489,352
	Barwa Real Estate Co.	4,858,169	3,743,674
	Doha Bank QPSC	5,384,692	2,210,591

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Doha Insurance Co. QSC	178,039	$116,746
*	Estithmar Holding QPSC	2,742,883	1,543,167
	Gulf International Services QSC	2,627,664	1,993,300
	Gulf Warehousing Co.	698,372	634,062
*	Lesha Bank LLC	3,250,016	1,184,095
	Mannai Corp. QSC	532,158	562,408
	Mazaya Real Estate Development QPSC	1,159,539	206,712
	Medicare Group	524,816	584,329
	Qatar Aluminum Manufacturing Co.	6,405,903	2,482,543
	Qatar Insurance Co. SAQ	3,614,391	2,246,032
	Qatar International Islamic Bank QSC	291,121	803,681
	Qatar Islamic Insurance Group	21,480	49,873
	Qatar National Cement Co. QSC	653,872	640,857
	Qatar Navigation QSC	1,512,736	4,388,325
	Salam International Investment Ltd. QSC	2,225,787	385,416
	United Development Co. QSC	4,050,423	1,221,889
	Vodafone Qatar QSC	5,136,998	2,498,445
*	Widam Food Co.	45,980	28,409
	Zad Holding Co.	13,514	51,864

TOTAL QATAR			30,470,405

RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC	779	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (4.7%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	481,250	335,426
	Abdullah Al Othaim Markets Co.	1,244,508	4,126,233
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	31,236	262,356
	Advanced Petrochemical Co.	124,858	1,423,523
	Al Babtain Power & Telecommunication Co.	120,559	1,324,853
*	Al Gassim Investment Holding Co.	45,834	223,971
	Al Hammadi Holding	252,667	3,736,383
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	845,118
	Al Jouf Agricultural Development Co.	44,544	610,292
*	Al Jouf Cement Co.	167,328	511,854
*	Al Khaleej Training & Education Co.	124,167	1,088,890
	Al Masane Al Kobra Mining Co.	97,954	1,553,886
	Al Moammar Information Systems Co.	53,732	2,250,893
*	Al Rajhi Co. for Co-operative Insurance	62,352	2,192,958
*	Al Yamamah Steel Industries Co.	76,456	847,885
*	AlAbdullatif Industrial Investment Co.	108,640	504,798
	Alamar Foods	28,647	716,311
	Alandalus Property Co.	194,116	1,436,629
	Alaseel Co.	479,940	663,971
*	Al-Baha Development & Investment Co.	5,708,600	212,026
	Aldrees Petroleum & Transport Services Co.	127,998	5,713,694
*	Al-Etihad Cooperative Insurance Co.	68,752	483,938
*	AlJazira Takaful Ta’awuni Co.	104,041	512,734
*	AlKhorayef Water & Power Technologies Co.	32,838	2,040,273
*	Allianz Saudi Fransi Cooperative Insurance Co.	107,037	597,971
	Almunajem Foods Co.	48,392	1,549,397
*	Alujain Corp.	82,243	984,137
*	Amana Cooperative Insurance Co.	47,955	176,704
	Amlak International Finance Co.	32,922	125,316

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Anaam International Holding Group Co.	817,444	$235,273
*	Arabia Insurance Cooperative Co.	94,706	416,456
	Arabian Cement Co.	178,827	1,459,412
	Arabian Contracting Services Co.	43,611	2,540,213
*	Arabian Pipes Co.	16,683	809,699
*	Arabian Shield Cooperative Insurance Co.	86,559	522,493
	Arriyadh Development Co.	275,498	1,715,548
	Astra Industrial Group	134,321	6,218,335
	Ataa Educational Co.	36,431	688,480
	Baazeem Trading Co.	9,007	167,727
*	Bank Al-Jazira	1,719,351	7,412,127
	Basic Chemical Industries Ltd.	38,292	353,308
*	Batic Investments & Logistic Co.	369,133	314,174
	Bawan Co.	90,760	1,144,530
	BinDawood Holding Co.	510,295	1,286,096
*	Buruj Cooperative Insurance Co.	47,447	284,138
	Catrion Catering Holding Co.	138,748	4,668,629
	Cenomi Centers	354,997	2,367,886
*	Chubb Arabia Cooperative Insurance Co.	40,251	354,067
	City Cement Co.	215,742	1,192,903
	Dallah Healthcare Co.	111,569	4,869,868
*	Dar Al Arkan Real Estate Development Co.	1,733,568	6,137,525
	East Pipes Integrated Co. for Industry	23,331	890,426
	Eastern Province Cement Co.	116,026	1,032,741
	Electrical Industries Co.	1,772,460	2,230,882
*	Emaar Economic City	1,222,455	2,526,219
*	Fawaz Abdulaziz Al Hokair & Co., Class C	140,758	430,918
	Fitaihi Holding Group	420,136	453,984
*	Gulf General Cooperative Insurance Co.	77,334	321,413
	Gulf Insurance Group	65,479	656,374
*	Gulf Union Cooperative Insurance Co.	61,206	374,385
	Hail Cement Co.	149,374	455,614
	Herfy Food Services Co.	68,286	580,098
*	Jazan Development & Investment Co.	90,932	399,870
	L’Azurde Co. for Jewelry	83,263	342,985
	Leejam Sports Co. JSC	78,537	4,383,972
*	Liva Insurance Co.	59,423	324,025
	Maharah Human Resources Co.	861,640	1,446,347
*	Malath Cooperative Insurance Co.	84,556	443,898
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	154,548	1,115,078
*	Methanol Chemicals Co.	115,818	521,388
*	Middle East Healthcare Co.	117,786	2,849,747
	Middle East Paper Co.	122,352	1,383,772
*	Middle East Specialized Cables Co.	50,327	445,372
	Mobile Telecommunications Co. Saudi Arabia	1,432,407	4,610,851
	Najran Cement Co.	265,590	703,971
*	Nama Chemicals Co.	39,377	331,368
*	Naseej International Trading Co.	9,376	203,659
*	National Agriculture Development Co.	521,761	4,867,247
	National Co. for Glass Industries	63,808	739,918
	National Co. for Learning & Education	41,585	1,670,771
	National Gas & Industrialization Co.	116,492	2,634,846
*	National Gypsum	47,161	350,240
*	National Industrialization Co., Class C	1,013,786	3,772,340
	National Medical Care Co.	80,526	3,945,625
*	National Metal Manufacturing & Casting Co.	19,775	103,654
	Nayifat Finance Co.	129,549	489,817
	Northern Region Cement Co.	279,916	730,206
	Qassim Cement Co.	58,280	917,485

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Rabigh Refining & Petrochemical Co.	256,953	$515,147
*	Raydan Food Co.	24,476	186,383
	Retal Urban Development Co.	224,694	548,913
*	Salama Cooperative Insurance Co.	10,260	91,345
*	Saudi Arabian Cooperative Insurance Co.	16,596	87,405
	Saudi Automotive Services Co.	117,378	2,606,493
	Saudi Cement Co.	231,880	2,838,889
	Saudi Ceramic Co.	118,245	1,111,476
	Saudi Chemical Co. Holding	1,535,816	3,289,933
*	Saudi Co. For Hardware CJSC	1,504	14,526
*	Saudi Ground Services Co.	40,797	593,226
*	Saudi Industrial Development Co.	23,922	65,764
	Saudi Industrial Investment Group	145,313	897,117
	Saudi Investment Bank	526,160	2,363,470
*	Saudi Kayan Petrochemical Co.	745,569	1,860,693
	Saudi Marketing Co.	67,912	471,687
	Saudi Paper Manufacturing Co.	71,527	1,442,912
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	174,167	1,729,066
*	Saudi Printing & Packaging Co., Class C	81,990	334,056
*	Saudi Public Transport Co.	248,132	1,336,404
*	Saudi Real Estate Co.	493,378	2,963,679
*	Saudi Reinsurance Co.	173,403	1,266,872
*	Saudi Research & Media Group	67,444	4,311,288
*	Saudi Vitrified Clay Pipe Co. Ltd.	18,151	218,383
	Saudia Dairy & Foodstuff Co.	49,883	4,859,633
*	Scientific & Medical Equipment House Co.	24,263	338,281
*	Seera Group Holding	535,616	3,898,689
	SHL Finance Co.	48,474	209,108
*	Sinad Holding Co.	185,868	658,646
	Southern Province Cement Co.	174,170	1,852,612
	Sumou Real Estate Co.	4,238	70,466
	Sustained Infrastructure Holding Co.	127,131	1,283,944
*	Tabuk Agriculture	51,454	262,833
*	Tabuk Cement Co.	137,498	476,805
*	Takween Advanced Industries Co.	87,851	329,368
	Tanmiah Food Co.	13,284	493,745
	Theeb Rent A Car Co.	65,697	1,196,285
*	Umm Al-Qura Cement Co.	85,187	379,376
	United Electronics Co.	134,725	3,555,169
	United International Transportation Co.	124,963	2,781,142
	United Wire Factories Co.	42,559	375,540
*	Walaa Cooperative Insurance Co.	124,183	1,013,145
*	Wataniya Insurance Co.	49,099	397,677
	Yamama Cement Co.	375,757	3,474,690
	Yanbu Cement Co.	238,700	1,860,309
	Zahrat Al Waha For Trading Co., Class C	29,213	335,077
*	Zamil Industrial Investment Co.	118,960	646,940

TOTAL SAUDI ARABIA			193,787,420

SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0

SOUTH AFRICA — (2.7%)
	Adcock Ingram Holdings Ltd.	173,494	510,690
	Advtech Ltd.	2,578,964	3,922,316
	AECI Ltd.	282,814	1,408,383
	African Rainbow Minerals Ltd.	296,695	3,064,898
	Afrimat Ltd.	233,924	797,294
	Alexander Forbes Group Holdings Ltd.	1,437,620	486,241

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Altron Ltd., Class A	631,230	$381,261
*	Astral Foods Ltd.	102,031	802,671
#	AVI Ltd.	939,094	4,323,233
	Barloworld Ltd.	425,747	1,956,278
*	Blue Label Telecoms Ltd.	1,181,745	268,877
# *	Brait PLC	2,328,289	161,066
	Cashbuild Ltd.	50,175	411,837
	Caxton & CTP Publishers & Printers Ltd.	343,385	188,763
	City Lodge Hotels Ltd.	1,058,420	233,134
	Coronation Fund Managers Ltd.	562,518	910,594
	Curro Holdings Ltd.	399,634	228,048
	DataTec Ltd.	1,605,615	3,104,479
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	1,854,474
	DRDGOLD Ltd.	1,386,609	1,099,490
	Famous Brands Ltd.	198,212	579,028
#	Foschini Group Ltd.	874,311	4,616,180
	Grindrod Ltd.	1,566,967	1,080,543
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,561,263	13,380,024
	Hudaco Industries Ltd.	88,913	792,315
	Italtile Ltd.	928,768	468,371
	JSE Ltd.	232,819	1,061,761
*	KAP Ltd.	5,944,254	811,029
*	Lesaka Technologies, Inc.	776	3,251
	Lewis Group Ltd.	192,088	449,857
	Life Healthcare Group Holdings Ltd.	3,875,531	2,211,178
	Merafe Resources Ltd.	3,205,125	212,937
*	Metair Investments Ltd.	477,183	297,008
	Momentum Metropolitan Holdings	3,144,447	3,422,659
	Motus Holdings Ltd.	384,063	1,700,836
	Mpact Ltd.	463,793	628,292
	Mr Price Group Ltd.	678,239	6,283,547
*	MultiChoice Group	454,852	2,907,220
	Netcare Ltd.	3,573,872	2,164,235
	Ninety One Ltd.	572,480	1,184,003
	Northam Platinum Holdings Ltd.	351,396	2,328,237
	Oceana Group Ltd.	244,580	986,127
#	Old Mutual Ltd.	2,659,401	1,562,525
	Omnia Holdings Ltd.	437,540	1,242,106
	Pick n Pay Stores Ltd.	987,025	1,056,223
*	PPC Ltd.	3,163,427	546,943
	PSG Financial Services Ltd.	2,017,236	1,617,795
	Raubex Group Ltd.	488,630	787,910
*	RCL Foods Ltd.	535,302	298,947
	Reunert Ltd.	445,875	1,565,056
	RFG Holdings Ltd.	343,641	245,271
	Santam Ltd.	131,354	2,094,503
	Sappi Ltd.	1,508,335	4,051,993
*	Southern Sun Ltd.	92,144	25,259
*	SPAR Group Ltd.	508,704	2,620,934
	Spur Corp. Ltd.	202,429	326,535
	Sun International Ltd.	802,125	1,566,196
	Super Group Ltd.	907,674	1,343,745
*	Telkom SA SOC Ltd.	755,307	953,242
#	Thungela Resources Ltd.	287,825	2,018,806
	Tiger Brands Ltd.	420,819	4,577,510
# *	Transaction Capital Ltd.	1,423,791	205,623
*	Trencor Ltd.	903,601	343,729
	Truworths International Ltd.	971,043	3,881,888
	Tsogo Sun Ltd.	1,129,167	676,895

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	We Buy Cars Pty. Ltd.	465,266	$494,158
	Wilson Bayly Holmes-Ovcon Ltd.	184,183	1,360,946
*	Zeda Ltd.	502,013	313,542

TOTAL SOUTH AFRICA			109,460,945

SOUTH KOREA — (10.1%)
*	3S Korea Co. Ltd.	154,715	289,030
	ABco Electronics Co. Ltd.	34,238	298,144
	ABOV Semiconductor Co. Ltd.	8,956	99,185
# *	Abpro Bio Co. Ltd.	630,240	231,703
*	ADTechnology Co. Ltd.	32,888	925,645
	Advanced Nano Products Co. Ltd.	26,011	2,173,806
	Advanced Process Systems Corp.	34,806	871,968
	Aekyung Chemical Co. Ltd.	35,661	319,087
	Aekyung Industrial Co. Ltd.	21,735	324,821
*	Agabang&Company	67,415	247,041
#	Ahnlab, Inc.	20,292	928,030
*	Air Busan Co. Ltd.	36,739	71,531
	Ajin Industrial Co. Ltd.	88,562	253,804
	AK Holdings, Inc.	1,713	18,748
*	ALUKO Co. Ltd.	165,011	394,225
# *	Amicogen, Inc.	132,820	732,841
*	Aminologics Co. Ltd.	199,202	214,620
*	Amo Greentech Co. Ltd.	25,182	188,356
*	Amotech Co. Ltd.	35,475	190,536
*	Anam Electronics Co. Ltd.	186,008	251,067
*	Ananti, Inc.	197,211	904,335
*	Anapass, Inc.	10,439	161,237
*	Anterogen Co. Ltd.	18,586	192,684
	APRO Co. Ltd.	1,846	15,477
*	Aprogen, Inc.	268,248	304,459
*	APS, Inc.	44,932	233,199
* ††	Arion Technology, Inc.	1,721	0
	Asia Cement Co. Ltd.	54,970	401,440
	ASIA Holdings Co. Ltd.	3,528	603,753
	Asia Pacific Satellite, Inc.	19,738	247,590
	Asia Paper Manufacturing Co. Ltd.	81,215	497,924
*	Asiana Airlines, Inc.	82,372	651,685
	Atinum Investment Co. Ltd.	117,276	237,392
	Avaco Co. Ltd.	31,776	415,727
	Avatec Co. Ltd.	7,666	69,093
	Baiksan Co. Ltd.	44,605	442,845
*	Barunson Entertainment & Arts Corp.	6,431	2,679
*	Beno Tnr, Inc.	34,664	105,216
	BGF Co. Ltd.	103,379	281,246
	BGFecomaterials Co. Ltd.	82,075	237,160
#	BH Co. Ltd.	80,510	1,005,990
*	BHI Co. Ltd.	39,293	245,169
# *	Binex Co. Ltd.	83,552	840,295
	Binggrae Co. Ltd.	14,995	772,047
	Bio Plus Co. Ltd.	47,003	217,847
*	Biodyne Co. Ltd.	41,035	267,701
*	Bioneer Corp.	62,522	1,363,697
*	Biosolution Co. Ltd.	2,671	36,062
	BIT Computer Co. Ltd.	29,596	129,159
*	BNC Korea Co. Ltd.	162,737	754,420
#	Boditech Med, Inc.	44,167	507,060
	BoKwang Industry Co. Ltd.	47,681	185,645
	Bookook Securities Co. Ltd.	10,528	184,529

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Boryung	107,363	$862,005
*	Bosung Power Technology Co. Ltd.	135,252	319,420
	Brand X Co. Ltd.	13,892	50,001
* ††	Bucket Studio Co. Ltd.	55,178	8,623
*	Bukwang Pharmaceutical Co. Ltd.	119,347	547,403
*	BusinessOn Communication Co. Ltd.	9,828	101,490
	BYC Co. Ltd.	10,070	284,149
	Byucksan Corp.	131,559	213,294
*	C&C International Corp.	4,331	263,797
*	Cafe24 Corp.	42,602	462,919
*	CammSys Corp.	198,279	201,205
	Caregen Co. Ltd.	27,892	439,248
*	Chabiotech Co. Ltd.	49,264	606,350
	Chemtronics Co. Ltd.	39,956	804,196
*	Chemtros Co. Ltd.	53,634	263,498
#	Cheryong Electric Co. Ltd.	38,769	1,721,178
*	ChinHung International, Inc.	207,572	142,667
*	Chips&Media, Inc.	37,182	577,784
*	Choil Aluminum Co. Ltd.	226,703	387,090
*	Chokwang Leather Co. Ltd.	607	22,720
	Chong Kun Dang Pharmaceutical Corp.	21,323	1,600,540
	Chongkundang Holdings Corp.	11,961	531,575
* ††	Chorokbaem Media Co. Ltd.	49,739	36,456
# *	Chunbo Co. Ltd.	8,687	482,870
*	CJ Bioscience, Inc.	259	2,757
*	CJ CGV Co. Ltd.	186,085	770,432
*	CJ ENM Co. Ltd.	28,541	1,561,461
	CJ Freshway Corp.	17,881	295,223
*	CKD Bio Corp.	10,942	192,082
	CLIO Cosmetics Co. Ltd.	13,245	334,564
*	CMG Pharmaceutical Co. Ltd.	327,955	498,965
*	CoAsia Corp.	10,028	53,698
*	Com2uS Holdings Corp.	12,556	270,341
	Com2uSCorp.	26,297	754,860
*	ContentreeJoongAng Corp.	21,259	205,145
*	Coreana Cosmetics Co. Ltd.	52,223	117,697
*	Corentec Co. Ltd.	19,152	127,374
	Cosmax, Inc.	25,280	2,550,534
*	Cosmecca Korea Co. Ltd.	16,670	427,440
*	Cosmochemical Co. Ltd.	51,589	1,179,748
#	COWELL FASHION Co. Ltd.	49,398	113,810
	Cowintech Co. Ltd.	15,842	263,288
	CR Holdings Co. Ltd.	73,982	322,448
# *	Creative & Innovative System	162,892	1,337,145
	Creverse, Inc.	6,861	94,036
*	CrystalGenomics Invites Co. Ltd.	133,930	289,966
*	CS Bearing Co. Ltd.	24,068	140,266
# *	CTC BIO, Inc.	58,083	340,617
*	Cube Entertainment, Inc.	1,854	19,635
	Cuckoo Holdings Co. Ltd.	26,747	378,570
#	Cuckoo Homesys Co. Ltd.	25,090	418,740
*	Curexo, Inc.	42,724	374,117
	Cymechs, Inc.	19,555	296,467
*	D&C Media Co. Ltd.	4,809	85,558
#	D.I Corp.	73,014	1,036,654
*	DA Technology Co. Ltd.	133,285	19,577
	Dae Hwa Pharmaceutical Co. Ltd.	38,577	307,636
	Dae Won Kang Up Co. Ltd.	125,990	522,138
* ††	Dae Yu Co. Ltd.	4,904	1,529

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daea TI Co. Ltd..	195,936	$435,056
*	Daebo Magnetic Co. Ltd.	7,816	141,522
*	Daechang Co. Ltd	131,727	150,429
	Daechang Forging Co. Ltd.	20,949	100,878
	Daedong Corp.	53,430	461,616
	Daeduck Co. Ltd.	4,472	20,337
	Daeduck Electronics Co. Ltd.	110,072	1,826,410
	Daehan Flour Mill Co. Ltd.	3,196	317,024
	Daehan New Pharm Co. Ltd.	32,177	185,801
	Daehan Steel Co. Ltd.	34,780	351,866
*	Dae-Il Corp.	74,654	315,947
*	Daejoo Electronic Materials Co. Ltd.	35,811	2,401,731
#	Daesang Corp.	73,468	1,162,416
	Daesang Holdings Co. Ltd.	46,079	288,617
	Daesung Energy Co. Ltd.	28,072	177,865
	Daesung Holdings Co. Ltd.	3,322	21,874
*	Daesung Industrial Co. Ltd.	72,040	198,126
*	Daesung Private Equity, Inc.	10,556	15,376
	Daewon Media Co. Ltd.	26,165	192,777
	Daewon Pharmaceutical Co. Ltd.	54,458	588,041
	Daewon San Up Co. Ltd.	13,387	63,557
*	Daewoo Engineering & Construction Co. Ltd.	184,641	508,748
	Daewoong Co. Ltd.	62,362	847,814
	Daewoong Pharmaceutical Co. Ltd.	13,972	1,127,061
*	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	18,865	387,372
	Daishin Securities Co. Ltd.	112,901	1,279,124
# *	Danal Co. Ltd.	174,569	489,638
	Daol Investment & Securities Co. Ltd.	128,420	294,630
	Daou Data Corp.	46,710	419,406
	Daou Technology, Inc.	91,181	1,296,940
*	Dasan Networks, Inc.	89,525	245,234
# *	Dawonsys Co. Ltd.	102,426	993,410
	DB Financial Investment Co. Ltd.	88,961	273,529
*	DB, Inc.	261,190	270,573
*	Dear U Co. Ltd.	4,401	83,869
*	Dentis Co. Ltd.	34,911	233,192
	Dentium Co. Ltd.	22,411	2,090,914
	Deutsch Motors, Inc.	62,031	233,411
# *	Devsisters Co. Ltd.	13,354	460,354
*	Dexter Studios Co. Ltd.	58,162	294,187
	DGB Financial Group, Inc.	566,199	3,458,537
	DI Dong Il Corp.	52,667	969,179
	Digital Daesung Co. Ltd.	50,789	258,756
	Digital Imaging Technology Co. Ltd.	10,762	224,071
*	DIO Corp.	30,199	446,491
*	DK Tech Co. Ltd.	9,051	56,609
	DL E&C Co. Ltd.	55,184	1,479,314
	DL Holdings Co. Ltd.	33,762	1,295,556
* ††	DMOA Co. Ltd.	414,534	64,785
	DMS Co. Ltd.	57,720	262,478
	DN Automotive Corp.	4,204	253,712
	DNF Co. Ltd.	26,963	422,061
	Dohwa Engineering Co. Ltd.	49,605	266,775
	Dong Ah Tire & Rubber Co. Ltd.	15,897	140,314
	Dong-A Socio Holdings Co. Ltd.	9,972	795,251
	Dong-A ST Co. Ltd.	15,843	771,314
	Dongbang Transport Logistics Co. Ltd.	86,581	137,233
	Dongjin Semichem Co. Ltd.	4,753	146,948

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkoo Bio & Pharma Co. Ltd.	21,999	$105,976
#	DongKook Pharmaceutical Co. Ltd.	83,756	994,097
	Dongkuk Holdings Co. Ltd.	40,445	244,967
	Dongkuk Industries Co. Ltd.	106,036	549,391
	Dongkuk Steel Mill Co. Ltd.	108,638	922,289
*	Dongkuk Structures & Construction Co. Ltd.	93,874	199,444
	Dongsuh Cos., Inc.	14,928	205,256
	Dongsung Chemical Co. Ltd.	86,675	287,964
	Dongsung Finetec Co. Ltd.	60,256	558,382
*	Dongsung Pharmaceutical Co. Ltd.	24,408	91,198
# *	Dongwha Enterprise Co. Ltd.	17,954	731,358
	Dongwha Pharm Co. Ltd.	71,325	449,003
	Dongwon Development Co. Ltd.	124,021	241,467
	Dongwon F&B Co. Ltd.	22,886	642,480
#	Dongwon Systems Corp.	18,239	561,341
	Dongwoon Anatech Co. Ltd.	41,650	608,930
	Dongyang E&P, Inc.	18,219	266,601
	Doosan Co. Ltd.	1,667	182,094
# *	Doosan Fuel Cell Co. Ltd.	121,308	1,733,841
#	Doosan Tesna, Inc.	20,410	711,662
	DoubleUGames Co. Ltd.	39,354	1,242,149
	Douzone Bizon Co. Ltd.	35,859	1,538,744
*	Dream Security Co. Ltd.	88,257	212,781
	Dreamtech Co. Ltd.	100,119	680,057
*	DRTECH Corp.	183,856	452,745
*	DSK Co. Ltd.	6,892	32,318
	Duck Yang Industry Co. Ltd.	51,906	190,016
*	Duk San Neolux Co. Ltd.	38,011	1,047,176
*	Duksan Hi-Metal Co. Ltd.	17,426	92,096
*	Duksan Techopia Co. Ltd.	4,254	124,996
	Duksung Co. Ltd.	2,357	14,968
	DY Corp.	52,995	220,887
	DY POWER Corp.	19,325	182,266
*	Dynamic Design Co. Ltd.	10,881	56,983
	DYPNF Co. Ltd.	6,176	99,319
* ††	E Investment&Development Co. Ltd.	74,253	14,022
	E1 Corp.	10,584	525,285
	Easy Bio, Inc.	87,948	263,355
#	Easy Holdings Co. Ltd.	107,856	255,676
	Echo Marketing, Inc.	47,688	471,544
	Ecoplastic Corp.	76,577	253,586
#	Ecopro HN Co. Ltd.	33,131	1,627,550
* ††	Ehwa Technologies Information Co. Ltd.	455,538	55,702
	Elensys Co. Ltd.	11,333	52,797
	Elentec Co. Ltd.	47,311	267,424
	E-MART, Inc.	10,670	489,345
*	EMKOREA Co. Ltd.	113,508	228,946
*	EMRO, Inc.	12,522	603,440
#	EM-Tech Co. Ltd.	42,707	1,038,043
*	Enchem Co. Ltd.	604	123,559
#	ENF Technology Co. Ltd.	33,305	667,814
*	Envioneer Co. Ltd.	732	10,369
*	Enzychem Lifesciences Corp.	18,213	25,828
	Eo Technics Co. Ltd.	774	131,400
*	Eoflow Co. Ltd.	5,280	16,243
* ††	E-TRON Co. Ltd.	1,594,702	86,537
*	Eubiologics Co. Ltd.	76,572	741,896
#	Eugene Corp.	140,289	361,046
	Eugene Investment & Securities Co. Ltd.	196,429	616,212

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Technology Co. Ltd.	48,507	$1,845,160
	Eusu Holdings Co. Ltd.	40,532	164,895
*	EV Advanced Material Co. Ltd.	130,754	238,793
*	Exem Co. Ltd.	168,497	316,740
	Exicon Co. Ltd.	11,282	169,131
	F&F Holdings Co. Ltd.	1,979	21,514
	FarmStory Co. Ltd.	195,611	226,985
*	Fine M-Tec Co. Ltd.	2,624	16,246
#	Fine Semitech Corp.	39,942	943,862
*	Firstec Co. Ltd.	96,567	230,979
*	Flask Co. Ltd.	70,072	40,002
# *	Foosung Co. Ltd.	191,113	1,063,440
	Fursys, Inc.	10,910	297,447
*	FutureChem Co. Ltd.	34,286	324,112
	Gabia, Inc.	41,698	535,353
*	GAEASOFT.	28,220	153,780
	Galaxia Moneytree Co. Ltd.	61,913	343,334
*	GAMSUNG Corp. Co. Ltd.	182,717	421,860
*	Gaon Cable Co. Ltd.	3,769	133,994
	GC Cell Corp.	24,068	666,431
*	GemVax & Kael Co. Ltd.	35,492	301,813
*	Gemvaxlink Co. Ltd.	194,256	425,789
*	GeneOne Life Science, Inc.	214,850	380,942
*	Genexine, Inc.	98,031	529,820
*	Genie Music Corp.	18,369	41,469
*	Genome & Co.	9,543	47,561
*	Genomictree, Inc.	30,768	487,865
	Geumhwa PSC Co. Ltd.	6,842	138,853
*	Giantstep, Inc.	22,911	150,415
	Global Standard Technology Co. Ltd.	16,924	587,020
*	Global Tax Free Co. Ltd.	93,886	312,755
*	GnBS eco Co. Ltd.	2,900	12,212
	GOLFZON Co. Ltd.	13,009	732,013
	Golfzon Newdin Holdings Co. Ltd.	68,106	189,606
# * ††	Good People Co. Ltd.	112,659	0
	Gradiant Corp.	27,715	324,564
#	Grand Korea Leisure Co. Ltd.	96,422	987,841
#	Green Cross Corp.	15,863	1,303,315
	Green Cross Holdings Corp.	74,695	864,040
	Green Cross Wellbeing Corp.	1,603	11,816
*	Green Plus Co. Ltd.	4,861	38,337
*	GS Engineering & Construction Corp.	202,780	2,403,780
	GS Global Corp.	133,558	237,253
	Gwangju Shinsegae Co. Ltd.	9,662	217,406
	HAESUNG DS Co. Ltd.	34,794	1,244,792
	Haesung Industrial Co. Ltd.	14,187	76,294
	Han Kuk Carbon Co. Ltd.	101,139	827,953
#	Hana Materials, Inc.	21,077	812,702
#	Hana Micron, Inc.	104,922	2,033,522
	Hana Pharm Co. Ltd.	2,755	26,438
*	Hana Technology Co. Ltd.	13,955	596,346
	Hana Tour Service, Inc.	20,874	933,581
*	Hanall Biopharma Co. Ltd.	64,871	1,680,641
	Hancom, Inc.	48,360	828,880
	Handok, Inc.	26,292	262,619
	Handsome Co. Ltd.	40,624	575,201
	Hanil Cement Co. Ltd.	41,965	396,236
	Hanil Feed Co. Ltd.	21,621	78,211
	Hanil Holdings Co. Ltd.	42,979	392,380

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Hyundai Cement Co. Ltd.	8,926	$96,549
	Hanjin Transportation Co. Ltd.	22,702	340,838
	Hankook Shell Oil Co. Ltd.	2,067	403,677
	HanmiGlobal Co. Ltd.	23,691	277,527
	Hannong Chemicals, Inc.	22,149	286,923
*	Hans Biomed Corp.	1,113	10,510
#	Hansae Co. Ltd.	43,336	674,626
	Hansae Yes24 Holdings Co. Ltd.	9,629	32,948
	Hanshin Machinery Co.	91,455	298,375
	Hansol Holdings Co. Ltd.	93,816	190,893
*	Hansol IONES Co. Ltd.	71,025	649,914
	Hansol Paper Co. Ltd.	48,916	380,788
	Hansol Technics Co. Ltd.	81,362	327,912
	Hanssem Co. Ltd.	6,935	281,748
*	Hansung Cleantech Co. Ltd.	71,889	131,742
*	Hanwha Engine	128,636	1,180,537
# *	Hanwha Galleria Corp.	277,929	279,593
	Hanwha General Insurance Co. Ltd.	181,867	661,425
*	Hanwha Investment & Securities Co. Ltd.	386,884	940,911
*	Hanyang Digitech Co. Ltd.	10,693	220,002
	Hanyang Eng Co. Ltd.	32,984	483,285
	Hanyang Securities Co. Ltd.	27,737	212,199
	Harim Co. Ltd.	152,048	335,467
	Harim Holdings Co. Ltd.	142,560	677,335
	HB SOLUTION Co. Ltd.	110,496	502,854
	HB Technology Co. Ltd.	174,261	439,742
	HD Hyundai Construction Equipment Co. Ltd.	36,580	1,438,157
*	HD Hyundai Energy Solutions Co. Ltd.	13,203	225,664
	HD Hyundai Infracore Co. Ltd.	320,618	1,907,440
	HDC Holdings Co. Ltd.	44,038	278,937
	HDC Hyundai Development Co-Engineering & Construction, Class E	108,837	1,380,348
	HDC Hyundai Engineering Plastics Co. Ltd.	10,107	30,905
	Hecto Financial Co. Ltd.	8,753	114,255
	Hecto Innovation Co. Ltd.	24,674	236,217
# *	Helixmith Co. Ltd.	115,106	365,824
#	HFR, Inc.	24,379	272,244
	Hite Jinro Co. Ltd.	95,659	1,450,353
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	90,531	183,011
*	HJ Shipbuilding & Construction Co. Ltd.	79,625	180,934
	HK inno N Corp.	27,102	757,067
	HL Holdings Corp.	18,795	460,489
	HL Mando Co. Ltd.	46,742	1,318,222
*	HLB Biostep Co. Ltd.	123,603	330,770
*	HLB Therapeutics Co. Ltd.	188,692	1,529,128
	Home Center Holdings Co. Ltd.	233,830	192,675
*	Homecast Co. Ltd.	100,408	209,265
	HS Industries Co. Ltd.	89,994	266,337
# *	Humasis Co. Ltd.	143,067	190,763
*	Humax Co. Ltd.	51,352	90,947
	Humedix Co. Ltd.	19,277	467,968
#	Huons Co. Ltd.	26,666	662,465
	Huons Global Co. Ltd.	19,370	298,802
	Husteel Co. Ltd.	61,559	205,181
	Huvitz Co. Ltd.	27,773	260,776
	Hwa Shin Co. Ltd.	51,695	404,069
#	Hwaseung Enterprise Co. Ltd.	40,872	277,393
	Hy-Lok Corp.	25,144	491,999
	Hyosung Advanced Materials Corp., Class C	4,921	1,298,379
#	Hyosung Corp.	26,240	1,139,418

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Heavy Industries Corp.	6,040	$1,347,850
	Hyosung TNC Corp.	7,382	1,955,913
	Hyundai Bioland Co. Ltd.	33,411	219,474
*	Hyundai BNG Steel Co. Ltd.	31,868	498,246
	Hyundai Corp.	21,340	263,823
	Hyundai Department Store Co. Ltd.	43,453	1,643,639
#	Hyundai Elevator Co. Ltd.	40,890	1,192,055
	Hyundai Ezwel Co. Ltd.	53,439	223,301
	Hyundai Futurenet Co. Ltd.	85,643	288,172
	Hyundai GF Holdings	97,440	340,271
	Hyundai Green Food	7,889	69,291
	Hyundai Home Shopping Network Corp.	8,854	348,964
*	Hyundai Livart Furniture Co. Ltd.	37,796	207,715
	Hyundai Motor Securities Co. Ltd.	55,151	354,236
	Hyundai Movex Co. Ltd.	16,299	34,536
	Hyundai Pharmaceutical Co. Ltd.	65,014	177,475
	Hyundai Wia Corp.	51,447	2,141,506
	HyVision System, Inc.	35,874	547,421
	i3system, Inc.	15,256	466,863
*	iA, Inc.	880,017	241,037
*	ICD Co. Ltd.	38,800	245,635
*	Il Dong Pharmaceutical Co. Ltd.	6,013	67,198
	Iljin Diamond Co. Ltd.	7,510	84,889
	Iljin Electric Co. Ltd.	76,462	1,209,631
	Iljin Holdings Co. Ltd.	66,086	204,498
*	Iljin Hysolus Co. Ltd.	7,387	124,031
	Iljin Power Co. Ltd.	28,946	263,896
	Ilshin Spinning Co. Ltd.	49,958	324,621
	Ilsung Pharmaceuticals Co. Ltd.	20,685	296,779
	Ilyang Pharmaceutical Co. Ltd.	39,518	395,067
*	IM Co. Ltd.	5,089	28,676
	iMarketKorea, Inc.	56,029	341,835
	InBody Co. Ltd.	38,971	835,887
	Incross Co. Ltd.	22,756	152,299
*	Infinitt Healthcare Co. Ltd.	19,779	73,811
	Innocean Worldwide, Inc.	56,980	934,510
	InnoWireless Co. Ltd.	18,114	335,024
	Innox Advanced Materials Co. Ltd.	42,455	981,070
*	Inscobee, Inc.	286,035	252,170
# *	Insun ENT Co. Ltd.	102,136	480,992
*	Insung Information Co. Ltd.	70,630	142,739
	Intellian Technologies, Inc.	21,427	980,480
	Intelligent Digital Integrated Security Co. Ltd.	17,544	233,673
*	Interflex Co. Ltd.	38,362	402,495
	Interojo Co. Ltd.	24,056	433,394
#	INTOPS Co. Ltd.	32,084	615,520
#	iNtRON Biotechnology, Inc.	82,171	411,280
	Inzi Controls Co. Ltd.	882	4,839
#	IS Dongseo Co. Ltd.	49,372	954,325
#	ISC Co. Ltd.	19,130	1,001,917
	i-SENS, Inc.	61,743	871,485
*	ISU Chemical Co. Ltd.	48,843	426,954
*	ISU Specialty Chemical	11,891	2,920,839
*	ITEK, Inc.	37,024	203,442
# *	ITM Semiconductor Co. Ltd.	7,456	105,370
*	Jahwa Electronics Co. Ltd.	38,252	696,889
	JASTECH Ltd.	16,616	105,068
	JB Financial Group Co. Ltd.	140,462	1,347,714
	JC Chemical Co. Ltd.	34,668	156,430

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jeil Pharmaceutical Co. Ltd.	9,855	$118,099
*	Jeisys Medical, Inc.	144,955	1,005,086
*	Jeju Air Co. Ltd.	88,222	711,720
*	Jeju Semiconductor Corp.	98,093	1,558,294
*	Jin Air Co. Ltd.	62,070	624,576
	Jinsung T.E.C.	36,955	261,447
*	JNK Heaters Co. Ltd.	62,635	190,122
*	JNTC Co. Ltd.	14,352	209,748
*	JoyCity Corp.	102,173	182,345
	JS Corp.	752	10,225
#	Jusung Engineering Co. Ltd.	82,875	2,052,618
	JVM Co. Ltd.	18,939	408,673
	JW Holdings Corp.	189,488	413,908
	JW Life Science Corp.	28,941	260,244
	JW Pharmaceutical Corp.	44,214	982,050
*	JW Shinyak Corp.	81,839	107,462
#	K Car Co. Ltd.	29,897	285,984
*	Kakao Games Corp.	14,838	231,729
	Kangnam Jevisco Co. Ltd.	9,315	186,928
*	Kangstem Biotech Co. Ltd.	25,235	47,972
	KAON Group Co. Ltd.	46,535	187,206
	KC Co. Ltd.	27,573	435,868
	KC Tech Co. Ltd.	30,014	786,933
	KCC Glass Corp.	30,162	873,502
	KCTC	25,319	74,633
	KEC Corp.	456,631	449,390
*	Kencoa Aerospace Co.	21,517	170,470
	KEPCO Plant Service & Engineering Co. Ltd.	65,626	1,665,173
*	KEYEAST Co. Ltd.	43,850	181,860
	KG Chemical Corp.	96,558	396,648
	KG Dongbusteel	23,234	118,426
	KG Eco Solution Co. Ltd.	62,240	404,202
* ††	KG Mobility Co.	89,851	397,951
#	Kginicis Co. Ltd.	48,990	407,954
	KGMobilians Co. Ltd.	57,542	208,024
#	KH Vatec Co. Ltd.	54,756	607,843
*	Kib Plug Energy	547,931	164,496
*	KidariStudio, Inc.	28,757	95,956
	KINX, Inc.	8,997	595,513
	KISCO Corp.	60,091	515,273
	KISCO Holdings Co. Ltd.	31,963	529,671
	KISWIRE Ltd.	36,878	684,456
*	KMW Co. Ltd.	59,703	658,246
*	KNJ Co. Ltd.	16,518	230,668
*	KNW Co. Ltd.	22,133	122,019
*	KoBioLabs, Inc.	24,325	135,474
	Koentec Co. Ltd.	82,232	415,779
#	Koh Young Technology, Inc.	186,625	2,176,228
#	Kolmar BNH Co. Ltd.	37,255	426,393
	Kolmar Holdings Co. Ltd.	60,370	367,336
	Kolmar Korea Co. Ltd.	48,179	1,739,327
	Kolon Corp.	21,066	249,288
#	Kolon Industries, Inc.	55,356	1,593,385
*	Kolon Life Science, Inc.	4,872	78,706
	Kolon Plastic, Inc.	34,751	180,868
#	KoMiCo Ltd.	21,663	1,417,904
#	KONA I Co. Ltd.	21,596	273,942
	Korea Alcohol Industrial Co. Ltd.	47,508	364,251
	Korea Asset In Trust Co. Ltd.	179,677	399,720

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	$147,530
*	Korea Circuit Co. Ltd.	42,486	484,767
*	Korea District Heating Corp.	383	11,131
	Korea Electric Terminal Co. Ltd.	17,663	819,162
	Korea Electronic Power Industrial Development Co. Ltd.	52,760	290,284
	Korea Export Packaging Industrial Co. Ltd.	44,390	86,824
# *	Korea Information & Communications Co. Ltd.	36,899	236,002
	Korea Information Certificate Authority, Inc.	11,323	39,259
*	Korea Line Corp.	534,830	690,829
	Korea Movenex Co. Ltd.	71,212	261,455
#	Korea Petrochemical Ind Co. Ltd.	11,127	1,090,954
	Korea Pharma Co. Ltd.	3,319	45,940
	Korea Real Estate Investment & Trust Co. Ltd.	504,964	370,079
	Korea United Pharm, Inc.	33,488	594,516
	Korean Reinsurance Co.	376,293	2,224,138
*	KOSES Co. Ltd.	22,051	236,139
*	KPS Corp.	17,118	79,219
	KPX Chemical Co. Ltd.	5,845	191,943
	KSS LINE Ltd.	53,011	316,660
*	Kt alpha Co. Ltd.	48,777	179,621
	KT Skylife Co. Ltd.	60,064	241,903
	KTCS Corp.	108,800	250,659
	Kukdong Oil & Chemicals Co. Ltd.	39,533	111,553
# * ††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	20,698
	Kukjeon Pharmaceutical Co. Ltd.	31,679	128,848
*	Kumho HT, Inc.	255,774	111,647
# *	Kumho Tire Co., Inc.	126,340	639,720
*	KUMHOE&C Co. Ltd.	60,792	186,180
	Kumkang Kind Co. Ltd.	52,507	206,226
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	553,814
*	Kwangmu Co. Ltd.	25,875	61,866
	KX Innovation Co. Ltd.	69,335	237,795
	Kyeryong Construction Industrial Co. Ltd.	21,408	212,604
	Kyobo Securities Co. Ltd.	58,656	212,734
	Kyongbo Pharmaceutical Co. Ltd.	36,171	194,713
	Kyung Dong Navien Co. Ltd.	21,138	908,902
	Kyungbang Co. Ltd.	2,785	15,348
	KyungDong City Gas Co. Ltd.	10,595	147,946
	Kyungdong Pharm Co. Ltd.	57,017	262,413
	Kyung-In Synthetic Corp.	101,373	250,787
	L&C Bio Co. Ltd.	34,106	497,621
*	L&K Biomed Co. Ltd.	2,662	16,548
*	LabGenomics Co. Ltd.	160,572	318,319
# *	Lake Materials Co. Ltd.	115,339	1,887,960
*	LaonPeople, Inc.	7,151	33,084
# *	LB Semicon, Inc.	114,801	605,865
	LEADCORP, Inc.	34,577	133,801
	Lee Ku Industrial Co. Ltd.	36,342	172,626
	LF Corp.	49,088	547,009
	LG HelloVision Co. Ltd.	105,600	257,180
	LOT Vacuum Co. Ltd.	42,497	606,874
	Lotte Chilsung Beverage Co. Ltd.	11,100	1,015,621
*	Lotte Data Communication Co.	6,698	146,478
	Lotte Energy Materials Corp.	27,147	883,044
	LOTTE Fine Chemical Co. Ltd.	48,299	1,567,680
	LOTTE Himart Co. Ltd.	34,338	238,570
*	Lotte Non-Life Insurance Co. Ltd.	155,474	389,134
	Lotte Rental Co. Ltd.	23,420	459,473
#	Lotte Wellfood Co. Ltd.	7,377	713,836

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LS Eco Energy Ltd.	35,473	$779,273
	LS Marine Solution Co. Ltd.	41,609	339,953
*	LTC Co. Ltd.	3,288	36,056
*	LVMC Holdings	314,247	637,742
	LX Hausys Ltd.	17,772	552,578
	LX Holdings Corp.	53,086	267,325
	LX International Corp.	84,654	1,703,363
	LX Semicon Co. Ltd.	28,944	1,523,692
	M.I.Tech Co. Ltd.	33,780	190,299
	Macrogen, Inc.	8,522	124,655
	Maeil Dairies Co. Ltd.	4,652	136,609
	MAKUS, Inc.	2,403	21,279
	Mcnex Co. Ltd.	44,126	811,680
*	MDS Tech, Inc.	196,061	225,636
*	ME2ON Co. Ltd.	52,774	100,432
*	Medipost Co. Ltd.	62,875	322,087
#	Medytox, Inc.	13,641	1,321,343
	Meerecompany, Inc.	18,287	391,884
	MegaStudy Co. Ltd.	23,468	188,606
	MegaStudyEdu Co. Ltd.	26,459	1,154,915
	META BIOMED Co. Ltd.	6,041	18,269
	Mgame Corp.	53,290	207,760
	Mi Chang Oil Industrial Co. Ltd.	981	55,653
*	MiCo Ltd.	99,922	761,975
*	Mirae Asset Life Insurance Co. Ltd.	94,577	341,007
*	Mirae Asset Venture Investment Co. Ltd.	45,048	184,228
	Miwon Chemicals Co. Ltd.	3,654	191,073
	Miwon Commercial Co. Ltd.	5,072	714,217
	Miwon Specialty Chemical Co. Ltd.	5,925	594,080
	MK Electron Co. Ltd.	57,809	489,120
# *	MNTech Co. Ltd.	63,871	769,781
*	Mobase Electronics Co. Ltd.	50,785	68,456
	Modetour Network, Inc.	31,762	384,168
	Motonic Corp.	27,391	162,931
*	Motrex Co. Ltd.	46,392	481,193
	mPlus Corp.	2,912	21,750
	MS Autotech Co. Ltd.	97,277	322,603
	Multicampus Co. Ltd.	7,724	196,784
#	Myoung Shin Industrial Co. Ltd.	90,041	947,947
	Namhae Chemical Corp.	65,840	340,259
*	Namsun Aluminum Co. Ltd.	293,744	406,198
*	Namuga Co. Ltd.	32,185	333,227
	Namyang Dairy Products Co. Ltd.	990	369,366
*	NanoenTek, Inc.	42,584	102,323
	Nasmedia Co. Ltd.	14,818	201,813
*	Nature & Environment Co. Ltd.	263,818	198,102
	Nature Holdings Co. Ltd.	22,214	226,900
	NeoPharm Co. Ltd.	14,725	275,896
	Neowiz	43,589	680,693
*	Neowiz Holdings Corp.	13,636	193,544
*	Nepes Ark Corp.	11,540	236,489
# *	NEPES Corp.	56,133	712,926
*	Neptune Co.	33,973	149,379
	New Power Plasma Co. Ltd.	26,711	109,526
	Nexen Corp.	108,320	334,618
	Nexen Tire Corp.	105,921	711,644
# *	Nexon Games Co. Ltd.	57,090	551,585
	NEXTIN, Inc.	19,082	897,950
	NHN Corp.	47,844	816,463

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	NHN KCP Corp.	80,285	$672,807
	NICE Holdings Co. Ltd.	53,851	478,158
	Nice Information & Telecommunication, Inc.	16,798	271,696
	NICE Information Service Co. Ltd.	122,690	937,322
	NICE Total Cash Management Co. Ltd., Class C	42,408	181,495
	Nong Shim Holdings Co. Ltd.	6,695	322,146
	NOROO Paint & Coatings Co. Ltd.	29,827	203,118
	NOVAREX Co. Ltd.	17,413	130,132
	NPC	58,198	216,692
*	NUVOTEC Co. Ltd.	153,125	60,463
	OCI Co. Ltd.	14,967	1,013,120
	OCI Holdings Co. Ltd.	14,183	966,320
	ONEJOON Co. Ltd.	26,328	302,071
	OptoElectronics Solutions Co. Ltd.	24,003	218,245
*	OPTRON-TEC, Inc.	3,408	11,114
*	Orbitech Co. Ltd.	60,435	122,240
	Oriental Precision & Engineering Co. Ltd.	7,243	17,587
#	Orion Holdings Corp.	69,450	738,242
* ††	Osung Advanced Materials Co. Ltd.	213,179	214,348
#	Ottogi Corp.	4,558	1,370,183
*	P&H Tech Co. Ltd.	2,070	23,962
	Paik Kwang Industrial Co. Ltd.	98,951	561,609
	Paradise Co. Ltd.	139,659	1,513,002
	Park Systems Corp.	13,163	1,399,909
	Partron Co. Ltd.	140,609	812,987
	Paseco Co. Ltd.	9,135	60,078
*	Pemtron Corp.	8,393	51,280
*	People & Technology, Inc.	42,761	1,226,280
	PHA Co. Ltd.	27,238	220,760
#	PharmaResearch Co. Ltd.	21,101	1,932,788
*	PharmGen Science, Inc.	51,788	198,461
*	Pharmicell Co. Ltd.	98,744	418,297
*	PHC Co. Ltd.	4,742	34,310
*	Philenergy Co. Ltd.	3,018	54,244
#	Philoptics Co. Ltd.	44,336	946,862
# *	PI Advanced Materials Co. Ltd.	53,939	814,219
*	Polaris AI Corp.	49,966	77,098
*	Pond Group Co. Ltd.	6,232	27,054
	Poongsan Corp.	57,097	2,667,974
	Poongsan Holdings Corp.	37,452	823,103
#	Posco M-Tech Co. Ltd.	72,480	1,061,068
	POSCO Steeleon Co. Ltd.	7,689	255,805
*	Power Logics Co. Ltd.	90,835	520,821
	Protec Co. Ltd.	14,082	389,673
#	PSK, Inc.	61,581	1,301,964
	Pulmuone Co. Ltd.	38,753	343,134
	Pumtech Korea Co. Ltd.	654	12,604
	QRT, Inc.	1,246	21,399
*	RaonSecure Co. Ltd.	6,130	10,395
*	Ray Co. Ltd.	19,732	189,421
	Reyon Pharmaceutical Co. Ltd.	26,643	263,887
	RFHIC Corp.	52,376	589,541
*	RFTech Co. Ltd.	72,758	203,232
*	Robostar Co. Ltd.	21,039	474,943
*	Robotis Co. Ltd.	9,626	161,104
	Rorze Systems Corp.	5,180	45,088
*	RS Automation Co. Ltd.	5,893	83,843
	Rsupport Co. Ltd.	59,819	156,117
#	S&S Tech Corp.	49,148	1,477,355

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sajo Industries Co. Ltd.	7,744	$205,299
	Sajodaerim Corp.	2,580	70,937
*	Sam Chun Dang Pharm Co. Ltd.	21,476	1,616,541
	Sam Young Electronics Co. Ltd.	35,188	278,319
	Sam Yung Trading Co. Ltd.	61,884	594,608
	Sambo Motors Co. Ltd.	3,410	12,764
*	Sambu Engineering & Construction Co. Ltd.	515,771	589,359
	Samchully Co. Ltd.	5,441	361,316
	SAMHWA Paints Industrial Co. Ltd.	37,979	215,225
	Samick THK Co. Ltd.	31,605	313,787
*	Samil Pharmaceutical Co. Ltd.	31,010	207,073
	Samji Electronics Co. Ltd.	12,079	80,148
	Samjin Pharmaceutical Co. Ltd.	27,872	398,036
*	Samkee Corp.	48,012	65,614
	Sammok S-Form Co. Ltd.	17,220	244,442
#	SAMPYO Cement Co. Ltd.	94,093	199,691
*	Samsung Pharmaceutical Co. Ltd.	264,149	326,797
	Samsung Publishing Co. Ltd.	7,853	104,392
	SAMT Co. Ltd.	211,277	559,178
	Samwha Capacitor Co. Ltd.	26,881	966,288
	Samyang Corp.	10,673	389,034
	Samyang Foods Co. Ltd.	13,290	2,828,012
	Samyang Holdings Corp.	10,721	539,718
	Samyang Packaging Corp.	3,255	40,315
	Samyang Tongsang Co. Ltd.	4,359	157,542
	Samyoung Co. Ltd.	58,165	161,715
	Sang-A Frontec Co. Ltd.	35,089	573,444
*	Sangbo Corp.	112,085	146,789
# *	Sangsangin Co. Ltd.	124,136	295,050
#	Sangsin Energy Display Precision Co. Ltd.	30,989	358,691
	Saramin Co. Ltd.	20,654	268,271
	Satrec Initiative Co. Ltd.	22,920	847,898
*	SBI Investment Korea Co. Ltd.	304,100	186,090
* ††	SBW	881,230	64,398
*	S-Connect Co. Ltd.	187,609	227,876
*	SD Biosensor, Inc.	120,400	913,789
	SeAH Besteel Holdings Corp.	35,169	562,398
	SeAH Holdings Corp.	3,283	262,681
	SeAH Steel Corp.	3,625	358,691
	SeAH Steel Holdings Corp.	5,936	991,690
	Sebang Co. Ltd.	34,190	297,222
	Sebang Global Battery Co. Ltd.	18,787	1,380,409
	Sebitchem Co. Ltd.	76	2,557
#	Seegene, Inc.	105,527	1,684,169
	Segyung Hitech Co. Ltd.	6,339	43,816
	Sejin Heavy Industries Co. Ltd.	51,963	264,108
	Sejong Industrial Co. Ltd.	42,372	180,703
	Sekonix Co. Ltd.	19,943	108,410
*	Selvas AI, Inc.	66,898	797,490
*	SEMCNS Co. Ltd.	42,418	241,801
	Sempio Foods Co.	8,661	178,649
#	Seobu T&D	99,277	544,296
	Seohan Co. Ltd.	241,292	152,351
	Seohee Construction Co. Ltd.	11,969	12,039
# *	Seojin System Co. Ltd.	55,762	988,372
*	Seoul Auction Co. Ltd.	35,052	224,785
	Seoul City Gas Co. Ltd.	3,309	136,505
#	Seoul Semiconductor Co. Ltd.	126,870	894,327
	Seoulin Bioscience Co. Ltd.	14,050	88,088

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon Co. Ltd.	52,444	$352,323
	Seoyon E-Hwa Co. Ltd.	37,029	487,282
* ††	Sewon E&C Co. Ltd.	103,618	52,855
#	SFA Engineering Corp.	50,005	927,993
# *	SFA Semicon Co. Ltd.	212,634	851,449
	SGC Energy Co. Ltd.	20,005	355,822
	Shin Heung Energy & Electronics Co. Ltd.	44,975	332,313
	Shindaeyang Paper Co. Ltd.	31,268	128,544
	Shinil Electronics Co. Ltd.	223,203	300,771
	Shinsegae Information & Communication Co. Ltd.	3,039	24,578
#	Shinsegae International, Inc.	44,906	579,782
	Shinsegae, Inc.	9,087	1,088,180
	Shinsung Delta Tech Co. Ltd.	8,131	476,998
*	Shinsung E&G Co. Ltd.	511,807	790,872
#	Shinsung Tongsang Co. Ltd.	122,206	160,777
*	Shinyoung Securities Co. Ltd.	17,134	838,474
*	Showbox Corp.	88,149	228,419
	Simmtech Co. Ltd.	65,374	1,426,101
	SIMPAC, Inc.	9,817	29,729
	Sindoh Co. Ltd.	11,968	319,137
	SK Chemicals Co. Ltd.	23,586	1,025,042
	SK D&D Co. Ltd.	21,701	190,537
	SK Discovery Co. Ltd.	41,409	1,358,176
*	SK Eternix Co. Ltd.	32,479	469,764
	SK Gas Ltd.	7,286	868,504
	SK Networks Co. Ltd.	442,588	1,606,604
*	SK oceanplant Co. Ltd.	79,243	747,576
	SK Securities Co. Ltd.	1,024,677	444,433
	SL Corp.	48,829	1,177,371
*	SM Culture & Contents Co. Ltd.	140,860	171,674
*	SMCore, Inc.	48,764	198,002
*	SMEC Co. Ltd.	35,679	105,465
	SNT Dynamics Co. Ltd.	25,107	286,296
	SNT Holdings Co. Ltd.	24,371	397,156
#	SNT Motiv Co. Ltd.	28,773	960,278
	Solid, Inc.	172,396	717,971
*	SOLUM Co. Ltd.	127,659	2,405,040
	Solus Advanced Materials Co. Ltd.	104,146	1,332,149
	Songwon Industrial Co. Ltd.	42,127	436,622
*	Sonid, Inc.	10,545	16,652
	Soop Co. Ltd.	27,378	2,216,019
	Soosan Heavy Industries Co. Ltd.	72,251	103,956
#	Soulbrain Holdings Co. Ltd.	18,254	751,389
	SPC Samlip Co. Ltd.	5,613	236,625
	SPG Co. Ltd.	39,138	787,881
	Spigen Korea Co. Ltd.	11,515	252,814
	ST Pharm Co. Ltd.	32,226	2,171,085
	STIC Investments, Inc.	123,274	771,368
	Straffic Co. Ltd.	63,434	185,390
*	Studio Dragon Corp.	35,379	1,085,185
*	STX Heavy Industries Co. Ltd.	47,003	545,438
*	Sugentech, Inc.	31,160	122,885
	Suheung Co. Ltd.	21,369	339,901
*	Sukgyung AT Co. Ltd.	8,345	357,451
	Sun Kwang Co. Ltd.	5,570	72,123
	Sung Kwang Bend Co. Ltd.	51,596	425,354
*	Sungchang Enterprise Holdings Ltd.	186,577	268,513
# *	Sungeel Hitech Co. Ltd.	11,137	640,428
	Sungshin Cement Co. Ltd.	55,635	355,429

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sungwoo Hitech Co. Ltd.	147,314	$996,558
	Sunjin Co. Ltd.	41,013	215,317
	Sunny Electronics Corp.	41,310	59,749
*	Suprema, Inc.	15,179	263,982
	SV Investment Corp.	103,041	148,884
*	SY Co. Ltd.	101,112	342,830
*	Synergy Innovation Co. Ltd.	110,139	219,585
*	Synopex, Inc.	244,522	1,533,505
	Systems Technology, Inc.	37,695	962,288
*	T Scientific Co. Ltd.	51,142	44,231
	T&L Co. Ltd.	12,428	538,744
	Tae Kyung Industrial Co. Ltd.	39,743	172,982
	Taekwang Industrial Co. Ltd.	907	437,814
	Taekyung BK Co. Ltd.	35,717	142,101
* ††	Taewoong Co. Ltd.	29,611	475,863
*	Taihan Electric Wire Co. Ltd.	79,101	782,758
*	Taihan Fiberoptics Co. Ltd.	16,653	14,503
	TCC Steel	50,924	1,923,205
	TechWing, Inc.	97,261	2,391,710
*	Telcon RF Pharmaceutical, Inc.	138,940	77,612
	Telechips, Inc.	35,218	650,366
	TEMC CNS Co. Ltd.	18,321	161,225
	TES Co. Ltd.	45,212	781,328
*	Theragen Etex Co. Ltd.	89,722	257,241
*	Thinkware Systems Corp.	13,873	154,798
	TK Corp.	47,666	426,803
#	TKG Huchems Co. Ltd.	60,874	868,566
	TLB Co. Ltd.	21,223	437,487
	Tokai Carbon Korea Co. Ltd.	17,011	1,491,207
	Tongyang Life Insurance Co. Ltd.	130,556	500,756
	Tongyang, Inc.	429,336	286,164
*	Tonymoly Co. Ltd.	4,187	25,924
*	Top Engineering Co. Ltd.	10,509	51,203
	Toptec Co. Ltd.	65,252	385,591
	Tovis Co. Ltd.	39,177	536,553
	TS Corp.	140,490	322,321
*	TS Nexgen Co. Ltd.	15,798	10,017
# *	TSE Co. Ltd.	8,349	492,528
*	TSI Co. Ltd.	7,242	38,652
*	Tuksu Construction Co. Ltd.	35,785	185,023
	TYM Corp.	98,746	345,280
	UBCare Co. Ltd.	94,062	328,670
	Ubiquoss Holdings, Inc.	32,753	293,004
	Ubiquoss, Inc.	26,517	326,949
	Uju Electronics Co. Ltd.	19,860	287,444
*	Uni-Chem Co. Ltd.	155,749	204,417
	Unid Co. Ltd.	12,792	885,514
*	Union Materials Corp.	36,760	73,730
	Union Semiconductor Equipment & Materials Co. Ltd.	81,568	641,523
	Uniquest Corp.	31,292	156,351
*	Unison Co. Ltd.	393,827	271,264
	UniTest, Inc.	56,615	585,347
	Value Added Technology Co. Ltd.	26,781	568,404
*	Viatron Technologies, Inc.	32,947	209,840
*	VICTEK Co. Ltd.	69,996	232,423
* ††	Vidente Co. Ltd.	57,951	26,122
	Vieworks Co. Ltd.	29,404	583,003
*	Vina Tech Co. Ltd.	10,674	363,190
	Vitzro Tech Co. Ltd.	19,888	122,894

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Vitzrocell Co. Ltd.	48,568	$607,458
*	VM, Inc.	43,343	503,886
*	VT Co. Ltd.	54,440	869,465
	Webcash Corp.	15,944	105,055
	Webzen, Inc.	49,778	585,150
*	Wellbiotec Co. Ltd.	132,296	52,168
*	Wemade Max Co. Ltd.	22,923	177,778
	Whanin Pharmaceutical Co. Ltd.	44,496	454,484
	Winix, Inc.	13,930	90,432
	Wins Co. Ltd.	28,513	258,277
	WiSoL Co. Ltd.	52,909	339,772
*	Wonik Holdings Co. Ltd.	125,548	321,386
*	WONIK IPS Co. Ltd.	17,774	473,368
	Wonik Materials Co. Ltd.	21,079	546,002
*	WONIK PNE Co. Ltd.	2,771	10,518
	Wonik QnC Corp.	52,975	1,205,379
	Woojin, Inc.	34,048	205,119
# *	Woongjin Thinkbig Co. Ltd.	72,625	112,647
*	Wooree Bio Co. Ltd.	30,580	56,238
# *	Woori Technology Investment Co. Ltd.	101,045	609,382
*	Woori Technology, Inc.	480,804	509,322
	Woory Industrial Co. Ltd.	17,303	185,353
	Wooshin Systems Co. Ltd.	6,033	35,885
*	Woosu AMS Co. Ltd.	99,986	210,508
	Worldex Industry & Trading Co. Ltd., Class C	40,391	690,683
# *	Wysiwyg Studios Co. Ltd.	173,685	266,883
	Y G-1 Co. Ltd.	31,576	131,914
*	Y2 Solution Co. Ltd.	17,797	55,551
*	YC Corp.	94,783	936,244
	Y-entec Co. Ltd.	25,880	134,661
	YG Entertainment, Inc.	38,975	1,186,676
*	YG PLUS	95,759	277,135
*	YMT Co. Ltd.	20,730	191,881
	Youlchon Chemical Co. Ltd.	35,492	855,237
	Young Poong Corp.	1,052	309,055
	Young Poong Precision Corp.	29,357	253,189
	Youngone Corp.	11,485	317,824
	Youngone Holdings Co. Ltd.	20,806	1,278,432
*	YTN Co. Ltd.	56,509	154,924
	Yuanta Securities Korea Co. Ltd.	256,315	513,307
*	Yungjin Pharmaceutical Co. Ltd.	178,861	272,849
	Zeus Co. Ltd.	66,051	792,538
	Zinus, Inc.	31,459	286,141

TOTAL SOUTH KOREA			413,205,747

TAIWAN — (17.5%)
	104 Corp.	1,000	7,072
	91APP, Inc.	109,000	294,921
	ABC Taiwan Electronics Corp.	277,954	170,299
	Abico Avy Co. Ltd.	324,841	271,567
#	Ability Enterprise Co. Ltd.	583,293	724,618
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	1,409,413
#	AcBel Polytech, Inc.	1,594,356	1,938,166
#	Acer E-Enabling Service Business, Inc.	10,000	79,733
#	ACES Electronic Co. Ltd.	333,822	415,047
*	Acon Holding, Inc.	832,560	266,723
#	Acter Group Corp. Ltd.	353,980	2,261,487
#	Action Electronics Co. Ltd.	732,000	445,378
#	Actron Technology Corp.	163,151	929,053

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ADATA Technology Co. Ltd.	931,141	$2,831,390
#	Addcn Technology Co. Ltd.	108,720	669,582
*	Adimmune Corp.	36,000	30,114
#	Adlink Technology, Inc.	98,000	194,719
#	Advanced Ceramic X Corp.	156,000	1,048,940
	Advanced Energy Solution Holding Co. Ltd.	8,000	153,687
	Advanced International Multitech Co. Ltd.	384,000	884,988
# *	Advanced Optoelectronic Technology, Inc.	354,000	292,074
#	Advanced Power Electronics Corp.	138,000	345,318
#	Advancetek Enterprise Co. Ltd.	1,051,519	1,869,932
	AEON Motor Co. Ltd.	23,359	22,598
#	Aerospace Industrial Development Corp.	2,123,000	3,720,810
	AGV Products Corp.	1,432,433	530,732
#	AIC, Inc.	8,000	76,482
#	Alexander Marine Co. Ltd.	51,000	609,381
*	ALI Corp.	418,775	294,384
#	Allied Circuit Co. Ltd.	113,000	488,653
#	Allied Supreme Corp.	104,000	1,353,902
#	Allis Electric Co. Ltd.	529,556	2,361,610
#	Alltek Technology Corp.	554,423	588,270
	Alltop Technology Co. Ltd.	111,774	755,056
#	Alpha Networks, Inc.	834,158	829,125
#	Altek Corp.	898,945	1,069,277
#	Amazing Microelectronic Corp.	278,352	857,002
#	Ambassador Hotel	1,111,000	2,355,705
#	AMPACS Corp.	76,000	140,038
#	Ampire Co. Ltd.	317,000	388,834
#	AMPOC Far-East Co. Ltd.	317,444	961,026
	AmTRAN Technology Co. Ltd.	1,947,398	910,460
*	Amulaire Thermal Technology, Inc.	36,017	51,380
#	Anji Technology Co. Ltd.	77,317	88,735
#	Anpec Electronics Corp.	197,007	1,214,305
#	Apac Opto Electronics, Inc.	147,000	450,913
#	Apacer Technology, Inc.	315,325	649,958
	APAQ Technology Co. Ltd.	484	1,836
#	APCB, Inc.	321,000	201,213
#	Apex Biotechnology Corp.	264,483	272,906
	Apex International Co. Ltd.	485,470	616,518
#	Apex Science & Engineering	410,054	171,715
	Arcadyan Technology Corp.	473,055	2,493,951
#	Ardentec Corp.	1,376,274	3,073,763
	Ares International Corp.	40,000	69,340
	Argosy Research, Inc.	185,396	909,118
	Asia Electronic Material Co. Ltd.	62,000	40,845
	Asia Optical Co., Inc.	766,000	1,500,365
#	Asia Polymer Corp.	1,330,996	791,433
#	Asia Tech Image, Inc.	198,000	437,398
#	ASIX Electronics Corp.	111,000	398,310
#	ASolid Technology Co. Ltd.	58,000	140,196
#	ASROCK, Inc.	126,000	866,586
#	ATE Energy International Co. Ltd.	42,000	40,656
#	Aten International Co. Ltd.	350,479	866,953
	Audix Corp.	279,600	613,987
#	AURAS Technology Co. Ltd.	192,148	4,645,325
	Aurora Corp.	262,349	588,673
#	Avalue Technology, Inc.	164,000	614,576
	Avermedia Technologies	36,000	40,443
	Awea Mechantronic Co. Ltd.	53,210	52,993
#	Axiomtek Co. Ltd.	218,765	574,855

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Azurewave Technologies, Inc.	214,000	$287,893
	Bafang Yunji International Co. Ltd., Class C	81,000	422,787
# *	Bank of Kaohsiung Co. Ltd.	3,404,038	1,211,412
	Basso Industry Corp.	472,900	604,013
#	BenQ Materials Corp.	556,000	588,505
#	BES Engineering Corp.	4,254,750	2,304,788
#	Billion Electric Co. Ltd.	49,000	67,875
#	Bin Chuan Enterprise Co. Ltd.	288,070	211,307
	Bionet Corp.	10,000	19,672
	Bionime Corp.	133,000	278,564
# *	Biostar Microtech International Corp.	631,975	392,760
#	Bioteque Corp.	196,308	731,356
#	Bizlink Holding, Inc.	147,000	1,035,597
	Bon Fame Co. Ltd.	32,000	99,142
#	Brave C&H Supply Co. Ltd.	75,000	383,814
	Bright Led Electronics Corp.	375,520	230,215
	Brighten Optix Corp.	9,000	49,819
	Brighton-Best International Taiwan, Inc.	1,469,318	1,570,209
	Brillian Network & Automation Integrated System Co. Ltd.	28,000	116,584
#	Browave Corp.	197,000	638,972
#	C Sun Manufacturing Ltd.	502,969	2,051,453
*	Calin Technology Co. Ltd.	38,000	49,684
	Cameo Communications, Inc.	666,645	195,896
#	Capital Futures Corp.	328,895	561,516
	Capital Securities Corp.	5,770,501	4,396,364
#	Career Technology MFG. Co. Ltd.	1,369,462	833,300
	Carnival Industrial Corp.	302,353	105,594
#	Castles Technology Co. Ltd.	188,859	738,159
#	Caswell, Inc.	82,000	286,479
	Cathay Chemical Works	30,000	44,292
#	Cathay Real Estate Development Co. Ltd.	1,633,700	1,919,023
	Cayman Engley Industrial Co. Ltd.	145,099	257,237
#	CCP Contact Probes Co. Ltd.	159,844	223,650
#	Celxpert Energy Corp.	274,919	209,786
#	Center Laboratories, Inc.	1,687,031	2,248,070
# *	Central Reinsurance Co. Ltd.	832,905	691,868
#	Century Iron & Steel Industrial Co. Ltd.	176,000	1,201,703
#	Chain Chon Industrial Co. Ltd.	453,484	187,559
# *	ChainQui Construction Development Co. Ltd.	451,080	351,476
# *	Champion Building Materials Co. Ltd.	701,465	239,903
#	Champion Microelectronic Corp.	23,000	43,231
	Chang Wah Electromaterials, Inc.	1,297,350	1,778,186
	Chang Wah Technology Co. Ltd.	1,180,425	1,466,209
#	Channel Well Technology Co. Ltd.	655,000	1,510,415
#	Chant Sincere Co. Ltd.	132,000	289,103
	Charoen Pokphand Enterprise	618,483	2,013,190
#	CHC Healthcare Group	338,000	576,090
	CHC Resources Corp.	346,282	692,783
#	Chen Full International Co. Ltd.	342,000	422,826
#	Chenbro Micom Co. Ltd.	189,000	1,644,456
#	Chenfull Precision Co. Ltd.	29,000	96,110
	Cheng Loong Corp.	2,720,383	2,436,190
#	Cheng Mei Materials Technology Corp.	1,142,524	466,898
	Cheng Uei Precision Industry Co. Ltd.	1,022,331	1,455,544
#	Chenming Electronic Technology Corp.	287,437	640,760
	Chia Chang Co. Ltd.	378,000	529,988
#	Chia Hsin Cement Corp.	1,760,643	994,516
	Chicony Power Technology Co. Ltd.	408,454	2,170,235
	Chief Telecom, Inc.	42,900	477,190

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chieftek Precision Co. Ltd.	248,847	$519,071
#	Chien Kuo Construction Co. Ltd.	406,249	306,046
	Chien Shing Harbour Service Co. Ltd.	16,000	23,332
#	China Bills Finance Corp.	2,632,000	1,232,014
	China Chemical & Pharmaceutical Co. Ltd.	839,000	564,804
#	China Ecotek Corp.	145,000	342,011
#	China Electric Manufacturing Corp.	798,959	419,530
#	China General Plastics Corp.	1,397,461	783,387
	China Glaze Co. Ltd.	235,002	184,130
# *	China Man-Made Fiber Corp.	4,486,390	1,053,450
	China Metal Products	953,603	1,386,680
	China Motor Corp.	457,600	2,004,404
# *	China Petrochemical Development Corp.	10,577,553	3,647,940
	China Steel Chemical Corp.	548,554	1,898,373
	China Steel Structure Co. Ltd.	282,000	534,596
#	China Wire & Cable Co. Ltd.	252,160	341,584
#	Chinese Maritime Transport Ltd.	266,594	373,677
#	Ching Feng Home Fashions Co. Ltd.	421,619	323,865
#	Chin-Poon Industrial Co. Ltd.	1,209,207	1,524,033
#	Chipbond Technology Corp.	2,135,000	4,967,811
	ChipMOS Technologies, Inc.	1,896,076	2,654,636
#	Chlitina Holding Ltd.	172,000	991,103
	Chong Hong Construction Co. Ltd.	639,666	2,514,036
#	Chun YU Works & Co. Ltd.	526,050	389,621
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,247,097
#	Chung Hung Steel Corp.	1,565,979	1,113,370
	Chung Hwa Food Industrial Co. Ltd.	126,535	373,066
#	Chung Hwa Pulp Corp.	1,310,405	927,237
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	196,376
#	Chunghwa Precision Test Tech Co. Ltd.	49,000	707,505
	Chyang Sheng Dyeing & Finishing Co. Ltd.	304,000	169,717
#	Cleanaway Co. Ltd.	274,000	1,626,100
#	Clevo Co.	1,450,200	1,875,051
# *	CMC Magnetics Corp.	2,651,108	1,093,492
#	C-Media Electronics, Inc.	71,000	113,593
	CoAsia Electronics Corp.	107,827	96,705
#	Collins Co. Ltd.	351,431	218,711
#	Compucase Enterprise	278,000	646,098
# *	Concord Securities Co. Ltd.	1,640,796	807,331
#	Continental Holdings Corp.	1,287,320	1,501,314
#	Contrel Technology Co. Ltd.	513,000	572,316
#	Coremax Corp.	268,215	533,953
	Coretronic Corp.	1,108,200	3,488,274
#	Co-Tech Development Corp.	795,533	1,584,208
	Crowell Development Corp.	13,000	19,943
	CTCI Corp.	1,870,000	2,964,612
	CviLux Corp.	227,040	302,007
	Cyberlink Corp.	34,000	92,517
#	CyberPower Systems, Inc.	223,650	1,785,119
# *	CyberTAN Technology, Inc.	972,779	640,948
	Cystech Electronics Corp.	15,750	34,536
	DA CIN Construction Co. Ltd.	881,368	1,562,041
	Dafeng TV Ltd.	304,870	507,306
	Da-Li Development Co. Ltd.	1,383,434	2,684,153
	Darfon Electronics Corp.	658,550	1,273,461
#	Darwin Precisions Corp.	1,153,635	597,662
#	Daxin Materials Corp.	191,200	892,640
#	De Licacy Industrial Co. Ltd.	830,881	341,697
	Delpha Construction Co. Ltd.	59,000	92,820

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Depo Auto Parts Ind Co. Ltd.	302,000	$1,821,951
	DFI, Inc.	9,000	18,427
#	Dimerco Data System Corp.	208,612	823,991
	Dimerco Express Corp.	453,945	1,304,022
#	D-Link Corp.	1,535,855	840,106
	Donpon Precision, Inc.	104,000	83,105
#	Dr Wu Skincare Co. Ltd.	57,000	304,047
#	Draytek Corp.	207,000	225,776
#	Drewloong Precision, Inc.	42,128	200,681
	Dyaco International, Inc.	212,545	200,346
#	Dynamic Holding Co. Ltd.	732,707	1,525,230
#	Dynapack International Technology Corp.	480,000	1,430,106
*	Eastern Media International Corp.	648,765	392,594
	ECOVE Environment Corp.	113,000	1,067,469
#	Edimax Technology Co. Ltd.	599,108	267,607
#	Edison Opto Corp.	262,749	193,094
	Edom Technology Co. Ltd.	732,964	524,778
#	eGalax_eMPIA Technology, Inc.	199,777	307,726
#	Egis Technology, Inc.	51,000	383,856
	Elan Microelectronics Corp.	907,400	4,567,159
#	E-Lead Electronic Co. Ltd.	197,873	336,172
#	E-LIFE MALL Corp.	295,000	764,770
#	Elite Advanced Laser Corp.	531,226	1,026,496
#	Elite Semiconductor Microelectronics Technology, Inc.	855,200	2,316,169
#	Elitegroup Computer Systems Co. Ltd.	875,254	821,230
#	Emerging Display Technologies Corp.	462,000	445,788
	Ennoconn Corp.	204,938	2,049,417
# *	Ennostar, Inc.	1,861,462	2,442,029
	EnTie Commercial Bank Co. Ltd.	1,770,603	766,794
#	Episil-Precision, Inc.	288,000	547,508
	Eris Technology Corp.	42,940	400,974
#	Eson Precision Ind Co. Ltd.	272,000	465,033
#	Eternal Materials Co. Ltd.	2,927,985	2,840,295
	Eurocharm Holdings Co. Ltd.	102,000	606,364
#	Ever Supreme Bio Technology Co. Ltd.	94,569	607,538
*	Everest Textile Co. Ltd.	999,762	242,323
	Evergreen Aviation Technologies Corp.	48,000	161,576
	Evergreen International Storage & Transport Corp.	1,590,000	1,641,025
#	Evergreen Steel Corp.	351,000	1,596,570
#	Everlight Chemical Industrial Corp.	1,564,606	972,072
	Everlight Electronics Co. Ltd.	1,251,000	2,416,385
# *	Everspring Industry Co. Ltd.	209,800	84,694
#	Excelsior Medical Co. Ltd.	397,129	1,109,786
#	EZconn Corp.	176,609	781,720
	Far Eastern Department Stores Ltd.	3,235,000	3,366,468
	Far Eastern International Bank	8,119,246	3,819,535
#	Farglory F T Z Investment Holding Co. Ltd.	423,121	752,651
#	Farglory Land Development Co. Ltd.	831,000	1,869,489
*	Federal Corp.	1,194,238	721,659
#	Feedback Technology Corp.	100,200	372,667
#	Feng Hsin Steel Co. Ltd.	1,642,100	3,545,518
	FineTek Co. Ltd.	4,440	12,893
#	Firich Enterprises Co. Ltd.	226,514	199,174
#	First Copper Technology Co. Ltd.	18,000	27,274
#	First Hi-Tec Enterprise Co. Ltd.	184,580	573,780
#	First Hotel	713,350	338,104
	First Insurance Co. Ltd.	900,179	583,626
# *	First Steamship Co. Ltd.	2,251,612	534,365
#	FIT Holding Co. Ltd.	485,456	664,315

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Fitipower Integrated Technology, Inc.	220,350	$1,653,642
#	Fittech Co. Ltd.	156,000	251,970
#	FLEXium Interconnect, Inc.	1,046,087	2,929,610
	Flytech Technology Co. Ltd.	369,309	960,995
	FocalTech Systems Co. Ltd.	72,000	185,484
#	Forcecon Tech Co. Ltd.	168,000	848,899
#	Formosa Advanced Technologies Co. Ltd.	589,000	663,341
	Formosa Electronic Industries, Inc.	23,000	27,161
# *	Formosa International Hotels Corp.	179,329	1,294,179
#	Formosa Laboratories, Inc.	286,089	884,452
	Formosa Oilseed Processing Co. Ltd.	233,695	432,687
	Formosa Optical Technology Co. Ltd.	128,000	407,490
#	Formosa Taffeta Co. Ltd.	1,478,000	1,036,640
	Formosan Rubber Group, Inc.	644,956	528,594
#	Formosan Union Chemical	1,117,733	670,125
#	Founding Construction & Development Co. Ltd.	629,623	516,521
	Foxsemicon Integrated Technology, Inc.	248,027	2,287,871
	Franbo Lines Corp.	53,328	32,604
#	Froch Enterprise Co. Ltd.	581,189	340,144
#	FSP Technology, Inc.	549,427	1,038,197
#	Fu Hua Innovation Co. Ltd.	744,037	765,863
#	Fulgent Sun International Holding Co. Ltd.	436,748	1,614,130
	Fullerton Technology Co. Ltd.	288,600	201,015
#	Fulltech Fiber Glass Corp.	1,329,052	737,423
	Fusheng Precision Co. Ltd.	273,000	2,342,416
	Fwusow Industry Co. Ltd.	774,702	457,639
#	G Shank Enterprise Co. Ltd.	506,474	1,151,177
*	G Tech Optoelectronics Corp.	16,084	11,614
	Gallant Precision Machining Co. Ltd.	163,000	284,894
#	Gamania Digital Entertainment Co. Ltd.	384,000	903,689
*	GCS Holdings, Inc.	269,000	238,498
#	GEM Services, Inc.	172,570	359,762
#	Gemtek Technology Corp.	1,310,219	1,329,427
	General Interface Solution Holding Ltd.	735,000	1,376,279
#	General Plastic Industrial Co. Ltd.	221,357	259,462
#	Generalplus Technology, Inc.	195,000	299,796
#	Genius Electronic Optical Co. Ltd.	238,917	3,211,583
	Genovate Biotechnology Co. Ltd.	66,000	49,407
#	GeoVision, Inc.	215,096	352,284
	Getac Holdings Corp.	753,360	2,415,249
	GFC Ltd.	229,600	760,849
#	Giantplus Technology Co. Ltd.	924,900	369,088
# *	Gigasolar Materials Corp.	85,400	414,006
# *	Gigastorage Corp.	774,965	496,886
	Global Brands Manufacture Ltd.	858,730	1,917,472
#	Global Lighting Technologies, Inc.	284,000	543,449
	Global Mixed Mode Technology, Inc.	222,000	1,955,328
#	Global PMX Co. Ltd.	162,000	503,688
# *	Globe Union Industrial Corp.	717,230	405,337
	Gloria Material Technology Corp.	1,197,547	1,987,419
*	GlycoNex, Inc.	14,000	10,839
#	GMI Technology, Inc.	16,000	22,660
	Goldsun Building Materials Co. Ltd., Class C	3,055,587	4,502,437
	Good Will Instrument Co. Ltd.	238,869	347,731
	Gordon Auto Body Parts	315,000	328,620
	Gourmet Master Co. Ltd.	254,000	707,512
# *	Grand Fortune Securities Co. Ltd.	1,013,683	497,264
#	Grand Pacific Petrochemical	3,961,280	1,639,498
#	Grand Process Technology Corp.	79,000	2,626,442

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	GrandTech CG Systems, Inc.	204,797	$442,401
	Grape King Bio Ltd.	408,000	1,958,816
	Great China Metal Industry	483,000	356,115
	Great Taipei Gas Co. Ltd.	1,444,000	1,439,948
	Great Tree Pharmacy Co. Ltd.	186,406	1,607,798
	Great Wall Enterprise Co. Ltd.	2,255,001	3,954,982
	Greatek Electronics, Inc.	978,000	1,827,544
	Green World FinTech Service Co. Ltd.	14,700	178,303
	Group Up Industrial Co. Ltd.	98,000	546,955
	GTM Holdings Corp.	431,150	439,633
#	Gudeng Precision Industrial Co. Ltd.	130,094	1,674,440
*	Hai Kwang Enterprise Corp.	52,500	32,994
#	Hannstar Board Corp.	945,954	1,617,833
*	HannStar Display Corp.	6,059,505	1,917,131
# *	HannsTouch Holdings Co.	1,789,782	441,970
	Hanpin Electron Co. Ltd.	170,000	245,056
#	Harvatek Corp.	562,949	411,068
	Heran Co. Ltd.	6,000	21,094
	Hey Song Corp.	1,478,750	1,916,923
	Hi-Clearance, Inc.	106,290	458,283
# *	Highlight Tech Corp.	321,281	587,343
	Hi-Lai Foods Co. Ltd.	17,000	81,205
	HIM International Music, Inc.	60,710	186,012
#	Hiroca Holdings Ltd.	187,448	191,735
#	Hitron Technology, Inc.	472,557	436,433
	Hiyes International Co. Ltd.	16,700	99,612
#	Ho Tung Chemical Corp.	3,014,684	828,516
	Hocheng Corp.	783,734	465,453
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	269,324
#	Holiday Entertainment Co. Ltd.	162,430	446,347
#	Holtek Semiconductor, Inc.	632,000	1,162,067
	Holy Stone Enterprise Co. Ltd.	532,655	1,585,433
#	Hong Pu Real Estate Development Co. Ltd.	756,185	866,420
#	Hong TAI Electric Industrial	794,000	893,797
	Hong YI Fiber Industry Co.	353,652	186,697
#	Horizon Securities Co. Ltd.	1,136,320	453,930
#	Hota Industrial Manufacturing Co. Ltd.	543,299	907,123
#	Hotron Precision Electronic Industrial Co. Ltd.	75,667	77,335
#	Hsin Kuang Steel Co. Ltd.	419,000	752,962
	Hsin Yung Chien Co. Ltd.	157,255	513,527
	Hsing TA Cement Co.	488,162	299,531
# *	HTC Corp.	1,791,000	2,330,676
	Hu Lane Associate, Inc.	251,737	1,197,334
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	1,225,047
	Huaku Development Co. Ltd.	821,816	4,185,647
	Huang Hsiang Construction Corp.	205,800	366,660
	Hung Ching Development & Construction Co. Ltd.	598,000	1,040,939
#	Hung Sheng Construction Ltd.	1,026,251	859,317
	Huxen Corp.	119,244	195,066
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	372,887
#	Hwacom Systems, Inc.	362,000	230,009
#	Ibase Technology, Inc.	132,000	333,168
*	IBF Financial Holdings Co. Ltd.	8,739,826	3,902,057
#	Ichia Technologies, Inc.	673,000	682,366
#	I-Chiun Precision Industry Co. Ltd.	580,567	1,299,604
#	IEI Integration Corp.	388,832	939,602
#	Infortrend Technology, Inc.	695,163	454,414
#	Info-Tek Corp.	203,000	272,721
#	Ingentec Corp.	55,338	442,531

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Innodisk Corp.	268,705	$2,414,260
#	Inpaq Technology Co. Ltd.	291,524	757,526
#	Insyde Software Corp.	97,000	700,373
	Intai Technology Corp.	135,400	493,634
	Integrated Service Technology, Inc.	215,326	950,879
	IntelliEPI, Inc.	40,000	78,589
#	International CSRC Investment Holdings Co.	2,471,363	1,360,339
	Iron Force Industrial Co. Ltd.	127,393	381,572
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	792,583
#	ITE Technology, Inc.	446,095	2,266,994
	ITEQ Corp.	689,040	2,297,278
	J&V Energy Technology Co. Ltd.	12,000	55,171
#	Jarllytec Co. Ltd.	164,000	1,112,081
#	Jess-Link Products Co. Ltd.	269,925	1,184,374
	Jetway Information Co. Ltd.	46,000	62,628
	Jetwell Computer Co. Ltd.	10,000	46,143
	Jia Wei Lifestyle, Inc.	52,000	121,361
#	Jih Lin Technology Co. Ltd.	178,000	361,980
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	47,061
	Johnson Health Tech Co. Ltd.	37,000	94,422
	Joinsoon Electronics Manufacturing Co. Ltd.	82,000	54,448
	Jourdeness Group Ltd.	56,000	88,058
#	JPP Holding Co. Ltd.	20,000	95,864
	JSL Construction & Development Co. Ltd.	29,340	128,952
#	K Laser Technology, Inc.	555,000	440,058
#	Kaimei Electronic Corp.	278,183	538,545
#	Kaori Heat Treatment Co. Ltd.	225,197	2,962,948
	Kedge Construction Co. Ltd.	15,525	49,143
	Keding Enterprises Co. Ltd.	5,000	18,330
#	KEE TAI Properties Co. Ltd.	1,227,473	600,137
	Kenda Rubber Industrial Co. Ltd.	1,850,155	1,887,152
#	Kenmec Mechanical Engineering Co. Ltd.	328,000	915,233
#	Kerry TJ Logistics Co. Ltd.	732,000	950,612
#	Key Ware Electronics Co. Ltd.	205,666	78,716
	Keystone Microtech Corp.	38,000	344,949
#	Kindom Development Co. Ltd.	1,206,900	2,084,521
	King Chou Marine Technology Co. Ltd.	196,920	236,729
	King’s Town Bank Co. Ltd.	2,749,701	4,735,105
*	King’s Town Construction Co. Ltd.	333,074	557,186
#	Kinik Co.	318,000	2,470,735
#	Kinko Optical Co. Ltd.	412,103	314,177
	Kinpo Electronics	3,476,157	1,556,914
	Kinsus Interconnect Technology Corp.	658,000	1,916,793
#	KMC Kuei Meng International, Inc.	190,253	849,609
#	KNH Enterprise Co. Ltd.	589,020	394,457
	Ko Ja Cayman Co. Ltd.	13,000	20,143
#	KS Terminals, Inc.	389,482	903,203
	Kung Long Batteries Industrial Co. Ltd.	244,000	1,034,233
# *	Kung Sing Engineering Corp.	1,126,290	488,630
#	Kuo Toong International Co. Ltd.	662,648	1,695,541
*	Kuo Yang Construction Co. Ltd.	691,899	601,698
	Kwong Fong Industries Corp.	313,691	129,019
	Kwong Lung Enterprise Co. Ltd.	316,000	578,745
#	KYE Systems Corp.	772,672	451,019
	L&K Engineering Co. Ltd.	558,580	4,608,265
#	La Kaffa International Co. Ltd.	80,701	302,379
*	LAN FA Textile	764,933	285,749
	LandMark Optoelectronics Corp.	18,300	76,323
*	Lang, Inc.	12,000	14,722

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lanner Electronics, Inc.	295,650	$859,920
#	Laser Tek Taiwan Co. Ltd.	254,128	486,701
#	Laster Tech Corp. Ltd.	107,091	139,941
*	Leader Electronics, Inc.	70,499	47,028
# *	Lealea Enterprise Co. Ltd.	2,497,967	730,965
*	Leatec Fine Ceramics Co. Ltd.	23,000	17,839
	LEE CHI Enterprises Co. Ltd.	648,000	327,042
#	Lelon Electronics Corp.	317,327	731,594
#	Lemtech Holdings Co. Ltd.	108,055	430,593
*	Leofoo Development Co. Ltd.	93,278	60,086
*	Li Cheng Enterprise Co. Ltd.	131,108	70,387
*	Li Peng Enterprise Co. Ltd.	1,735,897	431,104
	Lian HWA Food Corp.	342,392	1,029,852
#	Lida Holdings Ltd.	189,400	176,771
#	Lingsen Precision Industries Ltd.	1,273,506	870,740
#	Lintes Technology Co. Ltd.	16,573	82,391
# *	Lion Travel Service Co. Ltd.	61,000	286,077
	Liton Technology Corp.	89,000	101,655
*	Long Bon International Co. Ltd.	469,274	256,220
#	Longchen Paper & Packaging Co. Ltd.	2,382,637	1,138,513
#	Longwell Co.	400,000	960,425
#	Lucky Cement Corp.	540,000	280,690
#	Lumax International Corp. Ltd.	303,832	1,014,328
*	Lung Yen Life Service Corp.	463,000	625,271
	Lungteh Shipbuilding Co. Ltd.	96,000	343,676
#	Luxe Green Energy Technology Co. Ltd.	76,000	79,359
#	M3 Technology, Inc.	43,000	195,967
#	M31 Technology Corp.	63,800	2,322,092
#	Macauto Industrial Co. Ltd.	172,000	373,702
#	Machvision, Inc.	119,398	1,706,144
	Macroblock, Inc.	81,000	234,879
#	Macronix International Co. Ltd.	732,000	617,837
#	Marketech International Corp.	227,000	1,096,357
#	Materials Analysis Technology, Inc.	161,320	1,440,710
	Maxigen Biotech, Inc.	22,600	29,806
#	Mayer Steel Pipe Corp.	517,567	629,079
	Maywufa Co. Ltd.	69,322	54,834
	Mechema Chemicals International Corp.	14,000	32,728
	Meiloon Industrial Co.	266,184	169,928
*	Mercuries & Associates Holding Ltd.	1,697,367	735,716
# *	Mercuries Life Insurance Co. Ltd.	8,708,641	1,530,547
#	Merida Industry Co. Ltd.	288,000	2,069,420
	Merry Electronics Co. Ltd.	520,914	1,925,941
#	METAAGE Corp.	96,000	167,375
#	Microbio Co. Ltd.	78,000	99,859
#	Mildef Crete, Inc.	193,000	595,499
#	MIN AIK Technology Co. Ltd.	358,452	307,860
#	Mirle Automation Corp.	602,098	896,380
#	Mitac Holdings Corp.	2,861,918	3,951,083
# *	Mobiletron Electronics Co. Ltd.	155,800	239,301
#	MOSA Industrial Corp.	163,391	112,600
#	Mosel Vitelic, Inc.	169,000	159,742
	Motech Industries, Inc.	204,000	166,403
#	MPI Corp.	228,000	3,060,109
#	MSSCORPS Co. Ltd.	85,000	371,140
	Nak Sealing Technologies Corp.	173,954	689,075
	Namchow Holdings Co. Ltd.	565,000	1,054,880
	Nan Liu Enterprise Co. Ltd.	97,000	210,340
	Nan Pao Resins Chemical Co. Ltd.	54,000	586,819

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Nan Ren Lake Leisure Amusement Co. Ltd.	438,317	$164,644
#	Nang Kuang Pharmaceutical Co. Ltd.	213,000	295,889
	Nantex Industry Co. Ltd.	927,606	949,318
#	National Aerospace Fasteners Corp.	74,000	253,821
	National Petroleum Co. Ltd.	227,824	471,489
#	Netronix, Inc.	209,000	691,330
	New Best Wire Industrial Co. Ltd.	195,600	209,712
*	New Era Electronics Co. Ltd.	34,000	85,242
*	Newmax Technology Co. Ltd.	118,000	107,273
#	Nexcom International Co. Ltd.	420,094	672,513
	Nichidenbo Corp.	636,417	1,182,006
#	Nidec Chaun-Choung Technology Corp.	110,000	1,083,564
#	Nien Hsing Textile Co. Ltd.	408,345	259,956
	Niko Semiconductor Co. Ltd.	220,400	343,468
#	Nishoku Technology, Inc.	132,400	580,540
#	Nova Technology Corp.	84,000	522,277
	Nuvoton Technology Corp.	202,000	798,551
	O-Bank Co. Ltd.	2,729,071	834,620
*	Ocean Plastics Co. Ltd.	764,200	910,596
#	OK Biotech Co. Ltd.	215,130	176,780
#	Optimax Technology Corp.	164,000	184,376
#	Orient Semiconductor Electronics Ltd.	1,061,599	2,058,136
#	Oriental Union Chemical Corp.	1,537,267	817,670
#	O-TA Precision Industry Co. Ltd.	216,227	585,346
#	Pacific Construction Co.	933,921	365,815
#	Pacific Hospital Supply Co. Ltd.	255,209	712,494
	Paiho Shih Holdings Corp.	561,560	351,006
#	Pan German Universal Motors Ltd.	32,000	324,916
#	Pan Jit International, Inc.	988,486	1,709,151
#	Pan-International Industrial Corp.	1,321,747	1,384,536
#	Panion & BF Biotech, Inc.	203,449	600,142
	Paragon Technologies Co. Ltd.	163,246	135,856
#	Parpro Corp.	208,000	211,147
# *	PChome Online, Inc.	354,383	341,756
#	PCL Technologies, Inc.	196,400	436,976
#	P-Duke Technology Co. Ltd.	214,633	621,418
#	Pegavision Corp.	112,913	1,807,330
#	Phoenix Silicon International Corp.	370,293	625,166
*	Phytohealth Corp.	161,000	98,955
	Pixart Imaging, Inc.	462,150	2,230,435
#	Planet Technology Corp.	160,000	731,763
#	Plastron Precision Co. Ltd.	402,460	209,118
	Polytronics Technology Corp.	200,124	328,318
	Posiflex Technology, Inc.	92,457	340,120
#	Power Wind Health Industry, Inc.	119,314	406,525
	Powertip Technology Corp.	58,000	27,566
#	Poya International Co. Ltd.	140,913	2,158,848
	President Securities Corp.	2,779,193	2,353,493
#	Primax Electronics Ltd.	1,333,000	3,951,376
#	Prince Housing & Development Corp.	2,809,644	1,094,442
	Princeton Technology Corp.	83,000	62,162
#	Pro Hawk Corp.	60,000	342,176
#	Progate Group Corp.	36,000	260,120
#	Prolific Technology, Inc.	40,000	45,085
#	Promate Electronic Co. Ltd.	622,000	1,634,204
#	Prosperity Dielectrics Co. Ltd.	312,559	426,510
#	QST International Corp.	121,612	276,707
	Qualipoly Chemical Corp.	308,048	378,590
#	Quang Viet Enterprise Co. Ltd.	154,000	509,884

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Quanta Storage, Inc.	548,000	$1,496,369
#	Quintain Steel Co. Ltd.	970,039	452,400
	Radiant Opto-Electronics Corp.	780,000	4,755,594
# *	Radium Life Tech Co. Ltd.	1,996,546	728,841
	Rafael Microelectronics, Inc.	28,821	119,422
	Raydium Semiconductor Corp.	166,000	2,163,962
#	Rechi Precision Co. Ltd.	880,181	748,072
*	Rexon Industrial Corp. Ltd.	50,000	77,193
# *	Rich Development Co. Ltd.	1,670,036	668,390
*	Ritek Corp.	2,008,867	469,967
#	Ruby Tech Corp.	12,000	22,124
	Ruentex Engineering & Construction Co.	199,540	1,071,238
	Run Long Construction Co. Ltd.	130,000	453,980
#	Sakura Development Co. Ltd.	389,555	903,384
	Sampo Corp.	1,267,861	1,129,397
	San Fang Chemical Industry Co. Ltd.	686,647	641,306
#	San Far Property Ltd.	573,510	650,900
#	San Fu Chemical Co. Ltd.	69,000	306,775
#	San Shing Fastech Corp.	445,875	778,220
	Sanitar Co. Ltd.	155,000	179,776
	Sanyang Motor Co. Ltd.	179,000	461,057
#	Savior Lifetec Corp.	671,000	440,158
	SCI Pharmtech, Inc.	36,982	100,893
#	Scientech Corp.	190,000	1,952,787
	ScinoPharm Taiwan Ltd.	578,000	508,265
#	SDI Corp.	398,000	1,281,483
#	Sea Sonic Electronics Co. Ltd.	87,000	220,945
#	Securitag Assembly Group Co.	37,000	114,595
	Senao International Co. Ltd.	310,541	371,419
#	Senao Networks, Inc.	81,000	447,138
	Sensortek Technology Corp.	30,000	312,817
#	Sercomm Corp.	818,000	3,094,766
#	Sesoda Corp.	616,803	599,488
	Shan-Loong Transportation Co. Ltd.	262,000	218,312
#	Sharehope Medicine Co. Ltd.	309,300	304,150
	Sheng Yu Steel Co. Ltd.	328,980	294,917
#	ShenMao Technology, Inc.	355,891	702,785
	Shieh Yih Machinery Industry Co. Ltd.	166,000	179,158
#	Shih Her Technologies, Inc.	162,000	534,051
#	Shih Wei Navigation Co. Ltd.	966,842	595,597
	Shin Hai Gas Corp.	1,245	2,111
	Shin Hsiung Natural Gas Co. Ltd.	31,735	54,287
	Shin Ruenn Development Co. Ltd.	167,000	421,062
#	Shin Zu Shing Co. Ltd.	531,943	2,824,605
#	Shinfox Energy Co. Ltd.	219,000	899,472
# *	Shining Building Business Co. Ltd.	1,272,814	477,228
	Shinkong Insurance Co. Ltd.	666,131	1,970,587
	Shinkong Synthetic Fibers Corp.	4,133,395	2,169,536
	Shinkong Textile Co. Ltd.	788,542	1,214,037
	Shiny Chemical Industrial Co. Ltd.	389,467	2,071,561
#	ShunSin Technology Holding Ltd.	55,000	305,423
# *	Shuttle, Inc.	978,152	534,625
#	Sigurd Microelectronics Corp.	1,466,907	3,316,779
	Silicon Integrated Systems Corp.	756,000	1,419,350
	Simplo Technology Co. Ltd.	14,000	186,958
	Sincere Navigation Corp.	869,139	692,699
#	Singatron Enterprise Co. Ltd.	113,000	111,397
	Sinher Technology, Inc.	139,000	143,340
#	Sinmag Equipment Corp.	158,056	752,161

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinon Corp.	1,334,510	$1,661,226
	Sinopower Semiconductor, Inc.	13,200	39,762
#	Sinphar Pharmaceutical Co. Ltd.	223,938	254,091
	Sinyi Realty, Inc.	834,660	849,280
	Sirtec International Co. Ltd.	229,600	252,292
#	Sitronix Technology Corp.	366,879	3,133,285
#	Siward Crystal Technology Co. Ltd.	491,000	485,204
#	Soft-World International Corp.	234,000	1,047,020
	Solar Applied Materials Technology Corp.	1,527,372	2,076,453
#	Solomon Technology Corp.	420,000	1,302,405
#	Solteam, Inc.	233,607	348,227
*	Solytech Enterprise Corp.	119,000	54,332
	Sonix Technology Co. Ltd.	516,000	804,905
#	Southeast Cement Co. Ltd.	579,700	359,021
#	Speed Tech Corp.	321,000	616,800
	Spirox Corp.	298,824	701,928
#	Sporton International, Inc.	252,231	1,924,312
#	Sports Gear Co. Ltd.	66,000	176,186
	St. Shine Optical Co. Ltd.	157,000	902,283
	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	559,304
	Standard Foods Corp.	1,010,000	1,189,188
#	Stark Technology, Inc.	334,688	1,324,734
	STL Technology Co. Ltd.	17,000	16,920
#	Sun Yad Construction Co. Ltd.	233,512	145,331
	Sunjuice Holdings Co. Ltd.	16,000	105,904
#	Sunko INK Co. Ltd.	433,400	189,121
#	SunMax Biotechnology Co. Ltd.	96,000	670,608
	Sunny Friend Environmental Technology Co. Ltd.	245,998	769,157
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	2,269,931
#	Sunplus Innovation Technology, Inc.	22,000	100,999
	Sunplus Technology Co. Ltd.	1,577,000	1,497,128
	Sunrex Technology Corp.	298,612	563,032
#	Sunspring Metal Corp.	328,069	293,283
	Supreme Electronics Co. Ltd.	1,750,184	4,716,011
#	Swancor Holding Co. Ltd.	176,000	808,002
	Sweeten Real Estate Development Co. Ltd.	728,712	874,419
#	Symtek Automation Asia Co. Ltd.	188,398	733,777
#	Syncmold Enterprise Corp.	311,750	882,494
#	Synmosa Biopharma Corp.	206,076	243,800
#	Syscom Computer Engineering Co.	54,000	96,729
# *	Sysgration	291,000	308,499
	Systex Corp.	475,388	1,817,581
#	T3EX Global Holdings Corp.	224,000	701,389
#	Ta Liang Technology Co. Ltd.	142,140	269,196
#	Ta Ya Electric Wire & Cable	1,647,685	2,871,067
	Ta Yih Industrial Co. Ltd.	106,000	124,045
	Tah Hsin Industrial Corp.	221,092	484,343
	TAI Roun Products Co. Ltd.	96,000	48,295
	TA-I Technology Co. Ltd.	397,788	571,002
# *	Tai Tung Communication Co. Ltd.	379,582	254,074
	Taichung Commercial Bank Co. Ltd.	8,662,371	4,703,023
	TaiDoc Technology Corp.	185,470	878,961
#	Taiflex Scientific Co. Ltd.	657,340	1,036,781
#	Taimide Tech, Inc.	316,262	423,271
#	Tainan Enterprises Co. Ltd.	250,370	257,278
	Tainan Spinning Co. Ltd.	4,004,044	2,422,583
#	Tai-Saw Technology Co. Ltd.	235,120	192,997
#	TaiSol Electronics Co. Ltd.	124,000	279,989
#	Taisun Enterprise Co. Ltd.	429,648	293,095

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taita Chemical Co. Ltd.	948,828	$448,234
#	TAI-TECH Advanced Electronics Co. Ltd.	77,000	293,844
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	282,113	302,403
#	Taiwan Cogeneration Corp.	1,166,845	1,702,441
	Taiwan FamilyMart Co. Ltd.	32,000	186,111
	Taiwan Fertilizer Co. Ltd.	498,000	997,858
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	848,761
	Taiwan FU Hsing Industrial Co. Ltd.	575,000	948,020
*	Taiwan Glass Industry Corp.	442,000	232,314
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	4,314,524
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	557,120	655,183
††	Taiwan Land Development Corp.	2,845,991	43,920
#	Taiwan Line Tek Electronic	148,510	150,857
#	Taiwan Mask Corp.	478,000	984,029
	Taiwan Navigation Co. Ltd.	730,777	832,787
	Taiwan Paiho Ltd.	841,287	1,641,581
	Taiwan PCB Techvest Co. Ltd.	925,238	1,138,324
#	Taiwan Sakura Corp.	702,803	1,938,569
	Taiwan Sanyo Electric Co. Ltd.	426,400	536,226
	Taiwan Secom Co. Ltd.	392,000	1,545,284
#	Taiwan Semiconductor Co. Ltd.	665,000	1,478,865
#	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,662,615
	Taiwan Steel Union Co. Ltd.	18,000	55,216
#	Taiwan Styrene Monomer	1,787,209	723,095
	Taiwan Surface Mounting Technology Corp.	856,388	3,129,193
#	Taiwan Taxi Co. Ltd.	85,888	333,280
# *	Taiwan TEA Corp.	1,470,897	1,013,221
	Taiwan Union Technology Corp.	749,000	4,201,177
	Taiwan-Asia Semiconductor Corp.	1,059,804	1,256,651
#	Taiyen Biotech Co. Ltd.	383,883	401,908
#	TCI Co. Ltd.	275,746	1,219,682
#	Te Chang Construction Co. Ltd.	258,206	605,488
	Tehmag Foods Corp.	116,380	1,070,305
	Ten Ren Tea Co. Ltd.	140,980	146,496
	Tera Autotech Corp.	91,885	79,707
#	Test Research, Inc.	551,820	1,789,164
	Test Rite International Co. Ltd.	1,117,495	715,321
#	Thermaltake Technology Co. Ltd.	75,000	96,318
#	Thinking Electronic Industrial Co. Ltd.	241,204	1,164,193
	Thye Ming Industrial Co. Ltd.	353,135	808,975
	Tofu Restaurant Co. Ltd.	6,000	52,665
	Ton Yi Industrial Corp.	2,523,644	1,157,153
#	Tong Hsing Electronic Industries Ltd.	580,681	2,613,485
	Tong Yang Industry Co. Ltd.	1,121,741	4,083,376
#	Tong-Tai Machine & Tool Co. Ltd.	543,892	411,187
#	Top Union Electronics Corp.	212,475	224,313
#	Topco Scientific Co. Ltd.	553,356	4,229,646
#	Topco Technologies Corp.	182,720	436,911
#	Topkey Corp.	222,000	1,339,286
#	Topoint Technology Co. Ltd.	428,898	390,466
	TPK Holding Co. Ltd.	1,025,000	1,201,469
#	Trade-Van Information Services Co.	255,000	580,761
	Transart Graphics Co. Ltd.	18,000	28,200
	Transcend Information, Inc.	603,000	1,731,061
	Transcom, Inc.	146,300	759,997
#	Tsann Kuen Enterprise Co. Ltd.	172,059	195,111
#	TSC Auto ID Technology Co. Ltd.	104,296	726,886
#	TSEC Corp.	1,401,584	1,194,772
	TSRC Corp.	1,662,200	1,227,868

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ttet Union Corp.	153,000	$681,079
#	TTFB Co. Ltd.	44,091	319,607
	TTY Biopharm Co. Ltd.	620,979	1,468,753
# *	Tul Corp.	40,000	89,876
	Tung Ho Steel Enterprise Corp.	1,636,630	3,676,428
#	Tung Thih Electronic Co. Ltd.	189,000	654,399
#	TURVO International Co. Ltd.	98,922	397,290
	TXC Corp.	1,004,053	3,444,744
	TYC Brother Industrial Co. Ltd.	454,980	696,306
# *	Tycoons Group Enterprise	937,779	351,639
*	Tyntek Corp.	1,029,039	551,123
#	UDE Corp.	251,000	486,780
#	Ultra Chip, Inc.	46,000	118,000
	U-Ming Marine Transport Corp.	1,358,000	2,257,898
	Unictron Technologies Corp.	23,000	55,401
	Uniform Industrial Corp.	78,000	70,119
	Union Bank of Taiwan	7,826,310	3,696,372
#	Unitech Computer Co. Ltd.	341,804	380,462
#	Unitech Printed Circuit Board Corp.	1,984,648	1,588,252
	United Integrated Services Co. Ltd.	524,951	6,333,791
	United Orthopedic Corp.	230,935	707,386
	United Radiant Technology	287,000	161,156
#	United Recommend International Co. Ltd.	69,310	150,337
#	United Renewable Energy Co. Ltd.	3,873,437	1,435,731
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	33,084
	Universal Cement Corp.	1,525,825	1,643,316
#	Universal Microwave Technology, Inc.	57,000	343,991
#	Universal Vision Biotechnology Co. Ltd.	131,652	1,031,069
	UPC Technology Corp.	2,591,124	1,091,447
	Userjoy Technology Co. Ltd.	186,466	461,838
	USI Corp.	2,737,156	1,330,210
#	Utechzone Co. Ltd.	189,000	522,135
	Value Valves Co. Ltd.	7,000	20,684
	Ve Wong Corp.	556,696	852,945
	Ventec International Group Co. Ltd., Class C	167,000	429,801
	VIA Labs, Inc.	11,000	65,253
#	Viking Tech Corp.	140,000	204,290
#	Visco Vision, Inc.	68,000	527,583
	Visual Photonics Epitaxy Co. Ltd.	522,772	2,463,787
#	Vivotek, Inc.	127,704	531,034
#	Wafer Works Corp.	1,542,251	1,862,511
#	Waffer Technology Corp.	319,512	919,769
#	Wah Hong Industrial Corp.	144,021	160,656
	Wah Lee Industrial Corp.	556,300	2,141,990
#	Walsin Technology Corp.	583,000	1,976,255
	Walton Advanced Engineering, Inc.	719,197	394,133
#	WAN HWA Enterprise Co.	374,238	147,599
*	We&Win Diversification Co. Ltd.	95,000	138,036
	WEI Chih Steel Industrial Co. Ltd.	43,000	35,110
#	Wei Chuan Foods Corp.	889,000	516,867
#	Weikeng Industrial Co. Ltd.	1,269,459	1,331,397
	Well Shin Technology Co. Ltd.	319,000	593,497
	Wha Yu Industrial Co. Ltd.	131,000	65,925
#	Wholetech System Hitech Ltd.	180,000	599,387
#	Winmate, Inc.	130,000	586,867
#	Winstek Semiconductor Co. Ltd.	234,000	933,798
* ††	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	50,000	1,270,576

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Wisdom Marine Lines Co. Ltd.	1,321,241	$2,760,733
#	Wistron Information Technology & Services Corp.	87,901	369,207
	Wistron NeWeb Corp.	623,184	2,859,770
#	Wowprime Corp.	225,400	1,622,834
#	WUS Printed Circuit Co. Ltd.	529,737	794,072
*	XAC Automation Corp.	139,000	118,314
#	XinTec, Inc.	459,000	1,635,677
	Xxentria Technology Materials Corp.	535,927	1,200,682
	Yankey Engineering Co. Ltd.	66,502	776,363
	Yao Sheng Electronic Co. Ltd.	24,147	117,454
#	YC INOX Co. Ltd.	1,267,609	988,581
	Yea Shin International Development Co. Ltd.	784,799	1,046,627
	Yem Chio Co. Ltd.	1,298,518	832,316
#	Yen Sun Technology Corp.	15,000	29,037
# *	Yeong Guan Energy Technology Group Co. Ltd.	268,987	394,133
	YFC-Boneagle Electric Co. Ltd.	275,687	200,525
	YFY, Inc.	1,196,212	1,137,822
#	Yi Jinn Industrial Co. Ltd.	669,284	513,154
	Yieh Phui Enterprise Co. Ltd.	3,288,651	1,552,109
	Yonyu Plastics Co. Ltd.	188,600	179,722
#	Young Fast Optoelectronics Co. Ltd.	297,872	526,974
# *	Young Optics, Inc.	27,000	45,399
	Youngtek Electronics Corp.	294,666	675,231
#	Yuanta Futures Co. Ltd.	342,827	859,845
#	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	234,777
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	608,744
#	Yungshin Construction & Development Co. Ltd.	342,000	2,148,882
	YungShin Global Holding Corp.	758,015	1,136,257
	Yusin Holding Corp.	28,721	106,535
#	Zeng Hsing Industrial Co. Ltd.	186,726	567,362
	Zenitron Corp.	635,000	690,111
	Zero One Technology Co. Ltd.	469,226	1,073,298
*	Zhong Yang Technology Co. Ltd.	7,819	16,719
#	Zig Sheng Industrial Co. Ltd.	1,224,732	559,765
# *	Zinwell Corp.	800,586	490,655
#	Zippy Technology Corp.	409,948	679,186
#	Zyxel Group Corp.	859,225	1,086,658

TOTAL TAIWAN			720,729,871

THAILAND — (1.3%)
	AAPICO Hitech PCL, NVDR	3,870	2,245
	AAPICO Hitech PCL	718,032	416,559
*	Absolute Clean Energy PCL	4,988,600	187,106
	Advanced Information Technology PCL, Class F	3,145,000	364,908
	After You PCL	856,400	212,598
	Allianz Ayudhya Capital PCL	195,200	201,468
	Amata Corp. PCL	2,376,310	1,455,538
	AP Thailand PCL	4,022,316	1,172,181
	Asia Plus Group Holdings PCL	6,214,100	446,020
	Asia Sermkij Leasing PCL, NVDR	666,100	301,956
	Asian Sea Corp. PCL, Class F	54,700	12,251
	Bangchak Sriracha PCL	98,200	23,450
	Bangkok Airways PCL	694,400	327,901
#	Bangkok Commercial Asset Management PCL	1,012,600	271,866
	Bangkok Insurance PCL	180,681	1,423,606
*	Bangkok Land PCL	28,826,270	528,922
	Bangkok Life Assurance PCL, NVDR	43,700	21,225
	BCPG PCL	2,822,400	514,064
	BEC World PCL	1,844,633	240,907

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Better World Green PCL	10,303,633	$127,892
	Cal-Comp Electronics Thailand PCL, Class F	10,230,152	623,857
	CH Karnchang PCL	743,400	455,348
*	Charoong Thai Wire & Cable PCL, Class F	417,700	51,846
	Chayo Group PCL	244,004	29,101
	Chularat Hospital PCL, Class F	9,666,000	756,379
*	CIMB Thai Bank PCL	1,144,300	16,982
	CK Power PCL	4,197,600	441,733
#	Dhipaya Group Holdings PCL	2,171,100	1,786,793
	Diamond Building Products PCL	166,700	35,985
	Don Muang Tollway PCL	269,400	86,505
	Dynasty Ceramic PCL	12,811,500	625,710
	Eastern Polymer Group PCL, Class F	1,965,187	363,236
	Eastern Water Resources Development & Management PCL, Class F	1,752,300	165,490
	Ekachai Medical Care PCL	1,084,021	226,691
	Erawan Group PCL	3,807,000	495,136
#	Exotic Food PCL, Class F	382,700	314,958
#	Forth Corp. PCL	549,300	243,079
	Forth Smart Service PCL	386,851	60,021
	GFPT PCL	1,453,500	505,940
	Global Green Chemicals PCL, Class F	1,036,100	222,261
*	Green Tech Ventures PCL, Class F	13,259,934	53,670
* ††	Group Lease PCL, NVDR	1,644,700	5,410
	Haad Thip PCL	456,400	220,441
	Hana Microelectronics PCL	180,500	188,731
	ICC International PCL	204,600	282,940
	Ichitan Group PCL	1,568,200	765,905
	Index Livingmall PCL	323,300	181,453
	Interlink Communication PCL	359,500	66,448
	IT City PCL	152,900	14,275
*	Italian-Thai Development PCL	10,308,376	203,052
* ††	ITV PLC	2,785,600	0
	Jasmine International PCL	8,738,731	754,559
# *	Jaymart Group Holdings PCL	1,174,800	443,799
	Karmarts PCL	1,583,500	683,648
	KGI Securities Thailand PCL	502,000	59,872
	Khon Kaen Sugar Industry PCL	4,792,056	307,747
	Lalin Property PCL	495,500	99,608
	Lanna Resources PCL	609,350	231,836
	LH Financial Group PCL	8,937,339	233,924
	Loxley PCL	3,892,076	155,431
#	LPN Development PCL	2,622,602	246,267
	Major Cineplex Group PCL	852,400	340,408
*	Malee Group PCL	81,900	30,276
	MBK PCL	3,563,655	1,634,704
	MC Group PCL	783,000	259,873
	MCS Steel PCL	980,100	211,570
	Mega Lifesciences PCL	459,200	508,019
	Modernform Group PCL	177,000	10,889
	Muang Thai Insurance PCL	61,288	181,086
	Netbay PCL	258,600	140,953
	Noble Development PCL	1,715,600	172,208
	Nonthavej Hospital PCL	3,300	3,139
	Northeast Rubber PCL	2,561,112	383,545
*	Nusasiri PCL	6,952,100	56,277
#	Origin Property PCL, Class F	1,798,350	344,530
	Plan B Media PCL, Class F	4,257,356	959,226
*	Platinum Group PCL, Class F	2,897,400	197,017
	Polyplex Thailand PCL	1,079,650	278,215

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Praram 9 Hospital PCL	544,200	$284,875
#	Precious Shipping PCL	1,927,731	408,329
	Prima Marine PCL	2,344,566	483,970
*	Principal Capital PCL	372,800	39,634
	Property Perfect PCL	18,480,946	124,669
	Pruksa Holding PCL	1,303,800	408,097
	PTG Energy PCL	2,485,400	586,812
	Quality Houses PCL	27,030,726	1,590,043
	R&B Food Supply PCL	838,100	253,284
*	Rabbit Holdings PCL, Class F	20,428,531	220,491
*	Raimon Land PCL	3,512,600	47,391
	Rajthanee Hospital PCL	505,200	344,207
	Ratchaphruek Hospital PCL, Class F	146,400	24,097
	Ratchthani Leasing PCL	7,986,170	517,183
	Regional Container Lines PCL	872,500	484,984
	Rojana Industrial Park PCL	1,612,254	337,155
#	RS PCL	1,941,680	681,107
*	S 11 Group PCL	282,500	20,886
	S Hotels & Resorts PCL	2,660,241	176,584
	Sabina PCL	419,600	291,546
	Sabuy Technology PCL	283,400	19,118
	Saha Pathana Inter-Holding PCL	670,000	1,247,437
	Sahamitr Pressure Container PCL	570,093	146,907
	Saha-Union PCL	562,700	444,117
*	Samart Corp. PCL	1,268,300	210,471
	Sansiri PCL	32,771,010	1,503,257
	Sappe PCL	336,900	886,340
	SC Asset Corp. PCL	4,470,015	455,927
	SCG Ceramics PCL	2,521,400	67,355
	Sermsang Power Corp. Co. Ltd.	1,594,706	335,637
	Siam Wellness Group PCL, Class F	324,150	72,160
	Siamgas & Petrochemicals PCL	2,078,300	431,811
	Sikarin PCL, Class F	65,000	17,890
	Singer Thailand PCL	408,900	111,438
	Singha Estate PCL	6,603,154	146,103
	Sino-Thai Engineering & Construction PCL	962,335	277,846
	SiS Distribution Thailand PCL	20,200	15,126
	SISB PCL	180,900	189,149
	Somboon Advance Technology PCL	601,637	266,240
	SPCG PCL	1,127,381	343,751
	Sri Trang Agro-Industry PCL	2,221,892	1,049,194
	Sri Trang Gloves Thailand PCL	2,125,400	530,490
#	Srinanaporn Marketing PCL	670,900	305,942
	Srivichai Vejvivat PCL	640,600	139,148
	Stars Microelectronics Thailand PCL	1,193,300	88,870
*	STP & I PCL	2,791,364	241,024
*	Super Energy Corp. PCL	36,346,805	304,034
	Susco PCL	1,816,400	196,050
	SVI PCL	1,049,400	192,551
#	Synnex Thailand PCL	446,840	141,069
	TAC Consumer PCL, Class F	849,400	124,912
#	Taokaenoi Food & Marketing PCL, Class F	1,162,480	326,222
	Thai Nakarin Hospital PCL	48,600	46,390
	Thai Stanley Electric PCL, Class F	134,700	788,718
	Thai Vegetable Oil PCL	1,634,682	873,360
	Thai Wacoal PCL	68,300	58,284
	Thai Wah PCL, Class F	1,366,200	140,823
	Thaicom PCL	1,676,400	579,005
#	Thaifoods Group PCL, Class F	2,755,000	282,488

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thonburi Healthcare Group PCL	50,600	$54,614
	Thoresen Thai Agencies PCL	3,305,378	561,896
	Tipco Asphalt PCL	1,529,274	660,237
	TIPCO Foods PCL	620,682	165,806
	TKS Technologies PCL	897,343	196,127
	TMT Steel PCL	76,800	10,983
	TPI Polene PCL	13,848,900	511,953
	TPI Polene Power PCL	5,812,382	520,699
	TQM Alpha PCL	505,676	341,120
	TTW PCL	2,145,000	520,912
	Union Auction PCL	788,500	192,551
	United Paper PCL	1,084,800	336,622
	Univanich Palm Oil PCL	1,335,500	311,713
	Vanachai Group PCL	1,316,059	120,739
	VGI PCL	6,932,400	319,871
††	Vinythai PCL	16,237	1,004
	WHA Utilities & Power PCL	2,849,300	299,845
*	Xspring Capital PCL	12,553,967	386,172
*	YGGDRAZIL Group PCL	321,800	58,612

TOTAL THAILAND			53,164,139

TURKEY — (1.5%)
	Adel Kalemcilik Ticaret ve Sanayi AS	8,328	192,278
*	Adese Alisveris Merkezleri Ticaret AS	3,642,293	255,426
	Afyon Cimento Sanayi TAS	628,030	286,500
	Agesa Hayat ve Emeklilik AS	52,014	136,089
	Akcansa Cimento AS	119,209	555,943
	Aksa Akrilik Kimya Sanayii AS	402,215	1,448,003
*	Aksigorta AS	1,457,492	334,522
*	Albaraka Turk Katilim Bankasi AS	3,396,556	525,288
*	Alkim Alkali Kimya AS	191,634	238,337
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	1,825,159
	Anadolu Hayat Emeklilik AS	202,753	347,924
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	56,631	206,330
	ARD Grup Bilisim Teknolojileri AS	425,980	580,517
*	Aydem Yenilenebilir Enerji AS, Class A	396,992	346,186
	Aygaz AS	201,864	1,222,611
	Aztek Teknoloji Urunleri Ticaret AS	10,266	32,199
	Bagfas Bandirma Gubre Fabrikalari AS	86,168	64,069
*	Banvit Bandirma Vitaminli Yem Sanayii AS	25,106	139,512
*	Baticim Bati Anadolu Cimento Sanayii AS	200,482	842,916
	Bera Holding AS	2,112,693	1,238,620
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	156,505	229,740
*	Biotrend Cevre VE Enerji Yatirimlari AS	640,925	367,517
	Bogazici Beton Sanayi Ve Ticaret AS	232,497	271,066
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	15,685	487,575
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	77,290	300,681
	Bursa Cimento Fabrikasi AS	2,021,576	528,671
*	Can2 Termik AS	367,300	208,112
	Celebi Hava Servisi AS	6,362	362,047
*	Cemas Dokum Sanayi AS	1,927,018	187,282
	Cemtas Celik Makina Sanayi Ve Ticaret AS	501,461	168,015
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	454	57,283
	Cimsa Cimento Sanayi VE Ticaret AS	1,354,087	1,338,519
	Deva Holding AS	102,907	239,590
	Dogan Sirketler Grubu Holding AS	3,025,654	1,361,188
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	635,533	272,731
	Eczacibasi Yatirim Holding Ortakligi AS	69,675	503,745
#	EGE Endustri VE Ticaret AS	3,982	2,152,279

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	EGE Gubre Sanayii AS	104,905	$147,780
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	783,385
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	292,270
	Escar Turizm Tasimacilik Ticaret AS	28,851	244,042
*	Europap Tezol Kagit Sanayi VE Ticaret AS	285,408	196,349
*	Europen Endustri Insaat Sanayi VE Ticaret AS	65,541	31,511
	Galata Wind Enerji AS	446,347	391,537
*	Gersan Elektrik Ticaret ve Sanayi AS	154,162	195,017
	Global Yatirim Holding AS	1,488,949	623,092
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	26,268	453,305
*	Goodyear Lastikleri TAS	268,622	178,439
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	496,908
	GSD Holding AS	1,840,955	248,506
*	Hitit Bilgisayar Hizmetleri AS	12,164	29,508
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,600,242	463,700
*	Inveo Yatirim Holding AS	6,799	9,835
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	300,257	398,326
*	Is Finansal Kiralama AS	920,944	329,006
	Is Yatirim Menkul Degerler AS, Class A	837,790	968,262
*	Isiklar Enerji ve Yapi Holding AS	492,320	74,713
*	Izmir Demir Celik Sanayi AS	2,040,105	461,090
	Jantsa Jant Sanayi Ve Ticaret AS	27,523	258,639
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	351,760	278,768
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	755,481	478,704
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	258,839	153,952
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,400,736	1,923,945
*	Karel Elektronik Sanayi ve Ticaret AS	533,074	247,592
*	Karsan Otomotiv Sanayii Ve Ticaret AS	919,275	430,904
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,217,433	239,469
*	Kerevitas Gida Sanayi ve Ticaret AS	84,695	39,390
	Kervan Gida Sanayi Ve Ticaret AS	180,782	157,573
	Kimteks Poliuretan Sanayi VE Ticaret AS	19,896	39,166
	Kocaer Celik Sanayi Ve Ticaret AS	63,250	113,242
*	Konya Cimento Sanayii AS	539	190,951
*	Kordsa Teknik Tekstil AS	178,590	552,052
*	Koza Anadolu Metal Madencilik Isletmeleri AS	648,948	1,038,349
	LDR Turizm AS	124,217	281,856
	Logo Yazilim Sanayi Ve Ticaret AS	206,423	576,429
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	13,831	36,784
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,008,800	2,876,055
*	MIA Teknoloji AS	630,011	1,092,596
* Ω	MLP Saglik Hizmetleri AS	305,889	2,211,301
	Naturel Yenilenebilir Enerji Ticaret AS	100,880	170,008
*	NET Holding AS	552,554	528,062
	Nuh Cimento Sanayi AS	190,332	1,798,132
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,158,379	930,801
*	Orge Enerji Elektrik Taahhut AS	76,389	165,164
	Osmanli Yatirim Menkul Degerler AS, Class A	1,785	14,142
	Otokar Otomotiv Ve Savunma Sanayi AS	7,407	119,863
*	Oyak Yatirim Menkul Degerler AS	113,221	159,149
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	90,062	223,588
*	Parsan Makina Parcalari Sanayii AS	67,138	224,607
*	Peker Gayrimenkul Yatirim Ortakligi AS	848,683	209,245
	Penta Teknoloji Urunleri Dagitim Ticaret AS	12,641	7,083
	Polisan Holding AS	541,293	218,472
	Politeknik Metal Sanayi ve Ticaret AS	255	145,787
*	Qua Granite Hayal	1,328,615	170,532
# *	Reysas Tasimacilik ve Lojistik Ticaret AS	1,346,149	1,744,239

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,528,153	$1,596,356
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	75,962	184,939
	Sekerbank Turk AS	2,816,453	421,842
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	611,561
	Sok Marketler Ticaret AS	827,810	1,484,336
	Suwen Tekstil Sanayi Pazarlama AS	19,541	11,885
	Tekfen Holding AS	606,459	970,286
*	Teknosa Ic Ve Dis Ticaret AS	425,506	529,833
*	Tukas Gida Sanayi ve Ticaret AS	881,591	247,502
*	Tumosan Motor ve Traktor Sanayi AS	47,923	248,177
*	Turcas Petrol AS	410,905	333,666
*	Turkiye Sinai Kalkinma Bankasi AS	4,705,310	1,423,327
*	Ulker Biskuvi Sanayi AS	497,961	1,754,814
*	Usak Seramik Sanayii AS	45,662	12,950
*	Vakif Finansal Kiralama AS	2,384,823	227,046
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	39,862	112,899
	Vestel Beyaz Esya Sanayi ve Ticaret AS	1,069,869	734,834
*	Vestel Elektronik Sanayi ve Ticaret AS	368,756	950,145
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	362,255	355,858
	Yayla Agro Gida Sanayi VE Nakliyat AS	135,676	57,751
	Ziraat Gayrimenkul Yatirim Ortakligi AS	643,379	146,494
*	Zorlu Enerji Elektrik Uretim AS	4,720,490	963,304

TOTAL TURKEY			60,297,447

UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Islamic Bank PJSC	4,010,162	12,192,023
	Abu Dhabi National Hotels	5,090,161	882,619
	Abu Dhabi National Insurance Co. PSC	107,433	169,257
*	Abu Dhabi Ports Co. PJSC	2,002,406	3,168,402
	Abu Dhabi Ship Building Co. PJSC	238,479	264,094
	Agthia Group PJSC	865,057	1,344,959
	Air Arabia PJSC	7,135,372	5,195,304
*	Ajman Bank PJSC	3,693,896	1,887,364
*	AL Seer Marine Supplies & Equipment Co. LLC	492,975	647,890
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,930,092	1,260,240
	Aldar Properties PJSC	18,000	26,750
	Amanat Holdings PJSC	3,523,544	998,116
*	Amlak Finance PJSC	2,059,322	441,640
*	Apex Investment Co. PSC	4,655,623	2,252,842
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	1,954,606	1,374,865
	Burjeel Holdings PLC	1,253,400	1,001,492
	Dana Gas PJSC	12,794,521	2,402,677
	Deyaar Development PJSC	4,393,484	897,071
	Dubai Financial Market PJSC	4,244,565	1,591,534
	Dubai Investments PJSC	5,560,104	3,305,075
	Emaar Development PJSC	2,871,694	6,523,794
	Emirates Central Cooling Systems Corp	133,538	57,817
	Emirates Integrated Telecommunications Co. PJSC	880,775	1,402,457
*	EMSTEEL Building Materials PJSC	5,270,256	2,049,207
*	Eshraq Investments PJSC	3,730,127	325,490
	Fertiglobe PLC	3,039,223	2,303,404
*	Ghitha Holding PJSC	86,463	837,696
*	Gulf Navigation Holding PJSC	1,089,050	2,177,125
*	Gulf Pharmaceutical Industries PSC	67,736	17,343
*	Islamic Arab Insurance Co.	81,388	8,913
*	Manazel PJSC	3,501,339	362,199
*	Multiply Group PJSC	7,180,314	4,492,201
	National Central Cooling Co. PJSC	86,618	71,698

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	National Corp. for Tourism & Hotels	11,988	$9,922
	Palms Sports PrJSC	84,283	224,587
	RAK Properties PJSC	3,976,501	1,323,593
	Ras Al Khaimah Ceramics	1,082,716	813,250
	Salik Co. PJSC	891,512	839,090
	Taaleem Holdings PJSC	45,676	46,502
	TECOM Group PJSC	336,524	252,661
*	Union Properties PJSC	6,905,565	808,460

TOTAL UNITED ARAB EMIRATES			66,251,623

UNITED STATES — (0.0%)
# *	Powerfleet, Inc. NJ	14,096	66,714
* Ω	Sirnaomics Ltd	36,800	32,277

TOTAL UNITED STATES			98,991

TOTAL COMMON STOCKS			4,042,972,262

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	446,866	814,111
	Banco ABC Brasil SA, 6.724%	322,665	1,438,527
*	Banco ABC Brasil SA	11,269	49,633
Ω	Banco BMG SA, 13.443%	238,649	150,287
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	641,361	1,556,282
	Banco Pan SA, 2.354%	928,037	1,633,528
	Banco Pine SA, 8.999%	46,090	38,345
	Centrais Eletricas de Santa Catarina SA, 9.689%	59,700	801,120
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	604,412	925,370
	Cia De Sanena Do Parana, 5.994%	4,069,627	4,036,240
	Cia Energetica do Ceara Class A, 0.892%	47,832	318,075
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	549,278	2,641,349
	Eucatex SA Industria e Comercio, 6.080%	184,006	540,048
	Grazziotin SA, 10.241%	3,991	20,260
	Marcopolo SA, 7.107%	2,161,813	2,743,587
	Randon SA Implementos e Participacoes, 5.442%	606,987	1,249,603
	Schulz SA, 5.864%	370,405	439,413
	Taurus Armas SA, 11.383%	180,574	426,345
	Track & Field Co. SA, 1.599%	148,500	321,732
	Unipar Carbocloro SA Class B, 5.246%	268,233	2,726,959
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	1,439,921	2,193,463

TOTAL BRAZIL			25,064,277

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.106%	353,353	481,786
	Embotelladora Andina SA Class B, 6.361%	128,271	362,748

TOTAL CHILE			844,534

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.639%	343,231	40,509
	Grupo de Inversiones Suramericana SA, 5.666%	16,438	96,876

TOTAL COLOMBIA			137,385

INDIA — (0.0%)
*	Sundaram Clayton Ltd.	1,268	167

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	$233,805

	TOTAL PREFERRED STOCKS		26,280,168

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	340
*	Grazziotin SA Rights 05/21/2024	143	10
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,566,315	3,016

	TOTAL BRAZIL		3,366

	INDIA — (0.0%)
*	IIFL Finance Ltd. Rights 05/14/2024	59,699	69,154

	TAIWAN — (0.0%)
*	Chlitina Holding Ltd. Rights 05/13/2024	5,193	5,103
*	Eris Technology Corp. Rights	3,079	5,447
*	Senao Networks, Inc. Warrants	13,208	5,273

	TOTAL TAIWAN		15,823

	THAILAND — (0.0%)
*	Better World Green PCL Warrants	2,335,733	0
*	Better World Green PCL Warrants 03/21/2025	1,717,272	0
*	Ner W2 Warrants 04/18/2025	426,852	576
*	Roctec Global PCL Warrants 02/05/2027	970,750	1,048
*	TFG W4 Warrants 04/29/2025	275,500	0

	TOTAL THAILAND		1,624

	TOTAL RIGHTS/WARRANTS		89,967

	TOTAL INVESTMENT SECURITIES (Cost $3,211,404,286)		4,069,342,397

			Value†
	SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	3,234,759	37,419,687

	TOTAL INVESTMENTS — (100.0%) (Cost $3,248,823,973)		$4,106,762,084

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

As of April 30, 2024, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	110	06/21/24	$28,261,288	$27,868,500	$(392,788)

Total Futures Contracts			$28,261,288	$27,868,500	$(392,788)

Summary of the Series’ investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$164,783,179	$9,379,278	—	$174,162,457
Chile	1,555,317	23,642,134	—	25,197,451
China	26,582,429	744,761,789	$9,304,674	780,648,892
Colombia	5,211,808	819,674	—	6,031,482
Greece	425,775	20,832,583	—	21,258,358
Hong Kong	—	1,839,238	98,263	1,937,501
Hungary	—	3,226,045	—	3,226,045
India	398,834	1,016,805,899	18,175	1,017,222,908
Indonesia	—	67,612,843	243,012	67,855,855
Kuwait	19,320,864	1,322,117	—	20,642,981
Malaysia	19,099	60,460,407	—	60,479,506
Mexico	122,972,558	6,419,318	—	129,391,876
Philippines	—	31,489,339	2,752	31,492,091
Poland	—	55,958,271	—	55,958,271
Qatar	—	30,470,405	—	30,470,405
Saudi Arabia	471,687	193,315,733	—	193,787,420
South Africa	13,874,182	95,586,763	—	109,460,945
South Korea	496,818	411,189,040	1,519,889	413,205,747
Taiwan	—	720,685,951	43,920	720,729,871
Thailand	50,414,694	2,743,031	6,414	53,164,139
Turkey	—	60,297,447	—	60,297,447
United Arab Emirates	808,460	65,443,163	—	66,251,623
United States	66,714	32,277	—	98,991
Preferred Stocks
Brazil	24,913,990	150,287	—	25,064,277
Chile	—	844,534	—	844,534
Colombia	137,385	—	—	137,385
India	—	167	—	167
Philippines	—	233,805	—	233,805
Rights/Warrants
Brazil	—	3,366	—	3,366
India	—	69,154	—	69,154
Taiwan	—	15,823	—	15,823
Thailand	—	1,624	—	1,624
Securities Lending Collateral	—	37,419,687	—	37,419,687

Total Investments in Securities	$432,453,793	$3,663,071,192	$11,237,099<>	$4,106,762,084

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(392,788)	—	—	$(392,788)

Total Financial Instruments	$(392,788)	—	—	$(392,788)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
BRAZIL — (3.7%)
*	Anima Holding SA	556,200	$362,045
	Atacadao SA	1,406,706	3,026,019
	Banco Bradesco SA, ADR	1,008,174	2,722,070
	Banco Bradesco SA	3,683,136	8,767,007
	Banco do Brasil SA	5,027,704	26,549,252
	Banco Santander Brasil SA	887,019	4,936,804
	Bemobi Mobile Tech SA	7,100	15,957
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,815	888,582
*	BRF SA	1,649,171	5,361,092
*	C&A Modas SA	297,100	630,521
	Camil Alimentos SA	618,591	999,495
	Cia Brasileira de Aluminio	257,044	255,925
#	Cia Siderurgica Nacional SA, Sponsored ADR	536,586	1,443,416
	Cia Siderurgica Nacional SA	2,103,437	5,638,763
	Cielo SA	1,045,555	1,121,546
*	Cogna Educacao SA	6,923,331	2,893,277
	Cruzeiro do Sul Educacional SA	12,500	9,677
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,162,243	4,543,684
Ω	Desktop SA	9,600	24,034
	Dexco SA	1,287,922	1,793,259
*	Diagnosticos da America SA	23,800	21,542
*	Embraer SA	858,011	5,510,663
	Empreendimentos Pague Menos SA	136,146	66,335
	Enauta Participacoes SA	218,376	1,148,949
	Eternit SA	140,300	190,756
	Even Construtora e Incorporadora SA	637,656	871,886
	Ez Tec Empreendimentos e Participacoes SA	280,950	745,037
*	Gafisa SA	22,777	22,897
	Gerdau SA, Sponsored ADR	5,141,449	17,892,242
	Grupo De Moda Soma SA	1,038,934	1,214,484
	Grupo SBF SA	66,900	143,267
*	Guararapes Confeccoes SA	458,800	649,420
* Ω	Hapvida Participacoes e Investimentos SA	13,122,494	9,325,194
*	International Meal Co. Alimentacao SA, Class A	699,042	214,050
	Iochpe Maxion SA	685,554	1,623,910
*	IRB-Brasil Resseguros SA	231,156	1,891,063
	Jalles Machado SA	104,338	141,861
	JBS SA	2,812,250	12,694,823
	JHSF Participacoes SA	1,856,905	1,537,706
	Lavvi Empreendimentos Imobiliarios SA	137,900	231,312
Ω	LWSA SA	801,300	709,852
*	Moura Dubeux Engenharia SA	33,900	75,666
	Movida Participacoes SA	373,009	507,153
*	MRV Engenharia e Participacoes SA	578,649	746,629
	Natura & Co. Holding SA	2,735,967	8,741,226
#	Petroleo Brasileiro SA, Sponsored ADR	10,199,498	166,517,006
	Petroleo Brasileiro SA	11,148,884	95,029,389
	Petroreconcavo SA	36,600	153,587
	Positivo Tecnologia SA	385,008	682,139
	Romi SA	296,109	578,806
*	Sao Carlos Empreendimentos e Participacoes SA	60,300	322,136
* Ω	Ser Educacional SA	42,900	45,605
	Trisul SA	403,505	355,124
	Tupy SA	388,884	1,949,438
	Ultrapar Participacoes SA	169,007	841,357

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas	165,919	$239,008
	Vale SA, Sponsored ADR	63,615	774,195
	Vale SA	103,249	1,258,455
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	592,243
	YDUQS Participacoes SA	113,600	319,190
*	Zamp SA	98,200	72,999

TOTAL BRAZIL			408,631,025

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	1,121,265
	Besalco SA	530,992	306,958
	Camanchaca SA	1,334,309	56,121
	CAP SA	558,310	3,991,999
	Cementos BIO BIO SA	665,307	496,182
	Cencosud SA	4,150,328	7,111,822
	Cia Sud Americana de Vapores SA	46,849,671	3,655,060
	Cristalerias de Chile SA	264,624	785,562
	Empresa Nacional de Telecomunicaciones SA	714,381	2,455,557
	Empresas CMPC SA	4,198,444	8,291,495
	Empresas Copec SA	1,526,201	10,891,103
	Empresas Hites SA	1,694,432	153,550
	Enel Americas SA	31,819,905	2,982,961
*	Falabella SA	1,568,863	4,199,758
	Grupo Security SA	3,558,533	1,015,612
	Inversiones Aguas Metropolitanas SA	2,219,249	1,715,205
	Masisa SA	8,850,036	178,835
	PAZ Corp. SA	1,562,812	969,984
	Ripley Corp. SA	575,325	128,231
	Salfacorp SA	2,712,464	1,548,284
	Sigdo Koppers SA	187,924	229,999
	SMU SA	2,906,860	538,952
	Sociedad Matriz SAAM SA	44,103,821	4,869,084
	Socovesa SA	3,559,512	329,942
	SONDA SA	233,491	104,093
	Vina Concha y Toro SA	562,749	750,293

TOTAL CHILE			58,877,907

CHINA — (23.4%)
*	360 Security Technology, Inc., Class A	539,033	630,682
	361 Degrees International Ltd.	4,912,000	2,980,530
Ω	3SBio, Inc.	5,535,500	4,424,857
*	5I5J Holding Group Co. Ltd., Class A	1,102,800	300,287
	AAC Technologies Holdings, Inc.	3,593,000	11,435,208
	ADAMA Ltd., Class A	191,800	166,616
	Advanced Technology & Materials Co. Ltd., Class A	308,500	374,812
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	658,185
	AECC Aviation Power Co. Ltd., Class A	267,307	1,302,698
	Aerospace Hi-Tech Holdings Group Ltd., Class A	314,123	358,174
*	Agile Group Holdings Ltd.	5,864,999	444,610
	Agricultural Bank of China Ltd., Class H	93,468,000	41,678,398
	Aisino Corp., Class A	596,467	697,302
	Ajisen China Holdings Ltd.	3,000,000	404,926
	Alibaba Group Holding Ltd.	20,938,200	196,045,638
# *	Alibaba Pictures Group Ltd.	32,690,000	1,946,975
# Ω	A-Living Smart City Services Co. Ltd.	2,959,000	1,124,818
	Allmed Medical Products Co. Ltd., Class A	107,300	121,739
	Aluminum Corp. of China Ltd., Class H	7,952,000	5,273,871

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Angang Steel Co. Ltd., Class H	6,883,632	$1,133,472
	Anhui Conch Cement Co. Ltd., Class H	3,924,500	9,105,089
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	380,527
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	532,003
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	880,397
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	148,899
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	243,893
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	594,028
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	722,841
*	Anhui Tatfook Technology Co. Ltd., Class A	204,100	229,150
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	28,680	42,843
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	438,112
	Anhui Xinhua Media Co. Ltd., Class A	236,100	237,067
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	443,604	801,154
*	Anton Oilfield Services Group	15,246,000	838,003
	Aoshikang Technology Co. Ltd., Class A	95,600	341,015
*	Aotecar New Energy Technology Co. Ltd., Class A	905,900	351,671
	APT Satellite Holdings Ltd.	154,000	43,708
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	208,277	510,284
	Asia Cement China Holdings Corp.	2,825,500	723,185
Ω	AsiaInfo Technologies Ltd.	654,800	590,505
	Avary Holding Shenzhen Co. Ltd., Class A	653,681	2,168,484
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	836,696
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	5,577,602
Ω	BAIC Motor Corp. Ltd., Class H	9,285,500	2,633,366
*	Baidu, Inc., Sponsored ADR	624,224	64,544,762
*	Baidu, Inc., Class A	100,000	1,295,558
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,770,990
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,545,383
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,799,262
	Bank of China Ltd., Class H	284,847,817	127,751,408
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,847,060
	Bank of Communications Co. Ltd., Class H	27,933,574	20,113,812
	Bank of Guiyang Co. Ltd., Class A	1,238,651	963,426
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	3,298,301
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	5,823,234
	Bank of Nanjing Co. Ltd., Class A	3,096,531	3,982,913
	Bank of Ningbo Co. Ltd., Class A	2,278,081	7,192,868
Ω	Bank of Qingdao Co. Ltd., Class H	106,000	30,563
	Bank of Shanghai Co. Ltd., Class A	3,354,147	3,379,143
	Bank of Suzhou Co. Ltd., Class A	1,286,708	1,339,671
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,886,084
*	Baoye Group Co. Ltd., Class H	1,561,120	1,016,672
*	Baozun, Inc., Class A	47,900	40,935
	BBMG Corp., Class H	12,619,000	1,042,536
	Befar Group Co. Ltd., Class A	513,000	283,417
	Beibuwan Port Co. Ltd., Class A	312,900	348,671
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,279,998
*	Beijing Capital International Airport Co. Ltd., Class H	5,088,000	1,619,035
	Beijing Easpring Material Technology Co. Ltd., Class A	173,221	1,054,793
	Beijing Energy International Holding Co. Ltd.	4,182,000	76,426
	Beijing Enlight Media Co. Ltd., Class A	160,200	206,455
	Beijing Enterprises Holdings Ltd.	2,633,000	8,429,677
#	Beijing Enterprises Water Group Ltd.	17,994,000	4,538,280
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	459,128	415,873
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	587,815
*	Beijing Jingyuntong Technology Co. Ltd., Class A	938,400	451,065
	Beijing New Building Materials PLC, Class A	193,310	872,931
*	Beijing North Star Co. Ltd., Class H	4,672,000	398,683

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	57,400	$58,736
	Beijing Originwater Technology Co. Ltd., Class A	753,163	508,208
*	Beijing Shougang Co. Ltd., Class A	1,194,166	524,746
*	Beijing Shunxin Agriculture Co. Ltd., Class A	5,122	13,191
*	Beijing Sinnet Technology Co. Ltd., Class A	241,828	310,988
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	140,136
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	128,575
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	758,912
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	291,002	348,247
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	4,556,784
*	Bengang Steel Plates Co. Ltd., Class A	659,400	291,880
	Best Pacific International Holdings Ltd., Class H	396,000	104,633
	BGI Genomics Co. Ltd., Class A	100,200	568,158
	Black Peony Group Co. Ltd., Class A	151,800	97,646
Ω	BOC Aviation Ltd.	359,300	2,857,777
	BOC International China Co. Ltd., Class A	93,300	131,850
	BOE Technology Group Co. Ltd., Class A	8,021,226	4,814,581
	BOE Varitronix Ltd.	537,000	370,390
*	Bohai Leasing Co. Ltd., Class A	2,291,900	787,181
	Bright Dairy & Food Co. Ltd., Class A	559,105	695,765
††	Brilliance China Automotive Holdings Ltd.	16,650,000	13,825,915
	B-Soft Co. Ltd., Class A	298,340	175,465
*	BTG Hotels Group Co. Ltd., Class A	286,313	604,495
	BYD Electronic International Co. Ltd.	2,284,000	7,694,304
	C C Land Holdings Ltd.	15,072,429	2,284,494
	C&D International Investment Group Ltd.	1,354,698	2,683,544
	Cabbeen Fashion Ltd.	686,000	65,905
	Caitong Securities Co. Ltd., Class A	997,510	1,051,871
	Camel Group Co. Ltd., Class A	362,820	411,940
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	448,300	230,503
	Canmax Technologies Co. Ltd., Class A	254,416	739,969
	Capital Environment Holdings Ltd.	12,116,000	127,371
*	Carrianna Group Holdings Co. Ltd.	3,286,391	92,057
*	CCCC Design & Consulting Group Co. Ltd., Class A	256,400	382,624
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	931,647
	CECEP Wind-Power Corp., Class A	2,054,970	889,706
	Central China Management Co. Ltd.	7,334,350	103,133
#	CGN New Energy Holdings Co. Ltd.	6,484,000	1,931,200
	CGN Nuclear Technology Development Co. Ltd., Class A	249,800	222,856
	Changchun Faway Automobile Components Co. Ltd., Class A	175,420	213,665
	Changjiang Securities Co. Ltd., Class A	1,260,190	983,826
	Chaoju Eye Care Holdings Ltd.	61,500	30,075
	Chaowei Power Holdings Ltd.	3,170,000	566,150
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	23,500	46,422
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	359,181
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	248,427
	Chengdu Wintrue Holding Co. Ltd., Class A	338,300	378,289
*	Chengtun Mining Group Co. Ltd., Class A	128,464	86,607
	Chenguang Biotech Group Co. Ltd., Class A	82,100	106,806
	Chengxin Lithium Group Co. Ltd., Class A	270,700	668,967
	Chengzhi Co. Ltd., Class A	346,411	369,480
	China Aerospace International Holdings Ltd.	9,912,000	398,881
	China Aircraft Leasing Group Holdings Ltd.	807,500	351,943
	China BlueChemical Ltd., Class H	8,976,878	2,849,807
* Ω	China Bohai Bank Co. Ltd., Class H	957,000	125,657
	China CAMC Engineering Co. Ltd., Class A	439,100	463,995
	China Cinda Asset Management Co. Ltd., Class H	25,074,000	2,259,586

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp. Ltd., Class H	28,158,112	$16,473,433
* †† Ω	China CITIC Financial Asset Management Co. Ltd., Class H	30,639,000	1,378,921
	China Coal Energy Co. Ltd., Class H	10,409,000	10,485,387
	China Communications Services Corp. Ltd., Class H	12,365,071	5,911,081
*	China Conch Environment Protection Holdings Ltd.	1,265,000	120,103
	China Conch Venture Holdings Ltd.	6,174,500	4,503,774
	China Construction Bank Corp., Class H	393,120,101	254,345,042
	China CSSC Holdings Ltd., Class A	42,700	214,548
	China Design Group Co. Ltd., Class A	48,100	64,963
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	646,000	169,936
# * ††	China Dili Group	4,137,899	65,485
	China Dongxiang Group Co. Ltd.	4,346,000	212,750
	China Education Group Holdings Ltd.	570,312	321,989
	China Electronics Huada Technology Co. Ltd.	160,000	26,594
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	121,097
	China Energy Engineering Corp. Ltd., Class A	6,490,514	1,968,022
	China Energy Engineering Corp. Ltd., Class H	3,120,000	312,681
#	China Everbright Bank Co. Ltd., Class H	12,961,000	3,926,610
Ω	China Everbright Greentech Ltd.	3,120,000	265,838
	China Everbright Ltd.	4,737,869	2,526,314
Ω	China Feihe Ltd.	5,245,000	2,868,310
*	China Financial Services Holdings Ltd.	94,200	3,160
	China Foods Ltd.	2,616,000	1,001,977
	China Galaxy Securities Co. Ltd., Class H	4,893,000	2,650,375
	China Gas Holdings Ltd.	12,467,800	11,673,985
#	China Glass Holdings Ltd.	4,496,000	470,592
*	China Gold International Resources Corp. Ltd.	472,300	2,735,652
	China Great Wall Securities Co. Ltd., Class A	427,300	450,480
	China Greatwall Technology Group Co. Ltd., Class A	353,300	473,764
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	578,430
	China Hanking Holdings Ltd.	760,000	102,052
	China Harmony Auto Holding Ltd.	4,921,000	318,525
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	215,969
*	China High Speed Transmission Equipment Group Co. Ltd.	2,025,000	201,974
#	China Hongqiao Group Ltd.	7,741,500	10,682,333
# ††	China Huiyuan Juice Group Ltd.	4,182,433	187,449
	China International Marine Containers Group Co. Ltd., Class H	4,642,920	3,927,530
	China Jinmao Holdings Group Ltd.	20,971,750	1,777,091
	China Jushi Co. Ltd., Class A	1,384,441	2,275,547
	China Kepei Education Group Ltd.	1,630,000	308,037
	China Lesso Group Holdings Ltd.	6,019,000	2,523,078
	China Lilang Ltd.	1,700,000	1,038,932
*	China Longevity Group Co. Ltd.	1,152,649	37,868
# * ††	China Maple Leaf Educational Systems Ltd.	7,422,000	347,767
	China Medical System Holdings Ltd.	3,515,000	3,138,364
	China Meheco Co. Ltd., Class A	425,320	651,373
	China Meidong Auto Holdings Ltd.	554,000	178,805
	China Merchants Bank Co. Ltd., Class H	7,161,500	31,015,430
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	409,000	624,947
	China Merchants Land Ltd.	10,580,000	383,126
	China Merchants Port Holdings Co. Ltd.	4,596,291	6,069,930
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	376,510
Ω	China Merchants Securities Co. Ltd., Class H	224,020	186,198
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	1,619,931
# ††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	18,898,400	6,914,570
#	China Modern Dairy Holdings Ltd.	9,508,000	785,573
	China National Accord Medicines Corp. Ltd., Class A	209,307	1,013,614

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Building Material Co. Ltd., Class H	19,549,250	$7,564,345
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,442,055
	China National Medicines Corp. Ltd., Class A	258,300	1,237,760
	China National Nuclear Power Co. Ltd., Class A	6,406,843	8,167,810
Ω	China New Higher Education Group Ltd.	2,511,000	748,862
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	600,500	421,312
	China Nonferrous Mining Corp. Ltd.	1,038,000	938,299
*	China Oil & Gas Group Ltd.	18,900,000	503,076
	China Oilfield Services Ltd., Class H	3,784,000	4,046,252
	China Oriental Group Co. Ltd.	6,200,000	827,648
	China Overseas Grand Oceans Group Ltd.	9,595,742	2,061,181
	China Overseas Land & Investment Ltd.	11,434,000	21,025,668
	China Pacific Insurance Group Co. Ltd., Class H	4,041,000	8,854,141
	China Petroleum & Chemical Corp., Class H	95,493,575	57,000,266
	China Publishing & Media Co. Ltd., Class A	144,700	145,977
	China Railway Group Ltd., Class H	14,972,000	7,388,065
	China Railway Hi-tech Industry Co. Ltd., Class A	430,100	462,765
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,908,000	2,289,680
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	254,904
*	China Rare Earth Holdings Ltd.	3,346,600	150,879
	China Reinsurance Group Corp., Class H	22,971,000	1,635,308
# * †† Ω	China Renaissance Holdings Ltd.	192,200	33,415
	China Resources Building Materials Technology Holdings Ltd.	12,574,000	2,122,241
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	1,043,270
	China Resources Gas Group Ltd.	299,900	942,577
	China Resources Land Ltd.	11,585,000	41,657,751
	China Resources Medical Holdings Co. Ltd.	4,563,500	2,403,973
Ω	China Resources Pharmaceutical Group Ltd.	8,260,500	5,341,752
#	China Risun Group Ltd.	3,069,000	1,232,725
*	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	1,014,791
*	China SCE Group Holdings Ltd.	1,358,000	23,940
# Ω	China Shengmu Organic Milk Ltd.	729,000	17,931
	China Shenhua Energy Co. Ltd., Class H	6,198,500	25,726,673
	China Shineway Pharmaceutical Group Ltd.	1,750,000	2,064,053
*	China Shuifa Singyes Energy Holdings Ltd.	34,000	1,338
*	China Silver Group Ltd.	2,030,000	76,084
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,004,142
	China Starch Holdings Ltd.	11,520,000	223,215
	China State Construction Engineering Corp. Ltd., Class A	13,504,506	9,974,779
	China State Construction International Holdings Ltd.	738,000	778,666
# *	China Sunshine Paper Holdings Co. Ltd.	2,045,000	492,895
	China Taiping Insurance Holdings Co. Ltd.	6,517,000	5,958,593
*	China Tianrui Group Cement Co. Ltd., Class C	45,000	276
*	China Tianying, Inc., Class A	948,700	611,722
Ω	China Tower Corp. Ltd., Class H	167,822,000	19,645,130
	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	8,416,173
*	China TransInfo Technology Co. Ltd., Class A	178,482	240,582
	China Travel International Investment Hong Kong Ltd.	13,015,631	2,086,885
	China Tungsten & Hightech Materials Co. Ltd., Class A	150,452	223,004
#	China Vanke Co. Ltd., Class H	7,556,105	4,431,550
	China West Construction Group Co. Ltd., Class A	394,200	321,874
Ω	China Xinhua Education Group Ltd.	229,000	20,734
	China XLX Fertiliser Ltd.	2,216,000	1,007,294
	China Yongda Automobiles Services Holdings Ltd.	4,827,000	1,308,019
* Ω	China Yuhua Education Corp. Ltd.	470,000	40,620
	China Zhenhua Group Science & Technology Co. Ltd., Class A	61,100	392,752
	China Zheshang Bank Co. Ltd., Class H	2,665,800	768,715
# ††	China Zhongwang Holdings Ltd.	13,622,954	548,561

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	$109,592
	Chinasoft International Ltd.	6,112,000	3,675,303
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	720,798
	Chongqing Changan Automobile Co. Ltd., Class A	1,037,939	2,099,153
	Chongqing Department Store Co. Ltd., Class A	88,184	316,326
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	171,400	335,637
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	88,304
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,784,000	5,043,937
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	612,336
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	186,700	300,891
	Chow Tai Seng Jewellery Co. Ltd., Class A	88,800	195,541
	CIMC Enric Holdings Ltd.	2,746,000	2,716,813
Ω	CIMC Vehicles Group Co. Ltd., Class H	54,500	51,369
	Cinda Real Estate Co. Ltd., Class A	783,100	388,338
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	356,050
	CITIC Ltd.	17,449,483	16,514,226
	CITIC Resources Holdings Ltd.	14,768,000	994,782
	CITIC Securities Co. Ltd., Class H	2,404,825	3,828,757
	City Development Environment Co. Ltd., Class A	123,300	209,210
*	Citychamp Watch & Jewellery Group Ltd.	476,000	63,160
*	CMGE Technology Group Ltd.	74,000	12,569
	CMST Development Co. Ltd., Class A	759,700	542,366
*	CNFinance Holdings Ltd., ADR	5,312	9,827
	CNGR Advanced Material Co. Ltd., Class A	34,300	247,485
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	453,958
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,190,802
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	586,677	629,153
	COFCO Biotechnology Co. Ltd., Class A	629,700	546,821
# *	COFCO Joycome Foods Ltd.	5,417,000	1,228,922
	COFCO Sugar Holding Co. Ltd., Class A	494,900	684,021
	Comba Telecom Systems Holdings Ltd.	634,000	48,188
	Concord New Energy Group Ltd.	35,720,000	2,772,929
	Consun Pharmaceutical Group Ltd.	2,094,000	1,561,497
*	Coolpad Group Ltd.	12,062,079	92,516
	COSCO SHIPPING Development Co. Ltd., Class H	14,221,000	1,488,036
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,280,000	2,673,900
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,007,500	18,123,370
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,310,000	1,562,699
#	COSCO SHIPPING Ports Ltd.	8,226,389	5,048,196
	CPMC Holdings Ltd.	4,051,000	3,455,715
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	381,502
*	Crazy Sports Group Ltd.	738,000	8,116
	CRRC Corp. Ltd., Class H	1,595,000	880,428
	CSG Holding Co. Ltd., Class A	632,849	489,401
	CSSC Hong Kong Shipping Co. Ltd.	1,100,000	194,761
	CTS International Logistics Corp. Ltd., Class A	433,870	397,611
	Daan Gene Co. Ltd., Class A	484,033	465,818
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	409,182
	Daqin Railway Co. Ltd., Class A	3,556,661	3,397,284
	Dashang Co. Ltd., Class A	114,808	323,692
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	103,046
	Dazhong Transportation Group Co. Ltd., Class A	145,039	55,733
	Dazzle Fashion Co. Ltd., Class A	16,100	28,195
	DHC Software Co. Ltd., Class A	737,600	555,223
	Dian Diagnostics Group Co. Ltd., Class A	158,900	308,544
	Digital China Group Co. Ltd., Class A	90,100	380,289
	Digital China Holdings Ltd.	3,109,000	1,134,890
	Digital China Information Service Group Co. Ltd., Class A	316,700	589,567

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Do-Fluoride New Materials Co. Ltd., Class A	57,600	$109,583
	Dong-E-E-Jiao Co. Ltd., Class A	24,513	232,080
	Dongfang Electric Corp. Ltd., Class H	798,600	1,083,330
	Dongfeng Motor Group Co. Ltd., Class H	4,216,000	1,528,901
	Dongguan Development Holdings Co. Ltd., Class A	308,200	429,103
	Dongxing Securities Co. Ltd., Class A	763,900	926,731
	Dongyue Group Ltd.	6,472,000	5,706,731
	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	231,201
	E-Commodities Holdings Ltd.	5,880,000	1,216,101
	Edvantage Group Holdings Ltd.	351,596	110,215
	EIT Environmental Development Group Co. Ltd., Class A	840	1,592
	Elion Energy Co. Ltd., Class A	807,498	228,595
	ENN Natural Gas Co. Ltd., Class A	219,900	547,849
	Era Co. Ltd., Class A	302,300	192,123
	Essex Bio-technology Ltd.	207,000	60,633
#	EVA Precision Industrial Holdings Ltd.	4,192,000	420,885
#	Ever Sunshine Services Group Ltd.	698,000	146,613
Ω	Everbright Securities Co. Ltd., Class H	440,600	308,957
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	639,629
*	Fangda Special Steel Technology Co. Ltd., Class A	738,170	423,342
#	Far East Horizon Ltd.	8,098,000	6,011,209
*	FAW Jiefang Group Co. Ltd., Class A	724,752	897,266
	FAWER Automotive Parts Co. Ltd., Class A	470,012	371,011
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	295,978	716,454
*	FIH Mobile Ltd.	3,972,000	442,185
	Financial Street Holdings Co. Ltd., Class A	299,830	127,528
	FinVolution Group, ADR	424,921	2,026,873
	First Capital Securities Co. Ltd., Class A	539,800	426,423
	Fosun International Ltd.	9,712,683	5,730,397
	Founder Securities Co. Ltd., Class A	713,607	881,686
	Fu Shou Yuan International Group Ltd.	223,000	150,967
	Fufeng Group Ltd.	8,809,000	6,427,503
	Fujian Funeng Co. Ltd., Class A	644,857	886,941
	Fujian Star-net Communication Co. Ltd., Class A	188,271	395,873
	Fujian Sunner Development Co. Ltd., Class A	329,998	711,984
	Gansu Energy Chemical Co. Ltd., Class A	939,600	456,690
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	320,912
	GCL Energy Technology Co. Ltd., Class A	367,800	479,529
	GCL Technology Holdings Ltd.	28,393,000	4,205,367
*	GDS Holdings Ltd., Class A	2,550,800	2,591,097
	Geely Automobile Holdings Ltd.	23,097,000	27,798,590
	GEM Co. Ltd., Class A	1,230,500	1,179,497
	Gemdale Corp., Class A	1,042,554	570,496
	Gemdale Properties & Investment Corp. Ltd.	32,190,000	1,145,297
Ω	Genertec Universal Medical Group Co. Ltd.	4,023,500	2,415,700
	GF Securities Co. Ltd., Class H	2,865,000	2,854,231
	Giant Network Group Co. Ltd., Class A	283,200	457,787
*	Glorious Property Holdings Ltd.	11,363,000	14,502
	GoerTek, Inc., Class A	210,631	457,354
	GoldenHome Living Co. Ltd., Class A	68,570	206,418
	Goldenmax International Group Ltd., Class A	211,400	200,770
	Goldlion Holdings Ltd.	1,383,000	179,517
	Goldpac Group Ltd.	1,296,000	238,505
#	Goldwind Science & Technology Co. Ltd., Class H	2,934,000	1,173,169
*	Gotion High-tech Co. Ltd., Class A	307,483	793,640
*	Grand Baoxin Auto Group Ltd.	64,823	1,384
	Grand Pharmaceutical Group Ltd., Class L	3,827,000	2,112,502
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	329,025
*	Greatview Aseptic Packaging Co. Ltd.	2,232,000	602,781

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc. of Zhuhai, Class A	687,300	$3,987,205
*	Greenland Hong Kong Holdings Ltd.	6,870,575	193,706
	Greentown China Holdings Ltd.	5,207,591	4,566,102
	Greentown Service Group Co. Ltd.	1,668,000	757,810
	GRG Banking Equipment Co. Ltd., Class A	289,500	474,406
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	524,324
	Guangdong Dongpeng Holdings Co. Ltd., Class A	195,700	184,066
	Guangdong Dowstone Technology Co. Ltd., Class A	89,700	134,795
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	180,024
*	Guangdong HEC Technology Holding Co. Ltd., Class A	363,000	443,442
	Guangdong Hybribio Biotech Co. Ltd., Class A	119,400	102,902
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	401,472
	Guangdong Shirongzhaoye Co. Ltd., Class A	56,100	42,267
	Guangdong Sirio Pharma Co. Ltd., Class A	11,300	60,953
	Guangdong South New Media Co. Ltd., Class A	29,400	152,770
	Guangdong Tapai Group Co. Ltd., Class A	353,173	337,141
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	585,150
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	233,040
	Guanghui Energy Co. Ltd., Class A	2,236,238	2,273,207
*	Guangshen Railway Co. Ltd., Class H	1,822,000	494,621
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	663,470
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	479,930
	Guangzhou Automobile Group Co. Ltd., Class H	9,030,000	3,730,513
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	511,000	728,659
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	624,000	1,659,894
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	115,600	380,983
	Guangzhou Haige Communications Group, Inc. Co., Class A	224,400	336,747
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	147,036
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	679,367
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	265,500	308,813
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	869,132	699,385
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	307,899
	Guizhou Zhenhua E-chem, Inc., Class A	106,703	190,457
	Guosen Securities Co. Ltd., Class A	1,426,327	1,763,491
*	Guosheng Financial Holding, Inc., Class A	257,924	422,230
Ω	Guotai Junan Securities Co. Ltd., Class H	1,171,600	1,245,470
	Guoyuan Securities Co. Ltd., Class A	915,650	859,140
	Haier Smart Home Co. Ltd., Class A	879,896	3,660,445
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	42,236
*	Hainan Meilan International Airport Co. Ltd., Class H	252,000	245,412
	Haitian International Holdings Ltd.	1,106,000	3,602,072
	Haitong Securities Co. Ltd., Class H	8,899,200	4,250,448
	Hand Enterprise Solutions Co. Ltd., Class A	107,000	97,522
	Hang Zhou Great Star Industrial Co. Ltd., Class A	179,700	626,218
	Hangcha Group Co. Ltd., Class A	57,400	237,002
	Hangxiao Steel Structure Co. Ltd., Class A	701,322	271,990
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	717,400	663,701
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	16,000	99,091
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	488,618
	Han’s Laser Technology Industry Group Co. Ltd., Class A	461,214	1,339,727
* Ω	Harbin Bank Co. Ltd., Class H	1,255,000	48,747
	Harbin Electric Co. Ltd., Class H	3,545,474	1,145,173
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	218,383
	HBIS Resources Co. Ltd., Class A	179,600	448,117
	Health & Happiness H&H International Holdings Ltd.	714,500	928,895
*	Hebei Construction Group Corp. Ltd., Class H	83,000	5,505
	Hefei Urban Construction Development Co. Ltd., Class A	191,329	131,972
	Hello Group, Inc., Sponsored ADR	641,463	3,739,729
	Henan Liliang Diamond Co. Ltd., Class A	44,600	207,464

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	$529,204
	Henan Pinggao Electric Co. Ltd., Class A	192,000	392,914
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	318,100	949,312
*	Henan Yicheng New Energy Co. Ltd., Class A	617,040	347,221
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	277,864
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	314,203
	Hengan International Group Co. Ltd.	1,598,000	5,364,759
*	Hengdeli Holdings Ltd.	14,156,000	275,199
*	Hengli Petrochemical Co. Ltd., Class A	1,657,374	3,538,415
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,273,158
*	Hengyi Petrochemical Co. Ltd., Class A	915,641	945,624
	Hesteel Co. Ltd., Class A	3,844,300	1,159,861
	Hexing Electrical Co. Ltd., Class A	99,300	625,391
*	Hi Sun Technology China Ltd.	8,511,000	564,620
*	Honghua Group Ltd.	7,760,000	86,095
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	61,755
# *	Hopson Development Holdings Ltd.	6,712,708	3,189,904
# *	Horizon Construction Development Ltd.	299,925	76,162
	Hoyuan Green Energy Co. Ltd., Class A	120,627	365,419
# * Ω	Hua Hong Semiconductor Ltd.	2,386,000	4,702,097
	Huaan Securities Co. Ltd., Class A	147,800	98,396
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	201,246
	Huafon Chemical Co. Ltd., Class A	1,592,348	1,785,477
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	267,508	147,554
*	Huafu Fashion Co. Ltd., Class A	458,898	301,379
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	2,278,625
	Huapont Life Sciences Co. Ltd., Class A	604,400	386,903
Ω	Huatai Securities Co. Ltd., Class H	4,352,400	5,147,233
	Huaxi Securities Co. Ltd., Class A	598,255	609,334
	Huaxia Bank Co. Ltd., Class A	4,263,587	3,945,878
	Huaxin Cement Co. Ltd., Class A	624,228	1,196,315
	Huayu Automotive Systems Co. Ltd., Class A	1,157,145	2,627,220
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	120,194	681,643
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	406,300	1,203,070
	Huishang Bank Corp. Ltd., Class H	1,545,900	470,404
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	570,762
	Hunan Aihua Group Co. Ltd., Class A	97,600	199,051
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	188,300	66,735
	Hunan Gold Corp. Ltd., Class A	132,500	283,208
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	330,500	265,733
	Hunan Valin Steel Co. Ltd., Class A	2,598,080	1,869,332
*	Hytera Communications Corp. Ltd., Class A	370,100	216,585
*	HyUnion Holding Co. Ltd., Class A	57,300	44,882
Ω	IMAX China Holding, Inc.	76,600	68,891
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	96,972,547
	Industrial Bank Co. Ltd., Class A	6,460,753	15,006,096
	Industrial Securities Co. Ltd., Class A	2,239,692	1,720,682
	Infore Environment Technology Group Co. Ltd., Class A	768,056	542,748
# Ω	Ingdan, Inc.	1,339,000	181,406
*	Inkeverse Group Ltd.	1,796,000	188,929
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	1,829,412
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	2,395,620
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	575,105
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	1,939,860
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	747,179
	Inspur Digital Enterprise Technology Ltd.	106,000	52,348
	Intco Medical Technology Co. Ltd., Class A	214,573	815,862
	Intron Technology Holdings Ltd.	182,000	43,836

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JA Solar Technology Co. Ltd., Class A	713,000	$1,398,211
	JCET Group Co. Ltd., Class A	498,346	1,756,858
* Ω	JD Logistics, Inc.	2,027,900	2,194,845
	JD.com, Inc., Class A	1,886,950	27,187,875
	Jiangling Motors Corp. Ltd., Class A	245,529	882,290
	Jiangsu Azure Corp., Class A	282,600	327,135
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	920,462	1,010,143
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	158,760	227,620
	Jiangsu Eastern Shenghong Co. Ltd., Class A	1,006,457	1,375,360
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	579,648
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	583,013
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	126,540	381,242
	Jiangsu Linyang Energy Co. Ltd., Class A	686,100	625,104
	Jiangsu Shagang Co. Ltd., Class A	629,500	347,810
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	361,761	320,446
	Jiangsu Sopo Chemical Co., Class A	78,029	73,286
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	562,776
	Jiangsu Zhongtian Technology Co. Ltd., Class A	880,300	1,642,417
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A.	886,200	325,914
	Jiangxi Copper Co. Ltd., Class H	3,639,000	7,411,298
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	174,067
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	280,400	289,636
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	588,043
*	Jilin Chemical Fibre, Class A	406,700	204,413
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	6,218
#	JinkoSolar Holding Co. Ltd., ADR	185,955	4,485,235
	Jinlei Technology Co. Ltd., Class A	75,500	195,739
	Jinmao Property Services Co. Ltd.	458,891	142,667
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,469,153
	Jinneng Science&Technology Co. Ltd., Class A	349,833	327,231
* Ω	Jinxin Fertility Group Ltd.	1,256,500	423,748
	Jizhong Energy Resources Co. Ltd., Class A	1,280,000	1,323,702
	JNBY Design Ltd.	331,000	602,674
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	708,516	1,186,962
	Joinn Laboratories China Co. Ltd., Class A	190,140	428,467
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,220,251	1,380,641
	Joy City Property Ltd.	19,238,000	544,855
	Joyoung Co. Ltd., Class A	17,100	27,291
	JSTI Group, Class A	398,875	465,493
	Ju Teng International Holdings Ltd.	5,762,249	759,848
	Juewei Food Co. Ltd., Class A	79,200	221,314
*	Jutal Offshore Oil Services Ltd.	590,000	52,867
* Ω	Kangda International Environmental Co. Ltd.	3,731,000	110,472
*	Kasen International Holdings Ltd.	1,129,000	39,951
	KBC Corp. Ltd., Class A	23,675	122,100
*	Keeson Technology Corp. Ltd., Class A	14,200	23,549
	Keshun Waterproof Technologies Co. Ltd., Class A	169,500	105,612
	Kinetic Development Group Ltd.	296,000	34,361
#	Kingboard Holdings Ltd.	3,466,845	7,619,342
#	Kingboard Laminates Holdings Ltd.	3,534,500	3,027,745
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	618,988
	Kingsoft Corp. Ltd.	165,000	536,082
	Kunlun Energy Co. Ltd.	19,424,000	18,829,212
*	KWG Living Group Holdings Ltd.	5,697,250	256,742
	Lao Feng Xiang Co. Ltd., Class A	64,954	691,107
	LB Group Co. Ltd., Class A	443,033	1,280,788
	Lee & Man Chemical Co. Ltd.	254,000	108,710
	Lee & Man Paper Manufacturing Ltd.	5,699,000	1,715,373
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	146,884

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Legend Holdings Corp., Class H	2,595,200	$1,832,983
	Lenovo Group Ltd.	1,004,000	1,129,259
	Lens Technology Co. Ltd., Class A	1,553,261	3,053,125
*	Leo Group Co. Ltd., Class A	2,336,500	642,153
	Lepu Medical Technology Beijing Co. Ltd., Class A	311,600	634,125
	LexinFintech Holdings Ltd., ADR	216,777	364,185
	Leyard Optoelectronic Co. Ltd., Class A	669,100	460,599
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	228,177
*	Liao Ning Oxiranchem, Inc., Class A	167,700	121,636
*	Lier Chemical Co. Ltd., Class A	264,760	348,814
*	Lingbao Gold Group Co. Ltd., Class H	132,000	49,435
	Lingyi iTech Guangdong Co., Class A	949,565	679,032
*	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	113,058
#	Livzon Pharmaceutical Group, Inc., Class H	234,700	803,811
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	92,600	251,326
	LK Technology Holdings Ltd.	150,000	60,769
	Loncin Motor Co. Ltd., Class A	425,100	379,907
Ω	Longfor Group Holdings Ltd.	8,453,000	12,520,114
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	59,104
	Lonking Holdings Ltd.	11,218,000	2,061,379
	Luenmei Quantum Co. Ltd., Class A	593,803	482,386
	Luoniushan Co. Ltd., Class A	506,991	345,154
	Luxi Chemical Group Co. Ltd., Class A	683,600	1,091,034
* Ω	Luye Pharma Group Ltd.	8,776,000	3,092,291
	Maccura Biotechnology Co. Ltd., Class A	183,900	332,618
	Mango Excellent Media Co. Ltd., Class A	327,194	1,053,413
* Ω	Maoyan Entertainment	881,400	1,089,734
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	427,723
# Ω	Medlive Technology Co. Ltd.	44,500	46,748
	Metallurgical Corp. of China Ltd., Class H	13,278,000	2,584,728
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	145,016
Ω	Midea Real Estate Holding Ltd.	623,600	348,033
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	199,694
	Min Xin Holdings Ltd.	708,418	230,343
	Ming Yang Smart Energy Group Ltd., Class A	487,300	656,279
*	Mingfa Group International Co. Ltd.	608,000	17,035
*	Minmetals Land Ltd.	8,433,205	377,387
Ω	Minsheng Education Group Co. Ltd.	1,078,000	35,970
	Minth Group Ltd.	2,890,000	4,926,309
	MLS Co. Ltd., Class A	513,262	592,633
# *	MMG Ltd.	7,208,000	3,268,279
	Monalisa Group Co. Ltd., Class A	39,200	56,025
	MYS Group Co. Ltd., Class A	393,300	174,101
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	202,414
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	1,227,597
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	332,760
*	NavInfo Co. Ltd., Class A	404,200	414,493
# *	Nayuki Holdings Ltd.	110,000	38,724
	NetDragon Websoft Holdings Ltd.	1,115,500	1,562,568
	New China Life Insurance Co. Ltd., Class H	2,965,200	5,686,537
*	New Hope Liuhe Co. Ltd., Class A	748,864	920,653
*	New World Department Store China Ltd.	1,225,000	37,800
	Newland Digital Technology Co. Ltd., Class A	104,460	244,099
	Nexteer Automotive Group Ltd.	4,477,000	2,359,858
*	Nine Dragons Paper Holdings Ltd.	6,896,000	3,046,704
	Ninestar Corp., Class A	209,000	727,112
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	698,712
	Ningbo Joyson Electronic Corp., Class A	370,841	896,284
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	122,313	513,902

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	56,137	$260,794
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	675,857
	Ningxia Baofeng Energy Group Co. Ltd., Class A	103,200	235,894
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	49,268
*	Niu Technologies, Sponsored ADR	5,348	12,140
	Noah Holdings Ltd., Sponsored ADR	20,478	257,408
	North Huajin Chemical Industries Co. Ltd., Class A	534,019	361,772
	North Industries Group Red Arrow Co. Ltd., Class A	133,100	245,329
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	297,610
	Northeast Securities Co. Ltd., Class A	583,400	553,093
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,042,449
#	Onewo, Inc., Class H	29,800	78,513
	Opple Lighting Co. Ltd., Class A	97,400	243,861
	ORG Technology Co. Ltd., Class A	823,720	530,304
	Orient Overseas International Ltd.	340,000	4,958,908
# Ω	Orient Securities Co. Ltd., Class H	1,844,000	763,318
*	Oriental Energy Co. Ltd., Class A	447,680	564,809
	Oriental Pearl Group Co. Ltd., Class A	912,860	867,575
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	193,323
	PAX Global Technology Ltd.	3,776,000	3,159,294
*	PCI Technology Group Co. Ltd., Class A	140,700	87,200
	People’s Insurance Co. Group of China Ltd. , Class H	20,891,000	6,856,947
	PetroChina Co. Ltd., Class H	90,670,000	84,480,964
	PICC Property & Casualty Co. Ltd., Class H	11,573,000	14,378,092
	Ping An Bank Co. Ltd., Class A	6,275,313	9,326,721
	Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	116,229,713
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,731,039
	Poly Property Group Co. Ltd.	10,173,870	1,856,630
	Pony Testing International Group Co. Ltd., Class A	82,000	107,754
Ω	Postal Savings Bank of China Co. Ltd., Class H	29,968,000	15,528,000
	Pou Sheng International Holdings Ltd.	9,206,000	773,977
	Power Construction Corp. of China Ltd., Class A	4,101,720	2,869,902
	Prinx Chengshan Holdings Ltd.	214,000	198,293
	PW Medtech Group Ltd.	1,439,000	170,066
	Pylon Technologies Co. Ltd., Class A	27,327	298,492
*	Q Technology Group Co. Ltd.	2,131,000	877,112
	Qifu Technology, Inc., ADR	270,821	4,953,316
	Qingdao East Steel Tower Stock Co. Ltd., Class A	326,600	343,270
	Qingdao Gon Technology Co. Ltd., Class A	51,535	163,685
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	574,957
Ω	Qingdao Port International Co. Ltd., Class H	643,000	420,965
*	Qingdao Rural Commercial Bank Corp., Class A	1,675,000	655,573
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	901,366
	Qingdao TGOOD Electric Co. Ltd., Class A	83,500	222,659
	Qingdao Topscomm Communication, Inc., Class A	56,400	44,153
*	Qingling Motors Co. Ltd., Class H	3,108,000	213,915
	Qinhuangdao Port Co. Ltd., Class H	845,000	175,403
*	Qudian, Inc., Sponsored ADR	278,729	663,375
# *	Radiance Holdings Group Co. Ltd.	783,000	212,433
	Rainbow Digital Commercial Co. Ltd., Class A	496,976	335,302
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,643,897	326,222
# * †† Ω	Redco Properties Group Ltd.	3,306,000	105,654
	Renhe Pharmacy Co. Ltd., Class A	672,100	604,684
	Rianlon Corp., Class A	34,500	142,750
	Risen Energy Co. Ltd., Class A	291,400	520,511
	Riyue Heavy Industry Co. Ltd., Class A	271,409	458,864
	Rongan Property Co. Ltd., Class A	277,856	93,376
	SAIC Motor Corp. Ltd., Class A	1,450,573	2,970,080
	Sailun Group Co. Ltd., Class A	104,600	239,054

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	590,500	$1,017,485
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	481,424
	Sansure Biotech, Inc., Class A	76,957	216,940
	Sany Heavy Equipment International Holdings Co. Ltd.	753,000	529,119
	Sany Heavy Industry Co. Ltd., Class A	1,634,242	3,672,073
*	Satellite Chemical Co. Ltd., Class A	403,731	1,072,265
	Sealand Securities Co. Ltd., Class A	1,406,195	650,552
# *	Seazen Group Ltd.	7,404,857	1,277,681
*	Seazen Holdings Co. Ltd., Class A	561,015	759,939
#	S-Enjoy Service Group Co. Ltd.	199,000	73,937
	SF Holding Co. Ltd., Class A	474,358	2,366,068
	Shaanxi Coal Industry Co. Ltd., Class A	1,361,950	4,612,394
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,890,828
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	287,593
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	284,309	643,197
*	Shandong Chenming Paper Holdings Ltd., Class H	1,837,227	429,083
*	Shandong Hi-Speed New Energy Group Ltd.	97,600	24,192
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	285,400	222,119
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	360,999	1,481,711
*	Shandong Humon Smelting Co. Ltd., Class A	275,500	460,036
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	66,300	171,890
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	1,058,660
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,519,011
	Shandong Publishing & Media Co. Ltd., Class A	363,633	512,169
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	2,247,513
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,427,200	3,680,445
	Shandong Xiantan Co. Ltd., Class A	130,800	110,583
	Shanghai AJ Group Co. Ltd., Class A	709,952	440,406
	Shanghai Bailian Group Co. Ltd., Class A	493,700	602,767
	Shanghai Construction Group Co. Ltd., Class A	1,911,329	631,695
*	Shanghai Electric Group Co. Ltd., Class H	9,162,000	1,863,688
	Shanghai Environment Group Co. Ltd., Class A	300,489	385,248
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	247,500	388,541
	Shanghai Industrial Holdings Ltd.	2,305,918	3,219,378
	Shanghai Industrial Urban Development Group Ltd.	15,574,501	967,938
*	Shanghai International Airport Co. Ltd., Class A	11,800	61,206
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	866,146
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	531,148
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	382,658	477,264
	Shanghai Maling Aquarius Co. Ltd., Class A	165,400	144,739
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	312,136
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,232,500	4,593,577
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	204,900
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,311,128	6,690,179
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	151,107
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,546,345
	Shanghai Runda Medical Technology Co. Ltd., Class A	37	92
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	52,300	78,468
	Shanghai Stonehill Technology Co. Ltd., Class A	1,491,000	609,596
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	202,066
	Shanghai Tunnel Engineering Co. Ltd., Class A	940,434	870,443
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	298,667
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,003,362	819,948
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	115,000	291,526
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	381,223
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	248,143
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,899,935	2,749,011
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	258,260	321,741
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,115,580	3,252,660

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shanxi Meijin Energy Co. Ltd., Class A	1,144,973	$957,175
	Shanxi Securities Co. Ltd., Class A	888,260	642,391
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	848,819
*	Shanying International Holding Co. Ltd., Class A	115,600	29,273
	Shenghe Resources Holding Co. Ltd., Class A	146,193	197,646
* Ω	Shengjing Bank Co. Ltd., Class H	480,000	60,110
	Shenguan Holdings Group Ltd.	2,946,000	114,665
	Shengyi Technology Co. Ltd., Class A	434,510	1,158,611
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,265,600	428,623
	Shenzhen Agricultural Products Group Co. Ltd., Class A	575,226	473,038
*	Shenzhen Airport Co. Ltd., Class A	492,100	474,472
	Shenzhen Aisidi Co. Ltd., Class A	143,300	238,054
	Shenzhen Cereals Holdings Co. Ltd., Class A	237,540	214,123
	Shenzhen Gas Corp. Ltd., Class A	489,200	504,628
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	295,013
	Shenzhen Huaqiang Industry Co. Ltd., Class A	181,500	242,859
	Shenzhen International Holdings Ltd.	7,178,489	5,741,343
	Shenzhen Investment Ltd.	14,944,414	1,899,695
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	296,322
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	160,445
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	427,797
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	633,266
	Shenzhen Kinwong Electronic Co. Ltd., Class A	74,740	240,660
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	148,800	216,124
	Shenzhen Leaguer Co. Ltd., Class A	314,700	265,838
	Shenzhen Microgate Technology Co. Ltd., Class A	224,200	253,059
	Shenzhen MTC Co. Ltd., Class A	1,254,928	938,281
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	617,000	209,385
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	699,892
	Shenzhen Senior Technology Material Co. Ltd., Class A	115,900	163,261
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	351,808	409,546
	Shenzhen Sunway Communication Co. Ltd., Class A	158,200	405,903
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	365,687
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	750,023
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	718,800	489,638
	Shenzhen Yinghe Technology Co. Ltd., Class A	109,000	245,920
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	202,894	747,839
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	675,743
	Shinva Medical Instrument Co. Ltd., Class A	71,500	219,250
#	Shoucheng Holdings Ltd.	8,401,683	1,507,578
	Shougang Fushan Resources Group Ltd.	10,162,277	3,871,359
	Shui On Land Ltd.	18,873,803	1,759,196
	Sichuan Development Lomon Co. Ltd., Class A	651,400	632,187
*	Sichuan Haite High-tech Co. Ltd., Class A	39,800	57,628
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,776,700	803,865
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	310,113
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,350,675
*	Sichuan Lutianhua Co. Ltd., Class A	412,400	229,993
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,207,798	2,208,997
	Sichuan Yahua Industrial Group Co. Ltd., Class A	365,800	528,807
*	Silver Grant International Holdings Group Ltd.	6,302,804	104,233
	Sino Biopharmaceutical Ltd.	793,000	270,967
	Sinochem International Corp., Class A	575,231	325,590
	Sinofert Holdings Ltd.	12,342,000	1,369,907
*	Sinolink Worldwide Holdings Ltd.	16,481,714	177,313
	Sinoma International Engineering Co., Class A	473,500	828,155
	Sinoma Science & Technology Co. Ltd., Class A	621,062	1,328,224
	Sinomach Automobile Co. Ltd., Class A	263,300	257,817
	Sinomine Resource Group Co. Ltd., Class A	36,300	177,526

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	8,001,500	$5,153,798
	Sinopec Kantons Holdings Ltd.	4,620,000	2,365,981
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	13,440,000	1,903,655
	Sinopharm Group Co. Ltd., Class H	6,931,600	17,504,795
	Sino-Platinum Metals Co. Ltd., Class A	116,900	239,855
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	161,811
	Sinotrans Ltd., Class H	10,042,000	4,813,802
	Sinotruk Hong Kong Ltd.	2,422,835	6,029,730
	Sinotruk Jinan Truck Co. Ltd., Class A	315,558	709,569
	Skyworth Group Ltd.	6,997,114	2,877,500
	Sobute New Materials Co. Ltd., Class A	129,500	144,363
*	SOHO China Ltd.	11,113,888	1,072,849
	SooChow Securities Co. Ltd., Class A	1,078,430	1,015,382
# *	South Manganese Investment Ltd.	1,336,000	81,123
	Southwest Securities Co. Ltd., Class A	910,400	497,267
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	164,055
	SSY Group Ltd.	2,578,000	1,568,977
*	STO Express Co. Ltd., Class A	514,500	648,633
	Sumavision Technologies Co. Ltd., Class A	269,300	173,455
	Sun Art Retail Group Ltd.	5,075,000	1,047,523
	Suning Universal Co. Ltd., Class A	1,358,605	385,694
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	354,010
	Sunwoda Electronic Co. Ltd., Class A	384,600	805,151
	Suzhou Anjie Technology Co. Ltd., Class A	83,100	170,713
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,129,253
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	360,680
	Tangshan Jidong Cement Co. Ltd., Class A	696,244	495,060
	TangShan Port Group Co. Ltd., Class A	1,646,190	1,003,907
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	502,721
	Tasly Pharmaceutical Group Co. Ltd., Class A	223,300	475,846
	Tayho Advanced Materials Group Co. Ltd., Class A	214,300	312,866
	TBEA Co. Ltd., Class A	1,814,098	3,532,304
	TCL Electronics Holdings Ltd.	4,535,666	2,981,089
*	TCL Technology Group Corp., Class A	4,257,698	2,798,930
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,021,300	1,465,738
	Ten Pao Group Holdings Ltd.	304,000	45,463
*	Tencent Music Entertainment Group, ADR	408,292	5,124,065
	Tian An China Investment Co. Ltd.	4,049,000	2,000,858
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	1,210,009
	Tiangong International Co. Ltd.	5,066,000	1,093,342
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,858
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	526,713
	Tianjin Port Development Holdings Ltd.	15,885,657	1,272,668
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	80,800	182,564
	Tianjin Teda Co. Ltd., Class A	134,611	65,809
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	275,361	215,169
*	Tianma Microelectronics Co. Ltd., Class A	628,602	702,026
#	Tianneng Power International Ltd.	3,920,000	3,011,923
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,448,755
	Tianshan Material Co. Ltd., Class A	469,700	417,276
	Tianshui Huatian Technology Co. Ltd., Class A	1,018,076	1,145,534
	Tianyun International Holdings Ltd.	744,000	304,345
*	Titan Wind Energy Suzhou Co. Ltd., Class A	203,500	291,345
	Tofflon Science & Technology Group Co. Ltd., Class A	25,500	52,559
	Tomson Group Ltd.	2,026,757	417,068
	Tong Ren Tang Technologies Co. Ltd., Class H	2,425,000	1,665,746
	TongFu Microelectronics Co. Ltd., Class A	231,200	658,418
*	Tongkun Group Co. Ltd., Class A	547,222	1,038,131
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	418,794

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	$1,980,443
	Tongwei Co. Ltd., Class A	1,152,014	3,442,875
	Tongyu Heavy Industry Co. Ltd., Class A	1,192,100	361,738
*	Topsec Technologies Group, Inc., Class A	220,415	189,098
	Transfar Zhilian Co. Ltd., Class A	1,128,500	697,332
	TravelSky Technology Ltd., Class H	263,000	341,645
*	Trigiant Group Ltd.	4,130,000	201,016
	Trina Solar Co. Ltd., Class A	501,936	1,468,713
*	Trip.com Group Ltd., ADR	553,073	26,691,303
††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	195,335
	Truly International Holdings Ltd.	4,032,000	434,002
	Unilumin Group Co. Ltd., Class A	277,000	215,950
	Uni-President China Holdings Ltd.	1,023,000	784,524
*	Unisplendour Corp. Ltd., Class A	745,064	2,132,355
#	United Energy Group Ltd.	3,964,000	282,761
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	506,737	1,031,295
	Valiant Co. Ltd., Class A	147,046	233,126
	Victory Giant Technology Huizhou Co. Ltd., Class A	170,431	681,060
	Vipshop Holdings Ltd., ADR	777,336	11,691,133
*	Vnet Group, Inc., ADR	407,681	688,981
	Wangneng Environment Co. Ltd., Class A	130,540	259,549
	Wangsu Science & Technology Co. Ltd., Class A	577,700	750,737
	Wanxiang Qianchao Co. Ltd., Class A	629,160	441,363
	Wasion Holdings Ltd.	2,834,000	2,314,369
	Wasu Media Holding Co. Ltd., Class A	497,586	514,608
#	Weibo Corp., Sponsored ADR	123,100	1,061,122
	Weibo Corp., Class A	1,100	9,604
	Weichai Power Co. Ltd., Class H	3,951,000	8,073,325
	Weifu High-Technology Group Co. Ltd., Class A	90,400	231,179
	Wellhope Foods Co. Ltd., Class A	352,688	349,186
	West China Cement Ltd.	11,724,000	1,789,827
	Western Securities Co. Ltd., Class A	850,648	866,627
	Wharf Holdings Ltd.	2,098,000	6,750,014
	Windey Energy Technology Group Co. Ltd., Class A	182,430	247,915
*	Wingtech Technology Co. Ltd., Class A	278,000	1,201,770
	Winner Medical Co. Ltd., Class A	51,660	223,024
	Wolong Electric Group Co. Ltd., Class A	443,900	848,494
	Wuchan Zhongda Group Co. Ltd., Class A	1,831,400	1,190,924
*	Wuhan P&S Information Technology Co. Ltd., Class A	191,400	132,936
	Wuhu Token Science Co. Ltd., Class A	303,400	215,685
	Wushang Group Co. Ltd., Class A	309,900	324,986
*	Wuxi Taiji Industry Co. Ltd., Class A	411,647	355,453
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,753,860
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	155,500	35,835
	Xiamen Bank Co. Ltd., Class A	756,600	580,736
	Xiamen C & D, Inc., Class A	686,300	940,776
	Xiamen ITG Group Corp. Ltd., Class A	611,502	622,352
	Xiamen Tungsten Co. Ltd., Class A	299,740	790,352
	Xiamen Xiangyu Co. Ltd., Class A	671,801	626,330
	Xiandai Investment Co. Ltd., Class A	184,100	100,860
	Xiangcai Co. Ltd., Class A	344,000	331,845
	Xianhe Co. Ltd., Class A	58,000	145,399
* Ω	Xiaomi Corp., Class B	15,092,800	32,901,189
	Xilinmen Furniture Co. Ltd., Class A	97,400	251,377
*	Xinfengming Group Co. Ltd., Class A	420,160	827,566
	Xingda International Holdings Ltd.	7,408,215	1,377,137
	Xingfa Aluminium Holdings Ltd.	447,000	427,065
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	1,917,844

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	$167,539
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	671,300	442,712
# *	Xinte Energy Co. Ltd., Class H	1,556,400	1,737,601
*	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	92,645
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	721,586
#	Xinyi Energy Holdings Ltd.	4,571,026	638,794
	Xinyi Solar Holdings Ltd.	1,180,000	811,918
	Xinyu Iron & Steel Co. Ltd., Class A	1,099,800	586,496
* Ω	XJ International Holdings Co. Ltd.	654,000	19,843
*	XPeng, Inc., Class A	661,300	2,681,015
	Xtep International Holdings Ltd.	2,262,500	1,429,948
	Xuji Electric Co. Ltd., Class A	133,800	487,877
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	473,312
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	1,341,705
	Yibin Tianyuan Group Co. Ltd., Class A	235,590	149,619
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,188,400	1,959,262
	Yip’s Chemical Holdings Ltd.	284,000	56,044
# *	Yiren Digital Ltd., Sponsored ADR	150,048	756,242
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	664,593
	Yonfer Agricultural Technology Co. Ltd., Class A	435,300	706,083
	YongXing Special Materials Technology Co. Ltd., Class A	66,710	435,596
	Yotrio Group Co. Ltd., Class A	629,200	234,892
	Youngor Fashion Co. Ltd., Class A	1,239,313	1,335,585
	YTO Express Group Co. Ltd., Class A	933,863	2,042,839
#	Yuexiu Property Co. Ltd.	8,006,357	4,778,350
	Yunda Holding Co. Ltd., Class A	974,689	1,053,005
	Yunnan Aluminium Co. Ltd., Class A	653,530	1,289,545
	Yunnan Copper Co. Ltd., Class A	565,700	1,090,653
	Yunnan Energy New Material Co. Ltd., Class A	217,700	1,247,960
	Yunnan Tin Co. Ltd., Class A	466,300	1,057,346
	Zhefu Holding Group Co. Ltd., Class A	1,567,740	721,679
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,164,754	750,614
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	820,409
	Zhejiang Chint Electrics Co. Ltd., Class A	758,952	2,158,803
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	449,937
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	95,600	65,044
	Zhejiang Crystal-Optech Co. Ltd., Class A	299,400	593,867
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,440,999
# ††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	827,926
	Zhejiang Hangmin Co. Ltd., Class A	477,181	507,183
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	402,700	351,612
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	522,261
	Zhejiang Huayou Cobalt Co. Ltd., Class A	403,831	1,579,479
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	502,591
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	96,700	284,862
*	Zhejiang Jingu Co. Ltd., Class A	240,400	182,132
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	505,041
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	77,200	265,774
	Zhejiang Longsheng Group Co. Ltd., Class A	1,137,433	1,434,331
	Zhejiang Medicine Co. Ltd., Class A	382,817	525,669
*	Zhejiang Narada Power Source Co. Ltd., Class A	157,400	226,009
	Zhejiang NHU Co. Ltd., Class A	498,476	1,318,823
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,021,400	543,604
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	111,000	263,636
	Zhejiang Runtu Co. Ltd., Class A	378,930	345,624
	Zhejiang Semir Garment Co. Ltd., Class A	747,199	670,420
	Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	208,556
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	303,923

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Wanma Co. Ltd., Class A	118,700	$136,446
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	329,715
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	380,828	469,910
	Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	353,272
	Zhende Medical Co. Ltd., Class A	30,800	91,340
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,012,800	1,664,241
	Zheshang Securities Co. Ltd., Class A	533,500	828,903
*	Zhong An Group Ltd.	10,249,600	146,613
	Zhongjin Gold Corp. Ltd., Class A	626,602	1,128,033
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	767,500	566,589
	Zhongsheng Group Holdings Ltd.	1,712,500	3,123,230
	Zhongtai Securities Co. Ltd., Class A	1,037,500	951,255
* ††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	177,220
Ω	Zhou Hei Ya International Holdings Co. Ltd.	1,397,500	333,645
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	451,434
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	713,900	2,558,627
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	952,007
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,566,200	2,707,474

TOTAL CHINA			2,562,145,920

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	783,075	1,785,542
	BAC Holding International Corp.	41,257	2,629
	Bancolombia SA, Sponsored ADR	3,713	121,489
	Bancolombia SA	27,269	234,946
	Cementos Argos SA	406,897	842,214
	Corp. Financiera Colombiana SA	45,324	170,990
	Grupo Argos SA	1,246,275	5,121,069
	Mineros SA	128,115	99,605

TOTAL COLOMBIA			8,378,484

CZECH REPUBLIC — (0.1%)
	CEZ AS	8,074	298,195
	Komercni Banka AS	268,292	9,885,168
Ω	Moneta Money Bank AS	498,148	2,008,332

TOTAL CZECH REPUBLIC			12,191,695

GREECE — (0.5%)
*	Alpha Services & Holdings SA	6,482,522	10,946,500
	Autohellas Tourist & Trading SA	9,522	130,101
	Bank of Greece	51,751	773,098
	ElvalHalcor SA	10,902	22,345
*	Eurobank Ergasias Services & Holdings SA, Class A	4,605,984	9,853,334
	Fourlis Holdings SA	61,713	271,666
	Helleniq Energy Holdings SA	261,300	2,342,443
	Intracom Holdings SA	276,836	1,073,451
	Motor Oil Hellas Corinth Refineries SA	109,001	3,162,556
	Mytilineos SA	63,851	2,590,442
*	National Bank of Greece SA	967,549	7,786,563
*	Piraeus Financial Holdings SA	2,781,731	11,143,479
	Titan Cement International SA	101,687	3,218,729

TOTAL GREECE			53,314,707

HONG KONG — (0.0%)
††	Anxin-China Holdings Ltd.	6,152,000	0
††	CECEP COSTIN New Materials Group Ltd.	132,000	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	$0
††	China Properties Investment Holdings Ltd.	3,380,000	0
*	Kai Yuan Holdings Ltd.	5,160,000	9,850
††	Untrade.Ch Wood Opti	88,000	1,899
††	Untrade.Lumena Newmat	1,315,048	0

TOTAL HONG KONG			11,749

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,747,895	22,520,885
	OTP Bank Nyrt	32,589	1,615,294

TOTAL HUNGARY			24,136,179

INDIA — (19.6%)
	360 ONE WAM Ltd.	214,012	2,000,486
	Aarti Drugs Ltd.	10,733	64,766
	ACC Ltd.	257,376	7,782,523
*	Aditya Birla Capital Ltd.	1,938,764	5,396,525
	Advanced Enzyme Technologies Ltd.	3,682	17,415
	AGI Greenpac Ltd.	39,925	398,721
	Alembic Ltd.	351,008	389,193
	Alembic Pharmaceuticals Ltd.	110,023	1,316,939
	Allcargo Logistics Ltd.	1,600,297	1,401,229
	Allcargo Terminals Ltd.	406,354	288,662
	Amara Raja Energy & Mobility Ltd.	166,501	2,184,606
	Ambuja Cements Ltd.	1,479,395	10,950,668
	Anant Raj Ltd.	44,114	190,535
	Andhra Sugars Ltd.	128,052	164,402
	Apar Industries Ltd.	2,574	242,437
	Apollo Tyres Ltd.	1,897,867	11,597,299
	Arvind Ltd.	917,465	3,444,185
*	Ashoka Buildcon Ltd.	159,243	331,738
Ω	Aster DM Healthcare Ltd.	207,797	860,622
	Aurobindo Pharma Ltd.	1,069,946	14,721,618
	Avadh Sugar & Energy Ltd.	2,336	16,832
	Avanti Feeds Ltd.	21,703	138,579
	Axis Bank Ltd.	10,198,375	141,928,590
	Bajaj Consumer Care Ltd.	69,062	199,674
*	Bajaj Hindusthan Sugar Ltd.	69,831	29,921
	Bajaj Holdings & Investment Ltd.	173,761	16,991,137
	Balmer Lawrie & Co. Ltd.	400,330	1,304,932
	Balrampur Chini Mills Ltd.	721,069	3,436,052
	Banco Products India Ltd.	54,069	403,754
Ω	Bandhan Bank Ltd.	1,349,093	3,030,745
	Bank of Baroda	4,069,275	13,628,718
	Bank of India	1,189,893	2,201,804
	Bank of Maharashtra	1,853,921	1,552,751
	BEML Ltd.	24,875	1,044,107
	Bhansali Engineering Polymers Ltd.	48,508	58,575
	Bharat Bijlee Ltd.	5,824	225,114
	Bharat Electronics Ltd.	81,355	227,839
	Bharat Heavy Electricals Ltd.	4,379,773	14,703,587
	Birla Corp. Ltd.	162,296	2,785,487
	Birlasoft Ltd.	327,053	2,538,167
	Bombay Burmah Trading Co.	25,062	466,615
	Brigade Enterprises Ltd.	28,753	354,324
	BSE Ltd.	35,344	1,172,463
*	Camlin Fine Sciences Ltd.	47,294	59,888
	Can Fin Homes Ltd.	112,407	1,028,053

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Canara Bank	1,292,841	$9,595,241
*	Capacit’e Infraprojects Ltd.	52,067	193,632
	Caplin Point Laboratories Ltd.	7,420	120,489
	Ceat Ltd.	135,827	4,166,895
*	Central Bank of India Ltd.	466,247	373,537
	Century Enka Ltd.	32,855	185,114
	Century Textiles & Industries Ltd.	89,031	2,128,154
	CG Power & Industrial Solutions Ltd.	319,293	2,114,368
	Chambal Fertilisers & Chemicals Ltd.	899,019	4,568,665
††	Chennai Super Kings Cricket Ltd.	5,080,767	0
	Cholamandalam Financial Holdings Ltd.	421,078	5,422,548
	CIE Automotive India Ltd.	370,717	2,179,003
	Cigniti Technologies Ltd.	4,594	73,728
	Cipla Ltd.	789,429	13,220,456
	City Union Bank Ltd.	1,195,370	2,300,567
Ω	Cochin Shipyard Ltd.	272,708	4,268,249
	Container Corp. of India Ltd.	312,168	3,827,796
	Coromandel International Ltd.	13,873	200,944
	Cosmo First Ltd.	7,049	50,472
*	CSB Bank Ltd.	90,064	398,819
	Cyient Ltd.	125,736	2,717,670
	Dalmia Bharat Ltd.	303,849	6,684,565
	Dalmia Bharat Sugar & Industries Ltd.	29,477	142,852
	DB Corp. Ltd.	129,970	438,921
	DCB Bank Ltd.	991,236	1,658,143
	DCM Shriram Ltd.	216,149	2,504,179
	DCW Ltd.	244,451	162,051
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,226,330
	Delta Corp. Ltd.	336,051	491,586
*	DEN Networks Ltd.	357,048	217,716
	Dhampur Sugar Mills Ltd.	162,170	458,744
Ω	Dilip Buildcon Ltd.	17,125	96,056
*	Dish TV India Ltd.	1,175,913	247,197
*	Dishman Carbogen Amcis Ltd.	321,072	891,943
	DLF Ltd.	674,028	7,186,339
	Dr Reddy’s Laboratories Ltd., ADR	83,493	6,134,231
	Dr Reddy’s Laboratories Ltd.	2,765	205,053
	Dwarikesh Sugar Industries Ltd.	195,236	170,238
	eClerx Services Ltd.	17,658	520,694
	EID Parry India Ltd.	507,826	3,764,169
	Electrosteel Castings Ltd.	905,668	2,070,626
	Engineers India Ltd.	597,063	1,741,794
	EPL Ltd.	116,279	252,317
Ω	Equitas Small Finance Bank Ltd.	325,660	378,196
	Escorts Kubota Ltd.	44,209	1,782,815
	Everest Industries Ltd.	8,915	133,468
	Everest Kanto Cylinder Ltd.	22,567	39,988
	Excel Industries Ltd.	7,075	87,328
	Exide Industries Ltd.	850,555	4,817,793
*	FDC Ltd.	119,390	649,414
	Federal Bank Ltd.	9,464,464	18,411,534
	FIEM Industries Ltd.	31,912	461,222
	Filatex India Ltd.	576,966	435,580
	Finolex Cables Ltd.	208,541	2,623,987
	Finolex Industries Ltd.	783,938	2,500,970
	Firstsource Solutions Ltd.	1,586,814	4,018,832
	Force Motors Ltd.	8,527	968,209
	Fortis Healthcare Ltd.	1,023,248	5,377,735
	Gabriel India Ltd.	218,322	1,025,700

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	GAIL India Ltd.	7,775,233	$19,423,450
	Gateway Distriparks Ltd.	1,300,508	1,666,257
	Genus Power Infrastructures Ltd.	97,038	346,564
	GHCL Ltd.	319,929	1,965,299
*	GHCL Textiles Ltd.	319,929	318,460
	GIC Housing Finance Ltd.	54,860	145,561
	Glenmark Pharmaceuticals Ltd.	864,022	10,962,610
	Godawari Power & Ispat Ltd.	56,804	604,587
	Godfrey Phillips India Ltd.	68,835	2,762,948
*	Godrej Industries Ltd.	12,983	149,933
	Granules India Ltd.	836,076	4,255,892
	Graphite India Ltd.	87,286	705,167
	Grasim Industries Ltd.	928,502	26,753,329
	Grauer & Weil India Ltd.	82,434	87,869
	Great Eastern Shipping Co. Ltd.	503,782	6,573,436
	Greenpanel Industries Ltd.	8,423	31,773
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,159,632
	Gujarat Ambuja Exports Ltd.	605,370	1,222,183
	Gujarat Fluorochemicals Ltd.	63,609	2,738,661
	Gujarat Mineral Development Corp. Ltd.	465,476	2,329,807
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	370,691	3,155,461
	Gujarat Pipavav Port Ltd.	753,876	1,903,120
	Gujarat State Fertilizers & Chemicals Ltd.	1,098,200	3,227,277
	Gujarat State Petronet Ltd.	1,318,554	4,650,951
*	Hathway Cable & Datacom Ltd.	1,645,904	433,677
	HBL Power Systems Ltd.	107,935	659,028
	HDFC Bank Ltd.	3,892,230	70,468,936
	HEG Ltd.	38,504	1,084,105
	HeidelbergCement India Ltd.	302,705	730,089
	Heritage Foods Ltd.	26,682	105,596
	Hero MotoCorp Ltd.	272,541	14,817,247
	HFCL Ltd.	1,517,967	1,828,233
	HG Infra Engineering Ltd.	13,314	188,692
	Hikal Ltd.	204,632	741,742
	HIL Ltd.	19,540	624,843
	Himadri Speciality Chemical Ltd.	751,378	3,370,888
*	Himatsingka Seide Ltd.	105,201	180,098
	Hindalco Industries Ltd.	5,501,565	42,285,007
	Hinduja Global Solutions Ltd.	89,011	932,510
	Hindustan Aeronautics Ltd.	35,849	1,692,480
	Huhtamaki India Ltd.	14,023	51,747
	ICICI Bank Ltd., Sponsored ADR	2,702,493	74,399,629
	ICICI Bank Ltd.	131,501	1,811,709
*	IDFC First Bank Ltd.	11,549,956	11,328,692
*	IDFC Ltd.	3,645,321	5,293,209
	IIFL Finance Ltd.	640,993	3,121,913
	IIFL Securities Ltd.	1,124,265	1,933,390
*	India Cements Ltd.	444,625	1,189,832
	India Glycols Ltd.	71,166	714,266
	India Nippon Electricals Ltd.	6,634	55,658
*	Indiabulls Housing Finance Ltd.	1,930,933	3,903,630
	Indian Bank	544,017	3,562,522
Ω	Indian Railway Finance Corp. Ltd.	6,030,028	11,301,629
	Indo Count Industries Ltd.	254,848	1,185,070
	Indoco Remedies Ltd.	9,903	38,768
*	Indus Towers Ltd.	1,837,747	7,783,320
	IndusInd Bank Ltd.	1,591,931	28,734,814
	Infibeam Avenues Ltd.	3,506,551	1,435,176
	Info Edge India Ltd.	83,513	6,031,241

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Insecticides India Ltd.	2,483	$17,215
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	431,336
	Ipca Laboratories Ltd.	38,656	621,104
Ω	IRCON International Ltd.	839,889	2,518,042
	ISGEC Heavy Engineering Ltd.	2,418	31,678
	ITD Cementation India Ltd.	266,682	1,207,562
	J Kumar Infraprojects Ltd.	202,447	1,634,335
*	Jagran Prakashan Ltd.	423,928	530,870
	Jai Corp. Ltd.	160,468	618,417
	Jammu & Kashmir Bank Ltd.	1,448,162	2,365,176
	JB Chemicals & Pharmaceuticals Ltd.	35,013	799,761
	Jindal Poly Films Ltd.	54,978	374,699
	Jindal Saw Ltd.	906,999	6,006,702
	Jindal Stainless Ltd.	695,534	5,883,276
	Jindal Steel & Power Ltd.	2,000,012	22,196,660
*	Jio Financial Services Ltd.	9,844,822	44,185,694
	JK Lakshmi Cement Ltd.	233,454	2,217,524
	JK Paper Ltd.	431,544	1,972,382
	JK Tyre & Industries Ltd.	567,910	2,861,491
	JM Financial Ltd.	2,405,311	2,543,393
	JSW Energy Ltd.	673,885	5,086,139
	JSW Steel Ltd.	3,977,863	41,991,303
	Jubilant Ingrevia Ltd.	226,037	1,484,378
	Jubilant Pharmova Ltd.	431,530	3,484,847
	Kalpataru Projects International Ltd.	421,283	6,204,855
	Kalyani Steels Ltd.	85,498	898,716
	Karnataka Bank Ltd.	1,019,469	2,819,071
	Karur Vysya Bank Ltd.	2,422,829	5,921,362
	Kaveri Seed Co. Ltd.	83,367	864,743
	KCP Ltd.	60,061	128,326
	KEC International Ltd.	47,419	422,768
*	Kiri Industries Ltd.	1,368	5,900
	Kirloskar Brothers Ltd.	9,242	143,683
	Kirloskar Ferrous Industries Ltd.	22,923	168,807
	Kirloskar Oil Engines Ltd.	266,353	3,245,519
	Kitex Garments Ltd.	28,810	69,741
	KNR Constructions Ltd.	409,486	1,301,047
	Kolte-Patil Developers Ltd.	100,381	643,679
	KPIT Technologies Ltd.	32,682	580,149
	KRBL Ltd.	180,644	639,350
	Krsnaa Diagnostics Ltd.	4,378	30,108
	L&T Finance Ltd.	3,557,795	7,099,165
	Larsen & Toubro Ltd.	1,309,639	56,259,216
	LG Balakrishnan & Bros Ltd.	49,453	757,893
	LIC Housing Finance Ltd.	1,797,770	14,459,365
	LT Foods Ltd.	900,797	2,321,371
	Lumax Auto Technologies Ltd.	34,557	197,321
	Lupin Ltd.	474,201	9,348,942
	LUX Industries Ltd.	3,036	54,248
	Maharashtra Seamless Ltd.	300,155	3,225,922
	Mahindra & Mahindra Financial Services Ltd.	2,997,641	9,372,030
	Mahindra & Mahindra Ltd.	2,449,241	63,279,449
	Mahindra Lifespace Developers Ltd.	74,899	569,031
	Maithan Alloys Ltd.	15,914	238,811
	Manappuram Finance Ltd.	2,320,125	5,539,461
	Marksans Pharma Ltd.	1,031,306	2,054,904
Ω	MAS Financial Services Ltd.	18,255	65,288
*	Max Estates Ltd.	16,842	59,084
	Mayur Uniquoters Ltd.	21,970	138,434

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Meghmani Organics Ltd.	775,716	$802,491
	Minda Corp. Ltd.	56,052	272,691
Ω	Mishra Dhatu Nigam Ltd.	4,608	24,175
	MOIL Ltd.	323,328	1,561,851
	Monte Carlo Fashions Ltd.	30,939	253,142
*	Morepen Laboratories Ltd.	305,950	181,882
	Motilal Oswal Financial Services Ltd.	18,528	526,495
	MRF Ltd.	6,297	10,052,010
	Muthoot Finance Ltd.	142,033	2,914,434
	Natco Pharma Ltd.	44,599	542,645
	National Aluminium Co. Ltd.	4,348,995	9,618,020
	National Fertilizers Ltd.	369,527	459,761
	Nava Ltd.	503,416	3,009,916
	Navneet Education Ltd.	86,741	153,097
	NCC Ltd.	2,062,919	5,951,501
	NCL Industries Ltd.	12,157	30,328
	NESCO Ltd.	24,121	250,416
	Neuland Laboratories Ltd.	6,532	596,346
	NIIT Learning Systems Ltd.	437,883	2,610,722
	NIIT Ltd.	437,883	555,347
	Nilkamal Ltd.	35,747	839,662
	NMDC Ltd.	2,592,224	7,869,646
* ††	NMDC Steel Ltd.	2,233,783	1,723,586
	NOCIL Ltd.	351,883	1,129,067
	NRB Bearings Ltd.	85,234	320,136
	Nucleus Software Exports Ltd.	23,351	385,374
	Oberoi Realty Ltd.	267,198	4,720,659
*	OnMobile Global Ltd.	27,413	26,452
	Orient Cement Ltd.	636,362	1,695,709
	Panama Petrochem Ltd.	52,468	209,975
* Ω	Parag Milk Foods Ltd.	67,277	169,779
*	Patel Engineering Ltd.	699,355	480,970
	PCBL Ltd.	934,520	3,012,651
	Petronet LNG Ltd.	3,739,500	13,864,637
	Piramal Enterprises Ltd.	281,593	3,100,505
*	Piramal Pharma Ltd.	1,687,208	2,895,895
* Ω	PNB Housing Finance Ltd.	286,117	2,710,954
	PNC Infratech Ltd.	378,425	2,034,217
	Polyplex Corp. Ltd.	94,558	1,050,838
	Power Finance Corp. Ltd.	6,354,839	33,342,426
	Power Mech Projects Ltd.	6,909	432,367
*	Prakash Industries Ltd.	444,157	905,556
	Prestige Estates Projects Ltd.	515,217	8,489,634
*	Pricol Ltd.	164,230	852,323
	PTC India Financial Services Ltd.	1,159,942	591,830
	PTC India Ltd.	1,090,055	2,928,517
	Punjab National Bank	6,093,734	10,237,064
Ω	Quess Corp. Ltd.	33,800	252,882
	Rain Industries Ltd.	886,616	1,845,828
*	Rajesh Exports Ltd.	359,486	1,369,046
	Rallis India Ltd.	368,604	1,176,918
	Ramco Cements Ltd.	132,693	1,262,044
	Ramco Industries Ltd.	78,099	210,506
	Ramkrishna Forgings Ltd.	33,494	302,534
	Rane Holdings Ltd.	1,527	24,047
	Rashtriya Chemicals & Fertilizers Ltd.	953,874	1,717,462
	Raymond Ltd.	166,268	4,179,437
Ω	RBL Bank Ltd.	1,350,061	4,191,694
	REC Ltd.	7,646,370	46,488,335

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Redington Ltd.	3,535,027	$9,301,796
*	Redtape Ltd.	89,675	785,191
	Reliance Industries Ltd.	11,159,215	391,469,003
*	Reliance Power Ltd.	8,732,244	2,832,034
	Repco Home Finance Ltd.	193,967	1,206,554
	Rico Auto Industries Ltd.	124,266	205,215
	RITES Ltd.	59,631	486,618
	RSWM Ltd.	46,984	108,639
	Rupa & Co. Ltd.	14,398	46,850
	Sagar Cements Ltd.	15,384	41,127
	Samvardhana Motherson International Ltd.	6,073,149	9,507,585
	Sanghvi Movers Ltd.	26,527	415,050
	Sarda Energy & Minerals Ltd.	174,620	500,517
	Sasken Technologies Ltd.	7,289	135,246
*	Satin Creditcare Network Ltd.	12,537	39,150
	Savita Oil Technologies Ltd.	15,655	107,933
	Seshasayee Paper & Boards Ltd.	78,768	315,844
Ω	SH Kelkar & Co. Ltd.	56,839	133,449
	Shankara Building Products Ltd.	5,132	41,920
	Sharda Cropchem Ltd.	50,596	223,493
*	Shilpa Medicare Ltd.	2,879	18,908
*	Shipping Corp. of India Land & Assets Ltd.	839,608	687,294
	Shipping Corp. of India Ltd.	839,608	2,287,922
	Shriram Finance Ltd.	916,656	27,893,810
	Siyaram Silk Mills Ltd.	30,146	168,764
	Sobha Ltd.	176,295	3,745,897
	Somany Ceramics Ltd.	6,442	48,626
	South Indian Bank Ltd.	6,201,523	2,281,007
*	Spandana Sphoorty Financial Ltd.	30,589	319,741
*	Star Cement Ltd.	34,342	97,609
	State Bank of India	7,741,976	75,988,962
	State Bank of India, GDR	19,590	1,921,779
	Steel Authority of India Ltd.	4,230,767	8,272,263
	Strides Pharma Science Ltd.	328,728	3,530,132
	Sun Pharmaceutical Industries Ltd.	1,653,409	29,634,546
	Sun TV Network Ltd.	326,890	2,565,497
	Sundaram-Clayton Ltd.	2,169	42,747
*	Sunflag Iron & Steel Co. Ltd.	28,711	75,012
	Sunteck Realty Ltd.	192,936	1,009,011
	Surya Roshni Ltd.	147,734	1,109,547
	Tamil Nadu Newsprint & Papers Ltd.	40,714	133,707
*	TARC Ltd.	263,704	489,439
	Tata Chemicals Ltd.	757,897	9,737,184
	Tata Consumer Products Ltd.	574,248	7,598,850
	Tata Steel Ltd.	26,276,288	51,716,869
	TD Power Systems Ltd.	348	1,400
	Tech Mahindra Ltd.	167,414	2,519,879
	Techno Electric & Engineering Co. Ltd.	100,353	1,222,138
* ††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	310,000	675,710
	Thirumalai Chemicals Ltd.	144,596	474,671
	Tide Water Oil Co. India Ltd.	12,468	267,592
	Time Technoplast Ltd.	700,810	2,329,946
	Titagarh Rail System Ltd.	44,875	567,322
*	TransIndia Real Estate Ltd.	406,354	233,050
	Transport Corp. of India Ltd.	126,410	1,314,963
	Trident Ltd.	569,558	268,586
	Triveni Engineering & Industries Ltd.	479,523	2,080,835
	Tube Investments of India Ltd.	127,885	5,748,083

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	TV Today Network Ltd.	55,663	$156,525
	TVS Holdings Ltd.	2,169	227,716
	TVS Srichakra Ltd.	7,003	351,340
	Uflex Ltd.	194,592	1,053,389
	Ujjivan Financial Services Ltd.	79,056	542,855
*	Unichem Laboratories Ltd.	148,098	1,041,080
	Union Bank of India Ltd.	911,479	1,675,762
	UPL Ltd.	1,461,061	8,854,092
	Usha Martin Ltd.	386,037	1,724,391
	UTI Asset Management Co. Ltd.	10,556	120,327
*	VA Tech Wabag Ltd.	167,419	1,933,820
	Vardhman Textiles Ltd.	702,522	3,751,640
* Ω	Varroc Engineering Ltd.	35,439	222,450
	Vedanta Ltd.	2,034,381	9,744,795
	Venky’s India Ltd.	10,325	220,740
	Vindhya Telelinks Ltd.	23,855	729,007
	Visaka Industries Ltd.	11,915	15,643
*	VL E-Governance & IT Solutions Ltd.	9,187	7,112
*	Vodafone Idea Ltd.	4,085,048	642,114
	Voltamp Transformers Ltd.	1,791	222,710
	Welspun Corp. Ltd.	639,903	4,327,495
	Welspun Enterprises Ltd.	422,254	1,833,443
	Welspun Living Ltd.	975,617	1,745,971
	West Coast Paper Mills Ltd.	190,670	1,521,857
	Wipro Ltd.	4,374,059	24,088,463
*	Wockhardt Ltd.	57,359	386,897
*	Yes Bank Ltd.	26,855,589	8,399,500
*	Zee Entertainment Enterprises Ltd.	3,660,922	6,418,778
	Zensar Technologies Ltd.	308,505	2,250,241
*	Zomato Ltd.	7,259,083	16,788,127
	Zydus Lifesciences Ltd.	274,482	3,143,131
	Zydus Wellnes Ltd.	9,815	194,807

TOTAL INDIA			2,145,435,657

INDONESIA — (1.5%)
	ABM Investama Tbk. PT	492,900	117,508
	Ace Hardware Indonesia Tbk. PT	26,862,200	1,542,172
	Adaro Energy Indonesia Tbk. PT	81,977,800	13,624,519
*	Adhi Karya Persero Tbk. PT	1,862,300	29,529
*	Adi Sarana Armada Tbk. PT	4,424,200	210,643
*	Alam Sutera Realty Tbk. PT	39,430,800	319,836
	Aneka Tambang Tbk. PT	29,700,000	2,985,444
	Astra Agro Lestari Tbk. PT	2,837,066	1,132,873
	Astra International Tbk. PT	76,166,100	24,034,618
	Astra Otoparts Tbk. PT	1,198,100	153,257
* ††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	1,488,600	111,137
*	Bank Capital Indonesia Tbk. PT	15,302,200	122,373
	Bank Mandiri Persero Tbk. PT	33,047,224	13,968,294
	Bank Negara Indonesia Persero Tbk. PT	35,293,782	11,355,310
	Bank OCBC Nisp Tbk. PT	3,241,600	259,181
*	Bank Pan Indonesia Tbk. PT	47,387,801	3,242,744
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,941,684	1,119,547
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	19,489,500	713,240
	Bank Tabungan Negara Persero Tbk. PT	29,416,615	2,383,222
*	Bekasi Fajar Industrial Estate Tbk. PT	11,847,200	84,428
	BISI International Tbk. PT	10,049,400	1,164,988
	Blue Bird Tbk. PT	497,500	47,542
*	Buana Lintas Lautan Tbk. PT	34,630,700	244,364

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bukalapak.com Tbk. PT	84,791,800	$674,504
	Bukit Asam Tbk. PT	22,579,100	4,202,605
*	Bumi Resources Minerals Tbk. PT	90,487,200	849,025
*	Bumi Resources Tbk. PT	38,978,000	237,097
*	Bumi Serpong Damai Tbk. PT	17,391,900	991,660
	Charoen Pokphand Indonesia Tbk. PT	68,200	20,750
	Ciputra Development Tbk. PT	57,557,278	4,267,418
*	City Retail Developments Tbk. PT	1,000,000	8,678
	Dayamitra Telekomunikasi PT	23,907,700	837,135
	Delta Dunia Makmur Tbk. PT	22,233,700	682,080
	Dharma Satya Nusantara Tbk. PT	8,751,700	341,413
	Elang Mahkota Teknologi Tbk. PT	24,340,900	575,886
	Elnusa Tbk. PT	16,847,700	442,894
	Erajaya Swasembada Tbk. PT	47,251,700	1,172,997
	ESSA Industries Indonesia Tbk. PT	12,839,700	614,312
*	Gajah Tunggal Tbk. PT	8,135,800	582,421
	Gudang Garam Tbk. PT	1,369,900	1,533,468
*	Harum Energy Tbk. PT	7,483,300	648,138
	Indah Kiat Pulp & Paper Tbk. PT	14,410,600	8,294,121
	Indika Energy Tbk. PT	10,247,600	904,272
	Indo Tambangraya Megah Tbk. PT	2,252,600	3,491,747
	Indocement Tunggal Prakarsa Tbk. PT	2,480,800	1,179,996
	Indofood Sukses Makmur Tbk. PT	24,262,000	9,316,707
	Indomobil Sukses Internasional Tbk. PT	252,400	21,359
*	Integra Indocabinet Tbk. PT	3,259,200	56,068
*	Intiland Development Tbk. PT	16,318,400	185,422
	Japfa Comfeed Indonesia Tbk. PT	29,403,550	2,068,508
	Jaya Real Property Tbk. PT	43,375,300	1,786,611
*	Kawasan Industri Jababeka Tbk. PT	145,323,756	1,090,568
	KMI Wire & Cable Tbk. PT	10,201,300	216,842
*	Krakatau Steel Persero Tbk. PT	2,446,900	20,152
*	Lippo Cikarang Tbk. PT	2,408,310	88,952
*	Lippo Karawaci Tbk. PT	206,874,062	826,223
*	Malindo Feedmill Tbk. PT	5,812,300	191,122
	Medco Energi Internasional Tbk. PT	37,685,532	3,091,867
	Media Nusantara Citra Tbk. PT	35,589,500	686,922
*	Metro Healthcare Indonesia Tbk. PT	4,906,300	52,102
	Metrodata Electronics Tbk. PT	5,280,550	189,772
	Mitra Pinasthika Mustika Tbk. PT	4,852,200	307,090
	Mulia Industrindo Tbk. PT	1,679,400	39,640
* ††	Omni Inovasi Indonesia Tbk. PT	6,628,800	3,598
	Pabrik Kertas Tjiwi Kimia Tbk. PT	5,178,500	2,492,564
	Pakuwon Jati Tbk. PT	18,073,200	445,811
*	Panin Financial Tbk. PT	65,059,000	1,167,137
*	Paninvest Tbk. PT	9,027,200	477,493
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	17,633,584	936,894
*	PP Persero Tbk. PT	1,376,900	35,427
	Prodia Widyahusada Tbk. PT	278,800	56,198
	Puradelta Lestari Tbk. PT	2,516,000	25,051
	Ramayana Lestari Sentosa Tbk. PT	10,387,700	306,692
	Salim Ivomas Pratama Tbk. PT	21,612,700	480,881
	Sampoerna Agro Tbk. PT	8,150,841	1,001,064
	Samudera Indonesia Tbk. PT	9,289,000	157,677
*	Sarana Meditama Metropolitan Tbk. PT	563,000	8,799
	Sarana Menara Nusantara Tbk. PT	650,600	32,144
	Sawit Sumbermas Sarana Tbk. PT	5,612,100	365,892
	Semen Indonesia Persero Tbk. PT	11,266,451	3,231,736
	Siloam International Hospitals Tbk. PT	6,101,200	900,859
	Sinar Mas Agro Resources & Technology Tbk. PT	847,000	197,722

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
* ††	Sri Rejeki Isman Tbk. PT	63,289,500	$106,553
	Steel Pipe Industry of Indonesia PT	695,900	11,989
	Summarecon Agung Tbk. PT	33,045,200	1,043,947
	Surya Citra Media Tbk. PT	25,544,200	202,343
*	Surya Semesta Internusa Tbk. PT	25,894,300	1,701,004
††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	917,400	109,394
	Timah Tbk. PT	9,854,200	551,932
* ††	Trada Alam Minera Tbk. PT	188,544,700	0
	Trias Sentosa Tbk. PT	336,500	9,735
	Triputra Agro Persada PT	1,841,500	70,789
	Tunas Baru Lampung Tbk. PT	20,560,800	783,001
	Unggul Indah Cahaya Tbk. PT	288,335	138,419
	United Tractors Tbk. PT	8,976,300	13,680,731
	Vale Indonesia Tbk. PT	9,575,300	2,499,898
* ††	Waskita Beton Precast Tbk. PT	22,419,100	23,160
* ††	Waskita Karya Persero Tbk. PT	25,152,582	58,597
	Wijaya Karya Beton Tbk. PT	3,183,100	17,402
* ††	Wijaya Karya Persero Tbk. PT	17,873,100	178,437
*	Wintermar Offshore Marine Tbk. PT	566,000	18,509
	XL Axiata Tbk. PT	25,823,203	3,918,614

TOTAL INDONESIA			169,203,406

KUWAIT — (0.3%)
	A’ayan Leasing & Investment Co. KSCP	2,647,486	1,451,265
	Agility Public Warehousing Co. KSC	3,874,419	3,971,185
	Al Ahli Bank of Kuwait KSCP	990,060	770,725
	Al-Eid Food KSC	39,469	23,044
	Arzan Financial Group for Financing & Investment KPSC	2,792,365	1,847,689
*	Asiya Capital Investments Co. KSCP	667,791	94,223
	Boubyan Petrochemicals Co. KSCP	726,870	1,622,078
	Burgan Bank SAK	2,042,514	1,199,140
	Combined Group Contracting Co. SAK	308,616	439,450
	Gulf Bank KSCP	7,033,048	5,885,587
	Gulf Cables & Electrical Industries Group Co. KSCP	62,321	253,691
	Heavy Engineering & Ship Building Co. KSCP, Class B	45,014	123,960
	Integrated Holding Co. KCSC	293,266	480,374
	Kuwait Cement Co. KSC	129,646	81,160
	Kuwait Finance House KSCP	202,128	472,047
	Kuwait International Bank KSCP	1,617,308	844,588
	Mezzan Holding Co. KSCC	390,983	938,461
	Mobile Telecommunications Co. KSCP	3,877,077	6,136,924
	National Bank of Kuwait SAKP	186,750	523,966
	National Industries Group Holding SAK	3,501,586	2,441,910
	National Investments Co. KSCP	237,582	195,737
	Warba Bank KSCP	2,440,873	1,496,351

TOTAL KUWAIT			31,293,555

MALAYSIA — (1.6%)
#	Aeon Co. M Bhd.	1,758,700	408,567
#	AFFIN Bank Bhd.	7,781,059	4,153,219
	Alliance Bank Malaysia Bhd.	4,962,800	3,969,114
	Allianz Malaysia Bhd.	93,300	411,322
	AMMB Holdings Bhd.	7,489,062	6,583,049
	Axiata Group Bhd.	796,500	471,632
#	Bank Islam Malaysia Bhd.	1,520,407	814,159
	Batu Kawan Bhd.	1,621,150	6,780,982
*	Berjaya Assets Bhd.	467,100	32,217

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
# *	Berjaya Corp. Bhd.	13,034,214	$790,814
# *	Berjaya Land Bhd.	5,491,800	401,218
# *	Bumi Armada Bhd.	13,388,700	1,643,925
	Cahya Mata Sarawak Bhd.	2,273,200	522,849
	CB Industrial Product Holding Bhd.	1,285,500	367,906
	CIMB Group Holdings Bhd.	23,028,156	31,825,587
# *	Coastal Contracts Bhd.	18,700	5,858
#	CSC Steel Holdings Bhd.	821,256	242,287
# *	Dagang NeXchange Bhd.	162,900	13,433
	Dayang Enterprise Holdings Bhd.	294,300	160,431
#	DRB-Hicom Bhd.	4,774,600	1,397,929
*	Eastern & Oriental Bhd.	181,600	38,687
#	Eco World Development Group Bhd.	4,326,900	1,320,598
*	Ekovest Bhd.	6,152,900	570,782
*	Gadang Holdings Bhd.	2,431,300	200,082
	Gamuda Bhd.	3,709,139	4,122,829
	Genting Bhd.	7,076,300	6,688,387
#	Genting Malaysia Bhd.	6,258,600	3,452,401
	Genting Plantations Bhd.	82,800	104,970
	George Kent Malaysia Bhd.	1,197,900	115,095
	HAP Seng Consolidated Bhd.	324,482	301,091
# *	Hengyuan Refining Co. Bhd.	579,300	369,156
#	Hiap Teck Venture Bhd.	6,230,300	521,284
#	Hibiscus Petroleum Bhd.	1,288,200	729,561
	Hong Leong Financial Group Bhd.	1,316,534	4,609,570
	Hong Leong Industries Bhd.	124,500	278,571
	IGB Bhd.	3,022,296	1,570,805
#	IJM Corp. Bhd.	10,321,418	5,215,046
#	Insas Bhd.	2,517,100	541,575
#	IOI Properties Group Bhd.	4,986,225	2,251,696
*	Iskandar Waterfront City Bhd.	1,951,300	304,783
*	JAKS Resources Bhd.	5,499,380	155,232
	Jaya Tiasa Holdings Bhd.	2,431,633	635,593
	Keck Seng Malaysia Bhd.	732,600	886,249
*	KNM Group Bhd.	11,856,690	162,135
	Kossan Rubber Industries Bhd.	516,700	238,094
# *	KSL Holdings Bhd.	1,539,351	553,001
#	Kumpulan Fima Bhd.	575,200	251,505
	Land & General Bhd.	11,345,220	308,870
	LBS Bina Group Bhd.	3,741,134	535,934
* Ω	Lotte Chemical Titan Holding Bhd.	816,993	188,232
#	Magnum Bhd.	4,534,045	1,091,122
#	Mah Sing Group Bhd.	6,504,762	1,699,247
	Malayan Banking Bhd.	4,177,412	8,512,165
#	Malayan Flour Mills Bhd.	3,257,475	449,977
#	Malaysia Building Society Bhd.	9,653,843	1,593,634
	Malaysian Resources Corp. Bhd.	9,629,347	1,346,777
	Matrix Concepts Holdings Bhd.	1,390,450	532,596
	MBM Resources Bhd.	769,903	793,967
	Mega First Corp. Bhd.	435,500	425,929
	MISC Bhd.	3,931,404	6,550,784
	MKH Bhd.	1,882,878	528,308
	MKH Oil Palm East Kalimantan Sdn Bhd.	268,982	34,662
#	MNRB Holdings Bhd.	1,983,779	726,316
	MPHB Capital Bhd.	178,400	45,109
	Muda Holdings Bhd.	280,700	86,310
*	Muhibbah Engineering M Bhd.	2,526,000	499,320
	Oriental Holdings Bhd.	2,554,379	3,650,916
#	OSK Holdings Bhd.	6,539,006	1,997,319

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Pantech Group Holdings Bhd.	2,022,394	$452,651
#	Paramount Corp. Bhd.	1,807,455	416,425
#	Petron Malaysia Refining & Marketing Bhd.	247,800	255,925
*	Pos Malaysia Bhd.	1,658,900	171,713
	PPB Group Bhd.	1,925,439	6,343,111
	RHB Bank Bhd.	7,433,092	8,556,258
*	Sapura Energy Bhd.	39,709,700	378,135
#	Sarawak Oil Palms Bhd.	1,041,700	664,659
	Sime Darby Bhd.	13,651,000	7,991,883
#	Sime Darby Property Bhd.	7,330,900	1,498,911
	SP Setia Bhd. Group.	7,336,673	2,234,038
#	Sunway Bhd.	4,515,686	3,323,024
#	Suria Capital Holdings Bhd.	793,880	356,687
#	Ta Ann Holdings Bhd.	878,826	778,625
	Tan Chong Motor Holdings Bhd.	392,200	69,375
# *	Top Glove Corp. Bhd.	8,510,700	1,567,454
# *	Tropicana Corp. Bhd.	4,993,061	1,566,197
#	TSH Resources Bhd.	278,100	66,325
	UEM Edgenta Bhd.	1,094,700	211,316
#	UEM Sunrise Bhd.	3,598,745	802,091
	United Malacca Bhd.	902,000	957,077
#	UOA Development Bhd.	9,677,999	3,831,243
#	Velesto Energy Bhd.	14,367,928	809,635
*	Wasco Bhd.	372,180	112,848
#	WCT Holdings Bhd.	4,268,224	468,398
	Yinson Holdings Bhd.	1,012,680	519,575
*	YNH Property Bhd.	1,497,250	148,700
	YTL Corp. Bhd.	1,594,621	1,030,996

TOTAL MALAYSIA			174,366,045

MEXICO — (2.9%)
	Alfa SAB de CV, Class A	23,173,117	16,963,115
#	Alpek SAB de CV	1,645,123	1,218,663
Ω	Banco del Bajio SA	1,512,528	5,590,723
*	Cemex SAB de CV	2,064,609	1,633,055
*	Cemex SAB de CV, Sponsored ADR	3,267,721	25,847,669
	Coca-Cola Femsa SAB de CV	439,063	4,346,610
	Consorcio ARA SAB de CV	3,207,049	621,537
*	Controladora AXTEL SAB de CV	23,823,748	410,257
	Corp. Actinver SAB de CV	89,268	78,686
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	1,052,722
#	Cydsa SAB de CV	5,874	6,532
	Dine SAB de CV	993,661	1,460,844
	El Puerto de Liverpool SAB de CV, Class C1	547,480	4,377,411
	Fomento Economico Mexicano SAB de CV	407,748	4,795,649
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	81,239	9,558,580
	GCC SAB de CV	430,749	4,851,434
	Genomma Lab Internacional SAB de CV, Class B	1,440,259	1,397,318
	Gentera SAB de CV	3,252,884	5,218,058
	Grupo Carso SAB de CV	2,203,197	17,233,828
	Grupo Comercial Chedraui SA de CV	982,477	7,234,339
	Grupo Elektra SAB de CV	4,261	274,851
	Grupo Financiero Banorte SAB de CV, Class O	3,914,576	38,828,704
*	Grupo Financiero Inbursa SAB de CV, Class O	5,651,015	15,573,423
# *	Grupo Gigante SAB de CV	471,076	893,713
	Grupo Industrial Saltillo SAB de CV	1,351,172	1,761,258
	Grupo Mexico SAB de CV, Class B	8,985,336	55,525,162
*	Grupo Pochteca SAB de CV	67,810	28,461
*	Grupo Posadas SAB de CV	86,975	161,148

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Simec SAB de CV, Class B	689,708	$7,327,575
#	Grupo Televisa SAB, Sponsored ADR	713,059	2,082,132
* Ω	Grupo Traxion SAB de CV	85,118	142,901
*	Hoteles City Express SAB de CV	82,714	21,873
*	Industrias CH SAB de CV, Class B	1,830,238	19,768,483
# *	Industrias Penoles SAB de CV	499,951	7,152,226
	KUO SAB De CV, Class B	1,904,343	4,724,520
	La Comer SAB de CV	2,937,814	6,285,240
	Megacable Holdings SAB de CV	1,059,804	3,093,280
*	Minera Frisco SAB de CV, Class A1	11,254,823	2,273,204
* Ω	Nemak SAB de CV	8,269,789	1,433,754
*	Ollamani SA	178,264	364,317
	Orbia Advance Corp. SAB de CV	4,119,110	6,742,253
*	Organizacion Cultiba SAB de CV	157,421	96,029
	Organizacion Soriana SAB de CV, Class B	13,628,251	27,008,690
	Promotora y Operadora de Infraestructura SAB de CV	574,258	5,752,050
	Regional SAB de CV	70,902	637,635
*	Vista Energy SAB de CV, ADR	3,552	153,269
#	Vitro SAB de CV, Class A	927,658	476,534

TOTAL MEXICO			322,479,715

PHILIPPINES — (0.8%)
	ACEN Corp.	2,883,000	206,868
††	ACR Mining Corp.	105,455	0
	Alliance Global Group, Inc.	15,984,906	2,787,372
	Alsons Consolidated Resources, Inc.	1,425,000	12,554
	Apex Mining Co., Inc.	2,152,000	121,962
*	Atlas Consolidated Mining & Development Corp.	3,709,600	288,585
	Ayala Corp.	248,260	2,638,912
	Ayala Land, Inc.	1,321,700	655,194
	Bank of the Philippine Islands	1,531,252	3,379,188
	BDO Unibank, Inc.	3,429,907	8,790,943
	Belle Corp.	4,041,000	141,734
	China Banking Corp.	7,846,432	5,311,911
*	Converge Information & Communications Technology Solutions, Inc.	899,700	146,098
	Cosco Capital, Inc.	12,901,600	1,040,049
	DMCI Holdings, Inc.	10,223,900	1,957,540
	East West Banking Corp.	2,342,900	378,148
	Filinvest Development Corp.	384,400	37,478
	Filinvest Land, Inc.	73,198,031	925,410
	First Philippine Holdings Corp.	3,175,100	3,584,693
	Global Ferronickel Holdings, Inc.	9,391,116	304,420
	Globe Telecom, Inc.	3,485	107,013
	GT Capital Holdings, Inc.	156,137	1,725,661
*	Integrated Micro-Electronics, Inc.	691,500	20,183
	JG Summit Holdings, Inc.	9,813,457	5,729,803
	LT Group, Inc.	9,204,800	1,618,001
	Megaworld Corp.	46,669,300	1,477,361
	Metropolitan Bank & Trust Co.	7,960,382	9,632,026
	Petron Corp.	14,432,900	748,815
	Philcomsat Holdings Corp.	497,957	922,067
	Philex Mining Corp.	4,703,000	246,542
*	Philippine National Bank	3,173,985	1,193,156
* ††	Philippine National Construction Corp.	398,900	6,346
	Philippine Savings Bank	1,949,689	1,839,951
††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	87,955
	Premium Leisure Corp.	6,804,000	85,781
	Puregold Price Club, Inc.	1,136,100	465,341

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	RFM Corp.	762,400	$42,735
	Rizal Commercial Banking Corp.	4,608,906	1,812,287
	Robinsons Land Corp.	12,002,708	3,235,213
	Robinsons Retail Holdings, Inc.	848,560	527,471
	San Miguel Corp.	4,785,846	8,690,610
	Security Bank Corp.	1,453,254	1,794,892
*	Shell Pilipinas Corp.	112,730	20,962
*	Top Frontier Investment Holdings, Inc.	526,832	768,790
	Union Bank of the Philippines.	8,738,130	5,815,844
	Vista Land & Lifescapes, Inc.	46,503,968	1,206,984

TOTAL PHILIPPINES			82,530,849

POLAND — (0.9%)
*	Agora SA	234,733	599,495
*	Alior Bank SA	411,707	10,488,347
*	Amica SA	9,232	161,364
	Arctic Paper SA	10,901	55,016
	Asseco Poland SA	123,267	2,422,565
	Bank Handlowy w Warszawie SA	1,668	45,961
*	Bank Millennium SA	1,131,121	2,575,431
	Bank Polska Kasa Opieki SA	73,438	3,040,355
	Boryszew SA	290,767	443,174
	Cognor Holding SA	28,557	58,508
# *	Cyfrowy Polsat SA	660,904	1,628,749
	Develia SA	1,236,982	2,022,831
*	Enea SA	1,041,325	2,172,429
*	Grenevia SA	115,828	69,284
*	Grupa Azoty SA	11,305	61,059
# *	Jastrzebska Spolka Weglowa SA	295,423	2,224,063
	KGHM Polska Miedz SA	501,152	17,229,425
#	Lubelski Wegiel Bogdanka SA	30,951	218,275
*	mBank SA	12,393	2,081,264
	ORLEN SA	2,616,360	42,658,139
# *	PGE Polska Grupa Energetyczna SA	3,616,670	5,390,626
*	PKP Cargo SA	149,223	442,141
	Stalexport Autostrady SA	176,122	126,687
*	Tauron Polska Energia SA	5,623,021	4,035,742

TOTAL POLAND			100,250,930

QATAR — (0.7%)
*	Aamal Co.	7,290,035	1,563,179
	Al Khaleej Takaful Group QSC	420,398	296,806
	Alijarah Holding Co. QPSC	1,637,828	311,020
	Baladna	3,974,780	1,472,670
	Barwa Real Estate Co.	7,453,066	5,743,284
	Commercial Bank PSQC	7,431,255	8,470,386
	Doha Bank QPSC	7,982,287	3,276,989
	Doha Insurance Co. QSC	63,045	41,341
*	Estithmar Holding QPSC	1,922,924	1,081,852
	Gulf International Services QSC	6,208,441	4,709,615
	Gulf Warehousing Co.	985,471	894,724
*	Lesha Bank LLC	955,697	348,194
	Masraf Al Rayan QSC	16,428,683	11,321,334
	Mazaya Real Estate Development QPSC	2,232,076	397,913
	Medicare Group	273,812	304,862
	Mesaieed Petrochemical Holding Co.	10,110,443	5,329,261
	Ooredoo QPSC	3,550,263	9,740,845
	Qatar Aluminum Manufacturing Co.	1,709,059	662,329

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Fuel QSC	372,612	$1,477,650
	Qatar Gas Transport Co. Ltd.	984,613	1,079,334
	Qatar Industrial Manufacturing Co. QSC	47,636	34,385
	Qatar Insurance Co. SAQ	3,130,088	1,945,079
	Qatar National Cement Co. QSC	623,508	611,097
	Qatar Navigation QSC	2,176,021	6,312,462
	Salam International Investment Ltd. QSC	5,416,765	937,963
	United Development Co. QSC	7,828,420	2,361,596
	Vodafone Qatar QSC	5,996,110	2,916,285

TOTAL QATAR			73,642,455

RUSSIA — (0.0%)
* ††,†† Gazprom PJSC, Sponsored ADR		9,648,397	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

SAUDI ARABIA — (3.9%)
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	11,238	94,390
	Al Babtain Power & Telecommunication Co.	191,130	2,100,375
*	Al Hassan Ghazi Ibrahim Shaker Co.	86,701	783,312
	Al Jouf Agricultural Development Co.	20,963	287,211
*	Al Jouf Cement Co.	372,442	1,139,296
*	Al Khaleej Training & Education Co.	42,974	376,863
*	AlAbdullatif Industrial Investment Co.	56,817	264,002
*	Al-Etihad Cooperative Insurance Co.	142,798	1,005,139
*	AlJazira Takaful Ta’awuni Co.	248,550	1,224,903
*	Allianz Saudi Fransi Cooperative Insurance Co.	125,788	702,724
*	Alujain Corp.	75,278	900,792
	Amlak International Finance Co.	4,912	18,697
	Arab National Bank	2,788,751	22,921,731
*	Arabia Insurance Cooperative Co.	67,176	295,397
	Arabian Cement Co.	362,707	2,960,061
*	Arabian Shield Cooperative Insurance Co.	90,102	543,880
	Arriyadh Development Co.	190,908	1,188,799
	Astra Industrial Group	11,974	554,331
*	Bank Al-Jazira	2,675,568	11,534,381
	Banque Saudi Fransi	2,173,793	21,211,662
	Basic Chemical Industries Ltd.	70,641	651,782
*	Buruj Cooperative Insurance Co.	28,096	168,254
	City Cement Co.	437,457	2,418,833
*	Dar Al Arkan Real Estate Development Co.	2,876,743	10,184,822
	Eastern Province Cement Co.	267,164	2,378,011
*	Emaar Economic City	1,825,776	3,772,990
	Etihad Etisalat Co.	1,740,049	24,086,027
	Gulf Insurance Group	92,962	931,869
*	Gulf Union Cooperative Insurance Co.	5,365	32,817
	Hail Cement Co.	324,890	990,966
	Herfy Food Services Co.	17,284	146,830
*	Jazan Development & Investment Co.	164,960	725,405
	L’Azurde Co. for Jewelry	138,817	571,829
*	Methanol Chemicals Co.	190,167	856,092
	Middle East Paper Co.	5,207	58,890
*	Middle East Specialized Cables Co.	63,395	561,018
	Mobile Telecommunications Co. Saudi Arabia	2,571,371	8,277,122
	Najran Cement Co.	511,632	1,356,128
*	National Agriculture Development Co.	54,051	504,215
	National Co. for Glass Industries	59,152	685,927

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Gypsum	29,938	$222,334
*	National Industrialization Co., Class C	837,264	3,115,494
	Nayifat Finance Co.	87,995	332,704
	Northern Region Cement Co.	577,606	1,506,779
*	Rabigh Refining & Petrochemical Co.	1,245,042	2,496,098
	Riyad Bank	1,659,181	12,233,845
	Sahara International Petrochemical Co.	1,937,293	17,706,414
	Saudi Awwal Bank	3,857,265	41,858,659
	Saudi Basic Industries Corp.	3,103,274	69,917,739
	Saudi Ceramic Co.	204,752	1,924,622
	Saudi Chemical Co. Holding	1,182,569	2,533,228
	Saudi Industrial Investment Group.	1,265,400	7,812,183
	Saudi Investment Bank	1,687,867	7,581,768
*	Saudi Kayan Petrochemical Co.	3,746,615	9,350,310
	Saudi Marketing Co.	145,763	1,012,405
	Saudi National Bank	7,722,754	77,308,289
*	Saudi Public Transport Co.	49,500	266,600
*	Saudi Reinsurance Co.	3,834	28,011
	Saudi Telecom Co.	97,171	975,041
	Savola Group	382,358	5,137,988
*	Seera Group Holding	807,306	5,876,289
	SHL Finance Co.	3,598	15,521
*	Sinad Holding Co.	337,705	1,196,698
	Southern Province Cement Co.	1,815	19,306
	Sustained Infrastructure Holding Co.	279,157	2,819,312
*	Tabuk Cement Co.	311,659	1,080,746
*	Taiba Investments Co.	188,047	2,121,784
*	Umm Al-Qura Cement Co.	159,913	712,165
	United International Transportation Co.	11,115	247,372
*	Walaa Cooperative Insurance Co.	15,108	123,259
	Yamama Cement Co.	685,134	6,335,552
	Yanbu Cement Co.	30,403	236,946
	Yanbu National Petrochemical Co.	738,029	7,627,176
*	Zamil Industrial Investment Co.	43,828	238,350

TOTAL SAUDI ARABIA			421,438,760

SOUTH AFRICA — (2.5%)
#	Absa Group Ltd.	3,522,789	27,164,474
	Adcock Ingram Holdings Ltd.	30,875	90,883
	Advtech Ltd.	57,886	88,038
	AECI Ltd.	658,150	3,277,517
	African Rainbow Minerals Ltd.	437,628	4,520,754
	Alexander Forbes Group Holdings Ltd.	1,736,105	587,196
	Altron Ltd., Class A	134,145	81,023
	Aspen Pharmacare Holdings Ltd.	1,258,387	14,991,057
*	Astral Foods Ltd.	138,900	1,092,717
	Barloworld Ltd.	1,046,732	4,809,662
*	Blue Label Telecoms Ltd.	2,430,088	552,906
*	Brait PLC	5,045,471	349,036
	Caxton & CTP Publishers & Printers Ltd.	1,092,863	600,761
	DataTec Ltd.	3,918,013	7,575,533
	Discovery Ltd.	126,120	803,469
	DRDGOLD Ltd.	519,738	412,118
	Exxaro Resources Ltd.	986,835	9,454,948
	Foschini Group Ltd.	1,062,536	5,609,969
	Grindrod Ltd.	126,620	87,314
	Harmony Gold Mining Co. Ltd.	573,795	4,966,895
	Harmony Gold Mining Co. Ltd., Sponsored ADR	277,875	2,381,389
	Hudaco Industries Ltd.	161,173	1,436,233

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Impala Platinum Holdings Ltd.	3,292,613	$14,657,240
	Investec Ltd.	818,663	5,223,306
*	KAP Ltd.	8,797,399	1,200,309
	Lewis Group Ltd.	831,398	1,947,077
	Life Healthcare Group Holdings Ltd.	2,971,504	1,695,387
	Merafe Resources Ltd.	8,130,071	540,133
*	Metair Investments Ltd.	1,091,608	679,439
#	Momentum Metropolitan Holdings	6,045,383	6,580,262
	Motus Holdings Ltd.	503,873	2,231,419
	Mpact Ltd.	1,846,736	2,501,738
	MTN Group Ltd.	3,752,409	17,984,574
	Naspers Ltd., Class N	40,884	7,824,283
	Nedbank Group Ltd.	1,692,722	20,582,082
	Netcare Ltd.	384,750	232,994
	Oceana Group Ltd.	192,966	778,023
#	Old Mutual Ltd.	18,740,705	11,011,058
	Omnia Holdings Ltd.	1,060,632	3,010,961
# Ω	Pepkor Holdings Ltd.	6,055,894	5,712,814
*	PPC Ltd.	6,665,003	1,152,351
	Raubex Group Ltd.	1,274,623	2,055,315
*	RCL Foods Ltd.	159,113	88,859
	Reunert Ltd.	712,875	2,502,246
	RFG Holdings Ltd.	23,326	16,649
	Sappi Ltd.	3,224,861	8,663,270
	Sasol Ltd.	2,093,491	14,707,422
#	Sibanye Stillwater Ltd.	5,264,531	6,008,673
#	Sibanye Stillwater Ltd., ADR	1,031,312	4,795,601
#	Standard Bank Group Ltd.	2,712,069	25,468,404
	Super Group Ltd.	2,288,202	3,387,515
*	Telkom SA SOC Ltd.	1,534,994	1,937,253
	Thungela Resources Ltd.	183,959	1,290,289
*	Trencor Ltd.	1,135,741	432,035
	Wilson Bayly Holmes-Ovcon Ltd.	233,686	1,726,729
*	Zeda Ltd.	1,219,983	761,963

TOTAL SOUTH AFRICA			270,321,565

SOUTH KOREA — (12.3%)
	Advanced Process Systems Corp.	17,402	435,962
	Aekyung Chemical Co. Ltd.	9,195	82,275
	Aekyung Industrial Co. Ltd.	3,607	53,905
*	Agabang&Company	17,128	62,765
	AJ Networks Co. Ltd.	64,478	223,357
	Ajin Industrial Co. Ltd.	191,527	548,885
	AK Holdings, Inc.	11,206	122,647
*	ALUKO Co. Ltd.	44,263	105,748
	Amorepacific Group	78,442	1,893,663
*	Amotech Co. Ltd.	2,225	11,950
# *	Ananti, Inc.	183,829	842,971
	Asia Cement Co. Ltd.	83,810	612,055
	ASIA Holdings Co. Ltd.	4,097	701,207
	Asia Paper Manufacturing Co. Ltd.	125,605	770,076
	AUK Corp.	89,803	141,846
	Aurora World Corp.	14,808	73,900
	Baiksan Co. Ltd.	20,143	199,983
	BGF Co. Ltd.	108,329	294,713
	BGFecomaterials Co. Ltd.	12,553	36,273
	BH Co. Ltd.	98,245	1,227,592
	Binggrae Co. Ltd.	16,745	862,149
*	BioSmart Co. Ltd.	45,774	182,977

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Bixolon Co. Ltd.	27,536	$107,528
	BNK Financial Group, Inc.	944,501	5,702,394
	Bookook Securities Co. Ltd.	20,358	356,823
	BYC Co. Ltd.	7,520	212,194
	Byucksan Corp.	196,118	317,962
*	ChinHung International, Inc.	17,489	12,020
	Chinyang Holdings Corp.	83,349	197,421
	Chongkundang Holdings Corp.	5,683	252,562
* ††	Chorokbaem Media Co. Ltd.	33,099	24,260
*	CJ CGV Co. Ltd.	169,357	701,173
	CJ CheilJedang Corp.	39,967	9,687,477
	CJ Corp.	63,166	5,792,525
*	CJ ENM Co. Ltd.	45,169	2,471,168
	CJ Freshway Corp.	5,592	92,326
	CJ Logistics Corp.	25,997	2,293,343
*	Comtec Systems Co. Ltd.	247,045	123,965
	CR Holdings Co. Ltd.	158,162	689,344
	Cuckoo Holdings Co. Ltd.	5,600	79,261
	Cuckoo Homesys Co. Ltd.	5,966	99,570
	Dae Hyun Co. Ltd.	150,199	208,939
	Dae Won Kang Up Co. Ltd.	215,821	894,424
* ††	Dae Yu Co. Ltd.	22,377	6,978
# *	Daechang Co. Ltd.	189,821	216,771
	Daechang Forging Co. Ltd.	25,990	125,152
	Daedong Corp.	67,756	585,388
	Daehan Flour Mill Co. Ltd.	5,781	573,440
	Daehan Steel Co. Ltd.	69,851	706,676
#	Daesang Corp.	111,953	1,771,329
	Daesang Holdings Co. Ltd.	69,236	433,662
*	Daesung Industrial Co. Ltd.	28,536	78,480
	Daewon Pharmaceutical Co. Ltd.	2,539	27,416
	Daewon San Up Co. Ltd.	61,406	291,536
*	Daewoo Engineering & Construction Co. Ltd.	947,932	2,611,872
	Daewoong Co. Ltd.	25,220	342,867
*	Dahaam E-Tec Co. Ltd.	3,535	0
#	Daihan Pharmaceutical Co. Ltd.	14,428	296,263
	Daishin Securities Co. Ltd.	140,416	1,590,858
	Daol Investment & Securities Co. Ltd.	180,886	415,001
	Daou Data Corp.	20,417	183,323
	Daou Technology, Inc.	131,192	1,866,049
*	Dasan Networks, Inc.	24,393	66,819
	DB Financial Investment Co. Ltd.	171,696	527,915
	DB Insurance Co. Ltd.	140,428	9,850,300
*	DB, Inc.	95,178	98,597
	Deutsch Motors, Inc.	76,569	288,114
	Device ENG Co. Ltd.	2,161	26,522
	DGB Financial Group, Inc.	843,384	5,151,678
	DI Dong Il Corp.	25,485	468,976
	Display Tech Co. Ltd.	36,701	130,784
	DL E&C Co. Ltd.	189,086	5,068,835
#	DL Holdings Co. Ltd.	67,601	2,594,066
	DMS Co. Ltd.	66,846	303,978
	DN Automotive Corp.	7,846	473,508
	Dong A Eltek Co. Ltd.	26,028	191,466
	Dong-A Socio Holdings Co. Ltd.	8,075	643,989
	Dong-A ST Co. Ltd.	1,635	79,600
	Dongbang Transport Logistics Co. Ltd.	26,070	41,322
	Dongbu Corp.	32,375	120,707
	Dongkuk CM Co. Ltd.	97,951	484,376

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Holdings Co. Ltd.	62,797	$380,348
	Dongkuk Industries Co. Ltd.	47,920	248,282
	Dongkuk Steel Mill Co. Ltd.	177,472	1,506,667
	Dongsung Chemical Co. Ltd.	152,915	508,035
	Dongwha Pharm Co. Ltd.	61,635	388,003
	Dongwon Development Co. Ltd.	204,968	399,069
	Dongwon F&B Co. Ltd.	16,192	454,559
	Dongyang E&P, Inc.	28,974	423,980
	Doosan Bobcat, Inc.	233,044	8,709,999
	Doosan Co. Ltd.	16,787	1,833,725
	DoubleUGames Co. Ltd.	31,456	992,860
*	Duksan Hi-Metal Co. Ltd.	31,358	165,727
	DY Corp.	89,127	371,488
	DY POWER Corp.	23,114	218,002
	Eagon Industrial Ltd.	32,386	128,548
	Easy Holdings Co. Ltd.	220,385	522,430
	EBEST Investment & Securities Co. Ltd.	3,604	12,955
* ††	Eco Volt Co. Ltd.	29,352	21,192
	Ecoplastic Corp.	45,007	149,041
	Elentec Co. Ltd.	12,115	68,480
	E-MART, Inc.	60,575	2,778,078
	ENF Technology Co. Ltd.	11,289	226,361
#	Eugene Corp.	279,760	719,986
	Eugene Investment & Securities Co. Ltd.	189,279	593,782
	Eusu Holdings Co. Ltd.	64,565	262,668
	Fila Holdings Corp.	78,387	2,307,524
	Fursys, Inc.	20,360	555,088
*	GAEASOFT	9,468	51,594
*	Gaon Cable Co. Ltd.	15,587	554,145
*	Gemvaxlink Co. Ltd.	96,580	211,693
	Geumhwa PSC Co. Ltd.	976	19,807
	GOLFZON Co. Ltd.	3,572	200,989
	Golfzon Newdin Holdings Co. Ltd.	111,701	310,973
	Gradiant Corp.	9,901	115,948
	Green Cross Corp.	622	51,104
	Green Cross Holdings Corp.	8,748	101,193
*	GS Engineering & Construction Corp.	119,822	1,420,385
	GS Global Corp.	240,697	427,575
	GS Holdings Corp.	235,917	7,627,606
	GS Retail Co. Ltd.	147,230	2,110,502
	Gwangju Shinsegae Co. Ltd.	19,015	427,860
	Haitai Confectionery & Foods Co. Ltd.	8,876	33,990
	Hana Financial Group, Inc.	1,106,230	46,657,236
	Handok, Inc.	19,195	191,730
#	Handsome Co. Ltd.	77,889	1,102,841
	Hanil Cement Co. Ltd.	3,609	34,076
	Hanil Holdings Co. Ltd.	81,808	746,871
	Hanjin Transportation Co. Ltd.	45,583	684,363
	Hankook Tire & Technology Co. Ltd.	261,350	11,089,674
	HanmiGlobal Co. Ltd.	12,570	147,251
	Hansae Co. Ltd.	1,354	21,078
	Hanshin Construction Co. Ltd.	24,641	118,847
	Hansol Holdings Co. Ltd.	143,273	291,527
*	Hansol HomeDeco Co. Ltd.	355,808	195,102
	Hansol Paper Co. Ltd.	80,542	626,985
	Hansol Technics Co. Ltd.	152,097	612,994
	Hanwha Corp.	155,940	3,060,205
*	Hanwha Galleria Corp.	338,132	340,157
	Hanwha General Insurance Co. Ltd.	85,465	310,824

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Investment & Securities Co. Ltd.	370,242	$900,437
	Hanwha Life Insurance Co. Ltd.	1,004,542	2,130,832
	Hanwha Solutions Corp.	324,705	5,909,699
	Hanyang Eng Co. Ltd.	53,693	786,715
	Hanyang Securities Co. Ltd.	48,595	371,771
	Harim Holdings Co. Ltd.	217,823	1,034,927
	HB Technology Co. Ltd.	150,024	378,581
	HD Hyundai Co. Ltd.	170,315	8,245,453
	HD Hyundai Construction Equipment Co. Ltd.	67,332	2,647,184
*	HD Hyundai Energy Solutions Co. Ltd.	6,156	105,218
	HD Hyundai Infracore Co. Ltd.	426,178	2,535,444
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	121,930	11,512,198
	HDC Holdings Co. Ltd.	22,409	141,939
#	HDC Hyundai Development Co-Engineering & Construction, Class E	137,571	1,744,773
	HDC Hyundai Engineering Plastics Co. Ltd.	53,930	164,906
*	Heungkuk Fire & Marine Insurance Co. Ltd.	31,376	99,012
	Hitejinro Holdings Co. Ltd.	41,023	269,292
	HK inno N Corp.	4,476	125,033
*	HL D&I Halla Corp.	114,646	166,659
	HL Holdings Corp.	30,387	744,500
	HL Mando Co. Ltd.	97,161	2,740,143
#	HMM Co. Ltd.	724,591	8,272,747
	HS Industries Co. Ltd.	25,835	76,459
*	Huneed Technologies.	2,929	14,574
	Huons Global Co. Ltd.	21,089	325,319
	Husteel Co. Ltd.	26,633	88,770
*	Huvis Corp.	37,536	99,732
	Hwa Shin Co. Ltd.	33,037	258,231
	Hwangkum Steel & Technology Co. Ltd.	48,647	238,682
	Hwaseung Enterprise Co. Ltd.	14,896	101,097
	HwaSung Industrial Co. Ltd.	34,966	252,034
	Hy-Lok Corp.	39,093	764,943
	Hyosung Corp.	12,647	549,168
	Hyosung TNC Corp.	2,211	585,820
*	Hyundai BNG Steel Co. Ltd.	29,193	456,423
	Hyundai Corp.	34,368	424,886
	Hyundai Corp. Holdings, Inc.	31,933	251,846
	Hyundai Department Store Co. Ltd.	69,795	2,640,044
	Hyundai Engineering & Construction Co. Ltd.	242,262	6,171,670
	Hyundai Futurenet Co. Ltd.	91,305	307,223
	Hyundai GF Holdings	361,926	1,263,885
	Hyundai Glovis Co. Ltd.	65,645	8,593,597
	Hyundai Green Food	9,841	86,435
	Hyundai Home Shopping Network Corp.	13,542	533,733
*	Hyundai Livart Furniture Co. Ltd.	59,455	326,746
	Hyundai Marine & Fire Insurance Co. Ltd.	233,124	5,262,552
	Hyundai Mobis Co. Ltd.	138,385	22,639,687
	Hyundai Motor Co.	482,676	86,821,774
	Hyundai Motor Securities Co. Ltd.	88,206	566,549
	Hyundai Steel Co.	333,076	7,734,329
	Hyundai Wia Corp.	71,583	2,979,676
	HyVision System, Inc.	4,415	67,371
	IDIS Holdings Co. Ltd.	25,924	192,262
	Iljin Holdings Co. Ltd.	91,947	284,523
	Ilshin Spinning Co. Ltd.	78,231	508,336
	Ilsung Pharmaceuticals Co. Ltd.	29,215	419,163
	iMarketKorea, Inc.	88,543	540,204
	Industrial Bank of Korea	1,115,796	11,217,686
	Innocean Worldwide, Inc.	56,939	933,838

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	INTOPS Co. Ltd.	41,391	$794,071
	Inzi Controls Co. Ltd.	8,200	44,990
	IS Dongseo Co. Ltd.	61,006	1,179,202
	JASTECH Ltd.	17,210	108,825
	JB Financial Group Co. Ltd.	536,006	5,142,896
	JC Chemical Co. Ltd.	34,169	154,178
	Jinsung T.E.C.	12,557	88,837
	JS Corp.	2,527	34,358
# *	Kakao Games Corp.	51,970	811,631
	Kangnam Jevisco Co. Ltd.	19,813	397,596
	Kangwon Land, Inc.	166,911	1,844,391
	KAON Group Co. Ltd.	13,748	55,307
#	KB Financial Group, Inc., ADR	1,814,985	97,954,740
	KC Co. Ltd.	39,745	628,281
	KC Tech Co. Ltd.	7,419	194,515
	KCC Corp.	16,239	2,939,566
	KCC Glass Corp.	59,922	1,735,345
	KCTC	13,529	39,879
	KEPCO Plant Service & Engineering Co. Ltd.	20,902	530,361
	KG Chemical Corp.	78,026	320,521
	KG Eco Solution Co. Ltd.	24,292	157,758
* ††	KG Mobility Co.	19,018	84,231
#	Kginicis Co. Ltd.	13,945	116,124
	KGMobilians Co. Ltd.	15,820	57,192
	KH Vatec Co. Ltd.	4,557	50,587
	Kia Corp.	1,118,017	94,721,269
	KISCO Corp.	58,802	504,220
	KISCO Holdings Co. Ltd.	32,652	541,089
	KISWIRE Ltd.	58,470	1,085,189
#	KIWOOM Securities Co. Ltd.	61,284	5,819,737
	Kolmar Holdings Co. Ltd.	9,587	58,335
	Kolon Corp.	33,714	398,960
	Kolon Global Corp.	7,001	42,669
	Kolon Industries, Inc.	91,721	2,640,127
	Kolon Mobility Group Corp.	75,401	182,296
	Kolon Plastic, Inc.	3,558	18,518
	Komelon Corp.	29,152	179,894
	Korea Alcohol Industrial Co. Ltd.	70,875	543,410
	Korea Asset In Trust Co. Ltd.	256,587	570,819
*	Korea Circuit Co. Ltd.	33,579	383,138
	Korea Electric Terminal Co. Ltd.	30,397	1,409,730
	Korea Export Packaging Industrial Co. Ltd.	18,130	35,461
	Korea Investment Holdings Co. Ltd.	146,899	7,100,145
*	Korea Line Corp.	871,544	1,125,756
	Korea Movenex Co. Ltd.	128,248	470,863
	Korea Petrochemical Ind Co. Ltd.	11,561	1,133,506
	Korea Real Estate Investment & Trust Co. Ltd.	560,777	410,983
	Korea United Pharm, Inc.	14,976	265,870
	Korea Zinc Co. Ltd.	7,151	2,382,098
	Korean Air Lines Co. Ltd.	486,053	7,329,759
	Korean Reinsurance Co.	654,643	3,869,375
	Kortek Corp.	52,428	301,566
	KPX Chemical Co. Ltd.	12,798	420,271
	KSS LINE Ltd.	82,545	493,081
*	Kt alpha Co. Ltd.	2,802	10,318
	KT Skylife Co. Ltd.	95,413	384,268
	KT&G Corp.	17,534	1,129,817
	KTCS Corp.	53,409	123,046
	Ktis Corp.	133,157	274,413

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdong Oil & Chemicals Co. Ltd.	26,930	$75,990
*	Kumho HT, Inc.	168,166	73,405
	Kumho Petrochemical Co. Ltd.	50,295	5,002,462
*	Kumho Tire Co., Inc.	305,190	1,545,323
*	KUMHOE&C Co. Ltd.	7,074	21,665
	Kumkang Kind Co. Ltd.	87,340	343,035
	Kwang Dong Pharmaceutical Co. Ltd.	106,455	524,508
*	KX Hitech Co. Ltd.	81,334	78,343
	Kyeryong Construction Industrial Co. Ltd.	39,211	389,407
	Kyobo Securities Co. Ltd.	105,324	381,989
	Kyung Dong Navien Co. Ltd.	11,906	511,940
	Kyungbang Co. Ltd.	61,163	337,059
*	LB Semicon, Inc.	20,582	108,622
	LEADCORP, Inc.	81,748	316,337
	LF Corp.	98,637	1,099,156
	LG Chem Ltd.	100,498	28,877,918
	LG Corp.	267,026	15,235,950
# *	LG Display Co. Ltd., ADR	2,556,527	10,328,369
	LG Electronics, Inc.	506,987	33,766,379
	LG H&H Co. Ltd.	15,177	4,572,949
	LG HelloVision Co. Ltd.	109,778	267,355
	LG Innotek Co. Ltd.	36,659	5,827,047
	LG Uplus Corp.	1,051,547	7,468,610
	Lotte Chemical Corp.	58,547	4,524,356
	Lotte Chilsung Beverage Co. Ltd.	12,127	1,109,588
	Lotte Corp.	93,211	1,857,928
	Lotte Energy Materials Corp.	4,710	153,208
	LOTTE Fine Chemical Co. Ltd.	84,305	2,736,357
	LOTTE Himart Co. Ltd.	33,695	234,103
*	Lotte Non-Life Insurance Co. Ltd.	332,180	831,410
	Lotte Rental Co. Ltd.	11,193	219,594
	Lotte Shopping Co. Ltd.	36,552	1,832,702
#	Lotte Wellfood Co. Ltd.	8,405	813,354
	LS Corp.	63,826	6,306,494
*	Lumens Co. Ltd.	176,326	142,289
*	LVMC Holdings	287,236	582,925
	LX Hausys Ltd.	28,062	872,521
	LX Holdings Corp.	153,703	774,001
	LX International Corp.	149,044	2,998,984
	Maeil Dairies Co. Ltd.	7,598	223,120
*	ME2ON Co. Ltd.	15,585	29,659
	Mediana Co. Ltd.	7,025	31,288
#	MegaStudy Co. Ltd.	43,791	351,937
	Meritz Financial Group, Inc.	10,431	596,393
	Mgame Corp.	6,897	26,889
	Mi Chang Oil Industrial Co. Ltd.	4,014	227,719
*	Mirae Asset Life Insurance Co. Ltd.	298,377	1,075,829
	Mirae Asset Securities Co. Ltd.	910,278	4,961,089
	MK Electron Co. Ltd.	81,910	693,037
*	Mobase Electronics Co. Ltd.	63,859	86,080
	Moorim P&P Co. Ltd.	125,039	280,625
	Moorim Paper Co. Ltd.	71,115	109,802
	Motonic Corp.	51,452	306,055
	MS Autotech Co. Ltd.	42,246	140,102
	Muhak Co. Ltd.	15,148	56,311
	Namyang Dairy Products Co. Ltd.	1,728	644,707
	Nature Holdings Co. Ltd.	12,245	125,074
	NAVER Corp.	27,938	3,685,006
*	Neowiz Holdings Corp.	19,890	282,311

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Nepes Ark Corp.	1,236	$25,329
# * Ω	Netmarble Corp.	53,765	2,152,728
	Nexen Corp.	116,843	360,947
	Nexen Tire Corp.	181,319	1,218,216
	NH Investment & Securities Co. Ltd., Class C	507,699	4,563,496
	NHN Corp.	81,520	1,391,148
	NI Steel Co. Ltd.	15,879	53,150
	NICE Holdings Co. Ltd.	15,181	134,796
	Nice Information & Telecommunication, Inc.	10,953	177,158
	NICE Total Cash Management Co. Ltd., Class C	7,446	31,867
	Nong Shim Holdings Co. Ltd.	11,334	545,363
#	Nong Woo Bio Co. Ltd.	21,556	124,790
	NongShim Co. Ltd.	8,019	2,302,571
	NOROO Paint & Coatings Co. Ltd.	54,335	370,014
	NOVAREX Co. Ltd.	25,829	193,026
	NPC	66,175	246,393
	OCI Co. Ltd.	25,583	1,731,719
	OCI Holdings Co. Ltd.	56,461	3,846,814
	Orion Corp.	4,349	291,052
#	Orion Holdings Corp.	115,054	1,223,004
* ††	Osung Advanced Materials Co. Ltd.	238,329	239,637
	Ottogi Corp.	4,379	1,316,373
	Pan Ocean Co. Ltd.	1,286,716	3,803,996
	Pan-Pacific Co. Ltd.	24,063	29,283
	Paradise Co. Ltd.	99,659	1,079,660
#	Partron Co. Ltd.	143,090	827,332
	PHA Co. Ltd.	46,943	380,466
	Polaris AI Pharma Corp.	22,481	148,384
	Poongsan Corp.	88,816	4,150,110
	Poongsan Holdings Corp.	42,592	936,067
#	POSCO Holdings, Inc., Sponsored ADR	752,158	53,816,905
	POSCO Holdings, Inc.	58,373	16,851,165
	Posco International Corp.	9,907	326,748
	POSCO Steeleon Co. Ltd.	3,364	111,917
	Rayence Co. Ltd.	15,304	95,025
*	RFTech Co. Ltd.	49,408	138,010
	Sajo Industries Co. Ltd.	12,362	327,726
	Sajodaerim Corp.	10,562	290,403
	Sam Young Electronics Co. Ltd.	52,218	413,017
	Sambo Corrugated Board Co. Ltd.	31,268	236,797
	Sambo Motors Co. Ltd.	29,524	110,509
	Samho Development Co. Ltd.	108,856	261,086
	SAMHWA Paints Industrial Co. Ltd.	68,665	389,122
	Samick Musical Instruments Co. Ltd.	260,656	242,221
	Samji Electronics Co. Ltd.	15,508	102,900
*	Samkee Corp.	38,245	52,266
	Sammok S-Form Co. Ltd.	26,629	378,006
#	SAMPYO Cement Co. Ltd.	165,855	351,990
	Samsung C&T Corp.	187,367	20,204,400
	Samsung Card Co. Ltd.	106,008	2,985,993
	Samsung Electronics Co. Ltd.	3,630,212	201,791,281
	Samsung Fire & Marine Insurance Co. Ltd.	54,265	12,145,894
	Samsung Life Insurance Co. Ltd.	208,367	13,129,799
	Samsung SDS Co. Ltd.	5,699	654,697
	Samsung Securities Co. Ltd.	218,225	5,969,739
	SAMT Co. Ltd.	129,105	341,697
	Samyang Corp.	12,340	449,796
	Samyang Holdings Corp.	20,956	1,054,987
	Samyang Tongsang Co. Ltd.	7,531	272,183

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Sangsangin Co. Ltd.	23,169	$55,069
	Saramin Co. Ltd.	960	12,469
	SAVEZONE I&C Corp.	65,701	113,224
	SeAH Besteel Holdings Corp.	84,469	1,350,770
	SeAH Holdings Corp.	4,354	348,374
	SeAH Steel Corp.	5,976	591,292
	SeAH Steel Holdings Corp.	8,469	1,414,862
	Sebang Co. Ltd.	51,264	445,650
	Sebang Global Battery Co. Ltd.	30,660	2,252,799
	Seegene, Inc.	28,464	454,274
	Sejong Industrial Co. Ltd.	79,108	337,370
	Sekonix Co. Ltd.	11,013	59,867
	Sempio Co.	1,814	65,481
	Seohan Co. Ltd.	460,494	290,755
	Seoul Semiconductor Co. Ltd.	27,306	192,484
	SEOWONINTECH Co. Ltd.	6,241	26,131
	Seoyon Co. Ltd.	61,121	410,618
	Seoyon E-Hwa Co. Ltd.	77,705	1,022,556
	SFA Engineering Corp.	4,199	77,925
	SGC Energy Co. Ltd.	19,790	351,997
	Shin Heung Energy & Electronics Co. Ltd.	18,945	139,982
#	Shindaeyang Paper Co. Ltd.	79,366	326,277
	Shinhan Financial Group Co. Ltd.	709,922	23,851,444
#	Shinhan Financial Group Co. Ltd., ADR	993,611	33,534,371
	Shinsegae Food Co. Ltd.	1,562	41,080
	Shinsegae Information & Communication Co. Ltd.	8,706	70,411
	Shinsegae International, Inc.	35,346	456,353
	Shinsegae, Inc.	33,139	3,968,438
	Shinsung Tongsang Co. Ltd.	11,144	14,661
*	Shinyoung Securities Co. Ltd.	25,871	1,266,030
	Silla Co. Ltd.	36,116	228,600
	Simmtech Holdings Co. Ltd.	23,148	42,107
	SIMPAC, Inc.	112,228	339,875
	Sindoh Co. Ltd.	24,916	664,406
	Sinil Pharm Co. Ltd.	23,655	121,175
	SK Chemicals Co. Ltd.	15,978	694,400
	SK D&D Co. Ltd.	5,241	46,017
	SK Discovery Co. Ltd.	54,980	1,803,299
*	SK Eternix Co. Ltd.	7,844	113,455
	SK Gas Ltd.	6,891	821,419
*	SK Innovation Co. Ltd.	164,963	13,086,745
	SK Networks Co. Ltd.	524,544	1,904,106
	SK Securities Co. Ltd.	1,628,890	706,498
	SK, Inc.	133,375	15,893,291
	SL Corp.	64,147	1,546,721
	SNT Dynamics Co. Ltd.	49,889	568,885
	SNT Holdings Co. Ltd.	35,428	577,344
	SNT Motiv Co. Ltd.	42,825	1,429,253
	S-Oil Corp.	161,540	8,433,931
*	Solborn, Inc.	19,961	66,538
	Songwon Industrial Co. Ltd.	42,555	441,058
	Soulbrain Holdings Co. Ltd.	15,819	651,150
	Spigen Korea Co. Ltd.	7,426	163,039
*	Sugentech, Inc.	17,672	69,693
	Suheung Co. Ltd.	12,964	206,209
	Sung Kwang Bend Co. Ltd.	91,464	754,024
*	Sungchang Enterprise Holdings Ltd.	256,533	369,190
	Sungshin Cement Co. Ltd.	89,238	570,104
	Sungwoo Hitech Co. Ltd.	298,139	2,016,867

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sunjin Co. Ltd.	49,238	$258,498
*	Suprema, Inc.	3,215	55,913
	SurplusGLOBAL, Inc.	4,256	10,973
*	SY Co. Ltd.	36,627	124,187
	Tae Kyung Industrial Co. Ltd.	64,197	279,418
#	Taekwang Industrial Co. Ltd.	1,494	721,161
	Taekyung BK Co. Ltd.	9,137	36,352
* ††	Taewoong Co. Ltd.	70,580	1,134,256
*	Thinkware Systems Corp.	13,421	149,755
	TK Corp.	38,960	348,849
	TKG Huchems Co. Ltd.	19,007	271,197
	Tongyang Life Insurance Co. Ltd.	203,730	781,419
	Tongyang, Inc.	227,596	151,699
*	Top Engineering Co. Ltd.	67,035	326,615
	Tovis Co. Ltd.	15,505	212,350
	TS Corp.	219,521	503,638
*	TY Holdings Co. Ltd.	92,436	260,451
	TYM Corp.	40,251	140,744
	Ubivelox, Inc.	3,128	22,967
	Uju Electronics Co. Ltd.	13,511	195,552
	Unid Co. Ltd.	15,727	1,088,764
	Uniquest Corp.	6,203	30,993
	Unitrontech Co. Ltd.	9,857	40,412
	Value Added Technology Co. Ltd.	7,205	152,920
*	Viatron Technologies, Inc.	19,971	127,196
	Vitzro Tech Co. Ltd.	22,530	139,220
	Webzen, Inc.	8,101	95,229
	Whanin Pharmaceutical Co. Ltd.	30,699	313,561
	WiSoL Co. Ltd.	77,038	494,724
*	Wonik Holdings Co. Ltd.	210,118	537,873
#	Wonik Materials Co. Ltd.	14,917	386,390
*	Woongjin Thinkbig Co. Ltd.	131,944	204,656
*	Wooree Bio Co. Ltd.	65,964	121,310
	Woori Financial Group, Inc.	2,109,635	21,618,973
#	Woorison F&G Co. Ltd.	86,772	92,237
	Y G-1 Co. Ltd.	70,151	293,068
	Y-entec Co. Ltd.	43,424	225,948
	Yoosung Enterprise Co. Ltd.	98,733	191,071
	Young Poong Corp.	1,950	572,868
	Young Poong Precision Corp.	53,659	462,781
	Youngone Corp.	119,395	3,304,009
	Youngone Holdings Co. Ltd.	26,091	1,603,170
	Yuanta Securities Korea Co. Ltd.	417,958	837,019
	YuHwa Securities Co. Ltd.	130,435	212,163
	Zinus, Inc.	15,441	140,446

TOTAL SOUTH KOREA			1,342,427,542

TAIWAN — (18.8%)
	ABC Taiwan Electronics Corp.	14,690	9,000
	Abico Avy Co. Ltd.	586,364	490,201
#	Ability Enterprise Co. Ltd.	1,079,330	1,340,839
#	AcBel Polytech, Inc.	2,700,000	3,282,233
#	Acer, Inc.	9,846,109	13,547,785
#	ACES Electronic Co. Ltd.	564,778	702,199
*	Acon Holding, Inc.	45,000	14,416
	Acter Group Corp. Ltd.	138,000	881,646
#	Action Electronics Co. Ltd.	259,000	157,586
	Adda Corp.	43,000	45,500
#	Adlink Technology, Inc.	82,000	162,928

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Advanced International Multitech Co. Ltd.	469,000	$1,080,884
# *	Advanced Optoelectronic Technology, Inc.	543,000	448,012
	Advancetek Enterprise Co. Ltd.	65,000	115,590
	AEON Motor Co. Ltd.	67,000	64,818
#	AGV Products Corp.	1,831,211	678,483
	Airmate Cayman International Co. Ltd.	53,084	26,134
*	ALI Corp.	162,000	113,880
#	Alltek Technology Corp.	359,120	381,044
#	Alpha Networks, Inc.	1,013,086	1,006,974
#	Altek Corp.	1,387,365	1,650,242
	Ambassador Hotel	1,311,000	2,779,774
	Ampire Co. Ltd.	17,000	20,852
#	AMPOC Far-East Co. Ltd.	321,000	971,791
	AmTRAN Technology Co. Ltd.	3,336,388	1,559,850
#	Anji Technology Co. Ltd.	39,000	44,759
	Apacer Technology, Inc.	522,210	1,076,397
	APCB, Inc.	740,000	463,855
	Apex Biotechnology Corp.	163,000	168,191
	Apex International Co. Ltd.	662,263	841,035
	Apex Science & Engineering	94,386	39,525
	Arcadyan Technology Corp.	556,000	2,931,238
#	Ardentec Corp.	2,214,058	4,944,865
	Argosy Research, Inc.	25,000	122,591
#	ASE Technology Holding Co. Ltd.	13,906,000	62,557,482
	Asia Cement Corp.	7,836,589	10,510,487
#	Asia Electronic Material Co. Ltd.	272,000	179,193
	Asia Optical Co., Inc.	626,000	1,226,147
*	Asia Plastic Recycling Holding Ltd.	671,942	156,886
#	Asia Polymer Corp.	2,200,530	1,308,473
	Asia Tech Image, Inc.	68,000	150,217
	Asia Vital Components Co. Ltd.	29,487	581,660
#	ASolid Technology Co. Ltd.	16,000	38,675
#	Asustek Computer, Inc.	2,194,000	28,769,356
	Aten International Co. Ltd.	7,000	17,315
#	Audix Corp.	399,332	876,913
	AUO Corp., ADR	3,042,820	16,583,369
#	Avalue Technology, Inc.	107,000	400,973
#	AVer Information, Inc.	129,000	190,681
#	Avermedia Technologies	109,600	123,125
#	Axiomtek Co. Ltd.	185,000	486,130
# *	Azurewave Technologies, Inc.	37,000	49,776
*	Bank of Kaohsiung Co. Ltd.	3,947,895	1,404,958
	Basso Industry Corp.	283,000	361,463
#	BenQ Materials Corp.	577,000	610,733
#	BES Engineering Corp.	7,377,443	3,996,343
#	Bin Chuan Enterprise Co. Ltd.	239,000	175,313
# *	Biostar Microtech International Corp.	827,055	513,999
	Bizlink Holding, Inc.	487,000	3,430,854
	Bright Led Electronics Corp.	539,000	330,438
	Brightek Optoelectronic Co. Ltd.	44,000	59,534
	Brighton-Best International Taiwan, Inc.	92,000	98,317
#	Browave Corp.	187,000	606,537
	C Sun Manufacturing Ltd.	18,540	75,619
	Cameo Communications, Inc.	1,053,712	309,637
	Capital Securities Corp.	8,324,158	6,341,916
#	Career Technology MFG. Co. Ltd.	1,386,824	843,864
#	Carnival Industrial Corp.	691,007	241,327
#	Caswell, Inc.	203,000	709,209
	Catcher Technology Co. Ltd.	1,957,000	13,072,126

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Cathay Chemical Works	284,000	$419,297
#	Cathay Financial Holding Co. Ltd.	23,968,201	37,063,330
#	Cathay Real Estate Development Co. Ltd.	2,926,694	3,437,837
#	Cayman Engley Industrial Co. Ltd.	110,000	195,012
#	CCP Contact Probes Co. Ltd.	29,000	40,576
#	Celxpert Energy Corp.	450,304	343,619
	Center Laboratories, Inc.	306,214	408,049
*	Central Reinsurance Co. Ltd.	1,026,148	852,389
#	Chain Chon Industrial Co. Ltd.	673,419	278,523
# *	ChainQui Construction Development Co. Ltd.	571,393	445,222
*	Champion Building Materials Co. Ltd.	1,207,445	412,949
	Chang Hwa Commercial Bank Ltd.	17,471,252	9,769,411
	Chang Wah Electromaterials, Inc.	329,000	450,937
#	Channel Well Technology Co. Ltd.	230,000	530,375
#	Chant Sincere Co. Ltd.	24,000	52,564
	Charoen Pokphand Enterprise	99,600	324,202
#	CHC Healthcare Group.	551,000	939,129
	CHC Resources Corp.	17,000	34,011
#	Chen Full International Co. Ltd.	293,000	362,246
	Cheng Loong Corp.	4,361,659	3,906,006
#	Cheng Mei Materials Technology Corp.	1,386,880	566,755
	Cheng Shin Rubber Industry Co. Ltd.	7,199,000	10,393,408
	Cheng Uei Precision Industry Co. Ltd.	2,041,635	2,906,778
#	Chenming Electronic Technology Corp.	385,000	858,249
	Chia Chang Co. Ltd.	635,000	890,325
	Chia Hsin Cement Corp.	2,597,114	1,467,005
	Chian Hsing Forging Industrial Co. Ltd.	45,100	40,805
	Chicony Electronics Co. Ltd.	132,000	817,160
#	Chien Kuo Construction Co. Ltd.	857,797	646,218
	Chien Shing Harbour Service Co. Ltd.	24,496	35,721
#	China Airlines Ltd.	13,804,353	8,840,291
	China Bills Finance Corp.	3,514,000	1,644,870
#	China Chemical & Pharmaceutical Co. Ltd.	1,198,264	806,655
	China Container Terminal Corp.	51,000	35,524
*	China Development Financial Holding Corp.	57,705,205	24,123,297
#	China Electric Manufacturing Corp.	1,125,432	590,959
#	China General Plastics Corp.	1,217,585	682,553
	China Glaze Co. Ltd.	526,799	412,760
# *	China Man-Made Fiber Corp.	6,645,014	1,560,317
	China Metal Products	1,365,969	1,986,322
	China Motor Corp.	1,050,099	4,599,700
# *	China Petrochemical Development Corp.	14,189,068	4,893,464
	China Steel Corp.	44,325,320	33,767,989
#	China Wire & Cable Co. Ltd.	434,600	588,723
#	Chinese Maritime Transport Ltd.	388,270	544,226
	Ching Feng Home Fashions Co. Ltd.	42,025	32,281
#	Chin-Poon Industrial Co. Ltd.	2,049,815	2,583,500
#	Chipbond Technology Corp.	2,427,000	5,647,249
	ChipMOS Technologies, Inc.	2,725,085	3,815,305
	ChipMOS Technologies, Inc., ADR	23,484	654,962
	Chong Hong Construction Co. Ltd.	179,000	703,512
	Chun YU Works & Co. Ltd.	834,750	618,262
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,604,519
#	Chung Hwa Chemical Industrial Works Ltd.	57,000	52,171
#	Chung Hwa Pulp Corp.	1,942,353	1,374,401
††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	63,000	89,005
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	93,233
	CKM Applied Materials Corp.	40,000	47,166

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Clevo Co.	1,452,000	$1,877,378
# *	CMC Magnetics Corp.	3,942,019	1,625,949
#	CoAsia Electronics Corp.	320,663	287,589
#	Collins Co. Ltd.	641,224	399,062
#	Compal Electronics, Inc.	16,744,332	18,264,027
#	Compeq Manufacturing Co. Ltd.	4,924,000	11,600,273
#	Compucase Enterprise.	57,000	132,473
# *	Concord Securities Co. Ltd.	2,251,489	1,107,813
#	Continental Holdings Corp.	2,142,540	2,498,699
#	Contrel Technology Co. Ltd.	714,000	796,557
#	Coremax Corp.	149,000	296,624
	Coretronic Corp.	1,592,800	5,013,646
	Co-Tech Development Corp.	228,000	454,034
	Coxon Precise Industrial Co. Ltd.	434,000	225,353
	CTBC Financial Holding Co. Ltd.	74,608,073	77,869,822
	CTCI Corp.	1,139,000	1,805,718
	CviLux Corp.	121,000	160,953
#	Cyberlink Corp.	91,000	247,619
# *	CyberTAN Technology, Inc.	799,000	526,448
#	DA CIN Construction Co. Ltd.	1,298,063	2,300,547
	Da-Li Development Co. Ltd.	78,500	152,307
	Darfon Electronics Corp.	808,000	1,562,458
#	Darwin Precisions Corp.	2,051,635	1,062,887
	De Licacy Industrial Co. Ltd.	103,880	42,720
#	Depo Auto Parts Ind Co. Ltd.	538,000	3,245,728
	Dimerco Express Corp.	220,000	631,982
#	D-Link Corp.	2,938,068	1,607,110
	Donpon Precision, Inc.	24,000	19,178
	Dyaco International, Inc.	34,117	32,159
#	Dynamic Holding Co. Ltd.	652,873	1,359,045
#	Dynapack International Technology Corp.	750,000	2,234,541
	E.Sun Financial Holding Co. Ltd.	28,012,630	23,539,069
#	Eastech Holding Ltd.	109,000	374,101
*	Eastern Media International Corp.	217,000	131,316
	Edimax Technology Co. Ltd.	897,902	401,071
#	Edison Opto Corp.	543,250	399,233
#	Edom Technology Co. Ltd.	988,350	707,626
#	Elite Advanced Laser Corp.	948,000	1,831,836
#	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,526,946
#	Emerging Display Technologies Corp.	273,000	263,420
††	ENG Electric Co. Ltd.	11,999	50
	Ennoconn Corp.	411,599	4,116,065
# *	Ennostar, Inc.	2,645,210	3,470,217
#	EnTie Commercial Bank Co. Ltd.	2,417,232	1,046,829
#	Eson Precision Ind Co. Ltd.	324,000	553,936
#	Eternal Materials Co. Ltd.	2,370,487	2,299,493
	Eva Airways Corp.	11,359,355	12,350,310
*	Everest Textile Co. Ltd.	1,979,813	479,868
	Evergreen International Storage & Transport Corp.	2,563,000	2,645,250
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	22,845,109
#	Evergreen Steel Corp.	663,000	3,015,743
#	Everlight Chemical Industrial Corp.	1,098,950	682,766
	Everlight Electronics Co. Ltd.	2,239,000	4,324,770
# *	Everspring Industry Co. Ltd.	116,000	46,828
*	Evertop Wire Cable Corp.	132,000	106,157
	Excel Cell Electronic Co. Ltd.	37,000	26,536
#	Excelsior Medical Co. Ltd.	554,665	1,550,024
	Far Eastern Department Stores Ltd.	4,119,445	4,286,855
	Far Eastern International Bank	12,472,978	5,867,660

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern New Century Corp.	13,226,528	$13,194,017
	Far EasTone Telecommunications Co. Ltd.	243,397	603,725
	Farcent Enterprise Co. Ltd.	11,000	19,019
#	Farglory F T Z Investment Holding Co. Ltd.	331,760	590,138
#	Farglory Land Development Co. Ltd.	1,437,264	3,233,392
#	Feedback Technology Corp.	139,000	516,973
	Feng Hsin Steel Co. Ltd.	101,000	218,073
	First Financial Holding Co. Ltd.	30,338,955	25,433,831
#	First Hi-Tec Enterprise Co. Ltd.	11,000	34,194
	First Hotel	918,857	435,507
#	First Insurance Co. Ltd.	1,382,064	896,054
# *	First Steamship Co. Ltd.	3,487,042	827,564
	FIT Holding Co. Ltd.	536,150	733,687
#	Fitipower Integrated Technology, Inc.	397,550	2,983,460
	Fittech Co. Ltd.	31,000	50,071
	FLEXium Interconnect, Inc.	1,453,000	4,069,187
#	Forcecon Tech Co. Ltd.	135,000	682,151
# *	Forest Water Environment Engineering Co. Ltd.	21,400	29,185
#	Formosa Advanced Technologies Co. Ltd.	968,000	1,090,177
	Formosa Chemicals & Fibre Corp.	7,119,000	12,099,745
#	Formosa Laboratories, Inc.	630,478	1,949,140
#	Formosa Petrochemical Corp.	1,064,000	2,351,270
	Formosa Plastics Corp.	9,924,000	20,849,688
#	Formosa Taffeta Co. Ltd.	3,150,511	2,209,706
	Formosan Rubber Group, Inc.	1,162,761	952,978
#	Formosan Union Chemical	1,809,843	1,085,072
#	Founding Construction & Development Co. Ltd.	1,012,418	830,552
#	Foxconn Technology Co. Ltd.	3,114,142	5,869,472
	Foxsemicon Integrated Technology, Inc.	291,000	2,684,266
#	Franbo Lines Corp.	209,392	128,020
	Froch Enterprise Co. Ltd.	1,037,734	607,339
#	FSP Technology, Inc.	793,292	1,499,005
	Fu Chun Shin Machinery Manufacture Co. Ltd.	121,097	63,907
#	Fu Hua Innovation Co. Ltd.	1,354,890	1,394,634
	Fubon Financial Holding Co. Ltd.	25,483,365	53,910,530
	Fulgent Sun International Holding Co. Ltd.	429,000	1,585,495
#	Fullerton Technology Co. Ltd.	529,200	368,597
#	Fulltech Fiber Glass Corp.	1,954,964	1,084,710
	Fusheng Precision Co. Ltd.	40,000	343,211
#	Fwusow Industry Co. Ltd.	1,241,194	733,208
#	G Shank Enterprise Co. Ltd.	821,107	1,866,313
	Gamania Digital Entertainment Co. Ltd.	402,000	946,050
#	Gemtek Technology Corp.	1,877,962	1,905,493
	General Interface Solution Holding Ltd.	947,000	1,773,247
#	Genius Electronic Optical Co. Ltd.	349,000	4,691,346
#	Getac Holdings Corp.	785,065	2,516,895
	Giant Manufacturing Co. Ltd.	749,000	5,010,873
#	Giantplus Technology Co. Ltd.	1,722,100	687,216
#	Gigabyte Technology Co. Ltd.	123,287	1,111,850
#	Global Brands Manufacture Ltd.	1,520,154	3,394,374
#	Global Lighting Technologies, Inc.	160,000	306,169
	Global Mixed Mode Technology, Inc.	29,000	255,426
	Global PMX Co. Ltd.	10,000	31,092
	Global View Co. Ltd.	53,000	48,802
# *	Globe Union Industrial Corp.	1,309,126	739,842
#	Gloria Material Technology Corp.	2,164,116	3,591,513
#	GMI Technology, Inc.	60,221	85,288
#	Goldsun Building Materials Co. Ltd., Class C	4,563,171	6,723,877
#	Good Will Instrument Co. Ltd.	241,746	351,919

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gordon Auto Body Parts	350,000	$365,133
#	Gourmet Master Co. Ltd.	367,000	1,022,272
# *	Grand Fortune Securities Co. Ltd.	950,929	466,480
#	Grand Pacific Petrochemical	5,603,018	2,318,983
	Grape King Bio Ltd.	95,000	456,097
	Great China Metal Industry	842,000	620,804
	Great Wall Enterprise Co. Ltd.	2,508,236	4,399,124
	Greatek Electronics, Inc.	721,000	1,347,300
	Group Up Industrial Co. Ltd.	21,000	117,205
#	GTM Holdings Corp.	622,900	635,155
#	Hannstar Board Corp.	1,630,488	2,788,568
*	HannStar Display Corp.	5,060,435	1,601,041
# *	HannsTouch Holdings Co.	2,944,001	726,994
#	Hanpin Electron Co. Ltd.	286,000	412,270
#	Harvatek Corp.	770,553	562,663
	Heran Co. Ltd.	10,000	35,156
	Hey Song Corp.	1,745,500	2,262,715
	Hi-Clearance, Inc.	4,296	18,523
*	Highlight Tech Corp.	30,000	54,844
#	Highwealth Construction Corp.	3,479,055	4,730,019
#	Hiroca Holdings Ltd.	321,000	328,341
#	Hitron Technology, Inc.	179,000	165,316
	Hiwin Technologies Corp.	483,000	3,415,521
#	Hiyes International Co. Ltd.	19,000	113,331
#	Ho Tung Chemical Corp.	4,467,475	1,227,781
#	Hocheng Corp.	1,108,066	658,070
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	607,720
	Holy Stone Enterprise Co. Ltd.	356,800	1,062,006
	Hon Hai Precision Industry Co. Ltd.	42,212,192	200,944,704
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	1,190,067
#	Hong TAI Electric Industrial	1,260,000	1,418,368
	Hong YI Fiber Industry Co.	753,000	397,518
	Horizon Securities Co. Ltd.	145,820	58,251
#	Hota Industrial Manufacturing Co. Ltd.	613,000	1,023,499
	Hsin Kuang Steel Co. Ltd.	679,000	1,220,194
	Hsing TA Cement Co.	862,614	529,291
*	HTC Corp.	70,000	91,093
#	Hu Lane Associate, Inc.	99,000	470,872
	HUA ENG Wire & Cable Co. Ltd.	371,035	409,652
*	Hua Jung Components Co. Ltd.	45,000	19,278
	Hua Nan Financial Holdings Co. Ltd., Class C	25,857,692	18,731,898
	Huaku Development Co. Ltd.	901,000	4,588,946
	Huang Hsiang Construction Corp.	127,000	226,268
	Hung Ching Development & Construction Co. Ltd.	857,468	1,492,595
	Hung Sheng Construction Ltd.	1,724,269	1,443,792
	Huxen Corp.	173,281	283,462
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	32,208
#	Hwacom Systems, Inc.	345,000	219,207
*	IBF Financial Holdings Co. Ltd.	13,194,796	5,891,061
#	Ichia Technologies, Inc.	1,160,260	1,176,408
#	I-Chiun Precision Industry Co. Ltd.	441,000	987,182
*	Ideal Bike Corp.	94,000	30,530
#	IEI Integration Corp.	500,200	1,208,720
#	Infortrend Technology, Inc.	1,013,000	662,177
	Info-Tek Corp.	62,000	83,294
	Innolux Corp.	29,525,854	12,840,814
#	Inpaq Technology Co. Ltd.	417,930	1,085,992
#	Integrated Service Technology, Inc.	352,570	1,556,949
	IntelliEPI, Inc.	5,000	9,824

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	International CSRC Investment Holdings Co.	3,996,166	$2,199,653
#	Inventec Corp.	3,771,277	6,049,949
	Iron Force Industrial Co. Ltd.	89,000	266,576
#	ITE Technology, Inc.	406,479	2,065,671
	ITEQ Corp.	668,000	2,227,130
#	Jarllytec Co. Ltd.	109,000	739,127
#	Jean Co. Ltd.	583,445	559,407
#	Jess-Link Products Co. Ltd.	273,500	1,200,061
	Jetway Information Co. Ltd.	50,000	68,074
	Jiin Yeeh Ding Enterprise Co. Ltd.	76,000	131,495
*	Jinli Group Holdings Ltd.	760,532	237,720
	Johnson Health Tech Co. Ltd.	60,000	153,116
	Joinsoon Electronics Manufacturing Co. Ltd.	112,000	74,368
#	K Laser Technology, Inc.	785,601	622,901
	Kaimei Electronic Corp.	250,400	484,758
#	Kaulin Manufacturing Co. Ltd.	565,656	233,464
	Kedge Construction Co. Ltd.	27,324	86,491
#	KEE TAI Properties Co. Ltd.	1,141,000	557,859
#	Kenda Rubber Industrial Co. Ltd.	1,251,409	1,276,433
	Kerry TJ Logistics Co. Ltd.	76,000	98,697
	Kindom Development Co. Ltd.	1,887,000	3,259,169
	King Chou Marine Technology Co. Ltd.	268,100	322,298
	King Yuan Electronics Co. Ltd.	2,567,805	7,471,805
	King’s Town Bank Co. Ltd.	4,091,012	7,044,901
*	King’s Town Construction Co. Ltd.	437,380	731,675
#	Kinko Optical Co. Ltd.	681,756	519,754
	Kinpo Electronics.	5,886,375	2,636,411
	Kinsus Interconnect Technology Corp.	1,496,000	4,357,937
	KMC Kuei Meng International, Inc.	34,000	151,833
	Ko Ja Cayman Co. Ltd.	95,000	147,198
#	KS Terminals, Inc.	285,000	660,911
# *	Kung Sing Engineering Corp.	2,331,875	1,011,660
#	Kuo Toong International Co. Ltd.	494,808	1,266,083
*	Kuo Yang Construction Co. Ltd.	199,000	173,057
#	Kwong Fong Industries Corp.	481,649	198,099
	Kwong Lung Enterprise Co. Ltd.	229,000	419,407
#	KYE Systems Corp.	1,182,909	690,480
#	L&K Engineering Co. Ltd.	425,303	3,508,735
*	LAN FA Textile	985,713	368,224
	Lanner Electronics, Inc.	71,000	206,509
	Largan Precision Co. Ltd.	300,000	19,997,380
#	Laser Tek Taiwan Co. Ltd.	129,000	247,059
#	Laster Tech Corp. Ltd.	354,000	462,589
# *	Lealea Enterprise Co. Ltd.	3,801,898	1,112,526
#	LEE CHI Enterprises Co. Ltd.	891,900	450,137
#	Lelon Electronics Corp.	342,000	788,477
*	Li Peng Enterprise Co. Ltd.	2,274,381	564,834
	Lida Holdings Ltd.	316,680	295,564
	Lien Hwa Industrial Holdings Corp.	1,918,465	3,907,778
	Ligitek Electronics Co. Ltd.	105,000	76,984
#	Lingsen Precision Industries Ltd.	1,924,480	1,315,834
	Lite-On Technology Corp.	4,470,738	13,531,939
	Liton Technology Corp.	52,000	59,394
*	Long Bon International Co. Ltd.	855,880	467,304
	Long Da Construction & Development Corp.	273,000	395,963
	Longchen Paper & Packaging Co. Ltd.	4,127,859	1,972,446
#	Longwell Co.	468,000	1,123,698
#	Loyalty Founder Enterprise Co., Ltd.	47,000	59,576
	Lu Hai Holding Corp.	51,700	50,695

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lucky Cement Corp.	775,000	$402,843
	Lumax International Corp. Ltd.	17,000	56,754
*	Lung Yen Life Service Corp.	71,000	95,884
	Macauto Industrial Co. Ltd.	109,000	236,823
	Machvision, Inc.	18,000	257,212
#	Macronix International Co. Ltd.	9,388,605	7,924,360
	Marketech International Corp.	95,000	458,828
#	Mayer Steel Pipe Corp.	597,456	726,180
	Maywufa Co. Ltd.	182,070	144,018
	Mega Financial Holding Co. Ltd.	20,005,551	24,515,027
*	Mercuries & Associates Holding Ltd.	2,434,771	1,055,341
# *	Mercuries Life Insurance Co. Ltd.	4,212,869	740,414
	Merida Industry Co. Ltd.	181,000	1,300,573
	Merry Electronics Co. Ltd.	944,000	3,490,188
#	METAAGE Corp.	125,000	217,937
	Micro-Star International Co. Ltd.	187,000	909,889
	Mildef Crete, Inc.	99,000	305,463
#	MIN AIK Technology Co. Ltd.	200,600	172,287
#	Mirle Automation Corp.	114,000	169,719
#	Mitac Holdings Corp.	2,487,682	3,434,423
#	MOSA Industrial Corp.	277,007	190,899
	Motech Industries, Inc.	502,000	409,481
#	MPI Corp.	210,000	2,818,522
	MSSCORPS Co. Ltd.	38,000	165,921
#	Nak Sealing Technologies Corp.	44,000	174,295
	Namchow Holdings Co. Ltd.	371,000	692,674
	Nan Liu Enterprise Co. Ltd.	9,000	19,516
	Nan Pao Resins Chemical Co. Ltd.	116,000	1,260,574
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	286,131
	Nan Ya Plastics Corp.	14,787,000	25,676,205
#	Nan Ya Printed Circuit Board Corp.	303,000	1,725,268
#	Nang Kuang Pharmaceutical Co. Ltd.	35,000	48,620
	Nantex Industry Co. Ltd.	282,000	288,601
#	Nanya Technology Corp.	3,847,000	7,764,952
	National Aerospace Fasteners Corp.	17,000	58,310
	Netronix, Inc.	25,000	82,695
*	New Era Electronics Co. Ltd.	168,000	421,193
#	Nexcom International Co. Ltd.	82,000	131,271
	Nichidenbo Corp.	256,000	475,464
	Nien Hsing Textile Co. Ltd.	623,061	396,646
#	Niko Semiconductor Co. Ltd.	125,520	195,608
	Nishoku Technology, Inc.	194,000	850,641
	O-Bank Co. Ltd.	3,069,604	938,763
*	Ocean Plastics Co. Ltd.	108,000	128,689
#	Orient Semiconductor Electronics Ltd.	1,041,670	2,019,499
	Oriental Union Chemical Corp.	40,000	21,276
	O-TA Precision Industry Co. Ltd.	6,000	16,243
#	Pacific Construction Co.	1,755,452	687,607
#	Paiho Shih Holdings Corp.	211,843	132,413
	Pan German Universal Motors Ltd.	29,000	294,455
#	Pan Jit International, Inc.	405,100	700,442
#	Pan Ram International Corp.	137,000	193,127
#	Pan-International Industrial Corp.	2,067,444	2,165,657
*	PChome Online, Inc.	344,061	331,802
#	PCL Technologies, Inc.	121,000	269,216
	Pegatron Corp.	9,540,998	28,455,305
#	Pegavision Corp.	18,000	288,115
	Phison Electronics Corp.	142,000	3,031,161
#	Phoenix Silicon International Corp.	85,000	143,506

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Pixart Imaging, Inc.	270,000	$1,303,078
	Plastron Precision Co. Ltd.	125,156	65,031
# *	Plotech Co. Ltd.	522,000	274,339
	Posiflex Technology, Inc.	62,000	228,079
	Pou Chen Corp.	8,873,550	9,821,869
# *	Powerchip Semiconductor Manufacturing Corp.	10,437,000	7,292,087
	Powertech Technology, Inc.	2,286,000	12,173,793
	Powertip Technology Corp.	56,000	26,615
	President Securities Corp.	4,203,263	3,559,433
#	Primax Electronics Ltd.	1,899,000	5,629,155
#	Prince Housing & Development Corp.	5,765,018	2,245,651
#	Promate Electronic Co. Ltd.	368,000	966,860
#	Prosperity Dielectrics Co. Ltd.	198,000	270,186
#	Qisda Corp.	5,564,171	7,030,901
	QST International Corp.	18,143	41,281
	Qualipoly Chemical Corp.	290,593	357,138
	Quang Viet Enterprise Co. Ltd.	25,000	82,773
	Quanta Computer, Inc.	28,000	219,751
#	Quanta Storage, Inc.	650,000	1,774,891
#	Quintain Steel Co. Ltd.	1,403,247	654,437
#	Radiant Opto-Electronics Corp.	1,869,000	11,395,136
# *	Radium Life Tech Co. Ltd.	3,487,700	1,273,188
#	Rechi Precision Co. Ltd.	702,000	596,635
*	Rexon Industrial Corp. Ltd.	35,000	54,035
*	Rich Development Co. Ltd.	2,783,054	1,113,847
*	Ritek Corp.	3,656,449	855,412
* ††	Roo Hsing Co. Ltd.	739,000	80,421
	Ruentex Development Co. Ltd.	3,752,900	4,415,611
	Ruentex Industries Ltd.	2,435,385	4,491,273
	Sampo Corp.	1,851,340	1,649,154
	San Fang Chemical Industry Co. Ltd.	69,000	64,444
#	San Far Property Ltd.	1,393,560	1,581,610
	Sanyang Motor Co. Ltd.	1,837,624	4,733,236
	Scan-D Corp.	33,000	42,464
	SDI Corp.	69,000	222,167
#	Sea Sonic Electronics Co. Ltd.	42,000	106,663
	Senao International Co. Ltd.	33,000	39,469
	Sercomm Corp.	239,000	904,217
#	Sesoda Corp.	787,279	765,178
	Shanghai Commercial & Savings Bank Ltd.	5,844,566	8,323,905
	Shan-Loong Transportation Co. Ltd.	436,000	363,299
	Sharehope Medicine Co. Ltd.	198,345	195,042
#	Sheng Yu Steel Co. Ltd.	611,000	547,736
#	ShenMao Technology, Inc.	164,000	323,854
#	Shieh Yih Machinery Industry Co. Ltd.	143,000	154,335
#	Shih Her Technologies, Inc.	260,000	857,119
#	Shih Wei Navigation Co. Ltd.	1,511,271	930,977
#	Shihlin Electric & Engineering Corp.	420,000	3,751,126
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	39,010
# *	Shin Kong Financial Holding Co. Ltd.	42,065,909	11,116,271
	Shin Ruenn Development Co. Ltd.	47,000	118,502
#	Shin Zu Shing Co. Ltd.	734,842	3,901,994
# *	Shining Building Business Co. Ltd.	1,507,368	565,171
	Shinkong Insurance Co. Ltd.	882,412	2,610,402
	Shinkong Synthetic Fibers Corp.	6,366,754	3,341,782
# *	Shuttle, Inc.	1,693,015	925,346
	Sigurd Microelectronics Corp.	2,351,231	5,316,297
	Silicon Power Computer & Communications, Inc.	16,000	17,850
	Silitech Technology Corp.	26,878	31,980

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co. Ltd.	184,000	$2,457,165
	Sincere Navigation Corp.	1,484,242	1,182,933
#	Singatron Enterprise Co. Ltd.	56,000	55,206
	Sinher Technology, Inc.	303,000	312,460
	Sinmag Equipment Corp.	16,000	76,141
	Sinon Corp.	1,847,877	2,300,276
	SinoPac Financial Holdings Co. Ltd.	42,338,351	28,483,771
	Sinphar Pharmaceutical Co. Ltd.	37,000	41,982
	Sinyi Realty, Inc.	77,000	78,349
#	Sirtec International Co. Ltd.	414,200	455,137
#	Siward Crystal Technology Co. Ltd.	722,875	714,341
	Soft-World International Corp.	108,000	483,240
#	Solar Applied Materials Technology Corp.	607,000	825,213
#	Solomon Technology Corp.	511,000	1,584,592
	Solteam, Inc.	62,742	93,527
	Song Shang Electronics Co. Ltd.	82,000	55,531
#	Southeast Cement Co. Ltd.	901,700	558,443
#	Speed Tech Corp.	324,000	622,564
#	Spirox Corp.	356,563	837,555
	Sports Gear Co. Ltd.	5,000	13,347
	St. Shine Optical Co. Ltd.	78,000	448,268
	Standard Chemical & Pharmaceutical Co. Ltd.	103,000	199,633
#	Sun Yad Construction Co. Ltd.	180,813	112,533
	Sunny Friend Environmental Technology Co. Ltd.	7,000	21,887
	Sunplus Technology Co. Ltd.	416,000	394,930
	Sunrex Technology Corp.	638,108	1,203,150
	Sunspring Metal Corp.	566,569	506,494
	Supreme Electronics Co. Ltd.	2,166,507	5,837,827
#	Swancor Holding Co. Ltd.	210,000	964,093
	Sweeten Real Estate Development Co. Ltd.	913,840	1,096,564
#	Symtek Automation Asia Co. Ltd.	119,000	463,484
#	Syncmold Enterprise Corp.	435,000	1,231,387
#	Synmosa Biopharma Corp.	413,000	488,603
#	Synnex Technology International Corp.	4,727,550	11,555,323
# *	Sysgration	34,000	36,045
	Systex Corp.	368,000	1,406,998
	T3EX Global Holdings Corp.	460,000	1,440,353
	TA Chen Stainless Pipe	3,077,392	3,465,483
#	Ta Ya Electric Wire & Cable	852,000	1,484,597
	Tah Hsin Industrial Corp.	324,701	711,318
	TA-I Technology Co. Ltd.	180,500	259,097
# *	Tai Tung Communication Co. Ltd.	559,077	374,220
	Taichung Commercial Bank Co. Ltd.	26,013,629	14,123,464
	TaiDoc Technology Corp.	187,000	886,212
#	Taiflex Scientific Co. Ltd.	922,960	1,455,727
	Taimide Tech, Inc.	199,000	266,333
#	Tainan Enterprises Co. Ltd.	338,183	347,514
#	Tainan Spinning Co. Ltd.	5,783,485	3,499,206
#	Tai-Saw Technology Co. Ltd.	158,000	129,693
	Taishin Financial Holding Co. Ltd.	43,556,670	23,980,985
#	Taita Chemical Co. Ltd.	607,394	286,938
#	TAI-TECH Advanced Electronics Co. Ltd.	128,000	488,467
	Taiwan Business Bank	23,281,281	12,087,382
#	Taiwan Cement Corp.	19,141,110	18,814,722
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	363,904
	Taiwan Cooperative Financial Holding Co. Ltd.	22,955,278	18,447,494
	Taiwan Fertilizer Co. Ltd.	2,433,000	4,875,075
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	1,132,755
	Taiwan FU Hsing Industrial Co. Ltd.	693,000	1,142,570

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Glass Industry Corp.	4,173,982	$2,193,829
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,219,932	5,944,231
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	859,670
††	Taiwan Land Development Corp.	4,185,322	64,588
#	Taiwan Line Tek Electronic	18,000	18,284
#	Taiwan Navigation Co. Ltd.	1,131,000	1,288,878
	Taiwan Paiho Ltd.	1,068,000	2,083,962
#	Taiwan PCB Techvest Co. Ltd.	1,421,946	1,749,425
	Taiwan Sakura Corp.	16,000	44,133
#	Taiwan Semiconductor Co. Ltd.	260,000	578,203
	Taiwan Shin Kong Security Co. Ltd.	224,390	285,317
	Taiwan Steel Union Co. Ltd.	8,000	24,541
#	Taiwan Styrene Monomer	450,000	182,068
	Taiwan Surface Mounting Technology Corp.	1,330,991	4,863,365
# *	Taiwan TEA Corp.	2,309,092	1,590,607
#	Taiwan Union Technology Corp.	630,000	3,533,700
#	Taiyen Biotech Co. Ltd.	569,217	595,944
# *	Tatung Co. Ltd.	4,848,000	9,696,372
	TBI Motion Technology Co. Ltd.	9,000	9,011
	TCI Co. Ltd.	120,000	530,785
#	Te Chang Construction Co. Ltd.	98,260	230,418
#	Teco Electric & Machinery Co. Ltd.	5,055,725	8,589,624
	Tera Autotech Corp.	24,863	21,568
	Test Research, Inc.	399,000	1,293,675
	Test Rite International Co. Ltd.	1,140,266	729,897
*	Tex-Ray Industrial Co. Ltd.	359,000	133,316
	Thermaltake Technology Co. Ltd.	32,000	41,096
#	Thinking Electronic Industrial Co. Ltd.	218,000	1,052,197
	Thye Ming Industrial Co. Ltd.	270,600	619,901
#	Ton Yi Industrial Corp.	3,835,600	1,758,717
#	Tong Hsing Electronic Industries Ltd.	883,480	3,976,297
	Tong Yang Industry Co. Ltd.	1,842,000	6,705,270
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	752,566
	Top Union Electronics Corp.	197,973	209,003
	Topco Scientific Co. Ltd.	130,000	993,671
	Topco Technologies Corp.	18,000	43,041
	Topkey Corp.	198,000	1,194,499
#	Topoint Technology Co. Ltd.	663,459	604,009
	Toung Loong Textile Manufacturing	104,040	83,373
#	TPK Holding Co. Ltd.	1,827,000	2,141,544
	Transcend Information, Inc.	121,000	347,360
	Tripod Technology Corp.	1,372,000	8,230,258
	Tsang Yow Industrial Co. Ltd.	34,000	30,015
#	Tsann Kuen Enterprise Co. Ltd.	181,182	205,456
	TSC Auto ID Technology Co. Ltd.	35,199	245,318
#	TSRC Corp.	756,000	558,457
	TST Group Holding Ltd.	6,000	20,410
	Tung Ho Steel Enterprise Corp.	2,842,593	6,385,432
	Tung Ho Textile Co. Ltd.	23,000	14,525
#	Tung Thih Electronic Co. Ltd.	42,000	145,422
#	TURVO International Co. Ltd.	57,000	228,923
	TXC Corp.	1,163,000	3,990,066
#	TYC Brother Industrial Co. Ltd.	866,723	1,326,441
# *	Tycoons Group Enterprise	1,678,515	629,393
*	Tyntek Corp.	1,448,097	775,558
	Ubright Optronics Corp.	43,000	75,823
#	UDE Corp.	353,000	684,595
	U-Ming Marine Transport Corp.	1,985,000	3,300,389
#	Unic Technology Corp.	219,000	154,951

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Unimicron Technology Corp.	942,000	$5,209,282
#	Union Bank of Taiwan	11,609,836	5,483,334
*	Union Insurance Co. Ltd.	23,000	22,598
	Unitech Computer Co. Ltd.	477,739	531,771
#	Unitech Printed Circuit Board Corp.	3,306,346	2,645,967
#	United Microelectronics Corp.	42,425,681	65,183,765
	United Orthopedic Corp.	260,000	796,416
	United Radiant Technology	20,000	11,230
#	United Renewable Energy Co. Ltd.	497,000	184,218
††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	47,558
#	Universal Cement Corp.	2,278,960	2,454,444
#	UPC Technology Corp.	3,688,598	1,553,731
	USI Corp.	4,178,827	2,030,837
#	Usun Technology Co. Ltd.	128,100	126,555
#	U-Tech Media Corp.	335,000	230,782
	Utechzone Co. Ltd.	11,000	30,389
	UVAT Technology Co. Ltd.	43,000	66,667
#	Vanguard International Semiconductor Corp.	1,521,000	3,985,775
	Ve Wong Corp.	912,806	1,398,561
#	Ventec International Group Co. Ltd., Class C	143,000	368,033
*	Victory New Materials Ltd. Co.	583,687	179,715
#	Viking Tech Corp.	149,000	217,423
#	Wafer Works Corp.	1,394,000	1,683,475
	Wah Hong Industrial Corp.	406,516	453,469
	Wah Lee Industrial Corp.	862,100	3,319,449
#	Walsin Lihwa Corp.	10,054,972	11,357,718
#	Walsin Technology Corp.	1,386,000	4,698,267
#	Walton Advanced Engineering, Inc.	1,262,853	692,067
#	Wan Hai Lines Ltd.	2,524,000	3,920,440
	Wei Chuan Foods Corp.	466,000	270,933
	Weikeng Industrial Co. Ltd.	2,081,490	2,183,047
	Well Shin Technology Co. Ltd.	444,080	826,208
#	WELLELL, Inc.	134,000	115,269
#	Wha Yu Industrial Co. Ltd.	238,000	119,771
	Win Semiconductors Corp.	762,000	3,386,671
#	Winbond Electronics Corp.	13,448,077	10,665,141
	Winmate, Inc.	28,000	126,402
#	Winstek Semiconductor Co. Ltd.	247,000	985,676
††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,926,364	4,025,138
#	Wistron Corp.	5,498,343	18,826,654
#	Wistron Information Technology & Services Corp.	84,659	355,590
	Wistron NeWeb Corp.	722,474	3,315,408
	Wonderful Hi-Tech Co. Ltd.	56,000	65,542
	WPG Holdings Ltd.	5,767,284	15,576,420
#	WT Microelectronics Co. Ltd.	2,255,104	10,294,911
#	WUS Printed Circuit Co. Ltd.	711,668	1,066,785
#	Xxentria Technology Materials Corp.	245,400	549,790
	Ya Horng Electronic Co. Ltd.	22,000	41,525
	Yageo Corp.	1,175,019	22,412,896
#	Yang Ming Marine Transport Corp.	6,595,000	10,543,986
#	YC INOX Co. Ltd.	1,861,446	1,451,702
	YCC Parts Manufacturing Co. Ltd.	21,000	49,534
	Yea Shin International Development Co. Ltd.	1,067,990	1,424,298
	Yem Chio Co. Ltd.	2,519,746	1,615,091
	Yen Sun Technology Corp.	100,000	193,582
# *	Yeong Guan Energy Technology Group Co. Ltd.	386,820	566,788
	YFC-Boneagle Electric Co. Ltd.	35,449	25,784

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	YFY, Inc.	4,660,847	$4,433,338
#	Yi Jinn Industrial Co. Ltd.	1,140,142	874,170
	Yieh Phui Enterprise Co. Ltd.	3,835,178	1,810,048
#	Young Fast Optoelectronics Co. Ltd.	432,000	764,263
#	Youngtek Electronics Corp.	596,047	1,365,849
	Yuanta Financial Holding Co. Ltd.	39,747,131	37,284,227
	Yuen Chang Stainless Steel Co. Ltd., Class C	161,000	81,533
#	Yulon Motor Co. Ltd.	3,055,350	6,409,602
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	520,947
	YungShin Global Holding Corp.	279,000	418,218
#	Zeng Hsing Industrial Co. Ltd.	142,358	432,552
#	Zenitron Corp.	940,000	1,021,582
	Zero One Technology Co. Ltd.	633,391	1,448,806
#	Zhen Ding Technology Holding Ltd.	3,471,000	12,285,851
#	Zig Sheng Industrial Co. Ltd.	1,869,352	854,390
# *	Zinwell Corp.	1,001,000	613,483
	Zippy Technology Corp.	75,000	124,257
#	Zyxel Group Corp.	1,233,793	1,560,373

TOTAL TAIWAN			2,054,234,910

THAILAND — (1.7%)
	AAPICO Hitech PCL, NVDR	85,550	49,631
	AAPICO Hitech PCL	1,078,747	625,825
*	Absolute Clean Energy PCL	333,200	12,497
	AP Thailand PCL	10,861,130	3,165,143
	Bangchak Corp. PCL	5,064,000	5,739,018
	Bangkok Bank PCL	3,293,353	12,174,565
	Bangkok Bank PCL, NVDR	259,600	959,665
	Bangkok Commercial Asset Management PCL	2,244,200	602,531
	Bangkok Insurance PCL	166,628	1,312,881
*	Bangkok Land PCL	50,838,996	932,826
	Bangkok Life Assurance PCL, NVDR	409,800	199,039
*	Bangkok Ranch PCL	1,174,500	81,765
	Banpu PCL	27,896,133	4,177,645
#	Berli Jucker PCL	3,580,300	2,366,901
	BG Container Glass PCL	161,900	30,362
	Cal-Comp Electronics Thailand PCL, Class F	15,573,721	949,720
	Charoen Pokphand Foods PCL	16,489,200	8,809,664
*	Country Group Development PCL	12,272,400	112,591
	CP Axtra PCL	231,700	203,191
*	Demco PCL	1,393,600	154,176
	Eastern Water Resources Development & Management PCL, Class F	752,100	71,029
#	GFPT PCL	1,937,000	674,239
	Global Green Chemicals PCL, Class F	503,800	108,074
	ICC International PCL	2,067,400	2,858,992
	Indorama Ventures PCL	3,939,523	2,540,599
	Interlink Communication PCL	142,500	26,339
#	IRPC PCL	33,170,700	1,763,256
*	Italian-Thai Development PCL	13,494,290	265,808
	Kasikornbank PCL	66,100	232,759
	Kasikornbank PCL, NVDR	843,501	2,970,234
#	Khon Kaen Sugar Industry PCL	8,302,207	533,169
#	Kiatnakin Phatra Bank PCL	834,400	1,170,772
	Krung Thai Bank PCL	9,614,300	4,358,344
	Lalin Property PCL	204,200	41,049
	Lanna Resources PCL	386,600	147,087
	LH Financial Group PCL	6,930,046	181,385
#	LPN Development PCL	6,296,502	591,253
	MCS Steel PCL	252,300	54,463

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Millcon Steel PCL	4,487,450	$20,585
	Northeast Rubber PCL	2,094,488	313,665
#	Origin Property PCL, Class F	1,154,465	221,174
	Polyplex Thailand PCL	1,575,025	405,869
	Precious Shipping PCL	3,836,550	812,653
	Property Perfect PCL	42,601,635	287,383
	Pruksa Holding PCL	3,578,400	1,120,060
	PTT Exploration & Production PCL	2,535,200	10,705,850
	PTT Global Chemical PCL	6,147,241	6,095,820
	PTT PCL	45,410,900	41,355,042
	Quality Houses PCL	20,846,247	1,226,250
	Regional Container Lines PCL	1,242,900	690,873
	Rojana Industrial Park PCL	3,265,173	682,814
	S Hotels & Resorts PCL	3,086,126	204,853
	Saha Pathana Inter-Holding PCL	2,248,100	4,185,615
	Saha Pathanapibul PCL	1,052,533	1,789,249
	Saha-Union PCL	1,568,500	1,237,955
	Sansiri PCL	66,481,166	3,049,595
	SC Asset Corp. PCL	7,378,853	752,619
	SCB X PCL	2,427,600	6,976,239
	Sena Development PCL	1,331,366	104,181
	Siam Cement PCL	1,645,000	11,052,482
	Siam City Cement PCL	191,589	718,588
	Siamgas & Petrochemicals PCL	444,700	92,396
#	Sino-Thai Engineering & Construction PCL	3,443,578	994,233
	Somboon Advance Technology PCL	1,292,800	572,097
	SPCG PCL	1,807,900	551,249
	Sri Trang Agro-Industry PCL	1,871,859	883,905
	Sri Trang Gloves Thailand PCL	936,500	233,746
	Srithai Superware PCL	5,665,600	192,624
# *	Star Petroleum Refining PCL	5,446,687	1,175,755
*	STP & I PCL	4,073,600	351,741
	Supalai PCL	6,362,600	3,399,338
*	Super Energy Corp. PCL	81,316,109	680,194
	Susco PCL	1,152,200	124,361
	Syntec Construction PCL	4,987,100	242,223
	Thai Oil PCL	3,763,074	5,533,932
	Thai Stanley Electric PCL, NVDR	19,100	111,838
	Thai Stanley Electric PCL, Class F	170,100	995,998
	Thai Union Group PCL, Class F	9,749,100	3,919,633
	Thai Wacoal PCL	69,500	59,308
	Thai Wah PCL, Class F	204,900	21,120
	Thanachart Capital PCL	797,000	1,053,778
	Thitikorn PCL	342,400	43,793
	Thoresen Thai Agencies PCL	6,485,076	1,102,428
	TKS Technologies PCL	139,600	30,512
	TMBThanachart Bank PCL	75,230,296	3,674,227
	TPI Polene PCL	33,681,040	1,245,090
	TPI Polene Power PCL	8,550,451	765,988
*	True Corp. PCL	15,775,478	3,362,825
	TTCL PCL	150,400	14,123
	Unique Engineering & Construction PCL	651,300	55,183
	Univentures PCL	1,009,800	55,585
	WHA Corp. PCL	446,600	60,254

TOTAL THAILAND			186,857,378

TURKEY — (1.1%)
	Akbank TAS	13,964,212	25,702,412
	Aksa Enerji Uretim AS	422,371	501,361

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Alarko Holding AS	134,630	$483,868
*	Albaraka Turk Katilim Bankasi AS	7,059,701	1,091,805
*	Anadolu Anonim Turk Sigorta Sirketi	13,895	38,644
	Anadolu Efes Biracilik Ve Malt Sanayii AS	274,188	1,544,736
	Bera Holding AS	2,334,418	1,368,611
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,256	97,548
	Dogan Sirketler Grubu Holding AS	5,962,650	2,682,490
	Dogus Otomotiv Servis ve Ticaret AS	42,309	370,633
	Enka Insaat ve Sanayi AS	3,990,881	4,728,761
	Eregli Demir ve Celik Fabrikalari TAS	3,274,578	4,345,822
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	966,033	741,923
	GSD Holding AS	3,960,272	534,587
*	Is Finansal Kiralama AS	167,780	59,939
	KOC Holding AS	3,107,089	21,684,672
*	Kordsa Teknik Tekstil AS	121,173	374,566
*	Menderes Tekstil Sanayi ve Ticaret AS	51,336	20,883
*	NET Holding AS	413,056	394,747
	Pinar SUT Mamulleri Sanayii AS	8,063	23,627
	Sekerbank Turk AS	4,834,647	724,122
*	TAV Havalimanlari Holding AS	614,036	4,160,174
	Tekfen Holding AS	899,303	1,438,813
*	Turk Hava Yollari AO	2,077,903	20,900,234
	Turkcell Iletisim Hizmetleri AS	718,541	1,788,843
#	Turkiye Garanti Bankasi AS	1,244,905	3,178,414
#	Turkiye Is Bankasi AS, Class C	17,081,002	7,226,987
*	Turkiye Sinai Kalkinma Bankasi AS	4,619,379	1,397,333
	Turkiye Sise ve Cam Fabrikalari AS	3,138,085	4,874,269
# *	Turkiye Vakiflar Bankasi TAO, Class D	3,685,373	2,232,947
	Ulusoy Un Sanayi ve Ticaret AS	216,106	190,776
*	Vestel Elektronik Sanayi ve Ticaret AS	205,085	528,427
	Yapi ve Kredi Bankasi AS	2,978,448	2,982,540
*	Zorlu Enerji Elektrik Uretim AS	9,312,723	1,900,436

TOTAL TURKEY			120,315,950

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	11,551,897	26,230,710
	Abu Dhabi National Hotels	624,445	108,277
*	Agility Global PLC	7,748,838	2,742,653
	Agthia Group PJSC	527,486	820,116
*	AL Seer Marine Supplies & Equipment Co. LLC	99,975	131,392
	Aldar Properties PJSC	7,717,322	11,468,837
	Amanat Holdings PJSC	3,580,646	1,014,291
*	Amlak Finance PJSC	2,749,713	589,701
	Dana Gas PJSC	18,682,639	3,508,403
	Deyaar Development PJSC	5,090,784	1,039,448
	Dubai Investments PJSC	7,790,046	4,630,612
	Emaar Development PJSC	1,981,606	4,501,729
	Emaar Properties PJSC	25,662,471	57,383,735
	Emirates NBD Bank PJSC	4,783,855	22,152,346
*	EMSTEEL Building Materials PJSC	2,506,306	974,514
*	Eshraq Investments PJSC	2,222,394	193,925
*	Manazel PJSC	1,193,679	123,481
*	Multiply Group PJSC	4,046,310	2,531,482
	RAK Properties PJSC	4,989,126	1,660,648
	Ras Al Khaimah Ceramics	960,945	721,786
*	Shuaa Capital PSC	1,996,407	71,205
*	Union Properties PJSC	3,928,839	459,964

TOTAL UNITED ARAB EMIRATES			143,059,255

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
UNITED KINGDOM — (0.0%)
#	Anglogold Ashanti PLC	55,005	$1,264,565

TOTAL COMMON STOCKS			10,766,810,203

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
	Banco ABC Brasil SA, 6.724%	544,426	2,427,197
*	Banco ABC Brasil SA	19,818	87,285
Ω	Banco BMG SA, 13.443%	147,500	92,887
	Banco Bradesco SA, 7.954%	10,733,810	28,939,903
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	1,012,345	2,456,486
	Banco Pan SA, 2.354%	472,445	831,596
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	200	306
	Eucatex SA Industria e Comercio, 6.080%	297,328	872,642
	Gerdau SA, 7.761%	455,473	1,601,690
	Grazziotin SA, 10.241%	6,731	34,170
	Marcopolo SA, 7.107%	1,671,589	2,121,436
	Petroleo Brasileiro SA, 8.432%	5,630,679	45,565,060
	Randon SA Implementos e Participacoes, 5.442%	403,718	831,134
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	1,413,549	2,153,290

TOTAL BRAZIL			88,015,082

COLOMBIA — (0.1%)
	Grupo Argos SA, 5.088%	321,558	950,822
	Grupo de Inversiones Suramericana SA, 5.666%	774,087	4,562,042

TOTAL COLOMBIA			5,512,864

INDIA — (0.0%)
*	Sundaram Clayton Ltd.	251	33

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	867,908	465,694

TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	601,167	140,794

TOTAL PREFERRED STOCKS			94,134,467

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Grazziotin SA Rights 05/21/2024	241	17
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,947,402	3,751

TOTAL BRAZIL			3,768

INDIA — (0.0%)
*	IIFL Finance Ltd. Rights 05/14/2024	71,221	82,500

THAILAND — (0.0%)
*	Ner W2 Warrants 04/18/2025	349,081	471
*	Power Solution Technologies PCL Rights 05/16/2024	3,438,240	0
*	Power Solution Technologies PCL Warrants 03/11/2025	343,824	0

TOTAL THAILAND			471

TOTAL RIGHTS/WARRANTS			86,739

TOTAL INVESTMENT SECURITIES (Cost $8,674,227,426)			10,861,031,409

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	7,020,581	$81,214,079

TOTAL INVESTMENTS — (100.0%) (Cost $8,755,439,619)			$10,942,245,488

ADR American Depositary Receipt

CP Certificate Participation

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2024, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	06/21/24	$123,811,859	$120,594,600	$(3,217,259)

Total Futures Contracts			$123,811,859	$120,594,600	$(3,217,259)

Summary of the Fund’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$407,313,944	$1,317,081	—	$408,631,025
Chile	—	58,877,907	—	58,877,907
China	127,150,819	2,418,501,934	$16,493,167	2,562,145,920
Colombia	8,375,855	2,629	—	8,378,484
Czech Republic	—	12,191,695	—	12,191,695
Greece	—	53,314,707	—	53,314,707
Hong Kong	—	9,850	1,899	11,749
Hungary	—	24,136,179	—	24,136,179
India	83,155,016	2,060,557,055	1,723,586	2,145,435,657
Indonesia	—	168,833,061	370,345	169,203,406
Kuwait	24,121,593	7,171,962	—	31,293,555
Malaysia	34,662	174,331,383	—	174,366,045
Mexico	314,655,809	7,823,906	—	322,479,715
Philippines	—	82,524,503	6,346	82,530,849
Poland	—	100,250,930	—	100,250,930
Qatar	—	73,642,455	—	73,642,455
Saudi Arabia	1,012,405	420,426,355	—	421,438,760
South Africa	7,176,990	263,144,575	—	270,321,565
South Korea	195,747,840	1,145,169,148	1,510,554	1,342,427,542
Taiwan	17,238,331	2,036,851,520	145,059	2,054,234,910
Thailand	176,302,626	10,554,752	—	186,857,378
Turkey	—	120,315,950	—	120,315,950

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	$459,964	$142,599,291	—	$143,059,255
United Kingdom	1,264,565	—	—	1,264,565
Preferred Stocks
Brazil	87,922,195	92,887	—	88,015,082
Colombia	5,512,864	—	—	5,512,864
India	—	33	—	33
Philippines	—	465,694	—	465,694
Taiwan	—	140,794	—	140,794
Rights/Warrants
Brazil	—	3,768	—	3,768
India	—	82,500	—	82,500
Thailand	—	471	—	471
Securities Lending Collateral	—	81,214,079	—	81,214,079

Total Investments in Securities	$1,457,445,478	$9,464,549,054	$20,250,956<>	$10,942,245,488

Financial Instruments
Liabilities
Futures Contracts**	(3,217,259)	—	—	(3,217,259)

Total Financial Instruments	$(3,217,259)	—	—	$(3,217,259)

**	Valued at the unrealized appreciation/(depreciation) on the investment.
<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.4%)
COMMUNICATION SERVICES — (7.7%)
*	Alphabet, Inc., Class A	157,891	$25,701,497
*	Alphabet, Inc., Class C	133,537	21,985,532
#*	Anterix, Inc.	2,629	82,866
	AT&T, Inc.	210,606	3,557,135
*	Atlanta Braves Holdings, Inc., Class A	363	14,643
*	Atlanta Braves Holdings, Inc., Class C	5,636	210,955
	ATN International, Inc.	3,463	66,074
*	Bandwidth, Inc., Class A	3,555	64,701
*	Bumble, Inc., Class A	8,790	88,779
#	Cable One, Inc.	630	248,126
*	Cardlytics, Inc.	4,280	52,430
*	Cargurus, Inc.	12,627	283,602
*	Cars.com, Inc.	7,957	132,961
#*	Charter Communications, Inc., Class A	14,219	3,639,211
#*	Cinemark Holdings, Inc.	19,740	338,344
	Comcast Corp., Class A	178,241	6,792,765
*	Consolidated Communications Holdings, Inc.	11,459	49,503
*	Cumulus Media, Inc., Class A	11,200	29,456
#*	EchoStar Corp., Class A	14,485	231,615
	Electronic Arts, Inc.	10,581	1,341,882
*	Emerald Holding, Inc.	2,098	12,064
#	Endeavor Group Holdings, Inc., Class A	12,377	326,877
	Entravision Communications Corp., Class A	9,205	19,238
#*	Eventbrite, Inc., Class A	9,003	47,536
*	EW Scripps Co., Class A	11,745	44,161
	Fox Corp., Class A	21,922	679,801
	Fox Corp., Class B	12,464	357,468
#*	Frontier Communications Parent, Inc.	30,219	699,268
*	Gaia, Inc.	4,112	15,913
*	Gannett Co., Inc.	7,700	18,634
»	GCI Liberty, Inc.	11,519	10,418
#*	Gogo, Inc.	19,177	173,744
	Gray Television, Inc.	3,487	20,050
	IDT Corp., Class B	3,200	113,728
*	Integral Ad Science Holding Corp.	19,742	189,326
	Interpublic Group of Cos., Inc.	44,421	1,352,175
	Iridium Communications, Inc.	14,903	458,863
	John Wiley & Sons, Inc., Class A	1,857	69,768
	John Wiley & Sons, Inc., Class B	312	11,265
*	Liberty Broadband Corp., Class A	1,324	66,372
*	Liberty Broadband Corp., Class C	5,558	276,399
*	Liberty Global Ltd., Class A	15,046	239,156
#*	Liberty Global Ltd., Class C	16,703	273,428
*	Liberty Latin America Ltd., Class A	22,700	171,385
*	Liberty Latin America Ltd., Class C	26,706	201,363
*	Liberty Media Corp.-Liberty Formula One, Class A	1,305	81,262
*	Liberty Media Corp.-Liberty Formula One, Class C	14,254	997,352
*	Liberty Media Corp.-Liberty Live, Class A	1,829	65,588
*	Liberty Media Corp.-Liberty Live, Class C	4,562	170,254
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,314	103,795
*	Liberty Media Corp.-Liberty SiriusXM, Class C	4,258	102,447
#*	Lions Gate Entertainment Corp., Class A	39,115	394,670
*	Lions Gate Entertainment Corp., Class B	19,401	182,951

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Live Nation Entertainment, Inc.	9,557	$849,713
#*	Lumen Technologies, Inc.	5,310	6,319
*	Madison Square Garden Entertainment Corp.	4,462	174,687
*	Madison Square Garden Sports Corp.	2,119	393,965
*	Magnite, Inc.	27,185	240,044
#	Marcus Corp.	4,915	64,092
*	Match Group, Inc.	7,824	241,136
	Meta Platforms, Inc., Class A	62,040	26,687,747
*	Netflix, Inc.	6,435	3,543,368
	New York Times Co., Class A	16,868	725,830
	News Corp., Class A	31,776	756,269
	News Corp., Class B	15,297	375,388
	Nexstar Media Group, Inc.	6,119	979,407
#*	Nextdoor Holdings, Inc.	16,974	34,627
	Omnicom Group, Inc.	20,901	1,940,449
*	Ooma, Inc.	2,349	16,584
	Paramount Global, Class A	1,096	22,676
	Paramount Global, Class B	6,813	77,600
*	Pinterest, Inc., Class A	18,404	615,614
*	PubMatic, Inc., Class A	5,859	131,476
#*	QuinStreet, Inc.	8,852	160,133
*	Reading International, Inc., Class A	4,944	8,355
#*	Reservoir Media, Inc.	3,267	29,240
*	ROBLOX Corp., Class A	3,481	123,784
#*	Roku, Inc.	10,806	623,074
	Scholastic Corp.	5,578	198,688
	Shenandoah Telecommunications Co.	9,059	116,136
#	Shutterstock, Inc.	4,844	206,887
#	Sinclair, Inc.	4,666	57,392
#	Sirius XM Holdings, Inc.	105,636	310,570
*	Snap, Inc., Class A	43,176	649,799
#*	Sphere Entertainment Co.	5,531	214,935
	Spok Holdings, Inc.	2,587	39,969
*	Spotify Technology SA	200	56,088
#*	Stagwell, Inc.	9,231	54,924
*	Take-Two Interactive Software, Inc.	8,537	1,219,169
*	TechTarget, Inc.	2,575	70,813
	TEGNA, Inc.	34,128	465,506
	Telephone & Data Systems, Inc.	14,073	220,242
#*	Thryv Holdings, Inc.	6,877	158,240
	TKO Group Holdings, Inc.	5,446	515,573
	T-Mobile U.S., Inc.	22,634	3,715,824
	Townsquare Media, Inc., Class A	1,300	15,691
*	Trade Desk, Inc., Class A	4,976	412,262
*	Travelzoo	2,000	17,820
*	TripAdvisor, Inc.	16,213	426,888
*	TrueCar, Inc.	9,598	25,339
*	U.S. Cellular Corp.	7,373	268,082
	Verizon Communications, Inc.	224,497	8,865,387
*	Vimeo, Inc.	25,441	91,333
	Walt Disney Co.	46,713	5,189,814
*	Warner Bros Discovery, Inc.	27,427	201,863
#	Warner Music Group Corp., Class A	2,759	91,047
*	WideOpenWest, Inc.	11,172	39,884
*	Yelp, Inc.	9,440	379,866
*	Zedge, Inc., Class B	300	720
*	Ziff Davis, Inc.	7,345	368,058
*	ZipRecruiter, Inc., Class A	5,500	56,540

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	ZoomInfo Technologies, Inc.	20,595	$326,637

TOTAL COMMUNICATION SERVICES			136,728,359

CONSUMER DISCRETIONARY — (11.6%)
*	1-800-Flowers.com, Inc., Class A	5,186	47,037
	Aaron’s Co., Inc.	4,332	29,934
*	Abercrombie & Fitch Co., Class A	10,546	1,281,550
	Academy Sports & Outdoors, Inc.	9,579	558,456
#	Acushnet Holdings Corp.	10,245	624,740
*	Adient PLC	6,493	193,946
	ADT, Inc.	51,199	332,794
*	Adtalem Global Education, Inc.	9,323	462,607
	Advance Auto Parts, Inc.	845	61,668
*	Airbnb, Inc., Class A	2,558	405,622
*	Amazon.com, Inc.	172,015	30,102,625
*	American Axle & Manufacturing Holdings, Inc.	18,883	138,601
	American Eagle Outfitters, Inc.	27,268	661,522
*	American Public Education, Inc.	1,609	22,252
#*	America’s Car-Mart, Inc.	1,100	62,964
*	Aptiv PLC	9,246	656,466
	Aramark	25,829	813,872
	Arhaus, Inc.	6,381	80,783
#	Arko Corp.	20,286	87,230
*	Asbury Automotive Group, Inc.	3,077	646,908
	Autoliv, Inc.	13,399	1,605,066
#*	AutoNation, Inc.	9,399	1,514,649
*	AutoZone, Inc.	230	679,972
	Bassett Furniture Industries, Inc.	1,200	16,776
	Bath & Body Works, Inc.	5,861	266,207
*	Beazer Homes USA, Inc.	6,024	168,853
	Best Buy Co., Inc.	24,808	1,826,861
#*	Beyond, Inc.	6,900	138,897
*	Biglari Holdings, Inc., Class A	42	41,994
	Booking Holdings, Inc.	684	2,361,189
*	Boot Barn Holdings, Inc.	4,393	467,723
	BorgWarner, Inc.	28,072	919,919
*	Bright Horizons Family Solutions, Inc.	7,018	727,837
	Brunswick Corp.	11,366	916,554
#	Buckle, Inc.	9,102	340,324
#	Build-A-Bear Workshop, Inc.	2,800	84,448
*	Burlington Stores, Inc.	6,894	1,240,506
	Caleres, Inc.	6,757	248,860
	Camping World Holdings, Inc., Class A	5,873	119,046
*	Capri Holdings Ltd.	7,065	250,666
#*	CarMax, Inc.	15,617	1,061,487
*	Carnival Corp.	42,176	625,048
	Carriage Services, Inc.	2,352	60,164
	Carrols Restaurant Group, Inc.	3,921	37,328
	Carter’s, Inc.	6,367	435,566
#*	Carvana Co.	4,734	392,543
*	Cavco Industries, Inc.	1,219	443,972
	Century Communities, Inc.	5,591	443,478
*	Chegg, Inc.	15,612	80,714
*	Chipotle Mexican Grill, Inc.	913	2,884,715
	Choice Hotels International, Inc.	5,184	613,060
#*	Citi Trends, Inc.	1,812	38,849
#	Columbia Sportswear Co.	7,858	625,733
*	Conn’s, Inc.	4,758	16,796
*	Cooper-Standard Holdings, Inc.	2,917	45,009

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Coursera, Inc.	21,090	$215,540
#	Cracker Barrel Old Country Store, Inc.	1,300	75,647
*	Crocs, Inc.	5,859	728,684
*	Culp, Inc.	8,100	36,936
	Dana, Inc.	28,639	355,983
*	Deckers Outdoor Corp.	1,491	1,220,339
*	Denny’s Corp.	5,995	48,080
	Designer Brands, Inc., Class A	1,992	18,506
	Dick’s Sporting Goods, Inc.	8,947	1,797,810
#	Dillard’s, Inc., Class A	1,315	575,957
	Domino’s Pizza, Inc.	1,342	710,280
*	DoorDash, Inc., Class A	3,692	477,228
*	Dorman Products, Inc.	4,567	399,384
	DR Horton, Inc.	29,519	4,206,162
#*	Dream Finders Homes, Inc., Class A	963	34,187
*	Duolingo, Inc.	828	186,921
*	Dutch Bros, Inc., Class A	1,871	52,687
	eBay, Inc.	37,899	1,953,314
#*	El Pollo Loco Holdings, Inc.	3,355	28,585
*	Envela Corp.	5,655	24,260
	Escalade, Inc.	1,450	18,067
	Ethan Allen Interiors, Inc.	4,083	115,304
*	Etsy, Inc.	7,486	514,064
#*	European Wax Center, Inc., Class A	4,592	54,002
*	Expedia Group, Inc.	8,327	1,121,064
*	Figs, Inc., Class A.	16,422	83,916
#*	First Watch Restaurant Group, Inc.	10,104	257,854
*	Five Below, Inc.	4,817	704,920
	Flexsteel Industries, Inc.	1,153	38,003
#*	Floor & Decor Holdings, Inc., Class A	8,435	930,634
	Foot Locker, Inc.	4,800	100,080
	Ford Motor Co.	190,604	2,315,839
*	Fox Factory Holding Corp.	3,696	143,848
*	Frontdoor, Inc.	9,721	298,337
#*	Funko, Inc., Class A	4,017	24,464
#*	GameStop Corp., Class A	11,252	124,785
	Gap, Inc.	45,039	924,200
	Garmin Ltd.	9,577	1,383,589
*	Garrett Motion, Inc.	11,534	110,265
	General Motors Co.	95,675	4,260,408
*	Genesco, Inc.	800	20,248
	Gentex Corp.	32,760	1,123,668
*	Gentherm, Inc.	5,765	291,536
	Genuine Parts Co.	12,964	2,038,070
*	G-III Apparel Group Ltd.	10,897	306,751
*	Good Times Restaurants, Inc.	4,704	12,560
*	Goodyear Tire & Rubber Co.	25,681	307,145
*	GoPro, Inc., Class A	18,677	32,311
	Graham Holdings Co., Class B	645	452,384
*	Grand Canyon Education, Inc.	6,048	786,361
*	Green Brick Partners, Inc.	5,861	317,256
	Group 1 Automotive, Inc.	2,835	833,547
#	Guess?, Inc.	9,401	251,759
#	H&R Block, Inc.	13,948	658,764
	Hamilton Beach Brands Holding Co., Class A	1,000	20,340
#*	Hanesbrands, Inc.	36,762	167,635
	Harley-Davidson, Inc.	9,970	342,868
	Hasbro, Inc.	7,105	435,537
	Haverty Furniture Cos., Inc.	3,679	113,313

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Helen of Troy Ltd.	3,602	$333,941
#	Hibbett, Inc.	2,500	215,600
*	Hilton Grand Vacations, Inc.	5,283	219,984
	Hilton Worldwide Holdings, Inc.	5,026	991,529
*	Holley, Inc.	7,496	30,134
	Home Depot, Inc.	39,255	13,119,806
	Hooker Furnishings Corp.	1,478	25,126
	Hyatt Hotels Corp., Class A	3,805	566,146
#	Installed Building Products, Inc.	4,635	1,092,609
#*	iRobot Corp.	1,136	9,724
*	J Jill, Inc.	763	19,014
	Jack in the Box, Inc.	1,903	108,604
	Johnson Outdoors, Inc., Class A	1,404	57,578
	KB Home	13,011	842,592
#	Kohl’s Corp.	4,125	98,753
#	Kontoor Brands, Inc.	7,419	460,423
#	Krispy Kreme, Inc.	15,226	192,609
#*	Kura Sushi USA, Inc., Class A	908	99,953
	Lakeland Industries, Inc.	1,000	16,550
*	Lands’ End, Inc.	2,914	39,864
*	Landsea Homes Corp.	3,823	44,156
*	Latham Group, Inc.	5,100	14,280
	Laureate Education, Inc.	25,916	375,782
	La-Z-Boy, Inc.	8,766	287,875
	LCI Industries	3,843	399,595
	Lear Corp.	7,499	943,899
#*	Legacy Housing Corp.	3,926	79,973
	Leggett & Platt, Inc.	2,742	49,548
	Lennar Corp., Class A	18,210	2,761,000
#	Lennar Corp., Class B	1,637	229,818
#	Levi Strauss & Co., Class A	5,853	124,201
*	LGI Homes, Inc.	5,999	539,490
#*	Life Time Group Holdings, Inc.	19,907	271,930
	Lifetime Brands, Inc.	1,970	18,006
*	Lincoln Educational Services Corp.	3,900	41,574
#*	Lindblad Expeditions Holdings, Inc.	2,601	19,091
	Lithia Motors, Inc.	3,209	816,305
*	Live Ventures, Inc.	401	10,242
	LKQ Corp.	14,452	623,315
#*	Lovesac Co.	2,551	56,581
	Lowe’s Cos., Inc.	7,518	1,714,029
*	Lululemon Athletica, Inc.	4,613	1,663,448
*	M/I Homes, Inc.	696	80,889
	Macy’s, Inc.	57,380	1,057,513
#*	Malibu Boats, Inc., Class A	4,121	140,196
#	Marine Products Corp.	5,029	54,062
*	MarineMax, Inc.	4,347	107,240
	Marriott Vacations Worldwide Corp.	5,421	521,012
*	MasterCraft Boat Holdings, Inc.	2,329	47,116
*	Mattel, Inc.	37,154	680,661
	McDonald’s Corp.	9,488	2,590,604
	Meritage Homes Corp.	5,126	849,583
#*	Mister Car Wash, Inc.	4,934	33,008
*	Modine Manufacturing Co.	8,908	825,148
*	Mohawk Industries, Inc.	6,452	744,045
	Monro, Inc.	2,175	59,269
*	Motorcar Parts of America, Inc.	2,723	15,467
#	Movado Group, Inc.	2,400	61,128
	Murphy USA, Inc.	3,564	1,474,854

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Nathan’s Famous, Inc.	600	$38,766
*	National Vision Holdings, Inc.	13,777	239,995
*	Nephros, Inc.	4,676	10,615
	NIKE, Inc., Class B	37,370	3,447,756
	Nordstrom, Inc.	13,141	249,810
#*	Norwegian Cruise Line Holdings Ltd.	37,092	701,781
*	NVR, Inc.	340	2,529,209
*	ODP Corp.	8,195	417,207
*	Ollie’s Bargain Outlet Holdings, Inc.	7,765	567,932
*	OneSpaWorld Holdings Ltd.	15,856	201,688
#*	OneWater Marine, Inc., Class A	1,156	23,941
*	O’Reilly Automotive, Inc.	783	793,383
#	Oxford Industries, Inc.	2,746	295,964
#	Papa John’s International, Inc.	3,244	200,122
	Patrick Industries, Inc.	3,524	368,223
	Penske Automotive Group, Inc.	7,781	1,189,793
	Perdoceo Education Corp.	10,364	189,661
	Phinia, Inc.	5,614	218,946
*	Planet Fitness, Inc., Class A	5,527	330,736
*	Playa Hotels & Resorts NV	28,625	257,625
	Polaris, Inc.	8,800	749,408
	Pool Corp.	2,253	816,780
*	Potbelly Corp.	1,600	16,304
	PulteGroup, Inc.	29,457	3,282,099
	PVH Corp.	9,738	1,059,494
*	QuantumScape Corp.	21,892	118,655
	Ralph Lauren Corp.	5,141	841,273
*	Restoration Hardware, Inc.	2,772	684,823
*	Revolve Group, Inc.	5,809	115,657
#*	Rivian Automotive, Inc., Class A	84,487	751,934
	Rocky Brands, Inc.	402	10,360
	Ross Stores, Inc.	16,094	2,084,978
*	Royal Caribbean Cruises Ltd.	22,055	3,079,540
*	Sally Beauty Holdings, Inc.	16,454	178,526
	Service Corp. International	23,706	1,699,957
*	Shake Shack, Inc., Class A	3,578	378,731
	SharkNinja, Inc.	11,583	744,555
#	Shoe Carnival, Inc.	5,946	198,834
	Signet Jewelers Ltd.	8,025	786,691
*	Six Flags Entertainment Corp.	4,094	96,537
*	Skechers USA, Inc., Class A	15,605	1,030,710
*	Skyline Champion Corp.	7,662	574,573
*	Sleep Number Corp.	1,758	23,399
#*	Solo Brands, Inc., Class A	5,272	9,911
#	Sonic Automotive, Inc., Class A	4,084	236,219
*	Sonos, Inc.	13,858	234,200
#*	Sportsman’s Warehouse Holdings, Inc.	2,963	9,482
	Standard Motor Products, Inc.	2,454	78,773
	Starbucks Corp.	13,795	1,220,720
	Steven Madden Ltd.	10,477	423,376
*	Stoneridge, Inc.	5,645	84,562
	Strategic Education, Inc.	5,904	678,015
*	Strattec Security Corp.	437	9,946
*	Stride, Inc.	7,870	525,322
	Superior Group of Cos., Inc.	1,686	27,431
#*	Sweetgreen, Inc., Class A	13,058	293,413
*»	Tandy Leather Factory, Inc.	2,345	11,139
	Tapestry, Inc.	37,120	1,481,830
*	Taylor Morrison Home Corp.	18,726	1,048,843

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tempur Sealy International, Inc.	18,249	$913,545
*	Tesla, Inc.	42,763	7,837,603
	Thor Industries, Inc.	6,532	649,411
*	Tile Shop Holdings, Inc.	3,000	20,160
*	Tilly’s, Inc., Class A	1,998	12,128
	TJX Cos., Inc.	47,908	4,507,664
	Toll Brothers, Inc.	12,854	1,531,040
*	TopBuild Corp.	3,342	1,352,407
*	Topgolf Callaway Brands Corp.	31,902	511,070
	Tractor Supply Co.	8,651	2,362,415
	Travel & Leisure Co.	8,926	388,638
*	Tri Pointe Homes, Inc.	18,514	682,241
*	Ulta Beauty, Inc.	3,770	1,526,247
*	Under Armour, Inc., Class A	20,784	139,876
*	Under Armour, Inc., Class C	34,811	226,968
*	Unifi, Inc.	2,302	13,743
*	United Parks & Resorts, Inc.	7,087	360,161
*	Universal Technical Institute, Inc.	6,933	105,520
	Upbound Group, Inc.	10,177	315,589
*	Urban Outfitters, Inc.	15,120	589,075
	Vail Resorts, Inc.	3,660	693,094
*	Valvoline, Inc.	18,186	773,269
*	Vera Bradley, Inc.	3,191	21,029
#	VF Corp.	22,549	280,961
*	Victoria’s Secret & Co.	1,953	34,412
*	Visteon Corp.	3,795	419,841
*	VOXX International Corp.	2,097	12,372
#*	Warby Parker, Inc., Class A	8,945	105,014
	Wendy’s Co.	29,829	596,282
	Weyco Group, Inc.	1,047	30,729
#	Whirlpool Corp.	7,192	682,233
#	Williams-Sonoma, Inc.	9,135	2,619,735
#	Wingstop, Inc.	2,860	1,100,499
	Winmark Corp.	400	143,728
	Winnebago Industries, Inc.	5,225	321,756
#	Wolverine World Wide, Inc.	5,304	56,965
	Worthington Enterprises, Inc.	9,015	515,297
	Wyndham Hotels & Resorts, Inc.	13,821	1,015,982
*	XPEL, Inc.	1,383	72,677
*	YETI Holdings, Inc.	2,218	79,227
	Yum! Brands, Inc.	10,390	1,467,587
*	Zumiez, Inc.	1,507	25,920

TOTAL CONSUMER DISCRETIONARY			206,245,307

CONSUMER STAPLES — (5.8%)
	Albertsons Cos., Inc., Class A	47,771	974,528
	Alico, Inc.	1,900	53,029
	Andersons, Inc.	5,770	317,004
	Archer-Daniels-Midland Co.	3,481	204,195
#	B&G Foods, Inc.	2,400	26,640
*	BellRing Brands, Inc.	13,094	722,396
#*	BJ’s Wholesale Club Holdings, Inc.	18,829	1,406,150
	Bunge Global SA	15,306	1,557,539
	Calavo Growers, Inc.	2,336	62,955
	Cal-Maine Foods, Inc.	6,197	342,880
	Campbell Soup Co.	23,951	1,094,800
	Casey’s General Stores, Inc.	5,347	1,708,794
*	Celsius Holdings, Inc.	11,371	810,411
*	Central Garden & Pet Co.	1,889	77,355

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co., Class A	10,697	$378,995
*	Chefs’ Warehouse, Inc.	5,711	188,920
	Clorox Co.	6,969	1,030,506
	Coca-Cola Co.	147,192	9,092,050
	Coca-Cola Consolidated, Inc.	1,395	1,152,270
	Colgate-Palmolive Co.	26,251	2,412,992
	Conagra Brands, Inc.	29,318	902,408
	Costco Wholesale Corp.	16,126	11,657,485
*	Coty, Inc., Class A	78,311	895,878
*	Darling Ingredients, Inc.	13,380	566,911
	Dollar General Corp.	12,709	1,768,966
*	Dollar Tree, Inc.	12,107	1,431,653
	Edgewell Personal Care Co.	9,078	341,514
*	elf Beauty, Inc.	2,644	429,729
	Energizer Holdings, Inc.	7,887	226,515
*	Farmer Bros Co.	3,284	10,180
	Flowers Foods, Inc.	27,084	675,475
	Fresh Del Monte Produce, Inc.	9,104	232,789
*	Fresh Market, Inc.	3,200	0
#*	Freshpet, Inc.	6,292	667,392
	General Mills, Inc.	27,442	1,933,563
*	Grocery Outlet Holding Corp.	11,758	305,355
*	Hain Celestial Group, Inc.	15,571	95,606
*	Herbalife Ltd.	7,558	65,377
#*	HF Foods Group, Inc.	3,253	9,499
*	Honest Co., Inc.	12,500	37,625
	Hormel Foods Corp.	23,828	847,324
#	Ingles Markets, Inc., Class A	2,804	201,187
	Ingredion, Inc.	8,097	927,835
	Inter Parfums, Inc.	4,043	470,524
	J & J Snack Foods Corp.	2,427	333,203
	J M Smucker Co.	8,291	952,221
	John B Sanfilippo & Son, Inc.	1,772	176,668
	Kellanova	29,840	1,726,542
	Kenvue, Inc.	63,300	1,191,306
	Keurig Dr Pepper, Inc.	66,195	2,230,771
	Kimberly-Clark Corp.	15,718	2,145,979
	Kraft Heinz Co.	23,346	901,389
	Kroger Co.	79,338	4,393,738
#	Lamb Weston Holdings, Inc.	14,804	1,233,765
	Lancaster Colony Corp.	3,245	619,178
*	Lifeway Foods, Inc.	2,012	41,145
#	Limoneira Co.	1,403	27,751
*	Mama’s Creations, Inc.	3,339	19,834
	McCormick & Co., Inc.	11,409	867,769
	McCormick & Co., Inc.	180	13,598
#	Medifast, Inc.	1,536	42,286
#*	Mission Produce, Inc.	6,009	68,202
	Mondelez International, Inc., Class A	39,450	2,838,033
*	Monster Beverage Corp.	10,435	557,751
*	National Beverage Corp.	8,640	384,480
	Natural Grocers by Vitamin Cottage, Inc.	2,161	35,354
	Natural Health Trends Corp.	2,028	13,628
*	Nature’s Sunshine Products, Inc.	1,300	25,285
	Nu Skin Enterprises, Inc., Class A	949	11,160
	Oil-Dri Corp. of America	877	60,732
	PepsiCo, Inc.	61,706	10,854,702
*	Pilgrim’s Pride Corp.	13,041	469,737
*	Post Holdings, Inc.	9,291	986,240

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	PriceSmart, Inc.	5,155	$415,441
#	Reynolds Consumer Products, Inc.	15,638	447,716
	Seaboard Corp.	132	436,935
*	Seneca Foods Corp., Class A	1,000	58,090
*»	Seneca Foods Corp., Class B	301	17,729
*	Simply Good Foods Co.	14,479	527,760
	SpartanNash Co.	5,706	108,928
#	Spectrum Brands Holdings, Inc.	7,263	594,622
*	Sprouts Farmers Market, Inc.	18,120	1,196,464
	Sysco Corp.	34,608	2,572,067
	Target Corp.	23,431	3,771,922
#	Tootsie Roll Industries, Inc.	3,843	114,176
*	TreeHouse Foods, Inc.	9,400	352,970
	Tyson Foods, Inc., Class A	16,052	973,554
*	U.S. Foods Holding Corp.	31,803	1,598,101
*	United Natural Foods, Inc.	8,199	73,217
	United-Guardian, Inc.	3,800	31,768
*	USANA Health Sciences, Inc.	3,697	153,499
	Utz Brands, Inc.	10,999	198,312
	Village Super Market, Inc., Class A	770	21,537
#*	Vita Coco Co., Inc.	5,637	136,641
*	Vital Farms, Inc.	3,163	84,642
	Walgreens Boots Alliance, Inc.	22,750	403,357
	Walmart, Inc.	127,596	7,572,823
#	WD-40 Co.	1,807	408,617
	Weis Markets, Inc.	4,404	278,025
#	WK Kellogg Co.	6,481	151,267

TOTAL CONSUMER STAPLES			104,237,826

ENERGY — (2.9%)
	Adams Resources & Energy, Inc.	99	2,921
	Archrock, Inc.	27,974	536,821
	Ardmore Shipping Corp.	7,998	133,967
	Baker Hughes Co.	71,609	2,335,886
*	Bristow Group, Inc.	4,847	127,525
	Cactus, Inc., Class A	8,938	443,682
#*	Centrus Energy Corp., Class A	2,438	104,663
	Cheniere Energy, Inc.	20,161	3,181,809
#*	Clean Energy Fuels Corp.	31,215	72,419
#	CVR Energy, Inc.	16,506	501,452
	Delek U.S. Holdings, Inc.	11,114	303,746
*	DMC Global, Inc.	2,624	41,590
#*	Dril-Quip, Inc.	5,997	109,025
	Energy Services of America Corp.	1,620	11,210
	EnLink Midstream LLC.	65,505	898,729
	Epsilon Energy Ltd.	14,303	77,522
	Evolution Petroleum Corp.	4,751	25,655
	Excelerate Energy, Inc., Class A	1,140	19,220
*	Expro Group Holdings NV	17,582	329,838
*	Green Plains, Inc.	10,701	221,190
*	Gulf Island Fabrication, Inc.	11,379	78,515
	Halliburton Co.	86,889	3,255,731
*	Helix Energy Solutions Group, Inc.	26,227	281,678
#	Helmerich & Payne, Inc.	17,160	674,903
	HF Sinclair Corp.	30,030	1,629,128
	Kinder Morgan, Inc.	115,916	2,118,945
	Kinetik Holdings, Inc.	2,731	104,707
#	Liberty Energy, Inc.	28,911	636,042
*	Mammoth Energy Services, Inc.	3,046	9,900

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Petroleum Corp.	20,900	$3,797,948
	Matador Resources Co.	5,577	347,447
*	Mexco Energy Corp.	1,500	18,600
#*	Nabors Industries Ltd.	1,480	106,604
*	Natural Gas Services Group, Inc.	1,338	29,543
#	New Fortress Energy, Inc.	28,994	759,643
*	Newpark Resources, Inc.	17,425	120,930
	Noble Corp. PLC	11,572	513,565
#	Nordic American Tankers Ltd.	42,028	163,909
	NOV, Inc.	44,272	818,589
*	Oceaneering International, Inc.	24,188	554,147
*	Oil States International, Inc.	9,683	38,635
	ONEOK, Inc.	38,245	3,025,944
*	Par Pacific Holdings, Inc.	8,988	276,830
	Patterson-UTI Energy, Inc.	4,245	45,931
	PBF Energy, Inc., Class A	18,019	959,872
	Permian Resources Corp.	40,809	683,551
	Phillips 66	20,069	2,874,082
	PHX Minerals, Inc.	8,160	27,336
#*	ProFrac Holding Corp., Class A	2,646	19,236
*	ProPetro Holding Corp.	17,564	153,158
	Ranger Energy Services, Inc.	700	6,888
*	REX American Resources Corp.	3,544	196,090
#	RPC, Inc.	38,749	259,231
	Schlumberger NV	58,966	2,799,706
*	Seadrill Ltd.	5,958	289,261
	Select Water Solutions, Inc.	18,142	167,632
#	Sitio Royalties Corp., Class A	8,301	192,915
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	36,429
*	Stabilis Solutions, Inc.	600	2,466
*††	Strongbridge Biopharma	6,381	0
	Targa Resources Corp.	22,681	2,586,995
	TechnipFMC PLC	63,942	1,638,194
	Teekay Tankers Ltd., Class A	3,990	232,497
*	TETRA Technologies, Inc.	32,910	141,184
	Texas Pacific Land Corp.	1,431	824,685
#*	Transocean Ltd.	120,833	630,748
*	U.S. Silica Holdings, Inc.	16,072	247,991
#*	Uranium Energy Corp.	55,292	373,221
	VAALCO Energy, Inc.	12,756	81,638
*	Valaris Ltd.	9,908	644,614
	Valero Energy Corp.	27,724	4,432,236
#	Vitesse Energy, Inc.	1,562	34,661
*	Weatherford International PLC	9,966	1,231,997
	Williams Cos., Inc.	27,787	1,065,909
	World Kinect Corp.	10,379	243,907

TOTAL ENERGY			51,965,014

FINANCIALS — (17.0%)
	1st Source Corp.	4,346	215,562
*	Acacia Research Corp.	3,887	18,930
	ACNB Corp.	719	23,396
	Affiliated Managers Group, Inc.	5,675	885,867
*	Affinity Bancshares, Inc.	836	13,995
*	Affirm Holdings, Inc.	26,764	853,236
	Aflac, Inc.	23,560	1,970,794
	Allstate Corp.	16,059	2,730,994
	Ally Financial, Inc.	35,484	1,360,811
	Amalgamated Financial Corp.	6,957	170,725

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	A-Mark Precious Metals, Inc.	3,926	$157,315
*	Ambac Financial Group, Inc.	10,409	150,410
	Amerant Bancorp, Inc.	4,494	97,340
*	American Coastal Insurance Corp., Class C	2,127	22,270
	American Express Co.	24,847	5,814,943
	American Financial Group, Inc.	9,291	1,186,925
	American International Group, Inc.	31,687	2,386,348
	Ameriprise Financial, Inc.	9,558	3,935,889
	Ameris Bancorp	11,297	536,382
	AMERISAFE, Inc.	2,885	131,556
	AmeriServ Financial, Inc.	300	726
	Aon PLC, Class A	5,340	1,505,933
	Apollo Global Management, Inc.	6,579	713,032
*	Arch Capital Group Ltd.	21,896	2,048,152
	Ares Management Corp., Class A	3,884	516,922
	Arrow Financial Corp.	2,582	57,501
	Arthur J Gallagher & Co.	5,871	1,377,865
	Artisan Partners Asset Management, Inc., Class A	9,113	372,995
*	AssetMark Financial Holdings, Inc.	9,675	327,112
	Associated Banc-Corp.	24,485	515,899
	Assurant, Inc.	5,558	969,315
	Assured Guaranty Ltd.	12,032	922,854
	Atlantic Union Bankshares Corp.	20,482	650,713
#*	Atlanticus Holdings Corp.	1,700	44,965
#*	AvidXchange Holdings, Inc.	27,524	320,930
	Axis Capital Holdings Ltd.	14,024	860,092
*	Axos Financial, Inc.	9,191	465,157
	Banc of California, Inc.	8,831	120,896
	BancFirst Corp.	5,329	475,187
*	Bancorp, Inc.	11,054	330,957
	Bank of America Corp.	191,203	7,076,423
#	Bank of Hawaii Corp.	6,432	364,630
	Bank of New York Mellon Corp.	37,803	2,135,491
	Bank of the James Financial Group, Inc.	1,236	12,582
	Bank OZK	18,352	819,417
	Bank7 Corp.	1,736	47,393
	BankFinancial Corp.	2,924	28,275
	BankUnited, Inc.	11,928	318,835
	Banner Corp.	5,895	257,199
	Bar Harbor Bankshares	1,390	34,861
	BayCom Corp.	742	14,677
	Berkshire Hills Bancorp, Inc.	9,533	203,244
	BGC Group, Inc., Class A	49,135	384,727
	BlackRock, Inc.	3,651	2,755,191
	Blackstone, Inc.	4,089	476,818
*	Block, Inc.	12,647	923,231
*	Blue Foundry Bancorp	2,607	22,264
	BOK Financial Corp.	9,387	832,909
	Bread Financial Holdings, Inc.	7,310	269,812
*	Bridgewater Bancshares, Inc.	3,552	38,646
*	Brighthouse Financial, Inc.	13,022	628,311
	Brightsphere Investment Group, Inc.	5,920	131,661
	Brookline Bancorp, Inc.	8,031	66,657
	Brown & Brown, Inc.	14,333	1,168,713
#*	BRP Group, Inc., Class A	6,123	163,117
	Business First Bancshares, Inc.	3,511	70,887
	Byline Bancorp, Inc.	5,176	112,164
	C&F Financial Corp.	500	19,585
	Cadence Bank	25,145	695,762

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	California BanCorp	733	$15,906
#	Cambridge Bancorp	300	18,411
	Camden National Corp.	3,149	98,312
#*	Cantaloupe, Inc.	8,673	50,217
	Capital Bancorp, Inc.	758	14,705
	Capital City Bank Group, Inc.	2,300	60,996
	Capital One Financial Corp.	16,044	2,301,191
	Capitol Federal Financial, Inc.	9,601	45,797
#	Carlyle Group, Inc.	970	43,456
*	Carter Bankshares, Inc.	2,267	27,589
	Cass Information Systems, Inc.	1,795	77,526
	Cathay General Bancorp	11,277	388,380
	Cboe Global Markets, Inc.	6,285	1,138,528
	Central Pacific Financial Corp.	5,527	110,208
#	CF Bankshares, Inc.	840	15,523
	Charles Schwab Corp.	49,371	3,650,985
	Chemung Financial Corp.	400	16,866
	Chubb Ltd.	11,212	2,787,752
	Cincinnati Financial Corp.	8,325	963,119
	Citigroup, Inc.	52,836	3,240,432
	Citizens & Northern Corp.	1,891	32,242
	Citizens Community Bancorp, Inc.	816	8,976
	Citizens Financial Group, Inc.	26,665	909,543
#	Citizens Holding Co.	160	1,251
#	City Holding Co.	2,529	255,480
	CME Group, Inc.	6,383	1,338,132
	CNB Financial Corp.	2,238	42,522
	CNO Financial Group, Inc.	2,154	56,715
*	Coastal Financial Corp.	1,694	65,524
	Codorus Valley Bancorp, Inc.	633	14,053
#	Cohen & Steers, Inc.	7,636	525,204
*	Coinbase Global, Inc., Class A	1,360	277,345
#*	Columbia Financial, Inc.	16,862	279,909
	Comerica, Inc.	8,468	424,840
	Commerce Bancshares, Inc.	14,803	809,428
	Community Bank System, Inc.	5,705	246,570
	Community Trust Bancorp, Inc.	3,416	143,506
	Community West Bancshares	1,784	30,631
	ConnectOne Bancorp, Inc.	7,521	134,701
*	Consumer Portfolio Services, Inc.	4,008	34,308
	Corebridge Financial, Inc.	32,154	854,010
*	Corpay, Inc.	7,622	2,302,911
	Crawford & Co., Class A	2,549	23,655
	Crawford & Co., Class B	3,450	31,913
#*	Credit Acceptance Corp.	1,972	1,013,056
*	CrossFirst Bankshares, Inc.	4,595	55,508
	Cullen/Frost Bankers, Inc.	6,459	673,932
*	Customers Bancorp, Inc.	5,789	264,384
	CVB Financial Corp.	18,732	306,081
	Diamond Hill Investment Group, Inc.	720	107,438
#	Dime Community Bancshares, Inc.	3,574	65,047
	Discover Financial Services	24,972	3,164,702
	Donegal Group, Inc., Class A	5,426	72,925
*	Donnelley Financial Solutions, Inc.	5,910	371,030
	East West Bancorp, Inc.	16,498	1,228,936
	Employers Holdings, Inc.	4,714	200,769
	Enact Holdings, Inc.	7,302	217,088
*	Encore Capital Group, Inc.	7,140	293,383
*	Enova International, Inc.	6,877	416,265

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Enstar Group Ltd.	3,348	$972,159
	Enterprise Financial Services Corp.	6,138	233,305
	Equitable Holdings, Inc.	46,606	1,720,227
	Equity Bancshares, Inc., Class A	2,425	80,777
	Erie Indemnity Co., Class A	1,585	606,516
	Esquire Financial Holdings, Inc.	1,120	52,707
	ESSA Bancorp, Inc.	1,600	25,920
	Essent Group Ltd.	16,067	851,069
*	Euronet Worldwide, Inc.	6,275	644,317
	Evans Bancorp, Inc.	622	15,917
	Evercore, Inc., Class A	5,709	1,036,183
	Everest Group Ltd.	2,587	947,903
	EVERTEC, Inc.	11,376	426,941
#*	EZCORP, Inc., Class A	8,301	91,145
#	F&G Annuities & Life, Inc.	3,005	113,649
	FactSet Research Systems, Inc.	1,909	795,843
#	Farmers & Merchants Bancorp, Inc.	978	20,049
	Farmers National Banc Corp.	4,026	47,628
	FB Financial Corp.	8,032	294,373
	Federal Agricultural Mortgage Corp., Class A	16	2,360
	Federal Agricultural Mortgage Corp., Class C	1,582	294,458
	Federated Hermes, Inc.	15,549	510,785
	Fidelity D&D Bancorp, Inc.	535	24,289
	Fidelity National Financial, Inc.	22,945	1,135,777
	Fidelity National Information Services, Inc.	38,065	2,585,375
	Fifth Third Bancorp	46,151	1,682,665
	Financial Institutions, Inc.	2,921	50,300
*	Finwise Bancorp	1,129	11,979
	First American Financial Corp.	12,730	681,946
	First BanCorp.	37,338	644,080
	First Bancorp, Inc.	1,481	32,700
	First Bancorp/Southern Pines NC	7,528	228,926
	First Bancshares, Inc.	2,718	65,069
	First Bank	916	10,699
	First Busey Corp.	9,676	216,162
	First Business Financial Services, Inc.	989	32,706
	First Citizens BancShares, Inc., Class A	1,105	1,863,870
	First Commonwealth Financial Corp.	19,240	253,776
	First Community Bankshares, Inc.	3,590	119,116
#	First Community Corp.	2,429	40,151
	First Financial Bancorp	26,233	580,012
	First Financial Bankshares, Inc.	15,209	449,578
	First Financial Corp.	2,421	88,149
	First Financial Northwest, Inc.	720	14,666
	First Guaranty Bancshares, Inc.	1,579	17,732
	First Hawaiian, Inc.	21,301	449,238
	First Horizon Corp.	73,427	1,095,531
	First Internet Bancorp	637	19,779
	First Interstate BancSystem, Inc., Class A	5,452	145,568
	First Merchants Corp.	10,327	345,128
	First Mid Bancshares, Inc.	2,802	86,750
	First National Corp.	673	9,933
	First Northwest Bancorp	1,283	13,151
	First Savings Financial Group, Inc.	516	8,271
	First U.S. Bancshares, Inc.	1,038	10,733
	First United Corp.	1,505	33,998
*	First Western Financial, Inc.	1,204	20,071
	FirstCash Holdings, Inc.	6,303	712,113
*	Fiserv, Inc.	16,352	2,496,460

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Five Star Bancorp	1,778	$38,440
	Flushing Financial Corp.	5,263	57,998
	FNB Corp.	72,414	966,003
#	Franklin Financial Services Corp.	385	11,654
	Franklin Resources, Inc.	25,298	577,806
	FS Bancorp, Inc.	850	26,495
	Fulton Financial Corp.	28,803	476,690
*	FVCBankcorp, Inc.	1,089	12,534
*	Genworth Financial, Inc., Class A	64,487	382,408
	German American Bancorp, Inc.	5,088	161,442
#	Glacier Bancorp, Inc.	14,177	512,924
#	Glen Burnie Bancorp	200	988
	Global Payments, Inc.	13,817	1,696,313
	Globe Life, Inc.	8,851	674,181
	Goldman Sachs Group, Inc.	9,134	3,897,569
#*	Goosehead Insurance, Inc., Class A	1,923	109,438
	Great Southern Bancorp, Inc.	2,505	128,757
	Greene County Bancorp, Inc.	1,200	35,304
*	Greenlight Capital Re Ltd., Class A	3,313	40,154
	Guaranty Bancshares, Inc.	1,320	37,924
	Hamilton Lane, Inc., Class A	4,429	494,808
	Hancock Whitney Corp.	13,378	607,227
	Hanmi Financial Corp.	7,821	119,661
	Hanover Insurance Group, Inc.	5,119	664,549
	HarborOne Bancorp, Inc.	7,463	75,600
	Hartford Financial Services Group, Inc.	30,878	2,991,769
	Hawthorn Bancshares, Inc.	933	17,009
	HBT Financial, Inc.	2,197	40,546
#	HCI Group, Inc.	1,645	187,826
	Heartland Financial USA, Inc.	4,280	180,231
	Heritage Commerce Corp.	2,500	19,850
	Heritage Financial Corp.	3,262	57,868
*	Heritage Global, Inc.	5,352	13,166
*	Heritage Insurance Holdings, Inc.	2,624	26,791
	Hilltop Holdings, Inc.	12,037	352,203
	Hingham Institution For Savings The	290	48,981
	HMN Financial, Inc.	237	4,716
	Home Bancorp, Inc.	1,154	40,390
	Home BancShares, Inc.	30,476	721,672
	Home Federal Bancorp, Inc. of Louisiana	261	3,028
	HomeStreet, Inc.	439	5,378
	HomeTrust Bancshares, Inc.	3,038	78,077
	Hope Bancorp, Inc.	18,988	190,260
	Horace Mann Educators Corp.	8,332	307,118
	Horizon Bancorp, Inc.	6,336	72,737
#	Houlihan Lokey, Inc.	6,426	819,251
	Huntington Bancshares, Inc.	98,130	1,321,811
#*	I3 Verticals, Inc., Class A	2,726	61,907
	Independent Bank Corp.	6,710	337,110
	Independent Bank Corp.	4,359	108,147
	Independent Bank Group, Inc.	7,108	264,702
	Interactive Brokers Group, Inc., Class A	1,424	163,931
	Intercontinental Exchange, Inc.	11,802	1,519,626
	International Bancshares Corp.	10,585	589,055
*	International Money Express, Inc.	7,334	148,367
	Invesco Ltd.	25,157	356,475
	Investar Holding Corp.	909	15,162
	Investors Title Co.	166	26,631
	Jack Henry & Associates, Inc.	9,054	1,472,995

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Jackson Financial, Inc., Class A	9,942	$679,237
	James River Group Holdings Ltd.	4,799	42,663
	Janus Henderson Group PLC	26,159	816,684
	Jefferies Financial Group, Inc.	24,349	1,048,468
	JPMorgan Chase & Co.	112,899	21,647,254
	Kearny Financial Corp.	12,045	65,043
	Kemper Corp.	9,402	548,231
	KeyCorp	51,659	748,539
*	Kingstone Cos., Inc.	3,700	17,205
	Kinsale Capital Group, Inc.	1,819	660,752
	KKR & Co., Inc.	15,755	1,466,318
*	Lake Shore Bancorp, Inc.	170	1,974
	Lakeland Bancorp, Inc.	4,541	55,355
#	Lakeland Financial Corp.	4,557	267,815
#	Landmark Bancorp, Inc.	694	12,492
	LCNB Corp.	700	9,870
*	LendingClub Corp.	16,290	122,501
#	Lincoln National Corp.	23,496	640,736
	LINKBANCORP, Inc.	2,462	16,323
	Live Oak Bancshares, Inc.	7,042	227,597
	Loews Corp.	14,070	1,057,360
	LPL Financial Holdings, Inc.	8,718	2,346,275
	M&T Bank Corp.	9,279	1,339,795
	Macatawa Bank Corp.	4,300	60,200
	Magyar Bancorp, Inc.	1,027	11,698
*	Maiden Holdings Ltd.	26,100	54,288
#	MainStreet Bancshares, Inc.	550	8,399
*	Markel Group, Inc.	744	1,085,050
	MarketAxess Holdings, Inc.	1,997	399,580
*	Marqeta, Inc., Class A	61,470	341,158
	Marsh & McLennan Cos., Inc.	21,206	4,229,113
	Mastercard, Inc., Class A	32,919	14,853,053
#	MBIA, Inc.	400	2,516
	Mercantile Bank Corp.	2,926	105,570
	Merchants Bancorp	6,347	255,975
	Mercury General Corp.	7,944	415,153
	Meridian Corp.	2,200	20,372
	MetLife, Inc.	24,523	1,743,095
#	Metrocity Bankshares, Inc.	2,733	62,804
*	Metropolitan Bank Holding Corp.	1,696	67,331
	MGIC Investment Corp.	47,115	955,492
	Mid Penn Bancorp, Inc.	1,037	20,979
#	Middlefield Banc Corp.	507	10,885
	Midland States Bancorp, Inc.	3,115	68,218
	Moelis & Co., Class A	150	7,362
*	Moneylion, Inc.	1,326	87,927
	Moody’s Corp.	4,237	1,569,088
	Morgan Stanley	47,540	4,318,534
	Morningstar, Inc.	1,938	547,776
*	Mr Cooper Group, Inc.	14,074	1,086,513
	MSCI, Inc.	1,349	628,351
	MVB Financial Corp.	1,500	26,955
	Nasdaq, Inc.	26,124	1,563,521
	National Bank Holdings Corp., Class A	7,228	236,572
	National Bankshares, Inc.	518	13,888
	Navient Corp.	26,284	394,786
#	NBT Bancorp, Inc.	8,266	289,393
*	NCR Atleos Corp.	12,026	239,678
	Nelnet, Inc., Class A	4,287	403,750

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	NerdWallet, Inc., Class A	4,034	$50,707
#	New York Community Bancorp, Inc.	42,792	113,399
*	NI Holdings, Inc.	1,752	26,052
#*	Nicholas Financial, Inc.	801	5,134
#	Nicolet Bankshares, Inc.	2,562	196,070
*	NMI Holdings, Inc., Class A	11,846	365,568
	Northeast Bank	772	39,928
	Northeast Community Bancorp, Inc.	1,235	19,488
	Northern Trust Corp.	11,467	944,766
	Northfield Bancorp, Inc.	8,607	71,782
	Northrim BanCorp, Inc.	900	43,020
	Northwest Bancshares, Inc.	21,190	224,614
	Oak Valley Bancorp	1,680	40,572
	OceanFirst Financial Corp.	4,747	70,066
*	Ocwen Financial Corp.	1,900	44,346
	OFG Bancorp	9,654	348,606
	Old National Bancorp	43,118	713,172
	Old Republic International Corp.	33,486	999,892
	Old Second Bancorp, Inc.	5,387	73,802
	OneMain Holdings, Inc.	19,132	996,969
	OP Bancorp	1,874	17,110
*	Open Lending Corp., Class A	15,948	81,335
*	Oportun Financial Corp.	5,989	18,985
	Oppenheimer Holdings, Inc., Class A	2,756	110,378
*	OptimumBank Holdings, Inc.	2,800	11,900
	Origin Bancorp, Inc.	4,887	145,144
	Orrstown Financial Services, Inc.	909	23,834
	Pacific Premier Bancorp, Inc.	15,519	333,658
*	Palomar Holdings, Inc.	3,351	263,623
	Park National Corp.	2,477	326,246
	Parke Bancorp, Inc.	1,446	23,801
	Pathfinder Bancorp, Inc.	1	13
	Pathward Financial, Inc.	5,963	300,356
*	Paymentus Holdings, Inc., Class A	4,088	83,436
*	Payoneer Global, Inc.	7,917	39,110
*	PayPal Holdings, Inc.	25,662	1,742,963
	PCB Bancorp	783	11,400
	Peapack-Gladstone Financial Corp.	2,762	61,814
	PennyMac Financial Services, Inc.	7,216	617,978
	Peoples Bancorp of North Carolina, Inc.	800	23,272
	Peoples Bancorp, Inc.	6,903	200,463
	Peoples Financial Services Corp.	400	15,148
	Pinnacle Financial Partners, Inc.	9,851	755,572
	Piper Sandler Cos	2,600	509,054
#	PJT Partners, Inc., Class A	1,669	157,704
	Plumas Bancorp	618	21,729
	PNC Financial Services Group, Inc.	10,831	1,659,959
*	Ponce Financial Group, Inc.	1,534	12,333
	Popular, Inc.	9,157	778,253
*	PRA Group, Inc.	6,020	143,216
#	Preferred Bank	2,495	188,847
	Premier Financial Corp.	6,036	116,978
	Primerica, Inc.	6,170	1,307,176
	Primis Financial Corp.	3,254	31,629
	Princeton Bancorp, Inc.	613	17,869
	Principal Financial Group, Inc.	20,523	1,624,190
	ProAssurance Corp.	8,341	111,436
	PROG Holdings, Inc.	7,851	260,967
	Progressive Corp.	9,560	1,990,870

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	9,903	$613,689
*	Provident Bancorp, Inc.	1,022	9,091
	Provident Financial Holdings, Inc.	1,300	16,822
	Provident Financial Services, Inc.	6,509	95,552
	Prudential Financial, Inc.	21,111	2,332,343
	QCR Holdings, Inc.	2,992	164,440
	Radian Group, Inc.	23,625	705,679
	Raymond James Financial, Inc.	13,610	1,660,420
	RBB Bancorp	2,116	37,580
	Red River Bancshares, Inc.	800	36,168
	Regional Management Corp.	1,515	38,193
	Regions Financial Corp.	66,871	1,288,604
	Reinsurance Group of America, Inc.	6,270	1,172,427
*	Remitly Global, Inc.	13,322	237,531
	RenaissanceRe Holdings Ltd.	4,050	887,962
	Renasant Corp.	8,886	258,227
#*	Repay Holdings Corp.	19,275	196,027
	Republic Bancorp, Inc., Class A	3,438	174,375
*	Rhinebeck Bancorp, Inc.	1,100	8,547
#	Richmond Mutual BanCorp, Inc.	807	8,772
	Riverview Bancorp, Inc.	100	373
	RLI Corp.	6,286	888,526
*	Robinhood Markets, Inc., Class A	28,410	468,481
#*	Rocket Cos., Inc., Class A	3,417	41,961
	S&P Global, Inc.	6,057	2,518,682
	S&T Bancorp, Inc.	7,189	216,748
	Safety Insurance Group, Inc.	2,330	185,398
	Sandy Spring Bancorp, Inc.	6,192	126,626
	SB Financial Group, Inc.	1,000	13,380
	Seacoast Banking Corp. of Florida	12,439	286,968
*	Security National Financial Corp., Class A	3,437	22,615
	SEI Investments Co.	15,022	990,701
	Selective Insurance Group, Inc.	8,732	887,608
#	ServisFirst Bancshares, Inc.	7,036	414,843
#*	Shift4 Payments, Inc., Class A	8,348	483,015
	Shore Bancshares, Inc.	2,792	28,897
	Sierra Bancorp	1,944	38,530
	Silvercrest Asset Management Group, Inc., Class A	800	11,720
	Simmons First National Corp., Class A	21,691	370,699
*	SiriusPoint Ltd.	4,320	50,890
	SLM Corp.	41,993	889,832
	SmartFinancial, Inc.	1,389	28,544
#*	SoFi Technologies, Inc.	38,708	262,440
	Sound Financial Bancorp, Inc.	600	23,994
	South Plains Financial, Inc.	1,322	34,266
*	Southern First Bancshares, Inc.	700	18,074
	Southern Missouri Bancorp, Inc.	1,213	48,641
	Southern States Bancshares, Inc.	448	10,828
#	Southside Bancshares, Inc.	5,693	151,775
	SouthState Corp.	9,575	724,827
	State Street Corp.	17,636	1,278,434
	Stellar Bancorp, Inc.	3,897	86,513
	StepStone Group, Inc., Class A	7,323	264,141
	Stewart Information Services Corp.	4,362	270,488
	Stifel Financial Corp.	11,171	892,786
#	Stock Yards Bancorp, Inc.	3,713	165,414
*	StoneX Group, Inc.	5,200	377,520
	Summit Financial Group, Inc.	2,801	74,142
#*	SWK Holdings Corp.	730	12,658

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Synchrony Financial	34,518	$1,518,102
	Synovus Financial Corp.	21,201	758,784
	T Rowe Price Group, Inc.	11,607	1,271,779
	Territorial Bancorp, Inc.	384	2,892
*	Texas Capital Bancshares, Inc.	6,742	386,991
#	TFS Financial Corp.	13,213	158,688
*	Third Coast Bancshares, Inc.	582	11,302
	Timberland Bancorp, Inc.	500	12,200
	Tiptree, Inc.	5,339	85,050
#*	Toast, Inc., Class A	8,037	189,914
	Tompkins Financial Corp.	2,533	111,401
	Towne Bank	12,538	324,358
	Tradeweb Markets, Inc., Class A	4,604	468,273
	Travelers Cos., Inc.	16,483	3,497,033
	TriCo Bancshares	5,850	203,404
*	Triumph Financial, Inc.	3,989	280,666
	Truist Financial Corp.	46,845	1,759,030
	TrustCo Bank Corp.	2,732	72,726
	Trustmark Corp.	12,421	367,662
	U.S. Bancorp	43,377	1,762,408
	UMB Financial Corp.	7,738	616,409
#	Union Bankshares, Inc.	320	8,384
	United Bancorp, Inc.	685	8,556
	United Bancshares, Inc.	436	8,044
	United Bankshares, Inc.	42,261	1,371,792
	United Community Banks, Inc.	17,059	430,399
	United Fire Group, Inc.	3,989	88,117
	United Security Bancshares	402	2,862
	Unity Bancorp, Inc.	471	12,679
	Universal Insurance Holdings, Inc.	4,600	89,792
	Univest Financial Corp.	7,001	146,111
	Unum Group	32,096	1,627,267
	USCB Financial Holdings, Inc.	1,231	13,713
#	UWM Holdings Corp.	6,222	39,199
	Valley National Bancorp	45,220	316,992
	Value Line, Inc.	213	7,711
*	Velocity Financial, Inc.	3,071	52,668
	Veritex Holdings, Inc.	9,828	191,449
	Victory Capital Holdings, Inc., Class A	3,797	193,115
	Virtu Financial, Inc., Class A	12,280	266,476
	Virtus Investment Partners, Inc.	1,153	252,876
	Visa, Inc., Class A	60,057	16,131,911
	Voya Financial, Inc.	12,824	874,084
	W R Berkley Corp.	14,985	1,153,395
	WaFd, Inc.	13,049	353,497
	Walker & Dunlop, Inc.	5,376	492,603
	Washington Trust Bancorp, Inc.	2,152	54,790
	Waterstone Financial, Inc.	4,026	45,655
	Webster Financial Corp.	18,016	789,641
	Wells Fargo & Co.	99,638	5,910,526
	WesBanco, Inc.	8,843	238,761
	West BanCorp, Inc.	1,799	29,252
	Westamerica BanCorp.	4,585	213,432
	Western Alliance Bancorp	11,765	668,605
	Western New England Bancorp, Inc.	3,241	19,576
	Western Union Co.	13,801	185,485
	Westwood Holdings Group, Inc.	850	10,574
*	WEX, Inc.	4,644	981,091
	White Mountains Insurance Group Ltd.	520	924,633

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	5,910	$1,484,237
	Wintrust Financial Corp.	8,704	841,155
#	WisdomTree, Inc.	29,766	264,917
#*	World Acceptance Corp.	1,196	164,534
	WSFS Financial Corp.	9,479	405,038
	Zions Bancorp NA	19,016	775,472

TOTAL FINANCIALS			303,282,293

HEALTH CARE — (5.1%)
*	4D Molecular Therapeutics, Inc.	4,978	119,124
††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	11,333	837,962
*	ACADIA Pharmaceuticals, Inc.	10,353	172,999
*	Accolade, Inc.	8,737	66,663
#*	Accuray, Inc.	19,974	42,545
#*	AdaptHealth Corp.	15,164	149,365
*	Addus HomeCare Corp.	2,688	258,451
*	Adverum Biotechnologies, Inc.	2,223	21,608
*	Agiliti, Inc.	5,742	58,281
*	Agios Pharmaceuticals, Inc.	9,351	303,907
††	Albireo Pharma, Inc.	2,691	15,070
#*	Aldeyra Therapeutics, Inc.	10,663	42,012
#*	Alector, Inc.	9,635	48,946
*	Align Technology, Inc.	1,270	358,623
*	Alkermes PLC	15,279	374,947
*	Alnylam Pharmaceuticals, Inc.	868	124,949
*	Alpha Teknova, Inc.	944	1,680
*	Amedisys, Inc.	700	64,435
*	American Shared Hospital Services	2,300	7,002
#*	AMN Healthcare Services, Inc.	7,401	443,912
*	AngioDynamics, Inc.	5,619	32,534
*	Anika Therapeutics, Inc.	2,097	54,291
#*	Annexon, Inc.	8,814	40,104
*	Arcturus Therapeutics Holdings, Inc.	4,389	112,227
#*	Arcus Biosciences, Inc.	9,823	149,604
*	Artivion, Inc.	5,963	116,994
*	Arvinas, Inc.	6,567	208,634
#*	Astrana Health, Inc.	4,906	182,258
*	Atea Pharmaceuticals, Inc.	5,020	18,574
*	Athira Pharma, Inc.	5,076	10,000
#*	AtriCure, Inc.	8,011	193,225
#	Atrion Corp.	237	100,320
*	aTyr Pharma, Inc.	7,570	11,885
*	Aura Biosciences, Inc.	2,600	19,240
*	Avanos Medical, Inc.	8,252	149,196
#*	Avid Bioservices, Inc.	4,868	37,143
*	Axogen, Inc.	3,119	19,993
*	Axonics, Inc.	2,970	197,713
*	Aytu BioPharma, Inc.	1,474	4,245
*	Azenta, Inc.	9,391	492,652
	Baxter International, Inc.	3,879	156,595
#*	Beam Therapeutics, Inc.	12,226	259,436
#*	BioAtla, Inc.	7,094	15,997
#*	BioLife Solutions, Inc.	6,025	105,678
*	Bioventus, Inc., Class A	1,455	5,762
*	Boston Scientific Corp.	40,160	2,886,299
#*	Brookdale Senior Living, Inc.	39,255	266,541
	Bruker Corp.	17,862	1,393,415
	Cardinal Health, Inc.	14,104	1,453,276

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	CareDx, Inc.	11,682	$90,652
*	Caribou Biosciences, Inc.	20,190	73,290
*	Castle Biosciences, Inc.	3,261	68,774
*	Catalyst Pharmaceuticals, Inc.	17,462	262,803
	Cencora, Inc.	10,171	2,431,378
*	Certara, Inc.	13,073	223,679
	Chemed Corp.	1,845	1,047,960
††	Chinook Therapeutics, Inc.	7,288	9,110
*	Collegium Pharmaceutical, Inc.	6,381	235,650
#	CONMED Corp.	2,358	160,297
*	CorVel Corp.	2,328	556,043
#*	CRISPR Therapeutics AG	20,342	1,077,923
*	Cross Country Healthcare, Inc.	7,273	128,005
#*	CryoPort, Inc.	5,752	93,125
*	Cullinan Therapeutics, Inc.	4,544	122,733
*	CVRx, Inc.	1,624	25,188
	CVS Health Corp.	46,822	3,170,318
#*	Cytek Biosciences, Inc.	1,191	7,158
*	DaVita, Inc.	13,346	1,855,227
*	Day One Biopharmaceuticals, Inc.	5,032	86,047
*	Deciphera Pharmaceuticals, Inc.	12,521	316,406
#*	Definitive Healthcare Corp.	11,662	80,934
*	Denali Therapeutics, Inc.	12,877	198,821
	Dentsply Sirona, Inc.	13,751	412,668
*	Dexcom, Inc.	3,382	430,833
#*	Doximity, Inc., Class A	8,334	202,433
*	Dynavax Technologies Corp.	25,610	291,186
*	Edwards Lifesciences Corp.	9,138	773,714
*	Elanco Animal Health, Inc.	22,686	298,548
*	ElectroCore, Inc.	1,190	7,283
*	Electromed, Inc.	2,532	44,031
	Elevance Health, Inc.	7,193	3,802,076
	Encompass Health Corp.	13,306	1,109,454
*	Enovis Corp.	6,480	357,890
	Ensign Group, Inc.	8,218	972,682
*	Envista Holdings Corp.	24,341	479,031
*	Equillium, Inc.	5,034	7,501
*	Evolent Health, Inc., Class A	12,175	337,734
*	Exact Sciences Corp.	9,427	559,492
*	Exelixis, Inc.	29,289	687,120
#*	Fate Therapeutics, Inc.	16,192	63,958
*	Fortrea Holdings, Inc.	6,933	253,678
*	Fulcrum Therapeutics, Inc.	8,094	57,710
*	Fulgent Genetics, Inc.	3,943	80,240
*	GE HealthCare Technologies, Inc.	27,573	2,102,166
*	Generation Bio Co.	3,669	10,383
*	Glaukos Corp.	434	41,664
*	Globus Medical, Inc., Class A	5,927	295,105
#*	GoodRx Holdings, Inc., Class A	9,207	65,370
#*	Gritstone bio, Inc.	2,876	2,301
*	Haemonetics Corp.	6,406	589,032
*	Halozyme Therapeutics, Inc.	13,388	510,083
#*	Harmony Biosciences Holdings, Inc.	9,137	282,425
*	Health Catalyst, Inc.	9,328	58,020
*	HealthEquity, Inc.	7,876	621,495
	HealthStream, Inc.	4,637	119,495
*	Henry Schein, Inc.	11,488	795,889
*	HilleVax, Inc.	850	11,220
*	Hims & Hers Health, Inc.	16,469	206,357

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Hologic, Inc.	13,705	$1,038,428
	Humana, Inc.	4,268	1,289,320
*	Ideaya Biosciences, Inc.	10,165	413,207
*	IDEXX Laboratories, Inc.	4,599	2,266,203
*	ImmuCell Corp.	1,406	6,903
#*	Immunovant, Inc.	2,300	63,112
*	Inari Medical, Inc.	4,143	154,700
*	Incyte Corp.	7,236	376,634
*	InfuSystem Holdings, Inc.	1,200	9,012
*	Innoviva, Inc.	12,963	195,871
#*	Inozyme Pharma, Inc.	7,058	31,126
#*	Instil Bio, Inc.	806	8,705
*	Insulet Corp.	167	28,714
*	Integer Holdings Corp.	5,238	584,718
*	Integra LifeSciences Holdings Corp.	5,295	154,455
#*	Intellia Therapeutics, Inc.	4,713	100,858
*	Intuitive Surgical, Inc.	2,140	793,127
#*	Iovance Biotherapeutics, Inc.	26,559	312,865
*	IQVIA Holdings, Inc.	17,273	4,003,363
	iRadimed Corp.	1,040	42,234
*	iTeos Therapeutics, Inc.	3,190	34,261
*	KalVista Pharmaceuticals, Inc.	5,292	60,064
#*	Kiniksa Pharmaceuticals Ltd., Class A	5,011	93,806
*	Krystal Biotech, Inc.	3,235	495,343
*	Kura Oncology, Inc.	14,291	280,389
	Laboratory Corp. of America Holdings	6,933	1,396,098
*	Lantheus Holdings, Inc.	9,146	608,575
	LeMaitre Vascular, Inc.	2,909	188,503
*	LENSAR, Inc.	1,586	4,948
#*	LifeStance Health Group, Inc.	13,674	84,505
*	Ligand Pharmaceuticals, Inc.	2,957	206,665
*	Lisata Therapeutics, Inc.	2,185	6,140
*	LivaNova PLC	4,524	252,213
*	Masimo Corp.	2,518	338,444
*	Medpace Holdings, Inc.	3,331	1,293,594
	Medtronic PLC	34,876	2,798,450
	MEI Pharma, Inc.	559	1,705
*	Merit Medical Systems, Inc.	7,916	586,576
*	Mettler-Toledo International, Inc.	843	1,036,637
#*	ModivCare, Inc.	2,214	51,963
*	Molina Healthcare, Inc.	4,260	1,457,346
*	Myriad Genetics, Inc.	18,382	359,736
*	Natera, Inc.	2,672	248,175
	National HealthCare Corp.	2,964	269,339
	National Research Corp.	2,585	88,536
*	Nautilus Biotechnology, Inc.	5,154	13,091
#*	Neogen Corp.	21,477	264,811
#*	NeoGenomics, Inc.	26,304	366,152
*	Neurocrine Biosciences, Inc.	3,855	530,217
*	Neuronetics, Inc.	5,258	17,719
*	Nurix Therapeutics, Inc.	10,865	130,597
#*	Nuvalent, Inc., Class A	1,985	136,727
*	Nuvation Bio, Inc.	11,669	34,890
*	Olema Pharmaceuticals, Inc.	14,066	143,051
*	OmniAb, Inc.	21,724	96,455
*»	OmniAb, Inc.	977	0
*»	OmniAb, Inc.	977	0
*	Omnicell, Inc.	3,092	82,897
*††	Opiant Pharmaceuticals, Inc.	1,079	0

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	OptimizeRx Corp.	1,931	$19,696
*	Option Care Health, Inc.	22,715	678,951
*	OraSure Technologies, Inc.	11,009	58,238
*	Organogenesis Holdings, Inc.	22,325	52,464
*	ORIC Pharmaceuticals, Inc.	8,985	79,338
#*	OrthoPediatrics Corp.	1,750	51,853
*	Ovid therapeutics, Inc.	603	1,839
*	Owens & Minor, Inc.	12,770	315,930
*	Pacira BioSciences, Inc.	3,345	87,806
#	Patterson Cos., Inc.	14,886	379,146
#*††	PDL BioPharma, Inc.	20,904	24,876
*	Pennant Group, Inc.	4,190	87,613
*	Penumbra, Inc.	1,029	202,168
	Phibro Animal Health Corp., Class A	1,552	25,918
#*	Poseida Therapeutics, Inc.	5,649	13,671
	Premier, Inc., Class A	13,380	279,374
*	Prestige Consumer Healthcare, Inc.	8,493	609,458
*	Privia Health Group, Inc.	2,200	40,480
*	Progyny, Inc.	9,961	319,350
*	Protagonist Therapeutics, Inc.	283	7,106
#*	Protara Therapeutics, Inc.	3,333	9,932
#*	Prothena Corp. PLC	5,964	121,308
#*	Puma Biotechnology, Inc.	1,357	6,880
*	Quanterix Corp.	7,318	117,966
	Quest Diagnostics, Inc.	7,759	1,072,139
*	QuidelOrtho Corp.	2,187	88,683
*	R1 RCM, Inc.	29,952	368,110
*	RadNet, Inc.	7,245	351,382
*	Relay Therapeutics, Inc.	19,773	128,920
*	Repligen Corp.	3,676	603,599
#*	Replimune Group, Inc.	9,525	60,484
	ResMed, Inc.	6,268	1,341,289
	Royalty Pharma PLC, Class A	8,759	242,624
*	Sage Therapeutics, Inc.	11,900	165,886
*	Sarepta Therapeutics, Inc.	318	40,278
*	Schrodinger, Inc.	8,318	202,793
	Select Medical Holdings Corp.	20,968	594,862
*	Semler Scientific, Inc.	675	17,233
	SIGA Technologies, Inc.	3,400	29,852
#	Simulations Plus, Inc.	1,496	67,844
*	Sotera Health Co.	2,468	27,642
#*	SpringWorks Therapeutics, Inc.	3,555	165,983
*	STAAR Surgical Co.	1,031	47,385
	STERIS PLC	5,494	1,123,853
	Stryker Corp.	5,471	1,840,991
*	Surmodics, Inc.	898	23,070
*	Sutro Biopharma, Inc.	4,200	14,259
*	Tactile Systems Technology, Inc.	4,604	63,397
*	Tarsus Pharmaceuticals, Inc.	730	22,944
	Teleflex, Inc.	3,043	635,226
*	Trevi Therapeutics, Inc.	6,380	18,693
#*	Twist Bioscience Corp.	7,953	248,372
#	U.S. Physical Therapy, Inc.	2,061	209,212
*	UFP Technologies, Inc.	1,071	220,562
*	United Therapeutics Corp.	4,769	1,117,520
	Utah Medical Products, Inc.	296	19,595
*	Vanda Pharmaceuticals, Inc.	4,700	22,372
#*	Varex Imaging Corp.	5,478	89,017
*	Veeva Systems, Inc., Class A	4,039	801,984

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Veracyte, Inc.	13,611	$266,367
#*	Veradigm, Inc.	15,647	125,020
*	Vericel Corp.	2,712	124,399
*	Verve Therapeutics, Inc.	7,401	44,480
*	Waters Corp.	4,231	1,307,548
*	Werewolf Therapeutics, Inc.	2,746	17,135
	West Pharmaceutical Services, Inc.	1,811	647,396
*	Xencor, Inc.	11,236	235,282
*	Xenon Pharmaceuticals, Inc.	7,316	297,395
#*	Xeris Biopharma Holdings, Inc.	645	1,129
#*	Y-mAbs Therapeutics, Inc.	3,109	47,288
#*	Zentalis Pharmaceuticals, Inc.	7,373	81,545
	Zimmer Biomet Holdings, Inc.	13,145	1,581,081
*	Zimvie, Inc.	3,415	51,908
	Zoetis, Inc.	18,895	3,008,840
*	Zymeworks, Inc.	3,925	33,677

TOTAL HEALTH CARE			90,967,678

INDUSTRIALS — (14.5%)
#*	3D Systems Corp.	8,103	27,145
	A O Smith Corp.	17,385	1,440,173
	AAON, Inc.	7,031	661,547
*	AAR Corp.	5,387	372,457
	ABM Industries, Inc.	11,937	521,647
	ACCO Brands Corp.	1,954	9,418
#	Acme United Corp.	700	28,637
	Acuity Brands, Inc.	3,901	968,618
*	ACV Auctions, Inc., Class A	14,075	245,609
	Advanced Drainage Systems, Inc.	9,166	1,439,062
	AECOM	7,072	653,170
#*	AerSale Corp.	5,650	40,285
	AGCO Corp.	11,396	1,301,309
	Air Lease Corp.	25,058	1,258,914
*	Air Transport Services Group, Inc.	2,193	28,114
	Alamo Group, Inc.	1,643	319,366
*	Alaska Air Group, Inc.	17,956	772,467
	Albany International Corp., Class A	4,589	365,973
*	Alight, Inc., Class A	66,327	598,270
	Allegiant Travel Co.	1,651	90,079
	Allegion PLC	11,474	1,394,779
	Allient, Inc.	2,437	71,623
	Allison Transmission Holdings, Inc.	16,872	1,240,936
	Alta Equipment Group, Inc.	2,593	28,808
#*	Ameresco, Inc., Class A	2,313	48,411
#*	American Airlines Group, Inc.	36,200	489,062
*	American Superconductor Corp.	2,980	36,803
*	American Woodmark Corp.	2,938	270,531
	AMETEK, Inc.	11,753	2,052,779
*	API Group Corp.	22,249	858,144
	Apogee Enterprises, Inc.	3,734	230,687
	Applied Industrial Technologies, Inc.	5,339	978,372
	ARC Document Solutions, Inc.	25,800	68,112
	ArcBest Corp.	4,841	536,915
	Arcosa, Inc.	8,034	610,745
	Argan, Inc.	2,682	161,617
	Aris Water Solutions, Inc., Class A	3,384	47,478
	Armstrong World Industries, Inc.	7,394	849,423
*	Art’s-Way Manufacturing Co., Inc.	3,212	6,071
*	ASGN, Inc.	6,678	644,093

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Astec Industries, Inc.	4,397	$183,795
*	Astronics Corp.	3,705	62,133
*	Astronics Corp., Class B	835	14,066
*	Asure Software, Inc.	4,001	29,567
	Atkore, Inc.	6,451	1,130,860
	Automatic Data Processing, Inc.	17,797	4,304,916
#	Avis Budget Group, Inc.	2,629	250,938
*	AZEK Co., Inc.	13,560	618,878
	AZZ, Inc.	3,732	267,323
	Barnes Group, Inc.	8,640	299,981
	Barrett Business Services, Inc.	1,545	187,718
*	Beacon Roofing Supply, Inc.	11,328	1,116,148
	BGSF, Inc.	1,109	9,504
#*	Blue Bird Corp.	3,575	117,814
*	BlueLinx Holdings, Inc.	1,516	166,260
	Boise Cascade Co.	6,896	912,134
	Booz Allen Hamilton Holding Corp.	12,114	1,788,874
*	Bowman Consulting Group Ltd.	675	21,931
	Brady Corp., Class A	6,607	389,813
*	BrightView Holdings, Inc.	12,222	137,498
	Brink’s Co.	6,787	593,591
	Broadridge Financial Solutions, Inc.	6,861	1,326,986
*	Builders FirstSource, Inc.	12,850	2,349,237
*	CACI International, Inc., Class A	2,544	1,023,273
*	Cadeler AS, ADR	3,216	59,850
	Cadre Holdings, Inc.	2,507	83,608
	Carlisle Cos., Inc.	5,013	1,946,297
	Carrier Global Corp.	27,107	1,666,809
#*	Casella Waste Systems, Inc., Class A	4,858	439,163
	Caterpillar, Inc.	22,679	7,587,713
#*	CBIZ, Inc.	8,891	632,861
*	CECO Environmental Corp.	4,856	104,987
	CH Robinson Worldwide, Inc.	14,899	1,057,829
#*	Chart Industries, Inc.	2,785	401,207
*	Cimpress PLC	3,000	255,810
	Cintas Corp.	2,498	1,644,533
	Civeo Corp.	743	17,252
*	Clean Harbors, Inc.	8,883	1,682,884
	Columbus McKinnon Corp.	4,597	189,718
	Comfort Systems USA, Inc.	4,228	1,308,186
*	Commercial Vehicle Group, Inc.	4,608	27,694
	CompX International, Inc.	811	25,538
	Concentrix Corp.	1	55
*	Concrete Pumping Holdings, Inc.	2,727	18,135
*	Conduent, Inc.	20,948	65,986
*	Construction Partners, Inc., Class A	6,188	319,548
	Copa Holdings SA, Class A	4,511	430,801
*	Copart, Inc.	15,268	829,205
*	Core & Main, Inc., Class A	23,786	1,343,195
#††	Costa Communications, Inc.	99	131
	Covenant Logistics Group, Inc.	2,890	130,599
	CRA International, Inc.	1,211	175,704
	Crane Co.	6,656	931,907
	CSG Systems International, Inc.	5,476	258,686
	CSW Industrials, Inc.	2,176	517,061
	CSX Corp.	106,116	3,525,174
	Cummins, Inc.	9,418	2,660,491
*	Custom Truck One Source, Inc.	21,863	109,096
#*	Dayforce, Inc.	11,172	685,626

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Deere & Co.	14,209	$5,561,545
	Delta Air Lines, Inc.	65,739	3,291,552
#	Deluxe Corp.	9,272	183,122
#*	Distribution Solutions Group, Inc.	2,652	87,436
*	DLH Holdings Corp.	1,100	11,682
*	DNOW, Inc.	18,221	257,098
	Donaldson Co., Inc.	17,549	1,267,038
	Douglas Dynamics, Inc.	4,778	108,174
	Dover Corp.	10,318	1,850,017
#	Dun & Bradstreet Holdings, Inc.	35,682	324,706
*	DXP Enterprises, Inc.	3,336	162,663
*	Dycom Industries, Inc.	4,836	677,137
#	Eastern Co.	312	9,918
	Eaton Corp. PLC	10,394	3,307,994
	EMCOR Group, Inc.	4,966	1,773,706
	Emerson Electric Co.	11,404	1,229,123
*	Energy Recovery, Inc.	4,025	59,973
	Enerpac Tool Group Corp.	8,520	303,568
	EnerSys	6,282	568,207
	Ennis, Inc.	3,943	78,466
	Enpro, Inc.	3,788	568,692
*	Enviri Corp.	3,665	28,514
	Equifax, Inc.	5,520	1,215,449
	Esab Corp.	5,184	548,882
	ESCO Technologies, Inc.	4,269	433,090
#	EVI Industries, Inc.	463	9,501
*	ExlService Holdings, Inc.	15,847	459,563
	Expeditors International of Washington, Inc.	14,698	1,636,034
	Exponent, Inc.	6,414	589,511
	Fastenal Co.	33,210	2,256,287
	Federal Signal Corp.	8,067	655,847
	FedEx Corp.	11,680	3,057,590
	Ferguson PLC	18,168	3,813,463
	First Advantage Corp.	8,639	140,816
	Flowserve Corp.	17,133	807,992
#*	Fluence Energy, Inc.	9,185	163,860
*	Fluor Corp.	17,180	692,869
*	Forrester Research, Inc.	3,647	66,339
	Fortive Corp.	18,985	1,429,001
	Fortune Brands Innovations, Inc.	12,787	934,730
	Forward Air Corp.	3,871	85,239
*	Franklin Covey Co.	2,340	91,120
	Franklin Electric Co., Inc.	6,549	630,472
#	FTAI Infrastructure, Inc.	8,675	62,807
*	FTI Consulting, Inc.	4,598	983,190
*	Gates Industrial Corp. PLC	36,420	641,720
	GATX Corp.	5,801	709,810
*	Gencor Industries, Inc.	1,048	17,785
*	Generac Holdings, Inc.	5,104	693,940
	Genpact Ltd.	21,889	672,868
*	Gibraltar Industries, Inc.	5,712	408,180
	Global Industrial Co.	5,216	200,868
*	GMS, Inc.	6,537	604,803
	Gorman-Rupp Co.	3,516	116,626
	Graco, Inc.	12,465	999,693
*	Graham Corp.	467	13,001
#	Granite Construction, Inc.	9,618	533,799
*	Great Lakes Dredge & Dock Corp.	8,897	58,720
	Greenbrier Cos., Inc.	5,318	262,656

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	9,266	$607,108
*	GXO Logistics, Inc.	12,803	635,797
	H&E Equipment Services, Inc.	5,803	280,227
#*	Hayward Holdings, Inc.	28,179	382,671
*	Healthcare Services Group, Inc.	6,372	67,671
	Heartland Express, Inc.	4,578	45,505
	HEICO Corp.	2,376	492,782
	HEICO Corp., Class A	3,446	571,519
	Heidrick & Struggles International, Inc.	3,052	89,973
	Helios Technologies, Inc.	4,776	215,398
	Herc Holdings, Inc.	4,935	705,853
	Hexcel Corp.	11,394	731,609
	Hillenbrand, Inc.	9,788	467,083
*	Hillman Solutions Corp.	5,647	53,985
#	HireQuest, Inc.	1,219	15,628
	HNI Corp.	6,420	269,319
	Howmet Aerospace, Inc.	22,815	1,522,901
	Hub Group, Inc., Class A	11,878	477,733
	Hubbell, Inc.	5,602	2,075,653
*	Hudson Technologies, Inc.	6,390	63,389
	Hurco Cos., Inc.	876	15,856
*	Huron Consulting Group, Inc.	5,037	469,650
	Hyster-Yale Materials Handling, Inc.	1,943	113,802
	ICF International, Inc.	2,697	389,150
	IDEX Corp.	3,028	667,553
*	IES Holdings, Inc.	2,879	389,011
	Illinois Tool Works, Inc.	11,263	2,749,411
	Ingersoll Rand, Inc.	22,336	2,084,396
#*	Innodata, Inc.	4,000	23,360
*	Innovative Solutions & Support, Inc.	400	2,592
	Insperity, Inc.	4,225	434,879
	Insteel Industries, Inc.	2,607	83,685
	Interface, Inc.	9,368	143,237
	ITT, Inc.	9,145	1,182,814
	Jacobs Solutions, Inc.	5,660	812,380
*	Janus International Group, Inc.	22,008	317,135
	JB Hunt Transport Services, Inc.	9,422	1,531,735
*	JELD-WEN Holding, Inc.	15,474	317,217
*	JetBlue Airways Corp.	56,712	322,124
	John Bean Technologies Corp.	4,296	382,731
	Johnson Controls International PLC	47,356	3,081,455
#	Kadant, Inc.	1,550	424,375
	Karat Packaging, Inc.	1,611	43,658
	KBR, Inc.	15,725	1,021,182
#	Kelly Services, Inc., Class A	6,650	152,551
#	Kennametal, Inc.	15,486	364,386
	Kforce, Inc.	3,986	246,175
*	Kirby Corp.	9,704	1,058,998
	Knight-Swift Transportation Holdings, Inc.	19,235	889,234
	Korn Ferry	8,932	542,351
*	L B Foster Co., Class A	876	20,367
	Landstar System, Inc.	5,285	921,757
*	Legalzoom.com, Inc.	14,184	169,499
	Lennox International, Inc.	2,316	1,073,281
*	Limbach Holdings, Inc.	1,470	66,635
	Lincoln Electric Holdings, Inc.	6,532	1,433,970
	Lindsay Corp.	718	83,396
#*	Liquidity Services, Inc.	3,459	59,702
*	LS Starrett Co., Class A	136	2,191

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	LSI Industries, Inc.	3,205	$46,793
#*	Manitowoc Co., Inc.	5,633	68,159
	ManpowerGroup, Inc.	7,780	587,001
	Marten Transport Ltd.	15,911	269,214
	Masco Corp.	8,924	610,848
*	MasTec, Inc.	10,486	930,003
*	Mastech Digital, Inc.	3,000	26,640
*	Masterbrand, Inc.	24,063	401,130
*	Matrix Service Co.	1,886	21,236
	Matson, Inc.	7,726	832,708
	Matthews International Corp., Class A	3,692	99,610
	Maximus, Inc.	8,637	693,378
*	Mayville Engineering Co., Inc.	932	12,824
	McGrath RentCorp.	40	4,266
*	Middleby Corp.	5,923	823,119
	Miller Industries, Inc.	2,305	112,277
	MillerKnoll, Inc.	10,455	265,871
*	Mistras Group, Inc.	2,600	22,750
*	Montrose Environmental Group, Inc.	2,965	128,740
*	MRC Global, Inc.	16,961	190,472
	MSA Safety, Inc.	3,471	626,168
	MSC Industrial Direct Co., Inc., Class A	7,719	704,282
	Mueller Industries, Inc.	20,100	1,121,982
	Mueller Water Products, Inc., Class A	22,826	361,564
*	MYR Group, Inc.	2,344	389,690
*	NEXTracker, Inc., Class A	8,596	367,823
	NL Industries, Inc.	7,700	63,217
	Nordson Corp.	3,283	847,638
*	Northwest Pipe Co.	1,465	46,367
*	NV5 Global, Inc.	3,253	303,310
	nVent Electric PLC	17,239	1,242,415
	Old Dominion Freight Line, Inc.	7,672	1,394,079
#	Omega Flex, Inc.	981	65,001
*	OPENLANE, Inc.	19,685	338,188
*	Orion Group Holdings, Inc.	4,820	34,270
	Otis Worldwide Corp.	14,948	1,363,258
	Owens Corning	13,917	2,340,979
	PACCAR, Inc.	26,651	2,827,938
*	PAM Transportation Services, Inc.	3,004	51,459
	Pangaea Logistics Solutions Ltd.	3,295	23,724
	Park Aerospace Corp.	1,437	20,506
	Parker-Hannifin Corp.	4,062	2,213,424
	Park-Ohio Holdings Corp.	1,783	45,520
*	Parsons Corp.	12,580	987,656
	Paychex, Inc.	19,384	2,303,013
	Paycom Software, Inc.	1,952	366,937
*	Paycor HCM, Inc.	7,417	128,833
#*	Paylocity Holding Corp.	2,281	353,920
	Pentair PLC	13,278	1,050,157
*	Performant Financial Corp.	10,905	29,007
*	Pioneer Power Solutions, Inc.	7,618	28,948
	Pitney Bowes, Inc.	15,585	66,392
#*	Plug Power, Inc.	27,969	64,608
#	Powell Industries, Inc.	1,301	186,043
	Preformed Line Products Co.	889	107,596
	Primoris Services Corp.	8,827	411,338
*	Proto Labs, Inc.	5,526	168,432
	Quanex Building Products Corp.	5,988	198,921
	Quanta Services, Inc.	8,825	2,281,792

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Quest Resource Holding Corp.	1,570	$15,920
*	Radiant Logistics, Inc.	4,889	24,152
*	RBC Bearings, Inc.	1,865	456,086
*	RCM Technologies, Inc.	1,905	36,100
	Regal Rexnord Corp.	8,462	1,365,513
	Republic Services, Inc.	9,323	1,787,219
*	Resideo Technologies, Inc.	24,305	474,677
	Resources Connection, Inc.	5,098	56,333
	REV Group, Inc.	10,564	230,929
	Robert Half, Inc.	15,436	1,067,245
#*	Rocket Lab USA, Inc.	70,758	266,050
	Rockwell Automation, Inc.	8,925	2,418,318
	Rollins, Inc.	17,303	771,022
	Rush Enterprises, Inc., Class A	10,810	474,775
	Rush Enterprises, Inc., Class B	2,925	119,662
*	RXO, Inc.	17,768	335,993
	Ryder System, Inc.	8,414	1,025,246
*	Saia, Inc.	135	53,572
	Schneider National, Inc., Class B	5,578	115,353
	Sensata Technologies Holding PLC	17,075	654,143
#*	Shoals Technologies Group, Inc., Class A	567	4,791
	Shyft Group, Inc.	4,649	50,581
*	SIFCO Industries, Inc.	1,584	4,980
	Simpson Manufacturing Co., Inc.	5,786	1,006,128
#*	SiteOne Landscape Supply, Inc.	4,790	751,503
	Snap-on, Inc.	4,102	1,099,172
#	Southwest Airlines Co.	23,260	603,364
*	SPX Technologies, Inc.	6,066	738,899
	SS&C Technologies Holdings, Inc.	16,750	1,036,658
	Standex International Corp.	1,849	319,655
	Stanley Black & Decker, Inc.	3,310	302,534
	Steelcase, Inc., Class A	19,291	232,071
*	Stericycle, Inc.	6,591	294,815
*	Sterling Check Corp.	7,439	112,552
*	Sterling Infrastructure, Inc.	4,133	419,913
*	Stratasys Ltd.	12,231	118,885
*	Sun Country Airlines Holdings, Inc.	2,766	36,815
#*	Sunrun, Inc.	18,549	190,869
*	Symbotic, Inc.	777	29,969
*	Taylor Devices, Inc.	619	30,727
#	Tecnoglass, Inc.	8,458	469,842
	Tennant Co.	3,041	354,216
	Terex Corp.	9,959	558,202
	Tetra Tech, Inc.	4,303	837,880
*	Thermon Group Holdings, Inc.	6,694	213,739
	Timken Co.	10,179	908,170
*	Titan International, Inc.	9,194	101,318
*	Titan Machinery, Inc.	4,124	91,800
#	Toro Co.	12,185	1,067,284
	Trane Technologies PLC	7,866	2,496,196
#*	Transcat, Inc.	665	71,401
	TransDigm Group, Inc.	1,087	1,356,609
	TransUnion	8,471	618,383
*	Trex Co., Inc.	12,672	1,122,106
	TriNet Group, Inc.	5,330	534,972
	Trinity Industries, Inc.	16,456	428,185
*	Triumph Group, Inc.	2,654	35,457
*	TrueBlue, Inc.	2,700	28,134
	TTEC Holdings, Inc.	7,261	52,860

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Tutor Perini Corp.	11,511	$191,428
	Twin Disc, Inc.	300	4,824
*	Uber Technologies, Inc.	11,351	752,231
	UFP Industries, Inc.	10,160	1,145,032
#*	U-Haul Holding Co.	2,403	151,942
	U-Haul Holding Co.	19,666	1,205,919
*	Ultralife Corp.	900	10,530
	UniFirst Corp.	1,651	264,375
	Union Pacific Corp.	29,358	6,962,543
*	United Airlines Holdings, Inc.	26,489	1,363,124
	United Parcel Service, Inc., Class B	31,216	4,603,736
	United Rentals, Inc.	4,978	3,325,254
	Universal Logistics Holdings, Inc.	3,779	168,846
*	Upwork, Inc.	19,919	233,052
#*	Urban-Gro, Inc.	4,919	10,281
*	V2X, Inc.	2,352	114,260
	Valmont Industries, Inc.	2,887	591,258
	Verisk Analytics, Inc.	11,085	2,416,087
*	Verra Mobility Corp.	19,952	470,468
	Vertiv Holdings Co., Class A	20,570	1,913,010
	Vestis Corp.	17,827	328,373
*	Viad Corp.	2,797	96,441
*	Vicor Corp.	3,727	120,680
#	Virco Mfg. Corp.	4,104	43,790
	Wabash National Corp.	9,266	214,137
	Waste Management, Inc.	18,736	3,897,463
#	Watsco, Inc.	3,664	1,640,446
	Watts Water Technologies, Inc., Class A	3,258	646,583
	Werner Enterprises, Inc.	11,037	377,465
	WESCO International, Inc.	5,500	840,125
	Westinghouse Air Brake Technologies Corp.	10,703	1,724,039
*	Wilhelmina International, Inc.	5,495	24,233
*	Willdan Group, Inc.	2,029	57,198
*	Willis Lease Finance Corp.	856	41,610
*	WillScot Mobile Mini Holdings Corp.	25,425	939,708
	WW Grainger, Inc.	3,272	3,014,657
#*	Xometry, Inc., Class A	7,403	132,292
*	XPO, Inc.	15,203	1,633,714
	Xylem, Inc.	12,883	1,683,808
#	Zurn Elkay Water Solutions Corp.	16,066	502,545

TOTAL INDUSTRIALS			258,483,247

INFORMATION TECHNOLOGY — (27.5%)
#*	908 Devices, Inc.	2,993	17,060
	A10 Networks, Inc.	9,966	130,156
	Accenture PLC, Class A	28,651	8,621,372
*	ACI Worldwide, Inc.	15,333	522,855
	Adeia, Inc.	16,257	159,969
*	Adobe, Inc.	17,768	8,223,563
	Advanced Energy Industries, Inc.	4,534	434,539
*	Advanced Micro Devices, Inc.	33,142	5,249,030
*	Akamai Technologies, Inc.	8,710	879,100
*	Alarm.com Holdings, Inc.	6,524	433,846
*	Alkami Technology, Inc.	7,875	189,551
*	Alpha & Omega Semiconductor Ltd.	4,851	106,091
*	Altair Engineering, Inc., Class A	500	40,225
*	Ambarella, Inc.	8,657	397,962
	Amdocs Ltd.	12,531	1,052,479
	American Software, Inc., Class A	3,966	40,096

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amkor Technology, Inc.	39,490	$1,277,502
	Amphenol Corp., Class A	14,478	1,748,508
*	Amtech Systems, Inc.	531	2,559
	Analog Devices, Inc.	12,059	2,419,156
*	Appfolio, Inc., Class A	200	45,356
	Apple, Inc.	519,048	88,409,446
	Applied Materials, Inc.	39,656	7,877,664
#*	Applied Optoelectronics, Inc.	5,044	49,683
*	AppLovin Corp., Class A	11,893	839,289
*	Arista Networks, Inc.	9,104	2,335,722
*	Arrow Electronics, Inc.	9,211	1,175,968
*	Aspen Technology, Inc.	2,811	553,402
*	AstroNova, Inc.	760	13,125
*	Atlassian Corp., Class A	622	107,171
#*	Aurora Innovation, Inc.	89,937	249,575
*	Autodesk, Inc.	7,230	1,538,906
#*	AvePoint, Inc.	11,542	89,681
#*	Aviat Networks, Inc.	1,998	66,833
	Avnet, Inc.	15,306	748,004
*	Axcelis Technologies, Inc.	5,425	561,596
*	AXT, Inc.	5,700	17,100
	Badger Meter, Inc.	2,960	541,443
#	Bel Fuse, Inc., Class B	1,646	96,653
	Belden, Inc.	7,461	606,355
	Benchmark Electronics, Inc.	5,652	170,747
#	Bentley Systems, Inc., Class B	12,191	640,393
*	Blackbaud, Inc.	5,863	456,845
*	BlackLine, Inc.	4,404	255,652
*	Box, Inc., Class A	14,613	380,230
	Broadcom, Inc.	9,071	11,794,749
*	Cadence Design Systems, Inc.	2,539	699,825
*	Calix, Inc.	8,048	223,171
*	CCC Intelligent Solutions Holdings, Inc.	47,819	536,529
	CDW Corp.	9,309	2,251,475
*	Cerence, Inc.	4,314	39,301
*	CEVA, Inc.	2,055	41,655
*	Ciena Corp.	15,108	698,443
*	Cirrus Logic, Inc.	7,141	632,478
	Cisco Systems, Inc.	178,077	8,366,057
*	Cleanspark, Inc.	3,215	52,662
#*	Clearfield, Inc.	1,082	32,590
	Climb Global Solutions, Inc.	200	12,892
*	Cloudflare, Inc., Class A	1,700	148,580
	Cognex Corp.	6,830	283,718
	Cognizant Technology Solutions Corp., Class A	26,175	1,719,174
*	Coherent Corp.	8,530	465,994
*	Cohu, Inc.	7,663	232,342
*	CommVault Systems, Inc.	1,024	104,929
*	Comtech Telecommunications Corp.	4,100	7,708
*	Confluent, Inc., Class A	5,713	160,650
*	Consensus Cloud Solutions, Inc.	2,448	28,495
#*	Corsair Gaming, Inc.	4,108	45,599
#*	CPS Technologies Corp.	10,220	18,703
#	Crane NXT Co.	7,858	477,845
*	Credo Technology Group Holding Ltd.	19,604	350,323
*	Crowdstrike Holdings, Inc., Class A	593	173,476
#*	CS Disco, Inc.	10,006	75,545
#	CTS Corp.	5,074	232,136
#*	Daily Journal Corp.	277	92,850

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Daktronics, Inc.	7,928	$74,920
*	Datadog, Inc., Class A	1,743	218,747
	Dell Technologies, Inc., Class C	10,159	1,266,218
#*	Diebold Nixdorf, Inc.	2,314	73,261
#*	Digi International, Inc.	6,419	196,807
#*»	Digital Turbine, Inc.	9,959	19,022
*	DigitalOcean Holdings, Inc.	8,292	272,475
*	Diodes, Inc.	6,214	453,684
*	DocuSign, Inc.	4,999	282,943
	Dolby Laboratories, Inc., Class A	5,761	447,399
*	DoubleVerify Holdings, Inc.	21,241	622,361
*	Dropbox, Inc., Class A	18,219	421,952
*	DXC Technology Co.	18,833	367,055
*	Dynatrace, Inc.	8,619	390,527
#*	E2open Parent Holdings, Inc.	42,155	204,452
#*	Eastman Kodak Co.	3,861	17,375
*	Elastic NV	800	81,776
#*	Enfusion, Inc., Class A	2,171	20,212
*	Enphase Energy, Inc.	4,282	465,710
	Entegris, Inc.	5,244	697,032
*	Envestnet, Inc.	7,888	489,608
*	EPAM Systems, Inc.	2,284	537,334
*	ePlus, Inc.	4,283	329,277
#*	Everspin Technologies, Inc.	2,500	18,550
*	Extreme Networks, Inc.	5,827	65,262
*	F5, Inc.	6,242	1,031,865
*	Fabrinet	3,942	682,242
*	Fair Isaac Corp.	961	1,089,130
#*	FARO Technologies, Inc.	2,355	44,156
*	Fastly, Inc., Class A	8,706	110,131
*	First Solar, Inc.	6,484	1,143,129
*	Five9, Inc.	4,243	244,270
*	Flex Ltd.	26,168	749,713
*	FormFactor, Inc.	10,578	471,673
*	Fortinet, Inc.	17,098	1,080,252
*	Frequency Electronics, Inc.	400	3,840
*	Freshworks, Inc., Class A	28,682	511,974
*	Gartner, Inc.	3,552	1,465,520
	Gen Digital, Inc.	53,331	1,074,086
*	Gitlab, Inc., Class A	3,180	166,855
*	Globant SA	4,566	815,442
*	GoDaddy, Inc., Class A	7,440	910,507
*	Grid Dynamics Holdings, Inc.	5,238	51,175
*	Guidewire Software, Inc.	4,215	465,336
	Hackett Group, Inc.	6,384	138,469
#*	Harmonic, Inc.	12,292	132,016
*	HashiCorp, Inc., Class A	8,076	262,147
	Hewlett Packard Enterprise Co.	88,199	1,499,383
	HP, Inc.	31,351	880,650
*	HubSpot, Inc.	457	276,426
*	Ichor Holdings Ltd.	6,745	261,571
*	Identiv, Inc.	2,636	13,285
#*	Infinera Corp.	31,476	151,714
#*	Informatica, Inc., Class A	10,105	312,952
	Information Services Group, Inc.	6,970	23,489
#*	Insight Enterprises, Inc.	3,841	701,251
*	Intapp, Inc.	2,086	64,499
	Intel Corp.	124,198	3,784,313
#	InterDigital, Inc.	6,851	676,399

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	International Business Machines Corp.	43,893	$7,295,017
*	inTEST Corp.	5,747	64,769
	Intuit, Inc.	3,830	2,396,125
*	IPG Photonics Corp.	4,108	344,990
*	Itron, Inc.	7,757	714,575
	Jabil, Inc.	19,321	2,267,513
#*	Jamf Holding Corp.	13,130	255,641
*	JFrog Ltd.	8,216	327,654
*	Keysight Technologies, Inc.	11,693	1,729,862
*	Kimball Electronics, Inc.	4,412	92,343
	KLA Corp.	5,350	3,687,702
*	Knowles Corp.	25,917	410,266
	Kulicke & Soffa Industries, Inc.	10,024	463,911
*	Kyndryl Holdings, Inc.	23,311	458,294
	Lam Research Corp.	5,163	4,617,839
#*	Lantronix, Inc.	3,593	13,510
#*	Lattice Semiconductor Corp.	8,208	563,069
#*	LGL Group, Inc.	276	1,573
	Littelfuse, Inc.	3,580	825,691
*	LiveRamp Holdings, Inc.	10,964	352,054
*	Lumentum Holdings, Inc.	5,488	240,155
#*	MACOM Technology Solutions Holdings, Inc.	5,764	587,640
*	Magnachip Semiconductor Corp.	3,475	17,445
*	Manhattan Associates, Inc.	3,939	811,670
*	Marathon Digital Holdings, Inc.	29,860	479,552
	Marvell Technology, Inc.	25,671	1,691,976
*	MaxLinear, Inc.	4,581	95,239
*	MeridianLink, Inc.	7,744	129,170
	Methode Electronics, Inc.	3,301	40,239
	Microchip Technology, Inc.	45,991	4,230,252
	Micron Technology, Inc.	30,510	3,446,410
	Microsoft Corp.	215,871	84,045,056
*	Mirion Technologies, Inc.	23,890	259,684
#*	Mitek Systems, Inc.	6,206	78,382
	MKS Instruments, Inc.	5,893	701,149
*	MongoDB, Inc.	607	221,664
	Monolithic Power Systems, Inc.	1,413	945,763
	Motorola Solutions, Inc.	3,296	1,117,838
*	M-Tron Industries, Inc.	138	3,831
*	N-able, Inc.	18,654	228,698
	Napco Security Technologies, Inc.	1,980	80,586
#*	Navitas Semiconductor Corp.	8,969	38,836
*	nCino, Inc.	14,917	434,980
*	NCR Voyix Corp.	17,156	210,161
	NetApp, Inc.	17,550	1,793,786
*	NETGEAR, Inc.	3,401	50,267
*	NetScout Systems, Inc.	11,956	230,273
	Network-1 Technologies, Inc.	3,500	6,615
*	nLight, Inc.	9,133	104,025
*	Nortech Systems, Inc.	3,549	60,475
*	Novanta, Inc.	2,553	399,545
*	Nutanix, Inc., Class A	3,818	231,753
	NVE Corp.	473	38,502
	NVIDIA Corp.	97,954	84,632,487
	NXP Semiconductors NV	12,216	3,129,617
*	Okta, Inc.	14,404	1,339,284
*	Olo, Inc., Class A	11,261	54,053
*	ON Semiconductor Corp.	39,223	2,751,886
	ON24, Inc.	5,345	35,224

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Onto Innovation, Inc.	4,409	$817,825
*	Optical Cable Corp.	2,889	8,089
	Oracle Corp.	63,773	7,254,179
*	OSI Systems, Inc.	2,831	372,107
*	Palantir Technologies, Inc., Class A	46,325	1,017,760
*	Palo Alto Networks, Inc.	1,962	570,726
#*	PAR Technology Corp.	709	29,977
	PC Connection, Inc.	4,626	286,673
*	PDF Solutions, Inc.	3,755	112,950
	Pegasystems, Inc.	4,620	274,520
*	Perficient, Inc.	5,584	263,900
*	Photronics, Inc.	10,999	301,483
*	Plexus Corp.	4,564	461,010
	Power Integrations, Inc.	6,313	421,203
#*	PowerSchool Holdings, Inc., Class A	20,854	361,191
*	Procore Technologies, Inc.	5,803	397,041
	Progress Software Corp.	6,898	343,658
*	PTC, Inc.	5,560	986,566
*	Pure Storage, Inc., Class A	9,095	458,388
#*	Q2 Holdings, Inc.	6,006	308,648
*	Qorvo, Inc.	8,781	1,025,972
	QUALCOMM, Inc.	51,008	8,459,677
*	Qualys, Inc.	3,722	610,073
*	Rambus, Inc.	13,025	714,031
*	Red Violet, Inc.	881	14,783
*	RF Industries Ltd.	4,019	11,555
*	Ribbon Communications, Inc.	18,693	59,257
	Richardson Electronics Ltd.	900	9,477
#*	Riot Platforms, Inc.	27,514	278,167
*	Rogers Corp.	2,176	259,140
	Roper Technologies, Inc.	2,360	1,207,046
	Salesforce, Inc.	16,660	4,480,540
*	Samsara, Inc., Class A	1,489	52,011
*	Sanmina Corp.	10,807	655,661
	Sapiens International Corp. NV	6,295	193,886
*	ScanSource, Inc.	6,325	263,247
	Seagate Technology Holdings PLC	11,231	964,855
*	SecureWorks Corp., Class A	6,200	37,758
*	SEMrush Holdings, Inc., Class A	5,621	68,801
*	SentinelOne, Inc., Class A	24,174	510,797
*	ServiceNow, Inc.	840	582,397
*	Silicon Laboratories, Inc.	3,684	447,569
#*	SiTime Corp.	442	39,391
	Skyworks Solutions, Inc.	11,053	1,178,139
*	SMART Global Holdings, Inc.	6,946	126,903
#*	SmartRent, Inc.	41,231	95,656
*	Smartsheet, Inc., Class A	7,951	300,786
*	Snowflake, Inc., Class A	1,202	186,550
#*	SolarEdge Technologies, Inc.	1,447	84,867
	SolarWinds Corp.	21,869	240,996
#*	Sono-Tek Corp.	1,854	8,269
*	Sprinklr, Inc., Class A	19,738	230,737
*	SPS Commerce, Inc.	1,755	305,142
*	Squarespace, Inc., Class A	8,103	282,471
*	Super Micro Computer, Inc.	7,652	6,571,538
*	Synaptics, Inc.	5,180	465,993
*	Synchronoss Technologies, Inc.	1,264	7,976
*	Synopsys, Inc.	1,417	751,846
	Taitron Components, Inc., Class A	1,898	5,988

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TD SYNNEX Corp.	9,963	$1,174,040
	TE Connectivity Ltd.	14,289	2,021,608
*	Teledyne Technologies, Inc.	2,374	905,634
#*	Telos Corp.	5,291	18,201
*	Teradata Corp.	11,043	409,695
	Teradyne, Inc.	9,522	1,107,599
	Texas Instruments, Inc.	34,063	6,009,394
*	TransAct Technologies, Inc.	6,400	34,240
*	Trimble, Inc.	11,115	667,678
*	Trio-Tech International	100	620
*	TTM Technologies, Inc.	21,137	315,575
*	Turtle Beach Corp.	3,238	45,656
*	Twilio, Inc., Class A	18,203	1,089,996
*	Tyler Technologies, Inc.	1,249	576,476
*	UiPath, Inc., Class A	36,052	683,906
*	Ultra Clean Holdings, Inc.	7,722	323,011
*	Unisys Corp.	4,980	27,041
#*	Unity Software, Inc.	27,012	655,581
	Universal Display Corp.	3,291	519,912
*	Upland Software, Inc.	16,500	35,640
*	Varonis Systems, Inc.	4,295	187,906
*	Veeco Instruments, Inc.	8,733	308,624
*	Verint Systems, Inc.	6,720	203,482
*	VeriSign, Inc.	4,029	682,835
#*	Vertex, Inc., Class A	1,394	40,607
*	Viant Technology, Inc., Class A	2,000	17,580
#*	Viasat, Inc.	8,850	140,804
*	Viavi Solutions, Inc.	18,540	146,466
	Vishay Intertechnology, Inc.	22,767	526,828
*	Vishay Precision Group, Inc.	1,676	55,308
	Vontier Corp.	25,529	1,037,243
*	Western Digital Corp.	18,173	1,287,194
#*	Wolfspeed, Inc.	5,199	140,529
*	Workday, Inc., Class A.	1,069	261,616
	Xerox Holdings Corp.	18,300	243,207
*	Xperi, Inc.	5,663	59,518
*	Zebra Technologies Corp., Class A	3,423	1,076,739
*	Zoom Video Communications, Inc., Class A	480	29,328
*	Zscaler, Inc.	254	43,927

TOTAL INFORMATION TECHNOLOGY			490,921,823

MATERIALS — (4.0%)
	Albemarle Corp.	6,834	822,199
	Amcor PLC	132,984	1,188,877
#	American Vanguard Corp.	4,707	53,613
#*	Ampco-Pittsburgh Corp.	16,800	34,440
	AptarGroup, Inc.	7,061	1,019,467
#*	Arcadium Lithium PLC	46,256	203,526
	Ashland, Inc.	8,244	785,900
*	Aspen Aerogels, Inc.	1,330	20,828
*	ATI, Inc.	16,576	989,587
	Avery Dennison Corp.	8,103	1,760,620
	Avient Corp.	12,540	531,947
*	Axalta Coating Systems Ltd.	34,635	1,088,924
	Balchem Corp.	3,669	518,723
	Ball Corp.	21,046	1,464,170
	Berry Global Group, Inc.	21,077	1,193,801
#*	Bioceres Crop Solutions Corp.	1,800	21,240
	Cabot Corp.	7,589	692,344

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Carpenter Technology Corp.	6,731	$576,847
	Celanese Corp.	6,992	1,074,041
	Chemours Co.	21,659	579,378
*	Clearwater Paper Corp.	2,420	108,997
*	Coeur Mining, Inc.	43,448	196,385
	Commercial Metals Co.	17,936	963,881
#	Compass Minerals International, Inc.	5,626	70,044
*	Core Molding Technologies, Inc.	1,483	26,724
	Corteva, Inc.	32,710	1,770,592
	Crown Holdings, Inc.	16,544	1,357,766
	Dow, Inc.	51,463	2,928,245
	DuPont de Nemours, Inc.	25,522	1,850,345
	Eastman Chemical Co.	12,649	1,194,572
	Ecolab, Inc.	5,929	1,340,843
	Element Solutions, Inc.	39,809	920,782
	FMC Corp.	8,230	485,652
	Fortitude Gold Corp.	2,144	10,506
	Freeport-McMoRan, Inc.	2,254	112,565
#*	Gatos Silver, Inc.	7,170	68,617
	Graphic Packaging Holding Co.	47,460	1,226,841
	Greif, Inc., Class A	4,024	246,591
	Greif, Inc., Class B	2,718	169,821
	Hawkins, Inc.	3,498	265,043
	HB Fuller Co.	8,435	630,179
	Hecla Mining Co.	86,095	407,229
	Huntsman Corp.	27,441	654,742
*	Idaho Strategic Resources, Inc.	1,730	14,725
*	Ingevity Corp.	3,657	187,019
	Innospec, Inc.	3,617	434,040
	International Flavors & Fragrances, Inc.	11,629	984,395
	International Paper Co.	33,242	1,161,475
#*	Intrepid Potash, Inc.	1,065	21,428
	Kaiser Aluminum Corp.	2,446	221,339
*	Knife River Corp.	5,852	457,568
	Koppers Holdings, Inc.	4,884	250,452
	Kronos Worldwide, Inc.	12,803	146,594
	Louisiana-Pacific Corp.	14,189	1,038,493
*	LSB Industries, Inc.	10,754	100,012
	LyondellBasell Industries NV, Class A	28,407	2,839,848
	Martin Marietta Materials, Inc.	3,043	1,786,454
	Materion Corp.	3,754	431,485
	Mercer International, Inc.	9,632	97,572
#*	Metallus, Inc.	10,539	216,682
	Minerals Technologies, Inc.	5,993	436,830
	Mosaic Co.	28,502	894,678
	Myers Industries, Inc.	5,581	122,224
	NewMarket Corp.	1,553	818,307
	Newmont Corp.	39,689	1,612,961
*	Nexa Resources SA	11,001	80,197
	Northern Technologies International Corp.	1,079	19,098
	Nucor Corp.	21,412	3,608,564
*	O-I Glass, Inc.	25,029	374,434
	Olympic Steel, Inc.	2,171	138,010
	Packaging Corp. of America	8,157	1,410,998
	Pactiv Evergreen, Inc.	6,024	91,806
*	Perimeter Solutions SA	4,700	32,900
	PPG Industries, Inc.	10,700	1,380,300
	Quaker Chemical Corp.	1,223	228,126
	Radius Recycling, Inc.	5,467	95,235

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Ranpak Holdings Corp.	4,240	$30,698
*	Rayonier Advanced Materials, Inc.	15,838	59,076
	Reliance, Inc.	6,479	1,844,701
††	Resolute Forest Products, Inc.	12,553	17,825
	Royal Gold, Inc.	5,346	642,215
	RPM International, Inc.	13,525	1,445,958
	Ryerson Holding Corp.	5,986	170,900
	Sealed Air Corp.	10,249	322,639
	Sensient Technologies Corp.	6,028	441,370
	Sherwin-Williams Co.	9,540	2,858,279
	Silgan Holdings, Inc.	18,127	845,806
	Sonoco Products Co.	14,729	825,560
#	Southern Copper Corp.	5,806	677,386
	Steel Dynamics, Inc.	22,410	2,915,989
	Stepan Co.	3,841	318,765
*	Summit Materials, Inc., Class A	14,945	581,360
	Sylvamo Corp.	5,906	369,125
	TriMas Corp.	7,022	182,502
#	Trinseo PLC	3,565	9,305
	Tronox Holdings PLC	4,200	71,358
	U.S. Lime & Minerals, Inc.	600	186,000
	Vulcan Materials Co.	6,953	1,791,301
	Westlake Corp.	828	122,014
	Westrock Co.	15,353	736,330
	Worthington Steel, Inc.	9,015	277,572

TOTAL MATERIALS			71,105,717

REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	30,507
*	CBRE Group, Inc., Class A	16,592	1,441,679
*	Compass, Inc., Class A	10,266	32,338
*	CoStar Group, Inc.	16,553	1,515,096
*	Cushman & Wakefield PLC	36,843	355,535
#	DigitalBridge Group, Inc.	21,239	349,169
	Douglas Elliman, Inc.	6,720	9,139
*	Forestar Group, Inc.	9,106	282,195
*	FRP Holdings, Inc.	2,900	87,899
*	Howard Hughes Holdings, Inc.	1,543	100,542
*	Jones Lang LaSalle, Inc.	5,248	948,314
#	Kennedy-Wilson Holdings, Inc.	21,966	188,688
	Marcus & Millichap, Inc.	8,399	265,996
	Newmark Group, Inc., Class A	29,807	285,253
*	Opendoor Technologies, Inc.	86,505	172,145
*	Rafael Holdings, Inc., Class B	1,879	2,988
	RE/MAX Holdings, Inc., Class A	1,146	8,045
	St. Joe Co.	7,837	448,276
*	Stratus Properties, Inc.	889	20,162
*	Tejon Ranch Co.	3,436	57,656
*	Zillow Group, Inc., Class A	5,612	235,704
*	Zillow Group, Inc., Class C	17,587	748,679

TOTAL REAL ESTATE			7,586,005

UTILITIES — (0.9%)
#*	Altus Power, Inc.	30,820	113,109
	American States Water Co.	4,161	294,765
	American Water Works Co., Inc.	6,942	849,145
	Artesian Resources Corp., Class A	900	31,482
	Atmos Energy Corp.	6,376	751,730

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	Avangrid, Inc.	4,275	$156,166
#	Brookfield Renewable Corp., Class A	13,254	308,023
	California Water Service Group	4,692	230,471
	CenterPoint Energy, Inc.	17,862	520,499
	Chesapeake Utilities Corp.	1,966	208,140
	Clearway Energy, Inc., Class A	4,357	94,590
	Clearway Energy, Inc., Class C	7,141	166,957
	Consolidated Edison, Inc.	11,925	1,125,720
	Consolidated Water Co. Ltd.	959	24,407
	Constellation Energy Corp.	6,301	1,171,608
	Edison International	12,623	896,990
	Essential Utilities, Inc.	13,988	511,681
	Eversource Energy	7,386	447,739
	Exelon Corp.	30,258	1,137,096
	Genie Energy Ltd., Class B	2,801	42,827
	Middlesex Water Co.	1,498	75,979
#*	Montauk Renewables, Inc.	3,055	10,998
	New Jersey Resources Corp.	14,903	651,112
#	Northwest Natural Holding Co.	1,640	62,566
	NRG Energy, Inc.	16,666	1,211,118
	ONE Gas, Inc.	3,622	233,691
	Ormat Technologies, Inc.	7,776	496,342
	Public Service Enterprise Group, Inc.	15,919	1,099,685
*	Pure Cycle Corp.	3,694	35,241
	RGC Resources, Inc.	150	3,093
	Sempra	19,197	1,375,081
	SJW Group	2,694	146,688
	Southwest Gas Holdings, Inc.	6,774	505,476
	Spire, Inc.	4,326	267,304
#*	Sunnova Energy International, Inc.	12,870	54,183
	UGI Corp.	5,580	142,625
	Unitil Corp.	1,532	78,040
	York Water Co.	1,162	41,263

TOTAL UTILITIES			15,573,630

TOTAL COMMON STOCKS			1,737,096,899

	PREFERRED STOCKS — (0.0%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	22,796

	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	3,380	89,198

TOTAL PREFERRED STOCKS			111,994

	TOTAL INVESTMENT SECURITIES (Cost $861,416,345)		1,737,208,893

	TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 5.250%.	6,811,940	6,811,940

	SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	3,422,329	39,589,499

	TOTAL INVESTMENTS — (100.0%) (Cost $907,816,630).		$1,783,610,332

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$136,717,941	$10,418	—		$136,728,359
Consumer Discretionary	206,234,168	11,139	—		206,245,307
Consumer Staples	104,220,097	17,729	—		104,237,826
Energy	51,965,014	—	—		51,965,014
Financials	303,282,293	—	—		303,282,293
Health Care	90,901,123	—	$66,555		90,967,678
Industrials	258,483,116	—	131		258,483,247
Information Technology	490,902,801	19,022	—		490,921,823
Materials	71,087,892	—	17,825		71,105,717
Real Estate	7,586,005	—	—		7,586,005
Utilities	15,573,630	—	—		15,573,630
Preferred Stocks
Communication Services	22,796	—	—		22,796
Industrials	89,198	—	—		89,198
Temporary Cash Investments	6,811,940	—	—		6,811,940
Securities Lending Collateral	—	39,589,499	—		39,589,499

Total Investments in Securities	$1,743,878,014	$39,647,807	$84,511	<>	$1,783,610,332

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.2%)
	Accent Group Ltd.	106,242	$129,084
	Acrow Ltd.	62,819	45,912
#	Adairs Ltd.	53,102	72,783
*	Alkane Resources Ltd.	83,562	33,438
	ALS Ltd.	85,554	715,318
	Altium Ltd.	13,546	572,317
#*	AMA Group Ltd.	363,712	14,010
	AMP Ltd.	717,835	505,237
	Ampol Ltd.	50,708	1,197,408
	Ansell Ltd.	39,399	647,762
	ANZ Group Holdings Ltd.	123,939	2,236,346
	APA Group	70,414	375,763
#*	Arafura Rare Earths Ltd.	317,136	40,492
	ARB Corp. Ltd.	16,626	408,160
*	Arcadium Lithium PLC, CDI	29,802	124,784
#	ARN Media Ltd.	64,154	34,565
	ASX Ltd.	5,761	235,338
	Atlas Arteria Ltd.	137,725	458,684
	AUB Group Ltd.	13,294	241,105
*	Audinate Group Ltd.	4,029	48,371
*	Aurelia Metals Ltd.	350,163	45,022
	Aurizon Holdings Ltd.	467,804	1,149,044
#*	Aussie Broadband Ltd.	30,837	73,553
#	Austin Engineering Ltd.	32,800	10,665
#	Australian Clinical Labs Ltd.	43,106	67,661
	Australian Ethical Investment Ltd.	22,186	67,030
	Australian Finance Group Ltd.	46,965	45,426
#*	Australian Strategic Materials Ltd.	7,438	4,859
	Auswide Bank Ltd.	10,377	29,229
	Baby Bunting Group Ltd.	28,930	34,258
#	Bank of Queensland Ltd.	183,432	724,584
	Bapcor Ltd.	92,579	346,642
	Base Resources Ltd.	44,322	7,164
	Beach Energy Ltd.	449,253	460,028
#	Beacon Lighting Group Ltd.	6,740	12,669
	Bega Cheese Ltd.	78,103	207,055
	Bell Financial Group Ltd.	31,306	27,283
*	Bellevue Gold Ltd.	137,164	154,981
	Bendigo & Adelaide Bank Ltd.	100,006	626,850
	BlueScope Steel Ltd.	82,695	1,206,968
#	Boral Ltd.	47,002	172,952
#*	Boss Energy Ltd.	41,233	129,778
	Brambles Ltd.	132,503	1,246,542
*	Bravura Solutions Ltd.	80,328	71,010
	Breville Group Ltd.	20,276	333,839
#*††	BWX Ltd.	37,285	0
	Capitol Health Ltd.	196,117	30,360
*	Capricorn Metals Ltd.	79,581	251,922
	CAR Group Ltd.	18,031	390,975
*	Carnarvon Energy Ltd.	459,128	57,797
#*	Catapult Group International Ltd.	10,074	9,281
	Cedar Woods Properties Ltd.	21,211	65,181
#*	Cettire Ltd.	67,541	128,389
	Challenger Ltd.	116,168	500,499
	Champion Iron Ltd.	101,475	459,867

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Cleanaway Waste Management Ltd.	331,084	$572,766
#	Clinuvel Pharmaceuticals Ltd.	5,875	56,746
#*	Coast Entertainment Holdings Ltd.	99,253	31,259
	Cochlear Ltd.	4,511	941,031
	Codan Ltd.	29,559	208,321
#	COG Financial Services Ltd.	12,921	9,900
#*	Cogstate Ltd.	10,170	9,259
	Coles Group Ltd.	108,303	1,129,515
	Collins Foods Ltd.	32,032	205,341
	Commonwealth Bank of Australia	69,026	5,057,503
	Computershare Ltd.	44,255	777,488
*	Cooper Energy Ltd.	747,953	98,164
	Credit Corp. Group Ltd.	12,857	134,546
	CSR Ltd.	133,419	760,993
	Data#3 Ltd.	35,101	172,645
*	De Grey Mining Ltd.	80,810	67,247
	Deterra Royalties Ltd.	54,769	173,366
	Dicker Data Ltd.	24,463	168,525
	Domain Holdings Australia Ltd.	40,407	76,365
	Domino’s Pizza Enterprises Ltd.	10,807	272,611
	Downer EDI Ltd.	209,776	629,759
	Duratec Ltd.	15,941	10,529
	Eagers Automotive Ltd.	33,993	273,838
	Elanor Investor Group	20,923	16,219
	Elders Ltd.	45,371	246,509
	Emeco Holdings Ltd.	92,682	43,008
*	Emerald Resources NL	116,059	261,260
#*	EML Payments Ltd.	83,082	53,504
	Enero Group Ltd.	29,929	32,124
	EQT Holdings Ltd.	3,817	74,885
	Euroz Hartleys Group Ltd.	26,027	14,651
	Evolution Mining Ltd.	407,402	1,050,601
	EVT Ltd.	24,267	185,725
	Fenix Resources Ltd.	52,089	9,452
*	Finbar Group Ltd.	8,281	4,249
#*††	Firefinch Ltd.	64,123	1,558
*	FleetPartners Group Ltd.	80,526	186,455
	Fleetwood Ltd.	27,378	28,502
#	Flight Centre Travel Group Ltd.	37,050	503,584
	Fortescue Ltd.	189,076	3,133,829
	G8 Education Ltd.	293,389	230,452
#*	Galan Lithium Ltd.	26,215	5,506
	Generation Development Group Ltd.	5,030	7,412
*	Genesis Minerals Ltd.	54,853	61,340
	GR Engineering Services Ltd.	13,879	20,496
	GrainCorp Ltd., Class A	60,232	330,954
	Grange Resources Ltd.	182,933	49,245
	GUD Holdings Ltd.	38,246	251,153
	GWA Group Ltd.	66,995	110,694
	Hansen Technologies Ltd.	40,406	122,438
	Harvey Norman Holdings Ltd.	209,629	615,641
	Helia Group Ltd.	115,071	295,357
#	Helloworld Travel Ltd.	7,605	13,339
	Horizon Oil Ltd.	274,967	31,030
*	Hot Chili Ltd.	8,052	6,439
	HUB24 Ltd.	5,170	132,836
#	Humm Group Ltd.	118,837	35,605
#	IDP Education Ltd.	33,142	345,568
	IGO Ltd.	66,005	328,750

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Iluka Resources Ltd.	109,519	$532,548
	Imdex Ltd.	127,237	170,635
*	Immutep Ltd.	75,259	20,726
	Incitec Pivot Ltd.	96,832	173,870
	Infomedia Ltd.	73,305	78,005
	Inghams Group Ltd.	103,441	244,833
	Insignia Financial Ltd.	159,659	249,862
	Insurance Australia Group Ltd.	354,223	1,467,539
#	Integral Diagnostics Ltd.	37,470	61,641
#*	ioneer Ltd.	78,000	9,686
	IPD Group Ltd.	5,381	15,875
	IPH Ltd.	44,233	178,058
*	IRESS Ltd.	2,083	11,384
	IVE Group Ltd.	30,663	42,303
*	James Hardie Industries PLC, CDI	38,040	1,307,737
	JB Hi-Fi Ltd.	27,180	1,060,620
	Johns Lyng Group Ltd.	48,695	174,622
	Jupiter Mines Ltd.	187,826	35,752
*	Karoon Energy Ltd.	226,663	279,760
	Kelly Partners Group Holdings Ltd.	2,398	10,604
#	Kelsian Group Ltd.	34,330	122,008
#	Kogan.com Ltd.	4,740	15,410
	Lendlease Corp. Ltd.	108,281	446,556
#*††	Leo Lithium Ltd.	45,802	5,608
	Lifestyle Communities Ltd.	23,922	182,523
	Lindsay Australia Ltd.	39,884	24,542
	Link Administration Holdings Ltd.	83,004	119,786
	Lovisa Holdings Ltd.	18,314	369,102
	Lycopodium Ltd.	5,847	46,483
*	Lynas Rare Earths Ltd.	89,858	375,728
	MA Financial Group Ltd.	15,872	47,097
	Maas Group Holdings Ltd.	13,779	38,336
	Macmahon Holdings Ltd.	251,756	40,464
	Macquarie Group Ltd.	9,436	1,129,887
*	Macquarie Technology Group Ltd.	1,426	75,017
#	Mader Group Ltd.	1,542	6,674
	Magellan Financial Group Ltd.	50,146	284,736
	MaxiPARTS Ltd.	3,934	6,120
	McMillan Shakespeare Ltd.	17,072	203,779
	Medibank Pvt Ltd.	245,365	562,342
*	Megaport Ltd.	10,500	89,906
#*	Mesoblast Ltd.	118,754	75,410
*	Metals X Ltd.	186,167	54,225
	Michael Hill International Ltd.	22,149	9,438
	Mineral Resources Ltd.	17,676	801,824
*	MMA Offshore Ltd.	78,122	131,761
	Monadelphous Group Ltd.	21,451	184,262
	Monash IVF Group Ltd.	93,983	89,014
*	Mount Gibson Iron Ltd.	137,627	39,422
	Myer Holdings Ltd.	137,263	67,273
	MyState Ltd.	29,519	68,292
*	Nanosonics Ltd.	7,694	14,236
	National Australia Bank Ltd.	176,579	3,827,795
	Navigator Global Investments Ltd.	89,839	107,435
	Netwealth Group Ltd.	36,369	457,759
*	NEXTDC Ltd.	37,933	402,677
	nib holdings Ltd.	106,892	510,467
	Nick Scali Ltd.	20,475	205,335
#	Nine Entertainment Co. Holdings Ltd.	387,299	377,505

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Northern Star Resources Ltd.	102,436	$970,964
#*	Novonix Ltd.	27,236	15,029
	Nufarm Ltd.	99,400	328,545
*	Nuix Ltd.	26,457	35,053
	Objective Corp. Ltd.	4,722	38,083
*	OFX Group Ltd.	53,605	57,504
*	Omni Bridgeway Ltd.	45,736	36,735
	oOh!media Ltd.	126,515	136,784
	Orica Ltd.	104,160	1,206,041
	Orora Ltd.	269,220	377,364
	Pacific Current Group Ltd.	12,386	80,524
*	Paladin Energy Ltd.	5,392	47,853
*††	Panoramic Resources Ltd.	425,943	7,174
*	Pantoro Ltd.	263,284	14,577
	Peet Ltd.	95,638	73,416
	PeopleIN Ltd.	4,454	2,783
	Perenti Ltd.	161,977	99,421
	Perpetual Ltd.	17,836	271,187
*	PEXA Group Ltd.	25,044	194,799
#	Pilbara Minerals Ltd.	284,914	725,363
	Pinnacle Investment Management Group Ltd.	8,490	60,830
	Platinum Asset Management Ltd.	79,558	54,757
#*	Praemium Ltd.	43,406	13,723
	Premier Investments Ltd.	24,522	471,696
	Pro Medicus Ltd.	7,858	561,415
#	Propel Funeral Partners Ltd.	13,803	47,821
	PSC Insurance Group Ltd.	27,352	94,717
	PWR Holdings Ltd.	15,753	119,249
*	Qantas Airways Ltd.	80,744	304,639
	QANTM Intellectual Property Ltd.	9,599	10,244
	QBE Insurance Group Ltd.	151,404	1,731,906
	Qube Holdings Ltd.	279,636	594,860
	Ramelius Resources Ltd.	308,380	409,069
	REA Group Ltd.	3,826	438,567
#*	ReadyTech Holdings Ltd.	5,650	12,416
*	Red 5 Ltd.	730,296	209,174
	Reece Ltd.	15,729	279,027
	Regis Healthcare Ltd.	36,443	92,736
*	Regis Resources Ltd.	205,750	289,815
#	Reject Shop Ltd.	5,557	15,267
	Reliance Worldwide Corp. Ltd.	166,584	546,784
	Resimac Group Ltd.	15,412	9,802
*	Resolute Mining Ltd.	490,328	133,204
*	Retail Food Group Ltd.	248,387	11,265
	Ridley Corp. Ltd.	79,105	115,415
	Rio Tinto Ltd.	38,117	3,172,262
*	RPMGlobal Holdings Ltd.	20,125	32,131
*	Sandfire Resources Ltd.	188,360	1,134,496
	Santos Ltd.	627,314	3,078,458
	SEEK Ltd.	18,521	286,109
#*	Select Harvests Ltd.	41,373	93,379
	Servcorp Ltd.	12,793	33,927
	Service Stream Ltd.	167,325	137,811
	Seven Group Holdings Ltd.	23,911	581,004
#*	Seven West Media Ltd.	229,807	31,058
	SG Fleet Group Ltd.	23,107	46,861
	Shaver Shop Group Ltd.	20,068	14,800
	Sigma Healthcare Ltd.	449,343	365,892
*	Silver Lake Resources Ltd.	247,418	228,315

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Silver Mines Ltd.	98,188	$10,307
	Sims Ltd.	45,692	350,196
	SmartGroup Corp. Ltd.	26,522	162,624
#	Solvar Ltd.	51,879	32,290
	Sonic Healthcare Ltd.	41,651	715,800
	Southern Cross Electrical Engineering Ltd.	71,652	57,020
#	Southern Cross Media Group Ltd.	72,250	44,577
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	130,096	70,289
*	St Barbara Ltd.	218,829	36,923
	Steadfast Group Ltd.	67,385	245,242
	Suncorp Group Ltd.	100,883	1,077,471
	Super Retail Group Ltd.	48,128	447,512
*	Superloop Ltd.	133,620	115,784
#*	Syrah Resources Ltd.	136,351	44,983
	Technology One Ltd.	65,405	677,413
	Telstra Group Ltd.	276,005	652,093
*	Temple & Webster Group Ltd.	3,647	26,617
	TPG Telecom Ltd.	49,085	141,867
	Transurban Group	83,788	672,688
*	Tuas Ltd.	44,136	113,619
#*	Tyro Payments Ltd.	28,247	17,333
	Ventia Services Group Pty. Ltd.	175,912	409,408
Ω	Viva Energy Group Ltd.	227,605	498,340
*	Webjet Ltd.	41,618	218,455
	Wesfarmers Ltd.	51,660	2,213,074
*	West African Resources Ltd.	254,103	215,315
	Westgold Resources Ltd.	154,708	221,020
	Westpac Banking Corp.	124,431	2,066,344
	WiseTech Global Ltd.	6,223	366,613
	Woodside Energy Group Ltd.	208,020	3,727,095
	Woolworths Group Ltd.	57,381	1,177,292
	Worley Ltd.	50,838	490,749
*	Xero Ltd.	3,748	290,988
	XRF Scientific Ltd.	14,353	13,356
#*	Zip Co. Ltd.	39,184	30,709

TOTAL AUSTRALIA			93,942,127

AUSTRIA — (0.6%)
	Addiko Bank AG	3,243	63,872
	Agrana Beteiligungs AG	3,424	49,025
	ANDRITZ AG	15,680	855,870
#	AT&S Austria Technologie & Systemtechnik AG	7,195	159,771
Ω	BAWAG Group AG	11,943	713,126
	CA Immobilien Anlagen AG	6,860	223,134
	DO & Co. AG	2,000	306,363
	Erste Group Bank AG	36,908	1,721,207
*	Eurotelesites AG	9,418	35,373
	EVN AG	10,282	316,004
*	FACC AG	1,800	12,072
*	Immofinanz AG	16,120	111,164
*	Lenzing AG	2,074	67,017
	Oesterreichische Post AG	5,063	161,293
	OMV AG	29,842	1,416,045
	Palfinger AG	2,089	46,948
	POLYTEC Holding AG	2,968	11,101
	Porr AG	6,091	92,325
	Raiffeisen Bank International AG	13,015	240,372
*	Rosenbauer International AG	724	23,036

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Schoeller-Bleckmann Oilfield Equipment AG	671	$32,638
	Semperit AG Holding	1,531	18,961
	Strabag SE	861	36,589
	Telekom Austria AG	37,674	323,586
*	UBM Development AG	1,080	21,976
	UNIQA Insurance Group AG	12,216	107,154
#	Verbund AG	5,027	384,018
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	299,072
	voestalpine AG	31,432	839,394
	Wienerberger AG	19,059	681,079
	Zumtobel Group AG	7,953	50,833

TOTAL AUSTRIA			9,420,418

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	7,101	1,220,571
	Ageas SA	41,392	1,899,957
*	AGFA-Gevaert NV	41,313	52,586
*	Argenx SE, ADR	634	238,067
	Atenor	7,138	45,598
	Azelis Group NV	6,820	163,870
	Barco NV	6,310	87,539
	Bekaert SA	11,558	578,313
#	bpost SA	27,871	109,747
	Cie d’Entreprises CFE	2,314	18,884
	Colruyt Group NV	13,561	627,362
	Deceuninck NV	28,149	76,414
	Deme Group NV	2,106	334,338
	D’ieteren Group	1,674	361,119
	Econocom Group SA	22,710	53,186
	Elia Group SA	4,172	401,687
	EVS Broadcast Equipment SA	2,765	99,814
	Fagron	15,426	299,291
	Gimv NV	5,644	263,478
	Greenyard NV	2,112	12,031
#	Immobel SA	938	28,045
#	Ion Beam Applications	2,271	30,387
	Jensen-Group NV	1,201	46,713
	KBC Group NV	48,610	3,610,953
	Kinepolis Group NV	3,384	144,174
	Lotus Bakeries NV	92	924,924
	Melexis NV	4,507	376,632
*	Ontex Group NV	18,660	188,038
	Proximus SADP	42,194	310,873
	Recticel SA	11,663	153,604
	Sipef NV	865	52,028
	Solvay SA	19,322	624,168
*	Syensqo SA	19,322	1,790,988
	Tessenderlo Group SA	7,071	181,450
	UCB SA	4,632	614,250
#	Umicore SA	36,007	797,563
	Van de Velde NV	1,542	57,377
	VGP NV	3,457	376,116

TOTAL BELGIUM			17,252,135

CANADA — (10.3%)
*	5N Plus, Inc.	15,100	51,224
	Acadian Timber Corp.	3,200	40,655
	ADENTRA, Inc.	4,480	138,567

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Aecon Group, Inc.	18,295	$224,726
	Ag Growth International, Inc.	5,000	192,533
	AGF Management Ltd., Class B	15,987	91,510
#	Agnico Eagle Mines Ltd.	47,402	3,002,280
*	Aimia, Inc.	17,250	29,572
*	Air Canada	49,923	736,887
	Alamos Gold, Inc., Class A	70,298	1,034,056
	Alimentation Couche-Tard, Inc.	18,100	1,003,182
#	AltaGas Ltd.	55,064	1,207,156
*	Altius Renewable Royalties Corp.	1,700	11,460
	Altus Group Ltd.	4,016	147,378
	Amerigo Resources Ltd.	45,106	56,684
	Andlauer Healthcare Group, Inc.	4,588	139,008
*	Argonaut Gold, Inc.	81,374	24,826
*	Aritzia, Inc.	22,786	589,905
*	Ascot Resources Ltd.	34,500	17,793
	Atco Ltd., Class I	11,767	321,132
*	ATS Corp.	19,224	632,450
*	AutoCanada, Inc.	4,621	81,098
	B2Gold Corp.	320,014	811,487
	Badger Infrastructure Solution	9,786	319,530
#*	Ballard Power Systems, Inc.	36,179	95,151
	Bank of Montreal	40,391	3,607,757
	Bank of Nova Scotia	70,226	3,222,933
#	Baytex Energy Corp.	48,258	178,779
#	BCE, Inc.	6,089	200,018
	Bird Construction, Inc.	15,630	214,925
	Black Diamond Group Ltd.	15,142	93,163
#*	BlackBerry Ltd.	13,100	36,549
	BMTC Group, Inc.	3,210	33,554
*	Bombardier, Inc., Class A	256	11,678
*	Bombardier, Inc., Class B	13,394	610,222
*	Bonterra Energy Corp.	6,000	25,845
#	Boralex, Inc., Class A	9,066	181,959
	Boyd Group Services, Inc.	6,139	1,147,977
	Bridgemarq Real Estate Services	3,000	29,964
	Brookfield Corp., Class A	58,825	2,360,059
	Brookfield Infrastructure Corp., Class A	15,537	473,339
	Brookfield Reinsurance Ltd.	3,410	136,980
	BRP, Inc.	5,068	340,971
*	Calfrac Well Services Ltd.	12,400	38,011
	Calian Group Ltd.	1,700	67,869
#	Cameco Corp.	11,541	526,615
	Canaccord Genuity Group, Inc.	29,719	188,462
#	Canacol Energy Ltd.	7,861	28,266
#*	Canada Goose Holdings, Inc.	4,613	52,073
	Canadian Imperial Bank of Commerce	61,614	2,876,444
#	Canadian National Railway Co.	23,382	2,839,504
	Canadian Pacific Kansas City Ltd.	13,132	1,029,954
#	Canadian Tire Corp. Ltd., Class A	11,255	1,087,279
	Canadian Utilities Ltd., Class A	14,815	331,243
	Canadian Western Bank	25,281	484,997
*	Canfor Corp.	30,580	322,316
*	Capstone Copper Corp.	94,775	656,090
	Cascades, Inc.	40,103	269,169
*	Cathedral Energy Services Ltd.	24,000	15,342
	CCL Industries, Inc., Class B	27,956	1,427,601
	Celestica, Inc.	31,426	1,361,689
	Centerra Gold, Inc.	57,303	348,817

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	CES Energy Solutions Corp.	66,800	$275,129
*	CGI, Inc.	20,812	2,107,277
	CI Financial Corp.	37,644	444,624
#*	Cineplex, Inc.	1,096	6,918
*	Cipher Pharmaceuticals, Inc.	3,000	18,719
	Cogeco Communications, Inc.	3,747	148,530
	Cogeco, Inc.	1,876	69,949
#	Colliers International Group, Inc.	5,856	609,337
	Computer Modelling Group Ltd.	21,890	174,592
	Constellation Software, Inc.	1,052	2,708,446
	Converge Technology Solutions Corp.	29,245	113,653
	Corus Entertainment, Inc., Class B	54,490	20,187
	Definity Financial Corp.	9,843	328,112
#*	Denison Mines Corp.	97,775	194,605
*	dentalcorp Holdings Ltd.	8,175	37,233
*	Descartes Systems Group, Inc.	4,255	394,821
	Dexterra Group, Inc.	10,672	45,660
	Dollarama, Inc.	24,451	2,039,700
	Doman Building Materials Group Ltd.	23,870	133,165
*	Dorel Industries, Inc., Class B	8,016	35,461
#	DREAM Unlimited Corp., Class A	9,274	121,253
	Dundee Precious Metals, Inc.	65,285	494,149
	Dye & Durham Ltd.	4,990	53,211
	Dynacor Group, Inc.	9,100	34,505
	ECN Capital Corp.	37,965	48,537
	E-L Financial Corp. Ltd.	200	159,807
*	Eldorado Gold Corp.	65,211	929,611
	Element Fleet Management Corp.	103,182	1,646,685
	Empire Co. Ltd., Class A	35,822	834,498
#	Enbridge, Inc.	57,314	2,037,360
#	Endeavour Mining PLC	37,160	776,587
#*	Endeavour Silver Corp.	31,151	81,927
	Enerflex Ltd.	11,299	66,027
	Enghouse Systems Ltd.	10,052	217,666
*	Ensign Energy Services, Inc.	37,617	69,679
	EQB, Inc.	9,400	567,489
#*	Equinox Gold Corp.	73,994	400,326
#*	ERO Copper Corp.	16,104	328,362
	Evertz Technologies Ltd.	7,206	72,968
	Exchange Income Corp.	6,358	214,204
	Exco Technologies Ltd.	6,801	34,928
#	Extendicare, Inc.	18,318	96,470
	Fairfax Financial Holdings Ltd.	4,317	4,693,493
	Fiera Capital Corp.	22,653	112,882
	Finning International, Inc.	36,735	1,152,497
*	Firan Technology Group Corp.	3,300	12,034
	Firm Capital Mortgage Investment Corp.	9,400	73,539
	First Majestic Silver Corp.	61,467	409,985
#*	First Mining Gold Corp.	44,500	5,172
	First National Financial Corp.	4,925	137,198
	First Quantum Minerals Ltd.	42,727	542,526
	FirstService Corp.	5,794	851,511
*	Fission Uranium Corp.	72,500	56,877
	Foraco International SA	13,200	28,190
*	Forsys Metals Corp.	28,000	18,305
*	Fortuna Silver Mines, Inc.	73,817	335,129
#	Freehold Royalties Ltd.	34,200	352,024
	Frontera Energy Corp.	5,333	36,763
*	Galiano Gold, Inc.	35,902	57,896

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	GDI Integrated Facility Services, Inc.	3,200	$86,424
	George Weston Ltd.	7,389	972,408
#	GFL Environmental, Inc.	19,931	635,799
	Gibson Energy, Inc.	41,324	677,802
	Gildan Activewear, Inc.	31,411	1,088,713
	goeasy Ltd.	3,750	479,534
*	GoGold Resources, Inc.	11,234	11,261
#*	GoldMoney, Inc.	1,160	6,758
	Great-West Lifeco, Inc.	30,379	898,361
	Guardian Capital Group Ltd., Class A	5,228	174,577
*	Haivision Systems, Inc.	100	333
	Hammond Power Solutions, Inc.	1,900	159,215
	Headwater Exploration, Inc.	51,934	282,182
*	Heroux-Devtek, Inc.	8,414	114,049
	High Liner Foods, Inc.	5,650	54,626
#	HLS Therapeutics, Inc.	700	2,364
	Hudbay Minerals, Inc.	98,990	833,434
Ω	Hydro One Ltd.	17,900	501,379
	iA Financial Corp., Inc.	25,000	1,515,636
*	IAMGOLD Corp.	123,812	439,793
	IGM Financial, Inc.	14,464	361,534
*	Imperial Metals Corp.	8,315	16,006
	Information Services Corp.	3,800	73,176
	Innergex Renewable Energy, Inc.	24,649	143,780
	Intact Financial Corp.	12,516	2,057,164
*	Interfor Corp.	14,669	186,153
#*	Ivanhoe Mines Ltd., Class A	13,175	178,582
Ω	Jamieson Wellness, Inc.	5,532	105,082
#*	Journey Energy, Inc.	5,500	14,423
*	K92 Mining, Inc.	42,102	223,867
*	Karora Resources, Inc.	21,675	84,392
	K-Bro Linen, Inc.	2,121	53,231
#	Keyera Corp.	41,897	1,074,930
*	Kinaxis, Inc.	1,366	145,456
	Kinross Gold Corp.	390,138	2,516,558
*	Kiwetinohk Energy Corp.	1,200	10,931
*	Knight Therapeutics, Inc.	22,871	95,860
#	KP Tissue, Inc.	3,500	20,899
	Labrador Iron Ore Royalty Corp.	12,609	275,417
#*	Largo, Inc.	4,043	6,462
	Lassonde Industries, Inc., Class A	1,212	126,795
#	Laurentian Bank of Canada	13,048	243,871
	Leon’s Furniture Ltd.	8,006	131,839
*	Lightspeed Commerce, Inc.	37,286	487,701
	Linamar Corp.	14,754	694,804
	Loblaw Cos. Ltd.	15,654	1,716,623
*	Lucara Diamond Corp.	114,752	30,425
	Lundin Gold, Inc.	20,970	285,002
	Lundin Mining Corp.	167,701	1,914,982
	Magellan Aerospace Corp.	4,737	27,252
	Magna International, Inc.	54,596	2,609,654
	Mainstreet Equity Corp.	900	111,205
*	Major Drilling Group International, Inc.	15,288	106,166
*	Mandalay Resources Corp.	5,100	8,447
	Manulife Financial Corp.	107,818	2,514,316
#	Maple Leaf Foods, Inc.	13,035	230,751
	Martinrea International, Inc.	20,136	167,477
*	Mattr Corp.	16,371	193,957
#*	MDA Ltd.	15,800	163,205

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Medical Facilities Corp.	6,857	$56,285
	Melcor Developments Ltd.	3,200	26,360
	Metro, Inc.	19,368	990,754
	Morguard Corp.	700	56,274
	MTY Food Group, Inc.	5,624	201,813
#	Mullen Group Ltd.	24,478	227,239
	National Bank of Canada	51,008	4,095,757
	Neo Performance Materials, Inc.	3,400	14,102
*	New Gold, Inc.	152,827	264,213
*	NFI Group, Inc.	6,471	53,116
	North American Construction Group Ltd.	10,692	225,347
	North West Co., Inc.	12,809	363,060
	Northland Power, Inc.	51,322	783,260
	Nutrien Ltd.	86,315	4,554,782
	OceanaGold Corp.	199,907	432,734
	Onex Corp.	17,120	1,214,623
	Open Text Corp.	23,715	837,377
*	Orla Mining Ltd.	32,010	125,479
	Osisko Gold Royalties Ltd.	30,897	475,370
*	Osisko Mining, Inc.	98,703	217,962
#	Pan American Silver Corp.	68,830	1,269,279
	Park Lawn Corp.	7,200	86,035
	Parkland Corp.	39,725	1,223,795
	Pason Systems, Inc.	18,604	211,494
	Pembina Pipeline Corp.	44,174	1,554,848
	PHX Energy Services Corp.	13,038	84,859
	Pizza Pizza Royalty Corp.	7,900	77,069
	Polaris Renewable Energy, Inc.	9,400	79,002
	PrairieSky Royalty Ltd.	33,624	640,655
*	Precision Drilling Corp.	4,298	301,544
	Premium Brands Holdings Corp.	6,591	431,851
	Primo Water Corp.	37,730	711,965
	Propel Holdings, Inc.	2,400	38,790
	Quarterhill, Inc.	31,600	40,170
	Quebecor, Inc., Class B	32,494	672,469
	RB Global, Inc.	7,425	531,481
*	Real Matters, Inc.	10,100	37,710
#	Restaurant Brands International, Inc.	15,606	1,183,715
#	Richelieu Hardware Ltd.	11,988	338,310
	Rogers Communications, Inc., Class B	37,587	1,408,192
	Rogers Sugar, Inc.	24,400	92,343
	Royal Bank of Canada	88,674	8,585,623
	Russel Metals, Inc.	18,045	508,194
	Sandstorm Gold Ltd.	35,844	195,708
*	Sangoma Technologies Corp.	1,400	6,081
	Saputo, Inc.	38,816	746,348
#	Savaria Corp.	6,800	81,552
*	Seabridge Gold, Inc.	9,312	139,680
	Secure Energy Services, Inc.	69,338	587,282
*	Shopify, Inc., Class A	6,770	475,254
	Sienna Senior Living, Inc.	11,000	107,071
#*	SilverCrest Metals, Inc.	27,473	224,709
Ω	Sleep Country Canada Holdings, Inc.	8,995	178,574
	SNC-Lavalin Group, Inc.	22,030	845,898
*	Source Energy Services Ltd.	3,700	44,105
Ω	Spin Master Corp.	5,831	127,408
	Sprott, Inc.	2,451	96,373
	SSR Mining, Inc.	57,515	308,304
	Stantec, Inc.	17,625	1,403,085

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Stelco Holdings, Inc.	9,500	$275,411
	Stella-Jones, Inc.	15,995	929,270
*Ω	STEP Energy Services Ltd.	6,300	17,939
	StorageVault Canada, Inc.	33,326	114,504
	Sun Life Financial, Inc.	55,131	2,814,271
#*	SunOpta, Inc.	700	4,585
	Superior Plus Corp.	62,540	423,854
	Supremex, Inc.	2,200	6,217
	Sylogist Ltd.	3,900	25,440
	Tamarack Valley Energy Ltd.	153,299	415,360
*	Taseko Mines Ltd.	48,479	119,732
	TELUS Corp.	8,903	142,989
*	TELUS International CDA, Inc.	6,325	53,197
	TerraVest Industries, Inc.	1,300	68,208
	TFI International, Inc.	10,280	1,338,852
	Thomson Reuters Corp.	4,286	647,615
#	Tidewater Midstream & Infrastructure Ltd.	71,300	36,773
	Timbercreek Financial Corp.	25,035	135,663
	TMX Group Ltd.	20,943	554,514
	Topaz Energy Corp.	13,412	222,031
*	Torex Gold Resources, Inc.	20,090	283,112
	Toromont Industries Ltd.	13,530	1,238,354
	Toronto-Dominion Bank	78,210	4,639,454
	Total Energy Services, Inc.	13,308	93,576
*	Transat AT, Inc.	6,918	18,091
#	Transcontinental, Inc., Class A	24,024	238,381
	Trican Well Service Ltd.	61,315	186,175
	Tricon Residential, Inc.	34,591	387,567
	Triple Flag Precious Metals Corp.	7,456	120,143
*	Trisura Group Ltd.	5,012	153,092
	Vecima Networks, Inc.	1,615	23,463
	VersaBank	2,400	23,745
*	Victoria Gold Corp.	11,300	56,720
*	Vitalhub Corp.	6,200	27,878
	Wajax Corp.	7,375	181,234
*	Wall Financial Corp.	700	10,175
	Waste Connections, Inc.	6,901	1,118,583
#*	Well Health Technologies Corp.	26,439	70,099
*	Wesdome Gold Mines Ltd.	21,184	158,497
	West Fraser Timber Co. Ltd.	16,988	1,301,140
	Western Forest Products, Inc.	95,411	37,426
	Westshore Terminals Investment Corp.	8,046	154,766
	Wheaton Precious Metals Corp.	11,638	606,805
#*	WildBrain Ltd.	21,563	15,977
	Winpak Ltd.	6,205	193,229
	WSP Global, Inc.	9,281	1,408,280
*	Yangarra Resources Ltd.	16,900	14,363
#	Yellow Pages Ltd.	2,901	20,441

TOTAL CANADA			156,289,997

CHINA — (0.0%)
*	AustAsia Group Ltd.	3,824	519
*	China Gold International Resources Corp. Ltd.	56,934	325,893
	PAX Global Technology Ltd.	50,000	41,834
	SIIC Environment Holdings Ltd.	305,800	36,908

TOTAL CHINA			405,154

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (1.8%)
*	ALK-Abello AS	32,472	$601,998
	Alm Brand AS	198,447	344,100
*	Ambu AS, Class B	46,359	741,258
	AP Moller - Maersk AS, Class A	150	212,728
	AP Moller - Maersk AS, Class B	176	255,036
*	Bang & Olufsen AS	27,144	36,807
	BankNordik P	1,197	27,132
	cBrain AS	1,564	62,344
	Coloplast AS, Class B	15,611	1,882,142
	Columbus AS	25,009	35,038
	Danske Bank AS	61,163	1,760,699
*	Demant AS	22,837	1,090,512
	Dfds AS	9,894	302,278
	DSV AS	9,819	1,394,979
	FLSmidth & Co. AS	14,063	701,789
*	GN Store Nord AS	31,954	861,994
#	GronlandsBANKEN AS	259	23,753
*	H&H International AS, Class B	3,579	37,420
	ISS AS	34,147	639,348
	Jeudan AS	1,620	48,160
	Jyske Bank AS	15,613	1,263,245
	Matas AS	10,756	173,263
*Ω	Netcompany Group AS	12,580	456,379
*	Nilfisk Holding AS	3,833	80,442
*	NKT AS	15,981	1,325,693
*Ω	NNIT AS	3,366	51,201
#	North Media AS	2,064	17,842
	Novonesis (Novozymes) B, Class B	24,795	1,373,066
#*	NTG Nordic Transport Group AS, Class A	1,316	53,244
*Ω	Orsted AS	4,517	248,247
	Pandora AS	24,859	3,783,537
	Parken Sport & Entertainment AS	1,139	19,161
	Per Aarsleff Holding AS	5,371	251,670
	Ringkjoebing Landbobank AS	7,641	1,284,118
	Rockwool AS, Class A	1,003	325,998
	Rockwool AS, Class B	2,447	797,694
#*	RTX AS	1,768	24,548
	Schouw & Co. AS	3,662	293,778
	Solar AS, Class B	1,805	84,451
	SP Group AS	1,755	54,442
	Spar Nord Bank AS	24,008	424,764
	Sparekassen Sjaelland-Fyn AS	1,955	60,345
	Svitzer AS	652	21,909
	Sydbank AS	16,028	815,015
*	TCM Group AS	1,798	13,607
	Tivoli AS	661	68,530
	Topdanmark AS	12,033	502,003
	TORM PLC, Class A	12,022	415,288
	Tryg AS	55,216	1,092,848
	UIE PLC	3,870	122,923
*	Vestas Wind Systems AS	40,593	1,087,837

TOTAL DENMARK			27,646,603

FINLAND — (1.6%)
	Aktia Bank OYJ	15,644	159,467
	Alandsbanken Abp, Class B	1,334	46,828
	Alma Media OYJ	6,819	72,035
	Aspo OYJ	5,171	32,482
	Atria OYJ	4,031	40,380

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Cargotec OYJ, Class B	11,710	$923,568
	Citycon OYJ	11,056	45,231
	Digia OYJ	3,511	19,894
	Elisa OYJ	23,400	1,055,091
Ω	Enento Group OYJ	2,714	47,779
	eQ OYJ	1,501	21,662
	Fiskars OYJ Abp	6,389	119,355
	F-Secure OYJ	15,090	33,190
	Gofore OYJ	928	23,839
	Harvia OYJ	4,363	189,874
	Huhtamaki OYJ	24,149	925,446
#*	Incap OYJ	2,299	21,975
	Kamux Corp.	5,559	31,557
	Kemira OYJ	29,190	635,634
	Kesko OYJ, Class A	18,527	324,927
	Kesko OYJ, Class B	73,669	1,257,705
*	Kojamo OYJ	21,170	233,861
	Kone OYJ, Class B	27,467	1,338,934
	Konecranes OYJ	19,503	1,024,987
	Lassila & Tikanoja OYJ	7,680	71,305
*	Lindex Group OYJ	7,864	24,168
*	Mandatum OYJ	66,276	307,142
	Marimekko OYJ	8,031	109,191
	Metsa Board OYJ, Class B	34,526	248,279
	Metso OYJ	111,976	1,269,483
	Neste OYJ	30,584	693,312
	Nokia OYJ	297,535	1,081,644
#	Nokia OYJ, Sponsored ADR	99,322	362,525
	Nokian Renkaat OYJ	33,877	295,373
	Nordea Bank Abp	210,561	2,459,554
	Oma Saastopankki OYJ	1,890	34,639
	Oriola OYJ	2,227	2,422
	Oriola OYJ, Class B	38,503	36,700
#	Outokumpu OYJ	96,285	389,358
	Ponsse OYJ	2,132	52,157
	Puuilo OYJ	10,882	118,563
*	QT Group OYJ	4,536	349,413
	Raisio OYJ, Class V	36,963	75,774
*	Rapala VMC OYJ	1,151	3,647
#*	Remedy Entertainment OYJ	696	14,162
	Revenio Group OYJ	5,089	141,846
	Sampo OYJ, Class A	29,731	1,206,586
	Sanoma OYJ	22,570	163,900
	Scanfil OYJ	3,322	25,956
	Stora Enso OYJ, Class R	98,877	1,317,104
#	Taaleri PLC	3,658	31,538
#	Talenom OYJ	3,569	20,021
	TietoEVRY OYJ	26,876	507,179
	Tokmanni Group Corp.	12,950	196,524
	UPM-Kymmene OYJ	52,586	1,842,882
	Vaisala OYJ, Class A	4,717	176,154
#	Valmet OYJ	37,202	928,228
*	Verkkokauppa.com OYJ	1,932	4,649
	Wartsila OYJ Abp	50,970	940,276
*	WithSecure OYJ	20,438	23,316
	YIT OYJ	30,708	63,745

TOTAL FINLAND			24,214,416

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (7.3%)
#	ABC arbitrage	6,472	$27,342
	Accor SA	31,299	1,371,700
	Aeroports de Paris SA	3,329	422,832
	AKWEL SADIR	2,771	41,312
Ω	ALD SA	11,459	75,360
#	Alstom SA	51,062	805,149
	Altamir	3,848	107,733
	Alten SA	7,930	931,936
Ω	Amundi SA	9,891	690,040
*Ω	Aramis Group SAS	2,426	9,296
	Arkema SA	13,918	1,436,153
	Assystem SA	1,573	90,247
#*	Atos SE	25,226	53,967
	Aubay	1,418	61,949
#	AXA SA	62,944	2,174,814
	Axway Software SA	2,380	63,464
#*	Bastide le Confort Medical	789	15,136
	Beneteau SACA	9,994	129,414
	BioMerieux	3,901	414,692
	BNP Paribas SA	44,394	3,194,675
	Boiron SA	1,017	37,188
	Bollore SE	83,620	542,756
#	Bonduelle SCA	3,955	34,182
*††	Bourbon Corp. SA	3,477	0
#	Bouygues SA	44,565	1,642,456
	Bureau Veritas SA	55,955	1,631,963
	Capgemini SE	10,676	2,243,892
	Carrefour SA	104,406	1,756,446
#	Catana Group	5,629	29,230
	CBo Territoria	5,862	23,170
*	Cegedim SA	1,934	29,689
*	CGG SA	219,297	91,756
	Cie de Saint-Gobain SA	40,652	3,214,868
	Cie des Alpes	5,170	75,043
	Cie Generale des Etablissements Michelin SCA	81,354	3,125,510
#	Cie Plastic Omnium SE	15,935	194,088
#	Clariane SE	17,792	42,484
	Coface SA	31,407	483,310
	Credit Agricole SA	63,648	984,840
	Danone SA	17,675	1,106,231
	Dassault Systemes SE	10,358	406,571
	Derichebourg SA	35,322	149,713
	Edenred SE	18,447	875,345
	Eiffage SA	20,502	2,187,531
*	Ekinops SAS	1,391	4,889
#*Ω	Elior Group SA	38,073	104,535
	Elis SA	63,950	1,435,765
#	Engie SA	196,616	3,413,374
	Equasens	1,085	68,036
#	Eramet SA	2,037	197,311
#	EssilorLuxottica SA	7,241	1,544,010
	Eurazeo SE	12,682	1,142,364
Ω	Euronext NV	13,968	1,257,830
#*	Eutelsat Communications SACA	30,479	122,436
*	Exclusive Networks SA	3,642	77,532
	Fnac Darty SA	3,534	124,771
*	Forvia SE	44,536	708,604
	Gaztransport Et Technigaz SA	11,269	1,570,676
*	Genfit SA	3,129	10,672

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Getlink SE	70,444	$1,199,217
	GL Events SACA	2,690	53,971
	Groupe Crit SA	826	66,271
	Guerbet	2,118	84,634
	Hermes International SCA	1,349	3,229,493
*	ID Logistics Group SACA	761	280,760
	Imerys SA	8,616	276,864
	Infotel SA	935	48,825
	Interparfums SA	2,220	112,613
	Ipsen SA	8,567	1,042,058
	IPSOS SA	11,077	741,246
	Jacquet Metals SACA	3,858	74,703
*	JCDecaux SE	15,054	314,213
	Kaufman & Broad SA	3,216	103,689
	Kering SA	3,867	1,355,264
	Lectra	4,419	150,548
	Legrand SA	16,520	1,697,704
	Linedata Services	158	12,518
	LISI SA	2,450	64,198
	LNA Sante SA	1,295	28,070
	L’Oreal SA	8,848	4,148,413
#*	Lumibird	1,386	18,351
	LVMH Moet Hennessy Louis Vuitton SE	14,435	11,857,429
#Ω	Maisons du Monde SA	7,630	36,605
	Manitou BF SA	2,842	69,916
	Mersen SA	6,067	224,081
#	Metropole Television SA	7,832	110,602
Ω	Neoen SA	10,014	306,480
	Nexans SA	6,710	714,593
	Nexity SA	13,134	147,312
	NRJ Group	4,221	35,147
	Oeneo SA	3,475	37,946
	Orange SA	394,462	4,390,474
#*	Pierre Et Vacances SA	14,537	22,286
	Publicis Groupe SA	21,127	2,331,297
	Quadient SA	8,592	164,413
*††	Recylex SA	3,158	0
	Renault SA	36,196	1,792,909
	Rexel SA	70,679	1,831,988
	Robertet SA	58	54,438
	Rubis SCA	13,853	479,400
	Samse SACA	114	21,737
	Savencia SA	1,171	65,942
	Schneider Electric SE	9,469	2,159,059
	SCOR SE	43,171	1,408,572
	SEB SA	5,068	598,147
	Seche Environnement SACA	643	72,021
	SES SA	104,922	509,027
#*Ω	SMCP SA	10,385	25,004
	Societe BIC SA	6,770	476,087
	Societe Generale SA	62,054	1,672,048
	Societe LDC SADIR	776	123,800
*	SOITEC	3,370	329,493
	Sopra Steria Group	3,410	746,757
	SPIE SA	34,312	1,247,607
	Stef SA	1,222	165,669
#	STMicroelectronics NV	71,858	2,843,697
	Sword Group	2,115	80,846
	Synergie SE	2,431	93,051

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Technip Energies NV	33,017	$777,551
	Teleperformance SE	11,280	1,021,796
#	Television Francaise 1 SA	14,108	128,827
	Thermador Groupe	1,751	149,643
#	Tikehau Capital SCA	5,921	138,551
	Totalenergies EP Gabon	250	45,096
	Trigano SA	1,803	274,093
*	Ubisoft Entertainment SA	24,291	572,039
	Valeo SE	60,132	762,083
*	Vallourec SACA	55,614	957,485
#	Veolia Environnement SA	35,647	1,108,183
Ω	Verallia SA	19,963	768,879
	Vetoquinol SA	403	40,572
#	Vinci SA	41,382	4,848,982
	Virbac SACA	786	290,470
#	Vivendi SE	116,631	1,186,568
#*	Voltalia SA	5,971	49,611
	Wavestone	1,568	89,186
*Ω	Worldline SA	34,258	355,340
*Ω	X-Fab Silicon Foundries SE	13,964	96,589

TOTAL FRANCE			110,819,325

GERMANY — (6.8%)
	1&1 AG	11,430	199,751
	7C Solarparken AG	14,165	47,721
	Adesso SE	821	95,387
	adidas AG	3,967	955,980
*	Adtran Networks SE	552	11,738
	All for One Group SE	614	38,310
	Allgeier SE	1,476	30,942
	Allianz SE	15,593	4,425,060
	AlzChem Group AG	905	44,004
	Amadeus Fire AG	1,214	145,653
*	Aroundtown SA	115,812	240,087
	Atoss Software AG	1,236	330,421
Ω	Aumann AG	2,303	43,386
	Aurubis AG	8,864	706,051
*Ω	Auto1 Group SE	7,864	40,038
	BASF SE	58,951	3,088,829
	Bayerische Motoren Werke AG	39,721	4,327,575
#	BayWa AG	4,041	96,940
	Bechtle AG	23,378	1,128,214
Ω	Befesa SA	7,881	225,319
	Bertrandt AG	1,410	60,564
	Bijou Brigitte AG	1,184	48,360
	Bilfinger SE	7,107	330,799
#*	Borussia Dortmund GmbH & Co. KGaA	22,581	89,511
#*	BRANICKS Group AG	8,141	14,333
	Brenntag SE	27,246	2,174,323
*Ω	Brockhaus Technologies AG	498	11,628
	CANCOM SE	5,932	185,233
	Carl Zeiss Meditec AG	2,358	248,799
*	Ceconomy AG	39,377	90,705
	CENIT AG	1,138	15,117
	Cewe Stiftung & Co. KGaA	1,993	212,082
	Commerzbank AG	151,534	2,252,120
	CompuGroup Medical SE & Co. KGaA	7,138	213,825
	Continental AG	21,830	1,414,830
*Ω	Covestro AG	30,349	1,520,010

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	CTS Eventim AG & Co. KGaA	13,951	$1,233,669
	Daimler Truck Holding AG	75,342	3,397,640
*Ω	Delivery Hero SE	9,747	272,697
	Deutsche Bank AG	183,602	2,946,812
	Deutsche Beteiligungs AG	3,648	107,501
	Deutsche Boerse AG	16,060	3,096,238
	Deutsche EuroShop AG	2,146	43,382
#Ω	Deutsche Pfandbriefbank AG	37,082	175,885
	Deutsche Post AG	106,592	4,462,999
	Deutsche Telekom AG	387,487	8,875,608
	Deutsche Wohnen SE	5,597	105,590
	Deutz AG	16,578	95,773
	DMG Mori AG	302	14,258
*	Dr Hoenle AG	981	20,854
	Draegerwerk AG & Co. KGaA	933	43,385
	Duerr AG	13,206	337,830
Ω	DWS Group GmbH & Co. KGaA	8,223	346,961
	E.ON SE	133,334	1,765,604
	Eckert & Ziegler SE	2,712	107,214
	EDAG Engineering Group AG	3,367	40,790
	Elmos Semiconductor SE	2,333	193,309
	ElringKlinger AG	8,030	57,027
*	Encavis AG	22,910	412,447
	Energiekontor AG	2,205	151,375
	Evonik Industries AG	41,187	858,364
	Fabasoft AG	1,317	28,349
	Fielmann Group AG	6,386	297,768
*	flatexDEGIRO AG	16,284	212,756
#*	Fraport AG Frankfurt Airport Services Worldwide	10,273	514,350
	Freenet AG	33,738	937,862
	Fresenius Medical Care AG	38,565	1,623,691
	Friedrich Vorwerk Group SE	894	14,981
	FUCHS SE	6,716	245,514
	GEA Group AG	35,712	1,441,336
	Gerresheimer AG	8,398	904,439
	Gesco SE	2,374	48,193
	GFT Technologies SE	5,152	150,916
*	Grand City Properties SA	13,094	146,230
	Grenke AG	5,586	130,043
	H&R GmbH & Co. KGaA	3,109	16,427
*	Hamburger Hafen und Logistik AG	6,797	120,952
	Hannover Rueck SE	4,893	1,213,679
#Ω	Hapag-Lloyd AG	3,268	602,008
#*	Heidelberger Druckmaschinen AG	64,962	65,442
	Hella GmbH & Co. KGaA	3,785	331,539
*	HelloFresh SE	36,463	244,483
	Henkel AG & Co. KGaA	6,560	471,720
	Hensoldt AG	15,924	627,357
*	Highlight Communications AG	1,578	4,097
	HOCHTIEF AG	7,024	739,622
	Hornbach Holding AG & Co. KGaA	2,894	227,092
	Hugo Boss AG	14,906	803,206
	Indus Holding AG	4,492	121,968
	Infineon Technologies AG	76,017	2,638,021
	Init Innovation in Traffic Systems SE	1,284	53,880
Ω	Instone Real Estate Group SE	9,205	85,259
	IVU Traffic Technologies AG	1,545	23,942
	Jenoptik AG	10,065	269,845
Ω	JOST Werke SE	3,281	158,441

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	K&S AG	12,115	$181,240
*	Katek SE	1,480	23,751
	KION Group AG	20,831	960,057
	Kloeckner & Co. SE	2,749	19,484
	Knaus Tabbert AG	887	40,203
	Knorr-Bremse AG	9,394	697,087
*	Koenig & Bauer AG	4,031	57,121
	Kontron AG	7,238	145,705
	Krones AG	3,375	444,933
	KWS Saat SE & Co. KGaA	2,056	113,052
	Lanxess AG	14,007	395,880
*	LEG Immobilien SE	11,807	1,002,277
	Leifheit AG	1,652	27,801
#*	LPKF Laser & Electronics SE	2,771	23,031
#*	MAX Automation SE	1,137	7,485
*	Medios AG	2,754	41,723
	Mercedes-Benz Group AG	89,327	6,756,774
	METRO AG	30,695	164,210
*	Mister Spex SE	2,966	9,055
	MLP SE	19,862	119,496
	MTU Aero Engines AG	2,506	603,738
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,568	5,087,706
	Mutares SE & Co. KGaA	4,264	191,106
*	Nagarro SE	1,826	138,754
	Nemetschek SE	11,923	1,053,627
	New Work SE	642	40,630
	Nexus AG	1,175	64,589
	Norma Group SE	9,672	191,521
*	OHB SE	1,146	53,343
	Patrizia SE	11,415	100,647
	Pfeiffer Vacuum Technology AG	716	118,157
	PNE AG	14,418	206,419
*	ProCredit Holding AG	6,561	66,817
#	ProSiebenSat.1 Media SE	36,207	281,215
	PSI Software SE	2,436	58,311
	Puma SE	22,565	1,041,848
*	PVA TePla AG	5,818	115,125
	PWO AG	549	17,812
*	q.beyond AG	24,716	16,873
	Rational AG	893	761,727
*Ω	Redcare Pharmacy NV	468	63,301
	RTL Group SA	7,699	237,320
	SAF-Holland SE	6,237	120,152
	Salzgitter AG	6,774	173,963
	SAP SE	11,297	2,039,867
	Secunet Security Networks AG	415	66,567
#*	SGL Carbon SE	12,199	87,344
	Siltronic AG	5,242	408,532
	Sixt SE	3,748	358,854
*	SMA Solar Technology AG	3,324	174,344
	Stabilus SE	9,463	587,159
	Stemmer Imaging AG	320	11,767
	STRATEC SE	599	27,565
	Stroeer SE & Co. KGaA	8,457	542,312
	Suedzucker AG	17,340	247,487
	SUESS MicroTec SE	3,494	172,933
	Surteco Group SE	989	17,433
	Symrise AG	4,463	478,396
*	TAG Immobilien AG	33,283	473,207

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Takkt AG	7,339	$102,103
*	Talanx AG	14,242	1,071,205
*Ω	TeamViewer SE	31,802	419,555
	Technotrans SE	1,771	39,871
	thyssenkrupp AG	139,522	700,217
	United Internet AG	23,691	573,058
	USU Software AG	419	8,127
#	Verbio SE	6,536	136,253
	Volkswagen AG	3,175	448,224
	Vonovia SE	41,967	1,212,679
	Vossloh AG	2,410	116,624
	Wacker Chemie AG	4,227	452,492
	Wacker Neuson SE	6,826	122,104
	Washtec AG	2,863	121,691
*	Westwing Group SE	2,342	21,566
	Wuestenrot & Wuerttembergische AG	6,832	96,075

TOTAL GERMANY			103,152,942

HONG KONG — (1.7%)
	Aeon Credit Service Asia Co. Ltd.	38,000	27,452
	AIA Group Ltd.	601,000	4,401,936
	Allied Group Ltd.	50,000	9,347
	APAC Resources Ltd.	26,588	3,997
	Asia Financial Holdings Ltd.	40,000	16,967
	ASMPT Ltd.	64,700	804,071
	Bank of East Asia Ltd.	225,519	283,949
	Best Mart 360 Holdings Ltd.	40,000	9,383
*	Blue River Holdings Ltd.	120,000	2,649
	BOC Hong Kong Holdings Ltd.	196,500	602,291
	Bright Smart Securities & Commodities Group Ltd.	140,000	29,340
	Cafe de Coral Holdings Ltd.	78,000	80,897
#	Cathay Pacific Airways Ltd.	298,000	320,811
	Chevalier International Holdings Ltd.	12,000	6,793
*	China Energy Development Holdings Ltd.	1,680,000	16,840
	China Motor Bus Co. Ltd.	1,400	9,931
*	China Star Entertainment Ltd.	180,000	17,955
*	Chinese Estates Holdings Ltd.	121,000	16,360
	Chow Sang Sang Holdings International Ltd.	97,000	104,214
	Chow Tai Fook Jewellery Group Ltd.	168,000	228,589
	CITIC Telecom International Holdings Ltd.	532,000	180,419
	CK Asset Holdings Ltd.	152,069	648,662
	CK Hutchison Holdings Ltd.	193,500	939,785
	CK Life Sciences International Holdings, Inc.	264,000	12,601
*	C-Mer Eye Care Holdings Ltd.	108,000	40,700
#††	Convoy, Inc.	576,000	2,305
*	Cowell e Holdings, Inc.	74,000	167,888
Ω	Crystal International Group Ltd.	111,500	57,304
*	CSC Holdings Ltd.	2,830,000	10,145
	Dah Sing Banking Group Ltd.	113,728	92,994
	Dah Sing Financial Holdings Ltd.	44,920	125,817
	Dickson Concepts International Ltd.	43,500	28,274
	Dynamic Holdings Ltd.	10,000	10,493
	Eagle Nice International Holdings Ltd.	74,000	45,776
	Emperor Watch & Jewellery Ltd.	810,000	18,388
*	Energy International Investments Holdings Ltd.	132,000	16,020
*	ENM Holdings Ltd.	376,000	16,103
*	Esprit Holdings Ltd.	596,750	17,386
Ω	ESR Group Ltd.	240,400	263,447
*	Eternity Investment Ltd.	590,000	3,795

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Fairwood Holdings Ltd.	19,000	$19,318
#	Far East Consortium International Ltd.	300,377	40,621
*Ω	FIT Hon Teng Ltd.	322,000	92,323
#*Ω	Frontage Holdings Corp.	164,000	25,677
	FSE Lifestyle Services Ltd.	29,000	20,099
	Get Nice Financial Group Ltd.	101,500	8,219
	Giordano International Ltd.	260,000	66,352
	Glorious Sun Enterprises Ltd.	80,000	8,597
*††	Gold Fin Holdings	38,000	0
	Great Eagle Holdings Ltd.	52,520	80,171
	G-Resources Group Ltd.	113,760	36,220
	Guotai Junan International Holdings Ltd.	719,000	52,068
	Hang Lung Group Ltd.	179,000	212,406
	Hang Lung Properties Ltd.	278,000	306,832
	Hang Seng Bank Ltd.	28,100	370,543
	Hanison Construction Holdings Ltd.	26,565	2,052
#*	Hao Tian International Construction Investment Group Ltd.	136,000	12,851
	HKBN Ltd.	196,500	59,109
	HKT Trust & HKT Ltd.	780,000	861,102
	Hong Kong Exchanges & Clearing Ltd.	49,740	1,580,459
	Hong Kong Ferry Holdings Co. Ltd.	28,000	15,239
*	Hong Kong Resources Holdings Co. Ltd.	2,870	348
*	Hong Kong Technology Venture Co. Ltd.	107,000	20,667
*	Hongkong & Shanghai Hotels Ltd.	106,511	82,904
Ω	Honma Golf Ltd.	25,000	10,689
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	44,724
	Hysan Development Co. Ltd.	82,000	127,804
*	IGG, Inc.	64,000	26,680
Ω	Impro Precision Industries Ltd.	36,000	9,535
	International Housewares Retail Co. Ltd.	91,000	14,858
*	ITC Properties Group Ltd.	68,018	4,865
	Johnson Electric Holdings Ltd.	99,569	135,830
	K Wah International Holdings Ltd.	256,000	59,597
*	Kader Holdings Co. Ltd.	102,000	4,175
	Kerry Logistics Network Ltd.	74,500	69,728
	Kerry Properties Ltd.	130,500	252,989
	Kowloon Development Co. Ltd.	101,000	69,817
	KRP Development Holdings Ltd.	41,500	4,010
	Liu Chong Hing Investment Ltd.	46,000	27,192
	L’Occitane International SA	93,500	385,322
	Luk Fook Holdings International Ltd.	70,000	167,815
	Man Wah Holdings Ltd.	408,400	298,071
*††	MH Development NPV	28,000	0
	Miramar Hotel & Investment	56,000	71,320
	Modern Dental Group Ltd.	72,000	44,060
	MTR Corp. Ltd.	53,420	175,561
#	New World Development Co. Ltd.	298,270	316,748
*††	NewOcean Energy Holdings Ltd.	238,000	0
	Nissin Foods Co. Ltd.	61,000	39,992
	Oriental Watch Holdings	113,457	51,143
*	Oshidori International Holdings Ltd.	1,002,000	20,548
	Pacific Basin Shipping Ltd.	1,262,000	436,977
	Pacific Textiles Holdings Ltd.	267,000	50,957
	PC Partner Group Ltd.	60,000	21,758
	PCCW Ltd.	902,797	451,393
	Pentamaster International Ltd.	144,000	13,833
	Perfect Medical Health Management Ltd.	88,000	27,259
	Pico Far East Holdings Ltd.	162,000	33,314
	Plover Bay Technologies Ltd.	56,000	19,971

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Power Assets Holdings Ltd.	70,000	$401,531
	PRADA SpA	52,100	424,892
	Public Financial Holdings Ltd.	104,000	16,066
#*	Realord Group Holdings Ltd.	72,000	49,667
*	Regal Hotels International Holdings Ltd.	76,000	23,714
Ω	Regina Miracle International Holdings Ltd.	87,000	24,749
#*	Sa Sa International Holdings Ltd.	66,000	6,546
*Ω	Samsonite International SA	283,500	996,692
	SAS Dragon Holdings Ltd.	64,000	31,591
	SEA Holdings Ltd.	47,706	9,474
#*	Shandong Hi-Speed Holdings Group Ltd.	17,000	15,468
*	Shangri-La Asia Ltd.	290,000	202,272
*	Shun Tak Holdings Ltd.	394,000	39,024
	Singamas Container Holdings Ltd.	386,000	27,013
	Sino Land Co. Ltd.	403,155	431,053
	SITC International Holdings Co. Ltd.	306,000	663,590
	SmarTone Telecommunications Holdings Ltd.	92,500	43,073
*	Solomon Systech International Ltd.	272,000	9,662
	Soundwill Holdings Ltd.	25,500	22,994
	Stella International Holdings Ltd.	118,500	216,006
	Sun Hung Kai & Co. Ltd.	139,000	42,445
	Sun Hung Kai Properties Ltd.	48,696	449,219
	SUNeVision Holdings Ltd.	170,000	54,015
	Swire Pacific Ltd., Class A	61,500	520,826
	Swire Pacific Ltd., Class B	92,500	125,669
	Swire Properties Ltd.	54,200	112,095
	TAI Cheung Holdings Ltd.	82,000	34,961
	Techtronic Industries Co. Ltd.	94,500	1,305,923
*	Television Broadcasts Ltd.	75,400	32,485
*	Texhong International Group Ltd.	87,000	47,250
	Texwinca Holdings Ltd.	224,000	22,219
	Theme International Holdings Ltd.	1,010,000	77,139
*	TOM Group Ltd.	250,000	15,252
#*	Tongda Group Holdings Ltd.	1,450,000	14,640
	Town Health International Medical Group Ltd.	538,998	19,263
	Tradelink Electronic Commerce Ltd.	164,000	19,248
	Transport International Holdings Ltd.	59,364	68,132
	Tycoon Group Holdings Ltd.	22,000	11,343
	United Laboratories International Holdings Ltd.	256,000	301,887
	Value Partners Group Ltd.	186,000	42,420
	Vitasoy International Holdings Ltd.	88,000	65,680
#*	Vobile Group Ltd.	133,000	23,275
	VSTECS Holdings Ltd.	196,000	124,807
	VTech Holdings Ltd.	37,100	214,445
	Wang On Group Ltd.	3,020,000	12,365
Ω	WH Group Ltd.	1,176,925	855,436
	Wharf Real Estate Investment Co. Ltd.	105,000	325,764
	Wing On Co. International Ltd.	9,000	13,593
	Wing Tai Properties Ltd.	62,000	17,237
*	Xingye Alloy Materials Group Ltd.	95,000	12,196
	Yue Yuen Industrial Holdings Ltd.	204,500	362,079
*	Zhaobangji Lifestyle Holdings Ltd.	328,000	9,158

TOTAL HONG KONG			26,162,329

IRELAND — (0.7%)
	AIB Group PLC	261,785	1,355,044
	Bank of Ireland Group PLC	232,983	2,485,793
	Cairn Homes PLC	206,386	347,641
	Dalata Hotel Group PLC	53,488	240,544

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	FBD Holdings PLC	6,986	$103,275
	Glanbia PLC	51,531	978,382
*Ω	Glenveagh Properties PLC	147,143	199,929
	Irish Continental Group PLC	52,931	282,845
	Kingspan Group PLC	21,831	1,941,815
*	Permanent TSB Group Holdings PLC	22,577	36,068
	Smurfit Kappa Group PLC	65,683	2,846,015

TOTAL IRELAND			10,817,351

ISRAEL — (0.9%)
	Adgar Investment & Development Ltd.	12,287	16,307
*	AFI Properties Ltd.	1,879	76,162
	Africa Israel Residences Ltd.	894	53,696
*	Airport City Ltd.	8,088	124,276
	Alony Hetz Properties & Investments Ltd.	17,186	110,944
	Alrov Properties & Lodgings Ltd.	1,669	68,714
	Amot Investments Ltd.	12,245	51,357
	Arad Ltd.	2,441	31,531
*	Argo Properties NV	2,212	40,740
	Ashdod Refinery Ltd.	2,235	50,301
#	Ashtrom Group Ltd.	6,808	93,606
	AudioCodes Ltd.	3,525	38,140
	Aura Investments Ltd.	10,607	41,065
	Automatic Bank Services Ltd.	2,578	9,567
*	Azorim-Investment Development & Construction Co. Ltd.	13,323	60,725
	Azrieli Group Ltd.	1,219	78,431
	Bank Hapoalim BM	102,490	923,274
	Bank Leumi Le-Israel BM	144,584	1,126,614
	Bezeq The Israeli Telecommunication Corp. Ltd.	199,423	247,112
*	Big Shopping Centers Ltd.	1,012	104,106
	Blue Square Real Estate Ltd.	677	50,751
*	Brack Capital Properties NV	402	23,663
	Camtek Ltd.	1,752	142,568
	Carasso Motors Ltd.	7,213	35,163
*	Cellcom Israel Ltd.	27,696	114,600
*	Ceragon Networks Ltd.	7,505	20,789
*	Clal Insurance Enterprises Holdings Ltd.	17,740	295,815
*	Compugen Ltd.	2,478	4,854
	Danel Adir Yeoshua Ltd.	1,482	134,098
	Danya Cebus Ltd.	1,180	27,056
	Delek Automotive Systems Ltd.	2,126	11,979
	Delta Galil Ltd.	3,106	138,191
	Diplomat Holdings Ltd.	1,213	10,938
	Dor Alon Energy in Israel 1988 Ltd.	859	16,871
#*	Doral Group Renewable Energy Resources Ltd.	13,266	37,928
*	Duniec Brothers Ltd.	210	11,427
*	El Al Israel Airlines	33,132	46,324
	Electra Consumer Products 1970 Ltd.	2,943	62,747
	Electra Ltd.	372	141,455
	Electra Real Estate Ltd.	4,087	39,727
*	Ellomay Capital Ltd.	460	7,179
	Energix-Renewable Energies Ltd.	20,103	74,916
*	Enlight Renewable Energy Ltd.	7,253	116,483
*	Fattal Holdings 1998 Ltd.	1,775	215,350
	First International Bank Of Israel Ltd.	10,254	407,012
	Formula Systems 1985 Ltd.	2,553	185,836
	Fox Wizel Ltd.	2,332	185,161
	Gav-Yam Lands Corp. Ltd.	9,065	64,450
*	Gilat Satellite Networks Ltd.	5,876	29,400

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Hagag Group Real Estate Development	10,027	$46,306
	Hamat Group Ltd.	4,426	15,178
	Harel Insurance Investments & Financial Services Ltd.	29,089	265,199
	Hilan Ltd.	3,820	214,462
	Hiper Global Ltd.	1,400	6,708
	ICL Group Ltd.	77,414	363,379
	IDI Insurance Co. Ltd.	2,482	70,884
*	IES Holdings Ltd.	780	43,315
	Ilex Medical Ltd.	1,313	23,596
	Inrom Construction Industries Ltd.	24,007	79,332
	Isracard Ltd.	37,096	135,706
	Israel Canada T.R Ltd.	16,954	62,452
	Israel Discount Bank Ltd., Class A	218,032	1,118,335
	Israel Land Development Co. Ltd.	2,713	23,666
	Isras Investment Co. Ltd.	461	87,973
#*	Issta Ltd.	2,216	47,550
*	Kamada Ltd.	4,706	24,565
	Kardan Real Estate Enterprise & Development Ltd.	14,025	16,226
	Kerur Holdings Ltd.	1,414	24,400
	Kvutzat Acro Ltd.	4,440	49,019
	Lahav L.R. Real Estate Ltd.	8,287	8,522
	Lapidoth Capital Ltd.	1,546	24,986
	Levinstein Properties Ltd.	644	10,893
	M Yochananof & Sons Ltd.	1,345	69,726
	Magic Software Enterprises Ltd.	7,263	85,800
	Malam—Team Ltd.	1,640	26,710
	Matrix IT Ltd.	7,710	155,518
	Max Stock Ltd.	21,164	48,586
	Maytronics Ltd.	11,731	100,284
	Mediterranean Towers Ltd.	22,942	49,581
	Mega Or Holdings Ltd.	3,782	97,828
	Meitav Investment House Ltd.	11,785	52,782
	Melisron Ltd.	1,210	83,006
	MENIF—Financial Services Ltd.	3,436	10,946
	Menora Mivtachim Holdings Ltd.	7,969	192,079
	Meshulam Levinstein Contracting & Engineering Ltd.	363	29,826
#	Migdal Insurance & Financial Holdings Ltd.	78,159	98,967
	Mivne Real Estate KD Ltd.	55,879	134,318
	Mivtach Shamir Holdings Ltd.	1,285	43,264
	Mizrahi Tefahot Bank Ltd.	14,841	540,423
	Nawi Brothers Ltd.	4,936	34,290
*	Nayax Ltd.	635	16,929
*	Neto Malinda Trading Ltd.	1,892	29,297
	Next Vision Stabilized Systems Ltd.	14,648	195,679
*	Nice Ltd., Sponsored ADR	704	157,351
#*	Nova Ltd.	2,392	404,924
	Novolog Ltd.	79,428	32,670
	Oil Refineries Ltd.	814,124	235,878
	One Software Technologies Ltd.	9,525	131,964
#*	OY Nofar Energy Ltd.	1,061	26,463
	Palram Industries 1990 Ltd.	3,125	41,445
*	Partner Communications Co. Ltd.	31,777	148,511
	Paz Oil Co. Ltd.	2,425	241,576
*	Perion Network Ltd.	4,225	52,692
	Phoenix Holdings Ltd.	25,749	245,971
	Plasson Industries Ltd.	828	30,410
#	Polyram Plastic Industries Ltd.	4,428	13,385
	Prashkovsky Investments & Construction Ltd.	2,036	47,842
*	Priortech Ltd.	1,092	48,048

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Qualitau Ltd.	458	$15,635
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	115,225
	Retailors Ltd.	4,002	87,917
	Sano-Brunos Enterprises Ltd.	96	8,085
*	Scope Metals Group Ltd.	1,610	55,459
	Shapir Engineering & Industry Ltd.	7,544	41,156
*	Shikun & Binui Ltd.	51,885	111,398
	Shufersal Ltd.	24,510	161,375
	Strauss Group Ltd.	2,166	39,788
	Summit Real Estate Holdings Ltd.	9,319	112,207
	Tadiran Group Ltd.	810	56,356
Ω	Tamar Petroleum Ltd.	19,353	114,245
	Tel Aviv Stock Exchange Ltd.	13,639	90,272
	Telsys Ltd.	691	41,670
	Tiv Taam Holdings 1 Ltd.	11,482	15,334
*	Tower Semiconductor Ltd.	6,531	214,674
	Victory Supermarket Chain Ltd.	1,493	19,585
	YH Dimri Construction & Development Ltd.	1,354	106,030

TOTAL ISRAEL			14,123,431

ITALY — (3.1%)
	A2A SpA	350,359	690,961
	ACEA SpA	11,720	203,300
	Amplifon SpA	28,244	942,963
Ω	Anima Holding SpA	31,146	145,930
	Arnoldo Mondadori Editore SpA	37,922	90,620
	Ascopiave SpA	14,613	38,235
	Assicurazioni Generali SpA	40,096	977,638
#	Avio SpA	3,017	36,428
	Azimut Holding SpA	29,473	776,686
	B&C Speakers SpA	589	10,690
	Banca Generali SpA	14,728	576,836
	Banca IFIS SpA	7,070	157,511
	Banca Mediolanum SpA	34,495	373,290
*	Banca Monte dei Paschi di Siena SpA	115,420	556,703
	Banca Popolare di Sondrio SpA	132,991	1,111,108
	Banca Profilo SpA	37,962	8,995
#Ω	Banca Sistema SpA	9,819	14,120
	Banco BPM SpA	377,363	2,477,630
	Banco di Desio e della Brianza SpA	6,714	33,513
	BasicNet SpA	6,151	25,109
Ω	BFF Bank SpA	40,160	515,358
	Biesse SpA	2,266	29,412
	BPER Banca SpA	243,241	1,263,199
	Brembo NV	18,557	236,080
	Brunello Cucinelli SpA	8,745	892,536
	Cairo Communication SpA	20,643	47,473
Ω	Carel Industries SpA	9,367	189,618
	Cembre SpA	582	27,560
*	CIR SpA-Compagnie Industriali	209,979	124,710
	Credito Emiliano SpA	27,465	290,126
	Danieli & C Officine Meccaniche SpA	14,541	403,349
	Datalogic SpA	1,541	9,338
	De’ Longhi SpA	5,430	178,063
	DiaSorin SpA	1,181	119,278
#Ω	doValue SpA	13,756	30,596
	Emak SpA	12,990	15,804
	Enel SpA	505,273	3,320,877
	ERG SpA	2,849	76,722

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Esprinet SpA	4,881	$26,652
	Ferrari NV	5,895	2,427,444
	Fiera Milano SpA	3,280	12,620
	Fila SpA	5,991	56,290
	FinecoBank Banca Fineco SpA	79,934	1,224,570
	FNM SpA	35,502	17,445
	Gefran SpA	1,074	9,286
#*	Geox SpA	10,145	7,557
	GPI SpA	752	10,025
	Gruppo MutuiOnline SpA	3,541	132,355
	Hera SpA	173,783	627,440
	IMMSI SpA	64,785	37,134
Ω	Infrastrutture Wireless Italiane SpA	14,307	153,327
	Intercos SpA	1,466	20,527
	Interpump Group SpA	5,867	255,565
	Intesa Sanpaolo SpA	538,604	2,015,998
	Iren SpA	97,016	195,024
	Italgas SpA	85,312	472,897
#	Italmobiliare SpA	3,275	120,475
	Iveco Group NV	61,702	773,667
	IVS Group SA	1,557	11,900
	LU-VE SpA	828	19,037
	Maire Tecnimont SpA	33,875	280,542
	Mediobanca Banca di Credito Finanziario SpA	93,031	1,321,794
	MFE-MediaForEurope NV, Class A	39,915	117,187
	Moncler SpA	13,637	928,437
*	Newlat Food SpA	3,532	22,423
*Ω	Nexi SpA	73,463	427,419
	Openjobmetis SpA agenzia per il lavoro	2,295	39,997
	Orsero SpA	1,785	27,806
Ω	OVS SpA	71,951	187,973
	Pharmanutra SpA	1,008	57,276
	Piaggio & C SpA	53,220	155,158
Ω	Piovan SpA	3,396	43,659
Ω	Pirelli & C SpA	71,914	454,709
Ω	Poste Italiane SpA	62,093	788,775
	Prysmian SpA	20,364	1,104,917
Ω	RAI Way SpA	27,860	158,216
	Recordati Industria Chimica e Farmaceutica SpA	9,693	515,797
	Reply SpA	4,000	522,237
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	21,000
*	Sabaf SpA	2,130	38,968
#*	Safilo Group SpA	13,132	16,336
	Salcef Group SpA	1,724	47,493
#	Salvatore Ferragamo SpA	6,190	61,423
	Sanlorenzo SpA	2,888	126,479
	Saras SpA	130,877	245,765
	Sesa SpA	1,573	163,576
	Snam SpA	82,487	377,400
*	Sogefi SpA	18,975	58,150
	SOL SpA	6,774	260,587
#	Spaxs SpA	14,028	78,145
#	Stellantis NV	247,907	5,485,313
#	Stellantis NV	2,097	46,763
	Tamburi Investment Partners SpA	16,230	157,531
Ω	Technogym SpA	30,491	287,546
#*	Telecom Italia SpA	2,870,468	683,453
	Tenaris SA	26,177	434,727
	Terna - Rete Elettrica Nazionale	96,238	771,050

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Tinexta SpA	799	$15,048
	UniCredit SpA	98,416	3,612,304
#Ω	Unieuro SpA	4,835	47,223
	Unipol Gruppo SpA	110,662	992,052
	Webuild SpA	11,659	29,265
#	Wiit SpA	2,042	35,000
	Zignago Vetro SpA	4,955	65,980

TOTAL ITALY			46,958,499

JAPAN — (23.0%)
	&Do Holdings Co. Ltd.	1,200	9,619
	77 Bank Ltd.	15,000	424,055
#	A&D HOLON Holdings Co. Ltd.	7,100	123,306
	AB&Company Co. Ltd.	4,100	23,102
	ABC-Mart, Inc.	6,500	129,469
*	Access Co. Ltd.	5,100	46,669
	Achilles Corp.	3,200	32,108
	Acom Co. Ltd.	73,300	189,006
	AD Works Group Co. Ltd.	7,200	11,050
	Adastria Co. Ltd.	6,980	151,985
	ADEKA Corp.	19,700	409,380
	Ad-sol Nissin Corp.	1,300	13,480
#	Adtec Plasma Technology Co. Ltd.	900	7,567
	Advan Group Co. Ltd.	4,200	29,854
	Advanced Media, Inc.	2,400	24,635
	Advantest Corp.	42,000	1,314,627
	Adventure, Inc.	400	8,375
	Adways, Inc.	4,900	13,981
	Aeon Co. Ltd.	41,165	860,701
	Aeon Delight Co. Ltd.	4,500	106,435
	Aeon Fantasy Co. Ltd.	2,300	32,313
	AEON Financial Service Co. Ltd.	28,100	233,909
	Aeon Hokkaido Corp.	10,400	61,173
	Aeon Kyushu Co. Ltd.	700	12,563
	Aeon Mall Co. Ltd.	11,600	132,622
	AFC-HD AMS Life Science Co. Ltd.	2,200	11,769
	AGC, Inc.	20,900	772,761
	Agro-Kanesho Co. Ltd.	2,200	16,384
	Ahresty Corp.	8,100	32,538
	Ai Holdings Corp.	3,300	50,756
	Aica Kogyo Co. Ltd.	6,800	157,619
	Aichi Corp.	7,300	49,079
	Aichi Financial Group, Inc.	8,826	166,470
	Aichi Steel Corp.	4,500	98,697
	Aichi Tokei Denki Co. Ltd.	2,400	36,280
	Aida Engineering Ltd.	11,581	65,560
	Aiful Corp.	74,100	215,241
#	Ain Holdings, Inc.	7,388	279,610
	Aiphone Co. Ltd.	3,100	58,992
	Air Water, Inc.	45,414	681,900
	Airport Facilities Co. Ltd.	6,100	23,876
	Airtech Japan Ltd.	2,100	15,837
#	Airtrip Corp.	3,100	27,828
	Aisan Industry Co. Ltd.	9,600	89,675
	Aisin Corp.	18,718	711,962
	AIT Corp.	2,000	22,688
	Aizawa Securities Group Co. Ltd.	5,800	64,708
	Ajis Co. Ltd.	1,100	17,633
	Akatsuki Corp.	8,400	26,283

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Akatsuki, Inc.	2,300	$33,561
*	Akebono Brake Industry Co. Ltd.	28,700	28,180
	Akita Bank Ltd.	4,100	54,121
	Albis Co. Ltd.	1,568	26,565
	Alconix Corp.	8,300	72,331
	Alfresa Holdings Corp.	30,800	456,440
	Alinco, Inc.	3,800	27,791
	Alleanza Holdings Co. Ltd.	3,300	22,440
	Almado, Inc.	1,200	11,226
*	Almedio, Inc.	4,100	22,466
	Alpen Co. Ltd.	4,700	61,951
	Alpha Systems, Inc.	1,300	26,188
	Alps Alpine Co. Ltd.	53,030	478,689
	Alps Logistics Co. Ltd.	5,100	103,509
	Altech Corp.	4,530	78,903
	Amada Co. Ltd.	64,800	707,750
	Amano Corp.	13,900	334,313
	Amuse, Inc.	3,100	31,627
	Amvis Holdings, Inc.	9,400	128,244
	ANA Holdings, Inc.	9,100	172,827
	Anabuki Kosan, Inc.	1,000	13,795
	Anest Iwata Corp.	6,600	56,321
	Anicom Holdings, Inc.	10,500	39,550
	AOKI Holdings, Inc.	9,700	68,335
	Aoyama Trading Co. Ltd.	11,300	116,065
	Aoyama Zaisan Networks Co. Ltd.	3,600	31,964
#	Aozora Bank Ltd.	17,500	271,896
	Arakawa Chemical Industries Ltd.	4,300	29,894
	Arata Corp.	7,800	172,817
	ARCLANDS Corp.	6,609	81,358
	Arcs Co. Ltd.	12,600	247,297
	ARE Holdings, Inc.	21,200	274,022
	Arealink Co. Ltd.	2,600	51,120
	Argo Graphics, Inc.	3,000	76,961
	Arisawa Manufacturing Co. Ltd.	10,600	102,483
	Artience Co. Ltd.	9,100	168,646
	Artnature, Inc.	5,000	24,058
	Artner Co. Ltd.	1,800	24,795
	As One Corp.	9,100	149,925
	Asahi Co. Ltd.	4,900	44,434
	Asahi Diamond Industrial Co. Ltd.	14,894	86,710
	Asahi Intecc Co. Ltd.	22,400	328,220
	Asahi Kasei Corp.	110,283	768,908
	Asahi Kogyosha Co. Ltd.	4,304	42,205
	Asahi Net, Inc.	6,100	24,682
	Asahi Printing Co. Ltd.	3,300	19,181
	Asahi Yukizai Corp.	3,400	106,158
#	Asanuma Corp.	2,600	61,818
	Ashimori Industry Co. Ltd.	800	12,437
	Asia Pile Holdings Corp.	8,400	44,880
	Asics Corp.	12,500	535,779
	ASKUL Corp.	10,300	155,554
	Astena Holdings Co. Ltd.	9,400	29,409
	Asti Corp.	200	4,103
	Aucnet, Inc.	2,500	41,145
	Autobacs Seven Co. Ltd.	17,900	180,989
	Avant Group Corp.	4,800	39,103
	Avex, Inc.	7,900	65,042
	Awa Bank Ltd.	9,400	160,158

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Axial Retailing, Inc.	18,196	$121,611
	Axxzia, Inc.	1,200	6,753
	Azbil Corp.	13,100	365,883
	AZ-COM MARUWA Holdings, Inc.	14,800	113,423
	AZOOM Co. Ltd.	200	6,855
	Bandai Namco Holdings, Inc.	39,200	732,459
	Bando Chemical Industries Ltd.	9,300	105,260
	Bank of Iwate Ltd.	4,200	65,413
	Bank of Nagoya Ltd.	2,999	133,920
	Bank of Saga Ltd.	3,800	52,794
	Bank of the Ryukyus Ltd.	11,900	88,936
	Base Co. Ltd.	2,200	48,722
*	baudroie, Inc.	900	19,207
	BayCurrent Consulting, Inc.	20,600	438,516
	Beauty Garage, Inc.	1,600	19,715
	Beenos, Inc.	3,800	50,848
	Belc Co. Ltd.	2,900	138,398
	Bell System24 Holdings, Inc.	8,100	79,586
	Belluna Co. Ltd.	13,600	54,761
#*	Bengo4.com, Inc.	1,800	32,862
	Bic Camera, Inc.	19,600	190,321
	BIPROGY, Inc.	16,300	474,190
	B-Lot Co. Ltd.	1,500	9,628
	BML, Inc.	5,904	109,052
#	Bookoff Group Holdings Ltd.	3,100	33,399
	Bourbon Corp.	2,500	37,550
	Br Holdings Corp.	4,200	9,503
	BrainPad, Inc.	3,500	26,758
	Bridgestone Corp.	52,600	2,321,079
	Brother Industries Ltd.	39,900	705,789
	Bull-Dog Sauce Co. Ltd.	2,700	35,244
	Bunka Shutter Co. Ltd.	12,000	129,333
#	Bushiroad, Inc.	6,700	15,706
	Business Brain Showa-Ota, Inc.	2,700	34,788
	Business Engineering Corp.	1,400	31,304
#	BuySell Technologies Co. Ltd.	500	8,693
	C Uyemura & Co. Ltd.	2,600	170,187
	CAC Holdings Corp.	3,200	40,124
	Calbee, Inc.	14,200	310,150
	Canon Electronics, Inc.	3,800	54,235
	Canon Marketing Japan, Inc.	9,600	263,783
	Canon, Inc.	31,200	844,437
	Capcom Co. Ltd.	33,200	546,553
	Career Design Center Co. Ltd.	1,000	11,479
	Careerlink Co. Ltd.	1,300	20,610
#	Carenet, Inc.	8,500	30,734
	Carlit Holdings Co. Ltd.	6,900	50,209
	Carta Holdings, Inc.	1,300	14,543
	Casio Computer Co. Ltd.	18,600	154,962
	Cawachi Ltd.	3,900	70,382
	CDS Co. Ltd.	1,000	11,317
#	CellSource Co. Ltd.	1,300	12,817
	Celsys, Inc.	6,800	35,776
	Central Automotive Products Ltd.	3,800	139,099
	Central Glass Co. Ltd.	5,500	97,670
	Central Japan Railway Co.	18,560	424,430
	Central Security Patrols Co. Ltd.	2,200	37,347
#	Central Sports Co. Ltd.	1,200	18,601
#	Change Holdings, Inc.	10,100	75,623

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Charm Care Corp. KK	4,200	$39,888
	Chiba Bank Ltd.	52,300	441,781
	Chiba Kogyo Bank Ltd.	14,600	100,358
#	Chikaranomoto Holdings Co. Ltd.	1,900	20,386
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	113,995
#	Chino Corp.	2,100	37,753
	Chiyoda Co. Ltd.	6,500	36,283
*	Chiyoda Corp.	25,900	71,418
	Chiyoda Integre Co. Ltd.	2,800	49,495
	Chofu Seisakusho Co. Ltd.	5,739	82,968
	Chori Co. Ltd.	3,300	73,633
	Chubu Shiryo Co. Ltd.	6,500	49,696
	Chudenko Corp.	7,100	143,260
	Chuetsu Pulp & Paper Co. Ltd.	2,300	24,789
	Chugai Ro Co. Ltd.	1,400	29,689
	Chugin Financial Group, Inc.	36,800	309,901
#	Chugoku Marine Paints Ltd.	8,500	111,242
#	Chuo Spring Co. Ltd.	5,000	34,102
	Chuo Warehouse Co. Ltd.	3,700	26,478
	CI Takiron Corp.	10,600	43,926
	Citizen Watch Co. Ltd.	71,300	473,645
	CKD Corp.	12,100	226,137
	CK-San-Etsu Co. Ltd.	1,600	40,168
	Cleanup Corp.	9,300	44,308
	CMK Corp.	12,600	48,145
	Coca-Cola Bottlers Japan Holdings, Inc.	24,942	349,208
	COLOPL, Inc.	16,000	61,838
	Computer Engineering & Consulting Ltd.	3,300	37,982
#	Computer Institute of Japan Ltd.	10,800	31,510
	COMSYS Holdings Corp.	17,964	420,493
	Comture Corp.	5,100	62,458
	Concordia Financial Group Ltd.	135,732	731,342
	Copro-Holdings Co. Ltd.	1,900	18,951
#*	Core Concept Technologies, Inc.	1,100	15,946
	Core Corp.	1,800	22,102
	Corona Corp.	3,800	23,161
	Cosel Co. Ltd.	6,600	61,520
	Cosmo Energy Holdings Co. Ltd.	17,100	817,474
	Cosmos Initia Co. Ltd.	2,100	11,491
	Cosmos Pharmaceutical Corp.	3,400	312,780
	Cota Co. Ltd.	4,697	42,095
	CRE, Inc.	3,400	30,781
	Create SD Holdings Co. Ltd.	7,600	164,246
	Credit Saison Co. Ltd.	33,071	610,463
	Creek & River Co. Ltd.	2,900	30,444
	Cresco Ltd.	4,200	53,347
	Cross Cat Co. Ltd.	1,600	13,241
*	CrowdWorks, Inc.	1,200	10,210
	CTI Engineering Co. Ltd.	3,300	100,319
	CTS Co. Ltd.	8,400	39,359
	Cube System, Inc.	1,200	8,412
	Curves Holdings Co. Ltd.	11,900	55,890
*	Cyber Security Cloud, Inc.	1,900	32,164
	CyberAgent, Inc.	29,900	186,294
	Cybozu, Inc.	7,300	73,889
	Dai Nippon Printing Co. Ltd.	17,800	518,445
	Dai Nippon Toryo Co. Ltd.	5,000	37,701
	Dai-Dan Co. Ltd.	7,400	131,134
	Daido Metal Co. Ltd.	11,700	45,978

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daido Steel Co. Ltd.	41,200	$454,292
	Daifuku Co. Ltd.	22,800	467,031
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	47,510
	Daihen Corp.	1,100	66,866
	Daiho Corp.	2,100	43,988
	Dai-Ichi Cutter Kogyo KK	2,000	19,299
	Daiichi Jitsugyo Co. Ltd.	4,800	63,021
	Daiichi Kensetsu Corp.	3,200	36,162
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	33,692
	Dai-ichi Life Holdings, Inc.	40,400	935,706
	Daiichikosho Co. Ltd.	20,600	240,451
	Daiken Medical Co. Ltd.	2,900	10,133
	Daiki Aluminium Industry Co. Ltd.	9,000	75,964
	Daikin Industries Ltd.	13,900	1,897,229
	Daikokutenbussan Co. Ltd.	1,700	86,922
	Daikyonishikawa Corp.	11,800	54,178
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	69,342
#	Daio Paper Corp.	26,200	187,579
	Daiseki Co. Ltd.	9,980	189,670
	Daishi Hokuetsu Financial Group, Inc.	11,700	335,350
	Daishinku Corp.	7,600	40,741
	Daisue Construction Co. Ltd.	2,500	25,521
	Daito Pharmaceutical Co. Ltd.	3,740	59,713
	Daito Trust Construction Co. Ltd.	5,700	611,008
	Daitron Co. Ltd.	2,500	53,382
	Daiwa House Industry Co. Ltd.	64,400	1,812,145
	Daiwa Industries Ltd.	9,100	92,456
	Daiwa Securities Group, Inc.	125,604	923,071
	Daiwabo Holdings Co. Ltd.	24,600	427,304
	DCM Holdings Co. Ltd.	31,600	292,562
#*	DD GROUP Co. Ltd.	1,800	14,490
	Dear Life Co. Ltd.	7,200	46,807
#*	Demae-Can Co. Ltd.	5,300	9,142
*	DeNA Co. Ltd.	20,300	204,749
	Denka Co. Ltd.	21,100	312,650
	Densan System Holdings Co. Ltd.	1,800	31,663
	Denso Corp.	44,400	756,714
	Dentsu Group, Inc.	14,174	383,452
	Dentsu Soken, Inc.	5,300	175,579
#	Denyo Co. Ltd.	5,000	75,160
	Dexerials Corp.	14,400	539,376
	DIC Corp.	20,965	391,827
	Digital Arts, Inc.	2,400	64,362
	Digital Hearts Holdings Co. Ltd.	3,400	20,702
	Digital Holdings, Inc.	4,300	29,683
	Digital Information Technologies Corp.	2,300	25,380
	Dip Corp.	8,700	147,031
	Disco Corp.	5,100	1,452,713
	DKK Co. Ltd.	2,700	35,966
	DKS Co. Ltd.	2,300	47,698
	DMG Mori Co. Ltd.	30,700	820,688
	DMS, Inc.	1,100	12,373
	Doshisha Co. Ltd.	6,800	93,728
	Double Standard, Inc.	1,600	18,036
	Doutor Nichires Holdings Co. Ltd.	8,000	107,132
	Dowa Holdings Co. Ltd.	13,700	513,024
*	Drecom Co. Ltd.	2,100	14,149
	DTS Corp.	7,500	204,605
	Duskin Co. Ltd.	8,600	178,776

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DyDo Group Holdings, Inc.	4,000	$69,235
	Eagle Industry Co. Ltd.	6,900	80,036
	EAT & Holdings Co. Ltd.	1,800	22,662
	Ebara Corp.	16,200	1,335,431
	Ebara Foods Industry, Inc.	1,600	29,090
	Ebara Jitsugyo Co. Ltd.	1,900	40,668
	Ebase Co. Ltd.	3,000	12,835
	Eco’s Co. Ltd.	2,100	31,229
#	EDION Corp.	19,900	205,583
	eGuarantee, Inc.	6,800	74,320
	E-Guardian, Inc.	800	7,017
#	Ehime Bank Ltd.	8,700	64,876
	Eiken Chemical Co. Ltd.	6,300	80,115
	Eizo Corp.	4,200	134,953
	EJ Holdings, Inc.	3,000	35,250
	Elan Corp.	6,500	37,314
	Elecom Co. Ltd.	6,100	57,727
	Elematec Corp.	4,200	51,257
	EM Systems Co. Ltd.	5,900	24,780
	en Japan, Inc.	3,000	49,875
	Endo Lighting Corp.	3,700	33,480
#	Enomoto Co. Ltd.	2,600	26,132
#	Enplas Corp.	1,500	81,253
#*	eRex Co. Ltd.	5,300	27,790
	ERI Holdings Co. Ltd.	900	12,866
#	ES-Con Japan Ltd.	8,500	55,978
	Eslead Corp.	2,600	56,020
	ESPEC Corp.	4,900	91,539
	Exedy Corp.	8,300	151,962
	EXEO Group, Inc.	39,338	428,754
	Ezaki Glico Co. Ltd.	10,600	273,649
	F&M Co. Ltd.	1,500	20,670
	FALCO HOLDINGS Co. Ltd.	2,800	39,482
	FANUC Corp.	9,134	270,543
	Fast Retailing Co. Ltd.	7,500	1,961,018
	FCC Co. Ltd.	10,700	152,249
*	FDK Corp.	1,900	9,098
	Feed One Co. Ltd.	7,600	49,586
	Ferrotec Holdings Corp.	14,000	265,812
	Fibergate, Inc.	1,300	9,187
	FIDEA Holdings Co. Ltd.	4,770	46,300
	Financial Partners Group Co. Ltd.	15,800	221,419
	FINDEX, Inc.	2,900	18,842
*	Fintech Global, Inc.	54,700	29,877
	First Bank of Toyama Ltd.	13,200	77,752
#	Fixstars Corp.	7,900	98,537
	FJ Next Holdings Co. Ltd.	6,900	59,643
	Focus Systems Corp.	1,800	13,901
	Food & Life Cos. Ltd.	25,700	485,751
#	Forum Engineering, Inc.	5,400	32,229
	Forval Corp.	500	4,124
	Foster Electric Co. Ltd.	7,000	55,461
	FP Corp.	12,400	199,521
	FP Partner, Inc.	1,800	57,323
	France Bed Holdings Co. Ltd.	6,600	50,550
#	Freebit Co. Ltd.	2,300	20,933
	F-Tech, Inc.	3,300	15,124
	FTGroup Co. Ltd.	1,500	11,741
	Fudo Tetra Corp.	4,390	65,041

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Fuji Co. Ltd.	10,100	$123,152
#	Fuji Corp.	20,200	320,286
	Fuji Corp. Ltd.	7,000	33,028
	Fuji Electric Co. Ltd.	12,800	796,210
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	44,126
#	Fuji Kosan Co. Ltd.	1,400	15,933
	Fuji Kyuko Co. Ltd.	5,699	121,675
	Fuji Media Holdings, Inc.	8,800	104,592
	Fuji Oil Co. Ltd.	5,300	16,123
	Fuji Oil Holdings, Inc.	12,300	181,032
	Fuji Seal International, Inc.	10,937	140,534
	Fuji Soft, Inc.	5,100	199,582
	Fujibo Holdings, Inc.	2,157	57,017
	Fujicco Co. Ltd.	6,400	77,056
	FUJIFILM Holdings Corp.	34,200	727,519
	Fujikura Composites, Inc.	4,800	44,574
	Fujikura Kasei Co. Ltd.	8,100	23,953
	Fujikura Ltd.	66,700	1,146,194
	Fujimi, Inc.	6,700	145,321
	Fujimori Kogyo Co. Ltd.	4,300	116,355
*	Fujio Food Group, Inc.	2,600	23,766
*	Fujita Kanko, Inc.	1,600	67,324
	Fujitsu General Ltd.	10,100	130,283
	Fujitsu Ltd.	109,000	1,683,847
	Fujiya Co. Ltd.	801	12,600
	FuKoKu Co. Ltd.	2,600	30,923
	Fukuda Corp.	2,000	69,475
	Fukuda Denshi Co. Ltd.	4,400	182,450
	Fukui Bank Ltd.	5,600	67,442
	Fukui Computer Holdings, Inc.	4,000	62,331
	Fukuoka Financial Group, Inc.	25,128	667,463
	Fukushima Galilei Co. Ltd.	2,600	103,960
	Fukuyama Transporting Co. Ltd.	6,000	144,977
	FULLCAST Holdings Co. Ltd.	5,800	55,596
	Fumakilla Ltd.	1,300	9,692
	Funai Soken Holdings, Inc.	10,180	154,015
	Furukawa Battery Co. Ltd.	4,000	26,499
	Furukawa Co. Ltd.	7,400	93,804
	Furukawa Electric Co. Ltd.	19,300	413,230
	Furuno Electric Co. Ltd.	7,300	97,010
	Furuya Metal Co. Ltd.	1,100	76,941
	Furyu Corp.	5,800	44,187
	Fuso Chemical Co. Ltd.	4,900	125,848
#	Fuso Pharmaceutical Industries Ltd.	1,700	24,104
	Futaba Corp.	12,100	35,577
	Futaba Industrial Co. Ltd.	15,800	92,659
	Future Corp.	12,300	124,087
	Fuyo General Lease Co. Ltd.	5,200	445,950
	G-7 Holdings, Inc.	7,500	66,329
*	GA Technologies Co. Ltd.	3,900	32,770
	Gakken Holdings Co. Ltd.	9,800	56,958
	Gakkyusha Co. Ltd.	1,500	20,689
	Gecoss Corp.	3,900	25,494
	Genki Sushi Co. Ltd.	2,400	45,078
	Genky DrugStores Co. Ltd.	2,400	87,976
	Geo Holdings Corp.	7,300	91,812
#	Gift Holdings, Inc.	2,200	41,695
#*	giftee, Inc.	4,200	31,341
	Giken Ltd.	1,700	21,103

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GL Sciences, Inc.	1,400	$24,896
	GLOBERIDE, Inc.	4,500	57,276
	Glory Ltd.	12,200	219,823
#	GMO Financial Gate, Inc.	700	31,144
	GMO Financial Holdings, Inc.	10,400	49,745
	GMO GlobalSign Holdings KK	1,600	27,236
	GMO internet group, Inc.	15,200	249,571
	GMO Payment Gateway, Inc.	6,600	301,892
*	GNI Group Ltd.	12,300	192,992
	Godo Steel Ltd.	1,400	46,935
*	Gokurakuyu Holdings Co. Ltd.	3,900	9,929
	Goldcrest Co. Ltd.	4,600	74,149
	Goldwin, Inc.	3,500	212,298
	Grandy House Corp.	3,100	11,917
	Gree, Inc.	17,700	52,260
	Greens Co. Ltd.	1,600	22,577
	gremz, Inc.	2,000	26,920
	GS Yuasa Corp.	17,499	330,161
	GSI Creos Corp.	3,000	42,775
	G-Tekt Corp.	6,700	91,412
	Gun-Ei Chemical Industry Co. Ltd.	1,500	33,315
	GungHo Online Entertainment, Inc.	12,070	177,447
	Gunma Bank Ltd.	91,800	558,709
	Gunze Ltd.	4,000	135,577
	H.U. Group Holdings, Inc.	15,000	228,017
	H2O Retailing Corp.	28,460	321,576
	Hachijuni Bank Ltd.	88,700	591,712
#	Hagihara Industries, Inc.	3,400	33,595
	Hagiwara Electric Holdings Co. Ltd.	2,500	68,716
	Hakudo Co. Ltd.	1,900	34,037
	Hakuhodo DY Holdings, Inc.	43,525	404,839
	Hakuto Co. Ltd.	1,600	55,251
	Halows Co. Ltd.	2,800	82,085
	Hamakyorex Co. Ltd.	4,700	115,870
	Hamamatsu Photonics KK	11,000	403,058
	Handsman Co. Ltd.	1,500	9,065
	Hankyu Hanshin Holdings, Inc.	17,700	464,063
	Hanwa Co. Ltd.	10,600	407,850
	Happinet Corp.	4,100	79,410
	Hard Off Corp. Co. Ltd.	2,800	30,796
	Harima Chemicals Group, Inc.	3,800	21,549
	Harmonic Drive Systems, Inc.	3,600	89,909
	Haseko Corp.	60,900	735,748
	Hashimoto Sogyo Holdings Co. Ltd.	2,300	19,550
	Hazama Ando Corp.	36,000	268,418
	Heiwa Real Estate Co. Ltd.	7,000	193,522
	Heiwado Co. Ltd.	9,002	138,810
	Helios Techno Holding Co. Ltd.	3,500	10,592
*	Hennge KK	5,100	33,032
	Hibiya Engineering Ltd.	4,400	82,839
	Hikari Tsushin, Inc.	1,300	211,278
	HI-LEX Corp.	5,900	57,797
	Himacs Ltd.	900	7,901
#	Hioki EE Corp.	2,500	99,694
	Hirakawa Hewtech Corp.	2,600	22,307
	Hirano Tecseed Co. Ltd.	1,800	22,618
#	Hirata Corp.	1,886	84,377
	Hirogin Holdings, Inc.	65,800	473,521
	Hirose Electric Co. Ltd.	5,000	530,729

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Hirose Tusyo, Inc.	900	$18,927
	Hiroshima Gas Co. Ltd.	7,500	18,240
#*	HIS Co. Ltd.	8,700	96,669
	Hisaka Works Ltd.	5,000	34,139
	Hisamitsu Pharmaceutical Co., Inc.	7,500	181,962
	Hitachi Construction Machinery Co. Ltd.	21,300	608,377
	Hitachi Zosen Corp.	50,700	392,412
	Hochiki Corp.	3,900	59,926
	Hodogaya Chemical Co. Ltd.	1,800	53,069
	Hogy Medical Co. Ltd.	6,100	144,157
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	30,358
	Hokkaido Gas Co. Ltd.	2,000	39,008
	Hokkan Holdings Ltd.	2,500	28,639
	Hokko Chemical Industry Co. Ltd.	6,000	59,492
	Hokkoku Financial Holdings, Inc.	5,700	182,977
#	Hokuetsu Corp.	34,700	292,653
#	Hokuetsu Industries Co. Ltd.	6,000	76,858
	Hokuhoku Financial Group, Inc.	38,000	466,144
	Hokuriku Electric Industry Co. Ltd.	2,400	20,673
	Hokuriku Electrical Construction Co. Ltd.	3,480	26,333
	Hokuto Corp.	3,900	45,221
#	Honda Motor Co. Ltd., Sponsored ADR	8,470	287,895
	Honda Motor Co. Ltd.	223,200	2,539,475
	H-One Co. Ltd.	5,000	21,953
	Honeys Holdings Co. Ltd.	4,450	47,924
	Hoosiers Holdings Co. Ltd.	7,100	49,096
	Horiba Ltd.	9,200	892,576
	Hoshizaki Corp.	4,000	137,835
	Hosiden Corp.	13,000	162,326
	Hosokawa Micron Corp.	3,600	100,623
	Hotland Co. Ltd.	3,400	46,619
	House Foods Group, Inc.	10,300	202,939
	Hoya Corp.	15,800	1,831,849
	HS Holdings Co. Ltd.	4,600	28,039
	Hulic Co. Ltd.	57,369	528,635
	Hyakugo Bank Ltd.	55,900	229,893
	Hyakujushi Bank Ltd.	5,300	97,096
#	I K K Holdings, Inc.	4,000	19,740
	Ibiden Co. Ltd.	16,600	631,024
	IBJ, Inc.	3,800	13,082
	Ichibanya Co. Ltd.	11,400	78,712
	Ichigo, Inc.	5,200	14,007
	Ichiken Co. Ltd.	1,200	18,234
	Ichikoh Industries Ltd.	11,300	38,244
	Ichinen Holdings Co. Ltd.	5,400	59,319
	Ichiyoshi Securities Co. Ltd.	5,736	29,739
	Icom, Inc.	1,900	38,450
	ID Holdings Corp.	3,750	34,669
	Idec Corp.	7,300	128,853
	IDOM, Inc.	15,000	133,020
#	IG Port, Inc.	600	15,838
	IHI Corp.	18,100	433,389
	Iida Group Holdings Co. Ltd.	25,740	328,594
	Iino Kaiun Kaisha Ltd.	20,000	160,763
	I’ll, Inc.	2,100	35,905
	Imagica Group, Inc.	5,700	21,857
	Imasen Electric Industrial	2,600	10,449
	i-mobile Co. Ltd.	12,200	30,475
	Imuraya Group Co. Ltd.	1,800	27,967

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Inaba Denki Sangyo Co. Ltd.	10,700	$249,637
	Inaba Seisakusho Co. Ltd.	2,800	31,922
	Inabata & Co. Ltd.	12,000	244,619
#	I-NE Co. Ltd.	1,100	12,407
	Ines Corp.	4,700	47,241
	I-Net Corp.	3,730	47,948
	Infocom Corp.	5,100	87,269
	INFRONEER Holdings, Inc.	49,440	437,825
	Innotech Corp.	4,100	47,864
	Insource Co. Ltd.	11,100	53,933
	Intage Holdings, Inc.	2,200	20,413
	Integrated Design & Engineering Holdings Co. Ltd.	3,800	112,741
	Intelligent Wave, Inc.	2,300	16,587
	Inter Action Corp.	2,400	23,490
	Internet Initiative Japan, Inc.	16,800	284,239
	Inui Global Logistics Co. Ltd.	2,900	20,242
	I-PEX, Inc.	3,800	42,715
	IPS, Inc.	1,100	16,124
#	IR Japan Holdings Ltd.	2,200	16,642
	Iriso Electronics Co. Ltd.	4,800	93,863
	ISB Corp.	3,100	25,259
#	Ise Chemicals Corp.	400	47,087
	Iseki & Co. Ltd.	5,200	33,948
	Isetan Mitsukoshi Holdings Ltd.	34,000	477,535
	Ishihara Chemical Co. Ltd.	3,400	38,241
	Ishihara Sangyo Kaisha Ltd.	8,500	98,467
#	Ishizuka Glass Co. Ltd.	600	10,308
#*	Istyle, Inc.	19,600	65,507
	Isuzu Motors Ltd.	131,100	1,661,410
	Itfor, Inc.	5,500	47,662
#	ITmedia, Inc.	2,300	26,425
#	Ito En Ltd.	11,819	286,791
	Itochu Enex Co. Ltd.	17,400	168,415
	Itoham Yonekyu Holdings, Inc.	7,200	187,890
	Itoki Corp.	9,400	112,294
	IwaiCosmo Holdings, Inc.	5,600	82,223
	Iwaki Co. Ltd.	1,700	27,417
	Iwatani Corp.	11,500	652,999
	Iwatsuka Confectionery Co. Ltd.	1,800	29,720
	Iyogin Holdings, Inc.	49,300	376,248
	Izumi Co. Ltd.	9,100	211,416
	J Front Retailing Co. Ltd.	52,600	458,085
	J Trust Co. Ltd.	18,300	52,074
	JAC Recruitment Co. Ltd.	16,000	77,099
	Jaccs Co. Ltd.	6,700	240,777
*	Jade Group, Inc.	2,700	26,201
	JAFCO Group Co. Ltd.	17,400	196,370
*	Jamco Corp.	1,100	7,587
	JANOME Corp.	7,199	30,462
	Japan Airlines Co. Ltd.	28,600	506,756
	Japan Airport Terminal Co. Ltd.	10,200	360,460
	Japan Aviation Electronics Industry Ltd.	12,800	205,634
	Japan Business Systems, Inc.	2,400	19,257
#*	Japan Communications, Inc.	41,300	51,823
	Japan Electronic Materials Corp.	2,700	43,829
	Japan Elevator Service Holdings Co. Ltd.	13,700	212,906
	Japan Exchange Group, Inc.	43,100	1,009,424
*	Japan Hospice Holdings, Inc.	2,100	18,914
	Japan Lifeline Co. Ltd.	13,800	101,288

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Material Co. Ltd.	16,500	$232,782
	Japan Medical Dynamic Marketing, Inc.	7,400	31,587
	Japan Petroleum Exploration Co. Ltd.	4,600	194,043
	Japan Post Bank Co. Ltd.	51,500	522,741
	Japan Post Holdings Co. Ltd.	85,200	818,201
	Japan Post Insurance Co. Ltd.	15,600	292,876
	Japan Property Management Center Co. Ltd.	3,600	30,187
	Japan Pulp & Paper Co. Ltd.	3,400	118,122
	Japan Securities Finance Co. Ltd.	27,400	277,777
	Japan Steel Works Ltd.	6,500	157,780
	Japan System Techniques Co. Ltd.	3,000	31,915
	Japan Transcity Corp.	8,700	40,035
	Japan Wool Textile Co. Ltd.	14,300	123,451
#	Jastec Co. Ltd.	1,400	17,185
	JBCC Holdings, Inc.	3,800	80,360
	JCU Corp.	5,100	121,760
#	JDC Corp.	10,600	34,681
	Jeol Ltd.	10,980	435,021
	JFE Systems, Inc.	1,300	30,439
	JGC Holdings Corp.	38,800	374,000
	Jichodo Co. Ltd.	200	17,150
#*	JIG-SAW, Inc.	900	22,409
	JINS Holdings, Inc.	3,200	67,228
	JINUSHI Co. Ltd.	3,100	50,141
	JK Holdings Co. Ltd.	3,200	21,696
	J-Lease Co. Ltd.	4,000	31,721
	JM Holdings Co. Ltd.	3,300	55,321
	JMS Co. Ltd.	5,000	16,884
	J-Oil Mills, Inc.	5,400	67,694
	Joshin Denki Co. Ltd.	5,100	82,269
	Joyful Honda Co. Ltd.	13,300	189,154
	JP-Holdings, Inc.	13,200	37,931
	JSB Co. Ltd.	2,500	46,362
#	JSP Corp.	3,600	53,112
	JTEKT Corp.	37,700	291,828
#	Juki Corp.	9,000	30,657
	Juroku Financial Group, Inc.	8,100	243,283
	Justsystems Corp.	8,700	151,542
	JVCKenwood Corp.	55,200	280,606
#	K&O Energy Group, Inc.	3,800	81,984
	Kadokawa Corp.	6,869	125,549
	Kadoya Sesame Mills, Inc.	900	20,830
	Kaga Electronics Co. Ltd.	4,200	165,454
	Kagome Co. Ltd.	8,800	224,953
	Kajima Corp.	42,000	804,597
	Kakaku.com, Inc.	23,400	269,160
#	Kakiyasu Honten Co. Ltd.	2,400	41,778
#	Kamakura Shinsho Ltd.	4,900	16,539
	Kameda Seika Co. Ltd.	500	13,166
	Kamei Corp.	6,100	78,550
	Kamigumi Co. Ltd.	16,600	358,487
	Kanaden Corp.	4,800	47,378
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	35,018
	Kanamic Network Co. Ltd.	5,700	18,678
#	Kanamoto Co. Ltd.	9,256	155,677
	Kandenko Co. Ltd.	32,900	366,990
	Kaneko Seeds Co. Ltd.	2,900	26,276
	Kanematsu Corp.	19,970	324,709
	Kanemi Co. Ltd.	1,000	20,214

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanro, Inc.	1,200	$17,217
	Kansai Electric Power Co., Inc.	41,300	618,650
	Kansai Food Market Ltd.	2,200	27,271
	Kansai Paint Co. Ltd.	23,900	311,134
	Kanto Denka Kogyo Co. Ltd.	12,900	88,032
	Kao Corp.	20,600	849,795
*	Kaonavi, Inc.	1,000	9,177
#*	Kappa Create Co. Ltd.	1,000	10,212
	Katakura Industries Co. Ltd.	6,600	80,718
	Katitas Co. Ltd.	14,000	168,670
	Kato Works Co. Ltd.	2,500	21,934
	Kawada Technologies, Inc.	4,200	79,956
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	52,201
	Kawasaki Heavy Industries Ltd.	32,700	1,012,328
	Kawasaki Kisen Kaisha Ltd.	29,700	418,469
	KDDI Corp.	103,300	2,866,449
#	KeePer Technical Laboratory Co. Ltd.	3,200	90,996
	Keihan Holdings Co. Ltd.	15,500	324,177
	Keihanshin Building Co. Ltd.	5,500	55,133
	Keikyu Corp.	27,500	218,610
	Keio Corp.	10,700	261,800
	Keisei Electric Railway Co. Ltd.	7,074	263,527
#	KEIWA, Inc.	3,800	26,565
	Keiyo Bank Ltd.	24,600	120,949
	KEL Corp.	1,000	11,689
	Kenko Mayonnaise Co. Ltd.	4,600	65,757
	Kewpie Corp.	12,523	252,641
	Keyence Corp.	4,900	2,154,871
	KFC Holdings Japan Ltd.	3,200	103,788
	KH Neochem Co. Ltd.	8,400	128,980
	Kibun Foods, Inc.	3,200	23,465
	Kimura Chemical Plants Co. Ltd.	5,400	26,159
#	Kimura Unity Co. Ltd.	2,400	27,904
	Kinden Corp.	22,500	429,325
	King Jim Co. Ltd.	1,300	7,333
	Kinki Sharyo Co. Ltd.	1,800	26,322
	Kintetsu Department Store Co. Ltd.	2,100	29,115
	Kintetsu Group Holdings Co. Ltd.	9,700	249,373
	Kissei Pharmaceutical Co. Ltd.	8,000	183,311
	Ki-Star Real Estate Co. Ltd.	2,500	60,605
	Kitagawa Corp.	2,400	23,403
	Kita-Nippon Bank Ltd.	2,400	38,070
	Kitano Construction Corp.	1,600	34,735
	Kitz Corp.	18,600	158,319
	Kiyo Bank Ltd.	17,000	195,292
#*	KLab, Inc.	7,700	11,867
#*	KNT-CT Holdings Co. Ltd.	2,900	23,234
#	Koa Corp.	10,100	104,170
#	Koa Shoji Holdings Co. Ltd.	2,000	10,696
	Koatsu Gas Kogyo Co. Ltd.	6,900	37,857
	Kobayashi Pharmaceutical Co. Ltd.	3,000	106,350
	Kobe Bussan Co. Ltd.	13,100	282,924
#	Kobe Electric Railway Co. Ltd.	1,300	22,633
	Kobe Steel Ltd.	81,120	990,113
	Koei Tecmo Holdings Co. Ltd.	18,380	170,959
	Kohnan Shoji Co. Ltd.	7,300	206,155
	Kohsoku Corp.	2,000	27,752
#	Koike Sanso Kogyo Co. Ltd.	400	17,369
	Koike-ya, Inc.	400	11,981

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co. Ltd.	25,345	$340,909
	Kojima Co. Ltd.	7,900	40,755
	Kokuyo Co. Ltd.	17,400	297,264
	Komatsu Ltd.	108,300	3,233,421
	Komatsu Matere Co. Ltd.	7,000	33,561
	Komatsu Wall Industry Co. Ltd.	2,000	40,449
	KOMEDA Holdings Co. Ltd.	11,900	195,324
#	Komehyo Holdings Co. Ltd.	1,800	42,416
	Komeri Co. Ltd.	9,200	223,064
	Komori Corp.	11,900	92,955
	Konaka Co. Ltd.	3,600	8,964
	Kondotec, Inc.	4,900	39,677
	Konica Minolta, Inc.	130,300	433,265
	Konishi Co. Ltd.	13,400	113,799
	Konoike Transport Co. Ltd.	8,200	118,885
#	Konoshima Chemical Co. Ltd.	1,600	15,501
	Kosaido Holdings Co. Ltd.	13,000	60,004
	Kose Corp.	4,401	226,933
	Koshidaka Holdings Co. Ltd.	12,500	68,384
	Kotobuki Spirits Co. Ltd.	25,200	259,473
	Kozo Keikaku Engineering, Inc.	1,500	37,825
	KPP Group Holdings Co. Ltd.	14,300	67,267
#	Krosaki Harima Corp.	5,600	121,051
	KRS Corp.	3,000	22,231
	K’s Holdings Corp.	35,400	339,813
	KU Holdings Co. Ltd.	3,800	27,802
	Kubota Corp.	33,600	538,935
	Kumagai Gumi Co. Ltd.	8,777	231,390
#	Kumiai Chemical Industry Co. Ltd.	18,010	91,793
#	Kura Sushi, Inc.	1,100	34,144
	Kurabo Industries Ltd.	4,400	103,537
	Kuraray Co. Ltd.	71,628	793,575
	Kureha Corp.	12,600	224,624
	Kurimoto Ltd.	2,100	55,866
	Kurita Water Industries Ltd.	17,700	700,992
	Kuriyama Holdings Corp.	4,400	38,804
	Kushikatsu Tanaka Holdings Co.	900	9,631
	Kusuri No. Aoki Holdings Co. Ltd.	11,400	212,546
	KYB Corp.	5,400	184,350
	Kyocera Corp.	49,400	602,119
	Kyodo Printing Co. Ltd.	2,100	43,699
	Kyoei Steel Ltd.	5,500	78,300
	Kyokuto Boeki Kaisha Ltd.	3,000	36,932
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	122,321
#	Kyokuto Securities Co. Ltd.	5,500	54,888
	Kyokuyo Co. Ltd.	2,500	57,177
	KYORITSU Co. Ltd.	10,100	10,807
#	Kyoritsu Maintenance Co. Ltd.	16,800	358,271
	Kyosan Electric Manufacturing Co. Ltd.	10,000	32,483
	Kyoto Financial Group, Inc.	42,396	754,613
	Kyowa Kirin Co. Ltd.	8,600	144,427
	Kyudenko Corp.	8,800	365,234
	Kyushu Financial Group, Inc.	85,550	572,419
	Kyushu Leasing Service Co. Ltd.	1,700	13,817
	Kyushu Railway Co.	14,800	318,435
	LA Holdings Co. Ltd.	1,300	39,044
	LAC Co. Ltd.	1,800	9,238
	Lacto Japan Co. Ltd.	1,700	28,073
	Lasertec Corp.	4,300	927,533

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	LEC, Inc.	7,300	$51,105
	Leopalace21 Corp.	45,800	151,584
	Life Corp.	6,100	152,386
	Lifedrink Co., Inc.	1,200	38,023
#*	LIFENET INSURANCE Co.	10,300	90,947
	LIFULL Co. Ltd.	19,200	20,096
	LIKE, Inc.	1,800	19,516
	Link & Motivation, Inc.	10,500	33,271
	Lintec Corp.	10,600	211,321
	Lion Corp.	41,700	373,965
#	LITALICO, Inc.	5,600	64,758
	Lixil Corp.	60,100	645,517
	Loadstar Capital KK	2,600	55,933
	Look Holdings, Inc.	2,000	37,881
	LY Corp.	105,000	252,276
	M&A Capital Partners Co. Ltd.	5,400	72,903
	M3, Inc.	25,900	273,975
	Mabuchi Motor Co. Ltd.	22,432	347,424
	Macnica Holdings, Inc.	12,550	553,368
	Macromill, Inc.	13,000	60,609
	Maeda Kosen Co. Ltd.	5,200	113,801
	Maezawa Industries, Inc.	3,600	29,096
	Maezawa Kasei Industries Co. Ltd.	3,600	39,203
	Maezawa Kyuso Industries Co. Ltd.	4,200	34,171
	Makino Milling Machine Co. Ltd.	6,000	240,676
	Makita Corp.	14,366	415,908
	Mammy Mart Corp.	400	13,365
#	Management Solutions Co. Ltd.	2,600	28,073
	Mandom Corp.	8,800	72,603
	Mani, Inc.	13,000	150,605
	MarkLines Co. Ltd.	2,700	50,962
	Marubun Corp.	5,900	54,296
	Marudai Food Co. Ltd.	5,000	51,452
	Maruha Nichiro Corp.	10,600	206,758
	Marui Group Co. Ltd.	28,100	429,196
	Maruichi Steel Tube Ltd.	15,400	396,526
	MARUKA FURUSATO Corp.	4,392	67,419
	Marumae Co. Ltd.	1,200	14,552
	Marusan Securities Co. Ltd.	13,800	89,187
	Maruwa Co. Ltd.	1,500	316,092
	Maruzen CHI Holdings Co. Ltd.	3,900	8,161
	Maruzen Co. Ltd.	1,300	24,041
	Maruzen Showa Unyu Co. Ltd.	3,600	107,704
	Marvelous, Inc.	5,200	22,248
	Matsuda Sangyo Co. Ltd.	4,500	78,322
#	Matsui Construction Co. Ltd.	6,000	32,442
	Matsui Securities Co. Ltd.	24,600	125,915
	MatsukiyoCocokara & Co.	17,580	249,297
	Matsuoka Corp.	1,000	9,392
	Matsuyafoods Holdings Co. Ltd.	600	21,296
	Max Co. Ltd.	5,000	111,573
	Maxell Ltd.	11,200	110,502
	Maxvalu Tokai Co. Ltd.	2,300	45,099
	Mazda Motor Corp.	106,306	1,203,328
	McDonald’s Holdings Co. Japan Ltd.	5,000	219,943
	MCJ Co. Ltd.	23,800	207,764
	Mebuki Financial Group, Inc.	162,850	576,102
	MEC Co. Ltd.	4,200	110,181
	Media Do Co. Ltd.	1,800	15,458

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Medical Data Vision Co. Ltd.	6,200	$22,746
	Medical System Network Co. Ltd.	7,000	28,055
	Medikit Co. Ltd.	700	12,514
	Medipal Holdings Corp.	32,800	514,404
	Medius Holdings Co. Ltd.	3,500	17,197
*	Medley, Inc.	2,100	48,136
	MedPeer, Inc.	2,400	10,407
*	Megachips Corp.	4,800	111,287
	Megmilk Snow Brand Co. Ltd.	12,500	201,872
	Meidensha Corp.	8,800	194,999
	Meiji Electric Industries Co. Ltd.	1,500	15,560
	Meiko Electronics Co. Ltd.	6,600	215,337
	Meisei Industrial Co. Ltd.	10,800	91,805
	MEITEC Group Holdings, Inc.	18,400	343,160
	Meito Sangyo Co. Ltd.	2,500	28,077
	Meiwa Corp.	5,000	21,205
#	Meiwa Estate Co. Ltd.	2,100	13,062
	Melco Holdings, Inc.	1,500	32,607
	Menicon Co. Ltd.	16,400	158,238
#*	Mercari, Inc.	28,697	331,820
	Mercuria Holdings Co. Ltd.	1,900	12,583
*	MetaReal Corp.	900	5,587
	METAWATER Co. Ltd.	4,500	55,979
	Micronics Japan Co. Ltd.	7,900	325,429
#	Midac Holdings Co. Ltd.	4,100	36,942
	Mie Kotsu Group Holdings, Inc.	12,100	45,470
	Mikuni Corp.	5,900	16,089
	Milbon Co. Ltd.	3,210	63,096
	MIMAKI ENGINEERING Co. Ltd.	3,700	28,844
	Mimasu Semiconductor Industry Co. Ltd.	4,500	103,795
	Minebea Mitsumi, Inc.	45,490	852,043
	Ministop Co. Ltd.	3,800	37,201
#	Mirai Industry Co. Ltd.	1,400	36,672
#	Miraial Co. Ltd.	1,700	15,967
	Mirait One Corp.	26,810	327,350
	Mirarth Holdings, Inc.	17,600	53,966
	Miroku Jyoho Service Co. Ltd.	4,500	48,404
	MISUMI Group, Inc.	12,000	195,094
	Mitani Corp.	8,000	84,427
	Mitani Sangyo Co. Ltd.	7,800	17,969
	Mitani Sekisan Co. Ltd.	1,700	62,306
	Mito Securities Co. Ltd.	16,800	56,691
	Mitsuba Corp.	9,400	86,308
	Mitsubishi Electric Corp.	59,800	1,042,310
	Mitsubishi Estate Co. Ltd.	32,600	597,385
	Mitsubishi Gas Chemical Co., Inc.	27,200	481,283
	Mitsubishi HC Capital, Inc.	174,470	1,129,875
	Mitsubishi Heavy Industries Ltd.	183,000	1,636,223
	Mitsubishi Kakoki Kaisha Ltd.	1,800	44,319
	Mitsubishi Logisnext Co. Ltd.	8,300	81,860
	Mitsubishi Logistics Corp.	12,700	421,338
	Mitsubishi Motors Corp.	155,700	493,388
#	Mitsubishi Paper Mills Ltd.	7,800	28,365
	Mitsubishi Pencil Co. Ltd.	8,500	129,663
	Mitsubishi Research Institute, Inc.	1,900	59,071
	Mitsubishi UFJ Financial Group, Inc.	488,200	4,863,131
	Mitsuboshi Belting Ltd.	5,800	177,890
	Mitsui Chemicals, Inc.	24,466	696,385
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	87,457

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mitsui E&S Co. Ltd.	30,800	$333,892
	Mitsui Fudosan Co. Ltd.	98,700	1,004,476
	Mitsui High-Tec, Inc.	4,800	214,924
	Mitsui Mining & Smelting Co. Ltd.	14,899	467,186
#	Mitsui OSK Lines Ltd.	21,400	679,227
	Mitsui-Soko Holdings Co. Ltd.	5,400	159,283
	Mitsuuroko Group Holdings Co. Ltd.	8,300	71,065
	Miura Co. Ltd.	7,100	111,706
	MIXI, Inc.	10,100	154,145
	Miyaji Engineering Group, Inc.	3,000	75,849
	Miyazaki Bank Ltd.	4,300	83,545
	Miyoshi Oil & Fat Co. Ltd.	1,700	13,592
	Mizuho Financial Group, Inc.	98,380	1,901,596
	Mizuho Leasing Co. Ltd.	44,000	314,311
#	Mizuho Medy Co. Ltd.	1,800	37,961
	Mizuno Corp.	5,500	266,936
	Modec, Inc.	4,400	86,809
	Monex Group, Inc.	30,100	155,523
	Monogatari Corp.	7,000	189,128
#	MonotaRO Co. Ltd.	22,800	273,255
	Morinaga & Co. Ltd.	19,500	315,135
	Morinaga Milk Industry Co. Ltd.	22,900	448,735
	Moriroku Holdings Co. Ltd.	2,900	49,764
	Morita Holdings Corp.	8,100	95,356
	Morito Co. Ltd.	5,100	49,856
	Morozoff Ltd.	1,000	26,475
	MrMax Holdings Ltd.	8,700	36,100
	MS&AD Insurance Group Holdings, Inc.	52,800	949,293
	Mugen Estate Co. Ltd.	4,900	43,097
#	m-up Holdings, Inc.	7,600	50,211
	Murakami Corp.	1,900	56,385
	Murata Manufacturing Co. Ltd.	90,100	1,646,321
	Musashi Seimitsu Industry Co. Ltd.	13,600	144,110
	Musashino Bank Ltd.	7,400	144,902
	Muto Seiko Co.	1,000	11,887
	Nabtesco Corp.	16,000	263,871
	Nachi-Fujikoshi Corp.	4,298	92,905
#	Nafco Co. Ltd.	2,900	53,007
	Nagano Keiki Co. Ltd.	4,100	61,546
	Nagase & Co. Ltd.	26,100	451,539
	Nagase Brothers, Inc.	2,000	23,833
	Nagatanien Holdings Co. Ltd.	2,700	39,785
	Nagawa Co. Ltd.	900	42,032
	Nagoya Railroad Co. Ltd.	17,800	232,177
	Naigai Trans Line Ltd.	1,300	20,756
	Nakabayashi Co. Ltd.	4,900	16,229
	Nakamoto Packs Co. Ltd.	1,600	16,902
	Nakamuraya Co. Ltd.	900	17,889
	Nakanishi, Inc.	9,700	149,011
#	Namura Shipbuilding Co. Ltd.	12,300	153,364
#	Nankai Electric Railway Co. Ltd.	14,800	257,704
	Nanto Bank Ltd.	6,600	126,850
#	Nanyo Corp.	1,600	12,726
	Narasaki Sangyo Co. Ltd.	700	13,806
	NCD Co. Ltd./Shinagawa	1,000	11,362
	NEC Capital Solutions Ltd.	3,400	82,682
	NEC Corp.	14,300	1,035,348
	NEC Networks & System Integration Corp.	13,800	229,246
	NET One Systems Co. Ltd.	19,384	324,345

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Net Protections Holdings, Inc.	16,000	$22,239
	New Art Holdings Co. Ltd.	2,100	21,852
	Nexon Co. Ltd.	9,300	145,000
#	Nextage Co. Ltd.	10,600	186,102
	NGK Insulators Ltd.	52,292	712,336
	NH Foods Ltd.	14,000	460,547
	NHK Spring Co. Ltd.	46,900	475,324
	Nicca Chemical Co. Ltd.	1,900	12,047
	Nice Corp.	1,400	15,418
	Nichias Corp.	14,100	386,477
	Nichiban Co. Ltd.	2,800	33,888
	Nichicon Corp.	12,900	109,202
	Nichiden Corp.	3,400	54,745
	Nichiha Corp.	7,400	172,546
#	Nichimo Co. Ltd.	1,600	21,050
	Nichirei Corp.	21,000	525,768
	Nichireki Co. Ltd.	6,200	94,585
	Nichirin Co. Ltd.	2,810	70,175
	NIDEC Corp.	4,600	215,431
	Nifco, Inc.	17,300	418,200
	Nihon Chouzai Co. Ltd.	2,800	27,324
	Nihon Dempa Kogyo Co. Ltd.	7,100	58,043
	Nihon Dengi Co. Ltd.	1,200	44,497
	Nihon Denkei Co. Ltd.	1,350	19,698
	Nihon Flush Co. Ltd.	5,100	29,485
	Nihon House Holdings Co. Ltd.	11,100	21,958
	Nihon Kagaku Sangyo Co. Ltd.	2,900	26,329
	Nihon Kohden Corp.	7,200	195,757
	Nihon M&A Center Holdings, Inc.	73,700	403,384
	Nihon Nohyaku Co. Ltd.	11,300	53,625
	Nihon Parkerizing Co. Ltd.	23,894	183,748
	Nihon Plast Co. Ltd.	3,200	10,212
	Nihon Tokushu Toryo Co. Ltd.	2,700	23,964
	Nihon Trim Co. Ltd.	700	15,807
#	Nihon Yamamura Glass Co. Ltd.	1,900	17,265
	Nikkiso Co. Ltd.	12,700	101,425
	Nikko Co. Ltd.	8,000	37,695
	Nikkon Holdings Co. Ltd.	15,600	306,199
	Nikon Corp.	54,800	566,595
	Nintendo Co. Ltd.	42,300	2,062,927
	Nippi, Inc.	400	13,635
	Nippn Corp.	14,300	220,676
	Nippon Air Conditioning Services Co. Ltd.	3,800	21,738
	Nippon Aqua Co. Ltd.	1,900	11,570
	Nippon Avionics Co. Ltd.	400	22,805
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	37,707
	Nippon Carbide Industries Co., Inc.	1,700	19,409
	Nippon Carbon Co. Ltd.	2,400	84,623
	Nippon Care Supply Co. Ltd.	100	1,206
	Nippon Chemical Industrial Co. Ltd.	1,799	27,541
*	Nippon Chemi-Con Corp.	5,200	52,555
	Nippon Concept Corp.	2,200	25,259
	Nippon Densetsu Kogyo Co. Ltd.	9,600	131,765
	Nippon Dry-Chemical Co. Ltd.	1,600	26,869
	Nippon Electric Glass Co. Ltd.	21,100	522,100
	Nippon Express Holdings, Inc.	16,500	844,112
	Nippon Fine Chemical Co. Ltd.	2,700	41,493
	Nippon Gas Co. Ltd.	29,300	477,860
	Nippon Hume Corp.	6,600	35,500

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Kanzai Holdings Co. Ltd.	1,000	$16,439
	Nippon Kayaku Co. Ltd.	3,700	30,138
	Nippon Kodoshi Corp.	1,600	20,751
	Nippon Light Metal Holdings Co. Ltd.	20,481	243,027
	Nippon Paint Holdings Co. Ltd.	11,600	74,252
	Nippon Paper Industries Co. Ltd.	30,978	215,377
	Nippon Parking Development Co. Ltd.	51,500	63,216
	Nippon Pillar Packing Co. Ltd.	5,000	196,948
	Nippon Rietec Co. Ltd.	4,000	33,331
	Nippon Road Co. Ltd.	6,700	80,317
	Nippon Seiki Co. Ltd.	11,900	108,211
	Nippon Seisen Co. Ltd.	5,000	42,203
	Nippon Sharyo Ltd.	2,200	33,665
*	Nippon Sheet Glass Co. Ltd.	24,600	82,001
	Nippon Shinyaku Co. Ltd.	9,000	249,032
	Nippon Shokubai Co. Ltd.	32,000	304,163
	Nippon Signal Company Ltd.	11,500	74,449
	Nippon Soda Co. Ltd.	6,500	238,444
	Nippon Telegraph & Telephone Corp.	907,500	979,793
	Nippon Thompson Co. Ltd.	14,800	61,329
	Nippon Yusen KK	61,200	1,737,497
	Nishikawa Rubber Co. Ltd.	2,100	26,456
	Nishimatsu Construction Co. Ltd.	9,200	266,016
	Nishimatsuya Chain Co. Ltd.	9,200	127,578
	Nishimoto Co. Ltd.	1,100	40,628
	Nishi-Nippon Financial Holdings, Inc.	31,800	402,030
	Nishi-Nippon Railroad Co. Ltd.	9,200	143,327
	Nishio Holdings Co. Ltd.	5,600	143,090
	Nissan Motor Co. Ltd.	396,950	1,452,719
	Nissan Shatai Co. Ltd.	8,100	52,357
	Nissan Tokyo Sales Holdings Co. Ltd.	8,200	28,761
	Nissei ASB Machine Co. Ltd.	2,100	69,032
	Nissei Plastic Industrial Co. Ltd.	4,600	32,767
	Nissha Co. Ltd.	11,615	125,021
	Nisshin Group Holdings Co. Ltd.	9,400	31,896
	Nisshin Oillio Group Ltd.	8,400	269,847
	Nisshin Seifun Group, Inc.	34,340	447,961
	Nisshinbo Holdings, Inc.	38,475	291,679
	Nissin Corp.	3,500	69,248
	Nissin Foods Holdings Co. Ltd.	7,800	208,147
	Nisso Holdings Co. Ltd.	2,800	14,707
	Nissui Corp.	79,600	477,619
	Niterra Co. Ltd.	33,300	1,092,167
	Nitori Holdings Co. Ltd.	6,600	883,298
	Nitta Corp.	4,800	123,849
	Nitta Gelatin, Inc.	3,200	14,550
	Nitto Denko Corp.	16,700	1,380,850
	Nitto Fuji Flour Milling Co. Ltd.	600	20,194
	Nitto Kogyo Corp.	7,300	195,808
	Nitto Kohki Co. Ltd.	3,400	52,547
	Nitto Seiko Co. Ltd.	6,900	26,945
	Nittoc Construction Co. Ltd.	6,700	48,402
	Nittoku Co. Ltd.	2,600	32,096
	NJS Co. Ltd.	1,500	29,823
	Noda Corp.	2,000	14,140
	Noevir Holdings Co. Ltd.	3,600	119,115
	Nojima Corp.	17,000	203,115
	NOK Corp.	14,900	215,633
	Nomura Holdings, Inc.	163,500	930,312

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc., Sponsored ADR	61,247	$349,720
#	Nomura Micro Science Co. Ltd.	5,600	179,056
	Nomura Real Estate Holdings, Inc.	16,200	453,553
	Nomura Research Institute Ltd.	14,989	362,702
	Noritake Co. Ltd.	5,400	141,758
	Noritsu Koki Co. Ltd.	5,600	109,874
	Noritz Corp.	7,800	88,082
	North Pacific Bank Ltd.	74,016	212,868
	NPR-RIKEN Corp.	4,846	89,160
	NS Solutions Corp.	3,400	110,743
	NS Tool Co. Ltd.	3,500	20,476
	NSD Co. Ltd.	15,900	310,781
	NSK Ltd.	66,202	364,070
	NSW, Inc.	1,800	33,998
#	NTN Corp.	111,021	220,324
	NTT Data Group Corp.	42,500	664,607
	Oat Agrio Co. Ltd.	1,200	15,233
	Obara Group, Inc.	2,300	60,082
	Obayashi Corp.	63,100	704,246
	OBIC Business Consultants Co. Ltd.	1,400	57,207
	Obic Co. Ltd.	1,300	167,006
#	Odakyu Electric Railway Co. Ltd.	31,099	349,636
	Ogaki Kyoritsu Bank Ltd.	10,000	143,231
#	Ohara, Inc.	1,700	14,296
#	Ohashi Technica, Inc.	3,300	33,182
	Ohba Co. Ltd.	1,700	12,137
	Ohsho Food Service Corp.	2,800	138,768
	OIE Sangyo Co. Ltd.	600	6,128
	Oiles Corp.	6,140	92,870
#*	Oisix ra daichi, Inc.	6,700	50,759
	Oita Bank Ltd.	3,900	72,414
	Oji Holdings Corp.	150,400	589,119
	Okabe Co. Ltd.	10,200	51,898
	Okada Aiyon Corp.	800	15,290
	Okamoto Machine Tool Works Ltd.	1,100	41,629
	Okamura Corp.	12,400	187,788
	Okasan Securities Group, Inc.	41,500	198,804
	Oki Electric Industry Co. Ltd.	25,448	181,870
	Okinawa Cellular Telephone Co.	7,400	159,004
	Okinawa Financial Group, Inc.	5,080	86,144
	OKUMA Corp.	8,000	359,311
	Okumura Corp.	8,000	250,287
	Okura Industrial Co. Ltd.	2,600	51,605
	Okuwa Co. Ltd.	5,900	35,299
	Olympus Corp.	15,800	220,089
	Omron Corp.	8,600	295,172
	Onoken Co. Ltd.	5,400	63,177
	Onward Holdings Co. Ltd.	25,100	96,617
	Open House Group Co. Ltd.	18,800	571,712
	Open Up Group, Inc.	11,700	148,214
	Optex Group Co. Ltd.	8,100	95,088
*	Optim Corp.	3,400	19,215
	Optorun Co. Ltd.	8,506	104,495
	Oracle Corp.	2,900	217,629
	Organo Corp.	7,200	330,295
	Orient Corp.	14,980	97,765
	Oriental Consultants Holdings Co. Ltd.	500	10,571
	Oriental Land Co. Ltd.	25,000	689,793
	Oriental Shiraishi Corp.	31,900	76,546

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ORIX Corp.	116,700	$2,388,313
	Oro Co. Ltd.	2,400	39,656
	Osaka Gas Co. Ltd.	20,800	462,506
#	Osaka Organic Chemical Industry Ltd.	3,600	74,616
	Osaka Soda Co. Ltd.	2,500	146,621
	Osaka Steel Co. Ltd.	1,800	27,361
#	OSAKA Titanium Technologies Co. Ltd.	7,600	118,402
	Osaki Electric Co. Ltd.	11,100	48,282
	OSG Corp.	17,800	229,554
	Otsuka Corp.	19,200	381,852
	OUG Holdings, Inc.	1,000	17,104
	Oval Corp.	3,800	12,606
	Oyo Corp.	5,800	90,146
	Ozu Corp.	700	7,823
	Pacific Industrial Co. Ltd.	12,376	127,649
	Pack Corp.	3,700	85,929
	PAL GROUP Holdings Co. Ltd.	10,000	119,342
	PALTAC Corp.	4,110	124,397
	Pan Pacific International Holdings Corp.	32,200	756,250
	Panasonic Holdings Corp.	210,601	1,838,220
	Paraca, Inc.	1,500	19,396
	Paramount Bed Holdings Co. Ltd.	9,500	161,866
*	Park24 Co. Ltd.	31,200	336,011
	Parker Corp.	3,000	18,337
#	Pasona Group, Inc.	6,100	85,600
	Pegasus Co. Ltd.	5,300	17,572
	Penta-Ocean Construction Co. Ltd.	67,700	339,752
	People Dreams & Technologies Group Co. Ltd.	1,400	15,223
*	PeptiDream, Inc.	20,907	266,402
	Persol Holdings Co. Ltd.	383,534	530,546
#	Pharma Foods International Co. Ltd.	4,400	23,397
#	PHC Holdings Corp.	6,400	46,175
*	PIA Corp.	1,400	27,603
	Pickles Holdings Co. Ltd.	2,400	17,994
	Pigeon Corp.	28,475	259,550
	Pilot Corp.	7,500	200,736
	Piolax, Inc.	7,100	120,619
	Plus Alpha Consulting Co. Ltd.	6,400	81,409
	Pola Orbis Holdings, Inc.	8,200	75,245
	Pole To Win Holdings, Inc.	8,400	26,428
#	Port, Inc.	1,900	24,026
*	PR Times Corp.	900	10,334
	Premium Group Co. Ltd.	8,700	122,120
	Premium Water Holdings, Inc.	700	13,510
	Press Kogyo Co. Ltd.	23,000	113,165
#	Pressance Corp.	7,400	85,752
	Prestige International, Inc.	20,100	85,838
	Prima Meat Packers Ltd.	5,699	83,362
	Procrea Holdings, Inc.	7,208	84,487
	Pronexus, Inc.	5,200	37,844
#	Pro-Ship, Inc.	1,900	16,699
	Proto Corp.	6,700	59,332
	PS Mitsubishi Construction Co. Ltd.	2,490	15,709
	QB Net Holdings Co. Ltd.	3,200	23,110
	Qol Holdings Co. Ltd.	5,900	66,183
	Quick Co. Ltd.	2,900	42,838
	Raccoon Holdings, Inc.	4,100	17,412
	Raito Kogyo Co. Ltd.	8,000	103,950
	Raiznext Corp.	7,900	101,555

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Raksul, Inc.	12,200	$69,094
	Rakus Co. Ltd.	18,800	190,032
*	Rakuten Group, Inc.	35,900	172,659
	Rasa Corp.	2,700	32,471
	Rasa Industries Ltd.	2,100	37,357
	Raysum Co. Ltd.	3,036	69,919
	Recruit Holdings Co. Ltd.	60,400	2,601,269
	Relo Group, Inc.	28,700	249,478
	Renaissance, Inc.	2,000	12,799
	Renesas Electronics Corp.	82,200	1,334,579
	Rengo Co. Ltd.	54,600	409,383
#*	RENOVA, Inc.	8,300	77,990
	Resona Holdings, Inc.	182,363	1,153,215
	Resonac Holdings Corp.	38,500	834,793
	Resorttrust, Inc.	15,000	248,255
	Restar Corp.	4,900	92,722
	Retail Partners Co. Ltd.	6,800	72,738
	Rheon Automatic Machinery Co. Ltd.	3,400	32,309
#	Rhythm Co. Ltd.	1,100	21,435
	Ricoh Co. Ltd.	61,348	529,253
	Ricoh Leasing Co. Ltd.	4,700	159,740
	Ride On Express Holdings Co. Ltd.	1,500	9,865
	Riken Keiki Co. Ltd.	5,800	141,918
	Riken Technos Corp.	12,300	78,650
	Riken Vitamin Co. Ltd.	5,200	89,612
	Ringer Hut Co. Ltd.	3,000	44,078
	Rinnai Corp.	13,300	288,177
	Rion Co. Ltd.	2,800	56,184
	Riso Kagaku Corp.	700	13,067
#	Riso Kyoiku Co. Ltd.	30,900	53,994
	Rix Corp.	800	22,737
	Rohm Co. Ltd.	28,400	408,246
	Rohto Pharmaceutical Co. Ltd.	17,000	331,677
	Rokko Butter Co. Ltd.	3,500	32,470
	Roland Corp.	3,300	89,710
	Roland DG Corp.	3,200	112,904
	Rorze Corp.	2,700	468,113
	Round One Corp.	48,900	214,804
	Royal Holdings Co. Ltd.	7,500	117,240
	RS Technologies Co. Ltd.	3,300	65,528
	Ryobi Ltd.	7,200	125,063
	RYODEN Corp.	3,500	58,703
	Ryohin Keikaku Co. Ltd.	38,700	623,419
	Ryoyo Ryosan Holdings, Inc.	5,676	100,049
	S Foods, Inc.	5,100	98,454
	S&B Foods, Inc.	1,700	48,987
	Sac’s Bar Holdings, Inc.	4,300	23,266
	Saibu Gas Holdings Co. Ltd.	3,900	48,629
	Sakai Chemical Industry Co. Ltd.	3,500	45,529
	Sakai Heavy Industries Ltd.	900	35,863
	Sakai Moving Service Co. Ltd.	4,600	80,973
	Sakata INX Corp.	11,900	120,863
	Sakata Seed Corp.	3,700	85,249
#	Sakura Internet, Inc.	4,600	171,572
	Sala Corp.	14,300	71,366
	Samco, Inc.	500	13,972
	SAMTY Co. Ltd.	5,700	97,236
	San Holdings, Inc.	5,200	35,720
	San ju San Financial Group, Inc.	6,050	79,975

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San-A Co. Ltd.	3,400	$102,039
	San-Ai Obbli Co. Ltd.	15,800	207,276
	Sangetsu Corp.	12,800	272,112
	San-In Godo Bank Ltd.	34,576	269,328
*	Sanix, Inc.	5,300	11,341
	Sanken Electric Co. Ltd.	6,200	267,675
	Sanki Engineering Co. Ltd.	9,000	126,339
	Sanko Gosei Ltd.	4,500	19,275
	Sanko Metal Industrial Co. Ltd.	800	23,781
	Sankyo Frontier Co. Ltd.	1,100	29,972
	Sankyo Seiko Co. Ltd.	8,500	41,020
	Sankyo Tateyama, Inc.	6,600	33,875
	Sankyu, Inc.	12,400	429,903
	Sanoh Industrial Co. Ltd.	8,500	60,947
	Sanrio Co. Ltd.	14,100	237,732
	Sansei Technologies, Inc.	2,400	18,784
	Sansha Electric Manufacturing Co. Ltd.	2,800	27,108
	Sanshin Electronics Co. Ltd.	2,600	36,200
	Santec Holdings Corp.	1,400	43,736
	Santen Pharmaceutical Co. Ltd.	74,700	721,534
#	Sanwa Holdings Corp.	39,800	649,969
	Sanyo Chemical Industries Ltd.	3,100	81,065
	Sanyo Denki Co. Ltd.	2,700	127,302
	Sanyo Shokai Ltd.	3,599	63,621
	Sanyo Trading Co. Ltd.	6,100	57,826
	Sato Foods Co. Ltd.	300	12,072
	Sato Holdings Corp.	6,600	91,455
	Sato Shoji Corp.	3,600	40,160
#	Satori Electric Co. Ltd.	3,200	46,387
	Saxa Holdings, Inc.	1,500	27,274
	SB Technology Corp.	3,000	55,690
*	SBI ARUHI Corp.	4,510	24,300
	SBI Global Asset Management Co. Ltd.	6,900	28,417
	SBI Holdings, Inc.	24,600	598,964
	SBS Holdings, Inc.	6,000	103,425
	SCREEN Holdings Co. Ltd.	12,200	1,258,761
	Scroll Corp.	9,300	55,226
	SCSK Corp.	17,100	310,864
	SEC Carbon Ltd.	2,500	40,333
	Seibu Electric & Machinery Co. Ltd.	1,200	13,213
	Seibu Holdings, Inc.	26,800	417,117
	Seika Corp.	2,100	54,164
	Seikagaku Corp.	12,500	59,015
	Seikitokyu Kogyo Co. Ltd.	6,100	69,026
	Seiko Epson Corp.	37,900	623,454
	Seiko Group Corp.	7,899	208,938
	Seino Holdings Co. Ltd.	32,500	435,407
#	Seiren Co. Ltd.	9,300	154,920
	Sekisui Chemical Co. Ltd.	39,800	579,012
	Sekisui House Ltd.	35,500	815,803
	Sekisui Jushi Corp.	6,600	107,870
	Sekisui Kasei Co. Ltd.	7,400	23,253
	SEMITEC Corp.	1,200	13,519
	Senko Group Holdings Co. Ltd.	31,000	227,188
#	Senshu Electric Co. Ltd.	3,200	111,514
	Senshu Ikeda Holdings, Inc.	61,400	156,303
*	Senshukai Co. Ltd.	8,300	16,435
	Seria Co. Ltd.	9,800	166,122
	Seven & i Holdings Co. Ltd.	262,400	3,390,521

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seven Bank Ltd.	119,100	$212,900
	SG Holdings Co. Ltd.	28,800	337,106
*	Sharingtechnology, Inc.	6,400	22,292
#*	Sharp Corp.	17,557	92,160
	Shibaura Electronics Co. Ltd.	2,300	89,046
	Shibaura Machine Co. Ltd.	3,900	87,307
	Shibaura Mechatronics Corp.	3,000	114,264
	Shibusawa Warehouse Co. Ltd.	2,600	50,038
	Shibuya Corp.	4,600	102,806
*	SHIFT, Inc.	2,900	266,763
	Shiga Bank Ltd.	9,400	243,102
	Shikibo Ltd.	2,900	19,256
	Shikoku Bank Ltd.	9,300	66,959
	Shikoku Kasei Holdings Corp.	11,400	128,423
	Shima Seiki Manufacturing Ltd.	6,400	57,023
	Shimamura Co. Ltd.	7,200	354,937
	Shimano, Inc.	3,019	490,627
	Shimizu Bank Ltd.	3,400	33,733
	Shimizu Corp.	49,100	304,148
	Shimojima Co. Ltd.	2,400	19,232
	Shin Maint Holdings Co. Ltd.	1,300	11,250
	Shin Nippon Air Technologies Co. Ltd.	2,800	70,822
#	Shin Nippon Biomedical Laboratories Ltd.	5,300	51,472
	Shinagawa Refractories Co. Ltd.	8,000	97,489
	Shindengen Electric Manufacturing Co. Ltd.	2,200	41,214
	Shin-Etsu Chemical Co. Ltd.	99,700	3,859,281
	Shin-Etsu Polymer Co. Ltd.	10,400	101,519
#	Shinki Bus Co. Ltd.	600	13,004
	Shinko Electric Industries Co. Ltd.	10,400	365,147
	Shinko Shoji Co. Ltd.	7,600	50,081
	Shinmaywa Industries Ltd.	16,000	121,987
	Shinnihon Corp.	8,500	85,319
	Shinnihonseiyaku Co. Ltd.	1,400	15,203
	Shinsho Corp.	1,400	60,965
	Shinwa Co. Ltd.	4,500	55,125
	Ship Healthcare Holdings, Inc.	20,500	304,997
	Shizuoka Financial Group, Inc.	62,600	584,299
	Shizuoka Gas Co. Ltd.	11,000	67,308
	SHO-BOND Holdings Co. Ltd.	5,400	208,531
	Shoei Co. Ltd.	12,500	160,147
#	Shoei Foods Corp.	1,100	30,036
	Shofu, Inc.	2,600	50,351
	Showa Sangyo Co. Ltd.	5,300	118,822
	SIGMAXYZ Holdings, Inc.	6,500	64,677
	Siix Corp.	9,400	96,907
*	Simplex Holdings, Inc.	7,900	127,629
	Sinanen Holdings Co. Ltd.	1,900	60,183
	Sinfonia Technology Co. Ltd.	6,900	146,423
	Sinko Industries Ltd.	4,500	114,279
	Sintokogio Ltd.	10,000	79,602
	SK Kaken Co. Ltd.	1,300	65,468
	SK-Electronics Co. Ltd.	2,100	43,052
	SKY Perfect JSAT Holdings, Inc.	45,400	267,165
	Skylark Holdings Co. Ltd.	43,100	614,203
#*	Smaregi, Inc.	1,500	21,422
	SMC Corp.	800	420,293
	SMK Corp.	1,100	17,068
	SMS Co. Ltd.	17,006	235,320
	Soda Nikka Co. Ltd.	4,200	29,778

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sodick Co. Ltd.	13,900	$64,361
	Soft99 Corp.	3,800	35,029
	SoftBank Corp.	123,800	1,493,237
	SoftBank Group Corp.	36,600	1,800,010
	Softcreate Holdings Corp.	3,600	42,243
	Software Service, Inc.	600	51,358
	Sohgo Security Services Co. Ltd.	66,200	368,187
	Soken Chemical & Engineering Co. Ltd.	2,200	40,979
	Solasto Corp.	16,700	52,659
	Soliton Systems KK	2,100	17,114
	Sompo Holdings, Inc.	70,500	1,395,203
	Sony Group Corp.	75,100	6,207,115
	Sotetsu Holdings, Inc.	12,842	204,710
	Space Co. Ltd.	4,390	28,325
	Sparx Group Co. Ltd.	4,840	55,704
	SPK Corp.	2,200	28,661
	S-Pool, Inc.	16,400	31,595
	Square Enix Holdings Co. Ltd.	5,200	187,965
	SRA Holdings	2,600	65,044
*	SRE Holdings Corp.	1,500	36,512
	SRS Holdings Co. Ltd.	3,600	25,953
	ST Corp.	2,000	19,463
	Stanley Electric Co. Ltd.	25,500	451,273
	Star Mica Holdings Co. Ltd.	8,800	35,609
	Star Micronics Co. Ltd.	10,000	118,736
	Startia Holdings, Inc.	2,000	18,432
	Starts Corp., Inc.	9,300	209,798
	Starzen Co. Ltd.	4,200	72,679
	St-Care Holding Corp.	2,700	15,188
	Stella Chemifa Corp.	2,400	58,479
	Step Co. Ltd.	2,300	29,011
	STI Foods Holdings, Inc.	500	13,362
	Strike Co. Ltd.	2,200	61,511
	Studio Alice Co. Ltd.	3,200	41,540
	Subaru Corp.	114,600	2,558,902
	Subaru Enterprise Co. Ltd.	2,000	34,978
	Sugi Holdings Co. Ltd.	18,200	267,035
	Sugimoto & Co. Ltd.	2,600	38,493
	SUMCO Corp.	71,100	1,060,336
	Sumida Corp.	10,400	82,145
	Sumitomo Densetsu Co. Ltd.	4,100	92,092
	Sumitomo Electric Industries Ltd.	71,400	1,103,581
	Sumitomo Forestry Co. Ltd.	34,900	1,075,258
	Sumitomo Heavy Industries Ltd.	24,219	674,904
	Sumitomo Metal Mining Co. Ltd.	23,000	768,399
	Sumitomo Mitsui Construction Co. Ltd.	37,320	96,114
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	128,493
	Sumitomo Mitsui Financial Group, Inc.	49,800	2,828,828
	Sumitomo Mitsui Trust Holdings, Inc.	42,000	883,042
	Sumitomo Realty & Development Co. Ltd.	28,200	975,830
	Sumitomo Riko Co. Ltd.	11,100	92,415
	Sumitomo Rubber Industries Ltd.	43,425	527,083
	Sumitomo Seika Chemicals Co. Ltd.	2,400	76,430
	Sumitomo Warehouse Co. Ltd.	14,500	240,120
	Sun Frontier Fudousan Co. Ltd.	8,800	109,449
#*	Sun*, Inc.	3,600	21,081
	Suncall Corp.	3,600	10,767
	Sundrug Co. Ltd.	14,300	415,232
	Suntory Beverage & Food Ltd.	13,100	426,212

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sun-Wa Technos Corp.	3,300	$47,274
#	SUNWELS Co. Ltd.	1,900	26,496
#	Suruga Bank Ltd.	43,800	267,132
#	Suzuden Corp.	2,300	31,140
	Suzuken Co. Ltd.	12,250	361,788
	Suzuki Co. Ltd.	4,100	37,011
	Suzuki Motor Corp.	126,400	1,472,027
	SWCC Corp.	8,300	218,846
	System Research Co. Ltd.	2,400	23,861
	System Support, Inc.	1,800	21,319
	Systems Engineering Consultants Co. Ltd.	500	14,881
	Systena Corp.	71,800	119,636
	Syuppin Co. Ltd.	3,700	27,092
	T Hasegawa Co. Ltd.	6,900	134,731
	T RAD Co. Ltd.	1,500	36,634
	T&D Holdings, Inc.	44,300	722,858
	Tachibana Eletech Co. Ltd.	4,880	93,097
	Tachikawa Corp.	2,800	25,446
	Tachi-S Co. Ltd.	9,100	115,442
	Tadano Ltd.	26,800	215,056
	Taihei Dengyo Kaisha Ltd.	4,200	118,214
	Taiho Kogyo Co. Ltd.	4,700	26,460
	Taikisha Ltd.	5,100	150,423
	Taiko Bank Ltd.	1,300	12,021
	Taisei Corp.	11,900	435,664
	Taisei Lamick Co. Ltd.	1,500	27,146
	Taiyo Holdings Co. Ltd.	11,000	224,162
	Taiyo Yuden Co. Ltd.	17,200	402,868
	Takamatsu Construction Group Co. Ltd.	3,700	62,303
	Takamiya Co. Ltd.	4,700	15,877
	Takaoka Toko Co. Ltd.	3,000	41,968
	Takara & Co. Ltd.	3,000	49,540
	Takara Standard Co. Ltd.	11,400	139,070
	Takasago International Corp.	3,600	79,888
	Takasago Thermal Engineering Co. Ltd.	9,400	315,127
	Takashima & Co. Ltd.	2,400	18,048
	Takashimaya Co. Ltd.	33,800	479,125
#	Take & Give Needs Co. Ltd.	3,900	25,419
	TAKEBISHI Corp.	2,200	28,745
	Takeuchi Manufacturing Co. Ltd.	9,200	348,985
	Taki Chemical Co. Ltd.	900	22,380
	Takuma Co. Ltd.	8,100	101,361
#	Tama Home Co. Ltd.	4,700	130,053
	Tamron Co. Ltd.	4,300	199,953
	Tamura Corp.	22,300	91,679
	Tanseisha Co. Ltd.	9,100	50,804
#	TASUKI Holdings, Inc.	3,800	14,938
#*	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	47,826
	Tayca Corp.	4,200	39,728
#	Tazmo Co. Ltd.	1,400	33,078
	Tbk Co. Ltd.	3,900	8,807
	TBS Holdings, Inc.	7,500	195,463
	TDC Soft, Inc.	7,600	55,708
	TDK Corp.	37,600	1,677,373
	TechMatrix Corp.	9,900	104,920
	Techno Medica Co. Ltd.	900	9,939
	Techno Quartz, Inc.	800	27,037
	Techno Ryowa Ltd.	1,600	19,416
	Techno Smart Corp.	2,600	30,062

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TechnoPro Holdings, Inc.	25,800	$439,462
	Tecnos Japan, Inc.	1,700	6,352
	Teikoku Electric Manufacturing Co. Ltd.	2,400	37,858
	Teikoku Sen-I Co. Ltd.	4,600	69,050
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	18,885
	Tekken Corp.	3,300	60,213
	Tenma Corp.	4,400	62,891
	Tenpos Holdings Co. Ltd.	600	12,994
#	Tera Probe, Inc.	800	26,621
#	Terasaki Electric Co. Ltd.	600	7,241
	Terumo Corp.	20,300	344,372
#	TESEC Corp.	1,300	17,196
	Tess Holdings Co. Ltd.	10,300	28,208
	T-Gaia Corp.	2,300	30,988
	THK Co. Ltd.	21,600	471,293
	Tigers Polymer Corp.	3,500	24,480
	TIS, Inc.	23,600	504,015
	TKC Corp.	5,700	131,174
*	TKP Corp.	3,300	29,238
	Toa Corp.	22,600	158,498
	TOA ROAD Corp.	12,000	98,785
	Toagosei Co. Ltd.	25,900	260,537
	Toba, Inc.	500	11,448
	Tobishima Corp.	5,970	51,833
	Tobu Railway Co. Ltd.	10,500	208,325
	TOC Co. Ltd.	9,500	47,328
	Tocalo Co. Ltd.	13,600	156,714
	Tochigi Bank Ltd.	29,200	65,693
	Toda Corp.	64,100	418,670
	Toei Animation Co. Ltd.	4,500	74,477
	Toei Co. Ltd.	2,500	59,344
#	Toell Co. Ltd.	1,900	9,119
	Toenec Corp.	2,000	68,473
	Toho Bank Ltd.	51,400	110,362
	Toho Co. Ltd.	6,300	178,022
	Toho Gas Co. Ltd.	8,500	218,284
	Toho Holdings Co. Ltd.	13,200	316,236
#	Toho Titanium Co. Ltd.	8,500	73,311
*	Toho Zinc Co. Ltd.	3,500	23,100
#	Tohoku Bank Ltd.	1,800	13,490
#	Tohokushinsha Film Corp.	5,700	44,828
	Tokai Carbon Co. Ltd.	56,300	373,516
	Tokai Corp.	4,900	65,198
	TOKAI Holdings Corp.	24,539	150,931
	Tokai Rika Co. Ltd.	14,300	194,714
	Tokai Tokyo Financial Holdings, Inc.	49,200	180,295
#	Token Corp.	1,810	124,197
	Tokio Marine Holdings, Inc.	118,700	3,751,678
	Tokushu Tokai Paper Co. Ltd.	2,300	54,567
	Tokyo Century Corp.	34,800	346,376
	Tokyo Electron Device Ltd.	5,400	193,891
	Tokyo Electron Ltd.	19,200	4,211,438
	Tokyo Energy & Systems, Inc.	4,500	38,449
	Tokyo Gas Co. Ltd.	20,900	468,730
#	Tokyo Individualized Educational Institute, Inc.	3,700	9,664
	Tokyo Kiraboshi Financial Group, Inc.	6,422	190,629
	Tokyo Ohka Kogyo Co. Ltd.	13,200	350,041
	Tokyo Sangyo Co. Ltd.	6,600	27,747
	Tokyo Seimitsu Co. Ltd.	8,700	566,133

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Steel Manufacturing Co. Ltd.	13,700	$145,327
	Tokyo Tatemono Co. Ltd.	46,900	780,414
	Tokyu Construction Co. Ltd.	21,564	116,043
	Tokyu Corp.	27,700	327,900
	Tokyu Fudosan Holdings Corp.	151,043	1,106,579
	Toli Corp.	10,700	26,970
	Tomato Bank Ltd.	1,400	10,727
	Tomoe Corp.	5,400	24,473
	Tomoe Engineering Co. Ltd.	2,000	54,813
	Tomoku Co. Ltd.	3,500	57,362
	TOMONY Holdings, Inc.	38,500	101,767
	Tomy Co. Ltd.	21,600	345,365
	Tonami Holdings Co. Ltd.	1,300	39,604
	Topcon Corp.	24,400	286,585
	TOPPAN Holdings, Inc.	23,300	552,768
	Topre Corp.	10,200	164,645
	Topy Industries Ltd.	4,200	71,234
	Toray Industries, Inc.	131,300	600,136
#	Torex Semiconductor Ltd.	1,600	17,878
	Toridoll Holdings Corp.	11,600	278,753
	Torigoe Co. Ltd.	4,100	18,077
	Torii Pharmaceutical Co. Ltd.	3,700	92,347
	Torishima Pump Manufacturing Co. Ltd.	4,500	81,244
	Tosei Corp.	8,900	138,946
	Toshiba TEC Corp.	8,700	174,991
	Tosho Co. Ltd.	3,800	16,397
	Totech Corp.	6,300	124,593
	Totetsu Kogyo Co. Ltd.	5,000	99,886
	TOTO Ltd.	10,599	286,857
#	Tottori Bank Ltd.	2,400	20,983
	Toukei Computer Co. Ltd.	1,400	34,840
	Tow Co. Ltd.	4,400	10,272
	Towa Bank Ltd.	9,200	39,393
	Towa Corp.	2,200	126,699
	Towa Pharmaceutical Co. Ltd.	7,500	135,002
	Toyo Construction Co. Ltd.	24,800	200,942
	Toyo Corp.	5,600	53,973
	Toyo Engineering Corp.	7,919	47,236
#	Toyo Gosei Co. Ltd.	1,400	71,830
	Toyo Kanetsu KK.	2,200	61,041
	Toyo Machinery & Metal Co. Ltd.	4,900	23,081
	Toyo Securities Co. Ltd.	14,000	34,247
	Toyo Seikan Group Holdings Ltd.	23,700	366,339
	Toyo Suisan Kaisha Ltd.	4,700	293,911
	Toyo Tire Corp.	31,500	595,952
	Toyobo Co. Ltd.	34,300	243,403
	Toyoda Gosei Co. Ltd.	16,500	319,451
	Toyota Boshoku Corp.	22,900	338,652
	Toyota Industries Corp.	5,600	532,150
	TPR Co. Ltd.	6,600	97,536
	Traders Holdings Co. Ltd.	4,900	23,145
	Trancom Co. Ltd.	2,100	76,360
	Transaction Co. Ltd.	3,200	36,261
	Transcosmos, Inc.	5,563	120,257
	TRE Holdings Corp.	12,500	100,607
#	Treasure Factory Co. Ltd.	3,800	39,513
	Trend Micro, Inc.	11,500	566,699
#	Trinity Industrial Corp.	1,700	12,787
	Trusco Nakayama Corp.	10,900	180,311

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TS Tech Co. Ltd.	24,400	$300,440
	TSI Holdings Co. Ltd.	13,100	73,108
	Tsubaki Nakashima Co. Ltd.	11,229	60,277
	Tsubakimoto Chain Co.	7,428	255,731
	Tsubakimoto Kogyo Co. Ltd.	3,600	49,908
	Tsugami Corp.	10,600	91,519
	Tsukishima Holdings Co. Ltd.	6,600	61,606
#	Tsukuba Bank Ltd.	28,700	55,461
	Tsumura & Co.	15,282	368,246
#	Tsuruha Holdings, Inc.	8,700	549,178
	Tsurumi Manufacturing Co. Ltd.	4,800	108,464
#	Tsutsumi Jewelry Co. Ltd.	2,200	31,197
	Tsuzuki Denki Co. Ltd.	1,700	24,164
	TV Asahi Holdings Corp.	6,600	86,560
	Tv Tokyo Holdings Corp.	2,500	46,871
	TYK Corp.	3,500	10,425
	UACJ Corp.	11,300	345,222
	UBE Corp.	25,500	466,183
	Ubicom Holdings, Inc.	3,200	23,509
	Uchida Yoko Co. Ltd.	2,300	101,937
	Ueki Corp.	400	4,204
#	UEX Ltd.	2,300	16,263
	ULS Group, Inc.	1,300	32,548
#	Ultrafabrics Holdings Co. Ltd.	2,000	15,305
	Ulvac, Inc.	6,100	364,754
	U-Next Holdings Co. Ltd.	5,200	145,312
	Unicharm Corp.	12,700	377,357
	Union Tool Co.	1,700	49,248
	Unipres Corp.	13,600	100,618
	United Arrows Ltd.	5,900	67,994
#	United Super Markets Holdings, Inc.	15,400	87,895
	UNITED, Inc.	4,800	25,303
#*	Unitika Ltd.	18,800	24,708
	Urbanet Corp. Co. Ltd.	9,100	24,561
	User Local, Inc.	1,200	15,858
	Ushio, Inc.	24,900	327,531
	USS Co. Ltd.	50,000	381,965
	UT Group Co. Ltd.	7,400	155,177
	V Technology Co. Ltd.	2,900	46,591
	Valor Holdings Co. Ltd.	10,051	153,987
	Valqua Ltd.	4,800	134,168
	Value HR Co. Ltd.	4,100	35,015
	ValueCommerce Co. Ltd.	5,100	34,908
	Vector, Inc.	6,200	51,996
	Vertex Corp.	6,180	68,735
#*	Vision, Inc.	8,200	59,976
*	Visional, Inc.	5,100	232,704
	Vital KSK Holdings, Inc.	10,000	78,040
	VT Holdings Co. Ltd.	20,900	69,174
	Wacoal Holdings Corp.	10,700	234,187
	Wacom Co. Ltd.	9,900	38,021
	Wakachiku Construction Co. Ltd.	2,500	54,915
	Wakita & Co. Ltd.	10,900	108,156
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	57,830
	Waseda Academy Co. Ltd.	2,000	19,134
	Watahan & Co. Ltd.	3,100	30,840
	WATAMI Co. Ltd.	2,900	17,014
	WDB Holdings Co. Ltd.	1,900	27,206
	Weathernews, Inc.	1,300	38,175

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Welcia Holdings Co. Ltd.	19,960	$293,468
	Wellneo Sugar Co. Ltd.	2,200	30,686
	Wellnet Corp.	2,900	10,106
#	West Holdings Corp.	5,757	96,060
#	Will Group, Inc.	3,100	21,157
*	WingArc1st, Inc.	5,200	88,069
#	Workman Co. Ltd.	2,300	56,505
	World Co. Ltd.	7,700	101,559
	World Holdings Co. Ltd.	2,600	38,949
#*	W-Scope Corp.	2,800	9,074
	Xebio Holdings Co. Ltd.	10,100	64,727
	Yahagi Construction Co. Ltd.	6,700	62,955
	Yakult Honsha Co. Ltd.	8,098	158,395
	YAKUODO Holdings Co. Ltd.	3,000	54,499
	YAMABIKO Corp.	9,600	127,041
	YAMADA Consulting Group Co. Ltd.	2,400	28,683
	Yamada Holdings Co. Ltd.	102,691	293,962
	Yamae Group Holdings Co. Ltd.	3,200	52,604
	Yamagata Bank Ltd.	7,399	55,104
	Yamaguchi Financial Group, Inc.	46,300	467,705
	Yamaha Corp.	15,700	330,849
	Yamaha Motor Co. Ltd.	163,800	1,527,798
	Yamaichi Electronics Co. Ltd.	5,300	91,406
	Yamami Co.	500	11,462
	Yamanashi Chuo Bank Ltd.	7,300	83,030
	Yamashin-Filter Corp.	5,000	13,579
	Yamatane Corp.	2,600	43,942
	Yamato Corp.	4,700	30,094
	Yamato Holdings Co. Ltd.	18,800	248,285
	Yamato Kogyo Co. Ltd.	7,500	402,969
#	Yamaura Corp.	2,200	19,249
	Yamazaki Baking Co. Ltd.	6,700	162,163
	Yamazen Corp.	15,200	133,493
	Yaoko Co. Ltd.	4,900	264,906
	Yaskawa Electric Corp.	14,900	613,919
	Yasuda Logistics Corp.	4,800	42,199
	Yellow Hat Ltd.	10,000	129,990
	Yodogawa Steel Works Ltd.	5,700	178,900
	Yokogawa Bridge Holdings Corp.	11,400	206,766
	Yokogawa Electric Corp.	8,800	194,443
	Yokohama Rubber Co. Ltd	27,600	722,408
	Yokorei Co. Ltd.	12,100	79,795
	Yokowo Co. Ltd.	6,225	66,098
	Yondenko Corp.	2,700	64,428
	Yondoshi Holdings, Inc.	2,600	31,297
	Yonex Co. Ltd.	13,900	110,845
	Yonkyu Co. Ltd.	800	11,673
#	Yorozu Corp.	5,900	35,842
	Yoshinoya Holdings Co. Ltd.	10,685	195,684
	Yotai Refractories Co. Ltd.	3,800	34,927
	Yuasa Trading Co. Ltd.	4,800	175,405
	Yukiguni Maitake Co. Ltd.	7,000	43,929
	Yurtec Corp.	10,600	98,212
	Yushin Precision Equipment Co. Ltd.	4,600	20,315
	Yushiro Chemical Industry Co. Ltd.	2,000	24,945
	Yutaka Giken Co. Ltd.	1,400	21,941
	Zaoh Co. Ltd.	800	12,784
#	Zenitaka Corp.	600	15,426
	Zenkoku Hosho Co. Ltd.	12,000	421,343

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zenrin Co. Ltd.	6,800	$38,428
	Zensho Holdings Co. Ltd.	11,600	449,607
	Zeon Corp.	33,300	331,872
	ZERIA Pharmaceutical Co. Ltd.	5,900	78,245
	ZIGExN Co. Ltd.	15,100	50,604
#	Zojirushi Corp.	3,800	37,067
	ZOZO, Inc.	11,300	243,385
	Zuiko Corp.	4,100	26,229

TOTAL JAPAN			347,970,252

LUXEMBOURG — (0.0%)
*	HomeToGo SE	3,187	6,580

NETHERLANDS — (4.3%)
	Aalberts NV	33,718	1,603,149
Ω	ABN AMRO Bank NV, GDR	66,861	1,071,017
	Acomo NV	5,752	107,082
*Ω	Adyen NV	826	989,548
	Aegon Ltd.	316,751	1,968,174
	Akzo Nobel NV	18,709	1,234,471
#*Ω	Alfen NV	3,346	144,206
	Allfunds Group PLC	70,767	444,733
	AMG Critical Materials NV	8,387	196,845
	Aperam SA	14,422	419,343
	Arcadis NV	18,005	1,111,970
	ASM International NV	4,632	2,913,708
	ASML Holding NV	17,868	15,587,050
	ASR Nederland NV	38,823	1,942,683
#*Ω	Basic-Fit NV	8,219	179,914
	BE Semiconductor Industries NV	10,184	1,351,152
	Brunel International NV	4,722	51,058
	Coca-Cola Europacific Partners PLC	17,777	1,274,948
	Corbion NV	15,896	345,234
Ω	CTP NV	12,220	207,296
#	Flow Traders Ltd.	7,627	156,970
	ForFarmers NV	11,164	28,757
	Fugro NV	35,560	862,516
	IMCD NV	10,716	1,616,772
	ING Groep NV	157,316	2,487,208
*	InPost SA	41,991	674,155
	JDE Peet’s NV	10,551	234,439
#	Kendrion NV	3,805	53,012
	Koninklijke Ahold Delhaize NV	115,481	3,505,323
	Koninklijke BAM Groep NV	79,682	324,816
	Koninklijke Heijmans NV, CVA	8,443	158,456
	Koninklijke KPN NV	651,915	2,369,145
#*	Koninklijke Philips NV	69,212	1,837,680
	Koninklijke Vopak NV	19,112	758,967
	MFE-MediaForEurope NV, Class B	22,348	89,787
	Nedap NV	1,644	109,145
	NN Group NV	51,805	2,389,810
#*	NX Filtration NV	1,334	5,157
	OCI NV	22,127	595,140
#*	Pharming Group NV	110,090	102,531
	PostNL NV	72,012	96,888
	Prosus NV	50,229	1,680,660
	Randstad NV	23,756	1,191,386
	SBM Offshore NV	41,301	610,165
#*	SIF Holding NV	1,516	16,382

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
Ω	Signify NV	36,005	$981,909
	Sligro Food Group NV	4,988	75,656
	TKH Group NV	8,137	350,493
#*	TomTom NV	12,235	72,932
	Universal Music Group NV	84,085	2,473,376
	Van Lanschot Kempen NV	8,800	311,731
	Wolters Kluwer NV	39,187	5,866,548

TOTAL NETHERLANDS			65,231,493

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	49,435	194,726
	Air New Zealand Ltd.	348,084	112,751
	Arvida Group Ltd.	108,843	69,099
	Auckland International Airport Ltd.	47,381	219,045
	Briscoe Group Ltd.	7,212	18,928
	Chorus Ltd.	108,198	458,449
	Comvita Ltd.	3,438	4,166
	Contact Energy Ltd.	67,147	342,812
#	EBOS Group Ltd.	6,942	143,054
	Fisher & Paykel Healthcare Corp. Ltd.	16,515	276,589
	Fletcher Building Ltd.	141,414	316,515
#	Fonterra Co.-operative Group Ltd.	16,076	35,075
	Freightways Group Ltd.	41,625	205,825
*	Gentrack Group Ltd.	5,468	26,305
	Hallenstein Glasson Holdings Ltd.	9,781	34,789
	Heartland Group Holdings Ltd.	219,033	136,673
	Infratil Ltd.	36,887	236,842
	Investore Property Ltd.	33,849	22,499
	KMD Brands Ltd.	154,764	49,201
#	Mainfreight Ltd.	7,201	287,804
#	Manawa Energy Ltd.	11,068	28,346
	Mercury NZ Ltd.	20,258	76,025
	Meridian Energy Ltd.	35,958	126,819
	Napier Port Holdings Ltd.	14,915	20,193
	NZME Ltd.	18,597	9,714
	NZX Ltd.	94,333	64,842
	Oceania Healthcare Ltd.	146,390	51,757
	Port of Tauranga Ltd.	20,843	60,103
	Rakon Ltd.	16,547	9,731
*	Restaurant Brands New Zealand Ltd.	9,175	18,374
*	Ryman Healthcare Ltd.	81,239	193,912
	Sanford Ltd.	10,430	24,552
	Scales Corp. Ltd.	27,860	55,753
*	Serko Ltd.	6,176	13,498
	Skellerup Holdings Ltd.	33,721	89,187
	SKY Network Television Ltd.	48,329	82,847
	Spark New Zealand Ltd.	107,912	303,249
	Summerset Group Holdings Ltd.	68,988	450,237
#	Tourism Holdings Ltd.	28,929	49,425
*	TOWER Ltd.	119,202	57,526
#	Turners Automotive Group Ltd.	12,664	32,590
	Vector Ltd.	17,959	39,449
#*	Vista Group International Ltd.	27,115	28,788
	Vulcan Steel Ltd.	1,863	9,083
	Warehouse Group Ltd.	33,331	27,821

TOTAL NEW ZEALAND			5,114,968

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,297	$50,879
	ABG Sundal Collier Holding ASA	87,249	45,671
*	Adevinta ASA	9,794	99,582
	AF Gruppen ASA	5,957	76,652
*	Agilyx ASA	4,114	11,013
*	Akastor ASA	34,023	41,914
	Aker ASA, Class A	707	39,250
#*	Aker BioMarine ASA	2,330	14,858
	Aker BP ASA	34,030	825,334
#*	Aker Carbon Capture ASA	15,045	9,422
	Aker Solutions ASA	33,546	126,443
*	AKVA Group ASA	848	5,095
*	Archer Ltd.	134,022	12,587
*	ArcticZymes Technologies ASA	2,840	6,601
	Arendals Fossekompani ASA	429	6,852
	Atea ASA	17,327	221,211
	Austevoll Seafood ASA	20,522	163,868
*	Axactor ASA	31,466	13,731
	B2 Impact ASA	73,842	56,981
	Bakkafrost P	2,038	123,776
	Belships ASA	22,994	51,811
*	Bluenord ASA	5,508	282,288
	Bonheur ASA	6,236	141,612
	Borr Drilling Ltd.	13,185	69,880
	Borregaard ASA	14,300	244,944
	Bouvet ASA	14,828	81,293
Ω	BW LPG Ltd.	28,568	412,538
*	Cadeler AS	11,820	56,106
*	Cloudberry Clean Energy ASA	39,489	32,117
*Ω	Crayon Group Holding ASA	2,929	21,553
	DNB Bank ASA	43,499	758,150
Ω	Elkem ASA	63,053	110,174
Ω	Elmera Group ASA	19,682	58,674
	Elopak ASA	15,668	47,696
*Ω	Entra ASA	6,404	58,936
	Equinor ASA	66,222	1,762,059
Ω	Europris ASA	34,170	215,056
	Gjensidige Forsikring ASA	2,190	35,113
	Grieg Seafood ASA	15,674	101,759
*	Hexagon Composites ASA	19,122	28,941
#*	Hexagon Purus ASA	6,563	3,111
Ω	Kid ASA	7,527	99,180
	Kitron ASA	37,227	95,717
*	Kongsberg Automotive ASA	178,061	28,617
	Leroy Seafood Group ASA	25,247	111,289
*	LINK Mobility Group Holding ASA	47,902	84,323
	Magnora ASA	5,549	15,216
	Medistim ASA	2,115	34,287
	Mowi ASA	21,839	383,427
Ω	Multiconsult ASA	3,394	43,088
#*	NEL ASA	97,037	44,836
	Norbit ASA	2,467	15,870
*	Nordic Semiconductor ASA	2,834	30,983
	Norsk Hydro ASA	81,489	500,781
#Ω	Norske Skog ASA	21,066	70,485
*	Northern Ocean Ltd.	28,873	22,170
*	NRC Group ASA	12,819	14,505
	Odfjell Drilling Ltd.	31,663	144,320
	Odfjell Technology Ltd.	4,361	24,315

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*	OKEA ASA	13,270	$30,567
Ω	Okeanis Eco Tankers Corp.	3,348	103,801
	Olav Thon Eiendomsselskap ASA	2,062	41,034
	Orkla ASA	34,721	236,186
	Panoro Energy ASA	22,447	57,265
	Pareto Bank ASA	9,248	48,051
	Pexip Holding ASA	13,572	32,170
*	PGS ASA	192,430	147,876
*	PhotoCure ASA	1,701	8,407
	Protector Forsikring ASA	15,499	313,308
	Rana Gruber ASA	5,547	41,432
	Salmar ASA	2,515	158,252
	Sandnes Sparebank	2,270	20,166
*	SATS ASA	20,392	32,017
*Ω	Scatec ASA	20,636	150,604
	Schibsted ASA, Class A	5,787	165,435
	Schibsted ASA, Class B	7,024	196,227
	Selvaag Bolig ASA	9,716	30,835
*Ω	Shelf Drilling Ltd.	39,235	65,557
#*	Solstad Offshore ASA	9,952	38,709
	Sparebank 1 Oestlandet	8,533	102,824
	SpareBank 1 Sorost-Norge	10,045	61,677
	SpareBank 1 SR-Bank ASA	16,681	201,982
	Sparebanken More	6,733	51,357
	Stolt-Nielsen Ltd.	7,288	310,343
	Storebrand ASA	76,471	734,091
	Subsea 7 SA	34,627	557,071
	Telenor ASA	27,118	311,769
#	TGS ASA	20,264	228,586
	TOMRA Systems ASA	10,628	130,200
	Var Energi ASA	36,827	119,560
	Veidekke ASA	22,947	239,928
	Wilh Wilhelmsen Holding ASA, Class A	3,431	119,698
	Yara International ASA	7,529	214,615

TOTAL NORWAY			13,590,540

PORTUGAL — (0.4%)
	Altri SGPS SA	17,850	98,361
*	Banco Comercial Portugues SA, Class R	2,654,076	926,670
	Corticeira Amorim SGPS SA	7,403	75,585
	CTT-Correios de Portugal SA	18,086	84,960
	EDP - Energias de Portugal SA	142,884	536,553
	EDP Renovaveis SA	29,395	402,423
	Galp Energia SGPS SA	109,536	2,352,960
*	Greenvolt-Energias Renovaveis SA	6,021	53,287
	Ibersol SGPS SA	6,294	47,117
	Jeronimo Martins SGPS SA	21,470	441,675
	Mota-Engil SGPS SA	25,597	110,779
	Navigator Co. SA	43,542	192,318
	NOS SGPS SA	51,391	177,503
	REN - Redes Energeticas Nacionais SGPS SA	56,809	137,166
	Sonae SGPS SA	248,597	248,912

TOTAL PORTUGAL			5,886,269

SINGAPORE — (1.1%)
	AEM Holdings Ltd.	56,600	96,868
*	Avarga Ltd.	33,400	4,777
	Aztech Global Ltd.	57,700	38,778

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Banyan Tree Holdings Ltd.	76,100	$21,930
*††	Best World International Ltd.	29,700	53,225
	Boustead Singapore Ltd.	79,500	55,543
	BRC Asia Ltd.	25,400	38,649
	Bukit Sembawang Estates Ltd.	43,600	106,932
	Capitaland India Trust	158,786	116,035
	CapitaLand Investment Ltd.	178,600	345,386
	Centurion Corp. Ltd.	37,000	13,380
	China Aviation Oil Singapore Corp. Ltd.	71,400	48,503
	China Sunsine Chemical Holdings Ltd.	101,000	30,625
	Chuan Hup Holdings Ltd.	81,300	10,261
	City Developments Ltd.	82,300	368,863
	Civmec Ltd.	38,500	21,959
	ComfortDelGro Corp. Ltd.	290,300	315,764
*	COSCO Shipping International Singapore Co. Ltd.	312,900	31,549
	CSE Global Ltd.	79,800	24,697
	DBS Group Holdings Ltd.	110,064	2,801,944
	Delfi Ltd.	70,200	46,667
	DFI Retail Group Holdings Ltd.	60,500	117,470
	Dyna-Mac Holdings Ltd.	127,500	36,546
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	30,086
	First Resources Ltd.	125,500	129,292
	Food Empire Holdings Ltd.	42,400	39,701
	Fraser & Neave Ltd.	43,400	32,749
	Frasers Property Ltd.	72,300	42,278
	Frencken Group Ltd.	94,100	99,371
	Fu Yu Corp. Ltd.	102,100	9,484
*	Gallant Venture Ltd.	52,000	4,862
	Golden Agri-Resources Ltd.	1,364,100	274,369
	Great Eastern Holdings Ltd.	8,900	118,953
	GuocoLand Ltd.	48,400	53,120
	Haw Par Corp. Ltd.	23,800	170,941
	Ho Bee Land Ltd.	39,400	55,631
	Hong Fok Corp. Ltd.	84,400	51,875
	Hong Leong Asia Ltd.	76,800	35,145
	Hong Leong Finance Ltd.	79,500	146,033
	Hongkong Land Holdings Ltd.	139,100	444,449
	Hotel Grand Central Ltd.	29,489	16,834
	Hour Glass Ltd.	49,200	57,566
	HRnetgroup Ltd.	22,900	11,989
	Hutchison Port Holdings Trust.	1,065,900	136,303
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	156,052
	ISDN Holdings Ltd.	78,382	17,407
*	Japfa Ltd.	156,030	34,308
	Keppel Ltd.	105,400	527,201
	Mandarin Oriental International Ltd.	25,100	42,200
	Marco Polo Marine Ltd.	292,000	14,929
	Metro Holdings Ltd.	98,700	35,701
	Micro-Mechanics Holdings Ltd.	10,500	10,834
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	19,224
	Netlink NBN Trust	340,700	213,220
*	Oceanus Group Ltd.	1,247,200	8,166
	Olam Group Ltd.	113,185	97,448
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,518,293
*	Oxley Holdings Ltd.	203,909	12,847

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Pan-United Corp. Ltd.	47,875	$15,803
	Propnex Ltd.	43,800	28,348
	PSC Corp. Ltd.	88,400	22,623
	Q&M Dental Group Singapore Ltd.	53,640	9,617
	QAF Ltd.	44,382	27,606
	Rex International Holding Ltd.	220,000	21,012
	Riverstone Holdings Ltd.	96,800	55,478
	Samudera Shipping Line Ltd.	41,900	27,818
*	SATS Ltd.	34,832	63,968
	SBS Transit Ltd.	11,800	22,528
*	Seatrium Ltd.	7,076,662	505,525
	Sheng Siong Group Ltd.	138,000	156,435
	SIA Engineering Co. Ltd.	20,500	33,852
	Silverlake Axis Ltd.	131,900	25,081
	Sinarmas Land Ltd.	175,900	19,861
	Singapore Airlines Ltd.	67,800	323,516
	Singapore Exchange Ltd.	114,300	779,700
	Singapore Land Group Ltd.	18,100	23,811
	Singapore Post Ltd.	348,700	114,805
	Singapore Telecommunications Ltd.	80,700	140,220
	Stamford Land Corp. Ltd.	162,807	45,307
	StarHub Ltd.	129,600	110,809
	Straits Trading Co. Ltd.	33,040	35,507
*††	Swiber Holdings Ltd.	47,998	0
	Tuan Sing Holdings Ltd.	142,475	26,036
	UMS Holdings Ltd.	138,643	136,126
	United Overseas Bank Ltd.	92,970	2,063,077
	UOB-Kay Hian Holdings Ltd.	79,317	81,872
	UOL Group Ltd.	69,951	298,673
	Valuetronics Holdings Ltd.	117,650	50,773
	Venture Corp. Ltd.	36,800	389,905
	Vicom Ltd.	10,800	11,065
	Wilmar International Ltd.	157,800	370,920
	Wing Tai Holdings Ltd.	92,200	99,123
	Yangzijiang Shipbuilding Holdings Ltd.	602,100	772,863

TOTAL SINGAPORE			16,324,875

SPAIN — (3.0%)
	Acciona SA	6,672	771,324
	Acerinox SA	31,635	340,824
	ACS Actividades de Construccion y Servicios SA	38,164	1,528,485
Ω	Aedas Homes SA	3,095	61,851
Ω	Aena SME SA	6,959	1,268,205
	Alantra Partners SA	3,441	33,708
	Almirall SA	11,282	102,966
	Amadeus IT Group SA	34,707	2,202,990
#*	Amper SA	224,950	24,741
	Applus Services SA	37,672	509,305
	Atresmedia Corp. de Medios de Comunicacion SA	23,445	117,744
*	Audax Renovables SA	7,635	13,776
	Banco Bilbao Vizcaya Argentaria SA	647,395	7,000,912
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2,902	31,080
	Banco de Sabadell SA	1,332,301	2,544,966
#	Banco Santander SA	707,292	3,441,423
	Bankinter SA	191,917	1,516,943
	CaixaBank SA	254,731	1,343,338
Ω	Cellnex Telecom SA	17,621	582,457
	CIE Automotive SA	10,511	277,836
	Construcciones y Auxiliar de Ferrocarriles SA	4,660	159,521

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	SPAIN — (Continued)
	Corp. ACCIONA Energias Renovables SA	5,691	$115,569
*	Distribuidora Internacional de Alimentacion SA	2,593,317	35,519
	Ebro Foods SA	7,287	124,568
*	eDreams ODIGEO SA	6,176	42,050
	Elecnor SA	9,837	211,878
	Enagas SA	38,407	563,278
	Ence Energia y Celulosa SA	31,473	112,096
	Endesa SA	29,283	533,994
	Ercros SA	25,202	94,611
	Faes Farma SA	73,354	266,166
	Ferrovial SE	10,454	375,983
	Fluidra SA	9,457	200,187
Ω	Gestamp Automocion SA	47,209	141,457
Ω	Global Dominion Access SA	20,282	75,802
#*	Grenergy Renovables SA	1,444	42,165
	Grupo Catalana Occidente SA	8,262	319,943
	Grupo Empresarial San Jose SA	5,655	24,522
	Iberdrola SA	141,471	1,734,658
	Iberpapel Gestion SA	1,804	36,164
	Indra Sistemas SA	35,697	682,413
#	Industria de Diseno Textil SA	49,633	2,259,837
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,862	42,004
	Mapfre SA	243,918	588,468
*	Melia Hotels International SA	30,644	238,298
	Naturgy Energy Group SA	13,848	350,263
Ω	Neinor Homes SA	7,095	79,573
*	Obrascon Huarte Lain SA	101,127	36,429
*	Oryzon Genomics SA	4,693	9,822
	Pharma Mar SA	846	27,359
	Prim SA	748	8,101
*	Promotora de Informaciones SA, Class A	63,603	23,237
Ω	Prosegur Cash SA	79,580	44,145
	Realia Business SA	45,114	49,016
	Redeia Corp. SA	43,685	729,260
	Repsol SA	273,915	4,299,391
	Sacyr SA	107,535	373,880
*	Solaria Energia y Medio Ambiente SA	14,719	149,767
Ω	Talgo SA	6,527	30,706
*	Tecnicas Reunidas SA	7,834	77,716
	Telefonica SA, Sponsored ADR	3,907	17,308
	Telefonica SA	948,346	4,248,207
	Tubacex SA	25,087	83,781
Ω	Unicaja Banco SA	333,084	435,093
	Vidrala SA	5,729	602,429
	Viscofan SA	9,526	605,656

TOTAL SPAIN			45,017,164

SWEDEN — (3.3%)
	AAK AB	14,527	373,657
Ω	AcadeMedia AB	27,638	126,360
	AddLife AB, Class B	25,340	233,119
	Addnode Group AB	22,472	231,420
	AddTech AB, Class B	20,999	436,563
	AFRY AB	18,054	283,605
	Alfa Laval AB	4,353	185,328
Ω	Alimak Group AB	10,793	99,732
	Alleima AB.	50,748	315,417
	Alligo AB, Class B	4,954	57,822
Ω	Ambea AB	16,897	97,003

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Annehem Fastigheter AB, Class B	17,398	$26,276
	AQ Group AB	2,513	143,940
	Arise AB	5,327	18,728
	Arjo AB, Class B	60,239	252,823
	Assa Abloy AB, Class B	20,072	530,330
	Atlas Copco AB, Class A	116,779	2,045,511
	Atlas Copco AB, Class B	68,658	1,029,473
	Atrium Ljungberg AB, Class B	5,609	99,139
Ω	Attendo AB	34,741	131,026
#	Avanza Bank Holding AB	22,527	482,754
	Axfood AB	9,517	246,200
	Beijer Alma AB	11,022	208,588
#	Beijer Ref AB	16,276	229,383
	Bergman & Beving AB	6,396	129,205
#*	BHG Group AB	33,414	41,491
	Bilia AB, Class A	24,321	305,471
	Billerud Aktiebolag	40,743	337,908
	BioGaia AB, Class B	9,555	101,747
	Biotage AB	6,338	95,632
	Bjorn Borg AB	2,651	11,577
#	Boliden AB	30,748	1,010,524
#*	Bonava AB, Class B	63,006	57,297
Ω	Bravida Holding AB	35,681	241,271
	Bufab AB	6,703	203,897
	Bulten AB	2,966	22,134
	Bure Equity AB	16,196	507,074
*	Byggfakta Group Nordic Holdco AB	8,527	39,976
*	Byggmax Group AB	17,498	54,212
*	Camurus AB	4,463	200,137
*	Castellum AB	17,357	206,235
	Catella AB	11,852	32,472
	Catena AB	4,122	180,398
*	Cavotec SA	8,277	12,186
	Cellavision AB	2,034	41,293
	Cibus Nordic Real Estate AB publ	4,254	55,405
*	Cint Group AB	8,837	9,444
	Clas Ohlson AB, Class B	13,885	167,569
	Cloetta AB, Class B	83,405	124,199
	Concentric AB	9,782	168,475
Ω	Coor Service Management Holding AB	24,001	104,298
#	Corem Property Group AB, Class B	101,982	75,766
	Corem Property Group AB, Class D	592	12,050
	CTT Systems AB	2,078	65,679
	Dios Fastigheter AB	16,550	126,448
#Ω	Dometic Group AB	54,716	391,007
*Ω	Dustin Group AB	10,360	11,771
	Eastnine AB	4,136	62,233
	Elanders AB, Class B	5,135	45,800
*	Electrolux AB, Class B	24,833	215,929
	Electrolux Professional AB, Class B	43,782	282,697
	Elekta AB, Class B	81,759	582,192
#*	Embracer Group AB	40,017	99,923
*	Enea AB	4,184	22,892
#	Engcon AB	1,975	16,240
	Eolus Vind AB, Class B	3,142	20,242
	Ependion AB	2,169	21,288
	Epiroc AB, Class A	31,870	589,192
	Epiroc AB, Class B	18,860	312,623
	Essity AB, Class A	2,596	64,370

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Essity AB, Class B	38,284	$955,176
	Ework Group AB	1,237	16,095
	Fabege AB	26,425	202,107
	Fagerhult Group AB	11,874	76,193
*	Fastighets AB Balder, Class B	33,385	210,436
*	Fastighets AB Trianon	3,168	5,188
#	FastPartner AB, Class A	5,997	40,267
	Fenix Outdoor International AG	737	46,423
	Fortnox AB	60,439	352,174
	G5 Entertainment AB	1,981	21,478
	Getinge AB, Class B	16,696	351,491
	Granges AB	29,810	352,008
*Ω	Green Landscaping Group AB	2,230	17,119
#	H & M Hennes & Mauritz AB, Class B	40,497	643,692
#	Hanza AB	7,620	39,675
	Heba Fastighets AB, Class B	5,434	16,047
	Hemnet Group AB	10,826	281,353
	Hexagon AB, Class B	49,508	517,902
#	Hexatronic Group AB	24,715	75,347
	Hexpol AB	43,926	497,028
	HMS Networks AB	5,671	210,170
*Ω	Hoist Finance AB	17,540	83,440
	Holmen AB, Class B	8,874	345,618
	Hufvudstaden AB, Class A	10,574	122,822
*	Humana AB	8,769	23,537
	Husqvarna AB, Class A	4,789	39,091
	Husqvarna AB, Class B	39,040	316,661
	IAR Systems Group AB	1,664	22,429
	Indutrade AB	22,602	519,973
#	Instalco AB	44,409	156,364
#	Intrum AB	14,527	33,980
	INVISIO AB	4,923	107,685
	Inwido AB	18,346	225,956
	ITAB Shop Concept AB	8,681	14,893
#	JM AB	18,087	306,300
	Kabe Group AB, Class B	753	22,742
*	Karnov Group AB	16,961	101,194
#*	K-fast Holding AB	13,292	21,724
	KNOW IT AB	5,488	71,023
	Lagercrantz Group AB, Class B	33,877	497,089
#	Lifco AB, Class B	15,390	372,878
	Lime Technologies AB	2,519	79,979
	Lindab International AB	17,188	345,277
	Loomis AB	19,314	493,603
*	Maha Energy AB	6,393	5,186
*	Medcap AB	2,064	81,401
	MEKO AB	12,167	124,036
	Micro Systemation AB, Class B	4,122	19,055
*	Midsona AB, Class B	14,238	10,272
*	Millicom International Cellular SA, SDR	35,217	722,602
*	Modern Times Group MTG AB, Class B	21,764	186,441
	Momentum Group AB	7,786	97,368
Ω	Munters Group AB	30,405	606,195
	Mycronic AB	11,325	394,155
#	NCAB Group AB	33,339	216,741
	NCC AB, Class B	28,112	341,908
	Nederman Holding AB	4,601	79,381
*	Net Insight AB, Class B	65,449	30,971
	New Wave Group AB, Class B	22,744	207,114

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Nibe Industrier AB, Class B	20,134	$92,903
#*	Nobia AB	129,060	52,560
	Nordic Paper Holding AB	10,429	52,171
#	Nordic Waterproofing Holding AB	7,292	107,795
#	Nordnet AB publ	17,294	307,468
*	Norion Bank AB	15,590	57,594
*	Norva24 Group AB	4,598	10,719
*	Note AB	4,162	52,619
	NP3 Fastigheter AB	6,024	126,170
	Nyfosa AB	26,052	225,371
	OEM International AB, Class B	15,928	156,831
#*	Orron Energy AB	45,835	30,162
*	OX2 AB	18,936	68,311
	Pandox AB	14,858	229,770
	Peab AB, Class B	47,702	290,808
	Platzer Fastigheter Holding AB, Class B	8,730	70,571
	Prevas AB, Class B	1,295	13,946
	Proact IT Group AB	5,913	55,959
#	Probi AB	444	8,163
	Ratos AB, Class B	57,649	200,089
*	RaySearch Laboratories AB	7,322	79,700
	Rejlers AB	2,814	35,985
Ω	Resurs Holding AB	28,631	43,083
	Rottneros AB	22,228	23,213
	Rvrc Holding AB	6,534	36,958
	Sagax AB, Class B	10,218	255,880
	Samhallsbyggnadsbolaget i Norden AB	68,347	24,513
	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	3,611
#	Sandvik AB	57,627	1,148,710
	Scandi Standard AB	16,388	113,964
#* Ω	Scandic Hotels Group AB	52,596	275,755
*	Sdiptech AB, Class B	6,125	156,067
	Sectra AB, Class B	19,906	391,678
	Securitas AB, Class B	48,114	482,179
#*	Sedana Medical AB	11,084	22,688
*	Sensys Gatso Group AB	1,664	11,464
#††	Serneke Group AB	2,074	5,471
*Ω	Sinch AB	156,310	353,414
*	Sivers Semiconductors AB	39,076	23,066
	Skandinaviska Enskilda Banken AB, Class A	89,922	1,177,656
	Skandinaviska Enskilda Banken AB, Class C	1,001	13,276
	Skanska AB, Class B	26,347	452,597
	SKF AB, Class A	3,129	64,454
	SKF AB, Class B	43,109	886,237
	SkiStar AB	10,262	142,155
	Solid Forsakring AB	2,863	18,743
#	SSAB AB, Class A	43,618	244,837
#	SSAB AB, Class B	163,068	911,236
*	Stendorren Fastigheter AB	1,726	28,220
*	Stillfront Group AB	138,659	131,772
#	Storskogen Group AB, Class B	350,706	187,893
	Svenska Cellulosa AB SCA, Class A	2,088	30,337
	Svenska Cellulosa AB SCA, Class B	41,764	612,062
	Svenska Handelsbanken AB, Class A	54,347	466,043
#	Svenska Handelsbanken AB, Class B	1,480	15,878
	Sweco AB, Class B	31,801	340,643
	Swedbank AB, Class A	30,198	577,454
	Synsam AB	2,857	13,113
	Systemair AB	21,375	144,846

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Tele2 AB, Class B	93,346	$870,647
	Telefonaktiebolaget LM Ericsson, Class B	139,874	709,844
	Telia Co. AB	386,080	883,149
	Tethys Oil AB	7,238	23,914
*	TF Bank AB	1,358	25,800
Ω	Thule Group AB	13,213	373,000
	Trelleborg AB, Class B	24,741	871,933
	Troax Group AB	7,157	143,993
#*	Truecaller AB, Class B	44,708	142,061
	VBG Group AB, Class B	5,432	190,091
	Vitec Software Group AB, Class B	5,267	251,945
	Volati AB	5,178	48,293
	Volvo AB, Class A	23,046	606,945
	Volvo AB, Class B	166,228	4,231,031
*	Volvo Car AB	39,545	8,074
*	Volvo Car AB, Class B	39,545	122,757
#	Wallenstam AB, Class B	38,947	172,163
	Wihlborgs Fastigheter AB	30,534	255,742
	XANO Industri AB, Class B	1,406	11,829
*	XSpray Pharma AB	4,260	15,413

TOTAL SWEDEN			49,853,974

SWITZERLAND — (5.5%)
	ABB Ltd.	82,855	4,025,795
	Accelleron Industries AG	23,788	924,852
	Adecco Group AG	43,855	1,534,156
	Alcon, Inc.	43,142	3,341,381
	Allreal Holding AG	4,218	681,216
	ALSO Holding AG	1,733	426,868
*	Aluflexpack AG	751	12,040
*	ams-OSRAM AG	225,318	270,620
	APG SGA SA	309	69,820
	Arbonia AG	12,959	170,702
*	Aryzta AG	242,508	459,125
	Ascom Holding AG	7,386	59,249
	Autoneum Holding AG	1,192	190,402
	Baloise Holding AG	11,819	1,786,003
	Banque Cantonale de Geneve	572	185,258
	Banque Cantonale Vaudoise	7,263	759,525
*	Basilea Pharmaceutica AG	1,686	72,361
	Belimo Holding AG	1,549	716,703
	Bell Food Group AG	588	170,531
	Bellevue Group AG	2,601	51,634
	Berner Kantonalbank AG	1,225	334,690
	BKW AG	3,526	523,392
	Bossard Holding AG, Class A	1,540	350,168
	Bucher Industries AG	2,279	875,714
	Burckhardt Compression Holding AG	746	475,145
	Burkhalter Holding AG	1,011	110,860
	Bystronic AG	311	138,318
#	Calida Holding AG	1,402	44,211
	Carlo Gavazzi Holding AG	117	38,701
	Cembra Money Bank AG	8,151	623,146
#*	Cicor Technologies Ltd.	650	35,484
	Cie Financiere Tradition SA	43	6,770
	Clariant AG	59,328	887,595
	Coltene Holding AG	985	55,031
	Comet Holding AG	1,700	536,437
	Daetwyler Holding AG	1,570	325,059

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	DKSH Holding AG	9,959	$649,021
#*	DocMorris AG	425	37,485
	dormakaba Holding AG	633	336,900
	DSM-Firmenich AG	6,878	771,398
	EFG International AG	26,058	302,991
	Emmi AG	550	535,074
	EMS-Chemie Holding AG	185	147,599
	Energiedienst Holding AG	1,358	57,037
	Feintool International Holding AG	2,163	41,942
	Flughafen Zurich AG	5,515	1,104,107
	Forbo Holding AG	269	310,692
	Fundamenta Real Estate AG	2,077	37,496
Ω	Galenica AG	13,918	1,064,981
#*	GAM Holding AG	19,778	6,162
	Geberit AG	2,995	1,598,675
	Georg Fischer AG	19,911	1,389,698
	Givaudan SA	420	1,796,243
	Glarner Kantonalbank	403	9,489
	Gurit Holding AG, Class BR	995	63,476
	Helvetia Holding AG	10,494	1,372,673
#	Hiag Immobilien Holding AG	811	65,645
	Huber & Suhner AG	4,651	369,985
	Hypothekarbank Lenzburg AG	14	63,423
	Implenia AG	2,557	93,500
	Inficon Holding AG	479	666,001
	Interroll Holding AG	137	440,905
	Intershop Holding AG	960	128,637
	Investis Holding SA	821	88,047
	IVF Hartmann Holding AG	71	10,699
	Julius Baer Group Ltd.	38,336	2,057,046
	Jungfraubahn Holding AG	1,339	297,215
	Kardex Holding AG	1,672	442,382
	Komax Holding AG	1,037	178,397
*	Kudelski SA	5,386	8,354
#	Kuehne & Nagel International AG	5,313	1,404,207
	Landis & Gyr Group AG	6,063	448,565
	LEM Holding SA	126	214,590
	Liechtensteinische Landesbank AG	3,467	264,663
	Logitech International SA	12,556	979,315
	Luzerner Kantonalbank AG	5,296	391,172
Ω	Medacta Group SA	1,640	198,214
Ω	Medmix AG	2,776	45,544
	Meier Tobler Group AG	1,442	48,296
	Metall Zug AG, Class B	50	68,957
	Mikron Holding AG	3,174	61,803
	Mobilezone Holding AG	10,259	146,749
	Mobimo Holding AG	1,960	548,689
*Ω	Montana Aerospace AG	1,256	24,273
	Novavest Real Estate AG	464	17,176
	OC Oerlikon Corp. AG	40,937	177,115
	Orell Fuessli AG	122	10,632
	Orior AG	1,837	131,285
	Partners Group Holding AG	2,335	3,004,132
*	Phoenix Mecano AG	183	98,339
	Plazza AG, Class A	201	65,838
#* Ω	PolyPeptide Group AG	3,309	109,179
	PSP Swiss Property AG	7,189	888,714
	Rieter Holding AG	774	108,199
	Romande Energie Holding SA	1,298	81,702

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Schindler Holding AG	2,791	$680,038
	Schweiter Technologies AG	248	111,264
*Ω	Sensirion Holding AG	1,171	76,877
	SFS Group AG	4,562	541,085
	SGS SA	14,060	1,238,062
#	SIG Group AG	58,261	1,164,250
	Sika AG	3,907	1,111,391
	SKAN Group AG	258	23,049
	Softwareone Holding AG	8,954	152,260
	Sonova Holding AG	4,528	1,251,685
	St. Galler Kantonalbank AG	842	433,228
#	Stadler Rail AG	10,785	319,960
	Straumann Holding AG	6,363	845,882
	Sulzer AG	5,190	628,613
#	Swatch Group AG	11,716	1,102,330
	Swiss Life Holding AG	3,161	2,132,902
	Swiss Prime Site AG	18,534	1,711,297
	Swiss Re AG	46,349	5,038,385
#*	Swiss Steel Holding AG	98,106	9,036
	Swisscom AG	5,450	2,989,906
	Swissquote Group Holding SA	2,882	779,507
	Temenos AG	13,989	870,219
	Thurgauer Kantonalbank	103	14,211
	TX Group AG	707	109,999
	u-blox Holding AG	1,562	144,497
#*	UBS Group AG	142,505	3,816,920
	Valiant Holding AG	4,404	514,109
#	Varia U.S. Properties AG	255	9,801
Ω	VAT Group AG	4,868	2,423,586
	Vaudoise Assurances Holding SA	285	138,600
	Vetropack Holding AG	3,434	116,042
#	Vontobel Holding AG	7,839	440,020
	VP Bank AG, Class A	873	87,101
	VZ Holding AG	3,197	368,696
*	V-ZUG Holding AG	608	37,656
	Walliser Kantonalbank	547	68,065
#	Warteck Invest AG	23	45,004
	Ypsomed Holding AG	528	188,200
	Zehnder Group AG	2,871	167,389
	Zug Estates Holding AG, Class B	72	140,855
	Zuger Kantonalbank AG	31	289,823
	Zurich Insurance Group AG	6,930	3,354,441

TOTAL SWITZERLAND			83,035,926

UNITED KINGDOM — (10.4%)
	3i Group PLC	124,580	4,450,925
	4imprint Group PLC	6,532	504,846
	abrdn PLC	386,887	705,519
*	Accesso Technology Group PLC	4,676	38,549
*	Accsys Technologies PLC	400	274
	Admiral Group PLC	30,183	1,027,343
	Advanced Medical Solutions Group PLC	34,292	81,267
	AG Barr PLC	21,271	151,430
Ω	Airtel Africa PLC	270,070	372,954
	AJ Bell PLC	77,920	314,178
Ω	Alfa Financial Software Holdings PLC	31,920	68,715
	Alliance Pharma PLC	86,713	36,838
	Antofagasta PLC	23,597	647,308
*	AO World PLC	9,260	12,159

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Ascential PLC	68,320	$265,638
	Ashmore Group PLC	80,781	194,683
	Ashtead Group PLC	41,990	3,048,974
	Ashtead Technology Holdings PLC	9,568	97,425
#*	ASOS PLC	16,333	67,957
	Associated British Foods PLC	24,575	813,376
*Ω	Aston Martin Lagonda Global Holdings PLC	9,563	17,654
	Atalaya Mining PLC	16,920	93,762
*	Auction Technology Group PLC	9,177	56,783
Ω	Auto Trader Group PLC	141,317	1,225,145
	Aviva PLC	191,817	1,113,718
	Avon Rubber PLC	5,053	75,178
	B&M European Value Retail SA	180,653	1,165,857
Ω	Bakkavor Group PLC	44,106	66,611
	Balfour Beatty PLC	134,293	609,016
	Bank of Georgia Group PLC	11,050	739,897
#	Barclays PLC, Sponsored ADR	175,307	1,795,144
	Barclays PLC	561,593	1,415,940
	Barratt Developments PLC	209,630	1,184,435
	Beazley PLC	84,825	701,822
	Begbies Traynor Group PLC	24,378	33,095
	Bellway PLC	34,920	1,097,388
	Berkeley Group Holdings PLC	15,973	938,051
	Bloomsbury Publishing PLC	22,292	148,219
	Bodycote PLC	39,651	341,066
#*	boohoo Group PLC	161,715	67,398
	Braemar PLC	6,415	22,181
	Breedon Group PLC	4,983	22,390
Ω	Bridgepoint Group PLC	8,238	23,315
	Britvic PLC	68,771	758,388
	Brooks Macdonald Group PLC	872	20,868
	BT Group PLC	1,298,666	1,660,738
	Bunzl PLC	17,110	656,131
	Burberry Group PLC	42,847	613,082
	Burford Capital Ltd.	44,630	687,701
	Bytes Technology Group PLC	61,436	373,676
*	Capita PLC	246,986	41,341
	Capital Ltd.	29,183	37,687
	Capricorn Energy PLC	34,022	72,111
*	Card Factory PLC	89,847	122,070
*	Carnival PLC	3,859	51,743
	Castings PLC	2,310	10,758
	Centamin PLC	466,460	704,388
	Central Asia Metals PLC	34,294	89,369
	Centrica PLC	1,532,638	2,446,507
	Chesnara PLC	38,283	120,043
	Clarkson PLC	3,948	191,352
	Close Brothers Group PLC	42,380	240,846
Ω	CMC Markets PLC	18,203	59,494
	Coats Group PLC	283,002	286,545
	Coca-Cola HBC AG	17,159	553,871
	Compass Group PLC	74,184	2,063,326
	Computacenter PLC	21,654	694,255
Ω	ConvaTec Group PLC	145,541	452,823
	Costain Group PLC	44,472	46,005
	Cranswick PLC	10,939	587,482
	Crest Nicholson Holdings PLC	61,382	141,692
	Croda International PLC	6,951	398,117
*	Currys PLC	290,256	223,949

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	CVS Group PLC	12,156	$148,017
*	Darktrace PLC	39,717	296,481
*	De La Rue PLC	40,438	47,656
	DFS Furniture PLC	59,849	86,675
	Diploma PLC	15,330	692,925
	Direct Line Insurance Group PLC	314,110	729,270
	DiscoverIE Group PLC	8,978	78,356
	Domino’s Pizza Group PLC	69,205	280,549
	dotdigital group PLC	39,477	45,890
	Dowlais Group PLC	244,673	248,680
	Dr Martens PLC	41,731	39,599
	Drax Group PLC	119,759	775,696
	DS Smith PLC	290,510	1,265,616
	Dunelm Group PLC	30,340	382,216
*	EKF Diagnostics Holdings PLC	13,524	4,870
*	Elementis PLC	138,712	243,901
	Essentra PLC	42,990	94,480
	Experian PLC	70,994	2,863,468
	FDM Group Holdings PLC	19,916	86,583
	Firstgroup PLC	198,102	401,316
	Foresight Group Holdings Ltd.	5,486	30,262
*Ω	Forterra PLC	46,485	94,966
	Foxtons Group PLC	72,752	52,641
*	Frasers Group PLC	34,478	350,868
	Fresnillo PLC	31,468	217,940
*	Fund Technologies PLC	1,086	17,306
*Ω	Funding Circle Holdings PLC	61,955	50,642
	Future PLC	17,640	145,626
	Galliford Try Holdings PLC	20,096	60,430
	Games Workshop Group PLC	8,242	1,018,663
	Gamma Communications PLC	10,673	173,938
	GB Group PLC	63,460	227,968
	Genuit Group PLC	50,156	271,080
*Ω	Global Ports Holding PLC	4,266	11,563
	Gooch & Housego PLC	5,339	36,668
	Grafton Group PLC	52,069	612,447
	Grainger PLC	186,744	595,767
*	Greencore Group PLC	118,806	194,346
	Greggs PLC	27,506	930,857
*Ω	Gym Group PLC	42,913	58,789
	H&T Group PLC	5,751	30,163
	Haleon PLC	361,162	1,525,310
	Halfords Group PLC	61,392	115,289
	Halma PLC	14,515	397,810
	Harbour Energy PLC	173,431	619,752
	Hargreaves Lansdown PLC	99,660	1,007,098
	Harworth Group PLC	29,008	50,250
	Hays PLC	378,683	434,859
	Headlam Group PLC	17,304	37,985
	Helical PLC	31,554	80,305
*	Helios Towers PLC	122,612	149,710
	Henry Boot PLC	23,100	53,711
	Hill & Smith PLC	11,986	281,338
	Hilton Food Group PLC	15,022	171,056
	Hiscox Ltd.	61,121	937,341
*	Hochschild Mining PLC	65,540	126,516
	Hollywood Bowl Group PLC	40,942	174,592
*Ω	Hostelworld Group PLC	14,765	29,516
	Howden Joinery Group PLC	156,022	1,698,255

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	HSBC Holdings PLC	120,743	$1,046,594
#	HSBC Holdings PLC, Sponsored ADR	153,480	6,688,658
	Hunting PLC	42,725	189,893
Ω	Ibstock PLC	78,989	145,683
	IDOX PLC	36,520	29,764
	IG Group Holdings PLC	82,469	769,539
	IMI PLC	58,131	1,266,256
	Impax Asset Management Group PLC	13,139	72,758
	Inchcape PLC	102,618	1,022,786
*	Indivior PLC	40,206	721,759
	Informa PLC	99,345	983,507
	IntegraFin Holdings PLC	42,983	160,078
#	InterContinental Hotels Group PLC, ADR	6,252	614,867
	InterContinental Hotels Group PLC	4,909	478,791
	Intermediate Capital Group PLC	34,523	899,813
*	International Distributions Services PLC	179,300	604,168
	International Personal Finance PLC	63,898	83,167
	Intertek Group PLC	26,171	1,610,734
	Investec PLC	139,965	886,578
	iomart Group PLC	19,352	31,122
	IP Group PLC	270,619	161,946
#*	IQE PLC	161,132	57,449
	ITV PLC	727,811	638,565
*	IWG PLC	205,877	475,323
	J Sainsbury PLC	338,960	1,111,849
*	James Fisher & Sons PLC	11,386	39,155
	James Halstead PLC	27,189	67,730
	JD Sports Fashion PLC	435,170	623,022
*	John Wood Group PLC	175,860	324,501
	Johnson Matthey PLC	33,739	738,893
	Johnson Service Group PLC	126,491	203,943
	Jupiter Fund Management PLC	134,713	129,855
*Ω	Just Eat Takeaway.com NV	15,711	228,675
	Just Group PLC	258,230	332,075
	Kainos Group PLC	16,516	202,497
	Keller Group PLC	20,496	281,226
	Keywords Studios PLC	1,374	19,620
	Kier Group PLC	108,444	181,421
	Kingfisher PLC	398,610	1,227,848
	Kitwave Group PLC	8,783	42,477
	Knights Group Holdings PLC	7,775	12,521
	Lancashire Holdings Ltd.	50,175	380,075
	Learning Technologies Group PLC	24,752	22,652
	Legal & General Group PLC	496,142	1,456,425
*	Liberty Global PLC, Class C	2	33
	Liontrust Asset Management PLC	10,623	89,376
	Lloyds Banking Group PLC	3,778,034	2,438,278
	Lloyds Banking Group PLC, ADR	209,737	536,927
	London Investment Group PLC	4,016	16,901
	London Stock Exchange Group PLC	9,784	1,078,619
	LSL Property Services PLC	22,137	82,501
Ω	Luceco PLC	10,473	21,533
	M&C Saatchi PLC	127	298
	M&G PLC	394,366	987,306
	Macfarlane Group PLC	21,157	38,312
	Man Group PLC	357,987	1,148,029
	Marks & Spencer Group PLC	559,826	1,783,572
	Marshalls PLC	36,778	122,946
	Me Group International PLC	60,797	121,503

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Mears Group PLC	31,839	$143,597
#*	Metro Bank Holdings PLC	28,971	12,103
	Midwich Group PLC	5,962	31,435
	MJ Gleeson PLC	11,531	72,145
	Mobico Group PLC	129,583	89,356
	Mondi PLC	60,463	1,145,867
	Moneysupermarket.com Group PLC	145,094	388,734
*	Moonpig Group PLC	44,938	87,446
	Morgan Advanced Materials PLC	61,398	239,957
	Morgan Sindall Group PLC	12,214	344,382
	Mortgage Advice Bureau Holdings Ltd.	2,909	31,408
*	Motorpoint group PLC	15,378	26,794
	Mountview Estates PLC	2	239
	MP Evans Group PLC	2,282	23,876
*	N Brown Group PLC	49,125	8,774
	National Grid PLC	8,826	115,773
#	National Grid PLC, Sponsored ADR	18,410	1,227,060
	NatWest Group PLC	354,458	1,337,860
#	NatWest Group PLC, Sponsored ADR	83,259	641,094
	NCC Group PLC	57,605	97,396
	Next 15 Group PLC	19,039	213,138
	Next PLC	10,162	1,139,749
*	Nexxen International Ltd.	1,896	5,448
*	Nexxen International Ltd., ADR	1,480	8,007
	Ninety One PLC	81,934	170,407
	Norcros PLC	20,097	46,091
*	Ocado Group PLC	63,044	276,021
*Ω	On the Beach Group PLC	23,948	43,051
	OSB Group PLC	104,593	535,590
	Oxford Instruments PLC	8,305	233,100
*	Oxford Nanopore Technologies PLC	17,182	21,106
	Pagegroup PLC	87,430	485,851
	Paragon Banking Group PLC	68,444	610,391
	PayPoint PLC	2,921	19,239
	Pearson PLC	64,785	786,090
	Pearson PLC, Sponsored ADR	33,717	410,673
	Pennon Group PLC	36,286	301,828
	Persimmon PLC	69,246	1,121,302
	Pets at Home Group PLC	91,835	335,255
	Pharos Energy PLC	70,803	20,796
	Phoenix Group Holdings PLC	80,490	490,241
*	Phoenix Spree Deutschland Ltd.	6,073	11,096
	Pinewood Technologies Group PLC	14,060	58,478
	Plus500 Ltd.	23,923	647,110
	Polar Capital Holdings PLC	14,707	99,623
	Porvair PLC	6,060	46,448
	PPHE Hotel Group Ltd.	2,964	54,613
	Premier Foods PLC	243,135	488,482
	Prudential PLC, ADR	46,291	812,870
	Prudential PLC	24,945	216,955
#*	PureTech Health PLC	40,680	109,597
	PZ Cussons PLC	43,309	54,638
Ω	Quilter PLC	373,998	511,545
	Rathbones Group PLC	8,424	171,518
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	132,223	121,664
	Record PLC	26,576	20,583
	Redde Northgate PLC	63,954	305,828
	Redrow PLC	111,878	899,491

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC, Sponsored ADR	68,575	$2,824,590
	RELX PLC	22,194	912,718
	Renew Holdings PLC	13,913	164,688
*	Renewi PLC	18,912	132,750
	Renishaw PLC	2,361	121,737
*	Renold PLC	42,813	26,481
	Rentokil Initial PLC	101,792	513,843
	RHI Magnesita NV	1,401	63,027
	Ricardo PLC	6,544	37,178
	Rightmove PLC	183,616	1,176,207
	Rio Tinto PLC	30,742	2,080,026
	Rio Tinto PLC, Sponsored ADR	2,995	203,151
	Robert Walters PLC	14,298	70,810
*	Rockhopper Exploration PLC	59,584	10,136
	Rotork PLC	125,868	505,981
	RS Group PLC	57,181	523,824
	RWS Holdings PLC	35,093	75,574
	S&U PLC	1,297	31,089
*	S4 Capital PLC	33,714	20,532
Ω	Sabre Insurance Group PLC	29,207	58,512
*	Saga PLC	26,877	35,360
	Sage Group PLC	48,354	701,176
*	Savannah Energy PLC	40,848	14,292
	Savills PLC	32,429	438,287
	Schroders PLC	113,588	497,979
	Secure Trust Bank PLC	2,756	24,223
	Senior PLC	65,958	134,180
	Severfield PLC	80,969	68,268
	Severn Trent PLC	29,391	905,956
*	SIG PLC	196,538	64,101
*	Sigmaroc PLC	28,142	22,949
	Sirius Real Estate Ltd.	203,009	246,913
#	Smith & Nephew PLC, Sponsored ADR	17,301	417,473
	Smith & Nephew PLC	16,919	204,985
	Smiths Group PLC	29,601	596,755
	Smiths News PLC	21,046	13,939
	Softcat PLC	32,923	644,412
*	SolGold PLC	232,098	26,531
	Spectris PLC	7,411	306,542
	Speedy Hire PLC	139,589	48,137
	Spirax-Sarco Engineering PLC	3,305	363,674
	Spirent Communications PLC	86,201	208,372
	SSE PLC	53,541	1,112,924
	SSP Group PLC	175,827	430,194
	St. James’s Place PLC	28,313	153,210
	Standard Chartered PLC	221,197	1,900,423
	SThree PLC	31,927	168,718
	Strix Group PLC	42,390	40,828
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	15,079
*	Synthomer PLC	24,718	79,993
	Tate & Lyle PLC	64,480	528,647
	Tatton Asset Management PLC	4,467	31,587
	Taylor Wimpey PLC	715,186	1,171,920
	TBC Bank Group PLC	9,436	407,108
	TClarke PLC	6,189	12,461
	Team Internet Group PLC	20,844	35,940
	Telecom Plus PLC	15,249	330,699
	Tesco PLC	602,611	2,224,882

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	THG PLC	168,226	$132,619
Ω	TI Fluid Systems PLC	67,241	115,690
	Topps Tiles PLC	31,329	16,818
	TP ICAP Group PLC	220,724	571,374
*Ω	Trainline PLC	24,648	91,649
	Travis Perkins PLC	59,847	560,191
	Treatt PLC	2,894	17,510
	Trifast PLC	11,101	10,698
	TT Electronics PLC	46,878	104,260
	Tyman PLC	44,369	208,116
	Ultimate Products PLC	9,149	20,017
	Unilever PLC, Sponsored ADR	109,688	5,687,323
	United Utilities Group PLC	74,450	970,468
	Vanquis Banking Group PLC	62,452	37,449
	Vertu Motors PLC	95,932	84,388
	Vesuvius PLC	54,235	323,824
	Victrex PLC	10,328	162,992
	Videndum PLC	10,334	35,608
	Virgin Money U.K. PLC	292,272	777,116
	Vistry Group PLC	93,467	1,388,416
	Vodafone Group PLC	2,356,828	1,987,516
	Volex PLC	16,976	68,278
	Volution Group PLC	29,044	156,561
	Vp PLC	2,866	22,597
*Ω	Watches of Switzerland Group PLC	52,069	218,408
	Watkin Jones PLC	35,437	19,651
	Weir Group PLC	24,209	617,750
	WH Smith PLC	30,427	416,189
	Whitbread PLC	26,075	1,027,688
	Wickes Group PLC	75,154	135,796
	Wilmington PLC	1,608	7,343
*	Wise PLC, Class A	15,944	153,229
#	WPP PLC, Sponsored ADR	6,358	320,125
	WPP PLC	40,386	404,795
*	Xaar PLC	15,586	22,633
	XPS Pensions Group PLC	14,341	47,676
	Zotefoams PLC	3,726	18,218

TOTAL UNITED KINGDOM			156,991,199

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	12,233	53,831
	Newmont Corp., CDI	23,405	947,648
	Noble Corp. PLC	1,103	48,854

TOTAL UNITED STATES			1,050,333

TOTAL COMMON STOCKS			1,431,278,300

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.806%	7,340	754,197
Ω	Dr Ing hc F Porsche AG, 1.204%	4,622	411,480
	Draegerwerk AG & Co. KGaA, 0.385%	2,387	127,126
	Einhell Germany AG, 1.801%	395	67,943
	FUCHS SE, 2.445%	15,904	742,706
	Henkel AG & Co. KGaA, 2.489%	13,074	1,038,621
	Jungheinrich AG, 1.957%.	13,726	510,387
	Porsche Automobil Holding SE, 5.339%	12,789	651,619
	Sixt SE, 9.373%	4,703	325,437

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	STO SE & Co. KGaA, 3.117%	686	$117,813
	Volkswagen AG, 7.568%	23,062	2,825,213

TOTAL GERMANY			7,572,542

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	10,916	318
*	Galan Lithium Ltd. Warrants 03/20/2029	2,613	203
*	Highfield Resources Ltd. Warrants 06/19/2024	738	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	59,762	0
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	10,550	260

TOTAL AUSTRALIA			781

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	10,722	0
*††	S Immo AG Rights	8,446	0
*	Strabag SE Rights	3,329	0

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	155,491	0

TOTAL RIGHTS/WARRANTS			781

TOTAL INVESTMENT SECURITIES (Cost $1,167,325,024)			1,438,851,623

			Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§	The DFA Short Term Investment Fund	6,652,087	76,951,338

TOTAL INVESTMENTS — (100.0%) (Cost $1,244,277,399)			$1,515,802,961

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$93,927,787	$14,340	$93,942,127
Austria	—	9,420,418	—	9,420,418
Belgium	$238,067	17,014,068	—	17,252,135
Canada	156,289,997	—	—	156,289,997
China	325,893	79,261	—	405,154
Denmark	21,909	27,624,694	—	27,646,603
Finland	362,525	23,851,891	—	24,214,416
France	1,261,173	109,558,152	—	110,819,325
Germany	2,946,812	100,206,130	—	103,152,942
Hong Kong	—	26,160,024	2,305	26,162,329

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$10,817,351	—	$10,817,351
Israel	$602,778	13,520,653	—	14,123,431
Italy	322,788	46,635,711	—	46,958,499
Japan	881,095	347,089,157	—	347,970,252
Luxembourg	—	6,580	—	6,580
Netherlands	16,185,970	49,045,523	—	65,231,493
New Zealand	—	5,114,968	—	5,114,968
Norway	69,880	13,520,660	—	13,590,540
Portugal	—	5,886,269	—	5,886,269
Singapore	—	16,271,650	$53,225	16,324,875
Spain	48,388	44,968,776	—	45,017,164
Sweden	8,074	49,840,429	5,471	49,853,974
Switzerland	6,523,174	76,512,752	—	83,035,926
United Kingdom	22,187,962	134,803,237	—	156,991,199
United States	—	1,050,333	—	1,050,333
Preferred Stocks
Germany	—	7,572,542	—	7,572,542
Rights/Warrants
Australia	—	521	260	781
Securities Lending Collateral	—	76,951,338	—	76,951,338

Total Investments in Securities	$208,276,485	$1,307,450,875	$75,601<>	$1,515,802,961

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.7%)
BRAZIL — (2.9%)
	AES Brasil Energia SA	60,955	$111,167
	Allied Tecnologia SA	13,600	19,643
*	Allpark Empreendimentos Participacoes e Servicos SA	35,131	26,183
	Alupar Investimento SA	59,854	320,906
*	Anima Holding SA	123,723	80,535
	Arezzo Industria e Comercio SA	21,670	216,675
	Atacadao SA	77,797	167,352
	Auren Energia SA	73,712	164,527
	B3 SA - Brasil Bolsa Balcao	458,922	953,620
	Banco Bradesco SA	149,904	356,818
	Banco BTG Pactual SA	80,730	519,274
	Banco do Brasil SA	355,228	1,875,814
	Banco Santander Brasil SA	42,188	234,802
	BB Seguridade Participacoes SA	111,644	692,319
	Bemobi Mobile Tech SA	25,300	56,860
	Boa Safra Sementes SA	19,176	67,175
*	BRF SA	174,227	566,374
	Brisanet Participacoes SA	71,878	56,754
*	C&A Modas SA	53,100	112,692
	Caixa Seguridade Participacoes SA	23,498	70,866
	Camil Alimentos SA	65,153	105,272
	CCR SA	234,983	557,975
	Centrais Eletricas Brasileiras SA	159,201	1,160,758
	Cia Brasileira de Aluminio	33,945	33,797
*	Cia Brasileira de Distribuicao	67,777	38,244
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	48,336	752,324
	Cia de Saneamento de Minas Gerais Copasa MG	81,421	307,018
	Cia De Sanena Do Parana	197,909	634,904
	Cia Energetica de Minas Gerais	83,391	183,722
#	Cia Siderurgica Nacional SA, Sponsored ADR	172,293	463,468
	Cia Siderurgica Nacional SA	135,826	364,114
	Cielo SA	576,831	618,755
*	Clear Sale SA	22,400	33,648
*	Cogna Educacao SA	966,055	403,717
	Companhia Paranaense de Energia	136,245	215,154
	Cosan SA	177,434	495,473
	CPFL Energia SA	32,700	200,888
	Cruzeiro do Sul Educacional SA	76,700	59,380
	CSU Digital SA	10,300	35,367
	Cury Construtora e Incorporadora SA	53,211	200,850
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	603,527
Ω	Desktop SA	31,600	79,113
	Dexco SA	206,851	288,012
	Dimed SA Distribuidora da Medicamentos	29,200	63,151
	Direcional Engenharia SA	31,965	143,555
	EcoRodovias Infraestrutura e Logistica SA	96,005	134,044
	Eletromidia SA	17,800	59,646
*	Embraer SA	293,644	1,885,958
*	Embraer SA, Sponsored ADR	20,647	527,531
	Empreendimentos Pague Menos SA	127,359	62,053
	Energisa SA	74,717	648,950
*	Eneva SA	168,721	402,258
	Engie Brasil Energia SA	35,211	277,343
*	Enjoei SA	44,400	18,298
	Equatorial Energia SA	175,245	1,032,382

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Eternit SA	26,800	$36,438
	Even Construtora e Incorporadora SA	50,000	68,367
	Ez Tec Empreendimentos e Participacoes SA	58,500	155,133
	Fleury SA	72,497	202,163
	Fras-Le SA	13,744	47,723
*	Gafisa SA	16,300	16,386
	Gerdau SA, Sponsored ADR	190,628	663,386
Ω	GPS Participacoes e Empreendimentos SA	79,160	285,840
	Grendene SA	93,836	111,318
*	Grupo Casas Bahia SA	18,630	24,576
	Grupo De Moda Soma SA	200,610	234,507
	Grupo Mateus SA	147,765	211,150
	Grupo SBF SA	35,900	76,880
*	Guararapes Confeccoes SA	48,436	68,560
*	Hidrovias do Brasil SA	248,916	210,442
*	Infracommerce CXAAS SA	136,933	19,514
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	26,100	112,591
*	International Meal Co. Alimentacao SA, Class A	34,200	10,472
	Iochpe Maxion SA	80,879	191,583
	Irani Papel e Embalagem SA	54,700	94,913
*	IRB-Brasil Resseguros SA	58,773	480,817
	Jalles Machado SA	73,662	100,153
	JBS SA	159,449	719,771
	JHSF Participacoes SA	181,166	150,024
	JSL SA	48,156	107,300
	Kepler Weber SA	65,832	123,104
	Klabin SA	323,875	1,437,060
	Lavvi Empreendimentos Imobiliarios SA	44,000	73,805
	Localiza Rent a Car SA	85,832	810,447
	LOG Commercial Properties e Participacoes SA	15,776	66,019
*	Log-in Logistica Intermodal SA	10,833	80,737
	Lojas Quero-Quero SA	94,513	75,718
	Lojas Renner SA	221,562	654,113
Ω	LWSA SA	143,677	127,280
	M Dias Branco SA	22,498	147,052
*	Magazine Luiza SA	245,596	64,324
	Mahle Metal Leve SA	14,177	83,654
	Marcopolo SA	64,423	65,880
*	Marfrig Global Foods SA	72,540	132,015
Ω	Meliuz SA	14,770	12,743
	Melnick Even Desenvolvimento Imobiliario SA	29,600	24,512
	Mills Locacao Servicos e Logistica SA	53,540	136,825
	Minerva SA	30,700	36,183
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	31,400	25,095
*	Moura Dubeux Engenharia SA	54,192	120,958
	Movida Participacoes SA	100,874	137,151
*	MPM Corporeos SA	18,717	3,352
*	MRV Engenharia e Participacoes SA	187,880	242,421
*	Multilaser Industrial SA	107,300	39,262
	Multiplan Empreendimentos Imobiliarios SA	56,300	248,181
	Natura & Co. Holding SA	204,121	652,153
	Neoenergia SA	58,349	215,525
	Odontoprev SA	107,745	247,959
*	Oncoclinicas do Brasil Servicos Medicos SA	50,664	71,811
*	Orizon Valorizacao de Residuos SA	8,783	65,374
	Pet Center Comercio e Participacoes SA	40,398	36,643
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	50,530
	Porto Seguro SA	93,082	537,060
	Portobello SA	34,800	39,675

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Positivo Tecnologia SA	41,500	$73,528
	Qualicorp Consultoria e Corretora de Seguros SA	54,281	16,726
	Raia Drogasil SA	255,981	1,261,024
	Romi SA	34,992	68,399
	Rumo SA	46,557	180,757
	Santos Brasil Participacoes SA	125,788	328,968
*	Sao Carlos Empreendimentos e Participacoes SA	8,500	45,409
	Sao Martinho SA	86,198	474,599
#	Sendas Distribuidora SA, ADR	38,489	489,965
	Sendas Distribuidora SA	204,136	515,785
*Ω	Ser Educacional SA	46,200	49,113
*	Serena Energia SA	68,199	107,960
	Simpar SA	165,200	183,888
	SLC Agricola SA	89,234	328,059
	Smartfit Escola de Ginastica e Danca SA	71,535	333,250
	Suzano SA	181,761	2,046,325
*	SYN prop e tech SA	18,318	31,079
	Tegma Gestao Logistica SA	15,888	74,107
	Telefonica Brasil SA	50,369	459,205
	Telefonica Brasil SA, ADR	10,963	101,298
	TIM SA	222,382	754,178
	TOTVS SA	95,358	505,750
	Transmissora Alianca de Energia Eletrica SA	118,153	801,400
	Tres Tentos Agroindustrial SA	31,033	60,481
	Trisul SA	36,300	31,948
	Tupy SA	40,100	201,017
	Ultrapar Participacoes SA	216,963	1,080,094
	Unifique Telecomunicacoes SA	72,400	53,262
	Unipar Carbocloro SA	14,350	145,086
	Usinas Siderurgicas de Minas Gerais SA Usiminas	45,290	65,241
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	150,891
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	30,515	41,783
	Vibra Energia SA	318,671	1,439,745
	Vittia Fertilizantes E Biologicos SA	10,670	11,528
	Vivara Participacoes SA	25,400	108,397
	Vulcabras SA	46,019	140,292
	WEG SA	125,908	958,992
	Wilson Sons SA	88,236	285,476
	Wiz Co.	24,800	33,146
	XP, Inc., BDR	4,505	92,035
	YDUQS Participacoes SA	129,161	362,912
*	Zamp SA	121,100	90,022

TOTAL BRAZIL			45,628,753

CHILE — (0.5%)
	Aguas Andinas SA, Class A	826,355	235,843
	Banco de Chile	282,034	31,287
	Banco de Chile, ADR	26,757	590,801
	Banco de Credito e Inversiones SA	13,112	382,427
	Banco Santander Chile, ADR	1,697	30,512
	Banco Santander Chile	2,501,678	113,351
	Besalco SA	205,938	119,050
	Camanchaca SA	88,516	3,723
	CAP SA	37,382	267,287
	Cencosud SA	319,610	547,670
	Cencosud Shopping SA	103,877	161,001
	Cia Sud Americana de Vapores SA	2,492,581	194,463
	Embotelladora Andina SA, ADR, Class B	17,401	291,467

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Empresa Nacional de Telecomunicaciones SA	92,476	$317,870
	Empresas CMPC SA	380,006	750,473
	Empresas Copec SA	44,041	314,280
	Enel Americas SA	1,665,836	156,164
	Enel Chile SA	6,414,348	380,832
*	Falabella SA	96,056	257,136
	Forus SA	32,824	55,729
	Grupo Security SA	795,670	227,086
	Inversiones Aguas Metropolitanas SA	216,090	167,011
	Masisa SA	791,131	15,987
	Molibdenos y Metales SA	3,068	11,993
	Multiexport Foods SA	291,740	71,108
	Parque Arauco SA	172,785	260,064
	PAZ Corp. SA	82,712	51,336
	Plaza SA	56,599	82,300
	Ripley Corp. SA	445,297	99,250
	Salfacorp SA	311,425	177,762
	Sigdo Koppers SA	163,912	200,611
	SMU SA	1,440,054	266,996
	Sociedad Matriz SAAM SA	2,690,477	297,030
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	17,290	789,980
	Socovesa SA	166,772	15,459
	SONDA SA	271,865	121,200

TOTAL CHILE			8,056,539

CHINA — (22.8%)
*	360 Security Technology, Inc., Class A	49,400	57,799
	361 Degrees International Ltd.	454,000	275,481
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	79,936
Ω	3SBio, Inc.	936,000	748,201
*	5I5J Holding Group Co. Ltd., Class A	119,400	32,512
	AAC Technologies Holdings, Inc.	342,500	1,090,053
	Accelink Technologies Co. Ltd., Class A	12,200	62,543
	ADAMA Ltd., Class A	24,500	21,283
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,263	24,556
	Advanced Technology & Materials Co. Ltd., Class A	41,100	49,934
	AECC Aero-Engine Control Co. Ltd., Class A	22,400	60,349
	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	30,216
#*	Agile Group Holdings Ltd.	986,749	74,803
*	Agora, Inc., ADR	29,510	73,480
	Agricultural Bank of China Ltd., Class H	5,488,000	2,447,159
	Aier Eye Hospital Group Co. Ltd., Class A	95,925	170,366
*	Air China Ltd., Class H	260,000	130,353
	Aisino Corp., Class A	46,700	54,595
	Ajisen China Holdings Ltd.	284,000	38,333
#Ω	AK Medical Holdings Ltd.	182,000	135,963
	Alibaba Group Holding Ltd.	1,896,800	17,759,854
#*	Alibaba Health Information Technology Ltd.	1,012,000	377,758
*	Alibaba Pictures Group Ltd.	6,170,000	367,477
#Ω	A-Living Smart City Services Co. Ltd.	423,000	160,797
#*Ω	Alliance International Education Leasing Holdings Ltd.	157,000	10,202
	Allmed Medical Products Co. Ltd., Class A	22,700	25,755
	Amlogic Shanghai Co. Ltd., Class A	5,335	42,414
	Amoy Diagnostics Co. Ltd., Class A	8,440	25,415
*	ANE Cayman, Inc.	76,000	50,623
Ω	Angelalign Technology, Inc.	8,000	80,141
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	43,037
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	44,465
	Anhui Expressway Co. Ltd., Class H	148,000	162,918

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	37,163	$75,901
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	28,860	75,588
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	27,884
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	15,000	32,283
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	78,890
	Anhui Jinhe Industrial Co. Ltd., Class A	29,705	100,571
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	25,935
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	48,221
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	59,102
	Anhui Xinhua Media Co. Ltd., Class A	49,900	50,104
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	50,500	91,204
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,215	50,382
	Anjoy Foods Group Co. Ltd., Class A	7,900	100,312
	Anker Innovations Technology Co. Ltd., Class A	5,200	61,775
	ANTA Sports Products Ltd.	246,800	2,794,021
*	Anton Oilfield Services Group	1,610,000	88,494
	Aoshikang Technology Co. Ltd., Class A	9,800	34,958
*	Aotecar New Energy Technology Co. Ltd., Class A	119,900	46,545
*	Aowei Holdings Ltd.	78,000	4,733
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	60,752
	ApicHope Pharmaceutical Co. Ltd., Class A	11,020	34,565
	APT Satellite Holdings Ltd.	234,000	66,414
#*Ω	Arrail Group Ltd.	26,000	20,784
*Ω	Ascletis Pharma, Inc.	239,000	39,534
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	19,400	47,530
Ω	AsiaInfo Technologies Ltd.	144,400	130,221
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,700	76,232
*	Autel Intelligent Technology Corp. Ltd., Class A	7,182	26,576
	Autobio Diagnostics Co. Ltd., Class A	8,510	66,823
	Avary Holding Shenzhen Co. Ltd., Class A	36,900	122,410
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	39,728
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	522,107
	Bafang Electric Suzhou Co. Ltd., Class A	4,600	21,977
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	322,595
*	Baidu, Inc., Sponsored ADR	1,034	106,916
*	Baidu, Inc., Class A	233,050	3,019,298
Ω	BAIOO Family Interactive Ltd.	594,000	17,615
	Bank of Beijing Co. Ltd., Class A	275,900	212,381
	Bank of Changsha Co. Ltd., Class A	82,696	93,038
	Bank of Chengdu Co. Ltd., Class A	78,900	160,963
	Bank of China Ltd., Class H	15,192,356	6,813,620
	Bank of Chongqing Co. Ltd., Class H	349,500	211,551
	Bank of Communications Co. Ltd., Class H	1,720,580	1,238,919
*	Bank of Gansu Co. Ltd., Class H	106,000	4,701
	Bank of Guiyang Co. Ltd., Class A	110,617	86,038
	Bank of Hangzhou Co. Ltd., Class A	98,500	175,375
	Bank of Jiangsu Co. Ltd., Class A	291,020	324,426
	Bank of Nanjing Co. Ltd., Class A	168,200	216,347
	Bank of Ningbo Co. Ltd., Class A	105,858	334,239
	Bank of Shanghai Co. Ltd., Class A	190,100	191,517
	Bank of Suzhou Co. Ltd., Class A	94,050	97,921
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	9,407
	Baoshan Iron & Steel Co. Ltd., Class A	288,700	276,473
	Baowu Magnesium Technology Co. Ltd., Class A	27,626	70,206
*	Baoye Group Co. Ltd., Class H	98,000	63,822
*	Baozun, Inc., Sponsored ADR	15,148	39,385
*	Baozun, Inc., Class A	21,500	18,374
	Bear Electric Appliance Co. Ltd., Class A	5,300	42,638
	Befar Group Co. Ltd., Class A	63,400	35,027

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co. Ltd., Class A	64,100	$71,428
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,000	24,258
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	10,730	36,885
	Beijing Capital Development Co. Ltd., Class A	84,000	31,956
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	93,127
*	Beijing Capital International Airport Co. Ltd., Class H	846,000	269,203
	Beijing Career International Co. Ltd., Class A	10,400	29,704
	Beijing Certificate Authority Co. Ltd., Class A	5,850	16,733
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	27,818
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	20,112
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,588	37,856
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	21,818
	Beijing Easpring Material Technology Co. Ltd., Class A	13,300	80,988
	Beijing Energy International Holding Co. Ltd.	4,036,000	73,757
	Beijing Enlight Media Co. Ltd., Class A	38,700	49,874
	Beijing Enterprises Water Group Ltd.	2,020,000	509,466
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	51,590
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	30,667
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,899	60,105
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	82,369
	Beijing Jingneng Clean Energy Co. Ltd., Class H	98,000	23,846
*	Beijing Jingyuntong Technology Co. Ltd., Class A	104,200	50,086
	Beijing Kingsoft Office Software, Inc., Class A	1,228	52,012
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	15,101
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	25,330
	Beijing New Building Materials PLC, Class A	29,454	133,006
*	Beijing North Star Co. Ltd., Class H	420,000	35,841
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	10,513
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	45,638
	Beijing Originwater Technology Co. Ltd., Class A	59,567	40,194
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	14,621
	Beijing Roborock Technology Co. Ltd., Class A	1,390	81,208
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	29,103
*	Beijing Shiji Information Technology Co. Ltd., Class A	8,418	8,312
*	Beijing Shougang Co. Ltd., Class A	86,200	37,878
*	Beijing Sinnet Technology Co. Ltd., Class A	52,600	67,643
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	44,799
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	81,800	51,350
	Beijing Strong Biotechnologies, Inc., Class A	18,900	48,340
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	20,468
	Beijing Tiantan Biological Products Corp. Ltd., Class A	13,104	51,890
	Beijing Ultrapower Software Co. Ltd., Class A	38,900	51,660
	Beijing United Information Technology Co. Ltd., Class A	31,118	111,024
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	33,764
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,744	44,567
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	20,492
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	7,400	34,703
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	40,736
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	289,300	202,770
*	Bengang Steel Plates Co. Ltd., Class A	100,200	44,353
	Bestore Co. Ltd., Class A	18,500	38,379
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	19,328
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,405	42,814
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	28,759
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,000	61,687
#*	Bilibili, Inc., Class Z	71,960	913,760

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Binhai Investment Co. Ltd.	280,000	$42,660
	Binjiang Service Group Co. Ltd.	27,500	61,145
	Black Peony Group Co. Ltd., Class A	31,440	20,224
	Bloomage Biotechnology Corp. Ltd., Class A	4,323	36,604
Ω	Blue Moon Group Holdings Ltd.	283,000	79,387
	Blue Sail Medical Co. Ltd., Class A	38,300	29,940
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	24,600	21,951
Ω	BOC Aviation Ltd.	102,200	812,872
	BOC International China Co. Ltd., Class A	24,700	34,906
*	Bohai Leasing Co. Ltd., Class A	212,100	72,848
	Bosideng International Holdings Ltd.	1,702,000	985,232
	Bright Dairy & Food Co. Ltd., Class A	40,669	50,610
	Bright Real Estate Group Co. Ltd., Class A	53,200	14,581
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	36,490
††	Brilliance China Automotive Holdings Ltd.	1,238,000	1,028,017
	B-Soft Co. Ltd., Class A	49,800	29,289
*	BTG Hotels Group Co. Ltd., Class A	29,400	62,072
#*	Burning Rock Biotech Ltd., ADR	20,849	15,743
	BYD Co. Ltd., Class H	143,500	3,933,703
	BYD Electronic International Co. Ltd.	279,000	939,891
	By-health Co. Ltd., Class A	31,200	68,054
	C C Land Holdings Ltd.	726,187	110,067
	C&D International Investment Group Ltd.	302,197	598,627
	C&D Property Management Group Co. Ltd.	140,000	59,026
	C&S Paper Co. Ltd., Class A	39,900	48,893
	Cabbeen Fashion Ltd.	119,000	11,433
	Caitong Securities Co. Ltd., Class A	60,550	63,850
	Camel Group Co. Ltd., Class A	43,600	49,503
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	30,747
	Canmax Technologies Co. Ltd., Class A	32,020	93,130
	Canny Elevator Co. Ltd., Class A	25,500	24,500
	Capital Environment Holdings Ltd.	2,326,000	24,452
	Castech, Inc., Class A	11,300	41,489
*	CCCC Design & Consulting Group Co. Ltd., Class A	31,700	47,306
	CECEP Solar Energy Co. Ltd., Class A	103,345	73,503
	CECEP Wind-Power Corp., Class A	189,500	82,045
	Central China Securities Co. Ltd., Class H	454,000	64,131
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	10,291
	CETC Digital Technology Co. Ltd., Class A	15,600	43,062
	CETC Potevio Science&Technology Co. Ltd., Class A	15,500	53,056
*	CGN Mining Co. Ltd.	475,000	122,440
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	26,764
Ω	CGN Power Co. Ltd., Class H	1,373,000	460,378
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	32,034
	Changjiang Securities Co. Ltd., Class A	52,700	41,143
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	28,500	8,285
	Changzhou Qianhong Biopharma Co. Ltd., Class A	31,500	23,194
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	56,988
*	Chanjet Information Technology Co. Ltd., Class H	10,500	4,574
	Chaoju Eye Care Holdings Ltd.	94,000	45,969
	Chaowei Power Holdings Ltd.	317,000	56,615
	Chaozhou Three-Circle Group Co. Ltd., Class A	19,200	73,706
*	Chen Lin Education Group Holdings Ltd.	208,000	39,965
	Cheng De Lolo Co. Ltd., Class A	45,500	57,726
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	21,658
*	Chengdu CORPRO Technology Co. Ltd., Class A	18,700	42,133
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	38,599
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	31,938
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	25,600	76,531

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	$45,379
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	16,955
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	72,253
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	60,490
*	Chengtun Mining Group Co. Ltd., Class A	110,400	74,429
	Chenguang Biotech Group Co. Ltd., Class A	15,800	20,555
	Chengxin Lithium Group Co. Ltd., Class A	26,200	64,747
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	31,700	77,771
	China Aerospace International Holdings Ltd.	970,000	39,035
	China Aircraft Leasing Group Holdings Ltd.	150,500	65,594
*	China Anchu Energy Storage Group Ltd.	627,000	27,199
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	47,545
	China Baoan Group Co. Ltd., Class A	23,100	33,455
	China Bester Group Telecom Co. Ltd., Class A	4,800	21,506
	China BlueChemical Ltd., Class H	943,143	299,411
*Ω	China Bohai Bank Co. Ltd., Class H	773,000	101,498
	China CAMC Engineering Co. Ltd., Class A	38,800	41,000
	China Chengtong Development Group Ltd.	1,142,000	12,169
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,229,740
	China Communications Services Corp. Ltd., Class H	1,184,800	566,390
*	China Conch Environment Protection Holdings Ltd.	787,000	74,720
#	China Conch Venture Holdings Ltd.	687,000	501,108
	China Construction Bank Corp., Class H	20,356,990	13,170,783
	China CSSC Holdings Ltd., Class A	16,400	82,403
	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	166,219
	China Design Group Co. Ltd., Class A	41,740	56,374
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	307,778
#*††	China Dili Group	968,585	15,329
	China Dongxiang Group Co. Ltd.	1,590,000	77,836
#Ω	China East Education Holdings Ltd.	336,500	101,445
#*	China Eastern Airlines Corp. Ltd., Class H	534,000	137,833
	China Education Group Holdings Ltd.	599,347	338,382
	China Electronics Huada Technology Co. Ltd.	430,000	71,472
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	37,201
	China Energy Engineering Corp. Ltd., Class A	493,027	149,493
	China Energy Engineering Corp. Ltd., Class H	524,000	52,514
	China Everbright Bank Co. Ltd., Class H	853,000	258,421
	China Everbright Environment Group Ltd.	1,126,000	456,579
#Ω	China Everbright Greentech Ltd.	375,000	31,952
	China Everbright Ltd.	458,000	244,214
*	China Express Airlines Co. Ltd., Class A	57,000	51,447
Ω	China Feihe Ltd.	2,559,000	1,399,429
*	China Film Co. Ltd., Class A	32,900	53,905
	China Foods Ltd.	574,000	219,853
	China Galaxy Securities Co. Ltd., Class H	592,000	320,667
	China Gas Holdings Ltd.	1,385,800	1,297,567
	China Glass Holdings Ltd.	386,000	40,402
*	China Gold International Resources Corp. Ltd.	151,600	878,096
	China Great Wall Securities Co. Ltd., Class A	48,400	51,026
	China Greatwall Technology Group Co. Ltd., Class A	15,000	20,115
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	54,612
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	1,411
#	China Harmony Auto Holding Ltd.	428,500	27,736
	China Harzone Industry Corp. Ltd., Class A	39,300	38,659
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	30,017
*	China High Speed Transmission Equipment Group Co. Ltd.	154,000	15,360
	China Huirong Financial Holdings Ltd.	84,000	10,796
††	China Huiyuan Juice Group Ltd.	132,068	5,919
Ω	China International Capital Corp. Ltd., Class H	185,600	223,805

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China International Marine Containers Group Co. Ltd., Class H	496,350	$419,871
	China Jinmao Holdings Group Ltd.	2,782,140	235,751
	China Jushi Co. Ltd., Class A	83,090	136,572
	China Kepei Education Group Ltd.	278,000	52,536
	China Kings Resources Group Co. Ltd., Class A	14,910	68,380
	China Leadshine Technology Co. Ltd., Class A	7,400	20,325
	China Lesso Group Holdings Ltd.	726,000	304,329
	China Life Insurance Co. Ltd., Class H	499,000	657,144
	China Lilang Ltd.	239,000	146,062
*Ω	China Literature Ltd.	156,800	560,098
*	China Longevity Group Co. Ltd.	30,000	986
	China Longyuan Power Group Corp. Ltd., Class H	472,000	330,651
*††	China Maple Leaf Educational Systems Ltd.	256,000	11,995
	China Medical System Holdings Ltd.	823,000	734,815
	China Meheco Co. Ltd., Class A	36,520	55,930
	China Meidong Auto Holdings Ltd.	382,000	123,292
	China Mengniu Dairy Co. Ltd.	852,000	1,764,898
	China Merchants Bank Co. Ltd., Class H	1,055,598	4,571,644
	China Merchants Energy Shipping Co. Ltd., Class A	218,700	257,230
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	48,284
	China Merchants Land Ltd.	652,000	23,610
	China Merchants Port Holdings Co. Ltd.	702,503	927,736
	China Merchants Property Operation & Service Co. Ltd., Class A	44,100	64,961
Ω	China Merchants Securities Co. Ltd., Class H	75,340	62,620
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	50,100	58,366
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	376,499
#	China Modern Dairy Holdings Ltd.	1,303,000	107,657
	China National Accord Medicines Corp. Ltd., Class A	23,700	114,772
	China National Chemical Engineering Co. Ltd., Class A	103,300	98,093
	China National Medicines Corp. Ltd., Class A	18,500	88,651
Ω	China New Higher Education Group Ltd.	557,000	166,115
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	55,800	39,149
	China Nonferrous Mining Corp. Ltd.	761,000	687,905
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	19,510	51,847
*	China Nuclear Energy Technology Corp. Ltd.	418,000	16,770
*	China Oil & Gas Group Ltd.	2,890,000	76,925
	China Oilfield Services Ltd., Class H	754,000	806,256
	China Oriental Group Co. Ltd.	630,000	84,100
	China Overseas Grand Oceans Group Ltd.	1,124,121	241,463
	China Overseas Land & Investment Ltd.	551,500	1,014,138
	China Overseas Property Holdings Ltd.	542,000	329,664
	China Pacific Insurance Group Co. Ltd., Class H	603,600	1,322,534
	China Publishing & Media Co. Ltd., Class A	32,900	33,190
	China Railway Group Ltd., Class H	798,000	393,780
	China Railway Hi-tech Industry Co. Ltd., Class A	62,200	66,924
Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	185,639
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	43,113
*	China Rare Earth Holdings Ltd.	717,200	32,334
	China Reinsurance Group Corp., Class H	2,261,000	160,961
#*††Ω	China Renaissance Holdings Ltd.	136,900	23,800
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	75,204
	China Resources Gas Group Ltd.	360,200	1,132,098
	China Resources Land Ltd.	834,222	2,999,725
	China Resources Microelectronics Ltd., Class A	11,751	59,001
Ω	China Resources Mixc Lifestyle Services Ltd.	154,600	544,155
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	17,481	144,651

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	China Ruyi Holdings Ltd.	1,632,000	$408,771
*	China Sanjiang Fine Chemicals Co. Ltd.	448,000	106,695
	China Science Publishing & Media Ltd., Class A	6,000	19,271
Ω	China Shengmu Organic Milk Ltd.	1,117,000	27,474
	China Shineway Pharmaceutical Group Ltd.	187,000	220,559
*	China Shuifa Singyes Energy Holdings Ltd.	61,000	2,401
*	China Silver Group Ltd.	722,000	27,060
	China South Publishing & Media Group Co. Ltd., Class A	40,600	67,721
#*	China Southern Airlines Co. Ltd., Class H	640,000	231,407
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	49,900	33,812
	China State Construction Development Holdings Ltd.	378,000	118,453
	China State Construction Engineering Corp. Ltd., Class A	568,800	420,130
	China State Construction International Holdings Ltd.	1,012,000	1,067,764
*	China Sunshine Paper Holdings Co. Ltd.	408,000	98,338
	China Suntien Green Energy Corp. Ltd., Class H	647,000	265,193
	China Taiping Insurance Holdings Co. Ltd.	755,012	690,319
	China Testing & Certification International Group Co. Ltd., Class A	24,208	24,924
*	China Tianying, Inc., Class A	94,800	61,127
	China Tourism Group Duty Free Corp. Ltd., Class A	6,844	70,219
#Ω	China Tourism Group Duty Free Corp. Ltd., Class H	14,400	126,809
Ω	China Tower Corp. Ltd., Class H	17,084,000	1,999,842
*	China TransInfo Technology Co. Ltd., Class A	24,900	33,564
	China Travel International Investment Hong Kong Ltd.	1,120,000	179,577
	China Tungsten & Hightech Materials Co. Ltd., Class A	48,750	72,259
#	China Vanke Co. Ltd., Class H	667,338	391,384
*††	China Vered Financial Holding Corp. Ltd.	6,440,000	63,433
	China Water Affairs Group Ltd.	296,000	183,833
	China West Construction Group Co. Ltd., Class A	44,900	36,662
	China World Trade Center Co. Ltd., Class A	12,500	40,117
	China Yangtze Power Co. Ltd., Class A	164,353	584,733
	China Yongda Automobiles Services Holdings Ltd.	630,000	170,717
Ω	China Youran Dairy Group Ltd.	287,000	43,758
#*Ω	China Yuhua Education Corp. Ltd.	1,168,000	100,944
#*	China ZhengTong Auto Services Holdings Ltd.	351,000	11,251
	China Zhenhua Group Science & Technology Co. Ltd., Class A	11,700	75,208
	China Zheshang Bank Co. Ltd., Class H	735,899	212,205
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	12,013
††	China Zhongwang Holdings Ltd.	944,318	38,025
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	17,662
	Chinasoft International Ltd.	1,120,000	673,485
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	21,900	44,279
	Chongqing Changan Automobile Co. Ltd., Class A	75,812	153,324
	Chongqing Department Store Co. Ltd., Class A	21,300	76,405
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	55,232	103,985
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	25,950	50,815
	Chongqing Gas Group Corp. Ltd., Class A	57,800	47,724
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	49,077
	Chongqing Rural Commercial Bank Co. Ltd., Class H	638,000	273,085
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	52,200	58,790
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,140	20,375
	Chongqing Zhifei Biological Products Co. Ltd., Class A	35,800	172,903
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	57,600	92,830
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	34,500
	Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	66,392
	CIMC Enric Holdings Ltd.	396,000	391,791
Ω	CIMC Vehicles Group Co. Ltd., Class H	78,000	73,519
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	30,865

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co. Ltd., Class H	298,600	$475,405
*	Citychamp Watch & Jewellery Group Ltd.	560,000	74,306
#*	ClouDr Group Ltd.	40,900	15,661
#*	CMGE Technology Group Ltd.	962,000	163,393
	CMOC Group Ltd., Class H	420,000	394,048
	CMST Development Co. Ltd., Class A	84,200	60,112
*	CNFinance Holdings Ltd., ADR	23,410	43,309
	CNGR Advanced Material Co. Ltd., Class A	6,500	46,899
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,635	44,239
	CNOOC Energy Technology & Services Ltd., Class A	217,600	122,059
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	79,470	85,224
	COFCO Biotechnology Co. Ltd., Class A	73,600	63,913
#*	COFCO Joycome Foods Ltd.	1,369,000	310,577
	COFCO Sugar Holding Co. Ltd., Class A	31,800	43,952
#	Comba Telecom Systems Holdings Ltd.	942,000	71,597
	Concord New Energy Group Ltd.	4,474,648	347,365
	Consun Pharmaceutical Group Ltd.	217,000	161,817
	Contec Medical Systems Co. Ltd., Class A	9,800	21,792
	Contemporary Amperex Technology Co. Ltd., Class A	69,870	1,954,167
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	33,012
	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	189,601
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	488,000	572,308
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,535,651
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	66,096
#	COSCO SHIPPING Ports Ltd.	692,510	424,965
	CPMC Holdings Ltd.	446,000	380,461
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	62,381
#*	Crazy Sports Group Ltd.	1,774,000	19,510
	CRRC Corp. Ltd., Class H	658,000	363,211
Ω	CSC Financial Co. Ltd., Class H	127,000	96,918
	CSG Holding Co. Ltd., Class A	83,834	64,831
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	11,040	52,226
	CSPC Pharmaceutical Group Ltd.	3,464,640	2,844,926
	CSSC Hong Kong Shipping Co. Ltd.	768,000	135,979
	CSSC Science & Technology Co. Ltd., Class A	14,700	32,218
*Ω	CStone Pharmaceuticals	87,500	9,729
	CTS International Logistics Corp. Ltd., Class A	55,500	50,862
*	CWT International Ltd.	960,000	5,522
*	Da Ming International Holdings Ltd.	30,000	4,025
	Daan Gene Co. Ltd., Class A	69,120	66,519
	Dalian Bio-Chem Co. Ltd., Class A	5,460	10,957
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	56,523
	Dalipal Holdings Ltd.	158,000	100,841
	Daqin Railway Co. Ltd., Class A	189,188	180,710
	Dashang Co. Ltd., Class A	20,900	58,926
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	84,267
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	57,850
	Dazhong Transportation Group Co. Ltd., Class A	39,100	15,025
	Dazzle Fashion Co. Ltd., Class A	9,112	15,957
	DBG Technology Co. Ltd., Class A	9,700	30,015
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	55,379
*	Deppon Logistics Co. Ltd., Class A	31,400	71,882
	DHC Software Co. Ltd., Class A	39,800	29,959
	Dian Diagnostics Group Co. Ltd., Class A	26,054	50,590
	Digital China Group Co. Ltd., Class A	20,200	85,259
	Digital China Holdings Ltd.	307,250	112,157
	Digital China Information Service Group Co. Ltd., Class A	38,600	71,858
*	Dingdang Health Technology Group Ltd.	194,500	29,750
	Do-Fluoride New Materials Co. Ltd., Class A	25,180	47,904

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	$70,060
	Dongfang Electric Corp. Ltd., Class H	58,000	78,679
	Dongfang Electronics Co. Ltd., Class A	49,300	71,517
	Dongfeng Motor Group Co. Ltd., Class H	1,190,000	431,545
	Dongguan Aohai Technology Co. Ltd., Class A	11,400	52,442
	Dongguan Development Holdings Co. Ltd., Class A	31,100	43,300
	Dongxing Securities Co. Ltd., Class A	43,400	52,651
	Dongyue Group Ltd.	976,000	860,595
*	DouYu International Holdings Ltd.	6,527	56,000
	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	84,435
	East Group Co. Ltd., Class A	76,800	58,843
	East Money Information Co. Ltd., Class A	94,283	169,118
	Ecovacs Robotics Co. Ltd., Class A	10,100	68,854
	Edan Instruments, Inc., Class A	25,900	35,692
	Edifier Technology Co. Ltd., Class A	29,300	51,535
	Edvantage Group Holdings Ltd.	226,549	71,016
	EEKA Fashion Holdings Ltd.	139,000	230,797
	Electric Connector Technology Co. Ltd., Class A	6,300	36,968
	Elion Energy Co. Ltd., Class A	106,600	30,177
	ENN Energy Holdings Ltd.	154,600	1,317,252
	Eoptolink Technology, Inc. Ltd., Class A	4,280	50,201
	Era Co. Ltd., Class A	69,500	44,170
	Essex Bio-technology Ltd.	144,000	42,180
	Eternal Asia Supply Chain Management Ltd., Class A	81,800	40,693
	EVA Precision Industrial Holdings Ltd.	672,000	67,470
	Eve Energy Co. Ltd., Class A	15,115	77,085
	Ever Sunshine Services Group Ltd.	346,000	72,676
Ω	Everbright Securities Co. Ltd., Class H	61,600	43,195
#*Ω	Everest Medicines Ltd.	82,000	254,641
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	12,438
*	Fangda Carbon New Material Co. Ltd., Class A	73,149	51,102
*	Fangda Special Steel Technology Co. Ltd., Class A	93,196	53,448
*	Fanhua, Inc., Sponsored ADR	14,674	46,957
*	FAW Jiefang Group Co. Ltd., Class A	34,900	43,207
	FAWER Automotive Parts Co. Ltd., Class A	73,300	57,860
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	34,857
	Fibocom Wireless, Inc., Class A	20,580	48,950
*	FIH Mobile Ltd.	1,386,000	154,297
	Financial Street Holdings Co. Ltd., Class A	86,800	36,919
	FinVolution Group, ADR	79,604	379,711
	First Capital Securities Co. Ltd., Class A	71,200	56,245
	First Tractor Co. Ltd., Class H	126,000	130,482
	Flat Glass Group Co. Ltd., Class H	109,000	262,556
	Focus Media Information Technology Co. Ltd., Class A	180,800	161,831
	Foryou Corp., Class A	7,004	30,050
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	26,111	141,017
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	13,657
*	Founder Holdings Ltd.	390,000	29,796
	Founder Securities Co. Ltd., Class A	44,600	55,105
	Foxconn Industrial Internet Co. Ltd., Class A	152,800	504,857
	FriendTimes, Inc.	160,000	16,992
	Fu Shou Yuan International Group Ltd.	837,000	566,634
	Fufeng Group Ltd.	1,005,000	733,300
*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Boss Software Development Co. Ltd., Class A	16,899	30,153
	Fujian Longking Co. Ltd., Class A	30,100	57,086
	Fujian Star-net Communication Co. Ltd., Class A	23,700	49,833
	Fujian Sunner Development Co. Ltd., Class A	30,500	65,805
*	Fullshare Holdings Ltd.	119,349	6,744

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Funshine Culture Group Co. Ltd., Class A	3,800	$18,820
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	133,600	799,871
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,700	53,078
Ω	Ganfeng Lithium Group Co. Ltd., Class H	100,360	294,304
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	42,765
	Gaona Aero Material Co. Ltd., Class A	18,220	44,613
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	51,093
	GCL Energy Technology Co. Ltd., Class A	47,600	62,060
#*	GDS Holdings Ltd., ADR	10,252	83,656
*	GDS Holdings Ltd., Class A	351,700	357,256
	Geely Automobile Holdings Ltd.	1,719,000	2,068,917
	GEM Co. Ltd., Class A	55,100	52,816
	Gemdale Corp., Class A	78,800	43,120
#	Gemdale Properties & Investment Corp. Ltd.	3,508,000	124,812
*	Genimous Technology Co. Ltd., Class A	48,000	43,937
*	Genscript Biotech Corp.	54,000	80,351
	Geovis Technology Co. Ltd., Class A	2,562	19,030
	Getein Biotech, Inc., Class A	15,288	19,808
	GF Securities Co. Ltd., Class H	168,200	167,568
*Ω	Giant Biogene Holding Co. Ltd.	107,000	651,922
	Giant Network Group Co. Ltd., Class A	29,100	47,040
	GigaDevice Semiconductor, Inc., Class A	4,360	47,029
	Ginlong Technologies Co. Ltd., Class A	7,000	51,540
	Glarun Technology Co. Ltd., Class A	16,000	31,517
	GoerTek, Inc., Class A	18,200	39,519
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	9,734
	GoldenHome Living Co. Ltd., Class A	3,500	10,536
	Goldenmax International Group Ltd., Class A	25,200	23,933
	Goldlion Holdings Ltd.	159,152	20,658
	Goldpac Group Ltd.	138,000	25,396
	Goldwind Science & Technology Co. Ltd., Class H	329,858	131,895
#*	GOME Retail Holdings Ltd.	3,510,940	14,761
	Goneo Group Co. Ltd., Class A	2,800	46,114
*	Goodbaby International Holdings Ltd.	381,000	33,431
	GoodWe Technologies Co. Ltd., Class A	3,194	40,843
*	Gotion High-tech Co. Ltd., Class A	21,700	56,010
	Grandblue Environment Co. Ltd., Class A	18,190	46,210
*	Grandjoy Holdings Group Co. Ltd., Class A	108,200	39,377
	Great Wall Motor Co. Ltd., Class H	348,000	525,877
*	Greatview Aseptic Packaging Co. Ltd.	486,000	131,251
	Gree Electric Appliances, Inc. of Zhuhai, Class A	41,700	241,912
*	Gree Real Estate Co. Ltd., Class A	51,000	40,990
#	Greentown China Holdings Ltd.	542,000	475,235
Ω	Greentown Management Holdings Co. Ltd.	289,000	247,033
	Greentown Service Group Co. Ltd.	700,000	318,026
	GRG Banking Equipment Co. Ltd., Class A	32,700	53,586
	GRG Metrology & Test Group Co. Ltd., Class A	18,900	38,079
	Grinm Advanced Materials Co. Ltd., Class A	14,500	19,191
	Guangdong Advertising Group Co. Ltd., Class A	59,500	43,365
	Guangdong Aofei Data Technology Co. Ltd., Class A	40,799	66,860
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	36,700	29,213
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	55,100	48,062
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	26,335
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	26,147
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	33,120
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	24,891
	Guangdong Haid Group Co. Ltd., Class A	27,000	185,775
	Guangdong Hongda Holdings Group Co. Ltd., Class A	17,900	52,516

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Hybribio Biotech Co. Ltd., Class A	38,175	$32,900
	Guangdong Investment Ltd.	854,000	446,100
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,100	32,390
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	99,810
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	7,986
	Guangdong South New Media Co. Ltd., Class A	8,000	41,570
	Guangdong Topstar Technology Co. Ltd., Class A	20,000	37,286
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	38,600	88,252
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	27,564
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,000	43,827
*	Guangshen Railway Co. Ltd., Class H	655,500	177,950
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	50,675
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	36,432
	Guangxi Wuzhou Communications Co. Ltd., Class A	41,250	25,321
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	48,285
	Guangzhou Automobile Group Co. Ltd., Class H	670,836	277,139
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	55,042
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	17,200	56,686
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	20,709
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	40,516
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	38,567
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	45,930
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	36,834
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	40,660	117,451
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	57,105
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	30,064
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	11,600	22,863
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	25,000	22,302
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	23,000	23,454
	Guizhou Zhenhua E-chem, Inc., Class A	19,943	35,597
#*	Guolian Securities Co. Ltd., Class H	110,500	51,106
	Guomai Technologies, Inc., Class A	25,900	24,858
	Guosen Securities Co. Ltd., Class A	47,012	58,125
*	Guosheng Financial Holding, Inc., Class A	30,030	49,160
Ω	Guotai Junan Securities Co. Ltd., Class H	78,800	83,768
	Guoyuan Securities Co. Ltd., Class A	50,550	47,430
	H World Group Ltd.	339,800	1,264,284
Ω	Haidilao International Holding Ltd.	339,000	764,854
	Haier Smart Home Co. Ltd., Class A	40,200	167,236
	Haier Smart Home Co. Ltd., Class H	621,799	2,303,158
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	19,047
*	Hainan Airlines Holding Co. Ltd., Class A	197,400	37,236
	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	32,576
	Hainan Haide Capital Management Co. Ltd., Class A	42,700	58,001
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	100,307
	Hainan Poly Pharm Co. Ltd., Class A	17,000	29,036
	Hainan Strait Shipping Co. Ltd., Class A	87,900	78,041
	Haitian International Holdings Ltd.	305,000	993,338
	Haitong Securities Co. Ltd., Class H	454,000	216,840
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	67,382
	Hand Enterprise Solutions Co. Ltd., Class A	36,700	33,449
	Hang Zhou Great Star Industrial Co. Ltd., Class A	15,700	54,711
	Hangcha Group Co. Ltd., Class A	22,772	94,025
	Hangjin Technology Co. Ltd., Class A	5,000	19,187
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	36,688
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	37,931
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	14,052
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	14,738
	Hangzhou First Applied Material Co. Ltd., Class A	18,266	68,297

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	$32,824
	Hangzhou Lion Microelectronics Co. Ltd., Class A	16,244	49,267
	Hangzhou Onechance Tech Corp., Class A	12,300	30,273
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	13,900	52,287
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	57,657
	Hangzhou Silan Microelectronics Co. Ltd., Class A	15,500	40,837
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	14,075
#Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	43,300	191,208
	Han’s Laser Technology Industry Group Co. Ltd., Class A	25,800	74,943
Ω	Hansoh Pharmaceutical Group Co. Ltd.	174,000	384,487
	Haohua Chemical Science & Technology Co. Ltd., Class A	10,800	46,235
*Ω	Harbin Bank Co. Ltd., Class H	873,000	33,909
	Harbin Boshi Automation Co. Ltd., Class A	25,561	54,027
*	Harbin Pharmaceutical Group Co. Ltd., Class A	52,100	22,279
	HBIS Resources Co. Ltd., Class A	28,400	70,860
	Health & Happiness H&H International Holdings Ltd.	139,500	181,359
*	Healthcare Co. Ltd., Class A	15,400	17,798
*	Hebei Construction Group Corp. Ltd., Class H	180,000	11,939
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,400	12,392
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	43,619
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	17,796
	Heilongjiang Agriculture Co. Ltd., Class A	42,300	76,322
	Hello Group, Inc., Sponsored ADR	103,988	606,250
	Henan Liliang Diamond Co. Ltd., Class A	12,100	56,285
	Henan Lingrui Pharmaceutical Co., Class A	26,474	92,911
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	69,401
	Henan Pinggao Electric Co. Ltd., Class A	27,800	56,891
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	139,654
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	34,565
*	Henan Yicheng New Energy Co. Ltd., Class A	84,700	47,662
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	36,306
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	30,728
	Hengan International Group Co. Ltd.	361,000	1,211,939
*	Hengdeli Holdings Ltd.	911,200	17,714
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	47,700	94,565
*	Hengli Petrochemical Co. Ltd., Class A	55,200	117,849
	Hengtong Optic-electric Co. Ltd., Class A	35,000	68,135
*	Hengyi Petrochemical Co. Ltd., Class A	47,720	49,283
	Hesteel Co. Ltd., Class A	300,600	90,694
	Hexing Electrical Co. Ltd., Class A	10,300	64,869
*	Hezong Sience&Technology Co. Ltd., Class A	28,000	11,215
*	Hi Sun Technology China Ltd.	1,011,000	67,070
	Hisense Home Appliances Group Co. Ltd., Class H	157,000	656,692
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,388	56,188
	HLA Group Corp. Ltd., Class A	82,300	103,350
	Homeland Interactive Technology Ltd.	136,000	36,245
	Hongfa Technology Co. Ltd., Class A	8,500	33,426
*	Honghua Group Ltd.	1,396,000	15,488
*	Hongli Zhihui Group Co. Ltd., Class A	29,100	24,787
*	Hopson Development Holdings Ltd.	663,062	315,090
	Hoyuan Green Energy Co. Ltd., Class A	22,690	68,735
#*Ω	Hua Hong Semiconductor Ltd.	301,000	593,181
	Huaan Securities Co. Ltd., Class A	23,080	15,365
	Huadong Medicine Co. Ltd., Class A	23,900	108,562
*	Huafa Property Services Group Co. Ltd.	580,000	13,644
	Huafon Chemical Co. Ltd., Class A	64,300	72,099
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	57,300	31,606
*	Huafu Fashion Co. Ltd., Class A	77,300	50,766
	Huagong Tech Co. Ltd., Class A	10,800	49,416

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hualan Biological Engineering, Inc., Class A	12,600	$33,824
#*	Huanxi Media Group Ltd.	380,000	27,509
	Huapont Life Sciences Co. Ltd., Class A	86,950	55,660
Ω	Huatai Securities Co. Ltd., Class H	194,200	229,665
	Huaxi Securities Co. Ltd., Class A	48,200	49,093
	Huaxia Bank Co. Ltd., Class A	176,536	163,381
	Huayu Automotive Systems Co. Ltd., Class A	70,100	159,157
#	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	46,641
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	143,000	46,822
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,250	45,401
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	150,287
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	41,300	122,291
	Huishang Bank Corp. Ltd., Class H	123,900	37,702
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,300	74,263
	Hunan Aihua Group Co. Ltd., Class A	14,000	28,552
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	35,264
	Hunan Gold Corp. Ltd., Class A	31,100	66,474
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	73,700	59,257
	Hunan Valin Steel Co. Ltd., Class A	148,900	107,134
	Hunan Zhongke Electric Co. Ltd., Class A	24,000	32,345
	Hundsun Technologies, Inc., Class A	19,400	54,806
*	HUYA, Inc., ADR	39,605	177,826
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	142,400	587,746
*	Hytera Communications Corp. Ltd., Class A	61,000	35,698
*	HyUnion Holding Co. Ltd., Class A	44,700	35,013
#*Ω	iDreamSky Technology Holdings Ltd.	348,800	129,050
	IEIT Systems Co. Ltd., Class A	11,700	65,244
	Iflytek Co. Ltd., Class A	2,700	16,691
	IKD Co. Ltd., Class A	18,500	49,097
#*	I-Mab, Sponsored ADR	18,909	33,469
Ω	IMAX China Holding, Inc.	66,100	59,447
	Imeik Technology Development Co. Ltd., Class A	3,780	111,810
	Industrial & Commercial Bank of China Ltd., Class H	7,829,017	4,198,138
	Industrial Bank Co. Ltd., Class A	283,145	657,648
	Industrial Securities Co. Ltd., Class A	115,760	88,935
	Infore Environment Technology Group Co. Ltd., Class A	108,400	76,601
#Ω	Ingdan, Inc.	313,000	42,405
	Ingenic Semiconductor Co. Ltd., Class A	2,200	19,162
*	Inkeverse Group Ltd.	276,000	29,034
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	76,165
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	51,300	90,834
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	82,500	325,106
#*Ω	InnoCare Pharma Ltd.	228,000	134,051
*Ω	Innovent Biologics, Inc.	58,000	280,776
	Innuovo Technology Co. Ltd., Class A	26,600	22,741
	Inspur Digital Enterprise Technology Ltd.	216,000	106,671
	Intco Medical Technology Co. Ltd., Class A	20,880	79,391
	Intron Technology Holdings Ltd.	238,000	57,324
*	iQIYI, Inc., ADR	171,721	832,847
	IReader Technology Co. Ltd., Class A	10,100	32,397
	IVD Medical Holding Ltd.	205,000	52,673
	JA Solar Technology Co. Ltd., Class A	69,401	136,097
	Jade Bird Fire Co. Ltd., Class A	27,950	55,997
	Jafron Biomedical Co. Ltd., Class A	11,000	41,769
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	91,464
	JCET Group Co. Ltd., Class A	34,800	122,683
*Ω	JD Health International, Inc.	174,500	595,189
*Ω	JD Logistics, Inc.	466,900	505,337
	JD.com, Inc., Class A	295,147	4,252,587

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jenkem Technology Co. Ltd., Class A	1,328	$14,663
	Jiajiayue Group Co. Ltd., Class A	29,000	42,473
	Jiangling Motors Corp. Ltd., Class A	21,700	77,977
	Jiangsu Azure Corp., Class A	39,600	45,841
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	60,700	66,614
*	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	10,700	14,958
	Jiangsu Cnano Technology Co. Ltd., Class A	9,258	37,416
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	24,600	35,270
	Jiangsu Eastern Shenghong Co. Ltd., Class A	48,400	66,140
	Jiangsu Expressway Co. Ltd., Class H	302,000	296,176
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	37,262
	Jiangsu Guotai International Group Co. Ltd., Class A	79,300	82,750
	Jiangsu Guoxin Corp. Ltd., Class A	27,300	31,050
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	7,700	51,630
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,826	69,171
*	Jiangsu Hoperun Software Co. Ltd., Class A	5,700	17,711
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	30,110
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	25,242
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	119,800	64,983
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	18,300	42,145
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	66,545
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	15,014	45,234
	Jiangsu Linyang Energy Co. Ltd., Class A	81,100	73,890
*	Jiangsu Lopal Tech Co. Ltd., Class A	12,500	16,681
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,200	35,799
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,200	66,916
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	67,890
	Jiangsu Shagang Co. Ltd., Class A	72,500	40,058
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	44,113
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	10,500	13,047
	Jiangsu Sopo Chemical Co., Class A	27,700	26,016
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	38,104
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,040	97,988
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	37,825
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,800	94,917
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	51,986
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	105,974
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	59,174
	Jiangxi Bank Co. Ltd., Class H	294,500	28,534
	Jiangxi Copper Co. Ltd., Class H	260,000	529,524
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	11,200	17,438
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	75,768
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	42,970
	Jiayou International Logistics Co. Ltd., Class A	14,333	50,336
*	Jilin Chemical Fibre, Class A	59,600	29,956
#	Jinchuan Group International Resources Co. Ltd.	1,052,000	102,755
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	84,789
	Jingjin Equipment, Inc., Class A	20,420	65,326
*	Jinke Smart Services Group Co. Ltd., Class H	11,800	13,660
#	JinkoSolar Holding Co. Ltd., ADR	18,225	439,587
	Jinlei Technology Co. Ltd., Class A	9,500	24,629
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	91,400	31,501
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	24,923
Ω	Jiumaojiu International Holdings Ltd.	566,000	355,481
	Jiuzhitang Co. Ltd., Class A	24,800	26,825
	JL Mag Rare-Earth Co. Ltd., Class A	8,920	18,284
	JL Mag Rare-Earth Co. Ltd., Class H	25,400	22,057
	JNBY Design Ltd.	94,000	171,152
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	77,733

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Joinn Laboratories China Co. Ltd., Class A	21,608	$48,692
	Jointown Pharmaceutical Group Co. Ltd., Class A	108,342	122,583
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	40,663
	Joy City Property Ltd.	2,264,000	64,121
	Joyoung Co. Ltd., Class A	28,300	45,166
Ω	JS Global Lifestyle Co. Ltd.	686,000	132,284
	JSTI Group, Class A	36,800	42,946
	Ju Teng International Holdings Ltd.	412,000	54,329
	Juewei Food Co. Ltd., Class A	20,500	57,284
*	Juneyao Airlines Co. Ltd., Class A	42,100	71,374
*	Jutal Offshore Oil Services Ltd.	216,000	19,355
#*Ω	JW Cayman Therapeutics Co. Ltd.	68,000	15,459
*	JY Grandmark Holdings Ltd.	13,000	1,333
	Kaishan Group Co. Ltd., Class A	24,500	43,745
*Ω	Kangda International Environmental Co. Ltd.	250,000	7,402
	Kangji Medical Holdings Ltd.	125,500	115,476
	KBC Corp. Ltd., Class A	2,973	15,333
	Keboda Technology Co. Ltd., Class A	4,100	40,851
*	Keeson Technology Corp. Ltd., Class A	9,984	16,557
	Kehua Data Co. Ltd., Class A	17,500	63,780
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	25,172
*	Kidswant Children Products Co. Ltd., Class A	44,000	39,125
	Kingboard Holdings Ltd.	330,900	727,243
	Kingboard Laminates Holdings Ltd.	474,473	406,446
	KingClean Electric Co. Ltd., Class A	13,020	47,279
*	Kingdee International Software Group Co. Ltd.	43,000	45,366
	Kingfa Sci & Tech Co. Ltd., Class A	22,500	23,120
*	Kingsoft Cloud Holdings Ltd.	106,000	22,126
	Kingsoft Corp. Ltd.	340,600	1,106,603
*	Ko Yo Chemical Group Ltd.	2,964,000	27,545
	Konfoong Materials International Co. Ltd., Class A	6,500	42,879
*	Kong Sun Holdings Ltd.	650,000	1,544
*	Konka Group Co. Ltd., Class A	48,100	20,315
	KPC Pharmaceuticals, Inc., Class A	13,400	41,987
*Ω	Kuaishou Technology	56,900	398,909
*	Kuang-Chi Technologies Co. Ltd., Class A	15,700	42,298
	Kunlun Energy Co. Ltd.	1,600,000	1,551,006
*	Kunlun Tech Co. Ltd., Class A	6,700	36,570
	Kunshan Dongwei Technology Co. Ltd., Class A	2,852	13,165
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	10,800	36,478
*	KWG Group Holdings Ltd.	660,830	29,609
*	Lakala Payment Co. Ltd., Class A	25,500	50,684
*	Lancy Co. Ltd., Class A	6,700	16,123
	Lao Feng Xiang Co. Ltd., Class A	12,900	137,255
	Laobaixing Pharmacy Chain JSC, Class A	19,012	87,708
	Launch Tech Co. Ltd., Class H	30,500	10,729
	LB Group Co. Ltd., Class A	49,500	143,102
	Lee & Man Paper Manufacturing Ltd.	764,000	229,960
	Lee’s Pharmaceutical Holdings Ltd.	163,500	23,103
Ω	Legend Holdings Corp., Class H	374,100	264,226
	Lenovo Group Ltd.	2,788,000	3,135,830
	Lens Technology Co. Ltd., Class A	87,600	172,189
*	Leo Group Co. Ltd., Class A	248,700	68,352
	Leoch International Technology Ltd.	111,000	18,054
	Lepu Medical Technology Beijing Co. Ltd., Class A	27,607	56,182
	Levima Advanced Materials Corp., Class A	14,200	33,433
	LexinFintech Holdings Ltd., ADR	47,187	79,274
	Leyard Optoelectronic Co. Ltd., Class A	46,400	31,941
*	Li Auto, Inc., ADR	1,730	45,464

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Li Auto, Inc., Class A	55,100	$721,914
	Li Ning Co. Ltd.	788,500	2,064,188
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	34,634
*	Liao Ning Oxiranchem, Inc., Class A	23,500	17,045
	Liaoning Cheng Da Co. Ltd., Class A	21,500	30,684
	Liaoning Port Co. Ltd., Class H	580,000	45,730
*	Lier Chemical Co. Ltd., Class A	43,792	57,695
#*	Lifetech Scientific Corp.	1,196,000	262,289
*	Lingbao Gold Group Co. Ltd., Class H	112,000	41,945
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	9,422
	Lingyi iTech Guangdong Co., Class A	127,100	90,889
#Ω	Linklogis, Inc., Class B	330,000	71,964
*	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	28,765
	Livzon Pharmaceutical Group, Inc., Class H	77,771	266,354
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	22,600	61,339
	LK Technology Holdings Ltd.	287,000	116,272
	Loncin Motor Co. Ltd., Class A	64,300	57,464
Ω	Longfor Group Holdings Ltd.	774,500	1,147,146
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	17,338
	LONGi Green Energy Technology Co. Ltd., Class A	116,200	290,958
	Longshine Technology Group Co. Ltd., Class A	29,300	40,205
	Lonking Holdings Ltd.	1,008,000	185,226
	Luenmei Quantum Co. Ltd., Class A	96,100	78,068
	Luolai Lifestyle Technology Co. Ltd., Class A	28,400	35,253
	Luoniushan Co. Ltd., Class A	54,300	36,967
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	18,552
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	23,963
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	39,700	43,146
	Luxi Chemical Group Co. Ltd., Class A	64,000	102,145
	Luxshare Precision Industry Co. Ltd., Class A	95,318	382,061
#*Ω	Luye Pharma Group Ltd.	858,500	302,499
*	Maanshan Iron & Steel Co. Ltd., Class H	696,000	101,801
	Maccura Biotechnology Co. Ltd., Class A	28,400	51,367
	Mango Excellent Media Co. Ltd., Class A	41,800	134,577
*Ω	Maoyan Entertainment	146,000	180,510
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	55,524
Ω	Medlive Technology Co. Ltd.	42,500	44,647
#Ω	Meitu, Inc.	332,000	136,227
*Ω	Meituan, Class B	232,860	3,179,593
	Metallurgical Corp. of China Ltd., Class H	588,000	114,462
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	16,793
*	Microport Scientific Corp.	255,100	202,880
Ω	Midea Real Estate Holding Ltd.	173,600	96,887
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,200	54,304
	Min Xin Holdings Ltd.	66,000	21,460
	Ming Yang Smart Energy Group Ltd., Class A	46,978	63,268
#*	Ming Yuan Cloud Group Holdings Ltd.	362,000	112,760
*	Mingfa Group International Co. Ltd.	374,000	10,479
	MINISO Group Holding Ltd.	121,400	684,823
*	Minmetals Land Ltd.	687,644	30,772
	Minth Group Ltd.	446,000	760,254
	MLS Co. Ltd., Class A	70,500	81,402
*	MMG Ltd.	2,134,000	967,607
*Ω	Mobvista, Inc.	182,000	62,451
	Monalisa Group Co. Ltd., Class A	20,500	29,299
*	Morimatsu International Holdings Co. Ltd.	115,000	72,775
*Ω	Mulsanne Group Holding Ltd.	40,000	5,783
	Muyuan Foods Co. Ltd., Class A	107,154	644,301
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	1,689

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	MYS Group Co. Ltd., Class A	75,800	$33,554
*	NanJi E-Commerce Co. Ltd., Class A	73,286	30,978
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	41,269
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	165,522
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	26,191	49,425
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	6,713
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	35,630
	Nantong Jianghai Capacitor Co. Ltd., Class A	26,300	55,253
	NARI Technology Co. Ltd., Class A	78,868	255,075
*	National Silicon Industry Group Co. Ltd., Class A	10,831	19,766
	NAURA Technology Group Co. Ltd., Class A	2,700	118,226
*	NavInfo Co. Ltd., Class A	41,100	42,147
	NetDragon Websoft Holdings Ltd.	168,500	236,031
	NetEase, Inc., ADR	8,838	826,088
	NetEase, Inc.	153,100	2,869,802
	New China Life Insurance Co. Ltd., Class H	284,600	545,794
	New Hope Dairy Co. Ltd., Class A	22,900	31,471
*	New Hope Liuhe Co. Ltd., Class A	35,900	44,135
*	Newborn Town, Inc.	140,000	60,446
	Newland Digital Technology Co. Ltd., Class A	12,400	28,976
	Nexteer Automotive Group Ltd.	546,000	287,800
*	Nine Dragons Paper Holdings Ltd.	858,000	379,071
	Ninestar Corp., Class A	15,891	55,285
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	16,645
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	42,515
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	70,954
	Ningbo Joyson Electronic Corp., Class A	35,893	86,750
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,400	75,380
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	18,526	77,838
	Ningbo Shanshan Co. Ltd., Class A	15,400	25,106
	Ningbo Tuopu Group Co. Ltd., Class A	6,800	58,511
	Ningbo Xusheng Group Co. Ltd., Class A	30,508	57,596
	Ningbo Yunsheng Co. Ltd., Class A	21,900	18,143
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	31,607
*	NIO, Inc., Class A	82,330	388,971
*	Niu Technologies, Sponsored ADR	20,055	45,525
	Noah Holdings Ltd., Sponsored ADR	5,978	75,143
Ω	Nongfu Spring Co. Ltd., Class H	239,800	1,408,806
	Norinco International Cooperation Ltd., Class A	37,780	62,891
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	41,799
	Northeast Securities Co. Ltd., Class A	32,000	30,338
	Northking Information Technology Co. Ltd., Class A	12,152	28,621
	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	17,261
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	20,100	15,574
*Ω	Ocumension Therapeutics	100,500	91,436
*	Offcn Education Technology Co. Ltd., Class A	141,700	51,730
	Offshore Oil Engineering Co. Ltd., Class A	103,100	90,347
	Olympic Circuit Technology Co. Ltd., Class A	22,300	55,303
	Oppein Home Group, Inc., Class A	9,163	78,680
	Opple Lighting Co. Ltd., Class A	13,901	34,804
	ORG Technology Co. Ltd., Class A	109,700	70,624
*	Orient Group, Inc., Class A	151,400	30,902
	Orient Overseas International Ltd.	51,000	743,836
Ω	Orient Securities Co. Ltd., Class H	178,800	74,014
*	Oriental Energy Co. Ltd., Class A	42,700	53,872
	Oriental Pearl Group Co. Ltd., Class A	55,600	52,842
	Ovctek China, Inc., Class A	19,345	50,139
	Pacific Online Ltd.	173,000	9,296
*	Pacific Securities Co. Ltd., Class A	125,700	60,604

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,600	$38,826
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	44,092
	PAX Global Technology Ltd.	414,000	346,384
*	PCI Technology Group Co. Ltd., Class A	71,280	44,176
*	PDD Holdings, Inc., ADR	73,431	9,192,093
#*Ω	Peijia Medical Ltd.	157,000	73,455
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	35,011
	People.cn Co. Ltd., Class A	4,600	15,675
	People’s Insurance Co. Group of China Ltd. , Class H	1,229,000	403,388
	Perfect World Co. Ltd., Class A	35,800	49,288
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	25,958
	PhiChem Corp., Class A	22,700	37,104
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	2,109,046
	Ping An Bank Co. Ltd., Class A	329,500	489,721
*Ω	Ping An Healthcare & Technology Co. Ltd.	250,800	354,593
	Ping An Insurance Group Co. of China Ltd., Class H	1,655,500	7,502,858
	PNC Process Systems Co. Ltd., Class A	14,520	49,677
*	Polaris Bay Group Co. Ltd., Class A	19,400	19,946
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	106,373
	Poly Property Group Co. Ltd.	1,052,860	192,136
	Poly Property Services Co. Ltd., Class H	80,800	328,253
	Pony Testing International Group Co. Ltd., Class A	17,770	23,351
Ω	Pop Mart International Group Ltd.	152,600	653,041
Ω	Postal Savings Bank of China Co. Ltd., Class H	2,017,000	1,045,114
	Pou Sheng International Holdings Ltd.	1,282,687	107,840
	Power Construction Corp. of China Ltd., Class A	246,300	172,332
	Prinx Chengshan Holdings Ltd.	89,500	82,931
#*	Productive Technologies Co. Ltd.	390,000	16,134
	PW Medtech Group Ltd.	317,000	37,464
	Pylon Technologies Co. Ltd., Class A	1,427	15,587
*	Q Technology Group Co. Ltd.	263,000	108,250
	Qianhe Condiment & Food Co. Ltd., Class A	26,348	56,121
	Qifu Technology, Inc., ADR	67,423	1,233,167
	Qingdao East Steel Tower Stock Co. Ltd., Class A	45,500	47,822
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	33,555
	Qingdao Gon Technology Co. Ltd., Class A	16,100	51,137
	Qingdao Haier Biomedical Co. Ltd., Class A	11,561	59,301
	Qingdao Hanhe Cable Co. Ltd., Class A	120,400	62,096
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	26,701
Ω	Qingdao Port International Co. Ltd., Class H	72,000	47,138
*	Qingdao Rural Commercial Bank Corp., Class A	149,800	58,630
	Qingdao Sentury Tire Co. Ltd., Class A	17,220	62,250
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	43,998
	Qingdao Topscomm Communication, Inc., Class A	24,800	19,415
*	Qinghai Salt Lake Industry Co. Ltd., Class A	54,700	124,952
*	Qingling Motors Co. Ltd., Class H	384,000	26,430
*	Qudian, Inc., Sponsored ADR	79,943	190,264
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	20,460
	Quectel Wireless Solutions Co. Ltd., Class A	8,260	45,725
#*	Radiance Holdings Group Co. Ltd.	320,000	86,818
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	32,790
	Raytron Technology Co. Ltd., Class A	6,778	30,856
	Red Avenue New Materials Group Co. Ltd., Class A	5,400	21,794
Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	59,614
#*††Ω	Redco Properties Group Ltd.	630,000	20,134
	Renhe Pharmacy Co. Ltd., Class A	57,900	52,092
*	Renrui Human Resources Technology Holdings Ltd.	34,000	15,699
	Rianlon Corp., Class A	10,100	41,791
	Richinfo Technology Co. Ltd., Class A	16,300	43,873

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Risen Energy Co. Ltd., Class A	29,000	$51,801
*	RiseSun Real Estate Development Co. Ltd., Class A	170,603	39,102
	Riyue Heavy Industry Co. Ltd., Class A	41,200	69,656
	Rongan Property Co. Ltd., Class A	52,800	17,744
	Rongsheng Petrochemical Co. Ltd., Class A	30,300	46,798
*	Roshow Technology Co. Ltd., Class A	52,700	42,431
	Ruida Futures Co. Ltd., Class A	13,500	23,663
	Runjian Co. Ltd., Class A	10,100	48,857
	SAIC Motor Corp. Ltd., Class A	63,100	129,199
	Sailun Group Co. Ltd., Class A	60,200	137,582
	Sanan Optoelectronics Co. Ltd., Class A	11,600	19,988
*	Sangfor Technologies, Inc., Class A	4,500	33,898
	Sanquan Food Co. Ltd., Class A	21,004	36,318
	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	55,244
	Sansure Biotech, Inc., Class A	20,607	58,091
#	Sany Heavy Equipment International Holdings Co. Ltd.	519,000	364,692
	Sany Heavy Industry Co. Ltd., Class A	48,000	107,854
*	Satellite Chemical Co. Ltd., Class A	79,857	212,091
	SDIC Capital Co. Ltd., Class A	29,600	26,081
	Sealand Securities Co. Ltd., Class A	112,300	51,954
#*	Seazen Group Ltd.	1,277,333	220,399
*	Seazen Holdings Co. Ltd., Class A	31,300	42,398
	S-Enjoy Service Group Co. Ltd.	173,000	64,277
	SF Holding Co. Ltd., Class A	72,867	363,456
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	27,483
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	33,297
*	Shandong Chenming Paper Holdings Ltd., Class H	105,000	24,523
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	26,475
*	Shandong Denghai Seeds Co. Ltd., Class A	28,600	38,406
	Shandong Dongyue Silicone Material Co. Ltd., Class A	37,300	40,469
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	283,065
	Shandong Head Group Co. Ltd., Class A	11,700	23,606
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,300	67,488
	Shandong Hi-speed Co. Ltd., Class A	35,300	42,599
*	Shandong Hi-Speed New Energy Group Ltd.	220,000	54,532
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	41,800	32,532
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	37,330	153,220
*	Shandong Humon Smelting Co. Ltd., Class A	45,300	75,643
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	32,667
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	102,604
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	88,346
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,400	63,787
	Shandong Publishing & Media Co. Ltd., Class A	47,900	67,466
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	184,117
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,700	37,540
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,436,400	974,092
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	37,100	50,181
	Shanghai Aiko Solar Energy Co. Ltd., Class A	45,100	74,335
	Shanghai AJ Group Co. Ltd., Class A	54,031	33,517
	Shanghai AtHub Co. Ltd., Class A	19,880	51,412
	Shanghai Bailian Group Co. Ltd., Class A	64,100	78,261
	Shanghai Baolong Automotive Corp., Class A	7,700	43,357
	Shanghai Baosight Software Co. Ltd., Class A	13,821	78,078
	Shanghai Chinafortune Co. Ltd., Class A	14,500	28,567
	Shanghai Construction Group Co. Ltd., Class A	232,300	76,775
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	16,065	28,230
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	15,555
	Shanghai Environment Group Co. Ltd., Class A	28,660	36,744
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	19,449

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	99,000	$136,700
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	22,235
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	6,490	28,791
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	23,250
	Shanghai Gench Education Group Ltd.	34,500	13,668
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	57,719
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	9,800	50,881
*Ω	Shanghai Henlius Biotech, Inc., Class H	7,100	14,715
	Shanghai Industrial Development Co. Ltd., Class A	57,300	23,565
	Shanghai Industrial Holdings Ltd.	237,000	330,885
	Shanghai Industrial Urban Development Group Ltd.	918,400	57,078
	Shanghai INT Medical Instruments Co. Ltd.	24,000	85,742
*	Shanghai International Airport Co. Ltd., Class A	3,900	20,229
	Shanghai Jahwa United Co. Ltd., Class A	7,900	22,762
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	22,900	91,089
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	22,882
*	Shanghai Kinetic Medical Co. Ltd., Class A	33,000	22,651
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	42,080
*	Shanghai Lily & Beauty Cosmetics Co. Ltd., Class A	10,600	10,698
	Shanghai Lingang Holdings Corp. Ltd., Class A	23,100	33,637
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,200	23,947
	Shanghai M&G Stationery, Inc., Class A	18,000	87,678
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	24,415
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	42,236
	Shanghai Medicilon, Inc., Class A	3,931	19,076
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,784	45,802
	Shanghai Moons’ Electric Co. Ltd., Class A	3,900	30,065
	Shanghai Pioneer Holding Ltd.	119,000	29,022
	Shanghai Pret Composites Co. Ltd., Class A	18,500	26,333
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	37,278
	Shanghai Pudong Development Bank Co. Ltd., Class A	248,100	263,001
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	56,093
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	40,345
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	60,226
	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	52,626
	Shanghai Rural Commercial Bank Co. Ltd., Class A	61,900	57,736
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	72,166
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	45,090
	Shanghai Stonehill Technology Co. Ltd., Class A	59,600	24,367
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	18,925
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	84,042
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	45,454
	Shanghai Wanye Enterprises Co. Ltd., Class A	20,700	36,924
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	55,146
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	49,522
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,181	25,809
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	53,543
	Shanxi Securities Co. Ltd., Class A	59,800	43,247
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	44,437
*	Shanying International Holding Co. Ltd., Class A	183,800	46,543
*	Shengda Resources Co. Ltd., Class A	32,200	55,942
	Shenghe Resources Holding Co. Ltd., Class A	23,500	31,771
#*Ω	Shengjing Bank Co. Ltd., Class H	128,000	16,029
	Shengyi Technology Co. Ltd., Class A	26,500	70,662
	Shennan Circuits Co. Ltd., Class A	7,916	101,532
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	162,400	30,724
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,960	70,020
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	50,986
*	Shenzhen Airport Co. Ltd., Class A	81,000	78,098

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Aisidi Co. Ltd., Class A	47,700	$79,240
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	46,716
	Shenzhen Center Power Tech Co. Ltd., Class A	9,100	15,934
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	26,051
	Shenzhen Click Technology Co. Ltd., Class A	13,300	20,832
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	38,036
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	31,605
	Shenzhen Desay Battery Technology Co., Class A	17,193	51,911
	Shenzhen Dynanonic Co. Ltd., Class A	7,374	36,493
	Shenzhen Envicool Technology Co. Ltd., Class A	16,700	76,526
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	46,080	66,940
	Shenzhen Expressway Corp. Ltd., Class H	216,000	196,520
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	25,581
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	21,000	43,532
	Shenzhen Gas Corp. Ltd., Class A	60,600	62,511
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	26,124
*	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	21,942
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	33,800	56,091
	Shenzhen Huaqiang Industry Co. Ltd., Class A	39,200	52,452
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	61,094
	Shenzhen International Holdings Ltd.	715,917	572,589
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	20,891
	Shenzhen Investment Ltd.	1,378,668	175,253
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	17,753
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	46,430
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,000	39,848
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	5,560	15,480
	Shenzhen Kedali Industry Co. Ltd., Class A	6,600	86,713
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	24,233	53,672
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	62,145
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	15,500	46,133
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	35,004
	Shenzhen Leaguer Co. Ltd., Class A	46,673	39,426
	Shenzhen Megmeet Electrical Co. Ltd., Class A	20,400	61,203
	Shenzhen Microgate Technology Co. Ltd., Class A	34,500	38,941
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	554,235
	Shenzhen MTC Co. Ltd., Class A	133,018	99,455
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	33,860
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,900	57,503
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	22,262
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	104,500	37,971
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	20,640
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	12,287	53,975
	Shenzhen SC New Energy Technology Corp., Class A	7,600	71,860
	Shenzhen SED Industry Co. Ltd., Class A	20,800	50,263
	Shenzhen SEG Co. Ltd., Class A	21,500	18,853
	Shenzhen Senior Technology Material Co. Ltd., Class A	59,143	83,311
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	49,858
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	17,423
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	49,600	57,740
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	44,388
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	60,515
	Shenzhen Topband Co. Ltd., Class A	49,000	68,393
	Shenzhen Transsion Holdings Co. Ltd., Class A	4,939	97,811
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	18,606
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	95,291
*	Shenzhen World Union Group, Inc., Class A	101,200	25,631
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	45,923
	Shenzhen Yinghe Technology Co. Ltd., Class A	23,900	53,922

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	$14,802
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	96,374
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	91,105
	Shenzhou International Group Holdings Ltd.	123,700	1,215,873
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	48,153
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	29,713	77,092
	Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	54,481
	Shinva Medical Instrument Co. Ltd., Class A	21,300	65,315
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	18,195
	Shui On Land Ltd.	1,869,521	174,255
*	Siasun Robot & Automation Co. Ltd., Class A	12,300	18,392
	Sichuan Chengfei Integration Technology Corp., Class A	16,200	36,346
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	62,215
	Sichuan Development Lomon Co. Ltd., Class A	78,700	76,379
	Sichuan Expressway Co. Ltd., Class H	284,000	115,504
	Sichuan Furong Technology Co. Ltd., Class A	11,570	24,032
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	46,125
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	81,553
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	39,942
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	5,200	13,736
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	120,339
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	41,715
*	Sichuan New Energy Power Co. Ltd., Class A	29,600	47,288
	Sichuan Road & Bridge Group Co. Ltd., Class A	162,680	162,768
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	49,915
	Sichuan Yahua Industrial Group Co. Ltd., Class A	51,500	74,449
	Sieyuan Electric Co. Ltd., Class A	9,000	80,751
	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	141,239
	SIM Technology Group Ltd.	348,000	13,592
#Ω	Simcere Pharmaceutical Group Ltd.	375,000	257,411
	Sineng Electric Co. Ltd., Class A	5,800	22,415
	Sino Biopharmaceutical Ltd.	4,090,000	1,397,547
	Sinocare, Inc., Class A	8,200	26,997
	Sinochem International Corp., Class A	81,480	46,119
	Sinofert Holdings Ltd.	1,130,000	125,425
	Sinofibers Technology Co. Ltd., Class A	18,800	63,731
	Sinolink Securities Co. Ltd., Class A	16,800	20,223
*	Sinolink Worldwide Holdings Ltd.	1,274,400	13,710
	Sinoma International Engineering Co., Class A	68,000	118,933
	Sinoma Science & Technology Co. Ltd., Class A	32,314	69,108
	Sinomach Automobile Co. Ltd., Class A	42,800	41,909
	Sinomine Resource Group Co. Ltd., Class A	23,414	114,507
	Sinopec Kantons Holdings Ltd.	548,000	280,640
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	226,059
	Sinopharm Group Co. Ltd., Class H	572,400	1,445,517
	Sino-Platinum Metals Co. Ltd., Class A	28,678	58,842
	Sinoseal Holding Co. Ltd., Class A	7,200	35,083
	Sinosoft Co. Ltd., Class A	11,300	44,786
	Sinosteel Engineering & Technology Co. Ltd., Class A	45,800	40,877
	Sinotrans Ltd., Class H	1,128,000	540,726
	Sinotruk Hong Kong Ltd.	187,000	465,388
	Sinotruk Jinan Truck Co. Ltd., Class A	23,086	51,912
*	Skshu Paint Co. Ltd., Class A	10,280	48,114
	Skyworth Digital Co. Ltd., Class A	33,900	48,929
	Skyworth Group Ltd.	650,945	267,695
	Sobute New Materials Co. Ltd., Class A	21,600	24,079
*	SOHO China Ltd.	1,086,412	104,874
	Songcheng Performance Development Co. Ltd., Class A	30,800	46,072
	Sonoscape Medical Corp., Class A	5,730	32,630

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SooChow Securities Co. Ltd., Class A	42,710	$40,213
#*	South Manganese Investment Ltd.	474,000	28,782
	Southwest Securities Co. Ltd., Class A	83,700	45,718
	SPIC Industry-Finance Holdings Co. Ltd., Class A	34,600	19,433
*	Spring Airlines Co. Ltd., Class A	8,700	68,049
*	SPT Energy Group, Inc.	484,000	14,691
	SSY Group Ltd.	669,719	407,592
	StarPower Semiconductor Ltd., Class A	1,300	24,874
	State Grid Information & Communication Co. Ltd., Class A	30,700	72,339
*	STO Express Co. Ltd., Class A	63,400	79,929
	Sumavision Technologies Co. Ltd., Class A	57,800	37,229
	Sun Art Retail Group Ltd.	1,229,500	253,779
#*	Sun King Technology Group Ltd.	470,000	68,173
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	99,366
	Sungrow Power Supply Co. Ltd., Class A	23,600	335,146
	Suning Universal Co. Ltd., Class A	121,700	34,549
	Sunny Optical Technology Group Co. Ltd.	284,200	1,374,879
	Sunresin New Materials Co. Ltd., Class A	8,480	54,542
*	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	36,989
*	Sunwave Communications Co. Ltd., Class A	15,500	12,380
	Sunwoda Electronic Co. Ltd., Class A	32,400	67,829
	Suofeiya Home Collection Co. Ltd., Class A	20,320	47,891
	SUPCON Technology Co. Ltd., Class A	3,371	22,096
	Suplet Power Co. Ltd., Class A	14,710	18,529
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	46,838
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	93,858
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	44,496
	Suzhou Good-Ark Electronics Co. Ltd., Class A	32,300	41,296
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	47,991
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	6,800	61,795
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	21,300	21,408
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,040	88,511
#	SY Holdings Group Ltd.	194,000	111,756
	Symphony Holdings Ltd.	690,000	69,609
	SYoung Group Co. Ltd., Class A	10,400	25,669
	Taiji Computer Corp. Ltd., Class A	12,479	40,317
	Tangrenshen Group Co. Ltd., Class A	58,137	46,502
	TangShan Port Group Co. Ltd., Class A	149,630	91,250
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	116,000	88,344
*	Tansun Technology Co. Ltd., Class A	11,500	20,846
	Tasly Pharmaceutical Group Co. Ltd., Class A	17,300	36,866
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	40,002
	TCL Electronics Holdings Ltd.	443,666	291,602
*	TCL Technology Group Corp., Class A	256,960	168,921
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	82,978	119,087
	Telling Telecommunication Holding Co. Ltd., Class A	34,400	38,283
	Ten Pao Group Holdings Ltd.	172,000	25,723
	Tencent Holdings Ltd.	1,075,700	47,205,139
*	Tencent Music Entertainment Group, ADR	62,729	787,249
	Tenfu Cayman Holdings Co. Ltd.	66,000	38,534
	Three Squirrels, Inc., Class A	16,400	55,704
	Three’s Co. Media Group Co. Ltd., Class A	5,246	37,655
	Thunder Software Technology Co. Ltd., Class A	3,200	21,443
	Tian An China Investment Co. Ltd.	209,000	103,280
	Tian Di Science & Technology Co. Ltd., Class A	90,900	92,936
	Tian Lun Gas Holdings Ltd.	80,000	52,630
	Tiande Chemical Holdings Ltd.	252,000	36,586
	Tiangong International Co. Ltd.	772,000	166,613
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	48,778

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	$53,395
	Tianjin Development Holdings Ltd.	186,000	45,651
	Tianjin Port Development Holdings Ltd.	1,068,000	85,562
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	41,800
	Tianjin Teda Co. Ltd., Class A	79,200	38,720
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	38,680
*	Tianma Microelectronics Co. Ltd., Class A	52,549	58,687
#	Tianneng Power International Ltd.	396,000	304,266
	Tianqi Lithium Corp., Class H	7,800	30,036
	Tianshan Aluminum Group Co. Ltd., Class A	134,487	139,897
	Tianshui Huatian Technology Co. Ltd., Class A	54,302	61,100
	Tianyun International Holdings Ltd.	164,000	67,087
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	14,713
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	48,059
	Tingyi Cayman Islands Holding Corp.	748,000	825,565
*	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	60,846
	TK Group Holdings Ltd.	102,000	19,736
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	49,674
	Toly Bread Co. Ltd., Class A	55,220	46,626
	Tomson Group Ltd.	248,944	51,228
*	Tongcheng Travel Holdings Ltd.	375,600	988,534
*	Tongdao Liepin Group	137,600	52,622
	TongFu Microelectronics Co. Ltd., Class A	40,700	115,907
*	Tongguan Gold Group Ltd.	230,000	14,338
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	42,911
*	Tongkun Group Co. Ltd., Class A	20,200	38,321
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	40,635
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	147,544
	Tongwei Co. Ltd., Class A	91,079	272,196
	Tongyu Communication, Inc., Class A	9,300	19,317
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	35,564
	Top Spring International Holdings Ltd.	95,000	5,307
*	Topchoice Medical Corp., Class A	4,200	35,167
*	Topsec Technologies Group, Inc., Class A	45,000	38,606
Ω	Topsports International Holdings Ltd.	781,000	542,385
	Towngas Smart Energy Co. Ltd.	351,996	135,604
*	TPV Technology Co. Ltd., Class A	110,500	36,139
	Transfar Zhilian Co. Ltd., Class A	99,800	61,669
	TravelSky Technology Ltd., Class H	339,500	441,021
*	Trigiant Group Ltd.	420,000	20,442
	Trina Solar Co. Ltd., Class A	31,435	91,982
*	Trip.com Group Ltd., ADR	41,011	1,979,191
*	Trip.com Group Ltd.	22,350	1,088,609
#*	Triumph New Energy Co. Ltd., Class H	76,000	51,742
	Truking Technology Ltd., Class A	31,800	37,040
	Truly International Holdings Ltd.	1,045,140	112,498
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	22,164
*	Tuniu Corp., Sponsored ADR	18,924	19,113
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,379	43,088
	Unilumin Group Co. Ltd., Class A	36,000	28,066
	Uni-President China Holdings Ltd.	767,966	588,942
*	Unisplendour Corp. Ltd., Class A	30,640	87,691
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	44,627	90,823
	Valiant Co. Ltd., Class A	26,800	42,489
	Vatti Corp. Ltd., Class A	25,800	25,846
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	132,500	71,478
	Victory Giant Technology Huizhou Co. Ltd., Class A	23,900	95,507
	Vipshop Holdings Ltd., ADR	99,721	1,499,804
	Walvax Biotechnology Co. Ltd., Class A	25,500	51,645

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wangneng Environment Co. Ltd., Class A	18,508	$36,799
	Wangsu Science & Technology Co. Ltd., Class A	36,600	47,563
	Wanguo International Mining Group Ltd.	162,000	166,683
	Wanhua Chemical Group Co. Ltd., Class A	58,180	712,742
	Want Want China Holdings Ltd.	1,620,000	923,970
	Wanxiang Qianchao Co. Ltd., Class A	112,520	78,934
	Wasion Holdings Ltd.	260,000	212,327
	Wasu Media Holding Co. Ltd., Class A	77,600	80,255
#	Weibo Corp., Sponsored ADR	27,414	236,309
	Weibo Corp., Class A	2,280	19,907
	Weichai Power Co. Ltd., Class H	465,120	950,409
	Weifu High-Technology Group Co. Ltd., Class A	17,300	44,241
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	47,113
#*Ω	Weimob, Inc.	860,000	150,611
	Wellhope Foods Co. Ltd., Class A	33,300	32,969
	Wens Foodstuffs Group Co. Ltd., Class A	47,900	126,773
	Western Mining Co. Ltd., Class A	53,600	147,793
	Western Region Gold Co. Ltd., Class A	13,200	22,426
	Western Securities Co. Ltd., Class A	38,904	39,635
	Western Superconducting Technologies Co. Ltd., Class A	4,196	22,907
	Wharf Holdings Ltd.	215,000	691,732
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,685	23,544
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	27,956
	Windey Energy Technology Group Co. Ltd., Class A	39,110	53,149
*	Wingtech Technology Co. Ltd., Class A	23,400	101,156
	Winner Medical Co. Ltd., Class A	13,940	60,181
	Winning Health Technology Group Co. Ltd., Class A	25,900	24,535
	Wolong Electric Group Co. Ltd., Class A	52,700	100,734
	WPG Shanghai Smart Water PCL, Class A	7,600	7,074
	Wuhan DR Laser Technology Corp. Ltd., Class A	6,720	41,886
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	21,162
	Wuhan Guide Infrared Co. Ltd., Class A	35,718	34,476
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	15,418
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	15,975
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	7,500	22,370
	Wuhu Token Science Co. Ltd., Class A	74,878	53,230
#	Wuling Motors Holdings Ltd.	280,000	15,253
	WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	138,387
	Wushang Group Co. Ltd., Class A	20,700	21,708
	Wuxi Autowell Technology Co. Ltd., Class A	3,071	38,142
*	Wuxi Boton Technology Co. Ltd., Class A	16,200	31,941
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	61,400	188,212
	Wuxi NCE Power Co. Ltd., Class A	5,000	26,058
*	Wuxi Taiji Industry Co. Ltd., Class A	71,300	61,567
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	18,854
	XCMG Construction Machinery Co. Ltd., Class A	215,500	208,545
*	XD, Inc.	74,600	139,353
	XGD, Inc., Class A	16,776	50,349
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	544,500	125,482
	Xiamen Bank Co. Ltd., Class A	108,100	82,973
	Xiamen C & D, Inc., Class A	49,800	68,266
	Xiamen Faratronic Co. Ltd., Class A	5,900	80,100
	Xiamen International Airport Co. Ltd., Class A	8,094	15,547
	Xiamen Intretech, Inc., Class A	25,350	49,874
	Xiamen ITG Group Corp. Ltd., Class A	72,700	73,990
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	37,451
	Xiamen Kingdomway Group Co., Class A	21,000	44,904
	Xiamen Tungsten Co. Ltd., Class A	36,978	97,503
	Xiamen Xiangyu Co. Ltd., Class A	70,700	65,915

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xi’an Triangle Defense Co. Ltd., Class A	20,100	$70,029
	Xiandai Investment Co. Ltd., Class A	36,400	19,942
	Xiangcai Co. Ltd., Class A	40,700	39,262
	Xianhe Co. Ltd., Class A	22,700	56,906
*Ω	Xiaomi Corp., Class B	814,200	1,774,896
	Xilinmen Furniture Co. Ltd., Class A	14,600	37,681
*	Xinfengming Group Co. Ltd., Class A	44,200	87,058
	Xingda International Holdings Ltd.	414,493	77,051
	Xingfa Aluminium Holdings Ltd.	49,000	46,815
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	215,000	231,001
	Xinhuanet Co. Ltd., Class A	11,400	37,848
	Xinjiang Communications Construction Group Co. Ltd., Class A	11,000	17,079
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	13,400	63,295
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	75,200	49,593
#*	Xinte Energy Co. Ltd., Class H	253,200	282,678
*	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	39,055
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	47,304
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	122,799	63,767
#	Xinyi Energy Holdings Ltd.	929,414	129,884
	Xinyi Solar Holdings Ltd.	2,116,283	1,456,142
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	72,579
*	Xizang Zhufeng Resources Co. Ltd., Class A	27,500	38,711
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	23,793
*Ω	XJ International Holdings Co. Ltd.	710,000	21,542
*	XPeng, Inc., Class A	149,600	606,502
	Xtep International Holdings Ltd.	763,826	482,754
	Xuji Electric Co. Ltd., Class A	14,300	52,142
*	Xunlei Ltd., ADR	30,350	47,042
Ω	Yadea Group Holdings Ltd.	464,000	892,583
	Yangling Metron New Material, Inc., Class A	17,900	59,722
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	70,884
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	51,197
	Yankershop Food Co. Ltd., Class A	4,900	51,452
	Yantai China Pet Foods Co. Ltd., Class A	8,500	29,499
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	26,120
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	41,975
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,100	57,457
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	4,800	15,609
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	36,346
#*	Yeahka Ltd.	64,400	84,376
	Yealink Network Technology Corp. Ltd., Class A	15,179	73,843
	Yeebo International Holdings Ltd.	62,000	29,233
	YGSOFT, Inc., Class A	51,436	37,437
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	29,442
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	295,109
	Yifeng Pharmacy Chain Co. Ltd., Class A	19,026	115,079
	Yihai International Holding Ltd.	208,000	428,723
	Yintai Gold Co. Ltd., Class A	53,280	135,159
	Yip’s Chemical Holdings Ltd.	88,000	17,366
*	Yiren Digital Ltd., Sponsored ADR	50,047	252,237
	Yixintang Pharmaceutical Group Co. Ltd., Class A	29,700	86,321
	Yonfer Agricultural Technology Co. Ltd., Class A	67,100	108,840
	YongXing Special Materials Technology Co. Ltd., Class A	13,199	86,185
	Yonyou Network Technology Co. Ltd., Class A	13,900	22,237
	Yotrio Group Co. Ltd., Class A	68,400	25,535
	Youngor Fashion Co. Ltd., Class A	41,200	44,400
	Youngy Co. Ltd., Class A	7,900	39,761
*	Youzu Interactive Co. Ltd., Class A	21,900	29,160
	YTO Express Group Co. Ltd., Class A	73,400	160,564

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	$15,716
	Yuexiu Property Co. Ltd.	797,058	475,700
	Yuexiu Transport Infrastructure Ltd.	324,752	161,091
	Yum China Holdings, Inc.	70,680	2,608,522
	Yunda Holding Co. Ltd., Class A	84,092	90,849
	Yunnan Aluminium Co. Ltd., Class A	64,100	126,482
	Yunnan Baiyao Group Co. Ltd., Class A	15,498	122,273
	Yunnan Copper Co. Ltd., Class A	59,600	114,907
	Yunnan Energy New Material Co. Ltd., Class A	17,952	102,909
	Yunnan Tin Co. Ltd., Class A	38,200	86,619
	Yusys Technologies Co. Ltd., Class A	23,200	41,364
	Yutong Bus Co. Ltd., Class A	52,400	184,992
#*	Zai Lab Ltd.	264,100	424,491
	Zangge Mining Co. Ltd., Class A	28,800	114,120
	ZBOM Home Collection Co. Ltd., Class A	14,742	30,301
	Zengame Technology Holding Ltd.	108,000	47,200
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	117,840
	Zhaojin Mining Industry Co. Ltd., Class H	282,000	454,141
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	11,830	20,245
	Zhefu Holding Group Co. Ltd., Class A	146,600	67,485
*	Zhejiang Century Huatong Group Co. Ltd., Class A	68,700	44,273
	Zhejiang Cfmoto Power Co. Ltd., Class A	6,400	123,299
	Zhejiang China Commodities City Group Co. Ltd., Class A	42,900	51,781
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	104,391
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	53,336
	Zhejiang Crystal-Optech Co. Ltd., Class A	33,500	66,448
	Zhejiang Dahua Technology Co. Ltd., Class A	19,000	46,912
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	70,832
	Zhejiang Expressway Co. Ltd., Class H	593,399	387,983
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	40,587
	Zhejiang Hailiang Co. Ltd., Class A	42,600	54,206
	Zhejiang HangKe Technology, Inc. Co., Class A	15,826	45,989
	Zhejiang Hangmin Co. Ltd., Class A	40,400	42,940
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	44,181
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	70,237
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	36,010	83,231
	Zhejiang Huayou Cobalt Co. Ltd., Class A	32,740	128,054
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	67,418
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	35,645
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	29,646
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	24,200	112,927
*	Zhejiang Jingu Co. Ltd., Class A	31,000	23,486
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	61,111
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	48,800	27,061
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	69,886
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	33,600	74,436
	Zhejiang Juhua Co. Ltd., Class A	48,400	157,888
	Zhejiang Longsheng Group Co. Ltd., Class A	49,400	62,295
	Zhejiang Medicine Co. Ltd., Class A	41,500	56,986
	Zhejiang Meida Industrial Co. Ltd., Class A	27,000	36,166
*	Zhejiang Narada Power Source Co. Ltd., Class A	31,800	45,661
	Zhejiang NHU Co. Ltd., Class A	55,176	145,980
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	114,340	60,853
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	38,918
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	18,800	44,652
	Zhejiang Runtu Co. Ltd., Class A	45,300	41,318
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,940	36,043
	Zhejiang Semir Garment Co. Ltd., Class A	113,000	101,389
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	29,876

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Supor Co. Ltd., Class A	9,200	$74,638
	Zhejiang Tiantie Industry Co. Ltd., Class A	32,580	21,864
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	19,837
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	106,200	237,338
*	Zhejiang Wanliyang Co. Ltd., Class A	39,600	32,871
	Zhejiang Wanma Co. Ltd., Class A	37,600	43,221
	Zhejiang Wansheng Co. Ltd., Class A	21,800	29,602
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	107,031
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,900	94,171
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	25,837
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	56,316
	Zhejiang Yasha Decoration Co. Ltd., Class A	49,500	26,888
	Zhejiang Yinlun Machinery Co. Ltd., Class A	34,400	93,409
	Zhejiang Yongtai Technology Co. Ltd., Class A	25,500	35,178
	Zhende Medical Co. Ltd., Class A	17,100	50,712
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	235,965
	Zheshang Securities Co. Ltd., Class A	45,000	69,917
*	Zhihu, Inc.	8,500	10,700
*	Zhong An Group Ltd.	906,000	12,960
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	315,500	530,646
	Zhongji Innolight Co. Ltd., Class A	2,700	68,055
	Zhongjin Gold Corp. Ltd., Class A	80,400	144,739
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	67,769
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	34,078
	Zhongsheng Group Holdings Ltd.	504,500	920,099
	Zhongtai Securities Co. Ltd., Class A	51,600	47,311
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
#*	Zhongyu Energy Holdings Ltd.	283,455	176,800
Ω	Zhou Hei Ya International Holdings Co. Ltd.	447,000	106,719
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	29,979
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	89,650	321,307
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	14,300	44,423
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	67,905
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	222,447
	ZTE Corp., Class H	168,520	363,220
#	ZTO Express Cayman, Inc., ADR	52,403	1,099,939
	ZTO Express Cayman, Inc.	25,650	544,544

TOTAL CHINA			361,808,349

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	68,647	156,527
	BAC Holding International Corp.	314,764	20,059
	Banco de Bogota SA	8,256	59,558
	Bancolombia SA, Sponsored ADR	10,461	342,284
	Bancolombia SA	28,040	241,588
	Bolsa de Valores de Colombia	3,425	9,097
	Celsia SA ESP	126,912	133,447
*	CEMEX Latam Holdings SA	49,384	52,846
	Corp. Financiera Colombiana SA	46,392	175,018
	Ecopetrol SA	188,590	109,606
	Grupo Energia Bogota SA ESP	148,716	92,308
	Interconexion Electrica SA ESP	47,866	220,845
	Mineros SA	75,622	58,793
	Promigas SA ESP	7,608	12,780
	Sociedad Portafolio SA	1,494	2,986

TOTAL COLOMBIA			1,687,742

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	$473,603
Ω	Moneta Money Bank AS	104,876	422,818

TOTAL CZECH REPUBLIC			896,421

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB), GDR	404,349	599,529
*	EFG Holding S.A.E., GDR	15,330	10,720

TOTAL EGYPT			610,249

GREECE — (0.5%)
*	Aegean Airlines SA	17,670	237,073
*	Alpha Services & Holdings SA	399,847	675,188
	Athens Water Supply & Sewage Co. SA	7,860	47,931
	Autohellas Tourist & Trading SA	10,750	146,880
	Avax SA	17,257	27,199
	Bank of Greece	9,494	141,829
*	Ellaktor SA	32,777	91,530
	ElvalHalcor SA	30,835	63,201
	Entersoft SA Software Development & Related Services Co.	3,565	29,780
	Epsilon Net SA	7,793	99,800
*	Eurobank Ergasias Services & Holdings SA, Class A	353,467	756,153
*††	FF Group	11,777	0
	Fourlis Holdings SA	17,514	77,098
	GEK Terna SA	24,768	441,304
	Hellenic Exchanges - Athens Stock Exchange SA	9,416	51,627
	Hellenic Telecommunications Organization SA	26,133	397,003
	Helleniq Energy Holdings SA	33,427	299,659
	Ideal Holdings SA	10,394	69,238
	Intracom Holdings SA	28,810	111,713
*	Intrakat Technical & Energy Projects SA	10,661	61,251
	Jumbo SA	22,346	695,466
	Kri-Kri Milk Industry SA	4,083	46,536
*	LAMDA Development SA	26,091	191,474
	Motor Oil Hellas Corinth Refineries SA	24,847	720,911
	Mytilineos SA	18,314	743,001
*	National Bank of Greece SA	101,865	819,779
*	Piraeus Financial Holdings SA	117,081	469,022
	Piraeus Port Authority SA	3,226	85,255
	Quest Holdings SA	11,811	73,093
	Sarantis SA	7,247	91,538
	Thrace Plastics Holding & Co.	11,889	50,694

TOTAL GREECE			7,812,226

HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	784,000	0
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
*††	China Properties Investment Holdings Ltd.	128,000	0
#	Gushengtang Holdings Ltd.	41,000	243,184
*	Kai Yuan Holdings Ltd.	1,320,000	2,520
††	Nan Hai Corp. Ltd.	4,000,000	3,375
*	Phoenix Media Investment Holdings Ltd.	46,600	10,766
*††	Tian Shan Development Holding Ltd.	114,000	0
	Time Interconnect Technology Ltd.	48,000	11,370
††	Untrade.Ch Wood Opti	164,000	3,539
*††	Untrade.Lumena Newmat	23,400	0

TOTAL HONG KONG			274,754

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HUNGARY — (0.2%)
#*	4iG Nyrt	18,019	$39,808
	Magyar Telekom Telecommunications PLC	130,872	330,059
#*	MASTERPLAST Nyrt	1,200	9,593
	MOL Hungarian Oil & Gas PLC	132,354	1,084,732
*	Opus Global Nyrt	78,422	80,771
	OTP Bank Nyrt	33,715	1,671,105

TOTAL HUNGARY			3,216,068

INDIA — (19.6%)
	360 ONE WAM Ltd.	62,404	583,324
*	3i Infotech Ltd.	86,375	40,312
	3M India Ltd.	363	131,917
	63 Moons Technologies Ltd.	11,990	61,851
	Aarti Industries Ltd.	57,016	505,732
	Aarti Pharmalabs Ltd.	14,254	87,241
*	Aavas Financiers Ltd.	8,625	168,222
	ABB India Ltd.	4,767	372,848
	Accelya Solutions India Ltd.	1,695	34,128
	Action Construction Equipment Ltd.	15,624	283,786
*	Adani Energy Solutions Ltd.	18,402	235,042
*	Adani Green Energy Ltd.	32,738	703,241
	Adani Total Gas Ltd.	26,570	296,367
*	Adani Wilmar Ltd.	4,945	21,219
	ADF Foods Ltd.	22,990	62,251
*	Aditya Birla Capital Ltd.	137,298	382,167
	Advanced Enzyme Technologies Ltd.	19,244	91,022
	Aegis Logistics Ltd.	63,627	518,552
*	Aether Industries Ltd.	2,512	25,066
*	Affle India Ltd.	3,312	44,370
	AGI Greenpac Ltd.	13,684	136,659
	Agro Tech Foods Ltd.	3,238	29,236
	Ahluwalia Contracts India Ltd.	14,434	192,388
	AIA Engineering Ltd.	12,830	581,750
	Ajanta Pharma Ltd.	20,197	534,837
	Ajmera Realty & Infra India Ltd.	2,581	25,500
	Akzo Nobel India Ltd.	4,369	128,181
	Alembic Ltd.	38,303	42,470
	Alembic Pharmaceuticals Ltd.	26,863	321,541
	Alkyl Amines Chemicals	4,362	106,362
*	Allcargo Gati Ltd.	16,070	20,491
	Allcargo Logistics Ltd.	164,560	144,090
	Allcargo Terminals Ltd.	41,140	29,225
	Amara Raja Energy & Mobility Ltd.	66,017	866,188
*	Amber Enterprises India Ltd.	6,753	312,275
	Ambika Cotton Mills Ltd.	353	6,524
	Amrutanjan Health Care Ltd.	3,869	32,375
	Anant Raj Ltd.	55,047	237,756
	Andhra Sugars Ltd.	25,805	33,130
	Angel One Ltd.	20,282	677,664
	Anup Engineering Ltd.	2,718	58,021
	Apar Industries Ltd.	9,235	869,815
	APL Apollo Tubes Ltd.	48,102	900,329
	Apollo Pipes Ltd.	3,606	28,132
	Apollo Tyres Ltd.	199,907	1,221,572
	Aptech Ltd.	7,613	23,565
*	Arman Financial Services Ltd.	786	18,957
	Arvind Fashions Ltd.	23,253	132,900
	Arvind Ltd.	118,484	444,792
	Arvind SmartSpaces Ltd.	3,774	33,409

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Asahi India Glass Ltd.	26,662	$191,916
*	Ashapura Minechem Ltd.	8,664	34,360
	Ashiana Housing Ltd.	17,142	76,321
	Ashok Leyland Ltd.	556,702	1,280,376
*	Ashoka Buildcon Ltd.	101,292	211,015
*	Asian Granito India Ltd.	39,862	30,165
	Asian Paints Ltd.	58,872	2,024,440
	Astec Lifesciences Ltd.	2,277	35,016
	Astral Ltd.	27,004	684,075
	AstraZeneca Pharma India Ltd.	726	46,278
*	Atul Auto Ltd.	3,716	23,380
	Atul Ltd.	5,157	370,264
Ω	AU Small Finance Bank Ltd.	58,348	441,316
	AurionPro Solutions Ltd.	5,248	157,203
	Automotive Axles Ltd.	1,422	32,207
	Avadh Sugar & Energy Ltd.	6,289	45,315
	Avanti Feeds Ltd.	21,053	134,428
*Ω	Avenue Supermarts Ltd.	7,834	432,393
	Axis Bank Ltd.	591,864	8,236,844
*	AXISCADES Technologies Ltd.	4,408	33,476
	Bajaj Auto Ltd.	11,331	1,211,310
	Bajaj Consumer Care Ltd.	43,626	126,133
	Bajaj Finance Ltd.	39,918	3,301,480
	Bajaj Finserv Ltd.	81,247	1,568,509
*	Bajaj Hindusthan Sugar Ltd.	494,081	211,701
	Bajaj Holdings & Investment Ltd.	6,407	626,505
	Balaji Amines Ltd.	4,328	113,311
	Balkrishna Industries Ltd.	20,605	597,988
	Balmer Lawrie & Co. Ltd.	37,384	121,860
	Balrampur Chini Mills Ltd.	62,094	295,892
	Banco Products India Ltd.	22,240	166,075
Ω	Bandhan Bank Ltd.	317,320	712,861
	Bank of Baroda	210,432	704,774
	Bank of India	146,663	271,388
	Bank of Maharashtra	358,842	300,548
	Bannari Amman Sugars Ltd.	1,410	44,880
	BASF India Ltd.	4,992	222,986
	Bata India Ltd.	22,969	376,260
	BEML Ltd.	8,602	361,062
	Berger Paints India Ltd.	64,418	394,212
*	BF Utilities Ltd.	5,676	58,551
	Bhagiradha Chemicals & Industries Ltd.	611	14,287
	Bhansali Engineering Polymers Ltd.	56,361	68,056
	Bharat Bijlee Ltd.	3,390	131,033
	Bharat Forge Ltd.	58,000	881,671
	Bharat Petroleum Corp. Ltd.	105,438	770,765
	Bharat Rasayan Ltd.	340	38,996
*	Bharat Wire Ropes Ltd.	5,468	19,665
	Bharti Airtel Ltd.	467,310	7,409,206
	Birlasoft Ltd.	84,675	657,139
*	BL Kashyap & Sons Ltd.	10,978	8,763
*	Black Box Ltd.	26,907	77,522
	BLS International Services Ltd.	37,915	158,907
	Blue Dart Express Ltd.	1,912	144,400
	Blue Star Ltd.	38,182	682,610
	Bombay Burmah Trading Co.	14,764	274,882
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,514	44,292
*	Borosil Ltd.	7,671	32,519
*	Borosil Renewables Ltd.	12,458	78,229

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bosch Ltd.	813	$284,813
	Brigade Enterprises Ltd.	39,573	487,650
*	Brightcom Group Ltd.	644,356	107,580
	Britannia Industries Ltd.	20,607	1,178,796
	BSE Ltd.	24,570	815,058
*	Camlin Fine Sciences Ltd.	25,411	32,178
	Can Fin Homes Ltd.	51,290	469,089
	Canara Bank	106,088	787,364
*	Capacit’e Infraprojects Ltd.	19,654	73,091
	Carborundum Universal Ltd.	41,823	712,048
	Care Ratings Ltd.	10,849	153,933
*	Cartrade Tech Ltd.	2,050	17,346
	Carysil Ltd.	3,723	41,862
	Castrol India Ltd.	148,816	373,938
	CCL Products India Ltd.	36,971	261,848
	CE Info Systems Ltd.	3,469	82,959
	Ceat Ltd.	12,032	369,117
	Central Depository Services India Ltd.	21,603	543,509
	Centum Electronics Ltd.	1,210	29,571
	Century Enka Ltd.	9,604	54,111
	Century Plyboards India Ltd.	25,804	196,716
	Century Textiles & Industries Ltd.	22,804	545,096
	Cera Sanitaryware Ltd.	1,983	170,247
	CG Power & Industrial Solutions Ltd.	174,085	1,152,796
*	Chalet Hotels Ltd.	19,180	198,221
	Chambal Fertilisers & Chemicals Ltd.	104,020	528,612
	Chennai Petroleum Corp. Ltd.	20,061	245,395
*††	Chennai Super Kings Cricket Ltd.	130,176	0
*	Choice International Ltd.	6,753	26,316
	Cholamandalam Financial Holdings Ltd.	57,246	737,201
	Cholamandalam Investment & Finance Co. Ltd.	97,302	1,394,375
	CIE Automotive India Ltd.	64,286	377,861
	Cigniti Technologies Ltd.	6,994	112,245
	City Union Bank Ltd.	133,340	256,622
	CMS Info Systems Ltd.	18,929	93,990
	Coforge Ltd.	21,794	1,326,036
	Colgate-Palmolive India Ltd.	32,157	1,086,048
	Computer Age Management Services Ltd.	11,745	449,961
	Confidence Petroleum India Ltd.	42,126	45,231
	Container Corp. of India Ltd.	51,103	626,619
	Control Print Ltd.	924	10,183
	Coromandel International Ltd.	64,899	940,033
	Cosmo First Ltd.	5,699	40,802
*	CreditAccess Grameen Ltd.	28,525	515,598
	CRISIL Ltd.	7,346	382,462
	Crompton Greaves Consumer Electricals Ltd.	204,411	779,327
*	CSB Bank Ltd.	34,895	154,521
	Cummins India Ltd.	24,451	955,760
	Cyient Ltd.	29,303	633,358
	Dabur India Ltd.	87,868	533,860
	Dalmia Bharat Sugar & Industries Ltd.	9,275	44,949
	Datamatics Global Services Ltd.	10,510	74,996
	DB Corp. Ltd.	37,729	127,415
	DCB Bank Ltd.	102,609	171,645
	DCM Shriram Industries Ltd.	11,158	27,561
	DCM Shriram Ltd.	19,605	227,132
	DCW Ltd.	83,262	55,196
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	240,960
	Deepak Nitrite Ltd.	24,478	713,439

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Delhivery Ltd.	72,263	$388,534
*	DEN Networks Ltd.	84,810	51,714
	Dhampur Sugar Mills Ltd.	16,913	47,843
*	Dhani Services Ltd.	125,492	77,784
*	Dhanlaxmi Bank Ltd.	92,674	48,955
	Dhanuka Agritech Ltd.	7,353	123,213
Ω	Dilip Buildcon Ltd.	22,705	127,355
*	Dish TV India Ltd.	596,066	125,303
*	Dishman Carbogen Amcis Ltd.	29,525	82,021
	Divi’s Laboratories Ltd.	11,360	543,752
	Dixon Technologies India Ltd.	14,814	1,476,914
	DLF Ltd.	70,318	749,715
	Dollar Industries Ltd.	4,718	32,566
Ω	Dr Lal PathLabs Ltd.	14,337	407,604
*	Dredging Corp. of India Ltd.	1,423	13,404
	Dwarikesh Sugar Industries Ltd.	47,280	41,226
	Dynamatic Technologies Ltd.	1,424	141,455
	eClerx Services Ltd.	12,442	366,875
	Edelweiss Financial Services Ltd.	272,403	254,390
	Eicher Motors Ltd.	20,322	1,123,205
	EID Parry India Ltd.	50,617	375,189
	EIH Associated Hotels	5,499	48,755
	EIH Ltd.	66,589	381,772
	Eimco Elecon India Ltd.	452	12,041
	Elecon Engineering Co. Ltd.	10,888	148,153
	Electrosteel Castings Ltd.	224,823	514,012
	Elgi Equipments Ltd.	69,209	541,045
	Emami Ltd.	86,856	504,836
Ω	Endurance Technologies Ltd.	12,236	290,830
	Engineers India Ltd.	125,936	367,389
	Epigral Ltd.	4,939	78,377
	EPL Ltd.	65,458	142,039
Ω	Equitas Small Finance Bank Ltd.	170,899	198,468
*Ω	Eris Lifesciences Ltd.	16,152	173,069
	ESAB India Ltd.	1,997	127,163
	Escorts Kubota Ltd.	9,713	391,696
	Everest Industries Ltd.	4,404	65,933
	Everest Kanto Cylinder Ltd.	17,733	31,423
	Exide Industries Ltd.	213,946	1,211,853
	Expleo Solutions Ltd.	431	6,787
*	FDC Ltd.	30,677	166,866
	Federal Bank Ltd.	916,741	1,783,367
	FIEM Industries Ltd.	4,582	66,223
	Filatex India Ltd.	60,404	45,602
	Fine Organic Industries Ltd.	2,787	145,635
	Fineotex Chemical Ltd.	11,314	50,914
*	Fino Payments Bank Ltd.	3,299	11,462
	Finolex Cables Ltd.	33,325	419,315
	Finolex Industries Ltd.	115,362	368,035
	Firstsource Solutions Ltd.	143,548	363,556
	Force Motors Ltd.	2,387	271,035
*	Fusion Micro Finance Ltd.	9,301	57,317
	Gabriel India Ltd.	41,823	196,489
	GAIL India Ltd.	521,268	1,302,189
	Galaxy Surfactants Ltd.	4,294	134,387
*	Ganesh Benzoplast Ltd.	5,583	11,308
	Ganesh Housing Corp. Ltd.	7,737	74,062
	Ganesha Ecosphere Ltd.	2,332	29,824
	Garware Hi-Tech Films Ltd.	1,498	31,769

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Garware Technical Fibres Ltd.	3,987	$153,529
	Gateway Distriparks Ltd.	141,906	181,815
	Genus Power Infrastructures Ltd.	31,492	112,471
	Geojit Financial Services Ltd.	55,870	64,405
	GHCL Ltd.	44,127	271,069
*	GHCL Textiles Ltd.	44,127	43,924
	GIC Housing Finance Ltd.	19,511	51,769
	Gillette India Ltd.	2,641	210,529
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	351,598
	GMM Pfaudler Ltd.	7,611	129,543
*	GMR Airports Infrastructure Ltd.	649,783	662,051
	GNA Axles Ltd.	3,387	16,664
*	Go Fashion India Ltd.	1,627	21,393
	Godawari Power & Ispat Ltd.	22,272	237,050
Ω	Godrej Agrovet Ltd.	13,078	85,516
	Godrej Consumer Products Ltd.	41,497	610,320
*	Godrej Industries Ltd.	27,030	312,152
*	Godrej Properties Ltd.	16,283	514,336
	Gokaldas Exports Ltd.	7,549	79,911
	Goldiam International Ltd.	15,377	32,171
	Goodyear India Ltd.	3,147	43,831
	Granules India Ltd.	78,534	399,763
	Graphite India Ltd.	29,753	240,369
	Grauer & Weil India Ltd.	74,446	79,354
	Gravita India Ltd.	10,189	118,591
	Great Eastern Shipping Co. Ltd.	66,135	862,941
	Greaves Cotton Ltd.	45,523	77,095
	Greenlam Industries Ltd.	13,155	95,544
	Greenpanel Industries Ltd.	32,075	120,993
	Greenply Industries Ltd.	26,592	81,726
	Grindwell Norton Ltd.	14,073	359,045
	Gujarat Alkalies & Chemicals Ltd.	11,190	106,126
	Gujarat Ambuja Exports Ltd.	88,138	177,942
	Gujarat Fluorochemicals Ltd.	9,327	401,570
	Gujarat Gas Ltd.	33,997	222,313
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	48,081	409,284
	Gujarat Pipavav Port Ltd.	144,453	364,664
	Gujarat State Fertilizers & Chemicals Ltd.	125,771	369,603
	Gujarat State Petronet Ltd.	198,246	699,276
	Gulf Oil Lubricants India Ltd.	6,831	84,184
	Happiest Minds Technologies Ltd.	20,305	197,755
Ω	Harsha Engineers Ltd.	5,187	26,527
*	Hathway Cable & Datacom Ltd.	233,385	61,494
	Hatsun Agro Product Ltd.	22,928	299,756
	Havells India Ltd.	34,877	695,038
	HBL Power Systems Ltd.	53,925	329,254
	HCL Technologies Ltd.	217,744	3,554,696
Ω	HDFC Asset Management Co. Ltd.	24,715	1,149,333
	HDFC Bank Ltd.	256,888	4,650,965
Ω	HDFC Life Insurance Co. Ltd.	45,086	315,026
	HEG Ltd.	7,011	197,399
	Heritage Foods Ltd.	27,458	108,667
	Hero MotoCorp Ltd.	42,258	2,297,442
	Hester Biosciences Ltd.	1,012	20,102
*	Heubach Colorants India Ltd.	7,185	34,846
	HFCL Ltd.	323,839	390,030
	HG Infra Engineering Ltd.	11,008	156,010
	Hikal Ltd.	9,188	33,302
	HIL Ltd.	2,556	81,735

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Himadri Speciality Chemical Ltd.	89,176	$400,068
*	Himatsingka Seide Ltd.	28,946	49,554
	Hinduja Global Solutions Ltd.	3,017	31,606
*	Hindustan Construction Co. Ltd.	332,179	150,418
	Hindustan Copper Ltd.	73,557	338,749
*	Hindustan Foods Ltd.	5,334	32,335
	Hindustan Unilever Ltd.	62,144	1,662,180
	Hindware Home Innovation Ltd.	9,176	39,602
	Hitachi Energy India Ltd.	2,171	246,458
	HI-Tech Pipes Ltd.	15,257	24,395
	Hle Glascoat Ltd.	4,365	23,607
*	HLV Ltd.	49,937	16,695
	Honda India Power Products Ltd.	1,898	55,120
	Huhtamaki India Ltd.	11,366	41,942
	I G Petrochemicals Ltd.	3,997	25,977
	ICICI Bank Ltd., Sponsored ADR	241,227	6,640,993
	ICICI Bank Ltd.	488,233	6,726,467
Ω	ICICI Lombard General Insurance Co. Ltd.	41,899	854,052
Ω	ICICI Prudential Life Insurance Co. Ltd.	31,125	212,555
Ω	ICICI Securities Ltd.	36,752	332,589
	ICRA Ltd.	331	21,049
*	IDFC First Bank Ltd.	761,547	746,958
*	IDFC Ltd.	610,819	886,943
*	IFB Industries Ltd.	2,707	49,535
	IIFL Finance Ltd.	107,578	523,951
	IIFL Securities Ltd.	90,784	156,121
*	Imagicaaworld Entertainment Ltd.	27,765	28,012
	India Nippon Electricals Ltd.	1,257	10,546
	India Power Corp. Ltd.	116,805	25,235
*	Indiabulls Housing Finance Ltd.	222,628	433,604
*	Indiabulls Real Estate Ltd.	218,593	343,826
	Indian Bank	55,050	360,499
Ω	Indian Energy Exchange Ltd.	127,524	237,863
	Indian Hotels Co. Ltd.	146,609	1,011,583
	Indian Oil Corp. Ltd.	388,258	784,507
	Indian Railway Catering & Tourism Corp. Ltd.	39,219	487,721
Ω	Indian Railway Finance Corp. Ltd.	219,803	411,960
	Indo Count Industries Ltd.	37,669	175,165
	Indoco Remedies Ltd.	18,298	71,633
	Indraprastha Gas Ltd.	70,839	399,382
*	Indus Towers Ltd.	298,405	1,263,820
	IndusInd Bank Ltd.	75,440	1,361,715
	Infibeam Avenues Ltd.	510,318	208,865
	Info Edge India Ltd.	12,605	910,323
	Infosys Ltd., Sponsored ADR	84,520	1,412,329
	Infosys Ltd.	635,690	10,742,385
	Ingersoll Rand India Ltd.	3,630	173,095
*	Inox Wind Ltd.	43,976	327,755
	Insecticides India Ltd.	5,335	36,996
	Intellect Design Arena Ltd.	30,927	398,447
*Ω	InterGlobe Aviation Ltd.	17,175	819,825
	IOL Chemicals & Pharmaceuticals Ltd.	11,131	52,198
	ION Exchange India Ltd.	7,674	52,214
	IRB Infrastructure Developers Ltd.	425,087	344,743
Ω	IRCON International Ltd.	142,602	427,530
	ISGEC Heavy Engineering Ltd.	13,999	183,400
	ITD Cementation India Ltd.	81,758	370,208
*	ITI Ltd.	25,818	94,986
	J Kumar Infraprojects Ltd.	26,887	217,056

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Jagran Prakashan Ltd.	39,685	$49,696
	Jai Corp. Ltd.	10,895	41,988
	Jammu & Kashmir Bank Ltd.	214,245	349,911
	Jamna Auto Industries Ltd.	98,308	164,511
	JB Chemicals & Pharmaceuticals Ltd.	31,244	713,670
	JBM Auto Ltd.	10,587	240,457
	Jindal Drilling & Industries Ltd.	4,578	43,372
	Jindal Poly Films Ltd.	4,938	33,655
	Jindal Saw Ltd.	110,663	732,878
	Jindal Stainless Ltd.	217,119	1,836,532
*	Jio Financial Services Ltd.	265,004	1,189,395
	JK Paper Ltd.	51,275	234,354
	JK Tyre & Industries Ltd.	89,512	451,018
	JM Financial Ltd.	203,225	214,892
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,268	34,331
	JTEKT India Ltd.	28,591	59,507
	Jubilant Foodworks Ltd.	132,158	731,376
	Jubilant Ingrevia Ltd.	13,578	89,166
	Jubilant Pharmova Ltd.	38,331	309,544
	Jupiter Wagons Ltd.	28,593	139,908
*	Just Dial Ltd.	9,641	132,740
	Jyothy Labs Ltd.	66,710	344,139
*	Jyoti Structures Ltd.	74,182	23,508
	Kajaria Ceramics Ltd.	31,668	456,626
	Kalpataru Projects International Ltd.	54,286	799,550
	Kansai Nerolac Paints Ltd.	50,723	169,460
	Karnataka Bank Ltd	80,960	223,873
	Karur Vysya Bank Ltd	221,304	540,865
	Kaveri Seed Co. Ltd.	10,033	104,070
	KDDL Ltd.	2,617	78,472
	KEC International Ltd.	54,837	488,904
	KEI Industries Ltd.	25,083	1,198,797
	Kennametal India Ltd.	2,523	75,749
*	Kesoram Industries Ltd.	77,526	168,122
	Kewal Kiran Clothing Ltd.	6,875	58,597
	Kirloskar Brothers Ltd.	15,580	242,219
	Kirloskar Ferrous Industries Ltd.	32,419	238,737
	Kirloskar Industries Ltd.	302	18,757
	Kirloskar Oil Engines Ltd.	45,359	552,701
††	Klass Pack Ltd.	5,753	5,623
	KNR Constructions Ltd.	78,899	250,683
	Kolte-Patil Developers Ltd.	11,761	75,416
	Kopran Ltd.	12,383	38,482
	Kotak Mahindra Bank Ltd.	115,310	2,240,681
Ω	KPI Green Energy Ltd.	13,150	285,315
	KPIT Technologies Ltd.	70,033	1,243,179
	KPR Mill Ltd.	33,229	334,704
	KRBL Ltd.	25,358	89,749
	Krsnaa Diagnostics Ltd.	3,412	23,465
	KSB Ltd.	3,491	188,905
	L&T Finance Ltd.	286,021	570,722
Ω	L&T Technology Services Ltd.	6,682	369,567
	LA Opala RG Ltd.	10,121	39,483
	Lakshmi Machine Works Ltd.	1,072	216,762
Ω	Laurus Labs Ltd.	144,854	781,898
	Laxmi Organic Industries Ltd.	25,081	76,491
*Ω	Lemon Tree Hotels Ltd.	42,310	77,162
	LG Balakrishnan & Bros Ltd.	13,711	210,128
	LIC Housing Finance Ltd.	180,416	1,451,076

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lloyds Engineering Works Ltd.	38,592	$31,641
	LT Foods Ltd.	85,633	220,678
Ω	LTIMindtree Ltd.	22,539	1,265,813
	Lumax Auto Technologies Ltd.	17,711	101,130
	Lumax Industries Ltd.	1,385	41,753
	LUX Industries Ltd.	2,738	48,923
	Mahanagar Gas Ltd.	19,385	334,246
	Maharashtra Scooters Ltd.	748	69,796
	Maharashtra Seamless Ltd.	33,084	355,571
	Mahindra & Mahindra Financial Services Ltd.	193,050	603,565
	Mahindra & Mahindra Ltd.	205,398	5,306,735
*	Mahindra Holidays & Resorts India Ltd.	26,274	132,799
	Mahindra Lifespace Developers Ltd.	36,794	279,536
Ω	Mahindra Logistics Ltd.	8,042	45,137
	Man Industries India Ltd.	11,126	53,502
	Man Infraconstruction Ltd.	66,230	172,581
	Manappuram Finance Ltd.	314,625	751,189
	Marico Ltd.	135,338	839,874
*Ω	Marine Electricals India Ltd.	27,197	33,227
	Maruti Suzuki India Ltd.	14,284	2,188,448
Ω	MAS Financial Services Ltd.	23,631	84,515
	Mastek Ltd.	7,940	255,300
*	Max Estates Ltd.	12,691	44,522
	Mayur Uniquoters Ltd.	9,705	61,152
	Mazagon Dock Shipbuilders Ltd.	4,781	134,671
*	Medplus Health Services Ltd.	7,945	66,186
	Meghmani Organics Ltd.	19,472	20,144
Ω	Metropolis Healthcare Ltd.	10,176	221,142
	Minda Corp. Ltd.	35,037	170,454
Ω	Mishra Dhatu Nigam Ltd.	14,968	78,528
	MM Forgings Ltd.	5,988	82,663
	MOIL Ltd.	33,311	160,910
	Mold-Tek Packaging Ltd.	2,105	21,657
	Monte Carlo Fashions Ltd.	7,517	61,504
	Motherson Sumi Wiring India Ltd.	632,024	523,318
	Motilal Oswal Financial Services Ltd.	25,337	719,981
	Mphasis Ltd.	30,029	831,928
	MPS Ltd.	1,542	30,013
	MRF Ltd.	449	716,747
	Mrs Bectors Food Specialities Ltd.	14,189	215,527
	Mukand Ltd.	5,726	12,442
	Muthoot Finance Ltd.	46,432	952,757
	National Fertilizers Ltd.	41,491	51,623
	Navin Fluorine International Ltd.	3,126	127,935
*Ω	Navkar Corp. Ltd.	21,553	27,365
	Navneet Education Ltd.	44,640	78,789
	NELCO Ltd.	3,866	35,038
	Neogen Chemicals Ltd.	2,988	55,053
	NESCO Ltd.	11,313	117,448
	Neuland Laboratories Ltd.	4,643	423,888
*	New Delhi Television Ltd.	3,961	10,960
	Newgen Software Technologies Ltd.	20,786	230,808
	NHPC Ltd.	543,227	623,716
	NIIT Learning Systems Ltd.	36,285	216,336
	NIIT Ltd.	36,285	46,019
	Nilkamal Ltd.	2,955	69,410
Ω	Nippon Life India Asset Management Ltd.	69,564	488,207
	NOCIL Ltd.	46,637	149,641
	NRB Bearings Ltd.	34,282	128,762

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nucleus Software Exports Ltd.	5,152	$85,026
*	Nuvama Wealth Management Ltd.	2,740	170,254
	Oberoi Realty Ltd.	24,331	429,862
	One 97 Communications Ltd.	57,591	256,585
*	OnMobile Global Ltd.	22,800	22,001
	Optiemus Infracom Ltd.	3,204	10,827
	Oracle Financial Services Software Ltd.	9,038	817,790
	Orient Electric Ltd.	26,392	68,879
*	Orient Green Power Co. Ltd.	201,319	50,137
	Oriental Aromatics Ltd.	439	1,917
	Oriental Carbon & Chemicals Ltd.	3,259	29,296
	Oriental Hotels Ltd.	27,350	43,414
	Page Industries Ltd.	1,369	570,138
	Paisalo Digital Ltd.	365,684	310,562
	Pakka Ltd.	6,623	22,106
	Panama Petrochem Ltd.	12,821	51,309
*Ω	Parag Milk Foods Ltd.	20,587	51,953
*	Paramount Communications Ltd.	24,044	21,261
	Patanjali Foods Ltd.	13,050	233,853
*	Patel Engineering Ltd.	246,677	169,648
*	PB Fintech Ltd.	21,312	321,864
*	PC Jeweller Ltd.	71,261	44,527
	PCBL Ltd.	107,984	348,112
	PDS Ltd.	4,227	23,448
	Pearl Global Industries Ltd.	4,305	31,192
*	Peninsula Land Ltd.	50,781	30,018
	Persistent Systems Ltd.	32,588	1,310,697
	Petronet LNG Ltd.	412,796	1,530,490
	Phoenix Mills Ltd.	23,747	900,838
	PI Industries Ltd.	14,877	647,691
	Pidilite Industries Ltd.	20,429	745,133
	Piramal Enterprises Ltd.	50,304	553,877
	Pitti Engineering Ltd.	3,235	34,072
	PIX Transmissions Ltd.	848	13,805
*Ω	PNB Housing Finance Ltd.	30,241	286,533
	PNC Infratech Ltd.	68,642	368,984
	Poly Medicure Ltd.	8,473	166,434
	Polycab India Ltd.	10,577	719,453
	Polyplex Corp. Ltd.	3,776	41,963
	Poonawalla Fincorp Ltd.	71,160	415,344
	Power Finance Corp. Ltd.	551,545	2,893,835
	Power Grid Corp. of India Ltd.	675,891	2,437,788
	Power Mech Projects Ltd.	3,578	223,912
	Praj Industries Ltd.	50,301	328,574
Ω	Prataap Snacks Ltd.	3,362	35,917
	Precision Camshafts Ltd.	3,589	9,135
	Precision Wires India Ltd.	17,154	29,321
	Prestige Estates Projects Ltd.	73,538	1,211,743
*	Pricol Ltd.	27,417	142,289
*	Prime Focus Ltd.	15,855	20,640
*	Prince Pipes & Fittings Ltd.	16,968	129,586
*	Privi Speciality Chemicals Ltd.	2,721	40,621
	Procter & Gamble Health Ltd.	3,293	192,534
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	417,649
	PSP Projects Ltd.	5,467	44,052
	PTC India Financial Services Ltd.	133,037	67,879
	PTC India Ltd.	144,661	388,643
	Punjab National Bank	338,432	568,543
	Puravankara Ltd.	22,913	107,096

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Quess Corp. Ltd.	28,544	$213,553
	R Systems International Ltd.	5,799	31,565
	Rail Vikas Nigam Ltd.	65,392	223,288
	Rain Industries Ltd.	85,963	178,965
*	Rajesh Exports Ltd.	11,590	44,139
	Rallis India Ltd.	36,557	116,723
	Ramco Industries Ltd.	17,856	48,129
*	Ramco Systems Ltd.	8,780	37,504
	Ramkrishna Forgings Ltd.	50,143	452,916
*	Ramky Infrastructure Ltd.	7,335	49,714
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	193,789
	Ratnamani Metals & Tubes Ltd.	9,623	364,935
Ω	RBL Bank Ltd.	205,290	637,388
	REC Ltd.	481,144	2,925,255
	Redington Ltd.	374,937	986,580
*	Redtape Ltd.	21,209	185,705
	Reliance Industrial Infrastructure Ltd.	4,025	63,646
Ω	Reliance Industries Ltd., GDR	148,321	10,485,366
	Reliance Industries Ltd.	124,079	4,352,733
*	Religare Enterprises Ltd.	12,276	32,387
	Repco Home Finance Ltd.	19,971	124,228
	Rico Auto Industries Ltd.	28,598	47,227
	RITES Ltd.	30,606	249,760
	Rossari Biotech Ltd.	3,724	33,354
	Route Mobile Ltd.	4,943	90,031
*	RPSG Ventures Ltd.	3,954	33,992
	RSWM Ltd.	18,172	42,018
	Rupa & Co. Ltd.	4,478	14,571
	Safari Industries India Ltd.	9,000	227,746
	Saksoft Ltd.	11,220	37,464
Ω	Salasar Techno Engineering Ltd.	258,891	63,657
	Samvardhana Motherson International Ltd.	945,053	1,479,491
	Sandhar Technologies Ltd.	9,738	58,823
	Sangam India Ltd.	4,409	23,045
	Sanghvi Movers Ltd.	15,858	248,120
Ω	Sansera Engineering Ltd.	4,626	56,643
*	Sapphire Foods India Ltd.	2,979	50,663
	Saregama India Ltd.	17,903	92,500
	Sasken Technologies Ltd.	2,274	42,194
*	Satin Creditcare Network Ltd.	25,445	79,459
	Savita Oil Technologies Ltd.	11,370	78,390
	SBI Cards & Payment Services Ltd.	58,631	508,980
Ω	SBI Life Insurance Co. Ltd.	56,314	967,128
	Schaeffler India Ltd.	8,670	380,376
*	Schneider Electric Infrastructure Ltd.	23,412	225,706
	SEAMEC Ltd.	2,229	28,873
*	SEPC Ltd.	258,801	59,974
*	Sequent Scientific Ltd.	34,602	51,016
	Seshasayee Paper & Boards Ltd.	18,452	73,989
Ω	SH Kelkar & Co. Ltd.	19,183	45,039
*	Shaily Engineering Plastics Ltd.	3,290	24,724
	Shakti Pumps India Ltd.	4,128	97,635
	Shankara Building Products Ltd.	3,629	29,643
	Shanthi Gears Ltd.	5,846	39,355
	Sharda Cropchem Ltd.	9,213	40,696
	Sharda Motor Industries Ltd.	5,736	105,520
*	Sheela Foam Ltd.	9,378	101,605
*	Shilpa Medicare Ltd.	16,072	105,551
*	Shipping Corp. of India Land & Assets Ltd.	79,327	64,936

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shipping Corp. of India Ltd.	79,327	$216,165
	Shivalik Bimetal Controls Ltd.	5,855	40,286
*	Shoppers Stop Ltd.	15,826	135,903
*	Shree Renuka Sugars Ltd.	164,176	87,800
	Shriram Finance Ltd.	80,489	2,449,272
	Siemens Ltd.	4,010	279,465
*	SIS Ltd.	18,554	103,827
	Siyaram Silk Mills Ltd.	11,087	62,068
*	SJS Enterprises Ltd.	7,831	59,235
	SJVN Ltd.	165,485	265,257
	SKF India Ltd.	9,711	537,263
	Skipper Ltd.	3,606	15,370
	Snowman Logistics Ltd.	49,401	40,046
	Sobha Ltd.	19,233	408,661
*	Solara Active Pharma Sciences Ltd.	7,964	50,571
	Somany Ceramics Ltd.	8,051	60,771
	Sonata Software Ltd.	83,582	700,881
	South Indian Bank Ltd.	591,857	217,693
	SP Apparels Ltd.	2,998	21,478
*	Spandana Sphoorty Financial Ltd.	12,337	128,956
	SRF Ltd.	46,181	1,448,740
*	Star Cement Ltd.	23,860	67,817
	State Bank of India.	302,502	2,969,114
	State Bank of India, GDR	6,589	646,381
	Sterlite Technologies Ltd.	37,796	61,666
	Strides Pharma Science Ltd.	29,185	313,411
	Stylam Industries Ltd.	3,236	63,785
	Styrenix Performance Materials Ltd.	4,025	79,042
*	Subex Ltd.	185,975	68,607
	Subros Ltd.	11,222	83,858
	Sudarshan Chemical Industries Ltd.	18,585	163,422
	Sumitomo Chemical India Ltd.	17,128	81,912
	Sun TV Network Ltd.	53,547	420,247
	Sundaram Finance Holdings Ltd.	506	1,475
	Sundaram Finance Ltd.	17,197	974,462
	Sundaram-Clayton Ltd.	2,777	54,729
	Sundram Fasteners Ltd.	42,894	578,012
	Sunteck Realty Ltd.	29,355	153,520
	Suprajit Engineering Ltd.	34,522	175,063
	Supreme Industries Ltd.	12,482	752,968
	Supreme Petrochem Ltd.	35,684	291,329
	Sutlej Textiles & Industries Ltd.	15,744	11,243
*	Suven Pharmaceuticals Ltd.	39,046	308,680
*	Suzlon Energy Ltd.	1,021,857	502,107
	Swan Energy Ltd.	20,268	150,768
	Swaraj Engines Ltd.	2,802	82,677
	Symphony Ltd.	1,275	14,738
	TAJGVK Hotels & Resorts Ltd.	4,833	21,535
	Tamil Nadu Newsprint & Papers Ltd.	20,871	68,541
	Tamilnad Mercantile Bank Ltd.	7,696	44,861
	Tamilnadu Petroproducts Ltd.	18,470	19,139
	Tanla Platforms Ltd.	26,856	294,243
*	TARC Ltd.	53,968	100,166
	Tata Chemicals Ltd.	80,890	1,039,245
	Tata Communications Ltd.	30,412	628,403
	Tata Consultancy Services Ltd.	127,389	5,819,081
	Tata Consumer Products Ltd.	51,957	687,537
	Tata Elxsi Ltd.	10,488	885,202
	Tata Motors Ltd.	392,818	4,737,484

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	TCI Express Ltd.	3,568	$44,579
*Ω	TCNS Clothing Co. Ltd.	1,295	7,029
	TD Power Systems Ltd.	56,541	227,412
*	TeamLease Services Ltd.	1,700	67,226
	Tech Mahindra Ltd.	116,559	1,754,428
	Tega Industries Ltd.	5,396	96,940
*Ω	Tejas Networks Ltd.	19,391	265,467
	Texmaco Rail & Engineering Ltd.	102,092	222,531
	Thirumalai Chemicals Ltd.	39,033	128,135
	Thomas Cook India Ltd.	57,162	139,182
Ω	Thyrocare Technologies Ltd.	8,171	63,143
	Tide Water Oil Co. India Ltd.	2,844	61,039
	Time Technoplast Ltd.	87,932	292,343
	Timken India Ltd.	8,915	357,293
	Titagarh Rail System Ltd.	29,474	372,618
	Titan Co. Ltd.	52,024	2,235,786
	Torrent Power Ltd.	38,982	702,254
	Tourism Finance Corp. of India Ltd.	39,599	84,550
	Transformers & Rectifiers India Ltd.	4,911	37,013
*	TransIndia Real Estate Ltd.	41,140	23,594
	Transport Corp. of India Ltd.	15,306	159,219
	Trent Ltd.	30,142	1,597,211
	Trident Ltd.	551,605	260,120
	Triveni Engineering & Industries Ltd.	40,566	176,032
	Triveni Turbine Ltd.	38,438	247,791
	TTK Prestige Ltd.	14,405	121,566
	Tube Investments of India Ltd.	29,231	1,313,854
	TV Today Network Ltd.	14,618	41,106
	TVS Holdings Ltd.	2,777	291,548
	TVS Motor Co. Ltd.	46,287	1,142,159
	TVS Srichakra Ltd.	2,015	101,092
	Uflex Ltd.	16,579	89,747
*	Ugro Capital Ltd.	23,219	73,859
Ω	Ujjivan Small Finance Bank Ltd.	305,527	195,776
*	Unichem Laboratories Ltd.	9,330	65,587
	Union Bank of India Ltd.	398,765	733,132
	UNO Minda Ltd.	69,056	609,580
	UPL Ltd.	154,402	935,682
	Usha Martin Ltd.	56,679	253,180
	UTI Asset Management Co. Ltd.	22,187	252,908
*	V2 Retail Ltd.	8,796	52,517
*	VA Tech Wabag Ltd.	21,305	246,089
	Vaibhav Global Ltd.	19,165	95,060
*Ω	Valiant Organics Ltd.	2,729	13,615
*	Valor Estate Ltd.	82,406	232,324
	Vardhman Textiles Ltd.	71,969	384,332
*Ω	Varroc Engineering Ltd.	19,549	122,709
	Varun Beverages Ltd.	99,449	1,761,076
	Venky’s India Ltd.	2,715	58,044
	Vesuvius India Ltd.	2,987	160,433
	V-Guard Industries Ltd.	68,621	281,599
	Vimta Labs Ltd.	1,593	10,307
	Vinati Organics Ltd.	5,571	109,283
	Vindhya Telelinks Ltd.	3,102	94,797
	VIP Industries Ltd.	2,703	17,774
*	VL E-Governance & IT Solutions Ltd.	21,625	16,740
*	V-Mart Retail Ltd.	1,320	34,267
*	Vodafone Idea Ltd.	2,353,909	370,003
	Voltamp Transformers Ltd.	2,940	365,588

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Voltas Ltd.	38,881	$685,737
	VRL Logistics Ltd.	14,872	99,508
	VST Tillers Tractors Ltd.	2,106	92,587
	Welspun Corp. Ltd.	60,698	410,485
	Welspun Enterprises Ltd.	38,826	168,584
	Welspun Living Ltd.	154,368	276,258
	West Coast Paper Mills Ltd.	27,178	216,925
	Westlife Foodworld Ltd.	25,414	261,028
	Whirlpool of India Ltd.	7,567	136,413
	Wipro Ltd.	272,871	1,502,735
	Wonderla Holidays Ltd.	11,107	131,918
*	Yes Bank Ltd.	2,473,445	773,608
*	Zee Entertainment Enterprises Ltd.	447,305	784,270
	Zensar Technologies Ltd.	68,025	496,175
	ZF Commercial Vehicle Control Systems India Ltd.	351	57,821
*	Zomato Ltd.	676,373	1,564,252

TOTAL INDIA			310,637,562

INDONESIA — (1.5%)
	Ace Hardware Indonesia Tbk. PT	3,662,100	210,243
*	Adhi Karya Persero Tbk. PT	1,028,425	16,307
*	Adi Sarana Armada Tbk. PT	778,400	37,061
*	Agung Semesta Sejahtera Tbk. PT	1,060,900	453
*	Alam Sutera Realty Tbk. PT	6,226,300	50,503
*	Allo Bank Indonesia Tbk. PT	300,200	18,608
	Arwana Citramulia Tbk. PT	1,905,200	76,179
	Astra Agro Lestari Tbk. PT	250,667	100,094
	Astra Otoparts Tbk. PT	444,800	56,897
	Avia Avian Tbk. PT	1,460,000	45,744
*	Bank Amar Indonesia Tbk. PT	1,597,862	24,530
	Bank BTPN Syariah Tbk. PT	1,050,300	78,414
*	Bank Bukopin Tbk. PT	13,112,043	53,177
	Bank Central Asia Tbk. PT	5,426,900	3,263,109
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	17,197
*	Bank Jago Tbk. PT	348,800	45,883
	Bank Mandiri Persero Tbk. PT	8,347,888	3,528,458
*	Bank Mayapada International Tbk. PT	6,494,246	141,147
	Bank Maybank Indonesia Tbk. PT	6,214,700	93,205
*	Bank Nationalnobu Tbk. PT	515,300	23,979
	Bank Negara Indonesia Persero Tbk. PT	2,070,900	666,285
*	Bank Neo Commerce Tbk. PT	2,864,700	43,088
	Bank OCBC Nisp Tbk. PT	1,188,200	95,002
*	Bank Pan Indonesia Tbk. PT	1,458,800	99,826
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,601,943	99,960
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	63,494
	Bank Rakyat Indonesia Persero Tbk. PT	7,548,786	2,285,044
	Bank Syariah Indonesia Tbk. PT	2,572,261	416,665
	Bank Tabungan Negara Persero Tbk. PT	2,966,281	240,317
	Barito Pacific Tbk. PT	2,217,288	138,564
	BFI Finance Indonesia Tbk. PT	4,077,000	263,130
*	Bhakti Multi Artha Tbk. PT	120,700	2,972
*	Bintang Oto Global Tbk. PT	343,800	19,622
	BISI International Tbk. PT	932,700	108,124
	Blue Bird Tbk. PT	295,600	28,248
*	Buana Lintas Lautan Tbk. PT	8,333,400	58,803
*	Bukalapak.com Tbk. PT	25,282,400	201,117
*	Bumi Resources Minerals Tbk. PT	12,354,900	115,924
*	Bumi Serpong Damai Tbk. PT	2,174,000	123,958
*	Bumi Teknokultura Unggul Tbk. PT	2,771,100	1,519

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Capital Financial Indonesia Tbk. PT	1,627,000	$51,555
*	Cemindo Gemilang PT	648,400	44,444
	Chandra Asri Pacific Tbk. PT	205,000	95,408
	Charoen Pokphand Indonesia Tbk. PT	724,915	220,552
	Ciputra Development Tbk. PT	4,780,100	354,407
	Cisarua Mountain Dairy Tbk. PT	139,800	42,833
*	Citra Marga Nusaphala Persada Tbk. PT	1,345,302	128,656
	Dayamitra Telekomunikasi PT	2,060,800	72,159
	Dharma Satya Nusantara Tbk. PT	2,128,100	83,019
	Elnusa Tbk. PT	1,746,000	45,899
	Erajaya Swasembada Tbk. PT	5,078,600	126,073
	ESSA Industries Indonesia Tbk. PT	3,734,800	178,691
*	Gajah Tunggal Tbk. PT	418,200	29,938
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	98,854
	Hexindo Adiperkasa Tbk. PT	105,600	38,301
	Impack Pratama Industri Tbk. PT	2,994,200	65,202
	Indah Kiat Pulp & Paper Tbk. PT	804,200	462,863
	Indofood CBP Sukses Makmur Tbk. PT	286,200	191,301
	Indofood Sukses Makmur Tbk. PT	1,417,500	544,326
	Indomobil Sukses Internasional Tbk. PT	472,400	39,977
	Indosat Tbk. PT	330,000	223,011
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	125,598
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	721,100	8,194
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	170,484
	Jasa Marga Persero Tbk. PT	565,926	187,696
	Jaya Real Property Tbk. PT	562,800	23,182
*	Kapuas Prima Coal Tbk. PT	4,380,500	2,421
*	Kawasan Industri Jababeka Tbk. PT	8,814,068	66,144
	KMI Wire & Cable Tbk. PT	1,054,000	22,404
*	M Cash Integrasi PT	83,600	5,900
	Map Aktif Adiperkasa PT	3,588,000	174,125
	Matahari Department Store Tbk. PT	303,900	29,752
	Mayora Indah Tbk. PT	1,134,525	167,288
*	MD Pictures Tbk. PT	179,100	54,295
	Media Nusantara Citra Tbk. PT	2,884,200	55,669
*	Mega Manunggal Property Tbk. PT	619,800	10,503
*	Merdeka Copper Gold Tbk. PT	1,085,421	174,814
	Metrodata Electronics Tbk. PT	2,389,000	85,856
	Metropolitan Kentjana Tbk. PT	9,800	16,714
	Mitra Adiperkasa Tbk. PT	3,688,500	356,857
	Mitra Keluarga Karyasehat Tbk. PT	865,500	154,351
	Mitra Pinasthika Mustika Tbk. PT	665,400	42,112
*	MNC Digital Entertainment Tbk. PT	216,200	38,555
*	MNC Land Tbk. PT	10,467,300	39,916
	Mulia Industrindo Tbk. PT	1,559,300	36,806
	Nippon Indosari Corpindo Tbk. PT	471,744	32,938
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	303,863
*	Pacific Strategic Financial Tbk. PT	1,159,000	80,904
	Pakuwon Jati Tbk. PT	7,517,900	185,444
*	Panin Financial Tbk. PT	5,975,200	107,193
*	Paninvest Tbk. PT	637,500	33,721
*	Pantai Indah Kapuk Dua Tbk. PT	65,500	19,849
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,671,500	88,809
*††	Pool Advista Indonesia Tbk. PT	350,400	202
*	PP Persero Tbk. PT	995,000	25,601
	Prodia Widyahusada Tbk. PT	156,400	31,526
	Puradelta Lestari Tbk. PT	3,337,300	33,228
*	Quantum Clovera Investama Tbk. PT	3,259,900	1,791

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ramayana Lestari Sentosa Tbk. PT	1,095,400	$32,341
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Rukun Raharja Tbk. PT	251,800	21,293
	Salim Ivomas Pratama Tbk. PT	1,908,700	42,468
	Sampoerna Agro Tbk. PT	487,800	59,910
	Samudera Indonesia Tbk. PT	4,974,500	84,440
	Sarana Menara Nusantara Tbk. PT	7,567,100	373,870
	Sariguna Primatirta Tbk. PT	1,029,900	60,460
	Sawit Sumbermas Sarana Tbk. PT	1,628,300	106,160
	Selamat Sempurna Tbk. PT	1,169,600	129,563
*	Sinar Mas Multiartha Tbk. PT	16,500	14,518
*††	Sri Rejeki Isman Tbk. PT	6,771,700	11,401
	Steel Pipe Industry of Indonesia PT	1,516,900	26,132
	Sumber Alfaria Trijaya Tbk. PT	3,303,900	594,203
	Summarecon Agung Tbk. PT	4,993,220	157,743
	Surya Citra Media Tbk. PT	11,786,100	93,361
*	Surya Semesta Internusa Tbk. PT	2,192,100	144,000
*††	Suryainti Permata Tbk. PT	1,280,000	0
	Telkom Indonesia Persero Tbk. PT	1,090,800	211,461
	Telkom Indonesia Persero Tbk. PT, ADR	42,948	835,339
	Temas Tbk. PT	3,434,000	32,436
	Tempo Scan Pacific Tbk. PT	330,100	39,362
	Tower Bersama Infrastructure Tbk. PT	754,000	91,529
*††	Trada Alam Minera Tbk. PT	12,608,800	0
	Transcoal Pacific Tbk. PT	318,300	166,274
	Triputra Agro Persada PT	4,012,600	154,247
	Tunas Baru Lampung Tbk. PT	1,835,085	69,884
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,078,000	123,312
	Unilever Indonesia Tbk. PT	1,396,800	224,952
	Vale Indonesia Tbk. PT	619,800	161,816
*††	Waskita Beton Precast Tbk. PT	4,254,600	4,395
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,645
	Wijaya Karya Beton Tbk. PT	1,949,300	10,657
*††	Wijaya Karya Persero Tbk. PT	1,077,449	10,757
*	Wintermar Offshore Marine Tbk. PT	466,800	15,265
	XL Axiata Tbk. PT	3,041,649	461,563

TOTAL INDONESIA			23,657,781

KUWAIT — (0.5%)
	A’ayan Leasing & Investment Co. KSCP	315,251	172,810
	Agility Public Warehousing Co. KSC	261,331	267,858
	Al Ahli Bank of Kuwait KSCP	161,939	126,063
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	101,983	70,128
	Al-Eid Food KSC	60,795	35,495
	Ali Alghanim Sons Automotive Co. KSCC	22,462	80,289
*	Alimtiaz Investment Group KSC	438,888	67,477
	Arzan Financial Group for Financing & Investment KPSC	251,557	166,454
*	Asiya Capital Investments Co. KSCP	335,749	47,373
	Boubyan Bank KSCP	53,160	101,561
	Boubyan Petrochemicals Co. KSCP	114,482	255,477
	Boursa Kuwait Securities Co. KPSC	31,948	207,253
	Burgan Bank SAK	194,340	114,095
	Combined Group Contracting Co. SAK	41,185	58,645
	Commercial Facilities Co. SAKP	68,938	39,131
	Commercial Real Estate Co. KSC	376,084	163,462
	Gulf Bank KSCP	371,349	310,762
	Gulf Cables & Electrical Industries Group Co. KSCP	26,523	107,968
	Heavy Engineering & Ship Building Co. KSCP, Class B	47,681	131,305
	Humansoft Holding Co. KSC	33,856	318,354

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Integrated Holding Co. KCSC	85,708	$140,391
	Jazeera Airways Co. KSCP	32,853	124,145
	Kuwait Financial Centre SAK	71,459	28,973
	Kuwait International Bank KSCP	326,360	170,431
	Kuwait Real Estate Co. KSC	241,631	173,209
	Kuwait Telecommunications Co.	118,639	211,264
	Mabanee Co. KPSC	113,969	291,299
	Mezzan Holding Co. KSCC	59,259	142,237
	Mobile Telecommunications Co. KSCP	500,715	792,569
	National Bank of Kuwait SAKP	857,072	2,404,694
*	National Consumer Holding Co. SAK	70,870	25,516
	National Industries Group Holding SAK	456,106	318,076
	National Investments Co. KSCP	220,422	181,600
*	Privatization Holding Co. KSCP	96,075	11,842
	Salhia Real Estate Co. KSCP	116,882	165,674
	Securities House KSC	160,379	27,519
*	Sultan Center Food Products Co. KSC	4,567	1,630
	Warba Bank KSCP	507,356	311,029

TOTAL KUWAIT			8,364,058

MALAYSIA — (1.5%)
	Able Global Bhd.	41,700	15,167
	Aeon Co. M Bhd.	300,700	69,856
#	AEON Credit Service M Bhd.	90,180	134,177
	AFFIN Bank Bhd.	221,806	118,391
	Ajinomoto Malaysia Bhd.	7,500	30,510
	Alliance Bank Malaysia Bhd.	395,800	316,550
	Allianz Malaysia Bhd.	23,400	103,161
	AME Elite Consortium Bhd.	127,000	47,083
	AMMB Holdings Bhd.	474,375	416,986
	Ancom Nylex Bhd.	196,041	42,267
#	Apex Healthcare Bhd.	49,650	34,272
#	Astro Malaysia Holdings Bhd.	350,300	22,367
	Aurelius Technologies Bhd.	29,500	17,020
	Axiata Group Bhd.	741,048	438,797
#	Bank Islam Malaysia Bhd.	289,730	155,147
	Batu Kawan Bhd.	39,200	163,967
#	Berjaya Food Bhd.	300,172	42,753
#*	Bermaz Auto Bhd.	306,800	148,378
	Beshom Holdings Bhd.	94,811	18,076
*	Bumi Armada Bhd.	1,459,600	179,216
	Bursa Malaysia Bhd.	235,900	368,247
	Cahya Mata Sarawak Bhd.	334,800	77,006
#	CB Industrial Product Holding Bhd.	114,580	32,792
	CELCOMDIGI Bhd.	513,400	445,641
*	Chin Hin Group Bhd.	14,200	17,504
	CIMB Group Holdings Bhd.	1,062,649	1,468,612
#*	Coastal Contracts Bhd.	100,500	31,483
	CSC Steel Holdings Bhd.	104,200	30,741
	CTOS Digital Bhd.	341,800	100,844
	D&O Green Technologies Bhd.	146,000	101,203
#*	Dagang NeXchange Bhd.	936,800	77,248
#	Datasonic Group Bhd.	511,900	49,203
	Dayang Enterprise Holdings Bhd.	244,545	133,308
	Dialog Group Bhd.	351,414	177,024
	DRB-Hicom Bhd.	391,300	114,567
#	Duopharma Biotech Bhd.	139,397	34,446
	Dutch Lady Milk Industries Bhd.	6,400	44,081
*	Eastern & Oriental Bhd.	297,900	63,463

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Eco World Development Group Bhd.	361,200	$110,241
*	Ekovest Bhd.	793,150	73,578
	Farm Fresh Bhd.	180,000	55,409
	FGV Holdings Bhd.	177,600	51,255
#	Formosa Prosonic Industries Bhd.	83,700	50,417
	Fraser & Neave Holdings Bhd.	37,600	248,831
	Frontken Corp. Bhd.	399,650	328,845
	Gamuda Bhd.	299,574	332,986
	Gas Malaysia Bhd.	96,300	72,994
	Genting Plantations Bhd.	73,400	93,053
#	Globetronics Technology Bhd.	129,066	33,961
*	Greatech Technology Bhd.	81,900	77,048
	Guan Chong Bhd.	90,600	51,969
	HAP Seng Consolidated Bhd.	102,120	94,759
	Hap Seng Plantations Holdings Bhd.	101,200	39,217
*	Hartalega Holdings Bhd.	195,100	114,263
#*	Hengyuan Refining Co. Bhd.	61,100	38,936
#	Hextar Global Bhd.	334,560	63,745
	Hiap Teck Venture Bhd.	695,000	58,150
	Hong Leong Bank Bhd.	25,090	101,324
	Hong Leong Financial Group Bhd.	40,913	143,248
	Hong Leong Industries Bhd.	26,900	60,189
	HSS Engineers Bhd.	8,900	1,834
	Hume Cement Industries Bhd.	31,200	18,440
	Hup Seng Industries Bhd.	164,800	28,812
	IGB Bhd.	96,820	50,321
	IJM Corp. Bhd.	441,414	223,031
	Inari Amertron Bhd.	461,463	297,525
	IOI Corp. Bhd.	382,705	325,763
#	IOI Properties Group Bhd.	295,710	133,538
*	Iskandar Waterfront City Bhd.	181,700	28,381
#*	JAKS Resources Bhd.	727,080	20,523
	Jaya Tiasa Holdings Bhd.	239,505	62,603
	Keck Seng Malaysia Bhd.	49,000	59,277
	Kelington Group Bhd.	87,200	49,929
#	Kenanga Investment Bank Bhd.	262,900	59,874
	Kerjaya Prospek Group Bhd.	145,309	54,813
	Kim Loong Resources Bhd.	89,860	41,798
*	KNM Group Bhd.	277,084	3,789
	Kossan Rubber Industries Bhd.	503,000	231,781
	Kretam Holdings Bhd.	266,200	33,492
#*	KSL Holdings Bhd.	131,700	47,312
#	Kuala Lumpur Kepong Bhd.	87,172	421,067
	Lagenda Properties Bhd.	99,900	30,922
	LBS Bina Group Bhd.	391,772	56,123
#	Leong Hup International Bhd.	426,800	51,840
#*Ω	Lotte Chemical Titan Holding Bhd.	258,476	59,552
#	LPI Capital Bhd.	85,900	215,927
	Magni-Tech Industries Bhd.	96,933	44,859
	Mah Sing Group Bhd.	614,652	160,566
	Malayan Banking Bhd.	589,330	1,200,856
	Malayan Flour Mills Bhd.	285,450	39,431
	Malaysia Airports Holdings Bhd.	192,384	402,642
#	Malaysia Building Society Bhd.	690,095	113,919
#	Malaysia Smelting Corp. Bhd.	91,400	55,107
	Malaysian Pacific Industries Bhd.	30,363	191,928
	Malaysian Resources Corp. Bhd.	797,188	111,496
	Matrix Concepts Holdings Bhd.	383,075	146,733
#	Maxis Bhd.	365,000	280,352

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MBM Resources Bhd.	60,030	$61,906
	Media Prima Bhd.	328,100	32,865
	Mega First Corp. Bhd.	238,800	233,552
	Mi Technovation Bhd.	92,300	36,093
	MKH Bhd.	164,215	46,076
	MKH Oil Palm East Kalimantan Sdn Bhd.	23,459	3,023
	MNRB Holdings Bhd.	186,567	68,307
	MPHB Capital Bhd.	107,100	27,081
Ω	MR DIY Group M Bhd.	718,900	234,981
*	MSM Malaysia Holdings Bhd.	44,000	29,631
	Muda Holdings Bhd.	11,400	3,505
*	Muhibbah Engineering M Bhd.	254,850	50,377
	My EG Services Bhd.	1,538,735	300,773
*	Nylex Malaysia Bhd.	3,235	163
	OCK Group Bhd.	213,600	26,346
	Oriental Holdings Bhd.	109,500	156,506
	OSK Holdings Bhd.	402,763	123,023
#	PA Resources Bhd.	267,300	17,579
	Padini Holdings Bhd.	149,100	111,655
	Panasonic Manufacturing Malaysia Bhd.	7,300	29,051
	Pantech Group Holdings Bhd.	219,367	49,099
	Paramount Corp. Bhd.	122,940	28,325
	Pecca Group Bhd.	76,700	21,215
	Pentamaster Corp. Bhd.	137,500	122,590
	Perak Transit Bhd.	281,850	43,637
	Petron Malaysia Refining & Marketing Bhd.	41,100	42,448
#	PIE Industrial Bhd.	62,100	74,303
	Power Root Bhd.	45,500	16,492
	PPB Group Bhd.	92,260	303,939
	Press Metal Aluminium Holdings Bhd.	464,700	522,362
	Public Bank Bhd.	1,921,150	1,657,006
	QL Resources Bhd.	222,506	298,808
#	Ranhill Utilities Bhd.	213,099	49,814
	RCE Capital Bhd.	128,400	74,457
	REDtone Digital Bhd.	83,100	15,795
	RHB Bank Bhd.	380,482	437,974
	Sam Engineering & Equipment M Bhd.	58,500	60,065
*	Sapura Energy Bhd.	2,737,511	26,068
	Sarawak Oil Palms Bhd.	170,320	108,673
	Scientex Bhd.	226,400	199,096
	SFP Tech Holdings Bhd.	113,600	18,149
	Sime Darby Plantation Bhd.	468,349	437,372
#	Sime Darby Property Bhd.	1,114,700	227,917
#	SKP Resources Bhd.	363,500	77,504
*	Solarvest Holdings Bhd.	101,700	32,771
	SP Setia Bhd. Group.	590,168	179,708
#	Sunway Bhd.	290,900	214,069
#	Sunway Construction Group Bhd.	101,010	64,064
	Supermax Corp. Bhd.	416,374	74,072
#	Suria Capital Holdings Bhd.	55,420	24,900
#	Syarikat Takaful Malaysia Keluarga Bhd.	170,436	132,022
#	Ta Ann Holdings Bhd.	107,926	95,621
	Taliworks Corp. Bhd.	111,700	18,828
	Tan Chong Motor Holdings Bhd.	103,100	18,237
	TASCO Bhd.	114,500	20,037
	Telekom Malaysia Bhd.	140,763	182,427
	Thong Guan Industries Bhd.	95,800	41,311
	TIME dotCom Bhd.	195,500	211,308
#*	Tropicana Corp. Bhd.	229,628	72,029

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	TSH Resources Bhd.	423,400	$100,978
	Uchi Technologies Bhd.	115,170	95,627
	UEM Sunrise Bhd.	532,564	118,698
	United Malacca Bhd.	20,100	21,327
	United Plantations Bhd.	42,000	221,885
	UOA Development Bhd.	175,140	69,333
*	Uzma Bhd.	137,400	34,650
	Velesto Energy Bhd.	1,498,935	84,465
	ViTrox Corp. Bhd.	72,000	112,468
	VS Industry Bhd.	892,800	170,005
*	Wasco Bhd.	102,300	31,018
#	WCT Holdings Bhd.	392,235	43,044
	Wellcall Holdings Bhd.	160,650	52,428
	Westports Holdings Bhd.	140,900	115,417
	Yinson Holdings Bhd.	448,339	230,029
*	YNH Property Bhd.	169,208	16,805
	YTL Corp. Bhd.	760,647	491,793
#	YTL Power International Bhd.	254,900	244,359

TOTAL MALAYSIA			23,673,462

MEXICO — (2.7%)
	Alfa SAB de CV, Class A	1,529,960	1,119,957
	Alpek SAB de CV	25,062	18,565
*	Alsea SAB de CV	205,741	861,121
	America Movil SAB de CV, Class B	3,453,069	3,289,645
	Arca Continental SAB de CV	59,316	577,068
Ω	Banco del Bajio SA	369,622	1,366,225
#	Bolsa Mexicana de Valores SAB de CV	161,806	303,196
*	Cemex SAB de CV	728,874	576,521
*	Cemex SAB de CV, Sponsored ADR	178,620	1,412,884
	Cia Minera Autlan SAB de CV, Class B	25,536	14,907
	Coca-Cola Femsa SAB de CV, Sponsored ADR	5,019	497,634
	Coca-Cola Femsa SAB de CV	22,065	218,438
	Consorcio ARA SAB de CV	285,651	55,360
*	Controladora AXTEL SAB de CV	1,529,960	26,347
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	38,956	31,905
	Corp. Actinver SAB de CV	9,800	8,638
	Corp. Inmobiliaria Vesta SAB de CV	216,741	767,607
	Corp. Moctezuma SAB de CV	77,569	339,514
	Corporativo Fragua SAB de CV	214	9,594
	El Puerto de Liverpool SAB de CV, Class C1	42,829	342,442
#*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,624	5,737
	Fomento Economico Mexicano SAB de CV	166,232	1,955,106
	GCC SAB de CV	18,172	204,667
	Gentera SAB de CV	675,890	1,084,217
	Gruma SAB de CV, Class B	33,443	655,966
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	1,132,163
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,359	610,767
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	25,323	462,623
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,714	934,973
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	364,393
#	Grupo Bimbo SAB de CV, Class A	240,283	1,004,572
	Grupo Carso SAB de CV	84,645	662,109
	Grupo Comercial Chedraui SA de CV	78,207	575,867
	Grupo Elektra SAB de CV	2,722	175,580
	Grupo Financiero Banorte SAB de CV, Class O	332,658	3,299,633
*	Grupo Financiero Inbursa SAB de CV, Class O	279,873	771,292
	Grupo Herdez SAB de CV	47,842	134,974

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Hotelero Santa Fe SAB de CV	21,807	$4,506
	Grupo Industrial Saltillo SAB de CV	114,458	149,196
	Grupo Mexico SAB de CV, Class B	550,324	3,400,744
*	Grupo Pochteca SAB de CV	35,990	15,105
#	Grupo Rotoplas SAB de CV	53,667	89,817
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	92,049
*	Grupo Simec SAB de CV, Class B	38,410	408,074
#	Grupo Televisa SAB	725,130	426,254
*Ω	Grupo Traxion SAB de CV	129,609	217,594
*	Hoteles City Express SAB de CV	142,008	37,552
*	Industrias CH SAB de CV, Class B	98,329	1,062,056
#*	Industrias Penoles SAB de CV	38,695	553,565
	Kimberly-Clark de Mexico SAB de CV, Class A	359,226	749,875
	KUO SAB De CV, Class B	28,603	70,962
	La Comer SAB de CV	227,745	487,244
	Megacable Holdings SAB de CV	388,643	1,134,343
*	Minera Frisco SAB de CV, Class A1	658,986	133,099
*Ω	Nemak SAB de CV	942,675	163,434
#*	Ollamani SAB	36,256	74,096
	Operadora De Sites Mexicanos SAB de CV, Class A	86,213	97,331
	Orbia Advance Corp. SAB de CV	505,280	827,054
*	Organizacion Cultiba SAB de CV	24,314	14,832
	Organizacion Soriana SAB de CV, Class B	220,844	437,672
	Promotora y Operadora de Infraestructura SAB de CV	88,500	886,459
	Promotora y Operadora de Infraestructura SAB de CV, Class L	17,304	123,234
	Qualitas Controladora SAB de CV	38,294	500,729
	Regional SAB de CV	110,786	996,319
#*	Sitios Latinoamerica SAB de CV	326,340	101,346
*	Vista Energy SAB de CV, ADR	32,384	1,397,370
*	Vista Energy SAB de CV	2,091	91,546
	Vitro SAB de CV, Class A	86,697	44,536
	Wal-Mart de Mexico SAB de CV	419,691	1,564,279

TOTAL MEXICO			42,224,479

PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	15,794	273,236
	Credicorp Ltd.	3,722	616,400
*	Fossal SAA, ADR	2	8
	Intercorp Financial Services, Inc.	4,492	95,770

TOTAL PERU			985,414

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	437,000	68,159
	Apex Mining Co., Inc.	1,119,000	63,418
*	Atlas Consolidated Mining & Development Corp.	602,000	46,832
	Ayala Corp.	25,766	273,883
	Ayala Land, Inc.	292,960	145,226
*	AyalaLand Logistics Holdings Corp.	481,300	15,934
	Bank of the Philippine Islands	289,830	639,601
	BDO Unibank, Inc.	394,219	1,010,394
*	Cebu Air, Inc.	77,060	38,129
	Cebu Landmasters, Inc.	465,178	21,711
	Century Pacific Food, Inc.	442,600	290,394
	China Banking Corp.	382,037	258,633
*	Converge Information & Communications Technology Solutions, Inc.	1,063,200	172,648
	Cosco Capital, Inc.	908,900	73,270
	D&L Industries, Inc.	820,700	88,830
*	DITO CME Holdings Corp.	1,352,000	51,724

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	DoubleDragon Corp.	395,590	$53,984
	Filinvest Development Corp.	301,500	29,395
	Filinvest Land, Inc.	4,402,000	55,653
	First Philippine Holdings Corp.	137,850	155,633
	Global Ferronickel Holdings, Inc.	762,228	24,708
	Globe Telecom, Inc.	8,335	255,940
	GT Capital Holdings, Inc.	31,499	348,134
*	Integrated Micro-Electronics, Inc.	322,160	9,403
	International Container Terminal Services, Inc.	105,880	605,571
	JG Summit Holdings, Inc.	407,028	237,652
	Jollibee Foods Corp.	79,300	322,439
	Keepers Holdings, Inc.	180,000	4,516
	MacroAsia Corp.	197,440	15,560
	Manila Electric Co.	25,860	165,193
	Manila Water Co., Inc.	520,500	223,584
	Max’s Group, Inc.	134,400	7,380
	Megaworld Corp.	4,257,600	134,778
	Metropolitan Bank & Trust Co.	551,865	667,754
Ω	Monde Nissin Corp.	251,500	46,378
	Nickel Asia Corp.	1,764,600	122,862
	Petron Corp.	1,456,800	75,582
	Philcomsat Holdings Corp.	27,762	51,406
	Philex Mining Corp.	819,300	42,950
*	Philippine National Bank	176,952	66,519
*	Philippine Seven Corp.	20,200	30,259
	Philippine Stock Exchange, Inc.	5,304	17,933
*	Phoenix Petroleum Philippines, Inc.	189,140	13,208
	PLDT, Inc., Sponsored ADR	1,138	27,028
	PLDT, Inc.	11,925	277,713
	Puregold Price Club, Inc.	518,160	212,236
	RFM Corp.	532,000	29,820
	Rizal Commercial Banking Corp.	339,756	133,597
	Robinsons Land Corp.	884,066	238,291
	Robinsons Retail Holdings, Inc.	128,890	80,119
	Security Bank Corp.	160,576	198,325
	Shakey’s Pizza Asia Ventures, Inc.	93,500	15,737
*	Shell Pilipinas Corp.	226,990	42,208
	SM Investments Corp.	12,835	210,732
	SM Prime Holdings, Inc.	534,212	258,134
	SSI Group, Inc.	238,000	17,827
	Synergy Grid & Development Phils, Inc.	367,800	62,920
*	Top Frontier Investment Holdings, Inc.	3,602	5,256
	Union Bank of the Philippines	200,483	133,436
	Universal Robina Corp.	188,480	336,532
	Vista Land & Lifescapes, Inc.	1,905,400	49,454
	Vistamalls, Inc.	78,400	3,139
	Wilcon Depot, Inc.	459,300	132,651

TOTAL PHILIPPINES			9,508,315

POLAND — (1.1%)
*	11 bit studios SA	278	38,162
	AB SA	4,499	97,278
*	Agora SA	16,251	41,504
*	Alior Bank SA	47,922	1,220,826
*Ω	Allegro.eu SA	15,797	131,686
*	Amica SA	2,295	40,114
	Apator SA	7,981	28,869
	Arctic Paper SA	13,128	66,255
	ASBISc Enterprises PLC	15,181	91,570

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Asseco Poland SA	23,667	$465,127
#	Asseco South Eastern Europe SA	5,768	70,958
	Auto Partner SA	25,348	168,444
	Bank Handlowy w Warszawie SA	7,422	204,508
*	Bank Millennium SA	207,029	471,381
*	Bank Ochrony Srodowiska SA	27,288	106,631
	Bank Polska Kasa Opieki SA	31,431	1,301,253
	Benefit Systems SA	742	503,326
*	Bioton SA	12,311	10,732
	Boryszew SA	48,112	73,330
	Budimex SA	4,184	707,778
*	CCC SA	5,425	125,751
	CD Projekt SA	1,559	45,355
	Celon Pharma SA	5,344	19,970
#*	CI Games SA	22,569	8,182
#	Cognor Holding SA	102,333	209,660
	ComArch SA	1,509	90,116
	Cyber Folks SA	2,157	59,240
#*	Cyfrowy Polsat SA	62,109	153,063
	Develia SA	172,377	281,887
*Ω	Dino Polska SA	5,898	565,043
	Dom Development SA	3,585	155,739
	Echo Investment SA	52,622	60,777
#	Erbud SA	1,249	12,971
*	Fabryki Mebli Forte SA	8,318	47,194
	Globe Trade Centre SA	52,134	68,320
*	Grenevia SA	95,610	57,191
*	Grupa Azoty SA	9,116	49,238
	Grupa Kety SA	4,116	852,895
	ING Bank Slaski SA	5,162	403,870
	Inter Cars SA	2,487	326,175
	KGHM Polska Miedz SA	22,962	789,425
	KRUK SA	4,327	491,854
	LPP SA	188	724,400
*	mBank SA	3,945	662,518
*	Mercator Medical SA	718	7,507
	Mirbud SA	33,062	80,247
	Mo-BRUK SA	777	62,139
#*	Mostostal Zabrze SA	9,888	10,932
	Neuca SA	549	123,314
	Orange Polska SA	120,912	233,728
	ORLEN SA	139,574	2,275,668
	PCC Rokita SA	1,073	26,873
#*	Pepco Group NV	12,599	59,401
	PlayWay SA	504	37,498
*	Polimex-Mostostal SA	34,390	29,583
	Powszechna Kasa Oszczednosci Bank Polski SA	43,330	643,326
	Powszechny Zaklad Ubezpieczen SA	71,974	905,857
	Santander Bank Polska SA	890	121,959
*	Selvita SA	2,662	45,677
	Stalexport Autostrady SA	50,770	36,520
	Synektik SA	1,788	56,977
	TEN Square Games SA	1,011	21,442
	Text SA	2,715	60,117
*	Torpol SA	7,289	56,504
	Unimot SA	1,266	40,824
#	Votum SA	3,220	35,556
	VRG SA	93,660	76,075
	Warsaw Stock Exchange	4,693	51,976

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Wawel SA	61	$9,515
	Wirtualna Polska Holding SA	6,453	191,049
Ω	XTB SA	17,331	270,849

TOTAL POLAND			17,671,679

QATAR — (0.8%)
*	Aamal Co.	913,228	195,821
	Al Khaleej Takaful Group QSC	80,914	57,126
	Al Meera Consumer Goods Co. QSC	35,928	129,530
	Alijarah Holding Co. QPSC	109,752	20,842
	Baladna	378,513	140,240
	Barwa Real Estate Co.	914,065	704,373
	Commercial Bank PSQC	707,020	805,884
	Doha Bank QPSC	1,077,832	442,485
	Doha Insurance Co. QSC	98,245	64,422
*	Estithmar Holding QPSC	488,986	275,107
	Gulf International Services QSC	612,447	464,592
	Gulf Warehousing Co.	202,601	183,944
	Industries Qatar QSC	82,762	277,665
*	Lesha Bank LLC	638,927	232,783
	Mannai Corp. QSC	116,821	123,462
	Masraf Al Rayan QSC	808,009	556,815
	Mazaya Real Estate Development QPSC	247,327	44,091
	Mesaieed Petrochemical Holding Co.	535,113	282,061
	Ooredoo QPSC	299,563	821,910
	Qatar Aluminum Manufacturing Co.	1,183,348	458,595
	Qatar Electricity & Water Co. QSC	67,815	284,489
	Qatar Fuel QSC	67,797	268,859
	Qatar Industrial Manufacturing Co. QSC	102,204	73,774
	Qatar Insurance Co. SAQ	785,010	487,816
	Qatar International Islamic Bank QSC	146,531	404,520
	Qatar Islamic Bank SAQ	85,833	431,046
	Qatar Islamic Insurance Group	24,888	57,786
	Qatar National Bank QPSC	862,234	3,282,772
	Qatar Navigation QSC	290,313	842,175
	QLM Life & Medical Insurance Co. WLL	34,862	18,378
	Salam International Investment Ltd. QSC	439,066	76,028
	United Development Co. QSC	861,553	259,904
	Vodafone Qatar QSC	1,147,594	558,147
*	Widam Food Co.	19,080	11,789
	Zad Holding Co.	34,130	130,985

TOTAL QATAR			13,470,216

RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC, GDR	6,402	0
*††	Rostelecom PJSC, Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC, Sponsored ADR	286,504	0
*††	VTB Bank PJSC, GDR	431,770	0

SAUDI ARABIA — (3.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	125,809	87,687
	Abdullah Al Othaim Markets Co.	181,860	602,967
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	8,525	71,603
	Advanced Petrochemical Co.	44,422	506,461
	Al Babtain Power & Telecommunication Co.	17,873	196,411
*	Al Gassim Investment Holding Co.	3,618	17,680
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,483	67,606

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Jouf Agricultural Development Co.	5,970	$81,794
*	Al Kathiri Holding Co.	23,027	17,977
*	Al Khaleej Training & Education Co.	7,927	69,516
	Al Masane Al Kobra Mining Co.	9,409	149,259
	Al Moammar Information Systems Co.	6,154	257,798
	Al Rajhi Bank	264,647	5,628,845
*	Al Rajhi Co. for Co-operative Insurance	9,308	327,368
*	Al Sagr Cooperative Insurance Co.	3,018	25,048
*	Al Yamamah Steel Industries Co.	5,681	63,001
*	AlAbdullatif Industrial Investment Co.	16,866	78,368
	Alamar Foods	4,715	117,897
	Alandalus Property Co.	14,474	107,120
	Alaseel Co.	64,296	88,950
*	Al-Baha Development & Investment Co.	587,100	21,806
	Aldrees Petroleum & Transport Services Co.	16,486	735,917
*	Al-Etihad Cooperative Insurance Co.	8,113	57,107
	Alinma Bank	198,062	1,756,914
*	AlJazira Takaful Ta’awuni Co.	15,813	77,930
*	AlKhorayef Water & Power Technologies Co.	3,191	198,262
*	Allianz Saudi Fransi Cooperative Insurance Co.	20,358	113,732
*	Allied Cooperative Insurance Group	12,467	62,459
	Almarai Co. JSC	53,342	806,950
	Almunajem Foods Co.	7,091	227,037
*	Alujain Corp.	15,476	185,189
*	Amana Cooperative Insurance Co.	10,982	40,466
	Amlak International Finance Co.	19,364	73,708
	Arab National Bank	159,674	1,312,417
*	Arabia Insurance Cooperative Co.	12,772	56,163
	Arabian Contracting Services Co.	5,928	345,289
	Arabian Internet & Communications Services Co.	7,173	663,352
*	Arabian Pipes Co.	1,912	92,798
*	Arabian Shield Cooperative Insurance Co.	16,885	101,922
	Arriyadh Development Co.	40,943	254,955
	Astra Industrial Group	15,342	710,252
	Ataa Educational Co.	6,276	118,605
	Baazeem Trading Co.	1,523	28,361
	Bank AlBilad	118,893	1,130,122
*	Bank Al-Jazira	167,650	722,740
	Banque Saudi Fransi	85,923	838,428
	Basic Chemical Industries Ltd.	5,959	54,982
*	Batic Investments & Logistic Co.	88,620	75,426
	Bawan Co.	16,280	205,299
	BinDawood Holding Co.	98,390	247,972
	Bupa Arabia for Cooperative Insurance Co.	15,731	1,012,673
*	Buruj Cooperative Insurance Co.	6,528	39,093
	Catrion Catering Holding Co.	16,632	559,638
	Cenomi Centers	37,160	247,863
*	Chubb Arabia Cooperative Insurance Co.	5,760	50,668
	Co. for Cooperative Insurance	18,053	716,480
*	Dar Al Arkan Real Estate Development Co.	238,470	844,279
	East Pipes Integrated Co. for Industry	3,654	139,455
	Electrical Industries Co.	279,240	351,462
	Etihad Etisalat Co.	156,308	2,163,639
*	Fawaz Abdulaziz Al Hokair & Co., Class C	21,476	65,747
	Fitaihi Holding Group	52,820	57,075
*	Gulf General Cooperative Insurance Co.	12,162	50,547
	Gulf Insurance Group	13,525	135,577
*	Gulf Union Cooperative Insurance Co.	18,645	114,048
	Herfy Food Services Co.	13,155	111,753

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Jarir Marketing Co.	159,400	$574,563
*	Jazan Development & Investment Co.	15,726	69,154
	L’Azurde Co. for Jewelry	22,713	93,562
	Leejam Sports Co. JSC	10,386	579,751
*	Liva Insurance Co.	7,553	41,185
	Maharah Human Resources Co.	60,796	102,052
*	Malath Cooperative Insurance Co.	10,206	53,579
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	24,548	177,115
*	Methanol Chemicals Co.	16,290	73,334
	Middle East Paper Co.	9,830	111,175
*	Middle East Specialized Cables Co.	12,928	114,407
	Mobile Telecommunications Co. Saudi Arabia	328,876	1,058,636
*	Nama Chemicals Co.	4,008	33,728
*	Naseej International Trading Co.	1,309	28,433
*	National Agriculture Development Co.	73,454	685,216
	National Co. for Glass Industries	7,664	88,872
	National Co. for Learning & Education	3,840	154,281
	National Gas & Industrialization Co.	12,876	291,233
*	National Metal Manufacturing & Casting Co.	9,764	51,180
	Nayifat Finance Co.	39,061	147,687
*	Rabigh Refining & Petrochemical Co.	171,398	343,624
*	Raydan Food Co.	2,688	20,469
	Retal Urban Development Co.	71,081	173,646
	Riyad Bank	223,768	1,649,936
	SABIC Agri-Nutrients Co.	57,814	1,781,562
	Sahara International Petrochemical Co.	117,555	1,074,426
*	Saudi Arabian Amiantit Co.	17,302	133,029
*	Saudi Arabian Cooperative Insurance Co.	7,745	40,790
*	Saudi Arabian Mining Co.	145,382	1,959,789
	Saudi Automotive Services Co.	12,855	285,458
	Saudi Awwal Bank	152,123	1,650,824
	Saudi Basic Industries Corp.	77,396	1,743,756
	Saudi Ceramic Co.	19,633	184,546
*	Saudi Co. For Hardware CJSC	7,027	67,871
*	Saudi Enaya Cooperative Insurance Co.	4,826	22,611
*	Saudi Industrial Development Co.	11,292	31,043
	Saudi Industrial Investment Group	116,936	721,926
	Saudi Investment Bank	189,356	850,572
*	Saudi Kayan Petrochemical Co.	308,136	769,005
	Saudi Marketing Co.	13,951	96,897
	Saudi National Bank	481,783	4,822,868
	Saudi Paper Manufacturing Co.	6,278	126,646
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	21,416	212,610
*	Saudi Printing & Packaging Co., Class C	6,485	26,422
*	Saudi Public Transport Co.	27,268	146,862
*	Saudi Real Estate Co.	50,888	305,677
*	Saudi Reinsurance Co.	15,387	112,417
*	Saudi Research & Media Group	14,404	920,761
*	Saudi Steel Pipe Co.	4,989	109,259
	Saudi Tadawul Group Holding Co.	2,366	166,989
	Saudi Telecom Co.	459,501	4,610,761
*	Saudi Vitrified Clay Pipe Co. Ltd.	2,248	27,047
	Saudia Dairy & Foodstuff Co.	5,302	516,524
	Savola Group	97,188	1,305,977
*	Scientific & Medical Equipment House Co.	4,930	68,735
*	Seera Group Holding	63,072	459,094
	SHL Finance Co.	27,052	116,697
*	Sinad Holding Co.	33,006	116,961
	Sumou Real Estate Co.	2,475	41,153

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Sustained Infrastructure Holding Co.	24,005	$242,436
*	Tabuk Agriculture	6,681	34,127
*	Takween Advanced Industries Co.	14,728	55,218
	Tanmiah Food Co.	2,784	103,477
	Theeb Rent A Car Co.	10,087	183,675
*	United Co.-operative Assurance Co.	10,375	34,481
	United Electronics Co.	15,439	407,410
	United International Transportation Co.	20,025	445,671
	United Wire Factories Co.	5,844	51,567
*	Walaa Cooperative Insurance Co.	14,251	116,270
*	Wataniya Insurance Co.	8,381	67,882
	Yanbu National Petrochemical Co.	33,393	345,101
	Zahrat Al Waha For Trading Co., Class C	3,736	42,852
*	Zamil Industrial Investment Co.	11,799	64,167

TOTAL SAUDI ARABIA			61,078,630

SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	1,644,000	0

SOUTH AFRICA — (2.7%)
	Absa Group Ltd.	196,897	1,518,287
	Adcock Ingram Holdings Ltd.	36,601	107,738
	Advtech Ltd.	314,506	478,329
	AECI Ltd.	70,920	353,174
	Afrimat Ltd.	46,403	158,157
	Alexander Forbes Group Holdings Ltd.	187,471	63,408
	Altron Ltd., Class A	122,825	74,186
	Anglo American Platinum Ltd.	7,740	269,623
*	Astral Foods Ltd.	18,132	142,643
#*	Aveng Ltd.	62,877	20,969
#	AVI Ltd.	139,425	641,860
	Barloworld Ltd.	95,505	438,839
	Bid Corp. Ltd.	36,442	833,287
	Bidvest Group Ltd.	76,789	1,001,408
*	Blue Label Telecoms Ltd.	310,079	70,551
*	Brait PLC	400,143	27,681
	Capitec Bank Holdings Ltd.	6,546	810,151
	Cashbuild Ltd.	5,673	46,564
	Caxton & CTP Publishers & Printers Ltd.	26,485	14,559
	City Lodge Hotels Ltd.	170,526	37,561
	Clicks Group Ltd.	62,711	975,707
	Coronation Fund Managers Ltd.	84,403	136,630
	Curro Holdings Ltd.	68,507	39,093
	DataTec Ltd.	113,589	219,626
Ω	Dis-Chem Pharmacies Ltd.	168,787	293,812
	Discovery Ltd.	92,607	589,968
	DRDGOLD Ltd., Sponsored ADR	5,808	45,302
	DRDGOLD Ltd.	84,660	67,130
	Famous Brands Ltd.	27,058	79,043
	FirstRand Ltd.	714,104	2,465,194
	Foschini Group Ltd.	184,218	972,633
#	Gold Fields Ltd., Sponsored ADR	164,764	2,664,234
	Grindrod Ltd.	340,259	234,634
	Harmony Gold Mining Co. Ltd.	39,235	339,627
	Harmony Gold Mining Co. Ltd., Sponsored ADR	189,040	1,620,073
	Hudaco Industries Ltd.	13,408	119,480
	Impala Platinum Holdings Ltd.	213,522	950,504
	Investec Ltd.	36,951	235,758
	Italtile Ltd.	167,964	84,703

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	JSE Ltd.	28,314	$129,125
*	KAP Ltd.	1,555,097	212,176
	Kumba Iron Ore Ltd.	14,253	349,386
	Lewis Group Ltd.	26,714	62,562
*	Metair Investments Ltd.	63,347	39,428
	Momentum Metropolitan Holdings	844,400	919,110
	Motus Holdings Ltd.	102,148	452,366
	Mpact Ltd.	67,311	91,185
	Mr Price Group Ltd.	99,533	922,124
	MTN Group Ltd.	398,016	1,907,614
*	MultiChoice Group	128,091	818,703
	Naspers Ltd., Class N	5,776	1,105,397
	Nedbank Group Ltd.	108,045	1,313,737
	NEPI Rockcastle NV	106,970	718,981
	Ninety One Ltd.	88,763	183,580
	Northam Platinum Holdings Ltd.	92,457	612,590
	Oceana Group Ltd.	44,494	179,396
#	Old Mutual Ltd.	1,918,696	1,127,326
	Omnia Holdings Ltd.	101,675	288,639
	OUTsurance Group Ltd.	27,186	58,445
#Ω	Pepkor Holdings Ltd.	590,053	556,625
	Pick n Pay Stores Ltd.	109,082	116,730
	PSG Financial Services Ltd.	343,202	275,243
	Raubex Group Ltd.	86,543	139,550
	RFG Holdings Ltd.	55,653	39,722
	Sanlam Ltd.	235,264	851,039
	Santam Ltd.	18,796	299,711
	Sappi Ltd.	336,651	904,380
	Shoprite Holdings Ltd.	92,955	1,240,234
	Sibanye Stillwater Ltd.	534,672	610,248
#	Sibanye Stillwater Ltd., ADR	20,876	97,075
*	Southern Sun Ltd.	109,709	30,073
*	SPAR Group Ltd.	72,390	372,966
#	Spur Corp. Ltd.	47,027	75,859
	Stadio Holdings Ltd.	92,501	23,113
	Standard Bank Group Ltd.	225,166	2,114,476
	Super Group Ltd.	247,204	365,967
*	Telkom SA SOC Ltd.	164,059	207,052
	Tiger Brands Ltd.	59,820	650,699
*	Transaction Capital Ltd.	200,339	28,933
	Truworths International Ltd.	164,068	655,886
	Vodacom Group Ltd.	117,757	563,509
*	We Buy Cars Pty. Ltd.	65,467	69,532
	Wilson Bayly Holmes-Ovcon Ltd.	25,843	190,957
	Woolworths Holdings Ltd.	249,483	798,903
*	Zeda Ltd.	134,033	83,713

TOTAL SOUTH AFRICA			42,096,191

SOUTH KOREA — (12.2%)
*	3S Korea Co. Ltd.	8,243	15,399
	ABco Electronics Co. Ltd.	1,753	15,265
	Able C&C Co. Ltd.	6,004	30,804
*	Abpro Bio Co. Ltd.	45,652	16,784
*	ADTechnology Co. Ltd.	2,141	60,259
	Advanced Nano Products Co. Ltd.	877	73,293
	Advanced Process Systems Corp.	6,270	157,079
	Aekyung Chemical Co. Ltd.	6,856	61,346
	Aekyung Industrial Co. Ltd.	4,364	65,218
*	Agabang&Company	11,629	42,614

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ahnlab, Inc.	1,478	$67,595
*	Air Busan Co. Ltd.	19,164	37,312
	AJ Networks Co. Ltd.	6,444	22,322
	Ajin Industrial Co. Ltd.	15,410	44,162
	AK Holdings, Inc.	2,900	31,740
*	Alteogen, Inc.	1,460	185,996
*	ALUKO Co. Ltd.	29,610	70,741
*	Amicogen, Inc.	5,986	33,028
*	Aminologics Co. Ltd.	10,765	11,598
*	Amo Greentech Co. Ltd.	4,498	33,644
	Amorepacific Corp.	2,764	336,891
	Amorepacific Group	6,926	167,200
*	Amotech Co. Ltd.	5,426	29,146
*	Anam Electronics Co. Ltd.	28,466	38,422
*	Ananti, Inc.	34,018	155,994
*	Anapass, Inc.	998	15,415
*	Anterogen Co. Ltd.	2,438	25,275
	Aplus Asset Advisor Co. Ltd.	5,743	16,099
*	APS, Inc.	5,387	27,959
*	Aroot Co. Ltd.	25,816	7,322
	Asia Pacific Satellite, Inc.	1,533	19,230
	Asia Paper Manufacturing Co. Ltd.	11,730	71,916
	Atec Co. Ltd.	1,127	11,835
	Atinum Investment Co. Ltd.	16,983	34,377
	Avaco Co. Ltd.	2,325	30,418
	Avatec Co. Ltd.	1,270	11,446
	Baiksan Co. Ltd.	8,600	85,382
*	Beno Tnr, Inc.	4,734	14,369
	BGF Co. Ltd.	15,592	42,419
	BGF retail Co. Ltd.	3,065	288,955
	BGFecomaterials Co. Ltd.	10,866	31,398
	BH Co. Ltd.	15,869	198,287
*	BHI Co. Ltd.	7,679	47,913
*	Binex Co. Ltd.	7,481	75,237
	Binggrae Co. Ltd.	3,085	158,837
	Bio Plus Co. Ltd.	10,739	49,772
*	Biodyne Co. Ltd.	6,355	41,458
*	Bioneer Corp.	2,941	64,148
	BIT Computer Co. Ltd.	4,460	19,464
	Bixolon Co. Ltd.	3,947	15,413
*	BNC Korea Co. Ltd.	17,845	82,726
	BNK Financial Group, Inc.	98,034	591,874
	Boditech Med, Inc.	4,522	51,915
	BoKwang Industry Co. Ltd.	5,306	20,659
	Bookook Securities Co. Ltd.	1,360	23,837
*	Bosung Power Technology Co. Ltd.	5,041	11,905
	Brand X Co. Ltd.	5,593	20,131
*	Bubang Co. Ltd.	8,545	12,187
*††	Bucket Studio Co. Ltd.	16,344	2,554
*	Bukwang Pharmaceutical Co. Ltd.	6,443	29,552
*	BusinessOn Communication Co. Ltd.	1,802	18,608
	BYC Co. Ltd.	1,390	39,222
	Byucksan Corp.	18,730	30,367
*	C&C International Corp.	1,155	70,350
	C&G Hi Tech Co. Ltd.	1,061	13,878
*	Cafe24 Corp.	4,414	47,963
*	CammSys Corp.	33,312	33,804
	Camus Engineering & Construction, Inc.	20,344	22,334
	Cape Industries Ltd.	7,657	31,194

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Caregen Co. Ltd.	5,450	$85,828
*	Celltrion Pharm, Inc.	2,981	205,783
	Cheil Worldwide, Inc.	26,065	355,502
	Chemtronics Co. Ltd.	1,897	38,181
*	Chemtros Co. Ltd.	3,277	16,100
	Cheryong Electric Co. Ltd.	4,562	202,533
*	ChinHung International, Inc.	46,523	31,976
	Chinyang Holdings Corp.	9,810	23,236
*	Chips&Media, Inc.	3,500	54,388
*	Choil Aluminum Co. Ltd.	23,460	40,057
	Chong Kun Dang Pharmaceutical Corp.	2,803	210,355
	Choong Ang Vaccine Laboratory	2,468	19,379
*††	Chorokbaem Media Co. Ltd.	6,960	5,101
*	Chunbo Co. Ltd.	765	42,523
*	CJ Bioscience, Inc.	1,625	17,296
*	CJ CGV Co. Ltd.	37,924	157,012
	CJ CheilJedang Corp.	3,674	890,529
	CJ Corp.	5,972	547,652
*	CJ ENM Co. Ltd.	6,161	337,065
	CJ Freshway Corp.	4,127	68,139
	CJ Logistics Corp.	4,090	360,802
*	CKD Bio Corp.	1,229	21,575
	Classys, Inc.	5,466	148,758
	CLIO Cosmetics Co. Ltd.	1,429	36,096
*	Com2uS Holdings Corp.	1,402	30,186
	Com2uSCorp.	3,864	110,917
*	Connectwave Co. Ltd.	3,534	45,530
*	ContentreeJoongAng Corp.	2,874	27,734
*	Corentec Co. Ltd.	1,484	9,870
*	COSMAX NBT, Inc.	2,176	7,115
	Cosmax, Inc.	3,076	310,342
*	Cosmecca Korea Co. Ltd.	2,209	56,642
*	CosmoAM&T Co. Ltd.	4,107	443,550
*	Cosmochemical Co. Ltd.	4,734	108,270
	Coway Co. Ltd.	21,620	866,236
	COWELL FASHION Co. Ltd.	6,517	15,015
	Cowintech Co. Ltd.	2,887	47,981
	CR Holdings Co. Ltd.	12,587	54,860
	Creas F&C Co. Ltd.	5,074	30,653
*	Creative & Innovative System	6,808	55,885
	Creverse, Inc.	2,158	29,577
*	CrystalGenomics Invites Co. Ltd.	9,498	20,564
*	CS Bearing Co. Ltd.	3,290	19,174
	CS Wind Corp.	8,116	304,112
*	CTC BIO, Inc.	2,673	15,675
*	Cube Entertainment, Inc.	1,866	19,762
	Cuckoo Holdings Co. Ltd.	3,956	55,992
	Cuckoo Homesys Co. Ltd.	5,138	85,751
*	Curexo, Inc.	2,707	23,704
	Cymechs, Inc.	2,466	37,386
	D.I Corp.	5,094	72,325
*	DA Technology Co. Ltd.	29,845	4,384
	Dae Hwa Pharmaceutical Co. Ltd.	3,569	28,461
	Dae Won Kang Up Co. Ltd.	23,068	95,600
*	Dae Young Packaging Co. Ltd.	25,788	23,524
*††	Dae Yu Co. Ltd.	6,267	1,954
*	Daea TI Co. Ltd.	7,647	16,979
*	Daebo Magnetic Co. Ltd.	1,160	21,004
*	Daechang Co. Ltd.	33,874	38,683

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daechang Forging Co. Ltd.	7,013	$33,770
	Daedong Corp.	11,227	96,997
	Daeduck Co. Ltd.	9,954	45,267
	Daeduck Electronics Co. Ltd.	19,643	325,934
	Daehan Flour Mill Co. Ltd.	512	50,787
	Daehan Steel Co. Ltd.	6,724	68,026
*	Dae-Il Corp.	10,593	44,831
*	Daejoo Electronic Materials Co. Ltd.	1,371	91,949
	Daesang Corp.	12,237	193,615
	Daesang Holdings Co. Ltd.	6,972	43,669
	Daesung Energy Co. Ltd.	2,270	14,383
*	Daesung Industrial Co. Ltd.	9,382	25,803
*	Daesung Private Equity, Inc.	2,638	3,843
	Daewon Media Co. Ltd.	4,416	32,536
	Daewon Pharmaceutical Co. Ltd.	7,986	86,233
	Daewon San Up Co. Ltd.	6,131	29,108
*	Daewoo Engineering & Construction Co. Ltd.	118,177	325,617
	Daewoong Co. Ltd.	11,097	150,864
	Daewoong Pharmaceutical Co. Ltd.	1,505	121,402
	Daihan Pharmaceutical Co. Ltd.	2,228	45,750
	Daishin Securities Co. Ltd.	13,697	155,182
*	Danal Co. Ltd.	31,311	87,822
	Daol Investment & Securities Co. Ltd.	15,603	35,797
	Daou Data Corp.	9,249	83,046
	Daou Technology, Inc.	15,505	220,540
*	Dasan Networks, Inc.	13,256	36,312
*	Dawonsys Co. Ltd.	5,630	54,604
	DB Financial Investment Co. Ltd.	18,822	57,872
#	DB HiTek Co. Ltd.	12,926	381,971
	DB Insurance Co. Ltd.	19,760	1,386,062
*	DB, Inc.	41,196	42,676
*	Dear U Co. Ltd.	2,839	54,102
*	Dentis Co. Ltd.	1,928	12,878
	Dentium Co. Ltd.	2,353	219,532
	Deutsch Motors, Inc.	11,957	44,992
	Device ENG Co. Ltd.	953	11,696
*	Devsisters Co. Ltd.	1,125	38,782
*	Dexter Studios Co. Ltd.	6,314	31,937
	DGB Financial Group, Inc.	91,952	561,674
	DI Dong Il Corp.	4,776	87,888
	Digital Daesung Co. Ltd.	10,620	54,106
	Digital Imaging Technology Co. Ltd.	1,126	23,444
*	DIO Corp.	3,189	47,149
	Display Tech Co. Ltd.	4,122	14,689
*	DK Tech Co. Ltd.	5,029	31,454
	DL E&C Co. Ltd.	15,656	419,689
	DL Holdings Co. Ltd.	5,712	219,188
	DMS Co. Ltd.	10,092	45,893
	DN Automotive Corp.	2,019	121,847
	DNF Co. Ltd.	1,645	25,750
	Dohwa Engineering Co. Ltd.	5,055	27,186
	Dong Ah Tire & Rubber Co. Ltd.	2,864	25,282
	Dong-A ST Co. Ltd.	2,417	117,671
	Dongbang Transport Logistics Co. Ltd.	28,165	44,642
	Dongjin Semichem Co. Ltd.	8,922	275,840
	Dongkoo Bio & Pharma Co. Ltd.	3,136	15,107
	DongKook Pharmaceutical Co. Ltd.	9,657	114,619
	Dongkuk CM Co. Ltd.	2,480	12,265
	Dongkuk Holdings Co. Ltd.	13,493	81,724

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Industries Co. Ltd.	13,609	$70,511
	Dongkuk Steel Mill Co. Ltd.	14,759	125,299
*	Dongkuk Structures & Construction Co. Ltd.	11,743	24,949
	Dongsuh Cos., Inc.	9,444	129,853
	Dongsung Chemical Co. Ltd.	15,065	50,051
	Dongsung Finetec Co. Ltd.	5,270	48,836
*	Dongsung Pharmaceutical Co. Ltd.	2,759	10,309
*	Dongwha Enterprise Co. Ltd.	950	38,698
	Dongwha Pharm Co. Ltd.	10,329	65,023
	Dongwon Development Co. Ltd.	20,377	39,674
	Dongwon F&B Co. Ltd.	4,485	125,908
	Dongwon Metal Co. Ltd.	14,019	17,238
	Dongwon Systems Corp.	1,288	39,641
	Dongwoon Anatech Co. Ltd.	2,766	40,439
	Dongyang E&P, Inc.	2,221	32,500
*	Dongyang Steel Pipe Co. Ltd.	19,283	9,799
	Doosan Bobcat, Inc.	22,622	845,495
	Doosan Co. Ltd.	3,918	427,982
*	Doosan Enerbility Co. Ltd.	119,628	1,444,433
*	Doosan Fuel Cell Co. Ltd.	7,326	104,705
#	Doosan Tesna, Inc.	4,233	147,598
	Douzone Bizon Co. Ltd.	5,092	218,503
*	Dream Security Co. Ltd.	11,309	27,265
	Dreamtech Co. Ltd.	15,895	107,967
*	DRTECH Corp.	6,589	16,225
	DSC Investment, Inc.	7,035	18,471
*	DSK Co. Ltd.	6,678	31,315
	Duck Yang Industry Co. Ltd.	9,937	36,377
*	Duk San Neolux Co. Ltd.	2,327	64,107
*	Duksan Hi-Metal Co. Ltd.	14,226	75,184
	Dukshinepc Co. Ltd.	19,977	25,870
	Duksung Co. Ltd.	4,467	28,368
	DY Corp.	8,382	34,936
	DY POWER Corp.	3,899	36,774
	DYPNF Co. Ltd.	1,024	16,467
*††	E Investment&Development Co. Ltd.	34,114	6,442
	E1 Corp.	1,203	59,705
	Easy Bio, Inc.	7,041	21,084
	Easy Holdings Co. Ltd.	26,721	63,344
	Echo Marketing, Inc.	5,078	50,212
*††	Eco Volt Co. Ltd.	16,063	11,598
	Ecoplastic Corp.	18,180	60,203
*	Ecopro BM Co. Ltd.	7,457	1,267,576
*	Ecopro Co. Ltd.	16,897	1,277,271
#	Ecopro HN Co. Ltd.	3,856	189,425
*	EG Corp.	493	3,017
*††	Ehwa Technologies Information Co. Ltd.	40,504	4,953
	Elentec Co. Ltd.	8,213	46,424
	E-MART, Inc.	8,116	372,214
*	EMRO, Inc.	1,576	75,948
	EM-Tech Co. Ltd.	1,475	35,852
*	Enchem Co. Ltd.	381	77,941
	ENF Technology Co. Ltd.	6,285	126,023
*	Enzychem Lifesciences Corp.	26,948	38,215
	Eo Technics Co. Ltd.	680	115,442
*††	E-TRON Co. Ltd.	112,634	6,112
*	Eubiologics Co. Ltd.	3,259	31,576
	Eugene Corp.	25,711	66,169
	Eugene Investment & Securities Co. Ltd.	27,685	86,850

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Technology Co. Ltd.	3,965	$150,825
	Eusu Holdings Co. Ltd.	6,956	28,300
*	Eutilex Co. Ltd.	6,836	10,886
*	EV Advanced Material Co. Ltd.	20,082	36,675
*	E-World	15,432	21,871
	Exicon Co. Ltd.	1,739	26,070
	F&F Co. Ltd.	5,448	257,890
	F&F Holdings Co. Ltd.	3,490	37,941
	FarmStory Co. Ltd.	19,242	22,328
	Fasoo Co. Ltd.	1,847	8,634
	Fila Holdings Corp.	14,178	417,366
*	Fine M-Tec Co. Ltd.	5,699	35,286
	Fine Semitech Corp.	2,676	63,236
*	Flask Co. Ltd.	13,763	7,857
*	Foosung Co. Ltd.	8,532	47,476
*	FSN Co. Ltd.	3,829	6,278
	Fursys, Inc.	1,797	48,993
*	FutureChem Co. Ltd.	1,993	18,840
	Gabia, Inc.	4,174	53,589
*	GAEASOFT	6,369	34,707
	Galaxia Moneytree Co. Ltd.	2,236	12,400
*	GAMSUNG Corp. Co. Ltd.	22,439	51,808
*	Gaon Cable Co. Ltd.	2,668	94,852
	GC Cell Corp.	3,129	86,640
*	GemVax & Kael Co. Ltd.	2,374	20,188
*	Gemvaxlink Co. Ltd.	18,582	40,730
#*	Genexine, Inc.	12,277	66,355
*	Genie Music Corp.	6,535	14,753
*	Genome & Co.	1,364	6,798
*	Genomictree, Inc.	1,846	29,271
	Geumhwa PSC Co. Ltd.	1,944	39,452
*	Giantstep, Inc.	2,395	15,724
*	Gigalane Co. Ltd.	11,619	7,141
	Global Standard Technology Co. Ltd.	3,959	137,321
*	Global Tax Free Co. Ltd.	3,047	10,150
	GOLFZON Co. Ltd.	2,432	136,828
	Golfzon Newdin Holdings Co. Ltd.	9,235	25,710
*††	Good People Co. Ltd.	4,247	0
	Gradiant Corp.	5,742	67,244
	Green Chemical Co. Ltd.	2,993	16,121
	Green Cross Corp.	2,341	192,338
	Green Cross Holdings Corp.	10,819	125,150
	Green Cross Wellbeing Corp.	5,116	37,710
*	Green Plus Co. Ltd.	2,911	22,958
*	GS Engineering & Construction Corp.	30,894	366,221
	GS Holdings Corp.	19,715	637,420
	GS Retail Co. Ltd.	17,777	254,824
	Gwangju Shinsegae Co. Ltd.	1,600	36,002
	HAESUNG DS Co. Ltd.	4,727	169,113
	Haesung Industrial Co. Ltd.	8,882	47,764
	Han Kuk Carbon Co. Ltd.	13,090	107,158
	Hana Financial Group, Inc.	78,879	3,326,850
	Hana Materials, Inc.	2,798	107,887
	Hana Micron, Inc.	16,647	322,640
	Hana Pharm Co. Ltd.	3,644	34,969
*	Hana Technology Co. Ltd.	922	39,400
	Hana Tour Service, Inc.	4,085	182,700
*	Hanall Biopharma Co. Ltd.	1,910	49,483
*	Hancom WITH, Inc.	7,157	16,469

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hancom, Inc.	7,257	$124,383
	Handok, Inc.	4,481	44,759
	Handsome Co. Ltd.	7,877	111,532
	Hanil Feed Co. Ltd.	5,197	18,800
	Hanil Iron & Steel Co. Ltd.	6,765	11,615
	Hanjin Kal Corp.	2,408	103,347
	Hanjin Transportation Co. Ltd.	4,408	66,180
	Hankook Shell Oil Co. Ltd.	303	59,175
	Hankook Tire & Technology Co. Ltd.	27,309	1,158,783
	Hanmi Semiconductor Co. Ltd.	2,458	234,067
	HanmiGlobal Co. Ltd.	4,233	49,587
	Hannong Chemicals, Inc.	1,919	24,859
	Hanon Systems	70,553	282,555
	Hansae Co. Ltd.	7,860	122,359
	Hanshin Machinery Co.	6,523	21,281
	Hansol Chemical Co. Ltd.	2,270	314,859
	Hansol Holdings Co. Ltd.	19,120	38,905
*	Hansol IONES Co. Ltd.	6,315	57,785
	Hansol Paper Co. Ltd.	9,682	75,374
	Hansol Technics Co. Ltd.	14,047	56,613
	Hanssem Co. Ltd.	184	7,475
*	Hansung Cleantech Co. Ltd.	5,691	10,429
*	Hanwha Engine	2,890	26,524
*	Hanwha Galleria Corp.	79,804	80,281
	Hanwha General Insurance Co. Ltd.	27,895	101,450
*	Hanwha Investment & Securities Co. Ltd.	55,055	133,895
	Hanwha Life Insurance Co. Ltd.	82,836	175,712
*	Hanwha Ocean Co. Ltd.	2,745	63,208
	Hanwha Solutions Corp.	38,571	702,000
*	Hanyang Digitech Co. Ltd.	2,583	53,144
	Hanyang Eng Co. Ltd.	5,655	82,858
	Hanyang Securities Co. Ltd.	5,181	39,637
	Harim Co. Ltd.	26,787	59,101
	Harim Holdings Co. Ltd.	29,300	139,211
	HB SOLUTION Co. Ltd.	7,112	32,366
	HB Technology Co. Ltd.	31,571	79,668
	HD Hyundai Co. Ltd.	17,111	828,394
	HD Hyundai Construction Equipment Co. Ltd.	7,281	286,272
	HD Hyundai Electric Co. Ltd.	5,196	916,650
*	HD Hyundai Energy Solutions Co. Ltd.	2,525	43,157
*	HD Hyundai Heavy Industries Co. Ltd.	997	98,603
	HD Hyundai Infracore Co. Ltd.	81,644	485,721
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,653	628,153
	HDC Holdings Co. Ltd.	17,474	110,681
	HDC Hyundai Development Co-Engineering & Construction, Class E	19,170	243,128
	HDCLabs Co. Ltd.	2,261	13,485
	Hecto Financial Co. Ltd.	2,589	33,795
	Hecto Innovation Co. Ltd.	3,956	37,873
*	Helixmith Co. Ltd.	15,600	49,579
*	Heung-A Shipping Co. Ltd.	11,632	21,517
	HFR, Inc.	4,463	49,839
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	25,805
*	HJ Shipbuilding & Construction Co. Ltd.	6,769	15,380
	HK inno N Corp.	6,518	182,074
*	HL D&I Halla Corp.	12,823	18,641
	HL Holdings Corp.	3,298	80,803
	HL Mando Co. Ltd.	20,505	578,284
*	HLB Biostep Co. Ltd.	7,726	20,675
*	HLB Life Science Co. Ltd.	1,385	17,134

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB Therapeutics Co. Ltd.	8,911	$72,213
*	HLB, Inc.	4,622	369,298
	HMM Co. Ltd.	51,945	593,063
	Home Center Holdings Co. Ltd.	40,607	33,460
*	Homecast Co. Ltd.	8,481	17,676
	Hotel Shilla Co. Ltd.	8,311	356,026
	HS Industries Co. Ltd.	14,609	43,235
*	Hugel, Inc.	991	151,512
#*	Humasis Co. Ltd.	41,254	55,007
*	Humax Co. Ltd.	14,260	25,255
	Humedix Co. Ltd.	2,503	60,763
	Huons Co. Ltd.	3,135	77,883
	Huons Global Co. Ltd.	2,929	45,183
	Husteel Co. Ltd.	17,299	57,659
	Huvitz Co. Ltd.	3,210	30,140
	Hwa Shin Co. Ltd.	9,790	76,523
	Hwangkum Steel & Technology Co. Ltd.	4,431	21,740
	Hwaseung Enterprise Co. Ltd.	8,077	54,818
	HYBE Co. Ltd.	1,248	181,030
	Hy-Lok Corp.	4,195	82,085
	Hyosung Advanced Materials Corp., Class C	1,052	277,564
	Hyosung Corp.	3,787	164,462
	Hyosung Heavy Industries Corp.	1,729	385,833
	Hyosung TNC Corp.	1,627	431,085
	Hyundai Autoever Corp.	1,496	165,106
	Hyundai Bioland Co. Ltd.	2,761	18,137
*	Hyundai BNG Steel Co. Ltd.	4,900	76,610
	Hyundai Corp.	4,150	51,300
	Hyundai Department Store Co. Ltd.	7,377	279,040
	Hyundai Elevator Co. Ltd.	9,629	280,712
	Hyundai Engineering & Construction Co. Ltd.	25,392	646,866
	Hyundai Ezwel Co. Ltd.	8,898	37,181
	Hyundai Futurenet Co. Ltd.	10,966	36,898
	Hyundai GF Holdings	14,113	49,284
	Hyundai Glovis Co. Ltd.	7,239	947,659
	Hyundai Green Food.	3,466	30,443
	Hyundai Home Shopping Network Corp.	2,566	101,134
*	Hyundai Livart Furniture Co. Ltd.	6,686	36,744
	Hyundai Marine & Fire Insurance Co. Ltd.	24,522	553,561
*	Hyundai Mipo Dockyard Co. Ltd.	3,856	207,634
	Hyundai Mobis Co. Ltd.	7,979	1,305,359
	Hyundai Motor Co.	38,423	6,911,371
	Hyundai Motor Securities Co. Ltd.	9,906	63,626
	Hyundai Movex Co. Ltd.	9,201	19,496
	Hyundai Steel Co.	26,850	623,478
	Hyundai Wia Corp.	8,192	340,996
	HyVision System, Inc.	6,036	92,107
	i3system, Inc.	1,104	33,785
*	iA, Inc.	82,596	22,623
*	ICD Co. Ltd.	2,981	18,872
*	Icure Pharm, Inc.	14,790	20,181
	IDIS Holdings Co. Ltd.	2,685	19,913
	Iljin Diamond Co. Ltd.	2,208	24,958
	Iljin Electric Co. Ltd.	9,436	149,278
	Iljin Holdings Co. Ltd.	11,120	34,410
*	Iljin Hysolus Co. Ltd.	1,181	19,829
	Iljin Power Co. Ltd.	4,220	38,473
	Ilshin Spinning Co. Ltd.	8,435	54,810
	Ilsung Pharmaceuticals Co. Ltd.	2,715	38,954

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ilyang Pharmaceutical Co. Ltd.	5,086	$50,846
	iMarketKorea, Inc.	9,902	60,412
	InBody Co. Ltd.	3,960	84,938
	Incross Co. Ltd.	3,242	21,697
	Industrial Bank of Korea	90,362	908,457
*	Infinitt Healthcare Co. Ltd.	5,469	20,409
	InfoBank Corp.	1,192	8,468
	Innocean Worldwide, Inc.	10,952	179,620
	InnoWireless Co. Ltd.	1,054	19,494
	Innox Advanced Materials Co. Ltd.	7,249	167,512
*	Inscobee, Inc.	19,359	17,067
*	Insun ENT Co. Ltd.	13,154	61,947
*	Insung Information Co. Ltd.	7,278	14,708
	Intellian Technologies, Inc.	2,224	101,768
	Intelligent Digital Integrated Security Co. Ltd.	1,743	23,215
*	Interflex Co. Ltd.	2,712	28,454
	Interojo Co. Ltd.	2,350	42,338
	INTOPS Co. Ltd.	6,004	115,185
	iNtRON Biotechnology, Inc.	4,530	22,673
	Inzi Controls Co. Ltd.	5,722	31,394
	IS Dongseo Co. Ltd.	9,358	180,883
	ISC Co. Ltd.	2,388	125,069
	i-SENS, Inc.	3,076	43,417
*	ISU Abxis Co. Ltd.	3,988	19,627
*	ISU Chemical Co. Ltd.	5,097	44,557
*	ISU Specialty Chemical	931	228,630
	IsuPetasys Co. Ltd.	11,986	336,231
*	ITCEN Co. Ltd.	3,161	11,657
*	ITEK, Inc.	5,575	30,634
*	ITM Semiconductor Co. Ltd.	1,624	22,951
*	Jahwa Electronics Co. Ltd.	3,097	56,422
	JASTECH Ltd.	6,512	41,178
	JB Financial Group Co. Ltd.	46,009	441,452
	JC Chemical Co. Ltd.	7,961	35,922
*	Jeisys Medical, Inc.	16,079	111,488
*	Jeju Air Co. Ltd.	13,916	112,266
*	Jeju Semiconductor Corp.	9,125	144,959
*	Jin Air Co. Ltd.	7,997	80,469
	Jinsung T.E.C.	6,490	45,915
	JLS Co. Ltd.	3,636	18,098
*	JNK Heaters Co. Ltd.	5,529	16,783
*	JNTC Co. Ltd.	3,202	46,796
*††	Jokwang ILI Co. Ltd.	21,810	2,162
*	JoyCity Corp.	13,847	24,712
	JS Corp.	1,706	23,196
	Jusung Engineering Co. Ltd.	9,605	237,893
	JVM Co. Ltd.	1,903	41,064
	JW Life Science Corp.	4,771	42,902
	JYP Entertainment Corp.	7,401	353,982
	K Car Co. Ltd.	5,037	48,182
	Kakao Corp.	16,277	565,282
*	Kakao Games Corp.	9,217	143,945
#	KakaoBank Corp.	17,985	322,576
*	Kakaopay Corp.	1,947	49,067
*††	Kanglim Co. Ltd.	24,778	3,388
	KAON Group Co. Ltd.	7,219	29,041
	KB Financial Group, Inc.	59,620	3,233,630
	KB Financial Group, Inc., ADR	33,276	1,795,906
	KC Co. Ltd.	3,423	54,110

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KC Tech Co. Ltd.	3,975	$104,212
	KCC Corp.	1,438	260,272
	KCC Glass Corp.	5,228	151,408
	KCTC	13,067	38,518
	KEC Corp.	72,307	71,160
*	Kencoa Aerospace Co.	2,012	15,940
	KEPCO Engineering & Construction Co., Inc.	1,335	62,941
	KEPCO Plant Service & Engineering Co. Ltd.	13,182	334,476
	Keyang Electric Machinery Co. Ltd.	4,700	6,677
*	KEYEAST Co. Ltd.	3,383	14,031
	KG Chemical Corp.	25,310	103,970
	KG Dongbusteel	23,894	121,790
	KG Eco Solution Co. Ltd.	12,156	78,944
*††	KG Mobility Co.	27,602	122,250
	Kginicis Co. Ltd.	7,291	60,714
	KGMobilians Co. Ltd.	9,604	34,720
	KH Vatec Co. Ltd.	10,320	114,562
	Kia Corp.	72,123	6,110,446
*	Kib Plug Energy	116,791	35,062
*	KidariStudio, Inc.	8,599	28,693
	KINX, Inc.	1,034	68,441
	KISCO Corp.	7,715	66,155
	KISCO Holdings Co. Ltd.	3,689	61,132
	KISWIRE Ltd.	5,001	92,827
#	KIWOOM Securities Co. Ltd.	6,044	573,959
*	KMW Co. Ltd.	3,770	41,566
*	KNJ Co. Ltd.	1,163	16,241
*	KNW Co. Ltd.	5,184	28,579
*	KoBioLabs, Inc.	2,360	13,144
	Koentec Co. Ltd.	6,645	33,598
	Koh Young Technology, Inc.	12,171	141,926
	Kolmar BNH Co. Ltd.	4,947	56,620
	Kolmar Holdings Co. Ltd.	8,438	51,343
	Kolon Corp.	3,612	42,743
	Kolon Global Corp.	2,282	13,908
	Kolon Industries, Inc.	9,355	269,277
*	Kolon Life Science, Inc.	583	9,418
	Kolon Mobility Group Corp.	7,567	18,295
	Kolon Plastic, Inc.	7,122	37,068
	KoMiCo Ltd.	2,410	157,741
	KONA I Co. Ltd.	3,514	44,575
	Korea Arlico Pharm Co. Ltd.	2,061	7,533
	Korea Asset In Trust Co. Ltd.	31,622	70,348
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	33,360
*	Korea Circuit Co. Ltd.	7,616	86,899
*	Korea District Heating Corp.	743	21,593
	Korea Electric Terminal Co. Ltd.	3,099	143,723
	Korea Electronic Certification Authority, Inc.	4,271	12,300
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	26,558
	Korea Export Packaging Industrial Co. Ltd.	8,450	16,528
	Korea Fuel-Tech Corp.	10,279	54,751
*	Korea Gas Corp.	5,875	116,883
*	Korea Information & Communications Co. Ltd.	10,169	65,040
	Korea Information Certificate Authority, Inc.	8,741	30,307
	Korea Investment Holdings Co. Ltd.	14,096	681,309
*	Korea Line Corp.	96,454	124,588
	Korea Movenex Co. Ltd.	14,544	53,398
	Korea Parts & Fasteners Co. Ltd.	12,229	40,688
	Korea Petrochemical Ind Co. Ltd.	1,862	182,561

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petroleum Industries Co.	3,884	$43,780
	Korea Pharma Co. Ltd.	615	8,513
	Korea Ratings Corp.	564	34,600
	Korea Real Estate Investment & Trust Co. Ltd.	87,316	63,992
	Korea Zinc Co. Ltd.	1,239	412,728
	Korean Air Lines Co. Ltd.	60,671	914,929
	Korean Reinsurance Co.	59,075	349,170
	Kortek Corp.	6,709	38,590
*	KOSES Co. Ltd.	2,518	26,965
*	KPS Corp.	1,718	7,951
	KPX Chemical Co. Ltd.	1,121	36,812
*	Krafton, Inc.	6,778	1,166,538
	KSS LINE Ltd.	8,802	52,579
*	Kt alpha Co. Ltd.	8,575	31,577
*	KT Corp., Sponsored ADR	12,498	157,975
	KT Skylife Co. Ltd.	9,227	37,161
	KTCS Corp.	9,824	22,633
	Kukdong Oil & Chemicals Co. Ltd.	10,859	30,642
*	Kukje Pharma Co. Ltd.	4,143	15,019
	Kukjeon Pharmaceutical Co. Ltd.	2,139	8,700
*	Kum Yang Co. Ltd.	1,278	85,751
*	Kumho HT, Inc.	61,887	27,014
	Kumho Petrochemical Co. Ltd.	6,714	667,791
*	Kumho Tire Co., Inc.	63,017	319,085
*	KUMHOE&C Co. Ltd.	9,581	29,343
	Kumkang Kind Co. Ltd.	8,100	31,813
	Kwang Myung Electric Co. Ltd.	9,862	18,945
*	Kwangmu Co. Ltd.	11,130	26,611
	KX Innovation Co. Ltd.	3,585	12,295
	Kyeryong Construction Industrial Co. Ltd.	4,158	41,293
	Kyobo Securities Co. Ltd.	12,508	45,364
	Kyongbo Pharmaceutical Co. Ltd.	3,819	20,558
	Kyung Dong Navien Co. Ltd.	3,389	145,722
	Kyungbang Co. Ltd.	5,365	29,566
	Kyung-In Synthetic Corp.	15,465	38,259
	L&C Bio Co. Ltd.	1,727	25,198
*	L&F Co. Ltd.	1,457	170,440
*	L&K Biomed Co. Ltd.	1,817	11,295
*	LabGenomics Co. Ltd.	14,945	29,627
*	Lake Materials Co. Ltd.	15,024	245,925
*	LB Semicon, Inc.	19,980	105,445
	Lee Ku Industrial Co. Ltd.	6,154	29,232
	LEENO Industrial, Inc.	2,523	449,536
	LF Corp.	9,746	108,604
	LG Chem Ltd.	10,975	3,153,646
	LG Corp.	12,299	701,755
#*	LG Display Co. Ltd., ADR	121,612	491,312
*	LG Display Co. Ltd.	24,974	189,029
	LG Electronics, Inc.	38,603	2,571,039
	LG H&H Co. Ltd.	3,266	984,071
	LG HelloVision Co. Ltd.	16,371	39,870
	LG Innotek Co. Ltd.	5,241	833,071
	LG Uplus Corp.	102,489	727,928
*	LigaChem Biosciences, Inc.	401	19,627
*	Lightron Fiber-Optic Devices, Inc.	4,107	10,965
	LOT Vacuum Co. Ltd.	4,434	63,319
	Lotte Chemical Corp.	2,973	229,746
	Lotte Corp.	10,156	202,434
*	Lotte Data Communication Co.	2,926	63,988

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Energy Materials Corp.	8,052	$261,917
	LOTTE Fine Chemical Co. Ltd.	8,987	291,698
	LOTTE Himart Co. Ltd.	1,295	8,997
*	Lotte Non-Life Insurance Co. Ltd.	32,778	82,040
	Lotte Rental Co. Ltd.	8,583	168,388
	Lotte Shopping Co. Ltd.	3,534	177,194
	Lotte Wellfood Co. Ltd.	1,356	131,186
	LS Corp.	6,232	615,769
	LS Eco Energy Ltd.	3,866	84,929
	LS Electric Co. Ltd.	5,021	633,650
	LS Marine Solution Co. Ltd.	3,994	32,632
*	LTC Co. Ltd.	1,773	19,443
*	LVMC Holdings	48,539	98,506
	LX Hausys Ltd.	4,303	133,792
	LX Semicon Co. Ltd.	5,603	294,957
	M.I.Tech Co. Ltd.	6,029	33,964
	Macquarie Korea Infrastructure Fund	81,032	737,898
	Maeil Dairies Co. Ltd.	2,167	63,635
	MAKUS, Inc.	5,043	44,657
*††	Manho Rope & Wire Ltd.	810	10,362
	Mcnex Co. Ltd.	6,774	124,605
*	MDS Tech, Inc.	12,968	14,924
	Mediana Co. Ltd.	4,570	20,354
*	Medipost Co. Ltd.	10,403	53,291
	Medytox, Inc.	1,166	112,945
	Meerecompany, Inc.	1,878	40,245
	MegaStudy Co. Ltd.	3,816	30,668
	MegaStudyEdu Co. Ltd.	4,374	190,922
	Meritz Financial Group, Inc.	33,701	1,926,964
	META BIOMED Co. Ltd.	5,123	15,492
	Mgame Corp.	7,410	28,889
	Mi Chang Oil Industrial Co. Ltd.	382	21,671
*	MiCo Ltd.	11,862	90,456
*	Mirae Asset Life Insurance Co. Ltd.	21,538	77,657
	Mirae Asset Securities Co. Ltd.	62,214	339,071
*	Mirae Asset Venture Investment Co. Ltd.	12,030	49,198
	Miwon Chemicals Co. Ltd.	571	29,858
	Miwon Commercial Co. Ltd.	595	83,785
	Miwon Holdings Co. Ltd.	324	18,483
	Miwon Specialty Chemical Co. Ltd.	519	52,082
	MK Electron Co. Ltd.	8,599	72,756
*	MNTech Co. Ltd.	3,027	36,482
*	Mobase Electronics Co. Ltd.	28,560	38,498
*	Mobile Appliance, Inc.	4,796	10,372
	Modetour Network, Inc.	3,494	42,261
	Moorim P&P Co. Ltd.	14,195	31,858
	Motonic Corp.	4,135	24,596
*	Motrex Co. Ltd.	7,187	74,548
	mPlus Corp.	3,206	23,946
	MS Autotech Co. Ltd.	13,133	43,553
	Multicampus Co. Ltd.	1,558	39,693
	Myoung Shin Industrial Co. Ltd.	11,471	120,766
*	N2tech Co. Ltd.	17,578	8,394
	Namhae Chemical Corp.	10,948	56,579
*	Namsun Aluminum Co. Ltd.	35,479	49,061
*	Namuga Co. Ltd.	2,390	24,745
	Namyang Dairy Products Co. Ltd.	175	65,292
	Nasmedia Co. Ltd.	1,721	23,439
*	Nature & Environment Co. Ltd.	22,791	17,114

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nature Holdings Co. Ltd.	4,671	$47,711
	NAVER Corp.	8,729	1,151,350
	NCSoft Corp.	2,723	344,052
	NeoPharm Co. Ltd.	2,082	39,010
	Neowiz	4,820	75,270
*	Neowiz Holdings Corp.	1,665	23,632
*	Nepes Ark Corp.	3,018	61,848
*	NEPES Corp.	6,613	83,989
*	Neptune Co.	5,383	23,669
*Ω	Netmarble Corp.	4,371	175,013
	New Power Plasma Co. Ltd.	10,930	44,817
	Nexen Corp.	9,997	30,882
	Nexen Tire Corp.	18,926	127,157
*	Nexon Games Co. Ltd.	7,208	69,641
	NEXTIN, Inc.	2,537	119,385
	NH Investment & Securities Co. Ltd., Class C	54,362	488,637
	NHN Corp.	7,894	134,712
	NHN KCP Corp.	8,874	74,366
	NI Steel Co. Ltd.	11,528	38,586
	NICE Holdings Co. Ltd.	9,918	88,065
	Nice Information & Telecommunication, Inc.	3,525	57,015
	NICE Information Service Co. Ltd.	14,058	107,400
	NICE Total Cash Management Co. Ltd., Class C	7,593	32,496
	Nong Shim Holdings Co. Ltd.	900	43,306
	NongShim Co. Ltd.	1,168	335,379
	NOROO Paint & Coatings Co. Ltd.	4,323	29,439
	NOVAREX Co. Ltd.	7,851	58,672
	NPC	7,683	28,607
	OCI Co. Ltd.	2,797	189,330
	OCI Holdings Co. Ltd.	6,021	410,215
	ONEJOON Co. Ltd.	1,218	13,975
	OptoElectronics Solutions Co. Ltd.	3,068	27,895
*	Orbitech Co. Ltd.	3,429	6,936
	Orion Corp.	8,704	582,493
	Orion Holdings Corp.	12,345	131,223
*††	Osung Advanced Materials Co. Ltd.	28,148	28,302
	Ottogi Corp.	937	281,672
	Paik Kwang Industrial Co. Ltd.	13,688	77,688
	Pan Ocean Co. Ltd.	124,484	368,020
	Pan-Pacific Co. Ltd.	19,921	24,242
	Park Systems Corp.	1,480	157,401
	Partron Co. Ltd.	28,248	163,327
	Paseco Co. Ltd.	2,696	17,731
*	Pearl Abyss Corp.	2,533	58,205
*	People & Technology, Inc.	6,960	199,596
	PHA Co. Ltd.	3,537	28,667
#	PharmaResearch Co. Ltd.	2,487	227,802
*	PharmGen Science, Inc.	9,054	34,697
*	Pharmicell Co. Ltd.	6,363	26,955
*	Philenergy Co. Ltd.	251	4,507
	Philoptics Co. Ltd.	3,684	78,677
*	PI Advanced Materials Co. Ltd.	3,994	60,290
	Polaris AI Pharma Corp.	4,779	31,543
*	Pond Group Co. Ltd.	3,753	16,293
	Poongsan Holdings Corp.	2,812	61,801
	Posco DX Co. Ltd.	12,040	349,890
	POSCO Future M Co. Ltd.	756	152,090
	Posco M-Tech Co. Ltd.	2,492	36,482
	POSCO Steeleon Co. Ltd.	1,308	43,516

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Power Logics Co. Ltd.	9,071	$52,010
	Protec Co. Ltd.	822	22,746
	PSK, Inc.	7,547	159,552
	Pulmuone Co. Ltd.	3,936	34,851
	QSI Co. Ltd.	1,523	10,271
*	Rainbow Robotics	502	63,387
*	RaonSecure Co. Ltd.	7,286	12,355
*	Ray Co. Ltd.	3,631	34,857
*	Refine Co. Ltd.	6,522	49,663
	Reyon Pharmaceutical Co. Ltd.	2,366	23,434
	RFHIC Corp.	3,423	38,529
*	RFTech Co. Ltd.	16,022	44,754
*	Robostar Co. Ltd.	1,376	31,062
	Rorze Systems Corp.	5,257	45,758
	Rsupport Co. Ltd.	6,747	17,608
	S&S Tech Corp.	4,117	123,754
	S-1 Corp.	6,233	268,465
	Sajo Industries Co. Ltd.	851	22,561
	Sajodaerim Corp.	1,835	50,453
	Sam Young Electronics Co. Ltd.	4,997	39,524
	Sam Yung Trading Co. Ltd.	6,134	58,939
	Sambo Motors Co. Ltd.	8,689	32,523
*	Sambu Engineering & Construction Co. Ltd.	43,125	49,278
	Samchully Co. Ltd.	516	34,266
	Samho Development Co. Ltd.	8,183	19,627
	SAMHWA Paints Industrial Co. Ltd.	4,793	27,162
	Samick THK Co. Ltd.	2,406	23,888
*	Samil Pharmaceutical Co. Ltd.	3,172	21,181
	Samji Electronics Co. Ltd.	5,168	34,291
	Samjin Pharmaceutical Co. Ltd.	2,505	35,774
*	Samkee Corp.	18,711	25,571
	Sammok S-Form Co. Ltd.	2,476	35,147
*Ω	Samsung Biologics Co. Ltd.	2,008	1,128,611
	Samsung C&T Corp.	13,757	1,483,463
	Samsung Card Co. Ltd.	10,089	284,183
	Samsung Electro-Mechanics Co. Ltd.	15,487	1,727,473
	Samsung Electronics Co. Ltd., GDR	4,269	5,957,199
	Samsung Electronics Co. Ltd.	543,603	30,217,063
*	Samsung Engineering Co. Ltd.	55,607	1,054,271
	Samsung Fire & Marine Insurance Co. Ltd.	10,511	2,352,630
*	Samsung Heavy Industries Co. Ltd.	59,577	403,661
	Samsung Life Insurance Co. Ltd.	11,553	727,987
*	Samsung Pharmaceutical Co. Ltd.	15,307	18,937
	Samsung Publishing Co. Ltd.	1,240	16,484
	Samsung SDI Co. Ltd.	11,092	3,432,518
	Samsung SDS Co. Ltd.	7,121	818,056
	Samsung Securities Co. Ltd.	25,299	692,077
	SAMT Co. Ltd.	22,161	58,653
	Samwha Capacitor Co. Ltd.	2,639	94,864
	Samyang Corp.	1,532	55,842
	Samyang Foods Co. Ltd.	1,686	358,768
	Samyang Holdings Corp.	2,127	107,081
	Samyang Packaging Corp.	2,637	32,660
	Samyang Tongsang Co. Ltd.	846	30,576
	Samyoung Co. Ltd.	6,764	18,806
	Sang-A Frontec Co. Ltd.	2,614	42,719
*	Sangbo Corp.	16,775	21,969
*	Sangsangin Co. Ltd.	11,392	27,077
	Sangsin Energy Display Precision Co. Ltd.	3,457	40,014

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Saramin Co. Ltd.	3,271	$42,486
	Satrec Initiative Co. Ltd.	829	30,668
*	SBI Investment Korea Co. Ltd.	40,530	24,802
*	S-Connect Co. Ltd.	18,785	22,817
*	SD Biosensor, Inc.	22,479	170,607
	SeAH Besteel Holdings Corp.	7,225	115,537
	SeAH Holdings Corp.	419	33,525
	SeAH Steel Corp.	565	55,950
	SeAH Steel Holdings Corp.	1,326	221,526
	Sebang Co. Ltd.	6,012	52,264
	Sebang Global Battery Co. Ltd.	3,144	231,011
	Seegene, Inc.	11,669	186,233
	Segyung Hitech Co. Ltd.	2,999	20,730
	Sejin Heavy Industries Co. Ltd.	6,360	32,325
	Sejong Industrial Co. Ltd.	9,135	38,958
	Sejong Telecom, Inc.	62,057	28,647
	Sekonix Co. Ltd.	8,337	45,320
*	Selvas AI, Inc.	3,880	46,253
	Sempio Foods Co.	730	15,055
	Seobu T&D	15,654	85,825
	Seohan Co. Ltd.	57,673	36,415
	Seohee Construction Co. Ltd.	59,699	60,049
*	Seojin System Co. Ltd.	11,556	204,828
*	Seoul Auction Co. Ltd.	2,218	14,224
	Seoul City Gas Co. Ltd.	597	24,628
	Seoul Semiconductor Co. Ltd.	18,042	127,181
	Seoyon Co. Ltd.	6,326	42,499
	Seoyon E-Hwa Co. Ltd.	6,625	87,181
*††	Sewon E&C Co. Ltd.	21,080	10,753
	Sewoon Medical Co. Ltd.	4,473	8,845
#	SFA Engineering Corp.	7,382	136,995
*	SFA Semicon Co. Ltd.	9,757	39,070
	SGC Energy Co. Ltd.	4,711	83,793
	Shin Heung Energy & Electronics Co. Ltd.	9,005	66,536
	Shindaeyang Paper Co. Ltd.	6,808	27,988
	Shinhan Financial Group Co. Ltd.	115,362	3,875,861
	Shinhan Financial Group Co. Ltd., ADR	2,215	74,756
	Shinil Electronics Co. Ltd.	12,080	16,278
	Shinsegae Information & Communication Co. Ltd.	3,454	27,935
	Shinsegae International, Inc.	7,738	99,905
	Shinsegae, Inc.	4,554	545,347
	Shinsung Delta Tech Co. Ltd.	5,603	328,695
*	Shinsung E&G Co. Ltd.	17,368	26,838
	Shinsung Tongsang Co. Ltd.	20,437	26,887
	Shinwon Corp.	17,258	16,164
*	Shinyoung Securities Co. Ltd.	1,754	85,834
*	Showbox Corp.	9,860	25,550
*	Signetics Corp.	25,566	32,987
	Silla Co. Ltd.	2,472	15,647
	Simmtech Co. Ltd.	6,900	150,520
	Simmtech Holdings Co. Ltd.	12,970	23,593
	SIMPAC, Inc.	1,268	3,840
	Sindoh Co. Ltd.	2,207	58,851
	Sinil Pharm Co. Ltd.	1,949	9,984
*	SK Biopharmaceuticals Co. Ltd.	988	62,155
*	SK Bioscience Co. Ltd.	1,515	63,809
	SK Chemicals Co. Ltd.	4,083	177,446
	SK D&D Co. Ltd.	4,146	36,402
	SK Discovery Co. Ltd.	4,939	161,994

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Eternix Co. Ltd.	6,206	$89,764
	SK Gas Ltd.	1,450	172,842
	SK Hynix, Inc.	16,034	1,978,685
*Ω	SK IE Technology Co. Ltd.	2,506	106,066
*	SK Innovation Co. Ltd.	10,028	795,535
*	SK oceanplant Co. Ltd.	11,173	105,406
	SK Securities Co. Ltd.	170,647	74,015
	SK Telecom Co. Ltd.	18,014	666,190
	SK Telecom Co. Ltd., Sponsored ADR	1,260	25,735
*	SKC Co. Ltd.	1,751	138,395
	SL Corp.	8,218	198,153
*	SM Culture & Contents Co. Ltd.	6,924	8,439
	SM Entertainment Co. Ltd.	3,592	204,533
*	SM Life Design Group Co. Ltd.	10,529	12,375
*	SMCore, Inc.	1,609	6,533
*	SMEC Co. Ltd.	7,175	21,209
	SNT Holdings Co. Ltd.	3,470	56,548
*	SOCAR, Inc.	1,653	24,676
	S-Oil Corp.	13,725	716,576
*	Solborn, Inc.	7,338	24,460
	Solid, Inc.	22,414	93,347
*	SOLUM Co. Ltd.	13,117	247,119
	Solus Advanced Materials Co. Ltd.	11,572	148,017
	Songwon Industrial Co. Ltd.	7,797	80,811
*	Sonid, Inc.	3,700	5,843
	Soop Co. Ltd.	3,056	247,358
	Soosan Heavy Industries Co. Ltd.	20,342	29,268
	Soulbrain Co. Ltd.	1,405	303,274
	Soulbrain Holdings Co. Ltd.	2,191	90,195
	SPC Samlip Co. Ltd.	1,112	46,878
	SPG Co. Ltd.	2,271	45,717
	Spigen Korea Co. Ltd.	1,896	41,627
	ST Pharm Co. Ltd.	2,773	186,819
	STIC Investments, Inc.	7,920	49,558
	Straffic Co. Ltd.	10,920	31,914
*	Studio Dragon Corp.	4,765	146,157
*	STX Heavy Industries Co. Ltd.	4,552	52,823
*	Sugentech, Inc.	7,423	29,274
	Suheung Co. Ltd.	2,902	46,160
*	Sukgyung AT Co. Ltd.	508	21,760
	Sung Kwang Bend Co. Ltd.	7,865	64,839
*	Sungchang Enterprise Holdings Ltd.	19,774	28,458
*	Sungeel Hitech Co. Ltd.	475	27,315
	Sungwoo Hitech Co. Ltd.	28,667	193,928
	Sunjin Co. Ltd.	6,600	34,650
	Sunny Electronics Corp.	17,982	26,008
*	Suprema, Inc.	1,914	33,285
	SV Investment Corp.	6,882	9,944
*	SY Co. Ltd.	12,322	41,779
*	Synergy Innovation Co. Ltd.	10,345	20,625
*	Synopex, Inc.	32,984	206,860
*	Syntekabio, Inc.	2,248	16,395
	Systems Technology, Inc.	2,030	51,822
*	T Scientific Co. Ltd.	15,294	13,227
	T&L Co. Ltd.	1,763	76,425
	Tae Kyung Industrial Co. Ltd.	6,615	28,792
	Taekwang Industrial Co. Ltd.	146	70,475
	Taekyung BK Co. Ltd.	7,843	31,203
*††	Taewoong Co. Ltd.	4,985	80,111

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Taihan Electric Wire Co. Ltd.	22,265	$220,328
*	Taihan Fiberoptics Co. Ltd.	20,519	17,869
	TCC Steel	964	36,407
	TechWing, Inc.	6,290	154,675
*	Telcon RF Pharmaceutical, Inc.	24,191	13,513
	Telechips, Inc.	2,484	45,872
	TEMC CNS Co. Ltd.	3,167	27,870
	TES Co. Ltd.	3,436	59,379
*	Thinkware Systems Corp.	2,170	24,213
	TK Corp.	8,069	72,250
	TKG Huchems Co. Ltd.	10,148	144,794
	TLB Co. Ltd.	2,610	53,802
	Tokai Carbon Korea Co. Ltd.	2,058	180,407
	Tongyang Life Insurance Co. Ltd.	24,537	94,113
	Tongyang, Inc.	72,698	48,455
*	Top Engineering Co. Ltd.	5,710	27,821
	Toptec Co. Ltd.	7,336	43,350
	Tovis Co. Ltd.	6,051	82,872
	Tplex Co. Ltd.	6,418	13,693
	TS Corp.	19,785	45,392
*	TSE Co. Ltd.	713	42,062
*	TSI Co. Ltd.	1,964	10,482
*	Tuksu Construction Co. Ltd.	3,773	19,508
	TYM Corp.	18,418	64,401
	Ubiquoss Holdings, Inc.	2,043	18,276
	Ubiquoss, Inc.	4,144	51,096
	Ubivelox, Inc.	4,148	30,456
	Uju Electronics Co. Ltd.	3,176	45,968
*	Uni-Chem Co. Ltd.	17,481	22,943
	Unid Co. Ltd.	2,411	166,906
	Union Semiconductor Equipment & Materials Co. Ltd.	7,723	60,740
	Uniquest Corp.	4,583	22,899
*	Unison Co. Ltd.	19,128	13,175
	UniTest, Inc.	4,160	43,011
	Unitrontech Co. Ltd.	8,834	36,218
	V One Tech Co. Ltd.	3,147	19,402
	Value Added Technology Co. Ltd.	4,333	91,964
*	Viatron Technologies, Inc.	4,608	29,348
*††	Vidente Co. Ltd.	19,231	8,669
	Vieworks Co. Ltd.	2,184	43,303
*	Vina Tech Co. Ltd.	586	19,939
	Vitzro Tech Co. Ltd.	4,197	25,935
	Vitzrocell Co. Ltd.	4,413	55,195
*	VM, Inc.	2,268	26,367
*	VT Co. Ltd.	7,135	113,954
	Webcash Corp.	6,795	44,772
	Webzen, Inc.	6,567	77,196
*	Wemade Co. Ltd.	581	19,693
*	Wemade Max Co. Ltd.	1,085	8,415
	Whanin Pharmaceutical Co. Ltd.	5,935	60,620
	Wins Co. Ltd.	3,865	35,010
*	Wireless Power Amplifier Module, Inc.	5,205	11,462
	WiSoL Co. Ltd.	10,907	70,041
	Won Tech Co. Ltd.	11,355	84,083
*	WONIK CUBE Corp.	13,425	16,949
*	Wonik Holdings Co. Ltd.	21,371	54,707
*	WONIK IPS Co. Ltd.	2,560	68,168
	Wonik Materials Co. Ltd.	3,195	82,759
	Wonik QnC Corp.	6,335	144,145

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Woojin, Inc.	3,958	$23,845
*	Woongjin Co. Ltd.	23,540	19,140
*	Woongjin Thinkbig Co. Ltd.	27,380	42,469
*	Wooree Bio Co. Ltd.	11,301	20,783
	Woori Financial Group, Inc., Sponsored ADR	291	9,079
	Woori Financial Group, Inc.	195,291	2,001,286
*	Woori Technology Investment Co. Ltd.	12,348	74,468
*	Woori Technology, Inc.	30,076	31,860
	Wooshin Systems Co. Ltd.	3,961	23,560
*	Woosu AMS Co. Ltd.	5,919	12,462
	Worldex Industry & Trading Co. Ltd., Class C	3,984	68,126
#*	Wysiwyg Studios Co. Ltd.	19,187	29,483
	Y G-1 Co. Ltd.	9,847	41,138
*	YC Corp.	8,752	86,450
	Y-entec Co. Ltd.	7,276	37,859
	Yesco Holdings Co. Ltd.	755	21,730
	YG Entertainment, Inc.	4,744	144,441
*	YG PLUS	8,831	25,558
	YMC Co. Ltd.	7,373	26,716
*	YMT Co. Ltd.	2,063	19,096
	Youlchon Chemical Co. Ltd.	1,863	44,892
	Young Poong Corp.	182	53,468
	Young Poong Precision Corp.	4,334	37,378
	Youngone Corp.	10,683	295,630
	Youngone Holdings Co. Ltd.	3,354	206,088
	Yuanta Securities Korea Co. Ltd.	49,301	98,732
	YuHwa Securities Co. Ltd.	13,635	22,178
*	Yungjin Pharmaceutical Co. Ltd.	9,902	15,105
	Zeus Co. Ltd.	4,722	56,659
	Zinus, Inc.	6,125	55,711

TOTAL SOUTH KOREA			193,556,925

TAIWAN — (20.2%)
	104 Corp.	5,000	35,359
	91APP, Inc.	23,000	62,231
	Aaeon Technology, Inc.	8,000	37,733
	ABC Taiwan Electronics Corp.	24,860	15,231
	Abico Avy Co. Ltd.	64,054	53,549
#	Ability Enterprise Co. Ltd.	114,508	142,252
	Ability Opto-Electronics Technology Co. Ltd.	19,528	122,446
#	AcBel Polytech, Inc.	257,757	313,340
	Accton Technology Corp.	89,858	1,258,856
	Acer Cyber Security, Inc.	4,000	20,805
#	Acer, Inc.	640,287	881,005
	ACES Electronic Co. Ltd.	60,117	74,745
*	Acon Holding, Inc.	122,475	39,237
	Acter Group Corp. Ltd.	40,534	258,961
	Action Electronics Co. Ltd.	103,000	62,669
	Actron Technology Corp.	19,000	108,194
	ADATA Technology Co. Ltd.	82,122	249,714
	Addcn Technology Co. Ltd.	12,613	77,681
*	Adimmune Corp.	113,000	94,525
	Adlink Technology, Inc.	30,000	59,608
	Advanced Analog Technology, Inc.	9,000	21,135
	Advanced Ceramic X Corp.	17,000	114,308
	Advanced Energy Solution Holding Co. Ltd.	11,000	211,319
	Advanced International Multitech Co. Ltd.	67,000	154,412
*	Advanced Optoelectronic Technology, Inc.	49,000	40,428
	Advanced Power Electronics Corp.	29,000	72,567

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Advancetek Enterprise Co. Ltd.	122,908	$218,569
	Advantech Co. Ltd.	58,959	685,777
	AEON Motor Co. Ltd.	22,000	21,283
	AGV Products Corp.	230,172	85,281
	Airtac International Group.	17,382	615,424
	Alchip Technologies Ltd.	10,000	943,150
#	Alexander Marine Co. Ltd.	3,000	35,846
#*	ALI Corp.	97,632	68,632
	Allied Circuit Co. Ltd.	15,000	64,865
	Allied Supreme Corp.	20,000	260,366
	Allis Electric Co. Ltd.	51,609	230,156
	Alltek Technology Corp.	89,813	95,296
	Alltop Technology Co. Ltd.	21,751	146,932
	Alpha Networks, Inc.	91,272	90,721
	Altek Corp.	129,727	154,308
	Amazing Microelectronic Corp.	25,144	77,414
	Ambassador Hotel .	110,000	233,238
	AMPACS Corp.	32,000	58,964
	Ampak Technology, Inc.	12,000	45,137
	Ampire Co. Ltd.	42,000	51,517
	Ample Electronic Technology Co. Ltd.	9,000	31,876
	AMPOC Far-East Co. Ltd.	46,000	139,260
	AmTRAN Technology Co. Ltd.	353,079	165,074
	Analog Integrations Corp.	5,000	23,228
#	Anji Technology Co. Ltd.	37,337	42,851
	Anpec Electronics Corp.	28,317	174,539
	AP Memory Technology Corp.	5,000	57,775
#	Apac Opto Electronics, Inc.	18,000	55,214
	Apacer Technology, Inc.	40,506	83,492
	APAQ Technology Co. Ltd.	8,000	30,348
	APCB, Inc.	77,000	48,266
	Apex Biotechnology Corp.	48,477	50,021
	Apex Dynamics, Inc.	5,000	39,784
	Apex International Co. Ltd.	81,868	103,968
	Apex Science & Engineering	70,224	29,407
	Apogee Optocom Co. Ltd.	10,000	20,213
	ARBOR Technology Corp.	19,000	24,790
	Arcadyan Technology Corp.	71,755	378,293
#	Ardentec Corp.	258,411	577,134
	Ares International Corp.	14,000	24,269
	Argosy Research, Inc.	27,558	135,135
	ASE Technology Holding Co. Ltd.	685,089	3,081,939
	Asia Cement Corp.	534,696	717,138
	Asia Optical Co., Inc.	98,000	191,953
	Asia Polymer Corp.	198,385	117,963
	Asia Tech Image, Inc.	26,000	57,436
	Asia Vital Components Co. Ltd.	64,422	1,270,769
	ASIX Electronics Corp.	16,000	57,414
#	ASMedia Technology, Inc.	1,312	77,579
#	ASolid Technology Co. Ltd.	17,000	41,092
	ASPEED Technology, Inc.	8,258	773,238
	ASROCK, Inc.	23,000	158,186
	Asustek Computer, Inc.	109,996	1,442,349
	ATE Energy International Co. Ltd.	25,000	24,200
	Aten International Co. Ltd.	45,000	111,313
	Auden Techno Corp.	17,000	66,620
	Audix Corp.	42,800	93,987
#	AUO Corp.	1,582,400	884,814
	AUO Corp., ADR	3,683	20,071

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AURAS Technology Co. Ltd.	11,000	$265,933
	Aurona Industries, Inc.	42,000	29,611
	Aurora Corp.	23,585	52,921
	Aurotek Corp.	13,000	17,380
	Avalue Technology, Inc.	19,000	71,201
	Avermedia Technologies	57,000	64,034
	Awea Mechantronic Co. Ltd.	13,230	13,176
	Axiomtek Co. Ltd.	26,383	69,327
*	Azurewave Technologies, Inc.	41,000	55,157
	Bafang Yunji International Co. Ltd., Class C	18,000	93,953
*	Bank of Kaohsiung Co. Ltd.	308,719	109,865
	Basso Industry Corp.	69,000	88,131
	BenQ Materials Corp.	83,000	87,852
	BES Engineering Corp.	647,000	350,478
	Billion Electric Co. Ltd.	19,000	26,319
	Bin Chuan Enterprise Co. Ltd.	53,650	39,354
	Bionet Corp.	12,000	23,606
	Bionime Corp.	11,000	23,039
#*	Biostar Microtech International Corp.	54,000	33,560
	Bioteque Corp.	23,010	85,725
#	Bizlink Holding, Inc.	68,406	481,912
	Bon Fame Co. Ltd.	4,000	12,393
	Bora Pharmaceuticals Co. Ltd.	12,989	304,438
#	Brave C&H Supply Co. Ltd.	9,000	46,058
	Bright Led Electronics Corp.	47,100	28,875
	Brightek Optoelectronic Co. Ltd.	7,000	9,471
	Brighten Optix Corp.	4,000	22,142
	Brighton-Best International Taiwan, Inc.	204,331	218,361
	Brillian Network & Automation Integrated System Co. Ltd.	7,000	29,146
	Brogent Technologies, Inc.	12,000	46,315
	Browave Corp.	30,000	97,305
#	C Sun Manufacturing Ltd.	37,062	151,164
*	Calin Technology Co. Ltd.	33,000	43,147
	Cameo Communications, Inc.	95,044	27,929
	Capital Futures Corp.	43,629	74,487
	Capital Securities Corp.	773,902	589,612
	Career Technology MFG. Co. Ltd.	252,933	153,906
	Carnival Industrial Corp.	71,499	24,970
#	Castles Technology Co. Ltd.	38,917	152,108
	Caswell, Inc.	18,000	62,886
	Catcher Technology Co. Ltd.	144,509	965,273
	Cathay Chemical Works	17,000	25,099
	Cathay Financial Holding Co. Ltd.	970,178	1,500,239
	Cathay Real Estate Development Co. Ltd.	278,300	326,905
	Cayman Engley Industrial Co. Ltd.	25,785	45,713
#	CCP Contact Probes Co. Ltd.	33,000	46,173
	Celxpert Energy Corp.	39,764	30,343
	Center Laboratories, Inc.	244,949	326,409
*	Central Reinsurance Co. Ltd.	163,873	136,124
#	Century Iron & Steel Industrial Co. Ltd.	56,000	382,360
#	Chailease Holding Co. Ltd.	270,084	1,424,493
	Chain Chon Industrial Co. Ltd.	88,516	36,610
*	ChainQui Construction Development Co. Ltd.	41,171	32,080
	Chaintech Technology Corp.	13,000	14,907
	Champion Microelectronic Corp.	21,600	40,599
	Chang Hwa Commercial Bank Ltd.	941,550	526,487
	Chang Wah Electromaterials, Inc.	148,240	203,182
	Chang Wah Technology Co. Ltd.	181,500	225,442
#	Channel Well Technology Co. Ltd.	94,000	216,762

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chant Sincere Co. Ltd.	28,000	$61,325
	Charoen Pokphand Enterprise	91,676	298,410
#	CHC Healthcare Group	49,000	83,516
	CHC Resources Corp.	28,379	56,776
	Chen Full International Co. Ltd.	46,000	56,871
	Chenbro Micom Co. Ltd.	9,000	78,307
	Cheng Loong Corp.	404,480	362,225
#	Cheng Mei Materials Technology Corp.	238,153	97,322
	Cheng Shin Rubber Industry Co. Ltd.	607,808	877,510
	Cheng Uei Precision Industry Co. Ltd.	202,159	287,823
#	Chenming Electronic Technology Corp.	43,000	95,856
	Chia Chang Co. Ltd.	52,000	72,908
	Chia Hsin Cement Corp.	218,280	123,298
#	Chicony Electronics Co. Ltd.	226,350	1,401,246
	Chicony Power Technology Co. Ltd.	52,731	280,175
	Chief Telecom, Inc.	9,900	110,121
	Chieftek Precision Co. Ltd.	31,075	64,820
	Chien Kuo Construction Co. Ltd.	80,540	60,675
	Chien Shing Harbour Service Co. Ltd.	31,000	45,205
	Chime Ball Technology Co. Ltd.	10,565	11,363
#	China Airlines Ltd.	1,173,062	751,228
	China Bills Finance Corp.	351,000	164,300
	China Chemical & Pharmaceutical Co. Ltd.	121,000	81,456
*	China Development Financial Holding Corp.	2,505,999	1,047,617
	China Ecotek Corp.	11,000	25,946
	China Electric Manufacturing Corp.	127,170	66,776
	China Fineblanking Technology Co. Ltd.	14,677	14,410
	China General Plastics Corp.	177,602	99,560
	China Glaze Co. Ltd.	60,680	47,544
*	China Man-Made Fiber Corp.	585,965	137,591
	China Metal Products	143,190	208,219
	China Motor Corp.	53,600	234,782
*	China Petrochemical Development Corp.	1,777,033	612,855
	China Steel Chemical Corp.	67,227	232,652
	China Steel Corp.	1,841,940	1,403,230
	China Steel Structure Co. Ltd.	31,000	58,768
#	China Wire & Cable Co. Ltd.	36,120	48,929
	Chinese Maritime Transport Ltd.	35,120	49,227
	Ching Feng Home Fashions Co. Ltd.	59,450	45,666
#	Chin-Poon Industrial Co. Ltd.	192,113	242,131
#	Chipbond Technology Corp.	265,000	616,614
	ChipMOS Technologies, Inc.	271,594	380,250
	ChipMOS Technologies, Inc., ADR	2,049	57,134
	Chlitina Holding Ltd.	25,000	144,056
	Chong Hong Construction Co. Ltd.	97,361	382,651
#	Chroma ATE, Inc.	79,466	645,400
	Chun YU Works & Co. Ltd.	66,150	48,994
	Chun Yuan Steel Industry Co. Ltd.	243,999	168,439
	Chung Hung Steel Corp.	397,889	282,889
	Chung Hwa Chemical Industrial Works Ltd.	44,000	40,272
	Chung Hwa Food Industrial Co. Ltd.	16,700	49,237
	Chung Hwa Pulp Corp.	196,246	138,863
	Chung Lien Co. Ltd.	18,000	22,095
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	172,000	963,727
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	20,000	28,255
#	Chunghwa Precision Test Tech Co. Ltd.	9,000	129,950
	Chunghwa Telecom Co. Ltd., Sponsored ADR	12,202	460,137
	Chunghwa Telecom Co. Ltd.	255,800	972,254
#	Cleanaway Co. Ltd.	34,000	201,779

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Clevo Co.	175,869	$227,392
*	CMC Magnetics Corp.	482,132	198,863
	C-Media Electronics, Inc.	24,000	38,398
	CoAsia Electronics Corp.	40,094	35,959
	Collins Co. Ltd.	50,000	31,117
#	Compal Electronics, Inc.	1,023,086	1,115,940
	Compeq Manufacturing Co. Ltd.	450,000	1,060,139
#	Compucase Enterprise.	38,000	88,316
	Concord International Securities Co. Ltd.	58,276	40,824
*	Concord Securities Co. Ltd.	229,912	113,125
#	Continental Holdings Corp.	188,250	219,543
	Contrel Technology Co. Ltd.	70,000	78,094
	Coremax Corp.	33,674	67,037
	Coretronic Corp.	128,600	404,793
#	Co-Tech Development Corp.	97,541	194,241
	Cowealth Medical Holding Co. Ltd.	27,216	19,614
	Coxon Precise Industrial Co. Ltd.	33,000	17,135
	Creative Sensor, Inc.	30,000	26,715
	Crowell Development Corp.	58,000	88,976
	CTBC Financial Holding Co. Ltd.	3,676,612	3,837,348
	CTCI Corp.	273,555	433,681
	CTI Traffic Industries Co. Ltd.	6,000	31,681
	Cub Elecparts, Inc.	25,000	85,576
	CviLux Corp.	40,902	54,408
	Cyberlink Corp.	22,000	59,864
	CyberPower Systems, Inc.	25,200	201,140
*	CyberTAN Technology, Inc.	144,576	95,259
	Cystech Electronics Corp.	8,400	18,419
	DA CIN Construction Co. Ltd.	111,200	197,079
	Dafeng TV Ltd.	28,396	47,251
	Dah San Electric Wire & Cable Co. Ltd.	17,900	31,842
#	Da-Li Development Co. Ltd.	154,519	299,799
	Darfon Electronics Corp.	117,000	226,247
	Darwin Precisions Corp.	202,000	104,650
	Daxin Materials Corp.	21,000	98,041
	De Licacy Industrial Co. Ltd.	139,345	57,305
	Delpha Construction Co. Ltd.	114,000	179,347
	Delta Electronics, Inc.	211,940	2,075,590
#	Depo Auto Parts Ind Co. Ltd.	47,000	283,549
	DFI, Inc.	14,000	28,664
	Dimerco Data System Corp.	24,884	98,289
	Dimerco Express Corp.	80,643	231,659
	D-Link Corp.	182,136	99,628
	Donpon Precision, Inc.	46,000	36,758
	Dr Wu Skincare Co. Ltd.	5,000	26,671
	Draytek Corp.	26,000	28,358
	Drewloong Precision, Inc.	10,446	49,760
	Dyaco International, Inc.	39,272	37,018
	Dynamic Holding Co. Ltd.	127,382	265,163
	Dynamic Medical Technologies, Inc.	5,500	19,625
	Dynapack International Technology Corp.	70,000	208,557
	E Ink Holdings, Inc.	103,000	658,501
	E.Sun Financial Holding Co. Ltd.	2,231,239	1,874,915
	Eastech Holding Ltd.	16,000	54,914
*	Eastern Media International Corp.	128,197	77,577
	Eclat Textile Co. Ltd.	43,279	680,958
	Edimax Technology Co. Ltd.	86,000	38,414
	Edison Opto Corp.	56,789	41,734
	Edom Technology Co. Ltd.	88,615	63,445

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	eGalax_eMPIA Technology, Inc.	24,467	$37,688
	Elan Microelectronics Corp.	116,959	588,682
	E-Lead Electronic Co. Ltd.	16,176	27,482
	E-LIFE MALL Corp.	35,000	90,735
#	Elite Advanced Laser Corp.	71,928	138,988
	Elite Material Co. Ltd.	64,909	808,173
	Elite Semiconductor Microelectronics Technology, Inc.	98,000	265,417
	Elitegroup Computer Systems Co. Ltd.	162,235	152,221
	eMemory Technology, Inc.	16,000	1,075,401
#	Emerging Display Technologies Corp.	62,000	59,824
	Ennoconn Corp.	44,915	449,158
#*	Ennostar, Inc.	318,227	417,478
	EnTie Commercial Bank Co. Ltd.	218,500	94,626
	Episil Technologies, Inc.	54,000	115,538
#	Episil-Precision, Inc.	48,078	91,400
	Eris Technology Corp.	5,650	52,760
#	Eson Precision Ind Co. Ltd.	43,000	73,516
	Eternal Materials Co. Ltd.	411,321	399,002
	Eurocharm Holdings Co. Ltd.	13,000	77,282
	Eva Airways Corp.	1,183,990	1,287,278
	Ever Supreme Bio Technology Co. Ltd.	6,597	42,381
*	Everest Textile Co. Ltd.	170,837	41,408
	Evergreen Aviation Technologies Corp.	46,000	154,844
	Evergreen International Storage & Transport Corp.	265,000	273,504
	Evergreen Marine Corp. Taiwan Ltd.	283,342	1,646,372
#	Evergreen Steel Corp.	75,000	341,147
#	Everlight Electronics Co. Ltd.	212,149	409,779
*	Everspring Industry Co. Ltd.	67,700	27,330
*	Evertop Wire Cable Corp.	42,000	33,777
	Excel Cell Electronic Co. Ltd.	40,000	28,687
	Excellence Opto, Inc.	32,000	31,248
	Excelliance Mos Corp.	7,000	22,009
	Excelsior Medical Co. Ltd.	53,136	148,490
#	EZconn Corp.	14,642	64,810
	Far Eastern Department Stores Ltd.	348,370	362,527
	Far Eastern International Bank	1,022,715	481,115
	Far Eastern New Century Corp.	1,074,560	1,071,918
	Far EasTone Telecommunications Co. Ltd.	446,000	1,106,264
	Faraday Technology Corp.	36,351	323,320
	Farcent Enterprise Co. Ltd.	11,000	19,019
	Farglory F T Z Investment Holding Co. Ltd.	67,054	119,276
	Farglory Land Development Co. Ltd.	145,442	327,199
	Feature Integration Technology, Inc.	5,000	11,278
*	Federal Corp.	99,000	59,824
	Feedback Technology Corp.	15,400	57,276
	Feng Hsin Steel Co. Ltd.	212,550	458,924
	Feng TAY Enterprise Co. Ltd.	98,265	488,586
	FineTek Co. Ltd.	13,553	39,357
	Firich Enterprises Co. Ltd.	81,395	71,571
#	First Copper Technology Co. Ltd.	39,000	59,094
	First Financial Holding Co. Ltd.	2,296,921	1,925,561
#	First Hi-Tec Enterprise Co. Ltd.	27,709	86,135
	First Hotel	107,746	51,068
	First Insurance Co. Ltd.	103,606	67,172
*	First Steamship Co. Ltd.	341,425	81,029
	FIT Holding Co. Ltd.	72,000	98,527
	Fitipower Integrated Technology, Inc.	42,250	317,070
	Fittech Co. Ltd.	38,000	61,377
#	FLEXium Interconnect, Inc.	196,001	548,909

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Flytech Technology Co. Ltd.	48,373	$125,873
#	FocalTech Systems Co. Ltd.	68,963	177,660
#	Forcecon Tech Co. Ltd.	34,006	171,831
#*	Forest Water Environment Engineering Co. Ltd.	23,183	31,617
	Formosa Advanced Technologies Co. Ltd.	93,000	104,738
	Formosa Chemicals & Fibre Corp.	544,378	925,247
	Formosa Electronic Industries, Inc.	10,000	11,809
	Formosa Oilseed Processing Co. Ltd.	29,400	54,434
	Formosa Optical Technology Co. Ltd.	17,000	54,120
	Formosa Petrochemical Corp.	54,000	119,331
	Formosa Plastics Corp.	530,134	1,113,778
#	Formosa Sumco Technology Corp.	29,000	156,384
#	Formosa Taffeta Co. Ltd.	339,000	237,768
	Formosan Rubber Group, Inc.	91,548	75,031
#	Formosan Union Chemical	148,847	89,240
#	Fortune Electric Co. Ltd.	18,000	463,670
	Founding Construction & Development Co. Ltd.	77,460	63,545
	Foxconn Technology Co. Ltd.	236,536	445,818
	Foxsemicon Integrated Technology, Inc.	35,562	328,034
	Franbo Lines Corp.	88,328	54,003
	Froch Enterprise Co. Ltd.	108,713	63,625
	FSP Technology, Inc.	67,886	128,277
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	36,865
	Fu Hua Innovation Co. Ltd.	160,621	165,333
	Fubon Financial Holding Co. Ltd.	788,455	1,667,991
	Fulgent Sun International Holding Co. Ltd.	74,898	276,807
	Fullerton Technology Co. Ltd.	78,000	54,328
#	Fulltech Fiber Glass Corp.	178,855	99,238
	Fusheng Precision Co. Ltd.	49,000	420,434
	Fwusow Industry Co. Ltd.	107,898	63,738
	G Shank Enterprise Co. Ltd.	66,059	150,147
	Gallant Precision Machining Co. Ltd.	47,000	82,147
	Gamania Digital Entertainment Co. Ltd.	56,000	131,788
*	GCS Holdings, Inc.	41,000	36,351
	GEM Services, Inc.	23,670	49,346
*	GEM Terminal Industrial Co. Ltd.	26,000	24,674
#	Gemtek Technology Corp.	188,574	191,338
	General Interface Solution Holding Ltd.	130,000	243,424
	General Plastic Industrial Co. Ltd.	34,384	40,303
	Generalplus Technology, Inc.	25,000	38,435
	Genius Electronic Optical Co. Ltd.	42,979	577,735
	Genovate Biotechnology Co. Ltd.	35,420	26,515
	GeoVision, Inc.	37,264	61,031
#	Getac Holdings Corp.	131,000	419,982
	GFC Ltd.	27,500	91,130
	Giant Manufacturing Co. Ltd.	75,944	508,072
	Giantplus Technology Co. Ltd.	140,000	55,868
	Gigabyte Technology Co. Ltd.	88,000	793,618
*	Gigasolar Materials Corp.	19,897	96,458
*	Gigastorage Corp.	147,000	94,252
#	Global Brands Manufacture Ltd.	155,172	346,486
	Global Lighting Technologies, Inc.	42,000	80,369
	Global Mixed Mode Technology, Inc.	29,000	255,426
	Global PMX Co. Ltd.	23,000	71,511
	Global Unichip Corp.	18,000	747,567
	Globalwafers Co. Ltd.	62,000	985,127
*	Globe Union Industrial Corp.	127,298	71,941
	Gloria Material Technology Corp.	224,708	372,920
*	GlycoNex, Inc.	30,000	23,227

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	GMI Technology, Inc.	63,970	$90,598
	Gold Circuit Electronics Ltd.	69,836	417,186
	Goldsun Building Materials Co. Ltd., Class C	275,735	406,298
	Good Will Instrument Co. Ltd.	29,859	43,466
	Gordon Auto Body Parts	21,000	21,908
	Gourmet Master Co. Ltd.	50,052	139,419
*	Grand Fortune Securities Co. Ltd.	109,000	53,470
#	Grand Pacific Petrochemical	512,456	212,096
	Grand Process Technology Corp.	5,000	166,231
	GrandTech CG Systems, Inc.	24,915	53,821
	Grape King Bio Ltd.	59,000	283,260
	Great China Metal Industry	78,000	57,509
	Great Taipei Gas Co. Ltd.	115,000	114,677
	Great Tree Pharmacy Co. Ltd.	26,330	227,103
	Great Wall Enterprise Co. Ltd.	287,448	504,147
	Greatek Electronics, Inc.	162,000	302,722
	Green World FinTech Service Co. Ltd.	4,000	48,518
	Group Up Industrial Co. Ltd.	18,000	100,461
	GTM Holdings Corp.	63,000	64,240
	Gudeng Precision Industrial Co. Ltd.	9,442	121,533
*	Hai Kwang Enterprise Corp.	30,450	19,137
#	Hannstar Board Corp.	186,734	319,365
*	HannStar Display Corp.	917,000	290,124
*	HannsTouch Holdings Co.	281,781	69,583
	Hanpin Electron Co. Ltd.	26,000	37,479
	Harvatek Corp.	66,052	48,232
	Heran Co. Ltd.	16,000	56,250
	Hi-Clearance, Inc.	13,707	59,099
*	Highlight Tech Corp.	42,136	77,030
#	Highwealth Construction Corp.	437,574	594,912
	Hi-Lai Foods Co. Ltd.	5,000	23,884
#	HIM International Music, Inc.	13,190	40,413
	Hiroca Holdings Ltd.	20,728	21,202
#	Hitron Technology, Inc.	66,799	61,693
	Hiwin Mikrosystem Corp.	16,000	36,030
	Hiwin Technologies Corp.	68,380	483,547
	Hiyes International Co. Ltd.	13,000	77,542
	Ho Tung Chemical Corp.	465,035	127,804
	Hocheng Corp.	112,586	66,864
#	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	45,779
	Holiday Entertainment Co. Ltd.	18,600	51,112
	Holtek Semiconductor, Inc.	63,000	115,839
	Holy Stone Enterprise Co. Ltd.	73,500	218,771
	Hon Hai Precision Industry Co. Ltd.	1,336,599	6,362,676
	Hong Pu Real Estate Development Co. Ltd.	80,609	92,360
	Hong TAI Electric Industrial	102,000	114,820
	Hong YI Fiber Industry Co.	68,000	35,898
	Horizon Securities Co. Ltd.	166,420	66,480
	Hota Industrial Manufacturing Co. Ltd.	90,000	150,269
#	Hotai Finance Co. Ltd.	61,600	225,645
	Hotai Motor Co. Ltd.	42,220	801,178
	Hotron Precision Electronic Industrial Co. Ltd.	32,272	32,984
	Hsin Kuang Steel Co. Ltd.	102,788	184,715
	Hsin Yung Chien Co. Ltd.	18,364	59,969
	Hsing TA Cement Co.	68,000	41,724
#*	HTC Corp.	287,000	373,481
	Hu Lane Associate, Inc.	31,679	150,674
#	HUA ENG Wire & Cable Co. Ltd.	119,000	131,385
#*	Hua Jung Components Co. Ltd.	70,000	29,988

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd., Class C	1,864,693	$1,350,826
	Huaku Development Co. Ltd.	128,465	654,295
	Huang Hsiang Construction Corp.	56,000	99,772
	Huikwang Corp.	22,000	21,615
	Hung Ching Development & Construction Co. Ltd.	45,000	78,332
	Hung Sheng Construction Ltd.	175,200	146,701
	Huxen Corp.	28,000	45,804
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	39,921
	Hwacom Systems, Inc.	64,000	40,665
*	IBF Financial Holdings Co. Ltd.	1,172,652	523,552
	ICARES Medicus, Inc.	7,000	28,607
#	Ichia Technologies, Inc.	118,897	120,552
	I-Chiun Precision Industry Co. Ltd.	71,228	159,444
*	Ideal Bike Corp.	89,000	28,906
#	IEI Integration Corp.	62,680	151,465
	Infortrend Technology, Inc.	110,798	72,426
	Info-Tek Corp.	37,000	49,708
#	Ingentec Corp.	7,000	55,978
	Innodisk Corp.	37,289	335,034
	Innolux Corp.	2,151,776	935,809
	Inpaq Technology Co. Ltd.	33,344	86,644
	Insyde Software Corp.	11,000	79,424
	Intai Technology Corp.	16,800	61,249
#	Integrated Service Technology, Inc.	48,345	213,491
	IntelliEPI, Inc.	9,000	17,683
	Interactive Digital Technologies, Inc.	10,000	28,204
#	International CSRC Investment Holdings Co.	345,400	190,122
	International Games System Co. Ltd., Class C	35,000	1,070,343
#	Inventec Corp.	166,181	266,591
	Iron Force Industrial Co. Ltd.	18,000	53,914
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	92,387
	ITE Technology, Inc.	65,202	331,348
	ITEQ Corp.	89,628	298,822
#	Jarllytec Co. Ltd.	29,000	196,648
	Jean Co. Ltd.	54,250	52,015
	Jentech Precision Industrial Co. Ltd.	15,498	461,102
	Jess-Link Products Co. Ltd.	34,875	153,024
	Jetway Information Co. Ltd.	26,000	35,399
	Jetwell Computer Co. Ltd.	10,000	46,143
	Jia Wei Lifestyle, Inc.	27,592	64,396
	Jih Lin Technology Co. Ltd.	24,000	48,806
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	38,757
*	Jinli Group Holdings Ltd.	81,159	25,368
	JMC Electronics Co. Ltd.	7,000	10,570
	Jochu Technology Co. Ltd.	16,000	11,892
	Johnson Health Tech Co. Ltd.	36,000	91,870
	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	13,944
	Jourdeness Group Ltd.	11,000	17,297
	JPP Holding Co. Ltd.	1,000	4,793
	JSL Construction & Development Co. Ltd.	18,861	82,896
	K Laser Technology, Inc.	71,000	56,296
	Kaimei Electronic Corp.	40,587	78,574
	Kaori Heat Treatment Co. Ltd.	23,983	315,548
	Kaulin Manufacturing Co. Ltd.	53,000	21,875
	Kedge Construction Co. Ltd.	36,432	115,322
	Keding Enterprises Co. Ltd.	15,000	54,989
	KEE TAI Properties Co. Ltd.	189,226	92,517
	Kenda Rubber Industrial Co. Ltd.	290,050	295,850
	Kent Industrial Co. Ltd.	32,000	26,661

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kerry TJ Logistics Co. Ltd.	100,000	$129,865
	Key Ware Electronics Co. Ltd.	36,959	14,146
	Keystone Microtech Corp.	9,000	81,699
	KHGEARS International Ltd.	13,000	38,374
	Kindom Development Co. Ltd.	213,700	369,096
	King Chou Marine Technology Co. Ltd.	33,660	40,465
	King Slide Works Co. Ltd.	7,050	262,237
	King Yuan Electronics Co. Ltd.	497,529	1,447,711
	King’s Town Bank Co. Ltd.	389,000	669,875
*	King’s Town Construction Co. Ltd.	41,348	69,169
#	Kinik Co.	31,000	240,858
	Kinko Optical Co. Ltd.	61,769	47,091
	Kinpo Electronics	577,028	258,441
	Kinsus Interconnect Technology Corp.	153,009	445,724
	KMC Kuei Meng International, Inc.	29,761	132,903
	KNH Enterprise Co. Ltd.	43,000	28,796
	Ko Ja Cayman Co. Ltd.	20,000	30,989
	KS Terminals, Inc.	70,760	164,091
	Kung Long Batteries Industrial Co. Ltd.	30,000	127,160
*	Kung Sing Engineering Corp.	210,404	91,282
#	Kuo Toong International Co. Ltd.	83,625	213,974
*	Kuo Yang Construction Co. Ltd.	90,366	78,585
	Kwong Lung Enterprise Co. Ltd.	58,000	106,225
	KYE Systems Corp.	108,426	63,290
#	L&K Engineering Co. Ltd.	74,812	617,196
	La Kaffa International Co. Ltd.	11,000	41,216
#*	Lang, Inc.	16,000	19,629
#	Lanner Electronics, Inc.	44,961	130,772
	Largan Precision Co. Ltd.	16,306	1,086,924
	Laser Tek Taiwan Co. Ltd.	27,550	52,763
	Laster Tech Corp. Ltd.	37,821	49,422
*	Leader Electronics, Inc.	35,799	23,881
*	Lealea Enterprise Co. Ltd.	336,940	98,597
*	Leatec Fine Ceramics Co. Ltd.	19,000	14,737
	LEE CHI Enterprises Co. Ltd.	95,000	47,946
	Lelon Electronics Corp.	43,694	100,736
	Lemtech Holdings Co. Ltd.	15,115	60,232
	Leo Systems, Inc.	27,000	29,773
*	Leofoo Development Co. Ltd.	42,254	27,218
*	Li Cheng Enterprise Co. Ltd.	38,337	20,582
*	Li Peng Enterprise Co. Ltd.	254,806	63,280
	Lian HWA Food Corp.	41,528	124,909
	Lida Holdings Ltd.	31,320	29,232
	Lien Hwa Industrial Holdings Corp.	182,718	372,184
	Ligitek Electronics Co. Ltd.	8,000	5,865
*	Lily Textile	11,000	10,818
	Lingsen Precision Industries Ltd.	208,000	142,217
	Lintes Technology Co. Ltd.	8,143	40,482
*	Lion Travel Service Co. Ltd.	31,000	145,383
	Lite-On Technology Corp.	194,395	588,391
	Liton Technology Corp.	32,000	36,550
*	Long Bon International Co. Ltd.	61,180	33,404
	Long Da Construction & Development Corp.	67,000	97,178
	Longchen Paper & Packaging Co. Ltd.	376,349	179,834
#	Longwell Co.	55,000	132,058
	Lotes Co. Ltd.	28,508	1,248,767
	Lumax International Corp. Ltd.	39,142	130,673
*	Lung Yen Life Service Corp.	73,000	98,585
	Lungteh Shipbuilding Co. Ltd.	27,000	96,659

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Luxe Green Energy Technology Co. Ltd.	14,000	$14,619
#	LuxNet Corp.	12,617	46,378
	M3 Technology, Inc.	11,000	50,131
#	M31 Technology Corp.	2,500	90,991
	Macauto Industrial Co. Ltd.	29,000	63,008
#	Machvision, Inc.	9,676	138,266
	Macroblock, Inc.	18,000	52,195
#	Macronix International Co. Ltd.	832,201	702,411
	Makalot Industrial Co. Ltd.	52,605	629,837
	Marketech International Corp.	36,000	173,872
#	Materials Analysis Technology, Inc.	24,360	217,553
	Maxigen Biotech, Inc.	13,650	18,002
	Mayer Steel Pipe Corp.	60,259	73,242
	Mechema Chemicals International Corp.	10,000	23,377
	Medeon Biodesign, Inc.	23,309	30,304
	MediaTek, Inc.	178,360	5,377,763
	Mega Financial Holding Co. Ltd.	886,102	1,085,839
	Meiloon Industrial Co.	44,520	28,421
*	Mercuries & Associates Holding Ltd.	262,341	113,711
#	Mercuries Data Systems Ltd.	15,763	14,105
*	Mercuries Life Insurance Co. Ltd.	1,539,801	270,621
	Merida Industry Co. Ltd.	57,735	414,854
	Merry Electronics Co. Ltd.	101,174	374,064
	METAAGE Corp.	32,000	55,792
*	Metatech AP, Inc.	9,000	10,926
#	Microbio Co. Ltd.	125,000	160,030
	Micro-Star International Co. Ltd.	183,233	891,560
	Mildef Crete, Inc.	29,000	89,479
	MIN AIK Technology Co. Ltd.	61,200	52,562
#	Mirle Automation Corp.	50,804	75,636
	Mitac Holdings Corp.	330,125	455,761
	Mitake Information Corp.	6,000	11,750
*	Mobiletron Electronics Co. Ltd.	26,440	40,611
	momo.com, Inc.	21,120	285,521
	MOSA Industrial Corp.	81,154	55,927
	Mosel Vitelic, Inc.	31,000	29,302
	Motech Industries, Inc.	137,000	111,751
#	MPI Corp.	44,000	590,547
	MSSCORPS Co. Ltd.	16,000	69,862
	Nak Sealing Technologies Corp.	31,000	122,799
#	Namchow Holdings Co. Ltd.	88,000	164,300
	Nan Liu Enterprise Co. Ltd.	18,000	39,032
	Nan Pao Resins Chemical Co. Ltd.	21,000	228,207
*	Nan Ren Lake Leisure Amusement Co. Ltd.	48,000	18,030
	Nan Ya Plastics Corp.	671,674	1,166,297
#	Nan Ya Printed Circuit Board Corp.	89,072	507,172
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	29,172
	Nantex Industry Co. Ltd.	122,964	125,842
#	Nanya Technology Corp.	198,000	399,652
	National Aerospace Fasteners Corp.	10,000	34,300
	National Petroleum Co. Ltd.	45,000	93,129
#	Netronix, Inc.	34,000	112,465
*	New Asia Construction & Development Corp.	36,000	13,711
	New Best Wire Industrial Co. Ltd.	36,600	39,241
*	New Era Electronics Co. Ltd.	8,000	20,057
*	Newmax Technology Co. Ltd.	33,000	30,000
	Nexcom International Co. Ltd.	44,000	70,438
	Nichidenbo Corp.	83,193	154,513
	Nidec Chaun-Choung Technology Corp.	7,000	68,954

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nien Hsing Textile Co. Ltd.	58,110	$36,993
	Nien Made Enterprise Co. Ltd.	53,000	619,377
	Niko Semiconductor Co. Ltd.	34,800	54,232
	Nishoku Technology, Inc.	18,400	80,679
	Nova Technology Corp.	10,000	62,176
	Novatek Microelectronics Corp.	151,000	2,853,177
	Nuvoton Technology Corp.	93,000	367,650
	O-Bank Co. Ltd.	584,362	178,713
*	Ocean Plastics Co. Ltd.	95,000	113,199
	OFCO Industrial Corp.	45,097	34,170
	OK Biotech Co. Ltd.	54,214	44,550
	Oneness Biotech Co. Ltd.	30,653	148,520
#	Orient Semiconductor Electronics Ltd.	189,310	367,018
	Oriental Union Chemical Corp.	250,821	133,411
	O-TA Precision Industry Co. Ltd.	35,935	97,279
	Pacific Construction Co.	143,000	56,013
	Pacific Hospital Supply Co. Ltd.	23,094	64,474
	PADAUK Technology Co. Ltd.	4,000	12,637
	Paiho Shih Holdings Corp.	82,910	51,823
	Pan Asia Chemical Corp.	110,940	47,707
	Pan German Universal Motors Ltd.	8,000	81,229
	Pan Jit International, Inc.	137,300	237,400
#	Pan Ram International Corp.	8,000	11,278
	Pan-International Industrial Corp.	194,514	203,754
	Panion & BF Biotech, Inc.	20,969	61,855
#	Parade Technologies Ltd.	24,400	553,943
*	PChome Online, Inc.	56,208	54,205
#	PCL Technologies, Inc.	29,961	66,661
	P-Duke Technology Co. Ltd.	23,442	67,871
	Pegatron Corp.	525,037	1,565,883
	Pegavision Corp.	18,198	291,284
*	PharmaEssentia Corp.	40,263	362,023
*	Phihong Technology Co. Ltd.	37,000	60,441
	Phison Electronics Corp.	41,000	875,194
#	Phoenix Silicon International Corp.	69,486	117,313
*	Phytohealth Corp.	63,000	38,721
#	Pixart Imaging, Inc.	67,030	323,501
	Planet Technology Corp.	16,000	73,176
	Plastron Precision Co. Ltd.	59,628	30,983
	Polytronics Technology Corp.	22,269	36,534
	Posiflex Technology, Inc.	17,346	63,811
	Pou Chen Corp.	574,144	635,503
	Power Wind Health Industry, Inc.	20,632	70,297
#*	Powerchip Semiconductor Manufacturing Corp.	787,000	549,858
	Powertech Technology, Inc.	285,400	1,519,860
	Powertip Technology Corp.	53,000	25,190
	Poya International Co. Ltd.	19,890	304,723
	President Chain Store Corp.	116,000	975,517
	President Securities Corp.	360,872	305,596
#	Primax Electronics Ltd.	205,000	607,676
	Prince Housing & Development Corp.	455,087	177,270
#	Princeton Technology Corp.	57,000	42,690
	Pro Hawk Corp.	8,000	45,623
	Progate Group Corp.	4,000	28,902
#	Promate Electronic Co. Ltd.	79,000	207,560
	Prosperity Dielectrics Co. Ltd.	52,032	71,002
#	Qisda Corp.	359,439	454,188
	QST International Corp.	24,404	55,527
	Qualipoly Chemical Corp.	34,198	42,029

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Quang Viet Enterprise Co. Ltd.	27,000	$89,395
	Quanta Computer, Inc.	202,715	1,590,955
#	Quanta Storage, Inc.	88,000	240,293
	Quintain Steel Co. Ltd.	52,134	24,314
	Radiant Opto-Electronics Corp.	123,144	750,801
*	Radium Life Tech Co. Ltd.	309,106	112,839
	Rafael Microelectronics, Inc.	4,024	16,674
	Raydium Semiconductor Corp.	26,000	338,934
	Realtek Semiconductor Corp.	53,268	840,306
	Rechi Precision Co. Ltd.	173,173	147,181
*	Rexon Industrial Corp. Ltd.	45,000	69,474
*	Rich Development Co. Ltd.	285,254	114,166
*	Right WAY Industrial Co. Ltd.	55,000	28,330
*	Ritek Corp.	325,288	76,100
	Rodex Fasteners Corp.	25,000	34,613
*††	Roo Hsing Co. Ltd.	282,000	30,688
	Ruentex Development Co. Ltd.	345,751	406,806
	Ruentex Engineering & Construction Co.	25,110	134,804
	Ruentex Industries Ltd.	157,963	291,311
	Run Long Construction Co. Ltd.	104,337	364,361
	Sakura Development Co. Ltd.	117,077	271,503
#	Sampo Corp.	151,200	134,687
	San Fang Chemical Industry Co. Ltd.	92,992	86,851
#	San Far Property Ltd.	120,248	136,474
	San Fu Chemical Co. Ltd.	16,000	71,136
	San Shing Fastech Corp.	50,479	88,105
	Sanitar Co. Ltd.	24,000	27,836
#	Sanyang Motor Co. Ltd.	229,684	591,606
	Savior Lifetec Corp.	119,447	78,354
	Scan-D Corp.	11,000	14,155
	SCI Pharmtech, Inc.	25,705	70,127
#	Scientech Corp.	15,000	154,167
	ScinoPharm Taiwan Ltd.	70,000	61,555
	SciVision Biotech, Inc.	16,000	52,486
	SDI Corp.	57,000	183,529
	Sea & Land Integrated Corp.	37,700	26,632
	Sea Sonic Electronics Co. Ltd.	16,000	40,634
	Securitag Assembly Group Co.	4,000	12,389
	Senao International Co. Ltd.	34,000	40,665
#	Senao Networks, Inc.	13,000	71,763
#	Sensortek Technology Corp.	12,000	125,127
	Sercomm Corp.	133,000	503,183
	Sesoda Corp.	97,315	94,583
	Shanghai Commercial & Savings Bank Ltd.	557,799	794,424
	Shan-Loong Transportation Co. Ltd.	48,000	39,996
	Sharehope Medicine Co. Ltd.	38,793	38,147
	Sheh Fung Screws Co. Ltd.	6,000	11,664
	Sheng Yu Steel Co. Ltd.	53,000	47,512
	ShenMao Technology, Inc.	44,435	87,747
	Shieh Yih Machinery Industry Co. Ltd.	49,000	52,884
	Shih Her Technologies, Inc.	29,000	95,602
#	Shih Wei Navigation Co. Ltd.	183,752	113,195
	Shihlin Electric & Engineering Corp.	63,000	562,669
	Shin Hsiung Natural Gas Co. Ltd.	15,180	25,967
*	Shin Kong Financial Holding Co. Ltd.	3,074,244	812,395
	Shin Ruenn Development Co. Ltd.	56,335	142,039
	Shin Shin Natural Gas Co.	18,000	22,925
#	Shin Zu Shing Co. Ltd.	79,630	422,833
#	Shinfox Energy Co. Ltd.	34,000	139,644

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	198,397	$74,387
	Shinkong Insurance Co. Ltd.	108,000	319,492
	Shinkong Synthetic Fibers Corp.	577,191	302,956
	Shinkong Textile Co. Ltd.	73,800	113,622
#	Shiny Chemical Industrial Co. Ltd.	42,602	226,599
*	Shun On Electronic Co. Ltd.	14,000	14,958
#	ShunSin Technology Holding Ltd.	12,000	66,638
*	Shuttle, Inc.	167,000	91,277
#	Sigurd Microelectronics Corp.	250,538	566,484
	Silergy Corp.	53,000	703,899
	Silicon Integrated Systems Corp.	278,300	522,493
	Simplo Technology Co. Ltd.	48,400	646,341
	Sinbon Electronics Co. Ltd.	53,917	464,429
	Sincere Navigation Corp.	137,240	109,380
	Singatron Enterprise Co. Ltd.	49,000	48,305
	Single Well Industrial Corp.	17,000	16,611
	Sinher Technology, Inc.	29,000	29,905
	Sinmag Equipment Corp.	17,979	85,559
	Sino-American Silicon Products, Inc.	185,000	1,101,445
	Sinon Corp.	181,000	225,313
	SinoPac Financial Holdings Co. Ltd.	2,198,478	1,479,060
	Sinopower Semiconductor, Inc.	9,900	29,821
	Sinyi Realty, Inc.	124,549	126,731
	Sirtec International Co. Ltd.	40,600	44,613
	Sitronix Technology Corp.	45,434	388,024
	Siward Crystal Technology Co. Ltd.	79,000	78,067
#	Soft-World International Corp.	25,000	111,861
	Solar Applied Materials Technology Corp.	192,339	261,484
	Solomon Technology Corp.	35,000	108,534
	Solteam, Inc.	40,850	60,893
*	Solytech Enterprise Corp.	18,000	8,218
	Song Shang Electronics Co. Ltd.	14,000	9,481
	Sonix Technology Co. Ltd.	66,000	102,953
	Southeast Cement Co. Ltd.	65,000	40,256
	Speed Tech Corp.	54,000	103,761
#	Sporton International, Inc.	40,740	310,812
	Sports Gear Co. Ltd.	27,000	72,076
	St. Shine Optical Co. Ltd.	29,000	166,664
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	58,146
	Standard Foods Corp.	185,642	218,577
	Stark Technology, Inc.	39,200	155,158
	STL Technology Co. Ltd.	13,000	12,939
	Sumeeko Industries Co. Ltd.	4,000	18,050
	Sun Yad Construction Co. Ltd.	86,937	54,107
	Sunfun Info Co. Ltd.	2,920	21,724
	Sunjuice Holdings Co. Ltd.	7,000	46,333
	Sunko INK Co. Ltd.	68,200	29,760
	SunMax Biotechnology Co. Ltd.	12,000	83,826
	Sunny Friend Environmental Technology Co. Ltd.	35,982	112,504
#	Sunonwealth Electric Machine Industry Co. Ltd.	101,000	345,023
	Sunplus Innovation Technology, Inc.	8,000	36,727
	Sunplus Technology Co. Ltd.	199,000	188,921
	Sunrex Technology Corp.	66,631	125,632
	Sunspring Metal Corp.	50,625	45,257
	Superior Plating Technology Co. Ltd.	7,000	11,517
	Supreme Electronics Co. Ltd.	221,027	595,575
	Swancor Holding Co. Ltd.	33,000	151,500
	Sweeten Real Estate Development Co. Ltd.	81,240	97,484
#	Symtek Automation Asia Co. Ltd.	27,488	107,061

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	51,000	$144,369
	Syngen Biotech Co. Ltd.	5,000	23,036
	Synnex Technology International Corp.	241,967	591,428
#	Syscom Computer Engineering Co.	16,000	28,661
#*	Sysgration	19,000	20,143
	Systex Corp.	71,000	271,459
	T3EX Global Holdings Corp.	61,000	191,003
	TA Chen Stainless Pipe	697,298	785,234
	Ta Liang Technology Co. Ltd.	19,570	37,063
#	Ta Ya Electric Wire & Cable	266,677	464,681
	Tah Hsin Industrial Corp.	24,024	52,629
	TA-I Technology Co. Ltd.	48,936	70,244
*	Tai Tung Communication Co. Ltd.	60,715	40,640
	Taichung Commercial Bank Co. Ltd.	1,022,886	555,351
	TaiDoc Technology Corp.	28,458	134,865
#	Taiflex Scientific Co. Ltd.	86,540	136,494
	Tailyn Technologies, Inc.	22,000	21,967
	Taimide Tech, Inc.	46,117	61,721
	Tainan Enterprises Co. Ltd.	43,000	44,186
	Tainan Spinning Co. Ltd.	530,568	321,012
*	Tainergy Tech Co. Ltd.	57,000	39,526
	Tai-Saw Technology Co. Ltd.	42,000	34,475
	Taishin Financial Holding Co. Ltd.	2,326,225	1,280,749
	TaiSol Electronics Co. Ltd.	28,000	63,223
	Taisun Enterprise Co. Ltd.	75,000	51,163
	Taita Chemical Co. Ltd.	54,050	25,534
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	95,404
	Taiwan Business Bank	1,947,630	1,011,188
	Taiwan Chelic Corp. Ltd.	7,000	13,705
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	43,326
	Taiwan Cooperative Financial Holding Co. Ltd.	1,244,241	999,907
	Taiwan Fertilizer Co. Ltd.	168,000	336,627
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	94,046
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	117,060
*	Taiwan Glass Industry Corp.	471,442	247,788
#	Taiwan High Speed Rail Corp.	381,000	349,308
	Taiwan Hon Chuan Enterprise Co. Ltd.	150,455	733,106
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	84,673
	Taiwan IC Packaging Corp.	38,000	20,468
††	Taiwan Land Development Corp.	335,217	5,173
#	Taiwan Line Tek Electronic	27,810	28,250
	Taiwan Mask Corp.	98,000	201,747
	Taiwan Mobile Co. Ltd.	458,800	1,464,309
	Taiwan Navigation Co. Ltd.	88,000	100,284
	Taiwan Paiho Ltd.	148,068	288,921
	Taiwan PCB Techvest Co. Ltd.	158,733	195,290
#	Taiwan Sakura Corp.	85,600	236,114
	Taiwan Sanyo Electric Co. Ltd.	51,800	65,142
	Taiwan Secom Co. Ltd.	112,795	444,644
	Taiwan Semiconductor Co. Ltd.	113,000	251,296
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	175,603	24,117,316
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,122,214	50,813,771
	Taiwan Shin Kong Security Co. Ltd.	120,251	152,902
	Taiwan Steel Union Co. Ltd.	9,000	27,608
	Taiwan Styrene Monomer	218,164	88,268
	Taiwan Surface Mounting Technology Corp.	139,845	510,986
	Taiwan Taxi Co. Ltd.	16,800	65,191
*	Taiwan TEA Corp.	257,648	177,480
	Taiwan Union Technology Corp.	124,000	695,522

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan-Asia Semiconductor Corp.	138,043	$163,683
	Taiyen Biotech Co. Ltd.	51,712	54,140
*	Tang Eng Iron Works Co. Ltd.	36,000	36,386
#*	Tatung Co. Ltd.	291,688	583,398
	TBI Motion Technology Co. Ltd.	27,000	27,032
	TCI Co. Ltd.	43,153	190,875
	Te Chang Construction Co. Ltd.	37,247	87,344
#	Teco Electric & Machinery Co. Ltd.	269,000	457,028
	Tehmag Foods Corp.	11,470	105,485
	TEKOM Technologies, Inc.	6,000	21,759
	Tera Autotech Corp.	22,701	19,692
	Test Research, Inc.	75,571	245,025
	Test Rite International Co. Ltd.	77,568	49,652
	Thermaltake Technology Co. Ltd.	18,096	23,240
#	Thinking Electronic Industrial Co. Ltd.	37,000	178,584
	Thye Ming Industrial Co. Ltd.	54,700	125,309
	Tofu Restaurant Co. Ltd.	8,360	73,379
	Ton Yi Industrial Corp.	396,300	181,713
#	Tong Hsing Electronic Industries Ltd.	94,630	425,903
	Tong Ming Enterprise Co. Ltd.	16,000	14,962
	Tong Yang Industry Co. Ltd.	153,640	559,282
	Tong-Tai Machine & Tool Co. Ltd.	101,711	76,894
	Top Union Electronics Corp.	52,064	54,965
	Topco Scientific Co. Ltd.	73,307	560,331
	Topco Technologies Corp.	19,122	45,724
	Topkey Corp.	33,000	199,083
	Topoint Technology Co. Ltd.	73,386	66,810
	Toung Loong Textile Manufacturing	43,860	35,147
	TPK Holding Co. Ltd.	147,000	172,308
	Trade-Van Information Services Co.	25,000	56,937
	Transart Graphics Co. Ltd.	15,000	23,500
	Transcend Information, Inc.	87,890	252,310
	Transcom, Inc.	17,800	92,467
	Tripod Technology Corp.	121,170	726,866
#	Trusval Technology Co. Ltd.	14,000	69,070
	Tsang Yow Industrial Co. Ltd.	30,000	26,484
	Tsann Kuen Enterprise Co. Ltd.	35,081	39,781
	TSC Auto ID Technology Co. Ltd.	16,573	115,505
#	TSEC Corp.	220,000	187,538
	TSRC Corp.	278,452	205,693
	TST Group Holding Ltd.	4,800	16,328
	Ttet Union Corp.	13,000	57,869
	TTFB Co. Ltd.	11,561	83,804
#	TTY Biopharm Co. Ltd.	93,000	219,966
*	Tul Corp.	14,000	31,456
	Tung Ho Steel Enterprise Corp.	256,448	576,070
	Tung Thih Electronic Co. Ltd.	34,000	117,723
	TURVO International Co. Ltd.	14,843	59,611
	TXC Corp.	149,204	511,895
	TYC Brother Industrial Co. Ltd.	83,091	127,164
*	Tycoons Group Enterprise	127,476	47,800
*	Tyntek Corp.	117,922	63,155
*	TZE Shin International Co. Ltd.	29,000	26,425
	Ubright Optronics Corp.	6,000	10,580
	UDE Corp.	37,000	71,756
	Ultra Chip, Inc.	24,000	61,565
	U-Ming Marine Transport Corp.	228,000	379,087
	Unic Technology Corp.	34,000	24,056
	Unictron Technologies Corp.	8,000	19,270

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Uniform Industrial Corp.	11,000	$9,889
#	Unimicron Technology Corp.	378,312	2,092,074
	Union Bank of Taiwan	438,686	207,192
*	Union Insurance Co. Ltd.	24,000	23,580
	Uni-President Enterprises Corp.	1,217,577	2,855,955
	Unitech Computer Co. Ltd.	27,000	30,054
#	Unitech Printed Circuit Board Corp.	273,061	218,522
	United Integrated Services Co. Ltd.	68,400	825,279
#	United Microelectronics Corp.	2,349,081	3,609,181
	United Orthopedic Corp.	36,141	110,705
	United Radiant Technology	48,000	26,953
	United Recommend International Co. Ltd.	20,295	44,021
	United Renewable Energy Co. Ltd.	590,347	218,819
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	28,948
	Universal Microelectronics Co. Ltd.	24,000	18,074
	Universal Textile Co. Ltd.	16,000	11,943
	Universal Vision Biotechnology Co. Ltd.	19,928	156,072
	UPC Technology Corp.	385,532	162,396
	Userjoy Technology Co. Ltd.	22,453	55,611
	USI Corp.	354,332	172,199
	U-Tech Media Corp.	37,000	25,489
	Utechzone Co. Ltd.	23,000	63,540
	UVAT Technology Co. Ltd.	14,000	21,706
	Value Valves Co. Ltd.	22,000	65,007
#	Vanguard International Semiconductor Corp.	333,000	872,625
	Ve Wong Corp.	43,000	65,883
	Ventec International Group Co. Ltd., Class C	32,000	82,357
	VIA Labs, Inc.	5,000	29,660
	Via Technologies, Inc.	15,000	58,388
#	Viking Tech Corp.	24,000	35,021
#	Visco Vision, Inc.	16,000	124,137
	VisEra Technologies Co. Ltd.	20,000	166,069
	Visual Photonics Epitaxy Co. Ltd.	28,757	135,527
	Voltronic Power Technology Corp.	17,017	805,197
#	Wafer Works Corp.	277,000	334,521
#	Waffer Technology Corp.	37,224	107,156
	Wah Hong Industrial Corp.	33,694	37,586
	Wah Lee Industrial Corp.	95,480	367,638
#	Walsin Lihwa Corp.	606,764	685,378
#	Walsin Technology Corp.	125,345	424,895
	Walton Advanced Engineering, Inc.	140,000	76,723
	Wan Hai Lines Ltd.	186,355	289,459
	WAN HWA Enterprise Co.	40,000	15,776
*	We&Win Diversification Co. Ltd.	17,000	24,701
	WEI Chih Steel Industrial Co. Ltd.	53,000	43,275
	Wei Chuan Foods Corp.	176,000	102,327
	Weikeng Industrial Co. Ltd.	206,725	216,811
	Well Shin Technology Co. Ltd.	46,160	85,880
	Welldone Co.	8,000	13,124
	WELLELL, Inc.	29,000	24,946
	Wha Yu Industrial Co. Ltd.	58,000	29,188
	Wholetech System Hitech Ltd.	24,000	79,918
	Win Semiconductors Corp.	93,141	413,960
#	Winbond Electronics Corp.	1,001,171	793,989
	Winmate, Inc.	14,000	63,201
#	Winstek Semiconductor Co. Ltd.	34,000	135,680
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	203,292

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wisdom Marine Lines Co. Ltd.	272,501	$569,391
#	Wistron Corp.	427,017	1,462,132
	Wistron Information Technology & Services Corp.	22,385	94,023
	Wistron NeWeb Corp.	92,260	423,379
	Wiwynn Corp.	12,000	853,669
	Wonderful Hi-Tech Co. Ltd.	69,683	81,557
#	Wowprime Corp.	41,387	297,978
	WPG Holdings Ltd.	374,779	1,012,212
	WT Microelectronics Co. Ltd.	104,284	476,073
#	WUS Printed Circuit Co. Ltd.	80,712	120,987
*	XAC Automation Corp.	37,000	31,494
	XinTec, Inc.	70,000	249,450
	Xxentria Technology Materials Corp.	66,232	148,385
	Ya Horng Electronic Co. Ltd.	14,000	26,425
	Yageo Corp.	56,380	1,075,420
#	Yang Ming Marine Transport Corp.	632,000	1,010,432
	Yankey Engineering Co. Ltd.	14,431	168,471
	YC INOX Co. Ltd.	173,767	135,517
	YCC Parts Manufacturing Co. Ltd.	23,000	54,252
	Yea Shin International Development Co. Ltd.	101,968	135,987
*	Yeh-Chiang Technology Corp.	14,000	16,214
	Yem Chio Co. Ltd.	213,061	136,567
#	Yen Sun Technology Corp.	26,000	50,331
*	Yeong Guan Energy Technology Group Co. Ltd.	35,669	52,264
	YFC-Boneagle Electric Co. Ltd.	54,704	39,790
	YFY, Inc.	402,891	383,225
	Yi Jinn Industrial Co. Ltd.	81,100	62,181
	Yieh Phui Enterprise Co. Ltd.	429,731	202,816
	Yonyu Plastics Co. Ltd.	39,000	37,164
#	Young Fast Optoelectronics Co. Ltd.	41,298	73,061
*	Young Optics, Inc.	15,000	25,221
	Youngtek Electronics Corp.	54,257	124,331
#	Yuan High-Tech Development Co. Ltd.	8,400	32,400
	Yuanta Financial Holding Co. Ltd.	1,893,599	1,776,264
	Yuanta Futures Co. Ltd.	34,968	87,704
	Yuen Chang Stainless Steel Co. Ltd., Class C	57,837	29,290
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	60,371
#	Yulon Finance Corp.	110,213	499,290
#	Yulon Motor Co. Ltd.	214,141	449,231
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,689
	Yungshin Construction & Development Co. Ltd.	59,000	370,713
	YungShin Global Holding Corp.	98,000	146,901
	Yusin Holding Corp.	11,000	40,802
	Zeng Hsing Industrial Co. Ltd.	29,906	90,870
	Zenitron Corp.	88,000	95,637
	Zero One Technology Co. Ltd.	61,422	140,496
#	Zhen Ding Technology Holding Ltd.	252,000	891,972
	Zig Sheng Industrial Co. Ltd.	158,231	72,320
*	Zinwell Corp.	147,010	90,098
	Zippy Technology Corp.	45,000	74,554
#	Zyxel Group Corp.	143,826	181,896

TOTAL TAIWAN			321,100,135

THAILAND — (1.4%)
	AAPICO Hitech PCL	122,332	70,970
*	Absolute Clean Energy PCL	859,800	32,248
	Advanced Info Service PCL	145,800	776,997
	Advanced Information Technology PCL, Class F	454,000	52,677
	AEON Thana Sinsap Thailand PCL	37,700	164,289

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	After You PCL	87,400	$21,697
	Airports of Thailand PCL	362,100	637,534
*	AJ Plast PCL	66,600	10,872
	Allianz Ayudhya Capital PCL	16,500	17,030
	AMA Marine PCL	65,800	7,848
	Amata Corp. PCL	290,700	178,060
	AP Thailand PCL	673,602	196,301
	Asia Plus Group Holdings PCL	764,400	54,865
*	Asia Precision PCL	183,600	16,250
	Asia Sermkij Leasing PCL, NVDR	111,500	50,545
	Asian Insulators PCL	149,155	16,421
	Asian Sea Corp. PCL, Class F	76,100	17,043
	Asset World Corp. PCL	997,500	118,430
	Assetwise PCL	152,000	33,017
	B Grimm Power PCL	159,000	110,476
	Bangchak Corp. PCL	414,200	469,412
	Bangchak Sriracha PCL	303,700	72,524
	Bangkok Bank PCL	155,600	575,208
	Bangkok Commercial Asset Management PCL	647,200	173,763
	Bangkok Expressway & Metro PCL	1,052,335	235,682
	Bangkok Insurance PCL	28,780	226,761
*	Bangkok Land PCL	6,278,700	115,205
	Bangkok Life Assurance PCL, NVDR	88,940	43,198
*	Bangkok Ranch PCL	394,200	27,443
	BCPG PCL	296,300	53,967
	BEC World PCL	427,599	55,844
#	Berli Jucker PCL	191,100	126,334
	Betagro PCL.	94,000	60,621
*	Better World Green PCL	1,839,200	22,829
	BG Container Glass PCL	130,800	24,529
#	BTS Group Holdings PCL	1,047,500	179,483
	Cal-Comp Electronics Thailand PCL, Class F	2,130,278	129,909
	Central Pattana PCL	167,700	287,343
#*	Central Plaza Hotel PCL	84,000	101,997
	Central Retail Corp. PCL	395,266	367,963
	CH Karnchang PCL	189,472	116,055
	Charoen Pokphand Foods PCL	868,993	464,276
	Chayo Group PCL	265,586	31,675
*	CIMB Thai Bank PCL	820,700	12,180
	CK Power PCL	501,000	52,723
#	Com7 PCL, Class F	252,600	124,732
	CP ALL PCL	327,200	507,663
	Delta Electronics Thailand PCL	328,700	620,858
*	Demco PCL	239,100	26,452
	Dhipaya Group Holdings PCL	214,400	176,449
	Diamond Building Products PCL	152,800	32,984
	Dohome PCL	79,400	23,139
	Don Muang Tollway PCL	150,500	48,326
	Dynasty Ceramic PCL	1,772,400	86,563
	Eastern Polymer Group PCL, Class F.	402,600	74,415
	Eastern Water Resources Development & Management PCL, Class F	345,900	32,667
	Ekachai Medical Care PCL	148,280	31,008
#	Energy Absolute PCL	250,300	207,683
	Erawan Group PCL	705,400	91,744
	Exotic Food PCL, Class F	52,700	43,372
#	Forth Corp. PCL.	69,500	30,756
	Fortune Parts Industry PCL, Class F	205,200	11,849
	GFPT PCL	193,100	67,215
	Global Green Chemicals PCL, Class F	54,700	11,734

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Green Tech Ventures PCL, Class F	2,983,500	$12,076
*††	Group Lease PCL, NVDR	135,800	447
	Gunkul Engineering PCL	1,707,800	118,892
	Haad Thip PCL	109,500	52,889
	Hana Microelectronics PCL	238,401	249,272
	Home Product Center PCL	1,136,127	318,827
	Hwa Fong Rubber Thailand PCL, Class F	162,600	17,989
	ICC International PCL	27,800	38,444
	Ichitan Group PCL	232,700	113,650
	Index Livingmall PCL	102,800	57,697
	Indorama Ventures PCL	251,600	162,257
	Interlink Communication PCL	103,650	19,158
#	Intouch Holdings PCL, Class F	11,200	20,248
	IRPC PCL	2,596,800	138,038
	IT City PCL	52,200	4,873
*	Italian-Thai Development PCL	2,025,200	39,892
	Jasmine International PCL	1,099,300	94,921
*	Jasmine Technology Solution PCL	33,100	45,104
#*	Jaymart Group Holdings PCL	231,000	87,264
	JMT Network Services PCL	280,837	156,863
	Jubilee Enterprise PCL	20,400	8,917
	Kang Yong Electric PCL	2,400	21,112
	Karmarts PCL	291,400	125,807
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	12,905
	Kasikornbank PCL	60,700	213,744
#	KCE Electronics PCL	218,700	231,624
	KGI Securities Thailand PCL	761,400	90,809
#	Kiatnakin Phatra Bank PCL	52,500	73,664
	Krung Thai Bank PCL	456,250	206,827
	Krungthai Card PCL	160,600	186,341
	Lalin Property PCL	208,900	41,994
	Lam Soon Thailand PCL	132,400	18,042
	Land & Houses PCL	1,594,800	320,595
	Land & Houses PCL, NVDR	64,820	13,030
	LH Financial Group PCL	1,530,300	40,054
	Loxley PCL	697,570	27,858
	LPN Development PCL	545,600	51,233
	Major Cineplex Group PCL	204,500	81,668
*	Malee Group PCL	41,300	15,267
	MBK PCL	367,452	168,556
	MC Group PCL	194,800	64,653
	MCS Steel PCL	220,500	47,598
*	MDX PCL	208,600	19,700
	Mega Lifesciences PCL	113,700	125,788
	Minor International PCL	795,771	708,593
	MK Restaurants Group PCL	96,200	96,693
	Muang Thai Insurance PCL	5,800	17,137
#	Muangthai Capital PCL	148,700	182,565
	Namyong Terminal PCL	218,500	25,942
	Netbay PCL	57,700	31,450
	Ngern Tid Lor PCL	291,925	164,631
	Noble Development PCL	419,800	42,139
	Northeast Rubber PCL	678,900	101,670
*	Nusasiri PCL	2,458,100	19,898
#	Origin Property PCL, Class F	429,350	82,255
#	Osotspa PCL	270,700	157,044
	PCS Machine Group Holding PCL	188,600	25,954
	Plan B Media PCL, Class F	798,532	179,917
*	Platinum Group PCL, Class F	387,400	26,342

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Polyplex Thailand PCL	141,900	$36,566
	Precious Shipping PCL	386,800	81,931
	Premier Marketing PCL	152,600	33,353
	Prima Marine PCL	514,700	106,245
	Property Perfect PCL	4,335,345	29,245
*	PSG Corp. PCL	2,870,400	48,021
	PTG Energy PCL	581,700	137,341
	PTT Global Chemical PCL	408,556	405,138
	PTT Oil & Retail Business PCL	304,200	153,495
	Quality Houses PCL	3,535,813	207,989
	R&B Food Supply PCL	160,800	48,596
*	Rabbit Holdings PCL, Class F	2,404,000	25,947
*	Raimon Land PCL	1,149,900	15,514
	Ratchthani Leasing PCL	1,120,397	72,557
	Regional Container Lines PCL	175,200	97,386
*	Roctec Global PCL	2,010,900	42,323
	Rojana Industrial Park PCL	131,500	27,499
	RS PCL	209,220	73,391
	S Hotels & Resorts PCL	455,800	30,255
	Sabina PCL	48,400	33,629
	Saha Pathana Inter-Holding PCL	18,700	34,816
	Sahamitr Pressure Container PCL	114,700	29,557
	Saha-Union PCL	37,800	29,834
	Saksiam Leasing PCL	214,900	28,182
*	Samart Corp. PCL	178,000	29,539
	Sansiri PCL	5,663,833	259,809
	Sappe PCL	44,100	116,021
	SC Asset Corp. PCL	883,396	90,104
	SCB X PCL	120,400	345,996
	SCG Ceramics PCL	291,200	7,779
	SCG Packaging PCL	172,100	150,924
*	SEAFCO PCL	296,380	21,753
*	SEN X PCL	869,700	11,030
	Sena Development PCL	214,750	16,804
	Sermsang Power Corp. Co. Ltd	98,882	20,812
*	Seven Utilities & Power PLC	872,700	8,006
	Siam Cement PCL	33,600	225,753
#	Siam Global House PCL	215,996	94,418
	Siam Wellness Group PCL, Class F	228,750	50,922
	Siamgas & Petrochemicals PCL	299,100	62,144
	Singer Thailand PCL	172,900	47,121
	Singha Estate PCL	557,400	12,333
#	Sino-Thai Engineering & Construction PCL	272,100	78,561
	SiS Distribution Thailand PCL	20,900	15,650
	SISB PCL	54,500	56,985
	SNC Former PCL	138,100	25,526
	Somboon Advance Technology PCL	100,650	44,540
	SPCG PCL	215,700	65,769
	Sri Trang Agro-Industry PCL	376,400	177,739
	Sri Trang Gloves Thailand PCL	483,498	120,679
#	Srinanaporn Marketing PCL	150,500	68,631
	Srisawad Capital 1969 PCL	81,500	6,114
	Srisawad Corp. PCL	182,289	201,669
	Srivichai Vejvivat PCL	174,700	37,947
*	Star Petroleum Refining PCL	583,600	125,979
	Starflex PCL	89,100	7,645
	Stars Microelectronics Thailand PCL	229,900	17,122
*	STP & I PCL	582,880	50,330
	Supalai PCL	422,825	225,902

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Super Energy Corp. PCL	9,042,200	$75,636
	Susco PCL	266,700	28,786
	SVI PCL	150,800	27,670
	Syntec Construction PCL	574,800	27,918
	TAC Consumer PCL, Class F	154,800	22,765
	Taokaenoi Food & Marketing PCL, Class F	278,800	78,239
	Tata Steel Thailand PCL	1,512,800	31,432
	Thai Oil PCL	235,914	346,932
	Thai President Foods PCL, Class F	4,100	23,011
	Thai Stanley Electric PCL, NVDR	3,900	22,836
	Thai Stanley Electric PCL, Class F	11,300	66,166
	Thai Union Group PCL, Class F	555,532	223,352
	Thai Vegetable Oil PCL	197,140	105,326
	Thai Wah PCL, Class F	229,800	23,687
	Thaicom PCL	219,600	75,847
	Thaifoods Group PCL, Class F	675,500	69,263
	Thanachart Capital PCL	63,600	84,091
	Thoresen Thai Agencies PCL	602,400	102,405
	Tipco Asphalt PCL	255,600	110,351
	TIPCO Foods PCL	117,300	31,335
	Tisco Financial Group PCL	57,100	149,837
	TKS Technologies PCL	157,730	34,474
	TMBThanachart Bank PCL	3,788,750	185,041
	TMT Steel PCL	169,300	24,212
	TOA Paint Thailand PCL	110,400	75,219
	TQM Alpha PCL	88,866	59,947
*	Triton Holding PCL	4,399,200	16,619
*	True Corp. PCL	1,121,203	239,004
	TTCL PCL	174,000	16,339
	TTW PCL	334,200	81,160
	Union Auction PCL	87,100	21,270
	Unique Engineering & Construction PCL	252,650	21,406
	United Paper PCL	138,000	42,822
	Univanich Palm Oil PCL	336,700	78,588
	Vanachai Group PCL	262,120	24,048
	VGI PCL	2,132,100	98,378
	WHA Corp. PCL	1,135,200	153,157
	WHA Utilities & Power PCL	374,300	39,389
	Workpoint Entertainment PCL	100,560	23,743
*	Xspring Capital PCL	2,834,500	87,192
*	YGGDRAZIL Group PCL	81,100	14,771

TOTAL THAILAND			22,469,450

TURKEY — (1.2%)
*	Adese Alisveris Merkezleri Ticaret AS	823,860	57,776
	Agesa Hayat ve Emeklilik AS	16,407	42,927
	Akbank TAS	943,233	1,736,106
	Aksa Akrilik Kimya Sanayii AS	42,781	154,014
*	Aksigorta AS	107,839	24,751
	Alarko Holding AS	23,195	83,364
*	Albaraka Turk Katilim Bankasi AS	606,591	93,811
*	Alcatel-Lucent Teletas Telekomunikasyon AS	3,265	11,938
*	Alkim Alkali Kimya AS	33,221	41,317
*	Altinyag Kombinalari AS	30,158	6,930
*	Anadolu Anonim Turk Sigorta Sirketi	195,053	542,466
	Anadolu Hayat Emeklilik AS	31,796	54,562
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	51,525
	Arcelik AS	17,190	91,799
	ARD Grup Bilisim Teknolojileri AS	82,766	112,792

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Arena Bilgisayar Sanayi ve Ticaret AS	17,147	$29,132
	ATP Ticari Bilgisayar Agi VE Elektrik Guc Kaynaklari Uretim Pazarlama VE Ticaret	10,203	45,341
*	Aydem Yenilenebilir Enerji AS, Class A	50,447	43,991
	Aygaz AS	24,804	150,228
	Aztek Teknoloji Urunleri Ticaret AS	15,179	47,609
	Bagfas Bandirma Gubre Fabrikalari AS	17,539	13,041
*	Banvit Bandirma Vitaminli Yem Sanayii AS	3,657	20,322
	Bera Holding AS	283,731	166,344
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	97,580
	BIM Birlesik Magazalar AS	62,147	742,467
*	Biotrend Cevre VE Enerji Yatirimlari AS	42,329	24,272
	Bogazici Beton Sanayi Ve Ticaret AS	38,420	44,793
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,689	105,584
	Borusan Yatirim ve Pazarlama AS	1,157	115,221
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	12,786	49,741
	Bursa Cimento Fabrikasi AS	292,293	76,439
	Celebi Hava Servisi AS	946	53,835
*	Cemas Dokum Sanayi AS	355,741	34,574
	Cemtas Celik Makina Sanayi Ve Ticaret AS	109,278	36,614
	Coca-Cola Icecek AS	17,470	391,560
	Deva Holding AS	14,705	34,236
	Dogan Sirketler Grubu Holding AS	308,404	138,745
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	27,795	11,928
	Dogus Otomotiv Servis ve Ticaret AS	21,919	192,014
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	57,651
	EGE Endustri VE Ticaret AS	229	123,775
	EGE Gubre Sanayii AS	19,870	27,991
*	EGE Seramik Sanayi ve Ticaret AS	185,366	22,788
Ω	Enerjisa Enerji AS	64,324	134,840
	Enka Insaat ve Sanayi AS	157,732	186,895
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	35,039
	Eregli Demir ve Celik Fabrikalari TAS	153,064	203,138
	Escar Turizm Tasimacilik Ticaret AS	4,750	40,179
	Esenboga Elektrik Uretim AS	40,329	26,573
*	Europap Tezol Kagit Sanayi VE Ticaret AS	48,324	33,245
*	Europen Endustri Insaat Sanayi VE Ticaret AS	40,811	19,621
	Ford Otomotiv Sanayi AS	11,035	380,091
	Galata Wind Enerji AS	57,894	50,785
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	1	0
	Gentas Genel Metal Sanayi ve Ticaret AS	32,170	8,491
*	Gersan Elektrik Ticaret ve Sanayi AS	37,767	47,776
	Global Yatirim Holding AS	195,333	81,743
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	5,378	92,808
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	83,443
	GSD Holding AS	438,423	59,182
*	Gubre Fabrikalari TAS	2,203	10,488
*	Hitit Bilgisayar Hizmetleri AS	9,957	24,154
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	61,715
*	Inveo Yatirim Holding AS	48,559	70,243
*	Is Finansal Kiralama AS	124,968	44,645
*	Isiklar Enerji ve Yapi Holding AS	271,958	41,272
*	Izmir Demir Celik Sanayi AS	315,488	71,304
	Jantsa Jant Sanayi Ve Ticaret AS	5,321	50,002
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	37,216
*	Karel Elektronik Sanayi ve Ticaret AS	71,489	33,204
*	Karsan Otomotiv Sanayii Ve Ticaret AS	116,473	54,596
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	378,691	28,185
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	25,976

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kervan Gida Sanayi Ve Ticaret AS	31,861	$27,771
	Kiler Holding AS	18,824	25,792
	Kocaer Celik Sanayi Ve Ticaret AS	50,772	90,902
	Kontrolmatik Enerji Ve Muhendislik AS	5,605	40,823
	Konya Kagit Sanayi VE Ticaret AS	6,523	11,501
*	Kordsa Teknik Tekstil AS	27,607	85,338
	Koza Altin Isletmeleri AS	60,735	43,626
*	Koza Anadolu Metal Madencilik Isletmeleri AS	30,869	49,392
	LDR Turizm AS	10,418	23,639
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	55,134
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	132,280	377,126
*	Menderes Tekstil Sanayi ve Ticaret AS	86,587	35,222
*	MIA Teknoloji AS	95,249	165,186
	Naturel Yenilenebilir Enerji Ticaret AS	24,557	41,385
*	Orge Enerji Elektrik Taahhut AS	33,816	73,115
	Osmanli Yatirim Menkul Degerler AS, Class A	2,672	21,170
*	Oyak Yatirim Menkul Degerler AS	37,618	52,878
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	5,579	13,850
*	Parsan Makina Parcalari Sanayii AS	6,672	22,321
*	Pegasus Hava Tasimaciligi AS	14,896	474,230
*	Peker Gayrimenkul Yatirim Ortakligi AS	187,968	46,344
	Penta Teknoloji Urunleri Dagitim Ticaret AS	24,133	13,522
*	Petkim Petrokimya Holding AS	235,010	150,209
	Pinar SUT Mamulleri Sanayii AS	3,643	10,675
	Polisan Holding AS	30,016	12,115
	Politeknik Metal Sanayi ve Ticaret AS	212	121,203
*	Qua Granite Hayal	293,057	37,615
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	144,271	150,710
*	Sasa Polyester Sanayi AS	13,850	17,634
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	17,912	43,609
	Sekerbank Turk AS.	622,129	93,181
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	72,879
	Sok Marketler Ticaret AS	104,300	187,019
*	TAV Havalimanlari Holding AS	40,897	277,079
	Tekfen Holding AS	59,937	95,894
*	Teknosa Ic Ve Dis Ticaret AS	39,217	48,832
	Tofas Turk Otomobil Fabrikasi AS	32,287	274,415
*	Tukas Gida Sanayi ve Ticaret AS	214,991	60,358
*	Tumosan Motor ve Traktor Sanayi AS	13,757	71,243
*	Turcas Petrol AS	45,766	37,163
*	Turk Hava Yollari AO	126,473	1,272,107
	Turk Prysmian Kablo ve Sistemleri AS	7,196	7,994
*	Turk Telekomunikasyon AS	131,553	163,761
	Turk Traktor ve Ziraat Makineleri AS	7,818	222,086
	Turkcell Iletisim Hizmetleri AS	376,020	936,120
	Turkiye Garanti Bankasi AS	135,943	347,081
	Turkiye Petrol Rafinerileri AS	256,187	1,546,632
	Turkiye Sigorta AS	122,682	250,876
*	Turkiye Sinai Kalkinma Bankasi AS	815,991	246,832
*	Turkiye Vakiflar Bankasi TAO, Class D	283,944	172,040
*	Ulker Biskuvi Sanayi AS	100,040	352,541
	Ulusoy Un Sanayi ve Ticaret AS	18,809	16,604
*	Vakif Finansal Kiralama AS	437,714	41,672
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,266	20,579
	Vestel Beyaz Esya Sanayi ve Ticaret AS	188,295	129,329
*	Vestel Elektronik Sanayi ve Ticaret AS	64,859	167,117
	Yapi ve Kredi Bankasi AS	983,191	984,542
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	29,487	28,966
	Yayla Agro Gida Sanayi VE Nakliyat AS	53,785	22,894
*	Zorlu Enerji Elektrik Uretim AS	888,396	181,294

TOTAL TURKEY			18,703,910

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	713,119	$1,619,268
	Abu Dhabi Islamic Bank PJSC	537,519	1,634,209
	Abu Dhabi National Hotels	1,498,688	259,868
	Abu Dhabi National Insurance Co. PSC	78,793	124,136
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	597,343
*	Abu Dhabi Ports Co. PJSC	247,431	391,509
	ADNOC Drilling Co. PJSC	399,885	420,095
*	Agility Global PLC	522,662	184,993
	Agthia Group PJSC	158,128	245,852
	Air Arabia PJSC	1,040,403	757,523
*	Ajman Bank PJSC	430,264	219,840
*	AL Seer Marine Supplies & Equipment Co. LLC	80,018	105,163
	AL Yah Satellite Communications Co-PJSC-Yah Sat	374,774	244,706
	Aldar Properties PJSC	550,528	818,149
*	Alpha Dhabi Holding PJSC	27,474	105,609
*	Amlak Finance PJSC.	548,125	117,550
*	Apex Investment Co. PSC	257,240	124,478
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	334,290	235,139
	Burjeel Holdings PLC	281,654	225,047
	Deyaar Development PJSC	461,896	94,311
	Dubai Electricity & Water Authority PJSC	998,089	638,214
	Dubai Financial Market PJSC	503,435	188,767
	Dubai Investments PJSC	1,224,801	728,055
	Dubai Islamic Bank PJSC	1,105,027	1,673,070
	Emaar Development PJSC	497,803	1,130,888
	Emaar Properties PJSC	1,630,096	3,645,050
	Emirates Driving Co.	84,032	67,886
	Emirates Integrated Telecommunications Co. PJSC	331,868	528,433
	Emirates NBD Bank PJSC	489,106	2,264,877
*	Emirates Reem Investments PJSC	12,985	9,254
	Emirates Telecommunications Group Co. PJSC	479,934	2,221,372
*	EMSTEEL Building Materials PJSC	669,236	260,216
*	Eshraq Investments PJSC	809,972	70,678
	Fertiglobe PLC	458,621	347,585
	First Abu Dhabi Bank PJSC	553,940	1,883,274
*	Ghitha Holding PJSC	13,720	132,926
*	Gulf Navigation Holding PJSC	69,076	138,090
*	Gulf Pharmaceutical Industries PSC	59,324	15,190
*	Manazel PJSC	681,581	70,507
*	Multiply Group PJSC	1,626,998	1,017,895
	National Central Cooling Co. PJSC	47,048	38,944
	Palms Sports PrJSC	12,421	33,098
	RAK Properties PJSC	546,338	181,851
	Ras Al Khaimah Ceramics	298,761	224,406
	Salik Co. PJSC	253,803	238,879
*	Shuaa Capital PSC	580,717	20,712
	Taaleem Holdings PJSC	73,102	74,424
	TECOM Group PJSC	135,101	101,434
*	Union Properties PJSC	554,961	64,971

TOTAL UNITED ARAB EMIRATES			26,535,734

UNITED KINGDOM — (0.0%)
#	Anglogold Ashanti PLC.	32,813	754,371

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	7,568	$46,105
*	Powerfleet, Inc. NJ	27,757	132,958
#*Ω	Sirnaomics Ltd.	19,500	17,103

TOTAL UNITED STATES			196,166

TOTAL COMMON STOCKS			1,566,675,579

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	65,000	118,418
	Banco ABC Brasil SA, 6.724%	54,547	243,185
*	Banco ABC Brasil SA	1,740	7,664
Ω	Banco BMG SA, 13.443%	74,500	46,916
	Banco Bradesco SA, 7.954%	497,739	1,341,976
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	113,073	274,375
	Banco Mercantil do Brasil SA, 5.747%	500	2,210
	Banco Pan SA, 2.354%.	133,918	235,722
	Banco Pine SA, 8.999%	25,000	20,799
	Centrais Eletricas Brasileiras SA Class B, 4.387%	33,800	270,525
	Centrais Eletricas de Santa Catarina SA, 9.689%	5,750	77,160
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	34,180	52,330
	Cia De Sanena Do Parana, 5.994%	361,836	358,867
	Cia Energetica de Minas Gerais, 11.044%	369,746	695,687
	Cia Energetica do Ceara Class A, 0.892%	4,882	32,464
	Companhia Paranaense de Energia Class B, 4.182%	313,391	548,612
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	39,503	189,961
	Energisa SA, 4.462%	177	260
	Eucatex SA Industria e Comercio, 6.080%	43,700	128,257
	Gerdau SA, 7.761%	214,296	753,581
	Grazziotin SA, 10.241%	3,154	16,011
	Itau Unibanco Holding SA, 7.531%	355,019	2,144,089
	Marcopolo SA, 7.107%	283,964	360,383
	Raizen SA, 6.330%	502,096	295,885
	Randon SA Implementos e Participacoes, 5.442%	121,826	250,803
	Schulz SA, 5.864%	53,046	62,929
	Track & Field Co. SA, 1.599%	16,900	36,615
	Unipar Carbocloro SA Class B, 5.246%	26,904	273,517
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	226,986	345,773

TOTAL BRAZIL			9,184,974

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.106%	65,507	89,317
	Embotelladora Andina SA Class B, 6.361%	59,151	167,278

TOTAL CHILE.			256,595

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.639%	609,847	71,975
	Grupo de Inversiones Suramericana SA, 5.666%	9,982	58,829

TOTAL COLOMBIA			130,804

INDIA — (0.0%)
*	Sundaram Clayton Ltd	322	42

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	40,444

TOTAL PREFERRED STOCKS			9,612,859

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	450	$113
*	Grazziotin SA Rights 05/21/2024	113	8
*	Grupo Casas Bahia SA Warrants 09/19/2024	245,838	473

TOTAL BRAZIL			594

INDIA — (0.0%)
*	IIFL Finance Ltd. Rights 05/14/2024	11,953	13,846

TAIWAN — (0.0%)
*	Chlitina Holding Ltd. Rights 05/13/2024	755	742
*	Eris Technology Corp. Rights	405	717
*	Senao Networks, Inc. Warrants	2,120	846

TOTAL TAIWAN			2,305

THAILAND — (0.0%)
*	Better World Green PCL Warrants	306,534	0
*	Better World Green PCL Warrants 03/21/2025	306,533	0
*	Ner W2 Warrants 04/18/2025	113,150	153
*	Power Solution Technologies PCL Rights 05/16/2024	235,800	0
*	Power Solution Technologies PCL Warrants 03/11/2025	23,580	0
*	Roctec Global PCL Warrants 02/05/2027	502,725	542
*	TFG W4 Warrants 04/29/2025	67,550	0

TOTAL THAILAND			695

TOTAL RIGHTS/WARRANTS			17,440

TOTAL INVESTMENT SECURITIES (Cost $1,199,756,733)			1,576,305,878

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	935,102	10,817,257

TOTAL INVESTMENTS — (100.0%) (Cost $1,210,573,894)			$1,587,123,135

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$44,452,665	$1,176,088	—	$45,628,753
Chile	1,887,219	6,169,320	—	8,056,539
China	22,047,919	338,480,611	$1,279,819	361,808,349
Colombia	1,614,837	72,905	—	1,687,742
Czech Republic	—	896,421	—	896,421
Egypt.	9,061	601,188	—	610,249
Greece	99,800	7,712,426	—	7,812,226
Hong Kong	—	267,840	6,914	274,754
Hungary	—	3,216,068	—	3,216,068
India	18,902,398	291,729,541	5,623	310,637,562
Indonesia	835,339	22,788,042	34,400	23,657,781
Kuwait	7,442,893	921,165	—	8,364,058

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Malaysia	$3,023	$23,670,439	—	$23,673,462
Mexico	41,511,107	713,372	—	42,224,479
Peru	985,406	8	—	985,414
Philippines	27,028	9,481,287	—	9,508,315
Poland	—	17,671,679	—	17,671,679
Qatar	—	13,470,216	—	13,470,216
Saudi Arabia	96,897	60,981,733	—	61,078,630
South Africa	4,496,216	37,599,975	—	42,096,191
South Korea	2,660,820	190,591,394	$304,711	193,556,925
Taiwan	24,654,658	296,409,616	35,861	321,100,135
Thailand	20,089,144	2,379,859	447	22,469,450
Turkey	—	18,703,910	—	18,703,910
United Arab Emirates	64,971	26,470,763	—	26,535,734
United Kingdom	754,371	—	—	754,371
United States	132,958	63,208	—	196,166
Preferred Stocks
Brazil	9,138,058	46,916	—	9,184,974
Chile	—	256,595	—	256,595
Colombia	130,804	—	—	130,804
India	—	42	—	42
Philippines	—	40,444	—	40,444
Rights/Warrants
Brazil	—	594	—	594
India	—	13,846	—	13,846
Taiwan	—	2,305	—	2,305
Thailand	—	695	—	695
Securities Lending Collateral	—	10,817,257	—	10,817,257

Total Investments in Securities	$202,037,592	$1,383,417,768	$1,667,775<>	$1,587,123,135

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (9.1%)
*	Advantage Solutions, Inc.	3,769	$16,056
*	Alphabet, Inc., Class A	735,459	119,718,016
*	Alphabet, Inc., Class C	676,392	111,361,179
*	Altice USA, Inc., Class A	56,290	108,640
*	AMC Networks, Inc., Class A	11,720	124,466
	AT&T, Inc.	35,929	606,841
*	Atlanta Braves Holdings, Inc., Class C	10,144	379,690
	ATN International, Inc.	2,915	55,618
*	Boston Omaha Corp., Class A	12,683	195,826
*	Bumble, Inc., Class A	31,032	313,423
#	Cable One, Inc.	1,502	591,563
	Cardlytics, Inc.	8,677	106,293
*	Cargurus, Inc.	24,707	554,919
*	Cars.com, Inc.	38,098	636,618
#*	Charter Communications, Inc., Class A	9,051	2,316,513
#*	Cinemark Holdings, Inc.	17,670	302,864
	Comcast Corp., Class A	733,926	27,969,920
*	Consolidated Communications Holdings, Inc.	4,371	18,883
#*	EchoStar Corp., Class A	21,651	346,199
	Electronic Arts, Inc.	45,356	5,752,048
	Entravision Communications Corp., Class A	22,631	47,299
*	Eventbrite, Inc., Class A	23,633	124,782
*	EW Scripps Co., Class A	32,768	123,208
	Fox Corp., Class A	65,301	2,024,984
	Fox Corp., Class B	40,164	1,151,904
»	GCI Liberty, Inc.	12,454	11,264
	Gray Television, Inc.	46,114	265,155
	IDT Corp., Class B	2,642	93,897
*	Integral Ad Science Holding Corp.	64,780	621,240
	Interpublic Group of Cos., Inc.	169,705	5,165,820
	Iridium Communications, Inc.	43,710	1,345,831
	John Wiley & Sons, Inc., Class A	20,301	762,709
	John Wiley & Sons, Inc., Class B	200	7,221
*	Liberty Broadband Corp., Class A	2,289	114,748
*	Liberty Broadband Corp., Class C	18,964	943,080
*	Liberty Media Corp.-Liberty Formula One, Class A	4,245	264,336
*	Liberty Media Corp.-Liberty Formula One, Class C	32,873	2,300,124
*	Liberty Media Corp.-Liberty Live, Class A	5,315	190,596
*	Liberty Media Corp.-Liberty Live, Class C	12,804	477,845
*	Liberty Media Corp.-Liberty SiriusXM, Class A	17,823	428,821
*	Liberty Media Corp.-Liberty SiriusXM, Class C	34,458	829,059
#*	Lions Gate Entertainment Corp., Class A	8,322	83,969
*	Lions Gate Entertainment Corp., Class B	1,096	10,335
#*	Live Nation Entertainment, Inc.	12,785	1,136,714
*	Madison Square Garden Entertainment Corp.	6,974	273,032
*	Madison Square Garden Sports Corp.	3,176	590,482
#*	Magnite, Inc.	66,773	589,606
*	Match Group, Inc.	73,702	2,271,496
	Meta Platforms, Inc., Class A	429,226	184,640,148
*	Netflix, Inc.	42,854	23,597,127
	New York Times Co., Class A	49,129	2,114,021
	News Corp., Class A	93,525	2,225,895
	News Corp., Class B	46,998	1,153,331

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Nexstar Media Group, Inc.	19,205	$3,073,952
	Omnicom Group, Inc.	79,884	7,416,431
	Paramount Global, Class A	1,311	27,125
	Paramount Global, Class B	150,755	1,717,099
*	Pinterest, Inc., Class A	25,166	841,803
	Playtika Holding Corp.	34,041	246,797
*	PubMatic, Inc., Class A	25,957	582,475
*	QuinStreet, Inc.	28,700	519,183
#*	Reservoir Media, Inc.	1,700	15,215
*	ROBLOX Corp., Class A	38,058	1,353,342
	Scholastic Corp.	17,695	630,296
	Shenandoah Telecommunications Co.	5,787	74,189
#	Shutterstock, Inc.	19,828	846,854
#	Sinclair, Inc.	25,764	316,897
#	Sirius XM Holdings, Inc.	208,535	613,093
*	Snap, Inc., Class A	59,047	888,657
#*	Sphere Entertainment Co.	6,909	268,484
*	Spotify Technology SA	21,828	6,121,444
#*	Stagwell, Inc.	78,873	469,294
*	Take-Two Interactive Software, Inc.	30,085	4,296,439
*	TechTarget, Inc.	6,809	187,248
	TEGNA, Inc.	67,798	924,765
*	Thryv Holdings, Inc.	16,195	372,647
	TKO Group Holdings, Inc.	1,683	159,330
	Townsquare Media, Inc., Class A	1,712	20,664
*	Trade Desk, Inc., Class A	20,170	1,671,084
*	Travelzoo	800	7,128
*	TripAdvisor, Inc.	37,630	990,798
*	TrueCar, Inc.	27,324	72,135
	Verizon Communications, Inc.	605,467	23,909,892
*	Vimeo, Inc.	48,385	173,702
	Walt Disney Co.	186,308	20,698,819
*	Warner Bros Discovery, Inc.	296,553	2,182,630
#	Warner Music Group Corp., Class A	14,501	478,533
*	WideOpenWest, Inc.	39,383	140,597
*	Yelp, Inc.	23,492	945,318
*	Zedge, Inc., Class B	148	355
*	Ziff Davis, Inc.	22,374	1,121,161
*	ZoomInfo Technologies, Inc.	102,399	1,624,048

TOTAL COMMUNICATION SERVICES			593,455,577

CONSUMER DISCRETIONARY — (12.2%)
*	1-800-Flowers.com, Inc., Class A	16,230	147,206
	Aaron’s Co., Inc.	9,065	62,639
*	Abercrombie & Fitch Co., Class A	23,151	2,813,310
	Academy Sports & Outdoors, Inc.	27,472	1,601,618
#	Acushnet Holdings Corp.	27,826	1,696,829
*	Adient PLC	27,499	821,395
	ADT, Inc.	172,416	1,120,704
*	Adtalem Global Education, Inc.	7,634	378,799
	Advance Auto Parts, Inc.	15,860	1,157,463
*	Airbnb, Inc., Class A	51,613	8,184,273
*	Amazon.com, Inc.	885,420	154,948,500
	American Eagle Outfitters, Inc.	81,215	1,970,276
#*	America’s Car-Mart, Inc.	3,515	201,199
*	Aptiv PLC	39,681	2,817,351
	Aramark	61,393	1,934,493
	Arko Corp.	39,867	171,428
*	Asbury Automotive Group, Inc.	12,544	2,637,251

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Autoliv, Inc.	20,475	$2,452,700
*	AutoNation, Inc.	29,230	4,710,414
*	AutoZone, Inc.	2,759	8,156,708
	Bassett Furniture Industries, Inc.	1,000	13,980
	Bath & Body Works, Inc.	64,995	2,952,073
*	Beazer Homes USA, Inc.	16,885	473,287
	Best Buy Co., Inc.	80,094	5,898,122
*	Beyond, Inc.	13,014	261,972
#	Big Lots, Inc.	8,782	30,913
*	Biglari Holdings, Inc., Class A	4	3,999
*	Biglari Holdings, Inc., Class B	76	14,980
*	BJ’s Restaurants, Inc.	5,090	165,883
	Bloomin’ Brands, Inc.	17,534	452,202
	Booking Holdings, Inc.	6,994	24,143,498
*	Boot Barn Holdings, Inc.	10,800	1,149,876
	BorgWarner, Inc.	78,662	2,577,754
*	Bright Horizons Family Solutions, Inc.	11,576	1,200,547
*	Brinker International, Inc.	3,076	164,874
	Brunswick Corp.	26,016	2,097,930
#	Buckle, Inc.	27,372	1,023,439
*	Burlington Stores, Inc.	11,825	2,127,790
	Caleres, Inc.	28,300	1,042,289
#	Camping World Holdings, Inc., Class A	16,606	336,604
*	Capri Holdings Ltd.	43,777	1,553,208
#*	CarMax, Inc.	66,523	4,521,568
*	CarParts.com, Inc.	14,000	17,220
	Carriage Services, Inc.	7,115	182,002
	Carter’s, Inc.	16,853	1,152,914
#*	Carvana Co.	18,724	1,552,594
	Cato Corp., Class A	7,874	37,953
*	Cavco Industries, Inc.	3,956	1,440,815
	Century Communities, Inc.	26,771	2,123,476
#	Cheesecake Factory, Inc.	16,100	555,772
*	Chegg, Inc.	67,889	350,986
#*	Chewy, Inc., Class A	12,822	192,202
#*	Children’s Place, Inc.	2,664	18,541
*	Chipotle Mexican Grill, Inc.	2,507	7,921,117
	Choice Hotels International, Inc.	3,377	399,364
*	Chuy’s Holdings, Inc.	6,014	177,172
#*	Citi Trends, Inc.	4,712	101,025
#	Columbia Sportswear Co.	22,733	1,810,229
	Conn’s, Inc.	10,463	36,934
*	Coursera, Inc.	11,466	117,183
#	Cracker Barrel Old Country Store, Inc.	1,906	110,910
*	Crocs, Inc.	4,132	513,897
	Crown Crafts, Inc.	1,603	8,175
*	Culp, Inc.	400	1,824
	Dana, Inc.	39,627	492,564
#*	Dave & Buster’s Entertainment, Inc.	2,953	157,690
*	Deckers Outdoor Corp.	11,600	9,494,252
*	Denny’s Corp.	6,774	54,327
	Designer Brands, Inc., Class A	23,730	220,452
#*	Destination XL Group, Inc.	11,516	36,966
	Dick’s Sporting Goods, Inc.	28,313	5,689,214
	Dillard’s, Inc., Class A	5,372	2,352,882
	Dine Brands Global, Inc.	2,815	124,142
	Domino’s Pizza, Inc.	1,212	641,475
*	DoorDash, Inc., Class A	60,959	7,879,560
*	Dorman Products, Inc.	6,159	538,605

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	DR Horton, Inc.	122,070	$17,393,754
*	DraftKings, Inc., Class A	36,786	1,528,826
#*	Dream Finders Homes, Inc., Class A	2,196	77,958
*	Duluth Holdings, Inc., Class B	2,885	12,146
	eBay, Inc.	148,879	7,673,224
*	El Pollo Loco Holdings, Inc.	8,900	75,828
	Escalade, Inc.	1,044	13,008
	Ethan Allen Interiors, Inc.	10,184	287,596
*	Etsy, Inc.	34,653	2,379,622
*	Everi Holdings, Inc.	14,851	121,333
*	Expedia Group, Inc.	40,859	5,500,847
	Figs, Inc., Class A	33,945	173,459
	First Watch Restaurant Group, Inc.	10,557	269,415
*	Five Below, Inc.	14,838	2,171,393
	Flexsteel Industries, Inc.	1,661	54,747
#*	Floor & Decor Holdings, Inc., Class A	25,162	2,776,123
	Foot Locker, Inc.	57,395	1,196,686
	Ford Motor Co.	661,885	8,041,903
*	Fox Factory Holding Corp.	4,772	185,726
*	Frontdoor, Inc.	18,624	571,571
#*	Funko, Inc., Class A	10,642	64,810
#*	GameStop Corp., Class A	36,995	410,275
	Gap, Inc.	125,447	2,574,172
	Garmin Ltd.	27,451	3,965,846
*	Garrett Motion, Inc.	14,503	138,649
	General Motors Co.	205,325	9,143,122
*	Genesco, Inc.	5,487	138,876
	Gentex Corp.	51,510	1,766,793
*	Gentherm, Inc.	9,394	475,055
	Genuine Parts Co.	44,561	7,005,435
*	G-III Apparel Group Ltd.	20,911	588,645
*	GoPro, Inc., Class A.	45,451	78,630
	Graham Holdings Co., Class B.	741	519,715
*	Grand Canyon Education, Inc.	3,661	476,003
*	Green Brick Partners, Inc.	19,788	1,071,124
	Group 1 Automotive, Inc.	10,400	3,057,808
#	Guess?, Inc.	39,648	1,061,773
	H&R Block, Inc.	28,812	1,360,791
	Hamilton Beach Brands Holding Co., Class A	2,900	58,986
#*	Hanesbrands, Inc.	97,553	444,842
	Harley-Davidson, Inc.	59,826	2,057,416
#	Hasbro, Inc.	75,312	4,616,626
	Haverty Furniture Cos., Inc.	3,375	103,950
#*	Helen of Troy Ltd.	7,531	698,199
#	Hibbett, Inc.	7,948	685,436
*	Hilton Grand Vacations, Inc.	3,575	148,863
	Home Depot, Inc.	163,348	54,594,169
	Hooker Furnishings Corp.	4,239	72,063
*	Hovnanian Enterprises, Inc., Class A	1,200	177,396
	International Game Technology PLC	41,844	826,001
#*	iRobot Corp.	9,694	82,981
*	JAKKS Pacific, Inc.	6,498	122,877
	Johnson Outdoors, Inc., Class A	4,369	179,173
	KB Home	49,972	3,236,187
#	Kohl’s Corp.	46,824	1,120,967
	Kontoor Brands, Inc.	18,995	1,178,830
#	Krispy Kreme, Inc.	10,113	127,929
	Lakeland Industries, Inc.	1,175	19,446
*	Lands’ End, Inc.	25,377	347,157

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Landsea Homes Corp.	9,971	$115,165
	Las Vegas Sands Corp.	6,869	304,709
	Laureate Education, Inc.	24,177	350,566
	La-Z-Boy, Inc.	22,410	735,944
	Lazydays Holdings, Inc.	3,490	12,355
	LCI Industries	10,744	1,117,161
	Lear Corp.	20,731	2,609,411
	Leggett & Platt, Inc.	11,650	210,516
	Lennar Corp., Class A	75,294	11,416,076
#	Lennar Corp., Class B	6,491	911,271
#*	Leslie’s, Inc.	44,212	173,753
#	Levi Strauss & Co., Class A	27,963	593,375
*	LGI Homes, Inc.	13,820	1,242,833
#*	Life Time Group Holdings, Inc.	24,503	334,711
	Lifetime Brands, Inc.	8,691	79,436
*	Light & Wonder, Inc.	8,548	762,994
*	Lincoln Educational Services Corp.	6,096	64,983
	Lithia Motors, Inc.	18,801	4,782,598
	LKQ Corp.	61,522	2,653,444
#*	LL Flooring Holdings, Inc.	6,809	10,758
#*	Lovesac Co.	11,570	256,623
	Lowe’s Cos., Inc.	72,747	16,585,589
#*	Lucid Group, Inc.	66,028	168,371
*	Lululemon Athletica, Inc.	29,526	10,647,076
*	M/I Homes, Inc.	4,720	548,558
	Macy’s, Inc.	146,492	2,699,848
*	Malibu Boats, Inc., Class A	11,567	393,509
	Marine Products Corp.	15,321	164,701
*	MarineMax, Inc.	9,769	241,001
*	MasterCraft Boat Holdings, Inc.	14,511	293,558
*	Mattel, Inc.	116,913	2,141,846
	McDonald’s Corp.	66,182	18,070,333
	Meritage Homes Corp.	7,013	1,162,335
*	MGM Resorts International	8,144	321,199
#*	Mister Car Wash, Inc.	2,617	17,508
*	Modine Manufacturing Co.	13,597	1,259,490
	Monro, Inc.	15,215	414,609
*	Motorcar Parts of America, Inc.	1,259	7,151
	Movado Group, Inc.	6,505	165,682
	Nathan’s Famous, Inc.	200	12,922
*	National Vision Holdings, Inc.	37,715	656,995
	Newell Brands, Inc.	138,193	1,097,252
	NIKE, Inc., Class B	214,659	19,804,439
#	Nordstrom, Inc.	55,403	1,053,211
*	NVR, Inc.	1,360	10,116,836
*	ODP Corp.	19,116	973,196
*	Ollie’s Bargain Outlet Holdings, Inc.	18,614	1,361,428
*	OneSpaWorld Holdings Ltd.	18,352	233,437
#*	OneWater Marine, Inc., Class A	3,499	72,464
*	O’Reilly Automotive, Inc.	8,979	9,098,062
#	Oxford Industries, Inc.	6,487	699,169
#	Papa John’s International, Inc.	6,127	377,975
	Patrick Industries, Inc.	1,747	182,544
#*	Penn Entertainment, Inc.	17,714	292,990
	Penske Automotive Group, Inc.	36,841	5,633,357
#	PetMed Express, Inc.	3,207	12,668
	Phinia, Inc.	15,732	613,548
*	Planet Fitness, Inc., Class A	19,850	1,187,824
*	PlayAGS, Inc.	2,600	22,984

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Polaris, Inc.	27,720	$2,360,635
#	Pool Corp.	7,208	2,613,116
*	Portillo’s, Inc., Class A	7,769	95,248
	PulteGroup, Inc.	85,827	9,562,844
	PVH Corp.	23,408	2,546,790
#*	QuantumScape Corp.	12,361	66,997
	Ralph Lauren Corp.	15,762	2,579,294
	RCI Hospitality Holdings, Inc.	2,033	103,195
#*	Restoration Hardware, Inc.	1,218	300,907
#*	Revolve Group, Inc.	18,410	366,543
#*	Rivian Automotive, Inc., Class A	129,474	1,152,319
	Rocky Brands, Inc.	2,430	62,621
	Ross Stores, Inc.	75,466	9,776,620
*	Sally Beauty Holdings, Inc.	64,574	700,628
	Service Corp. International	37,721	2,704,973
*	Shake Shack, Inc., Class A	5,630	595,935
	SharkNinja, Inc.	9,448	607,317
	Shoe Carnival, Inc.	11,453	382,988
	Signet Jewelers Ltd.	23,499	2,303,607
*	Six Flags Entertainment Corp.	12,610	297,344
*	Skechers USA, Inc., Class A	30,771	2,032,425
*	Skyline Champion Corp.	25,852	1,938,641
*	Sleep Number Corp.	6,945	92,438
#*	Solo Brands, Inc., Class A	15,451	29,048
	Sonic Automotive, Inc., Class A	11,575	669,498
	Sonos, Inc.	35,916	606,980
#*	Sportsman’s Warehouse Holdings, Inc.	8,400	26,880
	Standard Motor Products, Inc.	15,244	489,332
	Starbucks Corp.	60,374	5,342,495
	Steven Madden Ltd.	21,062	851,115
#*	Stitch Fix, Inc., Class A	29,960	63,515
*	Stoneridge, Inc.	8,307	124,439
	Strategic Education, Inc.	545	62,588
*	Stride, Inc.	3,637	242,770
	Superior Group of Cos., Inc.	2,597	42,253
*	Sweetgreen, Inc., Class A	38,535	865,881
	Tapestry, Inc.	124,113	4,954,591
*	Taylor Morrison Home Corp.	85,510	4,789,415
*	Tesla, Inc.	312,132	57,207,553
	Texas Roadhouse, Inc.	8,309	1,335,921
	Thor Industries, Inc.	25,440	2,529,245
*	Tile Shop Holdings, Inc.	2,540	17,069
*	Tilly’s, Inc., Class A	9,904	60,117
	TJX Cos., Inc.	177,422	16,693,636
	Toll Brothers, Inc.	56,111	6,683,381
*	TopBuild Corp.	17,025	6,889,507
*	Topgolf Callaway Brands Corp.	106,660	1,708,693
#	Tractor Supply Co.	25,064	6,844,477
	Travel & Leisure Co.	12,488	543,728
*	Tri Pointe Homes, Inc.	74,908	2,760,360
*	Ulta Beauty, Inc.	14,001	5,668,165
*	Under Armour, Inc., Class A	71,494	481,155
*	Under Armour, Inc., Class C	77,263	503,755
*	Universal Electronics, Inc.	3,365	37,991
*	Universal Technical Institute, Inc.	2,800	42,616
	Upbound Group, Inc.	21,327	661,350
*	Urban Outfitters, Inc.	55,299	2,154,449
	Vail Resorts, Inc.	1,884	356,773
*	Valvoline, Inc.	54,127	2,301,480

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vera Bradley, Inc.	19,800	$130,482
#	VF Corp.	118,923	1,481,781
#*	Victoria’s Secret & Co.	24,215	426,668
*	Visteon Corp.	9,352	1,034,612
*	VOXX International Corp.	7,000	41,300
	Wendy’s Co.	45,154	902,628
	Weyco Group, Inc.	2,667	78,276
#	Whirlpool Corp.	17,219	1,633,394
#	Williams-Sonoma, Inc.	31,963	9,166,349
	Wingstop, Inc.	4,067	1,564,941
	Winmark Corp.	1,315	472,506
	Winnebago Industries, Inc.	13,995	861,812
	Wolverine World Wide, Inc.	16,196	173,945
	Worthington Enterprises, Inc.	23,049	1,317,481
	Wynn Resorts Ltd.	4,093	375,123
	YETI Holdings, Inc.	48,148	1,719,847
#	Yum! Brands, Inc.	33,004	4,661,815
*	Zumiez, Inc.	11,415	196,338

TOTAL CONSUMER DISCRETIONARY.			793,667,250

CONSUMER STAPLES — (5.6%)
	Albertsons Cos., Inc., Class A	65,911	1,344,584
	Andersons, Inc.	9,289	510,338
#	B&G Foods, Inc.	19,668	218,315
*	BellRing Brands, Inc.	46,495	2,565,129
#*	BJ’s Wholesale Club Holdings, Inc.	45,133	3,370,532
*	Boston Beer Co., Inc. , Class A	1,743	485,269
#	Brown-Forman Corp., Class A	11,275	553,264
#	Brown-Forman Corp., Class B	47,065	2,252,060
	Calavo Growers, Inc.	4,892	131,839
	Campbell Soup Co.	27,744	1,268,178
	Casey’s General Stores, Inc.	15,950	5,097,301
*	Celsius Holdings, Inc.	22,584	1,609,562
*	Central Garden & Pet Co.	2,583	105,774
*	Central Garden & Pet Co., Class A	13,042	462,078
*	Chefs’ Warehouse, Inc.	15,442	510,821
	Church & Dwight Co., Inc.	44,430	4,793,553
	Clorox Co.	17,821	2,635,191
	Coca-Cola Co.	581,190	35,900,106
	Coca-Cola Consolidated, Inc.	3,753	3,099,978
	Colgate-Palmolive Co.	96,383	8,859,525
	Constellation Brands, Inc., Class A	20,898	5,296,807
	Costco Wholesale Corp.	74,525	53,874,123
*	Coty, Inc., Class A	335,750	3,840,980
	Dollar General Corp.	34,986	4,869,701
*	Dollar Tree, Inc.	39,112	4,624,994
*	Duckhorn Portfolio, Inc.	51,517	436,349
	Edgewell Personal Care Co.	22,005	827,828
*	elf Beauty, Inc.	17,014	2,765,285
	Energizer Holdings, Inc.	9,175	263,506
	Estee Lauder Cos., Inc., Class A	34,719	5,093,624
	Flowers Foods, Inc.	42,641	1,063,467
*	Fresh Market, Inc.	1,517	0
#*	Freshpet, Inc.	8,153	864,789
	General Mills, Inc.	88,400	6,228,664
*	Grocery Outlet Holding Corp.	29,683	770,868
*	Hain Celestial Group, Inc.	40,275	247,289
	Herbalife Ltd.	38,654	334,357
	Ingles Markets, Inc., Class A	6,895	494,716

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Inter Parfums, Inc.	10,682	$1,243,171
	J & J Snack Foods Corp.	1,914	262,773
	J M Smucker Co.	25,533	2,932,465
	John B Sanfilippo & Son, Inc.	1,549	154,435
	Kellanova	49,302	2,852,614
	Kenvue, Inc.	546,594	10,286,899
	Keurig Dr Pepper, Inc.	132,293	4,458,274
	Kraft Heinz Co.	150,973	5,829,068
	Kroger Co.	234,479	12,985,447
#	Lamb Weston Holdings, Inc.	15,234	1,269,602
	Lancaster Colony Corp.	4,727	901,959
	Lifevantage Corp.	2,374	14,481
	McCormick & Co., Inc.	57,683	4,387,369
	McCormick & Co., Inc.	400	30,218
	Mondelez International, Inc., Class A	36,372	2,616,602
*	Monster Beverage Corp.	84,418	4,512,142
*	National Beverage Corp.	18,821	837,535
*	Natural Alternatives International, Inc.	1,014	6,338
	Natural Grocers by Vitamin Cottage, Inc.	6,703	109,661
	Natural Health Trends Corp.	187	1,257
*	Nature’s Sunshine Products, Inc.	4,954	96,355
	Nu Skin Enterprises, Inc., Class A	29,973	352,482
	Oil-Dri Corp. of America	489	33,863
	PepsiCo, Inc.	121,503	21,373,593
*	Post Holdings, Inc.	14,585	1,548,198
	PriceSmart, Inc.	11,338	913,729
	Procter & Gamble Co.	279,145	45,556,464
*	Seneca Foods Corp., Class A	504	29,277
*	Simply Good Foods Co.	16,095	586,663
	SpartanNash Co.	16,618	317,238
	Spectrum Brands Holdings, Inc.	16,302	1,334,645
*	Sprouts Farmers Market, Inc.	58,387	3,855,294
	Sysco Corp.	114,179	8,485,783
	Target Corp.	74,127	11,932,964
	Tootsie Roll Industries, Inc.	5,616	166,851
*	TreeHouse Foods, Inc.	6,481	243,362
*	U.S. Foods Holding Corp.	73,838	3,710,360
*	United Natural Foods, Inc.	35,839	320,042
	United-Guardian, Inc.	1,797	15,023
*	USANA Health Sciences, Inc.	10,221	424,376
	Village Super Market, Inc., Class A	2,601	72,750
*	Vital Farms, Inc.	7,632	204,232
	Walgreens Boots Alliance, Inc.	215,339	3,817,960
	Walmart, Inc.	653,522	38,786,531
#	Weis Markets, Inc.	12,018	758,696
#	WK Kellogg Co.	12,325	287,666

TOTAL CONSUMER STAPLES			368,587,451

ENERGY — (2.3%)
	Adams Resources & Energy, Inc.	101	2,980
	Archrock, Inc.	171,289	3,287,036
	Baker Hughes Co.	287,856	9,389,863
*	Bristow Group, Inc.	11,228	295,409
	Cactus, Inc., Class A	16,888	838,320
*	Centrus Energy Corp., Class A	6,752	289,863
	ChampionX Corp.	86,096	2,890,243
	Cheniere Energy, Inc.	17,531	2,766,743
*	Clean Energy Fuels Corp.	43,049	99,874
#	Core Laboratories, Inc.	22,033	348,121

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	CVR Energy, Inc.	58,856	$1,788,045
	Delek U.S. Holdings, Inc.	36,564	999,294
*	DMC Global, Inc.	11,321	179,438
*	Dril-Quip, Inc.	26,323	478,552
	EnLink Midstream LLC	64,307	882,292
*	Expro Group Holdings NV	51,234	961,150
*	Forum Energy Technologies, Inc.	10,231	190,808
*	Geospace Technologies Corp.	3,600	43,740
	Halliburton Co.	320,953	12,026,109
*	Helix Energy Solutions Group, Inc.	125,835	1,351,468
	Helmerich & Payne, Inc.	35,043	1,378,241
	HF Sinclair Corp.	87,415	4,742,264
	Liberty Energy, Inc.	112,894	2,483,668
	Marathon Petroleum Corp.	114,768	20,855,641
*	Natural Gas Services Group, Inc.	14,200	313,536
*	Newpark Resources, Inc.	88,168	611,886
#*	Nine Energy Service, Inc.	3,667	7,921
	NOV, Inc.	195,609	3,616,810
*	Oceaneering International, Inc.	78,931	1,808,309
*	Oil States International, Inc.	64,778	258,464
	ONEOK, Inc.	54,026	4,274,537
	Phillips 66	82,330	11,790,479
#*	ProFrac Holding Corp., Class A	8,893	64,652
*	ProPetro Holding Corp.	76,296	665,301
*	REX American Resources Corp.	12,978	718,073
#	RPC, Inc.	127,138	850,553
	Schlumberger NV	328,618	15,602,783
*	Seadrill Ltd.	6,340	307,807
	Select Water Solutions, Inc.	65,163	602,106
	Solaris Oilfield Infrastructure, Inc., Class A	15,130	133,295
	TechnipFMC PLC	273,545	7,008,223
*	TETRA Technologies, Inc.	35,998	154,431
	Texas Pacific Land Corp.	6,066	3,495,836
#*	Transocean Ltd.	237,635	1,240,455
*	U.S. Silica Holdings, Inc.	10,175	157,000
*	Valaris Ltd.	9,586	623,665
	Valero Energy Corp.	121,413	19,410,296
*	Weatherford International PLC	33,130	4,095,531
	World Kinect Corp.	40,909	961,362

TOTAL ENERGY			147,342,473

FINANCIALS — (16.2%)
	1st Source Corp.	11,484	569,606
	ACNB Corp.	674	21,932
	Affiliated Managers Group, Inc.	19,859	3,099,990
*	Affirm Holdings, Inc.	66,852	2,131,242
	Aflac, Inc.	130,944	10,953,466
	Allstate Corp.	51,812	8,811,149
	Ally Financial, Inc.	144,750	5,551,163
	Amalgamated Financial Corp.	12,092	296,738
#	A-Mark Precious Metals, Inc.	12,498	500,795
*	Ambac Financial Group, Inc.	31,288	452,112
	Amerant Bancorp, Inc.	17,767	384,833
	American Equity Investment Life Holding Co.	21,640	1,214,220
	American Express Co.	98,561	23,066,231
	American Financial Group, Inc.	37,198	4,752,045
	American International Group, Inc.	189,889	14,300,541
	Ameriprise Financial, Inc.	31,775	13,084,627
	Ameris Bancorp	26,452	1,255,941

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	AMERISAFE, Inc.	8,964	$408,758
	AmeriServ Financial, Inc.	3,000	7,260
	Aon PLC, Class A	24,485	6,905,015
	Apollo Global Management, Inc.	93,248	10,106,218
*	Arch Capital Group Ltd.	109,663	10,257,877
	Ares Management Corp., Class A	19,661	2,616,682
	Arrow Financial Corp.	6,059	134,934
	Arthur J Gallagher & Co.	14,220	3,337,292
	Artisan Partners Asset Management, Inc., Class A	26,761	1,095,328
*	AssetMark Financial Holdings, Inc.	15,779	533,488
	Associated Banc-Corp.	59,848	1,260,997
	Associated Capital Group, Inc., Class A	670	21,768
	Assurant, Inc.	18,171	3,169,022
	Assured Guaranty Ltd.	36,145	2,772,322
	Atlantic Union Bankshares Corp.	42,266	1,342,791
*	Atlanticus Holdings Corp.	6,885	182,108
*	AvidXchange Holdings, Inc.	25,467	296,945
	Axis Capital Holdings Ltd.	54,623	3,350,029
*	Axos Financial, Inc.	26,620	1,347,238
#	B Riley Financial, Inc.	9,799	337,086
	Banc of California, Inc.	46,543	637,174
	BancFirst Corp.	11,358	1,012,793
*	Bancorp, Inc.	33,743	1,010,265
	Bank of America Corp.	593,476	21,964,547
#	Bank of Hawaii Corp.	14,004	793,887
	Bank of Marin Bancorp	4,276	61,403
	Bank of New York Mellon Corp.	111,951	6,324,112
	Bank of NT Butterfield & Son Ltd.	20,102	683,468
	Bank OZK	42,265	1,887,132
	BankFinancial Corp.	1,550	14,989
	BankUnited, Inc.	20,716	553,739
	Bankwell Financial Group, Inc.	459	10,525
	Banner Corp.	26,810	1,169,720
	Bar Harbor Bankshares	5,537	138,868
	BCB Bancorp, Inc.	10,900	102,678
	Berkshire Hills Bancorp, Inc.	13,261	282,725
	BGC Group, Inc., Class A	122,947	962,675
	BlackRock, Inc.	15,683	11,835,019
	Blackstone, Inc.	73,635	8,586,577
*	Block, Inc.	106,104	7,745,592
	BOK Financial Corp.	21,201	1,881,165
	Bread Financial Holdings, Inc.	21,048	776,882
*	Bridgewater Bancshares, Inc.	6,348	69,066
*	Brighthouse Financial, Inc.	35,415	1,708,774
	Brightsphere Investment Group, Inc.	13,581	302,041
	Brookline Bancorp, Inc.	54,753	454,450
	Brown & Brown, Inc.	37,996	3,098,194
#*	BRP Group, Inc., Class A	2,474	65,907
	Business First Bancshares, Inc.	3,343	67,495
	Byline Bancorp, Inc.	14,567	315,667
	C&F Financial Corp.	202	7,912
	Cadence Bank	66,730	1,846,419
	Cambridge Bancorp	2,511	154,100
	Camden National Corp.	5,650	176,393
#*	Cannae Holdings, Inc.	2,254	43,840
	Capital City Bank Group, Inc.	7,273	192,880
	Capital One Financial Corp.	62,410	8,951,466
	Capitol Federal Financial, Inc.	69,311	330,613
#	Carlyle Group, Inc.	67,615	3,029,152

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cass Information Systems, Inc.	3,680	$158,939
	Cathay General Bancorp	31,475	1,083,999
	Cboe Global Markets, Inc.	16,943	3,069,224
	Central Pacific Financial Corp.	8,622	171,923
	CF Bankshares, Inc.	1,038	19,182
	Charles Schwab Corp.	176,457	13,048,995
	Chemung Financial Corp.	900	37,949
	Chubb Ltd.	66,669	16,576,580
	Cincinnati Financial Corp.	31,705	3,667,951
	Citigroup, Inc.	140,902	8,641,520
	Citizens & Northern Corp.	4,409	75,173
	Citizens Financial Group, Inc.	84,994	2,899,145
#*	Citizens, Inc.	4,745	10,581
	City Holding Co.	6,590	665,722
	Civista Bancshares, Inc.	2,072	29,588
	CME Group, Inc.	14,925	3,128,877
	CNB Financial Corp.	3,730	70,870
	CNO Financial Group, Inc.	10,578	278,519
*	Coastal Financial Corp.	3,619	139,983
	Codorus Valley Bancorp, Inc.	849	18,848
#	Cohen & Steers, Inc.	15,222	1,046,969
*	Coinbase Global, Inc., Class A	17,523	3,573,465
	Colony Bankcorp, Inc.	989	10,750
#*	Columbia Financial, Inc.	45,214	750,552
	Comerica, Inc.	8,693	436,128
	Commerce Bancshares, Inc.	32,232	1,762,446
	Community Bank System, Inc.	15,527	671,077
	Community Trust Bancorp, Inc.	9,403	395,020
	Community West Bancshares	2,618	44,951
	ConnectOne Bancorp, Inc.	20,355	364,558
*	Consumer Portfolio Services, Inc.	2,632	22,530
	Corebridge Financial, Inc.	7,355	195,349
*	Corpay, Inc.	17,013	5,140,308
	Crawford & Co., Class A	2,485	23,061
	Crawford & Co., Class B	33,605	310,846
	Credit Acceptance Corp.	4,908	2,521,338
*	CrossFirst Bankshares, Inc.	23,512	284,025
	Cullen/Frost Bankers, Inc.	17,570	1,833,254
*	Customers Bancorp, Inc.	15,155	692,129
	CVB Financial Corp.	38,027	621,361
	Diamond Hill Investment Group, Inc.	1,753	261,583
	Dime Community Bancshares, Inc.	19,109	347,784
	Discover Financial Services	92,239	11,689,448
	Donegal Group, Inc., Class A	18,392	247,188
*	Donnelley Financial Solutions, Inc.	13,002	816,266
	Eagle Bancorp, Inc.	14,563	269,270
	East West Bancorp, Inc.	37,101	2,763,653
	Eastern Bankshares, Inc.	32,108	403,276
*	eHealth, Inc.	11,013	47,136
	Employers Holdings, Inc.	19,411	826,714
	Enact Holdings, Inc.	3,441	102,301
*	Encore Capital Group, Inc.	14,337	589,107
*	Enova International, Inc.	17,477	1,057,883
*	Enstar Group Ltd.	8,226	2,388,584
	Enterprise Bancorp, Inc.	181	4,398
	Enterprise Financial Services Corp.	14,481	550,423
	Equitable Holdings, Inc.	156,605	5,780,291
	Equity Bancshares, Inc., Class A	7,700	256,487
	Erie Indemnity Co., Class A	13,648	5,222,544

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Esquire Financial Holdings, Inc.	2,064	$97,132
	ESSA Bancorp, Inc.	1,868	30,262
	Essent Group Ltd.	48,964	2,593,623
*	Euronet Worldwide, Inc.	13,691	1,405,792
	Evercore, Inc., Class A	21,277	3,861,776
	Everest Group Ltd.	11,093	4,064,586
	EVERTEC, Inc.	19,414	728,607
#*	EZCORP, Inc., Class A	22,641	248,598
#	F&G Annuities & Life, Inc.	14,226	538,027
	FactSet Research Systems, Inc.	4,781	1,993,151
	Farmers National Banc Corp.	1,526	18,053
	FB Financial Corp.	24,306	890,815
	Federal Agricultural Mortgage Corp., Class C	5,226	972,715
	Federated Hermes, Inc.	40,234	1,321,687
	Fidelity National Financial, Inc.	209,213	10,356,044
	Fidelity National Information Services, Inc.	86,914	5,903,199
	Fifth Third Bancorp	66,107	2,410,261
	Financial Institutions, Inc.	3,311	57,015
	First American Financial Corp.	58,614	3,139,952
	First BanCorp	90,917	1,568,318
	First Bancorp, Inc.	1,624	35,858
	First Bancorp/Southern Pines NC	20,832	633,501
	First Bancshares, Inc.	12,504	299,346
	First Bank	1,606	18,758
	First Busey Corp.	25,205	563,080
	First Business Financial Services, Inc.	1,369	45,273
	First Capital, Inc.	400	11,000
	First Citizens BancShares, Inc., Class A	4,120	6,949,451
	First Commonwealth Financial Corp.	52,241	689,059
	First Community Bankshares, Inc.	6,768	224,562
#	First Community Corp.	1,506	24,894
	First Financial Bancorp	54,503	1,205,061
	First Financial Bankshares, Inc.	28,966	856,235
	First Financial Corp.	4,517	164,464
	First Financial Northwest, Inc.	1,300	26,481
	First Foundation, Inc.	25,586	140,211
	First Hawaiian, Inc.	47,843	1,009,009
	First Horizon Corp.	74,696	1,114,464
	First Internet Bancorp	909	28,224
	First Interstate BancSystem, Inc., Class A	30,595	816,887
	First Merchants Corp.	16,791	561,155
	First Mid Bancshares, Inc.	4,381	135,636
	First Northwest Bancorp	817	8,374
	First of Long Island Corp.	12,744	120,686
	First Savings Financial Group, Inc.	714	11,445
	First United Corp.	402	9,081
*	First Western Financial, Inc.	900	15,003
	FirstCash Holdings, Inc.	15,361	1,735,486
*	Fiserv, Inc.	53,932	8,233,798
	Flushing Financial Corp.	19,193	211,507
	FNB Corp.	162,754	2,171,138
	Franklin Financial Services Corp.	387	11,714
	Franklin Resources, Inc.	72,665	1,659,669
	FS Bancorp, Inc.	1,212	37,778
	Fulton Financial Corp.	69,584	1,151,615
*	Genworth Financial, Inc., Class A	310,878	1,843,507
	German American Bancorp, Inc.	17,033	540,457
	Glacier Bancorp, Inc.	30,105	1,089,199
	Global Payments, Inc.	44,855	5,506,848

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Globe Life, Inc.	33,528	$2,553,828
	Goldman Sachs Group, Inc.	39,495	16,852,911
#*	Goosehead Insurance, Inc., Class A	896	50,991
	Great Southern Bancorp, Inc.	5,348	274,887
*	Green Dot Corp., Class A.	22,267	194,836
	Greene County Bancorp, Inc.	6,632	195,113
*	Greenlight Capital Re Ltd., Class A	23,678	286,977
	Guaranty Bancshares, Inc.	581	16,692
	Hamilton Lane, Inc., Class A	10,728	1,198,532
	Hancock Whitney Corp.	25,126	1,140,469
	Hanmi Financial Corp.	11,684	178,765
	Hanover Insurance Group, Inc.	18,335	2,380,250
	HarborOne Bancorp, Inc.	17,022	172,433
	Hartford Financial Services Group, Inc.	150,635	14,595,025
#	Hawthorn Bancshares, Inc.	713	12,998
	HBT Financial, Inc.	898	16,573
#	HCI Group, Inc.	3,180	363,092
	Heartland Financial USA, Inc.	20,673	870,540
#	Hennessy Advisors, Inc.	1,267	8,666
	Heritage Commerce Corp.	21,289	169,035
	Heritage Financial Corp.	12,893	228,722
*	Heritage Insurance Holdings, Inc.	7,320	74,737
	Hilltop Holdings, Inc.	10,662	311,970
	Hingham Institution For Savings The	585	98,807
	HMN Financial, Inc.	600	11,940
	Home Bancorp, Inc.	196	6,860
	Home BancShares, Inc.	64,598	1,529,681
	HomeStreet, Inc.	7,899	96,763
	HomeTrust Bancshares, Inc.	2,385	61,295
	Hope Bancorp, Inc.	42,908	429,938
	Horace Mann Educators Corp.	22,657	835,137
	Horizon Bancorp, Inc.	18,244	209,441
	Houlihan Lokey, Inc.	17,924	2,285,131
	Huntington Bancshares, Inc.	21,955	295,734
	IF Bancorp, Inc.	1,300	21,450
	Independent Bank Corp.	11,297	567,561
	Independent Bank Corp.	6,401	158,809
	Independent Bank Group, Inc.	29,072	1,082,641
	Interactive Brokers Group, Inc., Class A	8,838	1,017,431
	Intercontinental Exchange, Inc.	31,977	4,117,359
	International Bancshares Corp.	24,898	1,385,574
*	International Money Express, Inc.	13,736	277,879
	Invesco Ltd.	120,175	1,702,880
	Investors Title Co.	494	79,252
	Jack Henry & Associates, Inc.	2,054	334,165
	Jackson Financial, Inc., Class A	14,027	958,325
	James River Group Holdings Ltd.	21,155	188,068
	Janus Henderson Group PLC	84,862	2,649,392
	Jefferies Financial Group, Inc.	33,263	1,432,305
	JPMorgan Chase & Co.	361,711	69,354,467
	Kearny Financial Corp.	33,320	179,928
	Kemper Corp.	30,748	1,792,916
	KeyCorp.	183,426	2,657,843
*	Kingstone Cos., Inc.	9,273	43,119
	Kinsale Capital Group, Inc.	5,810	2,110,483
	KKR & Co., Inc.	53,126	4,944,437
*	Lake Shore Bancorp, Inc.	663	7,697
	Lakeland Bancorp, Inc.	20,224	246,531
#	Lakeland Financial Corp.	12,730	748,142

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Landmark Bancorp, Inc.	552	$9,936
#	Lazard, Inc.	27,857	1,072,495
*	LendingClub Corp.	45,786	344,311
#*	LendingTree, Inc.	2,645	127,674
	Lincoln National Corp.	82,723	2,255,856
	Live Oak Bancshares, Inc.	16,544	534,702
	LPL Financial Holdings, Inc.	35,103	9,447,270
	M&T Bank Corp.	23,493	3,392,154
	Macatawa Bank Corp.	3,313	46,382
	Magyar Bancorp, Inc.	1,343	15,297
#	MainStreet Bancshares, Inc.	515	7,864
*	Markel Group, Inc.	2,439	3,557,038
	MarketAxess Holdings, Inc.	6,426	1,285,778
*	Marqeta, Inc., Class A	39,039	216,666
	Marsh & McLennan Cos., Inc.	44,447	8,864,065
	Mastercard, Inc., Class A	125,721	56,725,315
	Mercantile Bank Corp.	6,280	226,582
	Merchants Bancorp	19,746	796,356
	Mercury General Corp.	29,879	1,561,477
	Meridian Corp.	2,100	19,446
	MetLife, Inc.	137,904	9,802,216
*	Metropolitan Bank Holding Corp.	2,400	95,280
	MGIC Investment Corp.	163,819	3,322,249
	Mid Penn Bancorp, Inc.	12,010	242,962
#	Middlefield Banc Corp.	954	20,482
	Midland States Bancorp, Inc.	11,651	255,157
	MidWestOne Financial Group, Inc.	5,831	117,611
	Moelis & Co., Class A	20,990	1,030,189
	Moody’s Corp.	25,796	9,553,033
	Morgan Stanley	195,438	17,753,588
	Morningstar, Inc.	12,452	3,519,558
*	Mr Cooper Group, Inc.	33,693	2,601,100
	MSCI, Inc.	15,147	7,055,321
	MVB Financial Corp.	945	16,982
	Nasdaq, Inc.	48,186	2,883,932
	National Bank Holdings Corp., Class A	17,916	586,391
	National Bankshares, Inc.	507	13,593
	National Western Life Group, Inc., Class A	980	479,044
	Navient Corp.	97,570	1,465,501
	NBT Bancorp, Inc.	16,404	574,304
*	NCR Atleos Corp.	33,343	664,526
	Nelnet, Inc., Class A	13,645	1,285,086
#	New York Community Bancorp, Inc.	133,652	354,178
*	NI Holdings, Inc.	2,397	35,643
*	Nicholas Financial, Inc.	2,510	16,089
	Nicolet Bankshares, Inc.	5,267	403,084
*	NMI Holdings, Inc., Class A	44,940	1,386,848
	Northeast Bank	1,100	56,892
	Northeast Community Bancorp, Inc.	1,191	18,794
	Northern Trust Corp.	36,686	3,022,560
	Northfield Bancorp, Inc.	27,208	226,915
	Northrim BanCorp, Inc.	383	18,307
	Northwest Bancshares, Inc.	71,981	762,999
	Norwood Financial Corp.	600	14,454
	Oak Valley Bancorp	817	19,731
	OceanFirst Financial Corp.	38,089	562,194
*	Ocwen Financial Corp.	3,051	71,210
	OFG Bancorp	21,592	779,687
	Ohio Valley Banc Corp.	243	5,711

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Old National Bancorp	123,556	$2,043,616
	Old Republic International Corp.	160,655	4,797,158
	Old Second Bancorp, Inc.	14,321	196,198
	OneMain Holdings, Inc.	60,968	3,177,042
*	Open Lending Corp., Class A	33,122	168,922
	Oppenheimer Holdings, Inc., Class A	4,778	191,359
	Origin Bancorp, Inc.	7,350	218,295
	Orrstown Financial Services, Inc.	1,386	36,341
	Pacific Premier Bancorp, Inc.	53,630	1,153,045
*	Palomar Holdings, Inc.	7,865	618,740
	Park National Corp.	5,366	706,756
	Parke Bancorp, Inc.	2,561	42,154
	Pathfinder Bancorp, Inc.	900	11,448
	Pathward Financial, Inc.	13,054	657,530
*	Paymentus Holdings, Inc., Class A	5,596	114,214
*	PayPal Holdings, Inc.	192,139	13,050,081
*	Paysafe Ltd.	12,640	179,741
	PCB Bancorp	653	9,508
	Peapack-Gladstone Financial Corp.	9,037	202,248
	Penns Woods Bancorp, Inc.	500	8,740
	PennyMac Financial Services, Inc.	21,180	1,813,855
	Peoples Bancorp of North Carolina, Inc.	1,287	37,439
	Peoples Bancorp, Inc.	16,386	475,849
	Peoples Financial Services Corp.	500	18,935
	Pinnacle Financial Partners, Inc.	21,604	1,657,027
	Piper Sandler Cos	7,407	1,450,217
#	PJT Partners, Inc., Class A	4,492	424,449
	Plumas Bancorp	646	22,713
	PNC Financial Services Group, Inc.	25,843	3,960,698
*	Ponce Financial Group, Inc.	1,223	9,833
	Popular, Inc.	31,365	2,665,711
*	PRA Group, Inc.	19,251	457,981
	Preferred Bank	6,166	466,705
	Premier Financial Corp.	24,956	483,647
	Primerica, Inc.	19,688	4,171,100
	Primis Financial Corp.	3,200	31,104
	Princeton Bancorp, Inc.	708	20,638
	Principal Financial Group, Inc.	89,290	7,066,411
	ProAssurance Corp.	30,967	413,719
	PROG Holdings, Inc.	36,050	1,198,302
	Progressive Corp.	56,179	11,699,277
	Prosperity Bancshares, Inc.	28,659	1,775,998
*	Provident Bancorp, Inc.	1,077	9,580
	Provident Financial Services, Inc.	20,455	300,279
	Prudential Financial, Inc.	160,801	17,765,294
	QCR Holdings, Inc.	7,184	394,833
	Radian Group, Inc.	77,752	2,322,452
	Raymond James Financial, Inc.	48,246	5,886,012
	Regional Management Corp.	1,439	36,277
	Regions Financial Corp.	96,306	1,855,817
	Reinsurance Group of America, Inc.	21,490	4,018,415
	RenaissanceRe Holdings Ltd.	18,543	4,065,553
	Renasant Corp.	35,179	1,022,302
*	Repay Holdings Corp.	17,929	182,338
	Republic Bancorp, Inc., Class A	2,649	134,357
#	Richmond Mutual BanCorp, Inc.	1,351	14,685
	RLI Corp.	20,908	2,955,346
*	Robinhood Markets, Inc., Class A	254,180	4,191,428
#*	Rocket Cos., Inc., Class A	2,120	26,034

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	S&P Global, Inc.	29,908	$12,436,644
	S&T Bancorp, Inc.	17,418	525,153
	Safety Insurance Group, Inc.	8,226	654,543
	Sandy Spring Bancorp, Inc.	22,358	457,221
	SB Financial Group, Inc.	1,702	22,773
	Seacoast Banking Corp. of Florida	18,946	437,084
*	Security National Financial Corp., Class A	1,097	7,218
	SEI Investments Co.	52,186	3,441,667
	Selective Insurance Group, Inc.	26,664	2,710,396
#	ServisFirst Bancshares, Inc.	16,346	963,760
#*	Shift4 Payments, Inc., Class A	4,150	240,119
	Shore Bancshares, Inc.	3,170	32,810
	Sierra Bancorp	1,779	35,260
	Silvercrest Asset Management Group, Inc., Class A	953	13,961
	Simmons First National Corp., Class A	58,474	999,321
*	SiriusPoint Ltd.	104,416	1,230,020
	SLM Corp.	138,971	2,944,795
	SmartFinancial, Inc.	2,470	50,759
#*	SoFi Technologies, Inc.	46,088	312,477
	Sound Financial Bancorp, Inc.	200	7,998
*	Southern First Bancshares, Inc.	700	18,074
	Southern Missouri Bancorp, Inc.	1,543	61,874
	Southside Bancshares, Inc.	12,709	338,822
	SouthState Corp.	31,029	2,348,895
	State Street Corp.	40,041	2,902,572
	Stellar Bancorp, Inc.	6,481	143,878
	StepStone Group, Inc., Class A	2,191	79,029
	Stewart Information Services Corp.	15,213	943,358
	Stifel Financial Corp.	32,104	2,565,752
	Stock Yards Bancorp, Inc.	10,342	460,736
*	StoneX Group, Inc.	11,511	835,699
	Summit State Bank	922	9,192
	Synchrony Financial	157,018	6,905,652
	Synovus Financial Corp.	45,941	1,644,228
	T Rowe Price Group, Inc.	42,877	4,698,033
*	Texas Capital Bancshares, Inc.	19,486	1,118,496
#	TFS Financial Corp.	49,800	598,098
*	Third Coast Bancshares, Inc.	659	12,798
	Timberland Bancorp, Inc.	618	15,079
	Tiptree, Inc.	18,783	299,213
#*	Toast, Inc., Class A	71,356	1,686,142
	Tompkins Financial Corp.	6,386	280,856
	Towne Bank	31,019	802,462
	Tradeweb Markets, Inc., Class A	5,958	605,988
	Travelers Cos., Inc.	100,687	21,361,754
	TriCo Bancshares	13,353	464,284
*	Triumph Financial, Inc.	9,377	659,766
	Truist Financial Corp.	8,514	319,701
	TrustCo Bank Corp.	13,325	354,712
	Trustmark Corp.	42,990	1,272,504
	U.S. Bancorp	70,643	2,870,225
	UMB Financial Corp.	19,051	1,517,603
	United Bancorp, Inc.	1,200	14,988
	United Bancshares, Inc.	300	5,535
	United Bankshares, Inc.	106,071	3,443,065
	United Community Banks, Inc.	41,110	1,037,205
	United Fire Group, Inc.	17,383	383,990
	United Security Bancshares	442	3,147
	Unity Bancorp, Inc.	600	16,152

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Universal Insurance Holdings, Inc.	17,456	$340,741
	Univest Financial Corp.	13,273	277,008
	Unum Group	90,874	4,607,312
	Valley National Bancorp	160,043	1,121,901
	Value Line, Inc.	245	8,869
	Veritex Holdings, Inc.	14,836	289,005
	Victory Capital Holdings, Inc., Class A	13,120	667,283
	Virtu Financial, Inc., Class A	34,775	754,618
	Virtus Investment Partners, Inc.	4,377	959,964
#	Visa, Inc., Class A	235,534	63,266,788
	Voya Financial, Inc.	47,539	3,240,258
	W R Berkley Corp.	99,418	7,652,203
	WaFd, Inc.	32,119	870,104
	Walker & Dunlop, Inc.	17,921	1,642,101
	Washington Trust Bancorp, Inc.	7,092	180,562
	Waterstone Financial, Inc.	8,901	100,937
	Webster Financial Corp.	55,147	2,417,093
	Wells Fargo & Co.	250,927	14,884,990
	WesBanco, Inc.	47,751	1,289,277
	West BanCorp, Inc.	2,622	42,634
	Westamerica BanCorp	15,443	718,872
	Western Alliance Bancorp	29,295	1,664,835
	Western New England Bancorp, Inc.	2,300	13,892
	Western Union Co.	98,604	1,325,238
*	WEX, Inc.	12,936	2,732,859
	White Mountains Insurance Group Ltd.	1,380	2,453,833
	Willis Towers Watson PLC	21,041	5,284,237
	Wintrust Financial Corp.	20,536	1,984,599
#	WisdomTree, Inc.	84,822	754,916
#*	World Acceptance Corp.	3,007	413,673
	WSFS Financial Corp.	24,165	1,032,570
	WVS Financial Corp.	100	1,288
	Zions Bancorp NA	42,923	1,750,400

TOTAL FINANCIALS			1,055,529,271

HEALTH CARE — (12.1%)
#*	10X Genomics, Inc., Class A	12,691	371,592
#*	4D Molecular Therapeutics, Inc.	7,780	186,175
	Abbott Laboratories	97,794	10,363,230
	AbbVie, Inc.	269,102	43,766,749
††	Abiomed, Inc.	5,835	91,084
*	Acadia Healthcare Co., Inc.	19,826	1,465,934
*	Accolade, Inc.	39,895	304,399
#*	Accuray, Inc.	46,485	99,013
#*	AdaptHealth Corp.	14,527	143,091
#*	Adaptive Biotechnologies Corp.	55,669	145,853
*	Addus HomeCare Corp.	2,823	271,431
	Agilent Technologies, Inc.	42,082	5,766,917
*	Agiliti, Inc.	7,376	74,866
#*	agilon health, Inc.	14,684	80,762
*	Agios Pharmaceuticals, Inc.	14,637	475,703
††	Albireo Pharma, Inc.	3,349	18,754
*	Alector, Inc.	6,796	34,524
*	Align Technology, Inc.	7,621	2,152,018
#*	Allogene Therapeutics, Inc.	19,929	55,004
*	Alnylam Pharmaceuticals, Inc.	9,192	1,323,188
*	Amedisys, Inc.	2,407	221,564
	Amgen, Inc.	87,600	23,997,144
*	AMN Healthcare Services, Inc.	21,352	1,280,693

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AnaptysBio, Inc.	11,200	$272,608
*	AngioDynamics, Inc.	23,477	135,932
*	ANI Pharmaceuticals, Inc.	589	38,874
*	Anika Therapeutics, Inc.	5,680	147,055
#*	Arcturus Therapeutics Holdings, Inc.	4,218	107,854
*	Arcus Biosciences, Inc.	27,031	411,682
*	Artivion, Inc.	22,598	443,373
*	Astrana Health, Inc.	9,323	346,349
*	AtriCure, Inc.	13,771	332,157
#	Atrion Corp.	505	213,761
*	Avanos Medical, Inc.	20,471	370,116
*	Avantor, Inc.	107,559	2,606,155
*	Avidity Biosciences, Inc.	14,097	340,161
*	Axogen, Inc.	9,935	63,683
*	Axonics, Inc.	6,683	444,887
*	Azenta, Inc.	15,551	815,805
	Becton Dickinson & Co.	15,984	3,749,846
*	Biogen, Inc.	29,025	6,235,150
#*	BioLife Solutions, Inc.	3,279	57,514
*	BioMarin Pharmaceutical, Inc.	17,937	1,448,592
*	Bio-Rad Laboratories, Inc., Class A	5,862	1,581,274
	Bio-Techne Corp.	27,260	1,723,105
*	Boston Scientific Corp.	122,785	8,824,558
	Bristol-Myers Squibb Co.	411,282	18,071,731
	Bruker Corp.	45,795	3,572,468
	Cardinal Health, Inc.	68,878	7,097,189
*	CareDx, Inc.	3,255	25,259
*	Caribou Biosciences, Inc.	9,323	33,842
*	Castle Biosciences, Inc.	13,600	286,824
	Cencora, Inc.	49,655	11,870,028
*	Centene Corp.	152,289	11,126,234
*	Certara, Inc.	46,337	792,826
*	Charles River Laboratories International, Inc.	2,096	479,984
	Chemed Corp.	2,171	1,233,128
††	Chinook Therapeutics, Inc.	11,306	14,133
	Cigna Group	68,560	24,478,662
#*	Cogent Biosciences, Inc.	7,449	48,419
	CONMED Corp.	8,123	552,202
	Cooper Cos., Inc.	15,920	1,417,835
*	Corcept Therapeutics, Inc.	6,953	162,144
*	CorVel Corp.	8,012	1,913,666
#*	CRISPR Therapeutics AG	25,886	1,371,699
*	Cross Country Healthcare, Inc.	23,224	408,742
#*	CryoPort, Inc.	19,005	307,691
#*	Cue Biopharma, Inc.	7,183	13,648
*	Cullinan Therapeutics, Inc.	5,280	142,613
	CVS Health Corp.	249,508	16,894,187
	Danaher Corp.	70,075	17,281,896
*	DaVita, Inc.	23,310	3,240,323
*	Deciphera Pharmaceuticals, Inc.	25,900	654,493
#*	Definitive Healthcare Corp.	16,535	114,753
*	Denali Therapeutics, Inc.	4,274	65,991
	Dentsply Sirona, Inc.	62,467	1,874,635
*	Dexcom, Inc.	22,754	2,898,632
#*	Doximity, Inc., Class A	34,631	841,187
*	Dynavax Technologies Corp.	31,261	355,438
*	Dyne Therapeutics, Inc.	4,978	125,993
#*	Eagle Pharmaceuticals, Inc.	6,161	25,198
*	Editas Medicine, Inc.	20,664	107,659

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Edwards Lifesciences Corp.	52,365	$4,433,745
*	Elanco Animal Health, Inc.	5,375	70,735
	Electromed, Inc.	2,300	39,997
	Elevance Health, Inc.	44,081	23,300,335
	Eli Lilly & Co.	76,168	59,494,825
	Embecta Corp.	24,133	244,467
	Encompass Health Corp.	17,304	1,442,808
*	Enhabit, Inc.	4,700	47,423
*	Enovis Corp.	5,566	307,410
*	Envista Holdings Corp.	87,571	1,723,397
*	Evolent Health, Inc., Class A	32,987	915,059
#*	Exact Sciences Corp.	29,221	1,734,266
*	Exelixis, Inc.	15,512	363,912
*	FONAR Corp.	776	12,214
	Fortrea Holdings, Inc.	20,313	743,253
*	Fulgent Genetics, Inc.	9,106	185,307
*	GE HealthCare Technologies, Inc.	79,348	6,049,492
*	Generation Bio Co.	7	20
	Gilead Sciences, Inc.	260,829	17,006,051
*	Glaukos Corp.	11,532	1,107,072
*	Globus Medical, Inc., Class A	18,633	927,737
#*	GoodRx Holdings, Inc., Class A	31,024	220,270
*	Haemonetics Corp.	12,916	1,187,626
*	Halozyme Therapeutics, Inc.	18,566	707,365
*	Harvard Bioscience, Inc.	3,317	12,671
	HCA Healthcare, Inc.	12,611	3,907,140
*	Health Catalyst, Inc.	37,632	234,071
*	HealthEquity, Inc.	26,202	2,067,600
	HealthStream, Inc.	14,850	382,685
*	Henry Schein, Inc.	46,308	3,208,218
*	Hims & Hers Health, Inc.	65,864	825,276
*	Hologic, Inc.	59,418	4,502,102
	Humana, Inc.	20,840	6,295,556
*	ICU Medical, Inc.	2,192	214,641
*	IDEXX Laboratories, Inc.	9,398	4,630,958
#*	IGM Biosciences, Inc.	500	4,815
*	Illumina, Inc.	20,487	2,520,925
#*	Immunovant, Inc.	3,929	107,812
#*	Inari Medical, Inc.	4,868	181,771
*	Incyte Corp.	29,206	1,520,172
*	InfuSystem Holdings, Inc.	2,116	15,891
*	Innoviva, Inc.	14,687	221,921
*	Inogen, Inc.	5,653	38,440
*	Insulet Corp.	5,964	1,025,450
*	Integer Holdings Corp.	13,826	1,543,396
*	Integra LifeSciences Holdings Corp.	18,636	543,612
	Intellia Therapeutics, Inc.	18,757	401,400
*	Intuitive Surgical, Inc.	21,266	7,881,605
*	IQVIA Holdings, Inc.	49,615	11,499,269
	iRadimed Corp.	1,652	67,088
*	iTeos Therapeutics, Inc.	1,000	10,740
*	Jazz Pharmaceuticals PLC.	4,101	454,186
	Johnson & Johnson	417,006	60,294,898
#*	Joint Corp.	1,721	20,549
	KalVista Pharmaceuticals, Inc.	12,280	139,378
	Keros Therapeutics, Inc.	1,500	84,585
*	Kiniksa Pharmaceuticals Ltd., Class A	4,087	76,509
*	Krystal Biotech, Inc.	7,585	1,161,415
*	Kura Oncology, Inc.	3,323	65,197

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Kymera Therapeutics, Inc.	13,726	$461,468
	Laboratory Corp. of America Holdings	18,021	3,628,889
	LeMaitre Vascular, Inc.	5,455	353,484
*	LENSAR, Inc.	1,319	4,115
*	LivaNova PLC	13,536	754,632
*	MacroGenics, Inc.	4,311	63,717
*	Maravai LifeSciences Holdings, Inc., Class A	26,030	213,446
*	Masimo Corp.	13,430	1,805,126
	McKesson Corp.	22,124	11,885,234
*	Medpace Holdings, Inc.	8,275	3,213,596
	Medtronic PLC	142,929	11,468,623
	Merck & Co., Inc.	229,731	29,685,840
*	Merit Medical Systems, Inc.	17,637	1,306,902
#*	Merrimack Pharmaceuticals, Inc.	2,200	32,428
	Mesa Laboratories, Inc.	2,273	241,120
*	Mettler-Toledo International, Inc.	3,222	3,962,093
††	Mirati Therapeutics, Inc.	8,088	4,246
*	Moderna, Inc.	54,518	6,013,881
*	ModivCare, Inc.	2,046	48,020
*	Molina Healthcare, Inc.	18,112	6,196,115
*	Myriad Genetics, Inc.	8,399	164,368
*	Natera, Inc.	6,912	641,987
	National Research Corp.	4,399	150,666
#*	NeoGenomics, Inc.	31,066	432,439
	Nurix Therapeutics, Inc.	9,934	119,407
#*	Nuvalent, Inc., Class A	2,023	139,344
*	Olema Pharmaceuticals, Inc.	22,500	228,825
*	OmniAb, Inc.	40,685	180,641
*	Omnicell, Inc.	10,710	287,135
#*	OptimizeRx Corp.	4,481	45,706
*	Option Care Health, Inc.	50,018	1,495,038
*	OraSure Technologies, Inc.	11,284	59,692
#	Organon & Co.	57,298	1,066,316
*	Orthofix Medical, Inc.	120	1,560
#*	Outset Medical, Inc.	25,347	64,128
*	Ovid therapeutics, Inc.	11,198	34,154
*	Owens & Minor, Inc.	36,039	891,605
#*	Pacific Biosciences of California, Inc.	72,304	119,302
	Patterson Cos., Inc.	34,840	887,375
#*††	PDL BioPharma, Inc.	17,391	20,695
*	Pediatrix Medical Group, Inc.	42,260	374,846
*	Pennant Group, Inc.	2,661	55,642
#*	Penumbra, Inc.	6,035	1,185,696
	Perrigo Co. PLC	38,659	1,262,603
*	PetIQ, Inc.	12,400	202,368
	Pfizer, Inc.	1,135,847	29,100,400
*	Phreesia, Inc.	1,985	41,169
	Premier, Inc., Class A	77,820	1,624,882
*	Privia Health Group, Inc.	5,600	103,040
*	Pro-Dex, Inc.	1,452	27,036
*	Progyny, Inc.	5,729	183,672
*	Protagonist Therapeutics, Inc.	4,275	107,345
#*	Prothena Corp. PLC	13,169	267,857
#	Psychemedics Corp.	600	1,572
*	Quanterix Corp.	5,706	91,981
	Quest Diagnostics, Inc.	10,978	1,516,940
*	R1 RCM, Inc.	52,809	649,023
*	RadNet, Inc.	16,545	802,433
*	Regeneron Pharmaceuticals, Inc.	18,147	16,162,807

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Relay Therapeutics, Inc.	14,800	$96,496
#*	Repligen Corp.	14,208	2,332,954
#*	Replimune Group, Inc.	18,165	115,348
#	ResMed, Inc.	19,939	4,266,747
#*	REVOLUTION Medicines, Inc.	12,874	479,943
	Revvity, Inc.	29,671	3,040,387
*	Rocket Pharmaceuticals, Inc.	10,114	217,653
	Royalty Pharma PLC, Class A	15,386	426,192
*	Sage Therapeutics, Inc.	16,406	228,700
*	Sarepta Therapeutics, Inc.	809	102,468
#*	Schrodinger, Inc.	23,727	578,464
	Shockwave Medical, Inc.	100	33,019
	SI-BONE, Inc.	4,400	62,744
	SIGA Technologies, Inc.	8,665	76,079
#	Simulations Plus, Inc.	4,415	200,220
*	Solventum Corp.	5,592	363,536
	Sotera Health Co.	6,696	74,995
	STERIS PLC	4,917	1,005,822
#*	Stoke Therapeutics, Inc.	8,057	88,869
	Stryker Corp.	31,892	10,731,658
*	Supernus Pharmaceuticals, Inc.	4,453	134,035
#*	Surgery Partners, Inc.	4,284	106,886
*	Surmodics, Inc.	3,112	79,947
*	Sutro Biopharma, Inc.	6,100	20,710
#*	Teladoc Health, Inc.	73,201	933,313
#	Teleflex, Inc.	11,017	2,299,799
	Thermo Fisher Scientific, Inc.	36,770	20,911,834
*	TruBridge, Inc.	7,089	56,003
*	Twist Bioscience Corp.	11,414	356,459
	U.S. Physical Therapy, Inc.	3,880	393,859
	UnitedHealth Group, Inc.	174,757	84,529,961
	Universal Health Services, Inc., Class B	173	29,484
	Utah Medical Products, Inc.	407	26,943
*	Varex Imaging Corp.	10,300	167,375
*	Veeva Systems, Inc., Class A	12,029	2,388,478
*	Veracyte, Inc.	7,066	138,282
#*	Veradigm, Inc.	47,773	381,706
	Vericel Corp.	1,008	46,237
*	Vertex Pharmaceuticals, Inc.	27,718	10,887,908
	Viatris, Inc.	7,799	90,234
#*	Vir Biotechnology, Inc.	13,600	115,056
#*	Waters Corp.	11,045	3,413,347
*	Werewolf Therapeutics, Inc.	1,900	11,856
*	Xencor, Inc.	28,523	597,272
*	Xenon Pharmaceuticals, Inc.	1,930	78,455
#*	Zentalis Pharmaceuticals, Inc.	1,408	15,572
	Zimmer Biomet Holdings, Inc.	33,671	4,049,948
*	Zimvie, Inc.	8,156	123,971
	Zoetis, Inc.	11,555	1,840,018

TOTAL HEALTH CARE			792,610,171

INDUSTRIALS — (13.5%)
#*	3D Systems Corp.	52,529	175,972
	3M Co.	22,369	2,158,832
	A O Smith Corp.	38,757	3,210,630
	AAON, Inc.	21,741	2,045,611
*	AAR Corp.	12,924	893,565
	ABM Industries, Inc.	38,932	1,701,328
	ACCO Brands Corp.	60,624	292,208

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	500	$20,455
	Acuity Brands, Inc.	10,503	2,607,895
*	ACV Auctions, Inc., Class A	32,660	569,917
	Advanced Drainage Systems, Inc.	12,176	1,911,632
	AECOM	48,227	4,454,246
*	AeroVironment, Inc.	6,652	1,062,923
	AGCO Corp.	39,019	4,455,580
	Air Lease Corp.	78,701	3,953,938
	Alamo Group, Inc.	4,755	924,277
	Albany International Corp., Class A	10,339	824,535
*	Alight, Inc., Class A	63,368	571,579
	Allegion PLC	28,545	3,469,930
	Allient, Inc.	3,214	94,459
	Allison Transmission Holdings, Inc.	50,036	3,680,148
	Alta Equipment Group, Inc.	6,300	69,993
#*	Ameresco, Inc., Class A	6,493	135,899
*	American Superconductor Corp.	9,413	116,251
*	American Woodmark Corp.	4,726	435,170
	AMETEK, Inc.	34,279	5,987,170
*	API Group Corp.	99,820	3,850,057
	Apogee Enterprises, Inc.	8,543	527,787
	Applied Industrial Technologies, Inc.	13,457	2,465,995
	ArcBest Corp.	6,940	769,715
	Arcosa, Inc.	8,448	642,217
	Argan, Inc.	6,356	383,013
	Armstrong World Industries, Inc.	7,400	850,112
#*	Array Technologies, Inc.	5,449	67,241
*	ASGN, Inc.	24,679	2,380,290
	Astec Industries, Inc.	9,809	410,016
*	Astronics Corp.	12,713	213,197
*	Astronics Corp., Class B	988	16,643
*	Asure Software, Inc.	1,020	7,538
	Atkore, Inc.	21,145	3,706,719
	Automatic Data Processing, Inc.	79,540	19,239,931
*	AZEK Co., Inc.	27,132	1,238,304
	AZZ, Inc.	10,432	747,244
	Barnes Group, Inc.	17,289	600,274
	Barrett Business Services, Inc.	4,200	510,300
*	Beacon Roofing Supply, Inc.	40,242	3,965,044
	BGSF, Inc.	2,055	17,611
#*	Blue Bird Corp.	7,351	242,252
*	BlueLinx Holdings, Inc.	5,699	625,009
	Boise Cascade Co.	19,523	2,582,307
	Booz Allen Hamilton Holding Corp.	49,128	7,254,732
	Brady Corp., Class A	5,547	327,273
*	BrightView Holdings, Inc.	24,550	276,188
	Brink’s Co.	14,105	1,233,623
	Broadridge Financial Solutions, Inc.	26,587	5,142,192
*	Builders FirstSource, Inc.	86,070	15,735,317
	BWX Technologies, Inc.	31,813	3,046,731
*	CACI International, Inc., Class A	11,545	4,643,745
	Carlisle Cos., Inc.	12,977	5,038,320
	Carrier Global Corp.	200,109	12,304,702
	Caterpillar, Inc.	96,606	32,321,469
*	CBIZ, Inc.	18,727	1,332,988
*	CECO Environmental Corp.	6,415	138,692
	CH Robinson Worldwide, Inc.	52,633	3,736,943
#*	Chart Industries, Inc.	1,018	146,653
*	Cimpress PLC	6,169	526,031

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Cintas Corp.	9,273	$6,104,787
	Civeo Corp.	1,011	23,475
#*	Clarivate PLC	237,151	1,603,141
*	Clean Harbors, Inc.	7,000	1,326,150
	Columbus McKinnon Corp.	15,161	625,694
	Comfort Systems USA, Inc.	21,453	6,637,773
*	Commercial Vehicle Group, Inc.	4,998	30,038
	Concentrix Corp.	17,435	953,171
*	Conduent, Inc.	126,948	399,886
*	Construction Partners, Inc., Class A	13,366	690,220
	Copa Holdings SA, Class A	1,674	159,867
*	Copart, Inc.	108,623	5,899,315
*	Core & Main, Inc., Class A	48,523	2,740,094
	Covenant Logistics Group, Inc.	3,969	179,359
	CRA International, Inc.	3,712	538,574
	Crane Co.	19,929	2,790,259
	CSG Systems International, Inc.	13,761	650,070
	CSW Industrials, Inc.	2,666	633,495
	CSX Corp.	135,577	4,503,868
	Cummins, Inc.	31,008	8,759,450
	Curtiss-Wright Corp.	14,543	3,685,487
#*	Dayforce, Inc.	46,262	2,839,099
	Deere & Co.	53,725	21,028,502
	Deluxe Corp.	14,464	285,664
*	Distribution Solutions Group, Inc.	1,758	57,961
*	DLH Holdings Corp.	2,603	27,644
*	DNOW, Inc.	62,622	883,596
	Donaldson Co., Inc.	41,807	3,018,465
	Douglas Dynamics, Inc.	9,728	220,242
	Dover Corp.	32,492	5,825,816
*	Driven Brands Holdings, Inc.	14,793	211,984
*	Ducommun, Inc.	6,150	332,654
	Dun & Bradstreet Holdings, Inc.	145,029	1,319,764
*	DXP Enterprises, Inc.	8,736	425,967
*	Dycom Industries, Inc.	11,258	1,576,345
	Eastern Co.	406	12,907
	Eaton Corp. PLC	48,798	15,530,451
	EMCOR Group, Inc.	21,238	7,585,576
	Emerson Electric Co.	53,871	5,806,216
	Encore Wire Corp.	9,446	2,638,835
*	Energy Recovery, Inc.	15,444	230,116
	Enerpac Tool Group Corp.	19,790	705,118
	EnerSys	12,751	1,153,328
	Ennis, Inc.	9,841	195,836
	Enpro, Inc.	7,949	1,193,383
*	Enviri Corp.	18,453	143,564
#	Equifax, Inc.	37,994	8,365,899
	Esab Corp.	16,712	1,769,467
	ESCO Technologies, Inc.	10,261	1,040,978
#	EVI Industries, Inc.	546	11,204
*	ExlService Holdings, Inc.	46,580	1,350,820
	Expeditors International of Washington, Inc.	74,296	8,269,888
	Exponent, Inc.	17,890	1,644,270
	Fastenal Co.	120,564	8,191,118
	Federal Signal Corp.	20,957	1,703,804
	FedEx Corp.	31,108	8,143,452
	Ferguson PLC	51,976	10,909,762
	First Advantage Corp.	12,263	199,887
	Flowserve Corp.	50,725	2,392,191

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Fluor Corp.	80,455	$3,244,750
*	Forrester Research, Inc.	6,479	117,853
	Fortive Corp.	62,984	4,740,806
	Fortune Brands Innovations, Inc.	54,020	3,948,862
#	Forward Air Corp.	5,320	117,146
*	Franklin Covey Co.	1,000	38,940
	Franklin Electric Co., Inc.	16,186	1,558,226
*	FTI Consulting, Inc.	11,305	2,417,348
*	Gates Industrial Corp. PLC	50,501	889,828
	GATX Corp.	12,483	1,527,420
*	GE Vernova, Inc.	23,807	3,659,374
*	Gencor Industries, Inc.	1,295	21,976
*	Generac Holdings, Inc.	13,339	1,813,570
	General Dynamics Corp.	36,473	10,471,034
	General Electric Co.	95,229	15,409,957
	Genpact Ltd.	65,648	2,018,020
*	Gibraltar Industries, Inc.	11,471	819,718
	Global Industrial Co.	13,866	533,980
*	GMS, Inc.	23,585	2,182,084
	Gorman-Rupp Co.	10,775	357,407
	Graco, Inc.	41,819	3,353,884
#	GrafTech International Ltd.	53,430	91,900
*	Graham Corp.	890	24,778
	Granite Construction, Inc.	11,223	622,877
*	Great Lakes Dredge & Dock Corp.	24,151	159,397
	Greenbrier Cos., Inc.	14,859	733,886
	Griffon Corp.	11,346	743,390
*	GXO Logistics, Inc.	30,006	1,490,098
	H&E Equipment Services, Inc.	18,812	908,431
*	Hayward Holdings, Inc.	42,331	574,855
*	Healthcare Services Group, Inc.	14,378	152,694
	Heartland Express, Inc.	21,648	215,181
	HEICO Corp.	6,380	1,323,212
	HEICO Corp., Class A	10,599	1,757,844
	Heidrick & Struggles International, Inc.	16,069	473,714
	Helios Technologies, Inc.	10,966	494,567
	Herc Holdings, Inc.	13,754	1,967,235
	Hexcel Corp.	22,960	1,474,262
	Hillenbrand, Inc.	30,207	1,441,478
*	Hillman Solutions Corp.	4,928	47,112
	HNI Corp.	27,994	1,174,348
	Honeywell International, Inc.	54,569	10,517,083
	Howmet Aerospace, Inc.	44,416	2,964,768
	Hub Group, Inc., Class A	30,558	1,229,043
	Hubbell, Inc.	14,120	5,231,742
*	Hudson Technologies, Inc.	5,879	58,320
	Huntington Ingalls Industries, Inc.	15,881	4,397,925
	Hurco Cos., Inc.	600	10,860
*	Huron Consulting Group, Inc.	15,259	1,422,749
	Hyster-Yale Materials Handling, Inc.	4,600	269,422
	ICF International, Inc.	11,598	1,673,475
	IDEX Corp.	13,064	2,880,089
*	IES Holdings, Inc.	5,100	689,112
	Illinois Tool Works, Inc.	44,756	10,925,387
	Ingersoll Rand, Inc.	57,599	5,375,139
	Insperity, Inc.	15,143	1,558,669
	Insteel Industries, Inc.	8,702	279,334
	Interface, Inc.	26,096	399,008
	ITT, Inc.	34,285	4,434,422

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Jacobs Solutions, Inc.	37,892	$5,438,639
#*	Janus International Group, Inc.	12,423	179,015
	JB Hunt Transport Services, Inc.	17,290	2,810,835
*	JELD-WEN Holding, Inc.	25,161	515,801
	John Bean Technologies Corp.	14,222	1,267,038
	Johnson Controls International PLC	103,866	6,758,561
	Kadant, Inc.	3,538	968,669
	KBR, Inc.	70,863	4,601,843
	Kelly Services, Inc., Class A	41,047	941,618
	Kennametal, Inc.	23,829	560,696
	Kforce, Inc.	10,903	673,369
*	Kirby Corp.	13,118	1,431,567
	Knight-Swift Transportation Holdings, Inc.	26,733	1,235,867
	Korn Ferry	38,795	2,355,632
*	Kratos Defense & Security Solutions, Inc.	47,526	846,913
*	L B Foster Co., Class A	1,777	41,315
	L3Harris Technologies, Inc.	30,101	6,443,119
	Landstar System, Inc.	9,232	1,610,153
*	Legalzoom.com, Inc.	19,387	231,675
	Leidos Holdings, Inc.	40,662	5,701,626
	Lennox International, Inc.	8,078	3,743,507
	Lincoln Electric Holdings, Inc.	15,261	3,350,247
	Lindsay Corp.	2,870	333,351
*	Liquidity Services, Inc.	12,769	220,393
	LSI Industries, Inc.	6,466	94,404
*	Manitex International, Inc.	3,706	19,308
*	Manitowoc Co., Inc.	25,263	305,682
	ManpowerGroup, Inc.	28,144	2,123,465
	Marten Transport Ltd.	18,264	309,027
	Masco Corp.	36,846	2,522,109
*	Masonite International Corp.	3,084	408,784
*	MasTec, Inc.	29,617	2,626,732
*	Masterbrand, Inc.	54,020	900,513
*	Matrix Service Co.	11,781	132,654
	Matson, Inc.	7,707	830,660
	Matthews International Corp., Class A	11,726	316,367
	Maximus, Inc.	24,470	1,964,452
*	Mayville Engineering Co., Inc.	2,139	29,433
	McGrath RentCorp.	13,124	1,399,806
*	Mercury Systems, Inc.	21,623	609,769
*	Middleby Corp.	19,200	2,668,224
	Miller Industries, Inc.	3,803	185,244
	MillerKnoll, Inc.	33,151	843,030
*	Mistras Group, Inc.	7,899	69,116
*	Montrose Environmental Group, Inc.	7,569	328,646
	Moog, Inc., Class A	11,052	1,758,042
*	MRC Global, Inc.	50,709	569,462
	MSA Safety, Inc.	12,027	2,169,671
	MSC Industrial Direct Co., Inc., Class A	21,806	1,989,579
	Mueller Industries, Inc.	32,074	1,790,371
	Mueller Water Products, Inc., Class A	34,298	543,280
*	MYR Group, Inc.	7,511	1,248,704
*	NEXTracker, Inc., Class A	20,088	859,566
	Nordson Corp.	11,289	2,914,707
	Northrop Grumman Corp.	16,085	7,801,708
*	Northwest Pipe Co.	1,100	34,815
*	NV5 Global, Inc.	6,640	619,114
	nVent Electric PLC	59,476	4,286,435
	Old Dominion Freight Line, Inc.	21,142	3,841,713

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Omega Flex, Inc.	391	$25,908
*	OPENLANE, Inc.	54,148	930,263
	Oshkosh Corp.	24,608	2,762,740
	Otis Worldwide Corp.	54,344	4,956,173
	PACCAR, Inc.	128,694	13,655,720
*	PAM Transportation Services, Inc.	6,042	103,499
	Park Aerospace Corp.	14,265	203,562
	Parker-Hannifin Corp.	19,878	10,831,721
	Park-Ohio Holdings Corp.	3,500	89,355
*	Parsons Corp.	51,875	4,072,706
	Paychex, Inc.	63,019	7,487,287
	Paycom Software, Inc.	7,995	1,502,900
	Paycor HCM, Inc.	9,552	165,918
*	Paylocity Holding Corp.	8,247	1,279,605
	Pentair PLC	53,787	4,254,014
#	Pitney Bowes, Inc.	57,843	246,411
#*	Plug Power, Inc.	72,728	168,002
	Powell Industries, Inc.	8,550	1,222,650
	Preformed Line Products Co.	1,786	216,160
	Primoris Services Corp.	25,253	1,176,790
*	Proto Labs, Inc.	7,800	237,744
	Quad/Graphics, Inc.	7,409	33,266
	Quanex Building Products Corp.	7,566	251,343
	Quanta Services, Inc.	27,412	7,087,647
*	Radiant Logistics, Inc.	10,535	52,043
*	RBC Bearings, Inc.	4,016	982,113
#*	RCM Technologies, Inc.	4,300	81,485
	Regal Rexnord Corp.	15,264	2,463,152
*	Resideo Technologies, Inc.	74,023	1,445,669
	Resources Connection, Inc.	16,615	183,596
	REV Group, Inc.	27,233	595,313
	Robert Half, Inc.	66,571	4,602,719
#*	Rocket Lab USA, Inc.	71,923	270,430
	Rockwell Automation, Inc.	22,158	6,003,932
	Rollins, Inc.	38,571	1,718,724
	RTX Corp.	175,840	17,851,277
	Rush Enterprises, Inc., Class A	31,770	1,395,338
	Rush Enterprises, Inc., Class B	9,332	381,772
*	RXO, Inc.	28,710	542,906
	Ryder System, Inc.	13,664	1,664,958
*	Saia, Inc.	5,802	2,302,408
	Schneider National, Inc., Class B	24,897	514,870
	Science Applications International Corp.	33,243	4,278,374
	Sensata Technologies Holding PLC	42,595	1,631,814
#*	Shoals Technologies Group, Inc., Class A	23,318	197,037
	Shyft Group, Inc.	9,151	99,563
	Simpson Manufacturing Co., Inc.	4,355	757,291
*	SiteOne Landscape Supply, Inc.	15,733	2,468,350
	Snap-on, Inc.	11,496	3,080,468
*	SP Plus Corp.	4,453	227,370
*	SPX Technologies, Inc.	14,335	1,746,146
	SS&C Technologies Holdings, Inc.	52,452	3,246,254
	Standex International Corp.	4,182	722,984
	Stanley Black & Decker, Inc.	27,187	2,484,892
	Steelcase, Inc., Class A	43,039	517,759
*	Stericycle, Inc.	22,332	998,910
*	Sterling Infrastructure, Inc.	12,473	1,267,257
*	Stratasys Ltd.	57,076	554,779
#*	Sunrun, Inc.	68,635	706,254

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	TaskUS, Inc., Class A	2,310	$26,473
#	Tecnoglass, Inc.	8,988	499,283
	Tennant Co.	5,214	607,327
	Terex Corp.	25,302	1,418,177
	Tetra Tech, Inc.	14,065	2,738,737
	Textron, Inc.	40,523	3,427,841
*	Thermon Group Holdings, Inc.	16,554	528,569
	Timken Co.	24,186	2,157,875
*	Titan International, Inc.	40,500	446,310
*	Titan Machinery, Inc.	12,204	271,661
#	Toro Co.	31,583	2,766,355
	Trane Technologies PLC	38,481	12,211,561
*	Transcat, Inc.	923	99,103
	TransDigm Group, Inc.	6,038	7,535,605
	TransUnion	51,099	3,730,227
*	Trex Co., Inc.	18,825	1,666,954
	TriNet Group, Inc.	16,078	1,613,749
	Trinity Industries, Inc.	49,407	1,285,570
*	Triumph Group, Inc.	38,819	518,622
*	TrueBlue, Inc.	26,951	280,829
	TTEC Holdings, Inc.	16,398	119,377
*	Tutor Perini Corp.	27,914	464,210
	Twin Disc, Inc.	3,200	51,456
*	Uber Technologies, Inc.	121,885	8,077,319
	UFP Industries, Inc.	15,953	1,797,903
#*	U-Haul Holding Co.	9,888	625,218
	U-Haul Holding Co.	86,917	5,329,750
*	Ultralife Corp.	1,376	16,099
	UniFirst Corp.	5,617	899,450
	United Parcel Service, Inc., Class B	69,974	10,319,766
	United Rentals, Inc.	23,892	15,959,617
	Universal Logistics Holdings, Inc.	7,757	346,583
*	Upwork, Inc.	34,442	402,971
*	V2X, Inc.	3,988	193,737
	Valmont Industries, Inc.	4,853	993,894
	Veralto Corp.	23,358	2,188,177
	Verisk Analytics, Inc.	53,470	11,654,321
*	Verra Mobility Corp.	74,744	1,762,464
	Vertiv Holdings Co., Class A	63,297	5,886,621
	Vestis Corp.	30,696	565,420
*	Viad Corp.	2,443	84,235
*	Vicor Corp.	3,380	109,444
	VSE Corp.	5,608	437,817
	Wabash National Corp.	16,346	377,756
#	Watsco, Inc.	9,649	4,320,050
	Watts Water Technologies, Inc., Class A	9,849	1,954,633
	Werner Enterprises, Inc.	17,025	582,255
	WESCO International, Inc.	22,601	3,452,303
	Westinghouse Air Brake Technologies Corp.	37,639	6,062,890
*	Willdan Group, Inc.	8,900	250,891
*	Willis Lease Finance Corp.	474	23,041
*	WillScot Mobile Mini Holdings Corp.	78,050	2,884,728
	Woodward, Inc.	14,250	2,313,630
	WW Grainger, Inc.	18,655	17,187,784
#*	Xometry, Inc., Class A	14,888	266,049
*	XPO, Inc.	28,710	3,085,177
	Xylem, Inc.	40,255	5,261,329
	Zurn Elkay Water Solutions Corp.	8,102	253,431

TOTAL INDUSTRIALS			883,462,749

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (23.1%)
	A10 Networks, Inc.	19,143	$250,008
	Accenture PLC, Class A	90,040	27,093,936
*	ACI Worldwide, Inc.	40,380	1,376,958
	Adeia, Inc.	45,448	447,208
*	Adobe, Inc.	53,343	24,688,741
	Advanced Energy Industries, Inc.	10,887	1,043,410
*	Advanced Micro Devices, Inc.	157,141	24,887,992
*	Akamai Technologies, Inc.	18,859	1,903,439
*	Alarm.com Holdings, Inc.	12,390	823,935
*	Alkami Technology, Inc.	1,920	46,214
*	Altair Engineering, Inc., Class A	466	37,490
	Amdocs Ltd.	34,245	2,876,238
	American Software, Inc., Class A	10,000	101,100
	Amphenol Corp., Class A	48,137	5,813,505
*	Amtech Systems, Inc.	2,892	13,939
	Analog Devices, Inc.	30,539	6,126,429
*	ANSYS, Inc.	2,857	928,182
#*	Appfolio, Inc., Class A	3,060	693,947
	Apple, Inc.	1,776,476	302,587,157
	Applied Materials, Inc.	122,619	24,358,264
#*	AppLovin Corp., Class A	50,092	3,534,992
*	Arista Networks, Inc.	27,089	6,949,954
*	Arrow Electronics, Inc.	31,698	4,046,884
*	Aspen Technology, Inc.	12,227	2,407,129
*	Atlassian Corp., Class A	3,158	544,123
#*	Aurora Innovation, Inc.	61,400	170,385
*	Autodesk, Inc.	30,824	6,560,888
*	AvePoint, Inc.	9,348	72,634
*	Aviat Networks, Inc.	3,288	109,984
	Avnet, Inc.	53,232	2,601,448
	Badger Meter, Inc.	5,299	969,293
	Bel Fuse, Inc., Class B	1,539	90,370
	Belden, Inc.	6,879	559,056
	Benchmark Electronics, Inc.	15,479	467,621
#	Bentley Systems, Inc., Class B	19,807	1,040,462
*	Bill Holdings, Inc.	21,164	1,319,787
*	Blackbaud, Inc.	13,856	1,079,660
*	Box, Inc., Class A	43,941	1,143,345
	Broadcom, Inc.	74,684	97,109,365
*	Cadence Design Systems, Inc.	28,534	7,864,826
*	Calix, Inc.	17,025	472,103
#*	Cambium Networks Corp.	7,569	25,659
*	CCC Intelligent Solutions Holdings, Inc.	48,853	548,131
	CDW Corp.	30,781	7,444,693
*	Cerence, Inc.	21,011	191,410
*	Ciena Corp.	46,874	2,166,985
*	Cirrus Logic, Inc.	16,433	1,455,471
	Cisco Systems, Inc.	538,922	25,318,556
#*	Clearfield, Inc.	2,900	87,348
*	Cloudflare, Inc., Class A	1,245	108,813
	Cognex Corp.	24,581	1,021,095
	Cognizant Technology Solutions Corp., Class A	97,526	6,405,508
*	Cognyte Software Ltd.	3,500	23,870
*	Cohu, Inc.	21,755	659,612
*	CommVault Systems, Inc.	9,409	964,140
*	Comtech Telecommunications Corp.	16,490	31,001
#*	Confluent, Inc., Class A	26,232	737,644
*	Consensus Cloud Solutions, Inc.	5,537	64,451
*	Corsair Gaming, Inc.	7,782	86,380

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Credo Technology Group Holding Ltd.	6,402	$114,404
*	Crowdstrike Holdings, Inc., Class A	5,896	1,724,816
#*	CS Disco, Inc.	1,377	10,396
#*	Daily Journal Corp.	490	164,248
*	Daktronics, Inc.	27,724	261,992
*	Datadog, Inc., Class A	12,787	1,604,769
	Dell Technologies, Inc., Class C	37,645	4,692,073
*	Digi International, Inc.	28,450	872,277
#*»	Digital Turbine, Inc.	25,058	47,861
#*	DigitalOcean Holdings, Inc.	11,515	378,383
*	DocuSign, Inc.	11,679	661,031
	Dolby Laboratories, Inc., Class A	14,978	1,163,191
*	DoubleVerify Holdings, Inc.	19,217	563,058
*	Dropbox, Inc., Class A	60,938	1,411,324
*	DXC Technology Co.	60,576	1,180,626
*	Dynatrace, Inc.	37,766	1,711,177
*	E2open Parent Holdings, Inc.	22,564	109,435
#*	Eastman Kodak Co.	16,868	75,906
*	eGain Corp.	5,400	33,534
#*	Elastic NV	8,181	836,262
	Entegris, Inc.	3,617	480,772
	Envestnet, Inc.	16,573	1,028,686
*	EPAM Systems, Inc.	7,485	1,760,921
*	ePlus, Inc.	10,129	778,718
*	Extreme Networks, Inc.	33,960	380,352
*	F5, Inc.	18,340	3,031,785
*	Fabrinet	227	39,287
*	Fair Isaac Corp.	4,835	5,479,651
*	FARO Technologies, Inc.	8,629	161,794
#*	Fastly, Inc., Class A	59,291	750,031
*	Five9, Inc.	5,368	309,036
*	Flex Ltd.	115,328	3,304,147
*	FormFactor, Inc.	24,905	1,110,514
*	Fortinet, Inc.	90,979	5,748,053
*	Frequency Electronics, Inc.	1,723	16,541
*	Freshworks, Inc., Class A	33,878	604,722
*	Gartner, Inc.	15,549	6,415,362
	Gen Digital, Inc.	158,333	3,188,827
*	Gitlab, Inc., Class A	14,337	752,262
*	Globant SA	17,216	3,074,605
*	GoDaddy, Inc., Class A	29,862	3,654,512
*	Grid Dynamics Holdings, Inc.	12,934	126,365
*	Guidewire Software, Inc.	13,703	1,512,811
	Hackett Group, Inc.	10,466	227,008
*	Harmonic, Inc.	31,429	337,547
*	HashiCorp, Inc., Class A	2,827	91,764
	Hewlett Packard Enterprise Co.	247,770	4,212,090
	HP, Inc.	155,240	4,360,692
*	HubSpot, Inc.	3,347	2,024,500
*	Ichor Holdings Ltd.	17,681	685,669
*	Identiv, Inc.	2,402	12,106
	Immersion Corp.	17,100	124,317
#*	indie Semiconductor, Inc., Class A	9,228	51,861
#*	Infinera Corp.	15,658	75,472
#*	Informatica, Inc., Class A	12,363	382,882
	Information Services Group, Inc.	10,339	34,842
#*	Insight Enterprises, Inc.	15,303	2,793,869
	Intel Corp.	434,507	13,239,428
#	InterDigital, Inc.	14,728	1,454,095

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	International Business Machines Corp.	161,754	$26,883,515
*	Intevac, Inc.	1,900	8,037
	Intuit, Inc.	28,354	17,738,829
*	Iteris, Inc.	2,900	12,992
*	Itron, Inc.	15,418	1,420,306
*	Jamf Holding Corp.	19,352	376,783
*	JFrog Ltd.	15,475	617,143
*	Keysight Technologies, Inc.	29,912	4,425,181
*	Kimball Electronics, Inc.	1,207	25,263
	KLA Corp.	23,419	16,142,483
*	Knowles Corp.	5,403	85,529
	Kulicke & Soffa Industries, Inc.	16,980	785,834
*	KVH Industries, Inc.	1,119	5,371
*	Kyndryl Holdings, Inc.	48,271	949,008
	Lam Research Corp.	21,505	19,234,287
*	Lantronix, Inc.	3,255	12,239
#*	Lattice Semiconductor Corp.	13,590	932,274
*	LGL Group, Inc.	400	2,280
*	LiveRamp Holdings, Inc.	26,184	840,768
*	Lumentum Holdings, Inc.	13,312	582,533
#*	Luna Innovations, Inc.	2,774	5,714
*	Magnachip Semiconductor Corp.	3,441	17,274
*	Manhattan Associates, Inc.	11,871	2,446,138
*	Marathon Digital Holdings, Inc.	12,129	194,792
	Marvell Technology, Inc.	89,246	5,882,204
*	Matterport, Inc.	115,259	530,191
*	MaxLinear, Inc.	21,271	442,224
	Microsoft Corp.	512,070	199,364,213
#*	Mitek Systems, Inc.	11,112	140,345
#	MKS Instruments, Inc.	6,367	757,546
*	Model N, Inc.	3,029	89,810
#*	MongoDB, Inc.	4,024	1,469,484
	Monolithic Power Systems, Inc.	5,010	3,353,343
	Motorola Solutions, Inc.	18,324	6,214,585
	M-Tron Industries, Inc.	200	5,552
*	N-able, Inc.	41,202	505,137
	Napco Security Technologies, Inc.	5,808	236,386
*	nCino, Inc.	4,023	117,311
*	NCR Voyix Corp.	48,969	599,870
	NetApp, Inc.	48,439	4,950,950
*	NETGEAR, Inc.	16,004	236,539
*	NetScout Systems, Inc.	35,186	677,682
*	Novanta, Inc.	5,486	858,559
*	Nutanix, Inc., Class A	36,058	2,188,721
	NVIDIA Corp.	336,121	290,415,266
*	Okta, Inc.	30,706	2,855,044
*	Olo, Inc., Class A	54,030	259,344
	ON24, Inc.	11,470	75,587
*	OneSpan, Inc.	27,796	300,753
	Oracle Corp.	207,914	23,650,218
*	OSI Systems, Inc.	2,199	289,037
*	Palantir Technologies, Inc., Class A	104,386	2,293,360
*	Palo Alto Networks, Inc.	36,764	10,694,280
#*	PAR Technology Corp.	2,565	108,448
	PC Connection, Inc.	12,067	747,792
*	PDF Solutions, Inc.	9,700	291,776
	Pegasystems, Inc.	1,118	66,432
*	Perficient, Inc.	9,964	470,899
*	Photronics, Inc.	20,910	573,143

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Plexus Corp.	5,430	$548,484
	Power Integrations, Inc.	13,516	901,788
#*	PowerSchool Holdings, Inc., Class A	40,307	698,117
	Procore Technologies, Inc.	12,435	850,803
	Progress Software Corp.	20,683	1,030,427
*	PTC, Inc.	18,579	3,296,658
*	Pure Storage, Inc., Class A	52,181	2,629,922
#*	Q2 Holdings, Inc.	4,086	209,980
	QUALCOMM, Inc.	199,612	33,105,650
*	Qualys, Inc.	10,551	1,729,414
*	Rambus, Inc.	24,838	1,361,619
*	Ribbon Communications, Inc.	5,500	17,435
	Richardson Electronics Ltd.	500	5,265
*	Rimini Street, Inc.	8,000	21,280
	Roper Technologies, Inc.	10,925	5,587,701
	Salesforce, Inc.	69,881	18,793,796
*	Samsara, Inc., Class A	1,200	41,916
	Sapiens International Corp. NV	13,958	429,906
*	ScanSource, Inc.	14,545	605,363
*	SecureWorks Corp., Class A	1,149	6,997
#*	Semtech Corp.	3,182	119,707
*	SentinelOne, Inc., Class A	66,747	1,410,364
*	ServiceNow, Inc.	8,494	5,889,145
*	SigmaTron International, Inc.	497	2,107
*	Silicon Laboratories, Inc.	6,702	814,226
*	SiTime Corp.	2,366	210,858
	Skyworks Solutions, Inc.	11,894	1,267,781
#*	SmartRent, Inc.	33,940	78,741
#*	SolarEdge Technologies, Inc.	958	56,187
	SolarWinds Corp.	53,126	585,449
*	SoundThinking, Inc.	2,086	27,869
#*	Sprinklr, Inc., Class A	20,245	236,664
*	SPS Commerce, Inc.	6,903	1,200,225
*	Super Micro Computer, Inc.	19,450	16,703,660
*	Synaptics, Inc.	14,411	1,296,414
*	Synopsys, Inc.	12,955	6,873,793
	TD SYNNEX Corp.	24,685	2,908,880
	TE Connectivity Ltd.	10,813	1,529,823
*	Teledyne Technologies, Inc.	6,892	2,629,160
*	Telos Corp.	10,632	36,574
*	Teradata Corp.	28,040	1,040,284
	Teradyne, Inc.	37,120	4,317,798
*	TransAct Technologies, Inc.	300	1,605
*	Trimble, Inc.	54,188	3,255,073
*	Turtle Beach Corp.	4,179	58,924
*	Twilio, Inc., Class A	47,937	2,870,468
*	Tyler Technologies, Inc.	5,455	2,517,755
*	UiPath, Inc., Class A	108,428	2,056,879
*	Ultra Clean Holdings, Inc.	8,600	359,738
*	Unisys Corp.	27,940	151,714
#*	Unity Software, Inc.	83,790	2,033,583
	Universal Display Corp.	11,415	1,803,342
*	Upland Software, Inc.	5,855	12,647
*	Varonis Systems, Inc.	6,877	300,869
*	Verint Systems, Inc.	29,352	888,779
*	VeriSign, Inc.	8,020	1,359,230
*	Vertex, Inc., Class A	2,814	81,972
#*	Viasat, Inc.	15,788	251,187
*	Viavi Solutions, Inc.	70,749	558,917

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Vishay Precision Group, Inc.	335	$11,055
	Vontier Corp.	60,322	2,450,883
*	Workday, Inc., Class A	9,527	2,331,543
	Xerox Holdings Corp.	51,791	688,302
*	Xperi, Inc.	22,459	236,044
*	Zebra Technologies Corp., Class A	6,311	1,985,188
*	Zoom Video Communications, Inc., Class A	27,323	1,669,435

TOTAL INFORMATION TECHNOLOGY			1,508,487,793

MATERIALS — (2.9%)
#	Albemarle Corp.	18,782	2,259,662
	Amcor PLC	408,045	3,647,922
	American Vanguard Corp.	18,721	213,232
	AptarGroup, Inc.	26,980	3,895,372
#*	Arcadium Lithium PLC	98,698	434,271
	Ashland, Inc.	20,925	1,994,780
*	Aspen Aerogels, Inc.	5,865	91,846
#*	ATI, Inc.	43,216	2,579,995
	Avery Dennison Corp.	25,352	5,508,483
	Avient Corp.	48,933	2,075,738
*	Axalta Coating Systems Ltd.	120,982	3,803,674
	Balchem Corp.	10,731	1,517,149
	Ball Corp.	75,649	5,262,901
	Berry Global Group, Inc.	67,658	3,832,149
#*	Bioceres Crop Solutions Corp.	1,600	18,880
	Carpenter Technology Corp.	16,221	1,390,140
	Celanese Corp.	16,623	2,553,459
*	Clearwater Paper Corp.	3,528	158,901
*	Coeur Mining, Inc.	78,459	354,635
	Commercial Metals Co.	49,157	2,641,697
#	Compass Minerals International, Inc.	18,479	230,064
	Corteva, Inc.	117,661	6,368,990
	Crown Holdings, Inc.	53,890	4,422,752
	DuPont de Nemours, Inc.	74,817	5,424,232
	Eastman Chemical Co.	4,501	425,074
	Ecolab, Inc.	31,027	7,016,756
	Element Solutions, Inc.	146,782	3,395,068
	FMC Corp.	37,642	2,221,254
	Gatos Silver, Inc.	4,295	41,103
	Graphic Packaging Holding Co.	107,332	2,774,532
	Greif, Inc., Class A	13,296	814,779
	Greif, Inc., Class B	1,339	83,661
	Hawkins, Inc.	9,154	693,599
	Haynes International, Inc.	1,492	89,744
	HB Fuller Co.	22,634	1,690,986
	Hecla Mining Co.	234,493	1,109,152
	Huntsman Corp.	71,820	1,713,625
*	Ingevity Corp.	8,256	422,212
	Innospec, Inc.	11,478	1,377,360
	International Flavors & Fragrances, Inc.	44,004	3,724,939
	International Paper Co.	26,648	931,081
*	Intrepid Potash, Inc.	3,405	68,509
*	Knife River Corp.	11,510	899,967
	Koppers Holdings, Inc.	11,236	576,182
	Louisiana-Pacific Corp.	24,004	1,756,853
	LyondellBasell Industries NV, Class A	39,136	3,912,426
	Materion Corp.	5,029	578,033
	Mercer International, Inc.	40,641	411,693
*	Metallus, Inc.	11,300	232,328

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	19,030	$1,387,097
	Mosaic Co.	77,003	2,417,124
#*	MP Materials Corp.	32,636	522,176
	Myers Industries, Inc.	11,436	250,448
	NewMarket Corp.	4,416	2,326,879
	Newmont Corp.	82,415	3,349,346
	Northern Technologies International Corp.	2,004	35,471
	Nucor Corp.	76,049	12,816,538
	Olympic Steel, Inc.	4,498	285,938
	Packaging Corp. of America	18,668	3,229,191
	Pactiv Evergreen, Inc.	3,448	52,547
	Perimeter Solutions SA	12,710	88,970
	PPG Industries, Inc.	60,349	7,785,021
	Quaker Chemical Corp.	2,409	449,351
	Radius Recycling, Inc.	14,549	253,444
*	Ranpak Holdings Corp.	36,179	261,936
	Reliance, Inc.	34,227	9,745,111
††	Resolute Forest Products, Inc.	1,960	2,783
	Royal Gold, Inc.	27,505	3,304,176
	RPM International, Inc.	37,574	4,017,036
	Ryerson Holding Corp.	30,188	861,867
	Sealed Air Corp.	37,703	1,186,890
	Sensient Technologies Corp.	12,748	933,409
	Sherwin-Williams Co.	55,695	16,686,779
	Silgan Holdings, Inc.	48,162	2,247,239
	Sonoco Products Co.	41,200	2,309,260
	Steel Dynamics, Inc.	43,275	5,630,943
	Stepan Co.	11,634	965,506
	Sylvamo Corp.	3,221	201,312
	TriMas Corp.	11,695	303,953
	Trinseo PLC	4,451	11,617
	Vulcan Materials Co.	16,733	4,310,923
	Worthington Steel, Inc.	23,049	709,679

TOTAL MATERIALS			186,581,800

REAL ESTATE — (0.3%)
*	Anywhere Real Estate, Inc.	29,618	143,944
*	CBRE Group, Inc., Class A	64,518	5,605,969
*	CoStar Group, Inc.	70,618	6,463,666
	Cushman & Wakefield PLC	93,135	898,753
*	Forestar Group, Inc.	10,714	332,027
*	FRP Holdings, Inc.	1,026	31,098
*	Howard Hughes Holdings, Inc.	12,620	822,319
*	Jones Lang LaSalle, Inc.	17,910	3,236,337
	Marcus & Millichap, Inc.	13,033	412,755
*	Maui Land & Pineapple Co., Inc.	7,404	144,230
	Newmark Group, Inc., Class A	41,050	392,849
*	Opendoor Technologies, Inc.	192,775	383,622
*	Rafael Holdings, Inc., Class B	781	1,242
	RE/MAX Holdings, Inc., Class A	6,670	46,823
	RMR Group, Inc., Class A	4,376	103,799
	St. Joe Co.	3,317	189,732
*	Stratus Properties, Inc.	321	7,280
	Zillow Group, Inc., Class A	15,795	663,390
*	Zillow Group, Inc., Class C	44,978	1,914,713

TOTAL REAL ESTATE			21,794,548

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (0.8%)
	American States Water Co.	16,212	$1,148,458
	American Water Works Co., Inc.	39,837	4,872,862
	Atmos Energy Corp.	19,892	2,345,267
#	Avangrid, Inc.	17,764	648,919
#	Brookfield Renewable Corp., Class A	65,411	1,520,152
	California Water Service Group	24,812	1,218,765
	Chesapeake Utilities Corp.	3,888	411,623
	Clearway Energy, Inc., Class A	5,815	126,244
	Clearway Energy, Inc., Class C	10,478	244,976
	Consolidated Edison, Inc.	54,591	5,153,390
	Consolidated Water Co. Ltd.	2,963	75,408
	Constellation Energy Corp.	34,829	6,476,104
	Edison International.	65,841	4,678,661
	Essential Utilities, Inc.	67,432	2,466,663
	Eversource Energy	73,375	4,447,992
	Exelon Corp.	72,515	2,725,114
	Genie Energy Ltd., Class B	8,450	129,201
	Global Water Resources, Inc.	1,296	15,863
	Middlesex Water Co.	7,528	381,820
	New Jersey Resources Corp.	60,046	2,623,410
	Northwest Natural Holding Co.	17,207	656,447
	ONE Gas, Inc.	18,334	1,182,910
	Ormat Technologies, Inc.	29,892	1,908,006
	Public Service Enterprise Group, Inc.	16,965	1,171,942
*	Pure Cycle Corp.	16,610	158,459
	SJW Group	15,217	828,566
	Southwest Gas Holdings, Inc.	24,550	1,831,921
	Spire, Inc.	17,762	1,097,514
#*	Sunnova Energy International, Inc.	83,726	352,486
	UGI Corp.	71,703	1,832,729
	Unitil Corp.	4,502	229,332
	York Water Co.	1,961	69,635

TOTAL UTILITIES			53,030,839

TOTAL COMMON STOCKS			6,404,549,922

	PREFERRED STOCKS — (0.0%)
	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	4,748	125,300

	TOTAL INVESTMENT SECURITIES (Cost $3,649,129,845)		6,404,675,222

	TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	12,234,706	12,234,706

	SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	9,632,999	111,434,528

	TOTAL INVESTMENTS — (100.0%) (Cost $3,772,798,546)		$6,528,344,456

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$593,444,313	$11,264	—	$593,455,577
Consumer Discretionary	793,667,250	—	—	793,667,250
Consumer Staples	368,587,451	—	—	368,587,451
Energy	147,342,473	—	—	147,342,473
Financials	1,055,529,271	—	—	1,055,529,271
Health Care	792,461,259	—	$148,912	792,610,171
Industrials	883,462,749	—	—	883,462,749
Information Technology	1,508,439,932	47,861	—	1,508,487,793
Materials	186,579,017	—	2,783	186,581,800
Real Estate	21,794,548	—	—	21,794,548
Utilities	53,030,839	—	—	53,030,839
Preferred Stocks
Industrials	125,300	—	—	125,300
Temporary Cash Investments	12,234,706	—	—	12,234,706
Securities Lending Collateral	—	111,434,528	—	111,434,528

Total Investments in Securities	$6,416,699,108	$111,493,653	$151,695<>	$6,528,344,456

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (3.5%)
*	Advantage Solutions, Inc.	31,190	$132,869
*	AMC Networks, Inc., Class A	7,216	76,634
*	Angi, Inc.	18,971	40,029
	ATN International, Inc.	4,582	87,425
*	Bandwidth, Inc., Class A	8,921	162,362
*	Boston Omaha Corp., Class A	6,987	107,879
*	Bumble, Inc., Class A	25,156	254,076
#	Cable One, Inc.	1,032	406,453
# *	Cardlytics, Inc.	13,182	161,479
*	Cargurus, Inc.	5,348	120,116
*	Cars.com, Inc.	22,316	372,900
*	Consolidated Communications Holdings, Inc.	20,375	88,020
*	Cumulus Media, Inc., Class A	4,400	11,572
*	DHI Group, Inc.	18,438	43,145
*	EchoStar Corp., Class A	9,654	154,367
	Entravision Communications Corp., Class A	7,255	15,163
*	EW Scripps Co., Class A	17,618	66,244
*	Frontier Communications Parent, Inc.	37,075	857,915
*	Gambling.com Group Ltd.	2,700	23,355
*	Gannett Co., Inc.	15,543	37,614
»	GCI Liberty, Inc.	4,474	4,046
	Gray Television, Inc.	18,702	107,537
*	IMAX Corp.	6,042	96,732
*	Integral Ad Science Holding Corp.	23,228	222,757
	Interpublic Group of Cos., Inc.	12,807	389,845
	John Wiley & Sons, Inc., Class A	9,430	354,285
*	Liberty Broadband Corp., Class A	3,832	192,098
*	Liberty Broadband Corp., Class C	16,457	818,407
*	Liberty Global Ltd., Class A	15,890	252,572
# *	Liberty Global Ltd., Class C	20,416	334,210
*	Liberty Latin America Ltd., Class A	11,018	83,186
*	Liberty Latin America Ltd., Class C	42,781	322,569
*	Liberty Media Corp.-Liberty Live, Class A	2,178	78,103
*	Liberty Media Corp.-Liberty Live, Class C	1,982	73,968
*	Liberty Media Corp.-Liberty SiriusXM, Class A	21,641	520,682
*	Liberty Media Corp.-Liberty SiriusXM, Class C	26,566	639,178
*	Madison Square Garden Entertainment Corp.	6,162	241,242
*	Magnite, Inc.	38,705	341,765
#	Marcus Corp.	9,257	120,711
	Nexstar Media Group, Inc.	9,308	1,489,838
*	Nextdoor Holdings, Inc.	13,367	27,269
*	Ooma, Inc.	3,266	23,058
	Paramount Global, Class A	4,246	87,850
	Paramount Global, Class B	42,267	481,421
*	Playstudios, Inc.	18,693	40,377
*	PubMatic, Inc., Class A	9,247	207,503
	Saga Communications, Inc., Class A	900	20,511
	Scholastic Corp.	10,451	372,265
	Shenandoah Telecommunications Co.	11,701	150,007
	Shutterstock, Inc.	1,236	52,790
#	Sinclair, Inc.	9,217	113,369
*	Sphere Entertainment Co.	7,387	287,059
*	SurgePays, Inc.	5,901	21,480

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	TEGNA, Inc.	54,378	$741,716
	Telephone & Data Systems, Inc.	24,227	379,153
*	Thryv Holdings, Inc.	6,834	157,250
*	TripAdvisor, Inc.	13,029	343,054
*	TrueCar, Inc.	13,232	34,932
*	U.S. Cellular Corp.	15,565	565,943
*	Urban One, Inc.	10,394	16,111
*	WideOpenWest, Inc.	6,256	22,334
*	Ziff Davis, Inc.	8,382	420,022

TOTAL COMMUNICATION SERVICES.			14,468,822

CONSUMER DISCRETIONARY — (16.8%)
*	1-800-Flowers.com, Inc., Class A	8,683	78,755
*	1stdibs.com, Inc.	5,318	30,419
	Aaron’s Co., Inc.	9,586	66,239
*	Abercrombie & Fitch Co., Class A	14,721	1,788,896
	Academy Sports & Outdoors, Inc.	21,145	1,232,753
*	Adient PLC	21,740	649,374
	ADT, Inc.	64,513	419,335
*	Adtalem Global Education, Inc.	15,236	756,010
	Advance Auto Parts, Inc.	1,886	137,640
*	American Axle & Manufacturing Holdings, Inc.	40,610	298,077
	American Eagle Outfitters, Inc.	48,061	1,165,960
*	American Public Education, Inc.	3,800	52,554
*	America’s Car-Mart, Inc.	1,770	101,315
	Aramark.	8,051	253,687
*	Asbury Automotive Group, Inc.	5,412	1,137,819
	Autoliv, Inc.	3,934	471,254
*	AutoNation, Inc.	5,931	955,781
# *	Bally’s Corp.	6,272	82,414
	Bassett Furniture Industries, Inc.	2,964	41,437
*	Beazer Homes USA, Inc.	10,913	305,891
*	Beyond, Inc.	1,300	26,169
*	Biglari Holdings, Inc., Class B	611	120,434
*	BJ’s Restaurants, Inc.	7,274	237,060
*	Boot Barn Holdings, Inc.	4,550	484,439
	BorgWarner, Inc.	55,202	1,808,970
	Brunswick Corp.	13,302	1,072,673
*	Caesars Entertainment, Inc.	23,245	832,636
	Caleres, Inc.	7,880	290,220
*	Capri Holdings Ltd.	4,463	158,347
*	CarParts.com, Inc.	11,817	14,535
	Carriage Services, Inc.	2,541	64,999
	Carrols Restaurant Group, Inc.	1,329	12,652
	Cato Corp., Class A	6,492	31,291
*	Cavco Industries, Inc.	1,879	684,351
# *	Century Casinos, Inc.	5,510	16,365
	Century Communities, Inc.	9,462	750,526
*	Chegg, Inc.	27,626	142,826
*	Chuy’s Holdings, Inc.	5,799	170,839
# *	Citi Trends, Inc.	2,972	63,720
	Columbia Sportswear Co.	11,112	884,849
	Cracker Barrel Old Country Store, Inc.	1,363	79,313
*	Culp, Inc.	4,000	18,240
	Dana, Inc.	41,509	515,957
	Designer Brands, Inc., Class A	12,021	111,675
# *	Destination XL Group, Inc.	11,708	37,583
*	Dorman Products, Inc.	6,099	533,358
*	Duluth Holdings, Inc., Class B	5,582	23,500

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	El Pollo Loco Holdings, Inc.	8,742	$74,482
	Escalade, Inc.	2,840	35,386
	Ethan Allen Interiors, Inc.	8,291	234,138
*	Figs, Inc., Class A	6,112	31,232
*	First Watch Restaurant Group, Inc.	9,339	238,331
	Flexsteel Industries, Inc.	1,294	42,650
	Foot Locker, Inc.	16,003	333,663
*	Full House Resorts, Inc.	2,414	12,311
	Gap, Inc.	79,349	1,628,241
*	Genesco, Inc.	3,050	77,196
*	Gentherm, Inc.	5,636	285,013
*	G-III Apparel Group Ltd.	14,998	422,194
*	Global Business Travel Group I.	4,134	25,011
*	Goodyear Tire & Rubber Co.	72,453	866,538
*	GoPro, Inc., Class A	29,429	50,912
	Graham Holdings Co., Class B	1,065	746,959
*	Green Brick Partners, Inc.	12,789	692,269
	Group 1 Automotive, Inc.	4,074	1,197,837
# *	GrowGeneration Corp.	20,280	60,637
#	Guess?, Inc.	10,594	283,707
	Hamilton Beach Brands Holding Co., Class A	3,030	61,630
	Harley-Davidson, Inc.	38,852	1,336,120
	Haverty Furniture Cos., Inc.	4,883	150,396
# *	Helen of Troy Ltd.	4,474	414,785
	Hibbett, Inc.	3,165	272,950
*	Hilton Grand Vacations, Inc.	22,673	944,104
*	Holley, Inc.	5,721	22,998
	Hooker Furnishings Corp.	3,752	63,784
*	Hovnanian Enterprises, Inc., Class A	1,393	205,927
*	JAKKS Pacific, Inc.	1,179	22,295
	Johnson Outdoors, Inc., Class A	2,153	88,295
	KB Home	15,696	1,016,473
#	Kohl’s Corp.	27,232	651,934
	Krispy Kreme, Inc.	7,452	94,268
	Lakeland Industries, Inc.	2,662	44,056
*	Lands’ End, Inc.	8,069	110,384
*	Landsea Homes Corp.	8,705	100,543
*	Latham Group, Inc.	11,490	32,172
	Laureate Education, Inc.	33,957	492,377
	La-Z-Boy, Inc.	12,947	425,179
	LCI Industries	5,011	521,044
	Lear Corp.	7,810	983,045
*	Legacy Housing Corp.	6,100	124,257
	Leggett & Platt, Inc.	19,144	345,932
	Levi Strauss & Co., Class A	12,639	268,200
*	LGI Homes, Inc.	6,773	609,096
*	Life Time Group Holdings, Inc.	31,540	430,836
	Lifetime Brands, Inc.	6,271	57,317
*	Lincoln Educational Services Corp.	9,167	97,720
	Lithia Motors, Inc.	5,925	1,507,201
	LKQ Corp.	12,786	551,460
*	Lovesac Co.	2,772	61,483
	Macy’s, Inc.	60,903	1,122,442
*	Malibu Boats, Inc., Class A	3,900	132,678
	Marine Products Corp.	2,000	21,500
*	MarineMax, Inc.	6,102	150,536
	Marriott Vacations Worldwide Corp.	8,332	800,789
*	MasterCraft Boat Holdings, Inc.	4,007	81,062
# *	Mister Car Wash, Inc.	10,586	70,820

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Modine Manufacturing Co.	14,884	$1,378,705
*	Mohawk Industries, Inc.	14,558	1,678,829
	Monarch Casino & Resort, Inc.	1,391	94,268
	Monro, Inc.	7,552	205,792
*	Motorcar Parts of America, Inc.	4,100	23,288
	Movado Group, Inc.	5,203	132,520
*	National Vision Holdings, Inc.	19,978	348,017
	Newell Brands, Inc.	26,313	208,925
*	ODP Corp.	12,767	649,968
*	OneSpaWorld Holdings Ltd.	15,698	199,679
# *	OneWater Marine, Inc., Class A	2,305	47,737
	Oxford Industries, Inc.	3,280	353,518
	Patrick Industries, Inc.	6,092	636,553
# *	Penn Entertainment, Inc.	17,997	297,670
	Penske Automotive Group, Inc.	13,166	2,013,213
	Perdoceo Education Corp.	20,573	376,486
#	PetMed Express, Inc.	3,703	14,627
	Phinia, Inc.	10,356	403,884
*	Playa Hotels & Resorts NV	50,237	452,133
	PVH Corp.	16,074	1,748,851
	RCI Hospitality Holdings, Inc.	1,296	65,785
	Rocky Brands, Inc.	167	4,304
*	Sally Beauty Holdings, Inc.	24,318	263,850
	Shoe Carnival, Inc.	9,081	303,669
	Signet Jewelers Ltd.	9,995	979,810
*	Skechers USA, Inc., Class A	11,481	758,320
	Sonic Automotive, Inc., Class A	7,204	416,679
*	Sonos, Inc.	11,914	201,347
*	Sportsman’s Warehouse Holdings, Inc.	10,817	34,614
	Standard Motor Products, Inc.	7,147	229,419
	Steven Madden Ltd.	8,694	351,325
# *	Stitch Fix, Inc., Class A	22,126	46,907
*	Stoneridge, Inc.	6,961	104,276
	Strategic Education, Inc.	6,226	714,994
*	Strattec Security Corp.	1,038	23,625
*	Stride, Inc.	9,631	642,869
	Superior Group of Cos., Inc.	3,288	53,496
*	Taylor Morrison Home Corp.	28,582	1,600,878
	Thor Industries, Inc.	12,652	1,257,862
*	Tile Shop Holdings, Inc.	5,840	39,245
*	Tilly’s, Inc., Class A	7,075	42,945
	Toll Brothers, Inc.	25,249	3,007,408
*	Topgolf Callaway Brands Corp.	47,921	767,694
# *	Traeger, Inc.	6,567	14,119
*	Tri Pointe Homes, Inc.	27,021	995,724
*	Under Armour, Inc., Class A	39,554	266,198
*	Under Armour, Inc., Class C	53,766	350,554
*	Unifi, Inc.	6,055	36,148
*	Universal Electronics, Inc.	497	5,611
*	Universal Technical Institute, Inc.	10,892	165,776
	Upbound Group, Inc.	10,131	314,162
*	Urban Outfitters, Inc.	25,412	990,052
*	Vera Bradley, Inc.	12,026	79,251
#	VF Corp.	28,629	356,717
*	Visteon Corp.	1,715	189,730
*	VOXX International Corp.	7,772	45,855
	Weyco Group, Inc.	3,084	90,515
	Whirlpool Corp.	1,811	171,791
	Winnebago Industries, Inc.	8,937	550,340

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Worthington Enterprises, Inc.	11,339	$648,137
*	Zumiez, Inc.	3,869	66,547

TOTAL CONSUMER DISCRETIONARY			69,553,143

CONSUMER STAPLES — (3.8%)
	Andersons, Inc.	10,801	593,407
*	Boston Beer Co., Inc. , Class A	55	15,312
	Calavo Growers, Inc.	3,398	91,576
*	Central Garden & Pet Co.	3,200	131,040
*	Central Garden & Pet Co., Class A	14,096	499,421
*	Chefs’ Warehouse, Inc.	5,601	185,281
*	Darling Ingredients, Inc.	32,339	1,370,203
*	Duckhorn Portfolio, Inc.	25,365	214,841
	Edgewell Personal Care Co.	14,529	546,581
	Fresh Del Monte Produce, Inc.	16,666	426,150
*	Grocery Outlet Holding Corp.	19,510	506,675
*	Hain Celestial Group, Inc.	10,142	62,272
	Ingles Markets, Inc., Class A	4,955	355,521
	Ingredion, Inc.	12,984	1,487,837
	J & J Snack Foods Corp.	504	69,194
	J M Smucker Co.	6,781	778,798
	Lifevantage Corp.	2,900	17,690
#	MGP Ingredients, Inc.	1,277	100,168
*	Mission Produce, Inc.	8,043	91,288
	Natural Grocers by Vitamin Cottage, Inc.	6,617	108,254
*	Nature’s Sunshine Products, Inc.	5,004	97,328
	Nu Skin Enterprises, Inc., Class A	12,598	148,152
	Oil-Dri Corp. of America	2,079	143,971
*	Post Holdings, Inc.	15,736	1,670,376
	PriceSmart, Inc.	6,716	541,242
*	Seneca Foods Corp., Class A	1,485	86,264
*	Simply Good Foods Co.	15,597	568,511
	SpartanNash Co.	10,880	207,699
	Spectrum Brands Holdings, Inc.	8,388	686,726
	Tootsie Roll Industries, Inc.	4,762	141,479
*	TreeHouse Foods, Inc.	15,420	579,021
*	U.S. Foods Holding Corp.	34,691	1,743,223
*	United Natural Foods, Inc.	11,697	104,454
*	USANA Health Sciences, Inc.	3,742	155,368
	Utz Brands, Inc.	15,727	283,558
	Village Super Market, Inc., Class A	3,681	102,958
*	Vital Farms, Inc.	5,218	139,634
	Weis Markets, Inc.	8,621	544,244
# *	Whole Earth Brands, Inc.	2,362	11,385

TOTAL CONSUMER STAPLES			15,607,102

ENERGY — (4.5%)
*	Antero Resources Corp.	46,328	1,575,615
	Archrock, Inc.	26,462	507,806
*	Bristow Group, Inc.	4,170	109,713
	ChampionX Corp.	5,423	182,050
*	Clean Energy Fuels Corp.	15,272	35,431
	Core Laboratories, Inc.	5,600	88,480
	Delek U.S. Holdings, Inc.	17,167	469,174
*	DMC Global, Inc.	3,750	59,437
*	Dril-Quip, Inc.	11,409	207,416
*	Expro Group Holdings NV	24,950	468,062
*	Forum Energy Technologies, Inc.	3,021	56,342

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Geospace Technologies Corp.	3,758	$45,660
*	Green Plains, Inc.	5,600	115,752
*	Gulf Island Fabrication, Inc.	3,300	22,770
*	Helix Energy Solutions Group, Inc.	55,755	598,809
	Helmerich & Payne, Inc.	3,474	136,632
	HF Sinclair Corp.	46,398	2,517,091
*	Kosmos Energy Ltd.	64,331	364,757
# *	Nabors Industries Ltd.	553	39,833
*	Natural Gas Services Group, Inc.	4,461	98,499
*	Newpark Resources, Inc.	31,317	217,340
	Northern Oil & Gas, Inc.	17,427	710,847
	NOV, Inc.	68,475	1,266,103
*	Oil States International, Inc.	20,951	83,594
	Patterson-UTI Energy, Inc.	42,567	460,575
*	ProPetro Holding Corp.	32,365	282,223
	Range Resources Corp.	51,093	1,834,750
	Ranger Energy Services, Inc.	1,079	10,617
*	REX American Resources Corp.	5,681	314,330
	RPC, Inc.	51,881	347,084
*	Seadrill Ltd.	7,089	344,171
	Select Water Solutions, Inc.	39,531	365,266
#	Sitio Royalties Corp., Class A	9,676	224,870
	Solaris Oilfield Infrastructure, Inc., Class A	6,960	61,318
*	Southwestern Energy Co.	18,235	136,580
	TechnipFMC PLC	86,764	2,222,894
# *	Transocean Ltd.	257,339	1,343,309
*	U.S. Silica Holdings, Inc.	4,076	62,893
	World Kinect Corp.	22,121	519,843

TOTAL ENERGY			18,507,936

FINANCIALS — (26.5%)
	1st Source Corp.	5,639	279,694
*	Acacia Research Corp.	3,396	16,539
	ACNB Corp.	1,876	61,045
	Affiliated Managers Group, Inc.	7,249	1,131,569
#	Alerus Financial Corp.	4,356	85,813
	Ally Financial, Inc.	50,877	1,951,133
	Amalgamated Financial Corp.	6,562	161,031
#	A-Mark Precious Metals, Inc.	6,700	268,469
*	Ambac Financial Group, Inc.	13,700	197,965
	Amerant Bancorp, Inc.	7,261	157,273
	American Equity Investment Life Holding Co.	21,932	1,230,605
	American Financial Group, Inc.	4,900	625,975
	Ameris Bancorp	15,570	739,264
	Ames National Corp.	2,367	45,565
	Arrow Financial Corp.	1,812	40,353
*	AssetMark Financial Holdings, Inc.	10,141	342,867
	Associated Banc-Corp.	36,898	777,441
	Associated Capital Group, Inc., Class A	306	9,942
	Assured Guaranty Ltd.	13,489	1,034,606
	Atlantic Union Bankshares Corp.	23,910	759,621
*	Atlanticus Holdings Corp.	3,241	85,724
	Axis Capital Holdings Ltd.	20,660	1,267,078
*	Axos Financial, Inc.	15,445	781,671
	Banc of California, Inc.	29,272	400,734
	BancFirst Corp.	4,506	401,800
	Bank of Marin Bancorp	3,757	53,951
	Bank of NT Butterfield & Son Ltd.	6,684	227,256
	Bank OZK	25,815	1,152,640

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bank7 Corp.	779	$21,267
	BankFinancial Corp.	3,100	29,977
	BankUnited, Inc.	15,805	422,468
	Bankwell Financial Group, Inc.	1,826	41,870
	Banner Corp.	6,778	295,724
	Bar Harbor Bankshares	4,147	104,007
	BayCom Corp.	3,607	71,346
	BCB Bancorp, Inc.	5,064	47,703
	Berkshire Hills Bancorp, Inc.	12,095	257,865
*	Blue Foundry Bancorp	4,624	39,489
	BOK Financial Corp.	12,691	1,126,072
	Bread Financial Holdings, Inc.	9,879	364,634
*	Bridgewater Bancshares, Inc.	3,669	39,919
*	Brighthouse Financial, Inc.	15,826	763,604
	Brookline Bancorp, Inc.	19,104	158,563
	Business First Bancshares, Inc.	5,554	112,135
	Byline Bancorp, Inc.	9,356	202,745
	C&F Financial Corp.	728	28,516
	Cadence Bank	41,688	1,153,507
	Cambridge Bancorp	1,384	84,936
	Camden National Corp.	3,550	110,831
	Capital Bancorp, Inc.	1,866	36,200
	Capital City Bank Group, Inc.	5,210	138,169
	Capitol Federal Financial, Inc.	25,980	123,925
*	Carter Bankshares, Inc.	6,178	75,186
	Cass Information Systems, Inc.	2,575	111,214
	Cathay General Bancorp	19,433	669,273
	Central Pacific Financial Corp.	6,595	131,504
	Chemung Financial Corp.	687	28,967
	Citizens & Northern Corp.	3,770	64,278
	City Holding Co.	1,843	186,180
	Civista Bancshares, Inc.	2,977	42,512
	CNB Financial Corp.	4,521	85,899
	CNO Financial Group, Inc.	21,516	566,516
*	Coastal Financial Corp.	2,592	100,259
	Codorus Valley Bancorp, Inc.	2,623	58,231
	Colony Bankcorp, Inc.	4,760	51,741
*	Columbia Financial, Inc.	13,551	224,947
	Comerica, Inc.	26,709	1,339,991
	Commerce Bancshares, Inc.	11,893	650,309
	Community Bank System, Inc.	7,427	320,995
	Community Trust Bancorp, Inc.	4,858	204,085
	Community West Bancshares	3,231	55,476
	ConnectOne Bancorp, Inc.	11,070	198,264
*	Consumer Portfolio Services, Inc.	5,067	43,374
*	CrossFirst Bankshares, Inc.	12,402	149,816
	Cullen/Frost Bankers, Inc.	10,846	1,131,672
*	Customers Bancorp, Inc.	6,486	296,216
	CVB Financial Corp.	33,015	539,465
	Dime Community Bancshares, Inc.	8,291	150,896
	Donegal Group, Inc., Class A	7,840	105,370
	Eagle Bancorp Montana, Inc.	1,400	17,920
	Eagle Bancorp, Inc.	3,421	63,254
	East West Bancorp, Inc.	21,537	1,604,291
	Eastern Bankshares, Inc.	33,415	419,692
*	eHealth, Inc.	8,612	36,859
	Employers Holdings, Inc.	7,389	314,698
	Enact Holdings, Inc.	11,990	356,463
*	Encore Capital Group, Inc.	6,530	268,318

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Enova International, Inc.	9,073	$549,189
*	Enstar Group Ltd.	3,148	914,085
	Enterprise Bancorp, Inc.	2,368	57,542
	Enterprise Financial Services Corp.	9,682	368,013
	Equity Bancshares, Inc., Class A	4,772	158,955
	Esquire Financial Holdings, Inc.	1,620	76,237
	Essent Group Ltd.	23,911	1,266,566
	Evans Bancorp, Inc.	1,450	37,105
*	EZCORP, Inc., Class A	16,554	181,763
#	F&G Annuities & Life, Inc.	2,577	97,462
	Farmers National Banc Corp.	9,510	112,503
	FB Financial Corp.	8,823	323,363
	Federal Agricultural Mortgage Corp., Class C	1,692	314,932
	Financial Institutions, Inc.	4,235	72,927
	First American Financial Corp.	20,521	1,099,310
	First BanCorp	40,277	694,778
	First Bancorp, Inc.	2,300	50,784
	First Bancorp/Southern Pines NC	9,883	300,542
	First Bancshares, Inc.	6,082	145,603
	First Bank	5,876	68,632
	First Busey Corp.	12,960	289,526
	First Business Financial Services, Inc.	2,501	82,708
	First Citizens BancShares, Inc., Class A	111	187,230
	First Commonwealth Financial Corp.	25,755	339,708
	First Community Bankshares, Inc.	4,987	165,469
	First Community Corp.	600	9,918
	First Financial Bancorp	25,997	574,794
	First Financial Corp.	2,856	103,987
	First Foundation, Inc.	3,700	20,276
	First Hawaiian, Inc.	26,895	567,216
	First Horizon Corp.	83,133	1,240,344
	First Internet Bancorp	2,330	72,346
	First Interstate BancSystem, Inc., Class A	18,836	502,921
	First Merchants Corp.	11,719	391,649
	First Mid Bancshares, Inc.	4,406	136,410
	First Northwest Bancorp	1,286	13,182
	First of Long Island Corp.	5,557	52,625
*	First Western Financial, Inc.	1,560	26,005
	Five Star Bancorp	1,173	25,360
	Flushing Financial Corp.	6,561	72,302
	FNB Corp.	80,047	1,067,827
	FS Bancorp, Inc.	2,327	72,533
	Fulton Financial Corp.	38,863	643,183
*	FVCBankcorp, Inc.	731	8,414
*	Genworth Financial, Inc., Class A	110,404	654,696
	German American Bancorp, Inc.	6,638	210,624
	Glacier Bancorp, Inc.	2,279	82,454
	Globe Life, Inc.	5,017	382,145
	Great Southern Bancorp, Inc.	3,335	171,419
*	Green Dot Corp., Class A	10,197	89,224
*	Greenlight Capital Re Ltd., Class A	7,969	96,584
	Guaranty Bancshares, Inc.	2,732	78,490
	Hancock Whitney Corp.	19,027	863,636
	Hanmi Financial Corp.	6,178	94,523
	HarborOne Bancorp, Inc.	11,945	121,003
	HBT Financial, Inc.	3,457	63,799
	Heartland Financial USA, Inc.	9,144	385,054
	Heritage Commerce Corp.	13,437	106,690
	Heritage Financial Corp.	9,125	161,877

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Heritage Insurance Holdings, Inc.	5,200	$53,092
	Hingham Institution For Savings The	293	49,488
	Home Bancorp, Inc.	2,324	81,340
	Home BancShares, Inc.	46,188	1,093,732
	HomeTrust Bancshares, Inc.	3,299	84,784
	Hope Bancorp, Inc.	25,287	253,376
	Horace Mann Educators Corp.	7,720	284,559
	Horizon Bancorp, Inc.	10,561	121,240
	Independent Bank Corp.	9,611	482,857
	Independent Bank Corp.	6,289	156,030
	Independent Bank Group, Inc.	10,340	385,062
	International Bancshares Corp.	14,332	797,576
	Invesco Ltd.	85,884	1,216,976
	Investar Holding Corp.	2,295	38,281
	Investors Title Co.	499	80,055
	Jackson Financial, Inc., Class A	18,669	1,275,466
	James River Group Holdings Ltd.	7,977	70,916
	Janus Henderson Group PLC	35,256	1,100,692
	Jefferies Financial Group, Inc.	35,304	1,520,190
	Kearny Financial Corp.	16,366	88,376
	Kemper Corp.	13,896	810,276
	KeyCorp.	4,810	69,697
	Lakeland Bancorp, Inc.	15,301	186,519
	Lakeland Financial Corp.	3,400	199,818
	LCNB Corp.	2,465	34,756
*	LendingClub Corp.	12,023	90,413
	Live Oak Bancshares, Inc.	7,833	253,163
	Macatawa Bank Corp.	10,179	142,506
#	MainStreet Bancshares, Inc.	866	13,224
	Mercantile Bank Corp.	4,297	155,036
	Merchants Bancorp	9,013	363,494
	Mercury General Corp.	11,290	590,015
	Meridian Corp.	1,862	17,242
	Metrocity Bankshares, Inc.	3,171	72,870
*	Metropolitan Bank Holding Corp.	1,640	65,108
	MGIC Investment Corp.	60,822	1,233,470
	Mid Penn Bancorp, Inc.	3,685	74,548
	Midland States Bancorp, Inc.	5,033	110,223
	MidWestOne Financial Group, Inc.	3,362	67,812
*	Mr Cooper Group, Inc.	10,331	797,553
	MVB Financial Corp.	2,600	46,722
	National Bank Holdings Corp., Class A	7,887	258,142
	National Bankshares, Inc.	833	22,333
	National Western Life Group, Inc., Class A	627	306,490
	Navient Corp.	31,054	466,431
	NBT Bancorp, Inc.	9,615	336,621
*	NCR Atleos Corp.	10,267	204,621
	Nelnet, Inc., Class A	6,405	603,223
#	New York Community Bancorp, Inc.	35,014	92,787
	Nicolet Bankshares, Inc.	3,733	285,686
*	NMI Holdings, Inc., Class A	22,575	696,664
	Northeast Bank	2,260	116,887
	Northeast Community Bancorp, Inc.	2,108	33,264
	Northfield Bancorp, Inc.	11,213	93,516
	Northrim BanCorp, Inc.	1,563	74,711
	Northwest Bancshares, Inc.	29,297	310,548
	Norwood Financial Corp.	406	9,781
	OceanFirst Financial Corp.	14,003	206,684
*	Ocwen Financial Corp.	2,286	53,355

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	OFG Bancorp	12,504	$451,519
	Old National Bancorp	63,410	1,048,801
	Old Republic International Corp.	63,596	1,898,977
	Old Second Bancorp, Inc.	8,365	114,600
	OneMain Holdings, Inc.	19,557	1,019,115
	OP Bancorp	4,129	37,698
*	Oportun Financial Corp.	6,699	21,236
	Oppenheimer Holdings, Inc., Class A	2,246	89,952
	Orange County Bancorp, Inc.	444	19,185
	Origin Bancorp, Inc.	6,286	186,694
	Orrstown Financial Services, Inc.	3,080	80,758
*	Oscar Health, Inc., Class A	44,092	765,878
	Pacific Premier Bancorp, Inc.	18,690	401,835
#	Park National Corp.	2,079	273,825
	Parke Bancorp, Inc.	2,375	39,092
	Pathward Financial, Inc.	4,654	234,422
*	Paysafe Ltd.	13,319	189,396
	PCB Bancorp	3,867	56,304
	Peapack-Gladstone Financial Corp.	5,621	125,798
	Penns Woods Bancorp, Inc.	542	9,474
	PennyMac Financial Services, Inc.	11,920	1,020,829
	Peoples Bancorp of North Carolina, Inc.	700	20,363
	Peoples Bancorp, Inc.	8,185	237,692
	Peoples Financial Services Corp.	1,223	46,315
	Pinnacle Financial Partners, Inc.	14,023	1,075,564
	Piper Sandler Cos	382	74,792
*	Ponce Financial Group, Inc.	7,900	63,516
	Popular, Inc.	16,467	1,399,530
*	PRA Group, Inc.	7,441	177,021
	Preferred Bank	3,603	272,711
	Premier Financial Corp.	7,771	150,602
	Primis Financial Corp.	6,655	64,687
	Princeton Bancorp, Inc.	25	729
	ProAssurance Corp.	10,699	142,939
	PROG Holdings, Inc.	7,072	235,073
	Prosperity Bancshares, Inc.	17,770	1,101,207
*	Provident Bancorp, Inc.	2,278	20,263
	Provident Financial Services, Inc.	15,917	233,662
	QCR Holdings, Inc.	4,338	238,416
	Radian Group, Inc.	31,438	939,053
	RBB Bancorp	4,729	83,987
	Red River Bancshares, Inc.	888	40,146
	Regional Management Corp.	2,260	56,975
	Reinsurance Group of America, Inc.	5,130	959,259
	RenaissanceRe Holdings Ltd.	119	26,091
	Renasant Corp.	13,178	382,953
*	Repay Holdings Corp.	21,002	213,590
	Republic Bancorp, Inc., Class A	4,245	215,306
	Richmond Mutual BanCorp, Inc.	550	5,979
	Riverview Bancorp, Inc.	4,900	18,277
*	Root, Inc., Class A	1,400	97,510
	S&T Bancorp, Inc.	9,881	297,912
	Safety Insurance Group, Inc.	3,227	256,772
	Sandy Spring Bancorp, Inc.	8,885	181,698
	Seacoast Banking Corp. of Florida	18,958	437,361
*	Security National Financial Corp., Class A	2,707	17,812
	ServisFirst Bancshares, Inc.	7,464	440,077
	Shore Bancshares, Inc.	7,289	75,441
	Sierra Bancorp	4,635	91,866

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	36,163	$618,026
*	SiriusPoint Ltd.	42,599	501,816
	SLM Corp.	24,003	508,624
	SmartFinancial, Inc.	4,132	84,913
	South Plains Financial, Inc.	3,123	80,948
*	Southern First Bancshares, Inc.	2,262	58,405
	Southern Missouri Bancorp, Inc.	2,534	101,613
	Southside Bancshares, Inc.	5,695	151,829
	SouthState Corp.	18,392	1,392,274
	Stellar Bancorp, Inc.	6,336	140,659
	Stewart Information Services Corp.	6,712	416,211
	Stifel Financial Corp.	1,892	151,209
	Stock Yards Bancorp, Inc.	3,787	168,711
*	StoneX Group, Inc.	6,135	445,401
	Summit Financial Group, Inc.	3,236	85,657
	Synovus Financial Corp.	27,714	991,884
	Territorial Bancorp, Inc.	1,638	12,334
*	Texas Capital Bancshares, Inc.	13,335	765,429
	TFS Financial Corp.	24,338	292,299
*	Third Coast Bancshares, Inc.	115	2,233
	Timberland Bancorp, Inc.	2,200	53,680
	Tiptree, Inc.	10,446	166,405
	Tompkins Financial Corp.	3,871	170,247
	Towne Bank.	16,686	431,667
	TriCo Bancshares	6,714	233,446
*	Triumph Financial, Inc.	3,826	269,197
	TrustCo Bank Corp.	5,345	142,284
	Trustmark Corp.	11,667	345,343
	UMB Financial Corp.	6,511	518,666
	United Bankshares, Inc.	30,805	999,930
	United Community Banks, Inc.	26,719	674,120
	United Fire Group, Inc.	6,333	139,896
	Unity Bancorp, Inc.	2,451	65,981
	Universal Insurance Holdings, Inc.	7,418	144,799
	Univest Financial Corp.	7,310	152,560
	Unum Group.	41,877	2,123,164
	Valley National Bancorp	108,264	758,931
	Veritex Holdings, Inc.	10,667	207,793
	Victory Capital Holdings, Inc., Class A	8,665	440,702
#	Virginia National Bankshares Corp.	813	22,935
	Virtus Investment Partners, Inc.	1,211	265,597
	WaFd, Inc.	18,744	507,775
	Walker & Dunlop, Inc.	5,003	458,425
	Washington Trust Bancorp, Inc.	2,913	74,165
	Waterstone Financial, Inc.	5,714	64,797
	Webster Financial Corp.	30,758	1,348,123
	WesBanco, Inc.	21,690	585,630
	West BanCorp, Inc.	3,070	49,918
	Westamerica BanCorp	3,878	180,521
	Western Alliance Bancorp.	21,684	1,232,302
	Western New England Bancorp, Inc.	5,200	31,408
	Westwood Holdings Group, Inc.	546	6,792
	White Mountains Insurance Group Ltd.	584	1,038,434
	Wintrust Financial Corp.	13,835	1,337,014
*	World Acceptance Corp.	1,270	174,714
	WSFS Financial Corp.	14,092	602,151
	Zions Bancorp NA	33,088	1,349,329

TOTAL FINANCIALS			109,463,817

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (6.7%)
*	Acadia Healthcare Co., Inc.	10,361	$766,092
*	Accolade, Inc.	8,200	62,566
*	AdaptHealth Corp.	19,632	193,375
*	Addus HomeCare Corp.	4,928	473,827
*	Agios Pharmaceuticals, Inc.	18,837	612,202
*	Allogene Therapeutics, Inc.	17,269	47,662
*	Amedisys, Inc.	5,253	483,539
*	AngioDynamics, Inc.	10,002	57,912
*	ANI Pharmaceuticals, Inc.	2,976	196,416
*	Anika Therapeutics, Inc.	3,278	84,867
*	Arcturus Therapeutics Holdings, Inc.	6,132	156,795
*	Artivion, Inc.	7,220	141,656
*	Atea Pharmaceuticals, Inc.	4,962	18,359
*	Athira Pharma, Inc.	904	1,781
*	aTyr Pharma, Inc.	11,635	18,267
*	Avanos Medical, Inc.	12,817	231,731
*	Avidity Biosciences, Inc.	9,060	218,618
*	Azenta, Inc.	15,168	795,713
*	Bio-Rad Laboratories, Inc., Class A	3,377	910,946
# *	Bluebird Bio, Inc.	34,681	30,766
*	Brookdale Senior Living, Inc.	73,227	497,211
*	CareDx, Inc.	12,961	100,577
*	Caribou Biosciences, Inc.	7,389	26,822
*	Castle Biosciences, Inc.	6,351	133,943
*	Catalent, Inc.	14,209	793,573
*	Certara, Inc.	18,521	316,894
*	Cross Country Healthcare, Inc.	8,818	155,197
*	CryoPort, Inc.	3,265	52,860
*	Cullinan Therapeutics, Inc.	13,623	367,957
# *	Cytek Biosciences, Inc.	7,383	44,372
*	Definitive Healthcare Corp.	23,583	163,666
*	Dynavax Technologies Corp.	11,731	133,381
# *	Eagle Pharmaceuticals, Inc.	1,524	6,233
*	Edgewise Therapeutics, Inc.	7,219	129,509
*	Editas Medicine, Inc.	29,060	151,403
*	Elanco Animal Health, Inc.	41,110	541,008
*	Electromed, Inc.	666	11,582
*	Enhabit, Inc.	14,271	143,994
*	Enovis Corp.	14,224	785,592
*	Envista Holdings Corp.	39,418	775,746
*	Erasca, Inc.	16,717	33,601
*	FONAR Corp.	1,044	16,433
*	Fulcrum Therapeutics, Inc.	12,563	89,574
*	Fulgent Genetics, Inc.	7,850	159,748
*	Generation Bio Co.	1,376	3,894
*	Globus Medical, Inc., Class A	1,596	79,465
# *	GoodRx Holdings, Inc., Class A	16,690	118,499
*	Harvard Bioscience, Inc.	12,609	48,166
*	Health Catalyst, Inc.	14,727	91,602
	HealthStream, Inc.	6,475	166,861
*	ICU Medical, Inc.	973	95,276
*	Innoviva, Inc.	23,400	353,574
*	Inogen, Inc.	1,600	10,880
*	Integer Holdings Corp.	7,867	878,193
*	Integra LifeSciences Holdings Corp.	9,718	283,474
*	iTeos Therapeutics, Inc.	8,199	88,057
*	Jazz Pharmaceuticals PLC	1,268	140,431
*	Larimar Therapeutics, Inc.	3,913	26,961
*	Leap Therapeutics, Inc.	1,912	5,927

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	LENSAR, Inc.	858	$2,677
# *	LifeStance Health Group, Inc.	4,077	25,196
*	Ligand Pharmaceuticals, Inc.	3,614	252,582
*	LivaNova PLC.	6,791	378,598
# *	MaxCyte, Inc.	22,438	81,450
	Mesa Laboratories, Inc.	75	7,956
*	Myriad Genetics, Inc.	16,900	330,733
	National HealthCare Corp.	4,992	453,623
*	Nautilus Biotechnology, Inc.	3,527	8,959
*	Neogen Corp.	3,435	42,354
*	Nurix Therapeutics, Inc.	7,163	86,099
*	Olema Pharmaceuticals, Inc.	11,243	114,341
*	OmniAb, Inc.	16,864	74,876
* »	OmniAb, Inc.	907	0
* »	OmniAb, Inc.	907	0
*	Omnicell, Inc.	6,333	169,788
*	OraSure Technologies, Inc.	20,630	109,133
*	Organogenesis Holdings, Inc.	29,265	68,773
# *	ORIC Pharmaceuticals, Inc.	2,838	25,060
*	Orthofix Medical, Inc.	2,438	31,694
*	OrthoPediatrics Corp.	1,883	55,793
*	Owens & Minor, Inc.	20,351	503,484
*	Pacira BioSciences, Inc.	12,532	328,965
	Patterson Cos., Inc.	18,974	483,268
* ††	PDL BioPharma, Inc.	11,311	13,460
*	Pediatrix Medical Group, Inc.	20,477	181,631
*	Pennant Group, Inc.	6,371	133,218
	Perrigo Co. PLC	34,881	1,139,213
*	PetIQ, Inc.	6,435	105,019
	Phibro Animal Health Corp., Class A	5,400	90,180
# *	Poseida Therapeutics, Inc.	10,334	25,008
*	Prelude Therapeutics, Inc.	6,582	24,814
	Premier, Inc., Class A	30,704	641,100
*	Prestige Consumer Healthcare, Inc.	8,100	581,256
*	Quanterix Corp.	2,488	40,107
*	QuidelOrtho Corp.	8,281	335,795
*	RAPT Therapeutics, Inc.	2,000	15,400
*	REVOLUTION Medicines, Inc.	13,954	520,205
	Revvity, Inc.	1,819	186,393
*	Sage Therapeutics, Inc.	16,049	223,723
	Select Medical Holdings Corp.	24,643	699,122
*	Semler Scientific, Inc.	778	19,862
*	Sensus Healthcare, Inc.	2,727	10,254
#	SIGA Technologies, Inc.	7,902	69,380
*	Supernus Pharmaceuticals, Inc.	10,930	328,993
# *	Surgery Partners, Inc.	12,164	303,492
*	Sutro Biopharma, Inc.	6,900	23,426
*	Tactile Systems Technology, Inc.	4,369	60,161
*	Taro Pharmaceutical Industries Ltd.	7,103	301,735
*	Teladoc Health, Inc.	38,541	491,398
*	Terns Pharmaceuticals, Inc.	729	3,681
*	TruBridge, Inc.	4,455	35,195
	U.S. Physical Therapy, Inc.	800	81,208
	Universal Health Services, Inc., Class B	16,077	2,740,003
	Utah Medical Products, Inc.	718	47,532
*	Vanda Pharmaceuticals, Inc.	17,253	82,124
*	Varex Imaging Corp.	12,625	205,156
*	Veracyte, Inc.	18,518	362,397
*	Veradigm, Inc.	9,574	76,496

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Voyager Therapeutics, Inc.	7,723	$60,394
*	Xencor, Inc.	1,375	28,793
*	Zimvie, Inc.	5,631	85,591
*	Zymeworks, Inc.	3,764	32,295

TOTAL HEALTH CARE			27,565,838

INDUSTRIALS — (18.9%)
*	3D Systems Corp.	5,391	18,060
*	AAR Corp.	10,315	713,179
	ABM Industries, Inc.	17,763	776,243
	ACCO Brands Corp.	32,411	156,221
	Acme United Corp.	800	32,728
	Acuity Brands, Inc.	4,242	1,053,289
# *	AerSale Corp.	3,512	25,041
	AGCO Corp.	13,591	1,551,956
	Air Lease Corp.	37,705	1,894,299
	Alamo Group, Inc.	3,558	691,604
	Albany International Corp., Class A	1,148	91,553
*	Alight, Inc., Class A	124,595	1,123,847
	Allient, Inc.	4,747	139,514
*	Alpha Pro Tech Ltd.	1,796	10,722
	Alta Equipment Group, Inc.	6,851	76,115
*	Ameresco, Inc., Class A	8,612	180,249
*	American Superconductor Corp.	8,401	103,752
*	American Woodmark Corp.	4,932	454,139
	Apogee Enterprises, Inc.	6,087	376,055
	ARC Document Solutions, Inc.	15,000	39,600
	ArcBest Corp.	7,233	802,212
	Arcosa, Inc.	13,644	1,037,217
	Argan, Inc.	3,568	215,008
*	ASGN, Inc.	9,795	944,728
	Astec Industries, Inc.	5,382	224,968
*	Astronics Corp.	8,264	138,587
*	Asure Software, Inc.	5,807	42,914
	AZZ, Inc.	6,573	470,824
	Barnes Group, Inc.	12,808	444,694
*	Beacon Roofing Supply, Inc.	10,725	1,056,734
	BGSF, Inc.	1,600	13,712
*	BlueLinx Holdings, Inc.	2,911	319,249
	Boise Cascade Co.	11,682	1,545,178
	Brady Corp., Class A	9,439	556,901
*	BrightView Holdings, Inc.	24,156	271,755
*	Broadwind, Inc.	3,704	7,852
*	CACI International, Inc., Class A	2,646	1,064,301
*	Cadeler AS, ADR	4,476	83,298
*	CECO Environmental Corp.	4,354	94,133
	Civeo Corp.	3,828	88,886
# *	Clarivate PLC	62,307	421,195
	Columbus McKinnon Corp.	9,005	371,636
*	Commercial Vehicle Group, Inc.	8,639	51,920
	Concentrix Corp.	5,115	279,637
*	Concrete Pumping Holdings, Inc.	11,409	75,870
*	Conduent, Inc.	55,327	174,280
	Covenant Logistics Group, Inc.	2,640	119,302
*	Custom Truck One Source, Inc.	2,902	14,481
	Deluxe Corp.	12,913	255,032
*	Distribution Solutions Group, Inc.	2,740	90,338
*	DLH Holdings Corp.	1,099	11,671
*	DNOW, Inc.	34,084	480,925

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Douglas Dynamics, Inc.	1,762	$39,892
*	Ducommun, Inc.	5,134	277,698
	Dun & Bradstreet Holdings, Inc.	106,885	972,654
*	DXP Enterprises, Inc.	5,281	257,502
	Eastern Co.	1,042	33,125
	Encore Wire Corp.	4,821	1,346,795
	EnerSys.	6,535	591,091
	Ennis, Inc.	8,289	164,951
	Enpro, Inc.	5,896	885,166
*	Enviri Corp.	16,990	132,182
	Esab Corp.	7,224	764,877
	ESCO Technologies, Inc.	6,001	608,801
#	EVI Industries, Inc.	201	4,125
	First Advantage Corp.	26,743	435,911
*	Forrester Research, Inc.	2,985	54,297
	Forward Air Corp.	1,250	27,525
	FTAI Infrastructure, Inc.	17,250	124,890
*	Gates Industrial Corp. PLC	69,398	1,222,793
	GATX Corp.	7,870	962,973
*	Gencor Industries, Inc.	1,912	32,447
	Genpact Ltd.	5,148	158,250
*	Gibraltar Industries, Inc.	7,051	503,864
*	GMS, Inc.	8,819	815,934
	Gorman-Rupp Co.	4,233	140,409
*	Graham Corp.	3,300	91,872
	Granite Construction, Inc.	13,630	756,465
*	Great Lakes Dredge & Dock Corp.	18,726	123,592
	Greenbrier Cos., Inc.	9,305	459,574
*	GXO Logistics, Inc.	3,794	188,410
*	Hayward Holdings, Inc.	33,896	460,308
*	Healthcare Services Group, Inc.	13,935	147,990
	Heartland Express, Inc.	20,100	199,794
	Heidrick & Struggles International, Inc.	7,441	219,361
	Helios Technologies, Inc.	5,013	226,086
	Hillenbrand, Inc.	12,465	594,830
*	Hillman Solutions Corp.	39,075	373,557
	HNI Corp.	9,979	418,619
	Hub Group, Inc., Class A	14,756	593,486
*	Hudson Global, Inc.	783	12,724
*	Hudson Technologies, Inc.	8,682	86,125
	Huntington Ingalls Industries, Inc.	2,949	816,667
	Hurco Cos., Inc.	2,372	42,933
	Hyster-Yale Materials Handling, Inc.	2,487	145,664
*	IBEX Holdings Ltd.	3,200	41,920
	ICF International, Inc.	2,472	356,685
*	IES Holdings, Inc.	3,581	483,865
	Insteel Industries, Inc.	6,591	211,571
	Interface, Inc.	18,398	281,305
*	JELD-WEN Holding, Inc.	15,620	320,210
	John Bean Technologies Corp.	493	43,921
	Kelly Services, Inc., Class A	9,787	224,514
	Kennametal, Inc.	26,704	628,345
*	Kirby Corp.	10,934	1,193,227
	Knight-Swift Transportation Holdings, Inc.	36,488	1,686,840
	Korn Ferry	15,978	970,184
*	Kratos Defense & Security Solutions, Inc.	20,851	371,565
*	L B Foster Co., Class A	3,570	83,003
*	Limbach Holdings, Inc.	2,320	105,166
*	Liquidity Services, Inc.	442	7,629

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	LSI Industries, Inc.	6,900	$100,740
	Luxfer Holdings PLC	6,450	62,114
*	Manitex International, Inc.	1,273	6,632
*	Manitowoc Co., Inc.	10,482	126,832
	ManpowerGroup, Inc.	15,031	1,134,089
	Marten Transport Ltd.	15,751	266,507
*	Masonite International Corp.	2,799	371,007
*	Mastech Digital, Inc.	560	4,973
*	Masterbrand, Inc.	35,086	584,884
*	Matrix Service Co.	5,590	62,943
	Matson, Inc.	6,898	743,466
	Matthews International Corp., Class A	10,737	289,684
	Maximus, Inc.	5,573	447,400
*	Mayville Engineering Co., Inc.	5,087	69,997
	McGrath RentCorp.	4,406	469,944
*	Mercury Systems, Inc.	13,175	371,535
*	Middleby Corp.	6,677	927,903
	Miller Industries, Inc.	3,650	177,792
	MillerKnoll, Inc.	19,276	490,189
*	Mistras Group, Inc.	10,831	94,771
*	Montrose Environmental Group, Inc.	503	21,840
*	MRC Global, Inc.	17,929	201,343
	Mueller Industries, Inc.	26,233	1,464,326
	Mueller Water Products, Inc., Class A	21,748	344,488
*	NEXTracker, Inc., Class A	7,458	319,128
	NL Industries, Inc.	5,312	43,612
*	Northwest Pipe Co.	3,517	111,313
*	NV5 Global, Inc.	2,480	231,235
*	OPENLANE, Inc.	33,467	574,963
*	Orion Group Holdings, Inc.	9,300	66,123
	Oshkosh Corp.	7,098	796,892
	Owens Corning	600	100,926
*	PAM Transportation Services, Inc.	3,504	60,024
	Park Aerospace Corp.	5,583	79,669
	Park-Ohio Holdings Corp.	3,791	96,784
*	Paycor HCM, Inc.	9,005	156,417
# *	Planet Labs PBC	58,284	98,500
	Powell Industries, Inc.	3,447	492,921
	Preformed Line Products Co.	1,615	195,463
	Primoris Services Corp.	16,168	753,429
*	Proto Labs, Inc.	6,638	202,326
	Quad/Graphics, Inc.	14,200	63,758
	Quanex Building Products Corp.	10,484	348,278
*	Radiant Logistics, Inc.	14,977	73,986
	Regal Rexnord Corp.	13,998	2,258,857
*	Resideo Technologies, Inc.	33,832	660,739
	Resources Connection, Inc.	9,358	103,406
	REV Group, Inc.	16,236	354,919
	Rush Enterprises, Inc., Class A	14,102	619,360
	Rush Enterprises, Inc., Class B	3,723	152,308
	Ryder System, Inc.	9,770	1,190,474
	Schneider National, Inc., Class B	23,825	492,701
	Sensata Technologies Holding PLC	29,160	1,117,120
	Shyft Group, Inc.	912	9,923
	Standex International Corp.	560	96,813
	Steelcase, Inc., Class A	24,785	298,164
*	Stericycle, Inc.	2,803	125,378
*	Sterling Check Corp.	12,076	182,710
*	Sterling Infrastructure, Inc.	2,826	287,122

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Stratasys Ltd.	6,857	$66,650
# *	Sunrun, Inc.	31,007	319,062
# *	TaskUS, Inc., Class A	4,974	57,002
	Tennant Co.	2,742	319,388
	Terex Corp.	14,885	834,304
*	Thermon Group Holdings, Inc.	10,515	335,744
	Timken Co.	13,601	1,213,481
*	Titan International, Inc.	13,128	144,671
*	Titan Machinery, Inc.	7,410	164,947
	Trinity Industries, Inc.	17,168	446,711
*	TrueBlue, Inc.	9,044	94,238
	TTEC Holdings, Inc.	7,241	52,714
*	Tutor Perini Corp.	13,959	232,138
	UFP Industries, Inc.	12,828	1,445,716
# *	U-Haul Holding Co.	3,791	239,705
	U-Haul Holding Co.	26,313	1,613,513
*	Ultralife Corp.	3,073	35,954
	UniFirst Corp.	3,482	557,573
	Universal Logistics Holdings, Inc.	6,352	283,807
*	V2X, Inc.	2,047	99,443
	Valmont Industries, Inc.	1,881	385,229
	Vestis Corp.	1,374	25,309
	Virco Mfg. Corp.	2,012	21,468
# *	VirTra, Inc.	1,814	28,589
	VSE Corp.	3,708	289,484
	Wabash National Corp.	10,149	234,543
	Werner Enterprises, Inc.	9,036	309,031
	WESCO International, Inc.	11,778	1,799,089
*	Willdan Group, Inc.	4,998	140,894
*	Willis Lease Finance Corp.	823	40,006

TOTAL INDUSTRIALS			78,285,306

INFORMATION TECHNOLOGY — (9.3%)
*	8x8, Inc.	6,980	15,426
# *	908 Devices, Inc.	7,209	41,091
*	ACI Worldwide, Inc.	26,466	902,491
	Advanced Energy Industries, Inc.	293	28,081
# *	Aeva Technologies, Inc.	6,546	20,423
*	Alpha & Omega Semiconductor Ltd.	7,380	161,401
	Amdocs Ltd.	10,819	908,688
	American Software, Inc., Class A	5,694	57,566
	Amkor Technology, Inc.	66,375	2,147,231
*	Amtech Systems, Inc.	4,841	23,334
*	Arrow Electronics, Inc.	18,498	2,361,640
*	Aspen Technology, Inc.	3,496	688,257
*	AstroNova, Inc.	670	11,571
*	Aviat Networks, Inc.	2,896	96,871
	Avnet, Inc.	33,784	1,651,024
*	AXT, Inc.	6,399	19,197
	Bel Fuse, Inc., Class B	3,300	193,776
	Belden, Inc.	3,817	310,208
	Benchmark Electronics, Inc.	12,099	365,511
*	Cerence, Inc.	10,825	98,616
*	CEVA, Inc.	4,958	100,499
*	Cirrus Logic, Inc.	4,976	440,724
# *	Cleanspark, Inc.	56,312	922,390
*	Coherent Corp.	22,071	1,205,739
*	Cohu, Inc.	11,484	348,195
*	Comtech Telecommunications Corp.	6,636	12,476

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Corsair Gaming, Inc.	17,068	$189,455
	CSP, Inc.	524	6,849
	CTS Corp.	6,069	277,657
*	Daily Journal Corp.	335	112,292
*	Daktronics, Inc.	13,790	130,315
*	Diebold Nixdorf, Inc.	401	12,696
*	Digi International, Inc.	8,391	257,268
# * »	Digital Turbine, Inc.	15,892	30,354
*	Diodes, Inc.	9,457	690,456
*	DXC Technology Co.	49,561	965,944
*	E2open Parent Holdings, Inc.	39,000	189,150
*	Eastman Kodak Co.	11,285	50,782
*	eGain Corp.	2,400	14,904
*	ePlus, Inc.	5,603	430,759
*	EverCommerce, Inc.	8,610	77,490
*	FARO Technologies, Inc.	4,348	81,525
*	Flex Ltd.	60,045	1,720,289
*	Grid Dynamics Holdings, Inc.	12,736	124,431
*	Ichor Holdings Ltd.	10,822	419,677
*	Identiv, Inc.	4,452	22,438
	Immersion Corp.	10,431	75,833
	Information Services Group, Inc.	10,453	35,227
*	inTEST Corp.	3,000	33,810
*	Intevac, Inc.	6,900	29,187
*	IPG Photonics Corp.	322	27,041
*	Itron, Inc.	3,840	353,741
	Juniper Networks, Inc.	11,572	402,937
*	Kimball Electronics, Inc.	8,898	186,235
*	Knowles Corp.	32,672	517,198
	Kulicke & Soffa Industries, Inc.	11,770	544,716
*	KVH Industries, Inc.	7,101	34,085
*	Kyndryl Holdings, Inc.	10,899	214,274
*	Lantronix, Inc.	5,605	21,075
	Littelfuse, Inc.	2,407	555,150
*	LiveRamp Holdings, Inc.	14,426	463,219
*	Lumentum Holdings, Inc.	13,885	607,608
*	Luna Innovations, Inc.	7,944	16,365
*	Magnachip Semiconductor Corp.	10,292	51,666
*	Marathon Digital Holdings, Inc.	19,557	314,085
*	Matterport, Inc.	95,076	437,350
*	MaxLinear, Inc.	3,731	77,567
*	MeridianLink, Inc.	8,468	141,246
	Methode Electronics, Inc.	8,001	97,532
*	Mirion Technologies, Inc.	8,741	95,015
*	Mitek Systems, Inc.	8,516	107,557
*	NCR Voyix Corp.	7,826	95,868
*	NETGEAR, Inc.	6,962	102,898
*	NetScout Systems, Inc.	18,271	351,899
*	nLight, Inc.	6,600	75,174
*	Olo, Inc., Class A	25,891	124,277
	ON24, Inc.	12,540	82,639
*	Onto Innovation, Inc.	3,801	705,047
*	OSI Systems, Inc.	3,543	465,692
	PC Connection, Inc.	7,461	462,358
*	Photronics, Inc.	18,777	514,678
*	Plexus Corp.	5,963	602,323
*	Qorvo, Inc.	4,690	547,980
*	Ribbon Communications, Inc.	9,300	29,481
	Richardson Electronics Ltd.	4,279	45,058

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Riot Platforms, Inc.	34,022	$343,962
*	Rogers Corp.	4,072	484,934
*	Sanmina Corp.	17,147	1,040,308
	Sapiens International Corp. NV	2,491	76,723
*	ScanSource, Inc.	9,180	382,072
*	SecureWorks Corp., Class A	3,206	19,524
*	Silicon Laboratories, Inc.	279	33,896
*	SMART Global Holdings, Inc.	7,837	143,182
# *	SmartRent, Inc.	4,219	9,788
	SolarWinds Corp.	40,421	445,439
*	Synchronoss Technologies, Inc.	1,242	7,837
	TD SYNNEX Corp.	19,597	2,309,310
*	TransAct Technologies, Inc.	1,945	10,406
*	TTM Technologies, Inc.	36,410	543,601
*	Twilio, Inc., Class A	11,148	667,542
*	Ultra Clean Holdings, Inc.	20,125	841,829
*	Upland Software, Inc.	3,198	6,908
*	Veeco Instruments, Inc.	12,038	425,423
*	Verint Systems, Inc.	10,161	307,675
# *	Viasat, Inc.	4,870	77,482
*	Viavi Solutions, Inc.	39,209	309,751
	Vishay Intertechnology, Inc.	32,864	760,473
*	Vishay Precision Group, Inc.	4,379	144,507
	Xerox Holdings Corp.	35,050	465,814
*	Xperi, Inc.	10,400	109,304

TOTAL INFORMATION TECHNOLOGY			38,549,938

MATERIALS — (6.3%)
*	Alto Ingredients, Inc.	24,050	45,455
	American Vanguard Corp.	7,188	81,871
# *	Arcadium Lithium PLC	77,193	339,649
	Ashland, Inc.	12,657	1,206,592
*	Aspen Aerogels, Inc.	9,802	153,499
	Avient Corp.	25,575	1,084,891
	Berry Global Group, Inc.	17,144	971,036
	Carpenter Technology Corp.	10,402	891,451
*	Coeur Mining, Inc.	89,507	404,572
	Commercial Metals Co.	32,834	1,764,499
#	Compass Minerals International, Inc.	13,319	165,822
# *	Gatos Silver, Inc.	20,379	195,027
	Graphic Packaging Holding Co.	22,756	588,243
	Greif, Inc., Class A	6,146	376,627
	Greif, Inc., Class B	3,492	218,180
	Hawkins, Inc.	4,044	306,414
	Haynes International, Inc.	3,802	228,690
	HB Fuller Co.	10,154	758,605
	Hecla Mining Co.	142,931	676,064
	Huntsman Corp.	53,129	1,267,658
*	Ingevity Corp.	6,542	334,558
	Innospec, Inc.	5,432	651,840
	International Paper Co.	36,024	1,258,679
*	Intrepid Potash, Inc.	4,906	98,709
	Kaiser Aluminum Corp.	1,190	107,683
*	Knife River Corp.	7,242	566,252
	Koppers Holdings, Inc.	4,439	227,632
	Louisiana-Pacific Corp.	2,719	199,004
*	LSB Industries, Inc.	17,898	166,451
	Materion Corp.	4,420	508,035
	Mercer International, Inc.	15,750	159,547

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Metallus, Inc.	1,863	$38,303
	Minerals Technologies, Inc.	8,755	638,152
	Mosaic Co.	48,401	1,519,307
# *	MP Materials Corp.	26,973	431,568
	Myers Industries, Inc.	7,718	169,024
	Olympic Steel, Inc.	3,594	228,471
	Pactiv Evergreen, Inc.	18,125	276,225
# *	Perimeter Solutions SA	2,255	15,785
	Quaker Chemical Corp.	1,619	301,992
	Radius Recycling, Inc.	9,800	170,716
	Ryerson Holding Corp.	11,685	333,607
	Sensient Technologies Corp.	8,113	594,034
	Silgan Holdings, Inc.	22,745	1,061,282
	Sonoco Products Co.	17,586	985,695
	Stepan Co.	5,727	475,284
	Sylvamo Corp.	5,954	372,125
	TriMas Corp.	9,868	256,469
	Westrock Co.	37,192	1,783,728
	Worthington Steel, Inc.	11,339	349,128

TOTAL MATERIALS			26,004,130

REAL ESTATE — (1.4%)
*	Anywhere Real Estate, Inc.	25,405	123,468
*	Cushman & Wakefield PLC	50,065	483,127
*	Five Point Holdings LLC, Class A	18,171	51,606
*	Forestar Group, Inc.	10,863	336,644
*	FRP Holdings, Inc.	4,908	148,762
*	Howard Hughes Holdings, Inc.	13,882	904,551
*	Jones Lang LaSalle, Inc.	10,107	1,826,335
	Kennedy-Wilson Holdings, Inc.	33,639	288,959
	Marcus & Millichap, Inc.	17,230	545,674
	Newmark Group, Inc., Class A	36,939	353,506
*	Opendoor Technologies, Inc.	143,087	284,743
	RE/MAX Holdings, Inc., Class A	4,179	29,337
	RMR Group, Inc., Class A	2,500	59,300
*	Stratus Properties, Inc.	1,919	43,523
*	Tejon Ranch Co.	8,432	141,489

TOTAL REAL ESTATE			5,621,024

UTILITIES — (0.4%)
# *	Altus Power, Inc.	18,009	66,093
#	Brookfield Renewable Corp., Class A	16,877	392,221
	Genie Energy Ltd., Class B	3,078	47,063
# *	Montauk Renewables, Inc.	6,333	22,799
	New Jersey Resources Corp.	19,776	864,013
#	Ormat Technologies, Inc.	4,754	303,448
# *	Sunnova Energy International, Inc.	5,515	23,218

TOTAL UTILITIES			1,718,855

TOTAL COMMON STOCKS Cost ($339,649,985)			405,345,911

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	1,578,636	1,578,636

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	556,178	$6,433,868

TOTAL INVESTMENTS — (100.0%) (Cost $347,662,488)			$413,358,415

ADR American Depositary Receipt

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$14,464,776	$4,046	—	$14,468,822
Consumer Discretionary	69,553,143	—	—	69,553,143
Consumer Staples	15,607,102	—	—	15,607,102
Energy	18,507,936	—	—	18,507,936
Financials	109,463,817	—	—	109,463,817
Health Care	27,552,378	—	$13,460	27,565,838
Industrials	78,285,306	—	—	78,285,306
Information Technology	38,519,584	30,354	—	38,549,938
Materials	26,004,130	—	—	26,004,130
Real Estate	5,621,024	—	—	5,621,024
Utilities	1,718,855	—	—	1,718,855
Temporary Cash Investments	1,578,636	—	—	1,578,636
Securities Lending Collateral	—	6,433,868	—	6,433,868

Total Investments in Securities	$406,876,687	$6,468,268	$13,460<>	$413,358,415

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.5%)
AUSTRALIA — (5.1%)
	Accent Group Ltd.	201,957	$245,378
	Acrow Ltd.	77,372	56,548
*	Ainsworth Game Technology Ltd.	22,621	17,529
*	Alkane Resources Ltd.	108,421	43,386
	ALS Ltd.	115,890	968,958
	Altium Ltd.	41,278	1,743,990
#*	AMA Group Ltd.	462,509	17,816
	AMP Ltd.	1,285,337	904,664
	Ampol Ltd.	164,706	3,889,333
	ANZ Group Holdings Ltd.	243,488	4,393,479
#*	Appen Ltd.	86,408	34,005
#*	Arafura Rare Earths Ltd.	206,960	26,425
	ARB Corp. Ltd.	19,320	474,296
*	Arcadium Lithium PLC, CDI	60,957	255,234
	Aristocrat Leisure Ltd.	172,545	4,403,347
#	ARN Media Ltd.	113,080	60,925
#*	Articore Group Ltd.	58,802	16,639
	Atlas Arteria Ltd.	234,015	779,372
	AUB Group Ltd.	7,301	132,414
*	Audinate Group Ltd.	6,858	82,335
#*	Aurelia Metals Ltd.	355,173	45,666
#*	Aussie Broadband Ltd.	81,024	193,260
	Austal Ltd.	147,496	218,159
#	Austin Engineering Ltd.	59,853	19,462
#	Australian Clinical Labs Ltd.	50,876	79,858
	Australian Ethical Investment Ltd.	35,809	108,189
#	Australian Finance Group Ltd.	92,759	89,720
#*	Australian Strategic Materials Ltd.	11,417	7,459
#*	Australian Vintage Ltd.	75,851	18,496
	Auswide Bank Ltd.	7,904	22,263
	Autosports Group Ltd.	7,525	12,676
#*††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	61,103
#	Bank of Queensland Ltd.	268,206	1,059,454
	Bapcor Ltd.	139,809	523,485
	Base Resources Ltd.	129,722	20,969
#	Beacon Lighting Group Ltd.	39,263	73,803
*	Bellevue Gold Ltd.	210,672	238,037
	Brambles Ltd.	401,110	3,773,502
*	Bravura Solutions Ltd.	193,511	171,064
	Breville Group Ltd.	48,754	802,722
#*††	BWX Ltd.	51,883	0
	Capitol Health Ltd.	221,740	34,326
*	Capricorn Metals Ltd.	102,674	325,025
	CAR Group Ltd.	61,412	1,331,627
#*	Catapult Group International Ltd.	40,885	37,668
	Cedar Woods Properties Ltd.	42,437	130,408
*	Cettire Ltd.	116,586	221,619
	Challenger Ltd.	324,239	1,396,952
	Champion Iron Ltd.	209,667	950,175
#	Clover Corp. Ltd.	30,399	10,139
*	Coast Entertainment Holdings Ltd.	69,563	21,909
	Cochlear Ltd.	13,629	2,843,118
	Codan Ltd.	40,974	288,770
#*	Cogstate Ltd.	11,856	10,794

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Coles Group Ltd.	161,636	$1,685,737
	Commonwealth Bank of Australia	161,290	11,817,643
	Computershare Ltd.	176,357	3,098,305
	CSL Ltd.	25,908	4,603,232
	CSR Ltd.	221,382	1,262,715
	Data#3 Ltd.	58,341	286,952
*	De Grey Mining Ltd.	119,437	99,392
	Deterra Royalties Ltd.	165,338	523,361
#*	Develop Global Ltd.	5,983	9,390
	Dicker Data Ltd.	31,315	215,728
	Domain Holdings Australia Ltd.	71,529	135,182
	Domino’s Pizza Enterprises Ltd.	10,934	275,815
	Downer EDI Ltd.	180,376	541,498
	Duratec Ltd.	23,642	15,616
	Eagers Automotive Ltd.	77,781	626,575
	Elanor Investor Group.	9,659	7,487
	Elders Ltd.	75,932	412,552
	Emeco Holdings Ltd.	163,382	75,815
*	Emerald Resources NL	53,589	120,634
	Endeavour Group Ltd.	245,733	845,052
	Enero Group Ltd.	18,021	19,342
	EQT Holdings Ltd.	6,654	130,543
	Evolution Mining Ltd.	329,080	848,626
*	FleetPartners Group Ltd.	137,030	317,288
#	Fleetwood Ltd.	63,521	66,128
#	Flight Centre Travel Group Ltd.	57,175	777,123
	Fortescue Ltd.	383,573	6,357,509
#*	Frontier Digital Ventures Ltd.	37,508	13,656
	G8 Education Ltd.	277,699	218,128
*	Genesis Minerals Ltd.	66,552	74,422
	GR Engineering Services Ltd.	49,124	72,543
	GrainCorp Ltd., Class A	105,630	580,400
	GUD Holdings Ltd.	61,164	401,650
	GWA Group Ltd.	126,104	208,358
	Hansen Technologies Ltd.	85,971	260,509
	Harvey Norman Holdings Ltd.	154,894	454,895
*	Hastings Technology Metals Ltd.	7,201	1,578
*	Healius Ltd.	425,809	328,020
	Helia Group Ltd.	256,449	658,239
*	Hot Chili Ltd.	5,149	4,117
	HUB24 Ltd.	12,509	321,401
#	Humm Group Ltd.	153,346	45,944
#	IDP Education Ltd.	77,909	812,348
	IGO Ltd.	207,731	1,034,642
	Iluka Resources Ltd.	44,776	217,728
	Imdex Ltd.	304,982	409,006
#*	Immutep Ltd.	50,460	13,897
#*	Immutep Ltd., Sponsored ADR	4,300	11,567
	Infomedia Ltd.	158,228	168,373
	Insignia Financial Ltd.	288,903	452,126
	Insurance Australia Group Ltd.	712,710	2,952,742
#	Integral Diagnostics Ltd.	36,081	59,356
#*	ioneer Ltd.	107,905	13,400
	IPH Ltd.	81,121	326,548
*	IRESS Ltd.	44,669	244,132
	IVE Group Ltd.	45,812	63,202
*	James Hardie Industries PLC, CDI	118,247	4,065,090
	JB Hi-Fi Ltd.	64,332	2,510,369
	Johns Lyng Group Ltd.	83,636	299,921

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Jumbo Interactive Ltd.	3,096	$31,469
	Jupiter Mines Ltd.	167,332	31,851
#	Kogan.com Ltd.	13,445	43,712
	Lendlease Corp. Ltd.	220,239	908,276
	Lifestyle Communities Ltd.	50,820	387,752
	Lindsay Australia Ltd.	33,541	20,639
	Link Administration Holdings Ltd.	568,976	821,109
#*	Liontown Resources Ltd.	5,143	4,036
	Lottery Corp. Ltd.	416,983	1,300,775
	Lovisa Holdings Ltd.	29,476	594,061
	Lycopodium Ltd.	16,294	129,535
*	Lynas Rare Earths Ltd.	294,764	1,232,512
	MA Financial Group Ltd.	24,771	73,503
	Macmahon Holdings Ltd.	514,245	82,653
	Macquarie Group Ltd.	34,775	4,163,934
*	Macquarie Technology Group Ltd.	2,697	141,879
#	Mader Group Ltd.	4,543	19,661
	Magellan Financial Group Ltd.	130,506	741,030
	MaxiPARTS Ltd.	4,065	6,323
	McMillan Shakespeare Ltd.	53,003	632,667
#	McPherson’s Ltd.	79,250	25,133
	Medibank Pvt Ltd.	876,678	2,009,222
#*	Mesoblast Ltd.	158,389	100,578
#*	Metals X Ltd.	132,918	38,715
	Metcash Ltd.	874,527	2,217,700
	Michael Hill International Ltd.	39,511	16,836
	Mineral Resources Ltd.	48,475	2,198,938
*	MMA Offshore Ltd.	251,850	424,771
	Monadelphous Group Ltd.	37,711	323,933
	Monash IVF Group Ltd.	122,611	116,129
	Myer Holdings Ltd.	152,902	74,938
	MyState Ltd.	41,341	95,642
*	Nanosonics Ltd.	37,297	69,011
	National Australia Bank Ltd.	248,994	5,397,572
	Navigator Global Investments Ltd.	117,612	140,648
	Netwealth Group Ltd.	58,407	735,141
#*	NEXTDC Ltd.	87,697	930,946
	nib holdings Ltd.	323,631	1,545,512
	Northern Star Resources Ltd.	68,946	653,521
#*	Novonix Ltd.	24,110	13,304
	Nufarm Ltd.	217,968	720,446
	Objective Corp. Ltd.	7,562	60,987
*	OFX Group Ltd.	31,717	34,024
*	Omni Bridgeway Ltd.	52,908	42,496
	oOh!media Ltd.	271,984	294,061
	Orica Ltd.	71,096	823,202
	Orora Ltd.	781,572	1,095,524
	Pacific Current Group Ltd.	18,366	119,401
*	Paladin Energy Ltd.	48,351	429,103
	Peet Ltd.	185,175	142,149
#	PeopleIN Ltd.	14,700	9,186
	Perenti Ltd.	541,519	332,383
	Perpetual Ltd.	35,458	539,112
	Perseus Mining Ltd.	488,791	714,965
*	PEXA Group Ltd.	55,603	432,495
#	Pilbara Minerals Ltd.	814,491	2,073,615
	Pinnacle Investment Management Group Ltd.	33,461	239,743
	Platinum Asset Management Ltd.	248,522	171,049
#	PointsBet Holdings Ltd.	36,380	11,925

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Praemium Ltd.	78,103	$24,692
	Premier Investments Ltd.	38,919	748,632
	Pro Medicus Ltd.	31,434	2,245,805
	Propel Funeral Partners Ltd.	4,529	15,691
	PSC Insurance Group Ltd.	12,457	43,137
	PWR Holdings Ltd.	14,264	107,978
	QBE Insurance Group Ltd.	276,816	3,166,489
	Ramelius Resources Ltd.	307,858	408,377
	Ramsay Health Care Ltd.	38,462	1,289,255
	REA Group Ltd.	18,274	2,094,713
*	ReadyTech Holdings Ltd.	14,937	32,824
*	Red 5 Ltd.	886,500	253,914
	Reece Ltd.	47,708	846,324
#	Reject Shop Ltd.	6,652	18,275
	Reliance Worldwide Corp. Ltd.	257,530	845,300
*	Resolute Mining Ltd.	353,804	96,116
*	Retail Food Group Ltd.	1,226,658	55,630
	Rio Tinto Ltd.	23,380	1,945,785
*	RPMGlobal Holdings Ltd.	49,350	78,792
*	Sandfire Resources Ltd.	275,209	1,657,589
	SEEK Ltd.	63,633	982,991
	Service Stream Ltd.	281,340	231,715
	Seven Group Holdings Ltd.	47,953	1,165,215
*	Seven West Media Ltd.	342,179	46,245
	SG Fleet Group Ltd.	36,966	74,967
	Shaver Shop Group Ltd.	14,608	10,773
	Sigma Healthcare Ltd.	1,828,981	1,489,307
*	Silver Lake Resources Ltd.	262,434	242,172
	Sims Ltd.	100,773	772,352
	Sims Ltd., Sponsored ADR	819	6,159
	SmartGroup Corp. Ltd.	77,566	475,608
#	Solvar Ltd.	3,602	2,242
	Sonic Healthcare Ltd.	90,219	1,550,474
	Southern Cross Electrical Engineering Ltd.	30,707	24,436
	Southern Cross Media Group Ltd.	119,462	73,705
	SRG Global Ltd.	65,360	35,313
*	St Barbara Ltd.	44,101	7,441
	Steadfast Group Ltd.	267,610	973,946
	Suncorp Group Ltd.	246,407	2,631,726
	Super Retail Group Ltd.	74,468	692,431
#*	Syrah Resources Ltd.	69,307	22,865
	Tabcorp Holdings Ltd.	1,202,258	564,119
	Technology One Ltd.	177,456	1,837,949
*	Temple & Webster Group Ltd.	24,823	181,165
*	Trajan Group Holdings Ltd.	11,277	7,836
	Transurban Group	214,972	1,725,894
	Treasury Wine Estates Ltd.	190,374	1,476,389
*	Tyro Payments Ltd.	81,349	49,918
	Ventia Services Group Pty. Ltd.	266,533	620,315
Ω	Viva Energy Group Ltd.	499,838	1,094,392
*	Webjet Ltd.	43,518	228,429
	Wesfarmers Ltd.	101,985	4,368,959
*	West African Resources Ltd.	186,197	157,775
	Westgold Resources Ltd.	156,501	223,582
	Westpac Banking Corp.	377,925	6,275,952
	WiseTech Global Ltd.	22,809	1,343,736
	Woolworths Group Ltd.	142,115	2,915,789
	Worley Ltd.	124,280	1,199,700
*	Xero Ltd.	25,747	1,998,951

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	XRF Scientific Ltd.	26,210	$24,389

TOTAL AUSTRALIA			176,732,841

AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	75,373
	ANDRITZ AG	28,047	1,530,904
Ω	BAWAG Group AG	23,519	1,404,338
	CA Immobilien Anlagen AG	8,806	286,431
	DO & Co. AG	1,810	277,259
	Erste Group Bank AG	48,969	2,283,673
*	Eurotelesites AG	9,318	34,997
*	FACC AG	2,711	18,181
*	Immofinanz AG	33,830	205,917
*	Kapsch TrafficCom AG	705	6,127
	Oesterreichische Post AG	11,975	381,491
	Palfinger AG	6,062	136,237
	PIERER Mobility AG	288	11,329
	Porr AG	7,322	110,984
	Raiffeisen Bank International AG	27,193	502,224
*	Rosenbauer International AG	1,549	49,286
	Schoeller-Bleckmann Oilfield Equipment AG	3,345	162,703
	Strabag SE	442	18,783
	Telekom Austria AG	44,713	384,045
*	UBM Development AG	2,066	42,039
	UNIQA Insurance Group AG	34,289	300,771
#	Verbund AG	15,296	1,168,479
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	502,261
	Wienerberger AG	13,247	473,386
	Zumtobel Group AG	11,802	75,435

TOTAL AUSTRIA			10,442,653

BELGIUM — (0.9%)
	Ackermans & van Haaren NV	10,436	1,793,815
	Ageas SA	102,476	4,703,808
*	Argenx SE, ADR	126	47,313
*	Argenx SE	2,483	927,559
	Azelis Group NV	29,351	705,244
	Barco NV	12,178	168,945
	Bekaert SA	22,554	1,128,506
#	bpost SA	38,868	153,049
	Cie d’Entreprises CFE	3,294	26,882
	Colruyt Group NV	45,619	2,110,436
	Deceuninck NV	16,709	45,359
	D’ieteren Group	2,525	544,699
	Econocom Group SA	62,791	147,053
	Elia Group SA	11,919	1,147,580
	EVS Broadcast Equipment SA	4,303	155,334
	Fagron	33,226	644,642
*	Galapagos NV	13,731	388,377
	Gimv NV	10,548	492,410
	Greenyard NV	5,108	29,097
*	Hyloris Pharmaceuticals SA	1,301	16,245
#	Immobel SA	2,561	76,571
#	Ion Beam Applications	4,495	60,146
	KBC Group NV	110,738	8,226,079
	Lotus Bakeries NV	173	1,739,260
	Melexis NV	5,388	450,254
#*	Ontex Group NV	6,605	66,559

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Orange Belgium SA	11,895	$178,532
	Proximus SADP	82,479	607,681
#	Recticel SA	18,275	240,685
	Roularta Media Group NV	1,354	15,671
	Solvay SA	10,787	348,458
	Tessenderlo Group SA	5,181	132,954
	UCB SA	16,905	2,241,774
#	Umicore SA	96,172	2,130,232
	Van de Velde NV	2,854	106,195
	VGP NV	5,797	630,704

TOTAL BELGIUM			32,628,108

CANADA — (8.8%)
*	5N Plus, Inc.	41,599	141,116
	Acadian Timber Corp.	4,200	53,360
	ADENTRA, Inc.	7,829	242,152
#	Aecon Group, Inc.	18,617	228,681
	Ag Growth International, Inc.	7,173	276,207
	AGF Management Ltd., Class B	16,300	93,302
#	Agnico Eagle Mines Ltd.	96,355	6,103,959
*	Aimia, Inc.	19,431	33,311
	Alamos Gold, Inc., Class A	142,319	2,093,509
	AltaGas Ltd.	104,734	2,296,061
	Altus Group Ltd.	9,257	339,711
	Amerigo Resources Ltd.	13,500	16,965
	Andlauer Healthcare Group, Inc.	13,293	402,754
	Andrew Peller Ltd., Class A	11,700	32,636
*	Argonaut Gold, Inc.	108,800	33,194
*	Aritzia, Inc.	37,493	970,654
*	Ascot Resources Ltd.	48,000	24,756
	Atco Ltd., Class I	26,256	716,550
*	ATS Corp.	34,901	1,148,198
#	Aura Minerals, Inc.	2,700	20,299
*	AutoCanada, Inc.	2,455	43,085
	B2Gold Corp.	197,240	499,643
#*	Ballard Power Systems, Inc.	57,741	151,858
	Bank of Montreal	110,473	9,867,673
	Bank of Nova Scotia	186,347	8,550,964
*	Bausch & Lomb Corp.	904	13,144
#*	Bausch Health Cos., Inc.	55,248	483,972
#	BCE, Inc.	15,161	498,039
	Bird Construction, Inc.	35,657	490,311
	Black Diamond Group Ltd.	13,600	83,676
#*	BlackBerry Ltd.	48,400	135,036
	BMTC Group, Inc.	1,803	18,847
*	Bombardier, Inc., Class A	800	36,494
#*	Bombardier, Inc., Class B	24,469	1,114,805
	Boralex, Inc., Class A	25,615	514,105
	Boyd Group Services, Inc.	8,292	1,550,583
*	Bragg Gaming Group, Inc.	1,898	10,363
	Bridgemarq Real Estate Services	3,200	31,962
	Brookfield Corp., Class A	200,827	8,057,179
	Brookfield Infrastructure Corp., Class A	26,422	804,938
	Brookfield Reinsurance Ltd.	1,581	63,509
	BRP, Inc.	10,787	725,722
*	CAE, Inc.	74,294	1,433,145
*	Calfrac Well Services Ltd.	25,300	77,555
	Calian Group Ltd.	3,589	143,284
#	Cameco Corp.	51,264	2,339,170

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canaccord Genuity Group, Inc.	29,849	$189,287
#*	Canada Goose Holdings, Inc.	8,922	100,718
	Canadian Imperial Bank of Commerce	157,286	7,342,436
#	Canadian Tire Corp. Ltd., Class A	25,503	2,463,694
	Canadian Utilities Ltd., Class A	29,300	655,108
	Canadian Western Bank	24,279	465,774
*	Canfor Corp.	55,700	587,082
*	Capstone Copper Corp.	66,109	457,646
	Cascades, Inc.	64,636	433,833
*	Cathedral Energy Services Ltd.	12,500	7,990
	CCL Industries, Inc., Class B	78,499	4,008,629
	Celestica, Inc.	37,239	1,613,259
	Centerra Gold, Inc.	96,184	585,493
	CES Energy Solutions Corp.	162,478	669,197
*	CGI, Inc.	56,046	5,674,521
	CI Financial Corp.	71,306	842,215
	Cogeco Communications, Inc.	6,425	254,685
	Cogeco, Inc.	2,829	105,483
*	Colabor Group, Inc.	30,300	27,182
#	Colliers International Group, Inc.	21,123	2,197,814
	Computer Modelling Group Ltd.	39,623	316,028
	Constellation Software, Inc.	3,958	10,190,143
	Converge Technology Solutions Corp.	34,363	133,543
	Corby Spirit & Wine Ltd.	4,000	38,499
	Corus Entertainment, Inc., Class B	88,190	32,671
	Definity Financial Corp.	27,455	915,200
#*	Denison Mines Corp.	64,125	127,630
*	dentalcorp Holdings Ltd.	15,924	72,526
*	Descartes Systems Group, Inc.	15,220	1,412,247
	Dollarama, Inc.	57,878	4,828,177
	Doman Building Materials Group Ltd.	38,876	216,880
*	Dorel Industries, Inc., Class B	9,728	43,035
#	DREAM Unlimited Corp., Class A	19,224	251,358
	Dundee Precious Metals, Inc.	47,286	357,912
	Dye & Durham Ltd.	5,468	58,308
	Dynacor Group, Inc.	4,300	16,305
	ECN Capital Corp.	32,404	41,427
	E-L Financial Corp. Ltd.	600	479,420
*	Eldorado Gold Corp.	91,380	1,302,772
	Element Fleet Management Corp.	327,791	5,231,227
	Empire Co. Ltd., Class A	79,878	1,860,812
#	Enbridge, Inc.	154,639	5,496,014
#	Endeavour Mining PLC	84,883	1,773,923
#*	Endeavour Silver Corp.	36,704	96,520
	Enerflex Ltd.	17,358	101,501
	Enghouse Systems Ltd.	19,586	424,116
*	Ensign Energy Services, Inc.	29,414	54,484
	EQB, Inc.	16,583	1,001,135
#*	Equinox Gold Corp.	78,892	426,810
#*	ERO Copper Corp.	41,543	847,064
	Evertz Technologies Ltd.	10,130	102,577
#	Extendicare, Inc.	18,000	94,795
	Fairfax Financial Holdings Ltd.	8,844	9,615,300
	Fiera Capital Corp.	42,439	211,478
	Finning International, Inc.	84,789	2,660,107
*	Firan Technology Group Corp.	5,300	19,327
	Firm Capital Mortgage Investment Corp.	3,500	27,382
	First Majestic Silver Corp.	121,171	808,197
	First National Financial Corp.	9,343	260,272

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	FirstService Corp.	15,852	$2,329,745
*	Fission Uranium Corp.	18,500	14,514
	Foraco International SA	33,964	72,534
*	Fortuna Silver Mines, Inc.	113,106	513,502
*	Galiano Gold, Inc.	10,852	17,500
*	GDI Integrated Facility Services, Inc.	2,838	76,648
	George Weston Ltd.	31,211	4,107,432
	Gibson Energy, Inc.	120,393	1,974,702
	goeasy Ltd.	5,113	653,828
*	GoldMoney, Inc.	2,660	15,496
	Great-West Lifeco, Inc.	70,289	2,078,571
*	Haivision Systems, Inc.	3,000	9,981
	Hammond Manufacturing Co. Ltd., Class A	600	5,121
	Hammond Power Solutions, Inc.	2,547	213,433
*	Heroux-Devtek, Inc.	10,559	143,123
	Hudbay Minerals, Inc.	135,634	1,141,957
Ω	Hydro One Ltd.	73,989	2,072,434
	iA Financial Corp., Inc.	53,742	3,258,132
*	IAMGOLD Corp.	140,740	500,188
#	IGM Financial, Inc.	41,133	1,028,138
	Information Services Corp.	6,943	133,701
	Innergex Renewable Energy, Inc.	66,465	387,690
	Intact Financial Corp.	27,618	4,539,371
*	Interfor Corp.	29,742	377,433
#*	Ivanhoe Mines Ltd., Class A	24,230	328,429
Ω	Jamieson Wellness, Inc.	10,569	200,762
*	K92 Mining, Inc.	69,583	369,991
*	Karora Resources, Inc.	34,088	132,722
	K-Bro Linen, Inc.	3,622	90,902
#	Keyera Corp.	46,798	1,200,672
*	Kinaxis, Inc.	5,860	623,991
	Kinross Gold Corp.	267,711	1,726,798
#	KP Tissue, Inc.	2,300	13,733
	Labrador Iron Ore Royalty Corp.	35,863	783,351
#*	Laramide Resources Ltd.	9,500	4,969
#	Laurentian Bank of Canada	21,479	401,449
#*	Lightspeed Commerce, Inc.	91,194	1,192,818
	Linamar Corp.	12,776	601,655
	Loblaw Cos. Ltd.	33,705	3,695,989
#*	Lucara Diamond Corp.	91,530	24,268
	Lundin Gold, Inc.	86,829	1,180,090
	Lundin Mining Corp.	273,772	3,126,209
#*	MAG Silver Corp.	7,121	87,446
	Magellan Aerospace Corp.	4,606	26,499
	Magna International, Inc.	64,977	3,105,884
	Mainstreet Equity Corp.	400	49,424
*	Major Drilling Group International, Inc.	33,043	229,464
*	Mandalay Resources Corp.	5,600	9,275
*	Mattr Corp.	43,530	515,726
*	MDA Ltd.	16,069	165,984
*	MDF Commerce, Inc.	3,500	14,593
*	Mega Uranium Ltd.	53,500	15,545
	Melcor Developments Ltd.	9,427	77,654
	Metro, Inc.	60,368	3,087,998
	Morguard Corp.	1,053	84,652
	MTY Food Group, Inc.	4,336	155,594
	National Bank of Canada	105,516	8,472,552
	Neo Performance Materials, Inc.	12,000	49,773
*	New Gold, Inc.	175,933	304,159

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	NFI Group, Inc.	2,427	$19,922
	North West Co., Inc.	28,205	799,447
	Nutrien Ltd.	64,731	3,415,855
	OceanaGold Corp.	332,312	719,348
	Onex Corp.	26,434	1,875,429
	Open Text Corp.	62,635	2,211,644
*	Orla Mining Ltd.	16,751	65,664
	Osisko Gold Royalties Ltd.	66,860	1,028,826
*	Osisko Mining, Inc.	64,204	141,779
#	Pan American Silver Corp.	80,580	1,486,047
	Park Lawn Corp.	5,800	69,306
	Parkland Corp.	145,434	4,480,337
	Pason Systems, Inc.	68,624	780,130
	Pembina Pipeline Corp.	57,106	2,010,059
	PHX Energy Services Corp.	32,700	212,830
	Polaris Renewable Energy, Inc.	8,001	67,244
#	Pollard Banknote Ltd.	2,929	79,254
*	Precision Drilling Corp.	10,148	712,073
	Premium Brands Holdings Corp.	13,868	908,650
	Propel Holdings, Inc.	4,000	64,650
	Pulse Seismic, Inc.	6,600	10,356
#	Quarterhill, Inc.	42,151	53,582
#	Quebecor, Inc., Class B	76,333	1,579,724
	RB Global, Inc.	25,866	1,851,457
#	Restaurant Brands International, Inc.	58,416	4,430,942
	Richelieu Hardware Ltd.	27,450	774,658
	Rogers Communications, Inc., Class B	89,327	3,346,624
#	Royal Bank of Canada	182,511	17,666,562
	Russel Metals, Inc.	33,641	947,417
	Sandstorm Gold Ltd.	39,468	215,495
	Saputo, Inc.	13,300	255,730
#	Savaria Corp.	11,100	133,121
*	Seabridge Gold, Inc.	13,094	196,410
	Secure Energy Services, Inc.	211,260	1,789,338
*	Shopify, Inc., Class A	123,733	8,686,090
	Sienna Senior Living, Inc.	9,800	95,391
*	SilverCrest Metals, Inc.	21,498	175,639
	SNC-Lavalin Group, Inc.	66,115	2,538,655
*	SNDL, Inc.	4,981	12,303
	Softchoice Corp.	1,533	19,777
*	Source Energy Services Ltd.	1,500	17,880
Ω	Spin Master Corp.	23,665	517,084
	Sprott, Inc.	5,070	199,263
	SSR Mining, Inc.	52,801	283,013
	Stantec, Inc.	34,435	2,741,507
	Stella-Jones, Inc.	38,158	2,216,887
#	StorageVault Canada, Inc.	31,381	107,821
	Sun Life Financial, Inc.	109,785	5,603,707
	Superior Plus Corp.	137,862	934,335
	Supremex, Inc.	7,100	20,062
	Sylogist Ltd.	3,900	25,440
	Taiga Building Products Ltd.	5,000	12,349
#*	Taseko Mines Ltd.	61,000	150,444
	TELUS Corp.	23,335	374,777
*	TELUS International CDA, Inc.	9,321	78,390
	TerraVest Industries, Inc.	7,060	370,424
	TFI International, Inc.	14,311	1,863,728
#	Thomson Reuters Corp.	23,461	3,544,952
#	Tidewater Midstream & Infrastructure Ltd.	113,657	58,618

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Timbercreek Financial Corp.	34,530	$187,116
	TMX Group Ltd.	49,500	1,310,627
*	Torex Gold Resources, Inc.	32,393	456,488
	Toromont Industries Ltd.	39,370	3,603,400
	Toronto-Dominion Bank	208,027	12,340,639
	Total Energy Services, Inc.	24,909	175,148
#	Transcontinental, Inc., Class A	41,998	416,731
	Trican Well Service Ltd.	59,054	179,309
	Tricon Residential, Inc.	58,352	653,731
	Triple Flag Precious Metals Corp.	15,304	246,566
*	Trisura Group Ltd.	8,852	270,386
	VersaBank	2,058	20,683
*	Victoria Gold Corp.	5,785	29,037
*	Viemed Healthcare, Inc.	9,359	76,650
*	Vitalhub Corp.	5,100	22,932
	Wajax Corp.	10,700	262,943
*	Wall Financial Corp.	1,000	14,535
#*	Well Health Technologies Corp.	70,096	185,850
*	Wesdome Gold Mines Ltd.	36,502	273,105
	West Fraser Timber Co. Ltd.	34,872	2,670,760
	Western Forest Products, Inc.	253,461	99,422
	Wheaton Precious Metals Corp.	61,224	3,192,219
	Winpak Ltd.	12,200	379,918
	WSP Global, Inc.	28,196	4,278,402
#	Yellow Pages Ltd.	3,240	22,829

TOTAL CANADA			307,869,671

CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd.	34,632	198,235
*††	Hanfeng Evergreen, Inc.	2,300	0
	PAX Global Technology Ltd.	76,000	63,587

TOTAL CHINA			261,822

DENMARK — (4.3%)
*	ALK-Abello AS	50,170	930,101
	Alm Brand AS	365,365	633,529
*	Ambu AS, Class B	40,571	648,711
*	Asetek AS	19,094	11,770
*	Bang & Olufsen AS	44,123	59,831
#*	Bavarian Nordic AS	35,084	765,627
	Carlsberg AS, Class B	15,713	2,113,600
	cBrain AS	4,485	178,782
	Chemometec AS	4,818	203,882
	Coloplast AS, Class B	14,984	1,806,547
	Columbus AS	33,734	47,262
	Danske Bank AS	143,115	4,119,850
*	Demant AS	39,730	1,897,185
	DSV AS	22,700	3,224,940
#	FLSmidth & Co. AS	25,906	1,292,793
#	Fluegger Group AS	455	21,477
*	Genmab AS	12,202	3,387,640
*	GN Store Nord AS	63,195	1,704,753
	H Lundbeck AS	139,870	680,136
	H Lundbeck AS, Class A	18,301	76,981
#*	H&H International AS, Class B	4,374	45,733
*	Huscompagniet AS	3,263	25,726
	ISS AS	80,337	1,504,182
	Jyske Bank AS	21,728	1,758,008

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Matas AS	19,079	$307,334
*Ω	Netcompany Group AS	24,081	873,614
*	Nilfisk Holding AS	5,922	124,283
*	NKT AS	27,364	2,269,963
#*Ω	NNIT AS	3,672	55,856
	North Media AS	2,886	24,948
	Novo Nordisk AS, Class B	665,193	85,305,810
	Novonesis (Novozymes) B, Class B	143,451	7,943,844
*	NTG Nordic Transport Group AS, Class A	3,332	134,809
*Ω	Orsted AS	23,374	1,284,596
	Pandora AS	52,533	7,995,516
	Parken Sport & Entertainment AS	758	12,751
	Per Aarsleff Holding AS	7,791	365,065
	Ringkjoebing Landbobank AS	16,997	2,856,536
	Royal Unibrew AS	18,827	1,417,813
*	RTX AS	2,621	36,392
	Schouw & Co. AS	3,253	260,967
	Solar AS, Class B	3,891	182,048
	SP Group AS	2,903	90,055
	Spar Nord Bank AS	35,908	635,307
	Sparekassen Sjaelland-Fyn AS	4,968	153,347
	Sydbank AS	24,097	1,225,320
#*	TCM Group AS	3,151	23,846
	Tivoli AS	528	54,741
	Topdanmark AS	22,501	938,716
	Tryg AS	118,419	2,343,776
*	Vestas Wind Systems AS	119,091	3,191,476
*	Zealand Pharma AS	10,287	923,211

TOTAL DENMARK			148,170,986

FINLAND — (1.7%)
	Aktia Bank OYJ	23,868	243,298
	Alma Media OYJ	17,155	181,224
	Anora Group OYJ	9,982	53,087
	Aspo OYJ	10,737	67,446
#	Bittium OYJ	2,881	18,253
	Cargotec OYJ, Class B	26,891	2,120,894
	Citycon OYJ	8,489	34,730
	Digia OYJ	6,198	35,119
	Elisa OYJ	51,334	2,314,617
Ω	Enento Group OYJ	9,567	168,424
	eQ OYJ	600	8,659
#	Evli OYJ, Class B	498	10,427
	Fiskars OYJ Abp	6,430	120,121
	F-Secure OYJ	29,373	64,605
	Glaston OYJ Abp	6,908	6,624
#	Gofore OYJ	3,493	89,731
	Harvia OYJ	8,412	366,082
#	Huhtamaki OYJ	46,715	1,790,228
#	Ilkka OYJ	2,760	9,257
#*	Incap OYJ	1,295	12,379
	Kamux Corp.	12,213	69,330
	Kemira OYJ	52,787	1,149,476
	Kesko OYJ, Class A	61,177	1,072,924
	Kesko OYJ, Class B	190,499	3,252,271
*	Kojamo OYJ	27,323	301,832
	Kone OYJ, Class B	82,844	4,038,395
	Konecranes OYJ	35,033	1,841,172
#	Lassila & Tikanoja OYJ	17,287	160,501

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Lindex Group OYJ	13,694	$42,086
*	Mandatum OYJ	123,271	571,274
	Marimekko OYJ	15,410	209,518
	Metsa Board OYJ, Class A	133	1,118
#	Metsa Board OYJ, Class B	68,144	490,029
	Metso OYJ	365,675	4,145,694
	Neste OYJ	121,257	2,748,789
#	NoHo Partners OYJ	1,829	15,748
	Nokia OYJ	519,997	1,890,295
#	Nokia OYJ, Sponsored ADR	68,512	250,069
	Nordea Bank Abp	546,262	6,389,311
	Olvi OYJ, Class A	3,602	115,150
	Oma Saastopankki OYJ	2,848	52,197
	Oriola OYJ	17,876	19,439
	Oriola OYJ, Class B	80,101	76,350
	Orion OYJ, Class A	10,006	384,656
	Orion OYJ, Class B	41,644	1,590,137
#	Outokumpu OYJ	167,991	679,323
	Pihlajalinna OYJ	8,421	74,295
	Ponsse OYJ	5,991	146,563
	Puuilo OYJ	30,785	335,412
*	QT Group OYJ	7,597	585,206
	Raisio OYJ, Class V	71,434	146,439
*	Rapala VMC OYJ	2,115	6,702
#*	Remedy Entertainment OYJ	787	16,013
	Revenio Group OYJ	6,197	172,729
	Sampo OYJ, Class A	97,317	3,949,456
	Sanoma OYJ	43,245	314,038
	Scanfil OYJ	7,835	61,219
	Stora Enso OYJ, Class R	210,077	2,798,357
#	Taaleri PLC	2,079	17,924
#	Talenom OYJ	4,208	23,605
Ω	Terveystalo OYJ	65,640	609,539
	TietoEVRY OYJ	50,941	961,312
	Tokmanni Group Corp.	23,971	363,774
	UPM-Kymmene OYJ	65,156	2,283,399
	Vaisala OYJ, Class A	13,467	502,918
#	Valmet OYJ	71,617	1,786,918
#*	Verkkokauppa.com OYJ	4,781	11,505
	Wartsila OYJ Abp	235,487	4,344,148
#*	WithSecure OYJ	21,405	24,419
	YIT OYJ	56,931	118,179

TOTAL FINLAND			58,926,358

FRANCE — (8.6%)
#	ABC arbitrage	8,971	37,900
	Aeroports de Paris SA	10,069	1,278,911
	Airbus SE	93,989	15,466,617
	AKWEL SADIR	2,084	31,069
Ω	ALD SA	29,094	191,337
#	Alstom SA	93,289	1,470,988
	Altamir	2,530	70,833
	Alten SA	14,792	1,738,360
Ω	Amundi SA	28,934	2,018,563
	Arkema SA	25,931	2,675,735
	Assystem SA	1,932	110,844
#*	Atos SE	38,461	82,281
	Aubay	2,680	117,082
#	AXA SA	200,919	6,942,068

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Axway Software SA	5,522	$147,246
#*	Bastide le Confort Medical	1,130	21,678
	Beneteau SACA	17,564	227,439
	BioMerieux	12,372	1,315,193
	BNP Paribas SA	148,407	10,679,644
	Boiron SA	1,876	68,599
#	Bouygues SA	42,218	1,555,957
	Bureau Veritas SA	129,551	3,778,437
	Capgemini SE	19,171	4,029,380
	Carrefour SA	199,880	3,362,626
#	Catana Group	13,147	68,270
	CBo Territoria	19,983	78,983
*	Cegedim SA	4,449	68,298
*	CGG SA	495,044	207,131
	Cie des Alpes	7,941	115,264
#	Cie Plastic Omnium SE	14,920	181,725
#*	Claranova SE	24,407	63,202
#	Clariane SE	17,758	42,403
	Coface SA	53,480	822,982
	Credit Agricole SA	180,760	2,796,942
#	Danone SA	35,412	2,216,343
	Dassault Aviation SA	4,499	963,005
	Dassault Systemes SE	73,704	2,893,024
	Derichebourg SA	44,483	188,542
	Edenred SE	38,355	1,820,016
	Eiffage SA	38,638	4,122,614
#*Ω	Elior Group SA	49,414	135,674
	Elis SA	51,341	1,152,676
	Equasens	2,017	126,479
#	EssilorLuxottica SA	12,599	2,686,505
	Esso SA Francaise	395	75,076
	Eurofins Scientific SE	35,158	2,154,789
Ω	Euronext NV	22,225	2,001,379
#*	Eutelsat Communications SACA	93,871	377,086
*	Exclusive Networks SA	6,752	143,738
	Exel Industries SA, Class A	353	20,664
#*	Figeac Aero	664	4,251
	Fnac Darty SA	9,150	321,906
*	Forvia SE	43,818	697,096
	Gaztransport Et Technigaz SA	27,158	3,785,288
#*	Genfit SA	4,410	15,041
	Getlink SE	143,245	2,438,559
	GL Events SACA	4,130	82,863
	Groupe Crit SA	1,898	152,279
	Groupe SFPI	8,310	16,957
	Guerbet	1,951	77,961
*	Haulotte Group SA	9,012	20,387
	Hermes International SCA	7,917	18,953,221
*	ID Logistics Group SACA	865	319,129
	Imerys SA	4,897	157,359
	Infotel SA	2,778	145,064
	Interparfums SA	9,029	458,011
	Ipsen SA	19,891	2,419,468
	IPSOS SA	21,861	1,462,886
	Jacquet Metals SACA	7,542	146,037
*	JCDecaux SE	32,150	671,047
	Kaufman & Broad SA	10,592	341,503
	Kering SA	10,909	3,823,268
#Ω	La Francaise des Jeux SAEM	73,025	2,751,929

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Lacroix Group SA	641	$16,367
	Laurent-Perrier	972	126,566
	Lectra	10,147	345,691
	Legrand SA	40,157	4,126,799
	Linedata Services	233	18,460
	LISI SA	2,079	54,477
	L’Oreal SA	50,782	23,809,301
#*	Lumibird	1,274	16,868
	LVMH Moet Hennessy Louis Vuitton SE	56,840	46,690,423
Ω	Maisons du Monde SA	14,878	71,378
	Manitou BF SA	4,378	107,702
#	Metropole Television SA	16,325	230,539
Ω	Neoen SA	35,323	1,081,065
	Nexans SA	11,733	1,249,525
	Nexity SA	29,792	334,149
	Oeneo SA	5,443	59,436
	Orange SA	540,970	6,021,149
	Pernod Ricard SA	13,854	2,095,308
	Publicis Groupe SA	49,895	5,505,753
	Quadient SA	15,198	290,822
*††	Recylex SA	633	0
	Renault SA	44,480	2,203,243
	Rexel SA	127,326	3,300,270
	Robertet SA	217	203,675
	Rubis SCA	51,333	1,776,443
	Safran SA	51,848	11,242,310
	Samse SACA	200	38,135
#	Sanofi SA	113,576	11,220,520
	Sartorius Stedim Biotech	3,922	844,669
	Savencia SA	201	11,319
	Schneider Electric SE	55,596	12,676,681
	SCOR SE	125,980	4,110,443
	SEB SA	9,750	1,150,737
	SES SA	165,187	801,401
#*Ω	SMCP SA	20,526	49,421
	Societe BIC SA	10,051	706,817
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	49,129
	Societe Generale SA	140,436	3,784,055
*	SOITEC	3,847	376,169
	Sopra Steria Group	8,580	1,878,662
	SPIE SA	58,002	2,108,991
	Stef SA	917	124,319
#	Sword Group	4,445	169,911
	Synergie SE	4,886	187,020
	Technip Energies NV	91,651	2,158,384
	Teleperformance SE	22,577	2,045,131
#	Television Francaise 1 SA	25,710	234,770
	TFF Group	240	10,933
	Thales SA	25,137	4,224,710
	Thermador Groupe	4,406	376,544
#	Tikehau Capital SCA	9,721	227,472
	Trigano SA	2,268	344,782
*	Ubisoft Entertainment SA	47,319	1,114,335
	Valeo SE	59,409	752,920
*	Vallourec SACA	72,871	1,254,601
	Vetoquinol SA	106	10,672
#	Vinci SA	76,416	8,954,129
	Virbac SACA	1,494	552,114
#	Vivendi SE	257,984	2,624,646

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Voltalia SA	13,536	$112,466
	Vranken-Pommery Monopole SA	1,133	18,706
	Wavestone	5,088	289,399
*Ω	Worldline SA	90,472	938,421

TOTAL FRANCE			299,714,360

GERMANY — (6.3%)
	7C Solarparken AG	25,419	85,636
#*	About You Holding SE	2,117	10,158
	Adesso SE	1,578	183,338
	adidas AG	20,034	4,827,856
*	Adtran Networks SE	1,236	26,282
	All for One Group SE	1,306	81,486
	Allgeier SE	3,172	66,496
	Allianz SE	36,020	10,221,937
	AlzChem Group AG	1,743	84,750
	Amadeus Fire AG	3,640	436,719
*	Aroundtown SA	325,969	675,756
	Atoss Software AG	2,495	666,990
Ω	Aumann AG	766	14,430
	Aurubis AG	16,913	1,347,184
#*Ω	Auto1 Group SE	26,695	135,913
	Bayerische Motoren Werke AG	74,154	8,079,026
	BayWa AG	7,917	189,922
	Bechtle AG	46,174	2,228,340
	Beiersdorf AG	12,352	1,856,550
	Bertrandt AG	2,343	100,639
	Bijou Brigitte AG	1,981	80,912
	Bilfinger SE	12,322	573,533
*	Borussia Dortmund GmbH & Co. KGaA	40,566	160,803
*	BRANICKS Group AG	12,592	22,169
	Brenntag SE	65,311	5,212,039
	CANCOM SE	13,295	415,151
#	Carl Zeiss Meditec AG	8,980	947,505
*	Ceconomy AG	84,400	194,415
	CENIT AG	3,758	49,920
	Cewe Stiftung & Co. KGaA	3,729	396,816
	Commerzbank AG	195,950	2,912,245
	CompuGroup Medical SE & Co. KGaA	14,829	444,216
	Continental AG	24,086	1,561,045
*Ω	Covestro AG	65,635	3,287,285
	CTS Eventim AG & Co. KGaA	22,967	2,030,943
	Daimler Truck Holding AG	130,310	5,876,489
#*Ω	Delivery Hero SE	34,027	951,992
	Dermapharm Holding SE	5,579	187,243
	Deutsche Beteiligungs AG	6,612	194,846
	Deutsche Boerse AG	41,307	7,963,656
	Deutsche EuroShop AG	2,258	45,646
#Ω	Deutsche Pfandbriefbank AG	34,408	163,202
	Deutsche Post AG	109,471	4,583,543
	Deutsche Telekom AG, Sponsored ADR	2,413	55,258
	Deutsche Telekom AG	353,124	8,088,504
	Deutsche Wohnen SE	9,457	178,410
	Deutz AG	27,374	158,143
*	DFV Deutsche Familienversicherung AG	1,942	11,604
	DMG Mori AG	790	37,297
*	Dr Hoenle AG	1,006	21,386
	Draegerwerk AG & Co. KGaA	1,079	50,174
	Duerr AG	22,581	577,657

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	DWS Group GmbH & Co. KGaA	16,309	$688,142
	E.ON SE	269,372	3,567,015
	Eckert & Ziegler SE	2,565	101,402
	Elmos Semiconductor SE	1,905	157,846
	ElringKlinger AG	8,199	58,227
*	Encavis AG	63,196	1,137,712
	Energiekontor AG	2,603	178,698
	Evonik Industries AG	42,172	878,892
*	Evotec SE	19,828	204,332
	Fabasoft AG	2,482	53,426
	Fielmann Group AG	6,642	309,705
*	flatexDEGIRO AG	15,046	196,581
	FORTEC Elektronik AG	383	9,053
#*	Fraport AG Frankfurt Airport Services Worldwide	7,797	390,381
	Freenet AG	63,008	1,751,520
	Fresenius Medical Care AG	43,333	1,824,436
	Fresenius SE & Co. KGaA	49,390	1,473,816
	Friedrich Vorwerk Group SE	722	12,099
	FUCHS SE	19,844	725,428
	GEA Group AG	87,516	3,532,144
	Gesco SE	3,348	67,966
	GFT Technologies SE	9,787	286,688
*	Grand City Properties SA	26,721	298,412
	Grenke AG	8,587	199,907
	H&R GmbH & Co. KGaA	8,388	44,318
*	Hamburger Hafen und Logistik AG	7,861	139,886
	Hannover Rueck SE	20,074	4,979,234
	Hawesko Holding SE	1,210	39,010
#*	Heidelberger Druckmaschinen AG	91,729	92,407
	Hella GmbH & Co. KGaA	5,765	504,972
*	HelloFresh SE	95,152	637,991
	Henkel AG & Co. KGaA	21,562	1,550,492
	Hensoldt AG	26,191	1,031,846
	HOCHTIEF AG	10,134	1,067,103
	Hornbach Holding AG & Co. KGaA	4,368	342,757
	Hugo Boss AG	28,549	1,538,356
	Indus Holding AG	6,746	183,170
	Infineon Technologies AG	119,228	4,137,574
Ω	Instone Real Estate Group SE	22,434	207,790
	IVU Traffic Technologies AG	3,842	59,536
	Jenoptik AG	16,353	438,427
Ω	JOST Werke SE	6,051	292,205
*	Katek SE	50	802
	KION Group AG	33,411	1,539,843
	Kloeckner & Co. SE	2,972	21,065
	Knaus Tabbert AG	2,630	119,205
	Knorr-Bremse AG	36,782	2,729,428
*	Koenig & Bauer AG	6,934	98,257
	Kontron AG	12,351	248,632
	Krones AG	6,500	856,907
	KWS Saat SE & Co. KGaA	2,719	149,507
	Lanxess AG	21,514	608,051
	Leifheit AG	3,048	51,294
#*	LPKF Laser & Electronics SE	3,567	29,647
#*	Manz AG	596	4,841
*	Medios AG	4,835	73,250
	Mercedes-Benz Group AG	185,781	14,052,640
	METRO AG	57,310	306,592
	MLP SE	28,411	170,930

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	MTU Aero Engines AG	8,508	$2,049,721
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,050	11,017,205
#*	Nagarro SE	3,449	262,083
	Nemetschek SE	27,202	2,403,821
	New Work SE	1,058	66,957
	Nexus AG	3,365	184,973
	Norma Group SE	8,633	170,947
*	OHB SE	2,457	114,367
	Patrizia SE	26,565	234,231
	Pfeiffer Vacuum Technology AG	1,776	293,082
	PNE AG	7,350	105,228
	ProSiebenSat.1 Media SE	83,505	648,572
	PSI Software SE	3,733	89,358
	Puma SE	51,840	2,393,504
*	PVA TePla AG	4,197	83,049
	Rational AG	3,199	2,728,740
*Ω	Redcare Pharmacy NV	497	67,224
	Rheinmetall AG	8,379	4,617,205
#	RTL Group SA	15,876	489,375
	SAF-Holland SE	6,396	123,215
	SAP SE, Sponsored ADR	1,458	264,204
	SAP SE	79,831	14,414,855
	Secunet Security Networks AG	707	113,405
	Siemens AG	111,880	20,958,872
*	Siemens Energy AG	138,476	2,843,390
Ω	Siemens Healthineers AG	35,666	1,977,946
	Sixt SE	7,353	704,017
*	SMA Solar Technology AG	5,600	293,720
	Stabilus SE	9,571	593,860
	Stemmer Imaging AG	511	18,790
	STRATEC SE	2,268	104,370
	Stroeer SE & Co. KGaA	12,956	830,815
	SUESS MicroTec SE	7,059	349,381
	Surteco Group SE	706	12,444
	Symrise AG	24,043	2,577,209
*	TAG Immobilien AG	72,661	1,033,070
	Takkt AG	13,480	187,538
*	Talanx AG	29,377	2,209,577
*Ω	TeamViewer SE	82,678	1,090,749
	Technotrans SE	943	21,230
	thyssenkrupp AG	70,329	352,959
	United Internet AG	51,721	1,251,071
	USU Software AG	451	8,748
#	Verbio SE	9,842	205,172
	Volkswagen AG	5,973	843,227
	Vonovia SE	14,665	423,760
	Vossloh AG	3,228	156,209
	Wacker Chemie AG	5,220	558,791
	Wacker Neuson SE	12,716	227,464
	Washtec AG	4,609	195,904
*	Westwing Group SE	3,418	31,474
	Wuestenrot & Wuerttembergische AG	15,617	219,613
	Zeal Network SE	1,900	70,466

TOTAL GERMANY			218,492,405

HONG KONG — (1.1%)
	Aeon Credit Service Asia Co. Ltd.	18,000	13,003
	AIA Group Ltd.	1,521,200	11,141,806
	Analogue Holdings Ltd.	192,000	26,431

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	APAC Resources Ltd.	88,628	$13,322
*	Apollo Future Mobility Group Ltd.	86,400	5,759
*	Asia Standard International Group Ltd.	80,000	4,036
	ASMPT Ltd.	69,700	866,209
	Best Mart 360 Holdings Ltd.	48,000	11,260
	BOC Hong Kong Holdings Ltd.	512,000	1,569,328
*	BOCOM International Holdings Co. Ltd.	343,000	13,062
	Bright Smart Securities & Commodities Group Ltd.	342,000	71,674
Ω	Budweiser Brewing Co. APAC Ltd.	151,500	210,765
	Build King Holdings Ltd.	40,000	5,496
	Chen Hsong Holdings	46,000	7,922
*	China Star Entertainment Ltd.	130,000	12,967
*	Chinese Estates Holdings Ltd.	140,000	18,929
	Chow Sang Sang Holdings International Ltd.	186,000	199,833
	Chow Tai Fook Jewellery Group Ltd.	554,000	753,799
*	Chuang’s China Investments Ltd.	190,000	3,089
*	Chuang’s Consortium International Ltd.	92,000	4,161
	CITIC Telecom International Holdings Ltd.	444,000	150,575
	CK Asset Holdings Ltd.	203,823	869,422
#*	C-Mer Eye Care Holdings Ltd.	148,000	55,774
#††	Convoy, Inc.	528,000	2,113
*	CSC Holdings Ltd.	12,550,000	44,988
	CSI Properties Ltd.	690,000	7,900
*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	174,800	142,933
	Dah Sing Financial Holdings Ltd.	44,800	125,481
	Dickson Concepts International Ltd.	63,000	40,948
*	Digital Domain Holdings Ltd.	105,000	5,487
	Dynamic Holdings Ltd.	38,000	39,875
#	EC Healthcare	238,000	39,572
	Emperor International Holdings Ltd.	402,000	17,641
	Emperor Watch & Jewellery Ltd.	490,000	11,124
*	Energy International Investments Holdings Ltd.	484,000	58,740
*	ENM Holdings Ltd.	376,000	16,103
*	Esprit Holdings Ltd.	1,098,100	31,992
	EuroEyes International Eye Clinic Ltd.	26,000	17,795
	Far East Consortium International Ltd.	489,043	66,135
*Ω	FIT Hon Teng Ltd.	345,000	98,918
	FSE Lifestyle Services Ltd.	50,000	34,653
	Giordano International Ltd.	560,000	142,912
	Glorious Sun Enterprises Ltd.	129,000	13,862
*††	Gold Fin Holdings	44,000	0
	Great Eagle Holdings Ltd.	113,693	173,551
*	Greentech Technology International Ltd.	432,000	23,999
	G-Resources Group Ltd.	130,050	41,407
	Guoco Group Ltd.	10,000	94,976
	Guotai Junan International Holdings Ltd.	1,564,000	113,261
#	Hang Lung Properties Ltd.	351,000	387,403
	Hang Seng Bank Ltd.	86,700	1,143,276
	Hanison Construction Holdings Ltd.	137,806	10,643
*	Hao Tian International Construction Investment Group Ltd.	80,000	7,560
	HKBN Ltd.	277,000	83,325
	Hon Kwok Land Investment Co. Ltd.	26,000	4,942
	Hong Kong Ferry Holdings Co. Ltd.	92,000	50,072
*	Hong Kong Resources Holdings Co. Ltd.	6,847	831
*	Hong Kong Technology Venture Co. Ltd.	163,000	31,484
*	Hongkong Chinese Ltd.	58,000	1,994
Ω	Honma Golf Ltd.	11,500	4,917
	Hysan Development Co. Ltd.	122,000	190,147

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	IGG, Inc.	53,000	$22,094
Ω	Impro Precision Industries Ltd.	96,000	25,425
	International Housewares Retail Co. Ltd.	169,000	27,593
*	ITC Properties Group Ltd.	49,758	3,559
	K Wah International Holdings Ltd.	572,000	133,161
	Karrie International Holdings Ltd.	132,000	8,910
	Kerry Logistics Network Ltd.	112,500	105,294
	Kerry Properties Ltd.	250,500	485,623
	Kowloon Development Co. Ltd.	181,000	125,117
	KRP Development Holdings Ltd.	33,000	3,189
*	Lai Sun Development Co. Ltd.	55,350	4,034
	Liu Chong Hing Investment Ltd.	96,000	56,748
	L’Occitane International SA	297,250	1,224,995
	Luk Fook Holdings International Ltd.	167,000	400,359
	Lung Kee Bermuda Holdings	44,000	6,463
	Man Wah Holdings Ltd.	405,600	296,027
#*	MECOM Power & Construction Ltd.	864,750	18,035
*	Midland Holdings Ltd.	251,026	28,439
	Modern Dental Group Ltd.	116,000	70,985
*	NagaCorp Ltd.	377,140	197,652
*	New Focus Auto Tech Holdings Ltd.	1,520,000	32,113
	New World Development Co. Ltd.	463,000	491,683
*††	NewOcean Energy Holdings Ltd.	550,000	0
	NWS Holdings Ltd.	455,242	384,836
	Oriental Watch Holdings	162,476	73,239
*	Pacific Century Premium Developments Ltd.	162,000	3,577
	PC Partner Group Ltd.	72,000	26,110
	Pentamaster International Ltd.	126,000	12,104
#	Perfect Medical Health Management Ltd.	183,000	56,687
	Pico Far East Holdings Ltd.	406,000	83,491
	Playmates Holdings Ltd.	90,000	6,303
	Playmates Toys Ltd.	96,000	7,220
	Plover Bay Technologies Ltd.	80,000	28,529
	Power Assets Holdings Ltd.	201,500	1,155,834
	PRADA SpA	150,300	1,225,743
*	PT International Development Co. Ltd.	585,000	4,376
*	Sa Sa International Holdings Ltd.	410,000	40,665
*Ω	Samsonite International SA	578,700	2,034,517
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	37,304
*	Shun Tak Holdings Ltd.	264,000	26,148
	Singamas Container Holdings Ltd.	410,000	28,693
	Sino Land Co. Ltd.	567,822	607,115
	Soundwill Holdings Ltd.	11,500	10,370
	Sun Hung Kai Properties Ltd.	157,707	1,454,840
*	Suncorp Technologies Ltd.	290,000	5,166
	Swire Pacific Ltd., Class A	62,000	525,060
	Swire Pacific Ltd., Class B	77,500	105,290
	Swire Properties Ltd.	60,800	125,745
	TAI Cheung Holdings Ltd.	170,000	72,480
	Tai Hing Group Holdings Ltd.	112,000	12,702
	Techtronic Industries Co. Ltd.	296,000	4,090,510
*	Television Broadcasts Ltd.	118,200	50,924
	Theme International Holdings Ltd.	2,880,000	219,960
	Town Health International Medical Group Ltd.	952,000	34,023
	Tradelink Electronic Commerce Ltd.	224,000	26,290
	Tycoon Group Holdings Ltd.	42,000	21,655
	United Laboratories International Holdings Ltd.	252,000	297,170
	Value Partners Group Ltd.	387,000	88,261
	Vesync Co. Ltd.	24,000	13,609

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	Vobile Group Ltd.	174,000	$30,451
	VSTECS Holdings Ltd.	284,400	181,097
	VTech Holdings Ltd.	48,500	280,340
*	Wai Kee Holdings Ltd.	120,000	13,900
	Wang On Group Ltd.	2,940,000	12,037
	Wharf Real Estate Investment Co. Ltd.	172,000	533,632
	Wing Tai Properties Ltd.	18,000	5,004
	YTO International Express & Supply Chain Technology Ltd.	82,000	13,107
*	Yunfeng Financial Group Ltd.	28,000	3,028
*	Zhaobangji Lifestyle Holdings Ltd.	376,000	10,498

TOTAL HONG KONG			37,198,720

IRELAND — (0.6%)
	AIB Group PLC	414,063	2,143,261
	Bank of Ireland Group PLC	414,757	4,425,221
	Cairn Homes PLC	358,413	603,719
	Dalata Hotel Group PLC	37,642	169,282
	FBD Holdings PLC	11,875	175,549
*	Flutter Entertainment PLC	24,429	4,525,690
	Glanbia PLC	54,569	1,036,062
*Ω	Glenveagh Properties PLC	277,630	377,226
	Kerry Group PLC, Class A	15,491	1,333,130
	Kingspan Group PLC	21,567	1,918,333
	Smurfit Kappa Group PLC	126,941	5,500,297

TOTAL IRELAND			22,207,770

ISRAEL — (0.6%)
#*	Afcon Holdings Ltd.	885	22,460
*	AFI Properties Ltd.	6,869	278,436
	Africa Israel Residences Ltd.	1,238	74,357
*	Airport City Ltd.	15,757	242,109
*	Allot Ltd.	5,136	10,706
	Alony Hetz Properties & Investments Ltd.	35,898	231,739
	Arad Ltd.	4,385	56,642
*	Argo Properties NV	2,122	39,082
	Ashdod Refinery Ltd.	3,384	76,178
#	Ashtrom Group Ltd.	9,421	129,535
	Atreyu Capital Markets Ltd.	794	11,086
	AudioCodes Ltd.	7,514	81,302
	Automatic Bank Services Ltd.	3,721	13,808
*	Avgol Industries 1953 Ltd.	36,631	13,020
*	Azorim-Investment Development & Construction Co. Ltd.	25,722	117,239
	Azrieli Group Ltd.	3,424	220,301
	Bank Leumi Le-Israel BM	179,530	1,398,917
	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	95,513
	Bezeq The Israeli Telecommunication Corp. Ltd.	351,261	435,261
*	Big Shopping Centers Ltd.	954	98,139
	Blue Square Real Estate Ltd.	1,444	108,248
*	Brainsway Ltd.	3,680	9,946
	Carasso Motors Ltd.	14,778	72,042
*	Clal Insurance Enterprises Holdings Ltd.	23,334	389,095
*	Compugen Ltd.	10,549	20,662
	Danel Adir Yeoshua Ltd.	2,260	204,495
	Danya Cebus Ltd.	1,542	35,356
	Delta Galil Ltd.	4,359	193,938
	Delta Israel Brands Ltd.	1,130	17,641
#	Direct Finance of Direct Group 2006 Ltd.	128	16,111
	Dor Alon Energy in Israel 1988 Ltd.	1,328	26,082

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Doral Group Renewable Energy Resources Ltd.	36,616	$104,685
*	Duniec Brothers Ltd.	246	13,385
	E&M Computing Ltd.	5,670	15,611
	Elbit Systems Ltd.	1,879	381,287
	Electra Consumer Products 1970 Ltd.	4,250	90,613
	Electra Ltd.	663	252,109
*	Ellomay Capital Ltd.	2,313	36,099
	Energix-Renewable Energies Ltd.	97,434	363,098
*	Enlight Renewable Energy Ltd.	30,774	494,138
	FMS Enterprises Migun Ltd.	2,021	84,107
	Formula Systems 1985 Ltd.	3,228	234,970
	Formula Systems 1985 Ltd., Sponsored ADR	1,529	114,369
	Fox Wizel Ltd.	3,912	310,614
	Gav-Yam Lands Corp. Ltd.	23,617	167,901
*	Gilat Satellite Networks Ltd.	7,921	39,632
*	Hagag Group Real Estate Development	10,016	46,255
	Harel Insurance Investments & Financial Services Ltd.	57,285	522,256
	Hilan Ltd.	6,150	345,272
	Hiper Global Ltd.	5,670	27,169
	ICL Group Ltd.	146,542	687,864
	IDI Insurance Co. Ltd.	4,267	121,862
*	IES Holdings Ltd.	1,083	60,141
	Ilex Medical Ltd.	2,010	36,122
	Inrom Construction Industries Ltd.	35,497	117,301
	Isracard Ltd.	70,682	258,574
	Israel Canada T.R Ltd.	19,869	73,190
	Israel Discount Bank Ltd., Class A	378,711	1,942,493
	Israel Land Development Co. Ltd.	4,742	41,365
	Israel Shipyards Industries Ltd.	1,109	19,446
#*	Israir Group Ltd.	31,267	12,539
	Isras Investment Co. Ltd.	699	133,391
*	Kamada Ltd.	6,587	34,602
#	Kvutzat Acro Ltd.	3,661	40,419
	M Yochananof & Sons Ltd.	2,246	116,434
	Magic Software Enterprises Ltd.	15,573	183,923
	Malam - Team Ltd.	782	12,736
	Matrix IT Ltd.	13,031	262,847
	Max Stock Ltd.	15,933	36,578
	Maytronics Ltd.	9,928	84,871
	Mediterranean Towers Ltd.	4,567	9,870
	Mega Or Holdings Ltd.	5,911	152,898
	Meitav Investment House Ltd.	7,875	35,270
	Melisron Ltd.	3,104	212,935
	MENIF - Financial Services Ltd.	4,631	14,752
	Menora Mivtachim Holdings Ltd.	10,987	264,823
	Meshulam Levinstein Contracting & Engineering Ltd.	498	40,918
	Migdal Insurance & Financial Holdings Ltd.	177,504	224,759
	Mivne Real Estate KD Ltd.	124,198	298,539
	Mivtach Shamir Holdings Ltd.	1,600	53,870
	Mizrahi Tefahot Bank Ltd.	25,737	937,193
	Nawi Brothers Ltd.	324	2,251
*	Nayax Ltd.	808	21,541
*	Neto Malinda Trading Ltd.	702	10,870
	Next Vision Stabilized Systems Ltd.	16,681	222,838
*	Nice Ltd.	528	118,066
#*	Nice Ltd., Sponsored ADR	4,410	985,679
*	Nova Ltd.	3,694	625,138
#	Novolog Ltd.	129,670	53,335
	Oil Refineries Ltd.	713,503	206,725

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	One Software Technologies Ltd.	15,225	$210,935
*	OY Nofar Energy Ltd.	585	14,591
	Palram Industries 1990 Ltd.	3,139	41,631
*	Partner Communications Co. Ltd.	46,815	218,792
	Paz Oil Co. Ltd.	6,184	616,145
*	Perion Network Ltd.	11,017	137,398
	Phoenix Holdings Ltd.	72,260	690,273
	Plasson Industries Ltd.	1,135	41,685
	Pluri, Inc.	5,947	4,706
#	Polyram Plastic Industries Ltd.	6,862	20,743
	Prashkovsky Investments & Construction Ltd.	2,338	54,939
*	Priortech Ltd.	1,051	46,244
	Qualitau Ltd.	1,294	44,174
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	216,680
*	Rani Zim Shopping Centers Ltd.	6,302	4,992
#	Rapac Communication & Infrastructure Ltd.	1,869	12,520
	Retailors Ltd.	5,292	116,256
#	Sano-Brunos Enterprises Ltd.	978	82,370
#*	Scope Metals Group Ltd.	3,137	108,059
*	Shikun & Binui Ltd.	48,528	104,190
	Shufersal Ltd.	54,774	360,635
	Summit Real Estate Holdings Ltd.	14,714	177,167
	Suny Cellular Communication Ltd.	47,494	13,176
	Tadiran Group Ltd.	1,256	87,387
*	TAT Technologies Ltd.	916	11,028
	Telsys Ltd.	944	56,927
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	55,380	778,089
*	Teva Pharmaceutical Industries Ltd.	37,384	522,818
	Tiv Taam Holdings 1 Ltd.	6,800	9,081
	Victory Supermarket Chain Ltd.	3,518	46,149
	YD More Investments Ltd.	9,397	19,688
	YH Dimri Construction & Development Ltd.	3,362	263,273

TOTAL ISRAEL			22,284,725

ITALY — (2.3%)
	A2A SpA	288,723	569,406
	Abitare In SpA	2,232	9,527
	ACEA SpA	27,501	477,044
	Amplifon SpA	56,962	1,901,751
Ω	Anima Holding SpA	84,784	397,243
	Arnoldo Mondadori Editore SpA	81,401	194,518
	Ascopiave SpA	41,478	108,527
	Assicurazioni Generali SpA	94,492	2,303,945
	Avio SpA	4,827	58,283
	Azimut Holding SpA	68,448	1,803,773
	B&C Speakers SpA	956	17,351
	Banca Generali SpA	29,500	1,155,395
	Banca IFIS SpA	9,820	218,778
	Banca Mediolanum SpA	81,488	881,829
	BasicNet SpA	14,461	59,031
Ω	BFF Bank SpA	81,798	1,049,683
	Biesse SpA	2,682	34,812
	BPER Banca SpA	452,881	2,351,900
	Brunello Cucinelli SpA	13,427	1,370,392
	Cairo Communication SpA	29,772	68,468
#Ω	Carel Industries SpA	20,559	416,179
	Cembre SpA	670	31,728
*	CIR SpA-Compagnie Industriali	136,243	80,917
	Credito Emiliano SpA	22,111	233,569

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Datalogic SpA	6,610	$40,054
	Davide Campari-Milano NV	81,526	817,608
	De’ Longhi SpA	6,671	218,759
	DiaSorin SpA	1,266	127,863
	Digital Value SpA	183	11,393
	Emak SpA	20,039	24,380
Ω	Enav SpA	38,380	157,841
	Enel SpA	630,087	4,141,210
	ERG SpA	3,595	96,812
*	Esprinet SpA	14,964	81,709
#*	Eurotech SpA	3,709	5,930
	Ferrari NV	19,385	8,021,661
	Fiera Milano SpA	4,147	15,956
	Fila SpA	6,114	57,446
	FinecoBank Banca Fineco SpA	264,101	4,045,964
	FNM SpA	22,102	10,860
*	Garofalo Health Care SpA	4,444	22,318
	Gefran SpA	856	7,401
#*	Geox SpA	18,566	13,830
	GPI SpA	959	12,785
	Gruppo MutuiOnline SpA	877	32,780
	Hera SpA	395,780	1,428,955
	IMMSI SpA	75,654	43,364
	Intercos SpA	6,257	87,612
	Interpump Group SpA	14,379	626,346
	Intesa Sanpaolo SpA	1,461,393	5,470,001
	Iren SpA	103,840	208,741
	Italgas SpA	274,328	1,520,641
	Italian Sea Group SpA	2,613	26,689
#	Italmobiliare SpA	3,302	121,469
	Iveco Group NV	76,049	953,557
#	IVS Group SA	5,927	45,300
	Leonardo SpA	118,115	2,714,525
	LU-VE SpA	2,541	58,422
	Maire Tecnimont SpA	67,483	558,872
	Mediobanca Banca di Credito Finanziario SpA	206,799	2,938,222
	MFE-MediaForEurope NV, Class A	98,634	289,582
	Moncler SpA	43,641	2,971,174
*Ω	Nexi SpA	193,488	1,125,743
	Openjobmetis SpA agenzia per il lavoro	1,095	19,084
Ω	OVS SpA	120,049	313,630
#	Pharmanutra SpA	2,197	124,836
	Piaggio & C SpA	84,642	246,766
Ω	Piovan SpA	3,441	44,238
	Prysmian SpA	35,408	1,921,179
	Recordati Industria Chimica e Farmaceutica SpA	28,812	1,533,183
	Reply SpA	6,752	881,537
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	53,316
	SAES Getters SpA	389	10,904
*	Safilo Group SpA	45,604	56,730
	Salcef Group SpA	1,248	34,380
#	Salvatore Ferragamo SpA	6,770	67,178
	Sanlorenzo SpA	5,033	220,418
	Saras SpA	108,429	203,611
	Sesa SpA	4,115	427,919
	Snam SpA	183,751	840,711
	SOL SpA	11,535	443,736
#	Spaxs SpA	23,291	129,746
#	Stellantis NV	313,369	6,988,129

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Tamburi Investment Partners SpA	25,548	$247,973
Ω	Technogym SpA	51,444	485,143
*	Technoprobe SpA	9,761	77,775
#*	Telecom Italia SpA	2,769,801	658,602
	Tenaris SA, ADR	29,508	973,469
	Tenaris SA	18,045	299,677
	Tinexta SpA	1,134	21,358
	UniCredit SpA	131,048	4,810,034
#Ω	Unieuro SpA	9,248	90,324
	Unipol Gruppo SpA	168,219	1,508,030
	Webuild SpA	24,457	61,388

TOTAL ITALY			78,742,828

JAPAN — (19.7%)
	&Do Holdings Co. Ltd.	2,700	21,643
#	A&D HOLON Holdings Co. Ltd.	8,800	152,830
	AB&Company Co. Ltd.	3,400	19,158
	ABC-Mart, Inc.	24,900	495,965
#*	Access Co. Ltd.	4,500	41,178
	Achilles Corp.	7,700	77,260
	Acom Co. Ltd.	6,200	15,987
	AD Works Group Co. Ltd.	19,300	29,621
	Adastria Co. Ltd.	11,900	259,114
	ADEKA Corp.	49,700	1,032,801
	Ad-sol Nissin Corp.	3,900	40,441
#	Adtec Plasma Technology Co. Ltd.	2,400	20,178
	Advan Group Co. Ltd.	6,400	45,492
#	Advanced Media, Inc.	3,000	30,794
	Advantest Corp.	148,800	4,657,537
	Adventure, Inc.	700	14,655
	Aeon Co. Ltd.	86,699	1,812,729
	Aeon Delight Co. Ltd.	12,200	288,557
	Aeon Fantasy Co. Ltd.	2,500	35,122
	AEON Financial Service Co. Ltd.	31,600	263,044
	Aeon Hokkaido Corp.	13,300	78,230
	Aeon Kyushu Co. Ltd.	1,900	34,099
	Aeon Mall Co. Ltd.	16,700	190,930
#	Agro-Kanesho Co. Ltd.	4,400	32,768
	Ai Holdings Corp.	7,600	116,892
*	AI inside, Inc.	300	11,639
	Aica Kogyo Co. Ltd.	14,400	333,781
	Aichi Corp.	13,000	87,400
	Aichi Financial Group, Inc.	2,898	54,660
	Aichi Steel Corp.	6,500	142,562
	Aichi Tokei Denki Co. Ltd.	3,600	54,420
	Aida Engineering Ltd.	22,000	124,541
	Aiful Corp.	69,800	202,750
#	Ain Holdings, Inc.	11,300	427,665
	Aiphone Co. Ltd.	3,600	68,506
	Air Water, Inc.	57,300	860,371
	Airtech Japan Ltd.	2,700	20,362
#	Airtrip Corp.	7,900	70,918
	Aisan Industry Co. Ltd.	14,500	135,447
	AIT Corp.	8,400	95,291
	Ajis Co. Ltd.	2,400	38,472
	Akatsuki Corp.	10,000	31,289
	Akatsuki, Inc.	3,700	53,989
*	Akebono Brake Industry Co. Ltd.	30,700	30,143
	Akita Bank Ltd.	4,200	55,441

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Albis Co. Ltd.	3,200	$54,215
	Alfresa Holdings Corp.	96,100	1,424,152
	Alinco, Inc.	5,700	41,686
	Alleanza Holdings Co. Ltd.	5,900	40,120
	Almado, Inc.	1,000	9,355
	Alpen Co. Ltd.	6,900	90,949
	Alpha Systems, Inc.	1,500	30,216
	Alps Alpine Co. Ltd.	53,616	483,979
	Alps Logistics Co. Ltd.	4,700	95,391
#	Altech Corp.	13,900	242,107
	Amada Co. Ltd.	114,800	1,253,853
	Amano Corp.	15,700	377,605
	Amiyaki Tei Co. Ltd.	1,600	64,111
	Amvis Holdings, Inc.	9,000	122,787
	Anabuki Kosan, Inc.	2,300	31,728
	Anest Iwata Corp.	17,000	145,069
	Anicom Holdings, Inc.	27,800	104,715
	Aoyama Trading Co. Ltd.	8,900	91,414
	Aoyama Zaisan Networks Co. Ltd.	15,000	133,182
#	Aozora Bank Ltd.	24,500	380,655
	Arakawa Chemical Industries Ltd.	9,100	63,263
	Arata Corp.	12,400	274,734
	ARCLANDS Corp.	7,819	96,254
	Arcs Co. Ltd.	17,923	351,771
	ARE Holdings, Inc.	51,000	659,205
	Arealink Co. Ltd.	5,400	106,173
	Argo Graphics, Inc.	6,100	156,488
	Artience Co. Ltd.	26,000	481,845
	Artnature, Inc.	6,400	30,794
	Artner Co. Ltd.	3,000	41,325
	As One Corp.	28,600	471,193
	Asahi Co. Ltd.	6,200	56,222
	Asahi Diamond Industrial Co. Ltd.	14,700	85,581
	Asahi Group Holdings Ltd.	58,200	1,990,961
	Asahi Intelligence Service Co. Ltd.	700	5,936
	Asahi Kasei Corp.	361,100	2,517,637
	Asahi Kogyosha Co. Ltd.	11,200	109,826
	Asahi Net, Inc.	14,300	57,861
	Asahi Yukizai Corp.	9,500	296,617
#	Asanuma Corp.	5,000	118,880
	Asics Corp.	37,400	1,603,051
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	107,701
	ASKUL Corp.	21,200	320,169
	Astellas Pharma, Inc.	164,500	1,578,854
	Astena Holdings Co. Ltd.	14,100	44,113
	Asti Corp.	500	10,258
	Ateam, Inc.	1,600	6,331
	Aucnet, Inc.	6,400	105,332
#	Autobacs Seven Co. Ltd.	43,100	435,789
	Avant Group Corp.	8,900	72,503
#	Avantia Co. Ltd.	5,600	29,056
	Awa Bank Ltd.	8,100	138,009
	Axial Retailing, Inc.	20,400	136,341
	Azbil Corp.	39,300	1,097,649
	AZ-COM MARUWA Holdings, Inc.	11,400	87,366
	AZOOM Co. Ltd.	900	30,845
	Bandai Namco Holdings, Inc.	106,000	1,980,628
	Bando Chemical Industries Ltd.	8,500	96,205
#*	Bank of Innovation, Inc.	900	22,933

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bank of Saga Ltd.	3,300	$45,848
	Bank of the Ryukyus Ltd.	9,900	73,989
#	Baroque Japan Ltd.	600	2,894
	Base Co. Ltd.	4,300	95,230
*	baudroie, Inc.	300	6,402
	BayCurrent Consulting, Inc.	58,700	1,249,556
#	Beauty Garage, Inc.	3,800	46,824
	Beenos, Inc.	6,300	84,301
	Belc Co. Ltd.	4,700	224,299
	Bell System24 Holdings, Inc.	19,100	187,665
	Belluna Co. Ltd.	21,500	86,571
#*	Bengo4.com, Inc.	3,100	56,595
	Bic Camera, Inc.	24,200	234,988
	BIPROGY, Inc.	42,800	1,245,112
	BML, Inc.	8,708	160,844
#	Bookoff Group Holdings Ltd.	2,900	31,244
	Br Holdings Corp.	8,900	20,137
	BrainPad, Inc.	7,200	55,045
	Brother Industries Ltd.	41,300	730,554
	Bunka Shutter Co. Ltd.	27,200	293,154
#	Bushiroad, Inc.	2,000	4,688
	Business Brain Showa-Ota, Inc.	5,400	69,576
	Business Engineering Corp.	2,400	53,665
#	BuySell Technologies Co. Ltd.	500	8,693
	C Uyemura & Co. Ltd.	3,600	235,644
	CAC Holdings Corp.	5,100	63,948
	Canon Electronics, Inc.	3,300	47,099
	Canon Marketing Japan, Inc.	17,700	486,349
#	Canon, Inc., Sponsored ADR	14,250	383,895
	Canon, Inc.	41,700	1,128,623
	Capcom Co. Ltd.	77,200	1,270,900
	Career Design Center Co. Ltd.	1,900	21,811
	Careerlink Co. Ltd.	4,900	77,684
#	Carenet, Inc.	13,100	47,366
	Carlit Holdings Co. Ltd.	10,600	77,132
	Carta Holdings, Inc.	1,500	16,781
	Casio Computer Co. Ltd.	44,700	372,408
*	CAVE Interactive Co. Ltd.	900	8,551
	Cawachi Ltd.	6,000	108,280
	CDS Co. Ltd.	300	3,395
	CE Holdings Co. Ltd.	1,900	6,829
#	CellSource Co. Ltd.	2,000	19,719
	Celsys, Inc.	16,700	87,861
	Central Automotive Products Ltd.	6,500	237,933
	Central Japan Railway Co.	44,275	1,012,480
	Central Security Patrols Co. Ltd.	3,900	66,207
#	Central Sports Co. Ltd.	1,100	17,051
#	Ceres, Inc.	3,300	35,328
#	Change Holdings, Inc.	33,200	248,582
	Charm Care Corp. KK	7,900	75,027
#	Chikaranomoto Holdings Co. Ltd.	1,800	19,313
#	Chino Corp.	3,100	55,730
	Chiyoda Co. Ltd.	8,300	46,331
*	Chiyoda Corp.	54,200	149,455
	Chiyoda Integre Co. Ltd.	2,700	47,727
	Chofu Seisakusho Co. Ltd.	5,400	78,067
	Chubu Shiryo Co. Ltd.	4,600	35,170
	Chudenko Corp.	14,100	284,502
	Chugai Pharmaceutical Co. Ltd.	108,800	3,460,258

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chugai Ro Co. Ltd.	3,400	$72,103
	Chugin Financial Group, Inc.	37,300	314,111
#	Chugoku Marine Paints Ltd.	23,700	310,170
	CI Takiron Corp.	21,900	90,754
	Citizen Watch Co. Ltd.	68,500	455,044
	CKD Corp.	20,800	388,731
	CK-San-Etsu Co. Ltd.	2,300	57,742
	Cleanup Corp.	7,400	35,256
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	466,218
	COLOPL, Inc.	23,200	89,665
	Computer Engineering & Consulting Ltd.	8,000	92,078
#	Computer Institute of Japan Ltd.	16,560	48,315
	COMSYS Holdings Corp.	37,521	878,274
	Comture Corp.	10,400	127,365
	Copro-Holdings Co. Ltd.	900	8,977
	Core Corp.	2,600	31,926
	Corona Corp.	6,600	40,228
	Cosel Co. Ltd.	13,300	123,972
	Cosmos Initia Co. Ltd.	4,300	23,529
	Cosmos Pharmaceutical Corp.	8,600	791,149
	Cota Co. Ltd.	4,989	44,712
	CRE, Inc.	6,800	61,563
	Create SD Holdings Co. Ltd.	13,100	283,108
	Creek & River Co. Ltd.	9,000	94,481
	Cresco Ltd.	7,100	90,182
	CTI Engineering Co. Ltd.	6,700	203,678
	CTS Co. Ltd.	8,700	40,765
	Cube System, Inc.	2,900	20,329
	Curves Holdings Co. Ltd.	15,100	70,919
*	Cyber Security Cloud, Inc.	1,300	22,007
	CyberAgent, Inc.	125,954	784,764
	Cybozu, Inc.	11,300	114,376
	Dai Nippon Printing Co. Ltd.	20,900	608,736
	Dai Nippon Toryo Co. Ltd.	14,600	110,087
	Dai-Dan Co. Ltd.	17,400	308,342
	Daido Steel Co. Ltd.	69,500	766,342
	Daifuku Co. Ltd.	63,600	1,302,770
#	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	94,029
	Daihen Corp.	3,100	188,441
	Daiho Corp.	3,700	77,503
	Dai-Ichi Cutter Kogyo KK	3,000	28,949
	Daiichi Jitsugyo Co. Ltd.	10,200	133,919
	Daiichi Kensetsu Corp.	2,300	25,991
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	54,148
	Dai-ichi Life Holdings, Inc.	107,700	2,494,443
	Daiichi Sankyo Co. Ltd.	121,300	4,082,677
	Daiken Medical Co. Ltd.	4,300	15,025
	Daiki Aluminium Industry Co. Ltd.	15,300	129,139
	Daikin Industries Ltd.	33,600	4,586,107
	Daikokutenbussan Co. Ltd.	2,800	143,166
	Daikyonishikawa Corp.	2,100	9,642
	Dainichi Co. Ltd.	5,700	25,098
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	124,998
	Daiseki Co. Ltd.	10,780	204,874
	Daishinku Corp.	2,500	13,402
	Daisue Construction Co. Ltd.	4,800	49,000
	Daito Pharmaceutical Co. Ltd.	1,760	28,100
	Daito Trust Construction Co. Ltd.	21,100	2,261,800
	Daiwa House Industry Co. Ltd.	135,500	3,812,821

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwa Industries Ltd.	13,400	$136,144
	Daiwa Securities Group, Inc.	176,100	1,294,169
	Daiwabo Holdings Co. Ltd.	37,800	656,588
	DCM Holdings Co. Ltd.	40,100	371,258
#*	DD GROUP Co. Ltd.	1,800	14,490
	Dear Life Co. Ltd.	22,000	143,021
	Delica Foods Holdings Co. Ltd.	2,200	8,099
#*	Demae-Can Co. Ltd.	10,300	17,767
*	DeNA Co. Ltd.	49,900	503,298
	Densan System Holdings Co. Ltd.	3,700	65,086
	Denso Corp.	104,800	1,786,119
	Dentsu Group, Inc.	35,300	954,977
	Dentsu Soken, Inc.	11,000	364,408
	Denyo Co. Ltd.	8,200	123,262
	DIC Corp.	41,800	781,224
	Digital Arts, Inc.	5,100	136,769
	Digital Hearts Holdings Co. Ltd.	10,800	65,761
#	Digital Holdings, Inc.	4,300	29,683
	Digital Information Technologies Corp.	1,800	19,863
	Dip Corp.	21,100	356,594
	Disco Corp.	10,600	3,019,365
	DKK Co. Ltd.	3,400	45,290
	DKK-Toa Corp.	1,600	8,731
	DKS Co. Ltd.	4,000	82,952
	DMG Mori Co. Ltd.	74,600	1,994,246
	DMS, Inc.	1,100	12,373
	DMW Corp.	300	7,094
	Doshisha Co. Ltd.	10,300	141,971
	Double Standard, Inc.	1,000	11,272
	Dowa Holdings Co. Ltd.	27,800	1,041,026
	DTS Corp.	20,500	559,254
	Duskin Co. Ltd.	17,500	363,788
	DyDo Group Holdings, Inc.	6,600	114,237
	Eagle Industry Co. Ltd.	6,900	80,036
	East Japan Railway Co.	34,000	623,185
	EAT & Holdings Co. Ltd.	2,200	27,698
	Ebara Corp.	32,900	2,712,079
	Ebara Foods Industry, Inc.	1,900	34,544
	Ebara Jitsugyo Co. Ltd.	4,200	89,897
	Ebase Co. Ltd.	6,500	27,809
	Eco’s Co. Ltd.	4,400	65,433
#	EDION Corp.	34,000	351,247
	eGuarantee, Inc.	14,500	158,477
	Eiken Chemical Co. Ltd.	8,900	113,178
	Eisai Co. Ltd.	18,000	739,242
	Eizo Corp.	7,700	247,414
	EJ Holdings, Inc.	5,000	58,750
	Elan Corp.	11,200	64,295
	Elecom Co. Ltd.	11,400	107,884
	Elematec Corp.	9,400	114,719
	EM Systems Co. Ltd.	10,300	43,260
	en Japan, Inc.	18,200	302,574
	Endo Lighting Corp.	4,900	44,339
#*	eRex Co. Ltd.	12,500	65,542
	ERI Holdings Co. Ltd.	1,700	24,302
#	ES-Con Japan Ltd.	13,100	86,272
	Eslead Corp.	4,000	86,185
	ESPEC Corp.	4,200	78,462
	EXEO Group, Inc.	116,600	1,270,852

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ezaki Glico Co. Ltd.	17,200	$444,035
	F&M Co. Ltd.	3,000	41,341
	FALCO HOLDINGS Co. Ltd.	4,200	59,223
	Fancl Corp.	29,900	349,221
	FANUC Corp.	62,600	1,854,167
	Fast Retailing Co. Ltd.	33,900	8,863,800
	FCC Co. Ltd.	16,600	236,199
*	FDK Corp.	4,100	19,633
	Feed One Co. Ltd.	1,900	12,396
	Ferrotec Holdings Corp.	16,100	305,683
	Fibergate, Inc.	3,100	21,907
#	FIDEA Holdings Co. Ltd.	6,500	63,092
	Financial Partners Group Co. Ltd.	31,900	447,043
	FINDEX, Inc.	5,100	33,136
	First Bank of Toyama Ltd.	8,100	47,711
#	Fixstars Corp.	10,300	128,473
	FJ Next Holdings Co. Ltd.	8,800	76,066
	Focus Systems Corp.	3,300	25,486
	Food & Life Cos. Ltd.	25,400	480,081
	Forum Engineering, Inc.	5,200	31,036
#	Forval Corp.	2,800	23,093
	FP Corp.	25,700	413,523
	France Bed Holdings Co. Ltd.	12,845	98,381
#	Freebit Co. Ltd.	2,300	20,933
	F-Tech, Inc.	3,400	15,583
	FTGroup Co. Ltd.	3,600	28,178
	Fudo Tetra Corp.	5,200	77,042
	Fuji Co. Ltd.	7,100	86,573
#	Fuji Corp.	24,000	374,229
	Fuji Corp. Ltd.	11,500	54,260
	Fuji Die Co. Ltd.	1,600	6,900
	Fuji Electric Co. Ltd.	15,200	945,499
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	72,207
#	Fuji Kosan Co. Ltd.	800	9,104
	Fuji Media Holdings, Inc.	18,381	218,466
	Fuji Oil Co. Ltd.	21,900	66,620
#	Fuji Pharma Co. Ltd.	3,600	36,275
	Fuji Seal International, Inc.	20,400	262,128
	Fuji Soft, Inc.	17,500	684,841
	FUJIFILM Holdings Corp.	60,000	1,276,349
	Fujikura Kasei Co. Ltd.	16,600	49,090
	Fujikura Ltd.	110,000	1,890,275
	Fujimi, Inc.	15,600	338,360
	Fujimori Kogyo Co. Ltd.	7,800	211,063
	Fujishoji Co. Ltd.	2,500	19,951
#	Fujitsu General Ltd.	10,200	131,573
	Fujitsu Ltd.	171,000	2,641,632
	Fujiya Co. Ltd.	2,700	42,471
	Fukuda Corp.	3,400	118,108
	Fukuda Denshi Co. Ltd.	6,100	252,943
	Fukui Bank Ltd.	4,938	59,469
	Fukui Computer Holdings, Inc.	5,000	77,913
	Fukushima Galilei Co. Ltd.	3,900	155,940
	Fukuyama Transporting Co. Ltd.	6,400	154,643
	FULLCAST Holdings Co. Ltd.	15,600	149,535
	Fumakilla Ltd.	1,700	12,674
	Funai Soken Holdings, Inc.	20,050	303,340
	Furukawa Co. Ltd.	15,100	191,411
	Furukawa Electric Co. Ltd.	17,500	374,690

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Furuno Electric Co. Ltd.	6,600	$87,707
#	Furyu Corp.	10,100	76,947
	Fuso Chemical Co. Ltd.	9,400	241,423
#	Fuso Pharmaceutical Industries Ltd.	2,000	28,357
	Futaba Industrial Co. Ltd.	20,200	118,462
	Future Corp.	18,000	181,591
	Fuyo General Lease Co. Ltd.	12,600	1,080,571
	G-7 Holdings, Inc.	11,500	101,704
#*	GA Technologies Co. Ltd.	8,400	70,582
	Gakken Holdings Co. Ltd.	9,800	56,958
	Gakkyusha Co. Ltd.	3,400	46,896
	Gakujo Co. Ltd.	6,300	69,528
	Gecoss Corp.	7,500	49,026
#	Genki Sushi Co. Ltd.	5,200	97,669
	Genky DrugStores Co. Ltd.	4,300	157,624
	Geo Holdings Corp.	6,800	85,524
#	Gift Holdings, Inc.	2,000	37,905
#*	giftee, Inc.	5,100	38,057
	Giken Ltd.	4,500	55,860
	GL Sciences, Inc.	1,000	17,783
	GLOBERIDE, Inc.	6,700	85,278
	Glory Ltd.	24,300	437,844
#	GMO Financial Gate, Inc.	1,100	48,941
#	GMO Financial Holdings, Inc.	20,500	98,055
	GMO GlobalSign Holdings KK	2,700	45,960
	GMO internet group, Inc.	37,062	608,526
	GMO Payment Gateway, Inc.	18,500	846,211
*	GNI Group Ltd.	10,800	169,456
*	Gokurakuyu Holdings Co. Ltd.	5,600	14,257
	Goldcrest Co. Ltd.	7,500	120,894
	Goldwin, Inc.	15,000	909,847
	Grandy House Corp.	7,300	28,062
	Gree, Inc.	23,700	69,975
	gremz, Inc.	5,400	72,683
	GS Yuasa Corp.	17,100	322,633
	GSI Creos Corp.	3,600	51,330
	G-Tekt Corp.	5,500	75,040
	Gun-Ei Chemical Industry Co. Ltd.	2,100	46,641
	GungHo Online Entertainment, Inc.	24,410	358,864
	Gunma Bank Ltd.	94,000	572,099
	H.U. Group Holdings, Inc.	21,300	323,785
	H2O Retailing Corp.	25,260	285,419
#	Hagihara Industries, Inc.	6,700	66,202
	Hagiwara Electric Holdings Co. Ltd.	5,400	148,427
	Hakudo Co. Ltd.	1,400	25,080
	Hakuhodo DY Holdings, Inc.	97,000	902,225
	Halows Co. Ltd.	4,400	128,991
	Hamamatsu Photonics KK	16,500	604,588
	Handsman Co. Ltd.	300	1,813
	Hankyu Hanshin Holdings, Inc.	21,300	558,448
	Hanwa Co. Ltd.	24,300	934,976
	Happinet Corp.	11,900	230,482
	Hard Off Corp. Co. Ltd.	4,300	47,293
	Harima Chemicals Group, Inc.	7,600	43,099
	Haseko Corp.	126,200	1,524,654
	Hashimoto Sogyo Holdings Co. Ltd.	4,800	40,800
	Hazama Ando Corp.	59,100	440,653
	Heiwa Corp.	14,600	182,894
	Heiwa Real Estate Co. Ltd.	7,500	207,345

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Heiwado Co. Ltd.	11,700	$180,413
*	Hennge KK	4,600	29,794
	Hibino Corp.	900	11,420
	Hibiya Engineering Ltd.	9,700	182,623
	Hikari Tsushin, Inc.	3,400	552,574
	Himacs Ltd.	2,480	21,772
#	Hioki EE Corp.	4,700	187,425
	Hirakawa Hewtech Corp.	4,700	40,324
	Hirano Tecseed Co. Ltd.	4,200	52,776
#	Hirata Corp.	3,000	134,216
	Hirose Electric Co. Ltd.	4,925	522,768
*	Hirose Tusyo, Inc.	1,400	29,442
	Hiroshima Gas Co. Ltd.	26,300	63,962
#*	HIS Co. Ltd.	3,900	43,334
	Hisaka Works Ltd.	8,100	55,305
	Hisamitsu Pharmaceutical Co., Inc.	12,200	295,992
	Hitachi Construction Machinery Co. Ltd.	33,000	942,555
	Hitachi Ltd.	88,000	8,118,939
	Hitachi Zosen Corp.	85,200	659,438
	Hito Communications Holdings, Inc.	4,100	26,080
	Hochiki Corp.	4,700	72,219
	Hodogaya Chemical Co. Ltd.	3,500	103,189
	Hogy Medical Co. Ltd.	4,500	106,345
#	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	37,105
	Hokkaido Gas Co. Ltd.	7,400	144,328
	Hokkan Holdings Ltd.	2,300	26,348
#	Hokko Chemical Industry Co. Ltd.	10,800	107,085
#	Hokuetsu Corp.	56,100	473,137
	Hokuetsu Industries Co. Ltd.	9,300	119,130
	Hokuriku Electric Industry Co. Ltd.	1,800	15,505
	Hokuriku Electrical Construction Co. Ltd.	7,319	55,382
#	Honda Motor Co. Ltd., Sponsored ADR	25,574	869,260
	Honda Motor Co. Ltd.	330,900	3,764,840
	H-One Co. Ltd.	6,200	27,222
	Honeys Holdings Co. Ltd.	8,600	92,617
	Hoosiers Holdings Co. Ltd.	13,800	95,426
	Horiba Ltd.	18,100	1,756,046
	Hoshizaki Corp.	15,600	537,556
	Hosiden Corp.	7,400	92,401
	Hosokawa Micron Corp.	5,000	139,755
	Hotland Co. Ltd.	5,300	72,670
	House Foods Group, Inc.	14,103	277,869
	Hulic Co. Ltd.	137,300	1,265,172
	Hyakujushi Bank Ltd.	4,000	73,280
	IBJ, Inc.	7,000	24,098
	Ichiken Co. Ltd.	2,500	37,988
	Ichinen Holdings Co. Ltd.	10,700	117,540
	Icom, Inc.	1,700	34,402
	ID Holdings Corp.	7,399	68,404
	Idec Corp.	14,000	247,116
	IDOM, Inc.	30,800	273,134
	IHI Corp.	59,700	1,429,465
	Iida Group Holdings Co. Ltd.	45,620	582,381
	I’ll, Inc.	3,300	56,423
	Imagica Group, Inc.	6,500	24,925
	i-mobile Co. Ltd.	24,300	60,700
	Imuraya Group Co. Ltd.	700	10,876
	Inaba Denki Sangyo Co. Ltd.	18,400	429,282
	Inaba Seisakusho Co. Ltd.	4,300	49,023

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Inageya Co. Ltd.	1,300	$10,511
#	I-NE Co. Ltd.	2,400	27,070
	Ines Corp.	8,300	83,425
	I-Net Corp.	3,900	50,133
	Infocom Corp.	11,100	189,938
	INFRONEER Holdings, Inc.	62,080	549,760
	Innotech Corp.	2,000	23,348
	Insource Co. Ltd.	14,400	69,967
	Intage Holdings, Inc.	4,000	37,115
	Integrated Design & Engineering Holdings Co. Ltd.	8,500	252,184
	Intelligent Wave, Inc.	3,200	23,077
	Internet Initiative Japan, Inc.	41,200	697,062
#	Inui Global Logistics Co. Ltd.	4,700	32,806
#	IPS, Inc.	3,000	43,973
#	IR Japan Holdings Ltd.	4,788	36,218
	I’rom Group Co. Ltd.	2,700	30,876
	ISB Corp.	4,700	38,296
#	Ise Chemicals Corp.	900	105,946
	Iseki & Co. Ltd.	8,500	55,492
	Ishihara Chemical Co. Ltd.	7,100	79,856
	Ishihara Sangyo Kaisha Ltd.	4,100	47,496
#	Ishii Iron Works Co. Ltd.	500	8,706
#	Ishizuka Glass Co. Ltd.	900	15,462
*	Istyle, Inc.	38,700	129,343
	Isuzu Motors Ltd.	247,700	3,139,064
	Itfor, Inc.	15,000	129,988
#	ITmedia, Inc.	6,200	71,232
#	Ito En Ltd.	42,591	1,033,481
	Itochu Enex Co. Ltd.	40,000	387,160
	Itochu-Shokuhin Co. Ltd.	3,000	141,878
	Itoki Corp.	17,500	209,059
	Iwaki Co. Ltd.	4,300	69,350
	Iwatani Corp.	30,200	1,714,831
	Izumi Co. Ltd.	8,500	197,476
	J Front Retailing Co. Ltd.	59,000	513,821
	J Trust Co. Ltd.	12,800	36,423
	JAC Recruitment Co. Ltd.	42,000	202,385
	Jaccs Co. Ltd.	8,900	319,838
*	Jade Group, Inc.	2,200	21,349
	JAFCO Group Co. Ltd.	25,800	291,169
	JANOME Corp.	3,900	16,502
	Japan Airport Terminal Co. Ltd.	14,000	494,749
	Japan Aviation Electronics Industry Ltd.	11,500	184,749
	Japan Cash Machine Co. Ltd.	6,000	51,457
#*	Japan Communications, Inc.	51,700	64,873
	Japan Electronic Materials Corp.	4,500	73,049
	Japan Elevator Service Holdings Co. Ltd.	23,600	366,758
	Japan Foundation Engineering Co. Ltd.	7,800	25,236
*	Japan Hospice Holdings, Inc.	1,300	11,709
	Japan Investment Adviser Co. Ltd.	3,200	22,001
	Japan Lifeline Co. Ltd.	27,700	203,310
	Japan Material Co. Ltd.	20,700	292,035
	Japan Medical Dynamic Marketing, Inc.	8,100	34,575
	Japan Post Bank Co. Ltd.	161,300	1,637,245
	Japan Post Insurance Co. Ltd.	50,600	949,968
	Japan Property Management Center Co. Ltd.	7,800	65,406
	Japan Pulp & Paper Co. Ltd.	2,300	79,906
	Japan Pure Chemical Co. Ltd.	1,900	38,535
	Japan Securities Finance Co. Ltd.	39,200	397,403

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works Ltd.	7,800	$189,336
	Japan System Techniques Co. Ltd.	6,800	72,341
	Japan Wool Textile Co. Ltd.	18,100	156,256
	Jastec Co. Ltd.	2,900	35,598
	JBCC Holdings, Inc.	4,600	97,277
	JCR Pharmaceuticals Co. Ltd.	16,100	82,762
	JCU Corp.	11,600	276,945
#	JDC Corp.	15,700	51,368
	Jeol Ltd.	21,000	832,007
	JFE Systems, Inc.	2,800	65,560
	JGC Holdings Corp.	73,300	706,551
	Jichodo Co. Ltd.	300	25,724
#*	JIG-SAW, Inc.	1,500	37,348
	JINS Holdings, Inc.	4,600	96,641
	JINUSHI Co. Ltd.	6,000	97,047
	JK Holdings Co. Ltd.	5,600	37,968
	J-Lease Co. Ltd.	2,200	17,446
	JM Holdings Co. Ltd.	5,400	90,526
	JMS Co. Ltd.	2,400	8,105
	J-Oil Mills, Inc.	2,700	33,847
	Joshin Denki Co. Ltd.	7,400	119,370
	Joyful Honda Co. Ltd.	19,300	274,486
	JP-Holdings, Inc.	40,700	116,955
#	JSP Corp.	4,400	64,914
	JTEKT Corp.	48,000	371,558
#	Juki Corp.	10,400	35,426
	Justsystems Corp.	15,000	261,279
	JVCKenwood Corp.	83,620	425,077
	Kadokawa Corp.	21,603	394,856
	Kaga Electronics Co. Ltd.	8,300	326,969
	Kajima Corp.	80,201	1,536,427
	Kakaku.com, Inc.	54,900	631,490
	Kaken Pharmaceutical Co. Ltd.	7,600	165,202
#	Kamakura Shinsho Ltd.	6,300	21,264
	Kamigumi Co. Ltd.	29,100	628,431
	Kanaden Corp.	10,000	98,704
	Kanagawa Chuo Kotsu Co. Ltd.	600	11,673
	Kanamic Network Co. Ltd.	5,500	18,023
#	Kanamoto Co. Ltd.	13,600	228,738
	Kandenko Co. Ltd.	47,700	532,079
	Kaneka Corp.	21,100	546,533
	Kaneko Seeds Co. Ltd.	1,500	13,591
	Kanematsu Corp.	41,200	669,904
	Kanemi Co. Ltd.	1,000	20,214
	Kanro, Inc.	1,600	22,956
#	Kansai Food Market Ltd.	1,900	23,552
	Kansai Paint Co. Ltd.	43,900	571,498
	Kanto Denka Kogyo Co. Ltd.	12,400	84,620
*	Kaonavi, Inc.	1,600	14,684
	Katakura Industries Co. Ltd.	6,900	84,387
	Katitas Co. Ltd.	32,100	386,736
	Kato Sangyo Co. Ltd.	11,000	319,000
	Kato Works Co. Ltd.	3,900	34,217
	Kawada Technologies, Inc.	4,200	79,956
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	37,964
	Kawasaki Heavy Industries Ltd.	61,033	1,889,463
	KDDI Corp.	246,900	6,851,173
#	KeePer Technical Laboratory Co. Ltd.	8,500	241,708
	Keihan Holdings Co. Ltd.	11,000	230,061

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keihanshin Building Co. Ltd.	9,000	$90,218
	Keikyu Corp.	48,700	387,139
	Keio Corp.	19,018	465,318
	Keisei Electric Railway Co. Ltd.	12,292	457,913
#	KEIWA, Inc.	1,600	11,185
	Keiyo Bank Ltd.	26,200	128,815
	Kenko Mayonnaise Co. Ltd.	1,700	24,302
	Kewpie Corp.	21,900	441,814
	Keyence Corp.	19,200	8,443,576
	KH Neochem Co. Ltd.	4,865	74,701
	Kikkoman Corp.	65,000	774,501
#	Kimoto Co. Ltd.	12,900	17,295
	Kimura Chemical Plants Co. Ltd.	4,600	22,283
	Kinden Corp.	40,000	763,245
#	King Jim Co. Ltd.	4,300	24,256
	Kinki Sharyo Co. Ltd.	1,500	21,935
	Kintetsu Department Store Co. Ltd.	1,600	22,183
	Kintetsu Group Holdings Co. Ltd.	12,700	326,499
	Kirin Holdings Co. Ltd.	69,300	1,011,613
	Kissei Pharmaceutical Co. Ltd.	6,800	155,815
	Ki-Star Real Estate Co. Ltd.	5,500	133,331
	Kitagawa Corp.	2,700	26,329
	Kita-Nippon Bank Ltd.	1,500	23,794
	Kitano Construction Corp.	1,200	26,051
	Kitz Corp.	23,100	196,622
	Kiyo Bank Ltd.	15,000	172,317
*	KLab, Inc.	11,700	18,032
	Koa Shoji Holdings Co. Ltd.	1,600	8,556
	Kobayashi Pharmaceutical Co. Ltd.	14,400	510,479
	Kobe Bussan Co. Ltd.	25,601	552,912
#	Kobe Electric Railway Co. Ltd.	900	15,669
#	Koei Tecmo Holdings Co. Ltd.	45,100	419,491
	Kohnan Shoji Co. Ltd.	10,700	302,173
	Kohsoku Corp.	6,000	83,255
	Koito Manufacturing Co. Ltd.	66,900	899,854
	Kojima Co. Ltd.	11,500	59,327
	Kokuyo Co. Ltd.	32,500	555,235
	KOMAIHALTEC, Inc.	1,400	17,629
	Komatsu Ltd.	178,100	5,317,380
	Komatsu Matere Co. Ltd.	11,300	54,178
	Komatsu Wall Industry Co. Ltd.	2,600	52,584
	KOMEDA Holdings Co. Ltd.	18,300	300,372
#	Komehyo Holdings Co. Ltd.	3,100	73,050
	Komeri Co. Ltd.	9,100	220,639
	Komori Corp.	21,600	168,725
	Konaka Co. Ltd.	8,100	20,170
	Konami Group Corp.	22,500	1,357,590
	Kondotec, Inc.	5,200	42,106
	Konica Minolta, Inc.	111,000	369,090
	Konishi Co. Ltd.	40,000	339,698
	Konoike Transport Co. Ltd.	6,500	94,238
#	Konoshima Chemical Co. Ltd.	3,700	35,847
#	Kosaido Holdings Co. Ltd.	14,000	64,619
	Kose Corp.	14,758	760,983
	Kotobuki Spirits Co. Ltd.	39,200	403,625
	Kozo Keikaku Engineering, Inc.	1,800	45,390
	KPP Group Holdings Co. Ltd.	9,600	45,158
#	Krosaki Harima Corp.	8,000	172,930
	KRS Corp.	4,200	31,124

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	K’s Holdings Corp.	41,476	$398,138
	KSK Co. Ltd.	500	10,851
	KU Holdings Co. Ltd.	5,300	38,776
	Kubota Corp.	95,400	1,530,190
	Kumagai Gumi Co. Ltd.	15,400	405,993
#	Kumiai Chemical Industry Co. Ltd.	39,800	202,853
	Kunimine Industries Co. Ltd.	3,100	22,576
	Kurabo Industries Ltd.	3,800	89,419
	Kuraray Co. Ltd.	45,400	502,992
	Kureha Corp.	21,300	379,721
	Kurimoto Ltd.	5,200	138,336
	Kurita Water Industries Ltd.	36,300	1,437,628
	Kuriyama Holdings Corp.	9,700	85,546
	Kusuri No. Aoki Holdings Co. Ltd.	29,400	548,144
	Kyocera Corp.	87,600	1,067,725
	Kyodo Printing Co. Ltd.	2,600	54,104
	Kyokuto Boeki Kaisha Ltd.	6,600	81,251
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	262,582
	Kyokuyo Co. Ltd.	5,700	130,363
	Kyorin Pharmaceutical Co. Ltd.	12,900	150,316
	Kyosan Electric Manufacturing Co. Ltd.	21,800	70,813
	Kyoto Financial Group, Inc.	43,200	768,924
#	Kyowa Electronic Instruments Co. Ltd.	3,500	9,434
	Kyowa Kirin Co. Ltd.	41,936	704,267
	Kyowa Leather Cloth Co. Ltd.	5,700	28,248
	Kyudenko Corp.	16,900	701,415
	Kyushu Financial Group, Inc.	57,900	387,412
	Kyushu Leasing Service Co. Ltd.	4,700	38,200
	Kyushu Railway Co.	26,200	563,717
	LA Holdings Co. Ltd.	1,700	51,058
	LAC Co. Ltd.	6,900	35,412
	Lacto Japan Co. Ltd.	1,500	24,770
	Lasertec Corp.	15,300	3,300,291
	Leopalace21 Corp.	105,100	347,848
	Life Corp.	9,400	234,824
	Lifedrink Co., Inc.	1,900	60,203
#*	LIFENET INSURANCE Co.	5,900	52,096
	LIFULL Co. Ltd.	26,300	27,527
	LIKE, Inc.	6,900	74,811
	Link & Motivation, Inc.	13,000	41,192
	Lintec Corp.	23,800	474,476
	Lion Corp.	45,500	408,043
	Lixil Corp.	60,800	653,036
	Loadstar Capital KK	3,100	66,689
	Look Holdings, Inc.	1,900	35,987
	LY Corp.	297,932	715,821
	M&A Capital Partners Co. Ltd.	7,162	96,690
	M3, Inc.	141,470	1,496,494
	Mabuchi Motor Co. Ltd.	25,200	390,295
	Macnica Holdings, Inc.	27,400	1,208,150
	Macromill, Inc.	16,900	78,791
	Maeda Kosen Co. Ltd.	3,400	74,409
	Maezawa Industries, Inc.	4,100	33,137
#	Maezawa Kasei Industries Co. Ltd.	4,500	49,004
	Maezawa Kyuso Industries Co. Ltd.	7,400	60,206
	Mainichi Comnet Co. Ltd.	3,000	15,305
	Makino Milling Machine Co. Ltd.	10,600	425,195
	Makita Corp.	38,100	1,103,028
	Mammy Mart Corp.	800	26,730

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Management Solutions Co. Ltd.	4,400	$47,508
	Mandom Corp.	10,500	86,629
	Mani, Inc.	20,500	237,493
	MarkLines Co. Ltd.	3,900	73,612
	Maruha Nichiro Corp.	20,800	405,714
	Maruichi Steel Tube Ltd.	12,600	324,431
	MARUKA FURUSATO Corp.	7,141	109,617
#	Marumae Co. Ltd.	1,800	21,828
	Marusan Securities Co. Ltd.	20,200	130,549
	Maruyama Manufacturing Co., Inc.	700	10,940
	Maruzen Co. Ltd.	4,500	83,220
	Maruzen Showa Unyu Co. Ltd.	3,400	101,721
	Matching Service Japan Co. Ltd.	3,600	27,685
	Matsuda Sangyo Co. Ltd.	5,600	97,468
#	Matsui Construction Co. Ltd.	10,300	55,691
	Matsui Securities Co. Ltd.	48,300	247,224
	MatsukiyoCocokara & Co.	66,160	938,197
	Matsuya Co. Ltd.	2,400	13,643
	Max Co. Ltd.	10,000	223,147
	Maxvalu Tokai Co. Ltd.	4,000	78,433
	Mazda Motor Corp.	223,100	2,525,375
	McDonald’s Holdings Co. Japan Ltd.	7,400	325,516
	MCJ Co. Ltd.	25,100	219,112
	Mebuki Financial Group, Inc.	107,800	381,356
	MEC Co. Ltd.	10,500	275,452
	Media Do Co. Ltd.	4,300	36,927
	Medical Data Vision Co. Ltd.	14,300	52,463
	Medical System Network Co. Ltd.	18,000	72,141
	Medikit Co. Ltd.	1,500	26,815
	Medipal Holdings Corp.	92,100	1,444,408
	Medius Holdings Co. Ltd.	6,200	30,463
*	Medley, Inc.	4,900	112,318
	MedPeer, Inc.	5,600	24,283
*	Megachips Corp.	3,300	76,510
	Megmilk Snow Brand Co. Ltd.	12,599	203,471
	Meidensha Corp.	14,000	310,225
	Meiji Electric Industries Co. Ltd.	3,900	40,456
	MEIJI Holdings Co. Ltd.	29,700	664,518
	Meisei Industrial Co. Ltd.	16,000	136,007
	MEITEC Group Holdings, Inc.	36,300	676,995
#	Meiwa Corp.	9,600	40,714
#	Meiwa Estate Co. Ltd.	4,200	26,125
	Melco Holdings, Inc.	1,700	36,954
	Menicon Co. Ltd.	16,800	162,097
#*	Mercari, Inc.	68,200	788,588
	Mercuria Holdings Co. Ltd.	3,100	20,529
#*	MetaReal Corp.	2,100	13,036
	METAWATER Co. Ltd.	5,400	67,175
	Micronics Japan Co. Ltd.	13,800	568,471
	Mie Kotsu Group Holdings, Inc.	2,600	9,770
	Milbon Co. Ltd.	9,600	188,699
	MIMAKI ENGINEERING Co. Ltd.	4,800	37,419
	Minebea Mitsumi, Inc.	60,300	1,129,439
#	Mirai Industry Co. Ltd.	2,400	62,866
	Mirait One Corp.	46,600	568,986
	Mirarth Holdings, Inc.	49,500	151,779
	Miroku Jyoho Service Co. Ltd.	7,297	78,491
	MISUMI Group, Inc.	65,100	1,058,387
	Mitani Corp.	11,200	118,198

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitani Sangyo Co. Ltd.	12,600	$29,027
	Mitani Sekisan Co. Ltd.	700	25,655
	Mitsuba Corp.	8,400	77,126
	Mitsubishi Chemical Group Corp.	226,200	1,319,621
	Mitsubishi Electric Corp.	190,600	3,322,144
	Mitsubishi Estate Co. Ltd.	103,100	1,889,277
	Mitsubishi Gas Chemical Co., Inc.	60,000	1,061,653
	Mitsubishi HC Capital, Inc.	324,900	2,104,066
	Mitsubishi Heavy Industries Ltd.	406,600	3,635,456
	Mitsubishi Kakoki Kaisha Ltd.	1,500	36,933
	Mitsubishi Logisnext Co. Ltd.	22,300	219,936
	Mitsubishi Logistics Corp.	19,999	663,491
	Mitsubishi Motors Corp.	314,300	995,966
	Mitsubishi Pencil Co. Ltd.	13,300	202,884
	Mitsubishi Research Institute, Inc.	3,200	99,488
	Mitsubishi Shokuhin Co. Ltd.	7,900	280,121
	Mitsubishi UFJ Financial Group, Inc.	928,000	9,244,133
	Mitsuboshi Belting Ltd.	5,600	171,756
	Mitsui Chemicals, Inc.	38,800	1,104,360
	Mitsui DM Sugar Holdings Co. Ltd.	2,600	50,531
#	Mitsui E&S Co. Ltd.	47,200	511,679
	Mitsui Fudosan Co. Ltd.	247,500	2,518,823
	Mitsui Mining & Smelting Co. Ltd.	19,200	602,052
	Mitsui-Soko Holdings Co. Ltd.	8,200	241,874
	Mitsuuroko Group Holdings Co. Ltd.	21,100	180,659
	Miura Co. Ltd.	12,200	191,946
	MIXI, Inc.	17,300	264,030
	Miyaji Engineering Group, Inc.	3,600	91,019
	Miyazaki Bank Ltd.	2,400	46,630
	Miyoshi Oil & Fat Co. Ltd.	1,400	11,193
	Mizuho Financial Group, Inc.	154,371	2,983,863
	Mizuho Financial Group, Inc., ADR	8,184	31,672
	Mizuho Leasing Co. Ltd.	69,500	496,469
	Mizuho Medy Co. Ltd.	700	14,763
	Mizuno Corp.	8,900	431,950
	Mochida Pharmaceutical Co. Ltd.	7,898	159,327
	Modec, Inc.	10,200	201,239
	Monex Group, Inc.	60,700	313,630
#	MonotaRO Co. Ltd.	88,500	1,060,662
	MORESCO Corp.	2,300	18,896
	Morinaga & Co. Ltd.	25,600	413,715
	Morinaga Milk Industry Co. Ltd.	20,600	403,665
	Moriroku Holdings Co. Ltd.	4,200	72,072
	Morita Holdings Corp.	13,200	155,394
	Morito Co. Ltd.	7,100	69,407
	Morozoff Ltd.	600	15,885
	MrMax Holdings Ltd.	11,600	48,134
	MS&AD Insurance Group Holdings, Inc.	148,656	2,672,692
	Mugen Estate Co. Ltd.	8,500	74,760
	m-up Holdings, Inc.	13,200	87,209
	Murakami Corp.	2,000	59,353
	Muto Seiko Co.	800	9,509
	Nabtesco Corp.	30,900	509,601
#	NAC Co. Ltd.	7,200	24,251
	Nachi-Fujikoshi Corp.	4,100	88,626
	Nafco Co. Ltd.	6,100	111,498
	Nagano Keiki Co. Ltd.	4,800	72,054
	Nagase & Co. Ltd.	53,900	932,488
	Nagase Brothers, Inc.	2,500	29,792

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nagatanien Holdings Co. Ltd.	4,500	$66,309
	Nagawa Co. Ltd.	600	28,021
	Nagoya Railroad Co. Ltd.	41,500	541,312
	Nakabayashi Co. Ltd.	10,000	33,120
	Nakakita Seisakusho Co. Ltd.	500	12,697
	Nakamoto Packs Co. Ltd.	1,600	16,902
	Nakanishi, Inc.	15,900	244,254
	Nakano Corp.	6,500	25,912
	Nakano Refrigerators Co. Ltd.	400	14,943
#	Namura Shipbuilding Co. Ltd.	20,000	249,372
	Nankai Electric Railway Co. Ltd.	19,800	344,767
#	Nanyo Corp.	2,400	19,089
	Nasu Denki Tekko Co. Ltd.	500	33,999
	Natori Co. Ltd.	3,300	44,492
	NCD Co. Ltd./Shinagawa	2,000	22,725
	NEC Capital Solutions Ltd.	6,000	145,909
	NEC Corp.	29,100	2,106,898
	NEC Networks & System Integration Corp.	37,500	622,951
	Needs Well, Inc.	2,300	12,190
	NET One Systems Co. Ltd.	42,400	709,463
*	Net Protections Holdings, Inc.	9,300	12,926
	New Art Holdings Co. Ltd.	2,600	27,054
#	New Cosmos Electric Co. Ltd.	200	3,087
	Nexon Co. Ltd.	47,600	742,148
#	Nextage Co. Ltd.	21,300	373,959
*	NexTone, Inc.	2,500	18,444
	NHK Spring Co. Ltd.	83,400	845,246
	Nicca Chemical Co. Ltd.	3,100	19,655
	Nice Corp.	3,400	37,443
	Nichias Corp.	15,000	411,146
#	Nichiden Corp.	6,300	101,438
	Nichimo Co. Ltd.	800	10,525
	Nichireki Co. Ltd.	3,200	48,818
	Nichirin Co. Ltd.	3,430	85,659
	NIDEC Corp.	18,689	875,259
#	NIDEC Corp., Sponsored ADR	1,451	17,006
	Nifco, Inc.	48,700	1,177,246
	Nihon Chouzai Co. Ltd.	6,400	62,455
	Nihon Dengi Co. Ltd.	2,200	81,577
	Nihon Flush Co. Ltd.	8,200	47,408
	Nihon House Holdings Co. Ltd.	14,000	27,695
	Nihon Kagaku Sangyo Co. Ltd.	8,000	72,633
	Nihon Kohden Corp.	22,100	600,864
	Nihon M&A Center Holdings, Inc.	173,200	947,981
	Nihon Parkerizing Co. Ltd.	43,700	336,058
	Nihon Tokushu Toryo Co. Ltd.	5,600	49,703
	Nihon Trim Co. Ltd.	1,200	27,097
	Nihon Yamamura Glass Co. Ltd.	3,300	29,987
	Nikkiso Co. Ltd.	21,800	174,099
	Nikko Co. Ltd.	13,500	63,610
	Nikkon Holdings Co. Ltd.	14,600	286,570
	Nikon Corp.	51,900	536,611
	Nintendo Co. Ltd.	280,000	13,655,312
	Nippi, Inc.	600	20,452
	Nippn Corp.	7,100	109,567
	Nippon Air Conditioning Services Co. Ltd.	4,500	25,742
	Nippon Aqua Co. Ltd.	4,300	26,185
#	Nippon Avionics Co. Ltd.	600	34,207
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,500	18,854

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Carbide Industries Co., Inc.	2,900	$33,109
	Nippon Care Supply Co. Ltd.	1,200	14,473
	Nippon Chemical Industrial Co. Ltd.	2,000	30,618
	Nippon Densetsu Kogyo Co. Ltd.	14,900	204,510
	Nippon Dry-Chemical Co. Ltd.	2,100	35,266
	Nippon Express Holdings, Inc.	30,600	1,565,443
#	Nippon Felt Co. Ltd.	2,900	7,825
	Nippon Filcon Co. Ltd.	3,100	10,787
	Nippon Fine Chemical Co. Ltd.	5,100	78,375
	Nippon Gas Co. Ltd.	66,500	1,084,562
	Nippon Kayaku Co. Ltd.	68,600	558,776
	Nippon Light Metal Holdings Co. Ltd.	38,160	452,806
	Nippon Paint Holdings Co. Ltd.	111,900	716,274
	Nippon Parking Development Co. Ltd.	78,100	95,867
	Nippon Pillar Packing Co. Ltd.	11,600	456,919
	Nippon Rietec Co. Ltd.	7,800	64,996
	Nippon Road Co. Ltd.	2,400	28,770
	Nippon Seiki Co. Ltd.	12,700	115,486
	Nippon Seisen Co. Ltd.	5,000	42,203
	Nippon Sharyo Ltd.	3,700	56,618
	Nippon Shinyaku Co. Ltd.	18,700	517,434
	Nippon Shokubai Co. Ltd.	29,100	276,598
	Nippon Signal Company Ltd.	12,900	83,513
	Nippon Soda Co. Ltd.	11,100	407,188
	Nippon Telegraph & Telephone Corp.	2,535,300	2,737,267
	Nippon Thompson Co. Ltd.	14,500	60,086
	Nireco Corp.	1,000	11,517
	Nishimatsu Construction Co. Ltd.	13,100	378,784
	Nishimatsuya Chain Co. Ltd.	15,500	214,942
	Nishimoto Co. Ltd.	1,300	48,015
	Nishi-Nippon Railroad Co. Ltd.	11,400	177,601
	Nishio Holdings Co. Ltd.	8,200	209,524
	Nissan Chemical Corp.	31,600	1,077,186
	Nissan Motor Co. Ltd.	306,500	1,121,699
	Nissan Shatai Co. Ltd.	26,700	172,583
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	18,589
	Nissei ASB Machine Co. Ltd.	2,700	88,756
	Nissei Plastic Industrial Co. Ltd.	5,900	42,027
	Nisshin Group Holdings Co. Ltd.	19,600	66,507
	Nisshin Oillio Group Ltd.	8,800	282,697
	Nisshin Seifun Group, Inc.	28,080	366,300
	Nisshinbo Holdings, Inc.	34,604	262,333
	Nissin Corp.	7,900	156,303
#	Nisso Holdings Co. Ltd.	11,600	60,930
	Nissui Corp.	98,700	592,223
	Nitori Holdings Co. Ltd.	9,700	1,298,181
	Nitta Corp.	5,100	131,589
#	Nitta Gelatin, Inc.	7,100	32,282
	Nitto Denko Corp.	45,000	3,720,853
	Nitto Fuji Flour Milling Co. Ltd.	400	13,463
	Nitto Kogyo Corp.	10,900	292,371
	Nitto Kohki Co. Ltd.	4,900	75,730
	Nitto Seiko Co. Ltd.	10,500	41,003
	Nittoc Construction Co. Ltd.	6,500	46,958
	Nittoku Co. Ltd.	2,100	25,924
	NJS Co. Ltd.	3,300	65,610
	Noevir Holdings Co. Ltd.	6,300	208,451
	Nohmi Bosai Ltd.	3,000	45,660
	Nojima Corp.	30,800	367,997

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc.	411,000	$2,338,582
	Nomura Holdings, Inc., Sponsored ADR	30,971	176,844
#	Nomura Micro Science Co. Ltd.	14,800	473,219
	Nomura Real Estate Holdings, Inc.	30,000	839,913
	Nomura Research Institute Ltd.	56,366	1,363,938
	Noritake Co. Ltd.	4,400	115,506
	Noritsu Koki Co. Ltd.	8,500	166,773
	Noritz Corp.	11,900	134,382
	NPR-RIKEN Corp.	3,900	71,755
#	NS Solutions Corp.	12,700	413,660
	NS Tool Co. Ltd.	3,800	22,231
	NSD Co. Ltd.	33,500	654,790
	NSK Ltd.	72,200	397,055
	NSW, Inc.	3,100	58,552
	NTN Corp.	112,600	223,458
	NTT Data Group Corp.	102,500	1,602,876
	Oat Agrio Co. Ltd.	5,000	63,471
	Obara Group, Inc.	3,300	86,205
	Obayashi Corp.	151,400	1,689,744
	OBIC Business Consultants Co. Ltd.	6,300	257,433
	Obic Co. Ltd.	13,700	1,759,991
	Ocean System Corp.	1,000	6,756
#	Ochi Holdings Co. Ltd.	1,800	18,205
	Odakyu Electric Railway Co. Ltd.	27,500	309,174
	Oenon Holdings, Inc.	11,900	26,916
#	Ohashi Technica, Inc.	2,500	25,138
	Ohba Co. Ltd.	4,500	32,128
	Ohmoto Gumi Co. Ltd.	1,500	24,457
#	OIE Sangyo Co. Ltd.	2,000	20,427
	Oiles Corp.	5,300	80,165
#*	Oisix ra daichi, Inc.	11,300	85,609
	Oita Bank Ltd.	2,900	53,846
	Okabe Co. Ltd.	12,800	65,127
	Okada Aiyon Corp.	1,300	24,847
	Okamoto Industries, Inc.	3,700	116,063
	Okamoto Machine Tool Works Ltd.	1,100	41,629
	Okamura Corp.	24,100	364,976
	Okasan Securities Group, Inc.	64,600	309,464
	Oki Electric Industry Co. Ltd.	25,000	178,668
	OKUMA Corp.	10,600	476,088
	Okumura Corp.	14,600	456,775
	Okura Industrial Co. Ltd.	4,000	79,392
	Okuwa Co. Ltd.	9,400	56,240
	Olba Healthcare Holdings, Inc.	800	9,937
	Olympus Corp.	148,900	2,074,134
	Omron Corp.	16,000	549,158
	Ono Pharmaceutical Co. Ltd.	133,100	1,917,087
	Onoken Co. Ltd.	10,300	120,503
	Onward Holdings Co. Ltd.	40,800	157,050
#	Ootoya Holdings Co. Ltd.	800	25,686
	Open House Group Co. Ltd.	59,600	1,812,450
	Open Up Group, Inc.	33,800	428,172
	Optex Group Co. Ltd.	9,000	105,653
*	Optim Corp.	7,000	39,561
	Optorun Co. Ltd.	8,300	101,964
	Oracle Corp.	8,700	652,888
	Organo Corp.	9,600	440,393
	Oricon, Inc.	5,900	30,828
	Orient Corp.	12,430	81,123

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oriental Consultants Holdings Co. Ltd.	2,100	$44,399
	Oriental Land Co. Ltd.	77,500	2,138,358
	Oriental Shiraishi Corp.	40,000	95,982
	Oro Co. Ltd.	2,200	36,351
	Osaka Gas Co. Ltd.	41,900	931,683
	Osaka Organic Chemical Industry Ltd.	3,293	68,253
	Osaka Soda Co. Ltd.	2,800	164,216
	Osaki Electric Co. Ltd.	9,400	40,888
	OSG Corp.	30,200	389,468
	Otsuka Corp.	72,200	1,435,922
	Otsuka Holdings Co. Ltd.	17,000	726,866
	OUG Holdings, Inc.	1,000	17,104
	Oyo Corp.	9,900	153,870
#	Ozu Corp.	1,500	16,764
	Pacific Industrial Co. Ltd.	10,500	108,299
	Pack Corp.	8,900	206,695
	PAL GROUP Holdings Co. Ltd.	16,600	198,107
	PALTAC Corp.	17,400	526,645
	Pan Pacific International Holdings Corp.	50,000	1,174,301
	Panasonic Holdings Corp.	175,400	1,530,970
	Paraca, Inc.	2,000	25,861
	Paramount Bed Holdings Co. Ltd.	9,600	163,570
*	Park24 Co. Ltd.	31,326	337,368
	Parker Corp.	7,900	48,287
	Pasco Corp.	2,100	26,214
#	Pasona Group, Inc.	17,600	246,977
	PCI Holdings, Inc.	2,900	17,311
#	Pegasus Co. Ltd.	7,900	26,192
	Penta-Ocean Construction Co. Ltd.	90,000	451,665
	People Dreams & Technologies Group Co. Ltd.	3,600	39,145
*	PeptiDream, Inc.	21,100	268,861
	Persol Holdings Co. Ltd.	1,502,100	2,077,869
#	Pharma Foods International Co. Ltd.	4,900	26,056
#	PHC Holdings Corp.	6,700	48,339
*	PIA Corp.	1,500	29,574
	Pigeon Corp.	60,400	550,548
	Pilot Corp.	12,300	329,206
	Plus Alpha Consulting Co. Ltd.	7,000	89,041
	Pola Orbis Holdings, Inc.	34,000	311,990
	Pole To Win Holdings, Inc.	14,300	44,990
#	Port, Inc.	3,500	44,258
*	PR Times Corp.	1,800	20,667
	Premium Group Co. Ltd.	13,500	189,497
	Press Kogyo Co. Ltd.	20,000	98,404
	Pressance Corp.	9,400	108,929
	Prestige International, Inc.	50,500	215,663
	Procrea Holdings, Inc.	10,125	118,685
	Pronexus, Inc.	4,500	32,749
	Pro-Ship, Inc.	5,300	46,581
	Proto Corp.	10,400	92,097
	PS Mitsubishi Construction Co. Ltd.	4,640	29,272
	Punch Industry Co. Ltd.	8,400	24,217
#	QB Net Holdings Co. Ltd.	3,500	25,277
	Qol Holdings Co. Ltd.	18,700	209,766
	Quick Co. Ltd.	9,900	146,239
#	Raccoon Holdings, Inc.	9,600	40,769
	Raito Kogyo Co. Ltd.	15,900	206,600
	Raiznext Corp.	5,500	70,703
#*	Raksul, Inc.	20,400	115,534

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rakus Co. Ltd.	32,400	$327,502
*	Rakuten Group, Inc.	118,100	567,995
	Rasa Corp.	2,500	30,066
	Rasa Industries Ltd.	4,800	85,387
	Raysum Co. Ltd.	3,044	70,103
	Recruit Holdings Co. Ltd.	375,900	16,189,020
	Relo Group, Inc.	67,044	582,787
#	Remixpoint, Inc.	17,300	16,972
	Renaissance, Inc.	1,500	9,599
	Rengo Co. Ltd.	95,500	716,046
#*	RENOVA, Inc.	23,200	217,997
	Resonac Holdings Corp.	57,800	1,253,273
	Restar Corp.	1,400	26,492
	Retail Partners Co. Ltd.	6,900	73,808
	Rheon Automatic Machinery Co. Ltd.	3,700	35,160
	Riberesute Corp.	2,000	10,117
	Ricoh Co. Ltd.	71,700	618,560
	Ricoh Leasing Co. Ltd.	9,700	329,677
	Ride On Express Holdings Co. Ltd.	2,400	15,784
	Riken Keiki Co. Ltd.	10,800	264,262
	Riken Technos Corp.	21,600	138,117
	Riken Vitamin Co. Ltd.	6,200	106,845
	Rinnai Corp.	19,200	416,016
	Rion Co. Ltd.	3,400	68,223
	Riso Kagaku Corp.	1,700	31,733
	Rix Corp.	900	25,579
	Rohto Pharmaceutical Co. Ltd.	76,100	1,484,743
	Rokko Butter Co. Ltd.	1,200	11,133
	Roland Corp.	2,900	78,836
	Roland DG Corp.	4,300	151,714
	Rorze Corp.	3,300	572,138
	RYODEN Corp.	8,900	149,274
	Ryohin Keikaku Co. Ltd.	113,300	1,825,152
#	Ryoyo Ryosan Holdings, Inc.	12,011	211,715
	S&B Foods, Inc.	2,900	83,566
	Sac’s Bar Holdings, Inc.	7,300	39,498
	Saibu Gas Holdings Co. Ltd.	11,800	147,135
	Saison Technology Co. Ltd.	400	4,746
	Saizeriya Co. Ltd.	6,000	202,605
	Sakai Chemical Industry Co. Ltd.	3,600	46,830
	Sakai Heavy Industries Ltd.	1,900	75,711
	Sakai Moving Service Co. Ltd.	4,800	84,493
	Sakata INX Corp.	28,900	293,523
#	Sakura Internet, Inc.	8,400	313,305
	Sala Corp.	23,600	117,778
	SAMTY Co. Ltd.	15,800	269,530
	San ju San Financial Group, Inc.	2,900	38,335
	San-A Co. Ltd.	7,300	219,083
	San-Ai Obbli Co. Ltd.	42,000	550,987
	Sangetsu Corp.	24,700	525,091
*	Sanix, Inc.	12,100	25,892
	Sanken Electric Co. Ltd.	6,599	284,901
	Sanki Engineering Co. Ltd.	28,500	400,074
	Sanko Gosei Ltd.	5,600	23,987
	Sanko Metal Industrial Co. Ltd.	1,300	38,644
	Sankyo Co. Ltd.	99,500	1,080,771
	Sankyo Frontier Co. Ltd.	1,400	38,146
	Sankyo Seiko Co. Ltd.	20,200	97,484
	Sankyu, Inc.	16,700	578,982

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanoh Industrial Co. Ltd.	1,700	$12,189
	Sanrio Co. Ltd.	53,400	900,348
	Sansei Technologies, Inc.	4,600	36,003
	Sansha Electric Manufacturing Co. Ltd.	4,600	44,534
	Sanshin Electronics Co. Ltd.	5,000	69,616
	Santec Holdings Corp.	1,800	56,233
	Santen Pharmaceutical Co. Ltd.	134,400	1,298,181
	Sanwa Holdings Corp.	100,200	1,636,355
	Sanyo Chemical Industries Ltd.	6,100	159,516
	Sanyo Denki Co. Ltd.	3,800	179,165
	Sanyo Shokai Ltd.	4,300	76,013
	Sanyo Special Steel Co. Ltd.	6,400	86,574
	Sanyo Trading Co. Ltd.	10,700	101,432
	Sapporo Holdings Ltd.	12,900	466,279
	Sata Construction Co. Ltd.	7,700	35,579
	Sato Holdings Corp.	10,500	145,496
	Sato Shoji Corp.	6,100	68,048
	Sawai Group Holdings Co. Ltd.	8,700	324,209
	Saxa Holdings, Inc.	1,300	23,638
	SB Technology Corp.	5,000	92,816
*	SBI ARUHI Corp.	7,300	39,332
#	SBI Global Asset Management Co. Ltd.	4,600	18,944
	SBI Holdings, Inc.	37,200	905,751
	SBI Insurance Group Co. Ltd.	1,900	12,089
	SBS Holdings, Inc.	9,500	163,757
	SCREEN Holdings Co. Ltd.	14,800	1,527,022
	Scroll Corp.	10,400	61,758
	SCSK Corp.	29,029	527,724
	SEC Carbon Ltd.	1,000	16,133
	Secom Co. Ltd.	21,000	1,458,712
	Sega Sammy Holdings, Inc.	63,700	833,767
#	Segue Group Co. Ltd.	2,500	8,179
	Seibu Holdings, Inc.	39,200	610,112
	Seika Corp.	4,900	126,382
	Seikitokyu Kogyo Co. Ltd.	5,800	65,632
	Seiko Epson Corp.	46,100	758,344
	Seiko Group Corp.	7,500	198,384
	Seino Holdings Co. Ltd.	31,800	426,029
	Sekisui House Ltd.	115,000	2,642,741
	Sekisui Jushi Corp.	6,200	101,332
	Sekisui Kasei Co. Ltd.	12,400	38,964
#	SEMITEC Corp.	2,000	22,531
	Senko Group Holdings Co. Ltd.	43,020	315,278
#	Senshu Electric Co. Ltd.	7,000	243,936
#*	Senshukai Co. Ltd.	11,400	22,573
	Seria Co. Ltd.	13,300	225,451
	Seven & i Holdings Co. Ltd.	431,900	5,580,664
	Seven Bank Ltd.	260,800	466,200
	SG Holdings Co. Ltd.	73,500	860,324
#*	Sharingtechnology, Inc.	6,500	22,641
	Shibaura Electronics Co. Ltd.	1,600	61,945
	Shibaura Machine Co. Ltd.	9,000	201,477
	Shibaura Mechatronics Corp.	5,100	194,248
	Shibuya Corp.	6,300	140,799
*	SHIFT, Inc.	4,800	441,539
	Shiga Bank Ltd.	9,700	250,861
	Shikoku Bank Ltd.	5,400	38,880
	Shikoku Kasei Holdings Corp.	18,700	210,659
	Shima Seiki Manufacturing Ltd.	11,100	98,900

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shimadzu Corp.	56,100	$1,524,128
	Shimamura Co. Ltd.	16,800	828,187
	Shimano, Inc.	10,700	1,738,889
	Shimizu Bank Ltd.	1,700	16,867
#	Shimizu Corp.	110,800	686,346
#	Shimojima Co. Ltd.	4,600	36,862
	Shin Nippon Air Technologies Co. Ltd.	4,300	108,762
	Shinagawa Refractories Co. Ltd.	14,000	170,606
	Shin-Etsu Chemical Co. Ltd.	256,900	9,944,327
	Shin-Etsu Polymer Co. Ltd.	22,000	214,751
	Shinko Shoji Co. Ltd.	13,800	90,937
	Shinmaywa Industries Ltd.	23,100	176,119
	Shinnihon Corp.	9,900	99,371
	Shinnihonseiyaku Co. Ltd.	5,100	55,384
	Shinsho Corp.	2,000	87,093
	Shinwa Co. Ltd.	6,500	81,519
	Shionogi & Co. Ltd.	26,300	1,228,230
	Ship Healthcare Holdings, Inc.	39,100	581,727
	Shiseido Co. Ltd.	79,900	2,138,782
	Shizuoka Financial Group, Inc.	67,900	633,768
	Shizuoka Gas Co. Ltd.	23,500	143,794
	SHO-BOND Holdings Co. Ltd.	11,800	455,679
	Shoei Co. Ltd.	12,000	153,742
#	Shoei Foods Corp.	2,700	73,725
	Shofu, Inc.	2,800	54,224
	Sigma Koki Co. Ltd.	700	6,977
	SIGMAXYZ Holdings, Inc.	11,800	117,414
	Siix Corp.	6,300	64,948
*	Simplex Holdings, Inc.	10,700	172,864
	Sinanen Holdings Co. Ltd.	3,300	104,528
	Sinfonia Technology Co. Ltd.	8,600	182,498
	Sinko Industries Ltd.	7,600	193,005
	Sintokogio Ltd.	8,900	70,846
	SK Kaken Co. Ltd.	3,200	161,153
	SK-Electronics Co. Ltd.	3,800	77,903
	SKY Perfect JSAT Holdings, Inc.	48,500	285,408
	SMC Corp.	4,500	2,364,150
	SMK Corp.	800	12,413
	SMS Co. Ltd.	29,800	412,357
	Socionext, Inc.	48,400	1,415,004
	Soda Nikka Co. Ltd.	6,600	46,794
	Sodick Co. Ltd.	23,800	110,202
	SoftBank Corp.	453,800	5,473,593
	SoftBank Group Corp.	91,768	4,513,225
	Softcreate Holdings Corp.	11,100	130,250
	Software Service, Inc.	1,100	94,157
	Sohgo Security Services Co. Ltd.	144,300	802,558
	Soken Chemical & Engineering Co. Ltd.	5,100	94,997
	Solasto Corp.	23,500	74,101
	Soliton Systems KK	5,500	44,823
	Sompo Holdings, Inc.	57,400	1,135,953
	Sony Group Corp.	204,300	16,885,668
	Sotetsu Holdings, Inc.	15,500	247,080
#	Space Co. Ltd.	6,900	44,520
	Sparx Group Co. Ltd.	10,360	119,235
	SPK Corp.	3,600	46,900
	S-Pool, Inc.	34,100	65,694
#	Sprix, Inc.	3,000	14,910
	Square Enix Holdings Co. Ltd.	16,900	610,886

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SRA Holdings	7,000	$175,117
*	SRE Holdings Corp.	4,000	97,366
	ST Corp.	4,400	42,818
	Star Mica Holdings Co. Ltd.	15,200	61,506
	Star Micronics Co. Ltd.	9,000	106,863
	Startia Holdings, Inc.	2,300	21,197
	Starts Corp., Inc.	16,500	372,223
	Stella Chemifa Corp.	5,100	124,268
	STI Foods Holdings, Inc.	400	10,689
	Strike Co. Ltd.	3,406	95,230
	Studio Alice Co. Ltd.	3,900	50,627
	Subaru Corp.	200,600	4,479,194
	Subaru Enterprise Co. Ltd.	2,500	43,722
	Sugi Holdings Co. Ltd.	48,900	717,474
	Sugimoto & Co. Ltd.	4,900	72,544
	Sumitomo Bakelite Co. Ltd.	36,600	1,042,475
	Sumitomo Chemical Co. Ltd.	401,531	857,855
	Sumitomo Densetsu Co. Ltd.	8,800	197,662
	Sumitomo Electric Industries Ltd.	47,500	734,175
	Sumitomo Forestry Co. Ltd.	38,900	1,198,497
	Sumitomo Heavy Industries Ltd.	48,700	1,357,108
	Sumitomo Metal Mining Co. Ltd.	56,900	1,900,952
	Sumitomo Mitsui Construction Co. Ltd.	66,200	170,492
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	2,798	31,673
	Sumitomo Mitsui Financial Group, Inc.	105,104	5,970,304
	Sumitomo Mitsui Trust Holdings, Inc.	96,100	2,020,485
*	Sumitomo Pharma Co. Ltd.	73,000	184,230
	Sumitomo Realty & Development Co. Ltd.	37,300	1,290,725
	Sumitomo Seika Chemicals Co. Ltd.	4,100	130,567
	Sun Frontier Fudousan Co. Ltd.	15,400	191,536
*	Sun*, Inc.	3,200	18,739
	Sundrug Co. Ltd.	33,400	969,843
	Suntory Beverage & Food Ltd.	20,600	670,226
#	SUNWELS Co. Ltd.	1,700	23,707
	Suzuden Corp.	3,700	50,095
	Suzuken Co. Ltd.	37,790	1,116,079
	Suzuki Motor Corp.	127,200	1,481,343
	SWCC Corp.	11,500	303,221
	Sysmex Corp.	130,200	2,081,947
	System Research Co. Ltd.	5,700	56,670
	System Support, Inc.	2,500	29,610
	Systems Engineering Consultants Co. Ltd.	1,000	29,761
	Systena Corp.	107,700	179,454
	Syuppin Co. Ltd.	13,500	98,849
	T Hasegawa Co. Ltd.	8,100	158,163
	T&D Holdings, Inc.	82,900	1,352,707
	Tachikawa Corp.	2,200	19,993
	Tachi-S Co. Ltd.	10,700	135,740
	Tadano Ltd.	44,900	360,298
	Taihei Dengyo Kaisha Ltd.	5,000	140,731
	Taiho Kogyo Co. Ltd.	4,100	23,082
	Taikisha Ltd.	15,400	454,217
#	Taiko Bank Ltd.	1,100	10,172
	Taisei Corp.	26,700	977,498
	Taisei Lamick Co. Ltd.	2,800	50,673
#	Taisei Oncho Co. Ltd.	1,900	52,235
	Taiyo Holdings Co. Ltd.	29,996	611,269
	Takamatsu Construction Group Co. Ltd.	7,500	126,290
	Takamiya Co. Ltd.	13,900	46,955

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takano Co. Ltd.	1,800	$11,664
	Takaoka Toko Co. Ltd.	4,100	57,357
	Takara & Co. Ltd.	5,100	84,218
	Takara Bio, Inc.	14,500	93,744
	Takara Holdings, Inc.	34,523	226,796
	Takara Standard Co. Ltd.	8,400	102,473
	Takasago International Corp.	8,000	177,528
	Takasago Thermal Engineering Co. Ltd.	26,300	881,685
	Takashima & Co. Ltd.	5,200	39,105
	Takashimaya Co. Ltd.	33,800	479,125
	Take & Give Needs Co. Ltd.	2,500	16,294
	Takeda Pharmaceutical Co. Ltd.	223,330	5,869,574
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	75,236
	Takeuchi Manufacturing Co. Ltd.	20,600	781,424
	Takuma Co. Ltd.	18,500	231,504
#	Tama Home Co. Ltd.	8,100	224,134
	Tanseisha Co. Ltd.	2,000	11,166
#	TASUKI Holdings, Inc.	4,300	16,904
*	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	72,641
	Tay Two Co. Ltd.	18,300	14,903
	Tayca Corp.	3,500	33,106
#	Tazmo Co. Ltd.	2,000	47,255
	Tbk Co. Ltd.	3,900	8,807
	TBS Holdings, Inc.	10,500	273,648
	TDC Soft, Inc.	13,000	95,289
	TechMatrix Corp.	20,400	216,200
	Techno Horizon Co. Ltd.	7,800	25,864
	Techno Medica Co. Ltd.	2,500	27,609
	Techno Quartz, Inc.	300	10,139
	Techno Ryowa Ltd.	4,800	58,249
	Techno Smart Corp.	1,700	19,656
	Technoflex Corp.	1,200	9,008
	TechnoPro Holdings, Inc.	68,100	1,159,974
#	Tecnos Japan, Inc.	6,800	25,407
#	Teijin Ltd.	83,342	813,057
	Teikoku Electric Manufacturing Co. Ltd.	4,000	63,096
	Teikoku Sen-I Co. Ltd.	5,800	87,064
	Teikoku Tsushin Kogyo Co. Ltd.	900	10,623
	Tekken Corp.	5,500	100,355
	Temairazu, Inc.	1,300	26,606
	Tenma Corp.	2,100	30,016
#	Tenpo Innovation Co. Ltd.	3,100	17,981
#	Tera Probe, Inc.	700	23,293
	Terumo Corp.	55,100	934,723
#	TESEC Corp.	800	10,582
	Tess Holdings Co. Ltd.	23,700	64,905
	T-Gaia Corp.	5,200	70,060
	THK Co. Ltd.	23,300	508,385
	Tigers Polymer Corp.	2,500	17,485
	TIS, Inc.	45,900	980,267
	TKC Corp.	11,200	257,745
*	TKP Corp.	3,700	32,782
	Toa Corp.	27,200	191,416
	TOA ROAD Corp.	12,500	102,901
	Toagosei Co. Ltd.	69,800	702,143
	Tobishima Corp.	10,030	87,084
	Tobu Railway Co. Ltd.	13,400	265,862
	TOC Co. Ltd.	13,400	66,757
	Tocalo Co. Ltd.	13,200	152,105

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tochigi Bank Ltd.	33,300	$74,917
	Toda Corp.	96,300	628,985
	Toei Animation Co. Ltd.	12,000	198,604
	Toei Co. Ltd.	4,500	106,820
#	Toell Co. Ltd.	3,900	18,717
	Toenec Corp.	4,700	160,911
	Togami Electric Manufacturing Co. Ltd.	800	15,767
	Toho Co. Ltd.	16,600	512,522
	Toho Gas Co. Ltd.	40,600	1,042,628
	Toho Holdings Co. Ltd.	34,300	821,735
#	Toho Titanium Co. Ltd.	6,300	54,336
*	Toho Zinc Co. Ltd.	3,700	24,420
	Tokai Corp.	6,000	79,834
	TOKAI Holdings Corp.	29,800	183,289
	Tokai Rika Co. Ltd.	13,500	183,821
	Tokai Tokyo Financial Holdings, Inc.	55,500	203,381
#	Token Corp.	1,520	104,298
	Tokio Marine Holdings, Inc.	267,800	8,464,190
	Tokushu Tokai Paper Co. Ltd.	2,800	66,429
	Tokyo Century Corp.	84,000	836,079
	Tokyo Electron Device Ltd.	12,000	430,868
	Tokyo Electron Ltd.	73,500	16,121,912
	Tokyo Energy & Systems, Inc.	12,500	106,802
	Tokyo Gas Co. Ltd.	70,900	1,590,092
	Tokyo Individualized Educational Institute, Inc.	11,500	30,038
	Tokyo Keiki, Inc.	4,000	65,328
	Tokyo Ohka Kogyo Co. Ltd.	34,400	912,228
#	Tokyo Sangyo Co. Ltd.	11,000	46,245
	Tokyo Seimitsu Co. Ltd.	19,900	1,294,948
	Tokyo Steel Manufacturing Co. Ltd.	2,900	30,763
	Tokyo Tatemono Co. Ltd.	95,800	1,594,109
	Tokyo Theatres Co., Inc.	3,200	23,131
	Tokyu Construction Co. Ltd.	35,700	192,113
	Tokyu Corp.	53,383	631,918
	Tokyu Fudosan Holdings Corp.	276,700	2,027,174
	Toli Corp.	19,900	50,159
	Tomato Bank Ltd.	1,200	9,194
	Tomoe Corp.	6,300	28,552
	Tomoe Engineering Co. Ltd.	3,700	101,404
	Tomoku Co. Ltd.	4,400	72,112
	Tomy Co. Ltd.	58,500	935,364
	Tonami Holdings Co. Ltd.	2,100	63,975
	Topcon Corp.	46,800	549,679
	TOPPAN Holdings, Inc.	24,740	586,930
	Topre Corp.	9,900	159,803
	Toray Industries, Inc.	273,607	1,250,581
	Torii Pharmaceutical Co. Ltd.	6,100	152,248
	Torishima Pump Manufacturing Co. Ltd.	6,500	117,353
	Tosei Corp.	14,000	218,567
	Toshiba TEC Corp.	15,100	303,720
	Totech Corp.	18,200	359,936
	Totetsu Kogyo Co. Ltd.	10,900	217,751
	TOTO Ltd.	14,300	387,022
	Tottori Bank Ltd.	1,500	13,114
	Toukei Computer Co. Ltd.	500	12,443
	Tow Co. Ltd.	12,800	29,882
	Towa Corp.	2,900	167,013
	Towa Pharmaceutical Co. Ltd.	5,900	106,202
	Toyo Construction Co. Ltd.	31,500	255,228

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Corp.	5,100	$49,154
	Toyo Engineering Corp.	23,300	138,983
#	Toyo Gosei Co. Ltd.	1,700	87,222
	Toyo Kanetsu KK	5,100	141,505
#	Toyo Machinery & Metal Co. Ltd.	5,800	27,320
	Toyo Seikan Group Holdings Ltd.	56,400	871,794
	Toyo Suisan Kaisha Ltd.	11,000	687,877
	Toyobo Co. Ltd.	54,623	387,619
	Toyota Boshoku Corp.	46,700	690,615
	Toyota Industries Corp.	16,400	1,558,439
	Toyota Motor Corp.	1,529,800	34,892,558
	Toyota Tsusho Corp.	41,700	2,651,282
	TPR Co. Ltd.	6,900	101,970
	Trancom Co. Ltd.	1,700	61,816
	Transaction Co. Ltd.	7,000	79,322
	Transcosmos, Inc.	9,200	198,878
	Treasure Factory Co. Ltd.	3,000	31,195
	Trend Micro, Inc.	33,300	1,640,964
	Trenders, Inc.	1,400	10,059
	Trusco Nakayama Corp.	22,100	365,585
	TS Tech Co. Ltd.	41,300	508,532
	TSI Holdings Co. Ltd.	23,500	131,147
	Tsubaki Nakashima Co. Ltd.	21,200	113,801
	Tsubakimoto Chain Co.	7,500	258,210
	Tsubakimoto Kogyo Co. Ltd.	7,200	99,815
#	Tsuburaya Fields Holdings, Inc.	17,900	204,231
	Tsugami Corp.	12,800	110,514
	Tsuruha Holdings, Inc.	19,700	1,243,541
	Tsurumi Manufacturing Co. Ltd.	6,800	153,658
	Tsutsumi Jewelry Co. Ltd.	2,500	35,452
	Tsuzuki Denki Co. Ltd.	3,800	54,013
	TV Asahi Holdings Corp.	9,700	127,217
	Tv Tokyo Holdings Corp.	4,100	76,868
	TYK Corp.	7,300	21,743
	UACJ Corp.	17,100	522,416
	Uchida Yoko Co. Ltd.	2,400	106,369
	Ueki Corp.	1,200	12,612
	Ukai Co. Ltd.	100	2,486
	ULS Group, Inc.	1,400	35,052
#	Ultrafabrics Holdings Co. Ltd.	2,800	21,427
	Ulvac, Inc.	9,400	562,080
	U-Next Holdings Co. Ltd.	7,800	217,968
	Unicharm Corp.	28,900	858,709
	Union Tool Co.	1,300	37,660
	Unipres Corp.	13,800	102,098
	UNIRITA, Inc.	600	7,315
	United Arrows Ltd.	9,900	114,092
#	United Super Markets Holdings, Inc.	22,300	127,277
	UNITED, Inc.	8,800	46,389
	Urbanet Corp. Co. Ltd.	14,400	38,865
	User Local, Inc.	1,000	13,215
	Ushio, Inc.	37,500	493,270
	USS Co. Ltd.	132,000	1,008,387
	UT Group Co. Ltd.	18,300	383,749
	V Technology Co. Ltd.	2,300	36,951
	Valor Holdings Co. Ltd.	14,700	225,213
	Valqua Ltd.	10,100	282,312
#	VALTES HOLDINGS Co. Ltd.	2,000	5,736
	Value HR Co. Ltd.	4,400	37,577

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ValueCommerce Co. Ltd.	9,500	$65,025
	Vector, Inc.	17,100	143,407
	Vertex Corp.	4,800	53,386
#*	Vision, Inc.	16,700	122,147
*	Visional, Inc.	13,300	606,856
	Vital KSK Holdings, Inc.	22,300	174,030
	VT Holdings Co. Ltd.	37,300	123,454
	Wacoal Holdings Corp.	29,400	643,466
	Wacom Co. Ltd.	26,700	102,542
	Wakachiku Construction Co. Ltd.	2,300	50,522
	Wakita & Co. Ltd.	15,300	151,816
	Warabeya Nichiyo Holdings Co. Ltd.	3,200	48,699
	Waseda Academy Co. Ltd.	3,600	34,441
	Watahan & Co. Ltd.	7,500	74,614
	WDB Holdings Co. Ltd.	8,000	114,552
	Weathernews, Inc.	1,600	46,985
	Welcia Holdings Co. Ltd.	48,000	705,734
	Wellneo Sugar Co. Ltd.	1,900	26,501
	Wellnet Corp.	4,700	16,379
	West Holdings Corp.	14,884	248,351
	West Japan Railway Co.	21,800	413,796
#	Will Group, Inc.	11,800	80,531
*	WingArc1st, Inc.	8,400	142,266
#	Workman Co. Ltd.	7,334	180,179
	World Co. Ltd.	10,200	134,533
	World Holdings Co. Ltd.	4,000	59,922
	Xebio Holdings Co. Ltd.	13,500	86,516
	Yahagi Construction Co. Ltd.	12,700	119,332
	Yakult Honsha Co. Ltd.	36,800	719,798
	YAKUODO Holdings Co. Ltd.	7,900	143,515
	YAMABIKO Corp.	14,200	187,915
	YAMADA Consulting Group Co. Ltd.	7,800	93,220
	Yamada Corp.	300	10,997
	Yamada Holdings Co. Ltd.	132,820	380,209
	Yamae Group Holdings Co. Ltd.	2,900	47,672
	Yamaha Corp.	20,500	432,000
	Yamaha Motor Co. Ltd.	200,100	1,866,376
	YA-MAN Ltd.	1,800	10,853
	Yamashin-Filter Corp.	7,800	21,183
	Yamatane Corp.	1,600	27,041
	Yamato Corp.	10,100	64,671
	Yamato Holdings Co. Ltd.	23,300	307,716
	Yamato Kogyo Co. Ltd.	8,200	440,579
#	Yamaura Corp.	2,700	23,624
#	Yamaya Corp.	1,000	19,446
	Yamazaki Baking Co. Ltd.	12,800	309,803
	Yamazen Corp.	26,000	228,344
	Yaoko Co. Ltd.	8,900	481,155
	Yaskawa Electric Corp.	44,700	1,841,757
	Yasuda Logistics Corp.	5,700	50,111
#	YE DIGITAL Corp.	3,400	14,442
	Yellow Hat Ltd.	14,500	188,486
	Yodogawa Steel Works Ltd.	10,200	320,137
	Yokogawa Bridge Holdings Corp.	14,300	259,364
	Yokogawa Electric Corp.	23,800	525,880
	Yokorei Co. Ltd.	18,400	121,341
	Yokowo Co. Ltd.	4,600	48,844
	Yondenko Corp.	5,800	138,400
#	Yondoshi Holdings, Inc.	5,000	60,186

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yonex Co. Ltd.	22,500	$179,425
	Yoshinoya Holdings Co. Ltd.	10,900	199,622
	Yotai Refractories Co. Ltd.	7,200	66,177
	Yuasa Funashoku Co. Ltd.	400	8,749
	Yuasa Trading Co. Ltd.	7,200	263,108
	Yurtec Corp.	19,500	180,673
	Yushin Precision Equipment Co. Ltd.	6,100	26,939
	Yutaka Giken Co. Ltd.	1,500	23,508
	Zaoh Co. Ltd.	2,300	36,754
	Zenitaka Corp.	900	23,139
	Zenkoku Hosho Co. Ltd.	39,100	1,372,877
	Zenrin Co. Ltd.	9,950	56,229
#	Zeon Corp.	56,100	559,100
	ZIGExN Co. Ltd.	40,500	135,727
#	Zojirushi Corp.	2,400	23,411
	ZOZO, Inc.	29,900	644,000
	Zuiko Corp.	6,500	41,583

TOTAL JAPAN			686,544,862

NETHERLANDS — (5.4%)
	Aalberts NV	23,609	1,122,509
#Ω	ABN AMRO Bank NV, GDR	110,689	1,773,078
	Acomo NV	11,791	219,506
*Ω	Adyen NV	2,633	3,154,334
#	Aegon Ltd.	738,999	4,585,593
	Akzo Nobel NV	62,572	4,128,652
#*Ω	Alfen NV	12,936	557,514
	Allfunds Group PLC	211,408	1,328,586
	AMG Critical Materials NV	10,526	247,049
	Aperam SA	29,492	857,527
	Arcadis NV	36,472	2,252,473
	ASM International NV	9,614	6,047,580
	ASML Holding NV	74,276	64,794,228
	ASR Nederland NV	97,797	4,893,712
*	Avantium NV	8,090	22,115
Ω	B&S Group SARL	15,034	80,972
#*Ω	Basic-Fit NV	9,965	218,135
	BE Semiconductor Industries NV	21,521	2,855,278
	Brunel International NV	14,409	155,801
	Coca-Cola Europacific Partners PLC	44,682	3,204,546
	Corbion NV	22,011	478,042
Ω	CTP NV	34,261	581,193
	Flow Traders Ltd.	12,349	254,152
	Fugro NV	35,053	850,219
	Heineken NV	20,289	1,974,519
	IMCD NV	29,328	4,424,850
	ING Groep NV	573,584	9,068,515
*	InPost SA	87,801	1,409,624
	JDE Peet’s NV	13,836	307,430
	Kendrion NV	6,348	88,441
	Koninklijke Ahold Delhaize NV	280,841	8,524,700
	Koninklijke BAM Groep NV	125,651	512,204
	Koninklijke Heijmans NV, CVA	15,837	297,224
	Koninklijke KPN NV	1,465,795	5,326,892
#*	Koninklijke Philips NV	219,860	5,837,967
	Koninklijke Vopak NV	16,533	656,551
	MFE-MediaForEurope NV, Class B	19,740	79,309
	Nedap NV	1,635	108,548
	NN Group NV	122,798	5,664,779

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#*	NX Filtration NV	989	$3,824
#*	Pharming Group NV	170,880	159,148
#	PostNL NV	112,998	152,032
	Prosus NV	177,218	5,929,707
	Qiagen NV	63,375	2,673,162
	Randstad NV	65,390	3,279,370
	SBM Offshore NV	95,787	1,415,119
Ω	Signify NV	46,032	1,255,360
	Sligro Food Group NV	11,378	172,576
	Stellantis NV	97,814	2,181,252
	TKH Group NV	14,207	611,952
#*	TomTom NV	18,988	113,182
	Universal Music Group NV	162,590	4,782,615
	Van Lanschot Kempen NV	13,883	491,791
	Wolters Kluwer NV	98,561	14,755,220

TOTAL NETHERLANDS			186,920,657

NEW ZEALAND — (0.3%)
	Arvida Group Ltd.	119,232	75,695
	Auckland International Airport Ltd.	151,964	702,537
	Briscoe Group Ltd.	8,008	21,017
	Chorus Ltd.	207,081	877,430
	Chorus Ltd., ADR	880	18,731
	Contact Energy Ltd.	62,106	317,076
#	EBOS Group Ltd.	27,161	559,707
	Fisher & Paykel Healthcare Corp. Ltd.	74,686	1,250,822
	Freightways Group Ltd.	79,257	391,906
#*	Gentrack Group Ltd.	3,743	18,007
	Hallenstein Glasson Holdings Ltd.	25,034	89,042
#	Heartland Group Holdings Ltd.	301,903	188,382
	Infratil Ltd.	70,255	451,089
	Investore Property Ltd.	70,856	47,098
	KMD Brands Ltd.	256,380	81,505
	Mainfreight Ltd.	10,461	418,097
	Manawa Energy Ltd.	32,310	82,749
	Mercury NZ Ltd.	93,513	350,942
	Meridian Energy Ltd.	182,698	644,354
	Napier Port Holdings Ltd.	4,632	6,271
	NZME Ltd.	21,581	11,088
	NZX Ltd.	170,647	117,297
	Oceania Healthcare Ltd.	118,480	41,889
	Port of Tauranga Ltd.	30,433	87,757
	Rakon Ltd.	24,330	14,308
*	Ryman Healthcare Ltd.	75,570	180,381
	Scales Corp. Ltd.	40,663	81,374
*	Serko Ltd.	13,257	28,973
	Skellerup Holdings Ltd.	70,395	186,185
	SKY Network Television Ltd.	62,087	106,432
	SKYCITY Entertainment Group Ltd.	196,482	205,910
	Spark New Zealand Ltd.	347,172	975,607
	Summerset Group Holdings Ltd.	67,782	442,366
*	TOWER Ltd.	162,997	78,661
#	Turners Automotive Group Ltd.	12,369	31,831
	Vector Ltd.	61,916	136,005
#*	Vista Group International Ltd.	53,187	56,469
#	Warehouse Group Ltd.	78,685	65,677

TOTAL NEW ZEALAND			9,440,667

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,508	$54,136
	ABG Sundal Collier Holding ASA	123,021	64,396
*	Adevinta ASA	39,081	397,362
	AF Gruppen ASA	13,278	170,855
#*	Agilyx ASA	11,205	29,994
#*	Aker Carbon Capture ASA	48,489	30,367
	Aker Solutions ASA	141,208	532,255
*	AKVA Group ASA	1,484	8,916
#*	Archer Ltd.	153,621	14,427
*	ArcticZymes Technologies ASA	5,394	12,537
	Atea ASA	44,322	565,852
*Ω	AutoStore Holdings Ltd.	69,671	98,714
	B2 Impact ASA	89,720	69,233
	Borregaard ASA	29,227	500,628
	Bouvet ASA	31,928	175,042
*	Cadeler AS	16,800	79,744
*	Cloudberry Clean Energy ASA	121,222	98,591
#*Ω	Crayon Group Holding ASA	16,706	122,933
	DNB Bank ASA	169,479	2,953,874
Ω	Elmera Group ASA	53,306	158,909
	Elopak ASA	45,242	137,725
*Ω	Entra ASA	31,850	293,114
Ω	Europris ASA	101,496	638,786
*	Gaming Innovation Group, Inc.	24,286	74,002
	Gjensidige Forsikring ASA	27,966	448,387
	Grieg Seafood ASA	10,034	65,143
*	Hexagon Composites ASA	33,877	51,272
Ω	Kid ASA	12,875	169,649
	Kitron ASA	67,277	172,981
	Kongsberg Gruppen ASA	17,924	1,265,311
	Leroy Seafood Group ASA	27,355	120,581
*	LINK Mobility Group Holding ASA	102,460	180,362
	Magnora ASA	16,615	45,561
	Medistim ASA	2,470	40,042
*	Morrow Bank ASA	37,152	13,426
	Mowi ASA	29,912	525,165
Ω	Multiconsult ASA	5,960	75,663
*	Nekkar ASA	5,010	4,262
#*	NEL ASA	235,947	109,021
#*	Nordic Semiconductor ASA	33,069	361,531
	Norsk Hydro ASA	82,326	505,925
*	Northern Ocean Ltd.	10,938	8,399
*	NRC Group ASA	26,226	29,676
#*	Nykode Therapeutics ASA	17,433	20,850
	Odfjell Drilling Ltd.	56,255	256,411
	Odfjell Technology Ltd.	3,913	21,819
Ω	Okeanis Eco Tankers Corp.	2,204	68,332
	Olav Thon Eiendomsselskap ASA	529	10,527
	Orkla ASA	63,101	429,239
	Pareto Bank ASA	6,070	31,539
	Pexip Holding ASA	23,784	56,375
*	PGS ASA	241,687	185,729
*	PhotoCure ASA	1,744	8,620
	Protector Forsikring ASA	36,555	738,950
	Rana Gruber ASA	5,863	43,793
	Salmar ASA	10,252	644,952
*	SATS ASA	12,194	19,146
*Ω	Scatec ASA	66,079	482,252
	Schibsted ASA, Class A	20,812	594,960

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Schibsted ASA, Class B	17,635	$492,664
	Selvaag Bolig ASA	18,660	59,220
#*Ω	Shelf Drilling Ltd.	34,596	57,806
*	SmartCraft ASA	7,109	17,296
	Sparebank 1 Oestlandet	21,453	258,511
	SpareBank 1 Sorost-Norge	4,799	29,466
	SpareBank 1 SR-Bank ASA	59,487	720,300
	Sparebanken More	6,224	47,474
	Storebrand ASA	169,806	1,630,069
	Subsea 7 SA	68,385	1,100,161
#	TGS ASA	73,980	834,516
	TOMRA Systems ASA	30,070	368,376
	Veidekke ASA	40,140	419,694
#*	Volue ASA	12,919	33,652
	Wilh Wilhelmsen Holding ASA, Class A	5,067	176,773
*	Zalaris ASA	3,453	21,611
*	Zaptec ASA	6,781	8,121

TOTAL NORWAY			21,363,953

PORTUGAL — (0.2%)
#	Altri SGPS SA	40,466	222,985
	Corticeira Amorim SGPS SA	15,139	154,569
	CTT-Correios de Portugal SA	38,927	182,863
	EDP - Energias de Portugal SA	201,737	757,556
	EDP Renovaveis SA	73,236	1,002,614
*	Greenvolt-Energias Renovaveis SA	13,494	119,429
	Jeronimo Martins SGPS SA	65,158	1,340,413
	Mota-Engil SGPS SA	24,918	107,840
	Navigator Co. SA	51,006	225,282
	NOS SGPS SA	71,323	246,352
	REN - Redes Energeticas Nacionais SGPS SA	167,843	405,259
	Sonae SGPS SA	441,586	442,145

TOTAL PORTUGAL			5,207,307

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	64,400	110,217
*	Avarga Ltd.	145,200	20,766
	Aztech Global Ltd.	33,800	22,716
*††	Best World International Ltd.	75,023	134,447
	Boustead Singapore Ltd.	88,700	61,971
	BRC Asia Ltd.	23,800	36,215
	Bukit Sembawang Estates Ltd.	79,000	193,753
	Centurion Corp. Ltd.	148,900	53,845
	China Aviation Oil Singapore Corp. Ltd.	148,900	101,150
	China Sunsine Chemical Holdings Ltd.	198,500	60,188
	City Developments Ltd.	338,300	1,516,238
	Civmec Ltd.	50,600	28,860
	CSE Global Ltd.	208,300	64,466
	DBS Group Holdings Ltd.	275,304	7,008,525
	Dyna-Mac Holdings Ltd.	224,000	64,207
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	0
	Far East Orchard Ltd.	51,607	38,139
	Food Empire Holdings Ltd.	66,800	62,548
	Frasers Property Ltd.	118,400	69,235
	Frencken Group Ltd.	117,100	123,659
	Fu Yu Corp. Ltd.	192,800	17,908
*	Gallant Venture Ltd.	272,800	25,508

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Genting Singapore Ltd.	367,900	$245,525
	Grand Venture Technology Ltd.	41,400	16,049
	Great Eastern Holdings Ltd.	18,200	243,252
	GuocoLand Ltd.	129,966	142,641
	Haw Par Corp. Ltd.	37,400	268,622
	Ho Bee Land Ltd.	82,800	116,910
	Hong Fok Corp. Ltd.	53,300	32,760
	Hongkong Land Holdings Ltd.	134,000	428,154
	Hour Glass Ltd.	75,700	88,572
	HRnetgroup Ltd.	119,200	62,403
	iFAST Corp. Ltd.	35,800	192,643
	InnoTek Ltd.	33,100	13,305
	ISDN Holdings Ltd.	58,098	12,903
	Keppel Ltd.	180,100	900,844
	Metro Holdings Ltd.	128,400	46,444
	Micro-Mechanics Holdings Ltd.	22,100	22,803
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	10,580
	Netlink NBN Trust	681,000	426,190
	OUE Ltd.	72,500	56,153
	Oversea-Chinese Banking Corp. Ltd.	369,445	3,835,417
*	Oxley Holdings Ltd.	373,865	23,556
	Pacific Century Regional Developments Ltd.	48,300	11,647
	Pan-United Corp. Ltd.	105,900	34,956
	Propnex Ltd.	69,200	44,788
	PSC Corp. Ltd.	60,700	15,534
	Q&M Dental Group Singapore Ltd.	53,280	9,552
	Raffles Medical Group Ltd.	154,100	112,856
*	SATS Ltd.	58,159	106,808
*	Seatrium Ltd.	6,948,400	496,362
	Sheng Siong Group Ltd.	141,000	159,836
	SIA Engineering Co. Ltd.	44,900	74,145
	Silverlake Axis Ltd.	273,300	51,968
	Singapore Exchange Ltd.	160,000	1,091,444
	Singapore Land Group Ltd.	68,500	90,114
	Singapore Post Ltd.	704,900	232,080
	Singapore Technologies Engineering Ltd.	316,400	929,419
	StarHub Ltd.	101,600	86,869
	Straits Trading Co. Ltd.	71,162	76,476
*††	Swiber Holdings Ltd.	100,500	0
	Thomson Medical Group Ltd.	916,800	34,272
	UMS Holdings Ltd.	105,675	103,756
	United Overseas Bank Ltd.	33,700	747,829
	UOL Group Ltd.	121,951	520,700
	Valuetronics Holdings Ltd.	196,810	84,935
	Venture Corp. Ltd.	50,500	535,059
	Vicom Ltd.	32,400	33,195
	Wing Tai Holdings Ltd.	246,500	265,009
	Yangzijiang Shipbuilding Holdings Ltd.	1,098,400	1,409,919

TOTAL SINGAPORE			24,359,815

SPAIN — (2.7%)
	Acciona SA	16,847	1,947,616
	Acerinox SA	61,920	667,103
	ACS Actividades de Construccion y Servicios SA	91,156	3,650,839
Ω	Aedas Homes SA	5,100	101,919
Ω	Aena SME SA	8,940	1,629,222
	Almirall SA	20,957	191,266
	Amadeus IT Group SA	155,557	9,873,813

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Applus Services SA	73,138	$988,786
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	236,492
*	Audax Renovables SA	27,135	48,959
	Azkoyen SA	4,058	26,748
	Banco Bilbao Vizcaya Argentaria SA	491,782	5,318,117
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	52,384	561,033
	Banco de Sabadell SA	2,576,619	4,921,866
#	Banco Santander SA	2,061,320	10,029,624
	Banco Santander SA, Sponsored ADR	69,983	335,918
	Bankinter SA	333,033	2,632,346
	CaixaBank SA	1,082,281	5,707,470
Ω	Cellnex Telecom SA	65,961	2,180,321
	Construcciones y Auxiliar de Ferrocarriles SA	11,016	377,098
	Corp. ACCIONA Energias Renovables SA	27,014	548,581
#*	Duro Felguera SA	19,192	11,105
*	eDreams ODIGEO SA	15,908	108,311
	Elecnor SA	17,817	383,758
	Enagas SA	43,230	634,012
	Ence Energia y Celulosa SA	42,006	149,611
	Endesa SA	43,402	791,463
	Ercros SA	13,714	51,484
	Faes Farma SA	111,696	405,291
	Ferrovial SE	34,260	1,232,193
	Fluidra SA	18,282	386,996
Ω	Gestamp Automocion SA	49,585	148,576
Ω	Global Dominion Access SA	41,176	153,895
#*	Grenergy Renovables SA	3,309	96,624
*	Grifols SA	49,627	454,209
	Grupo Catalana Occidente SA	20,983	812,559
	Grupo Empresarial San Jose SA	2,330	10,104
	Iberdrola SA	564,206	6,918,052
	Indra Sistemas SA	97,163	1,857,448
#	Industria de Diseno Textil SA	303,676	13,826,654
	Laboratorios Farmaceuticos Rovi SA	12,874	1,155,363
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	173,073	187,068
	Mapfre SA	439,360	1,059,985
	Naturgy Energy Group SA	16,255	411,144
Ω	Neinor Homes SA	14,848	166,525
*	Obrascon Huarte Lain SA	132,804	47,840
	Pharma Mar SA	3,121	100,931
*	Promotora de Informaciones SA, Class A	51,144	18,686
Ω	Prosegur Cash SA	43,253	23,993
	Realia Business SA	163,953	178,132
	Redeia Corp. SA	110,350	1,842,139
	Sacyr SA	139,977	486,676
*	Solaria Energia y Medio Ambiente SA	47,470	483,012
#*	Soltec Power Holdings SA	4,800	11,655
Ω	Talgo SA	18,976	89,272
*	Tecnicas Reunidas SA	32,859	325,975
	Telefonica SA, Sponsored ADR	16,309	72,249
	Telefonica SA	1,632,270	7,311,910
	Tubacex SA	61,124	204,130
Ω	Unicaja Banco SA	493,565	644,721

TOTAL SPAIN			95,228,888

SWEDEN — (3.8%)
	AAK AB	17,345	446,140
Ω	AcadeMedia AB	36,502	166,886
	AddLife AB, Class B	35,454	326,164

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Addnode Group AB	38,048	$391,823
	AddTech AB, Class B	85,343	1,774,255
	AFRY AB	55,114	865,770
	Alfa Laval AB	31,752	1,351,833
Ω	Alimak Group AB	26,720	246,905
	Alleima AB	72,696	451,832
	Alligo AB, Class B	9,012	105,187
Ω	Ambea AB	41,814	240,049
#*	Annehem Fastigheter AB, Class B	20,118	30,384
#	AQ Group AB	2,457	140,732
	Arise AB.	5,751	20,218
	Arjo AB, Class B	49,315	206,975
#	Assa Abloy AB, Class B	86,434	2,283,708
	Atlas Copco AB, Class A	503,290	8,815,669
	Atlas Copco AB, Class B	293,381	4,399,018
	Atrium Ljungberg AB, Class B	15,130	267,422
Ω	Attendo AB	53,264	200,885
#	Avanza Bank Holding AB	76,784	1,645,483
	Axfood AB	45,705	1,182,364
	Beijer Alma AB	16,990	321,530
#	Beijer Ref AB	36,411	513,153
	Bergman & Beving AB	14,044	283,701
	Betsson AB, Class B	76,664	847,397
*	Better Collective AS	14,499	388,398
*	BHG Group AB	69,702	86,550
	Bilia AB, Class A	49,600	622,974
	Billerud Aktiebolag	102,807	852,644
*Ω	BioArctic AB	2,220	39,065
	BioGaia AB, Class B	22,311	237,580
	Biotage AB	8,848	133,505
	Bjorn Borg AB	8,728	38,116
#	Boliden AB	81,594	2,681,562
*	Bonava AB, Class B	141,792	128,945
*Ω	Boozt AB	4,384	49,979
Ω	Bravida Holding AB	64,467	435,919
#	BTS Group AB, Class B	885	28,631
	Bufab AB	16,592	504,709
	Bure Equity AB	29,304	917,467
*	Byggfakta Group Nordic Holdco AB	6,522	30,576
*	Byggmax Group AB	33,690	104,377
*	Camurus AB	20,524	920,371
*	Castellum AB	48,636	577,891
	Catella AB	25,393	69,571
	Catena AB	11,657	510,166
#*	Catena Media PLC	25,625	20,077
*	Cavotec SA	12,463	18,350
#	Cellavision AB	4,218	85,632
	Cibus Nordic Real Estate AB publ	5,517	71,854
*	Cint Group AB	11,799	12,610
	Clas Ohlson AB, Class B	39,038	471,123
	Cloetta AB, Class B	131,923	196,447
	Concentric AB	18,657	321,330
Ω	Coor Service Management Holding AB	48,571	211,069
	Corem Property Group AB, Class B	184,583	137,134
	Corem Property Group AB, Class D	1,540	31,346
	CTT Systems AB	2,567	81,134
	Dedicare AB, Class B	3,726	18,880
	Dios Fastigheter AB	34,818	266,022
Ω	Dometic Group AB	111,140	794,220

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*Ω	Dustin Group AB	155,604	$176,792
	Eastnine AB	4,897	73,684
	Elanders AB, Class B	5,586	49,822
#*	Electrolux AB, Class B	57,791	502,506
	Electrolux Professional AB, Class B	105,894	683,748
#	Elekta AB, Class B	176,412	1,256,199
*Ω	Eltel AB	21,941	13,182
#*	Embracer Group AB	224,315	560,118
*	Enea AB	6,109	33,424
#	Engcon AB	8,241	67,765
	Eolus Vind AB, Class B	4,899	31,561
	Ependion AB	2,402	23,575
	Epiroc AB, Class A	119,387	2,207,151
	Epiroc AB, Class B	73,342	1,215,715
Ω	Evolution AB	34,419	3,802,788
	Ework Group AB	3,663	47,660
	Fabege AB	119,717	915,632
	Fagerhult Group AB	18,736	120,225
*	Fastighets AB Balder, Class B	79,516	501,214
*	Fastighets AB Trianon	7,072	11,582
	FastPartner AB, Class A	12,345	82,891
	FastPartner AB, Class D	6,387	37,791
	Fenix Outdoor International AG	1,370	86,296
	FormPipe Software AB	5,484	13,913
	Fortnox AB	263,433	1,535,008
	G5 Entertainment AB	3,758	40,744
	Getinge AB, Class B	35,608	749,635
	Granges AB	74,107	875,084
*Ω	Green Landscaping Group AB	1,854	14,233
#	H & M Hennes & Mauritz AB, Class B	105,571	1,678,030
#	Hanza AB	9,770	50,869
	Heba Fastighets AB, Class B	27,228	80,407
	Hemnet Group AB	57,185	1,486,163
#	Hexagon AB, Class B	164,378	1,719,553
#	Hexatronic Group AB	57,526	175,375
	Hexpol AB	87,079	985,310
	HMS Networks AB	14,199	526,222
*Ω	Hoist Finance AB	31,835	151,443
#	Holmen AB, Class B	21,139	823,306
	Hufvudstaden AB, Class A	39,757	461,797
	Husqvarna AB, Class A	7,960	64,975
	Husqvarna AB, Class B	81,283	659,303
	IAR Systems Group AB	1,044	14,072
	Indutrade AB	63,376	1,458,003
#	Instalco AB	105,312	370,804
#	Intrum AB	37,740	88,279
	INVISIO AB	14,149	309,493
	Inwido AB	21,528	265,147
	ITAB Shop Concept AB	2,638	4,526
#	JM AB	40,195	680,694
*	John Mattson Fastighetsforetagen AB	6,876	34,358
	Kabe Group AB, Class B	1,438	43,430
*	Karnov Group AB	25,012	149,229
#*	K-fast Holding AB	22,864	37,368
	Kindred Group PLC, SDR	177,956	1,994,015
	KNOW IT AB	14,453	187,043
	Lagercrantz Group AB, Class B	85,860	1,259,853
#	Lifco AB, Class B	52,067	1,261,510
	Lime Technologies AB	6,782	215,331

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lindab International AB	26,459	$531,516
	Loomis AB	19,773	505,334
*	Medcap AB	1,379	54,385
	Medicover AB, Class B	18,986	297,437
	MEKO AB	16,482	168,025
	Micro Systemation AB, Class B	5,726	26,470
*	Midsona AB, Class B	13,356	9,635
*	Millicom International Cellular SA, SDR	43,156	885,499
*	Modern Times Group MTG AB, Class B	49,566	424,607
	Momentum Group AB	8,431	105,434
Ω	Munters Group AB	55,652	1,109,554
	Mycronic AB	28,873	1,004,896
#	NCAB Group AB	77,804	505,815
	NCC AB, Class B	37,756	459,202
	Nederman Holding AB	7,369	127,137
*	Net Insight AB, Class B	124,933	59,119
	New Wave Group AB, Class B	35,622	324,385
#	Nibe Industrier AB, Class B	132,687	612,247
	Nilorngruppen AB, Class B	3,984	27,003
*	Nivika Fastigheter AB, Class B	6,804	21,430
#*	Nobia AB	179,884	73,258
	Nordic Paper Holding AB	11,924	59,650
	Nordic Waterproofing Holding AB	12,584	186,024
#	Nordnet AB publ	65,982	1,173,086
*	Norion Bank AB	39,195	144,799
*	Norva24 Group AB	4,117	9,597
	NP3 Fastigheter AB	2,597	54,393
	Nyfosa AB	55,254	477,992
	OEM International AB, Class B	32,132	316,379
*	OX2 AB	59,086	213,151
	Pandox AB	32,900	508,779
	Peab AB, Class B	50,097	305,408
	Platzer Fastigheter Holding AB, Class B	30,544	246,911
	Prevas AB, Class B	3,001	32,318
	Proact IT Group AB	11,094	104,990
#	Probi AB	616	11,325
	Ratos AB, Class B	174,517	605,717
*	RaySearch Laboratories AB	8,329	90,661
	Rejlers AB	5,502	70,359
Ω	Resurs Holding AB	50,452	75,918
	Rvrc Holding AB	26,019	147,170
	Saab AB, Class B	10,964	868,006
#	Sagax AB, Class A	309	7,677
	Sagax AB, Class B	43,876	1,098,746
	Samhallsbyggnadsbolaget i Norden AB	120,629	43,265
	Samhallsbyggnadsbolaget i Norden AB, Class D	31,924	16,665
#	Sandvik AB	135,077	2,692,562
#*Ω	Scandic Hotels Group AB	91,538	479,924
*	Sdiptech AB, Class B	7,294	185,854
#	Sectra AB, Class B	62,641	1,232,548
	Securitas AB, Class B	161,122	1,614,700
*	Sedana Medical AB	13,026	26,664
*	Sensys Gatso Group AB	3,064	21,109
#††	Serneke Group AB	7,020	18,518
*Ω	Sinch AB	249,756	564,694
	SinterCast AB	1,838	17,123
	Skandinaviska Enskilda Banken AB, Class A	348,250	4,560,829
	Skandinaviska Enskilda Banken AB, Class C	3,672	48,700
	Skanska AB, Class B	69,384	1,191,900

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	SKF AB, Class A	4,084	$84,126
	SKF AB, Class B	49,068	1,008,743
	SkiStar AB	24,845	344,167
	Softronic AB, Class B	16,050	30,231
	Solid Forsakring AB	5,045	33,028
*	Stendorren Fastigheter AB	245	4,006
*	Stillfront Group AB	212,710	202,145
#	Storskogen Group AB, Class B	315,544	169,055
	Svenska Cellulosa AB SCA, Class A	5,252	76,306
	Svenska Cellulosa AB SCA, Class B	106,623	1,562,588
	Svenska Handelsbanken AB, Class A	195,015	1,672,317
#	Svenska Handelsbanken AB, Class B	4,821	51,721
	Sweco AB, Class B	85,759	918,625
	Swedbank AB, Class A	125,710	2,403,860
*	Swedish Orphan Biovitrum AB	55,365	1,429,140
	Systemair AB	37,967	257,281
	Tele2 AB, Class B	291,201	2,716,049
#	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	256,095
	Telefonaktiebolaget LM Ericsson, Class A	4,665	23,813
	Telefonaktiebolaget LM Ericsson, Class B	537,084	2,725,639
	Telia Co. AB	841,798	1,925,593
*	TF Bank AB	960	18,239
#Ω	Thule Group AB	31,646	893,359
*	Transtema Group AB	4,734	5,633
	Trelleborg AB, Class B	25,287	891,175
	Troax Group AB	13,050	262,555
#*	Truecaller AB, Class B	65,748	208,916
	VBG Group AB, Class B	7,388	258,540
*	Vestum AB	15,230	10,356
#*	Viaplay Group AB	337,248	22,097
	Vitec Software Group AB, Class B	13,980	668,729
#	Vitrolife AB	25,594	382,269
	Volati AB	9,287	86,617
	Volvo AB, Class A	48,000	1,264,140
	Volvo AB, Class B	335,482	8,539,083
*	Volvo Car AB	115,390	23,559
*	Volvo Car AB, Class B	115,390	358,197
#	Wallenstam AB, Class B	147,862	653,614
#	Wihlborgs Fastigheter AB	122,152	1,023,101
	XANO Industri AB, Class B	4,020	33,820

TOTAL SWEDEN			132,942,579

SWITZERLAND — (7.4%)
	ABB Ltd.	271,023	13,168,584
	Accelleron Industries AG	42,178	1,639,818
#	Accelleron Industries AG, ADR	1,336	52,104
	Adecco Group AG	120,408	4,212,168
	Alcon, Inc.	51,496	3,995,060
	Allreal Holding AG	6,863	1,108,390
	ALSO Holding AG	3,802	936,498
*	Aluflexpack AG	618	9,908
*	ams-OSRAM AG	171,262	205,695
	APG SGA SA	611	138,058
*	Aryzta AG	292,668	554,089
	Ascom Holding AG	16,764	134,478
*	Avolta AG	14,022	530,268
	Baloise Holding AG	22,991	3,474,235
	Banque Cantonale de Geneve	496	160,643
	Banque Cantonale Vaudoise	12,119	1,267,339

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Belimo Holding AG	4,872	$2,254,213
	Bellevue Group AG	3,622	71,902
	Berner Kantonalbank AG	2,328	636,048
	BKW AG	8,476	1,258,160
	Bossard Holding AG, Class A	2,779	631,894
	Bucher Industries AG	2,910	1,118,179
	Burckhardt Compression Holding AG	2,072	1,319,707
	Burkhalter Holding AG	2,399	263,059
	Bystronic AG	344	152,995
#	Calida Holding AG	1,520	47,932
	Carlo Gavazzi Holding AG	182	60,202
	Cembra Money Bank AG	15,276	1,167,854
*	Cicor Technologies Ltd.	223	12,174
	Clariant AG	113,235	1,694,088
	Coltene Holding AG	1,501	83,859
	Daetwyler Holding AG	1,487	307,874
	DKSH Holding AG	26,021	1,695,771
#*	DocMorris AG	1,347	118,807
	dormakaba Holding AG	1,340	713,184
	DSM-Firmenich AG	21,907	2,456,968
	EFG International AG	46,629	542,181
	Emmi AG	963	936,865
	EMS-Chemie Holding AG	229	182,704
	Energiedienst Holding AG	3,298	138,517
	Feintool International Holding AG	840	16,288
	Flughafen Zurich AG	8,362	1,674,079
	Forbo Holding AG	225	259,873
Ω	Galenica AG	35,154	2,689,924
#*	GAM Holding AG	28,717	8,947
	Geberit AG	4,382	2,339,029
	Georg Fischer AG	17,520	1,222,817
	Givaudan SA	2,624	11,222,241
	Glarner Kantonalbank	1,134	26,700
#	Gurit Holding AG, Class BR	970	61,881
	Helvetia Holding AG	19,614	2,565,619
#	Hiag Immobilien Holding AG	723	58,522
	Huber & Suhner AG	8,765	697,253
	Implenia AG	4,981	182,138
*	Ina Invest Holding AG	1,289	25,943
	Inficon Holding AG	600	834,240
	Interroll Holding AG	207	666,184
	Intershop Holding AG	2,180	292,114
	Investis Holding SA	1,724	184,889
	Julius Baer Group Ltd.	76,379	4,098,371
	Kardex Holding AG	2,187	578,641
	Komax Holding AG	1,321	227,253
*	Kudelski SA	3,540	5,491
#	Kuehne & Nagel International AG	16,582	4,382,564
	Landis & Gyr Group AG	9,722	719,272
	LEM Holding SA	150	255,464
	Liechtensteinische Landesbank AG	5,939	453,369
#	Logitech International SA	34,560	2,693,668
	Luzerner Kantonalbank AG	4,760	351,582
Ω	Medacta Group SA	1,150	138,992
Ω	Medmix AG	2,102	34,486
	Meier Tobler Group AG	2,096	70,200
	Metall Zug AG, Class B	62	85,507
	Mikron Holding AG	673	13,104
	Mobilezone Holding AG	9,642	137,923

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Mobimo Holding AG	3,322	$929,972
*Ω	Montana Aerospace AG	1,754	33,898
	Novartis AG, Sponsored ADR	259,667	25,221,456
	Novartis AG	5,662	549,539
	Novavest Real Estate AG	964	35,684
	OC Oerlikon Corp. AG	55,483	240,048
*	Orascom Development Holding AG	4,687	21,497
#	Orell Fuessli AG	246	21,439
	Orior AG	1,050	75,040
	Partners Group Holding AG	6,937	8,924,909
*	Peach Property Group AG	933	9,591
*	Phoenix Mecano AG	277	148,852
#*Ω	PolyPeptide Group AG	1,208	39,857
	PSP Swiss Property AG	19,383	2,396,153
	Rieter Holding AG	795	111,135
	Roche Holding AG	136,471	32,822,228
	Romande Energie Holding SA	2,387	150,248
*	Sandoz Group AG	57,907	1,968,079
	Schindler Holding AG	6,162	1,501,394
	Schweiter Technologies AG	290	130,008
*Ω	Sensirion Holding AG	2,761	181,261
#	SFS Group AG	5,636	668,469
	SGS SA	37,182	3,274,084
	Siegfried Holding AG	814	777,844
#	SIG Group AG	144,397	2,885,536
	Sika AG	31,292	8,901,366
	SKAN Group AG	1,329	118,732
	Softwareone Holding AG	23,949	407,247
	Sonova Holding AG	17,715	4,896,995
	St. Galler Kantonalbank AG	943	485,195
#	Stadler Rail AG	19,770	586,519
	Straumann Holding AG	23,377	3,107,681
	Sulzer AG	8,243	998,393
#	Swatch Group AG	22,313	2,011,540
	Swiss Life Holding AG	7,407	4,997,915
	Swiss Prime Site AG	32,354	2,987,336
	Swiss Re AG	152,284	16,554,088
#*	Swiss Steel Holding AG	143,894	13,254
	Swisscom AG	11,854	6,503,182
	Swissquote Group Holding SA	6,562	1,774,852
	Tecan Group AG	961	339,027
	Temenos AG	22,554	1,403,026
	Trifork Holding AG	640	10,565
	TX Group AG	1,266	196,971
	u-blox Holding AG	3,608	333,767
#*	UBS Group AG	330,442	8,714,427
	Valiant Holding AG	7,159	835,720
#	Varia U.S. Properties AG	791	30,403
Ω	VAT Group AG	14,090	7,014,857
	Vaudoise Assurances Holding SA	441	214,466
#	Vontobel Holding AG	16,069	901,988
	VZ Holding AG	5,687	655,857
*	V-ZUG Holding AG	1,148	71,101
	Walliser Kantonalbank	751	93,449
	Warteck Invest AG	33	64,571
	Ypsomed Holding AG	1,282	456,956
	Zehnder Group AG	2,466	143,776
	Zug Estates Holding AG, Class B	122	238,671
#	Zuger Kantonalbank AG	30	280,474

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Zurich Insurance Group AG	20,949	$10,140,286

TOTAL SWITZERLAND			258,329,914

UNITED KINGDOM — (12.1%)
	3i Group PLC	392,954	14,039,241
	4imprint Group PLC	11,789	911,150
	abrdn PLC	843,398	1,538,006
*	Accesso Technology Group PLC	5,610	46,249
	Admiral Group PLC	73,313	2,495,365
	Advanced Medical Solutions Group PLC	46,080	109,203
	AG Barr PLC	33,913	241,430
Ω	Airtel Africa PLC	49,301	68,082
	AJ Bell PLC	116,771	470,828
Ω	Alfa Financial Software Holdings PLC	62,251	134,009
	Antofagasta PLC	44,701	1,226,228
*	AO World PLC	24,768	32,521
	Argentex Group PLC	9,454	5,220
#*	Ascential PLC	149,443	581,056
	Ashmore Group PLC	178,397	429,939
	Ashtead Group PLC	94,021	6,827,043
	Ashtead Technology Holdings PLC	20,997	213,799
#*	ASOS PLC	43,836	182,390
*Ω	Aston Martin Lagonda Global Holdings PLC	52,842	97,549
	AstraZeneca PLC, Sponsored ADR	337,697	25,624,448
	AstraZeneca PLC	25,658	3,880,743
	Atalaya Mining PLC	18,783	104,086
*	Auction Technology Group PLC	16,918	104,681
Ω	Auto Trader Group PLC	559,887	4,853,929
	Aviva PLC	483,204	2,805,554
	Avon Rubber PLC	6,389	95,055
	B&M European Value Retail SA	471,360	3,041,954
	Babcock International Group PLC	335,578	2,123,547
	BAE Systems PLC	252,624	4,201,697
Ω	Bakkavor Group PLC	37,376	56,447
	Balfour Beatty PLC	188,688	855,696
	Bank of Georgia Group PLC	11,242	752,754
#	Barclays PLC, Sponsored ADR	405,185	4,149,094
	Barclays PLC	1,252,014	3,156,693
	Barratt Developments PLC	394,017	2,226,243
	Beazley PLC	333,034	2,755,445
	Begbies Traynor Group PLC	34,007	46,167
	Bellway PLC	65,817	2,068,350
	Berkeley Group Holdings PLC	58,019	3,407,201
	Bloomsbury Publishing PLC	42,088	279,842
#*	boohoo Group PLC	332,375	138,524
	Braemar PLC	3,084	10,663
Ω	Bridgepoint Group PLC	13,466	38,111
	Britvic PLC	144,379	1,592,173
	Brooks Macdonald Group PLC	2,296	54,946
	BT Group PLC	2,854,155	3,649,903
	Bunzl PLC	60,468	2,318,814
	Burberry Group PLC	138,921	1,987,770
	Burford Capital Ltd.	79,310	1,222,083
	Bytes Technology Group PLC	164,236	998,942
	C&C Group PLC	170,301	349,080
*	Capita PLC	503,065	84,204
	Capital Ltd.	28,336	36,593
*	Card Factory PLC	138,000	187,492
	Carr’s Group PLC	37,151	62,334

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Castings PLC	1,710	$7,964
	Central Asia Metals PLC	61,312	159,777
	Chemring Group PLC	93,389	436,455
	Chesnara PLC	110,948	347,897
	Clarkson PLC	11,351	550,160
	Close Brothers Group PLC	76,839	436,677
Ω	CMC Markets PLC	27,299	89,222
	Coca-Cola HBC AG	14,076	454,355
	Compass Group PLC	302,533	8,414,558
	Computacenter PLC	62,335	1,998,476
Ω	ConvaTec Group PLC	419,916	1,306,489
	Costain Group PLC	80,592	83,371
	Crest Nicholson Holdings PLC	138,281	319,203
	Croda International PLC	25,090	1,437,055
*	Currys PLC	941,431	726,368
	CVS Group PLC	28,112	342,304
*	Darktrace PLC	216,232	1,614,139
	DCC PLC	50,100	3,421,363
*	De La Rue PLC	41,241	48,602
	DFS Furniture PLC	84,939	123,011
	Diageo PLC, Sponsored ADR	85,975	11,878,306
	Diageo PLC	22,401	774,171
*	Dialight PLC	4,837	9,882
	Diploma PLC	40,010	1,808,475
	Direct Line Insurance Group PLC	455,406	1,057,317
	DiscoverIE Group PLC	27,531	240,278
	Domino’s Pizza Group PLC	135,974	551,222
	dotdigital group PLC	111,034	129,073
	Dowlais Group PLC	225,549	229,242
	Dr Martens PLC	251,750	238,890
	Drax Group PLC	71,413	462,552
	DS Smith PLC	453,871	1,977,303
	Dunelm Group PLC	45,981	579,257
*	EKF Diagnostics Holdings PLC	91,050	32,786
*	Elementis PLC	138,837	244,121
	Entain PLC	118,440	1,155,524
	Epwin Group PLC	48,473	55,133
	Essentra PLC	180,995	397,777
	Experian PLC	304,611	12,286,164
	FDM Group Holdings PLC	54,591	237,330
	Fevertree Drinks PLC	8,153	115,345
	Firstgroup PLC	220,220	446,123
	Flowtech Fluidpower PLC	100	140
	Foresight Group Holdings Ltd.	18,181	100,289
Ω	Forterra PLC	13,376	27,326
	Foxtons Group PLC	140,691	101,799
*	Frasers Group PLC	72,833	741,191
	Fresnillo PLC	21,625	149,770
	Fuller Smith & Turner PLC, Class A	4,475	33,806
*	Fund Technologies PLC	4,325	68,920
*Ω	Funding Circle Holdings PLC	43,359	35,442
	Future PLC	46,814	386,469
	Galliford Try Holdings PLC	34,108	102,564
	Games Workshop Group PLC	12,710	1,570,882
*	Gaming Realms PLC	36,865	16,948
	Gamma Communications PLC	25,048	408,208
	GB Group PLC	125,944	452,430
*	Gem Diamonds Ltd.	41,554	4,700
	Genuit Group PLC	71,526	386,579

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Georgia Capital PLC	8,071	$137,128
	Gooch & Housego PLC	1,981	13,605
	Grafton Group PLC	71,709	843,458
	Grainger PLC	458,902	1,464,029
*	Greencore Group PLC	91,246	149,263
	Greggs PLC	30,491	1,031,875
	GSK PLC	297,039	6,162,638
#	GSK PLC, Sponsored ADR	88,058	3,649,140
*	Gulf Marine Services PLC	55,690	15,091
*Ω	Gym Group PLC	29,306	40,148
	Haleon PLC	561,652	2,372,047
#	Haleon PLC, ADR	62,515	533,253
	Halfords Group PLC	125,678	236,012
	Halma PLC	54,192	1,485,231
	Hargreaves Lansdown PLC	172,579	1,743,969
	Harworth Group PLC	47,742	82,702
	Hays PLC	1,041,288	1,195,760
	Headlam Group PLC	23,382	51,327
	Helical PLC	46,616	118,638
	Henry Boot PLC	43,597	101,369
	Hikma Pharmaceuticals PLC	23,273	558,798
	Hill & Smith PLC	35,570	834,907
	Hilton Food Group PLC	40,665	463,055
	Hiscox Ltd.	129,263	1,982,355
*	Hochschild Mining PLC	190,661	368,045
	Hollywood Bowl Group PLC	92,878	396,066
*Ω	Hostelworld Group PLC	52,387	104,725
	Howden Joinery Group PLC	298,788	3,252,223
	HSBC Holdings PLC	52,879	458,353
#	HSBC Holdings PLC, Sponsored ADR	312,232	13,607,071
Ω	Ibstock PLC	30,625	56,483
	IDOX PLC	187,403	152,733
	IG Group Holdings PLC	128,079	1,195,137
	IMI PLC	114,629	2,496,938
	Impax Asset Management Group PLC	27,538	152,493
	Inchcape PLC	228,924	2,281,668
*	Indivior PLC	86,676	1,555,948
	Informa PLC	204,402	2,023,561
	IntegraFin Holdings PLC	92,186	343,321
	Intermediate Capital Group PLC	140,121	3,652,112
*	International Distributions Services PLC	221,617	746,759
	Intertek Group PLC	36,922	2,272,421
	Investec PLC	123,387	781,568
	IP Group PLC	638,596	382,153
	ITV PLC	1,412,425	1,239,231
*	IWG PLC	192,670	444,831
	J Sainsbury PLC	756,370	2,481,027
*	James Fisher & Sons PLC	8,525	29,316
	James Halstead PLC	48,573	120,999
	JD Sports Fashion PLC	951,433	1,362,142
*	John Wood Group PLC	500,687	923,880
	Johnson Matthey PLC	45,072	987,092
	Jupiter Fund Management PLC	260,681	251,280
*Ω	Just Eat Takeaway.com NV	30,147	438,861
	Just Group PLC	670,745	862,555
	Kainos Group PLC	48,598	595,844
	Keller Group PLC	21,231	291,311
	Keywords Studios PLC	974	13,908
	Kier Group PLC	187,414	313,534

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Kingfisher PLC	717,173	$2,209,125
	Kitwave Group PLC	22,432	108,488
	Lancashire Holdings Ltd.	111,632	845,611
	Learning Technologies Group PLC	100,182	91,680
	Legal & General Group PLC	1,557,083	4,570,816
*	Liberty Global PLC, Class C	2	33
	Liontrust Asset Management PLC	14,758	124,166
	London Investment Group PLC	3,050	12,836
	LSL Property Services PLC	32,720	121,943
Ω	Luceco PLC	38,080	78,295
	M&C Saatchi PLC	5,549	13,007
	M&G PLC	1,107,408	2,772,426
	Macfarlane Group PLC	58,171	105,340
	Man Group PLC	684,647	2,195,596
	Marks & Spencer Group PLC	1,074,364	3,422,861
	Marshalls PLC	90,045	301,013
*	McBride PLC	108,739	151,026
	Mears Group PLC	53,409	240,880
	Melrose Industries PLC	182,403	1,433,015
#*	Metro Bank Holdings PLC	30,646	12,803
	Midwich Group PLC	14,533	76,625
*	Mitchells & Butlers PLC	137,971	415,415
	MJ Gleeson PLC	12,606	78,871
	Mondi PLC	71,296	1,351,166
	Moneysupermarket.com Group PLC	387,037	1,036,945
*	Moonpig Group PLC	94,245	183,394
	Morgan Sindall Group PLC	30,154	850,212
	Mortgage Advice Bureau Holdings Ltd.	4,139	44,688
*	Motorpoint group PLC	33,776	58,850
*	N Brown Group PLC	88,702	15,843
	National Grid PLC	116,894	1,533,316
#	National Grid PLC, Sponsored ADR	54,344	3,622,028
	NatWest Group PLC	962,593	3,633,193
	NCC Group PLC	111,566	188,631
	Next 15 Group PLC	45,228	506,320
	Next PLC	29,404	3,297,893
*	Nexxen International Ltd.	1,199	3,445
*	Nexxen International Ltd., ADR	5,294	28,641
	Ninety One PLC	161,332	335,543
	Norcros PLC	14,489	33,230
*	Ocado Group PLC	94,294	412,840
*Ω	On the Beach Group PLC	49,965	89,821
	OSB Group PLC	197,310	1,010,366
*	Oxford Biomedica PLC	8,002	27,651
	Oxford Instruments PLC	23,145	649,619
*	Oxford Nanopore Technologies PLC	44,391	54,529
	Pagegroup PLC	257,436	1,430,580
	Paragon Banking Group PLC	107,844	961,764
	PayPoint PLC	35,833	235,996
	Pearson PLC	93,596	1,135,678
	Pearson PLC, Sponsored ADR	62,325	759,119
	Pennon Group PLC	117,983	981,397
	Persimmon PLC	107,089	1,734,095
	Pets at Home Group PLC	152,624	557,173
	Phoenix Group Holdings PLC	366,312	2,231,098
*	Phoenix Spree Deutschland Ltd.	18,483	33,771
	Pinewood Technologies Group PLC	36,445	151,577
*	Playtech PLC	95,104	628,252
	Plus500 Ltd.	60,436	1,634,777

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings PLC	50,323	$340,880
	Porvair PLC	5,022	38,492
	PPHE Hotel Group Ltd.	3,969	73,130
	Premier Foods PLC	282,421	567,412
	Prudential PLC, ADR	46,100	809,516
	Prudential PLC	145,238	1,263,185
#*	PureTech Health PLC	43,337	116,755
	PZ Cussons PLC	39,983	50,442
	QinetiQ Group PLC	157,582	672,511
Ω	Quilter PLC	864,736	1,182,764
*	Rank Group PLC	52,117	54,255
	Rathbones Group PLC	16,479	335,522
	Reach PLC	217,014	199,684
	Reckitt Benckiser Group PLC	89,442	5,000,434
	Record PLC	24,962	19,333
	Redde Northgate PLC	132,150	631,940
	Redrow PLC	177,805	1,429,547
#	RELX PLC, Sponsored ADR	397,933	16,390,852
	RELX PLC	90,812	3,733,518
	Renew Holdings PLC	44,466	526,344
	Renishaw PLC	4,976	256,571
*	Renold PLC	60,850	37,638
	Rentokil Initial PLC	173,829	877,484
	RHI Magnesita NV	404	18,175
	Ricardo PLC	9,596	54,517
	Rightmove PLC	456,898	2,926,797
	Rio Tinto PLC	38,394	2,597,766
	Rio Tinto PLC, Sponsored ADR	495	33,576
	Robert Walters PLC	43,280	214,343
*	Rolls-Royce Holdings PLC	1,462,887	7,501,720
	Rotork PLC	337,378	1,356,237
	RS Group PLC	234,111	2,144,646
	RWS Holdings PLC	96,166	207,099
	S&U PLC	2,061	49,402
*	S4 Capital PLC	57,414	34,965
Ω	Sabre Insurance Group PLC	98,893	198,118
	Sage Group PLC	178,961	2,595,095
	Savills PLC	91,060	1,230,702
	Schroders PLC	232,517	1,019,373
	Secure Trust Bank PLC	4,873	42,829
	Senior PLC	68,446	139,241
	Severfield PLC	101,799	85,831
	Severn Trent PLC	98,449	3,034,619
*	SIG PLC	206,768	67,437
	Sirius Real Estate Ltd.	695,127	845,459
#	Smith & Nephew PLC, Sponsored ADR	41,729	1,006,921
	Smith & Nephew PLC	16,167	195,874
	Smiths Group PLC	79,771	1,608,180
	Smiths News PLC	42,736	28,305
	Softcat PLC	83,716	1,638,599
*	SolGold PLC	203,497	23,262
	Spectris PLC	16,771	693,701
	Speedy Hire PLC	234,031	80,704
	Spirax-Sarco Engineering PLC	11,436	1,258,392
Ω	Spire Healthcare Group PLC	94,520	290,498
	Spirent Communications PLC	166,488	402,447
	SSE PLC	63,488	1,319,687
	SSP Group PLC	173,006	423,293
	St. James’s Place PLC	237,374	1,284,501

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Standard Chartered PLC	354,982	$3,049,841
	SThree PLC	106,066	560,504
	Strix Group PLC	35,702	34,386
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	14,208	42,232
*	Synthomer PLC	58,156	188,208
	Tatton Asset Management PLC	10,366	73,300
	Taylor Wimpey PLC	1,583,494	2,594,749
	TBC Bank Group PLC	2,847	122,831
	TClarke PLC	21,176	42,636
	Team Internet Group PLC	64,745	111,637
	Telecom Plus PLC	53,796	1,166,651
	Tesco PLC	1,498,788	5,533,628
*	THG PLC	201,582	158,915
	Topps Tiles PLC	74,684	40,092
	TP ICAP Group PLC	264,848	685,595
*Ω	Trainline PLC	159,231	592,070
	Travis Perkins PLC	138,101	1,292,672
	Treatt PLC	12,756	77,181
*	Trellus Health PLC	2,021	48
	Tribal Group PLC	2,667	1,766
	Trifast PLC	41,274	39,776
	TT Electronics PLC	48,980	108,935
	Tyman PLC	47,799	224,204
	Ultimate Products PLC	13,860	30,324
	Unilever PLC, Sponsored ADR	417,065	21,624,820
	Unilever PLC	90,093	4,660,432
	United Utilities Group PLC	244,276	3,184,179
	Vanquis Banking Group PLC	102,823	61,658
	Vertu Motors PLC	143,701	126,409
	Victorian Plumbing Group PLC	12,013	11,520
	Victrex PLC	22,288	351,739
	Videndum PLC	19,343	66,650
	Virgin Money U.K. PLC	435,360	1,157,570
	Vistry Group PLC	125,541	1,864,863
	Volex PLC	38,975	156,759
	Volution Group PLC	79,713	429,692
	Vp PLC	4,543	35,819
*Ω	Watches of Switzerland Group PLC	168,505	706,808
	Watkin Jones PLC	139,552	77,387
	Weir Group PLC	50,360	1,285,054
	WH Smith PLC	62,204	850,844
	Whitbread PLC	30,195	1,190,069
	Wickes Group PLC	137,698	248,807
	Wilmington PLC	6,992	31,931
*	Wise PLC, Class A	83,187	799,464
#	WPP PLC, Sponsored ADR	13,154	662,304
	WPP PLC	101,516	1,017,511
*	Xaar PLC	20,538	29,824
	XPS Pensions Group PLC	52,808	175,557
	Young & Co.’s Brewery PLC, Class A	5,048	62,045
	Zotefoams PLC	9,125	44,617

TOTAL UNITED KINGDOM			422,455,478

UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	21,378	94,077
	Newmont Corp., CDI	21,608	874,898

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	Noble Corp. PLC	2,251	$99,700

TOTAL UNITED STATES			1,068,675

TOTAL COMMON STOCKS			3,257,536,042

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.806%	13,668	1,404,410
Ω	Dr Ing hc F Porsche AG, 1.204%	27,802	2,475,113
	Draegerwerk AG & Co. KGaA, 0.385%	3,515	187,201
	Einhell Germany AG, 1.801%	276	47,474
	FUCHS SE, 2.445%	47,472	2,216,909
	Henkel AG & Co. KGaA, 2.489%	31,787	2,525,215
	Jungheinrich AG, 1.957%	27,858	1,035,871
	Porsche Automobil Holding SE, 5.339%	17,200	876,366
	Sartorius AG, 0.262%	5,678	1,697,473
	Sixt SE, 9.373%	10,036	694,469
	STO SE & Co. KGaA, 3.117%	1,606	275,812
	Villeroy & Boch AG, 6.232%	866	15,781
	Volkswagen AG, 7.568%	44,605	5,464,340

TOTAL GERMANY			18,916,434

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,124	208
#*	PointsBet Holdings Ltd. Warrants 07/08/2024	571	0

TOTAL AUSTRALIA			208

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	17,925	0
*††	S Immo AG Rights	8,477	0
*	Strabag SE Rights	3,689	0

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	210,168	0

TOTAL RIGHTS/WARRANTS			208
TOTAL INVESTMENT SECURITIES (Cost $2,600,020,387)			3,276,452,684

			Value†
SECURITIES LENDING COLLATERAL — (6.0%)

@§	The DFA Short Term Investment Fund	18,099,815	209,378,660
TOTAL INVESTMENTS — (100.0%)

(Cost $2,809,399,911)			$3,485,831,344

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$17,726	$176,707,844	$7,271	$176,732,841
Austria	—	10,442,653	—	10,442,653
Belgium	47,313	32,580,795	—	32,628,108
Canada	307,857,368	12,303	—	307,869,671
China	198,235	63,587	—	261,822
Denmark	—	148,170,986	—	148,170,986
Finland	250,069	58,676,289	—	58,926,358
France	—	299,714,360	—	299,714,360
Germany	319,462	218,172,943	—	218,492,405
Hong Kong	—	37,196,607	2,113	37,198,720
Ireland	—	22,207,770	—	22,207,770
Israel	2,647,172	19,637,553	—	22,284,725
Italy	12,550,926	66,191,902	—	78,742,828
Japan	1,814,205	684,730,657	—	686,544,862
Netherlands	68,092,268	118,828,389	—	186,920,657
New Zealand	18,731	9,421,936	—	9,440,667
Norway	—	21,363,953	—	21,363,953
Portugal	—	5,207,307	—	5,207,307
Singapore	—	24,225,368	134,447	24,359,815
Spain	969,200	94,259,688	—	95,228,888
Sweden	279,654	132,644,407	18,518	132,942,579
Switzerland	31,342,812	226,987,102	—	258,329,914
United Kingdom	104,379,089	318,076,389	—	422,455,478
United States	—	1,068,675	—	1,068,675
Preferred Stocks
Germany	—	18,916,434	—	18,916,434
Rights/Warrants
Australia	—	208	—	208
Securities Lending Collateral	—	209,378,660	—	209,378,660

Total Investments in Securities	$530,784,230	$2,954,884,765	$162,349<>	$3,485,831,344

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.8%)
	AES Brasil Energia SA	96,049	$175,169
	Allied Tecnologia SA	11,000	15,888
	Allos SA	21,400	86,052
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	4,397
	Alupar Investimento SA	51,779	277,612
	Ambev SA, ADR	208,841	484,511
*	Anima Holding SA	46,900	30,528
	Arezzo Industria e Comercio SA	8,860	88,590
	Atacadao SA	144,020	309,807
	Auren Energia SA	89,204	199,106
	B3 SA - Brasil Bolsa Balcao	631,253	1,311,717
	Banco Bradesco SA	184,029	438,046
	Banco BTG Pactual SA	149,192	959,637
	Banco do Brasil SA	238,772	1,260,857
	Banco Santander Brasil SA	46,461	258,584
	BB Seguridade Participacoes SA	95,054	589,442
	Bemobi Mobile Tech SA	13,617	30,603
*	Blau Farmaceutica SA	6,879	13,340
	Brisanet Participacoes SA	21,500	16,976
*	C&A Modas SA	42,650	90,514
	Caixa Seguridade Participacoes SA	118,988	358,848
	Camil Alimentos SA	37,242	60,174
	CCR SA	236,357	561,238
	Centrais Eletricas Brasileiras SA	52,646	383,850
	Cia Brasileira de Aluminio	17,760	17,683
*	Cia Brasileira de Distribuicao	77,936	43,977
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	22,350	347,866
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2,978	46,546
	Cia de Saneamento de Minas Gerais Copasa MG	38,100	143,666
	Cia De Sanena Do Parana	61,000	217,024
	Cia Energetica de Minas Gerais, Sponsored ADR	9,203	22,087
	Cia Energetica de Minas Gerais	107,341	236,487
	Cielo SA	472,418	506,754
*	Clear Sale SA	8,700	13,069
*	Cogna Educacao SA	632,876	264,480
	Companhia Paranaense de Energia	117,192	185,066
	Cosan SA	124,829	348,577
	CPFL Energia SA	24,279	149,155
	CSU Digital SA	5,100	17,512
	Cury Construtora e Incorporadora SA	36,599	138,147
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,377	513,607
Ω	Desktop SA	7,900	19,778
	Dexco SA	98,281	136,843
*	Diagnosticos da America SA	26,313	23,817
	Dimed SA Distribuidora da Medicamentos	22,448	48,548
	Direcional Engenharia SA	35,072	157,509
	EcoRodovias Infraestrutura e Logistica SA	72,209	100,820
	Eletromidia SA	3,000	10,053
*	Embraer SA	194,266	1,247,693
	Empreendimentos Pague Menos SA	19,225	9,367
	Energisa SA	89,581	778,050
	Engie Brasil Energia SA	35,296	278,012
	Equatorial Energia SA	209,761	1,235,718
	Eternit SA	10,926	14,855
	Even Construtora e Incorporadora SA	59,880	81,876

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	40,196	$106,594
	Fleury SA	59,687	166,441
	Fras-Le SA	12,182	42,299
*	Gafisa SA	13,783	13,856
	Gerdau SA, Sponsored ADR	68,909	239,805
Ω	GPS Participacoes e Empreendimentos SA	61,042	220,417
	Grendene SA	49,721	58,984
*	Grupo Casas Bahia SA	32,327	42,645
	Grupo De Moda Soma SA	122,621	143,340
	Grupo Mateus SA	96,585	138,016
	Grupo SBF SA	28,416	60,853
*	Guararapes Confeccoes SA	19,565	27,694
*Ω	Hapvida Participacoes e Investimentos SA	1,660,697	1,180,136
*	Hidrovias do Brasil SA	64,563	54,584
	Hypera SA	62,805	357,047
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	47,452
*	International Meal Co. Alimentacao SA, Class A	23,600	7,226
	Iochpe Maxion SA	31,000	73,431
	Irani Papel e Embalagem SA	33,400	57,954
*	IRB-Brasil Resseguros SA	31,073	254,204
	Itau Unibanco Holding SA	36,735	193,275
	JHSF Participacoes SA	91,696	75,934
	JSL SA	1,648	3,672
	Kepler Weber SA	41,740	78,053
	Klabin SA	390,614	1,733,187
	Lavvi Empreendimentos Imobiliarios SA	12,800	21,471
	Localiza Rent a Car SA	92,576	874,129
	LOG Commercial Properties e Participacoes SA	10,050	42,057
*	Log-in Logistica Intermodal SA	6,000	44,717
	Lojas Quero-Quero SA	38,401	30,765
	Lojas Renner SA	145,340	429,084
Ω	LWSA SA	91,971	81,475
	M Dias Branco SA	14,332	93,677
*	Magazine Luiza SA	613,627	160,716
	Mahle Metal Leve SA	6,866	40,514
	Marcopolo SA	45,600	46,631
	Melnick Even Desenvolvimento Imobiliario SA	16,200	13,415
	Mills Locacao Servicos e Logistica SA	30,900	78,967
*	Moura Dubeux Engenharia SA	10,100	22,543
	Movida Participacoes SA	69,411	94,373
*	MRV Engenharia e Participacoes SA	128,180	165,390
*	Multilaser Industrial SA	59,683	21,838
	Multiplan Empreendimentos Imobiliarios SA	15,914	70,152
	Natura & Co. Holding SA	294,848	942,019
	Neoenergia SA	54,109	199,863
	Odontoprev SA	106,697	245,547
*	Oncoclinicas do Brasil Servicos Medicos SA	12,800	18,143
	Ouro Fino Saude Animal Participacoes SA	1,600	6,563
	Pet Center Comercio e Participacoes SA	37,800	34,287
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	25,821
	Porto Seguro SA	88,518	510,727
	Positivo Tecnologia SA	30,352	53,776
	Raia Drogasil SA	276,998	1,364,559
Ω	Rede D’Or Sao Luiz SA	67,912	340,041
	Romi SA	10,501	20,526
	Rumo SA	50,500	196,064
	Santos Brasil Participacoes SA	89,891	235,088
#	Sendas Distribuidora SA, ADR	13,551	172,504
	Sendas Distribuidora SA	230,650	582,777

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*Ω	Ser Educacional SA	7,800	$8,292
*	Serena Energia SA	63,808	101,010
	Simpar SA	101,351	112,816
	Smartfit Escola de Ginastica e Danca SA	18,845	87,790
	Suzano SA	173,059	1,948,355
*	SYN prop e tech SA	6,100	10,350
	Tegma Gestao Logistica SA	9,500	44,311
	Telefonica Brasil SA	23,200	211,510
	Telefonica Brasil SA, ADR	24,725	228,459
	TIM SA	242,251	821,561
	TOTVS SA	66,708	353,799
	Transmissora Alianca de Energia Eletrica SA	80,252	544,328
	Tres Tentos Agroindustrial SA	11,300	22,023
	Trisul SA	40,600	35,732
	Tupy SA	4,200	21,054
	Ultrapar Participacoes SA	257,366	1,281,229
	Ultrapar Participacoes SA, Sponsored ADR	55,886	280,548
	Unifique Telecomunicacoes SA	10,600	7,798
	Unipar Carbocloro SA	6,409	64,798
	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,861	28,610
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	86,265
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	81,746	111,931
	Veste SA Estilo	4,700	13,079
	Vibra Energia SA	432,834	1,955,530
	Vivara Participacoes SA	15,400	65,721
	Vulcabras SA	23,726	72,330
	WEG SA	178,078	1,356,350
	Wilson Sons SA	43,916	142,085
	Wiz Co.	4,700	6,282
	XP, Inc., BDR	2,473	50,521
	YDUQS Participacoes SA	48,164	135,330
*	Zamp SA	27,041	20,101

TOTAL BRAZIL			38,247,344

CHILE — (0.6%)
	Aguas Andinas SA, Class A	721,690	205,972
	Banco de Chile	1,082,723	120,108
	Banco de Chile, ADR	22,937	506,445
	Banco de Credito e Inversiones SA	15,031	438,397
	Banco Santander Chile, ADR	7,781	139,902
	Banco Santander Chile	4,731,162	214,370
	Besalco SA	118,298	68,386
	Camanchaca SA	228,863	9,626
	CAP SA	10,063	71,952
	Cencosud SA	251,235	430,506
	Cencosud Shopping SA	74,442	115,379
	Cia Cervecerias Unidas SA	29,430	180,556
	Embotelladora Andina SA, ADR, Class B	7,075	118,506
	Empresa Nacional de Telecomunicaciones SA	39,535	135,895
	Empresas CMPC SA	273,659	540,448
	Empresas Copec SA	50,588	361,000
	Empresas Hites SA	95,679	8,671
	Enel Americas SA	1,269,894	119,047
	Enel Chile SA, ADR	11,968	35,306
	Enel Chile SA	2,666,449	158,312
*	Falabella SA	71,275	190,799
	Forus SA	22,023	37,391
	Grupo Security SA	446,676	127,482

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Instituto de Diagnostico SA	1,346	$2,054
	Inversiones Aguas Metropolitanas SA	121,480	93,889
	Inversiones La Construccion SA	7,731	67,785
	Masisa SA	657,534	13,287
	Multiexport Foods SA	74,232	18,093
	Parque Arauco SA	133,407	200,795
	PAZ Corp. SA	19,614	12,174
	Plaza SA	43,864	63,782
	Ripley Corp. SA	224,629	50,066
	Salfacorp SA	182,941	104,423
	Sigdo Koppers SA	84,902	103,911
	SMU SA	812,541	150,651
	Sociedad Matriz SAAM SA	1,197,624	132,218
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,568	391,472
	Socovesa SA	15,493	1,436
	SONDA SA	176,889	78,859
	Vina Concha y Toro SA	102,802	137,062

TOTAL CHILE			5,956,413

CHINA — (24.5%)
*	360 Security Technology, Inc., Class A	41,400	48,439
	361 Degrees International Ltd.	219,000	132,886
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,500	97,623
Ω	3SBio, Inc.	419,500	335,331
	AAC Technologies Holdings, Inc.	115,000	366,003
	Accelink Technologies Co. Ltd., Class A	13,100	67,156
	ADAMA Ltd., Class A	25,800	22,412
	Addsino Co. Ltd., Class A	27,000	26,608
	Advanced Technology & Materials Co. Ltd., Class A	17,320	21,043
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	52,806
	AECC Aviation Power Co. Ltd., Class A	11,400	55,557
	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	9,008
#*	Agile Group Holdings Ltd.	376,000	28,504
*	Agora, Inc., ADR	14,112	35,139
	Agricultural Bank of China Ltd., Class H	2,533,000	1,129,492
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	137,035
	Aisino Corp., Class A	33,000	38,579
	Ajisen China Holdings Ltd.	95,000	12,823
Ω	AK Medical Holdings Ltd.	72,000	53,788
	Alibaba Group Holding Ltd.	1,195,000	11,188,858
*	Alibaba Health Information Technology Ltd.	190,000	70,923
*	Alibaba Pictures Group Ltd.	4,690,000	279,330
#Ω	A-Living Smart City Services Co. Ltd.	146,750	55,785
#*Ω	Alliance International Education Leasing Holdings Ltd.	43,000	2,794
	Allmed Medical Products Co. Ltd., Class A	14,300	16,224
	Amlogic Shanghai Co. Ltd., Class A	6,431	51,127
	Amoy Diagnostics Co. Ltd., Class A	7,380	22,224
*	ANE Cayman, Inc.	18,000	11,990
	Angel Yeast Co. Ltd., Class A	16,400	67,332
Ω	Angelalign Technology, Inc.	4,600	46,081
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	51,865
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	36,107
	Anhui Expressway Co. Ltd., Class H	88,000	96,870
	Anhui Guangxin Agrochemical Co. Ltd., Class A	34,468	70,397
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	100,904
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	56,416
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	20,318
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	38,767
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	37,920

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Kouzi Distillery Co. Ltd., Class A	16,100	$92,575
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	16,841
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	20,822
	Anhui Xinhua Media Co. Ltd., Class A	14,100	14,158
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	83,110
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	47,498
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	728	16,559
	Anjoy Foods Group Co. Ltd., Class A	4,800	60,949
	Anker Innovations Technology Co. Ltd., Class A	2,400	28,512
	ANTA Sports Products Ltd.	203,000	2,298,161
*	Anton Oilfield Services Group	1,062,000	58,373
	Aoshikang Technology Co. Ltd., Class A	7,200	25,683
*	Aotecar New Energy Technology Co. Ltd., Class A	45,000	17,469
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	52,600
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	41,405
Ω	AsiaInfo Technologies Ltd.	64,000	57,716
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,200	59,165
*	Autel Intelligent Technology Corp. Ltd., Class A	5,468	20,233
	Autobio Diagnostics Co. Ltd., Class A	8,800	69,101
	Avary Holding Shenzhen Co. Ltd., Class A	30,300	100,515
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	41,161
	AviChina Industry & Technology Co. Ltd., Class H	736,000	316,533
	Avicopter PLC, Class A	8,800	50,510
Ω	BAIC Motor Corp. Ltd., Class H	511,500	145,061
*	Baidu, Inc., Sponsored ADR	8,149	842,607
*	Baidu, Inc., Class A	119,200	1,544,305
Ω	BAIOO Family Interactive Ltd.	372,000	11,032
	Bank of Beijing Co. Ltd., Class A	86,800	66,816
	Bank of Changsha Co. Ltd., Class A	58,200	65,478
	Bank of Chengdu Co. Ltd., Class A	71,800	146,478
	Bank of China Ltd., Class H	4,939,000	2,215,092
	Bank of Chongqing Co. Ltd., Class H	233,000	141,034
	Bank of Communications Co. Ltd., Class H	1,498,000	1,078,648
	Bank of Guiyang Co. Ltd., Class A	65,936	51,285
	Bank of Hangzhou Co. Ltd., Class A	76,900	136,917
	Bank of Jiangsu Co. Ltd., Class A	132,480	147,687
	Bank of Nanjing Co. Ltd., Class A	74,622	95,983
	Bank of Ningbo Co. Ltd., Class A	52,758	166,579
	Bank of Shanghai Co. Ltd., Class A	70,000	70,522
	Bank of Suzhou Co. Ltd., Class A	33,130	34,494
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	4,770
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	9,243
	Baowu Magnesium Technology Co. Ltd., Class A	12,100	30,750
*	Baoye Group Co. Ltd., Class H	66,000	42,982
*	Baozun, Inc., Sponsored ADR	13,006	33,816
*	Baozun, Inc., Class A	14,300	12,221
	Befar Group Co. Ltd., Class A	28,200	15,580
	Beibuwan Port Co. Ltd., Class A	31,000	34,544
*	BeiGene Ltd., ADR	1,193	183,650
*	BeiGene Ltd.	19,400	230,134
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	9,832
	Beijing Capital Development Co. Ltd., Class A	56,800	21,609
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	59,350
	Beijing Career International Co. Ltd., Class A	3,100	8,854
	Beijing Certificate Authority Co. Ltd., Class A	3,150	9,010
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	19,287
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	20,112
	Beijing Easpring Material Technology Co. Ltd., Class A	7,321	44,580
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	8,400	25,353

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Energy International Holding Co. Ltd.	1,748,000	$31,945
	Beijing Enlight Media Co. Ltd., Class A	43,400	55,931
	Beijing Enterprises Holdings Ltd.	144,000	461,023
	Beijing Enterprises Water Group Ltd.	1,268,000	319,803
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	13,720
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,238	49,916
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	75,729
*	Beijing Jingyuntong Technology Co. Ltd., Class A	63,900	30,715
	Beijing Kingsoft Office Software, Inc., Class A	1,236	52,351
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	17,142
*	Beijing Leike Defense Technology Co. Ltd., Class A	49,500	29,996
*	Beijing North Star Co. Ltd., Class H	198,000	16,896
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	5,402
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	42,159
	Beijing Roborock Technology Co. Ltd., Class A	1,660	96,982
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	13,743
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	12,800	13,493
*	Beijing Shiji Information Technology Co. Ltd., Class A	43,670	43,118
*	Beijing Sinnet Technology Co. Ltd., Class A	18,100	23,276
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	22,755
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	22,411
	Beijing Strong Biotechnologies, Inc., Class A	12,600	32,227
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	13,784
	Beijing Tongrentang Co. Ltd., Class A	7,800	45,485
	Beijing Ultrapower Software Co. Ltd., Class A	36,401	48,342
	Beijing United Information Technology Co. Ltd., Class A	27,572	98,372
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	10,264
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,673	62,689
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	14,950
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	22,510
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	24,557
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	84,178
*	Beken Corp., Class A	3,600	10,505
	Bestore Co. Ltd., Class A	4,300	8,921
	Bethel Automotive Safety Systems Co. Ltd., Class A	7,400	58,616
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	24,733
	BGI Genomics Co. Ltd., Class A	5,400	30,619
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	63,233
#*	Bilibili, Inc., Class Z	38,380	487,356
	Binhai Investment Co. Ltd.	46,000	7,008
	Black Peony Group Co. Ltd., Class A	20,700	13,315
	Bloomage Biotechnology Corp. Ltd., Class A	3,409	28,865
Ω	Blue Moon Group Holdings Ltd.	103,500	29,034
	Blue Sail Medical Co. Ltd., Class A	24,900	19,465
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	79,596
	Bluestar Adisseo Co., Class A	9,500	13,073
Ω	BOC Aviation Ltd.	60,200	478,815
	BOC International China Co. Ltd., Class A	34,700	49,038
	BOE Varitronix Ltd.	97,000	66,905
*	Bohai Leasing Co. Ltd., Class A	149,500	51,348
	Bosideng International Holdings Ltd.	1,490,000	862,512
	Bright Dairy & Food Co. Ltd., Class A	29,900	37,208
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	28,943
††	Brilliance China Automotive Holdings Ltd.	716,000	594,556
	B-Soft Co. Ltd., Class A	32,770	19,273
*	BTG Hotels Group Co. Ltd., Class A	10,500	22,169
#*	Burning Rock Biotech Ltd., ADR	5,610	4,236

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	BYD Co. Ltd., Class H	64,000	$1,754,404
	BYD Electronic International Co. Ltd.	248,500	837,143
	By-health Co. Ltd., Class A	27,500	59,983
	C C Land Holdings Ltd.	321,000	48,653
	C&D International Investment Group Ltd.	286,584	567,699
#	C&D Property Management Group Co. Ltd.	163,000	68,723
	Cabbeen Fashion Ltd.	59,000	5,668
	Caitong Securities Co. Ltd., Class A	53,950	56,890
	Camel Group Co. Ltd., Class A	34,000	38,603
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	27,045
	Canmax Technologies Co. Ltd., Class A	20,670	60,119
	Canny Elevator Co. Ltd., Class A	12,500	12,010
	Castech, Inc., Class A	9,600	35,247
	CECEP Solar Energy Co. Ltd., Class A	89,900	63,940
	CECEP Wind-Power Corp., Class A	260,430	112,754
	Central China Securities Co. Ltd., Class H	402,000	56,785
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	10,291
	CETC Digital Technology Co. Ltd., Class A	5,330	14,713
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	24,988
#*	CGN Mining Co. Ltd.	340,000	87,641
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	19,895
Ω	CGN Power Co. Ltd., Class H	1,287,000	431,541
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	13,976
	Changchun High & New Technology Industry Group, Inc., Class A	6,200	96,387
	Changjiang Securities Co. Ltd., Class A	39,100	30,525
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	45,958
*	Chanjet Information Technology Co. Ltd., Class H	26,100	11,369
	Chaoju Eye Care Holdings Ltd.	16,500	8,069
	Chaowei Power Holdings Ltd.	107,000	19,110
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	54,512
*	Chen Lin Education Group Holdings Ltd.	66,000	12,681
	Cheng De Lolo Co. Ltd., Class A	40,100	50,875
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	8,916
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	18,025
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	18,174
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	15,128
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,600	22,720
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	10,372
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	7,859
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	35,559
	Chengdu Xingrong Environment Co. Ltd., Class A	54,100	53,298
*	Chengtun Mining Group Co. Ltd., Class A	66,800	45,035
	Chenguang Biotech Group Co. Ltd., Class A	10,000	13,009
	Chengxin Lithium Group Co. Ltd., Class A	17,800	43,988
	Chengzhi Co. Ltd., Class A	35,500	37,864
	Chervon Holdings Ltd.	13,500	32,786
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	48,000	117,761
	China Aircraft Leasing Group Holdings Ltd.	117,000	50,994
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	44,149
	China Baoan Group Co. Ltd., Class A	33,400	48,372
	China Bester Group Telecom Co. Ltd., Class A	4,900	21,954
	China BlueChemical Ltd., Class H	454,000	144,127
*Ω	China Bohai Bank Co. Ltd., Class H	225,500	29,609
	China CAMC Engineering Co. Ltd., Class A	19,900	21,028
	China CITIC Bank Corp. Ltd., Class H	1,486,000	869,359
	China Communications Services Corp. Ltd., Class H	760,000	363,315
*	China Conch Environment Protection Holdings Ltd.	330,500	31,379
	China Conch Venture Holdings Ltd.	448,000	326,778
	China Construction Bank Corp., Class H	8,901,000	5,758,864

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CSSC Holdings Ltd., Class A	25,400	$127,624
*	China CYTS Tours Holding Co. Ltd., Class A	14,200	21,244
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	146,852
	China Design Group Co. Ltd., Class A	16,900	22,825
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	219,391
	China Dongxiang Group Co. Ltd.	754,000	36,911
Ω	China East Education Holdings Ltd.	50,000	15,074
	China Electronics Huada Technology Co. Ltd.	214,000	35,570
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	30,196
	China Energy Engineering Corp. Ltd., Class H	416,000	41,691
#	China Everbright Bank Co. Ltd., Class H	693,000	209,948
	China Everbright Ltd.	458,000	244,214
Ω	China Feihe Ltd.	908,000	496,554
*	China Film Co. Ltd., Class A	28,300	46,368
	China Foods Ltd.	234,000	89,626
	China Galaxy Securities Co. Ltd., Class H	924,000	500,500
	China Gas Holdings Ltd.	900,800	843,447
*	China Gold International Resources Corp. Ltd.	58,900	341,160
*	China Grand Automotive Services Group Co. Ltd., Class A	50,600	10,437
	China Great Wall Securities Co. Ltd., Class A	30,800	32,471
	China Greatwall Technology Group Co. Ltd., Class A	21,800	29,233
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	45,382
	China Harmony Auto Holding Ltd.	245,500	15,891
	China Harzone Industry Corp. Ltd., Class A	24,300	23,904
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	13,833
Ω	China International Capital Corp. Ltd., Class H	283,600	341,978
	China International Marine Containers Group Co. Ltd., Class H	215,490	182,287
	China Jinmao Holdings Group Ltd.	1,797,470	152,313
	China Jushi Co. Ltd., Class A	106,871	175,659
	China Lesso Group Holdings Ltd.	209,000	87,610
	China Life Insurance Co. Ltd., Class H	414,000	545,206
	China Lilang Ltd.	145,000	88,615
*Ω	China Literature Ltd.	133,800	477,941
	China Medical System Holdings Ltd.	658,000	587,495
	China Meheco Co. Ltd., Class A	41,620	63,741
	China Meidong Auto Holdings Ltd.	90,000	29,048
	China Mengniu Dairy Co. Ltd.	550,000	1,139,312
	China Merchants Bank Co. Ltd., Class H	578,000	2,503,235
	China Merchants Land Ltd.	606,000	21,945
	China Merchants Port Holdings Co. Ltd.	350,846	463,332
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	37,632
Ω	China Merchants Securities Co. Ltd., Class H	66,540	55,306
	China Minsheng Banking Corp. Ltd., Class H	864,000	316,121
	China National Accord Medicines Corp. Ltd., Class A	16,590	80,341
	China National Chemical Engineering Co. Ltd., Class A	87,700	83,279
	China National Medicines Corp. Ltd., Class A	12,300	58,941
	China National Nuclear Power Co. Ltd., Class A	299,600	381,947
	China National Software & Service Co. Ltd., Class A	6,591	27,434
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	31,400	22,030
	China Nonferrous Mining Corp. Ltd.	497,000	449,263
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	43,712
*	China Nuclear Energy Technology Corp. Ltd.	326,000	13,079
	China Oilfield Services Ltd., Class H	580,000	620,197
	China Overseas Grand Oceans Group Ltd.	757,638	162,742
	China Overseas Land & Investment Ltd.	464,500	854,156
	China Pacific Insurance Group Co. Ltd., Class H	753,200	1,650,319
	China Publishing & Media Co. Ltd., Class A	22,400	22,598
	China Railway Group Ltd., Class H	707,000	348,875

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	$29,481
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	179,826
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	23,570
*	China Rare Earth Holdings Ltd.	436,000	19,657
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	23,945
	China Reinsurance Group Corp., Class H	1,038,000	73,895
#*††Ω	China Renaissance Holdings Ltd.	58,300	10,136
	China Resources Beer Holdings Co. Ltd.	168,000	765,754
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	18,202
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	51,355
	China Resources Gas Group Ltd.	456,200	1,433,824
	China Resources Land Ltd.	616,000	2,215,034
	China Resources Medical Holdings Co. Ltd.	96,000	50,571
Ω	China Resources Mixc Lifestyle Services Ltd.	172,800	608,215
Ω	China Resources Pharmaceutical Group Ltd.	543,500	351,461
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	6,500	53,786
#*	China Ruyi Holdings Ltd.	1,924,000	481,909
	China Science Publishing & Media Ltd., Class A	7,400	23,768
	China Shineway Pharmaceutical Group Ltd.	93,000	109,690
*	China Shuifa Singyes Energy Holdings Ltd.	20,000	787
*	China Silver Group Ltd.	618,000	23,163
	China South Publishing & Media Group Co. Ltd., Class A	33,100	55,211
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd.,
	Class A	40,400	27,375
	China State Construction Engineering Corp. Ltd., Class A	366,183	270,472
	China State Construction International Holdings Ltd.	544,000	573,976
	China Suntien Green Energy Corp. Ltd., Class H	630,000	258,225
	China Taiping Insurance Holdings Co. Ltd.	527,200	482,027
	China Testing & Certification International Group Co. Ltd., Class A	12,381	12,747
*	China Tianying, Inc., Class A	55,800	35,980
	China Tourism Group Duty Free Corp. Ltd., Class A	5,241	53,772
Ω	China Tower Corp. Ltd., Class H	10,216,000	1,195,878
*	China TransInfo Technology Co. Ltd., Class A	40,500	54,591
	China Travel International Investment Hong Kong Ltd.	264,000	42,329
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	34,877
	China Union Holdings Ltd., Class A	17,000	7,049
#	China Vanke Co. Ltd., Class H	512,804	300,752
*††	China Vered Financial Holding Corp. Ltd.	1,440,000	14,184
	China Water Affairs Group Ltd.	166,000	103,096
	China West Construction Group Co. Ltd., Class A	25,800	21,066
	China World Trade Center Co. Ltd., Class A	4,000	12,838
	China Yangtze Power Co. Ltd., Class A	207,597	738,586
	China Yongda Automobiles Services Holdings Ltd.	372,000	100,804
*	China ZhengTong Auto Services Holdings Ltd.	737,000	23,624
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	32,140
	China Zheshang Bank Co. Ltd., Class H	568,800	164,020
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	6,687
#††	China Zhongwang Holdings Ltd.	437,200	17,605
	Chinasoft International Ltd.	762,000	458,210
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	69,957
	Chongqing Brewery Co. Ltd., Class A	6,466	62,660
	Chongqing Changan Automobile Co. Ltd., Class A	51,700	104,559
	Chongqing Department Store Co. Ltd., Class A	5,700	20,447
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	45,475	85,616
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	36,912
	Chongqing Gas Group Corp. Ltd., Class A	21,600	17,835
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	28,340
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	308,184
	Chongqing Zhifei Biological Products Co. Ltd., Class A	22,650	109,393

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	$27,398
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,000	24,643
	Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	64,190
	CIMC Enric Holdings Ltd.	192,000	189,959
Ω	CIMC Vehicles Group Co. Ltd., Class H	24,500	23,092
	Cinda Real Estate Co. Ltd., Class A	34,100	16,910
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	24,031
	CITIC Securities Co. Ltd., Class H	339,350	540,284
*	Citychamp Watch & Jewellery Group Ltd.	440,000	58,383
*Ω	Cloud Music, Inc.	5,200	64,325
*	CMGE Technology Group Ltd.	562,000	95,454
	CMOC Group Ltd., Class H	819,000	768,393
	CMST Development Co. Ltd., Class A	59,100	42,193
	CNGR Advanced Material Co. Ltd., Class A	7,500	54,115
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	44,401
	CNOOC Energy Technology & Services Ltd., Class A	70,800	39,714
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	37,362
	COFCO Biotechnology Co. Ltd., Class A	64,200	55,750
	COFCO Sugar Holding Co. Ltd., Class A	17,500	24,187
	Comba Telecom Systems Holdings Ltd.	530,000	40,283
	Concord New Energy Group Ltd.	2,630,000	204,166
	Consun Pharmaceutical Group Ltd.	52,000	38,776
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	983,377
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	58,387
	COSCO SHIPPING Holdings Co. Ltd., Class H	557,050	720,730
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	101,032
	COSCO SHIPPING Ports Ltd.	263,585	161,751
	CPMC Holdings Ltd.	269,000	229,471
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	44,944
*	Crazy Sports Group Ltd.	1,092,000	12,010
	CRRC Corp. Ltd., Class H	583,000	321,812
Ω	CSC Financial Co. Ltd., Class H	174,000	132,785
	CSG Holding Co. Ltd., Class A	66,910	51,743
	CSSC Hong Kong Shipping Co. Ltd.	420,000	74,363
	CTS International Logistics Corp. Ltd., Class A	33,000	30,242
	Daan Gene Co. Ltd., Class A	29,780	28,659
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	18,885
	Dalipal Holdings Ltd.	30,000	19,147
	Daqin Railway Co. Ltd., Class A	60,100	57,407
	Dashang Co. Ltd., Class A	7,400	20,864
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	44,216	132,629
	DBG Technology Co. Ltd., Class A	7,300	22,588
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	41,277
*	Deppon Logistics Co. Ltd., Class A	7,400	16,940
	DHC Software Co. Ltd., Class A	56,800	42,756
	Dian Diagnostics Group Co. Ltd., Class A	26,300	51,068
	Digital China Group Co. Ltd., Class A	11,648	49,163
	Digital China Holdings Ltd.	301,000	109,875
	Digital China Information Service Group Co. Ltd., Class A	17,500	32,578
	Do-Fluoride New Materials Co. Ltd., Class A	32,200	61,260
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	71,007
	Dongfang Electric Corp. Ltd., Class H	102,000	138,367
	Dongfang Electronics Co. Ltd., Class A	28,400	41,198
	Dongfeng Motor Group Co. Ltd., Class H	430,000	155,936
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	13,387
	Dongguan Development Holdings Co. Ltd., Class A	19,700	27,428
*	Dongjiang Environmental Co. Ltd., Class H	26,000	5,812
	Dongxing Securities Co. Ltd., Class A	50,235	60,943
	Dongyue Group Ltd.	203,000	178,997

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	DouYu International Holdings Ltd.	4,502	$38,626
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	53,633
#*Ω	East Buy Holding Ltd.	60,500	127,909
	East Group Co. Ltd., Class A	33,500	25,667
	East Money Information Co. Ltd., Class A	63,255	113,462
	Ecovacs Robotics Co. Ltd., Class A	11,300	77,035
	Edan Instruments, Inc., Class A	12,500	17,226
	Edifier Technology Co. Ltd., Class A	15,400	27,087
	EEKA Fashion Holdings Ltd.	64,000	106,266
	Electric Connector Technology Co. Ltd., Class A	6,000	35,207
	Elion Energy Co. Ltd., Class A	87,620	24,804
	ENN Energy Holdings Ltd.	285,200	2,430,014
	Eoptolink Technology, Inc. Ltd., Class A	6,671	78,246
	Era Co. Ltd., Class A	28,400	18,049
	Essex Bio-technology Ltd.	88,000	25,777
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	48,254
	EVA Precision Industrial Holdings Ltd.	320,000	32,129
	Eve Energy Co. Ltd., Class A	7,300	37,229
	Ever Sunshine Services Group Ltd.	406,000	85,279
Ω	Everbright Securities Co. Ltd., Class H	64,400	45,159
*	Fangda Carbon New Material Co. Ltd., Class A	44,220	30,892
*	Fangda Special Steel Technology Co. Ltd., Class A	79,310	45,484
*	Fanhua, Inc., Sponsored ADR	11,175	35,760
*	FAW Jiefang Group Co. Ltd., Class A	30,600	37,884
	FAWER Automotive Parts Co. Ltd., Class A	49,400	38,995
	Fibocom Wireless, Inc., Class A	14,940	35,535
*	FIH Mobile Ltd.	782,000	87,057
	Financial Street Holdings Co. Ltd., Class A	51,600	21,947
	Financial Street Property Co. Ltd., Class H	13,000	3,684
	FinVolution Group, ADR	34,559	164,846
	First Capital Securities Co. Ltd., Class A	38,800	30,651
	First Tractor Co. Ltd., Class H	64,000	66,277
	Focus Media Information Technology Co. Ltd., Class A	195,000	174,541
	Foryou Corp., Class A	4,300	18,448
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	36,277	195,920
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	10,467
*	Founder Holdings Ltd.	332,000	25,365
	Founder Securities Co. Ltd., Class A	49,800	61,530
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	360,471
	FriendTimes, Inc.	212,000	22,514
	Fu Shou Yuan International Group Ltd.	359,000	243,037
	Fujian Boss Software Development Co. Ltd., Class A	14,940	26,658
	Fujian Longking Co. Ltd., Class A	16,500	31,293
	Fujian Star-net Communication Co. Ltd., Class A	7,000	14,719
*	Fullshare Holdings Ltd.	95,550	5,399
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	42,739
Ω	Ganfeng Lithium Group Co. Ltd., Class H	122,160	358,232
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	28,996
	Gaona Aero Material Co. Ltd., Class A	6,240	15,279
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,900	77,984
	GCL Energy Technology Co. Ltd., Class A	44,100	57,497
	Geely Automobile Holdings Ltd.	1,462,000	1,759,603
	GEM Co. Ltd., Class A	42,600	40,834
	Gemdale Corp., Class A	68,000	37,210
#	Gemdale Properties & Investment Corp. Ltd.	1,966,000	69,949
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	147,097
*	Genimous Technology Co. Ltd., Class A	36,800	33,685
	Geovis Technology Co. Ltd., Class A	2,925	21,726
	Getein Biotech, Inc., Class A	9,212	11,935

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	GF Securities Co. Ltd., Class H	260,600	$259,620
*Ω	Giant Biogene Holding Co. Ltd.	20,200	123,073
	Giant Network Group Co. Ltd., Class A	48,600	78,561
	GigaDevice Semiconductor, Inc., Class A	3,560	38,400
	Ginlong Technologies Co. Ltd., Class A	8,250	60,744
	Glarun Technology Co. Ltd., Class A	17,900	35,260
*	Glorious Property Holdings Ltd.	323,000	412
	GoerTek, Inc., Class A	20,300	44,078
	Goldcard Smart Group Co. Ltd., Class A	5,100	10,117
	GoldenHome Living Co. Ltd., Class A	3,640	10,958
	Goldenmax International Group Ltd., Class A	29,400	27,922
	Goldlion Holdings Ltd.	56,000	7,269
	Goldpac Group Ltd.	147,000	27,053
	Goldwind Science & Technology Co. Ltd., Class H	225,556	90,189
#*	GOME Retail Holdings Ltd.	804,000	3,380
	Goneo Group Co. Ltd., Class A	1,600	26,351
*	Goodbaby International Holdings Ltd.	121,000	10,617
	GoodWe Technologies Co. Ltd., Class A	2,807	35,895
*	Gotion High-tech Co. Ltd., Class A	10,400	26,843
*	Grand Baoxin Auto Group Ltd.	10,500	224
	Grandblue Environment Co. Ltd., Class A	10,000	25,404
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	25,730
	Great Wall Motor Co. Ltd., Class H	196,000	296,184
*	Greatview Aseptic Packaging Co. Ltd.	325,000	87,770
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	156,733
*	Gree Real Estate Co. Ltd., Class A	23,500	18,887
	Greentown China Holdings Ltd.	476,000	417,365
Ω	Greentown Management Holdings Co. Ltd.	283,000	241,905
	Greentown Service Group Co. Ltd.	514,000	233,522
	GRG Banking Equipment Co. Ltd., Class A	51,100	83,738
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	7,858
	Guangdong Advertising Group Co. Ltd., Class A	52,400	38,190
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	26,324
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	26,779
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	13,826
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	25,246
	Guangdong Haid Group Co. Ltd., Class A	12,200	83,943
	Guangdong Hongda Holdings Group Co. Ltd., Class A	15,000	44,008
	Guangdong Investment Ltd.	384,000	200,588
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	27,828
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	68,785
	Guangdong South New Media Co. Ltd., Class A	6,900	35,854
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	42,754
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	30,679
*	Guangshen Railway Co. Ltd., Class H	236,000	64,067
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	85,255
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	29,836
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	15,556
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	124,268
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	44,917
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	180,886
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	10,300	33,946
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	58,375
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	22,900	22,672
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	25,104
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	50,190
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	30,593
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,100	55,712
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,580	68,113

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	$42,372
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	36,353
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	12,678
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	17,541
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	16,682
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	34,120
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	7,729
	Guomai Technologies, Inc., Class A	11,900	11,421
	Guosen Securities Co. Ltd., Class A	27,640	34,174
Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	46,774
	Guoyuan Securities Co. Ltd., Class A	20,000	18,766
	H World Group Ltd.	181,500	675,302
	Haier Smart Home Co. Ltd., Class A	36,800	153,091
	Haier Smart Home Co. Ltd., Class H	436,399	1,616,432
	Hainan Haide Capital Management Co. Ltd., Class A	28,615	38,869
*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	42,850
	Hainan Poly Pharm Co. Ltd., Class A	3,200	5,466
	Haitian International Holdings Ltd.	161,000	524,352
	Haitong Securities Co. Ltd., Class H	438,000	209,198
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	44,849
	Hand Enterprise Solutions Co. Ltd., Class A	25,700	23,424
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,400	60,635
	Hangcha Group Co. Ltd., Class A	29,748	122,828
	Hangjin Technology Co. Ltd., Class A	20,400	78,284
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	12,023
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	63,300	58,562
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	25,226
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	20,328
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	26,011
	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	16,681
	Hangzhou Onechance Tech Corp., Class A	4,960	12,208
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	59,811
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	58,634
	Hangzhou Silan Microelectronics Co. Ltd., Class A	11,500	30,298
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	8,934
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	23,900	105,540
	Han’s Laser Technology Industry Group Co. Ltd., Class A	22,400	65,067
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	397,745
	Haohua Chemical Science & Technology Co. Ltd., Class A	13,050	55,867
*Ω	Harbin Bank Co. Ltd., Class H	201,000	7,807
	Harbin Boshi Automation Co. Ltd., Class A	11,300	23,884
	Harbin Electric Co. Ltd., Class H	160,000	51,679
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	26,427
	HBIS Resources Co. Ltd., Class A	30,300	75,601
	Health & Happiness H&H International Holdings Ltd.	100,500	130,656
*	Healthcare Co. Ltd., Class A	5,800	6,703
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	35,193
*	Hebei Construction Group Corp. Ltd., Class H	143,000	9,485
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	56,576
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	48,375
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	21,934
	Helens International Holdings Co. Ltd.	10,000	4,197
	Hello Group, Inc., Sponsored ADR	44,755	260,922
	Henan Lingrui Pharmaceutical Co., Class A	21,600	75,806
	Henan Pinggao Electric Co. Ltd., Class A	29,800	60,984
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	28,663
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	25,716
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	24,536
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	21,174

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Hengdeli Holdings Ltd.	372,000	$7,232
*	Hengli Petrochemical Co. Ltd., Class A	59,100	126,176
	Hengtong Optic-electric Co. Ltd., Class A	27,000	52,561
*	Hengyi Petrochemical Co. Ltd., Class A	56,134	57,972
	Hesteel Co. Ltd., Class A	100,275	30,254
	Hexing Electrical Co. Ltd., Class A	10,500	66,129
*	Hezong Sience&Technology Co. Ltd., Class A	28,200	11,295
*	Hi Sun Technology China Ltd.	693,000	45,974
	Hisense Home Appliances Group Co. Ltd., Class H	109,000	455,920
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	74,630
	HLA Group Corp. Ltd., Class A	30,700	38,552
	Homeland Interactive Technology Ltd.	104,000	27,717
	Hongfa Technology Co. Ltd., Class A	14,980	58,909
*	Honghua Group Ltd.	1,048,000	11,627
	Hongta Securities Co. Ltd., Class A	18,800	18,691
*	Hopson Development Holdings Ltd.	342,846	162,922
	Hoyuan Green Energy Co. Ltd., Class A	12,378	37,497
	Huaan Securities Co. Ltd., Class A	48,480	32,275
	Huadong Medicine Co. Ltd., Class A	19,000	86,305
*	Huafa Property Services Group Co. Ltd.	380,000	8,939
	Huafon Chemical Co. Ltd., Class A	111,602	125,138
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	24,440
*	Huafu Fashion Co. Ltd., Class A	29,500	19,374
	Huagong Tech Co. Ltd., Class A	13,600	62,227
	Hualan Biological Engineering, Inc., Class A	18,900	50,736
	Huapont Life Sciences Co. Ltd., Class A	52,633	33,693
Ω	Huatai Securities Co. Ltd., Class H	168,800	199,626
	Huaxi Securities Co. Ltd., Class A	35,340	35,994
	Huaxia Bank Co. Ltd., Class A	61,108	56,554
	Huayu Automotive Systems Co. Ltd., Class A	46,300	105,121
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	168,300	55,106
	Hubei Dinglong Co. Ltd., Class A	11,600	37,829
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	9,050	33,541
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	88,471
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	90,312
	Huishang Bank Corp. Ltd., Class H	60,000	18,257
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	56,993
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	75,841
	Hunan Aihua Group Co. Ltd., Class A	8,100	16,520
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	14,602
	Hunan Gold Corp. Ltd., Class A	17,500	37,405
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	32,805
	Hunan Valin Steel Co. Ltd., Class A	78,100	56,193
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	8,895
	Hundsun Technologies, Inc., Class A	14,957	42,254
*	HUYA, Inc., ADR	32,142	144,318
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	74,800	308,732
*	Hytera Communications Corp. Ltd., Class A	32,700	19,136
*	HyUnion Holding Co. Ltd., Class A	18,400	14,412
*	Hywin Holdings Ltd., ADR	1,694	1,368
*	IAT Automobile Technology Co. Ltd., Class A	12,200	20,390
#*Ω	iDreamSky Technology Holdings Ltd.	154,000	56,977
	IEIT Systems Co. Ltd., Class A	15,900	88,665
	Iflytek Co. Ltd., Class A	11,350	70,163
*	I-Mab, Sponsored ADR	9,306	16,472
Ω	IMAX China Holding, Inc.	28,200	25,362
	Imeik Technology Development Co. Ltd., Class A	2,660	78,681
	Industrial & Commercial Bank of China Ltd., Class H	3,816,000	2,046,246
	Industrial Bank Co. Ltd., Class A	191,400	444,556

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Industrial Securities Co. Ltd., Class A	78,757	$60,506
	Infore Environment Technology Group Co. Ltd., Class A	78,200	55,260
Ω	Ingdan, Inc.	144,000	19,509
	Ingenic Semiconductor Co. Ltd., Class A	1,600	13,936
*	Inkeverse Group Ltd.	149,000	15,674
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	27,126
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	31,517
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	190,638
#*Ω	InnoCare Pharma Ltd.	102,000	59,970
*Ω	Innovent Biologics, Inc.	105,500	510,722
	Inspur Digital Enterprise Technology Ltd.	162,000	80,003
	Inspur Software Co. Ltd., Class A	8,100	13,046
	Intron Technology Holdings Ltd.	155,000	37,333
*	iQIYI, Inc., ADR	135,251	655,967
	IReader Technology Co. Ltd., Class A	11,800	37,850
	IVD Medical Holding Ltd.	192,000	49,333
	JA Solar Technology Co. Ltd., Class A	21,920	42,986
	Jade Bird Fire Co. Ltd., Class A	7,280	14,585
	Jafron Biomedical Co. Ltd., Class A	19,700	74,804
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	44,052
	JCET Group Co. Ltd., Class A	38,800	136,785
*Ω	JD Health International, Inc.	266,600	909,326
*Ω	JD Logistics, Inc.	281,400	304,566
#	JD.com, Inc., ADR	7,708	222,684
	JD.com, Inc., Class A	175,728	2,531,954
	Jiajiayue Group Co. Ltd., Class A	9,900	14,499
	Jiangling Motors Corp. Ltd., Class A	11,000	39,528
	Jiangsu Azure Corp., Class A	25,600	29,634
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	23,266
	Jiangsu Cnano Technology Co. Ltd., Class A	12,180	49,226
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	16,345
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	46,599
	Jiangsu Expressway Co. Ltd., Class H	336,000	329,521
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	10,496
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	55,306
	Jiangsu Guoxin Corp. Ltd., Class A	21,400	24,339
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	8,046
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	42,061
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	17,568	111,556
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	20,369
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,600	19,853
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	33,956
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	23,264
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,600	107,546
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	21,411
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	31,938
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	25,900	89,277
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	33,945
	Jiangsu Shagang Co. Ltd., Class A	11,400	6,299
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	30,383
	Jiangsu Sopo Chemical Co., Class A	20,200	18,972
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,600	73,303
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	72,692
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	25,510
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,392	103,406
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	17,176
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	96,832
	Jiangxi Bank Co. Ltd., Class H	202,000	19,571
	Jiangxi Copper Co. Ltd., Class H	332,000	676,161

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	$48,183
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	43,693
	Jiayou International Logistics Co. Ltd., Class A	13,504	47,425
*	Jilin Chemical Fibre, Class A	21,700	10,907
#	Jinchuan Group International Resources Co. Ltd.	856,000	83,610
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	48,652
	Jingjin Equipment, Inc., Class A	8,200	26,233
*	Jinke Smart Services Group Co. Ltd., Class H	22,700	26,278
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	12,304
*Ω	Jinxin Fertility Group Ltd.	502,500	169,466
	Jinyu Bio-Technology Co. Ltd., Class A	7,400	9,315
	JiuGui Liquor Co. Ltd., Class A	3,900	27,414
	Jiuzhitang Co. Ltd., Class A	17,600	19,037
	JL Mag Rare-Earth Co. Ltd., Class A	8,704	17,841
	JL Mag Rare-Earth Co. Ltd., Class H	23,000	19,972
	JNBY Design Ltd.	95,000	172,973
	Joinn Laboratories China Co. Ltd., Class A	15,064	33,946
	Jointown Pharmaceutical Group Co. Ltd., Class A	103,979	117,646
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,700	59,774
	Joy City Property Ltd.	552,000	15,634
	Joyoung Co. Ltd., Class A	9,850	15,720
Ω	JS Global Lifestyle Co. Ltd.	538,500	103,841
	JSTI Group, Class A	47,100	54,966
*	Jutal Offshore Oil Services Ltd.	236,000	21,147
*	JY Grandmark Holdings Ltd.	59,000	6,049
	Kaishan Group Co. Ltd., Class A	12,100	21,605
*Ω	Kangda International Environmental Co. Ltd.	68,000	2,013
	Kangji Medical Holdings Ltd.	77,000	70,850
	Kanzhun Ltd., ADR	6,300	124,677
	KBC Corp. Ltd., Class A	2,648	13,657
	Kehua Data Co. Ltd., Class A	7,300	26,605
*	Kidswant Children Products Co. Ltd., Class A	10,000	8,892
	KingClean Electric Co. Ltd., Class A	7,480	27,162
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	21,476
#*	Kingsoft Cloud Holdings Ltd.	138,000	28,805
	Kingsoft Corp. Ltd.	258,400	839,537
*	Ko Yo Chemical Group Ltd.	972,000	9,033
	Konfoong Materials International Co. Ltd., Class A	2,900	19,131
*	Konka Group Co. Ltd., Class A	20,600	8,700
	KPC Pharmaceuticals, Inc., Class A	15,500	48,567
*Ω	Kuaishou Technology	52,300	366,660
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	21,823
*	Kunlun Tech Co. Ltd., Class A	25,675	140,139
*	Kunming Yunnei Power Co. Ltd., Class A	44,500	13,374
	Kunshan Dongwei Technology Co. Ltd., Class A	2,271	10,483
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	13,375
	Kweichow Moutai Co. Ltd., Class A	10,400	2,438,313
*	KWG Group Holdings Ltd.	513,000	22,986
*	Lakala Payment Co. Ltd., Class A	24,200	48,100
	Lao Feng Xiang Co. Ltd., Class A	11,000	117,039
	Laobaixing Pharmacy Chain JSC, Class A	20,390	94,065
	Launch Tech Co. Ltd., Class H	20,500	7,211
	LB Group Co. Ltd., Class A	39,600	114,482
	Lee & Man Paper Manufacturing Ltd.	168,000	50,567
	Lee’s Pharmaceutical Holdings Ltd.	56,000	7,913
Ω	Legend Holdings Corp., Class H	209,500	147,969
	Lenovo Group Ltd.	2,936,000	3,302,294
	Lens Technology Co. Ltd., Class A	54,000	106,144
*	Leo Group Co. Ltd., Class A	195,937	53,850

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	$65,936
	LexinFintech Holdings Ltd., ADR	26,615	44,713
	Leyard Optoelectronic Co. Ltd., Class A	55,500	38,205
*	Li Auto, Inc., ADR	29,401	772,658
	Li Ning Co. Ltd.	1,090,500	2,854,784
	LianChuang Electronic Technology Co. Ltd., Class A	16,100	16,568
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	17,847
*	Liao Ning Oxiranchem, Inc., Class A	11,800	8,559
	Liaoning Cheng Da Co. Ltd., Class A	19,200	27,402
	Liaoning Port Co. Ltd., Class H	236,000	18,608
*	Lier Chemical Co. Ltd., Class A	23,400	30,829
*	Lifetech Scientific Corp.	806,000	176,760
*	Lingbao Gold Group Co. Ltd., Class H	88,000	32,957
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	8,121
	Lingyi iTech Guangdong Co., Class A	85,000	60,783
#Ω	Linklogis, Inc., Class B	137,000	29,876
	LK Technology Holdings Ltd.	105,999	42,943
	Loncin Motor Co. Ltd., Class A	35,900	32,083
*	Long Yuan Construction Group Co. Ltd., Class A	42,900	15,694
Ω	Longfor Group Holdings Ltd.	613,000	907,942
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	17,936
	LONGi Green Energy Technology Co. Ltd., Class A	55,000	137,717
	Longshine Technology Group Co. Ltd., Class A	20,000	27,444
	Lonking Holdings Ltd.	341,000	62,661
	Luenmei Quantum Co. Ltd., Class A	46,100	37,450
	Luolai Lifestyle Technology Co. Ltd., Class A	22,700	28,177
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	11,284
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	11,689
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	16,519
	Luxi Chemical Group Co. Ltd., Class A	60,500	96,559
	Luxshare Precision Industry Co. Ltd., Class A	52,754	211,453
#*Ω	Luye Pharma Group Ltd.	353,500	124,558
	Luzhou Laojiao Co. Ltd., Class A	11,809	302,258
*	Maanshan Iron & Steel Co. Ltd., Class H	164,000	23,988
	Maccura Biotechnology Co. Ltd., Class A	19,300	34,908
	Mango Excellent Media Co. Ltd., Class A	35,705	114,954
*Ω	Maoyan Entertainment	119,200	147,375
	Maxscend Microelectronics Co. Ltd., Class A	4,900	61,050
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	27,187
#Ω	Medlive Technology Co. Ltd.	10,500	11,031
	Meilleure Health International Industry Group Ltd.	594,000	10,413
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	56,477
#Ω	Meitu, Inc.	772,500	316,974
*Ω	Meituan, Class B	269,210	3,675,936
	Metallurgical Corp. of China Ltd., Class H	768,000	149,501
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	18,951
#*	Microport Scientific Corp.	30,200	24,018
	Midea Group Co. Ltd., Class A	27,700	266,397
Ω	Midea Real Estate Holding Ltd.	124,600	69,540
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	15,839
	Ming Yang Smart Energy Group Ltd., Class A	32,200	43,366
#*	Ming Yuan Cloud Group Holdings Ltd.	190,000	59,184
	MINISO Group Holding Ltd.	142,000	801,029
*	Minmetals Land Ltd.	296,000	13,246
	Minth Group Ltd.	52,000	88,639
	MLS Co. Ltd., Class A	25,996	30,016
#*	MMG Ltd.	1,172,000	531,413
*Ω	Mobvista, Inc.	191,000	65,539
	Monalisa Group Co. Ltd., Class A	8,100	11,577

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Montage Technology Co. Ltd., Class A	4,975	$34,551
*	Morimatsu International Holdings Co. Ltd.	72,000	45,564
*Ω	Mulsanne Group Holding Ltd.	50,000	7,229
*	NanJi E-Commerce Co. Ltd., Class A	47,354	20,017
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	40,090
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	37,877	71,477
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	6,412
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	10,578
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	23,950
	NARI Technology Co. Ltd., Class A	77,524	250,728
	NAURA Technology Group Co. Ltd., Class A	2,000	87,575
*	NavInfo Co. Ltd., Class A	36,500	37,429
	NetDragon Websoft Holdings Ltd.	110,000	154,086
	NetEase, Inc., ADR	25,226	2,357,874
	NetEase, Inc.	170,600	3,197,833
	New China Life Insurance Co. Ltd., Class H	352,000	675,051
	New Hope Dairy Co. Ltd., Class A	11,300	15,529
*	Newborn Town, Inc.	158,000	68,218
	Newland Digital Technology Co. Ltd., Class A	26,800	62,625
	Nexteer Automotive Group Ltd.	159,000	83,810
	Ninestar Corp., Class A	9,600	33,398
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	32,466
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	15,487
	Ningbo Joyson Electronic Corp., Class A	23,700	57,280
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,400	69,301
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,745	32,541
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	26,300	122,181
	Ningbo Shanshan Co. Ltd., Class A	11,900	19,400
	Ningbo Tuopu Group Co. Ltd., Class A	5,500	47,325
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	16,281
	Ningbo Yunsheng Co. Ltd., Class A	10,200	8,450
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	28,430
#*	NIO, Inc., ADR	34,452	162,613
*	NIO, Inc., Class A	104,860	495,414
#*	Niu Technologies, Sponsored ADR	8,367	18,993
	Noah Holdings Ltd., Sponsored ADR	4,995	62,787
Ω	Nongfu Spring Co. Ltd., Class H	33,600	197,397
	Norinco International Cooperation Ltd., Class A	24,310	40,468
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	31,359
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	35,758
	Northeast Securities Co. Ltd., Class A	48,600	46,075
	Northking Information Technology Co. Ltd., Class A	8,540	20,114
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	10,061
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	10,000	7,748
*	Offcn Education Technology Co. Ltd., Class A	51,900	18,947
	Offshore Oil Engineering Co. Ltd., Class A	113,459	99,424
	Onewo, Inc., Class H	28,100	74,034
	Oppein Home Group, Inc., Class A	6,300	54,096
	Opple Lighting Co. Ltd., Class A	18,600	46,569
	ORG Technology Co. Ltd., Class A	78,900	50,795
*	Orient Group, Inc., Class A	53,900	11,001
	Orient Overseas International Ltd.	25,000	364,626
Ω	Orient Securities Co. Ltd., Class H	150,400	62,258
*	Oriental Energy Co. Ltd., Class A	55,000	69,390
	Oriental Pearl Group Co. Ltd., Class A	41,900	39,821
	Ovctek China, Inc., Class A	13,360	34,627
	Pacific Online Ltd.	58,000	3,117
*	Pacific Securities Co. Ltd., Class A	89,700	43,247
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	41,658

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	$29,338
	PAX Global Technology Ltd.	218,000	182,396
*	PCI Technology Group Co. Ltd., Class A	51,800	32,103
*	PDD Holdings, Inc., ADR	66,425	8,315,081
*Ω	Peijia Medical Ltd.	44,000	20,586
*	Peking University Resources Holdings Co. Ltd.	946,000	10,068
	People.cn Co. Ltd., Class A	20,700	70,539
	People’s Insurance Co. Group of China Ltd. , Class H	1,248,000	409,625
	Perfect World Co. Ltd., Class A	27,900	38,412
Ω	Pharmaron Beijing Co. Ltd., Class H	49,050	60,126
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,257,409
	Ping An Bank Co. Ltd., Class A	139,500	207,333
*Ω	Ping An Healthcare & Technology Co. Ltd.	200,300	283,193
	Ping An Insurance Group Co. of China Ltd., Class H	1,067,500	4,837,995
	PNC Process Systems Co. Ltd., Class A	4,900	16,764
*	Polaris Bay Group Co. Ltd., Class A	18,600	19,124
	Poly Developments & Holdings Group Co. Ltd., Class A	91,700	112,508
	Poly Property Group Co. Ltd.	876,362	159,927
	Poly Property Services Co. Ltd., Class H	17,200	69,876
Ω	Pop Mart International Group Ltd.	141,400	605,111
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,017,000	526,961
	Pou Sheng International Holdings Ltd.	548,000	46,072
	Power Construction Corp. of China Ltd., Class A	79,899	55,904
	PW Medtech Group Ltd.	171,000	20,209
	Pylon Technologies Co. Ltd., Class A	2,459	26,860
#*	Q Technology Group Co. Ltd.	127,000	52,273
	Qianhe Condiment & Food Co. Ltd., Class A	13,104	27,912
	Qifu Technology, Inc., ADR	40,247	736,118
#*Ω	Qingdao Ainnovation Technology Group Co. Ltd., Class H	12,400	7,677
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	36,576
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	17,281
	Qingdao Gon Technology Co. Ltd., Class A	8,200	26,045
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	9,725
	Qingdao Hanhe Cable Co. Ltd., Class A	108,000	55,701
*	Qingdao Rural Commercial Bank Corp., Class A	91,100	35,655
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	19,738
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	34,665
*	Qinghai Salt Lake Industry Co. Ltd., Class A	40,600	92,743
	Quectel Wireless Solutions Co. Ltd., Class A	6,379	35,312
#*	Radiance Holdings Group Co. Ltd.	166,000	45,037
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	9,176
	Raisecom Technology Co. Ltd., Class A	8,200	7,871
	Raytron Technology Co. Ltd., Class A	3,725	16,957
*	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	9,343
#*††Ω	Redco Properties Group Ltd.	274,000	8,757
	Renhe Pharmacy Co. Ltd., Class A	50,100	45,075
*	Renrui Human Resources Technology Holdings Ltd.	38,600	17,823
	Richinfo Technology Co. Ltd., Class A	12,500	33,645
	Risen Energy Co. Ltd., Class A	17,800	31,795
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	34,311
	Riyue Heavy Industry Co. Ltd., Class A	12,800	21,641
*	Road King Infrastructure Ltd.	52,000	7,898
	Rockchip Electronics Co. Ltd., Class A	2,100	16,609
	Rongsheng Petrochemical Co. Ltd., Class A	14,800	22,858
*	Roshow Technology Co. Ltd., Class A	26,494	21,331
	Runjian Co. Ltd., Class A	4,700	22,735
	SAIC Motor Corp. Ltd., Class A	46,200	94,596
	Sanan Optoelectronics Co. Ltd., Class A	14,800	25,502
*	Sangfor Technologies, Inc., Class A	1,600	12,053

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sanquan Food Co. Ltd., Class A	18,800	$32,507
	Sansure Biotech, Inc., Class A	5,033	14,188
#	Sany Heavy Equipment International Holdings Co. Ltd.	399,000	280,370
	Sany Heavy Industry Co. Ltd., Class A	42,650	95,833
*	Satellite Chemical Co. Ltd., Class A	61,703	163,876
	SDIC Capital Co. Ltd., Class A	21,700	19,120
	Sealand Securities Co. Ltd., Class A	99,400	45,986
*	Seazen Group Ltd.	768,285	132,565
*	Seazen Holdings Co. Ltd., Class A	34,226	46,362
*	Seres Group Co. Ltd., Class A	2,800	34,898
	SF Holding Co. Ltd., Class A	38,524	192,155
	SG Micro Corp., Class A	5,460	57,664
*	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	12,242
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	22,547
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	28,488
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	53,391
*	Shandong Denghai Seeds Co. Ltd., Class A	10,100	13,563
	Shandong Dongyue Silicone Material Co. Ltd., Class A	7,100	7,703
Ω	Shandong Gold Mining Co. Ltd., Class H	192,500	415,955
	Shandong Head Group Co. Ltd., Class A	11,200	22,597
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	93,825
	Shandong Hi-speed Co. Ltd., Class A	45,600	55,029
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	19,379
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,570	113,160
*	Shandong Humon Smelting Co. Ltd., Class A	18,500	30,892
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	12,963
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	45,117
	Shandong Publishing & Media Co. Ltd., Class A	26,800	37,747
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	52,598
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	6,800	54,313
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	602,000	408,245
	Shanghai Aiko Solar Energy Co. Ltd., Class A	27,400	45,161
	Shanghai AJ Group Co. Ltd., Class A	29,600	18,362
	Shanghai AtHub Co. Ltd., Class A	7,560	19,551
	Shanghai Bailian Group Co. Ltd., Class A	31,200	38,093
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	16,704	46,896
	Shanghai Baolong Automotive Corp., Class A	3,300	18,582
	Shanghai Baosight Software Co. Ltd., Class A	16,245	91,772
	Shanghai Belling Co. Ltd., Class A	9,900	17,158
	Shanghai Construction Group Co. Ltd., Class A	141,200	46,667
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	11,587
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	78,493
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	84,000	115,988
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	54,000	14,823
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	17,745
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	10,584	29,893
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	45,208
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	32,710
*Ω	Shanghai Henlius Biotech, Inc., Class H	6,300	13,057
	Shanghai Industrial Urban Development Group Ltd.	504,600	31,360
	Shanghai INT Medical Instruments Co. Ltd.	6,400	22,865
*	Shanghai International Airport Co. Ltd., Class A	4,600	23,860
	Shanghai Jahwa United Co. Ltd., Class A	9,800	28,236
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,600	22,275
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	39,090
*	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	11,669
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	11,915
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	31,802
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	24,506

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai M&G Stationery, Inc., Class A	14,300	$69,656
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	37,799
	Shanghai Medicilon, Inc., Class A	2,965	14,388
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	788	20,231
	Shanghai Moons’ Electric Co. Ltd., Class A	4,100	31,606
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	260,800	370,613
	Shanghai Pret Composites Co. Ltd., Class A	17,300	24,625
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	19,016
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	269,785
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	34,076	86,673
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	71,302
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,000	24,941
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	56,617
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	21,605
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	34,968
	Shanghai Stonehill Technology Co. Ltd., Class A	109,100	44,606
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	19,218
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	42,947
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	38,323
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	32,286
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	24,549
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	72,600	59,329
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	86,951
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	28,630
	Shanxi Securities Co. Ltd., Class A	47,230	34,157
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	31,611
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	339,980
*	Shanying International Holding Co. Ltd., Class A	99,600	25,221
	Shede Spirits Co. Ltd., Class A	5,100	51,150
*	Shengda Resources Co. Ltd., Class A	21,100	36,658
	Shenghe Resources Holding Co. Ltd., Class A	41,500	56,106
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	7,389
	Shengyi Technology Co. Ltd., Class A	25,500	67,995
	Shennan Circuits Co. Ltd., Class A	7,100	91,066
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	97,469
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,100	75,021
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	19,572
*	Shenzhen Airport Co. Ltd., Class A	45,500	43,870
	Shenzhen Aisidi Co. Ltd., Class A	15,700	26,081
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	68,498
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	16,676
	Shenzhen Click Technology Co. Ltd., Class A	9,300	14,567
*	Shenzhen Comix Group Co. Ltd., Class A	13,700	10,822
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	13,866
	Shenzhen Desay Battery Technology Co., Class A	16,354	49,379
	Shenzhen Dynanonic Co. Ltd., Class A	2,652	13,124
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	24,231
	Shenzhen Expressway Corp. Ltd., Class H	158,000	143,751
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	42,363
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,104	19,869
	Shenzhen Gas Corp. Ltd., Class A	37,900	39,095
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	12,133
*	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	16,878
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	25,224
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	23,149
	Shenzhen Inovance Technology Co. Ltd., Class A	18,250	149,659
	Shenzhen International Holdings Ltd.	426,351	340,995
	Shenzhen Investment Ltd.	825,174	104,894
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	11,875

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	$23,854
	Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	59,962
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	24,136
	Shenzhen Kedali Industry Co. Ltd., Class A	6,300	82,771
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,200	61,823
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	13,200	39,287
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	29,194
	Shenzhen Leaguer Co. Ltd., Class A	35,800	30,242
	Shenzhen Megmeet Electrical Co. Ltd., Class A	10,400	31,202
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	16,141
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,500	524,844
	Shenzhen MTC Co. Ltd., Class A	40,800	30,505
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	87,100	27,955
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	7,100	69,199
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	20,667
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	22,492
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	35,582
	Shenzhen SC New Energy Technology Corp., Class A	5,245	49,593
	Shenzhen SED Industry Co. Ltd., Class A	17,800	43,013
	Shenzhen SEG Co. Ltd., Class A	18,200	15,959
	Shenzhen Senior Technology Material Co. Ltd., Class A	12,693	17,880
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	39,097
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	13,242
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	22,200	25,843
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	50,545
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	20,353
	Shenzhen Topband Co. Ltd., Class A	11,100	15,493
	Shenzhen Transsion Holdings Co. Ltd., Class A	13,246	262,322
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	55,261
*	Shenzhen World Union Group, Inc., Class A	32,800	8,307
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	17,030
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	20,531
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	11,522
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	77,403
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	14,481
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	51,475
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	22,458
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,057	52,039
	Shinva Medical Instrument Co. Ltd., Class A	9,200	28,211
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	13,379
	Shui On Land Ltd.	940,500	87,662
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	108,934
	Sichuan Development Lomon Co. Ltd., Class A	58,200	56,483
	Sichuan Expressway Co. Ltd., Class H	234,000	95,169
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	20,561
	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	36,651
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	21,978
*	Sichuan Lutianhua Co. Ltd., Class A	55,100	30,729
*	Sichuan New Energy Power Co. Ltd., Class A	30,700	49,045
	Sichuan Road & Bridge Group Co. Ltd., Class A	146,580	146,660
	Sichuan Swellfun Co. Ltd., Class A	5,600	34,725
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	35,418
	Sieyuan Electric Co. Ltd., Class A	11,400	102,285
	SIM Technology Group Ltd.	262,000	10,233
#Ω	Simcere Pharmaceutical Group Ltd.	177,000	121,498
	Sino Biopharmaceutical Ltd.	2,866,000	979,308
	Sinocare, Inc., Class A	9,700	31,936
	Sinochem International Corp., Class A	21,000	11,886
	Sinofert Holdings Ltd.	694,000	77,031

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinolink Securities Co. Ltd., Class A	30,800	$37,076
*	Sinolink Worldwide Holdings Ltd.	604,800	6,507
	Sinoma International Engineering Co., Class A	67,300	117,708
	Sinoma Science & Technology Co. Ltd., Class A	43,500	93,031
	Sinomach Automobile Co. Ltd., Class A	45,500	44,552
	Sinomine Resource Group Co. Ltd., Class A	12,352	60,408
	Sinopec Engineering Group Co. Ltd., Class H	534,500	344,274
	Sinopec Kantons Holdings Ltd.	274,000	140,320
*	Sinopec Oilfield Service Corp., Class H	1,106,000	74,378
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	56,940
	Sinopharm Group Co. Ltd., Class H	730,000	1,843,514
	Sino-Platinum Metals Co. Ltd., Class A	10,478	21,499
	Sinoseal Holding Co. Ltd., Class A	3,600	17,542
	Sinosoft Co. Ltd., Class A	10,200	40,426
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	38,735
	Sinotrans Ltd., Class H	879,000	421,363
	Sinotruk Hong Kong Ltd.	195,000	485,298
	Sinotruk Jinan Truck Co. Ltd., Class A	36,100	81,175
*	Skshu Paint Co. Ltd., Class A	11,656	54,554
	Skyworth Digital Co. Ltd., Class A	13,300	19,196
	Skyworth Group Ltd.	375,694	154,501
	Songcheng Performance Development Co. Ltd., Class A	14,900	22,288
	Sonoscape Medical Corp., Class A	2,600	14,806
	SooChow Securities Co. Ltd., Class A	35,340	33,274
	Southwest Securities Co. Ltd., Class A	97,700	53,364
	SSY Group Ltd.	400,000	243,441
	StarPower Semiconductor Ltd., Class A	1,900	36,355
	State Grid Information & Communication Co. Ltd., Class A	17,400	41,000
*	STO Express Co. Ltd., Class A	19,000	23,953
	Sumavision Technologies Co. Ltd., Class A	21,300	13,719
#	Sun Art Retail Group Ltd.	53,500	11,043
	Sun Create Electronics Co. Ltd., Class A	2,704	6,888
*	Sun King Technology Group Ltd.	240,000	34,812
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	53,064
	Sungrow Power Supply Co. Ltd., Class A	17,600	249,939
	Suning Universal Co. Ltd., Class A	52,000	14,762
	Sunny Optical Technology Group Co. Ltd.	142,000	686,956
	Sunresin New Materials Co. Ltd., Class A	7,875	50,651
*	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	23,660
	Sunwoda Electronic Co. Ltd., Class A	13,100	27,425
	Suofeiya Home Collection Co. Ltd., Class A	12,600	29,696
	SUPCON Technology Co. Ltd., Class A	3,434	22,509
	Suplet Power Co. Ltd., Class A	4,368	5,502
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	30,815
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	37,000	78,215
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	33,838
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	12,913
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	14,145
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	31,806
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	97,800
	SY Holdings Group Ltd.	86,000	49,541
	Symphony Holdings Ltd.	330,000	33,291
	Taiji Computer Corp. Ltd., Class A	10,439	33,726
	TangShan Port Group Co. Ltd., Class A	109,000	66,472
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	48,246
*	Tansun Technology Co. Ltd., Class A	12,000	21,752
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	32,817
	TCL Electronics Holdings Ltd.	270,000	177,459
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	28,267

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ten Pao Group Holdings Ltd.	140,000	$20,937
	Tencent Holdings Ltd.	651,000	28,567,952
*	Tencent Music Entertainment Group, ADR	117,512	1,474,776
#	Tenfu Cayman Holdings Co. Ltd.	46,000	26,857
	Three’s Co. Media Group Co. Ltd., Class A	4,287	30,771
	Thunder Software Technology Co. Ltd., Class A	6,000	40,205
	Tian An China Investment Co. Ltd.	112,000	55,346
	Tian Di Science & Technology Co. Ltd., Class A	83,400	85,268
	Tian Lun Gas Holdings Ltd.	55,500	36,512
	Tiande Chemical Holdings Ltd.	244,000	35,425
	Tiangong International Co. Ltd.	216,000	46,617
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	49,997
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	23,404
	Tianjin Development Holdings Ltd.	60,000	14,726
	Tianjin Port Development Holdings Ltd.	304,000	24,355
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	18,528
	Tianjin Teda Co. Ltd., Class A	32,700	15,987
*	Tianma Microelectronics Co. Ltd., Class A	32,300	36,073
	Tianneng Power International Ltd.	184,000	141,376
#	Tianqi Lithium Corp., Class H	42,000	161,735
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	40,732
	Tianyun International Holdings Ltd.	50,000	20,453
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	4,680	23,700
	Tingyi Cayman Islands Holding Corp.	326,000	359,805
*	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	51,683
	TK Group Holdings Ltd.	30,000	5,805
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	34,421
	Toly Bread Co. Ltd., Class A	28,929	24,427
	Tomson Group Ltd.	197,988	40,742
*	Tongcheng Travel Holdings Ltd.	265,200	697,974
*	Tongdao Liepin Group	70,200	26,846
	TongFu Microelectronics Co. Ltd., Class A	19,500	55,533
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	11,900	16,526
*	Tongkun Group Co. Ltd., Class A	31,900	60,517
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	27,494
	Tongling Nonferrous Metals Group Co. Ltd., Class A	253,200	140,389
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	15,385
*	Topchoice Medical Corp., Class A	5,062	42,385
*	Topsec Technologies Group, Inc., Class A	38,100	32,687
Ω	Topsports International Holdings Ltd.	901,000	625,722
	Towngas Smart Energy Co. Ltd.	291,551	112,318
*	TPV Technology Co. Ltd., Class A	94,800	31,004
	Transfar Zhilian Co. Ltd., Class A	97,500	60,248
	TravelSky Technology Ltd., Class H	79,000	102,624
*	Trigiant Group Ltd.	272,000	13,239
	Trina Solar Co. Ltd., Class A	26,936	78,817
*	Trip.com Group Ltd., ADR	38,258	1,846,331
*	Trip.com Group Ltd.	30,400	1,480,704
#*	Triumph New Energy Co. Ltd., Class H	48,000	32,679
	Truking Technology Ltd., Class A	10,500	12,230
	Tsingtao Brewery Co. Ltd., Class H	92,000	662,989
*	Tuniu Corp., Sponsored ADR	11,396	11,510
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	53,822
	Unilumin Group Co. Ltd., Class A	14,600	11,382
	Uni-President China Holdings Ltd.	221,000	169,482
*	Unisplendour Corp. Ltd., Class A	37,180	106,408
*	United Strength Power Holdings Ltd.	12,000	6,470
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	45,384
	Valiant Co. Ltd., Class A	29,200	46,294

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	$10,247
	Vatti Corp. Ltd., Class A	13,500	13,524
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	21,309
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	61,140
	Vipshop Holdings Ltd., ADR	171,914	2,585,587
*Ω	Viva Biotech Holdings	283,000	19,020
	Walvax Biotechnology Co. Ltd., Class A	19,100	38,683
	Wangneng Environment Co. Ltd., Class A	8,600	17,099
	Wangsu Science & Technology Co. Ltd., Class A	71,000	92,266
	Wanguo International Mining Group Ltd.	98,000	100,833
	Wanhua Chemical Group Co. Ltd., Class A	8,900	109,031
	Want Want China Holdings Ltd.	840,000	479,095
	Wanxiang Qianchao Co. Ltd., Class A	55,900	39,215
	Wasion Holdings Ltd.	134,000	109,430
	Weibo Corp., Sponsored ADR	24,604	212,086
	Weibo Corp., Class A	760	6,636
	Weichai Power Co. Ltd., Class H	520,000	1,062,548
	Weifu High-Technology Group Co. Ltd., Class A	15,600	39,894
	Weihai Guangwei Composites Co. Ltd., Class A	23,520	84,331
#*Ω	Weimob, Inc.	393,000	68,826
	Western Mining Co. Ltd., Class A	31,700	87,407
	Western Securities Co. Ltd., Class A	66,300	67,545
	Western Superconducting Technologies Co. Ltd., Class A	6,525	35,622
	Wharf Holdings Ltd.	153,000	492,256
	Will Semiconductor Co. Ltd. Shanghai, Class A	5,187	72,478
	Windey Energy Technology Group Co. Ltd., Class A	7,410	10,070
*	Wingtech Technology Co. Ltd., Class A	13,800	59,656
	Winner Medical Co. Ltd., Class A	6,800	29,357
	Wolong Electric Group Co. Ltd., Class A	33,300	63,651
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	70,295
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,536	9,574
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	12,672
	Wuhan Guide Infrared Co. Ltd., Class A	21,106	20,372
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	16,275
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	14,933
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	17,598
	Wuhu Token Science Co. Ltd., Class A	37,700	26,801
	Wuliangye Yibin Co. Ltd., Class A	30,812	637,192
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	149,574
Ω	WuXi AppTec Co. Ltd., Class H	35,100	157,988
	Wuxi Autowell Technology Co. Ltd., Class A	4,094	50,848
*Ω	Wuxi Biologics Cayman, Inc.	577,500	1,000,424
*	Wuxi Boton Technology Co. Ltd., Class A	5,900	11,633
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	30,900	94,719
*	Wuxi Taiji Industry Co. Ltd., Class A	38,600	33,331
	XCMG Construction Machinery Co. Ltd., Class A	108,600	105,095
*	XD, Inc.	13,800	25,779
	XGD, Inc., Class A	12,100	36,315
#Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	17,169
	Xiamen Bank Co. Ltd., Class A	41,100	31,547
	Xiamen C & D, Inc., Class A	69,000	94,585
	Xiamen Faratronic Co. Ltd., Class A	2,700	36,656
	Xiamen International Airport Co. Ltd., Class A	11,480	22,051
	Xiamen Intretech, Inc., Class A	16,990	33,426
	Xiamen ITG Group Corp. Ltd., Class A	57,300	58,317
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	8,531
	Xiamen Kingdomway Group Co., Class A	13,000	27,798
	Xiamen Tungsten Co. Ltd., Class A	45,700	120,501
	Xiamen Xiangyu Co. Ltd., Class A	74,206	69,183

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xi’an Triangle Defense Co. Ltd., Class A	5,400	$18,814
	Xiangcai Co. Ltd., Class A	17,933	17,299
*Ω	Xiaomi Corp., Class B	1,487,600	3,242,858
	Xilinmen Furniture Co. Ltd., Class A	8,000	20,647
*	Xinchen China Power Holdings Ltd.	83,000	2,523
*	Xinfengming Group Co. Ltd., Class A	35,700	70,316
	Xingfa Aluminium Holdings Ltd.	41,000	39,171
	Xinhu Zhongbao Co. Ltd., Class A	112,500	33,137
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	143,973
	Xinhuanet Co. Ltd., Class A	8,200	27,224
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	8,850
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	63,700	42,009
*	Xinte Energy Co. Ltd., Class H	120,400	134,417
*	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	15,242
#	Xinyi Energy Holdings Ltd.	626,615	87,568
	Xinzhi Group Co. Ltd., Class A	11,200	24,690
*	Xizang Zhufeng Resources Co. Ltd., Class A	28,500	40,119
*Ω	XJ International Holdings Co. Ltd.	592,000	17,961
*	XPeng, Inc., Class A	129,700	525,824
	Xtep International Holdings Ltd.	491,059	310,360
	Xuji Electric Co. Ltd., Class A	21,100	76,937
*	Xunlei Ltd., ADR	19,606	30,389
Ω	Yadea Group Holdings Ltd.	396,000	761,774
	Yangling Metron New Material, Inc., Class A	9,162	30,568
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	6,826
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	10,400	54,331
	Yankershop Food Co. Ltd., Class A	3,450	36,226
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	22,586
	Yantai China Pet Foods Co. Ltd., Class A	5,400	18,740
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	19,638
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	27,504
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	116,669
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,450	11,219
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	31,030
#*	Yeahka Ltd.	37,600	49,263
	Yealink Network Technology Corp. Ltd., Class A	12,772	62,134
	Yeebo International Holdings Ltd.	42,000	19,803
	YGSOFT, Inc., Class A	25,800	18,778
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	21,466
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	91,200	150,357
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	50,756
	Yifeng Pharmacy Chain Co. Ltd., Class A	18,368	111,099
	Yihai International Holding Ltd.	170,000	350,399
	Yintai Gold Co. Ltd., Class A	43,100	109,335
	Yip’s Chemical Holdings Ltd.	30,000	5,920
*	Yiren Digital Ltd., Sponsored ADR	7,368	37,135
#Ω	Yixin Group Ltd.	476,000	40,526
	Yixintang Pharmaceutical Group Co. Ltd., Class A	21,500	62,488
	Yonfer Agricultural Technology Co. Ltd., Class A	38,700	62,774
	Yonyou Network Technology Co. Ltd., Class A	12,300	19,677
	Yotrio Group Co. Ltd., Class A	40,700	15,194
	Youngor Fashion Co. Ltd., Class A	66,900	72,097
	Youngy Co. Ltd., Class A	6,400	32,211
*	Youzu Interactive Co. Ltd., Class A	21,100	28,094
	YTO Express Group Co. Ltd., Class A	51,600	112,876
	Yuexiu Property Co. Ltd.	418,800	249,948
	Yuexiu Transport Infrastructure Ltd.	262,000	129,963
	Yunda Holding Co. Ltd., Class A	61,380	66,312
	Yunnan Aluminium Co. Ltd., Class A	38,100	75,179

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yunnan Baiyao Group Co. Ltd., Class A	9,780	$77,161
	Yunnan Copper Co. Ltd., Class A	74,200	143,055
	Yunnan Energy New Material Co. Ltd., Class A	5,600	32,102
	Yunnan Tin Co. Ltd., Class A	41,800	94,782
	Yusys Technologies Co. Ltd., Class A	7,040	12,552
	Yutong Bus Co. Ltd., Class A	28,600	100,969
#*	Zai Lab Ltd.	18,200	29,253
	Zangge Mining Co. Ltd., Class A	27,800	110,157
	ZBOM Home Collection Co. Ltd., Class A	5,605	11,520
	Zengame Technology Holding Ltd.	50,000	21,852
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,329	174,436
	Zhaojin Mining Industry Co. Ltd., Class H	182,500	293,904
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	9,583
	Zhefu Holding Group Co. Ltd., Class A	75,300	34,663
*	Zhejiang Century Huatong Group Co. Ltd., Class A	57,920	37,326
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	21,192
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	31,986
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	69,120
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	40,520
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	38,373
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,900	51,373
	Zhejiang Dahua Technology Co. Ltd., Class A	40,802	100,743
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	67,760
	Zhejiang Expressway Co. Ltd., Class H	596,160	389,788
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	14,158
	Zhejiang Hailiang Co. Ltd., Class A	38,300	48,734
	Zhejiang HangKe Technology, Inc. Co., Class A	5,521	16,044
	Zhejiang Hangmin Co. Ltd., Class A	16,190	17,208
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	14,407
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	72,103
	Zhejiang Huayou Cobalt Co. Ltd., Class A	12,620	49,360
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	50,964
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	15,024
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,400	57,864
*	Zhejiang Jingu Co. Ltd., Class A	22,000	16,668
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	37,333
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	13,600	30,129
	Zhejiang Juhua Co. Ltd., Class A	45,814	149,452
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	74,779
	Zhejiang Medicine Co. Ltd., Class A	18,416	25,288
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	32,550
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	16,082
	Zhejiang NHU Co. Ltd., Class A	40,548	107,278
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	32,449
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	15,604
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	20,426
	Zhejiang Runtu Co. Ltd., Class A	42,100	38,400
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,400	22,338
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	53,296
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	11,427
	Zhejiang Supor Co. Ltd., Class A	3,700	30,017
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	7,597
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	56,988
*	Zhejiang Wanliyang Co. Ltd., Class A	15,300	12,700
	Zhejiang Wanma Co. Ltd., Class A	33,300	38,278
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	47,004
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	66,574
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	26,830
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	24,945

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	$31,465
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	15,836
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	12,765
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	36,658
	Zhende Medical Co. Ltd., Class A	2,900	8,600
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	101,550
	Zheshang Securities Co. Ltd., Class A	20,000	31,074
*	Zhihu, Inc.	18,400	23,161
*	Zhong An Group Ltd.	859,000	12,287
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	242,800	408,371
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	12,873
	Zhongji Innolight Co. Ltd., Class A	8,500	214,248
	Zhongjin Gold Corp. Ltd., Class A	56,900	102,434
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	48,575
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	20,447
	Zhongsheng Group Holdings Ltd.	385,000	702,157
	Zhongtai Securities Co. Ltd., Class A	11,600	10,636
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
*	Zhongyu Energy Holdings Ltd.	215,000	134,102
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	4,829
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	35,873
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	139,500	499,970
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	27,027
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	65,752
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	354,600	269,214
	ZTE Corp., Class H	139,800	301,318
	ZTO Express Cayman, Inc., ADR	16,402	344,278
#	ZTO Express Cayman, Inc.	16,950	359,845

TOTAL CHINA			244,634,926

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	51,323	117,025
	BAC Holding International Corp.	165,109	10,522
	Banco de Bogota SA	5,102	36,805
	Bancolombia SA, Sponsored ADR	9,294	304,100
	Bancolombia SA	14,376	123,861
	Celsia SA ESP	81,662	85,867
#	Grupo Aval Acciones y Valores SA, ADR	4,349	10,394
	Grupo Energia Bogota SA ESP	270,951	168,179
	Interconexion Electrica SA ESP	61,797	285,120
	Promigas SA ESP	33,754	56,701

TOTAL COLOMBIA			1,198,574

CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,954	256,219
Ω	Moneta Money Bank AS	2,916	11,756

TOTAL CZECH REPUBLIC			267,975

GREECE — (0.5%)
*	Alpha Services & Holdings SA	159,431	269,218
	Athens Water Supply & Sewage Co. SA	8,519	51,949
	Autohellas Tourist & Trading SA	5,765	78,768
	Avax SA	7,770	12,246
	Bank of Greece	4,212	62,922
*	Ellaktor SA	12,375	34,557
	ElvalHalcor SA	22,035	45,164
	Entersoft SA Software Development & Related Services Co.	4,811	40,189
	Epsilon Net SA	4,305	55,132

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
*	Eurobank Ergasias Services & Holdings SA, Class A	187,823	$401,800
	Fourlis Holdings SA	15,072	66,348
	GEK Terna SA	5,890	104,945
	Hellenic Exchanges - Athens Stock Exchange SA	4,090	22,425
	Hellenic Telecommunications Organization SA	10,076	153,071
	Helleniq Energy Holdings SA	22,037	197,552
	Ideal Holdings SA	11,319	75,400
	Intracom Holdings SA	12,803	49,645
*	Intrakat Technical & Energy Projects SA	5,832	33,507
	Jumbo SA	23,746	739,037
	Kri-Kri Milk Industry SA	1,715	19,547
*	Lavipharm SA	13,888	12,540
	Motor Oil Hellas Corinth Refineries SA	25,625	743,484
*	National Bank of Greece SA	35,355	284,527
	OPAP SA	33,126	551,104
*	Piraeus Financial Holdings SA	75,398	302,041
	Piraeus Port Authority SA	1,629	43,051
	Quest Holdings SA	8,669	53,649
	Sarantis SA	5,551	70,115
	Terna Energy SA	13,611	264,603
	Thrace Plastics Holding & Co.	3,797	16,190

TOTAL GREECE			4,854,726

HONG KONG — (0.0%)
#	Gushengtang Holdings Ltd.	23,900	141,759
#*	Star CM Holdings Ltd.	13,200	7,241
*††	Tian Shan Development Holding Ltd.	76,000	0
††	Untrade.Ch Wood Opti	84,000	1,812

TOTAL HONG KONG			150,812

HUNGARY — (0.2%)
#*	4iG Nyrt	5,746	12,694
	Magyar Telekom Telecommunications PLC	87,782	221,386
*	MASTERPLAST Nyrt	1,147	9,169
*	Opus Global Nyrt	37,779	38,911
	OTP Bank Nyrt	22,647	1,122,513
	Richter Gedeon Nyrt	15,998	407,334

TOTAL HUNGARY			1,812,007

INDIA — (19.1%)
	360 ONE WAM Ltd.	47,676	445,653
*	3i Infotech Ltd.	47,115	21,989
	3M India Ltd.	448	162,807
	63 Moons Technologies Ltd.	2,036	10,503
	Aarti Industries Ltd.	20,172	178,926
	Aarti Pharmalabs Ltd.	5,043	30,865
*	Aavas Financiers Ltd.	7,198	140,390
	ABB India Ltd.	5,794	453,174
	Abbott India Ltd.	126	39,999
	Accelya Solutions India Ltd.	902	18,162
	Action Construction Equipment Ltd.	15,331	278,464
*	Adani Green Energy Ltd.	17,622	378,536
	Adani Total Gas Ltd.	21,702	242,068
	ADF Foods Ltd.	12,605	34,131
*	Aditya Birla Capital Ltd.	158,154	440,220
	Advanced Enzyme Technologies Ltd.	11,626	54,990
	Aegis Logistics Ltd.	48,229	393,060
*	Affle India Ltd.	3,381	45,295

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Agro Tech Foods Ltd.	1,250	$11,286
	Ahluwalia Contracts India Ltd.	5,052	67,337
	Ajanta Pharma Ltd.	10,657	282,215
	Akzo Nobel India Ltd.	3,525	103,419
	Alembic Ltd.	14,547	16,130
	Alembic Pharmaceuticals Ltd.	11,164	133,629
	Alkem Laboratories Ltd.	7,590	438,739
*	Allcargo Gati Ltd.	15,561	19,842
	Allcargo Logistics Ltd.	77,948	68,252
	Allcargo Terminals Ltd.	19,487	13,843
	Amara Raja Energy & Mobility Ltd.	25,834	338,960
*	Amber Enterprises India Ltd.	1,893	87,537
	Anant Raj Ltd.	23,144	99,962
	Andhra Sugars Ltd.	37,543	48,200
	Angel One Ltd.	14,451	482,838
	Apar Industries Ltd.	5,951	560,505
	APL Apollo Tubes Ltd.	48,608	909,799
	Apollo Hospitals Enterprise Ltd.	23,571	1,679,475
	Aptech Ltd.	4,388	13,581
	Arvind Fashions Ltd.	12,622	72,139
	Arvind SmartSpaces Ltd.	4,403	38,978
*	Ashapura Minechem Ltd.	2,437	9,665
	Ashiana Housing Ltd.	10,235	45,569
	Ashok Leyland Ltd.	409,346	941,468
*	Ashoka Buildcon Ltd.	41,864	87,212
	Asian Paints Ltd.	69,692	2,396,509
	Astec Lifesciences Ltd.	2,077	31,941
Ω	Aster DM Healthcare Ltd.	44,244	183,243
	Astra Microwave Products Ltd.	13,392	111,555
	Astral Ltd.	28,717	727,455
	AstraZeneca Pharma India Ltd.	178	11,346
	Atul Ltd.	834	59,880
Ω	AU Small Finance Bank Ltd.	26,338	199,208
	AurionPro Solutions Ltd.	2,104	63,025
	Avadh Sugar & Energy Ltd.	1,668	12,019
	Avanti Feeds Ltd.	10,804	68,986
*Ω	Avenue Supermarts Ltd.	12,277	677,621
	Axis Bank Ltd.	81,808	1,138,504
*	AXISCADES Technologies Ltd.	2,271	17,247
	Bajaj Auto Ltd.	11,380	1,216,548
	Bajaj Consumer Care Ltd.	28,340	81,937
	Bajaj Finance Ltd.	25,221	2,085,942
	Bajaj Finserv Ltd.	49,526	956,121
*	Bajaj Hindusthan Sugar Ltd.	143,434	61,458
	Bajaj Holdings & Investment Ltd.	5,613	548,865
	Balaji Amines Ltd.	3,279	85,848
	Balmer Lawrie & Co. Ltd.	23,977	78,158
	Balrampur Chini Mills Ltd.	32,540	155,060
	Banco Products India Ltd.	1,393	10,402
Ω	Bandhan Bank Ltd.	206,402	463,683
	Bank of Baroda	153,195	513,076
	Bank of India	138,098	255,540
	Bank of Maharashtra	149,303	125,049
	Bannari Amman Sugars Ltd.	451	14,355
	BASF India Ltd.	5,960	266,225
	Bata India Ltd.	11,128	182,290
	Bayer CropScience Ltd.	3,266	215,904
	BEML Ltd.	5,776	242,443
	Berger Paints India Ltd.	82,416	504,352

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	BF Utilities Ltd.	4,960	$51,165
	Bhansali Engineering Polymers Ltd.	24,745	29,880
	Bharat Bijlee Ltd.	1,886	72,899
	Bharat Electronics Ltd.	893,349	2,501,876
	Bharat Forge Ltd.	32,329	491,440
	Bharat Heavy Electricals Ltd.	244,241	819,955
	Bharat Petroleum Corp. Ltd.	145,424	1,063,068
	Bharat Rasayan Ltd.	482	55,283
	Bharti Airtel Ltd.	144,977	2,298,612
	Birlasoft Ltd.	51,493	399,623
*	BL Kashyap & Sons Ltd.	12,089	9,650
*	Black Box Ltd.	20,920	60,273
	BLS International Services Ltd.	6,755	28,311
	Blue Dart Express Ltd.	1,255	94,781
	Blue Star Ltd.	27,765	496,377
	Bombay Burmah Trading Co.	5,290	98,491
*	Borosil Ltd.	2,664	11,293
	Bosch Ltd.	778	272,552
	Brigade Enterprises Ltd.	18,937	233,351
*	Brightcom Group Ltd.	280,280	46,795
	Britannia Industries Ltd.	16,319	933,507
	BSE Ltd.	6,555	217,448
*	Camlin Fine Sciences Ltd.	29,561	37,433
	Can Fin Homes Ltd.	19,559	178,883
	Canara Bank	85,487	634,468
*	Capacit’e Infraprojects Ltd.	4,149	15,430
	Caplin Point Laboratories Ltd.	6,971	113,198
	Carborundum Universal Ltd.	30,721	523,034
*	Cartrade Tech Ltd.	4,046	34,234
	Castrol India Ltd.	161,343	405,415
	CE Info Systems Ltd.	1,282	30,658
	Central Depository Services India Ltd.	13,535	340,527
	Century Enka Ltd.	1,684	9,488
	Century Plyboards India Ltd.	29,510	224,968
	Cera Sanitaryware Ltd.	1,370	117,619
	CG Power & Industrial Solutions Ltd.	160,639	1,063,757
*	Chalet Hotels Ltd.	987	10,200
	Chambal Fertilisers & Chemicals Ltd.	35,229	179,028
	Chennai Petroleum Corp. Ltd.	21,491	262,888
	Cholamandalam Financial Holdings Ltd.	24,408	314,321
	Cholamandalam Investment & Finance Co. Ltd.	86,861	1,244,751
	CIE Automotive India Ltd.	22,908	134,649
	Cigniti Technologies Ltd.	3,948	63,361
	Cipla Ltd.	58,733	983,593
	City Union Bank Ltd.	103,344	198,892
	CMS Info Systems Ltd.	13,057	64,833
Ω	Cochin Shipyard Ltd.	27,260	426,656
*Ω	Coffee Day Enterprises Ltd.	35,468	26,475
	Coforge Ltd.	15,064	916,556
	Colgate-Palmolive India Ltd.	40,596	1,371,061
	Computer Age Management Services Ltd.	9,520	364,719
	Container Corp. of India Ltd.	42,482	520,911
	Control Print Ltd.	2,334	25,722
	Coromandel International Ltd.	47,641	690,059
*	CreditAccess Grameen Ltd.	12,386	223,881
	CRISIL Ltd.	4,179	217,575
	Crompton Greaves Consumer Electricals Ltd.	69,066	263,318
*	CSB Bank Ltd.	3,033	13,431
	Cummins India Ltd.	26,531	1,037,065

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cyient Ltd.	15,057	$325,443
Ω	D P Abhushan Ltd.	943	13,353
	Dabur India Ltd.	93,664	569,075
	Dalmia Bharat Sugar & Industries Ltd.	3,997	19,370
	DCB Bank Ltd.	34,610	57,896
	DCM Shriram Industries Ltd.	4,867	12,022
	DCM Shriram Ltd.	10,173	117,859
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	114,990
	Deepak Nitrite Ltd.	22,380	652,290
*	Delhivery Ltd.	6,409	34,459
	Delta Corp. Ltd.	19,778	28,932
*	DEN Networks Ltd.	51,088	31,152
	Dhampur Sugar Mills Ltd.	10,271	29,054
*	Dhanlaxmi Bank Ltd.	27,117	14,325
	Dhanuka Agritech Ltd.	4,458	74,702
Ω	Dilip Buildcon Ltd.	14,000	78,528
*	Dish TV India Ltd.	417,871	87,844
*	Dishman Carbogen Amcis Ltd.	13,491	37,478
	Dixon Technologies India Ltd.	8,377	835,163
	Dollar Industries Ltd.	2,411	16,642
Ω	Dr Lal PathLabs Ltd.	10,906	310,060
	Dr Reddy’s Laboratories Ltd., ADR	2,168	159,283
	Dr Reddy’s Laboratories Ltd.	11,808	875,686
	Dwarikesh Sugar Industries Ltd.	24,957	21,761
	Dynamatic Technologies Ltd.	652	64,767
	eClerx Services Ltd.	8,517	251,139
	Edelweiss Financial Services Ltd.	150,471	140,521
	Eicher Motors Ltd.	22,412	1,238,720
	EID Parry India Ltd.	24,501	181,609
	Eimco Elecon India Ltd.	645	17,182
	Elecon Engineering Co. Ltd.	6,823	92,841
	Electrosteel Castings Ltd.	48,669	111,272
	Elgi Equipments Ltd.	30,512	238,529
	Emami Ltd.	73,976	429,973
Ω	Endurance Technologies Ltd.	6,416	152,498
	Engineers India Ltd.	101,180	295,169
	EPL Ltd.	67,370	146,188
Ω	Equitas Small Finance Bank Ltd.	62,762	72,887
*Ω	Eris Lifesciences Ltd.	11,571	123,983
	ESAB India Ltd.	1,334	84,945
	Escorts Kubota Ltd.	8,042	324,309
	Everest Kanto Cylinder Ltd.	17,487	30,987
	Excel Industries Ltd.	1,401	17,293
	Expleo Solutions Ltd.	589	9,275
*	FDC Ltd.	13,171	71,643
	Federal Bank Ltd.	474,197	922,471
	Filatex India Ltd.	25,742	19,434
	Fine Organic Industries Ltd.	1,763	92,126
	Finolex Cables Ltd.	17,633	221,869
	Finolex Industries Ltd.	65,665	209,489
	Firstsource Solutions Ltd.	110,374	279,538
	Force Motors Ltd.	1,571	178,381
	Fortis Healthcare Ltd.	95,400	501,380
*	FSN E-Commerce Ventures Ltd.	25,214	53,230
*	Fusion Micro Finance Ltd.	8,570	52,813
	Gabriel India Ltd.	2,392	11,238
	Galaxy Surfactants Ltd.	4,918	153,916
	Ganesh Housing Corp. Ltd.	2,341	22,409
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	79,823

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Garware Hi-Tech Films Ltd.	873	$18,514
	Gateway Distriparks Ltd.	65,576	84,018
	Genus Power Infrastructures Ltd.	32,285	115,303
*	GHCL Textiles Ltd.	10,074	10,028
	GIC Housing Finance Ltd.	5,220	13,850
	Gillette India Ltd.	1,864	148,590
	GlaxoSmithKline Pharmaceuticals Ltd.	9,849	245,874
	Glenmark Pharmaceuticals Ltd.	22,170	281,290
*	Global Health Ltd.	8,582	149,774
	Globus Spirits Ltd.	1,069	10,075
	GMM Pfaudler Ltd.	5,401	91,928
	GNA Axles Ltd.	2,031	9,993
*	Go Fashion India Ltd.	1,915	25,180
	Godawari Power & Ispat Ltd.	2,844	30,270
	Godrej Consumer Products Ltd.	42,740	628,608
*	Godrej Industries Ltd.	13,801	159,380
*	Godrej Properties Ltd.	21,424	676,727
	Goldiam International Ltd.	9,589	20,061
	Goodyear India Ltd.	675	9,401
	Granules India Ltd.	43,108	219,433
	Grauer & Weil India Ltd.	45,140	48,116
	Gravita India Ltd.	2,534	29,494
	Greaves Cotton Ltd.	16,919	28,653
	Greenlam Industries Ltd.	5,484	39,830
	Greenply Industries Ltd.	28,877	88,748
	Grindwell Norton Ltd.	7,223	184,281
	Gujarat Alkalies & Chemicals Ltd.	7,446	70,618
	Gujarat Gas Ltd.	34,519	225,727
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,821	185,749
	Gujarat Pipavav Port Ltd.	75,513	190,629
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	158,352
	Gujarat State Petronet Ltd.	79,718	281,190
	Gulf Oil Lubricants India Ltd.	3,376	41,605
	Happiest Minds Technologies Ltd.	13,691	133,340
*	Hathway Cable & Datacom Ltd.	100,039	26,359
	Hatsun Agro Product Ltd.	14,046	183,641
	Havells India Ltd.	32,078	639,259
	HBL Power Systems Ltd.	31,189	190,433
	HCL Technologies Ltd.	129,196	2,109,141
Ω	HDFC Asset Management Co. Ltd.	24,394	1,134,405
	HDFC Bank Ltd.	176,075	3,187,843
Ω	HDFC Life Insurance Co. Ltd.	64,413	450,068
*	HealthCare Global Enterprises Ltd.	9,655	42,228
	HEG Ltd.	2,712	76,358
	Heritage Foods Ltd.	11,224	44,420
	Hero MotoCorp Ltd.	29,536	1,605,785
*	Heubach Colorants India Ltd.	1,392	6,751
	HFCL Ltd.	194,533	234,295
	HG Infra Engineering Ltd.	3,130	44,360
	HIL Ltd.	812	25,966
	Himadri Speciality Chemical Ltd.	72,384	324,734
*	Himatsingka Seide Ltd.	8,012	13,716
	Hinduja Global Solutions Ltd.	5,135	53,796
	Hindustan Aeronautics Ltd.	24,949	1,177,877
*	Hindustan Construction Co. Ltd.	295,078	133,618
	Hindustan Copper Ltd.	23,574	108,565
*	Hindustan Foods Ltd.	5,182	31,413
	Hindustan Petroleum Corp. Ltd.	101,890	604,261
	Hindustan Unilever Ltd.	77,554	2,074,347

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hindware Home Innovation Ltd.	4,321	$18,649
	Hitachi Energy India Ltd.	150	17,025
	Hle Glascoat Ltd.	1,785	9,654
	Honda India Power Products Ltd.	808	23,465
	HPL Electric & Power Ltd.	3,653	16,367
	Huhtamaki India Ltd.	5,375	19,835
	ICICI Bank Ltd., Sponsored ADR	156,926	4,320,173
	ICICI Bank Ltd.	106,778	1,471,097
Ω	ICICI Lombard General Insurance Co. Ltd.	38,131	777,247
Ω	ICICI Prudential Life Insurance Co. Ltd.	37,964	259,259
Ω	ICICI Securities Ltd.	14,730	133,300
*	IDFC First Bank Ltd.	844,368	828,192
*	IDFC Ltd.	254,813	370,003
*	IFB Industries Ltd.	2,098	38,391
	IIFL Finance Ltd.	42,676	207,851
	IIFL Securities Ltd.	15,356	26,408
	India Glycols Ltd.	3,751	37,647
*	Indiabulls Housing Finance Ltd.	120,666	227,779
*	Indiabulls Real Estate Ltd.	82,027	129,021
Ω	IndiaMart InterMesh Ltd.	1,988	63,063
	Indian Bank	12,326	80,717
Ω	Indian Energy Exchange Ltd.	91,048	169,826
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	791,155
Ω	Indian Railway Finance Corp. Ltd.	286,818	537,561
	Indraprastha Gas Ltd.	76,056	428,794
	Indraprastha Medical Corp. Ltd.	8,988	28,573
	IndusInd Bank Ltd.	24,576	443,604
	Infibeam Avenues Ltd.	172,173	70,468
	Info Edge India Ltd.	16,910	1,221,227
#	Infosys Ltd., Sponsored ADR	249,310	4,165,970
	Infosys Ltd.	326,432	5,516,302
*	Inox Wind Ltd.	22,754	169,586
	Insecticides India Ltd.	4,425	30,685
	Intellect Design Arena Ltd.	21,110	271,970
	ION Exchange India Ltd.	8,742	59,480
	IRB Infrastructure Developers Ltd.	401,090	325,281
Ω	IRCON International Ltd.	77,768	233,154
	ISGEC Heavy Engineering Ltd.	4,973	65,151
	ITD Cementation India Ltd.	23,769	107,628
*	ITI Ltd.	12,573	46,257
	J Kumar Infraprojects Ltd.	8,288	66,908
*	Jagran Prakashan Ltd.	8,300	10,394
	Jamna Auto Industries Ltd.	27,431	45,904
	JB Chemicals & Pharmaceuticals Ltd.	21,176	483,699
	JBM Auto Ltd.	5,118	116,242
	Jindal Poly Films Ltd.	5,639	38,432
	Jindal Saw Ltd.	20,376	134,942
*	Jio Financial Services Ltd.	183,847	825,145
	JK Paper Ltd.	23,570	107,727
	JM Financial Ltd.	148,399	156,918
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	15,213
	Jubilant Pharmova Ltd.	11,041	89,162
	Jupiter Wagons Ltd.	21,015	102,828
*	Just Dial Ltd.	4,837	66,597
	Jyothy Labs Ltd.	32,517	167,747
*	Jyoti Structures Ltd.	65,062	20,635
	Kajaria Ceramics Ltd.	23,234	335,015
	Kalpataru Projects International Ltd.	24,859	366,131
	Kansai Nerolac Paints Ltd.	62,903	210,154

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Karnataka Bank Ltd.	23,514	$65,022
	Karur Vysya Bank Ltd.	129,250	315,885
	Kaveri Seed Co. Ltd.	3,422	35,495
	KDDL Ltd.	884	26,507
	KEC International Ltd.	32,737	291,869
	KEI Industries Ltd.	16,302	779,125
*	Kellton Tech Solutions Ltd.	12,073	14,557
	Kennametal India Ltd.	1,352	40,591
*	Kesoram Industries Ltd.	8,470	18,368
	Kirloskar Brothers Ltd.	5,926	92,130
	Kirloskar Oil Engines Ltd.	21,113	257,263
††	Klass Pack Ltd.	1,998	1,953
	KNR Constructions Ltd.	46,503	147,752
	Kolte-Patil Developers Ltd.	8,425	54,024
	Kopran Ltd.	3,553	11,041
	Kotak Mahindra Bank Ltd.	41,932	814,814
	Kovai Medical Center & Hospital	834	41,634
	KPIT Technologies Ltd.	48,178	855,224
	KPR Mill Ltd.	9,815	98,863
	KRBL Ltd.	2,328	8,239
	Krsnaa Diagnostics Ltd.	1,566	10,770
	KSB Ltd.	2,788	150,864
	Ksolves India Ltd.	761	10,384
	LA Opala RG Ltd.	5,178	20,200
	Lakshmi Machine Works Ltd.	497	100,495
	LG Balakrishnan & Bros Ltd.	3,409	52,245
	LIC Housing Finance Ltd.	108,939	876,190
	Lincoln Pharmaceuticals Ltd.	1,422	10,277
	Lloyds Engineering Works Ltd.	46,534	38,152
	LT Foods Ltd.	45,711	117,798
	Lupin Ltd.	8,699	171,502
	LUX Industries Ltd.	742	13,258
	Mahanagar Gas Ltd.	13,535	233,377
	Mahindra & Mahindra Financial Services Ltd.	102,021	318,965
	Mahindra & Mahindra Ltd.	149,821	3,870,828
*	Mahindra Holidays & Resorts India Ltd.	7,103	35,901
	Mahindra Lifespace Developers Ltd.	18,060	137,208
Ω	Mahindra Logistics Ltd.	10,013	56,200
	Man Infraconstruction Ltd.	27,104	70,628
	Manappuram Finance Ltd.	130,357	311,236
	Mangalore Refinery & Petrochemicals Ltd.	52,518	156,787
	Marico Ltd.	217,075	1,347,113
	Marksans Pharma Ltd.	60,249	120,048
	Maruti Suzuki India Ltd.	5,932	908,840
Ω	MAS Financial Services Ltd.	11,088	39,656
	Mastek Ltd.	4,526	145,528
Ω	Matrimony.com Ltd.	647	4,380
	Max Healthcare Institute Ltd.	71,940	721,073
	Mayur Uniquoters Ltd.	7,402	46,640
	Mazagon Dock Shipbuilders Ltd.	5,092	143,431
	Meghmani Organics Ltd.	41,024	42,440
Ω	Metropolis Healthcare Ltd.	6,966	151,383
	Minda Corp. Ltd.	6,111	29,730
	MOIL Ltd.	3,802	18,366
	Monte Carlo Fashions Ltd.	650	5,318
	Motherson Sumi Wiring India Ltd.	357,935	296,371
	Motilal Oswal Financial Services Ltd.	10,841	308,060
	Mphasis Ltd.	28,724	795,774
	Muthoot Finance Ltd.	40,299	826,912

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Narayana Hrudayalaya Ltd.	24,437	$375,977
	National Fertilizers Ltd.	23,497	29,235
	Navin Fluorine International Ltd.	4,395	179,871
*Ω	Navkar Corp. Ltd.	12,774	16,219
	Navneet Education Ltd.	15,738	27,777
	NELCO Ltd.	2,476	22,441
	NESCO Ltd.	3,548	36,834
	Newgen Software Technologies Ltd.	9,198	102,135
	NHPC Ltd.	624,682	717,240
	NIIT Learning Systems Ltd.	22,321	133,081
	NIIT Ltd.	22,321	28,309
	Nilkamal Ltd.	2,078	48,810
Ω	Nippon Life India Asset Management Ltd.	39,522	277,369
	Nitin Spinners Ltd.	2,439	10,906
	NOCIL Ltd.	29,096	93,359
	Novartis India Ltd.	2,011	24,929
	NRB Bearings Ltd.	9,283	34,867
	Nucleus Software Exports Ltd.	3,927	64,809
*	Nuvama Wealth Management Ltd.	1,849	114,890
	Oberoi Realty Ltd.	27,901	492,935
	One 97 Communications Ltd.	43,595	194,229
*	OnMobile Global Ltd.	15,797	15,243
	Oracle Financial Services Software Ltd.	6,226	563,350
	Orient Electric Ltd.	29,254	76,348
	Oriental Carbon & Chemicals Ltd.	1,909	17,160
	Page Industries Ltd.	1,682	700,491
	Paisalo Digital Ltd.	95,626	81,212
	Panama Petrochem Ltd.	8,339	33,372
	Patanjali Foods Ltd.	7,458	133,645
*	Patel Engineering Ltd.	91,668	63,043
*	PB Fintech Ltd.	20,767	313,633
*	PC Jeweller Ltd.	86,955	54,334
	PCBL Ltd.	16,670	53,740
	Pearl Global Industries Ltd.	4,006	29,025
*	Peninsula Land Ltd.	18,408	10,881
	Persistent Systems Ltd.	36,296	1,459,834
	Petronet LNG Ltd.	275,466	1,021,323
	Pfizer Ltd.	2,020	103,235
	Phoenix Mills Ltd.	16,203	614,658
	PI Industries Ltd.	16,054	698,934
	Pidilite Industries Ltd.	19,616	715,479
*	Piramal Pharma Ltd.	17,609	30,224
	Pitti Engineering Ltd.	3,818	40,213
*Ω	PNB Housing Finance Ltd.	23,109	218,957
	PNC Infratech Ltd.	26,853	144,348
	Poly Medicure Ltd.	7,241	142,234
	Polycab India Ltd.	13,076	889,436
	Polyplex Corp. Ltd.	6,178	68,657
	Poonawalla Fincorp Ltd.	41,691	243,340
	Power Finance Corp. Ltd.	434,070	2,277,469
	Power Grid Corp. of India Ltd.	448,254	1,616,753
	Power Mech Projects Ltd.	2,079	130,104
	Praj Industries Ltd.	41,695	272,359
Ω	Prataap Snacks Ltd.	989	10,566
	Prestige Estates Projects Ltd.	39,763	655,206
*	Pricol Ltd.	12,224	63,440
*	Prime Focus Ltd.	20,031	26,077
*	Prince Pipes & Fittings Ltd.	1,405	10,730
*	Privi Speciality Chemicals Ltd.	1,728	25,797

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Health Ltd.	1,986	$116,117
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	617,712
	PSP Projects Ltd.	1,462	11,781
	PTC India Financial Services Ltd.	92,542	47,217
	PTC India Ltd.	119,739	321,688
	Punjab National Bank	94,715	159,115
	Puravankara Ltd.	9,166	42,842
Ω	Quess Corp. Ltd.	21,752	162,740
	R Systems International Ltd.	5,097	27,744
	Radico Khaitan Ltd.	9,131	192,641
	Rail Vikas Nigam Ltd.	95,639	326,569
	Rain Industries Ltd.	9,615	20,017
*	Rajesh Exports Ltd.	19,507	74,289
	Rallis India Ltd.	21,613	69,008
	Ramco Industries Ltd.	3,297	8,887
	Ramkrishna Forgings Ltd.	39,375	355,654
	Rane Holdings Ltd.	2,135	33,622
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	94,608
	Ratnamani Metals & Tubes Ltd.	6,026	228,506
	Raymond Ltd.	710	17,847
Ω	RBL Bank Ltd.	83,136	258,122
	REC Ltd.	364,331	2,215,054
	Redington Ltd.	202,908	533,916
*	Redtape Ltd.	5,222	45,724
	Reliance Industrial Infrastructure Ltd.	1,327	20,983
	RITES Ltd.	10,419	85,024
	Route Mobile Ltd.	6,572	119,701
	Rupa & Co. Ltd.	5,302	17,252
	Safari Industries India Ltd.	3,210	81,230
	Saksoft Ltd.	11,118	37,123
	Samvardhana Motherson International Ltd.	534,415	836,634
	Sandhar Technologies Ltd.	3,542	21,396
	Sanghvi Movers Ltd.	6,069	94,958
	Sanofi India Ltd.	2,689	268,190
	Saregama India Ltd.	7,887	40,750
	Sasken Technologies Ltd.	1,565	29,038
	Savita Oil Technologies Ltd.	12,025	82,906
	SBI Cards & Payment Services Ltd.	48,563	421,579
Ω	SBI Life Insurance Co. Ltd.	60,642	1,041,457
	Schaeffler India Ltd.	12,188	534,720
*	Schneider Electric Infrastructure Ltd.	23,603	227,547
	SEAMEC Ltd.	1,215	15,738
*	SEPC Ltd.	139,223	32,263
Ω	SH Kelkar & Co. Ltd.	22,091	51,866
	Shakti Pumps India Ltd.	3,183	75,284
	Shankara Building Products Ltd.	2,509	20,494
	Shanthi Gears Ltd.	1,459	9,822
	Sharda Cropchem Ltd.	13,530	59,765
	Sharda Motor Industries Ltd.	1,613	29,673
*	Sheela Foam Ltd.	4,950	53,630
*	Shilpa Medicare Ltd.	7,105	46,661
	Shivalik Bimetal Controls Ltd.	1,498	10,307
*	Shoppers Stop Ltd.	8,764	75,259
*	Shree Renuka Sugars Ltd.	107,384	57,428
	Shriram Finance Ltd.	40,841	1,242,788
	Siemens Ltd.	5,787	403,308
*	SIS Ltd.	11,699	65,467
	Siyaram Silk Mills Ltd.	2,360	13,212
	SKF India Ltd.	6,470	357,954

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Snowman Logistics Ltd.	32,403	$26,267
	Sobha Ltd.	8,551	181,691
	Somany Ceramics Ltd.	3,868	29,197
	Sonata Software Ltd.	74,871	627,837
	South Indian Bank Ltd.	385,651	141,848
*	Spandana Sphoorty Financial Ltd.	6,230	65,121
	SRF Ltd.	45,009	1,411,974
*	Star Cement Ltd.	30,883	87,778
	Strides Pharma Science Ltd.	17,020	182,774
	Stylam Industries Ltd.	810	15,966
	Styrenix Performance Materials Ltd.	1,162	22,819
*	Subex Ltd.	108,975	40,201
	Sudarshan Chemical Industries Ltd.	5,116	44,986
	Sumitomo Chemical India Ltd.	6,853	32,773
	Sun Pharmaceutical Industries Ltd.	74,863	1,341,792
	Sun TV Network Ltd.	31,011	243,380
	Sundaram-Clayton Ltd.	1,384	27,276
	Sunteck Realty Ltd.	9,265	48,454
	Suprajit Engineering Ltd.	10,481	53,150
	Supreme Industries Ltd.	19,667	1,186,398
	Supreme Petrochem Ltd.	22,929	187,195
*	Suven Pharmaceuticals Ltd.	34,610	273,611
*	Suzlon Energy Ltd.	1,418,845	697,174
	Swaraj Engines Ltd.	2,717	80,169
	Symphony Ltd.	2,159	24,956
Ω	Syngene International Ltd.	58,933	486,217
	Tamil Nadu Newsprint & Papers Ltd.	11,188	36,742
	Tamilnad Mercantile Bank Ltd.	8,575	49,985
	Tamilnadu Petroproducts Ltd.	23,240	24,082
	Tanla Platforms Ltd.	30,563	334,858
	Tata Communications Ltd.	29,082	600,921
	Tata Consultancy Services Ltd.	119,745	5,469,893
	Tata Consumer Products Ltd.	69,403	918,384
	Tata Elxsi Ltd.	11,196	944,958
	Tata Motors Ltd.	234,366	2,826,513
	TCI Express Ltd.	2,376	29,690
*Ω	TCNS Clothing Co. Ltd.	3,409	18,504
	TD Power Systems Ltd.	23,627	95,030
*	TeamLease Services Ltd.	287	11,349
	Tech Mahindra Ltd.	103,643	1,560,012
*Ω	Tejas Networks Ltd.	13,442	184,024
	Texmaco Rail & Engineering Ltd.	119,190	259,799
	Thermax Ltd.	2,737	153,053
	Thirumalai Chemicals Ltd.	19,514	64,059
	Thomas Cook India Ltd.	28,289	68,880
Ω	Thyrocare Technologies Ltd.	5,502	42,517
	Tide Water Oil Co. India Ltd.	1,780	38,203
	Tilaknagar Industries Ltd.	26,662	75,437
	Time Technoplast Ltd.	62,992	209,426
	Timken India Ltd.	5,897	236,338
	Tips Industries Ltd.	6,512	36,015
	Titagarh Rail System Ltd.	19,998	252,820
	Titan Co. Ltd.	53,736	2,309,361
	Torrent Pharmaceuticals Ltd.	26,381	834,131
	Tourism Finance Corp. of India Ltd.	20,829	44,473
*	TransIndia Real Estate Ltd.	19,487	11,176
	Transport Corp. of India Ltd.	6,986	72,671
	Trent Ltd.	19,020	1,007,861
	Triveni Engineering & Industries Ltd.	13,256	57,523

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Triveni Turbine Ltd.	18,135	$116,907
	TTK Prestige Ltd.	11,130	93,928
	Tube Investments of India Ltd.	19,773	888,743
	TVS Holdings Ltd.	1,521	159,685
	TVS Motor Co. Ltd.	56,576	1,396,046
	Uflex Ltd.	12,421	67,239
	United Breweries Ltd.	10,448	253,426
	United Spirits Ltd.	72,794	1,021,433
	UNO Minda Ltd.	30,086	265,579
	UPL Ltd.	196,833	1,192,819
	Usha Martin Ltd.	4,554	20,342
	UTI Asset Management Co. Ltd.	9,427	107,458
*	V2 Retail Ltd.	1,576	9,410
*	VA Tech Wabag Ltd.	9,891	114,249
	Vaibhav Global Ltd.	14,609	72,462
*	Valor Estate Ltd.	28,844	81,319
*Ω	Varroc Engineering Ltd.	9,736	61,113
	Varun Beverages Ltd.	66,719	1,181,482
	Vascon Engineers Ltd.	27,423	24,776
	Vedant Fashions Ltd.	950	10,767
	Vesuvius India Ltd.	2,177	116,928
	V-Guard Industries Ltd.	50,966	209,149
	Vinati Organics Ltd.	5,715	112,108
	Vindhya Telelinks Ltd.	2,422	74,016
	VIP Industries Ltd.	15,554	102,281
*	VL E-Governance & IT Solutions Ltd.	15,966	12,359
*	V-Mart Retail Ltd.	376	9,761
*	Vodafone Idea Ltd.	1,491,657	234,468
	Voltamp Transformers Ltd.	1,435	178,442
	Voltas Ltd.	45,021	794,027
	VRL Logistics Ltd.	1,237	8,277
	VST Tillers Tractors Ltd.	993	43,656
	Welspun Corp. Ltd.	48,585	328,568
	Welspun Enterprises Ltd.	19,581	85,021
	West Coast Paper Mills Ltd.	10,620	84,765
	Whirlpool of India Ltd.	3,492	62,952
	Wipro Ltd.	243,361	1,340,220
*	Wockhardt Ltd.	19,314	130,277
	Wonderla Holidays Ltd.	6,246	74,184
*	Yes Bank Ltd.	677,912	212,027
*	Zee Entertainment Enterprises Ltd.	298,105	522,674
	Zen Technologies Ltd.	2,232	29,640
	Zensar Technologies Ltd.	43,425	316,743
*	Zomato Ltd.	425,217	983,402
	Zydus Lifesciences Ltd.	60,952	697,970
	Zydus Wellnes Ltd.	2,351	46,662

TOTAL INDIA			191,266,419

INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk. PT	1,335,500	76,672
*	Adhi Karya Persero Tbk. PT	910,100	14,431
*	Adi Sarana Armada Tbk. PT	440,500	20,973
*	Agung Semesta Sejahtera Tbk. PT	344,900	147
*	Alam Sutera Realty Tbk. PT	2,532,800	20,544
	Arwana Citramulia Tbk. PT	996,500	39,845
	Astra Otoparts Tbk. PT	208,600	26,683
	Avia Avian Tbk. PT	389,300	12,197
	Bank BTPN Syariah Tbk. PT	785,300	58,630
*	Bank Bukopin Tbk. PT	1,382,400	5,606

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank Neo Commerce Tbk. PT	756,200	$11,374
	Bank OCBC Nisp Tbk. PT	451,000	36,060
*	Bank Pan Indonesia Tbk. PT	868,300	59,418
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	876,130	54,670
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	949,100	34,733
	Barito Pacific Tbk. PT	3,490,447	218,127
*	Bekasi Fajar Industrial Estate Tbk. PT	2,296,800	16,368
	BFI Finance Indonesia Tbk. PT	2,332,500	150,540
*	Bhakti Multi Artha Tbk. PT	841,400	20,718
*	Bintang Oto Global Tbk. PT	233,500	13,327
	BISI International Tbk. PT	170,900	19,812
	Blue Bird Tbk. PT	152,000	14,525
*	Bukalapak.com Tbk. PT	14,668,100	116,682
*	Bumi Serpong Damai Tbk. PT	802,800	45,774
*	Capital Financial Indonesia Tbk. PT	237,300	7,519
	Ciputra Development Tbk. PT	2,351,400	174,338
	Cisarua Mountain Dairy Tbk. PT	152,500	46,724
	Dayamitra Telekomunikasi PT	1,458,600	51,073
	Elang Mahkota Teknologi Tbk. PT	2,933,400	69,402
	Erajaya Swasembada Tbk. PT	3,413,900	84,748
	ESSA Industries Indonesia Tbk. PT	1,766,200	84,503
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	56,819
	Hexindo Adiperkasa Tbk. PT	63,500	23,031
	Impack Pratama Industri Tbk. PT	2,765,800	60,228
	Indomobil Sukses Internasional Tbk. PT	502,700	42,541
	Indosat Tbk. PT	174,100	117,655
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	90,510
*††	Inti Agri Resources Tbk. PT	550,900	0
*	Intiland Development Tbk. PT	938,200	10,661
	Jasa Marga Persero Tbk. PT	770,800	255,645
	Jaya Real Property Tbk. PT	709,100	29,208
	Kalbe Farma Tbk. PT	3,049,200	272,872
	KMI Wire & Cable Tbk. PT	229,100	4,870
*	M Cash Integrasi PT	54,100	3,818
	Map Aktif Adiperkasa PT	2,105,200	102,165
	Mayora Indah Tbk. PT	1,188,600	175,261
*	MD Pictures Tbk. PT	288,500	87,460
	Media Nusantara Citra Tbk. PT	2,337,100	45,109
	Medikaloka Hermina Tbk. PT	1,068,900	83,921
*	Merdeka Copper Gold Tbk. PT	1,154,832	185,993
*	Metro Healthcare Indonesia Tbk. PT	3,077,400	32,680
	Metrodata Electronics Tbk. PT	2,268,400	81,522
	Mitra Adiperkasa Tbk. PT	2,599,500	251,498
	Mitra Keluarga Karyasehat Tbk. PT	1,022,400	182,332
	Mitra Pinasthika Mustika Tbk. PT	395,200	25,012
*	MNC Digital Entertainment Tbk. PT	275,200	49,077
	Mulia Industrindo Tbk. PT	288,700	6,814
	Nippon Indosari Corpindo Tbk. PT	140,600	9,817
	Pabrik Kertas Tjiwi Kimia Tbk. PT	369,600	177,899
*	Pacific Strategic Financial Tbk. PT	943,000	65,826
*	Panin Financial Tbk. PT	3,818,900	68,510
*	Paninvest Tbk. PT	332,500	17,588
*††	Pool Advista Indonesia Tbk. PT	64,100	37
*	PP Persero Tbk. PT	893,600	22,992
	Prodia Widyahusada Tbk. PT	81,100	16,348
	Puradelta Lestari Tbk. PT	4,085,000	40,673
*	Quantum Clovera Investama Tbk. PT	1,622,300	891
*††	Rimo International Lestari Tbk. PT	3,949,000	0
*	Sarana Meditama Metropolitan Tbk. PT	696,400	10,884

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Sarana Menara Nusantara Tbk. PT	8,171,300	$403,721
	Sariguna Primatirta Tbk. PT	464,300	27,256
	Selamat Sempurna Tbk. PT	353,000	39,104
	Siloam International Hospitals Tbk. PT	724,800	107,019
*††	Sri Rejeki Isman Tbk. PT	1,498,800	2,523
	Sumber Alfaria Trijaya Tbk. PT	2,913,900	524,062
	Summarecon Agung Tbk. PT	2,645,445	83,574
	Surya Citra Media Tbk. PT	4,856,600	38,471
*	Surya Semesta Internusa Tbk. PT	1,772,300	116,423
	Telkom Indonesia Persero Tbk. PT	900,000	174,473
	Telkom Indonesia Persero Tbk. PT, ADR	9,876	192,088
	Tempo Scan Pacific Tbk. PT	253,800	30,264
	Tower Bersama Infrastructure Tbk. PT	952,400	115,613
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	888,200	101,601
	Unilever Indonesia Tbk. PT	1,275,300	205,384
*††	Waskita Beton Precast Tbk. PT	2,650,700	2,738
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,678
*††	Wijaya Karya Persero Tbk. PT	761,600	7,603

TOTAL INDONESIA			6,491,925

KUWAIT — (0.5%)
	Agility Public Warehousing Co. KSC	198,944	203,913
	Al Ahli Bank of Kuwait KSCP	123,312	95,994
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	100,363	69,014
	Al-Eid Food KSC	35,762	20,879
	Ali Alghanim Sons Automotive Co. KSCC	23,728	84,814
*	Arabi Group Holding KSC	12,547	20,349
	Arzan Financial Group for Financing & Investment KPSC	96,002	63,524
*	Asiya Capital Investments Co. KSCP	117,236	16,542
	Boubyan Bank KSCP	77,316	147,710
	Boubyan Petrochemicals Co. KSCP	44,472	99,243
	Boursa Kuwait Securities Co. KPSC	17,895	116,088
	Burgan Bank SAK	147,043	86,328
	Combined Group Contracting Co. SAK	17,825	25,382
	Commercial Facilities Co. SAKP	74,507	42,292
	Gulf Bank KSCP	528,706	442,446
	Gulf Cables & Electrical Industries Group Co. KSCP	20,292	82,603
	Heavy Engineering & Ship Building Co. KSCP, Class B	43,302	119,246
	Humansoft Holding Co. KSC	12,148	114,230
*	IFA Hotels & Resorts-KPSC	5,513	18,919
	Integrated Holding Co. KCSC	43,305	70,934
	Kuwait Finance House KSCP	433,095	1,011,445
	Kuwait Financial Centre SAK	66,525	26,972
	Kuwait Insurance Co. SAK	34,849	59,344
	Kuwait International Bank KSCP	104,830	54,744
	Kuwait Real Estate Co. KSC	153,392	109,957
	Kuwait Telecommunications Co.	51,876	92,377
	Mezzan Holding Co. KSCC	29,897	71,761
	National Bank of Kuwait SAKP	431,771	1,211,424
*	National Consumer Holding Co. SAK	61,028	21,972
	National Industries Group Holding SAK	238,950	166,637
	National Investments Co. KSCP	116,436	95,928
	Salhia Real Estate Co. KSCP	74,380	105,430
	Securities House KSC	53,827	9,236
*	Sultan Center Food Products Co. KSC	30,168	10,764
	Warba Bank KSCP	193,627	118,701

TOTAL KUWAIT			5,107,142

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (1.2%)
	Able Global Bhd.	28,800	$10,475
	Aeon Co. M Bhd.	108,000	25,090
#	AFFIN Bank Bhd.	118,693	63,354
	Ajinomoto Malaysia Bhd.	4,200	17,086
	Alliance Bank Malaysia Bhd.	227,400	181,868
	Allianz Malaysia Bhd.	5,200	22,925
	AME Elite Consortium Bhd.	38,000	14,088
	AMMB Holdings Bhd.	321,500	282,606
	Ancom Nylex Bhd.	138,471	29,855
	Apex Healthcare Bhd.	22,650	15,634
#	Astro Malaysia Holdings Bhd.	288,400	18,415
	Aurelius Technologies Bhd.	23,600	13,616
#	Bank Islam Malaysia Bhd.	142,500	76,307
#*	Berjaya Corp. Bhd.	475,686	28,861
#	Berjaya Food Bhd.	108,575	15,464
*	Berjaya Land Bhd.	294,800	21,537
#*	Bermaz Auto Bhd.	317,700	153,650
#	Cahya Mata Sarawak Bhd.	150,700	34,662
	Carlsberg Brewery Malaysia Bhd., Class B	33,900	132,665
*	Chin Hin Group Bhd.	12,300	15,162
	CIMB Group Holdings Bhd.	300,405	415,168
*	Coastal Contracts Bhd.	57,700	18,076
	CTOS Digital Bhd.	71,800	21,184
#	D&O Green Technologies Bhd.	126,900	87,964
#	Datasonic Group Bhd.	106,700	10,256
	Dayang Enterprise Holdings Bhd.	209,920	114,433
	Dialog Group Bhd.	579,300	291,820
	DRB-Hicom Bhd.	178,400	52,233
#	Duopharma Biotech Bhd.	106,742	26,376
	Dutch Lady Milk Industries Bhd.	2,500	17,219
*	Eastern & Oriental Bhd.	73,700	15,701
	Eco World Development Group Bhd.	183,900	56,127
*	Ekovest Bhd.	499,300	46,318
	Farm Fresh Bhd.	72,000	22,164
#	Formosa Prosonic Industries Bhd.	55,100	33,189
	Fraser & Neave Holdings Bhd.	35,500	234,933
	Frontken Corp. Bhd.	223,800	184,150
	Gamuda Bhd.	395,938	440,098
	Gas Malaysia Bhd.	52,900	40,098
	Genting Malaysia Bhd.	220,200	121,468
	Globetronics Technology Bhd.	139,600	36,733
*	Greatech Technology Bhd.	72,400	68,111
	Guan Chong Bhd.	77,900	44,684
#	Heineken Malaysia Bhd.	35,100	170,914
#*	Hengyuan Refining Co. Bhd.	31,700	20,201
	Hextar Global Bhd.	292,400	55,712
	Hong Leong Bank Bhd.	25,200	101,769
	Hong Leong Financial Group Bhd.	26,600	93,134
	Hong Leong Industries Bhd.	20,200	45,198
	Hup Seng Industries Bhd.	52,600	9,196
#	IHH Healthcare Bhd.	120,700	160,024
	IOI Properties Group Bhd.	176,500	79,704
#*	JAKS Resources Bhd.	487,500	13,761
	Kelington Group Bhd.	42,600	24,392
	Kerjaya Prospek Group Bhd.	130,895	49,376
	KPJ Healthcare Bhd.	156,000	65,883
#*	KSL Holdings Bhd.	72,900	26,189
#	LBS Bina Group Bhd.	93,730	13,427
#*Ω	Lotte Chemical Titan Holding Bhd.	127,315	29,333

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	LPI Capital Bhd.	58,600	$147,303
#	Magni-Tech Industries Bhd.	50,166	23,216
#	Magnum Bhd.	170,645	41,066
#	Mah Sing Group Bhd.	263,100	68,730
	Malayan Banking Bhd.	290,809	592,571
	Malaysia Airports Holdings Bhd.	176,153	368,672
#	Malaysia Building Society Bhd.	469,531	77,509
	Malaysian Pacific Industries Bhd.	24,400	154,235
	Malaysian Resources Corp. Bhd.	595,329	83,264
	Matrix Concepts Holdings Bhd.	151,350	57,973
	Maxis Bhd.	51,500	39,556
#	MBM Resources Bhd.	18,900	19,491
	MNRB Holdings Bhd.	83,200	30,462
Ω	MR DIY Group M Bhd.	543,650	177,699
*	MSM Malaysia Holdings Bhd.	21,100	14,209
*	Muhibbah Engineering M Bhd.	139,200	27,516
	My EG Services Bhd.	2,293,549	448,314
*	Nylex Malaysia Bhd.	2,285	115
	OCK Group Bhd.	100,800	12,433
	OSK Holdings Bhd.	267,600	81,738
#	PA Resources Bhd.	204,500	13,449
	Padini Holdings Bhd.	96,200	72,040
	Panasonic Manufacturing Malaysia Bhd.	3,800	15,122
#	Paramount Corp. Bhd.	90,300	20,804
	Pentamaster Corp. Bhd.	77,500	69,096
	Perak Transit Bhd.	59,199	9,165
	Petron Malaysia Refining & Marketing Bhd.	24,600	25,407
#	Petronas Chemicals Group Bhd.	108,700	154,252
	Petronas Dagangan Bhd.	60,800	276,199
#	PIE Industrial Bhd.	28,700	34,340
	Power Root Bhd.	33,600	12,178
	Press Metal Aluminium Holdings Bhd.	172,700	194,129
	Public Bank Bhd.	1,185,500	1,022,502
#	Ranhill Utilities Bhd.	131,524	30,745
	RCE Capital Bhd.	60,800	35,257
	REDtone Digital Bhd.	48,400	9,200
	RGB International Bhd.	253,600	21,469
	RHB Bank Bhd.	336,854	387,754
#	Sam Engineering & Equipment M Bhd.	43,000	44,151
*	Sapura Energy Bhd.	2,096,200	19,961
	Scientex Bhd.	225,000	197,865
	Sime Darby Bhd.	893,400	523,035
#	Sime Darby Property Bhd.	384,900	78,698
*	Solarvest Holdings Bhd.	32,100	10,344
	SP Setia Bhd. Group	451,564	137,503
#	Sports Toto Bhd.	293,682	86,679
#	Sunway Bhd.	372,700	274,264
#	Sunway Construction Group Bhd.	78,400	49,724
	Supermax Corp. Bhd.	277,151	49,304
#	Syarikat Takaful Malaysia Keluarga Bhd.	125,790	97,439
	Taliworks Corp. Bhd.	120,500	20,311
#	TASCO Bhd.	69,700	12,197
#	TIME dotCom Bhd.	254,500	275,078
#*	Tropicana Corp. Bhd.	190,196	59,660
#	Uchi Technologies Bhd.	66,700	55,382
#	UEM Sunrise Bhd.	434,700	96,886
*	Uzma Bhd.	37,400	9,432
	Velesto Energy Bhd.	1,333,600	75,149
	ViTrox Corp. Bhd.	89,100	139,180

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	VS Industry Bhd.	536,900	$102,235
*	Wasco Bhd.	54,800	16,616
#	WCT Holdings Bhd.	326,015	35,777
	Wellcall Holdings Bhd.	99,500	32,471
	Westports Holdings Bhd.	115,100	94,283
	Yinson Holdings Bhd.	499,640	256,350
#	YTL Power International Bhd.	236,500	226,720

TOTAL MALAYSIA			12,475,910

MEXICO — (2.4%)
#	Alpek SAB de CV	166,494	123,334
*	Alsea SAB de CV	78,647	329,174
	America Movil SAB de CV, ADR	58,214	1,109,559
	America Movil SAB de CV, Class B	451,926	430,538
	Arca Continental SAB de CV	50,506	491,358
Ω	Banco del Bajio SA	156,876	579,857
#	Becle SAB de CV	57,550	116,943
#	Bolsa Mexicana de Valores SAB de CV	85,972	161,096
	Coca-Cola Femsa SAB de CV, Sponsored ADR	1,755	174,008
	Coca-Cola Femsa SAB de CV	65,803	651,433
	Consorcio ARA SAB de CV	302,667	58,658
	Corp. Inmobiliaria Vesta SAB de CV	205,406	727,463
	Corporativo Fragua SAB de CV	283	12,687
	El Puerto de Liverpool SAB de CV, Class C1	34,405	275,087
	Fomento Economico Mexicano SAB de CV	108,726	1,278,760
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	134,132
	Genomma Lab Internacional SAB de CV, Class B	379,861	368,536
	Gentera SAB de CV	178,392	286,164
	Gruma SAB de CV, Class B	4,560	89,442
	Grupo Aeroportuario del Centro Norte SAB de CV	84,407	932,526
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,900	345,477
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	72,771	1,329,446
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,943	1,013,864
	Grupo Aeroportuario del Sureste SAB de CV, Class B	8,704	299,724
#	Grupo Bimbo SAB de CV, Class A	211,753	885,294
	Grupo Carso SAB de CV	18,695	146,236
	Grupo Comercial Chedraui SA de CV	110,713	815,220
	Grupo Elektra SAB de CV	2,060	132,878
	Grupo Financiero Banorte SAB de CV, Class O	241,696	2,397,384
*	Grupo Financiero Inbursa SAB de CV, Class O	257,293	709,064
	Grupo Herdez SAB de CV	47,672	134,494
	Grupo Hotelero Santa Fe SAB de CV	135,595	28,020
	Grupo Industrial Saltillo SAB de CV	41,911	54,631
	Grupo Mexico SAB de CV, Class B	243,967	1,507,602
#	Grupo Rotoplas SAB de CV	27,955	46,785
	Grupo Televisa SAB, Sponsored ADR	5,685	16,600
#	Grupo Televisa SAB	416,039	244,561
*	Industrias CH SAB de CV, Class B	11,451	123,683
#*	Industrias Penoles SAB de CV	37,595	537,829
	KUO SAB De CV, Class B	4,600	11,412
	La Comer SAB de CV	163,002	348,731
	Megacable Holdings SAB de CV	176,620	515,506
#*	Ollamani SAB	22,222	45,415
	Orbia Advance Corp. SAB de CV	337,621	552,626
	Organizacion Soriana SAB de CV, Class B	37,341	74,003
	Promotora y Operadora de Infraestructura SAB de CV	60,763	608,632
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,771	41,099
	Qualitas Controladora SAB de CV	25,574	334,403
	Regional SAB de CV	37,194	334,493

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#*	Sitios Latinoamerica SAB de CV	95,985	$29,808
	Wal-Mart de Mexico SAB de CV	585,330	2,181,651

TOTAL MEXICO			24,177,326

PERU — (0.1%)
	Credicorp Ltd.	4,787	792,775
	Intercorp Financial Services, Inc.	4,167	88,841

TOTAL PERU			881,616

PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	43,937
	Alliance Global Group, Inc.	592,300	103,282
	Apex Mining Co., Inc.	211,000	11,958
	Ayala Land, Inc.	201,000	99,640
*	AyalaLand Logistics Holdings Corp.	407,000	13,474
	Bank of the Philippine Islands	122,482	270,295
	Cebu Landmasters, Inc.	258,680	12,073
*	Converge Information & Communications Technology Solutions, Inc.	562,300	91,309
	Cosco Capital, Inc.	555,300	44,765
	D&L Industries, Inc.	536,700	58,090
*	DITO CME Holdings Corp.	492,100	18,827
	DoubleDragon Corp.	211,400	28,849
	Filinvest Development Corp.	39,100	3,812
	Ginebra San Miguel, Inc.	16,380	46,572
	Global Ferronickel Holdings, Inc.	557,000	18,056
	GT Capital Holdings, Inc.	6,690	73,939
*	Integrated Micro-Electronics, Inc.	206,100	6,016
	International Container Terminal Services, Inc.	93,490	534,707
	JG Summit Holdings, Inc.	125,753	73,424
	Jollibee Foods Corp.	37,930	154,226
	LT Group, Inc.	489,000	85,955
	Manila Electric Co.	2,590	16,545
	Manila Water Co., Inc.	131,100	56,315
Ω	Monde Nissin Corp.	114,500	21,114
	Nickel Asia Corp.	1,166,700	81,232
	Petron Corp.	1,035,100	53,704
	Philcomsat Holdings Corp.	9,969	18,459
	Philippine Stock Exchange, Inc.	130	440
	Puregold Price Club, Inc.	252,600	103,464
	Rizal Commercial Banking Corp.	34,700	13,645
	Robinsons Land Corp.	403,700	108,813
	Robinsons Retail Holdings, Inc.	105,680	65,692
	Security Bank Corp.	56,360	69,609
*	Shell Pilipinas Corp.	142,200	26,442
	SM Investments Corp.	9,810	161,066
	SSI Group, Inc.	90,000	6,741
	Synergy Grid & Development Phils, Inc.	150,700	25,780
	Vista Land & Lifescapes, Inc.	665,000	17,260
	Vistamalls, Inc.	23,100	925
	Wilcon Depot, Inc.	270,000	77,979

TOTAL PHILIPPINES			2,718,431

POLAND — (1.0%)
*	11 bit studios SA	239	32,808
	AB SA	2,614	56,520
*	Action SA	2,232	10,702
*	Alior Bank SA	26,162	666,484
*Ω	Allegro.eu SA	18,368	153,118

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Amica SA	1,140	$19,926
*	AmRest Holdings SE	10,607	68,729
	Apator SA	4,975	17,996
	Arctic Paper SA	2,194	11,073
#	ASBISc Enterprises PLC	19,306	116,451
	Asseco Poland SA	18,884	371,127
#	Asseco South Eastern Europe SA	6,922	85,154
	Auto Partner SA	16,874	112,132
	Bank Handlowy w Warszawie SA	6,369	175,494
*	Bank Ochrony Srodowiska SA	12,487	48,795
	Benefit Systems SA	550	373,085
*	Bioton SA	11,456	9,987
#	BNPP Bank Polska SA	2,154	53,634
	Boryszew SA	26,861	40,940
	Budimex SA	4,084	690,862
*	CCC SA	4,983	115,505
#	CD Projekt SA	9,504	276,494
	Celon Pharma SA	1,863	6,962
*	CI Games SA	29,151	10,569
	ComArch SA	1,063	63,481
	Creepy Jar SA	135	19,316
	Cyber Folks SA	1,462	40,152
#*	Cyfrowy Polsat SA	52,370	129,062
	Develia SA	68,631	112,232
*Ω	Dino Polska SA	5,346	512,160
	Dom Development SA	3,300	143,358
	Echo Investment SA	11,206	12,943
#	Erbud SA	1,787	18,559
*	Fabryki Mebli Forte SA	5,421	30,757
	Ferro SA	2,661	22,520
*	Grenevia SA	72,669	43,468
	Grupa Kety SA	3,355	695,205
	ING Bank Slaski SA	4,782	374,139
	Inter Cars SA	2,430	318,699
	KGHM Polska Miedz SA	16,311	560,766
	KRUK SA	2,451	278,607
	LPP SA	151	581,832
*	mBank SA	1,574	264,335
	Mirbud SA	15,876	38,534
	Neuca SA	841	188,902
#*	Newag SA	7,382	52,464
#*	Pepco Group NV	24,207	114,130
	PlayWay SA	481	35,787
*	Polimex-Mostostal SA	23,933	20,587
	Powszechny Zaklad Ubezpieczen SA	47,881	602,625
	Santander Bank Polska SA	1,542	211,305
*	Selvita SA	1,054	18,085
	Stalexport Autostrady SA	24,162	17,380
	Synektik SA	617	19,662
#	TEN Square Games SA	1,070	22,693
	Text SA	3,741	82,835
#	Unimot SA	1,194	38,502
	VRG SA	39,196	31,837
	Wawel SA	162	25,269
	Wirtualna Polska Holding SA	4,832	143,057
Ω	XTB SA	17,343	271,037

TOTAL POLAND			9,680,829

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (0.7%)
*	Aamal Co.	612,200	$131,272
	Al Khaleej Takaful Group QSC	30,672	21,655
	Al Meera Consumer Goods Co. QSC	37,943	136,795
	Alijarah Holding Co. QPSC	95,410	18,118
	Baladna	246,853	91,460
	Barwa Real Estate Co.	462,445	356,357
	Commercial Bank PSQC	464,780	529,771
	Doha Bank QPSC	593,574	243,681
*	Estithmar Holding QPSC	144,268	81,166
	Gulf International Services QSC	354,623	269,011
	Gulf Warehousing Co.	73,653	66,871
	Mannai Corp. QSC	86,031	90,921
	Masraf Al Rayan QSC	567,170	390,848
	Mazaya Real Estate Development QPSC	206,803	36,867
	Medicare Group	34,532	38,448
	Mesaieed Petrochemical Holding Co.	395,989	208,728
	Qatar Aluminum Manufacturing Co.	243,927	94,531
	Qatar Fuel QSC	102,898	408,058
	Qatar Industrial Manufacturing Co. QSC	50,886	36,731
	Qatar Insurance Co. SAQ	525,496	326,550
	Qatar International Islamic Bank QSC	163,865	452,373
	Qatar Islamic Bank SAQ	125,251	629,000
	Qatar Islamic Insurance Group	6,276	14,572
	Qatar National Bank QPSC	470,072	1,789,699
	Qatar Navigation QSC	84,782	245,946
	United Development Co. QSC	519,423	156,694
	Vodafone Qatar QSC	386,378	187,920
	Zad Holding Co.	5,626	21,592

TOTAL QATAR			7,075,635

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC, GDR	7,767	66,796
*††	Polyus PJSC, GDR	4,999	0
*††	Sberbank of Russia PJSC, Sponsored ADR	114,063	0
*††	VTB Bank PJSC, GDR	102,771	0

TOTAL RUSSIA			66,796

SAUDI ARABIA — (3.6%)
	Abdullah Al Othaim Markets Co.	133,820	443,687
	Advanced Petrochemical Co.	14,998	170,994
	Al Babtain Power & Telecommunication Co.	6,717	73,815
	Al Hammadi Holding	14,487	214,231
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,290	56,828
*	Al Khaleej Training & Education Co.	7,718	67,683
	Al Masane Al Kobra Mining Co.	2,243	35,582
	Al Moammar Information Systems Co.	3,391	142,053
	Al Rajhi Bank	181,888	3,868,623
*	Al Rajhi Co. for Co-operative Insurance	4,673	164,352
*	Al Sagr Cooperative Insurance Co.	2,533	21,023
*	AlAbdullatif Industrial Investment Co.	3,860	17,936
	Alamar Foods	1,295	32,381
	Alaseel Co.	22,170	30,671
	Aldrees Petroleum & Transport Services Co.	16,118	719,490
	Alinma Bank	109,815	974,117
*	AlJazira Takaful Ta’awuni Co.	8,814	43,437
*	AlKhorayef Water & Power Technologies Co.	2,481	154,148

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Allianz Saudi Fransi Cooperative Insurance Co.	14,715	$82,206
*	Allied Cooperative Insurance Group	5,788	28,998
	Almunajem Foods Co.	3,575	114,463
*	Alujain Corp.	10,656	127,512
*	Amana Cooperative Insurance Co.	6,034	22,234
	Amlak International Finance Co.	7,685	29,253
	Arab National Bank	125,878	1,034,636
*	Arabia Insurance Cooperative Co.	5,108	22,462
	Arabian Contracting Services Co.	4,742	276,208
	Arabian Internet & Communications Services Co.	6,578	608,327
*	Arabian Shield Cooperative Insurance Co.	8,999	54,320
	Arriyadh Development Co.	12,206	76,008
	Astra Industrial Group	7,787	360,496
	Ataa Educational Co.	385	7,276
	Baazeem Trading Co.	1,074	20,000
	Bank AlBilad	106,122	1,008,729
*	Bank Al-Jazira	129,688	559,085
	Banque Saudi Fransi	69,219	675,432
	Basic Chemical Industries Ltd.	1,702	15,704
*	Batic Investments & Logistic Co.	16,540	14,077
	Bawan Co.	5,287	66,672
	BinDawood Holding Co.	48,024	121,035
	Bupa Arabia for Cooperative Insurance Co.	28,357	1,825,463
*	Buruj Cooperative Insurance Co.	3,682	22,050
	Catrion Catering Holding Co.	10,006	336,684
	Cenomi Centers	24,422	162,899
	Co. for Cooperative Insurance	19,494	773,669
	Dallah Healthcare Co.	7,081	309,078
*	Dar Al Arkan Real Estate Development Co.	139,858	495,153
	Dr Sulaiman Al Habib Medical Services Group Co.	14,043	1,161,183
	Electrical Industries Co.	96,138	121,003
*	Emaar Economic City	71,273	147,287
*	Fawaz Abdulaziz Al Hokair & Co., Class C	13,915	42,600
	Fitaihi Holding Group	6,180	6,678
	Gulf Insurance Group	2,200	22,053
*	Gulf Union Cooperative Insurance Co.	2,078	12,711
	Herfy Food Services Co.	3,218	27,337
	Jarir Marketing Co.	245,050	883,292
	L’Azurde Co. for Jewelry	7,580	31,224
	Leejam Sports Co. JSC	4,865	271,567
*	Liva Insurance Co.	4,062	22,150
	Maharah Human Resources Co.	84,880	142,479
*	Malath Cooperative Insurance Co.	4,477	23,503
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	6,042	43,594
*	Methanol Chemicals Co.	10,280	46,278
*	Middle East Healthcare Co.	8,031	194,304
*	Middle East Specialized Cables Co.	5,782	51,168
	Mouwasat Medical Services Co.	23,680	846,858
	Nahdi Medical Co.	9,786	360,270
*	National Agriculture Development Co.	32,621	304,305
	National Co. for Glass Industries	4,087	47,393
	National Co. for Learning & Education	1,974	79,310
	National Gas & Industrialization Co.	7,958	179,996
	National Medical Care Co.	4,899	240,042
	Nayifat Finance Co.	8,009	30,282
*	Rabigh Refining & Petrochemical Co.	42,048	84,299
*	Raydan Food Co.	1,030	7,843
	Retal Urban Development Co.	16,684	40,758
	Riyad Bank	173,737	1,281,037

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	SABIC Agri-Nutrients Co.	23,186	$714,486
*	Saudi Arabian Cooperative Insurance Co.	4,238	22,320
	Saudi Aramco Base Oil Co.	6,535	263,269
	Saudi Automotive Services Co.	7,722	171,475
	Saudi Awwal Bank	99,562	1,080,437
	Saudi Basic Industries Corp.	40,310	908,197
	Saudi Ceramic Co.	10,634	99,957
	Saudi Chemical Co. Holding	84,129	180,216
*	Saudi Ground Services Co.	8,562	124,499
	Saudi Industrial Investment Group	78,275	483,245
	Saudi Marketing Co.	7,310	50,772
	Saudi National Bank	252,543	2,528,071
	Saudi Paper Manufacturing Co.	7,588	153,072
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	83,154
*	Saudi Printing & Packaging Co., Class C	6,278	25,579
*	Saudi Public Transport Co.	14,579	78,520
*	Saudi Real Estate Co.	27,499	165,187
*	Saudi Reinsurance Co.	3,543	25,885
*	Saudi Research & Media Group	14,165	905,483
	Saudi Tadawul Group Holding Co.	3,345	236,085
	Saudi Telecom Co.	157,866	1,584,071
	Saudia Dairy & Foodstuff Co.	2,906	283,104
	Savola Group	71,096	955,362
*	Scientific & Medical Equipment House Co.	1,619	22,573
*	Seera Group Holding	43,694	318,044
	SHL Finance Co.	8,823	38,061
*	Sinad Holding Co.	15,956	56,542
	Sumou Real Estate Co.	1,455	24,193
*	Takween Advanced Industries Co.	9,460	35,467
	Theeb Rent A Car Co.	6,477	117,941
	United Electronics Co.	11,267	297,317
	United International Transportation Co.	13,844	308,108
*	Walaa Cooperative Insurance Co.	6,451	52,631

TOTAL SAUDI ARABIA			35,627,307

SOUTH AFRICA — (2.1%)
	Adcock Ingram Holdings Ltd.	6,946	20,446
	Advtech Ltd.	88,669	134,856
	AECI Ltd.	31,856	158,639
	Afrimat Ltd.	22,859	77,911
	Altron Ltd., Class A	70,082	42,329
	Anglo American Platinum Ltd.	4,023	140,141
	Aspen Pharmacare Holdings Ltd.	85,420	1,017,601
*	Aveng Ltd.	38,394	12,804
	Barloworld Ltd.	30,984	142,369
	Bid Corp. Ltd.	40,511	926,329
	Bidvest Group Ltd.	76,667	999,817
*	Blue Label Telecoms Ltd.	146,716	33,382
*	Brait PLC	242,729	16,792
	Capitec Bank Holdings Ltd.	4,284	530,200
	Cashbuild Ltd.	3,768	30,928
	Clicks Group Ltd.	71,977	1,119,875
	Coronation Fund Managers Ltd.	65,377	105,831
	Curro Holdings Ltd.	25,364	14,474
	DataTec Ltd.	87,355	168,902
Ω	Dis-Chem Pharmacies Ltd.	159,029	276,826
	Discovery Ltd.	66,522	423,790
	DRDGOLD Ltd.	15,834	12,555
	Famous Brands Ltd.	9,394	27,442

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	FirstRand Ltd.	274,923	$949,075
	Foschini Group Ltd.	53,404	281,962
#	Gold Fields Ltd., Sponsored ADR	125,590	2,030,790
	Grindrod Ltd.	85,076	58,666
	Hudaco Industries Ltd.	9,126	81,323
	Impala Platinum Holdings Ltd.	104,036	463,121
	Investec Ltd.	35,909	229,110
	Invicta Holdings Ltd.	5,349	7,424
	Italtile Ltd.	118,320	59,668
	Kumba Iron Ore Ltd.	13,148	322,299
	Lewis Group Ltd.	9,835	23,033
	Life Healthcare Group Holdings Ltd.	189,378	108,049
	Momentum Metropolitan Holdings	326,607	355,504
	Motus Holdings Ltd.	47,712	211,294
	Mpact Ltd.	55,728	75,494
	Mr Price Group Ltd.	50,887	471,443
	MTN Group Ltd.	124,692	597,625
*	MultiChoice Group	107,838	689,255
	Naspers Ltd., Class N	7,648	1,463,656
	Nedbank Group Ltd.	29,829	362,696
	NEPI Rockcastle NV	112,234	754,362
	Netcare Ltd.	149,969	90,817
	Ninety One Ltd.	72,198	149,319
	Northam Platinum Holdings Ltd.	21,388	141,710
	Old Mutual Ltd.	699,670	411,090
	Omnia Holdings Ltd.	62,300	176,860
	OUTsurance Group Ltd.	26,021	55,940
Ω	Pepkor Holdings Ltd.	279,134	263,320
	Pick n Pay Stores Ltd.	60,972	65,247
	PSG Financial Services Ltd.	138,634	111,183
	Raubex Group Ltd.	27,796	44,821
	Reunert Ltd.	39,531	138,757
	RFG Holdings Ltd.	21,034	15,013
	Sanlam Ltd.	154,560	559,102
	Santam Ltd.	10,369	165,339
	Sappi Ltd.	80,693	216,774
	Sibanye Stillwater Ltd.	433,352	494,606
*	Southern Sun Ltd.	40,847	11,197
*	SPAR Group Ltd.	53,894	277,672
	Spur Corp. Ltd.	15,300	24,680
	Stadio Holdings Ltd.	56,665	14,159
	Standard Bank Group Ltd.	65,692	616,898
	Super Group Ltd.	28,312	41,914
*	Transaction Capital Ltd.	30,228	4,366
	Truworths International Ltd.	71,174	284,529
	Vodacom Group Ltd.	12,364	59,166
*	We Buy Cars Pty. Ltd.	9,878	10,491
	Wilson Bayly Holmes-Ovcon Ltd.	16,745	123,730
	Woolworths Holdings Ltd.	147,247	471,519
*	Zeda Ltd.	44,692	27,913

TOTAL SOUTH AFRICA			21,098,220

SOUTH KOREA — (13.9%)
*	3S Korea Co. Ltd.	7,967	14,883
	ABco Electronics Co. Ltd.	2,081	18,121
	Actro Co. Ltd.	1,337	7,430
*	ADTechnology Co. Ltd.	1,279	35,998
	Advanced Nano Products Co. Ltd.	823	68,780
	Advanced Process Systems Corp.	5,818	145,755

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Chemical Co. Ltd.	3,816	$34,145
	Aekyung Industrial Co. Ltd.	2,237	33,431
*	Agabang&Company	12,217	44,769
	Ahnlab, Inc.	1,244	56,893
	AJ Networks Co. Ltd.	2,003	6,939
	Ajin Industrial Co. Ltd.	8,452	24,222
*	Alteogen, Inc.	3,127	398,362
*	ALUKO Co. Ltd.	17,469	41,735
*	Amicogen, Inc.	3,596	19,841
*	Aminologics Co. Ltd.	7,906	8,518
*	Amo Greentech Co. Ltd.	2,247	16,807
	Amorepacific Corp.	3,913	476,937
	Amorepacific Group	7,089	171,135
*	Amotech Co. Ltd.	2,092	11,233
*	Anam Electronics Co. Ltd.	13,023	17,578
*	Ananti, Inc.	9,179	42,091
*	Anterogen Co. Ltd.	1,450	15,032
*	Apact Co. Ltd.	2,976	12,725
*	Aprogen Biologics	4,565	5,251
*	Aprogen, Inc.	35,723	40,545
*	APS, Inc.	1,919	9,960
*	Aroot Co. Ltd.	33,216	9,421
	Asia Paper Manufacturing Co. Ltd.	6,685	40,985
	Atinum Investment Co. Ltd.	5,620	11,376
	Avaco Co. Ltd.	2,470	32,315
	Baiksan Co. Ltd.	4,496	44,637
*	Beno Tnr, Inc.	2,978	9,039
	BGF Co. Ltd.	7,644	20,796
	BGF retail Co. Ltd.	3,572	336,753
	BGFecomaterials Co. Ltd.	5,526	15,968
	BH Co. Ltd.	8,967	112,045
*	BHI Co. Ltd.	4,278	26,693
*	Binex Co. Ltd.	3,695	37,161
	Binggrae Co. Ltd.	1,377	70,898
	Bio Plus Co. Ltd.	4,968	23,025
*	Biodyne Co. Ltd.	2,825	18,430
*	Bioneer Corp.	1,671	36,447
	BIT Computer Co. Ltd.	2,278	9,941
*	BNC Korea Co. Ltd.	5,378	24,931
	BNK Financial Group, Inc.	58,811	355,069
	Boditech Med, Inc.	7,077	81,248
	BoKwang Industry Co. Ltd.	4,410	17,170
	Bolak Co. Ltd.	10,055	8,270
	Bookook Securities Co. Ltd.	462	8,098
	Boryung	8,638	69,354
*	Bosung Power Technology Co. Ltd.	7,684	18,147
	Brand X Co. Ltd.	5,226	18,810
*	Bubang Co. Ltd.	9,684	13,812
*	Bukwang Pharmaceutical Co. Ltd.	4,615	21,167
*	BusinessOn Communication Co. Ltd.	1,217	12,567
	BYC Co. Ltd.	800	22,574
	Byucksan Corp.	8,835	14,324
*	C&C International Corp.	406	24,729
*	Cafe24 Corp.	1,154	12,540
*	CammSys Corp.	17,801	18,064
	Cape Industries Ltd.	6,153	25,067
	Caregen Co. Ltd.	3,329	52,426
*	Celltrion Pharm, Inc.	2,534	174,926
	Celltrion, Inc.	22,338	3,033,098

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Chabiotech Co. Ltd.	4,235	$52,125
	Changhae Ethanol Co. Ltd.	2,011	13,257
	Cheil Worldwide, Inc.	36,083	492,138
	Chemtronics Co. Ltd.	3,577	71,995
*	Chemtros Co. Ltd.	2,178	10,700
	Cheryong Electric Co. Ltd.	2,416	107,260
*	ChinHung International, Inc.	23,967	16,473
	Chinyang Holdings Corp.	7,730	18,309
*	Chips&Media, Inc.	2,006	31,172
*	Choil Aluminum Co. Ltd.	11,512	19,656
	Chong Kun Dang Pharmaceutical Corp.	2,477	185,886
	Chongkundang Holdings Corp.	793	35,242
	Choong Ang Vaccine Laboratory	1,601	12,571
*††	Chorokbaem Media Co. Ltd.	4,200	3,078
*	Chunbo Co. Ltd.	750	41,689
*	CJ CGV Co. Ltd.	11,618	48,101
	CJ CheilJedang Corp.	1,523	369,155
	CJ Corp.	4,599	421,743
*	CJ ENM Co. Ltd.	3,346	183,058
	CJ Freshway Corp.	2,433	40,170
	CJ Logistics Corp.	3,421	301,786
*	CKD Bio Corp.	912	16,010
	Classys, Inc.	5,351	145,629
	CLIO Cosmetics Co. Ltd.	714	18,035
*	CMG Pharmaceutical Co. Ltd.	8,816	13,413
*	CoAsia Corp.	1,572	8,418
*	Com2uS Holdings Corp.	880	18,947
	Com2uSCorp.	2,881	82,700
*	Comtec Systems Co. Ltd.	19,277	9,673
*	ContentreeJoongAng Corp.	1,661	16,029
	Cosmax, Inc.	4,122	415,874
*	Cosmecca Korea Co. Ltd.	513	13,154
*	CosmoAM&T Co. Ltd.	2,840	306,716
*	Cosmochemical Co. Ltd.	3,839	87,780
	Coway Co. Ltd.	29,817	1,194,661
	Cowintech Co. Ltd.	2,140	35,566
	CR Holdings Co. Ltd.	5,692	24,808
	Creas F&C Co. Ltd.	2,536	15,320
*	Creative & Innovative System	3,518	28,878
	Creverse, Inc.	1,427	19,558
*	CrystalGenomics Invites Co. Ltd.	5,676	12,289
	CS Wind Corp.	5,723	214,444
*	CTC BIO, Inc.	2,098	12,303
	Cuckoo Holdings Co. Ltd.	3,109	44,004
	Cuckoo Homesys Co. Ltd.	1,747	29,157
*	Curexo, Inc.	2,147	18,800
	Cymechs, Inc.	1,162	17,617
	D.I Corp.	2,915	41,387
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	9,825
	Dae Hyun Co. Ltd.	9,204	12,804
	Dae Won Kang Up Co. Ltd.	9,092	37,680
*	Daea TI Co. Ltd.	5,700	12,656
*	Daebo Magnetic Co. Ltd.	512	9,271
	Daebongls Co. Ltd.	2,018	15,170
	Daechang Forging Co. Ltd.	5,126	24,684
	Daedong Corp.	5,235	45,229
	Daeduck Co. Ltd.	1,972	8,968
	Daeduck Electronics Co. Ltd.	1,490	24,723
	Daehan Flour Mill Co. Ltd.	341	33,825

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan New Pharm Co. Ltd.	2,297	$13,264
*	Dae-Il Corp.	5,949	25,177
*	Daejoo Electronic Materials Co. Ltd.	861	57,745
	Daesang Corp.	4,045	64,000
	Daesang Holdings Co. Ltd.	2,845	17,820
	Daesung Energy Co. Ltd.	2,804	17,766
	Daesung Holdings Co. Ltd.	898	5,913
	Daewon Media Co. Ltd.	2,643	19,473
	Daewon Pharmaceutical Co. Ltd.	4,099	44,261
	Daewon San Up Co. Ltd.	2,161	10,260
*	Daewoo Engineering & Construction Co. Ltd.	96,173	264,989
	Daewoong Co. Ltd.	5,521	75,058
	Daewoong Pharmaceutical Co. Ltd.	1,028	82,924
	Daihan Pharmaceutical Co. Ltd.	1,066	21,889
	Daishin Securities Co. Ltd.	10,870	123,153
	Daol Investment & Securities Co. Ltd.	12,487	28,648
	Daou Data Corp.	4,343	38,995
	Daou Technology, Inc.	6,145	87,405
*	Dasan Networks, Inc.	7,361	20,164
*	Dawonsys Co. Ltd.	4,647	45,070
	DB Financial Investment Co. Ltd.	6,205	19,079
	DB Insurance Co. Ltd.	21,505	1,508,465
*	DB, Inc.	36,593	37,908
*	Dear U Co. Ltd.	2,835	54,026
	Dentium Co. Ltd.	2,450	228,582
	Deutsch Motors, Inc.	5,379	20,240
	Device ENG Co. Ltd.	1,253	15,378
*	Devsisters Co. Ltd.	812	27,992
*	Dexter Studios Co. Ltd.	4,357	22,038
	DGB Financial Group, Inc.	37,239	227,469
	Digital Daesung Co. Ltd.	4,602	23,446
*	DIO Corp.	1,645	24,321
*	DK Tech Co. Ltd.	1,394	8,719
	DL E&C Co. Ltd.	10,812	289,838
	DL Holdings Co. Ltd.	2,910	111,666
	DMS Co. Ltd.	7,907	35,957
	DN Automotive Corp.	682	41,159
	DNF Co. Ltd.	3,548	55,538
	Dohwa Engineering Co. Ltd.	4,413	23,733
	Dong A Eltek Co. Ltd.	1,716	12,623
	Dong-A Socio Holdings Co. Ltd.	536	42,746
	Dong-A ST Co. Ltd.	1,283	62,463
	Dongbang Transport Logistics Co. Ltd.	14,438	22,885
	Dongjin Semichem Co. Ltd.	13,474	416,573
	Dongkoo Bio & Pharma Co. Ltd.	6,721	32,377
	DongKook Pharmaceutical Co. Ltd.	5,585	66,288
	Dongkuk Holdings Co. Ltd.	6,767	40,986
	Dongkuk Steel Mill Co. Ltd.	11,214	95,203
*	Dongkuk Structures & Construction Co. Ltd.	6,207	13,187
	Dongsuh Cos., Inc.	5,441	74,812
	Dongsung Chemical Co. Ltd.	11,196	37,197
	Dongsung Finetec Co. Ltd.	5,249	48,642
*	Dongwha Enterprise Co. Ltd.	702	28,596
	Dongwha Pharm Co. Ltd.	3,999	25,174
	Dongwon Development Co. Ltd.	13,299	25,893
	Dongwon F&B Co. Ltd.	1,675	47,022
	Dongwon Metal Co. Ltd.	6,801	8,363
	Dongwon Systems Corp.	1,256	38,656
	Dongwoon Anatech Co. Ltd.	2,915	42,618

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongyang E&P, Inc.	1,464	$21,423
	Doosan Bobcat, Inc.	20,815	777,959
	Doosan Co. Ltd.	2,716	296,682
*	Doosan Enerbility Co. Ltd.	69,007	833,215
*	Doosan Fuel Cell Co. Ltd.	4,019	57,441
	Doosan Tesna, Inc.	3,921	136,719
	DoubleUGames Co. Ltd.	5,109	161,258
	Douzone Bizon Co. Ltd.	2,931	125,772
*	Dream Security Co. Ltd.	10,040	24,206
	Dreamtech Co. Ltd.	11,149	75,732
	Drgem Corp.	1,242	9,162
	DSC Investment, Inc.	3,558	9,342
*	DSK Co. Ltd.	2,111	9,899
	Duck Yang Industry Co. Ltd.	3,457	12,655
*	Duksan Hi-Metal Co. Ltd.	3,756	19,850
*	Duksan Techopia Co. Ltd.	961	28,237
	Duksung Co. Ltd.	3,764	23,903
	DY Corp.	4,932	20,557
	DY POWER Corp.	3,390	31,973
*††	E Investment&Development Co. Ltd.	19,186	3,623
	E1 Corp.	1,179	58,514
	Easy Bio, Inc.	3,302	9,888
	Echo Marketing, Inc.	5,576	55,136
*††	Eco Volt Co. Ltd.	12,005	8,668
	Ecoplastic Corp.	11,596	38,400
#*	Ecopro BM Co. Ltd.	5,230	889,020
*	Ecopro Co. Ltd.	14,506	1,096,520
#	Ecopro HN Co. Ltd.	2,454	120,552
*††	Ehwa Technologies Information Co. Ltd.	39,858	4,874
	Elensys Co. Ltd.	4,341	20,223
	Elentec Co. Ltd.	4,729	26,731
	E-MART, Inc.	5,360	245,819
*	EMKOREA Co. Ltd.	4,828	9,738
*	EMRO, Inc.	732	35,275
	EM-Tech Co. Ltd.	2,530	61,495
*	Enchem Co. Ltd.	542	110,876
	ENF Technology Co. Ltd.	3,799	76,175
*	Enzychem Lifesciences Corp.	19,669	27,892
	Eo Technics Co. Ltd.	1,424	241,749
*	Eoflow Co. Ltd.	6,694	20,593
*††	E-TRON Co. Ltd.	141,985	7,705
*	Eubiologics Co. Ltd.	2,493	24,154
	Eugene Investment & Securities Co. Ltd.	13,616	42,714
	Eugene Technology Co. Ltd.	3,358	127,735
*	Eutilex Co. Ltd.	3,553	5,658
*	EV Advanced Material Co. Ltd.	9,422	17,207
*	Exem Co. Ltd.	9,439	17,743
	Exicon Co. Ltd.	1,987	29,788
	F&F Co. Ltd.	6,120	289,701
	F&F Holdings Co. Ltd.	657	7,142
	Fila Holdings Corp.	17,136	504,443
*	Fine M-Tec Co. Ltd.	3,760	23,277
	Fine Semitech Corp.	2,256	53,311
*	Firstec Co. Ltd.	4,429	10,594
*	Flask Co. Ltd.	12,050	6,879
*	Foosung Co. Ltd.	4,894	27,232
	Fursys, Inc.	987	26,909
	Gabia, Inc.	3,274	42,034
	Galaxia Moneytree Co. Ltd.	1,980	10,980

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GAMSUNG Corp. Co. Ltd.	12,046	$27,812
*	Gaon Cable Co. Ltd.	1,356	48,208
	GC Cell Corp.	1,292	35,775
*	GemVax & Kael Co. Ltd.	3,004	25,545
*	Gemvaxlink Co. Ltd.	20,885	45,778
*	GeneOne Life Science, Inc.	11,675	20,700
*	Genexine, Inc.	4,234	22,880
	Geumhwa PSC Co. Ltd.	1,330	26,991
*	Giantstep, Inc.	1,630	10,701
	Global Standard Technology Co. Ltd.	1,924	66,735
	GOLFZON Co. Ltd.	1,788	100,607
	Golfzon Newdin Holdings Co. Ltd.	4,684	13,040
	Gradiant Corp.	4,366	51,129
	Grand Korea Leisure Co. Ltd.	4,689	48,039
	Green Chemical Co. Ltd.	4,719	25,418
	Green Cross Corp.	915	75,177
	Green Cross Holdings Corp.	6,082	70,354
	Green Cross Wellbeing Corp.	1,507	11,108
*	GS Engineering & Construction Corp.	20,989	248,806
	GS Holdings Corp.	4,851	156,841
	GS Retail Co. Ltd.	15,988	229,178
	Gwangju Shinsegae Co. Ltd.	735	16,538
	HAESUNG DS Co. Ltd.	3,254	116,415
	Han Kuk Carbon Co. Ltd.	7,732	63,296
	Hana Financial Group, Inc.	72,441	3,055,330
	Hana Materials, Inc.	1,780	68,634
	Hana Micron, Inc.	10,893	211,120
	Hana Pharm Co. Ltd.	1,053	10,105
*	Hana Technology Co. Ltd.	253	10,812
	Hana Tour Service, Inc.	2,011	89,941
*	Hanall Biopharma Co. Ltd.	2,608	67,567
	Hancom, Inc.	2,264	38,804
	Handok, Inc.	2,093	20,906
	Handsome Co. Ltd.	4,735	67,044
	Hanjin Transportation Co. Ltd.	2,334	35,042
	Hankook Shell Oil Co. Ltd.	185	36,130
	Hankook Tire & Technology Co. Ltd.	12,208	518,013
	Hanmi Pharm Co. Ltd.	1,717	391,137
	Hanmi Science Co. Ltd.	1,225	29,910
	Hanmi Semiconductor Co. Ltd.	3,947	375,859
	HanmiGlobal Co. Ltd.	2,006	23,499
	Hannong Chemicals, Inc.	1,310	16,970
	Hanon Systems	58,163	232,935
	Hansae Co. Ltd.	8,611	134,050
	Hansae Yes24 Holdings Co. Ltd.	908	3,107
	Hanshin Machinery Co.	4,076	13,298
	Hansol Chemical Co. Ltd.	2,911	403,768
	Hansol Holdings Co. Ltd.	10,383	21,127
*	Hansol IONES Co. Ltd.	3,098	28,348
	Hansol Paper Co. Ltd.	4,665	36,315
	Hansol Technics Co. Ltd.	9,847	39,686
	Hanwha Aerospace Co. Ltd.	11,376	1,727,975
*	Hanwha Engine	4,700	43,133
*	Hanwha Galleria Corp.	15,046	15,136
	Hanwha General Insurance Co. Ltd.	19,605	71,301
*	Hanwha Investment & Securities Co. Ltd.	28,229	68,654
	Hanwha Life Insurance Co. Ltd.	117,810	249,898
*	Hanwha Ocean Co. Ltd.	9,007	207,399
	Hanwha Solutions Corp.	29,382	534,759

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Systems Co. Ltd.	8,504	$120,166
*	Hanyang Digitech Co. Ltd.	1,023	21,048
	Hanyang Eng Co. Ltd.	4,035	59,121
	Hanyang Securities Co. Ltd.	2,979	22,791
	HB SOLUTION Co. Ltd.	6,888	31,346
	HB Technology Co. Ltd.	20,026	50,535
	HD Hyundai Co. Ltd.	12,659	612,860
	HD Hyundai Construction Equipment Co. Ltd.	4,937	194,100
	HD Hyundai Electric Co. Ltd.	5,228	922,295
*	HD Hyundai Energy Solutions Co. Ltd.	870	14,870
*	HD Hyundai Heavy Industries Co. Ltd.	876	86,636
	HD Hyundai Infracore Co. Ltd.	52,436	311,955
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	452,916
	HDC Holdings Co. Ltd.	11,304	71,600
	HDC Hyundai Development Co-Engineering & Construction, Class E	13,317	168,896
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	6,275
	Hecto Financial Co. Ltd.	710	9,268
	Hecto Innovation Co. Ltd.	2,056	19,683
	Heerim Architects & Planners	5,446	25,266
#	HFR, Inc.	3,248	36,271
	Hite Jinro Co. Ltd.	10,080	152,830
	Hitejinro Holdings Co. Ltd.	2,275	14,934
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	18,750
*	HJ Shipbuilding & Construction Co. Ltd.	6,945	15,780
	HK inno N Corp.	2,746	76,707
	HL Holdings Corp.	1,851	45,351
	HL Mando Co. Ltd.	9,010	254,101
*	HLB Biostep Co. Ltd.	2,115	5,660
*	HLB Life Science Co. Ltd.	4,396	54,382
*	HLB Therapeutics Co. Ltd.	7,712	62,497
*	HLB, Inc.	10,998	878,741
	HMM Co. Ltd.	33,271	379,859
	Home Center Holdings Co. Ltd.	29,955	24,683
*	Homecast Co. Ltd.	6,694	13,951
	Hotel Shilla Co. Ltd.	10,393	445,214
*	Hugel, Inc.	1,496	228,720
*	Humax Co. Ltd.	9,576	16,959
	Humedix Co. Ltd.	1,698	41,221
	Huons Co. Ltd.	1,603	39,823
	Huons Global Co. Ltd.	1,464	22,584
	Huvitz Co. Ltd.	4,877	45,793
	Hwa Shin Co. Ltd.	5,583	43,639
	Hwangkum Steel & Technology Co. Ltd.	2,449	12,016
	HwaSung Industrial Co. Ltd.	2,547	18,359
	HYBE Co. Ltd.	1,137	164,929
	Hy-Lok Corp.	2,158	42,226
	Hyosung Advanced Materials Corp., Class C	734	193,665
	Hyosung Corp.	3,220	139,841
	Hyosung Heavy Industries Corp.	1,771	395,206
	Hyosung TNC Corp.	1,089	288,647
*	Hyulim ROBOT Co. Ltd.	5,837	11,285
	Hyundai Autoever Corp.	2,005	221,281
	Hyundai Bioland Co. Ltd.	797	5,235
	Hyundai Corp.	2,484	30,709
	Hyundai Corp. Holdings, Inc.	1,866	14,717
	Hyundai Department Store Co. Ltd.	1,955	73,949
	Hyundai Elevator Co. Ltd.	6,595	192,262
	Hyundai Engineering & Construction Co. Ltd.	19,589	499,033
	HYUNDAI EVERDIGM Corp.	2,354	11,225

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Ezwel Co. Ltd.	4,878	$20,383
	Hyundai Futurenet Co. Ltd.	13,368	44,981
	Hyundai GF Holdings	31,259	109,160
	Hyundai Glovis Co. Ltd.	957	125,281
	Hyundai Green Food	5,187	45,558
	Hyundai Home Shopping Network Corp.	1,928	75,989
*	Hyundai Livart Furniture Co. Ltd.	3,789	20,823
	Hyundai Marine & Fire Insurance Co. Ltd.	25,855	583,652
*	Hyundai Mipo Dockyard Co. Ltd.	3,356	180,711
	Hyundai Mobis Co. Ltd.	7,066	1,155,993
	Hyundai Motor Co.	16,935	3,046,198
	Hyundai Motor Securities Co. Ltd.	5,127	32,931
	Hyundai Movex Co. Ltd.	6,879	14,576
	Hyundai Pharmaceutical Co. Ltd.	3,292	8,986
	Hyundai Rotem Co. Ltd.	29,853	800,385
	Hyundai Steel Co.	8,499	197,355
	Hyundai Wia Corp.	4,160	173,162
	HyVision System, Inc.	4,257	64,960
	i3system, Inc.	1,346	41,190
*	iA, Inc.	22,351	6,122
*	ICD Co. Ltd.	4,838	30,628
*	Icure Pharm, Inc.	975	1,330
	IDIS Holdings Co. Ltd.	952	7,060
*	Il Dong Pharmaceutical Co. Ltd.	983	10,985
	Iljin Diamond Co. Ltd.	1,822	20,595
	Iljin Electric Co. Ltd.	7,256	114,790
	Iljin Holdings Co. Ltd.	6,856	21,215
*	Iljin Hysolus Co. Ltd.	724	12,156
	Iljin Power Co. Ltd.	2,335	21,288
	Ilshin Spinning Co. Ltd.	7,844	50,969
	Ilsung Pharmaceuticals Co. Ltd.	1,584	22,726
	Ilyang Pharmaceutical Co. Ltd.	2,498	24,973
	iMarketKorea, Inc.	5,701	34,782
	InBody Co. Ltd.	3,848	82,536
	Incross Co. Ltd.	2,185	14,623
	Industrial Bank of Korea	78,233	786,518
*	Infinitt Healthcare Co. Ltd.	2,990	11,158
	Innocean Worldwide, Inc.	7,966	130,648
	InnoWireless Co. Ltd.	369	6,825
	Innox Advanced Materials Co. Ltd.	4,725	109,188
*	Innox Corp.	828	11,493
*	Inscobee, Inc.	5,576	4,916
*	Insung Information Co. Ltd.	8,315	16,804
	Intellian Technologies, Inc.	761	34,823
	Intelligent Digital Integrated Security Co. Ltd.	1,685	22,443
*	Interflex Co. Ltd.	2,044	21,446
	Interojo Co. Ltd.	1,228	22,124
	iNtRON Biotechnology, Inc.	3,888	19,460
	Inzi Controls Co. Ltd.	2,405	13,195
	IS Dongseo Co. Ltd.	3,763	72,736
	ISC Co. Ltd.	2,345	122,817
	i-SENS, Inc.	3,346	47,228
*	ISU Abxis Co. Ltd.	2,469	12,151
*	ISU Chemical Co. Ltd.	3,108	27,171
	IsuPetasys Co. Ltd.	10,649	298,725
*	ITCEN Co. Ltd.	3,543	13,066
*	ITEK, Inc.	4,474	24,584
*	ITM Semiconductor Co. Ltd.	554	7,829
*	Jahwa Electronics Co. Ltd.	1,279	23,301

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JASTECH Ltd.	1,874	$11,850
	JB Financial Group Co. Ltd.	31,430	301,567
	JC Chemical Co. Ltd.	4,150	18,726
	Jeil Pharmaceutical Co. Ltd.	637	7,634
*	Jeisys Medical, Inc.	12,838	89,016
*	Jeju Semiconductor Corp.	3,960	62,908
*	Jin Air Co. Ltd.	2,007	20,195
	Jinsung T.E.C	3,429	24,259
	JLS Co. Ltd.	1,866	9,288
*	JNK Heaters Co. Ltd.	5,027	15,259
*	JoyCity Corp.	7,651	13,654
	JS Corp.	1,238	16,832
	Jusung Engineering Co. Ltd.	11,541	285,843
	JVM Co. Ltd.	1,438	31,030
	JW Holdings Corp.	12,831	28,028
	JW Life Science Corp.	2,713	24,396
	JW Pharmaceutical Corp.	3,147	69,899
*	JW Shinyak Corp.	3,755	4,930
	JYP Entertainment Corp.	7,012	335,376
	K Car Co. Ltd.	1,385	13,248
	Kakao Corp.	13,894	482,523
*	Kakao Games Corp.	9,612	150,113
	KakaoBank Corp.	12,257	219,839
*	Kakaopay Corp.	1,762	44,405
	Kangnam Jevisco Co. Ltd.	731	14,669
	Kangwon Land, Inc.	11,157	123,286
	KAON Group Co. Ltd.	4,947	19,901
	KB Financial Group, Inc.	55,087	2,987,747
	KC Co. Ltd.	2,179	34,445
	KC Tech Co. Ltd.	3,067	80,412
	KCC Corp.	1,009	182,708
	KCI Ltd.	1,125	5,927
	KCTC	5,926	17,468
	KEC Corp.	31,873	31,368
	KEPCO Engineering & Construction Co., Inc.	1,501	70,768
	KEPCO Plant Service & Engineering Co. Ltd.	9,618	244,044
	Keyang Electric Machinery Co. Ltd.	4,288	6,092
*	KEYEAST Co. Ltd.	2,966	12,302
	KG Chemical Corp.	16,370	67,246
	KG Dongbusteel	8,845	45,084
	KG Eco Solution Co. Ltd.	7,203	46,778
*††	KG Mobility Co.	8,509	37,686
	Kginicis Co. Ltd.	5,479	45,625
	KGMobilians Co. Ltd.	5,530	19,992
	KH Vatec Co. Ltd.	4,841	53,740
	Kia Corp.	39,120	3,314,347
*	KidariStudio, Inc.	6,220	20,755
	KINX, Inc.	659	43,619
	KISCO Corp.	4,439	38,064
	KISCO Holdings Co. Ltd.	1,214	20,118
	KISWIRE Ltd.	3,178	58,974
	KIWOOM Securities Co. Ltd.	5,117	485,928
*	KMW Co. Ltd.	1,668	18,390
*	KNW Co. Ltd.	1,699	9,367
	Koh Young Technology, Inc.	7,378	86,035
	Kolmar BNH Co. Ltd.	3,724	42,622
	Kolmar Holdings Co. Ltd.	3,468	21,102
	Kolmar Korea Co. Ltd.	5,100	184,117
	Kolon Corp.	1,302	15,407

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Industries, Inc.	6,836	$196,770
*	Kolon Life Science, Inc.	479	7,738
	Kolon Mobility Group Corp.	4,190	10,131
	Kolon Plastic, Inc.	3,630	18,893
	KoMiCo Ltd.	1,679	109,895
	KONA I Co. Ltd.	2,442	30,976
	Korea Alcohol Industrial Co. Ltd.	5,044	38,673
	Korea Asset In Trust Co. Ltd.	20,730	46,117
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	13,531
*	Korea Circuit Co. Ltd.	4,698	53,604
	Korea Electric Terminal Co. Ltd.	1,432	66,412
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	25,832
	Korea Export Packaging Industrial Co. Ltd.	8,020	15,687
*	Korea Gas Corp.	7,365	146,527
*	Korea Information & Communications Co. Ltd.	5,535	35,401
	Korea Information Certificate Authority, Inc.	2,886	10,006
	Korea Investment Holdings Co. Ltd.	14,347	693,441
	Korea Movenex Co. Ltd.	5,239	19,235
	Korea Parts & Fasteners Co. Ltd.	4,097	13,631
	Korea Petrochemical Ind Co. Ltd.	456	44,709
	Korea Petroleum Industries Co.	1,794	20,222
	Korea Ratings Corp.	163	10,000
	Korea Real Estate Investment & Trust Co. Ltd.	47,912	35,114
	Korea United Pharm, Inc.	1,508	26,772
	Korea Zinc Co. Ltd.	909	302,801
	Korean Reinsurance Co.	47,117	278,496
*	KOSES Co. Ltd.	2,319	24,834
	KPX Chemical Co. Ltd.	815	26,764
*	Krafton, Inc.	6,258	1,077,043
*	Kt alpha Co. Ltd.	5,035	18,541
	KT Skylife Co. Ltd.	6,097	24,555
	KTCS Corp.	13,494	31,088
	Kukdong Oil & Chemicals Co. Ltd.	4,500	12,698
*	Kukje Pharma Co. Ltd.	5,534	20,064
*	Kum Yang Co. Ltd.	2,603	174,656
*	Kumho HT, Inc.	38,994	17,021
	Kumho Petrochemical Co. Ltd.	3,896	387,506
*	Kumho Tire Co., Inc.	19,186	97,148
*	KUMHOE&C Co. Ltd.	8,092	24,782
	Kumkang Kind Co. Ltd.	7,189	28,235
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	65,313
	Kwang Myung Electric Co. Ltd.	8,027	15,420
	Kyeryong Construction Industrial Co. Ltd.	1,770	17,578
	Kyobo Securities Co. Ltd.	6,735	24,426
	Kyongbo Pharmaceutical Co. Ltd.	1,775	9,555
	Kyung Dong Navien Co. Ltd.	1,921	82,600
	Kyungbang Co. Ltd.	3,048	16,797
	Kyungchang Industrial Co. Ltd.	3,490	5,856
	Kyungdong Pharm Co. Ltd.	5,683	26,155
	Kyung-In Synthetic Corp.	12,630	31,245
	L&C Bio Co. Ltd.	1,830	26,700
*	L&F Co. Ltd.	2,397	280,401
*	LabGenomics Co. Ltd.	21,308	42,241
*	Lake Materials Co. Ltd.	14,801	242,274
*	LB Semicon, Inc.	9,863	52,052
	Lee Ku Industrial Co. Ltd.	6,450	30,638
	LEENO Industrial, Inc.	2,877	512,610
	LF Corp.	5,047	56,241
	LG Chem Ltd.	5,372	1,543,634

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LG Corp.	3,554	$202,784
	LG Electronics, Inc.	33,146	2,207,592
	LG H&H Co. Ltd.	3,880	1,169,074
	LG Innotek Co. Ltd.	5,080	807,480
	LG Uplus Corp.	34,447	244,660
	Lion Chemtech Co. Ltd.	3,122	6,824
	LOT Vacuum Co. Ltd.	3,505	50,053
	Lotte Chemical Corp.	3,650	282,062
	Lotte Chilsung Beverage Co. Ltd.	845	77,315
	Lotte Corp.	6,719	133,926
*	Lotte Data Communication Co.	1,008	22,044
	LOTTE Fine Chemical Co. Ltd.	5,030	163,263
	LOTTE Himart Co. Ltd.	1,317	9,150
*	Lotte Non-Life Insurance Co. Ltd.	23,154	57,952
	Lotte Rental Co. Ltd.	3,468	68,038
	Lotte Shopping Co. Ltd.	2,237	112,162
	Lotte Wellfood Co. Ltd.	488	47,223
	LS Corp.	7,915	782,062
	LS Eco Energy Ltd.	2,895	63,598
	LS Electric Co. Ltd.	5,301	668,986
	LS Marine Solution Co. Ltd.	4,505	36,807
*	LVMC Holdings	36,724	74,529
	LX Hausys Ltd.	1,948	60,568
	LX Semicon Co. Ltd.	2,691	141,662
	M.I.Tech Co. Ltd.	1,379	7,769
*	M2N Co. Ltd.	9,547	18,366
	Macquarie Korea Infrastructure Fund	93,789	854,067
	Macrogen, Inc.	1,168	17,085
	Maeil Dairies Co. Ltd.	1,150	33,771
	MAKUS, Inc.	1,880	16,648
	Mcnex Co. Ltd.	2,935	53,988
*	MDS Tech, Inc.	21,260	24,467
*	ME2ON Co. Ltd.	9,199	17,506
	Mediana Co. Ltd.	2,343	10,435
*	Medipost Co. Ltd.	2,524	12,930
	Medytox, Inc.	767	74,296
	Meerecompany, Inc.	1,096	23,487
	MegaStudy Co. Ltd.	2,286	18,372
	MegaStudyEdu Co. Ltd.	1,139	49,716
	Meritz Financial Group, Inc.	28,050	1,603,827
	META BIOMED Co. Ltd.	4,839	14,634
	Mgame Corp.	4,951	19,302
	Mi Chang Oil Industrial Co. Ltd.	177	10,041
*	MiCo Ltd.	8,660	66,039
*	Mirae Asset Life Insurance Co. Ltd.	28,380	102,327
	Mirae Asset Securities Co. Ltd.	63,331	345,159
*	Mirae Asset Venture Investment Co. Ltd.	8,034	32,856
	Miwon Chemicals Co. Ltd.	147	7,687
	Miwon Commercial Co. Ltd.	534	75,196
	Miwon Holdings Co. Ltd.	286	16,316
	Miwon Specialty Chemical Co. Ltd.	566	56,754
	MK Electron Co. Ltd.	3,608	30,527
*	MNTech Co. Ltd.	3,176	38,278
	Modetour Network, Inc.	1,021	12,349
	Motonic Corp.	2,192	13,039
*	Motrex Co. Ltd.	3,095	32,104
	MS Autotech Co. Ltd.	8,274	27,439
	Muhak Co. Ltd.	3,862	14,357
	Multicampus Co. Ltd.	679	17,299

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Myoung Shin Industrial Co. Ltd.	3,221	$33,911
	Namhae Chemical Corp.	3,870	20,000
*	Namsun Aluminum Co. Ltd.	27,512	38,044
*	Namuga Co. Ltd.	2,446	25,325
	Namyang Dairy Products Co. Ltd.	94	35,071
*	NanoenTek, Inc.	3,575	8,590
	Nasmedia Co. Ltd.	1,024	13,946
	Nature Holdings Co. Ltd.	1,987	20,296
	NAVER Corp.	5,364	707,509
	NCSoft Corp.	2,498	315,623
	NeoPharm Co. Ltd.	1,577	29,548
	Neowiz	3,515	54,891
*	Neowiz Holdings Corp.	920	13,058
*	Nepes Ark Corp.	2,642	54,142
*	NEPES Corp.	4,586	58,245
*	Neptune Co.	3,349	14,726
*Ω	Netmarble Corp.	7,024	281,238
	New Power Plasma Co. Ltd.	5,541	22,720
	Nexen Corp.	4,007	12,378
*	Nexon Games Co. Ltd.	5,900	57,004
	NEXTIN, Inc.	1,876	88,280
	NH Investment & Securities Co. Ltd., Class C	56,591	508,673
	NHN Corp.	5,819	99,302
	NHN KCP Corp.	8,103	67,905
	Nice Information & Telecommunication, Inc.	2,046	33,093
	NICE Information Service Co. Ltd.	15,565	118,913
	NICE Total Cash Management Co. Ltd., Class C	5,667	24,253
	Nong Shim Holdings Co. Ltd.	454	21,845
	Nong Woo Bio Co. Ltd.	3,393	19,642
	NongShim Co. Ltd.	877	251,821
	NOROO Paint & Coatings Co. Ltd.	2,751	18,734
	NOVAREX Co. Ltd.	2,936	21,941
	NPC	6,680	24,872
	OCI Co. Ltd.	955	64,644
#	OCI Holdings Co. Ltd.	4,183	285,028
*	Omnisystem Co. Ltd.	2,041	1,465
	ONEJOON Co. Ltd.	1,388	15,925
	OptoElectronics Solutions Co. Ltd.	742	6,747
*	OPTRON-TEC, Inc.	7,058	23,017
*	Orbitech Co. Ltd.	3,497	7,073
	Orion Corp.	8,829	590,870
	Orion Holdings Corp.	7,752	82,402
*	OSTEONIC Co. Ltd.	5,251	17,196
*††	Osung Advanced Materials Co. Ltd.	18,332	18,433
	Ottogi Corp.	500	150,305
	Paik Kwang Industrial Co. Ltd.	9,444	53,601
	Pan Ocean Co. Ltd.	49,160	145,335
	Park Systems Corp.	1,126	119,752
	Partron Co. Ltd.	11,262	65,116
	Paseco Co. Ltd.	1,912	12,575
*	Pearl Abyss Corp.	4,270	98,118
*	People & Technology, Inc.	4,736	135,817
	PHA Co. Ltd.	2,660	21,559
	PharmaResearch Co. Ltd.	1,452	132,999
*	PharmGen Science, Inc.	4,774	18,295
*	Pharmicell Co. Ltd.	3,920	16,606
*	PHC Co. Ltd.	1,155	8,357
*	Philenergy Co. Ltd.	104	1,877
	Philoptics Co. Ltd.	1,534	32,761

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	PI Advanced Materials Co. Ltd.	4,049	$61,120
#	Posco DX Co. Ltd.	11,911	346,141
	Posco M-Tech Co. Ltd.	4,685	68,586
*	Power Logics Co. Ltd.	5,517	31,633
	Protec Co. Ltd.	1,501	41,535
	PSK, Inc.	6,562	138,737
	Pulmuone Co. Ltd.	3,204	28,369
*	Rainbow Robotics	593	74,877
*	Ray Co. Ltd.	1,975	18,959
	Rayence Co. Ltd.	1,568	9,736
*	Refine Co. Ltd.	1,479	11,262
	Reyon Pharmaceutical Co. Ltd.	587	5,814
	RFHIC Corp.	1,978	22,264
*	RFTech Co. Ltd.	9,790	27,346
*	Robostar Co. Ltd.	1,279	28,873
	Rorze Systems Corp.	1,438	12,517
	Rsupport Co. Ltd.	3,117	8,135
	S&S Tech Corp.	1,157	34,779
	S-1 Corp.	8,607	370,717
	Sajodongaone Co. Ltd.	23,286	16,862
*	Sam Chun Dang Pharm Co. Ltd.	801	60,293
	Sam Yung Trading Co. Ltd.	3,832	36,820
	Sambo Motors Co. Ltd.	3,324	12,442
*	Sambu Engineering & Construction Co. Ltd.	32,771	37,447
	Samchully Co. Ltd.	452	30,016
	Samho Development Co. Ltd.	5,403	12,959
	SAMHWA Paints Industrial Co. Ltd.	4,611	26,130
	Samick THK Co. Ltd.	1,425	14,148
*	Samil Pharmaceutical Co. Ltd.	2,871	19,171
	Samji Electronics Co. Ltd.	3,059	20,297
	Samjin Pharmaceutical Co. Ltd.	1,297	18,522
*	Samkee Corp.	10,510	14,363
	Sammok S-Form Co. Ltd.	1,045	14,834
*Ω	Samsung Biologics Co. Ltd.	1,334	749,784
	Samsung C&T Corp.	12,252	1,321,173
	Samsung Card Co. Ltd.	10,148	285,845
	Samsung Electro-Mechanics Co. Ltd.	8,195	914,099
	Samsung Electronics Co. Ltd., GDR	4,978	7,006,241
	Samsung Electronics Co. Ltd.	282,243	15,688,939
*	Samsung Engineering Co. Ltd.	76,812	1,456,303
	Samsung Fire & Marine Insurance Co. Ltd.	13,622	3,048,952
*	Samsung Heavy Industries Co. Ltd.	56,148	380,428
	Samsung Life Insurance Co. Ltd.	9,807	617,967
*	Samsung Pharmaceutical Co. Ltd.	8,786	10,870
	Samsung Publishing Co. Ltd.	769	10,222
	Samsung SDI Co. Ltd.	5,171	1,600,264
	Samsung SDS Co. Ltd.	5,763	662,049
	Samsung Securities Co. Ltd.	28,770	787,029
	SAMT Co. Ltd.	10,436	27,621
	Samwha Capacitor Co. Ltd.	2,032	73,044
	Samwha Electric Co. Ltd.	664	31,134
	Samyang Foods Co. Ltd.	998	212,367
	Samyang Holdings Corp.	702	35,341
	Samyang Packaging Corp.	1,826	22,616
	Samyang Tongsang Co. Ltd.	207	7,481
	Samyoung Co. Ltd.	3,277	9,111
*	Sangbo Corp.	8,316	10,891
	Sangsin Energy Display Precision Co. Ltd.	2,574	29,794
	Saramin Co. Ltd.	2,216	28,783

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Satrec Initiative Co. Ltd.	231	$8,546
*	SBI Investment Korea Co. Ltd.	18,153	11,109
*	S-Connect Co. Ltd.	13,733	16,681
*	SD Biosensor, Inc.	8,048	61,081
	SeAH Besteel Holdings Corp.	4,085	65,324
	SeAH Steel Corp.	387	38,291
	SeAH Steel Holdings Corp.	552	92,219
	Sebang Co. Ltd.	2,671	23,220
	Sebang Global Battery Co. Ltd.	743	54,593
	Seegene, Inc.	8,464	135,082
	Segyung Hitech Co. Ltd.	7,275	50,286
	Sejin Heavy Industries Co. Ltd.	3,584	18,216
	Sejong Industrial Co. Ltd.	4,190	17,869
	Sejong Telecom, Inc.	31,306	14,451
	Sekonix Co. Ltd.	2,406	13,079
*	Selvas AI, Inc.	3,696	44,060
	Sempio Co.	203	7,328
	Seobu T&D	4,251	23,307
	Seohan Co. Ltd.	28,267	17,848
	Seohee Construction Co. Ltd.	48,194	48,476
*	Seoul Auction Co. Ltd.	1,312	8,414
	Seoul City Gas Co. Ltd.	273	11,262
	Seoul Semiconductor Co. Ltd.	6,036	42,549
	SEOWONINTECH Co. Ltd.	3,755	15,722
	Seoyon Co. Ltd.	2,977	20,000
	Seoyon E-Hwa Co. Ltd.	3,804	50,059
	Sewoon Medical Co. Ltd.	3,371	6,666
	SFA Engineering Corp.	4,986	92,530
*	SFA Semicon Co. Ltd.	15,076	60,369
	SGC Energy Co. Ltd.	1,224	21,771
	Shin Heung Energy & Electronics Co. Ltd.	3,770	27,856
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	25,221
	Shindaeyang Paper Co. Ltd.	4,560	18,746
	Shinhan Financial Group Co. Ltd.	59,943	2,013,918
	Shinil Electronics Co. Ltd.	13,867	18,686
	Shinsegae Information & Communication Co. Ltd.	2,950	23,858
	Shinsegae International, Inc.	3,950	50,999
	Shinsegae, Inc.	1,903	227,887
	Shinsung Delta Tech Co. Ltd.	4,388	257,418
*	Shinsung E&G Co. Ltd.	13,700	21,170
	Shinsung Tongsang Co. Ltd.	13,006	17,111
*	Shinyoung Securities Co. Ltd.	961	47,028
*	Showbox Corp.	8,954	23,202
*	Signetics Corp.	13,083	16,881
	Simmtech Co. Ltd.	6,997	152,636
	SIMPAC, Inc.	4,358	13,198
	Sindoh Co. Ltd.	1,876	50,025
	Sinil Pharm Co. Ltd.	2,016	10,327
*	SK Biopharmaceuticals Co. Ltd.	3,861	242,895
*	SK Bioscience Co. Ltd.	2,682	112,961
	SK Chemicals Co. Ltd.	2,286	99,349
	SK D&D Co. Ltd.	2,166	19,018
	SK Discovery Co. Ltd.	4,909	161,011
*	SK Eternix Co. Ltd.	3,243	46,898
	SK Gas Ltd.	1,119	133,387
*Ω	SK IE Technology Co. Ltd.	1,543	65,307
*	SK Innovation Co. Ltd.	11,600	920,244
*	SK oceanplant Co. Ltd.	2,702	25,491
	SK Securities Co. Ltd.	104,448	45,302

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Telecom Co. Ltd.	7,958	$294,301
*	SKC Co. Ltd.	2,773	219,171
	SL Corp.	3,598	86,755
	SM Entertainment Co. Ltd.	4,243	241,602
*	SMEC Co. Ltd.	6,427	18,998
	SNT Dynamics Co. Ltd.	2,696	30,743
	SNT Holdings Co. Ltd.	1,335	21,756
	S-Oil Corp.	14,063	734,223
	Solid, Inc.	17,755	73,944
*	SOLUM Co. Ltd.	9,104	171,515
	Solus Advanced Materials Co. Ltd.	3,812	48,760
	Songwon Industrial Co. Ltd.	5,440	56,382
*	Sonid, Inc.	14,915	23,552
	Soop Co. Ltd.	2,451	198,388
	Soosan Heavy Industries Co. Ltd.	6,285	9,043
	Soulbrain Co. Ltd.	1,646	355,350
	Soulbrain Holdings Co. Ltd.	2,168	89,239
	SPC Samlip Co. Ltd.	1,041	43,885
	SPG Co. Ltd.	2,484	50,005
	Spigen Korea Co. Ltd.	1,087	23,865
	ST Pharm Co. Ltd.	316	21,289
	Straffic Co. Ltd.	4,180	12,216
*	Studio Dragon Corp.	4,005	122,846
*	STX Heavy Industries Co. Ltd.	3,940	45,721
*	Sugentech, Inc.	2,106	8,305
	Suheung Co. Ltd.	1,302	20,710
	Sung Kwang Bend Co. Ltd.	5,622	46,347
*	Sungchang Enterprise Holdings Ltd.	19,478	28,032
*	Sungeel Hitech Co. Ltd.	231	13,284
	Sungwoo Hitech Co. Ltd.	13,423	90,805
	Sunny Electronics Corp.	5,903	8,538
*	Suprema, Inc.	1,181	20,539
	SV Investment Corp.	10,569	15,271
*	SY Co. Ltd.	6,825	23,141
*	Synergy Innovation Co. Ltd.	5,017	10,002
*	Synopex, Inc.	15,074	94,539
	Systems Technology, Inc.	2,490	63,565
*	T Scientific Co. Ltd.	10,802	9,342
	T&L Co. Ltd.	1,035	44,866
	Tae Kyung Industrial Co. Ltd.	5,533	24,082
	Taekwang Industrial Co. Ltd.	83	40,065
	Taekyung BK Co. Ltd.	5,136	20,434
*††	Taewoong Co. Ltd.	2,925	47,006
*	Taihan Electric Wire Co. Ltd.	9,628	95,275
	TCC Steel	1,682	63,523
	TechWing, Inc.	9,021	221,832
*	Telcon RF Pharmaceutical, Inc.	13,831	7,726
	Telechips, Inc.	1,642	30,323
	TEMC CNS Co. Ltd.	1,631	14,353
	TES Co. Ltd.	3,159	54,592
*	Theragen Etex Co. Ltd.	12,996	37,261
	TK Corp.	4,663	41,753
	TKG Huchems Co. Ltd.	8,276	118,084
	TLB Co. Ltd.	759	15,646
	Tokai Carbon Korea Co. Ltd.	1,319	115,625
	Tongyang Life Insurance Co. Ltd.	12,025	46,123
	Tongyang, Inc.	46,058	30,699
	Toptec Co. Ltd.	5,346	31,591
	Tovis Co. Ltd.	4,782	65,492

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	7,330	$16,817
*	TS Nexgen Co. Ltd.	5,347	3,390
*	TSE Co. Ltd.	1,175	69,316
*	Tuksu Construction Co. Ltd.	2,777	14,358
	TYM Corp.	11,325	39,600
	UBCare Co. Ltd.	3,061	10,696
	Ubiquoss Holdings, Inc.	1,137	10,171
	Ubiquoss, Inc.	1,210	14,919
	Ubivelox, Inc.	1,708	12,541
	Uju Electronics Co. Ltd.	1,295	18,743
*	Uni-Chem Co. Ltd.	21,092	27,683
	Unid Co. Ltd.	1,058	73,242
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	69,085
	Uniquest Corp.	3,582	17,898
*	Unison Co. Ltd.	11,710	8,066
	UniTest, Inc.	3,147	32,537
	Unitrontech Co. Ltd.	2,869	11,762
	Value Added Technology Co. Ltd.	2,937	62,335
*	Viatron Technologies, Inc.	4,010	25,540
*	VICTEK Co. Ltd.	3,541	11,758
*††	Vidente Co. Ltd.	12,986	5,854
	Vieworks Co. Ltd.	1,077	21,354
*	Vina Tech Co. Ltd.	498	16,945
	Vitzro Tech Co. Ltd.	2,270	14,027
	Vitzrocell Co. Ltd.	2,983	37,309
*	VM, Inc.	3,810	44,293
*	VT Co. Ltd.	6,488	103,620
	Webcash Corp.	3,333	21,961
	Webzen, Inc.	5,138	60,398
*	Wemade Co. Ltd.	1,057	35,827
	Whanin Pharmaceutical Co. Ltd.	2,615	26,710
	Wins Co. Ltd.	2,128	19,276
	WiSoL Co. Ltd.	4,967	31,897
	Won Tech Co. Ltd.	2,144	15,876
*	Wonik Holdings Co. Ltd.	10,865	27,813
*	WONIK IPS Co. Ltd.	3,743	99,688
	Wonik Materials Co. Ltd.	1,797	46,547
	Wonik QnC Corp.	4,248	96,658
	Woojin, Inc.	2,166	13,049
*	Woongjin Co. Ltd.	11,317	9,202
*	Woongjin Thinkbig Co. Ltd.	12,192	18,911
*	Wooree Bio Co. Ltd.	4,851	8,921
	Woori Financial Group, Inc., Sponsored ADR	773	24,118
	Woori Financial Group, Inc.	178,328	1,827,460
*	Woori Technology Investment Co. Ltd.	10,762	64,903
*	Woori Technology, Inc.	22,299	23,622
	Woory Industrial Co. Ltd.	1,680	17,996
	Wooshin Systems Co. Ltd.	3,662	21,782
*	Woosu AMS Co. Ltd.	4,819	10,146
	Worldex Industry & Trading Co. Ltd., Class C	3,898	66,656
*	Wysiwyg Studios Co. Ltd.	6,944	10,670
	Y G-1 Co. Ltd.	3,071	12,830
*	Y2 Solution Co. Ltd.	5,578	17,410
*	YC Corp.	4,787	47,285
	Yesco Holdings Co. Ltd.	725	20,866
	YG Entertainment, Inc.	4,302	130,983
*	YG PLUS	16,489	47,721
*	YMT Co. Ltd.	1,245	11,524
	Yoosung Enterprise Co. Ltd.	4,273	8,269

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Youlchon Chemical Co. Ltd.	1,214	$29,253
	Young Poong Corp.	119	34,960
	Young Poong Precision Corp.	1,490	12,850
	Youngone Corp.	8,797	243,439
	Youngone Holdings Co. Ltd.	1,616	99,296
	Yuanta Securities Korea Co. Ltd.	27,085	54,241
	Yuhan Corp.	7,903	411,120
	YuHwa Securities Co. Ltd.	6,972	11,341
*	Yungjin Pharmaceutical Co. Ltd.	3,689	5,628
	Zeus Co. Ltd.	3,741	44,888
	Zinus, Inc.	2,715	24,695

TOTAL SOUTH KOREA			138,898,186

TAIWAN — (18.7%)
	104 Corp.	2,000	14,144
	Aaeon Technology, Inc.	4,000	18,866
	ABC Taiwan Electronics Corp.	19,210	11,770
	Abico Avy Co. Ltd.	36,021	30,114
#	Ability Enterprise Co. Ltd.	47,000	58,388
	Ability Opto-Electronics Technology Co. Ltd.	10,200	63,957
	Abnova Corp.	17,000	16,270
#	AcBel Polytech, Inc.	146,382	177,948
	Accton Technology Corp.	106,000	1,484,996
#	Acer, Inc.	1,074,000	1,477,774
	ACES Electronic Co. Ltd.	25,764	32,033
*	Acon Holding, Inc.	48,041	15,391
	Acter Group Corp. Ltd.	35,518	226,915
	Action Electronics Co. Ltd.	52,000	31,639
	ADATA Technology Co. Ltd.	66,027	200,773
	Addcn Technology Co. Ltd.	10,715	65,991
*	Adimmune Corp.	34,000	28,441
	Advanced Ceramic X Corp.	8,000	53,792
	Advanced Energy Solution Holding Co. Ltd.	4,000	76,843
	Advanced International Multitech Co. Ltd.	22,000	50,702
*	Advanced Optoelectronic Technology, Inc.	36,000	29,702
	Advanced Power Electronics Corp.	13,000	32,530
	Advancetek Enterprise Co. Ltd.	98,000	174,275
	Advantech Co. Ltd.	63,406	737,502
	AEON Motor Co. Ltd.	9,000	8,707
	Aerospace Industrial Development Corp.	102,000	178,767
	AGV Products Corp.	138,000	51,130
	Airmate Cayman International Co. Ltd.	21,836	10,750
	Airtac International Group	14,532	514,517
	Alchip Technologies Ltd.	8,000	754,520
#	Alexander Marine Co. Ltd.	4,000	47,795
*	ALI Corp.	49,000	34,445
	Allied Supreme Corp.	15,000	195,274
	Allis Electric Co. Ltd.	54,036	240,979
	Alltek Technology Corp.	27,475	29,152
	Alltop Technology Co. Ltd.	12,001	81,069
	Alpha Networks, Inc.	59,772	59,411
	Altek Corp.	72,000	85,643
	Amazing Microelectronic Corp.	18,295	56,327
	Ambassador Hotel	13,000	27,564
	AMICCOM Electronics Corp.	18,000	17,938
	AMPACS Corp.	9,000	16,583
	Ampire Co. Ltd.	16,000	19,626
	AMPOC Far-East Co. Ltd.	22,000	66,603
	AmTRAN Technology Co. Ltd.	185,489	86,721

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Amulaire Thermal Technology, Inc.	16,883	$24,085
	Anji Technology Co. Ltd.	14,278	16,386
	Anpec Electronics Corp.	17,000	104,784
	AP Memory Technology Corp.	9,000	103,995
#	Apac Opto Electronics, Inc.	20,000	61,349
	Apacer Technology, Inc.	16,000	32,980
	APCB, Inc.	35,000	21,939
	Apex Science & Engineering	30,600	12,814
	Arcadyan Technology Corp.	31,805	167,676
	Argosy Research, Inc.	14,013	68,715
	ASE Technology Holding Co. Ltd.	380,000	1,709,467
	Asia Optical Co., Inc.	68,000	133,192
	Asia Polymer Corp.	90,295	53,691
	Asia Tech Image, Inc.	21,000	46,391
	Asia Vital Components Co. Ltd.	86,158	1,699,536
	ASIX Electronics Corp.	7,000	25,119
#	ASMedia Technology, Inc.	3,000	177,390
	ASolid Technology Co. Ltd.	5,000	12,086
	ASPEED Technology, Inc.	11,600	1,086,166
	ASROCK, Inc.	13,000	89,410
	Asustek Computer, Inc.	142,000	1,862,009
	Aten International Co. Ltd.	20,000	49,472
	Audix Corp.	21,000	46,115
	AURAS Technology Co. Ltd.	14,000	338,461
	Aurora Corp.	17,000	38,146
	Aurotek Corp.	21,000	28,076
	Avalue Technology, Inc.	11,000	41,222
	Avermedia Technologies	30,400	34,152
	Axiomtek Co. Ltd.	21,986	57,773
#*	Azurewave Technologies, Inc.	20,000	26,906
	Bafang Yunji International Co. Ltd., Class C	5,000	26,098
*	Bank of Kaohsiung Co. Ltd.	210,135	74,782
	Baolong International Co. Ltd.	14,000	6,827
	BenQ Materials Corp.	52,000	55,040
	BES Engineering Corp.	385,000	208,554
	Bin Chuan Enterprise Co. Ltd.	29,000	21,272
	Bionime Corp.	5,000	10,472
	Bioteque Corp.	10,000	37,256
	Bizlink Holding, Inc.	29,077	204,844
	Bora Pharmaceuticals Co. Ltd.	9,896	231,944
#	Brave C&H Supply Co. Ltd.	6,000	30,705
	Bright Led Electronics Corp.	27,000	16,553
	Brighten Optix Corp.	2,000	11,071
	Brighton-Best International Taiwan, Inc.	90,000	96,180
	Brogent Technologies, Inc.	3,000	11,579
	Browave Corp.	9,000	29,192
	C Sun Manufacturing Ltd.	26,267	107,135
	Cameo Communications, Inc.	32,537	9,561
	Capital Futures Corp.	17,312	29,556
	Capital Securities Corp.	359,000	273,511
	Carnival Industrial Corp.	21,000	7,334
#	Castles Technology Co. Ltd.	19,458	76,052
	Caswell, Inc.	8,000	27,949
	Catcher Technology Co. Ltd.	151,000	1,008,631
	Cathay Chemical Works	14,000	20,670
	Cathay Financial Holding Co. Ltd.	1,014,188	1,568,294
#	Cathay Real Estate Development Co. Ltd.	234,000	274,868
	Cayman Engley Industrial Co. Ltd.	8,000	14,183
#	CCP Contact Probes Co. Ltd.	22,000	30,782

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Celxpert Energy Corp.	33,316	$25,423
#	Center Laboratories, Inc.	96,986	129,240
*	Central Reinsurance Co. Ltd.	105,642	87,754
	Century Iron & Steel Industrial Co. Ltd.	14,000	95,590
	Chailease Holding Co. Ltd.	181,470	957,120
*	ChainQui Construction Development Co. Ltd.	34,700	27,038
	Champion Microelectronic Corp.	4,100	7,706
	Chang Hwa Commercial Bank Ltd.	484,343	270,830
	Chang Wah Electromaterials, Inc.	70,000	95,944
	Chang Wah Technology Co. Ltd.	63,000	78,252
#	Channel Well Technology Co. Ltd.	43,000	99,157
#	Chant Sincere Co. Ltd.	5,000	10,951
	CHC Healthcare Group	21,000	35,793
	Chen Full International Co. Ltd.	29,000	35,854
	Chenbro Micom Co. Ltd.	15,000	130,512
	Cheng Loong Corp.	234,000	209,555
	Cheng Mei Materials Technology Corp.	141,065	57,647
	Cheng Uei Precision Industry Co. Ltd.	93,000	132,409
	Chia Chang Co. Ltd.	34,000	47,671
	Chia Hsin Cement Corp.	92,320	52,148
	Chicony Electronics Co. Ltd.	179,185	1,109,264
	Chicony Power Technology Co. Ltd.	37,055	196,884
	Chieftek Precision Co. Ltd.	9,680	20,192
	Chien Kuo Construction Co. Ltd.	24,000	18,080
	Chien Shing Harbour Service Co. Ltd.	8,000	11,666
	China Bills Finance Corp.	222,000	103,916
	China Chemical & Pharmaceutical Co. Ltd.	76,000	51,162
*	China Development Financial Holding Corp.	2,432,019	1,016,690
	China Electric Manufacturing Corp.	63,900	33,554
	China General Plastics Corp.	110,971	62,208
	China Glaze Co. Ltd.	40,000	31,341
*	China Man-Made Fiber Corp.	347,588	81,617
	China Metal Products	53,000	77,070
#	China Motor Corp.	64,200	281,212
*	China Petrochemical Development Corp.	97,000	33,453
	China Steel Chemical Corp.	33,000	114,203
	China Wire & Cable Co. Ltd.	21,000	28,447
	Ching Feng Home Fashions Co. Ltd.	35,875	27,557
	Chipbond Technology Corp.	174,000	404,871
	Chlitina Holding Ltd.	17,000	97,958
	Chong Hong Construction Co. Ltd.	47,000	184,721
	Chroma ATE, Inc.	63,000	511,668
	Chun YU Works & Co. Ltd.	17,850	13,221
	Chun Yuan Steel Industry Co. Ltd.	81,000	55,917
	Chung Hung Steel Corp.	146,000	103,802
	Chung Hwa Food Industrial Co. Ltd.	8,500	25,061
	Chung Hwa Pulp Corp.	63,000	44,579
	Chung-Hsin Electric & Machinery Manufacturing Corp.	182,000	1,019,758
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	8,000	11,302
	Chunghwa Precision Test Tech Co. Ltd.	4,000	57,755
	Chunghwa Telecom Co. Ltd., Sponsored ADR	1,988	74,967
	Cleanaway Co. Ltd.	14,000	83,085
#	Clevo Co.	138,000	178,428
	Collins Co. Ltd.	24,000	14,936
	Compal Electronics, Inc.	1,261,000	1,375,447
	Compucase Enterprise	19,000	44,158
	Continental Holdings Corp.	111,000	129,452
	Contrel Technology Co. Ltd.	38,000	42,394
	Coremax Corp.	15,265	30,389

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Coretronic Corp.	99,000	$311,622
#	Co-Tech Development Corp.	43,000	85,629
	Cowealth Medical Holding Co. Ltd.	9,450	6,810
	Coxon Precise Industrial Co. Ltd.	18,000	9,346
	Creative Sensor, Inc.	17,000	15,139
	Crowell Development Corp.	9,000	13,807
	CTBC Financial Holding Co. Ltd.	2,261,000	2,359,847
	CTCI Advanced Systems, Inc.	2,000	12,043
	CTCI Corp.	112,000	177,560
	CTI Traffic Industries Co. Ltd.	1,000	5,280
	CviLux Corp.	25,000	33,255
	Cyberlink Corp.	7,000	19,048
#	CyberPower Systems, Inc.	16,800	134,093
*	CyberTAN Technology, Inc.	111,000	73,136
	Cystech Electronics Corp.	3,150	6,907
	DA CIN Construction Co. Ltd.	65,600	116,262
	Dafeng TV Ltd.	10,000	16,640
	Da-Li Development Co. Ltd.	56,070	108,788
	Darfon Electronics Corp.	51,000	98,620
	Darwin Precisions Corp.	87,000	45,072
	Daxin Materials Corp.	18,000	84,035
	De Licacy Industrial Co. Ltd.	76,338	31,394
	Delta Electronics, Inc.	106,000	1,038,089
	Depo Auto Parts Ind Co. Ltd.	13,000	78,428
	DFI, Inc.	5,000	10,237
	Dimerco Data System Corp.	9,450	37,326
	Dimerco Express Corp.	60,104	172,657
	D-Link Corp.	143,920	78,724
	Donpon Precision, Inc.	27,000	21,575
	Dr Wu Skincare Co. Ltd.	6,000	32,005
	Draytek Corp.	13,000	14,179
	Dyaco International, Inc.	28,979	27,316
	Dynapack International Technology Corp.	37,000	110,237
	E Ink Holdings, Inc.	60,000	383,593
	E.Sun Financial Holding Co. Ltd.	953,672	801,372
*	Eastern Media International Corp.	39,465	23,882
	Eclat Textile Co. Ltd.	21,000	330,417
	Edimax Technology Co. Ltd.	46,000	20,547
	Edison Opto Corp.	12,619	9,274
	Edom Technology Co. Ltd.	44,000	31,503
	eGalax_eMPIA Technology, Inc.	19,032	29,316
	Elan Microelectronics Corp.	56,100	282,364
	E-Lead Electronic Co. Ltd.	13,328	22,643
	E-LIFE MALL Corp.	20,000	51,849
	Elite Advanced Laser Corp.	25,600	49,467
	Elite Material Co. Ltd.	69,000	859,109
	Elite Semiconductor Microelectronics Technology, Inc.	57,000	154,375
	Elitegroup Computer Systems Co. Ltd.	88,000	82,568
	eMemory Technology, Inc.	14,000	940,975
	Emerging Display Technologies Corp.	44,000	42,456
	Ennoconn Corp.	24,464	244,644
	Eris Technology Corp.	4,520	42,208
	Eson Precision Ind Co. Ltd.	14,000	23,935
	Eternal Materials Co. Ltd.	260,224	252,431
	Evergreen Aviation Technologies Corp.	17,000	57,225
	Evergreen Marine Corp. Taiwan Ltd.	99,800	579,893
#	Evergreen Steel Corp.	49,000	222,883
	Everlight Chemical Industrial Corp.	165,000	102,513
	Everlight Electronics Co. Ltd.	117,000	225,993

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Everspring Industry Co. Ltd.	35,100	$14,169
	Excel Cell Electronic Co. Ltd.	15,000	10,758
	Excelliance Mos Corp.	8,000	25,154
	Excelsior Medical Co. Ltd.	16,850	47,088
	Far Eastern Department Stores Ltd.	142,000	147,771
	Far Eastern International Bank	319,061	150,096
	Far Eastern New Century Corp.	332,000	331,184
	Far EasTone Telecommunications Co. Ltd.	153,000	379,503
	Faraday Technology Corp.	43,621	387,982
	Farglory F T Z Investment Holding Co. Ltd.	14,426	25,661
	Farglory Land Development Co. Ltd.	94,000	211,470
	Feedback Technology Corp.	12,000	44,631
	Feng Hsin Steel Co. Ltd.	68,000	146,821
	Feng TAY Enterprise Co. Ltd.	59,048	293,594
#	First Copper Technology Co. Ltd.	34,000	51,517
	First Financial Holding Co. Ltd.	1,437,586	1,205,161
	First Hotel	33,000	15,641
	First Insurance Co. Ltd.	69,000	44,736
	FIT Holding Co. Ltd.	46,000	62,948
	Fitipower Integrated Technology, Inc.	18,450	138,460
	Fittech Co. Ltd.	15,279	24,679
	FLEXium Interconnect, Inc.	93,000	260,450
	Flytech Technology Co. Ltd.	26,000	67,656
	FocalTech Systems Co. Ltd.	39,000	100,470
#	Forcecon Tech Co. Ltd.	18,754	94,763
*	Forest Water Environment Engineering Co. Ltd.	9,630	13,133
	Formosa Chemicals & Fibre Corp.	209,000	355,225
*	Formosa International Hotels Corp.	6,000	43,301
	Formosa Oilseed Processing Co. Ltd.	8,400	15,553
	Formosa Optical Technology Co. Ltd.	7,000	22,285
	Formosa Plastics Corp.	149,000	313,039
	Formosan Rubber Group, Inc.	74,700	61,223
	Formosan Union Chemical	115,000	68,947
	Fortune Electric Co. Ltd.	22,000	566,708
	Founding Construction & Development Co. Ltd.	57,000	46,761
	Foxconn Technology Co. Ltd.	148,000	278,947
	Foxsemicon Integrated Technology, Inc.	22,150	204,318
	Froch Enterprise Co. Ltd.	19,000	11,120
	FSP Technology, Inc.	40,000	75,584
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	19,405
	Fu Hua Innovation Co. Ltd.	55,537	57,166
	Fubon Financial Holding Co. Ltd.	877,743	1,856,882
	Fulgent Sun International Holding Co. Ltd.	33,092	122,301
	Fullerton Technology Co. Ltd.	26,000	18,109
	Fusheng Precision Co. Ltd.	21,000	180,186
	G Shank Enterprise Co. Ltd.	36,004	81,834
	Gallant Precision Machining Co. Ltd.	18,000	31,461
	Gamania Digital Entertainment Co. Ltd.	37,000	87,074
*	GCS Holdings, Inc.	20,000	17,732
	GEM Services, Inc.	12,100	25,225
	Gemtek Technology Corp.	109,000	110,598
	General Interface Solution Holding Ltd.	64,000	119,839
	General Plastic Industrial Co. Ltd.	24,000	28,131
	Generalplus Technology, Inc.	19,000	29,211
	Genius Electronic Optical Co. Ltd.	23,634	317,694
	Genmont Biotech, Inc.	13,000	9,311
	Genovate Biotechnology Co. Ltd.	21,000	15,720
	GeoVision, Inc.	24,000	39,307
#	Getac Holdings Corp.	97,000	310,979

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	GFC Ltd.	6,000	$19,883
	Giant Manufacturing Co. Ltd.	67,393	450,865
#	Gigabyte Technology Co. Ltd.	76,000	685,398
*	Gigasolar Materials Corp.	9,265	44,915
*	Gigastorage Corp.	33,000	21,159
	Global Lighting Technologies, Inc.	21,000	40,185
	Global Unichip Corp.	22,000	913,693
	Globaltek Fabrication Co. Ltd.	9,000	13,765
*	Globe Union Industrial Corp.	61,138	34,552
	Gloria Material Technology Corp.	45,000	74,681
#	GMI Technology, Inc.	26,247	37,173
	Goldsun Building Materials Co. Ltd., Class C	198,000	291,755
	Good Will Instrument Co. Ltd.	13,000	18,925
	Gourmet Master Co. Ltd.	12,208	34,005
*	Grand Fortune Securities Co. Ltd.	29,000	14,226
	Grand Pacific Petrochemical	191,145	79,111
#	Grand Process Technology Corp.	5,000	166,230
	GrandTech CG Systems, Inc.	12,272	26,510
	Grape King Bio Ltd.	31,000	148,832
	Great China Metal Industry	55,000	40,551
	Great Taipei Gas Co. Ltd.	149,000	148,582
	Great Tree Pharmacy Co. Ltd.	21,236	183,166
	Greatek Electronics, Inc.	66,000	123,331
	Green World FinTech Service Co. Ltd.	2,000	24,259
	Group Up Industrial Co. Ltd.	4,000	22,325
	GTM Holdings Corp.	43,000	43,846
	Gudeng Precision Industrial Co. Ltd.	8,393	108,029
	Hanpin Electron Co. Ltd.	14,000	20,181
	Harvatek Corp.	45,000	32,859
	Heran Co. Ltd.	12,000	42,188
	Hey Song Corp.	74,000	95,927
	Hi-Clearance, Inc.	8,592	37,045
*	Highlight Tech Corp.	22,833	41,742
	Highwealth Construction Corp.	236,468	321,495
	HIM International Music, Inc.	10,000	30,639
	Hiroca Holdings Ltd.	23,000	23,526
	Hitron Technology, Inc.	25,080	23,163
	Hiwin Mikrosystem Corp.	6,000	13,511
	Hiwin Technologies Corp.	48,350	341,906
	Hiyes International Co. Ltd.	5,000	29,824
	Ho Tung Chemical Corp.	324,000	89,044
	Hocheng Corp.	66,420	39,446
#	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	26,160
	Holtek Semiconductor, Inc.	44,000	80,903
	Holy Stone Enterprise Co. Ltd.	28,350	84,383
	Hon Hai Precision Industry Co. Ltd.	1,036,600	4,934,576
	Hon Hai Precision Industry Co. Ltd., GDR	8,668	82,831
	Hong Pu Real Estate Development Co. Ltd.	57,000	65,309
	Hong TAI Electric Industrial	70,000	78,798
	Hotai Finance Co. Ltd.	52,800	193,410
	Hotai Motor Co. Ltd.	33,600	637,602
	Hsin Kuang Steel Co. Ltd.	22,000	39,535
	Hsin Yung Chien Co. Ltd.	11,620	37,946
*	HTC Corp.	146,000	189,994
	Hu Lane Associate, Inc.	12,400	58,978
#	HUA ENG Wire & Cable Co. Ltd.	90,000	99,367
*	Hua Jung Components Co. Ltd.	38,000	16,279
	Hua Nan Financial Holdings Co. Ltd., Class C	1,114,747	807,548
	Huaku Development Co. Ltd.	75,000	381,988

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huang Hsiang Construction Corp.	13,000	$23,161
	Huikwang Corp.	18,000	17,685
	Hung Ching Development & Construction Co. Ltd.	47,000	81,813
	Hung Sheng Construction Ltd.	128,592	107,675
	Huxen Corp.	10,000	16,359
	Hwacom Systems, Inc.	17,000	10,802
	Ibase Technology, Inc.	10,000	25,240
*	IBF Financial Holdings Co. Ltd.	729,897	325,876
	IC Plus Corp.	14,000	31,235
	Ichia Technologies, Inc.	62,000	62,863
	I-Chiun Precision Industry Co. Ltd.	25,000	55,963
	IEI Integration Corp.	41,220	99,607
	Infortrend Technology, Inc.	56,000	36,606
	Info-Tek Corp.	24,000	32,243
	Innodisk Corp.	20,466	183,883
	Inpaq Technology Co. Ltd.	21,424	55,670
	Insyde Software Corp.	14,000	101,085
	Intai Technology Corp.	6,000	21,874
	Integrated Service Technology, Inc.	14,000	61,824
	Interactive Digital Technologies, Inc.	5,000	14,102
	International CSRC Investment Holdings Co.	218,220	120,117
	International Games System Co. Ltd., Class C	44,000	1,345,574
#	Inventec Corp.	368,000	590,352
	Iron Force Industrial Co. Ltd.	8,000	23,962
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	40,521
	ITE Technology, Inc.	26,000	132,128
	ITEQ Corp.	43,822	146,104
#	Jarllytec Co. Ltd.	18,000	122,058
	Jean Co. Ltd.	48,932	46,916
	Jentech Precision Industrial Co. Ltd.	15,098	449,201
	Jess-Link Products Co. Ltd.	27,000	118,470
	Jia Wei Lifestyle, Inc.	7,619	17,782
	Jih Lin Technology Co. Ltd.	16,000	32,538
*	Jinli Group Holdings Ltd.	46,391	14,500
	JSL Construction & Development Co. Ltd.	21,903	96,267
	Kaimei Electronic Corp.	15,120	29,271
#	Kaori Heat Treatment Co. Ltd.	21,000	276,300
	Kaulin Manufacturing Co. Ltd.	23,000	9,493
	Kedge Construction Co. Ltd.	21,631	68,471
	KEE TAI Properties Co. Ltd.	101,000	49,381
	Kenda Rubber Industrial Co. Ltd.	39,000	39,780
	Kerry TJ Logistics Co. Ltd.	47,000	61,037
	Key Ware Electronics Co. Ltd.	37,425	14,324
	Keystone Microtech Corp.	4,000	36,310
	KHGEARS International Ltd.	5,420	15,999
	Kindom Development Co. Ltd.	117,900	203,633
#	King Slide Works Co. Ltd.	9,000	334,770
	King’s Town Bank Co. Ltd.	196,000	337,521
*	King’s Town Construction Co. Ltd.	27,000	45,167
#	Kinik Co.	16,000	124,314
	Kinko Optical Co. Ltd.	35,163	26,807
	Kinpo Electronics	312,000	139,740
	Kinsus Interconnect Technology Corp.	66,000	192,262
	KMC Kuei Meng International, Inc.	16,250	72,567
	KNH Enterprise Co. Ltd.	45,000	30,136
	Ko Ja Cayman Co. Ltd.	9,606	14,884
	KS Terminals, Inc.	32,000	74,208
	Kung Long Batteries Industrial Co. Ltd.	12,000	50,864
#*	Kung Sing Engineering Corp.	137,500	59,653

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Kuo Toong International Co. Ltd.	68,248	$174,629
*	Kuo Yang Construction Co. Ltd.	57,549	50,047
	Kwong Lung Enterprise Co. Ltd.	24,000	43,955
	KYE Systems Corp.	43,000	25,100
#	L&K Engineering Co. Ltd.	57,390	473,465
	La Kaffa International Co. Ltd.	6,000	22,481
*	Lang, Inc.	9,000	11,042
	Lanner Electronics, Inc.	25,143	73,130
	Largan Precision Co. Ltd.	11,000	733,237
	Laser Tek Taiwan Co. Ltd.	31,350	60,041
	Laster Tech Corp. Ltd.	12,579	16,438
*	Leader Electronics, Inc.	36,000	24,015
	LEE CHI Enterprises Co. Ltd.	63,000	31,796
	Lelon Electronics Corp.	18,832	43,417
	Lemtech Holdings Co. Ltd.	4,138	16,490
*	Leofoo Development Co. Ltd.	23,000	14,816
*	Li Cheng Enterprise Co. Ltd.	34,458	18,499
	Lian HWA Food Corp.	20,757	62,433
	Lida Holdings Ltd.	10,000	9,333
	Lien Hwa Industrial Holdings Corp.	178,503	363,598
	Lite-On Technology Corp.	247,000	747,615
	Liton Technology Corp.	12,000	13,706
	Long Da Construction & Development Corp.	54,000	78,322
	Longchen Paper & Packaging Co. Ltd.	215,583	103,013
	Longwell Co.	23,000	55,224
	Lotes Co. Ltd.	23,097	1,011,743
	Lotus Pharmaceutical Co. Ltd.	33,000	326,251
	Lu Hai Holding Corp.	7,700	7,550
	Lumax International Corp. Ltd.	18,000	60,092
*	Lung Yen Life Service Corp.	33,000	44,566
#	M31 Technology Corp.	2,200	80,072
	Macauto Industrial Co. Ltd.	5,000	10,863
#	Machvision, Inc.	11,159	159,457
	Macroblock, Inc.	5,000	14,499
	Makalot Industrial Co. Ltd.	50,258	601,737
	Marketech International Corp.	17,000	82,106
	Materials Analysis Technology, Inc.	14,725	131,505
	Mechema Chemicals International Corp.	18,000	42,079
	Medeon Biodesign, Inc.	2,771	3,603
	MediaTek, Inc.	161,000	4,854,338
	Mega Financial Holding Co. Ltd.	412,819	505,873
*	Megaforce Co. Ltd.	16,000	17,672
	Meiloon Industrial Co.	13,600	8,682
*	Mercuries & Associates Holding Ltd.	117,593	50,970
*	Mercuries Life Insurance Co. Ltd.	853,755	150,048
	Merida Industry Co. Ltd.	39,000	280,234
	Merry Electronics Co. Ltd.	42,576	157,413
	METAAGE Corp.	30,000	52,305
*	Metatech AP, Inc.	4,000	4,856
	Microbio Co. Ltd.	73,000	93,458
	Micro-Star International Co. Ltd.	233,000	1,133,712
	Mildef Crete, Inc.	10,000	30,855
	MIN AIK Technology Co. Ltd.	35,000	30,060
#	Mirle Automation Corp.	39,000	58,062
	Mitac Holdings Corp.	247,073	341,102
	MJ International Co. Ltd.	9,000	15,591
	momo.com, Inc.	32,604	440,773
	MOSA Industrial Corp.	22,723	15,659
	Motech Industries, Inc.	20,000	16,314

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	MPI Corp.	22,000	$295,274
	Nak Sealing Technologies Corp.	9,000	35,651
	Nan Liu Enterprise Co. Ltd.	5,000	10,842
	Nan Pao Resins Chemical Co. Ltd.	23,000	249,941
	Nan Ya Plastics Corp.	363,000	630,315
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	16,670
	Nantex Industry Co. Ltd.	99,200	101,522
	National Aerospace Fasteners Corp.	6,000	20,580
	National Petroleum Co. Ltd.	22,000	45,530
	Netronix, Inc.	11,000	36,386
	New Best Wire Industrial Co. Ltd.	18,000	19,299
	Nexcom International Co. Ltd.	30,000	48,026
	Nichidenbo Corp.	36,000	66,862
	Nidec Chaun-Choung Technology Corp.	5,000	49,253
	Nien Hsing Textile Co. Ltd.	44,000	28,011
	Nien Made Enterprise Co. Ltd.	25,000	292,159
	Niko Semiconductor Co. Ltd.	17,400	27,116
	Nishoku Technology, Inc.	10,000	43,847
	Nova Technology Corp.	12,000	74,611
	Novatek Microelectronics Corp.	109,000	2,059,578
	Nuvoton Technology Corp.	48,000	189,755
	O-Bank Co. Ltd.	259,507	79,364
*	Ocean Plastics Co. Ltd.	70,000	83,410
	OK Biotech Co. Ltd.	43,928	36,097
*	Orient Europharma Co. Ltd.	7,000	9,024
#	Orient Semiconductor Electronics Ltd.	72,000	139,587
	Oriental Union Chemical Corp.	156,000	82,976
	O-TA Precision Industry Co. Ltd.	12,000	32,485
	Pacific Construction Co.	73,000	28,594
	Pacific Hospital Supply Co. Ltd.	13,000	36,293
	PADAUK Technology Co. Ltd.	3,993	12,614
	Paiho Shih Holdings Corp.	28,178	17,613
	Pan Asia Chemical Corp.	38,135	16,399
	Pan Jit International, Inc.	58,900	101,842
	Pan-International Industrial Corp.	83,000	86,943
	Panion & BF Biotech, Inc.	8,563	25,259
	Parade Technologies Ltd.	9,000	204,323
	Paragon Technologies Co. Ltd.	21,000	17,476
	Parpro Corp.	18,000	18,272
*	PChome Online, Inc.	42,983	41,452
#	PCL Technologies, Inc.	8,297	18,460
	P-Duke Technology Co. Ltd.	11,579	33,524
	Pegatron Corp.	452,000	1,348,056
	Pegavision Corp.	6,000	96,038
*	PharmaEssentia Corp.	19,703	177,159
*	Phihong Technology Co. Ltd.	20,000	32,671
	Phison Electronics Corp.	52,000	1,110,003
*	Phytohealth Corp.	16,000	9,834
	Pixart Imaging, Inc.	31,000	149,613
	Planet Technology Corp.	17,000	77,750
	Polytronics Technology Corp.	9,423	15,459
	Posiflex Technology, Inc.	3,000	11,036
	Pou Chen Corp.	278,000	307,710
	Powertech Technology, Inc.	232,000	1,235,486
	Powertip Technology Corp.	38,000	18,060
	Poya International Co. Ltd.	8,373	128,278
	President Chain Store Corp.	88,000	740,047
	President Securities Corp.	229,604	194,435
	Primax Electronics Ltd.	91,000	269,749

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Prince Housing & Development Corp.	286,000	$111,406
	Pro Hawk Corp.	5,000	28,515
#	Promate Electronic Co. Ltd.	37,000	97,211
#	Qisda Corp.	394,000	497,859
	Qualipoly Chemical Corp.	32,000	39,328
	Quang Viet Enterprise Co. Ltd.	9,000	29,798
	Quanta Computer, Inc.	200,000	1,569,647
#	Quanta Storage, Inc.	66,000	180,220
	Radiant Opto-Electronics Corp.	103,000	627,982
*	Radium Life Tech Co. Ltd.	187,248	68,355
	Rafael Microelectronics, Inc.	1,607	6,659
	Raydium Semiconductor Corp.	9,000	117,323
	Realtek Semiconductor Corp.	63,000	993,835
	Rechi Precision Co. Ltd.	86,000	73,092
*	Rexon Industrial Corp. Ltd.	20,000	30,877
*	Rich Development Co. Ltd.	229,000	91,651
*	Ritek Corp.	176,099	41,198
	Rodex Fasteners Corp.	12,000	16,614
	Ruentex Engineering & Construction Co.	24,440	131,207
	Ruentex Industries Ltd.	159,784	294,669
	Run Long Construction Co. Ltd.	65,000	226,990
	Sakura Development Co. Ltd.	32,457	75,268
	Sampo Corp.	77,800	69,303
	San Fang Chemical Industry Co. Ltd.	65,000	60,708
	San Far Property Ltd.	55,003	62,425
	San Shing Fastech Corp.	22,000	38,398
	Sanitar Co. Ltd.	9,000	10,439
	Sanyang Motor Co. Ltd.	121,000	311,664
	Savior Lifetec Corp.	45,000	29,519
	Scan-D Corp.	11,000	14,155
	SCI Pharmtech, Inc.	5,000	13,641
#	Scientech Corp.	10,000	102,778
	ScinoPharm Taiwan Ltd.	25,000	21,984
	SDI Corp.	19,000	61,176
	Sea & Land Integrated Corp.	22,100	15,612
	Sea Sonic Electronics Co. Ltd.	8,000	20,317
	Securitag Assembly Group Co.	4,000	12,389
	Senao International Co. Ltd.	33,000	39,469
	Senao Networks, Inc.	7,000	38,642
	Sensortek Technology Corp.	7,000	72,991
	Sercomm Corp.	70,000	264,833
	Sesoda Corp.	39,680	38,566
	Shanghai Commercial & Savings Bank Ltd.	367,856	523,905
	Shan-Loong Transportation Co. Ltd.	24,000	19,998
	Sharehope Medicine Co. Ltd.	38,851	38,204
	Sheng Yu Steel Co. Ltd.	15,000	13,447
	ShenMao Technology, Inc.	18,000	35,545
	Shieh Yih Machinery Industry Co. Ltd.	20,000	21,585
	Shih Her Technologies, Inc.	11,000	36,263
	Shihlin Electric & Engineering Corp.	52,000	464,425
	Shin Hsiung Natural Gas Co. Ltd.	12,751	21,812
*	Shin Kong Financial Holding Co. Ltd.	3,226,601	852,657
	Shin Ruenn Development Co. Ltd.	15,858	39,983
	Shin Shin Natural Gas Co.	7,000	8,915
	Shin Zu Shing Co. Ltd.	49,866	264,787
	Shinih Enterprise Co. Ltd.	17,000	10,916
*	Shining Building Business Co. Ltd.	102,206	38,321
	Shinkong Insurance Co. Ltd.	76,000	224,828
	Shinkong Synthetic Fibers Corp.	339,000	177,934

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shinkong Textile Co. Ltd.	29,000	$44,648
	Shiny Chemical Industrial Co. Ltd.	27,498	146,261
*	Shun On Electronic Co. Ltd.	13,000	13,890
#	ShunSin Technology Holding Ltd.	7,000	38,872
*	Shuttle, Inc.	106,000	57,936
	Sigurd Microelectronics Corp.	126,438	285,885
	Silergy Corp.	34,000	451,558
	Silicon Power Computer & Communications, Inc.	21,000	23,429
	Simplo Technology Co. Ltd.	45,000	600,937
	Sinbon Electronics Co. Ltd.	47,000	404,848
	Singatron Enterprise Co. Ltd.	17,000	16,759
	Sinher Technology, Inc.	11,000	11,343
	Sinmag Equipment Corp.	11,000	52,347
	Sinon Corp.	130,000	161,827
	SinoPac Financial Holdings Co. Ltd.	953,490	641,475
	Sinopower Semiconductor, Inc.	5,500	16,567
	Sinphar Pharmaceutical Co. Ltd.	23,000	26,097
	Sinyi Realty, Inc.	47,965	48,805
	Sirtec International Co. Ltd.	25,200	27,691
	Sitronix Technology Corp.	31,000	264,752
	Siward Crystal Technology Co. Ltd.	33,000	32,610
	Soft-World International Corp.	16,000	71,591
	Solar Applied Materials Technology Corp.	151,711	206,250
	Solteam, Inc.	20,264	30,207
	Sonix Technology Co. Ltd.	35,000	54,596
	Speed Tech Corp.	20,000	38,430
	Sporton International, Inc.	29,402	224,313
	Sports Gear Co. Ltd.	23,000	61,398
	St. Shine Optical Co. Ltd.	11,000	63,217
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	38,764
	Standard Foods Corp.	88,000	103,612
	Stark Technology, Inc.	18,000	71,246
	Sun Race Sturmey-Archer, Inc.	7,000	7,338
	Sun Yad Construction Co. Ltd.	58,933	36,678
	Sunfun Info Co. Ltd.	3,000	22,320
	Sunjuice Holdings Co. Ltd.	3,000	19,857
	Sunko INK Co. Ltd.	64,750	28,255
	SunMax Biotechnology Co. Ltd.	6,000	41,913
	Sunonwealth Electric Machine Industry Co. Ltd.	47,000	160,555
	Sunplus Innovation Technology, Inc.	6,000	27,545
	Sunplus Technology Co. Ltd.	118,000	112,023
	Sunrex Technology Corp.	28,000	52,794
	Sunspring Metal Corp.	27,540	24,620
#	Supreme Electronics Co. Ltd.	199,025	536,289
#	Swancor Holding Co. Ltd.	26,000	119,364
	Sweeten Real Estate Development Co. Ltd.	44,303	53,161
	Symtek Automation Asia Co. Ltd.	6,242	24,311
	Syncmold Enterprise Corp.	22,500	63,692
	Syngen Biotech Co. Ltd.	4,000	18,428
	Synmosa Biopharma Corp.	34,000	40,224
	Synnex Technology International Corp.	413,000	1,009,476
	Systex Corp.	50,000	191,168
	T3EX Global Holdings Corp.	29,000	90,805
	TA Chen Stainless Pipe	666,801	750,891
	Ta Liang Technology Co. Ltd.	11,330	21,458
	Ta Ya Electric Wire & Cable	103,630	180,574
	Tah Hsin Industrial Corp.	12,870	28,194
	TA-I Technology Co. Ltd.	26,750	38,398
*	Tai Tung Communication Co. Ltd.	26,385	17,661

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taichung Commercial Bank Co. Ltd.	782,122	$424,634
	TaiDoc Technology Corp.	20,000	94,782
#	Taiflex Scientific Co. Ltd.	40,000	63,090
	Taimide Tech, Inc.	27,000	36,136
	Tainan Enterprises Co. Ltd.	15,000	15,414
	Tai-Saw Technology Co. Ltd.	16,000	13,133
	Taishin Financial Holding Co. Ltd.	1,334,572	734,775
	TaiSol Electronics Co. Ltd.	22,000	49,675
	Taisun Enterprise Co. Ltd.	34,000	23,194
	Taita Chemical Co. Ltd.	83,945	39,656
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	53,426
	Taitien Electronics Co. Ltd.	9,000	8,595
	Taiwan Business Bank	769,475	399,503
	Taiwan Chelic Corp. Ltd.	7,000	13,705
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	27,292
	Taiwan Cooperative Financial Holding Co. Ltd.	528,273	424,535
	Taiwan Fertilizer Co. Ltd.	80,000	160,298
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	65,334
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	74,193
*	Taiwan Glass Industry Corp.	159,000	83,570
	Taiwan High Speed Rail Corp.	229,000	209,951
	Taiwan Hon Chuan Enterprise Co. Ltd.	66,000	321,591
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	64,681
††	Taiwan Land Development Corp.	134,000	2,068
	Taiwan Mask Corp.	46,000	94,697
	Taiwan Mobile Co. Ltd.	232,000	740,453
	Taiwan PCB Techvest Co. Ltd.	67,000	82,430
	Taiwan Sakura Corp.	29,000	79,992
	Taiwan Sanyo Electric Co. Ltd.	25,000	31,439
	Taiwan Secom Co. Ltd.	65,000	256,233
	Taiwan Semiconductor Co. Ltd.	48,000	106,745
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	83,594	11,480,800
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,223,000	29,283,212
	Taiwan Shin Kong Security Co. Ltd.	66,500	84,556
	Taiwan Styrene Monomer	164,000	66,354
	Taiwan Surface Mounting Technology Corp.	67,000	244,814
	Taiwan Taxi Co. Ltd.	6,615	25,669
*	Taiwan TEA Corp.	162,000	111,593
	Taiwan Union Technology Corp.	73,000	409,460
	Taiwan-Asia Semiconductor Corp.	55,500	65,809
#*	Tatung Co. Ltd.	351,000	702,027
	TCI Co. Ltd.	25,877	114,459
	Te Chang Construction Co. Ltd.	12,000	28,140
#	Teco Electric & Machinery Co. Ltd.	304,000	516,493
	Tehmag Foods Corp.	6,400	58,858
	Tera Autotech Corp.	22,701	19,692
	Test Research, Inc.	36,000	116,723
	Test Rite International Co. Ltd.	34,000	21,764
	Thinking Electronic Industrial Co. Ltd.	17,000	82,052
	Thye Ming Industrial Co. Ltd.	10,000	22,908
	Tofu Restaurant Co. Ltd.	1,120	9,831
	Ton Yi Industrial Corp.	297,000	136,182
	Tong Hsing Electronic Industries Ltd.	51,857	233,395
	Tong Ming Enterprise Co. Ltd.	10,000	9,351
	Tong Yang Industry Co. Ltd.	61,000	222,053
	Tong-Tai Machine & Tool Co. Ltd.	40,000	30,240
	Top Union Electronics Corp.	20,478	21,619
	Topco Scientific Co. Ltd.	37,040	283,120
	Topco Technologies Corp.	18,000	43,041

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Topkey Corp.	17,000	$102,558
	Topoint Technology Co. Ltd.	35,000	31,864
	TPK Holding Co. Ltd.	89,000	104,323
	Trade-Van Information Services Co.	16,000	36,440
	Transart Graphics Co. Ltd.	6,000	9,400
#	Transcend Information, Inc.	59,000	169,374
	Transcom, Inc.	4,400	22,857
	Tsann Kuen Enterprise Co. Ltd.	13,331	15,117
	TSC Auto ID Technology Co. Ltd.	9,128	63,617
	TSRC Corp.	144,000	106,373
	TST Group Holding Ltd.	3,600	12,246
	Ttet Union Corp.	6,000	26,709
	TTFB Co. Ltd.	3,024	21,920
	TTY Biopharm Co. Ltd.	37,000	87,513
*	Tul Corp.	12,000	26,963
	Tung Ho Steel Enterprise Corp.	114,270	256,689
	Tung Thih Electronic Co. Ltd.	9,000	31,162
	TURVO International Co. Ltd.	13,000	52,210
	TXC Corp.	80,000	274,467
	TYC Brother Industrial Co. Ltd.	22,000	33,669
*	Tycoons Group Enterprise	72,388	27,143
	UDE Corp.	13,000	25,212
	Ultra Chip, Inc.	15,000	38,478
	Unic Technology Corp.	41,000	29,009
	Unictron Technologies Corp.	5,000	12,044
	Union Bank of Taiwan	440,693	208,140
	Uni-President Enterprises Corp.	1,577,000	3,699,020
	Unitech Computer Co. Ltd.	37,000	41,185
	Unitech Printed Circuit Board Corp.	151,170	120,977
	United Integrated Services Co. Ltd.	59,000	711,864
	United Orthopedic Corp.	15,000	45,947
	United Radiant Technology	28,000	15,722
	United Recommend International Co. Ltd.	8,487	18,409
	United Renewable Energy Co. Ltd.	259,571	96,213
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	15,508
	Universal Vision Biotechnology Co. Ltd.	16,257	127,321
	UPC Technology Corp.	327,169	137,812
	Userjoy Technology Co. Ltd.	12,862	31,857
	USI Corp.	275,320	133,801
	U-Tech Media Corp.	34,000	23,423
	Utechzone Co. Ltd.	15,000	41,439
	UVAT Technology Co. Ltd.	8,000	12,403
	Value Valves Co. Ltd.	5,383	15,906
	Ve Wong Corp.	23,000	35,240
	Ventec International Group Co. Ltd., Class C	18,000	46,326
	Via Technologies, Inc.	17,000	66,173
	Viking Tech Corp.	14,000	20,429
	VisEra Technologies Co. Ltd.	10,000	83,035
	Visual Photonics Epitaxy Co. Ltd.	30,000	141,388
	Voltronic Power Technology Corp.	19,915	942,322
	Wafer Works Corp.	38,000	45,891
	Waffer Technology Corp.	18,827	54,197
	Wah Hong Industrial Corp.	13,000	14,502
	Wah Lee Industrial Corp.	43,780	168,571
#	Walsin Lihwa Corp.	576,139	650,785
	Walsin Technology Corp.	34,000	115,253
	WEI Chih Steel Industrial Co. Ltd.	27,000	22,046
	Wei Chuan Foods Corp.	65,000	37,791

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Weikeng Industrial Co. Ltd.	106,945	$112,163
	Well Shin Technology Co. Ltd.	16,000	29,768
	Welldone Co.	13,000	21,327
	WELLELL, Inc.	17,000	14,624
	Wha Yu Industrial Co. Ltd.	18,000	9,058
	Wholetech System Hitech Ltd.	18,000	59,939
#	Winbond Electronics Corp.	842,562	668,203
	Winmate, Inc.	7,000	31,601
	WinWay Technology Co. Ltd.	5,000	127,058
	Wisdom Marine Lines Co. Ltd.	123,102	257,222
#	Wistron Corp.	463,436	1,586,832
	Wistron Information Technology & Services Corp.	10,659	44,771
	Wistron NeWeb Corp.	90,372	414,714
	Wiwynn Corp.	19,000	1,351,642
	Wonderful Hi-Tech Co. Ltd.	17,954	21,013
	Wowprime Corp.	13,194	94,994
	WPG Holdings Ltd.	610,400	1,648,583
	WT Microelectronics Co. Ltd.	182,432	832,831
*	XAC Automation Corp.	24,000	20,428
	Xxentria Technology Materials Corp.	27,500	61,611
	Ya Horng Electronic Co. Ltd.	8,000	15,100
#	Yageo Corp.	45,161	861,423
	Yang Ming Marine Transport Corp.	216,000	345,338
	Yankey Engineering Co. Ltd.	9,607	112,155
	YC INOX Co. Ltd.	55,000	42,893
	YCC Parts Manufacturing Co. Ltd.	13,000	30,664
	Yea Shin International Development Co. Ltd.	80,511	107,371
	Yen Sun Technology Corp.	9,000	17,422
	YFC-Boneagle Electric Co. Ltd.	30,236	21,993
	YFY, Inc.	241,000	229,236
	Yi Jinn Industrial Co. Ltd.	62,000	47,537
	Yieh Phui Enterprise Co. Ltd.	431,843	203,812
	Yonyu Plastics Co. Ltd.	23,000	21,917
#	Young Fast Optoelectronics Co. Ltd.	17,000	30,075
	Youngtek Electronics Corp.	28,000	64,162
	Yuanta Financial Holding Co. Ltd.	1,334,635	1,251,935
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	20,124
#	Yulon Finance Corp.	128,471	582,003
#	Yulon Motor Co. Ltd.	239,990	503,458
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,531
	Yungshin Construction & Development Co. Ltd.	47,000	295,314
	YungShin Global Holding Corp.	46,000	68,954
	Zeng Hsing Industrial Co. Ltd.	9,669	29,379
	Zenitron Corp.	45,000	48,906
	Zero One Technology Co. Ltd.	30,633	70,068
	Zhen Ding Technology Holding Ltd.	117,800	416,961
*	Zinwell Corp.	72,000	44,127
	Zippy Technology Corp.	30,000	49,703
#	Zyxel Group Corp.	97,909	123,825

TOTAL TAIWAN			186,527,278

THAILAND — (1.4%)
	AAPICO Hitech PCL, NVDR	34,100	19,783
	Advanced Information Technology PCL, Class F	417,000	48,384
	AEON Thana Sinsap Thailand PCL	24,600	107,202
	After You PCL	38,600	9,582
	Airports of Thailand PCL	54,400	95,780
*	AJ Plast PCL	70,300	11,476
	Amata Corp. PCL	111,300	68,174

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	AP Thailand PCL	1,025,500	$298,851
	Asia Plus Group Holdings PCL	545,200	39,132
	Asia Sermkij Leasing PCL, NVDR	39,450	17,883
	Asian Insulators PCL	77,325	8,513
	Asian Sea Corp. PCL, Class F	55,900	12,519
	Bangchak Corp. PCL	524,800	594,754
	Bangchak Sriracha PCL	92,100	21,994
	Bangkok Bank PCL	67,400	249,158
	Bangkok Chain Hospital PCL	347,100	188,254
	Bangkok Commercial Asset Management PCL	350,600	94,130
	Bangkok Dusit Medical Services PCL, Class F	580,600	454,328
	Bangkok Expressway & Metro PCL	850,800	190,546
	Bangkok Insurance PCL	7,000	55,154
*	Bangkok Land PCL	2,786,800	51,134
	Bangkok Life Assurance PCL, NVDR	50,800	24,674
	BCPG PCL	417,200	75,988
	BEC World PCL	319,801	41,766
	Betagro PCL	99,600	64,232
	BTS Group Holdings PCL	607,900	104,160
	Bumrungrad Hospital PCL	71,400	472,018
	Business Online PCL	27,800	6,339
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	82,806
	Carabao Group PCL, Class F	34,000	62,844
	Central Retail Corp. PCL	129,450	120,508
	CH Karnchang PCL	232,000	142,105
	Chularat Hospital PCL, Class F	1,803,700	141,142
*	CIMB Thai Bank PCL	636,000	9,439
	Com7 PCL, Class F	317,200	156,631
	CP ALL PCL	257,700	399,831
	CP Axtra PCL	16,400	14,382
	Delta Electronics Thailand PCL	314,000	593,092
*	Demco PCL	210,200	23,255
	Dhipaya Group Holdings PCL	174,200	143,365
	Diamond Building Products PCL	101,400	21,889
	Dohome PCL	87,500	25,499
	Eastern Polymer Group PCL, Class F	222,600	41,144
	Eastern Water Resources Development & Management PCL, Class F	200,000	18,888
	Ekachai Medical Care PCL	171,445	35,853
#	Energy Absolute PCL	220,100	182,625
	Exotic Food PCL, Class F	52,700	43,372
#	Forth Corp. PCL	77,600	34,340
	Fortune Parts Industry PCL, Class F	205,700	11,878
	Frasers Property Thailand PCL	144,800	56,263
*	General Engineering PCL	1,886,200	8,652
	Global Green Chemicals PCL, Class F	67,500	14,480
	Gunkul Engineering PCL	724,900	50,465
	Haad Thip PCL	43,200	20,866
	Hana Microelectronics PCL	123,700	129,341
	Home Product Center PCL	807,600	226,634
	Ichitan Group PCL	152,500	74,481
	Index Livingmall PCL	55,400	31,093
	Indorama Ventures PCL	124,100	80,032
	Interlink Communication PCL	112,600	20,812
	Intouch Holdings PCL, Class F	8,700	15,729
	IRPC PCL	813,900	43,265
	IT City PCL	44,800	4,183
*	Italian-Thai Development PCL	963,900	18,987
	Jasmine International PCL	1,075,100	92,831
*	Jasmine Technology Solution PCL	27,000	36,792

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#*	Jaymart Group Holdings PCL	127,700	$48,241
	Jubilee Enterprise PCL	41,000	17,922
	Kang Yong Electric PCL	1,200	10,556
	Karmarts PCL	224,500	96,924
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	6,083
	Kasikornbank PCL	23,300	82,047
	KCE Electronics PCL	211,400	223,892
#	Kiatnakin Phatra Bank PCL	35,800	50,232
	Krung Thai Bank PCL	170,100	77,110
	Krungthai Card PCL	147,400	171,025
	Ladprao General Hospital PCL, Class F	40,000	5,138
	Lalin Property PCL	148,400	29,832
	Land & Houses PCL	1,932,800	388,542
	LH Financial Group PCL	1,517,100	39,708
	Loxley PCL	724,500	28,933
	LPN Development PCL	282,400	26,518
	Major Cineplex Group PCL	66,400	26,517
	MBK PCL	193,335	88,686
	MC Group PCL	106,000	35,181
*	MDX PCL	107,900	10,190
	Mega Lifesciences PCL	127,700	141,276
	Minor International PCL	263,800	234,900
	MK Restaurants Group PCL	38,600	38,798
	Netbay PCL	24,000	13,082
	Ngern Tid Lor PCL	293,493	165,516
	Noble Development PCL	258,300	25,928
	Northeast Rubber PCL	216,700	32,452
*	Nusasiri PCL	637,300	5,159
#	Origin Property PCL, Class F	299,400	57,359
	Polyplex Thailand PCL	89,700	23,115
	Praram 9 Hospital PCL	32,600	17,065
	Premier Marketing PCL	111,900	24,457
	Prima Marine PCL	118,400	24,440
	Property Perfect PCL	3,068,310	20,698
	Pruksa Holding PCL	297,800	93,213
*	PSG Corp. PCL	1,978,700	33,103
	PTG Energy PCL	345,100	81,479
	PTT Global Chemical PCL	102,300	101,444
	PTT Oil & Retail Business PCL	266,000	134,220
	Quality Houses PCL	1,881,900	110,700
	R&B Food Supply PCL	78,200	23,633
*	Rabbit Holdings PCL, Class F	1,198,700	12,938
*	Raimon Land PCL	716,700	9,669
	Rajthanee Hospital PCL	31,400	21,394
	Ramkhamhaeng Hospital PCL, Class F	33,900	28,585
	Ratchaphruek Hospital PCL, Class F	60,100	9,892
	Ratchthani Leasing PCL	669,390	43,350
*	Roctec Global PCL	1,102,400	23,202
#	RS PCL	169,020	59,289
	S Hotels & Resorts PCL	347,400	23,060
	Sabina PCL	24,600	17,093
	Sahamitr Pressure Container PCL	71,900	18,528
	Saha-Union PCL	41,400	32,675
*	Samart Corp. PCL	156,200	25,921
	Sansiri PCL	5,141,200	235,835
	Sappe PCL	18,300	48,145
	SC Asset Corp. PCL	553,900	56,496
	SCB X PCL	57,900	166,388
	SCG Ceramics PCL	248,200	6,630

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SCG Packaging PCL	79,700	$69,893
*	SEAFCO PCL	227,290	16,682
*	SEN X PCL	360,200	4,568
	Sena Development PCL	228,900	17,912
#	Siam Global House PCL	341,712	149,372
	Siamgas & Petrochemicals PCL	263,500	54,748
	Sikarin PCL, Class F	132,000	36,330
	Singer Thailand PCL	74,800	20,385
	Singha Estate PCL	706,700	15,637
#	Sino-Thai Engineering & Construction PCL	267,400	77,204
	SISB PCL	21,300	22,271
	SNC Former PCL	27,900	5,157
	Somboon Advance Technology PCL	40,500	17,922
	SPCG PCL	165,600	50,493
	Sri Trang Agro-Industry PCL	223,000	105,302
	Sri Trang Gloves Thailand PCL	135,600	33,845
	Srisawad Corp. PCL	193,920	214,536
	Srithai Superware PCL	359,200	12,212
	Srivichai Vejvivat PCL	64,300	13,967
*	Star Petroleum Refining PCL	474,800	102,493
	Stars Microelectronics Thailand PCL	115,900	8,632
	Supalai PCL	364,000	194,474
*	Super Energy Corp. PCL	6,177,300	51,672
	Susco PCL	321,100	34,657
	SVI PCL	98,100	18,000
	Synnex Thailand PCL	79,800	25,193
	Syntec Construction PCL	213,300	10,360
	TAC Consumer PCL, Class F	87,200	12,824
	Taokaenoi Food & Marketing PCL, Class F	110,400	30,981
	Thai Nakarin Hospital PCL	18,000	17,182
	Thai Oil PCL	268,465	394,802
	Thai President Foods PCL, Class F	7,500	42,094
	Thai Stanley Electric PCL, Class F	4,600	26,935
	Thai Union Group PCL, Class F	272,600	109,599
	Thai Vegetable Oil PCL	29,410	15,713
	Thai Wah PCL, Class F	70,400	7,257
	Thaicom PCL	155,500	53,708
	Thaitheparos PCL	13,400	15,367
	Thanachart Capital PCL	61,800	81,711
	Thonburi Healthcare Group PCL	72,100	77,820
	Tipco Asphalt PCL	156,536	67,582
	TIPCO Foods PCL	79,100	21,130
	Tisco Financial Group PCL	43,500	114,149
	TKS Technologies PCL	86,680	18,945
	TMBThanachart Bank PCL	1,694,940	82,780
	TOA Paint Thailand PCL	208,200	141,852
*	Triton Holding PCL	1,264,900	4,778
	TTW PCL	352,100	85,507
	Union Auction PCL	46,200	11,282
	Unique Engineering & Construction PCL	257,300	21,800
	United Paper PCL	55,100	17,098
	Univentures PCL	150,400	8,279
	Vanachai Group PCL	99,600	9,138
	VGI PCL	1,095,480	50,547
	WHA Corp. PCL	1,695,700	228,778
	WHA Utilities & Power PCL	263,200	27,698
	Workpoint Entertainment PCL	54,600	12,891

TOTAL THAILAND			13,554,250

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	322,303	$22,602
	Agesa Hayat ve Emeklilik AS	15,472	40,481
	Akbank TAS	296,476	545,691
	Alarko Holding AS	33,803	121,490
*	Alkim Alkali Kimya AS	38,959	48,454
*	Anadolu Anonim Turk Sigorta Sirketi	47,160	131,157
	Anadolu Efes Biracilik Ve Malt Sanayii AS	29,732	167,506
	Anadolu Hayat Emeklilik AS	28,444	48,810
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,678	46,191
	Arcelik AS	21,239	113,421
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	153,171
*	Aydem Yenilenebilir Enerji AS, Class A	56,344	49,133
	Aygaz AS	14,997	90,831
	Bagfas Bandirma Gubre Fabrikalari AS	19,697	14,645
	BIM Birlesik Magazalar AS	50,877	607,825
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	108,925
	Borusan Yatirim ve Pazarlama AS	1,149	114,425
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	20,082
	Bursa Cimento Fabrikasi AS	109,372	28,602
	Celebi Hava Servisi AS	558	31,755
	Coca-Cola Icecek AS	7,471	167,449
	Deva Holding AS	8,625	20,081
	Dogan Sirketler Grubu Holding AS	353,461	159,016
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	64,493	27,676
	Dogus Otomotiv Servis ve Ticaret AS	31,184	273,176
	EGE Endustri VE Ticaret AS	224	121,072
	EGE Gubre Sanayii AS	16,200	22,821
Ω	Enerjisa Enerji AS	30,234	63,379
	Eregli Demir ve Celik Fabrikalari TAS	69,435	92,150
	Escar Turizm Tasimacilik Ticaret AS	2,605	22,035
	Ford Otomotiv Sanayi AS	8,682	299,044
	Galata Wind Enerji AS	28,735	25,206
*	Goodyear Lastikleri TAS	25,809	17,144
	GSD Holding AS	354,746	47,886
*	Gubre Fabrikalari TAS	2,047	9,745
*	Ihlas Holding AS	242,643	8,615
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	65,655	19,025
	Info Yatirim AS	11,426	4,138
	Is Yatirim Menkul Degerler AS, Class A	180,616	208,744
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,664	21,559
	Kontrolmatik Enerji Ve Muhendislik AS	7,555	55,026
	Koza Altin Isletmeleri AS	66,468	47,744
*	Koza Anadolu Metal Madencilik Isletmeleri AS	28,783	46,054
	LDR Turizm AS	12,962	29,412
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	37,922
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	85,936	245,001
*	MIA Teknoloji AS	46,460	80,573
	Migros Ticaret AS	10,181	138,754
*Ω	MLP Saglik Hizmetleri AS	20,015	144,690
*	NET Holding AS	18,659	17,832
	Otokar Otomotiv Ve Savunma Sanayi AS	7,154	115,769
*	Oyak Yatirim Menkul Degerler AS	14,467	20,336
*	Peker Gayrimenkul Yatirim Ortakligi AS	38,602	9,517
*	Petkim Petrokimya Holding AS	223,129	142,615
	Polisan Holding AS	30,403	12,271
	Politeknik Metal Sanayi ve Ticaret AS	17	9,719
*	Qua Granite Hayal	112,077	14,385
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	77,502
*	Sasa Polyester Sanayi AS	54,535	69,432

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Sekerbank Turk AS	198,514	$29,733
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	40,436	65,752
	Sok Marketler Ticaret AS	49,406	88,589
*	TAV Havalimanlari Holding AS	39,053	264,589
*	Teknosa Ic Ve Dis Ticaret AS	25,300	31,503
	Tofas Turk Otomobil Fabrikasi AS	26,012	221,082
*	Tumosan Motor ve Traktor Sanayi AS	7,242	37,504
	Turk Traktor ve Ziraat Makineleri AS	6,206	176,294
	Turkcell Iletisim Hizmetleri AS	153,339	381,745
	Turkiye Garanti Bankasi AS	88,092	224,911
	Turkiye Is Bankasi AS, Class C	677,880	286,812
	Turkiye Petrol Rafinerileri AS	65,129	393,192
	Turkiye Sigorta AS	30,090	61,532
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	193,799
*	Turkiye Vakiflar Bankasi TAO, Class D	186,995	113,299
*	Ulker Biskuvi Sanayi AS	20,543	72,393
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,371	23,709
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	63,867
*	Vestel Elektronik Sanayi ve Ticaret AS	24,219	62,403
	Yapi ve Kredi Bankasi AS	510,597	511,299
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	23,107
*	Zorlu Enerji Elektrik Uretim AS	374,044	76,331

TOTAL TURKEY			8,853,157

UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	465,031	1,055,939
	Abu Dhabi Islamic Bank PJSC	310,027	942,569
	Abu Dhabi National Hotels	323,091	56,023
	Abu Dhabi National Oil Co. for Distribution PJSC	652,537	619,473
*	Abu Dhabi Ports Co. PJSC	85,405	135,136
	Abu Dhabi Ship Building Co. PJSC	25,197	27,903
	ADNOC Drilling Co. PJSC	477,741	501,886
*	Agility Global PLC	397,888	140,830
	Agthia Group PJSC	105,481	163,998
*	Ajman Bank PJSC	223,593	114,243
*	AL Seer Marine Supplies & Equipment Co. LLC	19,853	26,092
	AL Yah Satellite Communications Co-PJSC-Yah Sat	236,645	154,516
	Aldar Properties PJSC	386,065	573,737
*	Alpha Dhabi Holding PJSC	55,342	212,732
*	Amlak Finance PJSC	203,220	43,582
	Aramex PJSC	219,528	154,415
*	Bayanat AI PLC	22,293	17,256
	Burjeel Holdings PLC	105,474	84,276
	Deyaar Development PJSC	434,668	88,751
	Dubai Financial Market PJSC	275,048	103,132
	Dubai Investments PJSC	613,041	364,408
	Dubai Islamic Bank PJSC	1,121,247	1,697,628
	Emaar Development PJSC	347,471	789,370
	Emaar Properties PJSC	950,125	2,124,570
	Emirates Driving Co.	73,716	59,552
	Emirates Integrated Telecommunications Co. PJSC	209,762	334,004
	Emirates NBD Bank PJSC	467,569	2,165,147
*	Emirates Reem Investments PJSC	13,190	9,400
	Emirates Telecommunications Group Co. PJSC	398,437	1,844,164
	Fertiglobe PLC	166,654	126,306
	First Abu Dhabi Bank PJSC	313,204	1,064,825
*	Ghitha Holding PJSC	6,712	65,029
*	Gulf Pharmaceutical Industries PSC	97,181	24,883
*	International Holding Co. PJSC	5,838	634,921

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Manazel PJSC	301,353	$31,174
*	Multiply Group PJSC	795,044	497,401
	Palms Sports PrJSC	19,157	51,047
	RAK Properties PJSC	340,523	113,344
	Ras Al Khaimah Ceramics	132,162	99,270
	Salik Co. PJSC	46,160	43,446
*	Shuaa Capital PSC	265,287	9,462
	Taaleem Holdings PJSC	5,617	5,719
*	Union Properties PJSC	564,802	66,123

TOTAL UNITED ARAB EMIRATES			17,437,682

UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC	40,767	937,383

UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	14,650	89,249
*	Powerfleet, Inc. NJ	11,791	56,479

TOTAL UNITED STATES			145,728

TOTAL COMMON STOCKS			980,143,997

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
*	Alpargatas SA	42,457	77,349
	Banco ABC Brasil SA, 6.724%	39,513	176,159
*	Banco ABC Brasil SA	1,379	6,074
Ω	Banco BMG SA, 13.443%	29,400	18,514
	Banco Bradesco SA, 7.954%	635,626	1,713,740
	Banco do Estado do Rio Grande do Sul SA Class B, 5.339%	59,900	145,349
	Banco Pan SA, 2.354%	91,800	161,586
	Banco Pine SA, 8.999%	14,200	11,814
	Centrais Eletricas Brasileiras SA Class B, 4.387%	13,100	104,848
	Centrais Eletricas de Santa Catarina SA, 9.689%	3,500	46,967
	Cia de Ferro Ligas da Bahia FERBASA, 8.618%	26,800	41,031
	Cia De Sanena Do Parana, 5.994%	115,531	114,583
	Cia Energetica de Minas Gerais, 11.044%	492,319	926,310
	Cia Energetica do Ceara Class A, 0.892%	2,900	19,285
	Companhia Paranaense de Energia Class B, 4.182%	401,309	702,519
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.827%	34,600	166,383
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 4.521%	800	8,890
	Energisa SA, 4.462%	226	332
	Eucatex SA Industria e Comercio, 6.080%	27,000	79,243
	Gerdau SA, 7.761%	131,670	463,023
	Grazziotin SA, 10.241%	2,103	10,676
	Itau Unibanco Holding SA, 7.531%	401,443	2,424,460
	Marcopolo SA, 7.107%	226,264	287,155
	Raizen SA, 6.330%	507,847	299,274
	Randon SA Implementos e Participacoes, 5.442%	56,100	115,493
	Schulz SA, 5.864%	35,856	42,536
	Track & Field Co. SA, 1.599%	15,700	34,015
	Unipar Carbocloro SA Class B, 5.246%	13,101	133,190
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 3.579%	62,000	94,446

TOTAL BRAZIL			8,425,244

CHILE — (0.0%)
	Embotelladora Andina SA Class B, 6.361%	41,683	117,879

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
CHILE — (Continued)
Sociedad Quimica y Minera de Chile SA Class B, 9.482%	6,492	$296,520

TOTAL CHILE		414,399

COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 8.639%	542,864	64,070
Grupo de Inversiones Suramericana SA, 5.666%	26,195	154,379

TOTAL COLOMBIA		218,449

INDIA — (0.0%)
* Sundaram Clayton Ltd.	160	21

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	3,315	1,779

TOTAL PREFERRED STOCKS		9,059,892

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Diagnosticos da America SA Warrants 04/30/2025	200	50
* Grazziotin SA Rights 05/21/2024	75	5
* Grupo Casas Bahia SA Warrants 09/19/2024	212,893	410

TOTAL BRAZIL		465

INDIA — (0.0%)
* IIFL Finance Ltd. Rights 05/14/2024	4,741	5,492

TAIWAN — (0.0%)
* Chlitina Holding Ltd. Rights 05/13/2024	513	505
* Eris Technology Corp. Rights	324	573
* Senao Networks, Inc. Warrants	1,142	456

TOTAL TAIWAN		1,534

THAILAND — (0.0%)
* Ner W2 Warrants 04/18/2025	36,117	49
* Roctec Global PCL Warrants 02/05/2027	275,600	297

TOTAL THAILAND		346

TOTAL RIGHTS/WARRANTS		7,837

TOTAL INVESTMENT SECURITIES (Cost $859,446,466)		989,211,726

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	941,333	10,889,337

TOTAL INVESTMENTS — (100.0%) (Cost $870,335,725)		$1,000,101,063

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$37,595,060	$652,284	—	$38,247,344
Chile	1,424,094	4,532,319	—	5,956,413
China	21,778,017	222,190,362	$666,547	244,634,926
Colombia	1,188,052	10,522	—	1,198,574
Czech Republic	—	267,975	—	267,975
Greece	55,132	4,799,594	—	4,854,726
Hong Kong	—	149,000	1,812	150,812
Hungary	—	1,812,007	—	1,812,007
India	8,658,499	182,605,967	1,953	191,266,419
Indonesia	192,088	6,281,258	18,579	6,491,925
Kuwait	4,253,703	853,439	—	5,107,142
Malaysia	—	12,475,910	—	12,475,910
Mexico	24,084,108	93,218	—	24,177,326
Peru	881,616	—	—	881,616
Philippines	—	2,718,431	—	2,718,431
Poland	—	9,680,829	—	9,680,829
Qatar	—	7,075,635	—	7,075,635
Russia	—	—	66,796	66,796
Saudi Arabia	50,772	35,576,535	—	35,627,307
South Africa	2,041,281	19,056,939	—	21,098,220
South Korea	6,277,661	132,483,598	136,927	138,898,186
Taiwan	11,612,938	174,912,272	2,068	186,527,278
Thailand	12,175,875	1,378,375	—	13,554,250
Turkey	—	8,853,157	—	8,853,157
United Arab Emirates	66,123	17,371,559	—	17,437,682
United Kingdom	535,713	401,670	—	937,383
United States	56,479	89,249	—	145,728
Preferred Stocks
Brazil	8,406,730	18,514	—	8,425,244
Chile	—	414,399	—	414,399
Colombia	218,449	—	—	218,449
India	—	21	—	21
Philippines	—	1,779	—	1,779
Rights/Warrants
Brazil	—	465	—	465
India	—	5,492	—	5,492
Taiwan	—	1,534	—	1,534
Thailand	—	346	—	346
Securities Lending Collateral	—	10,889,337	—	10,889,337

Total Investments in Securities	$141,552,390	$857,653,991	$894,682<>	$1,000,101,063

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.2%)
COMMUNICATION SERVICES — (3.1%)
#*	AdTheorent Holding Co., Inc.	10,313	$33,620
#*	Advantage Solutions, Inc.	31,555	134,424
*	AMC Networks, Inc., Class A	14,134	150,103
*	Angi, Inc.	18,901	39,881
	ATN International, Inc.	8,597	164,031
*	Bandwidth, Inc., Class A	9,094	165,511
*	Boston Omaha Corp., Class A	13,679	211,204
*	Bumble, Inc., Class A	25,489	257,439
#	Cable One, Inc.	773	304,446
*	Cardlytics, Inc.	11,504	140,924
*	Cars.com, Inc.	22,753	380,203
#*	comScore, Inc.	841	11,623
*	Consolidated Communications Holdings, Inc.	31,699	136,940
*	Cumulus Media, Inc., Class A	5,163	13,579
*	DHI Group, Inc.	22,706	53,132
#*	EchoStar Corp., Class A	28,340	453,157
	Entravision Communications Corp., Class A	31,641	66,130
*	EW Scripps Co., Class A	33,487	125,911
*	Frontier Communications Parent, Inc.	53,440	1,236,602
*	Gaia, Inc.	2,866	11,091
*	Gambling.com Group Ltd.	4,900	42,385
*	Gannett Co., Inc.	64,551	156,213
»	GCI Liberty, Inc.	584	528
	Gray Television, Inc.	48,432	278,484
*	IMAX Corp.	8,400	134,484
*	Integral Ad Science Holding Corp.	29,603	283,893
	Interpublic Group of Cos., Inc.	44,922	1,367,426
	John Wiley & Sons, Inc., Class A	14,933	561,033
*	Liberty Broadband Corp., Class A	4,878	244,534
*	Liberty Broadband Corp., Class C	27,640	1,374,537
*	Liberty Global Ltd., Class A	20,808	330,743
#*	Liberty Global Ltd., Class C	20,199	330,658
*	Liberty Latin America Ltd., Class A	18,962	143,163
*	Liberty Latin America Ltd., Class C	73,797	556,429
*	Liberty Media Corp.-Liberty Live, Class A	805	28,867
*	Liberty Media Corp.-Liberty Live, Class C	1,864	69,564
*	Liberty Media Corp.-Liberty SiriusXM, Class A	18,088	435,197
*	Liberty Media Corp.-Liberty SiriusXM, Class C	28,220	678,973
*	Lions Gate Entertainment Corp., Class B	31,474	296,800
#*	Lumen Technologies, Inc.	105,160	125,140
*	Madison Square Garden Entertainment Corp.	8,035	314,570
#*	Magnite, Inc.	58,244	514,294
*	Marchex, Inc., Class B	494	677
#	Marcus Corp.	14,589	190,240
	Nexstar Media Group, Inc.	11,420	1,827,885
#*	Nextdoor Holdings, Inc.	18,716	38,181
*	Ooma, Inc.	4,484	31,657
	Paramount Global, Class A	1,850	38,276
	Paramount Global, Class B	20,538	233,928
*	Playstudios, Inc.	12,335	26,644
#*	Reading International, Inc., Class A	5,626	9,508
	Saga Communications, Inc., Class A	2,918	66,501
	Scholastic Corp.	15,350	546,767

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	22,972	$294,501
#	Shutterstock, Inc.	5,023	214,532
#	Sinclair, Inc.	20,038	246,467
#*	Sphere Entertainment Co.	11,307	439,390
	Spok Holdings, Inc.	6,453	99,699
	TEGNA, Inc.	63,695	868,800
	Telephone & Data Systems, Inc.	51,541	806,617
*	Thryv Holdings, Inc.	7,173	165,051
*	TrueCar, Inc.	39,501	104,283
*	U.S. Cellular Corp.	22,033	801,120
*	Urban One, Inc.	7,214	11,182
*	Urban One, Inc.	2,835	5,642
*	Vimeo, Inc.	21,201	76,112
*	WideOpenWest, Inc.	20,225	72,203
*	Ziff Davis, Inc.	6,478	324,612

TOTAL COMMUNICATION SERVICES.			19,898,341

CONSUMER DISCRETIONARY — (15.2%)
*	1-800-Flowers.com, Inc., Class A	15,632	141,782
#*	1stdibs.com, Inc.	8,976	51,343
	Aaron’s Co., Inc.	16,590	114,637
*	Abercrombie & Fitch Co., Class A	24,766	3,009,564
	Academy Sports & Outdoors, Inc.	27,579	1,607,856
*	Adient PLC	30,499	911,005
	ADT, Inc.	67,118	436,267
*	Adtalem Global Education, Inc.	21,623	1,072,933
	Advance Auto Parts, Inc.	433	31,600
*	American Axle & Manufacturing Holdings, Inc.	58,417	428,781
	American Eagle Outfitters, Inc.	72,825	1,766,734
*	American Outdoor Brands, Inc.	6,121	47,866
*	American Public Education, Inc.	10,026	138,660
*	America’s Car-Mart, Inc.	3,267	187,003
*	AMMO, Inc.	8,130	20,650
	Aramark	5,022	158,243
	Ark Restaurants Corp.	411	5,705
	Arko Corp.	16,000	68,800
*	Asbury Automotive Group, Inc.	6,699	1,408,398
#*	Aterian, Inc.	421	956
	Autoliv, Inc.	2,579	308,938
*	AutoNation, Inc.	11,621	1,872,724
#*	Bally’s Corp.	1,772	23,284
	Bassett Furniture Industries, Inc.	5,100	71,298
*	Beazer Homes USA, Inc.	15,735	441,052
#	Big 5 Sporting Goods Corp.	7,076	25,049
#	Big Lots, Inc.	13,098	46,105
*	Biglari Holdings, Inc., Class A	30	29,996
*	Biglari Holdings, Inc., Class B	863	170,106
*	BJ’s Restaurants, Inc.	11,810	384,888
*	Boot Barn Holdings, Inc.	3,639	387,444
	BorgWarner, Inc.	79,367	2,600,857
	Brunswick Corp.	12,659	1,020,822
*	Caesars Entertainment, Inc.	9,880	353,902
	Caleres, Inc.	13,403	493,632
*	Capri Holdings Ltd.	19,485	691,328
*	CarParts.com, Inc.	12,410	15,264
	Carriage Services, Inc.	2,131	54,511
	Carrols Restaurant Group, Inc.	5,610	53,407
	Cato Corp., Class A	9,508	45,829
*	Cavco Industries, Inc.	2,775	1,010,683

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Century Casinos, Inc.	4,358	$12,943
	Century Communities, Inc.	13,543	1,074,231
*	Chegg, Inc.	24,710	127,751
*	Chuy’s Holdings, Inc.	8,671	255,448
#*	Citi Trends, Inc.	3,912	83,873
#	Clarus Corp.	9,871	62,483
*	Conn’s, Inc.	12,692	44,803
*	Container Store Group, Inc.	24,013	20,219
*	Cooper-Standard Holdings, Inc.	4,792	73,941
#	Cracker Barrel Old Country Store, Inc.	971	56,502
	Crown Crafts, Inc.	1,600	8,160
*	Culp, Inc.	4,293	19,576
	Dana, Inc.	56,109	697,435
*	Delta Apparel, Inc.	3,432	8,065
	Designer Brands, Inc., Class A	28,202	261,997
#*	Destination XL Group, Inc.	21,687	69,615
*	Dorman Products, Inc.	6,838	597,983
*	Duluth Holdings, Inc., Class B	12,388	52,153
*	El Pollo Loco Holdings, Inc.	18,381	156,606
	Escalade, Inc.	3,057	38,090
#	Ethan Allen Interiors, Inc.	12,381	349,639
#*	Figs, Inc., Class A	20,076	102,588
*	First Watch Restaurant Group, Inc.	3,468	88,503
	Flexsteel Industries, Inc.	1,708	56,296
	Foot Locker, Inc.	35,299	735,984
#*	Fossil Group, Inc.	1,522	1,184
#*	Full House Resorts, Inc.	7,227	36,858
#*	Funko, Inc., Class A	8,399	51,150
	Gap, Inc.	112,981	2,318,370
*	Genesco, Inc.	6,619	167,527
*	Gentherm, Inc.	1,730	87,486
*	G-III Apparel Group Ltd.	23,594	664,171
*	Global Business Travel Group I	9,147	55,339
*	Goodyear Tire & Rubber Co.	110,906	1,326,436
*	GoPro, Inc., Class A	54,312	93,960
	Graham Holdings Co., Class B	1,508	1,057,666
*	Green Brick Partners, Inc.	11,839	640,845
	Group 1 Automotive, Inc.	6,044	1,777,057
#*	GrowGeneration Corp.	22,304	66,689
#	Guess?, Inc.	16,951	453,948
	Hamilton Beach Brands Holding Co., Class A	1,500	30,510
	Harley-Davidson, Inc.	38,118	1,310,878
	Haverty Furniture Cos., Inc.	7,037	216,740
#*	Helen of Troy Ltd.	8,103	751,229
#	Hibbett, Inc.	6,023	519,424
*	Hilton Grand Vacations, Inc.	13,850	576,714
	Hooker Furnishings Corp.	6,091	103,547
*	Hovnanian Enterprises, Inc., Class A	1,025	151,526
*	JAKKS Pacific, Inc.	2,636	49,847
	Johnson Outdoors, Inc., Class A	4,868	199,637
	KB Home	26,839	1,738,094
#	Kohl’s Corp.	40,192	962,196
#	Krispy Kreme, Inc.	3,812	48,222
	Lakeland Industries, Inc.	3,668	60,705
*	Lands’ End, Inc.	17,827	243,873
*	Landsea Homes Corp.	6,866	79,302
*	Latham Group, Inc.	4,482	12,550
	Laureate Education, Inc.	47,890	694,405
	La-Z-Boy, Inc.	19,420	637,753

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lazydays Holdings, Inc.	4,239	$15,006
	LCI Industries	6,814	708,520
	Lear Corp.	7,513	945,661
*	Legacy Housing Corp.	6,720	136,886
	Leggett & Platt, Inc.	21,086	381,024
*	LGI Homes, Inc.	8,812	792,463
#*	Life Time Group Holdings, Inc.	34,905	476,802
	Lifetime Brands, Inc.	10,226	93,466
*	Lincoln Educational Services Corp.	11,266	120,096
	Lithia Motors, Inc.	8,060	2,050,303
#*	LL Flooring Holdings, Inc.	15,552	24,572
#*	Lovesac Co.	4,732	104,956
*	M/I Homes, Inc.	5,985	695,577
	Macy’s, Inc.	95,327	1,756,877
*	Malibu Boats, Inc., Class A	5,875	199,868
	Marine Products Corp.	1,178	12,664
*	MarineMax, Inc.	10,455	257,925
	Marriott Vacations Worldwide Corp.	11,678	1,122,373
*	MasterCraft Boat Holdings, Inc.	3,375	68,276
*	Mattel, Inc.	15,714	287,880
	Meritage Homes Corp.	9,691	1,606,186
#*	Mister Car Wash, Inc.	3,962	26,506
*	Modine Manufacturing Co.	26,018	2,410,047
*	Mohawk Industries, Inc.	25,039	2,887,497
	Monarch Casino & Resort, Inc.	777	52,657
	Monro, Inc.	10,221	278,522
*	Motorcar Parts of America, Inc.	9,753	55,397
#	Movado Group, Inc.	8,389	213,668
*	National Vision Holdings, Inc.	24,768	431,459
	Newell Brands, Inc.	116,661	926,288
*	ODP Corp.	17,666	899,376
*	OneSpaWorld Holdings Ltd.	4,654	59,199
#*	OneWater Marine, Inc., Class A	2,485	51,464
	Oxford Industries, Inc.	5,547	597,856
	Patrick Industries, Inc.	8,489	887,016
#*	Penn Entertainment, Inc.	32,008	529,412
	Penske Automotive Group, Inc.	15,107	2,310,011
	Perdoceo Education Corp.	35,199	644,142
#*	Petco Health & Wellness Co., Inc.	34,825	52,238
#	PetMed Express, Inc.	5,743	22,685
	Phinia, Inc.	14,055	548,145
*	Playa Hotels & Resorts NV	53,362	480,258
*	Portillo’s, Inc., Class A	6,500	79,690
	PVH Corp.	25,860	2,813,568
#	RCI Hospitality Holdings, Inc.	2,105	106,850
#*	Revolve Group, Inc.	1,676	33,369
	Rocky Brands, Inc.	3,792	97,720
*	Sally Beauty Holdings, Inc.	12,672	137,491
#	Shoe Carnival, Inc.	14,057	470,066
	Signet Jewelers Ltd.	17,468	1,712,388
*	Skechers USA, Inc., Class A	5,673	374,702
	Smith & Wesson Brands, Inc.	23,502	398,829
#*	Solid Power, Inc.	14,592	24,660
#*	Solo Brands, Inc., Class A	14,521	27,299
	Sonic Automotive, Inc., Class A	11,603	671,118
#*	Sportsman’s Warehouse Holdings, Inc.	19,768	63,258
	Standard Motor Products, Inc.	10,327	331,497
	Steven Madden Ltd.	2,732	110,400
#*	Stitch Fix, Inc., Class A	31,962	67,759

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stoneridge, Inc.	9,477	$141,965
	Strategic Education, Inc.	9,212	1,057,906
*	Strattec Security Corp.	1,214	27,631
*	Stride, Inc.	14,654	978,154
	Superior Group of Cos., Inc.	6,372	103,672
*	Taylor Morrison Home Corp.	50,519	2,829,569
	Thor Industries, Inc.	17,553	1,745,119
*	Tile Shop Holdings, Inc.	9,323	62,651
#*	Tilly’s, Inc., Class A	10,706	64,985
	Toll Brothers, Inc.	32,975	3,927,652
*	Topgolf Callaway Brands Corp.	56,286	901,702
#*	Traeger, Inc.	10,933	23,506
*	Tri Pointe Homes, Inc.	47,957	1,767,215
*	Under Armour, Inc., Class A	64,262	432,483
*	Under Armour, Inc., Class C	62,855	409,815
*	Unifi, Inc.	9,361	55,885
*	Universal Electronics, Inc.	7,047	79,561
*	Universal Technical Institute, Inc.	9,785	148,928
	Upbound Group, Inc.	15,210	471,662
*	Urban Outfitters, Inc.	36,902	1,437,702
*	Vera Bradley, Inc.	15,150	99,839
#	VF Corp.	39,935	497,590
*	Vista Outdoor, Inc.	24,282	852,055
*	Visteon Corp.	3,942	436,103
*	VOXX International Corp.	10,845	63,986
	Weyco Group, Inc.	4,829	141,731
#	Whirlpool Corp.	2,985	283,157
	Winnebago Industries, Inc.	14,933	919,574
	Worthington Enterprises, Inc.	15,641	894,040
*	Zumiez, Inc.	9,329	160,459

TOTAL CONSUMER DISCRETIONARY			98,708,809

CONSUMER STAPLES — (4.1%)
	Alico, Inc.	4,231	118,087
	Andersons, Inc.	17,271	948,869
#	B&G Foods, Inc.	20,358	225,974
*	BellRing Brands, Inc.	21,842	1,205,023
	Calavo Growers, Inc.	3,701	99,742
	Cal-Maine Foods, Inc.	16,522	914,162
#*	Central Garden & Pet Co.	4,869	199,386
*	Central Garden & Pet Co., Class A	20,397	722,666
*	Chefs’ Warehouse, Inc.	14,474	478,800
*	Darling Ingredients, Inc.	31,273	1,325,037
#*	Duckhorn Portfolio, Inc.	41,258	349,455
	Edgewell Personal Care Co.	19,405	730,016
*	Farmer Bros Co.	6,541	20,277
	Fresh Del Monte Produce, Inc.	24,306	621,504
*	Grocery Outlet Holding Corp.	29,489	765,829
*	Hain Celestial Group, Inc.	27,223	167,149
	Ingles Markets, Inc., Class A	7,277	522,125
	Ingredion, Inc.	16,985	1,946,311
	J & J Snack Foods Corp.	164	22,516
	J M Smucker Co.	9,302	1,068,335
	Lifevantage Corp.	3,000	18,300
	Limoneira Co.	8,439	166,923
#	MGP Ingredients, Inc.	2,425	190,217
#*	Mission Produce, Inc.	11,863	134,645
*	Natural Alternatives International, Inc.	1,808	11,300
	Natural Grocers by Vitamin Cottage, Inc.	9,245	151,248

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Nature’s Sunshine Products, Inc.	7,774	$151,204
	Nu Skin Enterprises, Inc., Class A	11,695	137,533
	Oil-Dri Corp. of America	2,382	164,954
*	Performance Food Group Co.	20,045	1,360,655
*	Pilgrim’s Pride Corp.	18,211	655,960
*	Post Holdings, Inc.	22,089	2,344,747
	PriceSmart, Inc.	10,602	854,415
	Seaboard Corp.	279	923,521
*	Seneca Foods Corp., Class A	2,914	169,274
*	Simply Good Foods Co.	20,588	750,433
	SpartanNash Co.	17,893	341,577
	Spectrum Brands Holdings, Inc.	13,791	1,129,069
	Tootsie Roll Industries, Inc.	4,702	139,696
*	TreeHouse Foods, Inc.	22,996	863,500
*	U.S. Foods Holding Corp.	25,451	1,278,913
*	United Natural Foods, Inc.	24,213	216,222
	Universal Corp.	12,925	664,733
*	USANA Health Sciences, Inc.	3,767	156,406
	Village Super Market, Inc., Class A	5,738	160,492
#	Weis Markets, Inc.	12,183	769,113
#*	Whole Earth Brands, Inc.	18,679	90,033
*	Willamette Valley Vineyards, Inc.	206	863

TOTAL CONSUMER STAPLES			26,447,209

ENERGY — (9.7%)
	Adams Resources & Energy, Inc.	489	14,425
*	Amplify Energy Corp.	14,000	98,840
*	Antero Resources Corp.	86,345	2,936,593
	APA Corp.	24,206	761,037
	Archrock, Inc.	47,301	907,706
	Ardmore Shipping Corp.	20,003	335,050
	Berry Corp.	32,889	279,228
*	Bristow Group, Inc.	11,552	303,933
	California Resources Corp.	24,603	1,300,515
	ChampionX Corp.	15,163	509,022
#	Chesapeake Energy Corp.	28,502	2,561,760
#	Chord Energy Corp.	10,231	1,810,682
	Civitas Resources, Inc.	11,238	808,686
*	Clean Energy Fuels Corp.	99,591	231,051
*	CNX Resources Corp.	76,891	1,808,476
#	Comstock Resources, Inc.	70,418	708,405
	CONSOL Energy, Inc.	11,783	975,161
#	Core Laboratories, Inc.	7,400	116,920
	Crescent Energy Co., Class A	4,520	48,093
	Delek U.S. Holdings, Inc.	28,103	768,055
	DHT Holdings, Inc.	80,340	917,483
*	DMC Global, Inc.	5,140	81,469
	Dorian LPG Ltd.	19,585	809,252
*	Dril-Quip, Inc.	17,393	316,205
*	DT Midstream, Inc.	27,210	1,692,462
	Epsilon Energy Ltd.	6,821	36,970
#	Evolution Petroleum Corp.	9,410	50,814
*	Expro Group Holdings NV	26,649	499,935
*	Forum Energy Technologies, Inc.	4,078	76,055
	FutureFuel Corp.	22,698	123,023
*	Geospace Technologies Corp.	4,922	59,802
#	Granite Ridge Resources, Inc.	6,538	42,628
#*	Green Plains, Inc.	14,161	292,708
*	Gulf Island Fabrication, Inc.	6,655	45,919

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Gulfport Energy Corp.	1,921	$304,882
*	Hallador Energy Co.	13,940	71,233
*	Helix Energy Solutions Group, Inc.	74,063	795,437
	Helmerich & Payne, Inc.	34,221	1,345,912
	HF Sinclair Corp.	63,549	3,447,533
#*	Independence Contract Drilling, Inc.	257	481
	International Seaways, Inc.	18,014	995,994
*	Kosmos Energy Ltd.	46,157	261,710
	Liberty Energy, Inc.	63,928	1,406,416
#	Magnolia Oil & Gas Corp., Class A	28,552	715,799
*	Mammoth Energy Services, Inc.	9,096	29,562
	Matador Resources Co.	37,489	2,335,565
	Murphy Oil Corp.	64,924	2,898,207
#*	Nabors Industries Ltd.	2,274	163,796
	NACCO Industries, Inc., Class A	3,182	87,632
*	Natural Gas Services Group, Inc.	5,881	129,852
*	Newpark Resources, Inc.	42,501	294,957
#	Nordic American Tankers Ltd.	96,807	377,547
	Northern Oil & Gas, Inc.	15,996	652,477
	NOV, Inc.	90,332	1,670,239
*	Oil States International, Inc.	34,731	138,577
	Overseas Shipholding Group, Inc., Class A	37,917	230,535
	Ovintiv, Inc.	37,544	1,926,758
*	Par Pacific Holdings, Inc.	12,866	396,273
	Patterson-UTI Energy, Inc.	1,362	14,737
	PBF Energy, Inc., Class A	44,154	2,352,084
	Peabody Energy Corp.	47,612	1,044,607
	PHX Minerals, Inc.	15,007	50,273
*	PrimeEnergy Resources Corp.	646	66,189
*	ProPetro Holding Corp.	44,914	391,650
	Range Resources Corp.	47,173	1,693,982
	Ranger Energy Services, Inc.	1,381	13,589
*	REX American Resources Corp.	8,179	452,544
	Riley Exploration Permian, Inc.	454	11,772
#	RPC, Inc.	72,885	487,601
	SandRidge Energy, Inc.	16,894	231,448
	Scorpio Tankers, Inc.	21,314	1,499,653
*	SEACOR Marine Holdings, Inc.	10,107	123,508
*	Seadrill Ltd.	11,581	562,258
	Select Water Solutions, Inc.	42,441	392,155
	SFL Corp. Ltd.	55,132	734,910
*	SilverBow Resources, Inc.	2,789	85,678
	Sitio Royalties Corp., Class A	1,767	41,065
	SM Energy Co.	40,493	1,963,506
#*	Smart Sand, Inc.	3,473	7,259
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	94,144
*	Southwestern Energy Co.	289,558	2,168,789
*	Talos Energy, Inc.	42,301	557,527
*	Teekay Corp.	34,230	250,564
	Teekay Tankers Ltd., Class A	14,514	845,731
#*	Transocean Ltd.	324,378	1,693,253
*	U.S. Silica Holdings, Inc.	35,730	551,314
	VAALCO Energy, Inc.	2,413	15,443
#*	Vital Energy, Inc.	5,994	317,802
#	Vitesse Energy, Inc.	6,443	142,970
	World Kinect Corp.	30,874	725,539

TOTAL ENERGY			62,589,281

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (24.9%)
	1st Source Corp.	10,144	$503,142
*	Acacia Research Corp.	4,296	20,922
	ACNB Corp.	2,594	84,409
	Affiliated Managers Group, Inc.	1,919	299,556
#	Alerus Financial Corp.	5,609	110,497
	Ally Financial, Inc.	86,341	3,311,177
	Amalgamated Financial Corp.	9,416	231,069
#	A-Mark Precious Metals, Inc.	11,160	447,181
*	Ambac Financial Group, Inc.	22,313	322,423
	Amerant Bancorp, Inc.	11,899	257,732
	American Equity Investment Life Holding Co.	39,094	2,193,564
	Ameris Bancorp	30,578	1,451,843
	AmeriServ Financial, Inc.	6,300	15,246
#	Ames National Corp.	4,229	81,408
	Arrow Financial Corp.	9,060	201,766
*	AssetMark Financial Holdings, Inc.	14,496	490,110
	Associated Banc-Corp.	69,447	1,463,248
	Associated Capital Group, Inc., Class A	738	23,978
	Assured Guaranty Ltd.	28,997	2,224,070
	Atlantic Union Bankshares Corp.	36,253	1,151,758
#*	Atlanticus Holdings Corp.	4,170	110,297
	Auburn National BanCorp, Inc.	44	814
	Axis Capital Holdings Ltd.	29,845	1,830,394
*	Axos Financial, Inc.	22,189	1,122,985
	Banc of California, Inc.	53,495	732,347
	BancFirst Corp.	249	22,203
	Bank of Marin Bancorp	8,173	117,364
	Bank of NT Butterfield & Son Ltd.	8,768	298,112
	Bank OZK	42,165	1,882,667
	BankFinancial Corp.	6,411	61,994
	BankUnited, Inc.	31,634	845,577
	Bankwell Financial Group, Inc.	2,846	65,259
	Banner Corp.	15,967	696,640
	Bar Harbor Bankshares	7,076	177,466
	BayCom Corp.	6,236	123,348
	BCB Bancorp, Inc.	8,990	84,686
	Berkshire Hills Bancorp, Inc.	22,664	483,196
#*	Blue Foundry Bancorp	10,401	88,825
#	Blue Ridge Bankshares, Inc.	2,036	5,090
*	BM Technologies, Inc.	2,712	4,312
	BOK Financial Corp.	20,463	1,815,682
	Bread Financial Holdings, Inc.	19,436	717,383
*	Bridgewater Bancshares, Inc.	8,639	93,992
*	Brighthouse Financial, Inc.	25,341	1,222,703
	Brookline Bancorp, Inc.	41,172	341,728
	Business First Bancshares, Inc.	8,569	173,008
	Byline Bancorp, Inc.	15,732	340,912
	C&F Financial Corp.	703	27,537
	Cadence Bank	61,088	1,690,305
*	California BanCorp.	616	13,367
	Cambridge Bancorp	1,721	105,618
	Camden National Corp.	7,436	232,152
	Capital Bancorp, Inc.	2,951	57,249
	Capital City Bank Group, Inc.	8,430	223,564
	Capitol Federal Financial, Inc.	66,433	316,885
*	Carter Bankshares, Inc.	9,177	111,684
	Cathay General Bancorp	28,379	977,373
	Central Pacific Financial Corp.	13,002	259,260
	Chemung Financial Corp.	1,262	53,212

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Citizens & Northern Corp.	7,327	$124,925
	Citizens Community Bancorp, Inc.	2,054	22,594
	Civista Bancshares, Inc.	7,147	102,059
	CNB Financial Corp.	10,280	195,320
	CNO Financial Group, Inc.	28,926	761,622
*	Coastal Financial Corp.	1,230	47,576
	Codorus Valley Bancorp, Inc.	2,077	46,109
	Colony Bankcorp, Inc.	7,665	83,319
#*	Columbia Financial, Inc.	12,433	206,388
	Comerica, Inc.	42,020	2,108,143
	Community Bank System, Inc.	13,954	603,092
	Community Trust Bancorp, Inc.	9,389	394,432
	Community West Bancshares	5,434	93,302
	ConnectOne Bancorp, Inc.	19,709	352,988
*	Consumer Portfolio Services, Inc.	9,697	83,006
*	CrossFirst Bankshares, Inc.	19,184	231,743
*	Customers Bancorp, Inc.	16,446	751,089
	CVB Financial Corp.	31,053	507,406
	Dime Community Bancshares, Inc.	16,451	299,408
	Donegal Group, Inc., Class A	12,902	173,403
	Donegal Group, Inc., Class B	592	7,678
	Eagle Bancorp Montana, Inc.	600	7,680
	Eagle Bancorp, Inc.	14,291	264,241
	East West Bancorp, Inc.	1,870	139,296
	Eastern Bankshares, Inc.	35,471	445,516
*	eHealth, Inc.	13,788	59,013
	Employers Holdings, Inc.	12,740	542,597
	Enact Holdings, Inc.	11,269	335,027
*	Encore Capital Group, Inc.	11,918	489,711
*	Enova International, Inc.	15,341	928,591
*	Enstar Group Ltd.	5,731	1,664,110
	Enterprise Bancorp, Inc.	3,156	76,691
	Enterprise Financial Services Corp.	14,118	536,625
	Equity Bancshares, Inc., Class A	8,360	278,472
	Esquire Financial Holdings, Inc.	387	18,212
	ESSA Bancorp, Inc.	1,308	21,190
	Essent Group Ltd.	35,381	1,874,132
	Evans Bancorp, Inc.	1,804	46,164
#*	EZCORP, Inc., Class A	26,696	293,122
#	F&G Annuities & Life, Inc.	1,825	69,022
	Farmers & Merchants Bancorp, Inc.	600	12,300
	Farmers National Banc Corp.	13,132	155,352
	FB Financial Corp.	15,963	585,044
	Federal Agricultural Mortgage Corp., Class C	3,081	573,467
	Financial Institutions, Inc.	8,034	138,345
	First American Financial Corp.	27,109	1,452,229
	First BanCorp	62,274	1,074,227
	First Bancorp, Inc.	4,291	94,745
	First Bancorp/Southern Pines NC	16,179	492,003
	First Bancshares, Inc.	9,114	218,189
	First Bank	5,276	61,624
	First Busey Corp.	23,908	534,105
	First Business Financial Services, Inc.	3,548	117,332
	First Commonwealth Financial Corp.	44,620	588,538
	First Community Bankshares, Inc.	8,793	291,752
	First Financial Bancorp	40,714	900,187
	First Financial Corp.	4,232	154,087
	First Financial Northwest, Inc.	2,949	60,071
#	First Foundation, Inc.	26,477	145,094

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Hawaiian, Inc.	43,460	$916,571
	First Horizon Corp.	138,417	2,065,182
	First Internet Bancorp	4,583	142,302
	First Interstate BancSystem, Inc., Class A	32,910	878,697
	First Merchants Corp.	24,216	809,299
	First Mid Bancshares, Inc.	7,039	217,927
	First Northwest Bancorp	2,324	23,821
	First of Long Island Corp.	12,576	119,095
	First United Corp.	2,487	56,181
*	First Western Financial, Inc.	2,882	48,043
	Flushing Financial Corp.	15,758	173,653
	FNB Corp.	130,724	1,743,858
	FS Bancorp, Inc.	3,495	108,939
	Fulton Financial Corp.	72,404	1,198,286
*	Fundamental Global, Inc.	3,604	4,829
*	FVCBankcorp, Inc.	2,378	27,371
*	Genworth Financial, Inc., Class A	185,419	1,099,541
	German American Bancorp, Inc.	6,547	207,736
	Glacier Bancorp, Inc.	3,494	126,413
	Globe Life, Inc.	2,767	210,762
#*	GoHealth, Inc., Class A.	897	9,033
	Great Southern Bancorp, Inc.	6,383	328,086
*	Green Dot Corp., Class A	25,181	220,334
*	Greenlight Capital Re Ltd., Class A	15,670	189,920
	Guaranty Bancshares, Inc.	3,726	107,048
	Hancock Whitney Corp.	32,688	1,483,708
	Hanmi Financial Corp.	13,939	213,267
	HarborOne Bancorp, Inc.	24,706	250,272
	HBT Financial, Inc.	1,424	26,280
	Heartland Financial USA, Inc.	14,610	615,227
	Heritage Commerce Corp.	32,102	254,890
	Heritage Financial Corp.	17,265	306,281
*	Heritage Insurance Holdings, Inc.	11,019	112,504
	Hilltop Holdings, Inc.	21,057	616,128
	Hingham Institution For Savings The	766	129,377
	HMN Financial, Inc.	750	14,925
	Home Bancorp, Inc.	3,022	105,770
	Home BancShares, Inc.	55,980	1,325,606
	HomeStreet, Inc.	8,369	102,520
	HomeTrust Bancshares, Inc.	4,946	127,112
	Hope Bancorp, Inc.	58,464	585,809
	Horace Mann Educators Corp.	18,738	690,683
	Horizon Bancorp, Inc.	21,774	249,966
	Independent Bank Corp.	12,474	626,694
	Independent Bank Corp.	10,136	251,474
	Independent Bank Group, Inc.	20,152	750,460
	International Bancshares Corp.	20,368	1,133,479
	Invesco Ltd.	139,344	1,974,504
	Investar Holding Corp.	701	11,693
	Investors Title Co.	618	99,146
	Jackson Financial, Inc., Class A	30,536	2,086,220
	James River Group Holdings Ltd.	15,764	140,142
	Janus Henderson Group PLC	53,557	1,672,050
	Jefferies Financial Group, Inc.	53,150	2,288,639
	Kearny Financial Corp.	35,145	189,783
	Kemper Corp.	15,282	891,093
	Kentucky First Federal Bancorp	120	467
	KeyCorp.	20,617	298,740
*	Kingstone Cos., Inc.	2,182	10,146

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Bancorp, Inc.	25,471	$310,492
	Landmark Bancorp, Inc.	271	4,878
	LCNB Corp.	3,243	45,726
*	LendingClub Corp.	43,067	323,864
	Live Oak Bancshares, Inc.	10,355	334,674
	Macatawa Bank Corp.	16,642	232,988
*	Maiden Holdings Ltd.	19,322	40,190
#	MainStreet Bancshares, Inc.	762	11,636
#	MBIA, Inc.	1,953	12,284
	Mercantile Bank Corp.	7,428	268,002
	Merchants Bancorp	8,083	325,987
	Mercury General Corp.	16,816	878,804
	Meridian Corp.	1,485	13,751
#	Metrocity Bankshares, Inc.	3,163	72,686
*	Metropolitan Bank Holding Corp.	5,298	210,331
	MGIC Investment Corp.	91,916	1,864,056
	Mid Penn Bancorp, Inc.	6,058	122,553
	Midland States Bancorp, Inc.	11,082	242,696
	MidWestOne Financial Group, Inc.	6,060	122,230
*	Mr Cooper Group, Inc.	17,011	1,313,249
	MVB Financial Corp.	5,467	98,242
	National Bank Holdings Corp., Class A	12,396	405,721
	National Bankshares, Inc.	1,859	49,840
	National Western Life Group, Inc., Class A	1,638	800,687
	Navient Corp.	63,677	956,429
	NBT Bancorp, Inc.	14,861	520,284
*	NCR Atleos Corp.	18,927	377,215
	Nelnet, Inc., Class A	12,721	1,198,064
#	New York Community Bancorp, Inc.	47,481	125,825
*	NI Holdings, Inc.	966	14,364
#*	Nicholas Financial, Inc.	1,554	9,961
	Nicolet Bankshares, Inc.	4,982	381,272
*	NMI Holdings, Inc., Class A	31,403	969,097
	Northeast Bank	3,766	194,778
	Northfield Bancorp, Inc.	24,687	205,890
	Northrim BanCorp, Inc.	2,573	122,989
	Northwest Bancshares, Inc.	57,327	607,666
#	Norwood Financial Corp.	1,470	35,412
	Oak Valley Bancorp	1,580	38,157
	OceanFirst Financial Corp.	27,946	412,483
*	Ocwen Financial Corp.	3,882	90,606
	OFG Bancorp	21,588	779,543
	Ohio Valley Banc Corp.	197	4,630
	Old National Bancorp	107,116	1,771,699
	Old Republic International Corp.	85,882	2,564,437
	Old Second Bancorp, Inc.	13,983	191,567
	OneMain Holdings, Inc.	28,108	1,464,708
	OP Bancorp	3,042	27,773
*	Oportun Financial Corp.	14,967	47,445
	Oppenheimer Holdings, Inc., Class A	5,326	213,306
	Origin Bancorp, Inc.	9,162	272,111
	Orrstown Financial Services, Inc.	5,055	132,542
*	Oscar Health, Inc., Class A	29,111	505,658
	Pacific Premier Bancorp, Inc.	37,624	808,916
	Park National Corp.	3,614	476,000
	Parke Bancorp, Inc.	4,963	81,691
	Pathward Financial, Inc.	8,745	440,486
*	Patriot National Bancorp, Inc.	60	218
*	Paysafe Ltd.	15,843	225,287

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	PCB Bancorp	6,219	$90,549
	Peapack-Gladstone Financial Corp.	9,837	220,152
	Penns Woods Bancorp, Inc.	1,099	19,211
	PennyMac Financial Services, Inc.	18,059	1,546,573
	Peoples Bancorp of North Carolina, Inc.	1,400	40,726
	Peoples Bancorp, Inc.	18,098	525,566
	Peoples Financial Services Corp.	940	35,598
	Pinnacle Financial Partners, Inc.	23,398	1,794,627
*	Ponce Financial Group, Inc.	12,572	101,079
	Popular, Inc.	24,352	2,069,676
*	PRA Group, Inc.	17,408	414,136
	Preferred Bank.	4,319	326,905
	Premier Financial Corp.	17,150	332,367
	Primis Financial Corp.	13,753	133,679
	ProAssurance Corp.	17,306	231,208
	Prosperity Bancshares, Inc.	31,023	1,922,495
	Provident Financial Holdings, Inc.	3,183	41,188
	Provident Financial Services, Inc.	29,746	436,671
	QCR Holdings, Inc.	8,225	452,046
	Radian Group, Inc.	26,033	777,606
	RBB Bancorp	7,237	128,529
	Regional Management Corp.	4,935	124,411
	Reinsurance Group of America, Inc.	3,606	674,286
	RenaissanceRe Holdings Ltd.	277	60,732
	Renasant Corp.	25,484	740,565
*	Repay Holdings Corp.	26,710	271,641
	Republic Bancorp, Inc., Class A	6,976	353,823
	Riverview Bancorp, Inc.	6,235	23,257
	S&T Bancorp, Inc.	17,467	526,630
	Safety Insurance Group, Inc.	4,683	372,626
	Sandy Spring Bancorp, Inc.	19,577	400,350
	Seacoast Banking Corp. of Florida	14,589	336,568
*	Selectquote, Inc.	6,942	10,482
	Shore Bancshares, Inc.	10,194	105,508
	Sierra Bancorp	7,598	150,592
	Simmons First National Corp., Class A	47,374	809,622
#*	SiriusPoint Ltd.	81,495	960,011
	SmartFinancial, Inc.	5,993	123,156
	South Plains Financial, Inc.	4,115	106,661
*	Southern First Bancshares, Inc.	3,517	90,809
	Southern Missouri Bancorp, Inc.	2,680	107,468
	Southern States Bancshares, Inc.	883	21,342
	Southside Bancshares, Inc.	9,563	254,950
	SouthState Corp.	25,339	1,918,162
	Stellar Bancorp, Inc.	5,522	122,588
*	Sterling Bancorp, Inc.	2,736	12,941
#	Stewart Information Services Corp.	9,563	593,002
	Stifel Financial Corp.	7,196	575,104
	Stock Yards Bancorp, Inc.	1,633	72,750
*	StoneX Group, Inc.	8,974	651,512
	Summit Financial Group, Inc.	5,057	133,859
	Synovus Financial Corp.	44,445	1,590,687
	Territorial Bancorp, Inc.	4,375	32,944
*	Texas Capital Bancshares, Inc.	23,119	1,327,031
	TFS Financial Corp.	3,540	42,515
*	Third Coast Bancshares, Inc.	1,868	36,277
	Timberland Bancorp, Inc.	4,397	107,287
	Tiptree, Inc.	18,356	292,411
	Tompkins Financial Corp.	3,237	142,363

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	29,337	$758,948
	TriCo Bancshares	10,861	377,637
*	Triumph Financial, Inc.	6,427	452,204
	TrustCo Bank Corp.	9,640	256,617
	Trustmark Corp.	24,675	730,380
	UMB Financial Corp.	10,611	845,272
*»	Unico American Corp.	1,400	28
	United Bancshares, Inc.	406	7,491
	United Bankshares, Inc.	49,526	1,607,614
	United Community Banks, Inc.	41,127	1,037,634
	United Fire Group, Inc.	12,671	279,902
	United Security Bancshares	4,425	31,506
	Unity Bancorp, Inc.	3,541	95,324
	Universal Insurance Holdings, Inc.	16,523	322,529
	Univest Financial Corp.	14,672	306,205
	Unum Group	63,075	3,197,903
	Valley National Bancorp	172,144	1,206,729
	Veritex Holdings, Inc.	17,844	347,601
#	Virginia National Bankshares Corp.	967	27,279
	Virtus Investment Partners, Inc.	1,823	399,820
	WaFd, Inc.	37,046	1,003,576
	Walker & Dunlop, Inc.	8,087	741,012
	Washington Trust Bancorp, Inc.	6,952	176,998
	Waterstone Financial, Inc.	11,818	134,016
	Webster Financial Corp.	43,853	1,922,077
	WesBanco, Inc.	26,651	719,577
	West BanCorp, Inc.	6,230	101,300
	Westamerica BanCorp	3,243	150,962
	Western Alliance Bancorp	19,557	1,111,424
	Western New England Bancorp, Inc.	12,440	75,138
	Westwood Holdings Group, Inc.	1,679	20,887
	White Mountains Insurance Group Ltd.	798	1,418,956
	Wintrust Financial Corp.	20,523	1,983,343
#*	World Acceptance Corp.	1,644	226,165
	WSFS Financial Corp.	25,747	1,100,169
	Zions Bancorp NA	49,046	2,000,096

TOTAL FINANCIALS.			161,479,881

HEALTH CARE — (6.1%)
#*	23andMe Holding Co., Class A	11,495	5,773
#*	2seventy bio, Inc.	1,113	5,075
#*	Aadi Bioscience, Inc.	4,944	9,492
*	Acadia Healthcare Co., Inc.	12,473	922,254
*	Accolade, Inc.	15,790	120,478
#*	Acumen Pharmaceuticals, Inc.	9,637	31,031
#*	AdaptHealth Corp.	23,682	233,268
*	Addus HomeCare Corp.	8,446	812,083
#*	Adicet Bio, Inc.	5,272	7,855
*	Agiliti, Inc.	18,563	188,414
*	Agios Pharmaceuticals, Inc.	30,296	984,620
#*	Allakos, Inc.	12,485	13,109
#*	Allogene Therapeutics, Inc.	39,075	107,847
*	Amedisys, Inc.	9,245	851,002
*	American Shared Hospital Services	400	1,218
*	American Well Corp., Class A	46,214	23,592
*	AMN Healthcare Services, Inc.	2,093	125,538
#*	Amneal Pharmaceuticals, Inc.	10,904	65,969
*	AngioDynamics, Inc.	20,441	118,353
*	ANI Pharmaceuticals, Inc.	3,687	243,342

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	8,087	$209,372
#*	Arcturus Therapeutics Holdings, Inc.	6,611	169,043
#*	Artivion, Inc.	19,525	383,081
*	Atea Pharmaceuticals, Inc.	14,391	53,247
*	Athira Pharma, Inc.	15,597	30,726
#	Atrion Corp.	109	46,139
#*	aTyr Pharma, Inc.	18,213	28,594
*	Avanos Medical, Inc.	24,422	441,550
*	Azenta, Inc.	17,040	893,918
#*	BioAtla, Inc.	13,201	29,768
*	Bio-Rad Laboratories, Inc., Class A	4,640	1,251,640
*	Bioventus, Inc., Class A	3,738	14,802
#*	Bluebird Bio, Inc.	3,684	3,268
*	Brookdale Senior Living, Inc.	94,058	638,654
*	CareDx, Inc.	14,262	110,673
*	Caribou Biosciences, Inc.	16,251	58,991
*	Castle Biosciences, Inc.	6,816	143,749
*	Catalent, Inc.	10,533	588,268
*	Century Therapeutics, Inc.	3,631	10,566
#*	Certara, Inc.	29,906	511,692
*	Community Health Systems, Inc.	581	1,917
	CONMED Corp.	1,113	75,662
*	Cross Country Healthcare, Inc.	12,302	216,515
#*	CryoPort, Inc.	6,220	100,702
*	Cullinan Therapeutics, Inc.	12,996	351,022
*	Cumberland Pharmaceuticals, Inc.	4,400	7,040
#*††	Curative Health Services, Inc.	1,058	0
*	Cytek Biosciences, Inc.	1,912	11,491
#*	Definitive Healthcare Corp.	20,886	144,949
*	Dynavax Technologies Corp.	8,237	93,655
*	Edgewise Therapeutics, Inc.	7,224	129,599
*	Editas Medicine, Inc.	18,932	98,636
*	Elanco Animal Health, Inc.	148,661	1,956,379
#*	Emergent BioSolutions, Inc.	17,892	33,637
*	Enhabit, Inc.	23,282	234,915
*	Enovis Corp.	22,695	1,253,445
*	Envista Holdings Corp.	60,518	1,190,994
*	Erasca, Inc.	9,920	19,939
#*	Fate Therapeutics, Inc.	13,313	52,586
*	FONAR Corp.	2,833	44,591
*	Fulcrum Therapeutics, Inc.	20,844	148,618
#*	Fulgent Genetics, Inc.	13,562	275,987
#*	GeneDx Holdings Corp.	262	4,472
*	Generation Bio Co.	19,761	55,924
*	Globus Medical, Inc., Class A	2,294	114,218
#*	GoodRx Holdings, Inc., Class A	15,428	109,539
*	Harvard Bioscience, Inc.	11,180	42,708
*	Health Catalyst, Inc.	21,003	130,639
	HealthStream, Inc.	13,268	341,916
*	Hepion Pharmaceuticals, Inc.	688	970
*	ICU Medical, Inc.	2,004	196,232
*	Innoviva, Inc.	34,028	514,163
*	Inogen, Inc.	11,934	81,151
*	Integer Holdings Corp.	12,962	1,446,948
*	Integra LifeSciences Holdings Corp.	13,046	380,552
#*	Invivyd, Inc.	12,926	28,696
*	iTeos Therapeutics, Inc.	10,728	115,219
*	Jazz Pharmaceuticals PLC	10,190	1,128,542
*	Kewaunee Scientific Corp.	637	22,741

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
»	Kinnate Biopharma, Inc.	1,216	$76
#*	Kodiak Sciences, Inc.	11,784	37,827
*	Leap Therapeutics, Inc.	4,826	14,961
*	LENSAR, Inc.	3,093	9,650
*	Ligand Pharmaceuticals, Inc.	4,791	334,843
*	LivaNova PLC	6,267	349,385
#*	MaxCyte, Inc.	14,816	53,782
#	Mesa Laboratories, Inc.	3,006	318,876
#*	Monte Rosa Therapeutics, Inc.	3,543	18,849
*	Myriad Genetics, Inc.	20,337	397,995
	National HealthCare Corp.	7,777	706,696
#*	Nektar Therapeutics	50,263	73,384
#*	Neogen Corp.	5,670	69,911
*	NeoGenomics, Inc.	8,478	118,014
*	NextCure, Inc.	5,954	7,204
#*	Nuvation Bio, Inc.	24,900	74,451
*	Olema Pharmaceuticals, Inc.	20,444	207,915
*	OmniAb, Inc.	15,434	68,527
*»	OmniAb, Inc.	521	0
*»	OmniAb, Inc.	521	0
*	Omnicell, Inc.	933	25,014
#*	OPKO Health, Inc.	44,822	54,683
#*	OptimizeRx Corp.	4,830	49,266
*	OraSure Technologies, Inc.	37,582	198,809
*	Organogenesis Holdings, Inc.	33,644	79,063
#	Organon & Co.	1,881	35,005
*	Orthofix Medical, Inc.	18,227	236,951
#*	OrthoPediatrics Corp.	7,320	216,892
*	Owens & Minor, Inc.	32,348	800,290
#*	Pacific Biosciences of California, Inc.	16,497	27,220
*	Pacira BioSciences, Inc.	17,476	458,745
	Patterson Cos., Inc.	29,093	740,999
#*††	PDL BioPharma, Inc.	35,325	42,037
*	Pediatrix Medical Group, Inc.	34,933	309,856
	Perrigo Co. PLC	51,654	1,687,020
#*	Personalis, Inc.	3,904	5,739
*	PetIQ, Inc.	9,800	159,936
	Phibro Animal Health Corp., Class A	6,200	103,540
*	PMV Pharmaceuticals, Inc.	2,108	3,794
#*	Poseida Therapeutics, Inc.	8,631	20,887
	Premier, Inc., Class A	40,694	849,691
*	Prestige Consumer Healthcare, Inc.	11,771	844,687
#*	ProPhase Labs, Inc.	2,170	10,004
#*	Pyxis Oncology, Inc.	6,181	27,505
*	Quanterix Corp.	4,723	76,135
*	QuidelOrtho Corp.	11,007	446,334
*	RAPT Therapeutics, Inc.	6,900	53,130
*	REGENXBIO, Inc.	10,308	158,228
*	Relay Therapeutics, Inc.	6,494	42,341
#*	Replimune Group, Inc.	927	5,886
*	ReWalk Robotics Ltd.	863	4,099
#*	Rezolute, Inc.	7,005	18,773
#*	Sage Therapeutics, Inc.	10,534	146,844
#*	SCYNEXIS, Inc.	4,780	8,078
#*	Seer, Inc.	10,650	22,152
	Select Medical Holdings Corp.	21,786	618,069
*	Semler Scientific, Inc.	1,975	50,422
*	Supernus Pharmaceuticals, Inc.	19,089	574,579
#*	Surgery Partners, Inc.	16,490	411,425

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Sutro Biopharma, Inc.	4,870	$16,534
*	Tactile Systems Technology, Inc.	4,728	65,105
*	Taro Pharmaceutical Industries Ltd.	10,043	426,627
#*	Teladoc Health, Inc.	71,108	906,627
#*	Tenaya Therapeutics, Inc.	3,554	16,135
#*	Terns Pharmaceuticals, Inc.	5,011	25,306
#	Tourmaline Bio, Inc.	509	8,057
*	TruBridge, Inc.	7,830	61,857
	Universal Health Services, Inc., Class B	14,148	2,411,244
	Utah Medical Products, Inc.	763	50,511
*	Vanda Pharmaceuticals, Inc.	28,944	137,773
*	Varex Imaging Corp.	20,759	337,334
*	Veracyte, Inc.	29,918	585,495
#*	Veradigm, Inc.	13,863	110,765
*	Verve Therapeutics, Inc.	2,758	16,576
#*	Vir Biotechnology, Inc.	14,202	120,149
*	Voyager Therapeutics, Inc.	1,307	10,221
*	Xencor, Inc.	845	17,694
*	Zimvie, Inc.	4,242	64,478
*	Zymeworks, Inc.	8,148	69,910

TOTAL HEALTH CARE			39,589,835

INDUSTRIALS — (16.2%)
#*	3D Systems Corp.	31,609	105,890
*	AAR Corp.	13,656	944,176
	ABM Industries, Inc.	26,971	1,178,633
	ACCO Brands Corp.	54,152	261,013
	Acme United Corp.	700	28,637
#*	AerSale Corp.	9,416	67,136
	AGCO Corp.	21,399	2,443,552
	Air Lease Corp.	43,419	2,181,371
*	Air Transport Services Group, Inc.	34,894	447,341
	Alamo Group, Inc.	5,943	1,155,200
*	Alaska Air Group, Inc.	42,843	1,843,106
	Albany International Corp., Class A	3,463	276,174
*	Alight, Inc., Class A	102,830	927,527
	Allegiant Travel Co	7,378	402,544
	Allient, Inc.	8,173	240,204
	Alta Equipment Group, Inc.	6,128	68,082
#*	Ameresco, Inc., Class A	4,731	99,020
*	American Woodmark Corp.	8,455	778,536
	Apogee Enterprises, Inc.	11,346	700,956
	ARC Document Solutions, Inc.	18,500	48,840
	ArcBest Corp.	11,965	1,327,038
	Arcosa, Inc.	14,364	1,091,951
	Argan, Inc.	6,879	414,529
*	ASGN, Inc.	3,200	308,640
	Astec Industries, Inc.	11,802	493,324
*	Astronics Corp.	12,241	205,282
*	Astronics Corp., Class B	385	6,485
*	Asure Software, Inc.	6,935	51,250
	AZZ, Inc.	9,584	686,502
	Barnes Group, Inc.	19,674	683,081
	BGSF, Inc.	3,300	28,281
#*	Blade Air Mobility, Inc.	19,145	61,073
*	BlueLinx Holdings, Inc.	4,368	479,039
	Boise Cascade Co.	15,348	2,030,080
	Brady Corp., Class A	10,667	629,353
*	BrightView Holdings, Inc.	33,719	379,339

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Broadwind, Inc.	4,795	$10,165
*	CACI International, Inc., Class A	2,518	1,012,815
*	Cadeler AS, ADR	6,807	126,678
*	CECO Environmental Corp.	17,181	371,453
	Civeo Corp.	5,078	117,911
#*	Clarivate PLC	90,029	608,596
	Columbus McKinnon Corp.	12,840	529,907
*	Commercial Vehicle Group, Inc.	16,836	101,184
	CompX International, Inc.	200	6,298
	Concentrix Corp.	8,816	481,971
*	Concrete Pumping Holdings, Inc.	16,384	108,954
*	Conduent, Inc.	109,577	345,168
	Copa Holdings SA, Class A	4,995	477,022
#††	Costa Communications, Inc.	574	758
	Costamare, Inc.	50,905	609,842
	Covenant Logistics Group, Inc.	3,899	176,196
*»	CPI Aerostructures, Inc.	1,158	3,057
*	Custom Truck One Source, Inc.	2,181	10,883
	Deluxe Corp.	21,157	417,851
*	Distribution Solutions Group, Inc.	4,434	146,189
*	DLH Holdings Corp.	5,758	61,150
*	DNOW, Inc.	55,004	776,106
	Douglas Dynamics, Inc.	1,915	43,356
*	Ducommun, Inc.	5,634	304,743
	Dun & Bradstreet Holdings, Inc.	86,206	784,475
*	DXP Enterprises, Inc.	9,300	453,468
	Eastern Co.	1,694	53,852
	Encore Wire Corp.	6,313	1,763,600
	EnerSys	8,024	725,771
	Ennis, Inc.	13,134	261,367
	Enpro, Inc.	7,374	1,107,059
*	Enviri Corp.	40,316	313,658
	ESCO Technologies, Inc.	8,578	870,238
	First Advantage Corp.	7,936	129,357
*	Forrester Research, Inc.	5,429	98,753
#	FTAI Infrastructure, Inc.	5,050	36,562
#*	FuelCell Energy, Inc.	55,203	51,217
*	Gates Industrial Corp. PLC	99,474	1,752,732
	GATX Corp.	8,019	981,205
	Genco Shipping & Trading Ltd.	21,155	451,448
*	Gencor Industries, Inc.	1,822	30,919
	Genpact Ltd.	24,839	763,551
*	Gibraltar Industries, Inc.	10,351	739,682
*	GMS, Inc.	12,773	1,181,758
	Gorman-Rupp Co.	8,971	297,568
#	GrafTech International Ltd.	20,701	35,606
*	Graham Corp.	3,427	95,408
	Granite Construction, Inc.	19,800	1,098,900
*	Great Lakes Dredge & Dock Corp.	29,793	196,634
	Greenbrier Cos., Inc.	15,471	764,113
*	Hawaiian Holdings, Inc.	18,138	230,353
*	Hayward Holdings, Inc.	15,555	211,237
*	Healthcare Services Group, Inc.	13,266	140,885
	Heartland Express, Inc.	25,819	256,641
	Heidrick & Struggles International, Inc.	10,174	299,930
	Helios Technologies, Inc.	7,247	326,840
	Herc Holdings, Inc.	3,020	431,951
#*	Hertz Global Holdings, Inc.	27,716	126,108
	Hillenbrand, Inc.	10,119	482,879

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hillman Solutions Corp.	16,057	$153,505
	HNI Corp.	9,143	383,549
	Hub Group, Inc., Class A	22,742	914,683
*	Hudson Global, Inc.	786	12,772
*	Hudson Technologies, Inc.	11,763	116,689
	Hurco Cos., Inc.	3,130	56,653
*	Huron Consulting Group, Inc.	7,019	654,452
	Hyster-Yale Materials Handling, Inc.	3,670	214,952
*	IBEX Holdings Ltd.	5,221	68,395
	ICF International, Inc.	6,019	868,481
*	IES Holdings, Inc.	5,507	744,106
	Insteel Industries, Inc.	9,840	315,864
	Interface, Inc.	17,456	266,902
*	JELD-WEN Holding, Inc.	30,555	626,377
#*	JetBlue Airways Corp.	118,402	672,523
	John Bean Technologies Corp.	1,844	164,282
	Kelly Services, Inc., Class A	16,207	371,789
#	Kennametal, Inc.	30,648	721,147
*	Kirby Corp.	16,061	1,752,737
	Knight-Swift Transportation Holdings, Inc.	55,140	2,549,122
	Korn Ferry	17,890	1,086,281
*	Kratos Defense & Security Solutions, Inc.	26,825	478,021
*	L B Foster Co., Class A	4,474	104,020
*	Limbach Holdings, Inc.	3,006	136,262
*	Liquidity Services, Inc.	3,803	65,640
*	LS Starrett Co., Class A	489	7,878
	LSI Industries, Inc.	11,991	175,069
	Luxfer Holdings PLC	5,677	54,669
*	Manitowoc Co., Inc.	17,506	211,823
	ManpowerGroup, Inc.	11,878	896,195
	Marten Transport Ltd.	26,426	447,128
*	Masonite International Corp.	4,043	535,900
*	MasTec, Inc.	3,841	340,658
*	Masterbrand, Inc.	31,065	517,854
*	Matrix Service Co.	13,736	154,667
	Matson, Inc.	12,223	1,317,395
	Matthews International Corp., Class A	14,210	383,386
*	Mayville Engineering Co., Inc.	8,460	116,410
	McGrath RentCorp	5,993	639,213
	MDU Resources Group, Inc.	63,528	1,569,142
*	Mercury Systems, Inc.	17,387	490,313
	Miller Industries, Inc.	6,010	292,747
	MillerKnoll, Inc.	19,196	488,154
*	Mistras Group, Inc.	13,168	115,220
	Moog, Inc., Class A	232	36,904
*	MRC Global, Inc.	30,098	338,001
	Mueller Industries, Inc.	30,376	1,695,588
	Mueller Water Products, Inc., Class A	22,447	355,560
	National Presto Industries, Inc.	3,595	294,754
	NL Industries, Inc.	7,073	58,069
*	NN, Inc.	17,672	62,912
*	Northwest Pipe Co.	5,166	163,504
*	NV5 Global, Inc.	3,154	294,079
*	OPENLANE, Inc.	45,225	776,965
*	Orion Group Holdings, Inc.	13,009	92,494
	Oshkosh Corp.	5,945	667,445
*	PAM Transportation Services, Inc.	6,995	119,824
	Pangaea Logistics Solutions Ltd.	10,678	76,882
	Park Aerospace Corp.	11,499	164,091

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	6,400	$163,392
*	Paycor HCM, Inc.	11,034	191,661
*	Perma-Pipe International Holdings, Inc.	1,500	12,900
*	Pioneer Power Solutions, Inc.	2,120	8,056
#*	Planet Labs PBC	4,392	7,422
	Powell Industries, Inc.	5,961	852,423
	Preformed Line Products Co.	2,517	304,632
	Primoris Services Corp.	23,891	1,113,321
*	Proto Labs, Inc.	11,386	347,045
	Quad/Graphics, Inc.	18,082	81,188
	Quanex Building Products Corp.	13,959	463,718
*	Quest Resource Holding Corp.	1,208	12,249
*	Radiant Logistics, Inc.	25,143	124,206
	Regal Rexnord Corp.	16,873	2,722,796
*	Resideo Technologies, Inc.	50,651	989,214
	Resources Connection, Inc.	15,403	170,203
	REV Group, Inc.	27,879	609,435
	Rush Enterprises, Inc., Class A	26,791	1,176,661
	Rush Enterprises, Inc., Class B	4,596	188,022
	Ryder System, Inc.	13,469	1,641,198
	Schneider National, Inc., Class B	26,414	546,242
	Sensata Technologies Holding PLC	27,955	1,070,956
*	SIFCO Industries, Inc.	659	2,072
*	SkyWest, Inc.	21,155	1,544,950
#	Spirit Airlines, Inc.	43,901	154,971
	Standex International Corp.	2,335	403,675
#	Star Bulk Carriers Corp.	12,200	296,704
	Steelcase, Inc., Class A	35,458	426,560
*	Stericycle, Inc.	188	8,409
*	Sterling Infrastructure, Inc.	8,473	860,857
*	Stratasys Ltd.	11,034	107,250
*	Sun Country Airlines Holdings, Inc.	12,196	162,329
#*	Sunrun, Inc.	25,914	266,655
#*	TaskUS, Inc., Class A	1,439	16,491
*	Taylor Devices, Inc.	632	31,372
	Terex Corp.	16,642	932,784
*	Thermon Group Holdings, Inc.	15,823	505,228
	Timken Co.	10,384	926,460
*	Titan International, Inc.	16,208	178,612
*	Titan Machinery, Inc.	11,375	253,207
	Trinity Industries, Inc.	38,005	988,890
*	TrueBlue, Inc.	17,100	178,182
	TTEC Holdings, Inc.	4,362	31,755
*	Tutor Perini Corp.	26,998	448,977
	Twin Disc, Inc.	2,622	42,162
	UFP Industries, Inc.	19,080	2,150,316
	U-Haul Holding Co.	269	16,495
*	Ultralife Corp.	6,844	80,075
	UniFirst Corp.	4,707	753,732
	Universal Logistics Holdings, Inc.	8,276	369,772
*	V2X, Inc.	4,611	224,002
	Valmont Industries, Inc.	1,948	398,950
	Virco Mfg. Corp.	6,012	64,148
#*	VirTra, Inc.	2,253	35,507
	VSE Corp.	6,543	510,812
	Wabash National Corp.	16,000	369,760
	Werner Enterprises, Inc.	21,724	742,961
	WESCO International, Inc.	16,199	2,474,397
*	Willdan Group, Inc.	2,425	68,361

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Willis Lease Finance Corp.	2,750	$133,677

TOTAL INDUSTRIALS			104,875,717

INFORMATION TECHNOLOGY — (7.2%)
#*	8x8, Inc.	21,535	47,592
#*	908 Devices, Inc.	10,663	60,779
*	ACI Worldwide, Inc.	53,811	1,834,955
*	Airgain, Inc.	2,500	13,100
*	Alpha & Omega Semiconductor Ltd.	13,931	304,671
	American Software, Inc., Class A	3,643	36,831
	Amkor Technology, Inc.	93,254	3,016,767
*	Amtech Systems, Inc.	6,555	31,595
*	Arrow Electronics, Inc.	28,545	3,644,340
#*	Aspen Technology, Inc.	2,096	412,640
*	AstroNova, Inc.	1,475	25,473
*	Aviat Networks, Inc.	3,661	122,460
	Avnet, Inc.	48,735	2,381,679
*	Aware, Inc.	4,272	8,373
*	AXT, Inc.	22,061	66,183
	Bel Fuse, Inc., Class B	5,259	308,808
	Belden, Inc.	8,985	730,211
	Benchmark Electronics, Inc.	18,233	550,819
#*	Brightcove, Inc.	10,373	18,464
*	Calix, Inc.	6,786	188,176
#*	Cambium Networks Corp.	1,246	4,224
#*	Cerence, Inc.	15,797	143,911
*	CEVA, Inc.	749	15,182
*	Cleanspark, Inc.	32,833	537,805
#*	Clearfield, Inc.	2,001	60,270
*	Cognyte Software Ltd.	1,721	11,737
*	Coherent Corp.	25,589	1,397,927
*	Cohu, Inc.	16,481	499,704
*	Comtech Telecommunications Corp.	14,120	26,546
*	Consensus Cloud Solutions, Inc.	366	4,260
*	Corsair Gaming, Inc.	7,140	79,254
#	Crexendo, Inc.	5,518	22,513
	CSP, Inc.	132	1,725
	CTS Corp.	10,967	501,740
#*	Daily Journal Corp.	333	111,622
*	Daktronics, Inc.	22,360	211,302
*	Digi International, Inc.	15,127	463,794
#*»	Digital Turbine, Inc.	38,353	73,254
*	Diodes, Inc.	12,294	897,585
*	DXC Technology Co.	77,222	1,505,057
#*	E2open Parent Holdings, Inc.	64,498	312,815
*	eGain Corp.	5,992	37,210
*	ePlus, Inc.	8,067	620,191
*	Everspin Technologies, Inc.	2,321	17,222
#*	FARO Technologies, Inc.	4,427	83,006
#*	Fastly, Inc., Class A	21,661	274,012
*	FormFactor, Inc.	1,790	79,816
*	Frequency Electronics, Inc.	5,989	57,494
*	Grid Dynamics Holdings, Inc.	8,183	79,948
*	Ichor Holdings Ltd.	11,695	453,532
*	Identiv, Inc.	1,677	8,452
	Immersion Corp.	10,078	73,267
	Information Services Group, Inc.	10,719	36,123
*	inTEST Corp.	5,710	64,352
*	Intevac, Inc.	13,564	57,376

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	IPG Photonics Corp.	1,665	$139,827
*	Iteris, Inc.	6,784	30,392
	Juniper Networks, Inc.	28,101	978,477
*	Key Tronic Corp.	2,718	11,742
*	Kimball Electronics, Inc.	12,465	260,892
*	Knowles Corp.	47,065	745,039
	Kulicke & Soffa Industries, Inc.	18,154	840,167
*	KVH Industries, Inc.	9,329	44,779
*	Lantronix, Inc.	10,097	37,965
#*	LightPath Technologies, Inc., Class A	3,216	4,599
*	LiveRamp Holdings, Inc.	18,017	578,526
*	Lumentum Holdings, Inc.	8,378	366,621
#*	Luna Innovations, Inc.	15,646	32,231
*	Magnachip Semiconductor Corp.	21,665	108,758
*	Matterport, Inc.	51,963	239,030
*	MaxLinear, Inc.	12,177	253,160
*	MeridianLink, Inc.	695	11,593
	Methode Electronics, Inc.	12,779	155,776
*	Mirion Technologies, Inc.	31,078	337,818
#*	Mitek Systems, Inc.	11,197	141,418
*	NETGEAR, Inc.	14,852	219,513
*	NetScout Systems, Inc.	34,365	661,870
	Network-1 Technologies, Inc.	3,000	5,670
*	nLight, Inc.	8,650	98,523
*	Olo, Inc., Class A	41,572	199,546
	ON24, Inc.	11,545	76,082
*	Onto Innovation, Inc.	976	181,038
*	Optical Cable Corp.	1,600	4,480
*	OSI Systems, Inc.	5,075	667,058
	PC Connection, Inc.	11,505	712,965
*	Photronics, Inc.	23,506	644,299
*	Plexus Corp.	9,595	969,191
*	RF Industries Ltd.	681	1,958
*	Ribbon Communications, Inc.	70,217	222,588
	Richardson Electronics Ltd.	4,924	51,850
*	Riot Platforms, Inc.	35,964	363,596
*	Rogers Corp.	5,159	614,385
*	Sanmina Corp.	28,090	1,704,220
*	ScanSource, Inc.	12,586	523,829
*	SecureWorks Corp., Class A	6,027	36,704
#*††	Silicon Graphics, Inc.	137	0
#*	SmartRent, Inc.	4,030	9,350
	SolarWinds Corp.	53,693	591,697
*	Synchronoss Technologies, Inc.	1,683	10,620
	TD SYNNEX Corp.	27,839	3,280,548
*	Telos Corp.	8,552	29,419
*	TransAct Technologies, Inc.	1,945	10,406
*	TTM Technologies, Inc.	54,240	809,803
*	Twilio, Inc., Class A	15,936	954,248
*	Ultra Clean Holdings, Inc.	23,124	967,277
*	Upland Software, Inc.	8,961	19,356
*	Veeco Instruments, Inc.	17,834	630,254
*	Verint Systems, Inc.	15,941	482,693
#*	Viasat, Inc.	8,878	141,249
*	Viavi Solutions, Inc.	2,455	19,394
	Vishay Intertechnology, Inc.	57,059	1,320,345
*	Vishay Precision Group, Inc.	6,460	213,180
*	WidePoint Corp.	744	1,443
	Xerox Holdings Corp.	69,361	921,808

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Xperi, Inc.	13,001	$136,641

TOTAL INFORMATION TECHNOLOGY			46,456,050

MATERIALS — (8.1%)
	AdvanSix, Inc.	15,446	390,166
	Alcoa Corp.	56,676	1,991,595
	Alpha Metallurgical Resources, Inc.	5,153	1,685,649
*	Alto Ingredients, Inc.	35,264	66,649
	American Vanguard Corp.	15,311	174,392
#*	Ampco-Pittsburgh Corp.	4,848	9,938
#*	Arcadium Lithium PLC	9,878	43,463
	Arch Resources, Inc.	6,309	1,001,743
#*	Arq, Inc.	2,676	20,766
*	Ascent Industries Co.	912	9,366
	Ashland, Inc.	19,726	1,880,480
	Avient Corp.	21,535	913,515
	Berry Global Group, Inc.	29,240	1,656,154
	Caledonia Mining Corp. PLC	2,657	26,065
	Carpenter Technology Corp.	19,918	1,706,973
*	Clearwater Paper Corp.	7,454	335,728
*	Cleveland-Cliffs, Inc.	156,837	2,650,545
*	Coeur Mining, Inc.	153,093	691,980
	Commercial Metals Co.	41,452	2,227,630
#	Compass Minerals International, Inc.	10,028	124,849
*	Core Molding Technologies, Inc.	2,490	44,870
#*	Danimer Scientific, Inc.	5,383	4,037
	Eastman Chemical Co.	897	84,713
*	Ecovyst, Inc.	40,453	381,472
	Element Solutions, Inc.	32,311	747,353
	Ferroglobe PLC	32,700	171,675
	Fortitude Gold Corp.	5,267	25,808
	Friedman Industries, Inc.	2,766	53,743
#*	Gatos Silver, Inc.	13,260	126,898
*	Glatfelter Corp.	19,733	28,218
	Graphic Packaging Holding Co.	24,873	642,967
	Greif, Inc., Class A	8,123	497,777
	Greif, Inc., Class B	3,706	231,551
	Haynes International, Inc.	6,359	382,494
	HB Fuller Co.	11,090	828,534
	Hecla Mining Co.	218,659	1,034,257
	Huntsman Corp.	74,390	1,774,945
*	Ingevity Corp.	6,807	348,110
	Innospec, Inc.	8,320	998,400
	International Paper Co.	53,330	1,863,350
*	Intrepid Potash, Inc.	6,613	133,054
	Kaiser Aluminum Corp.	1,013	91,666
	Koppers Holdings, Inc.	10,468	536,799
	Kronos Worldwide, Inc.	24,110	276,060
*	LSB Industries, Inc.	38,302	356,209
	Materion Corp.	6,554	753,317
	Mativ Holdings, Inc.	27,482	501,821
	Mercer International, Inc.	31,069	314,729
*	Metallus, Inc.	21,989	452,094
	Minerals Technologies, Inc.	16,405	1,195,760
	Mosaic Co.	71,467	2,243,349
#*	MP Materials Corp.	19,623	313,968
	Myers Industries, Inc.	8,330	182,427
*	Nexa Resources SA	9,879	72,018
*	O-I Glass, Inc.	49,473	740,116

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Olin Corp.	34,910	$1,825,095
	Olympic Steel, Inc.	5,630	357,899
	Orion SA	10,712	253,446
	Pactiv Evergreen, Inc.	25,285	385,343
#*	Perimeter Solutions SA	5,036	35,252
	Quaker Chemical Corp.	2,017	376,231
	Radius Recycling, Inc.	13,975	243,445
	Ramaco Resources, Inc., Class A	9,576	150,152
*	Ranpak Holdings Corp.	1,802	13,046
*	Rayonier Advanced Materials, Inc.	33,099	123,459
††	Resolute Forest Products, Inc.	24,714	35,094
	Ryerson Holding Corp.	18,167	518,668
	Sensient Technologies Corp.	4,294	314,407
	Silgan Holdings, Inc.	13,060	609,380
	Sonoco Products Co.	13,853	776,461
	Stepan Co.	8,736	725,001
	SunCoke Energy, Inc.	40,627	418,864
	Sylvamo Corp.	5,050	315,625
	Tredegar Corp.	15,781	100,683
	TriMas Corp.	11,162	290,100
	Tronox Holdings PLC	63,271	1,074,974
	U.S. Steel Corp.	74,750	2,728,375
*	Universal Stainless & Alloy Products, Inc.	2,690	70,344
	Warrior Met Coal, Inc.	17,356	1,186,283
	Westrock Co.	66,154	3,172,746
	Worthington Steel, Inc.	15,641	481,586

TOTAL MATERIALS			52,624,164

REAL ESTATE — (1.2%)
*	AMREP Corp.	600	12,170
*	Anywhere Real Estate, Inc.	56,843	276,257
*	Cushman & Wakefield PLC	85,604	826,079
	Douglas Elliman, Inc.	35,145	47,797
*	Five Point Holdings LLC, Class A	12,593	35,764
*	Forestar Group, Inc.	24,990	774,440
*	FRP Holdings, Inc.	7,960	241,268
*	Howard Hughes Holdings, Inc.	17,853	1,163,301
*	Jones Lang LaSalle, Inc.	13,194	2,384,156
	Kennedy-Wilson Holdings, Inc.	46,092	395,930
#	Marcus & Millichap, Inc.	13,324	421,971
	Newmark Group, Inc., Class A	51,131	489,324
*	Opendoor Technologies, Inc.	91,327	181,741
*	Rafael Holdings, Inc., Class B	2,100	3,339
	RE/MAX Holdings, Inc., Class A	9,594	67,350
	RMR Group, Inc., Class A	3,378	80,126
*	Stratus Properties, Inc.	2,386	54,114
*	Tejon Ranch Co.	13,125	220,238

TOTAL REAL ESTATE			7,675,365

UTILITIES — (0.4%)
#*	Altus Power, Inc.	44,189	162,173
#	Brookfield Renewable Corp., Class A	37,729	876,822
	Genie Energy Ltd., Class B	6,818	104,247
*	Montauk Renewables, Inc.	16,153	58,151
	New Jersey Resources Corp.	9,046	395,220
	Ormat Technologies, Inc.	7,441	474,959

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
#*	Sunnova Energy International, Inc.	47,700	$200,817

TOTAL UTILITIES			2,272,389

TOTAL COMMON STOCKS			622,617,041

	PREFERRED STOCKS — (0.0%)
	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	5,619	148,285

	TOTAL INVESTMENT SECURITIES
(Cost $521,550,971)			622,765,326

	TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	549,983	549,983

	SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	2,074,246	23,994,873

	TOTAL INVESTMENTS — (100.0%)
(Cost $546,095,450)			$647,310,182

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$19,897,813	$528	—	$19,898,341
Consumer Discretionary	98,708,809	—	—	98,708,809
Consumer Staples	26,447,209	—	—	26,447,209
Energy	62,589,281	—	—	62,589,281
Financials	161,479,853	28	—	161,479,881
Health Care	39,547,722	76	$42,037	39,589,835
Industrials	104,871,902	3,057	758	104,875,717
Information Technology	46,382,796	73,254	—	46,456,050
Materials	52,589,070	—	35,094	52,624,164
Real Estate	7,675,365	—	—	7,675,365
Utilities	2,272,389	—	—	2,272,389
Preferred Stocks
Industrials	148,285	—	—	148,285
Temporary Cash Investments	549,983	—	—	549,983
Securities Lending Collateral	—	23,994,873	—	23,994,873

Total Investments in Securities	$623,160,477	$24,071,816	$77,889<>	$647,310,182

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (6.9%)
	AT&T, Inc.	423,900	$7,159,671
*	Charter Communications, Inc., Class A	1,304	333,746
	Comcast Corp., Class A	261,885	9,980,437
	Electronic Arts, Inc.	12,698	1,610,360
	Fox Corp., Class A	31,155	966,117
	Fox Corp., Class B	25,526	732,086
»	GCI Liberty, Inc.	1,000	904
	Interpublic Group of Cos., Inc.	28,352	863,035
*	Liberty Broadband Corp., Class A	600	30,078
*	Liberty Broadband Corp., Class C	6,600	328,218
*	Liberty Media Corp.-Liberty Formula One, Class A	535	33,315
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	316,754
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	107,452
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	347,691
	Meta Platforms, Inc., Class A	2,677	1,151,565
	News Corp., Class A	16,744	398,507
	News Corp., Class B	8,065	197,915
	Omnicom Group, Inc.	1,837	170,547
	Paramount Global, Class A	1,652	34,180
	Paramount Global, Class B	38,139	434,403
*	Sphere Entertainment Co.	154	5,985
*	Take-Two Interactive Software, Inc.	8,414	1,201,603
	T-Mobile U.S., Inc.	37,769	6,200,537
	Verizon Communications, Inc.	272,600	10,764,974
	Walt Disney Co.	43,143	4,793,187
*	Warner Bros Discovery, Inc.	112,864	830,679

TOTAL COMMUNICATION SERVICES			48,993,946

CONSUMER DISCRETIONARY — (5.1%)
*	Aptiv PLC	18,621	1,322,091
	Aramark	21,061	663,632
	Autoliv, Inc.	7,172	859,134
	Best Buy Co., Inc.	614	45,215
	BorgWarner, Inc.	27,403	897,996
*	Caesars Entertainment, Inc.	2,169	77,694
*	Capri Holdings Ltd.	1,300	46,124
*	CarMax, Inc.	8,069	548,450
*	Carnival Corp.	43,840	649,709
	Dick’s Sporting Goods, Inc.	958	192,500
	DR Horton, Inc.	30,121	4,291,941
	eBay, Inc.	44,500	2,293,530
	Ford Motor Co.	171,381	2,082,279
	Gap, Inc.	1,476	30,287
	Garmin Ltd.	12,708	1,835,925
	General Motors Co.	104,842	4,668,614
	Gentex Corp.	3,570	122,451
	Genuine Parts Co.	2,500	393,025
	Harley-Davidson, Inc.	1,373	47,217
	Hasbro, Inc.	1,403	86,004
	Hyatt Hotels Corp., Class A	2,188	325,552
	Lear Corp.	4,194	527,899
	Lennar Corp., Class A	27,799	4,214,884
	Lennar Corp., Class B	1,507	211,568

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc.	218	$55,455
	LKQ Corp.	36,546	1,576,229
*	MGM Resorts International	7,230	285,151
*	Mohawk Industries, Inc.	618	71,268
*	NVR, Inc.	22	163,655
	Penske Automotive Group, Inc.	3,800	581,058
	PulteGroup, Inc.	36,762	4,096,022
	PVH Corp.	672	73,114
	Ralph Lauren Corp.	2,390	391,100
#*	Rivian Automotive, Inc., Class A	19,400	172,660
*	Royal Caribbean Cruises Ltd.	4,590	640,902
	Service Corp. International	700	50,197
	Tapestry, Inc.	4,002	159,760
	Toll Brothers, Inc.	1,729	205,941
	Whirlpool Corp.	7,835	743,228

TOTAL CONSUMER DISCRETIONARY			35,699,461

CONSUMER STAPLES — (4.8%)
	Albertsons Cos., Inc., Class A	12,853	262,201
	Archer-Daniels-Midland Co.	28,964	1,699,028
*	BellRing Brands, Inc.	3,250	179,303
	Bunge Global SA	15,242	1,551,026
	Campbell Soup Co.	12,528	572,655
	Casey’s General Stores, Inc.	726	232,015
	Conagra Brands, Inc.	28,442	875,445
	Constellation Brands, Inc., Class A	6,617	1,677,145
*	Coty, Inc., Class A	22,970	262,777
*	Darling Ingredients, Inc.	4,055	171,810
	Dollar General Corp.	1,822	253,604
*	Dollar Tree, Inc.	21,034	2,487,270
	General Mills, Inc.	52,942	3,730,293
	Hormel Foods Corp.	9,549	339,562
	J M Smucker Co.	10,661	1,224,416
	Kenvue, Inc.	97,197	1,829,248
	Keurig Dr Pepper, Inc.	22,492	757,980
	Kraft Heinz Co.	17,345	669,690
	Kroger Co.	81,457	4,511,089
	McCormick & Co., Inc.	1,560	118,654
	Molson Coors Beverage Co., Class B	11,394	652,420
	Mondelez International, Inc., Class A	70,011	5,036,591
*	Performance Food Group Co.	5,819	394,994
*	Pilgrim’s Pride Corp.	2,655	95,633
*	Post Holdings, Inc.	919	97,552
	Seaboard Corp.	12	39,721
	Tyson Foods, Inc., Class A	21,440	1,300,336
*	U.S. Foods Holding Corp.	17,034	855,959
	Walgreens Boots Alliance, Inc.	41,309	732,409
	Walmart, Inc.	18,723	1,111,210

TOTAL CONSUMER STAPLES			33,722,036

ENERGY — (14.4%)
	APA Corp.	454	14,274
	Baker Hughes Co.	95,215	3,105,913
#	Chesapeake Energy Corp.	3,177	285,549
	Chevron Corp.	111,364	17,959,672
	ConocoPhillips	78,670	9,882,525
	Coterra Energy, Inc.	58,717	1,606,497
	Devon Energy Corp.	49,369	2,526,706

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Diamondback Energy, Inc.	17,111	$3,441,536
	EOG Resources, Inc.	31,707	4,189,446
#	EQT Corp.	5,427	217,569
	Exxon Mobil Corp.	255,479	30,215,501
	Halliburton Co.	31,466	1,179,031
	Helmerich & Payne, Inc.	818	32,172
	Hess Corp.	4,041	636,417
	HF Sinclair Corp.	3,700	200,725
	Kinder Morgan, Inc.	129,510	2,367,443
	Marathon Oil Corp.	42,811	1,149,475
	Marathon Petroleum Corp.	25,478	4,629,862
	NOV, Inc.	626	11,575
	Occidental Petroleum Corp.	49,788	3,292,978
	ONEOK, Inc.	790	62,505
	Ovintiv, Inc.	10,759	552,152
	Phillips 66	20,511	2,937,380
	Pioneer Natural Resources Co.	13,804	3,717,693
	Schlumberger NV	10,862	515,728
	Valero Energy Corp.	24,198	3,868,534
	Williams Cos., Inc.	85,764	3,289,907

TOTAL ENERGY			101,888,765

FINANCIALS — (23.2%)
	Aflac, Inc.	38,990	3,261,514
	Allstate Corp.	13,683	2,326,931
	Ally Financial, Inc.	51,633	1,980,126
	American Financial Group, Inc.	4,681	597,998
	American International Group, Inc.	44,332	3,338,643
	Apollo Global Management, Inc.	2,067	224,021
*	Arch Capital Group Ltd.	32,387	3,029,480
	Assurant, Inc.	3,963	691,147
	Axis Capital Holdings Ltd.	973	59,674
	Bank of America Corp.	183,242	6,781,786
	Bank of New York Mellon Corp.	56,389	3,185,415
*	Berkshire Hathaway, Inc., Class B	41,380	16,416,687
	BlackRock, Inc.	1,483	1,119,131
*	Block, Inc.	4,887	356,751
	Capital One Financial Corp.	27,015	3,874,761
#	Carlyle Group, Inc.	6,100	273,280
	Charles Schwab Corp.	485	35,866
	Chubb Ltd.	14,047	3,492,646
	Cincinnati Financial Corp.	1,786	206,622
	Citigroup, Inc.	57,630	3,534,448
	Citizens Financial Group, Inc.	23,897	815,127
	Comerica, Inc.	654	32,811
	Corebridge Financial, Inc.	4,245	112,747
	Discover Financial Services	23,258	2,947,486
	East West Bancorp, Inc.	3,233	240,826
	Everest Group Ltd.	2,539	930,315
	F&G Annuities & Life, Inc.	389	14,712
	Fidelity National Financial, Inc.	9,333	461,984
	Fidelity National Information Services, Inc.	41,588	2,824,657
	Fifth Third Bancorp	73,951	2,696,253
	First Citizens BancShares, Inc., Class A	927	1,563,627
	First Horizon Corp.	7,379	110,095
*	Fiserv, Inc.	17,141	2,616,917
	Franklin Resources, Inc.	10,235	233,767
	Global Payments, Inc.	13,361	1,640,330
	Globe Life, Inc.	4,255	324,103

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Goldman Sachs Group, Inc.	10,148	$4,330,253
	Hartford Financial Services Group, Inc.	46,372	4,492,983
	Huntington Bancshares, Inc.	95,088	1,280,835
	Intercontinental Exchange, Inc.	4,372	562,939
	Jefferies Financial Group, Inc.	1,212	52,189
	JPMorgan Chase & Co.	176,883	33,915,546
	KeyCorp.	70,335	1,019,154
	Lincoln National Corp.	2,459	67,057
	Loews Corp.	12,719	955,833
	M&T Bank Corp.	11,088	1,600,996
*	Markel Group, Inc.	463	675,239
	MetLife, Inc.	23,241	1,651,970
	Morgan Stanley	57,274	5,202,770
	Northern Trust Corp.	11,340	934,303
*	PayPal Holdings, Inc.	1,436	97,533
	PNC Financial Services Group, Inc.	13,115	2,010,005
	Principal Financial Group, Inc.	29,370	2,324,342
	Prosperity Bancshares, Inc.	567	35,137
	Prudential Financial, Inc.	34,388	3,799,186
	Raymond James Financial, Inc.	15,482	1,888,804
	Regions Financial Corp.	86,725	1,671,191
	Reinsurance Group of America, Inc.	828	154,828
	RenaissanceRe Holdings Ltd.	250	54,813
	State Street Corp.	20,928	1,517,071
	Synchrony Financial	36,836	1,620,047
	Synovus Financial Corp.	1,104	39,512
	T Rowe Price Group, Inc.	7,690	842,593
	Travelers Cos., Inc.	24,711	5,242,686
	Truist Financial Corp.	67,459	2,533,085
	U.S. Bancorp	52,456	2,131,287
	Unum Group	5,925	300,398
	W R Berkley Corp.	9,149	704,199
	Webster Financial Corp.	384	16,831
	Wells Fargo & Co.	133,330	7,909,136
	Willis Towers Watson PLC	1,365	342,806
	Zions Bancorp NA	3,064	124,950

TOTAL FINANCIALS			164,455,191

HEALTH CARE — (12.8%)
	Abbott Laboratories	25,448	2,696,724
*	Avantor, Inc.	14,651	354,994
	Baxter International, Inc.	25,981	1,048,853
	Becton Dickinson & Co.	13,436	3,152,086
*	Biogen, Inc.	13,217	2,839,276
*	BioMarin Pharmaceutical, Inc.	1,200	96,912
*	Bio-Rad Laboratories, Inc., Class A	918	247,630
*	Boston Scientific Corp.	13,851	995,471
	Bristol-Myers Squibb Co.	110,604	4,859,940
*	Catalent, Inc.	2,832	158,167
*	Centene Corp.	30,307	2,214,229
*	Charles River Laboratories International, Inc.	2,087	477,923
	Cigna Group.	19,463	6,949,069
	Cooper Cos., Inc.	1,912	170,283
	CVS Health Corp.	77,059	5,217,665
	Danaher Corp.	21,419	5,282,354
*	DaVita, Inc.	811	112,737
*	Elanco Animal Health, Inc.	6,840	90,014
	Elevance Health, Inc.	14,962	7,908,614
*	Envista Holdings Corp.	1,720	33,850

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	GE HealthCare Technologies, Inc.	36,312	$2,768,427
	Gilead Sciences, Inc.	65,112	4,245,302
*	Henry Schein, Inc.	11,024	763,743
*	Hologic, Inc.	12,948	981,070
	Humana, Inc.	9,065	2,738,446
*	Incyte Corp.	1,360	70,788
*	IQVIA Holdings, Inc.	420	97,343
*	Jazz Pharmaceuticals PLC	5,515	610,786
	Laboratory Corp. of America Holdings	12,168	2,450,270
	McKesson Corp.	3,387	1,819,530
	Medtronic PLC	48,549	3,895,572
	Merck & Co., Inc.	136	17,574
*	Moderna, Inc.	15,960	1,760,548
*	Molina Healthcare, Inc.	145	49,604
	Pfizer, Inc.	189,482	4,854,529
	Quest Diagnostics, Inc.	17,859	2,467,757
*	Regeneron Pharmaceuticals, Inc.	3,942	3,510,982
	Revvity, Inc.	3,314	339,586
	STERIS PLC	5,962	1,219,587
	Teleflex, Inc.	157	32,774
	Thermo Fisher Scientific, Inc.	10,143	5,768,527
*	United Therapeutics Corp.	2,317	542,943
	UnitedHealth Group, Inc.	1,277	617,685
	Universal Health Services, Inc., Class B	9,610	1,637,832
*	Vertex Pharmaceuticals, Inc.	918	360,599
	Viatris, Inc.	77,958	901,974
	Zimmer Biomet Holdings, Inc.	9,350	1,124,618

TOTAL HEALTH CARE			90,555,187

INDUSTRIALS — (14.8%)
	AECOM	10,329	953,986
	AGCO Corp.	9,374	1,070,417
	AMETEK, Inc.	13,829	2,415,373
*	Builders FirstSource, Inc.	16,700	3,053,094
*	CACI International, Inc., Class A	200	80,446
	Carlisle Cos., Inc.	4,496	1,745,572
	Carrier Global Corp.	40,854	2,512,112
	Concentrix Corp.	2,352	128,584
	CSX Corp.	9,384	311,736
	Cummins, Inc.	14,520	4,101,755
	Deere & Co.	4,448	1,740,992
	Delta Air Lines, Inc.	55,895	2,798,663
	Dover Corp.	11,477	2,057,826
	Eaton Corp. PLC	18,743	5,965,147
	EMCOR Group, Inc.	552	197,158
	Emerson Electric Co.	9,553	1,029,622
	FedEx Corp.	16,996	4,449,213
	Fortive Corp.	14,666	1,103,910
	Fortune Brands Innovations, Inc.	12,304	899,422
*	GE Vernova, Inc.	4,753	730,584
	General Dynamics Corp.	11,044	3,170,622
	General Electric Co.	9,980	1,614,964
*	GXO Logistics, Inc.	407	20,212
	Howmet Aerospace, Inc.	43,263	2,887,805
	Hubbell, Inc.	2,229	825,889
	Huntington Ingalls Industries, Inc.	1,502	415,949
	IDEX Corp.	397	87,523
	Ingersoll Rand, Inc.	23,401	2,183,781
	ITT, Inc.	400	51,736

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Jacobs Solutions, Inc.	7,558	$1,084,800
	JB Hunt Transport Services, Inc.	1,727	280,758
	Johnson Controls International PLC.	38,418	2,499,859
	Knight-Swift Transportation Holdings, Inc.	1,347	62,272
	L3Harris Technologies, Inc.	8,885	1,901,834
	Leidos Holdings, Inc.	16,426	2,303,254
*	MasTec, Inc.	425	37,693
*	Middleby Corp.	311	43,220
*	NEXTracker, Inc., Class A	9,036	386,650
	Norfolk Southern Corp.	12,971	2,987,481
	Northrop Grumman Corp.	3,623	1,757,264
	Oshkosh Corp.	522	58,605
	Otis Worldwide Corp.	2,174	198,269
	Owens Corning	8,674	1,459,053
	PACCAR, Inc.	43,530	4,618,968
	Parker-Hannifin Corp.	9,126	4,972,849
	Pentair PLC	17,893	1,415,157
	Quanta Services, Inc.	15,876	4,104,899
	Republic Services, Inc.	24,693	4,733,648
	RTX Corp.	44,315	4,498,859
	Sensata Technologies Holding PLC	515	19,730
	Snap-on, Inc.	6,398	1,714,408
	Southwest Airlines Co.	39,416	1,022,451
	SS&C Technologies Holdings, Inc.	23,811	1,473,663
	Stanley Black & Decker, Inc.	8,961	819,035
	Textron, Inc.	27,654	2,339,252
	Trane Technologies PLC	412	130,744
	TransUnion	5,407	394,711
#*	U-Haul Holding Co.	2,175	137,525
	U-Haul Holding Co.	19,575	1,200,339
*	United Airlines Holdings, Inc.	15,225	783,478
	United Rentals, Inc.	6,374	4,257,768
	Veralto Corp.	6,107	572,104
	WESCO International, Inc.	600	91,650
	Westinghouse Air Brake Technologies Corp.	8,070	1,299,916
*	XPO, Inc.	1,886	202,670
	Xylem, Inc.	1,600	209,120

TOTAL INDUSTRIALS			104,678,049

INFORMATION TECHNOLOGY — (8.6%)
*	Advanced Micro Devices, Inc.	16,243	2,572,566
*	Akamai Technologies, Inc.	7,699	777,060
	Amdocs Ltd.	15,020	1,261,530
	Analog Devices, Inc.	25,324	5,080,248
*	Aspen Technology, Inc.	600	118,122
	Avnet, Inc.	1,297	63,384
	Broadcom, Inc.	152	197,641
*	Ciena Corp.	1,583	73,182
	Cisco Systems, Inc.	161,606	7,592,250
	Cognizant Technology Solutions Corp., Class A	49,920	3,278,746
*	Coherent Corp.	781	42,666
	Corning, Inc.	92,689	3,093,959
*	DXC Technology Co.	2,899	56,502
	Entegris, Inc.	200	26,584
*	F5, Inc.	666	110,096
*	First Solar, Inc.	1,844	325,097
*	Flex Ltd.	51,876	1,486,247
	Hewlett Packard Enterprise Co.	155,789	2,648,413
	HP, Inc.	106,724	2,997,877

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Intel Corp.	100,556	$3,063,941
	International Business Machines Corp.	860	142,932
*	IPG Photonics Corp.	430	36,111
	Jabil, Inc.	5,601	657,333
	Juniper Networks, Inc.	20,534	714,994
*	Keysight Technologies, Inc.	8,883	1,314,151
*	Kyndryl Holdings, Inc.	1,573	30,925
	Marvell Technology, Inc.	21,410	1,411,133
	Microchip Technology, Inc.	104	9,566
	Micron Technology, Inc.	37,530	4,239,389
*	ON Semiconductor Corp.	36,695	2,574,521
*	Qorvo, Inc.	5,422	633,507
	Roper Technologies, Inc.	1,058	541,125
	Salesforce, Inc.	17,854	4,801,655
	Skyworks Solutions, Inc.	11,761	1,253,605
	TD SYNNEX Corp.	2,852	336,080
	TE Connectivity Ltd.	30,520	4,317,970
*	Teledyne Technologies, Inc.	1,702	649,279
	Vontier Corp.	2,863	116,324
*	Western Digital Corp.	27,686	1,960,999
*	Zebra Technologies Corp., Class A	300	94,368
*	Zoom Video Communications, Inc., Class A	2,191	133,870

TOTAL INFORMATION TECHNOLOGY			60,835,948

MATERIALS — (8.3%)
	Air Products & Chemicals, Inc.	8,901	2,103,662
#	Albemarle Corp.	7,038	846,742
	Amcor PLC	67,243	601,152
	Ball Corp.	19,994	1,390,983
#	Celanese Corp.	6,957	1,068,665
	CF Industries Holdings, Inc.	15,102	1,192,605
*	Cleveland-Cliffs, Inc.	15,656	264,586
	Corteva, Inc.	26,180	1,417,123
	Crown Holdings, Inc.	2,200	180,554
	Dow, Inc.	78,218	4,450,604
	DuPont de Nemours, Inc.	17,056	1,236,560
	Eastman Chemical Co.	18,027	1,702,470
	FMC Corp.	801	47,267
	Freeport-McMoRan, Inc.	78,938	3,942,164
	Huntsman Corp.	3,237	77,235
	International Flavors & Fragrances, Inc.	10,181	861,822
	International Paper Co.	46,145	1,612,306
	Linde PLC	16,727	7,375,938
	LyondellBasell Industries NV, Class A	34,302	3,429,171
	Martin Marietta Materials, Inc.	5,551	3,258,825
	Mosaic Co.	29,416	923,368
	Newmont Corp.	49,801	2,023,913
	Nucor Corp.	26,837	4,522,840
	Packaging Corp. of America	10,295	1,780,829
	PPG Industries, Inc.	16,048	2,070,192
	Reliance, Inc.	8,693	2,475,071
	Royal Gold, Inc.	782	93,942
	Sonoco Products Co.	945	52,967
	Steel Dynamics, Inc.	26,080	3,393,530
	Vulcan Materials Co.	9,911	2,553,371
	Westlake Corp.	8,620	1,270,243
	Westrock Co.	17,093	819,780

TOTAL MATERIALS			59,040,480

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (0.3%)
* CBRE Group, Inc., Class A	26,199	$2,276,431
* Jones Lang LaSalle, Inc.	693	125,225

TOTAL REAL ESTATE		2,401,656

UTILITIES — (0.5%)
NRG Energy, Inc.	18,805	1,366,560
Vistra Corp.	26,711	2,025,762

TOTAL UTILITIES		3,392,322

TOTAL COMMON STOCKS Cost ($449,149,859)		705,663,041

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.250%	681,966	681,966

SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	108,897	1,259,721

TOTAL INVESTMENTS — (100.0%) (Cost $451,091,546)		$707,604,728

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$48,993,042	$904	—	$48,993,946
Consumer Discretionary	35,699,461	—	—	35,699,461
Consumer Staples	33,722,036	—	—	33,722,036
Energy	101,888,765	—	—	101,888,765
Financials	164,455,191	—	—	164,455,191
Health Care	90,555,187	—	—	90,555,187
Industrials	104,678,049	—	—	104,678,049
Information Technology	60,835,948	—	—	60,835,948
Materials	59,040,480	—	—	59,040,480
Real Estate	2,401,656	—	—	2,401,656
Utilities	3,392,322	—	—	3,392,322
Temporary Cash Investments	681,966	—	—	681,966
Securities Lending Collateral	—	1,259,721	—	1,259,721

Total Investments in Securities	$706,344,103	$1,260,625	—	$707,604,728

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

	Shares	Value»
COMMON STOCKS — (91.9%)
AUSTRALIA — (5.6%)
ANZ Group Holdings Ltd.	157,918	$2,849,460
* Arcadium Lithium PLC, CDI	6,141	25,713
Aurizon Holdings Ltd.	253,414	622,448
Bendigo & Adelaide Bank Ltd.	27,893	174,837
BlueScope Steel Ltd.	88,805	1,296,146
Brickworks Ltd.	2,966	51,084
Challenger Ltd.	53,101	228,781
Cleanaway Waste Management Ltd.	103,419	178,912
Evolution Mining Ltd.	277,786	716,350
Harvey Norman Holdings Ltd.	112,868	331,472
Incitec Pivot Ltd.	224,487	403,086
Lendlease Corp. Ltd.	41,763	172,233
National Australia Bank Ltd.	214,668	4,653,470
New Hope Corp. Ltd.	39,703	115,497
Northern Star Resources Ltd.	101,913	966,006
Orica Ltd.	52,840	611,820
Origin Energy Ltd.	92,720	585,194
QBE Insurance Group Ltd.	60,584	693,018
Qube Holdings Ltd.	14,849	31,588
Rio Tinto Ltd.	15,069	1,254,107
Santos Ltd.	496,255	2,435,304
Seven Group Holdings Ltd.	12,728	309,279
Sonic Healthcare Ltd.	56,484	970,716
South32 Ltd.	621,615	1,418,203
Suncorp Group Ltd.	131,383	1,403,231
TPG Telecom Ltd.	46,621	134,746
Westpac Banking Corp.	184,558	3,064,834
Whitehaven Coal Ltd.	125,810	622,317
Woodside Energy Group Ltd.	142,185	2,547,529
Worley Ltd.	19,466	187,909
Yancoal Australia Ltd.	49,859	177,993

TOTAL AUSTRALIA		29,233,283

AUSTRIA — (0.1%)
Erste Group Bank AG	8,056	375,692
OMV AG	5,327	252,774

TOTAL AUSTRIA		628,466

BELGIUM — (0.7%)
Ageas SA	17,680	811,530
KBC Group NV	21,879	1,625,263
Solvay SA	8,568	276,777
* Syensqo SA	8,568	794,182

TOTAL BELGIUM		3,507,752

CANADA — (9.7%)
Agnico Eagle Mines Ltd.	34,827	2,206,290
AltaGas Ltd.	19,080	418,287
ARC Resources Ltd.	19,700	356,751
Bank of Montreal	48,322	4,316,186
Bank of Nova Scotia	98,053	4,499,865
Barrick Gold Corp.	81,195	1,351,085
Canadian Imperial Bank of Commerce	84,627	3,950,662
Cenovus Energy, Inc.	20,274	416,833

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Empire Co. Ltd., Class A	5,300	$123,467
	Endeavour Mining PLC	11,407	238,390
	Fairfax Financial Holdings Ltd.	3,164	3,439,938
	First Quantum Minerals Ltd.	49,651	630,442
	iA Financial Corp., Inc.	15,318	928,660
	IGM Financial, Inc.	3,629	90,709
	Kinross Gold Corp.	180,963	1,167,252
	Lundin Mining Corp.	86,620	989,116
	Magna International, Inc.	44,732	2,138,190
	Manulife Financial Corp.	152,486	3,555,973
*	MEG Energy Corp.	40,065	911,223
	Nutrien Ltd.	65,602	3,461,812
	Onex Corp.	6,795	482,089
#	Pan American Silver Corp.	18,400	339,296
	Suncor Energy, Inc.	119,100	4,548,150
	Teck Resources Ltd., Class A	200	9,878
	Teck Resources Ltd., Class B	82,946	4,080,111
#	Toronto-Dominion Bank.	45,230	2,683,044
	Tourmaline Oil Corp.	33,371	1,630,916
	West Fraser Timber Co. Ltd.	10,098	773,423
	Whitecap Resources, Inc.	67,273	510,173

TOTAL CANADA			50,248,211

DENMARK — (2.5%)
#	AP Moller - Maersk AS, Class A	237	336,111
	AP Moller - Maersk AS, Class B	282	408,637
	Carlsberg AS, Class B	14,014	1,885,063
	Coloplast AS, Class B	6,196	747,021
	Danske Bank AS	26,691	768,353
*	Demant AS	12,462	595,085
	DSV AS	12,455	1,769,474
*	Genmab AS	4,778	1,326,516
	H Lundbeck AS	28,803	140,058
	H Lundbeck AS, Class A	5,935	24,965
	Jyske Bank AS	1,792	144,990
	Novonesis (Novozymes) B, Class B	33,997	1,882,642
	Pandora AS	8,593	1,307,854
	Rockwool AS, Class A	355	115,383
	Rockwool AS, Class B	800	260,791
	Svitzer AS	1,038	34,880
	Tryg AS	11,697	231,510
*	Vestas Wind Systems AS	42,293	1,133,395

TOTAL DENMARK			13,112,728

FINLAND — (0.7%)
	Fortum OYJ	17,049	224,661
	Nokia OYJ	366,567	1,332,600
#	Nokia OYJ, Sponsored ADR	34,049	124,279
	Nordea Bank Abp	72,366	848,003
	Stora Enso OYJ, Class R	56,813	756,785
	UPM-Kymmene OYJ	8,749	306,610

TOTAL FINLAND			3,592,938

FRANCE — (10.2%)
Ω	ALD SA	9,241	60,774
Ω	Amundi SA	2,929	204,340
	Arkema SA	7,659	790,307
	BNP Paribas SA	47,637	3,428,047

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bollore SE	60,491	$392,632
#	Bouygues SA	32,204	1,186,888
	Carrefour SA	87,166	1,466,413
	Cie de Saint-Gobain SA	72,243	5,713,167
	Cie Generale des Etablissements Michelin SCA	105,336	4,046,866
	Credit Agricole SA	32,751	506,764
	Eiffage SA	10,913	1,164,400
#	Engie SA	92,316	1,602,662
	Orange SA	282,052	3,139,319
	Publicis Groupe SA	20,777	2,292,675
	Renault SA	28,046	1,389,212
	Rexel SA	32,582	844,520
#	Sanofi SA	49,835	4,923,352
	Societe Generale SA	66,873	1,801,896
#	TotalEnergies SE, Sponsored ADR	7,191	521,132
	TotalEnergies SE	228,351	16,577,999
#	Vinci SA	1,599	187,365
#	Vivendi SE	29,111	296,166

TOTAL FRANCE			52,536,896

GERMANY — (6.2%)
	BASF SE	70,417	3,689,608
	Bayer AG	88,113	2,570,317
	Bayerische Motoren Werke AG	30,928	3,369,584
	Commerzbank AG	130,357	1,937,384
	Continental AG	13,917	901,979
*Ω	Covestro AG	20,608	1,032,138
	Daimler Truck Holding AG	59,994	2,705,503
	Deutsche Bank AG	117,491	1,880,334
*	Deutsche Lufthansa AG	29,747	212,888
	Deutsche Telekom AG	20,854	477,673
Ω	DWS Group GmbH & Co. KGaA	1,706	71,983
	Evonik Industries AG	17,755	370,026
	Fresenius Medical Care AG	20,548	865,126
	Fresenius SE & Co. KGaA	39,148	1,168,191
#Ω	Hapag-Lloyd AG	1,852	341,163
	Heidelberg Materials AG	16,883	1,699,032
	Henkel AG & Co. KGaA	3,609	259,518
	Mercedes-Benz Group AG	86,769	6,563,284
	RWE AG	30,564	1,064,713
*	Siemens Energy AG	12,828	263,403
*	Talanx AG	725	54,530
	Volkswagen AG	3,115	439,754

TOTAL GERMANY			31,938,131

HONG KONG — (1.4%)
	BOC Hong Kong Holdings Ltd.	274,500	841,368
Ω	Budweiser Brewing Co. APAC Ltd.	101,400	141,067
#	Cathay Pacific Airways Ltd.	220,090	236,937
	CK Asset Holdings Ltd.	206,217	879,634
	CK Hutchison Holdings Ltd.	267,512	1,299,245
	CK Infrastructure Holdings Ltd.	24,500	138,404
Ω	ESR Group Ltd.	206,800	226,626
	Hang Lung Properties Ltd.	147,000	162,246
	Hang Seng Bank Ltd.	12,600	166,151
	Henderson Land Development Co. Ltd.	74,255	223,865
	Hong Kong & China Gas Co. Ltd.	118,000	89,722
	MTR Corp. Ltd.	67,660	222,360

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Sino Land Co. Ltd.	397,571	$425,082
	Sun Hung Kai Properties Ltd.	95,362	879,710
	Swire Pacific Ltd., Class A	45,500	385,326
	Swire Pacific Ltd., Class B	92,500	125,669
Ω	WH Group Ltd.	1,241,189	902,146

TOTAL HONG KONG			7,345,558

IRELAND — (0.3%)
	AIB Group PLC	49,481	256,122
	Bank of Ireland Group PLC	68,148	727,100
	Smurfit Kappa Group PLC	15,289	662,466

TOTAL IRELAND			1,645,688

ISRAEL — (0.5%)
	Bank Hapoalim BM	78,721	709,152
	Bank Leumi Le-Israel BM	114,309	890,708
	Delek Group Ltd.	1,690	198,512
	Harel Insurance Investments & Financial Services Ltd.	17,029	155,250
	Israel Discount Bank Ltd., Class A	136,911	702,247
	Phoenix Holdings Ltd.	5,270	50,343

TOTAL ISRAEL			2,706,212

ITALY — (2.4%)
	Banco BPM SpA	59,146	388,332
	Eni SpA	121,048	1,944,235
	Intesa Sanpaolo SpA	25,686	96,143
*Ω	Nexi SpA	6,427	37,393
#	Stellantis NV	145,096	3,210,466
#	Stellantis NV	68,330	1,523,759
	UniCredit SpA	145,641	5,345,653

TOTAL ITALY			12,545,981

JAPAN — (20.2%)
	Acom Co. Ltd.	43,100	111,134
	ADEKA Corp.	2,400	49,874
	AEON Financial Service Co. Ltd.	12,200	101,555
	AGC, Inc.	31,800	1,175,780
	Air Water, Inc.	22,400	336,341
	Aisin Corp.	17,700	673,241
	Alfresa Holdings Corp.	12,800	189,689
	Amada Co. Ltd.	38,200	417,223
	Asahi Group Holdings Ltd.	22,400	766,281
	Asahi Kasei Corp.	141,200	984,465
	Bridgestone Corp.	20,000	882,540
	Brother Industries Ltd.	29,100	514,749
	Canon Marketing Japan, Inc.	5,100	140,135
	Chiba Bank Ltd.	30,300	255,946
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	131,605
	COMSYS Holdings Corp.	8,300	194,283
	Concordia Financial Group Ltd.	57,500	309,818
	Cosmo Energy Holdings Co. Ltd.	8,600	411,127
	Credit Saison Co. Ltd.	16,600	306,422
	Dai Nippon Printing Co. Ltd.	14,500	422,329
	Daicel Corp.	28,800	267,497
	Daido Steel Co. Ltd.	15,900	175,321
	Dai-ichi Life Holdings, Inc.	54,600	1,264,592
	Daiwa House Industry Co. Ltd.	33,800	951,095

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	55,600	$408,608
	Dentsu Group, Inc.	13,900	376,039
	Dowa Holdings Co. Ltd.	4,900	183,490
	ENEOS Holdings, Inc.	350,927	1,621,357
	EXEO Group, Inc.	13,600	148,230
	Fuji Media Holdings, Inc.	1,800	21,394
	FUJIFILM Holdings Corp.	36,900	784,954
	Fukuoka Financial Group, Inc.	9,200	244,375
	Fuyo General Lease Co. Ltd.	1,800	154,367
	Gunma Bank Ltd.	7,400	45,038
	Hachijuni Bank Ltd.	22,503	150,116
	Hakuhodo DY Holdings, Inc.	11,900	110,685
	Hankyu Hanshin Holdings, Inc.	17,500	458,819
	Haseko Corp.	28,900	349,148
*	Hino Motors Ltd.	37,500	109,469
	Hitachi Construction Machinery Co. Ltd.	10,100	288,479
	Honda Motor Co. Ltd.	325,200	3,699,988
	House Foods Group, Inc.	1,700	33,495
	Idemitsu Kosan Co. Ltd.	124,000	840,115
	Iida Group Holdings Co. Ltd.	14,400	183,829
	INFRONEER Holdings, Inc.	21,000	185,969
	Inpex Corp.	102,100	1,529,437
	Isetan Mitsukoshi Holdings Ltd.	23,500	330,061
	Isuzu Motors Ltd.	69,900	885,832
	Iwatani Corp.	4,600	261,199
	Iyogin Holdings, Inc.	9,100	69,449
	J Front Retailing Co. Ltd.	28,400	247,331
	Japan Post Bank Co. Ltd.	28,100	285,224
	Japan Post Holdings Co. Ltd.	41,800	401,418
	Japan Post Insurance Co. Ltd.	10,000	187,741
	JFE Holdings, Inc.	63,800	952,261
	JGC Holdings Corp.	6,800	65,546
	JTEKT Corp.	24,600	190,424
	Kajima Corp.	40,900	783,525
	Kamigumi Co. Ltd.	7,300	157,648
	Kandenko Co. Ltd.	1,000	11,155
	Kawasaki Heavy Industries Ltd.	17,300	535,574
	Kawasaki Kisen Kaisha Ltd.	14,400	202,894
	Keihan Holdings Co. Ltd.	1,800	37,646
	Kinden Corp.	7,000	133,568
	Kobe Steel Ltd.	43,000	524,838
	Koito Manufacturing Co. Ltd.	19,500	262,289
	Komatsu Ltd.	31,900	952,411
	Kubota Corp.	22,500	360,894
	Kuraray Co. Ltd.	49,000	542,877
	Kyocera Corp.	34,400	419,289
	Kyoto Financial Group, Inc.	10,000	177,992
	Kyushu Financial Group, Inc.	14,500	97,020
	Lion Corp.	13,400	120,171
	Lixil Corp.	34,000	365,184
	LY Corp.	129,200	310,420
	Mabuchi Motor Co. Ltd.	5,400	83,635
	Marubeni Corp.	52,100	928,232
	Mazda Motor Corp.	69,200	783,308
	Mebuki Financial Group, Inc.	38,440	135,986
	Medipal Holdings Corp.	8,800	138,011
	MEIJI Holdings Co. Ltd.	2,200	49,224
	Mitsubishi Chemical Group Corp.	147,600	861,079
	Mitsubishi Corp.	219,200	5,013,009

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Electric Corp.	55,800	$972,590
	Mitsubishi Estate Co. Ltd.	63,000	1,154,456
	Mitsubishi Gas Chemical Co., Inc.	16,700	295,493
	Mitsubishi HC Capital, Inc.	93,500	605,510
	Mitsubishi Logistics Corp.	4,099	135,989
	Mitsubishi Materials Corp.	5,123	100,117
	Mitsubishi Motors Corp.	73,100	231,642
	Mitsubishi UFJ Financial Group, Inc.	492,100	4,901,981
	Mitsui Chemicals, Inc.	28,900	822,577
	Mitsui Fudosan Co. Ltd.	112,200	1,141,866
#	Mitsui OSK Lines Ltd.	26,400	837,925
	Mizuho Financial Group, Inc.	87,520	1,691,684
	MS&AD Insurance Group Holdings, Inc.	51,150	919,628
	NEC Corp.	26,700	1,933,133
	NGK Insulators Ltd.	29,500	401,857
	NH Foods Ltd.	8,400	276,328
	NHK Spring Co. Ltd.	7,600	77,025
	Nikon Corp.	26,100	269,856
	Nippon Electric Glass Co. Ltd.	2,400	59,386
	Nippon Express Holdings, Inc.	8,600	439,961
#	Nippon Steel Corp.	48,218	1,080,995
	Nippon Yusen KK	43,700	1,240,663
	Nissan Motor Co. Ltd.	143,300	524,435
	Niterra Co. Ltd.	18,500	606,760
	NOK Corp.	5,300	76,702
	Nomura Holdings, Inc.	111,100	632,157
	Nomura Real Estate Holdings, Inc.	12,900	361,163
	NSK Ltd.	43,900	241,423
	Obayashi Corp.	70,100	782,371
	Oji Holdings Corp.	108,500	424,996
	Open House Group Co. Ltd.	1,600	48,656
	ORIX Corp.	77,100	1,577,883
	Otsuka Holdings Co. Ltd.	6,500	277,919
	Panasonic Holdings Corp.	153,200	1,337,199
	Resona Holdings, Inc.	154,400	976,386
	Resonac Holdings Corp.	20,400	442,332
	Ricoh Co. Ltd.	62,000	534,877
	Rinnai Corp.	6,200	134,338
	Rohm Co. Ltd.	9,200	132,249
	Sankyu, Inc.	1,000	34,670
	SBI Holdings, Inc.	25,400	618,443
	Seiko Epson Corp.	35,400	582,330
	Seino Holdings Co. Ltd.	7,900	105,837
	Sekisui Chemical Co. Ltd.	15,400	224,040
	Sekisui House Ltd.	54,800	1,259,323
	Seven & i Holdings Co. Ltd.	8,500	109,830
	Shimamura Co. Ltd.	5,000	246,484
#	Shimizu Corp.	58,900	364,853
	Shizuoka Financial Group, Inc.	13,000	121,340
	SoftBank Group Corp.	8,220	404,265
	Sohgo Security Services Co. Ltd.	21,000	116,796
	Sojitz Corp.	26,394	679,562
	Sompo Holdings, Inc.	23,091	456,974
	Stanley Electric Co. Ltd.	15,100	267,225
	Subaru Corp.	72,300	1,614,386
	SUMCO Corp.	39,700	592,058
	Sumitomo Bakelite Co. Ltd.	1,000	28,483
	Sumitomo Chemical Co. Ltd.	192,000	410,200
	Sumitomo Corp.	69,100	1,817,133

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Electric Industries Ltd.	91,100	$1,408,070
#	Sumitomo Forestry Co. Ltd.	18,800	579,222
	Sumitomo Heavy Industries Ltd.	12,100	337,187
	Sumitomo Metal Mining Co. Ltd.	27,300	912,056
	Sumitomo Mitsui Financial Group, Inc.	56,996	3,237,588
	Sumitomo Mitsui Trust Holdings, Inc.	48,606	1,021,932
	Sumitomo Realty & Development Co. Ltd.	33,500	1,159,231
	Sumitomo Rubber Industries Ltd.	21,000	254,895
	Suzuken Co. Ltd.	5,100	150,622
	Suzuki Motor Corp.	59,600	694,088
	Taiheiyo Cement Corp.	13,900	317,928
	Taisei Corp.	14,700	538,173
	Takashimaya Co. Ltd.	17,000	240,980
	Takeda Pharmaceutical Co. Ltd.	101,267	2,661,506
	THK Co. Ltd.	13,400	292,376
	Toda Corp.	9,700	63,356
	Tokyo Century Corp.	12,000	119,440
	Tokyo Tatemono Co. Ltd.	21,700	361,087
	Tokyu Fudosan Holdings Corp.	90,200	660,828
	TOPPAN Holdings, Inc.	16,700	396,190
	Toray Industries, Inc.	131,700	601,964
	Tosoh Corp.	30,100	414,962
	Toyo Seikan Group Holdings Ltd.	11,800	182,397
	Toyo Tire Corp.	13,800	261,084
	Toyoda Gosei Co. Ltd.	6,400	123,908
#	Toyota Boshoku Corp.	9,400	139,010
	Toyota Industries Corp.	5,900	560,658
	Toyota Motor Corp.	183,950	4,195,637
	Toyota Tsusho Corp.	17,600	1,119,006
	Yamada Holdings Co. Ltd.	53,500	153,148
	Yamaguchi Financial Group, Inc.	6,900	69,701
	Yamaha Corp.	4,500	94,829
	Yamaha Motor Co. Ltd.	108,800	1,014,801
	Yamato Holdings Co. Ltd.	3,600	47,544
	Yamato Kogyo Co. Ltd.	1,400	75,221
	Yokohama Rubber Co. Ltd.	14,800	387,378
	Zeon Corp.	13,700	136,536

TOTAL JAPAN			104,566,087

NETHERLANDS — (3.5%)
Ω	ABN AMRO Bank NV, GDR	36,511	584,854
	Aegon Ltd.	109,392	681,277
	Akzo Nobel NV	16,389	1,081,378
	ArcelorMittal SA	53,708	1,342,795
	ASR Nederland NV	8,817	441,198
	Coca-Cola Europacific Partners PLC	9,374	672,293
	Heineken NV	14,444	1,405,685
	IMCD NV	537	81,020
	ING Groep NV, Sponsored ADR	18,092	285,854
	ING Groep NV	150,382	2,377,579
	JDE Peet’s NV	8,580	190,644
	Koninklijke Ahold Delhaize NV	133,198	4,043,132
	Koninklijke KPN NV	298,979	1,086,529
#*	Koninklijke Philips NV	45,265	1,202,002
	NN Group NV	29,137	1,344,115
	Prosus NV	16,966	567,682
	Randstad NV	13,219	662,945

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	NETHERLANDS — (Continued)
	Stellantis NV	10,010	$223,223

TOTAL NETHERLANDS			18,274,205

	NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	156,673	50,749
	Auckland International Airport Ltd.	53,851	248,957
	Chorus Ltd.	5,309	22,495
	Fletcher Building Ltd.	98,057	219,473
	Fonterra Co.-operative Group Ltd.	4,389	9,576
	Genesis Energy Ltd.	60,144	82,407
	Infratil Ltd.	28,134	180,641
	Mercury NZ Ltd.	21,096	79,170
#	Port of Tauranga Ltd.	15,567	44,889
*	Ryman Healthcare Ltd.	19,262	45,977
	Summerset Group Holdings Ltd.	17,015	111,045

TOTAL NEW ZEALAND			1,095,379

	NORWAY — (0.8%)
*	Adevinta ASA	16,126	163,963
	Aker BP ASA	22,689	550,279
	Austevoll Seafood ASA	5,842	46,648
Ω	BW LPG Ltd.	25,143	363,079
	DNB Bank ASA	42,407	739,118
	Golden Ocean Group Ltd.	14,765	207,493
	Hoegh Autoliners ASA	15,002	157,463
	Leroy Seafood Group ASA	12,690	55,938
	Norsk Hydro ASA	91,465	562,087
	SpareBank 1 SR-Bank ASA	10,821	131,026
	Stolt-Nielsen Ltd.	2,951	125,662
	Subsea 7 SA	23,150	372,432
	Wallenius Wilhelmsen ASA	18,082	182,132
	Yara International ASA	11,196	319,144

TOTAL NORWAY			3,976,464

	PORTUGAL — (0.1%)
	EDP Renovaveis SA	12,857	176,015
	Galp Energia SGPS SA	17,816	382,708

TOTAL PORTUGAL			558,723

	SINGAPORE — (0.9%)
	CapitaLand Investment Ltd.	100,000	193,385
	City Developments Ltd.	59,600	267,123
	Hongkong Land Holdings Ltd.	54,500	174,137
	Jardine Cycle & Carriage Ltd.	10,200	196,842
	Keppel Ltd.	182,400	912,348
	Oversea-Chinese Banking Corp. Ltd.	62,800	651,962
*	Seatrium Ltd.	3,481,110	248,675
	United Overseas Bank Ltd.	50,000	1,109,540
	UOL Group Ltd.	40,699	173,775
	Wilmar International Ltd.	293,900	690,833

TOTAL SINGAPORE			4,618,620

	SPAIN — (2.9%)
	Banco Bilbao Vizcaya Argentaria SA	225,959	2,443,515
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	55,650	596,011
	Banco de Sabadell SA	144,096	275,253

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#	Banco Santander SA	1,370,586	$6,668,766
	CaixaBank SA	344,469	1,816,577
	Repsol SA	188,959	2,965,915

TOTAL SPAIN			14,766,037

SWEDEN — (2.2%)
	Billerud Aktiebolag	22,231	184,376
#	Boliden AB	31,517	1,035,796
Ω	Dometic Group AB	16,857	120,462
#*	Electrolux AB, Class B	16,294	141,680
	Essity AB, Class B	5,640	140,717
	Getinge AB, Class B	14,565	306,628
	Hexpol AB	1,912	21,635
	Holmen AB, Class B	5,250	204,473
	Husqvarna AB, Class B	45,158	366,286
	Loomis AB	7,523	192,263
*	Millicom International Cellular SA, SDR	19,342	396,870
	Pandox AB	3,945	61,007
	Saab AB, Class B	1,071	84,790
	Securitas AB, Class B	49,874	499,817
*Ω	Sinch AB	13,415	30,331
	Skandinaviska Enskilda Banken AB, Class A	98,774	1,293,586
	Skanska AB, Class B	37,093	637,195
	SKF AB, Class B	42,879	881,509
#	SSAB AB, Class A	26,950	151,328
#	SSAB AB, Class B	81,204	454,382
	Svenska Cellulosa AB SCA, Class A	318	4,620
	Svenska Cellulosa AB SCA, Class B	19,810	290,321
	Svenska Handelsbanken AB, Class A	44,022	377,503
	Swedbank AB, Class A	35,798	684,539
	Tele2 AB, Class B	7,200	67,155
	Telefonaktiebolaget LM Ericsson, Class B	191,971	974,231
	Telia Co. AB	293,693	671,816
	Trelleborg AB, Class B	20,890	736,214
#	Vitrolife AB	1,139	17,012
	Volvo AB, Class B	1,823	46,401
*	Volvo Car AB	31,088	6,347
*	Volvo Car AB, Class B	31,088	96,504

TOTAL SWEDEN			11,177,794

SWITZERLAND — (8.6%)
	Alcon, Inc.	22,453	1,738,509
	Baloise Holding AG	3,212	485,375
	Banque Cantonale Vaudoise	1,073	112,209
	Barry Callebaut AG	136	219,772
	Cie Financiere Richemont SA, Class A	29,199	4,036,091
	DSM-Firmenich AG	8,760	982,473
	Holcim AG	48,967	4,101,017
	Julius Baer Group Ltd.	18,582	997,079
	Lonza Group AG	4,520	2,495,009
	Novartis AG, Sponsored ADR	96,728	9,395,191
	Novartis AG	5,485	532,360
*	Sandoz Group AG	1,097	37,284
*	Sandoz Group AG, ADR	20,486	694,073
	Schindler Holding AG	711	173,238
#	SIG Group AG	27,078	541,109
#	Swatch Group AG	2,403	225,947
	Swiss Life Holding AG	2,769	1,868,398

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
SWITZERLAND — (Continued)
Swiss Prime Site AG	2,133	$196,946
Swiss Re AG	20,196	2,195,414
Swisscom AG	3,536	1,939,873
#* UBS Group AG	198,792	5,248,185
Zurich Insurance Group AG	12,509	6,054,935

TOTAL SWITZERLAND		44,270,487

UNITED KINGDOM — (12.0%)
3i Group PLC	10,543	376,674
Anglo American PLC	45,629	1,491,040
# Barclays PLC, Sponsored ADR	257,802	2,639,892
Barclays PLC	187,695	473,234
Barratt Developments PLC	57,563	325,238
BP PLC, Sponsored ADR	36,678	1,422,002
BP PLC	536,234	3,456,370
British American Tobacco PLC, Sponsored ADR	2,319	68,225
British American Tobacco PLC	99,083	2,908,707
BT Group PLC	999,637	1,278,339
Centrica PLC	167,147	266,812
DS Smith PLC	141,299	615,574
Glencore PLC	450,571	2,621,674
HSBC Holdings PLC	66,473	576,185
# HSBC Holdings PLC, Sponsored ADR	161,756	7,049,326
Investec PLC	33,139	209,912
J Sainsbury PLC	235,900	773,794
Kingfisher PLC	200,955	619,006
Lloyds Banking Group PLC	3,261,234	2,104,744
Lloyds Banking Group PLC, ADR	608,371	1,557,430
M&G PLC	129,589	324,430
Mondi PLC	35,213	667,348
NatWest Group PLC	159,979	603,822
# NatWest Group PLC, Sponsored ADR	131,050	1,009,082
Shell PLC	61,108	2,172,304
Shell PLC, ADR	290,164	20,793,152
Standard Chartered PLC	146,778	1,261,049
Taylor Wimpey PLC	252,726	414,122
Tesco PLC	375,840	1,387,627
Vodafone Group PLC	2,450,130	2,066,198
Vodafone Group PLC, Sponsored ADR	63,098	530,653

TOTAL UNITED KINGDOM		62,063,965

UNITED STATES — (0.2%)
CRH PLC	7,868	609,141
Newmont Corp., CDI	8,077	327,028

TOTAL UNITED STATES		936,169

TOTAL COMMON STOCKS		475,345,774

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 8.806%	5,480	563,079
Henkel AG & Co. KGaA, 2.489%	5,843	464,178
Porsche Automobil Holding SE, 5.339%	7,818	398,339

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Volkswagen AG, 7.568%	18,370	$2,250,419

TOTAL GERMANY		3,676,015

TOTAL INVESTMENT SECURITIES (Cost $415,328,932)		479,021,789

		Value†
SECURITIES LENDING COLLATERAL — (7.4%)
@§ The DFA Short Term Investment Fund	3,288,111	38,036,870
TOTAL INVESTMENTS — (100.0%) (Cost $453,365,848)		$517,058,659

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$29,233,283	—	$29,233,283
Austria	—	628,466	—	628,466
Belgium	—	3,507,752	—	3,507,752
Canada	$50,248,211	—	—	50,248,211
Denmark	34,880	13,077,848	—	13,112,728
Finland	124,279	3,468,659	—	3,592,938
France	521,132	52,015,764	—	52,536,896
Germany	767,960	31,170,171	—	31,938,131
Hong Kong	—	7,345,558	—	7,345,558
Ireland	—	1,645,688	—	1,645,688
Israel	—	2,706,212	—	2,706,212
Italy	1,523,759	11,022,222	—	12,545,981
Japan	—	104,566,087	—	104,566,087
Netherlands	1,736,046	16,538,159	—	18,274,205
New Zealand	—	1,095,379	—	1,095,379
Norway	—	3,976,464	—	3,976,464
Portugal	—	558,723	—	558,723
Singapore	—	4,618,620	—	4,618,620
Spain	596,011	14,170,026	—	14,766,037
Sweden	6,347	11,171,447	—	11,177,794
Switzerland	12,788,605	31,481,882	—	44,270,487
United Kingdom	35,069,762	26,994,203	—	62,063,965
United States	609,141	327,028	—	936,169
Preferred Stocks
Germany	—	3,676,015	—	3,676,015
Securities Lending Collateral	—	38,036,870	—	38,036,870

Total Investments in Securities	$104,026,133	$413,032,526	—	$517,058,659

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (7.0%)
	Accent Group Ltd.	66,933	$81,324
	Acrow Ltd.	22,725	16,609
#	Adairs Ltd.	21,299	29,193
*	Adbri Ltd.	48,265	97,911
*	Ainsworth Game Technology Ltd.	11,272	8,735
#*	Alcidion Group Ltd.	58,601	2,035
*	Alkane Resources Ltd.	69,913	27,976
*	Alliance Aviation Services Ltd.	13,267	26,923
	Altium Ltd.	1,220	51,545
*	Alumina Ltd.	194,297	199,607
#*	AMA Group Ltd.	153,476	5,912
	AMP Ltd.	379,646	267,208
	Ansell Ltd.	18,507	304,275
#*	Appen Ltd.	14,166	5,575
#*	Arafura Rare Earths Ltd.	375,015	47,882
	ARB Corp. Ltd.	10,317	253,277
#*	Archer Materials Ltd.	10,038	3,251
#	ARN Media Ltd.	38,557	20,774
#*	Aroa Biosurgery Ltd.	37,311	12,117
#*	Articore Group Ltd.	21,367	6,046
	AUB Group Ltd.	14,297	259,296
*	Audinate Group Ltd.	14,490	173,963
*	Aurelia Metals Ltd.	197,432	25,385
#*	Aussie Broadband Ltd.	22,961	54,766
	Austal Ltd.	45,982	68,011
*	Australian Agricultural Co. Ltd.	38,789	34,437
#	Australian Clinical Labs Ltd.	12,753	20,018
	Australian Ethical Investment Ltd.	14,137	42,712
	Australian Finance Group Ltd.	24,189	23,396
#*	Australian Strategic Materials Ltd.	14,203	9,279
*	Australian Vintage Ltd.	35,719	8,710
	Auswide Bank Ltd.	5,070	14,281
	Autosports Group Ltd.	5,949	10,022
*	AVJennings Ltd.	41,296	8,626
#*††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	21,627
#	Bank of Queensland Ltd.	83,030	327,981
	Bapcor Ltd.	44,195	165,479
	Base Resources Ltd.	50,358	8,140
	Beach Energy Ltd.	195,279	199,962
#	Beacon Lighting Group Ltd.	8,088	15,203
	Bega Cheese Ltd.	42,996	113,985
	Bell Financial Group Ltd.	16,281	14,189
*	Bellevue Gold Ltd.	140,181	158,390
#*	Betmakers Technology Group Ltd.	25,815	1,987
#*	Bigtincan Holdings Ltd.	34,867	3,372
#*	Boss Energy Ltd.	79,816	251,215
*	Bravura Solutions Ltd.	75,448	66,696
	Breville Group Ltd.	14,849	244,485
	Brickworks Ltd.	8,205	141,316
#*	Bubs Australia Ltd.	77,196	7,458
#*††	BWX Ltd.	22,565	0
*	Byron Energy Ltd.	58,539	2,629
#*	Calidus Resources Ltd.	51,837	4,663
	Capitol Health Ltd.	65,386	10,122

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Capral Ltd.	1,923	$12,252
*	Capricorn Metals Ltd.	32,506	102,901
*	Carnarvon Energy Ltd.	150,007	18,884
	Cedar Woods Properties Ltd.	9,351	28,735
#*	Cettire Ltd.	47,366	90,038
	Challenger Ltd.	60,939	262,550
	Champion Iron Ltd.	41,907	189,915
#*	Chrysos Corp. Ltd.	2,481	9,066
#*	City Chic Collective Ltd.	25,276	6,274
	ClearView Wealth Ltd.	24,888	9,801
#	Clinuvel Pharmaceuticals Ltd.	6,591	63,662
#	Clover Corp. Ltd.	25,399	8,472
*	Coast Entertainment Holdings Ltd.	72,872	22,951
*	Cobalt Blue Holdings Ltd.	39,534	2,349
	Codan Ltd.	16,966	119,570
#*	Cogstate Ltd.	9,666	8,801
	Collins Foods Ltd.	16,649	106,728
*	Comet Ridge Ltd.	107,622	13,474
*	Cooper Energy Ltd.	400,748	52,595
#*	Core Lithium Ltd.	93,872	8,620
Ω	Coronado Global Resources, Inc., CDI	27,255	21,661
#	Corporate Travel Management Ltd.	16,158	158,306
	Credit Corp. Group Ltd.	8,852	92,635
	CSR Ltd.	62,643	357,302
	Data#3 Ltd.	20,674	101,686
*	De Grey Mining Ltd.	190,476	158,508
#*	Deep Yellow Ltd.	136,905	126,302
	Deterra Royalties Ltd.	24,579	77,802
	Dicker Data Ltd.	12,074	83,177
	Domain Holdings Australia Ltd.	36,306	68,615
	Domino’s Pizza Enterprises Ltd.	7,050	177,839
	Downer EDI Ltd.	165,400	496,540
#*	DUG Technology Ltd.	7,681	13,591
	Eagers Automotive Ltd.	19,140	154,188
#*	Ecograf Ltd.	45,072	4,833
	Elanor Investor Group	2,855	2,213
	Elders Ltd.	16,988	92,298
#*	Electro Optic Systems Holdings Ltd.	5,176	5,851
*	Elixir Energy Ltd.	28,233	2,022
#	Emeco Holdings Ltd.	55,197	25,613
*	Emerald Resources NL	86,706	195,183
#*	EML Payments Ltd.	51,536	33,189
	Enero Group Ltd.	7,597	8,154
#*	EnviroSuite Ltd.	65,036	2,306
	EQT Holdings Ltd.	3,512	68,901
	Euroz Hartleys Group Ltd.	14,654	8,249
	EVT Ltd.	12,918	98,866
*	Experience Co. Ltd.	24,597	2,700
*	FleetPartners Group Ltd.	44,716	103,538
	Fleetwood Ltd.	9,756	10,156
#	Flight Centre Travel Group Ltd.	20,416	277,495
#*	Frontier Digital Ventures Ltd.	17,664	6,431
	G8 Education Ltd.	111,168	87,321
#*	Galan Lithium Ltd.	27,109	5,693
#*	Genetic Signatures Ltd.	13,548	6,056
	Gold Road Resources Ltd.	138,283	143,100
	GR Engineering Services Ltd.	12,539	18,517
	GrainCorp Ltd., Class A	29,924	164,422
	Grange Resources Ltd.	55,500	14,940

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	18,541	$121,754
	GWA Group Ltd.	32,736	54,088
	Hansen Technologies Ltd.	27,695	83,921
	Harvey Norman Holdings Ltd.	47,712	140,121
*	Hastings Technology Metals Ltd.	3,929	861
*	Healius Ltd.	92,037	70,900
	Helia Group Ltd.	41,663	106,938
#	Helloworld Travel Ltd.	7,031	12,332
#*	Highfield Resources Ltd.	24,514	4,822
	HUB24 Ltd.	9,847	253,011
#	Humm Group Ltd.	51,452	15,416
#	IDP Education Ltd.	6,860	71,528
	Iluka Resources Ltd.	34,902	169,715
	Imdex Ltd.	74,126	99,409
*	Immutep Ltd.	100,112	27,571
#*	ImpediMed Ltd.	121,421	6,609
	Incitec Pivot Ltd.	52,216	93,758
	Infomedia Ltd.	62,093	66,074
	Inghams Group Ltd.	50,749	120,117
	Insignia Financial Ltd.	101,384	158,663
#	Integral Diagnostics Ltd.	26,880	44,220
#*	ioneer Ltd.	191,542	23,786
	IPH Ltd.	28,727	115,639
#*	IRESS Ltd.	20,604	112,608
	IVE Group Ltd.	19,754	27,253
#*	Jervois Global Ltd.	90,498	927
#	Johns Lyng Group Ltd.	27,757	99,537
	Jumbo Interactive Ltd.	3,461	35,179
	Jupiter Mines Ltd.	181,844	34,613
*	Karoon Energy Ltd.	112,273	138,573
	Kelsian Group Ltd.	20,034	71,200
#	Kogan.com Ltd.	7,740	25,164
#*	Lark Distilling Co. Ltd.	2,994	2,017
	Lendlease Corp. Ltd.	35,871	147,934
	Lifestyle Communities Ltd.	14,651	111,786
	Lindsay Australia Ltd.	20,787	12,791
	Link Administration Holdings Ltd.	75,202	108,527
	Lovisa Holdings Ltd.	6,999	141,058
	Lycopodium Ltd.	4,742	37,698
*	Lynas Rare Earths Ltd.	17,249	72,124
	MA Financial Group Ltd.	10,549	31,302
#	Maas Group Holdings Ltd.	4,565	12,701
	Macmahon Holdings Ltd.	161,782	26,003
*	Macquarie Technology Group Ltd.	1,248	65,653
#	Mader Group Ltd.	4,057	17,558
	Magellan Financial Group Ltd.	23,352	132,596
*	Mayne Pharma Group Ltd.	14,501	65,042
	McMillan Shakespeare Ltd.	9,141	109,111
#	McPherson’s Ltd.	7,753	2,459
*	Medical Developments International Ltd.	6,581	2,020
*	Megaport Ltd.	19,278	165,068
#*	Melbana Energy Ltd.	328,430	12,035
#*	Mesoblast Ltd.	83,357	52,932
*	Metals X Ltd.	120,257	35,027
	Metcash Ltd.	118,695	300,997
	Michael Hill International Ltd.	13,468	5,739
*	MMA Offshore Ltd.	58,113	98,014
	Monadelphous Group Ltd.	13,437	115,422
	Monash IVF Group Ltd.	45,202	42,812

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Mount Gibson Iron Ltd.	74,201	$21,254
	Myer Holdings Ltd.	91,183	44,689
	MyState Ltd.	14,796	34,230
*	Nanosonics Ltd.	29,690	54,936
	Navigator Global Investments Ltd.	24,473	29,266
#*	Neometals Ltd.	38,972	2,480
	Netwealth Group Ltd.	16,003	201,422
	New Hope Corp. Ltd.	67,414	196,109
#*	NextEd Group Ltd.	27,655	5,007
	nib holdings Ltd.	61,897	295,591
	Nick Scali Ltd.	8,901	89,264
	Nickel Industries Ltd.	156,678	94,103
	Nine Entertainment Co. Holdings Ltd.	175,251	170,820
#*	Novonix Ltd.	26,095	14,399
	NRW Holdings Ltd.	72,942	130,198
	Nufarm Ltd.	50,398	166,580
*	Nuix Ltd.	22,430	29,718
	Objective Corp. Ltd.	2,833	22,848
*	OFX Group Ltd.	39,213	42,066
	OM Holdings Ltd.	27,595	8,575
*	Omni Bridgeway Ltd.	38,201	30,683
	oOh!media Ltd.	67,577	73,062
	Orora Ltd.	162,854	228,271
	Pacific Current Group Ltd.	4,674	30,386
*	Paladin Energy Ltd.	37,732	334,862
#*††	Panoramic Resources Ltd.	303,459	5,111
#*	Pantoro Ltd.	240,079	13,292
	Peet Ltd.	49,105	37,695
#	PeopleIN Ltd.	8,094	5,058
	Perenti Ltd.	100,608	61,753
	Perpetual Ltd.	13,339	202,811
	Perseus Mining Ltd.	175,799	257,145
*	PEXA Group Ltd.	18,151	141,183
	Pinnacle Investment Management Group Ltd.	16,904	121,115
	Platinum Asset Management Ltd.	75,324	51,843
#	PointsBet Holdings Ltd.	30,555	10,015
*	Poseidon Nickel Ltd.	149,711	575
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
#*	Praemium Ltd.	49,756	15,730
	Premier Investments Ltd.	8,535	164,176
#	Propel Funeral Partners Ltd.	12,550	43,480
	PSC Insurance Group Ltd.	15,632	54,132
	PWR Holdings Ltd.	10,527	79,689
	Ramelius Resources Ltd.	145,311	192,756
*	ReadyTech Holdings Ltd.	3,553	7,808
*	Red 5 Ltd.	582,050	166,713
	Regal Partners Ltd.	4,358	8,079
#	Regis Healthcare Ltd.	20,990	53,413
*	Regis Resources Ltd.	94,993	133,805
#	Reject Shop Ltd.	1,897	5,212
	Reliance Worldwide Corp. Ltd.	98,851	324,462
*	Resolute Mining Ltd.	251,256	68,257
#*	Retail Food Group Ltd.	474,627	21,525
#*	Rex Minerals Ltd.	95,821	13,531
	Ridley Corp. Ltd.	33,998	49,603
*	RPMGlobal Holdings Ltd.	21,479	34,293
*	Sandfire Resources Ltd.	59,517	358,472
#*	Select Harvests Ltd.	21,221	47,896
	Servcorp Ltd.	6,297	16,700

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream Ltd.	91,018	$74,964
#*	Seven West Media Ltd.	118,278	15,985
	SG Fleet Group Ltd.	16,719	33,906
	Sigma Healthcare Ltd.	250,242	203,768
*	Silver Lake Resources Ltd.	124,833	115,195
*	Silver Mines Ltd.	93,408	9,806
	Sims Ltd.	22,887	175,412
	SmartGroup Corp. Ltd.	17,827	109,309
#	Solvar Ltd.	30,308	18,864
	Southern Cross Electrical Engineering Ltd.	24,152	19,220
#	Southern Cross Media Group Ltd.	48,316	29,810
*	Spartan Resources Ltd.	59,630	22,680
*††	SpeedCast International Ltd.	29,981	0
	SRG Global Ltd.	22,165	11,975
*	St Barbara Ltd.	132,585	22,371
	Stanmore Resources Ltd.	5,938	12,692
*	Star Entertainment Group Ltd.	56,915	14,672
*††	Strandline Resources Ltd.	109,918	2,563
#*	Strike Energy Ltd.	242,526	34,336
††	Sunland Group Ltd.	14,139	504
	Super Retail Group Ltd.	22,153	205,987
#*	Superloop Ltd.	62,968	54,563
#*	Syrah Resources Ltd.	102,777	33,906
	Tabcorp Holdings Ltd.	304,304	142,784
	Technology One Ltd.	23,310	241,427
*	Telix Pharmaceuticals Ltd.	2,221	21,315
*	Temple & Webster Group Ltd.	16,120	117,648
*††	Ten Sixty Four Ltd.	15,386	1,096
	Terracom Ltd.	76,351	12,026
#*	Tuas Ltd.	35,380	91,079
*	Tyro Payments Ltd.	50,070	30,724
	Ventia Services Group Pty. Ltd.	81,333	189,290
*††	Virgin Australia Holdings Pty. Ltd.	110,192	0
Ω	Viva Energy Group Ltd.	110,889	242,791
#*	Vulcan Energy Resources Ltd.	8,704	18,711
#*	Wagners Holding Co. Ltd.	8,025	4,974
*	Webjet Ltd.	52,612	276,164
*	West African Resources Ltd.	147,825	125,260
	Westgold Resources Ltd.	73,936	105,627
	Whitehaven Coal Ltd.	3,020	14,938
#*	Zip Co. Ltd.	41,471	32,501

TOTAL AUSTRALIA			20,958,306

AUSTRIA — (1.2%)
	Addiko Bank AG	2,352	46,323
	Agrana Beteiligungs AG	2,144	30,698
	ANDRITZ AG	8,743	477,224
#	AT&S Austria Technologie & Systemtechnik AG	3,173	70,459
Ω	BAWAG Group AG	9,361	558,953
	CA Immobilien Anlagen AG	4,428	144,029
	DO & Co. AG	904	138,476
*	Eurotelesites AG	4,310	16,188
	EVN AG	5,162	158,647
*	FACC AG	2,374	15,921
*	Immofinanz AG	15,609	133,303
*	Kapsch TrafficCom AG	757	6,579
*	Lenzing AG	1,793	57,937
	Mayr Melnhof Karton AG	767	91,787
	Oesterreichische Post AG	3,173	101,083

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Palfinger AG	2,888	$64,905
	POLYTEC Holding AG	1,603	5,996
	Porr AG.	2,323	35,211
	Raiffeisen Bank International AG	10,374	191,596
*	Rosenbauer International AG	346	11,009
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	67,999
	Semperit AG Holding	1,873	23,196
	Telekom Austria AG	19,108	164,121
*	UBM Development AG	812	16,523
	UNIQA Insurance Group AG	16,266	142,679
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	116,584
	voestalpine AG	14,571	389,120
	Wienerberger AG	13,034	465,774
	Zumtobel Group AG	3,981	25,445

TOTAL AUSTRIA			3,767,765

BELGIUM — (1.4%)
	Ackermans & van Haaren NV	2,922	502,254
	Ageas SA	1,349	61,921
*	AGFA-Gevaert NV	20,629	26,258
	Atenor	3,090	19,739
	Azelis Group NV	2,706	65,020
	Barco NV	8,285	114,938
	Bekaert SA	4,681	234,217
#*††Ω	Biocartis Group NV	5,650	0
#	bpost SA	9,253	36,435
	Cie d’Entreprises CFE	891	7,271
	Colruyt Group NV	7,323	338,778
	Deceuninck NV	10,393	28,213
	Deme Group NV	809	128,433
	Econocom Group SA	14,168	33,181
	Elia Group SA	1,525	146,829
#*	Euronav NV	4,581	76,457
	EVS Broadcast Equipment SA	1,783	64,365
	Fagron	8,950	173,646
*	Galapagos NV	4,331	122,501
	Gimv NV	2,408	112,412
	Greenyard NV	2,745	15,637
*	Hyloris Pharmaceuticals SA	768	9,589
#	Immobel SA	570	17,042
	Ion Beam Applications	3,161	42,296
	Jensen-Group NV	507	19,720
	Kinepolis Group NV	1,476	62,884
	Lotus Bakeries NV	39	392,088
	Melexis NV	2,453	204,987
#*	Ontex Group NV	11,107	111,926
*	Orange Belgium SA	2,344	35,181
	Proximus SADP	13,464	99,199
	Recticel SA	4,388	57,791
	Sipef NV	638	38,375
#	Solvay SA	5,866	189,492
	Tessenderlo Group SA	2,766	70,987
	Umicore SA	13,240	293,269
#*	Unifiedpost Group SA	1,279	5,192
	Van de Velde NV	1,093	40,670
	VGP NV	1,009	109,778
	Viohalco SA	9,200	56,380

TOTAL BELGIUM			4,165,351

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (10.8%)
*	5N Plus, Inc.	13,400	$45,457
	Acadian Timber Corp.	1,400	17,787
	ADENTRA, Inc.	2,043	63,190
	ADF Group, Inc.	1,700	17,906
*	Advantage Energy Ltd.	19,181	149,641
	Aecon Group, Inc.	8,191	100,614
	Africa Oil Corp.	44,613	79,397
	Ag Growth International, Inc.	2,667	102,697
	AGF Management Ltd., Class B	7,345	42,043
*	Aimia, Inc.	12,133	20,800
#	AirBoss of America Corp.	2,200	9,381
	Alamos Gold, Inc., Class A	27,058	398,009
	Alaris Equity Partners Income	2,438	27,645
	Algoma Central Corp.	1,600	16,911
#	Algonquin Power & Utilities Corp.	47,291	288,932
	Altius Minerals Corp.	6,300	99,581
*	Altius Renewable Royalties Corp.	2,800	18,875
	Altus Group Ltd.	6,200	227,526
	Amerigo Resources Ltd.	14,600	18,347
	Andlauer Healthcare Group, Inc.	1,942	58,839
	Andrew Peller Ltd., Class A	4,300	11,994
*	Argonaut Gold, Inc.	45,552	13,897
*	Aritzia, Inc.	10,871	281,439
*	Ascot Resources Ltd.	51,004	26,305
	Atco Ltd., Class I	10,207	278,558
*	Athabasca Oil Corp.	76,206	265,709
*	ATS Corp.	10,714	352,477
#	Aura Minerals, Inc.	2,400	18,044
#*	Aurora Cannabis, Inc.	651	6,008
*	AutoCanada, Inc.	2,934	51,491
	B2Gold Corp.	159,837	406,619
	Badger Infrastructure Solution	4,309	140,696
#*	Ballard Power Systems, Inc.	24,100	63,383
#*	Bausch Health Cos., Inc.	36,335	318,295
#	Baytex Energy Corp.	36,120	133,812
#	Birchcliff Energy Ltd.	32,513	133,675
	Bird Construction, Inc.	10,860	149,333
#*	Bitfarms Ltd.	16,693	29,830
	Black Diamond Group Ltd.	6,496	39,967
#*	BlackBerry Ltd.	44,469	124,069
	BMTC Group, Inc.	850	8,885
*	Bombardier, Inc., Class B	12,248	558,014
*	Bonterra Energy Corp.	3,035	13,073
	Boralex, Inc., Class A	12,043	241,709
	Boyd Group Services, Inc.	2,353	440,005
*	Bragg Gaming Group, Inc.	2,243	12,247
	Bridgemarq Real Estate Services	700	6,992
	Brookfield Infrastructure Corp., Class A	3,190	97,199
*	Calfrac Well Services Ltd.	3,300	10,116
	Calian Group Ltd.	1,900	75,854
*	Calibre Mining Corp.	24,681	34,781
	Canaccord Genuity Group, Inc.	12,896	81,780
#	Canacol Energy Ltd.	3,610	12,980
#*	Canada Goose Holdings, Inc.	7,172	80,969
	Canadian Western Bank	12,218	234,393
*	Canfor Corp.	15,300	161,263
*	Canfor Pulp Products, Inc.	3,143	3,470
#	Capital Power Corp.	17,199	448,887
*	Capstone Copper Corp.	70,612	488,819

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Cardinal Energy Ltd.	14,331	$73,496
*	CareRx Corp.	3,200	5,486
	Cascades, Inc.	18,429	123,694
	Celestica, Inc.	17,033	737,605
	Centerra Gold, Inc.	26,068	158,685
	CES Energy Solutions Corp.	36,901	151,984
	CI Financial Corp.	22,591	266,829
#*	Cineplex, Inc.	5,627	35,520
*	Cipher Pharmaceuticals, Inc.	900	5,616
	Cogeco Communications, Inc.	2,100	83,243
	Cogeco, Inc.	800	29,829
	Colliers International Group, Inc.	2,523	262,493
	Computer Modelling Group Ltd.	13,544	108,025
	Converge Technology Solutions Corp.	10,771	41,859
	Corby Spirit & Wine Ltd.	1,800	17,325
#	Corus Entertainment, Inc., Class B	27,296	10,112
	Crescent Point Energy Corp.	77,779	685,306
*	Crew Energy, Inc.	14,427	47,369
#*	Cronos Group, Inc.	25,818	75,905
	Definity Financial Corp.	7,634	254,476
#*	Denison Mines Corp.	87,744	174,495
*	dentalcorp Holdings Ltd.	1,216	5,538
	Dexterra Group, Inc.	6,209	26,567
	Doman Building Materials Group Ltd.	7,152	39,899
*	Dorel Industries, Inc., Class B	3,700	16,368
	DREAM Unlimited Corp., Class A	3,325	43,475
	Dundee Precious Metals, Inc.	26,117	197,682
	Dye & Durham Ltd.	4,280	45,640
	Dynacor Group, Inc.	4,900	18,580
	ECN Capital Corp.	4,622	5,909
	E-L Financial Corp. Ltd.	204	163,003
*	Eldorado Gold Corp.	29,634	422,361
#*	Endeavour Silver Corp.	25,198	66,264
	Enerflex Ltd.	14,336	83,830
#*	Energy Fuels, Inc.	5,331	27,608
	Enerplus Corp.	27,776	543,415
	Enghouse Systems Ltd.	5,890	127,542
*	Ensign Energy Services, Inc.	15,950	29,545
	EQB, Inc.	4,386	264,788
#*	Equinox Gold Corp.	44,240	239,356
#*	ERO Copper Corp.	6,989	142,506
	Evertz Technologies Ltd.	4,402	44,575
	Exchange Income Corp.	3,043	102,520
	Exco Technologies Ltd.	4,600	23,624
#	Extendicare, Inc.	10,110	53,243
	Fiera Capital Corp.	11,800	58,801
	Finning International, Inc.	19,206	602,555
*	Firan Technology Group Corp.	3,100	11,304
	Firm Capital Mortgage Investment Corp.	4,900	38,334
#	First Majestic Silver Corp.	32,793	218,706
#*	First Mining Gold Corp.	27,500	3,196
	First National Financial Corp.	2,280	63,515
*	Fission Uranium Corp.	82,500	64,722
	Foraco International SA	7,800	16,658
*	Forsys Metals Corp.	15,000	9,806
*	Fortuna Silver Mines, Inc.	49,227	223,489
#*	Freegold Ventures Ltd.	22,000	6,792
#	Freehold Royalties Ltd.	15,595	160,521
	Frontera Energy Corp.	6,849	47,214

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Galiano Gold, Inc.	12,801	$20,643
	Gamehost, Inc.	2,000	14,949
*	GDI Integrated Facility Services, Inc.	1,900	51,314
#	Gear Energy Ltd.	23,288	12,349
	Gibson Energy, Inc.	20,295	332,881
	goeasy Ltd.	1,736	221,992
*	GoGold Resources, Inc.	26,229	26,293
#*	GoldMoney, Inc.	1,360	7,923
*	Gran Tierra Energy, Inc.	5,292	45,824
	Guardian Capital Group Ltd., Class A	2,850	95,169
*	Haivision Systems, Inc.	3,200	10,646
	Hammond Power Solutions, Inc.	1,609	134,830
	Headwater Exploration, Inc.	31,363	170,410
*	Heroux-Devtek, Inc.	4,414	59,830
	High Liner Foods, Inc.	2,300	22,237
#	HLS Therapeutics, Inc.	2,903	9,806
	Hudbay Minerals, Inc.	40,440	340,461
*	IAMGOLD Corp.	69,545	247,136
*	Imperial Metals Corp.	9,700	18,672
	Information Services Corp.	2,000	38,514
	Innergex Renewable Energy, Inc.	17,169	100,147
	InPlay Oil Corp.	7,900	13,945
*	Interfor Corp.	7,278	92,359
Ω	Jamieson Wellness, Inc.	5,148	97,788
#*	Journey Energy, Inc.	2,400	6,294
*	K92 Mining, Inc.	26,045	138,488
*	Karora Resources, Inc.	15,448	60,147
	K-Bro Linen, Inc.	1,500	37,646
*	Kelt Exploration Ltd.	19,288	87,568
*	Kinaxis, Inc.	286	30,454
*	Knight Therapeutics, Inc.	9,116	38,208
#	KP Tissue, Inc.	700	4,180
	Labrador Iron Ore Royalty Corp.	7,500	163,822
#*	Largo, Inc.	1,753	2,802
	Lassonde Industries, Inc., Class A	500	52,308
	Laurentian Bank of Canada	6,900	128,963
	Leon’s Furniture Ltd.	3,400	55,990
*	Lightspeed Commerce, Inc.	17,487	228,754
	Linamar Corp.	5,605	263,954
#*	Lucara Diamond Corp.	52,607	13,948
	Lundin Gold, Inc.	10,991	149,378
#*	MAG Silver Corp.	4,385	53,848
	Magellan Aerospace Corp.	2,400	13,807
	Mainstreet Equity Corp.	600	74,137
*	Major Drilling Group International, Inc.	11,973	83,145
*	Mandalay Resources Corp.	5,300	8,778
	Maple Leaf Foods, Inc.	11,002	194,762
*	Marimaca Copper Corp.	700	1,958
	Martinrea International, Inc.	8,810	73,275
*	Mattr Corp.	12,242	145,038
*	MDA Ltd.	20,089	207,508
*	MDF Commerce, Inc.	2,102	8,764
	Medical Facilities Corp.	5,100	41,863
*	MEG Energy Corp.	9,111	207,217
	Melcor Developments Ltd.	2,200	18,122
	Methanex Corp.	7,987	382,657
	Morguard Corp.	700	56,274
	MTY Food Group, Inc.	3,000	107,653
	Mullen Group Ltd.	10,788	100,149

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Neo Performance Materials, Inc.	3,936	$16,326
*	New Gold, Inc.	90,970	157,272
*	New Pacific Metals Corp.	4,600	9,246
*	NFI Group, Inc.	8,237	67,612
	North American Construction Group Ltd.	3,900	82,156
	North West Co., Inc.	6,881	195,036
	Northland Power, Inc.	9,772	149,137
	Nuvei Corp.	5,917	190,172
*	NuVista Energy Ltd.	19,160	173,138
*	Obsidian Energy Ltd.	10,119	86,720
	OceanaGold Corp.	107,853	233,467
	Onex Corp.	2,090	148,280
#*	Organigram Holdings, Inc.	5,700	12,084
*	Orla Mining Ltd.	24,692	96,473
	Osisko Gold Royalties Ltd.	24,765	380,787
*	Osisko Mining, Inc.	32,517	71,806
	Paramount Resources Ltd., Class A	10,792	244,596
	Parex Resources, Inc.	13,769	240,044
	Park Lawn Corp.	5,954	71,146
	Parkland Corp.	12,876	396,667
	Pason Systems, Inc.	13,302	151,220
#*	Perpetua Resources Corp.	3,100	16,926
#	Peyto Exploration & Development Corp.	23,340	260,925
	PHX Energy Services Corp.	5,500	35,797
*	Pieridae Energy Ltd.	9,300	2,567
#	Pine Cliff Energy Ltd.	23,500	16,900
	Pizza Pizza Royalty Corp.	4,000	39,022
	Polaris Renewable Energy, Inc.	3,600	30,256
	Pollard Banknote Ltd.	1,800	48,705
	PrairieSky Royalty Ltd.	29,509	562,250
*	Precision Drilling Corp.	2,063	144,616
	Premium Brands Holdings Corp.	6,089	398,960
	Primo Water Corp.	22,340	421,322
	Propel Holdings, Inc.	1,946	31,452
	Pulse Seismic, Inc.	6,700	10,512
	Quarterhill, Inc.	23,309	29,630
#	Quebecor, Inc., Class B	5,176	107,118
*	Real Matters, Inc.	9,299	34,720
*	RF Capital Group, Inc.	155	759
	Richelieu Hardware Ltd.	6,969	196,670
	Rogers Sugar, Inc.	12,650	47,875
	Russel Metals, Inc.	8,650	243,606
	Sandstorm Gold Ltd.	16,113	87,977
#	Savaria Corp.	8,482	101,724
#*	Seabridge Gold, Inc.	7,927	118,839
	Secure Energy Services, Inc.	43,669	369,869
	Sienna Senior Living, Inc.	9,677	94,194
#*	Sierra Metals, Inc.	5,800	3,455
*	SilverCrest Metals, Inc.	11,891	97,276
Ω	Sleep Country Canada Holdings, Inc.	4,801	95,312
	SNC-Lavalin Group, Inc.	4,467	171,522
	Softchoice Corp.	2,854	36,819
#	Spartan Delta Corp.	12,672	37,096
Ω	Spin Master Corp.	3,700	80,846
	Sprott, Inc.	3,098	121,500
	SSR Mining, Inc.	17,845	95,660
	Stelco Holdings, Inc.	5,317	154,143
	Stella-Jones, Inc.	9,209	535,020
#*Ω	STEP Energy Services Ltd.	6,600	18,793

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	StorageVault Canada, Inc.	20,566	$70,662
#*	Strathcona Resources Ltd.	924	21,359
*	SunOpta, Inc.	1,950	12,805
	Superior Plus Corp.	24,964	169,189
	Supremex, Inc.	5,800	16,389
	Surge Energy, Inc.	12,731	69,081
	Sylogist Ltd.	1,400	9,132
	Tamarack Valley Energy Ltd.	60,509	163,948
#*	Taseko Mines Ltd.	35,100	86,689
	TECSYS, Inc.	300	8,442
	TELUS Corp.	3,680	59,103
	TerraVest Industries, Inc.	800	41,974
#	Tidewater Midstream & Infrastructure Ltd.	35,300	18,206
#*	Tilray Brands, Inc.	23,111	57,084
	Timbercreek Financial Corp.	9,652	52,304
	Topaz Energy Corp.	7,152	118,399
*	Torex Gold Resources, Inc.	13,010	183,339
	Total Energy Services, Inc.	6,761	47,538
#*	Touchstone Exploration, Inc.	7,300	3,765
	TransAlta Corp.	2,956	19,628
#	TransAlta Corp.	29,463	195,400
*	Transat AT, Inc.	3,900	10,199
	Transcontinental, Inc., Class A	11,725	116,343
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	34,374	104,372
	Tricon Residential, Inc.	27,213	304,856
	Triple Flag Precious Metals Corp.	6,273	101,114
*	Trisura Group Ltd.	5,900	180,216
	Vecima Networks, Inc.	1,200	17,434
#	Vermilion Energy, Inc.	23,013	265,306
	VersaBank	2,500	24,890
*	Victoria Gold Corp.	6,200	31,120
*	Viemed Healthcare, Inc.	4,100	33,579
*	Vitalhub Corp.	7,448	33,489
	Wajax Corp.	3,513	86,329
#*	Well Health Technologies Corp.	27,154	71,995
*	Wesdome Gold Mines Ltd.	18,179	136,014
*	Western Copper & Gold Corp.	4,800	7,104
	Western Forest Products, Inc.	40,649	15,945
	Westshore Terminals Investment Corp.	4,442	85,442
	Whitecap Resources, Inc.	65,078	493,530
#*	WildBrain Ltd.	12,570	9,313
	Winpak Ltd.	3,900	121,449
*	Yangarra Resources Ltd.	8,100	6,884
#	Yellow Pages Ltd.	1,091	7,687
	Zenith Capital Corp.	1,300	151

TOTAL CANADA			32,460,610

CHINA — (0.1%)
*	AustAsia Group Ltd.	6,424	872
*	China Gold International Resources Corp. Ltd.	43,400	248,423
*††	Hanfeng Evergreen, Inc.	2,400	0
	PAX Global Technology Ltd.	28,000	23,427
	SIIC Environment Holdings Ltd.	58,600	7,073

TOTAL CHINA			279,795

DENMARK — (2.6%)
*	ALK-Abello AS	16,295	302,093

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Alm Brand AS	109,613	$190,065
*	Ambu AS, Class B	21,857	349,483
#*	Bang & Olufsen AS	14,001	18,985
	BankNordik P	552	12,512
#*	Bavarian Nordic AS	8,739	190,708
	cBrain AS	1,586	63,221
#	Chemometec AS	2,221	93,986
	Columbus AS	16,517	23,141
	D/S Norden AS	2,740	115,531
	Dfds AS	5,103	155,905
	FLSmidth & Co. AS	7,332	365,890
#	Fluegger Group AS	86	4,059
*	GN Store Nord AS	13,261	357,730
	H Lundbeck AS	34,629	168,388
	H Lundbeck AS, Class A	2,404	10,112
*	H&H International AS, Class B	2,539	26,547
	ISS AS	20,273	379,580
	Jeudan AS	1,628	48,398
	Jyske Bank AS	5,926	479,471
	Matas AS	5,454	87,856
*Ω	Netcompany Group AS	4,559	165,392
*	Nilfisk Holding AS	2,589	54,335
*	NKT AS	8,648	717,389
*Ω	NNIT AS	1,779	27,061
	North Media AS	1,083	9,362
*	NTG Nordic Transport Group AS, Class A	911	36,858
	Per Aarsleff Holding AS	2,658	124,546
	Ringkjoebing Landbobank AS	3,553	597,104
	Rockwool AS, Class A	70	22,752
	Rockwool AS, Class B	538	175,382
	Royal Unibrew AS	6,337	477,223
*	RTX AS	1,054	14,634
Ω	Scandinavian Tobacco Group AS, Class A	6,629	107,086
	Schouw & Co. AS	1,656	132,850
	Solar AS, Class B	377	17,639
	SP Group AS	1,053	32,665
	Spar Nord Bank AS	9,335	165,161
	Sparekassen Sjaelland-Fyn AS	2,633	81,273
	Sydbank AS	7,479	380,303
*	TCM Group AS	1,034	7,825
	Tivoli AS	344	35,665
	Topdanmark AS	5,977	249,353
	TORM PLC, Class A	4,327	149,472
	UIE PLC	2,550	80,996
	Vestjysk Bank AS	23,511	15,448
*	Zealand Pharma AS	6,043	542,332

TOTAL DENMARK.			7,863,767

FINLAND — (2.1%)
	Aktia Bank OYJ	7,233	73,729
	Alandsbanken Abp, Class B	379	13,304
	Alma Media OYJ	4,469	47,210
	Anora Group OYJ	3,880	20,635
	Aspo OYJ	2,685	16,866
	Atria OYJ	2,491	24,953
	Bittium OYJ	4,078	25,836
	Cargotec OYJ, Class B	4,700	370,689
	Citycon OYJ	9,483	38,796
	Digia OYJ	2,833	16,052

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Elisa OYJ	516	$23,266
Ω	Enento Group OYJ	1,937	34,100
	eQ OYJ	761	10,983
*	Finnair OYJ	15,156	47,440
	Fiskars OYJ Abp	4,519	84,421
	F-Secure OYJ	12,707	27,949
	Gofore OYJ	378	9,710
	Harvia OYJ	2,183	95,002
*	HKScan OYJ, Class A	1,550	1,157
	Huhtamaki OYJ	11,448	438,714
#*	Incap OYJ	2,671	25,531
	Kamux Corp.	4,139	23,496
	Kemira OYJ	13,667	297,609
	Kesko OYJ, Class A	1,932	33,883
	Kesko OYJ, Class B	13,315	227,319
*	Kojamo OYJ	14,800	163,493
	Konecranes OYJ	9,746	512,205
#	Lassila & Tikanoja OYJ	5,782	53,683
*	Lindex Group OYJ	2,647	8,135
*	Mandatum OYJ	3,176	14,718
	Marimekko OYJ	4,640	63,087
	Metsa Board OYJ, Class B	16,960	121,961
#	Nokian Renkaat OYJ	14,728	128,413
	Olvi OYJ, Class A	1,985	63,457
	Oma Saastopankki OYJ	486	8,907
	Oriola OYJ	5,827	6,337
	Oriola OYJ, Class B	16,336	15,571
	Orion OYJ, Class A	1,997	76,770
	Orion OYJ, Class B	10,558	403,147
#	Outokumpu OYJ	43,806	177,143
	Pihlajalinna OYJ	3,541	31,241
	Ponsse OYJ	1,180	28,867
	Puuilo OYJ	8,034	87,533
*	QT Group OYJ	1,767	136,114
	Raisio OYJ, Class V	14,595	29,920
*	Rapala VMC OYJ	3,058	9,690
#*	Remedy Entertainment OYJ	434	8,831
	Revenio Group OYJ	2,457	68,484
	Sanoma OYJ	9,599	69,706
	Scanfil OYJ	1,067	8,337
#	Taaleri PLC	1,518	13,088
#	Talenom OYJ	2,896	16,245
*	Teleste OYJ	1,530	4,549
Ω	Terveystalo OYJ	10,943	101,618
	TietoEVRY OYJ	12,782	241,210
	Tokmanni Group Corp.	6,314	95,819
	Vaisala OYJ, Class A	2,601	97,133
#	Valmet OYJ	20,218	504,460
#*	Verkkokauppa.com OYJ	1,520	3,658
	Wartsila OYJ Abp	51,266	945,729
#*	WithSecure OYJ	12,707	14,496
	YIT OYJ	16,491	34,234

TOTAL FINLAND			6,396,639

FRANCE — (4.8%)
#	ABC arbitrage	1,520	6,422
	AKWEL SADIR	1,182	17,622
Ω	ALD SA	11,166	73,433
	Alstom SA	17,762	280,073

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	Altamir	1,905	$53,335
	Alten SA	3,570	419,547
	Arkema SA	2,942	303,575
	Assystem SA	1,109	63,626
#*	Atos SE	14,292	30,575
	Aubay	235	10,267
#	Axway Software SA	1,111	29,625
#*	Bastide le Confort Medical	266	5,103
	Beneteau SACA	5,853	75,791
*	Bigben Interactive	2,306	6,357
	Boiron SA	776	28,376
#	Bonduelle SCA	2,134	18,443
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,298
	Catana Group	3,304	17,157
	CBo Territoria	2,250	8,893
*	Cegedim SA	865	13,279
*	CGG SA	82,253	34,416
	Cie des Alpes	3,270	47,464
#	Cie Plastic Omnium SE	5,205	63,397
#	Clariane SE	7,016	16,753
	Coface SA	14,551	223,920
#*	DBV Technologies SA	1,409	1,868
	Derichebourg SA	13,913	58,971
*	Ekinops SAS	2,101	7,384
	Electricite de Strasbourg SA	132	16,333
#*Ω	Elior Group SA	16,226	44,551
	Elis SA	24,685	554,212
	Equasens	558	34,990
#	Eramet SA	895	86,693
	Esso SA Francaise	389	73,936
	Etablissements Maurel et Prom SA	13,796	87,129
	Eurazeo SE	5,484	493,986
#*	Eutelsat Communications SACA	19,197	77,116
*	Exclusive Networks SA	2,410	51,305
	Exel Industries SA, Class A	184	10,771
	Fnac Darty SA	2,333	82,382
*	Forvia SE	20,074	319,471
*	Gaumont SA	20	2,043
	Gaztransport Et Technigaz SA	6,705	934,544
	GL Events SACA	1,343	26,945
	Groupe Crit SA	446	35,783
	Guerbet	1,370	54,744
	Guillemot Corp	785	4,589
*	Haulotte Group SA	1,014	2,294
*	ID Logistics Group SACA	394	145,361
	Imerys SA	4,620	148,458
	Infotel SA	414	21,619
	Interparfums SA	310	15,725
	IPSOS SA	6,081	406,926
	Jacquet Metals SACA	2,005	38,823
*	JCDecaux SE	7,386	154,164
	Kaufman & Broad SA	1,984	63,967
#*	La Francaise De L’energie SACA	358	12,888
#Ω	La Francaise des Jeux SAEM	6,565	247,400
	Laurent-Perrier	396	51,564
	Lectra	600	20,441
	Linedata Services	112	8,874
	LISI SA	1,065	27,907
	LNA Sante SA	809	17,535

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Lumibird.	1,349	$17,861
Ω	Maisons du Monde SA	3,427	16,441
	Manitou BF SA	1,600	39,361
	Mersen SA	3,050	112,650
#	Metropole Television SA	2,785	39,329
*	Nacon SA	1,499	1,843
Ω	Neoen SA	7,515	229,997
	Nexans SA	3,835	408,415
	Nexity SA	5,490	61,576
	NRJ Group	2,200	18,319
#*	OVH Groupe SAS	2,047	14,507
#*	Pierre Et Vacances SA	9,298	14,254
	Quadient SA	4,783	91,525
*††	Recylex SA	1,750	0
	Rexel SA	21,938	568,629
	Robertet SA	63	59,131
	Rubis SCA	11,758	406,900
	Samse SACA	132	25,169
	Savencia SA	669	37,673
	SCOR SE	24,119	786,948
	SEB SA	3,205	378,268
	Seche Environnement SACA	536	60,037
	SES SA	42,858	207,925
#*Ω	SMCP SA	4,479	10,784
	Societe BIC SA	3,290	231,363
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	34,121
	Societe LDC SADIR	291	46,425
*	SOITEC	1,809	176,898
	Sopra Steria Group	2,094	458,499
	SPIE SA	16,615	604,132
	Stef SA	521	70,633
	Sword Group	975	37,270
	Synergie SE	1,041	39,846
	Technip Energies NV	16,797	395,570
	Teleperformance SE	2,460	222,838
#	Television Francaise 1 SA	4,704	42,954
	TFF Group	228	10,387
	Thermador Groupe	904	77,257
#	Tikehau Capital SCA	3,602	84,287
	Totalenergies EP Gabon	109	19,662
	Trigano SA	1,128	171,479
*	Ubisoft Entertainment SA	10,592	249,435
	Valeo SE	26,631	337,508
*	Vallourec SACA	20,769	357,570
#*	Vantiva SA	25,714	3,795
Ω	Verallia SA	8,945	344,519
	Vetoquinol SA	312	31,411
#	Vicat SACA	3,357	123,935
	VIEL & Cie SA	4,347	46,804
	Virbac SACA	261	96,454
#*	Voltalia SA	3,207	26,646
	Wavestone	587	33,388
*Ω	X-Fab Silicon Foundries SE	8,082	55,903

TOTAL FRANCE			14,330,970

GERMANY — (5.7%)
	1&1 AG	7,646	133,622
	7C Solarparken AG	8,665	29,192
	Adesso SE	441	51,237

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*Ω	ADLER Group SA	7,320	$1,364
*	Adtran Networks SE	1,517	32,257
	All for One Group SE	283	17,657
	Allgeier SE	979	20,523
	AlzChem Group AG	677	32,918
	Amadeus Fire AG	781	93,703
*	Aroundtown SA	163,398	338,735
	Atoss Software AG	699	186,864
	Aurubis AG	4,672	372,142
*Ω	Auto1 Group SE	9,200	46,840
	Basler AG	1,859	22,103
#	BayWa AG	2,351	56,398
	Bechtle AG	10,890	525,547
Ω	Befesa SA	6,013	171,912
	Bertrandt AG	899	38,615
	Bijou Brigitte AG	711	29,040
	Bilfinger SE	4,196	195,305
*	Borussia Dortmund GmbH & Co. KGaA	11,253	44,607
#*	BRANICKS Group AG	5,249	9,241
	CANCOM SE	5,451	170,213
*	Ceconomy AG	24,503	56,443
	CENIT AG	1,323	17,574
	Cewe Stiftung & Co. KGaA	855	90,984
*	Cherry SE	1,249	3,032
	CompuGroup Medical SE & Co. KGaA	3,969	118,895
	CTS Eventim AG & Co. KGaA	6,560	580,092
#*Ω	Delivery Hero SE	1,194	33,405
	Dermapharm Holding SE	2,329	78,166
	Deutsche Beteiligungs AG	2,416	71,196
	Deutsche EuroShop AG	968	19,568
#Ω	Deutsche Pfandbriefbank AG	20,019	94,953
	Deutz AG	9,704	56,061
*	Dr Hoenle AG	579	12,309
	Draegerwerk AG & Co. KGaA	432	20,088
	Duerr AG	7,939	203,092
Ω	DWS Group GmbH & Co. KGaA	3,661	154,472
	Eckert & Ziegler SE	2,162	85,471
	EDAG Engineering Group AG	1,225	14,841
	Elmos Semiconductor SE	1,053	87,250
	ElringKlinger AG	4,625	32,845
*	Encavis AG	16,501	297,066
	Energiekontor AG	841	57,735
*	Evotec SE	8,364	86,193
	Fabasoft AG	270	5,812
	Fielmann Group AG	3,979	185,534
*	flatexDEGIRO AG	9,565	124,970
#*	Fraport AG Frankfurt Airport Services Worldwide	5,454	273,071
	Freenet AG	17,397	483,608
	Friedrich Vorwerk Group SE	2,166	36,297
	FUCHS SE	4,442	162,384
	GEA Group AG	17,583	709,650
	Gerresheimer AG	5,211	561,209
	Gesco SE	1,167	23,691
	GFT Technologies SE	2,864	83,894
*	Grand City Properties SA	12,317	137,552
	Grenke AG	3,229	75,172
	H&R GmbH & Co. KGaA	1,853	9,791
*	Hamburger Hafen und Logistik AG	3,321	59,097
	Hawesko Holding SE	351	11,316

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Heidelberger Druckmaschinen AG	33,592	$33,840
*	HelloFresh SE	19,635	131,652
	Hensoldt AG	6,422	253,007
	HOCHTIEF AG	2,617	275,568
	Hornbach Holding AG & Co. KGaA	1,280	100,442
	Hugo Boss AG	8,152	439,269
	Indus Holding AG	2,484	67,446
	Init Innovation in Traffic Systems SE	627	26,311
Ω	Instone Real Estate Group SE	5,460	50,572
	IVU Traffic Technologies AG	1,884	29,195
	Jenoptik AG	8,541	228,986
Ω	JOST Werke SE	1,984	95,808
	K&S AG	18,643	278,898
	KION Group AG	10,002	460,971
	Kloeckner & Co. SE	1,842	13,056
	Knaus Tabbert AG	430	19,490
*	Koenig & Bauer AG	2,538	35,964
	Kontron AG	6,182	124,447
	Krones AG	2,141	282,252
	KSB SE & Co. KGaA	31	22,168
	KWS Saat SE & Co. KGaA	1,789	98,370
	Lanxess AG	10,132	286,361
*	LEG Immobilien SE	9,504	806,779
	Leifheit AG	1,317	22,164
#*	LPKF Laser & Electronics SE	1,120	9,309
#*	Manz AG	726	5,897
*	Medigene AG	1,273	1,861
*	Medios AG	1,906	28,876
	METRO AG	16,815	89,956
	MLP SE	11,878	71,462
	Mutares SE & Co. KGaA	2,212	99,139
*	Nagarro SE	902	68,541
	New Work SE	362	22,910
	Nexus AG	249	13,687
	Norma Group SE	4,726	93,583
*	OHB SE	819	38,122
	Patrizia SE	7,041	62,082
	Pfeiffer Vacuum Technology AG	72	11,882
	PNE AG	2,162	30,953
*	ProCredit Holding AG	1,280	13,035
	ProSiebenSat.1 Media SE	24,511	190,374
	Puma SE	9,397	433,869
*	PVA TePla AG	3,537	69,989
#	RTL Group SA	3,620	111,586
	SAF-Holland SE	3,326	64,074
	Salzgitter AG	4,793	123,089
	Secunet Security Networks AG	206	33,043
*	Serviceware SE	548	6,880
#*	SGL Carbon SE	9,673	69,258
	Siltronic AG	2,576	200,759
	Sixt SE	1,909	182,778
*	SMA Solar Technology AG	1,406	73,745
	Stabilus SE	3,966	246,082
	STRATEC SE	981	45,144
	Stroeer SE & Co. KGaA	4,913	315,050
	Suedzucker AG	9,862	140,756
	SUESS MicroTec SE	3,604	178,378
	Surteco Group SE	1,107	19,513
*	TAG Immobilien AG	39,123	556,238

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Takkt AG	5,920	$82,361
*Ω	TeamViewer SE	18,141	239,329
	Technotrans SE	1,129	25,417
	thyssenkrupp AG	70,904	355,845
	United Internet AG	11,476	277,591
	USU Software AG	362	7,022
	Verbio SE	2,874	59,913
	Vossloh AG	1,662	80,427
	Wacker Chemie AG	1,790	191,616
	Wacker Neuson SE	3,888	69,549
	Washtec AG	1,525	64,820
*	Westwing Group SE	1,156	10,645
	Wuestenrot & Wuerttembergische AG	4,248	59,737
	Zeal Network SE	1,075	39,869

TOTAL GERMANY			17,303,871

HONG KONG — (2.0%)
*	Aceso Life Science Group Ltd.	202,400	3,885
	Aeon Credit Service Asia Co. Ltd.	12,000	8,669
	Allied Group Ltd.	206,000	38,509
	Analogue Holdings Ltd.	46,000	6,333
	APAC Resources Ltd.	13,098	1,969
*	Apollo Future Mobility Group Ltd.	20,600	1,373
	Asia Financial Holdings Ltd.	54,874	23,277
*	Asia Standard International Group Ltd.	98,940	4,992
	ASMPT Ltd.	34,600	429,998
	Associated International Hotels Ltd.	28,000	19,344
	Bank of East Asia Ltd.	114,736	144,463
*	BOCOM International Holdings Co. Ltd.	44,000	1,676
	Bright Smart Securities & Commodities Group Ltd.	114,000	23,891
	Cafe de Coral Holdings Ltd.	42,000	43,560
*	Central Wealth Group Holdings Ltd.	910,000	3,223
*	Century City International Holdings Ltd.	183,340	4,577
	Chen Hsong Holdings	30,000	5,166
	Chevalier International Holdings Ltd.	4,000	2,264
*	China Energy Development Holdings Ltd.	652,000	6,536
	China Motor Bus Co. Ltd.	2,400	17,025
*	China Star Entertainment Ltd.	180,000	17,955
*	Chinese Estates Holdings Ltd.	61,500	8,315
	Chow Sang Sang Holdings International Ltd.	49,000	52,644
*	Chuang’s Consortium International Ltd.	100,000	4,522
	CITIC Telecom International Holdings Ltd.	196,000	66,470
#*	C-Mer Eye Care Holdings Ltd.	52,000	19,596
	Convenience Retail Asia Ltd.	50,000	4,310
#††	Convoy, Inc.	516,000	2,065
#*	Cowell e Holdings, Inc.	20,000	45,375
Ω	Crystal International Group Ltd.	51,000	26,211
*	CSC Holdings Ltd.	1,321,250	4,736
	CSI Properties Ltd.	859,543	9,841
	Dah Sing Banking Group Ltd.	52,928	43,279
	Dah Sing Financial Holdings Ltd.	17,806	49,873
	Dickson Concepts International Ltd.	14,500	9,425
	Dynamic Holdings Ltd.	10,000	10,493
	Eagle Nice International Holdings Ltd.	20,000	12,372
#	EC Healthcare	47,000	7,815
*††	EcoGreen International Group Ltd.	38,000	1,731
	Emperor International Holdings Ltd.	140,333	6,158
*	Energy International Investments Holdings Ltd.	140,000	16,991
*	ENM Holdings Ltd.	144,000	6,167

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Esprit Holdings Ltd.	195,875	$5,707
#Ω	ESR Group Ltd.	54,200	59,396
	EuroEyes International Eye Clinic Ltd.	8,000	5,475
	Fairwood Holdings Ltd.	10,500	10,676
#	Far East Consortium International Ltd.	199,803	27,020
	First Pacific Co. Ltd.	272,000	127,207
*Ω	FIT Hon Teng Ltd.	153,000	43,868
*Ω	Fosun Tourism Group	14,600	6,915
#*Ω	Frontage Holdings Corp.	90,000	14,091
	FSE Lifestyle Services Ltd.	14,000	9,703
	Giordano International Ltd.	160,000	40,832
	Glorious Sun Enterprises Ltd.	72,000	7,737
*††	Gold Fin Holdings	88,000	0
*	GR Life Style Company Ltd.	96,000	3,820
	Great Eagle Holdings Ltd.	28,630	43,703
	G-Resources Group Ltd.	42,950	13,675
	Guoco Group Ltd.	4,000	37,990
	Guotai Junan International Holdings Ltd.	322,400	23,347
	Hang Lung Group Ltd.	90,000	106,796
	Hang Lung Properties Ltd.	32,000	35,319
	Hanison Construction Holdings Ltd.	27,198	2,101
#*	Hao Tian International Construction Investment Group Ltd.	256,000	24,191
*	Harbour Centre Development Ltd.	13,500	10,141
	HK Electric Investments & HK Electric Investments Ltd.	23,000	13,759
	HKBN Ltd.	100,500	30,232
	HKR International Ltd.	100,386	16,043
	Hong Kong Ferry Holdings Co. Ltd.	23,000	12,518
*	Hong Kong Resources Holdings Co. Ltd.	1,394	169
*	Hong Kong Technology Venture Co. Ltd.	82,000	15,838
*	Hongkong & Shanghai Hotels Ltd.	59,883	46,611
*	Hongkong Chinese Ltd.	90,000	3,094
Ω	Honma Golf Ltd.	30,500	13,040
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	21,310
	Hysan Development Co. Ltd.	68,000	105,984
*	IGG, Inc.	95,000	39,603
Ω	Impro Precision Industries Ltd.	88,000	23,307
	International Housewares Retail Co. Ltd.	41,000	6,694
*	ITC Properties Group Ltd.	1,760	126
	Jacobson Pharma Corp. Ltd.	56,000	4,057
	Johnson Electric Holdings Ltd.	48,937	66,759
	K Wah International Holdings Ltd.	109,000	25,375
	Karrie International Holdings Ltd.	136,000	9,179
	Kerry Logistics Network Ltd.	53,000	49,605
	Kerry Properties Ltd.	63,000	122,133
	Kowloon Development Co. Ltd.	41,000	28,341
	KRP Development Holdings Ltd.	34,000	3,285
*	Lai Sun Development Co. Ltd.	45,912	3,346
*	Lai Sun Garment International Ltd.	20,400	1,555
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	15,984
*	Lippo China Resources Ltd.	58,600	5,813
	Liu Chong Hing Investment Ltd.	30,000	17,734
	L’Occitane International SA	31,000	127,754
	Luk Fook Holdings International Ltd.	34,000	81,510
	Lung Kee Bermuda Holdings	26,000	3,819
*	Magnificent Hotel Investment Ltd.	336,000	3,346
	Man Wah Holdings Ltd.	158,000	115,316
#*	MECOM Power & Construction Ltd.	159,750	3,332
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	26,745

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group Ltd.	43,000	$26,313
#*	Mongolian Mining Corp.	48,000	61,201
*	NagaCorp Ltd.	144,547	75,754
#	New World Development Co. Ltd.	126,000	133,806
*††	NewOcean Energy Holdings Ltd.	110,000	0
	Nissin Foods Co. Ltd.	28,000	18,357
	NWS Holdings Ltd.	179,000	151,316
	Oriental Watch Holdings	39,606	17,853
*	Oshidori International Holdings Ltd.	700,200	14,359
	Pacific Basin Shipping Ltd.	569,000	197,021
	Pacific Textiles Holdings Ltd.	114,000	21,757
*	Paliburg Holdings Ltd.	26,000	2,682
	PC Partner Group Ltd.	34,000	12,330
	PCCW Ltd.	412,286	206,141
	Pentamaster International Ltd.	94,000	9,030
	Perfect Medical Health Management Ltd.	60,000	18,586
	Pico Far East Holdings Ltd.	96,000	19,742
	Plover Bay Technologies Ltd.	40,000	14,265
	Public Financial Holdings Ltd.	70,000	10,814
#*	Realord Group Holdings Ltd.	54,000	37,250
*	Regal Hotels International Holdings Ltd.	29,000	9,049
Ω	Regina Miracle International Holdings Ltd.	43,000	12,232
*	Sa Sa International Holdings Ltd.	124,000	12,299
*Ω	Samsonite International SA	128,700	452,466
	SEA Holdings Ltd.	40,046	7,953
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	37,304
*	Shangri-La Asia Ltd.	116,000	80,909
*	Shun Ho Property Investments Ltd.	5,544	554
*	Shun Tak Holdings Ltd.	190,000	18,819
	Singamas Container Holdings Ltd.	194,000	13,577
	SITC International Holdings Co. Ltd.	103,000	223,365
#*	SJM Holdings Ltd.	252,499	92,668
	SmarTone Telecommunications Holdings Ltd.	43,000	20,023
#*	Solomon Systech International Ltd.	200,000	7,105
	Soundwill Holdings Ltd.	4,000	3,607
	Stella International Holdings Ltd.	55,000	100,256
	Sun Hung Kai & Co. Ltd.	74,464	22,738
#	SUNeVision Holdings Ltd.	89,000	28,279
	TAI Cheung Holdings Ltd.	37,000	15,775
*	Television Broadcasts Ltd.	43,600	18,784
*	Texhong International Group Ltd.	35,000	19,009
	Texwinca Holdings Ltd.	112,000	11,109
	Theme International Holdings Ltd.	380,000	29,023
*	TOM Group Ltd.	58,000	3,538
*	Tongda Group Holdings Ltd.	780,000	7,875
	Town Health International Medical Group Ltd.	330,000	11,794
	Tradelink Electronic Commerce Ltd.	58,000	6,807
	Transport International Holdings Ltd.	29,901	34,317
	United Laboratories International Holdings Ltd.	105,000	123,821
*††	Untrade.Genting Hk	186,000	0
	Upbest Group Ltd.	148,000	13,937
	Value Partners Group Ltd.	150,000	34,209
	Vesync Co. Ltd.	10,000	5,670
	Vitasoy International Holdings Ltd.	80,000	59,709
#*	Vobile Group Ltd.	94,000	16,450
*Ω	VPower Group International Holdings Ltd.	25,119	889
	VSTECS Holdings Ltd.	79,600	50,687
	VTech Holdings Ltd.	18,300	105,778
*	Wai Kee Holdings Ltd.	52,000	6,023

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Wang On Group Ltd.	260,000	$1,065
*	Wealthink AI-Innovation Capital Ltd.	116,000	1,919
	Wing On Co. International Ltd.	14,000	21,144
	Wing Tai Properties Ltd.	56,000	15,569
	Xinyi Glass Holdings Ltd.	114,000	121,821
	Yue Yuen Industrial Holdings Ltd.	93,000	164,662
*	Yunfeng Financial Group Ltd.	54,000	5,839
*	Zensun Enterprises Ltd.	48,000	2,025
*	Zhaobangji Lifestyle Holdings Ltd.	192,000	5,361

TOTAL HONG KONG			6,046,489

IRELAND — (0.3%)
	Bank of Ireland Group PLC	13,241	141,274
	Cairn Homes PLC	90,986	153,259
	Dalata Hotel Group PLC	15,666	70,453
	FBD Holdings PLC	4,062	59,905
	Glanbia PLC	20,272	384,890
*Ω	Glenveagh Properties PLC	32,954	44,776
	Irish Continental Group PLC	11,766	63,613
	Kenmare Resources PLC	255	1,022
*	Permanent TSB Group Holdings PLC	10,745	17,165

TOTAL IRELAND			936,357

ISRAEL — (1.1%)
	Adgar Investment & Development Ltd.	8,764	11,632
*	Afcon Holdings Ltd.	210	5,329
*	AFI Properties Ltd.	1,537	62,298
	Africa Israel Residences Ltd.	738	44,326
*	Allot Ltd.	3,228	6,729
	Alrov Properties & Lodgings Ltd.	854	35,168
	Arad Ltd.	1,518	19,608
*	Argo Properties NV	489	9,006
	Ashdod Refinery Ltd.	1,014	22,819
	Atreyu Capital Markets Ltd.	25	349
	AudioCodes Ltd.	4,789	51,817
	Aura Investments Ltd.	21,635	83,760
	Automatic Bank Services Ltd.	824	3,058
*	Azorim-Investment Development & Construction Co. Ltd.	17,951	81,819
	Bet Shemesh Engines Holdings 1997 Ltd.	859	40,880
*	BioLine RX Ltd.	55,677	2,632
	Blue Square Real Estate Ltd.	659	49,401
*	Brack Capital Properties NV	398	23,439
*	Brainsway Ltd., ADR	1,000	5,250
	Carasso Motors Ltd.	2,736	13,338
*	Cellcom Israel Ltd.	9,478	38,913
*	Clal Insurance Enterprises Holdings Ltd.	6,615	110,305
*	Compugen Ltd.	12,706	24,887
	Danel Adir Yeoshua Ltd.	595	53,838
	Delek Automotive Systems Ltd.	2,155	12,139
	Delta Galil Ltd.	1,096	48,763
	Dor Alon Energy in Israel 1988 Ltd.	633	12,432
*	Doral Group Renewable Energy Resources Ltd.	6,320	18,069
*	Duniec Brothers Ltd.	389	21,166
*	El Al Israel Airlines	17,550	24,538
	Electra Consumer Products 1970 Ltd.	1,425	30,382
	Electra Real Estate Ltd.	2,747	26,702
*	Ellomay Capital Ltd.	458	7,148
*	Equital Ltd.	2,723	75,453

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	FMS Enterprises Migun Ltd.	605	$25,178
	Formula Systems 1985 Ltd.	1,099	79,998
	Fox Wizel Ltd.	738	58,597
*	Gilat Satellite Networks Ltd.	6,085	30,445
*	Hagag Group Real Estate Development	1,534	7,084
	Hamat Group Ltd.	1,543	5,291
	Hilan Ltd.	1,842	103,413
	IDI Insurance Co. Ltd.	960	27,417
*	IES Holdings Ltd.	375	20,825
	Ilex Medical Ltd.	584	10,495
	Inrom Construction Industries Ltd.	12,208	40,342
	Isracard Ltd.	18,363	67,177
	Israel Canada T.R Ltd.	17,703	65,211
	Israel Land Development Co. Ltd.	2,893	25,236
	Isras Investment Co. Ltd.	192	36,640
*	Issta Ltd.	883	18,947
*	Kamada Ltd.	3,545	18,803
	Kardan Real Estate Enterprise & Development Ltd.	6,298	7,286
	Kenon Holdings Ltd.	1,856	41,815
	Kerur Holdings Ltd.	747	12,890
*	Klil Industries Ltd.	43	2,154
	Kvutzat Acro Ltd.	1,993	22,004
	Lahav L.R. Real Estate Ltd.	6,763	6,954
	Lapidoth Capital Ltd.	1,304	21,075
	Levinstein Properties Ltd.	555	9,387
	M Yochananof & Sons Ltd.	507	26,283
	Magic Software Enterprises Ltd.	2,800	33,119
	Malam - Team Ltd.	1,290	21,010
	Matrix IT Ltd.	4,254	85,807
	Max Stock Ltd.	6,828	15,675
	Maytronics Ltd.	3,730	31,887
	Mediterranean Towers Ltd.	10,111	21,851
	Mega Or Holdings Ltd.	3,618	93,586
	Meitav Investment House Ltd.	3,065	13,727
	Menora Mivtachim Holdings Ltd.	824	19,861
	Meshulam Levinstein Contracting & Engineering Ltd.	119	9,778
	Migdal Insurance & Financial Holdings Ltd.	45,399	57,485
	Mivtach Shamir Holdings Ltd.	1,009	33,971
*	Naphtha Israel Petroleum Corp. Ltd.	5,642	29,252
	Nawi Brothers Ltd.	3,445	23,932
*	Nayax Ltd.	560	14,930
*	Neto Malinda Trading Ltd.	862	13,348
*	Neto ME Holdings Ltd.	211	3,914
	Next Vision Stabilized Systems Ltd.	6,981	93,258
	Novolog Ltd.	34,768	14,301
	Oil Refineries Ltd.	269,871	78,190
	One Software Technologies Ltd.	4,143	57,399
	Palram Industries 1990 Ltd.	847	11,233
*	Partner Communications Co. Ltd.	18,545	86,671
	Paz Oil Co. Ltd.	1,014	101,005
*	Perion Network Ltd.	460	5,737
	Plasson Industries Ltd.	468	17,188
	Prashkovsky Investments & Construction Ltd.	987	23,193
*	Priortech Ltd.	1,206	53,064
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	57,812
	Raval Ics Ltd.	2,775	1,803
	Retailors Ltd.	1,655	36,358
	Sano-Brunos Enterprises Ltd.	278	23,414
*	Scope Metals Group Ltd.	872	30,037

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)

*	Shikun & Binui Ltd.	21,327	$45,790
	Summit Real Estate Holdings Ltd.	4,733	56,989
	Tadiran Group Ltd.	324	22,543
Ω	Tamar Petroleum Ltd.	7,885	46,547
	Tel Aviv Stock Exchange Ltd.	10,261	67,914
	Telsys Ltd.	526	31,709
	Tiv Taam Holdings 1 Ltd.	7,339	9,801
#	Turpaz Industries Ltd.	2,865	14,319
	Victory Supermarket Chain Ltd.	648	8,501
	YD More Investments Ltd.	996	2,087
	YH Dimri Construction & Development Ltd.	721	56,460

TOTAL ISRAEL			3,444,796

ITALY — (4.3%)
	A2A SpA	261,372	515,465
	ACEA SpA	5,746	99,673
*	Aeffe SpA	7,022	6,249
	Amplifon SpA	6,662	222,420
Ω	Anima Holding SpA	28,709	134,512
#	Aquafil SpA	3,880	14,201
	Arnoldo Mondadori Editore SpA	22,214	53,083
	Ascopiave SpA	9,023	23,609
	Avio SpA	1,784	21,541
	Azimut Holding SpA	14,086	371,201
	Banca Generali SpA	7,319	286,656
	Banca IFIS SpA	3,794	84,526
	Banca Mediolanum SpA	10,055	108,811
*	Banca Monte dei Paschi di Siena SpA	165,513	798,315
	Banca Popolare di Sondrio SpA	70,355	587,799
	Banca Profilo SpA	12,870	3,049
#Ω	Banca Sistema SpA	3,568	5,131
	Banco BPM SpA	34,877	228,989
	Banco di Desio e della Brianza SpA	5,000	24,957
	BasicNet SpA	3,725	15,206
Ω	BFF Bank SpA	17,862	229,216
	Biesse SpA	2,760	35,824
	BPER Banca SpA	148,501	771,195
	Brembo NV	20,309	258,369
	Brunello Cucinelli SpA	4,782	488,062
	Buzzi SpA	13,612	490,434
	Cairo Communication SpA	12,430	28,586
Ω	Carel Industries SpA	5,856	118,544
	Cembre SpA	134	6,346
	Cementir Holding NV	6,965	73,748
*	CIR SpA-Compagnie Industriali	101,938	60,543
	Credito Emiliano SpA	13,446	142,037
	d’Amico International Shipping SA	14,895	106,862
	Danieli & C Officine Meccaniche SpA	8,735	240,817
#	Datalogic SpA	2,601	15,761
	De’ Longhi SpA	4,069	133,433
	DiaSorin SpA	527	53,226
#*	Digital Bros SpA	371	3,466
	Digital Value SpA	180	11,206
#Ω	doValue SpA	7,910	17,593
	Elica SpA	3,365	6,792
	Emak SpA	17,016	20,702
Ω	Enav SpA	24,013	98,755
	ERG SpA	377	10,152
*	Esprinet SpA	3,078	16,807

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Eurotech SpA	5,018	$8,023
	Fila SpA	3,109	29,211
	FNM SpA	21,790	10,707
*	Garofalo Health Care SpA	3,478	17,467
#*	Geox SpA	8,460	6,302
	GPI SpA	785	10,465
	Gruppo MutuiOnline SpA	2,280	85,221
	Hera SpA	110,093	397,490
	IMMSI SpA	26,564	15,226
	Intercos SpA	2,918	40,859
	Interpump Group SpA	9,210	401,185
	Iren SpA	72,748	146,240
	Italgas SpA	62,966	349,030
	Italian Sea Group SpA	1,256	12,829
#	Italmobiliare SpA	1,795	66,032
	Iveco Group NV	26,294	329,693
#	IVS Group SA	4,434	33,889
	Leonardo SpA	30,899	710,122
	LU-VE SpA	909	20,900
	Maire Tecnimont SpA	27,825	230,438
#*††	Mariella Burani Fashion Group SpA	422	0
	MFE-MediaForEurope NV, Class A	26,230	77,009
*	Newlat Food SpA	1,779	11,294
	Openjobmetis SpA agenzia per il lavoro	845	14,727
	Orsero SpA	1,122	17,478
#Ω	OVS SpA	28,187	73,639
	Pharmanutra SpA	513	29,149
	Piaggio & C SpA	22,030	64,226
Ω	Piovan SpA	1,011	12,998
Ω	Pirelli & C SpA	38,861	245,716
Ω	RAI Way SpA	12,339	70,073
	Reply SpA	3,638	474,975
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	19,710
*	Sabaf SpA	1,277	23,362
#*	Safilo Group SpA	25,816	32,115
	Salcef Group SpA	1,827	50,330
#	Salvatore Ferragamo SpA	2,206	21,890
	Sanlorenzo SpA	1,680	73,575
	Saras SpA	96,405	181,032
	Sesa SpA	768	79,864
*	Sogefi SpA	8,720	26,723
	SOL SpA	4,883	187,842
*	Somec SpA	249	3,887
	Spaxs SpA	8,205	45,707
	Tamburi Investment Partners SpA	12,603	122,327
Ω	Technogym SpA	19,877	187,450
#*	Telecom Italia SpA	974,256	230,972
#Ω	Unieuro SpA	2,055	20,071
	Unipol Gruppo SpA	49,828	446,693
	Webuild SpA	33,196	83,324
#	Wiit SpA	741	12,701
	Zignago Vetro SpA	4,325	57,591

TOTAL ITALY			12,963,648

	JAPAN — (22.5%)
	&Do Holdings Co. Ltd.	600	4,810
	77 Bank Ltd.	7,100	200,719
#	A&D HOLON Holdings Co. Ltd.	3,000	52,101
#*	Access Co. Ltd.	1,400	12,811

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Achilles Corp.	1,800	$18,061
	AD Works Group Co. Ltd.	6,500	9,976
	Adastria Co. Ltd.	1,840	40,065
	ADEKA Corp.	10,300	214,041
	Ad-sol Nissin Corp.	1,200	12,443
	Adtec Plasma Technology Co. Ltd.	800	6,726
	Advan Group Co. Ltd.	3,100	22,035
	Adventure, Inc.	300	6,281
	Adways, Inc.	4,900	13,981
	Aeon Delight Co. Ltd.	2,100	49,670
	Aeon Fantasy Co. Ltd.	800	11,239
	AEON Financial Service Co. Ltd.	15,200	126,527
	Aeon Hokkaido Corp.	4,800	28,233
	Aeon Kyushu Co. Ltd.	800	14,357
	Aeria, Inc.	2,100	4,863
	AFC-HD AMS Life Science Co. Ltd.	1,400	7,489
	Agro-Kanesho Co. Ltd.	900	6,702
#	Ahresty Corp.	2,700	10,846
	Ai Holdings Corp.	3,800	58,446
*	AI inside, Inc.	200	7,759
	Aica Kogyo Co. Ltd.	5,500	127,486
	Aichi Corp.	5,600	37,649
	Aichi Financial Group, Inc.	1,796	33,875
	Aichi Steel Corp.	1,500	32,899
	Aichi Tokei Denki Co. Ltd.	900	13,605
	Aida Engineering Ltd.	6,800	38,494
	Aiful Corp.	43,200	125,484
#	Ain Holdings, Inc.	2,800	105,970
	Aiphone Co. Ltd.	1,800	34,253
	Airport Facilities Co. Ltd.	3,500	13,699
	Airtech Japan Ltd.	1,000	7,541
#	Airtrip Corp.	1,800	16,158
	Aisan Industry Co. Ltd.	6,170	57,635
	AIT Corp.	1,200	13,613
#	Aizawa Securities Group Co. Ltd.	5,200	58,014
	Ajis Co. Ltd.	800	12,824
	Akatsuki Corp.	3,500	10,951
	Akatsuki, Inc.	1,100	16,051
*	Akebono Brake Industry Co. Ltd.	14,000	13,746
	Akita Bank Ltd.	2,400	31,681
	Albis Co. Ltd.	800	13,554
	Alconix Corp.	2,600	22,658
	Alinco, Inc.	2,200	16,089
	Alleanza Holdings Co. Ltd.	1,400	9,520
	Allied Telesis Holdings KK	18,800	11,906
	Alpen Co. Ltd.	2,400	31,634
	Alpha Corp.	500	4,754
	Alpha Systems, Inc.	500	10,072
	Alps Alpine Co. Ltd.	23,000	207,616
	Alps Logistics Co. Ltd.	2,000	40,592
	Altech Corp.	2,310	40,235
	Amano Corp.	7,200	173,169
	Amiyaki Tei Co. Ltd.	300	12,021
	Amuse, Inc.	1,600	16,323
	Amvis Holdings, Inc.	3,800	51,843
	Anest Iwata Corp.	5,900	50,347
#*	AnGes, Inc.	12,200	3,785
	Anicom Holdings, Inc.	11,000	41,434
	Anritsu Corp.	14,300	109,025

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AOI Electronics Co. Ltd.	500	$7,496
	AOKI Holdings, Inc.	5,300	37,338
	Aoyama Trading Co. Ltd.	5,900	60,600
	Aoyama Zaisan Networks Co. Ltd.	3,200	28,412
#	Aozora Bank Ltd.	7,000	108,759
	Apaman Co. Ltd.	1,800	5,421
	Arakawa Chemical Industries Ltd.	2,600	18,075
	Arata Corp.	3,600	79,762
	ARCLANDS Corp.	7,039	86,652
	Arcs Co. Ltd.	4,600	90,283
	ARE Holdings, Inc.	10,200	131,841
	Arealink Co. Ltd.	1,000	19,662
	Argo Graphics, Inc.	2,000	51,308
	Arisawa Manufacturing Co. Ltd.	4,000	38,673
	Artience Co. Ltd.	3,800	70,424
	Artiza Networks, Inc.	900	3,718
	Artnature, Inc.	1,000	4,812
	Artner Co. Ltd.	1,400	19,285
	As One Corp.	8,000	131,802
	Asahi Co. Ltd.	1,600	14,509
	Asahi Diamond Industrial Co. Ltd.	6,600	38,424
	Asahi Kogyosha Co. Ltd.	2,400	23,534
	Asahi Net, Inc.	1,700	6,879
	Asahi Printing Co. Ltd.	1,100	6,394
	Asahi Yukizai Corp.	1,400	43,712
#	Asanuma Corp.	1,300	30,909
	Asia Pile Holdings Corp.	4,100	21,906
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	48,687
	ASKUL Corp.	3,200	48,327
	Asti Corp.	400	8,206
#*	Atsugi Co. Ltd.	4,000	16,285
	Aucnet, Inc.	900	14,812
	Autobacs Seven Co. Ltd.	8,800	88,978
	Avant Group Corp.	2,800	22,810
	Avantia Co. Ltd.	1,300	6,745
	Avex, Inc.	4,000	32,932
	Awa Bank Ltd.	4,200	71,560
	Axial Retailing, Inc.	10,400	69,507
	Axxzia, Inc.	1,900	10,692
	AZ-COM MARUWA Holdings, Inc.	4,900	37,552
	AZOOM Co. Ltd.	400	13,709
	Bando Chemical Industries Ltd.	5,100	57,723
	Bank of Iwate Ltd.	2,000	31,149
	Bank of Nagoya Ltd.	1,300	58,051
	Bank of Saga Ltd.	2,500	34,733
	Bank of the Ryukyus Ltd.	7,000	52,315
#	Bank of Toyama Ltd.	600	6,910
	Base Co. Ltd.	600	13,288
	Beauty Garage, Inc.	800	9,858
	Beenos, Inc.	1,100	14,719
	Belc Co. Ltd.	1,400	66,813
	Bell System24 Holdings, Inc.	4,200	41,267
	Belluna Co. Ltd.	9,800	39,460
*	Bengo4.com, Inc.	900	16,431
	Bic Camera, Inc.	8,800	85,450
	BML, Inc.	3,000	55,413
#	Bookoff Group Holdings Ltd.	1,000	10,774
	Bourbon Corp.	1,100	16,522
	Br Holdings Corp.	4,900	11,087

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	BrainPad, Inc.	1,500	$11,468
	Bull-Dog Sauce Co. Ltd.	1,300	16,969
	Bunka Shutter Co. Ltd.	5,284	56,950
#	Bushiroad, Inc.	5,400	12,658
	Business Brain Showa-Ota, Inc.	1,800	23,192
#	Business Engineering Corp.	800	17,888
#	BuySell Technologies Co. Ltd.	500	8,693
	C Uyemura & Co. Ltd.	1,300	85,094
	CAC Holdings Corp.	1,700	21,316
	Canon Electronics, Inc.	2,600	37,108
	Career Design Center Co. Ltd.	1,000	11,479
	Careerlink Co. Ltd.	600	9,512
#	Carenet, Inc.	2,000	7,232
	Carlit Holdings Co. Ltd.	2,600	18,919
	Carta Holdings, Inc.	300	3,356
	Casio Computer Co. Ltd.	5,000	41,656
	Cawachi Ltd.	1,800	32,484
#	CellSource Co. Ltd.	600	5,916
#	Celsys, Inc.	5,600	29,462
	Central Automotive Products Ltd.	1,600	58,568
	Central Glass Co. Ltd.	3,400	60,378
	Central Security Patrols Co. Ltd.	1,400	23,766
	Central Sports Co. Ltd.	900	13,951
#	Ceres, Inc.	600	6,423
#	Change Holdings, Inc.	7,200	53,909
	Charm Care Corp. KK	3,100	29,441
	Chiba Kogyo Bank Ltd.	7,400	50,866
#	Chikaranomoto Holdings Co. Ltd.	1,700	18,240
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	37,998
#	Chino Corp.	900	16,180
	Chiyoda Co. Ltd.	4,400	24,561
*	Chiyoda Corp.	22,200	61,216
	Chiyoda Integre Co. Ltd.	1,900	33,586
	Chofu Seisakusho Co. Ltd.	3,306	47,794
	Chori Co. Ltd.	2,100	46,857
	Choushimaru Co. Ltd.	1,200	15,039
	Chubu Shiryo Co. Ltd.	3,200	24,466
	Chudenko Corp.	2,500	50,444
#	Chuetsu Pulp & Paper Co. Ltd.	1,400	15,089
	Chugai Ro Co. Ltd.	700	14,845
	Chugin Financial Group, Inc.	19,000	160,003
	Chugoku Electric Power Co., Inc.	3,900	26,774
#	Chugoku Marine Paints Ltd.	5,200	68,054
	Chuo Spring Co. Ltd.	2,000	13,641
	Chuo Warehouse Co. Ltd.	1,000	7,156
	CI Takiron Corp.	6,400	26,522
	Citizen Watch Co. Ltd.	27,800	184,675
	CKD Corp.	5,600	104,658
	CK-San-Etsu Co. Ltd.	400	10,042
	Cleanup Corp.	3,800	18,104
	CMK Corp.	9,700	37,064
	COLOPL, Inc.	8,600	33,238
#	Colowide Co. Ltd.	9,200	125,338
	Computer Engineering & Consulting Ltd.	2,200	25,321
#	Computer Institute of Japan Ltd.	6,840	19,956
	Comture Corp.	2,900	35,515
*	COOKPAD, Inc.	8,200	8,280
	Copro-Holdings Co. Ltd.	1,800	17,954
	Core Corp.	800	9,823

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Corona Corp.	2,600	$15,847
	Cosel Co. Ltd.	2,800	26,099
	Cota Co. Ltd.	3,352	30,041
#*	Cover Corp.	1,400	14,958
	CRE, Inc.	2,600	23,539
	Create Restaurants Holdings, Inc.	11,900	82,009
	Create SD Holdings Co. Ltd.	3,100	66,995
	Creek & River Co. Ltd.	1,700	17,846
#	Cresco Ltd.	1,800	22,863
	Cross Cat Co. Ltd.	1,200	9,931
*	CrowdWorks, Inc.	1,400	11,911
	CTI Engineering Co. Ltd.	1,400	42,560
	CTS Co. Ltd.	5,000	23,428
	Cube System, Inc.	1,200	8,412
	Curves Holdings Co. Ltd.	7,300	34,286
#*	CYBERDYNE, Inc.	12,000	15,387
#	Cyberlinks Co. Ltd.	1,300	6,344
	Cybozu, Inc.	3,300	33,402
	Dai Nippon Toryo Co. Ltd.	3,400	25,637
	Daicel Corp.	12,900	119,816
	Dai-Dan Co. Ltd.	3,000	53,162
	Daido Kogyo Co. Ltd.	900	4,087
	Daido Metal Co. Ltd.	5,500	21,614
	Daido Steel Co. Ltd.	11,800	130,113
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	23,755
	Daiho Corp.	1,400	29,326
	Dai-Ichi Cutter Kogyo KK	900	8,685
	Daiichi Jitsugyo Co. Ltd.	3,000	39,388
	Daiichi Kensetsu Corp.	1,100	12,431
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	15,041
	Daiichikosho Co. Ltd.	8,200	95,714
	Daiken Medical Co. Ltd.	2,800	9,784
	Daiki Aluminium Industry Co. Ltd.	3,900	32,918
#	Daikoku Denki Co. Ltd.	1,200	27,488
	Daikokutenbussan Co. Ltd.	800	40,904
	Daikyonishikawa Corp.	4,200	19,284
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	58,393
#	Daio Paper Corp.	9,700	69,447
	Daiseki Co. Ltd.	5,076	96,469
	Daishi Hokuetsu Financial Group, Inc.	4,600	131,847
	Daishinku Corp.	3,200	17,154
	Daisue Construction Co. Ltd.	500	5,104
	Daito Bank Ltd.	1,000	4,517
	Daito Pharmaceutical Co. Ltd.	3,295	52,608
	Daitron Co. Ltd.	1,600	34,165
	Daiwa Industries Ltd.	4,300	43,688
	Daiwabo Holdings Co. Ltd.	10,700	185,860
	DCM Holdings Co. Ltd.	12,300	113,877
*	DD GROUP Co. Ltd.	1,100	8,855
	Dear Life Co. Ltd.	5,600	36,405
*	DeNA Co. Ltd.	11,000	110,947
	Denka Co. Ltd.	9,300	137,803
	Densan System Holdings Co. Ltd.	1,300	22,868
	Dentsu Soken, Inc.	800	26,502
#	Denyo Co. Ltd.	2,000	30,064
	Dexerials Corp.	7,200	269,688
	Diamond Electric Holdings Co. Ltd.	600	2,987
	DIC Corp.	10,500	196,241
	Digital Arts, Inc.	1,100	29,499

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Digital Hearts Holdings Co. Ltd.	1,200	$7,307
	Digital Holdings, Inc.	1,900	13,116
	Digital Information Technologies Corp.	800	8,828
	Dip Corp.	4,800	81,121
	Direct Marketing MiX, Inc.	3,000	4,904
	DKK Co. Ltd.	1,600	21,313
	DKS Co. Ltd.	1,200	24,886
	Doshisha Co. Ltd.	2,900	39,972
	Double Standard, Inc.	600	6,763
	Doutor Nichires Holdings Co. Ltd.	4,112	55,066
	Dowa Holdings Co. Ltd.	5,100	190,980
#*	Drecom Co. Ltd.	2,400	16,170
	DTS Corp.	4,800	130,947
	Duskin Co. Ltd.	4,400	91,467
	DyDo Group Holdings, Inc.	1,800	31,156
	Eagle Industry Co. Ltd.	4,100	47,557
	EAT & Holdings Co. Ltd.	1,200	15,108
	Ebara Foods Industry, Inc.	800	14,545
	Ebara Jitsugyo Co. Ltd.	1,800	38,527
	Ebase Co. Ltd.	3,100	13,263
	Eco’s Co. Ltd.	800	11,897
#	EDION Corp.	10,500	108,473
	EF-ON, Inc.	2,280	6,170
	eGuarantee, Inc.	4,000	43,718
#	E-Guardian, Inc.	400	3,508
#	Ehime Bank Ltd.	4,800	35,794
	Eidai Co. Ltd.	3,000	4,993
	Eiken Chemical Co. Ltd.	3,800	48,323
	Eizo Corp.	2,000	64,263
	EJ Holdings, Inc.	1,200	14,100
	Elan Corp.	3,700	21,240
	Elecom Co. Ltd.	6,500	61,513
	Elematec Corp.	2,800	34,172
	EM Systems Co. Ltd.	4,700	19,740
	en Japan, Inc.	4,100	68,162
	Endo Lighting Corp.	1,700	15,383
	Enomoto Co. Ltd.	1,000	10,051
#	Enplas Corp.	1,000	54,169
	Envipro Holdings, Inc.	1,400	4,620
#*	eRex Co. Ltd.	2,800	14,681
#	ES-Con Japan Ltd.	4,600	30,294
	Eslead Corp.	1,000	21,546
	ESPEC Corp.	2,400	44,836
	Exedy Corp.	3,400	62,250
	EXEO Group, Inc.	19,200	209,265
	Ezaki Glico Co. Ltd.	6,500	167,804
	F&M Co. Ltd.	1,000	13,780
	FALCO HOLDINGS Co. Ltd.	1,400	19,741
	Fancl Corp.	7,900	92,269
	FCC Co. Ltd.	4,400	62,607
*	FDK Corp.	2,600	12,450
	Feed One Co. Ltd.	3,920	25,576
	Ferrotec Holdings Corp.	6,400	121,514
	Fibergate, Inc.	1,100	7,773
	FIDEA Holdings Co. Ltd.	3,050	29,605
	Financial Partners Group Co. Ltd.	6,100	85,485
	FINDEX, Inc.	1,700	11,045
	First Bank of Toyama Ltd.	4,700	27,684
#	First Juken Co. Ltd.	900	6,111

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Fixstars Corp.	3,000	$37,419
	FJ Next Holdings Co. Ltd.	3,100	26,796
	Focus Systems Corp.	1,700	13,129
	Food & Life Cos. Ltd.	12,500	236,260
	Forum Engineering, Inc.	2,400	14,324
	Foster Electric Co. Ltd.	3,400	26,938
	FP Corp.	5,300	85,279
	FP Partner, Inc.	300	9,554
#	France Bed Holdings Co. Ltd.	3,800	29,105
#*	FreakOut Holdings, Inc.	800	3,581
#	Freebit Co. Ltd.	2,000	18,203
	Freund Corp.	1,700	8,873
	F-Tech, Inc.	1,600	7,333
	FTGroup Co. Ltd.	1,100	8,610
	Fudo Tetra Corp.	1,930	28,594
	Fuji Corp.	11,800	189,693
	Fuji Corp. Ltd.	5,200	24,535
#	Fuji Kosan Co. Ltd.	900	10,243
	Fuji Kyuko Co. Ltd.	2,800	59,781
	Fuji Oil Co. Ltd.	8,300	25,249
	Fuji Oil Holdings, Inc.	5,400	79,477
#	Fuji Pharma Co. Ltd.	2,000	20,153
	Fuji Seal International, Inc.	6,000	77,096
	Fujibo Holdings, Inc.	1,500	39,650
	Fujicco Co. Ltd.	2,800	33,712
	Fujikura Composites, Inc.	4,200	39,002
	Fujikura Kasei Co. Ltd.	4,200	12,420
	Fujimi, Inc.	6,000	130,138
	Fujimori Kogyo Co. Ltd.	1,400	37,883
*	Fujio Food Group, Inc.	1,900	17,367
	Fujishoji Co. Ltd.	1,200	9,577
*	Fujita Kanko, Inc.	1,000	42,078
#	Fujitsu General Ltd.	6,100	78,686
	Fujiya Co. Ltd.	1,700	26,741
	FuKoKu Co. Ltd.	1,200	14,272
	Fukuda Corp.	1,000	34,738
	Fukuda Denshi Co. Ltd.	2,400	99,518
	Fukui Bank Ltd.	2,700	32,517
	Fukui Computer Holdings, Inc.	1,900	29,607
	Fukushima Galilei Co. Ltd.	1,600	63,976
	Fukuyama Transporting Co. Ltd.	2,500	60,407
	FULLCAST Holdings Co. Ltd.	1,600	15,337
#	Fumakilla Ltd.	1,500	11,183
	Funai Soken Holdings, Inc.	4,760	72,015
	Furukawa Battery Co. Ltd.	2,400	15,899
	Furukawa Co. Ltd.	4,100	51,972
	Furukawa Electric Co. Ltd.	8,000	171,287
	Furuno Electric Co. Ltd.	3,500	46,511
	Furuya Metal Co. Ltd.	400	27,978
	Furyu Corp.	4,000	30,474
	Fuso Chemical Co. Ltd.	2,000	51,367
#	Fuso Pharmaceutical Industries Ltd.	1,100	15,597
	Futaba Corp.	5,300	15,583
	Futaba Industrial Co. Ltd.	8,700	51,021
	Future Corp.	4,100	41,362
	Fuyo General Lease Co. Ltd.	700	60,032
	G-7 Holdings, Inc.	4,000	35,375
*	GA Technologies Co. Ltd.	1,200	10,083
	Gakken Holdings Co. Ltd.	4,500	26,154

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gakkyusha Co. Ltd.	1,000	$13,793
	Gecoss Corp.	2,000	13,074
	Genki Sushi Co. Ltd.	1,600	30,052
	Genky DrugStores Co. Ltd.	1,000	36,657
	Geo Holdings Corp.	2,300	28,927
#	Gift Holdings, Inc.	1,200	22,743
#*	giftee, Inc.	2,900	21,640
	Giken Ltd.	1,200	14,896
	GL Sciences, Inc.	1,300	23,118
	GLOBERIDE, Inc.	2,200	28,002
	Glory Ltd.	5,400	97,299
#	GMO Financial Gate, Inc.	600	26,695
	GMO Financial Holdings, Inc.	4,400	21,046
	GMO GlobalSign Holdings KK	400	6,809
	GMO internet group, Inc.	6,000	98,515
*	GNI Group Ltd.	3,900	61,192
	Godo Steel Ltd.	1,600	53,640
	Goldcrest Co. Ltd.	2,590	41,749
#	Golf Digest Online, Inc.	1,000	3,777
	Gree, Inc.	8,100	23,916
	Greens Co. Ltd.	1,600	22,577
	gremz, Inc.	1,700	22,882
	GS Yuasa Corp.	9,000	169,807
	GSI Creos Corp.	1,000	14,258
	G-Tekt Corp.	3,300	45,024
	Gun-Ei Chemical Industry Co. Ltd.	700	15,547
	GungHo Online Entertainment, Inc.	4,700	69,097
	Gunma Bank Ltd.	37,409	227,677
	Gunze Ltd.	2,200	74,567
#	H.U. Group Holdings, Inc.	7,100	107,928
	H2O Retailing Corp.	11,700	132,201
#	HABA Laboratories, Inc.	400	5,105
#	Hagihara Industries, Inc.	1,400	13,833
	Hagiwara Electric Holdings Co. Ltd.	1,000	27,486
	Hagoromo Foods Corp.	600	12,344
	Hakudo Co. Ltd.	800	14,331
	Hakuto Co. Ltd.	1,000	34,532
	Halows Co. Ltd.	1,600	46,906
	Hamakyorex Co. Ltd.	2,200	54,237
	Handsman Co. Ltd.	800	4,835
	Hanwa Co. Ltd.	4,200	161,601
	Happinet Corp.	2,100	40,673
	Hard Off Corp. Co. Ltd.	2,400	26,396
	Harima Chemicals Group, Inc.	2,500	14,177
	Harmonic Drive Systems, Inc.	1,100	27,472
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,900
	Hazama Ando Corp.	17,510	130,555
	Heiwa Corp.	6,200	77,667
	Heiwa Real Estate Co. Ltd.	3,200	88,467
	Heiwado Co. Ltd.	3,500	53,970
*	Hennge KK	1,000	6,477
	Hibiya Engineering Ltd.	2,400	45,185
	Hiday Hidaka Corp.	2,600	46,215
	HI-LEX Corp.	3,300	32,327
*	Hino Motors Ltd.	33,400	97,500
#	Hioki EE Corp.	1,400	55,829
	Hirakawa Hewtech Corp.	1,200	10,295
	Hirano Tecseed Co. Ltd.	1,100	13,822
#	Hirata Corp.	1,100	49,212

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	34,000	$244,676
	Hiroshima Electric Railway Co. Ltd.	2,000	9,570
	Hiroshima Gas Co. Ltd.	6,100	14,835
#*	HIS Co. Ltd.	1,300	14,445
	Hisaka Works Ltd.	4,200	28,677
	Hisamitsu Pharmaceutical Co., Inc.	1,900	46,097
	Hitachi Zosen Corp.	20,400	157,894
	Hito Communications Holdings, Inc.	1,000	6,361
	Hochiki Corp.	1,700	26,122
	Hodogaya Chemical Co. Ltd.	800	23,586
	Hogy Medical Co. Ltd.	2,400	56,718
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	20,239
	Hokkaido Electric Power Co., Inc.	19,500	138,561
	Hokkaido Gas Co. Ltd.	2,400	46,809
	Hokkan Holdings Ltd.	1,200	13,747
	Hokko Chemical Industry Co. Ltd.	3,300	32,720
	Hokkoku Financial Holdings, Inc.	2,400	77,043
#	Hokuetsu Corp.	14,600	123,134
	Hokuetsu Industries Co. Ltd.	2,800	35,867
	Hokuhoku Financial Group, Inc.	15,600	191,364
	Hokuriku Electric Industry Co. Ltd.	400	3,446
	Hokuriku Electric Power Co.	18,900	110,571
	Hokuriku Electrical Construction Co. Ltd.	1,800	13,620
	Hokuto Corp.	2,800	32,466
	H-One Co. Ltd.	4,000	17,563
	Honeys Holdings Co. Ltd.	2,670	28,754
	Hoosiers Holdings Co. Ltd.	5,300	36,649
	Hosiden Corp.	6,600	82,412
	Hosokawa Micron Corp.	2,000	55,902
	Hotland Co. Ltd.	1,300	17,825
	House Foods Group, Inc.	2,900	57,138
	Howa Machinery Ltd.	2,200	11,051
	HS Holdings Co. Ltd.	3,300	20,115
	Hyakugo Bank Ltd.	24,900	102,403
	Hyakujushi Bank Ltd.	3,400	62,288
	IBJ, Inc.	2,800	9,639
	Ichibanya Co. Ltd.	1,500	10,357
	Ichiken Co. Ltd.	700	10,637
	Ichikoh Industries Ltd.	8,700	29,444
#	Ichimasa Kamaboko Co. Ltd.	1,100	5,229
	Ichinen Holdings Co. Ltd.	3,100	34,054
	Ichiyoshi Securities Co. Ltd.	7,100	36,811
	Icom, Inc.	1,500	30,355
	ID Holdings Corp.	1,950	18,028
	IDEA Consultants, Inc.	500	7,555
	Idec Corp.	4,000	70,605
	IDOM, Inc.	5,100	45,227
	Iino Kaiun Kaisha Ltd.	8,900	71,540
	I’ll, Inc.	1,700	29,066
	Imagica Group, Inc.	2,700	10,353
	Imasen Electric Industrial	901	3,621
	i-mobile Co. Ltd.	3,600	8,993
	Imuraya Group Co. Ltd.	1,100	17,091
	Inaba Denki Sangyo Co. Ltd.	6,400	149,315
	Inaba Seisakusho Co. Ltd.	1,700	19,381
	Inabata & Co. Ltd.	5,800	118,233
	Inageya Co. Ltd.	700	5,660
	I-NE Co. Ltd.	800	9,023
	Ines Corp.	3,000	30,154

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	I-Net Corp.	1,600	$20,567
	Infocom Corp.	3,900	66,735
	Innotech Corp.	2,400	28,018
	Insource Co. Ltd.	7,200	34,983
	Intage Holdings, Inc.	1,500	13,918
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	50,437
	Inter Action Corp.	1,600	15,660
#	Inui Global Logistics Co. Ltd.	1,200	8,376
	I-PEX, Inc.	1,400	15,737
	IPS, Inc.	400	5,863
#	IR Japan Holdings Ltd.	1,000	7,564
	Iriso Electronics Co. Ltd.	3,200	62,575
	I’rom Group Co. Ltd.	900	10,292
	ISB Corp.	2,200	17,926
#	Ise Chemicals Corp.	500	58,859
	Iseki & Co. Ltd.	2,500	16,321
	Ishihara Chemical Co. Ltd.	1,400	15,746
	Ishihara Sangyo Kaisha Ltd.	4,400	50,971
*	Istyle, Inc.	9,400	31,417
	Itfor, Inc.	3,600	31,197
#	ITmedia, Inc.	1,700	19,531
#	Ito En Ltd.	500	12,133
	Itochu Enex Co. Ltd.	5,500	53,235
	Itochu-Shokuhin Co. Ltd.	900	42,563
	Itoham Yonekyu Holdings, Inc.	3,400	88,726
	Itoki Corp.	4,500	53,758
	IwaiCosmo Holdings, Inc.	2,900	42,580
	Iwaki Co. Ltd.	1,300	20,966
	Iwatsuka Confectionery Co. Ltd.	1,000	16,511
	Iyogin Holdings, Inc.	20,900	159,505
	Izumi Co. Ltd.	3,700	85,960
	J Trust Co. Ltd.	5,148	14,649
	JAC Recruitment Co. Ltd.	9,600	46,259
	Jaccs Co. Ltd.	2,800	100,623
*	Jade Group, Inc.	1,300	12,616
	JAFCO Group Co. Ltd.	6,700	75,614
#*	Jamco Corp.	1,100	7,587
	JANOME Corp.	2,299	9,728
	Japan Aviation Electronics Industry Ltd.	4,400	70,687
#	Japan Cash Machine Co. Ltd.	1,600	13,722
#*	Japan Communications, Inc.	19,200	24,092
	Japan Electronic Materials Corp.	1,700	27,596
	Japan Elevator Service Holdings Co. Ltd.	7,700	119,663
#	Japan Foundation Engineering Co. Ltd.	2,900	9,382
*	Japan Hospice Holdings, Inc.	500	4,503
	Japan Investment Adviser Co. Ltd.	2,200	15,126
	Japan Lifeline Co. Ltd.	8,700	63,855
	Japan Material Co. Ltd.	8,700	122,739
	Japan Medical Dynamic Marketing, Inc.	3,570	15,239
	Japan Petroleum Exploration Co. Ltd.	3,300	139,205
	Japan Property Management Center Co. Ltd.	900	7,547
	Japan Pulp & Paper Co. Ltd.	1,600	55,587
	Japan Pure Chemical Co. Ltd.	1,000	20,282
	Japan Securities Finance Co. Ltd.	9,300	94,282
	Japan Steel Works Ltd.	5,700	138,361
	Japan System Techniques Co. Ltd.	3,200	34,043
	Japan Transcity Corp.	5,400	24,849
	Japan Wool Textile Co. Ltd.	5,200	44,891
#	Jastec Co. Ltd.	1,200	14,730

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JBCC Holdings, Inc.	2,000	$42,295
	JCR Pharmaceuticals Co. Ltd.	5,900	30,329
	JCU Corp.	3,500	83,561
#	JDC Corp.	4,100	13,415
	Jeol Ltd.	5,700	225,830
	JFE Systems, Inc.	1,100	25,756
	Jichodo Co. Ltd.	200	17,150
#*	JIG-SAW, Inc.	800	19,919
*	Jimoto Holdings, Inc.	2,110	6,101
	JINS Holdings, Inc.	1,700	35,715
	JINUSHI Co. Ltd.	1,600	25,879
	JK Holdings Co. Ltd.	2,500	16,950
	J-Lease Co. Ltd.	2,400	19,032
	JM Holdings Co. Ltd.	1,100	18,440
	JMS Co. Ltd.	2,200	7,429
#*	Joban Kosan Co. Ltd.	1,100	8,423
	J-Oil Mills, Inc.	2,600	32,593
	Joshin Denki Co. Ltd.	1,900	30,649
	Joyful Honda Co. Ltd.	5,800	82,488
	JP-Holdings, Inc.	6,800	19,540
	JSB Co. Ltd.	1,200	22,254
	JSP Corp.	1,900	28,031
	Juki Corp.	3,700	12,604
	Juroku Financial Group, Inc.	3,600	108,126
	Justsystems Corp.	5,000	87,093
	JVCKenwood Corp.	23,070	117,275
#	K&O Energy Group, Inc.	2,300	49,622
	Kadoya Sesame Mills, Inc.	400	9,258
	Kaga Electronics Co. Ltd.	1,800	70,909
	Kagome Co. Ltd.	5,500	140,596
	Kakaku.com, Inc.	5,800	66,715
	Kaken Pharmaceutical Co. Ltd.	2,700	58,690
#	Kakiyasu Honten Co. Ltd.	1,100	19,148
	Kamakura Shinsho Ltd.	4,000	13,501
	Kameda Seika Co. Ltd.	1,800	47,398
	Kamei Corp.	3,600	46,357
	Kanaden Corp.	3,200	31,585
	Kanagawa Chuo Kotsu Co. Ltd.	800	15,564
	Kanamic Network Co. Ltd.	1,800	5,898
	Kanamoto Co. Ltd.	4,200	70,640
	Kandenko Co. Ltd.	11,100	123,817
	Kaneka Corp.	6,500	168,363
	Kaneko Seeds Co. Ltd.	1,800	16,309
	Kanematsu Corp.	9,505	154,550
	Kanemi Co. Ltd.	500	10,107
	Kansai Food Market Ltd.	1,000	12,396
	Kanto Denka Kogyo Co. Ltd.	3,600	24,567
*	Kaonavi, Inc.	900	8,260
*	Kappa Create Co. Ltd.	2,000	20,425
*	Kasai Kogyo Co. Ltd.	3,100	4,602
	Kasumigaseki Capital Co. Ltd.	700	65,055
	Katakura Industries Co. Ltd.	2,700	33,021
	Katitas Co. Ltd.	6,500	78,311
	Kato Sangyo Co. Ltd.	2,500	72,500
	Kato Works Co. Ltd.	1,600	14,038
	Kawada Technologies, Inc.	1,800	34,267
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	30,846
#	KeePer Technical Laboratory Co. Ltd.	1,600	45,498
	Keihanshin Building Co. Ltd.	4,100	41,100

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	KEIWA, Inc.	1,600	$11,185
	Keiyo Bank Ltd.	16,700	82,108
	Kenko Mayonnaise Co. Ltd.	2,000	28,590
	KeyHolder, Inc.	1,600	9,703
	KFC Holdings Japan Ltd.	1,900	61,624
	KH Neochem Co. Ltd.	4,500	69,096
	Kibun Foods, Inc.	1,500	10,999
	Kimura Chemical Plants Co. Ltd.	3,300	15,986
	King Jim Co. Ltd.	3,000	16,923
	Kinki Sharyo Co. Ltd.	700	10,236
	Kintetsu Department Store Co. Ltd.	1,200	16,637
	Kissei Pharmaceutical Co. Ltd.	3,100	71,033
	Ki-Star Real Estate Co. Ltd.	1,100	26,666
	Kitagawa Corp.	1,600	15,602
	Kita-Nippon Bank Ltd.	1,000	15,863
	Kitano Construction Corp.	700	15,197
	Kitz Corp.	7,900	67,243
	Kiyo Bank Ltd.	7,900	90,754
#*	KLab, Inc.	9,100	14,025
*	KNT-CT Holdings Co. Ltd.	900	7,211
#	Koa Corp.	4,700	48,475
	Koatsu Gas Kogyo Co. Ltd.	3,600	19,752
#	Kobe Electric Railway Co. Ltd.	899	15,652
	Kohnan Shoji Co. Ltd.	2,700	76,249
	Kohsoku Corp.	1,300	18,039
	Koike Sanso Kogyo Co. Ltd.	400	17,369
#	Kojima Co. Ltd.	5,300	27,342
	Kokuyo Co. Ltd.	10,800	184,509
	Komatsu Matere Co. Ltd.	4,200	20,137
	Komatsu Wall Industry Co. Ltd.	1,200	24,270
	KOMEDA Holdings Co. Ltd.	5,200	85,352
#	Komehyo Holdings Co. Ltd.	800	18,851
	Komeri Co. Ltd.	3,600	87,286
	Komori Corp.	4,700	36,713
	Konaka Co. Ltd.	1,760	4,383
#	Kondotec, Inc.	2,900	23,482
	Konica Minolta, Inc.	53,700	178,560
	Konishi Co. Ltd.	8,000	67,940
	Konoike Transport Co. Ltd.	2,900	42,045
#	Konoshima Chemical Co. Ltd.	800	7,751
	Kosaido Holdings Co. Ltd.	9,500	43,849
	Koshidaka Holdings Co. Ltd.	5,700	31,183
	Kotobuki Spirits Co. Ltd.	8,500	87,521
#	Kotobukiya Co. Ltd.	600	7,263
	Kozo Keikaku Engineering, Inc.	500	12,608
	KPP Group Holdings Co. Ltd.	3,900	18,345
	Krosaki Harima Corp.	3,200	69,172
	KRS Corp.	2,000	14,821
	K’s Holdings Corp.	19,400	186,225
	KU Holdings Co. Ltd.	2,400	17,559
*	Kufu Co., Inc.	2,600	4,762
	Kumagai Gumi Co. Ltd.	4,300	113,362
#	Kumiai Chemical Industry Co. Ltd.	10,467	53,348
	Kurabo Industries Ltd.	1,800	42,356
	Kureha Corp.	6,000	106,964
	Kurimoto Ltd.	2,000	53,206
	Kuriyama Holdings Corp.	1,000	8,819
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	83,900
	KYB Corp.	2,000	68,278

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyodo Printing Co. Ltd.	900	$18,728
	Kyoei Steel Ltd.	2,900	41,285
	Kyokuto Boeki Kaisha Ltd.	1,600	19,697
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	61,976
#	Kyokuto Securities Co. Ltd.	2,600	25,947
	Kyokuyo Co. Ltd.	1,500	34,306
	Kyorin Pharmaceutical Co. Ltd.	4,500	52,436
#	Kyoritsu Maintenance Co. Ltd.	7,800	166,340
	Kyosan Electric Manufacturing Co. Ltd.	5,000	16,242
#	Kyowa Electronic Instruments Co. Ltd.	5,600	15,094
	Kyowa Leather Cloth Co. Ltd.	900	4,460
	Kyudenko Corp.	1,200	49,805
	LA Holdings Co. Ltd.	500	15,017
	LAC Co. Ltd.	2,400	12,317
	Lacto Japan Co. Ltd.	900	14,862
	LEC, Inc.	3,100	21,702
	Leopalace21 Corp.	25,200	83,404
	Life Corp.	2,300	57,457
	Lifedrink Co., Inc.	500	15,843
#*	LIFENET INSURANCE Co.	1,600	14,128
	LIFULL Co. Ltd.	8,200	8,583
	LIKE, Inc.	1,600	17,347
#	Linical Co. Ltd.	1,600	4,086
	Link & Motivation, Inc.	3,900	12,358
	Lintec Corp.	4,700	93,699
#	LITALICO, Inc.	2,500	28,910
	Loadstar Capital KK	1,600	34,420
	Look Holdings, Inc.	700	13,258
	M&A Capital Partners Co. Ltd.	2,200	29,701
	Mabuchi Motor Co. Ltd.	12,400	192,050
	Macromill, Inc.	5,600	26,108
	Maeda Kosen Co. Ltd.	2,800	61,278
	Maezawa Kasei Industries Co. Ltd.	2,100	22,869
	Maezawa Kyuso Industries Co. Ltd.	2,400	19,526
	Makino Milling Machine Co. Ltd.	2,800	112,316
#	Management Solutions Co. Ltd.	1,100	11,877
	Mandom Corp.	5,600	46,202
	Mani, Inc.	10,000	115,850
	MarkLines Co. Ltd.	1,500	28,312
	Mars Group Holdings Corp.	1,800	36,863
	Marubun Corp.	1,900	17,485
	Marudai Food Co. Ltd.	2,600	26,755
	Maruha Nichiro Corp.	5,853	114,156
	Maruichi Steel Tube Ltd.	7,200	185,389
	MARUKA FURUSATO Corp.	2,300	35,306
#	Marumae Co. Ltd.	1,200	14,552
#	Marusan Securities Co. Ltd.	6,200	40,070
	Maruwa Co. Ltd.	700	147,509
	Maruzen CHI Holdings Co. Ltd.	400	837
	Maruzen Co. Ltd.	1,400	25,891
	Maruzen Showa Unyu Co. Ltd.	1,600	47,869
	Marvelous, Inc.	3,300	14,119
	Matching Service Japan Co. Ltd.	600	4,614
	Matsuda Sangyo Co. Ltd.	2,125	36,985
#	Matsui Construction Co. Ltd.	3,400	18,384
	Matsui Securities Co. Ltd.	16,500	84,455
#	Matsuoka Corp.	700	6,574
	Matsuya Co. Ltd.	2,500	14,211
	Matsuyafoods Holdings Co. Ltd.	800	28,395

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Max Co. Ltd.	4,000	$89,259
	Maxell Ltd.	5,200	51,305
	Maxvalu Tokai Co. Ltd.	1,200	23,530
	MCJ Co. Ltd.	8,900	77,693
	MEC Co. Ltd.	2,100	55,090
	Media Do Co. Ltd.	900	7,729
	Medical Data Vision Co. Ltd.	3,300	12,107
	Medical System Network Co. Ltd.	2,400	9,619
	Medikit Co. Ltd.	800	14,301
*	Medley, Inc.	1,500	34,383
	MedPeer, Inc.	1,500	6,504
*	Megachips Corp.	2,100	48,688
	Megmilk Snow Brand Co. Ltd.	5,400	87,209
	Meidensha Corp.	4,600	101,931
	Meiji Electric Industries Co. Ltd.	1,400	14,523
	Meiji Shipping Group Co. Ltd.	1,700	8,385
	Meiko Electronics Co. Ltd.	3,400	110,931
	Meisei Industrial Co. Ltd.	5,000	42,502
	MEITEC Group Holdings, Inc.	9,100	169,715
	Meito Sangyo Co. Ltd.	1,200	13,477
#	Meiwa Corp.	4,100	17,388
	Melco Holdings, Inc.	900	19,564
	Members Co. Ltd.	1,500	8,641
	Menicon Co. Ltd.	7,200	69,470
*	Mercari, Inc.	11,000	127,192
#	Mercuria Holdings Co. Ltd.	2,600	17,218
#*	MetaReal Corp.	700	4,345
	METAWATER Co. Ltd.	3,600	44,783
	Micronics Japan Co. Ltd.	3,600	148,297
	Midac Holdings Co. Ltd.	2,400	21,625
	Mie Kotsu Group Holdings, Inc.	5,900	22,171
	Mikuni Corp.	2,700	7,363
	Milbon Co. Ltd.	3,000	58,968
	MIMAKI ENGINEERING Co. Ltd.	1,900	14,812
	Mimasu Semiconductor Industry Co. Ltd.	2,319	53,489
	Ministop Co. Ltd.	1,800	17,621
#	Mirai Industry Co. Ltd.	700	18,336
	Miraial Co. Ltd.	1,100	10,332
	Mirait One Corp.	11,100	135,531
	Mirarth Holdings, Inc.	14,600	44,767
	Miroku Jyoho Service Co. Ltd.	2,800	30,118
	Mitani Corp.	4,800	50,656
	Mitani Sangyo Co. Ltd.	3,900	8,985
	Mitani Sekisan Co. Ltd.	1,200	43,981
	Mito Securities Co. Ltd.	10,500	35,432
	Mitsuba Corp.	5,000	45,908
	Mitsubishi Kakoki Kaisha Ltd.	1,000	24,622
	Mitsubishi Logisnext Co. Ltd.	4,000	39,450
	Mitsubishi Logistics Corp.	4,600	152,610
	Mitsubishi Materials Corp.	10,700	209,105
	Mitsubishi Paper Mills Ltd.	6,500	23,637
	Mitsubishi Pencil Co. Ltd.	4,300	65,594
	Mitsubishi Research Institute, Inc.	1,100	34,199
	Mitsubishi Shokuhin Co. Ltd.	1,900	67,371
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	20,046
	Mitsuboshi Belting Ltd.	2,000	61,341
	Mitsui DM Sugar Holdings Co. Ltd.	1,800	34,983
#	Mitsui E&S Co. Ltd.	9,400	101,902
	Mitsui High-Tec, Inc.	2,100	94,029

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	$22,124
	Mitsui Mining & Smelting Co. Ltd.	7,000	219,498
	Mitsui-Soko Holdings Co. Ltd.	2,100	61,943
	Mitsuuroko Group Holdings Co. Ltd.	4,400	37,673
	Miura Co. Ltd.	1,900	29,893
	MIXI, Inc.	4,400	67,152
	Miyaji Engineering Group, Inc.	1,800	45,510
	Miyazaki Bank Ltd.	2,000	38,858
	Miyoshi Oil & Fat Co. Ltd.	1,100	8,795
	Mizuho Leasing Co. Ltd.	15,000	107,152
	Mizuho Medy Co. Ltd.	600	12,654
	Mizuno Corp.	2,000	97,067
	Mochida Pharmaceutical Co. Ltd.	2,600	52,450
	Modec, Inc.	3,200	63,134
	Monex Group, Inc.	17,100	88,354
	Monogatari Corp.	3,600	97,266
#	MORESCO Corp.	1,100	9,037
	Morinaga & Co. Ltd.	9,400	151,911
	Morinaga Milk Industry Co. Ltd.	10,000	195,954
	Moriroku Holdings Co. Ltd.	900	15,444
	Morita Holdings Corp.	3,900	45,912
	Morito Co. Ltd.	2,600	25,417
	Morozoff Ltd.	1,500	39,712
#	Mortgage Service Japan Ltd.	1,200	3,687
	Mory Industries, Inc.	900	37,483
	MrMax Holdings Ltd.	4,600	19,088
	Mugen Estate Co. Ltd.	1,600	14,072
#	m-up Holdings, Inc.	4,700	31,052
	Murakami Corp.	1,000	29,676
	Musashi Seimitsu Industry Co. Ltd.	5,800	61,459
	Musashino Bank Ltd.	4,100	80,283
	Nabtesco Corp.	10,400	171,516
#	NAC Co. Ltd.	2,200	7,410
	Nachi-Fujikoshi Corp.	2,600	56,202
#	Nafco Co. Ltd.	2,100	38,385
	Nagano Keiki Co. Ltd.	2,100	31,524
	Nagase & Co. Ltd.	12,200	211,064
	Nagase Brothers, Inc.	900	10,725
	Nagatanien Holdings Co. Ltd.	1,600	23,576
#	Nagawa Co. Ltd.	800	37,362
	Naigai Trans Line Ltd.	700	11,176
	Nakabayashi Co. Ltd.	3,300	10,930
	Nakamoto Packs Co. Ltd.	700	7,395
	Nakamuraya Co. Ltd.	600	11,926
	Nakanishi, Inc.	9,300	142,866
	Nakano Refrigerators Co. Ltd.	200	7,472
	Nakayama Steel Works Ltd.	3,500	20,295
#	Namura Shipbuilding Co. Ltd.	7,996	99,699
#	Nankai Electric Railway Co. Ltd.	10,200	177,607
	Nanto Bank Ltd.	4,000	76,879
	Natori Co. Ltd.	1,400	18,875
	NEC Capital Solutions Ltd.	900	21,886
	NEC Networks & System Integration Corp.	6,300	104,656
	NET One Systems Co. Ltd.	9,700	162,306
	Neturen Co. Ltd.	3,800	25,440
#	New Art Holdings Co. Ltd.	1,000	10,406
#*	New Japan Chemical Co. Ltd.	6,200	6,586
#	Nextage Co. Ltd.	6,300	110,608
*	NexTone, Inc.	500	3,689

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	NF Holdings Corp.	600	$4,548
	NHK Spring Co. Ltd.	21,709	220,017
	Nice Corp.	1,300	14,317
	Nichia Steel Works Ltd.	4,000	7,842
	Nichias Corp.	6,700	183,645
	Nichiban Co. Ltd.	1,500	18,154
	Nichicon Corp.	5,900	49,945
	Nichiden Corp.	1,800	28,982
	Nichiha Corp.	3,300	76,946
	Nichireki Co. Ltd.	3,400	51,869
	Nichirin Co. Ltd.	1,430	35,712
	Nihon Chouzai Co. Ltd.	1,400	13,662
	Nihon Dempa Kogyo Co. Ltd.	2,700	22,073
	Nihon Dengi Co. Ltd.	600	22,248
	Nihon Denkei Co. Ltd.	1,050	15,321
	Nihon Flush Co. Ltd.	3,200	18,501
	Nihon House Holdings Co. Ltd.	5,600	11,078
	Nihon Kagaku Sangyo Co. Ltd.	1,900	17,250
	Nihon Kohden Corp.	3,100	84,284
	Nihon M&A Center Holdings, Inc.	40,900	223,859
	Nihon Nohyaku Co. Ltd.	6,100	28,948
	Nihon Parkerizing Co. Ltd.	11,000	84,591
	Nihon Plast Co. Ltd.	1,700	5,425
	Nihon Tokushu Toryo Co. Ltd.	1,400	12,426
	Nihon Trim Co. Ltd.	400	9,032
	Nihon Yamamura Glass Co. Ltd.	800	7,270
	Nikkiso Co. Ltd.	6,200	49,514
	Nikko Co. Ltd.	4,200	19,790
	Nikkon Holdings Co. Ltd.	6,900	135,434
	Nippn Corp.	7,000	108,023
	Nippon Air Conditioning Services Co. Ltd.	4,600	26,314
	Nippon Aqua Co. Ltd.	1,700	10,352
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	22,624
	Nippon Carbide Industries Co., Inc.	1,100	12,559
	Nippon Carbon Co. Ltd.	1,200	42,311
	Nippon Chemical Industrial Co. Ltd.	1,300	19,902
*	Nippon Chemi-Con Corp.	2,900	29,310
	Nippon Coke & Engineering Co. Ltd.	32,300	26,538
	Nippon Concept Corp.	700	8,037
	Nippon Concrete Industries Co. Ltd.	8,400	21,369
	Nippon Denko Co. Ltd.	15,100	29,780
	Nippon Densetsu Kogyo Co. Ltd.	4,700	64,510
	Nippon Electric Glass Co. Ltd.	7,800	193,004
	Nippon Gas Co. Ltd.	11,500	187,556
	Nippon Hume Corp.	3,300	17,750
	Nippon Kayaku Co. Ltd.	14,600	118,923
#	Nippon Kodoshi Corp.	400	5,188
	Nippon Light Metal Holdings Co. Ltd.	9,580	113,676
	Nippon Paper Industries Co. Ltd.	16,500	114,717
	Nippon Parking Development Co. Ltd.	23,500	28,846
	Nippon Pillar Packing Co. Ltd.	2,000	78,779
	Nippon Rietec Co. Ltd.	1,500	12,499
	Nippon Road Co. Ltd.	4,000	47,951
	Nippon Seiki Co. Ltd.	5,800	52,741
	Nippon Seisen Co. Ltd.	1,500	12,661
	Nippon Sharyo Ltd.	1,200	18,363
*	Nippon Sheet Glass Co. Ltd.	12,000	40,001
	Nippon Shinyaku Co. Ltd.	4,800	132,817
	Nippon Shokubai Co. Ltd.	16,800	159,685

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Signal Company Ltd.	7,000	$45,317
	Nippon Soda Co. Ltd.	2,800	102,714
	Nippon Thompson Co. Ltd.	6,500	26,935
#	Nippon Yakin Kogyo Co. Ltd.	1,660	49,111
	Nipro Corp.	17,500	141,591
	Nishikawa Rubber Co. Ltd.	1,900	23,936
	Nishimatsu Construction Co. Ltd.	3,200	92,527
	Nishimatsuya Chain Co. Ltd.	3,400	47,148
	Nishimoto Co. Ltd.	700	25,854
	Nishi-Nippon Financial Holdings, Inc.	15,100	190,901
	Nishi-Nippon Railroad Co. Ltd.	7,200	112,169
	Nishio Holdings Co. Ltd.	2,600	66,435
	Nissan Shatai Co. Ltd.	13,100	84,676
	Nissei ASB Machine Co. Ltd.	1,000	32,872
	Nissei Plastic Industrial Co. Ltd.	1,400	9,973
	Nissha Co. Ltd.	4,900	52,742
	Nisshin Group Holdings Co. Ltd.	5,400	18,323
	Nisshin Oillio Group Ltd.	3,100	99,586
	Nisshinbo Holdings, Inc.	17,536	132,941
	Nissin Corp.	2,200	43,527
#	Nisso Holdings Co. Ltd.	2,300	12,081
	Nissui Corp.	35,600	213,608
	Nitta Corp.	2,600	67,085
	Nitta Gelatin, Inc.	2,000	9,094
	Nittetsu Mining Co. Ltd.	1,600	50,290
	Nitto Fuji Flour Milling Co. Ltd.	400	13,463
	Nitto Kogyo Corp.	3,700	99,245
	Nitto Kohki Co. Ltd.	1,300	20,092
	Nitto Seiko Co. Ltd.	6,200	24,211
	Nittoc Construction Co. Ltd.	3,500	25,285
	Nittoku Co. Ltd.	1,300	16,048
	NJS Co. Ltd.	700	13,917
	Noda Corp.	800	5,656
	Noevir Holdings Co. Ltd.	1,600	52,940
	Nohmi Bosai Ltd.	2,800	42,616
	Nojima Corp.	6,700	80,051
	NOK Corp.	4,700	68,019
	Nomura Micro Science Co. Ltd.	2,800	89,528
	Noritake Co. Ltd.	2,800	73,504
	Noritsu Koki Co. Ltd.	2,900	56,899
	Noritz Corp.	4,000	45,170
	North Pacific Bank Ltd.	32,300	92,894
	NPC, Inc.	3,700	20,088
	NPR-RIKEN Corp.	3,314	60,973
	NS Tool Co. Ltd.	2,000	11,700
	NS United Kaiun Kaisha Ltd.	800	24,208
	NSD Co. Ltd.	8,060	157,541
	NSW, Inc.	1,200	22,665
#	NTN Corp.	51,500	102,203
	Obara Group, Inc.	1,600	41,796
	Oenon Holdings, Inc.	5,000	11,309
	Ogaki Kyoritsu Bank Ltd.	4,200	60,157
#	Ohara, Inc.	700	5,887
#	Ohashi Technica, Inc.	1,700	17,094
	Ohba Co. Ltd.	1,400	9,996
	Ohmoto Gumi Co. Ltd.	900	14,674
	Ohsho Food Service Corp.	1,800	89,208
	Oiles Corp.	2,973	44,968
#*	Oisix ra daichi, Inc.	4,300	32,577

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oita Bank Ltd.	1,600	$29,708
	Okabe Co. Ltd.	4,000	20,352
	Okamoto Industries, Inc.	1,200	37,642
	Okamoto Machine Tool Works Ltd.	700	26,491
	Okamura Corp.	7,900	119,639
	Okasan Securities Group, Inc.	19,900	95,330
	Oki Electric Industry Co. Ltd.	8,400	60,032
	Okinawa Cellular Telephone Co.	2,500	53,717
	Okinawa Electric Power Co., Inc.	5,325	39,726
	Okinawa Financial Group, Inc.	2,860	48,498
	OKUMA Corp.	3,100	139,233
	Okumura Corp.	3,500	109,501
	Okura Industrial Co. Ltd.	1,400	27,787
	Okuwa Co. Ltd.	3,000	17,949
	Onoken Co. Ltd.	2,900	33,928
	Onward Holdings Co. Ltd.	12,700	48,886
	Ootoya Holdings Co. Ltd.	700	22,476
	Open Up Group, Inc.	7,200	91,208
	Optex Group Co. Ltd.	3,800	44,609
*	Optim Corp.	1,200	6,782
	Optimus Group Co. Ltd.	2,800	13,938
	Optorun Co. Ltd.	3,600	44,225
	Organo Corp.	3,200	146,798
	Orient Corp.	4,810	31,392
	Oriental Shiraishi Corp.	13,900	33,354
#	Origin Co. Ltd.	600	4,579
	Oro Co. Ltd.	700	11,566
#	Osaka Organic Chemical Industry Ltd.	1,800	37,308
	Osaka Soda Co. Ltd.	500	29,324
	Osaka Steel Co. Ltd.	1,500	22,801
#	OSAKA Titanium Technologies Co. Ltd.	2,000	31,158
	Osaki Electric Co. Ltd.	6,000	26,098
	OSG Corp.	10,600	136,701
	OUG Holdings, Inc.	500	8,552
	Oyo Corp.	2,700	41,965
	Ozu Corp.	600	6,706
	Pacific Industrial Co. Ltd.	6,100	62,917
#*	Pacific Metals Co. Ltd.	2,400	19,834
	Pack Corp.	1,400	32,514
	PAL GROUP Holdings Co. Ltd.	6,200	73,992
	PALTAC Corp.	2,900	87,774
	Paramount Bed Holdings Co. Ltd.	5,200	88,600
*	Park24 Co. Ltd.	12,800	137,851
	Parker Corp.	2,400	14,670
	Pasona Group, Inc.	2,200	30,872
#	Pegasus Co. Ltd.	2,600	8,620
	Penta-Ocean Construction Co. Ltd.	10,500	52,694
	People Dreams & Technologies Group Co. Ltd.	900	9,786
*	PeptiDream, Inc.	11,500	146,536
#	Pharma Foods International Co. Ltd.	1,600	8,508
#	PHC Holdings Corp.	1,000	7,215
*	PIA Corp.	800	15,773
	Pickles Holdings Co. Ltd.	2,400	17,994
	Pigeon Corp.	15,000	136,725
	Pilot Corp.	3,800	101,706
	Piolax, Inc.	2,300	39,074
	Plus Alpha Consulting Co. Ltd.	3,500	44,521
#	Pola Orbis Holdings, Inc.	4,700	43,128
	Pole To Win Holdings, Inc.	5,100	16,045

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Port, Inc.	1,800	$22,761
	Premium Group Co. Ltd.	4,800	67,377
	Premium Water Holdings, Inc.	400	7,720
	Press Kogyo Co. Ltd.	9,000	44,282
#	Pressance Corp.	2,400	27,812
	Prestige International, Inc.	15,500	66,194
	Prima Meat Packers Ltd.	3,000	43,882
	Procrea Holdings, Inc.	3,104	36,385
	Pronexus, Inc.	2,300	16,739
	Pro-Ship, Inc.	900	7,910
	Proto Corp.	4,200	37,193
	PS Mitsubishi Construction Co. Ltd.	1,110	7,003
	Punch Industry Co. Ltd.	2,600	7,496
	QB Net Holdings Co. Ltd.	1,400	10,111
	Qol Holdings Co. Ltd.	2,600	29,165
	Quick Co. Ltd.	2,200	32,498
	Raccoon Holdings, Inc.	2,900	12,316
	Raito Kogyo Co. Ltd.	4,700	61,070
	Raiznext Corp.	4,600	59,133
#*	Raksul, Inc.	7,500	42,476
	Rasa Corp.	1,400	16,837
	Rasa Industries Ltd.	800	14,231
	Raysum Co. Ltd.	371	8,544
	Relo Group, Inc.	9,600	83,449
	Renaissance, Inc.	1,600	10,239
	Rengo Co. Ltd.	25,300	189,696
#*	RENOVA, Inc.	4,600	43,224
	Resorttrust, Inc.	11,500	190,329
	Restar Corp.	2,800	52,984
	Retail Partners Co. Ltd.	3,200	34,230
	Rheon Automatic Machinery Co. Ltd.	2,000	19,005
	Ricoh Leasing Co. Ltd.	1,500	50,981
	Ride On Express Holdings Co. Ltd.	1,200	7,892
#*	Right On Co. Ltd.	1,500	3,698
	Riken Keiki Co. Ltd.	3,000	73,406
	Riken Technos Corp.	5,600	35,808
	Riken Vitamin Co. Ltd.	2,200	37,913
	Ringer Hut Co. Ltd.	1,800	26,447
	Rion Co. Ltd.	1,400	28,092
#	Riso Kyoiku Co. Ltd.	15,100	26,385
	Rix Corp.	700	19,895
#	Rock Field Co. Ltd.	2,100	20,715
	Rokko Butter Co. Ltd.	1,700	15,771
	Roland Corp.	2,000	54,369
	Roland DG Corp.	1,800	63,508
	Round One Corp.	28,400	124,753
	Royal Holdings Co. Ltd.	2,700	42,207
	RS Technologies Co. Ltd.	2,400	47,657
	Ryobi Ltd.	3,200	55,584
	RYODEN Corp.	2,300	38,576
#	Ryoyo Ryosan Holdings, Inc.	3,168	55,841
	S Foods, Inc.	2,300	44,401
	S&B Foods, Inc.	1,000	28,816
	Sac’s Bar Holdings, Inc.	3,250	17,585
	Sagami Rubber Industries Co. Ltd.	1,000	6,026
	Saibu Gas Holdings Co. Ltd.	2,800	34,913
	Saizeriya Co. Ltd.	1,000	33,767
	Sakai Chemical Industry Co. Ltd.	2,200	28,618
	Sakai Heavy Industries Ltd.	600	23,909

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakai Moving Service Co. Ltd.	3,400	$59,849
	Sakata INX Corp.	5,200	52,814
#	Sakura Internet, Inc.	1,700	63,407
	Sala Corp.	7,300	36,431
	Samco, Inc.	900	25,150
	SAMTY Co. Ltd.	2,800	47,765
	San Holdings, Inc.	4,400	30,225
	San ju San Financial Group, Inc.	2,700	35,691
	San-A Co. Ltd.	2,500	75,028
	San-Ai Obbli Co. Ltd.	6,600	86,584
	Sangetsu Corp.	5,000	106,294
	San-In Godo Bank Ltd.	16,200	126,189
	Sanken Electric Co. Ltd.	2,400	103,616
	Sanki Engineering Co. Ltd.	5,000	70,189
	Sanko Gosei Ltd.	2,900	12,422
	Sankyo Frontier Co. Ltd.	600	16,348
	Sankyo Seiko Co. Ltd.	4,000	19,304
	Sankyo Tateyama, Inc.	2,800	14,371
	Sankyu, Inc.	4,400	152,546
	Sanoh Industrial Co. Ltd.	5,400	38,719
	Sansei Technologies, Inc.	1,200	9,392
	Sansha Electric Manufacturing Co. Ltd.	800	7,745
	Sanshin Electronics Co. Ltd.	2,000	27,846
#	Santec Holdings Corp.	600	18,744
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	400	1,107
	Sanyo Chemical Industries Ltd.	1,600	41,840
	Sanyo Denki Co. Ltd.	1,000	47,149
	Sanyo Electric Railway Co. Ltd.	3,300	43,498
	Sanyo Shokai Ltd.	2,500	44,194
	Sanyo Special Steel Co. Ltd.	2,900	39,229
	Sanyo Trading Co. Ltd.	2,600	24,647
	Sato Holdings Corp.	3,000	41,570
	Sato Shoji Corp.	2,600	29,004
#	Satori Electric Co. Ltd.	2,600	37,689
	Sawai Group Holdings Co. Ltd.	4,600	171,421
	Saxa Holdings, Inc.	400	7,273
	SB Technology Corp.	1,400	25,989
*	SBI ARUHI Corp.	1,300	7,004
	SBI Global Asset Management Co. Ltd.	6,200	25,534
	SBI Insurance Group Co. Ltd.	1,200	7,635
	SBS Holdings, Inc.	2,300	39,646
	Scroll Corp.	4,700	27,910
	SEC Carbon Ltd.	1,000	16,133
#	Seed Co. Ltd.	1,500	5,612
#	Segue Group Co. Ltd.	1,700	5,562
	Seika Corp.	1,600	41,268
	Seikagaku Corp.	5,200	24,550
	Seikitokyu Kogyo Co. Ltd.	1,400	15,842
	Seiko Group Corp.	3,300	87,289
	Seino Holdings Co. Ltd.	7,000	93,780
#	Seiren Co. Ltd.	5,100	84,956
	Sekisui Jushi Corp.	3,700	60,473
	Sekisui Kasei Co. Ltd.	3,500	10,998
#	SEMITEC Corp.	800	9,012
	Senko Group Holdings Co. Ltd.	12,500	91,608
#	Senshu Electric Co. Ltd.	2,000	69,696
	Senshu Ikeda Holdings, Inc.	29,200	74,333
*	Senshukai Co. Ltd.	3,000	5,940
	SERAKU Co. Ltd.	1,100	7,404

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seria Co. Ltd.	4,800	$81,366
	Seven Bank Ltd.	44,200	79,011
	SFP Holdings Co. Ltd.	1,400	18,214
#*	Sharingtechnology, Inc.	2,300	8,011
	Shibaura Electronics Co. Ltd.	1,200	46,459
	Shibaura Machine Co. Ltd.	2,500	55,966
	Shibaura Mechatronics Corp.	1,200	45,706
	Shibusawa Warehouse Co. Ltd.	1,200	23,095
	Shibuya Corp.	2,000	44,698
	Shiga Bank Ltd.	4,699	121,525
	Shikibo Ltd.	900	5,976
	Shikoku Bank Ltd.	5,400	38,880
	Shikoku Electric Power Co., Inc.	16,100	133,431
	Shikoku Kasei Holdings Corp.	4,600	51,820
	Shima Seiki Manufacturing Ltd.	3,200	28,512
	Shimizu Bank Ltd.	2,400	23,812
#	Shimojima Co. Ltd.	1,200	9,616
	Shin Nippon Air Technologies Co. Ltd.	1,200	30,352
#	Shin Nippon Biomedical Laboratories Ltd.	3,300	32,049
	Shinagawa Refractories Co. Ltd.	4,500	54,838
	Shindengen Electric Manufacturing Co. Ltd.	1,400	26,227
	Shin-Etsu Polymer Co. Ltd.	5,000	48,807
	Shinko Shoji Co. Ltd.	4,000	26,359
	Shinmaywa Industries Ltd.	7,700	58,706
	Shinnihon Corp.	3,400	34,128
	Shinnihonseiyaku Co. Ltd.	500	5,430
	Shinsho Corp.	1,000	43,547
	Shinwa Co. Ltd.	3,200	34,625
	Ship Healthcare Holdings, Inc.	9,600	142,828
#	Shizuki Electric Co., Inc.	1,600	4,419
	Shizuoka Gas Co. Ltd.	5,100	31,206
	Shoei Co. Ltd.	6,000	76,871
	Shofu, Inc.	1,700	32,922
	Showa Sangyo Co. Ltd.	2,000	44,839
	Sigma Koki Co. Ltd.	700	6,977
	SIGMAXYZ Holdings, Inc.	3,400	33,831
	Siix Corp.	3,600	37,113
	Silver Life Co. Ltd.	700	3,947
*	Simplex Holdings, Inc.	2,900	46,851
	Sinanen Holdings Co. Ltd.	1,300	41,178
	Sinfonia Technology Co. Ltd.	3,599	76,373
	Sinko Industries Ltd.	2,400	60,949
	Sintokogio Ltd.	5,338	42,492
	SK Kaken Co. Ltd.	200	10,072
	SK-Electronics Co. Ltd.	1,300	26,651
	SKY Perfect JSAT Holdings, Inc.	20,600	121,225
#*	Smaregi, Inc.	600	8,569
	SMK Corp.	500	7,758
	SMS Co. Ltd.	7,700	106,549
	SNT Corp.	3,900	6,627
	Soda Nikka Co. Ltd.	3,100	21,979
	Sodick Co. Ltd.	5,800	26,856
	Soft99 Corp.	2,300	21,202
	Softcreate Holdings Corp.	1,800	21,122
	Software Service, Inc.	400	34,239
	Soken Chemical & Engineering Co. Ltd.	800	14,902
	Solasto Corp.	6,800	21,442
	Soliton Systems KK	1,500	12,224
	Sotetsu Holdings, Inc.	9,700	154,624

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Sotoh Co. Ltd.	600	$2,623
	Space Co. Ltd.	4,280	27,615
	Sparx Group Co. Ltd.	2,360	27,162
	SPK Corp.	1,000	13,028
	S-Pool, Inc.	7,500	14,449
#	Sprix, Inc.	1,600	7,952
	SRA Holdings	1,000	25,017
*	SRE Holdings Corp.	1,600	38,946
#	SRS Holdings Co. Ltd.	2,500	18,023
	ST Corp.	2,100	20,436
	St. Marc Holdings Co. Ltd.	1,700	22,811
	Star Mica Holdings Co. Ltd.	3,600	14,567
	Star Micronics Co. Ltd.	5,000	59,368
	Starts Corp., Inc.	3,800	85,724
	Starzen Co. Ltd.	2,000	34,609
	St-Care Holding Corp.	2,600	14,626
	Stella Chemifa Corp.	1,500	36,549
	Step Co. Ltd.	1,500	18,920
	Strike Co. Ltd.	900	25,163
#	Studio Alice Co. Ltd.	1,100	14,279
	Subaru Enterprise Co. Ltd.	1,000	17,489
	Sugimoto & Co. Ltd.	1,500	22,207
	Sumida Corp.	3,300	26,065
	Suminoe Textile Co. Ltd.	900	15,292
	Sumitomo Bakelite Co. Ltd.	5,300	150,959
	Sumitomo Densetsu Co. Ltd.	2,200	49,415
	Sumitomo Mitsui Construction Co. Ltd.	21,592	55,608
	Sumitomo Osaka Cement Co. Ltd.	4,000	99,313
#*	Sumitomo Pharma Co. Ltd.	18,900	47,698
	Sumitomo Riko Co. Ltd.	5,000	41,628
	Sumitomo Seika Chemicals Co. Ltd.	900	28,661
	Sumitomo Warehouse Co. Ltd.	7,300	120,888
	Sun Frontier Fudousan Co. Ltd.	3,700	46,018
	Suncall Corp.	1,500	4,486
	Sun-Wa Technos Corp.	1,500	21,488
#	SUNWELS Co. Ltd.	1,500	20,918
	Suruga Bank Ltd.	20,500	125,027
#	Suzuden Corp.	1,100	14,893
	Suzuken Co. Ltd.	900	26,580
	Suzuki Co. Ltd.	1,400	12,638
	SWCC Corp.	4,300	113,378
	System Research Co. Ltd.	1,200	11,931
	System Support, Inc.	1,000	11,844
	Systena Corp.	34,600	57,652
	Syuppin Co. Ltd.	1,800	13,180
	T Hasegawa Co. Ltd.	3,100	60,532
	T RAD Co. Ltd.	1,100	26,865
	Tachibana Eletech Co. Ltd.	2,500	47,693
	Tachikawa Corp.	2,700	24,537
	Tachi-S Co. Ltd.	4,300	54,550
	Tadano Ltd.	13,200	105,923
	Taihei Dengyo Kaisha Ltd.	2,000	56,292
	Taiheiyo Cement Corp.	8,600	196,703
	Taiho Kogyo Co. Ltd.	1,900	10,696
	Taikisha Ltd.	2,600	76,686
	Taiko Bank Ltd.	1,100	10,172
	Taisei Lamick Co. Ltd.	800	14,478
	Taiyo Holdings Co. Ltd.	3,500	71,324
	Takamatsu Construction Group Co. Ltd.	2,100	35,361

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takamiya Co. Ltd.	1,700	$5,743
	Takaoka Toko Co. Ltd.	1,200	16,787
	Takara & Co. Ltd.	1,500	24,770
	Takara Bio, Inc.	5,600	36,204
	Takara Holdings, Inc.	18,700	122,848
	Takara Standard Co. Ltd.	4,000	48,797
	Takasago International Corp.	2,100	46,601
	Takasago Thermal Engineering Co. Ltd.	4,800	160,916
	Takashimaya Co. Ltd.	3,500	49,614
#	Takasho Co. Ltd.	1,700	5,498
#	Takatori Corp.	400	10,216
#	Take & Give Needs Co. Ltd.	1,300	8,473
	TAKEBISHI Corp.	1,400	18,292
	Takeuchi Manufacturing Co. Ltd.	3,400	128,973
	Taki Chemical Co. Ltd.	500	12,433
	Takuma Co. Ltd.	7,800	97,607
#	Tama Home Co. Ltd.	1,900	52,575
	Tamron Co. Ltd.	2,000	93,001
	Tamura Corp.	11,000	45,223
#	Tanaka Chemical Corp.	1,600	9,776
	Tanseisha Co. Ltd.	5,900	32,939
	Taoka Chemical Co. Ltd.	1,000	4,903
#*	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	23,462
	Tayca Corp.	1,900	17,972
#	Tazmo Co. Ltd.	1,200	28,353
	Tbk Co. Ltd.	2,800	6,323
	TDC Soft, Inc.	5,200	38,116
	TechMatrix Corp.	5,200	55,110
	Techno Horizon Co. Ltd.	1,400	4,642
	Techno Medica Co. Ltd.	700	7,731
	Techno Ryowa Ltd.	1,500	18,203
	Techno Smart Corp.	700	8,094
	TechnoPro Holdings, Inc.	6,700	114,124
	Tecnos Japan, Inc.	2,900	10,835
	Teijin Ltd.	19,000	185,358
	Teikoku Electric Manufacturing Co. Ltd.	2,300	36,280
	Teikoku Sen-I Co. Ltd.	2,900	43,532
	Teikoku Tsushin Kogyo Co. Ltd.	800	9,442
	Tekken Corp.	1,800	32,843
	Temairazu, Inc.	400	8,187
	Tenma Corp.	2,000	28,587
#	Tenpos Holdings Co. Ltd.	700	15,160
#	Tera Probe, Inc.	500	16,638
#	Terasaki Electric Co. Ltd.	700	8,448
#	TESEC Corp.	700	9,259
	Tess Holdings Co. Ltd.	6,500	17,801
	T-Gaia Corp.	2,100	28,294
	Tigers Polymer Corp.	1,400	9,792
	TKC Corp.	2,400	55,231
*	TKP Corp.	1,600	14,176
	Toa Corp.	12,200	85,277
	TOA ROAD Corp.	3,000	24,696
	Toagosei Co. Ltd.	10,300	103,611
	Tobishima Corp.	3,420	29,693
	TOC Co. Ltd.	6,100	30,389
	Tocalo Co. Ltd.	8,200	94,489
	Tochigi Bank Ltd.	12,300	27,672
	Toda Corp.	25,600	167,207
*	Toda Kogyo Corp.	200	2,616

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toei Co. Ltd.	1,500	$35,607
	Toenec Corp.	1,400	47,931
	Toho Bank Ltd.	31,300	67,205
	Toho Co. Ltd.	900	18,257
	Toho Gas Co. Ltd.	7,100	182,331
#	Toho Holdings Co. Ltd.	5,800	138,952
#	Toho Titanium Co. Ltd.	4,500	38,812
*	Toho Zinc Co. Ltd.	2,700	17,820
	Tohoku Bank Ltd.	800	5,996
#	Tohokushinsha Film Corp.	1,800	14,156
	Tokai Carbon Co. Ltd.	25,500	169,177
	Tokai Corp.	2,500	33,264
	TOKAI Holdings Corp.	10,700	65,812
	Tokai Rika Co. Ltd.	6,900	93,953
	Tokai Tokyo Financial Holdings, Inc.	25,100	91,980
#	Token Corp.	880	60,383
	Tokushu Tokai Paper Co. Ltd.	919	21,801
	Tokuyama Corp.	6,900	142,375
	Tokyo Base Co. Ltd.	2,400	4,507
	Tokyo Electron Device Ltd.	2,400	86,174
	Tokyo Energy & Systems, Inc.	4,100	35,031
	Tokyo Individualized Educational Institute, Inc.	3,700	9,664
	Tokyo Keiki, Inc.	1,800	29,398
	Tokyo Kiraboshi Financial Group, Inc.	3,024	89,764
	Tokyo Rope Manufacturing Co. Ltd.	600	5,481
#	Tokyo Sangyo Co. Ltd.	2,700	11,351
	Tokyo Steel Manufacturing Co. Ltd.	6,600	70,012
#	Tokyo Tekko Co. Ltd.	1,500	43,781
#	Tokyo Theatres Co., Inc.	600	4,337
#	Tokyotokeiba Co. Ltd.	1,800	49,616
	Tokyu Construction Co. Ltd.	10,400	55,966
	Toli Corp.	6,000	15,123
	Tomato Bank Ltd.	900	6,896
	Tomen Devices Corp.	400	16,978
	Tomoe Corp.	3,500	15,862
	Tomoe Engineering Co. Ltd.	1,000	27,406
	Tomoku Co. Ltd.	1,500	24,584
	TOMONY Holdings, Inc.	16,800	44,407
	Tomy Co. Ltd.	10,417	166,559
	Tonami Holdings Co. Ltd.	800	24,371
	Topcon Corp.	13,400	157,387
	Topre Corp.	4,300	69,409
	Topy Industries Ltd.	1,600	27,137
	Torex Semiconductor Ltd.	1,100	12,291
	Toridoll Holdings Corp.	4,600	110,540
	Torigoe Co. Ltd.	2,500	11,022
	Torii Pharmaceutical Co. Ltd.	1,600	39,934
	Torikizoku Holdings Co. Ltd.	500	12,731
	Torishima Pump Manufacturing Co. Ltd.	2,000	36,109
	Tosei Corp.	4,200	65,570
	Toshiba TEC Corp.	3,200	64,365
	Tosho Co. Ltd.	2,800	12,082
	Totech Corp.	3,600	71,196
	Totetsu Kogyo Co. Ltd.	3,100	61,929
#	Tottori Bank Ltd.	600	5,246
	Toukei Computer Co. Ltd.	1,000	24,885
	Tow Co. Ltd.	4,500	10,506
	Towa Bank Ltd.	7,700	32,970
	Towa Corp.	2,400	138,217

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Towa Pharmaceutical Co. Ltd.	3,000	$54,001
	Toyo Construction Co. Ltd.	10,400	84,266
	Toyo Corp.	3,000	28,914
	Toyo Denki Seizo KK	1,000	7,107
	Toyo Engineering Corp.	3,400	20,281
#	Toyo Gosei Co. Ltd.	600	30,784
	Toyo Kanetsu KK	1,200	33,295
	Toyo Machinery & Metal Co. Ltd.	2,600	12,247
	Toyo Securities Co. Ltd.	12,000	29,355
	Toyo Tanso Co. Ltd.	1,900	93,719
	Toyo Tire Corp.	5,700	107,839
	Toyobo Co. Ltd.	16,900	119,928
	TPR Co. Ltd.	3,300	48,768
	Trancom Co. Ltd.	1,000	36,362
	Trans Genic, Inc.	2,100	3,168
	Transaction Co. Ltd.	2,400	27,196
	Transcosmos, Inc.	3,300	71,337
	TRE Holdings Corp.	6,356	51,157
	Treasure Factory Co. Ltd.	1,400	14,558
	Trenders, Inc.	1,600	11,496
	Trusco Nakayama Corp.	5,200	86,020
	TS Tech Co. Ltd.	11,800	145,295
	TSI Holdings Co. Ltd.	8,125	45,343
	Tsubaki Nakashima Co. Ltd.	9,000	48,312
	Tsubakimoto Chain Co.	3,500	120,498
	Tsubakimoto Kogyo Co. Ltd.	1,200	16,636
#	Tsuburaya Fields Holdings, Inc.	4,100	46,779
	Tsugami Corp.	5,000	43,169
#	Tsukada Global Holdings, Inc.	1,900	5,211
	Tsukishima Holdings Co. Ltd.	4,000	37,337
#	Tsukuba Bank Ltd.	5,500	10,628
	Tsumura & Co.	7,800	187,954
	Tsurumi Manufacturing Co. Ltd.	2,000	45,193
#	Tsutsumi Jewelry Co. Ltd.	800	11,345
	TV Asahi Holdings Corp.	3,400	44,591
	Tv Tokyo Holdings Corp.	1,500	28,122
	UACJ Corp.	4,203	128,417
	UBE Corp.	12,100	221,208
	Ubicom Holdings, Inc.	800	5,877
	Uchida Yoko Co. Ltd.	1,200	53,184
	ULS Group, Inc.	300	7,511
#	Ultrafabrics Holdings Co. Ltd.	600	4,592
	U-Next Holdings Co. Ltd.	1,600	44,711
	Union Tool Co.	900	26,072
	Unipres Corp.	5,500	40,691
	United Arrows Ltd.	2,700	31,116
#	United Super Markets Holdings, Inc.	6,300	35,957
	UNITED, Inc.	2,400	12,651
#*	Unitika Ltd.	10,400	13,668
	Universal Entertainment Corp.	3,800	39,781
	User Local, Inc.	600	7,929
	Ushio, Inc.	11,800	155,215
	UT Group Co. Ltd.	4,300	90,170
	V Technology Co. Ltd.	1,500	24,099
	Valor Holdings Co. Ltd.	4,800	73,539
	Valqua Ltd.	1,500	41,928
	Value HR Co. Ltd.	1,400	11,956
	ValueCommerce Co. Ltd.	2,300	15,743
*	V-Cube, Inc.	1,000	1,494

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Vector, Inc.	3,300	$27,675
	Vertex Corp.	1,800	20,020
*	Vision, Inc.	5,000	36,571
*	Visional, Inc.	1,800	82,131
	Vital KSK Holdings, Inc.	5,900	46,044
	VT Holdings Co. Ltd.	7,400	24,492
	Wacoal Holdings Corp.	5,200	113,810
	Wakachiku Construction Co. Ltd.	1,700	37,343
	Wakita & Co. Ltd.	3,700	36,714
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	38,046
	Watahan & Co. Ltd.	2,000	19,897
	WATAMI Co. Ltd.	1,100	6,454
	WDB Holdings Co. Ltd.	1,100	15,751
	WDI Corp.	600	12,215
	Weathernews, Inc.	700	20,556
	Wellneo Sugar Co. Ltd.	2,100	29,291
	Wellnet Corp.	2,300	8,015
#	West Holdings Corp.	3,408	56,865
#	Will Group, Inc.	1,500	10,237
*	WingArc1st, Inc.	2,600	44,035
#	Wood One Co. Ltd.	600	3,814
	World Co. Ltd.	2,800	36,931
	World Holdings Co. Ltd.	1,000	14,981
	Wowow, Inc.	800	5,570
#*	W-Scope Corp.	7,000	22,684
	Xebio Holdings Co. Ltd.	4,700	30,120
	Yahagi Construction Co. Ltd.	4,200	39,464
	YAKUODO Holdings Co. Ltd.	1,200	21,800
	YAMABIKO Corp.	3,960	52,405
	YAMADA Consulting Group Co. Ltd.	1,900	22,707
	Yamae Group Holdings Co. Ltd.	1,100	18,082
	Yamagata Bank Ltd.	3,600	26,811
	Yamaguchi Financial Group, Inc.	20,300	205,063
	Yamaichi Electronics Co. Ltd.	3,100	53,464
	Yamanashi Chuo Bank Ltd.	4,600	52,320
	Yamatane Corp.	1,000	16,901
	Yamato Corp.	1,400	8,964
#	Yamaura Corp.	1,300	11,375
#	Yamaya Corp.	1,000	19,446
	Yamazen Corp.	6,600	57,964
	Yaoko Co. Ltd.	1,300	70,281
	Yashima Denki Co. Ltd.	2,600	25,446
	Yasuda Logistics Corp.	2,000	17,583
#	Yasunaga Corp.	900	3,778
	Yellow Hat Ltd.	4,500	58,496
	Yodogawa Steel Works Ltd.	2,400	75,326
	Yokogawa Bridge Holdings Corp.	4,000	72,550
	Yokorei Co. Ltd.	6,700	44,184
	Yokowo Co. Ltd.	2,300	24,422
	Yomeishu Seizo Co. Ltd.	1,000	14,678
	Yondenko Corp.	840	20,044
	Yondoshi Holdings, Inc.	2,300	27,686
#	Yonex Co. Ltd.	7,400	59,011
#	Yorozu Corp.	2,000	12,150
*	Yoshimura Food Holdings KK	1,500	14,466
	Yoshinoya Holdings Co. Ltd.	8,200	150,174
	Yotai Refractories Co. Ltd.	3,000	27,574
	Yuasa Trading Co. Ltd.	2,000	73,086
	Yukiguni Maitake Co. Ltd.	2,100	13,179

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yurtec Corp.	6,100	$56,518
	Yushin Precision Equipment Co. Ltd.	1,200	5,300
	Yushiro Chemical Industry Co. Ltd.	1,000	12,473
#	Zenitaka Corp.	400	10,284
	Zenrin Co. Ltd.	3,800	21,474
	Zeon Corp.	11,900	118,597
	ZERIA Pharmaceutical Co. Ltd.	3,400	45,091
	ZIGExN Co. Ltd.	10,600	35,524
	Zojirushi Corp.	3,300	32,190
	Zuiko Corp.	2,800	17,913

TOTAL JAPAN			67,683,749

NETHERLANDS — (2.0%)
	Aalberts NV	11,759	559,091
	Acomo NV	2,505	46,634
#*Ω	Alfen NV	2,289	98,651
	Allfunds Group PLC	6,947	43,658
	AMG Critical Materials NV	3,379	79,306
	Aperam SA	6,050	175,913
	Arcadis NV	9,292	573,864
*	Avantium NV	4,187	11,446
Ω	B&S Group SARL	3,081	16,594
#*Ω	Basic-Fit NV	4,834	105,817
	BE Semiconductor Industries NV	8,268	1,096,949
	Brunel International NV	2,645	28,600
	Corbion NV	7,289	158,305
Ω	CTP NV	7,740	131,299
	Flow Traders Ltd.	4,148	85,369
	ForFarmers NV	4,983	12,835
	Fugro NV	21,119	512,247
*	InPost SA	10,998	176,570
#	Kendrion NV	2,301	32,058
	Koninklijke BAM Groep NV	33,125	135,031
	Koninklijke Heijmans NV, CVA	3,283	61,614
	Koninklijke Vopak NV	8,061	320,115
#	MFE-MediaForEurope NV, Class B	8,379	33,664
	Nedap NV	608	40,365
	OCI NV	7,075	190,293
#*	Pharming Group NV	79,550	74,088
*	Pluxee NV	4,817	148,515
	PostNL NV	35,823	48,198
	SBM Offshore NV	15,980	236,082
*	SIF Holding NV	631	6,819
Ω	Signify NV	14,744	402,091
	Sligro Food Group NV	3,086	46,807
*††	SRH NV	15,156	0
	TKH Group NV	5,041	217,136
#*	TomTom NV	7,909	47,142
	Van Lanschot Kempen NV	4,197	148,674

TOTAL NETHERLANDS			6,101,840

NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	50,135
	Arvida Group Ltd.	48,553	30,824
	Briscoe Group Ltd.	4,326	11,354
	Channel Infrastructure NZ Ltd.	33,823	30,852
	Chorus Ltd.	15,906	67,396
	Delegat Group Ltd.	3,242	12,614

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Freightways Group Ltd.	12,736	$62,976
	Genesis Energy Ltd.	15,520	21,265
#*	Gentrack Group Ltd.	4,745	22,827
	Hallenstein Glasson Holdings Ltd.	5,327	18,947
#	Heartland Group Holdings Ltd.	84,545	52,755
	Investore Property Ltd.	32,043	21,299
	KMD Brands Ltd.	57,266	18,205
	Manawa Energy Ltd.	4,827	12,362
	NZME Ltd.	14,069	7,349
	NZX Ltd.	25,755	17,703
	Oceania Healthcare Ltd.	61,685	21,809
*	Pacific Edge Ltd.	48,944	2,674
	PGG Wrightson Ltd.	1,057	1,213
	Rakon Ltd.	8,385	4,931
*	Restaurant Brands New Zealand Ltd.	2,935	5,878
	Sanford Ltd.	8,585	20,208
	Scales Corp. Ltd.	8,503	17,016
*	Serko Ltd.	3,777	8,255
#	Skellerup Holdings Ltd.	13,671	36,158
	SKY Network Television Ltd.	12,046	20,650
	SKYCITY Entertainment Group Ltd.	47,456	49,733
	Steel & Tube Holdings Ltd.	31,557	18,873
	Summerset Group Holdings Ltd.	18,327	119,608
*	Synlait Milk Ltd.	6,969	1,965
	Tourism Holdings Ltd.	13,562	23,170
*	TOWER Ltd.	35,693	17,225
#	Turners Automotive Group Ltd.	4,684	12,054
#*	Vista Group International Ltd.	26,411	28,041
#	Warehouse Group Ltd.	13,502	11,270

TOTAL NEW ZEALAND			879,594

NORWAY — (1.0%)
	2020 Bulkers Ltd.	1,664	25,679
	ABG Sundal Collier Holding ASA	48,103	25,180
	AF Gruppen ASA	2,925	37,637
#*	Agilyx ASA	3,604	9,647
*	Akastor ASA	20,811	25,638
#*	Aker Carbon Capture ASA	25,149	15,750
	AMSC ASA	10,667	29,394
*	ArcticZymes Technologies ASA	4,800	11,156
	Atea ASA	9,153	116,855
#*	Atlantic Sapphire ASA	5,141	418
	Austevoll Seafood ASA	9,175	73,262
Ω	Avance Gas Holding Ltd.	3,411	49,573
*	Axactor ASA	25,001	10,910
	B2 Impact ASA	23,892	18,437
	Belships ASA	7,600	17,125
	BEWi ASA	6,546	17,155
*	Bluenord ASA	1,879	96,300
	Bonheur ASA	2,161	49,076
#	Borr Drilling Ltd	11,278	59,773
	Borregaard ASA	5,447	93,301
	Bouvet ASA	10,437	57,220
Ω	BW LPG Ltd.	9,293	134,196
	BW Offshore Ltd.	10,768	27,040
*	Cadeler AS	9,905	47,016
*	Cloudberry Clean Energy ASA	22,324	18,156
*Ω	Crayon Group Holding ASA	6,066	44,638
	DNO ASA	55,702	51,564

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#Ω	Elkem ASA	13,635	$23,825
Ω	Elmera Group ASA	17,422	51,936
	Elopak ASA	10,134	30,850
Ω	Europris ASA	16,921	106,496
*	FLEX LNG Ltd.	1,380	35,894
*	Gaming Innovation Group, Inc.	7,082	21,579
	Gram Car Carriers ASA	1,095	25,317
	Grieg Seafood ASA	5,477	35,558
*	Hexagon Composites ASA	17,331	26,230
#*	Hexagon Purus ASA	5,948	2,819
Ω	Kid ASA	4,003	52,746
	Kitron ASA	23,107	59,412
Ω	Klaveness Combination Carriers ASA	3,243	31,469
*	Kongsberg Automotive ASA	96,264	15,471
*	LINK Mobility Group Holding ASA	33,260	58,548
	Medistim ASA	1,105	17,914
*	Morrow Bank ASA	13,215	4,776
#	MPC Container Ships ASA	26,724	42,956
Ω	Multiconsult ASA	1,536	19,500
	Norbit ASA	2,867	18,443
#Ω	Norske Skog ASA	7,831	26,202
*	Norwegian Air Shuttle ASA	69,005	89,623
*	NRC Group ASA	5,788	6,549
#*	Nykode Therapeutics ASA	15,821	18,922
	Odfjell Drilling Ltd.	14,732	67,149
	Odfjell SE, Class A	2,813	44,445
	Odfjell Technology Ltd.	1,620	9,036
#*	OKEA ASA	3,071	7,074
Ω	Okeanis Eco Tankers Corp.	2,062	63,930
*	Otello Corp. ASA	4,092	2,861
	Panoro Energy ASA	7,326	18,689
	Pareto Bank ASA	2,935	15,250
	Pexip Holding ASA	6,590	15,620
*	PGS ASA	115,956	89,108
*	PhotoCure ASA	3,580	17,694
	Rana Gruber ASA	3,575	26,703
#*	REC Silicon ASA	35,228	34,032
	Sandnes Sparebank	1,135	10,083
*	SATS ASA	6,868	10,783
*Ω	Scatec ASA	13,436	98,058
	Selvaag Bolig ASA	5,226	16,585
#*Ω	Shelf Drilling Ltd.	13,484	22,530
*	Siem Offshore, Inc.	8,468	27,087
	Sparebank 1 Oestlandet	2,663	32,089
	SpareBank 1 Sorost-Norge	8,478	52,055
	Sparebanken More	3,895	29,710
#	TGS ASA	1,851	20,880
	Veidekke ASA	8,719	91,164
*	Volue ASA	4,262	11,102
	Wilh Wilhelmsen Holding ASA, Class A	1,434	50,028
*Ω	XXL ASA	45,551	3,158
#*	Zaptec ASA	6,598	7,902

TOTAL NORWAY			2,879,936

PORTUGAL — (0.4%)
	Altri SGPS SA	13,025	71,773
*	Banco Comercial Portugues SA, Class R	1,368,272	477,732
	Corticeira Amorim SGPS SA	5,127	52,347
	CTT-Correios de Portugal SA	11,368	53,402

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
*	Greenvolt-Energias Renovaveis SA	3,871	$34,262
	Ibersol SGPS SA	1,871	14,006
	Mota-Engil SGPS SA	12,914	55,889
	Navigator Co. SA	16,876	74,536
	NOS SGPS SA	33,682	116,339
	REN - Redes Energeticas Nacionais SGPS SA	53,792	129,882
	Semapa-Sociedade de Investimento e Gestao	917	15,552
	Sonae SGPS SA	109,133	109,271

TOTAL PORTUGAL			1,204,991

SINGAPORE — (0.9%)
	AEM Holdings Ltd.	18,200	31,148
	Aztech Global Ltd.	18,500	12,433
*††	Best World International Ltd.	18,800	33,691
	Boustead Singapore Ltd.	40,300	28,156
	Bukit Sembawang Estates Ltd.	15,900	38,996
	Capitaland India Trust	99,814	72,941
	China Aviation Oil Singapore Corp. Ltd.	27,800	18,885
	China Sunsine Chemical Holdings Ltd.	43,800	13,281
	Chuan Hup Holdings Ltd.	87,000	10,981
	ComfortDelGro Corp. Ltd.	201,300	218,958
*	COSCO Shipping International Singapore Co. Ltd.	175,500	17,695
*	Creative Technology Ltd.	2,650	2,315
	CSE Global Ltd.	40,000	12,379
	Del Monte Pacific Ltd.	39,100	3,109
	Delfi Ltd.	32,000	21,273
	DFI Retail Group Holdings Ltd.	14,100	27,377
	Dyna-Mac Holdings Ltd.	68,700	19,692
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	0
	Far East Orchard Ltd.	11,554	8,539
	First Resources Ltd.	60,300	62,122
	Food Empire Holdings Ltd.	26,500	24,813
	Fraser & Neave Ltd.	24,800	18,714
	Frencken Group Ltd.	23,200	24,499
	Fu Yu Corp. Ltd.	62,300	5,787
	Geo Energy Resources Ltd.	62,900	14,024
	Golden Agri-Resources Ltd.	641,300	128,988
	GuocoLand Ltd.	41,300	45,328
	Haw Par Corp. Ltd.	10,000	71,824
	Ho Bee Land Ltd.	24,900	35,158
	Hong Fok Corp. Ltd.	54,120	33,264
	Hong Leong Asia Ltd.	16,000	7,322
	Hong Leong Finance Ltd.	28,500	52,351
	Hotel Grand Central Ltd.	44,475	25,389
	Hour Glass Ltd.	15,200	17,785
	Hutchison Port Holdings Trust	544,100	69,577
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	61,344
	Indofood Agri Resources Ltd.	28,000	6,147
*	Japfa Ltd.	32,120	7,062
	Keppel Infrastructure Trust	359,185	124,606
	Mandarin Oriental International Ltd.	29,400	49,429
	Metro Holdings Ltd.	51,300	18,556
	Micro-Mechanics Holdings Ltd.	5,200	5,365
*††	Midas Holdings Ltd.	114,000	0
*	mm2 Asia Ltd.	144,000	2,095
	Nanofilm Technologies International Ltd.	23,000	10,864
	Netlink NBN Trust	252,800	158,210

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Oceanus Group Ltd.	837,300	$5,482
	Olam Group Ltd.	72,500	62,420
	OUE Ltd.	48,400	37,487
*	Oxley Holdings Ltd.	85,599	5,393
	Propnex Ltd.	24,200	15,663
	QAF Ltd.	16,600	10,325
*	Raffles Education Ltd.	63,960	2,108
	Raffles Medical Group Ltd.	85,287	62,461
	Riverstone Holdings Ltd.	50,900	29,172
*	SATS Ltd.	54,875	100,777
	SBS Transit Ltd.	8,500	16,228
	Sheng Siong Group Ltd.	66,800	75,724
	SIA Engineering Co. Ltd.	22,600	37,320
	Silverlake Axis Ltd.	61,400	11,675
	Sinarmas Land Ltd.	108,000	12,194
	Singapore Land Group Ltd.	16,800	22,101
	Singapore Post Ltd.	134,500	44,283
	Stamford Land Corp. Ltd.	40,485	11,267
	StarHub Ltd.	68,000	58,140
	Straits Trading Co. Ltd.	15,812	16,993
*††	Swiber Holdings Ltd.	34,498	0
	Thomson Medical Group Ltd.	346,900	12,968
	Tuan Sing Holdings Ltd.	49,967	9,131
	UMS Holdings Ltd.	44,262	43,458
	UOB-Kay Hian Holdings Ltd.	43,207	44,599
	Valuetronics Holdings Ltd.	29,800	12,860
	Venture Corp. Ltd.	22,700	240,512
	Vicom Ltd.	8,800	9,016
	Wing Tai Holdings Ltd.	50,670	54,475
	Yeo Hiap Seng Ltd.	2,538	1,059

TOTAL SINGAPORE			2,737,763

SPAIN — (2.4%)
	Acciona SA	464	53,641
	Acerinox SA	18,875	203,352
Ω	Aedas Homes SA	1,812	36,211
	Almirall SA	11,535	105,274
#*	Amper SA	209,940	23,090
	Applus Services SA	17,685	239,092
	Atresmedia Corp. de Medios de Comunicacion SA	9,675	48,589
*	Audax Renovables SA	12,157	21,935
	Azkoyen SA	2,184	14,396
	Banco de Sabadell SA	591,420	1,129,733
	Bankinter SA	84,414	667,222
	Cia de Distribucion Integral Logista Holdings SA	7,624	207,368
	CIE Automotive SA	4,868	128,675
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	69,320
*	Distribuidora Internacional de Alimentacion SA	2,246,218	30,765
	Ebro Foods SA	7,810	133,500
*	eDreams ODIGEO SA	8,243	56,123
	Elecnor SA	5,253	113,144
	Enagas SA	30,879	452,872
	Ence Energia y Celulosa SA	13,122	46,736
	Ercros SA	14,096	52,918
	Faes Farma SA	40,443	146,748
	Fluidra SA	9,216	195,086
Ω	Gestamp Automocion SA	17,887	53,597
Ω	Global Dominion Access SA	11,493	42,955
#*	Grenergy Renovables SA	1,360	39,712

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Grifols SA	7,328	$67,069
	Grupo Catalana Occidente SA	5,499	212,947
	Grupo Empresarial San Jose SA	2,273	9,856
	Iberpapel Gestion SA	963	19,305
	Indra Sistemas SA	19,135	365,800
	Laboratorio Reig Jofre SA	1,733	4,606
	Laboratorios Farmaceuticos Rovi SA	3,643	326,937
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	54,942
	Mapfre SA	98,862	238,511
*	Melia Hotels International SA	13,608	105,820
	Miquel y Costas & Miquel SA	3,439	42,274
Ω	Neinor Homes SA	4,984	55,897
*	Obrascon Huarte Lain SA	24,285	8,748
*	Oryzon Genomics SA	3,260	6,823
	Pharma Mar SA	586	18,951
	Prim SA	846	9,163
*	Promotora de Informaciones SA, Class A	21,413	7,823
Ω	Prosegur Cash SA	36,936	20,489
	Realia Business SA	40,885	44,421
	Sacyr SA	55,108	191,601
*	Solaria Energia y Medio Ambiente SA	8,193	83,365
*	Soltec Power Holdings SA	2,859	6,942
Ω	Talgo SA	10,483	49,317
*	Tecnicas Reunidas SA	5,293	52,509
	Tubacex SA	17,770	59,345
Ω	Unicaja Banco SA	190,238	248,500
	Vidrala SA	2,484	261,203
	Viscofan SA	4,964	315,608
	Vocento SA	10,365	10,359

TOTAL SPAIN			7,211,185

SWEDEN — (2.8%)
Ω	AcadeMedia AB	11,393	52,088
	AddLife AB, Class B	8,958	82,410
	Addnode Group AB	14,839	152,814
	AFRY AB	9,708	152,500
Ω	Alimak Group AB	9,300	85,936
	Alleima AB	18,729	116,408
	Alligo AB, Class B	3,336	38,937
Ω	Ambea AB	15,686	90,051
#*	Annehem Fastigheter AB, Class B	4,374	6,606
	AQ Group AB	1,685	96,514
	Arise AB	2,664	9,366
	Arjo AB, Class B	21,993	92,305
Ω	Attendo AB	17,080	64,417
	Balco Group AB	780	2,871
	Beijer Alma AB	5,922	112,072
	Bergman & Beving AB	5,203	105,105
	Betsson AB, Class B	15,760	174,201
*	Better Collective AS	5,192	139,083
*	BHG Group AB	34,784	43,192
	Bilia AB, Class A	9,569	120,186
	Billerud Aktiebolag	6,379	52,905
*Ω	BioArctic AB	4,127	72,622
*	BioInvent International AB	4,765	11,170
	Biotage AB	1,366	20,611
*	Bonava AB, Class B	29,853	27,148
*Ω	Boozt AB	4,035	46,000
Ω	Bravida Holding AB	2,300	15,552

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	BTS Group AB, Class B	760	$24,587
	Bufab AB	3,329	101,264
	Bulten AB	1,365	10,187
	Bure Equity AB	5,479	171,540
*	Byggfakta Group Nordic Holdco AB	4,465	20,933
*	Byggmax Group AB	8,034	24,891
*	Calliditas Therapeutics AB, ADR	237	4,600
	Catella AB	6,126	16,784
	Catena AB	4,337	189,808
#*	Catena Media PLC	8,350	6,542
*	Cavotec SA	3,590	5,286
	Cellavision AB	1,836	37,274
	Cibus Nordic Real Estate AB publ	6,346	82,651
*	Cint Group AB	9,045	9,667
	Clas Ohlson AB, Class B	7,761	93,662
	Cloetta AB, Class B	35,878	53,426
	Concentric AB	4,906	84,496
Ω	Coor Service Management Holding AB	11,573	50,291
	Corem Property Group AB, Class B	39,227	29,143
	Corem Property Group AB, Class D	1,514	30,817
	CTT Systems AB	1,396	44,123
	Dedicare AB, Class B	822	4,165
	Dios Fastigheter AB	7,839	59,893
Ω	Dometic Group AB	5,878	42,005
*Ω	Dustin Group AB	35,752	40,620
	Eastnine AB	3,095	46,570
	Elanders AB, Class B	2,467	22,004
	Electrolux Professional AB, Class B	22,887	147,779
*Ω	Eltel AB	2,122	1,275
*	Enea AB	2,398	13,120
	Eolus Vind AB, Class B	1,951	12,569
	Ependion AB	3,083	30,259
	Ework Group AB	1,140	14,833
	Fagerhult Group AB	9,325	59,837
	Fasadgruppen Group AB	1,014	6,295
*	Fastighets AB Trianon	3,524	5,772
#	FastPartner AB, Class A	4,631	31,095
	Fenix Outdoor International AG	523	32,944
	Ferronordic AB	734	4,365
*	Fingerprint Cards AB, Class B	40,821	1,874
	FormPipe Software AB	2,655	6,736
	G5 Entertainment AB	858	9,302
	GARO AB	263	743
	Granges AB	13,482	159,201
*Ω	Green Landscaping Group AB	965	7,408
	Hanza AB	4,490	23,378
	Heba Fastighets AB, Class B	11,429	33,751
	Hemnet Group AB	2,411	62,659
	HMS Networks AB	3,262	120,891
*Ω	Hoist Finance AB	7,538	35,859
*	Humana AB	3,640	9,770
	IAR Systems Group AB	394	5,311
#	Instalco AB	18,294	64,413
#*	International Petroleum Corp.	11,575	146,332
	INVISIO AB	2,567	56,150
	Inwido AB	6,754	83,185
	ITAB Shop Concept AB	6,810	11,683
#	JM AB	7,100	120,237
*	John Mattson Fastighetsforetagen AB	2,266	11,323

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Kabe Group AB, Class B	409	$12,352
*	Karnov Group AB	13,267	79,155
#*	K-fast Holding AB	9,722	15,889
	KNOW IT AB	4,178	54,069
	Lime Technologies AB	1,571	49,880
	Lindab International AB	12,632	253,755
	Loomis AB	2,261	57,784
*	Maha Energy AB	6,730	5,460
*	Medcap AB	2,076	81,874
	Medicover AB, Class B	3,301	51,714
	MEKO AB	6,042	61,595
*	Midsona AB, Class B	2,500	1,804
*	Modern Times Group MTG AB, Class B	17,794	152,432
	Momentum Group AB	4,931	61,665
#	NCAB Group AB	16,504	107,295
	NCC AB, Class B	12,373	150,485
	Nederman Holding AB	2,831	48,843
*	Net Insight AB, Class B	41,507	19,642
	New Wave Group AB, Class B	11,290	102,810
	Nilorngruppen AB, Class B	954	6,466
#*	Nobia AB	59,716	24,319
	Nolato AB, Class B	22,976	112,743
	Nordic Paper Holding AB	3,379	16,904
	Nordic Waterproofing Holding AB	3,649	53,942
*	Norion Bank AB	8,935	33,009
*	Note AB	1,939	24,514
	NP3 Fastigheter AB	4,244	88,888
	Nyfosa AB	21,543	186,364
	OEM International AB, Class B	8,880	87,435
#*	Orron Energy AB	27,733	18,250
#*	Ovzon AB	2,036	2,593
*	OX2 AB	1,519	5,480
	Peab AB, Class B	19,948	121,610
	Platzer Fastigheter Holding AB, Class B	6,591	53,280
*	Pricer AB, Class B	22,502	23,150
	Proact IT Group AB	2,325	22,003
#	Probi AB	193	3,548
	Ratos AB, Class B	24,460	84,896
*	RaySearch Laboratories AB	4,293	46,729
	Rejlers AB	1,542	19,719
Ω	Resurs Holding AB	23,704	35,669
	Rottneros AB	8,130	8,490
	Rvrc Holding AB	10,525	59,532
	Scandi Standard AB	5,934	41,266
#*Ω	Scandic Hotels Group AB	29,182	152,998
*	Sdiptech AB, Class B	3,524	89,793
#*	Sedana Medical AB	4,668	9,555
*Ω	Sinch AB	62,462	141,226
	SinterCast AB	685	6,382
	SkiStar AB	4,670	64,691
	Solid Forsakring AB	1,512	9,899
*	Stendorren Fastigheter AB	2,374	38,815
*	Stillfront Group AB	50,717	48,198
#	Storskogen Group AB, Class B	117,649	63,031
	Synsam AB	2,456	11,272
	Systemair AB	12,291	83,289
	Tethys Oil AB	4,178	13,804
*	TF Bank AB	509	9,670
#*	Tobii AB	20,318	7,170

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Troax Group AB	4,185	$84,199
#*	Truecaller AB, Class B	21,395	67,983
	VBG Group AB, Class B	4,057	141,973
#*	Viaplay Group AB	47,184	3,092
	Vitec Software Group AB, Class B	3,155	150,918
	Volati AB	1,959	18,271
	XANO Industri AB, Class B	1,571	13,217
*	XSpray Pharma AB	787	2,847

TOTAL SWEDEN			8,402,243

SWITZERLAND — (7.2%)
	Accelleron Industries AG	12,678	492,905
	Adecco Group AG	21,275	744,252
	Allreal Holding AG	2,145	346,422
	ALSO Holding AG	1,007	248,041
*	Aluflexpack AG	525	8,417
*	ams-OSRAM AG	39,733	47,722
	APG SGA SA	211	47,676
	Arbonia AG	6,387	84,133
*	Aryzta AG	151,969	287,713
	Ascom Holding AG	5,945	47,690
	Autoneum Holding AG	491	78,429
*	Avolta AG	10,346	391,253
	Baloise Holding AG	5,446	822,961
	Banque Cantonale de Geneve	373	120,806
	Banque Cantonale Vaudoise	2,486	259,972
*	Basilea Pharmaceutica AG	1,397	59,958
	Belimo Holding AG	1,399	647,300
	Bell Food Group AG	344	99,767
	Bellevue Group AG	1,225	24,318
	Berner Kantonalbank AG	606	165,569
	BKW AG	2,186	324,485
	Bossard Holding AG, Class A	869	197,595
	Bucher Industries AG	956	367,347
	Burckhardt Compression Holding AG	467	297,444
	Burkhalter Holding AG	204	22,369
	Bystronic AG	206	91,619
	Calida Holding AG	895	28,223
	Carlo Gavazzi Holding AG	62	20,508
	Cembra Money Bank AG	4,341	331,870
*	Cicor Technologies Ltd.	259	14,139
	Cie Financiere Tradition SA	292	45,973
	Clariant AG	26,539	397,045
	Coltene Holding AG	597	33,354
	COSMO Pharmaceuticals NV	1,329	104,330
	CPH Chemie & Papier Holding AG	351	32,820
	Daetwyler Holding AG	1,030	213,255
	DKSH Holding AG	4,476	291,698
	dormakaba Holding AG	353	187,876
	EFG International AG	17,150	199,413
	Emmi AG	280	272,401
	Energiedienst Holding AG	1,617	67,915
	Feintool International Holding AG	549	10,646
	Flughafen Zurich AG	2,650	530,532
	Forbo Holding AG	111	128,204
	Fundamenta Real Estate AG	3,625	65,442
Ω	Galenica AG	6,980	534,098
#*	GAM Holding AG	11,357	3,539
	Georg Fischer AG	11,602	809,767

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Glarner Kantonalbank	419	$9,865
	Gurit Holding AG, Class BR	550	35,087
	Helvetia Holding AG	4,948	647,226
#	Hiag Immobilien Holding AG	563	45,571
*	HOCHDORF Holding AG	130	707
	Huber & Suhner AG	2,430	193,306
	Hypothekarbank Lenzburg AG	9	40,772
	Implenia AG	2,143	78,362
*	Ina Invest Holding AG	498	10,017
	Inficon Holding AG	366	508,886
	Interroll Holding AG	83	267,117
	Intershop Holding AG	820	109,878
	Investis Holding SA	420	45,042
#	IVF Hartmann Holding AG	61	9,192
	Jungfraubahn Holding AG	792	175,798
	Kardex Holding AG	936	247,649
	Komax Holding AG	457	78,618
*	Kudelski SA	6,965	10,803
	Landis & Gyr Group AG	2,688	198,869
	LEM Holding SA	81	137,950
	Liechtensteinische Landesbank AG	1,746	133,286
	Luzerner Kantonalbank AG	2,543	187,830
Ω	Medacta Group SA	1,084	131,015
Ω	Medmix AG	2,297	37,686
	Meier Tobler Group AG	348	11,655
	Metall Zug AG, Class B	32	44,133
	Mikron Holding AG	1,746	33,997
	Mobilezone Holding AG	5,769	82,522
	Mobimo Holding AG	1,015	284,143
*Ω	Montana Aerospace AG	1,497	28,931
	Novavest Real Estate AG	789	29,206
	OC Oerlikon Corp. AG	20,076	86,859
*	Orascom Development Holding AG	1,611	7,389
#	Orell Fuessli AG	108	9,412
	Orior AG	896	64,034
*	Peach Property Group AG	1,088	11,184
*	Phoenix Mecano AG	95	51,050
	Plazza AG, Class A	145	47,495
*Ω	PolyPeptide Group AG	317	10,459
	PSP Swiss Property AG	6,211	767,812
	Rieter Holding AG	369	51,583
	Romande Energie Holding SA	1,575	99,137
	Schweiter Technologies AG	122	54,735
*Ω	Sensirion Holding AG	642	42,148
	SFS Group AG	2,453	290,943
	Siegfried Holding AG	570	544,682
#	SIG Group AG	10,615	212,123
	SKAN Group AG	1,231	109,976
	Softwareone Holding AG	9,596	163,178
	St. Galler Kantonalbank AG	393	202,207
#	Stadler Rail AG	3,701	109,798
	Sulzer AG	2,945	356,699
	Swiss Prime Site AG	9,061	836,628
#*	Swiss Steel Holding AG	75,342	6,940
	Swissquote Group Holding SA	2,083	563,398
	Temenos AG	8,453	525,839
	Thurgauer Kantonalbank	118	16,281
	Trifork Holding AG	711	11,737
	TX Group AG	438	68,146

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	u-blox Holding AG	806	$74,561
	Valiant Holding AG	2,513	293,360
#	Varia U.S. Properties AG	834	32,056
	Vaudoise Assurances Holding SA	160	77,811
	Vetropack Holding AG	1,753	59,237
#	Vontobel Holding AG	4,050	227,335
	VP Bank AG, Class A	427	42,602
	VZ Holding AG	1,979	228,229
*	V-ZUG Holding AG	260	16,103
	Walliser Kantonalbank	485	60,350
	Warteck Invest AG	28	54,788
	Ypsomed Holding AG	719	256,281
	Zehnder Group AG	1,161	67,690
	Zug Estates Holding AG, Class B	41	80,209
	Zuger Kantonalbank AG	19	177,633

TOTAL SWITZERLAND			21,574,447

UNITED KINGDOM — (13.1%)
	4imprint Group PLC	3,540	273,600
	abrdn PLC	158,796	289,577
*	Accesso Technology Group PLC	3,718	30,651
	Advanced Medical Solutions Group PLC	19,397	45,968
	AG Barr PLC	14,305	101,839
Ω	Airtel Africa PLC	47,079	65,014
	AJ Bell PLC	32,615	131,506
Ω	Alfa Financial Software Holdings PLC	12,585	27,092
#	Alliance Pharma PLC	67,755	28,784
	Anglo-Eastern Plantations PLC	3,206	28,315
*	AO World PLC	29,565	38,820
	Argentex Group PLC	10,966	6,055
*	Ascential PLC	55,165	214,490
	Ashmore Group PLC	60,983	146,970
	Ashtead Technology Holdings PLC	8,111	82,589
#*	ASOS PLC	3,183	13,244
*Ω	Aston Martin Lagonda Global Holdings PLC	10,867	20,061
	Atalaya Mining PLC	8,373	46,399
*	Auction Technology Group PLC	7,425	45,943
	Avon Rubber PLC	5,744	85,458
	Babcock International Group PLC	94,572	598,454
Ω	Bakkavor Group PLC	18,363	27,733
	Balfour Beatty PLC	86,396	391,804
	Bank of Georgia Group PLC	6,114	409,388
	Beazley PLC	74,129	613,326
	Begbies Traynor Group PLC	14,548	19,750
	Bellway PLC	18,805	590,962
	Bloomsbury Publishing PLC	12,613	83,864
	Bodycote PLC	22,425	192,893
#*	boohoo Group PLC	115,749	48,241
	Breedon Group PLC	29,120	130,844
Ω	Bridgepoint Group PLC	21,309	60,308
	Britvic PLC	33,153	365,602
	Brooks Macdonald Group PLC	1,728	41,353
	Burford Capital Ltd.	44,746	689,488
	Bytes Technology Group PLC	37,978	230,996
	C&C Group PLC	46,348	95,003
*	Capita PLC	243,631	40,780
	Capricorn Energy PLC	20,225	42,868
*	Card Factory PLC	36,595	49,719
	Carr’s Group PLC	9,024	15,141

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Castings PLC	4,744	$22,093
	Centamin PLC	165,211	249,481
	Central Asia Metals PLC	23,942	62,392
	Chemring Group PLC	37,886	177,061
	Chesnara PLC	25,220	79,082
	Clarkson PLC	4,093	198,379
	Close Brothers Group PLC	20,123	114,359
Ω	CMC Markets PLC	20,029	65,462
	Coats Group PLC	226,657	229,494
	Cohort PLC	1,455	13,591
	Computacenter PLC	10,177	326,280
	Costain Group PLC	35,994	37,235
	Cranswick PLC	7,370	395,808
	Crest Nicholson Holdings PLC	39,673	91,580
*	Currys PLC	128,950	99,492
	CVS Group PLC	9,671	117,758
*	Darktrace PLC	50,810	379,289
*	De La Rue PLC	36,358	42,848
	DFS Furniture PLC	28,727	41,603
*	Dialight PLC	1,573	3,213
	Diploma PLC	10,045	454,040
	Direct Line Insurance Group PLC	143,281	332,656
	DiscoverIE Group PLC	13,083	114,182
	Domino’s Pizza Group PLC	48,509	196,650
	dotdigital group PLC	39,655	46,097
	Dowlais Group PLC	22,228	22,592
	Dr Martens PLC	59,425	56,389
	Drax Group PLC	56,007	362,765
	Dunelm Group PLC	13,915	175,298
	easyJet PLC	28,834	193,132
	Ecora Resources PLC	27,228	27,942
*	EKF Diagnostics Holdings PLC	40,219	14,483
*	Elementis PLC	93,313	164,075
	Energean PLC	15,023	206,030
*	EnQuest PLC	252,832	52,475
	Epwin Group PLC	39	44
	Essentra PLC	31,043	68,224
	FDM Group Holdings PLC	12,308	53,508
	Firstgroup PLC	130,935	265,249
Ω	Forterra PLC	26,491	54,119
	Foxtons Group PLC	50,099	36,250
*	Frasers Group PLC	19,915	202,667
	Fresnillo PLC	6,790	47,026
*	Frontier Developments PLC	2,549	7,211
	Fuller Smith & Turner PLC, Class A	5,788	43,725
*	Fund Technologies PLC	1,867	29,751
*Ω	Funding Circle Holdings PLC	18,764	15,338
	Future PLC	4,970	41,029
	Galliford Try Holdings PLC	19,567	58,839
	Games Workshop Group PLC	4,534	560,376
	Gamma Communications PLC	10,921	177,980
	GB Group PLC	18,295	65,721
*	Gem Diamonds Ltd.	14,716	1,664
	Genel Energy PLC	20,214	21,573
	Genuit Group PLC	52,378	283,089
	Genus PLC	891	20,038
*	Georgia Capital PLC	6,426	109,179
	Gooch & Housego PLC	2,118	14,546
	Goodwin PLC	36	3,080

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Grafton Group PLC	30,552	$359,360
	Grainger PLC	102,954	328,453
*	Greencore Group PLC	48,717	79,692
	Greggs PLC	13,228	447,661
*	Gulf Keystone Petroleum Ltd.	47,620	69,966
*	Gulf Marine Services PLC	6,061	1,642
*Ω	Gym Group PLC	22,995	31,502
	H&T Group PLC	4,686	24,577
	Halfords Group PLC	37,620	70,647
	Harbour Energy PLC	63,478	226,837
	Hargreaves Lansdown PLC	34,349	347,108
	Hargreaves Services PLC	1,423	10,108
	Harworth Group PLC	15,645	27,101
	Hays PLC	269,849	309,880
	Headlam Group PLC	13,204	28,985
	Helical PLC	15,637	39,796
*	Helios Towers PLC	87,185	106,453
	Henry Boot PLC	13,323	30,978
	Hikma Pharmaceuticals PLC	12,483	299,724
	Hill & Smith PLC	13,237	310,702
	Hilton Food Group PLC	9,754	111,069
	Hiscox Ltd.	34,829	534,137
*	Hochschild Mining PLC	61,252	118,238
	Hollywood Bowl Group PLC	23,602	100,648
*Ω	Hostelworld Group PLC	3,800	7,596
	Howden Joinery Group PLC	41,668	453,544
	Hunting PLC	21,793	96,860
Ω	Ibstock PLC	46,814	86,341
	IDOX PLC	36,392	29,659
	IG Group Holdings PLC	40,370	376,703
	IMI PLC	13,389	291,649
	Impax Asset Management Group PLC	12,259	67,885
	Inchcape PLC	47,249	470,927
*	Indivior PLC	9,279	166,571
	IntegraFin Holdings PLC	41,048	152,872
*	International Distributions Services PLC	82,471	277,894
	International Personal Finance PLC	52,018	67,705
	iomart Group PLC	16,597	26,692
	IP Group PLC	112,572	67,366
#*	IQE PLC	135,213	48,208
	ITV PLC	412,974	362,334
*	IWG PLC	116,707	269,450
*	J D Wetherspoon PLC	15,639	141,182
*	James Fisher & Sons PLC	6,723	23,119
	James Halstead PLC	42,326	105,437
	JET2 PLC	18,252	326,394
*	John Wood Group PLC	95,305	175,860
	Johnson Matthey PLC	11,123	243,598
	Johnson Service Group PLC	68,407	110,293
	Jupiter Fund Management PLC	65,869	63,494
*Ω	Just Eat Takeaway.com NV	5,536	80,575
	Just Group PLC	152,125	195,628
	Kainos Group PLC	8,664	106,226
	Keller Group PLC	11,585	158,958
	Kier Group PLC	96,324	161,145
	Kingfisher PLC	3,780	11,644
	Kitwave Group PLC	3,322	16,066
	Knights Group Holdings PLC	5,278	8,500
	Lancashire Holdings Ltd.	35,221	266,799

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Learning Technologies Group PLC	40,396	$36,968
	Liontrust Asset Management PLC	9,051	76,150
	Lok’nStore Group PLC	891	12,320
	London Investment Group PLC	2,089	8,791
	LSL Property Services PLC	11,392	42,456
Ω	Luceco PLC	8,203	16,866
	M&C Saatchi PLC	3,423	8,023
	Macfarlane Group PLC	19,165	34,705
	Man Group PLC	163,904	525,624
	Marks & Spencer Group PLC	218,052	694,701
	Marshalls PLC	15,662	52,357
*	Marston’s PLC	82,294	28,687
*	McBride PLC	30,429	42,262
	Me Group International PLC	40,883	81,705
	Mears Group PLC	23,027	103,854
#*	Metro Bank Holdings PLC	24,939	10,419
	Midwich Group PLC	3,672	19,361
*	Mitchells & Butlers PLC	48,256	145,292
	Mitie Group PLC	182,589	265,017
	MJ Gleeson PLC	5,541	34,668
	Mobico Group PLC	75,728	52,220
	Moneysupermarket.com Group PLC	72,167	193,349
*	Moonpig Group PLC	43,083	83,836
	Morgan Advanced Materials PLC	39,964	156,188
	Morgan Sindall Group PLC	6,870	193,704
	Mortgage Advice Bureau Holdings Ltd.	4,749	51,274
*	Motorpoint group PLC	7,418	12,925
	Mountview Estates PLC	77	9,213
	MP Evans Group PLC	4,286	44,843
*	N Brown Group PLC	29,795	5,322
	NCC Group PLC	43,338	73,274
*Ω	Network International Holdings PLC	9,595	47,095
	Next 15 Group PLC	11,726	131,271
#*	Nexxen International Ltd.	6,705	19,268
*	Nexxen International Ltd., ADR	2,139	11,572
	Ninety One PLC	44,960	93,508
	Norcros PLC	7,961	18,258
*	Ocado Group PLC	22,709	99,425
*Ω	On the Beach Group PLC	18,670	33,563
	OSB Group PLC	57,929	296,637
	Oxford Instruments PLC	7,482	210,000
	Pagegroup PLC	38,658	214,824
	Pan African Resources PLC	263,769	79,736
	Paragon Banking Group PLC	33,407	297,927
	PayPoint PLC	10,366	68,271
	Pennon Group PLC	34,413	286,251
	Persimmon PLC	25,375	410,898
*	Petra Diamonds Ltd.	11,907	7,232
	Pets at Home Group PLC	62,931	229,738
	Pharos Energy PLC	20,801	6,109
*	Phoenix Spree Deutschland Ltd.	8,962	16,375
	Pinewood Technologies Group PLC	8,938	37,175
*	Playtech PLC	40,093	264,852
	Plus500 Ltd.	11,173	302,226
	Polar Capital Holdings PLC	10,376	70,285
	Porvair PLC	3,538	27,118
	PPHE Hotel Group Ltd.	2,621	48,293
	Premier Foods PLC	100,223	201,358
#*	PureTech Health PLC	35,259	94,992

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	PZ Cussons PLC	28,095	$35,444
	QinetiQ Group PLC	70,252	299,814
Ω	Quilter PLC	153,973	210,600
*	Rank Group PLC	24,101	25,090
	Rathbones Group PLC	5,396	109,866
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	45,368
	Record PLC	11,865	9,190
	Redde Northgate PLC	33,311	159,295
	Redrow PLC	37,909	304,787
	Renew Holdings PLC	9,219	109,125
*	Renewi PLC	9,334	65,522
	Renishaw PLC	356	18,356
*	Renold PLC	21,061	13,027
	RHI Magnesita NV	1,400	62,982
	Ricardo PLC	9,245	52,523
	Rightmove PLC	4,884	31,286
*	RM PLC	8,839	7,965
	Robert Walters PLC	6,706	33,211
	Rotork PLC	131,010	526,652
	RS Group PLC	37,664	345,033
	RWS Holdings PLC	19,833	42,711
	S&U PLC	1,186	28,428
*	S4 Capital PLC	37,994	23,138
Ω	Sabre Insurance Group PLC	36,053	72,227
*	Saga PLC	10,855	14,281
*	Savannah Energy PLC	107,834	37,728
	Savills PLC	18,326	247,681
	Senior PLC	59,262	120,558
	Serco Group PLC	147,642	336,727
	Serica Energy PLC	30,512	70,653
	Severfield PLC	28,520	24,046
*	SIG PLC	100,181	32,674
*	Sigmaroc PLC	62,392	50,879
	Sirius Real Estate Ltd.	181,111	220,279
	Smiths News PLC	41,443	27,449
	Softcat PLC	16,254	318,145
*	SolGold PLC	101,626	11,617
	Spectris PLC	1,722	71,227
	Speedy Hire PLC	89,137	30,738
Ω	Spire Healthcare Group PLC	38,601	118,636
	Spirent Communications PLC	77,961	188,453
	SSP Group PLC	103,612	253,508
	SThree PLC	17,971	94,967
	Strix Group PLC	17,224	16,589
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	8,858
*	Synthomer PLC	14,770	47,801
	Tate & Lyle PLC	52,039	426,651
	TBC Bank Group PLC	6,205	267,709
	Team Internet Group PLC	15,173	26,162
	Telecom Plus PLC	8,571	185,876
*	THG PLC	65,620	51,731
Ω	TI Fluid Systems PLC	46,244	79,564
	Topps Tiles PLC	21,096	11,325
	TP ICAP Group PLC	106,776	276,404
*Ω	Trainline PLC	11,449	42,571
	Travis Perkins PLC	33,001	308,895
	Treatt PLC	1,767	10,691

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Trellus Health PLC	1,748	$41
	Tribal Group PLC	5,915	3,916
	Trifast PLC	13,605	13,111
	TT Electronics PLC	25,526	56,772
#*	Tullow Oil PLC	184,703	83,423
	Tyman PLC	28,407	133,245
	Ultimate Products PLC	4,833	10,574
	Vanquis Banking Group PLC	33,877	20,314
	Vertu Motors PLC	37,928	33,364
	Vesuvius PLC	33,003	197,053
#*	Victoria PLC	1,594	3,853
	Victrex PLC	10,081	159,094
	Videndum PLC	9,739	33,558
	Virgin Money U.K. PLC	153,224	407,405
	Vistry Group PLC	53,017	787,547
	Volex PLC	16,946	68,158
	Volution Group PLC	27,412	147,764
	Vp PLC	3,850	30,355
*Ω	Watches of Switzerland Group PLC	28,683	120,313
	Watkin Jones PLC	29,876	16,567
	WH Smith PLC	17,076	233,570
	Wickes Group PLC	43,591	78,765
	Wilmington PLC	6,879	31,415
*	Xaar PLC	10,372	15,062
	XPS Pensions Group PLC	26,080	86,701
	Young & Co.’s Brewery PLC	1,321	10,032
#	Young & Co.’s Brewery PLC, Class A	3,702	45,501
	Zotefoams PLC	3,070	15,011

TOTAL UNITED KINGDOM			39,582,690

UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	5,106	22,470
#	Diversified Energy Co. PLC	5,749	80,033
*	Hut 8 Corp.	1,070	8,412

TOTAL UNITED STATES			110,915

TOTAL COMMON STOCKS			289,287,717

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Draegerwerk AG & Co. KGaA, 0.385%	1,245	66,306
	Einhell Germany AG, 1.801%	126	21,673
	FUCHS SE, 2.445%	9,860	460,455
	Jungheinrich AG, 1.957%	6,075	225,892
	Sixt SE, 9.373%	2,482	171,749
	STO SE & Co. KGaA, 3.117%	368	63,200
	Villeroy & Boch AG, 6.232%	1,074	19,572

TOTAL GERMANY			1,028,847

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	12,909	376
*	Galan Lithium Ltd. Warrants 03/20/2029	2,702	210
*	Highfield Resources Ltd. Warrants 06/19/2024	520	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	42,577	0
*	Rex Minerals Ltd. Warrants 08/09/2024	2,603	371

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Spartan Resources Ltd. Rights 05/10/2024	3,206	$0

TOTAL AUSTRALIA			957

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	7,475	0
*††	S Immo AG Rights	5,724	0
*	Strabag SE Rights	1,255	0

GERMANY — (0.0%)
*	Medigene AG Rights 05/07/2024	1,273	20

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,925	0

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	61,932	0

TOTAL RIGHTS/WARRANTS			977

TOTAL INVESTMENT SECURITIES (Cost $283,503,031)			290,317,541

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	950,222	10,992,163

TOTAL INVESTMENTS — (100.0%) (Cost $294,495,237)			$301,309,704

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$20,926,262	$32,044	$20,958,306
Austria	—	3,767,765	—	3,767,765
Belgium	$76,457	4,088,894	—	4,165,351
Canada	32,460,459	151	—	32,460,610
China	248,423	31,372	—	279,795
Denmark	—	7,863,767	—	7,863,767
Finland	—	6,396,639	—	6,396,639
France	—	14,330,970	—	14,330,970
Germany	—	17,303,871	—	17,303,871
Hong Kong	—	6,042,693	3,796	6,046,489
Ireland	—	936,357	—	936,357
Israel	73,243	3,371,553	—	3,444,796
Italy	—	12,963,648	—	12,963,648
Japan	55,841	67,627,908	—	67,683,749
Netherlands	148,515	5,953,325	—	6,101,840
New Zealand	—	879,594	—	879,594
Norway	95,667	2,784,269	—	2,879,936
Portugal	—	1,204,991	—	1,204,991
Singapore	—	2,704,072	33,691	2,737,763
Spain	—	7,211,185	—	7,211,185
Sweden	12,196	8,390,047	—	8,402,243

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$21,574,447	—	$21,574,447
United Kingdom	$11,572	39,571,118	—	39,582,690
United States	8,412	102,503	—	110,915
Preferred Stocks
Germany	—	1,028,847	—	1,028,847
Rights/Warrants
Australia	—	957	—	957
Germany	—	20	—	20
Securities Lending Collateral	—	10,992,163	—	10,992,163

Total Investments in Securities	$33,190,785	$268,049,388	$69,531<>	$301,309,704

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (4.1%)
*	Live Nation Entertainment, Inc.	453	$40,276
	Meta Platforms, Inc., Class A	312,857	134,581,696

TOTAL COMMUNICATION SERVICES			134,621,972

CONSUMER DISCRETIONARY — (12.3%)
*	Amazon.com, Inc.	595,558	104,222,650
	Best Buy Co., Inc.	41,302	3,041,479
	Booking Holdings, Inc.	699	2,412,969
*	Burlington Stores, Inc.	23,574	4,241,906
*	Chipotle Mexican Grill, Inc.	2,781	8,786,848
	Darden Restaurants, Inc.	58,387	8,957,150
*	Deckers Outdoor Corp.	3,203	2,621,559
*	Expedia Group, Inc.	70,338	9,469,605
	Home Depot, Inc.	357,115	119,354,975
	Las Vegas Sands Corp.	215,287	9,550,131
*	Lululemon Athletica, Inc.	68,545	24,717,327
	Marriott International, Inc., Class A	1	236
	NIKE, Inc., Class B	194,137	17,911,080
	Pool Corp.	17,484	6,338,474
	Ross Stores, Inc.	214,145	27,742,485
	Starbucks Corp.	37,155	3,287,846
	TJX Cos., Inc.	199,930	18,811,414
	Tractor Supply Co.	67,755	18,502,535
*	Ulta Beauty, Inc.	21,884	8,859,519
	Williams-Sonoma, Inc.	7,982	2,289,078

TOTAL CONSUMER DISCRETIONARY			401,119,266

CONSUMER STAPLES — (10.7%)
	Altria Group, Inc.	128,765	5,641,195
#*	BJ’s Wholesale Club Holdings, Inc.	11,954	892,725
	Brown-Forman Corp., Class A	2,508	123,068
*	Celsius Holdings, Inc.	3,571	254,505
	Clorox Co.	71,957	10,640,282
	Coca-Cola Co.	877,851	54,224,856
	Colgate-Palmolive Co.	127,531	11,722,649
	Costco Wholesale Corp.	29,838	21,569,890
	Dollar General Corp.	12,959	1,803,763
	Estee Lauder Cos., Inc., Class A	970	142,309
	Hershey Co.	37,890	7,347,629
	Kenvue, Inc.	101,723	1,914,427
	Kimberly-Clark Corp.	193,444	26,410,909
	Lamb Weston Holdings, Inc.	52,144	4,345,681
	PepsiCo, Inc.	481,297	84,664,955
	Procter & Gamble Co.	560,130	91,413,216
	Sysco Corp.	329,590	24,495,129

TOTAL CONSUMER STAPLES			347,607,188

ENERGY — (1.4%)
	APA Corp.	124,779	3,923,052
	Cheniere Energy, Inc.	173,964	27,454,998
	Targa Resources Corp.	126,889	14,472,959

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Texas Pacific Land Corp.	723	$416,665

TOTAL ENERGY			46,267,674

FINANCIALS — (10.1%)
	Ameriprise Financial, Inc.	85,827	35,342,700
*	Corpay, Inc.	424	128,107
	Equitable Holdings, Inc.	111,449	4,113,583
	Erie Indemnity Co., Class A	100	38,266
	FactSet Research Systems, Inc.	1,667	694,956
	LPL Financial Holdings, Inc.	35,426	9,534,199
	Marsh & McLennan Cos., Inc.	93,296	18,606,021
	Mastercard, Inc., Class A	304,329	137,313,245
	Moody’s Corp.	35,508	13,149,678
	Visa, Inc., Class A	411,693	110,584,857

TOTAL FINANCIALS			329,505,612

HEALTH CARE — (11.7%)
	AbbVie, Inc.	602,006	97,910,256
	Amgen, Inc.	190,975	52,315,691
	Cencora, Inc.	110,420	26,395,901
*	DaVita, Inc.	7,992	1,110,968
*	Edwards Lifesciences Corp.	3	254
	Eli Lilly & Co.	209,373	163,541,250
*	IDEXX Laboratories, Inc.	26,186	12,903,413
*	IQVIA Holdings, Inc.	15,840	3,671,237
*	Solventum Corp.	39,626	2,576,086
*	Waters Corp.	17,041	5,266,351
	West Pharmaceutical Services, Inc.	367	131,195
	Zoetis, Inc.	98,882	15,745,970

TOTAL HEALTH CARE			381,568,572

INDUSTRIALS — (16.0%)
	3M Co.	158,506	15,297,414
	Advanced Drainage Systems, Inc.	5,124	804,468
	Allegion PLC	34,897	4,242,079
	Automatic Data Processing, Inc.	111,831	27,050,801
*	Boeing Co.	82,836	13,903,194
	Booz Allen Hamilton Holding Corp.	52,858	7,805,541
	Broadridge Financial Solutions, Inc.	70,417	13,619,352
	Caterpillar, Inc.	160,993	53,863,428
	Cintas Corp.	23,873	15,716,551
	Deere & Co.	7,825	3,062,783
	Expeditors International of Washington, Inc.	12,767	1,421,095
	Fastenal Co.	360,259	24,475,996
	Ferguson PLC	108,923	22,862,938
	Honeywell International, Inc.	175,312	33,787,882
	Illinois Tool Works, Inc.	81,280	19,841,261
	Lennox International, Inc.	17,127	7,936,994
	Lincoln Electric Holdings, Inc.	8,992	1,974,014
	Lockheed Martin Corp.	62,304	28,966,999
	Old Dominion Freight Line, Inc.	104,840	19,050,476
	Paychex, Inc.	222,724	26,461,838
	Rockwell Automation, Inc.	69,454	18,819,256
	Rollins, Inc.	75,167	3,349,442
	Trane Technologies PLC	36,230	11,497,228
	Union Pacific Corp.	201,847	47,870,034
	United Parcel Service, Inc., Class B	135,150	19,931,922
	Verisk Analytics, Inc.	95,607	20,838,502

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Vertiv Holdings Co., Class A	170,425	$15,849,525
	Waste Management, Inc.	122,177	25,415,260
	WW Grainger, Inc.	13,330	12,281,595
*	XPO, Inc.	32,036	3,442,589

TOTAL INDUSTRIALS			521,440,457

INFORMATION TECHNOLOGY — (32.1%)
	Accenture PLC, Class A	148,325	44,632,476
*	Adobe, Inc.	88,546	40,981,745
	Apple, Inc.	954,286	162,543,364
	Applied Materials, Inc.	224,943	44,684,927
*	Autodesk, Inc.	26,806	5,705,657
	Broadcom, Inc.	85,030	110,561,958
	CDW Corp.	80,865	19,558,009
*	Enphase Energy, Inc.	19,401	2,110,053
*	Fortinet, Inc.	51,094	3,228,119
*	Gartner, Inc.	45,967	18,965,525
*	GoDaddy, Inc., Class A	9,713	1,188,677
	International Business Machines Corp.	19,302	3,207,992
	KLA Corp.	44,582	30,729,927
	Lam Research Corp.	40,572	36,288,002
*	Manhattan Associates, Inc.	4,950	1,019,997
	Microchip Technology, Inc.	16,632	1,529,811
	Microsoft Corp.	408,897	159,195,869
	Motorola Solutions, Inc.	33,808	11,465,983
	NetApp, Inc.	105,686	10,802,166
	NVIDIA Corp.	204,856	176,999,681
	NXP Semiconductors NV	14,751	3,779,059
	Oracle Corp.	682,988	77,689,885
*	Palo Alto Networks, Inc.	12,124	3,526,750
	QUALCOMM, Inc.	127,663	21,172,909
*	Super Micro Computer, Inc.	2,355	2,022,474
	Texas Instruments, Inc.	303,284	53,505,363

TOTAL INFORMATION TECHNOLOGY			1,047,096,378

MATERIALS — (0.6%)
	Avery Dennison Corp.	7,104	1,543,557
	Sherwin-Williams Co.	58,122	17,413,933

TOTAL MATERIALS			18,957,490

TOTAL COMMON STOCKS Cost ($1,798,577,708)			3,228,184,609

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.250%	31,120,131	31,120,131

SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	64,508	746,234

TOTAL INVESTMENTS — (100.0%) (Cost $1,830,444,011)			$3,260,050,974

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2024, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	94	06/21/24	$24,684,254	$23,814,900	$(869,354)

Total Futures Contracts			$24,684,254	$23,814,900	$(869,354)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$134,621,972	—	—	$134,621,972
Consumer Discretionary	401,119,266	—	—	401,119,266
Consumer Staples	347,607,188	—	—	347,607,188
Energy	46,267,674	—	—	46,267,674
Financials	329,505,612	—	—	329,505,612
Health Care	381,568,572	—	—	381,568,572
Industrials	521,440,457	—	—	521,440,457
Information Technology	1,047,096,378	—	—	1,047,096,378
Materials	18,957,490	—	—	18,957,490
Temporary Cash Investments	31,120,131	—	—	31,120,131
Securities Lending Collateral	—	$746,234	—	746,234

Total Investments in Securities	$3,259,304,740	$746,234	—	$3,260,050,974

Financial Instruments
Liabilities
Futures Contracts**	(869,354)	—	—	(869,354)

Total Financial Instruments	$(869,354)	—	—	$(869,354)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.7%)
COMMUNICATION SERVICES — (2.7%)
#*	Anterix, Inc.	17,631	$555,729
*	Atlanta Braves Holdings, Inc., Class A	8,506	343,132
*	Atlanta Braves Holdings, Inc., Class C	30,841	1,154,379
*	Cargurus, Inc.	89,538	2,011,024
*	Cars.com, Inc.	75,568	1,262,741
#*	Cinemark Holdings, Inc.	124,486	2,133,690
	Gambling.com Group Ltd.	34,433	297,845
#*	Getty Images Holdings, Inc.	11,425	42,044
#*	Gogo, Inc.	135,800	1,230,348
	IDT Corp., Class B	31,089	1,104,903
*	IMAX Corp.	62,830	1,005,908
	Iridium Communications, Inc.	92,938	2,861,561
	John Wiley & Sons, Inc., Class A	42,007	1,578,203
	New York Times Co., Class A	85,881	3,695,459
	Nexstar Media Group, Inc.	1,466	234,648
*	Ooma, Inc.	26,623	187,958
*	PubMatic, Inc., Class A	39,671	890,217
*	QuinStreet, Inc.	53,709	971,596
#	Shutterstock, Inc.	37,652	1,608,117
#*	Stagwell, Inc.	118,951	707,758
#*	SurgePays, Inc.	18,545	67,504
*	TechTarget, Inc.	28,638	787,545
	Townsquare Media, Inc., Class A	12,764	154,062
*	Travelzoo	8,318	74,113
*	TripAdvisor, Inc.	98,588	2,595,822
*	Yelp, Inc.	69,899	2,812,736
*	ZipRecruiter, Inc., Class A	63,516	652,945
*	ZoomInfo Technologies, Inc.	154,317	2,447,468

TOTAL COMMUNICATION SERVICES			33,469,455

CONSUMER DISCRETIONARY — (16.7%)
*	Abercrombie & Fitch Co., Class A.	37,685	4,579,481
	Academy Sports & Outdoors, Inc.	25,530	1,488,399
*	Accel Entertainment, Inc.	46,293	497,187
#	Acushnet Holdings Corp.	73,215	4,464,651
	American Eagle Outfitters, Inc.	174,673	4,237,567
#	Arhaus, Inc.	53,127	672,588
#	Arko Corp.	8,307	35,720
	Autoliv, Inc.	1,340	160,519
*	AutoNation, Inc.	28,394	4,575,693
#	Bloomin’ Brands, Inc.	102,792	2,651,006
#*	Boot Barn Holdings, Inc.	30,194	3,214,755
#	Bowlero Corp., Class A	13,273	155,958
	Boyd Gaming Corp.	2,041	109,214
	Bright Horizons Family Solutions, Inc.	14,265	1,479,423
	Brunswick Corp.	54,492	4,394,235
	Buckle, Inc.	51,671	1,931,979
#	Build-A-Bear Workshop, Inc.	20,088	605,854
	Caleres, Inc.	35,151	1,294,611
#	Camping World Holdings, Inc., Class A	43,683	885,454
*	Capri Holdings Ltd.	5,793	205,536
	Carriage Services, Inc.	1,253	32,052
	Carrols Restaurant Group, Inc.	21,019	200,101

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Carter’s, Inc.	32,657	$2,234,065
*	Cavco Industries, Inc.	9,512	3,464,365
#	Cheesecake Factory, Inc.	62,947	2,172,930
	Choice Hotels International, Inc.	34,922	4,129,876
*	Chuy’s Holdings, Inc.	10,545	310,656
#	Columbia Sportswear Co.	19,300	1,536,859
*	Cooper-Standard Holdings, Inc.	7,200	111,096
#	Cracker Barrel Old Country Store, Inc.	22,591	1,314,570
*	Crocs, Inc.	37,505	4,664,497
#*	Dave & Buster’s Entertainment, Inc.	42,004	2,243,014
	Dillard’s, Inc., Class A	9,875	4,325,151
*	Dorman Products, Inc.	28,317	2,476,322
#*	Dream Finders Homes, Inc., Class A	12,785	453,867
#*	Envela Corp.	12,726	54,594
#*	European Wax Center, Inc., Class A	49,007	576,322
*	Everi Holdings, Inc.	27,277	222,853
	Figs, Inc., Class A	70,657	361,057
#*	First Watch Restaurant Group, Inc.	56,323	1,437,363
*	Five Below, Inc.	11,726	1,715,983
*	Frontdoor, Inc.	79,753	2,447,620
	Gap, Inc.	243,035	4,987,078
	Gentex Corp.	101,357	3,476,545
*	Gentherm, Inc.	31,750	1,605,597
*	Grand Canyon Education, Inc.	31,916	4,149,718
#	Guess?, Inc.	53,580	1,434,872
#	H&R Block, Inc.	141,271	6,672,229
#*	Hanesbrands, Inc.	354,076	1,614,587
#	Hasbro, Inc.	77,223	4,733,770
	Installed Building Products, Inc.	35,707	8,417,211
	International Game Technology PLC.	2,090	41,257
*	J Jill, Inc.	10,190	253,935
	Jack in the Box, Inc.	4,336	247,455
#	Kontoor Brands, Inc.	65,219	4,047,491
	Laureate Education, Inc.	73,127	1,060,341
#	Levi Strauss & Co., Class A.	49,582	1,052,130
	Marine Products Corp.	14,621	157,176
*	Mattel, Inc.	214,117	3,922,623
#*	Mister Car Wash, Inc.	77,367	517,585
*	Modine Manufacturing Co.	59,366	5,499,073
	Murphy USA, Inc.	1,619	669,975
	Nathan’s Famous, Inc.	430	27,782
#	Nordstrom, Inc.	144,979	2,756,051
#*	Norwegian Cruise Line Holdings Ltd.	275,068	5,204,287
*	Ollie’s Bargain Outlet Holdings, Inc.	32,962	2,410,841
*	OneSpaWorld Holdings Ltd.	96,754	1,230,711
#	Oxford Industries, Inc.	15,905	1,714,241
#	Papa John’s International, Inc.	6,657	410,670
	Patrick Industries, Inc.	891	93,101
*	PlayAGS, Inc.	30,743	271,768
	Polaris, Inc.	50,052	4,262,428
#*	Portillo’s, Inc., Class A	57,276	702,204
*	Potbelly Corp.	30,930	315,177
	Red Rock Resorts, Inc., Class A	49,765	2,643,517
#*	Restoration Hardware, Inc.	9,824	2,427,019
#*	Revolve Group, Inc.	36,747	731,633
*	Sally Beauty Holdings, Inc.	51,953	563,690
*	Shake Shack, Inc., Class A	27,255	2,884,942
	SharkNinja, Inc.	14,231	914,769
#	Signet Jewelers Ltd.	27,334	2,679,552

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Skyline Champion Corp.	55,715	$4,178,068
	Sonos, Inc.	119,133	2,013,348
	Steven Madden Ltd.	85,157	3,441,194
*	Stride, Inc.	12,764	851,997
	Tapestry, Inc.	128,512	5,130,199
#*	Target Hospitality Corp.	23,462	261,015
	Tempur Sealy International, Inc.	29,333	1,468,410
*	Tile Shop Holdings, Inc.	6,058	40,710
	United Parks & Resorts, Inc.	61,688	3,134,984
*	Universal Technical Institute, Inc.	51,649	786,098
	Upbound Group, Inc.	56,358	1,747,662
	Vail Resorts, Inc.	9,158	1,734,250
*	Valvoline, Inc.	111,382	4,735,963
	Victoria’s Secret & Co.	68,417	1,205,507
*	Visteon Corp.	31,101	3,440,704
*	Vizio Holding Corp., Class A	6,479	68,677
	Wendy’s Co.	215,805	4,313,942
	Wyndham Hotels & Resorts, Inc.	52,192	3,836,634
#*	XPEL, Inc.	25,270	1,327,938
	YETI Holdings, Inc.	26,396	942,865

TOTAL CONSUMER DISCRETIONARY.			205,590,239

CONSUMER STAPLES — (5.4%)
*	Boston Beer Co., Inc. , Class A	5,654	1,574,130
	Calavo Growers, Inc.	9,291	250,392
*	Chefs’ Warehouse, Inc.	40,109	1,326,806
	Coca-Cola Consolidated, Inc.	7,675	6,339,550
	elf Beauty, Inc.	61,168	9,941,635
	Energizer Holdings, Inc.	73,038	2,097,651
	Flowers Foods, Inc.	164,232	4,095,946
*	Fresh Market, Inc.	15,766	0
#*	Freshpet, Inc.	37,365	3,963,306
*	Grocery Outlet Holding Corp.	53,953	1,401,159
	Inter Parfums, Inc.	33,118	3,854,273
	J & J Snack Foods Corp.	21,352	2,931,416
	John B Sanfilippo & Son, Inc.	11,228	1,119,432
	Lancaster Colony Corp.	21,652	4,131,418
*	Lifeway Foods, Inc.	4,852	99,223
	Mama’s Creations, Inc.	31,037	184,360
#	MGP Ingredients, Inc.	10,467	821,032
	National Beverage Corp.	65,383	2,909,544
	Natural Grocers by Vitamin Cottage, Inc.	4,697	76,843
*	Nature’s Sunshine Products, Inc.	1,922	37,383
	Oil-Dri Corp. of America	4,163	288,288
*	Pilgrim’s Pride Corp.	8,902	320,650
	PriceSmart, Inc.	11,477	924,931
	Reynolds Consumer Products, Inc.	62,314	1,784,050
*	Sprouts Farmers Market, Inc.	117,824	7,779,919
#	Tootsie Roll Industries, Inc.	40,347	1,198,709
	Turning Point Brands, Inc.	23,500	677,740
#	Utz Brands, Inc.	76,531	1,379,854
	Vector Group Ltd.	4,047	41,886
#*	Vita Coco Co., Inc.	41,979	1,017,571
*	Vital Farms, Inc.	42,528	1,138,049
#	WD-40 Co.	13,268	3,000,293

TOTAL CONSUMER STAPLES.			66,707,439

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (4.3%)
	Antero Midstream Corp.	71,046	$983,277
	Archrock, Inc.	139,345	2,674,031
	Cactus, Inc., Class A	60,780	3,017,119
	Centrus Energy Corp., Class A	6,908	296,560
	ChampionX Corp.	130,205	4,370,982
#	Core Laboratories, Inc.	47,135	744,733
#	CVR Energy, Inc.	84,171	2,557,115
	Energy Services of America Corp.	8,349	57,775
	EnLink Midstream LLC.	347,900	4,773,188
	Equitrans Midstream Corp.	321,507	4,349,990
#	Evolution Petroleum Corp.	10,923	58,984
	Excelerate Energy, Inc., Class A	20,233	341,128
#*	KLX Energy Services Holdings, Inc.	13,748	91,149
*	Kosmos Energy Ltd.	433,539	2,458,166
#	Magnolia Oil & Gas Corp., Class A	163,643	4,102,530
#*	Nabors Industries Ltd.	10,822	779,509
#	New Fortress Energy, Inc.	75,968	1,990,362
	Oceaneering International, Inc.	113,589	2,602,324
	Patterson-UTI Energy, Inc.	1,903	20,590
#	Sitio Royalties Corp., Class A	57,311	1,331,908
*	TETRA Technologies, Inc.	174,273	747,631
*	Tidewater, Inc.	48,636	4,467,217
#*	Uranium Energy Corp.	332,540	2,244,645
*	Valaris Ltd.	34,558	2,248,343
#	W&T Offshore, Inc.	70,948	159,633
	Weatherford International PLC	48,390	5,981,972

TOTAL ENERGY			53,450,861

FINANCIALS — (8.2%)
*	American Coastal Insurance Corp., Class C	14,745	154,380
	AMERISAFE, Inc.	19,786	902,242
	Artisan Partners Asset Management, Inc., Class A	59,461	2,433,739
*	AvidXchange Holdings, Inc.	139,931	1,631,595
#	BancFirst Corp.	4,976	443,710
	Bancorp, Inc.	59,164	1,771,370
	BGC Group, Inc., Class A	364,140	2,851,216
	Brightsphere Investment Group, Inc.	46,991	1,045,080
#*	BRP Group, Inc., Class A	22,993	612,534
#*	Cantaloupe, Inc.	68,662	397,553
	Cass Information Systems, Inc.	13,166	568,640
	City Holding Co.	14,652	1,480,145
#	Cohen & Steers, Inc.	47,439	3,262,854
	Commerce Bancshares, Inc.	6,930	378,932
	Crawford & Co., Class A	31,015	287,819
	Crawford & Co., Class B	30,600	283,050
#*	Credit Acceptance Corp.	6,327	3,250,306
	Diamond Hill Investment Group, Inc.	4,105	612,548
*	Donnelley Financial Solutions, Inc.	35,884	2,252,798
*	Euronet Worldwide, Inc.	36,935	3,792,486
	Evercore, Inc., Class A	16,594	3,011,811
	EVERTEC, Inc.	72,062	2,704,487
	Federated Hermes, Inc.	87,057	2,859,822
#	First Financial Bankshares, Inc.	83,779	2,476,507
	FirstCash Holdings, Inc.	24,369	2,753,210
*	Flywire Corp.	78,998	1,619,459
#*	Goosehead Insurance, Inc., Class A	21,626	1,230,736
	Hamilton Lane, Inc., Class A	29,410	3,285,685
#	HCI Group, Inc.	10,057	1,148,308
	Houlihan Lokey, Inc.	35,947	4,582,883

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	I3 Verticals, Inc., Class A	22,379	$508,227
*	International Money Express, Inc.	32,892	665,405
#*	Kingsway Financial Services, Inc.	8,680	77,252
	Kinsale Capital Group, Inc.	1,605	583,016
#	Lakeland Financial Corp.	19,931	1,171,345
	Lazard, Inc.	57,328	2,207,128
	MarketAxess Holdings, Inc.	20,122	4,026,211
	Moelis & Co., Class A	35,156	1,725,457
#*	Moneylion, Inc.	1,748	115,910
*	NCR Atleos Corp.	28,306	564,139
*	NerdWallet, Inc., Class A	44,131	554,727
*	Open Lending Corp., Class A	114,264	582,746
*	Palomar Holdings, Inc.	25,055	1,971,077
*	Paymentus Holdings, Inc., Class A	18,116	369,748
*	Payoneer Global, Inc.	354,433	1,750,899
	Piper Sandler Cos.	12,123	2,373,562
#	PJT Partners, Inc., Class A	23,836	2,252,264
	Primerica, Inc.	20,212	4,282,114
	PROG Holdings, Inc.	40,696	1,352,735
	RLI Corp.	39,546	5,589,827
	Selective Insurance Group, Inc.	4,296	436,688
	ServisFirst Bancshares, Inc.	9,435	556,288
#*	Shift4 Payments, Inc., Class A	28,721	1,661,797
	Silvercrest Asset Management Group, Inc., Class A	12,793	187,417
#*	Skyward Specialty Insurance Group, Inc.	24,651	860,813
	SLM Corp.	189,078	4,006,563
	StepStone Group, Inc., Class A	32,889	1,186,306
	Victory Capital Holdings, Inc., Class A	5,070	257,860
	Virtu Financial, Inc., Class A	65,280	1,416,576
	Western Union Co.	145,797	1,959,512
*	WEX, Inc.	109	23,027
#	WisdomTree, Inc.	165,757	1,475,237

TOTAL FINANCIALS.			100,837,778

HEALTH CARE — (8.9%)
*	Acadia Healthcare Co., Inc.	14,341	1,060,374
#*	Accuray, Inc.	66,806	142,297
*	Addus HomeCare Corp.	10,057	966,981
*	Alkermes PLC.	138,732	3,404,483
*	Amedisys, Inc.	8,478	780,400
*	AMN Healthcare Services, Inc.	47,308	2,837,534
*	Amneal Pharmaceuticals, Inc.	246,191	1,489,456
#*	Amphastar Pharmaceuticals, Inc.	49,462	2,040,307
*	ANI Pharmaceuticals, Inc.	20,253	1,336,698
#*	Arcturus Therapeutics Holdings, Inc.	25,873	661,573
*	Artivion, Inc.	40,637	797,298
*	Astrana Health, Inc.	41,603	1,545,551
#*	AtriCure, Inc.	46,506	1,121,725
#	Atrion Corp.	1,571	664,989
*	Brookdale Senior Living, Inc.	190,722	1,295,002
*	Catalyst Pharmaceuticals, Inc.	117,633	1,770,377
*	Certara, Inc.	79,140	1,354,085
	Chemed Corp.	696	395,328
	Collegium Pharmaceutical, Inc.	44,485	1,642,831
	CONMED Corp.	24,068	1,636,143
#*	Corcept Therapeutics, Inc.	102,880	2,399,162
*	CorVel Corp.	20,965	5,007,490
*	DaVita, Inc.	50,240	6,983,862
*	Electromed, Inc.	5,418	94,219

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Encompass Health Corp.	61,192	$5,102,189
	Ensign Group, Inc.	50,176	5,938,831
	Evolent Health, Inc., Class A	86,109	2,388,664
*	Exelixis, Inc.	91,102	2,137,253
*	Globus Medical, Inc., Class A	3,843	191,343
#*	GoodRx Holdings, Inc., Class A	88,925	631,367
*	Haemonetics Corp.	36,425	3,349,279
	Halozyme Therapeutics, Inc.	97,637	3,719,970
#*	Harmony Biosciences Holdings, Inc.	42,169	1,303,444
*	Harvard Bioscience, Inc.	38,347	146,486
*	HealthEquity, Inc.	29,389	2,319,086
*	InfuSystem Holdings, Inc.	20,796	156,178
*	Integer Holdings Corp.	10,404	1,161,398
	iRadimed Corp.	7,080	287,519
#*	Joint Corp.	10,060	120,116
#*	Kiniksa Pharmaceuticals Ltd., Class A	38,431	719,428
*	Lantheus Holdings, Inc.	16,637	1,107,026
	LeMaitre Vascular, Inc.	16,951	1,098,425
	Masimo Corp.	4,035	542,344
*	Medpace Holdings, Inc.	3,494	1,356,895
*	Merit Medical Systems, Inc.	51,387	3,807,777
*	MiMedx Group, Inc.	98,763	608,380
	National Research Corp.	25,159	861,696
*	Option Care Health, Inc.	156,905	4,689,890
	Patterson Cos., Inc.	117,115	2,982,919
*	Pennant Group, Inc.	26,618	556,582
#*	Privia Health Group, Inc.	96,092	1,768,093
#*	Puma Biotechnology, Inc.	48,756	247,193
*	RadNet, Inc.	12,295	596,307
	Select Medical Holdings Corp.	122,051	3,462,587
	Semler Scientific, Inc.	6,536	166,864
	SIGA Technologies, Inc.	66,661	585,284
#	Simulations Plus, Inc.	4,677	212,102
	Sotera Health Co.	193,417	2,166,270
*	Surmodics, Inc.	10,755	276,296
*	Tenet Healthcare Corp.	75,659	8,495,749
#	U.S. Physical Therapy, Inc.	14,487	1,470,575
*	UFP Technologies, Inc.	7,702	1,586,150

TOTAL HEALTH CARE			109,746,120

INDUSTRIALS — (25.7%)
	AAON, Inc.	77,160	7,259,984
	Acuity Brands, Inc.	12,966	3,219,458
	Alamo Group, Inc.	12,022	2,336,836
	Albany International Corp., Class A	31,136	2,483,096
	Allison Transmission Holdings, Inc.	89,446	6,578,753
	Alta Equipment Group, Inc.	31,720	352,409
*	API Group Corp.	49,783	1,920,130
	Apogee Enterprises, Inc.	25,454	1,572,548
	Applied Industrial Technologies, Inc.	34,370	6,298,302
	ArcBest Corp.	8,505	943,290
	Argan, Inc.	1,829	110,216
	Aris Water Solutions, Inc., Class A	14,749	206,928
	Armstrong World Industries, Inc.	41,056	4,716,513
#*	Array Technologies, Inc.	121,023	1,493,424
#	Atkore, Inc.	52,786	9,253,386
*	AZEK Co., Inc.	45,062	2,056,630
	Barrett Business Services, Inc.	8,295	1,007,843
*	Beacon Roofing Supply, Inc.	39,397	3,881,786

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Blue Bird Corp.	32,763	$1,079,705
	Boise Cascade Co.	8,163	1,079,720
*	Bowman Consulting Group Ltd.	3,429	111,408
	Brady Corp., Class A.	44,965	2,652,935
	Brink’s Co.	43,472	3,802,061
	BWX Technologies, Inc.	62,035	5,941,092
*	CACI International, Inc., Class A	1,168	469,805
	Cadre Holdings, Inc.	27,675	922,961
*	Casella Waste Systems, Inc., Class A	48,711	4,403,474
*	CBIZ, Inc.	57,147	4,067,723
*	CECO Environmental Corp.	30,521	659,864
	CH Robinson Worldwide, Inc.	23,974	1,702,154
*	Clean Harbors, Inc.	21,109	3,999,100
	Comfort Systems USA, Inc.	35,143	10,873,596
	CompX International, Inc.	838	26,389
*	Construction Partners, Inc., Class A	40,499	2,091,368
	Copa Holdings SA, Class A	11,973	1,143,422
*	Core & Main, Inc., Class A	95,586	5,397,741
	CRA International, Inc.	8,941	1,297,250
	Crane Co.	7,024	983,430
	CSG Systems International, Inc.	35,884	1,695,160
	CSW Industrials, Inc.	16,057	3,815,464
	Curtiss-Wright Corp.	3,703	938,414
*	Distribution Solutions Group, Inc.	7,120	234,746
	Donaldson Co., Inc.	34,038	2,457,544
	Douglas Dynamics, Inc.	17,246	390,449
*	Dycom Industries, Inc.	28,599	4,004,432
*	Energy Recovery, Inc.	54,861	817,429
	Enerpac Tool Group Corp.	54,518	1,942,476
	EnerSys.	2,475	223,864
	Esab Corp.	20,733	2,195,210
	ESCO Technologies, Inc.	1,440	146,088
*	ExlService Holdings, Inc.	161,475	4,682,775
	Exponent, Inc.	49,829	4,579,783
	Federal Signal Corp.	65,908	5,358,320
	First Advantage Corp.	72,032	1,174,122
	Flowserve Corp.	23,443	1,105,572
*	Fluor Corp.	33,482	1,350,329
#	Forward Air Corp.	25,727	566,509
	Franklin Covey Co.	15,085	587,410
	Franklin Electric Co., Inc.	41,302	3,976,144
*	FTI Consulting, Inc.	8,768	1,874,861
*	Generac Holdings, Inc.	26,865	3,652,565
	Genpact Ltd.	122,614	3,769,154
*	Gibraltar Industries, Inc.	14,908	1,065,326
	Global Industrial Co.	43,761	1,685,236
*	GMS, Inc.	33,045	3,057,323
	Gorman-Rupp Co.	24,723	820,062
*	Graham Corp.	6,419	178,705
	Granite Construction, Inc.	6,868	381,174
	Griffon Corp.	34,367	2,251,726
	H&E Equipment Services, Inc.	37,999	1,834,972
	Herc Holdings, Inc.	29,575	4,230,112
	Hexcel Corp.	22,255	1,428,994
	HNI Corp.	44,842	1,881,122
*	Hudson Technologies, Inc.	44,948	445,884
*	Huron Consulting Group, Inc.	18,615	1,735,663
	Hyster-Yale Materials Handling, Inc.	13,684	801,472
	ICF International, Inc.	14,889	2,148,334

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	IES Holdings, Inc.	15,953	$2,155,569
*	Innovative Solutions & Support, Inc.	16,889	109,441
	Insperity, Inc.	30,202	3,108,692
	ITT, Inc.	18,412	2,381,408
#*	Janus International Group, Inc.	149,439	2,153,416
	Kadant, Inc.	11,703	3,204,164
	Karat Packaging, Inc.	12,806	347,043
	KBR, Inc.	6,568	426,526
	Kforce, Inc.	27,516	1,699,388
*	Kratos Defense & Security Solutions, Inc.	62,234	1,109,010
	Landstar System, Inc.	22,322	3,893,180
*	Legalzoom.com, Inc.	143,789	1,718,279
*	Leonardo DRS, Inc.	4,908	105,620
*	Limbach Holdings, Inc.	11,531	522,700
	Lindsay Corp.	11,233	1,304,713
#*	Liquidity Services, Inc.	33,414	576,726
	LSI Industries, Inc.	3,030	44,238
*	MasTec, Inc.	18,754	1,663,292
	Maximus, Inc.	51,741	4,153,767
	McGrath RentCorp.	22,189	2,366,679
*	Montrose Environmental Group, Inc.	15,965	693,200
	Moog, Inc., Class A.	2,009	319,572
	MSA Safety, Inc.	25,672	4,631,229
#	MSC Industrial Direct Co., Inc., Class A	43,440	3,963,466
	Mueller Industries, Inc.	44,166	2,465,346
	Mueller Water Products, Inc., Class A	162,321	2,571,165
*	MYR Group, Inc.	18,335	3,048,194
#	Omega Flex, Inc.	9,018	597,533
#	Park Aerospace Corp.	11,048	157,655
	Parsons Corp.	21,071	1,654,284
*	Perma-Fix Environmental Services, Inc.	2,173	24,881
*	Pioneer Power Solutions, Inc.	4,744	18,027
#	Pitney Bowes, Inc.	20,266	86,333
	Powell Industries, Inc.	11,506	1,645,358
*	RBC Bearings, Inc.	3,298	806,526
#*	RCM Technologies, Inc.	10,176	192,835
	Robert Half, Inc.	1,168	80,756
	RXO, Inc.	112,229	2,122,250
	Saia, Inc.	7,071	2,805,985
	Science Applications International Corp.	47,653	6,132,941
#*	Shoals Technologies Group, Inc., Class A	163,717	1,383,409
	Simpson Manufacturing Co., Inc.	40,731	7,082,714
*	SiteOne Landscape Supply, Inc.	21,830	3,424,909
*	SP Plus Corp.	16,372	835,954
*	SPX Technologies, Inc.	21,162	2,577,743
	Standex International Corp.	11,794	2,038,947
*	Sterling Infrastructure, Inc.	33,025	3,355,340
#*	TaskUS, Inc., Class A	10,310	118,153
*	Taylor Devices, Inc.	1,210	60,064
#	Tecnoglass, Inc.	43,428	2,412,425
	Tennant Co.	19,734	2,298,616
	Terex Corp.	58,368	3,271,526
	Timken Co.	18,406	1,642,183
*	Transcat, Inc.	4,450	477,797
	Trex Co., Inc.	33,001	2,922,239
	TriNet Group, Inc.	36,847	3,698,333
	UFP Industries, Inc.	6,561	739,425
	Valmont Industries, Inc.	18,335	3,755,008
*	Verra Mobility Corp.	164,747	3,884,734

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Vestis Corp.	96,236	$1,772,667
*	Viad Corp.	20,497	706,737
	Vicor Corp.	23,392	757,433
#*	VirTra, Inc.	12,178	191,925
	Wabash National Corp.	58,087	1,342,391
	Watts Water Technologies, Inc., Class A	23,210	4,606,257
*	WillScot Mobile Mini Holdings Corp.	64,767	2,393,788
	Woodward, Inc.	15,994	2,596,786
*	XPO, Inc.	46,415	4,987,756
	Zurn Elkay Water Solutions Corp.	15,177	474,737

TOTAL INDUSTRIALS			316,753,038

INFORMATION TECHNOLOGY — (12.6%)
#*	8x8, Inc.	120,997	267,403
	A10 Networks, Inc.	84,397	1,102,225
*	ACI Worldwide, Inc.	43,973	1,499,479
	Adeia, Inc.	109,096	1,073,505
#	Advanced Energy Industries, Inc.	36,397	3,488,288
#*	Aehr Test Systems.	1,400	16,772
*	Alarm.com Holdings, Inc.	39,728	2,641,912
	Allegro MicroSystems, Inc.	50,339	1,494,565
	American Software, Inc., Class A	32,956	333,185
*	Axcelis Technologies, Inc.	32,228	3,336,243
#	Badger Meter, Inc.	35,327	6,462,015
	Bel Fuse, Inc., Class B	3,814	223,958
	Belden, Inc.	41,393	3,364,009
*	Blackbaud, Inc.	46,951	3,658,422
*	Box, Inc., Class A	64,927	1,689,401
*	Calix, Inc.	62,787	1,741,084
*	CCC Intelligent Solutions Holdings, Inc.	220,623	2,475,390
*	Ciena Corp.	27,835	1,286,812
*	Cirrus Logic, Inc.	46,678	4,134,270
*	Cleanspark, Inc.	53,185	871,170
	Climb Global Solutions, Inc.	4,566	294,324
	Cognex Corp.	64,333	2,672,393
*	CommVault Systems, Inc.	17,651	1,808,698
*	Consensus Cloud Solutions, Inc.	812	9,452
	Crane NXT Co.	49,968	3,038,554
#	Crexendo, Inc.	21,219	86,574
	CTS Corp.	44,066	2,016,019
	Dolby Laboratories, Inc., Class A	22,139	1,719,315
*	eGain Corp.	43,440	269,762
#*	Enfusion, Inc., Class A	87,390	813,601
#*	Envestnet, Inc.	43,503	2,700,231
#*	Everspin Technologies, Inc.	28,188	209,155
*	Extreme Networks, Inc.	123,822	1,386,806
*	Fabrinet.	40,287	6,972,471
*	FormFactor, Inc.	80,276	3,579,507
*	Frequency Electronics, Inc.	2,131	20,458
*	Globant SA	14,386	2,569,196
*	Grid Dynamics Holdings, Inc.	41,968	410,027
	Hackett Group, Inc.	36,992	802,356
	Harmonic, Inc.	122,630	1,317,046
*	Identiv, Inc.	2,838	14,304
#*	Infinera Corp.	174,013	838,743
#*	Informatica, Inc., Class A	35,012	1,084,322
#*	Insight Enterprises, Inc.	20,205	3,688,827
*	Instructure Holdings, Inc.	20,837	398,612
#	InterDigital, Inc.	26,869	2,652,776

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Iteris, Inc.	42,123	$188,711
*	Itron, Inc.	22,167	2,042,024
*	Jamf Holding Corp.	10,885	211,931
	Kulicke & Soffa Industries, Inc.	56,414	2,610,840
*	Kyndryl Holdings, Inc.	201,702	3,965,461
	Littelfuse, Inc.	12,357	2,850,018
	MACOM Technology Solutions Holdings, Inc.	50,545	5,153,063
*	Marathon Digital Holdings, Inc.	163,199	2,620,976
*	MaxLinear, Inc.	54,002	1,122,702
	MeridianLink, Inc.	54,545	909,811
#*	Mitek Systems, Inc.	40,713	514,205
*	N-able, Inc.	171,212	2,099,059
	Napco Security Technologies, Inc.	44,416	1,807,731
	nCino, Inc.	42,812	1,248,398
*	NCR Voyix Corp.	144,812	1,773,947
	Novanta, Inc.	25,239	3,949,903
	NVE Corp.	6,387	519,902
	Onto Innovation, Inc.	11,518	2,136,474
*	OSI Systems, Inc.	17,857	2,347,124
#*	PAR Technology Corp.	3,847	162,651
*	PDF Solutions, Inc.	3,386	101,851
	Pegasystems, Inc.	28,207	1,676,060
*	Perficient, Inc.	36,937	1,745,643
	Power Integrations, Inc.	2,126	141,847
#*	PowerSchool Holdings, Inc., Class A	47,305	819,323
	Progress Software Corp.	52,100	2,595,622
*	Qualys, Inc.	39,013	6,394,621
*	Red Violet, Inc.	3,690	61,918
	Sapiens International Corp. NV	58,168	1,791,574
	Silicon Laboratories, Inc.	17,003	2,065,694
	SilverSun Technologies, Inc.	3,406	48,740
	SiTime Corp.	1,373	122,362
	SMART Global Holdings, Inc.	45,468	830,700
*	SoundThinking, Inc.	13,978	186,746
*	Synaptics, Inc.	33,443	3,008,532
*	Teradata Corp.	101,304	3,758,378
*	Unisys Corp.	65,134	353,678
*	Veeco Instruments, Inc.	54,863	1,938,858
*	Vertex, Inc., Class A	28,859	840,663
*	Viant Technology, Inc., Class A	1,078	9,476
*	Viavi Solutions, Inc.	215,238	1,700,380
	Vontier Corp.	101,059	4,106,027

TOTAL INFORMATION TECHNOLOGY			155,067,261

MATERIALS — (7.8%)
	Alpha Metallurgical Resources, Inc.	5,933	1,940,803
	Ardagh Metal Packaging SA	63,232	249,767
	ATI, Inc.	87,696	5,235,451
*	Axalta Coating Systems Ltd.	150,580	4,734,235
	Balchem Corp.	20,519	2,900,976
#*	Bioceres Crop Solutions Corp.	1,438	16,968
#	Cabot Corp.	63,305	5,775,315
	Carpenter Technology Corp.	33,807	2,897,260
*	Century Aluminum Co.	82,520	1,431,722
	Chemours Co.	131,521	3,518,187
	Eagle Materials, Inc.	33,514	8,402,295
	Element Solutions, Inc.	26,586	614,934
	Graphic Packaging Holding Co.	274,265	7,089,750
	Hawkins, Inc.	27,037	2,048,594

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
HB Fuller Co.	1,720	$128,501
* Ingevity Corp.	27,592	1,411,055
Innospec, Inc.	21,559	2,587,080
* Knife River Corp.	52,684	4,119,362
Louisiana-Pacific Corp.	95,154	6,964,321
Materion Corp.	20,346	2,338,569
Myers Industries, Inc.	37,215	815,009
NewMarket Corp.	6,418	3,381,773
Olin Corp.	96,494	5,044,706
Orion SA	61,086	1,445,295
Quaker Chemical Corp.	7,427	1,385,358
Ramaco Resources, Inc., Class A	30,093	471,858
Royal Gold, Inc.	14,054	1,688,307
Sealed Air Corp.	109,104	3,434,594
Sensient Technologies Corp.	23,550	1,724,331
Silgan Holdings, Inc.	106,149	4,952,912
* Smith-Midland Corp.	112	4,001
Sonoco Products Co.	48,902	2,740,957
* Summit Materials, Inc., Class A	30,717	1,194,891
Sylvamo Corp.	37,369	2,335,563
U.S. Lime & Minerals, Inc.	5,727	1,775,370

TOTAL MATERIALS		96,800,070

REAL ESTATE — (0.4%)
# DigitalBridge Group, Inc.	113,306	1,862,751
RMR Group, Inc., Class A	14,577	345,767
St. Joe Co.	38,487	2,201,456

TOTAL REAL ESTATE		4,409,974

UTILITIES — (0.0%)
#* Montauk Renewables, Inc.	21,099	75,956

TOTAL COMMON STOCKS		1,142,908,191

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%) Liberty Broadband Corp., 7.000%	2,460	54,710

TOTAL INVESTMENT SECURITIES (Cost $810,019,810)		1,142,962,901

TEMPORARY CASH INVESTMENTS — (0.5%)

State Street Institutional U.S. Government Money Market Fund 5.250%	6,182,947	6,182,947

SECURITIES LENDING COLLATERAL — (6.8%)
@§ The DFA Short Term Investment Fund	7,283,724	84,258,118

TOTAL INVESTMENTS — (100.0%) (Cost $900,460,875)		$1,233,403,966

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

As of April 30, 2024, U.S. Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2	06/21/24	$504,757	$506,700	$1,943

Total Futures Contracts			$504,757	$506,700	$1,943

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$33,469,455	—	—	$33,469,455
Consumer Discretionary	205,590,239	—	—	205,590,239
Consumer Staples	66,707,439	—	—	66,707,439
Energy	53,450,861	—	—	53,450,861
Financials	100,837,778	—	—	100,837,778
Health Care	109,746,120	—	—	109,746,120
Industrials	316,753,038	—	—	316,753,038
Information Technology	155,067,261	—	—	155,067,261
Materials	96,800,070	—	—	96,800,070
Real Estate	4,409,974	—	—	4,409,974
Utilities	75,956	—	—	75,956
Preferred Stocks
Communication Services	54,710	—	—	54,710
Temporary Cash Investments	6,182,947	—	—	6,182,947
Securities Lending Collateral	—	$84,258,118	—	84,258,118

Total Investments in Securities	$1,149,145,848	$84,258,118	—	$1,233,403,966

Financial Instruments
Assets
Futures Contracts**	1,943	—	—	1,943

Total Financial Instruments	$1,943	—	—	$1,943

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.1%)
	ALS Ltd.	45,680	$381,931
	Altium Ltd.	4,085	172,591
	Ampol Ltd.	8,451	199,560
	Aristocrat Leisure Ltd.	66,892	1,707,083
#	BHP Group Ltd., Sponsored ADR	107,705	5,941,008
	BHP Group Ltd., Class DI	237,336	6,523,066
#	Boral Ltd.	36,945	135,946
	Brambles Ltd.	292,319	2,750,034
	CAR Group Ltd.	30,316	657,357
	Cochlear Ltd.	3,859	805,018
	Coles Group Ltd.	286,359	2,986,500
	Commonwealth Bank of Australia	35,045	2,567,731
	Computershare Ltd.	55,754	979,507
	CSL Ltd.	913	162,218
	Domino’s Pizza Enterprises Ltd.	3,177	80,141
	Fortescue Ltd.	116,833	1,936,442
#	IDP Education Ltd.	6,310	65,794
*	James Hardie Industries PLC, CDI	55,447	1,906,155
	JB Hi-Fi Ltd.	31,846	1,242,697
	Lottery Corp. Ltd.	465,356	1,451,674
	Medibank Pvt Ltd.	281,285	644,665
	Metcash Ltd.	12	30
	Mineral Resources Ltd.	25,770	1,168,987
	nib holdings Ltd.	1,307	6,242
#	Pilbara Minerals Ltd.	867,865	2,209,500
	Pro Medicus Ltd.	12,478	891,492
*	Qantas Airways Ltd.	112,615	424,886
	Ramsay Health Care Ltd.	21,782	730,137
	REA Group Ltd.	4,005	459,085
	Reece Ltd.	13,671	242,519
	Seven Group Holdings Ltd.	19,468	473,056
	Steadfast Group Ltd.	2,386	8,684
	Technology One Ltd.	60,731	629,004
	Telstra Group Ltd.	274,081	647,547
	Wesfarmers Ltd.	112,005	4,798,208
	WiseTech Global Ltd.	4,448	262,043
	Woodside Energy Group Ltd.	12,951	233,873
	Woolworths Group Ltd.	90,555	1,857,927
*	Xero Ltd.	123	9,550

TOTAL AUSTRALIA			48,349,888

AUSTRIA — (0.2%)
	ANDRITZ AG	3,538	193,116
	Erste Group Bank AG	15,034	701,112
	Verbund AG	3,831	292,655

TOTAL AUSTRIA			1,186,883

BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	25,974	1,552,564
*	Argenx SE, ADR	855	321,053
	D’ieteren Group	2,547	549,445
	Lotus Bakeries NV	38	382,034
	UCB SA	17,023	2,257,422

TOTAL BELGIUM			5,062,518

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (10.1%)
*	Air Canada	10,011	$147,767
	Alamos Gold, Inc., Class A	35,613	523,867
	Alimentation Couche-Tard, Inc.	62,233	3,449,227
	ARC Resources Ltd.	198,900	3,601,916
#	BCE, Inc.	15,510	509,504
	Boyd Group Services, Inc.	3,053	570,903
	BRP, Inc.	3,676	247,285
*	CAE, Inc.	2,940	56,713
#	Canadian National Railway Co.	32,824	3,986,147
	Canadian Natural Resources Ltd.	111,559	8,458,403
	Canadian Pacific Kansas City Ltd.	13,600	1,066,648
	CCL Industries, Inc., Class B	18,613	950,491
	Celestica, Inc.	6,929	300,234
	Cenovus Energy, Inc.	17,155	352,707
*	CGI, Inc.	31,413	3,181,083
	Colliers International Group, Inc.	2,055	213,802
	Constellation Software, Inc.	2,145	5,522,450
*	Descartes Systems Group, Inc.	3,713	344,529
	Dollarama, Inc.	45,252	3,774,917
	Element Fleet Management Corp.	57,529	918,107
	Empire Co. Ltd., Class A	187	4,356
	Finning International, Inc.	900	28,236
	FirstService Corp.	4,414	648,321
	Franco-Nevada Corp.	3,075	370,219
	George Weston Ltd.	15,082	1,984,823
	GFL Environmental, Inc.	19,820	632,258
	Gildan Activewear, Inc.	24,812	859,984
	Imperial Oil Ltd.	16,000	1,103,200
	Intact Financial Corp.	18,002	2,958,859
#	Keyera Corp.	29,861	766,128
	Loblaw Cos. Ltd.	23,431	2,569,385
	Metro, Inc.	23,040	1,178,562
	National Bank of Canada	9,300	746,756
	Northland Power, Inc.	21	321
	Open Text Corp.	35,372	1,248,986
	Parkland Corp.	38,199	1,176,784
	Pembina Pipeline Corp.	69,957	2,462,026
	Quebecor, Inc., Class B	28,910	598,297
	RB Global, Inc.	4,210	301,228
#	Restaurant Brands International, Inc.	28,926	2,194,173
	Rogers Communications, Inc., Class B	81,391	3,049,143
	Royal Bank of Canada	43,248	4,185,769
	Saputo, Inc.	2,719	52,280
	SNC-Lavalin Group, Inc.	30,500	1,171,126
	Stantec, Inc.	9,227	734,661
	Sun Life Financial, Inc.	17,187	877,499
#	TC Energy Corp.	45,390	1,627,054
	TFI International, Inc.	14,412	1,877,295
#	Thomson Reuters Corp.	9,924	1,499,516
	Toromont Industries Ltd.	12,968	1,186,916
	Waste Connections, Inc.	9,492	1,538,701
	WSP Global, Inc.	13,738	2,084,575

TOTAL CANADA			79,894,137

DENMARK — (4.0%)
	Novo Nordisk AS, Class B	250,706	32,151,088

FINLAND — (0.7%)
	Elisa OYJ	19,772	891,507

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ, Class A	18,062	$316,772
	Kesko OYJ, Class B	35,051	598,404
	Kone OYJ, Class B	41,305	2,013,494
	Metso OYJ	42,778	484,979
	Neste OYJ	25,857	586,155
	Orion OYJ, Class B	5,482	209,325
	Sampo OYJ, Class A	10,298	417,928
	Wartsila OYJ Abp	11,721	216,223

TOTAL FINLAND			5,734,787

FRANCE — (9.4%)
	Air Liquide SA	19,850	3,882,236
	Airbus SE	61,794	10,168,681
	BioMerieux	925	98,331
	Bureau Veritas SA	81,036	2,363,466
	Capgemini SE	14,154	2,974,902
	Eurofins Scientific SE	6,432	394,209
	Getlink SE	86,145	1,466,506
	Hermes International SCA	2,735	6,547,563
	Ipsen SA	2,642	321,363
	Kering SA	2,337	819,047
#Ω	La Francaise des Jeux SAEM	21,966	827,783
	Legrand SA	12,284	1,262,385
	L’Oreal SA	9,004	4,221,554
	LVMH Moet Hennessy Louis Vuitton SE	37,354	30,683,921
	Safran SA	24,779	5,372,882
	Sartorius Stedim Biotech	548	118,021
	Sodexo SA	1,682	146,458
	Teleperformance SE	4,623	418,773
	Thales SA	16,895	2,839,499

TOTAL FRANCE			74,927,580

GERMANY — (7.5%)
	adidas AG	20,275	4,885,933
	Beiersdorf AG	5,046	758,432
	Brenntag SE	36,220	2,890,479
	Carl Zeiss Meditec AG	2,575	271,696
	CTS Eventim AG & Co. KGaA	12,508	1,106,067
	Deutsche Boerse AG	41,068	7,917,579
	Deutsche Post AG	103,523	4,334,500
	Deutsche Telekom AG	26,817	614,258
	GEA Group AG	16,609	670,339
	Hannover Rueck SE	8,040	1,994,273
	Hella GmbH & Co. KGaA	3,938	344,940
	HOCHTIEF AG	3,673	386,764
	Infineon Technologies AG	129,585	4,496,993
	Knorr-Bremse AG	14,193	1,053,199
	Merck KGaA	6,204	985,826
	MTU Aero Engines AG	1,297	312,469
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,932	2,169,136
	Nemetschek SE	14,047	1,241,323
	Puma SE	10,975	506,727
	Rational AG	929	792,435
	Rheinmetall AG	11,155	6,146,905
	SAP SE	12,503	2,257,631
	Siemens AG	62,620	11,730,824
Ω	Siemens Healthineers AG	19,452	1,078,759

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Symrise AG	9,649	$1,034,292

TOTAL GERMANY			59,981,779

HONG KONG — (1.5%)
	AIA Group Ltd.	341,800	2,503,464
	Chow Tai Fook Jewellery Group Ltd.	454,200	618,006
	HKT Trust & HKT Ltd.	299,000	330,089
	Hong Kong Exchanges & Clearing Ltd.	94,290	2,996,009
	L’Occitane International SA	80,000	329,687
	Man Wah Holdings Ltd.	16,400	11,970
	PCCW Ltd.	175,000	87,499
	PRADA SpA	99,600	812,269
*Ω	Samsonite International SA	181,200	637,039
	SITC International Holdings Co. Ltd.	51,000	110,598
	Techtronic Industries Co. Ltd.	256,500	3,544,648

TOTAL HONG KONG			11,981,278

IRELAND — (0.5%)
*	Flutter Entertainment PLC	5,282	978,537
	Kerry Group PLC, Class A	9,602	826,333
	Kingspan Group PLC	19,254	1,712,597
	Smurfit Kappa Group PLC	8,764	379,740

TOTAL IRELAND			3,897,207

ISRAEL — (0.6%)
	Bezeq The Israeli Telecommunication Corp. Ltd.	305,050	377,999
	Camtek Ltd.	4,339	353,083
	Elbit Systems Ltd.	1,614	327,513
	Electra Ltd.	269	102,289
	Energix-Renewable Energies Ltd.	14,481	53,965
*	Enlight Renewable Energy Ltd.	908	14,528
*	Fattal Holdings 1998 Ltd.	1,387	168,276
	First International Bank Of Israel Ltd.	6,498	257,925
	Matrix IT Ltd.	1,978	39,898
	Mizrahi Tefahot Bank Ltd.	9,823	357,697
*	Nice Ltd., Sponsored ADR	1,353	302,409
*	Nova Ltd.	2,783	471,511
	Shapir Engineering & Industry Ltd.	3,724	20,316
	Shufersal Ltd.	9,936	65,419
	Strauss Group Ltd.	6,947	127,613
*	Teva Pharmaceutical Industries Ltd.	98,607	1,379,026
*	Tower Semiconductor Ltd.	14,320	465,861
	YH Dimri Construction & Development Ltd.	265	20,752

TOTAL ISRAEL			4,906,080

ITALY — (2.3%)
	Amplifon SpA	17,795	594,109
	Brunello Cucinelli SpA	5,289	539,808
	Enel SpA	946,877	6,223,293
	Eni SpA	11,403	183,152
	Ferrari NV	12,072	4,992,804
	FinecoBank Banca Fineco SpA	51,677	791,679
	Moncler SpA	22,600	1,538,657
Ω	Poste Italiane SpA	65,412	830,936
	Prysmian SpA	16,372	888,318
	Recordati Industria Chimica e Farmaceutica SpA	11,335	603,173
	Snam SpA	222,457	1,017,801

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
ITALY — (Continued)
Tenaris SA	19,612	$325,701

TOTAL ITALY		18,529,431

JAPAN — (21.0%)
Advantest Corp.	85,200	2,666,816
Aeon Co. Ltd.	65,900	1,377,857
Ajinomoto Co., Inc.	34,300	1,275,324
Asahi Intecc Co. Ltd.	16,400	240,304
Asics Corp.	40,100	1,718,780
Astellas Pharma, Inc.	12,200	117,094
Azbil Corp.	12,000	335,160
Bandai Namco Holdings, Inc.	48,100	898,757
BayCurrent Consulting, Inc.	28,300	602,427
BIPROGY, Inc.	19,900	578,919
Calbee, Inc.	7,400	161,628
Capcom Co. Ltd.	76,000	1,251,145
Chugai Pharmaceutical Co. Ltd.	71,900	2,286,696
Cosmos Pharmaceutical Corp.	4,500	413,973
CyberAgent, Inc.	26,800	166,979
Daifuku Co. Ltd.	20,553	421,004
Daikin Industries Ltd.	18,000	2,456,843
Daito Trust Construction Co. Ltd.	20,500	2,197,484
Dentsu Soken, Inc.	2,700	89,446
Dexerials Corp.	13,600	509,410
Disco Corp.	9,900	2,819,973
DMG Mori Co. Ltd.	29,000	775,243
Ebara Corp.	18,300	1,508,543
Fast Retailing Co. Ltd.	18,000	4,706,442
Food & Life Cos. Ltd.	18,400	347,775
Fuji Electric Co. Ltd.	29,400	1,828,795
Fujikura Ltd.	46,800	804,226
Fujitsu Ltd.	176,000	2,718,873
GMO internet group, Inc.	4,800	78,812
GMO Payment Gateway, Inc.	4,898	224,040
Goldwin, Inc.	3,500	212,298
Hamamatsu Photonics KK	17,100	626,573
Hikari Tsushin, Inc.	300	48,757
Hirose Electric Co. Ltd.	100	10,615
Hitachi Ltd.	63,200	5,830,874
Horiba Ltd.	4,800	465,692
Hoya Corp.	35,900	4,162,239
Ibiden Co. Ltd.	26,700	1,014,960
Internet Initiative Japan, Inc.	25,000	422,974
# Ito En Ltd.	9,400	228,093
# ITOCHU Corp.	19,100	861,691
Japan Airport Terminal Co. Ltd.	12,600	445,274
Japan Exchange Group, Inc.	124,000	2,904,143
Japan Tobacco, Inc.	83,100	2,235,524
JCR Pharmaceuticals Co. Ltd.	300	1,542
Kakaku.com, Inc.	20,900	240,403
Kao Corp.	18,200	750,790
KDDI Corp.	213,200	5,916,039
Keyence Corp.	5,200	2,286,802
Kikkoman Corp.	43,700	520,703
Kobe Bussan Co. Ltd.	36,700	792,620
Koei Tecmo Holdings Co. Ltd.	10,100	93,944
Konami Group Corp.	9,500	573,204
Kotobuki Spirits Co. Ltd.	3,300	33,979
Kurita Water Industries Ltd.	23,100	914,854

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kusuri No. Aoki Holdings Co. Ltd.	2,500	$46,611
	Lasertec Corp.	12,400	2,674,746
	M3, Inc.	39,300	415,722
	Macnica Holdings, Inc.	10,800	476,205
	Marui Group Co. Ltd.	18,000	274,930
	Maruwa Co. Ltd.	600	126,437
	McDonald’s Holdings Co. Japan Ltd.	12,000	527,864
	Minebea Mitsumi, Inc.	55,300	1,035,788
	Mitsubishi Heavy Industries Ltd.	209,500	1,873,163
	Mitsui High-Tec, Inc.	300	13,433
#	MonotaRO Co. Ltd.	49,000	587,259
	Murata Manufacturing Co. Ltd.	120,900	2,209,104
	Nakanishi, Inc.	500	7,681
	NEC Networks & System Integration Corp.	6,000	99,672
	Nichirei Corp.	24,200	605,885
	Nifco, Inc.	8,100	195,805
	Nihon M&A Center Holdings, Inc.	13,600	74,437
	Nintendo Co. Ltd.	75,400	3,677,180
	Nippon Sanso Holdings Corp.	38,200	1,134,632
	Nissan Chemical Corp.	19,600	668,128
	Nissin Foods Holdings Co. Ltd.	4,800	128,091
	Nitori Holdings Co. Ltd.	7,300	976,981
	Nitto Denko Corp.	19,500	1,612,370
	NOF Corp.	21,800	292,467
	Nomura Research Institute Ltd.	32,930	796,836
	NS Solutions Corp.	2,300	74,915
	NTT Data Group Corp.	61,100	955,471
	Obic Co. Ltd.	2,200	282,626
	Olympus Corp.	104,900	1,461,227
	Oracle Corp.	6,500	487,790
	Oriental Land Co. Ltd.	74,300	2,050,064
	Otsuka Corp.	21,600	429,583
	Pan Pacific International Holdings Corp.	65,600	1,540,683
*	Park24 Co. Ltd.	4,300	46,309
	Persol Holdings Co. Ltd.	626,400	866,505
	Rakus Co. Ltd.	17,700	178,913
	Recruit Holdings Co. Ltd.	115,900	4,991,507
	Renesas Electronics Corp.	145,100	2,355,808
	Rohto Pharmaceutical Co. Ltd.	21,500	419,474
	Rorze Corp.	1,600	277,400
	Ryohin Keikaku Co. Ltd.	57,200	921,436
	Sankyo Co. Ltd.	27,000	293,274
	Sanrio Co. Ltd.	35,600	600,232
	Santen Pharmaceutical Co. Ltd.	10,700	103,352
	Sanwa Holdings Corp.	42,500	694,063
	SCREEN Holdings Co. Ltd.	13,200	1,361,938
	SCSK Corp.	29,100	529,015
	Sega Sammy Holdings, Inc.	24,900	325,915
	Seibu Holdings, Inc.	51,000	793,768
	SG Holdings Co. Ltd.	73,300	857,983
*	SHIFT, Inc.	2,500	229,968
	Shimadzu Corp.	30,800	836,776
	Shimano, Inc.	1,800	292,523
	Shin-Etsu Chemical Co. Ltd.	164,300	6,359,879
	Shinko Electric Industries Co. Ltd.	11,600	407,279
	Shionogi & Co. Ltd.	900	42,031
	Ship Healthcare Holdings, Inc.	500	7,439
	SHO-BOND Holdings Co. Ltd.	1,400	54,064
	Skylark Holdings Co. Ltd.	59,100	842,214

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SMS Co. Ltd.	300	$4,151
	Socionext, Inc.	32,800	958,928
	SoftBank Corp.	316,300	3,815,111
	Sony Group Corp.	137,300	11,348,029
	Sugi Holdings Co. Ltd.	10,800	158,461
	Sundrug Co. Ltd.	16,200	470,403
	Sysmex Corp.	68,000	1,087,345
	TechnoPro Holdings, Inc.	20,100	342,371
	Terumo Corp.	600	10,178
	TIS, Inc.	46,400	990,945
	Toei Animation Co. Ltd.	3,000	49,651
	Tokio Marine Holdings, Inc.	138,100	4,364,842
	Tokyo Electron Ltd.	52,500	11,515,651
	Tokyo Seimitsu Co. Ltd.	6,900	449,002
	Toridoll Holdings Corp.	8,500	204,259
	Toyota Motor Corp.	208,755	4,761,404
	Trend Micro, Inc.	22,200	1,093,976
#	Tsuruha Holdings, Inc.	4,400	277,745
	Unicharm Corp.	19,700	585,349
	USS Co. Ltd.	58,600	447,663
*	Visional, Inc.	1,200	54,754
	Welcia Holdings Co. Ltd.	20,900	307,288
	Yamato Holdings Co. Ltd.	500	6,603
	Yaoko Co. Ltd.	4,100	221,656
	Yaskawa Electric Corp.	22,400	922,939
	Yokogawa Electric Corp.	41,500	916,976
	Zenkoku Hosho Co. Ltd.	7,900	277,384
	Zensho Holdings Co. Ltd.	23,100	895,338
#	ZOZO, Inc.	32,000	689,231

TOTAL JAPAN			166,903,839

NETHERLANDS — (4.0%)
	ASML Holding NV	29,533	25,762,152
*	InPost SA	30,328	486,909
*	Pluxee NV	6,389	196,982
	Qiagen NV	8,410	355,977
	Universal Music Group NV	23,433	689,286
	Wolters Kluwer NV	28,669	4,291,935

TOTAL NETHERLANDS			31,783,241

NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	12,838	50,569
	Chorus Ltd.	159,898	677,509
	EBOS Group Ltd.	3,283	67,653
	Fisher & Paykel Healthcare Corp. Ltd.	30,118	504,408
	Mainfreight Ltd.	8,623	344,638
	Spark New Zealand Ltd.	250,840	704,899

TOTAL NEW ZEALAND			2,349,676

NORWAY — (0.8%)
	Aker Solutions ASA	295	1,112
	Borregaard ASA	7,322	125,418
	Equinor ASA	106,666	2,838,208
*	FLEX LNG Ltd.	1,600	41,616
	Frontline PLC	24,878	589,489
	Gjensidige Forsikring ASA	1,596	25,589
	Hafnia Ltd.	62,754	473,149
	Kongsberg Gruppen ASA	3,735	263,665

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Mowi ASA	22,569	$396,242
	Protector Forsikring ASA	7,669	155,027
	Salmar ASA	3,699	232,708
	Storebrand ASA	28,243	271,121
	Telenor ASA	40,862	469,780
	TOMRA Systems ASA	16,984	208,065
	Var Energi ASA	44,513	144,512

TOTAL NORWAY			6,235,701

PORTUGAL — (0.1%)
	Galp Energia SGPS SA	20,148	432,802
	Jeronimo Martins SGPS SA	23,855	490,739

TOTAL PORTUGAL			923,541

SINGAPORE — (1.0%)
	DBS Group Holdings Ltd.	133,663	3,402,713
	DFI Retail Group Holdings Ltd.	31,400	60,968
	Jardine Cycle & Carriage Ltd.	4,600	88,772
	Oversea-Chinese Banking Corp. Ltd.	4,900	50,870
	Sembcorp Industries Ltd.	184,300	720,257
	Singapore Airlines Ltd.	166,700	795,429
	Singapore Exchange Ltd.	177,800	1,212,867
	Singapore Technologies Engineering Ltd.	304,300	893,876
	Singapore Telecommunications Ltd.	21,100	36,593
	Venture Corp. Ltd.	10,400	110,190
	Yangzijiang Shipbuilding Holdings Ltd.	431,300	553,622

TOTAL SINGAPORE			7,926,157

SPAIN — (2.2%)
	ACS Actividades de Construccion y Servicios SA	36,057	1,444,099
Ω	Aena SME SA	10,166	1,852,648
	Amadeus IT Group SA	40,994	2,602,050
Ω	Cellnex Telecom SA	2,359	77,976
	Endesa SA	49,310	899,200
	Ferrovial SE	6,853	246,471
	Iberdrola SA	258,102	3,164,736
#	Industria de Diseno Textil SA	86,393	3,933,554
	Naturgy Energy Group SA	8,682	219,597
	Telefonica SA	671,860	3,009,661

TOTAL SPAIN			17,449,992

SWEDEN — (2.8%)
	AddTech AB, Class B	33,781	702,297
	Alfa Laval AB	2,401	102,222
	Atlas Copco AB, Class A	253,368	4,438,015
	Atlas Copco AB, Class B	142,793	2,141,069
#	Avanza Bank Holding AB	20,766	445,016
	Axfood AB	23,915	618,668
*	Camurus AB	2,004	89,867
	Epiroc AB, Class A	42,925	793,570
	Epiroc AB, Class B	25,518	422,986
Ω	Evolution AB	8,329	920,231
	Fortnox AB	51,268	298,735
#	H & M Hennes & Mauritz AB, Class B	86,268	1,371,212
	Hemnet Group AB	6,506	169,082
	HMS Networks AB	465	17,233
	Indutrade AB	34,001	782,214

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lagercrantz Group AB, Class B	39,562	$580,507
#	Lifco AB, Class B	18,429	446,509
	Medicover AB, Class B	1,395	21,854
Ω	Munters Group AB	13,305	265,267
#	Nordnet AB publ	32,084	570,417
#	Sandvik AB	45,340	903,786
	Sectra AB, Class B	22,615	444,981
	Sweco AB, Class B	19,191	205,568
	Tele2 AB, Class B	94,478	881,202
Ω	Thule Group AB	4,413	124,578
	Volvo AB, Class A	19,979	526,172
	Volvo AB, Class B	150,552	3,832,027

TOTAL SWEDEN			22,115,285

SWITZERLAND — (7.5%)
	ABB Ltd.	32,907	1,598,900
	Geberit AG	7,768	4,146,412
#	Kuehne & Nagel International AG	14,000	3,700,150
	Nestle SA	180,778	18,150,140
	Partners Group Holding AG	3,714	4,778,306
	Roche Holding AG	82,653	19,882,151
	SGS SA	40,045	3,526,188
	Sonova Holding AG	3,699	1,022,522
	Straumann Holding AG	4,057	539,328
Ω	VAT Group AG	3,969	1,976,009

TOTAL SWITZERLAND			59,320,106

UNITED KINGDOM — (12.1%)
	Admiral Group PLC	37,300	1,269,585
	Ashtead Group PLC	145,355	10,554,503
#	AstraZeneca PLC, Sponsored ADR	112,934	8,569,432
	AstraZeneca PLC	13,406	2,027,642
Ω	Auto Trader Group PLC	143,477	1,243,871
	B&M European Value Retail SA	242,608	1,565,687
	BAE Systems PLC	57,904	963,072
	Bunzl PLC	34,678	1,329,825
	Burberry Group PLC	12,138	173,678
	Coca-Cola HBC AG	29,306	945,960
	Compass Group PLC	126,636	3,522,207
	Computacenter PLC	1,006	32,253
	Diageo PLC, Sponsored ADR	42,848	5,919,880
	Diageo PLC	41,894	1,447,843
*††	Evraz PLC	83,618	0
	Experian PLC	129,136	5,208,564
*	Frasers Group PLC	11,088	112,838
	GSK PLC	106,170	2,202,700
#	GSK PLC, Sponsored ADR	231,014	9,573,237
	Hargreaves Lansdown PLC	1,619	16,361
	Howden Joinery Group PLC	123,848	1,348,050
	IMI PLC	46,073	1,003,594
	Imperial Brands PLC	194,199	4,437,476
	InterContinental Hotels Group PLC, ADR	1	133
	Intertek Group PLC	27,700	1,704,839
	JD Sports Fashion PLC	419,701	600,875
	Legal & General Group PLC	704,759	2,068,820
	Man Group PLC	20,228	64,869
	Next PLC	32,266	3,618,889
	Reckitt Benckiser Group PLC	33,293	1,861,312

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	RELX PLC, Sponsored ADR	64,018	$2,636,901
	RELX PLC	129,373	5,318,238
	Rentokil Initial PLC	31,188	157,436
	Rightmove PLC	159,472	1,021,546
	Rio Tinto PLC	19,282	1,304,634
#	Rio Tinto PLC, Sponsored ADR	32,846	2,227,944
	Sage Group PLC	8,382	121,547
	Spirax-Sarco Engineering PLC	4,857	534,452
	Unilever PLC, Sponsored ADR	170,056	8,817,404
	Unilever PLC	712	36,832
#	WPP PLC, Sponsored ADR	5,232	263,431

	TOTAL UNITED KINGDOM		95,828,360

	TOTAL COMMON STOCKS		757,438,554

	PREFERRED STOCKS — (0.2%)
	GERMANY — (0.2%)
Ω	Dr Ing hc F Porsche AG, 1.204%	7,996	711,856
	Sartorius AG, 0.262%	3,953	1,181,773

	TOTAL GERMANY		1,893,629

	RIGHTS/WARRANTS — (0.0%)
	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0

	TOTAL INVESTMENT SECURITIES (Cost $580,669,068)		759,332,183

			Value†
	SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	3,109,188	35,967,084

	TOTAL INVESTMENTS — (100.0%) (Cost $616,635,740)		$795,299,267

As of April 30, 2024, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	18	06/21/24	$4,595,993	$4,560,300	$(35,693)

Total Futures Contracts			$4,595,993	$4,560,300	$(35,693)

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$5,941,008	$42,408,880	—	$48,349,888
Austria	—	1,186,883	—	1,186,883
Belgium	321,053	4,741,465	—	5,062,518

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$79,894,137	—	—	$79,894,137
Denmark	—	$32,151,088	—	32,151,088
Finland	—	5,734,787	—	5,734,787
France	—	74,927,580	—	74,927,580
Germany	—	59,981,779	—	59,981,779
Hong Kong	—	11,981,278	—	11,981,278
Ireland	—	3,897,207	—	3,897,207
Israel	940,765	3,965,315	—	4,906,080
Italy	2,612,675	15,916,756	—	18,529,431
Japan	—	166,903,839	—	166,903,839
Netherlands	23,622,811	8,160,430	—	31,783,241
New Zealand	—	2,349,676	—	2,349,676
Norway	41,616	6,194,085	—	6,235,701
Portugal	—	923,541	—	923,541
Singapore	—	7,926,157	—	7,926,157
Spain	—	17,449,992	—	17,449,992
Sweden	—	22,115,285	—	22,115,285
Switzerland	—	59,320,106	—	59,320,106
United Kingdom	38,008,362	57,819,998	—	95,828,360
Preferred Stocks
Germany	—	1,893,629	—	1,893,629
Securities Lending Collateral	—	35,967,084	—	35,967,084

Total Investments in Securities	$151,382,427	$643,916,840	—	$795,299,267

Financial Instruments Liabilities
Futures Contracts**	(35,693)	—	—	(35,693)

Total Financial Instruments	$(35,693)	—	—	$(35,693)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2024

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
AUSTRALIA — (7.4%)
	Accent Group Ltd.	112,583	$136,788
	Acrow Ltd.	62,109	45,393
	Altium Ltd.	8,530	360,391
	ARB Corp. Ltd.	23,092	566,897
	AUB Group Ltd.	20,482	371,469
*	Audinate Group Ltd.	18,699	224,495
*	Aussie Broadband Ltd.	42,962	102,473
#	Australian Clinical Labs Ltd.	36,962	58,017
	Australian Ethical Investment Ltd.	25,309	76,465
	Australian Finance Group Ltd.	43,070	41,659
#*††	AVZ Minerals Ltd.	336,495	35,281
	Bapcor Ltd.	18,874	70,670
#	Beacon Lighting Group Ltd.	27,804	52,264
#*	Boss Energy Ltd.	97,175	305,851
*	Bravura Solutions Ltd.	73,643	65,101
	Breville Group Ltd.	30,432	501,055
*	Capricorn Metals Ltd.	99,026	313,477
#*	Cettire Ltd.	48,710	92,593
	Champion Iron Ltd.	81,604	369,815
#	Clinuvel Pharmaceuticals Ltd.	11,891	114,854
	Cobram Estate Olives Ltd.	16,939	20,385
	Codan Ltd.	29,274	206,313
#*	Cogstate Ltd.	6,282	5,720
	Collins Foods Ltd.	32,959	211,283
#	Corporate Travel Management Ltd.	7,154	70,090
	CSR Ltd.	102,396	584,045
	Data#3 Ltd.	47,477	233,517
*	De Grey Mining Ltd.	293,561	244,292
	Deterra Royalties Ltd.	88,444	279,961
	Dicker Data Ltd.	19,198	132,254
	Domino’s Pizza Enterprises Ltd.	14,311	361,001
#*	DUG Technology Ltd.	18,742	33,162
#	Eagers Automotive Ltd.	46,429	374,015
*	Emerald Resources NL	159,779	359,678
*	Energy Resources of Australia Ltd.	44,404	1,554
	EVT Ltd.	20,183	154,468
#	Flight Centre Travel Group Ltd.	40,832	554,989
	Gold Road Resources Ltd.	138,333	143,152
	GR Engineering Services Ltd.	17,215	25,422
	Hansen Technologies Ltd.	49,856	151,073
	HUB24 Ltd.	21,929	563,429
#	IDP Education Ltd.	33,014	344,233
	Infomedia Ltd.	146,416	155,804
	Inghams Group Ltd.	134,414	318,142
	IPH Ltd.	66,921	269,387
#	Johns Lyng Group Ltd.	54,749	196,331
	Jumbo Interactive Ltd.	10,368	105,384
*	Karoon Energy Ltd.	204,220	252,059
	Lifestyle Communities Ltd.	31,899	243,386
	Lindsay Australia Ltd.	66,787	41,096
	Link Administration Holdings Ltd.	151,262	218,291
	Lovisa Holdings Ltd.	17,049	343,607
	Lycopodium Ltd.	3,894	30,957
*	Lynas Rare Earths Ltd.	2,134	8,923
	MA Financial Group Ltd.	22,193	65,854

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Mach7 Technologies Ltd.	30,726	$14,422
*	Macquarie Technology Group Ltd.	2,758	145,088
#	Mader Group Ltd.	5,695	24,647
	McMillan Shakespeare Ltd.	18,902	225,623
*	Megaport Ltd.	32,688	279,891
	Metcash Ltd.	249,458	632,597
	Monadelphous Group Ltd.	26,446	227,168
#	Myer Holdings Ltd.	60,033	29,422
*	Nanosonics Ltd.	86,878	160,751
	Netwealth Group Ltd.	36,287	456,727
	nib holdings Ltd.	132,496	632,740
	Nick Scali Ltd.	27,080	271,574
	Objective Corp. Ltd.	6,021	48,559
*	OFX Group Ltd.	20,012	21,468
	Orora Ltd.	387,969	543,813
	Pinnacle Investment Management Group Ltd.	20,422	146,321
	Platinum Asset Management Ltd.	34,760	23,924
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Premier Investments Ltd.	10,999	211,573
	Propel Funeral Partners Ltd.	10,772	37,320
	PSC Insurance Group Ltd.	59,504	206,057
	PWR Holdings Ltd.	21,649	163,882
*	ReadyTech Holdings Ltd.	18,559	40,783
*	Red 5 Ltd.	599,730	171,777
#	Regis Healthcare Ltd.	37,883	96,400
	Reliance Worldwide Corp. Ltd.	49,108	161,189
	Ridley Corp. Ltd.	82,426	120,260
*	RPMGlobal Holdings Ltd.	60,700	96,913
	Sigma Healthcare Ltd.	76,180	62,032
	SmartGroup Corp. Ltd.	44,344	271,902
	Super Retail Group Ltd.	29,619	275,409
	Technology One Ltd.	71,224	737,682
*	Telix Pharmaceuticals Ltd.	22,852	219,312
*	Temple & Webster Group Ltd.	28,945	211,248
#*	Tuas Ltd.	13,888	35,752
*	Tyro Payments Ltd.	100,883	61,904
	Ventia Services Group Pty. Ltd.	182,575	424,916
Ω	Viva Energy Group Ltd.	227,239	497,538
*	Webjet Ltd.	88,931	466,804

TOTAL AUSTRALIA			19,663,653

AUSTRIA — (1.1%)
	ANDRITZ AG	22,725	1,240,410
Ω	BAWAG Group AG	4,875	291,090
	DO & Co. AG	1,869	286,297
*	Eurotelesites AG	8,017	30,111
	Oesterreichische Post AG	8,207	261,452
	Palfinger AG	2,806	63,062
	Wienerberger AG	18,577	663,855

TOTAL AUSTRIA			2,836,277

BELGIUM — (1.6%)
	Colruyt Group NV	15,531	718,499
	Deme Group NV	1,407	223,368
#*	Euronav NV	21,821	364,193
	EVS Broadcast Equipment SA	2,260	81,584
	Fagron	20,034	388,694
	Kinepolis Group NV	2,726	116,140

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Lotus Bakeries NV	126	$1,266,744
	Melexis NV	5,881	491,452
#	Umicore SA	30,795	682,116
	Van de Velde NV	1,744	64,893

TOTAL BELGIUM			4,397,683

CANADA — (11.5%)
*	5N Plus, Inc.	11,100	37,654
	ADF Group, Inc.	1,523	16,042
	Ag Growth International, Inc.	5,814	223,877
	Alamos Gold, Inc., Class A	11,192	164,634
	Altus Group Ltd.	10,273	376,996
	Amerigo Resources Ltd.	15,100	18,976
	Andlauer Healthcare Group, Inc.	5,198	157,490
*	Aritzia, Inc.	26,722	691,804
*	Athabasca Oil Corp.	55,994	195,236
*	ATS Corp.	25,328	833,258
#	Aura Minerals, Inc.	4,900	36,839
	Badger Infrastructure Solution	11,038	360,410
	Bird Construction, Inc.	14,525	199,730
	Black Diamond Group Ltd.	9,300	57,219
#	Boralex, Inc., Class A	18,051	362,292
	Boyd Group Services, Inc.	5,138	960,793
	Calian Group Ltd.	3,606	143,962
#*	Canada Goose Holdings, Inc.	7,500	84,662
*	Capstone Copper Corp.	85,032	588,643
	Celestica, Inc.	25,108	1,087,930
	CES Energy Solutions Corp.	41,389	170,469
	CI Financial Corp.	42,885	506,527
*	Cipher Pharmaceuticals, Inc.	2,100	13,104
	Colliers International Group, Inc.	6,652	692,221
	Computer Modelling Group Ltd.	30,056	239,723
	Converge Technology Solutions Corp.	2,903	11,282
	Corby Spirit & Wine Ltd.	3,500	33,687
	Definity Financial Corp.	10,457	348,579
#*	Denison Mines Corp.	150,334	299,001
	Dye & Durham Ltd.	8,476	90,384
	Enerplus Corp.	63,030	1,234,127
	Enghouse Systems Ltd.	14,096	305,235
#*	ERO Copper Corp.	17,559	358,029
	Evertz Technologies Ltd.	8,600	87,084
	Exchange Income Corp.	5,805	195,573
#	Extendicare, Inc.	25,468	134,125
	Fiera Capital Corp.	22,781	113,520
	Finning International, Inc.	47,121	1,478,339
	First National Financial Corp.	5,637	157,033
	Foraco International SA	22,957	49,027
*	Forsys Metals Corp.	12,000	7,845
#	Freehold Royalties Ltd.	35,868	369,193
*	GDI Integrated Facility Services, Inc.	3,715	100,333
	Gibson Energy, Inc.	49,372	809,806
	goeasy Ltd.	2,107	269,434
	Hammond Power Solutions, Inc.	1,500	125,696
	Headwater Exploration, Inc.	63,496	345,004
	Information Services Corp.	4,303	82,862
Ω	Jamieson Wellness, Inc.	12,790	242,951
*	K92 Mining, Inc.	61,362	326,277
*	Karora Resources, Inc.	24,244	94,394
	K-Bro Linen, Inc.	3,004	75,392

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Kinaxis, Inc.	4,350	$463,202
	Labrador Iron Ore Royalty Corp.	18,300	399,725
	Lundin Gold, Inc.	23,006	312,674
*	Major Drilling Group International, Inc.	20,687	143,659
#	Maple Leaf Foods, Inc.	11,511	203,772
*	Mattr Corp.	12,216	144,730
*	MDA Ltd.	16,116	166,469
	Medical Facilities Corp.	3,300	27,088
	MTY Food Group, Inc.	5,633	202,136
	North American Construction Group Ltd.	7,405	156,246
	North West Co., Inc.	15,170	429,981
*	Orla Mining Ltd.	53,157	207,865
	Osisko Gold Royalties Ltd.	25,638	394,569
	Parkland Corp.	40,153	1,236,980
	Pason Systems, Inc.	25,831	293,651
	PHX Energy Services Corp.	11,900	77,452
#	Pine Cliff Energy Ltd.	49,359	35,496
	Pollard Banknote Ltd.	4,800	129,881
	PrairieSky Royalty Ltd.	60,896	1,160,282
	Premium Brands Holdings Corp.	12,536	821,376
	Primo Water Corp.	46,417	875,889
	Propel Holdings, Inc.	4,448	71,891
	Pulse Seismic, Inc.	14,400	22,594
#	Quebecor, Inc., Class B	9,465	195,880
#	Richelieu Hardware Ltd.	16,472	464,851
	Rogers Sugar, Inc.	21,462	81,224
	Russel Metals, Inc.	3,952	111,299
#	Savaria Corp.	14,977	179,617
	Secure Energy Services, Inc.	76,841	650,831
#	Sienna Senior Living, Inc.	22,092	215,039
*	SilverCrest Metals, Inc.	17,306	141,453
Ω	Sleep Country Canada Holdings, Inc.	10,749	213,395
	SNC-Lavalin Group, Inc.	4,206	161,500
	Softchoice Corp.	5,368	69,252
Ω	Spin Master Corp.	9,240	201,895
	Sprott, Inc.	7,085	278,443
	Stelco Holdings, Inc.	7,657	221,982
	Stella-Jones, Inc.	15,153	880,352
	Superior Plus Corp.	23,888	161,897
	Sylogist Ltd.	3,400	22,179
#*	Taseko Mines Ltd.	33,326	82,250
	TELUS Corp.	9,628	154,633
	TerraVest Industries, Inc.	2,300	120,676
	Topaz Energy Corp.	24,519	405,904
	TransAlta Corp.	25,233	167,547
	TransAlta Corp.	52,100	345,529
	Trican Well Service Ltd.	56,044	170,170
*	Trisura Group Ltd.	7,093	216,657
	Vecima Networks, Inc.	800	11,622
*	Viemed Healthcare, Inc.	8,932	73,153
*	Wall Financial Corp.	2,300	33,431
*	Wesdome Gold Mines Ltd.	49,200	368,111
	Westshore Terminals Investment Corp.	10,814	208,008
	Winpak Ltd.	7,147	222,563

TOTAL CANADA			30,773,654

CHINA — (0.0%)
	PAX Global Technology Ltd.	8,000	6,693

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (2.6%)
*	ALK-Abello AS	31,893	$591,264
	cBrain AS	3,927	156,539
	Chemometec AS	5,545	234,647
*	GN Store Nord AS	35,003	944,244
	ISS AS	41,616	779,193
*Ω	Netcompany Group AS	12,248	444,335
*	NKT AS	5,667	470,102
*	NTG Nordic Transport Group AS, Class A	2,024	81,888
	Ringkjoebing Landbobank AS	7,386	1,241,264
	Royal Unibrew AS	16,661	1,254,697
	Topdanmark AS	15,188	633,626

TOTAL DENMARK			6,831,799

FINLAND — (2.0%)
#*	Alisa Pankki OYJ	1,405	29,429
	Alma Media OYJ	5,579	58,936
	Cargotec OYJ, Class B	8,376	660,615
	Elisa OYJ	4,026	181,530
	eQ OYJ	1,222	17,636
	Evli OYJ, Class B	1,405	29,416
	F-Secure OYJ	2,601	5,721
	Gofore OYJ	491	12,613
	Harvia OYJ	5,546	241,357
	Kesko OYJ, Class A	11,758	206,212
	Kesko OYJ, Class B	59,117	1,009,268
	Konecranes OYJ.	5,608	294,730
	Marimekko OYJ	7,952	108,117
	Orion OYJ, Class A	7,832	301,082
	Orion OYJ, Class B	27,053	1,032,993
	Puuilo OYJ	18,161	197,870
*	QT Group OYJ	3,609	278,005
#	Revenio Group OYJ	1,876	52,290
#	Talenom OYJ	8,051	45,163
	Tokmanni Group Corp.	13,245	201,001
	Vaisala OYJ, Class A	5,135	191,764
*	Verkkokauppa.com OYJ	7,353	17,694
	Wartsila OYJ Abp	4,718	87,035

TOTAL FINLAND			5,260,477

FRANCE — (4.6%)
	Alten SA	9,179	1,078,719
#*	Bastide le Confort Medical	726	13,928
#	Catana Group	8,468	43,973
	Equasens	1,255	78,696
	Gaztransport Et Technigaz SA	10,027	1,397,566
*	ID Logistics Group SACA	1,159	427,596
	Infotel SA	775	40,470
	Interparfums SA	3,962	200,979
	IPSOS SA	5,459	365,303
*	JCDecaux SE	17,391	362,992
	Kaufman & Broad SA	3,850	124,130
#*	La Francaise De L’energie SACA	972	34,991
#Ω	La Francaise des Jeux SAEM	29,328	1,105,218
	Linedata Services	183	14,499
#	Metropole Television SA	6,515	92,004
	Nexans SA	7,280	775,296
#*	OVH Groupe SAS	2,334	16,541
	Robertet SA	137	128,587

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	SEB SA	5,977	$705,431
	Seche Environnement SACA	870	97,447
*	SOITEC	1,343	131,322
	Sopra Steria Group	5,081	1,112,527
	SPIE SA	33,641	1,223,209
	Stef SA	270	36,604
	Sword Group	2,139	81,764
	Technip Energies NV	13,763	324,119
#	Thermador Groupe	1,522	130,073
	Trigano SA	2,126	323,195
*	Ubisoft Entertainment SA	26,647	627,521
*	Vallourec SACA	7,596	130,778
Ω	Verallia SA	22,651	872,408
*	VusionGroup	193	31,496
	Wavestone	2,899	164,892

TOTAL FRANCE			12,294,274

GERMANY — (5.8%)
	Adesso SE	769	89,345
*	Adtran Networks SE	3,020	64,217
	AIXTRON SE	10,473	243,350
	All for One Group SE	628	39,183
	Allgeier SE	2,087	43,750
	Amadeus Fire AG	1,636	196,284
	Atoss Software AG	1,545	413,026
	Bechtle AG	22,343	1,078,265
	CENIT AG	2,561	34,020
	Cewe Stiftung & Co. KGaA	684	72,787
	CompuGroup Medical SE & Co. KGaA	3,550	106,343
	CTS Eventim AG & Co. KGaA	15,249	1,348,450
	Dermapharm Holding SE	5,650	189,626
	Eckert & Ziegler SE	4,652	183,908
	EDAG Engineering Group AG	1,049	12,708
	Elmos Semiconductor SE	2,015	166,960
*	Encavis AG	31,498	567,056
	Energiekontor AG	2,482	170,391
	Fabasoft AG	987	21,246
	Fielmann Group AG	8,389	391,165
	Freenet AG	14,857	413,000
	FUCHS SE	6,923	253,081
	GEA Group AG	33,419	1,348,790
	Gerresheimer AG	8,490	914,347
	GFT Technologies SE	6,257	183,284
	Hawesko Holding SE	669	21,569
	Hensoldt AG	12,424	489,468
	HOCHTIEF AG	6,779	713,824
	Hugo Boss AG	16,811	905,857
	IVU Traffic Technologies AG	3,749	58,095
	Knaus Tabbert AG	586	26,560
	Krones AG	3,266	430,563
*	Nagarro SE	2,666	202,584
	Nexus AG	4,574	251,431
*	OHB SE	1,950	90,767
	Pfeiffer Vacuum Technology AG	139	22,938
	PSI Software SE	1,088	26,044
	Puma SE	15,969	737,305
*	PVA TePla AG	5,656	111,919
	Rational AG	492	419,675
	Secunet Security Networks AG	437	70,096

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Sixt SE	186	$17,809
*	SMA Solar Technology AG	3,225	169,151
	Stabilus SE	6,308	391,398
	Stemmer Imaging AG	250	9,193
	Stroeer SE & Co. KGaA	9,841	631,063
	SUESS MicroTec SE	2,440	120,766
*Ω	TeamViewer SE	40,383	532,762
*	TUI AG	47,869	336,165
	USU Software AG	535	10,377
	Washtec AG	3,729	158,500

TOTAL GERMANY			15,500,461

HONG KONG — (2.2%)
	ASMPT Ltd.	85,400	1,061,324
	Best Mart 360 Holdings Ltd.	42,000	9,853
	Bright Smart Securities & Commodities Group Ltd.	64,000	13,413
	Cafe de Coral Holdings Ltd.	104,000	107,862
	CITIC Telecom International Holdings Ltd.	110,000	37,305
*	Cowell e Holdings, Inc.	88,000	199,651
	Fairwood Holdings Ltd.	25,500	25,927
*Ω	Fosun Tourism Group	60,400	28,607
#*Ω	Frontage Holdings Corp.	32,000	5,010
	FSE Lifestyle Services Ltd.	41,000	28,416
	Giordano International Ltd.	172,000	43,894
*††	Gold Fin Holdings	214,000	0
	HKBN Ltd.	121,000	36,398
*	Hong Kong Resources Holdings Co. Ltd.	1,189	144
	International Housewares Retail Co. Ltd.	145,000	23,675
	L’Occitane International SA	89,250	367,808
	Luk Fook Holdings International Ltd.	29,000	69,523
	Man Wah Holdings Ltd.	370,000	270,044
*	MECOM Power & Construction Ltd.	30,997	646
*††	MH Development NPV	80,000	0
	Modern Dental Group Ltd.	21,000	12,851
*	Mongolian Mining Corp.	45,000	57,376
*	NagaCorp Ltd.	324,215	169,915
	PCCW Ltd.	1,096,687	548,337
	Perfect Medical Health Management Ltd.	132,000	40,889
	Plover Bay Technologies Ltd.	128,000	45,647
*	Sa Sa International Holdings Ltd.	134,000	13,290
*Ω	Samsonite International SA	334,200	1,174,936
	SITC International Holdings Co. Ltd.	269,000	583,352
	Stella International Holdings Ltd.	70,500	128,510
	SUNeVision Holdings Ltd.	211,000	67,043
	Tradelink Electronic Commerce Ltd.	178,000	20,891
	Tycoon Group Holdings Ltd.	12,000	6,187
	United Laboratories International Holdings Ltd.	104,000	122,641
	Vitasoy International Holdings Ltd.	192,000	143,301
	VTech Holdings Ltd.	48,100	278,028
	Xinyi Glass Holdings Ltd.	184,000	196,624

TOTAL HONG KONG			5,939,318

IRELAND — (0.4%)
	Glanbia PLC	47,771	906,993
	Irish Continental Group PLC	40,436	216,076

TOTAL IRELAND			1,123,069

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (1.0%)
	Arad Ltd.	2,055	$26,545
#	Ashdod Refinery Ltd.	2,084	46,907
	AudioCodes Ltd.	985	10,855
	Danel Adir Yeoshua Ltd.	1,780	161,063
	Danya Cebus Ltd.	422	9,676
	Delta Israel Brands Ltd.	658	10,272
	Electra Consumer Products 1970 Ltd.	2,581	55,029
	FMS Enterprises Migun Ltd.	369	15,356
	Formula Systems 1985 Ltd.	2,556	186,054
	Formula Systems 1985 Ltd., Sponsored ADR	300	22,440
	Fox Wizel Ltd.	2,273	180,477
	Globrands Ltd.	90	9,760
	Hilan Ltd.	4,043	226,981
	Hiper Global Ltd.	2,782	13,331
	IDI Insurance Co. Ltd.	2,449	69,941
	Inrom Construction Industries Ltd.	31,048	102,599
	Lapidoth Capital Ltd.	1,990	32,162
	M Yochananof & Sons Ltd.	700	36,288
	Magic Software Enterprises Ltd.	12,496	147,578
	Malam - Team Ltd.	2,020	32,899
	Matrix IT Ltd.	10,266	207,074
	Max Stock Ltd.	16,993	39,011
	Maytronics Ltd.	8,312	71,057
	Meitav Investment House Ltd.	10,788	48,317
	Next Vision Stabilized Systems Ltd.	13,408	179,115
	Novolog Ltd.	23,600	9,707
	One Software Technologies Ltd.	9,774	135,414
*	Partner Communications Co. Ltd.	18,876	88,218
*	Perion Network Ltd.	5,073	63,268
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	150,617
	Retailors Ltd.	3,984	87,522
	Tadiran Group Ltd.	920	64,010
	Tel Aviv Stock Exchange Ltd.	13,899	91,992
	Telsys Ltd.	884	53,335
	Tiv Taam Holdings 1 Ltd.	18,868	25,198
#*	Veridis Environment Ltd.	3,358	14,976
	YH Dimri Construction & Development Ltd.	609	47,690

TOTAL ISRAEL			2,772,734

ITALY — (4.1%)
	A2A SpA	67,313	132,751
	Amplifon SpA	35,115	1,172,360
	Arnoldo Mondadori Editore SpA	50,889	121,606
	Azimut Holding SpA	38,489	1,014,279
	Banca Generali SpA	20,762	813,163
	BasicNet SpA	6,975	28,473
Ω	BFF Bank SpA	45,285	581,125
	Brembo NV	20,613	262,236
	Brunello Cucinelli SpA	11,735	1,197,702
Ω	Carel Industries SpA	10,923	221,116
	Cembre SpA	763	36,132
	DiaSorin SpA	1,541	155,637
	Digital Value SpA	596	37,105
#Ω	doValue SpA	17,634	39,222
	Gruppo MutuiOnline SpA	2,794	104,434
	Hera SpA	16,275	58,760
	Intercos SpA	6,692	93,703
	Interpump Group SpA	18,929	824,543
	Italian Sea Group SpA	2,920	29,825

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	LU-VE SpA	2,501	$57,502
	Maire Tecnimont SpA	52,339	433,455
*	Newlat Food SpA	4,907	31,152
	Pharmanutra SpA	1,151	65,401
	Piaggio & C SpA	45,642	133,065
Ω	Piovan SpA	1,843	23,694
Ω	RAI Way SpA	34,041	193,318
	Reply SpA	7,137	931,802
	Salcef Group SpA	3,450	95,041
	Salvatore Ferragamo SpA	20,439	202,814
	Sanlorenzo SpA	3,013	131,953
	Sesa SpA	2,243	233,250
	SOL SpA	12,905	496,438
Ω	Technogym SpA	40,447	381,436
*	Technoprobe SpA	53,217	424,028
	Webuild SpA	28,264	70,944
#	Wiit SpA	1,016	17,414
	Zignago Vetro SpA	8,655	115,249

TOTAL ITALY			10,962,128

JAPAN — (22.0%)
	&Do Holdings Co. Ltd.	3,700	29,659
	A&D HOLON Holdings Co. Ltd.	5,300	92,045
#	Abalance Corp.	500	6,398
	Adastria Co. Ltd.	6,700	145,888
	Ad-sol Nissin Corp.	1,300	13,480
	Adventure, Inc.	800	16,749
	Aeon Delight Co. Ltd.	6,100	144,279
	Aeon Fantasy Co. Ltd.	2,900	40,742
	Aeon Hokkaido Corp.	9,000	52,938
	Aeon Kyushu Co. Ltd.	1,200	21,536
	Ai Holdings Corp.	10,100	155,344
*	AI inside, Inc.	400	15,518
	Aica Kogyo Co. Ltd.	13,800	319,874
#*	Aidma Holdings, Inc.	700	7,859
#	Ain Holdings, Inc.	9,000	340,618
#	Airtrip Corp.	3,700	33,215
	AIT Corp.	2,500	28,360
	Alleanza Holdings Co. Ltd.	4,600	31,280
	Alps Logistics Co. Ltd.	3,300	66,977
	Altech Corp.	4,470	77,858
	Amano Corp.	14,300	343,933
	Amvis Holdings, Inc.	9,000	122,787
	Anest Iwata Corp.	3,500	29,867
	Anicom Holdings, Inc.	20,000	75,334
	Aoyama Zaisan Networks Co. Ltd.	6,400	56,824
	ARE Holdings, Inc.	20,100	259,804
	Arealink Co. Ltd.	2,200	43,256
	Argo Graphics, Inc.	4,200	107,746
	Artner Co. Ltd.	2,100	28,927
	As One Corp.	18,200	299,850
	Asahi Net, Inc.	7,000	28,323
	Asahi Yukizai Corp.	2,400	74,935
	ASKUL Corp.	13,500	203,881
	Aucnet, Inc.	4,600	75,707
	Avant Group Corp.	7,100	57,840
	Axial Retailing, Inc.	17,600	117,628
	Axxzia, Inc.	2,800	15,756
	AZ-COM MARUWA Holdings, Inc.	12,100	92,731

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AZOOM Co. Ltd.	400	$13,709
#*	Bank of Innovation, Inc.	900	22,933
	Baroque Japan Ltd.	3,100	14,953
	Base Co. Ltd.	1,600	35,434
	Beauty Garage, Inc.	2,600	32,037
	Beenos, Inc.	2,300	30,776
	Belc Co. Ltd.	3,000	143,170
	Bell System24 Holdings, Inc.	12,200	119,870
#*	Bengo4.com, Inc.	2,600	47,467
	Bewith, Inc.	800	9,633
	Bic Camera, Inc.	25,500	247,612
#	Bookoff Group Holdings Ltd.	1,200	12,929
#	Br Holdings Corp.	4,200	9,503
	BrainPad, Inc.	7,500	57,339
	Broadmedia Corp.	2,530	21,511
	Bunka Shutter Co. Ltd.	9,300	100,233
#	Business Engineering Corp.	1,400	31,304
#	BuySell Technologies Co. Ltd.	1,000	17,385
	C Uyemura & Co. Ltd.	2,600	170,187
	Careerlink Co. Ltd.	2,200	34,879
#	Carenet, Inc.	5,100	18,440
#	Casa, Inc.	2,300	12,168
#	CellSource Co. Ltd.	2,300	22,677
	Celsys, Inc.	13,300	69,973
	Central Automotive Products Ltd.	3,300	120,797
	Central Security Patrols Co. Ltd.	2,600	44,138
#	Change Holdings, Inc.	10,500	78,618
	Charm Care Corp. KK	5,300	50,334
#	Chikaranomoto Holdings Co. Ltd.	2,800	30,043
	Chugoku Marine Paints Ltd.	7,100	92,920
	CKD Corp.	16,000	299,024
#	Colowide Co. Ltd.	22,300	303,810
#	Como Co. Ltd.	1,000	18,336
	Computer Engineering & Consulting Ltd.	6,700	77,115
	Comture Corp.	7,600	93,075
	Copro-Holdings Co. Ltd.	1,100	10,972
*	Core Concept Technologies, Inc.	700	10,148
	Core Corp.	2,800	34,382
	Cosel Co. Ltd.	1,400	13,050
	Cota Co. Ltd.	6,129	54,929
	Create Restaurants Holdings, Inc.	38,100	262,566
	Create SD Holdings Co. Ltd.	8,100	175,051
	Creek & River Co. Ltd.	3,700	38,842
#	Cresco Ltd.	4,500	57,157
*	CrowdWorks, Inc.	1,300	11,060
	CTS Co. Ltd.	8,600	40,297
	Cube System, Inc.	1,300	9,113
	Curves Holdings Co. Ltd.	16,500	77,495
*	Cyber Security Cloud, Inc.	800	13,543
	Cybozu, Inc.	9,500	96,157
	Daicel Corp.	26,700	247,992
	Daihen Corp.	5,200	316,094
	Daiichikosho Co. Ltd.	15,700	183,257
	Daiken Medical Co. Ltd.	3,200	11,181
#	Daikoku Denki Co. Ltd.	2,300	52,684
	Daikokutenbussan Co. Ltd.	2,100	107,374
	Daiseki Co. Ltd.	14,360	272,912
	Daitron Co. Ltd.	1,900	40,570
	Daiwabo Holdings Co. Ltd.	28,500	495,047

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	DD GROUP Co. Ltd.	2,100	$16,905
	Dear Life Co. Ltd.	10,300	66,960
	Densan System Holdings Co. Ltd.	2,400	42,218
	Dentsu Soken, Inc.	7,800	258,399
	Dexerials Corp.	15,700	588,069
	Digital Arts, Inc.	3,900	104,588
	Digital Hearts Holdings Co. Ltd.	4,700	28,618
	Digital Information Technologies Corp.	4,200	46,346
	Dip Corp.	11,000	185,902
	Direct Marketing MiX, Inc.	5,300	8,663
	Double Standard, Inc.	1,200	13,527
	DTS Corp.	13,600	371,017
	EAT & Holdings Co. Ltd.	1,600	20,144
	Ebara Jitsugyo Co. Ltd.	3,600	77,055
	Ebase Co. Ltd.	8,200	35,082
	Eco’s Co. Ltd.	2,700	40,152
	eGuarantee, Inc.	10,500	114,759
	Elan Corp.	10,000	57,406
	Elecom Co. Ltd.	15,200	143,846
	EM Systems Co. Ltd.	9,000	37,800
	en Japan, Inc.	11,000	182,875
#	Enplas Corp.	1,200	65,003
	Entrust, Inc.	4,400	23,123
#	ES-Con Japan Ltd.	6,900	45,441
	F&M Co. Ltd.	1,900	26,183
	FAN Communications, Inc.	8,800	22,587
	Fancl Corp.	18,200	212,569
*	FDK Corp.	5,900	28,252
	Fibergate, Inc.	4,000	28,267
	Financial Partners Group Co. Ltd.	15,000	210,208
	FINDEX, Inc.	6,200	40,283
*	Fintech Global, Inc.	19,400	10,596
#	Fixstars Corp.	5,000	62,365
	Focus Systems Corp.	1,600	12,357
	Food & Life Cos. Ltd.	29,000	548,124
	Forum Engineering, Inc.	5,800	34,617
	Forval Corp.	1,800	14,845
	FP Corp.	12,400	199,521
	FP Partner, Inc.	1,600	50,954
	France Bed Holdings Co. Ltd.	6,400	49,018
#	Freebit Co. Ltd.	4,100	37,315
	FTGroup Co. Ltd.	2,600	20,351
	Fudo Tetra Corp.	1,200	17,779
#	Fuji Corp.	3,600	41,815
#	Fuji Kosan Co. Ltd.	900	10,243
	Fuji Kyuko Co. Ltd.	6,700	143,046
	Fuji Pharma Co. Ltd.	500	5,038
	Fujikura Ltd.	1,000	17,184
	Fujimi, Inc.	12,200	264,615
*	Fujio Food Group, Inc.	3,700	33,821
*	Fujita Kanko, Inc.	1,800	75,740
	Fukuda Denshi Co. Ltd.	5,200	215,623
	Fukui Computer Holdings, Inc.	3,200	49,865
	Fukushima Galilei Co. Ltd.	3,200	127,951
	FULLCAST Holdings Co. Ltd.	7,500	71,892
	Funai Soken Holdings, Inc.	10,630	160,823
	Furuno Electric Co. Ltd.	3,000	39,867
	Furuya Metal Co. Ltd.	1,400	97,924
	Furyu Corp.	4,600	35,045

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuso Chemical Co. Ltd.	5,600	$143,826
	Future Corp.	15,400	155,361
	G-7 Holdings, Inc.	8,600	76,057
*	GA Technologies Co. Ltd.	3,600	30,249
	Gakkyusha Co. Ltd.	1,800	24,827
	Gakujo Co. Ltd.	1,800	19,865
	Genki Sushi Co. Ltd.	3,200	60,104
	Genky DrugStores Co. Ltd.	2,200	80,645
#	Gift Holdings, Inc.	2,400	45,486
#*	giftee, Inc.	2,900	21,640
#	GMO Financial Gate, Inc.	1,000	44,492
	GMO Financial Holdings, Inc.	10,300	49,267
	GMO GlobalSign Holdings KK	1,400	23,831
	GMO internet group, Inc.	15,938	261,688
*	GNI Group Ltd.	10,400	163,180
*	Gokurakuyu Holdings Co. Ltd.	3,700	9,420
	Greens Co. Ltd.	2,300	32,454
	gremz, Inc.	3,600	48,455
	GungHo Online Entertainment, Inc.	16,500	242,575
#	Hakudo Co. Ltd.	1,800	32,246
	Hakuto Co. Ltd.	2,500	86,329
	Halows Co. Ltd.	3,400	99,675
	Happinet Corp.	4,200	81,347
	Hard Off Corp. Co. Ltd.	3,700	40,694
	Harmonic Drive Systems, Inc.	1,500	37,462
	Hazama Ando Corp.	3,900	29,079
*	Hennge KK	5,800	37,566
	Hiday Hidaka Corp.	4,800	85,320
	Himacs Ltd.	720	6,321
#	Hioki EE Corp.	3,300	131,596
*	Hirose Tusyo, Inc.	400	8,412
#*	HIS Co. Ltd.	10,800	120,002
	Hitachi Zosen Corp.	42,700	330,493
	Hokuetsu Industries Co. Ltd.	4,900	62,767
	Honeys Holdings Co. Ltd.	3,200	34,462
	Hoosiers Holdings Co. Ltd.	1,600	11,064
	Hosokawa Micron Corp.	1,700	47,517
	Hotland Co. Ltd.	3,900	53,474
#	I K K Holdings, Inc.	2,500	12,338
#	IBJ, Inc.	7,600	26,164
	Ichibanya Co. Ltd.	15,820	109,230
	ID Holdings Corp.	3,150	29,122
	Idec Corp.	7,900	139,444
	IDOM, Inc.	22,700	201,303
	IG Port, Inc.	600	15,838
	Iino Kaiun Kaisha Ltd.	5,000	40,191
	I’ll, Inc.	3,200	54,713
	i-mobile Co. Ltd.	8,400	20,983
	Imuraya Group Co. Ltd.	2,200	34,182
#	I-NE Co. Ltd.	1,800	20,302
	I-Net Corp.	3,440	44,220
	Infocom Corp.	7,700	131,759
	Insource Co. Ltd.	16,000	77,741
	Intage Holdings, Inc.	2,900	26,908
	Intelligent Wave, Inc.	3,700	26,683
	Inter Action Corp.	2,500	24,469
#	IPS, Inc.	2,400	35,179
#	IR Japan Holdings Ltd.	2,900	21,937
	Iriso Electronics Co. Ltd.	2,000	39,109

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	I’rom Group Co. Ltd.	2,300	$26,302
	ISB Corp.	3,900	31,777
#	Ise Chemicals Corp.	800	94,174
*	Istyle, Inc.	15,800	52,807
	Itfor, Inc.	9,100	78,859
#	ITmedia, Inc.	4,100	47,105
#	Ito En Ltd.	7,800	189,269
	Itochu Enex Co. Ltd.	11,000	106,469
	Itoki Corp.	10,500	125,435
	Iwaki Co. Ltd.	2,200	35,481
	JAC Recruitment Co. Ltd.	23,200	111,794
*	Jade Group, Inc.	3,000	29,113
#*	Jamco Corp.	1,200	8,276
	Japan Aviation Electronics Industry Ltd.	9,300	149,406
	Japan Business Systems, Inc.	1,400	11,233
#*	Japan Communications, Inc.	34,900	43,792
	Japan Elevator Service Holdings Co. Ltd.	18,500	287,501
*	Japan Hospice Holdings, Inc.	1,700	15,311
	Japan Lifeline Co. Ltd.	18,600	136,519
	Japan Material Co. Ltd.	22,000	310,376
	Japan Property Management Center Co. Ltd.	3,500	29,349
	Japan System Techniques Co. Ltd.	4,400	46,809
	Jastec Co. Ltd.	1,200	14,730
	JBCC Holdings, Inc.	5,400	114,195
	JCR Pharmaceuticals Co. Ltd.	12,000	61,686
	JCU Corp.	7,000	167,122
	Jeol Ltd.	12,300	487,318
	JFE Systems, Inc.	800	18,731
#*	JIG-SAW, Inc.	1,700	42,328
	JINS Holdings, Inc.	4,000	84,036
	JINUSHI Co. Ltd.	2,400	38,819
	J-Lease Co. Ltd.	5,400	42,823
	JM Holdings Co. Ltd.	3,700	62,027
	JP-Holdings, Inc.	20,500	58,909
	Justsystems Corp.	10,400	181,153
	JVCKenwood Corp.	30,800	156,570
	Kaga Electronics Co. Ltd.	900	35,454
	Kagome Co. Ltd.	15,500	396,225
	Kakaku.com, Inc.	23,800	273,761
#	Kakiyasu Honten Co. Ltd.	3,000	52,222
#	Kamakura Shinsho Ltd.	10,700	36,115
	Kameda Seika Co. Ltd.	801	21,092
	Kanamic Network Co. Ltd.	5,200	17,040
	Kanematsu Corp.	8,300	134,956
	Kanro, Inc.	600	8,608
	Kansai Food Market Ltd.	1,000	12,396
*	Kappa Create Co. Ltd.	5,100	52,083
	Katitas Co. Ltd.	14,800	178,308
#	KeePer Technical Laboratory Co. Ltd.	5,200	147,869
	KFC Holdings Japan Ltd.	4,400	142,708
	KH Neochem Co. Ltd.	11,700	179,651
#	Kibun Foods, Inc.	1,400	10,266
	Kintetsu Department Store Co. Ltd.	2,000	27,729
	Ki-Star Real Estate Co. Ltd.	1,600	38,787
	Kitz Corp.	7,400	62,987
#	Koa Shoji Holdings Co. Ltd.	2,000	10,696
#	Kohoku Kogyo Co. Ltd.	1,200	15,503
	KOMEDA Holdings Co. Ltd.	14,600	239,641
#	Komehyo Holdings Co. Ltd.	2,300	54,198

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Konoshima Chemical Co. Ltd.	1,300	$12,595
	Kosaido Holdings Co. Ltd.	17,000	78,466
	Koshidaka Holdings Co. Ltd.	13,241	72,438
	Kotobuki Spirits Co. Ltd.	22,500	231,673
#	Kotobukiya Co. Ltd.	1,500	18,157
	Kozo Keikaku Engineering, Inc.	1,500	37,825
#	Krosaki Harima Corp.	4,400	95,112
#	Kura Sushi, Inc.	500	15,520
	Kushikatsu Tanaka Holdings Co.	1,100	11,772
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	296,445
#	Kyoritsu Maintenance Co. Ltd.	17,600	375,331
	LA Holdings Co. Ltd.	800	24,027
	LAC Co. Ltd.	3,800	19,502
	Leopalace21 Corp.	48,000	158,865
	Life Corp.	5,400	134,899
	Lifedrink Co., Inc.	1,400	44,360
	LIKE, Inc.	1,800	19,516
	Link & Motivation, Inc.	13,500	42,777
#	LITALICO, Inc.	6,400	74,009
	M&A Capital Partners Co. Ltd.	4,400	59,402
	Maeda Kosen Co. Ltd.	6,400	140,063
#	Management Solutions Co. Ltd.	3,400	36,711
	Mani, Inc.	22,800	264,139
	MarkLines Co. Ltd.	4,100	77,387
#	Marumae Co. Ltd.	3,200	38,805
	Maruwa Co. Ltd.	2,300	484,674
	Marvelous, Inc.	4,200	17,970
	Matching Service Japan Co. Ltd.	1,300	9,997
	Matsui Securities Co. Ltd.	35,500	181,707
	Matsuya Co. Ltd.	1,900	10,801
	Matsuyafoods Holdings Co. Ltd.	1,600	56,790
	Max Co. Ltd.	1,900	42,398
	Maxvalu Tokai Co. Ltd.	500	9,804
	MCJ Co. Ltd.	23,300	203,399
	MEC Co. Ltd.	4,900	128,544
	Media Do Co. Ltd.	1,100	9,446
	Medical Data Vision Co. Ltd.	10,100	37,054
*	Medley, Inc.	4,500	103,149
	MedPeer, Inc.	2,600	11,274
	Meiho Facility Works Ltd.	3,100	17,038
	Meiko Electronics Co. Ltd.	5,600	182,710
	MEITEC Group Holdings, Inc.	24,000	447,600
	Menicon Co. Ltd.	18,200	175,605
#*	Mercari, Inc.	21,800	252,071
*	MetaReal Corp.	1,300	8,070
	METAWATER Co. Ltd.	5,600	69,663
	Micronics Japan Co. Ltd.	9,600	395,458
#	Midac Holdings Co. Ltd.	2,400	21,625
#	Mie Kotsu Group Holdings, Inc.	3,000	11,274
	Milbon Co. Ltd.	8,960	176,119
	Mimasu Semiconductor Industry Co. Ltd.	4,200	96,876
#	Mirai Industry Co. Ltd.	1,100	28,814
	Miroku Jyoho Service Co. Ltd.	6,000	64,539
	Mitani Corp.	7,600	80,206
	Mitani Sekisan Co. Ltd.	2,300	84,296
	Mitsubishi Logisnext Co. Ltd.	8,200	80,873
	Mitsubishi Research Institute, Inc.	2,000	62,180
#	Mitsui E&S Co. Ltd.	17,200	186,459
	Mitsui High-Tec, Inc.	4,700	210,447

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui-Soko Holdings Co. Ltd.	3,300	$97,340
	Miura Co. Ltd.	2,500	39,333
	Miyaji Engineering Group, Inc.	2,000	50,566
	Mizuho Medy Co. Ltd.	1,000	21,089
	Monex Group, Inc.	42,700	220,626
	Monogatari Corp.	9,900	267,481
	Morinaga & Co. Ltd.	19,600	316,751
	Morinaga Milk Industry Co. Ltd.	18,600	364,474
	Morozoff Ltd.	900	23,827
	Mugen Estate Co. Ltd.	2,500	21,988
	m-up Holdings, Inc.	11,300	74,656
#	NAC Co. Ltd.	4,600	15,493
	Nagano Keiki Co. Ltd.	3,000	45,034
	Nagase Brothers, Inc.	1,700	20,258
	Nagawa Co. Ltd.	1,600	74,724
	Naigai Trans Line Ltd.	2,600	41,512
	Nakanishi, Inc.	20,400	313,383
#	Namura Shipbuilding Co. Ltd.	9,100	113,464
	NCD Co. Ltd./Shinagawa	1,900	21,588
	NEC Networks & System Integration Corp.	17,200	285,727
	NET One Systems Co. Ltd.	23,900	399,910
	New Art Holdings Co. Ltd.	3,290	34,234
#	Nextage Co. Ltd.	13,500	237,016
	Nichias Corp.	14,000	383,736
	Nihon Dempa Kogyo Co. Ltd.	1,300	10,628
	Nihon Dengi Co. Ltd.	200	7,416
	Nihon M&A Center Holdings, Inc.	74,300	406,668
	Nippon Air Conditioning Services Co. Ltd.	6,700	38,327
	Nippon Aqua Co. Ltd.	3,900	23,749
	Nippon Concept Corp.	1,800	20,666
	Nippon Gas Co. Ltd.	38,300	624,643
	Nippon Parking Development Co. Ltd.	74,700	91,694
	Nippon Pillar Packing Co. Ltd.	6,900	271,788
	Nippon Shinyaku Co. Ltd.	10,000	276,703
	Nishimatsuya Chain Co. Ltd.	10,900	151,152
	Nissei ASB Machine Co. Ltd.	2,700	88,756
#	Nisso Holdings Co. Ltd.	8,200	43,072
	Nissui Corp.	33,700	202,208
	Nitto Kogyo Corp.	2,400	64,375
	Nittoc Construction Co. Ltd.	4,800	34,676
	Noevir Holdings Co. Ltd.	4,800	158,819
#	Nomura Micro Science Co. Ltd.	8,800	281,374
	NS Tool Co. Ltd.	1,700	9,945
	NSD Co. Ltd.	19,600	383,101
	NSW, Inc.	2,200	41,553
	Oat Agrio Co. Ltd.	1,200	15,233
	Oenon Holdings, Inc.	4,100	9,273
	Ohba Co. Ltd.	2,300	16,421
	Ohsho Food Service Corp.	4,000	198,240
#*	Oisix ra daichi, Inc.	7,800	59,093
	Okamoto Machine Tool Works Ltd.	1,200	45,413
	Okamura Corp.	8,400	127,211
	Okinawa Cellular Telephone Co.	8,600	184,788
	Onward Holdings Co. Ltd.	14,300	55,045
	Ootoya Holdings Co. Ltd.	400	12,843
	Open Up Group, Inc.	9,000	114,010
	Optex Group Co. Ltd.	10,620	124,670
*	Optim Corp.	4,900	27,693
	Optimus Group Co. Ltd.	6,000	29,867

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Optorun Co. Ltd.	9,400	$115,477
	Organo Corp.	6,200	284,421
	Oro Co. Ltd.	2,900	47,918
#	Osaka Organic Chemical Industry Ltd.	3,900	80,834
	Osaka Soda Co. Ltd.	300	17,595
#	OSAKA Titanium Technologies Co. Ltd.	7,700	119,960
	OSG Corp.	17,800	229,554
	PAL GROUP Holdings Co. Ltd.	10,800	128,889
	Paramount Bed Holdings Co. Ltd.	9,100	155,050
*	Park24 Co. Ltd.	33,300	358,627
#	Pasona Group, Inc.	4,100	57,534
	Penta-Ocean Construction Co. Ltd.	28,100	141,020
*	PeptiDream, Inc.	24,500	312,185
#	Pharma Foods International Co. Ltd.	4,100	21,802
#*	PIA Corp.	1,300	25,631
	Pigeon Corp.	35,300	321,760
	Pilot Corp.	8,200	219,471
	Plus Alpha Consulting Co. Ltd.	3,000	38,160
	Pole To Win Holdings, Inc.	6,000	18,877
#	Poppins Corp.	800	6,325
#	Port, Inc.	1,000	12,645
	Premium Group Co. Ltd.	10,200	143,176
	Premium Water Holdings, Inc.	800	15,440
	Prestige International, Inc.	32,400	138,366
	Pronexus, Inc.	3,800	27,655
#	Pro-Ship, Inc.	2,600	22,851
	Proto Corp.	7,500	66,416
	Qol Holdings Co. Ltd.	5,000	56,087
	Quick Co. Ltd.	3,900	57,609
#	Raccoon Holdings, Inc.	5,900	25,056
	Raito Kogyo Co. Ltd.	13,600	176,714
#*	Raksul, Inc.	9,800	55,502
	Raysum Co. Ltd.	1,700	39,151
	Relo Group, Inc.	29,300	254,693
	Renaissance, Inc.	1,700	10,879
#*	RENOVA, Inc.	11,600	108,998
	Resorttrust, Inc.	25,100	415,414
	Rheon Automatic Machinery Co. Ltd.	1,100	10,453
	Ride On Express Holdings Co. Ltd.	2,800	18,415
	Riken Keiki Co. Ltd.	5,800	141,918
	Ringer Hut Co. Ltd.	5,000	73,463
#	Riso Kyoiku Co. Ltd.	32,700	57,139
	Rix Corp.	800	22,737
	Roland Corp.	2,800	76,117
	Roland DG Corp.	2,500	88,206
	Rorze Corp.	501	86,861
	Round One Corp.	62,600	274,985
	Royal Holdings Co. Ltd.	5,400	84,413
	RS Technologies Co. Ltd.	4,000	79,428
	Saison Technology Co. Ltd.	1,200	14,237
	Saizeriya Co. Ltd.	3,600	121,563
	Sakai Moving Service Co. Ltd.	6,800	119,699
#	Sakura Internet, Inc.	8,700	324,495
#	Samco, Inc.	900	25,150
	Sangetsu Corp.	8,500	180,699
	Sanken Electric Co. Ltd.	5,800	250,406
	Sankyo Frontier Co. Ltd.	1,500	40,871
	Sankyu, Inc.	8,100	280,824
#	Santec Holdings Corp.	900	28,116

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sato Foods Co. Ltd.	600	$24,144
	Sato Holdings Corp.	4,500	62,356
	Sawai Group Holdings Co. Ltd.	7,600	283,217
	SB Technology Corp.	3,600	66,828
#	SBI Global Asset Management Co. Ltd.	12,700	52,303
	SBS Holdings, Inc.	5,900	101,702
	Seiko Group Corp.	900	23,806
	Seiren Co. Ltd.	12,200	203,228
	Senko Group Holdings Co. Ltd.	21,600	158,299
#	Senshu Electric Co. Ltd.	3,300	114,999
	Seria Co. Ltd.	14,476	245,386
	Seven Bank Ltd.	124,400	222,374
	SFP Holdings Co. Ltd.	1,600	20,816
#*	Sharingtechnology, Inc.	2,300	8,011
	Shibaura Electronics Co. Ltd.	2,200	85,174
	Shibaura Mechatronics Corp.	3,600	137,117
	Shin Maint Holdings Co. Ltd.	2,600	22,499
#	Shin Nippon Biomedical Laboratories Ltd.	7,800	75,751
	Shinagawa Refractories Co. Ltd.	5,200	63,368
	Shinnihonseiyaku Co. Ltd.	4,000	43,438
	Ship Healthcare Holdings, Inc.	20,100	299,046
	SHO-BOND Holdings Co. Ltd.	4,100	158,329
	Shoei Co. Ltd.	15,400	197,302
	SIGMAXYZ Holdings, Inc.	9,800	97,513
*	Simplex Holdings, Inc.	3,900	63,007
	Sinfonia Technology Co. Ltd.	4,300	91,249
	Sinko Industries Ltd.	3,500	88,884
	SK-Electronics Co. Ltd.	1,500	30,751
#*	Smaregi, Inc.	500	7,141
	SMS Co. Ltd.	19,900	275,366
	Softcreate Holdings Corp.	5,000	58,671
	Software Service, Inc.	800	68,478
	Solasto Corp.	14,600	46,037
	Soliton Systems KK	3,900	31,783
	Sparx Group Co. Ltd.	7,020	80,794
	S-Pool, Inc.	25,300	48,741
	SRA Holdings	3,100	77,552
	SRS Holdings Co. Ltd.	6,600	47,581
	Starts Corp., Inc.	7,800	175,960
	St-Care Holding Corp.	4,300	24,189
	Step Co. Ltd.	1,600	20,181
	STI Foods Holdings, Inc.	800	21,379
	Strike Co. Ltd.	3,100	86,674
	Studio Alice Co. Ltd.	1,900	24,665
	Subaru Enterprise Co. Ltd.	1,500	26,233
*	Sun*, Inc.	1,600	9,369
#	Suzuden Corp.	1,300	17,601
	SWCC Corp.	6,900	181,932
	System D, Inc.	800	6,511
	System Research Co. Ltd.	2,000	19,884
	System Support, Inc.	1,700	20,135
	Systems Engineering Consultants Co. Ltd.	600	17,857
	Systena Corp.	78,000	129,967
	Syuppin Co. Ltd.	8,200	60,042
	Taiyo Holdings Co. Ltd.	10,500	213,973
	Takara & Co. Ltd.	2,200	36,329
	Takasago Thermal Engineering Co. Ltd.	8,600	288,308
	Takashima & Co. Ltd.	2,800	21,056
	Take & Give Needs Co. Ltd.	3,600	23,463

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takeuchi Manufacturing Co. Ltd.	11,300	$428,645
#	Tama Home Co. Ltd.	5,500	152,189
	Tamron Co. Ltd.	5,400	251,104
	Tay Two Co. Ltd.	17,700	14,414
#	Tazmo Co. Ltd.	4,100	96,872
	TDC Soft, Inc.	10,200	74,766
	TechMatrix Corp.	11,600	122,937
	TechnoPro Holdings, Inc.	18,300	311,711
	Tecnos Japan, Inc.	3,800	14,198
#	Tenpos Holdings Co. Ltd.	1,600	34,650
#	Tera Probe, Inc.	500	16,638
	T-Gaia Corp.	5,700	76,797
	TKC Corp.	8,200	188,706
*	TKP Corp.	4,000	35,440
	Toa Corp.	14,000	96,730
	Tocalo Co. Ltd.	21,500	247,747
	Toho Co. Ltd.	1,400	28,399
	Toho System Science Co. Ltd.	2,400	19,826
#	Toho Titanium Co. Ltd.	10,500	90,560
	TOKAI Holdings Corp.	29,500	181,444
	Tokyo Base Co. Ltd.	6,300	11,831
	Tokyo Electron Device Ltd.	6,900	247,749
#	Tokyo Individualized Educational Institute, Inc.	7,300	19,068
	Tokyo Ohka Kogyo Co. Ltd.	800	21,215
	Tokyo Steel Manufacturing Co. Ltd.	15,800	167,604
#	Tokyotokeiba Co. Ltd.	5,500	151,604
	Tomy Co. Ltd.	25,400	406,124
	Topcon Corp.	26,700	313,599
	Toridoll Holdings Corp.	13,600	326,814
	Torikizoku Holdings Co. Ltd.	1,200	30,555
#	Torishima Pump Manufacturing Co. Ltd.	3,700	66,801
	Tosei Corp.	6,900	107,722
	Toshiba TEC Corp.	7,100	142,809
	Totech Corp.	3,300	65,263
	Toukei Computer Co. Ltd.	600	14,931
	Towa Corp.	3,713	213,834
#	Toyo Gosei Co. Ltd.	2,000	102,614
	Traders Holdings Co. Ltd.	8,020	37,882
	Trancom Co. Ltd.	2,100	76,360
#	Transaction Co. Ltd.	4,000	45,327
	Transcosmos, Inc.	7,300	157,806
	Treasure Factory Co. Ltd.	2,600	27,035
	Trenders, Inc.	1,600	11,496
	Tsubakimoto Kogyo Co. Ltd.	1,900	26,340
#	Tsuburaya Fields Holdings, Inc.	9,600	109,532
	Tsugami Corp.	6,500	56,120
	Tsuzuki Denki Co. Ltd.	1,700	24,164
	ULS Group, Inc.	700	17,526
#	Ultrafabrics Holdings Co. Ltd.	2,200	16,836
	U-Next Holdings Co. Ltd.	4,800	134,134
	United Arrows Ltd.	5,000	57,622
	UNITED, Inc.	3,500	18,450
	User Local, Inc.	2,500	33,037
	UT Group Co. Ltd.	8,900	186,632
	Valqua Ltd.	6,500	181,686
#	VALTES HOLDINGS Co. Ltd.	1,500	4,302
	Value HR Co. Ltd.	4,800	40,993
	ValueCommerce Co. Ltd.	5,000	34,224
	Vector, Inc.	12,500	104,830

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Vertex Corp.	6,000	$66,733
#*	Vision, Inc.	9,800	71,679
*	Visional, Inc.	5,600	255,518
	Wacom Co. Ltd.	2,000	7,681
	Waseda Academy Co. Ltd.	3,700	35,398
	Watahan & Co. Ltd.	3,300	32,830
	WATAMI Co. Ltd.	2,600	15,254
	WDB Holdings Co. Ltd.	2,100	30,070
	Weathernews, Inc.	2,000	58,731
	Wellnet Corp.	5,700	19,863
	West Holdings Corp.	7,315	122,057
#	Will Group, Inc.	5,900	40,266
*	WingArc1st, Inc.	4,200	71,133
#	Workman Co. Ltd.	3,000	73,703
	World Holdings Co. Ltd.	2,400	35,953
	YAKUODO Holdings Co. Ltd.	3,100	56,316
	YAMADA Consulting Group Co. Ltd.	4,700	56,171
	Yamaichi Electronics Co. Ltd.	4,500	77,609
	Yamami Co.	900	20,632
	YA-MAN Ltd.	1,700	10,250
#	Yamaura Corp.	900	7,875
	Yaoko Co. Ltd.	4,900	264,906
	Yashima Denki Co. Ltd.	1,300	12,723
	Yonex Co. Ltd.	14,600	116,427
*	Yoshimura Food Holdings KK	2,000	19,288
	Yoshinoya Holdings Co. Ltd.	19,900	364,447
	Yossix Holdings Co. Ltd.	900	16,007
	Yotai Refractories Co. Ltd.	300	2,757
	Yuasa Trading Co. Ltd.	3,100	113,283
	Yukiguni Maitake Co. Ltd.	6,000	37,653
	Zenkoku Hosho Co. Ltd.	1,200	42,134
	ZERIA Pharmaceutical Co. Ltd.	5,400	71,615
	ZIGExN Co. Ltd.	10,500	35,188

TOTAL JAPAN			58,618,623

NETHERLANDS — (2.3%)
	Aalberts NV	9,388	446,360
#*Ω	Alfen NV	5,945	256,217
	Arcadis NV	14,235	879,139
#*Ω	Basic-Fit NV	6,679	146,204
	BE Semiconductor Industries NV	19,776	2,623,761
	Corbion NV	623	13,530
*	InPost SA	32,720	525,312
	Nedap NV	1,373	91,154
	OCI NV	23,545	633,280
	TKH Group NV	11,993	516,586

TOTAL NETHERLANDS			6,131,543

NEW ZEALAND — (0.3%)
	AFT Pharmaceuticals Ltd.	3,631	6,423
	Air New Zealand Ltd.	61,610	19,957
	Briscoe Group Ltd.	6,337	16,632
#	Channel Infrastructure NZ Ltd.	27,870	25,422
	Chorus Ltd.	16,733	70,900
	Freightways Group Ltd.	33,273	164,527
	Genesis Energy Ltd.	15,314	20,983
	Hallenstein Glasson Holdings Ltd.	11,317	40,253
	Heartland Group Holdings Ltd.	39,336	24,545

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	NZME Ltd.	11,793	$6,041
	NZX Ltd.	71,463	49,121
	Rakon Ltd.	19,585	11,517
*	Restaurant Brands New Zealand Ltd.	7,481	14,981
	Skellerup Holdings Ltd.	60,070	158,877
	Summerset Group Holdings Ltd.	3,246	21,184
	Vulcan Steel Ltd.	3,879	18,911
	Warehouse Group Ltd.	17,853	14,902

TOTAL NEW ZEALAND			685,176

NORWAY — (1.0%)
	2020 Bulkers Ltd.	2,056	31,728
	ABG Sundal Collier Holding ASA	119,624	62,618
	AF Gruppen ASA	4,408	56,720
	Atea ASA	22,915	292,552
Ω	Avance Gas Holding Ltd.	1,298	18,864
*	Bluenord ASA	5,887	301,712
	Borregaard ASA	12,135	207,860
	Bouvet ASA	23,439	128,502
Ω	Elmera Group ASA	23,591	70,327
	Elopak ASA	17,212	52,397
Ω	Europris ASA	44,317	278,918
*	Gaming Innovation Group, Inc.	13,083	39,865
	Gram Car Carriers ASA	2,545	58,842
Ω	Kid ASA	9,010	118,721
	Kitron ASA	55,251	142,060
	Magnora ASA	7,791	21,364
	Medistim ASA	4,290	69,547
Ω	Multiconsult ASA	5,352	67,945
	Norbit ASA	3,975	25,571
	Odfjell Technology Ltd.	4,019	22,410
Ω	Okeanis Eco Tankers Corp.	2,766	85,757
	Protector Forsikring ASA	6,104	123,391
	Rana Gruber ASA	2,989	22,326
*	SATS ASA	8,168	12,824
	Veidekke ASA	30,427	318,137

TOTAL NORWAY			2,630,958

PORTUGAL — (0.3%)
	Altri SGPS SA	12,786	70,456
	CTT-Correios de Portugal SA	31,173	146,438
	Mota-Engil SGPS SA	27,718	119,958
	Navigator Co. SA	55,123	243,467
	NOS SGPS SA	76,360	263,748

TOTAL PORTUGAL			844,067

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	68,900	117,919
	Aztech Global Ltd.	45,500	30,579
*††	Best World International Ltd.	24,210	43,386
	Delfi Ltd.	68,200	45,337
	DFI Retail Group Holdings Ltd.	65,600	127,373
	Dyna-Mac Holdings Ltd.	157,800	45,232
	Food Empire Holdings Ltd.	48,100	45,038
	Frencken Group Ltd.	61,200	64,628
	Grand Venture Technology Ltd.	19,100	7,404
	HRnetgroup Ltd.	67,400	35,285
	iFAST Corp. Ltd.	31,300	168,428

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Micro-Mechanics Holdings Ltd.	15,800	$16,303
	Propnex Ltd.	98,100	63,492
	Q&M Dental Group Singapore Ltd.	87,720	15,726
	Raffles Medical Group Ltd.	223,700	163,829
	Riverstone Holdings Ltd.	117,700	67,456
	Sheng Siong Group Ltd.	206,900	234,539
	Silverlake Axis Ltd.	154,600	29,397
	StarHub Ltd.	158,800	135,775
	Thomson Medical Group Ltd.	620,100	23,181
	UMS Holdings Ltd.	197,175	193,595
	Venture Corp. Ltd.	6,500	68,869
	Vicom Ltd.	33,700	34,527

TOTAL SINGAPORE			1,777,298

SPAIN — (2.4%)
	Acciona SA	1,787	206,588
#*	Amper SA	215,452	23,696
	Applus Services SA	30,929	418,143
*	Audax Renovables SA	19,995	36,077
	Cia de Distribucion Integral Logista Holdings SA	21,593	587,317
	CIE Automotive SA.	15,735	415,921
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	115,259
*	Distribuidora Internacional de Alimentacion SA	1,732,678	23,732
*	eDreams ODIGEO SA	1,999	13,610
	Elecnor SA	10,305	221,958
	Ence Energia y Celulosa SA	10,540	37,540
	Faes Farma SA	50,367	182,758
	Fluidra SA	2,827	59,842
Ω	Global Dominion Access SA	23,540	87,980
	Indra Sistemas SA	39,692	758,785
	Laboratorios Farmaceuticos Rovi SA	6,930	621,925
*	Melia Hotels International SA	33,213	258,276
Ω	Prosegur Cash SA	118,184	65,559
	Renta 4 Banco SA	926	9,992
	Sacyr SA	162,103	563,604
*	Solaria Energia y Medio Ambiente SA	21,705	220,851
*	Tecnicas Reunidas SA	7,699	76,377
	Tubacex SA	32,303	107,879
	Vidrala SA	5,730	602,528
	Viscofan SA	12,192	775,159

TOTAL SPAIN			6,491,356

SWEDEN — (2.6%)
#	AddLife AB, Class B	18,097	166,486
	Addnode Group AB	31,624	325,668
	AQ Group AB	3,000	171,834
	Beijer Alma AB	8,618	163,093
	Bergman & Beving AB	1,977	39,937
	Betsson AB, Class B	670	7,406
*	Better Collective AS	8,190	219,393
	Bilia AB, Class A	17,266	216,860
*Ω	BioArctic AB	3,777	66,463
Ω	Bravida Holding AB	19,235	130,065
#	BTS Group AB, Class B	498	16,111
	Bufab AB	8,404	255,640
*	Camurus AB	433	19,417
	Cellavision AB	3,860	78,364
	Clas Ohlson AB, Class B	10,598	127,900

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Concentric AB	7,855	$135,287
#Ω	Coor Service Management Holding AB	13,635	59,252
	CTT Systems AB	968	30,595
	Dedicare AB, Class B	2,013	10,200
	Electrolux Professional AB, Class B	55,121	355,911
#	Engcon AB	1,430	11,759
	Ework Group AB	2,192	28,521
	Fenix Outdoor International AG	1,047	65,950
*Ω	Green Landscaping Group AB	5,723	43,934
	Hanza AB	5,269	27,434
	Hemnet Group AB	8,628	224,230
	HMS Networks AB	6,568	243,413
#	Instalco AB	46,026	162,058
	INVISIO AB	8,775	191,943
	Kindred Group PLC, SDR	32,587	365,141
	Lime Technologies AB	2,918	92,648
*	Medcap AB	3,367	132,789
	Medicover AB, Class B	10,458	163,837
	Micro Systemation AB, Class B	3,597	16,628
	Momentum Group AB	8,546	106,872
#	NCAB Group AB	37,830	245,938
	Nederman Holding AB	4,197	72,411
#	New Wave Group AB, Class B	5,472	49,830
	Nolato AB, Class B	1,424	6,988
	Nordic Paper Holding AB	5,013	25,078
	Nordic Waterproofing Holding AB	1,935	28,604
*	Note AB	4,907	62,038
	OEM International AB, Class B	20,968	206,456
*	OX2 AB	16,279	58,726
	Prevas AB, Class B	2,095	22,561
	Proact IT Group AB	6,525	61,750
*	RaySearch Laboratories AB	7,143	77,751
	Rvrc Holding AB	11,071	62,620
#*Ω	Scandic Hotels Group AB	42,995	225,418
*	Sdiptech AB, Class B	4,046	103,093
	SkiStar AB	9,997	138,484
	Synsam AB	2,360	10,832
	Systemair AB	21,801	147,733
	Troax Group AB	11,120	223,725
#*	Truecaller AB, Class B	46,868	148,924
	Vitec Software Group AB, Class B	8,760	419,032
	Volati AB	3,354	31,282
	XANO Industri AB, Class B	2,920	24,566

TOTAL SWEDEN			6,926,879

SWITZERLAND — (7.8%)
	Accelleron Industries AG	23,434	911,085
	ALSO Holding AG	541	133,258
	APG SGA SA	486	109,814
*	Aryzta AG	322,082	609,777
	Ascom Holding AG	10,301	82,633
*	Avolta AG	23,523	889,565
	Barry Callebaut AG	403	651,237
*	Basilea Pharmaceutica AG	1,329	57,039
	Belimo Holding AG	3,044	1,408,420
	Bossard Holding AG, Class A	1,813	412,243
	Bucher Industries AG	599	230,168
	Burckhardt Compression Holding AG	999	636,287
	Burkhalter Holding AG	191	20,944

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Coltene Holding AG	1,298	$72,518
	Comet Holding AG	1,140	359,728
	Daetwyler Holding AG	1,738	359,842
	DKSH Holding AG	745	48,551
	dormakaba Holding AG	989	526,373
	Emmi AG	646	628,468
	Forbo Holding AG	322	371,907
	Georg Fischer AG	20,757	1,448,745
	Inficon Holding AG	583	810,603
#	Interroll Holding AG	219	704,804
	Kardex Holding AG	2,288	605,364
	Komax Holding AG	489	84,123
	LEM Holding SA	156	265,682
Ω	Medacta Group SA	2,186	264,205
	Meier Tobler Group AG	224	7,502
	Mobilezone Holding AG	14,625	209,203
	Orior AG	2,145	153,297
*Ω	Sensirion Holding AG	432	28,361
	SFS Group AG	5,125	607,861
	Siegfried Holding AG	1,437	1,373,172
	SKAN Group AG	1,675	149,643
	Softwareone Holding AG	21,828	371,179
#	Stadler Rail AG	10,448	309,962
	Sulzer AG	3,893	471,521
	Swissquote Group Holding SA	2,575	696,471
	Temenos AG	20,126	1,251,986
Ω	VAT Group AG	3,136	1,561,291
	VZ Holding AG	4,613	531,997
	Ypsomed Holding AG	1,069	381,035

TOTAL SWITZERLAND			20,807,864

UNITED KINGDOM — (13.2%)
	4imprint Group PLC	7,740	598,210
	AG Barr PLC	30,538	217,403
Ω	Airtel Africa PLC	123,903	171,104
	AJ Bell PLC	81,220	327,484
Ω	Alfa Financial Software Holdings PLC	29,356	63,195
*	AO World PLC	44,960	59,034
	Argentex Group PLC	9,075	5,010
	Ashtead Technology Holdings PLC	16,300	165,973
	Babcock International Group PLC	201,649	1,276,041
	Britvic PLC	88,023	970,694
	Bytes Technology Group PLC	68,875	418,922
	Clarkson PLC	6,119	296,576
	Coats Group PLC	431,804	437,209
	Computacenter PLC	24,476	784,712
	Cranswick PLC	15,010	806,117
	CVS Group PLC	22,169	269,939
*	Darktrace PLC	93,801	700,210
	Domino’s Pizza Group PLC	83,777	339,622
	dotdigital group PLC	60,049	69,805
	Dr Martens PLC	114,243	108,407
	Dunelm Group PLC	37,158	468,107
	Energean PLC	41,424	568,101
	FDM Group Holdings PLC	26,704	116,093
	Fevertree Drinks PLC	833	11,785
	Foresight Group Holdings Ltd.	7,357	40,582
*	Frasers Group PLC	45,280	460,796
	Galliford Try Holdings PLC	15,138	45,521

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	8,702	$1,075,516
	Gamma Communications PLC	23,390	381,188
	Greggs PLC	33,984	1,150,085
	Harbour Energy PLC	89,330	319,219
	Hargreaves Lansdown PLC	80,640	814,894
	Hays PLC	380,958	437,472
	Hikma Pharmaceuticals PLC	38,301	919,629
	Hill & Smith PLC	23,052	541,082
	Hilton Food Group PLC	17,406	198,203
	Hollywood Bowl Group PLC	42,980	183,283
	Howden Joinery Group PLC	136,911	1,490,237
	IDOX PLC	94,139	76,723
	IMI PLC	56,929	1,240,067
	Impax Asset Management Group PLC	29,072	160,988
	Inchcape PLC	100,016	996,852
*	Indivior PLC	43,264	776,644
	IntegraFin Holdings PLC	79,159	294,805
*	IWG PLC	220,696	509,537
*	J D Wetherspoon PLC	24,584	221,933
	James Halstead PLC	93,307	232,435
	Johnson Service Group PLC	84,067	135,542
	Kainos Group PLC	29,736	364,583
	Kitwave Group PLC	2,849	13,779
	Liontrust Asset Management PLC	9,804	82,485
Ω	Luceco PLC	32,411	66,639
	Macfarlane Group PLC	22,063	39,953
	Man Group PLC	302,104	968,818
*	McBride PLC	20,710	28,764
	Me Group International PLC	62,186	124,279
	Midwich Group PLC	13,083	68,980
	Mitie Group PLC	393,366	570,948
	Moneysupermarket.com Group PLC	172,663	462,597
	Morgan Advanced Materials PLC	106,291	415,408
	Morgan Sindall Group PLC	2,154	60,733
	Mortgage Advice Bureau Holdings Ltd.	8,498	91,752
	Next 15 Group PLC	23,661	264,881
	Ninety One PLC	94,720	197,001
	Oxford Instruments PLC	15,187	426,259
	Pagegroup PLC	100,653	559,332
	PayPoint PLC	18,892	124,424
	Plus500 Ltd.	27,850	753,335
	Polar Capital Holdings PLC	20,109	136,215
	Record PLC	14,254	11,040
	Renew Holdings PLC	19,291	228,348
	Renishaw PLC	403	20,779
*	Renold PLC	27,285	16,877
	Rightmove PLC	108,570	695,478
	Robert Walters PLC	10,701	52,996
	Rotork PLC	221,063	888,659
	RS Group PLC	113,836	1,042,830
	Serco Group PLC	185,303	422,621
	Softcat PLC	32,618	638,442
	Spirent Communications PLC	193,208	467,037
	SSP Group PLC	178,241	436,102
	SThree PLC	44,534	235,339
	Strix Group PLC	15,660	15,083
*††	Studio Retail Group PLC	9,958	0
	Tate & Lyle PLC	87,137	714,404
	Tatton Asset Management PLC	9,729	68,795

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
TClarke PLC	14,286	$28,764
Team Internet Group PLC	17,972	30,988
Telecom Plus PLC	19,737	428,028
Topps Tiles PLC	24,408	13,103
#* Victoria PLC	1,684	4,070
Victrex PLC	857	13,525
Volution Group PLC	65,907	355,271
WH Smith PLC	33,990	464,925
Wickes Group PLC	71,296	128,825
Wilmington PLC	4,671	21,331
XPS Pensions Group PLC	8,925	29,671

TOTAL UNITED KINGDOM		35,247,482

TOTAL COMMON STOCKS		258,523,466

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
FUCHS SE, 2.445%	16,206	756,809
Sixt SE, 9.373%	876	60,617

TOTAL GERMANY		817,426

TOTAL INVESTMENT SECURITIES (Cost $234,143,520)		259,340,892

		Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	652,565	7,548,877

TOTAL INVESTMENTS — (100.0%) (Cost $241,692,408)		$266,889,769

Summary of the Portfolio’s investments as of April 30, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$19,628,372	$35,281	$19,663,653
Austria	—	2,836,277	—	2,836,277
Belgium	$364,193	4,033,490	—	4,397,683
Canada	30,773,654	—	—	30,773,654
China	—	6,693	—	6,693
Denmark	—	6,831,799	—	6,831,799
Finland	—	5,260,477	—	5,260,477
France	—	12,294,274	—	12,294,274
Germany	—	15,500,461	—	15,500,461
Hong Kong	—	5,939,318	—	5,939,318
Ireland	—	1,123,069	—	1,123,069
Israel	170,018	2,602,716	—	2,772,734
Italy	—	10,962,128	—	10,962,128
Japan	—	58,618,623	—	58,618,623
Netherlands	—	6,131,543	—	6,131,543
New Zealand	—	685,176	—	685,176
Norway	—	2,630,958	—	2,630,958
Portugal	—	844,067	—	844,067

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Singapore	—	$1,733,912	$43,386		$1,777,298
Spain	—	6,491,356	—		6,491,356
Sweden	—	6,926,879	—		6,926,879
Switzerland	—	20,807,864	—		20,807,864
United Kingdom	—	35,247,482	—		35,247,482
Preferred Stocks
Germany	—	817,426	—		817,426
Securities Lending Collateral	—	7,548,877	—		7,548,877

Total Investments in Securities	$31,307,865	$235,503,237	$78,667	<>	$266,889,769

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 5, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: July 5, 2024